                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                        MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number       811-3258
                                                      -----------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
              (Address of principal executive offices)(Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                     DFA Investment Dimensions Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 512-306-7400

                  Date of fiscal year end:   October 31

                  Date of reporting period:  October 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

ANNUAL REPORT
year ended: October 31, 2014

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------------------

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2014

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                                 ANNUAL REPORT

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  DFA Investment Dimensions Group Inc.
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................  19
     Disclosure of Fund Expenses........................................  31
     Disclosure of Portfolio Holdings...................................  37
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio..........................  40
         U.S. Large Cap Equity Portfolio................................  43
         U.S. Large Cap Value Portfolio.................................  46
         U.S. Targeted Value Portfolio..................................  47
         U.S. Small Cap Value Portfolio.................................  50
         U.S. Core Equity 1 Portfolio...................................  53
         U.S. Core Equity 2 Portfolio...................................  56
         U.S. Vector Equity Portfolio...................................  59
         U.S. Small Cap Portfolio.......................................  62
         U.S. Micro Cap Portfolio.......................................  65
         DFA Real Estate Securities Portfolio...........................  68
         Large Cap International Portfolio..............................  70
         International Core Equity Portfolio............................  74
         International Small Company Portfolio..........................  79
         Japanese Small Company Portfolio...............................  80
         Asia Pacific Small Company Portfolio...........................  80
         United Kingdom Small Company Portfolio.........................  81
         Continental Small Company Portfolio............................  81
         DFA International Real Estate Securities Portfolio.............  82
         DFA Global Real Estate Securities Portfolio....................  85
         DFA International Small Cap Value Portfolio....................  86
         International Vector Equity Portfolio..........................  90
         World ex U.S. Value Portfolio..................................  95
         World ex U.S. Targeted Value Portfolio.........................  96
         World ex U.S. Core Equity Portfolio............................  97
         World Core Equity Portfolio....................................  98
         Selectively Hedged Global Equity Portfolio.....................  99
         Emerging Markets Portfolio..................................... 100
         Emerging Markets Small Cap Portfolio........................... 100
         Emerging Markets Value Portfolio............................... 100
         Emerging Markets Core Equity Portfolio......................... 101
     Statements of Assets and Liabilities............................... 105
     Statements of Operations........................................... 112
     Statements of Changes in Net Assets................................ 119
     Financial Highlights............................................... 129
     Notes to Financial Statements...................................... 148
     Report of Independent Registered Public Accounting Firm............ 176

TABLE OF CONTENTS
CONTINUED

                                                                         Page
                                                                         ----
  DFA Investment Dimensions Group Inc. - DFA Commodity Strategy
    Portfolio
     Performance Charts................................................. 177
     Management's Discussion and Analysis............................... 178
     Consolidated Disclosure of Fund Expenses........................... 179
     Consolidated Disclosure of Portfolio Holdings...................... 180
     Consolidated Schedule of Investments............................... 181
     Consolidated Statement of Assets and Liabilities................... 186
     Consolidated Statement of Operations............................... 187
     Consolidated Statements of Changes in Net Assets................... 188
     Consolidated Financial Highlights.................................. 189
     Consolidated Notes to Financial Statements......................... 190
     Report of Independent Registered Public Accounting Firm............ 202
  Dimensional Investment Group Inc.
     Performance Charts................................................. 203
     Management's Discussion and Analysis............................... 205
     Disclosure of Fund Expenses........................................ 208
     Disclosure of Portfolio Holdings................................... 210
     Schedule of Investments/Summary Schedule of Portfolio Holdings
         DFA International Value Portfolio.............................. 211
         U.S. Large Company Portfolio................................... 212
     Statements of Assets and Liabilities............................... 215
     Statements of Operations........................................... 216
     Statements of Changes in Net Assets................................ 217
     Financial Highlights............................................... 218
     Notes to Financial Statements...................................... 220
     Report of Independent Registered Public Accounting Firm............ 230
  The DFA Investment Trust Company
     Performance Charts................................................. 231
     Management's Discussion and Analysis............................... 236
     Disclosure of Fund Expenses........................................ 241
     Disclosure of Portfolio Holdings................................... 243
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................ 245
         The DFA International Value Series............................. 248
         The Japanese Small Company Series.............................. 252
         The Asia Pacific Small Company Series.......................... 255
         The United Kingdom Small Company Series........................ 257
         The Continental Small Company Series........................... 260
         The Canadian Small Company Series.............................. 264
         The Emerging Markets Series.................................... 267
         The Emerging Markets Small Cap Series.......................... 271
     Statements of Assets and Liabilities............................... 275
     Statements of Operations........................................... 277
     Statements of Changes in Net Assets................................ 279
     Financial Highlights............................................... 282
     Notes to Financial Statements...................................... 287
     Report of Independent Registered Public Accounting Firm............ 296

TABLE OF CONTENTS
CONTINUED

                                                                         Page
                                                                         ----
  Dimensional Emerging Markets Value Fund
     Performance Charts................................................. 297
     Management's Discussion and Analysis............................... 298
     Disclosure of Fund Expenses........................................ 299
     Disclosure of Portfolio Holdings................................... 300
     Summary Schedule of Portfolio Holdings............................. 301
     Statement of Assets and Liabilities................................ 305
     Statement of Operations............................................ 306
     Statements of Changes in Net Assets................................ 307
     Financial Highlights............................................... 308
     Notes to Financial Statements...................................... 309
     Report of Independent Registered Public Accounting Firm............ 316
  Fund Management....................................................... 317
  Voting Proxies on Fund Portfolio Securities........................... 328
  Notice to Shareholders................................................ 329

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
CAD     Canadian Dollars
P.L.C.  Public Limited Company
SPDR    Standard & Poor's Depository Receipts
GBP     British Pounds
NZD     New Zealand Dollars
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
RIC     Registered Investment Company
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
October 31, 2004-October 31, 2014

                                     [CHART]

                   Enhanced U.S. Large Company
                            Portfolio                    S&P 500/R/Index
                ---------------------------------      ------------------
10/31/2004                  $10,000                         $10,000
11/30/2004                   10,366                          10,405
12/31/2004                   10,717                          10,759
 1/31/2005                   10,437                          10,496
 2/28/2005                   10,638                          10,717
 3/31/2005                   10,425                          10,527
 4/30/2005                   10,246                          10,328
 5/31/2005                   10,571                          10,656
 6/30/2005                   10,582                          10,672
 7/31/2005                   10,931                          11,069
 8/31/2005                   10,852                          10,968
 9/30/2005                   10,919                          11,056
10/31/2005                   10,693                          10,872
11/30/2005                   11,100                          11,283
12/31/2005                   11,101                          11,287
 1/31/2006                   11,399                          11,586
 2/28/2006                   11,399                          11,618
 3/31/2006                   11,542                          11,762
 4/30/2006                   11,680                          11,920
 5/31/2006                   11,335                          11,577
 6/30/2006                   11,346                          11,593
 7/31/2006                   11,415                          11,664
 8/31/2006                   11,680                          11,942
 9/30/2006                   11,979                          12,250
10/31/2006                   12,359                          12,649
11/30/2006                   12,600                          12,889
12/31/2006                   12,769                          13,070
 1/31/2007                   12,950                          13,268
 2/28/2007                   12,696                          13,008
 3/31/2007                   12,841                          13,154
 4/30/2007                   13,397                          13,737
 5/31/2007                   13,856                          14,216
 6/30/2007                   13,614                          13,980
 7/31/2007                   13,204                          13,546
 8/31/2007                   13,385                          13,749
 9/30/2007                   13,883                          14,264
10/31/2007                   14,106                          14,490
11/30/2007                   13,512                          13,885
12/31/2007                   13,416                          13,788
 1/31/2008                   12,575                          12,961
 2/29/2008                   12,168                          12,540
 3/31/2008                   12,114                          12,486
 4/30/2008                   12,683                          13,094
 5/31/2008                   12,860                          13,264
 6/30/2008                   11,767                          12,146
 7/31/2008                   11,671                          12,044
 8/31/2008                   11,850                          12,218
 9/30/2008                   10,759                          11,129
10/31/2008                    8,924                           9,260
11/30/2008                    8,317                           8,596
12/31/2008                    8,415                           8,687
 1/31/2009                    7,710                           7,955
 2/28/2009                    6,867                           7,108
 3/31/2009                    7,492                           7,730
 4/30/2009                    8,230                           8,470
 5/31/2009                    8,723                           8,944
 6/30/2009                    8,753                           8,962
 7/31/2009                    9,446                           9,640
 8/31/2009                    9,815                           9,988
 9/30/2009                   10,201                          10,360
10/31/2009                   10,015                          10,168
11/30/2009                   10,649                          10,778
12/31/2009                   10,832                          10,986
 1/31/2010                   10,460                          10,591
 2/28/2010                   10,801                          10,919
 3/31/2010                   11,437                          11,578
 4/30/2010                   11,623                          11,760
 5/31/2010                   10,708                          10,821
 6/30/2010                   10,157                          10,255
 7/31/2010                   10,874                          10,973
 8/31/2010                   10,391                          10,478
 9/30/2010                   11,321                          11,413
10/31/2010                   11,758                          11,847
11/30/2010                   11,742                          11,849
12/31/2010                   12,528                          12,641
 1/31/2011                   12,841                          12,940
 2/28/2011                   13,263                          13,384
 3/31/2011                   13,263                          13,389
 4/30/2011                   13,685                          13,786
 5/31/2011                   13,560                          13,629
 6/30/2011                   13,326                          13,402
 7/31/2011                   13,076                          13,130
 8/31/2011                   12,356                          12,417
 9/30/2011                   11,480                          11,544
10/31/2011                   12,747                          12,805
11/30/2011                   12,669                          12,777
12/31/2011                   12,810                          12,908
 1/31/2012                   13,411                          13,486
 2/29/2012                   13,996                          14,069
 3/31/2012                   14,471                          14,532
 4/30/2012                   14,392                          14,441
 5/31/2012                   13,522                          13,573
 6/30/2012                   14,089                          14,132
 7/31/2012                   14,327                          14,329
 8/31/2012                   14,660                          14,652
 9/30/2012                   15,037                          15,030
10/31/2012                   14,766                          14,753
11/30/2012                   14,862                          14,838
12/31/2012                   14,983                          14,973
 1/31/2013                   15,751                          15,749
 2/28/2013                   15,975                          15,963
 3/31/2013                   16,566                          16,561
 4/30/2013                   16,886                          16,881
 5/31/2013                   17,270                          17,275
 6/30/2013                   17,005                          17,043
 7/31/2013                   17,903                          17,911
 8/31/2013                   17,374                          17,392
 9/30/2013                   17,919                          17,937
10/31/2013                   18,752                          18,762
11/30/2013                   19,329                          19,334
12/31/2013                   19,794                          19,823
 1/31/2014                   19,137                          19,138
 2/28/2014                   20,003                          20,013
 3/31/2014                   20,157                          20,181
 4/30/2014                   20,318                          20,331
 5/31/2014                   20,816                          20,808
 6/30/2014                   21,216                          21,238
 7/31/2014                   20,911                          20,945          Past performance is not predictive of
 8/31/2014                   21,764                          21,783          future performance.
 9/30/2014                   21,442                          21,477          The returns shown do not reflect the
10/31/2014                   21,973                          22,002          deduction of taxes that a shareholder
          Average Annual         One         Five          Ten               would pay on fund distributions or the
          Total Return           Year        Years        Years              redemption of fund shares.
          ------------------------------------------------------------       The S&P data are provided by
                                17.18%       17.02%       8.19%              Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
June 25, 2013-October 31, 2014

                                 [CHART]

                       U.S. Large Cap
                      Equity Portfolio        Russell 1000/R/ Index
                     -----------------        ---------------------
     6/25/2013            $10,000                   $10,000
     6/30/2013             10,020                    10,130
     7/31/2013             10,550                    10,672
     8/31/2013             10,270                    10,378
     9/30/2013             10,630                    10,740
    10/31/2013             11,101                    11,213
    11/30/2013             11,452                    11,527
    12/31/2013             11,757                    11,838
     1/31/2014             11,333                    11,460
     2/28/2014             11,878                    12,004
     3/31/2014             11,985                    12,080
     4/30/2014             12,046                    12,137
     5/31/2014             12,319                    12,416
     6/30/2014             12,623                    12,699            Past performance is not predictive of
     7/31/2014             12,410                    12,493            future performance.
     8/31/2014             12,928                    13,010            The returns shown do not reflect the
     9/30/2014             12,654                    12,781            deduction of taxes that a shareholder
    10/31/2014             12,899                    13,094            would pay on fund distributions or the
            Average Annual         One           Since                 redemption of fund shares.
            Total Return           Year        Inception               Russell data copyright (C) Russell
            ---------------------------------------------------        Investment Group 1995-2014, all rights
                                  16.19%        20.74%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2004-October 31, 2014

                                    [CHART]


                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
               -------------------------------    ---------------------------
 10/31/2004                $10,000                          $10,000
 11/30/2004                 10,655                           10,506
 12/31/2004                 11,079                           10,858
  1/31/2005                 10,803                           10,665
  2/28/2005                 11,129                           11,018
  3/31/2005                 11,100                           10,867
  4/30/2005                 10,718                           10,672
  5/31/2005                 11,177                           10,929
  6/30/2005                 11,405                           11,049
  7/31/2005                 11,971                           11,368
  8/31/2005                 11,871                           11,319
  9/30/2005                 12,054                           11,478
 10/31/2005                 11,731                           11,186
 11/30/2005                 12,199                           11,552
 12/31/2005                 12,214                           11,621
  1/31/2006                 12,792                           12,072
  2/28/2006                 12,747                           12,146
  3/31/2006                 12,972                           12,311
  4/30/2006                 13,337                           12,624
  5/31/2006                 13,090                           12,305
  6/30/2006                 13,203                           12,383
  7/31/2006                 13,011                           12,684
  8/31/2006                 13,220                           12,897
  9/30/2006                 13,586                           13,154
 10/31/2006                 14,124                           13,584
 11/30/2006                 14,390                           13,894
 12/31/2006                 14,679                           14,206
  1/31/2007                 15,104                           14,388
  2/28/2007                 14,877                           14,164
  3/31/2007                 14,974                           14,383
  4/30/2007                 15,609                           14,914
  5/31/2007                 16,250                           15,452
  6/30/2007                 15,986                           15,091
  7/31/2007                 14,993                           14,393
  8/31/2007                 14,707                           14,554
  9/30/2007                 15,087                           15,054
 10/31/2007                 15,169                           15,056
 11/30/2007                 14,319                           14,320
 12/31/2007                 14,273                           14,182
  1/31/2008                 13,726                           13,614
  2/29/2008                 13,301                           13,043
  3/31/2008                 13,177                           12,945
  4/30/2008                 14,004                           13,577
  5/31/2008                 14,337                           13,555
  6/30/2008                 12,766                           12,257
  7/31/2008                 12,623                           12,213
  8/31/2008                 12,871                           12,421
  9/30/2008                 11,713                           11,508
 10/31/2008                  9,074                            9,516
 11/30/2008                  8,184                            8,834
 12/31/2008                  8,450                            8,956
  1/31/2009                  7,448                            7,926
  2/28/2009                  6,402                            6,867
  3/31/2009                  7,031                            7,455
  4/30/2009                  8,169                            8,254
  5/31/2009                  8,796                            8,764
  6/30/2009                  8,689                            8,699
  7/31/2009                  9,508                            9,411
  8/31/2009                 10,155                            9,904
  9/30/2009                 10,597                           10,286
 10/31/2009                 10,141                            9,971
 11/30/2009                 10,712                           10,533
 12/31/2009                 11,001                           10,720
  1/31/2010                 10,743                           10,418
  2/28/2010                 11,207                           10,747
  3/31/2010                 12,081                           11,447
  4/30/2010                 12,463                           11,743
  5/31/2010                 11,396                           10,778
  6/30/2010                 10,534                           10,171
  7/31/2010                 11,358                           10,860
  8/31/2010                 10,664                           10,395
  9/30/2010                 11,709                           11,201
 10/31/2010                 12,140                           11,538
 11/30/2010                 12,049                           11,476
 12/31/2010                 13,220                           12,382
  1/31/2011                 13,647                           12,662
  2/28/2011                 14,383                           13,129
  3/31/2011                 14,449                           13,181
  4/30/2011                 14,811                           13,532
  5/31/2011                 14,600                           13,389
  6/30/2011                 14,335                           13,115
  7/31/2011                 13,680                           12,680
  8/31/2011                 12,523                           11,888
  9/30/2011                 11,258                           10,990
 10/31/2011                 12,812                           12,248
 11/30/2011                 12,706                           12,185
 12/31/2011                 12,805                           12,430
  1/31/2012                 13,441                           12,901
  2/29/2012                 14,217                           13,415
  3/31/2012                 14,478                           13,813
  4/30/2012                 14,175                           13,672
  5/31/2012                 13,169                           12,870
  6/30/2012                 13,875                           13,509
  7/31/2012                 14,010                           13,649
  8/31/2012                 14,563                           13,945
  9/30/2012                 15,095                           14,388
 10/31/2012                 15,136                           14,317
 11/30/2012                 15,169                           14,311
 12/31/2012                 15,629                           14,607
  1/31/2013                 16,714                           15,556
  2/28/2013                 16,926                           15,779
  3/31/2013                 17,739                           16,405
  4/30/2013                 17,917                           16,653
  5/31/2013                 18,657                           17,080
  6/30/2013                 18,442                           16,929
  7/31/2013                 19,548                           17,844
  8/31/2013                 18,964                           17,167
  9/30/2013                 19,524                           17,597
 10/31/2013                 20,511                           18,367
 11/30/2013                 21,367                           18,880
 12/31/2013                 21,931                           19,358
  1/31/2014                 21,064                           18,670
  2/28/2014                 21,772                           19,478
  3/31/2014                 22,282                           19,943
  4/30/2014                 22,428                           20,132
  5/31/2014                 22,915                           20,427
  6/30/2014                 23,540                           20,961              Past performance is not predictive of
  7/31/2014                 23,365                           20,603              future performance.
  8/31/2014                 24,106                           21,361              The returns shown do not reflect the
  9/30/2014                 23,505                           20,920              deduction of taxes that a shareholder
 10/31/2014                 23,688                           21,390              would pay on fund distributions or the
           Average Annual          One          Five          Ten                redemption of fund shares.
           Total Return            Year         Years        Years               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2014, all rights
                                  15.49%        18.49%       9.01%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
January 31, 2008-October 31, 2014

                                    [CHART]

                    U.S. Targeted
              Value Portfolio - Class R1        Russell 2000/R/ Value Index
              --------------------------        ---------------------------
 1/31/2008            $10,000                            $10,000
 2/29/2008              9,750                              9,603
 3/31/2008              9,821                              9,748
 4/30/2008             10,152                             10,056
 5/31/2008             10,613                             10,400
 6/30/2008              9,538                              9,402
 7/31/2008              9,790                              9,884
 8/31/2008             10,233                             10,353
 9/30/2008              9,575                              9,868
10/31/2008              7,504                              7,897
11/30/2008              6,525                              6,982
12/31/2008              6,946                              7,412
 1/31/2009              5,999                              6,353
 2/28/2009              5,204                              5,471
 3/31/2009              5,777                              5,956
 4/30/2009              6,902                              6,901
 5/31/2009              7,137                              7,051
 6/30/2009              7,107                              7,028
 7/31/2009              7,959                              7,841
 8/31/2009              8,379                              8,212
 9/30/2009              8,844                              8,624
10/31/2009              8,207                              8,051
11/30/2009              8,484                              8,308
12/31/2009              9,150                              8,937
 1/31/2010              8,943                              8,675
 2/28/2010              9,449                              9,077
 3/31/2010             10,229                              9,832
 4/30/2010             10,973                             10,520
 5/31/2010              9,981                              9,631
 6/30/2010              9,031                              8,790
 7/31/2010              9,735                              9,418
 8/31/2010              8,948                              8,710
 9/30/2010             10,044                              9,645
10/31/2010             10,417                             10,019
11/30/2010             10,840                             10,273
12/31/2010             11,805                             11,127
 1/31/2011             11,883                             11,133
 2/28/2011             12,550                             11,698
 3/31/2011             12,792                             11,861
 4/30/2011             12,998                             12,053
 5/31/2011             12,678                             11,837
 6/30/2011             12,397                             11,546
 7/31/2011             11,964                             11,164
 8/31/2011             10,763                             10,178
 9/30/2011              9,425                              9,067
10/31/2011             10,905                             10,373
11/30/2011             10,941                             10,353
12/31/2011             11,049                             10,515
 1/31/2012             11,719                             11,214
 2/29/2012             12,144                             11,380
 3/31/2012             12,369                             11,733
 4/30/2012             12,168                             11,564
 5/31/2012             11,260                             10,857
 6/30/2012             11,715                             11,380
 7/31/2012             11,657                             11,264
 8/31/2012             12,192                             11,612
 9/30/2012             12,577                             12,025
10/31/2012             12,505                             11,874
11/30/2012             12,715                             11,911
12/31/2012             13,155                             12,413
 1/31/2013             14,059                             13,152
 2/28/2013             14,291                             13,303
 3/31/2013             14,987                             13,856
 4/30/2013             14,840                             13,843
 5/31/2013             15,567                             14,256
 6/30/2013             15,460                             14,199
 7/31/2013             16,545                             15,111
 8/31/2013             15,941                             14,443
 9/30/2013             16,826                             15,277
10/31/2013             17,555                             15,773
11/30/2013             18,331                             16,389
12/31/2013             18,804                             16,698
 1/31/2014             17,913                             16,052
 2/28/2014             18,845                             16,786
 3/31/2014             19,217                             16,994
 4/30/2014             18,862                             16,557
 5/31/2014             19,044                             16,662
 6/30/2014             19,852                             17,399               Past performance is not predictive of
 7/31/2014             18,859                             16,347               future performance.
 8/31/2014             19,819                             17,058               The returns shown do not reflect the
 9/30/2014             18,629                             15,907               deduction of taxes that a shareholder
10/31/2014             19,217                             17,018               would pay on fund distributions or the
          Average Annual        One         Five           Since               redemption of fund shares.
          Total Return          Year        Years        Inception             Russell data copyright (C) Russell
          --------------------------------------------------------------       Investment Group 1995-2014, all rights
                                9.47%       18.55%        10.16%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
June 30, 2008-October 31, 2014

                                    [CHART]

                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
 6/30/2008                $10,000                          10,000
 7/31/2008                 10,260                          10,513
 8/31/2008                 10,720                          11,012
 9/30/2008                 10,038                          10,496
10/31/2008                  7,860                           8,399
11/30/2008                  6,836                           7,426
12/31/2008                  7,274                           7,883
 1/31/2009                  6,272                           6,757
 2/28/2009                  5,443                           5,818
 3/31/2009                  6,038                           6,335
 4/30/2009                  7,216                           7,340
 5/31/2009                  7,459                           7,499
 6/30/2009                  7,436                           7,475
 7/31/2009                  8,321                           8,340
 8/31/2009                  8,768                           8,735
 9/30/2009                  9,248                           9,173
10/31/2009                  8,585                           8,564
11/30/2009                  8,871                           8,836
12/31/2009                  9,568                           9,505
 1/31/2010                  9,343                           9,227
 2/28/2010                  9,865                           9,654
 3/31/2010                 10,685                          10,458
 4/30/2010                 11,453                          11,189
 5/31/2010                 10,419                          10,244
 6/30/2010                  9,434                           9,350
 7/31/2010                 10,161                          10,017
 8/31/2010                  9,341                           9,264
 9/30/2010                 10,484                          10,258
10/31/2010                 10,874                          10,656
11/30/2010                 11,306                          10,927
12/31/2010                 12,308                          11,834
 1/31/2011                 12,396                          11,841
 2/28/2011                 13,085                          12,442
 3/31/2011                 13,336                          12,615
 4/30/2011                 13,544                          12,820
 5/31/2011                 13,211                          12,590
 6/30/2011                 12,926                          12,281
 7/31/2011                 12,466                          11,875
 8/31/2011                 11,214                          10,826
 9/30/2011                  9,820                           9,644
10/31/2011                 11,364                          11,033
11/30/2011                 11,401                          11,011
12/31/2011                 11,510                          11,183
 1/31/2012                 12,209                          11,927
 2/29/2012                 12,644                          12,104
 3/31/2012                 12,877                          12,480
 4/30/2012                 12,667                          12,299
 5/31/2012                 11,721                          11,548
 6/30/2012                 12,189                          12,104
 7/31/2012                 12,129                          11,981
 8/31/2012                 12,686                          12,350
 9/30/2012                 13,082                          12,790
10/31/2012                 13,007                          12,630
11/30/2012                 13,225                          12,668
12/31/2012                 13,677                          13,202
 1/31/2013                 14,611                          13,989
 2/28/2013                 14,861                          14,149
 3/31/2013                 15,577                          14,738
 4/30/2013                 15,424                          14,723
 5/31/2013                 16,181                          15,163
 6/30/2013                 16,064                          15,102
 7/31/2013                 17,185                          16,072
 8/31/2013                 16,548                          15,362
 9/30/2013                 17,472                          16,248
10/31/2013                 18,223                          16,777
11/30/2013                 19,022                          17,431
12/31/2013                 19,515                          17,760
 1/31/2014                 18,587                          17,073
 2/28/2014                 19,549                          17,854
 3/31/2014                 19,932                          18,075
 4/30/2014                 19,563                          17,610
 5/31/2014                 19,752                          17,722
 6/30/2014                 20,586                          18,506
 7/31/2014                 19,553                          17,387                 Past performance is not predictive of
 8/31/2014                 20,551                          18,143                 future performance.
 9/30/2014                 19,315                          16,919                 The returns shown do not reflect the
10/31/2014                 19,918                          18,101                 deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           Average Annual        One         Five           Since                 redemption of fund shares.
           Total Return          Year        Years        Inception               Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2014, all rights
                                 9.30%       18.33%        11.49%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/31/2004               $10,000                           $10,000
11/30/2004                10,920                            10,887
12/31/2004                11,259                            11,147
 1/31/2005                10,901                            10,716
 2/28/2005                11,203                            10,929
 3/31/2005                11,098                            10,704
 4/30/2005                10,346                            10,152
 5/31/2005                11,035                            10,771
 6/30/2005                11,468                            11,247
 7/31/2005                12,171                            11,887
 8/31/2005                11,981                            11,614
 9/30/2005                12,023                            11,595
10/31/2005                11,705                            11,304
11/30/2005                12,249                            11,762
12/31/2005                12,301                            11,672
 1/31/2006                13,288                            12,637
 2/28/2006                13,149                            12,636
 3/31/2006                13,693                            13,248
 4/30/2006                13,872                            13,284
 5/31/2006                13,390                            12,734
 6/30/2006                13,465                            12,890
 7/31/2006                13,052                            12,711
 8/31/2006                13,348                            13,091
 9/30/2006                13,484                            13,219
10/31/2006                14,150                            13,892
11/30/2006                14,635                            14,288
12/31/2006                14,724                            14,412
 1/31/2007                15,032                            14,628
 2/28/2007                14,955                            14,449
 3/31/2007                15,069                            14,623
 4/30/2007                15,377                            14,775
 5/31/2007                16,043                            15,316
 6/30/2007                15,831                            14,959
 7/31/2007                14,684                            13,686
 8/31/2007                14,641                            13,960
 9/30/2007                14,685                            14,023
10/31/2007                14,720                            14,176
11/30/2007                13,670                            13,114
12/31/2007                13,518                            13,003
 1/31/2008                12,872                            12,470
 2/29/2008                12,544                            11,974
 3/31/2008                12,651                            12,155
 4/30/2008                13,068                            12,539
 5/31/2008                13,672                            12,968
 6/30/2008                12,289                            11,724
 7/31/2008                12,609                            12,325
 8/31/2008                13,178                            12,910
 9/30/2008                12,344                            12,305
10/31/2008                 9,668                             9,847
11/30/2008                 8,411                             8,707
12/31/2008                 8,952                             9,242
 1/31/2009                 7,721                             7,922
 2/28/2009                 6,707                             6,822
 3/31/2009                 7,438                             7,427
 4/30/2009                 8,888                             8,606
 5/31/2009                 9,195                             8,792
 6/30/2009                 9,163                             8,764
 7/31/2009                10,255                             9,778
 8/31/2009                10,806                            10,240
 9/30/2009                11,407                            10,754
10/31/2009                10,584                            10,040
11/30/2009                10,936                            10,359
12/31/2009                11,805                            11,144
 1/31/2010                11,533                            10,817
 2/28/2010                12,177                            11,319
 3/31/2010                13,190                            12,260
 4/30/2010                14,144                            13,118
 5/31/2010                12,873                            12,010
 6/30/2010                11,650                            10,961
 7/31/2010                12,558                            11,744
 8/31/2010                11,541                            10,861
 9/30/2010                12,960                            12,027
10/31/2010                13,443                            12,493
11/30/2010                13,980                            12,810
12/31/2010                15,230                            13,875
 1/31/2011                15,330                            13,882
 2/28/2011                16,200                            14,587
 3/31/2011                16,512                            14,790
 4/30/2011                16,768                            15,030
 5/31/2011                16,356                            14,761
 6/30/2011                16,005                            14,398
 7/31/2011                15,445                            13,922
 8/31/2011                13,895                            12,692
 9/30/2011                12,170                            11,306
10/31/2011                14,082                            12,935
11/30/2011                14,128                            12,909
12/31/2011                14,272                            13,111
 1/31/2012                15,137                            13,983
 2/29/2012                15,686                            14,191
 3/31/2012                15,981                            14,631
 4/30/2012                15,720                            14,419
 5/31/2012                14,547                            13,538
 6/30/2012                15,139                            14,191
 7/31/2012                15,065                            14,046
 8/31/2012                15,756                            14,479
 9/30/2012                16,257                            14,995
10/31/2012                16,164                            14,807
11/30/2012                16,435                            14,852
12/31/2012                17,010                            15,478
 1/31/2013                18,170                            16,401
 2/28/2013                18,480                            16,588
 3/31/2013                19,380                            17,278
 4/30/2013                19,190                            17,262
 5/31/2013                20,140                            17,777
 6/30/2013                19,996                            17,705
 7/31/2013                21,400                            18,843
 8/31/2013                20,608                            18,010
 9/30/2013                21,760                            19,049
10/31/2013                22,694                            19,669
11/30/2013                23,708                            20,436
12/31/2013                24,329                            20,821
 1/31/2014                23,175                            20,016
 2/28/2014                24,371                            20,932
 3/31/2014                24,857                            21,191
 4/30/2014                24,408                            20,646
 5/31/2014                24,643                            20,777
 6/30/2014                25,685                            21,696
 7/31/2014                24,409                            20,384                 Past performance is not predictive of
 8/31/2014                25,652                            21,270                 future performance.
 9/30/2014                24,117                            19,835                 The returns shown do not reflect the
10/31/2014                24,869                            21,221                 deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           Average Annual         One          Five           Ten                  redemption of fund shares.
           Total Return           Year         Years         Years                 Russell data copyright (C) Russell
           ---------------------------------------------------------------         Investment Group 1995-2014, all
                                  9.58%        18.63%        9.54%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2004-October 31, 2014

                                     [CHART]


              U.S. Small Cap Value Portfolio      Russell 2000/R/ Value Index
             --------------------------------    -----------------------------
10/31/2004               $10,000                          $10,000
11/30/2004                11,000                           10,887
12/31/2004                11,399                           11,147
 1/31/2005                10,991                           10,716
 2/28/2005                11,288                           10,929
 3/31/2005                11,068                           10,704
 4/30/2005                10,262                           10,152
 5/31/2005                10,945                           10,771
 6/30/2005                11,402                           11,247
 7/31/2005                12,213                           11,887
 8/31/2005                12,009                           11,614
 9/30/2005                12,105                           11,595
10/31/2005                11,751                           11,304
11/30/2005                12,245                           11,762
12/31/2005                12,286                           11,672
 1/31/2006                13,370                           12,637
 2/28/2006                13,324                           12,636
 3/31/2006                14,136                           13,248
 4/30/2006                14,275                           13,284
 5/31/2006                13,649                           12,734
 6/30/2006                13,656                           12,890
 7/31/2006                13,144                           12,711
 8/31/2006                13,400                           13,091
 9/30/2006                13,560                           13,219
10/31/2006                14,296                           13,892
11/30/2006                14,730                           14,288
12/31/2006                14,934                           14,412
 1/31/2007                15,263                           14,628
 2/28/2007                15,227                           14,449
 3/31/2007                15,393                           14,623
 4/30/2007                15,671                           14,775
 5/31/2007                16,242                           15,316
 6/30/2007                15,991                           14,959
 7/31/2007                14,769                           13,686
 8/31/2007                14,657                           13,960
 9/30/2007                14,617                           14,023
10/31/2007                14,780                           14,176
11/30/2007                13,491                           13,114
12/31/2007                13,329                           13,003
 1/31/2008                12,804                           12,470
 2/29/2008                12,440                           11,974
 3/31/2008                12,545                           12,155
 4/30/2008                12,753                           12,539
 5/31/2008                13,281                           12,968
 6/30/2008                11,939                           11,724
 7/31/2008                12,186                           12,325
 8/31/2008                12,692                           12,910
 9/30/2008                11,817                           12,305
10/31/2008                 9,201                            9,847
11/30/2008                 8,006                            8,707
12/31/2008                 8,426                            9,242
 1/31/2009                 7,223                            7,922
 2/28/2009                 6,305                            6,822
 3/31/2009                 6,961                            7,427
 4/30/2009                 8,329                            8,606
 5/31/2009                 8,597                            8,792
 6/30/2009                 8,627                            8,764
 7/31/2009                 9,787                            9,778
 8/31/2009                10,290                           10,240
 9/30/2009                10,942                           10,754
10/31/2009                10,118                           10,040
11/30/2009                10,433                           10,359
12/31/2009                11,259                           11,144
 1/31/2010                10,903                           10,817
 2/28/2010                11,574                           11,319
 3/31/2010                12,600                           12,260
 4/30/2010                13,621                           13,118
 5/31/2010                12,273                           12,010
 6/30/2010                11,028                           10,961
 7/31/2010                11,986                           11,744
 8/31/2010                10,982                           10,861
 9/30/2010                12,402                           12,027
10/31/2010                12,919                           12,493
11/30/2010                13,500                           12,810
12/31/2010                14,738                           13,875
 1/31/2011                14,784                           13,882
 2/28/2011                15,712                           14,587
 3/31/2011                16,035                           14,790
 4/30/2011                16,237                           15,030
 5/31/2011                15,730                           14,761
 6/30/2011                15,445                           14,398
 7/31/2011                15,001                           13,922
 8/31/2011                13,414                           12,692
 9/30/2011                11,727                           11,306
10/31/2011                13,582                           12,935
11/30/2011                13,490                           12,909
12/31/2011                13,626                           13,111
 1/31/2012                14,638                           13,983
 2/29/2012                15,103                           14,191
 3/31/2012                15,450                           14,631
 4/30/2012                15,203                           14,419
 5/31/2012                14,120                           13,538
 6/30/2012                14,739                           14,191
 7/31/2012                14,704                           14,046
 8/31/2012                15,323                           14,479
 9/30/2012                15,831                           14,995
10/31/2012                15,701                           14,807
11/30/2012                15,991                           14,852
12/31/2012                16,586                           15,478
 1/31/2013                17,675                           16,401
 2/28/2013                17,985                           16,588
 3/31/2013                18,867                           17,278
 4/30/2013                18,658                           17,262
 5/31/2013                19,664                           17,777
 6/30/2013                19,527                           17,705
 7/31/2013                20,959                           18,843
 8/31/2013                20,084                           18,010
 9/30/2013                21,137                           19,049
10/31/2013                21,880                           19,669
11/30/2013                22,990                           20,436
12/31/2013                23,616                           20,821
 1/31/2014                22,402                           20,016
 2/28/2014                23,623                           20,932
 3/31/2014                23,903                           21,191
 4/30/2014                23,443                           20,646
 5/31/2014                23,636                           20,777
 6/30/2014                24,685                           21,696
 7/31/2014                23,262                           20,384
 8/31/2014                24,618                           21,270
 9/30/2014                22,900                           19,835
10/31/2014                23,957                           21,221                 Past performance is not predictive of
                                                                                  future performance.
                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           Average Annual         One          Five           Ten                 redemption of fund shares.
           Total Return           Year         Years         Years                Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2014, all
                                  9.49%        18.81%        9.13%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
September 15, 2005-October 31, 2014

                                     [CHART]


              U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
             -------------------------------   ---------------------
 9/15/2005                $10,000                    $10,000
 9/30/2005                 10,040                     10,026
10/31/2005                  9,820                      9,838
11/30/2005                 10,220                     10,221
12/31/2005                 10,224                     10,229
 1/31/2006                 10,636                     10,571
 2/28/2006                 10,656                     10,590
 3/31/2006                 10,893                     10,773
 4/30/2006                 11,024                     10,890
 5/31/2006                 10,641                     10,541
 6/30/2006                 10,644                     10,560
 7/31/2006                 10,532                     10,550
 8/31/2006                 10,785                     10,808
 9/30/2006                 11,009                     11,050
10/31/2006                 11,414                     11,448
11/30/2006                 11,686                     11,697
12/31/2006                 11,828                     11,837
 1/31/2007                 12,053                     12,062
 2/28/2007                 11,920                     11,864
 3/31/2007                 12,039                     11,988
 4/30/2007                 12,489                     12,467
 5/31/2007                 12,970                     12,921
 6/30/2007                 12,760                     12,679
 7/31/2007                 12,226                     12,247
 8/31/2007                 12,349                     12,423
 9/30/2007                 12,704                     12,875
10/31/2007                 12,899                     13,112
11/30/2007                 12,233                     12,521
12/31/2007                 12,159                     12,446
 1/31/2008                 11,465                     11,691
 2/29/2008                 11,123                     11,328
 3/31/2008                 11,043                     11,261
 4/30/2008                 11,594                     11,824
 5/31/2008                 11,895                     12,067
 6/30/2008                 10,877                     11,071
 7/31/2008                 10,877                     10,983
 8/31/2008                 11,117                     11,153
 9/30/2008                 10,086                     10,104
10/31/2008                  8,214                      8,312
11/30/2008                  7,520                      7,656
12/31/2008                  7,718                      7,802
 1/31/2009                  7,020                      7,148
 2/28/2009                  6,269                      6,399
 3/31/2009                  6,845                      6,959
 4/30/2009                  7,674                      7,692
 5/31/2009                  8,036                      8,102
 6/30/2009                  8,072                      8,130
 7/31/2009                  8,755                      8,763
 8/31/2009                  9,076                      9,076
 9/30/2009                  9,506                      9,456
10/31/2009                  9,170                      9,213
11/30/2009                  9,631                      9,736
12/31/2009                 10,020                     10,014
 1/31/2010                  9,697                      9,653
 2/28/2010                 10,074                      9,980
 3/31/2010                 10,744                     10,609
 4/30/2010                 11,078                     10,838
 5/31/2010                 10,204                      9,982
 6/30/2010                  9,546                      9,408
 7/31/2010                 10,229                     10,061
 8/31/2010                  9,677                      9,587
 9/30/2010                 10,664                     10,493
10/31/2010                 11,077                     10,903
11/30/2010                 11,218                     10,966
12/31/2010                 12,035                     11,709
 1/31/2011                 12,276                     11,965
 2/28/2011                 12,768                     12,400
 3/31/2011                 12,903                     12,456
 4/30/2011                 13,254                     12,827
 5/31/2011                 13,068                     12,681
 6/30/2011                 12,826                     12,453
 7/31/2011                 12,463                     12,168
 8/31/2011                 11,594                     11,438
 9/30/2011                 10,579                     10,550
10/31/2011                 11,904                     11,764
11/30/2011                 11,882                     11,733
12/31/2011                 11,959                     11,829
 1/31/2012                 12,603                     12,426
 2/29/2012                 13,148                     12,952
 3/31/2012                 13,496                     13,351
 4/30/2012                 13,363                     13,264
 5/31/2012                 12,483                     12,444
 6/30/2012                 12,945                     12,931
 7/31/2012                 13,034                     13,059
 8/31/2012                 13,415                     13,385
 9/30/2012                 13,796                     13,737
10/31/2012                 13,605                     13,500
11/30/2012                 13,752                     13,604
12/31/2012                 13,981                     13,771
 1/31/2013                 14,830                     14,527
 2/28/2013                 15,012                     14,719
 3/31/2013                 15,627                     15,296
 4/30/2013                 15,797                     15,546
 5/31/2013                 16,319                     15,913
 6/30/2013                 16,154                     15,707
 7/31/2013                 17,089                     16,567
 8/31/2013                 16,610                     16,105
 9/30/2013                 17,294                     16,704
10/31/2013                 18,003                     17,413
11/30/2013                 18,586                     17,918
12/31/2013                 19,099                     18,391
 1/31/2014                 18,440                     17,810
 2/28/2014                 19,329                     18,655
 3/31/2014                 19,485                     18,754
 4/30/2014                 19,438                     18,777
 5/31/2014                 19,821                     19,187
 6/30/2014                 20,394                     19,668            Past performance is not predictive of
 7/31/2014                 19,871                     19,280            future performance.
 8/31/2014                 20,719                     20,089            The returns shown do not reflect the
 9/30/2014                 20,151                     19,670            deduction of taxes that a shareholder
10/31/2014                 20,653                     20,211            would pay on fund distributions or the
         Average Annual        One       Five         Since             redemption of fund shares.
         Total Return          Year      Years      Inception           Russell data copyright (C) Russell
         ---------------------------------------------------------      Investment Group 1995-2014, all rights
                              14.72%     17.63%       8.27%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
September 15, 2005-October 31, 2014

                                     [CHART]


               U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
 9/15/2005               $10,000                        $10,000
 9/30/2005                10,050                         10,026
10/31/2005                 9,830                          9,838
11/30/2005                10,240                         10,221
12/31/2005                10,247                         10,229
 1/31/2006                10,739                         10,571
 2/28/2006                10,759                         10,590
 3/31/2006                11,016                         10,773
 4/30/2006                11,177                         10,890
 5/31/2006                10,774                         10,541
 6/30/2006                10,766                         10,560
 7/31/2006                10,645                         10,550
 8/31/2006                10,887                         10,808
 9/30/2006                11,110                         11,050
10/31/2006                11,535                         11,448
11/30/2006                11,827                         11,697
12/31/2006                11,988                         11,837
 1/31/2007                12,212                         12,062
 2/28/2007                12,090                         11,864
 3/31/2007                12,218                         11,988
 4/30/2007                12,637                         12,467
 5/31/2007                13,148                         12,921
 6/30/2007                12,936                         12,679
 7/31/2007                12,331                         12,247
 8/31/2007                12,444                         12,423
 9/30/2007                12,757                         12,875
10/31/2007                12,890                         13,112
11/30/2007                12,155                         12,521
12/31/2007                12,049                         12,446
 1/31/2008                11,428                         11,691
 2/29/2008                11,066                         11,328
 3/31/2008                10,955                         11,261
 4/30/2008                11,505                         11,824
 5/31/2008                11,826                         12,067
 6/30/2008                10,757                         11,071
 7/31/2008                10,788                         10,983
 8/31/2008                11,028                         11,153
 9/30/2008                10,032                         10,104
10/31/2008                 8,124                          8,312
11/30/2008                 7,388                          7,656
12/31/2008                 7,607                          7,802
 1/31/2009                 6,815                          7,148
 2/28/2009                 6,022                          6,399
 3/31/2009                 6,615                          6,959
 4/30/2009                 7,539                          7,692
 5/31/2009                 7,900                          8,102
 6/30/2009                 7,889                          8,130
 7/31/2009                 8,603                          8,763
 8/31/2009                 8,955                          9,076
 9/30/2009                 9,402                          9,456
10/31/2009                 8,990                          9,213
11/30/2009                 9,397                          9,736
12/31/2009                 9,825                         10,014
 1/31/2010                 9,524                          9,653
 2/28/2010                 9,922                          9,980
 3/31/2010                10,631                         10,609
 4/30/2010                11,018                         10,838
 5/31/2010                10,146                          9,982
 6/30/2010                 9,432                          9,408
 7/31/2010                10,124                         10,061
 8/31/2010                 9,519                          9,587
 9/30/2010                10,524                         10,493
10/31/2010                10,915                         10,903
11/30/2010                11,089                         10,966
12/31/2010                11,968                         11,709
 1/31/2011                12,197                         11,965
 2/28/2011                12,743                         12,400
 3/31/2011                12,897                         12,456
 4/30/2011                13,192                         12,827
 5/31/2011                12,984                         12,681
 6/30/2011                12,729                         12,453
 7/31/2011                12,302                         12,168
 8/31/2011                11,370                         11,438
 9/30/2011                10,290                         10,550
10/31/2011                11,677                         11,764
11/30/2011                11,633                         11,733
12/31/2011                11,718                         11,829
 1/31/2012                12,371                         12,426
 2/29/2012                12,902                         12,952
 3/31/2012                13,213                         13,351
 4/30/2012                13,080                         13,264
 5/31/2012                12,182                         12,444
 6/30/2012                12,663                         12,931
 7/31/2012                12,730                         13,059
 8/31/2012                13,131                         13,385
 9/30/2012                13,530                         13,737
10/31/2012                13,407                         13,500
11/30/2012                13,530                         13,604
12/31/2012                13,836                         13,771
 1/31/2013                14,711                         14,527
 2/28/2013                14,892                         14,719
 3/31/2013                15,517                         15,296
 4/30/2013                15,631                         15,546
 5/31/2013                16,223                         15,913
 6/30/2013                16,069                         15,707
 7/31/2013                17,040                         16,567
 8/31/2013                16,514                         16,105
 9/30/2013                17,220                         16,704
10/31/2013                17,920                         17,413
11/30/2013                18,528                         17,918
12/31/2013                19,060                         18,391
 1/31/2014                18,350                         17,810
 2/28/2014                19,211                         18,655
 3/31/2014                19,435                         18,754
 4/30/2014                19,341                         18,777
 5/31/2014                19,680                         19,187
 6/30/2014                20,303                         19,668
 7/31/2014                19,740                         19,280              Past performance is not predictive of
 8/31/2014                20,560                         20,089              future performance.
 9/30/2014                19,907                         19,670              The returns shown do not reflect the
10/31/2014                20,389                         20,211              deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          Average Annual        One        Five          Since               redemption of fund shares.
          Total Return          Year       Years       Inception             Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2014, all rights
                               13.78%      17.79%        8.12%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
December 30, 2005-October 31, 2014

 LOGO
                                              Past performance is not predictive of
                                              future performance.
                                              The returns shown do not reflect the
                                              deduction of taxes that a shareholder
                                              would pay on fund distributions or the
    Average Annual   One   Five     Since     redemption of fund shares.
    Total Return     Year  Years  Inception   Russell data copyright (C) Russell
    ----------------------------------------  Investment Group 1995-2014, all rights
                    11.91% 18.08%   7.99%     reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2004-October 31, 2014

                                     [CHART]


                  U.S. Small Cap Portfolio          Russell 2000/R/ Index
                -----------------------------      -----------------------
 10/31/2004                $10,000                        $10,000
 11/30/2004                 10,875                         10,867
 12/31/2004                 11,252                         11,189
  1/31/2005                 10,810                         10,722
  2/28/2005                 11,000                         10,903
  3/31/2005                 10,682                         10,591
  4/30/2005                 10,015                          9,985
  5/31/2005                 10,705                         10,638
  6/30/2005                 11,109                         11,048
  7/31/2005                 11,869                         11,748
  8/31/2005                 11,702                         11,531
  9/30/2005                 11,777                         11,567
 10/31/2005                 11,413                         11,208
 11/30/2005                 11,967                         11,752
 12/31/2005                 11,937                         11,698
  1/31/2006                 13,022                         12,747
  2/28/2006                 12,997                         12,712
  3/31/2006                 13,593                         13,329
  4/30/2006                 13,624                         13,326
  5/31/2006                 12,882                         12,578
  6/30/2006                 12,806                         12,659
  7/31/2006                 12,315                         12,247
  8/31/2006                 12,659                         12,610
  9/30/2006                 12,763                         12,715
 10/31/2006                 13,483                         13,447
 11/30/2006                 13,822                         13,800
 12/31/2006                 13,920                         13,847
  1/31/2007                 14,128                         14,078
  2/28/2007                 14,057                         13,967
  3/31/2007                 14,204                         14,116
  4/30/2007                 14,465                         14,370
  5/31/2007                 15,012                         14,959
  6/30/2007                 14,847                         14,740
  7/31/2007                 13,953                         13,732
  8/31/2007                 14,149                         14,043
  9/30/2007                 14,328                         14,284
 10/31/2007                 14,609                         14,694
 11/30/2007                 13,522                         13,639
 12/31/2007                 13,494                         13,630
  1/31/2008                 12,561                         12,701
  2/29/2008                 12,157                         12,230
  3/31/2008                 12,200                         12,281
  4/30/2008                 12,584                         12,796
  5/31/2008                 13,185                         13,383
  6/30/2008                 12,005                         12,353
  7/31/2008                 12,383                         12,810
  8/31/2008                 12,831                         13,273
  9/30/2008                 11,805                         12,215
 10/31/2008                  9,375                          9,674
 11/30/2008                  8,230                          8,530
 12/31/2008                  8,635                          9,025
  1/31/2009                  7,679                          8,021
  2/28/2009                  6,752                          7,046
  3/31/2009                  7,448                          7,675
  4/30/2009                  8,831                          8,862
  5/31/2009                  9,143                          9,129
  6/30/2009                  9,380                          9,263
  7/31/2009                 10,354                         10,155
  8/31/2009                 10,724                         10,446
  9/30/2009                 11,392                         11,049
 10/31/2009                 10,601                         10,299
 11/30/2009                 10,872                         10,622
 12/31/2009                 11,773                         11,477
  1/31/2010                 11,416                         11,054
  2/28/2010                 11,973                         11,552
  3/31/2010                 12,954                         12,493
  4/30/2010                 13,833                         13,200
  5/31/2010                 12,754                         12,198
  6/30/2010                 11,734                         11,253
  7/31/2010                 12,579                         12,026
  8/31/2010                 11,620                         11,136
  9/30/2010                 13,137                         12,524
 10/31/2010                 13,675                         13,036
 11/30/2010                 14,249                         13,488
 12/31/2010                 15,388                         14,559
  1/31/2011                 15,402                         14,522
  2/28/2011                 16,267                         15,318
  3/31/2011                 16,732                         15,715
  4/30/2011                 17,129                         16,130
  5/31/2011                 16,783                         15,828
  6/30/2011                 16,515                         15,463
  7/31/2011                 15,937                         14,904
  8/31/2011                 14,507                         13,607
  9/30/2011                 12,896                         12,082
 10/31/2011                 14,872                         13,910
 11/30/2011                 14,821                         13,860
 12/31/2011                 14,903                         13,951
  1/31/2012                 15,905                         14,937
  2/29/2012                 16,363                         15,294
  3/31/2012                 16,790                         15,686
  4/30/2012                 16,558                         15,444
  5/31/2012                 15,482                         14,422
  6/30/2012                 16,136                         15,141
  7/31/2012                 16,005                         14,932
  8/31/2012                 16,567                         15,430
  9/30/2012                 17,107                         15,937
 10/31/2012                 16,895                         15,591
 11/30/2012                 17,093                         15,674
 12/31/2012                 17,644                         16,232
  1/31/2013                 18,749                         17,248
  2/28/2013                 18,936                         17,438
  3/31/2013                 19,851                         18,244
  4/30/2013                 19,687                         18,177
  5/31/2013                 20,699                         18,903
  6/30/2013                 20,676                         18,806
  7/31/2013                 22,166                         20,123
  8/31/2013                 21,417                         19,483
  9/30/2013                 22,746                         20,726
 10/31/2013                 23,489                         21,248
 11/30/2013                 24,592                         22,099
 12/31/2013                 25,091                         22,534
  1/31/2014                 24,063                         21,910
  2/28/2014                 25,164                         22,942
  3/31/2014                 25,299                         22,786
  4/30/2014                 24,554                         21,902
  5/31/2014                 24,692                         22,078
  6/30/2014                 25,865                         23,252             Past performance is not predictive of
  7/31/2014                 24,314                         21,845             future performance.
  8/31/2014                 25,467                         22,928             The returns shown do not reflect the
  9/30/2014                 24,094                         21,541             deduction of taxes that a shareholder
 10/31/2014                 25,525                         22,961             would pay on fund distributions or the
           Average Annual        One         Five          Ten                redemption of fund shares.
           Total Return          Year        Years        Years               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2014, all rights
                                 8.67%       19.21%       9.82%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2004-October 31, 2014

                                     [CHART]


                    U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                -------------------------------      ---------------------
10/31/2004                   $10,000                         $10,000
11/30/2004                    10,897                          10,867
12/31/2004                    11,396                          11,189
 1/31/2005                    10,929                          10,722
 2/28/2005                    11,019                          10,903
 3/31/2005                    10,664                          10,591
 4/30/2005                    10,000                           9,985
 5/31/2005                    10,603                          10,638
 6/30/2005                    11,083                          11,048
 7/31/2005                    11,928                          11,748
 8/31/2005                    11,762                          11,531
 9/30/2005                    11,834                          11,567
10/31/2005                    11,501                          11,208
11/30/2005                    12,023                          11,752
12/31/2005                    12,044                          11,698
 1/31/2006                    13,145                          12,747
 2/28/2006                    13,178                          12,712
 3/31/2006                    13,777                          13,329
 4/30/2006                    13,720                          13,326
 5/31/2006                    12,913                          12,578
 6/30/2006                    12,798                          12,659
 7/31/2006                    12,357                          12,247
 8/31/2006                    12,700                          12,610
 9/30/2006                    12,770                          12,715
10/31/2006                    13,466                          13,447
11/30/2006                    13,768                          13,800
12/31/2006                    13,991                          13,847
 1/31/2007                    14,151                          14,078
 2/28/2007                    14,080                          13,967
 3/31/2007                    14,223                          14,116
 4/30/2007                    14,437                          14,370
 5/31/2007                    14,892                          14,959
 6/30/2007                    14,843                          14,740
 7/31/2007                    13,877                          13,732
 8/31/2007                    14,038                          14,043
 9/30/2007                    14,245                          14,284
10/31/2007                    14,487                          14,694
11/30/2007                    13,268                          13,639
12/31/2007                    13,260                          13,630
 1/31/2008                    12,246                          12,701
 2/29/2008                    11,862                          12,230
 3/31/2008                    11,899                          12,281
 4/30/2008                    12,145                          12,796
 5/31/2008                    12,628                          13,383
 6/30/2008                    11,486                          12,353
 7/31/2008                    11,999                          12,810
 8/31/2008                    12,405                          13,273
 9/30/2008                    11,491                          12,215
10/31/2008                     9,112                           9,674
11/30/2008                     7,942                           8,530
12/31/2008                     8,391                           9,025
 1/31/2009                     7,391                           8,021
 2/28/2009                     6,422                           7,046
 3/31/2009                     7,037                           7,675
 4/30/2009                     8,261                           8,862
 5/31/2009                     8,544                           9,129
 6/30/2009                     8,780                           9,263
 7/31/2009                     9,641                          10,155
 8/31/2009                     9,905                          10,446
 9/30/2009                    10,475                          11,049
10/31/2009                     9,714                          10,299
11/30/2009                     9,886                          10,622
12/31/2009                    10,745                          11,477
 1/31/2010                    10,430                          11,054
 2/28/2010                    10,888                          11,552
 3/31/2010                    11,768                          12,493
 4/30/2010                    12,623                          13,200
 5/31/2010                    11,687                          12,198
 6/30/2010                    10,841                          11,253
 7/31/2010                    11,615                          12,026
 8/31/2010                    10,688                          11,136
 9/30/2010                    11,988                          12,524
10/31/2010                    12,508                          13,036
11/30/2010                    13,039                          13,488
12/31/2010                    14,107                          14,559
 1/31/2011                    13,954                          14,522
 2/28/2011                    14,773                          15,318
 3/31/2011                    15,253                          15,715
 4/30/2011                    15,509                          16,130
 5/31/2011                    15,212                          15,828
 6/30/2011                    14,884                          15,463
 7/31/2011                    14,484                          14,904
 8/31/2011                    13,190                          13,607
 9/30/2011                    11,795                          12,082
10/31/2011                    13,615                          13,910
11/30/2011                    13,533                          13,860
12/31/2011                    13,649                          13,951
 1/31/2012                    14,598                          14,937
 2/29/2012                    14,877                          15,294
 3/31/2012                    15,321                          15,686
 4/30/2012                    15,104                          15,444
 5/31/2012                    14,051                          14,422
 6/30/2012                    14,771                          15,141
 7/31/2012                    14,636                          14,932
 8/31/2012                    15,092                          15,430
 9/30/2012                    15,725                          15,937
10/31/2012                    15,403                          15,591
11/30/2012                    15,548                          15,674
12/31/2012                    16,139                          16,232
 1/31/2013                    17,056                          17,248
 2/28/2013                    17,244                          17,438
 3/31/2013                    18,084                          18,244
 4/30/2013                    17,940                          18,177
 5/31/2013                    18,869                          18,903
 6/30/2013                    18,955                          18,806
 7/31/2013                    20,360                          20,123
 8/31/2013                    19,652                          19,483
 9/30/2013                    21,038                          20,726
10/31/2013                    21,770                          21,248
11/30/2013                    22,978                          22,099
12/31/2013                    23,411                          22,534
 1/31/2014                    22,375                          21,910
 2/28/2014                    23,318                          22,942
 3/31/2014                    23,545                          22,786
 4/30/2014                    22,742                          21,902
 5/31/2014                    22,765                          22,078
 6/30/2014                    23,753                          23,252          Past performance is not predictive of
 7/31/2014                    22,365                          21,845          future performance.
 8/31/2014                    23,380                          22,928          The returns shown do not reflect the
 9/30/2014                    22,048                          21,541          deduction of taxes that a shareholder
10/31/2014                    23,485                          22,961          would pay on fund distributions or the
           Average Annual        One         Five          Ten                redemption of fund shares.
           Total Return          Year        Years        Years               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2014, all rights
                                 7.88%       19.31%       8.91%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
October 31, 2004-October 31, 2014

                                     [CHART]


                DFA Real Estate                           Dow Jones U.S. Select
              Securities Portfolio     S&P 500/R/ Index        REIT Index
             -----------------------   ----------------  ----------------------
10/31/2004          $10,000                $10,000              $10,000
11/30/2004           10,435                 10,405               10,445
12/31/2004           10,958                 10,759               10,987
 1/31/2005           10,041                 10,496               10,018
 2/28/2005           10,356                 10,717               10,341
 3/31/2005           10,198                 10,527               10,185
 4/30/2005           10,777                 10,328               10,796
 5/31/2005           11,130                 10,656               11,154
 6/30/2005           11,699                 10,672               11,735
 7/31/2005           12,550                 11,069               12,630
 8/31/2005           12,081                 10,968               12,145
 9/30/2005           12,138                 11,056               12,198
10/31/2005           11,863                 10,872               11,939
11/30/2005           12,398                 11,283               12,493
12/31/2005           12,399                 11,287               12,506
 1/31/2006           13,352                 11,586               13,486
 2/28/2006           13,605                 11,618               13,775
 3/31/2006           14,309                 11,762               14,480
 4/30/2006           13,768                 11,920               13,932
 5/31/2006           13,357                 11,577               13,546
 6/30/2006           14,095                 11,593               14,317
 7/31/2006           14,579                 11,664               14,825
 8/31/2006           15,092                 11,942               15,323
 9/30/2006           15,394                 12,250               15,622
10/31/2006           16,359                 12,649               16,606
11/30/2006           17,137                 12,889               17,398
12/31/2006           16,772                 13,070               17,004
 1/31/2007           18,224                 13,268               18,519
 2/28/2007           17,800                 13,008               18,104
 3/31/2007           17,358                 13,154               17,640
 4/30/2007           17,342                 13,737               17,633
 5/31/2007           17,342                 14,216               17,645
 6/30/2007           15,715                 13,980               15,988
 7/31/2007           14,478                 13,546               14,734
 8/31/2007           15,354                 13,749               15,605
 9/30/2007           15,954                 14,264               16,215
10/31/2007           16,135                 14,490               16,401
11/30/2007           14,489                 13,885               14,807
12/31/2007           13,640                 13,788               14,019
 1/31/2008           13,646                 12,961               13,952
 2/29/2008           13,128                 12,540               13,426
 3/31/2008           13,953                 12,486               14,319
 4/30/2008           14,776                 13,094               15,202
 5/31/2008           14,805                 13,264               15,236
 6/30/2008           13,180                 12,146               13,548
 7/31/2008           13,562                 12,044               13,939
 8/31/2008           13,897                 12,218               14,255
 9/30/2008           13,868                 11,129               14,195
10/31/2008            9,496                  9,260                9,598
11/30/2008            7,298                  8,596                7,242
12/31/2008            8,544                  8,687                8,524
 1/31/2009            7,027                  7,955                6,983
 2/28/2009            5,554                  7,108                5,457
 3/31/2009            5,750                  7,730                5,633
 4/30/2009            7,550                  8,470                7,480
 5/31/2009            7,747                  8,944                7,672
 6/30/2009            7,507                  8,962                7,404
 7/31/2009            8,294                  9,640                8,175
 8/31/2009            9,416                  9,988                9,372
 9/30/2009           10,047                 10,360               10,028
10/31/2009            9,589                 10,168                9,574
11/30/2009           10,247                 10,778               10,233
12/31/2009           10,951                 10,986               10,949
 1/31/2010           10,379                 10,591               10,323
 2/28/2010           10,951                 10,919               10,909
 3/31/2010           12,064                 11,578               12,024
 4/30/2010           12,913                 11,760               12,874
 5/31/2010           12,224                 10,821               12,180
 6/30/2010           11,590                 10,255               11,527
 7/31/2010           12,734                 10,973               12,667
 8/31/2010           12,573                 10,478               12,497
 9/30/2010           13,118                 11,413               13,051
10/31/2010           13,732                 11,847               13,655
11/30/2010           13,461                 11,849               13,389
12/31/2010           14,090                 12,641               14,023
 1/31/2011           14,587                 12,940               14,521
 2/28/2011           15,247                 13,384               15,184
 3/31/2011           15,018                 13,389               14,962
 4/30/2011           15,887                 13,786               15,849
 5/31/2011           16,103                 13,629               16,095
 6/30/2011           15,573                 13,402               15,556
 7/31/2011           15,829                 13,130               15,839
 8/31/2011           14,977                 12,417               14,971
 9/30/2011           13,332                 11,544               13,294
10/31/2011           15,255                 12,805               15,248
11/30/2011           14,677                 12,777               14,648
12/31/2011           15,351                 12,908               15,337
 1/31/2012           16,322                 13,486               16,323
 2/29/2012           16,149                 14,069               16,141
 3/31/2012           16,980                 14,532               16,986
 4/30/2012           17,466                 14,441               17,497
 5/31/2012           16,668                 13,573               16,699
 6/30/2012           17,608                 14,132               17,623
 7/31/2012           17,955                 14,329               17,958
 8/31/2012           17,929                 14,652               17,910
 9/30/2012           17,594                 15,030               17,557
10/31/2012           17,459                 14,753               17,396
11/30/2012           17,398                 14,838               17,310
12/31/2012           18,036                 14,973               17,963
 1/31/2013           18,672                 15,749               18,572
 2/28/2013           18,878                 15,963               18,727
 3/31/2013           19,398                 16,561               19,226
 4/30/2013           20,708                 16,881               20,549
 5/31/2013           19,473                 17,275               19,318
 6/30/2013           19,109                 17,043               18,978
 7/31/2013           19,276                 17,911               19,124
 8/31/2013           17,919                 17,392               17,813
 9/30/2013           18,477                 17,937               18,381
10/31/2013           19,253                 18,762               19,130
11/30/2013           18,227                 19,334               18,080
12/31/2013           18,286                 19,823               18,181
 1/31/2014           19,062                 19,138               18,919
 2/28/2014           20,028                 20,013               19,888
 3/31/2014           20,158                 20,181               20,062
 4/30/2014           20,888                 20,331               20,800            Past performance is not predictive of
 5/31/2014           21,383                 20,808               21,313            future performance.
 6/30/2014           21,606                 21,238               21,497            The returns shown do not reflect the
 7/31/2014           21,620                 20,945               21,541            deduction of taxes that a shareholder
 8/31/2014           22,234                 21,783               22,141            would pay on fund distributions or the
 9/30/2014           20,898                 21,477               20,852            redemption of fund shares.
10/31/2014           23,066                 22,002               23,088            The S&P data are provided by
           Average Annual          One          Five           Ten                 Standard & Poor's Index Services Group.
           Total Return            Year         Years         Years                Dow Jones data provided by Dow Jones
           ----------------------------------------------------------------        Indexes. The S&P data are provided by
                                  19.80%        19.19%        8.72%                Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                  Large Cap International         MSCI World ex USA
                          Portfolio             Index (net dividends)
              -------------------------------    --------------------
10/31/2004               $10,000                       $10,000
11/30/2004                10,633                        10,665
12/31/2004                11,114                        11,116
 1/31/2005                10,915                        10,897
 2/28/2005                11,337                        11,382
 3/31/2005                11,070                        11,123
 4/30/2005                10,846                        10,840
 5/31/2005                10,778                        10,859
 6/30/2005                10,933                        11,037
 7/31/2005                11,266                        11,393
 8/31/2005                11,680                        11,708
 9/30/2005                12,068                        12,242
10/31/2005                11,803                        11,847
11/30/2005                11,986                        12,160
12/31/2005                12,611                        12,724
 1/31/2006                13,348                        13,529
 2/28/2006                13,259                        13,483
 3/31/2006                13,748                        13,911
 4/30/2006                14,415                        14,576
 5/31/2006                13,894                        14,022
 6/30/2006                13,839                        14,004
 7/31/2006                13,987                        14,136
 8/31/2006                14,355                        14,537
 9/30/2006                14,349                        14,526
10/31/2006                14,900                        15,100
11/30/2006                15,341                        15,549
12/31/2006                15,746                        15,995
 1/31/2007                15,948                        16,093
 2/28/2007                15,994                        16,222
 3/31/2007                16,436                        16,637
 4/30/2007                17,016                        17,394
 5/31/2007                17,545                        17,781
 6/30/2007                17,512                        17,798
 7/31/2007                17,182                        17,552
 8/31/2007                17,063                        17,298
 9/30/2007                17,999                        18,281
10/31/2007                18,802                        19,076
11/30/2007                18,131                        18,330
12/31/2007                17,708                        17,985
 1/31/2008                16,367                        16,364
 2/29/2008                16,353                        16,660
 3/31/2008                16,296                        16,422
 4/30/2008                17,158                        17,335
 5/31/2008                17,518                        17,598
 6/30/2008                16,123                        16,230
 7/31/2008                15,536                        15,652
 8/31/2008                14,873                        15,047
 9/30/2008                13,064                        12,874
10/31/2008                10,310                        10,196
11/30/2008                 9,690                         9,643
12/31/2008                10,369                        10,152
 1/31/2009                 9,205                         9,204
 2/28/2009                 8,279                         8,273
 3/31/2009                 8,915                         8,818
 4/30/2009                 9,929                         9,955
 5/31/2009                11,317                        11,214
 6/30/2009                11,160                        11,098
 7/31/2009                12,231                        12,140
 8/31/2009                12,710                        12,722
 9/30/2009                13,252                        13,247
10/31/2009                12,908                        13,034
11/30/2009                13,388                        13,356
12/31/2009                13,546                        13,569
 1/31/2010                12,846                        12,933
 2/28/2010                12,932                        12,920
 3/31/2010                13,747                        13,752
 4/30/2010                13,479                        13,547
 5/31/2010                12,010                        12,052
 6/30/2010                11,815                        11,878
 7/31/2010                13,034                        12,976
 8/31/2010                12,586                        12,588
 9/30/2010                13,825                        13,795
10/31/2010                14,326                        14,287
11/30/2010                13,699                        13,682
12/31/2010                14,800                        14,783
 1/31/2011                15,134                        15,102
 2/28/2011                15,729                        15,662
 3/31/2011                15,368                        15,348
 4/30/2011                16,248                        16,184
 5/31/2011                15,786                        15,704
 6/30/2011                15,562                        15,480
 7/31/2011                15,245                        15,225
 8/31/2011                13,966                        13,938
 9/30/2011                12,428                        12,538
10/31/2011                13,631                        13,758
11/30/2011                13,288                        13,122
12/31/2011                12,983                        12,979
 1/31/2012                13,766                        13,679
 2/29/2012                14,435                        14,431
 3/31/2012                14,409                        14,325
 4/30/2012                14,132                        14,081
 5/31/2012                12,568                        12,476
 6/30/2012                13,400                        13,294
 7/31/2012                13,440                        13,459
 8/31/2012                13,894                        13,843
 9/30/2012                14,308                        14,263
10/31/2012                14,434                        14,363
11/30/2012                14,725                        14,665
12/31/2012                15,287                        15,109
 1/31/2013                15,907                        15,852
 2/28/2013                15,692                        15,694
 3/31/2013                15,906                        15,818
 4/30/2013                16,590                        16,539
 5/31/2013                16,153                        16,168
 6/30/2013                15,678                        15,563
 7/31/2013                16,543                        16,391
 8/31/2013                16,301                        16,180
 9/30/2013                17,452                        17,323
10/31/2013                18,020                        17,904
11/30/2013                18,118                        18,014
12/31/2013                18,450                        18,285
 1/31/2014                17,625                        17,547
 2/28/2014                18,663                        18,505
 3/31/2014                18,611                        18,422
 4/30/2014                18,915                        18,712
 5/31/2014                19,179                        19,002
 6/30/2014                19,444                        19,272
 7/31/2014                18,993                        18,928           Past performance is not predictive of
 8/31/2014                19,077                        18,943           future performance.
 9/30/2014                18,264                        18,165           The returns shown do not reflect the
10/31/2014                18,105                        17,877           deduction of taxes that a shareholder
          Average Annual        One         Five        Ten              would pay on fund distributions or the
          Total Return          Year        Years      Years             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                0.47%       7.00%      6.12%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
September 15, 2005-October 31, 2014

                                     [CHART]

                International Core Equity              MSCI World ex USA
                        Portfolio                    Index (net dividends)
             -------------------------------         ---------------------
 9/15/2005               $10,000                            $10,000
 9/30/2005                10,100                             10,171
10/31/2005                 9,860                              9,842
11/30/2005                10,070                             10,103
12/31/2005                10,636                             10,571
 1/31/2006                11,329                             11,240
 2/28/2006                11,339                             11,202
 3/31/2006                11,781                             11,557
 4/30/2006                12,343                             12,110
 5/31/2006                11,841                             11,650
 6/30/2006                11,703                             11,635
 7/31/2006                11,763                             11,744
 8/31/2006                12,108                             12,078
 9/30/2006                12,173                             12,068
10/31/2006                12,652                             12,545
11/30/2006                13,097                             12,919
12/31/2006                13,502                             13,289
 1/31/2007                13,749                             13,370
 2/28/2007                13,821                             13,477
 3/31/2007                14,258                             13,822
 4/30/2007                14,792                             14,451
 5/31/2007                15,203                             14,772
 6/30/2007                15,112                             14,787
 7/31/2007                14,852                             14,583
 8/31/2007                14,571                             14,372
 9/30/2007                15,193                             15,188
10/31/2007                15,913                             15,848
11/30/2007                15,040                             15,228
12/31/2007                14,649                             14,942
 1/31/2008                13,545                             13,595
 2/29/2008                13,566                             13,841
 3/31/2008                13,629                             13,644
 4/30/2008                14,192                             14,402
 5/31/2008                14,426                             14,621
 6/30/2008                13,086                             13,484
 7/31/2008                12,567                             13,004
 8/31/2008                12,091                             12,501
 9/30/2008                10,548                             10,696
10/31/2008                 8,158                              8,471
11/30/2008                 7,666                              8,012
12/31/2008                 8,202                              8,434
 1/31/2009                 7,312                              7,647
 2/28/2009                 6,544                              6,873
 3/31/2009                 7,095                              7,326
 4/30/2009                 8,164                              8,271
 5/31/2009                 9,398                              9,317
 6/30/2009                 9,319                              9,220
 7/31/2009                10,246                             10,086
 8/31/2009                10,815                             10,569
 9/30/2009                11,340                             11,005
10/31/2009                10,997                             10,829
11/30/2009                11,289                             11,097
12/31/2009                11,424                             11,273
 1/31/2010                10,940                             10,745
 2/28/2010                10,951                             10,734
 3/31/2010                11,769                             11,425
 4/30/2010                11,712                             11,255
 5/31/2010                10,336                             10,013
 6/30/2010                10,163                              9,868
 7/31/2010                11,238                             10,780
 8/31/2010                10,781                             10,458
 9/30/2010                11,933                             11,461
10/31/2010                12,369                             11,869
11/30/2010                11,876                             11,367
12/31/2010                13,013                             12,282
 1/31/2011                13,349                             12,547
 2/28/2011                13,799                             13,012
 3/31/2011                13,557                             12,751
 4/30/2011                14,287                             13,446
 5/31/2011                13,847                             13,047
 6/30/2011                13,602                             12,861
 7/31/2011                13,297                             12,649
 8/31/2011                12,122                             11,580
 9/30/2011                10,709                             10,417
10/31/2011                11,690                             11,430
11/30/2011                11,336                             10,902
12/31/2011                11,047                             10,783
 1/31/2012                11,858                             11,365
 2/29/2012                12,466                             11,990
 3/31/2012                12,465                             11,901
 4/30/2012                12,190                             11,699
 5/31/2012                10,732                             10,365
 6/30/2012                11,390                             11,044
 7/31/2012                11,378                             11,182
 8/31/2012                11,779                             11,501
 9/30/2012                12,197                             11,850
10/31/2012                12,332                             11,933
11/30/2012                12,539                             12,184
12/31/2012                13,117                             12,552
 1/31/2013                13,683                             13,170
 2/28/2013                13,535                             13,039
 3/31/2013                13,699                             13,142
 4/30/2013                14,228                             13,741
 5/31/2013                13,908                             13,433
 6/30/2013                13,483                             12,930
 7/31/2013                14,321                             13,617
 8/31/2013                14,171                             13,442
 9/30/2013                15,255                             14,392
10/31/2013                15,782                             14,875
11/30/2013                15,858                             14,966
12/31/2013                16,190                             15,191
 1/31/2014                15,646                             14,578
 2/28/2014                16,569                             15,374
 3/31/2014                16,534                             15,305
 4/30/2014                16,725                             15,546
 5/31/2014                16,903                             15,787
 6/30/2014                17,167                             16,011
 7/31/2014                16,704                             15,725           Past performance is not predictive of
 8/31/2014                16,768                             15,738           future performance.
 9/30/2014                15,928                             15,092           The returns shown do not reflect the
10/31/2014                15,696                             14,852           deduction of taxes that a shareholder
          Average Annual         One         Five         Since               would pay on fund distributions or the
          Total Return           Year        Years      Inception             redemption of fund shares.
          -------------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                -0.55%       7.37%        5.06%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                  International Small Company        MSCI World ex USA Small
                            Portfolio               Cap Index (net dividends)
                -------------------------------     -------------------------
10/31/2004                 $10,000                          $10,000
11/30/2004                  10,721                           10,800
12/31/2004                  11,227                           11,303
 1/31/2005                  11,493                           11,477
 2/28/2005                  12,002                           11,965
 3/31/2005                  11,790                           11,770
 4/30/2005                  11,509                           11,439
 5/31/2005                  11,313                           11,466
 6/30/2005                  11,598                           11,770
 7/31/2005                  12,017                           12,281
 8/31/2005                  12,547                           12,658
 9/30/2005                  12,846                           13,171
10/31/2005                  12,592                           12,691
11/30/2005                  12,838                           13,114
12/31/2005                  13,692                           14,134
 1/31/2006                  14,638                           15,141
 2/28/2006                  14,546                           14,951
 3/31/2006                  15,216                           15,654
 4/30/2006                  15,936                           16,383
 5/31/2006                  15,132                           15,477
 6/30/2006                  14,842                           15,101
 7/31/2006                  14,681                           14,732
 8/31/2006                  15,070                           15,162
 9/30/2006                  15,181                           15,122
10/31/2006                  15,784                           15,722
11/30/2006                  16,498                           16,398
12/31/2006                  17,098                           16,884
 1/31/2007                  17,576                           17,228
 2/28/2007                  17,824                           17,530
 3/31/2007                  18,491                           18,112
 4/30/2007                  19,103                           18,810
 5/31/2007                  19,493                           19,088
 6/30/2007                  19,461                           19,046
 7/31/2007                  19,470                           18,929
 8/31/2007                  18,719                           17,931
 9/30/2007                  19,130                           18,336
10/31/2007                  20,163                           19,574
11/30/2007                  18,690                           17,964
12/31/2007                  18,066                           17,438
 1/31/2008                  16,692                           15,748
 2/29/2008                  17,114                           16,496
 3/31/2008                  17,137                           16,313
 4/30/2008                  17,503                           16,710
 5/31/2008                  17,965                           17,048
 6/30/2008                  16,635                           15,732
 7/31/2008                  15,835                           14,938
 8/31/2008                  15,210                           14,386
 9/30/2008                  12,904                           11,855
10/31/2008                   9,882                            8,929
11/30/2008                   9,371                            8,496
12/31/2008                  10,140                            9,063
 1/31/2009                   9,339                            8,536
 2/28/2009                   8,488                            7,757
 3/31/2009                   9,050                            8,255
 4/30/2009                  10,249                            9,527
 5/31/2009                  11,776                           10,937
 6/30/2009                  11,899                           11,069
 7/31/2009                  12,792                           11,958
 8/31/2009                  13,604                           12,880
 9/30/2009                  14,327                           13,604
10/31/2009                  14,066                           13,394
11/30/2009                  14,257                           13,498
12/31/2009                  14,395                           13,669
 1/31/2010                  14,173                           13,489
 2/28/2010                  14,152                           13,412
 3/31/2010                  15,163                           14,409
 4/30/2010                  15,396                           14,693
 5/31/2010                  13,574                           12,928
 6/30/2010                  13,542                           12,807
 7/31/2010                  14,780                           13,905
 8/31/2010                  14,340                           13,544
 9/30/2010                  15,917                           15,080
10/31/2010                  16,542                           15,702
11/30/2010                  16,081                           15,290
12/31/2010                  17,837                           17,019
 1/31/2011                  18,055                           17,108
 2/28/2011                  18,606                           17,595
 3/31/2011                  18,577                           17,578
 4/30/2011                  19,460                           18,450
 5/31/2011                  18,919                           17,939
 6/30/2011                  18,535                           17,551
 7/31/2011                  18,357                           17,455
 8/31/2011                  16,918                           16,076
 9/30/2011                  14,919                           14,231
10/31/2011                  16,059                           15,386
11/30/2011                  15,552                           14,613
12/31/2011                  15,100                           14,329
 1/31/2012                  16,387                           15,512
 2/29/2012                  17,216                           16,391
 3/31/2012                  17,283                           16,282
 4/30/2012                  17,076                           16,197
 5/31/2012                  15,089                           14,294
 6/30/2012                  15,678                           14,787
 7/31/2012                  15,634                           14,901
 8/31/2012                  16,176                           15,329
 9/30/2012                  16,851                           16,056
10/31/2012                  16,962                           16,134
11/30/2012                  17,107                           16,217
12/31/2012                  17,947                           16,833
 1/31/2013                  18,736                           17,643
 2/28/2013                  18,724                           17,706
 3/31/2013                  19,065                           18,051
 4/30/2013                  19,572                           18,575
 5/31/2013                  19,143                           18,139
 6/30/2013                  18,636                           17,422
 7/31/2013                  19,869                           18,511
 8/31/2013                  19,801                           18,478
 9/30/2013                  21,431                           20,029
10/31/2013                  22,163                           20,621
11/30/2013                  22,265                           20,648
12/31/2013                  22,872                           21,134
 1/31/2014                  22,468                           20,769
 2/28/2014                  23,872                           21,946
 3/31/2014                  23,837                           21,864
 4/30/2014                  23,849                           21,796
 5/31/2014                  24,003                           22,069
 6/30/2014                  24,447                           22,570
 7/31/2014                  23,669                           21,985              Past performance is not predictive of
 8/31/2014                  23,825                           22,039              future performance.
 9/30/2014                  22,377                           20,704              The returns shown do not reflect the
10/31/2014                  21,920                           20,180              deduction of taxes that a shareholder
           Average Annual          One          Five          Ten                would pay on fund distributions or the
           Total Return            Year         Years        Years               redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                  -1.09%        9.28%        8.16%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                  Japanese Small Company          MSCI Japan Small Cap
                         Portfolio                Index (net dividends)
              -------------------------------     ---------------------
10/31/2004             $10,000                          $10,000
11/30/2004              10,310                           10,435
12/31/2004              10,802                           10,940
 1/31/2005              11,234                           11,312
 2/28/2005              11,644                           11,529
 3/31/2005              11,712                           11,502
 4/30/2005              11,391                           11,408
 5/31/2005              11,190                           11,198
 6/30/2005              11,400                           11,350
 7/31/2005              11,639                           11,671
 8/31/2005              12,273                           12,072
 9/30/2005              12,774                           12,826
10/31/2005              13,162                           13,082
11/30/2005              13,416                           13,642
12/31/2005              14,938                           15,486
 1/31/2006              15,569                           15,980
 2/28/2006              14,630                           14,939
 3/31/2006              15,276                           15,610
 4/30/2006              15,569                           15,687
 5/31/2006              14,465                           14,429
 6/30/2006              13,910                           13,977
 7/31/2006              13,246                           13,053
 8/31/2006              13,457                           13,400
 9/30/2006              13,218                           13,107
10/31/2006              13,113                           13,023
11/30/2006              13,022                           12,913
12/31/2006              13,135                           12,988
 1/31/2007              13,401                           13,241
 2/28/2007              13,941                           13,763
 3/31/2007              13,827                           13,636
 4/30/2007              13,637                           13,403
 5/31/2007              13,356                           13,083
 6/30/2007              13,571                           13,169
 7/31/2007              13,640                           13,166
 8/31/2007              13,066                           12,364
 9/30/2007              13,047                           12,289
10/31/2007              13,131                           12,733
11/30/2007              12,825                           12,198
12/31/2007              12,015                           11,468
 1/31/2008              11,683                           10,905
 2/29/2008              11,583                           11,024
 3/31/2008              11,810                           11,028
 4/30/2008              11,895                           11,165
 5/31/2008              12,327                           11,509
 6/30/2008              11,742                           10,802
 7/31/2008              11,415                           10,449
 8/31/2008              10,783                            9,987
 9/30/2008              10,075                            9,012
10/31/2008               9,341                            8,061
11/30/2008               9,583                            8,390
12/31/2008              10,559                            9,043
 1/31/2009               9,834                            8,569
 2/28/2009               8,549                            7,443
 3/31/2009               8,946                            7,705
 4/30/2009               9,300                            8,099
 5/31/2009              10,444                            9,091
 6/30/2009              11,135                            9,669
 7/31/2009              11,366                            9,911
 8/31/2009              11,963                           10,467
 9/30/2009              11,834                           10,425
10/31/2009              11,404                           10,044
11/30/2009              10,942                            9,685
12/31/2009              10,897                            9,504
 1/31/2010              11,041                            9,709
 2/28/2010              11,250                            9,893
 3/31/2010              11,821                           10,343
 4/30/2010              12,167                           10,623
 5/31/2010              11,147                            9,886
 6/30/2010              11,319                            9,930
 7/31/2010              11,514                           10,051
 8/31/2010              11,198                            9,838
 9/30/2010              11,693                           10,240
10/31/2010              11,442                           10,156
11/30/2010              11,725                           10,354
12/31/2010              12,804                           11,398
 1/31/2011              13,089                           11,534
 2/28/2011              13,692                           11,998
 3/31/2011              12,837                           11,258
 4/30/2011              12,771                           11,268
 5/31/2011              12,559                           11,100
 6/30/2011              13,184                           11,514
 7/31/2011              13,661                           11,992
 8/31/2011              13,291                           11,502
 9/30/2011              13,219                           11,512
10/31/2011              12,536                           11,088
11/30/2011              12,742                           10,787
12/31/2011              12,675                           10,955
 1/31/2012              13,471                           11,405
 2/29/2012              13,487                           11,529
 3/31/2012              13,869                           11,837
 4/30/2012              13,579                           11,666
 5/31/2012              12,442                           10,697
 6/30/2012              13,101                           11,153
 7/31/2012              12,657                           10,979
 8/31/2012              12,657                           10,916
 9/30/2012              12,838                           11,218
10/31/2012              12,562                           10,975
11/30/2012              12,738                           11,051
12/31/2012              13,202                           11,395
 1/31/2013              13,616                           11,821
 2/28/2013              13,946                           12,222
 3/31/2013              15,011                           13,209
 4/30/2013              15,805                           14,078
 5/31/2013              14,512                           12,963
 6/30/2013              14,639                           12,927
 7/31/2013              14,986                           13,138
 8/31/2013              14,648                           12,960
 9/30/2013              16,296                           14,436
10/31/2013              16,338                           14,377
11/30/2013              16,211                           14,282
12/31/2013              16,326                           14,396
 1/31/2014              16,152                           14,355
 2/28/2014              16,082                           14,036
 3/31/2014              16,161                           14,072
 4/30/2014              15,917                           13,811
 5/31/2014              16,326                           14,263
 6/30/2014              17,475                           15,273
 7/31/2014              17,362                           15,355
 8/31/2014              17,527                           15,246
 9/30/2014              16,979                           14,736
10/31/2014              16,665                           14,342            Past performance is not predictive of
                                                                           future performance.
                                                                           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          Average Annual        One         Five         Ten               would pay on fund distributions or the
          Total Return          Year        Years       Years              redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                2.00%       7.88%       5.24%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                 Asia Pacific Small Company     MSCI Pacific ex Japan Small Cap
                          Portfolio                  Index (net dividends)
              -------------------------------  --------------------------------
10/31/2004             $10,000                             $10,000
11/30/2004              10,723                              10,770
12/31/2004              10,964                              11,225
 1/31/2005              11,213                              11,323
 2/28/2005              11,529                              11,683
 3/31/2005              11,137                              11,351
 4/30/2005              10,761                              11,167
 5/31/2005              10,512                              11,310
 6/30/2005              10,985                              11,928
 7/31/2005              11,349                              12,425
 8/31/2005              11,645                              12,415
 9/30/2005              12,071                              13,041
10/31/2005              11,384                              12,275
11/30/2005              11,667                              12,741
12/31/2005              11,841                              12,991
 1/31/2006              12,638                              13,734
 2/28/2006              12,817                              13,872
 3/31/2006              13,465                              14,460
 4/30/2006              14,231                              15,392
 5/31/2006              13,426                              14,606
 6/30/2006              13,333                              14,428
 7/31/2006              13,585                              14,576
 8/31/2006              13,916                              15,052
 9/30/2006              14,056                              15,301
10/31/2006              15,205                              16,368
11/30/2006              16,044                              17,362
12/31/2006              16,496                              18,010
 1/31/2007              16,924                              18,468
 2/28/2007              17,368                              18,820
 3/31/2007              18,272                              19,791
 4/30/2007              19,548                              21,163
 5/31/2007              21,212                              21,994
 6/30/2007              22,077                              22,566
 7/31/2007              22,419                              22,560
 8/31/2007              20,734                              21,108
 9/30/2007              23,161                              22,981
10/31/2007              25,182                              24,552
11/30/2007              23,513                              22,580
12/31/2007              23,103                              22,269
 1/31/2008              20,775                              19,285
 2/29/2008              21,405                              20,431
 3/31/2008              20,365                              19,142
 4/30/2008              21,781                              20,423
 5/31/2008              22,730                              20,643
 6/30/2008              20,484                              18,333
 7/31/2008              19,273                              17,490
 8/31/2008              17,918                              16,070
 9/30/2008              14,839                              12,933
10/31/2008               9,898                               8,365
11/30/2008               8,949                               7,452
12/31/2008               9,925                               8,318
 1/31/2009               8,697                               7,402
 2/28/2009               8,218                               6,942
 3/31/2009               9,492                               7,937
 4/30/2009              10,906                               9,358
 5/31/2009              13,724                              11,602
 6/30/2009              13,823                              11,928
 7/31/2009              15,814                              13,651
 8/31/2009              16,536                              14,352
 9/30/2009              17,819                              15,554
10/31/2009              18,208                              15,927
11/30/2009              19,057                              16,385
12/31/2009              19,555                              17,040
 1/31/2010              18,491                              15,950
 2/28/2010              18,813                              16,150
 3/31/2010              20,360                              17,481
 4/30/2010              20,629                              17,970
 5/31/2010              17,770                              15,257
 6/30/2010              17,547                              15,170
 7/31/2010              19,489                              16,713
 8/31/2010              19,462                              16,676
 9/30/2010              22,414                              19,180
10/31/2010              23,371                              20,031
11/30/2010              23,052                              19,764
12/31/2010              25,307                              21,758
 1/31/2011              24,760                              21,126
 2/28/2011              24,911                              21,241
 3/31/2011              25,434                              21,893
 4/30/2011              26,502                              22,779
 5/31/2011              25,717                              22,257
 6/30/2011              24,843                              21,466
 7/31/2011              25,244                              21,783
 8/31/2011              23,477                              20,268
 9/30/2011              19,095                              16,583
10/31/2011              22,065                              19,299
11/30/2011              21,471                              17,983
12/31/2011              20,214                              17,407
 1/31/2012              22,298                              19,214
 2/29/2012              23,983                              20,708
 3/31/2012              23,624                              20,060
 4/30/2012              23,524                              20,168
 5/31/2012              20,586                              17,550
 6/30/2012              21,013                              17,796
 7/31/2012              21,317                              18,381
 8/31/2012              22,025                              18,675
 9/30/2012              23,109                              19,668
10/31/2012              23,628                              20,074
11/30/2012              23,954                              20,272
12/31/2012              25,070                              20,781
 1/31/2013              26,321                              21,882
 2/28/2013              26,426                              22,142
 3/31/2013              26,542                              22,197
 4/30/2013              26,090                              22,021
 5/31/2013              24,144                              20,400
 6/30/2013              22,441                              18,656
 7/31/2013              23,534                              19,402
 8/31/2013              23,713                              19,570
 9/30/2013              25,375                              21,075
10/31/2013              26,100                              21,445
11/30/2013              25,175                              20,539
12/31/2013              25,483                              20,636
 1/31/2014              24,276                              19,680
 2/28/2014              25,670                              20,739
 3/31/2014              26,042                              21,122
 4/30/2014              26,097                              21,260
 5/31/2014              26,119                              21,434
 6/30/2014              26,306                              21,550
 7/31/2014              26,854                              22,019
 8/31/2014              27,271                              22,189
 9/30/2014              24,748                              20,150
10/31/2014              25,099                              20,388                 Past performance is not predictive of
                                                                                   future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           Average Annual          One          Five          Ten                  would pay on fund distributions or the
           Total Return            Year         Years        Years                 redemption of fund shares.
           ---------------------------------------------------------------         MSCI data copyright MSCI 2014, all
                                  -3.84%        6.63%        9.64%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                  [CHART]

               United Kingdom Small Company         MSCI UK Small Cap
                        Portfolio                 Index (net dividends)
             -------------------------------      ---------------------
10/31/2004                $10,000                        $10,000
11/30/2004                 10,801                         10,809
12/31/2004                 11,245                         11,432
 1/31/2005                 11,560                         11,689
 2/28/2005                 11,952                         11,965
 3/31/2005                 11,679                         11,816
 4/30/2005                 11,281                         11,282
 5/31/2005                 11,057                         11,182
 6/30/2005                 11,257                         11,354
 7/31/2005                 11,476                         11,691
 8/31/2005                 12,121                         12,257
 9/30/2005                 11,977                         12,278
10/31/2005                 11,637                         11,904
11/30/2005                 12,134                         12,499
12/31/2005                 12,665                         13,039
 1/31/2006                 13,651                         14,100
 2/28/2006                 13,835                         14,321
 3/31/2006                 14,061                         14,611
 4/30/2006                 14,764                         15,384
 5/31/2006                 14,460                         15,043
 6/30/2006                 14,442                         14,915
 7/31/2006                 14,542                         14,799
 8/31/2006                 15,149                         15,332
 9/30/2006                 15,586                         15,781
10/31/2006                 16,462                         16,685
11/30/2006                 17,491                         17,766
12/31/2006                 18,440                         18,600
 1/31/2007                 18,558                         18,557
 2/28/2007                 18,553                         18,615
 3/31/2007                 19,414                         19,385
 4/30/2007                 20,078                         20,347
 5/31/2007                 20,342                         20,477
 6/30/2007                 19,591                         19,881
 7/31/2007                 19,478                         19,770
 8/31/2007                 19,359                         19,045
 9/30/2007                 18,685                         17,966
10/31/2007                 20,172                         19,940
11/30/2007                 17,830                         17,633
12/31/2007                 16,885                         16,747
 1/31/2008                 15,745                         15,400
 2/29/2008                 15,967                         15,922
 3/31/2008                 15,901                         15,721
 4/30/2008                 16,165                         16,014
 5/31/2008                 16,207                         16,090
 6/30/2008                 14,912                         14,990
 7/31/2008                 14,383                         14,392
 8/31/2008                 14,140                         14,015
 9/30/2008                 11,953                         11,438
10/31/2008                  8,743                          8,264
11/30/2008                  8,118                          7,498
12/31/2008                  7,932                          7,308
 1/31/2009                  7,741                          7,267
 2/28/2009                  7,419                          7,027
 3/31/2009                  7,737                          7,434
 4/30/2009                  9,355                          9,142
 5/31/2009                 10,310                         10,107
 6/30/2009                 10,354                         10,179
 7/31/2009                 11,251                         11,115
 8/31/2009                 12,122                         12,187
 9/30/2009                 12,473                         12,468
10/31/2009                 12,486                         12,486
11/30/2009                 12,442                         12,356
12/31/2009                 12,698                         12,661
 1/31/2010                 12,571                         12,603
 2/28/2010                 12,139                         12,038
 3/31/2010                 13,151                         13,099
 4/30/2010                 13,628                         13,622
 5/31/2010                 12,081                         11,985
 6/30/2010                 12,310                         12,036
 7/31/2010                 13,967                         13,484
 8/31/2010                 13,447                         13,118
 9/30/2010                 14,878                         14,563
10/31/2010                 15,653                         15,184
11/30/2010                 14,878                         14,552
12/31/2010                 16,390                         16,074
 1/31/2011                 16,625                         16,230
 2/28/2011                 17,120                         16,658
 3/31/2011                 16,794                         16,370
 4/30/2011                 18,277                         17,871
 5/31/2011                 18,159                         17,645
 6/30/2011                 17,579                         17,050
 7/31/2011                 17,454                         17,003
 8/31/2011                 15,707                         15,269
 9/30/2011                 14,118                         13,659
10/31/2011                 15,609                         15,151
11/30/2011                 15,130                         14,563
12/31/2011                 14,654                         14,077
 1/31/2012                 15,942                         15,505
 2/29/2012                 17,244                         16,945
 3/31/2012                 17,608                         17,001
 4/30/2012                 17,907                         17,290
 5/31/2012                 15,884                         15,148
 6/30/2012                 16,656                         15,869
 7/31/2012                 16,931                         16,158
 8/31/2012                 17,853                         17,014
 9/30/2012                 18,765                         17,922
10/31/2012                 19,172                         18,293
11/30/2012                 19,289                         18,299
12/31/2012                 20,343                         19,141
 1/31/2013                 20,699                         19,644
 2/28/2013                 20,880                         19,755
 3/31/2013                 21,498                         20,287
 4/30/2013                 22,035                         20,794
 5/31/2013                 22,231                         21,075
 6/30/2013                 21,740                         20,315
 7/31/2013                 23,570                         22,008
 8/31/2013                 23,733                         22,309
 9/30/2013                 25,329                         23,983
10/31/2013                 26,230                         24,827
11/30/2013                 26,819                         25,412
12/31/2013                 28,290                         26,640
 1/31/2014                 27,613                         26,073
 2/28/2014                 30,080                         28,602
 3/31/2014                 29,149                         27,570
 4/30/2014                 28,661                         26,911
 5/31/2014                 28,625                         26,963
 6/30/2014                 28,591                         26,899
 7/31/2014                 27,692                         26,139           Past performance is not predictive of
 8/31/2014                 28,102                         26,414           future performance.
 9/30/2014                 26,496                         24,864           The returns shown do not reflect the
10/31/2014                 26,423                         24,705           deduction of taxes that a shareholder
          Average Annual        One         Five         Ten               would pay on fund distributions or the
          Total Return          Year        Years       Years              redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                0.73%       16.17%      10.20%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                 Continental Small Company           MSCI Europe ex UK
                         Portfolio             Small Cap Index (net dividends)
              -------------------------------  -------------------------------
10/31/2004                $10,000                         $10,000
11/30/2004                 11,066                          11,110
12/31/2004                 11,634                          11,665
 1/31/2005                 11,799                          11,796
 2/28/2005                 12,548                          12,623
 3/31/2005                 12,202                          12,300
 4/30/2005                 11,873                          11,938
 5/31/2005                 11,898                          12,108
 6/30/2005                 12,220                          12,496
 7/31/2005                 12,973                          13,353
 8/31/2005                 13,404                          13,732
 9/30/2005                 13,743                          14,201
10/31/2005                 13,062                          13,221
11/30/2005                 13,104                          13,390
12/31/2005                 13,775                          14,166
 1/31/2006                 15,096                          15,746
 2/28/2006                 15,521                          16,191
 3/31/2006                 16,518                          17,237
 4/30/2006                 17,655                          18,458
 5/31/2006                 16,795                          17,510
 6/30/2006                 16,484                          17,111
 7/31/2006                 16,438                          16,923
 8/31/2006                 16,867                          17,322
 9/30/2006                 17,086                          17,503
10/31/2006                 17,938                          18,439
11/30/2006                 19,175                          19,729
12/31/2006                 20,087                          20,660
 1/31/2007                 21,013                          21,321
 2/28/2007                 21,032                          21,413
 3/31/2007                 22,258                          22,551
 4/30/2007                 23,425                          23,916
 5/31/2007                 23,869                          24,333
 6/30/2007                 23,601                          24,101
 7/31/2007                 23,465                          23,924
 8/31/2007                 22,619                          22,841
 9/30/2007                 23,116                          23,296
10/31/2007                 24,230                          24,690
11/30/2007                 22,432                          22,923
12/31/2007                 21,984                          22,459
 1/31/2008                 19,887                          19,754
 2/29/2008                 20,736                          20,950
 3/31/2008                 21,390                          21,376
 4/30/2008                 21,635                          21,741
 5/31/2008                 22,045                          22,079
 6/30/2008                 20,179                          20,039
 7/31/2008                 19,107                          18,901
 8/31/2008                 18,577                          18,385
 9/30/2008                 15,338                          14,578
10/31/2008                 11,242                          10,477
11/30/2008                 10,362                           9,608
12/31/2008                 11,442                          10,496
 1/31/2009                 10,141                           9,553
 2/28/2009                  9,260                           8,712
 3/31/2009                  9,926                           9,386
 4/30/2009                 11,542                          11,340
 5/31/2009                 13,220                          13,032
 6/30/2009                 13,050                          12,865
 7/31/2009                 14,085                          14,020
 8/31/2009                 15,258                          15,459
 9/30/2009                 16,561                          16,941
10/31/2009                 16,089                          16,479
11/30/2009                 16,571                          16,817
12/31/2009                 16,514                          16,893
 1/31/2010                 16,234                          16,668
 2/28/2010                 15,890                          16,193
 3/31/2010                 17,062                          17,507
 4/30/2010                 16,901                          17,396
 5/31/2010                 14,493                          14,705
 6/30/2010                 14,391                          14,485
 7/31/2010                 16,114                          16,221
 8/31/2010                 15,372                          15,450
 9/30/2010                 17,496                          17,834
10/31/2010                 18,479                          18,978
11/30/2010                 17,038                          17,540
12/31/2010                 19,251                          19,996
 1/31/2011                 19,788                          20,448
 2/28/2011                 20,118                          20,795
 3/31/2011                 20,798                          21,497
 4/30/2011                 22,192                          22,998
 5/31/2011                 21,435                          22,121
 6/30/2011                 20,738                          21,407
 7/31/2011                 19,557                          20,107
 8/31/2011                 17,553                          18,007
 9/30/2011                 14,893                          15,302
10/31/2011                 16,429                          16,978
11/30/2011                 15,330                          15,652
12/31/2011                 14,731                          15,120
 1/31/2012                 16,126                          16,619
 2/29/2012                 17,149                          17,895
 3/31/2012                 17,183                          17,750
 4/30/2012                 16,778                          17,454
 5/31/2012                 14,482                          15,060
 6/30/2012                 15,104                          15,802
 7/31/2012                 14,955                          15,746
 8/31/2012                 15,622                          16,433
 9/30/2012                 16,444                          17,317
10/31/2012                 16,732                          17,616
11/30/2012                 16,940                          17,885
12/31/2012                 17,962                          18,850
 1/31/2013                 19,318                          20,385
 2/28/2013                 19,121                          20,323
 3/31/2013                 18,692                          19,800
 4/30/2013                 19,445                          20,569
 5/31/2013                 19,805                          21,036
 6/30/2013                 19,143                          20,100
 7/31/2013                 20,805                          21,928
 8/31/2013                 20,828                          21,887
 9/30/2013                 22,638                          23,759
10/31/2013                 23,925                          25,189
11/30/2013                 24,350                          25,637
12/31/2013                 25,027                          26,302
 1/31/2014                 24,873                          26,085
 2/28/2014                 27,051                          28,365
 3/31/2014                 27,181                          28,388
 4/30/2014                 27,429                          28,507
 5/31/2014                 27,536                          28,828
 6/30/2014                 27,291                          28,546
 7/31/2014                 25,682                          26,863                 Past performance is not predictive of
 8/31/2014                 25,370                          26,647                 future performance.
 9/30/2014                 24,006                          25,178                 The returns shown do not reflect the
10/31/2014                 23,284                          24,356                 deduction of taxes that a shareholder
           Average Annual          One          Five          Ten                 would pay on fund distributions or the
           Total Return            Year         Years        Years                redemption of fund shares.
           ---------------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                  -2.68%        7.67%        8.82%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
March 1, 2007-October 31, 2014

                                     [CHART]

                     DFA International
                  Real Estate Securities               S&P Global ex U.S.
                         Portfolio                 REIT Index (net dividends)
                -------------------------------    --------------------------
    3/1/2007               $10,000                          $10,000
   3/31/2007                10,480                           10,343
   4/30/2007                10,570                           10,492
   5/31/2007                10,780                           10,647
   6/30/2007                10,061                            9,995
   7/31/2007                 9,459                            9,513
   8/31/2007                 9,679                            9,662
   9/30/2007                10,130                           10,149
  10/31/2007                10,211                           10,249
  11/30/2007                 9,462                            9,433
  12/31/2007                 8,995                            9,061
   1/31/2008                 8,627                            8,529
   2/29/2008                 8,585                            8,635
   3/31/2008                 8,606                            8,552
   4/30/2008                 8,659                            8,703
   5/31/2008                 8,332                            8,348
   6/30/2008                 7,450                            7,505
   7/31/2008                 7,215                            7,301
   8/31/2008                 6,970                            7,088
   9/30/2008                 6,457                            6,368
  10/31/2008                 4,461                            4,537
  11/30/2008                 4,152                            4,234
  12/31/2008                 4,325                            4,363
   1/31/2009                 3,873                            3,947
   2/28/2009                 3,356                            3,433
   3/31/2009                 3,587                            3,636
   4/30/2009                 3,950                            4,053
   5/31/2009                 4,479                            4,503
   6/30/2009                 4,578                            4,610
   7/31/2009                 4,985                            5,022
   8/31/2009                 5,535                            5,634
   9/30/2009                 5,887                            6,017
  10/31/2009                 5,766                            5,922
  11/30/2009                 5,832                            5,926
  12/31/2009                 5,925                            6,027
   1/31/2010                 5,704                            5,831
   2/28/2010                 5,728                            5,809
   3/31/2010                 5,925                            6,011
   4/30/2010                 5,974                            6,082
   5/31/2010                 5,347                            5,414
   6/30/2010                 5,360                            5,435
   7/31/2010                 5,987                            6,026
   8/31/2010                 5,999                            6,044
   9/30/2010                 6,577                            6,624
  10/31/2010                 6,859                            6,894
  11/30/2010                 6,429                            6,471
  12/31/2010                 6,997                            7,046
   1/31/2011                 7,025                            7,045
   2/28/2011                 7,318                            7,329
   3/31/2011                 7,332                            7,348
   4/30/2011                 7,792                            7,804
   5/31/2011                 7,750                            7,761
   6/30/2011                 7,694                            7,685
   7/31/2011                 7,569                            7,575
   8/31/2011                 7,262                            7,261
   9/30/2011                 6,328                            6,367
  10/31/2011                 6,830                            6,889
  11/30/2011                 6,691                            6,606
  12/31/2011                 6,455                            6,440
   1/31/2012                 6,897                            6,857
   2/29/2012                 7,133                            7,133
   3/31/2012                 7,221                            7,159
   4/30/2012                 7,369                            7,331
   5/31/2012                 6,941                            6,853
   6/30/2012                 7,398                            7,322
   7/31/2012                 7,737                            7,719
   8/31/2012                 7,855                            7,792
   9/30/2012                 8,032                            8,000
  10/31/2012                 8,356                            8,295
  11/30/2012                 8,415                            8,352
  12/31/2012                 8,611                            8,495
   1/31/2013                 8,745                            8,714
   2/28/2013                 8,811                            8,792
   3/31/2013                 9,161                            9,125
   4/30/2013                 9,644                            9,604
   5/31/2013                 8,761                            8,738
   6/30/2013                 8,445                            8,368
   7/31/2013                 8,478                            8,386
   8/31/2013                 8,162                            8,091
   9/30/2013                 8,861                            8,784
  10/31/2013                 9,128                            9,045
  11/30/2013                 8,845                            8,764
  12/31/2013                 8,807                            8,696
   1/31/2014                 8,649                            8,539
   2/28/2014                 9,158                            9,013
   3/31/2014                 9,140                            8,980
   4/30/2014                 9,526                            9,339
   5/31/2014                 9,807                            9,618
   6/30/2014                10,018                            9,863
   7/31/2014                10,000                            9,879              Past performance is not predictive of
   8/31/2014                10,175                           10,042              future performance.
   9/30/2014                 9,509                            9,368              The returns shown do not reflect the
  10/31/2014                 9,877                            9,661              deduction of taxes that a shareholder
          Average Annual        One         Five           Since                 would pay on fund distributions or the
          Total Return          Year        Years        Inception               redemption of fund shares.
          ---------------------------------------------------------------        The S&P data are provided by
                                8.21%       11.37%        -0.16%                 Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
June 4, 2008-October 31, 2014

                                     [CHART]

                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     ---------------------------
     6/4/2008                $10,000                       $10,000
    6/30/2008                  9,000                         8,970
    7/31/2008                  9,020                         8,995
    8/31/2008                  9,000                         8,979
    9/30/2008                  8,710                         8,552
   10/31/2008                  6,040                         5,939
   11/30/2008                  5,040                         4,955
   12/31/2008                  5,632                         5,465
    1/31/2009                  4,817                         4,698
    2/28/2009                  3,982                         3,887
    3/31/2009                  4,186                         4,070
    4/30/2009                  5,051                         4,921
    5/31/2009                  5,438                         5,235
    6/30/2009                  5,408                         5,208
    7/31/2009                  5,937                         5,716
    8/31/2009                  6,670                         6,460
    9/30/2009                  7,108                         6,889
   10/31/2009                  6,874                         6,673
   11/30/2009                  7,159                         6,897
   12/31/2009                  7,471                         7,199
    1/31/2010                  7,133                         6,884
    2/28/2010                  7,362                         7,066
    3/31/2010                  7,875                         7,557
    4/30/2010                  8,202                         7,887
    5/31/2010                  7,591                         7,270
    6/30/2010                  7,373                         7,054
    7/31/2010                  8,158                         7,772
    8/31/2010                  8,115                         7,722
    9/30/2010                  8,649                         8,231
   10/31/2010                  9,031                         8,595
   11/30/2010                  8,682                         8,264
   12/31/2010                  9,249                         8,789
    1/31/2011                  9,448                         8,947
    2/28/2011                  9,856                         9,334
    3/31/2011                  9,786                         9,258
    4/30/2011                 10,370                         9,804
    5/31/2011                 10,428                         9,853
    6/30/2011                 10,195                         9,617
    7/31/2011                 10,218                         9,647
    8/31/2011                  9,728                         9,153
    9/30/2011                  8,583                         8,093
   10/31/2011                  9,588                         9,052
   11/30/2011                  9,296                         8,693
   12/31/2011                  9,417                         8,843
    1/31/2012                 10,020                         9,412
    2/29/2012                 10,092                         9,489
    3/31/2012                 10,454                         9,791
    4/30/2012                 10,719                        10,055
    5/31/2012                 10,176                         9,518
    6/30/2012                 10,791                        10,090
    7/31/2012                 11,105                        10,413
    8/31/2012                 11,153                        10,448
    9/30/2012                 11,117                        10,424
   10/31/2012                 11,249                        10,520
   11/30/2012                 11,249                        10,526
   12/31/2012                 11,599                        10,822
    1/31/2013                 11,921                        11,170
    2/28/2013                 12,037                        11,290
    3/31/2013                 12,423                        11,651
    4/30/2013                 13,182                        12,361
    5/31/2013                 12,230                        11,472
    6/30/2013                 11,921                        11,139
    7/31/2013                 11,998                        11,213
    8/31/2013                 11,316                        10,573
    9/30/2013                 11,908                        11,121
   10/31/2013                 12,346                        11,548
   11/30/2013                 11,805                        11,041
   12/31/2013                 11,804                        11,010
    1/31/2014                 12,005                        11,195
    2/28/2014                 12,659                        11,773
    3/31/2014                 12,699                        11,783
    4/30/2014                 13,180                        12,205
    5/31/2014                 13,527                        12,519
    6/30/2014                 13,714                        12,717
    7/31/2014                 13,714                        12,724                Past performance is not predictive of
    8/31/2014                 14,048                        13,028                future performance.
    9/30/2014                 13,166                        12,200                The returns shown do not reflect the
   10/31/2014                 14,195                        13,084                deduction of taxes that a shareholder
          Average Annual         One         Five           Since                 would pay on fund distributions or the
          Total Return           Year        Years        Inception               redemption of fund shares.
          ----------------------------------------------------------------        The S&P data are provided by
                                14.98%       15.61%         5.62%                 Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

             DFA International Small Cap Value         MSCI World ex USA
                          Portfolio             Small Cap Index (net dividends)
             ---------------------------------  -------------------------------
10/31/2004                $10,000                          $10,000
11/30/2004                 10,875                           10,800
12/31/2004                 11,437                           11,303
 1/31/2005                 11,756                           11,477
 2/28/2005                 12,313                           11,965
 3/31/2005                 12,197                           11,770
 4/30/2005                 11,959                           11,439
 5/31/2005                 11,781                           11,466
 6/30/2005                 12,057                           11,770
 7/31/2005                 12,516                           12,281
 8/31/2005                 13,004                           12,658
 9/30/2005                 13,308                           13,171
10/31/2005                 12,999                           12,691
11/30/2005                 13,240                           13,114
12/31/2005                 14,093                           14,134
 1/31/2006                 15,126                           15,141
 2/28/2006                 15,158                           14,951
 3/31/2006                 15,881                           15,654
 4/30/2006                 16,540                           16,383
 5/31/2006                 15,746                           15,477
 6/30/2006                 15,452                           15,101
 7/31/2006                 15,396                           14,732
 8/31/2006                 15,789                           15,162
 9/30/2006                 15,939                           15,122
10/31/2006                 16,637                           15,722
11/30/2006                 17,441                           16,398
12/31/2006                 18,095                           16,884
 1/31/2007                 18,577                           17,228
 2/28/2007                 18,913                           17,530
 3/31/2007                 19,735                           18,112
 4/30/2007                 20,320                           18,810
 5/31/2007                 20,708                           19,088
 6/30/2007                 20,621                           19,046
 7/31/2007                 20,569                           18,929
 8/31/2007                 19,725                           17,931
 9/30/2007                 20,135                           18,336
10/31/2007                 20,929                           19,574
11/30/2007                 19,228                           17,964
12/31/2007                 18,628                           17,438
 1/31/2008                 17,399                           15,748
 2/29/2008                 17,780                           16,496
 3/31/2008                 17,945                           16,313
 4/30/2008                 18,251                           16,710
 5/31/2008                 18,651                           17,048
 6/30/2008                 17,022                           15,732
 7/31/2008                 16,266                           14,938
 8/31/2008                 15,742                           14,386
 9/30/2008                 13,476                           11,855
10/31/2008                 10,543                            8,929
11/30/2008                  9,959                            8,496
12/31/2008                 10,864                            9,063
 1/31/2009                  9,948                            8,536
 2/28/2009                  8,855                            7,757
 3/31/2009                  9,432                            8,255
 4/30/2009                 10,962                            9,527
 5/31/2009                 12,471                           10,937
 6/30/2009                 12,430                           11,069
 7/31/2009                 13,587                           11,958
 8/31/2009                 14,764                           12,880
 9/30/2009                 15,460                           13,604
10/31/2009                 14,910                           13,394
11/30/2009                 14,980                           13,498
12/31/2009                 15,156                           13,669
 1/31/2010                 14,865                           13,489
 2/28/2010                 14,724                           13,412
 3/31/2010                 15,920                           14,409
 4/30/2010                 16,121                           14,693
 5/31/2010                 13,951                           12,928
 6/30/2010                 13,671                           12,807
 7/31/2010                 15,000                           13,905
 8/31/2010                 14,300                           13,544
 9/30/2010                 15,905                           15,080
10/31/2010                 16,403                           15,702
11/30/2010                 15,936                           15,290
12/31/2010                 17,900                           17,019
 1/31/2011                 18,274                           17,108
 2/28/2011                 18,805                           17,595
 3/31/2011                 18,899                           17,578
 4/30/2011                 19,711                           18,450
 5/31/2011                 19,034                           17,939
 6/30/2011                 18,619                           17,551
 7/31/2011                 18,261                           17,455
 8/31/2011                 16,524                           16,076
 9/30/2011                 14,575                           14,231
10/31/2011                 15,684                           15,386
11/30/2011                 15,177                           14,613
12/31/2011                 14,774                           14,329
 1/31/2012                 16,253                           15,512
 2/29/2012                 17,221                           16,391
 3/31/2012                 17,243                           16,282
 4/30/2012                 16,764                           16,197
 5/31/2012                 14,632                           14,294
 6/30/2012                 15,354                           14,787
 7/31/2012                 15,310                           14,901
 8/31/2012                 15,872                           15,329
 9/30/2012                 16,614                           16,056
10/31/2012                 16,769                           16,134
11/30/2012                 17,001                           16,217
12/31/2012                 18,062                           16,833
 1/31/2013                 18,989                           17,643
 2/28/2013                 19,102                           17,706
 3/31/2013                 19,490                           18,051
 4/30/2013                 20,044                           18,575
 5/31/2013                 19,649                           18,139
 6/30/2013                 19,051                           17,422
 7/31/2013                 20,471                           18,511
 8/31/2013                 20,219                           18,478
 9/30/2013                 22,178                           20,029
10/31/2013                 23,106                           20,621
11/30/2013                 23,140                           20,648
12/31/2013                 23,911                           21,134
 1/31/2014                 23,582                           20,769
 2/28/2014                 25,204                           21,946
 3/31/2014                 25,368                           21,864
 4/30/2014                 25,262                           21,796
 5/31/2014                 25,462                           22,069
 6/30/2014                 25,862                           22,570
 7/31/2014                 24,954                           21,985                 Past performance is not predictive of
 8/31/2014                 25,119                           22,039                 future performance.
 9/30/2014                 23,657                           20,704                 The returns shown do not reflect the
10/31/2014                 23,136                           20,180                 deduction of taxes that a shareholder
            Average Annual         One          Five          Ten                  would pay on fund distributions or the
            Total Return           Year         Years        Years                 redemption of fund shares.
            --------------------------------------------------------------         MSCI data copyright MSCI 2014, all
                                   0.13%        9.18%        8.75%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
August 14, 2008-October 31, 2014

                                     [CHART]

                            International Vector          MSCI World ex USA
                              Equity Portfolio          Index (net dividends)
                             --------------------       ---------------------
     8/14/2008                    $10,000                    $10,000
     8/31/2008                     10,050                     10,052
     9/30/2008                      8,750                      8,601
    10/31/2008                      6,740                      6,812
    11/30/2008                      6,340                      6,442
    12/31/2008                      6,798                      6,782
     1/31/2009                      6,065                      6,149
     2/28/2009                      5,392                      5,527
     3/31/2009                      5,903                      5,891
     4/30/2009                      6,919                      6,650
     5/31/2009                      7,985                      7,491
     6/30/2009                      7,932                      7,414
     7/31/2009                      8,715                      8,110
     8/31/2009                      9,274                      8,499
     9/30/2009                      9,740                      8,849
    10/31/2009                      9,404                      8,707
    11/30/2009                      9,608                      8,923
    12/31/2009                      9,715                      9,065
     1/31/2010                      9,377                      8,640
     2/28/2010                      9,357                      8,631
     3/31/2010                     10,099                      9,187
     4/30/2010                     10,120                      9,050
     5/31/2010                      8,870                      8,051
     6/30/2010                      8,736                      7,935
     7/31/2010                      9,659                      8,668
     8/31/2010                      9,254                      8,409
     9/30/2010                     10,289                      9,216
    10/31/2010                     10,684                      9,544
    11/30/2010                     10,300                      9,140
    12/31/2010                     11,397                      9,876
     1/31/2011                     11,660                     10,089
     2/28/2011                     12,050                     10,463
     3/31/2011                     11,881                     10,253
     4/30/2011                     12,482                     10,812
     5/31/2011                     12,071                     10,491
     6/30/2011                     11,823                     10,342
     7/31/2011                     11,545                     10,171
     8/31/2011                     10,519                      9,311
     9/30/2011                      9,260                      8,376
    10/31/2011                     10,045                      9,191
    11/30/2011                      9,733                      8,766
    12/31/2011                      9,464                      8,670
     1/31/2012                     10,238                      9,138
     2/29/2012                     10,780                      9,641
     3/31/2012                     10,780                      9,570
     4/30/2012                     10,514                      9,407
     5/31/2012                      9,219                      8,335
     6/30/2012                      9,745                      8,881
     7/31/2012                      9,700                      8,991
     8/31/2012                     10,038                      9,248
     9/30/2012                     10,435                      9,529
    10/31/2012                     10,537                      9,595
    11/30/2012                     10,706                      9,797
    12/31/2012                     11,253                     10,093
     1/31/2013                     11,755                     10,590
     2/28/2013                     11,652                     10,484
     3/31/2013                     11,784                     10,567
     4/30/2013                     12,218                     11,049
     5/31/2013                     11,944                     10,801
     6/30/2013                     11,564                     10,397
     7/31/2013                     12,305                     10,950
     8/31/2013                     12,213                     10,809
     9/30/2013                     13,183                     11,573
    10/31/2013                     13,648                     11,961
    11/30/2013                     13,682                     12,034
    12/31/2013                     13,989                     12,215
     1/31/2014                     13,612                     11,722
     2/28/2014                     14,448                     12,362
     3/31/2014                     14,414                     12,306
     4/30/2014                     14,555                     12,501
     5/31/2014                     14,685                     12,694
     6/30/2014                     14,923                     12,874
     7/31/2014                     14,493                     12,645
     8/31/2014                     14,553                     12,655
     9/30/2014                     13,757                     12,135             Past performance is not predictive of
    10/31/2014                     13,505                     11,942             future performance.
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
          Average Annual         One         Five          Since                 would pay on fund distributions or the
          Total Return           Year        Years       Inception               redemption of fund shares.
          ---------------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                -1.05%       7.51%         4.95%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
August 23, 2010-October 31, 2014

                                      [CHART]

                          World Ex U.S.        MSCI All Country World
                        Value Portfolio      ex USA Index (net dividends)
                       ------------------   -----------------------------
  8/23/2010                  $10,000                    $10,000
  8/31/2010                    9,890                      9,920
  9/30/2010                   10,980                     10,906
 10/31/2010                   11,350                     11,278
 11/30/2010                   10,850                     10,843
 12/31/2010                   11,859                     11,692
  1/31/2011                   12,122                     11,807
  2/28/2011                   12,385                     12,118
  3/31/2011                   12,311                     12,090
  4/30/2011                   12,899                     12,681
  5/31/2011                   12,433                     12,315
  6/30/2011                   12,238                     12,136
  7/31/2011                   11,920                     11,971
  8/31/2011                   10,670                     10,945
  9/30/2011                    9,314                      9,727
 10/31/2011                   10,261                     10,752
 11/30/2011                    9,880                     10,203
 12/31/2011                    9,590                     10,089
  1/31/2012                   10,422                     10,774
  2/29/2012                   10,984                     11,379
  3/31/2012                   10,811                     11,222
  4/30/2012                   10,436                     11,045
  5/31/2012                    9,177                      9,791
  6/30/2012                    9,755                     10,369
  7/31/2012                    9,703                     10,515
  8/31/2012                   10,041                     10,735
  9/30/2012                   10,475                     11,136
 10/31/2012                   10,538                     11,179
 11/30/2012                   10,687                     11,392
 12/31/2012                   11,281                     11,787
  1/31/2013                   11,720                     12,266
  2/28/2013                   11,442                     12,137
  3/31/2013                   11,460                     12,161
  4/30/2013                   11,899                     12,608
  5/31/2013                   11,696                     12,316
  6/30/2013                   11,154                     11,782
  7/31/2013                   11,796                     12,298
  8/31/2013                   11,666                     12,128
  9/30/2013                   12,556                     12,971
 10/31/2013                   13,026                     13,447
 11/30/2013                   12,993                     13,470
 12/31/2013                   13,201                     13,589
  1/31/2014                   12,652                     12,972
  2/28/2014                   13,289                     13,623
  3/31/2014                   13,361                     13,658
  4/30/2014                   13,527                     13,839
  5/31/2014                   13,760                     14,108
  6/30/2014                   13,969                     14,345
  7/31/2014                   13,778                     14,202
  8/31/2014                   13,857                     14,281
  9/30/2014                   13,101                     13,590              Past performance is not predictive of
 10/31/2014                   12,921                     13,455              future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
             Average Annual           One            Since                   would pay on fund distributions or the
             Total Return             Year         Inception                 redemption of fund shares.
             -------------------------------------------------------         MSCI data copyright MSCI 2014, all
                                     -0.81%          6.31%                   rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
November 1, 2012-October 31, 2014

                                      [CHART]

              World Ex U.S. Targeted        MSCI All Country World ex USA
                 Value Portfolio            Small Cap Index (net dividends)
              -----------------------     ----------------------------------
  11/1/2012            $10,000                          $10,000
 11/30/2012             10,120                           10,013
 12/31/2012             10,735                           10,417
  1/31/2013             11,157                           10,868
  2/28/2013             11,147                           10,925
  3/31/2013             11,278                           11,098
  4/30/2013             11,549                           11,398
  5/31/2013             11,298                           11,175
  6/30/2013             10,766                           10,607
  7/31/2013             11,376                           11,134
  8/31/2013             11,193                           11,038
  9/30/2013             12,191                           11,920
 10/31/2013             12,690                           12,289
 11/30/2013             12,629                           12,257
 12/31/2013             12,872                           12,472
  1/31/2014             12,497                           12,231
  2/28/2014             13,185                           12,888
  3/31/2014             13,404                           12,904
  4/30/2014             13,404                           12,883
  5/31/2014             13,633                           13,090
  6/30/2014             13,888                           13,374
  7/31/2014             13,616                           13,121
  8/31/2014             13,773                           13,215                 Past performance is not predictive of
  9/30/2014             12,908                           12,464                 future performance.
 10/31/2014             12,698                           12,170                 The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
              Average Annual          One             Since                     would pay on fund distributions or the
              Total Return            Year          Inception                   redemption of fund shares.
              --------------------------------------------------------          MSCI data copyright MSCI 2014, all
                                      0.06%          12.70%                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
April 9, 2013-October 31, 2014

                                  [CHART]

                         World Ex U.S. Core        MSCI All Country World
                          Equity Portfolio      ex USA Index (net dividends)
                         ------------------     ----------------------------
      4/9/2013                $10,000                    $10,000
     4/30/2013                 10,160                     10,415
     5/31/2013                  9,890                     10,174
     6/30/2013                  9,485                      9,733
     7/31/2013                  9,971                     10,159
     8/31/2013                  9,830                     10,019
     9/30/2013                 10,575                     10,715
    10/31/2013                 10,962                     11,108
    11/30/2013                 10,952                     11,127
    12/31/2013                 11,104                     11,225
     1/31/2014                 10,653                     10,715
     2/28/2014                 11,227                     11,254
     3/31/2014                 11,309                     11,282
     4/30/2014                 11,422                     11,431
     5/31/2014                 11,597                     11,654
     6/30/2014                 11,810                     11,850
     7/31/2014                 11,592                     11,732
     8/31/2014                 11,706                     11,797                Past performance is not predictive of
     9/30/2014                 11,072                     11,226                future performance.
    10/31/2014                 10,957                     11,115                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
             Average Annual           One             Since                     would pay on fund distributions or the
             Total Return             Year          Inception                   redemption of fund shares.
             ---------------------------------------------------------          MSCI data copyright MSCI 2014, all
                                     -0.04%           6.03%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
March 7, 2012-October 31, 2014

                                      [CHART]

                                                  MSCI All Country World
                World Core Equity Portfolio        Index (net dividends)
               -------------------------------   -------------------------
   3/7/2012              $10,000                           $10,000
  3/31/2012               10,170                            10,286
  4/30/2012               10,050                            10,169
  5/31/2012                9,400                             9,257
  6/30/2012                9,822                             9,714
  7/31/2012                9,913                             9,847
  8/31/2012               10,175                            10,061
  9/30/2012               10,465                            10,378
 10/31/2012               10,354                            10,309
 11/30/2012               10,425                            10,441
 12/31/2012               10,644                            10,677
  1/31/2013               11,175                            11,169
  2/28/2013               11,266                            11,167
  3/31/2013               11,598                            11,372
  4/30/2013               11,843                            11,697
  5/31/2013               11,986                            11,664
  6/30/2013               11,754                            11,324
  7/31/2013               12,382                            11,866
  8/31/2013               12,053                            11,618
  9/30/2013               12,609                            12,219
 10/31/2013               13,125                            12,710
 11/30/2013               13,477                            12,890
 12/31/2013               13,786                            13,112
  1/31/2014               13,260                            12,587
  2/28/2014               13,902                            13,196
  3/31/2014               14,000                            13,254
  4/30/2014               14,074                            13,380
  5/31/2014               14,359                            13,665
  6/30/2014               14,684                            13,922
  7/31/2014               14,355                            13,753
  8/31/2014               14,726                            14,057
  9/30/2014               14,116                            13,601            Past performance is not predictive of
 10/31/2014               14,222                            13,697            future performance.
                                                                              The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
             Average Annual          One             Since                    would pay on fund distributions or the
             Total Return            Year          Inception                  redemption of fund shares.
             --------------------------------------------------------         MSCI data copyright MSCI 2014, all
                                     8.36%          14.20%                    rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
November 14, 2011-October 31, 2014

                                      [CHART]

                   Selectively Hedged Global           MSCI All Country World
                        Equity Portfolio                Index (net dividends)
                   -------------------------           -----------------------
    11/14/2011              $10,000                           $10,000
    11/30/2011                9,920                             9,873
    12/31/2011                9,828                             9,853
     1/31/2012               10,533                            10,426
     2/29/2012               11,077                            10,951
     3/31/2012               11,141                            11,024
     4/30/2012               10,939                            10,898
     5/31/2012                9,962                             9,921
     6/30/2012               10,442                            10,410
     7/31/2012               10,463                            10,553
     8/31/2012               10,748                            10,782
     9/30/2012               11,122                            11,122
    10/31/2012               11,112                            11,048
    11/30/2012               11,265                            11,189
    12/31/2012               11,718                            11,443
     1/31/2013               12,225                            11,970
     2/28/2013               12,287                            11,968
     3/31/2013               12,576                            12,187
     4/30/2013               12,814                            12,535
     5/31/2013               12,897                            12,501
     6/30/2013               12,514                            12,135
     7/31/2013               13,114                            12,716
     8/31/2013               12,845                            12,451
     9/30/2013               13,569                            13,094
    10/31/2013               14,096                            13,621
    11/30/2013               14,324                            13,813
    12/31/2013               14,611                            14,052
     1/31/2014               14,001                            13,490
     2/28/2014               14,675                            14,141
     3/31/2014               14,847                            14,204
     4/30/2014               14,879                            14,339
     5/31/2014               15,136                            14,644
     6/30/2014               15,500                            14,920
     7/31/2014               15,200                            14,739
     8/31/2014               15,628                            15,065             Past performance is not predictive of
     9/30/2014               15,061                            14,576             future performance.
    10/31/2014               15,200                            14,679             The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
              Average Annual           One              Since                     would pay on fund distributions or the
              Total Return             Year           Inception                   redemption of fund shares.
              ----------------------------------------------------------          MSCI data copyright MSCI 2014, all
                                       7.83%           15.19%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------
10/31/2004               $10,000                     $10,000
11/30/2004                10,870                      10,926
12/31/2004                11,566                      11,450
 1/31/2005                11,658                      11,480
 2/28/2005                12,527                      12,481
 3/31/2005                11,665                      11,656
 4/30/2005                11,384                      11,343
 5/31/2005                11,721                      11,738
 6/30/2005                12,069                      12,137
 7/31/2005                12,843                      12,985
 8/31/2005                12,921                      13,097
 9/30/2005                13,945                      14,316
10/31/2005                13,245                      13,380
11/30/2005                14,202                      14,487
12/31/2005                15,020                      15,343
 1/31/2006                16,449                      17,057
 2/28/2006                16,399                      17,037
 3/31/2006                16,622                      17,187
 4/30/2006                17,612                      18,411
 5/31/2006                15,574                      16,482
 6/30/2006                15,550                      16,442
 7/31/2006                15,834                      16,677
 8/31/2006                16,329                      17,102
 9/30/2006                16,549                      17,244
10/31/2006                17,533                      18,063
11/30/2006                18,649                      19,406
12/31/2006                19,400                      20,280
 1/31/2007                19,682                      20,061
 2/28/2007                19,371                      19,942
 3/31/2007                20,253                      20,737
 4/30/2007                21,538                      21,697
 5/31/2007                22,978                      22,771
 6/30/2007                23,352                      23,839
 7/31/2007                23,905                      25,096
 8/31/2007                23,486                      24,563
 9/30/2007                25,556                      27,276
10/31/2007                28,346                      30,317
11/30/2007                26,496                      28,168
12/31/2007                26,388                      28,267
 1/31/2008                24,082                      24,740
 2/29/2008                24,845                      26,566
 3/31/2008                24,070                      25,160
 4/30/2008                25,781                      27,202
 5/31/2008                25,930                      27,706
 6/30/2008                23,262                      24,943
 7/31/2008                22,952                      24,002
 8/31/2008                21,585                      22,085
 9/30/2008                18,573                      18,220
10/31/2008                13,679                      13,234
11/30/2008                12,436                      12,237
12/31/2008                13,405                      13,192
 1/31/2009                12,380                      12,340
 2/28/2009                11,569                      11,644
 3/31/2009                13,241                      13,317
 4/30/2009                15,197                      15,533
 5/31/2009                17,786                      18,187
 6/30/2009                17,629                      17,942
 7/31/2009                19,639                      19,960
 8/31/2009                19,706                      19,888
 9/30/2009                21,432                      21,694
10/31/2009                20,983                      21,720
11/30/2009                22,231                      22,654
12/31/2009                23,026                      23,548
 1/31/2010                21,765                      22,235
 2/28/2010                22,027                      22,313
 3/31/2010                23,864                      24,114
 4/30/2010                24,000                      24,407
 5/31/2010                21,761                      22,260
 6/30/2010                21,794                      22,096
 7/31/2010                23,708                      23,936
 8/31/2010                23,153                      23,471
 9/30/2010                25,778                      26,080
10/31/2010                26,551                      26,837
11/30/2010                25,949                      26,129
12/31/2010                28,049                      27,993
 1/31/2011                27,317                      27,234
 2/28/2011                27,116                      26,980
 3/31/2011                28,617                      28,566
 4/30/2011                29,614                      29,452
 5/31/2011                28,790                      28,680
 6/30/2011                28,440                      28,238
 7/31/2011                28,210                      28,113
 8/31/2011                25,919                      25,601
 9/30/2011                21,995                      21,868
10/31/2011                24,740                      24,765
11/30/2011                23,869                      23,114
12/31/2011                23,165                      22,836
 1/31/2012                25,650                      25,426
 2/29/2012                27,034                      26,949
 3/31/2012                26,322                      26,049
 4/30/2012                25,845                      25,738
 5/31/2012                23,058                      22,852
 6/30/2012                24,185                      23,734
 7/31/2012                24,381                      24,197
 8/31/2012                24,528                      24,116
 9/30/2012                25,898                      25,571
10/31/2012                25,750                      25,416
11/30/2012                26,086                      25,739
12/31/2012                27,602                      26,997
 1/31/2013                27,743                      27,369
 2/28/2013                27,412                      27,026
 3/31/2013                27,015                      26,560
 4/30/2013                27,306                      26,760
 5/31/2013                26,413                      26,074
 6/30/2013                24,751                      24,414
 7/31/2013                25,105                      24,669
 8/31/2013                24,508                      24,245
 9/30/2013                26,255                      25,822
10/31/2013                27,445                      27,076
11/30/2013                27,028                      26,681
12/31/2013                26,741                      26,295
 1/31/2014                24,877                      24,587
 2/28/2014                25,773                      25,402
 3/31/2014                26,669                      26,182
 4/30/2014                26,824                      26,269
 5/31/2014                27,730                      27,186
 6/30/2014                28,493                      27,908
 7/31/2014                28,824                      28,448
 8/31/2014                29,714                      29,089
 9/30/2014                27,519                      26,933            Past performance is not predictive of
10/31/2014                27,811                      27,250            future performance.
                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
          Average Annual       One        Five        Ten               would pay on fund distributions or the
          Total Return         Year       Years      Years              redemption of fund shares.
          -------------------------------------------------------       MSCI data copyright MSCI 2014, all
                               1.33%      5.80%      10.77%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                   Emerging Markets Small Cap        MSCI Emerging Markets
                            Portfolio                Index (net dividends)
                -------------------------------      ---------------------
   10/31/2004               $10,000                        $10,000
   11/30/2004                10,947                         10,926
   12/31/2004                11,527                         11,450
    1/31/2005                11,847                         11,480
    2/28/2005                12,598                         12,481
    3/31/2005                11,719                         11,656
    4/30/2005                11,288                         11,343
    5/31/2005                11,509                         11,738
    6/30/2005                11,800                         12,137
    7/31/2005                12,447                         12,985
    8/31/2005                12,528                         13,097
    9/30/2005                13,349                         14,316
   10/31/2005                12,698                         13,380
   11/30/2005                13,604                         14,487
   12/31/2005                14,495                         15,343
    1/31/2006                15,895                         17,057
    2/28/2006                16,062                         17,037
    3/31/2006                16,355                         17,187
    4/30/2006                17,683                         18,411
    5/31/2006                15,822                         16,482
    6/30/2006                15,124                         16,442
    7/31/2006                15,471                         16,677
    8/31/2006                16,009                         17,102
    9/30/2006                16,452                         17,244
   10/31/2006                17,692                         18,063
   11/30/2006                19,038                         19,406
   12/31/2006                19,903                         20,280
    1/31/2007                20,277                         20,061
    2/28/2007                20,459                         19,942
    3/31/2007                21,365                         20,737
    4/30/2007                22,997                         21,697
    5/31/2007                24,822                         22,771
    6/30/2007                25,564                         23,839
    7/31/2007                26,806                         25,096
    8/31/2007                25,689                         24,563
    9/30/2007                27,454                         27,276
   10/31/2007                29,513                         30,317
   11/30/2007                27,146                         28,168
   12/31/2007                27,470                         28,267
    1/31/2008                24,157                         24,740
    2/29/2008                24,856                         26,566
    3/31/2008                23,679                         25,160
    4/30/2008                25,127                         27,202
    5/31/2008                24,968                         27,706
    6/30/2008                22,091                         24,943
    7/31/2008                21,744                         24,002
    8/31/2008                20,431                         22,085
    9/30/2008                16,740                         18,220
   10/31/2008                11,660                         13,234
   11/30/2008                10,947                         12,237
   12/31/2008                12,489                         13,192
    1/31/2009                11,528                         12,340
    2/28/2009                10,821                         11,644
    3/31/2009                12,309                         13,317
    4/30/2009                14,802                         15,533
    5/31/2009                18,192                         18,187
    6/30/2009                18,102                         17,942
    7/31/2009                20,398                         19,960
    8/31/2009                20,641                         19,888
    9/30/2009                22,362                         21,694
   10/31/2009                22,337                         21,720
   11/30/2009                23,642                         22,654
   12/31/2009                24,945                         23,548
    1/31/2010                23,841                         22,235
    2/28/2010                24,252                         22,313
    3/31/2010                26,323                         24,114
    4/30/2010                26,747                         24,407
    5/31/2010                24,048                         22,260
    6/30/2010                24,684                         22,096
    7/31/2010                26,949                         23,936
    8/31/2010                27,079                         23,471
    9/30/2010                30,358                         26,080
   10/31/2010                31,568                         26,837
   11/30/2010                30,710                         26,129
   12/31/2010                32,475                         27,993
    1/31/2011                31,098                         27,234
    2/28/2011                30,181                         26,980
    3/31/2011                31,854                         28,566
    4/30/2011                33,528                         29,452
    5/31/2011                32,759                         28,680
    6/30/2011                32,493                         28,238
    7/31/2011                32,860                         28,113
    8/31/2011                29,735                         25,601
    9/30/2011                24,447                         21,868
   10/31/2011                27,140                         24,765
   11/30/2011                25,814                         23,114
   12/31/2011                25,129                         22,836
    1/31/2012                27,962                         25,426
    2/29/2012                30,245                         26,949
    3/31/2012                29,455                         26,049
    4/30/2012                28,751                         25,738
    5/31/2012                26,115                         22,852
    6/30/2012                27,115                         23,734
    7/31/2012                26,775                         24,197
    8/31/2012                27,470                         24,116
    9/30/2012                29,076                         25,571
   10/31/2012                28,962                         25,416
   11/30/2012                29,460                         25,739
   12/31/2012                31,271                         26,997
    1/31/2013                31,847                         27,369
    2/28/2013                32,172                         27,026
    3/31/2013                32,021                         26,560
    4/30/2013                32,672                         26,760
    5/31/2013                32,198                         26,074
    6/30/2013                29,413                         24,414
    7/31/2013                29,547                         24,669
    8/31/2013                28,313                         24,245
    9/30/2013                30,380                         25,822
   10/31/2013                31,546                         27,076
   11/30/2013                31,097                         26,681
   12/31/2013                30,839                         26,295
    1/31/2014                29,520                         24,587
    2/28/2014                30,824                         25,402
    3/31/2014                31,882                         26,182
    4/30/2014                32,143                         26,269
    5/31/2014                33,231                         27,186
    6/30/2014                34,086                         27,908
    7/31/2014                34,163                         28,448            Past performance is not predictive of
    8/31/2014                35,209                         29,089            future performance.
    9/30/2014                33,456                         26,933            The returns shown do not reflect the
   10/31/2014                33,162                         27,250            deduction of taxes that a shareholder
           Average Annual        One         Five         Ten                 would pay on fund distributions or the
           Total Return          Year        Years       Years                redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                 5.12%       8.22%       12.74%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
January 29, 2008-October 31,2014


                                             Past performance is not predictive of
                                             future performance.
                                             The returns shown do not reflect the
                                             deduction of taxes that a shareholder
    Average Annual   One   Five    Since     would pay on fund distributions or the
    Total Return     Year  Years Inception   redemption of fund shares.
    ---------------------------------------  MSCI data copyright MSCI 2014, all
                    -1.75% 3.17%   0.46%     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                         Emerging Markets
                         Value Portfolio -        MSCI Emerging Markets
                       Institutional Class        Index (net dividends)
                     -----------------------      ---------------------
     10/31/2004              $10,000                     $10,000
     11/30/2004               11,082                      10,926
     12/31/2004               11,794                      11,450
      1/31/2005               11,987                      11,480
      2/28/2005               13,080                      12,481
      3/31/2005               12,124                      11,656
      4/30/2005               11,692                      11,343
      5/31/2005               11,861                      11,738
      6/30/2005               12,251                      12,137
      7/31/2005               13,142                      12,985
      8/31/2005               13,351                      13,097
      9/30/2005               14,422                      14,316
     10/31/2005               13,520                      13,380
     11/30/2005               14,517                      14,487
     12/31/2005               15,428                      15,343
      1/31/2006               16,902                      17,057
      2/28/2006               16,967                      17,037
      3/31/2006               17,540                      17,187
      4/30/2006               19,070                      18,411
      5/31/2006               17,002                      16,482
      6/30/2006               16,848                      16,442
      7/31/2006               17,246                      16,677
      8/31/2006               17,559                      17,102
      9/30/2006               17,915                      17,244
     10/31/2006               19,158                      18,063
     11/30/2006               20,559                      19,406
     12/31/2006               21,280                      20,280
      1/31/2007               21,607                      20,061
      2/28/2007               21,727                      19,942
      3/31/2007               22,858                      20,737
      4/30/2007               24,679                      21,697
      5/31/2007               26,554                      22,771
      6/30/2007               27,308                      23,839
      7/31/2007               28,602                      25,096
      8/31/2007               27,679                      24,563
      9/30/2007               30,173                      27,276
     10/31/2007               33,484                      30,317
     11/30/2007               31,040                      28,168
     12/31/2007               30,991                      28,267
      1/31/2008               27,905                      24,740
      2/29/2008               29,020                      26,566
      3/31/2008               28,043                      25,160
      4/30/2008               30,206                      27,202
      5/31/2008               30,464                      27,706
      6/30/2008               26,920                      24,943
      7/31/2008               26,392                      24,002
      8/31/2008               24,131                      22,085
      9/30/2008               19,968                      18,220
     10/31/2008               13,767                      13,234
     11/30/2008               12,722                      12,237
     12/31/2008               14,274                      13,192
      1/31/2009               12,986                      12,340
      2/28/2009               11,883                      11,644
      3/31/2009               13,938                      13,317
      4/30/2009               16,679                      15,533
      5/31/2009               20,431                      18,187
      6/30/2009               20,179                      17,942
      7/31/2009               22,885                      19,960
      8/31/2009               23,055                      19,888
      9/30/2009               25,182                      21,694
     10/31/2009               24,586                      21,720
     11/30/2009               26,152                      22,654
     12/31/2009               27,447                      23,548
      1/31/2010               25,884                      22,235
      2/28/2010               26,085                      22,313
      3/31/2010               28,381                      24,114
      4/30/2010               28,564                      24,407
      5/31/2010               25,570                      22,260
      6/30/2010               25,730                      22,096
      7/31/2010               28,110                      23,936
      8/31/2010               27,601                      23,471
      9/30/2010               30,914                      26,080
     10/31/2010               31,972                      26,837
     11/30/2010               30,932                      26,129
     12/31/2010               33,501                      27,993
      1/31/2011               32,454                      27,234
      2/28/2011               31,908                      26,980
      3/31/2011               33,742                      28,566
      4/30/2011               34,946                      29,452
      5/31/2011               33,612                      28,680
      6/30/2011               32,924                      28,238
      7/31/2011               32,645                      28,113
      8/31/2011               29,331                      25,601
      9/30/2011               24,065                      21,868
     10/31/2011               27,227                      24,765
     11/30/2011               25,848                      23,114
     12/31/2011               24,919                      22,836
      1/31/2012               28,375                      25,426
      2/29/2012               30,103                      26,949
      3/31/2012               28,807                      26,049
      4/30/2012               27,866                      25,738
      5/31/2012               24,785                      22,852
      6/30/2012               25,905                      23,734
      7/31/2012               25,741                      24,197
      8/31/2012               26,098                      24,116
      9/30/2012               27,777                      25,571
     10/31/2012               27,417                      25,416
     11/30/2012               27,718                      25,739
     12/31/2012               29,744                      26,997
      1/31/2013               30,223                      27,369
      2/28/2013               29,714                      27,026
      3/31/2013               29,460                      26,560
      4/30/2013               29,719                      26,760
      5/31/2013               28,871                      26,074
      6/30/2013               26,440                      24,414
      7/31/2013               26,953                      24,669
      8/31/2013               26,380                      24,245
      9/30/2013               28,329                      25,822
     10/31/2013               29,613                      27,076
     11/30/2013               28,895                      26,681
     12/31/2013               28,613                      26,295
      1/31/2014               26,613                      24,587
      2/28/2014               27,203                      25,402
      3/31/2014               28,416                      26,182
      4/30/2014               28,602                      26,269
      5/31/2014               29,763                      27,186
      6/30/2014               30,539                      27,908
      7/31/2014               31,110                      28,448           Past performance is not predictive of
      8/31/2014               31,806                      29,089           future performance.
      9/30/2014               29,197                      26,933           The returns shown do not reflect the
     10/31/2014               29,166                      27,250           deduction of taxes that a shareholder
          Average Annual         One         Five        Ten               would pay on fund distributions or the
          Total Return           Year        Years      Years              redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                -1.51%       3.48%      11.30%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
April 5, 2005-October 31, 2014

                                     [CHART]

                    Emerging Markets Core Equity    MSCI Emerging Markets
                              Portfolio             Index (net dividends)
                  -------------------------------   ---------------------
     4/5/2005                $10,000                      $10,000
    4/30/2005                  9,580                        9,682
    5/31/2005                  9,720                       10,019
    6/30/2005                  9,980                       10,359
    7/31/2005                 10,653                       11,083
    8/31/2005                 10,763                       11,178
    9/30/2005                 11,511                       12,219
   10/31/2005                 10,898                       11,421
   11/30/2005                 11,612                       12,365
   12/31/2005                 12,295                       13,096
    1/31/2006                 13,395                       14,559
    2/28/2006                 13,416                       14,542
    3/31/2006                 13,684                       14,670
    4/30/2006                 14,624                       15,714
    5/31/2006                 12,988                       14,068
    6/30/2006                 12,775                       14,034
    7/31/2006                 13,019                       14,235
    8/31/2006                 13,333                       14,597
    9/30/2006                 13,598                       14,719
   10/31/2006                 14,487                       15,418
   11/30/2006                 15,490                       16,564
   12/31/2006                 16,100                       17,310
    1/31/2007                 16,327                       17,123
    2/28/2007                 16,204                       17,022
    3/31/2007                 16,906                       17,699
    4/30/2007                 18,042                       18,519
    5/31/2007                 19,353                       19,436
    6/30/2007                 19,811                       20,347
    7/31/2007                 20,485                       21,421
    8/31/2007                 19,956                       20,965
    9/30/2007                 21,671                       23,281
   10/31/2007                 23,924                       25,877
   11/30/2007                 22,181                       24,043
   12/31/2007                 22,136                       24,127
    1/31/2008                 19,968                       21,116
    2/29/2008                 20,621                       22,675
    3/31/2008                 19,871                       21,475
    4/30/2008                 21,378                       23,218
    5/31/2008                 21,473                       23,648
    6/30/2008                 19,079                       21,290
    7/31/2008                 18,877                       20,487
    8/31/2008                 17,623                       18,850
    9/30/2008                 14,861                       15,551
   10/31/2008                 10,661                       11,295
   11/30/2008                  9,949                       10,445
   12/31/2008                 10,922                       11,260
    1/31/2009                  9,948                       10,533
    2/28/2009                  9,277                        9,938
    3/31/2009                 10,741                       11,367
    4/30/2009                 12,702                       13,258
    5/31/2009                 15,206                       15,523
    6/30/2009                 15,058                       15,314
    7/31/2009                 16,880                       17,036
    8/31/2009                 16,946                       16,975
    9/30/2009                 18,408                       18,516
   10/31/2009                 18,068                       18,539
   11/30/2009                 19,175                       19,336
   12/31/2009                 20,050                       20,099
    1/31/2010                 18,950                       18,978
    2/28/2010                 19,159                       19,045
    3/31/2010                 20,812                       20,583
    4/30/2010                 21,010                       20,832
    5/31/2010                 18,974                       19,000
    6/30/2010                 19,134                       18,860
    7/31/2010                 20,862                       20,431
    8/31/2010                 20,585                       20,034
    9/30/2010                 23,045                       22,260
   10/31/2010                 23,724                       22,906
   11/30/2010                 23,090                       22,302
   12/31/2010                 24,785                       23,893
    1/31/2011                 24,003                       23,245
    2/28/2011                 23,589                       23,028
    3/31/2011                 24,931                       24,382
    4/30/2011                 25,915                       25,138
    5/31/2011                 25,199                       24,479
    6/30/2011                 24,849                       24,102
    7/31/2011                 24,793                       23,995
    8/31/2011                 22,555                       21,851
    9/30/2011                 18,823                       18,665
   10/31/2011                 21,213                       21,138
   11/30/2011                 20,307                       19,729
   12/31/2011                 19,668                       19,491
    1/31/2012                 21,984                       21,702
    2/29/2012                 23,365                       23,002
    3/31/2012                 22,635                       22,234
    4/30/2012                 22,133                       21,968
    5/31/2012                 19,805                       19,505
    6/30/2012                 20,693                       20,258
    7/31/2012                 20,705                       20,653
    8/31/2012                 20,923                       20,584
    9/30/2012                 22,115                       21,826
   10/31/2012                 21,965                       21,693
   11/30/2012                 22,300                       21,969
   12/31/2012                 23,698                       23,043
    1/31/2013                 23,907                       23,361
    2/28/2013                 23,744                       23,067
    3/31/2013                 23,492                       22,670
    4/30/2013                 23,759                       22,841
    5/31/2013                 23,108                       22,255
    6/30/2013                 21,448                       20,838
    7/31/2013                 21,740                       21,056
    8/31/2013                 21,178                       20,694
    9/30/2013                 22,690                       22,040
   10/31/2013                 23,668                       23,111
   11/30/2013                 23,279                       22,773
   12/31/2013                 23,072                       22,444
    1/31/2014                 21,614                       20,986
    2/28/2014                 22,397                       21,681
    3/31/2014                 23,215                       22,347
    4/30/2014                 23,381                       22,422
    5/31/2014                 24,151                       23,204
    6/30/2014                 24,779                       23,821
    7/31/2014                 25,005                       24,281
    8/31/2014                 25,779                       24,828
    9/30/2014                 23,984                       22,988            Past performance is not predictive of
   10/31/2014                 24,116                       23,259            future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual        One         Five         Since               would pay on fund distributions or the
          Total Return          Year        Years      Inception             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                1.89%       5.94%        9.63%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index /SM/........ 20.69%

   Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Enhanced U.S. Large Company Portfolio

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy combines investment in investment grade, short-term fixed income instruments with an overlay of S&P 500(R) Index futures contracts, swaps, and/or ETFs. For the 12 months ended October 31, 2014, an average of approximately 96% of the equity exposure consisted of S&P 500(R) Index futures contracts. ETFs accounted for the remaining exposure. The behavior of S&P 500(R) Index futures contracts and ETFs linked to the S&P 500(R) Index is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2014, the total returns were 17.18% for the Portfolio and 17.27% for the S&P 500(R) Index. Relative to the Index, the Portfolio's underperformance was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was slightly less than the average interest rate priced into the S&P 500(R) futures contracts that the Portfolio purchased throughout the year.

U.S. Large Cap Equity Portfolio

   The U.S. Large Cap Equity Portfolio is designed to capture the returns of U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 920 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 16.19% for the Portfolio and 16.78% for the Russell 1000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio emphasizes mid-cap stocks, value stocks, primarily measured by book-to-market ratio and stocks with high profitability. Stocks with smaller relative capitalization and value stocks generally underperformed during the period and contributed to underperformance in the Portfolio relative to the Index. The Portfolio's exclusion of real estate investment trusts (REITs) detracted from relative performance as REITs outperformed during the period.

U.S. Large Cap Value Portfolio

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 260 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 15.49% for the Portfolio and 16.46% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund excludes real estate investment trusts (REITs) and highly regulated utilities from eligibility while the Index holds stocks in these sectors. REITs and utilities generally outperformed other sectors during the period, which detracted from the Portfolio's relative performance as compared to the Index. Lower book to market stocks outperformed higher book to market stocks within the index. The Master Fund had less weight than the index in lower book to market stocks, which detracted from relative performance.

U.S. Targeted Value Portfolio

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,540 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 9.47% for the Portfolio's Class R1 shares, 9.30% for the Portfolio's Class R2 shares, 9.58% for the Portfolio's Institutional Class shares, and 7.89% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. Mid-cap value stocks significantly outperformed small cap value stocks during the period. The Portfolio had a greater weight than the Index in mid-cap value stocks and less weight in small cap value stocks, and these differences were the primary driver of the Portfolio's relative outperformance.

U.S. Small Cap Value Portfolio

   The U.S. Small Cap Value Portfolio is designed to capture the returns of U.S. small company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,270 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 9.49% for the Portfolio and 7.89% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation to larger small cap stocks than the Index, and the outperformance of these stocks was a contributor to the Portfolio's relative outperformance.

U.S. Core Equity 1 Portfolio

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of securities within the U.S. market with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,850 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 14.72% for the Portfolio and 16.07% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small cap stocks and less weight in large cap stocks, which contributed to the Portfolio's relative underperformance as small cap stocks strongly underperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts (REITs) also detracted from the Portfolio's relative performance as REITs outperformed most other sectors during the period.

U.S. Core Equity 2 Portfolio

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of securities within the U.S. market with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,860 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 13.78% for the Portfolio and 16.07% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small cap stocks and less weight in large cap stocks, which contributed to the Portfolio's relative underperformance as small cap stocks strongly underperformed large cap stocks during the period. The portfolio generally excludes real estate investment trusts (REITs), and the resulting lower relative weighting in these companies detracted as REITs outperformed other U.S. stocks during the period.

U.S. Vector Equity Portfolio

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. stocks with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,720 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 11.91% for the Portfolio and 16.07% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small cap stocks and less weight in large cap stocks, which contributed to the Portfolio's relative underperformance as small cap stocks strongly underperformed large cap stocks during the period. The portfolio generally excludes real estate investment trusts (REITs), and the resulting lower relative weighting in these companies detracted as REITs outperformed other U.S. stocks during the period.

U.S. Small Cap Portfolio

   The U.S. Small Cap Portfolio is designed to capture the returns of U.S.
small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,110 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 8.67% for the Portfolio and 8.06% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio excluded certain stocks with low profitability that were held by the Index. The resulting higher weight in stocks with higher profitability contributed to the Portfolio's relative outperformance.

U.S. Micro Cap Portfolio

   The U.S. Micro Cap Portfolio is designed to capture the returns of the smallest U.S. company stocks and generally has a smaller market capitalization profile than the U.S. Small Cap Portfolio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,750 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 7.88% for the Portfolio and 8.06% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio focuses on micro cap stocks while the Index has exposure to a broader range of small cap stocks including those with the larger relative capitalization. Micro cap stocks generally underperformed companies with larger capitalization within the small cap universe during the period, which detracted from the Portfolio's relative performance. The Portfolio's exclusion of real estate investment trusts (REITs) also detracted from the Portfolio's relative performance as REITs outperformed most other sectors during the period.

DFA Real Estate Securities Portfolio

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2014, the Portfolio held approximately 130 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2014, total returns were 19.80% for the Portfolio, 20.69% for the Dow Jones U.S. Select REIT Index /SM/, and 17.27% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. The Portfolio held net lease REITs not eligible in the Dow Jones U.S. Select REIT Index /SM/. These securities -- particularly in specialized REITs, retail REITs and diversified REITs -- generally underperformed the overall Index and were a primary driver of the Portfolio's relative underperformance.

 International Equity Market Review          12 Months Ended October 31, 2014

   Performance of non-U.S. developed markets was generally negative for the period. As a group, only large cap growth stocks had positive returns. As measured by the MSCI world ex USA indices, large cap stocks outperformed small cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -0.15%
           MSCI World ex USA Small Cap Index.         -2.14%
           MSCI World ex USA Value Index.....         -0.62%
           MSCI World ex USA Growth Index....          0.31%

   During the period, the U.S. dollar (USD) appreciated against developed markets currencies, detracting from USD-denominated returns of non-U.S. securities in developed markets.

                           12 Months Ended October 31, 2014
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.55%             0.12%
                  Japan.............................    13.47%            -0.70%
                  Canada............................    12.71%             4.26%
                  France............................     1.34%            -6.61%
                  Switzerland.......................     9.61%             3.13%
                  Germany...........................     2.52%            -5.52%
                  Australia.........................     6.74%            -0.92%
                  Spain.............................    10.44%             1.78%
                  Hong Kong.........................    10.24%            10.21%
                  Sweden............................    13.18%            -1.03%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

   Emerging markets generally had stronger performance over the period than developed markets with positive returns in each market segment except large cap value. As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........          0.64%
         MSCI Emerging Markets Small Cap Index.          3.18%
         MSCI Emerging Markets Value Index.....         -0.63%
         MSCI Emerging Markets Growth Index....          1.89%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, particularly those in Eastern Europe, decreasing USD denominated returns in emerging markets.

                      12 Months Ended October 31, 2014
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................     6.44%             6.41%
              Korea........................    -6.24%            -6.94%
              Taiwan.......................    13.99%            10.11%
              Brazil.......................    -0.30%            -9.65%
              South Africa.................    17.13%             6.09%
              India........................    29.27%            29.39%
              Mexico.......................    10.96%             6.98%
              Russia.......................    -4.56%           -24.40%
              Malaysia.....................     3.85%            -0.37%
              Indonesia....................    17.88%             9.95%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

 Global Real Estate Market Review            12 Months Ended October 31, 2014

   Publicly traded global real estate investment trusts (REITs) produced positive overall returns during the period. In most of the world, REITs outperformed equities and fixed income. The U.S. REIT market, the world's largest, had the highest returns, followed closely by Hong Kong and the U.K. Only a few of the smallest REIT markets failed to deliver positive returns. As measured by the S&P Global REIT Index, residential REITs and hotel and resort REITs had the biggest gains. Diversified REITs had the weakest performance but still delivered positive returns.

     12 Months Ended October 31, 2014
                                                    Return in U.S. Dollars
     -                                              ----------------------
     S&P Global ex U.S. REIT Index (net dividends).          6.81%
     S&P Global REIT Index (net dividends).........         13.30%

----------
Source: Standard and Poor's. Copyright S&P, 2014. All rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities

Large Cap International Portfolio

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of international large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,500 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 0.47% for the Portfolio and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. For the period, the Portfolio's relative outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Core Equity Portfolio

   The International Core Equity Portfolio invests in a broadly diversified group of international stocks, with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 4,800 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -0.55% for the Portfolio and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally underperformed international large cap and mid-cap stocks during the period, and the Portfolio's exposure to small cap stocks detracted from the Portfolio's performance relative to the Index. The Portfolio's greater exposure than the Index to value stocks also detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. In particular, the Portfolio's emphasis on value stocks resulted in a lower allocation to healthcare stocks, which was the best performing sector and detracted from the Portfolio's relative performance.

International Small Company Portfolio

   The International Small Company Portfolio is designed to capture the returns of international small company stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region ex Japan. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Funds collectively held approximately 4,150 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -1.09% for the Portfolio and -2.14% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Funds excluded a number of growth-oriented small cap stocks with low profitability that were held by the Index. These stocks generally underperformed, contributing to the Portfolio's relative outperformance. This was partially offset by the Master Funds' exclusion of real estate investment trusts (REITs) which outperformed and detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Master Funds and the Index also generally contributed to the Portfolio's relative performance. The Master Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Japanese Small Company Portfolio

   The Japanese Small Company Portfolio is designed to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 1,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 2.00% for the Portfolio and -0.24% for the MSCI Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Master Fund's greater exposure than the Index to micro cap stocks contributed to relative outperformance as micro caps generally outperformed during the period. This was partially offset by the Master Fund's exclusion of real estate investment trusts (REITs), which outperformed and detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index also benefited the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 880 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

For the 12 months ended October 31, 2014, total returns were -3.84% for the Portfolio and -4.93% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Master Fund's exclusion of growth-oriented small cap stocks with low profitability contributed to relative performance as these stocks generally underperformed. This was partially offset by the Master Fund's exclusion of real estate investment trusts (REITs), which outperformed and detracted from the Master Fund's relative performance. In addition, differences in the valuation timing and methodology between the Master Fund and the Index benefited the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

United Kingdom Small Company Portfolio

   The United Kingdom Small Company Portfolio is designed to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 320 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 0.73% for the Portfolio and -0.49% for the MSCI UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Master Fund excludes a number of growth-oriented small cap stocks with low profitability that were held by the Index. These stocks generally underperformed, contributing to the Portfolio's relative outperformance.

Continental Small Company Portfolio

   The Continental Small Company Portfolio is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 1,180 securities in 14 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were -2.68% for the Portfolio and -3.31% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. For the period, the Portfolio's relative outperformance was primarily attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA International Real Estate Securities Portfolio

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets. As of October 31, 2014, the Portfolio held approximately 240 securities in 20 approved developed and emerging market countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2014, total returns were 8.21% for the Portfolio and 6.81% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by broad trends in international real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index contributed to the Portfolio's relative outperformance. The Portfolio excludes certain securities from eligibility that the Index holds, such as initial public offerings and companies with a limited operating history. These securities generally underperformed and the exclusion of these securities by the Portfolio had a beneficial impact on the relative performance in the Portfolio.

DFA Global Real Estate Securities Portfolio

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets. As of October 31, 2014, the Portfolio invested in the DFA International Real Estate Securities Portfolio and the DFA Real Estate Securities Portfolio (the "Underlying Funds"). As of that date, the Underlying Funds held approximately 370 securities in

21 approved developed and emerging markets countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 14.98% for the Portfolio and 13.30% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by broad trends in global real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index were a primary driver of the Portfolio's relative outperformance. The Portfolio excludes certain securities from eligibility that the Index holds, such as initial public offerings and companies with a limited operating history. These securities generally underperformed and the exclusion of these securities by the Portfolio had a beneficial impact on the relative performance in the Portfolio.

DFA International Small Cap Value Portfolio

   The DFA International Small Cap Value Portfolio is designed to capture the returns of international small company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,160 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 0.13% for the Portfolio and -2.14% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio held a number of companies within the United Kingdom that were not in the Index due to differences in construction methodology. These companies outperformed, contributing to the Portfolio's relative outperformance. Within the small cap universe, the Portfolio's greater exposure to stocks with smaller capitalization within small cap universe also contributed to the Portfolio's relative outperformance as these stocks generally outperformed during the period. Differences in the valuation timing and methodology between the Portfolio and the Index also generally contributed to the Portfolio's relative outperformance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Vector Equity Portfolio

   The International Vector Equity Portfolio is designed to capture the returns of a broadly diversified basket of international stocks with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 4,300 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -1.05% for the Portfolio and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, other than growth-oriented mega cap securities, while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally underperformed international large cap and mid-cap stocks during the period, and the Portfolio's exposure to small cap stocks contributed to underperformance relative to the Index. The Portfolio's greater exposure than the Index to value stocks, particularly those in Canada, also detracted from relative performance as value stocks generally underperformed during the period.

World ex U.S. Value Portfolio

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in international developed and emerging markets by purchasing shares of three funds managed by Dimensional:
The DFA International Value Series, The DFA International Small Cap Value Portfolio, and The

Dimensional Emerging Markets Value Fund (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Underlying Funds collectively held approximately 4,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -0.81% for the Portfolio and 0.06% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. Underlying Funds, had greater exposure than the Index to value stocks. Value stocks, as measured by book-to-market ratios, generally underperformed during the period, which detracted from the Portfolio's relative performance. The Underlying Funds invest in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Small cap stocks generally underperformed large and mid-caps during the period, and the Portfolio's greater exposure to small caps detracted from the Portfolio's relative performance. The Underlying Funds' exclusion of real estate investment trusts (REITs) also detracted from the Portfolio's relative performance as REITs outperformed during the period.

World ex U.S. Targeted Value Portfolio

   The World ex U.S. Targeted Value Portfolio is designed to capture the returns of small and mid-cap value stocks in international developed and emerging markets. The Portfolio may pursue its objective by holding direct securities, by purchasing shares of funds managed by Dimensional: The DFA International Small Cap Value Portfolio, the International Vector Equity Portfolio, the Dimensional Emerging Markets Value Fund, and the Emerging Markets Small Cap Series (the "Underlying Funds"), or by a combination of securities and Underlying Funds. For the 12 months ended October 31, 2014, the Portfolio only held Underlying Funds. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Underlying Funds collectively held approximately 8,300 securities. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 0.06% for the Portfolio and -0.97% for the MSCI All Country World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds' greater exposure than the Index to mid-cap stocks and value stocks, particularly in the United Kingdom, contributed to the Portfolio's relative outperformance. Due to differences in methodology, the two emerging markets Underlying Funds had a greater exposure than the Index to India, the highest-performing eligible market during the period, which contributed to relative performance.

World ex U.S. Core Equity Portfolio

   The World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified basket of international stocks in developed and emerging markets, with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The Portfolio may pursue its objective by holding direct securities, by purchasing shares of funds managed by Dimensional: The International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (the "Underlying Funds"), or a combination of securities and Underlying Funds. For the 12 months ended October 31, 2014, the Portfolio only held Underlying Funds. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Underlying Funds collectively held approximately 8,800 securities in 43 eligible developed and emerging markets. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -0.04% for the Portfolio and 0.06% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds invest across all size categories while the Index primarily holds large and mid-cap stocks. Small cap stocks generally underperformed during the period, and the Underlying Funds' exposure to small cap stocks, particularly in Canada, contributed to the Portfolio's relative underperformance. The Underlying Funds' greater exposure than the Index to value stocks, as measured by book-to-market ratios also detracted from the Portfolio's relative performance as value stocks underperformed during the period.

World Core Equity Portfolio

The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional Fund Advisors LP ("Dimensional" or the "Advisor"). As of October 31, 2014, the Portfolio's investments include the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Underlying Funds collectively held approximately 11,700 equity securities in 44 countries.

For the 12 months ended October 31, 2014, total returns were 8.36% for the Portfolio and 7.77% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks. The Underlying Funds had greater exposure than the Index to U.S. stocks, which was the primary contributor to relative outperformance as the U.S. was among the best-performing world markets during the period. The Underlying Funds had less exposure than the Index to emerging markets, which benefited relative performance as emerging markets generally underperformed during the period.

Selectively Hedged Global Equity Portfolio

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of October 31, 2014, the mutual funds invested in by the Portfolio include the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Underlying Funds collectively held approximately 11,700 equity securities in 44 countries.

   For the 12 months ended October 31, 2014, total returns were 7.83% for the Portfolio and 7.77% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Portfolio's currency hedging in Japanese yen, euro, Swiss franc, and Danish krone benefited the Portfolio's performance relative to the Index. This was somewhat offset by the Portfolio's greater exposure than the Index to small cap stocks and emerging markets, which underperformed during the period and detracted from the Portfolio's relative performance.

Emerging Markets Portfolio

   The Emerging Markets Portfolio is designed to capture the returns of large cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 1,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 1.33% for the Portfolio and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio's relative performance benefited from the Master Fund's lower weight than the Index in Russia, among the lowest performing emerging markets during the period, and higher weight in India and Taiwan, among the best performing emerging markets during the period. The Master Fund excludes certain countries from eligibility that the Index holds, such as the UAE and Qatar. Both of these countries underperformed, and their exclusion contributed to the Portfolio's relative outperformance.

Emerging Markets Small Cap Portfolio

   The Emerging Markets Small Cap Portfolio is designed to capture the returns of small company stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 3,200 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 5.12% for the Portfolio and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was principally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on small cap stocks while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks outperformed emerging markets large caps over the period, and the Master Fund's greater exposure to small cap stocks, particularly those in India, contributed to relative outperformance. During the year ended October 31, 2014, the Master Fund did not invest in certain countries that the Index holds, such as the UAE, Qatar, and Russia. Russia underperformed significantly and, as it was excluded from the Master Fund, contributed to the Portfolio's relative performance.

Emerging Markets Value Portfolio

   The Emerging Markets Value Portfolio is designed to capture the returns of value stocks of large and small companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were -1.75% for the Portfolio's Class R2 shares, -1.51% for the Portfolio's Institutional Class shares, and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund invests primarily in value stocks, as measured by book-to-market ratios, while the Index is neutral with regard to value stocks. Emerging markets value stocks generally underperformed during the period, which was the primary driver of the Portfolio's relative underperformance.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio is designed to capture the returns of a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics, as measured by book-to-market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 4,000 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 1.89% for the Portfolio and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks during the period. The Portfolio's greater exposure to small cap stocks, particularly those in India, contributed to the Portfolio's relative outperformance. The Portfolio's smaller allocation than the Index to Russia, among the lowest performing emerging markets during the period, also contributed to the Portfolio's relative outperformance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2014
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/14  10/31/14    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,081.40    0.23%    $1.21
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.05    0.23%    $1.17

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/14  10/31/14    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Equity Portfolio
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,070.80    0.19%    $0.99
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.25    0.19%    $0.97

   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,056.10    0.27%    $1.40
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.84    0.27%    $1.38

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,018.80    0.47%    $2.39
    Class R2 Shares................. $1,000.00 $1,018.20    0.62%    $3.15
    Institutional Class Shares...... $1,000.00 $1,018.90    0.37%    $1.88
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.84    0.47%    $2.40
    Class R2 Shares................. $1,000.00 $1,022.08    0.62%    $3.16
    Institutional Class Shares...... $1,000.00 $1,023.34    0.37%    $1.89

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,021.90    0.52%    $2.65
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.58    0.52%    $2.65

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,062.50    0.19%    $0.99
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.25    0.19%    $0.97

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,054.20    0.22%    $1.14
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.10    0.22%    $1.12

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,042.80    0.32%    $1.65
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.59    0.32%    $1.63

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          05/01/14  10/31/14    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Small Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,039.60    0.37%    $1.90
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.34    0.37%    $1.89

U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,032.70    0.52%    $2.66
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.58    0.52%    $2.65

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,104.30    0.18%    $0.95
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,024.30    0.18%    $0.92

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  957.20    0.28%    $1.38
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.79    0.28%    $1.43

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  938.50    0.38%    $1.86
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.29    0.38%    $1.94

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  919.10    0.53%    $2.56
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.53    0.53%    $2.70

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,047.00    0.54%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.48    0.54%    $2.75

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  961.70    0.55%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.43    0.55%    $2.80

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    05/01/14  10/31/14    Ratio*   Period*
                                                    --------- --------- ---------- --------
United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  921.90    0.58%    $2.81
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.28    0.58%    $2.96

Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  848.90    0.55%    $2.56
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.43    0.55%    $2.80

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,036.80    0.38%    $1.95
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.29    0.38%    $1.94

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,077.00    0.32%    $1.68
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.59    0.32%    $1.63

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  915.80    0.68%    $3.28
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.78    0.68%    $3.47

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  927.80    0.49%    $2.38
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.74    0.49%    $2.50

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  955.20    0.54%    $2.66
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.48    0.54%    $2.75

World ex U.S. Targeted Value Portfolio***
-----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  947.30    0.68%    $3.34
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.78    0.68%    $3.47

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/14  10/31/14    Ratio*   Period*
                                               --------- --------- ---------- --------
World ex U.S. Core Equity Portfolio***
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  959.30    0.47%    $2.32
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.84    0.47%    $2.40

World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,010.60    0.35%    $1.77
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.44    0.35%    $1.79

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,021.60    0.40%    $2.04
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.19    0.40%    $2.04

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,036.80    0.56%    $2.87
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.38    0.56%    $2.85

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,031.70    0.72%    $3.69
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.58    0.72%    $3.67

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,018.90    0.80%    $4.07
 Institutional Class Shares................... $1,000.00 $1,019.70    0.55%    $2.80
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,021.17    0.80%    $4.08
 Institutional Class Shares................... $1,000.00 $1,022.43    0.55%    $2.80

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/14  10/31/14    Ratio*   Period*
                                        --------- --------- ---------- --------
Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares............ $1,000.00 $1,031.50    0.61%    $3.12
Hypothetical 5% Annual Return
 Institutional Class Shares............ $1,000.00 $1,022.13    0.61%    $3.11

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

              International Small Company Portfolio....... 100.0%
              DFA Global Real Estate Securities Portfolio. 100.0%
              World ex U.S. Value Portfolio............... 100.0%
              World ex U.S. Targeted Value Portfolio...... 100.0%
              World ex U.S. Core Equity Portfolio......... 100.0%
              World Core Equity Portfolio................. 100.0%
              Selectively Hedged Global Equity Portfolio.. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S Large Company Portfolio
              Corporate....................................  20.8%
              Government...................................  40.8%
              Foreign Corporate............................  15.7%
              Foreign Government...........................  16.0%
              Supranational................................   6.7%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  13.6%
              Consumer Staples.............................   8.5%
              Energy.......................................  10.5%
              Financials...................................  13.4%
              Health Care..................................  12.9%
              Industrials..................................  12.8%
              Information Technology.......................  18.3%
              Materials....................................   4.5%
              Other........................................    --
              Telecommunication Services...................   3.0%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   2.8%
              Energy.......................................   8.7%
              Financials...................................  25.4%
              Health Care..................................   6.6%
              Industrials..................................  18.0%
              Information Technology.......................  14.2%
              Materials....................................   7.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.4%
              Utilities....................................   0.7%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  14.8%
              Consumer Staples.............................   3.1%
              Energy.......................................   9.8%
              Financials...................................  26.2%
              Health Care..................................   5.9%
              Industrials..................................  18.4%
              Information Technology.......................  14.8%
              Materials....................................   6.4%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.4%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   7.6%
              Energy.......................................   9.4%
              Financials...................................  14.8%
              Health Care..................................  11.6%
              Industrials..................................  13.4%
              Information Technology.......................  17.8%
              Materials....................................   5.0%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.6%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   6.1%
              Energy.......................................  11.1%
              Financials...................................  17.0%
              Health Care..................................  10.9%
              Industrials..................................  14.4%
              Information Technology.......................  16.1%
              Materials....................................   5.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.8%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.0%
              Consumer Staples.............................   4.4%
              Energy.......................................  11.1%
              Financials...................................  23.5%
              Health Care..................................   8.2%
              Industrials..................................  14.8%
              Information Technology.......................  13.9%
              Materials....................................   6.1%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.7%
              Utilities....................................   1.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  17.1%
              Consumer Staples.............................   3.9%
              Energy.......................................   4.9%
              Financials...................................  17.5%
              Health Care..................................   9.9%
              Industrials..................................  17.7%
              Information Technology.......................  18.8%
              Materials....................................   5.7%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.7%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  18.6%
              Consumer Staples.............................   4.0%
              Energy.......................................   4.4%
              Financials...................................  17.6%
              Health Care..................................  10.1%
              Industrials..................................  18.8%
              Information Technology.......................  17.9%
              Materials....................................   5.5%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.3%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                     DFA Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  12.0%
              Consumer Staples.............................  10.2%
              Energy.......................................   8.4%
              Financials...................................  24.2%
              Health Care..................................   9.9%
              Industrials..................................  12.9%
              Information Technology.......................   4.4%
              Materials....................................   9.3%
              Other........................................    --
              Telecommunication Services...................   4.8%
              Utilities....................................   3.9%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   7.8%
              Energy.......................................   8.9%
              Financials...................................  21.6%
              Health Care..................................   6.3%
              Industrials..................................  16.6%
              Information Technology.......................   5.7%
              Materials....................................  11.2%
              Other........................................    --
              Telecommunication Services...................   3.7%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Consumer Staples.............................    --
              Financials...................................   0.3%
              Real Estate Investment Trusts................  99.7%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  21.4%
              Consumer Staples.............................   3.8%
              Energy.......................................   4.2%
              Financials...................................  21.2%
              Health Care..................................   1.7%
              Industrials..................................  25.7%
              Information Technology.......................   5.6%
              Materials....................................  15.7%
              Other........................................    --
              Telecommunication Services...................   0.2%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  15.0%
              Consumer Staples.............................   6.4%
              Energy.......................................   8.1%
              Financials...................................  23.4%
              Health Care..................................   5.2%
              Industrials..................................  18.0%
              Information Technology.......................   6.4%
              Materials....................................  12.3%
              Other........................................    --
              Telecommunication Services...................   2.7%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.4%
              Consumer Staples.............................   7.7%
              Energy.......................................   7.3%
              Financials...................................  24.5%
              Health Care..................................   2.9%
              Industrials..................................  10.7%
              Information Technology.......................  16.1%
              Materials....................................  10.5%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   5.1%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                    Face
                                                   Amount^     Value+
                                                   -------     ------
                                                    (000)
BONDS -- (54.2%)
AUSTRALIA -- (1.3%)
Commonwealth Bank of Australia
    3.875%, 12/14/15............................. GBP 1,015 $  1,675,810
Rio Tinto Finance USA, Ltd.
    2.250%, 09/20/16.............................     1,000    1,022,383
                                                            ------------
TOTAL AUSTRALIA..................................              2,698,193
                                                            ------------

CANADA -- (10.8%)
Export Development Canada
    1.250%, 10/26/16.............................     3,135    3,170,914
Ontario, Province of Canada
    1.000%, 07/22/16.............................     4,000    4,018,316
    1.600%, 09/21/16.............................     2,000    2,032,196
Royal Bank of Canada
    3.360%, 01/11/16............................. CAD 5,000    4,528,504
    1.450%, 09/09/16.............................     1,000    1,009,830
Toronto-Dominion Bank (The)
    2.375%, 10/19/16.............................     5,900    6,084,806
TransAlta Corp.
    4.750%, 01/15/15.............................       925      932,264
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................     1,500    1,524,264
                                                            ------------
TOTAL CANADA.....................................             23,301,094
                                                            ------------

FINLAND -- (1.4%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................     3,000    3,085,152
                                                            ------------

FRANCE -- (2.1%)
Reseau Ferre de France
    2.375%, 12/23/15............................. GBP 2,784    4,535,156
                                                            ------------

GERMANY -- (2.3%)
KFW
    1.750%, 01/22/16............................. GBP 3,000    4,859,666
                                                            ------------

JAPAN -- (0.3%)
Nomura Holdings, Inc.
#   2.000%, 09/13/16.............................       540      546,794
                                                            ------------

NETHERLANDS -- (5.4%)
Bank Nederlandse Gemeenten NV
    1.125%, 09/12/16.............................     5,000    5,042,350
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    2.125%, 10/13/15.............................     5,469    5,556,952
Deutsche Telekom International Finance BV
    5.750%, 03/23/16.............................       880      937,510
                                                            ------------
TOTAL NETHERLANDS................................             11,536,812
                                                            ------------

                                                    Face
                                                   Amount^      Value+
                                                   -------      ------
                                                    (000)

NORWAY -- (2.3%)
Kommunalbanken A.S.
    0.875%, 10/03/16............................. $    5,000 $  5,020,770
                                                             ------------

SPAIN -- (0.3%)
Telefonica Emisiones SAU
    6.421%, 06/20/16.............................        584      633,693
                                                             ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.6%)
Council Of Europe Development Bank
    1.250%, 09/22/16.............................      5,000    5,058,340
European Bank for Reconstruction & Development
    1.375%, 10/20/16.............................      4,000    4,060,444
European Investment Bank
    1.250%, 10/14/16.............................      5,000    5,060,200
                                                             ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              14,178,984
                                                             ------------

SWEDEN -- (2.7%)
Nordea Bank AB
    3.875%, 12/15/15.............................  GBP 2,000    3,302,671
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................      2,391    2,483,446
                                                             ------------
TOTAL SWEDEN.....................................               5,786,117
                                                             ------------

UNITED KINGDOM -- (2.3%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................      1,000    1,073,523
Ensco P.L.C.
    3.250%, 03/15/16.............................      1,155    1,187,634
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16.............................      2,000    2,023,264
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................        700      709,989
                                                             ------------
TOTAL UNITED KINGDOM.............................               4,994,410
                                                             ------------

UNITED STATES -- (16.4%)
Amgen, Inc.
    4.850%, 11/18/14.............................      1,600    1,602,565
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................      1,000    1,086,737
AT&T, Inc.
#   2.950%, 05/15/16.............................      1,489    1,535,874
Bank of America Corp.
    3.625%, 03/17/16.............................      1,000    1,035,379

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Baxter International, Inc.
    5.900%, 09/01/16............................. $ 1,000 $ 1,088,986
Boston Scientific Corp.
    6.400%, 06/15/16.............................   1,000   1,083,028
Citigroup, Inc.
    1.300%, 04/01/16.............................   1,000   1,004,578
CNA Financial Corp.
    5.850%, 12/15/14.............................   1,000   1,005,676
Comerica, Inc.
    3.000%, 09/16/15.............................   1,000   1,020,384
Constellation Energy Group, Inc.
    4.550%, 06/15/15.............................   1,000   1,022,547
Daimler Finance North America LLC
    1.450%, 08/01/16.............................   1,000   1,006,505
EOG Resources, Inc.
    2.500%, 02/01/16.............................   1,000   1,021,145
Express Scripts Holding Co.
    2.100%, 02/12/15.............................   1,000   1,004,031
Ford Motor Credit Co. LLC
    3.984%, 06/15/16.............................   1,000   1,044,426
Freeport-McMoRan, Inc.
    1.400%, 02/13/15.............................     500     500,796
Goldman Sachs Group, Inc. (The)
#   5.125%, 01/15/15.............................     894     901,501
Hewlett-Packard Co.
    3.000%, 09/15/16.............................   1,000   1,032,813
HSBC USA, Inc.
    2.375%, 02/13/15.............................   1,000   1,005,554
International Paper Co.
    5.300%, 04/01/15.............................     517     526,569
Johnson Controls, Inc.
    5.500%, 01/15/16.............................   1,000   1,056,351
JPMorgan Chase & Co.
    1.125%, 02/26/16.............................   1,500   1,503,768
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................     800     829,645
MetLife, Inc.
#   6.750%, 06/01/16.............................   1,000   1,091,509
Mondelez International, Inc.
    4.125%, 02/09/16.............................     689     716,961
Morgan Stanley
    4.200%, 11/20/14.............................   1,500   1,502,515
National City Corp.
    4.900%, 01/15/15.............................   1,500   1,512,616
NextEra Energy Capital Holdings, Inc.
    1.200%, 06/01/15.............................   1,000   1,004,222
Prudential Financial, Inc.
    3.000%, 05/12/16.............................     710     732,328
Quest Diagnostics, Inc.
    3.200%, 04/01/16.............................     500     514,806
Stryker Corp.
    2.000%, 09/30/16.............................   1,000   1,021,826
Waste Management, Inc.
    2.600%, 09/01/16.............................     605     623,142

                                                     Face
                                                    Amount^     Value+
                                                    -------     ------
                                                     (000)
UNITED STATES -- (Continued)
Wells Fargo & Co.
      3.676%, 06/15/16............................. $  1,500 $  1,567,908
Williams Partners L.P.
      3.800%, 02/15/15.............................    1,000    1,008,246
Xerox Corp.
      4.250%, 02/15/15.............................    1,000    1,010,372
                                                             ------------
TOTAL UNITED STATES................................            35,225,309
                                                             ------------
TOTAL BONDS........................................           116,402,150
                                                             ------------

AGENCY OBLIGATIONS -- (2.4%)
Federal Home Loan Bank
      0.625%, 10/14/16.............................    2,000    2,001,630
Federal National Mortgage Association
      5.250%, 09/15/16.............................    3,000    3,260,085
                                                             ------------
TOTAL AGENCY OBLIGATIONS...........................             5,261,715
                                                             ------------

U.S. TREASURY OBLIGATIONS -- (38.0%)
U.S. Treasury Notes
      0.625%, 08/15/16.............................   27,700   27,795,232
^^    1.000%, 08/31/16.............................   13,500   13,633,947
      1.000%, 09/30/16.............................   17,000   17,163,353
      0.625%, 10/15/16.............................   23,000   23,057,500
                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS....................            81,650,032
                                                             ------------

                                                    Shares
                                                    ------        -

EXCHANGE-TRADED FUNDS -- (4.1%)
UNITED STATES -- (4.1%)
      SPDR S&P 500 ETF Trust.......................   44,100    8,893,206
                                                             ------------

SECURITIES LENDING COLLATERAL -- (1.3%)
(S)@  DFA Short Term Investment Fund...............  238,351    2,757,720
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $210,691,819)..............................           $214,964,823
                                                             ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            Investments in Securities (Market Value)
                                          ---------------------------------------------
                                            Level 1     Level 2    Level 3    Total
                                          ----------- ------------ ------- ------------
Bonds
  Australia..............................          -- $  2,698,193   --    $  2,698,193
  Canada.................................          --   23,301,094   --      23,301,094
  Finland................................          --    3,085,152   --       3,085,152
  France.................................          --    4,535,156   --       4,535,156
  Germany................................          --    4,859,666   --       4,859,666
  Japan..................................          --      546,794   --         546,794
  Netherlands............................          --   11,536,812   --      11,536,812
  Norway.................................          --    5,020,770   --       5,020,770
  Spain..................................          --      633,693   --         633,693
  Supranational Organization Obligations.          --   14,178,984   --      14,178,984
  Sweden.................................          --    5,786,117   --       5,786,117
  United Kingdom.........................          --    4,994,410   --       4,994,410
  United States..........................          --   35,225,309   --      35,225,309
Agency Obligations.......................          --    5,261,715   --       5,261,715
U.S. Treasury Obligations................          --   81,650,032   --      81,650,032
Exchange-Traded Funds.................... $ 8,893,206           --   --       8,893,206
Securities Lending Collateral............          --    2,757,720   --       2,757,720
Futures Contracts**......................   7,062,050           --   --       7,062,050
Forward Currency Contracts**.............          --      205,165   --         205,165
                                          ----------- ------------   --    ------------
TOTAL.................................... $15,955,256 $206,276,782   --    $222,232,038
                                          =========== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                        Percentage
                                         Shares         Value+        of Net Assets**
                                         ------         ------        ---------------
COMMON STOCKS -- (96.1%)
Consumer Discretionary -- (13.1%)
*   Amazon.com, Inc...................      4,446    $   1,358,075               0.5%
    Comcast Corp. Class A.............     36,774        2,035,441               0.7%
    Home Depot, Inc. (The)............     17,150        1,672,468               0.6%
    McDonald's Corp...................     11,845        1,110,232               0.4%
    Walt Disney Co. (The).............     18,805        1,718,401               0.6%
    Other Securities..................                  27,867,546              10.2%
                                                     -------------             ------
Total Consumer Discretionary..........                  35,762,163              13.0%
                                                     -------------             ------
Consumer Staples -- (8.2%)
    Altria Group, Inc.................     24,603        1,189,309               0.4%
    Coca-Cola Co. (The)...............     42,618        1,784,842               0.6%
    CVS Health Corp...................     13,994        1,200,825               0.4%
    PepsiCo, Inc......................     19,005        1,827,711               0.7%
    Philip Morris International, Inc..     14,261        1,269,372               0.5%
    Procter & Gamble Co. (The)........     27,067        2,362,137               0.9%
    Wal-Mart Stores, Inc..............     22,938        1,749,481               0.6%
    Other Securities..................                  10,931,996               4.0%
                                                     -------------             ------
Total Consumer Staples................                  22,315,673               8.1%
                                                     -------------             ------
Energy -- (10.1%)
    Chevron Corp......................     23,416        2,808,749               1.0%
    ConocoPhillips....................     18,400        1,327,560               0.5%
    Exxon Mobil Corp..................     62,574        6,051,532               2.2%
    Occidental Petroleum Corp.........     11,668        1,037,635               0.4%
    Schlumberger, Ltd.................     14,816        1,461,747               0.5%
    Other Securities..................                  14,788,147               5.4%
                                                     -------------             ------
Total Energy..........................                  27,475,370              10.0%
                                                     -------------             ------
Financials -- (12.8%)
    American Express Co...............     11,888        1,069,326               0.4%
    Bank of America Corp..............     86,309        1,481,062               0.5%
*   Berkshire Hathaway, Inc. Class B..     17,818        2,497,371               0.9%
    Citigroup, Inc....................     29,395        1,573,514               0.6%
    JPMorgan Chase & Co...............     33,159        2,005,456               0.7%
    Wells Fargo & Co..................     61,070        3,242,206               1.2%
    Other Securities..................                  23,217,243               8.5%
                                                     -------------             ------
Total Financials......................                  35,086,178              12.8%
                                                     -------------             ------
Health Care -- (12.4%)
    AbbVie, Inc.......................     20,088        1,274,785               0.5%
    Amgen, Inc........................      7,761        1,258,679               0.5%
*   Celgene Corp......................      9,989        1,069,722               0.4%
*   Gilead Sciences, Inc..............     19,245        2,155,440               0.8%
    Johnson & Johnson.................     33,864        3,649,862               1.3%
    Merck & Co., Inc..................     33,588        1,946,089               0.7%
    Pfizer, Inc.......................     76,538        2,292,313               0.8%
    UnitedHealth Group, Inc...........     14,297        1,358,358               0.5%
    Other Securities..................                  18,776,664               6.8%
                                                     -------------             ------
Total Health Care.....................                  33,781,912              12.3%
                                                     -------------             ------
Industrials -- (12.3%)
    3M Co.............................      7,847        1,206,633               0.4%
    Boeing Co. (The)..................      8,269        1,032,881               0.4%
    General Electric Co...............     89,353        2,306,201               0.8%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                          Percentage
                                                            Shares         Value+       of Net Assets**
                                                            ------         ------       ---------------
Industrials -- (Continued)
      Union Pacific Corp.................................     14,231    $   1,657,200              0.6%
      United Technologies Corp...........................      9,890        1,058,230              0.4%
      Other Securities...................................                  26,347,846              9.6%
                                                                        -------------            ------
Total Industrials........................................                  33,608,991             12.2%
                                                                        -------------            ------
Information Technology -- (17.6%)
      Apple, Inc.........................................     70,637        7,628,796              2.8%
      Cisco Systems, Inc.................................     59,304        1,451,169              0.5%
*     Facebook, Inc. Class A.............................     19,266        1,444,757              0.5%
*     Google, Inc. Class A...............................      2,280        1,294,744              0.5%
      Hewlett-Packard Co.................................     34,381        1,233,590              0.5%
      Intel Corp.........................................     84,793        2,883,810              1.1%
      International Business Machines Corp...............     11,603        1,907,533              0.7%
      MasterCard, Inc. Class A...........................     12,582        1,053,742              0.4%
      Microsoft Corp.....................................     90,359        4,242,355              1.6%
      Oracle Corp........................................     48,032        1,875,650              0.7%
      QUALCOMM, Inc......................................     16,646        1,306,877              0.5%
      Visa, Inc. Class A.................................      4,507        1,088,125              0.4%
      Other Securities...................................                  20,674,968              7.3%
                                                                        -------------            ------
Total Information Technology.............................                  48,086,116             17.5%
                                                                        -------------            ------
Materials -- (4.3%)
      Other Securities...................................                  11,708,514              4.2%
                                                                        -------------            ------
Telecommunication Services -- (2.9%)
      AT&T, Inc..........................................     98,170        3,420,243              1.2%
      Verizon Communications, Inc........................     62,067        3,118,867              1.1%
      Other Securities...................................                   1,379,894              0.6%
                                                                        -------------            ------
Total Telecommunication Services.........................                   7,919,004              2.9%
                                                                        -------------            ------
Utilities -- (2.4%)
      Other Securities...................................                   6,503,570              2.4%
                                                                        -------------            ------
TOTAL COMMON STOCKS......................................                 262,247,491             95.4%
                                                                        -------------            ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                         165              0.0%
                                                                        -------------            ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.077%.  1,461,806        1,461,806              0.5%
                                                                        -------------            ------
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund.....................    803,831        9,300,329              3.4%
                                                                        -------------            ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $237,614,016)..................................                 $ 273,009,791             99.3%
                                                                        =============            ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 --------------------------------------------
                                   Level 1     Level 2   Level 3    Total
                                 ------------ ---------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 35,762,163         --   --    $ 35,762,163
    Consumer Staples............   22,315,673         --   --      22,315,673
    Energy......................   27,475,370         --   --      27,475,370
    Financials..................   35,086,178         --   --      35,086,178
    Health Care.................   33,781,912         --   --      33,781,912
    Industrials.................   33,608,991         --   --      33,608,991
    Information Technology......   48,086,116         --   --      48,086,116
    Materials...................   11,708,514         --   --      11,708,514
    Telecommunication Services..    7,919,004         --   --       7,919,004
    Utilities...................    6,503,570         --   --       6,503,570
  Rights/Warrants...............           -- $      165   --             165
  Temporary Cash Investments....    1,461,806         --   --       1,461,806
  Securities Lending Collateral.           --  9,300,329   --       9,300,329
                                 ------------ ----------   --    ------------
  TOTAL......................... $263,709,297 $9,300,494   --    $273,009,791
                                 ============ ==========   ==    ============


                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $15,138,175,654
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $9,823,414,415)............................. $15,138,175,654
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (84.3%)
Consumer Discretionary -- (12.0%)
#   Dillard's, Inc. Class A................   211,147 $   22,330,907            0.4%
#   GameStop Corp. Class A.................   635,798     27,186,722            0.5%
    Graham Holdings Co. Class B............    31,543     24,717,095            0.4%
    Lear Corp..............................   248,685     23,003,362            0.4%
*   Live Nation Entertainment, Inc.........   924,308     24,032,008            0.4%
    PulteGroup, Inc........................ 1,118,270     21,459,601            0.4%
#   Wendy's Co. (The)...................... 2,361,897     18,942,414            0.3%
    Other Securities.......................              634,414,099           11.4%
                                                      --------------          ------
Total Consumer Discretionary...............              796,086,208           14.2%
                                                      --------------          ------
Consumer Staples -- (2.4%)
    Other Securities.......................              156,066,914            2.8%
                                                      --------------          ------
Energy -- (7.3%)
    Nabors Industries, Ltd................. 1,097,257     19,586,037            0.4%
    Tesoro Corp............................   315,473     22,527,927            0.4%
    Other Securities.......................              444,064,376            7.9%
                                                      --------------          ------
Total Energy...............................              486,178,340            8.7%
                                                      --------------          ------
Financials -- (21.4%)
    Allied World Assurance Co. Holdings AG.   518,010     19,684,380            0.4%
    American Financial Group, Inc..........   465,774     27,867,258            0.5%
    Assurant, Inc..........................   471,974     32,198,066            0.6%
    Axis Capital Holdings, Ltd.............   606,646     29,203,938            0.5%
    CNO Financial Group, Inc............... 1,174,038     21,285,309            0.4%
*   E*TRADE Financial Corp................. 1,292,524     28,823,285            0.5%
*   Genworth Financial, Inc. Class A....... 1,716,485     24,013,625            0.4%
    Legg Mason, Inc........................   731,595     38,042,940            0.7%
#   NASDAQ OMX Group, Inc. (The)...........   858,799     37,151,645            0.7%
#   New York Community Bancorp, Inc........ 1,321,540     21,078,563            0.4%
    PartnerRe, Ltd.........................   321,083     37,146,092            0.7%
#   People's United Financial, Inc......... 1,543,963     22,572,739            0.4%
    Protective Life Corp...................   427,997     29,822,831            0.5%
    Reinsurance Group of America, Inc......   325,844     27,452,357            0.5%
    Zions Bancorporation...................   948,371     27,474,308            0.5%
    Other Securities.......................              990,191,759           17.6%
                                                      --------------          ------
Total Financials...........................            1,414,009,095           25.3%
                                                      --------------          ------
Health Care -- (5.6%)
*   Community Health Systems, Inc..........   490,559     26,966,028            0.5%
    Omnicare, Inc..........................   597,354     39,777,803            0.7%
    Other Securities.......................              302,719,333            5.4%
                                                      --------------          ------
Total Health Care..........................              369,463,164            6.6%
                                                      --------------          ------
Industrials -- (15.1%)
#   ADT Corp. (The)........................   528,226     18,931,620            0.3%
    Alaska Air Group, Inc..................   430,272     22,903,379            0.4%
    AMERCO.................................    84,246     22,840,776            0.4%
*   Avis Budget Group, Inc.................   665,365     37,094,099            0.7%
    Owens Corning..........................   624,093     20,008,422            0.4%
*   Quanta Services, Inc...................   631,307     21,514,943            0.4%
    Ryder System, Inc......................   309,611     27,391,285            0.5%
#   Trinity Industries, Inc................   970,590     34,659,769            0.6%
    Other Securities.......................              796,454,228           14.2%
                                                      --------------          ------
Total Industrials..........................            1,001,798,521           17.9%
                                                      --------------          ------

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Information Technology -- (12.0%)
*     AOL, Inc...........................................    435,272 $   18,947,390            0.4%
*     Arrow Electronics, Inc.............................    510,838     29,046,249            0.5%
      Avnet, Inc.........................................    659,675     28,530,944            0.5%
      Brocade Communications Systems, Inc................  1,765,119     18,939,727            0.4%
#*    First Solar, Inc...................................    629,345     37,068,421            0.7%
*     Ingram Micro, Inc. Class A.........................    789,039     21,177,807            0.4%
      Marvell Technology Group, Ltd......................  1,483,327     19,935,915            0.4%
#*    TriQuint Semiconductor, Inc........................    976,471     21,121,068            0.4%
      Other Securities...................................               596,069,380           10.5%
                                                                     --------------          ------
Total Information Technology.............................               790,836,901           14.2%
                                                                     --------------          ------
Materials -- (6.7%)
      MeadWestvaco Corp..................................    537,108     23,724,060            0.4%
      Reliance Steel & Aluminum Co.......................    417,707     28,186,868            0.5%
      Rock-Tenn Co. Class A..............................    434,562     22,227,846            0.4%
      Steel Dynamics, Inc................................    945,483     21,755,564            0.4%
#     United States Steel Corp...........................    669,436     26,804,218            0.5%
      Other Securities...................................               319,063,796            5.7%
                                                                     --------------          ------
Total Materials..........................................               441,762,352            7.9%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 2,114,063            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.2%)
#     Frontier Communications Corp.......................  3,065,958     20,051,365            0.4%
      Windstream Holdings, Inc...........................  1,773,692     18,588,292            0.3%
      Other Securities...................................                40,119,949            0.7%
                                                                     --------------          ------
Total Telecommunication Services.........................                78,759,606            1.4%
                                                                     --------------          ------
Utilities -- (0.6%)
      UGI Corp...........................................    674,196     25,410,447            0.5%
      Other Securities...................................                11,648,079            0.2%
                                                                     --------------          ------
Total Utilities..........................................                37,058,526            0.7%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,574,133,690           99.7%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   684,400            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.077%. 14,280,341     14,280,341            0.3%
                                                                     --------------          ------
SECURITIES LENDING COLLATERAL -- (15.5%)
(S)@  DFA Short Term Investment Fund..................... 88,553,047  1,024,558,755           18.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,163,316,060)................................              $6,613,657,186          118.3%
                                                                     ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 ----------------------------------------------------
                                    Level 1        Level 2     Level 3     Total
                                 -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary........ $  796,086,208             --   --    $  796,086,208
  Consumer Staples..............    156,066,914             --   --       156,066,914
  Energy........................    486,178,340             --   --       486,178,340
  Financials....................  1,413,977,485 $       31,610   --     1,414,009,095
  Health Care...................    369,362,357        100,807   --       369,463,164
  Industrials...................  1,001,796,859          1,662   --     1,001,798,521
  Information Technology........    790,836,901             --   --       790,836,901
  Materials.....................    441,762,352             --   --       441,762,352
  Other.........................             --             --   --                --
  Real Estate Investment Trusts.      2,114,063             --   --         2,114,063
  Telecommunication Services....     78,759,606             --   --        78,759,606
  Utilities.....................     37,058,526             --   --        37,058,526
Rights/Warrants.................             --        684,400   --           684,400
Temporary Cash Investments......     14,280,341             --   --        14,280,341
Securities Lending Collateral...             --  1,024,558,755   --     1,024,558,755
                                 -------------- --------------   --    --------------
TOTAL........................... $5,588,279,952 $1,025,377,234   --    $6,613,657,186
                                 ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                    Percentage
                                                    Shares            Value+      of Net Assets**
                                                    ------            ------      ---------------
COMMON STOCKS -- (84.7%)
Consumer Discretionary -- (12.6%)
    DeVry Education Group, Inc..................    1,167,715    $     56,529,083            0.5%
#   Group 1 Automotive, Inc.....................      725,621          61,989,802            0.5%
#*  Iconix Brand Group, Inc.....................    1,920,147          76,825,081            0.7%
*   Live Nation Entertainment, Inc..............    2,423,838          63,019,788            0.6%
    Penske Automotive Group, Inc................    1,250,616          56,577,868            0.5%
#   Rent-A-Center, Inc..........................    1,897,433          58,763,500            0.5%
#*  Skechers U.S.A., Inc. Class A...............    1,138,657          62,341,471            0.6%
    Other Securities............................                    1,263,610,471           10.9%
                                                                 ----------------          ------
Total Consumer Discretionary....................                    1,699,657,064           14.8%
                                                                 ----------------          ------
Consumer Staples -- (2.6%)
#   Fresh Del Monte Produce, Inc................    1,715,825          55,095,141            0.5%
*   Seaboard Corp...............................       18,588          57,118,507            0.5%
    Other Securities............................                      247,049,561            2.1%
                                                                 ----------------          ------
Total Consumer Staples..........................                      359,263,209            3.1%
                                                                 ----------------          ------
Energy -- (8.3%)
#   Bristow Group, Inc..........................    1,356,710         100,260,869            0.9%
    Delek US Holdings, Inc......................    1,710,914          57,982,875            0.5%
#   Exterran Holdings, Inc......................    2,454,125          96,520,736            0.8%
*   Helix Energy Solutions Group, Inc...........    3,813,585         101,593,904            0.9%
    Other Securities............................                      764,433,406            6.6%
                                                                 ----------------          ------
Total Energy....................................                    1,120,791,790            9.7%
                                                                 ----------------          ------
Financials -- (22.2%)
#   American Equity Investment Life Holding Co..    2,251,258          58,104,969            0.5%
#   Argo Group International Holdings, Ltd......    1,019,162          56,869,240            0.5%
    Aspen Insurance Holdings, Ltd...............    1,361,886          59,419,086            0.5%
    CNO Financial Group, Inc....................    8,472,447         153,605,464            1.3%
    Endurance Specialty Holdings, Ltd...........    1,449,804          84,016,142            0.7%
#   First American Financial Corp...............    2,056,410          62,350,351            0.5%
#   Hanover Insurance Group, Inc. (The).........    1,202,555          80,499,032            0.7%
#   Kemper Corp.................................    1,693,849          62,418,336            0.5%
*   MBIA, Inc...................................    6,839,686          66,755,335            0.6%
#   Montpelier Re Holdings, Ltd.................    1,977,273          65,526,827            0.6%
    Platinum Underwriters Holdings, Ltd.........      978,955          61,311,952            0.5%
    StanCorp Financial Group, Inc...............      765,879          53,274,543            0.5%
    Susquehanna Bancshares, Inc.................    6,432,807          63,105,837            0.6%
    Umpqua Holdings Corp........................    4,077,772          71,768,787            0.6%
#   Washington Federal, Inc.....................    2,520,952          55,032,382            0.5%
#   Webster Financial Corp......................    2,558,326          80,177,937            0.7%
#   Wintrust Financial Corp.....................    1,440,940          66,744,341            0.6%
    Other Securities............................                    1,797,834,756           15.6%
                                                                 ----------------          ------
Total Financials................................                    2,998,815,317           26.0%
                                                                 ----------------          ------
Health Care -- (5.0%)
*   LifePoint Hospitals, Inc....................    1,892,213         132,454,910            1.2%
    Other Securities............................                      543,509,310            4.7%
                                                                 ----------------          ------
Total Health Care...............................                      675,964,220            5.9%
                                                                 ----------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                Percentage
                                                             Shares            Value+         of Net Assets**
                                                             ------            ------         ---------------
Industrials -- (15.6%)
      AMERCO.............................................      343,691    $     93,181,504               0.8%
*     Avis Budget Group, Inc.............................    1,480,212          82,521,819               0.7%
#     Covanta Holding Corp...............................    2,570,277          56,726,013               0.5%
#*    Esterline Technologies Corp........................    1,145,345         134,131,353               1.2%
#     GATX Corp..........................................    1,763,892         111,830,753               1.0%
#*    JetBlue Airways Corp...............................   10,893,799         125,714,440               1.1%
      Other Securities...................................                    1,509,828,968              13.1%
                                                                          ----------------             ------
Total Industrials........................................                    2,113,934,850              18.4%
                                                                          ----------------             ------
Information Technology -- (12.6%)
*     Benchmark Electronics, Inc.........................    2,299,623          54,547,058               0.5%
*     CACI International, Inc. Class A...................      845,691          69,591,912               0.6%
#     Convergys Corp.....................................    3,909,664          78,857,923               0.7%
#*    Fairchild Semiconductor International, Inc.........    4,155,476          63,786,557               0.6%
*     International Rectifier Corp.......................    1,786,838          71,062,547               0.6%
*     Sanmina Corp.......................................    2,283,569          57,249,075               0.5%
#     SYNNEX Corp........................................    1,287,443          89,065,307               0.8%
*     Tech Data Corp.....................................    1,092,101          65,220,272               0.6%
*     TriQuint Semiconductor, Inc........................    3,614,088          78,172,723               0.7%
#     Vishay Intertechnology, Inc........................    4,997,422          67,515,171               0.6%
      Other Securities...................................                    1,006,245,740               8.6%
                                                                          ----------------             ------
Total Information Technology.............................                    1,701,314,285              14.8%
                                                                          ----------------             ------
Materials -- (5.4%)
*     Century Aluminum Co................................    2,669,590          78,165,595               0.7%
*     Graphic Packaging Holding Co.......................    5,789,957          70,232,178               0.6%
#*    Louisiana-Pacific Corp.............................    5,449,807          79,567,182               0.7%
      Other Securities...................................                      499,052,510               4.3%
                                                                          ----------------             ------
Total Materials..........................................                      727,017,465               6.3%
                                                                          ----------------             ------
Other -- (0.0%)
      Other Securities...................................                               --               0.0%
                                                                          ----------------             ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                        6,698,817               0.1%
                                                                          ----------------             ------
Telecommunication Services -- (0.3%).....................
      Other Securities...................................                       45,160,722               0.4%
                                                                          ----------------             ------
Utilities -- (0.1%)
      Other Securities...................................                       14,950,957               0.1%
                                                                          ----------------             ------
TOTAL COMMON STOCKS......................................                   11,463,568,696              99.6%
                                                                          ----------------             ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                               --               0.0%
                                                                          ----------------             ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                        2,469,350               0.0%
                                                                          ----------------             ------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.077%.   60,521,987          60,521,987               0.5%
                                                                          ----------------             ------
SECURITIES LENDING COLLATERAL -- (14.9%)
(S)@  DFA Short Term Investment Fund.....................  173,376,578       2,005,967,006              17.4%
                                                                          ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,254,873,984)...............................                   $ 13,532,527,039             117.5%
                                                                          ================             ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,699,657,064             --   --    $ 1,699,657,064
  Consumer Staples..............     359,263,209             --   --        359,263,209
  Energy........................   1,120,791,790             --   --      1,120,791,790
  Financials....................   2,998,605,317 $      210,000   --      2,998,815,317
  Health Care...................     675,878,642         85,578   --        675,964,220
  Industrials...................   2,113,925,345          9,505   --      2,113,934,850
  Information Technology........   1,701,314,285             --   --      1,701,314,285
  Materials.....................     727,017,465             --   --        727,017,465
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       6,698,817             --   --          6,698,817
  Telecommunication Services....      45,160,722             --   --         45,160,722
  Utilities.....................      14,950,957             --   --         14,950,957
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --      2,469,350   --          2,469,350
Temporary Cash Investments......      60,521,987             --   --         60,521,987
Securities Lending Collateral...              --  2,005,967,006   --      2,005,967,006
                                 --------------- --------------   --    ---------------
TOTAL........................... $11,523,785,600 $2,008,741,439   --    $13,532,527,039
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                             Percentage
                                          Shares            Value+         of Net Assets**
                                          ------            ------         ---------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (13.3%)
*   Amazon.com, Inc...................      149,526    $     45,674,212               0.4%
    Comcast Corp. Class A.............      974,084          53,915,549               0.5%
    Home Depot, Inc. (The)............      626,547          61,100,863               0.6%
    McDonald's Corp...................      454,169          42,569,260               0.4%
    Walt Disney Co. (The).............      510,608          46,659,359               0.4%
    Other Securities..................                    1,347,531,566              12.5%
                                                       ----------------             ------
Total Consumer Discretionary..........                    1,597,450,809              14.8%
                                                       ----------------             ------
Consumer Staples -- (6.8%)
    Altria Group, Inc.................      906,345          43,812,717               0.4%
    Coca-Cola Co. (The)...............    1,535,652          64,313,106               0.6%
    CVS Health Corp...................      420,555          36,087,825               0.3%
    PepsiCo, Inc......................      703,432          67,649,055               0.6%
    Philip Morris International, Inc..      477,515          42,503,610               0.4%
    Procter & Gamble Co. (The)........      655,390          57,195,885               0.5%
    Wal-Mart Stores, Inc..............      707,960          53,996,109               0.5%
    Other Securities..................                      453,293,802               4.3%
                                                       ----------------             ------
Total Consumer Staples................                      818,852,109               7.6%
                                                       ----------------             ------
Energy -- (8.4%)
    Chevron Corp......................      731,435          87,735,628               0.8%
    ConocoPhillips....................      562,318          40,571,244               0.4%
    EOG Resources, Inc................      365,806          34,769,860               0.3%
    Exxon Mobil Corp..................    1,900,383         183,786,040               1.7%
    Occidental Petroleum Corp.........      424,457          37,746,961               0.4%
    Schlumberger, Ltd.................      396,427          39,111,488               0.4%
    Other Securities..................                      586,689,198               5.4%
                                                       ----------------             ------
Total Energy..........................                    1,010,410,419               9.4%
                                                       ----------------             ------
Financials -- (13.3%)
    American Express Co...............      440,616          39,633,409               0.4%
    Bank of America Corp..............    3,795,646          65,133,285               0.6%
*   Berkshire Hathaway, Inc. Class B..      582,608          81,658,337               0.8%
    Citigroup, Inc....................    1,092,668          58,490,518               0.6%
    JPMorgan Chase & Co...............    1,455,716          88,041,704               0.8%
    Wells Fargo & Co..................    1,814,636          96,339,025               0.9%
    Other Securities..................                    1,163,708,954              10.7%
                                                       ----------------             ------
Total Financials......................                    1,593,005,232              14.8%
                                                       ----------------             ------
Health Care -- (10.4%)
    AbbVie, Inc.......................      728,519          46,231,816               0.4%
    Amgen, Inc........................      236,350          38,331,243               0.4%
*   Celgene Corp......................      360,073          38,560,218               0.4%
*   Gilead Sciences, Inc..............      697,050          78,069,600               0.7%
    Johnson & Johnson.................      877,748          94,603,679               0.9%
    Merck & Co., Inc..................      855,685          49,578,389               0.5%
    Pfizer, Inc.......................    2,180,998          65,320,890               0.6%
    UnitedHealth Group, Inc...........      363,224          34,509,912               0.3%
    Other Securities..................                      806,029,516               7.4%
                                                       ----------------             ------
Total Health Care.....................                    1,251,235,263              11.6%
                                                       ----------------             ------
Industrials -- (12.0%)
    3M Co.............................      282,916          43,503,993               0.4%
    Boeing Co. (The)..................      316,118          39,486,299               0.4%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                Percentage
                                                             Shares            Value+         of Net Assets**
                                                             ------            ------         ---------------
Industrials -- (Continued)
      General Electric Co................................    2,771,119    $     71,522,581               0.7%
      Union Pacific Corp.................................      440,988          51,353,053               0.5%
      Other Securities...................................                    1,231,261,767              11.3%
                                                                          ----------------             ------
Total Industrials........................................                    1,437,127,693              13.3%
                                                                          ----------------             ------
Information Technology -- (15.9%)
      Apple, Inc.........................................    2,331,646         251,817,768               2.4%
      Cisco Systems, Inc.................................    1,778,262          43,514,071               0.4%
*     Facebook, Inc. Class A.............................      614,053          46,047,834               0.4%
*     Google, Inc. Class A...............................       68,974          39,168,265               0.4%
*     Google, Inc. Class C...............................       68,974          38,561,984               0.4%
      Hewlett-Packard Co.................................    1,245,191          44,677,453               0.4%
      Intel Corp.........................................    2,321,362          78,949,522               0.7%
      International Business Machines Corp...............      434,334          71,404,510               0.7%
      MasterCard, Inc. Class A...........................      457,872          38,346,780               0.4%
      Microsoft Corp.....................................    2,983,192         140,060,864               1.3%
      Oracle Corp........................................    1,380,511          53,908,955               0.5%
      Visa, Inc. Class A.................................      152,055          36,710,639               0.4%
      Other Securities...................................                    1,028,619,370               9.3%
                                                                          ----------------             ------
Total Information Technology.............................                    1,911,788,015              17.7%
                                                                          ----------------             ------
Materials -- (4.5%)
      Other Securities...................................                      532,177,083               4.9%
                                                                          ----------------             ------
Other -- (0.0%)
      Other Securities...................................                               --               0.0%
                                                                          ----------------             ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                          264,041               0.0%
                                                                          ----------------             ------
Telecommunication Services -- (2.4%)
      AT&T, Inc..........................................    3,470,117         120,898,876               1.1%
      Verizon Communications, Inc........................    1,937,013          97,334,903               0.9%
      Other Securities...................................                       66,541,900               0.7%
                                                                          ----------------             ------
Total Telecommunication Services.........................                      284,775,679               2.7%
                                                                          ----------------             ------
Utilities -- (2.6%)
      Other Securities...................................                      309,329,353               2.9%
                                                                          ----------------             ------
TOTAL COMMON STOCKS......................................                   10,746,415,696              99.7%
                                                                          ----------------             ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                               --               0.0%
                                                                          ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                          145,379               0.0%
                                                                          ----------------             ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.077%.   68,557,782          68,557,782               0.6%
                                                                          ----------------             ------
SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@  DFA Short Term Investment Fund.....................  102,239,059       1,182,905,915              11.0%
                                                                          ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $8,664,802,325)..............................                 $ 11,998,024,772             111.3%
                                                                          ================             ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,597,450,809             --   --    $ 1,597,450,809
  Consumer Staples..............     818,852,109             --   --        818,852,109
  Energy........................   1,010,410,419             --   --      1,010,410,419
  Financials....................   1,592,998,317 $        6,915   --      1,593,005,232
  Health Care...................   1,251,174,357         60,906   --      1,251,235,263
  Industrials...................   1,437,127,437            256   --      1,437,127,693
  Information Technology........   1,911,788,015             --   --      1,911,788,015
  Materials.....................     532,177,083             --   --        532,177,083
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.         264,041             --   --            264,041
  Telecommunication Services....     284,775,679             --   --        284,775,679
  Utilities.....................     309,329,353             --   --        309,329,353
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        145,379   --            145,379
Temporary Cash Investments......      68,557,782             --   --         68,557,782
Securities Lending Collateral...              --  1,182,905,915   --      1,182,905,915
                                 --------------- --------------   --    ---------------
TOTAL........................... $10,814,905,401 $1,183,119,371   --    $11,998,024,772
                                 =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                Percentage
                                             Shares            Value+         of Net Assets**
                                             ------            ------         ---------------
COMMON STOCKS -- (88.6%)
Consumer Discretionary -- (12.7%)
    Comcast Corp. Class A................    1,577,147    $     87,295,086               0.7%
    Ford Motor Co........................    2,440,086          34,380,812               0.3%
    Time Warner, Inc.....................      517,992          41,164,824               0.3%
    Walt Disney Co. (The)................      830,524          75,893,283               0.6%
    Other Securities.....................                    1,601,655,653              12.3%
                                                          ----------------             ------
Total Consumer Discretionary.............                    1,840,389,658              14.2%
                                                          ----------------             ------
Consumer Staples -- (5.4%)
    Coca-Cola Co. (The)..................      863,072          36,145,455               0.3%
    CVS Health Corp......................      680,040          58,354,232               0.5%
    Mondelez International, Inc. Class A.      938,871          33,104,591               0.3%
    PepsiCo, Inc.........................      395,385          38,024,175               0.3%
    Procter & Gamble Co. (The)...........      646,219          56,395,532               0.4%
    Wal-Mart Stores, Inc.................      773,229          58,974,176               0.5%
    Other Securities.....................                      503,989,119               3.8%
                                                          ----------------             ------
Total Consumer Staples...................                      784,987,280               6.1%
                                                          ----------------             ------
Energy -- (9.8%)
    Anadarko Petroleum Corp..............      422,817          38,806,144               0.3%
    Chevron Corp.........................    1,126,532         135,127,513               1.1%
    ConocoPhillips.......................      925,168          66,750,871               0.5%
    EOG Resources, Inc...................      548,973          52,179,884               0.4%
    Exxon Mobil Corp.....................    3,041,760         294,168,610               2.3%
    Occidental Petroleum Corp............      592,054          52,651,362               0.4%
    Schlumberger, Ltd....................      403,889          39,847,689               0.3%
    Other Securities.....................                      751,831,712               5.8%
                                                          ----------------             ------
Total Energy.............................                    1,431,363,785              11.1%
                                                          ----------------             ------
Financials -- (15.1%)
    American International Group, Inc....      789,495          42,293,247               0.3%
    Bank of America Corp.................    4,303,562          73,849,124               0.6%
*   Berkshire Hathaway, Inc. Class B.....      311,601          43,673,996               0.3%
    Citigroup, Inc.......................    1,297,954          69,479,478               0.5%
    Goldman Sachs Group, Inc. (The)......      185,924          35,323,701               0.3%
    JPMorgan Chase & Co..................    1,554,077          93,990,577               0.7%
    U.S. Bancorp.........................    1,031,884          43,958,258               0.4%
    Wells Fargo & Co.....................    2,946,809         156,446,090               1.2%
    Other Securities.....................                    1,627,776,216              12.6%
                                                          ----------------             ------
Total Financials.........................                    2,186,790,687              16.9%
                                                          ----------------             ------
Health Care -- (9.7%)
*   Actavis P.L.C........................      166,039          40,304,307               0.3%
    Amgen, Inc...........................      233,507          37,870,165               0.3%
*   Express Scripts Holding Co...........      462,397          35,521,338               0.3%
*   Gilead Sciences, Inc.................      289,862          32,464,544               0.3%
    Johnson & Johnson....................      765,223          82,475,735               0.6%
    Merck & Co., Inc.....................    1,331,605          77,153,194               0.6%
    Pfizer, Inc..........................    3,831,803         114,762,500               0.9%
    UnitedHealth Group, Inc..............      576,403          54,764,049               0.4%
    Other Securities.....................                      927,852,529               7.2%
                                                          ----------------             ------
Total Health Care........................                    1,403,168,361              10.9%
                                                          ----------------             ------
Industrials -- (12.7%)
    FedEx Corp...........................      214,708          35,942,119               0.3%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                             Percentage
                                                             Shares         Value+         of Net Assets**
                                                             ------         ------         ---------------
Industrials -- (Continued)
      General Electric Co................................    4,061,967 $    104,839,368               0.8%
      Union Pacific Corp.................................      582,662       67,850,990               0.5%
      Other Securities...................................                 1,641,438,599              12.7%
                                                                       ----------------             ------
Total Industrials........................................                 1,850,071,076              14.3%
                                                                       ----------------             ------
Information Technology -- (14.2%)
      Apple, Inc.........................................    2,232,888      241,151,904               1.9%
      Cisco Systems, Inc.................................    3,101,253       75,887,661               0.6%
      EMC Corp...........................................    1,136,231       32,643,917               0.3%
      Hewlett-Packard Co.................................    1,806,885       64,831,034               0.5%
      Intel Corp.........................................    3,577,014      121,654,246               1.0%
      International Business Machines Corp...............      186,013       30,580,537               0.2%
*     Micron Technology, Inc.............................    1,086,356       35,947,520               0.3%
      Microsoft Corp.....................................    1,737,915       81,595,109               0.6%
      Oracle Corp........................................    1,022,019       39,909,842               0.3%
      QUALCOMM, Inc......................................      393,081       30,860,789               0.3%
      Visa, Inc. Class A.................................      136,797       33,026,900               0.3%
      Other Securities...................................                 1,276,645,797               9.7%
                                                                       ----------------             ------
Total Information Technology.............................                 2,064,735,256              16.0%
                                                                       ----------------             ------
Materials -- (4.7%)
      Dow Chemical Co. (The).............................      754,020       37,248,588               0.3%
      Other Securities...................................                   640,874,719               5.0%
                                                                       ----------------             ------
Total Materials..........................................                   678,123,307               5.3%
                                                                       ----------------             ------
Other -- (0.0%)
      Other Securities...................................                            --               0.0%
                                                                       ----------------             ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                       593,324               0.0%
                                                                       ----------------             ------
Telecommunication Services -- (2.5%)
      AT&T, Inc..........................................    5,301,166      184,692,623               1.4%
      Verizon Communications, Inc........................    1,840,744       92,497,386               0.7%
      Other Securities...................................                    86,537,531               0.7%
                                                                       ----------------             ------
Total Telecommunication Services.........................                   363,727,540               2.8%
                                                                       ----------------             ------
Utilities -- (1.8%)
      Other Securities...................................                   259,558,443               2.0%
                                                                       ----------------             ------
TOTAL COMMON STOCKS......................................                12,863,508,717              99.6%
                                                                       ----------------             ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                            --               0.0%
                                                                       ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                       252,082               0.0%
                                                                       ----------------             ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.077%.   94,206,014       94,206,014               0.7%
                                                                       ----------------             ------
SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@  DFA Short Term Investment Fund.....................  135,602,661    1,568,922,783              12.1%
                                                                       ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $10,169,853,055).............................              $ 14,526,889,596             112.4%
                                                                       ================             ======

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,840,389,658             --   --    $ 1,840,389,658
  Consumer Staples..............     784,987,280             --   --        784,987,280
  Energy........................   1,431,363,785             --   --      1,431,363,785
  Financials....................   2,186,774,436 $       16,251   --      2,186,790,687
  Health Care...................   1,403,030,086        138,275   --      1,403,168,361
  Industrials...................   1,850,070,433            643   --      1,850,071,076
  Information Technology........   2,064,735,256             --   --      2,064,735,256
  Materials.....................     678,123,307             --   --        678,123,307
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.         593,324             --   --            593,324
  Telecommunication Services....     363,727,540             --   --        363,727,540
  Utilities.....................     259,558,443             --   --        259,558,443
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        252,082   --            252,082
Temporary Cash Investments......      94,206,014             --   --         94,206,014
Securities Lending Collateral...              --  1,568,922,783   --      1,568,922,783
                                 --------------- --------------   --    ---------------
TOTAL........................... $12,957,559,562 $1,569,330,034   --    $14,526,889,596
                                 =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                    Percentage
                                                     Shares           Value+      of Net Assets**
                                                     ------           ------      ---------------
COMMON STOCKS -- (86.5%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A.........................     376,209    $    20,823,168            0.6%
    Royal Caribbean Cruises, Ltd..................     124,720          8,477,218            0.3%
    Time Warner, Inc..............................      97,900          7,780,113            0.2%
    Walt Disney Co. (The).........................     118,253         10,805,959            0.3%
    Other Securities..............................                    441,023,946           12.6%
                                                                  ---------------          ------
Total Consumer Discretionary......................                    488,910,404           14.0%
                                                                  ---------------          ------
Consumer Staples -- (3.8%)
    CVS Health Corp...............................     113,204          9,714,035            0.3%
    Mondelez International, Inc. Class A..........     196,387          6,924,606            0.2%
    Procter & Gamble Co. (The)....................     105,525          9,209,167            0.3%
    Wal-Mart Stores, Inc..........................     102,008          7,780,150            0.2%
    Other Securities..............................                    119,884,682            3.4%
                                                                  ---------------          ------
Total Consumer Staples............................                    153,512,640            4.4%
                                                                  ---------------          ------
Energy -- (9.6%)
    Anadarko Petroleum Corp.......................      78,236          7,180,500            0.2%
    Chesapeake Energy Corp........................     444,198          9,852,312            0.3%
    Chevron Corp..................................     304,598         36,536,530            1.1%
    ConocoPhillips................................     228,045         16,453,447            0.5%
    Exxon Mobil Corp..............................     436,562         42,219,911            1.2%
    Marathon Oil Corp.............................     194,277          6,877,406            0.2%
    Occidental Petroleum Corp.....................     145,981         12,982,090            0.4%
    Tesoro Corp...................................     131,157          9,365,921            0.3%
    Other Securities..............................                    246,404,013            6.9%
                                                                  ---------------          ------
Total Energy......................................                    387,872,130           11.1%
                                                                  ---------------          ------
Financials -- (20.3%)
    American Financial Group, Inc.................     113,571          6,794,953            0.2%
    American International Group, Inc.............     128,798          6,899,709            0.2%
    Bank of America Corp..........................   1,204,998         20,677,766            0.6%
    Citigroup, Inc................................     374,753         20,060,528            0.6%
    Fifth Third Bancorp...........................     469,063          9,376,569            0.3%
    Goldman Sachs Group, Inc. (The)...............      52,050          9,888,979            0.3%
    Hartford Financial Services Group, Inc. (The).     257,997         10,211,521            0.3%
    JPMorgan Chase & Co...........................     438,800         26,538,624            0.8%
#   M&T Bank Corp.................................      59,225          7,236,110            0.2%
    Principal Financial Group, Inc................     157,281          8,236,806            0.2%
    Wells Fargo & Co..............................     479,911         25,478,475            0.7%
    Other Securities..............................                    666,128,875           18.9%
                                                                  ---------------          ------
Total Financials..................................                    817,528,915           23.3%
                                                                  ---------------          ------
Health Care -- (7.1%)
*   Community Health Systems, Inc.................     139,365          7,660,894            0.2%
    Johnson & Johnson.............................      90,092          9,710,116            0.3%
    Merck & Co., Inc..............................     149,737          8,675,762            0.3%
    Pfizer, Inc...................................     459,005         13,747,200            0.4%
    UnitedHealth Group, Inc.......................      73,101          6,945,326            0.2%
    Other Securities..............................                    237,840,156            6.7%
                                                                  ---------------          ------
Total Health Care.................................                    284,579,454            8.1%
                                                                  ---------------          ------
Industrials -- (12.8%)
*   Avis Budget Group, Inc........................     124,765          6,955,649            0.2%
    CSX Corp......................................     254,141          9,055,044            0.3%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                             Percentage
                                                            Shares           Value+        of Net Assets**
                                                            ------           ------        ---------------
Industrials -- (Continued)
      General Electric Co................................     600,239    $   15,492,169               0.5%
      Ryder System, Inc..................................      84,178         7,447,228               0.2%
      Southwest Airlines Co..............................     457,205        15,764,428               0.5%
      Union Pacific Corp.................................      76,102         8,862,078               0.3%
      Other Securities...................................                   450,368,535              12.7%
                                                                         --------------             ------
Total Industrials........................................                   513,945,131              14.7%
                                                                         --------------             ------
Information Technology -- (12.0%)
      Apple, Inc.........................................     308,343        33,301,044               1.0%
      Cisco Systems, Inc.................................     296,995         7,267,468               0.2%
      Hewlett-Packard Co.................................     265,841         9,538,375               0.3%
      Intel Corp.........................................     534,019        18,161,986               0.5%
*     Micron Technology, Inc.............................     569,578        18,847,336               0.6%
      Visa, Inc. Class A.................................      29,003         7,002,194               0.2%
      Xerox Corp.........................................     731,469         9,713,908               0.3%
      Other Securities...................................                   379,126,950              10.7%
                                                                         --------------             ------
Total Information Technology.............................                   482,959,261              13.8%
                                                                         --------------             ------
Materials -- (5.3%)
      Alcoa, Inc.........................................     555,703         9,313,582               0.3%
      Other Securities...................................                   203,498,776               5.8%
                                                                         --------------             ------
Total Materials..........................................                   212,812,358               6.1%
                                                                         --------------             ------
Other -- (0.0%)
      Other Securities...................................                            --               0.0%
                                                                         --------------             ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                       331,286               0.0%
                                                                         --------------             ------
Telecommunication Services -- (2.4%)
      AT&T, Inc..........................................   1,356,088        47,246,106               1.4%
#     Frontier Communications Corp.......................   1,416,600         9,264,564               0.3%
      Verizon Communications, Inc........................     259,639        13,046,860               0.4%
      Other Securities...................................                    25,696,436               0.6%
                                                                         --------------             ------
Total Telecommunication Services.........................                    95,253,966               2.7%
                                                                         --------------             ------
Utilities -- (1.1%)
      UGI Corp...........................................     220,072         8,294,514               0.3%
      Other Securities...................................                    37,638,733               1.0%
                                                                         --------------             ------
Total Utilities..........................................                    45,933,247               1.3%
                                                                         --------------             ------
TOTAL COMMON STOCKS......................................                 3,483,638,792              99.5%
                                                                         --------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                       106,905               0.0%
                                                                         --------------             ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.077%.  24,721,165        24,721,165               0.7%
                                                                         --------------             ------
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@  DFA Short Term Investment Fund.....................  44,982,839       520,451,452              14.9%
                                                                         --------------             ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $2,903,882,897)..............................                $4,028,918,314             115.1%
                                                                         ==============             ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  488,910,404           --   --    $  488,910,404
  Consumer Staples..............    153,512,640           --   --       153,512,640
  Energy........................    387,872,130           --   --       387,872,130
  Financials....................    817,520,648 $      8,267   --       817,528,915
  Health Care...................    284,498,197       81,257   --       284,579,454
  Industrials...................    513,944,646          485   --       513,945,131
  Information Technology........    482,959,261           --   --       482,959,261
  Materials.....................    212,812,358           --   --       212,812,358
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        331,286           --   --           331,286
  Telecommunication Services....     95,253,966           --   --        95,253,966
  Utilities.....................     45,933,247           --   --        45,933,247
Rights/Warrants.................             --      106,905   --           106,905
Temporary Cash Investments......     24,721,165           --   --        24,721,165
Securities Lending Collateral...             --  520,451,452   --       520,451,452
                                 -------------- ------------   --    --------------
TOTAL........................... $3,508,269,948 $520,648,366   --    $4,028,918,314
                                 ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (80.3%)
Consumer Discretionary -- (13.7%)
*   Bally Technologies, Inc........................   257,968 $   20,740,627            0.2%
    Brinker International, Inc.....................   379,132     20,336,640            0.2%
#*  Buffalo Wild Wings, Inc........................   162,131     24,202,916            0.3%
    CST Brands, Inc................................   532,474     20,367,130            0.2%
#*  Deckers Outdoor Corp...........................   257,054     22,481,943            0.3%
    DeVry Education Group, Inc.....................   412,952     19,991,006            0.2%
    Jack in the Box, Inc...........................   308,443     21,911,791            0.2%
#*  Office Depot, Inc.............................. 3,809,109     19,883,549            0.2%
    Vail Resorts, Inc..............................   245,102     21,167,009            0.2%
    Other Securities...............................            1,382,129,791           15.0%
                                                              --------------          ------
Total Consumer Discretionary.......................            1,573,212,402           17.0%
                                                              --------------          ------
Consumer Staples -- (3.1%)
#   Casey's General Stores, Inc....................   251,413     20,583,182            0.2%
#*  TreeHouse Foods, Inc...........................   239,572     20,404,347            0.2%
    Other Securities...............................              317,916,909            3.5%
                                                              --------------          ------
Total Consumer Staples.............................              358,904,438            3.9%
                                                              --------------          ------
Energy -- (4.0%)
    SemGroup Corp. Class A.........................   263,275     20,206,356            0.2%
    Western Refining, Inc..........................   468,468     21,357,456            0.2%
    Other Securities...............................              410,824,870            4.5%
                                                              --------------          ------
Total Energy.......................................              452,388,682            4.9%
                                                              --------------          ------
Financials -- (14.0%)
    Hanover Insurance Group, Inc. (The)............   296,712     19,861,901            0.2%
    PacWest Bancorp................................   526,842     22,475,080            0.3%
    PRA Group, Inc.................................   343,533     21,728,462            0.2%
    Primerica, Inc.................................   389,301     19,912,746            0.2%
#   Webster Financial Corp.........................   636,653     19,952,705            0.2%
    Other Securities...............................            1,502,713,168           16.3%
                                                              --------------          ------
Total Financials...................................            1,606,644,062           17.4%
                                                              --------------          ------
Health Care -- (7.9%)
#*  Acadia Healthcare Co., Inc.....................   315,944     19,604,325            0.2%
#*  Akorn, Inc.....................................   616,939     27,484,632            0.3%
*   Charles River Laboratories International, Inc..   354,585     22,395,589            0.2%
*   Health Net, Inc................................   485,957     23,087,817            0.3%
#*  Myriad Genetics, Inc...........................   502,527     19,844,791            0.2%
#*  PAREXEL International Corp.....................   364,006     19,769,166            0.2%
    STERIS Corp....................................   354,414     21,902,785            0.2%
*   Team Health Holdings, Inc......................   313,378     19,598,660            0.2%
*   VCA, Inc.......................................   609,114     27,757,325            0.3%
    Other Securities...............................              709,508,725            7.7%
                                                              --------------          ------
Total Health Care..................................              910,953,815            9.8%
                                                              --------------          ------
Industrials -- (14.2%)
    AMERCO.........................................    73,355     19,888,008            0.2%
*   Avis Budget Group, Inc.........................   435,404     24,273,773            0.3%
#   Deluxe Corp....................................   349,991     21,279,453            0.2%
*   Esterline Technologies Corp....................   177,418     20,777,422            0.2%
#*  JetBlue Airways Corp........................... 2,047,846     23,632,143            0.3%
#   Landstar System, Inc...........................   301,440     22,309,574            0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (Continued)
*     Spirit Airlines, Inc...............................     478,914 $    35,013,403            0.4%
      Other Securities...................................               1,465,256,854           15.9%
                                                                      ---------------          ------
Total Industrials........................................               1,632,430,630           17.7%
                                                                      ---------------          ------
Information Technology -- (15.1%)
      Belden, Inc........................................     276,789      19,704,609            0.2%
#*    Euronet Worldwide, Inc.............................     365,226      19,601,679            0.2%
#     Lexmark International, Inc. Class A................     459,716      19,841,343            0.2%
*     Manhattan Associates, Inc..........................     530,401      21,274,384            0.2%
      MAXIMUS, Inc.......................................     410,048      19,870,926            0.2%
#*    RF Micro Devices, Inc..............................   2,363,583      30,750,215            0.3%
#*    SunEdison, Inc.....................................   1,101,380      21,487,924            0.2%
*     TriQuint Semiconductor, Inc........................     972,167      21,027,972            0.2%
#*    Tyler Technologies, Inc............................     193,221      21,625,294            0.2%
*     Verint Systems, Inc................................     375,753      21,602,040            0.2%
*     Zebra Technologies Corp. Class A...................     299,973      22,123,009            0.2%
      Other Securities...................................               1,495,177,591           16.4%
                                                                      ---------------          ------
Total Information Technology.............................               1,734,086,986           18.7%
                                                                      ---------------          ------
Materials -- (4.6%)
*     KapStone Paper and Packaging Corp..................     691,634      21,274,662            0.2%
      PolyOne Corp.......................................     529,913      19,612,080            0.2%
      Sensient Technologies Corp.........................     344,921      20,412,425            0.2%
      Other Securities...................................                 463,837,105            5.1%
                                                                      ---------------          ------
Total Materials..........................................                 525,136,272            5.7%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                   6,833,308            0.1%
                                                                      ---------------          ------
Telecommunication Services -- (0.6%)
      Other Securities...................................                  66,162,824            0.7%
                                                                      ---------------          ------
Utilities -- (3.0%)
#     IDACORP, Inc.......................................     340,628      21,537,908            0.2%
#     Portland General Electric Co.......................     536,212      19,523,479            0.2%
      Other Securities...................................                 300,094,187            3.3%
                                                                      ---------------          ------
Total Utilities..........................................                 341,155,574            3.7%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................               9,207,908,993           99.6%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     649,334            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.077%.  60,668,500      60,668,500            0.7%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (19.2%)
(S)@  DFA Short Term Investment Fund..................... 189,974,372   2,198,003,488           23.7%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,932,593,064)................................               $11,467,230,315          124.0%
                                                                      ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 -----------------------------------------------------
                                    Level 1        Level 2     Level 3      Total
                                 -------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $1,573,212,400 $            2   --    $ 1,573,212,402
  Consumer Staples..............    358,904,438             --   --        358,904,438
  Energy........................    452,346,657         42,025   --        452,388,682
  Financials....................  1,606,582,081         61,981   --      1,606,644,062
  Health Care...................    910,730,859        222,956   --        910,953,815
  Industrials...................  1,632,425,904          4,726   --      1,632,430,630
  Information Technology........  1,734,086,986             --   --      1,734,086,986
  Materials.....................    525,136,272             --   --        525,136,272
  Other.........................             --             --   --                 --
  Real Estate Investment Trusts.      6,833,308             --   --          6,833,308
  Telecommunication Services....     66,162,824             --   --         66,162,824
  Utilities.....................    341,155,574             --   --        341,155,574
Preferred Stocks
  Other.........................             --             --   --                 --
Rights/Warrants.................             --        649,334   --            649,334
Temporary Cash Investments......     60,668,500             --   --         60,668,500
Securities Lending Collateral...             --  2,198,003,488   --      2,198,003,488
                                 -------------- --------------   --    ---------------
TOTAL........................... $9,268,245,803 $2,198,984,512   --    $11,467,230,315
                                 ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                         Percentage
                                                  Shares     Value+    of Net Assets**
                                                  ------     ------    ---------------
COMMON STOCKS -- (83.1%)
Consumer Discretionary -- (15.5%)
*   American Axle & Manufacturing Holdings, Inc.. 680,737 $ 13,158,646            0.3%
*   Asbury Automotive Group, Inc................. 267,366   18,726,315            0.4%
*   Barnes & Noble, Inc.......................... 568,814   12,411,521            0.3%
*   Fiesta Restaurant Group, Inc................. 292,642   16,139,206            0.3%
    Finish Line, Inc. (The) Class A.............. 589,373   15,600,703            0.3%
#*  G-III Apparel Group, Ltd..................... 193,446   15,349,940            0.3%
#*  Gentherm, Inc................................ 334,287   13,939,768            0.3%
*   Grand Canyon Education, Inc.................. 367,324   17,594,820            0.4%
#*  Krispy Kreme Doughnuts, Inc.................. 695,719   13,163,003            0.3%
    La-Z-Boy, Inc................................ 590,026   13,487,994            0.3%
#   Nexstar Broadcasting Group, Inc. Class A..... 281,414   12,697,400            0.3%
#   Papa John's International, Inc............... 394,891   18,465,103            0.4%
#*  Pinnacle Entertainment, Inc.................. 540,950   13,864,549            0.3%
*   Skechers U.S.A., Inc. Class A................ 270,836   14,828,271            0.3%
#*  Sonic Corp................................... 668,078   16,842,246            0.3%
    Other Securities.............................          706,781,303           13.8%
                                                          ------------          ------
Total Consumer Discretionary.....................          933,050,788           18.6%
                                                          ------------          ------
Consumer Staples -- (3.3%)
    Andersons, Inc. (The)........................ 269,438   17,171,284            0.4%
#   Cal-Maine Foods, Inc......................... 193,250   16,965,417            0.3%
    J&J Snack Foods Corp......................... 159,784   16,462,545            0.3%
#*  Revlon, Inc. Class A......................... 378,632   12,987,078            0.3%
#*  USANA Health Sciences, Inc................... 141,615   16,141,278            0.3%
    Other Securities.............................          121,056,784            2.4%
                                                          ------------          ------
Total Consumer Staples...........................          200,784,386            4.0%
                                                          ------------          ------
Energy -- (3.7%)
#   EnLink Midstream LLC......................... 393,707   14,921,495            0.3%
    Other Securities.............................          207,038,617            4.1%
                                                          ------------          ------
Total Energy.....................................          221,960,112            4.4%
                                                          ------------          ------
Financials -- (14.6%)
#*  Encore Capital Group, Inc.................... 304,239   13,845,917            0.3%
#   FBL Financial Group, Inc. Class A............ 271,426   13,457,301            0.3%
    Horace Mann Educators Corp................... 426,348   12,965,243            0.3%
    Interactive Brokers Group, Inc. Class A...... 531,116   13,713,415            0.3%
*   Western Alliance Bancorp..................... 615,654   16,388,709            0.3%
    Other Securities.............................          809,367,891           16.0%
                                                          ------------          ------
Total Financials.................................          879,738,476           17.5%
                                                          ------------          ------
Health Care -- (8.4%)
*   Amsurg Corp.................................. 250,349   13,521,349            0.3%
    Cantel Medical Corp.......................... 297,616   12,618,918            0.3%
*   Greatbatch, Inc.............................. 248,195   12,456,907            0.3%
*   NuVasive, Inc................................ 346,328   14,164,815            0.3%
*   Prestige Brands Holdings, Inc................ 348,415   12,340,859            0.3%
    Other Securities.............................          439,265,444            8.5%
                                                          ------------          ------
Total Health Care................................          504,368,292           10.0%
                                                          ------------          ------
Industrials -- (15.6%)
#   Apogee Enterprises, Inc...................... 317,666   13,945,537            0.3%
#*  EnPro Industries, Inc........................ 210,828   13,604,731            0.3%
#   Greenbrier Cos., Inc. (The).................. 233,628   14,611,095            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      H&E Equipment Services, Inc........................    339,346 $   12,688,147            0.3%
*     Huron Consulting Group, Inc........................    179,182     12,472,859            0.3%
      Mueller Water Products, Inc. Class A...............  1,527,697     15,078,369            0.3%
      Other Securities...................................               858,642,440           16.9%
                                                                     --------------          ------
Total Industrials........................................               941,043,178           18.7%
                                                                     --------------          ------
Information Technology -- (14.9%)
#*    Electronics for Imaging, Inc.......................    305,091     13,948,761            0.3%
#     Heartland Payment Systems, Inc.....................    346,861     17,915,371            0.4%
*     Integrated Device Technology, Inc..................  1,015,649     16,666,800            0.3%
*     Manhattan Associates, Inc..........................    380,234     15,251,186            0.3%
      Methode Electronics, Inc...........................    463,289     18,244,321            0.4%
#*    SunEdison, Inc.....................................  1,009,218     19,689,843            0.4%
      Tessera Technologies, Inc..........................    421,657     12,814,156            0.3%
*     TriQuint Semiconductor, Inc........................    757,922     16,393,853            0.3%
#*    Unisys Corp........................................    544,766     13,967,800            0.3%
      Other Securities...................................               751,678,217           14.8%
                                                                     --------------          ------
Total Information Technology.............................               896,570,308           17.8%
                                                                     --------------          ------
Materials -- (4.6%)
*     Century Aluminum Co................................    535,169     15,669,748            0.3%
*     Clearwater Paper Corp..............................    193,931     12,479,460            0.3%
      Other Securities...................................               249,382,985            4.9%
                                                                     --------------          ------
Total Materials..........................................               277,532,193            5.5%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 2,396,667            0.1%
                                                                     --------------          ------
Telecommunication Services -- (1.0%)
      Other Securities...................................                63,026,319            1.3%
                                                                     --------------          ------
Utilities -- (1.5%)
      American States Water Co...........................    369,652     13,226,148            0.3%
#     MGE Energy, Inc....................................    294,935     13,115,759            0.3%
      Other Securities...................................                62,966,045            1.2%
                                                                     --------------          ------
Total Utilities..........................................                89,307,952            1.8%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,009,778,671           99.7%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   269,653            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.077%. 16,819,521     16,819,521            0.3%
                                                                     --------------          ------
SECURITIES LENDING COLLATERAL -- (16.6%)
(S)@  DFA Short Term Investment Fund..................... 86,521,072  1,001,048,800           19.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,367,248,025)................................              $6,027,916,645          119.9%
                                                                     ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 ----------------------------------------------------
                                    Level 1        Level 2     Level 3     Total
                                 -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary........ $  933,050,787 $            1   --    $  933,050,788
  Consumer Staples..............    200,784,386             --   --       200,784,386
  Energy........................    221,805,032        155,080   --       221,960,112
  Financials....................    879,666,150         72,326   --       879,738,476
  Health Care...................    504,182,595        185,697   --       504,368,292
  Industrials...................    941,039,023          4,155   --       941,043,178
  Information Technology........    896,570,308             --   --       896,570,308
  Materials.....................    277,532,193             --   --       277,532,193
  Other.........................             --             --   --                --
  Real Estate Investment Trusts.      2,396,667             --   --         2,396,667
  Telecommunication Services....     63,026,319             --   --        63,026,319
  Utilities.....................     89,307,952             --   --        89,307,952
Preferred Stocks
  Other.........................             --             --   --                --
Rights/Warrants.................             --        269,653   --           269,653
Temporary Cash Investments......     16,819,521             --   --        16,819,521
Securities Lending Collateral...             --  1,001,048,800   --     1,001,048,800
                                 -------------- --------------   --    --------------
TOTAL........................... $5,026,180,933 $1,001,735,712   --    $6,027,916,645
                                 ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (90.0%)
Real Estate Investment Trusts -- (90.0%)
    Alexandria Real Estate Equities, Inc..........   791,699 $   65,711,017            1.0%
#   American Campus Communities, Inc.............. 1,153,808     45,310,040            0.7%
#   American Realty Capital Properties, Inc....... 5,321,381     47,200,649            0.7%
    Apartment Investment & Management Co. Class A. 1,624,363     58,135,952            0.9%
#   AvalonBay Communities, Inc.................... 1,431,583    223,097,895            3.4%
#   BioMed Realty Trust, Inc...................... 2,139,472     46,469,332            0.7%
    Boston Properties, Inc........................ 1,673,636    212,133,363            3.2%
    Camden Property Trust.........................   947,053     72,610,554            1.1%
#   CBL & Associates Properties, Inc.............. 1,839,671     35,192,906            0.5%
    CubeSmart..................................... 1,589,488     33,458,722            0.5%
#   DDR Corp...................................... 3,339,854     60,584,952            0.9%
#   Digital Realty Trust, Inc..................... 1,494,005    103,071,405            1.6%
    Douglas Emmett, Inc........................... 1,494,511     42,040,594            0.6%
    Duke Realty Corp.............................. 3,643,400     69,078,864            1.0%
#   EPR Properties................................   597,214     33,503,705            0.5%
    Equity Lifestyle Properties, Inc..............   859,740     42,213,234            0.6%
#   Equity Residential............................ 3,771,256    262,328,567            4.0%
#   Essex Property Trust, Inc.....................   685,289    138,263,909            2.1%
#   Extra Space Storage, Inc...................... 1,217,347     70,800,902            1.1%
#   Federal Realty Investment Trust...............   728,119     95,966,084            1.5%
    General Growth Properties, Inc................ 5,802,509    150,343,008            2.3%
    HCP, Inc...................................... 5,063,898    222,659,595            3.4%
    Health Care REIT, Inc......................... 3,459,746    246,022,538            3.7%
#   Highwoods Properties, Inc.....................   997,646     42,769,084            0.6%
#   Home Properties, Inc..........................   621,337     39,958,182            0.6%
    Hospitality Properties Trust.................. 1,637,839     48,496,413            0.7%
    Host Hotels & Resorts, Inc.................... 8,279,024    192,984,049            2.9%
#   Kilroy Realty Corp............................   911,462     61,742,436            0.9%
#   Kimco Realty Corp............................. 4,516,480    112,686,176            1.7%
#   LaSalle Hotel Properties...................... 1,141,367     44,753,000            0.7%
    Liberty Property Trust........................ 1,633,481     56,796,134            0.9%
#   Macerich Co. (The)............................ 1,539,214    108,514,587            1.6%
#   Mid-America Apartment Communities, Inc........   819,830     57,929,188            0.9%
#   National Retail Properties, Inc............... 1,384,837     52,789,986            0.8%
#   Omega Healthcare Investors, Inc............... 1,382,991     52,774,937            0.8%
    Prologis, Inc................................. 5,512,059    229,577,257            3.5%
    Public Storage................................ 1,571,862    289,757,041            4.4%
#   Realty Income Corp............................ 2,420,743    111,426,800            1.7%
#   Regency Centers Corp.......................... 1,007,704     61,167,633            0.9%
    RLJ Lodging Trust............................. 1,128,833     36,370,999            0.5%
#   Senior Housing Properties Trust............... 2,260,850     51,072,602            0.8%
    Simon Property Group, Inc..................... 3,371,761    604,253,289            9.1%
#   SL Green Realty Corp.......................... 1,058,736    122,495,755            1.9%
    Sunstone Hotel Investors, Inc................. 2,212,797     33,877,922            0.5%
    Tanger Factory Outlet Centers, Inc............ 1,069,184     38,244,712            0.6%
    Taubman Centers, Inc..........................   695,179     52,868,363            0.8%
#   UDR, Inc...................................... 2,771,443     83,780,722            1.3%
#   Ventas, Inc................................... 3,262,593    223,520,246            3.4%
    Vornado Realty Trust.......................... 1,850,466    202,589,018            3.1%
#   Weingarten Realty Investors................... 1,269,483     46,018,759            0.7%
    Other Securities..............................            1,148,616,643           17.4%
                                                             --------------          ------
TOTAL COMMON STOCKS...............................            6,584,029,720           99.7%
                                                             --------------          ------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.077%. 27,425,306 $   27,425,306            0.4%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund..................... 60,664,727    701,890,889           10.6%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,122,699,751)................................              $7,313,345,915          110.7%
                                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Real Estate Investment Trusts. $6,584,029,720           --   --    $6,584,029,720
Temporary Cash Investments......     27,425,306           --   --        27,425,306
Securities Lending Collateral...             -- $701,890,889   --       701,890,889
                                 -------------- ------------   --    --------------
TOTAL........................... $6,611,455,026 $701,890,889   --    $7,313,345,915
                                 ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (6.6%)
    Australia & New Zealand Banking Group, Ltd.. 526,856 $ 15,589,969            0.5%
    BHP Billiton, Ltd........................... 571,441   17,095,701            0.6%
    Commonwealth Bank of Australia.............. 314,221   22,344,073            0.7%
    National Australia Bank, Ltd................ 454,011   14,045,173            0.5%
#   Westpac Banking Corp........................ 453,022   13,905,175            0.5%
    Other Securities............................          134,310,814            4.1%
                                                         ------------          ------
TOTAL AUSTRALIA.................................          217,290,905            6.9%
                                                         ------------          ------

AUSTRIA -- (0.2%)
    Other Securities............................            7,427,701            0.2%
                                                         ------------          ------

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV..................... 144,598   16,035,104            0.5%
    Other Securities............................           22,572,524            0.7%
                                                         ------------          ------
TOTAL BELGIUM...................................           38,607,628            1.2%
                                                         ------------          ------

CANADA -- (9.3%)
    Bank of Nova Scotia (The)................... 196,436   12,029,646            0.4%
    Canadian National Railway Co................ 152,460   10,748,832            0.4%
#   Royal Bank of Canada........................ 225,667   16,020,245            0.5%
    Suncor Energy, Inc.......................... 296,232   10,518,792            0.3%
#   Toronto-Dominion Bank (The)................. 301,119   14,820,169            0.5%
    Other Securities............................          242,622,337            7.7%
                                                         ------------          ------
TOTAL CANADA....................................          306,760,021            9.8%
                                                         ------------          ------

CHINA -- (0.0%)
    Other Securities............................                3,494            0.0%
                                                         ------------          ------

DENMARK -- (1.5%)
    Novo Nordisk A.S. Class B................... 330,597   14,943,883            0.5%
    Other Securities............................           34,075,141            1.1%
                                                         ------------          ------
TOTAL DENMARK...................................           49,019,024            1.6%
                                                         ------------          ------

FINLAND -- (0.9%)
    Other Securities............................           29,928,767            1.0%
                                                         ------------          ------

FRANCE -- (8.1%)
    BNP Paribas SA.............................. 203,287   12,774,973            0.4%
    GDF Suez.................................... 405,920    9,855,705            0.3%
    Sanofi...................................... 182,023   16,516,773            0.5%
    Total SA.................................... 344,554   20,570,996            0.7%
    Total SA Sponsored ADR...................... 157,489    9,432,016            0.3%
    Other Securities............................          197,427,518            6.3%
                                                         ------------          ------
TOTAL FRANCE....................................          266,577,981            8.5%
                                                         ------------          ------

GERMANY -- (6.9%)
    Allianz SE..................................  62,165    9,885,610            0.3%
    BASF SE..................................... 181,171   16,008,296            0.5%
    Bayer AG.................................... 148,280   21,207,267            0.7%
    Daimler AG.................................. 228,081   17,783,242            0.6%
    Deutsche Telekom AG......................... 651,915    9,826,521            0.3%
    SAP SE...................................... 139,819    9,526,626            0.3%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------

GERMANY -- (Continued)
    Siemens AG............................   130,441 $ 14,712,887            0.5%
    Other Securities......................            129,566,943            4.1%
                                                     ------------          ------
TOTAL GERMANY.............................            228,517,392            7.3%
                                                     ------------          ------

HONG KONG -- (2.8%)
    AIA Group, Ltd........................ 2,277,800   12,711,091            0.4%
    Other Securities......................             79,404,008            2.5%
                                                     ------------          ------
TOTAL HONG KONG...........................             92,115,099            2.9%
                                                     ------------          ------

IRELAND -- (0.3%)
    Other Securities......................             10,902,224            0.4%
                                                     ------------          ------

ISRAEL -- (0.5%)
    Other Securities......................             16,449,184            0.5%
                                                     ------------          ------

ITALY -- (2.0%)
    Other Securities......................             64,765,328            2.1%
                                                     ------------          ------

JAPAN -- (18.6%)
    Softbank Corp.........................   209,500   15,251,477            0.5%
    Sumitomo Mitsui Financial Group, Inc..   286,140   11,669,620            0.4%
    Toyota Motor Corp.....................   378,600   22,783,080            0.7%
#   Toyota Motor Corp. Sponsored ADR......   105,729   12,830,214            0.4%
    Other Securities......................            553,051,651           17.7%
                                                     ------------          ------
TOTAL JAPAN...............................            615,586,042           19.7%
                                                     ------------          ------

NETHERLANDS -- (2.4%)
    Unilever NV...........................   266,779   10,339,940            0.3%
    Other Securities......................             68,414,087            2.2%
                                                     ------------          ------
TOTAL NETHERLANDS.........................             78,754,027            2.5%
                                                     ------------          ------

NEW ZEALAND -- (0.1%)
    Other Securities......................              3,501,854            0.1%
                                                     ------------          ------

NORWAY -- (0.8%)
    Other Securities......................             26,556,960            0.9%
                                                     ------------          ------

PORTUGAL -- (0.1%)
    Other Securities......................              4,838,531            0.2%
                                                     ------------          ------

SINGAPORE -- (1.4%)
    Other Securities......................             45,340,958            1.5%
                                                     ------------          ------

SPAIN -- (2.9%)
    Banco Santander SA.................... 1,186,769   10,485,725            0.3%
    Other Securities......................             84,238,910            2.7%
                                                     ------------          ------
TOTAL SPAIN...............................             94,724,635            3.0%
                                                     ------------          ------

SWEDEN -- (2.7%)
    Other Securities......................             90,294,870            2.9%
                                                     ------------          ------

SWITZERLAND -- (7.7%)
    Nestle SA.............................   676,440   49,606,116            1.6%
    Novartis AG...........................   316,879   29,407,276            0.9%
    Roche Holding AG......................   154,264   45,523,518            1.5%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------

SWITZERLAND -- (Continued)
      UBS AG..................................    590,475 $   10,267,258            0.3%
      Other Securities........................               121,195,401            3.9%
                                                          --------------          ------
TOTAL SWITZERLAND.............................               255,999,569            8.2%
                                                          --------------          ------

UNITED KINGDOM -- (17.2%)
      AstraZeneca P.L.C.......................    135,231      9,878,401            0.3%
      BG Group P.L.C..........................    671,968     11,199,040            0.4%
      BP P.L.C. Sponsored ADR.................    574,678     24,975,506            0.8%
      British American Tobacco P.L.C..........    312,442     17,708,463            0.6%
      Diageo P.L.C. Sponsored ADR.............     84,093      9,920,451            0.3%
      GlaxoSmithKline P.L.C...................    551,788     12,478,114            0.4%
      GlaxoSmithKline P.L.C. Sponsored ADR....    251,446     11,438,278            0.4%
      HSBC Holdings P.L.C.....................  1,656,444     16,888,049            0.5%
      HSBC Holdings P.L.C. Sponsored ADR......    376,440     19,205,968            0.6%
*     Lloyds Banking Group P.L.C.............. 10,257,881     12,667,343            0.4%
      Reckitt Benckiser Group P.L.C...........    128,515     10,823,979            0.3%
      Royal Dutch Shell P.L.C. ADR(780259107).    236,955     17,693,430            0.6%
      Royal Dutch Shell P.L.C. ADR(780259206).    214,807     15,420,994            0.5%
      SABMiller P.L.C.........................    165,893      9,383,398            0.3%
      Vodafone Group P.L.C. Sponsored ADR.....    316,816     10,524,640            0.3%
      Other Securities........................               357,097,125           11.4%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................               567,303,179           18.1%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             3,111,265,373           99.5%
                                                          --------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities........................                 1,582,057            0.1%
                                                          --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities........................                    63,660            0.0%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................                 1,645,717            0.1%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities........................                   100,270            0.0%
                                                          --------------          ------

GERMANY -- (0.0%)
      Other Securities........................                    12,601            0.0%
                                                          --------------          ------

SPAIN -- (0.0%)
      Other Securities........................                   226,054            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   338,925            0.0%
                                                          --------------          ------
                                                             Value+
                                                   -         ------             -

SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@  DFA Short Term Investment Fund.......... 16,325,035    188,880,651            6.0%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,750,017,138).....................              $3,302,130,666          105.6%
                                                          ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  8,253,899 $  209,037,006   --    $  217,290,905
  Austria.....................       36,240      7,391,461   --         7,427,701
  Belgium.....................    3,743,401     34,864,227   --        38,607,628
  Canada......................  306,760,021             --   --       306,760,021
  China.......................           --          3,494   --             3,494
  Denmark.....................    5,265,955     43,753,069   --        49,019,024
  Finland.....................    1,828,828     28,099,939   --        29,928,767
  France......................   14,281,625    252,296,356   --       266,577,981
  Germany.....................   20,097,451    208,419,941   --       228,517,392
  Hong Kong...................      942,735     91,172,364   --        92,115,099
  Ireland.....................    2,411,937      8,490,287   --        10,902,224
  Israel......................    9,386,887      7,062,297   --        16,449,184
  Italy.......................    5,549,475     59,215,853   --        64,765,328
  Japan.......................   41,929,430    573,656,612   --       615,586,042
  Netherlands.................   13,454,571     65,299,456   --        78,754,027
  New Zealand.................           --      3,501,854   --         3,501,854
  Norway......................    2,043,769     24,513,191   --        26,556,960
  Portugal....................       33,089      4,805,442   --         4,838,531
  Singapore...................           --     45,340,958   --        45,340,958
  Spain.......................   20,154,651     74,569,984   --        94,724,635
  Sweden......................      694,698     89,600,172   --        90,294,870
  Switzerland.................   18,961,389    237,038,180   --       255,999,569
  United Kingdom..............  179,901,050    387,402,129   --       567,303,179
Preferred Stocks
  Germany.....................           --      1,582,057   --         1,582,057
  United Kingdom..............           --         63,660   --            63,660
Rights/Warrants
  France......................           --        100,270   --           100,270
  Germany.....................           --         12,601   --            12,601
  Spain.......................           --        226,054   --           226,054
Securities Lending Collateral.           --    188,880,651   --       188,880,651
                               ------------ --------------   --    --------------
TOTAL......................... $655,731,101 $2,646,399,565   --    $3,302,130,666
                               ============ ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (90.3%)
AUSTRALIA -- (6.1%)
#   Australia & New Zealand Banking Group, Ltd.. 1,174,816 $   34,763,475            0.3%
    BHP Billiton, Ltd........................... 1,834,078     54,869,794            0.5%
#   BHP Billiton, Ltd. Sponsored ADR............   530,936     31,558,836            0.3%
#   Commonwealth Bank of Australia..............   466,598     33,179,512            0.3%
    National Australia Bank, Ltd................ 1,331,618     41,194,608            0.4%
#   Westpac Banking Corp........................   980,394     30,092,469            0.3%
    Other Securities............................              600,034,640            4.6%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              825,693,334            6.7%
                                                           --------------            ----

AUSTRIA -- (0.4%)
    Other Securities............................               54,090,008            0.4%
                                                           --------------            ----

BELGIUM -- (1.3%)
    Anheuser-Busch InBev NV.....................   322,414     35,753,896            0.3%
    Other Securities............................              143,017,571            1.2%
                                                           --------------            ----
TOTAL BELGIUM...................................              178,771,467            1.5%
                                                           --------------            ----

CANADA -- (8.4%)
    Suncor Energy, Inc.(867224107)..............   812,323     28,869,959            0.3%
    Suncor Energy, Inc.(B3NB1P2)................   729,529     25,904,573            0.2%
#   Toronto-Dominion Bank (The).................   701,544     34,527,879            0.3%
    Other Securities............................            1,050,879,382            8.5%
                                                           --------------            ----
TOTAL CANADA....................................            1,140,181,793            9.3%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                  423,278            0.0%
                                                           --------------            ----

DENMARK -- (1.4%)
    Other Securities............................              185,872,965            1.5%
                                                           --------------            ----

FINLAND -- (1.4%)
#   Nokia Oyj................................... 3,385,926     28,292,441            0.2%
    Other Securities............................              160,415,860            1.3%
                                                           --------------            ----
TOTAL FINLAND...................................              188,708,301            1.5%
                                                           --------------            ----

FRANCE -- (6.8%)
    BNP Paribas SA..............................   431,572     27,120,869            0.2%
    GDF Suez.................................... 1,783,905     43,313,070            0.4%
    Orange SA................................... 2,068,708     32,934,599            0.3%
    Total SA.................................... 1,517,702     90,611,752            0.7%
#   Total SA Sponsored ADR......................   595,142     35,643,054            0.3%
    Other Securities............................              692,177,521            5.6%
                                                           --------------            ----
TOTAL FRANCE....................................              921,800,865            7.5%
                                                           --------------            ----

GERMANY -- (5.8%)
    Bayerische Motoren Werke AG.................   414,948     44,498,071            0.4%
    Daimler AG..................................   529,376     41,274,905            0.3%
    Deutsche Telekom AG......................... 2,378,113     35,846,051            0.3%
    Fresenius SE & Co. KGaA.....................   612,582     31,521,025            0.3%
    RWE AG......................................   793,387     28,150,774            0.2%
    Other Securities............................              599,975,595            4.9%
                                                           --------------            ----
TOTAL GERMANY...................................              781,266,421            6.4%
                                                           --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
GREECE -- (0.0%)
    Other Securities...................................           $           --            0.0%
                                                                  --------------           -----

HONG KONG -- (2.7%)
    Other Securities...................................              361,323,579            2.9%
                                                                  --------------           -----

IRELAND -- (0.4%)
    Other Securities...................................               51,166,064            0.4%
                                                                  --------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.   588,403     33,227,117            0.3%
    Other Securities...................................               54,097,308            0.4%
                                                                  --------------           -----
TOTAL ISRAEL...........................................               87,324,425            0.7%
                                                                  --------------           -----

ITALY -- (2.2%)
    Eni SpA............................................ 1,478,324     31,495,536            0.3%
    Other Securities...................................              269,095,017            2.1%
                                                                  --------------           -----
TOTAL ITALY............................................              300,590,553            2.4%
                                                                  --------------           -----

JAPAN -- (19.1%)
    Honda Motor Co., Ltd...............................   825,300     26,384,206            0.2%
    Sumitomo Mitsui Financial Group, Inc...............   754,470     30,769,477            0.3%
    Toyota Motor Corp.................................. 1,137,986     68,480,785            0.6%
#   Toyota Motor Corp. Sponsored ADR...................   396,641     48,132,385            0.4%
    Other Securities...................................            2,413,924,440           19.5%
                                                                  --------------           -----
TOTAL JAPAN............................................            2,587,691,293           21.0%
                                                                  --------------           -----

NETHERLANDS -- (2.3%)
    Other Securities...................................              305,642,445            2.5%
                                                                  --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities...................................               38,675,624            0.3%
                                                                  --------------           -----

NORWAY -- (0.9%)
    Other Securities...................................              122,185,630            1.0%
                                                                  --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................               37,236,707            0.3%
                                                                  --------------           -----

RUSSIA -- (0.0%)
    Other Securities...................................                  106,452            0.0%
                                                                  --------------           -----

SINGAPORE -- (1.3%)
    Other Securities...................................              171,323,820            1.4%
                                                                  --------------           -----

SPAIN -- (2.5%)
    Banco Santander SA................................. 4,404,667     38,917,538            0.3%
    Iberdrola SA....................................... 3,664,318     25,939,399            0.2%
    Other Securities...................................              276,645,107            2.3%
                                                                  --------------           -----
TOTAL SPAIN............................................              341,502,044            2.8%
                                                                  --------------           -----

SWEDEN -- (2.8%)
    Other Securities...................................              381,446,780            3.1%
                                                                  --------------           -----

SWITZERLAND -- (6.2%)
    ABB, Ltd........................................... 1,199,336     26,311,835            0.2%
    Credit Suisse Group AG............................. 1,122,531     29,908,488            0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          Percentage
                                               Shares       Value++     of Net Assets**
                                               ------       -------     ---------------
SWITZERLAND -- (Continued)
    Nestle SA...............................  2,189,299 $   160,550,262            1.3%
    Novartis AG ADR.........................    818,651      75,880,761            0.6%
    Roche Holding AG........................    142,703      42,111,851            0.4%
    Swiss Re AG.............................    365,604      29,563,037            0.3%
    Zurich Insurance Group AG...............    107,594      32,561,006            0.3%
    Other Securities........................                445,138,708            3.5%
                                                        ---------------           -----
TOTAL SWITZERLAND...........................                842,025,948            6.9%
                                                        ---------------           -----

UNITED KINGDOM -- (17.1%)
    Anglo American P.L.C....................  1,402,287      29,607,257            0.2%
    AstraZeneca P.L.C. Sponsored ADR........    466,782      34,047,079            0.3%
    Aviva P.L.C.............................  3,728,348      31,184,842            0.3%
#   Barclays P.L.C. Sponsored ADR...........  2,072,823      31,921,474            0.3%
    BG Group P.L.C..........................  2,660,297      44,336,595            0.4%
#   BHP Billiton P.L.C. ADR.................    545,653      28,395,782            0.2%
    BP P.L.C. Sponsored ADR.................  2,024,872      88,000,934            0.7%
    HSBC Holdings P.L.C. Sponsored ADR......  1,620,604      82,683,216            0.7%
*   Lloyds Banking Group P.L.C.............. 48,291,922      59,635,155            0.5%
#   Prudential P.L.C. ADR...................    599,353      27,768,024            0.2%
#   Rio Tinto P.L.C. Sponsored ADR..........    874,782      41,963,293            0.3%
#   Royal Dutch Shell P.L.C. ADR(780259206).    437,648      31,418,750            0.3%
#   Royal Dutch Shell P.L.C. ADR(780259107).  1,398,074     104,394,186            0.9%
    Vodafone Group P.L.C. Sponsored ADR.....  1,234,928      41,024,299            0.3%
    Other Securities........................              1,642,525,645           13.3%
                                                        ---------------           -----
TOTAL UNITED KINGDOM........................              2,318,906,531           18.9%
                                                        ---------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  1,427,849            0.0%
                                                        ---------------           -----
TOTAL COMMON STOCKS.........................             12,225,384,176           99.4%
                                                        ---------------           -----

PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Other Securities........................                  4,578,826            0.1%
                                                        ---------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities........................                    135,079            0.0%
                                                        ---------------           -----
TOTAL PREFERRED STOCKS......................                  4,713,905            0.1%
                                                        ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                        331            0.0%
                                                        ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                         --            0.0%
                                                        ---------------           -----

FRANCE -- (0.0%)
    Other Securities........................                    323,603            0.0%
                                                        ---------------           -----

GERMANY -- (0.0%)
    Other Securities........................                    152,593            0.0%
                                                        ---------------           -----

HONG KONG -- (0.0%)
    Other Securities........................                      3,274            0.0%
                                                        ---------------           -----

ITALY -- (0.0%)
    Other Securities........................                    126,221            0.0%
                                                        ---------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value++     of Net Assets**
                                          ------        -------     ---------------
PORTUGAL -- (0.0%)
       Other Securities................             $            --            0.0%
                                                    ---------------          ------

SINGAPORE -- (0.0%)
       Other Securities................                         203            0.0%
                                                    ---------------          ------

SPAIN -- (0.0%)
       Other Securities................                     885,988            0.0%
                                                    ---------------          ------

UNITED KINGDOM -- (0.0%)
       Other Securities................                     327,476            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                   1,819,689            0.0%
                                                    ---------------          ------

                                                        Value+
                                            -           ------             -
SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@   DFA Short Term Investment Fund.. 113,487,730   1,313,053,034           10.7%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,383,347,936).............               $13,544,970,804          110.2%
                                                    ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   51,305,653 $   774,387,681   --    $   825,693,334
  Austria.....................         63,420      54,026,588   --         54,090,008
  Belgium.....................     17,745,914     161,025,553   --        178,771,467
  Canada......................  1,140,163,277          18,516   --      1,140,181,793
  China.......................             --         423,278   --            423,278
  Denmark.....................      8,989,736     176,883,229   --        185,872,965
  Finland.....................      2,879,754     185,828,547   --        188,708,301
  France......................     87,511,112     834,289,753   --        921,800,865
  Germany.....................     74,885,190     706,381,231   --        781,266,421
  Greece......................             --              --   --                 --
  Hong Kong...................      1,178,781     360,144,798   --        361,323,579
  Ireland.....................     11,115,124      40,050,940   --         51,166,064
  Israel......................     35,879,323      51,445,102   --         87,324,425
  Italy.......................     15,954,887     284,635,666   --        300,590,553
  Japan.......................    119,241,147   2,468,450,146   --      2,587,691,293
  Netherlands.................     50,645,185     254,997,260   --        305,642,445
  New Zealand.................        103,194      38,572,430   --         38,675,624
  Norway......................     19,664,949     102,520,681   --        122,185,630
  Portugal....................        309,758      36,926,949   --         37,236,707
  Russia......................             --         106,452   --            106,452
  Singapore...................         14,607     171,309,213   --        171,323,820
  Spain.......................     40,201,547     301,300,497   --        341,502,044
  Sweden......................      7,291,377     374,155,403   --        381,446,780
  Switzerland.................    115,089,398     726,936,550   --        842,025,948
  United Kingdom..............    660,083,143   1,658,823,388   --      2,318,906,531
  United States...............      1,397,183          30,666   --          1,427,849
Preferred Stocks
  Germany.....................             --       4,578,826   --          4,578,826
  United Kingdom..............             --         135,079   --            135,079
Rights/Warrants
  Australia...................             --             331   --                331
  Austria.....................             --              --   --                 --
  France......................             --         323,603   --            323,603
  Germany.....................             --         152,593   --            152,593
  Hong Kong...................             --           3,274   --              3,274
  Italy.......................             --         126,221   --            126,221
  Portugal....................             --              --   --                 --
  Singapore...................             --             203   --                203
  Spain.......................             --         885,988   --            885,988
  United Kingdom..............        312,720          14,756   --            327,476
Securities Lending Collateral.             --   1,313,053,034   --      1,313,053,034
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,462,026,379 $11,082,944,425   --    $13,544,970,804
                               ============== ===============   ==    ===============


                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                  Value+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $2,968,704,905
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  1,996,995,740
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  1,943,503,950
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,089,493,908
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    832,859,362
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $7,805,376,341)...............................  8,831,557,865
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $7,805,376,341)............................... $8,831,557,865
                                                              ==============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $8,831,557,865   --      --    $8,831,557,865
                                  --------------   --      --    --------------
 TOTAL........................... $8,831,557,865   --      --    $8,831,557,865
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               October 31, 2014


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $508,412,814
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $492,146,590)............................... $508,412,814
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $364,292,333
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $360,079,976)............................... $364,292,333
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               October 31, 2014


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                   Value+
                                                                 -----------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The United Kingdom Small Company Series
      of The DFA Investment Trust Company....................... $35,056,995
                                                                 -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
         $23,694,187)........................................... $35,056,995
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                   Value+
                                                                ------------
   AFFILIATED INVESTMENT COMPANY -- (100.0%)
   Investment in The Continental Small Company Series of The
     DFA Investment Trust Company.............................. $169,046,143
                                                                ------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
        $144,331,374).......................................... $169,046,143
                                                                ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (93.9%)
  AUSTRALIA -- (19.9%)
      CFS Retail Property Trust Group. 18,583,289 $ 34,564,786            1.1%
  #   Dexus Property Group............ 46,210,345   49,389,908            1.6%
      Federation Centres.............. 12,347,359   29,650,888            1.0%
  #   Goodman Group................... 14,756,829   72,045,696            2.3%
      GPT Group (The)................. 14,160,152   51,470,344            1.7%
  #   Investa Office Fund.............  5,292,776   16,699,243            0.5%
  #*  Scentre Group................... 44,164,851  140,883,146            4.6%
      Stockland....................... 20,140,623   75,301,288            2.4%
  *   Westfield Corp.................. 16,671,147  117,148,020            3.8%
      Other Securities................              64,037,833            2.1%
                                                  ------------           -----
  TOTAL AUSTRALIA.....................             651,191,152           21.1%
                                                  ------------           -----

  BELGIUM -- (1.5%)
  #   Cofinimmo SA....................    157,224   18,261,633            0.6%
      Other Securities................              29,674,061            1.0%
                                                  ------------           -----
  TOTAL BELGIUM.......................              47,935,694           1. 6%
                                                  ------------           -----

  CANADA -- (5.3%)
      H&R REIT........................  1,103,860   21,968,489            0.7%
  #   RioCan REIT.....................  1,231,999   29,022,291            0.9%
      Other Securities................             121,715,937            4.0%
                                                  ------------           -----
  TOTAL CANADA........................             172,706,717            5.6%
                                                  ------------           -----

  CHINA -- (0.2%)
      Other Securities................               4,982,005            0.2%
                                                  ------------           -----

  FRANCE -- (4.0%)
      Fonciere Des Regions............    257,388   23,663,104            0.8%
      Gecina SA.......................    208,873   28,268,746            0.9%
      ICADE...........................    335,700   26,711,749            0.9%
      Klepierre.......................    905,121   39,175,341            1.3%
      Other Securities................              13,559,987            0.4%
                                                  ------------           -----
  TOTAL FRANCE........................             131,378,927            4.3%
                                                  ------------           -----

  GERMANY -- (0.4%)
      Other Securities................              12,143,621            0.4%
                                                  ------------           -----
  GREECE -- (0.0%)
      Other Securities................               1,044,767            0.0%
                                                  ------------           -----

  HONG KONG -- (4.3%)
      Link REIT (The)................. 19,435,805  114,419,536            3.7%
      Other Securities................              26,685,286            0.9%
                                                  ------------           -----
  TOTAL HONG KONG.....................             141,104,822            4.6%
                                                  ------------           -----

  ISRAEL -- (0.2%)
      Other Securities................               7,565,685            0.2%
                                                  ------------           -----

  ITALY -- (0.3%)
      Other Securities................              10,637,538            0.3%
                                                  ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                              Percentage
                                                      Shares     Value++    of Net Assets**
                                                      ------     -------    ---------------
JAPAN -- (17.6%)
#   Advance Residence Investment Corp..............     11,195 $ 26,247,032            0.9%
    Frontier Real Estate Investment Corp...........      4,130   19,022,847            0.6%
#   Japan Hotel REIT Investment Corp...............     23,536   14,598,992            0.5%
    Japan Logistics Fund, Inc......................      7,530   16,920,060            0.5%
    Japan Prime Realty Investment Corp.............      6,863   25,274,243            0.8%
    Japan Real Estate Investment Corp..............     10,905   59,424,068            1.9%
    Japan Retail Fund Investment Corp..............     20,401   41,076,269            1.3%
#   Kenedix Office Investment Corp.................      3,498   18,705,207            0.6%
#   Mori Hills REIT Investment Corp................     11,966   16,710,243            0.5%
#   Mori Trust Sogo Reit, Inc......................      9,857   17,611,418            0.6%
    Nippon Accommodations Fund, Inc................      4,065   14,870,892            0.5%
#   Nippon Building Fund, Inc......................     12,309   68,987,575            2.2%
#   Orix JREIT, Inc................................     18,506   24,673,376            0.8%
#   United Urban Investment Corp...................     21,590   34,073,425            1.1%
    Other Securities...............................             174,753,743            5.7%
                                                               ------------           -----
TOTAL JAPAN........................................             572,949,390           18.5%
                                                               ------------           -----
MALAYSIA -- (0.7%)
    Other Securities...............................              23,886,457            0.8%
                                                               ------------           -----
MEXICO -- (1.9%)
#   Fibra Uno Administracion S.A. de C.V........... 13,210,601   45,852,668            1.5%
    Other Securities...............................              15,524,460            0.5%
                                                               ------------           -----
TOTAL MEXICO.......................................              61,377,128            2.0%
                                                               ------------           -----

NETHERLANDS -- (8.7%)
    Corio NV.......................................    617,119   30,038,041            1.0%
    Unibail-Rodamco SE.............................    829,287  212,635,326            6.9%
    Wereldhave NV..................................    191,004   15,659,030            0.5%
    Other Securities...............................              25,689,873            0.8%
                                                               ------------           -----
TOTAL NETHERLANDS..................................             284,022,270            9.2%
                                                               ------------           -----

NEW ZEALAND -- (0.7%)
    Other Securities...............................              21,664,115            0.7%
                                                               ------------           -----

SINGAPORE -- (7.3%)
    Ascendas REIT.................................. 17,145,000   29,780,279            1.0%
#   CapitaCommercial Trust......................... 17,525,000   22,787,274            0.7%
    CapitaMall Trust............................... 20,595,300   31,588,897            1.0%
#   Suntec REIT.................................... 20,476,000   28,447,758            0.9%
    Other Securities...............................             124,234,624            4.1%
                                                               ------------           -----
TOTAL SINGAPORE....................................             236,838,832            7.7%
                                                               ------------           -----

SOUTH AFRICA -- (3.9%)
    Growthpoint Properties, Ltd.................... 16,151,406   39,213,098            1.3%
    Redefine Properties, Ltd....................... 21,537,673   19,515,849            0.6%
    Other Securities...............................              67,596,797            2.2%
                                                               ------------           -----
TOTAL SOUTH AFRICA.................................             126,325,744            4.1%
                                                               ------------           -----

TAIWAN -- (0.4%)
    Other Securities...............................              13,945,781            0.4%
                                                               ------------           -----

TURKEY -- (1.0%)
#   Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.. 19,840,694   22,284,885            0.7%
    Other Securities...............................              10,751,800            0.4%
                                                               ------------           -----
TOTAL TURKEY.......................................              33,036,685            1.1%
                                                               ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
UNITED KINGDOM -- (15.6%)
       British Land Co. P.L.C. (The)...  8,315,595 $   97,098,752            3.1%
       Derwent London P.L.C............    814,790     38,765,810            1.2%
       Great Portland Estates P.L.C....  2,866,484     31,548,662            1.0%
       Hammerson P.L.C.................  6,180,158     60,713,819            2.0%
       Intu Properties P.L.C...........  7,913,628     43,170,585            1.4%
       Land Securities Group P.L.C.....  6,756,959    119,895,804            3.9%
       Segro P.L.C.....................  6,175,812     37,624,807            1.2%
       Shaftesbury P.L.C...............  2,310,809     26,472,834            0.9%
       Other Securities................                55,390,765            1.8%
                                                   --------------          ------
TOTAL UNITED KINGDOM...................               510,681,838           16.5%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             3,065,419,168           99.3%
                                                   --------------          ------

                                                      Value+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@   DFA Short Term Investment Fund.. 17,183,072    198,808,147            6.4%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)..........
  (Cost $2,897,109,357)..............              $3,264,227,315          105.7%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia...................           -- $  651,191,152   --    $  651,191,152
  Belgium.....................           --     47,935,694   --        47,935,694
  Canada...................... $172,706,717             --   --       172,706,717
  China.......................           --      4,982,005   --         4,982,005
  France......................       93,236    131,285,691   --       131,378,927
  Germany.....................           --     12,143,621   --        12,143,621
  Greece......................           --      1,044,767   --         1,044,767
  Hong Kong...................           --    141,104,822   --       141,104,822
  Israel......................           --      7,565,685   --         7,565,685
  Italy.......................           --     10,637,538   --        10,637,538
  Japan.......................           --    572,949,390   --       572,949,390
  Malaysia....................           --     23,886,457   --        23,886,457
  Mexico......................   61,377,128             --   --        61,377,128
  Netherlands.................           --    284,022,270   --       284,022,270
  New Zealand.................           --     21,664,115   --        21,664,115
  Singapore...................           --    236,838,832   --       236,838,832
  South Africa................   21,650,697    104,675,047   --       126,325,744
  Taiwan......................           --     13,945,781   --        13,945,781
  Turkey......................           --     33,036,685   --        33,036,685
  United Kingdom..............           --    510,681,838   --       510,681,838
Securities Lending Collateral.           --    198,808,147   --       198,808,147
                               ------------ --------------   --    --------------
TOTAL......................... $255,827,778 $3,008,399,537   --    $3,264,227,315
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                       Shares        Value+
                                                                     ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc...............................  63,428,427 $2,044,932,484
Investment in DFA International Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc............................... 222,954,469  1,255,233,660
                                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,628,854,364)..........................................              3,300,166,144
                                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional Liquid Reserves, 0.077%
  (Cost $8,924,902).................................................   8,924,902      8,924,902
                                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,637,779,266)..........................................             $3,309,091,046
                                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $3,300,166,144   --      --    $3,300,166,144
 Temporary Cash Investments......      8,924,902   --      --         8,924,902
                                  --------------   --      --    --------------
 TOTAL........................... $3,309,091,046   --      --    $3,309,091,046
                                  ==============   ==      ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                Percentage
                                      Shares      Value++     of Net Assets**
                                      ------      -------     ---------------
  COMMON STOCKS -- (91.6%)
  AUSTRALIA -- (5.0%)
      Primary Health Care, Ltd..... 10,511,594 $   43,076,867            0.4%
      Other Securities.............               593,827,515            5.0%
                                               --------------            ----
  TOTAL AUSTRALIA..................               636,904,382            5.4%
                                               --------------            ----

  AUSTRIA -- (0.7%)
      Other Securities.............                83,565,476            0.7%
                                               --------------            ----

  BELGIUM -- (0.8%)
      Other Securities.............               103,554,907            0.9%
                                               --------------            ----

  CANADA -- (7.9%)
  *   Canfor Corp..................  1,709,447     39,799,378            0.4%
  *   Celestica, Inc...............  4,266,945     46,869,952            0.4%
      RONA, Inc....................  3,166,544     38,631,809            0.3%
      West Fraser Timber Co., Ltd..  1,107,322     58,094,982            0.5%
      Other Securities.............               821,935,286            7.0%
                                               --------------            ----
  TOTAL CANADA.....................             1,005,331,407            8.6%
                                               --------------            ----

  CHINA -- (0.0%)
      Other Securities.............                 2,698,400            0.0%
                                               --------------            ----

  DENMARK -- (1.6%)
  *   Vestas Wind Systems A.S......  2,910,693     97,144,292            0.8%
      Other Securities.............               110,946,585            1.0%
                                               --------------            ----
  TOTAL DENMARK....................               208,090,877            1.8%
                                               --------------            ----

  FINLAND -- (2.1%)
      Huhtamaki Oyj................  1,740,823     44,173,657            0.4%
      Other Securities.............               219,070,337            1.9%
                                               --------------            ----
  TOTAL FINLAND....................               263,243,994            2.3%
                                               --------------            ----

  FRANCE -- (3.4%)
      Havas SA.....................  4,936,605     39,930,886            0.4%
  *   Peugeot SA...................  3,646,402     43,335,736            0.4%
      Other Securities.............               349,882,507            2.9%
                                               --------------            ----
  TOTAL FRANCE.....................               433,149,129            3.7%
                                               --------------            ----

  GERMANY -- (4.6%)
      Aareal Bank AG...............  1,199,589     51,540,648            0.5%
      Aurubis AG...................    993,104     51,842,435            0.5%
      TUI AG.......................  3,423,151     52,422,124            0.5%
      Other Securities.............               423,677,812            3.5%
                                               --------------            ----
  TOTAL GERMANY....................               579,483,019            5.0%
                                               --------------            ----

  GREECE -- (0.0%)
      Other Securities.............                    25,337            0.0%
                                               --------------            ----

  HONG KONG -- (2.4%)
      Other Securities.............               300,028,695            2.6%
                                               --------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                             Shares       Value++     of Net Assets**
                                             ------       -------     ---------------
IRELAND -- (0.4%)
    Smurfit Kappa Group P.L.C.............   2,055,977 $   42,480,051            0.4%
    Other Securities......................                  7,511,030            0.0%
                                                       --------------           -----
TOTAL IRELAND.............................                 49,991,081            0.4%
                                                       --------------           -----

ISRAEL -- (0.7%)
    Other Securities......................                 83,951,496            0.7%
                                                       --------------           -----

ITALY -- (3.6%)
*   Banca Popolare dell'Emilia Romagna SC.   9,396,426     71,701,123            0.6%
#*  Banca Popolare di Milano Scarl........ 110,262,326     83,107,298            0.7%
*   Banco Popolare SC.....................   7,116,853    103,381,009            0.9%
    Other Securities......................                197,935,036            1.7%
                                                       --------------           -----
TOTAL ITALY...............................                456,124,466            3.9%
                                                       --------------           -----

JAPAN -- (22.4%)
#   Fujikura, Ltd.........................   9,669,000     40,615,669            0.4%
    Other Securities......................              2,795,500,479           23.9%
                                                       --------------           -----
TOTAL JAPAN...............................              2,836,116,148           24.3%
                                                       --------------           -----

NETHERLANDS -- (2.0%)
#*  APERAM................................   1,753,419     50,449,201            0.4%
    Delta Lloyd NV........................   2,460,680     56,086,880            0.5%
    Other Securities......................                145,390,828            1.3%
                                                       --------------           -----
TOTAL NETHERLANDS.........................                251,926,909            2.2%
                                                       --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities......................                 44,837,058            0.4%
                                                       --------------           -----

NORWAY -- (0.8%)
    Other Securities......................                108,746,243            0.9%
                                                       --------------           -----

PORTUGAL -- (0.7%)
#*  Banco Comercial Portugues SA.......... 516,415,630     58,368,713            0.5%
    Other Securities......................                 25,444,499            0.2%
                                                       --------------           -----
TOTAL PORTUGAL............................                 83,813,212            0.7%
                                                       --------------           -----

RUSSIA -- (0.0%)
    Other Securities......................                    547,872            0.0%
                                                       --------------           -----

SINGAPORE -- (1.4%)
    Other Securities......................                177,759,393            1.5%
                                                       --------------           -----

SPAIN -- (2.5%)
    Bankinter SA..........................   8,991,387     74,381,317            0.7%
*   Gamesa Corp. Tecnologica SA...........   6,939,007     68,509,030            0.6%
    Other Securities......................                169,291,735            1.4%
                                                       --------------           -----
TOTAL SPAIN...............................                312,182,082            2.7%
                                                       --------------           -----

SWEDEN -- (3.3%)
    BillerudKorsnas AB....................   3,504,601     51,117,323            0.4%
    Holmen AB Class B.....................   1,382,044     45,742,308            0.4%
    Trelleborg AB Class B.................   5,269,972     90,223,713            0.8%
    Other Securities......................                232,132,103            2.0%
                                                       --------------           -----
TOTAL SWEDEN..............................                419,215,447            3.6%
                                                       --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                            Shares       Value++     of Net Assets**
                                            ------       -------     ---------------
SWITZERLAND -- (3.8%)
    Helvetia Holding AG..................    159,664 $    75,922,724            0.7%
    Swiss Life Holding AG................    175,357      40,234,036            0.4%
    Other Securities.....................                370,257,438            3.1%
                                                     ---------------           -----
TOTAL SWITZERLAND........................                486,414,198            4.2%
                                                     ---------------           -----

UNITED KINGDOM -- (21.2%)
    Amlin P.L.C.......................... 11,064,118      80,751,776            0.7%
    Ashtead Group P.L.C..................  7,730,038     129,510,847            1.1%
    Barratt Developments P.L.C........... 21,380,562     143,728,193            1.2%
    Beazley P.L.C........................ 12,470,827      52,380,139            0.5%
    Bellway P.L.C........................  3,448,205      96,725,996            0.8%
    Bodycote P.L.C.......................  5,021,077      50,254,417            0.4%
    Bovis Homes Group P.L.C..............  3,801,855      51,345,061            0.4%
    Catlin Group, Ltd....................  9,089,700      78,087,662            0.7%
    Close Brothers Group P.L.C...........  1,724,250      40,463,125            0.4%
    CSR P.L.C............................  4,886,688      65,673,331            0.6%
    Dixons Carphone P.L.C................ 11,398,297      72,376,637            0.6%
    DS Smith P.L.C....................... 15,172,280      64,440,510            0.6%
#   Greene King P.L.C....................  4,957,978      63,741,992            0.6%
    Hiscox, Ltd..........................  8,547,223      93,222,509            0.8%
    Home Retail Group P.L.C.............. 16,459,487      48,301,027            0.4%
    Inchcape P.L.C.......................  8,858,210      98,683,203            0.9%
    Millennium & Copthorne Hotels P.L.C..  4,813,561      43,911,265            0.4%
    Mondi P.L.C..........................  3,867,542      65,363,271            0.6%
    Persimmon P.L.C......................  7,668,009     180,084,568            1.5%
    Taylor Wimpey P.L.C.................. 74,080,800     140,721,013            1.2%
*   Thomas Cook Group P.L.C.............. 24,698,963      49,209,419            0.4%
    Travis Perkins P.L.C.................  4,401,386     116,620,284            1.0%
    Vesuvius P.L.C.......................  5,951,466      40,633,041            0.4%
    Other Securities.....................                825,369,548            6.8%
                                                     ---------------           -----
TOTAL UNITED KINGDOM.....................              2,691,598,834           23.0%
                                                     ---------------           -----
TOTAL COMMON STOCKS......................             11,619,300,062           99.5%
                                                     ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.....................                      1,706            0.0%
                                                     ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities.....................                         --            0.0%
                                                     ---------------           -----

FRANCE -- (0.0%)
    Other Securities.....................                  1,469,043            0.0%
                                                     ---------------           -----

HONG KONG -- (0.0%)
    Other Securities.....................                     22,154            0.0%
                                                     ---------------           -----

ISRAEL -- (0.0%)
    Other Securities.....................                     10,062            0.0%
                                                     ---------------           -----

ITALY -- (0.0%)
    Other Securities.....................                     95,467            0.0%
                                                     ---------------           -----

SPAIN -- (0.0%)
    Other Securities.....................                      2,218            0.0%
                                                     ---------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
UNITED KINGDOM -- (0.0%)
       Other Securities................            $         1,154            0.0%
                                                   ---------------          ------
TOTAL RIGHTS/WARRANTS..................                  1,601,804            0.0%
                                                   ---------------          ------

                                                       Value+
                                            -          ------             -
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@   DFA Short Term Investment Fund.. 91,962,199   1,064,002,644            9.1%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,124,184,844).............              $12,684,904,510          108.6%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   10,888,717 $   626,015,665   --    $   636,904,382
  Austria.....................             --      83,565,476   --         83,565,476
  Belgium.....................             --     103,554,907   --        103,554,907
  Canada......................  1,004,947,054         384,353   --      1,005,331,407
  China.......................             --       2,698,400   --          2,698,400
  Denmark.....................             --     208,090,877   --        208,090,877
  Finland.....................             --     263,243,994   --        263,243,994
  France......................      1,125,211     432,023,918   --        433,149,129
  Germany.....................      1,649,140     577,833,879   --        579,483,019
  Greece......................             --          25,337   --             25,337
  Hong Kong...................         16,897     300,011,798   --        300,028,695
  Ireland.....................             --      49,991,081   --         49,991,081
  Israel......................             --      83,951,496   --         83,951,496
  Italy.......................             --     456,124,466   --        456,124,466
  Japan.......................     15,666,766   2,820,449,382   --      2,836,116,148
  Netherlands.................             --     251,926,909   --        251,926,909
  New Zealand.................      1,190,287      43,646,771   --         44,837,058
  Norway......................             --     108,746,243   --        108,746,243
  Portugal....................             --      83,813,212   --         83,813,212
  Russia......................             --         547,872   --            547,872
  Singapore...................        963,844     176,795,549   --        177,759,393
  Spain.......................         27,916     312,154,166   --        312,182,082
  Sweden......................             --     419,215,447   --        419,215,447
  Switzerland.................             --     486,414,198   --        486,414,198
  United Kingdom..............      1,148,986   2,690,449,848   --      2,691,598,834
Rights/Warrants
  Australia...................             --           1,706   --              1,706
  Austria.....................             --              --   --                 --
  France......................             --       1,469,043   --          1,469,043
  Hong Kong...................             --          22,154   --             22,154
  Israel......................             --          10,062   --             10,062
  Italy.......................             --          95,467   --             95,467
  Spain.......................             --           2,218   --              2,218
  United Kingdom..............             --           1,154   --              1,154
Securities Lending Collateral.             --   1,064,002,644   --      1,064,002,644
                               -------------- ---------------   --    ---------------
TOTAL......................... $1,037,624,818 $11,647,279,692   --    $12,684,904,510
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (90.0%)
AUSTRALIA -- (6.4%)
#   Australia & New Zealand Banking Group, Ltd.. 122,194 $  3,615,790            0.3%
#   BHP Billiton, Ltd........................... 109,768    3,283,910            0.3%
    National Australia Bank, Ltd................  90,701    2,805,904            0.2%
    Origin Energy, Ltd.......................... 180,805    2,271,403            0.2%
    Other Securities............................           79,986,697            6.0%
                                                         ------------            ----
TOTAL AUSTRALIA.................................           91,963,704            7.0%
                                                         ------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................            6,584,288            0.5%
                                                         ------------            ----

BELGIUM -- (1.4%)
    Delhaize Group SA...........................  33,045    2,259,447            0.2%
    Other Securities............................           18,234,813            1.4%
                                                         ------------            ----
TOTAL BELGIUM...................................           20,494,260            1.6%
                                                         ------------            ----

CANADA -- (8.5%)
    Suncor Energy, Inc..........................  82,938    2,947,616            0.2%
    Other Securities............................          119,497,072            9.2%
                                                         ------------            ----
TOTAL CANADA....................................          122,444,688            9.4%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................               74,706            0.0%
                                                         ------------            ----

DENMARK -- (1.4%)
    Other Securities............................           20,644,331            1.6%
                                                         ------------            ----

FINLAND -- (1.9%)
    Fortum Oyj.................................. 107,420    2,491,261            0.2%
    Nokia Oyj................................... 340,765    2,847,396            0.2%
    UPM-Kymmene Oyj............................. 170,168    2,699,292            0.2%
    Other Securities............................           19,384,098            1.5%
                                                         ------------            ----
TOTAL FINLAND...................................           27,422,047            2.1%
                                                         ------------            ----

FRANCE -- (6.0%)
    BNP Paribas SA..............................  44,274    2,782,269            0.2%
    Cie de St-Gobain............................  72,210    3,103,936            0.3%
    GDF Suez.................................... 142,877    3,469,042            0.3%
    Orange SA................................... 177,688    2,828,859            0.2%
    Renault SA..................................  30,047    2,235,084            0.2%
    Total SA....................................  79,639    4,754,708            0.4%
    Other Securities............................           67,065,060            5.0%
                                                         ------------            ----
TOTAL FRANCE....................................           86,238,958            6.6%
                                                         ------------            ----

GERMANY -- (5.2%)
    Allianz SE..................................  20,504    3,260,590            0.3%
    Bayerische Motoren Werke AG.................  31,783    3,408,336            0.3%
    Daimler AG..................................  35,601    2,775,774            0.2%
    RWE AG......................................  85,573    3,036,281            0.2%
    Other Securities............................           62,738,998            4.7%
                                                         ------------            ----
TOTAL GERMANY...................................           75,219,979            5.7%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
GREECE -- (0.0%)
    Other Securities...................................           $         --            0.0%
                                                                  ------------           -----

HONG KONG -- (2.8%)
    Other Securities...................................             40,258,385            3.1%
                                                                  ------------           -----

IRELAND -- (0.5%)
    Other Securities...................................              6,871,293            0.5%
                                                                  ------------           -----

ISRAEL -- (0.7%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    55,754    3,148,428            0.3%
    Other Securities...................................              6,909,385            0.5%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             10,057,813            0.8%
                                                                  ------------           -----

ITALY -- (2.4%)
    Unione di Banche Italiane SCPA.....................   339,391    2,665,405            0.2%
    Other Securities...................................             32,149,174            2.5%
                                                                  ------------           -----
TOTAL ITALY............................................             34,814,579            2.7%
                                                                  ------------           -----

JAPAN -- (19.7%)
    Mitsubishi UFJ Financial Group, Inc................   740,600    4,317,115            0.4%
    Mizuho Financial Group, Inc........................ 1,369,660    2,495,953            0.2%
    Sumitomo Mitsui Financial Group, Inc...............    73,541    2,999,216            0.3%
    Toyota Motor Corp. Sponsored ADR...................    20,242    2,456,367            0.2%
    Other Securities...................................            271,843,890           20.6%
                                                                  ------------           -----
TOTAL JAPAN............................................            284,112,541           21.7%
                                                                  ------------           -----

NETHERLANDS -- (2.2%)
    Aegon NV...........................................   267,671    2,181,639            0.2%
    Other Securities...................................             29,787,913            2.2%
                                                                  ------------           -----
TOTAL NETHERLANDS......................................             31,969,552            2.4%
                                                                  ------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities...................................              6,098,591            0.5%
                                                                  ------------           -----

NORWAY -- (0.9%)
    Other Securities...................................             12,606,921            1.0%
                                                                  ------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................              4,739,339            0.4%
                                                                  ------------           -----

RUSSIA -- (0.0%)
    Other Securities...................................                 41,460            0.0%
                                                                  ------------           -----

SINGAPORE -- (1.3%)
    Other Securities...................................             17,906,031            1.4%
                                                                  ------------           -----

SPAIN -- (2.3%)
    Banco Santander SA.................................   514,893    4,549,349            0.4%
    Iberdrola SA.......................................   400,479    2,834,957            0.2%
    Other Securities...................................             26,109,666            2.0%
                                                                  ------------           -----
TOTAL SPAIN............................................             33,493,972            2.6%
                                                                  ------------           -----

SWEDEN -- (2.8%)
    Other Securities...................................             39,595,979            3.0%
                                                                  ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
SWITZERLAND -- (5.9%)
    Aryzta AG...............................    25,690 $    2,191,397            0.2%
    Clariant AG.............................   127,828      2,229,708            0.2%
    Credit Suisse Group AG..................    94,484      2,517,412            0.2%
    Julius Baer Group, Ltd..................    56,140      2,461,050            0.2%
    Lonza Group AG..........................    19,866      2,188,965            0.2%
    Nestle SA...............................    92,984      6,818,898            0.5%
    Novartis AG.............................    53,863      4,998,640            0.4%
    Swiss Re AG.............................    49,846      4,030,588            0.3%
    Zurich Insurance Group AG...............    15,572      4,712,530            0.4%
    Other Securities........................               52,893,358            3.9%
                                                       --------------           -----
TOTAL SWITZERLAND...........................               85,042,546            6.5%
                                                       --------------           -----

UNITED KINGDOM -- (16.5%)
    Anglo American P.L.C....................   214,596      4,530,883            0.4%
    Barratt Developments P.L.C..............   440,009      2,957,906            0.2%
    BG Group P.L.C..........................   132,145      2,202,333            0.2%
    BP P.L.C................................   311,879      2,243,939            0.2%
    BP P.L.C. Sponsored ADR.................   139,975      6,083,313            0.5%
    Friends Life Group, Ltd.................   461,924      2,395,548            0.2%
#   HSBC Holdings P.L.C. Sponsored ADR......   186,519      9,516,199            0.7%
*   Lloyds Banking Group P.L.C.............. 2,860,531      3,532,438            0.3%
    Old Mutual P.L.C........................   807,532      2,507,852            0.2%
    Royal Dutch Shell P.L.C. ADR(780259206).    80,746      5,796,755            0.4%
#   Royal Dutch Shell P.L.C. ADR(780259107).    80,780      6,031,843            0.5%
*   RSA Insurance Group P.L.C...............   287,221      2,222,416            0.2%
    Vodafone Group P.L.C. Sponsored ADR.....   100,243      3,330,079            0.3%
    Other Securities........................              185,172,377           14.0%
                                                       --------------           -----
TOTAL UNITED KINGDOM........................              238,523,881           18.3%
                                                       --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  257,208            0.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,297,477,052           99.4%
                                                       --------------           -----

PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Other Securities........................                  165,949            0.0%
                                                       --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities........................                   10,532            0.0%
                                                       --------------           -----
TOTAL PREFERRED STOCKS......................                  176,481            0.0%
                                                       --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

FRANCE -- (0.0%)
    Other Securities........................                  111,443            0.0%
                                                       --------------           -----

GERMANY -- (0.0%)
    Other Securities........................                   27,664            0.0%
                                                       --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
HONG KONG -- (0.0%)
        Other Securities................            $          106            0.0%
                                                    --------------          ------

ITALY -- (0.0%)
        Other Securities................                    23,841            0.0%
                                                    --------------          ------

PORTUGAL -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SPAIN -- (0.0%)
        Other Securities................                   107,522            0.0%
                                                    --------------          ------

UNITED KINGDOM -- (0.0%)
        Other Securities................                    62,254            0.0%
                                                    --------------          ------

TOTAL RIGHTS/WARRANTS...................                   332,830            0.0%
                                                    --------------          ------

                                                       Value+
                                             -         ------             -
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@    DFA Short Term Investment Fund.. 12,484,902    144,450,312           11.1%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,286,589,117)...............              $1,442,436,675          110.5%
                                                    ==============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  2,066,649 $   89,897,055   --    $   91,963,704
  Austria.....................           --      6,584,288   --         6,584,288
  Belgium.....................      934,668     19,559,592   --        20,494,260
  Canada......................  122,439,760          4,928   --       122,444,688
  China.......................           --         74,706   --            74,706
  Denmark.....................           --     20,644,331   --        20,644,331
  Finland.....................           --     27,422,047   --        27,422,047
  France......................    1,635,850     84,603,108   --        86,238,958
  Germany.....................    3,636,537     71,583,442   --        75,219,979
  Greece......................           --             --   --                --
  Hong Kong...................      377,181     39,881,204   --        40,258,385
  Ireland.....................    1,510,705      5,360,588   --         6,871,293
  Israel......................    3,514,247      6,543,566   --        10,057,813
  Italy.......................      932,201     33,882,378   --        34,814,579
  Japan.......................    5,424,818    278,687,723   --       284,112,541
  Netherlands.................    4,863,241     27,106,311   --        31,969,552
  New Zealand.................        3,791      6,094,800   --         6,098,591
  Norway......................      782,276     11,824,645   --        12,606,921
  Portugal....................           --      4,739,339   --         4,739,339
  Russia......................           --         41,460   --            41,460
  Singapore...................           --     17,906,031   --        17,906,031
  Spain.......................    1,223,825     32,270,147   --        33,493,972
  Sweden......................           --     39,595,979   --        39,595,979
  Switzerland.................    4,863,620     80,178,926   --        85,042,546
  United Kingdom..............   41,468,468    197,055,413   --       238,523,881
  United States...............      221,853         35,355   --           257,208
Preferred Stocks
  Germany.....................           --        165,949   --           165,949
  United Kingdom..............           --         10,532   --            10,532
Rights/Warrants
  Australia...................           --             --   --                --
  Austria.....................           --             --   --                --
  France......................           --        111,443   --           111,443
  Germany.....................           --         27,664   --            27,664
  Hong Kong...................           --            106   --               106
  Italy.......................           --         23,841   --            23,841
  Portugal....................           --             --   --                --
  Spain.......................           --        107,522   --           107,522
  United Kingdom..............       60,121          2,133   --            62,254
Securities Lending Collateral.           --    144,450,312   --       144,450,312
                               ------------ --------------   --    --------------
TOTAL......................... $195,959,811 $1,246,476,864   --    $1,442,436,675
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014


                                                              Shares     Value+
                                                              ------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................         $ 77,633,954
Investment in Dimensional Emerging Markets Value Fund........           26,567,397
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 490,444    9,588,177
                                                                      ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $104,616,352).....................................          113,789,528
                                                                      ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $104,616,352).....................................         $113,789,528
                                                                      ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $113,789,528   --      --    $113,789,528
                                    ------------   --      --    ------------
   TOTAL........................... $113,789,528   --      --    $113,789,528
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014


                                                               Shares      Value+
                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 4,787,335 $ 93,592,398
Investment in Dimensional Emerging Markets Value Fund........             34,756,718
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc........................ 1,205,268   13,571,316
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company...........................              9,043,760
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $144,053,325).....................................            150,964,192
                                                                        ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $144,053,325).....................................           $150,964,192
                                                                        ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $150,964,192   --      --    $150,964,192
                                    ------------   --      --    ------------
   TOTAL........................... $150,964,192   --      --    $150,964,192
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014


                                                            Shares      Value+
                                                          ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 25,721,741 $312,519,151
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................  4,644,337   93,258,277
                                                                     ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $407,876,986).................................             405,777,428
                                                                     ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $407,876,986).................................            $405,777,428
                                                                     ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $405,777,428   --      --    $405,777,428
                                    ------------   --      --    ------------
   TOTAL........................... $405,777,428   --      --    $405,777,428
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                           Shares     Value+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,165,013 $38,342,379
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,403,932  29,207,774
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   403,210   8,096,465
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $78,254,054)..................................            75,646,618
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.077%
  (Cost $35,161).........................................    35,161      35,161
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $78,289,215)..................................           $75,681,779
                                                                    ===========

Summary of the Fund's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $75,646,618    --      --    $75,646,618
    Temporary Cash Investments......      35,161    --      --         35,161
                                     -----------    --      --    -----------
    TOTAL........................... $75,681,779    --      --    $75,681,779
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,703,600 $ 64,220,425
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 4,374,226   53,146,850
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 1,190,179   23,898,796
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $124,892,002).................................            141,266,071
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $124,892,002).................................           $141,266,071
                                                                    ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                   ------------------------------------------
                                     Level 1    Level 2  Level 3    Total
                                   ------------ -------- ------- ------------
  Affiliated Investment Companies. $141,266,071       --   --    $141,266,071
  Futures Contracts**.............       51,312       --   --          51,312
  Forward Currency Contracts**....           -- $638,471   --         638,471
                                   ------------ --------   --    ------------
  TOTAL........................... $141,317,383 $638,471   --    $141,955,854
                                   ============ ========   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               October 31, 2014

                          EMERGING MARKETS PORTFOLIO

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $4,080,491,363
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $2,936,204,861)............................. $4,080,491,363
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $4,861,063,765
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $4,385,025,944)............................. $4,861,063,765
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $18,743,741,686
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $18,506,989,599)............................ $18,743,741,686
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (87.8%)
BRAZIL -- (6.2%)
    AMBEV SA ADR........................................   9,300,659 $   62,128,402            0.4%
    Banco do Brasil SA..................................   3,629,612     40,618,726            0.3%
    BM&FBovespa SA......................................   9,686,489     42,623,863            0.3%
    Petroleo Brasileiro SA ADR..........................   3,836,209     44,883,645            0.3%
    Other Securities....................................                875,869,697            5.5%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,066,124,333            6.8%
                                                                     --------------           -----

CHILE -- (1.3%)
    Other Securities....................................                224,236,416            1.4%
                                                                     --------------           -----

CHINA -- (14.1%)
    Bank of China, Ltd. Class H......................... 157,471,702     75,373,982            0.5%
    China Construction Bank Corp. Class H............... 195,696,302    146,008,799            0.9%
    China Mobile, Ltd...................................   3,987,000     49,711,104            0.3%
#   China Mobile, Ltd. Sponsored ADR....................   1,861,391    115,573,767            0.7%
    CNOOC, Ltd..........................................  31,447,000     49,161,651            0.3%
#   CNOOC, Ltd. ADR.....................................     239,300     37,419,341            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 200,441,725    132,825,859            0.9%
    Tencent Holdings, Ltd...............................   9,231,600    148,372,706            1.0%
    Other Securities....................................              1,659,270,901           10.5%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,413,718,110           15.4%
                                                                     --------------           -----

COLOMBIA -- (0.5%)
    Other Securities....................................                 77,013,599            0.5%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 38,214,099            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 11,209,468            0.1%
                                                                     --------------           -----

GREECE -- (0.4%)
    Other Securities....................................                 75,174,054            0.5%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    180,757            0.0%
                                                                     --------------           -----

HUNGARY -- (0.2%)
    Other Securities....................................                 33,286,857            0.2%
                                                                     --------------           -----

INDIA -- (8.7%)
    HDFC Bank, Ltd......................................   2,994,559     44,629,222            0.3%
#   Infosys, Ltd. Sponsored ADR.........................     875,587     58,541,747            0.4%
    Reliance Industries, Ltd............................   3,980,031     64,496,597            0.4%
    Tata Consultancy Services, Ltd......................     972,691     41,495,249            0.3%
    Other Securities....................................              1,288,652,946            8.1%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,497,815,761            9.5%
                                                                     --------------           -----

INDONESIA -- (2.8%)
    Astra International Tbk PT..........................  72,654,500     40,738,177            0.3%
    Other Securities....................................                438,370,964            2.7%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                479,109,141            3.0%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------
MALAYSIA -- (4.3%)
    Malayan Banking Bhd....................... 16,366,740 $   48,283,910            0.3%
    Other Securities..........................               681,135,791            4.3%
                                                          --------------           -----
TOTAL MALAYSIA................................               729,419,701            4.6%
                                                          --------------           -----

MEXICO -- (5.0%)
    Alfa S.A.B. de C.V. Class A............... 12,848,389     41,017,525            0.3%
#   America Movil S.A.B. de C.V. Series L ADR.  3,035,166     74,088,401            0.5%
#*  Cemex S.A.B. de C.V. Sponsored ADR........  6,484,813     79,763,198            0.5%
    Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR............................    599,632     57,708,584            0.4%
    Grupo Financiero Banorte S.A.B. de C.V....  8,504,555     54,502,411            0.3%
#   Grupo Mexico S.A.B. de C.V. Series B...... 16,098,780     55,411,005            0.4%
    Grupo Televisa S.A.B. Sponsored ADR.......  1,810,392     65,427,567            0.4%
    Other Securities..........................               437,898,901            2.7%
                                                          --------------           -----
TOTAL MEXICO..................................               865,817,592            5.5%
                                                          --------------           -----

PERU -- (0.1%)
    Other Securities..........................                23,298,299            0.2%
                                                          --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities..........................               228,026,975            1.5%
                                                          --------------           -----

POLAND -- (1.8%)
    Other Securities..........................               307,892,448            2.0%
                                                          --------------           -----

RUSSIA -- (1.7%)
    Gazprom OAO Sponsored ADR................. 11,798,088     78,171,913            0.5%
    Other Securities..........................               206,406,811            1.3%
                                                          --------------           -----
TOTAL RUSSIA..................................               284,578,724            1.8%
                                                          --------------           -----

SOUTH AFRICA -- (7.3%)
    Bidvest Group, Ltd. (The).................  1,505,451     41,432,531            0.3%
    FirstRand, Ltd............................ 10,566,034     45,257,744            0.3%
    MTN Group, Ltd............................  4,967,624    109,998,339            0.7%
    Naspers, Ltd. Class N.....................    654,201     81,597,924            0.5%
    Sanlam, Ltd...............................  8,139,212     51,432,006            0.3%
    Sasol, Ltd................................    994,736     49,672,340            0.3%
    Sasol, Ltd. Sponsored ADR.................    983,103     49,341,940            0.3%
#   Standard Bank Group, Ltd..................  4,181,964     52,662,521            0.3%
#   Steinhoff International Holdings, Ltd.....  9,553,168     48,874,104            0.3%
    Other Securities..........................               720,543,679            4.7%
                                                          --------------           -----
TOTAL SOUTH AFRICA............................             1,250,813,128            8.0%
                                                          --------------           -----

SOUTH KOREA -- (13.4%)
    Hana Financial Group, Inc.................  1,140,149     39,483,163            0.3%
    Hyundai Motor Co..........................    364,834     57,892,430            0.4%
#   Naver Corp................................     60,144     42,559,210            0.3%
    POSCO ADR.................................    511,345     36,591,848            0.3%
    Samsung Electronics Co., Ltd..............    348,260    406,120,741            2.6%
#*  SK Hynix, Inc.............................  1,223,154     54,545,683            0.4%
    Other Securities..........................             1,667,152,633           10.4%
                                                          --------------           -----
TOTAL SOUTH KOREA.............................             2,304,345,708           14.7%
                                                          --------------           -----

SPAIN -- (0.0%)
    Other Securities..........................                   710,343            0.0%
                                                          --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------
TAIWAN -- (13.3%)
    Hon Hai Precision Industry Co., Ltd.................... 44,256,377 $   140,071,295            0.9%
#   Taiwan Semiconductor Manufacturing Co., Ltd............ 40,714,652     176,492,743            1.1%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  3,587,659      79,000,251            0.5%
    Other Securities.......................................              1,888,459,319           12.0%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              2,284,023,608           14.5%
                                                                       ---------------           -----

THAILAND -- (3.1%)
    PTT PCL................................................  3,548,380      40,092,227            0.3%
    Other Securities.......................................                485,581,506            3.0%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                525,673,733            3.3%
                                                                       ---------------           -----

TURKEY -- (2.0%)
    Other Securities.......................................                350,405,567            2.2%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             15,071,088,421           95.9%
                                                                       ---------------           -----

PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
    Banco Bradesco SA......................................  2,851,473      42,951,675            0.3%
#   Banco Bradesco SA ADR..................................  5,097,969      76,367,571            0.5%
    Itau Unibanco Holding SA...............................  3,529,263      52,373,393            0.4%
    Itau Unibanco Holding SA ADR...........................  6,110,461      90,190,404            0.6%
    Petroleo Brasileiro SA Sponsored ADR...................  5,128,535      62,721,983            0.4%
    Other Securities.......................................                193,832,482            1.1%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                518,437,508            3.3%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  1,292,018            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 17,751,681            0.1%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                537,481,207            3.4%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.......................................                      1,578            0.0%
                                                                       ---------------           -----

HONG KONG -- (0.0%)
    Other Securities.......................................                    589,439            0.0%
                                                                       ---------------           -----

INDONESIA -- (0.0%)
    Other Securities.......................................                      4,004            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

POLAND -- (0.0%)
    Other Securities.......................................                      4,672            0.0%
                                                                       ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                     12,479            0.0%
                                                                       ---------------           -----

TAIWAN -- (0.0%)
    Other Securities.......................................                      1,231            0.0%
                                                                       ---------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value++     of Net Assets**
                                          ------        -------     ---------------
THAILAND -- (0.0%)
        Other Securities...............             $       141,300            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                     754,703            0.0%
                                                    ---------------          ------

                                                        Value+
                                            -           ------             -
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@    DFA Short Term Investment Fund. 134,800,951   1,559,646,998            9.9%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,821,830,424).............               $17,168,971,329          109.2%
                                                    ===============          ======

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  336,497,923 $   729,626,410   --    $ 1,066,124,333
  Chile.......................     63,360,193     160,876,223   --        224,236,416
  China.......................    256,973,549   2,156,744,561   --      2,413,718,110
  Colombia....................     77,013,599              --   --         77,013,599
  Czech Republic..............             --      38,214,099   --         38,214,099
  Egypt.......................             --      11,209,468   --         11,209,468
  Greece......................      1,939,009      73,235,045   --         75,174,054
  Hong Kong...................             --         180,757   --            180,757
  Hungary.....................        245,839      33,041,018   --         33,286,857
  India.......................    154,248,766   1,343,566,995   --      1,497,815,761
  Indonesia...................     18,275,402     460,833,739   --        479,109,141
  Malaysia....................          2,543     729,417,158   --        729,419,701
  Mexico......................    865,718,529          99,063   --        865,817,592
  Peru........................     23,298,299              --   --         23,298,299
  Philippines.................      5,515,795     222,511,180   --        228,026,975
  Poland......................             --     307,892,448   --        307,892,448
  Russia......................      8,164,696     276,414,028   --        284,578,724
  South Africa................     94,442,565   1,156,370,563   --      1,250,813,128
  South Korea.................    112,829,958   2,191,515,750   --      2,304,345,708
  Spain.......................        710,343              --   --            710,343
  Taiwan......................    107,784,054   2,176,239,554   --      2,284,023,608
  Thailand....................    525,673,733              --   --        525,673,733
  Turkey......................      5,503,487     344,902,080   --        350,405,567
Preferred Stocks
  Brazil......................    264,637,009     253,800,499   --        518,437,508
  Chile.......................             --       1,292,018   --          1,292,018
  Colombia....................     17,751,681              --   --         17,751,681
Rights/Warrants
  Brazil......................             --           1,578   --              1,578
  Hong Kong...................             --         589,439   --            589,439
  Indonesia...................             --           4,004   --              4,004
  Malaysia....................             --              --   --                 --
  Poland......................             --           4,672   --              4,672
  South Korea.................             --          12,479   --             12,479
  Taiwan......................             --           1,231   --              1,231
  Thailand....................             --         141,300   --            141,300
Securities Lending Collateral.             --   1,559,646,998   --      1,559,646,998
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,940,586,972 $14,228,384,357   --    $17,168,971,329
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                     Enhanced U.S.
                                                                         Large     U.S. Large Cap
                                                                        Company        Equity     U.S. Large Cap
                                                                       Portfolio     Portfolio*   Value Portfolio
                                                                     ------------- -------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............           --             --  $   15,138,176
Investments at Value (including $2,693, $9,261, $0 and
 $1,036,309 of securities on loan, respectively).................... $    212,207   $    262,248              --
Temporary Cash Investments at Value & Cost..........................           --          1,462              --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................        2,758          9,300              --
Cash................................................................        8,088             65              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........           --             --              --
  Dividends, Interest and Tax Reclaims..............................        1,005            259              --
  Securities Lending Income.........................................           --              4              --
  Fund Shares Sold..................................................          189         12,685          18,115
  Futures Margin Variation..........................................        2,343             --              --
Unrealized Gain on Forward Currency Contracts.......................          244             --              --
Prepaid Expenses and Other Assets...................................           12             11             100
                                                                     ------------   ------------  --------------
    Total Assets....................................................      226,846        286,034      15,156,391
                                                                     ------------   ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................        2,758          9,300              --
  Investment Securities/Affiliated Investment Company
   Purchased........................................................        7,159          1,505              --
  Fund Shares Redeemed..............................................          120            226           6,970
  Due to Advisor....................................................           35             26           1,832
Unrealized Loss on Forward Currency Contracts.......................           39             --              --
Accrued Expenses and Other Liabilities..............................           16             22             608
                                                                     ------------   ------------  --------------
    Total Liabilities...............................................       10,127         11,079           9,410
                                                                     ------------   ------------  --------------
NET ASSETS.......................................................... $    216,719   $    274,955  $   15,146,981
                                                                     ============   ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $16,971 and shares outstanding of 0; 0; 0 and 731,895,
 respectively.......................................................          N/A            N/A             N/A
                                                                     ============   ============  ==============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A
                                                                     ============   ============  ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $82,977 and shares outstanding of 0; 0; 0 and 3,589,366,
 respectively.......................................................          N/A            N/A             N/A
                                                                     ============   ============  ==============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A
                                                                     ============   ============  ==============
Institutional Class Shares -- based on net assets of $216,719;
 $274,955; $15,146,981 and $5,490,959 and shares
 outstanding of 15,874,939; 21,735,115; 448,845,985 and
 237,045,635, respectively.......................................... $      13.65   $      12.65  $        33.75
                                                                     ============   ============  ==============
NUMBER OF SHARES AUTHORIZED.........................................  300,000,000    100,000,000   2,000,000,000
                                                                     ============   ============  ==============
Investments in Affiliated Investment Company at Cost................ $         --   $         --  $    9,823,414
                                                                     ============   ============  ==============
Investments at Cost................................................. $    207,934   $    226,852  $           --
                                                                     ============   ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    184,906   $    238,506  $    9,713,491
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          149            502          32,662
Accumulated Net Realized Gain (Loss)................................       20,138            551          86,066
Net Unrealized Foreign Exchange Gain (Loss).........................          191             --              --
Net Unrealized Appreciation (Depreciation)..........................       11,335         35,396       5,314,762
                                                                     ------------   ------------  --------------
NET ASSETS.......................................................... $    216,719   $    274,955  $   15,146,981
                                                                     ============   ============  ==============


                                                                      U.S. Targeted
                                                                     Value Portfolio*
                                                                     ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...............             --
Investments at Value (including $2,693, $9,261, $0 and
 $1,036,309 of securities on loan, respectively)....................   $  5,574,818
Temporary Cash Investments at Value & Cost..........................         14,280
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................      1,024,559
Cash................................................................         15,714
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........          7,515
  Dividends, Interest and Tax Reclaims..............................          2,171
  Securities Lending Income.........................................            373
  Fund Shares Sold..................................................          5,112
  Futures Margin Variation..........................................             --
Unrealized Gain on Forward Currency Contracts.......................             --
Prepaid Expenses and Other Assets...................................             46
                                                                       ------------
    Total Assets....................................................      6,644,588
                                                                       ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................      1,024,559
  Investment Securities/Affiliated Investment Company
   Purchased........................................................         17,070
  Fund Shares Redeemed..............................................         10,140
  Due to Advisor....................................................          1,558
Unrealized Loss on Forward Currency Contracts.......................             --
Accrued Expenses and Other Liabilities..............................            354
                                                                       ------------
    Total Liabilities...............................................      1,053,681
                                                                       ------------
NET ASSETS..........................................................   $  5,590,907
                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $16,971 and shares outstanding of 0; 0; 0 and 731,895,
 respectively.......................................................   $      23.19
                                                                       ============
NUMBER OF SHARES AUTHORIZED.........................................    100,000,000
                                                                       ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $82,977 and shares outstanding of 0; 0; 0 and 3,589,366,
 respectively.......................................................   $      23.12
                                                                       ============
NUMBER OF SHARES AUTHORIZED.........................................    100,000,000
                                                                       ============
Institutional Class Shares -- based on net assets of $216,719;
 $274,955; $15,146,981 and $5,490,959 and shares
 outstanding of 15,874,939; 21,735,115; 448,845,985 and
 237,045,635, respectively..........................................   $      23.16
                                                                       ============
NUMBER OF SHARES AUTHORIZED.........................................    700,000,000
                                                                       ============
Investments in Affiliated Investment Company at Cost................   $         --
                                                                       ============
Investments at Cost.................................................   $  4,124,477
                                                                       ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................   $  3,887,976
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          6,119
Accumulated Net Realized Gain (Loss)................................        246,471
Net Unrealized Foreign Exchange Gain (Loss).........................             --
Net Unrealized Appreciation (Depreciation)..........................      1,450,341
                                                                       ------------
NET ASSETS..........................................................   $  5,590,907
                                                                       ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                         U.S. Core      U.S. Core     U.S. Vector
                                                       U.S. Small Cap     Equity 1       Equity 2       Equity
                                                      Value Portfolio*   Portfolio*     Portfolio*    Portfolio*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,011,364,
 $1,201,148, $1,605,031 and $534,724 of securities
 on loan, respectively)..............................  $   11,466,038  $   10,746,561 $   12,863,761 $    3,483,746
Temporary Cash Investments at Value & Cost...........          60,522          68,558         94,206         24,721
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................       2,005,967       1,182,906      1,568,923        520,451
Cash.................................................              --           3,201          5,546          3,396
Receivables:
  Investment Securities Sold.........................          17,503             806            751            410
  Dividends, Interest and Tax Reclaims...............           3,553           9,614         10,701          2,253
  Securities Lending Income..........................             432             455            651            237
  Fund Shares Sold...................................           6,427           9,293          8,801          2,879
Prepaid Expenses and Other Assets....................              77              78             99             34
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      13,560,519      12,021,472     14,553,439      4,038,127
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Due to Custodian...................................              32              --             --             --
  Upon Return of Securities Loaned...................       2,005,967       1,182,906      1,568,923        520,451
  Investment Securities Purchased....................          27,902          49,810         57,486         13,935
  Fund Shares Redeemed...............................           9,062           5,936          5,177          1,410
  Due to Advisor.....................................           4,574           1,463          2,068            841
Accrued Expenses and Other Liabilities...............             676             527            609            171
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       2,048,213       1,240,642      1,634,263        536,808
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   11,512,306  $   10,780,830 $   12,919,176 $    3,501,319
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,512,306; $10,780,830; $12,919,176 and
 $3,501,319 and shares outstanding of
 321,354,700; 608,690,638; 744,868,065 and
 205,523,101, respectively...........................  $        35.82  $        17.71 $        17.34 $        17.04
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $    8,188,385  $    7,413,339 $    8,506,724 $    2,358,710
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    7,812,217  $    7,378,936 $    8,453,183 $    2,263,224
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................           3,960          19,703         22,013          4,499
Accumulated Net Realized Gain (Loss).................         418,476          48,969         86,943        108,560
Net Unrealized Appreciation (Depreciation)...........       3,277,653       3,333,222      4,357,037      1,125,036
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   11,512,306  $   10,780,830 $   12,919,176 $    3,501,319
                                                       ==============  ============== ============== ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA Real
                                                                                              Estate       Large Cap
                                                             U.S. Small Cap U.S. Micro Cap  Securities   International
                                                               Portfolio*     Portfolio*    Portfolio*    Portfolio*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,183,092, $991,236,
 $733,454 and $187,140 of securities on loan,
 respectively).............................................. $    9,208,558 $    5,010,048 $  6,584,030  $  3,113,250
Temporary Cash Investments at Value & Cost..................         60,668         16,820       27,425            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      2,198,003      1,001,049      701,891       188,881
Foreign Currencies at Value.................................             --             --           --           887
Cash........................................................              8              1           --         7,480
Receivables:
  Investment Securities Sold................................         19,798         13,926           33            --
  Dividends, Interest and Tax Reclaims......................          2,711          1,636        4,986         6,468
  Securities Lending Income.................................          1,076            668          114           140
  Fund Shares Sold..........................................          3,939          7,461        5,045         2,363
Prepaid Expenses and Other Assets...........................             53             36           54            21
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     11,494,814      6,051,645    7,323,578     3,319,490
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,198,003      1,001,049      701,891       188,881
  Investment Securities Purchased...........................         41,472         15,934       10,641            67
  Fund Shares Redeemed......................................          4,586          3,370        2,093         1,827
  Due to Advisor............................................          2,556          1,994          830           639
Accrued Expenses and Other Liabilities......................            481            271          364           229
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,247,098      1,022,618      715,819       191,643
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    9,247,716 $    5,029,027 $  6,607,759  $  3,127,847
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $9,247,716; $5,029,027; $6,607,759 and $3,127,847
 and shares outstanding of 294,721,795; 250,206,560;
 204,979,714 and 144,898,247, respectively.................. $        31.38 $        20.10 $      32.24  $      21.59
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    6,673,921 $    3,349,380 $  4,393,384  $  2,561,136
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $        890
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    6,457,485 $    3,093,645 $  4,621,934  $  2,809,203
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          5,881          2,541       23,541         7,583
Accumulated Net Realized Gain (Loss)........................        249,713        272,173     (228,362)     (240,860)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --          (190)
Net Unrealized Appreciation (Depreciation)..................      2,534,637      1,660,668    2,190,646       552,111
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    9,247,716 $    5,029,027 $  6,607,759  $  3,127,847
                                                             ============== ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                             International   International  Japanese Small
                                                                              Core Equity        Small         Company
                                                                              Portfolio*        Company       Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value....................             --  $    8,831,558   $    508,413
Investments at Value (including $1,270,773, $0, $0 and $0 of securities on
 loan, respectively)....................................................... $   12,231,918              --             --
Temporary Cash.............................................................             --           9,752             --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...      1,313,053              --             --
Foreign Currencies at Value................................................          5,615              --             --
Cash.......................................................................         74,244              --             --
Receivables:
  Investment Securities Sold...............................................            435              --             --
  Dividends, Interest and Tax Reclaims.....................................         25,473              --             --
  Securities Lending Income................................................            939              --             --
  Fund Shares Sold.........................................................         22,866          12,543             83
Unrealized Gain on Foreign Currency Contracts..............................              4              --             --
Prepaid Expenses and Other Assets..........................................            120              45              8
                                                                            --------------  --------------   ------------
    Total Assets...........................................................     13,674,667       8,853,898        508,504
                                                                            --------------  --------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................      1,313,053              --             --
  Investment Securities Purchased..........................................         55,267              --             --
  Fund Shares Redeemed.....................................................          7,207           6,012            119
  Due to Advisor...........................................................          3,502           2,942            169
  Unrealized Loss on Foreign Currency Contracts............................            185              --             --
Accrued Expenses and Other Liabilities.....................................            911             427             26
                                                                            --------------  --------------   ------------
    Total Liabilities......................................................      1,380,125           9,381            314
                                                                            --------------  --------------   ------------
NET ASSETS................................................................. $   12,294,542  $    8,844,517   $    508,190
                                                                            ==============  ==============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $12,294,542;
 $8,844,517; $508,190 and $364,117 and shares outstanding of
 1,011,887,141; 484,820,150; 26,534,841 and 15,916,240, respectively....... $        12.15  $        18.24   $      19.15
                                                                            ==============  ==============   ============
NUMBER OF SHARES AUTHORIZED................................................  2,000,000,000   1,500,000,000    100,000,000
                                                                            ==============  ==============   ============
Investments in Affiliated Investment Companies at Cost..................... $           --  $    7,805,376   $    492,147
                                                                            ==============  ==============   ============
Investments at Cost........................................................ $   11,070,295  $           --   $         --
                                                                            ==============  ==============   ============
Foreign Currencies at Cost................................................. $        5,656  $           --   $         --
                                                                            ==============  ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................ $   11,399,671  $    7,513,994   $    551,447
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)........................................................         40,713          36,226          2,523
Accumulated Net Realized Gain (Loss).......................................       (306,816)        268,704        (61,922)
Net Unrealized Foreign Exchange Gain (Loss)................................           (608)           (589)          (124)
Net Unrealized Appreciation (Depreciation).................................      1,161,582       1,026,182         16,266
                                                                            --------------  --------------   ------------
NET ASSETS................................................................. $   12,294,542  $    8,844,517   $    508,190
                                                                            ==============  ==============   ============

                                                                            Asia Pacific
                                                                               Small
                                                                              Company
ASSETS:
Investments in Affiliated Investment Companies at Value.................... $    364,292
Investments at Value (including $1,270,773, $0, $0 and $0 of securities on
 loan, respectively).......................................................           --
Temporary Cash.............................................................           --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...           --
Foreign Currencies at Value................................................           --
Cash.......................................................................           --
Receivables:
  Investment Securities Sold...............................................           --
  Dividends, Interest and Tax Reclaims.....................................           --
  Securities Lending Income................................................           --
  Fund Shares Sold.........................................................           58
Unrealized Gain on Foreign Currency Contracts..............................           --
Prepaid Expenses and Other Assets..........................................            9
                                                                            ------------
    Total Assets...........................................................      364,359
                                                                            ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................           --
  Investment Securities Purchased..........................................           --
  Fund Shares Redeemed.....................................................          101
  Due to Advisor...........................................................          122
  Unrealized Loss on Foreign Currency Contracts............................           --
Accrued Expenses and Other Liabilities.....................................           19
                                                                            ------------
    Total Liabilities......................................................          242
                                                                            ------------
NET ASSETS................................................................. $    364,117
                                                                            ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $12,294,542;
 $8,844,517; $508,190 and $364,117 and shares outstanding of
 1,011,887,141; 484,820,150; 26,534,841 and 15,916,240, respectively....... $      22.88
                                                                            ============
NUMBER OF SHARES AUTHORIZED................................................  100,000,000
                                                                            ============
Investments in Affiliated Investment Companies at Cost..................... $    360,080
                                                                            ============
Investments at Cost........................................................ $         --
                                                                            ============
Foreign Currencies at Cost................................................. $         --
                                                                            ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................ $    380,034
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)........................................................        7,045
Accumulated Net Realized Gain (Loss).......................................      (27,173)
Net Unrealized Foreign Exchange Gain (Loss)................................           (1)
Net Unrealized Appreciation (Depreciation).................................        4,212
                                                                            ------------
NET ASSETS................................................................. $    364,117
                                                                            ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                                DFA
                                                                  United      Continental  International  DFA Global
                                                               Kingdom Small     Small      Real Estate   Real Estate
                                                                  Company       Company     Securities    Securities
                                                                 Portfolio     Portfolio    Portfolio*     Portfolio
                                                               ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value....... $     35,057  $    169,046            --  $  3,300,166
Investments at Value (including $0, $0, $190,837, $0 and
 $988,066 of securities on loan, respectively)................           --            --  $  3,065,419            --
Temporary Cash Investments at Value & Cost....................           --            --            --         8,925
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost.................................................           --            --       198,808            --
Foreign Currencies at Value...................................           --            --           717            --
Cash..........................................................           --            --        20,031            --
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.......................................................           --            --           283            --
  Dividends, Interest and Tax Reclaims........................           --            --         9,292             1
  Securities Lending Income...................................           --            --           130            --
  Fund Shares Sold............................................           --            99         4,324         4,904
Unrealized Gain on Foreign Currency Contracts.................           --            --             1            --
Prepaid Expenses and Other Assets.............................            7            10            27            40
                                                               ------------  ------------  ------------  ------------
    Total Assets..............................................       35,064       169,155     3,299,032     3,314,036
                                                               ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................           --            --       198,808            --
  Investment Securities/Affiliated Investment Company
   Purchased..................................................           --            --        10,145         5,300
  Fund Shares Redeemed........................................           --           128           455         3,034
  Due to Advisor..............................................           10            56           875            51
Unrealized Loss on Foreign Currency Contracts.................           --            --           151            --
Accrued Expenses and Other Liabilities........................            4            10           222           179
                                                               ------------  ------------  ------------  ------------
    Total Liabilities.........................................           14           194       210,656         8,564
                                                               ------------  ------------  ------------  ------------
NET ASSETS.................................................... $     35,050  $    168,961  $  3,088,376  $  3,305,472
                                                               ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $35,050;
 $168,961; $3,088,376; $3,305,472 and $11,684,771 and
 shares outstanding of 975,775; 8,734,430; 548,726,426;
 310,892,904 and 597,749,808, respectively.................... $      35.92  $      19.34  $       5.63  $      10.63
                                                               ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED...................................  100,000,000   100,000,000   700,000,000   500,000,000
                                                               ============  ============  ============  ============
Investments in Affiliated Investment Companies at Cost........ $     23,694  $    144,331  $         --  $  2,628,854
                                                               ============  ============  ============  ============
Investments at Cost........................................... $         --  $         --  $  2,698,301  $         --
                                                               ============  ============  ============  ============
Foreign Currencies at Cost.................................... $         --  $         --  $        721  $         --
                                                               ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................... $     21,546  $    165,175  $  3,113,303  $  2,649,228
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)....................................          106           119      (153,170)       21,784
Accumulated Net Realized Gain (Loss)..........................        2,032       (21,168)     (238,590)      (36,852)
Net Unrealized Foreign Exchange Gain (Loss)...................            3           120          (281)           --
Net Unrealized Appreciation (Depreciation)....................       11,363        24,715       367,114       671,312
                                                               ------------  ------------  ------------  ------------
NET ASSETS.................................................... $     35,050  $    168,961  $  3,088,376  $  3,305,472
                                                               ============  ============  ============  ============

                                                                     DFA
                                                                International
                                                                  Small Cap
                                                               Value Portfolio*
                                                               ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......              --
Investments at Value (including $0, $0, $190,837, $0 and
 $988,066 of securities on loan, respectively)................  $   11,620,902
Temporary Cash Investments at Value & Cost....................              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost.................................................       1,064,003
Foreign Currencies at Value...................................          28,811
Cash..........................................................          11,527
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.......................................................           9,978
  Dividends, Interest and Tax Reclaims........................          29,193
  Securities Lending Income...................................           1,089
  Fund Shares Sold............................................           7,407
Unrealized Gain on Foreign Currency Contracts.................               2
Prepaid Expenses and Other Assets.............................              85
                                                                --------------
    Total Assets..............................................      12,772,997
                                                                --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................       1,064,003
  Investment Securities/Affiliated Investment Company
   Purchased..................................................          12,746
  Fund Shares Redeemed........................................           4,200
  Due to Advisor..............................................           6,300
Unrealized Loss on Foreign Currency Contracts.................             191
Accrued Expenses and Other Liabilities........................             786
                                                                --------------
    Total Liabilities.........................................       1,088,226
                                                                --------------
NET ASSETS....................................................  $   11,684,771
                                                                ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $35,050;
 $168,961; $3,088,376; $3,305,472 and $11,684,771 and
 shares outstanding of 975,775; 8,734,430; 548,726,426;
 310,892,904 and 597,749,808, respectively....................  $        19.55
                                                                ==============
NUMBER OF SHARES AUTHORIZED...................................   2,300,000,000
                                                                ==============
Investments in Affiliated Investment Companies at Cost........  $           --
                                                                ==============
Investments at Cost...........................................  $   10,060,182
                                                                ==============
Foreign Currencies at Cost....................................  $       29,123
                                                                ==============
NET ASSETS CONSIST OF:
Paid-In Capital...............................................  $    9,902,122
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)....................................          20,577
Accumulated Net Realized Gain (Loss)..........................         202,416
Net Unrealized Foreign Exchange Gain (Loss)...................            (752)
Net Unrealized Appreciation (Depreciation)....................       1,560,408
                                                                --------------
NET ASSETS....................................................  $   11,684,771
                                                                ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                     International                 World ex U.S.  World ex U.S.
                                                                     Vector Equity  World ex U.S.  Targeted Value  Core Equity
                                                                      Portfolio*   Value Portfolio   Portfolio      Portfolio
                                                                     ------------- --------------- -------------- -------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............           --   $    113,790    $    150,964  $    405,777
Investments at Value (including $139,049, $0, $0, $0 and $0 of
 securities on loan, respectively).................................. $  1,297,986             --              --            --
Temporary Cash Investments at Value & Cost..........................           --             --              --            --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................      144,450             --              --            --
Foreign Currencies at Value.........................................          759             --              --            --
Cash................................................................        5,192            124             107         1,539
Receivables:
  Investment Securities Sold........................................           34             --              --            --
  Dividends, Interest and Tax Reclaims..............................        2,867             --              --            --
  Securities Lending Income.........................................          109             --              --            --
  Fund Shares Sold..................................................        2,203             97             119           677
  From Advisor......................................................           --             --              --            23
Prepaid Expenses and Other Assets...................................           21             11              19            16
                                                                     ------------   ------------    ------------  ------------
    Total Assets....................................................    1,453,621        114,022         151,209       408,032
                                                                     ------------   ------------    ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................      144,450             --              --            --
  Investment Securities Purchased...................................        2,523             17              32         1,339
  Fund Shares Redeemed..............................................          511             10              50             9
  Due to Advisor....................................................          482             39              16            --
Unrealized Loss on Foreign Currency Contracts.......................            2             --              --            --
Accrued Expenses and Other Liabilities..............................          100              5              15            36
                                                                     ------------   ------------    ------------  ------------
    Total Liabilities...............................................      148,068             71             113         1,384
                                                                     ------------   ------------    ------------  ------------
NET ASSETS.......................................................... $  1,305,553   $    113,951    $    151,096  $    406,648
                                                                     ============   ============    ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $1,305,553;
 $113,951; $151,096; $406,648 and $75,707 and shares
 outstanding of 115,931,127; 9,967,506; 12,511,669;
 38,752,388 and 5,680,133, respectively............................. $      11.26   $      11.43    $      12.08  $      10.49
                                                                     ============   ============    ============  ============
NUMBER OF SHARES AUTHORIZED.........................................  500,000,000    100,000,000     100,000,000   100,000,000
                                                                     ============   ============    ============  ============
Investments in Affiliated Investment Companies at Cost.............. $         --   $    104,616    $    144,053  $    407,877
                                                                     ============   ============    ============  ============
Investments at Cost................................................. $  1,142,139   $         --    $         --  $         --
                                                                     ============   ============    ============  ============
Foreign Currencies at Cost.......................................... $        763   $         --    $         --  $         --
                                                                     ============   ============    ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $  1,133,748   $    106,315    $    145,500  $    409,000
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................        4,680            343             218            (2)
Accumulated Net Realized Gain (Loss)................................       11,355         (1,837)         (1,533)         (250)
Net Unrealized Foreign Exchange Gain (Loss).........................          (73)           (44)             --            --
Net Unrealized Appreciation (Depreciation)..........................      155,843          9,174           6,911        (2,100)
                                                                     ------------   ------------    ------------  ------------
NET ASSETS.......................................................... $  1,305,553   $    113,951    $    151,096  $    406,648
                                                                     ============   ============    ============  ============

                                                                      World Core
                                                                        Equity
                                                                      Portfolio
                                                                     ------------
ASSETS:
Investments in Affiliated Investment Companies at Value............. $     75,647
Investments at Value (including $139,049, $0, $0, $0 and $0 of
 securities on loan, respectively)..................................           --
Temporary Cash Investments at Value & Cost..........................           35
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --
Foreign Currencies at Value.........................................           --
Cash................................................................           --
Receivables:
  Investment Securities Sold........................................           --
  Dividends, Interest and Tax Reclaims..............................           --
  Securities Lending Income.........................................           --
  Fund Shares Sold..................................................           --
  From Advisor......................................................           28
Prepaid Expenses and Other Assets...................................            7
                                                                     ------------
    Total Assets....................................................       75,717
                                                                     ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --
  Investment Securities Purchased...................................           --
  Fund Shares Redeemed..............................................           --
  Due to Advisor....................................................           --
Unrealized Loss on Foreign Currency Contracts.......................           --
Accrued Expenses and Other Liabilities..............................           10
                                                                     ------------
    Total Liabilities...............................................           10
                                                                     ------------
NET ASSETS.......................................................... $     75,707
                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $1,305,553;
 $113,951; $151,096; $406,648 and $75,707 and shares
 outstanding of 115,931,127; 9,967,506; 12,511,669;
 38,752,388 and 5,680,133, respectively............................. $      13.33
                                                                     ============
NUMBER OF SHARES AUTHORIZED.........................................  100,000,000
                                                                     ============
Investments in Affiliated Investment Companies at Cost.............. $     78,254
                                                                     ============
Investments at Cost................................................. $         --
                                                                     ============
Foreign Currencies at Cost.......................................... $         --
                                                                     ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $     78,074
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................           --
Accumulated Net Realized Gain (Loss)................................          240
Net Unrealized Foreign Exchange Gain (Loss).........................           --
Net Unrealized Appreciation (Depreciation)..........................       (2,607)
                                                                     ------------
NET ASSETS.......................................................... $     75,707
                                                                     ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                           Selectively                  Emerging
                                                                          Hedged Global   Emerging       Markets
                                                                             Equity        Markets      Small Cap
                                                                            Portfolio     Portfolio     Portfolio
                                                                          ------------- ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.................. $    141,266  $  4,080,491  $  4,861,064
Investments at Value (including $0, $0, $0, $0 and $2,020,097 of
 securities on loan, respectively).......................................           --            --            --
Temporary Cash...........................................................        5,756            --            --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.           --            --            --
Segregated Cash for Futures Contracts....................................          235            --            --
Foreign Currencies at Value..............................................           --            --            --
Cash.....................................................................           --            --            --
Receivables:
 Investment Securities/Affiliated Investment Companies Sold..............           --            --            --
 Dividends, Interest and Tax Reclaims....................................           --            --            --
 Securities Lending Income...............................................           --            --            --
 Fund Shares Sold........................................................           --         5,607         2,337
 From Advisor............................................................            2            --            --
 Futures Margin Variation................................................           58            --            --
Unrealized Gain on Forward Currency Contracts............................          638            --            --
Prepaid Expenses and Other Assets........................................           13            30            50
                                                                          ------------  ------------  ------------
    Total Assets.........................................................      147,968     4,086,128     4,863,451
                                                                          ------------  ------------  ------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned........................................           --            --            --
 Investment Securities/Affiliated Investment Companies Purchased.........          300            --            --
 Fund Shares Redeemed....................................................          383        10,866           810
 Due to Advisor..........................................................           --         1,349         1,835
Unrealized Loss on Foreign Currency Contracts............................           --            --            --
Accrued Expenses and Other Liabilities...................................            9           215           203
                                                                          ------------  ------------  ------------
    Total Liabilities....................................................          692        12,430         2,848
                                                                          ------------  ------------  ------------
NET ASSETS............................................................... $    147,276  $  4,073,698  $  4,860,603
                                                                          ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0; $99,066 and $0
 and shares outstanding of 0; 0; 0; 3,564,838 and 0, respectively........          N/A           N/A           N/A
                                                                          ============  ============  ============
Institutional Class Shares -- based on net assets of $147,276;
 $4,073,698; $4,860,603; $18,647,276 and $15,727,547 and shares outstanding of 10,370,147; 152,931,698; 226,969,296; 670,453,061
 and 783,404,911, respectively........................................... $      14.20  $      26.64  $      21.42
                                                                          ============  ============  ============
NUMBER OF SHARES AUTHORIZED..............................................  100,000,000   500,000,000   500,000,000
                                                                          ============  ============  ============
Investments in Affiliated Investment Companies at Cost................... $    124,892  $  2,936,205  $  4,385,026
                                                                          ============  ============  ============
Investments at Cost...................................................... $         --  $         --  $         --
                                                                          ============  ============  ============
Foreign Currencies at Cost............................................... $         --  $         --  $         --
                                                                          ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................... $    125,440  $  2,949,124  $  4,296,559
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)......................................................        3,031         6,653         7,565
Accumulated Net Realized Gain (Loss).....................................        1,742       (26,314)       80,669
Net Unrealized Foreign Exchange Gain (Loss)..............................          638           (51)         (228)
Net Unrealized Appreciation (Depreciation)...............................       16,425     1,144,286       476,038
                                                                          ------------  ------------  ------------
NET ASSETS............................................................... $    147,276  $  4,073,698  $  4,860,603
                                                                          ============  ============  ============

                                                                                             Emerging
                                                                             Emerging      Markets Core
                                                                           Markets Value      Equity
                                                                             Portfolio      Portfolio*
                                                                          --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.................. $   18,743,742              --
Investments at Value (including $0, $0, $0, $0 and $2,020,097 of
 securities on loan, respectively).......................................             --  $   15,609,324
Temporary Cash...........................................................             --              --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.             --       1,559,647
Segregated Cash for Futures Contracts....................................             --              --
Foreign Currencies at Value..............................................             --          17,742
Cash.....................................................................             --          91,653
Receivables:
 Investment Securities/Affiliated Investment Companies Sold..............             --           1,250
 Dividends, Interest and Tax Reclaims....................................             --          13,732
 Securities Lending Income...............................................             --           3,328
 Fund Shares Sold........................................................         17,245          18,176
 From Advisor............................................................             --              --
 Futures Margin Variation................................................             --              --
Unrealized Gain on Forward Currency Contracts............................             --              --
Prepaid Expenses and Other Assets........................................             68              91
                                                                          --------------  --------------
    Total Assets.........................................................     18,761,055      17,314,943
                                                                          --------------  --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned........................................             --       1,559,647
 Investment Securities/Affiliated Investment Companies Purchased.........             --          10,304
 Fund Shares Redeemed....................................................          7,771           8,693
 Due to Advisor..........................................................          6,275           7,152
Unrealized Loss on Foreign Currency Contracts............................             --              15
Accrued Expenses and Other Liabilities...................................            667           1,585
                                                                          --------------  --------------
    Total Liabilities....................................................         14,713       1,587,396
                                                                          --------------  --------------
NET ASSETS............................................................... $   18,746,342  $   15,727,547
                                                                          ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0; $99,066 and $0
 and shares outstanding of 0; 0; 0; 3,564,838 and 0, respectively........ $        27.79             N/A
                                                                          ==============  ==============
Institutional Class Shares -- based on net assets of $147,276;
 $4,073,698; $4,860,603; $18,647,276 and $15,727,547 and shares outstanding of 10,370,147; 152,931,698; 226,969,296; 670,453,061
 and 783,404,911, respectively........................................... $        27.81  $        20.08
                                                                          ==============  ==============
NUMBER OF SHARES AUTHORIZED..............................................  1,500,000,000   1,000,000,000
                                                                          ==============  ==============
Investments in Affiliated Investment Companies at Cost................... $   18,506,990  $           --
                                                                          ==============  ==============
Investments at Cost...................................................... $           --  $   14,262,183
                                                                          ==============  ==============
Foreign Currencies at Cost............................................... $           --  $       17,745
                                                                          ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................... $   19,017,206  $   14,516,502
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)......................................................         37,443          28,530
Accumulated Net Realized Gain (Loss).....................................       (545,118)       (164,363)
Net Unrealized Foreign Exchange Gain (Loss)..............................             59            (260)
Net Unrealized Appreciation (Depreciation)...............................        236,752       1,347,138
                                                                          --------------  --------------
NET ASSETS............................................................... $   18,746,342  $   15,727,547
                                                                          ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                 Enhanced
                                                                                U.S. Large U.S. Large U.S. Large  U.S. Targeted
                                                                                 Company   Cap Equity Cap Value       Value
                                                                                Portfolio  Portfolio  Portfolio*    Portfolio
                                                                                ---------- ---------- ----------  -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
   Dividends...................................................................       --         --   $  272,418          --
   Interest....................................................................       --         --           20          --
   Income from Securities Lending..............................................       --         --        2,502          --
   Expenses Allocated from Affiliated Investment Company.......................       --         --      (14,920)         --
                                                                                 -------    -------   ----------    --------
    Total Net Investment Income Received from Affiliated Investment Company....       --         --      260,020          --
                                                                                 -------    -------   ----------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $8, respectively).  $   162    $ 3,773           --    $ 59,301
  Interest.....................................................................    1,451          1           --          12
  Income from Securities Lending...............................................       --         54           --       3,332
                                                                                 -------    -------   ----------    --------
    Total Investment Income....................................................    1,613      3,828           --      62,645
                                                                                 -------    -------   ----------    --------
Fund Expenses
  Investment Advisory Services Fees............................................      103        297           --       4,941
  Administrative Services Fees.................................................      310         --       20,484      12,352
  Accounting & Transfer Agent Fees.............................................       15         17          107         285
  S&P 500(R) Fees..............................................................        8         --           --          --
  Shareholder Servicing Fees --
   Class R1 Shares.............................................................       --         --           --          12
   Class R2 Shares.............................................................       --         --           --         166
  Custodian Fees...............................................................        8         15           --          78
  Filing Fees..................................................................       22         33          319         218
  Shareholders' Reports........................................................        4          6          298         142
  Directors'/Trustees' Fees & Expenses.........................................        1          1           96          35
  Professional Fees............................................................        5          6           65         109
  Organizational & Offering Costs..............................................       --         28           --          --
  Other........................................................................        3          3           76          43
                                                                                 -------    -------   ----------    --------
    Total Expenses.............................................................      479        406       21,445      18,381
                                                                                 -------    -------   ----------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...............................................       --        (29)          --          --
  Fees Paid Indirectly.........................................................       (2)        --           --          --
                                                                                 -------    -------   ----------    --------
  Net Expenses.................................................................      477        377       21,445      18,381
                                                                                 -------    -------   ----------    --------
  Net Investment Income (Loss).................................................    1,136      3,451      238,575      44,264
                                                                                 -------    -------   ----------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................................................      643        563      600,495     262,739
   Futures.....................................................................   31,175         --           --          --
   Foreign Currency Transactions...............................................     (151)        --           --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..................................      332     24,836    1,088,709     116,751
   Futures.....................................................................     (852)        --           --          --
   Translation of Foreign Currency Denominated Amounts.........................      408         --           --          --
                                                                                 -------    -------   ----------    --------
  Net Realized and Unrealized Gain (Loss)......................................   31,555     25,399    1,689,204     379,490
                                                                                 -------    -------   ----------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations................  $32,691    $28,850   $1,927,779    $423,754
                                                                                 =======    =======   ==========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                      U.S. Small U.S. Core  U.S. Core  U.S. Vector
                                                                      Cap Value  Equity 1   Equity 2     Equity
                                                                      Portfolio  Portfolio  Portfolio   Portfolio
                                                                      ---------- ---------- ---------- -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $38, $46, $34 and $6,
   respectively).....................................................  $120,663  $  159,836 $  195,784  $ 48,388
  Interest...........................................................        25          22         22         4
  Income from Securities Lending.....................................     5,060       4,124      6,170     2,310
                                                                       --------  ---------- ----------  --------
     Total Investment Income.........................................   125,748     163,982    201,976    50,702
                                                                       --------  ---------- ----------  --------
Expenses
  Investment Advisory Services Fees..................................    21,412      15,551     22,906     9,637
  Administrative Services Fees.......................................    32,118          --         --        --
  Accounting & Transfer Agent Fees...................................       606         518        647       184
  Custodian Fees.....................................................       148         129        148        54
  Filing Fees........................................................       336         439        377       112
  Shareholders' Reports..............................................       213         128        168        80
  Directors'/Trustees' Fees & Expenses...............................        76          64         80        23
  Professional Fees..................................................       254         189        243        69
  Other..............................................................        95          79         99        33
                                                                       --------  ---------- ----------  --------
     Total Expenses..................................................    55,258      17,097     24,668    10,192
                                                                       --------  ---------- ----------  --------
  Net Investment Income (Loss).......................................    70,490     146,885    177,308    40,510
                                                                       --------  ---------- ----------  --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.......................................   462,894      51,551     91,185   115,011
    Futures..........................................................   (12,757)         --         --        --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities............................................   404,462   1,034,068  1,187,562   197,283
                                                                       --------  ---------- ----------  --------
  Net Realized and Unrealized Gain (Loss)............................   854,599   1,085,619  1,278,747   312,294
                                                                       --------  ---------- ----------  --------
Net Increase (Decrease) in Net Assets Resulting from Operations......  $925,089  $1,232,504 $1,456,055  $352,804
                                                                       ========  ========== ==========  ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                              DFA Real
                                                                                               Estate      Large Cap
                                                                  U.S. Small    U.S. Micro   Securities  International
                                                                 Cap Portfolio Cap Portfolio Portfolio     Portfolio
                                                                 ------------- ------------- ----------  -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $22, $12, $0 and
   $7,592, respectively)........................................   $ 92,975      $ 51,716    $  143,591    $105,069
  Interest......................................................         11             3             9          --
  Income from Securities Lending................................     10,024         6,741         1,285       3,427
                                                                   --------      --------    ----------    --------
     Total Investment Income....................................    103,010        58,460       144,885     108,496
                                                                   --------      --------    ----------    --------
Expenses
  Investment Advisory Services Fees.............................      2,525         4,842         9,263       7,471
  Administrative Services Fees..................................     26,929        19,369            --          --
  Accounting & Transfer Agent Fees..............................        478           277           309         182
  Custodian Fees................................................        140            82            64         319
  Filing Fees...................................................        286           113           219          95
  Shareholders' Reports.........................................        194           105           158         121
  Directors'/Trustees' Fees & Expenses..........................         60            35            37          21
  Professional Fees.............................................        207           123           111         111
  Other.........................................................         74            49            42          39
                                                                   --------      --------    ----------    --------
     Total Expenses.............................................     30,893        24,995        10,203       8,359
                                                                   --------      --------    ----------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................         --            --          (396)         --
  Fees Paid Indirectly..........................................         --            --            --          (9)
                                                                   --------      --------    ----------    --------
     Net Expenses...............................................     30,893        24,995         9,807       8,350
                                                                   --------      --------    ----------    --------
Net Investment Income (Loss)....................................     72,117        33,465       135,078     100,146
                                                                   --------      --------    ----------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................    281,378       293,787        51,264      (5,883)
    Futures.....................................................         --          (692)         (553)         --
    Foreign Currency Transactions...............................         --            --            --      (1,034)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    332,001        40,078       857,969     (85,773)
    Translation of Foreign Currency Denominated Amounts.........         --            --            --        (232)
                                                                   --------      --------    ----------    --------
  Net Realized and Unrealized Gain (Loss).......................    613,379       333,173       908,680     (92,922)
                                                                   --------      --------    ----------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $685,496      $366,638    $1,043,758    $  7,224
                                                                   ========      ========    ==========    ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                      International  Japanese  Asia Pacific
                                                                        International     Small       Small       Small
                                                                         Core Equity     Company     Company     Company
                                                                          Portfolio    Portfolio*   Portfolio*  Portfolio*
                                                                        ------------- ------------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $18,245, $804
     and $310, respectively)...........................................          --     $ 223,629    $ 7,253     $ 14,113
    Interest...........................................................          --             1         --           --
    Income from Securities Lending.....................................          --        19,367        641        1,067
    Expenses Allocated from Affiliated Investment Companies............          --       (11,216)      (562)        (490)
                                                                          ---------     ---------    -------     --------
     Total Net Investment Income Received from Affiliated
      Investment Companies.............................................          --       231,781      7,332       14,690
                                                                          ---------     ---------    -------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $26,542, $0, $0 and $0,
   respectively).......................................................   $ 361,812            --         --           --
  Interest.............................................................          --            31         --           --
  Income from Securities Lending.......................................      15,893            --         --           --
                                                                          ---------     ---------    -------     --------
     Total Investment Income...........................................     377,705            31         --           --
                                                                          ---------     ---------    -------     --------
Fund Expenses
  Investment Advisory Services Fees....................................      39,037            --         --           --
  Administrative Services Fees.........................................          --        36,252      1,757        1,488
  Accounting & Transfer Agent Fees.....................................         641            95         25           25
  Custodian Fees.......................................................       1,505             2         --           --
  Filing Fees..........................................................         553           197         34           29
  Shareholders' Reports................................................         234           212          4            5
  Directors'/Trustees' Fees & Expenses.................................          78            64          3            3
  Professional Fees....................................................         269            73          5            7
  Other................................................................         131            53          3            1
                                                                          ---------     ---------    -------     --------
     Total Expenses....................................................      42,448        36,948      1,831        1,558
                                                                          ---------     ---------    -------     --------
  Fees Paid Indirectly.................................................         (49)           --         --           --
                                                                          ---------     ---------    -------     --------
  Net Expenses.........................................................      42,399        36,948      1,831        1,558
                                                                          ---------     ---------    -------     --------
  Net Investment Income (Loss).........................................     335,306       194,864      5,501       13,132
                                                                          ---------     ---------    -------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.......................................    (183,788)      303,846      9,738          227
    Futures............................................................          --          (945)        --           --
    Foreign Currency Transactions......................................      (1,661)         (909)      (118)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................    (293,395)     (612,635)    (8,349)     (25,748)
    Futures............................................................          --            --         --           --
    Translation of Foreign Currency Denominated Amounts................        (699)         (606)      (112)          (4)
                                                                          ---------     ---------    -------     --------
  Net Realized and Unrealized Gain (Loss)..............................    (479,543)     (311,249)     1,159      (25,525)
                                                                          ---------     ---------    -------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations............................................................   $(144,237)    $(116,385)   $ 6,660     $(12,393)
                                                                          =========     =========    =======     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                      United                    DFA
                                                                     Kingdom   Continental International DFA Global
                                                                      Small       Small     Real Estate  Real Estate
                                                                     Company     Company    Securities   Securities
                                                                    Portfolio* Portfolio*    Portfolio    Portfolio
                                                                    ---------- ----------- ------------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $1, $601, $0, $0
    and $0, respectively)..........................................  $ 1,170    $  4,009           --           --
   Income Distributions Received from Affiliated Investment
    Companies......................................................       --          --           --     $ 84,335
   Income from Securities Lending..................................        5         585           --           --
   Expenses Allocated from Affiliated Investment Company...........      (44)       (231)          --           --
                                                                     -------    --------     --------     --------
     Total Net Investment Income Received from Affiliated
      Investment Company...........................................    1,131       4,363           --       84,335
                                                                     -------    --------     --------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $12,355, $0
   and $20,887, respectively)......................................       --          --     $113,687           --
  Interest.........................................................       --           1           --            4
  Income from Securities Lending...................................       --          --        1,921           --
                                                                     -------    --------     --------     --------
     Total Fund Investment Income..................................       --           1      115,608            4
                                                                     -------    --------     --------     --------
Fund Expenses
  Investment Advisory Services Fees................................       --          --        8,947        6,955
  Administrative Services Fees.....................................      153         728           --           --
  Accounting & Transfer Agent Fees.................................       17          24          157           55
  Custodian Fees...................................................       --          --          376            1
  Filing Fees......................................................       16          18          154          213
  Shareholders' Reports............................................        1           4           73          114
  Directors'/Trustees' Fees & Expenses.............................       --           1           18           17
  Professional Fees................................................        3           4           57           20
  Other............................................................        1           1           31            9
                                                                     -------    --------     --------     --------
     Total Expenses................................................      191         780        9,813        7,384
                                                                     -------    --------     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................      (12)         --           --       (5,839)
  Fees Paid Indirectly.............................................       --          --          (14)          --
                                                                     -------    --------     --------     --------
  Net Expenses.....................................................      179         780        9,799        1,545
                                                                     -------    --------     --------     --------
  Net Investment Income (Loss).....................................      952       3,584      105,809       82,794
                                                                     -------    --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**....................................    2,353       5,664        3,629       (2,790)
   Futures.........................................................       --         (53)          --           --
   Foreign Currency Transactions...................................       (4)        (20)        (581)          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency......................   (2,920)    (13,937)      99,706      305,008
   Futures.........................................................       --          --           --           --
   Translation of Foreign Currency Denominated Amounts.............       (1)         (9)        (267)          --
                                                                     -------    --------     --------     --------
  Net Realized and Unrealized Gain (Loss)..........................     (572)     (8,355)     102,487      302,218
                                                                     -------    --------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................  $   380    $ (4,771)    $208,296     $385,012
                                                                     =======    ========     ========     ========

                                                                         DFA
                                                                    International
                                                                      Small Cap
                                                                        Value
                                                                      Portfolio
                                                                    -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $1, $601, $0, $0
    and $0, respectively)..........................................          --
   Income Distributions Received from Affiliated Investment
    Companies......................................................          --
   Income from Securities Lending..................................          --
   Expenses Allocated from Affiliated Investment Company...........          --
                                                                      ---------
     Total Net Investment Income Received from Affiliated
      Investment Company...........................................          --
                                                                      ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $12,355, $0
   and $20,887, respectively)......................................   $ 275,245
  Interest.........................................................          --
  Income from Securities Lending...................................      19,108
                                                                      ---------
     Total Fund Investment Income..................................     294,353
                                                                      ---------
Fund Expenses
  Investment Advisory Services Fees................................      77,966
  Administrative Services Fees.....................................          --
  Accounting & Transfer Agent Fees.................................         690
  Custodian Fees...................................................       1,463
  Filing Fees......................................................         235
  Shareholders' Reports............................................         246
  Directors'/Trustees' Fees & Expenses.............................          85
  Professional Fees................................................         324
  Other............................................................         146
                                                                      ---------
     Total Expenses................................................      81,155
                                                                      ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................          --
  Fees Paid Indirectly.............................................         (16)
                                                                      ---------
  Net Expenses.....................................................      81,139
                                                                      ---------
  Net Investment Income (Loss).....................................     213,214
                                                                      ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**....................................     220,979
   Futures.........................................................          --
   Foreign Currency Transactions...................................      (2,193)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency......................    (457,867)
   Futures.........................................................          --
   Translation of Foreign Currency Denominated Amounts.............        (878)
                                                                      ---------
  Net Realized and Unrealized Gain (Loss)..........................    (239,959)
                                                                      ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................   $ (26,745)
                                                                      =========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $1, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                           World ex U.S.
                                                               International World ex U.S.   Targeted    World ex U.S. World Core
                                                               Vector Equity     Value         Value      Core Equity    Equity
                                                                 Portfolio    Portfolio*    Portfolio*     Portfolio   Portfolio*
                                                               ------------- ------------- ------------- ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $310,
    $147, $0 and $0, respectively)............................         --       $ 4,469       $ 1,133            --     $     1
   Income Distributions Received from Affiliated Investment
    Companies.................................................         --           182         1,680      $  6,170         351
   Income from Securities Lending.............................         --           128            81            --          --
   Expenses Allocated from Affiliated Investment
    Companies.................................................         --          (216)          (71)           --          --
                                                                 --------       -------       -------      --------     -------
     Total Net Investment Income Received from Affiliated
      Investment Companies....................................         --         4,563         2,823         6,170         352
                                                                 --------       -------       -------      --------     -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2,855, $0,
   $0, $0 and $0, respectively)...............................   $ 37,256            --            --            --          --
  Income from Securities Lending..............................      1,876            --            --            --          --
                                                                 --------       -------       -------      --------     -------
     Total Investment Income..................................     39,132            --            --            --          --
                                                                 --------       -------       -------      --------     -------
Fund Expenses
  Investment Advisory Services Fees...........................      5,621           554           813           938          81
  Accounting & Transfer Agent Fees............................         84            20            31            28          33
  Custodian Fees..............................................        266             2             4             4           1
  Filing Fees.................................................         75            21            48            49          27
  Shareholders' Reports.......................................         54             2             2             2          12
  Directors'/Trustees' Fees & Expenses........................          9             1             1             2          --
  Professional Fees...........................................         48            10            12            12          21
  Organizational & Offering Costs.............................         --            --            --            16          --
  Other.......................................................         21             2             3             3           1
                                                                 --------       -------       -------      --------     -------
     Total Expenses...........................................      6,178           612           914         1,054         176
                                                                 --------       -------       -------      --------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)..................         --          (224)         (668)         (967)       (165)
  Fees Paid Indirectly........................................         (4)           --            --            (1)         --
                                                                 --------       -------       -------      --------     -------
  Net Expenses................................................      6,174           388           246            86          11
                                                                 --------       -------       -------      --------     -------
  Net Investment Income (Loss)................................     32,958         4,175         2,577         6,084         341
                                                                 --------       -------       -------      --------     -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.......................................         --           157           983            --           3
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...............................     14,492         1,007        (2,175)         (107)        247
   Futures....................................................         --             1             1            --          --
   Foreign Currency Transactions..............................       (376)          (40)           (9)           --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.................    (66,559)       (6,120)       (4,735)      (13,820)     (2,851)
   Futures....................................................         --             1            --            --          --
   Translation of Foreign Currency Denominated
    Amounts...................................................        (93)          (12)           --            --          --
                                                                 --------       -------       -------      --------     -------
  Net Realized and Unrealized Gain (Loss).....................    (52,536)       (5,006)       (5,935)      (13,927)     (2,601)
                                                                 --------       -------       -------      --------     -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...................................................   $(19,578)      $  (831)      $(3,358)     $ (7,843)    $(2,260)
                                                                 ========       =======       =======      ========     =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                             Selectively              Emerging   Emerging
                                                                               Hedged      Emerging   Markets    Markets
                                                                            Global Equity  Markets   Small Cap    Value
                                                                              Portfolio   Portfolio* Portfolio* Portfolio*
                                                                            ------------- ---------- ---------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $12,913, $11,001,
    $69,599 and $0, respectively)..........................................        --      $ 98,189   $101,164  $ 528,265
   Income Distributions Received from Affiliated Investment
    Companies..............................................................    $2,199            --         --         --
   Interest................................................................        --             5          5          8
   Income from Securities Lending..........................................        --         4,707     19,756     24,637
   Expenses Allocated from Affiliated Investment Companies.................        --        (5,798)   (11,646)   (28,263)
                                                                               ------      --------   --------  ---------
     Total Net Investment Income Received from Affiliated Investment
      Companies............................................................     2,199        97,103    109,279    524,647
                                                                               ------      --------   --------  ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and $46,703,
   respectively)...........................................................        --            --         --         --
  Interest.................................................................         3            --         --         --
  Income from Securities Lending...........................................        --            --         --         --
                                                                               ------      --------   --------  ---------
     Total Fund Investment Income..........................................         3            --         --         --
                                                                               ------      --------   --------  ---------
Fund Expenses
  Investment Advisory Services Fees........................................       329            --         --         --
  Administrative Services Fees.............................................        --        15,438     19,823     76,112
  Accounting & Transfer Agent Fees.........................................        18            47         49        141
  Shareholder Servicing Fees --
   Class R2 Shares.........................................................        --            --         --        250
  Custodian Fees...........................................................         2            --         --         --
  Filing Fees..............................................................        28           138        159        227
  Shareholders' Reports....................................................         2           152         77        261
  Directors'/Trustees' Fees & Expenses.....................................         1            27         31        135
  Professional Fees........................................................         9            26         29        115
  Other....................................................................         1            22         26        115
                                                                               ------      --------   --------  ---------
     Total Expenses........................................................       390        15,850     20,194     77,356
                                                                               ------      --------   --------  ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...........................................      (315)           --         --         --
  Fees Paid Indirectly.....................................................        --            --         --         --
                                                                               ------      --------   --------  ---------
  Net Expenses.............................................................        75        15,850     20,194     77,356
                                                                               ------      --------   --------  ---------
  Net Investment Income (Loss).............................................     2,127        81,253     89,085    447,291
                                                                               ------      --------   --------  ---------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies...............................................................       342            --         --         --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**............................................     1,409       (24,604)    98,856   (519,942)
   Futures.................................................................       572            --         --        499
   Foreign Currency Transactions...........................................     1,469          (658)      (968)    (4,493)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..............................     1,003        12,634     21,383   (179,006)
   Futures.................................................................       (82)           --         (4)        --
   Translation of Foreign Currency Denominated Amounts.....................       610           (12)      (137)       (29)
                                                                               ------      --------   --------  ---------
  Net Realized and Unrealized Gain (Loss)..................................     5,323       (12,640)   119,130   (702,971)
                                                                               ------      --------   --------  ---------
Net Increase (Decrease) in Net Assets Resulting from Operations............    $7,450      $ 68,613   $208,215  $(255,680)
                                                                               ======      ========   ========  =========

                                                                             Emerging
                                                                              Markets
                                                                            Core Equity
                                                                             Portfolio
                                                                            -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $12,913, $11,001,
    $69,599 and $0, respectively)..........................................         --
   Income Distributions Received from Affiliated Investment
    Companies..............................................................         --
   Interest................................................................         --
   Income from Securities Lending..........................................         --
   Expenses Allocated from Affiliated Investment Companies.................         --
                                                                             ---------
     Total Net Investment Income Received from Affiliated Investment
      Companies............................................................         --
                                                                             ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and $46,703,
   respectively)...........................................................  $ 357,701
  Interest.................................................................          2
  Income from Securities Lending...........................................     32,636
                                                                             ---------
     Total Fund Investment Income..........................................    390,339
                                                                             ---------
Fund Expenses
  Investment Advisory Services Fees........................................     79,177
  Administrative Services Fees.............................................         --
  Accounting & Transfer Agent Fees.........................................        823
  Shareholder Servicing Fees --
   Class R2 Shares.........................................................         --
  Custodian Fees...........................................................      6,018
  Filing Fees..............................................................        527
  Shareholders' Reports....................................................        329
  Directors'/Trustees' Fees & Expenses.....................................        100
  Professional Fees........................................................        391
  Other....................................................................        169
                                                                             ---------
     Total Expenses........................................................     87,534
                                                                             ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...........................................         --
  Fees Paid Indirectly.....................................................        (75)
                                                                             ---------
  Net Expenses.............................................................     87,459
                                                                             ---------
  Net Investment Income (Loss).............................................    302,880
                                                                             ---------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies...............................................................         --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**............................................   (111,516)
   Futures.................................................................         --
   Foreign Currency Transactions...........................................     (2,722)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..............................    123,834
   Futures.................................................................         --
   Translation of Foreign Currency Denominated Amounts.....................       (212)
                                                                             ---------
  Net Realized and Unrealized Gain (Loss)..................................      9,384
                                                                             ---------
Net Increase (Decrease) in Net Assets Resulting from Operations............  $ 312,264
                                                                             =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $1,357, $0 and $960, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     Enhanced U.S. Large   U.S. Large Cap      U.S. Large Cap Value
                                                      Company Portfolio   Equity Portfolio           Portfolio
                                                     ------------------  ------------------  ------------------------
                                                                                    Period
                                                                                   June 25,
                                                       Year      Year      Year    2013(a)       Year         Year
                                                      Ended     Ended     Ended       to        Ended        Ended
                                                     Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,     Oct. 31,
                                                       2014      2013      2014      2013        2014         2013
                                                     --------  --------  --------  --------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $  1,136  $  1,274  $  3,451  $    591  $   238,575  $   183,780
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................      643      (238)      563        37      600,495      819,592
    Futures.........................................   31,175    40,444        --        --           --           --
    Foreign Currency Transactions...................     (151)     (934)       --        --           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......      332     1,803    24,836    10,560    1,088,709    2,030,120
    Futures.........................................     (852)    5,088        --        --           --           --
    Translation of Foreign Currency Denominated
     Amounts........................................      408       946        --        --           --           --
                                                     --------  --------  --------  --------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................   32,691    48,383    28,850    11,188    1,927,779    3,033,492
                                                     --------  --------  --------  --------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares......................     (903)   (1,597)   (3,170)     (321)    (230,364)    (180,943)
  Net Short-Term Gains:
    Institutional Class Shares......................       --        --       (40)       --           --           --
                                                     --------  --------  --------  --------  -----------  -----------
     Total Distributions............................     (903)   (1,597)   (3,210)     (321)    (230,364)    (180,943)
                                                     --------  --------  --------  --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................   36,703    49,190   134,371   127,286    3,477,302    2,669,600
  Shares Issued in Lieu of Cash Distributions.......      757     1,381     3,180       321      209,934      165,830
  Shares Redeemed...................................  (65,369)  (74,528)  (23,643)   (3,067)  (2,200,742)  (2,059,492)
                                                     --------  --------  --------  --------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions..................................  (27,909)  (23,957)  113,908   124,540    1,486,494      775,938
                                                     --------  --------  --------  --------  -----------  -----------
     Total Increase (Decrease) in Net Assets........    3,879    22,829   139,548   135,407    3,183,909    3,628,487
Net Assets
  Beginning of Period...............................  212,840   190,011   135,407        --   11,963,072    8,334,585
                                                     --------  --------  --------  --------  -----------  -----------
  End of Period..................................... $216,719  $212,840  $274,955  $135,407  $15,146,981  $11,963,072
                                                     ========  ========  ========  ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................    2,890     4,732    11,205    12,483      108,157      102,131
  Shares Issued in Lieu of Cash Distributions.......       60       142       265        30        6,479        6,512
  Shares Redeemed...................................   (5,263)   (7,146)   (1,962)     (286)     (68,360)     (79,135)
                                                     --------  --------  --------  --------  -----------  -----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................   (2,313)   (2,272)    9,508    12,227       46,276       29,508
                                                     ========  ========  ========  ========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $    149  $    200  $    502  $    281  $    32,662  $    28,203

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                       U.S. Targeted Value      U.S. Small Cap Value       U.S. Core Equity 1
                                                            Portfolio                 Portfolio                 Portfolio
                                                     -----------------------  ------------------------  ------------------------
                                                        Year         Year         Year         Year         Year         Year
                                                       Ended        Ended        Ended        Ended        Ended        Ended
                                                      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                        2014         2013         2014         2013         2014         2013
                                                     ----------  -----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $   44,264  $    45,589  $    70,490  $   104,594  $   146,885  $   109,577
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......................    262,739      274,964      462,894      467,388       51,551       48,730
   Futures..........................................         --        4,864      (12,757)       4,175           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities............................    116,751      903,746      404,462    2,087,253    1,034,068    1,549,261
                                                     ----------  -----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................    423,754    1,229,163      925,089    2,663,410    1,232,504    1,707,568
                                                     ----------  -----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares..................................        (80)        (604)          --           --           --           --
   Class R2 Shares..................................       (330)        (171)          --           --           --           --
   Institutional Class Shares.......................    (37,254)     (44,723)     (63,952)     (97,302)    (135,714)    (105,633)
  Net Short-Term Gains:
   Class R1 Shares..................................        (32)        (162)          --           --           --           --
   Class R2 Shares..................................        (84)         (43)          --           --           --           --
   Institutional Class Shares.......................    (13,954)      (9,669)      (2,510)     (15,668)          --           --
  Net Long-Term Gains:
   Class R1 Shares..................................       (544)      (2,657)          --           --           --           --
   Class R2 Shares..................................     (1,417)        (709)          --           --           --           --
   Institutional Class Shares.......................   (235,328)    (158,843)    (443,795)    (380,218)     (34,892)          --
                                                     ----------  -----------  -----------  -----------  -----------  -----------
     Total Distributions............................   (289,023)    (217,581)    (510,257)    (493,188)    (170,606)    (105,633)
                                                     ----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................  1,893,177    1,069,213    2,936,905    1,700,691    3,297,271    2,012,312
  Shares Issued in Lieu of Cash Distributions.......    271,172      193,793      463,121      448,519      161,062       95,895
  Shares Redeemed...................................   (921,922)  (1,112,648)  (1,829,533)  (1,880,921)  (1,305,580)  (1,020,936)
                                                     ----------  -----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions............................  1,242,427      150,358    1,570,493      268,289    2,152,753    1,087,271
                                                     ----------  -----------  -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets........  1,377,158    1,161,940    1,985,325    2,438,511    3,214,651    2,689,206
Net Assets
  Beginning of Year.................................  4,213,749    3,051,809    9,526,981    7,088,470    7,566,179    4,876,973
                                                     ----------  -----------  -----------  -----------  -----------  -----------
  End of Year....................................... $5,590,907  $ 4,213,749  $11,512,306  $ 9,526,981  $10,780,830  $ 7,566,179
                                                     ==========  ===========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................     83,026       54,473       83,520       56,681      195,985      144,586
  Shares Issued in Lieu of Cash Distributions.......     12,467       11,549       13,724       17,521        9,673        7,046
  Shares Redeemed...................................    (40,542)     (56,250)     (52,171)     (64,686)     (77,540)     (73,616)
                                                     ----------  -----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................     54,951        9,772       45,073        9,516      128,118       78,016
                                                     ==========  ===========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $    6,119  $       484  $     3,960  $     1,366  $    19,703  $    14,478

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                   U.S. Vector
                                                U.S. Core Equity 2 Portfolio    Equity Portfolio     U.S. Small Cap Portfolio
                                                ---------------------------  ----------------------  -----------------------
                                                    Year           Year         Year        Year         Year        Year
                                                   Ended          Ended        Ended       Ended        Ended       Ended
                                                  Oct. 31,       Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                    2014           2013         2014        2013         2014        2013
                                                 -----------   -----------   ----------  ----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   177,308    $   146,563   $   40,510  $   36,935  $    72,117  $   76,179
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................      91,185        106,205      115,011      42,264      281,378     252,589
    Futures....................................          --             --           --         (48)          --        (331)
    Foreign Currency Transactions..............          --             --           --          --           --           1
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities......................   1,187,562      2,176,008      197,283     684,534      332,001   1,551,354
                                                 -----------   -----------   ----------  ----------  -----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   1,456,055      2,428,776      352,804     763,685      685,496   1,879,792
                                                 -----------   -----------   ----------  ----------  -----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (165,687)      (143,640)     (37,709)    (34,959)     (65,689)    (74,990)
  Net Short-Term Gains:
    Institutional Class Shares.................      (4,518)            --       (1,492)         --      (19,821)     (8,279)
  Net Long-Term Gains:
    Institutional Class Shares.................     (98,745)       (55,772)     (38,966)     (3,507)    (218,795)   (228,672)
                                                 -----------   -----------   ----------  ----------  -----------  ----------
     Total Distributions.......................    (268,950)      (199,412)     (78,167)    (38,466)    (304,305)   (311,941)
                                                 -----------   -----------   ----------  ----------  -----------  ----------
Capital Share Transactions (1):
  Shares Issued................................   2,965,961      1,993,887      798,485     590,251    2,450,541   2,025,365
  Shares Issued in Lieu of Cash
   Distributions...............................     265,683        194,014       77,784      37,851      285,840     287,893
  Shares Redeemed..............................  (1,489,137)    (1,351,685)    (543,429)   (468,656)  (1,316,683)   (997,627)
                                                 -----------   -----------   ----------  ----------  -----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   1,742,507        836,216      332,840     159,446    1,419,698   1,315,631
                                                 -----------   -----------   ----------  ----------  -----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................   2,929,612      3,065,580      607,477     884,665    1,800,889   2,883,482
Net Assets
  Beginning of Year............................   9,989,564      6,923,984    2,893,842   2,009,177    7,446,827   4,563,345
                                                 -----------   -----------   ----------  ----------  -----------  ----------
  End of Year.................................. $12,919,176    $ 9,989,564   $3,501,319  $2,893,842  $ 9,247,716  $7,446,827
                                                 ===========   ===========   ==========  ==========  ===========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     178,876        145,060       48,426      43,824       80,252      76,522
  Shares Issued in Lieu of Cash
   Distributions...............................      16,353         14,935        4,849       2,932        9,623      12,811
  Shares Redeemed..............................     (89,926)       (98,040)     (33,059)    (34,484)     (43,155)    (38,832)
                                                 -----------   -----------   ----------  ----------  -----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     105,303         61,955       20,216      12,272       46,720      50,501
                                                 ===========   ===========   ==========  ==========  ===========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $    22,013    $    14,455   $    4,499  $    3,096  $     5,881  $    3,164

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                              DFA Real Estate     Large Cap International
                                                 U.S. Micro Cap Portfolio  Securities Portfolio          Portfolio
                                                 ----------------------   ----------------------  ----------------------
                                                    Year         Year        Year        Year        Year        Year
                                                   Ended        Ended       Ended       Ended       Ended       Ended
                                                  Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                    2014         2013        2014        2013        2014        2013
                                                 ----------   ----------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................. $   33,465   $   46,722  $  135,078  $  103,396  $  100,146  $   68,706
  Capital Gain Distributions Received from
   Investment Securities........................         --           --          --      15,455          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................    293,787      227,715      51,264      15,023      (5,883)    (15,210)
    Futures.....................................       (692)        (423)       (553)         --          --          --
    Foreign Currency Transactions...............         --           --          --          --      (1,034)       (394)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency...................................     40,078    1,117,408     857,969     254,603     (85,773)    476,010
    Translation of Foreign Currency
     Denominated Amounts........................         --           --          --          --        (232)        154
                                                 ----------   ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................    366,638    1,391,422   1,043,758     388,477       7,224     529,266
                                                 ----------   ----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..................    (30,943)     (46,915)   (156,934)   (102,731)    (98,177)    (70,787)
  Net Short-Term Gains:
    Institutional Class Shares..................    (12,783)          --          --          --          --          --
  Net Long-Term Gains:
    Institutional Class Shares..................   (200,738)    (176,365)         --          --          --          --
                                                 ----------   ----------  ----------  ----------  ----------  ----------
     Total Distributions........................   (244,464)    (223,280)   (156,934)   (102,731)    (98,177)    (70,787)
                                                 ----------   ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................    732,739      605,885   1,531,390   1,428,666     711,014     631,372
  Shares Issued in Lieu of Cash Distributions...    228,631      207,612     154,320      99,760      89,712      66,684
  Shares Redeemed...............................   (750,348)    (723,766)   (642,193)   (853,143)   (337,040)   (457,180)
                                                 ----------   ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions........................    211,022       89,731   1,043,517     675,283     463,686     240,876
                                                 ----------   ----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....    333,196    1,257,873   1,930,341     961,029     372,733     699,355
Net Assets
  Beginning of Year.............................  4,695,831    3,437,958   4,677,418   3,716,389   2,755,114   2,055,759
                                                 ----------   ----------  ----------  ----------  ----------  ----------
  End of Year................................... $5,029,027   $4,695,831  $6,607,759  $4,677,418  $3,127,847  $2,755,114
                                                 ==========   ==========  ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.................................     37,333       36,865      53,449      51,717      31,887      31,421
  Shares Issued in Lieu of Cash Distributions...     11,975       14,570       5,604       3,726       3,956       3,350
  Shares Redeemed...............................    (38,226)     (43,945)    (22,496)    (30,873)    (15,048)    (22,837)
                                                 ----------   ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................     11,082        7,490      36,557      24,570      20,795      11,934
                                                 ==========   ==========  ==========  ==========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................. $    2,541   $    1,656  $   23,541  $   32,390  $    7,583  $    6,579

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 International Core Equity    International Small       Japanese Small
                                                         Portfolio             Company Portfolio      Company Portfolio
                                                 ------------------------  ------------------------  -------------------
                                                     Year         Year         Year         Year       Year       Year
                                                    Ended        Ended        Ended        Ended      Ended      Ended
                                                   Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,   Oct. 31,   Oct. 31,
                                                     2014         2013         2014         2013       2014       2013
                                                 -----------  -----------  -----------  -----------  --------  ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................. $   335,306  $   218,030  $   194,864  $   180,481  $  5,501  $   6,101
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................    (183,788)     (10,392)     303,846      262,518     9,738      5,783
    Futures.....................................          --           --         (945)         (29)       --         --
    Foreign Currency Transactions...............      (1,661)      (2,185)        (909)      (2,035)     (118)      (468)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency...................................    (293,395)   1,736,462     (612,635)   1,540,906    (8,349)    94,197
    Futures.....................................          --           --           --           30        --         --
    Translation of Foreign Currency
     Denominated Amounts........................        (699)         312         (606)         438      (112)        26
                                                 -----------  -----------  -----------  -----------  --------  ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................    (144,237)   1,942,227     (116,385)   1,982,309     6,660    105,639
                                                 -----------  -----------  -----------  -----------  --------  ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..................    (320,068)    (214,687)    (190,299)    (159,066)  (11,539)    (2,836)
  Net Short-Term Gains:
    Institutional Class Shares..................          --           --      (27,834)          --        --         --
  Net Long-Term Gains:
    Institutional Class Shares..................          --           --     (211,626)     (39,012)       --         --
                                                 -----------  -----------  -----------  -----------  --------  ---------
     Total Distributions........................    (320,068)    (214,687)    (429,759)    (198,078)  (11,539)    (2,836)
                                                 -----------  -----------  -----------  -----------  --------  ---------
Capital Share Transactions (1):
  Shares Issued.................................   4,323,558    2,415,089    1,513,008    1,229,487   176,108    142,226
  Shares Issued in Lieu of Cash Distributions...     309,979      206,673      418,230      188,769    10,648      2,638
  Shares Redeemed...............................  (1,383,156)  (1,323,574)  (1,061,294)  (1,104,930)  (87,819)  (127,503)
                                                 -----------  -----------  -----------  -----------  --------  ---------
     Net Increase (Decrease) from Capital
      Share Transactions........................   3,250,381    1,298,188      869,944      313,326    98,937     17,361
                                                 -----------  -----------  -----------  -----------  --------  ---------
     Total Increase (Decrease) in Net Assets....   2,786,076    3,025,728      323,800    2,097,557    94,058    120,164
Net Assets
  Beginning of Year.............................   9,508,466    6,482,738    8,520,717    6,423,160   414,132    293,968
                                                 -----------  -----------  -----------  -----------  --------  ---------
  End of Year................................... $12,294,542  $ 9,508,466  $ 8,844,517  $ 8,520,717  $508,190  $ 414,132
                                                 ===========  ===========  ===========  ===========  ========  =========
(1) Shares Issued and Redeemed:
  Shares Issued.................................     340,141      213,883       78,077       72,452     9,215      8,814
  Shares Issued in Lieu of Cash Distributions...      23,911       18,646       22,420       11,691       579        173
  Shares Redeemed...............................    (108,799)    (117,963)     (54,917)     (65,368)   (4,681)    (7,179)
                                                 -----------  -----------  -----------  -----------  --------  ---------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................     255,253      114,566       45,580       18,775     5,113      1,808
                                                 ===========  ===========  ===========  ===========  ========  =========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................. $    40,713  $    27,329  $    36,226  $    27,083  $  2,523  $   6,178

----------
* Net of foreign capital gain taxes withheld of $0, $14, $0, $27, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                          Asia Pacific Small  United Kingdom Small  Continental Small
                                                           Company Portfolio  Company Portfolio     Company Portfolio
                                                          ------------------  -------------------  ------------------
                                                            Year      Year      Year       Year      Year      Year
                                                           Ended     Ended     Ended      Ended     Ended     Ended
                                                          Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                            2014      2013      2014       2013      2014      2013
                                                          --------  --------  --------   --------  --------  --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........................... $ 13,132  $ 11,525  $   952    $   933   $  3,584  $  2,635
  Net Realized Gain (Loss) on:...........................
    Investment Securities Sold*..........................      227      (255)   2,353      2,545      5,664     2,298
    Futures..............................................       --        --       --         --        (53)       29
    Foreign Currency Transactions........................       --         9       (4)        --        (20)       (3)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........  (25,748)   17,462   (2,920)     7,107    (13,937)   41,299
    Futures..............................................       --        --       --         --         --       (29)
    Translation of Foreign Currency Denominated
     Amounts.............................................       (4)       (1)      (1)        --         (9)        7
                                                          --------  --------  -------    -------   --------  --------
     Net Increase (Decrease) in Net Assets Resulting
      from Operations....................................  (12,393)   28,740      380     10,585     (4,771)   46,236
                                                          --------  --------  -------    -------   --------  --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares...........................  (12,860)   (7,603)    (919)      (953)    (3,660)   (2,834)
  Net Long-Term Gains:
    Institutional Class Shares...........................       --        --     (406)        --         --        --
                                                          --------  --------  -------    -------   --------  --------
     Total Distributions.................................  (12,860)   (7,603)  (1,325)      (953)    (3,660)   (2,834)
                                                          --------  --------  -------    -------   --------  --------
Capital Share Transactions (1):
  Shares Issued..........................................   80,887    96,294    5,784      2,464     23,560    32,191
  Shares Issued in Lieu of Cash Distributions............   12,189     7,183    1,013        729      3,003     2,141
  Shares Redeemed........................................  (34,872)  (31,639)  (7,898)    (7,045)   (19,977)  (13,244)
                                                          --------  --------  -------    -------   --------  --------
     Net Increase (Decrease) from Capital Share
      Transactions.......................................   58,204    71,838   (1,101)    (3,852)     6,586    21,088
                                                          --------  --------  -------    -------   --------  --------
     Total Increase (Decrease) in Net Assets.............   32,951    92,975   (2,046)     5,780     (1,845)   64,490
Net Assets
  Beginning of Year......................................  331,166   238,191   37,096     31,316    170,806   106,316
                                                          --------  --------  -------    -------   --------  --------
  End of Year............................................ $364,117  $331,166  $35,050    $37,096   $168,961  $170,806
                                                          ========  ========  =======    =======   ========  ========
(1) Shares Issued and Redeemed:
  Shares Issued..........................................    3,484     4,135      151         78      1,098     1,806
  Shares Issued in Lieu of Cash Distributions............      549       309       27         24        133       128
  Shares Redeemed........................................   (1,459)   (1,362)    (206)      (224)      (926)     (834)
                                                          --------  --------  -------    -------   --------  --------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...........................................    2,574     3,082      (28)      (122)       305     1,100
                                                          ========  ========  =======    =======   ========  ========
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)                      $  7,045  $  6,418  $   106    $   129   $    119  $     92

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                DFA International Real      DFA Global Real Estate   DFA International Small
                                                Estate Securities Portfolio  Securities Portfolio      Cap Value Portfolio
                                                --------------------------  ----------------------  ------------------------
                                                   Year          Year          Year        Year         Year         Year
                                                  Ended         Ended         Ended       Ended        Ended        Ended
                                                 Oct. 31,      Oct. 31,      Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                   2014          2013          2014        2013         2014         2013
                                                 ----------    ----------   ----------  ----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $  105,809    $   72,994    $   82,794  $   84,342  $   213,214  $   208,592
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................      3,629       (19,009)       (2,790)     (3,169)     220,979      179,935
    Futures....................................         --           888            --          --           --           --
    Foreign Currency Transactions..............       (581)         (860)           --          --       (2,193)      (2,311)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................     99,706       105,321       305,008      60,459     (457,867)   2,722,774
    Translation of Foreign Currency
     Denominated Amounts.......................       (267)           18            --          --         (878)         666
                                                 ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    208,296       159,352       385,012     141,632      (26,745)   3,109,656
                                                 ----------    ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................   (106,263)     (181,848)      (72,036)    (84,341)    (201,006)    (198,381)
  Net Short-Term Gains:
    Institutional Class Shares.................         --            --            --          --      (38,805)          --
  Net Long-Term Gains:
    Institutional Class Shares.................         --            --            --          --     (127,501)    (117,102)
                                                 ----------    ----------   ----------  ----------  -----------  -----------
     Total Distributions.......................   (106,263)     (181,848)      (72,036)    (84,341)    (367,312)    (315,483)
                                                 ----------    ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................  1,020,832       842,458     1,203,232     932,289    2,122,914    1,644,691
  Shares Issued in Lieu of Cash Distributions..    105,300       180,122        70,668      82,056      335,987      292,218
  Shares Redeemed..............................   (298,766)     (372,815)     (364,111)   (304,476)  (1,528,972)  (1,848,793)
                                                 ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    827,366       649,765       909,789     709,869      929,929       88,116
                                                 ----------    ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................    929,399       627,269     1,222,765     767,160      535,872    2,882,289
Net Assets
  Beginning of Year............................  2,158,977     1,531,708     2,082,707   1,315,547   11,148,899    8,266,610
                                                 ----------    ----------   ----------  ----------  -----------  -----------
  End of Year.................................. $3,088,376    $2,158,977    $3,305,472  $2,082,707  $11,684,771  $11,148,899
                                                 ==========    ==========   ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................    190,067       159,658       123,414      99,632      102,419       96,297
  Shares Issued in Lieu of Cash Distributions..     21,490        35,387         8,208       9,335       16,875       18,141
  Shares Redeemed..............................    (56,784)      (71,419)      (37,911)    (32,860)     (74,184)    (106,982)
                                                 ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................    154,773       123,626        93,711      76,107       45,110        7,456
                                                 ==========    ==========   ==========  ==========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)                             $ (153,170)   $ (147,973)   $   21,784  $   11,624  $    20,577  $    15,456

----------
* Net of foreign capital gain taxes withheld of $0, $7, $0, $0, $0 and $6, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                           International Vector   World ex U.S. Value World ex U.S. Targeted
                                                             Equity Portfolio          Portfolio       Value Portfolio
                                                          ----------------------  ------------------  ---------------------
                                                                                                                   Period
                                                                                                                  Nov. 1,
                                                             Year        Year       Year      Year      Year      2012(a)
                                                            Ended       Ended      Ended     Ended     Ended         to
                                                           Oct. 31,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,
                                                             2014        2013       2014      2013      2014        2013
                                                          ----------  ----------  --------  --------  --------    --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........................... $   32,958  $   18,816  $  4,175  $  2,186  $  2,577    $ 1,009
  Capital Gain Distributions Received from Affiliated
   Investment Companies..................................         --          --       157        64       983        191
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...........................     14,492       8,277     1,007     3,077    (2,175)       947
   Futures...............................................         --          --         1       (12)        1          1
   Foreign Currency Transactions.........................       (376)        (71)      (40)      (14)       (9)        (3)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency............    (66,559)    172,846    (6,120)   13,382    (4,735)    11,646
   Futures...............................................         --          --         1        (1)       --         --
   Translation of Foreign Currency Denominated
    Amounts..............................................        (93)         46       (12)      (15)       --         --
                                                          ----------  ----------  --------  --------   --------   -------
     Net Increase (Decrease) in Net Assets Resulting
      from Operations....................................    (19,578)    199,914      (831)   18,667    (3,358)    13,791
                                                          ----------  ----------  --------  --------   --------   -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares............................    (31,342)    (17,456)   (4,113)   (2,334)   (2,482)      (993)
  Net Short-Term Gains:
   Institutional Class Shares............................       (571)         --        --        --       (48)        --
  Net Long-Term Gains:
   Institutional Class Shares............................     (7,322)     (2,044)       --        --    (1,147)        --
                                                          ----------  ----------  --------  --------   --------   -------
     Total Distributions.................................    (39,235)    (19,500)   (4,113)   (2,334)   (3,677)      (993)
                                                          ----------  ----------  --------  --------   --------   -------
Capital Share Transactions (1):
  Shares Issued..........................................    399,996     419,905    10,506    53,066    99,296     87,917
  Shares Issued in Lieu of Cash Distributions............     38,822      18,898     4,102     2,232     3,678        993
  Shares Redeemed........................................   (165,226)    (89,842)  (13,300)  (11,241)  (40,853)    (5,698)
                                                          ----------  ----------  --------  --------   --------   -------
     Net Increase (Decrease) from Capital Share
      Transactions.......................................    273,592     348,961     1,308    44,057    62,121     83,212
                                                          ----------  ----------  --------  --------   --------   -------
     Total Increase (Decrease) in Net Assets.............    214,779     529,375    (3,636)   60,390    55,086     96,010
Net Assets
  Beginning of Period....................................  1,090,774     561,399   117,587    57,197    96,010         --
                                                          ----------  ----------  --------  --------   --------   -------
  End of Period.......................................... $1,305,553  $1,090,774  $113,951  $117,587  $151,096    $96,010
                                                          ==========  ==========  ========  ========   ========   =======
(1) Shares Issued and Redeemed:
  Shares Issued..........................................     33,823      39,490       889     4,923     7,921      8,136
  Shares Issued in Lieu of Cash Distributions............      3,246       1,856       340       209       299         90
  Shares Redeemed........................................    (13,983)     (8,665)   (1,114)   (1,036)   (3,412)      (522)
                                                          ----------  ----------  --------  --------   --------   -------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...........................................     23,086      32,681       115     4,096     4,808      7,704
                                                          ==========  ==========  ========  ========   ========   =======
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)..................... $    4,680  $    2,486  $    343  $    187  $    218    $    15

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $3 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                  World ex U.S. Core  World Core Equity Selectively Hedged
                                                   Equity Portfolio       Portfolio     Global Equity Portfolio
                                                  ------------------  ----------------  ----------------------
                                                             Period
                                                            April 9,
                                                    Year    2013(a)     Year     Year     Year         Year
                                                   Ended       to      Ended    Ended    Ended        Ended
                                                  Oct. 31,  Oct. 31,  Oct. 31, Oct. 31, Oct. 31,     Oct. 31,
                                                    2014      2013      2014     2013     2014         2013
                                                  --------  --------  -------- -------- --------     --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................... $  6,084  $  1,160  $   341  $    23  $  2,127     $ 1,317
  Capital Gain Distributions Received from
   Affiliated Investment Companies...............       --        --        3       --       342         115
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...................     (107)      (30)     247       21     1,409         (81)
   Futures.......................................       --        --       --       --       572         545
   Foreign Currency Transactions.................       --        --       --       --     1,469         237
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency....  (13,820)   11,720   (2,851)     228     1,003      12,814
   Futures.......................................       --        --       --       --       (82)        150
   Translation of Foreign Currency Denominated
    Amounts......................................       --        --       --       --       610         121
                                                  --------  --------  -------  -------   --------    -------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations...................   (7,843)   12,850   (2,260)     272     7,450      15,218
                                                  --------  --------  -------  -------   --------    -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares....................   (6,099)   (1,171)    (348)     (23)   (1,858)       (330)
  Net Short-Term Gains:
   Institutional Class Shares....................      (64)       --      (10)      --      (281)        (43)
  Net Long-Term Gains:
   Institutional Class Shares....................       --        --      (14)      --      (539)        (56)
                                                  --------  --------  -------  -------   --------    -------
    Total Distributions..........................   (6,163)   (1,171)    (372)     (23)   (2,678)       (429)
                                                  --------  --------  -------  -------   --------    -------
Capital Share Transactions (1):
  Shares Issued..................................  312,847   125,005   79,069    2,383    71,131      43,832
  Shares Issued in Lieu of Cash Distributions....    6,153     1,169      372       23     2,678         429
  Shares Redeemed................................  (28,066)   (8,133)  (2,830)  (1,118)  (22,653)     (2,652)
                                                  --------  --------  -------  -------   --------    -------
    Net Increase (Decrease) from Capital
     Share Transactions..........................  290,934   118,041   76,611    1,288    51,156      41,609
                                                  --------  --------  -------  -------   --------    -------
    Total Increase (Decrease) in Net Assets......  276,928   129,720   73,979    1,537    55,928      56,398
Net Assets
  Beginning of Period............................  129,720        --    1,728      191    91,348      34,950
                                                  --------  --------  -------  -------   --------    -------
  End of Period.................................. $406,648  $129,720  $75,707  $ 1,728  $147,276     $91,348
                                                  ========  ========  =======  =======   ========    =======
(1) Shares Issued and Redeemed:
  Shares Issued..................................   28,743    12,721    5,733      212     5,123       3,666
  Shares Issued in Lieu of Cash Distributions....      556       117       27        2       205          39
  Shares Redeemed................................   (2,595)     (790)    (216)     (97)   (1,662)       (217)
                                                  --------  --------  -------  -------   --------    -------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.........................   26,704    12,048    5,544      117     3,666       3,488
                                                  ========  ========  =======  =======   ========    =======
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)                                          $     (2) $     (1) $    --  $    --  $  3,031     $ 1,390

                                                     Emerging Markets
                                                         Portfolio
                                                  ----------------------


                                                     Year        Year
                                                    Ended       Ended
                                                   Oct. 31,    Oct. 31,
                                                     2014        2013
                                                  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................... $   81,253  $   61,645
  Capital Gain Distributions Received from
   Affiliated Investment Companies...............         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...................    (24,604)     22,235
   Futures.......................................         --          --
   Foreign Currency Transactions.................       (658)       (124)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency....     12,634     143,306
   Futures.......................................         --          --
   Translation of Foreign Currency Denominated
    Amounts......................................        (12)         (6)
                                                  ----------  ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations...................     68,613     227,056
                                                  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares....................    (77,881)    (59,866)
  Net Short-Term Gains:
   Institutional Class Shares....................         --          --
  Net Long-Term Gains:
   Institutional Class Shares....................    (21,358)    (30,527)
                                                  ----------  ----------
    Total Distributions..........................    (99,239)    (90,393)
                                                  ----------  ----------
Capital Share Transactions (1):
  Shares Issued..................................  1,057,534   1,304,374
  Shares Issued in Lieu of Cash Distributions....     92,820      84,860
  Shares Redeemed................................   (701,770)   (667,334)
                                                  ----------  ----------
    Net Increase (Decrease) from Capital
     Share Transactions..........................    448,584     721,900
                                                  ----------  ----------
    Total Increase (Decrease) in Net Assets......    417,958     858,563
Net Assets
  Beginning of Period............................  3,655,740   2,797,177
                                                  ----------  ----------
  End of Period.................................. $4,073,698  $3,655,740
                                                  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued..................................     40,611      50,466
  Shares Issued in Lieu of Cash Distributions....      3,453       3,233
  Shares Redeemed................................    (26,688)    (25,465)
                                                  ----------  ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.........................     17,376      28,234
                                                  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)                                          $    6,653  $    6,855

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 Emerging Markets Small   Emerging Markets Value     Emerging Markets Core
                                                      Cap Portfolio              Portfolio             Equity Portfolio
                                                 ----------------------  ------------------------  ------------------------
                                                    Year        Year         Year         Year         Year         Year
                                                   Ended       Ended        Ended        Ended        Ended        Ended
                                                  Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                    2014        2013         2014         2013         2014         2013
                                                 ----------  ----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................. $   89,085  $   69,684  $   447,291  $   342,372  $   302,880  $   211,992
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..................     98,856      64,325     (519,942)     296,735     (111,516)      (9,977)
   Futures......................................         --         452          499           --           --           --
   Foreign Currency Transactions................       (968)     (1,227)      (4,493)      (2,807)      (2,722)      (2,207)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency....................................     21,383     146,169     (179,006)     717,140      123,834      581,086
   Futures......................................         (4)          4           --           --           --           --
   Translation of Foreign Currency
    Denominated Amounts.........................       (137)        (42)         (29)           7         (212)         (79)
                                                 ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................    208,215     279,365     (255,680)   1,353,447      312,264      780,815
                                                 ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares..............................         --          --       (1,989)      (1,837)          --           --
   Institutional Class Shares...................    (83,100)    (67,721)    (405,752)    (355,664)    (287,956)    (205,400)
  Net Short-Term Gains:
   Class R2 Shares..............................         --          --          (62)          --           --           --
   Institutional Class Shares...................         --      (3,428)     (11,122)          --           --           --
  Net Long-Term Gains:
   Class R2 Shares..............................         --          --       (1,472)      (2,090)          --           --
   Institutional Class Shares...................    (63,095)    (92,100)    (262,348)    (342,441)          --           --
                                                 ----------  ----------  -----------  -----------  -----------  -----------
     Total Distributions........................   (146,195)   (163,249)    (682,745)    (702,032)    (287,956)    (205,400)
                                                 ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................  1,042,130   1,458,450    3,257,115    4,240,153    4,643,693    5,406,041
  Shares Issued in Lieu of Cash Distributions...    135,989     142,712      647,473      656,583      266,070      187,871
  Shares Redeemed...............................   (421,399)   (583,088)  (3,488,728)  (2,967,974)  (2,227,486)  (1,743,072)
                                                 ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions........................    756,720   1,018,074      415,860    1,928,762    2,682,277    3,850,840
                                                 ----------  ----------  -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets....    818,740   1,134,190     (522,565)   2,580,177    2,706,585    4,426,255
Net Assets
  Beginning of Year.............................  4,041,863   2,907,673   19,268,907   16,688,730   13,020,962    8,594,707
                                                 ----------  ----------  -----------  -----------  -----------  -----------
  End of Year................................... $4,860,603  $4,041,863  $18,746,342  $19,268,907  $15,727,547  $13,020,962
                                                 ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.................................     49,106      69,669      116,998      148,957      235,819      276,461
  Shares Issued in Lieu of Cash Distributions...      6,569       6,956       23,036       22,991       12,932        9,689
  Shares Redeemed...............................    (20,277)    (28,076)    (124,198)    (105,179)    (113,406)     (90,412)
                                                 ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................     35,398      48,549       15,836       66,769      135,345      195,738
                                                 ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)........................................ $    7,565  $    8,340  $    37,443  $    14,817  $    28,530  $    31,355

----------
* Net of foreign capital gain taxes withheld of $1,357, $1, $0, $0, $960 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                   Enhanced U.S. Large Company Portfolio
                                                             ------------------------------------------------

                                                               Year      Year      Year      Year      Year
                                                              Ended     Ended     Ended     Ended     Ended
                                                             Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                               2014      2013      2012      2011      2010
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  11.70  $   9.29  $   8.15  $   7.53  $   6.48
                                                             --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.07      0.07      0.07      0.07      0.07
 Net Gains (Losses) on Securities (Realized and Unrealized).     1.94      2.42      1.20      0.56      1.05
                                                             --------  --------  --------  --------  --------
   Total from Investment Operations.........................     2.01      2.49      1.27      0.63      1.12
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.06)    (0.08)    (0.13)    (0.01)    (0.07)
 Net Realized Gains.........................................       --        --        --        --        --
                                                             --------  --------  --------  --------  --------
   Total Distributions......................................    (0.06)    (0.08)    (0.13)    (0.01)    (0.07)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  13.65  $  11.70  $   9.29  $   8.15  $   7.53
===========================================================  ========  ========  ========  ========  ========
Total Return................................................    17.18%    26.99%    15.84%     8.41%    17.40%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $216,719  $212,840  $190,011  $171,128  $157,730
Ratio of Expenses to Average Net Assets.....................     0.23%     0.24%     0.25%     0.26%     0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........     0.23%     0.24%     0.25%     0.26%     0.26%
Ratio of Net Investment Income to Average Net Assets........     0.55%     0.63%     0.80%     0.86%     0.98%
Portfolio Turnover Rate.....................................      202%      139%       76%      140%       78%
---------------------------------------------------------------------------------------------------------------

                                                                   U.S. Large Cap
                                                                  Equity Portfolio
                                                             -------------------
                                                                           Period
                                                               Year       June 25,
                                                              Ended      2013(a) to
                                                             Oct. 31,     Oct. 31,
                                                               2014         2013
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  11.07   $  10.00
                                                             --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.21       0.06
 Net Gains (Losses) on Securities (Realized and Unrealized).     1.57       1.04
                                                             --------   --------
   Total from Investment Operations.........................     1.78       1.10
---------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.20)     (0.03)
 Net Realized Gains.........................................       --         --
                                                             --------   --------
   Total Distributions......................................    (0.20)     (0.03)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  12.65   $  11.07
===========================================================  ========  ==========
Total Return................................................    16.19%     11.01%(D)
---------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $274,955   $135,407
Ratio of Expenses to Average Net Assets.....................     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets........     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.....................................        1%         0%(D)
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    U.S. Large Cap Value Portfolio
                                                             -------------------------------------------------------------
                                                                  Year            Year            Year           Year
                                                                 Ended           Ended           Ended          Ended
                                                                Oct. 31,        Oct. 31,        Oct. 31,       Oct. 31,
                                                                  2014            2013            2012           2011
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $     29.72     $     22.34     $    19.29     $    18.58
                                                             -----------     -----------     ----------     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.56            0.47           0.41           0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).        4.02            7.38           3.04           0.70
                                                             -----------     -----------     ----------     ----------
   Total from Investment Operations.........................        4.58            7.85           3.45           1.03
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.55)          (0.47)         (0.40)         (0.32)
 Net Realized Gains.........................................          --              --             --             --
                                                             -----------     -----------     ----------     ----------
   Total Distributions......................................       (0.55)          (0.47)         (0.40)         (0.32)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     33.75     $     29.72     $    22.34     $    19.29
===========================================================  ===========     ===========     ==========     ==========
Total Return................................................       15.49%          35.52%         18.14%          5.53%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $15,146,981     $11,963,072     $8,334,585     $7,340,344
Ratio of Expenses to Average Net Assets.....................        0.27%(B)        0.27%(B)       0.27%(B)       0.28%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.27%(B)        0.27%(B)       0.27%(B)       0.28%(B)
Ratio of Net Investment Income to Average Net Assets........        1.75%           1.82%          1.99%          1.63%
---------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2010
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    15.81
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).       2.76
                                                             ----------
   Total from Investment Operations.........................       3.09
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.32)
 Net Realized Gains.........................................         --
                                                             ----------
   Total Distributions......................................      (0.32)
---------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    18.58
===========================================================  ==========
Total Return................................................      19.72%
---------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $6,921,036
Ratio of Expenses to Average Net Assets.....................       0.28%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.28%(B)
Ratio of Net Investment Income to Average Net Assets........       1.86%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              U.S. Targeted Value Portfolio-Class R1 Shares+
                                                              -------------------------------------------
                                                                Year       Year     Year     Year     Year
                                                               Ended      Ended    Ended    Ended    Ended
                                                              Oct. 31,   Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                2014       2013     2012     2011     2010
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 22.63     $17.28  $ 15.32  $ 14.75  $ 11.73
                                                              -------     ------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.18       0.27     0.15     0.10     0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).    1.86       6.28     2.06     0.60     3.07
                                                              -------     ------  -------  -------  -------
   Total from Investment Operations..........................    2.04       6.55     2.21     0.70     3.14
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.16)     (0.22)   (0.13)   (0.10)   (0.12)
  Net Realized Gains.........................................   (1.32)     (0.98)   (0.12)   (0.03)      --
                                                              -------     ------  -------  -------  -------
   Total Distributions.......................................   (1.48)     (1.20)   (0.25)   (0.13)   (0.12)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 23.19     $22.63  $ 17.28  $ 15.32  $ 14.75
============================================================= ========   ======== ======== ======== ========
Total Return.................................................    9.47%     40.39%   14.67%    4.69%   26.93%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $16,971     $9,470  $49,423  $45,132  $41,316
Ratio of Expenses to Average Net Assets......................    0.47%      0.47%    0.48%    0.48%    0.49%
Ratio of Net Investment Income to Average Net Assets.........    0.79%      1.42%    0.93%    0.61%    0.59%
Portfolio Turnover Rate......................................      10%        16%      20%      23%      20%
-------------------------------------------------------------------------------------------------------------

                                                              U.S. Targeted Value Portfolio-Class R2 Shares+
                                                              -------------------------------------------
                                                                Year       Year     Year     Year     Year
                                                               Ended      Ended    Ended    Ended    Ended
                                                              Oct. 31,   Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                2014       2013     2012     2011     2010
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 22.57    $ 17.26  $ 15.31  $ 14.76   $11.74
                                                              -------    -------  -------  -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.15       0.19     0.13     0.07     0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).    1.84       6.31     2.05     0.60     3.07
                                                              -------    -------  -------  -------   ------
   Total from Investment Operations..........................    1.99       6.50     2.18     0.67     3.12
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.12)     (0.21)   (0.11)   (0.09)   (0.10)
  Net Realized Gains.........................................   (1.32)     (0.98)   (0.12)   (0.03)      --
                                                              -------    -------  -------  -------   ------
   Total Distributions.......................................   (1.44)     (1.19)   (0.23)   (0.12)   (0.10)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 23.12    $ 22.57  $ 17.26  $ 15.31   $14.76
============================================================= ========   ======== ======== ======== ========
Total Return.................................................    9.30%     40.10%   14.46%    4.50%   26.66%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $82,977    $23,305  $12,754  $10,918   $5,967
Ratio of Expenses to Average Net Assets......................    0.62%      0.62%    0.63%    0.63%    0.64%
Ratio of Net Investment Income to Average Net Assets.........    0.64%      0.95%    0.78%    0.42%    0.44%
Portfolio Turnover Rate......................................      10%        16%      20%      23%      20%
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       U.S. Targeted Value Portfolio-Institutional Class Shares
                                                      ----------------------------------------------------------  ------------
                                                         Year        Year        Year        Year        Year         Year
                                                        Ended       Ended       Ended       Ended       Ended        Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                         2014        2013        2012        2011        2010         2014
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    22.60  $    17.28  $    15.32  $    14.76  $    11.70  $     34.48
                                                      ----------  ----------  ----------  ----------  ----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.21        0.24        0.17        0.12        0.09         0.23
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       1.85        6.31        2.06        0.59        3.06         2.93
                                                      ----------  ----------  ----------  ----------  ----------  -----------
   Total from Investment Operations..................       2.06        6.55        2.23        0.71        3.15         3.16
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.18)      (0.25)      (0.15)      (0.12)      (0.09)       (0.22)
  Net Realized Gains.................................      (1.32)      (0.98)      (0.12)      (0.03)         --        (1.60)
                                                      ----------  ----------  ----------  ----------  ----------  -----------
   Total Distributions...............................      (1.50)      (1.23)      (0.27)      (0.15)      (0.09)       (1.82)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    23.16  $    22.60  $    17.28  $    15.32  $    14.76  $     35.82
===================================================== ==========  ==========  ==========  ==========  ==========  ===========
Total Return.........................................       9.58%      40.40%      14.78%       4.76%      27.02%        9.49%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $5,490,959  $4,180,974  $2,989,632  $2,487,929  $2,223,982  $11,512,306
Ratio of Expenses to Average Net Assets..............       0.37%       0.37%       0.38%       0.38%       0.38%        0.52%
Ratio of Net Investment Income to Average Net Assets.       0.90%       1.25%       1.03%       0.71%       0.69%        0.66%
Portfolio Turnover Rate..............................         10%         16%         20%         23%         20%           9%
-------------------------------------------------------------------------------------------------------------------------------

                                                         U.S. Small Cap Value Portfolio
                                                      -----------------------------------------------
                                                         Year        Year        Year        Year
                                                        Ended       Ended       Ended       Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2013        2012        2011        2010
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    26.57  $    23.50  $    22.49  $    17.69
                                                      ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.39        0.20        0.16        0.09
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       9.41        3.38        1.00        4.79
                                                      ----------  ----------  ----------  ----------
   Total from Investment Operations..................       9.80        3.58        1.16        4.88
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.37)      (0.18)      (0.15)      (0.08)
  Net Realized Gains.................................      (1.52)      (0.33)         --          --
                                                      ----------  ----------  ----------  ----------
   Total Distributions...............................      (1.89)      (0.51)      (0.15)      (0.08)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    34.48  $    26.57  $    23.50  $    22.49
===================================================== ==========  ==========  ==========  ==========
Total Return.........................................      39.35%      15.60%       5.13%      27.69%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $9,526,981  $7,088,470  $6,540,863  $6,555,277
Ratio of Expenses to Average Net Assets..............       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets.       1.28%       0.78%       0.62%       0.43%
Portfolio Turnover Rate..............................         14%         15%         14%         19%
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                      U.S. Core Equity 1 Portfolio
                                                      -----------------------------------------------------------  ------------
                                                          Year        Year        Year        Year        Year         Year
                                                         Ended       Ended       Ended       Ended       Ended        Ended
                                                        Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                          2014        2013        2012        2011        2010         2014
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $     15.74  $    12.11  $    10.78  $    10.18  $     8.54  $     15.62
                                                      -----------  ----------  ----------  ----------  ----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................        0.27        0.25        0.21        0.17        0.15         0.26
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................        2.02        3.62        1.32        0.59        1.61         1.86
                                                      -----------  ----------  ----------  ----------  ----------  -----------
   Total from Investment Operations..................        2.29        3.87        1.53        0.76        1.76         2.12
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................       (0.25)      (0.24)      (0.20)      (0.16)      (0.12)       (0.24)
  Net Realized Gains.................................       (0.07)         --          --          --          --        (0.16)
                                                      -----------  ----------  ----------  ----------  ----------  -----------
   Total Distributions...............................       (0.32)      (0.24)      (0.20)      (0.16)      (0.12)       (0.40)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $     17.71  $    15.74  $    12.11  $    10.78  $    10.18  $     17.34
===================================================== ===========  ==========  ==========  ==========  ==========  ===========
Total Return.........................................       14.72%      32.32%      14.29%       7.47%      20.80%       13.78%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $10,780,830  $7,566,179  $4,876,973  $3,731,411  $2,897,409  $12,919,176
Ratio of Expenses to Average Net Assets..............        0.19%       0.19%       0.19%       0.20%       0.20%        0.22%
Ratio of Net Investment Income to Average Net Assets.        1.61%       1.79%       1.79%       1.49%       1.53%        1.55%
Portfolio Turnover Rate..............................           5%          1%          3%          5%          4%           6%
--------------------------------------------------------------------------------------------------------------------------------

                                                          U.S. Core Equity 2 Portfolio
                                                      -----------------------------------------------
                                                         Year        Year        Year        Year
                                                        Ended       Ended       Ended       Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2013        2012        2011        2010
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    11.99  $    10.61  $    10.06  $     8.39
                                                      ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.24        0.20        0.16        0.14
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       3.73        1.36        0.54        1.64
                                                      ----------  ----------  ----------  ----------
   Total from Investment Operations..................       3.97        1.56        0.70        1.78
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.24)      (0.18)      (0.15)      (0.11)
  Net Realized Gains.................................      (0.10)         --          --          --
                                                      ----------  ----------  ----------  ----------
   Total Distributions...............................      (0.34)      (0.18)      (0.15)      (0.11)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    15.62  $    11.99  $    10.61  $    10.06
===================================================== ==========  ==========  ==========  ==========
Total Return.........................................      33.66%      14.81%       6.98%      21.41%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $9,989,564  $6,923,984  $5,819,906  $4,990,367
Ratio of Expenses to Average Net Assets..............       0.22%       0.22%       0.22%       0.23%
Ratio of Net Investment Income to Average Net Assets.       1.74%       1.74%       1.42%       1.47%
Portfolio Turnover Rate..............................          3%          5%          9%          7%
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            U.S. Vector Equity Portfolio
                                                             ----------------------------------------------------------
                                                                Year        Year        Year        Year        Year
                                                               Ended       Ended       Ended       Ended       Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                2014        2013        2012        2011        2010
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    15.62  $    11.61  $    10.28  $     9.82  $     8.03
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.21        0.20        0.16        0.12        0.10
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.62        4.03        1.32        0.46        1.79
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       1.83        4.23        1.48        0.58        1.89
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.19)      (0.20)      (0.15)      (0.12)      (0.10)
 Net Realized Gains.........................................      (0.22)      (0.02)         --          --          --
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.41)      (0.22)      (0.15)      (0.12)      (0.10)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    17.04  $    15.62  $    11.61  $    10.28  $     9.82
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................      11.91%      36.80%      14.55%       5.86%      23.65%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $3,501,319  $2,893,842  $2,009,177  $1,851,895  $1,558,423
Ratio of Expenses to Average Net Assets.....................       0.32%       0.32%       0.32%       0.33%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.32%       0.32%       0.32%       0.33%       0.33%
Ratio of Net Investment Income to Average Net Assets........       1.26%       1.50%       1.45%       1.11%       1.13%
Portfolio Turnover Rate.....................................         10%          3%          9%         10%         11%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                               U.S. Small Cap Portfolio
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    30.03  $    23.11  $    20.55  $    19.06  $    14.89
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.26        0.35        0.25        0.18        0.13
  Net Gains (Losses) on Securities (Realized and Unrealized).       2.27        8.13        2.53        1.49        4.17
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       2.53        8.48        2.78        1.67        4.30
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.24)      (0.36)      (0.22)      (0.18)      (0.13)
  Net Realized Gains.........................................      (0.94)      (1.20)         --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (1.18)      (1.56)      (0.22)      (0.18)      (0.13)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    31.38  $    30.03  $    23.11  $    20.55  $    19.06
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       8.67%      39.03%      13.61%       8.76%      28.99%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,247,716  $7,446,827  $4,563,345  $3,770,323  $3,391,457
Ratio of Expenses to Average Net Assets......................       0.37%       0.37%       0.37%       0.37%       0.37%
Ratio of Net Investment Income to Average Net Assets.........       0.86%       1.33%       1.14%       0.84%       0.76%
Portfolio Turnover Rate......................................          9%         10%         16%         23%         19%
--------------------------------------------------------------------------------------------------------------------------

                                                                               U.S. Micro Cap Portfolio
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    19.64  $    14.84  $    13.24  $    12.25  $     9.57
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.14        0.19        0.14        0.09        0.06
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.35        5.57        1.59        0.99        2.68
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       1.49        5.76        1.73        1.08        2.74
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.13)      (0.20)      (0.13)      (0.09)      (0.06)
  Net Realized Gains.........................................      (0.90)      (0.76)         --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (1.03)      (0.96)      (0.13)      (0.09)      (0.06)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    20.10  $    19.64  $    14.84  $    13.24  $    12.25
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       7.88%      41.34%      13.13%       8.85%      28.77%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $5,029,027  $4,695,831  $3,437,958  $3,257,719  $3,178,286
Ratio of Expenses to Average Net Assets......................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets.........       0.69%       1.16%       0.99%       0.69%       0.58%
Portfolio Turnover Rate......................................         12%         11%         15%         14%          9%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                         DFA Real Estate Securities Portfolio
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    27.77  $    25.83  $    23.25  $    21.24  $    15.29
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.72        0.67        0.57        0.40        0.58
  Net Gains (Losses) on Securities (Realized and Unrealized).       4.62        1.95        2.74        1.93        5.92
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       5.34        2.62        3.31        2.33        6.50
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.87)      (0.68)      (0.73)      (0.32)      (0.55)
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.87)      (0.68)      (0.73)      (0.32)      (0.55)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    32.24  $    27.77  $    25.83  $    23.25  $    21.24
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................      19.80%      10.28%      14.45%      11.09%      43.21%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $6,607,759  $4,677,418  $3,716,389  $3,098,647  $2,689,552
Ratio of Expenses to Average Net Assets......................       0.18%       0.18%       0.22%       0.32%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........       0.19%       0.19%       0.23%       0.32%       0.33%
Ratio of Net Investment Income to Average Net Assets.........       2.48%       2.42%       2.29%       1.76%       3.13%
Portfolio Turnover Rate......................................          0%          1%          0%          3%          2%
--------------------------------------------------------------------------------------------------------------------------

                                                                           Large Cap International Portfolio
                                                              -----------------------------------------------------------
                                                                 Year        Year        Year         Year        Year
                                                                Ended       Ended       Ended        Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                 2014        2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    22.20  $    18.33  $    17.91  $    19.42   $    18.02
                                                              ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.75        0.58        0.60        0.63         0.48
  Net Gains (Losses) on Securities (Realized and Unrealized).      (0.62)       3.90        0.40       (1.53)        1.43
                                                              ----------  ----------  ----------  ----------   ----------
   Total from Investment Operations..........................       0.13        4.48        1.00       (0.90)        1.91
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.74)      (0.61)      (0.58)      (0.61)       (0.51)
                                                              ----------  ----------  ----------  ----------   ----------
   Total Distributions.......................................      (0.74)      (0.61)      (0.58)      (0.61)       (0.51)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    21.59  $    22.20  $    18.33  $    17.91   $    19.42
============================================================= ==========  ==========  ==========  ==========   ==========
Total Return.................................................       0.47%      24.85%       5.89%      (4.86)%      10.99%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,127,847  $2,755,114  $2,055,759  $1,704,149   $1,616,686
Ratio of Expenses to Average Net Assets......................       0.28%       0.29%       0.30%       0.30%        0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........       0.28%       0.29%       0.30%       0.30%        0.30%
Ratio of Net Investment Income to Average Net Assets.........       3.35%       2.90%       3.38%       3.19%        2.65%
Portfolio Turnover Rate......................................          4%          5%          4%          3%           7%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                          International Core Equity Portfolio
                                                             -------------------------------------------------------------
                                                                 Year         Year        Year         Year        Year
                                                                Ended        Ended       Ended        Ended       Ended
                                                               Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                 2014         2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     12.57   $    10.10  $     9.89  $    10.78   $     9.79
                                                             -----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.38         0.31        0.31        0.33         0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).       (0.43)        2.47        0.20       (0.89)        0.96
                                                             -----------   ----------  ----------  ----------   ----------
   Total from Investment Operations.........................       (0.05)        2.78        0.51       (0.56)        1.19
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.37)       (0.31)      (0.30)      (0.33)       (0.20)
                                                             -----------   ----------  ----------  ----------   ----------
   Total Distributions......................................       (0.37)       (0.31)      (0.30)      (0.33)       (0.20)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     12.15   $    12.57  $    10.10  $     9.89   $    10.78
===========================================================  ===========   ==========  ==========  ==========   ==========
Total Return................................................       (0.55)%      27.98%       5.49%      (5.49)%      12.48%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $12,294,542   $9,508,466  $6,482,738  $5,395,884   $4,866,989
Ratio of Expenses to Average Net Assets.....................        0.38%        0.39%       0.40%       0.40%        0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.38%        0.39%       0.40%       0.40%        0.40%
Ratio of Net Investment Income to Average Net Assets........        3.01%        2.80%       3.18%       2.96%        2.31%
Portfolio Turnover Rate.....................................           7%           3%          5%          3%           2%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                International Small Company Portfolio
                                                                    ------------------------------------------------------------
                                                                        Year        Year        Year         Year        Year
                                                                       Ended       Ended       Ended        Ended       Ended
                                                                      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                        2014        2013        2012         2011        2010
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................. $    19.40   $    15.28  $    15.21  $    16.14   $    13.99
                                                                    ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................       0.42         0.42        0.38        0.40         0.28
  Net Gains (Losses) on Securities (Realized and Unrealized).......      (0.62)        4.16        0.39       (0.83)        2.13
                                                                    ----------   ----------  ----------  ----------   ----------
   Total from Investment Operations................................      (0.20)        4.58        0.77       (0.43)        2.41
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................      (0.42)       (0.37)      (0.42)      (0.50)       (0.26)
  Net Realized Gains...............................................      (0.54)       (0.09)      (0.28)         --           --
                                                                    ----------   ----------  ----------  ----------   ----------
   Total Distributions.............................................      (0.96)       (0.46)      (0.70)      (0.50)       (0.26)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................................... $    18.24   $    19.40  $    15.28  $    15.21   $    16.14
=================================================================== ==========   ==========  ==========  ==========   ==========
Total Return.......................................................      (1.09)%      30.66%       5.63%      (2.92)%      17.61%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................ $8,844,517   $8,520,717  $6,423,160  $5,834,015   $5,511,594
Ratio of Expenses to Average Net Assets (B)........................       0.53%        0.54%       0.56%       0.55%        0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (B)......................................................       0.53%        0.54%       0.56%       0.55%        0.56%
Ratio of Net Investment Income to Average Net Assets...............       2.15%        2.47%       2.58%       2.37%        1.94%
----------------------------------------------------------------------------------------------------------------------------------

                                                                            Japanese Small Company Portfolio
                                                                    ------------------------------------------------
                                                                      Year      Year      Year      Year      Year
                                                                     Ended     Ended     Ended     Ended     Ended
                                                                    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                      2014      2013      2012      2011      2010
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................. $  19.33  $  14.99  $  15.24  $  14.13  $  14.32
                                                                    --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................     0.24      0.26      0.29      0.27      0.22
  Net Gains (Losses) on Securities (Realized and Unrealized).......     0.13      4.21     (0.26)     1.08     (0.18)
                                                                    --------  --------  --------  --------  --------
   Total from Investment Operations................................     0.37      4.47      0.03      1.35      0.04
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................    (0.55)    (0.13)    (0.28)    (0.24)    (0.23)
  Net Realized Gains...............................................       --        --        --        --        --
                                                                    --------  --------  --------  --------  --------
   Total Distributions.............................................    (0.55)    (0.13)    (0.28)    (0.24)    (0.23)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................................... $  19.15  $  19.33  $  14.99  $  15.24  $  14.13
=================================================================== ========  ========  ========  ========  ========
Total Return.......................................................     2.00%    30.06%     0.20%     9.57%     0.33%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................ $508,190  $414,132  $293,968  $163,120  $114,933
Ratio of Expenses to Average Net Assets (B)........................     0.55%     0.56%     0.57%     0.56%     0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (B)......................................................     0.55%     0.56%     0.57%     0.56%     0.57%
Ratio of Net Investment Income to Average Net Assets...............     1.25%     1.51%     1.88%     1.74%     1.52%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    Asia Pacific Small Company Portfolio
                                                             --------------------------------------------------
                                                                Year      Year      Year       Year      Year
                                                               Ended     Ended     Ended      Ended     Ended
                                                              Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                                                2014      2013      2012       2011      2010
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $  24.82   $  23.22  $  23.04  $  25.64   $  20.59
                                                             --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.83       1.01      0.87      0.85       0.69
 Net Gains (Losses) on Securities (Realized and Unrealized).    (1.81)      1.37      0.58     (2.16)      4.99
                                                             --------   --------  --------  --------   --------
   Total from Investment Operations.........................    (0.98)      2.38      1.45     (1.31)      5.68
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.96)     (0.78)    (1.27)    (1.29)     (0.63)
 Net Realized Gains.........................................       --         --        --        --         --
                                                             --------   --------  --------  --------   --------
   Total Distributions......................................    (0.96)     (0.78)    (1.27)    (1.29)     (0.63)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $  22.88   $  24.82  $  23.22  $  23.04   $  25.64
===========================================================  ========   ========  ========  ========   ========
Total Return................................................    (3.84)%    10.46%     7.09%    (5.59)%    28.36%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $364,117   $331,166  $238,191  $139,262   $131,511
Ratio of Expenses to Average Net Assets (B).................     0.55%      0.57%     0.59%     0.60%      0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................     0.55%      0.57%     0.59%     0.60%      0.61%
Ratio of Net Investment Income to Average Net Assets........     3.53%      4.26%     3.91%     3.34%      3.14%
-----------------------------------------------------------------------------------------------------------------

                                                                United Kingdom Small Company Portfolio
                                                             --------------------------------------------
                                                               Year     Year     Year     Year      Year
                                                              Ended    Ended    Ended    Ended     Ended
                                                             Oct. 31, Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                               2014     2013     2012     2011      2010
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $ 36.96  $ 27.81  $ 23.44  $ 24.24   $ 19.83
                                                             -------  -------  -------  -------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................    0.95     0.88     0.69     0.82      0.50
 Net Gains (Losses) on Securities (Realized and Unrealized).   (0.65)    9.17     4.47    (0.85)     4.41
                                                             -------  -------  -------  -------   -------
   Total from Investment Operations.........................    0.30    10.05     5.16    (0.03)     4.91
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................   (0.93)   (0.90)   (0.79)   (0.77)    (0.50)
 Net Realized Gains.........................................   (0.41)      --       --       --        --
                                                             -------  -------  -------  -------   -------
   Total Distributions......................................   (1.34)   (0.90)   (0.79)   (0.77)    (0.50)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $ 35.92  $ 36.96  $ 27.81  $ 23.44   $ 24.24
===========================================================  ======== ======== ======== ========  ========
Total Return................................................    0.73%   36.81%   22.82%   (0.28)%   25.37%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $35,050  $37,096  $31,316  $33,869   $33,751
Ratio of Expenses to Average Net Assets (B).................    0.58%    0.59%    0.60%    0.60%     0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................    0.62%    0.63%    0.63%    0.62%     0.64%
Ratio of Net Investment Income to Average Net Assets........    2.50%    2.79%    2.83%    3.26%     2.39%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            Continental Small Company Portfolio
                                                              ------------------------------------------------------------
                                                                  Year         Year         Year         Year         Year
                                                                 Ended        Ended        Ended        Ended        Ended
                                                                Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                                  2014         2013         2012         2011         2010
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  20.26     $  14.51     $  14.66     $  16.93     $  15.02
                                                              --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.42         0.37         0.39         0.39         0.27
  Net Gains (Losses) on Securities (Realized and Unrealized).    (0.90)        5.78        (0.17)       (2.20)        1.89
                                                              --------     --------     --------     --------     --------
   Total from Investment Operations..........................    (0.48)        6.15         0.22        (1.81)        2.16
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.44)       (0.40)       (0.37)       (0.46)       (0.25)
                                                              --------     --------     --------     --------     --------
   Total Distributions.......................................    (0.44)       (0.40)       (0.37)       (0.46)       (0.25)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  19.34     $  20.26     $  14.51     $  14.66     $  16.93
============================================================= ========     ========     ========     ========     ========
Total Return.................................................    (2.68)%      42.99%        1.85%      (11.09)%      14.85%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $168,961     $170,806     $106,316     $117,452     $128,106
Ratio of Expenses to Average Net Assets......................     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)
Ratio of Net Investment Income to Average Net Assets.........     1.97%        2.16%        2.78%        2.25%        1.78%
Portfolio Turnover Rate......................................      N/A          N/A          N/A          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------

                                                                  DFA International Real Estate Securities Portfolio
                                                              ---------------------------------------------------------
                                                                 Year        Year        Year         Year       Year
                                                                Ended       Ended       Ended        Ended      Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,
                                                                 2014        2013        2012         2011       2010
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $     5.48  $     5.67  $     4.90  $     5.58   $   5.24
                                                              ----------  ----------  ----------  ----------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.22        0.22        0.27        0.30       0.31
  Net Gains (Losses) on Securities (Realized and Unrealized).       0.19        0.25        0.75       (0.33)      0.58
                                                              ----------  ----------  ----------  ----------   --------
   Total from Investment Operations..........................       0.41        0.47        1.02       (0.03)      0.89
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.26)      (0.66)      (0.25)      (0.65)     (0.55)
                                                              ----------  ----------  ----------  ----------   --------
   Total Distributions.......................................      (0.26)      (0.66)      (0.25)      (0.65)     (0.55)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $     5.63  $     5.48  $     5.67  $     4.90   $   5.58
============================================================= ==========  ==========  ==========  ==========   ========
Total Return.................................................       8.21%       9.24%      22.34%      (0.43)%    18.96%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,088,376  $2,158,977  $1,531,708  $1,060,156   $958,554
Ratio of Expenses to Average Net Assets......................       0.38%       0.39%       0.41%       0.42%      0.41%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........       0.38%       0.39%       0.41%       0.42%      0.41%
Ratio of Net Investment Income to Average Net Assets.........       4.14%       4.07%       5.45%       5.73%      6.42%
Portfolio Turnover Rate......................................          1%          5%          3%          7%         6%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 DFA Global Real Estate Securities Portfolio
                                                    ------------------------------------------------------------------
                                                         Year           Year           Year          Year         Year
                                                        Ended          Ended          Ended         Ended        Ended
                                                       Oct. 31,       Oct. 31,       Oct. 31,      Oct. 31,     Oct. 31,
                                                         2014           2013           2012          2011         2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $     9.59     $     9.33     $     8.21     $   8.28     $   6.75
                                                    ----------     ----------     ----------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.31           0.49           0.29         0.41         0.40
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       1.05           0.37           1.07         0.06         1.60
                                                    ----------     ----------     ----------     --------     --------
   Total from Investment Operations................       1.36           0.86           1.36         0.47         2.00
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.32)         (0.60)         (0.24)       (0.54)       (0.47)
  Net Realized Gains...............................         --             --             --           --           --
                                                    ----------     ----------     ----------     --------     --------
   Total Distributions.............................      (0.32)         (0.60)         (0.24)       (0.54)       (0.47)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $    10.63     $     9.59     $     9.33     $   8.21     $   8.28
=================================================== ==========     ==========     ==========     ========     ========
Total Return.......................................      14.98%          9.74%         17.33%        6.17%       31.38%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $3,305,472     $2,082,707     $1,315,547     $869,348     $695,461
Ratio of Expenses to Average Net Assets............       0.32%(B)       0.32%(B)       0.34%(B)     0.41%(B)     0.41%(B)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................       0.55%(B)       0.55%(B)       0.60%(B)     0.73%(B)     0.73%(B)
Ratio of Net Investment Income to Average Net
 Assets............................................       3.21%          5.18%          3.38%        5.01%        5.59%
Portfolio Turnover Rate............................        N/A            N/A            N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------

                                                             DFA International Small Cap Value Portfolio
                                                    -------------------------------------------------------------
                                                        Year         Year        Year         Year        Year
                                                       Ended        Ended       Ended        Ended       Ended
                                                      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                        2014         2013        2012         2011        2010
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $     20.17  $     15.16  $    14.85  $    16.16   $    14.92
                                                    -----------  -----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................        0.37         0.37        0.34        0.34         0.24
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       (0.34)        5.21        0.61       (0.98)        1.22
                                                    -----------  -----------  ----------  ----------   ----------
   Total from Investment Operations................        0.03         5.58        0.95       (0.64)        1.46
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................       (0.35)       (0.36)      (0.36)      (0.38)       (0.22)
  Net Realized Gains...............................       (0.30)       (0.21)      (0.28)      (0.29)          --
                                                    -----------  -----------  ----------  ----------   ----------
   Total Distributions.............................       (0.65)       (0.57)      (0.64)      (0.67)       (0.22)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $     19.55  $     20.17  $    15.16  $    14.85   $    16.16
=================================================== ===========  ===========  ==========  ==========   ==========
Total Return.......................................        0.13%       37.79%       6.92%      (4.39)%      10.01%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $11,684,771  $11,148,899  $8,266,610  $7,459,144   $7,655,318
Ratio of Expenses to Average Net Assets............        0.68%        0.69%       0.71%       0.70%        0.70%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................        0.68%        0.69%       0.71%       0.70%        0.70%
Ratio of Net Investment Income to Average Net
 Assets............................................        1.78%        2.16%       2.30%       2.05%        1.57%
Portfolio Turnover Rate............................           8%           9%         18%         16%          18%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            International Vector Equity Portfolio
                                                                   ------------------------------------------------------

                                                                       Year        Year       Year       Year      Year
                                                                      Ended       Ended      Ended      Ended     Ended
                                                                     Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,
                                                                       2014        2013       2012       2011      2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............................. $    11.75   $     9.33  $   9.34  $  10.28   $   9.22
                                                                   ----------   ----------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................       0.32         0.26      0.27      0.29       0.18
  Net Gains (Losses) on Securities (Realized and Unrealized)......      (0.43)        2.44      0.14     (0.87)      1.05
                                                                   ----------   ----------  --------  --------   --------
   Total from Investment Operations...............................      (0.11)        2.70      0.41     (0.58)      1.23
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................      (0.30)       (0.25)    (0.27)    (0.29)     (0.17)
  Net Realized Gains..............................................      (0.08)       (0.03)    (0.15)    (0.07)        --
                                                                   ----------   ----------  --------  --------   --------
   Total Distributions............................................      (0.38)       (0.28)    (0.42)    (0.36)     (0.17)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $    11.26   $    11.75  $   9.33  $   9.34   $  10.28
================================================================== ==========   ==========  ========  ========   ========
Total Return......................................................      (1.05)%      29.52%     4.90%    (5.99)%    13.62%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $1,305,553   $1,090,774  $561,399  $410,580   $363,123
Ratio of Expenses to Average Net Assets...........................       0.49%        0.51%     0.54%     0.54%      0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................       0.49%        0.51%     0.54%     0.54%      0.53%
Ratio of Net Investment Income to Average Net Assets..............       2.64%        2.51%     2.94%     2.73%      1.91%
Portfolio Turnover Rate...........................................          8%           2%        5%       10%         5%
---------------------------------------------------------------------------------------------------------------------------

                                                                                      World ex U.S. Value Portfolio
                                                                   -------------------------------------------------

                                                                       Year         Year        Year        Year
                                                                      Ended        Ended       Ended       Ended
                                                                     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                       2014         2013        2012        2011
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............................. $  11.93     $   9.94     $  9.96     $ 11.35
                                                                   --------     --------     -------     -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................     0.42         0.29        0.29        0.30
  Net Gains (Losses) on Securities (Realized and Unrealized)......    (0.50)        2.02       (0.05)      (1.35)
                                                                   --------     --------     -------     -------
   Total from Investment Operations...............................    (0.08)        2.31        0.24       (1.05)
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................    (0.42)       (0.32)      (0.26)      (0.26)
  Net Realized Gains..............................................       --           --          --       (0.08)
                                                                   --------     --------     -------     -------
   Total Distributions............................................    (0.42)       (0.32)      (0.26)      (0.34)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $  11.43     $  11.93     $  9.94     $  9.96
================================================================== ========     ========     ========    ========
Total Return......................................................    (0.81)%      23.61%       2.70%      (9.59)%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $113,951     $117,587     $57,197     $47,165
Ratio of Expenses to Average Net Assets...........................     0.57%(B)     0.60%(B)    0.60%(B)    0.60%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................     0.76%(B)     0.76%(B)    0.84%(B)    0.91%(B)
Ratio of Net Investment Income to Average Net Assets..............     3.54%        2.61%       2.97%       2.64%
Portfolio Turnover Rate...........................................      N/A          N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------

                                                                   ---------
                                                                        Period
                                                                       Aug. 23,
                                                                      2010(a) to
                                                                       Oct. 31,
                                                                         2010
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..............................  $ 10.00
                                                                    -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................     0.02
  Net Gains (Losses) on Securities (Realized and Unrealized)......     1.33
                                                                    -------
   Total from Investment Operations...............................     1.35
-------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................       --
  Net Realized Gains..............................................       --
                                                                    -------
   Total Distributions............................................       --
-------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $ 11.35
================================================================== ==========
Total Return......................................................    13.50%(D)
-------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $29,616
Ratio of Expenses to Average Net Assets...........................     0.90%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................     1.37%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets..............     0.76%(C)(E)
Portfolio Turnover Rate...........................................      N/A
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              World ex U.S. Targeted       World ex U.S. Core
                                                                  Value Portfolio           Equity Portfolio
                                                             ------------------        --------------------
                                                                           Period                     Period
                                                               Year       Nov. 1,         Year       April 9,
                                                              Ended      2012(a) to      Ended      2013(a) to
                                                             Oct. 31,     Oct. 31,      Oct. 31,     Oct. 31,
                                                               2014         2013          2014         2013
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  12.46   $ 10.00        $  10.77    $  10.00
                                                             --------   -------        --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.23      0.20            0.28        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized).    (0.22)     2.46           (0.27)       0.77
                                                             --------   -------        --------    --------
   Total from Investment Operations.........................     0.01      2.66            0.01        0.95
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.24)    (0.20)          (0.28)      (0.18)
 Net Realized Gains.........................................    (0.15)       --           (0.01)         --
                                                             --------   -------        --------    --------
   Total Distributions......................................    (0.39)    (0.20)          (0.29)      (0.18)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  12.08   $ 12.46        $  10.49    $  10.77
===========================================================  ========  ==========      ========   ==========
Total Return................................................     0.06%    26.90%(D)       (0.04)%      9.62%(D)
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $151,096   $96,010        $406,648    $129,720
Ratio of Expenses to Average Net Assets (B)(B)..............     0.69%     0.79%(C)(E)     0.47%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)(B)..........................     1.17%     1.27%(C)(E)     0.88%       0.97%(C)(E)
Ratio of Net Investment Income to Average Net Assets........     1.84%     1.78%(C)(E)     2.59%       3.12%(C)(E)
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                 World Core Equity Portfolio
                                                             -------------------------
                                                                       Year        Period
                                                               Year    Ended      March 7,
                                                              Ended    Oct.      2012(a) to
                                                             Oct. 31,   31,       Oct. 31,
                                                               2014    2013         2012
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $ 12.71  $10.24    $10.00
                                                             -------  ------    ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................    0.17    0.23      0.16
 Net Gains (Losses) on Securities (Realized and Unrealized).    0.87    2.47      0.19
                                                             -------  ------    ------
   Total from Investment Operations.........................    1.04    2.70      0.35
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................   (0.24)  (0.23)    (0.11)
 Net Realized Gains.........................................   (0.18)     --     (0.00)
                                                             -------  ------    ------
   Total Distributions......................................   (0.42)  (0.23)    (0.11)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $ 13.33  $12.71    $10.24
===========================================================  ======== ======  ==========
Total Return................................................    8.36%  26.77%     3.54%(D)
-------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $75,707  $1,728    $  191
Ratio of Expenses to Average Net Assets (B).................    0.35%   0.40%     0.40%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................    0.97%   5.71%    52.27%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets........    1.27%   2.01%     2.40%(C)(E)
-------------------------------------------------------------------------------------------------

                                                              Selectively Hedged Global Equity
                                                                         Portfolio
                                                             ---------------------------
                                                                                    Period
                                                               Year      Year      Nov. 14,
                                                              Ended     Ended     2011(a) to
                                                             Oct. 31,  Oct. 31,    Oct. 31,
                                                               2014      2013        2012
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  13.63  $ 10.87   $ 10.00
                                                             --------  -------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.27     0.24      0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).     0.76     2.65      0.87
                                                             --------  -------   -------
   Total from Investment Operations.........................     1.03     2.89      1.09
-----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.32)   (0.10)    (0.22)
 Net Realized Gains.........................................    (0.14)   (0.03)       --
                                                             --------  -------   -------
   Total Distributions......................................    (0.46)   (0.13)    (0.22)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  14.20  $ 13.63   $ 10.87
===========================================================  ========  ======== ==========
Total Return................................................     7.83%   26.86%    11.11%(D)
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $147,276  $91,348   $34,950
Ratio of Expenses to Average Net Assets (B).................     0.40%    0.40%     0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................     0.69%    0.72%     1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets........     1.94%    1.93%     2.13%(C)(E)
-----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                              Emerging Markets Portfolio
                                                             -----------------------------------------------------------
                                                                Year        Year        Year         Year        Year
                                                               Ended       Ended       Ended        Ended       Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                2014        2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    26.97  $    26.06  $    26.68  $    30.90   $    25.23
                                                             ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.56        0.52        0.55        0.61         0.48
 Net Gains (Losses) on Securities (Realized and Unrealized).      (0.20)       1.17        0.37       (2.53)        6.07
                                                             ----------  ----------  ----------  ----------   ----------
   Total from Investment Operations.........................       0.36        1.69        0.92       (1.92)        6.55
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.53)      (0.50)      (0.50)      (0.53)       (0.46)
 Net Realized Gains.........................................      (0.16)      (0.28)      (1.04)      (1.77)       (0.42)
                                                             ----------  ----------  ----------  ----------   ----------
   Total Distributions......................................      (0.69)      (0.78)      (1.54)      (2.30)       (0.88)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    26.64  $    26.97  $    26.06  $    26.68   $    30.90
===========================================================  ==========  ==========  ==========  ==========   ==========
Total Return................................................       1.33%       6.58%       4.08%      (6.82)%      26.53%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $4,073,698  $3,655,740  $2,797,177  $2,313,035   $2,372,498
Ratio of Expenses to Average Net Assets (B).................       0.56%       0.57%       0.61%       0.61%        0.60%
Ratio of Net Investment Income to Average Net Assets........       2.11%       1.97%       2.14%       2.07%        1.76%
--------------------------------------------------------------------------------------------------------------------------

                                                                         Emerging Markets Small Cap Portfolio
                                                             -----------------------------------------------------------
                                                                Year        Year        Year         Year        Year
                                                               Ended       Ended       Ended        Ended       Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                2014        2013        2012         2011        2010
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    21.10  $    20.33  $    19.85  $    24.26   $    17.45
                                                             ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.43        0.40        0.40        0.42         0.34
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.62        1.37        0.83       (3.67)        6.79
                                                             ----------  ----------  ----------  ----------   ----------
   Total from Investment Operations.........................       1.05        1.77        1.23       (3.25)        7.13
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.40)      (0.39)      (0.35)      (0.40)       (0.32)
 Net Realized Gains.........................................      (0.33)      (0.61)      (0.40)      (0.76)          --
                                                             ----------  ----------  ----------  ----------   ----------
   Total Distributions......................................      (0.73)      (1.00)      (0.75)      (1.16)       (0.32)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    21.42  $    21.10  $    20.33  $    19.85   $    24.26
===========================================================  ==========  ==========  ==========  ==========   ==========
Total Return................................................       5.12%       8.92%       6.71%     (14.03)%      41.33%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $4,860,603  $4,041,863  $2,907,673  $1,832,745   $1,833,038
Ratio of Expenses to Average Net Assets (B).................       0.72%       0.75%       0.82%       0.79%        0.78%
Ratio of Net Investment Income to Average Net Assets........       2.02%       1.91%       2.01%       1.86%        1.70%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                        Emerging Markets Value Portfolio-Class R2 Shares+
                                                        ----------------------------------------------
                                                          Year        Year      Year     Year      Year
                                                         Ended       Ended     Ended    Ended     Ended
                                                        Oct. 31,    Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,
                                                          2014        2013      2012     2011      2010
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year..................... $ 29.27     $  28.21  $ 29.02  $ 36.35   $ 46.84
                                                        -------     --------  -------  -------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)......................    0.59         0.47     0.50     0.20      0.56
 Net Gains (Losses) on Securities (Realized and
   Unrealized).........................................   (1.10)        1.68    (0.45)   (5.45)     9.18
                                                        -------     --------  -------  -------   -------
   Total from Investment Operations....................   (0.51)        2.15     0.05    (5.25)     9.74
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.................................   (0.55)       (0.50)   (0.47)   (0.45)    (7.12)
 Net Realized Gains....................................   (0.42)       (0.59)   (0.39)   (1.63)   (13.11)
                                                        -------     --------  -------  -------   -------
   Total Distributions.................................   (0.97)       (1.09)   (0.86)   (2.08)   (20.23)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year........................... $ 27.79     $  29.27  $ 28.21  $ 29.02   $ 36.35
======================================================  ========    ========  ======== ========  ========
Total Return...........................................   (1.75)%       7.75%    0.43%  (15.24)%   29.71%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................... $99,066     $106,070  $99,111  $78,157   $39,668
Ratio of Expenses to Average Net Assets (B)............    0.80%        0.82%    0.86%    0.86%     0.86%
Ratio of Net Investment Income to Average Net Assets...    2.09%        1.65%    1.78%    1.56%     1.39%
----------------------------------------------------------------------------------------------------------

                                                           Emerging Markets Value Portfolio-Institutional Class Shares
                                                        -----------------------------------------------------------------
                                                            Year          Year         Year         Year          Year
                                                           Ended         Ended        Ended        Ended         Ended
                                                          Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,
                                                            2014          2013         2012         2011          2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year..................... $     29.28   $     28.22  $     29.02  $     36.27   $     28.90
                                                        -----------   -----------  -----------  -----------   -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)......................        0.66          0.55         0.57         0.64          0.45
 Net Gains (Losses) on Securities (Realized and
   Unrealized).........................................       (1.10)         1.67        (0.44)       (5.72)         8.01
                                                        -----------   -----------  -----------  -----------   -----------
   Total from Investment Operations....................       (0.44)         2.22         0.13        (5.08)         8.46
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.................................       (0.61)        (0.57)       (0.54)       (0.54)        (0.39)
 Net Realized Gains....................................       (0.42)        (0.59)       (0.39)       (1.63)        (0.70)
                                                        -----------   -----------  -----------  -----------   -----------
   Total Distributions.................................       (1.03)        (1.16)       (0.93)       (2.17)        (1.09)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year........................... $     27.81   $     29.28  $     28.22  $     29.02   $     36.27
======================================================  ===========   ===========  ===========  ===========   ===========
Total Return...........................................       (1.51)%        8.01%        0.70%      (14.84)%       30.04%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................... $18,647,276   $19,162,837  $16,589,619  $13,730,213   $11,542,870
Ratio of Expenses to Average Net Assets (B)............        0.55%         0.57%        0.61%        0.61%         0.60%
Ratio of Net Investment Income to Average Net Assets...        2.35%         1.91%        2.03%        1.88%         1.40%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                         Emerging Markets Core Equity Portfolio
                                                             -------------------------------------------------------------
                                                                 Year         Year        Year         Year        Year
                                                                Ended        Ended       Ended        Ended       Ended
                                                               Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                 2014         2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     20.09  $     19.00  $    18.73  $    21.31   $    16.49
                                                             -----------  -----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.42         0.39        0.41        0.43         0.30
 Net Gains (Losses) on Securities (Realized and Unrealized).       (0.03)        1.07        0.23       (2.65)        4.81
                                                             -----------  -----------  ----------  ----------   ----------
   Total from Investment Operations.........................        0.39         1.46        0.64       (2.22)        5.11
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.40)       (0.37)      (0.37)      (0.36)       (0.29)
                                                             -----------  -----------  ----------  ----------   ----------
   Total Distributions......................................       (0.40)       (0.37)      (0.37)      (0.36)       (0.29)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     20.08  $     20.09  $    19.00  $    18.73   $    21.31
===========================================================  ===========  ===========  ==========  ==========   ==========
Total Return................................................        1.89%        7.75%       3.55%     (10.59)%      31.30%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $15,727,547  $13,020,962  $8,594,707  $5,367,473   $4,179,882
Ratio of Expenses to Average Net Assets.....................        0.61%        0.63%       0.68%       0.67%        0.65%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.61%        0.63%       0.68%       0.68%        0.65%
Ratio of Net Investment Income to Average Net Assets........        2.10%        1.97%       2.18%       2.04%        1.63%
Portfolio Turnover Rate.....................................           2%           1%          1%          1%           4%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World ex U.S. Targeted Value Portfolio invests in four portfolios within the Fund, DFAITC, and DEM. World ex U.S. Core Equity Portfolio invests in two portfolios within the Fund. World Core Equity Portfolio invests in six portfolios within the Fund, Dimensional Investment Group Inc. ("DIG") and DFAITC. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                 Percentage
                                                                                                  Ownership
Feeder Funds                                 Master Funds                                        at 10/31/14
------------                                 ------------                                        -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                         82%
Japanese Small Company Portfolio             The Japanese Small Company Series                       20%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                   25%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio          The Continental Small Company Series                     5%
Emerging Markets Portfolio                   The Emerging Markets Series                             98%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                 99%

Fund of Funds
-------------                                -
International Small Company Portfolio        The Continental Small Company Series                    95%
                                             The Japanese Small Company Series                       80%
                                             The United Kingdom Small Company Series                 98%
                                             The Asia Pacific Small Company Series                   75%
                                             The Canadian Small Company Series                       98%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                    31%
                                             DFA International Real Estate Securities Portfolio      41%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                 --*
                                             DFA International Small Cap Value Portfolio             --*
                                             The DFA International Value Series                       1%
World ex U.S. Targeted Value Portfolio       DFA International Small Cap Value Portfolio              1%
                                             Dimensional Emerging Markets Value Fund                 --*
                                             International Vector Equity Portfolio                    1%
                                             The Emerging Markets Small Cap Series                   --*
World ex U.S. Core Equity Portfolio          International Core Equity Portfolio                      3%
                                             Emerging Markets Core Equity Portfolio                   1%
World Core Equity Portfolio                  U.S. Core Equity 1 Portfolio                            --*
                                             U.S. Large Company Portfolio                            --*
                                             Large Cap International Portfolio                       --*
                                             International Core Equity Portfolio                     --*
                                             Emerging Markets Core Equity Portfolio                  --*

                                                                                    Percentage
                                                                                     Ownership
Fund of Funds                               Master Funds                            at 10/31/14
-------------                               ------------                            -----------
                                            The Emerging Markets Series                 --*
Selectively Hedged Global Equity Portfolio  U.S. Core Equity 2 Portfolio                --*
                                            International Core Equity Portfolio         --*
                                            Emerging Markets Core Equity Portfolio      --*

   * Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio engage in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Effective June 27, 2014, the Dimensional Retirement Equity Fund II changed its name to the World Core Equity Portfolio.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio (the "Fixed Income Portfolio") and International Equity Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except shares of The DFA International Value Series and
DEM), World ex U.S. Targeted Value Portfolio (except shares of The Emerging Markets Small Cap Series and DEM), World ex U.S. Core Equity Portfolio, World Core Equity Portfolio (except shares of The Emerging Markets Series), and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value

Portfolio and World Core Equity Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fixed Income Portfolio, the International Equity Portfolios and Selectively Hedged Global Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds and International Small Company Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

   For the year ended October 31, 2014, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio*............. 0.05%
           U.S. Large Cap Equity Portfolio.................... 0.15%
           U.S. Targeted Value Portfolio*..................... 0.10%
           U.S. Small Cap Value Portfolio*.................... 0.20%
           U.S. Core Equity 1 Portfolio....................... 0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio*.......................... 0.03%
           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%

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



               DFA Global Real Estate Securities Portfolio. 0.27%
               DFA International Small Cap Value Portfolio. 0.65%
               International Vector Equity Portfolio....... 0.45%
               World ex U.S. Value Portfolio............... 0.47%
               World ex U.S. Targeted Value Portfolio...... 0.58%
               World ex U.S. Core Equity Portfolio......... 0.40%
               World Core Equity Portfolio................. 0.30%
               Selectively Hedged Global Equity Portfolio.. 0.30%
               Emerging Markets Core Equity Portfolio...... 0.55%

   For the year ended October 31, 2014, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and International Small Company Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

* Prior to February 28, 2014, the Portfolios and the U.S. Targeted Value Portfolio each were provided administrative services under an administrative agreement. Effective February 28, 2014, the administrative agreement and investment advisory agreement for each of these Portfolios were combined into an investment management agreement that provides for an investment management fee, equal to each Portfolio's previous investment advisory services fee and administrative services fee, payable to the Advisor for both investment advisory services and administrative services.

   Further, on December 13, 2013, the Board of the Fund voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Previous Agreements") into a bundled Investment Management Agreement for the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio. The Investment Management Agreements became effective on February 28, 2014. The nature and level of services to each Portfolio under the Investment Management Agreements are the same as under the Previous Agreements. As of February 28, 2014, the Portfolios pay the Advisor an investment management fee that is equal to the sum of the previous investment advisory and administration fees that were paid by each Portfolio to the Advisor under the Previous Agreements.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2014, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands).

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



Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                Previously
                                                                Recovery       Waived Fees/
                                                  Expense    of Previously   Expenses Assumed
                                                 Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                         Amount   Expenses Assumed     Recovery
--------------------------                       ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1).............    0.19%         $ 2             $    53
U.S. Targeted Value Portfolio (2)...............    0.50%          --                  --
U.S. Core Equity 1 Portfolio (1)................    0.23%          --                  --
U.S. Core Equity 2 Portfolio (1)................    0.26%          --                  --
U.S. Vector Equity Portfolio (1)................    0.36%          --                  --
DFA Real Estate Securities Portfolio (1)........    0.18%          --               1,237
International Core Equity Portfolio (1).........    0.49%          --                  --
International Small Company Portfolio (3).......    0.45%          --                  --
Japanese Small Company Portfolio (4)............    0.47%          --                  --
Asia Pacific Small Company Portfolio (4)........    0.47%          --                  --
United Kingdom Small Company Portfolio (4)......    0.47%          --                  36
Continental Small Company Portfolio (4).........    0.47%          --                  --
DFA International Real Estate Securities
  Portfolio (1).................................    0.65%          --                  --
DFA Global Real Estate Securities Portfolio (5).    0.32%          --              12,371
International Vector Equity Portfolio (1).......    0.60%          --                  --
World ex U.S. Value Portfolio (6)...............    0.60%          51                 554
World ex U.S. Targeted Value Portfolio (7)......    0.80%          --                 938
World ex U.S. Core Equity Portfolio (8).........    0.47%          --               1,123
World Core Equity Portfolio (9).................    0.35%          --                 126
Selectively Hedged Global Equity Portfolio (10).    0.40%          41                 628
Emerging Markets Core Equity Portfolio (1)......    0.85%          --                  --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (11)..............    0.62%          --                  --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (11)..............    0.77%          --                  --
Emerging Markets Value Portfolio (12)...........    0.96%          --                  --

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.

   (5) Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

   (6) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e., the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount").
The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.58% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the advisory fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (8) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (9) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (12) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
         -                                                   ----------
         Enhanced U.S. Large Company Portfolio..............    $ 2
         Large Cap International Portfolio..................      9
         International Core Equity Portfolio................     49
         DFA International Real Estate Securities Portfolio.     14
         DFA International Small Cap Value Portfolio........     16
         International Vector Equity Portfolio..............      4
         World ex U.S. Value Portfolio......................     --
         World ex U.S. Targeted Value Portfolio.............     --
         World ex U.S. Core Equity Portfolio................      1
         Emerging Markets Core Equity Portfolio.............     75

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $262 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  8
            U.S. Large Cap Equity Portfolio....................    1
            U.S. Large Cap Value Portfolio.....................  315
            U.S. Targeted Value Portfolio......................   92
            U.S. Small Cap Value Portfolio.....................  288
            U.S. Core Equity 1 Portfolio.......................  142
            U.S. Core Equity 2 Portfolio.......................  221
            U.S. Vector Equity Portfolio.......................   67
            U.S. Small Cap Portfolio...........................  154
            U.S. Micro Cap Portfolio...........................  143
            DFA Real Estate Securities Portfolio...............  114
            Large Cap International Portfolio..................   72
            International Core Equity Portfolio................  207
            International Small Company Portfolio..............  219
            Japanese Small Company Portfolio...................    9
            Asia Pacific Small Company Portfolio...............    6
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    5
            DFA International Real Estate Securities Portfolio.   43
            DFA Global Real Estate Securities Portfolio........   32
            DFA International Small Cap Value Portfolio........  321
            International Vector Equity Portfolio..............   17
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    1
            World Core Equity Portfolio........................   --
            Selectively Hedged Global Equity Portfolio.........    1
            Emerging Markets Portfolio.........................   98
            Emerging Markets Small Cap Portfolio...............   75
            Emerging Markets Value Portfolio...................  424
            Emerging Markets Core Equity Portfolio.............  207

E. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                         U.S. Government    Other Investment
                                            Securities         Securities
                                        ------------------ -------------------
                                        Purchases  Sales   Purchases   Sales
                                        --------- -------- ---------- --------
 Enhanced U.S. Large Company Portfolio. $284,240  $284,126 $  136,465 $130,055
 U.S. Large Cap Equity Portfolio.......       --        --    105,635    2,673
 U.S. Targeted Value Portfolio.........       --        --  1,600,291  468,623
 U.S. Small Cap Value Portfolio........       --        --  2,314,774  933,389
 U.S. Core Equity 1 Portfolio..........       --        --  2,642,774  444,763
 U.S. Core Equity 2 Portfolio..........       --        --  2,417,443  694,222
 U.S. Vector Equity Portfolio..........       --        --    642,248  313,857

                                                    U.S. Government  Other Investment
                                                      Securities        Securities
                                                    --------------- -------------------
                                                    Purchases Sales Purchases   Sales
                                                    --------- ----- ---------- --------
U.S. Small Cap Portfolio...........................    --      --   $2,066,573 $719,322
U.S. Micro Cap Portfolio...........................    --      --      719,550  558,944
DFA Real Estate Securities Portfolio...............    --      --    1,106,381    8,256
Large Cap International Portfolio..................    --      --      567,276  118,540
International Core Equity Portfolio................    --      --    4,016,566  748,175
DFA International Real Estate Securities Portfolio.    --      --      846,116   29,337
DFA International Small Cap Value Portfolio........    --      --    1,840,016  913,850
International Vector Equity Portfolio..............    --      --      367,063   96,902
Emerging Markets Core Equity Portfolio.............    --      --    3,024,471  327,277

   For the year ended October 31, 2014, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                     DFA Global Real Estate Securities Portfolio
                                          -----------------------------------------------------------------
                                          Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies           10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------           ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities Portfolio..... $1,235,206 $2,044,932 $564,393  $14,000 $43,175          --
DFA International Real Estate Securities
  Portfolio..............................    842,644  1,255,234  382,205   12,500  41,160          --
                                          ---------- ---------- --------  ------- -------        ----
Total.................................... $2,077,850 $3,300,166 $946,598  $26,500 $84,335          --
                                          ========== ========== ========  ======= =======        ====

                                                            World ex U.S. Value Portfolio
                                          -----------------------------------------------------------------
                                          Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies           10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------           ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio.............................. $   10,626 $    9,588 $  1,893  $ 2,663 $   182        $157

                                                       World ex U.S. Targeted Value Portfolio
                                          -----------------------------------------------------------------
                                          Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies           10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------           ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio.............................. $   59,508 $   93,592 $ 52,059  $12,519 $ 1,360        $919
International Vector Equity Portfolio....      8,639     13,571    7,607    1,786     320          64
                                          ---------- ---------- --------  ------- -------        ----
Total.................................... $   68,147 $  107,163 $ 59,666  $14,305 $ 1,680        $983
                                          ========== ========== ========  ======= =======        ====

                                                         World ex U.S. Core Equity Portfolio
                                          -----------------------------------------------------------------
                                          Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies           10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------           ---------- ---------- --------- ------- -------- ----------------
International Core Equity Portfolio...... $   99,732 $  312,519 $235,743  $ 8,931 $ 5,073          --
Emerging Markets Core Equity Portfolio...     29,703     93,258   66,717    3,258   1,097          --
                                          ---------- ---------- --------  ------- -------        ----
Total.................................... $  129,435 $  405,777 $302,460  $12,189 $ 6,170          --
                                          ========== ========== ========  ======= =======        ====

                                                             World Core Equity Portfolio
                                          -----------------------------------------------------------------
                                          Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies           10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------           ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 1 Portfolio............. $      639 $   38,342 $ 38,394  $ 1,100 $   143        $  3
International Core Equity Portfolio......         96     29,208   32,105      178     120          --
Emerging Markets Core Equity Portfolio...         30      8,097    8,546      189      70          --
Large Cap International Portfolio........        258         --      322      595       8          --
U.S. Large Company Portfolio.............        641         --      761    1,477      10          --
                                          ---------- ---------- --------  ------- -------        ----
Total.................................... $    1,664 $   75,647 $ 80,128  $ 3,539 $   351        $  3
                                          ========== ========== ========  ======= =======        ====

                                                   Selectively Hedged Global Equity Portfolio
                                        -----------------------------------------------------------------
                                        Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies         10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------         ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio...........  $37,594    $ 64,220   $28,980  $ 7,200  $  670        $342
International Core Equity Portfolio....   34,847      53,147    26,181    5,580   1,166          --
Emerging Markets Core Equity Portfolio.   15,187      23,899    11,446    2,600     363          --
                                         -------    --------   -------  -------  ------        ----
Total..................................  $87,628    $141,266   $66,607  $15,380  $2,199        $342
                                         =======    ========   =======  =======  ======        ====

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio..............     $ 2,841        $  (284)       $ (2,557)
U.S. Large Cap Equity Portfolio....................          69            (60)             (9)
U.S. Large Cap Value Portfolio.....................       5,129         (3,752)         (1,377)
U.S. Targeted Value Portfolio......................      16,408           (965)        (15,443)
U.S. Small Cap Value Portfolio.....................      27,492         (3,944)        (23,548)
U.S. Core Equity 1 Portfolio.......................       7,962         (5,946)         (2,016)
U.S. Core Equity 2 Portfolio.......................       5,976         (4,163)         (1,813)
U.S. Vector Equity Portfolio.......................       7,287         (1,398)         (5,889)
U.S. Small Cap Portfolio...........................      17,302         (3,711)        (13,591)
U.S. Micro Cap Portfolio...........................      15,490         (1,637)        (13,853)
DFA Real Estate Securities Portfolio...............       5,762         13,007         (18,769)
Large Cap International Portfolio..................          --           (965)            965
International Core Equity Portfolio................       7,711         (1,854)         (5,857)
International Small Company Portfolio..............      19,380          4,578         (23,958)
Japanese Small Company Portfolio...................          --          2,383          (2,383)
Asia Pacific Small Company Portfolio...............          --            355            (355)
United Kingdom Small Company Portfolio.............         196            (56)           (140)
Continental Small Company Portfolio................          --            103            (103)
DFA International Real Estate Securities Portfolio.       5,952         (4,743)         (1,209)
DFA Global Real Estate Securities Portfolio........         598           (598)             --
DFA International Small Cap Value Portfolio........      18,832         (7,087)        (11,745)
International Vector Equity Portfolio..............       1,317            578          (1,895)
World ex U.S. Value Portfolio......................          --             94             (94)

                                                               Increase       Increase
                                                              (Decrease)     (Decrease)
                                               Increase     Undistributed   Accumulated
                                              (Decrease)    Net Investment  Net Realized
                                            Paid-In Capital     Income     Gains (Losses)
                                            --------------- -------------- --------------
World ex U.S. Targeted Value Portfolio.....     $   128        $    108       $  (236)
World ex U.S. Core Equity Portfolio........          34              14           (48)
World Core Equity Portfolio................          --               7            (7)
Selectively Hedged Global Equity Portfolio.         174           1,372        (1,546)
Emerging Markets Portfolio.................       2,916          (3,574)          658
Emerging Markets Small Cap Portfolio.......      11,484          (6,760)       (4,724)
Emerging Markets Value Portfolio...........      22,724         (16,924)       (5,800)
Emerging Markets Core Equity Portfolio.....      15,015         (17,749)        2,734

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2013..................................    $  1,597            --    $  1,597
  2014..................................         903            --         903
  U.S. Large Cap Equity Portfolio
  2013..................................         321            --         321
  2014..................................       3,209            --       3,209
  U.S. Large Cap Value Portfolio
  2013..................................     180,943            --     180,943
  2014..................................     230,364            --     230,364
  U.S. Targeted Value Portfolio
  2013..................................      55,372      $162,209     217,581
  2014..................................      51,735       237,290     289,025
  U.S. Small Cap Value Portfolio
  2013..................................     112,970       380,218     493,188
  2014..................................      66,463       443,795     510,258
  U.S. Core Equity 1 Portfolio
  2013..................................     105,633            --     105,633
  2014..................................     135,714        34,892     170,606
  U.S. Core Equity 2 Portfolio
  2013..................................     143,640        55,772     199,412
  2014..................................     170,204        98,745     268,949
  U.S. Vector Equity Portfolio
  2013..................................      34,959         3,507      38,466
  2014..................................      39,201        38,966      78,167
  U.S. Small Cap Portfolio
  2013..................................      83,270       228,671     311,941
  2014..................................      85,510       218,795     304,305
  U.S. Micro Cap Portfolio
  2013..................................      46,915       176,365     223,280
  2014..................................      43,726       200,738     244,464
  DFA Real Estate Securities Portfolio
  2013..................................     102,731            --     102,731
  2014..................................     156,934            --     156,934

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
Large Cap International Portfolio
2013...............................................    $ 70,787            --    $ 70,787
2014...............................................      98,177            --      98,177
International Core Equity Portfolio
2013...............................................     214,687            --     214,687
2014...............................................     320,068            --     320,068
International Small Company Portfolio
2013...............................................     159,066      $ 39,012     198,078
2014...............................................     218,133       211,626     429,759
Japanese Small Company Portfolio
2013...............................................       2,836            --       2,836
2014...............................................      11,539            --      11,539
Asia Pacific Small Company Portfolio
2013...............................................       7,603            --       7,603
2014...............................................      12,860            --      12,860
United Kingdom Small Company Portfolio
2013...............................................         953            --         953
2014...............................................         919           406       1,325
Continental Small Company Portfolio
2013...............................................       2,834            --       2,834
2014...............................................       3,660            --       3,660
DFA International Real Estate Securities Portfolio
2013...............................................     181,848            --     181,848
2014...............................................     106,263            --     106,263
DFA Global Real Estate Securities Portfolio
2013...............................................      84,341            --      84,341
2014...............................................      72,036            --      72,036
DFA International Small Cap Value Portfolio
2013...............................................     198,381       117,102     315,483
2014...............................................     239,810       127,501     367,311
International Vector Equity Portfolio
2013...............................................      17,456         2,044      19,500
2014...............................................      31,913         7,322      39,235
World ex U.S. Value Portfolio
2013...............................................       2,334            --       2,334
2014...............................................       4,113            --       4,113
World ex U.S. Targeted Value Portfolio
2013...............................................         993            --         993
2014...............................................       2,537         1,141       3,678
World ex U.S. Core Equity Portfolio
2013...............................................       1,171            --       1,171
2014...............................................       6,163            --       6,163
World Core Equity Portfolio
2013...............................................          24            --          24
2014...............................................         358            14         372
Selectively Hedged Global Equity Portfolio
2013...............................................         373            56         429
2014...............................................       2,139           539       2,678

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
 Emerging Markets Portfolio
 2013...................................    $ 59,866      $ 30,527    $ 90,393
 2014...................................      78,253        20,987      99,240
 Emerging Markets Small Cap Portfolio
 2013...................................      71,149        92,100     163,249
 2014...................................      83,100        63,095     146,195
 Emerging Markets Value Portfolio
 2013...................................     357,501       344,531     702,032
 2014...................................     418,693       264,053     682,746
 Emerging Markets Core Equity Portfolio
 2013...................................     205,400            --     205,400
 2014...................................     287,956            --     287,956

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
Enhanced U.S. Large Company Portfolio.......    $ 1,183        $ 1,658    $ 2,841
U.S. Large Cap Equity Portfolio.............         60              4         64
U.S. Large Cap Value Portfolio..............      3,752          1,377      5,129
U.S. Targeted Value Portfolio...............      2,906         13,502     16,408
U.S. Small Cap Value Portfolio..............      3,731         23,761     27,492
U.S. Core Equity 1 Portfolio................      2,994          1,051      4,045
U.S. Core Equity 2 Portfolio................      3,939          2,037      5,976
U.S. Vector Equity Portfolio................      1,899          5,388      7,287
U.S. Small Cap Portfolio....................      3,514         13,788     17,302
U.S. Micro Cap Portfolio....................      1,587         13,903     15,490
DFA Real Estate Securities Portfolio........      1,721             --      1,721
International Core Equity Portfolio.........      3,892             --      3,892
International Small Company Portfolio.......      9,273         10,107     19,380
United Kingdom Small Company Portfolio......         60            136        196
DFA Global Real Estate Securities Portfolio.        395             --        395
DFA International Small Cap Value Portfolio.      9,738          9,094     18,832
International Vector Equity Portfolio.......        991            326      1,317
World ex U.S.Targeted Value Portfolio.......        112             16        128
World ex U.S. Core Equity Portfolio.........         23             --         23
Selectively Hedged Global Equity Portfolio..        122             52        174
Emerging Markets Portfolio..................      2,916             --      2,916
Emerging Markets Small Cap Portfolio........      2,631          2,358      4,989
Emerging Markets Value Portfolio............     22,724             --     22,724
Emerging Markets Core Equity Portfolio......      8,118             --      8,118

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          Undistributed                                              Total Net
                                          Net Investment                                           Distributable
                                            Income and   Undistributed                Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                          -------------- ------------- ------------ -------------- -------------
Enhanced U.S. Large Company
  Portfolio..............................    $ 10,953      $ 16,610            --     $    4,258    $   31,821
U.S. Large Cap Equity Portfolio..........         789           266            --         35,396        36,451
U.S. Large Cap Value Portfolio...........      33,189        86,219            --      5,314,609     5,434,017
U.S. Targeted Value Portfolio............      16,494       237,909            --      1,448,620     1,703,023
U.S. Small Cap Value Portfolio...........      19,593       427,114            --      3,253,670     3,700,377
U.S. Core Equity 1 Portfolio.............      20,278        49,463            --      3,332,295     3,402,036
U.S. Core Equity 2 Portfolio.............      23,510        89,850            --      4,352,855     4,466,215
U.S. Vector Equity Portfolio.............       4,696       109,043            --      1,124,422     1,238,161
U.S. Small Cap Portfolio.................       8,376       268,311            --      2,513,699     2,790,386
U.S. Micro Cap Portfolio.................       5,283       278,651            --      1,651,592     1,935,526
DFA Real Estate Securities Portfolio.....      23,652            --     $(135,249)     2,132,640     2,021,043
Large Cap International Portfolio........      10,646            --      (217,917)       525,987       318,716
International Core Equity Portfolio......      51,510            --      (301,210)     1,144,778       895,078
International Small Company Portfolio....     131,822       250,319            --        948,743     1,330,884
Japanese Small Company Portfolio.........       7,630            --       (59,307)         8,436       (43,241)
Asia Pacific Small Company Portfolio.....      14,404            --       (26,743)        (3,568)      (15,907)
United Kingdom Small Company
  Portfolio..............................         481         2,151            --         10,875        13,507
Continental Small Company Portfolio......         310            --       (21,040)        24,524         3,794
DFA International Real Estate Securities
  Portfolio..............................     141,014            --      (206,244)        40,344       (24,886)
DFA Global Real Estate Securities
  Portfolio..............................      21,815            --          (774)       635,235       656,276
DFA International Small Cap Value
  Portfolio..............................     127,903       207,078            --      1,447,990     1,782,971
International Vector Equity Portfolio....       7,404        10,948            --        153,470       171,822
World ex U.S. Value Portfolio............         632            --        (1,648)         8,666         7,650
World ex U.S. Targeted Value
  Portfolio..............................         425           410            --          4,762         5,597
World ex U.S. Core Equity Portfolio......          --            --            --         (2,352)       (2,352)
World Core Equity Portfolio..............          12           232            --         (2,611)       (2,367)
Selectively Hedged Global Equity
  Portfolio..............................       4,023         1,915            --         15,899        21,837
Emerging Markets Portfolio...............      17,907            --       (24,940)     1,131,763     1,124,730
Emerging Markets Small Cap Portfolio.....      43,338        88,624            --        432,216       564,178
Emerging Markets Value Portfolio.........     193,147            --      (527,781)        64,633      (270,001)
Emerging Markets Core Equity
  Portfolio..............................      73,738            --      (161,804)     1,299,327     1,211,261

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                      Expires on October 31,
                                                    ----------------------------------------------------------
                                                     2015   2016     2017    2018    2019   Unlimited  Total
                                                    ------ ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company Portfolio..............     --      --       --      --      --       --        --
U.S. Large Cap Equity Portfolio....................     --      --       --      --      --       --        --
U.S. Large Cap Value Portfolio.....................     --      --       --      --      --       --        --
U.S. Targeted Value Portfolio......................     --      --       --      --      --       --        --
U.S. Small Cap Value Portfolio.....................     --      --       --      --      --       --        --
U.S. Core Equity 1 Portfolio.......................     --      --       --      --      --       --        --
U.S. Core Equity 2 Portfolio.......................     --      --       --      --      --       --        --
U.S. Vector Equity Portfolio.......................     --      --       --      --      --       --        --
U.S. Small Cap Portfolio...........................     --      --       --      --      --       --        --
U.S. Micro Cap Portfolio...........................     --      --       --      --      --       --        --
DFA Real Estate Securities Portfolio...............     -- $ 1,368 $ 62,969 $44,388 $26,523       --  $135,248
Large Cap International Portfolio..................     --  19,004  135,392  14,311  12,549 $ 36,660   217,916
International Core Equity Portfolio................     --      --   53,176      --      --  248,034   301,210
International Small Company Portfolio..............     --      --       --      --      --       --        --
Japanese Small Company Portfolio................... $4,547  23,057   13,952  12,208   5,543       --    59,307
Asia Pacific Small Company Portfolio...............     --  16,317    8,261      --      --    2,165    26,743
United Kingdom Small Company Portfolio.............     --      --       --      --      --       --        --
Continental Small Company Portfolio................     --   8,564    7,224   5,252      --       --    21,040
DFA International Real Estate Securities Portfolio.     46  13,446   34,576  38,689  69,466   50,022   206,245
DFA Global Real Estate Securities Portfolio........     --      --       --     774      --       --       774
DFA International Small Cap Value Portfolio........     --      --       --      --      --       --        --
International Vector Equity Portfolio..............     --      --       --      --      --       --        --
World ex U.S. Value Portfolio......................     --      --       --      --   1,648       --     1,648
World ex U.S. Targeted Value Portfolio.............     --      --       --      --      --       --        --
World ex U.S. Core Equity Portfolio................     --      --       --      --      --       --        --
World Core Equity Portfolio........................     --      --       --      --      --       --        --
Selectively Hedged Global Equity Portfolio.........     --      --       --      --      --       --        --
Emerging Markets Portfolio.........................     --      --       --      --      --   24,940    24,940
Emerging Markets Small Cap Portfolio...............     --      --       --      --      --       --        --
Emerging Markets Value Portfolio...................     --      --       --      --      --  527,781   527,781
Emerging Markets Core Equity Portfolio.............     --   7,080   26,444      --      --  128,280   161,804

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          Enhanced U.S. Large Company Portfolio.............. $  1,059
          U.S. Large Cap Value Portfolio.....................  512,898
          DFA Real Estate Securities Portfolio...............   39,893
          Japanese Small Company Portfolio...................    7,238
          Continental Small Company Portfolio................    5,494
          DFA International Real Estate Securities Portfolio.      453
          DFA Global Real Estate Securities Portfolio........       34
          World ex U.S. Value Portfolio......................    1,066

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   210,692  $    5,022  $      (749)   $    4,273
U.S. Large Cap Equity Portfolio....................     237,614      38,887       (3,491)       35,396
U.S. Large Cap Value Portfolio.....................   9,823,567   5,314,609           --     5,314,609
U.S. Targeted Value Portfolio......................   5,165,038   1,685,110     (236,491)    1,448,619
U.S. Small Cap Value Portfolio.....................  10,278,857   4,008,701     (755,031)    3,253,670
U.S. Core Equity 1 Portfolio.......................   8,665,729   3,497,101     (164,805)    3,332,296
U.S. Core Equity 2 Portfolio.......................  10,174,035   4,623,538     (270,683)    4,352,855
U.S. Vector Equity Portfolio.......................   2,904,496   1,250,886     (126,464)    1,124,422
U.S. Small Cap Portfolio...........................   8,953,532   2,915,579     (401,882)    2,513,697
U.S. Micro Cap Portfolio...........................   4,376,325   2,023,663     (372,071)    1,651,592
DFA Real Estate Securities Portfolio...............   5,215,811   2,157,356      (59,821)    2,097,535
Large Cap International Portfolio..................   2,775,950     746,735     (220,554)      526,181
International Core Equity Portfolio................  12,399,582   2,136,680     (991,291)    1,145,389
International Small Company Portfolio..............   7,882,227     949,331           --       949,331
Japanese Small Company Portfolio...................     499,853       8,560           --         8,560
Asia Pacific Small Company Portfolio...............     367,859      (3,566)          (1)       (3,567)
United Kingdom Small Company Portfolio.............      24,185      10,872           --        10,872
Continental Small Company Portfolio................     144,642      24,404           --        24,404
DFA International Real Estate Securities Portfolio.   3,223,748     102,962      (62,483)       40,479
DFA Global Real Estate Securities Portfolio........   2,673,856     635,235           --       635,235
DFA International Small Cap Value Portfolio........  11,236,026   3,233,676   (1,784,797)    1,448,879
International Vector Equity Portfolio..............   1,288,889     244,755      (91,208)      153,547
World ex U.S. Value Portfolio......................     105,080       8,710           --         8,710
World ex U.S. Targeted Value Portfolio.............     146,202       4,762           --         4,762
World ex U.S. Core Equity Portfolio................     408,129       2,247       (4,599)       (2,352)
World Core Equity Portfolio........................      78,292         486       (3,096)       (2,610)
Selectively Hedged Global Equity Portfolio.........     125,380      15,886           --        15,886
Emerging Markets Portfolio.........................   2,948,677   1,131,865          (51)    1,131,814
Emerging Markets Small Cap Portfolio...............   4,428,625     432,439           --       432,439
Emerging Markets Value Portfolio...................  18,679,167      64,575           --        64,575
Emerging Markets Core Equity Portfolio.............  15,869,382   3,057,569   (1,757,980)    1,299,589

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                             Year Ended             Year Ended
                                                           Oct. 31, 2014          Oct. 31, 2013
                                                       ---------------------  ---------------------
                                                          Amount     Shares      Amount     Shares
                                                       -----------  --------  -----------  --------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $     9,171       406  $     9,003       477
 Shares Issued in Lieu of Cash Distributions..........         657        30        3,423       205
 Shares Redeemed......................................      (2,817)     (123)     (61,998)   (3,124)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $     7,011       313  $   (49,572)   (2,442)
                                                       ===========  ========  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    77,620     3,429  $    10,505       520
 Shares Issued in Lieu of Cash Distributions..........       1,832        84          923        55
 Shares Redeemed......................................     (21,767)     (957)      (5,597)     (281)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    57,685     2,556  $     5,831       294
                                                       ===========  ========  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,806,386    79,191  $ 1,049,705    53,476
 Shares Issued in Lieu of Cash Distributions..........     268,683    12,353      189,447    11,289
 Shares Redeemed......................................    (897,338)  (39,462)  (1,045,053)  (52,845)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $ 1,177,731    52,082  $   194,099    11,920
                                                       ===========  ========  ===========  ========

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    38,565     1,378  $    27,484       947
 Shares Issued in Lieu of Cash Distributions..........       3,524       126        3,927       137
 Shares Redeemed......................................     (43,702)   (1,563)     (27,940)     (973)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    (1,613)      (59) $     3,471       111
                                                       ===========  ========  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 3,218,550   115,620  $ 4,212,669   148,010
 Shares Issued in Lieu of Cash Distributions..........     643,949    22,910      652,656    22,854
 Shares Redeemed......................................  (3,445,026) (122,635)  (2,940,034) (104,206)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   417,473    15,895  $ 1,925,291    66,658
                                                       ===========  ========  ===========  ========

   On October 29, 2010, the Board of Directors of the Fund adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the Statement of Assets and Liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2014, The Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain
(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

                                                                     Unrealized
                                                                       Foreign
Settlement Currency                       Contract      Value at      Exchange
   Date    Amount**       Currency         Amount   October 31, 2014 Gain (Loss)
---------- -------- ------------------    --------  ---------------- -----------
 12/15/14   (5,183) Canadian Dollar (1)   $ (4,609)     $ (4,594)       $ 15
 11/14/14    3,162  UK Pound Sterling (1)    5,096         5,057         (39)
 11/14/14  (12,356) UK Pound Sterling (2)  (19,993)      (19,764)        229
                                          --------      --------        ----
                                          $(19,506)     $(19,301)       $205
                                          ========      ========        ====

Selectively Hedged Global Equity Portfolio*

                                                                    Unrealized
                                                                      Foreign
Settlement  Currency                     Contract      Value at      Exchange
   Date     Amount**       Currency       Amount   October 31, 2014 Gain (Loss)
---------- ----------  --------------    --------  ---------------- -----------
 11/24/14        (439) Denmark Krone (1) $    (76)     $    (75)       $  1
 11/24/14      (3,659) Denmark Krone (1)     (628)         (616)         12
 11/26/14      (9,274) Euro (3)           (11,726)      (11,623)        103
 01/28/15  (1,028,433) Japanese Yen (4)    (9,544)       (9,165)        379
 12/03/14      (2,848) Swiss Franc (2)     (3,103)       (2,960)        143
                                         --------      --------        ----
                                         $(25,077)     $(24,439)       $638
                                         ========      ========        ====

Counterparties:

(1)Citibank, N.A.

(2)JP Morgan

(3)Bank of America Corp.

(4)State Street Bank and Trust

* During the year ended October 31, 2014, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $43,008 and $21,289 (in thousands), respectively.

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio and Selectively Hedged Global Equity Portfolio use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R), Russell 2000 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange- traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2014, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):


                                                   Expiration Number of  Contract Unrealized     Cash
                                Description           Date    Contracts*  Value   Gain (Loss) Collateral
                           ----------------------- ---------- ---------- -------- ----------- ----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)         12/18/14     411     $206,671   $7,062         --
Selectively Hedged Global
  Equity Portfolio........ S&P 500(R) Emini Index   12/19/14      51        5,129       51       $235

  Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2014, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $191,549 and $3,210 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2014:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures
                             Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2014 (amounts in thousands):

                                                  Asset Derivatives Value
                                            -----------------------------------
                                              Total Value     Foreign
                                                   at        Exchange   Equity
                                            October 31, 2014 Contracts Contracts
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......      $7,306        $244     $7,062*
Selectively Hedged Global Equity Portfolio.         689         638         51*

                                                Liability Derivatives Value
                                            -----------------------------------
                                              Total Value     Foreign
                                                   at        Exchange   Equity
                                            October 31, 2014 Contracts Contracts
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......      $  (39)       $(39)        --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2014 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2014 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                  Total    Contracts  Contracts
                                                --------   ---------  ---------
   Enhanced U.S. Large Company Portfolio....... $ 31,046    $ (129)   $ 31,175
   U.S. Small Cap Value Portfolio*.............  (12,757)       --     (12,757)
   U.S. Micro Cap Portfolio*...................     (692)       --        (692)
   DFA Real Estate Securities Portfolio*.......     (553)       --        (553)
   Selectively Hedged Global Equity Portfolio..    2,041     1,469         572


                                                    Change in Unrealized
                                                 Appreciation (Depreciation) on
                                                 Derivatives Recognized in Income
                                                 -------------------------------
                                                           Foreign
                                                          Exchange     Equity
                                                 Total    Contracts   Contracts
                                                 -----    ---------   ---------
     Enhanced U.S. Large Company Portfolio...... $(430)     $422        $(852)
     Selectively Hedged Global Equity Portfolio.   528       610          (82)

* As of October 31, 2014, there were no futures contracts outstanding. During the year ended October 31, 2014, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2014 (Amounts in thousands):

                                                         Gross Amounts Not                         Gross Amounts Not
                                                           Offset in the                             Offset in the
                                                        Statements of Assets                      Statements of Assets
                                              Gross       and Liabilities               Gross       and Liabilities
                                            Amounts of ----------------------        Amounts of  ----------------------
                                            Recognized  Financial     Cash     Net   Recognized   Financial     Cash     Net
                                              Assets   Instruments Collateral Amount Liabilities Instruments Collateral Amount
Description                                    (a)         (b)      Received   (c)       (a)         (d)      Pledged    (e)
-----------                                 ---------- ----------- ---------- ------ ----------- ----------- ---------- ------
                                                             Assets                                 Liabilities
                                            ---------------------------------------- -----------------------------------------
Selectively Hedged Global Equity Portfolio
Forward Currency Contracts.................    $638         --         --      $638       --          --         --       --
Enhanced U.S. Large Company Portfolio
Forward Currency Contracts.................    $244       $(15)        --      $229      $39        $(15)        --      $24

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                          Weighted      Weighted    Number of   Interest Maximum Amount
                                           Average    Average Loan     Days     Expense  Borrowed During
                                        Interest Rate   Balance    Outstanding* Incurred   The Period
                                        ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio........     0.85%       $   377          7         --        $   800
U.S. Small Cap Value Portfolio.........     0.84%        14,769         25        $ 9         43,715
U.S. Vector Equity Portfolio...........     0.85%           649          3         --            649
U.S. Small Cap Portfolio...............     0.84%         6,921          1         --          6,921
U.S. Micro Cap Portfolio...............     0.85%         2,595         32          2          6,726
Large Cap International Portfolio......     0.84%         4,560          4         --         11,607
International Small Company Portfolio..     0.83%         5,142          7          1         12,200
DFA International Small Cap Value
  Portfolio............................     0.83%         5,466         17          2         15,323
International Vector Equity Portfolio..     0.84%         2,959         10          1         10,858
World ex U.S. Value Portfolio..........     0.84%           206         38         --          3,715
World ex U.S. Targeted Value Portfolio.     0.84%           724         28         --          4,483
World ex U.S. Core Equity Portfolio....     0.83%         1,029         12         --          6,277
World Core Equity Portfolio............     0.84%            53         56         --            224

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2014.

J. Securities Lending:

   As of October 31, 2014, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                               Market
                                                               Value
                                                              --------
          U.S. Large Cap Equity Portfolio.................... $     51
          U.S. Targeted Value Portfolio......................   21,398
          U.S. Small Cap Value Portfolio.....................   29,283
          U.S. Core Equity 1 Portfolio.......................   29,505
          U.S. Core Equity 2 Portfolio.......................   50,236
          U.S. Vector Equity Portfolio.......................   19,332
          U.S. Small Cap Portfolio...........................    1,156
          U.S. Micro Cap Portfolio...........................    2,399
          DFA Real Estate Securities Portfolio...............   43,406
          Large Cap International Portfolio..................    7,310
          International Core Equity Portfolio................   33,745
          DFA International Real Estate Securities Portfolio.    3,455
          DFA International Small Cap Value Portfolio........   16,689
          International Vector Equity Portfolio..............    3,210
          Emerging Markets Core Equity Portfolio.............  614,348

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Other:

   At October 31, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                Approximate
                                                                               Percentage of
                                                                   Number of    Outstanding
                                                                  Shareholders    Shares
                                                                  ------------ -------------
Enhanced U.S. Large Company Portfolio-Institutional Class Shares.      5            82%
U.S. Large Cap Equity Portfolio-Institutional Class Shares.......      3            96%

                                                                                      Approximate
                                                                                     Percentage of
                                                                         Number of    Outstanding
                                                                        Shareholders    Shares
                                                                        ------------ -------------
U.S. Large Cap Value Portfolio-Institutional Class Shares..............      3            71%
U.S. Targeted Value Portfolio-Class R1 Shares..........................      4            90%
U.S. Targeted Value Portfolio-Class R2 Shares..........................      6            80%
U.S. Targeted Value Portfolio-Institutional Class Shares...............      3            57%
U.S. Small Cap Value Portfolio-Institutional Class Shares..............      3            58%
U.S. Core Equity 1 Portfolio-Institutional Class Shares................      5            78%
U.S. Core Equity 2 Portfolio-Institutional Class Shares................      6            82%
U.S. Vector Equity Portfolio-Institutional Class Shares................      5            94%
U.S. Small Cap Portfolio-Institutional Class Shares....................      3            48%
U.S. Micro Cap Portfolio-Institutional Class Shares....................      5            76%
DFA Real Estate Securities Portfolio-Institutional Class Shares........      4            85%
Large Cap International Portfolio-Institutional Class Shares...........      3            67%
International Core Equity Portfolio....................................      4            71%
Japanese Small Company Portfolio-Institutional Class Shares............      3            83%
Asia Pacific Small Company Portfolio-Institutional Class Shares........      3            89%
United Kingdom Small Company Portfolio-Institutional Class Shares......      4            97%
Continental Small Company Portfolio-Institutional Class Shares.........      5            94%
DFA International Real Estate Securities Portfolio-Institutional Class
  Shares...............................................................      4            93%
DFA Global Real Estate Securities Portfolio-Institutional Class Shares.      3            81%
DFA International Small Cap Value Portfolio-Institutional Class Shares.      3            57%
International Vector Equity Portfolio-Institutional Class Shares.......      4            87%
World ex U.S. Value Portfolio-Institutional Class Shares...............      5            82%
World ex U.S. Targeted Value Portfolio-Institutional Class Shares......      3            99%
World ex U.S. Core Equity Portfolio-Institutional Class Shares.........      3            95%
Selectively Hedged Global Equity Portfolio-Institutional Class Shares..      3            96%
Emerging Markets Portfolio-Institutional Class Shares..................      4            67%
Emerging Markets Small Cap Portfolio-Institutional Class Shares........      4            55%
Emerging Markets Value Portfolio-Class R2 Shares.......................      4            87%
Emerging Markets Value Portfolio-Institutional Class Shares............      2            30%
Emerging Markets Core Equity Portfolio-Institutional Class Shares......      3            59%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2014, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY INDEX TOTAL RETURN
November 9, 2010-October 31, 2014

                                    [CHART]

                DFA Commodity Strategy       Bloomberg Commodity Index
                       Portfolio                   Total Return
                ----------------------    -----------------------------
 11/9/2010             $10,000                      $10,000
11/30/2010               9,480                        9,414
12/31/2010              10,464                       10,420
 1/31/2011              10,584                       10,525
 2/28/2011              10,804                       10,664
 3/31/2011              11,010                       10,884
 4/30/2011              11,440                       11,261
 5/31/2011              10,889                       10,691
 6/30/2011              10,337                       10,152
 7/31/2011              10,678                       10,452
 8/31/2011              10,788                       10,557
 9/30/2011               9,187                        9,001
10/31/2011               9,798                        9,597
11/30/2011               9,538                        9,384
12/31/2011               9,199                        9,032
 1/31/2012               9,480                        9,256
 2/29/2012               9,752                        9,506
 3/31/2012               9,360                        9,112
 4/30/2012               9,299                        9,074
 5/31/2012               8,494                        8,245
 6/30/2012               8,889                        8,698
 7/31/2012               9,494                        9,261
 8/31/2012               9,676                        9,381
 9/30/2012               9,840                        9,541
10/31/2012               9,497                        9,171
11/30/2012               9,547                        9,176
12/31/2012               9,321                        8,937
 1/31/2013               9,544                        9,151
 2/28/2013               9,169                        8,777
 3/31/2013               9,229                        8,836
 4/30/2013               8,996                        8,590
 5/31/2013               8,763                        8,397
 6/30/2013               8,304                        8,001
 7/31/2013               8,436                        8,110
 8/31/2013               8,730                        8,386
 9/30/2013               8,529                        8,172
10/31/2013               8,438                        8,051
11/30/2013               8,397                        7,987
12/31/2013               8,473                        8,086
 1/31/2014               8,565                        8,110
 2/28/2014               9,156                        8,616
 3/31/2014               9,200                        8,651
 4/30/2014               9,435                        8,862
 5/31/2014               9,200                        8,607
 6/30/2014               9,271                        8,658
 7/31/2014               8,822                        8,227
 8/31/2014               8,750                        8,141                Past performance is not predictive of
 9/30/2014               8,208                        7,634                future performance.
10/31/2014               8,178                        7,573                The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
            Average Annual          One            Since                   redemption of fund shares.
            Total Return            Year         Inception                 Dow Jones data provided by Dow Jones
            ------------------------------------------------------         Indexes. The S&P data are provided by
                                   -3.08%         -4.93%                   Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 Commodity Market Review                     12 Months Ended October 31, 2014

   During the fiscal year ended October 31, 2014, commodities retreated from an early 2014 rally to end with a -5.94% return as measured by the Bloomberg Commodity Index Total Return. The precious metals sector led the decline. Following closely in terms of decline, grain and energy prices declined significantly in the period. Industrial metals produced near flat returns, and the livestock sector stood apart, producing a double-digit positive return in the period.

DFA Commodity Strategy Portfolio

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Bloomberg Commodity Index Total Return. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with precisely defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, Dimensional will generally focus investment in that longer-term area; otherwise, the Portfolio will generally focus investment in the short-term range of the eligible maturity range.

   For the 12 months ended October 31, 2014, the total return was -3.08% for the Portfolio and -5.94% for the Bloomberg Commodity Index Total Return. The Portfolio's relative outperformance was attributable to the combination of differences in the management of futures contract expirations and the Portfolio's investment in fixed income securities.

   The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities found in the Bloomberg Commodity Index, whose returns for the period ranged from +62.41% (coffee) to -31.64% (sugar).

   While the Portfolio has derivative exposure to commodities, the majority of the assets were invested in fixed income securities. The fixed income component duration increased slightly from 1.81 to 1.85 years during the period. The Portfolio benefited from exposure to longer duration relative to its short-term obligations on its derivatives. The Portfolio also benefited from its exposure to lower credit securities during a period where credit spreads narrowed. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           Six Months Ended October 31, 2014
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/14  10/31/14    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $  866.80    0.33%    $1.55
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.54    0.33%    $1.68

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA Commodity Strategy Portfolio
              Corporate....................................  36.0%
              Foreign Corporate............................  22.7%
              Foreign Government...........................  19.8%
              Government...................................  13.5%
              Supranational................................   8.0%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
BONDS -- (79.2%)
AUSTRALIA -- (6.7%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.............................   $    12,000 $12,041,136
    1.250%, 06/13/17.............................        10,000   9,988,870
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................         5,000   5,062,535
Commonwealth Bank of Australia
    1.125%, 03/13/17.............................         8,737   8,739,464
    1.900%, 09/18/17.............................         7,000   7,097,377
National Australia Bank, Ltd.
    0.900%, 01/20/16.............................         5,000   5,016,750
    1.300%, 07/25/16.............................         7,000   7,063,196
Westpac Banking Corp.
    3.000%, 12/09/15.............................         8,500   8,723,014
    1.200%, 05/19/17.............................        10,000   9,994,150
    2.000%, 08/14/17.............................         3,000   3,055,923
                                                                -----------
TOTAL AUSTRALIA..................................                76,782,415
                                                                -----------

CANADA -- (7.3%)
Bank of Nova Scotia (The)
    2.550%, 01/12/17.............................         5,000   5,153,565
Canadian National Railway Co.
    1.450%, 12/15/16.............................         4,275   4,326,642
Enbridge, Inc.
    4.900%, 03/01/15.............................         1,500   1,521,063
Export Development Canada
    0.875%, 12/07/16............................. GBP    10,000  15,970,451
Ontario, Province of Canada
    2.300%, 05/10/16.............................         5,000   5,129,055
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................         1,830   1,881,441
Royal Bank of Canada
    1.200%, 01/23/17.............................         7,000   7,017,290
    1.250%, 06/16/17.............................        15,000  14,990,940
Toronto-Dominion Bank (The)
    2.500%, 07/14/16.............................         2,500   2,573,345
    2.375%, 10/19/16.............................        19,000  19,595,137
TransAlta Corp.
    4.750%, 01/15/15.............................         2,508   2,527,695
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................         3,106   3,156,243
                                                                -----------
TOTAL CANADA.....................................                83,842,867
                                                                -----------

FINLAND -- (1.3%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................        15,000  15,425,760
                                                                -----------

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
FRANCE -- (1.7%)
Agence Francaise de Developpement
    2.500%, 07/15/15.............................   $     3,000 $ 3,045,600
BNP Paribas SA
    3.250%, 03/11/15.............................         4,035   4,075,064
Orange SA
    2.125%, 09/16/15.............................           500     505,467
    2.750%, 09/14/16.............................         4,000   4,119,840
Societe Generale SA
    2.750%, 10/12/17.............................         5,000   5,146,085
Total Capital International SA
    1.550%, 06/28/17.............................         3,040   3,060,219
                                                                -----------
TOTAL FRANCE.....................................                19,952,275
                                                                -----------

GERMANY -- (3.2%)
Deutsche Bank AG
    3.250%, 01/11/16.............................         1,000   1,029,137
    6.000%, 09/01/17.............................         3,000   3,362,445
KFW
    5.500%, 12/07/15............................. GBP     4,000   6,732,666
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................        10,000  10,285,320
Landwirtschaftliche Rentenbank
    3.250%, 12/07/16............................. GBP     9,000  15,056,989
                                                                -----------
TOTAL GERMANY....................................                36,466,557
                                                                -----------

JAPAN -- (2.9%)
Japan Bank for International Cooperation
    1.125%, 07/19/17.............................        15,000  15,044,085
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................        13,000  13,100,490
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................         3,500   3,545,861
    2.000%, 09/13/16.............................         1,000   1,012,581
Sumitomo Mitsui Banking Corp.
    1.300%, 01/10/17.............................         1,000   1,000,350
                                                                -----------
TOTAL JAPAN......................................                33,703,367
                                                                -----------

NETHERLANDS -- (4.3%)
Aegon NV
    4.625%, 12/01/15.............................         3,489   3,631,902
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................        10,000  10,064,900

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
NETHERLANDS -- (Continued)
Cooperatieve Centrale Raiffeisen-
 Boerenleenbank BA
    3.125%, 02/05/15............................. CAD     7,000 $ 6,237,301
Deutsche Telekom International Finance BV
    5.750%, 03/23/16.............................           880     937,510
Nederlandse Waterschapsbank NV
    2.125%, 09/07/16............................. GBP    10,000  16,336,622
    2.125%, 02/09/17.............................         4,000   4,113,104
Shell International Finance BV
    1.125%, 08/21/17.............................         8,000   7,998,120
                                                                -----------
TOTAL NETHERLANDS................................                49,319,459
                                                                -----------

NORWAY -- (1.3%)
Kommunalbanken A.S.
    1.125%, 12/15/16............................. GBP     9,000  14,417,893
                                                                -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.8%)
Asian Development Bank
    1.000%, 12/15/16............................. GBP    14,000  22,402,750
Council Of Europe Development Bank
    1.750%, 12/19/16............................. GBP    14,000  22,753,468
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................         5,000   4,967,670
European Investment Bank
    3.250%, 12/07/16............................. GBP     9,000  15,062,979
    4.875%, 01/17/17.............................         4,000   4,358,144
Nordic Investment Bank
    7.500%, 04/15/15............................. NZD    11,000   8,711,887
                                                                -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....                78,256,898
                                                                -----------

SWEDEN -- (2.8%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................         4,500   4,582,260
Svensk Exportkredit AB
    2.125%, 07/13/16.............................         5,000   5,129,500
    1.125%, 12/15/16............................. GBP     8,000  12,815,905
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................         9,250   9,607,642
                                                                -----------
TOTAL SWEDEN.....................................                32,135,307
                                                                -----------

SWITZERLAND -- (0.2%)
Credit Suisse New York
    3.500%, 03/23/15.............................         1,000   1,011,777

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
SWITZERLAND -- (Continued)
UBS AG
    3.875%, 01/15/15.............................   $     1,163 $ 1,170,885
                                                                -----------
TOTAL SWITZERLAND................................                 2,182,662
                                                                -----------

UNITED KINGDOM -- (5.3%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................         1,700   1,824,989
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................         6,500   6,653,368
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................         3,100   3,128,030
    1.250%, 02/14/17.............................         1,200   1,196,916
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................         2,000   2,166,374
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................         5,000   5,043,340
Lloyds Bank P.L.C.
    4.875%, 01/21/16.............................         5,000   5,249,485
Network Rail Infrastructure Finance P.L.C.
    1.125%, 12/15/16............................. GBP    13,000  20,869,725
Rio Tinto Finance USA P.L.C.
    1.125%, 03/20/15.............................         3,850   3,859,879
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................         6,300   6,389,901
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................         4,951   4,972,126
                                                                -----------
TOTAL UNITED KINGDOM.............................                61,354,133
                                                                -----------

UNITED STATES -- (35.4%)
AbbVie, Inc.
    1.200%, 11/06/15.............................         4,000   4,022,520
ACE INA Holdings, Inc.
    2.600%, 11/23/15.............................         3,295   3,362,432
Actavis, Inc.
    1.875%, 10/01/17.............................         6,000   5,947,290
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................         3,615   3,690,998
Altria Group, Inc.
    4.125%, 09/11/15.............................         2,170   2,234,345
American Express Credit Corp.
    1.750%, 06/12/15.............................         1,200   1,208,680
    2.750%, 09/15/15.............................         2,250   2,294,201
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................           813     853,698
Amgen, Inc.
    1.875%, 11/15/14.............................         1,825   1,825,650
    4.850%, 11/18/14.............................         1,000   1,001,603

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                        Face
                                                       Amount^   Value+
                                                       -------   ------
                                                        (000)
UNITED STATES -- (Continued)
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................  $     6,000 $ 6,520,422
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................        5,000   5,488,520
Anheuser-Busch InBev Worldwide, Inc.
    0.800%, 07/15/15.............................        2,000   2,005,802
Apache Corp.
    5.625%, 01/15/17.............................        1,500   1,641,811
Apple, Inc.
    1.050%, 05/05/17.............................       27,000  26,997,705
AT&T, Inc.
    2.500%, 08/15/15.............................        3,066   3,112,781
    2.400%, 08/15/16.............................        1,000   1,024,580
AutoZone, Inc.
    6.950%, 06/15/16.............................        3,000   3,274,068
Bank of America Corp.
    1.500%, 10/09/15.............................        5,000   5,036,400
    3.750%, 07/12/16.............................        1,500   1,565,920
Bank of New York Mellon Corp. (The)
    1.969%, 06/20/17.............................        4,000   4,078,872
Becton Dickinson and Co.
    1.750%, 11/08/16.............................        1,500   1,515,690
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................        4,400   4,379,822
Burlington Northern Santa Fe LLC
    4.875%, 01/15/15.............................          200     201,730
Capital One Financial Corp.
    2.150%, 03/23/15.............................        4,700   4,729,445
Cardinal Health, Inc.
    4.000%, 06/15/15.............................        3,000   3,060,105
CareFusion Corp.
    1.450%, 05/15/17.............................        5,000   4,990,520
Caterpillar Financial Services Corp.
    2.650%, 04/01/16.............................        5,000   5,137,455
    1.350%, 09/06/16.............................        1,000   1,009,615
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................        5,000   5,377,965
Charles Schwab Corp. (The)
    0.850%, 12/04/15.............................        3,000   3,009,645
Citigroup, Inc.
    1.350%, 03/10/17.............................        2,000   2,000,130
CNA Financial Corp.
    5.850%, 12/15/14.............................        3,277   3,295,600
Colgate-Palmolive Co.
    1.300%, 01/15/17.............................        9,723   9,808,115
Comcast Corp.
    4.950%, 06/15/16.............................        3,500   3,732,540
Comerica, Inc.
    3.000%, 09/16/15.............................        2,277   2,323,414
Computer Sciences Corp.
    2.500%, 09/15/15.............................        3,558   3,608,225

                                                        Face
                                                       Amount^   Value+
                                                       -------   ------
                                                        (000)
UNITED STATES -- (Continued)
ConAgra Foods, Inc.
    5.819%, 06/15/17.............................  $     5,000 $5,521,900
CVS Health Corp.
    3.250%, 05/18/15.............................        1,000  1,014,688
Devon Energy Corp.
    1.200%, 12/15/16.............................        5,970  6,038,583
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    3.500%, 03/01/16.............................        5,000  5,167,685
Dominion Resources, Inc.
    5.150%, 07/15/15.............................        1,400  1,443,268
    2.250%, 09/01/15.............................        5,000  5,059,095
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................        6,000  6,125,424
Eastman Chemical Co.
    3.000%, 12/15/15.............................        1,000  1,023,259
    2.400%, 06/01/17.............................        3,000  3,054,636
eBay, Inc.
    1.350%, 07/15/17.............................        3,000  2,979,225
Ecolab, Inc.
    1.000%, 08/09/15.............................        2,000  2,006,502
Enbridge Energy Partners L.P.
    5.350%, 12/15/14.............................        1,475  1,482,983
Energy Transfer Partners L.P.
    5.950%, 02/01/15.............................        1,200  1,214,490
EOG Resources, Inc.
    2.950%, 06/01/15.............................        2,440  2,474,972
    2.500%, 02/01/16.............................        6,000  6,126,870
Exelon Corp.
    4.900%, 06/15/15.............................          500    512,741
Express Scripts Holding Co.
    2.100%, 02/12/15.............................        4,000  4,016,124
    3.125%, 05/15/16.............................        1,975  2,044,858
Fifth Third Bancorp
    3.625%, 01/25/16.............................        1,000  1,033,646
Fifth Third Bank
    0.900%, 02/26/16.............................        2,000  2,004,354
Ford Motor Credit Co. LLC
    12.000%, 05/15/15............................        3,500  3,705,415
Freeport-McMoRan, Inc.
    1.400%, 02/13/15.............................        3,996  4,002,362
GATX Corp.
    4.750%, 05/15/15.............................        5,240  5,346,503
Gilead Sciences, Inc.
    2.400%, 12/01/14.............................        3,000  3,004,125
Goldman Sachs Group, Inc. (The)
    3.300%, 05/03/15.............................          600    608,042
    3.625%, 02/07/16.............................        1,000  1,032,075
    6.250%, 09/01/17.............................        3,000  3,362,709
Hartford Financial Services Group, Inc. (The)
    4.000%, 03/30/15.............................        1,400  1,419,058

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Hewlett-Packard Co.
    2.625%, 12/09/14.............................  $      1,000 $1,001,908
    3.000%, 09/15/16.............................         1,000  1,032,813
Hillshire Brands Co. (The)
    2.750%, 09/15/15.............................         1,666  1,691,363
HSBC USA, Inc.
    2.375%, 02/13/15.............................         2,000  2,011,108
John Deere Capital Corp.
    2.000%, 01/13/17.............................         1,500  1,531,618
Johnson Controls, Inc.
    5.500%, 01/15/16.............................         1,282  1,354,242
    2.600%, 12/01/16.............................         3,475  3,587,201
JPMorgan Chase & Co.
    3.700%, 01/20/15.............................         2,800  2,819,298
    3.400%, 06/24/15.............................         1,000  1,018,061
Kellogg Co.
    1.875%, 11/17/16.............................         1,000  1,016,834
    1.750%, 05/17/17.............................         3,000  3,026,157
KeyBank NA
    1.100%, 11/25/16.............................         6,000  6,005,712
KeyCorp
    3.750%, 08/13/15.............................         3,000  3,071,118
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17.............................           830    908,756
Kroger Co. (The)
    2.200%, 01/15/17.............................         1,000  1,020,855
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................         4,000  4,148,224
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................         1,050  1,094,246
Marathon Oil Corp.
    0.900%, 11/01/15.............................         1,140  1,141,108
MetLife, Inc.
    5.000%, 06/15/15.............................           500    513,737
Mondelez International, Inc.
    4.125%, 02/09/16.............................         3,716  3,866,803
Morgan Stanley
    3.800%, 04/29/16.............................         6,000  6,236,688
MUFG Union Bank NA
    3.000%, 06/06/16.............................         1,000  1,030,570
Mylan, Inc.
    1.350%, 11/29/16.............................         6,038  6,052,588
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................         2,722  2,757,155
Omnicom Group, Inc.
    5.900%, 04/15/16.............................         1,750  1,870,265
ONEOK Partners L.P.
    2.000%, 10/01/17.............................         2,820  2,839,994
PepsiCo, Inc.
    0.700%, 08/13/15.............................         5,045  5,057,779
Philip Morris International, Inc.
    2.500%, 05/16/16.............................         2,224  2,286,001
Phillips 66
    2.950%, 05/01/17.............................         5,000  5,192,225

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Pioneer Natural Resources Co.
    6.650%, 03/15/17.............................  $      3,450 $ 3,822,424
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    3.950%, 09/15/15.............................         2,830   2,904,820
PNC Funding Corp.
    4.250%, 09/21/15.............................           600     619,189
PPG Industries, Inc.
    1.900%, 01/15/16.............................         2,050   2,077,935
Progress Energy, Inc.
    5.625%, 01/15/16.............................         2,000   2,112,208
Prudential Financial, Inc.
    3.875%, 01/14/15.............................         1,000   1,006,585
    6.200%, 01/15/15.............................         2,448   2,475,420
Quest Diagnostics, Inc.
    5.450%, 11/01/15.............................         4,000   4,173,856
Reynolds American, Inc.
    1.050%, 10/30/15.............................         4,000   4,007,792
Sherwin-Williams Co. (The)
    3.125%, 12/15/14.............................         1,048   1,051,224
Southern Power Co.
    4.875%, 07/15/15.............................         3,660   3,763,633
Starbucks Corp.
    0.875%, 12/05/16.............................         1,000   1,001,109
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................         4,000   4,157,504
Symantec Corp.
    2.750%, 06/15/17.............................         2,000   2,032,656
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................         2,350   2,356,418
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................         2,250   2,276,615
    2.250%, 08/15/16.............................         2,953   3,013,593
Time Warner Cable, Inc.
    3.500%, 02/01/15.............................         4,000   4,027,472
Time Warner, Inc.
    5.875%, 11/15/16.............................         1,000   1,094,408
Toyota Motor Credit Corp.
    2.000%, 09/15/16.............................        15,819  16,165,626
UnitedHealth Group, Inc.
    1.875%, 11/15/16.............................         1,000   1,020,133
Valero Energy Corp.
    4.500%, 02/01/15.............................           900     908,055
Verizon Communications, Inc.
    0.700%, 11/02/15.............................         3,000   3,002,334
Walgreen Co.
    1.000%, 03/13/15.............................         3,720   3,725,915
Walt Disney Co. (The)
    0.875%, 12/01/14.............................         1,500   1,500,795
    1.125%, 02/15/17.............................         2,000   2,007,256
Wells Fargo & Co.
    1.250%, 02/13/15.............................         1,000   1,002,551
    1.500%, 07/01/15.............................         2,500   2,518,787
    2.625%, 12/15/16.............................         6,000   6,210,660

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         Face
                                                        Amount^    Value+
                                                        -------    ------
                                                         (000)
UNITED STATES -- (Continued)
Western Union Co. (The)
    5.930%, 10/01/16.............................  $      2,348 $  2,552,337
Whirlpool Corp.
    1.350%, 03/01/17.............................         2,000    1,994,372
Whirpool Corp.
    1.650%, 11/01/17.............................         5,000    5,000,955
Williams Partners L.P.
    3.800%, 02/15/15.............................         2,300    2,318,966
Xerox Corp.
    4.250%, 02/15/15.............................         3,500    3,536,302
Yum! Brands, Inc.
    4.250%, 09/15/15.............................         2,485    2,555,437
Zimmer Holdings, Inc.
    1.400%, 11/30/14.............................         1,000    1,000,738
                                                                ------------
TOTAL UNITED STATES..............................                408,374,413
                                                                ------------
TOTAL BONDS......................................                912,214,006
                                                                ------------

AGENCY OBLIGATIONS -- (6.5%)
Federal Home Loan Bank
    2.250%, 09/08/17.............................        10,000   10,323,290
Federal Home Loan Mortgage Corporation
    1.000%, 07/28/17.............................        30,000   30,055,050

                                                           Face
                                                          Amount^     Value+
                                                          -------     ------
                                                           (000)
AGENCY OBLIGATIONS -- (Continued)
Federal National Mortgage Association
      1.375%, 11/15/16.............................  $      5,000 $    5,076,100
      0.750%, 04/20/17.............................        30,000     29,934,030
                                                                  --------------
TOTAL AGENCY OBLIGATIONS...........................                   75,388,470
                                                                  --------------

U.S. TREASURY OBLIGATIONS -- (14.3%)
U.S. Treasury Notes
++^^  0.875%, 12/31/16.............................       113,000    113,670,994
      3.000%, 02/28/17.............................        15,000     15,809,760
      1.000%, 09/15/17.............................        35,000     35,106,645
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS....................                  164,587,399
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,157,311,859)..............................               $1,152,189,875
                                                                  ==============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                Investments in Securities (Market Value)
                                          ---------------------------------------------------
                                            Level 1        Level 2     Level 3      Total
                                          -----------  --------------  ------- --------------
Bonds
  Australia..............................          --  $   76,782,415    --    $   76,782,415
  Canada.................................          --      83,842,867    --        83,842,867
  Finland................................          --      15,425,760    --        15,425,760
  France.................................          --      19,952,275    --        19,952,275
  Germany................................          --      36,466,557    --        36,466,557
  Japan..................................          --      33,703,367    --        33,703,367
  Netherlands............................          --      49,319,459    --        49,319,459
  Norway.................................          --      14,417,893    --        14,417,893
  Supranational Organization Obligations.          --      78,256,898    --        78,256,898
  Sweden.................................          --      32,135,307    --        32,135,307
  Switzerland............................          --       2,182,662    --         2,182,662
  United Kingdom.........................          --      61,354,133    --        61,354,133
  United States..........................          --     408,374,413    --       408,374,413
Agency Obligations.......................          --      75,388,470    --        75,388,470
U.S. Treasury Obligations................          --     164,587,399    --       164,587,399
Swap Agreements**........................          --     (12,499,678)   --       (12,499,678)
Futures Contracts**...................... $(1,217,029)             --    --        (1,217,029)
Forward Currency Contracts**.............          --       1,912,228    --         1,912,228
                                          -----------  --------------    --    --------------
TOTAL.................................... $(1,217,029) $1,141,602,425    --    $1,140,385,396
                                          ===========  ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value................................................................... $  1,152,190
Temporary Cash.........................................................................       29,195
Foreign Currencies at Value............................................................            3
Segregated Cash for Swaps Contracts....................................................        7,316
Cash...................................................................................        8,652
Receivables:
  Investment Securities Sold...........................................................           40
  Interest.............................................................................        8,027
  Fund Shares Sold.....................................................................        6,071
Unrealized Gain on Forward Currency Contracts..........................................        2,157
Prepaid Expenses and Other Assets......................................................           41
                                                                                        ------------
     Total Assets......................................................................    1,213,692
                                                                                        ------------
LIABILITIES:
Payables:
  Investment Securities Purchased......................................................        5,000
  Fund Shares Redeemed.................................................................        1,180
  Due to Advisor.......................................................................          297
  Futures Margin Variation.............................................................          196
Unrealized Loss on Swap Contracts......................................................       12,500
Unrealized Loss on Forward Currency Contracts..........................................          245
Accrued Expenses and Other Liabilities.................................................           83
                                                                                        ------------
     Total Liabilities.................................................................       19,501
                                                                                        ------------
NET ASSETS............................................................................. $  1,194,191
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  149,317,618
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       8.00
                                                                                        ============
Investments at Cost.................................................................... $  1,157,312
                                                                                        ============
Foreign Currencies at Cost............................................................. $          3
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $  1,204,372
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        5,939
Accumulated Net Realized Gain (Loss)...................................................          903
Net Unrealized Foreign Exchange Gain (Loss)............................................        1,816
Net Unrealized Appreciation (Depreciation).............................................      (18,839)
                                                                                        ------------
NET ASSETS............................................................................. $  1,194,191
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

Investment Income
  Interest.......................................................................................... $  9,845
                                                                                                     --------
     Total Investment Income........................................................................    9,845
                                                                                                     --------
Expenses
  Investment Advisory Services Fees.................................................................    3,648
  Accounting & Transfer Agent Fees..................................................................       61
  Custodian Fees....................................................................................       39
  Filing Fees.......................................................................................      133
  Shareholders' Reports.............................................................................       48
  Directors'/Trustees' Fees & Expenses..............................................................        7
  Professional Fees.................................................................................       30
  Other.............................................................................................        9
                                                                                                     --------
     Total Expenses.................................................................................    3,975
                                                                                                     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).     (640)
  Fees Paid Indirectly..............................................................................      (12)
                                                                                                     --------
  Net Expenses......................................................................................    3,323
                                                                                                     --------
  Net Investment Income (Loss)......................................................................    6,522
                                                                                                     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:......................................................................
    Investment Securities Sold......................................................................    2,967
    Futures.........................................................................................   (2,034)
    Swap Contracts..................................................................................  (49,078)
    Foreign Currency Transactions...................................................................    2,905
  Change in Unrealized Appreciation (Depreciation) of:..............................................
    Investment Securities and Foreign Currency......................................................   (7,904)
    Futures.........................................................................................     (649)
    Swap Contracts..................................................................................   (6,914)
    Translation of Foreign Currency Denominated Amounts.............................................    2,590
                                                                                                     --------
  Net Realized and Unrealized Gain (Loss)...........................................................  (58,117)
                                                                                                     --------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $(51,595)
                                                                                                     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                           Year        Year
                                                                                          Ended       Ended
                                                                                         Oct. 31,    Oct. 31,
                                                                                           2014        2013
                                                                                        ----------  ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $    6,522  $   4,128
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................      2,967        952
    Futures............................................................................     (2,034)    (1,683)
    Swap Contracts.....................................................................    (49,078)   (68,369)
    Foreign Currency Transactions......................................................      2,905     (1,229)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................     (7,904)        75
    Futures............................................................................       (649)      (717)
    Swap Contracts.....................................................................     (6,914)    (6,861)
    Translation of Foreign Currency Denominated Amounts................................      2,590        715
                                                                                        ----------  ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................    (51,595)   (72,989)
                                                                                        ----------  ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................     (4,154)    (2,493)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................       (379)      (472)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................       (474)      (472)
                                                                                        ----------  ---------
     Total Distributions...............................................................     (5,007)    (3,437)
                                                                                        ----------  ---------
Capital Share Transactions (1):
  Shares Issued........................................................................    761,756    552,864
  Shares Issued in Lieu of Cash Distributions..........................................      4,915      3,267
  Shares Redeemed......................................................................   (302,192)  (151,470)
                                                                                        ----------  ---------
     Net Increase (Decrease) from Capital Share Transactions...........................    464,479    404,661
                                                                                        ----------  ---------
     Total Increase (Decrease) in Net Assets...........................................    407,877    328,235
Net Assets
  Beginning of Year....................................................................    786,314    458,079
                                                                                        ----------  ---------
  End of Year.......................................................................... $1,194,191  $ 786,314
                                                                                        ==========  =========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     90,096     63,019
  Shares Issued in Lieu of Cash Distributions..........................................        566        366
  Shares Redeemed......................................................................    (36,041)   (17,417)
                                                                                        ----------  ---------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     54,621     45,968
                                                                                        ==========  =========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $    5,939  $   1,500

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    Year        Year       Year
                                                                                   Ended       Ended      Ended
                                                                                  Oct. 31,    Oct. 31,   Oct. 31,
                                                                                    2014        2013       2012
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................... $     8.30   $   9.40   $   9.77
                                                                                ----------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................................       0.06       0.06       0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)...................      (0.31)     (1.10)     (0.37)
                                                                                ----------   --------   --------
   Total from Investment Operations............................................      (0.25)     (1.04)     (0.30)
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................................      (0.04)     (0.04)     (0.06)
  Net Realized Gains...........................................................      (0.01)     (0.02)     (0.01)
                                                                                ----------   --------   --------
   Total Distributions.........................................................      (0.05)     (0.06)     (0.07)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................................. $     8.00   $   8.30   $   9.40
=============================================================================== ==========   ========   ========
Total Return...................................................................      (3.08)%   (11.15)%    (3.08)%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................................... $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets........................................       0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)...................................................................       0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net Assets...........................       0.65%      0.66%      0.79%
Portfolio Turnover Rate........................................................        104%        64%        69%
-------------------------------------------------------------------------------------------------------------------

                                                                                    Period
                                                                                Nov. 9, 2010(a)
                                                                                  to Oct. 31,
                                                                                     2011
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...........................................    $  10.00
                                                                                   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................................        0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)...................       (0.27)
                                                                                   --------
   Total from Investment Operations............................................       (0.20)
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................................       (0.03)
  Net Realized Gains...........................................................          --
                                                                                   --------
   Total Distributions.........................................................       (0.03)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................................    $   9.77
=============================================================================== ===============
Total Return...................................................................       (2.02)%(D)
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..........................................    $230,781
Ratio of Expenses to Average Net Assets........................................        0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)...................................................................        0.53%(C)(E)
Ratio of Net Investment Income to Average Net Assets...........................        0.64%(C)(E)
Portfolio Turnover Rate........................................................          50%(D)
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2014, the Portfolio held a $243,966,964 investment in the Subsidiary, representing 20.10% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the year ended October 31, 2014, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2014, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2014, approximately $640 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.    $12

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $262 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $8

F. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. Government    Other Investment
                                          Securities         Securities
                                      ------------------ -------------------
                                      Purchases  Sales   Purchases   Sales
                                      --------- -------- ---------- --------
    DFA Commodity Strategy Portfolio. $212,151  $458,903 $1,165,997 $516,202

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(48,297)        $2,071        $46,226

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                  Net Investment
                                    Income and
                                    Short-Term     Long-Term   Tax Exempt
                                  Capital Gains  Capital Gains   Income   Total
                                  -------------- ------------- ---------- ------
DFA Commodity Strategy Portfolio
2013.............................     $2,965         $472          --     $3,437
2014.............................      4,533          474          --      5,007

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                          Income and
                                          Short-Term     Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $705           $57      $762

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                              Total Net
                                  Net Investment                                           Distributable
                                    Income and   Undistributed                Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                  -------------- ------------- ------------ -------------- -------------
DFA Commodity Strategy Portfolio.     $7,964         $889           --         $(18,924)     $(10,071)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            Net
                                                                         Unrealized
                                   Federal    Unrealized   Unrealized   Appreciation
                                   Tax Cost  Appreciation Depreciation (Depreciation)
                                  ---------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,157,312    $1,471      $(6,593)      $(5,122)

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   At October 31, 2014, the Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Commodity Strategy Portfolio*

                                                                   Unrealized
                                                        Value at     Foreign
 Settlement Currency                         Contract  October 31,  Exchange
    Date    Amount**        Currency          Amount      2014     Gain (Loss)
 ---------- -------- -------------------    ---------  ----------- -----------
  11/25/14   (7,100) Canadian Dollar (1)    $  (6,307)  $  (6,296)   $   11
  11/14/14  (11,269) New Zealand Dollar (2)    (8,907)     (8,776)      131
  11/03/14   47,418  UK Pound Sterling (3)     75,972      75,855      (117)
  11/03/14  (47,418) UK Pound Sterling (1)    (76,835)    (75,855)      980
  11/04/14   55,373  UK Pound Sterling (1)     88,453      88,580       127
  11/04/14  (55,373) UK Pound Sterling (1)    (89,372)    (88,580)      792
  12/03/14  (47,748) UK Pound Sterling (3)    (76,480)    (76,364)      116
  12/04/14  (55,464) UK Pound Sterling (1)    (88,577)    (88,705)     (128)
                                            ---------   ---------    ------
                                            $(182,053)  $(180,141)   $1,912
                                            =========   =========    ======

Counterparties:

(1)Citibank, N.A.

(2)Bank of America Corp.

(3)State Street Bank and Trust

* During the year ended October 31, 2014, the Portfolio's average contract amount of forward currency contracts was $226,502 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap) or, in some instances, must be transacted through an futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because uncleared swaps are two-party contracts and may have terms of greater than seven days, these swap agreements may be considered to be illiquid. In addition, because uncleared swaps are not traded on exchanges, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make or receive.

   Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. Among other risks, there is a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position in a swap contract.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2014, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                Expiration Number of  Contract  Unrealized
    Description                    Date    Contracts*  Amount   Gain (Loss)
    -----------                 ---------- ---------- --------  -----------
    Brent Crude Oil Futures....  02/12/15       54    $  4,719    $    12
    CBT Wheat Futures..........  03/13/15       98       2,674         20
    Coffee 'C' Futures.........  03/19/15       47       3,389        (33)
    Copper Futures.............  03/27/15       79       6,002        (73)
    Corn Futures...............  03/13/15      300       5,839         82
    Cotton No.2 Futures........  03/09/15       33       1,038          9
    Gasoline RBOB Futures......  12/31/14       28       2,523       (132)
    Gold 100 oz Futures........  02/25/15       83       9,731       (479)
    KCB Wheat Futures..........  03/13/15       33         988         (8)
    LME Nickel Futures.........  01/19/15       46       4,355       (253)
    LME Nickel Futures.........  11/19/14       46       4,342       (807)
    LME Nickel Futures.........  01/19/15      (24)     (2,272)        51
    LME Nickel Futures.........  11/19/14      (46)     (4,342)       630
    LME Prime Aluminum Futures.  11/19/14      196      10,117        230
    LME Prime Aluminum Futures.  01/19/15      193       9,878        462
    LME Prime Aluminum Futures.  01/19/15     (101)     (5,169)      (308)
    LME Prime Aluminum Futures.  11/19/14     (196)    (10,116)      (284)
    LME Zinc Futures...........  01/19/15       83       4,796         57
    LME Zinc Futures...........  11/19/14       83       4,794        (56)
    LME Zinc Futures...........  01/19/15      (43)     (2,485)       (44)
    LME Zinc Futures...........  11/19/14      (83)     (4,794)         3
    Lean Hogs Futures..........  02/13/15       49       1,726        (23)
    Live Cattle Futures........  02/27/15       53       3,521        (31)
    NY Harbor ULSD Futures.....  12/31/14       27       2,843        (73)
    Natural Gas Futures........  12/29/14      197       7,799       (211)
    Silver Futures.............  03/27/15       37       2,990       (203)
    Soybean Futures............  01/14/15       79       4,145        373
    Soybean Meal Futures.......  01/14/15       57       2,090        297
    Soybean Oil Futures........  01/14/15      110       2,311        126
    Sugar #11 Futures..........  02/27/15      195       3,503       (139)
    WTI Crude Futures..........  12/19/14       80       6,434       (412)
                                                      --------    -------
                                                      $ 83,369    $(1,217)
                                                      ========    =======

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2014 the Subsidiary's average notional contract amount of outstanding futures contracts was $72,751 (in thousands).

   At October 31, 2014, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                         Unrealized
                                 Commodity Expiration       Notional    Appreciation
Counterparty                     Exposure     Date          Amount*    (Depreciation)
------------                     --------- ----------     -----------  --------------
Bank of America.................   Index**  12/31/14  USD $   (90,558)    $ (1,024)
Citibank, N.A...................   Index**  12/31/14  USD    (216,371)      (2,422)
Credit Suisse...................   Index**  11/25/14  USD     (95,104)      (1,068)
Credit Suisse...................   Index**  11/25/14  USD    (200,339)      (2,250)
Deutsche Bank AG, London Branch.   Index**  11/25/14  USD    (240,817)      (2,706)
UBS AG..........................   Index**  01/30/15  USD    (270,642)      (3,030)
                                                          -----------     --------
                                                          $(1,113,831)    $(12,500)
                                                          ===========     ========

* During the year ended October 31, 2014 the Subsidiary's average notional value of outstanding swap contracts was $1,037,960 (in thousands).

**Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total
  Return.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2014:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Commodity Futures                                    Payables: Futures Margin
   Contracts                                            Variation

 Foreign Exchange          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Commodity Swap Contracts                             Unrealized Loss on Swap
                                                        Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2014 (amounts in thousands):

                                                               Asset Derivatives Value
                                                            -----------------------------
                                             Total Value     Foreign  Commodity  Commodity
                                                  at        Exchange   Futures     Swap
                                           October 31, 2014 Contracts Contracts  Contracts
-                                          ---------------- --------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD..     $  4,509      $2,157    $ 2,352*        --

                                                             Liability Derivatives Value
-                                                           -----------------------------
                                             Total Value     Foreign  Commodity  Commodity
                                                  at        Exchange   Futures     Swap
                                           October 31, 2014 Contracts Contracts  Contracts
-                                          ---------------- --------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD..     $(16,314)     $ (245)   $(3,569)* $(12,500)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2014:

Derivative Type              Location of Gain (Loss) on Derivatives Recognized in Income
---------------              -----------------------------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of: Futures
Foreign Exchange Contracts   Net Realized Gain (Loss) on: Foreign Currency Transactions
                               Change in Unrealized Appreciation (Depreciation) of:
                               Translation of Foreign Currency Denominated Amounts
Commodity Swap Contracts     Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2014 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                           --------------------------------------
                                                      Foreign  Commodity Commodity
                                                     Exchange   Futures    Swap
                                             Total   Contracts Contracts Contracts
                                           --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.. $(48,117)  $2,995    $(2,034) $(49,078)


                                                    Change in Unrealized
                                               Appreciation (Depreciation) on
                                              Derivatives Recognized in Income
                                           -------------------------------------
                                                     Foreign  Commodity Commodity
                                                    Exchange   Futures    Swap
                                            Total   Contracts Contracts Contracts
                                           -------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.. $(4,866)  $2,697     $(649)   $(6,914)

Offsetting of Derivative Assets and Derivative Liabilities

   The Portfolios are subject to master netting agreements ("MNA") with certain counterparties which govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA's are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA's contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2014 (Amounts in thousands):

                                             Gross Amounts Not Offset                           Gross Amounts Not Offset
                                                in the Consolidated                                in the Consolidated
                                             Statements of Assets and                           Statements of Assets and
                                                    Liabilities                                        Liabilities
                                    Gross    -------------------------               Gross      ------------------------
                                  Amounts of                   Cash                Amounts of                     Cash
                                  Recognized   Financial    Collateral    Net      Recognized     Financial    Collateral
Description                       Assets(a)  Instruments(b)  Received  Amount(c) Liabilities(a) Instruments(d)  Pledged
-----------                       ---------- -------------- ---------- --------- -------------- -------------- ----------
                                                      Assets                                        Liabilities
                                  ---------------------------------------------- ----------------------------------------
DFA Commodity Strategy Portfolio
Forward Currency Contracts.......   $2,157       $(245)         --      $1,912      $   245        $  (245)          --
Swap Contracts...................       --          --          --          --       12,500         (5,184)(f)   (7,316)






                                     Net
Description                       Amount(e)
-----------                       ---------

                                  ----------
DFA Commodity Strategy Portfolio
Forward Currency Contracts.......    --
Swap Contracts...................    --

(a)No amounts have been netted against the gross amounts recognized in the Consolidated Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities as well as pledged non-cash collateral.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral received is greater than the amount shown here due to overcollateralization.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2014.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At October 31, 2014, three shareholders held 85% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
April 30, 2008-October 31, 2014

                                    [CHART]

                   DFA International Value    MSCI World ex USA Index
                    Portfolio - Class R2            (net div.)
                   -----------------------    ------------------------
 4/30/2008              $10,000                     $10,000
 5/31/2008               10,000                      10,152
 6/30/2008                9,006                       9,362
 7/31/2008                8,752                       9,029
 8/31/2008                8,381                       8,680
 9/30/2008                7,404                       7,427
10/31/2008                5,537                       5,882
11/30/2008                5,194                       5,563
12/31/2008                5,594                       5,856
 1/31/2009                4,819                       5,310
 2/28/2009                4,220                       4,772
 3/31/2009                4,686                       5,087
 4/30/2009                5,539                       5,743
 5/31/2009                6,361                       6,469
 6/30/2009                6,268                       6,402
 7/31/2009                7,007                       7,003
 8/31/2009                7,404                       7,339
 9/30/2009                7,789                       7,641
10/31/2009                7,467                       7,519
11/30/2009                7,685                       7,705
12/31/2009                7,769                       7,828
 1/31/2010                7,316                       7,461
 2/28/2010                7,340                       7,453
 3/31/2010                7,920                       7,933
 4/30/2010                7,781                       7,815
 5/31/2010                6,874                       6,952
 6/30/2010                6,751                       6,852
 7/31/2010                7,584                       7,485
 8/31/2010                7,209                       7,261
 9/30/2010                7,990                       7,958
10/31/2010                8,259                       8,241
11/30/2010                7,836                       7,892
12/31/2010                8,567                       8,528
 1/31/2011                8,931                       8,712
 2/28/2011                9,224                       9,035
 3/31/2011                8,966                       8,854
 4/30/2011                9,443                       9,336
 5/31/2011                9,097                       9,059
 6/30/2011                8,968                       8,930
 7/31/2011                8,679                       8,783
 8/31/2011                7,744                       8,040
 9/30/2011                6,896                       7,233
10/31/2011                7,555                       7,936
11/30/2011                7,306                       7,569
12/31/2011                7,106                       7,487
 1/31/2012                7,579                       7,891
 2/29/2012                7,974                       8,325
 3/31/2012                7,907                       8,263
 4/30/2012                7,622                       8,123
 5/31/2012                6,676                       7,197
 6/30/2012                7,146                       7,669
 7/31/2012                7,112                       7,764
 8/31/2012                7,407                       7,986
 9/30/2012                7,665                       8,228
10/31/2012                7,759                       8,286
11/30/2012                7,877                       8,460
12/31/2012                8,263                       8,716
 1/31/2013                8,646                       9,144
 2/28/2013                8,382                       9,053
 3/31/2013                8,408                       9,125
 4/30/2013                8,817                       9,541
 5/31/2013                8,707                       9,327
 6/30/2013                8,400                       8,978
 7/31/2013                8,968                       9,455
 8/31/2013                8,902                       9,333
 9/30/2013                9,570                       9,993
10/31/2013                9,901                      10,328
11/30/2013                9,931                      10,391
12/31/2013               10,149                      10,548
 1/31/2014                9,775                      10,122
 2/28/2014               10,328                      10,675
 3/31/2014               10,249                      10,627
 4/30/2014               10,420                      10,794
 5/31/2014               10,529                      10,961
 6/30/2014               10,661                      11,117
 7/31/2014               10,419                      10,919
 8/31/2014               10,419                      10,927
 9/30/2014                9,956                      10,479
10/31/2014                9,782                      10,312                  Past performance is not predictive of
                                                                             future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual         One        Five         Since               would pay on fund distributions or the
          Total Return           Year       Years      Inception             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                -1.21%      5.55%       -0.34%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                   DFA International Value         MSCI World ex USA Index
                Portfolio-Institutional Class            (net div.)
                -----------------------------     -----------------------
10/31/2004             $10,000                            $10,000
11/30/2004              10,737                             10,665
12/31/2004              11,272                             11,116
 1/31/2005              11,155                             10,897
 2/28/2005              11,595                             11,382
 3/31/2005              11,305                             11,123
 4/30/2005              10,961                             10,840
 5/31/2005              10,975                             10,859
 6/30/2005              11,147                             11,037
 7/31/2005              11,643                             11,393
 8/31/2005              12,027                             11,708
 9/30/2005              12,363                             12,242
10/31/2005              12,173                             11,847
11/30/2005              12,391                             12,160
12/31/2005              12,993                             12,724
 1/31/2006              13,878                             13,529
 2/28/2006              14,008                             13,483
 3/31/2006              14,598                             13,911
 4/30/2006              15,332                             14,576
 5/31/2006              14,713                             14,022
 6/30/2006              14,612                             14,004
 7/31/2006              14,839                             14,136
 8/31/2006              15,343                             14,537
 9/30/2006              15,557                             14,526
10/31/2006              16,244                             15,100
11/30/2006              16,776                             15,549
12/31/2006              17,429                             15,995
 1/31/2007              17,753                             16,093
 2/28/2007              17,738                             16,222
 3/31/2007              18,307                             16,637
 4/30/2007              19,227                             17,394
 5/31/2007              19,883                             17,781
 6/30/2007              19,737                             17,798
 7/31/2007              19,186                             17,552
 8/31/2007              18,964                             17,298
 9/30/2007              19,951                             18,281
10/31/2007              20,913                             19,076
11/30/2007              19,643                             18,330
12/31/2007              19,215                             17,985
 1/31/2008              17,658                             16,364
 2/29/2008              17,429                             16,660
 3/31/2008              17,639                             16,422
 4/30/2008              18,422                             17,335
 5/31/2008              18,430                             17,598
 6/30/2008              16,600                             16,230
 7/31/2008              16,130                             15,652
 8/31/2008              15,450                             15,047
 9/30/2008              13,646                             12,874
10/31/2008              10,223                             10,196
11/30/2008               9,595                              9,643
12/31/2008              10,312                             10,152
 1/31/2009               8,892                              9,204
 2/28/2009               7,800                              8,273
 3/31/2009               8,647                              8,818
 4/30/2009              10,235                              9,955
 5/31/2009              11,757                             11,214
 6/30/2009              11,581                             11,098
 7/31/2009              12,951                             12,140
 8/31/2009              13,686                             12,722
 9/30/2009              14,390                             13,247
10/31/2009              13,811                             13,034
11/30/2009              14,214                             13,356
12/31/2009              14,381                             13,569
 1/31/2010              13,546                             12,933
 2/28/2010              13,588                             12,920
 3/31/2010              14,671                             13,752
 4/30/2010              14,418                             13,547
 5/31/2010              12,721                             12,052
 6/30/2010              12,500                             11,878
 7/31/2010              14,059                             12,976
 8/31/2010              13,365                             12,588
 9/30/2010              14,797                             13,795
10/31/2010              15,322                             14,287
11/30/2010              14,539                             13,682
12/31/2010              15,901                             14,783
 1/31/2011              16,576                             15,102
 2/28/2011              17,121                             15,662
 3/31/2011              16,649                             15,348
 4/30/2011              17,533                             16,184
 5/31/2011              16,900                             15,704
 6/30/2011              16,664                             15,480
 7/31/2011              16,126                             15,225
 8/31/2011              14,397                             13,938
 9/30/2011              12,821                             12,538
10/31/2011              14,038                             13,758
11/30/2011              13,585                             13,122
12/31/2011              13,222                             12,979
 1/31/2012              14,110                             13,679
 2/29/2012              14,837                             14,431
 3/31/2012              14,721                             14,325
 4/30/2012              14,191                             14,081
 5/31/2012              12,438                             12,476
 6/30/2012              13,314                             13,294
 7/31/2012              13,259                             13,459
 8/31/2012              13,800                             13,843
 9/30/2012              14,290                             14,263
10/31/2012              14,474                             14,363
11/30/2012              14,695                             14,665
12/31/2012              15,418                             15,109
 1/31/2013              16,133                             15,852
 2/28/2013              15,650                             15,694
 3/31/2013              15,696                             15,818
 4/30/2013              16,469                             16,539
 5/31/2013              16,264                             16,168
 6/30/2013              15,690                             15,563
 7/31/2013              16,762                             16,391
 8/31/2013              16,638                             16,180
 9/30/2013              17,893                             17,323
10/31/2013              18,512                             17,904
11/30/2013              18,579                             18,014
12/31/2013              18,982                             18,285
 1/31/2014              18,283                             17,547
 2/28/2014              19,327                             18,505
 3/31/2014              19,187                             18,422
 4/30/2014              19,508                             18,712
 5/31/2014              19,722                             19,002
 6/30/2014              19,960                             19,272
 7/31/2014              19,515                             18,928
 8/31/2014              19,515                             18,943
 9/30/2014              18,661                             18,165
10/31/2014              18,333                             17,877               Past performance is not predictive of
                                                                                future performance.
                                                                                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
           Average Annual          One          Five         Ten                would pay on fund distributions or the
           Total Return            Year         Years       Years               redemption of fund shares.
           -------------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                  -0.97%        5.83%       6.25%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
October 31, 2004-October 31, 2014

                        [CHART]

               U.S. Large Company
                    Portfolio        S&P 500 Index
               ------------------    -------------
10/31/2004           $10,000            $10,000
11/30/2004            10,406             10,405
12/31/2004            10,758             10,759
 1/31/2005            10,496             10,496
 2/28/2005            10,724             10,717
 3/31/2005            10,530             10,527
 4/30/2005            10,336             10,328
 5/31/2005            10,656             10,656
 6/30/2005            10,675             10,672
 7/31/2005            11,075             11,069
 8/31/2005            10,972             10,968
 9/30/2005            11,060             11,056
10/31/2005            10,876             10,872
11/30/2005            11,290             11,283
12/31/2005            11,293             11,287
 1/31/2006            11,594             11,586
 2/28/2006            11,617             11,618
 3/31/2006            11,763             11,762
 4/30/2006            11,926             11,920
 5/31/2006            11,578             11,577
 6/30/2006            11,600             11,593
 7/31/2006            11,670             11,664
 8/31/2006            11,950             11,942
 9/30/2006            12,251             12,250
10/31/2006            12,650             12,649
11/30/2006            12,884             12,889
12/31/2006            13,069             13,070
 1/31/2007            13,269             13,268
 2/28/2007            13,010             13,008
 3/31/2007            13,147             13,154
 4/30/2007            13,738             13,737
 5/31/2007            14,211             14,216
 6/30/2007            13,982             13,980
 7/31/2007            13,542             13,546
 8/31/2007            13,744             13,749
 9/30/2007            14,259             14,264
10/31/2007            14,486             14,490
11/30/2007            13,877             13,885
12/31/2007            13,790             13,788
 1/31/2008            12,961             12,961
 2/29/2008            12,541             12,540
 3/31/2008            12,494             12,486
 4/30/2008            13,096             13,094
 5/31/2008            13,265             13,264
 6/30/2008            12,152             12,146
 7/31/2008            12,056             12,044
 8/31/2008            12,225             12,218
 9/30/2008            11,149             11,129
10/31/2008             9,284              9,260
11/30/2008             8,626              8,596
12/31/2008             8,721              8,687
 1/31/2009             7,994              7,955
 2/28/2009             7,144              7,108
 3/31/2009             7,771              7,730
 4/30/2009             8,515              8,470
 5/31/2009             8,998              8,944
 6/30/2009             9,009              8,962
 7/31/2009             9,695              9,640
 8/31/2009            10,043             9,988
 9/30/2009            10,420             10,360
10/31/2009            10,219             10,168
11/30/2009            10,833             10,778
12/31/2009            11,042             10,986
 1/31/2010            10,652             10,591
 2/28/2010            10,979             10,919
 3/31/2010            11,644             11,578
 4/30/2010            11,821             11,760
 5/31/2010            10,873             10,821
 6/30/2010            10,305             10,255
 7/31/2010            11,027             10,973
 8/31/2010            10,533             10,478
 9/30/2010            11,469             11,413
10/31/2010            11,903             11,847
11/30/2010            11,903             11,849
12/31/2010            12,698             12,641
 1/31/2011            13,006             12,940
 2/28/2011            13,442             13,384
 3/31/2011            13,458             13,389
 4/30/2011            13,844             13,786
 5/31/2011            13,689             13,629
 6/30/2011            13,457             13,402
 7/31/2011            13,186             13,130
 8/31/2011            12,475             12,417
 9/30/2011            11,592             11,544
10/31/2011            12,865             12,805
11/30/2011            12,826             12,777
12/31/2011            12,965             12,908
 1/31/2012            13,541             13,486
 2/29/2012            14,118             14,069
 3/31/2012            14,590             14,532
 4/30/2012            14,499             14,441
 5/31/2012            13,619             13,573
 6/30/2012            14,182             14,132
 7/31/2012            14,380             14,329
 8/31/2012            14,697             14,652
 9/30/2012            15,076             15,030
10/31/2012            14,797             14,753
11/30/2012            14,890             14,838
12/31/2012            15,016             14,973
 1/31/2013            15,793             15,749
 2/28/2013            16,007             15,963
 3/31/2013            16,608             16,561
 4/30/2013            16,930             16,881
 5/31/2013            17,320             17,275
 6/30/2013            17,094             17,043
 7/31/2013            17,957             17,911
 8/31/2013            17,431             17,392
 9/30/2013            17,980             17,937
10/31/2013            18,807             18,762
11/30/2013            19,377             19,334
12/31/2013            19,871             19,823
 1/31/2014            19,175             19,138
 2/28/2014            20,062             20,013
 3/31/2014            20,225             20,181
 4/30/2014            20,376             20,331
 5/31/2014            20,842             20,808
 6/30/2014            21,271             21,238
 7/31/2014            20,982             20,945
 8/31/2014            21,821             21,783
 9/30/2014            21,511             21,477
10/31/2014            22,036             22,002                  Past performance is not predictive of
                                                                 future performance.
                                                                 The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        Average Annual       One       Five        Ten           would pay on fund distributions or the
        Total Return         Year      Years      Years          redemption of fund shares.
        ----------------------------------------------------     The S&P data are provided by
                            17.17%     16.61%     8.22%          Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2014

   Performance of non-US developed markets was generally negative for the period. Only large cap growth stocks had positive returns. As measured by the MSCI world ex USA indices, large cap stocks outperformed small cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -0.15%
           MSCI World ex USA Small Cap Index.         -2.14%
           MSCI World ex USA Value Index.....         -0.62%
           MSCI World ex USA Growth Index....          0.31%

   During the period, the U.S. dollar (USD) appreciated against developed markets currencies, detracting from USD-denominated returns of non-US securities in developed markets.

                           12 Months Ended October 31, 2014
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.55%             0.12%
                  Japan.............................    13.47%            -0.70%
                  Canada............................    12.71%             4.26%
                  France............................     1.34%            -6.61%
                  Switzerland.......................     9.61%             3.13%
                  Germany...........................     2.52%            -5.52%
                  Australia.........................     6.74%            -0.92%
                  Spain.............................    10.44%             1.78%
                  Hong Kong.........................    10.24%            10.21%
                  Sweden............................    13.18%            -1.03%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

   Emerging markets generally had stronger performance over the period than developed markets with positive returns in each market segment except large cap value. As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........          0.64%
         MSCI Emerging Markets Small Cap Index.          3.18%
         MSCI Emerging Markets Value Index.....         -0.63%
         MSCI Emerging Markets Growth Index....          1.89%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, particularly those in Eastern Europe, decreasing USD denominated returns in emerging markets.

                      12 Months Ended October 31, 2014
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................     6.44%             6.41%
              Korea........................    -6.24%            -6.94%
              Taiwan.......................    13.99%            10.11%
              Brazil.......................    -0.30%            -9.65%
              South Africa.................    17.13%             6.09%
              India........................    29.27%            29.39%
              Mexico.......................    10.96%             6.98%
              Russia.......................    -4.56%           -24.40%
              Malaysia.....................     3.85%            -0.37%
              Indonesia....................    17.88%             9.95%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Portfolio Performance Overview

DFA International Value Portfolio

   The DFA International Value Portfolio is designed to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 550 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2014, total returns were -1.21% for the Portfolio's Class R2 shares, -0.97% for the Portfolio's Institutional Class shares, and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to value stocks. Value stocks, particularly those in Canada, generally underperformed the Index, which detracted from the Portfolio's relative performance.

U.S. Equity Market Review   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index/SM/......... 20.69%

Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

U.S. Large Company Portfolio

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, the total return was 17.17% for the Portfolio and 17.27% for the S&P 500(R) Index. The Portfolio's return is net of fees and expenses. The impact of fees and expenses was primarily responsible for the performance difference.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended October 31, 2014
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/14  10/31/14    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $  938.70    0.68%    $3.32
   Institutional Class Shares......... $1,000.00 $  939.80    0.43%    $2.10
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.78    0.68%    $3.47
   Institutional Class Shares......... $1,000.00 $1,023.04    0.43%    $2.19

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/14  10/31/14    Ratio*   Period*
                                    --------- --------- ---------- --------

     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,081.50    0.08%    $0.42
     Hypothetical 5% Annual Return. $1,000.00 $1,024.80    0.08%    $0.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. Large Company Portfolio
              Consumer Discretionary.......................  11.7%
              Consumer Staples.............................   9.6%
              Energy.......................................   9.2%
              Financials...................................  14.1%
              Health Care..................................  14.3%
              Industrials..................................  10.4%
              Information Technology.......................  19.5%
              Materials....................................   3.3%
              Real Estate Investment Trusts................   2.3%
              Telecommunication Services...................   2.4%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014


                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The DFA International Value Series of The DFA
    Investment Trust Company.................................. $6,992,010,787
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $6,241,548,980)........................................ $6,992,010,787
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (94.3%)
 Consumer Discretionary -- (11.0%)
 *   Amazon.com, Inc...................   119,627 $ 36,541,263            0.6%
     Comcast Corp. Class A.............   817,188   45,231,356            0.8%
     Home Depot, Inc. (The)............   424,972   41,443,269            0.7%
     McDonald's Corp...................   310,042   29,060,237            0.5%
     Walt Disney Co. (The).............   498,635   45,565,266            0.8%
     Other Securities..................            462,380,792            8.2%
                                                  ------------           -----
 Total Consumer Discretionary..........            660,222,183           11.6%
                                                  ------------           -----
 Consumer Staples -- (9.1%)
     Altria Group, Inc.................   626,269   30,273,843            0.5%
     Coca-Cola Co. (The)............... 1,246,361   52,197,599            0.9%
     CVS Health Corp...................   365,676   31,378,658            0.5%
     PepsiCo, Inc......................   475,765   45,754,320            0.8%
     Philip Morris International, Inc..   493,239   43,903,203            0.8%
     Procter & Gamble Co. (The)........   854,935   74,610,177            1.3%
     Wal-Mart Stores, Inc..............   498,575   38,026,315            0.7%
     Other Securities..................            229,904,226            4.1%
                                                  ------------           -----
 Total Consumer Staples................            546,048,341            9.6%
                                                  ------------           -----
 Energy -- (8.7%)
     Chevron Corp......................   599,583   71,919,981            1.3%
     ConocoPhillips....................   388,233   28,011,011            0.5%
     Exxon Mobil Corp.................. 1,346,567  130,226,495            2.3%
     Schlumberger, Ltd.................   409,347   40,386,175            0.7%
     Other Securities..................            249,849,733            4.4%
                                                  ------------           -----
 Total Energy..........................            520,393,395            9.2%
                                                  ------------           -----
 Financials -- (13.3%)
     American Express Co...............   284,188   25,562,711            0.5%
     Bank of America Corp.............. 3,320,301   56,976,365            1.0%
 *   Berkshire Hathaway, Inc. Class B..   575,615   80,678,198            1.4%
     Citigroup, Inc....................   957,275   51,242,931            0.9%
     JPMorgan Chase & Co............... 1,187,616   71,827,016            1.3%
     Wells Fargo & Co.................. 1,499,982   79,634,044            1.4%
     Other Securities..................            433,133,681            7.6%
                                                  ------------           -----
 Total Financials......................            799,054,946           14.1%
                                                  ------------           -----
 Health Care -- (13.5%)
     AbbVie, Inc.......................   502,575   31,893,410            0.6%
     Amgen, Inc........................   239,844   38,897,900            0.7%
     Bristol-Myers Squibb Co...........   523,480   30,461,301            0.5%
 *   Celgene Corp......................   252,443   27,034,121            0.5%
 *   Gilead Sciences, Inc..............   477,306   53,458,272            0.9%
     Johnson & Johnson.................   890,499   95,977,982            1.7%
     Merck & Co., Inc..................   910,816   52,772,679            0.9%
     Pfizer, Inc....................... 2,002,113   59,963,284            1.1%
     UnitedHealth Group, Inc...........   306,788   29,147,928            0.5%
     Other Securities..................            389,334,935            6.9%
                                                  ------------           -----
 Total Health Care.....................            808,941,812           14.3%
                                                  ------------           -----
 Industrials -- (9.8%)
     3M Co.............................   204,595   31,460,573            0.5%
     Boeing Co. (The)..................   211,605   26,431,581            0.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co................................  3,168,182 $   81,770,777            1.4%
      Union Pacific Corp.................................    283,361     32,997,388            0.6%
      United Technologies Corp...........................    268,630     28,743,410            0.5%
      Other Securities...................................               387,881,602            6.9%
                                                                     --------------          ------
Total Industrials........................................               589,285,331           10.4%
                                                                     --------------          ------
Information Technology -- (18.4%)
      Apple, Inc.........................................  1,890,655    204,190,740            3.6%
      Cisco Systems, Inc.................................  1,610,062     39,398,217            0.7%
*     Facebook, Inc. Class A.............................    657,792     49,327,822            0.9%
*     Google, Inc. Class A...............................     89,703     50,939,643            0.9%
*     Google, Inc. Class C...............................     89,695     50,146,681            0.9%
      Intel Corp.........................................  1,563,267     53,166,711            0.9%
      International Business Machines Corp...............    292,938     48,159,007            0.8%
      MasterCard, Inc. Class A...........................    310,783     26,028,076            0.5%
      Microsoft Corp.....................................  2,601,713    122,150,425            2.1%
      Oracle Corp........................................  1,026,833     40,097,829            0.7%
      QUALCOMM, Inc......................................    529,201     41,547,571            0.7%
      Visa, Inc. Class A.................................    155,436     37,526,913            0.7%
      Other Securities...................................               344,214,576            6.1%
                                                                     --------------          ------
Total Information Technology.............................             1,106,894,211           19.5%
                                                                     --------------          ------
Materials -- (3.1%)
      Other Securities...................................               185,987,511            3.3%
                                                                     --------------          ------

Real Estate Investment Trusts -- (2.2%)
      Other Securities...................................               130,277,329            2.3%
                                                                     --------------          ------

Telecommunication Services -- (2.2%)
      AT&T, Inc..........................................  1,637,467     57,049,350            1.0%
      Verizon Communications, Inc........................  1,308,847     65,769,562            1.2%
      Other Securities...................................                11,531,497            0.2%
                                                                     --------------          ------
Total Telecommunication Services.........................               134,350,409            2.4%
                                                                     --------------          ------
Utilities -- (3.0%)
      Other Securities...................................               178,957,404            3.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,660,412,872           99.9%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves, 0.077%. 54,720,884     54,720,884            1.0%
                                                                     --------------          ------
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@  DFA Short Term Investment Fund..................... 24,630,465    284,974,480            5.0%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,041,361,577)................................              $6,000,108,236          105.9%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  660,222,183           --   --    $  660,222,183
  Consumer Staples..............    546,048,341           --   --       546,048,341
  Energy........................    520,393,395           --   --       520,393,395
  Financials....................    799,054,946           --   --       799,054,946
  Health Care...................    808,941,812           --   --       808,941,812
  Industrials...................    589,285,331           --   --       589,285,331
  Information Technology........  1,106,894,211           --   --     1,106,894,211
  Materials.....................    185,987,511           --   --       185,987,511
  Real Estate Investment Trusts.    130,277,329           --   --       130,277,329
  Telecommunication Services....    134,350,409           --   --       134,350,409
  Utilities.....................    178,957,404           --   --       178,957,404
  Temporary Cash Investments....     54,720,884           --   --        54,720,884
Securities Lending Collateral...             -- $284,974,480   --       284,974,480
Futures Contracts**.............      2,610,591           --   --         2,610,591
                                 -------------- ------------   --    --------------
TOTAL........................... $5,717,744,347 $284,974,480   --    $6,002,718,827
                                 ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA        U.S. Large
                                                                                       International    Company
                                                                                      Value Portfolio  Portfolio*
                                                                                      --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    6,992,011            --
Investments at Value (including $0 and $300,787 of securities on loan, respectively).             --  $  5,660,413
Temporary Cash Investments at Value & Cost...........................................             --        54,721
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.............             --       284,974
Segregated Cash for Futures Contracts................................................             --         2,755
Receivables:
  Investment Securities Sold.........................................................             --         1,007
  Dividends, Interest and Tax Reclaims...............................................             --         5,627
  Securities Lending Income..........................................................             --            37
  Fund Shares Sold...................................................................         15,682         1,680
  Futures Margin Variation...........................................................             --           684
Prepaid Expenses and Other Assets....................................................             51            54
                                                                                      --------------  ------------
     Total Assets....................................................................      7,007,744     6,011,952
                                                                                      --------------  ------------
LIABILITIES:
Payables:
  Due to Custodian...................................................................             --            51
  Upon Return of Securities Loaned...................................................             --       284,974
  Fund Shares Redeemed...............................................................          3,786        57,712
  Due to Advisor.....................................................................          1,151           351
Accrued Expenses and Other Liabilities...............................................            393           490
                                                                                      --------------  ------------
     Total Liabilities...............................................................          5,330       343,578
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    7,002,414  $  5,668,374
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $11,200 and $0 and shares outstanding of
 605,992 and 0, respectively......................................................... $        18.48  $        N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $6,991,214 and $5,668,374 and
 shares outstanding of 378,416,143 and 355,660,908, respectively..................... $        18.47  $      15.94
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investments in Affiliated Investment Companies at Cost............................... $    6,241,549  $         --
                                                                                      ==============  ============
Investments at Cost.................................................................. $           --  $  2,701,666
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    6,717,735  $  2,993,680
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).............................................................................         22,455        10,292
Accumulated Net Realized Gain (Loss).................................................       (487,555)     (296,956)
Net Unrealized Foreign Exchange Gain (Loss)..........................................           (683)           --
Net Unrealized Appreciation (Depreciation)...........................................        750,462     2,961,358
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    7,002,414  $  5,668,374
                                                                                      ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                                  DFA
                                                                                             International U.S. Large
                                                                                                 Value      Company
                                                                                              Portfolio*   Portfolio
                                                                                             ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $18,357 and $0, respectively).................   $ 320,822          --
  Interest..................................................................................           1          --
  Income from Securities Lending............................................................       8,005          --
  Expenses Allocated from Affiliated Investment Company.....................................     (15,209)         --
                                                                                               ---------    --------
     Total Net Investment Income Received from Affiliated Investment Companies..............     313,619          --
                                                                                               ---------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $15, respectively).....................          --    $107,293
  Interest..................................................................................          --          21
  Income from Securities Lending............................................................          --         302
                                                                                               ---------    --------
     Total Investment Income................................................................          --     107,616
                                                                                               ---------    --------
Expenses
  Investment Advisory Services Fees.........................................................          --       1,326
  Administrative Services Fees..............................................................      13,943       1,857
  Accounting & Transfer Agent Fees..........................................................          68         302
  S&P 500(R) Fees...........................................................................          --         104
  Shareholder Servicing Fees -- Class R2 Shares.............................................          23          --
  Custodian Fees............................................................................          --          67
  Filing Fees...............................................................................         215          89
  Shareholders' Reports.....................................................................         195          79
  Directors'/Trustees' Fees & Expenses......................................................          49          38
  Professional Fees.........................................................................          52         258
  Other.....................................................................................          40          44
                                                                                               ---------    --------
     Total Expenses.........................................................................      14,585       4,164
                                                                                               ---------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................          --          80
                                                                                               ---------    --------
  Net Expenses..............................................................................      14,585       4,244
                                                                                               ---------    --------
  Net Investment Income (Loss)..............................................................     299,034     103,372
                                                                                               ---------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................     130,787      90,274
    Futures.................................................................................          --      12,101
    Foreign Currency Transactions...........................................................      (1,306)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................    (506,381)    634,795
    Futures.................................................................................         (25)        345
    Translation of Foreign Currency Denominated Amounts.....................................      (1,031)         --
                                                                                               ---------    --------
  Net Realized and Unrealized Gain (Loss)...................................................    (377,956)    737,515
                                                                                               ---------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............................   $ (78,922)   $840,887
                                                                                               =========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  DFA International Value    U.S. Large Company
                                                                         Portfolio                Portfolio
                                                                 ------------------------  ----------------------
                                                                     Year         Year        Year        Year
                                                                    Ended        Ended       Ended       Ended
                                                                   Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                     2014         2013        2014        2013
                                                                 -----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $   299,034  $   177,660  $  103,372  $   95,270
  Capital Gain Distributions Received from Investment
   Securities...................................................          --           --          --         409
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................     130,787      296,792      90,274     180,412
    Futures.....................................................          --       (1,213)     12,101       8,021
    Foreign Currency Transactions...............................      (1,306)      (1,636)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    (506,381)     993,902     634,795     780,086
    Futures.....................................................         (25)          27         345       2,321
    Translation of Foreign Currency Denominated Amounts.........      (1,031)         396          --          --
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................     (78,922)   1,465,928     840,887   1,066,519
                                                                 -----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (347)        (218)         --          --
    Institutional Class Shares..................................    (295,058)    (189,040)   (102,736)    (94,840)
                                                                 -----------  -----------  ----------  ----------
     Total Distributions........................................    (295,405)    (189,258)   (102,736)    (94,840)
                                                                 -----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,652,421    1,466,636     787,937     774,924
  Shares Issued in Lieu of Cash Distributions...................     286,790      178,512      89,598      82,335
  Shares Redeemed...............................................  (1,090,342)  (1,881,241)   (864,648)   (948,938)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....     848,869     (236,093)     12,887     (91,679)
                                                                 -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....................     474,542    1,040,577     751,038     880,000
Net Assets
  Beginning of Year.............................................   6,527,872    5,487,295   4,917,336   4,037,336
                                                                 -----------  -----------  ----------  ----------
  End of Year................................................... $ 7,002,414  $ 6,527,872  $5,668,374  $4,917,336
                                                                 ===========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................      84,840       83,922      52,855      62,326
  Shares Issued in Lieu of Cash Distributions...................      14,488       10,436       6,016       6,727
  Shares Redeemed...............................................     (55,963)    (107,838)    (57,748)    (76,529)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      43,365      (13,480)      1,123      (7,476)
                                                                 ===========  ===========  ==========  ==========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................... $    22,455  $    14,422  $   10,292  $   12,679

----------
* Net of foreign capital gain taxes withheld of $0, $2, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              DFA International Value Portfolio-Class R2 Shares+
                                                              ---------------------------------------------
                                                                Year          Year     Year     Year      Year
                                                               Ended         Ended    Ended    Ended     Ended
                                                              Oct. 31,      Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                                2014          2013     2012     2011      2010
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 19.46        $15.72   $15.83   $17.82    $17.13
                                                              -------        ------   ------   ------    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.74          0.49     0.51     0.53      0.37
  Net Gains (Losses) on Securities (Realized and Unrealized).   (0.93)         3.77    (0.13)   (2.00)     1.29
                                                              -------        ------   ------   ------    ------
   Total from Investment Operations..........................   (0.19)         4.26     0.38    (1.47)     1.66
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.79)        (0.52)   (0.49)   (0.52)    (0.97)
                                                              -------        ------   ------   ------    ------
   Total Distributions.......................................   (0.79)        (0.52)   (0.49)   (0.52)    (0.97)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 18.48        $19.46   $15.72   $15.83    $17.82
============================================================= ========      ======== ======== ========  ========
Total Return.................................................   (1.21)%       27.61%    2.70%   (8.53)%   10.60%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $11,200        $5,517   $6,407   $6,102    $4,952
Ratio of Expenses to Average Net Assets (B)..................    0.68%         0.69%    0.71%    0.71%     0.72%
Ratio of Net Investment Income to Average Net Assets.........    3.79%         2.84%    3.33%    2.97%     2.11%
-----------------------------------------------------------------------------------------------------------------

                                                              DFA International Value Portfolio-Institutional Class Shares
                                                              ------------------------------------------------------------
                                                                  Year        Year        Year         Year        Year
                                                                 Ended       Ended       Ended        Ended       Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    19.45   $    15.72  $    15.83  $    17.81   $    16.46
                                                              ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.84         0.52        0.54        0.58         0.39
  Net Gains (Losses) on Securities (Realized and Unrealized).      (0.98)        3.78       (0.12)      (1.99)        1.34
                                                              ----------   ----------  ----------  ----------   ----------
   Total from Investment Operations..........................      (0.14)        4.30        0.42       (1.41)        1.73
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.84)       (0.57)      (0.53)      (0.57)       (0.38)
                                                              ----------   ----------  ----------  ----------   ----------
   Total Distributions.......................................      (0.84)       (0.57)      (0.53)      (0.57)       (0.38)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    18.47   $    19.45  $    15.72  $    15.83   $    17.81
============================================================= ==========   ==========  ==========  ==========   ==========
Total Return.................................................      (0.97)%      27.90%       2.98%      (8.26)%      10.94%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $6,991,214   $6,522,355  $5,480,888  $5,287,323   $5,157,857
Ratio of Expenses to Average Net Assets (B)..................       0.43%        0.43%       0.45%       0.45%        0.45%
Ratio of Net Investment Income to Average Net Assets.........       4.29%        3.00%       3.54%       3.26%        2.34%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                             U.S. Large Company Portfolio
                                                             ----------------------------------------------------------
                                                                Year        Year        Year        Year         Year
                                                               Ended       Ended       Ended       Ended        Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                2014        2013        2012        2011         2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    13.87  $    11.15  $     9.90  $     9.34  $     8.16
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.29        0.27        0.22        0.19        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized).       2.07        2.71        1.25        0.56        1.15
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       2.36        2.98        1.47        0.75        1.33
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.29)      (0.26)      (0.22)      (0.19)      (0.15)
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.29)      (0.26)      (0.22)      (0.19)      (0.15)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    15.94  $    13.87  $    11.15  $     9.90  $     9.34
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................      17.17%      27.10%      15.02%       8.09%      16.47%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $5,668,374  $4,917,336  $4,037,336  $3,762,013  $3,712,973
Ratio of Expenses to Average Net Assets.....................       0.08%       0.09%       0.10%       0.10%       0.10%**
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.08%       0.10%       0.10%       0.10%       0.11%**
Ratio of Net Investment Income to Average Net Assets........       1.95%       2.13%       2.10%       1.95%       1.99%
Portfolio Turnover Rate.....................................          3%          3%          4%          4%          1%*
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
**Represents the combined ratios for the portfolio and, for the period
  November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2014, the Feeder Fund owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and the Fund approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of the Fund would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

                                                                                          Value
Target Fund                     Shares           Acquiring Fund             Shares    (in thousands)
-----------                   ---------- -------------------------------- ----------- --------------
                                         U.S. Large Company
U.S. Large Company Portfolio. 83,482,168   Institutional Index Portfolio  311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                                         Unrealized Appreciation
Target Fund                   Net Assets     (Depreciation)               Acquiring Fund          Net Assets
-----------                   ---------- -----------------------  ------------------------------- ----------
                                                                  U.S. Large Company
U.S. Large Company Portfolio. $2,731,987        $315,984            Institutional Index Portfolio  $870,696

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the U.S. Large Company Portfolio and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2014, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                   DFA International Value Portfolio.  0.20%
                   U.S. Large Company Portfolio*..... 0.035%

   For the year ended October 31, 2014, the U.S. Large Company Portfolio's investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

                     U.S. Large Company Portfolio*. 0.025%

* Prior to February 28, 2014, the Portfolio was provided administrative services under an administrative agreement. Effective February 28, 2014, the administrative agreement and investment advisory agreement for the Portfolio was combined into an investment management agreement that provides for an investment management fee, equal to the Portfolio's previous investment advisory services fee and administrative services fee, payable to the Advisor for both investment advisory services and administrative services.

   Further, on December 13, 2013, the Board of the Fund voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Previous Agreements") into a bundled Investment Management Agreement for the U.S. Large Company Portfolio. The Investment Management Agreement became effective on February 28, 2014. The nature and level of services to the Portfolio under the Investment Management Agreement are the same as under the Previous Agreements. As of February 28, 2014, the Portfolio pays the Advisor an investment management fee that is equal to the sum of the previous investment advisory and administration fees that were paid by the Portfolio to the Advisor under the Previous Agreements.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2014, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                          Previously
                                                           Recovery      Waived Fees/
                                                         of Previously     Expenses
                                                         Waived Fees/       Assumed
                                            Expense        Expenses    Subject to Future
                                       Limitation Amount    Assumed        Recovery
                                       ----------------- ------------- -----------------
Institutional Class Shares
U.S. Large Company Portfolio (1)......       0.08%           $552            $397
Class R2 Shares
DFA International Value Portfolio (2).       0.79%             --              --

   (1) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

   (2) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $207
                    U.S. Large Company Portfolio......  260

E. Purchases and Sales of Securities:

For the year ended October 31, 2014, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              Purchases  Sales
                                              --------- --------
                U.S. Large Company Portfolio. $245,329  $139,778

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.         --         $ 4,404        $(4,404)
U.S. Large Company Portfolio......     $3,023          (3,023)            --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2013..............................    $189,258         --       $189,258
    2014..............................     295,405         --        295,405
    U.S. Large Company Portfolio
    2013..............................      94,840         --         94,840
    2014..............................     102,736         --        102,736

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     Net Investment
                                       Income and
                                       Short-Term     Long-Term
                                     Capital Gains  Capital Gains Total
                                     -------------- ------------- ------
       U.S. Large Company Portfolio.     $3,023          --       $3,023

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                              Total Net
                                   Net Investment                                           Distributable
                                     Income and   Undistributed   Capital      Unrealized     Earnings
                                     Short-Term     Long-Term       Loss      Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                   -------------- ------------- ------------ -------------- -------------
DFA International Value Portfolio.    $31,792          --        $(485,409)    $  738,630    $  285,013
U.S. Large Company Portfolio......     10,550          --         (109,001)     2,773,405     2,674,954

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          Expires on October 31,
                                         ------------------------
                                           2016    2017    2018    Total
                                         -------- ------- ------- --------
      DFA International Value Portfolio. $485,409      --      -- $485,409
      U.S. Large Company Portfolio......       -- $65,329 $43,672  109,001

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $126,405
                  U.S. Large Company Portfolio......   76,220

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                    Federal    Unrealized   Unrealized   Appreciation
                                    Tax Cost  Appreciation Depreciation (Depreciation)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $6,252,699  $  739,995    $   (683)    $  739,312
U.S. Large Company Portfolio......  3,226,704   2,837,721     (64,317)     2,773,404

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            Year Ended             Year Ended
                                                           Oct. 31, 2014         Oct. 31, 2013
                                                       --------------------  ---------------------
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    11,741      598  $     1,969       112
 Shares Issued in Lieu of Cash Distributions..........         347       17          218        13
 Shares Redeemed......................................      (5,810)    (293)      (4,454)     (249)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $     6,278      322  $    (2,267)     (124)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,640,680   84,242  $ 1,464,667    83,810
 Shares Issued in Lieu of Cash Distributions..........     286,443   14,471      178,294    10,423
 Shares Redeemed......................................  (1,084,532) (55,670)  (1,876,787) (107,589)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   842,591   43,043  $  (233,826)  (13,356)
                                                       ===========  =======  ===========  ========

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of the Feeder Fund's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of the Feeder Fund's Institutional Class Shares. The per share data in the financial highlights, for the year ended October 31, 2010 has been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with U.S. Large Company Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2014, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                            Expiration Number of  Contract Unrealized     Cash
                         Description           Date    Contracts*  Value   Gain (Loss) Collateral
                    ----------------------- ---------- ---------- -------- ----------- ----------
U.S. Large Company
  Portfolio........ S&P 500(R) Emini Index   12/19/14     611     $61,448    $2,611      $2,755

* During the year ended October 31, 2014, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $51,511 (in thousands).

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statement of Assets and Liabilities as of October 31, 2014:

                               Location on the Statements of Assets and
                                             Liabilities
                          ------------------------------------------------------
Derivative Type                Asset Derivatives         Liability Derivatives
---------------           ----------------------------- ------------------------
Equity contracts
                            Receivables: Futures Margin
                            Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2014 (amounts in thousands):

                                         Asset Derivatives Value
                                -----------------------------------------
                                  Total Value
                                       at
                                October 31, 2014     Equity Contracts
                                ---------------- ------------------------
      U.S. Large Company             $2,611              $2,611*
        Portfolio

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the year ended October 31, 2014:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2014 (amounts in thousands):

                                              Realized Gain (Loss)
                                               on Derivatives
                                              Recognized in Income
                                              --------------------
                                                         Equity
                                               Total    Contracts
                                               -------  ---------
                U.S. Large Company Portfolio. $12,101    $12,101


                                               Change in Unrealized
                                               Appreciation (Depreciation) on
                                               Derivatives Recognized in Income
                                               --------------------------------
                                                               Equity
                                               Total          Contracts
                                               -----          ---------
                 U.S. Large Company Portfolio. $345             $345

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2014.

J. Securities Lending:

   As of October 31, 2014, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $18,397 (in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Other:

   At October 31, 2014, the following number of shareholders held the following approximate percentages of the stated portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                            Approximate
                                                                             Percentage
                                                               Number of   of Outstanding
                                                              Shareholders     Shares
                                                              ------------ --------------
DFA International Value Portfolio-Class R2 Shares............      2             92%
DFA International Value Portfolio-Institutional Class Shares.      3             67%
U.S. Large Company Portfolio.................................      4             78%

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

                 U.S. Large Cap Value      Russell 1000 Value
                        Series                  Index
                 --------------------      ------------------
10/31/2004             $10,000                 $10,000
11/30/2004              10,655                  10,506
12/31/2004              11,082                  10,858
 1/31/2005              10,805                  10,665
 2/28/2005              11,134                  11,018
 3/31/2005              11,104                  10,867
 4/30/2005              10,728                  10,672
 5/31/2005              11,185                  10,929
 6/30/2005              11,415                  11,049
 7/31/2005              11,984                  11,368
 8/31/2005              11,886                  11,319
 9/30/2005              12,069                  11,478
10/31/2005              11,748                  11,186
11/30/2005              12,218                  11,552
12/31/2005              12,234                  11,621
 1/31/2006              12,817                  12,072
 2/28/2006              12,775                  12,146
 3/31/2006              13,002                  12,311
 4/30/2006              13,367                  12,624
 5/31/2006              13,123                  12,305
 6/30/2006              13,235                  12,383
 7/31/2006              13,046                  12,684
 8/31/2006              13,260                  12,897
 9/30/2006              13,627                  13,154
10/31/2006              14,167                  13,584
11/30/2006              14,436                  13,894
12/31/2006              14,726                  14,206
 1/31/2007              15,156                  14,388
 2/28/2007              14,928                  14,164
 3/31/2007              15,032                  14,383
 4/30/2007              15,671                  14,914
 5/31/2007              16,317                  15,452
 6/30/2007              16,055                  15,091
 7/31/2007              15,060                  14,393
 8/31/2007              14,772                  14,554
 9/30/2007              15,157                  15,054
10/31/2007              15,242                  15,056
11/30/2007              14,391                  14,320
12/31/2007              14,343                  14,182
 1/31/2008              13,795                  13,614
 2/29/2008              13,372                  13,043
 3/31/2008              13,247                  12,945
 4/30/2008              14,082                  13,577
 5/31/2008              14,420                  13,555
 6/30/2008              12,839                  12,257
 7/31/2008              12,700                  12,213
 8/31/2008              12,946                  12,421
 9/30/2008              11,783                  11,508
10/31/2008               9,134                   9,516
11/30/2008               8,238                   8,834
12/31/2008               8,506                   8,956
 1/31/2009               7,496                   7,926
 2/28/2009               6,446                   6,867
 3/31/2009               7,083                   7,455
 4/30/2009               8,228                   8,254
 5/31/2009               8,858                   8,764
 6/30/2009               8,750                   8,699
 7/31/2009               9,584                   9,411
 8/31/2009              10,234                   9,904
 9/30/2009              10,682                  10,286
10/31/2009              10,221                   9,971
11/30/2009              10,797                  10,533
12/31/2009              11,095                  10,720
 1/31/2010              10,838                  10,418
 2/28/2010              11,305                  10,747
 3/31/2010              12,186                  11,447
 4/30/2010              12,573                  11,743
 5/31/2010              11,495                  10,778
 6/30/2010              10,627                  10,171
 7/31/2010              11,461                  10,860
 8/31/2010              10,770                  10,395
 9/30/2010              11,820                  11,201
10/31/2010              12,261                  11,538
11/30/2010              12,166                  11,476
12/31/2010              13,352                  12,382
 1/31/2011              13,779                  12,662
 2/28/2011              14,525                  13,129
 3/31/2011              14,592                  13,181
 4/30/2011              14,965                  13,532
 5/31/2011              14,748                  13,389
 6/30/2011              14,491                  13,115
 7/31/2011              13,827                  12,680
 8/31/2011              12,661                  11,888
 9/30/2011              11,380                  10,990
10/31/2011              12,959                  12,248
11/30/2011              12,851                  12,185
12/31/2011              12,952                  12,430
 1/31/2012              13,596                  12,901
 2/29/2012              14,382                  13,415
 3/31/2012              14,647                  13,813
 4/30/2012              14,348                  13,672
 5/31/2012              13,332                  12,870
 6/30/2012              14,050                  13,509
 7/31/2012              14,186                  13,649
 8/31/2012              14,748                  13,945
 9/30/2012              15,291                  14,388
10/31/2012              15,331                  14,317
11/30/2012              15,365                  14,311
12/31/2012              15,833                  14,607
 1/31/2013              16,937                  15,556
 2/28/2013              17,154                  15,779
 3/31/2013              17,974                  16,405
 4/30/2013              18,164                  16,653
 5/31/2013              18,910                  17,080
 6/30/2013              18,700                  16,929
 7/31/2013              19,818                  17,844
 8/31/2013              19,235                  17,167
 9/30/2013              19,798                  17,597
10/31/2013              20,801                  18,367
11/30/2013              21,675                  18,880
12/31/2013              22,251                  19,358
 1/31/2014              21,370                  18,670
 2/28/2014              22,095                  19,478
 3/31/2014              22,617                  19,943
 4/30/2014              22,766                  20,132
 5/31/2014              23,268                  20,427
 6/30/2014              23,898                  20,961
 7/31/2014              23,729                  20,603
 8/31/2014              24,481                  21,361
 9/30/2014              23,878                  20,920            Past performance is not predictive of
10/31/2014              24,061                  21,390            future performance.
                                                                  The returns shown do not reflect the
                                                                  deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
        Average Annual       One       Five        Ten            redemption of fund shares.
        Total Return         Year      Years      Years           Russell data copyright (C) Russell
        ----------------------------------------------------      Investment Group 1995-2014, all rights
                            15.67%     18.68%     9.18%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                [CHART]

                          DFA International          MSCI World ex
                             Value Series        USA Index (net div.)
                          -----------------     ---------------------
10/31/2004                     $10,000                 $10,000
11/30/2004                      10,743                  10,665
12/31/2004                      11,278                  11,116
 1/31/2005                      11,166                  10,897
 2/28/2005                      11,608                  11,382
 3/31/2005                      11,322                  11,123
 4/30/2005                      10,978                  10,840
 5/31/2005                      10,992                  10,859
 6/30/2005                      11,168                  11,037
 7/31/2005                      11,666                  11,393
 8/31/2005                      12,050                  11,708
 9/30/2005                      12,389                  12,242
10/31/2005                      12,203                  11,847
11/30/2005                      12,420                  12,160
12/31/2005                      13,029                  12,724
 1/31/2006                      13,919                  13,529
 2/28/2006                      14,052                  13,483
 3/31/2006                      14,645                  13,911
 4/30/2006                      15,387                  14,576
 5/31/2006                      14,764                  14,022
 6/30/2006                      14,671                  14,004
 7/31/2006                      14,897                  14,136
 8/31/2006                      15,409                  14,537
 9/30/2006                      15,622                  14,526
10/31/2006                      16,316                  15,100
11/30/2006                      16,858                  15,549
12/31/2006                      17,516                  15,995
 1/31/2007                      17,846                  16,093
 2/28/2007                      17,830                  16,222
 3/31/2007                      18,407                  16,637
 4/30/2007                      19,336                  17,394
 5/31/2007                      19,997                  17,781
 6/30/2007                      19,851                  17,798
 7/31/2007                      19,299                  17,552
 8/31/2007                      19,083                  17,298
 9/30/2007                      20,079                  18,281
10/31/2007                      21,053                  19,076
11/30/2007                      19,778                  18,330
12/31/2007                      19,352                  17,985
 1/31/2008                      17,784                  16,364
 2/29/2008                      17,558                  16,660
 3/31/2008                      17,768                  16,422
 4/30/2008                      18,562                  17,335
 5/31/2008                      18,570                  17,598
 6/30/2008                      16,734                  16,230
 7/31/2008                      16,260                  15,652
 8/31/2008                      15,581                  15,047
 9/30/2008                      13,761                  12,874
10/31/2008                      10,310                  10,196
11/30/2008                       9,678                   9,643
12/31/2008                      10,410                  10,152
 1/31/2009                       8,973                   9,204
 2/28/2009                       7,871                   8,273
 3/31/2009                       8,729                   8,818
 4/30/2009                      10,337                   9,955
 5/31/2009                      11,874                  11,214
 6/30/2009                      11,693                  11,098
 7/31/2009                      13,084                  12,140
 8/31/2009                      13,834                  12,722
 9/30/2009                      14,539                  13,247
10/31/2009                      13,961                  13,034
11/30/2009                      14,377                  13,356
12/31/2009                      14,539                  13,569
 1/31/2010                      13,699                  12,933
 2/28/2010                      13,753                  12,920
 3/31/2010                      14,837                  13,752
 4/30/2010                      14,584                  13,547
 5/31/2010                      12,877                  12,052
 6/30/2010                      12,651                  11,878
 7/31/2010                      14,232                  12,976
 8/31/2010                      13,536                  12,588
 9/30/2010                      14,991                  13,795
10/31/2010                      15,515                  14,287
11/30/2010                      14,738                  13,682
12/31/2010                      16,112                  14,783
 1/31/2011                      16,798                  15,102
 2/28/2011                      17,359                  15,662
 3/31/2011                      16,880                  15,348
 4/30/2011                      17,783                  16,184
 5/31/2011                      17,142                  15,704
 6/30/2011                      16,907                  15,480
 7/31/2011                      16,365                  15,225
 8/31/2011                      14,612                  13,938
 9/30/2011                      13,012                  12,538
10/31/2011                      14,268                  13,758
11/30/2011                      13,798                  13,122
12/31/2011                      13,428                  12,979
 1/31/2012                      14,331                  13,679
 2/29/2012                      15,081                  14,431
 3/31/2012                      14,955                  14,325
 4/30/2012                      14,422                  14,081
 5/31/2012                      12,642                  12,476
 6/30/2012                      13,536                  13,294
 7/31/2012                      13,482                  13,459
 8/31/2012                      14,042                  13,843
 9/30/2012                      14,539                  14,263
10/31/2012                      14,720                  14,363
11/30/2012                      14,955                  14,665
12/31/2012                      15,687                  15,109
 1/31/2013                      16,428                  15,852
 2/28/2013                      15,931                  15,694
 3/31/2013                      15,985                  15,818
 4/30/2013                      16,771                  16,539
 5/31/2013                      16,572                  16,168
 6/30/2013                      15,985                  15,563
 7/31/2013                      17,078                  16,391
 8/31/2013                      16,961                  16,180
 9/30/2013                      18,235                  17,323
10/31/2013                      18,868                  17,904
11/30/2013                      18,940                  18,014
12/31/2013                      19,356                  18,285
 1/31/2014                      18,651                  17,547
 2/28/2014                      19,717                  18,505
 3/31/2014                      19,572                  18,422
 4/30/2014                      19,907                  18,712
 5/31/2014                      20,133                  19,002
 6/30/2014                      20,377                  19,272
 7/31/2014                      19,925                  18,928
 8/31/2014                      19,934                  18,943           Past performance is not predictive of
 9/30/2014                      19,057                  18,165           future performance.
10/31/2014                      18,732                  17,877           The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
          Average Annual         One        Five        Ten              would pay on fund distributions or the
          Total Return           Year       Years      Years             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                -0.72%      6.06%      6.48%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                   Japanese Small Company      MSCI Japan Small Cap Index
                          Series                       (net div.)
                   ----------------------      --------------------------
10/31/2004                $10,000                          $10,000
11/30/2004                 10,307                           10,435
12/31/2004                 10,810                           10,940
 1/31/2005                 11,257                           11,312
 2/28/2005                 11,676                           11,529
 3/31/2005                 11,746                           11,502
 4/30/2005                 11,425                           11,408
 5/31/2005                 11,229                           11,198
 6/30/2005                 11,439                           11,350
 7/31/2005                 11,676                           11,671
 8/31/2005                 12,332                           12,072
 9/30/2005                 12,835                           12,826
10/31/2005                 13,240                           13,082
11/30/2005                 13,506                           13,642
12/31/2005                 15,028                           15,486
 1/31/2006                 15,670                           15,980
 2/28/2006                 14,735                           14,939
 3/31/2006                 15,391                           15,610
 4/30/2006                 15,698                           15,687
 5/31/2006                 14,595                           14,429
 6/30/2006                 14,036                           13,977
 7/31/2006                 13,366                           13,053
 8/31/2006                 13,589                           13,400
 9/30/2006                 13,380                           13,107
10/31/2006                 13,282                           13,023
11/30/2006                 13,198                           12,913
12/31/2006                 13,310                           12,988
 1/31/2007                 13,589                           13,241
 2/28/2007                 14,134                           13,763
 3/31/2007                 14,036                           13,636
 4/30/2007                 13,841                           13,403
 5/31/2007                 13,561                           13,083
 6/30/2007                 13,785                           13,169
 7/31/2007                 13,869                           13,166
 8/31/2007                 13,282                           12,364
 9/30/2007                 13,268                           12,289
10/31/2007                 13,352                           12,733
11/30/2007                 13,045                           12,198
12/31/2007                 12,235                           11,468
 1/31/2008                 11,885                           10,905
 2/29/2008                 11,802                           11,024
 3/31/2008                 12,039                           11,028
 4/30/2008                 12,123                           11,165
 5/31/2008                 12,570                           11,509
 6/30/2008                 11,983                           10,802
 7/31/2008                 11,648                           10,449
 8/31/2008                 11,006                            9,987
 9/30/2008                 10,293                            9,012
10/31/2008                  9,539                            8,061
11/30/2008                  9,791                            8,390
12/31/2008                 10,796                            9,043
 1/31/2009                 10,056                           8,569
 2/28/2009                  8,757                            7,443
 3/31/2009                  9,148                            7,705
 4/30/2009                  9,525                            8,099
 5/31/2009                 10,698                            9,091
 6/30/2009                 11,411                            9,669
 7/31/2009                 11,648                            9,911
 8/31/2009                 12,263                           10,467
 9/30/2009                 12,137                           10,425
10/31/2009                 11,704                           10,044
11/30/2009                 11,229                            9,685
12/31/2009                 11,187                            9,504
 1/31/2010                 11,341                            9,709
 2/28/2010                 11,564                            9,893
 3/31/2010                 12,151                           10,343
 4/30/2010                 12,514                           10,623
 5/31/2010                 11,466                            9,886
 6/30/2010                 11,648                            9,930
 7/31/2010                 11,858                           10,051
 8/31/2010                 11,536                            9,838
 9/30/2010                 12,039                           10,240
10/31/2010                 11,788                           10,156
11/30/2010                 12,081                           10,354
12/31/2010                 13,198                           11,398
 1/31/2011                 13,506                           11,534
 2/28/2011                 14,134                           11,998
 3/31/2011                 13,254                           11,258
 4/30/2011                 13,184                           11,268
 5/31/2011                 12,961                           11,100
 6/30/2011                 13,617                           11,514
 7/31/2011                 14,120                           11,992
 8/31/2011                 13,743                           11,502
 9/30/2011                 13,673                           11,512
10/31/2011                 12,975                           11,088
11/30/2011                 13,184                           10,787
12/31/2011                 13,115                           10,955
 1/31/2012                 13,953                           11,405
 2/29/2012                 13,966                           11,529
 3/31/2012                 14,372                           11,837
 4/30/2012                 14,078                           11,666
 5/31/2012                 12,905                           10,697
 6/30/2012                 13,589                           11,153
 7/31/2012                 13,128                           10,979
 8/31/2012                 13,142                           10,916
 9/30/2012                 13,324                           11,218
10/31/2012                 13,045                           10,975
11/30/2012                 13,240                           11,051
12/31/2012                 13,729                           11,395
 1/31/2013                 14,162                           11,821
 2/28/2013                 14,511                           12,222
 3/31/2013                 15,628                           13,209
 4/30/2013                 16,453                           14,078
 5/31/2013                 15,112                           12,963
 6/30/2013                 15,251                           12,927
 7/31/2013                 15,615                           13,138
 8/31/2013                 15,265                           12,960
 9/30/2013                 16,997                           14,436
10/31/2013                 17,039                           14,377
11/30/2013                 16,913                           14,282
12/31/2013                 17,039                           14,396
 1/31/2014                 16,872                           14,355
 2/28/2014                 16,802                           14,036
 3/31/2014                 16,885                           14,072
 4/30/2014                 16,634                           13,811
 5/31/2014                 17,067                           14,263
 6/30/2014                 18,282                           15,273
 7/31/2014                 18,170                           15,355
 8/31/2014                 18,338                           15,246
 9/30/2014                 17,779                           14,736           Past performance is not predictive of
10/31/2014                 17,458                           14,342           future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
           Average Annual        One         Five         Ten                would pay on fund distributions or the
           Total Return          Year        Years       Years               redemption of fund shares.
           ----------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                 2.46%       8.33%       5.73%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                    Asia Pacific        MSCI Pacific ex Japan
                Small Company Series  Small Cap Index (net div.)
                --------------------  --------------------------
   10/31/2004           $10,000          $10,000
   11/30/2004            10,729           10,770
   12/31/2004            10,977           11,225
    1/31/2005            11,224           11,323
    2/28/2005            11,550           11,683
    3/31/2005            11,161           11,351
    4/30/2005            10,786           11,167
    5/31/2005            10,545           11,310
    6/30/2005            11,019           11,928
    7/31/2005            11,394           12,425
    8/31/2005            11,691           12,415
    9/30/2005            12,123           13,041
   10/31/2005            11,444           12,275
   11/30/2005            11,727           12,741
   12/31/2005            11,911           12,991
    1/31/2006            12,718           13,734
    2/28/2006            12,902           13,872
    3/31/2006            13,560           14,460
    4/30/2006            14,338           15,392
    5/31/2006            13,524           14,606
    6/30/2006            13,439           14,428
    7/31/2006            13,701           14,576
    8/31/2006            14,041           15,052
    9/30/2006            14,190           15,301
   10/31/2006            15,357           16,368
   11/30/2006            16,214           17,362
   12/31/2006            16,681           18,010
    1/31/2007            17,113           18,468
    2/28/2007            17,573           18,820
    3/31/2007            18,493           19,791
    4/30/2007            19,788           21,163
    5/31/2007            21,486           21,994
    6/30/2007            22,371           22,566
    7/31/2007            22,725           22,560
    8/31/2007            21,033           21,108
    9/30/2007            23,496           22,981
   10/31/2007            25,556           24,552
   11/30/2007            23,871           22,580
   12/31/2007            23,468           22,269
    1/31/2008            21,111           19,285
    2/29/2008            21,762           20,431
    3/31/2008            20,708           19,142
    4/30/2008            22,159           20,423
    5/31/2008            23,128           20,643
    6/30/2008            20,856           18,333
    7/31/2008            19,632           17,490
    8/31/2008            18,259           16,070
    9/30/2008            15,124           12,933
   10/31/2008            10,099            8,365
   11/30/2008             9,130            7,452
   12/31/2008            10,127            8,318
    1/31/2009             8,882            7,402
    2/28/2009             8,393            6,942
    3/31/2009             9,696            7,937
    4/30/2009            11,146            9,358
    5/31/2009            14,027           11,602
    6/30/2009            14,140           11,928
    7/31/2009            16,185           13,651
    8/31/2009            16,921           14,352
    9/30/2009            18,245           15,554
   10/31/2009            18,655           15,927
   11/30/2009            19,526           16,385
   12/31/2009            20,042           17,040
    1/31/2010            18,960           15,950
    2/28/2010            19,299           16,150
    3/31/2010            20,892           17,481
    4/30/2010            21,182           17,970
    5/31/2010            18,252           15,257
    6/30/2010            18,033           15,170
    7/31/2010            20,035           16,713
    8/31/2010            20,014           16,676
    9/30/2010            23,050           19,180
   10/31/2010            24,048           20,031
   11/30/2010            23,730           19,764
   12/31/2010            26,058           21,758
    1/31/2011            25,506           21,126
    2/28/2011            25,669           21,241
    3/31/2011            26,214           21,893
    4/30/2011            27,332           22,779
    5/31/2011            26,525           22,257
    6/30/2011            25,633           21,466
    7/31/2011            26,058           21,783
    8/31/2011            24,246           20,268
    9/30/2011            19,724           16,583
   10/31/2011            22,810           19,299
   11/30/2011            22,201           17,983
   12/31/2011            20,906           17,407
    1/31/2012            23,071           19,214
    2/29/2012            24,812           20,708
    3/31/2012            24,459           20,060
    4/30/2012            24,360           20,168
    5/31/2012            21,323           17,550
    6/30/2012            21,776           17,796
    7/31/2012            22,102           18,381
    8/31/2012            22,845           18,675
    9/30/2012            23,977           19,668
   10/31/2012            24,515           20,074
   11/30/2012            24,869           20,272
   12/31/2012            26,037           20,781
    1/31/2013            27,346           21,882
    2/28/2013            27,466           22,142
    3/31/2013            27,587           22,197
    4/30/2013            27,134           22,021
    5/31/2013            25,124           20,400
    6/30/2013            23,347           18,656
    7/31/2013            24,501           19,402
    8/31/2013            24,699           19,570
    9/30/2013            26,433           21,075
   10/31/2013            27,190           21,445
   11/30/2013            26,249           20,539
   12/31/2013            26,575           20,636
    1/31/2014            25,322           19,680
    2/28/2014            26,787           20,739
    3/31/2014            27,183           21,122
    4/30/2014            27,254           21,260
    5/31/2014            27,282           21,434
    6/30/2014            27,495           21,550
    7/31/2014            28,075           22,019                    Past performance is not predictive of
    8/31/2014            28,514           22,189                    future performance.
    9/30/2014            25,888           20,150                    The returns shown do not reflect the
   10/31/2014            26,263           20,388                    deduction of taxes that a shareholder
         Average Annual        One       Five       Ten             would pay on fund distributions or the
         Total Return          Year      Years     Years            redemption of fund shares.
         -----------------------------------------------------      MSCI data copyright MSCI 2014, all
                              -3.46%     7.08%     10.14%           rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                 [CHART]

                      United Kingdom       MSCI UK Small Cap
                   Small Company Series     Index (net div.)
                   --------------------    ------------------
 10/31/2004             $10,000                $10,000
 11/30/2004              10,809                 10,809
 12/31/2004              11,256                 11,432
  1/31/2005              11,576                 11,689
  2/28/2005              11,971                 11,965
  3/31/2005              11,703                 11,816
  4/30/2005              11,308                 11,282
  5/31/2005              11,087                 11,182
  6/30/2005              11,298                 11,354
  7/31/2005              11,519                 11,691
  8/31/2005              12,168                 12,257
  9/30/2005              12,032                 12,278
 10/31/2005              11,693                 11,904
 11/30/2005              12,201                 12,499
 12/31/2005              12,738                 13,039
  1/31/2006              13,735                 14,100
  2/28/2006              13,923                 14,321
  3/31/2006              14,153                 14,611
  4/30/2006              14,868                 15,384
  5/31/2006              14,567                 15,043
  6/30/2006              14,563                 14,915
  7/31/2006              14,666                 14,799
  8/31/2006              15,282                 15,332
  9/30/2006              15,729                 15,781
 10/31/2006              16,623                 16,685
 11/30/2006              17,667                 17,766
 12/31/2006              18,631                 18,600
  1/31/2007              18,763                 18,557
  2/28/2007              18,758                 18,615
  3/31/2007              19,643                 19,385
  4/30/2007              20,320                 20,347
  5/31/2007              20,593                 20,477
  6/30/2007              19,840                 19,881
  7/31/2007              19,737                 19,770
  8/31/2007              19,624                 19,045
  9/30/2007              18,946                 17,966
 10/31/2007              20,461                 19,940
 11/30/2007              18,095                 17,633
 12/31/2007              17,140                 16,747
  1/31/2008              15,988                 15,400
  2/29/2008              16,223                 15,922
  3/31/2008              16,162                 15,721
  4/30/2008              16,435                 16,014
  5/31/2008              16,482                 16,090
  6/30/2008              15,169                 14,990
  7/31/2008              14,638                 14,392
  8/31/2008              14,403                 14,015
  9/30/2008              12,178                 11,438
 10/31/2008               8,909                  8,264
 11/30/2008               8,278                  7,498
 12/31/2008               8,095                  7,308
  1/31/2009               7,897                  7,267
  2/28/2009               7,573                  7,027
  3/31/2009               7,902                  7,434
  4/30/2009               9,558                  9,142
  5/31/2009              10,536                 10,107
  6/30/2009              10,588                 10,179
  7/31/2009              11,505                 11,115
  8/31/2009              12,404                 12,187
  9/30/2009              12,766                 12,468
 10/31/2009              12,785                 12,486
 11/30/2009              12,747                 12,356
 12/31/2009              13,015                 12,661
  1/31/2010              12,888                 12,603
  2/28/2010              12,446                 12,038
  3/31/2010              13,490                 13,099
  4/30/2010              13,989                 13,622
  5/31/2010              12,408                 11,985
  6/30/2010              12,643                 12,036
  7/31/2010              14,351                 13,484
  8/31/2010              13,824                 13,118
  9/30/2010              15,301                 14,563
 10/31/2010              16,101                 15,184
 11/30/2010              15,310                 14,552
 12/31/2010              16,877                 16,074
  1/31/2011              17,121                 16,230
  2/28/2011              17,639                 16,658
  3/31/2011              17,314                 16,370
  4/30/2011              18,848                 17,871
  5/31/2011              18,735                 17,645
  6/30/2011              18,137                 17,050
  7/31/2011              18,020                 17,003
  8/31/2011              16,223                 15,269
  9/30/2011              14,586                 13,659
 10/31/2011              16,134                 15,151
 11/30/2011              15,644                 14,563
 12/31/2011              15,160                 14,077
  1/31/2012              16,500                 15,505
  2/29/2012              17,846                 16,945
  3/31/2012              18,236                 17,001
  4/30/2012              18,551                 17,290
  5/31/2012              16,463                 15,148
  6/30/2012              17,272                 15,869
  7/31/2012              17,563                 16,158
  8/31/2012              18,528                 17,014
  9/30/2012              19,483                 17,922
 10/31/2012              19,911                 18,293
 11/30/2012              20,038                 18,299
 12/31/2012              21,143                 19,141
  1/31/2013              21,519                 19,644
  2/28/2013              21,717                 19,755
  3/31/2013              22,366                 20,287
  4/30/2013              22,935                 20,794
  5/31/2013              23,151                 21,075
  6/30/2013              22,643                 20,315
  7/31/2013              24,563                 22,008
  8/31/2013              24,741                 22,309
  9/30/2013              26,416                 23,983
 10/31/2013              27,361                 24,827
 11/30/2013              27,987                 25,412
 12/31/2013              29,534                 26,640
  1/31/2014              28,838                 26,073
  2/28/2014              31,430                 28,602
  3/31/2014              30,466                 27,570
  4/30/2014              29,967                 26,911
  5/31/2014              29,944                 26,963
  6/30/2014              29,920                 26,899
  7/31/2014              28,993                 26,139
  8/31/2014              29,436                 26,414           Past performance is not predictive of
  9/30/2014              27,756                 24,864           future performance.
 10/31/2014              27,695                 24,705           The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        Average Annual      One       Five        Ten            would pay on fund distributions or the
        Total Return        Year      Years      Years           redemption of fund shares.
        ----------------------------------------------------     MSCI data copyright MSCI 2014, all
                            1.22%     16.72%     10.72%          rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

               Continental Small      MSCI Europe ex UK Small
                Company Series         Cap Index (net div.)
               -----------------      -----------------------
10/31/2004          $10,000                   $10,000
11/30/2004           11,070                    11,110
12/31/2004           11,644                    11,665
 1/31/2005           11,809                    11,796
 2/28/2005           12,569                    12,623
 3/31/2005           12,225                    12,300
 4/30/2005           11,902                    11,938
 5/31/2005           11,935                    12,108
 6/30/2005           12,258                    12,496
 7/31/2005           13,021                    13,353
 8/31/2005           13,461                    13,732
 9/30/2005           13,805                    14,201
10/31/2005           13,122                    13,221
11/30/2005           13,170                    13,390
12/31/2005           13,853                    14,166
 1/31/2006           15,182                    15,746
 2/28/2006           15,622                    16,191
 3/31/2006           16,632                    17,237
 4/30/2006           17,779                    18,458
 5/31/2006           16,926                    17,510
 6/30/2006           16,611                    17,111
 7/31/2006           16,575                    16,923
 8/31/2006           17,015                    17,322
 9/30/2006           17,246                    17,503
10/31/2006           18,114                    18,439
11/30/2006           19,374                    19,729
12/31/2006           20,299                    20,660
 1/31/2007           21,240                    21,321
 2/28/2007           21,276                    21,413
 3/31/2007           22,520                    22,551
 4/30/2007           23,708                    23,916
 5/31/2007           24,168                    24,333
 6/30/2007           23,905                    24,101
 7/31/2007           23,776                    23,924
 8/31/2007           22,932                    22,841
 9/30/2007           23,445                    23,296
10/31/2007           24,576                    24,690
11/30/2007           22,763                    22,923
12/31/2007           22,326                    22,459
 1/31/2008           20,202                    19,754
 2/29/2008           21,070                    20,950
 3/31/2008           21,741                    21,376
 4/30/2008           22,003                    21,741
 5/31/2008           22,427                    22,079
 6/30/2008           20,537                    20,039
 7/31/2008           19,451                    18,901
 8/31/2008           18,922                    18,385
 9/30/2008           15,630                    14,578
10/31/2008           11,458                    10,477
11/30/2008           10,565                     9,608
12/31/2008           11,668                    10,496
 1/31/2009           10,343                     9,553
 2/28/2009            9,451                     8,712
 3/31/2009           10,137                     9,386
 4/30/2009           11,797                    11,340
 5/31/2009           13,506                    13,032
 6/30/2009           13,340                    12,865
 7/31/2009           14,402                    14,020
 8/31/2009           15,610                    15,459
 9/30/2009           16,947                    16,941
10/31/2009           16,474                    16,479
11/30/2009           16,975                    16,817
12/31/2009           16,922                    16,893
 1/31/2010           16,644                    16,668
 2/28/2010           16,292                    16,193
 3/31/2010           17,504                    17,507
 4/30/2010           17,338                    17,396
 5/31/2010           14,875                    14,705
 6/30/2010           14,782                    14,485
 7/31/2010           16,551                    16,221
 8/31/2010           15,796                    15,450
 9/30/2010           17,968                    17,834
10/31/2010           19,006                    18,978
11/30/2010           17,532                    17,540
12/31/2010           19,806                    19,996
 1/31/2011           20,372                    20,448
 2/28/2011           20,723                    20,795
 3/31/2011           21,422                    21,497
 4/30/2011           22,872                    22,998
 5/31/2011           22,100                    22,121
 6/30/2011           21,389                    21,407
 7/31/2011           20,182                    20,107
 8/31/2011           18,110                    18,007
 9/30/2011           15,384                    15,302
10/31/2011           16,963                    16,978
11/30/2011           15,844                    15,652
12/31/2011           15,222                    15,120
 1/31/2012           16,672                    16,619
 2/29/2012           17,742                    17,895
 3/31/2012           17,775                    17,750
 4/30/2012           17,363                    17,454
 5/31/2012           14,992                    15,060
 6/30/2012           15,650                    15,802
 7/31/2012           15,493                    15,746
 8/31/2012           16,200                    16,433
 9/30/2012           17,056                    17,317
10/31/2012           17,351                    17,616
11/30/2012           17,585                    17,885
12/31/2012           18,647                    18,850
 1/31/2013           20,061                    20,385
 2/28/2013           19,863                    20,323
 3/31/2013           19,418                    19,800
 4/30/2013           20,218                    20,569
 5/31/2013           20,594                    21,036
 6/30/2013           19,915                    20,100
 7/31/2013           21,652                    21,928
 8/31/2013           21,680                    21,887
 9/30/2013           23,578                    23,759
10/31/2013           24,927                    25,189
11/30/2013           25,380                    25,637
12/31/2013           26,095                    26,302
 1/31/2014           25,933                    26,085
 2/28/2014           28,215                    28,365
 3/31/2014           28,360                    28,388
 4/30/2014           28,639                    28,507
 5/31/2014           28,756                    28,828
 6/30/2014           28,506                    28,546
 7/31/2014           26,842                    26,863
 8/31/2014           26,523                    26,647            Past performance is not predictive of
 9/30/2014           25,109                    25,178            future performance.
10/31/2014           24,366                    24,356            The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        Average Annual       One       Five       Ten            would pay on fund distributions or the
        Total Return         Year      Years     Years           redemption of fund shares.
        ---------------------------------------------------      MSCI data copyright MSCI 2014, all
                            -2.25%     8.14%     9.31%           rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
April 2, 2007-October 31, 2014

                                    [CHART]

                    Canadian Small        MSCI Canada Small
                    Company Series      Cap Index (net div.)
                   --------------      --------------------
   4/2/2007              $10,000             $10,000
  4/30/2007               10,710              10,487
  5/31/2007               11,420              11,331
  6/30/2007               11,370              11,306
  7/31/2007               11,300              11,024
  8/31/2007               10,560              10,340
  9/30/2007               11,730              11,600
 10/31/2007               13,000              12,852
 11/30/2007               11,020              10,809
 12/31/2007               11,430              11,109
  1/31/2008               10,350              10,107
  2/29/2008               11,160              11,071
  3/31/2008               10,290              10,199
  4/30/2008               10,540              10,555
  5/31/2008               11,140              11,104
  6/30/2008               10,620              10,725
  7/31/2008                9,710               9,775
  8/31/2008                9,310               9,530
  9/30/2008                7,190               7,506
 10/31/2008                4,800               5,011
 11/30/2008                4,180               4,560
 12/31/2008                4,500               4,785
  1/31/2009                4,530               4,833
  2/28/2009                4,120               4,454
  3/31/2009                4,380               4,708
  4/30/2009                5,300               5,466
  5/31/2009                6,340               6,622
  6/30/2009                5,950               6,220
  7/31/2009                6,700               6,996
  8/31/2009                6,920               7,260
  9/30/2009                7,910               8,157
 10/31/2009                7,760               8,211
 11/30/2009                8,420               8,900
 12/31/2009                8,960               9,423
  1/31/2010                8,540               9,031
  2/28/2010                9,050               9,632
  3/31/2010                9,770              10,454
  4/30/2010               10,120              10,890
  5/31/2010                9,150               9,929
  6/30/2010                8,730               9,464
  7/31/2010                9,440              10,234
  8/31/2010                9,330              10,202
  9/30/2010               10,430              11,319
 10/31/2010               11,110              12,004
 11/30/2010               11,650              12,509
 12/31/2010               12,840              13,660
  1/31/2011               12,780              13,500
  2/28/2011               13,660              14,392
  3/31/2011               13,680              14,396
  4/30/2011               13,940              14,833
  5/31/2011               13,360              14,236
  6/30/2011               12,620              13,510
  7/31/2011               12,810              13,868
  8/31/2011               11,840              13,043
  9/30/2011                9,600              10,655
 10/31/2011               11,140              12,174
 11/30/2011               10,750              11,857
 12/31/2011               10,580              11,613
  1/31/2012               11,490              12,564
  2/29/2012               11,930              13,014
  3/31/2012               11,400              12,326
  4/30/2012               11,140              12,227
  5/31/2012                9,840              10,801
  6/30/2012                9,860              10,768
  7/31/2012               10,130              11,140
  8/31/2012               10,560              11,603
  9/30/2012               11,010              12,189
 10/31/2012               10,860              11,971
 11/30/2012               10,680              11,703
 12/31/2012               10,930              11,894
  1/31/2013               11,250              12,137
  2/28/2013               10,700              11,549
  3/31/2013               11,010              11,822
  4/30/2013               10,650              11,555
  5/31/2013               10,480              11,271
  6/30/2013               10,050              10,576
  7/31/2013               10,790              11,389
  8/31/2013               10,690              11,262
  9/30/2013               11,170              11,696
 10/31/2013               11,480              11,959
 11/30/2013               11,330              11,668
 12/31/2013               11,610              11,958
  1/31/2014               11,250              11,555
  2/28/2014               11,970              12,358
  3/31/2014               12,140              12,468
  4/30/2014               12,670              12,944
  5/31/2014               12,690              12,956
  6/30/2014               13,650              14,057
  7/31/2014               13,010              13,443            Past performance is not predictive of
  8/31/2014               13,460              13,905            future performance.
  9/30/2014               11,920              12,434            The returns shown do not reflect the
 10/31/2014               11,040              11,601            deduction of taxes that a shareholder
        Average Annual      One      Five       Since           would pay on fund distributions or the
        Total Return        Year     Years    Inception         redemption of fund shares.
        ---------------------------------------------------     MSCI data copyright MSCI 2014, all
                           -3.83%    7.31%      1.31%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                  [CHART]

                                              MSCI Emerging Markets Index
                     Emerging Markets Series           (net div.)
                     -----------------------  ---------------------------
10/31/2004                     $10,000                 $10,000
11/30/2004                      10,874                  10,926
12/31/2004                      11,583                  11,450
 1/31/2005                      11,677                  11,480
 2/28/2005                      12,546                  12,481
 3/31/2005                      11,689                  11,656
 4/30/2005                      11,412                  11,343
 5/31/2005                      11,754                  11,738
 6/30/2005                      12,109                  12,137
 7/31/2005                      12,888                  12,985
 8/31/2005                      12,971                  13,097
 9/30/2005                      14,005                  14,316
10/31/2005                      13,308                  13,380
11/30/2005                      14,271                  14,487
12/31/2005                      15,097                  15,343
 1/31/2006                      16,545                  17,057
 2/28/2006                      16,497                  17,037
 3/31/2006                      16,722                  17,187
 4/30/2006                      17,726                  18,411
 5/31/2006                      15,682                  16,482
 6/30/2006                      15,665                  16,442
 7/31/2006                      15,954                  16,677
 8/31/2006                      16,456                  17,102
 9/30/2006                      16,686                  17,244
10/31/2006                      17,685                  18,063
11/30/2006                      18,819                  19,406
12/31/2006                      19,581                  20,280
 1/31/2007                      19,870                  20,061
 2/28/2007                      19,569                  19,942
 3/31/2007                      20,461                  20,737
 4/30/2007                      21,772                  21,697
 5/31/2007                      23,231                  22,771
 6/30/2007                      23,615                  23,839
 7/31/2007                      24,188                  25,096
 8/31/2007                      23,774                  24,563
 9/30/2007                      25,871                  27,276
10/31/2007                      28,712                  30,317
11/30/2007                      26,840                  28,168
12/31/2007                      26,745                  28,267
 1/31/2008                      24,418                  24,740
 2/29/2008                      25,198                  26,566
 3/31/2008                      24,418                  25,160
 4/30/2008                      26,167                  27,202
 5/31/2008                      26,320                  27,706
 6/30/2008                      23,621                  24,943
 7/31/2008                      23,314                  24,002
 8/31/2008                      21,931                  22,085
 9/30/2008                      18,884                  18,220
10/31/2008                      13,910                  13,234
11/30/2008                      12,652                  12,237
12/31/2008                      13,644                  13,192
 1/31/2009                      12,599                  12,340
 2/28/2009                      11,784                  11,644
 3/31/2009                      13,485                  13,317
 4/30/2009                      15,487                  15,533
 5/31/2009                      18,128                  18,187
 6/30/2009                      17,974                  17,942
 7/31/2009                      20,035                  19,960
 8/31/2009                      20,106                  19,888
 9/30/2009                      21,884                  21,694
10/31/2009                      21,429                  21,720
11/30/2009                      22,711                  22,654
12/31/2009                      23,532                  23,548
 1/31/2010                      22,250                  22,235
 2/28/2010                      22,522                  22,313
 3/31/2010                      24,412                  24,114
 4/30/2010                      24,560                  24,407
 5/31/2010                      22,280                  22,260
 6/30/2010                      22,315                  22,096
 7/31/2010                      24,282                  23,936
 8/31/2010                      23,721                  23,471
 9/30/2010                      26,421                  26,080
10/31/2010                      27,224                  26,837
11/30/2010                      26,615                  26,129
12/31/2010                      28,783                  27,993
 1/31/2011                      28,039                  27,234
 2/28/2011                      27,844                  26,980
 3/31/2011                      29,398                  28,566
 4/30/2011                      30,425                  29,452
 5/31/2011                      29,587                  28,680
 6/30/2011                      29,238                  28,238
 7/31/2011                      29,014                  28,113
 8/31/2011                      26,669                  25,601
 9/30/2011                      22,634                  21,868
10/31/2011                      25,470                  24,765
11/30/2011                      24,589                  23,114
12/31/2011                      23,875                  22,836
 1/31/2012                      26,432                  25,426
 2/29/2012                      27,868                  26,949
 3/31/2012                      27,147                  26,049
 4/30/2012                      26,663                  25,738
 5/31/2012                      23,792                  22,852
 6/30/2012                      24,973                  23,734
 7/31/2012                      25,174                  24,197
 8/31/2012                      25,346                  24,116
 9/30/2012                      26,763                  25,571
10/31/2012                      26,627                  25,416
11/30/2012                      26,976                  25,739
12/31/2012                      28,559                  26,997
 1/31/2013                      28,706                  27,369
 2/28/2013                      28,376                  27,026
 3/31/2013                      27,974                  26,560
 4/30/2013                      28,293                  26,760
 5/31/2013                      27,377                  26,074
 6/30/2013                      25,659                  24,414
 7/31/2013                      26,037                  24,669
 8/31/2013                      25,428                  24,245
 9/30/2013                      27,242                  25,822
10/31/2013                      28,488                  27,076
11/30/2013                      28,063                  26,681
12/31/2013                      27,779                  26,295
 1/31/2014                      25,854                  24,587
 2/28/2014                      26,793                  25,402
 3/31/2014                      27,738                  26,182
 4/30/2014                      27,903                  26,269
 5/31/2014                      28,854                  27,186
 6/30/2014                      29,657                  27,908
 7/31/2014                      30,012                  28,448
 8/31/2014                      30,951                  29,089               Past performance is not predictive of
 9/30/2014                      28,677                  26,933               future performance.
10/31/2014                      28,984                  27,250               The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual        One         Five         Ten                 would pay on fund distributions or the
          Total Return          Year        Years       Years                redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                1.74%       6.23%       11.23%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                             CHART

             Emerging Markets    MSCI Emerging Markets
             Small Cap Series      Index (net div.)
             ----------------    -------------------
 10/31/2004       $10,000            $10,000
 11/30/2004        10,946             10,926
 12/31/2004        11,530             11,450
  1/31/2005        11,857             11,480
  2/28/2005        12,607             12,481
  3/31/2005        11,744             11,656
  4/30/2005        11,315             11,343
  5/31/2005        11,536             11,738
  6/30/2005        11,827             12,137
  7/31/2005        12,488             12,985
  8/31/2005        12,571             13,097
  9/30/2005        13,405             14,316
 10/31/2005        12,756             13,380
 11/30/2005        13,667             14,487
 12/31/2005        14,565             15,343
  1/31/2006        15,982             17,057
  2/28/2006        16,161             17,037
  3/31/2006        16,452             17,187
  4/30/2006        17,804             18,411
  5/31/2006        15,935             16,482
  6/30/2006        15,238             16,442
  7/31/2006        15,589             16,677
  8/31/2006        16,137             17,102
  9/30/2006        16,595             17,244
 10/31/2006        17,851             18,063
 11/30/2006        19,208             19,406
 12/31/2006        20,095             20,280
  1/31/2007        20,494             20,061
  2/28/2007        20,667             19,942
  3/31/2007        21,601             20,737
  4/30/2007        23,256             21,697
  5/31/2007        25,113             22,771
  6/30/2007        25,869             23,839
  7/31/2007        27,137             25,096
  8/31/2007        26,018             24,563
  9/30/2007        27,810             27,276
 10/31/2007        29,917             30,317
 11/30/2007        27,530             28,168
 12/31/2007        27,851             28,267
  1/31/2008        24,512             24,740
  2/29/2008        25,220             26,566
  3/31/2008        24,048             25,160
  4/30/2008        25,512             27,202
  5/31/2008        25,369             27,706
  6/30/2008        22,446             24,943
  7/31/2008        22,107             24,002
  8/31/2008        20,774             22,085
  9/30/2008        17,036             18,220
 10/31/2008        11,875             13,234
 11/30/2008        11,155             12,237
 12/31/2008        12,738             13,192
  1/31/2009        11,768             12,340
  2/28/2009        11,048             11,644
  3/31/2009        12,571             13,317
  4/30/2009        15,119             15,533
  5/31/2009        18,554             18,187
  6/30/2009        18,464             17,942
  7/31/2009        20,827             19,960
  8/31/2009        21,077             19,888
  9/30/2009        22,839             21,694
 10/31/2009        22,821             21,720
 11/30/2009        24,179             22,654
 12/31/2009        25,512             23,548
  1/31/2010        24,393             22,235
  2/28/2010        24,815             22,313
  3/31/2010        26,940             24,114
  4/30/2010        27,387             24,407
  5/31/2010        24,643             22,260
  6/30/2010        25,304             22,096
  7/31/2010        27,637             23,936
  8/31/2010        27,774             23,471
  9/30/2010        31,155             26,080
 10/31/2010        32,399             26,837
 11/30/2010        31,536             26,129
 12/31/2010        33,351             27,993
  1/31/2011        31,952             27,234
  2/28/2011        31,024             26,980
  3/31/2011        32,756             28,566
  4/30/2011        34,488             29,452
  5/31/2011        33,720             28,680
  6/30/2011        33,714             28,238
  7/31/2011        34,101             28,113
  8/31/2011        30,875             25,601
  9/30/2011        25,393             21,868
 10/31/2011        28,208             24,765
 11/30/2011        26,845             23,114
 12/31/2011        26,131             22,836
  1/31/2012        29,089             25,426
  2/29/2012        31,476             26,949
  3/31/2012        30,679             26,049
  4/30/2012        29,946             25,738
  5/31/2012        27,220             22,852
  6/30/2012        28,262             23,734
  7/31/2012        27,929             24,197
  8/31/2012        28,661             24,116
  9/30/2012        30,339             25,571
 10/31/2012        30,238             25,416
 11/30/2012        30,774             25,739
 12/31/2012        32,679             26,997
  1/31/2013        33,292             27,369
  2/28/2013        33,643             27,026
  3/31/2013        33,500             26,560
  4/30/2013        34,185             26,760
  5/31/2013        33,714             26,074
  6/30/2013        30,798             24,414
  7/31/2013        30,952             24,669
  8/31/2013        29,673             24,245
  9/30/2013        31,851             25,822
 10/31/2013        33,083             27,076
 11/30/2013        32,625             26,681
 12/31/2013        32,369             26,295
  1/31/2014        30,994             24,587
  2/28/2014        32,387             25,402
  3/31/2014        33,506             26,182
  4/30/2014        33,786             26,269
  5/31/2014        34,946             27,186
  6/30/2014        35,863             27,908
  7/31/2014        35,952             28,448
  8/31/2014        37,071             29,089
  9/30/2014        35,244             26,933              Past performance is not predictive of
 10/31/2014        34,935             27,250              future performance.
                                                          The returns shown do not reflect the
                                                          deduction of taxes that a shareholder
       Average Annual     One      Five      Ten          would pay on fund distributions or the
       Total Return       Year     Years    Years         redemption of fund shares.
       -----------------------------------------------    MSCI data copyright MSCI 2014, all
                          5.60%    8.89%    13.32%        rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index /SM/........ 20.69%

   Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 260 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were 15.67% for the Series and 16.46% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series excludes real estate investment trusts (REITs) and highly regulated utilities from eligibility while the Index holds stocks in these sectors. REITs and utilities generally outperformed other sectors during the period, which detracted from the Series' relative performance. Lower book to market stocks outperformed higher book to market stocks within the index. The Series had less weight than the index in lower book to market stocks, which detracted from relative performance.

 International Equity Market Review          12 Months Ended October 31, 2014

Performance of non-US developed markets was generally negative for the period. Only large cap growth stocks had positive returns. As measured by the MSCI world ex USA indices, large cap stocks outperformed small cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -0.15%
           MSCI World ex USA Small Cap Index.         -2.14%
           MSCI World ex USA Value Index.....         -0.62%
           MSCI World ex USA Growth Index....          0.31%

   During the period, the U.S. dollar (USD) appreciated against developed markets currencies, detracting from USD-denominated returns of non-US securities in developed markets.

                           12 Months Ended October 31, 2014
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.55%             0.12%
                  Japan.............................    13.47%            -0.70%
                  Canada............................    12.71%             4.26%
                  France............................     1.34%            -6.61%
                  Switzerland.......................     9.61%             3.13%
                  Germany...........................     2.52%            -5.52%
                  Australia.........................     6.74%            -0.92%
                  Spain.............................    10.44%             1.78%
                  Hong Kong.........................    10.24%            10.21%
                  Sweden............................    13.18%            -1.03%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

   Emerging markets generally had stronger performance over the period than developed markets with positive returns in each market segment except large cap value. As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........          0.64%
         MSCI Emerging Markets Small Cap Index.          3.18%
         MSCI Emerging Markets Value Index.....         -0.63%
         MSCI Emerging Markets Growth Index....          1.89%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, particularly those in Eastern Europe, decreasing USD denominated returns in emerging markets.

                       12 Months Ended October 31, 2014
                        --------------------------------

 Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollar
 ------------------------------------------  ------------ ---------------------
               China........................     6.44%             6.41%
               Korea........................    -6.24%            -6.94%
               Taiwan.......................    13.99%            10.11%
               Brazil.......................    -0.30%            -9.65%
               South Africa.................    17.13%             6.09%
               India........................    29.27%            29.39%
               Mexico.......................    10.96%             6.98%
               Russia.......................    -4.56%           -24.40%
               Malaysia.....................     3.85%            -0.37%
               Indonesia....................    17.88%             9.95%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series is designed to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 550 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ending October 31, 2014, total returns were -0.72% for the Series and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to value stocks. Value stocks, particularly those in Canada, generally underperformed the Index, which detracted from the Series' relative performance.

The Japanese Small Company Series

   The Japanese Small Company Series is designed to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 1,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were 2.46% for the Series and -0.24% for the MSCI Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Series' greater exposure than the Index to companies with smaller relative capitalization contributed to relative outperformance as these stocks generally outperformed during the period. This was partially offset by the Series' exclusion of real estate investment trusts (REITs), which outperformed and detracted from the Series' relative performance. Differences in the valuation timing and methodology between the Series and the Index also benefited the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Asia Pacific Small Company Series

   The Asia Pacific Small Company Series is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 880 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were -3.46% for the Series and -4.93% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Series' exclusion of growth-oriented small cap stocks with low profitability contributed to relative performance as these stocks underperformed. This was partially offset by the Series' exclusion of real estate investment trusts (REITs), which outperformed and detracted from the Series' relative performance. In addition, differences in the valuation timing and methodology between the Series and the Index benefited the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The United Kingdom Small Company Series

   The United Kingdom Small Company Series is designed to capture the returns of U.K. small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 320 securities. In general, cash exposure was low throughout the year, with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were 1.22% for the Series and -0.49% for the MSCI UK Small Cap Index (net dividends). As a result of the Series diversified investment approach, performance was determined principally by broad trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Series excludes a number of growth-oriented small cap stocks with low profitability that were held by the Index. These stocks generally underperformed, contributing to the Series' relative performance.

The Continental Small Company Series

   The Continental Small Company Series is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 1,180 securities in 14 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were -2.25% for the Series and -3.31% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. For the period, the Series' outperformance was primarily attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Canadian Small Company Series

   The Canadian Small Company Series is designed to capture the returns of Canadian small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 370 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were -3.83% for the Series and -3.00% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market. Due to construction methodology differences between the Series and the Index, the Series' holdings in the energy sector significantly underperformed those of the Index and contributed to the Series' relative underperformance. The Index held a number of companies in the energy sector that were outside of the Series' definition of small caps and these companies outperformed, which contributed to the Series' relative underperformance. The Series' exclusion of real estate investment trusts (REITs) also detracted from the Series' relative performance as REITs outperformed during the period.

The Emerging Markets Series

   The Emerging Markets Series is designed to capture the returns of large cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 1,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 1.74% for the Series and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Series' relative performance benefited from a lower weight than the Index in Russia, among the lowest performing emerging markets during the period, and a higher weight in India and Taiwan, among the best performing emerging markets during the period. The Series excludes certain countries from eligibility that the Index holds, such as the UAE and Qatar. Both of these countries underperformed, and their exclusion contributed to the Series' outperformance.

The Emerging Markets Small Cap Series

   The Emerging Markets Small Cap Series is designed to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 3,200 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were 5.60% for the Series and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Series focuses on small cap stocks while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks outperformed emerging markets large caps over the period, and the Series' greater exposure to small caps, particularly those in India, contributed to the Series' relative outperformance. During the year ended October 31, 2014, the Series did not invest in certain countries that the Index holds, such as the UAE, Qatar, and Russia. Russia underperformed significantly and, as it was excluded from the Series, contributed to the Series' relative performance.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                          Six Months Ended October 31, 2014
     EXPENSE TABLES
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/14  10/31/14    Ratio*   Period*
                                    --------- --------- ---------- --------
     The U.S. Large Cap Value Series
     -
     Actual Fund Return............ $1,000.00 $1,056.90    0.11%    $0.57
     Hypothetical 5% Annual Return. $1,000.00 $1,024.65    0.11%    $0.56

     The DFA International Value Series
     -
     Actual Fund Return............ $1,000.00 $  941.00    0.22%    $1.08
     Hypothetical 5% Annual Return. $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         05/01/14  10/31/14    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,049.50    0.13%    $0.67
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $  963.60    0.13%    $0.64
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $  924.20    0.11%    $0.53
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%    $0.56

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $  850.80    0.12%    $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $  871.30    0.12%    $0.57
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $1,038.70    0.15%    $0.77
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%    $0.77

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,034.00    0.26%    $1.33
Hypothetical 5% Annual Return........... $1,000.00 $1,023.89    0.26%    $1.33

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.3%
              Consumer Staples.............................   6.8%
              Energy.......................................  20.9%
              Financials...................................  20.7%
              Health Care..................................  10.6%
              Industrials..................................  12.1%
              Information Technology.......................   8.6%
              Materials....................................   3.3%
              Other........................................    --
              Telecommunication Services...................   4.4%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  11.5%
              Consumer Staples.............................   4.2%
              Energy.......................................  13.2%
              Financials...................................  35.2%
              Health Care..................................   4.0%
              Industrials..................................   9.0%
              Information Technology.......................   3.4%
              Materials....................................  11.3%
              Other........................................    --
              Telecommunication Services...................   5.1%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                       The Japanese Small Company Series
              Consumer Discretionary.......................  20.6%
              Consumer Staples.............................   8.8%
              Energy.......................................   1.0%
              Financials...................................  11.7%
              Health Care..................................   4.9%
              Industrials..................................  29.7%
              Information Technology.......................  11.5%
              Materials....................................  11.1%
              Telecommunication Services...................   0.2%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     The Asia Pacific Small Company Series
              Consumer Discretionary.......................  28.1%
              Consumer Staples.............................   4.8%
              Energy.......................................   5.0%
              Financials...................................  13.4%
              Health Care..................................   6.5%
              Industrials..................................  18.8%
              Information Technology.......................   5.7%
              Materials....................................  10.7%
              Other........................................    --
              Telecommunication Services...................   4.3%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                    The United Kingdom Small Company Series
              Consumer Discretionary.......................  25.9%
              Consumer Staples.............................   4.7%
              Energy.......................................   4.7%
              Financials...................................  15.1%
              Health Care..................................   3.8%
              Industrials..................................  24.9%
              Information Technology.......................   8.7%
              Materials....................................   6.8%
              Other........................................    --
              Telecommunication Services...................   2.8%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                     The Continental Small Company Series
              Consumer Discretionary.......................  14.5%
              Consumer Staples.............................   6.2%
              Energy.......................................   3.3%
              Financials...................................  17.9%
              Health Care..................................   9.8%
              Industrials..................................  26.3%
              Information Technology.......................   9.7%
              Materials....................................   7.7%
              Other........................................    --
              Telecommunication Services...................   2.4%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                       The Canadian Small Company Series
              Consumer Discretionary.......................  10.8%
              Consumer Staples.............................   3.7%
              Energy.......................................  26.9%
              Financials...................................   8.6%
              Health Care..................................   1.8%
              Industrials..................................  16.7%
              Information Technology.......................   6.4%
              Materials....................................  18.9%
              Other........................................    --
              Telecommunication Services...................   0.5%
              Utilities....................................   5.7%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................   9.3%
              Consumer Staples.............................   8.3%
              Energy.......................................   8.8%
              Financials...................................  26.1%
              Health Care..................................   2.2%
              Industrials..................................   7.9%
              Information Technology.......................  17.4%
              Materials....................................   8.9%
              Other........................................    --
              Telecommunication Services...................   7.3%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                     The Emerging Markets Small Cap Series
              Consumer Discretionary.......................  17.7%
              Consumer Staples.............................   8.8%
              Energy.......................................   2.3%
              Financials...................................  16.1%
              Health Care..................................   6.0%
              Industrials..................................  17.7%
              Information Technology.......................  13.5%
              Materials....................................  13.0%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.0%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (95.1%)
Consumer Discretionary -- (11.7%)
    Comcast Corp. Class A................  9,873,756 $  546,512,395            3.0%
#   Comcast Corp. Special Class A........  3,813,064    210,252,349            1.1%
    General Motors Co....................  3,814,989    119,790,655            0.7%
    Time Warner Cable, Inc...............  1,876,119    276,183,478            1.5%
#   Time Warner, Inc.....................  5,052,904    401,554,281            2.2%
    Other Securities.....................               691,314,995            3.7%
                                                     --------------           -----
Total Consumer Discretionary.............             2,245,608,153           12.2%
                                                     --------------           -----
Consumer Staples -- (6.4%)
    Archer-Daniels-Midland Co............  2,861,952    134,511,744            0.7%
    CVS Health Corp......................  6,986,047    599,472,693            3.3%
    Mondelez International, Inc. Class A.  6,213,977    219,104,829            1.2%
    Other Securities.....................               283,040,723            1.5%
                                                     --------------           -----
Total Consumer Staples...................             1,236,129,989            6.7%
                                                     --------------           -----
Energy -- (19.8%)
    Anadarko Petroleum Corp..............  2,644,697    242,730,291            1.3%
    Apache Corp..........................  1,895,772    146,353,598            0.8%
    Chevron Corp.........................  5,620,609    674,192,050            3.7%
    ConocoPhillips.......................  6,993,622    504,589,827            2.7%
    Exxon Mobil Corp.....................  4,477,321    433,001,714            2.4%
    Hess Corp............................  1,628,606    138,122,075            0.7%
    Marathon Oil Corp....................  3,640,872    128,886,869            0.7%
    Marathon Petroleum Corp..............  1,752,484    159,300,796            0.9%
    National Oilwell Varco, Inc..........  1,968,548    142,995,327            0.8%
    Occidental Petroleum Corp............  2,823,071    251,055,704            1.4%
    Phillips 66..........................  2,603,498    204,374,593            1.1%
    Valero Energy Corp...................  2,806,975    140,601,378            0.8%
    Other Securities.....................               653,113,763            3.5%
                                                     --------------           -----
Total Energy.............................             3,819,317,985           20.8%
                                                     --------------           -----
Financials -- (19.7%)
    American International Group, Inc....  3,145,850    168,523,184            0.9%
    Bank of America Corp................. 16,826,224    288,738,004            1.6%
    Bank of New York Mellon Corp. (The)..  3,470,782    134,388,679            0.7%
    Capital One Financial Corp...........  2,096,624    173,537,568            0.9%
    Citigroup, Inc.......................  5,327,316    285,171,225            1.6%
    Goldman Sachs Group, Inc. (The)......    919,421    174,680,796            1.0%
    JPMorgan Chase & Co.................. 10,466,709    633,026,560            3.4%
    MetLife, Inc.........................  2,280,037    123,669,207            0.7%
    Morgan Stanley.......................  5,045,057    176,324,742            1.0%
    Prudential Financial, Inc............  1,229,198    108,833,191            0.6%
    Wells Fargo & Co.....................  4,057,795    215,428,337            1.2%
    Other Securities.....................             1,316,622,406            7.1%
                                                     --------------           -----
Total Financials.........................             3,798,943,899           20.7%
                                                     --------------           -----
Health Care -- (10.1%)
    Aetna, Inc...........................  2,009,110    165,771,666            0.9%
*   Express Scripts Holding Co...........  3,072,578    236,035,442            1.3%
    Pfizer, Inc.......................... 22,619,948    677,467,443            3.7%
    Thermo Fisher Scientific, Inc........  1,580,260    185,791,168            1.0%
    WellPoint, Inc.......................  1,674,297    212,116,687            1.1%
    Other Securities.....................               468,823,592            2.6%
                                                     --------------           -----
Total Health Care........................             1,946,005,998           10.6%
                                                     --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                            Shares       Value+      of Net Assets**
                                                            ------       ------      ---------------
Industrials -- (11.5%)
      CSX Corp...........................................  5,604,703 $   199,695,568            1.1%
      Eaton Corp. P.L.C..................................  1,690,402     115,606,593            0.6%
      FedEx Corp.........................................    828,737     138,730,574            0.8%
      General Electric Co................................ 21,597,811     557,439,502            3.0%
#     Norfolk Southern Corp..............................  1,681,939     186,089,731            1.0%
      Northrop Grumman Corp..............................  1,364,645     188,266,424            1.0%
      Southwest Airlines Co..............................  3,905,821     134,672,708            0.7%
      Union Pacific Corp.................................  2,788,102     324,674,478            1.8%
      Other Securities...................................                372,674,139            2.0%
                                                                     ---------------          ------
Total Industrials........................................              2,217,849,717           12.0%
                                                                     ---------------          ------
Information Technology -- (8.2%)
      Cisco Systems, Inc.................................  8,906,456     217,940,978            1.2%
      Hewlett-Packard Co.................................  9,619,949     345,163,770            1.9%
#     Intel Corp.........................................  9,210,936     313,263,933            1.7%
#*    Micron Technology, Inc.............................  3,654,213     120,917,908            0.7%
      Other Securities...................................                586,548,708            3.1%
                                                                     ---------------          ------
Total Information Technology.............................              1,583,835,297            8.6%
                                                                     ---------------          ------
Materials -- (3.2%)
      Freeport-McMoRan, Inc..............................  4,647,012     132,439,842            0.7%
      Other Securities...................................                474,065,162            2.6%
                                                                     ---------------          ------
Total Materials..........................................                606,505,004            3.3%
                                                                     ---------------          ------
Telecommunication Services -- (4.2%)
#     AT&T, Inc.......................................... 18,488,608     644,143,103            3.5%
      Other Securities...................................                161,208,509            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                805,351,612            4.4%
                                                                     ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                 52,328,955            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             18,311,876,609           99.6%
                                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                      7,528            0.0%
                                                                     ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.077%. 87,103,094      87,103,094            0.5%
                                                                     ---------------          ------

SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund..................... 74,271,257     859,318,447            4.7%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,592,557,040)...............................              $19,258,305,678          104.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,245,608,153           --   --    $ 2,245,608,153
  Consumer Staples............   1,236,129,989           --   --      1,236,129,989
  Energy......................   3,819,317,985           --   --      3,819,317,985
  Financials..................   3,798,943,899           --   --      3,798,943,899
  Health Care.................   1,946,005,998           --   --      1,946,005,998
  Industrials.................   2,217,849,717           --   --      2,217,849,717
  Information Technology......   1,583,835,297           --   --      1,583,835,297
  Materials...................     606,505,004           --   --        606,505,004
  Telecommunication Services..     805,351,612           --   --        805,351,612
  Utilities...................      52,328,955           --   --         52,328,955
  Rights/Warrants.............              -- $      7,528   --              7,528
Temporary Cash Investments....      87,103,094           --   --         87,103,094
Securities Lending Collateral.              --  859,318,447   --        859,318,447
                               --------------- ------------   --    ---------------
TOTAL......................... $18,398,979,703 $859,325,975   --    $19,258,305,678
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (94.3%)
  AUSTRALIA -- (5.8%)
      Macquarie Group, Ltd............. 1,184,395 $ 64,009,420            0.7%
      National Australia Bank, Ltd..... 1,748,681   54,096,766            0.6%
      Santos, Ltd...................... 4,404,343   50,470,467            0.5%
      Suncorp Group, Ltd............... 3,736,013   48,613,845            0.5%
  #   Wesfarmers, Ltd.................. 2,317,545   90,193,505            1.0%
      Other Securities.................            266,392,193            2.8%
                                                  ------------            ----
  TOTAL AUSTRALIA......................            573,776,196            6.1%
                                                  ------------            ----

  AUSTRIA -- (0.1%)
      Other Securities.................             13,688,459            0.2%
                                                  ------------            ----

  BELGIUM -- (1.2%)
      Other Securities.................            115,542,460            1.2%
                                                  ------------            ----

  CANADA -- (7.8%)
      Canadian Natural Resources, Ltd.. 1,849,320   64,534,631            0.7%
  #   Manulife Financial Corp.......... 3,287,435   62,391,406            0.7%
      Suncor Energy, Inc............... 3,750,370  133,170,496            1.4%
      Other Securities.................            506,038,567            5.4%
                                                  ------------            ----
  TOTAL CANADA.........................            766,135,100            8.2%
                                                  ------------            ----

  CHINA -- (0.0%)
      Other Securities.................                 30,085            0.0%
                                                  ------------            ----

  DENMARK -- (1.4%)
      Other Securities.................            134,026,860            1.4%
                                                  ------------            ----

  FINLAND -- (0.7%)
      Other Securities.................             74,138,749            0.8%
                                                  ------------            ----

  FRANCE -- (8.0%)
      AXA SA........................... 4,004,754   92,503,906            1.0%
      BNP Paribas SA...................   783,124   49,213,123            0.5%
      Cie de St-Gobain................. 1,103,444   47,431,371            0.5%
      GDF Suez......................... 3,247,971   78,860,475            0.8%
      Orange SA........................ 3,989,277   63,510,770            0.7%
      Renault SA.......................   759,515   56,497,480            0.6%
      Societe Generale SA.............. 1,296,228   62,466,561            0.7%
      Vivendi SA....................... 3,686,124   90,049,366            1.0%
      Other Securities.................            244,827,209            2.6%
                                                  ------------            ----
  TOTAL FRANCE.........................            785,360,261            8.4%
                                                  ------------            ----

  GERMANY -- (6.3%)
      Allianz SE.......................   642,692  102,202,246            1.1%
      Bayerische Motoren Werke AG......   765,791   82,121,669            0.9%
      Daimler AG....................... 2,214,556  172,666,663            1.8%
      Other Securities.................            258,875,046            2.8%
                                                  ------------            ----
  TOTAL GERMANY........................            615,865,624            6.6%
                                                  ------------            ----

  HONG KONG -- (2.7%)
      Hutchison Whampoa, Ltd........... 5,076,000   64,497,462            0.7%
      Other Securities.................            202,183,086            2.2%
                                                  ------------            ----
  TOTAL HONG KONG......................            266,680,548            2.9%
                                                  ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------

IRELAND -- (0.2%)
    Other Securities........................            $   22,188,446            0.2%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                30,877,234            0.3%
                                                        --------------           -----

ITALY -- (1.8%)
    UniCredit SpA...........................  6,991,980     50,640,963            0.5%
    Other Securities........................               122,767,297            1.4%
                                                        --------------           -----
TOTAL ITALY.................................               173,408,260            1.9%
                                                        --------------           -----

JAPAN -- (21.0%)
    Honda Motor Co., Ltd....................  2,621,200     83,797,746            0.9%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    125,092,037            1.3%
    Mizuho Financial Group, Inc............. 51,323,400     93,527,433            1.0%
    Nippon Steel & Sumitomo Metal Corp...... 19,063,940     50,306,760            0.5%
    Nissan Motor Co., Ltd...................  5,844,900     53,315,418            0.6%
    NTT DOCOMO, Inc.........................  3,091,700     52,144,249            0.6%
    Sumitomo Mitsui Financial Group, Inc....  2,678,800    109,249,245            1.2%
    Other Securities........................             1,496,080,852           16.0%
                                                        --------------           -----
TOTAL JAPAN.................................             2,063,513,740           22.1%
                                                        --------------           -----

NETHERLANDS -- (3.2%)
*   ING Groep NV............................  6,479,202     92,784,515            1.0%
    Other Securities........................               221,541,679            2.4%
                                                        --------------           -----
TOTAL NETHERLANDS                                          314,326,194            3.4%
                                                        --------------           -----
NEW ZEALAND -- (0.1%)
    Other Securities........................                 9,374,710            0.1%
                                                        --------------           -----

NORWAY -- (0.8%)
    Other Securities........................                76,742,959            0.8%
                                                        --------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................                 3,873,915            0.0%
                                                        --------------           -----

SINGAPORE -- (1.2%)
    Other Securities........................               116,978,973            1.3%
                                                        --------------           -----

SPAIN -- (2.4%)
    Iberdrola SA............................ 11,714,112     82,923,213            0.9%
    Other Securities........................               153,903,256            1.6%
                                                        --------------           -----
TOTAL SPAIN.................................               236,826,469            2.5%
                                                        --------------           -----

SWEDEN -- (3.0%)
    Nordea Bank AB..........................  3,823,977     49,183,048            0.5%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     57,657,241            0.6%
    Other Securities........................               187,488,169            2.1%
                                                        --------------           -----
TOTAL SWEDEN................................               294,328,458            3.2%
                                                        --------------           -----

SWITZERLAND -- (9.9%)
    ABB, Ltd................................  3,170,149     69,548,848            0.7%
    Holcim, Ltd.............................    887,877     63,016,649            0.7%
    Novartis AG.............................  2,434,443    225,923,258            2.4%
    Novartis AG ADR.........................    681,571     63,174,816            0.7%
    Swiss Re AG.............................  1,547,148    125,103,648            1.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------

SWITZERLAND -- (Continued)
      UBS AG..................................  4,344,251 $   75,538,418            0.8%
      Zurich Insurance Group AG...............    333,311    100,869,393            1.1%
      Other Securities........................               246,924,514            2.7%
                                                          --------------          ------
TOTAL SWITZERLAND.............................               970,099,544           10.4%
                                                          --------------          ------

UNITED KINGDOM -- (16.4%)
      Anglo American P.L.C....................  3,310,475     69,895,879            0.7%
#     Barclays P.L.C. Sponsored ADR...........  5,060,358     77,929,513            0.8%
      BP P.L.C. Sponsored ADR.................  7,387,909    321,078,524            3.4%
      Glencore P.L.C..........................  9,442,477     48,445,899            0.5%
      HSBC Holdings P.L.C.....................  9,197,250     93,769,306            1.0%
      HSBC Holdings P.L.C. Sponsored ADR......  2,089,967    106,630,116            1.1%
#     Royal Dutch Shell P.L.C. ADR(780259107).  3,323,210    248,144,091            2.7%
      Royal Dutch Shell P.L.C. ADR(780259206).    755,142     54,211,644            0.6%
      Standard Chartered P.L.C................  4,120,837     62,029,541            0.7%
      Vodafone Group P.L.C.................... 27,417,470     91,175,542            1.0%
      Vodafone Group P.L.C. Sponsored ADR.....  2,196,216     72,958,305            0.8%
      Other Securities........................               361,708,827            3.9%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................             1,607,977,187           17.2%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             9,265,760,431           99.2%
                                                          --------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities........................                20,887,882            0.2%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities........................                   241,112            0.0%
                                                          --------------          ------
SPAIN -- (0.0%)
      Other Securities........................                   648,719            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   889,831            0.0%
                                                          --------------          ------

                                                             Value+
                                                   -         ------
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund.......... 46,617,671    539,366,448            5.8%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,769,870,982).....................              $9,826,904,592          105.2%
                                                          ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   18,343,012 $  555,433,184   --    $  573,776,196
  Austria.....................             --     13,688,459   --        13,688,459
  Belgium.....................      3,605,664    111,936,796   --       115,542,460
  Canada......................    766,135,100             --   --       766,135,100
  China.......................             --         30,085   --            30,085
  Denmark.....................             --    134,026,860   --       134,026,860
  Finland.....................      1,844,352     72,294,397   --        74,138,749
  France......................      4,069,567    781,290,694   --       785,360,261
  Germany.....................     60,551,498    555,314,126   --       615,865,624
  Hong Kong...................             --    266,680,548   --       266,680,548
  Ireland.....................      4,822,991     17,365,455   --        22,188,446
  Israel......................        752,406     30,124,828   --        30,877,234
  Italy.......................     21,181,850    152,226,410   --       173,408,260
  Japan.......................     69,435,900  1,994,077,840   --     2,063,513,740
  Netherlands.................     26,977,934    287,348,260   --       314,326,194
  New Zealand.................             --      9,374,710   --         9,374,710
  Norway......................      5,167,596     71,575,363   --        76,742,959
  Portugal....................             --      3,873,915   --         3,873,915
  Singapore...................             --    116,978,973   --       116,978,973
  Spain.......................      6,381,719    230,444,750   --       236,826,469
  Sweden......................     11,273,598    283,054,860   --       294,328,458
  Switzerland.................     96,770,573    873,328,971   --       970,099,544
  United Kingdom..............    924,692,710    683,284,477   --     1,607,977,187
Preferred Stocks
  Germany.....................             --     20,887,882   --        20,887,882
Rights/Warrants
  France......................             --        241,112   --           241,112
  Spain.......................             --        648,719   --           648,719
Securities Lending Collateral.             --    539,366,448   --       539,366,448
                               -------------- --------------   --    --------------
TOTAL......................... $2,022,006,470 $7,804,898,122   --    $9,826,904,592
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (86.8%)
Consumer Discretionary -- (17.9%)
    Aoyama Trading Co., Ltd.....................   315,900 $  7,513,669            0.3%
    H2O Retailing Corp..........................   442,605    7,361,480            0.3%
    Nifco, Inc..................................   295,500    9,363,392            0.4%
#   Resorttrust, Inc............................   291,116    7,018,444            0.3%
    Shimachu Co., Ltd...........................   295,800    7,615,745            0.3%
    Wacoal Holdings Corp........................   629,000    6,550,239            0.3%
    Other Securities............................            466,467,139           18.5%
                                                           ------------           -----
Total Consumer Discretionary....................            511,890,108           20.4%
                                                           ------------           -----
Consumer Staples -- (7.6%)
    Matsumotokiyoshi Holdings Co., Ltd..........   229,700    6,680,147            0.3%
    Sapporo Holdings, Ltd....................... 1,993,000    8,625,333            0.4%
#   Takara Holdings, Inc........................   814,000    6,480,260            0.3%
#   UNY Group Holdings Co., Ltd................. 1,471,300    7,799,995            0.3%
    Other Securities............................            189,525,032            7.4%
                                                           ------------           -----
Total Consumer Staples..........................            219,110,767            8.7%
                                                           ------------           -----
Energy -- (0.9%)
    Other Securities............................             25,847,200            1.0%
                                                           ------------           -----
Financials -- (10.2%)
    Awa Bank, Ltd. (The)........................ 1,185,000    7,105,993            0.3%
    Daishi Bank, Ltd. (The)..................... 2,061,000    7,293,168            0.3%
    Higo Bank, Ltd. (The)....................... 1,151,000    6,551,664            0.3%
    Juroku Bank, Ltd. (The)..................... 2,060,000    8,124,606            0.3%
    Keiyo Bank, Ltd. (The)...................... 1,325,000    6,927,376            0.3%
#*  Leopalace21 Corp............................ 1,523,700    9,543,623            0.4%
    Musashino Bank, Ltd. (The)..................   203,400    6,891,841            0.3%
    North Pacific Bank, Ltd..................... 1,846,200    7,610,951            0.3%
    San-In Godo Bank, Ltd. (The)................   980,000    7,550,640            0.3%
    Senshu Ikeda Holdings, Inc.................. 1,365,100    7,062,181            0.3%
    Other Securities............................            217,936,777            8.6%
                                                           ------------           -----
Total Financials................................            292,598,820           11.7%
                                                           ------------           -----
Health Care -- (4.3%)
    Other Securities............................            122,558,383            4.9%
                                                           ------------           -----
Industrials -- (25.8%)
    Aica Kogyo Co., Ltd.........................   318,300    6,588,512            0.3%
    DMG Mori Seiki Co., Ltd.....................   577,200    6,798,023            0.3%
    Fujikura, Ltd............................... 2,042,000    8,577,639            0.4%
#   Furukawa Electric Co., Ltd.................. 4,610,000    8,136,200            0.3%
    Glory, Ltd..................................   274,400    7,071,142            0.3%
#   Hazama Ando Corp............................ 1,049,700    7,056,975            0.3%
#   Iwatani Corp................................ 1,107,000    7,568,717            0.3%
#   Japan Steel Works, Ltd. (The)............... 1,988,000    7,111,136            0.3%
#   Maeda Corp..................................   845,000    7,470,851            0.3%
    Mitsui Engineering & Shipbuilding Co., Ltd.. 4,886,000   10,622,003            0.4%
    Nishi-Nippon Railroad Co., Ltd.............. 1,627,000    6,482,809            0.3%
    Nishimatsu Construction Co., Ltd............ 1,855,000    9,006,722            0.4%
    Nisshinbo Holdings, Inc.....................   929,000    7,672,103            0.3%
    OSG Corp....................................   455,100    7,420,946            0.3%
    Sankyu, Inc................................. 1,561,000    7,216,910            0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
Industrials -- (Continued)
      Sanwa Holdings Corp................  1,262,100 $    8,751,418            0.4%
      Tsubakimoto Chain Co...............    854,700      6,742,103            0.3%
      Other Securities...................               607,859,813           24.0%
                                                     --------------          ------
Total Industrials........................               738,154,022           29.5%
                                                     --------------          ------
Information Technology -- (10.0%)
      Anritsu Corp.......................    865,700      6,702,549            0.3%
      Horiba, Ltd........................    218,850      7,917,501            0.3%
#     IT Holdings Corp...................    519,701      8,491,586            0.4%
      Oki Electric Industry Co., Ltd.....  4,385,000     10,188,368            0.4%
#     SCREEN Holdings Co., Ltd...........  1,267,000      6,905,771            0.3%
#     Taiyo Yuden Co., Ltd...............    661,300      6,797,894            0.3%
      Other Securities...................               239,685,095            9.4%
                                                     --------------          ------
Total Information Technology.............               286,688,764           11.4%
                                                     --------------          ------
Materials -- (9.6%)
      ADEKA Corp.........................    530,500      6,847,875            0.3%
      Lintec Corp........................    312,600      6,526,618            0.3%
      Mitsui Mining & Smelting Co., Ltd..  3,666,000      9,724,344            0.4%
      Nihon Parkerizing Co., Ltd.........    275,800      6,583,269            0.3%
#     Sumitomo Osaka Cement Co., Ltd.....  2,682,000      8,383,958            0.3%
      Tokuyama Corp......................  2,222,000      6,495,139            0.3%
      Toyobo Co., Ltd....................  5,435,000      7,823,086            0.3%
      Other Securities...................               223,923,257            8.8%
                                                     --------------          ------
Total Materials..........................               276,307,546           11.0%
                                                     --------------          ------
Telecommunication Services -- (0.1%)
      Other Securities...................                 4,309,409            0.2%
                                                     --------------          ------
Utilities -- (0.4%)
      Other Securities...................                11,429,517            0.5%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,488,894,536           99.3%
                                                     --------------          ------

                                                        Value+
                                              -         ------             -
SECURITIES LENDING COLLATERAL -- (13.2%)
(S)@  DFA Short Term Investment Fund..... 32,591,293    377,081,264           15.1%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,741,341,199)................              $2,865,975,800          114.4%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $ 4,646,036 $  507,244,072   --    $  511,890,108
  Consumer Staples............     803,849    218,306,918   --       219,110,767
  Energy......................          --     25,847,200   --        25,847,200
  Financials..................  10,448,978    282,149,842   --       292,598,820
  Health Care.................          --    122,558,383   --       122,558,383
  Industrials.................          --    738,154,022   --       738,154,022
  Information Technology......          --    286,688,764   --       286,688,764
  Materials...................          --    276,307,546   --       276,307,546
  Telecommunication Services..          --      4,309,409   --         4,309,409
  Utilities...................          --     11,429,517   --        11,429,517
Securities Lending Collateral.          --    377,081,264   --       377,081,264
                               ----------- --------------   --    --------------
TOTAL......................... $15,898,863 $2,850,076,937   --    $2,865,975,800
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                           Percentage
                                             Shares       Value++        of Net Assets**
                                             ------       -------        ---------------
COMMON STOCKS -- (78.7%)
AUSTRALIA -- (41.6%)
#   Adelaide Brighton, Ltd................  3,634,701 $    10,838,815               0.8%
    Ansell, Ltd...........................    544,496       9,550,805               0.7%
#   Aristocrat Leisure, Ltd...............  3,124,863      17,765,461               1.2%
#   Beach Energy, Ltd.....................  9,353,942       9,675,702               0.7%
*   BlueScope Steel, Ltd..................  1,945,699       9,070,776               0.6%
#   carsales.com, Ltd.....................  1,736,291      16,384,267               1.1%
    CSR, Ltd..............................  3,291,003      10,072,540               0.7%
#   Downer EDI, Ltd.......................  2,989,518      12,624,250               0.9%
    DuluxGroup, Ltd.......................  3,082,903      14,569,397               1.0%
#   Echo Entertainment Group, Ltd.........  4,331,523      14,543,934               1.0%
    Fairfax Media, Ltd.................... 14,676,907      10,549,342               0.7%
#   GrainCorp, Ltd. Class A...............  1,240,760       9,596,665               0.7%
#   iiNET, Ltd............................  1,110,524       7,836,764               0.5%
    Independence Group NL.................  1,827,105       7,316,662               0.5%
#   Invocare, Ltd.........................    894,310       9,542,450               0.7%
#   IOOF Holdings, Ltd....................  1,906,008      15,203,012               1.1%
#   Iress, Ltd............................  1,080,718       9,403,408               0.7%
#   JB Hi-Fi, Ltd.........................    860,733      11,852,634               0.8%
#   M2 Group, Ltd.........................  1,270,142       8,813,121               0.6%
#   Metcash, Ltd..........................  4,422,950      11,046,633               0.8%
#   Mineral Resources, Ltd................  1,202,488       9,013,856               0.6%
#   Monadelphous Group, Ltd...............    707,732       7,849,897               0.5%
#   Myer Holdings, Ltd....................  4,168,808       7,079,608               0.5%
#   NIB Holdings, Ltd.....................  2,712,998       7,818,566               0.5%
#   OZ Minerals, Ltd......................  2,263,016       7,776,456               0.5%
#   Perpetual, Ltd........................    359,597      14,703,016               1.0%
    Primary Health Care, Ltd..............  3,240,864      13,281,170               0.9%
*   Qantas Airways, Ltd...................  4,914,897       7,343,406               0.5%
    Reece Australia, Ltd..................    238,257       6,983,909               0.5%
#   Sims Metal Management, Ltd............  1,378,490      13,761,961               1.0%
#   Sirtex Medical, Ltd...................    409,434       9,401,832               0.7%
    Spark Infrastructure Group............ 10,691,774      17,972,704               1.2%
#   Super Retail Group, Ltd...............  1,291,875       8,382,739               0.6%
    Tabcorp Holdings, Ltd.................  2,426,529       8,716,499               0.6%
#   TPG Telecom, Ltd......................  1,231,044       7,970,965               0.6%
#   Transpacific Industries Group, Ltd....  9,657,560       7,675,573               0.5%
#*  UGL, Ltd..............................  1,220,877       7,551,660               0.5%
    Other Securities......................                376,339,345              25.7%
                                                      ---------------              -----
TOTAL AUSTRALIA...........................                765,879,800              52.7%
                                                      ---------------              -----

BERMUDA -- (0.0%)
    Other Securities......................                     26,808               0.0%
                                                      ---------------              -----

CHINA -- (0.2%)
    Other Securities......................                  3,119,336               0.2%
                                                      ---------------              -----

HONG KONG -- (20.7%)
    Dah Sing Financial Holdings, Ltd......  1,208,544       7,525,263               0.5%
#   Esprit Holdings, Ltd.................. 13,739,550      17,211,169               1.2%
    Hopewell Holdings, Ltd................  2,973,000      10,569,755               0.7%
#   Luk Fook Holdings International, Ltd..  2,792,000       8,306,888               0.6%
    Melco International Development, Ltd..  3,620,000       9,838,366               0.7%
    Xinyi Glass Holdings, Ltd............. 16,212,000       9,536,952               0.7%
    Other Securities......................                317,754,477              21.8%
                                                      ---------------              -----
TOTAL HONG KONG......................................     380,742,870              26.2%
                                                      ---------------              -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                 Percentage
                                                Shares          Value++        of Net Assets**
                                                ------          -------        ---------------
NEW ZEALAND -- (7.1%)
#     Fisher & Paykel Healthcare Corp., Ltd..  4,076,344    $    17,813,660               1.2%
#     Infratil, Ltd..........................  3,206,161          7,206,718               0.5%
#     Ryman Healthcare, Ltd..................  2,312,512         13,691,535               0.9%
#     Sky Network Television, Ltd............  2,017,881         10,019,430               0.7%
#     SKYCITY Entertainment Group, Ltd.......  4,308,638         13,173,223               0.9%
      Other Securities.......................                    68,677,900               4.8%
                                                            ---------------             ------
TOTAL NEW ZEALAND............................                   130,582,466               9.0%
                                                            ---------------             ------
SINGAPORE -- (9.1%)
      Singapore Post, Ltd....................  6,765,120         10,383,577               0.7%
      Venture Corp., Ltd.....................  1,694,000         10,203,641               0.7%
      Other Securities.......................                   146,437,456              10.1%
                                                            ---------------             ------
TOTAL SINGAPORE..............................                   167,024,674              11.5%
                                                            ---------------             ------
TOTAL COMMON STOCKS..........................                 1,447,375,954              99.6%
                                                            ---------------             ------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                            --               0.0%
                                                            ---------------             ------
HONG KONG -- (0.0%)
      Other Securities.......................                        87,216               0.0%
                                                            ---------------             ------
SINGAPORE -- (0.0%)
      Other Securities.......................                         2,095               0.0%
                                                            ---------------             ------
TOTAL RIGHTS/WARRANTS........................                        89,311               0.0%
                                                            ---------------             ------

                                                                Value+
                                                  -             ------                -
SECURITIES LENDING COLLATERAL -- (21.3%)
(S)@  DFA Short Term Investment Fund......... 33,782,209        390,860,156              26.9%
                                                            ---------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,833,068,732)....................                 $ 1,838,325,421             126.5%
                                                            ===============             ======

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                 -------------------------------------------------
                                   Level 1      Level 2     Level 3     Total
                                 ----------- -------------- ------- --------------
Common Stocks
  Australia..................... $12,261,409 $  753,618,391   --    $  765,879,800
  Bermuda.......................          --         26,808   --            26,808
  China.........................          --      3,119,336   --         3,119,336
  Hong Kong.....................   1,079,370    379,663,500   --       380,742,870
  New Zealand...................     396,491    130,185,975   --       130,582,466
  Singapore.....................     485,216    166,539,458   --       167,024,674
Rights/Warrants
  Australia.....................          --             --   --                --
  Hong Kong.....................          --         87,216   --            87,216
  Singapore.....................          --          2,095   --             2,095
  Securities Lending Collateral.          --    390,860,156   --       390,860,156
                                 ----------- --------------   --    --------------
TOTAL........................... $14,222,486 $1,824,102,935   --    $1,838,325,421
                                 =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
 COMMON STOCKS -- (97.3%)
 Consumer Discretionary -- (25.2%)
     Barratt Developments P.L.C........  3,291,665 $ 22,127,812            1.1%
     Bellway P.L.C.....................    652,849   18,313,143            0.9%
     Berkeley Group Holdings P.L.C.....    687,947   25,159,106            1.3%
     Daily Mail & General Trust P.L.C..  1,422,483   17,999,359            0.9%
     Dixons Carphone P.L.C.............  2,319,507   14,728,353            0.7%
     Greene King P.L.C.................  1,421,372   18,273,797            0.9%
     Howden Joinery Group P.L.C........  3,423,456   18,783,244            0.9%
     Inchcape P.L.C....................  2,330,419   25,961,589            1.3%
     Informa P.L.C.....................  3,256,622   25,106,456            1.3%
     Rightmove P.L.C...................    492,413   16,655,156            0.8%
     Taylor Wimpey P.L.C............... 14,989,056   28,472,629            1.4%
 *   Thomas Cook Group P.L.C...........  7,517,966   14,978,554            0.8%
     WH Smith P.L.C....................    711,405   12,844,258            0.6%
     William Hill P.L.C................  4,494,667   25,956,438            1.3%
     Other Securities..................             228,230,551           11.5%
                                                   ------------           -----
 Total Consumer Discretionary..........             513,590,445           25.7%
                                                   ------------           -----
 Consumer Staples -- (4.5%)
     Booker Group P.L.C................  7,511,637   16,881,209            0.8%
     Britvic P.L.C.....................  1,277,429   13,927,819            0.7%
     Tate & Lyle P.L.C.................  1,515,587   14,667,991            0.7%
     Other Securities..................              46,852,034            2.4%
                                                   ------------           -----
 Total Consumer Staples................              92,329,053            4.6%
                                                   ------------           -----
 Energy -- (4.6%)
     AMEC P.L.C........................  1,114,094   18,576,553            0.9%
     John Wood Group P.L.C.............  1,961,228   20,808,838            1.0%
     Other Securities..................              54,101,541            2.8%
                                                   ------------           -----
 Total Energy..........................              93,486,932            4.7%
                                                   ------------           -----
 Financials -- (14.7%)
     Amlin P.L.C.......................  2,654,495   19,373,906            1.0%
     Catlin Group, Ltd.................  1,883,388   16,179,782            0.8%
     Close Brothers Group P.L.C........    788,970   18,514,828            0.9%
     Henderson Group P.L.C.............  5,677,167   19,118,900            1.0%
     Hiscox, Ltd.......................  1,674,250   18,260,643            0.9%
     ICAP P.L.C........................  2,893,657   19,427,173            1.0%
     IG Group Holdings P.L.C...........  1,931,185   18,611,712            0.9%
     Man Group P.L.C...................  9,800,117   19,431,406            1.0%
     Other Securities..................             151,018,176            7.5%
                                                   ------------           -----
 Total Financials......................             299,936,526           15.0%
                                                   ------------           -----
 Health Care -- (3.7%)
 *   BTG P.L.C.........................  1,781,080   21,529,272            1.1%
     Hikma Pharmaceuticals P.L.C.......    713,706   21,647,047            1.1%
     Other Securities..................              32,975,002            1.6%
                                                   ------------           -----
 Total Health Care.....................              76,151,321            3.8%
                                                   ------------           -----
 Industrials -- (24.2%)
     Ashtead Group P.L.C...............  1,347,260   22,572,306            1.1%
     BBA Aviation P.L.C................  2,792,163   15,805,781            0.8%
     Berendsen P.L.C...................    852,867   13,810,534            0.7%
     Cobham P.L.C......................  5,618,202   26,207,126            1.3%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                   Percentage
                                         Shares      Value++     of Net Assets**
                                         ------      -------     ---------------
Industrials -- (Continued)
       DCC P.L.C.......................   447,754 $   25,092,474            1.3%
       Hays P.L.C...................... 7,359,440     14,534,905            0.7%
       Melrose Industries P.L.C........ 4,127,987     16,966,362            0.9%
       Rentokil Initial P.L.C.......... 9,576,875     18,886,873            1.0%
       Rotork P.L.C....................   446,606     18,307,009            0.9%
       Spirax-Sarco Engineering P.L.C..   399,105     18,236,514            0.9%
       Stagecoach Group P.L.C.......... 2,248,039     13,934,215            0.7%
       Other Securities................              289,288,480           14.5%
                                                  --------------          ------
Total Industrials......................              493,642,579           24.8%
                                                  --------------          ------
Information Technology -- (8.5%)
       Halma P.L.C..................... 2,008,362     20,039,284            1.0%
       Spectris P.L.C..................   601,319     17,368,409            0.9%
#      Telecity Group P.L.C............ 1,018,433     12,576,541            0.6%
       Other Securities................              121,983,693            6.1%
                                                  --------------          ------
Total Information Technology...........              171,967,927            8.6%
                                                  --------------          ------
Materials -- (6.6%)
       Croda International P.L.C.......   463,619     17,045,566            0.9%
       DS Smith P.L.C.................. 4,875,734     20,708,475            1.0%
       Essentra P.L.C.................. 1,229,761     13,539,887            0.7%
       Other Securities................               83,503,314            4.2%
                                                  --------------          ------
Total Materials........................              134,797,242            6.8%
                                                  --------------          ------
Telecommunication Services -- (2.7%)
       Inmarsat P.L.C.................. 2,296,017     25,210,004            1.3%
       TalkTalk Telecom Group P.L.C.... 2,703,937     13,013,957            0.6%
       Other Securities................               17,470,514            0.9%
                                                  --------------          ------
Total Telecommunication Services.......               55,694,475            2.8%
                                                  --------------          ------
Utilities -- (2.6%)
       Drax Group P.L.C................ 2,103,725     20,016,929            1.0%
       Pennon Group P.L.C.............. 2,061,341     27,507,186            1.4%
       Other Securities................                4,895,586            0.2%
                                                  --------------          ------
Total Utilities........................               52,419,701            2.6%
                                                  --------------          ------
TOTAL COMMON STOCKS....................            1,984,016,201           99.4%
                                                  --------------          ------

RIGHTS/WARRANTS -- (0.1%)
       Other Securities................                1,128,981            0.1%
                                                  --------------          ------

SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@   DFA Short Term Investment Fund.. 4,557,215     52,726,974            2.6%
                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,533,323,942)..............             $2,037,872,156          102.1%
                                                  ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $1,705,687 $  511,884,758   --    $  513,590,445
  Consumer Staples............         --     92,329,053   --        92,329,053
  Energy......................         --     93,486,932   --        93,486,932
  Financials..................         --    299,936,526   --       299,936,526
  Health Care.................    413,391     75,737,930   --        76,151,321
  Industrials.................         --    493,642,579   --       493,642,579
  Information Technology......     36,400    171,931,527   --       171,967,927
  Materials...................     41,172    134,756,070   --       134,797,242
  Telecommunication Services..         --     55,694,475   --        55,694,475
  Utilities...................         --     52,419,701   --        52,419,701
Rights/Warrants...............  1,083,818         45,163   --         1,128,981
Securities Lending Collateral.         --     52,726,974   --        52,726,974
                               ---------- --------------   --    --------------
TOTAL......................... $3,280,468 $2,034,591,688   --    $2,037,872,156
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                             Percentage
                                      Shares    Value++    of Net Assets**
                                      ------    -------    ---------------
      COMMON STOCKS -- (87.6%)
      AUSTRIA -- (2.0%)
          Other Securities...........         $ 71,759,411            2.3%
                                              ------------          ------

      BELGIUM -- (2.9%)
          Ackermans & van Haaren NV.. 121,561   15,159,547            0.5%
          Other Securities...........           90,389,162            2.8%
                                              ------------          ------
      TOTAL BELGIUM..................          105,548,709            3.3%
                                              ------------          ------

      DENMARK -- (4.6%)
          GN Store Nord A.S.......... 772,340   17,970,374            0.6%
      *   Jyske Bank A.S............. 267,531   14,424,929            0.5%
      *   Topdanmark A.S............. 507,925   16,167,201            0.5%
      *   Vestas Wind Systems A.S.... 531,291   17,731,821            0.6%
          Other Securities...........           99,264,289            3.1%
                                              ------------          ------
      TOTAL DENMARK..................          165,558,614            5.3%
                                              ------------          ------

      FINLAND -- (6.0%)
          Elisa Oyj.................. 702,558   19,299,483            0.6%
          Huhtamaki Oyj.............. 452,365   11,478,833            0.4%
          Kesko Oyj Class B.......... 315,046   11,948,285            0.4%
          Metso Oyj.................. 469,957   15,354,503            0.5%
      #   Neste Oil Oyj.............. 609,759   13,158,259            0.4%
          Orion Oyj Class B.......... 401,178   13,644,702            0.4%
          Other Securities...........          130,365,473            4.1%
                                              ------------          ------
      TOTAL FINLAND..................          215,249,538            6.8%
                                              ------------          ------

      FRANCE -- (10.4%)
      #   Ingenico................... 171,744   17,109,701            0.6%
          Lagardere SCA.............. 585,070   14,238,458            0.5%
      #   Neopost SA................. 171,272   11,886,247            0.4%
          Teleperformance............ 289,816   18,262,629            0.6%
          Other Securities...........          309,485,159            9.7%
                                              ------------          ------
      TOTAL FRANCE...................          370,982,194           11.8%
                                              ------------          ------

      GERMANY -- (13.1%)
          Aareal Bank AG............. 423,110   18,179,030            0.6%
          Deutsche Wohnen AG......... 885,948   19,997,303            0.6%
          Freenet AG................. 631,511   16,569,366            0.5%
          MTU Aero Engines AG........ 248,035   21,753,942            0.7%
          Rhoen Klinikum AG.......... 500,406   14,899,557            0.5%
          Stada Arzneimittel AG...... 298,237   11,491,332            0.4%
          TUI AG..................... 883,403   13,528,431            0.4%
          Other Securities...........          352,370,875           11.2%
                                              ------------          ------
      TOTAL GERMANY..................          468,789,836           14.9%
                                              ------------          ------

      GREECE -- (0.0%)
          Other Securities...........                  846            0.0%
                                              ------------          ------

      IRELAND -- (1.9%)
          Paddy Power P.L.C.......... 175,221   12,788,109            0.4%
          Smurfit Kappa Group P.L.C.. 564,905   11,671,917            0.4%
          Other Securities...........           43,098,054            1.3%
                                              ------------          ------
      TOTAL IRELAND..................           67,558,080            2.1%
                                              ------------          ------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        Percentage
                                             Shares       Value++     of Net Assets**
                                             ------       -------     ---------------
ISRAEL -- (2.3%)
    Other Securities......................             $   81,625,599            2.6%
                                                       --------------          ------

ITALY -- (8.6%)
    Azimut Holding SpA....................     526,953     12,333,896            0.4%
*   Banca Popolare dell'Emilia Romagna SC.   2,452,950     18,717,677            0.6%
*   Banca Popolare di Milano Scarl........  21,335,561     16,081,112            0.5%
*   Finmeccanica SpA......................   1,840,364     16,630,273            0.5%
    Prysmian SpA..........................     930,455     16,125,875            0.5%
    Other Securities......................                229,452,418            7.3%
                                                       --------------          ------
TOTAL ITALY...............................                309,341,251            9.8%
                                                       --------------          ------

NETHERLANDS -- (5.2%)
    Aalberts Industries NV................     507,343     13,523,613            0.4%
    Delta Lloyd NV........................   1,074,736     24,496,720            0.8%
    Nutreco NV............................     360,777     18,070,377            0.6%
#*  SBM Offshore NV.......................     962,257     12,044,543            0.4%
    TNT Express NV........................   2,283,752     13,274,323            0.4%
    Other Securities......................                104,658,516            3.3%
                                                       --------------          ------
TOTAL NETHERLANDS.........................                186,068,092            5.9%
                                                       --------------          ------

NORWAY -- (2.7%)
    Other Securities......................                 97,515,854            3.1%
                                                       --------------          ------

PORTUGAL -- (1.4%)
*   Banco Comercial Portugues SA.......... 116,756,305     13,196,571            0.4%
    Other Securities......................                 37,431,451            1.2%
                                                       --------------          ------
TOTAL PORTUGAL............................                 50,628,022            1.6%
                                                       --------------          ------

SPAIN -- (5.6%)
#   Bolsas y Mercados Espanoles SA........     387,022     14,724,818            0.5%
*   Gamesa Corp. Tecnologica SA...........   1,146,125     11,315,727            0.4%
*   Jazztel P.L.C.........................   1,097,205     17,541,651            0.6%
#   Viscofan SA...........................     224,736     13,214,604            0.4%
    Other Securities......................                142,936,668            4.4%
                                                       --------------          ------
TOTAL SPAIN...............................                199,733,468            6.3%
                                                       --------------          ------

SWEDEN -- (9.2%)
    Castellum AB..........................     752,681     11,542,461            0.4%
    JM AB.................................     372,482     12,039,459            0.4%
    Other Securities......................                306,117,751            9.7%
                                                       --------------          ------
TOTAL SWEDEN..............................                329,699,671           10.5%
                                                       --------------          ------

SWITZERLAND -- (11.7%)
    ams AG................................     305,882     10,968,617            0.4%
*   Dufry AG..............................     105,189     15,165,112            0.5%
    Flughafen Zuerich AG..................      19,754     12,587,599            0.4%
    GAM Holding AG........................     828,863     14,155,213            0.5%
    Georg Fischer AG......................      20,425     11,796,958            0.4%
    Helvetia Holding AG...................      32,824     15,608,324            0.5%
    Lonza Group AG........................     216,869     23,896,040            0.8%
    PSP Swiss Property AG.................     148,327     12,730,412            0.4%
    Straumann Holding AG..................      47,712     11,746,936            0.4%
    Other Securities......................                289,849,302            9.0%
                                                       --------------          ------
TOTAL SWITZERLAND.........................                418,504,513           13.3%
                                                       --------------          ------
TOTAL COMMON STOCKS.......................              3,138,563,698           99.6%
                                                       --------------          ------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
RIGHTS/WARRANTS -- (0.1%)
AUSTRIA -- (0.0%)
        Other Securities................            $          430            0.0%
                                                    --------------          ------

FRANCE -- (0.1%)
        Other Securities................                   735,420            0.0%
                                                    --------------          ------

GERMANY -- (0.0%)
        Other Securities................                   421,400            0.0%
                                                    --------------          ------

ITALY -- (0.0%)
        Other Securities................                   172,545            0.0%
                                                    --------------          ------

PORTUGAL -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SPAIN -- (0.0%)
        Other Securities................                   152,032            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                 1,481,827            0.0%
                                                    --------------          ------

                                                       Value+
                                                       ------
SECURITIES LENDING COLLATERAL -- (12.3%)
(S)@    DFA Short Term Investment Fund.. 38,146,040    441,349,686           14.0%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,059,179,623)...............              $3,581,395,211          113.6%
                                                    ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Austria.....................         -- $   71,759,411   --    $   71,759,411
  Belgium.....................         --    105,548,709   --       105,548,709
  Denmark.....................         --    165,558,614   --       165,558,614
  Finland.....................         --    215,249,538   --       215,249,538
  France...................... $  577,107    370,405,087   --       370,982,194
  Germany.....................  1,506,397    467,283,439   --       468,789,836
  Greece......................         --            846   --               846
  Ireland.....................         --     67,558,080   --        67,558,080
  Israel......................         --     81,625,599   --        81,625,599
  Italy.......................         --    309,341,251   --       309,341,251
  Netherlands.................         --    186,068,092   --       186,068,092
  Norway......................         --     97,515,854   --        97,515,854
  Portugal....................         --     50,628,022   --        50,628,022
  Spain.......................     34,154    199,699,314   --       199,733,468
  Sweden......................    377,647    329,322,024   --       329,699,671
  Switzerland.................         --    418,504,513   --       418,504,513
Rights/Warrants
  Austria.....................         --            430   --               430
  France......................         --        735,420   --           735,420
  Germany.....................         --        421,400   --           421,400
  Italy.......................         --        172,545   --           172,545
  Portugal....................         --             --   --                --
  Spain.......................         --        152,032   --           152,032
Securities Lending Collateral.         --    441,349,686   --       441,349,686
                               ---------- --------------   --    --------------
TOTAL......................... $2,495,305 $3,578,899,906   --    $3,581,395,211
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (78.8%)
Consumer Discretionary -- (8.5%)
#   Cineplex, Inc...............................   290,435 $ 10,941,724            1.3%
#   Corus Entertainment, Inc. Class B...........   414,416    7,626,093            0.9%
*   Great Canadian Gaming Corp..................   302,800    5,491,533            0.7%
#*  Imax Corp...................................   252,317    7,430,372            0.9%
    Linamar Corp................................   238,706   12,193,163            1.4%
    RONA, Inc...................................   681,945    8,319,723            1.0%
    Other Securities............................             39,355,775            4.6%
                                                           ------------          ------
Total Consumer Discretionary....................             91,358,383           10.8%
                                                           ------------          ------
Consumer Staples -- (3.0%)
#   Maple Leaf Foods, Inc.......................   536,764    9,286,986            1.1%
    Other Securities............................             22,403,255            2.6%
                                                           ------------          ------
Total Consumer Staples..........................             31,690,241            3.7%
                                                           ------------          ------
Energy -- (21.2%)
*   Bankers Petroleum, Ltd...................... 1,411,399    5,422,437            0.6%
#   Bonavista Energy Corp.......................   572,444    5,378,805            0.6%
#   Bonterra Energy Corp........................   138,595    6,230,965            0.7%
#   Canadian Energy Services & Technology Corp..   950,642    7,338,259            0.9%
#   Enbridge Income Fund Holdings, Inc..........   246,855    6,505,118            0.8%
*   Gran Tierra Energy, Inc..................... 1,393,412    6,354,765            0.7%
#   Mullen Group, Ltd...........................   483,025    9,385,784            1.1%
*   NuVista Energy, Ltd.........................   678,709    6,244,809            0.7%
#   Parkland Fuel Corp..........................   400,877    7,842,898            0.9%
#   Pason Systems, Inc..........................   368,652    8,821,742            1.0%
    Secure Energy Services, Inc.................   558,354   10,339,247            1.2%
    ShawCor, Ltd................................   125,996    5,550,509            0.7%
#   Surge Energy, Inc........................... 1,179,583    6,541,319            0.8%
    Trican Well Service, Ltd....................   817,696    7,327,740            0.9%
#   Whitecap Resources, Inc.....................   848,168   10,979,788            1.3%
    Other Securities............................            117,421,885           13.9%
                                                           ------------          ------
Total Energy....................................            227,686,070           26.8%
                                                           ------------          ------
Financials -- (6.8%)
    Canadian Western Bank.......................   300,957   10,080,411            1.2%
    FirstService Corp...........................   152,248    8,045,687            0.9%
#   Genworth MI Canada, Inc.....................   149,254    5,217,699            0.6%
    Home Capital Group, Inc.....................   241,200   11,560,822            1.4%
    Laurentian Bank of Canada...................   163,720    7,202,198            0.8%
    Other Securities............................             30,958,654            3.7%
                                                           ------------          ------
Total Financials................................             73,065,471            8.6%
                                                           ------------          ------
Health Care -- (1.4%)
*   Endo International P.L.C....................    82,099    5,485,893            0.7%
    Other Securities............................              9,961,226            1.1%
                                                           ------------          ------
Total Health Care...............................             15,447,119            1.8%
                                                           ------------          ------
Industrials -- (13.1%)
*   ATS Automation Tooling Systems, Inc.........   500,030    6,255,643            0.7%
    Badger Daylighting, Ltd.....................   212,981    5,232,637            0.6%
    MacDonald Dettwiler & Associates, Ltd.......   112,170    8,553,205            1.0%
#   Ritchie Bros Auctioneers, Inc...............   378,801    9,259,543            1.1%
#   Russel Metals, Inc..........................   332,255    9,684,199            1.1%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
Industrials -- (Continued)
      Stantec, Inc.........................    228,285 $   14,464,160            1.7%
      Toromont Industries, Ltd.............    262,225      6,261,013            0.7%
      TransForce, Inc......................    442,709     10,825,660            1.3%
#     Westshore Terminals Investment Corp..    274,032      8,351,891            1.0%
#     WSP Global, Inc......................    234,492      7,138,477            0.8%
      Other Securities.....................                55,234,526            6.6%
                                                       --------------          ------
Total Industrials..........................               141,260,954           16.6%
                                                       --------------          ------
Information Technology -- (5.1%)
*     Celestica, Inc.......................    949,607     10,430,890            1.2%
      DH Corp..............................    438,495     14,006,317            1.6%
      Other Securities.....................                29,917,238            3.6%
                                                       --------------          ------
Total Information Technology...............                54,354,445            6.4%
                                                       --------------          ------
Materials -- (14.9%)
      CCL Industries, Inc. Class B.........    111,467     11,268,843            1.3%
*     Dominion Diamond Corp................    385,640      5,395,983            0.6%
      HudBay Minerals, Inc.................  1,202,315      9,206,316            1.1%
*     Interfor Corp........................    373,031      5,672,997            0.7%
      Pan American Silver Corp.............    711,104      6,574,423            0.8%
      Stella-Jones, Inc....................    180,100      5,230,179            0.6%
      Other Securities.....................               116,725,872           13.8%
                                                       --------------          ------
Total Materials............................               160,074,613           18.9%
                                                       --------------          ------
Telecommunication Services -- (0.4%)
      Other Securities.....................                 4,162,391            0.5%
                                                       --------------          ------
Utilities -- (4.4%)
      Algonquin Power & Utilities Corp.....    930,215      7,593,255            0.9%
      Capital Power Corp...................    459,109     10,420,131            1.2%
#     Northland Power, Inc.................    517,996      7,707,549            0.9%
#     Superior Plus Corp...................    668,843      7,245,972            0.9%
      Other Securities.....................                14,834,337            1.7%
                                                       --------------          ------
Total Utilities............................                47,801,244            5.6%
                                                       --------------          ------
TOTAL COMMON STOCKS........................               846,900,931           99.7%
                                                       --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities.....................                    26,252            0.0%
                                                       --------------          ------

SECURITIES LENDING COLLATERAL -- (21.2%)
(S)@  DFA Short Term Investment Fund....... 19,706,531    228,004,569           26.8%
                                                       --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,214,058,509)..................              $1,074,931,752          126.5%
                                                       ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                 Level 1      Level 2    Level 3     Total
                               ------------ ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $ 91,358,383           --   --    $   91,358,383
  Consumer Staples............   31,690,241           --   --        31,690,241
  Energy......................  227,685,821 $        249   --       227,686,070
  Financials..................   73,065,471           --   --        73,065,471
  Health Care.................   15,439,083        8,036   --        15,447,119
  Industrials.................  141,260,954           --   --       141,260,954
  Information Technology......   54,354,445           --   --        54,354,445
  Materials...................  160,037,600       37,013   --       160,074,613
  Telecommunication Services..    4,162,391           --   --         4,162,391
  Utilities...................   47,801,244           --   --        47,801,244
Rights/Warrants...............           --       26,252   --            26,252
Securities Lending Collateral.           --  228,004,569   --       228,004,569
                               ------------ ------------   --    --------------
TOTAL......................... $846,855,633 $228,076,119   --    $1,074,931,752
                               ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (89.3%)
BRAZIL -- (6.2%)
#   AMBEV SA ADR........................................  4,395,524 $ 29,362,100            0.7%
    BRF SA ADR..........................................    539,479   14,053,428            0.3%
#   Petroleo Brasileiro SA ADR..........................  1,308,418   15,308,491            0.4%
    Other Securities....................................             218,287,452            5.2%
                                                                    ------------           -----
TOTAL BRAZIL............................................             277,011,471            6.6%
                                                                    ------------           -----

CHILE -- (1.4%)
    Other Securities....................................              64,072,471            1.5%
                                                                    ------------           -----

CHINA -- (14.2%)
    Bank of China, Ltd. Class H......................... 64,409,100   30,829,478            0.7%
    China Construction Bank Corp. Class H............... 60,826,590   45,382,653            1.1%
#   China Life Insurance Co., Ltd. ADR..................    321,472   14,385,872            0.4%
    China Mobile, Ltd. Sponsored ADR....................    926,803   57,545,198            1.4%
#   CNOOC, Ltd. ADR.....................................    127,716   19,970,951            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 70,069,185   46,432,446            1.1%
#   PetroChina Co., Ltd. ADR............................    141,297   17,732,773            0.4%
    Tencent Holdings, Ltd...............................  4,238,200   68,117,466            1.6%
    Other Securities....................................             335,139,774            8.0%
                                                                    ------------           -----
TOTAL CHINA.............................................             635,536,611           15.2%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................              27,696,617            0.7%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................              10,267,693            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               5,504,432            0.1%
                                                                    ------------           -----

GREECE -- (0.5%)
    Other Securities....................................              21,268,474            0.5%
                                                                    ------------           -----

HUNGARY -- (0.2%)
    Other Securities....................................              10,085,929            0.2%
                                                                    ------------           -----

INDIA -- (8.5%)
    HDFC Bank, Ltd......................................  1,530,953   22,816,462            0.6%
    Infosys, Ltd........................................    246,907   16,378,721            0.4%
#   Infosys, Ltd. Sponsored ADR.........................    211,972   14,172,448            0.3%
    ITC, Ltd............................................  2,345,449   13,543,182            0.3%
    Reliance Industries, Ltd............................  1,386,691   22,471,396            0.5%
    Tata Consultancy Services, Ltd......................    504,640   21,528,073            0.5%
    Other Securities....................................             271,621,769            6.5%
                                                                    ------------           -----
TOTAL INDIA.............................................             382,532,051            9.1%
                                                                    ------------           -----

INDONESIA -- (3.0%)
    Bank Central Asia Tbk PT............................ 12,941,000   13,970,328            0.3%
    Other Securities....................................             118,273,805            2.9%
                                                                    ------------           -----
TOTAL INDONESIA.........................................             132,244,133            3.2%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                                 ------     -------    ---------------
MALAYSIA -- (4.3%)
#   Malayan Banking Bhd.......................  5,072,736 $ 14,965,200            0.4%
    Other Securities..........................             177,724,955            4.2%
                                                          ------------           -----
TOTAL MALAYSIA................................             192,690,155            4.6%
                                                          ------------           -----

MEXICO -- (5.4%)
#   America Movil S.A.B. de C.V. Series L..... 37,750,669   46,171,244            1.1%
#*  Cemex S.A.B. de C.V. Sponsored ADR........  1,449,200   17,825,160            0.4%
#   Fomento Economico Mexicano S.A.B. de C.V..  1,793,669   17,279,694            0.4%
    Grupo Financiero Banorte S.A.B. de C.V....  2,706,211   17,343,062            0.4%
#   Grupo Mexico S.A.B. de C.V. Series B......  4,225,397   14,543,555            0.3%
    Grupo Televisa S.A.B. Series CPO..........  2,556,698   18,522,711            0.4%
    Other Securities..........................             110,176,180            2.8%
                                                          ------------           -----
TOTAL MEXICO..................................             241,861,606            5.8%
                                                          ------------           -----

PERU -- (0.3%)
    Other Securities..........................              12,716,077            0.3%
                                                          ------------           -----

PHILIPPINES -- (1.3%)
    Other Securities..........................              57,906,686            1.4%
                                                          ------------           -----

POLAND -- (1.7%)
    Other Securities..........................              75,493,710            1.8%
                                                          ------------           -----

RUSSIA -- (2.4%)
    Gazprom OAO Sponsored ADR.................  5,965,736   39,527,845            1.0%
    Other Securities..........................              68,471,968            1.6%
                                                          ------------           -----
TOTAL RUSSIA..................................             107,999,813            2.6%
                                                          ------------           -----

SOUTH AFRICA -- (7.4%)
    FirstRand, Ltd............................  3,475,911   14,888,452            0.4%
    MTN Group, Ltd............................  1,869,995   41,407,390            1.0%
    Naspers, Ltd. Class N.....................    330,032   41,164,606            1.0%
    Sanlam, Ltd...............................  2,156,341   13,626,005            0.3%
    Sasol, Ltd. Sponsored ADR.................    609,116   30,571,532            0.7%
    Standard Bank Group, Ltd..................  1,470,731   18,520,581            0.4%
    Other Securities..........................             171,748,520            4.1%
                                                          ------------           -----
TOTAL SOUTH AFRICA............................             331,927,086            7.9%
                                                          ------------           -----

SOUTH KOREA -- (13.5%)
    Hana Financial Group, Inc.................    408,553   14,148,126            0.3%
    Hyundai Mobis Co., Ltd....................     67,404   15,770,151            0.4%
    Hyundai Motor Co..........................    153,078   24,290,657            0.6%
    Naver Corp................................     28,421   20,111,321            0.5%
    POSCO.....................................     47,828   13,814,499            0.3%
    Samsung Electronics Co., Ltd..............     82,858   96,624,233            2.3%
    Samsung Electronics Co., Ltd. GDR.........     49,372   28,491,043            0.7%
    Shinhan Financial Group Co., Ltd..........    356,215   16,765,534            0.4%
*   SK Hynix, Inc.............................    591,090   26,359,238            0.6%
    Other Securities..........................             349,561,403            8.4%
                                                          ------------           -----
TOTAL SOUTH KOREA.............................             605,936,205           14.5%
                                                          ------------           -----

SPAIN -- (0.1%)
    Other Securities..........................               2,648,146            0.1%
                                                          ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                Percentage
                                                      Shares      Value++     of Net Assets**
                                                      ------      -------     ---------------
TAIWAN -- (13.7%)
      Fubon Financial Holding Co., Ltd.............  7,900,233 $   13,374,482            0.3%
      Hon Hai Precision Industry Co., Ltd.......... 13,621,302     43,111,377            1.0%
#     MediaTek, Inc................................  1,280,995     18,296,396            0.4%
      Taiwan Semiconductor Manufacturing Co., Ltd.. 25,188,808    109,190,220            2.6%
      Other Securities.............................               429,338,339           10.4%
                                                               --------------          ------
TOTAL TAIWAN.......................................               613,310,814           14.7%
                                                               --------------          ------

THAILAND -- (2.6%)
      PTT PCL......................................  1,203,800     13,601,425            0.3%
      Other Securities.............................               101,548,797            2.5%
                                                               --------------          ------
TOTAL THAILAND.....................................               115,150,222            2.8%
                                                               --------------          ------

TURKEY -- (1.7%)
      Other Securities.............................                75,903,106            1.8%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             3,999,763,508           95.6%
                                                               --------------          ------

PREFERRED STOCKS -- (3.7%)
BRAZIL -- (3.6%)
      Banco Bradesco SA............................  2,233,995     33,650,617            0.8%
      Itau Unibanco Holding SA.....................  2,825,064     41,923,253            1.0%
      Petroleo Brasileiro SA Sponsored ADR.........  1,884,456     23,046,897            0.6%
      Vale SA......................................  1,529,491     13,308,584            0.3%
      Other Securities.............................                47,986,045            1.1%
                                                               --------------          ------
TOTAL BRAZIL.......................................               159,915,396            3.8%
                                                               --------------          ------

CHILE -- (0.0%)
      Other Securities.............................                    29,097            0.0%
                                                               --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................                 5,631,663            0.1%
                                                               --------------          ------
TOTAL PREFERRED STOCKS.............................               165,576,156            3.9%
                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities.............................                    79,567            0.0%
                                                               --------------          ------
THAILAND -- (0.0%)
      Other Securities.............................                        --            0.0%
                                                               --------------          ------
TOTAL RIGHTS/WARRANTS..............................                    79,567            0.0%
                                                               --------------          ------

                                                                  Value+
                                                                  ------
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@  DFA Short Term Investment Fund............... 27,038,515    312,835,617            7.5%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,254,198,535)..........................              $4,478,254,848          107.0%
                                                               ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Brazil...................... $112,939,346 $  164,072,125   --    $  277,011,471
  Chile.......................   29,542,788     34,529,683   --        64,072,471
  China.......................  137,498,699    498,037,912   --       635,536,611
  Colombia....................   27,696,617             --   --        27,696,617
  Czech Republic..............           --     10,267,693   --        10,267,693
  Egypt.......................           --      5,504,432   --         5,504,432
  Greece......................           --     21,268,474   --        21,268,474
  Hungary.....................           --     10,085,929   --        10,085,929
  India.......................   43,191,897    339,340,154   --       382,532,051
  Indonesia...................      825,627    131,418,506   --       132,244,133
  Malaysia....................           --    192,690,155   --       192,690,155
  Mexico......................  241,861,606             --   --       241,861,606
  Peru........................   12,716,077             --   --        12,716,077
  Philippines.................      776,129     57,130,557   --        57,906,686
  Poland......................           --     75,493,710   --        75,493,710
  Russia......................    2,510,820    105,488,993   --       107,999,813
  South Africa................   40,617,243    291,309,843   --       331,927,086
  South Korea.................   23,107,675    582,828,530   --       605,936,205
  Spain.......................    2,648,146             --   --         2,648,146
  Taiwan......................   14,619,258    598,691,556   --       613,310,814
  Thailand....................  115,150,222             --   --       115,150,222
  Turkey......................    1,080,250     74,822,856   --        75,903,106
Preferred Stocks
  Brazil......................   29,186,093    130,729,303   --       159,915,396
  Chile.......................           --         29,097   --            29,097
  Colombia....................    5,631,663             --   --         5,631,663
Rights/Warrants
  Hong Kong...................           --         79,567   --            79,567
  Thailand....................           --             --   --                --
Securities Lending Collateral.           --    312,835,617   --       312,835,617
                               ------------ --------------   --    --------------
TOTAL......................... $841,600,156 $3,636,654,692   --    $4,478,254,848
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                        Percentage
                                                               Shares      Value++    of Net Assets**
                                                               ------      -------    ---------------
COMMON STOCKS -- (86.4%)
ARGENTINA -- (0.0%)
    Other Securities........................................             $          1            0.0%
                                                                         ------------          ------

BRAZIL -- (6.5%)
*   B2W Cia Digital.........................................   1,010,922   13,179,115            0.3%
    Cia Hering..............................................   1,170,190   11,805,299            0.2%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.   1,928,800    9,584,339            0.2%
    EDP -- Energias do Brasil SA............................   2,710,808   10,583,122            0.2%
    Equatorial Energia SA...................................   1,644,794   16,780,731            0.3%
    Estacio Participacoes SA................................   1,461,804   16,922,055            0.4%
    Kroton Educacional SA...................................   2,457,240   17,508,535            0.4%
    MRV Engenharia e Participacoes SA.......................   3,395,133   11,229,446            0.2%
    Odontoprev SA...........................................   3,083,796   11,141,528            0.2%
    Raia Drogasil SA........................................   1,124,075   10,193,104            0.2%
    Sul America SA..........................................   1,801,909    9,564,666            0.2%
    Totvs SA................................................     976,100   14,226,921            0.3%
    Other Securities........................................              210,140,000            4.3%
                                                                         ------------          ------
TOTAL BRAZIL................................................              362,858,861            7.4%
                                                                         ------------          ------

CAYMAN ISLANDS -- (0.0%)
    Other Securities........................................                  173,949            0.0%
                                                                         ------------          ------

CHILE -- (1.2%)
    Parque Arauco SA........................................   5,929,777   12,167,289            0.3%
    Other Securities........................................               55,087,000            1.1%
                                                                         ------------          ------
TOTAL CHILE.................................................               67,254,289            1.4%
                                                                         ------------          ------

CHINA -- (13.0%)
#   China Medical System Holdings, Ltd......................   5,090,500    9,385,336            0.2%
#   Geely Automobile Holdings, Ltd..........................  26,870,000   11,993,642            0.3%
#   Hanergy Thin Film Power Group, Ltd......................  42,960,000    9,801,792            0.2%
#*  Semiconductor Manufacturing International Corp.......... 113,913,000   11,810,133            0.2%
    Sino Biopharmaceutical, Ltd.............................  13,536,000   13,610,428            0.3%
    Other Securities........................................              669,516,693           13.6%
                                                                         ------------          ------
TOTAL CHINA.................................................              726,118,024           14.8%
                                                                         ------------          ------

COLOMBIA -- (0.1%)
    Other Securities........................................                3,754,432            0.1%
                                                                         ------------          ------

GREECE -- (0.5%)
    Other Securities........................................               29,197,746            0.6%
                                                                         ------------          ------

HONG KONG -- (0.0%)
    Other Securities........................................                  366,856            0.0%
                                                                         ------------          ------

HUNGARY -- (0.0%)
    Other Securities........................................                  755,325            0.0%
                                                                         ------------          ------

INDIA -- (10.7%)
    Aurobindo Pharma, Ltd...................................   1,129,123   17,834,037            0.4%
    Bharat Forge, Ltd.......................................     737,890    9,746,080            0.2%
    Eicher Motors, Ltd......................................      44,217    9,154,615            0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      Percentage
                                                              Shares     Value++    of Net Assets**
                                                              ------     -------    ---------------
INDIA -- (Continued)
    UPL, Ltd................................................ 2,016,992 $ 11,377,374            0.2%
    Other Securities........................................            547,895,680           11.1%
                                                                       ------------          ------
TOTAL INDIA.................................................            596,007,786           12.1%
                                                                       ------------          ------

INDONESIA -- (3.0%)
    Other Securities........................................            167,649,231            3.4%
                                                                       ------------          ------

ISRAEL -- (0.0%)
    Other Securities........................................                 11,979            0.0%
                                                                       ------------          ------

MALAYSIA -- (5.1%)
    Other Securities........................................            283,665,087            5.8%
                                                                       ------------          ------

MEXICO -- (4.3%)
#*  Alsea S.A.B. de C.V..................................... 4,466,994   14,001,806            0.3%
#   Banregio Grupo Financiero S.A.B. de C.V................. 1,587,291    9,194,000            0.2%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B........ 7,354,004   18,627,686            0.4%
#*  Gruma S.A.B. de C.V. Class B............................ 1,606,949   17,652,722            0.4%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V...... 1,896,020    9,405,301            0.2%
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 2,116,469   14,454,778            0.3%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......   100,208   13,496,013            0.3%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B..   724,790    9,771,512            0.2%
#*  Industrias CH S.A.B. de C.V. Series B................... 1,696,510    9,294,979            0.2%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.. 1,454,679   20,065,469            0.4%
    Other Securities........................................            106,482,210            2.0%
                                                                       ------------          ------
TOTAL MEXICO................................................            242,446,476            4.9%
                                                                       ------------          ------

PHILIPPINES -- (1.3%)
    Other Securities........................................             74,779,382            1.5%
                                                                       ------------          ------

POLAND -- (1.8%)
    Asseco Poland SA........................................   656,782    9,749,693            0.2%
    Lubelski Wegiel Bogdanka SA.............................   274,756    9,120,473            0.2%
    Other Securities........................................             82,706,939            1.7%
                                                                       ------------          ------
TOTAL POLAND................................................            101,577,105            2.1%
                                                                       ------------          ------

SOUTH AFRICA -- (7.3%)
    Aeci, Ltd...............................................   874,500    9,805,655            0.2%
    AVI, Ltd................................................ 2,864,947   18,683,109            0.4%
    Barloworld, Ltd......................................... 1,322,234   11,486,919            0.2%
#   Clicks Group, Ltd....................................... 2,503,733   17,074,770            0.4%
    Coronation Fund Managers, Ltd........................... 1,346,747   11,660,676            0.2%
#   Foschini Group, Ltd. (The).............................. 1,278,900   14,457,346            0.3%
    Nampak, Ltd............................................. 2,719,764   11,091,128            0.2%
    Omnia Holdings, Ltd.....................................   586,831   11,713,180            0.2%
    PPC, Ltd................................................ 4,672,984   12,536,595            0.3%
*   Sappi, Ltd.............................................. 4,863,405   19,262,207            0.4%
#   Spar Group, Ltd. (The).................................. 1,304,149   15,258,631            0.3%
    Sun International, Ltd..................................   901,369   10,096,536            0.2%
*   Telkom SA SOC, Ltd...................................... 2,411,246   12,813,649            0.3%
    Tongaat Hulett, Ltd.....................................   819,141   10,808,964            0.2%
    Other Securities........................................            223,472,489            4.5%
                                                                       ------------          ------
TOTAL SOUTH AFRICA..........................................            410,221,854            8.3%
                                                                       ------------          ------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
SOUTH KOREA -- (12.7%)
    DGB Financial Group, Inc............   721,377 $   10,286,948            0.2%
    Macquarie Korea Infrastructure Fund. 1,514,061     10,111,962            0.2%
    Other Securities....................              690,451,661           14.0%
                                                   --------------          ------
TOTAL SOUTH KOREA.......................              710,850,571           14.4%
                                                   --------------          ------

TAIWAN -- (12.6%)
    Other Securities....................              706,354,207           14.4%
                                                   --------------          ------

THAILAND -- (3.9%)
    Other Securities....................              216,046,356            4.4%
                                                   --------------          ------

TURKEY -- (2.4%)
    Other Securities....................              135,178,601            2.7%
                                                   --------------          ------
TOTAL COMMON STOCKS.....................            4,835,268,118           98.3%
                                                   --------------          ------
PREFERRED STOCKS -- (1.1%)
BRAZIL -- (1.0%)
    Other Securities....................               57,412,096            1.1%
                                                   --------------          ------

CHILE -- (0.0%)
    Other Securities....................                   14,136            0.0%
                                                   --------------          ------

COLOMBIA -- (0.1%)
    Other Securities....................                3,466,398            0.1%
                                                   --------------          ------

MALAYSIA -- (0.0%)
    Other Securities....................                   29,710            0.0%
                                                   --------------          ------
TOTAL PREFERRED STOCKS..................               60,922,340            1.2%
                                                   --------------          ------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities....................                      954            0.0%
                                                   --------------          ------

CHINA -- (0.0%)
    Other Securities....................                   16,652            0.0%
                                                   --------------          ------

HONG KONG -- (0.0%)
    Other Securities....................                  442,290            0.0%
                                                   --------------          ------

INDONESIA -- (0.0%)
    Other Securities....................                    2,968            0.0%
                                                   --------------          ------

MALAYSIA -- (0.0%)
    Other Securities....................                       --            0.0%
                                                   --------------          ------

POLAND -- (0.0%)
    Other Securities....................                    2,864            0.0%
                                                   --------------          ------

SOUTH KOREA -- (0.0%)
    Other Securities....................                   23,142            0.0%
                                                   --------------          ------

TAIWAN -- (0.0%)
    Other Securities....................                    1,123            0.0%
                                                   --------------          ------

THAILAND -- (0.0%)
    Other Securities....................                   12,789            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS...................                  502,782            0.0%
                                                   --------------          ------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@    DFA Short Term Investment Fund.. 60,395,887 $  698,780,414           14.2%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,112,385,384)...............              $5,595,473,654          113.7%
                                                    ==============          ======

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina................... $          1             --   --    $            1
  Brazil......................   10,395,875 $  352,462,986   --       362,858,861
  Cayman Islands..............      173,949             --   --           173,949
  Chile.......................    3,448,774     63,805,515   --        67,254,289
  China.......................      442,049    725,675,975   --       726,118,024
  Colombia....................    3,754,432             --   --         3,754,432
  Greece......................           --     29,197,746   --        29,197,746
  Hong Kong...................           --        366,856   --           366,856
  Hungary.....................           --        755,325   --           755,325
  India.......................      527,424    595,480,362   --       596,007,786
  Indonesia...................    2,642,819    165,006,412   --       167,649,231
  Israel......................           --         11,979   --            11,979
  Malaysia....................       97,116    283,567,971   --       283,665,087
  Mexico......................  242,291,101        155,375   --       242,446,476
  Philippines.................           --     74,779,382   --        74,779,382
  Poland......................           --    101,577,105   --       101,577,105
  South Africa................   11,844,483    398,377,371   --       410,221,854
  South Korea.................    7,659,035    703,191,536   --       710,850,571
  Taiwan......................      831,572    705,522,635   --       706,354,207
  Thailand....................  216,046,356             --   --       216,046,356
  Turkey......................    1,922,379    133,256,222   --       135,178,601
Preferred Stocks
  Brazil......................           --     57,412,096   --        57,412,096
  Chile.......................           --         14,136   --            14,136
  Colombia....................    3,466,398             --   --         3,466,398
  Malaysia....................           --         29,710   --            29,710
Rights/Warrants
  Brazil......................           --            954   --               954
  China.......................           --         16,652   --            16,652
  Hong Kong...................           --        442,290   --           442,290
  Indonesia...................           --          2,968   --             2,968
  Malaysia....................           --             --   --                --
  Poland......................           --          2,864   --             2,864
  South Korea.................           --         23,142   --            23,142
  Taiwan......................           --          1,123   --             1,123
  Thailand....................           --         12,789   --            12,789
Securities Lending Collateral.           --    698,780,414   --       698,780,414
                               ------------ --------------   --    --------------
TOTAL......................... $505,543,763 $5,089,929,891   --    $5,595,473,654
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                           The Japanese   The Asia
                                                              The U.S. Large    The DFA       Small     Pacific Small
                                                                Cap Value    International   Company       Company
                                                                 Series*     Value Series*    Series       Series*
                                                              -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $879,034, $520,229, $354,425
 and $358,051 of securities on loan, respectively)...........  $18,311,884    $9,287,538    $2,488,895   $1,447,465
Temporary Cash Investments at Value & Cost...................       87,103            --            --           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      859,318       539,366       377,081      390,860
Foreign Currencies at Value..................................           --        17,690         1,486        2,507
Cash.........................................................       13,825         5,422         1,528        3,441
Receivables:
  Investment Securities Sold.................................       20,227        24,359         2,766        1,118
  Dividends, Interest and Tax Reclaims.......................       21,253        23,482        13,265        1,317
  Securities Lending Income..................................          283           296           376          328
                                                               -----------    ----------    ----------   ----------
     Total Assets............................................   19,313,893     9,898,153     2,885,397    1,847,036
                                                               -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      859,318       539,366       377,081      390,860
  Investment Securities Purchased............................       75,770        13,093         2,549        2,179
  Due to Advisor.............................................        1,485         1,536           207          121
Unrealized Loss on Foreign Currency Contracts................           --             8            --            3
Accrued Expenses and Other Liabilities.......................          638           484           151           87
                                                               -----------    ----------    ----------   ----------
     Total Liabilities.......................................      937,211       554,487       379,988      393,250
                                                               -----------    ----------    ----------   ----------
NET ASSETS...................................................  $18,376,682    $9,343,666    $2,505,409   $1,453,786
                                                               ===========    ==========    ==========   ==========
Investments at Cost..........................................  $11,646,135    $8,230,505    $2,364,260   $1,442,209
                                                               ===========    ==========    ==========   ==========
Foreign Currencies at Cost...................................  $        --    $   17,831    $    1,505   $    2,520
                                                               ===========    ==========    ==========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series      Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $48,155,
 $405,924, $243,562, $432,917 and
 $871,848 of securities on loan,
 respectively)..............................  $1,985,145   $3,140,046   $  846,927    $4,165,419     $4,896,693
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      52,727      441,350      228,005       312,836        698,780
Foreign Currencies at Value.................       4,826       10,243          251        11,976         10,393
Cash........................................       2,460          338        2,616         6,150          8,696
Receivables:
  Investment Securities Sold................          82        4,135           95         7,772          4,844
  Dividends, Interest and Tax Reclaims......       5,936        1,554          779         3,360          4,367
  Securities Lending Income.................          30          572          227           421          2,258
                                              ----------   ----------   ----------    ----------     ----------
     Total Assets...........................   2,051,206    3,598,238    1,078,900     4,507,934      5,626,031
                                              ----------   ----------   ----------    ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      55,064      441,350      228,005       312,836        698,780
  Investment Securities Purchased...........          --        4,177        1,341         8,960          4,576
  Due to Advisor............................         164          262           74           346            826
Unrealized Loss on Foreign Currency
 Contracts..................................          --           --            9             1              5
Accrued Expenses and Other Liabilities......          80          172           42           340            406
                                              ----------   ----------   ----------    ----------     ----------
     Total Liabilities......................      55,308      445,961      229,471       322,483        704,593
                                              ----------   ----------   ----------    ----------     ----------
NET ASSETS..................................  $1,995,898   $3,152,277   $  849,429    $4,185,451     $4,921,438
                                              ==========   ==========   ==========    ==========     ==========
Investments at Cost.........................  $1,480,597   $2,617,830   $  986,054    $2,941,363     $4,413,605
                                              ==========   ==========   ==========    ==========     ==========
Foreign Currencies at Cost..................  $    4,863   $   10,332   $      251    $   12,030     $   10,444
                                              ==========   ==========   ==========    ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                        The Japanese   The Asia
                                                               The U.S.      The DFA       Small     Pacific Small
                                                              Large Cap   International   Company       Company
                                                             Value Series Value Series     Series       Series
                                                             ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $24,564,
   $4,408 and $1,164, respectively).........................  $  334,109    $ 429,413     $ 39,733     $  52,945
  Interest..................................................          25            1           --            --
  Income from Securities Lending............................       3,070       10,716        3,412         3,989
                                                              ----------    ---------     --------     ---------
     Total Investment Income................................     337,204      440,130       43,145        56,934
                                                              ----------    ---------     --------     ---------
Expenses
  Investment Advisory Services Fees.........................      16,749       18,658        2,353         1,392
  Accounting & Transfer Agent Fees..........................         840          479          123            81
  Custodian Fees............................................         177          807          445           313
  Shareholders' Reports.....................................          24           14            4             2
  Directors'/Trustees' Fees & Expenses......................         118           66           17            10
  Professional Fees.........................................         320          255           56            33
  Other.....................................................          71           82           23            14
                                                              ----------    ---------     --------     ---------
     Total Expenses.........................................      18,299       20,361        3,021         1,845
                                                              ----------    ---------     --------     ---------
  Fees Paid Indirectly......................................          --          (12)          (4)           (5)
                                                              ----------    ---------     --------     ---------
  Net Expenses..............................................      18,299       20,349        3,017         1,840
                                                              ----------    ---------     --------     ---------
  Net Investment Income (Loss)..............................     318,905      419,781       40,128        55,094
                                                              ----------    ---------     --------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................     755,725      173,096       97,004           882
    Foreign Currency Transactions...........................          --       (1,763)        (567)          (18)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............   1,319,300     (672,491)     (82,784)     (101,865)
    Translation of Foreign Currency Denominated Amounts.....          --       (1,379)        (535)          (11)
                                                              ----------    ---------     --------     ---------
  Net Realized and Unrealized Gain (Loss)...................   2,075,025     (502,537)      13,118      (101,012)
                                                              ----------    ---------     --------     ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................  $2,393,930    $ (82,756)    $ 53,246     $ (45,918)
                                                              ==========    =========     ========     =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                         The United     The
                                                          Kingdom   Continental The Canadian              The Emerging
                                                           Small       Small       Small     The Emerging   Markets
                                                          Company     Company     Company      Markets     Small Cap
                                                           Series     Series       Series       Series       Series
                                                         ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $73,
   $11,265, $3,135, $13,268 and $11,147,
   respectively)........................................ $  64,648   $  75,169    $ 18,660     $100,897     $102,507
  Interest..............................................        --          21          --            5            5
  Income from Securities Lending........................       297      10,965       3,089        4,838       20,018
                                                         ---------   ---------    --------     --------     --------
     Total Investment Income............................    64,945      86,155      21,749      105,740      122,530
                                                         ---------   ---------    --------     --------     --------
Expenses
  Investment Advisory Services Fees.....................     2,100       3,415         857        3,968        8,929
  Accounting & Transfer Agent Fees......................       110         182          44          210          235
  Custodian Fees........................................       105         563          75        1,577        2,347
  Shareholders' Reports.................................         3           5           1            6            7
  Directors'/Trustees' Fees & Expenses..................        15          24           6           28           31
  Professional Fees.....................................        51         110          19          146          219
  Other.................................................        18          31           6           37           46
                                                         ---------   ---------    --------     --------     --------
     Total Expenses.....................................     2,402       4,330       1,008        5,972       11,814
                                                         ---------   ---------    --------     --------     --------
  Fees Paid Indirectly..................................        (1)         (2)         (4)         (12)         (12)
                                                         ---------   ---------    --------     --------     --------
  Net Expenses..........................................     2,401       4,328       1,004        5,960       11,802
                                                         ---------   ---------    --------     --------     --------
  Net Investment Income (Loss)..........................    62,544      81,827      20,745       99,780      110,728
                                                         ---------   ---------    --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................   111,297     116,406      (2,865)     (24,811)     101,054
    Futures.............................................        --      (1,000)         --           --           --
    Foreign Currency Transactions.......................      (238)       (321)         86         (653)        (980)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........  (148,584)   (269,561)    (64,673)      12,344       20,955
    Translation of Foreign Currency Denominated
     Amounts............................................       (41)       (151)          5          (12)        (139)
                                                         ---------   ---------    --------     --------     --------
  Net Realized and Unrealized Gain (Loss)...............   (37,566)   (154,627)    (67,447)     (13,132)     120,890
                                                         ---------   ---------    --------     --------     --------
Net Increase (Decrease) in Net Assets Resulting
 from Operations........................................ $  24,978   $ (72,800)   $(46,702)    $ 86,648     $231,618
                                                         =========   =========    ========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $1,375, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          The U.S. Large Cap Value   The DFA International     The Japanese Small
                                                   Series                 Value Series           Company Series
                                          ------------------------  -----------------------  ----------------------
                                              Year         Year        Year         Year        Year        Year
                                             Ended        Ended       Ended        Ended       Ended       Ended
                                            Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                              2014         2013        2014         2013        2014        2013
                                          -----------  -----------  ----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   318,905  $   250,494  $  419,781  $   252,489  $   40,128  $   37,996
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........     755,725    1,042,669     173,096      394,216      97,004      94,606
    Futures..............................          --           --          --       (1,587)         --          --
    Foreign Currency Transactions........          --           --      (1,763)      (2,158)       (567)     (2,405)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................   1,319,300    2,531,751    (672,491)   1,329,657     (82,784)    403,911
    Translation of Foreign Currency
     Denominated Amounts.................          --           --      (1,379)         544        (535)        393
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................   2,393,930    3,824,914     (82,756)   1,973,161      53,246     534,501
                                          -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions..........................   1,721,914    1,639,135   1,022,273    1,055,913     296,221     268,246
  Withdrawals............................    (578,150)  (1,214,213)   (387,981)  (1,475,193)   (125,682)   (207,854)
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........   1,143,764      424,922     634,292     (419,280)    170,539      60,392
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................   3,537,694    4,249,836     551,536    1,553,881     223,785     594,893
Net Assets
  Beginning of Year......................  14,838,988   10,589,152   8,792,130    7,238,249   2,281,624   1,686,731
                                          -----------  -----------  ----------  -----------  ----------  ----------
  End of Year............................ $18,376,682  $14,838,988  $9,343,666  $ 8,792,130  $2,505,409  $2,281,624
                                          ===========  ===========  ==========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                              Year        Year        Year         Year        Year        Year
                                             Ended       Ended       Ended        Ended       Ended       Ended
                                            Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                              2014        2013        2014         2013        2014        2013
                                           ----------  ----------  ----------   ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   55,094  $   51,800  $   62,544   $   55,266  $   81,827  $   70,319
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........        882       2,045     111,297      110,830     116,406      61,594
    Futures...............................         --          --          --           --      (1,000)         --
    Foreign Currency Transactions.........        (18)         32        (238)           8        (321)        (97)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (101,865)     64,761    (148,584)     377,497    (269,561)    843,629
    Translation of Foreign Currency
     Denominated Amounts..................        (11)        (13)        (41)         (22)       (151)        123
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    (45,918)    118,625      24,978      543,579     (72,800)    975,568
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    315,024     243,954      17,172       20,921     106,051      97,213
  Withdrawals.............................    (80,818)   (100,941)    (34,539)     (41,051)    (98,740)   (100,194)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    234,206     143,013     (17,367)     (20,130)      7,311      (2,981)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    188,288     261,638       7,611      523,449     (65,489)    972,587
Net Assets
  Beginning of Year.......................  1,265,498   1,003,860   1,988,287    1,464,838   3,217,766   2,245,179
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,453,786  $1,265,498  $1,995,898   $1,988,287  $3,152,277  $3,217,766
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $14, $0 and $14, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                The Canadian Small   The Emerging Markets    The Emerging Markets
                                                  Company Series            Series             Small Cap Series
                                                ------------------  ----------------------  ----------------------
                                                  Year      Year       Year        Year        Year        Year
                                                 Ended     Ended      Ended       Ended       Ended       Ended
                                                Oct. 31,  Oct. 31,   Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                  2014      2013       2014        2013        2014        2013
                                                --------  --------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $ 20,745  $ 20,407  $   99,780  $   77,332  $  110,728  $   87,786
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................   (2,865)    5,104     (24,811)     24,456     101,054      69,227
    Futures....................................       --        --          --          --          --         463
    Foreign Currency Transactions..............       86       (36)       (653)       (130)       (980)     (1,240)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................  (64,673)   14,601      12,344     145,893      20,955     144,458
    Translation of Foreign Currency
     Denominated Amounts.......................        5       (11)        (12)         (8)       (139)        (41)
                                                --------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................  (46,702)   40,065      86,648     247,543     231,618     300,653
                                                --------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions................................  159,436    42,578     527,157     937,021     773,201   1,276,889
  Withdrawals..................................   (4,509)  (30,525)   (194,514)   (331,711)   (174,904)   (439,369)
                                                --------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.................  154,927    12,053     332,643     605,310     598,297     837,520
                                                --------  --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................  108,225    52,118     419,291     852,853     829,915   1,138,173
Net Assets
  Beginning of Year............................  741,204   689,086   3,766,160   2,913,307   4,091,523   2,953,350
                                                --------  --------  ----------  ----------  ----------  ----------
  End of Year.................................. $849,429  $741,204  $4,185,451  $3,766,160  $4,921,438  $4,091,523
                                                ========  ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1,375 and $1, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                     The U.S. Large Cap Value Series
                                                      -------------------------------------------------------------
                                                          Year         Year         Year        Year        Year
                                                         Ended        Ended        Ended       Ended       Ended
                                                        Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                          2014         2013         2012        2011        2010
--------------------------------------------------------------------------------------------------------------------
Total Return.........................................       15.67%       35.68%       18.31%       5.69%      19.96%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $18,376,682  $14,838,988  $10,589,152  $9,335,107  $8,816,400
Ratio of Expenses to Average Net Assets..............        0.11%        0.11%        0.12%       0.12%       0.12%
Ratio of Net Investment Income to Average Net Assets.        1.90%        1.98%        2.15%       1.79%       2.02%
Portfolio Turnover Rate..............................          15%          15%          10%         14%         28%
--------------------------------------------------------------------------------------------------------------------

                                                                           The DFA International Value Series
                                                              ------------------------------------------------------------
                                                                  Year        Year        Year         Year        Year
                                                                 Ended       Ended       Ended        Ended       Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (0.72)%      28.18%       3.17%      (8.04)%      11.13%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,343,666   $8,792,130  $7,238,249  $6,955,907   $6,919,633
Ratio of Expenses to Average Net Assets......................       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Net Investment Income to Average Net Assets.........       4.50%        3.20%       3.75%       3.47%        2.55%
Portfolio Turnover Rate......................................         17%          15%         14%          9%          20%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                           The Japanese Small Company Series
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       2.46%      30.62%       0.54%      10.07%       0.72%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,505,409  $2,281,624  $1,686,731  $1,502,815  $1,211,600
Ratio of Expenses to Average Net Assets......................       0.13%       0.14%       0.15%       0.14%       0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.14%       0.15%       0.14%       0.14%
Ratio of Net Investment Income to Average Net Assets.........       1.71%       1.87%       2.17%       2.07%       1.95%
Portfolio Turnover Rate......................................          9%         16%          7%          5%         10%
-------------------------------------------------------------------------------------------------------------------------

                                                                        The Asia Pacific Small Company Series
                                                              --------------------------------------------------------
                                                                  Year        Year        Year        Year      Year
                                                                 Ended       Ended       Ended       Ended     Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,  Oct. 31,
                                                                  2014        2013        2012        2011      2010
-----------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (3.46)%      10.97%       7.48%    (5.15)%    28.91%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,453,786   $1,265,498  $1,003,860  $906,734   $935,138
Ratio of Expenses to Average Net Assets......................       0.13%        0.15%       0.16%     0.16%      0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%        0.15%       0.16%     0.16%      0.17%
Ratio of Net Investment Income to Average Net Assets.........       3.96%        4.64%       4.26%     3.78%      3.64%
Portfolio Turnover Rate......................................          7%           9%         18%       17%        18%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        The United Kingdom Small Company Series
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       1.22%      37.42%      23.41%       0.20%      25.94%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,995,898  $1,988,287  $1,464,838  $1,133,845  $1,036,694
Ratio of Expenses to Average Net Assets......................       0.11%       0.12%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.11%       0.12%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average Net Assets.........       2.98%       3.29%       3.37%       3.76%       2.86%
Portfolio Turnover Rate......................................          8%         17%          6%          7%         15%
-------------------------------------------------------------------------------------------------------------------------

                                                                          The Continental Small Company Series
                                                              ------------------------------------------------------------
                                                                  Year        Year        Year         Year        Year
                                                                 Ended       Ended       Ended        Ended       Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (2.25)%      43.67%       2.29%     (10.75)%      15.37%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,152,277   $3,217,766  $2,245,179  $2,001,763   $2,072,484
Ratio of Expenses to Average Net Assets......................       0.13%        0.14%       0.16%       0.15%        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%        0.14%       0.16%       0.15%        0.15%
Ratio of Net Investment Income to Average Net Assets.........       2.40%        2.67%       3.15%       2.72%        2.24%
Portfolio Turnover Rate......................................         13%          13%          9%         10%          12%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                                   The Canadian Small Company Series
                                                                          --------------------------------------------------
                                                                             Year      Year       Year      Year      Year
                                                                            Ended     Ended      Ended     Ended     Ended
                                                                           Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                                             2014      2013       2012      2011      2010
-----------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................    (3.83)%     5.71%    (2.51)%     0.27%    43.17%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $849,429   $741,204  $689,086   $736,262  $663,722
Ratio of Expenses to Average Net Assets..................................     0.12%      0.13%     0.15%      0.14%     0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.12%      0.13%     0.15%      0.14%     0.15%
Ratio of Net Investment Income to Average Net Assets.....................     2.42%      2.99%     2.29%      1.72%     1.05%
Portfolio Turnover Rate..................................................        5%        14%       22%        24%       10%
-----------------------------------------------------------------------------------------------------------------------------

                                                                              The Emerging Markets Series
                                                              -----------------------------------------------------------
                                                                 Year        Year        Year         Year        Year
                                                                Ended       Ended       Ended        Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                 2014        2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       1.74%       6.99%       4.55%      (6.44)%      27.04%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,185,451  $3,766,160  $2,913,307  $2,439,981   $2,529,493
Ratio of Expenses to Average Net Assets......................       0.15%       0.16%       0.20%       0.20%        0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.15%       0.16%       0.20%       0.20%        0.19%
Ratio of Net Investment Income to Average Net Assets.........       2.51%       2.38%       2.55%       2.48%        2.18%
Portfolio Turnover Rate......................................          5%          4%          5%         16%          12%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                         The Emerging Markets Small Cap Series
                                                              -----------------------------------------------------------
                                                                 Year        Year        Year         Year        Year
                                                                Ended       Ended       Ended        Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                 2014        2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       5.60%       9.41%       7.19%     (12.94)%      41.96%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,921,438  $4,091,523  $2,953,350  $1,874,926   $1,881,356
Ratio of Expenses to Average Net Assets......................       0.26%       0.29%       0.36%       0.33%        0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.26%       0.29%       0.36%       0.33%        0.32%
Ratio of Net Investment Income to Average Net Assets.........       2.48%       2.37%       2.48%       2.32%        2.16%
Portfolio Turnover Rate......................................          9%         11%         13%         18%          15%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

 Domestic Equity Portfolio        International Equity Portfolios
 -------------------------        -------------------------------          -
 The U.S. Large Cap Value Series  The DFA International Value Series
                                  The Japanese Small Company Series
                                  The Asia Pacific Small Company Series
                                  The United Kingdom Small Company Series
                                  The Continental Small Company Series
                                  The Canadian Small Company Series
                                  The Emerging Markets Series
                                  The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the year ended October 31, 2014, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $12
              The Japanese Small Company Series.......      4
              The Asia Pacific Small Company Series...      5
              The United Kingdom Small Company Series.      1
              The Continental Small Company Series....      2
              The Canadian Small Company Series.......      4
              The Emerging Markets Series.............     12
              The Emerging Markets Small Cap Series...     12

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2014, the total related amounts paid by the Trust to the CCO were $83 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $399
                 The DFA International Value Series......  284
                 The Japanese Small Company Series.......   64
                 The Asia Pacific Small Company Series...   33
                 The United Kingdom Small Company Series.   43
                 The Continental Small Company Series....   79
                 The Canadian Small Company Series.......   20
                 The Emerging Markets Series.............  104
                 The Emerging Markets Small Cap Series...   77

E. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $3,909,998 $2,450,419
         The DFA International Value Series......  2,543,963  1,602,168
         The Japanese Small Company Series.......    428,650    219,413
         The Asia Pacific Small Company Series...    393,635     91,705
         The United Kingdom Small Company Series.    243,468    177,009
         The Continental Small Company Series....    518,636    430,628
         The Canadian Small Company Series.......    223,575     38,347
         The Emerging Markets Series.............    637,475    196,321
         The Emerging Markets Small Cap Series...  1,109,150    389,098

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net Unrealized
                                         Federal Tax  Unrealized   Unrealized   Appreciation
                                            Cost     Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $12,592,751  $6,828,954   $(163,400)    $6,665,554
The DFA International Value Series......   8,784,721   1,642,679    (600,496)     1,042,183
The Japanese Small Company Series.......   2,771,115     381,781    (286,920)        94,861
The Asia Pacific Small Company Series...   1,866,856     288,322    (316,853)       (28,531)
The United Kingdom Small Company Series.   1,553,580     625,581    (141,289)       484,292
The Continental Small Company Series....   3,065,469     949,996    (434,069)       515,927
The Canadian Small Company Series.......   1,216,657     137,372    (279,097)      (141,725)
The Emerging Markets Series.............   3,268,179   1,476,765    (266,689)     1,210,076
The Emerging Markets Small Cap Series...   5,156,701   1,119,729    (680,957)       438,772

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2014 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                                  Equity
                                                    Total          Contracts
                                                ---------      -------------
         The Continental Small Company Series*.  $(1,000)         $(1,000)

* As of October 31, 2014, there were no futures contracts outstanding. During the year ended October 31, 2014, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average    Average Loan     Days     Expense  Borrowed During
                                       Interest Rate   Balance    Outstanding* Incurred   The Period
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.85%       $11,241         11        $ 3        $32,996
The DFA International Value Series....     0.83%         8,088          9          2         16,208
The Japanese Small Company Series.....     0.83%         5,915          9          1          9,696
The Asia Pacific Small Company Series.     0.83%         1,461          9         --          3,398
The United Kingdom Small Company
  Series..............................     0.83%           407         11         --            798
The Continental Small Company Series..     0.83%           447         31         --          1,730
The Emerging Markets Series...........     0.84%         3,432         17          1         10,644
The Emerging Markets Small Cap Series.     0.83%         4,374         27          3          9,078

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2014.

I. Securities Lending:

   As of October 31, 2014, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                 Market    Uninvested
                                                 Value   Cash Collateral
                                                -------- ---------------
       The U.S. Large Cap Value Series......... $ 27,105         --
       The DFA International Value Series......    7,009         --
       The Asia Pacific Small Company Series...    3,288         --
       The United Kingdom Small Company Series.       --     $2,337
       The Canadian Small Company Series.......   29,346         --
       The Emerging Markets Series.............  149,153         --
       The Emerging Markets Small Cap Series...  273,571         --

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value.
Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                  Dimensional Emerging      MSCI Emerging Markets
                   Markets Value Fund         Index (net div.)
                 --------------------       --------------------
   10/31/2004           $10,000                  $10,000
   11/30/2004            11,081                   10,926
   12/31/2004            11,800                   11,450
    1/31/2005            11,998                   11,480
    2/28/2005            13,093                   12,481
    3/31/2005            12,142                   11,656
    4/30/2005            11,711                   11,343
    5/31/2005            11,889                   11,738
    6/30/2005            12,285                   12,137
    7/31/2005            13,177                   12,985
    8/31/2005            13,395                   13,097
    9/30/2005            14,473                   14,316
   10/31/2005            13,571                   13,380
   11/30/2005            14,578                   14,487
   12/31/2005            15,498                   15,343
    1/31/2006            16,986                   17,057
    2/28/2006            17,055                   17,037
    3/31/2006            17,639                   17,187
    4/30/2006            19,180                   18,411
    5/31/2006            17,111                   16,482
    6/30/2006            16,959                   16,442
    7/31/2006            17,368                   16,677
    8/31/2006            17,684                   17,102
    9/30/2006            18,050                   17,244
   10/31/2006            19,310                   18,063
   11/30/2006            20,727                   19,406
   12/31/2006            21,461                   20,280
    1/31/2007            21,799                   20,061
    2/28/2007            21,929                   19,942
    3/31/2007            23,078                   20,737
    4/30/2007            24,925                   21,697
    5/31/2007            26,828                   22,771
    6/30/2007            27,598                   23,839
    7/31/2007            28,915                   25,096
    8/31/2007            27,992                   24,563
    9/30/2007            30,519                   27,276
   10/31/2007            33,879                   30,317
   11/30/2007            31,421                   28,168
   12/31/2007            31,381                   28,267
    1/31/2008            28,270                   24,740
    2/29/2008            29,407                   26,566
    3/31/2008            28,424                   25,160
    4/30/2008            30,625                   27,202
    5/31/2008            30,900                   27,706
    6/30/2008            27,315                   24,943
    7/31/2008            26,786                   24,002
    8/31/2008            24,505                   22,085
    9/30/2008            20,280                   18,220
   10/31/2008            13,988                   13,234
   11/30/2008            12,932                   12,237
   12/31/2008            14,528                   13,192
    1/31/2009            13,223                   12,340
    2/28/2009            12,099                   11,644
    3/31/2009            14,199                   13,317
    4/30/2009            16,993                   15,533
    5/31/2009            20,827                   18,187
    6/30/2009            20,574                   17,942
    7/31/2009            23,343                   19,960
    8/31/2009            23,527                   19,888
    9/30/2009            25,706                   21,694
   10/31/2009            25,102                   21,720
   11/30/2009            26,712                   22,654
   12/31/2009            28,047                   23,548
    1/31/2010            26,459                   22,235
    2/28/2010            26,673                   22,313
    3/31/2010            29,025                   24,114
    4/30/2010            29,223                   24,407
    5/31/2010            26,173                   22,260
    6/30/2010            26,338                   22,096
    7/31/2010            28,789                   23,936
    8/31/2010            28,272                   23,471
    9/30/2010            31,678                   26,080
   10/31/2010            32,772                   26,837
   11/30/2010            31,722                   26,129
   12/31/2010            34,371                   27,993
    1/31/2011            33,299                   27,234
    2/28/2011            32,761                   26,980
    3/31/2011            34,651                   28,566
    4/30/2011            35,898                   29,452
    5/31/2011            34,541                   28,680
    6/30/2011            33,838                   28,238
    7/31/2011            33,568                   28,113
    8/31/2011            30,173                   25,601
    9/30/2011            24,767                   21,868
   10/31/2011            28,030                   24,765
   11/30/2011            26,618                   23,114
   12/31/2011            25,673                   22,836
    1/31/2012            29,245                   25,426
    2/29/2012            31,030                   26,949
    3/31/2012            29,706                   26,049
    4/30/2012            28,750                   25,738
    5/31/2012            25,575                   22,852
    6/30/2012            26,739                   23,734
    7/31/2012            26,580                   24,197
    8/31/2012            26,959                   24,116
    9/30/2012            28,701                   25,571
   10/31/2012            28,338                   25,416
   11/30/2012            28,662                   25,739
   12/31/2012            30,761                   26,997
    1/31/2013            31,266                   27,369
    2/28/2013            30,755                   27,026
    3/31/2013            30,503                   26,560
    4/30/2013            30,777                   26,760
    5/31/2013            29,909                   26,074
    6/30/2013            27,399                   24,414
    7/31/2013            27,943                   24,669
    8/31/2013            27,360                   24,245
    9/30/2013            29,387                   25,822
   10/31/2013            30,728                   27,076
   11/30/2013            30,003                   26,681
   12/31/2013            29,712                   26,295
    1/31/2014            27,646                   24,587
    2/28/2014            28,267                   25,402
    3/31/2014            29,536                   26,182
    4/30/2014            29,739                   26,269
    5/31/2014            30,959                   27,186
    6/30/2014            31,777                   27,908
    7/31/2014            32,387                   28,448
    8/31/2014            33,118                   29,089
    9/30/2014            30,420                   26,933
   10/31/2014            30,393                   27,250
                                                                     Past performance is not predictive of
                                                                     future performance.
                                                                     The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
         Average Annual        One        Five       Ten             would pay on fund distributions or the
         Total Return          Year       Years     Years            redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2014, all
                              -1.09%      3.90%     11.76%           rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2014

   Emerging markets generally had stronger performance over the period than developed markets with positive returns in each market segment except large cap value. As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........          0.64%
         MSCI Emerging Markets Small Cap Index.          3.18%
         MSCI Emerging Markets Value Index.....         -0.63%
         MSCI Emerging Markets Growth Index....          1.89%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, particularly those in Eastern Europe, decreasing USD denominated returns in emerging markets.

                      12 Months Ended October 31, 2014
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................     6.44%             6.41%
              Korea........................    -6.24%            -6.94%
              Taiwan.......................    13.99%            10.11%
              Brazil.......................    -0.30%            -9.65%
              South Africa.................    17.13%             6.09%
              India........................    29.27%            29.39%
              Mexico.......................    10.96%             6.98%
              Russia.......................    -4.56%           -24.40%
              Malaysia.....................     3.85%            -0.37%
              Indonesia....................    17.88%             9.95%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

Dimensional Emerging Markets Value Fund

   The Dimensional Emerging Markets Value Fund is designed to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were -1.09% for the Fund and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Fund invests primarily in value stocks while the Index is neutral with regard to value stocks. Emerging markets value stocks generally underperformed during the period, which was the primary driver of the Fund's relative underperformance.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended October 31, 2014
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         05/01/14  10/31/14    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,022.00    0.15%    $0.76
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%    $0.77

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   6.6%
              Consumer Staples.............................   5.0%
              Energy.......................................  12.4%
              Financials...................................  35.8%
              Health Care..................................   0.3%
              Industrials..................................  11.9%
              Information Technology.......................   7.6%
              Materials....................................  16.6%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.3%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (89.7%)
BRAZIL -- (5.4%)
    Banco do Brasil SA..................................  10,290,573 $  115,161,060            0.6%
    Banco Santander Brasil SA ADR.......................  17,807,476     97,584,968            0.5%
    BM&FBovespa SA......................................  16,976,687     74,703,226            0.4%
    JBS SA..............................................  18,033,940     80,378,469            0.4%
#   Petroleo Brasileiro SA ADR..........................  18,327,471    214,431,411            1.1%
#   Vale SA Sponsored ADR...............................  13,734,107    138,577,140            0.7%
    Other Securities....................................                361,906,896            2.0%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,082,743,170            5.7%
                                                                     --------------           -----

CHILE -- (1.4%)
    Enersis SA Sponsored ADR............................   5,733,186     90,527,007            0.5%
    Other Securities....................................                202,439,738            1.1%
                                                                     --------------           -----
TOTAL CHILE.............................................                292,966,745            1.6%
                                                                     --------------           -----

CHINA -- (14.2%)
    Agricultural Bank of China, Ltd. Class H............ 255,464,000    118,712,368            0.6%
    Bank of China, Ltd. Class H......................... 763,167,331    365,290,776            1.9%
    Bank of Communications Co., Ltd. Class H............  96,624,574     72,200,559            0.4%
    China Construction Bank Corp. Class H............... 542,030,940    404,408,696            2.2%
#   China Petroleum & Chemical Corp. ADR................   1,223,161    106,390,526            0.6%
    China Petroleum & Chemical Corp. Class H............ 106,787,575     92,607,409            0.5%
#   China Unicom Hong Kong, Ltd. ADR....................   7,285,774    109,140,894            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 302,174,996    200,241,009            1.1%
    Other Securities....................................              1,410,991,276            7.3%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,879,983,513           15.2%
                                                                     --------------           -----

COLOMBIA -- (0.1%)
    Other Securities....................................                 26,308,586            0.1%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 41,573,273            0.2%
                                                                     --------------           -----

GREECE -- (0.1%)
    Other Securities....................................                 20,612,791            0.1%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    209,454            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                 74,137,391            0.4%
                                                                     --------------           -----

INDIA -- (8.6%)
    ICICI Bank, Ltd. Sponsored ADR......................   3,344,526    188,497,485            1.0%
    Reliance Industries, Ltd............................  21,131,225    342,432,538            1.8%
    State Bank of India.................................   2,134,196     93,821,600            0.5%
    Other Securities....................................              1,110,527,170            5.9%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,735,278,793            9.2%
                                                                     --------------           -----

INDONESIA -- (2.6%)
    Other Securities....................................                522,620,783            2.8%
                                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities....................................                     19,227            0.0%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
MALAYSIA -- (4.0%)
    Other Securities....................................             $  801,617,645            4.2%
                                                                     --------------           -----

MEXICO -- (7.0%)
    Alfa S.A.B. de C.V. Class A.........................  45,897,748    146,525,141            0.8%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  17,909,306    220,284,464            1.2%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,578,915    248,194,779            1.3%
    Grupo Financiero Banorte S.A.B. de C.V..............  23,817,280    152,635,757            0.8%
    Other Securities....................................                652,631,147            3.4%
                                                                     --------------           -----
TOTAL MEXICO............................................              1,420,271,288            7.5%
                                                                     --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities....................................                213,846,255            1.1%
                                                                     --------------           -----

POLAND -- (1.8%)
    PGE SA..............................................  14,453,314     94,828,904            0.5%
    Other Securities....................................                272,919,980            1.4%
                                                                     --------------           -----
TOTAL POLAND............................................                367,748,884            1.9%
                                                                     --------------           -----

RUSSIA -- (2.4%)
    Gazprom OAO Sponsored ADR...........................  67,242,144    445,533,804            2.4%
    Other Securities....................................                 47,366,599            0.2%
                                                                     --------------           -----
TOTAL RUSSIA............................................                492,900,403            2.6%
                                                                     --------------           -----

SOUTH AFRICA -- (7.0%)
    Barclays Africa Group, Ltd..........................   6,214,975     98,223,014            0.5%
#   Nedbank Group, Ltd..................................   3,800,421     82,877,562            0.4%
    Sanlam, Ltd.........................................  19,211,956    121,401,118            0.7%
    Standard Bank Group, Ltd............................  19,894,413    250,525,816            1.3%
#   Steinhoff International Holdings, Ltd...............  27,917,185    142,824,599            0.8%
    Other Securities....................................                710,199,670            3.7%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,406,051,779            7.4%
                                                                     --------------           -----

SOUTH KOREA -- (13.9%)
    Hana Financial Group, Inc...........................   3,815,029    132,113,835            0.7%
    Hyundai Motor Co....................................     604,826     95,974,737            0.5%
    KB Financial Group, Inc.............................   2,611,033    102,351,844            0.6%
    KB Financial Group, Inc. ADR........................   3,171,116    122,722,189            0.7%
#   LG Electronics, Inc.................................   1,776,548    108,496,732            0.6%
    POSCO...............................................     644,929    186,279,391            1.0%
#   POSCO ADR...........................................   1,589,142    113,719,001            0.6%
    Samsung C&T Corp....................................   1,386,322     93,780,439            0.5%
    Shinhan Financial Group Co., Ltd....................   4,987,169    234,724,964            1.3%
#   Shinhan Financial Group Co., Ltd. ADR...............   1,618,408     76,178,464            0.4%
    SK Holdings Co., Ltd................................     513,323     80,462,792            0.4%
    Other Securities....................................              1,452,665,991            7.5%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,799,470,379           14.8%
                                                                     --------------           -----

SPAIN -- (0.1%)
    Other Securities....................................                 18,609,563            0.1%
                                                                     --------------           -----

TAIWAN -- (14.3%)
    First Financial Holding Co., Ltd.................... 132,059,630     81,305,836            0.4%
    Fubon Financial Holding Co., Ltd....................  90,414,471    153,064,692            0.8%
    Mega Financial Holding Co., Ltd..................... 136,903,915    113,547,756            0.6%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                        Percentage
                                            Shares        Value++     of Net Assets**
                                            ------        -------     ---------------
TAIWAN -- (Continued)
#   United Microelectronics Corp......... 217,150,681 $    96,414,681            0.5%
#   Yuanta Financial Holding Co., Ltd.... 143,586,770      72,328,347            0.4%
    Other Securities.....................               2,382,184,536           12.6%
                                                      ---------------           -----
TOTAL TAIWAN.............................               2,898,845,848           15.3%
                                                      ---------------           -----

THAILAND -- (2.8%)
    PTT PCL..............................  15,934,500     180,039,791            1.0%
    Other Securities.....................                 379,751,315            2.0%
                                                      ---------------           -----
TOTAL THAILAND...........................                 559,791,106            3.0%
                                                      ---------------           -----

TURKEY -- (2.3%)
    Turkiye Is Bankasi...................  33,315,167      83,301,332            0.5%
    Other Securities.....................                 386,687,608            2.0%
                                                      ---------------           -----
TOTAL TURKEY.............................                 469,988,940            2.5%
                                                      ---------------           -----
TOTAL COMMON STOCKS......................              18,125,595,816           95.7%
                                                      ---------------           -----

PREFERRED STOCKS -- (3.4%)
BRAZIL -- (3.3%)
    Petroleo Brasileiro SA...............  18,238,804     112,184,242            0.6%
    Petroleo Brasileiro SA Sponsored ADR.  21,196,251     259,230,150            1.4%
    Vale SA..............................  14,877,158     129,450,847            0.7%
    Other Securities.....................                 161,734,299            0.8%
                                                      ---------------           -----
TOTAL BRAZIL.............................                 662,599,538            3.5%
                                                      ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.....................                  17,278,985            0.1%
                                                      ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.....................                      11,301            0.0%
                                                      ---------------           -----
TOTAL PREFERRED STOCKS...................                 679,889,824            3.6%
                                                      ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.....................                         867            0.0%
                                                      ---------------           -----

CHINA -- (0.0%)
    Other Securities.....................                       2,981            0.0%
                                                      ---------------           -----

HONG KONG -- (0.0%)
    Other Securities.....................                     229,616            0.0%
                                                      ---------------           -----

INDONESIA -- (0.0%)
    Other Securities.....................                       1,310            0.0%
                                                      ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.....................                          --            0.0%
                                                      ---------------           -----
TAIWAN -- (0.0%)
    Other Securities.....................                       3,306            0.0%
                                                      ---------------           -----
TOTAL RIGHTS/WARRANTS....................                     238,080            0.0%
                                                      ---------------           -----


DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@   DFA Short Term Investment Fund.. 120,842,149 $ 1,398,143,668            7.4%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,905,306,971).............               $20,203,867,388          106.7%
                                                    ===============          ======

Summary of the Fund's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  592,943,637 $   489,799,533   --    $ 1,082,743,170
  Chile.......................     97,250,791     195,715,954   --        292,966,745
  China.......................    235,314,230   2,644,669,283   --      2,879,983,513
  Colombia....................     26,308,586              --   --         26,308,586
  Czech Republic..............             --      41,573,273   --         41,573,273
  Greece......................        450,318      20,162,473   --         20,612,791
  Hong Kong...................             --         209,454   --            209,454
  Hungary.....................             --      74,137,391   --         74,137,391
  India.......................    232,489,675   1,502,789,118   --      1,735,278,793
  Indonesia...................      9,326,399     513,294,384   --        522,620,783
  Israel......................             --          19,227   --             19,227
  Malaysia....................        933,008     800,684,637   --        801,617,645
  Mexico......................  1,419,694,498         576,790   --      1,420,271,288
  Philippines.................             --     213,846,255   --        213,846,255
  Poland......................             --     367,748,884   --        367,748,884
  Russia......................        410,701     492,489,702   --        492,900,403
  South Africa................    140,329,828   1,265,721,951   --      1,406,051,779
  South Korea.................    372,923,779   2,426,546,600   --      2,799,470,379
  Spain.......................     18,609,563              --   --         18,609,563
  Taiwan......................     47,122,723   2,851,723,125   --      2,898,845,848
  Thailand....................    559,791,106              --   --        559,791,106
  Turkey......................      2,907,604     467,081,336   --        469,988,940
Preferred Stocks
  Brazil......................    311,770,373     350,829,165   --        662,599,538
  Colombia....................     17,278,985              --   --         17,278,985
  Malaysia....................             --          11,301   --             11,301
Rights/Warrants
  Brazil......................             --             867   --                867
  China.......................             --           2,981   --              2,981
  Hong Kong...................             --         229,616   --            229,616
  Indonesia...................             --           1,310   --              1,310
  Malaysia....................             --              --   --                 --
  Taiwan......................             --           3,306   --              3,306
Securities Lending Collateral.             --   1,398,143,668   --      1,398,143,668
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,085,855,804 $16,118,011,584   --    $20,203,867,388
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,749,796 of securities on loan)*....... $18,805,724
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,398,144
Foreign Currencies at Value..............................................      26,688
Cash.....................................................................      88,873
Receivables:
  Investment Securities Sold.............................................      22,282
  Dividends, Interest and Tax Reclaims...................................      12,761
  Securities Lending Income..............................................       2,296
Unrealized Gain on Foreign Currency Contracts............................           1
                                                                          -----------
     Total Assets........................................................  20,356,769
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,398,144
  Investment Securities Purchased........................................      27,896
  Due to Advisor.........................................................       1,585
Unrealized Loss on Foreign Currency Contracts............................           1
Accrued Expenses and Other Liabilities...................................       1,626
                                                                          -----------
     Total Liabilities...................................................   1,429,252
                                                                          -----------
NET ASSETS............................................................... $18,927,517
                                                                          ===========
Investments at Cost...................................................... $18,507,163
                                                                          ===========
Foreign Currencies at Cost............................................... $    26,572
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $70,268).......... $ 533,318
    Interest......................................................         9
    Income from Securities Lending................................    24,872
                                                                   ---------
       Total Investment Income....................................   558,199
                                                                   ---------
  Expenses
    Investment Advisory Services Fees.............................    19,212
    Accounting & Transfer Agent Fees..............................     1,031
    Custodian Fees................................................     7,208
    Shareholders' Reports.........................................        32
    Directors'/Trustees' Fees & Expenses..........................       136
    Professional Fees.............................................       627
    Other.........................................................       341
                                                                   ---------
       Total Expenses.............................................    28,587
                                                                   ---------
    Fees Paid Indirectly..........................................       (55)
                                                                   ---------
    Net Expenses..................................................    28,532
                                                                   ---------
    Net Investment Income (Loss)..................................   529,667
                                                                   ---------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold..................................  (524,001)
      Futures.....................................................       504
      Foreign Currency Transactions...............................    (4,551)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................  (181,244)
      Translation of Foreign Currency Denominated Amounts.........       (31)
                                                                   ---------
    Net Realized and Unrealized Gain (Loss).......................  (709,323)
                                                                   ---------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $(179,656)
                                                                   =========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                 Year         Year
                                                                                Ended        Ended
                                                                               Oct. 31,     Oct. 31,
                                                                                 2014         2013
                                                                             -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................................. $   529,667  $   419,407
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................    (524,001)     304,248
    Futures.................................................................         504           --
    Foreign Currency Transactions...........................................      (4,551)      (2,833)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................    (181,244)     724,674
    Translation of Foreign Currency Denominated Amounts.....................         (31)           7
                                                                             -----------  -----------
       Net Increase (Decrease) in Net Assets Resulting from Operations......    (179,656)   1,445,503
                                                                             -----------  -----------
Transactions in Interest:
  Contributions.............................................................   1,596,852    2,894,722
  Withdrawals...............................................................  (1,916,965)  (1,797,261)
                                                                             -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..................    (320,113)   1,097,461
                                                                             -----------  -----------
     Total Increase (Decrease) in Net Assets................................    (499,769)   2,542,964
Net Assets
  Beginning of Year.........................................................  19,427,286   16,884,322
                                                                             -----------  -----------
  End of Year............................................................... $18,927,517  $19,427,286
                                                                             ===========  ===========

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                      Dimensional Emerging Markets Value Fund
                                                         -----------------------------------------------------------------
                                                             Year          Year         Year         Year          Year
                                                            Ended         Ended        Ended        Ended         Ended
                                                           Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,
                                                             2014          2013         2012         2011          2010
---------------------------------------------------------------------------------------------------------------------------
Total Return............................................       (1.09)%        8.43%        1.10%      (14.47)%       30.55%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $18,927,517   $19,427,286  $16,884,322  $14,003,579   $11,917,955
Ratio of Expenses to Average Net Assets.................        0.15%         0.16%        0.20%        0.20%         0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.15%         0.16%        0.20%        0.20%         0.19%
Ratio of Net Investment Income to Average Net Assets....        2.76%         2.32%        2.43%        2.29%         1.81%
Portfolio Turnover Rate.................................          12%            6%           8%           5%           15%
---------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The Fund maintains its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At October 31, 2014, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $441 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the year ended October 31, 2014, the Fund's investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were $55 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $23 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $2,507,752 $2,276,542

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net Unrealized
                                         Federal Tax  Unrealized   Unrealized   Appreciation
                                            Cost     Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $20,078,984  $3,350,428  $(3,225,544)    $124,884

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Funds.

   2. Forward Currency Contracts: The Fund may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S.dollar.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Funds deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Funds could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange- traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location on the Fund's Statement of Operations of realized and change in unrealized gains and losses from Fund's derivative instrument holdings through the year ended October 31, 2014:

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
Equity contracts            Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2014 (amounts in thousands):

                                                 Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                --------------------------------
                                                          Foreign
                                                         Exchange     Equity
                                                Total    Contracts   Contracts
                                                -----    ---------   ---------
      Dimensional Emerging Markets Value Fund*. $499        $(5)       $504

* As of October 31, 2014, there were no futures contracts outstanding. During the year ended October 31, 2014, the Fund had limited activity in futures contracts.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average    Average Loan     Days     Expense  Borrowed During
                                         Interest Rate   Balance    Outstanding* Incurred   The Period
                                         ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value Fund.     0.84%       $35,523         42        $35       $143,884

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of October 31, 2014.

H. Securities Lending:

   As of October 31, 2014, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $510,952 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Dimensional Emerging Markets Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2014.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2014.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were two Strategy Committee meetings held during the fiscal year ended October 31, 2014.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the DFA   Principal Occupation(s) During Past 5
 with the Fund, Address and   Term of Office/1/ and      Fund Complex/2/        Years and Other Directorships of Public
       Year of Birth           Length of Service             Overseen                       Companies Held
------------------------------------------------------------------------------------------------------------------------
                                           Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983       108 portfolios in 4      Leo Melamed Professor of Finance,
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     University of Chicago Booth School of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Business.
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       108 portfolios in 4      Steven G. Rothmeier Professor and
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Distinguished Service Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                                Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                                   School of Business (since 1965). Member
Booth School of Business                                                        and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                         Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                               (futures trading exchange) (since
1939                                                                            2004). Trustee, Harbor Fund (registered
                                                                                investment company) (29 Portfolios)
                                                                                (since 1994). Formerly, Member of the
                                                                                Board of Milwaukee Insurance Company
                                                                                (1997-2010).
------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       108 portfolios in 4      Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     School of Management (since 1984).
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                                   Capital Management, LLC (hedge fund and
P.O. Box 208200                                                                 asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                        to Morningstar Inc. (since 2006).
1943                                                                            Formerly, Director, BIRR Portfolio
                                                                                Analysis, Inc. (software products)
                                                                                (1990-2010).
------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       108 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010          investment companies     Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM.     DFAITC-Since 2010                                Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                                   Management and Economics, Graduate
School of Business                                                              School of Business, Stanford University
518 Memorial Way                                                                (since 1995). Cornerstone Research
Stanford, CA 94305-5015                                                         (expert testimony and economic and
1948                                                                            financial analysis) (since 2009).
                                                                                Formerly, Chairman of the President
                                                                                George W. Bush's Council of Economic
                                                                                Advisers (2006-2009). Formerly, Council
                                                                                of Economic Advisors, State of
                                                                                California (2005-2006). Formerly,
                                                                                Commissioner, White House Panel on Tax
                                                                                Reform (2005)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       108 portfolios in 4      Chief Investment Strategist, Janus
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                                   Graduate School of Business, Stanford
Advisors, LP                                                                    University (since 1981). Chairman,
6300 Bee Cave Road                                                              Ruapay Inc. (since 2013). Formerly,
Building 1                                                                      Chairman, Platinum Grove Asset
Austin, TX 78746                                                                Management, L.P. (hedge fund)
1941                                                                            (formerly, Oak Hill Platinum Partners)
                                                                                (1999-2009). Formerly, Director,
                                                                                American Century Fund Complex
                                                                                (registered investment companies) (43
                                                                                Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       108 portfolios in 4      Boris and Irene Stern Distinguished
Director of DFAIDG and DIG.    DIG-Since 2000          investment companies     Service Professor of Accounting,
Trustee of DFAITC and DEM.     DFAITC-Since 2000                                University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                                   Business (since 1980). Director, HNI
Booth School of Business                                                        Corporation (formerly known as HON
5807 S. Woodlawn                                                                Industries Inc.) (office furniture)
Avenue Chicago, IL 60637                                                        (since 2000). Director, Ryder System
1953                                                                            Inc. (transportation, logistics and
                                                                                supply-chain management) (since 2003).
                                                                                Trustee, UBS Funds (4 investment
                                                                                companies within the fund complex) (33
                                                                                portfolios) (since 2009). Formerly,
                                                                                Co-Director Investment Research,
                                                                                Fundamental Investment Advisors (hedge
                                                                                fund) (2008-2011).
------------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
     and Year of Birth       Length of Service            Overseen             Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981      108 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,  DIG-Since 1992         investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief       DFAITC-Since 1992                             Officer (until 1/1/2010) of the following companies:
Executive Officer            DEM-Since 1993                                Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road,                                                        Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009-2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and Co-
                                                                           Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009      108 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief   DIG-Since 2009         investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-    DFAITC-Since 2009                             2014), Director/Trustee, and formerly, Chief
Chief Investment Officer     DEM-Since 2009                                Investment Officer (March 2007 - June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice President
                                                                           of the DFA Entities and Dimensional Fund Advisors
                                                                           Canada ULC. Director and Chief Investment Officer
                                                                           (since December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of                        Term of Office/1/ and
      Birth             Position        Length of Service           Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
                                                     Officers
----------------------------------------------------------------------------------------------------------------------
April A. Aandal    Vice President           Since 2008         Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta   Vice President           Since 2012         Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery    Vice President           Since 2005         Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow   Vice President           Since 1993         Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
----------------------------------------------------------------------------------------------------------------------
Peter Bergan       Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth  Vice President           Since 2007         Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown   Vice President and       Since 2001         Vice President and Assistant Secretary of all the
1967               Assistant Secretary                         DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler    Vice President           Since 2007         Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit  Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
James G. Charles   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
----------------------------------------------------------------------------------------------------------------------

   Name and Year of                         Term of Office/1/ and
        Birth                Position       Length of Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President          Since 2009         Vice President of all the DFA Entities. Co-Head of
1966                                                               Portfolio Management (since March 2012) and
                                                                   Senior Portfolio Manager (since January 2012) for
                                                                   Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                   Manager for Dimensional Fund Advisors LP (October
                                                                   2005 to January 2012).
-------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                               Counsel for Dimensional Fund Advisors LP (April
                                                                   2012 - January 2014); Vice President and Counsel
                                                                   for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President          Since 2004         Vice President of all the DFA Entities, DFA Australia
1972                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC. Head of Global Institutional Services for
                                                                   Dimensional Fund Advisors LP (since January
                                                                   2014). Formerly, Head of Institutional, North America
                                                                   (March 2012 to December 2013) and Head of
                                                                   Portfolio Management (January 2006 to March 2012)
                                                                   for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (September 2011-March 2013); Vice President at
                                                                   MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2010-March 2014); Vice President, Sales
                                                                   and Business Development at AdvisorsIG (PPMG)
                                                                   (2009-2010); Vice President at Credit Suisse (2007-
                                                                   2009).
-------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (2003-March 2014).
-------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President          Since 2012         Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President          Since 2007         Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1955                                                               Senior Vice President and Managing Director at
                                                                   State Street Bank & Trust Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and      Since 2004         Vice President and Chief Compliance Officer of all
1965                    Global Chief                               the DFA Entities, DFA Australia Limited, and
                        Compliance Officer                         Dimensional Fund Advisors Ltd. Chief Compliance
                                                                   Officer of Dimensional Fund Advisors Canada.
                                                                   Formerly, Vice President and Chief Compliance
                                                                   Officer for Dimensional SmartNest (US) LLC
                                                                   (October 2010- 2014).
-------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President          Since 1999         Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President          Since 1994         Vice President of all the DFA Entities, DFA Australia
1957                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC.
-------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director (January 2012-January 2014) and
                                                                   Senior Associate (August 2010-December 2011) for
                                                                   Dimensional Fund Advisors LP; MBA and MPA at
                                                                   the University of Texas at Austin (August 2007-May
                                                                   2010).
-------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1972                                                               Research Associate (August 2008-March 2010) and
                                                                   Research Assistant (April 2006-August 2008) for
                                                                   Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                         Term of Office/1/ and
       Birth              Position        Length of Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner   Vice President           Since 2001         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan       Vice President           Since 2014         Vice President of all the DFA Entities. Head of
1979                                                             Marketing for Dimensional Fund Advisors LP (since
                                                                 February 2013). Formerly, Senior Manager of
                                                                 Research and Marketing for Dimensional Fund
                                                                 Advisors LP (June 2012-January 2013); Director of
                                                                 Mutual Fund Analysis at Morningstar (January 2008-
                                                                 May 2012).
-----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice   Vice President and       Since 1998         Vice President and Assistant Secretary of all the
1965                 Assistant Secretary                         DFA Entities and DFA Australia Limited. Chief
                                                                 Operating Officer for Dimensional Fund Advisors
                                                                 Pte. Ltd. (since April 2013). Formerly, Chief
                                                                 Operating Officer for Dimensional Fund Advisors Ltd.
                                                                 (July 2008-March 2013).
-----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker  Vice President           Since 2004         Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall       Vice President           Since 2008         Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) for
                                                                 Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                 Manager for Dimensional Fund Advisors LP
                                                                 (September 2004-January 2012).
-----------------------------------------------------------------------------------------------------------------------
Edward A. Foley      Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (August 2011-January 2014); Senior Vice President
                                                                 of First Trust Advisors L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman    Vice President           Since 2009         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour     Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum       Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
-----------------------------------------------------------------------------------------------------------------------
Henry F. Gray        Vice President           Since 2000         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
John T. Gray         Vice President           Since 2007         Vice President of all the DFA Entities.
1974
-----------------------------------------------------------------------------------------------------------------------
Christian Gunther    Vice President           Since 2011         Vice President of all the DFA Entities. Senior Trader
1975                                                             for Dimensional Fund Advisors LP (since 2012).
                                                                 Formerly, Senior Trader (2009-2012).
-----------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins    Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP (January
                                                                 2011-January 2014); Vice President and Senior
                                                                 Counsel for State Street Global Advisors (November
                                                                 2008-January 2011).
-----------------------------------------------------------------------------------------------------------------------
Joel H. Hefner       Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Julie C. Henderson   Vice President and       Since 2005         Vice President and Fund Controller of all the DFA
1974                 Fund Controller                             Entities, Dimensional Cayman Commodity Fund I
                                                                 Ltd. and Dimensional Japan Ltd.
-----------------------------------------------------------------------------------------------------------------------
Kevin B. Hight       Vice President           Since 2005         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Christine W. Ho      Vice President           Since 2004         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Michael C. Horvath   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1960                                                             Managing Director, Co-Head Global Consultant
                                                                 Relations at BlackRock (2004-2011).
-----------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth                Position          Length of Service            Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon         Vice President               Since 2004         Vice President of all the DFA Entities and
1973                                                                 Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------------
Garret D. Jones      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                                 Manager of Sales and Marketing Systems (January
                                                                     2011-January 2014) and Project Manager (2007-
                                                                     2010) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones     Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                                 Facilities Manager for Dimensional Fund Advisors
                                                                     LP (October 2008-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President               Since 2014         Vice President of all the DFA Entities. Head of
1978                                                                 Operations for Financial Advisor Services for
                                                                     Dimensional Fund Advisors LP (since July 2014).
                                                                     Formerly, Counsel of Dimensional Fund Advisors LP
                                                                     (August 2011-January 2014); Associate at Andrews
                                                                     Kurth LLP (2006-2011).
---------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President and           Since 2003         Vice President of all the DFA Entities, Dimensional
1954                 Chief Operating Officer                         Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Chief Operating
                                                                     Officer of Dimensional Holdings Inc., DFA Securities
                                                                     LLC, Dimensional Fund Advisors LP, Dimensional
                                                                     Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd., Dimensional Advisors Ltd. And Dimensional
                                                                     Fund Advisors Pte. Ltd. Director, Vice President, and
                                                                     Chief Privacy Officer of Dimensional Fund Advisors
                                                                     Canada ULC. Director of DFA Australia Limited,
                                                                     Dimensional Fund Advisors Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Director and Vice
                                                                     President of Dimensional Hong Kong Limited and
                                                                     Dimensional Fund Advisors Pte. Ltd.
---------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (October 2004-January 2013).
---------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1948                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (April 2006-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President               Since 2010         Vice President of all the DFA Entities. Portfolio
1971                                                                 Manager for Dimensional Fund Advisors LP (since
                                                                     June 2004).
---------------------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                                 Creative Director for Dimensional Fund Advisors LP
                                                                     (September 2012-January 2014); Vice President and
                                                                     Global Creative Director at Morgan Stanley
                                                                     (2007-2012); Visiting Assistant Professor, Graduate
                                                                     Communications Design at Pratt Institute
                                                                     (2004-2012).
---------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President               Since 2011         Vice President of all the DFA Entities. Head of
1971                                                                 Defined Contribution Sales for Dimensional Fund
                                                                     Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President               Since 2004         Vice President of all the DFA Entities. Senior
1971                                                                 Portfolio Manager of Dimensional Fund Advisors LP
                                                                     (since January 2012). Formerly, Portfolio Manager
                                                                     for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1981                                                                 Senior Associate, Investment Analytics and Data
                                                                     (January 2012-December 2012) and Systems
                                                                     Developer (June 2007-December 2011) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1966                                                                 Regional Director (May 2010-January 2014) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President               Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (2007-2010).
---------------------------------------------------------------------------------------------------------------------------

 Name and Year of                          Term of Office/1/ and
      Birth               Position         Length of Service             Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Michael F. Lane     Vice President             Since 2004         Vice President of all the DFA Entities. Formerly,
1967                                                              Chief Executive Officer for Dimensional SmartNest
                                                                  (US) LLC (July 2012-November 2014).
-------------------------------------------------------------------------------------------------------------------------
Francis R. Lao      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly, Vice
1969                                                              President - Global Operations at Janus Capital
                                                                  Group (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
David F. LaRusso    Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1978                                                              Senior Trader (January 2010-December 2012) and
                                                                  Trader (2000-2009) for Dimensional Fund Advisors
                                                                  LP.
-------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee       Vice President             Since 2005         Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly,
1980                                                              Research Associate for Dimensional Fund Advisors
                                                                  LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------------------
John B. Lessley     Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1960                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu   Vice President             Since 2009         Vice President of all the DFA Entities.
1969
-------------------------------------------------------------------------------------------------------------------------
Peter Magnusson     Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1969                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2011-January 2014); Vice President at
                                                                  Columbia Management (2004-2010).
-------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell   Vice President             Since 2010         Vice President of all the DFA Entities and
1972                                                              Dimensional Cayman Commodity Fund I Ltd.
                                                                  Formerly, Counsel for Dimensional Fund Advisors
                                                                  LP (September 2006-January 2010).
-------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus     Vice President             Since 2008         Vice President of all DFA Entities and Head of
1970                                                              Global Human Resources for Dimensional Fund
                                                                  Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
David R. Martin     Vice President, Chief      Since 2007         Vice President, Chief Financial Officer and Treasurer
1956                Financial Officer and                         of all the DFA Entities. Director, Vice President,
                    Treasurer                                     Chief Financial Officer and Treasurer of Dimensional
                                                                  Fund Advisors Ltd., DFA Australia Limited,
                                                                  Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                                  Kong Limited, Dimensional Fund Advisors Canada
                                                                  ULC, and Dimensional Cayman Commodity Fund I
                                                                  Ltd. Director of Dimensional Funds plc and
                                                                  Dimensional Funds II plc. Statutory Auditor of
                                                                  Dimensional Japan Ltd. Formerly, Chief Financial
                                                                  Officer, Treasurer and Vice President of Dimensional
                                                                  SmartNest (US) LLC (October 2010-November
                                                                  2014).
-------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune    Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1975                                                              Regional Director of Dimensional Fund Advisors LP
                                                                  (January 2009-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis   Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1984                                                              Regional Director (January 2009-January 2014) and
                                                                  Senior Associate (2011) for Dimensional Fund
                                                                  Advisors LP; Investment Consultant (March 2010-
                                                                  December 2010) and Investment Analyst (December
                                                                  2007-March 2010) at Towers Watson.
-------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson  Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                              Manager, Investment Systems (2011-January 2013)
                                                                  and Project Manager (2007-2010) for Dimensional
                                                                  Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth               Position            Length of Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                      Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                                LP (since December 2012). Formerly, Chief
                                                                       Compliance Officer of Wellington Management
                                                                       Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities and
1974                                                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                       General Counsel, Funds (since 2011). Formerly,
                                                                       Counsel for Dimensional Fund Advisors LP (2007-
                                                                       2010).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                       Dimensional Fund II plc.
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       July 2005).
-----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President         Since 2010                 Vice President of all the DFA Entities. Formerly,
1978                                                                   Senior Compliance Officer (January 2008-January
                                                                       2010) and Compliance Officer (February 2006-
                                                                       December 2007) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (2012-January 2013); Senior Consultant (June 2011-
                                                                       December 2011) and Senior Investment Analyst and
                                                                       Consultant (July 2008-June 2011) at Hewitt
                                                                       EnnisKnupp.
-----------------------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President         Since 1993                 Vice President of all the DFA Entities, DFA Australia
1961                                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President         Since 2011                 Vice President of all the DFA Entities. Portfolio
1970                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       2006).
-----------------------------------------------------------------------------------------------------------------------------
Theodore W. Randall  Vice President         Since 2008                 Vice President of all the DFA Entities. Formerly,
1973                                                                   Research Associate for Dimensional Fund Advisors
                                                                       LP (2006 to 2008).
-----------------------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1967                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014); Vice President at
                                                                       BlackRock (2009-2010).
-----------------------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1969                                                                   Planning and Analysis Manager for Dimensional
                                                                       Fund Advisors LP (July 2007-January 2014).
-----------------------------------------------------------------------------------------------------------------------------

 Name and Year of                    Term of Office/1/ and
       Birth            Position     Length of Service            Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1981                                                        Research Associate (June 2011-January 2012) for
                                                            Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President      Since 2005         Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1960                                                        Senior Manager, Human Resources for Dimensional
                                                            Fund Advisors LP (January 2012-January 2014);
                                                            Director of Human Resources at Spansion, Inc.
                                                            (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1959                                                        Client Systems Manager for Dimensional Fund
                                                            Advisors LP (July 2008-January 2010); Senior
                                                            Manager at Vanguard (November 1997-July 2008).
------------------------------------------------------------------------------------------------------------------
Walid A. Shinnawi    Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1961                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (March 2006-January 2010).
------------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President      Since 2009         Vice President of all the DFA Entities. Formerly,
1965                                                        Investment Operations Manager for Dimensional
                                                            Fund Advisors LP (May 2007-January 2009).
------------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President      Since 2007         Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1981                                                        Manager for Dimensional Fund Advisors LP (since
                                                            January 2012). Formerly, Investment Associate for
                                                            Dimensional Fund Advisors LP (August 2010-
                                                            December 2011).
------------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President      Since 2007         Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1977                                                        Manager of Dimensional Fund Advisors LP (since
                                                            January 2010).
------------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                        Project Manager for Dimensional Fund Advisors LP
                                                            (2007-2010).
------------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President      Since 2004         Vice President of all the DFA Entities and
1956                                                        Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------
Carl G. Snyder       Vice President      Since 2000         Vice President of all the DFA Entities.
1963
------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President      Since 2004         Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1973                                                        Manager, Investment Analytics and Data (2012-
                                                            January 2013) and Research Assistant (2002-2011)
                                                            for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Erik T. Totten       Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1980                                                        Regional Director (2010-January 2013) and Senior
                                                            Associate (2007-2009) for Dimensional Fund
                                                            Advisors LP.
------------------------------------------------------------------------------------------------------------------
John H. Totten       Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1978                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (January 2008-January 2012).
------------------------------------------------------------------------------------------------------------------
Robert C. Trotter    Vice President      Since 2009         Vice President of all the DFA Entities.
1958
------------------------------------------------------------------------------------------------------------------
Karen E. Umland      Vice President      Since 1997         Vice President of all the DFA Entities, DFA Australia
1966                                                        Limited, Dimensional Fund Advisors Ltd., and
                                                            Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------

  Name and Year of                    Term of Office/1/ and
       Birth             Position     Length of Service           Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (September 2008-January 2014).
----------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President      Since 2009         Vice President of all the DFA Entities. Portfolio
1970                                                         Manager for Dimensional Fund Advisors LP (since
                                                             2004).
----------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President      Since 1997         Vice President of all the DFA Entities.
1951
----------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President      Since 2007         Vice President of all the DFA Entities.
1976
----------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President      Since 2005         Vice President of all the DFA Entities.
1955
----------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1978                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (2005-2010).
----------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2013 to October 31, 2014, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                  Qualifying
                                                                                                                     For
                                           Net                                                                    Corporate
                                       Investment    Short-Term     Long-Term   Return                            Dividends
                                         Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total       Received
DFA Investment Dimensions Group Inc.  Distributions Distributions Distributions Capital  Interest  Distributions Deduction(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
 Enhanced U.S. Large Company
  Portfolio..........................       28%          28%           44%        --        --          100%          --
 US Large Cap Equity Portfolio.......       99%           1%           --         --        --          100%         100%
 U.S. Large Cap Value Portfolio......       99%          --             1%        --        --          100%         100%
 U.S. Targeted Value Portfolio.......       13%           5%           82%        --        --          100%         100%
 U.S. Small Cap Value Portfolio......       13%          --            87%        --        --          100%         100%
 U.S. Core Equity 1 Portfolio........       79%          --            21%        --        --          100%         100%
 U.S. Core Equity 2 Portfolio........       62%           2%           36%        --        --          100%         100%
 U.S. Vector Equity Portfolio........       46%           2%           52%        --        --          100%         100%
 U.S. Small Cap Portfolio............       22%           6%           72%        --        --          100%         100%
 U.S. Micro Cap Portfolio............       13%           5%           82%        --        --          100%         100%
 DFA Real Estate Securities
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Large Cap International Portfolio...      100%          --            --         --        --          100%         100%
 International Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 International Small Company
  Portfolio..........................       44%           7%           49%        --        --          100%         100%
 Japanese Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Asia Pacific Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 United Kingdom Small Company
  Portfolio..........................       64%          --            36%        --        --          100%         100%
 Continental Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%

                                                                                            Qualifying
                                                                                              Short-
                                      Qualifying    U.S.      Foreign   Foreign  Qualifying    Term
                                       Dividend  Government     Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.  Income(2)  Interest(3) Credit(4) Income(5) Income(6)   Gain(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
 Enhanced U.S. Large Company
  Portfolio..........................     --         11%        --         --       100%       100%
 US Large Cap Equity Portfolio.......    100%        --         --         --       100%       100%
 U.S. Large Cap Value Portfolio......    100%        --         --         --       100%       100%
 U.S. Targeted Value Portfolio.......    100%        --         --         --       100%       100%
 U.S. Small Cap Value Portfolio......    100%        --         --         --       100%       100%
 U.S. Core Equity 1 Portfolio........    100%        --         --         --       100%       100%
 U.S. Core Equity 2 Portfolio........    100%        --         --         --       100%       100%
 U.S. Vector Equity Portfolio........    100%        --         --         --       100%       100%
 U.S. Small Cap Portfolio............    100%        --         --         --       100%       100%
 U.S. Micro Cap Portfolio............    100%        --         --         --       100%       100%
 DFA Real Estate Securities
  Portfolio..........................    100%        --         --         --       100%       100%
 Large Cap International Portfolio...    100%        --          3%       100%      100%       100%
 International Core Equity
  Portfolio..........................    100%        --          4%       100%      100%       100%
 International Small Company
  Portfolio..........................    100%        --          4%       100%      100%       100%
 Japanese Small Company
  Portfolio..........................    100%        --          9%       100%      100%       100%
 Asia Pacific Small Company
  Portfolio..........................    100%        --          1%       100%      100%       100%
 United Kingdom Small Company
  Portfolio..........................    100%        --         --        100%      100%       100%
 Continental Small Company
  Portfolio..........................    100%        --          7%       100%      100%       100%

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

                                                                                                                  Qualifying
                                                                                                                     For
                                           Net                                                                    Corporate
                                       Investment    Short-Term     Long-Term   Return                            Dividends
                                         Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total       Received
DFA Investment Dimensions Group Inc.  Distributions Distributions Distributions Capital  Interest  Distributions Deduction(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
 DFA International Real Estate
  Securities Portfolio...............      100%          --            --         --        --          100%         100%
 DFA Global Real Estate Securities
  Portfolio..........................      100%          --            --         --        --          100%         100%
 DFA International Small Cap Value
  Portfolio..........................       55%          10%           35%        --        --          100%         100%
 International Vector Equity
  Portfolio..........................       80%           1%           19%        --        --          100%         100%
 World ex U.S. Value Portfolio.......      100%          --            --         --        --          100%         100%
 World ex U.S. Targeted Value
  Portfolio..........................       68%           1%           31%        --        --          100%         100%
 World ex U.S. Core Equity
  Portfolio..........................       99%           1%           --         --        --          100%         100%
 World Core Equity Portfolio
  (formerly Dimensional Retirement
  Equity Fund II)....................       93%           3%            4%        --        --          100%         100%
 Selectively Hedged Global Equity
  Portfolio..........................       69%          10%           21%        --        --          100%         100%
 Emerging Markets Portfolio..........       79%          --            21%        --        --          100%         100%
 Emerging Markets Small Cap
  Portfolio..........................       57%          --            43%        --        --          100%         100%
 Emerging Markets Value
  Portfolio..........................       61%           2%           37%        --        --          100%         100%
 Emerging Markets Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 DFA Commodity Strategy
  Portfolio..........................       84%           7%            9%        --        --          100%         100%
 Dimensional Investment Group
  Inc.
 DFA International Value Portfolio...      100%          --            --         --        --          100%         100%
 U.S. Large Company Portfolio........      100%          --            --         --        --          100%         100%

                                                                                            Qualifying
                                                                                              Short-
                                      Qualifying    U.S.      Foreign   Foreign  Qualifying    Term
                                       Dividend  Government     Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.  Income(2)  Interest(3) Credit(4) Income(5) Income(6)   Gain(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
 DFA International Real Estate
  Securities Portfolio...............    100%        --          3%        78%      100%       100%
 DFA Global Real Estate Securities
  Portfolio..........................    100%        --          2%        50%      100%       100%
 DFA International Small Cap Value
  Portfolio..........................    100%        --          5%       100%      100%       100%
 International Vector Equity
  Portfolio..........................    100%        --          4%       100%      100%       100%
 World ex U.S. Value Portfolio.......    100%        --          3%       100%      100%       100%
 World ex U.S. Targeted Value
  Portfolio..........................    100%        --          6%       100%      100%       100%
 World ex U.S. Core Equity
  Portfolio..........................    100%        --          5%       100%      100%       100%
 World Core Equity Portfolio
  (formerly Dimensional Retirement
  Equity Fund II)....................    100%        --          3%       100%      100%       100%
 Selectively Hedged Global Equity
  Portfolio..........................    100%        --          2%        36%      100%       100%
 Emerging Markets Portfolio..........    100%        --          7%       100%      100%       100%
 Emerging Markets Small Cap
  Portfolio..........................    100%        --          4%       100%      100%       100%
 Emerging Markets Value
  Portfolio..........................    100%        --          6%       100%      100%       100%
 Emerging Markets Core Equity
  Portfolio..........................    100%        --          5%       100%      100%       100%
 DFA Commodity Strategy
  Portfolio..........................    100%         5%        --         --       100%       100%
 Dimensional Investment Group
  Inc.
 DFA International Value Portfolio...    100%        --          2%       100%      100%       100%
 U.S. Large Company Portfolio........    100%        --         --         --       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103114-001A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2014

DFA Investment Dimensions Group Inc.
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2014

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                         Page
                                                                         ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes...........................   1
      Performance Charts................................................   3
      Management's Discussion and Analysis..............................  11
      Disclosure of Fund Expenses.......................................  17
      Disclosure of Portfolio Holdings..................................  20
      Schedules of Investments..........................................  22
          DFA One-Year Fixed Income Portfolio...........................  22
          DFA Two-Year Global Fixed Income Portfolio....................  26
          DFA Selectively Hedged Global Fixed Income Portfolio..........  30
          DFA Short-Term Government Portfolio...........................  35
          DFA Five-Year Global Fixed Income Portfolio...................  37
          DFA World ex U.S. Government Fixed Income Portfolio...........  41
          DFA Intermediate Government Fixed Income Portfolio............  44
          DFA Short-Term Extended Quality Portfolio.....................  46
          DFA Intermediate-Term Extended Quality Portfolio..............  54
          DFA Investment Grade Portfolio................................  62
          DFA Inflation-Protected Securities Portfolio..................  63
          DFA Short-Duration Real Return Portfolio......................  64
          DFA Short-Term Municipal Bond Portfolio.......................  74
          DFA Intermediate-Term Municipal Bond Portfolio................  84
          DFA California Short-Term Municipal Bond Portfolio............  92
          DFA California Intermediate-Term Municipal Bond Portfolio.....  99
      Statements of Assets and Liabilities.............................. 104
      Statements of Operations.......................................... 108
      Statements of Changes in Net Assets............................... 112
      Financial Highlights.............................................. 116
      Notes to Financial Statements..................................... 124
      Report of Independent Registered Public Accounting Firm........... 145
   Fund Management...................................................... 146
   Voting Proxies on Fund Portfolio Securities.......................... 157
   Notice to Shareholders............................................... 158

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations
AGM              Assured Guaranty Municipal Corporation
AMBAC            American Municipal Bond Assurance Corporation
ASSURED GTY      Assured Guaranty
CP               Certificate Participation
ETM              Escrowed to Maturity
FGIC             Federal Guaranty Insurance Corporation
FSA              Financial Security Assurance
GO               General Obligation
GO OF AUTH       General Obligation of Authority
GO OF DIST       General Obligation of District
GO OF CMNWLTH    General Obligation of Commonwealth
GO OF UNIV       General Obligation of University
NATL-RE          Credit rating enhanced by guaranty or insurance from National Public Finance
                 Guarantee Corp.
NATL-RE FGIC     National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
P.L.C.           Public Limited Company
PSF-GTD          Public School Fund Guarantee
RB               Revenue Bond
RN               Revenue Note
SA               Special Assessment
SCH BD RES FD    School Board Resolution Fund
SCH BD GTY       School Bond Guaranty
SCSDE            South Carolina State Department of Education
SD CRED PROG     School District Credit Program
ST               Special Tax
ST AID WITHHLDG  State Aid Withholding
UP               Unrefunded Portion
AUD              Australian Dollars
CAD              Canadian Dollars
DKK              Danish Krone
EUR              Euro
GBP              British Pounds
JPY              Japanese Yen
NOK              Norwegian Krone
NZD              New Zealand Dollars
SEK              Swedish Krona
SGD              Singapore Dollars
USD              United States Dollars

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

Investment Footnotes
+           See Note B to Financial Statements.
#           Total or Partial Securities on Loan.
^           Denominated in USD, unless otherwise noted.
@           Security purchased with cash proceeds from Securities on Loan.
(r)         The adjustable rate shown is effective as of October 31, 2014.
(currency)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date
            (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
##          Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
            Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
            Trustees.
^^^         Face Amount of security is not adjusted for inflation.
++          Security pledged as collateral for Swap Agreements.
(S)         Affiliated Fund.

Financial Highlights
--------------------
(A)         Computed using average shares outstanding.
(B)         Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
            Master/Underlying Fund(s).
(C)         Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)         Non-Annualized
(E)         Annualized
N/A         Does not apply to this fund.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--          Amounts designated as -- are either zero or rounded to zero.
RIC         Registered Investment Company
SEC         Securities and Exchange Commission
(a)         Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
THE BOFA MERRILL LYNCH US 6-MONTH TREASURY BILL INDEX,
THE BOFA MERRILL LYNCH 1-YEAR US TREASURY NOTE INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

          DFA One-Year Fixed   The BofA Merrill Lynch   The BofA Merrill Lynch
           Income Portfolio      US 6-Month Treasury    US 1-Year Treasury
                                     Bill Index            US Note Index
      -----------------------  -----------------------   -----------------------

10/31/2004      10,000                10,000                   10,000
11/30/2004       9,977                10,009                    9,985
12/31/2004       9,997                10,023                   10,001
 1/31/2005      10,007                10,042                   10,009
 2/28/2005      10,012                10,055                   10,009
 3/31/2005      10,015                10,078                   10,023
 4/30/2005      10,056                10,105                   10,059
 5/31/2005      10,088                10,137                   10,089
 6/30/2005      10,104                10,157                   10,107
 7/31/2005      10,102                10,175                   10,106
 8/31/2005      10,147                10,207                   10,149
 9/30/2005      10,156                10,232                   10,152
10/31/2005      10,174                10,261                   10,165
11/30/2005      10,200                10,297                   10,196
12/31/2005      10,227                10,334                   10,237
 1/31/2006      10,258                10,365                   10,260
 2/28/2006      10,289                10,395                   10,286
 3/31/2006      10,329                10,434                   10,315
 4/30/2006      10,362                10,472                   10,348
 5/31/2006      10,405                10,512                   10,374
 6/30/2006      10,441                10,548                   10,400
 7/31/2006      10,487                10,599                   10,460
 8/31/2006      10,532                10,647                   10,514
 9/30/2006      10,581                10,696                   10,562
10/31/2006      10,629                10,737                   10,605
11/30/2006      10,667                10,782                   10,648
12/31/2006      10,716                10,831                   10,679
 1/31/2007      10,768                10,875                   10,719
 2/28/2007      10,807                10,919                   10,774
 3/31/2007      10,860                10,968                   10,816
 4/30/2007      10,904                11,015                   10,852
 5/31/2007      10,953                11,068                   10,887
 6/30/2007      10,999                11,112                   10,940
 7/31/2007      11,044                11,157                   11,002
 8/31/2007      11,094                11,237                   11,084
 9/30/2007      11,131                11,284                   11,143
10/31/2007      11,186                11,329                   11,177
11/30/2007      11,222                11,406                   11,289
12/31/2007      11,272                11,439                   11,314
 1/31/2008      11,316                11,534                   11,459
 2/29/2008      11,346                11,565                   11,518
 3/31/2008      11,367                11,595                   11,554
 4/30/2008      11,384                11,609                   11,531
 5/31/2008      11,407                11,609                   11,527
 6/30/2008      11,442                11,624                   11,533
 7/31/2008      11,468                11,661                   11,570
 8/31/2008      11,494                11,685                   11,603
 9/30/2008      11,443                11,739                   11,655
10/31/2008      11,522                11,787                   11,722
11/30/2008      11,604                11,827                   11,796
12/31/2008      11,725                11,848                   11,851
 1/31/2009      11,736                11,847                   11,839
 2/28/2009      11,725                11,849                   11,820
 3/31/2009      11,768                11,861                   11,849
 4/30/2009      11,804                11,876                   11,873
 5/31/2009      11,849                11,881                   11,882
 6/30/2009      11,881                11,884                   11,888
 7/31/2009      11,889                11,893                   11,903
 8/31/2009      11,927                11,901                   11,918
 9/30/2009      11,952                11,907                   11,927
10/31/2009      11,960                11,911                   11,940
11/30/2009      11,992                11,916                   11,961
12/31/2009      11,950                11,917                   11,945
 1/31/2010      11,985                11,923                   11,973
 2/28/2010      12,001                11,924                   11,978
 3/31/2010      11,997                11,925                   11,974
 4/30/2010      12,004                11,928                   11,981
 5/31/2010      12,010                11,934                   11,988
 6/30/2010      12,039                11,937                   12,006
 7/31/2010      12,058                11,942                   12,019
 8/31/2010      12,077                11,947                   12,030
 9/30/2010      12,083                11,950                   12,035
10/31/2010      12,101                11,955                   12,044
11/30/2010      12,084                11,956                   12,041
12/31/2010      12,089                11,960                   12,044
 1/31/2011      12,100                11,963                   12,055
 2/28/2011      12,104                11,965                   12,059
 3/31/2011      12,111                11,968                   12,063
 4/30/2011      12,139                11,974                   12,075
 5/31/2011      12,157                11,976                   12,083
 6/30/2011      12,151                11,979                   12,086
 7/31/2011      12,167                11,978                   12,083
 8/31/2011      12,172                11,987                   12,104
 9/30/2011      12,165                11,987                   12,102
10/31/2011      12,171                11,989                   12,106
11/30/2011      12,164                11,990                   12,110
12/31/2011      12,160                11,992                   12,113
 1/31/2012      12,196                11,992                   12,116
 2/29/2012      12,200                11,991                   12,113
 3/31/2012      12,206                11,993                   12,113
 4/30/2012      12,223                11,994                   12,118
 5/31/2012      12,217                11,997                   12,121
 6/30/2012      12,233                11,999                   12,117
 7/31/2012      12,251                12,002                   12,129
 8/31/2012      12,256                12,004                   12,131
 9/30/2012      12,262                12,006                   12,134
10/31/2012      12,267                12,006                   12,133
11/30/2012      12,271                12,009                   12,138
12/31/2012      12,274                12,012                   12,142
 1/31/2013      12,286                12,014                   12,144
 2/28/2013      12,288                12,015                   12,147
 3/31/2013      12,292                12,018                   12,151
 4/30/2013      12,296                12,021                   12,156
 5/31/2013      12,288                12,022                   12,157
 6/30/2013      12,292                12,023                   12,155
 7/31/2013      12,295                12,026                   12,163
 8/31/2013      12,299                12,028                   12,165
 9/30/2013      12,314                12,031                   12,171
10/31/2013      12,319                12,030                   12,171
11/30/2013      12,321                12,031                   12,171
12/31/2013      12,315                12,034                   12,173
 1/31/2014      12,327                12,037                   12,176
 2/28/2014      12,341                12,038                   12,178
 3/31/2014      12,332                12,039                   12,182
 4/30/2014      12,335                12,041                   12,187
 5/31/2014      12,350                12,041                   12,190
 6/30/2014      12,341                12,042                   12,191               Past performance is not predictive of
 7/31/2014      12,344                12,043                   12,193               future performance.
 8/31/2014      12,347                12,045                   12,200               The returns shown do not reflect the
 9/30/2014      12,350                12,047                   12,203               deduction of taxes that a shareholder
10/31/2014      12,354                12,046                   12,205               would pay on fund distributions or the
                                                                                    redemption of fund shares.
            Average Annual          One          Five          Ten                  The Merrill Lynch Indices are used with
            Total Return            Year         Years        Years                 permission; copyright 2014 Merrill
            ---------------------------------------------------------------         Lynch, Pierce, Fenner & Smith
                                    0.28%        0.65%        2.14%                 Incorporated; all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
CITI WORLD GOVERNMENT BOND INDEX, 1-2 YEARS, CURRENCY-HEDGED IN USD TERMS October 31, 2004-October 31, 2014

                                    [CHART]

               DFA Two-Year Global               Citi World Government
             Fixed Income Portfolio              Bond Index, 1-2 Years,
                                                   Currency-Hedged in
                                                       USD Terms
             -----------------------             -----------------------

10/31/2004           10,000                            10,000
11/30/2004            9,970                            10,008
12/31/2004            9,985                            10,022
 1/31/2005            9,985                            10,042
 2/28/2005            9,974                            10,049
 3/31/2005            9,968                            10,069
 4/30/2005           10,019                            10,112
 5/31/2005           10,059                            10,148
 6/30/2005           10,075                            10,176
 7/31/2005           10,064                            10,166
 8/31/2005           10,115                            10,206
 9/30/2005           10,105                            10,215
10/31/2005           10,115                            10,227
11/30/2005           10,146                            10,257
12/31/2005           10,174                            10,291
 1/31/2006           10,205                            10,321
 2/28/2006           10,236                            10,345
 3/31/2006           10,250                            10,363
 4/30/2006           10,281                            10,397
 5/31/2006           10,333                            10,432
 6/30/2006           10,365                            10,464
 7/31/2006           10,417                            10,526
 8/31/2006           10,469                            10,586
 9/30/2006           10,510                            10,630
10/31/2006           10,542                            10,668
11/30/2006           10,594                            10,715
12/31/2006           10,628                            10,741
 1/31/2007           10,670                            10,788
 2/28/2007           10,723                            10,841
 3/31/2007           10,765                            10,880
 4/30/2007           10,807                            10,920
 5/31/2007           10,849                            10,940
 6/30/2007           10,891                            10,983
 7/31/2007           10,932                            11,052
 8/31/2007           10,985                            11,141
 9/30/2007           11,034                            11,199
10/31/2007           11,098                            11,247
11/30/2007           11,130                            11,341
12/31/2007           11,188                            11,376
 1/31/2008           11,232                            11,494
 2/29/2008           11,254                            11,549
 3/31/2008           11,265                            11,553
 4/30/2008           11,297                            11,525
 5/31/2008           11,319                            11,505
 6/30/2008           11,350                            11,519
 7/31/2008           11,382                            11,571
 8/31/2008           11,415                            11,612
 9/30/2008           11,378                            11,685
10/31/2008           11,456                            11,811
11/30/2008           11,533                            11,881
12/31/2008           11,645                            11,956
 1/31/2009           11,645                            11,977
 2/28/2009           11,645                            11,986
 3/31/2009           11,679                            12,023
 4/30/2009           11,725                            12,034
 5/31/2009           11,771                            12,056
 6/30/2009           11,793                            12,068
 7/31/2009           11,804                            12,094
 8/31/2009           11,839                            12,118
 9/30/2009           11,869                            12,136
10/31/2009           11,880                            12,145
11/30/2009           11,927                            12,168
12/31/2009           11,887                            12,153
 1/31/2010           11,934                            12,181
 2/28/2010           11,957                            12,205
 3/31/2010           11,958                            12,204
 4/30/2010           11,970                            12,192
 5/31/2010           11,982                            12,228
 6/30/2010           12,017                            12,234
 7/31/2010           12,052                            12,251
 8/31/2010           12,076                            12,268
 9/30/2010           12,086                            12,264
10/31/2010           12,098                            12,271
11/30/2010           12,086                            12,257
12/31/2010           12,095                            12,268
 1/31/2011           12,107                            12,271
 2/28/2011           12,107                            12,272
 3/31/2011           12,119                            12,271
 4/30/2011           12,142                            12,286
 5/31/2011           12,166                            12,309
 6/30/2011           12,166                            12,312
 7/31/2011           12,178                            12,316
 8/31/2011           12,202                            12,363
 9/30/2011           12,198                            12,365
10/31/2011           12,198                            12,360
11/30/2011           12,187                            12,352
12/31/2011           12,189                            12,407
 1/31/2012           12,213                            12,432
 2/29/2012           12,225                            12,449
 3/31/2012           12,237                            12,449
 4/30/2012           12,249                            12,456
 5/31/2012           12,249                            12,452
 6/30/2012           12,263                            12,462
 7/31/2012           12,287                            12,479
 8/31/2012           12,299                            12,500
 9/30/2012           12,302                            12,510
10/31/2012           12,302                            12,516
11/30/2012           12,314                            12,527
12/31/2012           12,315                            12,535
 1/31/2013           12,315                            12,541
 2/28/2013           12,327                            12,553
 3/31/2013           12,339                            12,559
 4/30/2013           12,352                            12,575
 5/31/2013           12,339                            12,570
 6/30/2013           12,327                            12,564
 7/31/2013           12,339                            12,580
 8/31/2013           12,339                            12,580
 9/30/2013           12,352                            12,595
10/31/2013           12,364                            12,610
11/30/2013           12,376                            12,619
12/31/2013           12,371                            12,617
 1/31/2014           12,384                            12,632
 2/28/2014           12,384                            12,638
 3/31/2014           12,385                            12,640
 4/30/2014           12,398                            12,646
 5/31/2014           12,410                            12,656
 6/30/2014           12,402                            12,662
 7/31/2014           12,390                            12,666
 8/31/2014           12,402                            12,676
 9/30/2014           12,402                            12,678               Past performance is not predictive of
10/31/2014           12,427                            12,687               future performance.
                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          Average Annual        One         Five         Ten                would pay on fund distributions or the
          Total Return          Year        Years       Years               redemption of fund shares.
          ----------------------------------------------------------        Citigroup bond indices copyright 2014
                                0.51%       0.90%       2.20%               by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO VS.
CITI WORLD GOVERNMENT BOND INDEX,
1-3 YEARS, IN USD TERMS (UNHEDGED)
January 9, 2008-October 31, 2014

                                     [CHART]

        DFA Selectively Hedged Global        Citi World Government Bond Index,
           Fixed Income Portfolio            1-3 Years,in USD Terms (unhedged)
       ------------------------------       ----------------------------------
  1/9/2008           10,000                               10,000
 1/31/2008           10,050                               10,199
 2/29/2008           10,140                               10,433
 3/31/2008           10,176                               10,754
 4/30/2008           10,216                               10,485
 5/31/2008           10,236                               10,415
 6/30/2008           10,266                               10,466
 7/31/2008           10,226                               10,427
 8/31/2008            9,845                               10,188
 9/30/2008            9,585                               10,126
10/31/2008            8,933                               10,032
11/30/2008            8,843                               10,177
12/31/2008            9,113                               10,732
 1/31/2009            8,803                               10,481
 2/28/2009            8,742                               10,160
 3/31/2009            9,103                               10,334
 4/30/2009            9,184                               10,379
 5/31/2009            9,605                               10,791
 6/30/2009            9,615                               10,735
 7/31/2009            9,745                               10,869
 8/31/2009            9,825                               11,016
 9/30/2009            9,976                               11,225
10/31/2009           10,026                               11,251
11/30/2009           10,106                               11,525
12/31/2009           10,044                               11,076
 1/31/2010           10,024                               11,065
 2/28/2010           10,054                               11,084
 3/31/2010           10,094                               10,915
 4/30/2010           10,144                               10,843
 5/31/2010            9,953                               10,675
 6/30/2010            9,984                               10,776
 7/31/2010           10,204                               11,084
 8/31/2010           10,134                               11,116
 9/30/2010           10,355                               11,381
10/31/2010           10,435                               11,578
11/30/2010           10,264                               11,202
12/31/2010           10,522                               11,426
 1/31/2011           10,532                               11,470
 2/28/2011           10,603                               11,508
 3/31/2011           10,684                               11,555
 4/30/2011           10,959                               11,838
 5/31/2011           10,908                               11,747
 6/30/2011           10,918                               11,794
 7/31/2011           11,041                               11,949
 8/31/2011           10,990                               12,038
 9/30/2011           10,522                               11,700
10/31/2011           10,837                               11,827
11/30/2011           10,654                               11,681
12/31/2011           10,611                               11,654
 1/31/2012           10,779                               11,769
 2/29/2012           10,895                               11,675
 3/31/2012           10,832                               11,595
 4/30/2012           10,853                               11,690
 5/31/2012           10,527                               11,482
 6/30/2012           10,758                               11,544
 7/31/2012           10,832                               11,555
 8/31/2012           10,916                               11,649
 9/30/2012           10,990                               11,755
10/31/2012           10,969                               11,692
11/30/2012           11,011                               11,634
12/31/2012           11,058                               11,565
 1/31/2013           11,069                               11,507
 2/28/2013           11,015                               11,353
 3/31/2013           11,069                               11,268
 4/30/2013           11,156                               11,300
 5/31/2013           10,940                               11,115
 6/30/2013           10,680                               11,136
 7/31/2013           10,832                               11,255
 8/31/2013           10,691                               11,228
 9/30/2013           10,961                               11,365
10/31/2013           11,026                               11,398
11/30/2013           10,950                               11,317
12/31/2013           10,936                               11,293
 1/31/2014           10,892                               11,289
 2/28/2014           11,057                               11,390
 3/31/2014           11,111                               11,369
 4/30/2014           11,166                               11,422
 5/31/2014           11,199                               11,400
 6/30/2014           11,243                               11,441
 7/31/2014           11,122                               11,318
 8/31/2014           11,177                               11,261                  Past performance is not predictive of
 9/30/2014           10,958                               10,985                  future performance.
10/31/2014           10,947                               10,923                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
           Average Annual         One         Five          Since                 would pay on fund distributions or the
           Total Return           Year        Years       Inception               redemption of fund shares.
           ---------------------------------------------------------------        Citigroup bond indices copyright 2014
                                 -0.72%       1.77%         1.34%                 by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SHORT-TERM GOVERNMENT PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-5 YEAR US TREASURY & AGENCY INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

            DFA Short-Term Government       The BofA Merrill Lynch 1-5 Year,
                   Portfolio                  US Treasury & Agency Index
           ---------------------------     ---------------------------------
10/31/2004          10,000                               10,000
11/30/2004           9,898                                9,931
12/31/2004           9,951                                9,965
 1/31/2005           9,941                                9,960
 2/28/2005           9,875                                9,920
 3/31/2005           9,834                                9,909
 4/30/2005           9,938                                9,988
 5/31/2005          10,042                               10,043
 6/30/2005          10,070                               10,068
 7/31/2005           9,965                               10,012
 8/31/2005          10,070                               10,097
 9/30/2005           9,998                               10,048
10/31/2005           9,969                               10,030
11/30/2005           9,998                               10,066
12/31/2005          10,027                               10,109
 1/31/2006          10,056                               10,123
 2/28/2006          10,076                               10,127
 3/31/2006          10,101                               10,129
 4/30/2006          10,140                               10,154
 5/31/2006          10,170                               10,165
 6/30/2006          10,209                               10,182
 7/31/2006          10,249                               10,270
 8/31/2006          10,298                               10,357
 9/30/2006          10,344                               10,419
10/31/2006          10,394                               10,466
11/30/2006          10,434                               10,530
12/31/2006          10,479                               10,518
 1/31/2007          10,520                               10,533
 2/28/2007          10,561                               10,636
 3/31/2007          10,609                               10,675
 4/30/2007          10,649                               10,717
 5/31/2007          10,701                               10,688
 6/30/2007          10,739                               10,724
 7/31/2007          10,791                               10,835
 8/31/2007          10,832                               10,957
 9/30/2007          10,870                               11,040
10/31/2007          10,912                               11,089
11/30/2007          10,954                               11,309
12/31/2007          10,998                               11,347
 1/31/2008          11,030                               11,578
 2/29/2008          11,147                               11,701
 3/31/2008          11,193                               11,739
 4/30/2008          10,957                               11,621
 5/31/2008          10,850                               11,550
 6/30/2008          10,908                               11,591
 7/31/2008          10,983                               11,646
 8/31/2008          11,091                               11,711
 9/30/2008          11,180                               11,789
10/31/2008          11,310                               11,899
11/30/2008          11,646                               12,145
12/31/2008          11,917                               12,297
 1/31/2009          11,797                               12,226
 2/28/2009          11,797                               12,215
 3/31/2009          11,919                               12,316
 4/30/2009          11,908                               12,287
 5/31/2009          11,908                               12,291
 6/30/2009          11,915                               12,262
 7/31/2009          11,948                               12,296
 8/31/2009          12,026                               12,365
 9/30/2009          12,099                               12,410
10/31/2009          12,132                               12,441
11/30/2009          12,266                               12,555
12/31/2009          12,091                               12,409
 1/31/2010          12,204                               12,529
 2/28/2010          12,261                               12,570
 3/31/2010          12,214                               12,519
 4/30/2010          12,282                               12,573
 5/31/2010          12,373                               12,661
 6/30/2010          12,504                               12,758
 7/31/2010          12,606                               12,828
 8/31/2010          12,652                               12,881
 9/30/2010          12,686                               12,915
10/31/2010          12,778                               12,962
11/30/2010          12,698                               12,914
12/31/2010          12,629                               12,839
 1/31/2011          12,641                               12,876
 2/28/2011          12,618                               12,850
 3/31/2011          12,634                               12,844
 4/30/2011          12,740                               12,935
 5/31/2011          12,846                               13,022
 6/30/2011          12,830                               13,027
 7/31/2011          12,913                               13,117
 8/31/2011          13,007                               13,213
 9/30/2011          12,993                               13,196
10/31/2011          13,005                               13,209
11/30/2011          13,028                               13,226
12/31/2011          13,058                               13,249
 1/31/2012          13,118                               13,291
 2/29/2012          13,094                               13,258
 3/31/2012          13,104                               13,234
 4/30/2012          13,152                               13,295
 5/31/2012          13,152                               13,318
 6/30/2012          13,172                               13,309
 7/31/2012          13,220                               13,361
 8/31/2012          13,257                               13,370
 9/30/2012          13,251                               13,371
10/31/2012          13,251                               13,355
11/30/2012          13,275                               13,384
12/31/2012          13,265                               13,378
 1/31/2013          13,253                               13,362
 2/28/2013          13,278                               13,393
 3/31/2013          13,283                               13,399
 4/30/2013          13,320                               13,429
 5/31/2013          13,233                               13,361
 6/30/2013          13,136                               13,306
 7/31/2013          13,185                               13,337
 8/31/2013          13,123                               13,300
 9/30/2013          13,210                               13,368
10/31/2013          13,247                               13,402
11/30/2013          13,272                               13,419
12/31/2013          13,206                               13,356
 1/31/2014          13,268                               13,414
 2/28/2014          13,281                               13,433
 3/31/2014          13,257                               13,391
 4/30/2014          13,282                               13,425
 5/31/2014          13,332                               13,478
 6/30/2014          13,318                               13,465                 Past performance is not predictive of
 7/31/2014          13,293                               13,435                 future performance.
 8/31/2014          13,318                               13,481                 The returns shown do not reflect the
 9/30/2014          13,307                               13,458                 deduction of taxes that a shareholder
10/31/2014          13,357                               13,524                 would pay on fund distributions or the
                                                                                redemption of fund shares.
           Average Annual         One          Five          Ten                The Merrill Lynch Indices are used with
           Total Return           Year         Years        Years               permission; copyright 2014 Merrill
           -------------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                  0.83%        1.94%        2.94%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
CITI WORLD GOVERNMENT BOND INDEX,
1-5 YEARS, CURRENCY-HEDGED IN USD TERMS
October 31, 2004-October 31, 2014

                                    [CHART]

               DFA Five-Year Global            Citi World Government Bond Index,
              Fixed Income Portfolio            1-5 Years, Currency-Hedged
                                                      in USD Terms
              ----------------------           ---------------------------------
10/31/2004           10,000                              10,000
11/30/2004            9,906                              10,016
12/31/2004            9,974                              10,040
 1/31/2005            9,993                              10,073
 2/28/2005            9,945                              10,063
 3/31/2005            9,898                              10,093
 4/30/2005           10,032                              10,167
 5/31/2005           10,117                              10,218
 6/30/2005           10,189                              10,268
 7/31/2005           10,122                              10,249
 8/31/2005           10,217                              10,301
 9/30/2005           10,138                              10,286
10/31/2005           10,100                              10,276
11/30/2005           10,119                              10,309
12/31/2005           10,145                              10,349
 1/31/2006           10,155                              10,366
 2/28/2006           10,175                              10,377
 3/31/2006           10,145                              10,368
 4/30/2006           10,165                              10,395
 5/31/2006           10,215                              10,434
 6/30/2006           10,235                              10,457
 7/31/2006           10,304                              10,534
 8/31/2006           10,394                              10,626
 9/30/2006           10,434                              10,674
10/31/2006           10,473                              10,711
11/30/2006           10,513                              10,765
12/31/2006           10,540                              10,772
 1/31/2007           10,590                              10,810
 2/28/2007           10,640                              10,881
 3/31/2007           10,680                              10,916
 4/30/2007           10,710                              10,950
 5/31/2007           10,740                              10,938
 6/30/2007           10,767                              10,966
 7/31/2007           10,827                              11,061
 8/31/2007           10,908                              11,178
 9/30/2007           10,947                              11,239
10/31/2007           11,008                              11,296
11/30/2007           11,038                              11,419
12/31/2007           11,090                              11,451
 1/31/2008           11,153                              11,623
 2/29/2008           11,194                              11,699
 3/31/2008           11,204                              11,696
 4/30/2008           11,122                              11,619
 5/31/2008           11,090                              11,553
 6/30/2008           11,122                              11,553
 7/31/2008           11,184                              11,638
 8/31/2008           11,246                              11,711
 9/30/2008           11,130                              11,786
10/31/2008           11,193                              11,957
11/30/2008           11,360                              12,086
12/31/2008           11,537                              12,206
 1/31/2009           11,516                              12,212
 2/28/2009           11,505                              12,236
 3/31/2009           11,547                              12,300
 4/30/2009           11,621                              12,302
 5/31/2009           11,642                              12,307
 6/30/2009           11,713                              12,327
 7/31/2009           11,808                              12,372
 8/31/2009           11,915                              12,415
 9/30/2009           11,995                              12,454
10/31/2009           12,059                              12,466
11/30/2009           12,209                              12,533
12/31/2009           12,021                              12,486
 1/31/2010           12,173                              12,534
 2/28/2010           12,250                              12,586
 3/31/2010           12,241                              12,581
 4/30/2010           12,328                              12,587
 5/31/2010           12,405                              12,669
 6/30/2010           12,486                              12,701
 7/31/2010           12,674                              12,747
 8/31/2010           12,828                              12,808
 9/30/2010           12,876                              12,798
10/31/2010           12,964                              12,811
11/30/2010           12,831                              12,748
12/31/2010           12,658                              12,734
 1/31/2011           12,693                              12,725
 2/28/2011           12,681                              12,713
 3/31/2011           12,693                              12,705
 4/30/2011           12,856                              12,743
 5/31/2011           13,007                              12,805
 6/30/2011           13,007                              12,812
 7/31/2011           13,216                              12,857
 8/31/2011           13,309                              12,969
 9/30/2011           13,284                              12,973
10/31/2011           13,320                              12,955
11/30/2011           13,119                              12,929
12/31/2011           13,228                              13,028
 1/31/2012           13,362                              13,085
 2/29/2012           13,386                              13,107
 3/31/2012           13,422                              13,096
 4/30/2012           13,471                              13,122
 5/31/2012           13,556                              13,134
 6/30/2012           13,564                              13,147
 7/31/2012           13,735                              13,191
 8/31/2012           13,784                              13,225
 9/30/2012           13,806                              13,249
10/31/2012           13,818                              13,257
11/30/2012           13,867                              13,291
12/31/2012           13,863                              13,302
 1/31/2013           13,801                              13,291
 2/28/2013           13,888                              13,322
 3/31/2013           13,913                              13,335
 4/30/2013           13,987                              13,378
 5/31/2013           13,863                              13,333
 6/30/2013           13,692                              13,291
 7/31/2013           13,780                              13,328
 8/31/2013           13,705                              13,309
 9/30/2013           13,817                              13,355
10/31/2013           13,905                              13,399
11/30/2013           13,929                              13,420
12/31/2013           13,807                              13,385
 1/31/2014           13,959                              13,442
 2/28/2014           13,985                              13,461
 3/31/2014           13,916                              13,458
 4/30/2014           13,993                              13,482
 5/31/2014           14,095                              13,521
 6/30/2014           14,079                              13,536
 7/31/2014           14,040                              13,538
 8/31/2014           14,130                              13,577                     Past performance is not predictive of
 9/30/2014           14,066                              13,575                     future performance.
10/31/2014           14,168                              13,607                     The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
            Average Annual          One          Five          Ten                  would pay on fund distributions or the
            Total Return            Year         Years        Years                 redemption of fund shares.
            ---------------------------------------------------------------         Citigroup bond indices copyright 2014
                                    1.90%        3.28%        3.55%                 by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO VS.
CITI NON-USD WORLD GOVERNMENT BOND INDEX, CURRENCY-HEDGED IN USD TERMS
December 6, 2011-October 31, 2014

                                     [CHART]

                DFA World Ex U.S.                 Citi Non-USD World
             Government Fixed Income             Government Bond Index,
                     Portfolio                Currency-Hedged in USD Terms
          -------------------------------     ----------------------------
 12/06/11              10,000                            10,000
 12/31/11              10,095                            10,085
  1/31/12              10,145                            10,165
  2/29/12              10,175                            10,216
  3/31/12              10,165                            10,218
  4/30/12              10,246                            10,246
  5/31/12              10,506                            10,370
  6/30/12              10,427                            10,329
  7/31/12              10,648                            10,436
  8/31/12              10,658                            10,456
  9/30/12              10,656                            10,515
 10/31/12              10,666                            10,538
 11/30/12              10,757                            10,623
 12/31/12              10,771                            10,641
  1/31/13              10,606                            10,608
  2/28/13              10,730                            10,670
  3/31/13              10,834                            10,776
  4/30/13              10,968                            10,899
  5/31/13              10,741                            10,744
  6/30/13              10,524                            10,638
  7/31/13              10,587                            10,690
  8/31/13              10,483                            10,668
  9/30/13              10,576                            10,745
 10/31/13              10,690                            10,852
 11/30/13              10,680                            10,857
 12/31/13              10,538                            10,792
  1/31/14              10,780                            10,963
  2/28/14              10,811                            11,013
  3/31/14              10,848                            11,051
  4/30/14              10,933                            11,119
  5/31/14              11,081                            11,203
  6/30/14              11,143                            11,273
  7/31/14              11,239                            11,343
  8/31/14              11,474                            11,505               Past performance is not predictive of
  9/30/14              11,431                            11,500               future performance.
 10/31/14              11,538                            11,562               The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
             Average Annual          One             Since                    would pay on fund distributions or the
             Total Return            Year          Inception                  redemption of fund shares.
             --------------------------------------------------------         Citigroup bond indices copyright 2014
                                     7.93%           5.05%                    by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
BARCLAYS U.S. GOVERNMENT BOND INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

               DFA Intermediate Government        Barclays Capital U.S.
                 Fixed Income Portfolio           Government Bond Index
               ---------------------------        ---------------------
10/31/04                 10,000                           10,000
11/30/04                  9,866                            9,881
12/31/04                  9,966                            9,970
 1/31/05                 10,008                           10,032
 2/28/05                  9,915                            9,961
 3/31/05                  9,862                            9,928
 4/30/05                 10,034                           10,087
 5/31/05                 10,171                           10,204
 6/30/05                 10,231                           10,262
 7/31/05                 10,067                           10,138
 8/31/05                 10,249                           10,287
 9/30/05                 10,094                           10,166
10/31/05                  9,997                           10,094
11/30/05                 10,050                           10,140
12/31/05                 10,129                           10,234
 1/31/06                 10,120                           10,216
 2/28/06                 10,111                           10,233
 3/31/06                 10,031                           10,140
 4/30/06                  9,995                           10,112
 5/31/06                 10,004                           10,114
 6/30/06                 10,004                           10,142
 7/31/06                 10,141                           10,263
 8/31/06                 10,305                           10,408
 9/30/06                 10,399                           10,501
10/31/06                 10,464                           10,556
11/30/06                 10,583                           10,663
12/31/06                 10,492                           10,589
 1/31/07                 10,474                           10,576
 2/28/07                 10,661                           10,739
 3/31/07                 10,663                           10,742
 4/30/07                 10,720                           10,796
 5/31/07                 10,597                           10,711
 6/30/07                 10,585                           10,706
 7/31/07                 10,728                           10,859
 8/31/07                 10,928                           11,023
 9/30/07                 11,013                           11,093
10/31/07                 11,090                           11,174
11/30/07                 11,437                           11,481
12/31/07                 11,493                           11,506
 1/31/08                 11,806                           11,782
 2/29/08                 11,904                           11,893
 3/31/08                 11,988                           11,972
 4/30/08                 11,811                           11,804
 5/31/08                 11,633                           11,675
 6/30/08                 11,683                           11,743
 7/31/08                 11,753                           11,795
 8/31/08                 11,873                           11,915
 9/30/08                 11,871                           11,969
10/31/08                 11,750                           11,936
11/30/08                 12,415                           12,502
12/31/08                 12,973                           12,932
 1/31/09                 12,665                           12,610
 2/28/09                 12,593                           12,576
 3/31/09                 12,791                           12,805
 4/30/09                 12,667                           12,634
 5/31/09                 12,636                           12,539
 6/30/09                 12,658                           12,522
 7/31/09                 12,741                           12,582
 8/31/09                 12,846                           12,681
 9/30/09                 12,965                           12,776
10/31/09                 13,008                           12,778
11/30/09                 13,198                           12,941
12/31/09                 12,880                           12,648
 1/31/10                 13,106                           12,831
 2/28/10                 13,181                           12,884
 3/31/10                 13,099                           12,788
 4/30/10                 13,240                           12,909
 5/31/10                 13,434                           13,107
 6/30/10                 13,684                           13,330
 7/31/10                 13,826                           13,421
 8/31/10                 14,067                           13,659
 9/30/10                 14,104                           13,666
10/31/10                 14,159                           13,657
11/30/10                 14,038                           13,565
12/31/10                 13,771                           13,346
 1/31/11                 13,771                           13,346
 2/28/11                 13,771                           13,339
 3/31/11                 13,774                           13,335
 4/30/11                 13,943                           13,480
 5/31/11                 14,168                           13,672
 6/30/11                 14,107                           13,631
 7/31/11                 14,380                           13,858
 8/31/11                 14,733                           14,210
 9/30/11                 14,866                           14,428
10/31/11                 14,785                           14,325
11/30/11                 14,900                           14,422
12/31/11                 15,069                           14,550
 1/31/12                 15,174                           14,614
 2/29/12                 15,104                           14,519
 3/31/12                 15,000                           14,387
 4/30/12                 15,234                           14,581
 5/31/12                 15,422                           14,808
 6/30/12                 15,388                           14,765
 7/31/12                 15,553                           14,906
 8/31/12                 15,612                           14,892
 9/30/12                 15,621                           14,853
10/31/12                 15,597                           14,831
11/30/12                 15,704                           14,904
12/31/12                 15,628                           14,844
 1/31/13                 15,508                           14,732
 2/28/13                 15,628                           14,807
 3/31/13                 15,630                           14,821
 4/30/13                 15,763                           14,946
 5/31/13                 15,462                           14,702
 6/30/13                 15,118                           14,542
 7/31/13                 15,142                           14,528
 8/31/13                 14,984                           14,458
 9/30/13                 15,185                           14,559
10/31/13                 15,270                           14,628
11/30/13                 15,246                           14,585
12/31/13                 15,078                           14,458
 1/31/14                 15,336                           14,647
 2/28/14                 15,373                           14,688
 3/31/14                 15,333                           14,648
 4/30/14                 15,432                           14,728
 5/31/14                 15,592                           14,863
 6/30/14                 15,572                           14,844
 7/31/14                 15,535                           14,820
 8/31/14                 15,684                           14,970           Past performance is not predictive of
 9/30/14                 15,579                           14,892           future performance.
10/31/14                 15,729                           15,032           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          Average Annual        One         Five         Ten               would pay on fund distributions or the
          Total Return          Year        Years       Years              redemption of fund shares.
          ----------------------------------------------------------       Barclays Capital data provided by
                                3.00%       3.87%       4.63%              Barclays Bank PLC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-5 YEAR US CORPORATE & GOVERNMENT INDEX
March 4, 2009-October 31, 2014

                                    [CHART]

            DFA Short-Term Extended         The BofA Merrill Lynch 1-5 Year
               Quality Portfolio            US Corporate & Government Index
            -----------------------        ----------------------------------
  3/4/2009            10,000                          10,000
 3/31/2009            10,030                          10,077
 4/30/2009            10,135                          10,138
 5/31/2009            10,251                          10,223
 6/30/2009            10,348                          10,251
 7/31/2009            10,501                          10,329
 8/31/2009            10,602                          10,414
 9/30/2009            10,681                          10,476
10/31/2009            10,749                          10,524
11/30/2009            10,880                          10,628
12/31/2009            10,774                          10,522
 1/31/2010            10,918                          10,641
 2/28/2010            10,964                          10,679
 3/31/2010            10,958                          10,655
 4/30/2010            11,041                          10,712
 5/31/2010            11,047                          10,754
 6/30/2010            11,135                          10,837
 7/31/2010            11,258                          10,922
 8/31/2010            11,347                          10,980
 9/30/2010            11,404                          11,022
10/31/2010            11,473                          11,072
11/30/2010            11,403                          11,024
12/31/2010            11,329                          10,960
 1/31/2011            11,381                          11,002
 2/28/2011            11,381                          10,992
 3/31/2011            11,383                          10,994
 4/30/2011            11,500                          11,083
 5/31/2011            11,575                          11,159
 6/30/2011            11,564                          11,157
 7/31/2011            11,671                          11,241
 8/31/2011            11,691                          11,290
 9/30/2011            11,648                          11,250
10/31/2011            11,692                          11,287
11/30/2011            11,615                          11,269
12/31/2011            11,660                          11,300
 1/31/2012            11,768                          11,373
 2/29/2012            11,808                          11,374
 3/31/2012            11,817                          11,370
 4/30/2012            11,859                          11,420
 5/31/2012            11,866                          11,429
 6/30/2012            11,885                          11,439
 7/31/2012            11,989                          11,507
 8/31/2012            12,021                          11,530
 9/30/2012            12,062                          11,551
10/31/2012            12,069                          11,554
11/30/2012            12,087                          11,578
12/31/2012            12,083                          11,579
 1/31/2013            12,072                          11,574
 2/28/2013            12,112                          11,606
 3/31/2013            12,125                          11,614
 4/30/2013            12,171                          11,649
 5/31/2013            12,111                          11,590
 6/30/2013            12,013                          11,521
 7/31/2013            12,062                          11,561
 8/31/2013            12,021                          11,533
 9/30/2013            12,108                          11,599
10/31/2013            12,164                          11,644
11/30/2013            12,190                          11,664
12/31/2013            12,132                          11,615
 1/31/2014            12,211                          11,672
 2/28/2014            12,242                          11,699
 3/31/2014            12,213                          11,667
 4/30/2014            12,251                          11,702
 5/31/2014            12,311                          11,757
 6/30/2014            12,304                          11,752                     Past performance is not predictive of
 7/31/2014            12,284                          11,726                     future performance.
 8/31/2014            12,321                          11,768                     The returns shown do not reflect the
 9/30/2014            12,290                          11,744                     deduction of taxes that a shareholder
10/31/2014            12,339                          11,798                     would pay on fund distributions or the
                                                                                 redemption of fund shares.
           Average Annual        One         Five          Since                 The Merrill Lynch Indices are used with
           Total Return          Year        Years       Inception               permission; copyright 2014 Merrill
           --------------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                 1.44%       2.80%         3.78%                 Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO VS.
BARCLAYS U.S. CREDIT BOND INDEX
July 20, 2010-October 31, 2014

                                     [CHART]

             DFA Intermediate-Term            Barclays Capital U.S.
          Extended Quality Portfolio           Credit Bond Index
          --------------------------          ---------------------
  7/20/2010         10,000                          10,000
  7/31/2010         10,020                          10,093
  8/31/2010         10,230                          10,296
  9/30/2010         10,282                          10,362
 10/31/2010         10,315                          10,376
 11/30/2010         10,195                          10,273
 12/31/2010          9,963                          10,169
  1/31/2011          9,983                          10,191
  2/28/2011         10,018                          10,264
  3/31/2011         10,015                          10,260
  4/30/2011         10,184                          10,434
  5/31/2011         10,363                          10,594
  6/30/2011         10,278                          10,516
  7/31/2011         10,583                          10,769
  8/31/2011         10,745                          10,808
  9/30/2011         10,773                          10,835
 10/31/2011         10,825                          10,993
 11/30/2011         10,683                          10,809
 12/31/2011         10,897                          11,019
  1/31/2012         11,085                          11,248
  2/29/2012         11,133                          11,333
  3/31/2012         11,032                          11,243
  4/30/2012         11,228                          11,394
  5/31/2012         11,359                          11,471
  6/30/2012         11,356                          11,520
  7/31/2012         11,607                          11,832
  8/31/2012         11,644                          11,857
  9/30/2012         11,715                          11,928
 10/31/2012         11,819                          12,061
 11/30/2012         11,850                          12,061
 12/31/2012         11,798                          12,053
  1/31/2013         11,658                          11,948
  2/28/2013         11,770                          12,031
  3/31/2013         11,804                          12,032
  4/30/2013         11,989                          12,249
  5/31/2013         11,676                          11,960
  6/30/2013         11,290                          11,619
  7/31/2013         11,362                          11,701
  8/31/2013         11,224                          11,607
  9/30/2013         11,364                          11,703
 10/31/2013         11,509                          11,872
 11/30/2013         11,448                          11,840
 12/31/2013         11,348                          11,810
  1/31/2014         11,657                          12,009
  2/28/2014         11,730                          12,140
  3/31/2014         11,715                          12,154
  4/30/2014         11,855                          12,299
  5/31/2014         12,052                          12,473
  6/30/2014         12,051                          12,483
  7/31/2014         12,035                          12,478
  8/31/2014         12,223                          12,658             Past performance is not predictive of
  9/30/2014         12,070                          12,480             future performance.
 10/31/2014         12,189                          12,613             The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
            Average Annual         One           Since                 would pay on fund distributions or the
            Total Return           Year        Inception               redemption of fund shares.
            ---------------------------------------------------        Barclays Capital data provided by
                                   5.91%         4.73%                 Barclays Bank PLC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INVESTMENT GRADE PORTFOLIO VS.
BARCLAYS U.S. AGGREGATE BOND INDEX
March 7, 2011-October 31, 2014

                                     [CHART]

        DFA Investment Grade Portfolio      Barclays U. S. Aggregate Bond Index
       --------------------------------    -------------------------------------
   3/7/2011          10,000                              10,000
  3/31/2011          10,040                              10,026
  4/30/2011          10,180                              10,153
  5/31/2011          10,330                              10,285
  6/30/2011          10,273                              10,255
  7/31/2011          10,505                              10,418
  8/31/2011          10,686                              10,570
  9/30/2011          10,725                              10,647
 10/31/2011          10,735                              10,658
 11/30/2011          10,694                              10,649
 12/31/2011          10,831                              10,766
  1/31/2012          10,953                              10,861
  2/29/2012          10,963                              10,858
  3/31/2012          10,899                              10,799
  4/30/2012          11,042                              10,919
  5/31/2012          11,145                              11,017
  6/30/2012          11,140                              11,022
  7/31/2012          11,295                              11,174
  8/31/2012          11,336                              11,181
  9/30/2012          11,371                              11,196
 10/31/2012          11,402                              11,218
 11/30/2012          11,443                              11,236
 12/31/2012          11,406                              11,220
  1/31/2013          11,322                              11,142
  2/28/2013          11,396                              11,198
  3/31/2013          11,418                              11,207
  4/30/2013          11,533                              11,320
  5/31/2013          11,313                              11,118
  6/30/2013          11,045                              10,946
  7/31/2013          11,098                              10,961
  8/31/2013          10,982                              10,905
  9/30/2013          11,116                              11,008
 10/31/2013          11,222                              11,097
 11/30/2013          11,180                              11,056
 12/31/2013          11,078                              10,993
  1/31/2014          11,314                              11,156
  2/28/2014          11,367                              11,215
  3/31/2014          11,349                              11,196
  4/30/2014          11,446                              11,291
  5/31/2014          11,596                              11,419
  6/30/2014          11,583                              11,425
  7/31/2014          11,561                              11,396
  8/31/2014          11,702                              11,522                     Past performance is not predictive of
  9/30/2014          11,595                              11,444                     future performance.
 10/31/2014          11,704                              11,556                     The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
              Average Annual           One              Since                       would pay on fund distributions or the
              Total Return             Year           Inception                     redemption of fund shares.
              -----------------------------------------------------------           Barclays Capital data provided by
                                       4.29%            4.40%                       Barclays Bank PLC.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INFLATION-PROTECTED SECURITIES PORTFOLIO CLASS VS.
BARCLAYS U.S. TIPS INDEX (SERIES-L)
September 18, 2006-October 31, 2014

                                    [CHART]

            DFA Inflation-Protected Securities         Barclays U.S. TIPS
                      Portfolio Class                   Index (Series-L)
           ------------------------------------       --------------------
 9/18/2006               $10,000                            $10,000
 9/30/2006                10,090                             10,115
10/31/2006                10,070                             10,098
11/30/2006                10,190                             10,223
12/31/2006                 9,947                              9,984
 1/31/2007                 9,967                              9,997
 2/28/2007                10,177                             10,211
 3/31/2007                10,202                             10,235
 4/30/2007                10,272                             10,308
 5/31/2007                10,132                             10,173
 6/30/2007                10,101                             10,157
 7/31/2007                10,356                             10,389
 8/31/2007                10,438                             10,478
 9/30/2007                10,567                             10,618
10/31/2007                10,712                             10,737
11/30/2007                11,167                             11,163
12/31/2007                11,125                             11,146
 1/31/2008                11,605                             11,587
 2/29/2008                11,803                             11,730
 3/31/2008                11,827                             11,723
 4/30/2008                11,544                             11,476
 5/31/2008                11,533                             11,513
 6/30/2008                11,761                             11,690
 7/31/2008                11,686                             11,630
 8/31/2008                11,772                             11,725
 9/30/2008                11,291                             11,276
10/31/2008                10,285                             10,296
11/30/2008                10,318                             10,369
12/31/2008                10,967                             10,884
 1/31/2009                11,100                             11,067
 2/28/2009                10,834                             10,850
 3/31/2009                11,531                             11,484
 4/30/2009                11,354                             11,270
 5/31/2009                11,520                             11,507
 6/30/2009                11,531                             11,560
 7/31/2009                11,564                             11,568
 8/31/2009                11,675                             11,670
 9/30/2009                11,918                             11,916
10/31/2009                12,106                             12,062
11/30/2009                12,437                             12,397
12/31/2009                12,175                             12,126
 1/31/2010                12,365                             12,321
 2/28/2010                12,253                             12,178
 3/31/2010                12,237                             12,194
 4/30/2010                12,562                             12,483
 5/31/2010                12,550                             12,482
 6/30/2010                12,754                             12,660
 7/31/2010                12,766                             12,678
 8/31/2010                12,992                             12,897
 9/30/2010                13,131                             12,975
10/31/2010                13,472                             13,319
11/30/2010                13,256                             13,093
12/31/2010                13,004                             12,891
 1/31/2011                13,073                             12,916
 2/28/2011                13,154                             13,027
 3/31/2011                13,274                             13,159
 4/30/2011                13,609                             13,490
 5/31/2011                13,702                             13,531
 6/30/2011                13,822                             13,640
 7/31/2011                14,400                             14,174
 8/31/2011                14,542                             14,289
 9/30/2011                14,486                             14,256
10/31/2011                14,736                             14,521
11/30/2011                14,880                             14,633
12/31/2011                14,895                             14,639
 1/31/2012                15,236                             14,974
 2/29/2012                15,187                             14,925
 3/31/2012                15,029                             14,765
 4/30/2012                15,370                             15,064
 5/31/2012                15,614                             15,316
 6/30/2012                15,525                             15,230
 7/31/2012                15,796                             15,519
 8/31/2012                15,796                             15,474
 9/30/2012                15,907                             15,553
10/31/2012                16,018                             15,688
11/30/2012                16,117                             15,763
12/31/2012                16,005                             15,660
 1/31/2013                15,892                             15,555
 2/28/2013                15,917                             15,560
 3/31/2013                15,967                             15,604
 4/30/2013                16,092                             15,728
 5/31/2013                15,380                             15,042
 6/30/2013                14,699                             14,503
 7/31/2013                14,862                             14,609
 8/31/2013                14,585                             14,396
 9/30/2013                14,887                             14,605
10/31/2013                14,963                             14,685
11/30/2013                14,798                             14,526
12/31/2013                14,521                             14,312
 1/31/2014                14,863                             14,595
 2/28/2014                14,914                             14,661
 3/31/2014                14,800                             14,591
 4/30/2014                15,015                             14,788
 5/31/2014                15,345                             15,101
 6/30/2014                15,388                             15,147
 7/31/2014                15,376                             15,151
 8/31/2014                15,452                             15,217           Past performance is not predictive of
 9/30/2014                15,040                             14,837           future performance.
10/31/2014                15,169                             14,964           The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
          Average Annual        One         Five          Since               would pay on fund distributions or the
          Total Return          Year        Years       Inception             redemption of fund shares.
          -------------------------------------------------------------       Barclays Capital data provided by
                                1.38%       4.61%         5.27%               Barclays Bank PLC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SHORT DURATION REAL RETURN PORTFOLIO VS. BARCLAYS U.S. TIPS INDEX 1-5 YEARS November 5, 2013 - October 31, 2014

                                        [CHART]

                 DFA Short Duration     Barclays U.S. TIPS
                     Real Return         Index 1-5 Years
                 ------------------     ------------------
     11/5/2013        $10,000                $10,000
    11/30/2013          9,990                 10,020
    12/31/2013          9,930                  9,969
     1/31/2014          9,980                 10,009
     2/28/2014         10,040                 10,037
     3/31/2014         10,020                  9,989
     4/30/2014         10,060                 10,050
     5/31/2014         10,170                 10,135
     6/30/2014         10,221                 10,171
     7/31/2014         10,160                 10,136
     8/31/2014         10,140                 10,121          Past performance is not predictive of
     9/30/2014         10,030                 10,015          future performance.
    10/31/2014         10,020                 10,019          The returns shown do not reflect the
                                                              deduction of taxes that a shareholder
               Average Annual           Since                 would pay on fund distributions or the
               Total Return           Inception               redemption of fund shares.
               ---------------------------------------        Barclays Capital data provided by
                                        0.20%                 Barclays Bank PLC.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR US MUNICIPAL SECURITIES INDEX
October 31, 2004 - October 31, 2014

                                    [CHART]

             DFA Short-Term Municipal            The BofA Merrill Lynch
                  Bond Portfolio                 1-3 Year,US Municipal
                                                   Securities Index
            --------------------------           -----------------------
10/2004             $10,000                            $10,000
11/2004               9,966                              9,965
12/2004              10,008                              9,997
01/2005               9,988                              9,994
02/2005               9,973                              9,986
03/2005               9,941                              9,973
04/2005               9,997                             10,001
05/2005              10,014                             10,018
06/2005              10,054                             10,066
07/2005              10,034                             10,067
08/2005              10,061                             10,087
09/2005              10,071                             10,098
10/2005              10,060                             10,097
11/2005              10,077                             10,100
12/2005              10,108                             10,138
01/2006              10,128                             10,162
02/2006              10,142                             10,170
03/2006              10,143                             10,175
04/2006              10,153                             10,191
05/2006              10,194                             10,229
06/2006              10,198                             10,229
07/2006              10,242                             10,284
08/2006              10,288                             10,347
09/2006              10,324                             10,385
10/2006              10,347                             10,415
11/2006              10,381                             10,449
12/2006              10,395                             10,468
01/2007              10,416                             10,476
02/2007              10,448                             10,522
03/2007              10,485                             10,561
04/2007              10,510                             10,584
05/2007              10,537                             10,601
06/2007              10,564                             10,622
07/2007              10,601                             10,676
08/2007              10,629                             10,723
09/2007              10,667                             10,789
10/2007              10,704                             10,834
11/2007              10,731                             10,896
12/2007              10,767                             10,959
01/2008              10,820                             11,145
02/2008              10,800                             11,053
03/2008              10,840                             11,181
04/2008              10,845                             11,186
05/2008              10,871                             11,224
06/2008              10,853                             11,199
07/2008              10,900                             11,296
08/2008              10,949                             11,359
09/2008              10,870                             11,269
10/2008              10,907                             11,319
11/2008              10,997                             11,434
12/2008              11,079                             11,525
01/2009              11,211                             11,668
02/2009              11,182                             11,656
03/2009              11,232                             11,712
04/2009              11,263                             11,744
05/2009              11,250                             11,771
06/2009              11,258                             11,793
07/2009              11,366                             11,870
08/2009              11,352                             11,875
09/2009              11,415                             11,940
10/2009              11,377                             11,941
11/2009              11,484                             12,000
12/2009              11,488                             12,010
01/2010              11,522                             12,042
02/2010              11,555                             12,072
03/2010              11,492                             12,039
04/2010              11,522                             12,077
05/2010              11,572                             12,118
06/2010              11,600                             12,146
07/2010              11,685                             12,198
08/2010              11,736                             12,223
09/2010              11,694                             12,210
10/2010              11,688                             12,217
11/2010              11,659                             12,185
12/2010              11,615                             12,165
01/2011              11,615                             12,188
02/2011              11,640                             12,217
03/2011              11,679                             12,245
04/2011              11,728                             12,279
05/2011              11,779                             12,328
06/2011              11,793                             12,354
07/2011              11,834                             12,387
08/2011              11,895                             12,419
09/2011              11,864                             12,413
10/2011              11,833                             12,400
11/2011              11,846                             12,418
12/2011              11,891                             12,452
01/2012              11,926                             12,483
02/2012              11,949                             12,513
03/2012              11,917                             12,506
04/2012              11,943                             12,520
05/2012              11,945                             12,529
06/2012              11,959                             12,537
07/2012              11,974                             12,557
08/2012              11,986                             12,565
09/2012              11,988                             12,578
10/2012              11,988                             12,579
11/2012              11,988                             12,590
12/2012              11,978                             12,581
01/2013              11,989                             12,607
02/2013              11,997                             12,631
03/2013              11,999                             12,637
04/2013              12,008                             12,645
05/2013              12,006                             12,643
06/2013              11,980                             12,614
07/2013              11,989                             12,642
08/2013              11,986                             12,648
09/2013              12,006                             12,673
10/2013              12,039                             12,699
11/2013              12,035                             12,712
12/2013              12,033                             12,716
01/2014              12,068                             12,741
02/2014              12,095                             12,767
03/2014              12,046                             12,747
04/2014              12,066                             12,766              Past performance is not predictive of
05/2014              12,099                             12,785              future performance.
06/2014              12,096                             12,791              The returns shown do not reflect the
07/2014              12,105                             12,797              deduction of taxes that a shareholder
08/2014              12,148                             12,808              would pay on fund distributions or the
09/2014              12,134                             12,806              redemption of fund shares.
10/2014              12,143                             12,813              Barclays Capital data provided by
                                                                            Barclays Bank PLC.
          Average Annual        One         Five         Ten                The Merrill Lynch Indices are used with
          Total Return          Year        Years       Years               permission; copyright 2014 Merrill
          ----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                0.87%       1.31%       1.96%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
March 1, 2012-October 31, 2014

                                     [CHART]

             DFA Intermediate-Term Municipal     S&P Intermediate Term National
                    Bond Portfolio               AMT-Free Municipal Bond Index
             -------------------------------    --------------------------------
   3/1/2012            $10,000                             $10,000
  3/31/2012              9,860                               9,930
  4/30/2012              9,957                              10,019
  5/31/2012             10,012                              10,082
  6/30/2012              9,974                              10,071
  7/31/2012             10,066                              10,198
  8/31/2012             10,055                              10,209
  9/30/2012             10,106                              10,267
 10/31/2012             10,113                              10,277
 11/30/2012             10,225                              10,414
 12/31/2012             10,114                              10,281
  1/31/2013             10,124                              10,327
  2/28/2013             10,160                              10,367
  3/31/2011             10,128                              10,318
  4/30/2013             10,227                              10,409
  5/31/2013             10,053                              10,290
  6/30/2013              9,828                              10,051
  7/31/2013              9,828                              10,016
  8/31/2013              9,704                               9,901
  9/30/2013              9,928                              10,073
 10/31/2013             10,022                              10,152
 11/30/2013              9,954                              10,133
 12/31/2013              9,907                              10,106
  1/31/2014             10,070                              10,268
  2/28/2014             10,177                              10,369
  3/31/2014             10,101                              10,349
  4/30/2014             10,228                              10,456
  5/31/2014             10,325                              10,549
  6/30/2014             10,299                              10,541
  7/31/2014             10,324                              10,563
  8/31/2014             10,430                              10,665                  Past performance is not predictive of
  9/30/2014             10,392                              10,661                  future performance.
 10/31/2014             10,457                              10,707                  The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
              Average Annual           One              Since                       would pay on fund distributions or the
              Total Return             Year           Inception                     redemption of fund shares.
              -----------------------------------------------------------           The S&P data are provided by Standard
                                       4.34%            1.69%                       & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR CALIFORNIA INCLUDING PUERTO RICO MUNICIPAL SECURITIES INDEX
April 2, 2007-October 31, 2014

                                        [CHART]

               DFA California Short-Term       The BofA Merrill Lynch 1-3 Year
               Municipal Bond Portfolio        California including Puerto Rico
                                                  Municipal Securities Index
               -------------------------       --------------------------------
 4/02/07                10,000                             10,000
 4/30/07                10,010                             10,023
 5/31/07                10,038                             10,040
 6/30/07                10,061                             10,060
 7/31/07                10,090                             10,108
 8/31/07                10,124                             10,151
 9/30/07                10,155                             10,211
10/31/07                10,189                             10,254
11/30/07                10,223                             10,308
12/31/07                10,253                             10,368
 1/31/08                10,315                             10,536
 2/29/08                10,291                             10,453
 3/31/08                10,340                             10,569
 4/30/08                10,337                             10,575
 5/31/08                10,354                             10,617
 6/30/08                10,340                             10,596
 7/31/08                10,389                             10,690
 8/31/08                10,450                             10,756
 9/30/08                10,346                             10,664
10/31/08                10,371                             10,692
11/30/08                10,479                             10,788
12/31/08                10,574                             10,848
 1/31/09                10,720                             10,966
 2/28/09                10,696                             10,973
 3/31/09                10,733                             11,022
 4/30/09                10,776                             11,074
 5/31/09                10,763                             11,106
 6/30/09                10,750                             11,109
 7/31/09                10,865                             11,190
 8/31/09                10,875                             11,193
 9/30/09                10,946                             11,272
10/31/09                10,880                             11,267
11/30/09                10,994                             11,332
12/31/09                10,988                             11,341
 1/31/10                11,020                             11,367
 2/28/10                11,055                             11,397
 3/31/10                10,995                             11,373
 4/30/10                11,047                             11,414
 5/31/10                11,084                             11,454
 6/30/10                11,111                             11,482
 7/31/10                11,205                             11,543
 8/31/10                11,253                             11,577
 9/30/10                11,226                             11,570
10/31/10                11,222                             11,570
11/30/10                11,161                             11,524
12/31/10                11,119                             11,491
 1/31/11                11,130                             11,518
 2/28/11                11,155                             11,557
 3/31/11                11,195                             11,589
 4/30/11                11,233                             11,615
 5/31/11                11,293                             11,663
 6/30/11                11,309                             11,698
 7/31/11                11,347                             11,735
 8/31/11                11,399                             11,764
 9/30/11                11,382                             11,760
10/31/11                11,342                             11,746
11/30/11                11,363                             11,762
12/31/11                11,417                             11,794
 1/31/12                11,450                             11,822
 2/29/12                11,473                             11,849
 3/31/12                11,456                             11,842
 4/30/12                11,470                             11,853
 5/31/12                11,483                             11,861
 6/30/12                11,487                             11,874
 7/31/12                11,512                             11,894
 8/31/12                11,523                             11,900
 9/30/12                11,525                             11,906
10/31/12                11,525                             11,910
11/30/12                11,535                             11,922
12/31/12                11,525                             11,903
 1/31/13                11,536                             11,933
 2/28/13                11,542                             11,955
 3/31/13                11,554                             11,957
 4/30/13                11,564                             11,963
 5/31/13                11,551                             11,959
 6/30/13                11,515                             11,932
 7/31/13                11,536                             11,966
 8/31/13                11,521                             11,957
 9/30/13                11,563                             11,965
10/31/13                11,605                             11,987
11/30/13                11,602                             11,998
12/31/13                11,600                             11,997
 1/31/14                11,634                             12,016
 2/28/14                11,660                             12,041
 3/31/14                11,613                             12,025
 4/30/14                11,644                             12,045
 5/31/14                11,675                             12,069
 6/30/14                11,671                             12,078                  Past performance is not predictive of
 7/31/14                11,679                             12,079                  future performance.
 8/31/14                11,720                             12,090                  The returns shown do not reflect the
 9/30/14                11,705                             12,094                  deduction of taxes that a shareholder
10/31/14                11,724                             12,097                  would pay on fund distributions or the
                                                                                   redemption of fund shares.
           Average Annual         One          Five          Since                 The Merrill Lynch Indices are used with
           Total Return           Year         Years       Inception               permission; copyright 2014 Merrill
           ----------------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                  1.02%        1.51%         2.12%                 Incorporated; all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM CALIFORNIA AMT-FREE MUNICIPAL BOND INDEX
November 29, 2011-October 31, 2014

                                     [CHART]

      DFA California Intermediate-Term       S&P Intermediate Term California
          Municipal Bond Portfolio               AMT-Free Municipal Bond Index
     ----------------------------------     ----------------------------------
 11/29/2011         10.000                               10.000
 11/30/2011         10.000                               10.005
 12/31/2011         10.155                               10.197
  1/31/2012         10.255                               10.401
  2/29/2012         10.226                               10.408
  3/31/2012         10.114                               10.321
  4/30/2012         10.216                               10.424
  5/31/2012         10.268                               10.495
  6/30/2012         10.262                               10.480
  7/31/2012         10.373                               10.610
  8/31/2012         10.366                               10.628
  9/30/2012         10.419                               10.703
 10/31/2012         10.421                               10.718
 11/30/2012         10.556                               10.874
 12/31/2012         10.441                               10.745
  1/31/2013         10.471                               10.798
  2/28/2013         10.491                               10.839
  3/31/2013         10.462                               10.790
  4/30/2013         10.546                               10.881
  5/31/2013         10.425                               10.759
  6/30/2013         10.213                               10.505
  7/31/2013         10.236                               10.471
  8/31/2013         10.145                               10.388
  9/30/2013         10.343                               10.607
 10/31/2013         10.430                               10.699
 11/30/2013         10.381                               10.681
 12/31/2013         10.365                               10.663
  1/31/2014         10.530                               10.859
  2/28/2014         10.618                               10.984
  3/31/2014         10.531                               10.971
  4/30/2014         10.681                               11.094
  5/31/2014         10.780                               11.208
  6/30/2014         10.776                               11.204
  7/31/2014         10.802                               11.233
  8/31/2014         10.922                               11.349                   Past performance is not predictive of
  9/30/2014         10.875                               11.352                   future performance.
 10/31/2014         10.932                               11.399                   The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
              Average Annual           One              Since                     would pay on fund distributions or the
              Total Return             Year           Inception                   redemption of fund shares.
              ----------------------------------------------------------          The S&P data are provided by Standard
                                       4.82%            3.10%                     & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 Fixed Income Market Review                  12 Months Ended October 31, 2014

   U.S. and developed international fixed income markets generally experienced flattening yield curves for the year ended October 31, 2014. In the case of the U.S. and U.K., while longer-term bond yields declined, most shorter-term bond yields increased slightly. The Eurozone saw a sharp decline in bond yields across the curve with the largest declines in longer-term bonds. On average, investment grade credit did well for the year, outperforming government bonds of similar duration. The one-month U.S. Treasury bill yield edged even lower during the period, while the yield on ten-year U.S. Treasury notes decreased to 2.34%.

                                       October 31, 2013 October 31, 2014 Change
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.03%            0.00%       -0.03%
 Ten-Year U.S. Treasury Notes (yield).      2.56%            2.34%       -0.22%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than in others. For the 12 months ended October 31, 2014, total returns were 0.07% for three-month U.S. Treasury bills, 1.18% for five-year U.S. Treasury notes, and 15.44% for 30-year U.S. Treasury bonds.

(Source: Barclays Treasury Bellwethers).

   Some of Dimensional Fund Advisors LP's ("Dimensional" or the "Advisor") fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk- adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the portfolios employing the variable maturity strategy continued to take term risk, reflecting the upward-sloping eligible yield curves.

   Some fixed income strategies are based on an approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk is taken to achieve the higher expected returns associated with increased risk. During the period under review, credit spreads continued to narrow, and the portfolios employing the variable credit approach began to underweight the lower tier of investment grade credits.

DFA One-Year Fixed Income Portfolio

   The DFA One-Year Fixed Income Portfolio is designed to achieve a stable real return in excess of the rate of inflation by generally investing in high-quality fixed income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premiums. The average maturity of the Portfolio was unchanged at 351 days on October 31, 2014, from 351 days on October 31, 2013.

   For the 12 months ended October 31, 2014, the total return was 0.28% for the Portfolio, 0.14% for The BofA Merrill Lynch US 6-Month Treasury Bill Index, and 0.28% for The BofA Merrill Lynch 1-Year US Treasury Note Index. During the period, interest rates increased slightly in the long end of the eligible maturity range as two year U.S. Treasury bond yields went from approximately 0.30% to 0.49%. The yield curve remained upwardly sloped, even steepening slightly, causing the Portfolio's maturity structure to remain extended. While two-year rates did drift higher, the Portfolio benefitted from the position of the bonds on the yield curve. This helped to offset the negative impact of rising rates. The credit premium on the corporate securities also helped offset this negative effect.

DFA Two-Year Global Fixed Income Portfolio

   The DFA Two-Year Global Fixed Income Portfolio is designed to maximize risk-adjusted total returns consistent with the preservation of capital by investing in U.S. and foreign government securities, high-quality corporate securities, and global fixed income instruments maturing in two years or less. The Portfolio hedges substantially all of the currency exposure of its non-US dollar-denominated securities. Eligible countries include but are not limited to Australia, Canada, Denmark, certain countries in the Economic and Monetary Union of the European Union ("EMU"), Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on the Advisor's expectations for term premiums. The average maturity of the Portfolio decreased to 1.29 years on October 31, 2014, from 1.45 years on October 31, 2013.

   For the 12 months ended October 31, 2014, the total return was 0.51% for the Portfolio and 0.61% for the Citigroup World Government Bond Index, 1-2 Years, Currency-Hedged in U.S. Dollar Terms. The Portfolio had an average allocation during the period of approximately 64% of assets in U.S. dollar-denominated securities with the remaining 36% of assets in currency hedged non-U.S. dollar bonds. The Portfolio's lack of exposure to lower quality European government bonds, specifically those from Italy and Spain, detracted from the Portfolio's performance as compared to the Index as these two sovereign debt markets significantly outperformed.

DFA Selectively Hedged Global Fixed Income Portfolio

   The DFA Selectively Hedged Global Fixed Income Portfolio is designed to maximize total returns by investing in U.S. and foreign government securities, investment grade corporate securities, and global fixed income instruments maturing in five years or less. The Portfolio hedges foreign currency exposure on a selective basis to capture higher interest rates that may be offered in foreign yield curves. Eligible countries include but are not limited to Australia, Canada, Denmark, certain EMU countries, Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. Using current yield curves, the strategy identifies the countries and maturity ranges offering favorable risk-adjusted expected returns. Maturity targets and country allocations are shifted as expected return premiums change. The average maturity of the Portfolio increased to 2.84 years on October 31, 2014, from 2.81 years on October 31, 2013.

   For the 12 months ended October 31, 2014, total returns were -0.72% for the Portfolio and -4.17% for the Citigroup World Government Bond Index, 1-3 Years, in U.S. Dollar Terms (unhedged). The Portfolio's outperformance relative to the index was primarily due to differences in currency exposure.

   Certain foreign yield curves exhibited higher interest rates than the U.S. yield curve throughout the year. The Portfolio was positioned to capture these higher rates with unhedged exposure during the entire fiscal year to the Australian dollar, Canadian dollar, New Zealand dollar, and Norwegian krone. The Portfolio had unhedged exposure to the Swedish krona and British pound sterling but only during portions of the period. All currencies in the index are unhedged. During the fiscal year most foreign currencies depreciated against the U.S. dollar, which was the driver of the absolute negative returns of both the Portfolio and the Index.

   Relative to the Index, the Portfolio benefited from its lack of exposure to euro and Japanese yen-denominated bonds during a period when both currencies depreciated significantly (8% and 12.7% respectively) versus the U.S. dollar. While the Portfolio held no euro or yen exposure, the Index had an average weight of 27% in euro and 19.5% in yen-denominated bonds.

   The Portfolio's U.S. dollar-denominated securities with ratings of single-A and BBB and maturities in the 3-5 year range also contributed to the Portfolio's outperformance relative to the Index as these securities outperformed. In comparison, the Index does not hold securities beyond 3 years.

DFA Short-Term Government Portfolio

   The DFA Short-Term Government Portfolio is designed to maximize risk-adjusted total returns by investing in U.S. government and U.S. government agency securities maturing in five years or less. The investment strategy shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premiums. The average maturity of the Portfolio increased to 2.85 years on October 31, 2014, from
2.77 years on October 31, 2013.

   For the 12 months ended October 31, 2014, total returns were 0.83% for the Portfolio and 0.91% for The BofA Merrill Lynch 1-5 Year U.S. Treasury & Agency Index. Relative to the Index, the Portfolio's underperformance was primarily due to the Portfolio's lower average weight (10% vs. 20.5% for the Index) in the four- to five-year maturity range during a period when securities in this range had significantly outperformed the Index average return.

DFA Five-Year Global Fixed Income Portfolio

   The DFA Five-Year Global Fixed Income Portfolio is designed to provide a market rate of return by investing in fixed income securities with low relative volatility of returns including U.S. and foreign government securities, high-quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. All non-US dollar-denominated securities within the Portfolio are currency hedged. Eligible countries include but are not limited to Australia, Canada, Denmark, certain EMU countries, Japan, New Zealand, Norway, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on the Advisor's expectations for term premiums. The average maturity of the Portfolio decreased to 4.06 years on October 31, 2014, from 4.10 years on October 31, 2013.

   For the 12 months ended October 31, 2014, the total return was 1.90% for the Portfolio and 1.55% for the Citigroup World Government Bond Index, 1-5 Years, Currency-Hedged in U.S. Dollar Terms. The Portfolio had an average allocation during the period of approximately 79% of assets in U.S. dollar-denominated securities and the majority of the remainder invested in currency-hedged UK pound sterling-denominated bonds. The Portfolio's larger exposure to U.S. dollar-denominated bonds contributed to the Portfolio's relative outperformance as compared to the Index. The Portfolio also benefitted from its lack of exposure to Japanese yen-denominated bonds, which represented almost 21% of the benchmark, as those bonds underperformed the Portfolio's average return. The Portfolio had an average duration of 3.88 years on October 31, 2014, compared to 2.71 years for the Index.

DFA World ex U.S. Government Fixed Income Portfolio

   The DFA World ex U.S. Government Fixed Income Portfolio is designed to maximize total returns by investing in high-quality debt securities issued primarily by non-U.S. government issuers and supranational organizations and their agencies. The average maturity of the Portfolio increased to 9.05 years on October 31, 2014, from 8.36 years on October 31, 2013.

   For the 12 months ended October 31, 2014, total returns were 7.93% for the Portfolio and 6.54% for the Citigroup World Government Bond Index ex USA, Currency-Hedged in U.S. Dollar Terms. The Portfolio's significantly lower average allocation to Japanese yen-denominated securities relative to the benchmark was a primary contributor to the Portfolio's relative outperformance as compared to the Index as these securities underperform. Within the Eurozone, the Portfolio's lack of exposure to Italian and Spanish government bonds detracted from relative performance as these two sovereign debt markets outperform. Conversely, the Portfolio's overweight in France and the Netherlands added to the Portfolio's relative performance. The time of valuation of currency can create differences between the relative performance of the Portfolio and the Index.

DFA Intermediate Government Fixed Income Portfolio

   The DFA Intermediate Government Fixed Income Portfolio is designed to provide current income consistent with the preservation of capital from investing generally in U.S. Treasury and government agency issues with maturities of between five and 15 years. The average maturity of the Portfolio increased to 6.24 years on October 31, 2014, from 5.67 years on October 31, 2013.

   For the 12 months ended October 31, 2014, total returns were 3.00% for the Portfolio and 2.76% for the Barclays U.S. Government Bond Index. The Portfolio's relative outperformance was primarily due to the Portfolio's higher weight in U.S. government agency securities (and consequent lower weight in U.S. Treasury securities) relative to the benchmark as agency securities outperformed treasuries.

DFA Short-Term Extended Quality Portfolio

   The DFA Short-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum. However, the Portfolio generally does not emphasize investment grade obligations rated in the lower half of the investment grade spectrum when the Advisor believes the credit risk premium does not warrant the investment. The Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio maturity and duration of three years or less. The Portfolio hedges substantially all of its foreign currency exposure. The average maturity of the Portfolio decreased to 2.89 years on October 31, 2014, from 2.91 years on October 31, 2013.

   For the 12 months ended October 31, 2014, total returns were 1.44% for the Portfolio and 1.32% for The BofA Merrill Lynch 1-5 Year U.S. Corporate & Government Index. The Portfolio outperformed the Index while maintaining a similar average maturity to the Index during the period. The Portfolio's average allocation throughout the fiscal year was approximately 77% of assets in U.S. and foreign corporate securities, 16% of assets in foreign government securities, 3% of assets in supranational securities, and 4% of assets in U.S. government and U.S. government agency securities. The Portfolio's higher average allocation to corporate securities relative to the Index, during a period of positive credit premiums, was a primary contributor to the Portfolio's relative outperformance as compared to the Index.

   The Portfolio was primarily invested in U.S. dollar-denominated securities throughout the year. As of October 31, 2014, U.S. dollar-denominated securities represented approximately 98% of the Portfolio, while currency-hedged UK pound sterling-denominated investments represented allocations of 2%.

DFA Intermediate-Term Extended Quality Portfolio

   The DFA Intermediate-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when the Advisor believes the credit risk premium does not warrant the investment. The Portfolio primarily invests in securities that mature within 15 years from the date of settlement and maintains an average portfolio duration between three to 10 years. The Portfolio hedges substantially all of its foreign currency exposure. The average maturity of the Portfolio increased to 8.14 years on October 31, 2014, from 7.82 years on October 31, 2013.

   For the 12 months ended October 31, 2014, total returns were 5.91% for the Portfolio and 6.24% for the Barclays U.S. Credit Index. While the Portfolio's duration approximated the duration of the Index, the Portfolio underperformed relative to the Index. The Portfolio's lack of exposure to securities with maturities greater than 15 years was the primary cause of the Portfolio's underperformance as long-term interest rates declined significantly in the period. Approximately 25% of the Barclays U.S. Credit Index consisted of government and corporate securities with maturities greater than fifteen years while the Portfolio generally does not invest beyond 15 years. The average return of securities in the Index beyond 15 years was over 13%. On the other hand, the Portfolio's relative underweight to securities with maturities less than 3 years made a positive contribution to the Portfolio's relative performance as short-term bonds underperformed the Portfolio's average return.

   Throughout the fiscal year, an average of 90% of the Portfolio was invested in U.S. and foreign corporate securities, with the remaining spread across foreign government securities, U.S. government agency securities and supranational securities. The Portfolio was primarily invested in U.S. dollar-denominated securities throughout the year. As of October 31, 2014, U.S. dollar-denominated securities represented approximately 99% of the Portfolio with the remainder in currency-hedged euro and UK pound sterling denominated investments.

DFA Investment Grade Portfolio

   The DFA Investment Grade Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers. During the 12 months ended October 31, 2014, the Advisor purchased shares of the DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Short-Term Government Portfolio, and the DFA Intermediate Government Portfolio (the "Underlying Funds"). The average maturity of the Portfolio, based on the market value-weighted average holdings of the Underlying Funds, increased to
6.78 years on October 31, 2014, from 6.50 years on October 31, 2013.

   For the 12 months ended October 31, 2014, total returns were 4.29% for the Portfolio and 4.14% for the Barclays U.S. Aggregate Bond Index. The Portfolio's average allocation during the period was approximately 52% in corporate securities and 48% in the government securities. The Portfolio's performance relative to the Index was positively impacted by the Portfolio's lack of exposure to the securitized bond sector, which represented approximately 32% of the Index. Further contributing to the Portfolio's relative outperformance was the Portfolio's relative underweight to securities with maturities of three years or less. The Portfolio's lack of exposure to securities with maturities greater than 15 years detracted from the Portfolio's relative performance as long term interest rates declined significantly in the period.

DFA Inflation-Protected Securities Portfolio

   The DFA Inflation-Protected Securities Portfolio is designed to provide inflation protection and current income by investing generally in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The average maturity of the Portfolio decreased to 8.46 years on October 31, 2014, from
8.49 years on October 31, 2013.

   For the 12 months ended October 31, 2014, total returns were 1.38% for the Portfolio and 1.90% for the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The Portfolio's relative underperformance was primarily due to structural differences with the Index. The Portfolio's lack of exposure to TIPS in the 20- to 30-year maturity range, which outperformed short- and intermediate-term securities during this period of curve flattening, detracted from performance of the Portfolio as compared to the Index.

DFA Short-Duration Real Return Portfolio

   The DFA Short-Duration Real Return Portfolio is designed to seek inflation protection and maximize total returns. The strategy pursues its investment objective by investing in a combination of investment grade debt securities and inflation-protected securities that mature within five years from the date of settlement as well as derivative instruments such as inflation swaps. The Portfolio maintains an average portfolio duration of three years or less. The average duration of the Portfolio was 2.91 years on October 31, 2014.

   From the Portfolio's inception on November 5, 2013, through October 31, 2014, total returns were 0.20% for the Portfolio and 0.19% for the Barclays U.S. TIPS Index 1-5 Years. The Portfolio benefitted from its approximately 74% average allocation to U.S. and foreign corporate debt securities. The Portfolio's index contains only securities issued by the U.S. Treasury. Partially offsetting this was the negative impact of the Portfolio's longer duration relative to the index during a period where short term real yields rose.

DFA Short-Term Municipal Bond Portfolio

   The DFA Short-Term Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax and to preserve investors' principal by investing in high-quality municipal securities. The average maturity of the Portfolio increased to 2.95 years on October 31, 2014, from
1.65 years on October 31, 2013.

   For the 12 months ended October 31, 2014, total returns were 0.87% for the Portfolio and 0.90% for The BofA Merrill Lynch 1-3 Year U.S. Municipal Securities Index. The Portfolio emphasized higher-quality securities relative to the Index. The Index's average weight in A and BBB rated bonds exceeded 26% while the Portfolio held approximately 1% in similarly rated bonds. For the year ended October 31, 2014, the underweight in A-rated bonds in particular detracted from the Portfolio's performance relative to the Index as these lower-rated municipal securities outperformed the Portfolio's average return. Contributing positively to the Portfolio's relative performance was the Portfolio's higher allocation to securities with maturities greater than three years during a period where longer maturity municipal interest rates fell.

DFA Intermediate-Term Municipal Bond Portfolio

   The DFA Intermediate-Term Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in high-quality municipal securities. The effective duration of the Portfolio decreased to 5.12 years on October 31, 2014, from 6.03 years on October 31, 2013.

   For the 12 months ended October 31, 2014, total returns were 4.34% for the Portfolio and 5.47% for the S&P Intermediate Term National AMT-Free Municipal Bond Index. The Portfolio's lack of exposure to securities with maturities greater than 15 years compared to the Index's approximate 21% average weight in these securities contributed to the Portfolio's relative underperformance during a period of falling longer-term municipal interest rates.

DFA California Short-Term Municipal Bond Portfolio

   The DFA California Short-Term Municipal Bond Portfolio is designed to provide current income that is exempt from federal personal income taxes and California state personal income taxes by investing in municipal securities. The average maturity of the Portfolio increased to 2.70 years on October 31, 2014, from 2.11 years on October 31, 2013.

   For the 12 months ended October 31, 2014, total returns were 1.02% for the Portfolio and 0.91% for The BofA Merrill Lynch 1-3 Year California including Puerto Rico Municipal Securities Index. The Portfolio's higher allocation to securities with maturities greater than three years made a positive contribution to the Portfolio's performance relative to the Index as these securities outperformed the Index average return.

DFA California Intermediate-Term Municipal Bond Portfolio

   The DFA California Intermediate-Term Municipal Bond Portfolio is designed to provide current income that is exempt from federal personal income taxes and California state personal income taxes by investing in municipal securities. The effective duration of the Portfolio decreased to 5.18 years on October 31, 2014, from 5.21 years on October 31, 2013.

   For the 12 months ended October 31, 2014, total returns were 4.82% for the Portfolio and 6.54% for the S&P Intermediate Term California AMT-Free Municipal Bond Index. The Portfolio's lack of exposure to securities with maturities greater than 15 years compared to the Index's approximate 26% average weight in these securities contributed to the Portfolio's relative underperformance during a period of falling longer-term California municipal interest rates.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended October 31, 2014
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/14  10/31/14    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA One-Year Fixed Income Portfolio
  -----------------------------------
  Actual Fund Return
   Institutional Class Shares......... $1,000.00 $1,001.50    0.17%    $0.86
  Hypothetical 5% Annual Return
   Institutional Class Shares......... $1,000.00 $1,024.35    0.17%    $0.87

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                      Beginning  Ending              Expenses
                                                       Account  Account   Annualized   Paid
                                                        Value    Value     Expense    During
                                                      05/01/14  10/31/14    Ratio*   Period*
                                                      --------- --------- ---------- --------
DFA Two-Year Global Fixed Income Portfolio
------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,002.40    0.17%    $0.86
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.35    0.17%    $0.87

DFA Selectively Hedged Global Fixed Income Portfolio
----------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  980.40    0.17%    $0.85
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.35    0.17%    $0.87

DFA Short-Term Government Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,005.60    0.19%    $0.96
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.25    0.19%    $0.97

DFA Five-Year Global Fixed Income Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,012.50    0.27%    $1.37
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.84    0.27%    $1.38

DFA World ex U.S. Government Fixed Income Portfolio
---------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,055.40    0.20%    $1.04
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.20    0.20%    $1.02

DFA Intermediate Government Fixed Income Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,019.30    0.12%    $0.61
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.60    0.12%    $0.61

DFA Short-Term Extended Quality Portfolio
-----------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,007.20    0.22%    $1.11
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.10    0.22%    $1.12

DFA Intermediate-Term Extended Quality Portfolio
------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,028.20    0.22%    $1.12
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                           Beginning  Ending              Expenses
                                                            Account  Account   Annualized   Paid
                                                             Value    Value     Expense    During
                                                           05/01/14  10/31/14    Ratio*   Period*
                                                           --------- --------- ---------- --------
DFA Investment Grade Portfolio**
--------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,022.50    0.22%    $1.12
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,024.10    0.22%    $1.12

DFA Inflation-Protected Securities Portfolio
--------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,010.20    0.12%    $0.61
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,024.60    0.12%    $0.61

DFA Short-Duration Real Return Portfolio
----------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  996.00    0.24%    $1.21
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,024.00    0.24%    $1.22

DFA Short-Term Municipal Bond Portfolio
---------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,006.40    0.22%    $1.11
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,024.10    0.22%    $1.12

DFA Intermediate-Term Municipal Bond Portfolio
----------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,022.30    0.23%    $1.17
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,024.05    0.23%    $1.17

DFA California Short-Term Municipal Bond Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,006.90    0.22%    $1.11
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,024.10    0.22%    $1.12

DFA California Intermediate-Term Municipal Bond Portfolio
---------------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,023.50    0.23%    $1.17
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,024.05    0.23%    $1.17

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The DFA Investment Grade Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

                                        Affiliated Investment Companies
                                        -------------------------------
        DFA Investment Grade Portfolio.              100.0%

FIXED INCOME PORTFOLIOS

                      DFA One-Year Fixed Income Portfolio
              Corporate....................................  11.7%
              Government...................................  25.0%
              Foreign Corporate............................  26.3%
              Foreign Government...........................  26.9%
              Supranational................................  10.1%
                                                            -----
                                                            100.0%

                  DFA Two-Year Global Fixed Income Portfolio
              Corporate....................................   3.4%
              Government...................................  19.9%
              Foreign Corporate............................  22.2%
              Foreign Government...........................  37.1%
              Supranational................................  17.4%
                                                            -----
                                                            100.0%

              DFA Selectively Hedged Global Fixed Income Portfolio
              Corporate....................................  52.1%
              Government...................................   4.5%
              Foreign Corporate............................  21.4%
              Foreign Government...........................  18.2%
              Supranational................................   3.8%
                                                            -----
                                                            100.0%

                      DFA Short-Term Government Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                  DFA Five-Year Global Fixed Income Portfolio
              Corporate....................................  25.9%
              Government...................................   2.8%
              Foreign Corporate............................  29.8%
              Foreign Government...........................  33.3%
              Supranational................................   8.2%
                                                            -----
                                                            100.0%

              DFA World ex U.S. Government Fixed Income Portfolio
              Government...................................   2.1%
              Foreign Government...........................  88.7%
              Supranational................................   9.2%
                                                            -----
                                                            100.0%

              DFA Intermediate Government Fixed Income Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                   DFA Short-Term Extended Quality Portfolio
              Corporate....................................  57.8%
              Government...................................   3.0%
              Foreign Corporate............................  20.3%
              Foreign Government...........................  15.8%
              Supranational................................   3.1%
                                                            -----
                                                            100.0%

               DFA Intermediate-Term Extended Quality Portfolio
              Corporate....................................  76.7%
              Government...................................   4.3%
              Foreign Corporate............................  15.9%
              Foreign Government...........................   2.0%
              Supranational................................   1.1%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                 DFA Inflation-Protected Securities Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                   DFA Short-Duration Real Return Portfolio
              Corporate....................................  55.5%
              Government...................................   8.5%
              Foreign Corporate............................  21.1%
              Foreign Government...........................  11.4%
              Supranational................................   3.5%
                                                            -----
                                                            100.0%

                    DFA Short-Term Municipal Bond Portfolio
              Muni Insured.................................   1.9%
              Muni G.O. Local..............................  47.8%
              Muni G.O. State..............................  27.6%
              Muni Revenue.................................  21.9%
              Muni Pre-Refunded............................   0.8%
                                                            -----
                                                            100.0%

                DFA Intermediate-Term Municipal Bond Portfolio
              Muni Insured.................................   1.7%
              Muni G.O. Local..............................  53.8%
              Muni G.O. State..............................  24.9%
              Muni Revenue.................................  19.6%
                                                            -----
                                                            100.0%

              DFA California Short-Term Municipal Bond Portfolio
              Muni Insured.................................   4.5%
              Muni G.O. Local..............................  33.9%
              Muni G.O. State..............................  19.9%
              Muni Revenue.................................  36.1%
              Muni Pre-Refunded............................   5.6%
                                                            -----
                                                            100.0%

                DFA California Intermediate-Term Municipal Bond
                                   Portfolio
              Muni Insured.................................  13.2%
              Muni G.O. Local..............................  43.0%
              Muni G.O. State..............................  19.9%
              Muni Revenue.................................  21.4%
              Muni Pre-Refunded............................   2.5%
                                                            -----
                                                            100.0%

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
AGENCY OBLIGATIONS -- (8.1%)
Federal Home Loan Bank
     5.375%, 05/18/16............................. $ 35,000 $ 37,668,435
     2.125%, 06/10/16.............................   70,000   71,808,660
     2.000%, 09/09/16.............................  121,970  125,123,412
     0.500%, 09/28/16.............................   45,000   44,917,200
     0.625%, 10/14/16.............................   15,000   15,012,225
     0.500%, 10/17/16.............................   10,000    9,972,510
Federal Home Loan Mortgage Corporation
     0.500%, 05/13/16.............................   50,000   50,077,350
Federal National Mortgage Association
     0.500%, 09/28/15.............................   20,000   20,063,920
     4.375%, 10/15/15.............................  145,000  150,747,655
     1.625%, 10/26/15.............................  110,000  111,497,210
     0.375%, 07/05/16.............................   23,500   23,455,115
     0.625%, 08/26/16.............................   30,000   30,036,540
                                                            ------------
TOTAL AGENCY OBLIGATIONS..........................           690,380,232
                                                            ------------

BONDS -- (64.5%)
3M Co.
     1.375%, 09/29/16.............................    9,783    9,923,934
African Development Bank
     2.500%, 03/15/16.............................    3,800    3,908,448
Agence Francaise de Developpement
     1.125%, 10/03/16.............................   14,600   14,711,953
ANZ New Zealand Int'l, Ltd.
     3.125%, 08/10/15.............................   85,505   87,148,577
Apple, Inc.
#    0.450%, 05/03/16.............................   24,082   24,070,850
Apple, Inc. Floating Rate Note
(r)  0.282%, 05/03/16.............................   19,055   19,055,000
Asian Development Bank
     7.500%, 06/15/15.............................   15,000   15,605,010
     2.500%, 03/15/16.............................   23,131   23,794,374
Australia & New Zealand Banking Group, Ltd.
     3.700%, 01/13/15.............................   74,544   75,016,013
     0.900%, 02/12/16.............................   32,000   32,145,024
Bank Nederlandse Gemeenten
     1.000%, 11/17/14.............................   89,400   89,426,284
     2.750%, 07/01/15.............................   49,500   50,321,700
Bank Nederlandse Gemeenten NV
     3.125%, 01/12/15.............................   26,000   26,143,000
     2.500%, 01/11/16.............................   33,500   34,344,267
     1.125%, 09/12/16.............................   26,750   26,976,573
Bank of Montreal
     1.300%, 07/15/16.............................   17,070   17,238,959
Bank of Montreal Floating Rate Note
(r)  0.751%, 07/15/16.............................  125,051  125,756,663

                                                    Face
                                                   Amount    Value+
                                                   ------    ------
                                                   (000)
Bank of New York Mellon Corp. (The)
     3.100%, 01/15/15............................. $43,900 $44,136,358
#    2.950%, 06/18/15.............................   9,975  10,137,124
Bank of Nova Scotia (The)
#    1.375%, 07/15/16.............................  19,083  19,262,037
Bank of Nova Scotia (The) Floating Rate Note
(r)  0.751%, 07/15/16.............................  59,486  59,801,633
Belgium Government International Bond
     2.750%, 03/05/15.............................  10,000  10,084,260
Berkshire Hathaway, Inc.
#    3.200%, 02/11/15.............................   5,094   5,133,728
British Columbia, Province of Canada
     2.850%, 06/15/15.............................  59,457  60,423,176
Canadian Imperial Bank of Commerce
     0.403%, 10/28/16.............................  25,000  24,990,025
Canadian Imperial Bank of Commerce Floating Rate
 Note
(r)  0.751%, 07/18/16.............................   5,000   5,028,365
Commonwealth Bank of Australia
     3.500%, 03/19/15.............................  25,589  25,865,566
#    1.250%, 09/18/15.............................  21,140  21,299,840
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
     0.600%, 04/29/15.............................  80,500  80,540,008
     2.125%, 10/13/15.............................  63,168  64,183,868
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA Floating Rate Note
(r)  0.714%, 03/18/16.............................  30,977  31,117,295
Council Of Europe Development Bank
     1.375%, 03/22/16.............................  43,496  44,069,712
#    1.250%, 09/22/16.............................  19,250  19,474,609
DBS Bank, Ltd.
     2.375%, 09/14/15.............................  11,700  11,885,597
Development Bank of Japan, Inc.
     2.875%, 04/20/15.............................  24,500  24,795,715
     2.750%, 03/15/16.............................   8,600   8,868,088
     1.625%, 10/05/16.............................   9,000   9,164,700
EUROFIMA
     4.500%, 03/06/15.............................  85,230  86,453,903
European Bank for Reconstruction & Development
     1.625%, 09/03/15.............................  35,000  35,412,510
     2.500%, 03/15/16.............................  10,000  10,295,320
     1.375%, 10/20/16.............................  24,500  24,870,220

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
European Investment Bank
#    4.875%, 02/16/16............................. $ 57,000 $ 60,300,642
     2.250%, 03/15/16.............................   52,000   53,300,988
#    0.625%, 04/15/16.............................   56,000   56,160,832
     2.125%, 07/15/16.............................   64,500   66,238,146
#    0.500%, 08/15/16.............................   24,000   23,986,632
FMS Wertmanagement AoeR
     0.625%, 04/18/16.............................  140,040  140,331,423
General Electric Capital Corp.
     3.500%, 06/29/15.............................   14,732   15,037,262
     2.375%, 06/30/15.............................   21,425   21,700,376
#    1.625%, 07/02/15.............................   31,740   32,016,106
#    2.250%, 11/09/15.............................   35,187   35,839,191
#    1.000%, 01/08/16.............................   76,297   76,688,480
#    5.000%, 01/08/16.............................    5,000    5,250,430
     2.950%, 05/09/16.............................   10,000   10,327,100
     1.500%, 07/12/16.............................   22,391   22,690,233
General Electric Co.
     0.850%, 10/09/15.............................   38,450   38,627,485
Hydro-Quebec
     2.000%, 06/30/16.............................    5,000    5,115,370
Inter-American Development Bank
     5.125%, 09/13/16.............................  102,500  110,955,840
International Bank for Reconstruction &
 Development
     0.375%, 11/16/15.............................   75,000   75,075,450
     2.125%, 03/15/16.............................   48,500   49,644,988
     0.625%, 10/14/16.............................   16,500   16,508,811
International Business Machines Corp. Floating
 Rate Note
(r)  0.302%, 02/05/16.............................   60,052   60,074,459
Japan Bank for International Cooperation
     2.500%, 01/21/16.............................   52,000   53,337,336
     2.500%, 01/21/16.............................   30,000   30,770,010
     2.250%, 07/13/16.............................    3,850    3,959,259
Japan Finance Organization for Municipalities
     4.625%, 04/21/15.............................   35,200   35,915,194
KFW
#    0.500%, 09/30/15.............................   30,000   30,077,430
#    2.625%, 02/16/16.............................   81,500   83,931,063
     2.000%, 06/01/16.............................   60,000   61,438,200
     0.500%, 07/15/16.............................   19,000   18,995,098
     1.250%, 10/05/16.............................   42,000   42,515,466
Kommunalbanken A.S.
     0.375%, 04/10/15.............................   15,000   15,008,940
     2.750%, 05/05/15.............................    9,550    9,671,763
     2.375%, 01/19/16.............................   91,300   93,458,880
     0.500%, 03/29/16.............................   20,400   20,401,632
     0.875%, 10/03/16.............................   10,000   10,041,540
Kommunekredit
     0.875%, 07/29/16.............................   25,000   25,128,150
Kommuninvest I Sverige AB
     0.500%, 06/15/16.............................   38,190   38,183,279

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
Landwirtschaftliche Rentenbank
     3.125%, 07/15/15............................. $ 15,734 $ 16,053,274
     2.125%, 07/15/16.............................   12,300   12,627,069
Manitoba, Province of Canada
     2.625%, 07/15/15.............................   28,674   29,146,834
Merck & Co., Inc. Floating Rate Note
(r)  0.421%, 05/18/16.............................   12,313   12,339,091
Microsoft Corp.
     1.625%, 09/25/15.............................   25,917   26,209,733
Municipality Finance P.L.C.
     1.250%, 09/12/16.............................   29,000   29,323,350
National Australia Bank, Ltd.
#    3.750%, 03/02/15.............................   26,150   26,433,649
     2.000%, 03/09/15.............................   91,410   91,953,889
     1.600%, 08/07/15.............................   25,062   25,300,340
     2.750%, 09/28/15.............................   10,000   10,191,430
#    0.900%, 01/20/16.............................   47,635   47,794,577
     1.300%, 07/25/16.............................    5,400    5,448,751
National Australia Bank, Ltd. Floating Rate Note
(r)  0.784%, 07/25/16.............................   43,225   43,479,682
Nederlandse Waterschapsbank NV
     3.000%, 03/17/15.............................   36,212   36,582,304
     0.750%, 03/29/16.............................   82,900   83,198,440
#    2.125%, 06/16/16.............................   39,149   40,129,408
Netherlands Government Bond
     0.250%, 09/12/15.............................   15,000   14,997,150
Nordic Investment Bank
     2.500%, 07/15/15.............................    3,100    3,149,507
     2.250%, 03/15/16.............................   21,000   21,519,540
     0.500%, 04/14/16.............................   44,500   44,535,288
NRW Bank
     1.250%, 05/15/15.............................   69,000   69,353,280
NRW Bank Floating Rate Note
(r)  0.554%, 12/01/14.............................   24,000   24,006,960
Oesterreichische Kontrollbank AG
#    1.125%, 07/06/15.............................  136,155  136,931,083
     1.750%, 10/05/15.............................   14,489   14,686,659
     4.875%, 02/16/16.............................    9,407    9,935,401
Ontario, Province of Canada
     4.500%, 02/03/15.............................   28,900   29,203,450
     0.950%, 05/26/15.............................   43,000   43,179,869
     2.700%, 06/16/15.............................   52,000   52,788,320
     4.750%, 01/19/16.............................   20,000   21,050,320
     2.300%, 05/10/16.............................   27,100   27,799,478
     1.000%, 07/22/16.............................   19,000   19,087,001
#    1.600%, 09/21/16.............................   58,100   59,035,294
Quebec, Province of Canada
     4.600%, 05/26/15.............................   16,399   16,797,233
Royal Bank of Canada
     0.800%, 10/30/15.............................   68,277   68,555,638
#    2.625%, 12/15/15.............................    4,995    5,109,575
     0.850%, 03/08/16.............................   19,300   19,334,837
     2.300%, 07/20/16.............................    1,530    1,570,669

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                      Face
                                                     Amount      Value+
                                                     ------      ------
                                                     (000)
Royal Bank of Canada Floating Rate Note
(r)   0.455%, 12/16/15............................. $ 27,500 $   27,543,038
#(r)  0.603%, 03/08/16.............................   50,000     50,147,500
(r)   0.692%, 09/09/16.............................   45,680     45,899,355
Svensk Exportkredit AB
      0.625%, 09/04/15.............................   80,500     80,736,267
      1.750%, 10/20/15.............................  118,058    119,731,354
#     0.625%, 05/31/16.............................   10,000     10,014,070
#     2.125%, 07/13/16.............................    4,000      4,103,600
Svenska Handelsbanken AB
      3.125%, 07/12/16.............................   26,180     27,192,224
Svenska Handelsbanken AB Floating Rate Note
#(r)  0.683%, 03/21/16.............................   74,010     74,319,510
(r)   0.703%, 09/23/16.............................   25,877     26,003,616
Toronto-Dominion Bank (The) Floating Rate Note
(r)   0.417%, 05/01/15.............................   75,360     75,430,160
(r)   0.437%, 11/06/15.............................   55,000     55,060,555
(r)   0.400%, 07/13/16.............................  100,000     99,999,600
(r)   0.692%, 09/09/16.............................   24,945     25,069,351
Total Capital Canada, Ltd. Floating Rate Note
(r)   0.611%, 01/15/16.............................   37,856     37,996,484
Total Capital International SA
      0.750%, 01/25/16.............................    3,000      3,006,522
Total Capital SA
#     3.000%, 06/24/15.............................   10,000     10,175,700
Toyota Motor Credit Corp.
#     1.250%, 11/17/14.............................   34,095     34,105,194
#     1.000%, 02/17/15.............................   84,340     84,516,271
      0.875%, 07/17/15.............................   20,090     20,168,431
#     2.800%, 01/11/16.............................   11,100     11,395,304
Toyota Motor Credit Corp. Floating Rate Note
(r)   0.404%, 12/05/14.............................   16,200     16,203,483
(r)   0.383%, 04/08/15.............................   39,500     39,528,677
(r)   0.384%, 09/18/15.............................    9,650      9,661,107
(r)   0.521%, 05/17/16.............................    7,700      7,717,733
(r)   0.333%, 09/23/16.............................   30,000     29,966,160
US Bancorp
#     2.875%, 11/20/14.............................   23,400     23,426,348
Wal-Mart Stores, Inc.
      1.500%, 10/25/15.............................   30,674     31,027,733
#     2.800%, 04/15/16.............................    4,000      4,130,996
Westpac Banking Corp.
      3.000%, 08/04/15.............................   71,992     73,403,835
      1.125%, 09/25/15.............................   14,913     15,007,623
      3.000%, 12/09/15.............................    4,516      4,634,486
      0.950%, 01/12/16.............................  141,072    142,105,493
                                                             --------------
TOTAL BONDS........................................           5,519,849,923
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (15.7%)
U.S. Treasury Notes
      2.125%, 12/31/15.............................  195,000    199,326,660
      0.375%, 01/15/16.............................   60,000     60,107,820

                                                    Face
                                                   Amount      Value+
                                                   ------      ------
                                                   (000)
    0.375%, 01/31/16............................. $ 75,000 $   75,158,175
    2.000%, 01/31/16.............................   50,000     51,109,400
    0.375%, 02/15/16.............................   73,800     73,949,888
    0.375%, 03/31/16.............................   20,000     20,023,440
    0.250%, 04/15/16.............................   25,000     24,982,425
    0.375%, 04/30/16.............................   75,000     75,064,425
    1.500%, 06/30/16.............................  175,000    178,185,525
    0.625%, 07/15/16.............................   20,000     20,078,120
    1.500%, 07/31/16.............................  235,000    239,406,250
    0.625%, 08/15/16.............................  130,000    130,446,940
    0.875%, 09/15/16.............................   50,000     50,382,800
    1.000%, 09/30/16.............................   40,000     40,384,360
    1.000%, 10/31/16.............................  100,000    100,953,100
                                                           --------------
TOTAL U.S. TREASURY OBLIGATIONS..................           1,339,559,328
                                                           --------------

COMMERCIAL PAPER -- (9.7%)
Australia & New Zealand Banking Group, Ltd.
    0.483%, 01/29/15.............................   60,000     60,045,900
Bank of Nova Scotia (The)
    0.365%, 02/22/16.............................    3,300      3,299,145
Banque et Caisse d'Epargne de l'Etat
    0.160%, 11/06/14.............................   40,000     39,999,600
Basin Electric Power Cooperative
##  0.140%, 01/08/15.............................   14,100     14,095,244
##  0.140%, 01/12/15.............................    6,800      6,797,532
Caisse des Depots et Consignations
##  0.130%, 12/17/14.............................   75,000     74,985,998
##  0.140%, 12/19/14.............................    5,000      4,999,013
    0.150%, 12/19/14.............................   30,000     29,994,078
    0.195%, 12/19/14.............................   25,000     24,995,065
Cooperatieve Centrale Raiffeisen-
 Boerenleenbank BA
    0.716%, 05/06/16.............................   68,100     67,836,862
DBS Bank, Ltd.
##  0.230%, 01/15/15.............................   75,000     74,976,090
Nordea Bank Finland P.L.C.
    0.343%, 11/09/15.............................   21,000     21,012,684
    0.421%, 01/21/16.............................   72,500     72,495,360
    0.414%, 06/13/16.............................   50,000     49,983,900
NRW Bank
##  0.115%, 12/17/14.............................   65,000     64,989,561
Old Line Funding LLC
##  0.150%, 01/07/15.............................    5,700      5,698,223
##  0.150%, 01/14/15.............................   30,000     29,989,374
Royal Bank of Canada
    0.583%, 06/21/16.............................   33,250     33,305,893
Standard Chartered Bank
##  0.170%, 01/20/15.............................   20,000     19,992,170
Svenska Handelsbanken AB
    0.519%, 01/16/15.............................   83,500     83,558,951

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
United Overseas Bank, Ltd.
##  0.190%, 12/10/14............................. $50,000 $ 49,993,720
                                                          ------------
TOTAL COMMERCIAL PAPER...........................          833,044,363
                                                          ------------

                                                      Shares       Value+
                                                      ------       ------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves,
       0.077%...................................... 88,348,593 $   88,348,593
                                                               --------------

SECURITIES LENDING COLLATERAL -- (1.0%)
(S)@  DFA Short Term Investment Fund...............  7,308,980     84,564,895
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $8,549,703,417)............................             $8,555,747,334
                                                               ==============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Agency Obligations............          -- $  690,380,232   --    $  690,380,232
Bonds.........................          --  5,519,849,923   --     5,519,849,923
U.S. Treasury Obligations.....          --  1,339,559,328   --     1,339,559,328
Commercial Paper..............          --    833,044,363   --       833,044,363
Temporary Cash Investments.... $88,348,593             --   --        88,348,593
Securities Lending Collateral.          --     84,564,895   --        84,564,895
                               ----------- --------------   --    --------------
TOTAL......................... $88,348,593 $8,467,398,741   --    $8,555,747,334
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
BONDS -- (77.6%)
AUSTRALIA -- (8.2%)
Australia & New Zealand Banking Group, Ltd.
    3.700%, 01/13/15.............................      20,200  20,327,906
    0.900%, 02/12/16.............................      68,875  69,187,142
Commonwealth Bank of Australia
    3.500%, 03/19/15.............................      53,000  53,572,824
    3.875%, 12/14/15............................. GBP  33,895  55,962,154
National Australia Bank, Ltd.
    3.500%, 01/23/15............................. EUR 105,456 133,104,222
    3.750%, 03/02/15.............................      13,374  13,519,068
#   0.900%, 01/20/16.............................       6,500   6,521,775
    1.300%, 07/25/16.............................      17,800  17,960,698
Westpac Banking Corp.
    3.750%, 12/01/14............................. CAD 113,551 100,910,826
    3.000%, 08/04/15.............................       3,741   3,814,365
#   1.125%, 09/25/15.............................      11,407  11,479,377
    6.500%, 11/09/15............................. AUD  10,000   9,105,164
    3.000%, 12/09/15.............................      21,010  21,561,239
                                                              -----------
TOTAL AUSTRALIA..................................             517,026,760
                                                              -----------

AUSTRIA -- (0.5%)
Austria Government International Bond
    1.750%, 06/17/16.............................      11,270  11,498,218
Oesterreichische Kontrollbank AG
    4.875%, 02/16/16.............................      16,000  16,898,736
    2.000%, 06/03/16.............................       2,535   2,594,638
                                                              -----------
TOTAL AUSTRIA....................................              30,991,592
                                                              -----------

CANADA -- (9.0%)
Bank of Nova Scotia (The)
    3.350%, 11/18/14............................. CAD  17,500  15,536,733
    0.950%, 03/15/16.............................      10,700  10,746,149
#   2.900%, 03/29/16.............................      13,505  13,912,176
#   1.375%, 07/15/16.............................      25,700  25,941,117
British Columbia, Province of Canada
    2.100%, 05/18/16.............................      42,045  43,089,314
Export Development Canada
    3.625%, 09/07/15............................. GBP  14,827  24,316,568
    1.250%, 10/26/16.............................       8,000   8,091,648
Ontario, Province of Canada
    1.875%, 09/15/15.............................      64,525  65,394,926
#   2.300%, 05/10/16.............................      37,730  38,703,849
    1.000%, 07/22/16.............................      43,240  43,437,996
#   1.600%, 09/21/16.............................      33,180  33,714,132
Royal Bank of Canada
    2.050%, 01/13/15............................. CAD  18,000  15,993,416
    3.360%, 01/11/16............................. CAD 139,500 126,345,251

                                                                  Face
                                                                 Amount^   Value+
                                                              -  -------   ------
                                                                  (000)
CANADA -- (Continued)
               2.300%, 07/20/16.............................       7,000   7,186,067
               3.030%, 07/26/16............................. CAD  24,000  21,791,118
               1.450%, 09/09/16.............................       7,450   7,523,234
Toronto-Dominion Bank (The)
#              2.500%, 07/14/16.............................      35,868  36,920,295
               2.948%, 08/02/16............................. CAD  15,000  13,604,277
               2.375%, 10/19/16.............................      12,100  12,479,008
                                                                         -----------
TOTAL CANADA................................................             564,727,274
                                                                         -----------

DENMARK -- (0.9%)
Denmark Government International Bond
               0.375%, 04/25/16.............................      49,000  48,962,564
Kommunekredit
               0.875%, 07/29/16.............................       7,300   7,337,420
                                                                         -----------
TOTAL DENMARK...............................................              56,299,984
                                                                         -----------

FINLAND -- (1.0%)
Finland Government International Bond
               2.250%, 03/17/16.............................       5,000   5,125,470
Municipality Finance P.L.C.
               2.375%, 05/16/16.............................      26,500  27,252,176
               1.250%, 09/12/16.............................      28,500  28,817,775
Pohjola Bank Oyj
               3.125%, 01/12/16............................. EUR   2,118   2,745,433
                                                                         -----------
TOTAL FINLAND...............................................              63,940,854
                                                                         -----------

FRANCE -- (2.1%)
Agence Francaise de Developpement
               1.125%, 10/03/16.............................       5,000   5,038,340
Reseau Ferre de France
               2.375%, 12/23/15............................. GBP  77,254 125,847,311
Total Capital SA
               2.300%, 03/15/16.............................       2,987   3,054,443
                                                                         -----------
TOTAL FRANCE................................................             133,940,094
                                                                         -----------

GERMANY -- (7.5%)
FMS Wertmanagement AoeR
               0.625%, 04/18/16.............................     116,800 117,043,061
KFW
               5.500%, 12/07/15............................. GBP  76,000 127,920,655
               1.750%, 01/22/16............................. GBP  22,000  35,637,552
#              0.500%, 07/15/16.............................       6,000   5,998,452
               1.250%, 10/05/16.............................       5,000   5,061,365

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^    Value+
                                                   -  -------    ------
                                                       (000)
GERMANY -- (Continued)
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.500%, 12/07/15............................. GBP  12,500 $ 20,159,626
    0.500%, 06/01/16.............................     157,800  157,762,128
                                                              ------------
TOTAL GERMANY....................................              469,582,839
                                                              ------------

IRELAND -- (1.1%)
GE Capital European Funding
    2.875%, 09/17/15............................. EUR  46,195   59,228,711
GE Capital UK Funding
    4.625%, 01/18/16............................. GBP   4,000    6,662,817
                                                              ------------
TOTAL IRELAND....................................               65,891,528
                                                              ------------

JAPAN -- (2.9%)
Development Bank of Japan, Inc.
    2.750%, 03/15/16.............................       8,000    8,249,384
Japan Bank for International Cooperation
    1.875%, 09/24/15.............................      52,600   53,333,244
    2.500%, 01/21/16.............................      97,400   99,904,933
    5.250%, 03/23/16.............................      18,000   19,174,320
                                                              ------------
TOTAL JAPAN......................................              180,661,881
                                                              ------------

NETHERLANDS -- (7.9%)
Bank Nederlandse Gemeenten NV
    2.375%, 12/23/15............................. GBP  39,553   64,447,301
    2.500%, 01/11/16.............................      52,000   53,310,504
    5.250%, 02/26/16............................. GBP   5,814    9,835,131
    0.625%, 07/18/16.............................      14,900   14,905,960
    1.125%, 09/12/16.............................      31,600   31,867,652
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    4.000%, 09/10/15............................. GBP  30,773   50,488,795
    2.125%, 10/13/15.............................      80,000   81,286,560
    3.375%, 01/18/16............................. EUR  13,500   17,557,449
    5.500%, 02/03/16............................. AUD   8,824    7,972,190
Nederlandse Waterschapsbank NV
    2.000%, 09/09/15.............................      18,105   18,364,952
    5.625%, 11/17/15............................. GBP   7,340   12,327,131
    5.625%, 11/17/15............................. GBP   4,906    8,239,360
    0.750%, 03/29/16.............................      68,900   69,148,040
    2.125%, 06/16/16.............................      44,500   45,614,413
    2.125%, 09/07/16............................. GBP   1,687    2,755,988
Netherlands Government Bond
    0.250%, 09/12/15.............................      10,824   10,821,943
                                                              ------------
TOTAL NETHERLANDS................................              498,943,369
                                                              ------------

                                                       Face
                                                      Amount^    Value+
                                                   -  -------    ------
                                                       (000)
NEW ZEALAND -- (0.7%)
ANZ New Zealand Int'l, Ltd.
    3.125%, 08/10/15.............................      31,890 $ 32,502,990
    1.125%, 03/24/16.............................      10,245   10,300,446
                                                              ------------
TOTAL NEW ZEALAND................................               42,803,436
                                                              ------------

NORWAY -- (2.6%)
Kommunalbanken A.S.
    1.375%, 12/23/15............................. GBP   5,000    8,057,052
    2.375%, 01/19/16.............................      62,500   63,977,875
    0.500%, 03/29/16.............................      94,000   94,007,520
                                                              ------------
TOTAL NORWAY.....................................              166,042,447
                                                              ------------

SINGAPORE -- (0.4%)
DBS Bank, Ltd.
    2.375%, 09/14/15.............................      26,200   26,615,611
                                                              ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (16.9%)
African Development Bank
    2.500%, 03/15/16.............................      38,000   39,084,482
    1.250%, 09/02/16.............................       5,000    5,060,270
    0.750%, 10/18/16.............................       5,600    5,611,872
Asian Development Bank
    2.500%, 03/15/16.............................      68,693   70,663,047
#   0.500%, 06/20/16.............................       8,000    8,001,920
    5.500%, 06/27/16.............................      47,011   50,851,188
Council Of Europe Development Bank
    1.625%, 12/07/15............................. GBP  28,000   45,237,739
    1.250%, 09/22/16.............................      52,945   53,562,762
European Bank for Reconstruction & Development
    1.375%, 10/20/16.............................      38,804   39,390,367
European Investment Bank
    3.000%, 12/07/15............................. GBP  46,000   75,428,529
    2.250%, 03/15/16.............................      30,000   30,750,570
    0.625%, 04/15/16.............................      45,000   45,129,240
    2.125%, 07/15/16.............................       4,000    4,107,792
    0.500%, 08/15/16.............................      19,600   19,589,083
    1.250%, 10/14/16.............................       5,000    5,060,200
Inter-American Development Bank
    0.625%, 12/15/15............................. GBP  73,852  118,073,744
    5.125%, 09/13/16.............................      30,000   32,474,880
    1.375%, 10/18/16.............................      10,000   10,128,400
International Bank for Reconstruction &
 Development
    0.375%, 11/16/15.............................      50,575   50,625,878
    2.125%, 03/15/16.............................     100,000  102,360,800
    0.500%, 05/16/16.............................       4,500    4,499,456
    0.625%, 10/14/16.............................      18,000   18,009,612
International Finance Corp.
    0.625%, 12/15/15............................. GBP  54,845   87,697,850

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^     Value+
                                                   -  -------     ------
                                                       (000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Nordic Investment Bank
    0.500%, 04/14/16.............................     144,380 $  144,494,493
                                                              --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              1,065,894,174
                                                              --------------

SWEDEN -- (8.0%)
Kommuninvest I Sverige AB
    0.625%, 09/18/15.............................      80,000     80,228,480
    0.500%, 06/15/16.............................      20,000     19,996,480
Nordea Bank AB
    2.750%, 08/11/15............................. EUR  79,062    101,018,454
    3.875%, 12/15/15............................. GBP   5,000      8,256,678
Svensk Exportkredit AB
    1.750%, 10/20/15.............................      23,490     23,822,947
    0.875%, 12/15/15............................. GBP  60,000     96,108,728
    0.625%, 05/31/16.............................      54,500     54,576,682
Svenska Handelsbanken AB
    1.500%, 07/06/15............................. EUR  55,300     69,912,915
    3.625%, 02/16/16............................. EUR   8,533     11,159,350
    3.125%, 07/12/16.............................      37,790     39,251,113
                                                              --------------
TOTAL SWEDEN.....................................                504,331,827
                                                              --------------

UNITED KINGDOM -- (4.6%)
Network Rail Infrastructure Finance P.L.C.
    4.875%, 11/27/15............................. GBP  64,949    108,526,817
    1.250%, 08/31/16.............................      11,225     11,355,569
United Kingdom Gilt
    2.000%, 01/22/16............................. GBP 102,500    166,810,893
                                                              --------------
TOTAL UNITED KINGDOM.............................                286,693,279
                                                              --------------

UNITED STATES -- (3.3%)
Apple, Inc.
#   0.450%, 05/03/16.............................   $  10,000      9,995,370
General Electric Capital Corp.
#   1.000%, 01/08/16.............................      51,817     52,082,873
#   5.000%, 01/08/16.............................      20,540     21,568,766
#   2.950%, 05/09/16.............................       5,340      5,514,671
    1.500%, 07/12/16.............................       4,012      4,065,616
General Electric Co.
    0.850%, 10/09/15.............................       8,035      8,072,090
Toyota Motor Credit Corp.
    0.875%, 07/17/15.............................      75,280     75,573,893
    0.800%, 05/17/16.............................       7,035      7,059,545

                                                           Face
                                                          Amount        Value+
                                                    -     ------        ------
                                                          (000)
UNITED STATES -- (Continued)
Wal-Mart Stores, Inc.
      0.600%, 04/11/16.............................     $    11,550 $   11,558,039
      2.800%, 04/15/16.............................          12,500     12,909,363
                                                                    --------------
TOTAL UNITED STATES................................                    208,400,226
                                                                    --------------
TOTAL BONDS........................................                  4,882,787,175
                                                                    --------------
AGENCY OBLIGATIONS -- (7.7%)
Federal Home Loan Bank
      5.375%, 05/18/16.............................          37,000     39,820,917
      2.125%, 06/10/16.............................          15,000     15,387,570
#     2.000%, 09/09/16.............................          34,980     35,884,373
      0.625%, 10/14/16.............................          10,000     10,008,150
Federal Home Loan Mortgage Corporation
#     0.500%, 05/13/16.............................          70,000     70,108,290
#     2.500%, 05/27/16.............................          35,000     36,125,180
#     2.000%, 08/25/16.............................          44,700     45,852,098
#     0.875%, 10/14/16.............................          55,000     55,354,805
Federal National Mortgage Association
      5.000%, 03/15/16.............................          70,000     74,471,950
#     0.500%, 03/30/16.............................          45,000     45,085,995
#     0.625%, 08/26/16.............................          43,300     43,352,739
      5.250%, 09/15/16.............................          10,000     10,866,950
                                                                    --------------
TOTAL AGENCY OBLIGATIONS...........................                    482,319,017
                                                                    --------------

U.S. TREASURY OBLIGATIONS -- (11.7%)
U.S. Treasury Notes
      0.375%, 04/30/16.............................         190,000    190,163,210
      0.250%, 05/15/16.............................          75,000     74,894,550
      0.625%, 07/15/16.............................          60,000     60,234,360
      1.500%, 07/31/16.............................          70,000     71,312,500
      0.625%, 08/15/16.............................          10,000     10,034,380
      1.000%, 08/31/16.............................         170,000    171,686,740
      0.875%, 09/15/16.............................         130,000    130,995,280
      1.000%, 10/31/16.............................          25,000     25,238,275
                                                                    --------------
TOTAL U.S. TREASURY OBLIGATIONS....................                    734,559,295
                                                                    --------------
                                                          Shares
                                                    -     ------          -
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund...............      16,633,563    192,450,325
                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $6,379,724,551)............................                  $6,292,115,812
                                                                    ==============

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                    ---------------------------------------------
                                    Level 1    Level 2     Level 3     Total
                                    ------- -------------- ------- --------------
Bonds
 Australia.........................   --    $  517,026,760   --    $  517,026,760
 Austria...........................   --        30,991,592   --        30,991,592
 Canada............................   --       564,727,274   --       564,727,274
 Denmark...........................   --        56,299,984   --        56,299,984
 Finland...........................   --        63,940,854   --        63,940,854
 France............................   --       133,940,094   --       133,940,094
 Germany...........................   --       469,582,839   --       469,582,839
 Ireland...........................   --        65,891,528   --        65,891,528
 Japan.............................   --       180,661,881   --       180,661,881
 Netherlands.......................   --       498,943,369   --       498,943,369
 New Zealand.......................   --        42,803,436   --        42,803,436
 Norway............................   --       166,042,447   --       166,042,447
 Singapore.........................   --        26,615,611   --        26,615,611
 Supranational Organization
   Obligations.....................   --     1,065,894,174   --     1,065,894,174
 Sweden............................   --       504,331,827   --       504,331,827
 United Kingdom....................   --       286,693,279   --       286,693,279
 United States.....................   --       208,400,226   --       208,400,226
Agency Obligations.................   --       482,319,017   --       482,319,017
U.S. Treasury Obligations..........   --       734,559,295   --       734,559,295
Securities Lending Collateral......   --       192,450,325   --       192,450,325
Forward Currency Contracts**.......   --        11,430,678   --        11,430,678
                                      --    --------------   --    --------------
TOTAL..............................   --    $6,303,546,490   --    $6,303,546,490
                                      ==    ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
BONDS -- (87.8%)
AUSTRALIA -- (3.2%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17.............................      15,000 $14,983,305
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................      10,000  10,139,110
Rio Tinto Finance USA, Ltd.
    2.500%, 05/20/16.............................       2,525   2,588,234
Westpac Banking Corp.
#   2.000%, 08/14/17.............................      10,425  10,619,332
                                                              -----------
TOTAL AUSTRALIA..................................              38,329,981
                                                              -----------

CANADA -- (7.7%)
Brookfield Asset Management, Inc.
    5.800%, 04/25/17.............................       4,150   4,547,130
Export Development Canada
    0.875%, 12/07/16............................. GBP   2,500   3,992,613
Ontario, Province of Canada
    1.100%, 10/25/17.............................      25,000  24,888,850
Royal Bank of Canada
    1.500%, 01/16/18.............................       4,384   4,372,851
    1.500%, 01/16/18.............................       7,673   7,653,204
Teck Resources, Ltd.
    2.500%, 02/01/18.............................       5,000   4,987,765
Thomson Reuters Corp.
    6.500%, 07/15/18.............................       4,700   5,393,584
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................      29,615  29,247,507
TransAlta Corp.
    4.750%, 01/15/15.............................       4,000   4,031,412
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................       2,105   2,139,050
                                                              -----------
TOTAL CANADA.....................................              91,253,966
                                                              -----------

FINLAND -- (1.3%)
Municipality Finance P.L.C.
    1.250%, 12/15/16............................. GBP  10,000  16,051,555
                                                              -----------

FRANCE -- (4.2%)
BNP Paribas SA
    2.375%, 09/14/17.............................       8,000   8,153,680
Caisse d'Amortissement de la Dette Sociale
    1.375%, 01/29/18.............................       9,600   9,628,435
Orange SA
#   2.750%, 09/14/16.............................       8,000   8,239,680
Societe Generale SA
    2.750%, 10/12/17.............................       8,000   8,233,736
Total Capital International SA
    1.550%, 06/28/17.............................      15,000  15,099,765
                                                              -----------
TOTAL FRANCE.....................................              49,355,296
                                                              -----------

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
GERMANY -- (4.4%)
Deutsche Bank AG
    3.250%, 01/11/16.............................       4,000  4,116,548
#   6.000%, 09/01/17.............................       4,000  4,483,260
KFW
    5.625%, 08/25/17............................. GBP   3,000  5,383,632
    1.875%, 04/01/19.............................      15,000 15,169,800
Landwirtschaftliche Rentenbank
    3.250%, 12/07/16............................. GBP   8,000 13,383,990
NRW Bank
    0.875%, 12/15/17............................. GBP   6,000  9,445,880
                                                              ----------
TOTAL GERMANY....................................             51,983,110
                                                              ----------

JAPAN -- (3.6%)
Development Bank of Japan, Inc.
    1.000%, 01/22/18.............................      19,200 19,007,289
Japan Finance Organization for Municipalities
    1.375%, 02/05/18.............................      11,330 11,302,695
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................       5,770  5,845,604
Sumitomo Mitsui Banking Corp.
#   1.350%, 07/18/15.............................       4,000  4,021,980
#   2.450%, 01/10/19.............................       2,600  2,620,743
                                                              ----------
TOTAL JAPAN......................................             42,798,311
                                                              ----------

NETHERLANDS -- (1.1%)
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
    3.250%, 11/01/17............................. GBP   5,000  8,377,824
Nederlandse Waterschapsbank NV
    1.500%, 04/16/18.............................       5,000  5,021,290
                                                              ----------
TOTAL NETHERLANDS................................             13,399,114
                                                              ----------

NORWAY -- (2.9%)
Kommunalbanken A.S.
    1.125%, 12/15/16............................. GBP  15,000 24,029,822
Statoil ASA
#   3.125%, 08/17/17.............................      10,000 10,513,060
                                                              ----------
TOTAL NORWAY.....................................             34,542,882
                                                              ----------

SINGAPORE -- (0.4%)
Singapore Government Bond
    2.500%, 06/01/19............................. SGD   6,450  5,287,178
                                                              ----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.5%)
African Development Bank
    0.875%, 03/15/18.............................       8,040  7,937,683

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Investment Bank
#   1.625%, 06/15/17.............................      15,000 $15,274,950
    1.375%, 01/15/18............................. GBP   5,000   7,999,303
Inter-American Development Bank
    0.875%, 03/15/18.............................      10,000   9,883,750
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              41,095,686
                                                              -----------

SWEDEN -- (0.6%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................       4,000   3,984,280
Nordea Bank AB
    1.625%, 05/15/18.............................       3,000   2,981,253
                                                              -----------
TOTAL SWEDEN.....................................               6,965,533
                                                              -----------

SWITZERLAND -- (1.5%)
Credit Suisse New York
    3.500%, 03/23/15.............................       5,000   5,058,885
Noble Holding International, Ltd.
    2.500%, 03/15/17.............................       3,500   3,546,322
UBS AG
    3.875%, 01/15/15.............................       3,993   4,020,073
#   5.875%, 12/20/17.............................       4,325   4,871,706
                                                              -----------
TOTAL SWITZERLAND................................              17,496,986
                                                              -----------

UNITED KINGDOM -- (5.5%)
BP Capital Markets P.L.C.
#   2.248%, 11/01/16.............................       4,000   4,094,380
#   1.846%, 05/05/17.............................       4,640   4,705,168
GlaxoSmithKline Capital P.L.C.
#   1.500%, 05/08/17.............................       3,750   3,782,505
Lloyds Bank P.L.C.
    4.200%, 03/28/17.............................       4,000   4,265,680
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18.............................      10,000   9,840,860
Rio Tinto Finance USA P.L.C.
    1.625%, 08/21/17.............................       3,628   3,643,967
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................       4,000   4,057,080
United Kingdom Gilt
    1.000%, 09/07/17............................. GBP  14,000  22,383,266
Vodafone Group P.L.C.
    5.625%, 02/27/17.............................       8,000   8,751,744
                                                              -----------
TOTAL UNITED KINGDOM.............................              65,524,650
                                                              -----------

                                                       Face
                                                      Amount   Value+
                                                      ------   ------
                                                      (000)
UNITED STATES -- (47.9%)
AbbVie, Inc.
#   1.200%, 11/06/15............................. $    7,215 $ 7,255,620
ACE INA Holdings, Inc.
    2.600%, 11/23/15.............................      4,215   4,301,260
Actavis, Inc.
    1.875%, 10/01/17.............................      4,000   3,964,860
Aetna, Inc.
#   2.200%, 03/15/19.............................      5,000   4,991,965
Aflac, Inc.
#   2.650%, 02/15/17.............................      4,000   4,128,672
Agilent Technologies, Inc.
#   6.500%, 11/01/17.............................        596     687,070
American Express Co.
    6.150%, 08/28/17.............................      5,000   5,633,980
#   7.000%, 03/19/18.............................      2,000   2,330,980
American International Group, Inc.
    5.850%, 01/16/18.............................      7,000   7,888,748
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................      1,220   1,281,072
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................      4,000   4,346,948
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................      8,000   8,010,840
Apple, Inc.
    1.000%, 05/03/18.............................     28,000  27,470,072
Assurant, Inc.
    2.500%, 03/15/18.............................      5,000   5,038,785
AT&T, Inc.
#   1.400%, 12/01/17.............................      9,000   8,972,127
Autodesk, Inc.
    1.950%, 12/15/17.............................      4,000   4,021,256
Bank of America Corp.
#   6.000%, 09/01/17.............................      4,000   4,460,920
BB&T Corp.
#   1.450%, 01/12/18.............................      9,000   8,917,002
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................      4,000   4,048,876
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................     10,000  10,005,130
BlackRock, Inc.
    6.250%, 09/15/17.............................      5,000   5,675,645
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................      5,000   4,957,955
Buckeye Partners L.P.
    6.050%, 01/15/18.............................      1,880   2,093,797
Capital One Financial Corp.
    6.750%, 09/15/17.............................      4,000   4,554,028
Cardinal Health, Inc.
    1.700%, 03/15/18.............................      9,000   8,961,552
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................      2,880   2,943,824

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
UNITED STATES -- (Continued)
CBS Corp.
    2.300%, 08/15/19.............................   $ 4,638 $4,577,103
Chevron Corp.
#   1.104%, 12/05/17.............................    10,000  9,943,700
Cigna Corp.
    5.375%, 03/15/17.............................     1,190  1,299,192
Cisco Systems, Inc.
#   2.125%, 03/01/19                                  5,000  5,021,855
Citigroup, Inc.
    4.450%, 01/10/17.............................     4,000  4,258,060
    6.000%, 08/15/17.............................     4,000  4,463,068
Coca-Cola Enterprises, Inc.
    2.125%, 09/15/15.............................     3,389  3,427,841
Comcast Corp.
#   4.950%, 06/15/16.............................     4,000  4,265,760
    6.500%, 01/15/17.............................     3,500  3,908,321
Comerica, Inc.
    3.000%, 09/16/15.............................     1,000  1,020,384
    2.125%, 05/23/19.............................       700    697,050
Computer Sciences Corp.
    2.500%, 09/15/15.............................     4,000  4,056,464
Devon Energy Corp.
#   2.250%, 12/15/18.............................     5,000  5,006,005
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    2.400%, 03/15/17.............................     4,000  4,096,924
Dollar General Corp.
    1.875%, 04/15/18.............................     5,000  4,788,105
Eastman Chemical Co.
    2.400%, 06/01/17.............................     4,000  4,072,848
eBay, Inc.
#   2.200%, 08/01/19.............................     5,000  4,947,935
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................     2,475  2,836,395
EMC Corp.
#   1.875%, 06/01/18.............................     8,780  8,727,706
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.............................     2,000  2,184,578
Energy Transfer Partners L.P.
    5.950%, 02/01/15.............................     2,604  2,635,443
EOG Resources, Inc.
    2.500%, 02/01/16.............................     4,000  4,084,580
Exelon Generation Co. LLC
#   6.200%, 10/01/17.............................     4,000  4,501,692
Fifth Third Bancorp
    3.625%, 01/25/16.............................     2,100  2,170,657
Fifth Third Bank
    2.375%, 04/25/19.............................     1,615  1,624,168
FMC Technologies, Inc.
    2.000%, 10/01/17.............................     5,000  5,037,575
Ford Motor Credit Co. LLC
#   5.000%, 05/15/18.............................     5,000  5,464,030
Freeport-McMoRan, Inc.
    2.150%, 03/01/17.............................     4,000  4,067,748

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
UNITED STATES -- (Continued)
General Dynamics Corp.
    1.000%, 11/15/17.............................   $ 2,000 $ 1,982,628
General Electric Capital Corp.
    3.750%, 11/14/14.............................    10,000  10,008,530
    1.625%, 04/02/18.............................    15,000  15,008,055
Goldman Sachs Group,Inc. (The)
#   6.250%, 09/01/17.............................     4,000   4,483,612
#   5.950%, 01/18/18.............................     2,000   2,239,300
Hartford Financial Services Group, Inc. (The)
    4.000%, 10/15/17.............................     5,142   5,493,461
Hewlett-Packard Co.
    2.600%, 09/15/17.............................     4,000   4,099,124
HSBC Finance Corp.
    5.250%, 04/15/15.............................     2,187   2,232,249
Huntington Bancshares,Inc.
    2.600%, 08/02/18.............................     5,000   5,075,430
Illinois Tool Works, Inc.
    1.950%, 03/01/19.............................     6,150   6,155,369
Intuit, Inc.
    5.750%, 03/15/17.............................     2,000   2,199,682
Jefferies Group LLC
    5.125%, 04/13/18.............................     1,875   2,032,136
John Deere Capital Corp.
    1.950%, 03/04/19.............................     3,400   3,387,539
JPMorgan Chase & Co.
    3.150%, 07/05/16.............................     4,000   4,137,636
KeyBank NA
    1.650%, 02/01/18.............................     1,820   1,815,497
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................     2,300   2,297,141
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17.............................     4,000   4,379,548
Kohl's Corp.
    6.250%, 12/15/17.............................     4,000   4,512,980
Kroger Co. (The)
    2.200%, 01/15/17.............................     2,795   2,853,290
Laboratory Corp. of America Holdings
#   2.200%, 08/23/17.............................     4,500   4,566,645
Lorillard Tobacco Co.
    2.300%, 08/21/17.............................     4,000   4,041,828
MasterCard, Inc.
    2.000%, 04/01/19.............................    10,000   9,983,740
Mattel, Inc.
    2.350%, 05/06/19.............................     5,000   4,968,545
McDonald's Corp.
#   5.350%, 03/01/18.............................     5,000   5,600,970
McKesson Corp.
#   1.400%, 03/15/18.............................     8,907   8,758,244
Morgan Stanley
#   6.250%, 08/28/17.............................     4,000   4,476,948
MUFG Union Bank NA
    2.625%, 09/26/18                                  5,245   5,341,676

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
UNITED STATES -- (Continued)
Mylan, Inc.
    2.550%, 03/28/19.............................   $ 2,400 $ 2,389,219
Nisource Finance Corp.
    6.400%, 03/15/18.............................     3,000   3,429,180
Nucor Corp.
#   5.750%, 12/01/17.............................     7,160   7,984,789
NYSE Euronext
    2.000%, 10/05/17.............................     5,000   5,092,845
Oracle Corp.
#   1.200%, 10/15/17.............................     1,500   1,495,098
Philip Morris International, Inc.
    5.650%, 05/16/18.............................     3,000   3,395,715
Pioneer Natural Resources Co.
    6.650%, 03/15/17.............................     4,000   4,431,796
    6.875%, 05/01/18.............................     2,000   2,292,864
Praxair, Inc.
#   1.250%, 11/07/18.............................     4,000   3,921,648
Principal Financial Group, Inc.
    1.850%, 11/15/17.............................     6,707   6,735,874
Prudential Financial, Inc.
#   6.100%, 06/15/17.............................     1,000   1,115,334
#   6.000%, 12/01/17.............................     5,000   5,640,295
Quest Diagnostics, Inc.
#   3.200%, 04/01/16.............................     4,000   4,118,452
Qwest Corp.
    6.500%, 06/01/17.............................     4,000   4,435,892
Reinsurance Group of America, Inc.
#   5.625%, 03/15/17.............................     1,000   1,090,355
Republic Services, Inc.
    3.800%, 05/15/18.............................     2,427   2,580,316
Scripps Networks Interactive, Inc.
#   2.700%, 12/15/16.............................     4,059   4,195,691
Southern Power Co.
    4.875%, 07/15/15.............................     5,672   5,832,603
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................     1,000   1,154,042
SunTrust Banks, Inc.
    3.500%, 01/20/17.............................     4,000   4,199,956
Symantec Corp.
    2.750%, 06/15/17.............................     4,000   4,065,312
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................     4,000   4,010,924
Tech Data Corp.
    3.750%, 09/21/17.............................     4,500   4,672,269
Toyota Motor Credit Corp.
    1.750%, 05/22/17.............................    10,000  10,141,730
    1.375%, 01/10/18.............................     1,956   1,951,531

                                                           Face
                                                          Amount       Value+
                                                          ------       ------
                                                          (000)
UNITED STATES -- (Continued)
Tyson Foods, Inc.
      2.650%, 08/15/19.............................     $    5,000 $    5,047,660
Unilever Capital Corp.
#     2.200%, 03/06/19.............................          3,820      3,878,843
US Bancorp
      2.200%, 04/25/19.............................          5,000      5,024,315
Verizon Communications, Inc.
#     1.100%, 11/01/17.............................          3,000      2,967,357
Wachovia Corp.
#     5.750%, 06/15/17.............................          4,000      4,447,432
#     5.750%, 02/01/18.............................          3,000      3,385,416
Wal-Mart Stores, Inc.
#     5.800%, 02/15/18.............................          2,745      3,117,442
Weatherford International, LLC
      6.350%, 06/15/17.............................          4,000      4,450,872
WellPoint, Inc.
      5.875%, 06/15/17.............................          3,990      4,437,626
#     1.875%, 01/15/18.............................          4,000      4,005,436
Western Union Co. (The)
      5.930%, 10/01/16.............................          6,000      6,522,156
Wyndham Worldwide Corp.
      2.500%, 03/01/18.............................          7,405      7,448,275
Xerox Corp.
      2.750%, 03/15/19.............................          6,000      6,058,140
Zimmer Holdings, Inc.
      1.400%, 11/30/14.............................          5,000      5,003,690
                                                                   --------------
TOTAL UNITED STATES................................                   568,428,364
                                                                   --------------
TOTAL BONDS........................................                 1,042,512,612
                                                                   --------------

AGENCY OBLIGATIONS -- (4.1%)
Federal Home Loan Bank
#     5.000%, 11/17/17                                      30,000     33,449,010
Federal National Mortgage Association
#     1.875%, 02/19/19.............................         15,000     15,194,100
                                                                   --------------
TOTAL AGENCY OBLIGATIONS...........................                    48,643,110
                                                                   --------------
                                                          Shares
                                                    -     ------         -

SECURITIES LENDING COLLATERAL -- (8.1%)
(S)@  DFA Short Term Investment Fund...............      8,278,999     95,788,023
                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,190,137,261)                                             $1,186,943,745
                                                                   ==============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                    ----------------------------------------------
                                    Level 1     Level 2     Level 3      Total
                                    ------- --------------  ------- --------------
Bonds
 Australia.........................   --    $   38,329,981    --    $   38,329,981
 Canada............................   --        91,253,966    --        91,253,966
 Finland...........................   --        16,051,555    --        16,051,555
 France............................   --        49,355,296    --        49,355,296
 Germany...........................   --        51,983,110    --        51,983,110
 Japan.............................   --        42,798,311    --        42,798,311
 Netherlands.......................   --        13,399,114    --        13,399,114
 Norway............................   --        34,542,882    --        34,542,882
 Singapore.........................   --         5,287,178    --         5,287,178
 Supranational Organization
   Obligations.....................   --        41,095,686    --        41,095,686
 Sweden............................   --         6,965,533    --         6,965,533
 Switzerland.......................   --        17,496,986    --        17,496,986
 United Kingdom....................   --        65,524,650    --        65,524,650
 United States.....................   --       568,428,364    --       568,428,364
Agency Obligations.................   --        48,643,110    --        48,643,110
Securities Lending Collateral......   --        95,788,023    --        95,788,023
Forward Currency Contracts**.......   --       (17,706,538)   --       (17,706,538)
                                      --    --------------    --    --------------
TOTAL..............................   --    $1,169,237,207    --    $1,169,237,207
                                      ==    ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                 Face
                                                Amount      Value+
                                               -------- --------------
                                                (000)
         AGENCY OBLIGATIONS -- (60.8%)
         Federal Farm Credit Bank
           4.875%, 01/17/17................... $ 12,000 $   13,088,172
         Federal Home Loan Bank
           1.375%, 12/11/15...................   30,185     30,567,534
           1.625%, 12/11/15...................   21,500     21,822,285
           3.125%, 03/11/16...................   68,645     71,197,702
           5.375%, 05/18/16...................   81,500     87,713,641
           2.125%, 06/10/16...................   87,700     89,965,993
           5.125%, 10/19/16...................    9,845     10,661,210
           4.750%, 12/16/16...................   82,500     89,525,700
           4.875%, 05/17/17...................    8,000      8,814,976
           1.000%, 06/09/17...................    9,010      9,020,470
           1.000%, 06/21/17...................  134,210    134,684,164
           0.750%, 09/08/17...................   98,000     97,032,348
           2.250%, 09/08/17...................   30,000     30,969,870
           5.000%, 11/17/17...................  160,240    178,662,312
           0.750%, 12/08/17...................   50,530     49,701,156
           1.375%, 03/09/18...................  156,885    157,156,725
           1.250%, 06/08/18...................   19,300     19,216,643
           4.750%, 06/08/18...................   19,925     22,242,716
           2.000%, 09/14/18...................   30,000     30,652,560
           1.625%, 06/14/19...................   30,000     29,850,210
         Tennessee Valley Authority
           5.500%, 07/18/17...................    3,362      3,756,389
           6.250%, 12/15/17...................    6,500      7,508,501
           4.500%, 04/01/18...................   15,180     16,775,023
           1.750%, 10/15/18...................   31,635     31,823,323
                                                        --------------
         TOTAL AGENCY OBLIGATIONS.............           1,242,409,623
                                                        --------------
         U.S. TREASURY OBLIGATIONS -- (38.7%)
         U.S. Treasury Notes
           2.000%, 04/30/16...................   32,300     33,094,871
           1.750%, 05/31/16...................    2,000      2,043,438
           3.000%, 02/28/17...................   10,000     10,539,840
           3.125%, 04/30/17...................   12,000     12,705,000
           0.625%, 08/31/17...................    8,000      7,938,128
           0.625%, 09/30/17...................   85,000     84,249,620
           4.250%, 11/15/17...................  194,500    213,463,750
           2.250%, 11/30/17...................  121,000    125,546,938
           2.625%, 01/31/18...................   45,000     47,207,790
           0.750%, 02/28/18...................    7,000      6,911,954
           2.875%, 03/31/18...................   67,500     71,381,250
           2.625%, 04/30/18...................   68,000     71,362,804
           1.375%, 09/30/18...................   22,700     22,730,146
           1.250%, 11/30/18...................   10,500     10,439,299
           1.500%, 01/31/19...................   48,000     48,090,000
           0.875%, 07/31/19...................   25,000     24,193,350
                                                        --------------
         TOTAL U.S. TREASURY OBLIGATIONS......             791,898,178
                                                        --------------

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED

                                                               Shares       Value+
                                                              --------- --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
State Street Institutional U.S. Government Money Market Fund. 9,216,749 $    9,216,749
                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,041,410,317).......................................           $2,043,524,550
                                                                        ==============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                    ------------------------------------------------
                                     Level 1      Level 2     Level 3     Total
                                    ---------- -------------- ------- --------------
Agency Obligations.................         -- $1,242,409,623   --    $1,242,409,623
U.S. Treasury Obligations..........         --    791,898,178   --       791,898,178
Temporary Cash Investments......... $9,216,749             --   --         9,216,749
                                    ---------- --------------   --    --------------
TOTAL.............................. $9,216,749 $2,034,307,801   --    $2,043,524,550
                                    ========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
BONDS -- (93.3%)
AUSTRALIA -- (9.3%)
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18.............................      25,900 $ 25,581,896
#   2.250%, 06/13/19.............................     251,216  251,611,916
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................      42,720   43,314,278
    2.500%, 09/20/18.............................     101,000  103,105,749
    2.250%, 03/13/19.............................      51,512   51,753,849
#   2.300%, 09/06/19.............................      59,250   59,306,998
National Australia Bank, Ltd.
#   2.300%, 07/25/18.............................      47,000   47,860,570
#   2.250%, 07/01/19.............................     110,340  110,356,882
Westpac Banking Corp.
#   1.600%, 01/12/18.............................      50,650   50,648,278
#   2.250%, 07/30/18.............................      63,900   64,910,323
#   2.250%, 01/17/19.............................     128,099  129,698,957
                                                              ------------
TOTAL AUSTRALIA..................................              938,149,696
                                                              ------------

AUSTRIA -- (2.1%)
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18.............................     103,000  102,286,210
#   1.625%, 03/12/19.............................     112,903  112,728,000
                                                              ------------
TOTAL AUSTRIA....................................              215,014,210
                                                              ------------

CANADA -- (10.1%)
Canada Government International Bond
#   1.625%, 02/27/19.............................     116,700  116,971,911
Export Development Canada
    1.875%, 12/17/18............................. GBP  11,253   18,287,653
Ontario, Province of Canada
    3.000%, 07/16/18.............................      10,000   10,521,770
    2.000%, 09/27/18.............................      18,800   19,073,954
    2.000%, 01/30/19.............................     171,800  173,622,798
    1.650%, 09/27/19.............................      74,691   73,612,238
Royal Bank of Canada
#   1.500%, 01/16/18.............................      44,960   44,845,667
#   2.200%, 07/27/18.............................     145,150  147,345,103
#   2.150%, 03/15/19.............................      90,165   90,693,908
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................      20,754   20,496,464
#   2.625%, 09/10/18.............................     142,484  145,984,404
#   2.125%, 07/02/19.............................     108,670  108,268,573

                                                       Face
                                                      Amount^     Value+
                                                      -------     ------
                                                       (000)
CANADA -- (Continued)
Total Capital Canada, Ltd.
    1.450%, 01/15/18.............................      53,370 $   53,157,320
                                                              --------------
TOTAL CANADA.....................................              1,022,881,763
                                                              --------------

DENMARK -- (1.5%)
Kommunekredit
    1.125%, 03/15/18.............................     155,274    154,348,256
                                                              --------------

FINLAND -- (1.9%)
Finland Government International Bond
    1.625%, 10/01/18.............................      60,000     60,487,800
Municipality Finance P.L.C.
    1.125%, 12/07/17............................. GBP  26,055     41,409,276
    1.125%, 04/17/18.............................      22,000     21,837,640
    1.750%, 05/21/19.............................      66,800     66,876,286
                                                              --------------
TOTAL FINLAND....................................                190,611,002
                                                              --------------

FRANCE -- (3.1%)
Dexia Credit Local SA
    2.250%, 01/30/19.............................      67,500     68,559,480
Sanofi
    1.250%, 04/10/18.............................      10,000      9,922,750
Total Capital International SA
    1.550%, 06/28/17.............................      26,300     26,474,921
    2.125%, 01/10/19.............................     101,000    101,583,275
#   2.100%, 06/19/19.............................      36,034     36,012,380
Total Capital SA
#   2.125%, 08/10/18.............................      46,700     47,439,681
    3.875%, 12/14/18............................. GBP  13,134     22,735,847
                                                              --------------
TOTAL FRANCE.....................................                312,728,334
                                                              --------------

GERMANY -- (3.3%)
FMS Wertmanagement AoeR
    1.625%, 11/20/18.............................      43,000     43,187,867
    1.875%, 12/07/18............................. GBP  29,600     47,964,806
KFW
    1.000%, 12/07/17............................. GBP  12,500     19,834,487
    1.000%, 06/11/18.............................      14,000     13,834,072
    2.000%, 12/06/18............................. GBP   5,000      8,148,075
#   1.875%, 04/01/19.............................      92,750     93,799,930
Landwirtschaftliche Rentenbank
    1.000%, 12/15/17............................. GBP  28,000     44,369,230
#   1.000%, 04/04/18.............................      33,000     32,689,635
#   1.875%, 09/17/18.............................      15,000     15,254,430
NRW Bank
    1.875%, 07/01/19.............................      20,100     20,094,774
                                                              --------------
TOTAL GERMANY....................................                339,177,306
                                                              --------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
JAPAN -- (3.9%)
Japan Bank for International Cooperation
    1.750%, 07/31/18.............................     201,350 $203,172,419
    1.750%, 11/13/18.............................       9,000    9,060,498
    1.750%, 05/29/19.............................      38,280   38,265,454
Japan Finance Organization for Municipalities
    1.375%, 02/05/18.............................      40,500   40,402,395
    2.500%, 09/12/18.............................      15,400   15,910,294
    2.500%, 09/12/18.............................      50,000   51,656,800
    2.125%, 03/06/19.............................      35,000   35,404,950
                                                              ------------
TOTAL JAPAN......................................              393,872,810
                                                              ------------

NETHERLANDS -- (9.5%)
Bank Nederlandse Gemeenten NV
    1.875%, 12/07/18............................. GBP  59,950   96,876,412
    1.875%, 06/11/19.............................     161,800  162,565,152
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    1.700%, 03/19/18.............................      20,900   20,955,490
    2.250%, 01/14/19.............................     225,625  228,346,714
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19.............................     248,340  250,123,081
    1.750%, 09/05/19.............................      10,000    9,964,000
Shell International Finance BV
#   1.900%, 08/10/18.............................     119,844  121,071,442
#   2.000%, 11/15/18.............................      53,970   54,411,367
    4.300%, 09/22/19.............................      20,000   22,061,240
                                                              ------------
TOTAL NETHERLANDS................................              966,374,898
                                                              ------------

NORWAY -- (5.0%)
Kommunalbanken A.S.
    1.000%, 03/15/18.............................      37,000   36,594,184
    2.125%, 03/15/19.............................     146,650  149,261,837
    1.750%, 05/28/19.............................      85,500   85,536,252
Statoil ASA
#   1.200%, 01/17/18.............................      40,850   40,638,234
    1.150%, 05/15/18.............................     183,925  181,540,412
    1.950%, 11/08/18.............................      13,800   13,875,113
                                                              ------------
TOTAL NORWAY.....................................              507,446,032
                                                              ------------

SINGAPORE -- (2.6%)
Singapore Government Bond
    4.000%, 09/01/18............................. SGD 151,200  130,489,943
    2.500%, 06/01/19............................. SGD 163,700  134,187,746
                                                              ------------
TOTAL SINGAPORE..................................              264,677,689
                                                              ------------

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.9%)
African Development Bank
    1.625%, 10/02/18.............................      34,920 $ 35,117,996
Asian Development Bank
    1.750%, 03/21/19.............................      15,000   15,097,050
    1.875%, 04/12/19.............................     123,500  124,822,685
Council Of Europe Development Bank
    1.000%, 03/07/18.............................      56,200   55,719,490
#   1.125%, 05/31/18.............................      60,000   59,526,600
    1.875%, 12/22/18............................. GBP  28,500   46,224,275
European Bank for Reconstruction & Development
    1.875%, 12/17/18............................. GBP   6,000    9,746,688
European Investment Bank
    4.750%, 10/15/18............................. GBP  28,722   51,532,970
    1.625%, 12/18/18.............................      25,000   25,111,950
    1.500%, 02/01/19............................. GBP  58,500   93,179,141
    5.375%, 03/07/19............................. GBP   5,000    9,239,278
    1.875%, 03/15/19.............................     101,400  102,561,030
International Bank for Reconstruction &
 Development
    1.875%, 03/15/19.............................      91,000   92,469,650
Nordic Investment Bank
#   1.875%, 06/14/19.............................      77,020   77,805,219
                                                              ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              798,154,022
                                                              ------------

SWEDEN -- (5.4%)
Nordea Bank AB
#   2.375%, 04/04/19.............................      62,343   63,038,935
Svensk Exportkredit AB
    1.125%, 04/05/18.............................      40,000   39,622,800
    1.875%, 12/21/18............................. GBP  40,150   64,888,240
#   1.875%, 06/17/19.............................      94,575   95,127,318
Svenska Handelsbanken AB
    4.000%, 01/18/19............................. GBP   4,275    7,377,201
#   2.500%, 01/25/19.............................     168,756  172,674,346
    2.250%, 06/17/19.............................     103,295  103,929,644
                                                              ------------
TOTAL SWEDEN.....................................              546,658,484
                                                              ------------

UNITED KINGDOM -- (2.8%)
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18.............................      10,000    9,840,860
United Kingdom Gilt
    1.250%, 07/22/18............................. GBP 146,000  233,219,957
    4.500%, 03/07/19............................. GBP  10,000   18,081,415
    1.750%, 07/22/19............................. GBP  11,000   17,764,403
                                                              ------------
TOTAL UNITED KINGDOM.............................              278,906,635
                                                              ------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                      Face
                                                     Amount     Value+
                                                     ------     ------
                                                     (000)
UNITED STATES -- (24.9%)
3M Co.
#   1.625%, 06/15/19.............................   $ 18,195 $ 18,047,730
Apple, Inc.
#   1.000%, 05/03/18.............................     85,700   84,078,042
#   2.100%, 05/06/19.............................    189,300  190,366,895
Berkshire Hathaway Finance Corp.
#   1.300%, 05/15/18.............................     48,700   48,219,623
#   5.400%, 05/15/18.............................      5,000    5,632,000
#   2.000%, 08/15/18.............................     51,375   51,762,213
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................     45,446   45,469,314
#   2.100%, 08/14/19.............................     42,817   43,052,194
Chevron Corp.
    1.104%, 12/05/17.............................     72,866   72,373,353
#   1.718%, 06/24/18.............................    132,577  133,809,303
Coca-Cola Co. (The)
#   1.650%, 11/01/18.............................     31,819   31,845,187
Colgate-Palmolive Co.
    0.900%, 05/01/18.............................     16,500   16,137,891
Exxon Mobil Corp.
#   1.819%, 03/15/19.............................    175,700  176,351,847
General Electric Capital Corp.
#   1.625%, 04/02/18.............................     21,147   21,158,356
    5.625%, 05/01/18.............................     17,500   19,792,640
    2.300%, 01/14/19.............................    181,485  184,551,734
    6.000%, 08/07/19.............................     12,000   14,072,316
    6.000%, 08/07/19.............................     10,500   12,313,276
General Electric Co.
    5.250%, 12/06/17.............................     23,418   26,053,813
International Business Machines Corp.
    1.250%, 02/08/18.............................     63,800   63,317,225
#   1.950%, 02/12/19.............................    158,048  157,990,787
Johnson & Johnson
    5.150%, 07/15/18.............................     10,515   11,869,437
#   1.650%, 12/05/18.............................    176,200  176,992,019
Microsoft Corp.
#   1.625%, 12/06/18.............................    168,185  168,292,975
Pfizer, Inc.
#   1.500%, 06/15/18.............................     93,504   93,246,583
#   2.100%, 05/15/19.............................    188,074  189,017,003

                                                           Face
                                                          Amount        Value+
                                                          ------        ------
                                                          (000)
UNITED STATES -- (Continued)
Procter & Gamble Co. (The)
#     1.600%, 11/15/18.............................     $     5,800 $     5,791,300
      1.900%, 11/01/19.............................          38,000      37,805,060
Toyota Motor Credit Corp.
#     1.250%, 10/05/17.............................           4,567       4,560,675
#     1.375%, 01/10/18.............................          47,200      47,092,148
      2.000%, 10/24/18.............................         154,239     155,660,158
#     2.100%, 01/17/19.............................          42,343      42,616,874
      2.125%, 07/18/19.............................          16,105      16,123,730
Wal-Mart Stores, Inc.
#     1.125%, 04/11/18.............................         127,967     126,338,876
      1.950%, 12/15/18.............................          26,431      26,588,714
                                                                    ---------------
TOTAL UNITED STATES................................                   2,518,391,291
                                                                    ---------------
TOTAL BONDS........................................                   9,447,392,428
                                                                    ---------------

AGENCY OBLIGATIONS -- (2.7%)
Federal Home Loan Bank
#     1.750%, 12/14/18.............................          81,000      81,469,800
Federal Home Loan Mortgage Corporation
#     3.750%, 03/27/19.............................          15,000      16,345,110
#     1.250%, 08/01/19.............................          16,200      15,856,074
Federal National Mortgage Association
      1.875%, 09/18/18.............................          34,000      34,574,192
#     1.625%, 11/27/18.............................          41,000      41,184,869
#     1.875%, 02/19/19.............................          40,000      40,517,600
#     1.750%, 06/20/19.............................          23,000      23,037,168
#     1.750%, 09/12/19.............................          15,000      14,990,970
                                                                    ---------------
TOTAL AGENCY OBLIGATIONS...........................                     267,975,783
                                                                    ---------------

                                                          Shares
                                                    -     ------
SECURITIES LENDING COLLATERAL -- (4.0%)
(S)@  DFA Short Term Investment Fund...............      35,348,377     408,980,718
                                                                    ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $10,105,337,436)...............................              $10,124,348,929
                                                                    ===============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          -----------------------------------------------
                                          Level 1     Level 2     Level 3      Total
                                          ------- --------------- ------- ---------------
Bonds
  Australia..............................   --    $   938,149,696   --    $   938,149,696
  Austria................................   --        215,014,210   --        215,014,210
  Canada.................................   --      1,022,881,763   --      1,022,881,763
  Denmark................................   --        154,348,256   --        154,348,256
  Finland................................   --        190,611,002   --        190,611,002
  France.................................   --        312,728,334   --        312,728,334
  Germany................................   --        339,177,306   --        339,177,306
  Japan..................................   --        393,872,810   --        393,872,810
  Netherlands............................   --        966,374,898   --        966,374,898
  Norway.................................   --        507,446,032   --        507,446,032
  Singapore..............................   --        264,677,689   --        264,677,689
  Supranational Organization Obligations.   --        798,154,022   --        798,154,022
  Sweden.................................   --        546,658,484   --        546,658,484
  United Kingdom.........................   --        278,906,635   --        278,906,635
  United States..........................   --      2,518,391,291   --      2,518,391,291
Agency Obligations.......................   --        267,975,783   --        267,975,783
Securities Lending Collateral............   --        408,980,718   --        408,980,718
Forward Currency Contracts**.............   --          8,224,998   --          8,224,998
                                            --    ---------------   --    ---------------
TOTAL....................................   --    $10,132,573,927   --    $10,132,573,927
                                            ==    ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
BONDS -- (97.9%)
AUSTRIA -- (3.6%)
Austria Government Bond
    3.400%, 11/22/22............................. EUR   6,545 $ 9,902,656
    1.750%, 10/20/23............................. EUR     600     808,152
    1.650%, 10/21/24............................. EUR   1,000   1,325,708
                                                              -----------
TOTAL AUSTRIA....................................              12,036,516
                                                              -----------

BELGIUM -- (3.7%)
Belgium Government Bond
    2.250%, 06/22/23............................. EUR   6,200   8,610,271
    5.500%, 03/28/28............................. EUR   2,200   4,068,678
                                                              -----------
TOTAL BELGIUM....................................              12,678,949
                                                              -----------

CANADA -- (9.3%)
Alberta, Province of Canada
    2.550%, 12/15/22............................. CAD   8,350   7,419,243
British Columbia, Province of Canada
    2.700%, 12/18/22............................. CAD   6,100   5,478,661
Canadian Government Bond
    1.500%, 06/01/23............................. CAD   2,000   1,711,530
Manitoba, Province of Canada
    2.550%, 06/02/23............................. CAD   4,250   3,723,054
Ontario, Province of Canada
    1.875%, 05/21/24............................. EUR   1,700   2,268,189
    6.500%, 03/08/29............................. CAD   9,000  10,917,865
                                                              -----------
TOTAL CANADA.....................................              31,518,542
                                                              -----------

DENMARK -- (3.8%)
Denmark Government Bond
    1.500%, 11/15/23............................. DKK  26,800   4,777,516
    7.000%, 11/10/24............................. DKK   5,900   1,584,293
    1.750%, 11/15/25............................. DKK  35,900   6,448,461
                                                              -----------
TOTAL DENMARK....................................              12,810,270
                                                              -----------

FINLAND -- (3.7%)
Finland Government Bond
    1.500%, 04/15/23............................. EUR   7,500   9,927,956
    2.750%, 07/04/28............................. EUR   1,900   2,784,722
                                                              -----------
TOTAL FINLAND....................................              12,712,678
                                                              -----------

FRANCE -- (19.7%)
Caisse d'Amortissement de la Dette Sociale
    2.500%, 10/25/22............................. EUR   1,400   1,973,792
    1.375%, 11/25/24............................. EUR   1,500   1,901,951
France Government Bond OAT
    1.750%, 05/25/23............................. EUR   9,000  12,059,580
    2.250%, 05/25/24............................. EUR   9,250  12,807,601
    6.000%, 10/25/25............................. EUR   3,850   7,150,388
    3.500%, 04/25/26............................. EUR  14,100  21,615,739

                                                        Face
                                                       Amount^    Value+
                                                       -------    ------
                                                        (000)
FRANCE -- (Continued)
Reseau Ferre de France
    5.500%, 12/01/21............................. GBP     3,000 $ 5,790,404
    3.125%, 10/25/28............................. EUR     1,000   1,460,770
Societe Nationale des Chemins de Fer Francais
    5.375%, 03/18/27............................. GBP     1,000   1,935,158
                                                                -----------
TOTAL FRANCE.....................................                66,695,383
                                                                -----------

GERMANY -- (0.9%)
Bundesrepublik Deutschland
    4.750%, 07/04/28............................. EUR       700   1,265,228
KFW
    5.550%, 06/07/21............................. GBP       900   1,751,259
                                                                -----------
TOTAL GERMANY....................................                 3,016,487
                                                                -----------

JAPAN -- (8.9%)
Japan Government Ten Year Bond
    1.400%, 03/20/20............................. JPY 1,678,000  15,941,710
    1.200%, 06/20/21............................. JPY 1,197,000  11,355,403
Japan Government Twenty Year Bond
    0.800%, 06/20/23............................. JPY   310,000   2,862,214
                                                                -----------
TOTAL JAPAN......................................                30,159,327
                                                                -----------

LUXEMBOURG -- (1.6%)
Grand Duchy of Luxembourg
    2.125%, 07/10/23............................. EUR     3,800   5,278,901
                                                                -----------

NETHERLANDS -- (9.4%)
Bank Nederlandse Gemeenten NV
    5.375%, 06/07/21............................. GBP       600   1,144,202
    2.250%, 08/30/22............................. EUR     2,300   3,195,136
    2.250%, 07/17/23............................. EUR     4,000   5,558,824
    1.125%, 09/04/24............................. EUR     1,500   1,883,526
Nederlandse Waterschapsbank NV
    3.000%, 11/16/23............................. EUR     4,700   6,903,382
Netherlands Government Bond
    2.250%, 07/15/22............................. EUR     6,420   8,996,571
    2.000%, 07/15/24............................. EUR     2,500   3,426,777
    5.500%, 01/15/28............................. EUR       300     567,592
                                                                -----------
TOTAL NETHERLANDS................................                31,676,010
                                                                -----------

NEW ZEALAND -- (3.2%)
New Zealand Government Bond
    3.000%, 04/15/20............................. NZD     9,100   6,792,402
    6.000%, 05/15/21............................. NZD     4,500   3,925,031
                                                                -----------
TOTAL NEW ZEALAND................................                10,717,433
                                                                -----------

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
NORWAY -- (1.0%)
Norway Government Bond
    3.750%, 05/25/21............................. NOK  20,400 $ 3,408,292
                                                              -----------

SINGAPORE -- (3.8%)
Singapore Government Bond
    3.250%, 09/01/20............................. SGD   3,100   2,617,583
    3.125%, 09/01/22............................. SGD   3,570   3,006,467
    2.750%, 07/01/23............................. SGD   8,600   7,010,523
    3.000%, 09/01/24............................. SGD     400     330,879
                                                              -----------
TOTAL SINGAPORE..................................              12,965,452
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (9.2%)
European Financial Stability Facility
    2.250%, 09/05/22............................. EUR   1,700   2,368,486
    1.750%, 06/27/24............................. EUR     700     936,355
European Investment Bank
    5.375%, 06/07/21............................. GBP     880   1,690,931
    2.250%, 10/14/22............................. EUR   2,500   3,498,657
    2.500%, 10/31/22............................. GBP   2,980   4,861,210
    2.750%, 09/15/25............................. EUR     500     731,040
    1.900%, 01/26/26............................. JPY 256,000   2,619,008
European Union
    3.000%, 09/04/26............................. EUR   6,925  10,326,411
    2.875%, 04/04/28............................. EUR   1,610   2,376,421
International Bank for Reconstruction &
 Development
    5.000%, 03/07/22............................. AUD   1,400   1,331,486
Nordic Investment Bank
    5.000%, 04/19/22............................. AUD     600     568,358
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              31,308,363
                                                              -----------

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)

SWEDEN -- (1.2%)
Sweden Government Bond
    1.500%, 11/13/23............................. SEK  30,000 $  4,214,199
                                                              ------------

UNITED KINGDOM -- (14.9%)
Network Rail Infrastructure Finance P.L.C.
    4.625%, 07/21/20............................. GBP     650    1,195,475
    4.750%, 01/22/24............................. GBP     200      383,358
United Kingdom Gilt
    1.750%, 09/07/22............................. GBP  12,270   19,254,210
    2.250%, 09/07/23............................. GBP   8,750   14,129,375
    2.750%, 09/07/24............................. GBP   2,300    3,841,274
    4.250%, 12/07/27............................. GBP   6,000   11,496,056
                                                              ------------
TOTAL UNITED KINGDOM.............................               50,299,748
                                                              ------------
TOTAL BONDS......................................              331,496,550
                                                              ------------

AGENCY OBLIGATIONS -- (2.1%)
Federal Home Loan Bank
    5.750%, 06/12/26.............................         100      126,402
Federal Home Loan Mortgage Corporation
    2.375%, 01/13/22.............................       4,700    4,731,612
Tennessee Valley Authority
    5.350%, 06/07/21............................. GBP     400      751,166
    6.750%, 11/01/25.............................       1,030    1,384,101
                                                              ------------
TOTAL AGENCY OBLIGATIONS.........................                6,993,281
                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $346,874,423)............................              $338,489,831
                                                              ============

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     -----------------------------------------
                                     Level 1   Level 2    Level 3    Total
                                     ------- ------------ ------- ------------
 Bonds
  Austria...........................   --    $ 12,036,516   --    $ 12,036,516
  Belgium...........................   --      12,678,949   --      12,678,949
  Canada............................   --      31,518,542   --      31,518,542
  Denmark...........................   --      12,810,270   --      12,810,270
  Finland...........................   --      12,712,678   --      12,712,678
  France............................   --      66,695,383   --      66,695,383
  Germany...........................   --       3,016,487   --       3,016,487
  Japan.............................   --      30,159,327   --      30,159,327
  Luxembourg........................   --       5,278,901   --       5,278,901
  Netherlands.......................   --      31,676,010   --      31,676,010
  New Zealand.......................   --      10,717,433   --      10,717,433
  Norway............................   --       3,408,292   --       3,408,292
  Singapore.........................   --      12,965,452   --      12,965,452
  Supranational Organization
    Obligations.....................   --      31,308,363   --      31,308,363
  Sweden............................   --       4,214,199   --       4,214,199
  United Kingdom....................   --      50,299,748   --      50,299,748
 Agency Obligations.................   --       6,993,281   --       6,993,281
 Forward Currency Contracts**.......   --      10,278,780   --      10,278,780
                                       --    ------------   --    ------------
 TOTAL..............................   --    $348,768,611   --    $348,768,611
                                       ==    ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                    Face
                                                   Amount     Value+
                                                   ------     ------
                                                   (000)
AGENCY OBLIGATIONS -- (54.9%)
Federal Farm Credit Bank
    5.625%, 08/18/17............................. $  4,000 $  4,526,124
    5.100%, 09/03/19.............................    9,000   10,387,836
    5.320%, 09/03/19.............................   21,300   24,533,787
    5.150%, 11/15/19.............................   11,200   12,965,982
    4.670%, 05/07/20.............................    5,600    6,413,361
    5.350%, 08/07/20.............................    6,700    7,969,724
    3.650%, 12/21/20.............................   44,000   47,866,236
    5.250%, 03/02/21.............................    6,100    7,188,820
    5.220%, 02/22/22.............................    5,000    6,022,080
    5.210%, 12/19/22.............................   21,200   25,746,192
    5.250%, 03/06/23.............................    6,000    7,364,232
    5.220%, 05/15/23.............................   48,100   57,998,066
Federal Home Loan Bank
    4.875%, 05/17/17.............................   87,500   96,413,800
    5.000%, 11/17/17.............................  117,600  131,120,119
    3.125%, 12/08/17.............................   30,000   31,801,380
    1.250%, 06/08/18.............................   17,200   17,125,713
    4.750%, 06/08/18.............................    5,835    6,513,739
    2.000%, 09/14/18.............................   41,800   42,709,234
    1.750%, 12/14/18.............................   45,000   45,261,000
    1.500%, 03/08/19.............................   36,000   35,811,360
    1.875%, 03/08/19.............................   53,000   53,435,236
    5.375%, 05/15/19.............................   49,575   57,434,670
    1.625%, 06/14/19.............................   53,830   53,561,227
    5.125%, 08/15/19.............................    5,295    6,101,577
    1.375%, 09/13/19.............................    5,000    4,902,870
    4.500%, 09/13/19.............................   36,970   41,605,114
    4.125%, 12/13/19.............................   26,000   28,821,754
    1.875%, 03/13/20.............................  103,000  102,492,107
    4.125%, 03/13/20.............................  123,880  137,214,072
    3.000%, 03/18/20.............................   18,080   19,138,240
    3.375%, 06/12/20.............................   28,500   30,506,628
    2.875%, 09/11/20.............................   14,700   15,341,273
    4.625%, 09/11/20.............................   25,650   29,288,581
    3.125%, 12/11/20.............................    6,000    6,338,862
    5.250%, 12/11/20.............................    7,550    8,881,729
    1.750%, 03/12/21.............................   40,440   39,340,962
    5.000%, 03/12/21.............................    5,200    6,054,105
    2.250%, 06/11/21.............................   70,000   69,695,360
    3.625%, 06/11/21.............................   10,035   10,916,655
    5.625%, 06/11/21.............................   36,980   44,602,059
    2.375%, 09/10/21.............................   30,000   30,125,070
    3.000%, 09/10/21.............................   31,230   32,576,731
    2.625%, 12/10/21.............................   37,345   38,115,763
    5.000%, 12/10/21.............................   45,500   53,206,107
    2.250%, 03/11/22.............................   10,000    9,933,470
    2.500%, 03/11/22.............................   11,000   11,062,425
    5.250%, 06/10/22.............................    8,250    9,876,314
    5.750%, 06/10/22.............................   19,500   23,861,195
    2.000%, 09/09/22.............................   16,225   15,664,832
    5.375%, 09/30/22.............................   63,380   74,766,090
    5.250%, 12/09/22.............................   15,000   17,920,845

                                                     Face
                                                    Amount       Value+
                                                    ------       ------
                                                    (000)
    4.750%, 03/10/23............................. $   49,200 $   57,088,433
    3.250%, 06/09/23.............................     35,000     36,696,520
    5.375%, 08/15/24.............................      9,000     10,932,327
    5.365%, 09/09/24.............................      2,000      2,425,098
    4.375%, 03/13/26.............................     20,100     22,755,029
    5.750%, 06/12/26.............................      6,000      7,584,150
Tennessee Valley Authority
    5.500%, 07/18/17.............................     13,500     15,083,658
    6.250%, 12/15/17.............................     46,000     53,137,084
    4.500%, 04/01/18.............................     44,700     49,396,808
    3.875%, 02/15/21.............................    105,982    116,273,170
    1.875%, 08/15/22.............................     60,010     57,343,096
    6.750%, 11/01/25.............................     32,200     43,269,941
                                                             --------------
TOTAL AGENCY OBLIGATIONS.........................             2,180,506,022
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (44.9%)
U.S. Treasury Bonds
    9.000%, 11/15/18.............................     86,500    112,666,250
    8.875%, 02/15/19.............................     16,000     20,978,752
    8.125%, 08/15/19.............................    165,500    215,744,807
    8.750%, 08/15/20.............................     85,200    117,882,209
    8.125%, 05/15/21.............................    116,100    160,444,743
    8.125%, 08/15/21.............................    119,500    166,618,491
    7.250%, 08/15/22.............................     65,000     89,248,055
    6.250%, 08/15/23.............................     54,000     71,474,076
    7.500%, 11/15/24.............................     73,300    107,464,690
    6.875%, 08/15/25.............................     15,000     21,418,365
    6.000%, 02/15/26.............................     37,000     49,967,353
    6.750%, 08/15/26.............................     47,500     68,292,365
    6.625%, 02/15/27.............................     29,000     41,615,000
    5.250%, 11/15/28.............................     32,000     41,872,512
    5.250%, 02/15/29.............................     17,000     22,272,652
U.S. Treasury Notes
    3.125%, 04/30/17.............................     20,000     21,175,000
    2.375%, 05/31/18.............................     25,800     26,838,037
    2.250%, 07/31/18.............................    128,800    133,348,186
    1.375%, 09/30/18.............................     84,600     84,712,349
    3.625%, 02/15/20.............................     45,000     49,401,540
    2.000%, 09/30/20.............................     57,000     57,409,716
    3.125%, 05/15/21.............................     96,000    102,742,464
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS..................             1,783,587,612
                                                             --------------
                                                    Shares
                                                    ------         -
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money
 Market Fund.....................................  9,501,331      9,501,331
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,872,570,457)..........................             $3,973,594,965
                                                             ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                    ------------------------------------------------
                                     Level 1      Level 2     Level 3     Total
                                    ---------- -------------- ------- --------------
Agency Obligations.................         -- $2,180,506,022   --    $2,180,506,022
U.S. Treasury Obligations..........         --  1,783,587,612   --     1,783,587,612
Temporary Cash Investments......... $9,501,331             --   --         9,501,331
                                    ---------- --------------   --    --------------
TOTAL.............................. $9,501,331 $3,964,093,634   --    $3,973,594,965
                                    ========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                     Face
                                                    Amount^    Value+
                                                    -------    ------
                                                     (000)
AGENCY OBLIGATIONS -- (2.8%)
Federal Farm Credit Bank
    4.875%, 12/16/15.............................     1,797 $  1,890,422
Federal Home Loan Bank
    4.875%, 05/17/17.............................    15,320   16,880,679
    1.875%, 03/08/19.............................     8,000    8,065,696
Federal Home Loan Mortgage Corporation
    5.000%, 04/18/17.............................    12,998   14,294,446
#   1.250%, 05/12/17.............................     4,642    4,686,911
#   1.000%, 07/28/17.............................     5,571    5,581,223
    1.000%, 09/29/17.............................       854      852,939
#   1.750%, 05/30/19.............................     5,000    5,005,930
Federal National Mortgage Association
#   4.875%, 12/15/16.............................    13,927   15,172,868
#   1.250%, 01/30/17.............................     4,642    4,696,748
    5.000%, 02/13/17.............................     4,642    5,088,463
    1.875%, 09/18/18.............................     9,285    9,441,805
#   1.875%, 02/19/19.............................    10,000   10,129,400
Tennessee Valley Authority
    1.750%, 10/15/18.............................     9,285    9,340,274
                                                            ------------
TOTAL AGENCY OBLIGATIONS.........................            111,127,804
                                                            ------------

BONDS -- (91.4%)
3M Co.
    1.375%, 09/29/16.............................     4,285    4,346,730
#   1.000%, 06/26/17.............................     6,499    6,488,270
ABB Finance USA, Inc.
#   1.625%, 05/08/17.............................     2,453    2,474,223
AbbVie, Inc.
#   1.200%, 11/06/15.............................     4,642    4,668,134
ACE INA Holdings, Inc.
    5.600%, 05/15/15.............................     3,312    3,399,596
    2.600%, 11/23/15.............................    15,784   16,107,020
Actavis, Inc.
    1.875%, 10/01/17.............................    16,563   16,417,494
Aetna, Inc.
    2.200%, 03/15/19.............................     5,979    5,969,392
Aflac, Inc.
#   3.450%, 08/15/15.............................     1,741    1,780,381
#   2.650%, 02/15/17.............................    19,654   20,286,230
African Development Bank
    1.125%, 03/15/17.............................     6,499    6,543,408
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................     1,962    2,261,798
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................    11,931   12,181,825
Allergan, Inc.
#   5.750%, 04/01/16.............................       516      549,285
Altria Group, Inc.
    4.125%, 09/11/15.............................     7,910    8,144,547

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
Amazon.com, Inc.
#   0.650%, 11/27/15.............................     4,957 $ 4,962,175
American Express Credit Corp.
#   2.800%, 09/19/16.............................    19,219  19,873,061
American Honda Finance Corp.
    2.125%, 10/10/18.............................    28,504  28,747,139
American International Group, Inc.
    5.600%, 10/18/16.............................    12,558  13,636,230
    5.850%, 01/16/18.............................     7,209   8,124,283
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................       928     974,455
Amgen, Inc.
    4.850%, 11/18/14.............................     5,171   5,179,289
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................    17,584  19,109,183
Anheuser-Busch Cos., LLC
    5.000%, 01/15/15.............................     1,857   1,873,932
    5.050%, 10/15/16.............................     4,924   5,305,935
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................    22,283  22,313,193
Aon Corp.
    3.500%, 09/30/15.............................     3,785   3,882,233
Apache Corp.
    5.625%, 01/15/17.............................     6,834   7,480,093
    1.750%, 04/15/17.............................     4,642   4,683,866
Apple, Inc.
#   1.000%, 05/03/18.............................     7,428   7,287,418
#   2.100%, 05/06/19.............................    45,000  45,253,620
Applied Materials, Inc.
    2.650%, 06/15/16.............................     3,850   3,959,941
Asian Development Bank
    1.125%, 03/15/17.............................     4,642   4,675,812
    1.750%, 09/11/18.............................     8,286   8,388,722
    1.875%, 04/12/19.............................    20,000  20,214,200
Assurant, Inc.
    2.500%, 03/15/18.............................     9,285   9,357,024
AT&T, Inc.
    2.500%, 08/15/15.............................    10,522  10,682,545
    2.400%, 08/15/16.............................     6,035   6,183,340
    1.600%, 02/15/17.............................     4,642   4,681,118
Australia & New Zealand Banking Group, Ltd.
    1.875%, 10/06/17.............................     4,642   4,708,385
    1.450%, 05/15/18.............................     4,642   4,584,987
    2.250%, 06/13/19.............................    44,905  44,975,770
Austria Government International Bond
    1.750%, 06/17/16.............................     2,785   2,841,396
Autodesk, Inc.
    1.950%, 12/15/17.............................       975     980,181

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
AutoZone, Inc.
    6.950%, 06/15/16.............................       697 $   760,675
Avnet, Inc.
    6.000%, 09/01/15.............................     1,857   1,932,173
Baker Hughes, Inc.
    7.500%, 11/15/18.............................       859   1,038,592
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................    12,998  13,082,357
    1.375%, 03/19/18.............................    23,210  23,228,104
Bank of America Corp.
    4.500%, 04/01/15.............................     9,285   9,435,194
#   3.750%, 07/12/16.............................     9,285   9,693,048
#   2.000%, 01/11/18.............................     5,385   5,396,755
#   2.650%, 04/01/19.............................     2,000   2,018,154
Bank of Montreal
#   2.375%, 01/25/19.............................       305     308,261
Bank of New York Mellon Corp. (The)
#   2.950%, 06/18/15.............................     5,862   5,957,275
Bank of Nova Scotia (The)
    3.400%, 01/22/15.............................     1,857   1,869,301
    2.900%, 03/29/16.............................     9,285   9,564,943
Barclays Bank P.L.C.
    3.900%, 04/07/15.............................       350     355,056
    5.000%, 09/22/16.............................       300     322,057
Baxter International, Inc.
    1.850%, 06/15/18.............................    18,170  18,164,440
BB&T Corp.
    2.150%, 03/22/17.............................     5,339   5,448,273
    1.450%, 01/12/18.............................     1,834   1,817,087
Beam Suntory, Inc.
    1.750%, 06/15/18.............................    18,569  18,412,018
Becton Dickinson and Co.
    1.750%, 11/08/16.............................     2,359   2,383,675
Belgium Government International Bond
    2.750%, 03/05/15.............................     1,857   1,872,647
Berkshire Hathaway Finance Corp.
#   0.950%, 08/15/16.............................     9,285   9,337,237
    1.600%, 05/15/17.............................       928     939,339
#   1.300%, 05/15/18.............................     1,486   1,471,342
Berkshire Hathaway, Inc.
    2.200%, 08/15/16.............................     4,642   4,765,524
    1.900%, 01/31/17.............................     4,642   4,736,363
#   2.100%, 08/14/19.............................    27,500  27,651,057
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................    10,698  10,831,800
BNP Paribas SA
    3.250%, 03/11/15.............................     3,714   3,750,876
    1.250%, 12/12/16.............................    18,569  18,603,130
    2.375%, 09/14/17.............................     3,273   3,335,874
Boeing Capital Corp.
    2.900%, 08/15/18.............................     7,091   7,384,404
Boston Scientific Corp.
    6.400%, 06/15/16.............................       928   1,005,050

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
BP Capital Markets P.L.C.
    3.125%, 10/01/15.............................     5,292 $ 5,420,691
#   2.248%, 11/01/16.............................     8,450   8,649,378
    1.846%, 05/05/17.............................     3,241   3,286,520
    4.750%, 03/10/19.............................     1,000   1,102,581
Branch Banking & Trust Co.
#   2.300%, 10/15/18.............................    13,927  14,155,041
Bristol-Myers Squibb Co.
#   1.750%, 03/01/19.............................     8,000   7,932,728
British Columbia, Province of Canada
    2.850%, 06/15/15.............................     3,714   3,774,353
    2.100%, 05/18/16.............................     4,642   4,757,298
    1.200%, 04/25/17.............................     9,285   9,356,847
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................    11,341  11,443,545
    1.250%, 02/14/17.............................     3,528   3,518,933
Brown-Forman Corp.
    1.000%, 01/15/18.............................     6,425   6,319,482
Buckeye Partners L.P.
    2.650%, 11/15/18.............................     3,389   3,385,309
Caisse d'Amortissement de la Dette Sociale
#   2.375%, 03/31/16.............................     4,642   4,766,378
    2.125%, 04/12/17.............................    13,741  14,135,559
Canada Government International Bond
    0.875%, 02/14/17.............................     9,285   9,311,379
Canadian Imperial Bank of Commerce
    0.900%, 10/01/15.............................    10,544  10,591,691
Canadian National Railway Co.
    1.450%, 12/15/16.............................       464     469,605
Canadian Natural Resources, Ltd.
    5.700%, 05/15/17.............................     7,627   8,417,935
Capital One Bank USA NA
    2.300%, 06/05/19.............................     5,000   4,971,150
Capital One Financial Corp.
#   2.450%, 04/24/19.............................     8,100   8,123,992
Cardinal Health, Inc.
#   1.700%, 03/15/18.............................     8,031   7,996,692
Caterpillar Financial Services Corp.
    2.650%, 04/01/16.............................     7,428   7,632,203
    1.000%, 11/25/16.............................     9,285   9,320,664
    2.450%, 09/06/18.............................     7,079   7,235,878
CBS Corp.
    1.950%, 07/01/17.............................     8,064   8,174,211
    2.300%, 08/15/19.............................     4,637   4,576,116
Celgene Corp.
    2.450%, 10/15/15.............................     3,858   3,922,128
Cenovus Energy, Inc.
    5.700%, 10/15/19.............................     5,000   5,705,120

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.............................       511 $   580,485
CF Industries, Inc.
    6.875%, 05/01/18.............................    11,847  13,689,173
Charles Schwab Corp. (The)
#   2.200%, 07/25/18.............................     4,828   4,881,456
Chevron Corp.
    1.104%, 12/05/17.............................     4,967   4,933,418
#   1.718%, 06/24/18.............................    24,743  24,972,986
Cigna Corp.
#   2.750%, 11/15/16.............................     9,586   9,896,213
Cisco Systems, Inc.
#   2.125%, 03/01/19.............................    27,000  27,118,017
Citigroup, Inc.
    4.450%, 01/10/17.............................     6,499   6,918,283
    6.000%, 08/15/17.............................     6,499   7,251,370
    2.500%, 09/26/18.............................     6,499   6,578,249
#   2.550%, 04/08/19.............................    10,000  10,105,110
Coca-Cola Co. (The)
    1.500%, 11/15/15.............................     4,944   4,998,117
    1.650%, 11/01/18.............................    19,307  19,322,890
Colgate-Palmolive Co.
    1.500%, 11/01/18.............................     5,107   5,071,951
    1.750%, 03/15/19.............................     1,750   1,743,882
Comcast Corp.
    6.500%, 01/15/17.............................    14,559  16,257,497
#   6.300%, 11/15/17.............................     3,714   4,241,715
    5.700%, 05/15/18.............................     6,499   7,378,594
Comerica, Inc.
    3.000%, 09/16/15.............................     1,857   1,894,853
    2.125%, 05/23/19.............................     2,300   2,290,308
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................    10,213  10,355,073
    2.500%, 09/20/18.............................    11,884  12,131,770
#   2.250%, 03/13/19.............................     5,000   5,023,475
#   2.300%, 09/06/19.............................    43,083  43,124,446
Computer Sciences Corp.
    6.500%, 03/15/18.............................     8,683   9,635,351
ConAgra Foods, Inc.
#   1.900%, 01/25/18.............................    19,083  18,988,883
ConocoPhillips Co.
#   1.050%, 12/15/17.............................    17,314  17,130,904
Constellation Energy Group, Inc.
    4.550%, 06/15/15.............................     9,020   9,223,374
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    2.125%, 10/13/15.............................    15,287  15,532,846
    2.250%, 01/14/19.............................    43,557  44,082,428
Costco Wholesale Corp.
    1.125%, 12/15/17.............................    15,784  15,679,242
Council Of Europe Development Bank
#   1.500%, 06/19/17.............................    12,070  12,240,670

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
CR Bard, Inc.
    1.375%, 01/15/18.............................     3,598 $ 3,577,470
Crane Co.
    2.750%, 12/15/18.............................     7,897   8,032,860
Credit Suisse New York
    3.500%, 03/23/15.............................     1,853   1,874,823
#   2.300%, 05/28/19.............................     5,000   4,989,505
Credit Suisse USA, Inc.
    4.875%, 01/15/15.............................     3,714   3,746,018
CVS Health Corp.
    5.750%, 06/01/17.............................       280     310,788
Deutsche Bank AG
#   6.000%, 09/01/17.............................    11,188  12,539,678
Development Bank of Japan, Inc.
    2.875%, 04/20/15.............................     1,900   1,922,933
    1.875%, 10/03/18.............................     7,706   7,787,298
Devon Energy Corp.
#   1.200%, 12/15/16.............................       956     966,983
Dexia Credit Local SA
    2.250%, 01/30/19.............................    15,000  15,235,440
Diageo Capital P.L.C.
#   1.500%, 05/11/17.............................    11,545  11,610,922
Diamond Offshore Drilling, Inc.
    4.875%, 07/01/15.............................     1,434   1,475,121
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    3.550%, 03/15/15.............................     8,356   8,441,031
Dollar General Corp.
    1.875%, 04/15/18.............................    11,957  11,450,274
Dominion Resources, Inc.
    1.950%, 08/15/16.............................    13,927  14,143,119
    6.000%, 11/30/17.............................     1,823   2,055,079
Dover Corp.
    4.875%, 10/15/15.............................     5,571   5,804,074
Dow Chemical Co. (The)
#   2.500%, 02/15/16.............................     7,103   7,251,481
Dr. Pepper Snapple Group, Inc.
#   2.900%, 01/15/16.............................    11,168  11,454,113
Duke Energy Corp.
    3.350%, 04/01/15.............................     2,066   2,090,267
    1.625%, 08/15/17.............................    10,306  10,367,918
Eastman Chemical Co.
    3.000%, 12/15/15.............................     4,113   4,208,664
    2.400%, 06/01/17.............................     7,892   8,035,729
eBay, Inc.
    1.625%, 10/15/15.............................     2,135   2,153,935
    1.350%, 07/15/17.............................     1,592   1,580,975
Ecolab, Inc.
    1.000%, 08/09/15.............................     9,285   9,315,186
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................     9,187  10,528,467
EMC Corp.
    1.875%, 06/01/18.............................    22,925  22,788,459

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.............................       928 $ 1,013,644
Encana Corp.
    5.900%, 12/01/17.............................     5,975   6,705,157
Enterprise Products Operating LLC
    5.000%, 03/01/15.............................       928     941,273
    1.250%, 08/13/15.............................     2,785   2,795,240
    3.200%, 02/01/16.............................     4,642   4,777,797
EOG Resources, Inc.
    2.950%, 06/01/15.............................     4,642   4,708,534
#   2.500%, 02/01/16.............................     2,367   2,417,050
#   5.875%, 09/15/17.............................     9,145  10,263,004
EUROFIMA
    5.250%, 04/07/16.............................     4,642   4,955,149
European Bank for Reconstruction & Development
    2.750%, 04/20/15.............................     1,857   1,879,455
European Investment Bank
    4.875%, 01/17/17.............................     4,642   5,057,626
#   1.625%, 06/15/17.............................     3,714   3,782,078
    1.125%, 09/15/17.............................     2,785   2,795,355
    1.875%, 03/15/19.............................     5,000   5,057,250
Exelon Corp.
    4.900%, 06/15/15.............................    12,534  12,853,391
Export Development Canada
    2.250%, 05/28/15.............................       930     940,909
    1.250%, 10/26/16.............................    10,215  10,332,023
Express Scripts Holding Co.
    3.125%, 05/15/16.............................    12,070  12,496,928
Exxon Mobil Corp.
    1.819%, 03/15/19.............................    26,614  26,712,738
Fifth Third Bancorp
    3.625%, 01/25/16.............................    13,634  14,092,730
#   2.300%, 03/01/19.............................    10,000  10,024,640
Fifth Third Bank
    1.450%, 02/28/18.............................     3,000   2,974,761
Finland Government International Bond
    2.250%, 03/17/16.............................     6,499   6,662,086
FMS Wertmanagement AoeR
    1.000%, 11/21/17.............................    23,211  23,119,084
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................    19,777  21,612,424
Freeport-McMoRan, Inc.
    2.150%, 03/01/17.............................     3,881   3,946,733
General Dynamics Corp.
#   1.000%, 11/15/17.............................     7,149   7,086,904
General Electric Capital Corp.
    3.750%, 11/14/14.............................     2,785   2,787,376

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
    2.250%, 11/09/15.............................     1,857 $ 1,891,420
    2.950%, 05/09/16.............................     3,714   3,840,179
Genworth Holdings, Inc.
#   6.515%, 05/22/18.............................       446     502,237
Georgia Power Co.
    0.750%, 08/10/15.............................    13,347  13,355,329
    5.250%, 12/15/15.............................     2,823   2,976,803
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................    19,442  19,610,523
Goldman Sachs Group, Inc. (The)
#   3.625%, 02/07/16.............................    13,927  14,373,709
#   6.250%, 09/01/17.............................       925   1,036,835
Google, Inc.
#   2.125%, 05/19/16.............................    13,648  13,976,698
Halliburton Co.
    1.000%, 08/01/16.............................     8,444   8,483,138
Hartford Financial Services Group, Inc. (The)
    4.000%, 03/30/15.............................     1,857   1,882,279
Hershey Co. (The)
    4.850%, 08/15/15.............................       464     480,391
#   1.500%, 11/01/16.............................     4,642   4,712,345
Hess Corp.
    8.125%, 02/15/19.............................     5,000   6,129,770
Hewlett-Packard Co.
    2.200%, 12/01/15.............................     4,924   4,996,053
    2.600%, 09/15/17.............................       928     950,997
#   5.500%, 03/01/18.............................     4,642   5,176,062
    2.750%, 01/14/19.............................     4,410   4,435,388
Hillshire Brands Co. (The)
    2.750%, 09/15/15.............................       928     942,128
Home Depot, Inc. (The)
    5.400%, 03/01/16.............................       836     889,094
HSBC Finance Corp.
    5.500%, 01/19/16.............................     1,857   1,960,414
HSBC USA, Inc.
#   1.625%, 01/16/18.............................    14,670  14,661,418
Huntington Bancshares, Inc.
#   2.600%, 08/02/18.............................    13,542  13,746,295
Intel Corp.
    1.950%, 10/01/16.............................     6,141   6,274,137
Inter-American Development Bank
    1.125%, 03/15/17.............................       761     769,709
    0.875%, 03/15/18.............................     9,285   9,177,062
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.............................    12,472  12,669,981
International Bank for Reconstruction &
 Development
    2.375%, 05/26/15.............................     1,857   1,879,927
    1.000%, 09/15/16.............................     1,857   1,871,026
    0.875%, 04/17/17.............................    11,141  11,183,158

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
International Business Machines Corp.
    1.250%, 02/08/18.............................     1,200 $ 1,190,920
#   1.950%, 02/12/19.............................    11,963  11,958,669
#   1.875%, 05/15/19.............................     5,045   5,020,290
International Finance Corp.
    0.875%, 06/15/18.............................     2,785   2,736,538
Intesa Sanpaolo SpA
#   3.875%, 01/16/18.............................     2,010   2,099,491
Japan Bank for International Cooperation
    2.250%, 07/13/16.............................     4,642   4,773,735
    1.750%, 07/31/18.............................     4,642   4,684,015
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.............................     7,700   7,955,147
    2.125%, 03/06/19.............................     5,000   5,057,850
Jefferies Group LLC
#   5.125%, 04/13/18.............................     1,741   1,886,906
John Deere Capital Corp.
#   2.000%, 01/13/17.............................     6,128   6,257,172
Johnson & Johnson
#   2.150%, 05/15/16.............................     1,857   1,902,108
Johnson Controls, Inc.
    5.500%, 01/15/16.............................     5,841   6,170,146
    2.600%, 12/01/16.............................     5,199   5,366,865
JPMorgan Chase & Co.
#   3.400%, 06/24/15.............................     2,321   2,362,920
    3.150%, 07/05/16.............................    11,141  11,524,351
    2.000%, 08/15/17.............................     1,625   1,644,195
Kellogg Co.
#   1.875%, 11/17/16.............................     4,814   4,895,039
    1.750%, 05/17/17.............................     4,076   4,111,539
KeyBank NA
    1.100%, 11/25/16.............................    11,141  11,151,606
    1.650%, 02/01/18.............................     2,000   1,995,052
KeyCorp
    3.750%, 08/13/15.............................     6,550   6,705,274
KFW
    2.000%, 06/01/16.............................       928     950,244
    4.875%, 01/17/17.............................     4,642   5,057,626
    1.250%, 02/15/17.............................    12,998  13,140,692
    0.875%, 09/05/17.............................     4,642   4,628,863
    1.875%, 04/01/19.............................     7,000   7,079,240
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................     4,700   4,694,158
Kinder Morgan Energy Partners L.P.
    3.500%, 03/01/16.............................    10,213  10,522,679
Kohl's Corp.
#   6.250%, 12/15/17.............................     4,642   5,237,313
Kommunalbanken A.S.
    2.375%, 01/19/16.............................     1,392   1,424,915
    1.000%, 09/26/17.............................     3,714   3,702,019
    1.000%, 03/15/18.............................    27,854  27,548,497
    1.750%, 05/28/19.............................    20,000  20,008,480

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
Kommunekredit
    1.125%, 03/15/18.............................     9,285 $ 9,229,643
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................    23,044  22,953,437
Kraft Foods Group, Inc.
    1.625%, 06/04/15.............................    10,874  10,940,940
Laboratory Corp. of America Holdings
#   2.200%, 08/23/17.............................    21,191  21,504,839
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................     7,242   7,448,629
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17.............................    11,699  11,650,437
Lloyds Bank P.L.C.
    4.200%, 03/28/17.............................    10,120  10,792,170
Lockheed Martin Corp.
#   2.125%, 09/15/16.............................     1,230   1,258,634
Loews Corp.
    5.250%, 03/15/16.............................     1,857   1,971,116
Lorillard Tobacco Co.
    2.300%, 08/21/17.............................    12,353  12,482,175
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................     9,285   9,676,261
Manitoba, Province of Canada
#   2.625%, 07/15/15.............................     7,428   7,550,488
Marathon Oil Corp.
#   0.900%, 11/01/15.............................    16,535  16,551,072
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     8,430   8,588,492
MasterCard, Inc.
    2.000%, 04/01/19.............................    14,850  14,825,854
Mattel, Inc.
    2.350%, 05/06/19.............................    10,000   9,937,090
McDonald's Corp.
    5.350%, 03/01/18.............................     3,706   4,151,439
McKesson Corp.
#   1.400%, 03/15/18.............................     9,599   9,438,687
Medtronic, Inc.
    3.000%, 03/15/15.............................     1,035   1,044,731
Merck Sharp & Dohme Corp.
    4.750%, 03/01/15.............................     2,785   2,825,182
MetLife, Inc.
    5.000%, 06/15/15.............................     4,642   4,769,534
Microsoft Corp.
    2.500%, 02/08/16.............................    10,213  10,470,020
#   1.625%, 12/06/18.............................     9,200   9,205,906
Molson Coors Brewing Co.
#   2.000%, 05/01/17.............................       915     928,980
Mondelez International, Inc.
    6.500%, 08/11/17.............................     1,000   1,128,186

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
Monsanto Co.
    1.850%, 11/15/18.............................    27,970 $27,874,371
Morgan Stanley
    3.800%, 04/29/16.............................       650     675,641
#   4.750%, 03/22/17.............................    23,738  25,507,146
MUFG Union Bank NA
    3.000%, 06/06/16.............................    25,909  26,701,038
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................    18,568  19,095,034
    1.125%, 04/17/18.............................    23,211  23,039,703
Mylan, Inc.
    2.550%, 03/28/19.............................     2,714   2,701,809
National Australia Bank, Ltd.
    1.300%, 07/25/16.............................     1,750   1,765,799
    2.250%, 07/01/19.............................    17,475  17,477,674
National City Corp.
    4.900%, 01/15/15.............................    10,466  10,554,030
Nederlandse Waterschapsbank NV
    3.000%, 03/17/15.............................     2,785   2,813,479
    2.125%, 06/16/16.............................     5,571   5,710,515
    1.875%, 03/13/19.............................    40,000  40,287,200
NetApp, Inc.
#   2.000%, 12/15/17.............................     9,285   9,365,213
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16.............................     4,271   4,320,680
Newell Rubbermaid, Inc.
    6.250%, 04/15/18.............................    12,070  13,712,039
NextEra Energy Capital Holdings, Inc.
    2.600%, 09/01/15.............................    13,927  14,144,526
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17.............................     1,323   1,324,622
Nisource Finance Corp.
    6.400%, 03/15/18.............................     2,785   3,183,422
Noble Holding International, Ltd.
    2.500%, 03/15/17.............................    10,097  10,230,634
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................     2,785   2,821,492
#   2.000%, 09/13/16.............................     6,852   6,938,205
Nordea Bank AB
#   2.375%, 04/04/19.............................    16,780  16,967,315
Nordic Investment Bank
    0.750%, 01/17/18.............................    10,213  10,068,343
    1.875%, 06/14/19.............................     5,000   5,050,975
Novartis Capital Corp.
    2.900%, 04/24/15.............................     2,043   2,067,733
NRW Bank
    1.875%, 07/01/19.............................    20,000  19,994,800
Nucor Corp.
    5.750%, 12/01/17.............................     2,228   2,484,652
Occidental Petroleum Corp.
    2.500%, 02/01/16.............................     4,977   5,087,216

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
Oesterreichische Kontrollbank AG
    1.750%, 10/05/15.............................     1,764 $ 1,788,064
    2.000%, 06/03/16.............................     3,528   3,611,000
    1.125%, 05/29/18.............................    18,569  18,440,317
Ohio Power Co.
    6.000%, 06/01/16.............................     1,857   2,004,479
Omnicom Group, Inc.
    5.900%, 04/15/16.............................     9,168   9,798,052
ONEOK Partners L.P.
    6.150%, 10/01/16.............................    10,846  11,821,728
Ontario, Province of Canada
#   4.950%, 11/28/16.............................     9,285  10,075,098
    1.200%, 02/14/18.............................    28,569  28,375,359
    1.650%, 09/27/19.............................     5,000   4,927,785
Oracle Corp.
    5.250%, 01/15/16.............................     3,714   3,921,910
#   1.200%, 10/15/17.............................     4,735   4,719,526
Orange SA
    2.125%, 09/16/15.............................     6,040   6,106,041
PACCAR Financial Corp.
    1.600%, 03/15/17.............................       422     426,770
PepsiCo, Inc.
    5.000%, 06/01/18.............................     8,697   9,675,186
Petro-Canada
    6.050%, 05/15/18.............................     5,571   6,362,667
Pfizer, Inc.
#   1.500%, 06/15/18.............................    16,248  16,203,269
#   2.100%, 05/15/19.............................    10,000  10,050,140
Philip Morris International, Inc.
#   1.625%, 03/20/17.............................     4,642   4,696,395
Pioneer Natural Resources Co.
    6.875%, 05/01/18.............................     7,000   8,025,024
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    6.500%, 05/01/18.............................     2,917   3,354,182
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................     2,785   2,863,286
#   3.250%, 12/01/17.............................     1,602   1,682,233
PPG Industries, Inc.
    1.900%, 01/15/16.............................     3,570   3,618,648
Praxair, Inc.
    1.250%, 11/07/18.............................    11,527  11,301,209
Procter & Gamble Co. (The)
    1.800%, 11/15/15.............................     1,642   1,666,385
Progress Energy, Inc.
    5.625%, 01/15/16.............................     1,857   1,961,185
Prudential Financial, Inc.
#   3.000%, 05/12/16.............................     8,356   8,618,779
Quest Diagnostics, Inc.
    5.450%, 11/01/15.............................       928     968,335
    3.200%, 04/01/16.............................     1,857   1,911,991
Questar Corp.
    2.750%, 02/01/16.............................     8,718   8,921,522

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
Qwest Corp.
    6.500%, 06/01/17.............................         928 $ 1,029,127
Raytheon Co.
    6.750%, 03/15/18.............................       3,804   4,419,594
Republic Services, Inc.
    3.800%, 05/15/18.............................       5,040   5,358,382
Rio Tinto Finance USA, Ltd.
    2.500%, 05/20/16.............................       7,750   7,944,083
    2.250%, 09/20/16.............................       7,428   7,594,261
Roper Industries, Inc.
    2.050%, 10/01/18.............................       1,750   1,740,954
Royal Bank of Canada
#   2.300%, 07/20/16.............................       5,107   5,242,749
#   1.450%, 09/09/16.............................      11,299  11,410,069
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................      16,712  16,950,480
Ryder System, Inc.
#   2.500%, 03/01/18.............................       3,245   3,313,145
Sanofi
    1.250%, 04/10/18.............................       9,661   9,586,369
Sempra Energy
    6.500%, 06/01/16.............................      11,946  12,989,686
Shell International Finance BV
#   1.125%, 08/21/17.............................       4,642   4,640,909
#   1.900%, 08/10/18.............................       5,000   5,051,210
#   2.000%, 11/15/18.............................      20,426  20,593,044
    2.000%, 11/15/18.............................       2,700   2,722,081
Singapore Government Bond
    2.500%, 06/01/19............................. SGD  17,500  14,345,055
Societe Generale SA
    2.750%, 10/12/17.............................       7,428   7,645,024
Southern Power Co.
    4.875%, 07/15/15.............................       1,857   1,909,581
Starbucks Corp.
#   0.875%, 12/05/16.............................       1,578   1,579,750
    2.000%, 12/05/18.............................      15,350  15,415,575
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................       4,768   5,502,472
State Street Corp.
    2.875%, 03/07/16.............................       5,571   5,738,130
Statoil ASA
    1.200%, 01/17/18.............................       2,186   2,174,668
    1.150%, 05/15/18.............................       3,064   3,024,275
    1.950%, 11/08/18.............................       9,285   9,335,538
Sumitomo Mitsui Banking Corp.
#   2.450%, 01/10/19.............................      15,227  15,348,481
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................       9,285   9,650,606
Svensk Exportkredit AB
    2.125%, 07/13/16.............................       9,285   9,525,482
    1.750%, 05/30/17.............................       4,642   4,728,898
    1.875%, 06/17/19.............................      11,000  11,064,240

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................      30,942 $31,660,442
#   2.250%, 06/17/19.............................      10,000  10,061,440
Symantec Corp.
#   2.750%, 06/15/17.............................       4,642   4,717,795
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................       7,956   7,977,728
Tech Data Corp.
    3.750%, 09/21/17.............................       4,642   4,819,705
Texas Instruments, Inc.
    2.375%, 05/16/16.............................       8,585   8,825,972
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................       1,207   1,221,278
#   1.850%, 01/15/18.............................       8,649   8,654,821
Thomson Reuters Corp.
    1.300%, 02/23/17.............................       7,520   7,517,676
Time Warner, Inc.
#   5.875%, 11/15/16.............................      11,591  12,685,283
Toronto-Dominion Bank (The)
#   2.375%, 10/19/16.............................       2,785   2,872,235
#   2.625%, 09/10/18.............................       9,285   9,513,105
    2.125%, 07/02/19.............................      35,000  34,870,710
Total Capital International SA
#   2.125%, 01/10/19.............................      10,139  10,197,553
    2.100%, 06/19/19.............................      25,735  25,719,559
Total Capital SA
    3.125%, 10/02/15.............................       4,642   4,755,622
Toyota Motor Credit Corp.
    2.800%, 01/11/16.............................       9,749  10,008,362
    2.000%, 09/15/16.............................       4,642   4,743,716
#   2.100%, 01/17/19.............................      27,428  27,605,404
    2.125%, 07/18/19.............................      12,500  12,514,538
Transatlantic Holdings, Inc.
    5.750%, 12/14/15.............................         500     526,441
TransCanada PipeLines, Ltd.
    0.875%, 03/02/15.............................       3,621   3,626,211
    3.400%, 06/01/15.............................       5,571   5,661,117
Travelers Cos., Inc. (The)
    5.500%, 12/01/15.............................       7,892   8,305,422
Tyson Foods, Inc.
    2.650%, 08/15/19.............................      11,500  11,609,618
UBS AG
#   5.875%, 12/20/17.............................       4,828   5,438,288
Unilever Capital Corp.
    2.750%, 02/10/16.............................       8,430   8,650,141
United Kingdom Gilt
    1.250%, 07/22/18............................. GBP  17,641  28,179,680
    4.500%, 03/07/19............................. GBP  25,000  45,203,538
United Technologies Corp.
#   1.800%, 06/01/17.............................      13,054  13,283,933
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................       2,600   2,911,009
#   1.400%, 10/15/17.............................       5,756   5,786,956

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
US Bancorp
    2.200%, 04/25/19.............................    15,000 $15,072,945
Valero Energy Corp.
    6.125%, 06/15/17.............................     3,253   3,616,975
Verizon Communications, Inc.
#   2.000%, 11/01/16.............................    16,160  16,446,581
Viacom, Inc.
    6.250%, 04/30/16.............................     4,642   5,007,706
#   2.500%, 12/15/16.............................     7,428   7,617,496
Vodafone Group P.L.C.
    5.625%, 02/27/17.............................     4,642   5,078,199
Wal-Mart Stores, Inc.
    0.600%, 04/11/16.............................     2,785   2,786,938
    2.800%, 04/15/16.............................     7,428   7,671,260
    5.375%, 04/05/17.............................     5,811   6,413,031
    1.950%, 12/15/18.............................     6,364   6,401,974
Walgreen Co.
    1.000%, 03/13/15.............................    12,848  12,868,428
    1.800%, 09/15/17.............................     8,356   8,386,524
    5.250%, 01/15/19.............................       446     498,333
Walt Disney Co. (The)
#   1.125%, 02/15/17.............................    10,761  10,800,041
Waste Management, Inc.
    2.600%, 09/01/16.............................     6,029   6,209,786
WellPoint, Inc.
    5.875%, 06/15/17.............................     1,519   1,689,412
Wells Fargo & Co.
    2.625%, 12/15/16.............................     9,883  10,229,992
#   2.100%, 05/08/17.............................     7,165   7,319,678
#   2.125%, 04/22/19.............................     6,000   6,000,336

                                                          Face
                                                         Amount^       Value+
                                                         -------       ------
                                                          (000)
Western Union Co. (The)
      5.930%, 10/01/16.............................          7,347 $    7,986,380
Westpac Banking Corp.
      3.000%, 12/09/15.............................          6,035      6,193,340
#     1.200%, 05/19/17.............................         10,000      9,994,150
      2.000%, 08/14/17.............................          6,499      6,620,148
#     2.250%, 01/17/19.............................          7,000      7,087,430
Whirlpool Corp.
      7.750%, 07/15/16.............................          4,642      5,150,267
Williams Partners L.P.
      3.800%, 02/15/15.............................          3,069      3,094,307
Wyndham Worldwide Corp.
      2.500%, 03/01/18.............................          9,647      9,703,377
Xerox Corp.
      2.750%, 03/15/19.............................          8,529      8,611,646
Xilinx, Inc.
      2.125%, 03/15/19.............................          1,675      1,674,456
Yum! Brands, Inc.
      6.250%, 04/15/16.............................          8,393      9,003,700
      6.250%, 03/15/18.............................            754        850,335
                                                                   --------------
TOTAL BONDS........................................                 3,668,915,584
                                                                   --------------
                                                         Shares
                                                    -    ------          -
SECURITIES LENDING COLLATERAL -- (5.8%)
(S)@  DFA Short Term Investment Fund...............     20,129,460    232,897,853
                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,997,983,623)............................                 $4,012,941,241
                                                                   ==============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $  111,127,804   --    $  111,127,804
  Bonds.........................   --     3,668,915,584   --     3,668,915,584
  Securities Lending Collateral.   --       232,897,853   --       232,897,853
  Forward Currency Contracts**..   --           934,821   --           934,821
                                   --    --------------   --    --------------
  TOTAL.........................   --    $4,013,876,062   --    $4,013,876,062
                                   ==    ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                       Face
                                                      Amount    Value+
                                                  -   ------    ------
                                                      (000)
AGENCY OBLIGATIONS -- (3.6%)
Federal Farm Credit Bank
    4.800%, 02/13/23.............................     $   900 $ 1,055,388
    2.630%, 08/03/26.............................       9,000   8,583,705
    5.770%, 01/05/27.............................       3,000   3,856,926
Federal Home Loan Bank
#   5.250%, 12/09/22.............................       2,000   2,389,446
    5.375%, 08/15/24.............................       4,000   4,858,812
    5.750%, 06/12/26.............................       3,580   4,525,210
Federal Home Loan Mortgage Corporation
#   2.375%, 01/13/22.............................      24,000  24,161,424
Federal National Mortgage Association
    6.250%, 05/15/29.............................      20,000  27,348,000
Tennessee Valley Authority
    6.750%, 11/01/25.............................      10,200  13,706,627
                                                              -----------
TOTAL AGENCY OBLIGATIONS.........................              90,485,538
                                                              -----------

BONDS -- (80.1%)
21st Century Fox America, Inc.
    4.500%, 02/15/21.............................       2,800   3,057,804
3M Co.
#   2.000%, 06/26/22.............................       3,000   2,872,854
Abbey National Treasury Services P.L.C.
#   4.000%, 03/13/24.............................      10,720  11,070,319
AbbVie, Inc.
#   2.900%, 11/06/22.............................       3,000   2,925,432
ACE INA Holdings, Inc.
#   2.700%, 03/13/23.............................       8,000   7,785,848
    3.350%, 05/15/24.............................       3,000   3,028,002
Actavis, Inc.
#   3.250%, 10/01/22.............................       5,100   4,897,969
Aetna, Inc.
#   3.950%, 09/01/20.............................         800     855,140
#   2.750%, 11/15/22.............................       9,000   8,677,854
Aflac, Inc.
#   3.625%, 06/15/23.............................       6,000   6,084,066
Agilent Technologies, Inc.
    5.000%, 07/15/20.............................         215     235,204
Allstate Corp. (The)
#   3.150%, 06/15/23.............................       7,000   6,991,838
Altera Corp.
#   4.100%, 11/15/23.............................       2,330   2,438,259
Altria Group, Inc.
    4.750%, 05/05/21.............................       5,731   6,310,301
American Express Co.
    2.650%, 12/02/22.............................       1,000     974,681
American International Group, Inc.
    4.875%, 06/01/22.............................       3,000   3,345,021

                                                       Face
                                                      Amount    Value+
                                                  -   ------    ------
                                                      (000)
American Water Capital Corp.
#   3.850%, 03/01/24.............................     $ 3,306 $ 3,485,949
Ameriprise Financial, Inc.
    7.300%, 06/28/19.............................         385     467,311
Amgen, Inc.
#   4.500%, 03/15/20.............................         720     788,731
    3.625%, 05/22/24.............................      10,000   9,999,620
Anheuser-Busch InBev Worldwide, Inc.
#   4.375%, 02/15/21.............................       5,700   6,208,098
#   2.500%, 07/15/22.............................       3,000   2,869,533
Aon Corp.
#   5.000%, 09/30/20.............................       2,500   2,804,698
Aon P.L.C.
    4.000%, 11/27/23.............................       6,250   6,550,387
#   3.500%, 06/14/24.............................       5,000   4,993,650
Apache Corp.
    2.625%, 01/15/23.............................       2,470   2,348,464
Apple, Inc.
#   2.400%, 05/03/23.............................      12,000  11,572,836
#   3.450%, 05/06/24.............................      25,000  25,704,425
Applied Materials, Inc.
    4.300%, 06/15/21.............................       1,000   1,088,338
Assurant, Inc.
    4.000%, 03/15/23.............................       5,000   5,094,115
AT&T, Inc.
    3.875%, 08/15/21.............................       1,800   1,888,306
#   3.000%, 02/15/22.............................       6,100   6,028,868
Autodesk, Inc.
    3.600%, 12/15/22.............................       2,000   1,979,776
AutoZone, Inc.
#   2.875%, 01/15/23.............................       5,000   4,815,120
Baker Hughes, Inc.
    3.200%, 08/15/21.............................       1,000   1,024,593
Baltimore Gas & Electric Co.
#   2.800%, 08/15/22.............................       5,029   4,978,408
Bank Nederlandse Gemeenten
    4.375%, 02/16/21.............................       3,200   3,601,574
    2.500%, 01/23/23.............................      10,000   9,913,580
Bank of America Corp.
    3.300%, 01/11/23.............................       7,000   6,937,637
#   4.000%, 04/01/24.............................       8,000   8,262,680
Bank of New York Mellon Corp. (The)
    3.650%, 02/04/24.............................      13,444  13,796,892
Bank of Nova Scotia (The)
    4.375%, 01/13/21.............................       5,000   5,508,590
Barclays Bank P.L.C.
#   5.125%, 01/08/20.............................       6,000   6,746,364
#   3.750%, 05/15/24.............................       8,000   8,105,480
Baxter International, Inc.
    2.400%, 08/15/22.............................       7,140   6,813,331
    3.200%, 06/15/23.............................       2,500   2,506,335

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount    Value+
                                                  -   ------    ------
                                                      (000)
Beam Suntory, Inc.
    3.250%, 06/15/23.............................     $ 5,850 $ 5,722,622
Berkshire Hathaway Finance Corp.
#   3.000%, 05/15/22.............................       5,000   5,046,980
Berkshire Hathaway, Inc.
#   3.750%, 08/15/21.............................       4,000   4,267,432
    3.400%, 01/31/22.............................       5,000   5,181,740
#   3.000%, 02/11/23.............................       7,000   7,020,055
BHP Billiton Finance USA, Ltd.
    3.250%, 11/21/21.............................       1,500   1,543,325
BlackRock, Inc.
#   4.250%, 05/24/21.............................       1,500   1,642,980
BNP Paribas SA
#   3.250%, 03/03/23.............................       3,000   3,005,283
Boeing Co. (The)
    8.750%, 08/15/21.............................       1,829   2,501,847
    2.850%, 10/30/24.............................       2,000   1,971,670
Boston Scientific Corp.
#   6.000%, 01/15/20.............................       2,900   3,326,167
BP Capital Markets P.L.C.
    4.500%, 10/01/20.............................       3,200   3,496,218
    2.500%, 11/06/22.............................       3,500   3,320,667
BPCE SA
    4.000%, 04/15/24.............................       7,000   7,235,200
Branch Banking & Trust Co.
    2.850%, 04/01/21.............................       8,000   8,039,208
Bristol-Myers Squibb Co.
    2.000%, 08/01/22.............................       3,070   2,856,230
British Columbia, Province of Canada
    6.500%, 01/15/26.............................      12,374  16,421,251
Broadcom Corp.
#   2.500%, 08/15/22.............................      10,900  10,443,301
Brown-Forman Corp.
    2.250%, 01/15/23.............................         750     706,493
Buckeye Partners L.P.
    4.150%, 07/01/23.............................       3,000   3,013,671
Burlington Northern Santa Fe LLC
    7.000%, 12/15/25.............................       1,340   1,746,194
CA, Inc.
    5.375%, 12/01/19.............................         900   1,003,509
Campbell Soup Co.
#   4.250%, 04/15/21.............................       1,600   1,729,504
Canadian National Railway Co.
    2.850%, 12/15/21.............................       2,915   2,964,782
Canadian Natural Resources, Ltd.
#   3.450%, 11/15/21.............................       5,250   5,370,109
    3.800%, 04/15/24.............................       5,000   5,029,425
Capital One Financial Corp.
#   4.750%, 07/15/21.............................       6,400   7,043,750
Cardinal Health, Inc.
#   4.625%, 12/15/20.............................       1,000   1,100,435
#   3.200%, 06/15/22.............................       6,000   6,017,892

                                                       Face
                                                      Amount    Value+
                                                  -   ------    ------
                                                      (000)
Caterpillar, Inc.
#   2.600%, 06/26/22.............................     $ 5,500 $ 5,381,865
CBS Corp.
    5.750%, 04/15/20.............................       2,550   2,922,030
    3.375%, 03/01/22.............................       5,000   5,043,820
Celgene Corp.
#   3.625%, 05/15/24.............................       5,000   5,051,110
Cenovus Energy, Inc.
#   3.000%, 08/15/22.............................       3,300   3,215,797
CenterPoint Energy Resources Corp.
#   4.500%, 01/15/21.............................       3,000   3,299,676
CF Industries, Inc.
#   3.450%, 06/01/23.............................       9,260   9,134,416
Charles Schwab Corp. (The)
    4.450%, 07/22/20.............................       2,750   3,047,916
Chevron Corp.
    2.355%, 12/05/22.............................      10,000   9,669,180
#   3.191%, 06/24/23.............................      24,636  25,119,679
Church & Dwight Co., Inc.
    2.875%, 10/01/22.............................       1,600   1,565,515
Cigna Corp.
    4.000%, 02/15/22.............................       6,375   6,699,685
Citigroup, Inc.
    5.375%, 08/09/20.............................         457     519,485
    4.500%, 01/14/22.............................       2,300   2,494,431
#   3.875%, 10/25/23.............................       7,000   7,203,133
#   3.750%, 06/16/24.............................       4,000   4,062,836
Clorox Co. (The)
#   3.050%, 09/15/22.............................       4,700   4,659,204
CMS Energy Corp.
#   3.875%, 03/01/24.............................       2,000   2,066,338
CNA Financial Corp.
    5.750%, 08/15/21.............................       8,082   9,256,694
Coca-Cola Co. (The)
    3.300%, 09/01/21.............................       2,650   2,780,862
#   3.200%, 11/01/23.............................      15,180  15,387,313
Coca-Cola Enterprises, Inc.
    3.500%, 09/15/20.............................       2,713   2,800,302
Colgate-Palmolive Co.
    1.950%, 02/01/23.............................       3,000   2,818,722
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22.............................       4,620   6,621,014
Commonwealth Bank of Australia
    5.000%, 03/19/20.............................       1,225   1,381,377
Computer Sciences Corp.
    4.450%, 09/15/22.............................       5,000   5,050,000
ConAgra Foods, Inc.
    3.200%, 01/25/23.............................       4,268   4,136,827
ConocoPhillips
    6.000%, 01/15/20.............................       3,930   4,610,920
ConocoPhillips Co.
#   2.400%, 12/15/22.............................       3,000   2,896,392

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount    Value+
                                                  -   ------    ------
                                                      (000)
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    4.500%, 01/11/21.............................     $ 2,000 $ 2,206,640
    3.875%, 02/08/22.............................      15,900  16,816,476
Corning, Inc.
    3.700%, 11/15/23.............................       4,235   4,390,992
CR Bard, Inc.
    4.400%, 01/15/21.............................         800     873,002
Credit Agricole SA
    3.875%, 04/15/24.............................       3,269   3,349,989
Credit Suisse New York
#   4.375%, 08/05/20.............................       6,750   7,382,590
#   3.625%, 09/09/24.............................       5,000   5,016,170
CSX Corp.
    4.250%, 06/01/21.............................       8,000   8,714,208
CVS Health Corp.
#   3.375%, 08/12/24.............................       6,670   6,658,588
Cytec Industries, Inc.
    3.500%, 04/01/23.............................       6,000   5,941,512
DCP Midstream Operating L.P.
    4.950%, 04/01/22.............................       1,000   1,085,330
Deutsche Bank AG
#   3.700%, 05/30/24.............................      13,000  13,109,135
Devon Energy Corp.
#   3.250%, 05/15/22.............................       9,800   9,731,782
Diageo Capital P.L.C.
#   4.828%, 07/15/20.............................       3,600   4,034,297
Diageo Investment Corp.
    2.875%, 05/11/22.............................       1,750   1,737,659
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    3.800%, 03/15/22.............................       8,900   9,062,790
Discovery Communications LLC
#   3.250%, 04/01/23.............................       1,000     977,607
Dollar General Corp.
#   3.250%, 04/15/23.............................      10,522   9,444,358
Dominion Resources, Inc.
    4.450%, 03/15/21.............................       3,900   4,247,470
Dow Chemical Co. (The)
    3.000%, 11/15/22.............................       1,000     975,170
#   3.500%, 10/01/24.............................       8,000   7,880,808
Dr Pepper Snapple Group, Inc.
#   2.000%, 01/15/20.............................       2,400   2,355,814
DTE Energy Co.
#   3.850%, 12/01/23.............................       1,500   1,569,560
Duke Energy Corp.
#   3.750%, 04/15/24.............................       5,000   5,187,280
Eastman Chemical Co.
    4.500%, 01/15/21.............................       1,983   2,135,364
    3.600%, 08/15/22.............................         950     964,079
eBay, Inc.
    2.600%, 07/15/22.............................       4,200   3,923,758

                                                       Face
                                                      Amount    Value+
                                                  -   ------    ------
                                                      (000)
Ecolab, Inc.
    4.350%, 12/08/21.............................     $ 6,000 $ 6,559,836
Eli Lilly & Co.
    5.500%, 03/15/27.............................       8,000   9,589,288
EMC Corp.
#   3.375%, 06/01/23.............................       6,000   5,877,072
Enbridge Energy Partners L.P.
    5.200%, 03/15/20.............................         350     389,901
#   4.200%, 09/15/21.............................       1,917   2,044,502
Enbridge, Inc.
    4.000%, 10/01/23.............................       6,000   6,211,272
Encana Corp.
#   3.900%, 11/15/21.............................       7,700   8,034,157
Energizer Holdings, Inc.
#   4.700%, 05/24/22.............................       8,935   9,282,768
Energy Transfer Partners L.P.
#   3.600%, 02/01/23.............................      11,000  10,772,465
Ensco P.L.C.
#   4.700%, 03/15/21.............................       3,800   4,001,294
Enterprise Products Operating LLC
    5.200%, 09/01/20.............................       2,600   2,918,347
    3.900%, 02/15/24.............................       3,250   3,343,428
EOG Resources, Inc.
    4.100%, 02/01/21.............................       3,850   4,183,891
EQT Corp.
    8.125%, 06/01/19.............................       1,625   1,996,353
Exelon Generation Co. LLC
#   4.250%, 06/15/22.............................       5,000   5,216,120
Express Scripts Holding Co.
#   3.900%, 02/15/22.............................       5,000   5,210,490
    3.500%, 06/15/24.............................       3,500   3,467,373
Exxon Mobil Corp.
#   3.176%, 03/15/24.............................      35,000  36,179,290
FedEx Corp.
#   2.625%, 08/01/22.............................       6,500   6,317,122
Fifth Third Bancorp
    3.500%, 03/15/22.............................       7,500   7,691,422
FMC Technologies, Inc.
    3.450%, 10/01/22.............................       8,625   8,434,560
Ford Motor Credit Co. LLC
#   4.375%, 08/06/23.............................      11,000  11,664,103
Freeport-McMoRan, Inc.
    3.550%, 03/01/22.............................       3,000   2,925,099
Gap, Inc. (The)
    5.950%, 04/12/21.............................       2,500   2,822,475
General Dynamics Corp.
    2.250%, 11/15/22.............................       7,500   7,160,707
General Electric Co.
#   3.375%, 03/11/24.............................       5,000   5,139,285
General Mills, Inc.
#   3.150%, 12/15/21.............................       3,000   3,058,503
Genworth Holdings, Inc.
#   7.625%, 09/24/21.............................       3,060   3,731,624
#   4.800%, 02/15/24.............................       5,290   5,475,817

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount    Value+
                                                  -   ------    ------
                                                      (000)
Georgia Power Co.
#   2.850%, 05/15/22.............................     $ 2,550 $ 2,557,673
Gilead Sciences, Inc.
    3.700%, 04/01/24.............................      10,000  10,277,800
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.............................       3,500   3,439,464
Goldcorp, Inc.
#   3.625%, 06/09/21.............................       5,500   5,510,642
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20.............................       2,150   2,483,310
    5.250%, 07/27/21.............................       5,500   6,129,662
#   4.000%, 03/03/24.............................       7,000   7,150,059
Great Plains Energy, Inc.
    4.850%, 06/01/21.............................       2,000   2,222,286
Halliburton Co.
#   3.500%, 08/01/23.............................      10,000  10,258,630
Hartford Financial Services Group, Inc. (The)
#   5.500%, 03/30/20.............................       3,185   3,611,112
    5.125%, 04/15/22.............................       8,000   8,936,816
Hershey Co. (The)
#   2.625%, 05/01/23.............................       1,527   1,496,130
Hess Corp.
    3.500%, 07/15/24.............................       5,075   5,039,556
Hewlett-Packard Co.
    4.375%, 09/15/21.............................       2,500   2,636,165
Home Depot, Inc. (The)
    4.400%, 04/01/21.............................       6,000   6,693,240
#   2.700%, 04/01/23.............................       2,000   1,963,676
Hormel Foods Corp.
#   4.125%, 04/15/21.............................       2,310   2,512,705
HSBC Holdings P.L.C.
    4.000%, 03/30/22.............................       3,000   3,188,475
HSBC USA, Inc.
#   3.500%, 06/23/24.............................      10,000  10,134,470
Humana, Inc.
    3.850%, 10/01/24.............................       8,000   8,073,688
Husky Energy, Inc.
    7.250%, 12/15/19.............................       2,500   3,025,130
Illinois Tool Works, Inc.
    3.500%, 03/01/24.............................      10,000  10,329,940
Integrys Energy Group, Inc.
#   4.170%, 11/01/20.............................       1,000   1,069,239
Intel Corp.
#   3.300%, 10/01/21.............................       7,400   7,730,639
    2.700%, 12/15/22.............................       3,000   2,938,695
Inter-American Development Bank
    7.000%, 06/15/25.............................       6,000   8,251,890
    6.750%, 07/15/27.............................       3,000   4,189,293
International Bank for Reconstruction &
 Development
    7.625%, 01/19/23.............................       7,700  10,711,501

                                                       Face
                                                      Amount    Value+
                                                  -   ------    ------
                                                      (000)
International Business Machines Corp.
    1.875%, 08/01/22.............................     $   700 $   644,800
#   3.375%, 08/01/23.............................       6,810   6,886,871
#   3.625%, 02/12/24.............................       2,000   2,040,992
International Paper Co.
    3.650%, 06/15/24.............................       3,000   2,965,074
Intesa Sanpaolo SpA
#   5.250%, 01/12/24.............................       5,000   5,442,015
ITC Holdings Corp.
#   3.650%, 06/15/24.............................       9,000   9,086,877
John Deere Capital Corp.
    2.750%, 03/15/22.............................       5,000   4,955,325
Johnson & Johnson
#   3.375%, 12/05/23.............................      10,000  10,527,740
JPMorgan Chase & Co.
    4.950%, 03/25/20.............................         630     699,509
    4.350%, 08/15/21.............................       5,200   5,582,782
#   3.625%, 05/13/24.............................       8,500   8,602,357
Juniper Networks, Inc.
    4.600%, 03/15/21.............................       4,000   4,247,580
#   4.500%, 03/15/24.............................       5,000   5,146,000
Kerr-McGee Corp.
    6.950%, 07/01/24.............................       6,900   8,616,989
KeyCorp
    5.100%, 03/24/21.............................       7,000   7,856,835
Kimberly-Clark Corp.
    2.400%, 06/01/23.............................       4,130   3,963,478
Kinder Morgan Energy Partners L.P.
    5.300%, 09/15/20.............................       2,000   2,198,794
    5.800%, 03/01/21.............................         550     618,991
    4.150%, 03/01/22.............................       2,400   2,452,330
#   3.500%, 09/01/23.............................       5,000   4,793,800
Kohl's Corp.
#   3.250%, 02/01/23.............................       2,000   1,952,456
    4.750%, 12/15/23.............................      10,000  10,635,330
Koninklijke Philips NV
#   3.750%, 03/15/22.............................       2,322   2,420,543
Kraft Foods Group, Inc.
    3.500%, 06/06/22.............................       6,600   6,752,295
Kroger Co. (The)
    3.850%, 08/01/23.............................       7,000   7,175,770
Laboratory Corp. of America Holdings
#   4.000%, 11/01/23.............................       6,000   6,149,184
Lincoln National Corp.
    6.250%, 02/15/20.............................         180     211,386
Lloyds Bank P.L.C.
    6.375%, 01/21/21.............................       3,404   4,074,884
Loews Corp.
#   2.625%, 05/15/23.............................       2,865   2,725,280
Lorillard Tobacco Co.
#   6.875%, 05/01/20.............................       2,000   2,360,834
Lowe's Cos., Inc.
    3.120%, 04/15/22.............................       2,000   2,043,392

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount    Value+
                                                  -   ------    ------
                                                      (000)
LyondellBasell Industries NV
    5.750%, 04/15/24.............................     $ 9,000 $10,501,875
Macy's Retail Holdings, Inc.
#   3.875%, 01/15/22.............................       4,446   4,635,666
    2.875%, 02/15/23.............................       3,500   3,354,754
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.............................       3,370   3,650,772
Manitoba, Province of Canada
    2.100%, 09/06/22.............................       3,000   2,916,018
Marathon Oil Corp.
    2.800%, 11/01/22.............................       6,000   5,833,920
Marathon Petroleum Corp.
#   3.625%, 09/15/24.............................      12,800  12,746,560
Markel Corp.
    5.350%, 06/01/21.............................       4,200   4,695,592
    3.625%, 03/30/23.............................       2,000   2,010,724
Marsh & McLennan Cos., Inc.
    3.500%, 06/03/24.............................      10,000  10,051,330
McDonald's Corp.
    2.625%, 01/15/22.............................       2,900   2,881,991
McKesson Corp.
    3.796%, 03/15/24.............................       3,000   3,048,753
Medtronic, Inc.
    3.125%, 03/15/22.............................       3,407   3,430,764
Merck & Co., Inc.
#   2.800%, 05/18/23.............................       8,000   7,888,968
MetLife, Inc.
#   3.600%, 04/10/24.............................       6,208   6,324,791
Mobil Corp.
    8.625%, 08/15/21.............................       2,013   2,774,345
Molson Coors Brewing Co.
#   3.500%, 05/01/22.............................      10,204  10,274,091
Mondelez International, Inc.
#   4.000%, 02/01/24.............................      12,000  12,379,380
Monsanto Co.
    5.500%, 08/15/25.............................       3,500   4,163,604
Morgan Stanley
    5.500%, 07/28/21.............................       8,320   9,483,377
    3.875%, 04/29/24.............................       6,000   6,075,966
Mosaic Co. (The)
#   4.250%, 11/15/23.............................       3,000   3,145,527
Motorola Solutions, Inc.
    3.750%, 05/15/22.............................       5,000   4,975,530
    3.500%, 03/01/23.............................       5,000   4,863,935
MUFG Americas Holdings Corp.
#   3.500%, 06/18/22.............................       8,550   8,759,680
Murphy Oil Corp.
    4.000%, 06/01/22.............................       2,000   1,979,948
Mylan, Inc.
#   4.200%, 11/29/23.............................       7,000   7,229,250
NASDAQ OMX Group, Inc. (The)
#   4.250%, 06/01/24.............................       3,000   3,054,333

                                                       Face
                                                      Amount    Value+
                                                  -   ------    ------
                                                      (000)
National Australia Bank, Ltd.
#   3.000%, 01/20/23.............................     $10,000 $9,875,980
National Oilwell Varco, Inc.
#   2.600%, 12/01/22.............................       8,500  8,078,170
NetApp, Inc.
#   3.250%, 12/15/22.............................       1,700  1,675,455
New Brunswick, Province of Canada
    9.750%, 05/15/20.............................       1,000  1,355,358
Newell Rubbermaid, Inc.
    4.000%, 06/15/22.............................       4,000  4,177,612
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21.............................       1,295  1,409,635
Nisource Finance Corp.
#   6.125%, 03/01/22.............................       6,425  7,635,708
#   3.850%, 02/15/23.............................       1,100  1,139,578
Noble Energy, Inc.
#   4.150%, 12/15/21.............................       9,000  9,595,566
Noble Holding International, Ltd.
#   3.950%, 03/15/22.............................       4,100  3,953,540
Nordstrom, Inc.
    4.000%, 10/15/21.............................       1,500  1,599,290
Norfolk Southern Corp.
    2.903%, 02/15/23.............................       2,000  1,952,016
Northern Trust Corp.
    3.375%, 08/23/21.............................       4,400  4,611,182
    2.375%, 08/02/22.............................       3,016  2,906,785
Northrop Grumman Corp.
    3.500%, 03/15/21.............................       2,256  2,346,671
    3.250%, 08/01/23.............................       4,000  3,989,220
Novartis Capital Corp.
    4.400%, 04/24/20.............................       4,000  4,442,712
    3.400%, 05/06/24.............................       2,500  2,566,450
Nucor Corp.
    4.000%, 08/01/23.............................       3,500  3,641,810
Occidental Petroleum Corp.
#   2.700%, 02/15/23.............................       8,650  8,370,977
Ohio Power Co.
#   5.375%, 10/01/21.............................       3,606  4,196,255
Omnicom Group, Inc.
    4.450%, 08/15/20.............................       3,650  3,943,062
ONEOK Partners L.P.
    3.375%, 10/01/22.............................       1,898  1,851,516
Ontario, Province of Canada
#   2.450%, 06/29/22.............................       1,700  1,676,443
Oracle Corp.
    2.500%, 10/15/22.............................       3,000  2,895,612
Orange SA
    5.375%, 07/08/19.............................       2,350  2,654,172
    4.125%, 09/14/21.............................       2,900  3,069,459
Pacific Gas & Electric Co.
    3.850%, 11/15/23.............................       5,000  5,238,920
Packaging Corp. of America
    4.500%, 11/01/23.............................       6,075  6,446,790

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount    Value+
                                                  -   ------    ------
                                                      (000)
PepsiCo, Inc.
    4.500%, 01/15/20.............................     $ 1,575 $ 1,752,786
#   2.750%, 03/05/22.............................       2,404   2,390,458
#   2.750%, 03/01/23.............................       7,000   6,828,717
Pfizer, Inc.
    3.000%, 06/15/23.............................       3,000   2,985,213
#   3.400%, 05/15/24.............................      10,000  10,134,050
Philip Morris International, Inc.
#   2.500%, 08/22/22.............................       1,504   1,455,568
Phillips 66
    4.300%, 04/01/22.............................      11,250  12,055,860
Pitney Bowes, Inc.
#   4.625%, 03/15/24.............................       2,000   2,040,950
Plains All American Pipeline L.P. / PAA Finance
 Corp.
#   5.000%, 02/01/21.............................       1,000   1,118,092
    2.850%, 01/31/23.............................       4,000   3,841,520
#   3.850%, 10/15/23.............................       2,273   2,313,382
PNC Bank NA
#   3.300%, 10/30/24.............................       5,000   4,985,100
PNC Funding Corp.
    4.375%, 08/11/20.............................       4,730   5,182,439
#   3.300%, 03/08/22.............................       1,466   1,489,639
PPG Industries, Inc.
    2.700%, 08/15/22.............................       1,000     972,160
Praxair, Inc.
    4.050%, 03/15/21.............................       3,800   4,131,048
    2.200%, 08/15/22.............................       1,250   1,192,363
Precision Castparts Corp.
#   2.500%, 01/15/23.............................       8,000   7,764,904
Principal Financial Group, Inc.
    8.875%, 05/15/19.............................         330     418,740
#   3.125%, 05/15/23.............................       5,096   4,998,422
Private Export Funding Corp.
    4.300%, 12/15/21.............................       1,407   1,583,740
Procter & Gamble Co. (The)
#   2.300%, 02/06/22.............................       4,000   3,957,576
Progressive Corp. (The)
#   3.750%, 08/23/21.............................       6,800   7,229,644
Prudential Financial, Inc.
    5.375%, 06/21/20.............................       4,170   4,730,335
#   3.500%, 05/15/24.............................       8,000   8,028,760
Quebec, Province of Canada
    2.625%, 02/13/23.............................       7,000   6,926,997
Quest Diagnostics, Inc.
#   4.700%, 04/01/21.............................       6,770   7,337,312
Raytheon Co.
    3.125%, 10/15/20.............................       2,900   3,019,303
#   2.500%, 12/15/22.............................       2,200   2,128,192
Reinsurance Group of America, Inc.
    5.000%, 06/01/21.............................       1,500   1,654,622
#   4.700%, 09/15/23.............................       6,000   6,447,054

                                                       Face
                                                      Amount    Value+
                                                  -   ------    ------
                                                      (000)
Republic Services, Inc.
    3.550%, 06/01/22.............................     $ 4,000 $ 4,100,108
Reynolds American, Inc.
    3.250%, 11/01/22.............................       8,555   8,351,425
Rio Tinto Finance USA, Ltd.
    4.125%, 05/20/21.............................       3,800   4,048,615
Rogers Communications, Inc.
#   3.000%, 03/15/23.............................       2,759   2,652,823
Rowan Cos., Inc.
    7.875%, 08/01/19.............................         600     722,135
Royal Bank of Scotland P.L.C. (The)
    6.125%, 01/11/21.............................       2,000   2,350,820
Sanofi
    4.000%, 03/29/21.............................       3,000   3,249,726
SCANA Corp.
    6.250%, 04/01/20.............................       1,750   2,016,842
#   4.125%, 02/01/22.............................       3,035   3,158,139
Sempra Energy
#   4.050%, 12/01/23.............................       6,570   6,974,508
#   3.550%, 06/15/24.............................       9,000   9,179,847
Shell International Finance BV
    4.375%, 03/25/20.............................       3,000   3,320,349
#   3.400%, 08/12/23.............................      15,000  15,406,305
Spectra Energy Capital LLC
#   3.300%, 03/15/23.............................      10,275   9,813,406
Spectra Energy Partners L.P.
#   4.750%, 03/15/24.............................       5,000   5,416,870
St Jude Medical, Inc.
#   3.250%, 04/15/23.............................       5,000   4,976,060
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.............................       5,000   5,318,955
Staples, Inc.
#   4.375%, 01/12/23.............................       2,000   2,004,594
Starwood Hotels & Resorts Worldwide, Inc.
#   3.125%, 02/15/23.............................       5,000   4,836,240
State Street Corp.
#   4.375%, 03/07/21.............................       6,200   6,858,118
Statoil ASA
    2.450%, 01/17/23.............................      10,000   9,602,380
    2.650%, 01/15/24.............................      10,860  10,374,395
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23.............................       9,160   9,724,375
Sunoco Logistics Partners Operations L.P.
    4.650%, 02/15/22.............................       2,895   3,092,679
SunTrust Bank
    2.750%, 05/01/23.............................       4,900   4,700,011
Target Corp.
    2.900%, 01/15/22.............................       7,676   7,705,445

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount    Value+
                                                  -   ------    ------
                                                      (000)
Teck Resources, Ltd.
#   3.750%, 02/01/23.............................     $ 6,600 $ 6,224,902
Telefonica Emisiones SAU
#   4.570%, 04/27/23.............................       5,000   5,284,090
    4.570%, 04/27/23.............................       2,000   2,114,434
Thermo Fisher Scientific, Inc.
    4.500%, 03/01/21.............................       4,000   4,336,976
Thomson Reuters Corp.
    4.300%, 11/23/23.............................       8,000   8,482,896
Time Warner, Inc.
#   4.750%, 03/29/21.............................       2,200   2,419,215
#   4.000%, 01/15/22.............................       1,800   1,889,422
    3.550%, 06/01/24.............................       7,000   6,963,152
TJX Cos., Inc. (The)
    2.500%, 05/15/23.............................       6,440   6,192,066
Total Capital International SA
    3.750%, 04/10/24.............................      15,000  15,561,090
Toyota Motor Credit Corp.
    4.250%, 01/11/21.............................       1,200   1,314,878
    3.300%, 01/12/22.............................      10,165  10,510,051
    2.625%, 01/10/23.............................      10,000   9,836,420
TransAlta Corp.
#   4.500%, 11/15/22.............................       6,038   6,129,301
TransCanada PipeLines, Ltd.
    3.800%, 10/01/20.............................       2,000   2,097,166
    2.500%, 08/01/22.............................       5,112   4,866,491
Travelers Cos., Inc. (The)
#   3.900%, 11/01/20.............................       4,200   4,518,234
Tyson Foods, Inc.
#   4.500%, 06/15/22.............................      12,498  13,369,661
UBS AG
    4.875%, 08/04/20.............................       5,928   6,643,889
Unilever Capital Corp.
    4.250%, 02/10/21.............................       3,500   3,866,814
Union Pacific Corp.
#   3.250%, 01/15/25.............................       5,000   5,021,065
United Parcel Service, Inc.
    3.125%, 01/15/21.............................       2,000   2,079,994
United Technologies Corp.
    4.500%, 04/15/20.............................       1,925   2,143,811
UnitedHealth Group, Inc.
#   2.750%, 02/15/23.............................       7,750   7,550,158
Unum Group
    5.625%, 09/15/20.............................       3,500   3,998,670
    4.000%, 03/15/24.............................       2,000   2,048,580
US Bancorp
#   3.000%, 03/15/22.............................       3,000   3,013,587
Verizon Communications, Inc.
    4.600%, 04/01/21.............................       4,050   4,392,954
    5.150%, 09/15/23.............................       9,000  10,075,095
VF Corp.
    3.500%, 09/01/21.............................       2,000   2,114,882

                                                           Face
                                                          Amount        Value+
                                                    -     ------        ------
                                                          (000)
Viacom, Inc.
      4.500%, 03/01/21.............................     $     2,900 $    3,128,717
#     4.250%, 09/01/23.............................           1,000      1,030,782
Vodafone Group P.L.C.
      4.375%, 03/16/21.............................           4,500      4,832,874
#     2.500%, 09/26/22.............................           9,000      8,386,686
Wal-Mart Stores, Inc.
      4.250%, 04/15/21.............................           4,000      4,397,884
      2.550%, 04/11/23.............................           5,000      4,849,655
#     3.300%, 04/22/24.............................           7,000      7,148,064
Walgreen Co.
#     3.100%, 09/15/22.............................           7,124      6,977,324
Walt Disney Co. (The)
      2.550%, 02/15/22.............................           4,000      3,966,972
Waste Management, Inc.
      4.600%, 03/01/21.............................           2,860      3,160,603
WellPoint, Inc.
#     3.125%, 05/15/22.............................           4,900      4,851,186
Wells Fargo & Co.
#     4.600%, 04/01/21.............................           2,100      2,318,868
#     3.500%, 03/08/22.............................          13,700     14,161,430
Western Gas Partners L.P.
      4.000%, 07/01/22.............................           3,772      3,887,800
Western Union Co. (The)
#     5.253%, 04/01/20.............................           3,568      3,908,712
Whirlpool Corp.
      4.700%, 06/01/22.............................           3,000      3,257,265
Whirpool Corp.
      3.700%, 05/01/25.............................           7,000      6,966,708
Williams Partners L.P.
      4.000%, 11/15/21.............................           3,500      3,641,313
      3.350%, 08/15/22.............................           1,300      1,266,411
Wisconsin Electric Power Co.
      2.950%, 09/15/21.............................           6,675      6,832,423
WR Berkley Corp.
      5.375%, 09/15/20.............................             800        901,001
Wyndham Worldwide Corp.
#     3.900%, 03/01/23.............................          11,073     10,886,785
Xerox Corp.
#     4.500%, 05/15/21.............................           5,000      5,340,550
Yum! Brands, Inc.
#     3.750%, 11/01/21.............................           5,830      6,003,419
Zimmer Holdings, Inc.
#     4.625%, 11/30/19.............................           2,500      2,740,995
Zoetis, Inc.
#     3.250%, 02/01/23.............................           6,000      5,941,854
                                                                    --------------
TOTAL BONDS........................................                  2,019,285,860
                                                                    --------------
                                                          Shares
                                                    -     ------          -
SECURITIES LENDING COLLATERAL -- (16.3%)
(S)@  DFA Short Term Investment Fund...............      35,457,378    410,241,863
                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $2,494,516,863)..............................                 $2,520,013,261
                                                                    ==============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $   90,485,538   --    $   90,485,538
  Bonds.........................   --     2,019,285,860   --     2,019,285,860
  Securities Lending Collateral.   --       410,241,863   --       410,241,863
                                   --    --------------   --    --------------
  TOTAL.........................   --    $2,520,013,261   --    $2,520,013,261
                                   ==    ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                       Shares        Value+
                                                                     ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc............................... 111,856,601 $1,208,051,294
Investment in DFA Intermediate Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc...............................  73,668,830    928,227,264
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc...............................  16,500,342    179,193,717
Investment in DFA Short-Term Government Portfolio of
  DFA Investment Dimensions Group Inc...............................  10,326,655    110,391,944
                                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,405,219,063)..........................................              2,425,864,219
                                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional Liquid Reserves, 0.077%
  (Cost $6,258,524).................................................   6,258,524      6,258,524
                                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,411,477,587)..........................................             $2,432,122,743
                                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $2,425,864,219   --      --    $2,425,864,219
 Temporary Cash Investments......      6,258,524   --      --         6,258,524
                                  --------------   --      --    --------------
 TOTAL........................... $2,432,122,743   --      --    $2,432,122,743
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014


                                                                Face
                                                              Amount^^^      Value+
                                                              ---------- --------------
                                                                (000)
U.S. TREASURY OBLIGATIONS -- (99.9%)
Treasury Inflation Protected Security
  2.125%, 01/15/19........................................... $   70,800 $   85,884,937
  1.875%, 07/15/19...........................................    224,000    273,171,421
  1.375%, 01/15/20...........................................    187,300    219,947,097
  1.250%, 07/15/20...........................................    177,600    206,692,782
  1.125%, 01/15/21...........................................    229,500    263,335,138
  0.625%, 07/15/21...........................................    191,500    207,473,590
  0.125%, 01/15/22...........................................    162,000    167,671,937
  0.125%, 07/15/22...........................................    100,500    102,410,099
  0.125%, 01/15/23...........................................    164,800    166,059,903
  0.375%, 07/15/23...........................................    101,000    103,177,651
  2.375%, 01/15/25...........................................    104,000    155,537,029
  2.000%, 01/15/26...........................................     97,800    135,329,885
  2.375%, 01/15/27...........................................     83,000    117,762,223
  1.750%, 01/15/28...........................................     50,700     65,291,642
  3.625%, 04/15/28...........................................     80,500    163,329,330
  2.500%, 01/15/29...........................................     51,000     70,235,760
  3.875%, 04/15/29...........................................     88,745    184,295,245
  3.375%, 04/15/32...........................................     13,000     24,702,495
                                                                         --------------
TOTAL U.S. TREASURY OBLIGATIONS..............................             2,712,308,164
                                                                         --------------

                                                               Shares
                                                              ----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund.  1,466,441      1,466,441
                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,660,255,788).......................................            $2,713,774,605
                                                                         ==============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                    ------------------------------------------------
                                     Level 1      Level 2     Level 3     Total
                                    ---------- -------------- ------- --------------
U.S. Treasury Obligations..........         -- $2,712,308,164   --    $2,712,308,164
Temporary Cash Investments......... $1,466,441             --   --         1,466,441
                                    ---------- --------------   --    --------------
TOTAL.............................. $1,466,441 $2,712,308,164   --    $2,713,774,605
                                    ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                          Face
                                                         Amount^    Value+
                                                     -    -------   ------
                                                          (000)
BONDS -- (92.9%)
AUSTRALIA -- (4.4%)
Australia & New Zealand Banking Group, Ltd.
     1.250%, 06/13/17..............................        5,000  $ 4,994,435
     1.875%, 10/06/17..............................          358      363,120
     1.450%, 05/15/18..............................          358      353,603
BHP Billiton Finance USA, Ltd.
     1.875%, 11/21/16..............................        1,300    1,325,586
     1.625%, 02/24/17..............................          824      834,306
Commonwealth Bank of Australia
     1.125%, 03/13/17..............................        4,000    4,001,128
     1.900%, 09/18/17..............................          787      797,948
     2.500%, 09/20/18..............................          916      935,098
     2.250%, 03/13/19..............................        5,000    5,023,475
National Australia Bank, Ltd.
     1.300%, 07/25/16..............................          250      252,257
     2.250%, 07/01/19..............................        3,500    3,500,535
Rio Tinto Finance USA, Ltd.
     2.500%, 05/20/16..............................          597      611,951
     2.250%, 09/20/16..............................          572      584,803
Westpac Banking Corp.
     3.000%, 12/09/15..............................          465      477,200
     1.200%, 05/19/17..............................        2,800    2,798,362
     2.000%, 08/14/17..............................          501      510,339
                                                                  -----------
TOTAL AUSTRALIA....................................                27,364,146
                                                                  -----------

AUSTRIA -- (0.3%)
Austria Government International Bond
     1.750%, 06/17/16..............................          215      219,354
Oesterreichische Kontrollbank AG
     1.750%, 10/05/15..............................          136      137,855
     2.000%, 06/03/16..............................          272      278,399
     1.125%, 05/29/18..............................        1,431    1,421,083
                                                                  -----------
TOTAL AUSTRIA......................................                 2,056,691
                                                                  -----------

BELGIUM -- (0.0%)
Belgium Government International Bond
     2.750%, 03/05/15..............................          143      144,205
                                                                  -----------

CANADA -- (9.4%)
Bank of Montreal
     2.375%, 01/25/19..............................           24       24,257
Bank of Nova Scotia (The)
     3.400%, 01/22/15..............................          143      143,947
     2.900%, 03/29/16..............................          715      736,557

                                                       Face
                                                      Amount^   Value+
                                                  -   -------   ------
                                                       (000)
CANADA -- (Continued)
British Columbia, Province of Canada
    2.850%, 06/15/15.............................         286 $  290,648
    2.100%, 05/18/16.............................         358    366,892
    1.200%, 04/25/17.............................         715    720,533
Canada Government International Bond
    0.875%, 02/14/17.............................         715    717,031
Canadian Imperial Bank of Commerce
    0.900%, 10/01/15.............................         813    816,677
Canadian National Railway Co.
    1.450%, 12/15/16.............................       2,036  2,060,595
Canadian Natural Resources, Ltd.
    5.700%, 05/15/17.............................         588    648,977
Encana Corp.
    5.900%, 12/01/17.............................         460    516,213
    6.500%, 05/15/19.............................       2,250  2,642,632
Export Development Canada
    2.250%, 05/28/15.............................          70     70,821
    1.250%, 10/26/16.............................         785    793,993
Goldcorp, Inc.
    2.125%, 03/15/18.............................       2,000  1,999,100
Manitoba, Province of Canada
    2.625%, 07/15/15.............................         572    581,432
Ontario, Province of Canada
    4.950%, 11/28/16.............................         715    775,842
    1.100%, 10/25/17.............................       4,000  3,982,216
    1.200%, 02/14/18.............................       2,831  2,811,812
    2.000%, 01/30/19.............................       5,000  5,053,050
Petro-Canada
    6.050%, 05/15/18.............................         429    489,963
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................       1,315  1,351,965
    3.250%, 12/01/17.............................         123    129,160
Royal Bank of Canada
    2.300%, 07/20/16.............................         393    403,446
    1.450%, 09/09/16.............................         871    879,562
    1.500%, 01/16/18.............................       7,000  6,982,199
    2.200%, 07/27/18.............................       4,000  4,060,492
    2.150%, 03/15/19.............................       1,700  1,709,972
Suncor Energy, Inc.
    6.100%, 06/01/18.............................         707    810,958
Teck Resources, Ltd.
    2.500%, 02/01/18.............................         925    922,737
Thomson Reuters Corp.
    1.300%, 02/23/17.............................       1,300  1,299,598

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                          Face
                                                         Amount^    Value+
                                                     -    -------   ------
                                                          (000)
CANADA -- (Continued)
Toronto-Dominion Bank (The)
     2.375%, 10/19/16..............................          215  $   221,734
     1.125%, 05/02/17..............................        5,000    4,990,400
     2.625%, 09/10/18..............................          715      732,565
     2.125%, 07/02/19..............................        7,600    7,571,926
TransCanada PipeLines, Ltd.
     0.875%, 03/02/15..............................          279      279,401
     3.400%, 06/01/15..............................          429      435,940
                                                                  -----------
TOTAL CANADA.......................................                59,025,243
                                                                  -----------

DENMARK -- (0.1%)
Kommunekredit
     1.125%, 03/15/18..............................          715      710,737
                                                                  -----------

FINLAND -- (1.2%)
Finland Government International Bond
     2.250%, 03/17/16..............................          501      513,572
Municipality Finance P.L.C.
     2.375%, 05/16/16..............................        1,432    1,472,646
     1.125%, 04/17/18..............................        5,789    5,746,277
                                                                  -----------
TOTAL FINLAND......................................                 7,732,495
                                                                  -----------

FRANCE -- (2.5%)
BNP Paribas SA
     3.250%, 03/11/15..............................          286      288,840
     1.250%, 12/12/16..............................        1,431    1,433,630
     2.375%, 09/14/17..............................          252      256,841
Caisse d'Amortissement de la Dette Sociale
     2.375%, 03/31/16..............................          358      367,592
     2.125%, 04/12/17..............................        1,059    1,089,408
Orange SA
     2.125%, 09/16/15..............................          465      470,084
     2.750%, 09/14/16..............................        1,000    1,029,960
Sanofi
     1.250%, 04/10/18..............................          744      738,253
Societe Generale SA
     2.750%, 10/12/17..............................        1,772    1,823,773
Total Capital International SA
     2.125%, 01/10/19..............................          781      785,510
     2.100%, 06/19/19..............................        7,000    6,995,800
Total Capital SA
     3.125%, 10/02/15..............................          358      366,763
                                                                  -----------
TOTAL FRANCE.......................................                15,646,454
                                                                  -----------

GERMANY -- (2.3%)
Deutsche Bank AG
     3.250%, 01/11/16..............................        1,000    1,029,137
     6.000%, 09/01/17..............................          862      966,142
FMS Wertmanagement AoeR
     1.000%, 11/21/17..............................        8,789    8,754,196
KFW
     2.000%, 06/01/16..............................           72       73,726
     4.875%, 01/17/17..............................          358      390,054

                                                          Face
                                                         Amount^    Value+
                                                     -    -------   ------
                                                          (000)
GERMANY -- (Continued)
     1.250%, 02/15/17..............................        1,002  $ 1,013,000
     0.875%, 09/05/17..............................          358      356,987
Landeskreditbank Baden- Wuerttemberg Foerderbank
     2.250%, 07/15/16..............................          558      573,921
Landwirtschaftliche Rentenbank
     0.875%, 09/12/17..............................          901      897,260
                                                                  -----------
TOTAL GERMANY......................................                14,054,423
                                                                  -----------

ITALY -- (0.3%)
Intesa Sanpaolo SpA
     3.875%, 01/16/18..............................        2,000    2,089,046
                                                                  -----------

JAPAN -- (1.8%)
Development Bank of Japan, Inc.
     2.875%, 04/20/15..............................          100      101,207
     1.875%, 10/03/18..............................          594      600,267
Japan Bank for International Cooperation
     2.250%, 07/13/16..............................          358      368,160
     1.750%, 07/31/18..............................          358      361,240
Japan Finance Organization for Municipalities
     1.375%, 02/05/18..............................        5,000    4,987,950
Nippon Telegraph & Telephone Corp.
     1.400%, 07/18/17..............................          102      102,125
Nomura Holdings, Inc.
     5.000%, 03/04/15..............................          215      217,817
     2.000%, 09/13/16..............................        1,528    1,547,224
Sumitomo Mitsui Banking Corp.
     2.450%, 01/10/19..............................        2,673    2,694,325
                                                                  -----------
TOTAL JAPAN........................................                10,980,315
                                                                  -----------

NETHERLANDS -- (4.4%)
Bank Nederlandse Gemeenten NV
     1.375%, 09/27/17..............................        1,002    1,008,503
     1.375%, 03/19/18..............................        1,790    1,791,396
     1.875%, 06/11/19..............................        5,000    5,023,645
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
     2.125%, 10/13/15..............................        1,178    1,196,945
     1.700%, 03/19/18..............................        5,000    5,013,275
     2.250%, 01/14/19..............................        3,356    3,396,483
Diageo Finance BV
     3.250%, 01/15/15..............................          358      359,933
Koninklijke Philips NV
     5.750%, 03/11/18..............................        1,164    1,304,377
LyondellBasell Industries NV
     5.000%, 04/15/19..............................        1,650    1,818,922

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
NETHERLANDS -- (Continued)
Nederlandse Waterschapsbank NV
    3.000%, 03/17/15.............................         215 $   217,199
    2.125%, 06/16/16.............................         429     439,743
Shell International Finance BV
    1.125%, 08/21/17.............................         358     357,916
    2.000%, 11/15/18.............................       5,709   5,755,688
                                                              -----------
TOTAL NETHERLANDS................................              27,684,025
                                                              -----------

NORWAY -- (0.6%)
Kommunalbanken A.S.
    2.375%, 01/19/16.............................         108     110,554
    1.000%, 09/26/17.............................         286     285,077
    1.000%, 03/15/18.............................       2,146   2,122,463
Statoil ASA
    1.200%, 01/17/18.............................         168     167,129
    1.150%, 05/15/18.............................         236     232,940
    1.950%, 11/08/18.............................         715     718,892
                                                              -----------
TOTAL NORWAY.....................................               3,637,055
                                                              -----------

SINGAPORE -- (0.1%)
Singapore Government Bond
    2.500%, 06/01/19............................. SGD     665     545,112
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.5%)
African Development Bank
    1.125%, 03/15/17.............................         501     504,423
Asian Development Bank
    1.125%, 03/15/17.............................         358     360,608
    1.750%, 09/11/18.............................         639     646,922
    1.875%, 04/12/19.............................       5,000   5,053,550
Council Of Europe Development Bank
    1.500%, 06/19/17.............................         930     943,150
EUROFIMA
    5.250%, 04/07/16.............................         358     382,151
European Bank for Reconstruction & Development
    2.750%, 04/20/15.............................         143     144,729
    1.750%, 06/14/19.............................       5,000   5,014,695
European Investment Bank
    4.875%, 01/17/17.............................         358     390,054
    1.625%, 06/15/17.............................       5,286   5,382,892
    1.125%, 09/15/17.............................         215     215,799
Inter-American Development Bank
    1.125%, 03/15/17.............................          59      59,675
    0.875%, 03/15/18.............................         715     706,688
International Bank for Reconstruction &
 Development
    2.375%, 05/26/15.............................         143     144,766

                                                          Face
                                                         Amount^    Value+
                                                     -    -------   ------
                                                          (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
     1.000%, 09/15/16..............................          143  $   144,080
     0.875%, 04/17/17..............................          859      862,250
International Finance Corp.
     0.875%, 06/15/18..............................          215      211,259
Nordic Investment Bank
     0.750%, 01/17/18..............................          787      775,853
                                                                  -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.......                21,943,544
                                                                  -----------

SWEDEN -- (1.3%)
Kommuninvest I Sverige AB
     1.000%, 10/24/17..............................        1,776    1,769,020
Svensk Exportkredit AB
     2.125%, 07/13/16..............................          715      733,519
     1.750%, 05/30/17..............................        4,358    4,439,582
Svenska Handelsbanken AB
     2.875%, 04/04/17..............................          700      728,344
     2.500%, 01/25/19..............................          358      366,312
                                                                  -----------
TOTAL SWEDEN.......................................                 8,036,777
                                                                  -----------

SWITZERLAND -- (0.8%)
Credit Suisse New York
     3.500%, 03/23/15..............................          250      252,944
     1.375%, 05/26/17..............................        2,000    1,995,070
Noble Holding International, Ltd.
     2.500%, 03/15/17..............................          778      788,297
UBS AG
     3.875%, 01/15/15..............................          353      355,394
     5.875%, 12/20/17..............................          372      419,023
     5.750%, 04/25/18..............................        1,000    1,128,460
                                                                  -----------
TOTAL SWITZERLAND..................................                 4,939,188
                                                                  -----------

UNITED KINGDOM -- (3.6%)
Barclays Bank P.L.C.
     2.500%, 02/20/19..............................        2,600    2,620,178
BP Capital Markets P.L.C.
     3.125%, 10/01/15..............................          408      417,922
     2.248%, 11/01/16..............................        1,651    1,689,955
     1.846%, 05/05/17..............................          250      253,511
British Telecommunications P.L.C.
     2.000%, 06/22/15..............................          874      881,903
     1.250%, 02/14/17..............................          272      271,301
Diageo Capital P.L.C.
     1.500%, 05/11/17..............................          890      895,082
Ensco P.L.C.
     3.250%, 03/15/16..............................        1,375    1,413,851
GlaxoSmithKline Capital P.L.C.
     1.500%, 05/08/17..............................        1,498    1,510,985

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                        Face
                                                       Amount^   Value+
                                                   -   -------   ------
                                                        (000)
UNITED KINGDOM -- (Continued)
Lloyds Bank P.L.C.
    4.875%, 01/21/16.............................        1,002 $ 1,051,997
    4.200%, 03/28/17.............................          780     831,807
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16.............................          329     332,827
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................        1,288   1,306,380
United Kingdom Gilt
    1.750%, 07/22/19............................. GBP    4,350   7,025,014
Vodafone Group P.L.C.
    5.625%, 02/27/17.............................          358     391,640
    1.250%, 09/26/17.............................        1,500   1,484,652
                                                               -----------
TOTAL UNITED KINGDOM.............................               22,379,005
                                                               -----------

UNITED STATES -- (56.3%)
3M Co.
    1.375%, 09/29/16............................. $        715     725,300
    1.000%, 06/26/17.............................          501     500,173
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................          189     190,635
AbbVie, Inc.
    1.200%, 11/06/15.............................          358     360,016
ACE INA Holdings, Inc.
    5.600%, 05/15/15.............................          255     261,744
    2.600%, 11/23/15.............................        1,216   1,240,885
Actavis, Inc.
    1.875%, 10/01/17.............................        1,276   1,264,790
Adobe Systems, Inc.
    3.250%, 02/01/15.............................          715     719,734
Aetna, Inc.
    2.200%, 03/15/19.............................        1,340   1,337,847
Aflac, Inc.
    3.450%, 08/15/15.............................          134     137,031
    2.650%, 02/15/17.............................        1,515   1,563,735
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................          153     176,379
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................          919     938,320
Allergan, Inc.
    5.750%, 04/01/16.............................           40      42,580
Altria Group, Inc.
    4.125%, 09/11/15.............................          610     628,088
Amazon.com, Inc.
    0.650%, 11/27/15.............................          382     382,399
American Express Credit Corp.
    2.800%, 09/19/16.............................        1,481   1,531,401
American Honda Finance Corp.
    2.125%, 10/10/18.............................        2,196   2,214,732
American International Group, Inc.
    5.600%, 10/18/16.............................          968   1,051,112
    5.850%, 01/16/18.............................          556     626,592

                                                       Face
                                                      Amount   Value+
                                                  -   ------   ------
                                                      (000)
UNITED STATES -- (Continued)
Ameriprise Financial, Inc.
    5.650%, 11/15/15............................. $       72 $    75,604
Amgen, Inc.
    4.850%, 11/18/14.............................        398     398,638
    2.125%, 05/15/17.............................      1,000   1,019,860
Amphenol Corp.
    2.550%, 01/30/19.............................      2,500   2,527,710
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................      1,355   1,472,529
Anheuser-Busch Cos., LLC
    5.000%, 01/15/15.............................        143     144,304
    5.050%, 10/15/16.............................        379     408,398
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................      1,717   1,719,327
Aon Corp.
    3.500%, 09/30/15.............................      1,715   1,759,057
Apache Corp.
    5.625%, 01/15/17.............................        527     576,823
    1.750%, 04/15/17.............................        358     361,229
Apple, Inc.
    1.000%, 05/03/18.............................     10,572  10,371,914
    2.100%, 05/06/19.............................      4,000   4,022,544
Applied Materials, Inc.
    2.650%, 06/15/16.............................        297     305,481
Assurant, Inc.
    2.500%, 03/15/18.............................        715     720,546
AT&T, Inc.
    2.500%, 08/15/15.............................        810     822,359
    2.400%, 08/15/16.............................        465     476,430
    1.600%, 02/15/17.............................        358     361,017
Autodesk, Inc.
    1.950%, 12/15/17.............................         75      75,399
AutoZone, Inc.
    6.950%, 06/15/16.............................         54      58,933
    1.300%, 01/13/17.............................      1,035   1,037,616
Avnet, Inc.
    6.000%, 09/01/15.............................        143     148,789
Baker Hughes, Inc.
    7.500%, 11/15/18.............................         66      79,799
Bank of America Corp.
    4.500%, 04/01/15.............................        715     726,566
    3.750%, 07/12/16.............................        715     746,422
    2.000%, 01/11/18.............................        415     415,906
Bank of New York Mellon Corp. (The)
    2.950%, 06/18/15.............................        452     459,346
    2.100%, 01/15/19.............................      1,000     999,644
    2.200%, 05/15/19.............................      1,500   1,505,160
Baxter International, Inc.
    1.850%, 06/15/18.............................      1,400   1,399,572
BB&T Corp.
    2.150%, 03/22/17.............................        411     419,412
    1.450%, 01/12/18.............................        141     139,700
Beam Suntory, Inc.
    1.750%, 06/15/18.............................      1,431   1,418,902

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount   Value+
                                                  -   ------   ------
                                                      (000)
UNITED STATES -- (Continued)
Becton Dickinson and Co.
    1.750%, 11/08/16............................. $    1,882 $1,901,686
Berkshire Hathaway Finance Corp.
    0.950%, 08/15/16.............................        715    719,023
    1.600%, 05/15/17.............................         72     72,880
    1.300%, 05/15/18.............................      7,264  7,192,348
Berkshire Hathaway, Inc.
    2.200%, 08/15/16.............................        358    367,526
    1.900%, 01/31/17.............................        358    365,277
Boeing Capital Corp.
    2.900%, 08/15/18.............................        546    568,592
Boston Scientific Corp.
    6.400%, 06/15/16.............................         72     77,978
    2.650%, 10/01/18.............................      2,000  2,020,854
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................      1,073  1,090,569
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................      1,500  1,487,386
Brown-Forman Corp.
    1.000%, 01/15/18.............................        495    486,871
Buckeye Partners L.P.
    6.050%, 01/15/18.............................      1,310  1,458,976
    2.650%, 11/15/18.............................        261    260,716
Campbell Soup Co.
    3.050%, 07/15/17.............................      1,500  1,560,204
Capital One Bank USA NA
    2.300%, 06/05/19.............................      2,000  1,988,460
Capital One Financial Corp.
    2.150%, 03/23/15.............................        214    215,341
    2.450%, 04/24/19.............................        900    902,666
Cardinal Health, Inc.
    1.700%, 03/15/18.............................      1,919  1,910,802
CareFusion Corp.
    1.450%, 05/15/17.............................      1,650  1,646,872
Caterpillar Financial Services Corp.
    4.750%, 02/17/15.............................        250    253,182
    2.650%, 04/01/16.............................        572    587,725
    1.000%, 11/25/16.............................        715    717,746
    2.450%, 09/06/18.............................        545    557,078
CBS Corp.
    1.950%, 07/01/17.............................        621    629,487
Celgene Corp.
    2.450%, 10/15/15.............................        297    301,937
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.............................         39     44,303
CF Industries, Inc.
    6.875%, 05/01/18.............................      2,413  2,788,214
Charles Schwab Corp. (The)
    2.200%, 07/25/18.............................        372    376,119
Chevron Corp.
    1.104%, 12/05/17.............................        383    380,411
    1.718%, 06/24/18.............................      1,907  1,924,726

                                                       Face
                                                      Amount   Value+
                                                  -   ------   ------
                                                      (000)
UNITED STATES -- (Continued)
Cigna Corp.
    2.750%, 11/15/16............................. $      739 $  762,915
Citigroup, Inc.
    4.450%, 01/10/17.............................        501    533,322
    6.000%, 08/15/17.............................        501    558,999
    2.500%, 09/26/18.............................        501    507,109
Clorox Co. (The)
    5.950%, 10/15/17.............................      1,800  2,024,671
CNA Financial Corp.
    6.500%, 08/15/16.............................      2,000  2,186,738
Coca-Cola Co. (The)
    1.500%, 11/15/15.............................        381    385,170
    1.150%, 04/01/18.............................      5,000  4,949,120
    1.650%, 11/01/18.............................      4,543  4,546,739
Colgate-Palmolive Co.
    1.500%, 11/01/18.............................      5,393  5,355,988
Comcast Corp.
    6.500%, 01/15/17.............................      1,122  1,252,896
    6.300%, 11/15/17.............................        286    326,637
    5.700%, 05/15/18.............................        501    568,807
Comerica, Inc.
    3.000%, 09/16/15.............................        143    145,915
    2.125%, 05/23/19.............................      1,450  1,443,890
Computer Sciences Corp.
    6.500%, 03/15/18.............................        669    742,376
ConAgra Foods, Inc.
    1.900%, 01/25/18.............................      1,471  1,463,745
ConocoPhillips Co.
    1.050%, 12/15/17.............................      1,334  1,319,893
Constellation Energy Group, Inc.
    4.550%, 06/15/15.............................        695    710,670
Costco Wholesale Corp.
    1.125%, 12/15/17.............................      1,216  1,207,929
CR Bard, Inc.
    1.375%, 01/15/18.............................        277    275,419
Crane Co.
    2.750%, 12/15/18.............................        608    618,460
Credit Suisse USA, Inc.
    4.875%, 01/15/15.............................        286    288,466
CVS Health Corp.
    3.250%, 05/18/15.............................        360    365,288
    5.750%, 06/01/17.............................         22     24,419
Daimler Finance North America LLC
    1.450%, 08/01/16.............................      1,500  1,509,757
DCP Midstream Operating L.P.
    2.700%, 04/01/19.............................      1,035  1,037,613
Devon Energy Corp.
    1.200%, 12/15/16.............................      2,000  2,022,976
Diamond Offshore Drilling, Inc.
    4.875%, 07/01/15.............................        111    114,183

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount   Value+
                                                  -   ------   ------
                                                      (000)
UNITED STATES -- (Continued)
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    3.550%, 03/15/15............................. $      644 $  650,553
Discovery Communications LLC
    3.700%, 06/01/15.............................      2,000  2,035,576
Dollar General Corp.
    1.875%, 04/15/18.............................        921    881,969
Dominion Resources, Inc.
    1.950%, 08/15/16.............................      1,073  1,089,651
    6.000%, 11/30/17.............................        140    157,823
Dover Corp.
    4.875%, 10/15/15.............................        429    446,948
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................      1,297  1,324,112
Dr. Pepper Snapple Group, Inc.
    2.900%, 01/15/16.............................        861    883,058
Duke Energy Corp.
    3.350%, 04/01/15.............................        159    160,868
    1.625%, 08/15/17.............................        794    798,770
    2.100%, 06/15/18.............................      1,300  1,315,453
Eastman Chemical Co.
    3.000%, 12/15/15.............................        317    324,373
    2.400%, 06/01/17.............................        608    619,073
eBay, Inc.
    1.625%, 10/15/15.............................        165    166,463
    1.350%, 07/15/17.............................        123    122,148
Ecolab, Inc.
    1.000%, 08/09/15.............................        715    717,324
Edwards Lifesciences Corp.
    2.875%, 10/15/18.............................      1,000  1,019,334
EI du Pont de Nemours & Co.
    3.250%, 01/15/15.............................        429    431,371
    6.000%, 07/15/18.............................        708    811,381
EMC Corp.
    1.875%, 06/01/18.............................      1,767  1,756,476
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.............................         72     78,645
Energy Transfer Partners L.P.
    5.950%, 02/01/15.............................      1,325  1,340,999
Enterprise Products Operating LLC
    5.000%, 03/01/15.............................         72     73,030
    1.250%, 08/13/15.............................        215    215,791
    3.200%, 02/01/16.............................        358    368,473
    6.650%, 04/15/18.............................      2,000  2,314,644
EOG Resources, Inc.
    2.950%, 06/01/15.............................        358    363,131
    2.500%, 02/01/16.............................        182    185,848
    5.875%, 09/15/17.............................        705    791,188
Exelon Corp.
    4.900%, 06/15/15.............................        966    990,616

                                                       Face
                                                      Amount   Value+
                                                  -   ------   ------
                                                      (000)
UNITED STATES -- (Continued)
Express Scripts Holding Co.
    3.125%, 05/15/16............................. $    1,930 $1,998,266
Exxon Mobil Corp.
    0.921%, 03/15/17.............................      5,000  5,004,090
    1.819%, 03/15/19.............................      5,472  5,492,301
Fifth Third Bancorp
    3.625%, 01/25/16.............................      1,051  1,086,362
Fifth Third Bank
    1.450%, 02/28/18.............................      3,000  2,974,761
FMC Technologies, Inc.
    2.000%, 10/01/17.............................      1,120  1,128,417
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................      1,524  1,665,436
Freeport-McMoRan, Inc.
    2.150%, 03/01/17.............................        299    304,064
GATX Corp.
    1.250%, 03/04/17.............................      1,500  1,493,770
General Dynamics Corp.
    1.000%, 11/15/17.............................        551    546,214
General Electric Capital Corp.
    3.750%, 11/14/14.............................        215    215,183
    2.250%, 11/09/15.............................        143    145,651
    2.950%, 05/09/16.............................        286    295,717
    1.600%, 11/20/17.............................      3,000  3,017,046
Genworth Holdings, Inc.
    6.515%, 05/22/18.............................         34     38,287
Georgia Power Co.
    0.750%, 08/10/15.............................      1,028  1,028,641
    5.250%, 12/15/15.............................        217    228,823
Goldman Sachs Group, Inc. (The)
    5.125%, 01/15/15.............................        422    425,541
    3.625%, 02/07/16.............................      1,073  1,107,416
    6.250%, 09/01/17.............................      2,381  2,668,870
Google, Inc.
    2.125%, 05/19/16.............................      1,052  1,077,336
Halliburton Co.
    1.000%, 08/01/16.............................        651    654,017
    2.000%, 08/01/18.............................      3,970  3,998,147
Hartford Financial Services Group, Inc. (The)
    4.000%, 03/30/15.............................        143    144,947
Hershey Co. (The)
    4.850%, 08/15/15.............................         36     37,272
    1.500%, 11/01/16.............................        358    363,425
Hewlett-Packard Co.
    2.200%, 12/01/15.............................      1,379  1,399,179
    2.600%, 09/15/17.............................         72     73,784
    5.500%, 03/01/18.............................        358    399,188
    2.750%, 01/14/19.............................        340    341,957
Hillshire Brands Co. (The)
    2.750%, 09/15/15.............................         72     73,096
Home Depot, Inc. (The)
    5.400%, 03/01/16.............................         64     68,065
    2.250%, 09/10/18.............................      2,000  2,033,438

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount   Value+
                                                  -   ------   ------
                                                      (000)
UNITED STATES -- (Continued)
HSBC Finance Corp.
    5.500%, 01/19/16............................. $      143 $  150,964
HSBC USA, Inc.
    1.625%, 01/16/18.............................      1,130  1,129,339
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................      1,043  1,058,735
Intel Corp.
    1.950%, 10/01/16.............................        859    877,623
International Business Machines Corp.
    1.250%, 02/08/18.............................        100     99,243
    1.950%, 02/12/19.............................        537    536,806
Intuit, Inc.
    5.750%, 03/15/17.............................      1,300  1,429,793
Jefferies Group LLC
    5.125%, 04/13/18.............................        134    145,230
John Deere Capital Corp.
    2.000%, 01/13/17.............................        472    481,949
    1.200%, 10/10/17.............................      1,074  1,074,046
Johnson & Johnson
    2.150%, 05/15/16.............................        143    146,474
Johnson Controls, Inc.
    5.500%, 01/15/16.............................        450    475,358
    2.600%, 12/01/16.............................        401    413,947
JPMorgan Chase & Co.
    3.400%, 06/24/15.............................        179    182,233
    3.150%, 07/05/16.............................        859    888,557
    2.000%, 08/15/17.............................        125    126,476
    2.350%, 01/28/19.............................      1,000  1,006,876
Kellogg Co.
    1.875%, 11/17/16.............................        371    377,245
    1.750%, 05/17/17.............................        314    316,738
KeyBank NA
    1.100%, 11/25/16.............................        859    859,818
    1.650%, 02/01/18.............................      2,000  1,995,052
KeyCorp
    3.750%, 08/13/15.............................      1,275  1,305,225
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................      2,000  1,997,514
Kinder Morgan Energy Partners L.P.
    3.500%, 03/01/16.............................        787    810,863
Kohl's Corp.
    6.250%, 12/15/17.............................        358    403,912
Kraft Foods Group, Inc.
    1.625%, 06/04/15.............................        838    843,159
Kroger Co. (The)
    1.200%, 10/17/16.............................        480    480,728
    6.400%, 08/15/17.............................      1,170  1,320,471
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................      1,633  1,657,185
Lockheed Martin Corp.
    2.125%, 09/15/16.............................         95     97,212
Loews Corp.
    5.250%, 03/15/16.............................        143    151,788

                                                       Face
                                                      Amount   Value+
                                                  -   ------   ------
                                                      (000)
UNITED STATES -- (Continued)
Lorillard Tobacco Co.
    2.300%, 08/21/17............................. $    1,797 $1,815,791
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................        715    745,129
Marathon Oil Corp.
    0.900%, 11/01/15.............................      1,274  1,275,238
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................        650    662,221
MasterCard, Inc.
    2.000%, 04/01/19.............................      2,550  2,545,854
Mattel, Inc.
    2.350%, 05/06/19.............................      3,000  2,981,127
McDonald's Corp.
    5.350%, 03/01/18.............................        286    320,375
    5.000%, 02/01/19.............................      4,506  5,041,232
McKesson Corp.
    1.400%, 03/15/18.............................      2,740  2,694,239
Medtronic, Inc.
    3.000%, 03/15/15.............................        465    469,372
Merck Sharp & Dohme Corp.
    4.750%, 03/01/15.............................        215    218,102
MetLife, Inc.
    5.000%, 06/15/15.............................        358    367,836
Microsoft Corp.
    2.500%, 02/08/16.............................        787    806,806
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................         70     71,070
Mondelez International, Inc.
    2.250%, 02/01/19.............................      2,000  1,996,064
Monsanto Co.
    1.850%, 11/15/18.............................      2,155  2,147,632
Morgan Stanley
    3.800%, 04/29/16.............................        100    103,945
    4.750%, 03/22/17.............................      1,829  1,965,312
MUFG Union Bank NA
    3.000%, 06/06/16.............................      1,996  2,057,018
Mylan, Inc.
    2.550%, 03/28/19.............................      1,097  1,092,072
National City Corp.
    4.900%, 01/15/15.............................        807    813,788
NetApp, Inc.
    2.000%, 12/15/17.............................        715    721,177
Newell Rubbermaid, Inc.
    6.250%, 04/15/18.............................        930  1,056,520
NextEra Energy Capital Holdings, Inc.
    2.600%, 09/01/15.............................      1,073  1,089,759
    2.400%, 09/15/19.............................      1,950  1,952,769
Nisource Finance Corp.
    6.400%, 03/15/18.............................        215    245,758
Northeast Utilities
    1.450%, 05/01/18.............................      1,235  1,215,765
Novartis Capital Corp.
    2.900%, 04/24/15.............................        157    158,901
Nucor Corp.
    5.750%, 12/01/17.............................      4,612  5,143,275

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount   Value+
                                                  -   ------   ------
                                                      (000)
UNITED STATES -- (Continued)
NYSE Euronext
    2.000%, 10/05/17............................. $    1,350 $1,375,068
Occidental Petroleum Corp.
    2.500%, 02/01/16.............................        384    392,504
    1.750%, 02/15/17.............................        705    714,105
Ohio Power Co.
    6.000%, 06/01/16.............................        143    154,357
Omnicom Group, Inc.
    5.900%, 04/15/16.............................        707    755,587
ONEOK Partners L.P.
    6.150%, 10/01/16.............................        836    911,208
Oracle Corp.
    5.250%, 01/15/16.............................        286    302,010
    1.200%, 10/15/17.............................      1,665  1,659,559
PACCAR Financial Corp.
    0.750%, 08/14/15.............................        715    716,816
    1.600%, 03/15/17.............................         33     33,373
PepsiCo, Inc.
    3.100%, 01/15/15.............................         62     62,322
    0.750%, 03/05/15.............................        114    114,170
    5.000%, 06/01/18.............................        670    745,358
    2.250%, 01/07/19.............................      1,000  1,014,547
Pfizer, Inc.
    1.500%, 06/15/18.............................      1,252  1,248,553
PG&E Corp.
    2.400%, 03/01/19.............................      2,074  2,081,724
Philip Morris International, Inc.
    2.500%, 05/16/16.............................      1,000  1,027,878
    1.625%, 03/20/17.............................        358    362,195
Pioneer Natural Resources Co.
    6.875%, 05/01/18.............................      2,000  2,292,864
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    6.500%, 05/01/18.............................        900  1,034,887
PNC Funding Corp.
    2.700%, 09/19/16.............................      1,000  1,030,224
PPG Industries, Inc.
    1.900%, 01/15/16.............................        275    278,747
Praxair, Inc.
    1.250%, 11/07/18.............................        888    870,606
Precision Castparts Corp.
    0.700%, 12/20/15.............................      2,000  2,004,230
Procter & Gamble Co. (The)
    1.800%, 11/15/15.............................        358    363,317
Progress Energy, Inc.
    5.625%, 01/15/16.............................        143    151,023
Prudential Financial, Inc.
    3.000%, 05/12/16.............................      1,294  1,334,694
Quest Diagnostics, Inc.
    5.450%, 11/01/15.............................         72     75,129
    3.200%, 04/01/16.............................      1,343  1,382,770
Questar Corp.
    2.750%, 02/01/16.............................        672    687,688

                                                       Face
                                                      Amount   Value+
                                                  -   ------   ------
                                                      (000)
UNITED STATES -- (Continued)
Qwest Corp.
    6.500%, 06/01/17............................. $       72 $   79,846
Raymond James Financial, Inc.
    4.250%, 04/15/16.............................      1,000  1,046,470
Raytheon Co.
    6.750%, 03/15/18.............................        293    340,416
Republic Services, Inc.
    3.800%, 05/15/18.............................        388    412,510
Roper Industries, Inc.
    2.050%, 10/01/18.............................        135    134,302
Ryder System, Inc.
    2.500%, 03/01/18.............................        250    255,250
    2.350%, 02/26/19.............................      2,000  1,999,268
Sempra Energy
    6.500%, 06/01/16.............................        921  1,001,465
Southern Power Co.
    4.875%, 07/15/15.............................        143    147,049
Starbucks Corp.
    0.875%, 12/05/16.............................        752    752,834
    2.000%, 12/05/18.............................      1,183  1,188,054
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................        367    423,533
State Street Corp.
    2.875%, 03/07/16.............................        429    441,870
Stryker Corp.
    1.300%, 04/01/18.............................      1,500  1,481,583
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................        715    743,154
Symantec Corp.
    2.750%, 06/15/17.............................        358    363,845
Target Corp.
    6.000%, 01/15/18.............................      1,400  1,589,475
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................        613    614,674
Tech Data Corp.
    3.750%, 09/21/17.............................        358    371,705
Texas Instruments, Inc.
    2.375%, 05/16/16.............................        662    680,582
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................         93     94,100
    1.850%, 01/15/18.............................      2,166  2,167,458
Time Warner, Inc.
    5.875%, 11/15/16.............................        893    977,306
    2.100%, 06/01/19.............................      2,000  1,970,852
Toyota Motor Credit Corp.
    2.800%, 01/11/16.............................        751    770,980
    2.000%, 09/15/16.............................        358    365,844
    1.125%, 05/16/17.............................      3,000  2,995,638
    2.100%, 01/17/19.............................        572    575,700
Transatlantic Holdings, Inc.
    5.750%, 12/14/15.............................        100    105,288
Travelers Cos., Inc. (The)
    5.500%, 12/01/15.............................        608    639,850

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount   Value+
                                                  -   ------   ------
                                                      (000)
UNITED STATES -- (Continued)
Tyson Foods, Inc.
    2.650%, 08/15/19............................. $    2,000 $ 2,019,064
Unilever Capital Corp.
    2.750%, 02/10/16.............................        650     666,974
    2.200%, 03/06/19.............................      1,000   1,015,404
Union Pacific Corp.
    2.250%, 02/15/19.............................      1,400   1,420,104
United Technologies Corp.
    4.875%, 05/01/15.............................         64      65,400
    1.800%, 06/01/17.............................      1,006   1,023,720
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................        200     223,924
    1.400%, 10/15/17.............................      1,444   1,451,766
US Bancorp
    3.150%, 03/04/15.............................        215     216,960
    1.950%, 11/15/18.............................      1,000   1,003,085
    2.200%, 04/25/19.............................      2,000   2,009,726
Valero Energy Corp.
    6.125%, 06/15/17.............................        251     279,084
Verizon Communications, Inc.
    2.000%, 11/01/16.............................      1,245   1,267,079
Viacom, Inc.
    1.250%, 02/27/15.............................        165     165,357
    6.250%, 04/30/16.............................        358     386,204
    2.500%, 12/15/16.............................        572     586,592
Wal-Mart Stores, Inc.
    0.600%, 04/11/16.............................        215     215,150
    2.800%, 04/15/16.............................        572     590,732
    5.375%, 04/05/17.............................        448     494,414
    1.125%, 04/11/18.............................     11,351  11,206,581
    1.950%, 12/15/18.............................        490     492,924
Walgreen Co.
    1.000%, 03/13/15.............................        990     991,574
    1.800%, 09/15/17.............................        644     646,353
    5.250%, 01/15/19.............................         34      37,989
Walt Disney Co. (The)
    1.125%, 02/15/17.............................      1,214   1,218,404
Waste Management, Inc.
    2.600%, 09/01/16.............................      1,465   1,508,929
WellPoint, Inc.
    1.250%, 09/10/15.............................      2,000   2,011,370
    5.875%, 06/15/17.............................        117     130,126
    1.875%, 01/15/18.............................      3,000   3,004,077
Wells Fargo & Co.
    1.500%, 07/01/15.............................        501     504,765
    2.625%, 12/15/16.............................        762     788,754
    2.100%, 05/08/17.............................        552     563,917
Western Gas Partners L.P.
    2.600%, 08/15/18.............................      1,875   1,900,884
Western Union Co. (The)
    5.930%, 10/01/16.............................        566     615,257
Whirlpool Corp.
    7.750%, 07/15/16.............................        358     397,198
Williams Partners L.P.
    3.800%, 02/15/15.............................        237     238,954

                                                          Face
                                                         Amount    Value+
                                                     -   ------    ------
                                                         (000)
UNITED STATES -- (Continued)
Wyndham Worldwide Corp.
       2.500%, 03/01/18............................. $    1,805 $  1,815,548
Xerox Corp.
       4.250%, 02/15/15.............................        710      717,364
       2.950%, 03/15/17.............................      2,000    2,069,440
Xilinx, Inc.
       2.125%, 03/15/19.............................      2,500    2,499,187
Yum! Brands, Inc.
       6.250%, 04/15/16.............................        647      694,078
       6.250%, 03/15/18.............................         58       65,410
                                                                ------------
TOTAL UNITED STATES.................................             352,881,232
                                                                ------------
TOTAL BONDS.........................................             581,849,693
                                                                ------------

AGENCY OBLIGATIONS -- (4.2%)
Federal Farm Credit Bank
       4.875%, 12/16/15.............................        138      145,174
Federal Home Loan Bank
       0.500%, 11/20/15.............................        645      646,974
       4.875%, 05/17/17.............................      1,180    1,300,209
Federal Home Loan Mortgage Corporation
       5.125%, 10/18/16.............................        358      389,201
       5.000%, 04/18/17.............................      1,002    1,101,942
       1.250%, 05/12/17.............................      5,358    5,409,839
       1.000%, 07/28/17.............................        429      429,787
       1.000%, 09/29/17.............................         66       65,918
       3.750%, 03/27/19.............................      4,000    4,358,696
       1.750%, 05/30/19.............................      4,000    4,004,744
Federal National Mortgage Association
       4.875%, 12/15/16.............................      1,073    1,168,987
       1.250%, 01/30/17.............................        358      362,222
       5.000%, 02/13/17.............................        358      392,432
       0.750%, 04/20/17.............................      5,300    5,288,345
       1.875%, 09/18/18.............................        715      727,075
Tennessee Valley Authority
       1.750%, 10/15/18.............................        715      719,257
                                                                ------------
TOTAL AGENCY OBLIGATIONS............................              26,510,802
                                                                ------------

U.S. TREASURY OBLIGATIONS -- (2.9%)
Treasury Inflation Protected Security
  ^^^  0.125%, 04/15/18.............................     10,900   11,350,166
++^^^ 0.125%, 04/15/19..............................      6,800    6,948,726
                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS.....................              18,298,892
                                                                ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $626,381,519)...............................             $626,659,387
                                                                ============

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                          ------------------------------------------
                                          Level 1    Level 2    Level 3     Total
                                          ------- ------------  ------- ------------
Bonds
  Australia..............................   --    $ 27,364,146    --    $ 27,364,146
  Austria................................   --       2,056,691    --       2,056,691
  Belgium................................   --         144,205    --         144,205
  Canada.................................   --      59,025,243    --      59,025,243
  Denmark................................   --         710,737    --         710,737
  Finland................................   --       7,732,495    --       7,732,495
  France.................................   --      15,646,454    --      15,646,454
  Germany................................   --      14,054,423    --      14,054,423
  Italy..................................   --       2,089,046    --       2,089,046
  Japan..................................   --      10,980,315    --      10,980,315
  Netherlands............................   --      27,684,025    --      27,684,025
  Norway.................................   --       3,637,055    --       3,637,055
  Singapore..............................   --         545,112    --         545,112
  Supranational Organization Obligations.   --      21,943,544    --      21,943,544
  Sweden.................................   --       8,036,777    --       8,036,777
  Switzerland............................   --       4,939,188    --       4,939,188
  United Kingdom.........................   --      22,379,005    --      22,379,005
  United States..........................   --     352,881,232    --     352,881,232
Agency Obligations.......................   --      26,510,802    --      26,510,802
U.S. Treasury Obligations................   --      18,298,892    --      18,298,892
Swap Agreements**........................   --      (6,284,007)   --      (6,284,007)
Forward Currency Contracts**.............   --          17,518    --          17,518
                                            --    ------------    --    ------------
TOTAL....................................   --    $620,392,898    --    $620,392,898
                                            ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (99.6%)
ALABAMA -- (0.4%)
Alabama State (GO) Series A
    5.000%, 08/01/19............................. $4,500 $ 5,308,110
City of Birmingham (GO) Series A (NATL-RE)
    5.000%, 04/01/16.............................  2,800   2,984,436
                                                         -----------
TOTAL ALABAMA....................................          8,292,546
                                                         -----------

ALASKA -- (0.2%)
City of Anchorage (GO) Series B (NATL-RE)
    5.000%, 12/01/14.............................  3,440   3,453,175
                                                         -----------

ARIZONA -- (1.6%)
Arizona School Facilities Board (RB)
    5.000%, 01/01/15.............................  1,125   1,133,831
Arizona State Transportation Board (RB)
    5.000%, 07/01/17.............................  2,105   2,348,633
    5.000%, 07/01/18.............................  5,050   5,800,733
City of Phoenix (GO) Series A
    5.000%, 07/01/15.............................  1,250   1,288,100
Maricopa County Community College District (GO)
    4.000%, 07/01/18.............................  2,210   2,455,796
    3.000%, 07/01/20.............................  6,505   7,087,457
Pima County (GO)
    3.000%, 07/01/16.............................  1,625   1,694,924
Salt River Project Agricultural Improvement &
 Power District (RB) Series A
    5.000%, 01/01/15.............................  4,430   4,464,953
Salt River Project Agricultural Improvement &
 Power District (RB) Series B
    4.000%, 12/01/14.............................  3,190   3,199,602
    4.000%, 01/01/16.............................  5,000   5,210,250
                                                         -----------
TOTAL ARIZONA....................................         34,684,279
                                                         -----------

ARKANSAS -- (0.7%)
Arkansas State (GO)
    5.000%, 04/01/18.............................  6,890   7,870,240
    5.000%, 04/01/19.............................  7,240   8,464,574
                                                         -----------
TOTAL ARKANSAS...................................         16,334,814
                                                         -----------

COLORADO -- (1.2%)
City & County of Denver (GO) Series A
    5.000%, 08/01/17.............................  4,000   4,476,200
    5.000%, 08/01/18.............................  7,745   8,922,162
    5.000%, 08/01/20.............................  4,920   5,911,380

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
COLORADO -- (Continued)
City of Aurora (GO)
    5.000%, 12/01/14............................. $ 4,515 $ 4,532,112
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
    4.000%, 12/01/18.............................   1,185   1,321,986
                                                          -----------
TOTAL COLORADO...................................          25,163,840
                                                          -----------

CONNECTICUT -- (2.7%)
Connecticut State (GO) Series A
    5.000%, 10/15/19.............................   5,350   6,306,205
Connecticut State (GO) Series B (AMBAC)
    5.250%, 06/01/18.............................  17,310  19,931,253
Connecticut State (GO) Series C
    5.000%, 12/01/15.............................   4,000   4,206,000
    5.000%, 06/01/18.............................   9,980  11,403,847
Connecticut State Special Tax Revenue (RB)
    5.000%, 01/01/19.............................  11,000  12,718,310
Hartford County Metropolitan District (GO)
 Series A
    4.000%, 07/15/15.............................   3,900   4,004,442
                                                          -----------
TOTAL CONNECTICUT................................          58,570,057
                                                          -----------

DELAWARE -- (1.6%)
City of Wilmington (GO) Series A
    5.000%, 12/01/14.............................   2,625   2,634,923
Delaware State (GO)
    5.000%, 07/01/19.............................   5,000   5,885,050
Delaware State (GO) Series A
    4.000%, 08/01/17.............................   5,100   5,573,229
    5.000%, 08/01/19.............................   5,745   6,776,687
Delaware State (GO) Series C
    5.000%, 03/01/18.............................   5,265   5,999,678
Delaware Transportation Authority (RB) Series A
    5.000%, 07/01/15.............................   3,480   3,590,525
    5.000%, 07/01/15.............................   4,270   4,405,615
                                                          -----------
TOTAL DELAWARE...................................          34,865,707
                                                          -----------

FLORIDA -- (3.9%)
Florida State (GO)
    5.000%, 07/01/15.............................   7,310   7,542,677
Florida State (GO) Series A
    5.000%, 06/01/18.............................   4,000   4,579,800
    5.000%, 06/01/20.............................   2,850   3,401,475

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
FLORIDA -- (Continued)
Florida State Board of Education (GO) Series A
    5.000%, 06/01/17............................. $   555 $   617,537
    5.000%, 06/01/19.............................  19,310  22,630,741
    5.000%, 06/01/19.............................  10,100  11,836,897
Florida State Board of Education (GO) Series B
    5.000%, 06/01/16.............................   2,500   2,682,925
    5.000%, 06/01/17.............................   9,700  10,792,996
Florida State Board of Education (GO) Series C
    5.000%, 06/01/15.............................   6,440   6,619,354
Florida's Turnpike Enterprise (RB) Series A
    5.000%, 07/01/15.............................   4,000   4,122,200
Florida's Turnpike Enterprise (RB) Series B
    5.000%, 07/01/16.............................  10,180  10,955,411
                                                          -----------
TOTAL FLORIDA....................................          85,782,013
                                                          -----------

GEORGIA -- (4.0%)
Athens-Clarke County Unified Government Water &
 Sewerage Revenue (RB)
    5.000%, 01/01/17.............................   1,100   1,201,508
City of Albany (GO)
    3.000%, 06/01/17.............................   2,220   2,338,859
De Kalb County School District (GO) (ST AID
 WITHHLDG)
    4.000%, 11/01/17.............................   8,575   9,362,528
Georgia State (GO) Series A
    5.000%, 07/01/19.............................   7,350   8,654,625
Georgia State (GO) Series A-1
    5.000%, 02/01/20.............................   4,210   5,015,163
Georgia State (GO) Series D
    5.000%, 07/01/17.............................  10,000  11,174,300
    5.000%, 02/01/19.............................   7,970   9,300,592
Georgia State (GO) Series E-1
    4.500%, 07/01/19.............................   6,890   7,956,985
Georgia State (GO) Series I
    5.000%, 07/01/19.............................  17,475  20,576,812
Georgia State Road & Tollway Authority (RB)
 Series A
    5.000%, 06/01/16.............................     255     272,863
    5.000%, 06/01/17.............................   1,000   1,108,880
Georgia State Road & Tollway Authority (RB)
 Series B (ST GTD)
    5.000%, 10/01/17.............................   8,510   9,576,388
                                                          -----------
TOTAL GEORGIA....................................          86,539,503
                                                          -----------

HAWAII -- (3.1%)
City & County of Honolulu (GO) Series B
    5.000%, 11/01/19.............................   8,000   9,463,600
City & County of Honolulu (GO) Series B (AGM)
    5.250%, 07/01/17.............................   1,175   1,318,949

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
HAWAII -- (Continued)
City & County of Honolulu (GO) Series B (FSA)
 (AGM)
    5.250%, 07/01/15............................. $ 4,220 $ 4,361,243
Hawaii State (GO) Series DG (AMBAC)
    5.000%, 07/01/15.............................  15,945  16,446,151
Hawaii State (GO) Series DK
    5.000%, 05/01/16.............................   7,000   7,486,220
Hawaii State (GO) Series DR
    5.000%, 06/01/19.............................   9,725  11,378,445
Hawaii State (GO) Series DT
    4.000%, 11/01/14.............................   4,950   4,950,000
Hawaii State (GO) Series EE
    5.000%, 11/01/18.............................  11,495  13,293,508
                                                          -----------
TOTAL HAWAII.....................................          68,698,116
                                                          -----------

ILLINOIS -- (0.6%)
Central Lake County Joint Action Water Agency
 (RB)
    4.000%, 05/01/18.............................   6,195   6,844,174
City of Peoria (GO) Series D
    4.000%, 01/01/17.............................   1,620   1,722,287
Du Page Cook & Will Counties Community College
 District No. 502 (GO)
    5.000%, 06/01/16.............................   5,000   5,354,350
                                                          -----------
TOTAL ILLINOIS...................................          13,920,811
                                                          -----------

IOWA -- (0.2%)
State of Iowa (RB) Series A
    5.000%, 06/01/18.............................   4,185   4,772,532
                                                          -----------

KANSAS -- (0.3%)
Kansas State Department of Transportation (RB)
 Series C
    5.000%, 09/01/19.............................   4,975   5,870,898
                                                          -----------

KENTUCKY -- (0.5%)
Kentucky State Asset Liability Commission (RB)
 Series A (AMBAC)
    5.000%, 10/01/16.............................     500     543,815
Louisville & Jefferson County Metropolitan Sewer
 District (RB) Series B
    5.000%, 05/15/15.............................   9,415   9,655,271
                                                          -----------
TOTAL KENTUCKY...................................          10,199,086
                                                          -----------

LOUISIANA -- (0.3%)
Louisiana State (GO) Series A
    5.000%, 02/01/18.............................   4,000   4,541,560
Saint Tammany Parish Wide School District No.12
 (GO) (ASSURED GTY)
    5.000%, 03/01/16.............................     930     986,990
                                                          -----------
TOTAL LOUISIANA..................................           5,528,550
                                                          -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
MARYLAND -- (5.4%)
Charles County (GO)
    5.000%, 03/01/19............................. $ 2,450 $  2,862,384
Maryland State (GO)
    5.000%, 03/01/19.............................   6,300    7,360,416
    5.000%, 08/01/19.............................   2,000    2,358,160
Maryland State (GO) Series A
    5.000%, 03/01/16.............................   3,900    4,143,282
    5.000%, 08/01/19.............................  20,000   23,581,600
Maryland State (GO) Series B
    5.000%, 08/01/19.............................  11,500   13,559,420
Maryland State (GO) Series C
    5.000%, 03/01/16.............................   1,000    1,062,380
    5.000%, 11/01/18.............................   9,305   10,800,500
Montgomery County (GO) Series A
    5.000%, 11/01/14.............................  10,750   10,750,000
Prince George's County (GO) Series B
    4.000%, 03/01/19.............................   9,575   10,787,003
    4.000%, 03/01/20.............................   9,780   11,149,689
Prince George's County (GO) Series C
    5.000%, 08/01/18.............................  10,075   11,610,329
University System of Maryland (RB) Series D
    3.000%, 04/01/15.............................   2,200    2,225,762
Washington Suburban Sanitary Commission (GO)
 Series A
    4.000%, 06/01/18.............................   5,000    5,556,700
                                                          ------------
TOTAL MARYLAND...................................          117,807,625
                                                          ------------

MASSACHUSETTS -- (4.7%)
City of Boston (GO) Series A
    5.000%, 03/01/18.............................   3,960    4,523,785
Commonwealth of Massachusetts (GO) Series B
    5.000%, 08/01/18.............................   3,750    4,315,500
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20.............................   8,500   10,176,370
Commonwealth of Massachusetts (GO) Series C (GO
 OF CMNWLTH)
    5.500%, 11/01/15.............................   7,200    7,579,008
Commonwealth of Massachusetts (GO) Series C
 (NATL-RE FGIC GO OF CMNWLTH)
    5.500%, 11/01/14.............................   5,000    5,000,000
Commonwealth of Massachusetts (GO) Series D
    5.500%, 11/01/14.............................   4,585    4,585,000

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
MASSACHUSETTS -- (Continued)
Commonwealth of Massachusetts (GO) Series D
 (AMBAC)
    5.500%, 10/01/19............................. $ 4,220 $  5,079,656
Commonwealth of Massachusetts (GO) Series E
    5.000%, 12/01/17.............................  15,000   16,976,550
Massachusetts Bay Transportation Authority (RB)
 Series A
    5.250%, 07/01/19.............................   3,115    3,704,763
Massachusetts Water Pollution Abatement Trust
 (The) (RB)
    2.000%, 08/01/16.............................  13,000   13,373,750
    5.000%, 08/01/20.............................   5,830    7,008,302
Massachusetts Water Resources Authority (RB)
 Series J (AGM GO OF AUTH)
    5.250%, 08/01/18.............................  18,000   20,937,240
                                                          ------------
TOTAL MASSACHUSETTS..............................          103,259,924
                                                          ------------

MICHIGAN -- (1.6%)
Chippewa Valley Schools (GO) (Q-SBLF)
    5.000%, 05/01/17.............................   1,000    1,103,030
Michigan Finance Authority (RB) Series A
    5.000%, 07/01/16.............................   2,590    2,788,627
    5.000%, 07/01/18.............................  15,150   17,473,253
Michigan State (GO)
    5.000%, 11/01/19.............................  10,700   12,595,077
                                                          ------------
TOTAL MICHIGAN...................................           33,959,987
                                                          ------------

MINNESOTA -- (4.9%)
Chaska Independent School District No. 112 (GO)
 Series A (SD CRED PROG)
    4.000%, 02/01/15.............................   5,740    5,793,324
City of Minneapolis (GO)
    3.000%, 12/01/15.............................   8,700    8,961,696
    2.000%, 12/01/18.............................   5,085    5,285,349
City of Minneapolis (GO) Series B
    4.000%, 12/01/15.............................   8,830    9,190,176
Lakeville Independent School District No. 194
 (GO) Series D (SD CRED PROG)
    5.000%, 02/01/19.............................   4,425    5,147,735
Minnesota State (GO) Series A
    5.000%, 08/01/17.............................  13,665   15,291,818
Minnesota State (GO) Series B
    5.000%, 08/01/19.............................   4,000    4,712,240
    4.000%, 08/01/20.............................   8,800   10,046,872

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           Face
                                                          Amount     Value+
                                                          ------     ------
                                                          (000)
MINNESOTA -- (Continued)
Minnesota State (GO) Series F
            5.000%, 10/01/17............................. $12,000 $ 13,503,720
Minnesota State (GO) Series H
            5.000%, 11/01/14.............................  15,000   15,000,000
            5.000%, 11/01/15.............................   5,000    5,238,500
University of Minnesota (RB) Series A (GO OF UNIV)
            5.000%, 12/01/17.............................   5,040    5,704,121
Washington County (GO) Series A
            5.000%, 02/01/15.............................   3,275    3,312,106
                                                                  ------------
TOTAL MINNESOTA..........................................          107,187,657
                                                                  ------------

MISSOURI -- (0.6%)
Missouri State (GO) Series A
            4.000%, 10/01/17.............................  11,850   13,012,367
                                                                  ------------

NEBRASKA -- (0.3%)
University of Nebraska Facilities Corp. (RB)
            5.000%, 07/15/16.............................   5,220    5,630,605
                                                                  ------------

NEVADA -- (1.8%)
Clark County (GO)
            5.000%, 11/01/16.............................   7,425    8,036,004
Clark County School District (GO) Series B (AMBAC)
            4.500%, 06/15/17.............................   5,770    6,325,247
Clark County School District (GO) Series C
            5.000%, 06/15/16.............................   1,000    1,073,460
Nevada State (RB)
(currency)  4.250%, 12/01/17 (Pre-refunded @
             $100, 12/1/15)..............................  15,245   15,909,377
Truckee Meadows Water Authority (RB)
            5.000%, 07/01/15.............................   3,900    4,023,864
Washoe County School District (GO) Series B
            2.000%, 06/01/15.............................   3,000    3,031,740
                                                                  ------------
TOTAL NEVADA.............................................           38,399,692
                                                                  ------------

NEW HAMPSHIRE -- (0.2%)
City of Dover (GO)
            3.000%, 06/15/16.............................   1,850    1,926,553
            3.000%, 06/15/17.............................   1,000    1,057,530
City of Nashua (GO)
            5.000%, 03/15/17.............................   1,400    1,543,500
                                                                  ------------
TOTAL NEW HAMPSHIRE......................................            4,527,583
                                                                  ------------

NEW JERSEY -- (0.7%)
East Windsor Regional School District (GO) (SCH BD RES
 FD)
            3.000%, 03/01/16.............................     625      646,488

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
NEW JERSEY -- (Continued)
Livingston Township (GO)
    3.000%, 01/15/16............................. $ 1,335 $ 1,377,947
    3.000%, 01/15/17.............................   1,810   1,884,337
New Jersey State (GO)
    5.000%, 06/01/18.............................   5,990   6,794,816
New Jersey State (GO) Series H
    5.250%, 07/01/15.............................   3,500   3,614,065
                                                          -----------
TOTAL NEW JERSEY.................................          14,317,653
                                                          -----------

NEW MEXICO -- (0.8%)
City of Albuquerque (GO) Series A
    5.000%, 07/01/18.............................   4,775   5,486,714
New Mexico State (GO)
    5.000%, 03/01/17.............................   4,745   5,246,641
New Mexico State Severance Tax Permanent Fund
 (RB) Series A
    5.000%, 07/01/19.............................   6,500   7,644,065
                                                          -----------
TOTAL NEW MEXICO.................................          18,377,420
                                                          -----------

NEW YORK -- (7.8%)
City of New York (GO) Series 1
    5.000%, 08/01/17.............................     500     558,365
City of New York (GO) Series B
    5.000%, 08/01/15.............................  10,000  10,359,500
City of New York (GO) Series C
    5.000%, 08/01/15.............................   2,630   2,724,549
City of New York (GO) Series G
    5.000%, 08/01/18.............................   8,000   9,193,600
    5.000%, 08/01/19.............................  15,310  17,912,700
City of New York (GO) Series H-2
    3.000%, 06/01/16.............................   4,000   4,164,760
City of New York (GO) Series H-A
    5.000%, 03/01/19.............................  10,105  11,722,103
City of New York (GO) Series I
    4.000%, 08/01/15.............................   4,130   4,247,994
Long Beach City School District (GO) (ST AID
 WITHHLDG)
    3.000%, 05/01/16.............................   3,740   3,888,179
New York State (GO) Series C
    3.000%, 02/01/15.............................   3,010   3,030,829
New York State Dormitory Authority (RB) Series A
    5.000%, 02/15/15.............................   1,025   1,039,002
    5.000%, 03/15/16.............................  20,000  21,281,400
    5.000%, 02/15/18.............................  11,440  12,991,264
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/19.............................     700     814,303

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB)
    5.000%, 12/15/17............................. $ 5,765 $  6,530,361
    5.000%, 12/15/18.............................     250      290,178
New York State Urban Development Corp. (RB)
 Series A
    5.000%, 03/15/17.............................   2,195    2,424,904
Suffolk County (GO) Series A
    4.000%, 04/01/16.............................   1,035    1,086,274
    3.000%, 05/15/16.............................   3,325    3,452,381
Suffolk County (GO) Series B
    3.000%, 10/15/15.............................   4,290    4,397,507
    3.000%, 10/15/16.............................   2,000    2,094,240
Suffolk County (GO) Series B (AGM)
    5.250%, 05/01/16.............................   3,315    3,549,304
Suffolk County (GO) Series C
    4.000%, 10/15/15.............................   5,890    6,093,087
Town of Brookhaven (GO) Series A
    3.000%, 02/01/19.............................   5,080    5,474,259
Town of Hempstead (GO) Series B
    5.000%, 02/01/17.............................   5,165    5,674,476
    5.000%, 02/01/18.............................   9,915   11,240,338
Triborough Bridge & Tunnel Authority (RB) Series
 B
    4.000%, 11/15/18.............................  11,860   13,281,065
                                                          ------------
TOTAL NEW YORK...................................          169,516,922
                                                          ------------

NORTH CAROLINA -- (3.6%)
City of Charlotte (GO) Series B
    5.000%, 06/01/16.............................   2,335    2,506,226
County of Onslow NC (GO)
    4.000%, 12/01/17.............................     525      577,059
Mecklenburg County (GO) Series B
    2.000%, 03/01/16.............................   5,000    5,114,100
North Carolina State (GO) Series A
    5.000%, 03/01/17.............................   9,025    9,968,112
    5.000%, 03/01/19.............................   5,000    5,848,500
North Carolina State (GO) Series B
    5.000%, 04/01/16.............................   7,350    7,836,276
    5.000%, 06/01/18.............................  29,730   34,129,743
Sanford Enterprise (RB) Series A
    5.000%, 06/01/15.............................   2,540    2,610,129
Wake County (GO) Series A
    5.000%, 05/01/17.............................   2,675    2,966,709
Wake County (GO) Series B
    5.000%, 05/01/18.............................   4,625    5,295,486
Wake County (GO) Series C
    5.000%, 03/01/15.............................   1,400    1,422,092
                                                          ------------
TOTAL NORTH CAROLINA.............................           78,274,432
                                                          ------------

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
OHIO -- (4.6%)
City of Columbus (GO) Series 1
    5.000%, 07/01/20............................. $10,000 $ 11,980,800
City of Columbus (GO) Series A
    5.000%, 02/15/17.............................   8,550    9,430,564
    5.000%, 02/15/19.............................  10,000   11,666,200
Greater Cleveland Regional Transit Authority
 (GO) Series B
    5.000%, 12/01/16.............................   2,725    2,971,531
Mason City School District (GO) (ETM) (NATL-RE
 FGIC)
    5.000%, 12/01/15.............................     470      494,257
Mason City School District (GO) (NATL-RE FGIC)
    5.000%, 12/01/15.............................   1,530    1,608,795
Ohio State (GO)
    5.000%, 11/01/15.............................   2,425    2,540,672
    5.000%, 09/01/19.............................   4,215    4,961,055
    3.000%, 05/01/20.............................   5,000    5,418,500
Ohio State (GO) Series A
    5.000%, 05/01/20.............................   7,000    8,343,230
Ohio State (GO) Series B
    5.000%, 08/01/19.............................   4,420    5,193,633
Ohio State (GO) Series C
    5.000%, 08/01/15.............................   4,000    4,143,520
    5.000%, 08/01/17.............................   2,475    2,769,649
Ohio State Series B
    5.000%, 08/01/20.............................  10,000   11,966,100
Ohio State University (The) (RB) Series A
    5.000%, 12/01/14.............................   6,760    6,785,620
Ohio State University (The) (RB) Series A (ETM)
    4.000%, 12/01/15.............................      55       57,219
Ohio State University (The) (RB) Series A (UP)
    4.000%, 12/01/15.............................     945      983,547
Ohio State Water Development Authority (RB)
 Series A
    5.000%, 06/01/16.............................   3,080    3,304,347
State of Ohio (RB) Series 1
    3.000%, 12/15/14.............................   6,000    6,020,460
                                                          ------------
TOTAL OHIO.......................................          100,639,699
                                                          ------------

OKLAHOMA -- (1.3%)
Cleveland County Independent School District
 No. 29 (GO)
    1.500%, 03/01/16.............................   4,415    4,478,973
    1.500%, 03/01/17.............................   1,465    1,491,267
Oklahoma State Turnpike Authority (RB) Series A
    5.000%, 01/01/15.............................   1,320    1,330,388

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
OKLAHOMA -- (Continued)
Payne County Independent School District No. 16
 Stillwater (GO)
    1.500%, 06/01/17............................. $ 3,355 $ 3,416,397
Tulsa County Independent School District No. 1
 Tulsa (GO) Series B
    2.000%, 08/01/17.............................   5,800   6,000,970
Tulsa County Independent School District No. 1
 Tulsa (GO) Series C
    1.500%, 07/01/18.............................   5,745   5,856,166
Tulsa County Independent School District No. 3
 (GO)
    2.000%, 04/01/15.............................   2,425   2,443,382
    2.000%, 04/01/16.............................   4,300   4,398,771
                                                          -----------
TOTAL OKLAHOMA...................................          29,416,314
                                                          -----------

OREGON -- (0.9%)
City of Portland (GO) Series A
    4.000%, 06/01/15.............................   2,000   2,044,380
Jackson County School District No. 5 (GO)
 (NATL-RE FGIC SCH BD GTY)
    5.000%, 06/15/15.............................   1,965   2,022,574
Multnomah County (GO)
    5.000%, 08/01/19.............................   4,580   5,393,225
Oregon State (GO) Series I
    5.000%, 05/01/17.............................   7,565   8,400,025
Washington County School District No. 15 Forest
 Grove (GO) (AGM SCH BD GTY)
    5.250%, 06/15/15.............................   1,555   1,601,759
                                                          -----------
TOTAL OREGON.....................................          19,461,963
                                                          -----------

PENNSYLVANIA -- (5.2%)
Commonwealth of Pennsylvania (GO)
    5.000%, 07/01/18.............................   3,755   4,298,611
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/17.............................   8,000   8,841,440
    5.000%, 11/15/18.............................  10,645  12,308,068
    5.000%, 04/01/20.............................   8,500  10,068,165
Commonwealth of Pennsylvania (GO) Series 2
    5.000%, 10/15/19.............................   2,250   2,649,780
Commonwealth of Pennsylvania (GO) Series A
    5.000%, 02/15/16.............................   7,420   7,864,384
    5.000%, 05/01/16.............................   2,025   2,164,705
    5.000%, 02/15/19.............................   5,010   5,817,362
Commonwealth of Pennsylvania (GO) Series REF
    5.000%, 07/01/19.............................   7,655   8,953,058

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
PENNSYLVANIA -- (Continued)
Conestoga Valley School District (GO) (ST AID
 WITHHLDG)
    4.000%, 01/15/17............................. $ 2,680 $  2,857,684
Council Rock School District (GO) Series C (ST
 AID WITHHLDG)
    5.000%, 11/15/17.............................   5,285    5,966,342
Pennsylvania Economic Dev. Financing Authority
 (RB) Series A
    5.000%, 07/01/17.............................  19,555   21,829,246
    5.000%, 07/01/19.............................  13,430   15,780,519
Tredyffrin Easttown School District (GO) (ST AID
 WITHHLDG)
    5.000%, 02/15/15.............................   2,535    2,569,628
University of Pittsburgh of the Commonwealth
 System of Higher Education (RB) Series B (GO OF
 UNIV)
    5.000%, 09/15/15.............................   1,850    1,927,349
                                                          ------------
TOTAL PENNSYLVANIA...............................          113,896,341
                                                          ------------

RHODE ISLAND -- (0.4%)
Rhode Island State & Providence Plantations (GO)
 (AGM)
    5.000%, 02/15/15.............................   2,130    2,158,670
Rhode Island State & Providence Plantations (GO)
 (AGM) (ETM)
    5.000%, 02/15/15.............................   1,255    1,271,968
Rhode Island State & Providence Plantations (GO)
 Series A
    4.000%, 08/01/17.............................   2,065    2,250,106
Rhode Island State & Providence Plantations (GO)
 Series E (NATL-RE)
    5.000%, 11/01/15.............................   2,260    2,366,649
                                                          ------------
TOTAL RHODE ISLAND...............................            8,047,393
                                                          ------------

SOUTH CAROLINA -- (3.9%)
Beaufort County School District (GO) Series D
 (SCSDE)
    5.000%, 03/01/17.............................   6,425    7,075,917
Charleston County School District Dev. Corp.
 (GO) Series A (SCSDE)
    5.000%, 02/01/19.............................   7,595    8,838,909
Clemson University (RB)
    2.000%, 05/01/16.............................   1,355    1,388,170
Florence County (GO) (ST AID WITHHLDG)
    4.000%, 06/01/19.............................  15,000   16,848,900

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
SOUTH CAROLINA -- (Continued)
Richland County School District No. 2 (GO)
 Series C (SCSDE)
    5.000%, 02/01/16............................. $6,330 $ 6,700,875
    5.000%, 02/01/19.............................  5,740   6,680,097
South Carolina State (GO) Series A
    4.000%, 06/01/15.............................  6,000   6,133,140
    5.000%, 06/01/20.............................  7,445   8,925,438
South Carolina State (GO) Series A (ST AID
 WITHHLDG)
    5.000%, 10/01/16.............................  7,415   8,067,743
    5.000%, 10/01/17.............................  7,445   8,382,474
South Carolina State Public Service Authority
 (RB) Series A (ETM) (NATL-RE FGIC)
    5.500%, 01/01/15.............................    500     504,175
South Carolina State Public Service Authority
 (RB) Series E
    5.000%, 01/01/15.............................    835     841,546
York County School District No. 3 (GO) Series B
 (SCSDE)
    5.000%, 03/01/15.............................  4,770   4,845,128
                                                         -----------
TOTAL SOUTH CAROLINA.............................         85,232,512
                                                         -----------

SOUTH DAKOTA -- (0.1%)
Sioux Falls School District No. 49-5 (GO) Series
 B
    5.000%, 07/01/15.............................  1,500   1,547,745
                                                         -----------

TENNESSEE -- (1.1%)
City of Chattanooga (GO) Series A
    4.000%, 09/01/18.............................  9,160  10,224,484
City of Kingsport (GO) Series B
    3.000%, 04/01/17.............................  2,005   2,104,468
City of Memphis (GO) (NATL-RE)
    5.250%, 10/01/18.............................  4,000   4,659,560
City of Memphis (GO) Series A
    5.000%, 04/01/17.............................  1,230   1,359,986
City of Memphis (GO) Series D
    5.000%, 07/01/19.............................  4,180   4,903,265
Metropolitan Government Nashville & Davidson
 County Health & Educational Facs Bd (RB) Series
 E
    4.000%, 10/01/17.............................  1,500   1,644,855
                                                         -----------
TOTAL TENNESSEE..................................         24,896,618
                                                         -----------

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
TEXAS -- (11.5%)
Carrollton-Farmers Branch Independent School
 District (GO) (PSF-GTD)
     5.000%, 02/15/16.............................. $ 6,570 $ 6,965,251
City of Dallas (GO)
     5.000%, 02/15/15..............................  11,790  11,950,344
City of Dallas (GO) (ETM)
     5.000%, 02/15/15..............................      10      10,134
City of Dallas (GO) Series A
     5.000%, 02/15/16..............................   2,520   2,672,258
City of Dallas (GO) Series A (ETM)
     5.000%, 02/15/16..............................      10      10,595
City of Dallas (GO) Series C
     5.000%, 02/15/15..............................   2,430   2,462,999
City of Dallas (GO) Series C (ETM)
     5.000%, 02/15/15..............................      10      10,134
City of El Paso (GO)
     3.000%, 08/15/17..............................     500     531,865
City of Fort Worth Water & Sewer System (RB)
     5.000%, 02/15/18..............................  10,690  12,143,306
     5.000%, 02/15/19..............................     830     964,136
City of Frisco (GO) (NATL-RE FGIC)
     5.250%, 02/15/16..............................   1,175   1,249,742
City of Houston (GO) Series A
     4.000%, 03/01/16..............................   4,500   4,720,770
     5.000%, 03/01/16..............................  17,850  18,961,162
     4.000%, 03/01/18..............................   2,000   2,210,080
City of Houston (RN)
     5.000%, 06/30/15..............................  20,000  20,637,600
City of San Antonio (GO)
     5.000%, 02/01/20..............................   7,350   8,722,833
City of San Antonio Electric & Gas (RB)
     5.375%, 02/01/15..............................   5,975   6,050,285
City of San Antonio Electric & Gas (RB) Series A
     5.000%, 02/01/15..............................   3,025   3,060,393
     5.000%, 02/01/16..............................   2,875   3,043,446
City of San Antonio Electric & Gas (RB) Series D
     5.000%, 02/01/19..............................     700     813,064
Comal Independent School District (GO) Series A
 (PSF-GTD)
     5.000%, 02/01/18..............................   3,990   4,535,712
Dallas Independent School District (GO) (PSF-GTD)
     5.250%, 02/15/18..............................   2,000   2,292,240
Denton County (GO) Series A
     5.000%, 07/15/15..............................   3,960   4,093,808
El Paso County (GO) (NATL-RE)
     5.000%, 02/15/16..............................   2,490   2,630,536

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
TEXAS -- (Continued)
Fort Bend Independent School District (GO)
 (PSF-GTD)
    5.000%, 08/15/15............................. $ 3,000 $  3,112,800
Houston Independent School District (GO) Series
 A-1
    5.000%, 02/15/15.............................   4,000    4,054,520
Mesquite Independent School District (GO) Series
 B (PSF-GTD)
    5.000%, 08/15/17.............................   1,000    1,120,730
North Texas Municipal Water District (RB)
    5.000%, 06/01/16.............................   2,130    2,285,511
Northwest Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/15.............................   1,000    1,013,550
Nueces County (GO)
    2.000%, 02/15/15.............................   2,375    2,387,469
Permanent University Fund (RB)
    5.000%, 07/01/18.............................  12,585   14,465,702
San Jacinto College District (GO)
    5.000%, 02/15/17.............................   5,000    5,486,150
Texas Public Finance Authority (RB) Series A
    5.000%, 07/01/15.............................  10,000   10,320,300
    5.000%, 01/01/16.............................   3,345    3,528,206
Texas State (GO)
    5.000%, 10/01/16.............................   5,000    5,437,150
    5.000%, 04/01/17.............................  15,000   16,604,250
Texas State (GO) Series A
    2.000%, 10/01/15.............................  14,330   14,571,174
Texas State (GO) Series B
    5.000%, 10/01/16.............................  10,070   10,956,462
Texas Tech University (RB) Series 12
    5.000%, 02/15/16.............................   2,095    2,221,308
Texas Tech University (RB) Series A
    5.000%, 08/15/19.............................   3,025    3,549,475
Texas Transportation Commission State Highway
 Fund (RB) Series A
    5.000%, 04/01/18.............................   5,000    5,707,700
    5.000%, 04/01/19.............................   5,110    5,981,511
Travis County (GO)
    4.000%, 03/01/15.............................   5,365    5,432,384
University of Texas System (The) (RB) Series C
    5.000%, 08/15/19.............................   7,975    9,410,500
University of Texas System (The) (RB) Series F
    5.000%, 08/15/15.............................   2,405    2,496,005
                                                          ------------
TOTAL TEXAS......................................          250,885,550
                                                          ------------

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
UTAH -- (1.6%)
Alpine School District (GO) (SCH BD GTY)
    3.000%, 03/15/16............................. $ 2,770 $  2,870,745
    4.500%, 03/15/17.............................   4,000    4,374,080
Jordan School District (GO) (SCH BD GTY)
    5.000%, 06/15/19.............................  16,420   19,267,064
Utah State (GO) Series C
    4.500%, 07/01/19.............................   6,675    7,715,299
                                                          ------------
TOTAL UTAH.......................................           34,227,188
                                                          ------------

VERMONT -- (--%)
Vermont State (GO) Series F
    5.000%, 08/15/17.............................     625      701,375
                                                          ------------

VIRGINIA -- (6.0%)
City of Norfolk (GO) Series A
    4.000%, 03/01/16.............................   2,000    2,097,840
City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19.............................   2,500    2,951,225
City of Richmond (GO) Series A (AGM)
    5.000%, 07/15/15.............................   5,040    5,209,596
City of Richmond (GO) Series C (ST AID WITHHLDG)
    5.000%, 07/15/15.............................   5,325    5,504,186
Commonwealth of Virginia (GO) Series B
    5.000%, 06/01/17.............................  10,460   11,650,034
    5.000%, 06/01/19.............................  10,250   12,037,703
    5.000%, 06/01/19.............................   5,705    6,700,009
Fairfax County (GO) Series A (ST AID WITHHLDG)
    4.000%, 04/01/16.............................   3,065    3,224,840
    4.000%, 10/01/18.............................   5,380    6,020,812
    4.000%, 10/01/19.............................  12,300   13,954,719
    4.000%, 10/01/20.............................  15,530   17,782,316
Fairfax County (GO) Series B (ST AID WITHHLDG)
    4.000%, 04/01/19.............................   7,000    7,854,560
Henrico County (GO)
    5.000%, 07/15/19.............................   5,460    6,431,552
Virginia Public School Authority (RB) (ST AID
 WITHHLDG)
    5.000%, 08/01/19.............................  15,580   18,299,178
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19.............................   4,875    5,535,806
Virginia State Public School Authority (RB) (ST
 AID WITHHLDG)
    5.000%, 07/15/19.............................   4,080    4,799,875
                                                          ------------
TOTAL VIRGINIA...................................          130,054,251
                                                          ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (5.4%)
Central Puget Sound Regional Transit Authority
 (RB) Series P-1
    5.000%, 02/01/18............................. $3,000 $3,406,170
City of Seattle (GO)
    5.000%, 12/01/17.............................  4,050  4,575,731
City of Seattle (GO) Series B
    5.000%, 08/01/15.............................  7,385  7,649,974
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19.............................  3,890  4,580,514
King County School District No. 405 Bellevue
 (GO) Series B (SCH BD GTY)
    5.000%, 12/01/16.............................  4,080  4,464,254
King County School District No. 414 Lake
 Washington (GO) (SCH BD GTY)
    4.000%, 12/01/15.............................  2,430  2,528,585
King County Sewer Revenue (RB)
    4.000%, 01/01/15.............................  6,595  6,636,021
    4.000%, 01/01/16.............................  6,510  6,791,492
    5.000%, 01/01/18.............................  4,670  5,287,748
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/15.............................  5,000  5,255,250
    5.000%, 12/01/18.............................  2,390  2,761,215
    5.000%, 12/01/19.............................  5,810  6,858,705
Washington State (GO)
    5.000%, 07/01/17.............................  4,975  5,552,199
    5.000%, 07/01/20.............................  3,650  4,362,006
Washington State (GO) Series 2010A
    5.000%, 08/01/18.............................  4,500  5,182,155
Washington State (GO) Series 2010C
    5.000%, 01/01/15.............................  6,100  6,148,312
Washington State (GO) Series A
    5.000%, 01/01/16.............................  2,000  2,109,780
    5.000%, 08/01/18.............................  2,735  3,149,599
Washington State (GO) Series D
    5.000%, 02/01/19.............................  1,710  1,988,525

                                                     Face
                                                    Amount       Value+
                                                    ------       ------
                                                    (000)
WASHINGTON -- (Continued)
Washington State (GO) Series E
    5.000%, 02/01/19............................. $    4,080 $    4,744,550
Washington State (GO) Series R
    5.000%, 07/01/18.............................      7,065      8,118,038
Washington State (GO) Series R-2010A
    5.000%, 01/01/15.............................     10,960     11,046,803
    5.000%, 01/01/17.............................      1,215      1,332,891
Washington State (GO) Series R-2011C
    4.000%, 07/01/15.............................      4,000      4,101,120
                                                             --------------
TOTAL WASHINGTON.................................               118,631,637
                                                             --------------

WISCONSIN -- (3.9%)
City of Milwaukee (GO)
    5.000%, 05/01/19.............................     10,010     11,681,770
City of Milwaukee (GO) Series N2
    5.000%, 04/01/17.............................      5,000      5,517,000
    5.000%, 04/01/20.............................      4,715      5,582,183
State of Wisconsin (GO) Series 1 (AMBAC)
    5.000%, 05/01/19.............................      3,000      3,508,200
Wisconsin State (GO) Series 1 (AMBAC)
    5.000%, 05/01/15.............................     18,510     18,950,353
    5.000%, 05/01/16.............................     14,075     15,052,649
    5.000%, 05/01/17.............................      9,000      9,981,540
Wisconsin State (GO) Series 2
    5.000%, 11/01/19.............................      4,000      4,729,680
Wisconsin State (GO) Series A
    4.000%, 05/01/16.............................      5,090      5,361,755
    5.000%, 05/01/16.............................      4,780      5,112,019
                                                             --------------
TOTAL WISCONSIN..................................                85,477,149
                                                             --------------
TOTAL MUNICIPAL BONDS............................             2,170,063,529
                                                             --------------

                                                    Shares
                                                    ------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    JPMorgan Tax Free Money Market Fund..........  8,995,689      8,995,689
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,163,660,888)..........................             $2,179,059,218
                                                             ==============

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                              ------------------------------------------------
                               Level 1      Level 2     Level 3     Total
                              ---------- -------------- ------- --------------
  Municipal Bonds............         -- $2,170,063,529   --    $2,170,063,529
  Temporary Cash Investments. $8,995,689             --   --         8,995,689
                              ---------- --------------   --    --------------
  TOTAL...................... $8,995,689 $2,170,063,529   --    $2,179,059,218
                              ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (99.2%)
ALASKA -- (0.1%)
Borough of North Slope (GO) Series A
    4.000%, 06/30/18............................. $  400 $  439,452
                                                         ----------

ARIZONA -- (1.2%)
City of Phoenix (GO) Series A
    5.000%, 07/01/15.............................    400    412,192
City of Scottsdale (GO)
    5.000%, 07/01/15.............................    500    515,950
Maricopa County Community College District (GO)
    4.000%, 07/01/18.............................  4,000  4,444,880
Pima County (GO)
    3.000%, 07/01/16.............................    450    469,363
                                                         ----------
TOTAL ARIZONA....................................         5,842,385
                                                         ----------

ARKANSAS -- (0.6%)
Arkansas State (GO)
    5.000%, 04/01/18.............................  2,500  2,855,675
Springdale School District No. 50 (GO) Series A
 (ST AID WITHHLDG)
    4.000%, 06/01/16.............................    400    422,872
                                                         ----------
TOTAL ARKANSAS...................................         3,278,547
                                                         ----------

CALIFORNIA -- (0.1%)
Los Angeles Unified School District (GO) Series
 KRY
    5.000%, 07/01/15.............................    250    257,940
                                                         ----------

COLORADO -- (1.9%)
Adams & Arapahoe Joint School District 28J (GO)
 (ST AID WITHHLDG)
    5.000%, 12/01/21.............................    425    517,446
Arapahoe County School District No. 5 (GO) (ST
 AID WITHHLDG)
    3.000%, 12/15/16.............................    750    788,835
    5.000%, 12/15/19.............................  3,115  3,694,982
Boulder County (RB)
    5.000%, 07/15/18.............................    540    618,570
City & County of Denver (GO) Series A
    5.000%, 08/01/19.............................  2,085  2,460,488
Denver City & County School District No. 1 (GO)
 Series C (ST AID WITHHLDG)
    3.000%, 12/01/23.............................  1,540  1,640,808
                                                         ----------
TOTAL COLORADO...................................         9,721,129
                                                         ----------

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CONNECTICUT -- (3.5%)
City of Middletown (GO)
    4.000%, 04/01/22............................. $1,350 $ 1,530,995
Connecticut State (GO) Series A
    5.000%, 10/15/17.............................  2,500   2,811,950
Connecticut State (GO) Series B (AMBAC)
    5.250%, 06/01/18.............................  6,800   7,829,724
Connecticut State (GO) Series E
    5.000%, 08/15/19.............................  2,775   3,258,932
Connecticut State Special Tax Revenue (ST)
 Revenue Series A (AMBAC)
    4.000%, 08/01/16.............................    300     318,750
Town of Trumbull (GO) Series A
    3.000%, 09/01/15.............................  1,630   1,668,028
    3.000%, 09/01/16.............................    450     471,474
                                                         -----------
TOTAL CONNECTICUT................................         17,889,853
                                                         -----------

DELAWARE -- (2.2%)
Delaware State (GO) Series 2009C
    5.000%, 10/01/17.............................  3,080   3,468,788
Delaware State (GO) Series A
    5.000%, 08/01/23.............................  2,225   2,769,791
Delaware State (GO) Series B
    5.000%, 07/01/18.............................  4,395   5,053,503
                                                         -----------
TOTAL DELAWARE...................................         11,292,082
                                                         -----------

FLORIDA -- (3.8%)
Board of Governors State University System of
 Florida (RB) Series A
    3.000%, 07/01/24.............................  2,580   2,674,273
City of Jacksonville (RB)
    5.000%, 10/01/18.............................    315     361,963
City of Tallahassee Energy System (RB)
    5.000%, 10/01/20.............................    250     298,180
Florida State (GO) Series A
    5.000%, 06/01/20.............................  4,000   4,774,000
Florida State Board of Education (GO) Series A
    5.000%, 06/01/17.............................    150     166,902
    5.000%, 06/01/18.............................  5,000   5,724,750
    5.000%, 06/01/19.............................    610     714,902
Florida State Board of Education (GO) Series B
    5.000%, 06/01/17.............................    300     333,804
    5.000%, 06/01/20.............................    800     954,800
Florida State Board of Education (GO) Series D
    5.000%, 06/01/22.............................  1,000   1,227,150

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
FLORIDA -- (Continued)
Pasco County Water & Sewer (RB) Series A
    4.000%, 10/01/17............................. $  320 $   350,320
Tampa Bay Water Supply (RB)
    5.000%, 10/01/19.............................    450     531,693
Tampa Bay Water Supply (RB) Series A
    5.000%, 10/01/16.............................  1,000   1,087,630
                                                         -----------
TOTAL FLORIDA....................................         19,200,367
                                                         -----------

GEORGIA -- (1.3%)
DeKalb County Water & Sewerage Revenue (RB)
 Series B
    5.250%, 10/01/24.............................  2,830   3,506,257
Georgia State Road & Tollway Authority (RB)
 Series A
    5.000%, 06/01/16.............................  1,200   1,284,060
Gordon County School District (GO) (ST AID
 WITHHLDG)
    3.000%, 09/01/17.............................    250     263,375
Gwinnett County Water & Sewerage Authority (RB)
 (CNTY GTD)
    3.000%, 08/01/17.............................  1,675   1,782,150
                                                         -----------
TOTAL GEORGIA....................................          6,835,842
                                                         -----------

HAWAII -- (1.9%)
City & County of Honolulu (GO) Series B
    5.000%, 08/01/20.............................  1,470   1,759,913
City & County of Honolulu (GO) Series B (AGM)
    5.250%, 07/01/17.............................    545     611,768
City & County of Honolulu (GO) Series C
    2.000%, 11/01/16.............................  1,230   1,267,958
Hawaii State (GO) Series DO
    5.000%, 08/01/16.............................    100     108,035
Hawaii State (GO) Series EA
    5.000%, 12/01/21.............................    850   1,031,739
Hawaii State (GO) Series EF
    5.000%, 11/01/22.............................  2,240   2,739,430
Maui County (GO)
    5.000%, 06/01/18.............................  1,750   2,003,663
                                                         -----------
TOTAL HAWAII.....................................          9,522,506
                                                         -----------

ILLINOIS -- (0.2%)
Chicago Park District (GO) Series 2008E
    5.000%, 11/15/18.............................    250     286,608
University of Illinois (RB) Series A
    5.000%, 04/01/20.............................    500     588,825
                                                         -----------
TOTAL ILLINOIS...................................            875,433
                                                         -----------

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
IOWA -- (0.2%)
City of Ankeny (GO) Series D
     4.000%, 06/01/18.............................. $  700 $   762,937
State of Iowa (RB) Series A
     5.000%, 06/01/18..............................    275     313,607
                                                           -----------
TOTAL IOWA.........................................          1,076,544
                                                           -----------

KANSAS -- (2.1%)
City of Topeka (GO) Series A
     4.000%, 08/15/15..............................    450     463,352
Johnson County (GO) Series B
     3.000%, 09/01/22..............................  2,260   2,399,261
Johnson County Unified School District No. 232
 (GO) Series A
     5.000%, 09/01/17..............................    400     445,000
Kansas State Department of Transportation (RB)
 Series A
     5.000%, 09/01/17..............................  4,075   4,575,981
Sedgwick County (GO) Series B
     3.000%, 08/01/17..............................    500     531,420
Sedgwick County Unified School District No. 260
 (GO)
     5.000%, 10/01/21..............................  1,325   1,577,346
Wyandotte County Unified Government (GO) Series A
     3.000%, 08/01/18..............................    580     617,833
                                                           -----------
TOTAL KANSAS.......................................         10,610,193
                                                           -----------

LOUISIANA -- (2.7%)
Bossier Parish School Board (GO)
     4.000%, 03/01/17..............................  1,020   1,093,715
Lafayette Louisiana Public Improvement Sales
 (RB) Series ST-A
     4.000%, 03/01/17..............................  1,330   1,424,523
Louisiana State (GO) Series A
     5.000%, 02/01/24..............................  2,000   2,463,940
Louisiana State (GO) Series C
     5.000%, 07/15/22..............................  6,445   7,848,141
Saint Tammany Parish Wide School District No.12
 (GO) (ASSURED GTY)
     5.000%, 03/01/16..............................    575     610,236
                                                           -----------
TOTAL LOUISIANA....................................         13,440,555
                                                           -----------

MARYLAND -- (7.2%)
Anne Arundel County (GO)
     5.000%, 04/01/22..............................  2,475   3,017,941
Baltimore County (GO) Series C
     4.000%, 09/01/18..............................  2,410   2,693,922
Carroll County (GO)
     4.000%, 11/01/18..............................  2,890   3,237,840
Charles County (GO)
     5.000%, 03/01/19..............................  2,000   2,336,640
City of Baltimore (GO) Series B
     5.000%, 10/15/22..............................  8,060   9,794,915

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
MARYLAND -- (Continued)
Howard County (GO) Series A
     5.000%, 02/15/18.............................. $2,000 $ 2,276,080
Maryland State (GO)
     5.000%, 03/01/19..............................  3,000   3,504,960
Maryland State (GO) Series A
     5.000%, 03/01/16..............................  1,000   1,062,380
Maryland State (GO) Series B
     5.000%, 08/01/19..............................  2,500   2,947,700
Prince George's County (GO) Series B
     4.000%, 03/01/22..............................  2,480   2,848,999
Town of Ocean City (GO)
     3.000%, 10/01/18..............................    825     875,317
University System of Maryland (RB) Series D
     3.000%, 04/01/15..............................    135     136,581
Washington Suburban Sanitary Commission (GO)
 Series A
     4.000%, 06/01/18..............................  1,550   1,722,577
                                                           -----------
TOTAL MARYLAND.....................................         36,455,852
                                                           -----------

MASSACHUSETTS -- (6.4%)
City of Boston (GO) Series B
     4.000%, 01/01/23..............................  1,795   2,069,725
City of Woburn (GO)
     4.000%, 09/01/22..............................    350     395,574
Commonwealth of Massachusetts (GO) Series B
     5.000%, 08/01/18..............................  2,500   2,877,000
Commonwealth of Massachusetts (GO) Series B (AGM)
     5.250%, 09/01/24..............................  3,700   4,695,596
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20..............................  2,500   2,993,050
Commonwealth of Massachusetts (GO) Series C
 (AMBAC)
     5.500%, 12/01/23..............................  3,500   4,468,310
Massachusetts Bay Transportation Authority (RB)
 Series B (NATL-RE)
     5.500%, 07/01/24..............................  3,020   3,891,693
Massachusetts Water Resources Authority (RB)
 Series A
     5.000%, 08/01/22..............................  3,000   3,663,870
Massachusetts Water Resources Authority (RB)
 Series J (AGM GO OF AUTH)
     5.250%, 08/01/18..............................  2,000   2,326,360
Town of Auburn (GO)
     2.000%, 03/15/19..............................    750     778,987
Town of Lynnfield (GO)
     4.000%, 07/01/16..............................  1,290   1,367,877
Town of Nantucket (GO)
     3.000%, 10/01/22..............................  1,115   1,196,150

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
MASSACHUSETTS -- (Continued)
Town of Reading (GO)
    5.000%, 02/01/18............................. $1,065 $ 1,205,154
Town of Westwood (GO)
    3.000%, 06/01/16.............................    600     625,194
                                                         -----------
TOTAL MASSACHUSETTS..............................         32,554,540
                                                         -----------

MICHIGAN -- (2.0%)
Kentwood Public Schools (GO)
    4.000%, 05/01/22.............................    500     562,560
Michigan Finance Authority (RB) Series A
    5.000%, 07/01/16.............................  2,500   2,691,725
Michigan State Trunk Line Revenue (RB)
    5.000%, 11/15/18.............................  5,000   5,779,050
University of Michigan (RB) Series A
    4.000%, 04/01/23.............................  1,000   1,149,010
                                                         -----------
TOTAL MICHIGAN...................................         10,182,345
                                                         -----------

MINNESOTA -- (4.1%)
Lakeville Minnesota Independent School District
 No. 194 (GO) Series D (SD CRED PROG)
    5.000%, 02/01/22.............................  4,000   4,837,840
Minnesota Public Facilities Authority (RB)
 Series A
    5.000%, 03/01/18.............................    620     705,851
Minnesota State (GO)
    5.000%, 10/01/21.............................  4,660   5,681,659
Minnesota State (GO) Series D
    5.000%, 08/01/17.............................  2,700   3,021,435
Minnesota State (GO) Series E
    2.000%, 08/01/19.............................  1,810   1,879,902
Rochester Independent School District No. 535
 (GO) Series A (SD CRED PROG)
    3.000%, 02/01/22.............................  1,240   1,325,746
Stillwater Independent School District No. 834
 (GO) Series A (SD CRED PROG)
    3.000%, 02/01/16.............................  1,200   1,239,732
University of Minnesota (RB) Series A (GO OF
 UNIV)
    5.000%, 12/01/17.............................  1,760   1,991,915
                                                         -----------
TOTAL MINNESOTA..................................         20,684,080
                                                         -----------

MISSISSIPPI -- (0.7%)
Mississippi State (GO) Series F
    5.000%, 11/01/21.............................  2,750   3,337,537
                                                         -----------

MISSOURI -- (1.0%)
City of Kansas City (GO) Series A
    4.000%, 02/01/22.............................  1,150   1,305,089

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
MISSOURI -- (Continued)
City of Liberty (GO)
    4.000%, 03/01/16............................. $  385 $  403,518
Missouri State (GO) Series A
    4.000%, 10/01/17.............................  3,000  3,294,270
                                                         ----------
TOTAL MISSOURI...................................         5,002,877
                                                         ----------

NEVADA -- (0.6%)
Clark County (RB) (AMBAC)
    5.000%, 07/01/16.............................    400    430,468
Clark County School District (GO) Series A
    5.000%, 06/15/19.............................  1,500  1,748,325
Clark County School District (GO) Series A
 (NATL-RE FGIC)
    4.500%, 06/15/17.............................    400    438,492
Nevada State (GO) Series D
    5.000%, 06/01/17.............................    425    472,311
                                                         ----------
TOTAL NEVADA.....................................         3,089,596
                                                         ----------

NEW HAMPSHIRE -- (0.5%)
City of Dover (GO)
    3.000%, 06/15/19.............................    600    641,328
City of Nashua (GO)
    5.000%, 03/15/17.............................    330    363,825
City of Portsmouth (GO)
    4.000%, 09/15/16.............................  1,395  1,487,754
                                                         ----------
TOTAL NEW HAMPSHIRE..............................         2,492,907
                                                         ----------

NEW JERSEY -- (1.4%)
Essex County (GO) Series A
    5.000%, 08/01/20.............................  1,000  1,196,610
Livingston Township (GO)
    3.000%, 01/15/21.............................    350    367,370
New Milford School District (GO) (SCH BD RES FD)
    4.000%, 08/15/16.............................    440    467,707
Princeton Regional School District (GO) (ST AID
 WITHHLDG)
    1.750%, 02/01/22.............................  1,095  1,051,561
South Orange & Maplewood School District (GO)
 (SCH BD RES FD)
    3.000%, 03/01/22.............................    350    363,538
Township of North Brunswick (GO)
    2.000%, 08/01/18.............................  1,075  1,092,501
Union County (GO) Series B
    3.000%, 03/01/22.............................  2,360  2,516,657
                                                         ----------
TOTAL NEW JERSEY.................................         7,055,944
                                                         ----------

NEW MEXICO -- (0.9%)
Farmington Municipal School District No. 5 (GO)
 (ST AID WITHHLDG)
    4.000%, 09/01/20.............................    945  1,052,220

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
NEW MEXICO -- (Continued)
Las Cruces School District No. 2 (GO) Series A
 (ST AID WITHHLDG)
    4.000%, 08/01/19............................. $1,000 $ 1,103,790
    4.000%, 08/01/20.............................    125     138,990
New Mexico State Severance Tax Permanent Fund
 (RB) Series A
    5.000%, 07/01/19.............................  2,000   2,352,020
                                                         -----------
TOTAL NEW MEXICO.................................          4,647,020
                                                         -----------

NEW YORK -- (3.9%)
Albany County (GO) Series B
    4.000%, 11/01/18.............................  2,470   2,751,876
City of New York (GO) Series 1
    5.000%, 08/01/17.............................  1,000   1,116,730
City of New York (GO) Series B
    5.000%, 08/01/19.............................    600     702,000
    5.000%, 08/01/22.............................    600     720,822
City of New York (GO) Series C
    5.250%, 08/01/18.............................    430     498,099
City of New York (GO) Series E
    5.000%, 08/01/23.............................  6,000   7,280,940
City of New York (GO) Series F
    3.000%, 08/01/15.............................    150     153,179
City of New York (GO) Series G
    5.000%, 08/01/19.............................  3,500   4,095,000
Malverne Union Free School District (GO) (ST AID
 WITHHLDG)
    2.125%, 08/01/17.............................    605     626,169
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/19.............................    825     959,714
New York State Urban Development Corp. (RB)
    5.000%, 12/15/18.............................    510     591,962
                                                         -----------
TOTAL NEW YORK...................................         19,496,491
                                                         -----------

NORTH CAROLINA -- (2.6%)
City of High Point (GO)
    5.000%, 03/01/18.............................    700     791,014
Lincoln County (GO) Series A
    2.000%, 06/01/17.............................    500     514,210
North Carolina State (GO) Series D
    4.000%, 06/01/23.............................  6,550   7,593,939
Onslow County (GO)
    5.000%, 04/01/17.............................    600     662,802
Wake County (GO) Series C
    5.000%, 03/01/24.............................  3,000   3,744,540
                                                         -----------
TOTAL NORTH CAROLINA.............................         13,306,505
                                                         -----------

NORTH DAKOTA -- (0.1%)
North Dakota State Board of Higher Education
 (RB) Series A
    2.000%, 04/01/16.............................    300     306,807
                                                         -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
OHIO -- (2.1%)
City of Columbus (GO) Series 1
    5.000%, 07/01/22............................. $2,500 $ 3,051,675
Oakwood City School District (GO)
    2.000%, 12/01/17.............................    280     288,106
Ohio State (GO) Series A
    5.000%, 09/01/19.............................    550     647,350
    5.000%, 05/01/20.............................  1,555   1,853,389
    3.000%, 02/01/22.............................    500     534,575
    5.000%, 09/15/22.............................    500     609,415
Ohio State (GO) Series B
    5.000%, 08/01/17.............................    400     447,620
Ohio State (GO) Series C
    5.000%, 09/15/21.............................  1,000   1,211,400
Ohio State (RB) Series 1-GARVEE
    5.000%, 12/15/17.............................  1,250   1,411,400
Ohio State Major New Street Infrastructure
 Project (RB) Series 2008-1
    5.500%, 06/15/15.............................    500     516,365
                                                         -----------
TOTAL OHIO.......................................         10,571,295
                                                         -----------

OKLAHOMA -- (1.0%)
City of Tulsa (GO)
    5.000%, 12/01/17.............................    400     452,576
    4.000%, 03/01/18.............................  1,500   1,657,560
Cleveland County Independent School District
 No. 29 (GO)
    1.500%, 03/01/16.............................  1,250   1,268,112
Tulsa County Independent School District No. 1
 (GO)
    2.000%, 09/01/15.............................  1,090   1,106,383
Tulsa County Independent School District No. 3
 (GO)
    2.000%, 04/01/16.............................    425     434,762
                                                         -----------
TOTAL OKLAHOMA...................................          4,919,393
                                                         -----------

OREGON -- (1.2%)
City of Portland (GO)
    4.000%, 06/01/20.............................    935   1,036,775
Deschutes County (GO)
    3.000%, 12/01/15.............................    225     231,671
Deschutes County Administrative School District
 No. 1 (GO) (NATL-RE FGIC)
    5.000%, 06/15/16.............................    200     214,088
Lane County School District No. 4J Eugene (GO)
 Series A (SCH BD GTY)
    5.000%, 06/15/23.............................  3,355   4,135,541
Washington County School District No. 1 (GO)
 (NATL-RE FGIC)
    5.250%, 06/15/17.............................    400     446,784
                                                         -----------
TOTAL OREGON.....................................          6,064,859
                                                         -----------

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)

PENNSYLVANIA -- (3.8%)
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/22............................. $8,000 $ 9,613,680
Commonwealth of Pennsylvania (GO) Series REF
    5.000%, 07/01/17.............................  1,035   1,153,332
Marple Newtown School District (GO) (AGM ST AID
 WITHHLDG)
    4.000%, 06/01/16.............................    375     395,831
Monroe County (GO)
    4.000%, 12/15/18.............................    400     441,404
Montgomery County (GO)
    5.000%, 05/01/23.............................  5,255   6,434,274
West View Municipal Authority Water Revenue (RB)
    4.000%, 11/15/20.............................  1,100   1,240,327
                                                         -----------
TOTAL PENNSYLVANIA...............................         19,278,848
                                                         -----------

RHODE ISLAND -- (0.4%)
Rhode Island State & Providence Plantations (GO)
 Series A
    5.000%, 08/01/22.............................  1,605   1,930,735
                                                         -----------

SOUTH CAROLINA -- (4.4%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
    5.000%, 03/01/22.............................  3,485   4,220,161
Berkeley County School District (GO) Series B
 (SCSDE)
    5.000%, 03/01/22.............................  4,120   4,979,720
Charleston County (GO) Series A
    5.000%, 11/01/22.............................  4,780   5,877,488
Clemson University (RB)
    3.000%, 05/01/21.............................    350     374,504
South Carolina State (GO) Series A (ST AID
 WITHHLDG)
    5.000%, 10/01/23.............................  5,500   6,865,210
                                                         -----------
TOTAL SOUTH CAROLINA.............................         22,317,083
                                                         -----------

TENNESSEE -- (4.2%)
City of Johnson City (GO)
    2.000%, 06/01/18.............................  1,000   1,031,790
    3.000%, 06/01/19.............................    875     941,220
City of Pigeon Forge (GO)
    4.000%, 06/01/21.............................    670     758,306
Hamilton County (GO)
    3.000%, 03/01/22.............................  4,550   4,890,568
Metropolitan Government Nashville & Davidson
 County Health & Educational Facs Bd (RB) Series
 E
    4.000%, 10/01/17.............................  2,000   2,193,140

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
TENNESSEE -- (Continued)
Metropolitan Government of Nashville & Davidson
 County (GO)
     5.000%, 01/01/18.............................. $2,700 $ 3,058,074
Putnam County (GO)
     4.000%, 04/01/23..............................    975   1,111,403
Tennessee State (GO) Series A
     4.000%, 09/01/18..............................  3,325   3,720,708
Williamson County (GO)
     4.000%, 03/01/18..............................  1,445   1,597,794
Williamson County (GO) Series A
     4.000%, 05/01/22..............................    300     344,460
Wilson County (GO) (NATL-RE)
     5.000%, 04/01/15..............................    450     458,901
Wilson County (GO) Series B
     4.000%, 04/01/20..............................  1,040   1,176,812
                                                           -----------
TOTAL TENNESSEE....................................         21,283,176
                                                           -----------

TEXAS -- (12.4%)
Austin Independent School District (GO) (PSF-GTD)
     5.000%, 08/01/20..............................    350     418,814
City of Copperas Cove (GO)
     4.000%, 08/15/15..............................    750     772,373
City of Denton (GO)
     4.000%, 02/15/22..............................  2,510   2,833,865
City of Fort Worth Water & Sewer System (RB)
     5.000%, 02/15/19..............................    400     464,644
City of Houston (GO) Series A
     5.000%, 03/01/18..............................    750     853,327
     5.000%, 03/01/21..............................  3,100   3,712,746
     5.000%, 03/01/22..............................  5,890   7,092,267
City of Richardson (GO)
     4.250%, 02/15/18..............................    400     442,768
City of San Antonio (GO)
     5.000%, 02/01/20..............................  1,000   1,186,780
City of San Antonio Electric & Gas (RB) Series D
     5.000%, 02/01/19..............................    400     464,608
City of Southlake (GO)
     3.000%, 02/15/23..............................  1,510   1,606,821
Fort Bend Independent School District (GO)
 (PSF-GTD)
     3.000%, 08/15/17..............................  1,500   1,600,305
Galveston County (GO)
     5.000%, 02/01/22..............................  1,000   1,185,660
Grayson County (GO)
     5.000%, 01/01/21..............................  1,990   2,340,399
Harris County (GO) Series A
     4.000%, 10/01/18..............................    430     480,340
Harris County Metropolitan Transit Authority
 (RB) Series B
     4.000%, 11/01/18..............................    400     446,144
Hays Consolidated Independent School District
 (GO) (PSF-GTD)
     5.000%, 08/15/23..............................  1,355   1,666,013

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
TEXAS -- (Continued)
Hidalgo County Drain District No. 1 (GO)
    5.000%, 09/01/22............................. $1,000 $ 1,208,160
Houston Community College System (GO)
    5.000%, 02/15/17.............................  1,000   1,099,860
La Porte Independent School District (GO)
    5.000%, 02/15/21.............................  1,700   2,002,719
Mansfield Independent School District (GO)
    5.000%, 02/15/20.............................  1,000   1,164,230
Mansfield Independent School District (GO)
 Series A (PSF-GTD)
    5.000%, 02/15/22.............................    895   1,085,438
Mesquite Independent School District (GO) Series
 B (PSF-GTD)
    5.000%, 08/15/17.............................  2,270   2,544,057
Northside Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/23.............................  4,535   5,564,128
Pflugerville Independent School District (GO)
 (PSF-GTD)
    5.000%, 08/15/16.............................    350     378,686
Tarrant Regional Water District (RB)
    6.000%, 09/01/24.............................  3,450   4,580,737
Texas A&M University (RB) Series B
    5.000%, 05/15/21.............................  4,000   4,834,280
Texas A&M University Fund (RB)
    5.000%, 07/01/23.............................  3,500   4,321,240
Texas Transportation Commission State Highway
 Fund (RB)
    5.250%, 04/01/26.............................    300     384,861
Texas Transportation Commission State Highway
 Fund (RB) Series A
    5.000%, 04/01/19.............................  5,000   5,852,750
                                                         -----------
TOTAL TEXAS......................................         62,589,020
                                                         -----------

UTAH -- (1.1%)
Davis County (GO)
    4.000%, 02/01/18.............................    350     379,523
Jordan School District (GO) (SCH BD GTY)
    5.000%, 06/15/17.............................  1,070   1,192,964
North Davis County Sewer District (RB)
    3.000%, 03/01/21.............................  2,135   2,255,948
Washington County School District Board of
 Education/St George (GO) (SCH BD GTY)
    5.000%, 03/01/18.............................  1,500   1,702,410
                                                         -----------
TOTAL UTAH.......................................          5,530,845
                                                         -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
VERMONT -- (0.3%)
Vermont State (GO) Series F
    5.000%, 08/15/17............................. $1,500 $ 1,683,300
                                                         -----------

VIRGINIA -- (2.8%)
City of Newport News (GO) Series A
    2.000%, 07/15/18.............................    515     533,061
City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19.............................  2,505   2,957,127
Commonwealth of Virginia (GO) Series B
    4.000%, 06/01/23.............................  2,500   2,894,200
Loudoun County (GO) Series A (ST AID WITHHLDG)
    5.000%, 12/01/22.............................  4,000   4,913,800
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19.............................  2,000   2,271,100
Virginia State Public School Authority (RB)
 Series D (ST AID WITHHLDG)
    5.250%, 08/01/18.............................    500     576,990
                                                         -----------
TOTAL VIRGINIA...................................         14,146,278
                                                         -----------

WASHINGTON -- (10.3%)
Benton County School District No. 400 Richland
 (GO) (SCH BD GTY)
    5.000%, 12/01/22.............................  4,705   5,689,898
City of Seattle Municipal Light & Power (RB)
 Series A
    5.000%, 06/01/22.............................    310     375,044
City of Seattle Municipal Light & Power (RB)
 Series B
    5.000%, 02/01/16.............................    425     449,846
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/22.............................  6,000   7,336,140
Clark County School District No.119 Battleground
 (GO) (SCH BD GTY)
    4.000%, 12/01/22.............................  2,630   2,997,122
King County (GO)
    5.000%, 01/01/21.............................    425     511,037
King County School District No. 210 (GO) (SCH BD
 GTY)
    2.000%, 12/01/18.............................  1,200   1,242,408
King County School District No. 412 (GO) (SCH BD
 GTY)
    4.000%, 12/01/21.............................  1,000   1,135,510
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20.............................  2,880   3,451,824
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/19.............................  1,655   1,953,727

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
WASHINGTON -- (Continued)
Snohomish County School District No. 15 Edmonds
 (GO) (SCH BD GTY)
    5.000%, 12/01/20............................. $2,555 $  3,044,334
Spokane County (GO)
    5.000%, 12/01/22.............................  1,025    1,221,984
Spokane County Wastewater System (RB) Series A
    5.000%, 12/01/15.............................    300      315,414
Thurston County School District No. 111 (GO)
 (SCH BD GTY)
    5.000%, 12/01/21.............................    425      512,108
University of Washington (RB) Series A
    5.000%, 07/01/22.............................  6,505    7,888,809
Washington State (GO)
    5.000%, 07/01/17.............................    300      334,806
    5.000%, 07/01/23.............................  3,800    4,657,812
Washington State (GO) Series 2010A
    5.000%, 08/01/18.............................    500      575,795
Washington State (GO) Series A
    5.000%, 08/01/23.............................    750      920,782
Washington State (GO) Series B-1
    5.000%, 08/01/21.............................  1,300    1,568,346
Washington State (GO) Series D
    5.000%, 02/01/19.............................    900    1,046,592
Washington State (GO) Series E
    5.000%, 02/01/19.............................  2,000    2,325,760
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................  1,075    1,224,866
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................  1,000    1,149,050
                                                         ------------
TOTAL WASHINGTON.................................          51,929,014
                                                         ------------

WISCONSIN -- (2.0%)
Milwaukee County (GO) Series A
    5.000%, 10/01/16.............................    520      565,568
Milwaukee County Metropolitan Sewer District
 (GO) Series A
    5.500%, 10/01/15.............................    350      366,936
State of Wisconsin (GO) Series 1 (AMBAC)
    5.000%, 05/01/19.............................  2,150    2,514,210
Sun Prairie Area School District (GO)
    4.000%, 03/01/20.............................    570      623,352
Swallow School District (GO)
    2.000%, 04/01/16.............................    390      398,958
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.............................  4,600    5,524,692
                                                         ------------
TOTAL WISCONSIN..................................           9,993,716
                                                         ------------
TOTAL MUNICIPAL BONDS............................         501,132,891
                                                         ------------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Shares      Value+
                                                   ------      ------
TEMPORARY CASH INVESTMENTS -- (0.8%)
    JPMorgan Tax Free Money Market Fund.......... 3,967,366 $  3,967,366
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $495,736,875)............................            $505,100,257
                                                            ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                --------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                                ---------- ------------ ------- ------------
    Municipal Bonds............         -- $501,132,891   --    $501,132,891
    Temporary Cash Investments. $3,967,366           --   --       3,967,366
                                ---------- ------------   --    ------------
    TOTAL...................... $3,967,366 $501,132,891   --    $505,100,257
                                ========== ============   ==    ============


                See accompanying Notes to Financial Statements.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (94.1%)
CALIFORNIA -- (94.1%)
Alameda County Transportation Authority (RB)
            3.000%, 03/01/17............................. $4,500 $ 4,771,215
            5.000%, 03/01/20.............................  4,500   5,389,290
Atascadero Unified School District (GO) Series A (AGM)
            3.000%, 08/01/15.............................    315     321,555
Bay Area Toll Authority (RB)
            4.000%, 04/01/18.............................  4,055   4,501,618
            5.000%, 04/01/19.............................    775     908,641
(currency)  5.000%, 04/01/34 (Pre-refunded @
             $100, 4/1/18)...............................  5,320   6,094,273
(currency)  5.125%, 04/01/39 (Pre-refunded @
             $100, 4/1/19)...............................  1,440   1,698,782
Bay Area Toll Authority (RB) Series F
            5.000%, 04/01/15.............................    795     810,622
Berkeley Unified School District (GO)
            3.000%, 08/01/15.............................  1,000   1,020,810
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.............................    380     439,189
California Educational Facilities Authority (RB)
            5.000%, 10/01/16.............................    700     760,081
California Educational Facilities Authority (RB) Series A
            4.000%, 11/01/19.............................    850     943,993
California Health Facilities Financing Authority (RB)
(currency)  6.500%, 10/01/38 (Pre-refunded @
             $100, 10/1/18)..............................  8,310  10,131,303
California Health Facilities Financing Authority (RB)
 Series C
(currency)  6.500%, 10/01/33 (Pre-refunded @
             $100, 10/1/18)..............................  4,150   5,059,555
California State (GO)
            3.000%, 11/01/14.............................    665     665,000
            5.000%, 11/01/14.............................  9,000   9,000,000
            6.000%, 02/01/15.............................    950     963,404
            3.000%, 03/01/15.............................    500     504,670
            5.000%, 03/01/15.............................    500     507,890
            5.000%, 03/01/15.............................  3,900   3,961,542
            4.000%, 04/01/15.............................    700     711,067
            5.000%, 04/01/15.............................  1,000   1,019,860
            5.000%, 09/01/15.............................  1,000   1,039,920

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
CALIFORNIA -- (Continued)
    5.000%, 10/01/15............................. $ 1,000 $ 1,043,970
    5.000%, 10/01/15.............................     500     521,985
    3.000%, 11/01/15.............................     500     514,025
    5.000%, 12/01/15.............................     700     736,127
    5.000%, 02/01/16.............................   1,275   1,349,039
    5.000%, 03/01/16.............................   1,245   1,322,663
    1.000%, 05/01/16.............................   4,495   4,538,332
    3.000%, 09/01/16.............................   1,500   1,570,740
    5.000%, 09/01/16.............................   2,350   2,546,060
    4.000%, 10/01/16.............................   1,175   1,254,982
    5.000%, 10/01/16.............................   2,795   3,038,249
    5.000%, 10/01/16.............................   2,090   2,271,893
    5.000%, 10/01/16.............................   1,025   1,112,771
    5.000%, 11/01/16.............................   3,410   3,719,730
    4.000%, 09/01/17.............................     425     464,997
    5.000%, 09/01/17.............................   3,600   4,039,344
    5.000%, 11/01/17.............................     800     902,592
    5.000%, 02/01/18.............................   1,900   2,155,265
    5.500%, 04/01/18.............................  10,945  12,657,674
    5.000%, 09/01/18.............................     250     288,118
    5.000%, 09/01/18.............................   4,500   5,186,115
    5.000%, 04/01/19.............................   3,500   4,083,765
    5.500%, 04/01/19.............................   9,600  11,407,008
    5.000%, 10/01/19.............................   4,415   5,204,976
    5.000%, 10/01/19.............................   1,500   1,768,395
    5.000%, 11/01/19.............................   2,485   2,934,338
    5.000%, 02/01/20.............................  10,895  12,893,579
    5.000%, 04/01/20.............................   3,705   4,397,020
    5.000%, 09/01/20.............................     700     836,087
    5.000%, 10/01/20.............................   3,410   4,079,929
    5.000%, 09/01/21.............................   6,200   7,490,344
    5.000%, 04/01/22.............................   1,800   2,172,690
    5.250%, 10/01/22.............................     500     615,395
California State (GO) (AMBAC)
    6.000%, 04/01/16.............................   1,265   1,365,492
    6.000%, 02/01/17.............................   1,000   1,122,530
California State (GO) (NATL-RE)
    4.125%, 06/01/15.............................     200     204,580
    5.000%, 06/01/15.............................     310     318,652
    4.000%, 09/01/15.............................     500     515,855
California State (GO) Series 2
    4.000%, 09/01/15.............................     750     773,783
California State Department of Transportation
 (RB) Series A (NATL-RE FGIC)
    5.000%, 02/01/15.............................   4,660   4,712,938
California State Department of Water Resources
 (RB) (NATL-RE)
    5.000%, 12/01/14.............................   1,500   1,505,745
California State Department of Water Resources
 (RB) Series AE
    5.000%, 12/01/14.............................     575     577,202

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
California State Department of Water Resources
 (RB) Series AR
    5.000%, 12/01/15............................. $5,045 $5,303,102
California State Department of Water Resources
 Power Supply Revenue (RB) Series L
    4.000%, 05/01/15.............................  2,790  2,842,480
    5.000%, 05/01/15.............................  4,650  4,760,158
    5.000%, 05/01/16.............................  1,385  1,479,914
    5.000%, 05/01/17.............................  3,905  4,340,134
    5.000%, 05/01/18.............................    950  1,088,776
    5.000%, 05/01/20.............................  1,500  1,795,740
California State Department of Water Resources
 Power Supply Revenue (RB) Series M
    4.000%, 05/01/15.............................  4,600  4,686,526
    4.000%, 05/01/16.............................  2,650  2,792,278
    5.000%, 05/01/16.............................    600    641,118
    5.000%, 05/01/18.............................    500    573,040
    4.000%, 05/01/19.............................  1,225  1,384,201
California State Economic Recovery (GO) Series A
    5.000%, 07/01/19.............................  4,755  5,603,767
California State Public Works Board of Regents
 University California (RB) Series B (NATL-RE
 FGIC)
    5.000%, 06/01/17.............................  1,275  1,422,148
California State University (RB) Series A
    5.000%, 11/01/15.............................  6,250  6,547,500
    5.000%, 11/01/16.............................  2,725  2,981,068
    5.000%, 11/01/17.............................  1,700  1,925,046
    5.000%, 11/01/18.............................    150    174,557
    5.000%, 11/01/19.............................  3,660  4,351,081
    5.000%, 11/01/19.............................  1,000  1,188,820
Chabot-Las Positas Community College District
 (GO)
    4.000%, 08/01/22.............................  3,050  3,487,614
Chino Valley Unified School District (GO) Series
 A
    4.000%, 08/01/17.............................    500    544,680
Chula Vista Elementary School District (GO)
    4.000%, 08/01/17.............................    500    545,395
City & County of San Francisco (GO)
    4.000%, 06/15/15.............................  2,000  2,047,260
    5.000%, 06/15/15.............................  2,210  2,275,725
    5.000%, 06/15/15.............................  6,000  6,176,940
    4.000%, 06/15/16.............................  3,685  3,902,120
    4.000%, 06/15/16.............................  1,145  1,212,463
    5.000%, 06/15/16.............................    515    553,610
    5.000%, 06/15/16.............................    705    757,854

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
CALIFORNIA -- (Continued)
City & County of San Francisco (GO) Series A
    5.000%, 06/15/15............................. $   750 $   772,305
    5.000%, 06/15/15.............................   2,490   2,564,053
City & County of San Francisco (GO) Series R1
    5.000%, 06/15/16.............................   4,565   4,907,238
    5.000%, 06/15/20.............................     865   1,040,751
    5.000%, 06/15/21.............................     250     304,520
City of Bakersfield School District (GO) Series
 A (AGM)
    4.000%, 11/01/14.............................     400     400,000
City of Long Beach Harbor Revenue (RB) Series B
    5.000%, 05/15/19.............................     815     958,962
City of Long Beach Harbor Revenue (RB) Series C
    5.000%, 11/15/18.............................   2,035   2,369,574
City of Los Angeles (GO) Series A
    3.000%, 09/01/15.............................   3,000   3,069,990
    3.250%, 09/01/16.............................     500     526,125
    5.000%, 09/01/20.............................   9,000  10,816,470
City of Los Angeles (GO) Series B
    5.000%, 09/01/16.............................   4,500   4,878,000
City of Los Angeles (RB) Series A
    4.000%, 06/01/15.............................   2,000   2,042,040
City of Los Angeles Wastewater System Revenue
 (RB) Series A
    5.000%, 06/01/15.............................  10,000  10,277,900
City of Oakland (GO)
    5.000%, 01/15/15.............................     500     504,840
City of San Francisco Public Utilities
 Commission Water Revenue (RB)
    5.000%, 11/01/15.............................   1,150   1,204,383
City of San Francisco Public Utilities
 Commission Water Revenue (RB) (ETM)
    5.000%, 11/01/15.............................     425     445,188
City of San Francisco Public Utilities
 Commission Water Revenue (RB) Series A
    3.000%, 10/01/15.............................     275     281,988
City of San Francisco Public Utilities
 Commission Water Revenue (RB) Series A (ETM)
    5.000%, 11/01/14.............................   1,560   1,560,000
City of Saratoga (GO)
    3.000%, 08/01/16.............................     450     470,736
City of Tulare Sewer Revenue (RB) (AGM)
    3.000%, 11/15/19.............................     200     212,478

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
CALIFORNIA -- (Continued)
Colton Joint Unified School District (GO)
    5.000%, 08/01/16............................. $ 1,000 $ 1,077,990
Colton Joint Unified School District (GO) (AGM)
    4.000%, 08/01/20.............................   1,000   1,127,570
Conejo Valley Unified School District (GO)
    4.000%, 08/01/18.............................     700     769,286
Contra Costa County Public Financing Authority
 (RB) Series B (NATL-RE)
    5.000%, 06/01/15.............................   1,700   1,745,934
Contra Costa Water Authority (RB) Series SER-A
    1.000%, 10/01/15.............................   3,360   3,385,536
Contra Costa Water District (RB) Series Q
    5.000%, 10/01/18.............................     705     818,921
    5.000%, 10/01/19.............................   1,345   1,598,358
Cupertino Union School District (GO) Series B
    4.000%, 08/01/15.............................   1,260   1,295,897
Davis Joint Unified School District Community
 Facilities District (ST) (AGM)
    3.000%, 08/15/16.............................     955     999,465
Desert Sands Unified School District (GO)
    4.000%, 08/01/18.............................   1,375   1,531,901
Dublin Unified School District (GO)
    5.000%, 02/01/19.............................  11,775  13,687,613
East Bay Regional Park District (GO) Series A
    4.000%, 09/01/21.............................     210     239,530
East Side Union High School District (GO)
    2.000%, 08/01/18.............................   1,215   1,269,505
    2.000%, 08/01/20.............................   1,055   1,092,147
El Rancho Unified School District (GO) (AGM)
    4.000%, 08/01/20.............................     780     875,862
Fairfield-Suisun Sewer District (RB) (ASSURED
 GTY)
    4.000%, 05/01/16.............................   1,625   1,713,010
Fairfield-Suisun Unified School District
 Financing Corp. (GO)
    2.500%, 08/01/16.............................     750     777,795
Folsom Cordova Unified School District School
 Facilities Improvement Dist No. 2 (GO)
    5.000%, 10/01/17.............................     845     951,402

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Folsom Cordova Unified School District School
 Facilities Improvement District No. 4 (GO)
 Series A (NATL-RE)
     5.000%, 10/01/16.............................. $  550 $  596,767
Folsom Cordova Unified School District School
 Facilities Impt Dist No. 1 (GO)
     4.000%, 10/01/16..............................    985  1,050,099
Fontana Unified School District (GO)
     5.000%, 08/01/16..............................    955  1,031,219
     5.000%, 08/01/18..............................  3,140  3,623,529
     5.000%, 08/01/19..............................  1,285  1,517,071
     4.000%, 08/01/20..............................  3,620  4,152,285
Foothill-De Anza Community College District (GO)
     4.000%, 08/01/19..............................    550    625,900
Fremont Unified School District/ Alameda County
 (GO)
     5.000%, 08/01/18..............................    750    862,200
Fremont Union High School District (GO) (NATL-RE
 FGIC)
     5.000%, 09/01/15..............................    925    961,852
Fresno Unified School District (GO) Series A
     4.000%, 08/01/16..............................  1,695  1,800,937
Fresno Unified School District (GO) Series A
 (AGM)
     4.000%, 08/01/17..............................  1,820  1,984,710
Gilroy Public Facilities Financing Authority (RB)
     4.000%, 11/01/14..............................    400    400,000
Glendale Unified School District (GO)
     4.000%, 09/01/15..............................  1,160  1,196,586
Grossmont Union High School District (GO)
     4.000%, 08/01/20..............................  2,420  2,757,154
Grossmont Union High School District (GO)
 (NATL-RE)
     5.000%, 08/01/15..............................  1,160  1,201,261
Hemet Unified School District (GO) Series A (AGM)
     5.625%, 08/01/15..............................    355    369,321
Huntington Beach Public Financing Authority (RB)
     3.000%, 09/01/16..............................    950    994,802
Los Altos Elementary School District (GO)
     5.000%, 08/01/19..............................    975  1,151,085
     4.000%, 08/01/21..............................  1,550  1,788,855
Los Angeles Community College District (GO)
 Series F-1
     3.000%, 08/01/15..............................    500    510,555

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
CALIFORNIA -- (Continued)
Los Angeles Convention & Exhibit Center
 Authority (RB) Series A
     5.000%, 08/15/17.............................. $   975 $ 1,087,544
Los Angeles County Capital Asset Leasing Corp.
 (RB) Series A
     3.000%, 06/01/16..............................   3,870   4,020,079
Los Angeles County Metropolitan Transportation
 Authority (RB)
     5.000%, 07/01/18..............................   4,650   5,363,077
     5.000%, 07/01/19..............................   4,000   4,724,000
     5.000%, 07/01/20..............................   1,000   1,205,950
Los Angeles County Metropolitan Transportation
 Authority (RB) Series A
     4.000%, 07/01/15..............................  11,825  12,120,743
Los Angeles County Metropolitan Transportation
 Authority (RB) Series B
     4.000%, 07/01/15..............................   1,000   1,025,280
Los Angeles County Metropolitan Transportation
 Authority (RB) Series C
     5.000%, 07/01/21..............................   1,400   1,701,322
Los Angeles County Sanitation Districts
 Financing Authority (RB) Series A (MUN GOVT GTD)
     5.000%, 10/01/16..............................   1,000   1,087,830
Los Angeles Department of Water & Power (RB)
 Series A
     5.000%, 07/01/16..............................   1,730   1,862,674
     5.000%, 07/01/18..............................   2,375   2,740,132
     5.000%, 07/01/19..............................   2,990   3,529,695
Los Angeles Municipal Improvement Corp. (RB)
 Series A
     4.000%, 11/01/14..............................   2,770   2,770,000
     4.000%, 11/01/16..............................   1,795   1,921,027
     5.000%, 03/01/17..............................   4,300   4,737,740
Los Angeles Municipal Improvement Corp. (RB)
 Series A (NATL-RE FGIC)
     4.000%, 01/01/16..............................     400     416,440
Los Angeles Municipal Improvement Corp. (RB)
 Series C
     3.000%, 03/01/16..............................     750     774,983
Los Angeles Unified School District (GO)
 (NATL-RE)
     5.750%, 07/01/15..............................   2,370   2,456,932
Los Angeles Unified School District (GO) Series A
     4.000%, 07/01/17..............................   5,500   6,010,235

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series
 A-1 (FGIC)
     5.500%, 07/01/18.............................. $2,745 $3,213,187
Los Angeles Unified School District (GO) Series
 A-2
     5.000%, 07/01/21..............................  2,200  2,667,324
Los Angeles Unified School District (GO) Series B
     5.000%, 07/01/22..............................  1,350  1,646,838
Los Angeles Unified School District (GO) Series C
     2.000%, 07/01/17..............................  2,800  2,912,168
     5.000%, 07/01/20..............................    500    599,345
Los Angeles Unified School District (GO) Series
 E (AMBAC)
     5.000%, 07/01/15..............................    875    902,790
Los Angeles Unified School District (GO) Series
 G (AMBAC)
     5.000%, 07/01/16..............................    930  1,001,322
Los Angeles Unified School District (GO) Series
 KRY
     5.000%, 07/01/15..............................  1,250  1,289,700
     5.000%, 07/01/19..............................  3,390  3,988,369
Madera County Transportation Authority (RB) (AGM)
     3.000%, 03/01/15..............................  1,020  1,026,834
Manhattan Beach Unified School District (GO)
 Series F
     4.000%, 09/01/21..............................    500    563,805
Metropolitan Water District of Southern
 California (RB) Series C
     4.000%, 10/01/15..............................    900    931,347
Morgan Hill Unified School District (GO) Series A
     2.000%, 08/01/15..............................  1,615  1,637,061
Mount Diablo Unified School District (GO)
     5.000%, 02/01/19..............................    500    578,735
New Haven Unified School District (GO) (AGM)
     12.000%, 08/01/16.............................  2,480  2,978,455
     12.000%, 08/01/17.............................  2,965  3,869,414
     4.000%, 08/01/19..............................  1,430  1,617,416
Newark Unified School District (GO) Series B
     2.000%, 08/01/15..............................    275    278,693
     2.000%, 08/01/16..............................    560    575,607
Newhall School District (GO)
     --%, 08/01/18.................................  6,995  6,716,389
Northern California Power Agency (RB) Series A
     5.000%, 07/01/17..............................  1,000  1,110,970
Oakland-Alameda County Coliseum Authority (RB)
 Series A
     5.000%, 02/01/17..............................  3,700  4,057,124

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Oceanside Unified School District (GO) Series A
 (ASSURED GTY)
    3.000%, 08/01/16............................. $  350 $  365,813
Orange County (RB) Series A (NATL-RE)
    5.000%, 06/01/15.............................  2,000  2,055,580
Orange County Public Financing Authority (RB)
 (NATL-RE)
    5.000%, 07/01/16.............................  3,000  3,228,510
Orange County Sanitation District (RB) Series A
    5.000%, 02/01/24.............................  5,295  6,649,090
Palm Springs Financing Authority (RB) Series A
    3.000%, 11/01/15.............................    625    642,025
Palm Springs Unified School District (GO)
    5.000%, 08/01/15.............................  2,895  2,997,975
Palomar Pomerado Health (GO) Series A (AMBAC)
    5.000%, 08/01/15.............................    500    517,215
Pasadena Unified School District (GO)
    5.000%, 05/01/20.............................    550    654,577
Peralta Community College District (GO)
    5.000%, 08/01/17.............................  1,000  1,119,630
    5.000%, 08/01/19.............................  2,220  2,618,668
Peralta Community College District (GO) (AGM)
    5.000%, 08/01/15.............................    450    466,007
Peralta Community College District (GO) Series C
    5.000%, 08/01/15.............................  1,045  1,082,171
Petaluma Joint Union High School District (GO)
 Series A
    2.000%, 08/01/15.............................  2,075  2,103,178
Pleasanton Unified School District (GO) (AGM)
    5.250%, 08/01/16.............................    500    540,700
Poway Unified School District (GO)
    3.250%, 08/01/18.............................  1,350  1,471,581
Rancho Santiago Community College District (GO)
    3.000%, 09/01/15.............................  1,195  1,222,879
Rancho Santiago Community College District (GO)
 (AGM)
    5.250%, 09/01/16.............................    300    326,562
Riverside County Transportation Commission (RB)
 Series A
    5.000%, 06/01/18.............................    500    574,760
Sacramento Area Flood Control Agency (SA) Series
 A (NATL-RE FGIC)
    5.000%, 10/01/15.............................    765    798,277

                                                           Face
                                                          Amount    Value+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
Sacramento City Unified School District (GO)
            5.000%, 07/01/24............................. $ 1,375 $ 1,668,219
Sacramento County Sanitation District (RB) (AMBAC)
(currency)  5.000%, 12/01/35 (Pre-refunded @
             $100, 12/1/14)..............................   4,040   4,054,302
Sacramento Municipal Utility District (RB) Series C
            5.000%, 08/15/16.............................   6,610   7,151,756
Sacramento Municipal Utility District (RB) Series U (AGM)
            5.000%, 08/15/17.............................     620     693,755
San Diego County Regional Transportation Commission (RB)
 Series A
            4.000%, 04/01/18.............................     425     471,202
            5.000%, 04/01/18.............................   1,285   1,467,817
San Diego Public Facilities Financing Authority (RB)
 Series B
            5.000%, 05/15/16.............................   1,550   1,659,724
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series A
            5.000%, 05/15/18.............................     350     402,483
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series B
            5.000%, 05/15/18.............................   3,650   4,197,317
San Diego Public Facilities Financing Authority Water
 Revenue (RB) Series A
            5.000%, 08/01/16.............................   6,200   6,698,170
San Diego Public Facilities Financing Authority Water
 Revenue (RB) Series B
            3.750%, 08/01/15.............................     250     256,643
San Diego Unified School District (GO) Series B
            1.000%, 07/01/15.............................   8,000   8,042,960
            2.000%, 07/01/15.............................  15,600  15,785,952
San Francisco Community College District (GO) Series A
 (AGM)
            5.000%, 06/15/15.............................   2,265   2,329,666
            5.000%, 06/15/16.............................   2,495   2,674,091
San Francisco Community College District (GO) Series C
            4.000%, 06/15/16.............................     845     892,117
            4.000%, 06/15/18.............................     485     528,888
San Francisco Unified School District (GO)
            5.000%, 06/15/16.............................     745     800,733

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           Face
                                                          Amount    Value+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
San Francisco Unified School District (GO) Series A
            5.000%, 09/24/15............................. $ 7,000 $ 7,303,590
San Francisco Unified School District (GO) Series
 C (NATL-RE)
            5.000%, 06/15/15.............................   1,400   1,441,552
San Juan Unified School District (GO) (AGM)
            4.000%, 08/01/15.............................     600     617,052
San Juan Unified School District (GO) Series A
            1.000%, 08/01/15.............................   5,400   5,433,858
San Juan Unified School District (GO) Series B
            3.000%, 08/01/16.............................     700     732,004
San Leandro Unified School District (GO) Series B
            4.000%, 08/01/21.............................     265     292,096
San Ramon Valley Unified School District (GO)
            4.000%, 08/01/21.............................   4,225   4,884,860
Santa Clara County (GO) Series B
            5.000%, 08/01/18.............................   5,000   5,784,000
Santa Clara County Financing Authority (RB)
            5.000%, 02/01/19.............................   3,610   4,191,463
Santa Clara Unified School District (GO)
            4.000%, 07/01/15.............................     500     512,575
Santa Clara Valley Transportation Authority (RB) Series B
            5.000%, 04/01/18.............................   7,645   8,740,987
Santa Margarita-Dana Point Authority (RB) Series B (GO
 OF DIST)
            4.000%, 08/01/17.............................   1,000   1,094,510
Sequoia Union High School District (GO) Series B (AGM)
(currency)  5.500%, 07/01/35 (Pre-refunded @
             $100, 7/1/16)...............................   9,030   9,809,560
Solano County Community College District (GO) (NATL-RE)
            5.000%, 08/01/15.............................   1,115   1,154,661
South San Francisco Unified School District (GO) Series G
            3.500%, 07/01/18.............................  19,075  20,912,113
Southern California Public Power Authority (RB)
            4.000%, 07/01/15.............................   2,200   2,255,176
            5.000%, 07/01/18.............................   1,135   1,307,270
            5.000%, 07/01/18.............................   1,475   1,698,875

                                                     Face
                                                    Amount      Value+
                                                    ------      ------
                                                    (000)
CALIFORNIA -- (Continued)
Southwestern Community College District (GO)
 Series A
    5.500%, 08/01/17............................. $      275 $    309,383
Sweetwater Union High School District (GO)
    5.000%, 01/01/18.............................      1,750    1,976,800
Union Elementary School District (GO) Series A
    3.000%, 09/01/18.............................      1,130    1,209,699
Upland Unified School District (GO)
    1.000%, 08/01/16.............................        900      909,504
Vista Unified School District (GO) (AGM)
    4.000%, 08/01/15.............................      1,000    1,028,420
West Contra Costa Unified School District (GO)
 (AGM)
    5.000%, 08/01/17.............................      1,585    1,769,557
West Contra Costa Unified School District (GO)
 (ASSURED GTY)
    5.000%, 08/01/17.............................        425      474,487
Westlands Water District (RB) Series A (AGM)
    4.000%, 09/01/20.............................      1,045    1,185,124
Wiseburn School District (GO) Series A (NATL-RE)
    5.000%, 08/01/15.............................        400      414,228
Yolo County Washington Unified School District
 (GO)
    4.000%, 08/01/20.............................      1,000    1,132,250
Yosemite Community College District (GO)
    1.000%, 08/01/17.............................      1,850    1,861,507
                                                             ------------
TOTAL MUNICIPAL BONDS............................             655,332,550
                                                             ------------

COMMERCIAL PAPER -- (5.1%)
    California State University, 0.060%..........      9,000    9,000,180
    City & County of San Francisco
      0.700%, 11/05/14...........................     12,888   12,888,129
      0.080%, 11/05/14...........................     13,240   13,240,132
                                                             ------------
TOTAL COMMERCIAL PAPER......................................   35,128,441
                                                             ------------

                                                    Shares
                                                    ------

TEMPORARY CASH INVESTMENTS -- (0.8%)
    JPMorgan Tax Free Money Market Fund..........  5,627,630    5,627,630
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $690,885,719)............................             $696,088,621
                                                             ============

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                --------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                                ---------- ------------ ------- ------------
    Municipal Bonds............         -- $655,332,550   --    $655,332,550
    Commercial Paper...........         --   35,128,441   --      35,128,441
    Temporary Cash Investments. $5,627,630           --   --       5,627,630
                                ---------- ------------   --    ------------
    TOTAL...................... $5,627,630 $690,460,991   --    $696,088,621
                                ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (98.8%)
CALIFORNIA -- (98.8%)
Albany Unified School District (GO)
            4.000%, 08/01/21............................. $  240 $  270,922
Alhambra Unified School District (GO) Series A (ASSURED
 GTY)
            5.250%, 08/01/18.............................    375    426,229
Alum Rock Union Elementary School District (GO) Series A
            5.000%, 09/01/21.............................    730    872,591
Amador County Unified School District (GO)
            4.000%, 08/01/19.............................    385    415,835
Anaheim Public Financing Authority (RB)
            5.000%, 08/01/17.............................    500    556,915
Antelope Valley Union High School District (GO)
            4.000%, 08/01/21.............................    500    573,265
            5.000%, 08/01/22.............................  1,650  2,012,472
Azusa Unified School District (GO)
            5.000%, 07/01/21.............................    425    498,865
Baldwin Park Unified School District (GO) (AGM)
            5.000%, 08/01/17.............................    100    111,355
Bay Area Toll Authority (RB)
            4.000%, 04/01/18.............................  1,000  1,110,140
(currency)  5.000%, 04/01/34 (Pre-refunded @
             $100, 4/1/18)...............................  1,000  1,145,540
(currency)  5.125%, 04/01/39 (Pre-refunded @
             $100, 4/1/19)...............................  1,900  2,241,449
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.............................    200    231,152
Buena Park School District (GO) (AGM)
            2.500%, 08/01/21.............................     75     77,640
California Educational Facilities Authority (RB)
            5.000%, 10/01/16.............................    500    542,915
California State (GO)
            5.000%, 11/01/16.............................    150    163,625
            5.000%, 02/01/18.............................  2,350  2,665,722
            5.000%, 09/01/18.............................  1,325  1,527,023
            5.000%, 10/01/18.............................    250    288,727
            5.500%, 04/01/19.............................  1,075  1,277,347
            3.125%, 10/01/19.............................    100    108,994
            5.000%, 10/01/19.............................    250    294,732
            4.000%, 11/01/19.............................    135    152,901
            5.000%, 10/01/20.............................    375    448,672

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
    5.000%, 02/01/21............................. $  700 $  840,301
    5.000%, 04/01/21.............................    475    571,344
    5.000%, 09/01/21.............................  3,705  4,476,085
    5.000%, 02/01/22.............................  2,195  2,644,865
    5.000%, 04/01/22.............................    500    603,525
    4.000%, 09/01/22.............................    525    598,222
    5.250%, 09/01/22.............................    940  1,155,580
    5.250%, 10/01/22.............................  1,310  1,612,335
    5.000%, 12/01/22.............................  1,245  1,511,779
    5.000%, 02/01/23.............................  1,150  1,398,158
    5.000%, 10/01/23.............................    100    122,531
    5.000%, 11/01/23.............................    875  1,073,030
California State (GO) Series B
    5.000%, 09/01/23.............................  2,285  2,797,480
California State Department of Water Resources
 (RB) Series AR
    5.000%, 12/01/22.............................  3,210  3,973,049
    5.000%, 12/01/23.............................    900  1,127,223
California State Department of Water Resources
 Power Supply Revenue (RB) Series L
    5.000%, 05/01/17.............................    450    500,143
    5.000%, 05/01/18.............................  1,260  1,444,061
    5.000%, 05/01/20.............................  1,500  1,795,740
California State Department of Water Resources
 Power Supply Revenue (RB) Series M
    4.000%, 05/01/19.............................    455    514,132
California State Economic Recovery (GO) Series A
    4.400%, 07/01/18.............................    410    464,017
    5.000%, 07/01/19.............................    600    707,100
California State University (RB) Series A
    2.500%, 11/01/18.............................  1,500  1,598,700
    5.000%, 11/01/18.............................  2,500  2,909,275
    5.000%, 11/01/19.............................    450    534,969
California State University (RB) Series C (AGM)
    5.000%, 11/01/22.............................    100    122,711
Capistrano Unified School District School
 Facilities Improvement District No. 1 (GO)
    4.000%, 08/01/22.............................    170    192,826
Chabot-Las Positas Community College District
 (GO)
    5.000%, 08/01/22.............................    900  1,093,383
    4.000%, 08/01/23.............................  1,970  2,255,512
Chaffey Community College District (GO) Series E
    4.000%, 06/01/22.............................    335    386,436

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Chino Hills Financing Authority (RB)
    4.000%, 06/01/18............................. $  500 $  556,610
Chino Valley Unified School District (GO) Series
 A
    4.000%, 08/01/21.............................    200    228,894
Chula Vista Elementary School District (GO)
    5.000%, 08/01/22.............................  1,835  2,216,129
City & County of San Francisco (GO)
    4.000%, 06/15/20.............................    800    919,320
City & County of San Francisco (GO) Series A
    5.000%, 06/15/22.............................  2,200  2,707,386
City & County of San Francisco (GO) Series R1
    5.000%, 06/15/21.............................    470    572,498
City of Long Beach Harbor Revenue (RB) Series B
    5.000%, 05/15/19.............................    250    294,160
City of Los Angeles (GO) Series A
    4.000%, 09/01/18.............................    780    874,084
City of Los Angeles (GO) Series B
    5.000%, 09/01/19.............................    600    707,742
City of Riverside Water Revenue (RB) Series A
    5.000%, 10/01/18.............................    300    345,600
City of San Francisco Public Utilities
 Commission Water Revenue (RB) Series A
    5.000%, 11/01/15.............................     40     41,892
    5.000%, 11/01/15.............................    135    141,413
Coachella Valley Unified School District (GO)
 (BAM)
    4.000%, 08/01/22.............................    825    926,995
Colton Joint Unified School District (GO)
    5.000%, 08/01/21.............................    900  1,072,530
Colton Joint Unified School District (GO) Series
 C (NATL-RE FGIC)
    5.000%, 02/01/15.............................    140    141,590
Conejo Valley Unified School District (GO)
    2.000%, 08/01/18.............................  2,350  2,411,570
    4.000%, 08/01/18.............................    115    126,383
Contra Costa County Public Financing Authority
 (RB) Series B (NATL-RE)
    5.000%, 06/01/15.............................    200    205,404
Contra Costa County Walnut Creek Elementary
 School District (GO)
    1.500%, 09/01/17.............................    500    507,360

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Culver City School Facilities Financing
 Authority (RB) (AGM GO OF DIST)
    5.500%, 08/01/26............................. $  855 $1,087,517
Cupertino Union School District (GO) Series A
    4.000%, 08/01/17.............................    275    301,147
Davis Joint Unified School District (GO)
    5.000%, 08/01/18.............................    420    484,844
Davis Joint Unified School District Community
 Facilities District (ST) (AGM)
    3.000%, 08/15/22.............................  1,000  1,012,470
Davis Joint Unified School District Community
 Facilities District No. 2 (ST) (AGM)
    3.000%, 08/15/19.............................    500    520,345
Dublin Unified School District (GO)
    5.000%, 02/01/19.............................    425    494,033
    5.000%, 08/01/23.............................  1,665  2,047,117
East Side Union High School District (GO)
    4.000%, 08/01/21.............................    600    684,630
East Side Union High School District (GO) Series
 D
    3.000%, 08/01/19.............................    825    891,223
El Dorado Irrigation District & El Dorado Water
 Agency (CP) Series A (ASSURED GTY)
    4.000%, 08/01/16.............................    530    560,835
El Monte City School District (GO) Series A
 (ASSURED GTY)
    5.000%, 08/01/15.............................    175    181,225
El Rancho Unified School District (GO) (AGM)
    4.000%, 08/01/21.............................  1,285  1,443,659
Enterprise Elementary School District (GO)
    4.000%, 09/01/19.............................    500    552,040
Escondido Union School District (GO) Series B
 (NATL-RE FGIC)
    5.000%, 08/01/15.............................    450    466,110
    5.000%, 08/01/16.............................    400    432,140
Fallbrook Union Elementary School District (GO)
 Series A
    5.000%, 08/01/20.............................    200    239,078
Folsom Cordova Unified School District School
 Facilities Improvement District No. 4 (GO)
 Series A (NATL-RE)
    5.000%, 10/01/16.............................    500    542,515
Fontana Unified School District (GO)
    5.000%, 08/01/19.............................    600    708,360

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
     4.000%, 08/01/21.............................. $1,585 $1,827,061
     4.000%, 08/01/22..............................    875  1,010,730
Franklin-Mckinley School District (GO) (ASSURED
 GTY)
     5.000%, 08/01/17..............................    275    307,260
Grossmont Union High School District (GO) Series
 A
     5.000%, 08/01/18..............................    200    229,840
Huntington Beach Public Financing Authority (RB)
     4.000%, 09/01/18..............................    200    218,502
Jurupa Unified School District (GO) (AGM)
     4.000%, 08/01/18..............................    235    260,533
     5.000%, 08/01/20..............................    725    862,699
Liberty Union High School District (GO)
     4.000%, 08/01/21..............................    500    563,410
Lompoc Unified School District (GO) (ASSURED GTY)
     5.250%, 08/01/20..............................    540    638,545
Los Altos Elementary School District (GO)
     4.000%, 08/01/21..............................    250    288,525
Los Angeles Convention & Exhibit Center
 Authority (RB) Series A
     4.500%, 08/15/18..............................    300    337,401
Los Angeles County Metropolitan Transportation
 Authority (RB)
     5.000%, 07/01/17..............................    525    587,092
Los Angeles County Metropolitan Transportation
 Authority (RB) Series A
     5.000%, 07/01/17..............................    300    332,118
     5.000%, 07/01/18..............................    665    754,848
Los Angeles Department of Water & Power (RB)
 Series B
     5.000%, 07/01/22..............................    435    536,925
Los Angeles Municipal Improvement Corp. (RB)
 Series A
     5.000%, 09/01/16..............................    200    215,922
Los Angeles Municipal Improvement Corp. (RB)
 Series C
     3.000%, 03/01/16..............................    250    258,328
Los Angeles Unified School District (GO)
 (NATL-RE)
     5.750%, 07/01/15..............................    125    129,585
Los Angeles Unified School District (GO) Series A
     3.000%, 07/01/19..............................    475    515,845
     5.000%, 07/01/20..............................    150    179,804
     2.000%, 07/01/22..............................    630    634,460

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series C
     5.000%, 07/01/23.............................. $1,000 $1,227,510
Los Angeles Unified School District (GO) Series D
     4.000%, 07/01/17..............................    200    218,554
Los Angeles Unified School District (GO) Series
 KRY
     5.000%, 07/01/15..............................    250    257,940
     5.000%, 07/01/18..............................    750    864,427
Los Rios Community College District (GO) Series B
     5.000%, 08/01/23..............................    510    628,422
Lynwood Unified School District (GO) (AGM)
     5.000%, 08/01/21..............................    450    538,150
     5.000%, 08/01/22..............................    485    583,814
Manhattan Beach Unified School District (GO)
 Series C
     3.500%, 09/01/21..............................  1,185  1,298,594
Manhattan Beach Unified School District (GO)
 Series E
     3.000%, 09/01/22..............................    560    593,678
Mendocino-Lake Community College District (GO)
 Series A (NATL-RE)
     5.000%, 08/01/17..............................    100    110,721
Merced Union High School District (GO) Series A
 (ASSURED GTY)
     4.000%, 08/01/18..............................    250    273,305
Montebello Unified School District (GO)
     5.000%, 08/01/20..............................    415    495,585
Moreno Valley Public Financing Authority (RB)
     5.000%, 11/01/20..............................  1,470  1,739,598
Morongo Unified School District (GO)
     3.000%, 08/01/22..............................    480    494,731
Mount Diablo Unified School District (GO)
     3.250%, 08/01/19..............................    500    544,180
New Haven Unified School District (GO) (ASSURED
 GTY)
     5.000%, 08/01/19..............................    150    176,558
Oakland Joint Powers Financing Authority (RB)
 Series B (ASSURED GTY)
     4.500%, 08/01/18..............................    500    564,060
Oceanside Unified School District (GO)
     4.000%, 08/01/17..............................    300    327,321

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Oxnard Union High School District (GO)
    4.000%, 08/01/21............................. $  320 $  360,582
    4.000%, 08/01/22.............................    500    561,060
Oxnard Union High School District (GO) Series A
 (AGM)
    4.000%, 08/01/15.............................    245    251,630
Peralta Community College District (GO)
    5.000%, 08/01/17.............................    100    111,963
Peralta Community College District (GO) (AGM)
    5.000%, 08/01/15.............................    200    207,114
Placentia-Yorba Linda Unified School District
 (GO) Series A
    5.000%, 08/01/18.............................    275    315,593
Plumas Unified School District (GO) (AGM)
    5.250%, 08/01/21.............................    800    942,688
Pomona Unified School District (GO) Series C
    4.000%, 08/01/16.............................    250    264,950
Porterville Unified School District Facilities
 Improvement District (GO) Series B (AGM)
    5.000%, 08/01/18.............................    450    511,267
    5.000%, 08/01/19.............................    325    375,872
Poway Unified School District (GO)
    5.000%, 08/01/19.............................    200    236,222
Rancho Santiago Community College District (GO)
 (AGM)
    5.250%, 09/01/20.............................    500    607,885
Redlands Financing Authority (RB) Series A
    5.000%, 09/01/22.............................  1,290  1,558,526
Roseville City School District (GO)
    5.000%, 08/01/17.............................    400    447,620
Sacramento City Unified School District (GO)
    5.000%, 07/01/18.............................    300    343,431
    5.000%, 07/01/24.............................  1,800  2,183,850
Sacramento Municipal Utility District (RB)
 Series U (AGM)
    5.000%, 08/15/17.............................    125    139,870
Saddleback Valley Unified School District (GO)
    5.000%, 08/01/22.............................    465    568,648
San Diego County Regional Transportation
 Commission (RB) Series A
    5.000%, 04/01/18.............................  1,365  1,559,199
San Diego County Water Authority (RB) Series A
    4.000%, 05/01/17.............................    450    488,092

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
San Diego Public Facilities Financing Authority
 Water Revenue (RB) Series A
     5.000%, 08/01/16.............................. $  400 $  432,140
San Diego Unified School District (GO) Series
 C-2 (AGM)
     5.500%, 07/01/21..............................    600    745,020
     5.500%, 07/01/25..............................  2,000  2,571,120
San Dieguito Union High School District (GO)
 Series A-2
     5.000%, 08/01/23..............................    490    607,311
San Juan Unified School District (GO)
     5.000%, 08/01/22..............................    800    982,848
San Juan Unified School District (GO) Series B
     3.000%, 08/01/16..............................    260    271,887
San Ramon Valley Unified School District (GO)
     4.000%, 08/01/21..............................  1,500  1,734,270
Santa Ana Unified School District (GO) Series A
     5.000%, 08/01/18..............................    275    315,593
Santa Cruz City High School District (GO)
     4.000%, 08/01/22..............................    715    801,780
Santa Monica Community College District (GO)
 Series A
     5.000%, 08/01/22..............................    225    271,910
Santa Monica Public Financing Authority (RB)
 Series B
     4.000%, 12/01/19..............................    175    198,949
Saugus Union School District (GO) (NATL-RE FGIC)
     5.250%, 08/01/17..............................    500    562,770
Saugus/Hart School Facilities Financing
 Authority (RB) Series B
     5.000%, 09/01/15..............................    300    311,595
Sequoia Union High School District (GO) Series A
     4.000%, 07/01/16..............................    360    381,733
South San Francisco Unified School District (GO)
 Series G
     3.500%, 07/01/18..............................    600    657,786
Southern California Public Power Authority
     5.000%, 07/01/19..............................    650    766,350
Southern California Public Power Authority (RB)
     5.000%, 07/01/18..............................    250    287,945
     4.000%, 07/01/19..............................    575    651,866
Standard Elementary School District (GO) Series A
     4.000%, 08/01/24..............................    240    275,410

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Stockton Unified School District (GO) (AGM)
    5.000%, 07/01/20............................. $  150 $  175,610
Sweetwater Union High School District (GO)
    5.000%, 01/01/18.............................  1,200  1,355,520
Val Verde Unified School District (GO) Series B
 (AGM)
    3.000%, 08/01/17.............................    200    212,232
West Contra Costa Unified School District (GO)
 (AGM)
    5.000%, 08/01/17.............................    195    217,706
West Contra Costa Unified School District (GO)
 (ASSURED GTY)
    5.000%, 08/01/17.............................    175    195,377
West Contra Costa Unified School District (GO)
 Series B
    6.000%, 08/01/20.............................  1,065  1,324,242
West Covina Unified School District (GO) (AGM)
    5.000%, 08/01/21.............................    385    450,847
Western Riverside County Regional Wastewater
 Authority (RB) (ASSURED GTY)
    5.000%, 09/01/19.............................    250    279,787

                                                     Face
                                                    Amount      Value+
                                                    ------      ------
                                                    (000)
CALIFORNIA -- (Continued)
Westside Union School District (GO) Series A
    4.000%, 08/01/23............................. $      700 $    802,053
Wright Elementary School District (GO) Series A
    3.000%, 08/01/20.............................        165      177,334
Yolo County Washington Unified School District
    4.000%, 08/01/19.............................        450      507,204
Yosemite Union High School District (GO) (AGM)
    4.000%, 08/01/19.............................        395      424,424
Yuba Community College District (GO) Series C
    5.000%, 08/01/17.............................        240      267,182
                                                             ------------
TOTAL MUNICIPAL BONDS............................             137,566,832
                                                             ------------

                                                    Shares
                                                    ------        -
TEMPORARY CASH INVESTMENTS -- (1.2%)
    JPMorgan Tax Free Money Market Fund..........  1,732,831    1,732,831
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $136,127,188)............................             $139,299,663
                                                             ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                --------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                                ---------- ------------ ------- ------------
    Municipal Bonds............         -- $137,566,832   --    $137,566,832
    Temporary Cash Investments. $1,732,831           --   --       1,732,831
                                ---------- ------------   --    ------------
    TOTAL...................... $1,732,831 $137,566,832   --    $139,299,663
                                ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                                     DFA
                                                                                 DFA Two-Year    Selectively   DFA Short-
                                                                  DFA One-Year   Global Fixed   Hedged Global     Term
                                                                  Fixed Income      Income      Fixed Income   Government
                                                                   Portfolio      Portfolio*      Portfolio    Portfolio
                                                                 -------------- --------------  ------------- ------------
ASSETS:
Investments at Value (including $82,791, $213,022, $93,629
 and $0 of securities on loan, respectively).................... $    8,382,834 $    6,099,665  $  1,091,156  $  2,034,308
Temporary Cash Investments at Value & Cost......................         88,349             --            --         9,217
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................         84,565        192,450        95,788            --
Foreign Currencies at Value.....................................             --          1,976            --            --
Cash............................................................             --         39,093        22,286         9,951
Receivables:
  Investment Securities Sold....................................             --         15,100         5,102            --
  Interest......................................................         30,065         48,336         8,091        16,896
  Securities Lending Income.....................................             11             14             7            --
  Fund Shares Sold..............................................         17,255         11,671           554         2,496
Unrealized Gain on Forward Currency Contracts...................             --         12,820           734            --
Prepaid Expenses and Other Assets...............................            153             85            10            23
                                                                 -------------- --------------  ------------  ------------
     Total Assets...............................................      8,603,232      6,421,210     1,223,728     2,072,891
                                                                 -------------- --------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................         84,565        192,450        95,788            --
  Investment Securities Purchased...............................         53,931         33,827         8,752         9,951
  Fund Shares Redeemed..........................................          7,505          3,293           899           801
  Due to Advisor................................................          1,079            786           140           294
Unrealized Loss on Forward Currency Contracts...................             --          1,389        18,441            --
Accrued Expenses and Other Liabilities..........................            593            513            61           135
                                                                 -------------- --------------  ------------  ------------
     Total Liabilities..........................................        147,673        232,258       124,081        11,181
                                                                 -------------- --------------  ------------  ------------
NET ASSETS...................................................... $    8,455,559 $    6,188,952  $  1,099,647  $  2,061,710
                                                                 ============== ==============  ============  ============
Institutional Class Shares -- based on net assets of
 $8,455,559; $6,188,952; $1,099,647 and $2,061,710 and
 shares outstanding of 819,079,209; 617,879,326;
 109,914,695 and 192,795,086, respectively...................... $        10.32 $        10.02  $      10.00  $      10.69
                                                                 ============== ==============  ============  ============
NUMBER OF SHARES AUTHORIZED.....................................  2,000,000,000  2,000,000,000   300,000,000   500,000,000
                                                                 ============== ==============  ============  ============
Investments at Cost............................................. $    8,376,790 $    6,187,274  $  1,094,349  $  2,032,194
                                                                 ============== ==============  ============  ============
Foreign Currencies at Cost...................................... $           -- $        1,979  $         --  $         --
                                                                 ============== ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $    8,442,496 $    6,215,178  $  1,116,722  $  2,052,665
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................          1,444         44,993        14,426         2,892
Accumulated Net Realized Gain (Loss)............................          5,575          6,442       (10,545)        4,039
Net Unrealized Foreign Exchange Gain (Loss).....................             --          9,951       (17,763)           --
Net Unrealized Appreciation (Depreciation)......................          6,044        (87,612)       (3,193)        2,114
                                                                 -------------- --------------  ------------  ------------
NET ASSETS...................................................... $    8,455,559 $    6,188,952  $  1,099,647  $  2,061,710
                                                                 ============== ==============  ============  ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                    DFA World ex      DFA
                                                                     DFA Five-Year      U.S.      Intermediate  DFA Short-
                                                                     Global Fixed    Government    Government  Term Extended
                                                                        Income      Fixed Income  Fixed Income    Quality
                                                                      Portfolio*     Portfolio     Portfolio    Portfolio*
                                                                     -------------- ------------  ------------ -------------
ASSETS:
Investments at Value (including $438,050, $0, $0 and $248,082
 of securities on loan, respectively)............................... $    9,715,368 $    338,490  $  3,964,094 $  3,780,043
Temporary Cash Investments at Value & Cost..........................             --           --         9,501           --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................        408,981           --            --      232,898
Foreign Currencies at Value.........................................              8          446            --           15
Cash................................................................         48,241        9,315            --       21,906
Receivables:
  Investment Securities Sold........................................         69,662           --            --           --
  Interest..........................................................         54,473        3,179        47,142       24,992
  Securities Lending Income.........................................             62           --            --           23
  Fund Shares Sold..................................................          9,152          805         2,100       15,529
Unrealized Gain on Forward Currency Contracts.......................          9,125       10,652            --          935
Unrealized Gain on Foreign Currency Contracts.......................              1           --            --           --
Prepaid Expenses and Other Assets...................................            112           16            31           51
                                                                     -------------- ------------  ------------ ------------
     Total Assets...................................................     10,315,185      362,903     4,022,868    4,076,392
                                                                     -------------- ------------  ------------ ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................        408,981           --            --      232,898
  Investment Securities Purchased...................................         79,667        7,097            --       17,090
  Fund Shares Redeemed..............................................          4,775          101           687        2,657
  Due to Advisor....................................................          2,080           45           342          600
Unrealized Loss on Forward Currency Contracts.......................            900          373            --           --
Unrealized Loss on Foreign Currency Contracts.......................             --           26            --           --
Accrued Expenses and Other Liabilities..............................            666           20           223          253
                                                                     -------------- ------------  ------------ ------------
     Total Liabilities..............................................        497,069        7,662         1,252      253,498
                                                                     -------------- ------------  ------------ ------------
NET ASSETS.......................................................... $    9,818,116 $    355,241  $  4,021,616 $  3,822,894
                                                                     ============== ============  ============ ============
Institutional Class Shares -- based on net assets of $9,818,116;
 $355,241; $4,021,616 and $3,822,894 and shares outstanding
 of 887,767,924; 32,848,305; 319,300,268 and 352,107,104,
 respectively....................................................... $        11.06 $      10.81  $      12.60 $      10.86
                                                                     ============== ============  ============ ============
NUMBER OF SHARES AUTHORIZED.........................................  1,500,000,000  100,000,000   700,000,000  500,000,000
                                                                     ============== ============  ============ ============
Investments at Cost................................................. $    9,696,357 $    346,874  $  3,863,069 $  3,765,086
                                                                     ============== ============  ============ ============
Foreign Currencies at Cost.......................................... $            9 $        449  $         -- $         16
                                                                     ============== ============  ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    9,678,180 $    339,071  $  3,886,555 $  3,793,542
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................         95,694       12,652        14,503       11,175
Accumulated Net Realized Gain (Loss)................................         17,401        1,766        19,533        2,295
Net Unrealized Foreign Exchange Gain (Loss).........................          7,831       10,139            --          926
Net Unrealized Appreciation (Depreciation)..........................         19,010       (8,387)      101,025       14,956
                                                                     -------------- ------------  ------------ ------------
NET ASSETS.......................................................... $    9,818,116 $    355,241  $  4,021,616 $  3,822,894
                                                                     ============== ============  ============ ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                   DFA
                                                              Intermediate-                 DFA Inflation-  DFA Short-
                                                              Term Extended       DFA         Protected    Duration Real
                                                                 Quality      Investment      Securities      Return
                                                               Portfolio*   Grade Portfolio   Portfolio      Portfolio
                                                              ------------- --------------- -------------- -------------
ASSETS:
Investments in Affiliated Investment Companies at Value......           --   $  2,425,864              --            --
Investments at Value (including $433,933, $0, $0 and $0 of
 securities on loan, respectively)........................... $  2,109,771             --    $  2,712,308  $    626,659
Temporary Cash Investments at Value & Cost...................           --          6,259           1,466            --
Temporary Cash...............................................        7,550             --              --        15,419
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      410,242             --              --            --
Segregated Cash for Swaps Contracts..........................           --             --              --           220
Cash.........................................................           --             --              --           980
Receivables:
  Investment Securities Sold.................................        8,139             --              --            --
  Interest...................................................       20,633              1           8,404         3,784
  Securities Lending Income..................................           35             --              --            --
  Fund Shares Sold...........................................        2,903          3,109           2,259           914
Unrealized Gain on Swap Contracts............................           --             --              --            82
Unrealized Gain on Forward Currency Contracts................           --             --              --            18
Deferred Offering Costs......................................           --             --              --             1
Prepaid Expenses and Other Assets............................           20             41              28            31
                                                              ------------   ------------    ------------  ------------
     Total Assets............................................    2,559,293      2,435,274       2,724,465       648,108
                                                              ------------   ------------    ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      410,242             --              --            --
  Investment Securities Purchased............................       14,238          1,400              --         9,377
  Fund Shares Redeemed.......................................          456            657           1,943           112
  Due to Advisor.............................................          343             12             233            88
Unrealized Loss on Swap Contracts............................           --             --              --         6,366
Accrued Expenses and Other Liabilities.......................          120            148             143            88
                                                              ------------   ------------    ------------  ------------
     Total Liabilities.......................................      425,399          2,217           2,319        16,031
                                                              ------------   ------------    ------------  ------------
NET ASSETS................................................... $  2,133,894   $  2,433,057    $  2,722,146  $    632,077
                                                              ============   ============    ============  ============
Institutional Class Shares -- based on net assets of
 $2,133,894; $2,433,057; $2,722,146 and $632,077 and
 shares outstanding of 197,572,296; 226,154,795;
 231,757,094 and 63,227,791, respectively.................... $      10.80   $      10.76    $      11.75  $      10.00
                                                              ============   ============    ============  ============
NUMBER OF SHARES AUTHORIZED..................................  300,000,000    400,000,000     500,000,000   100,000,000
                                                              ============   ============    ============  ============
Investments in Affiliated Investment Companies at Cost....... $         --   $  2,405,219    $         --  $         --
                                                              ------------   ------------    ------------  ------------
Investments at Cost.......................................... $  2,084,275   $         --    $  2,658,789  $    626,382
                                                              ============   ============    ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $  2,092,335   $  2,411,651    $  2,663,995  $    634,035
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................        7,030          2,881            (238)        4,114
Accumulated Net Realized Gain (Loss).........................        9,033         (2,120)          4,870           (81)
Net Unrealized Foreign Exchange Gain (Loss)..................           --             --              --            16
Net Unrealized Appreciation (Depreciation)...................       25,496         20,645          53,519        (6,007)
                                                              ------------   ------------    ------------  ------------
NET ASSETS................................................... $  2,133,894   $  2,433,057    $  2,722,146  $    632,077
                                                              ============   ============    ============  ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                           DFA                      DFA California
                                                         DFA Short-   Intermediate-  DFA California Intermediate-
                                                            Term           Term        Short-Term        Term
                                                         Municipal      Municipal      Municipal      Municipal
                                                       Bond Portfolio Bond Portfolio Bond Portfolio Bond Portfolio
                                                       -------------- -------------- -------------- --------------
ASSETS:
Investments at Value..................................  $  2,170,063   $    501,133   $    690,461   $    137,567
Temporary Cash Investments at Value & Cost............         8,996          3,967          5,628          1,733
Receivables:
  Interest............................................        28,371          5,251          7,464          1,486
  Fund Shares Sold....................................         1,243            878            568            172
Prepaid Expenses and Other Assets.....................            77             26              7             11
                                                        ------------   ------------   ------------   ------------
     Total Assets.....................................     2,208,750        511,255        704,128        140,969
                                                        ------------   ------------   ------------   ------------
LIABILITIES:
Payables:
  Investment Securities Purchased.....................            --          2,373             --            515
  Fund Shares Redeemed................................         1,309             50            189             --
  Due to Advisor......................................           374             74            119             22
Accrued Expenses and Other Liabilities................           152             36             47              8
                                                        ------------   ------------   ------------   ------------
     Total Liabilities................................         1,835          2,533            355            545
                                                        ------------   ------------   ------------   ------------
NET ASSETS............................................  $  2,206,915   $    508,722   $    703,773   $    140,424
                                                        ============   ============   ============   ============
Institutional Class Shares -- based on net assets of
 $2,206,915; $508,722; $703,773 and $140,424 and
 shares outstanding of 215,656,529; 50,377,005;
 68,153,163 and 13,406,768, respectively..............  $      10.23   $      10.10   $      10.33   $      10.47
                                                        ============   ============   ============   ============
NUMBER OF SHARES AUTHORIZED...........................   500,000,000    100,000,000    300,000,000    100,000,000
                                                        ============   ============   ============   ============
Investments at Cost...................................  $  2,154,665   $    491,770   $    685,258   $    134,394
                                                        ============   ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................  $  2,190,072   $    498,836   $    698,170   $    137,062
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income).....................         1,511            612            408            189
Accumulated Net Realized Gain (Loss)..................           (66)           (89)            (8)            --
Net Unrealized Appreciation (Depreciation)............        15,398          9,363          5,203          3,173
                                                        ------------   ------------   ------------   ------------
NET ASSETS............................................  $  2,206,915   $    508,722   $    703,773   $    140,424
                                                        ============   ============   ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                       DFA
                                                                                   Selectively
                                                            DFA One-    DFA Two-      Hedged    DFA Short-
                                                           Year Fixed Year Global  Global Fixed    Term
                                                             Income   Fixed Income    Income    Government
                                                           Portfolio   Portfolio    Portfolio   Portfolio
                                                           ---------- ------------ ------------ ----------
Investment Income
  Interest................................................  $40,965     $ 40,058     $ 16,440    $17,876
  Income from Securities Lending..........................      122          212           12         --
                                                            -------     --------     --------    -------
     Total Investment Income..............................   41,087       40,270       16,452     17,876
                                                            -------     --------     --------    -------
Expenses
  Investment Advisory Services Fees.......................    4,379        2,951        1,516      3,236
  Administrative Services Fees............................    8,759        5,903           --         --
  Accounting & Transfer Agent Fees........................      496          336           61        111
  Custodian Fees..........................................      199          304           26         20
  Filing Fees.............................................      258          224           57         89
  Shareholders' Reports...................................      207          190           26         54
  Directors'/Trustees' Fees & Expenses....................       62           42            7         13
  Professional Fees.......................................      213          135           23         42
  Other...................................................       68           47           10         16
                                                            -------     --------     --------    -------
     Total Expenses.......................................   14,641       10,132        1,726      3,581
                                                            -------     --------     --------    -------
  Fees Paid Indirectly....................................       --          (33)         (10)        --
                                                            -------     --------     --------    -------
  Net Expenses............................................   14,641       10,099        1,716      3,581
                                                            -------     --------     --------    -------
  Net Investment Income (Loss)............................   26,446       30,171       14,736     14,295
                                                            -------     --------     --------    -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold............................    6,383      (21,361)      (3,292)     4,266
    Foreign Currency Transactions.........................       --       61,641       (5,463)        --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............   (4,092)     (62,877)       1,324     (2,629)
    Translation of Foreign Currency Denominated Amounts...       --       20,324      (17,037)        --
                                                            -------     --------     --------    -------
  Net Realized and Unrealized Gain (Loss).................    2,291       (2,273)     (24,468)     1,637
                                                            -------     --------     --------    -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...............................................  $28,737     $ 27,898     $ (9,732)   $15,932
                                                            =======     ========     ========    =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                         DFA World ex     DFA      DFA Short-
                                                             DFA Five-       U.S.     Intermediate    Term
                                                            Year Global   Government   Government   Extended
                                                            Fixed Income Fixed Income Fixed Income  Quality
                                                             Portfolio    Portfolio    Portfolio   Portfolio
                                                            ------------ ------------ ------------ ----------
Investment Income
  Interest.................................................   $140,510     $ 5,843      $ 87,393    $57,876
  Income from Securities Lending...........................        553          --            --        298
                                                              --------     -------      --------    -------
     Total Investment Income...............................    141,063       5,843        87,393     58,174
                                                              --------     -------      --------    -------
Expenses
  Investment Advisory Services Fees........................     21,850         524         3,619      6,957
  Accounting & Transfer Agent Fees.........................        494          20           207        199
  Custodian Fees...........................................        319          26            37         71
  Filing Fees..............................................        461          37           139        243
  Shareholders' Reports....................................        286           8           115        103
  Directors'/Trustees' Fees & Expenses.....................         61           2            25         25
  Professional Fees........................................        192           6            76         72
  Other....................................................         71           5            32         28
                                                              --------     -------      --------    -------
     Total Expenses........................................     23,734         628         4,250      7,698
                                                              --------     -------      --------    -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...............         --         (45)           --        (46)
  Fees Paid Indirectly.....................................        (59)         (4)           --        (34)
                                                              --------     -------      --------    -------
  Net Expenses.............................................     23,675         579         4,250      7,618
                                                              --------     -------      --------    -------
  Net Investment Income (Loss).............................    117,388       5,264        83,143     50,556
                                                              --------     -------      --------    -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................     82,588       2,781        19,769      6,710
    Foreign Currency Transactions..........................    (24,372)      9,254            --       (630)
    In-Kind Redemptions....................................         --          --            --      2,482
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............    (21,761)     (6,072)        2,836     (8,609)
    Translation of Foreign Currency Denominated Amounts....     15,368      12,243            --       (322)
                                                              --------     -------      --------    -------
  Net Realized and Unrealized Gain (Loss)..................     51,823      18,206        22,605       (369)
                                                              --------     -------      --------    -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations................................................   $169,211     $23,470      $105,748    $50,187
                                                              ========     =======      ========    =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                        DFA
                                                                   Intermediate-               DFA
                                                                       Term         DFA     Inflation-  DFA Short-
                                                                     Extended    Investment Protected  Duration Real
                                                                      Quality      Grade    Securities    Return
                                                                     Portfolio   Portfolio  Portfolio  Portfolio (a)
                                                                   ------------- ---------- ---------- -------------
Investment Income
  Income Distributions Received from Affiliated Investment
   Companies......................................................         --     $48,229          --     $   715
  Dividends.......................................................         --          --          --          --
  Interest........................................................   $ 57,135           4    $ 49,562       3,911
  Income from Securities Lending..................................        328          --          --          --
                                                                     --------     -------    --------     -------
     Total Investment Income......................................     57,463      48,233      49,562       4,626
                                                                     --------     -------    --------     -------
Expenses
  Investment Advisory Services Fees...............................      3,505       3,955       2,542         700
  Accounting & Transfer Agent Fees................................        102          51         146          23
  Custodian Fees..................................................         26           1          26          19
  Filing Fees.....................................................        122         224          85          89
  Shareholders' Reports...........................................         25          69          93           8
  Directors'/Trustees' Fees & Expenses............................         12          14          18           2
  Professional Fees...............................................         34          12          52          33
  Organizational & Offering Costs.................................         --          --          --         105
  Other...........................................................         14           8          23           2
                                                                     --------     -------    --------     -------
     Total Expenses...............................................      3,840       4,334       2,985         981
                                                                     --------     -------    --------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C).............................         15      (3,533)         --        (258)
                                                                     --------     -------    --------     -------
  Net Expenses....................................................      3,855         801       2,985         723
                                                                     --------     -------    --------     -------
  Net Investment Income (Loss)....................................     53,608      47,432      46,577       3,903
                                                                     --------     -------    --------     -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................         --         616          --         123
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................     10,422      (2,517)     13,482          --
    Foreign Currency Transactions.................................        153          --          --         165
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.........................................     38,072      40,528     (29,262)        277
    Swap Contracts................................................         --          --          --      (6,284)
    Translation of Foreign Currency Denominated Amounts...........          8          --          --          16
                                                                     --------     -------    --------     -------
  Net Realized and Unrealized Gain (Loss).........................     48,655      38,627     (15,780)     (5,703)
                                                                     --------     -------    --------     -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.......................................................   $102,263     $86,059    $ 30,797     $(1,800)
                                                                     ========     =======    ========     =======

----------
(a)The Portfolio commenced operations on November 5, 2013.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                                     DFA
                                                                            DFA         DFA      California
                                                            DFA Short- Intermediate- California Intermediate-
                                                               Term        Term      Short-Term     Term
                                                            Municipal    Municipal   Municipal    Municipal
                                                               Bond        Bond         Bond        Bond
                                                            Portfolio    Portfolio   Portfolio    Portfolio
                                                            ---------- ------------- ---------- -------------
Investment Income
  Interest.................................................  $22,031      $ 7,379      $6,410      $2,329
                                                             -------      -------      ------      ------
     Total Investment Income...............................   22,031        7,379       6,410       2,329
                                                             -------      -------      ------      ------
Expenses
  Investment Advisory Services Fees........................    4,001          770       1,225         236
  Accounting & Transfer Agent Fees.........................      116           25          38          10
  Custodian Fees...........................................       22            5           9           3
  Filing Fees..............................................      163          101          42          23
  Shareholders' Reports....................................       43            8          10           2
  Directors'/Trustees' Fees & Expenses.....................       14            3           4           1
  Professional Fees........................................       42            8          13           3
  Other....................................................       16            4           5           2
                                                             -------      -------      ------      ------
     Total Expenses........................................    4,417          924       1,346         280
                                                             -------      -------      ------      ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...............       --          (38)         --          (8)
                                                             -------      -------      ------      ------
  Net Expenses.............................................    4,417          886       1,346         272
                                                             -------      -------      ------      ------
  Net Investment Income (Loss).............................   17,614        6,493       5,064       2,057
                                                             -------      -------      ------      ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................       --          (77)         --         112
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities..................................      719       10,784       1,270       3,502
                                                             -------      -------      ------      ------
  Net Realized and Unrealized Gain (Loss)..................      719       10,707       1,270       3,614
                                                             -------      -------      ------      ------
Net Increase (Decrease) in Net Assets Resulting from
 Operations................................................  $18,333      $17,200      $6,334      $5,671
                                                             =======      =======      ======      ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                          DFA Selectively Hedged
                                      DFA One-Year Fixed Income DFA Two-Year Global Fixed  Global Fixed Income
                                              Portfolio             Income Portfolio            Portfolio
                                      ------------------------  ------------------------  ---------------------
                                          Year         Year         Year         Year        Year        Year
                                         Ended        Ended        Ended        Ended       Ended       Ended
                                        Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                          2014         2013         2014         2013        2014        2013
                                      -----------  -----------  -----------  -----------  ----------  ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)....... $    26,446  $    29,962  $    30,171  $    26,491  $   14,736  $  15,063
  Net Realized Gain (Loss) on:
   Investment Securities Sold........       6,383        7,207      (21,361)      85,746      (3,292)    (1,684)
   Foreign Currency
    Transactions.....................          --           --       61,641      (84,623)     (5,463)    (3,286)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
    Foreign Currency.................      (4,092)      (5,937)     (62,877)     (13,289)      1,324     (8,484)
   Translation of Foreign Currency
    Denominated Amounts..............          --           --       20,324        9,862     (17,037)     2,566
                                      -----------  -----------  -----------  -----------  ----------  ---------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations......................      28,737       31,232       27,898       24,187      (9,732)     4,175
                                      -----------  -----------  -----------  -----------  ----------  ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........     (26,424)     (31,268)     (45,651)     (45,496)    (11,485)   (20,638)
  Net Short-Term Gains:
   Institutional Class Shares........      (2,481)      (9,466)      (3,882)      (9,165)     (1,424)      (583)
  Net Long-Term Gains:
   Institutional Class Shares........      (4,135)      (7,281)      (2,218)      (1,375)        (95)        --
                                      -----------  -----------  -----------  -----------  ----------  ---------
    Total Distributions..............     (33,040)     (48,015)     (51,751)     (56,036)    (13,004)   (21,221)
                                      -----------  -----------  -----------  -----------  ----------  ---------
Capital Share Transactions (1):
  Shares Issued......................   4,653,177    4,613,151    1,878,664    2,087,897     364,134    331,473
  Shares Issued in Lieu of Cash
   Distributions.....................      30,871       45,136       47,940       52,403      12,836     19,987
  Shares Redeemed....................  (4,313,897)  (3,646,057)  (1,265,997)  (1,227,346)   (239,874)  (212,530)
                                      -----------  -----------  -----------  -----------  ----------  ---------
    Net Increase (Decrease) from
     Capital Share
     Transactions....................     370,151    1,012,230      660,607      912,954     137,096    138,930
                                      -----------  -----------  -----------  -----------  ----------  ---------
    Total Increase (Decrease) in
     Net Assets......................     365,848      995,447      636,754      881,105     114,360    121,884
Net Assets
  Beginning of Year..................   8,089,711    7,094,264    5,552,198    4,671,093     985,287    863,403
                                      -----------  -----------  -----------  -----------  ----------  ---------
  End of Year........................ $ 8,455,559  $ 8,089,711  $ 6,188,952  $ 5,552,198  $1,099,647  $ 985,287
                                      ===========  ===========  ===========  ===========  ==========  =========
(1) Shares Issued and Redeemed:
  Shares Issued......................     450,767      446,607      187,612      207,694      35,937     32,512
  Shares Issued in Lieu of Cash
   Distributions.....................       2,991        4,372        4,791        5,219       1,282      1,950
  Shares Redeemed....................    (417,906)    (353,107)    (126,406)    (122,010)    (23,759)   (20,912)
                                      -----------  -----------  -----------  -----------  ----------  ---------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed........................      35,852       97,872       65,997       90,903      13,460     13,550
                                      ===========  ===========  ===========  ===========  ==========  =========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income)........... $     1,444  $     1,422  $    44,993  $    27,488  $   14,426  $   9,492

                                          DFA Short-Term
                                       Government Portfolio
                                      ----------------------
                                         Year        Year
                                        Ended       Ended
                                       Oct. 31,    Oct. 31,
                                         2014        2013
                                      ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)....... $   14,295  $   12,964
  Net Realized Gain (Loss) on:
   Investment Securities Sold........      4,266       3,808
   Foreign Currency
    Transactions.....................         --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
    Foreign Currency.................     (2,629)    (15,692)
   Translation of Foreign Currency
    Denominated Amounts..............         --          --
                                      ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations......................     15,932       1,080
                                      ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........    (13,333)    (13,092)
  Net Short-Term Gains:
   Institutional Class Shares........       (510)       (438)
  Net Long-Term Gains:
   Institutional Class Shares........     (3,400)    (13,008)
                                      ----------  ----------
    Total Distributions..............    (17,243)    (26,538)
                                      ----------  ----------
Capital Share Transactions (1):
  Shares Issued......................    603,503     581,715
  Shares Issued in Lieu of Cash
   Distributions.....................     16,005      24,196
  Shares Redeemed....................   (337,063)   (385,547)
                                      ----------  ----------
    Net Increase (Decrease) from
     Capital Share
     Transactions....................    282,445     220,364
                                      ----------  ----------
    Total Increase (Decrease) in
     Net Assets......................    281,134     194,906
Net Assets
  Beginning of Year..................  1,780,576   1,585,670
                                      ----------  ----------
  End of Year........................ $2,061,710  $1,780,576
                                      ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued......................     56,537      54,179
  Shares Issued in Lieu of Cash
   Distributions.....................      1,502       2,252
  Shares Redeemed....................    (31,589)    (35,890)
                                      ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed........................     26,450      20,541
                                      ==========  ==========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income)........... $    2,892  $    1,930

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                     DFA World ex U.S.         DFA Intermediate
                                         DFA Five-Year Global Fixed Government Fixed Income Government Fixed Income
                                             Income Portfolio            Portfolio                 Portfolio
                                         ------------------------   ----------------------  ----------------------
                                             Year          Year       Year        Year         Year        Year
                                            Ended         Ended      Ended       Ended        Ended       Ended
                                           Oct. 31,      Oct. 31,   Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                             2014          2013       2014        2013         2014        2013
                                         -----------   -----------  --------    --------    ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   117,388   $    74,439  $  5,264    $  2,926    $   83,143  $   83,312
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........      82,588       174,388     2,781         291        19,769        (235)
   Foreign Currency Transactions........     (24,372)      (88,319)    9,254       1,424            --          --
   In-Kind Redemptions..................          --            --        --          --            --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................     (21,761)     (133,678)   (6,072)     (3,992)        2,836    (159,790)
   Translation of Foreign Currency
    Denominated Amounts.................      15,368        21,190    12,243        (441)           --          --
                                         -----------   -----------   --------    --------   ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................     169,211        48,020    23,470         208       105,748     (76,713)
                                         -----------   -----------   --------    --------   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........     (99,253)      (62,976)   (7,558)     (2,781)      (82,370)    (82,551)
  Net Short-Term Gains:
   Institutional Class Shares...........     (12,856)      (17,590)      (73)     (1,462)           --          --
  Net Long-Term Gains:
   Institutional Class Shares...........     (97,134)      (42,555)       --          --            --      (5,467)
                                         -----------   -----------   --------    --------   ----------  ----------
    Total Distributions.................    (209,243)     (123,121)   (7,631)     (4,243)      (82,370)    (88,018)
                                         -----------   -----------   --------    --------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................   3,169,055     2,830,554   157,417     125,701     1,218,308   1,287,392
  Shares Issued in Lieu of Cash
   Distributions........................     197,115       113,315     7,599       4,201        77,669      83,643
  Shares Redeemed.......................  (1,359,583)   (1,358,544)  (66,347)    (26,371)     (963,577)   (599,390)
                                         -----------   -----------   --------    --------   ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........   2,006,587     1,585,325    98,669     103,531       332,400     771,645
                                         -----------   -----------   --------    --------   ----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................   1,966,555     1,510,224   114,508      99,496       355,778     606,914
Net Assets
  Beginning of Period...................   7,851,561     6,341,337   240,733     141,237     3,665,838   3,058,924
                                         -----------   -----------   --------    --------   ----------  ----------
  End of Period......................... $ 9,818,116   $ 7,851,561  $355,241    $240,733    $4,021,616  $3,665,838
                                         ===========   ===========   ========    ========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.........................     288,619       254,486    15,130      12,118        97,497     100,692
  Shares Issued in Lieu of Cash
   Distributions........................      18,054        10,173       747         404         6,252       6,574
  Shares Redeemed.......................    (123,692)     (122,270)   (6,376)     (2,551)      (77,240)    (47,391)
                                         -----------   -----------   --------    --------   ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................     182,981       142,389     9,501       9,971        26,509      59,875
                                         ===========   ===========   ========    ========   ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)..................... $    95,694   $    37,452  $ 12,652    $  4,696    $   14,503  $   13,730

                                         DFA Short-Term Extended
                                            Quality Portfolio
                                         ----------------------
                                            Year        Year
                                           Ended       Ended
                                          Oct. 31,    Oct. 31,
                                            2014        2013
                                         ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   50,556  $   35,954
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........      6,710       6,708
   Foreign Currency Transactions........       (630)     (6,214)
   In-Kind Redemptions..................      2,482          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................     (8,609)    (21,792)
   Translation of Foreign Currency
    Denominated Amounts.................       (322)      3,192
                                         ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................     50,187      17,848
                                         ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (43,282)    (37,553)
  Net Short-Term Gains:
   Institutional Class Shares...........       (608)         --
  Net Long-Term Gains:
   Institutional Class Shares...........     (4,861)     (4,387)
                                         ----------  ----------
    Total Distributions.................    (48,751)    (41,940)
                                         ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................  2,125,792   1,231,684
  Shares Issued in Lieu of Cash
   Distributions........................     48,158      41,038
  Shares Redeemed.......................   (984,576)   (591,648)
                                         ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........  1,189,374     681,074
                                         ----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................  1,190,810     656,982
Net Assets
  Beginning of Period...................  2,632,084   1,975,102
                                         ----------  ----------
  End of Period......................... $3,822,894  $2,632,084
                                         ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.........................    196,050     113,382
  Shares Issued in Lieu of Cash
   Distributions........................      4,443       3,773
  Shares Redeemed.......................    (90,814)    (54,562)
                                         ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................    109,679      62,593
                                         ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)..................... $   11,175  $      609

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)





                                                         DFA Intermediate-Term      DFA Investment Grade
                                                        Extended Quality Portfolio        Portfolio
                                                        -------------------------  ----------------------


                                                           Year          Year         Year        Year
                                                          Ended         Ended        Ended       Ended
                                                         Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,
                                                           2014          2013         2014        2013
                                                         ----------   ----------   ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................... $   53,608    $   31,127   $   47,432  $   25,637
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --            --          616       1,855
  Net Realized Gain (Loss) on:
   Investment Securities Sold..........................     10,422            84       (2,517)     (1,671)
   Foreign Currency Transactions.......................        153        (1,239)          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Affiliated Investment Companies Shares..............     38,072       (56,416)      40,528     (43,409)
   Swap Contracts......................................         --            --           --          --
   Translation of Foreign Currency
    Denominated Amounts................................          8           603           --          --
                                                         ----------   ----------   ----------  ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................    102,263       (25,841)      86,059     (17,588)
                                                         ----------   ----------   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (50,273)      (30,139)     (46,763)    (24,183)
  Net Short-Term Gains:
   Institutional Class Shares..........................         --            --           --         (22)
  Net Long-Term Gains:
   Institutional Class Shares..........................       (441)         (565)        (330)       (867)
                                                         ----------   ----------   ----------  ----------
    Total Distributions................................    (50,714)      (30,704)     (47,093)    (25,072)
                                                         ----------   ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................................    896,006       780,881    1,312,426     859,582
  Shares Issued in Lieu of Cash Distributions..........     50,309        30,374       46,963      24,433
  Shares Redeemed......................................   (255,364)     (191,586)    (407,567)   (298,249)
                                                         ----------   ----------   ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    690,951       619,669      951,822     585,766
                                                         ----------   ----------   ----------  ----------
    Total Increase (Decrease) in Net Assets............    742,500       563,124      990,788     543,106
Net Assets
  Beginning of Year....................................  1,391,394       828,270    1,442,269     899,163
                                                         ----------   ----------   ----------  ----------
  End of Year.......................................... $2,133,894    $1,391,394   $2,433,057  $1,442,269
                                                         ==========   ==========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................     84,505        73,136      123,709      80,350
  Shares Issued in Lieu of Cash Distributions..........      4,739         2,837        4,448       2,298
  Shares Redeemed......................................    (24,183)      (18,069)     (38,488)    (27,973)
                                                         ----------   ----------   ----------  ----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     65,061        57,904       89,669      54,675
                                                         ==========   ==========   ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................... $    7,030    $    2,622   $    2,881  $    2,170

                                                                                   DFA
                                                                                 Short-
                                                                                Duration
                                                                                  Real
                                                        DFA Inflation-Protected  Return
                                                         Securities Portfolio   Portfolio
                                                        ----------------------  ---------
                                                                                 Period
                                                                                 Nov. 5,
                                                           Year        Year     2013 (a)
                                                          Ended       Ended        to
                                                         Oct. 31,    Oct. 31,   Oct. 31,
                                                           2014        2013       2014
                                                        ----------  ----------  ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................... $   46,577  $   44,223  $  3,903
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --          --       123
  Net Realized Gain (Loss) on:
   Investment Securities Sold..........................     13,482      (4,633)       --
   Foreign Currency Transactions.......................         --          --       165
  Change in Unrealized Appreciation
   (Depreciation) of:
   Affiliated Investment Companies Shares..............    (29,262)   (225,943)      277
   Swap Contracts......................................         --          --    (6,284)
   Translation of Foreign Currency
    Denominated Amounts................................         --          --        16
                                                        ----------  ----------  --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................     30,797    (186,353)   (1,800)
                                                        ----------  ----------  --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (54,929)    (50,644)     (176)
  Net Short-Term Gains:
   Institutional Class Shares..........................         --        (789)       --
  Net Long-Term Gains:
   Institutional Class Shares..........................         --     (13,997)       --
                                                        ----------  ----------  --------
    Total Distributions................................    (54,929)    (65,430)     (176)
                                                        ----------  ----------  --------
Capital Share Transactions (1):
  Shares Issued........................................    912,129   1,173,461   665,036
  Shares Issued in Lieu of Cash Distributions..........     51,080      61,493       175
  Shares Redeemed......................................   (809,702)   (901,651)  (31,158)
                                                        ----------  ----------  --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    153,507     333,303   634,053
                                                        ----------  ----------  --------
    Total Increase (Decrease) in Net Assets............    129,375      81,520   632,077
Net Assets
  Beginning of Year....................................  2,592,771   2,511,251        --
                                                        ----------  ----------  --------
  End of Year.......................................... $2,722,146  $2,592,771  $632,077
                                                        ==========  ==========  ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................     77,262      95,165    66,307
  Shares Issued in Lieu of Cash Distributions..........      4,328       4,946        18
  Shares Redeemed......................................    (68,852)    (74,201)   (3,097)
                                                        ----------  ----------  --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     12,738      25,910    63,228
                                                        ==========  ==========  ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................... $     (238) $    4,136  $  4,114

----------
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                     DFA Short-Term Municipal DFA Intermediate-Term    DFA California Short-Term
                                         Bond Portfolio       Municipal Bond Portfolio Municipal Bond Portfolio
                                     ----------------------   -----------------------  ------------------------
                                        Year         Year       Year         Year         Year         Year
                                       Ended        Ended      Ended        Ended        Ended        Ended
                                      Oct. 31,     Oct. 31,   Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                        2014         2013       2014         2013         2014         2013
                                     ----------   ----------  --------     --------     ---------    ---------
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income (Loss)...... $   17,614   $   16,029  $  6,493     $  2,189    $   5,064    $   4,329
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......         --           (2)      (77)         (10)          --           (4)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities............        719       (8,310)   10,784       (2,094)       1,270       (1,033)
                                     ----------   ----------   --------     --------    ---------    ---------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................     18,333        7,717    17,200           85        6,334        3,292
                                     ----------   ----------   --------     --------    ---------    ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......    (17,269)     (16,375)   (6,232)      (1,943)      (5,014)      (4,312)
                                     ----------   ----------   --------     --------    ---------    ---------
    Total Distributions.............    (17,269)     (16,375)   (6,232)      (1,943)      (5,014)      (4,312)
                                     ----------   ----------   --------     --------    ---------    ---------
Capital Share Transactions (1):
  Shares Issued.....................    819,358      696,633   319,718      225,138      284,884      239,116
  Shares Issued in Lieu of Cash
   Distributions....................     17,162       15,678     6,197        1,866        4,960        4,217
  Shares Redeemed...................   (411,368)    (505,250)  (97,675)     (45,131)    (108,481)    (116,364)
                                     ----------   ----------   --------     --------    ---------    ---------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    425,152      207,061   228,240      181,873      181,363      126,969
                                     ----------   ----------   --------     --------    ---------    ---------
    Total Increase (Decrease) in
     Net Assets.....................    426,216      198,403   239,208      180,015      182,683      125,949
Net Assets
  Beginning of Period...............  1,780,699    1,582,296   269,514       89,499      521,090      395,141
                                     ----------   ----------   --------     --------    ---------    ---------
  End of Period..................... $2,206,915   $1,780,699  $508,722     $269,514    $ 703,773    $ 521,090
                                     ==========   ==========   ========     ========    =========    =========
(1) Shares Issued and
 Redeemed:
  Shares Issued.....................     80,151       68,051    32,239       22,910       27,631       23,229
  Shares Issued in Lieu of Cash
   Distributions....................      1,679        1,531       624          189          481          410
  Shares Redeemed...................    (40,235)     (49,325)   (9,870)      (4,616)     (10,523)     (11,295)
                                     ----------   ----------   --------     --------    ---------    ---------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................     41,595       20,257    22,993       18,483       17,589       12,344
                                     ==========   ==========   ========     ========    =========    =========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income)............................ $    1,511   $    1,166  $    612     $    351    $     408    $     358

                                       DFA California
                                      Intermediate-Term
                                     Municipal Bond Portfolio
                                     -----------------------
                                       Year         Year
                                      Ended        Ended
                                     Oct. 31,     Oct. 31,
                                       2014         2013
                                     --------     --------
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income (Loss)...... $  2,057     $  1,300
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......      112         (112)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities............    3,502       (1,195)
                                      --------     --------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................    5,671           (7)
                                      --------     --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......   (1,997)      (1,248)
                                      --------     --------
    Total Distributions.............   (1,997)      (1,248)
                                      --------     --------
Capital Share Transactions (1):
  Shares Issued.....................   48,919       56,106
  Shares Issued in Lieu of Cash
   Distributions....................    1,997        1,215
  Shares Redeemed...................  (11,365)     (17,519)
                                      --------     --------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................   39,551       39,802
                                      --------     --------
    Total Increase (Decrease) in
     Net Assets.....................   43,225       38,547
Net Assets
  Beginning of Period...............   97,199       58,652
                                      --------     --------
  End of Period..................... $140,424     $ 97,199
                                      ========     ========
(1) Shares Issued and
 Redeemed:
  Shares Issued.....................    4,755        5,474
  Shares Issued in Lieu of Cash
   Distributions....................      194          119
  Shares Redeemed...................   (1,108)      (1,720)
                                      --------     --------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................    3,841        3,873
                                      ========     ========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income)............................ $    189     $    129

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                          DFA One-Year Fixed Income Portfolio
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    10.33  $    10.35  $    10.35  $    10.38  $    10.33
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.03        0.04        0.05        0.06        0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).         --          --        0.03          --        0.05
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       0.03        0.04        0.08        0.06        0.12
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.03)      (0.04)      (0.05)      (0.06)      (0.07)
  Net Realized Gains.........................................      (0.01)      (0.02)      (0.03)      (0.03)         --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.04)      (0.06)      (0.08)      (0.09)      (0.07)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    10.32  $    10.33  $    10.35  $    10.35  $    10.38
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       0.28%       0.43%       0.79%       0.57%       1.19%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $8,455,559  $8,089,711  $7,094,264  $6,905,468  $5,754,601
Ratio of Expenses to Average Net Assets......................       0.17%       0.17%       0.17%       0.17%       0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.17%       0.17%       0.17%       0.17%       0.17%
Ratio of Net Investment Income to Average Net Assets.........       0.30%       0.38%       0.52%       0.55%       0.67%
Portfolio Turnover Rate......................................         72%         62%         77%         78%         66%
--------------------------------------------------------------------------------------------------------------------------

                                                                      DFA Two-Year Global Fixed Income Portfolio
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    10.06  $    10.13  $    10.23  $    10.24  $    10.27
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.05        0.05        0.07        0.10        0.12
  Net Gains (Losses) on Securities (Realized and Unrealized).         --          --        0.02       (0.01)       0.07
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       0.05        0.05        0.09        0.09        0.19
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.08)      (0.10)      (0.16)      (0.03)      (0.21)
  Net Realized Gains.........................................      (0.01)      (0.02)      (0.03)      (0.07)      (0.01)
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.09)      (0.12)      (0.19)      (0.10)      (0.22)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    10.02  $    10.06  $    10.13  $    10.23  $    10.24
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       0.51%       0.51%       0.85%       0.83%       1.83%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $6,188,952  $5,552,198  $4,671,093  $4,813,711  $4,053,423
Ratio of Expenses to Average Net Assets......................       0.17%       0.18%       0.18%       0.18%       0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.17%       0.18%       0.18%       0.18%       0.18%
Ratio of Net Investment Income to Average Net Assets.........       0.51%       0.54%       0.68%       0.94%       1.13%
Portfolio Turnover Rate......................................         99%        123%        107%         71%        109%
-------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              DFA Selectively Hedged Global Fixed Income Portfolio
                                                              ---------------------------------------------------  -----------
                                                                  Year       Year      Year      Year      Year       Year
                                                                 Ended      Ended     Ended     Ended     Ended      Ended
                                                                Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,
                                                                  2014       2013      2012      2011      2010       2014
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    10.21   $  10.41  $  10.65  $  10.40  $  10.00  $    10.70
                                                              ----------   --------  --------  --------  --------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.15       0.17      0.17      0.20      0.19        0.08
  Net Gains (Losses) on Securities (Realized and Unrealized).      (0.22)     (0.11)    (0.06)     0.19      0.22          --
                                                              ----------   --------  --------  --------  --------  ----------
   Total from Investment Operations..........................      (0.07)      0.06      0.11      0.39      0.41        0.08
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.12)     (0.25)    (0.34)    (0.11)       --       (0.07)
  Net Realized Gains.........................................      (0.02)     (0.01)    (0.01)    (0.03)    (0.01)      (0.02)
                                                              ----------   --------  --------  --------  --------  ----------
   Total Distributions.......................................      (0.14)     (0.26)    (0.35)    (0.14)    (0.01)      (0.09)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    10.00   $  10.21  $  10.41  $  10.65  $  10.40  $    10.69
============================================================= ==========   ========  ========  ========  ========  ==========
Total Return.................................................      (0.72)%     0.52%     1.22%     3.85%     4.08%       0.83%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,099,647   $985,287  $863,403  $786,917  $524,375  $2,061,710
Ratio of Expenses to Average Net Assets......................       0.17%      0.18%     0.19%     0.19%     0.20%       0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.17%      0.18%     0.19%     0.19%     0.20%       0.19%
Ratio of Net Investment Income to Average Net Assets.........       1.46%      1.62%     1.65%     1.89%     1.84%       0.75%
Portfolio Turnover Rate......................................         48%        99%      109%       51%       78%         40%
-------------------------------------------------------------------------------------------------------------------------------

                                                               DFA Short-Term Government Portfolio
                                                              ------------------------------------------------
                                                                  Year        Year        Year        Year
                                                                 Ended       Ended       Ended       Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                  2013        2012        2011        2010
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    10.88   $    10.99  $    11.15  $    10.92
                                                              ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.08         0.11        0.18        0.25
  Net Gains (Losses) on Securities (Realized and Unrealized).      (0.08)        0.09        0.01        0.32
                                                              ----------   ----------  ----------  ----------
   Total from Investment Operations..........................         --         0.20        0.19        0.57
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.09)       (0.11)      (0.20)      (0.26)
  Net Realized Gains.........................................      (0.09)       (0.20)      (0.15)      (0.08)
                                                              ----------   ----------  ----------  ----------
   Total Distributions.......................................      (0.18)       (0.31)      (0.35)      (0.34)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    10.70   $    10.88  $    10.99  $    11.15
============================================================= ==========   ==========  ==========  ==========
Total Return.................................................      (0.03)%       1.89%       1.77%       5.32%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,780,576   $1,585,670  $1,343,989  $1,110,308
Ratio of Expenses to Average Net Assets......................       0.19%        0.20%       0.21%       0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.19%        0.20%       0.21%       0.23%
Ratio of Net Investment Income to Average Net Assets.........       0.78%        0.98%       1.65%       2.29%
Portfolio Turnover Rate......................................         37%          41%         64%         64%
--------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                     DFA Five-Year Global Fixed Income Portfolio
                                                             ----------------------------------------------------------

                                                                Year        Year        Year        Year        Year
                                                               Ended       Ended       Ended       Ended       Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                2014        2013        2012        2011        2010
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    11.14  $    11.28  $    11.32  $    11.70  $    11.27
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.15        0.12        0.18        0.23        0.29
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.05       (0.05)       0.22        0.06        0.54
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.20        0.07        0.40        0.29        0.83
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.13)      (0.10)      (0.23)      (0.44)      (0.40)
 Net Realized Gains.........................................      (0.15)      (0.11)      (0.21)      (0.23)         --
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.28)      (0.21)      (0.44)      (0.67)      (0.40)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    11.06  $    11.14  $    11.28  $    11.32  $    11.70
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................       1.90%       0.63%       3.74%       2.74%       7.51%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $9,818,116  $7,851,561  $6,341,337  $5,184,700  $4,395,516
Ratio of Expenses to Average Net Assets.....................       0.27%       0.28%       0.28%       0.28%       0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.27%       0.28%       0.28%       0.28%       0.28%
Ratio of Net Investment Income to Average Net Assets........       1.34%       1.05%       1.64%       2.10%       2.56%
Portfolio Turnover Rate.....................................         62%         72%         58%         67%         73%
-------------------------------------------------------------------------------------------------------------------------

                                                              DFA World ex U.S. Government Fixed
                                                                       Income Portfolio
                                                             -----------------------------
                                                                                     Period
                                                               Year      Year        Dec. 6,
                                                              Ended     Ended      2011 (a) to
                                                             Oct. 31,  Oct. 31,     Oct. 31,
                                                               2014      2013         2012
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  10.31  $  10.56   $  10.00
                                                             --------  --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.19      0.16       0.18
 Net Gains (Losses) on Securities (Realized and Unrealized).     0.60     (0.14)      0.48
                                                             --------  --------   --------
   Total from Investment Operations.........................     0.79      0.02       0.66
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.29)    (0.17)     (0.10)
 Net Realized Gains.........................................       --     (0.10)        --
                                                             --------  --------   --------
   Total Distributions......................................    (0.29)    (0.27)     (0.10)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  10.81  $  10.31   $  10.56
===========================================================  ========  ========  ===========
Total Return................................................     7.93%     0.23%      6.66%(D)
-------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $355,241  $240,733   $141,237
Ratio of Expenses to Average Net Assets.....................     0.20%     0.20%      0.20%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........     0.22%     0.23%      0.37%(C)(E)
Ratio of Net Investment Income to Average Net Assets........     1.81%     1.53%      1.83%(C)(E)
Portfolio Turnover Rate.....................................       41%       44%        82%(D)
-------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  DFA Intermediate Government Fixed Income Portfolio
                                                             -----------------------------------------------------------
                                                                Year         Year        Year        Year        Year
                                                               Ended        Ended       Ended       Ended       Ended
                                                              Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                2014         2013        2012        2011        2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    12.52  $    13.13   $    12.90  $    12.84  $    12.31
                                                             ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.29        0.31         0.37        0.44        0.49
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.08       (0.58)        0.32        0.10        0.57
                                                             ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations.........................       0.37       (0.27)        0.69        0.54        1.06
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.29)      (0.32)       (0.37)      (0.44)      (0.48)
 Net Realized Gains.........................................         --       (0.02)       (0.09)      (0.04)      (0.05)
                                                             ----------  ----------   ----------  ----------  ----------
   Total Distributions......................................      (0.29)      (0.34)       (0.46)      (0.48)      (0.53)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    12.60  $    12.52   $    13.13  $    12.90  $    12.84
===========================================================  ==========  ==========   ==========  ==========  ==========
Total Return................................................       3.00%      (2.09)%       5.49%       4.42%       8.85%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $4,021,616  $3,665,838   $3,058,924  $2,377,280  $1,869,828
Ratio of Expenses to Average Net Assets.....................       0.12%       0.12%        0.13%       0.12%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.12%       0.12%        0.13%       0.12%       0.13%
Ratio of Net Investment Income to Average Net Assets........       2.30%       2.45%        2.85%       3.50%       3.91%
Portfolio Turnover Rate.....................................         29%          6%           4%         16%          7%
--------------------------------------------------------------------------------------------------------------------------

                                                                     DFA Short-Term Extended Quality Portfolio
                                                             --------------------------------------------------------
                                                                Year        Year        Year        Year       Year
                                                               Ended       Ended       Ended       Ended      Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,
                                                                2014        2013        2012        2011       2010
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    10.86  $    10.98  $    10.86  $    10.93  $  10.56
                                                             ----------  ----------  ----------  ----------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.16        0.17        0.21        0.25      0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).         --       (0.09)       0.13       (0.05)     0.37
                                                             ----------  ----------  ----------  ----------  --------
   Total from Investment Operations.........................       0.16        0.08        0.34        0.20      0.70
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.14)      (0.18)      (0.20)      (0.25)    (0.32)
 Net Realized Gains.........................................      (0.02)      (0.02)      (0.02)      (0.02)    (0.01)
                                                             ----------  ----------  ----------  ----------  --------
   Total Distributions......................................      (0.16)      (0.20)      (0.22)      (0.27)    (0.33)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    10.86  $    10.86  $    10.98  $    10.86  $  10.93
===========================================================  ==========  ==========  ==========  ==========  ========
Total Return................................................       1.44%       0.79%       3.22%       1.91%     6.73%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $3,822,894  $2,632,084  $1,975,102  $1,333,202  $754,269
Ratio of Expenses to Average Net Assets.....................       0.22%       0.22%       0.22%       0.22%     0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.22%       0.23%       0.23%       0.23%     0.24%
Ratio of Net Investment Income to Average Net Assets........       1.45%       1.57%       1.96%       2.32%     3.04%
Portfolio Turnover Rate.....................................         23%         19%         21%         17%       14%
----------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                   DFA Intermediate-Term Extended Quality Portfolio
                                                             ------------------------------------------------------
                                                                                                              Period
                                                                Year         Year       Year      Year       July 20,
                                                               Ended        Ended      Ended     Ended      2010 (a) to
                                                              Oct. 31,     Oct. 31,   Oct. 31,  Oct. 31,     Oct. 31,
                                                                2014         2013       2012      2011         2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    10.50  $    11.10   $  10.46  $  10.28   $  10.00
                                                             ----------  ----------   --------  --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.33        0.31       0.33      0.33       0.08
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.28       (0.59)      0.61      0.16       0.24
                                                             ----------  ----------   --------  --------   --------
   Total from Investment Operations.........................       0.61       (0.28)      0.94      0.49       0.32
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.31)      (0.31)     (0.30)    (0.31)     (0.04)
 Net Realized Gains.........................................         --       (0.01)        --        --         --
                                                             ----------  ----------   --------  --------   --------
   Total Distributions......................................      (0.31)      (0.32)     (0.30)    (0.31)     (0.04)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    10.80  $    10.50   $  11.10  $  10.46   $  10.28
===========================================================  ==========  ==========   ========  ========  ===========
Total Return................................................       5.91%      (2.62)%     9.19%     4.94%      3.15%(D)
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $2,133,894  $1,391,394   $828,270  $307,580   $144,093
Ratio of Expenses to Average Net Assets.....................       0.22%       0.22%      0.22%     0.22%      0.22%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.22%       0.23%      0.24%     0.27%      0.35%(C)(E)
Ratio of Net Investment Income to Average Net Assets........       3.06%       2.88%      3.04%     3.27%      2.77%(C)(E)
Portfolio Turnover Rate.....................................         23%         10%         8%       15%         1%(D)
---------------------------------------------------------------------------------------------------------------------------

                                                                             DFA Investment Grade Portfolio
                                                             ----------------------------------------------------
                                                                                                             Period
                                                                  Year           Year          Year         March 7,
                                                                 Ended          Ended         Ended        2011 (a) to
                                                                Oct. 31,       Oct. 31,      Oct. 31,       Oct. 31,
                                                                  2014           2013          2012           2011
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    10.57     $    10.99     $  10.60      $  10.00
                                                             ----------     ----------     --------      --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.26           0.25         0.25          0.19
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.18          (0.42)        0.40          0.54
                                                             ----------     ----------     --------      --------
   Total from Investment Operations.........................       0.44          (0.17)        0.65          0.73
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.25)         (0.24)       (0.26)        (0.13)
 Net Realized Gains.........................................         --          (0.01)          --            --
                                                             ----------     ----------     --------      --------
   Total Distributions......................................      (0.25)         (0.25)       (0.26)        (0.13)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    10.76     $    10.57     $  10.99      $  10.60
===========================================================  ==========     ==========     ========     ===========
Total Return................................................       4.29%         (1.58)%       6.21%         7.35%(D)
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $2,433,057     $1,442,269     $899,163      $199,654
Ratio of Expenses to Average Net Assets.....................       0.22%(B)       0.22%(B)     0.22%(B)      0.22%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.40%(B)       0.41%(B)     0.41%(B)      0.50%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets........       2.40%(B)       2.30%(B)     2.32%(B)      2.68%(C)(E)
Portfolio Turnover Rate.....................................        N/A            N/A          N/A           N/A
---------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)




                                                                     DFA Inflation-Protected Securities Portfolio
                                                             -----------------------------------------------------------

                                                                Year         Year        Year        Year        Year
                                                               Ended        Ended       Ended       Ended       Ended
                                                              Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                2014         2013        2012        2011        2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    11.84  $    13.00   $    12.35  $    11.85  $    10.95
                                                             ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.22        0.21         0.27        0.55        0.29
 Net Gains (Losses) on Securities (Realized and Unrealized).      (0.06)      (1.05)        0.79        0.52        0.92
                                                             ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations.........................       0.16       (0.84)        1.06        1.07        1.21
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.25)      (0.24)       (0.27)      (0.51)      (0.31)
 Net Realized Gains.........................................         --       (0.08)       (0.14)      (0.06)         --
                                                             ----------  ----------   ----------  ----------  ----------
   Total Distributions......................................      (0.25)      (0.32)       (0.41)      (0.57)      (0.31)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    11.75  $    11.84   $    13.00  $    12.35  $    11.85
===========================================================  ==========  ==========   ==========  ==========  ==========
Total Return................................................       1.38%      (6.59)%       8.70%       9.38%      11.29%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $2,722,146  $2,592,771   $2,511,251  $1,888,045  $1,396,779
Ratio of Expenses to Average Net Assets.....................       0.12%       0.12%        0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.12%       0.12%        0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average Net Assets........       1.83%       1.68%        2.12%       4.64%       2.57%
Portfolio Turnover Rate.....................................         25%         26%           9%         18%         12%
--------------------------------------------------------------------------------------------------------------------------

                                                                DFA Short-
                                                                 Duration
                                                                Real Return
                                                                 Portfolio
                                                             -----------
                                                                  Period
                                                                  Nov. 5,
                                                                2013 (a) to
                                                                 Oct. 31,
                                                                   2014
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................  $  10.00
                                                              --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.11
 Net Gains (Losses) on Securities (Realized and Unrealized).     (0.09)
                                                              --------
   Total from Investment Operations.........................      0.02
--------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.02)
 Net Realized Gains.........................................        --
                                                              --------
   Total Distributions......................................     (0.02)
--------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  10.00
===========================================================  ===========
Total Return................................................      0.20%(D)
--------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $632,077
Ratio of Expenses to Average Net Assets.....................      0.24%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................      0.31%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.12%(B)(C)(E)
Portfolio Turnover Rate.....................................       138%(D)
--------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                       DFA Short-Term Municipal Bond Portfolio
                                                             ----------------------------------------------------------

                                                                Year        Year        Year        Year        Year
                                                               Ended       Ended       Ended       Ended       Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                2014        2013        2012        2011        2010
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    10.23  $    10.29  $    10.30  $    10.34  $    10.24
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.09        0.10        0.14        0.16        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized).         --       (0.06)      (0.01)      (0.03)       0.10
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.09        0.04        0.13        0.13        0.28
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.09)      (0.10)      (0.14)      (0.17)      (0.18)
 Net Realized Gains.........................................         --          --          --          --          --
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.09)      (0.10)      (0.14)      (0.17)      (0.18)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    10.23  $    10.23  $    10.29  $    10.30  $    10.34
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................       0.87%       0.42%       1.30%       1.24%       2.73%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $2,206,915  $1,780,699  $1,582,296  $1,525,039  $1,414,926
Ratio of Expenses to Average Net Assets.....................       0.22%       0.22%       0.22%       0.23%       0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.22%       0.22%       0.22%       0.23%       0.23%
Ratio of Net Investment Income to Average Net Assets........       0.88%       0.98%       1.38%       1.60%       1.72%
Portfolio Turnover Rate.....................................         30%         24%         20%         13%          1%
-------------------------------------------------------------------------------------------------------------------------

                                                                DFA Intermediate-Term Municipal
                                                                        Bond Portfolio
                                                             ------------------------------
                                                                                     Period
                                                               Year       Year      March 1,
                                                              Ended      Ended     2012 (a) to
                                                             Oct. 31,   Oct. 31,    Oct. 31,
                                                               2014       2013        2012
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $   9.84  $  10.06     $ 10.00
                                                             --------  --------     -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.17      0.13        0.07
 Net Gains (Losses) on Securities (Realized and Unrealized).     0.25     (0.22)       0.04
                                                             --------  --------     -------
   Total from Investment Operations.........................     0.42     (0.09)       0.11
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.16)    (0.13)      (0.05)
 Net Realized Gains.........................................       --        --          --
                                                             --------  --------     -------
   Total Distributions......................................    (0.16)    (0.13)      (0.05)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  10.10  $   9.84     $ 10.06
===========================================================  ========  ========   ===========
Total Return................................................     4.34%    (0.91)%      1.13%(D)
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $508,722  $269,514     $89,499
Ratio of Expenses to Average Net Assets.....................     0.23%     0.23%       0.23%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........     0.24%     0.26%       0.34%(C)(E)
Ratio of Net Investment Income to Average Net Assets........     1.69%     1.36%       1.09%(C)(E)
Portfolio Turnover Rate.....................................        4%        0%          2%(D)
--------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                             DFA California Short-Term Municipal Bond Portfolio
                                                             ------------------------------------------------

                                                               Year       Year      Year      Year      Year
                                                              Ended      Ended     Ended     Ended     Ended
                                                             Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                               2014       2013      2012      2011      2010
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  10.31   $  10.34  $  10.32  $  10.39  $  10.26
                                                             --------   --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.09       0.10      0.15      0.17      0.19
 Net Gains (Losses) on Securities (Realized and Unrealized).     0.01      (0.03)     0.02     (0.06)     0.13
                                                             --------   --------  --------  --------  --------
   Total from Investment Operations.........................     0.10       0.07      0.17      0.11      0.32
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.08)     (0.10)    (0.15)    (0.18)    (0.19)
                                                             --------   --------  --------  --------  --------
   Total Distributions......................................    (0.08)     (0.10)    (0.15)    (0.18)    (0.19)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  10.33   $  10.31  $  10.34  $  10.32  $  10.39
===========================================================  ========   ========  ========  ========  ========
Total Return................................................     1.02%      0.70%     1.61%     1.08%     3.14%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $703,773   $521,090  $395,141  $317,822  $297,631
Ratio of Expenses to Average Net Assets.....................     0.22%      0.23%     0.23%     0.23%     0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................     0.22%      0.23%     0.23%     0.23%     0.24%
Ratio of Net Investment Income to Average Net Assets........     0.83%      0.98%     1.41%     1.69%     1.83%
Portfolio Turnover Rate.....................................       22%        28%       20%       15%        4%
----------------------------------------------------------------------------------------------------------------

                                                              DFA California Intermediate-Term
                                                                  Municipal Bond Portfolio
                                                             ----------------------------
                                                                                   Period
                                                               Year      Year     Nov. 29,
                                                              Ended     Ended    2011 (a) to
                                                             Oct. 31,  Oct. 31,   Oct. 31,
                                                               2014      2013       2012
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  10.16  $ 10.30    $ 10.00
                                                             --------  -------    -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.18     0.15       0.15
 Net Gains (Losses) on Securities (Realized and Unrealized).     0.30    (0.14)      0.27
                                                             --------  -------    -------
   Total from Investment Operations.........................     0.48     0.01       0.42
------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.17)   (0.15)     (0.12)
                                                             --------  -------    -------
   Total Distributions......................................    (0.17)   (0.15)     (0.12)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  10.47  $ 10.16    $ 10.30
===========================================================  ========  ======== ===========
Total Return................................................     4.82%    0.08%      4.21%(D)
------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $140,424  $97,199    $58,652
Ratio of Expenses to Average Net Assets.....................     0.23%    0.23%      0.23%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................     0.24%    0.26%      0.41%(C)(E)
Ratio of Net Investment Income to Average Net Assets........     1.75%    1.48%      1.51%(C)(E)
Portfolio Turnover Rate.....................................       14%      11%         0%(D)
------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, of which sixteen (the "Portfolios") are included in this report. The remaining operational portfolios are presented in separate reports.

   DFA Investment Grade Portfolio achieves its investment objective by primarily investing in other portfolios within IDG (collectively, the "Master Funds"). The Portfolio also invests in short-term temporary cash investments.

                                                    DFA Investment Grade Portfolio
                                                       (Percentage of Ownership
Master Funds                                             at October 31, 2014)
------------                                        ------------------------------
DFA Intermediate-Term Extended Quality Portfolio...               57%
DFA Intermediate Government Fixed Income Portfolio.               23%
DFA Short-Term Extended Quality Portfolio..........                5%
DFA Short-Term Government Portfolio................                5%

   Effective February 28, 2011, DFA Five-Year Government Portfolio changed its name to DFA Short-Term Government Portfolio.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Shares held by the DFA Investment Grade Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio (the "International Fixed Income Portfolios"), DFA Investment Grade Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

   The International Fixed Income Portfolios, DFA Investment Grade Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. For the year ended October 31, 2014, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

        DFA One-Year Fixed Income Portfolio*...................... 0.05%
        DFA Two-Year Global Fixed Income Portfolio*............... 0.05%
        DFA Selectively Hedged Global Fixed Income Portfolio...... 0.15%
        DFA Short-Term Government Portfolio....................... 0.17%
        DFA Five-Year Global Fixed Income Portfolio............... 0.25%
        DFA World ex U.S. Government Fixed Income Portfolio....... 0.18%
        DFA Intermediate Government Fixed Income Portfolio........ 0.10%
        DFA Short-Term Extended Quality Portfolio................. 0.20%
        DFA Intermediate-Term Extended Quality Portfolio.......... 0.20%
        DFA Investment Grade Portfolio............................ 0.20%
        DFA Inflation-Protected Securities Portfolio.............. 0.10%
        DFA Short-Duration Real Return Portfolio.................. 0.20%
        DFA Short-Term Municipal Bond Portfolio................... 0.20%
        DFA Intermediate-Term Municipal Bond Portfolio............ 0.20%
        DFA California Short-Term Municipal Bond Portfolio........ 0.20%
        DFA California Intermediate-Term Municipal Bond Portfolio. 0.20%

   For the year ended October 31, 2014, the administrative services fees for DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               DFA One-Year Fixed Income Portfolio*........ 0.10%
               DFA Two-Year Global Fixed Income Portfolio*. 0.10%

* Prior to February 28, 2014, these Portfolios were provided administrative services under an administrative agreement. Effective February 28, 2014, the administrative agreement and investment advisory agreement for each of the Portfolios were combined into an investment management agreement that provides for an investment management fee, equal to each Portfolio's previous investment advisory services fee and administrative services fee, payable to the Advisor for both investment advisory services and administrative services.

   Further, on December 13, 2013, the Board of the Fund voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Previous Agreements") into a bundled Investment Management Agreement for the DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio. The Investment Management Agreements became effective on February 28, 2014. The nature and level of services to each Portfolio under the Investment Management Agreements are the same as under the Previous Agreements. As of February 28, 2014, the Portfolios pay the Advisor an investment management fee that is equal to the sum of the previous investment advisory and administration fees that were paid by each Portfolio to the Advisor under the Previous Agreements.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2014, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                   Previously
                                                                   Recovery       Waived Fees/
                                                     Expense    of Previously   Expenses Assumed
                                                    Limitation   Waived Fees/   Subject to Future
                                                      Amount   Expenses Assumed     Recovery
-                                                   ---------- ---------------- -----------------
DFA Selectively Hedged Global Fixed Income
  Portfolio (1)....................................    0.25%          --                 --
DFA Short-Term Government Portfolio (2)............    0.20%          --                 --
DFA World ex U.S. Government Fixed Income
  Portfolio (1)....................................    0.20%          --             $  227
DFA Short-Term Extended Quality Portfolio (1)......    0.22%         $29                352
DFA Intermediate-Term Extended Quality
  Portfolio (1)....................................    0.22%          39                205
DFA Investment Grade Portfolio (3).................    0.22%          --              6,671
DFA Inflation-Protected Securities Portfolio (1)...    0.20%          --                 --
DFA Short-Duration Real Return Portfolio (4).......    0.24%          --                258
DFA Short-Term Municipal Bond Portfolio (2)........    0.30%          --                 --
DFA Intermediate-Term Municipal Bond Portfolio (1).    0.23%          --                125
DFA California Short-Term Municipal Bond
  Portfolio (1)....................................    0.30%          --                 --
DFA California Intermediate-Term Municipal Bond
  Portfolio (1)....................................    0.23%          --                 99

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets of such class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of average net assets of such class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets of such class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class to exceed the Expense Limitation Amount.

   (4) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.20% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor (the "Underlying Funds"). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of such class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

                                                              Fees Paid
                                                              Indirectly
        -                                                     ----------
        DFA Two-Year Global Fixed Income Portfolio...........    $33
        DFA Selectively Hedged Global Fixed Income Portfolio.     10
        DFA Five-Year Global Fixed Income Portfolio..........     59
        DFA World ex U.S. Government Fixed Income Portfolio..      4
        DFA Short-Term Extended Quality Portfolio............     34

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $262 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

        DFA One-Year Fixed Income Portfolio....................... $330
        DFA Two-Year Global Fixed Income Portfolio................  273
        DFA Selectively Hedged Global Fixed Income Portfolio......   20
        DFA Short-Term Government Portfolio.......................   57
        DFA Five-Year Global Fixed Income Portfolio...............  201
        DFA World ex U.S. Government Fixed Income Portfolio.......    2
        DFA Intermediate Government Fixed Income Portfolio........   90
        DFA Short-Term Extended Quality Portfolio.................   41
        DFA Intermediate-Term Extended Quality Portfolio..........   15
        DFA Investment Grade Portfolio............................   15
        DFA Inflation-Protected Securities Portfolio..............   54
        DFA Short-Duration Real Return Portfolio..................    1
        DFA Short-Term Municipal Bond Portfolio...................   59
        DFA Intermediate-Term Municipal Bond Portfolio............    2
        DFA California Short-Term Municipal Bond Portfolio........   13
        DFA California Intermediate-Term Municipal Bond Portfolio.    1

E. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                         U.S. Government      Other Investment
                                                           Securities            Securities
                                                      --------------------- ---------------------
                                                      Purchases    Sales    Purchases    Sales
                                                      ---------- ---------- ---------- ----------
DFA One-Year Fixed Income Portfolio.................. $2,334,761 $1,668,979 $3,826,798 $3,590,991
DFA Two-Year Global Fixed Income Portfolio...........  1,885,428  1,999,590  4,686,949  3,761,602
DFA Selectively Hedged Global Fixed Income Portfolio.     96,605    118,675    549,999    358,993
DFA Short-Term Government Portfolio..................  1,066,200    759,929         --         --
DFA Five-Year Global Fixed Income Portfolio..........    232,048    374,582  7,084,867  5,027,037
DFA World ex U.S. Government Fixed Income Portfolio..     13,423     10,901    211,781    106,069
DFA Intermediate Government Fixed Income Portfolio...  1,443,177  1,023,265         --         --
DFA Short-Term Extended Quality Portfolio............    234,587    213,108  2,026,583    576,651
DFA Intermediate-Term Extended Quality Portfolio.....     82,382     81,307  1,029,714    315,475
DFA Inflation-Protected Securities Portfolio.........    766,076    642,653         --         --
DFA Short-Duration Real Return Portfolio.............    225,117    188,158    647,607    303,843
DFA Short-Term Municipal Bond Portfolio..............         --         --  1,251,202    538,135
DFA Intermediate-Term Municipal Bond Portfolio.......         --         --    249,222     13,893
DFA California Short-Term Municipal Bond Portfolio...         --         --    335,580    120,180
DFA California Intermediate-Term Municipal Bond
  Portfolio..........................................         --         --     57,258     15,689

   For the year ended October 31, 2014, DFA Investment Grade Portfolio and DFA Short-Duration Real Return Portfolio made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                   DFA Investment Grade Portfolio
                                 -------------------------------------------------------------------
                                 Balance at Balance at                     Dividend Distributions of
Affiliated Investment Companies  10/31/2013 10/31/2014 Purchases   Sales    Income   Realized Gains
-------------------------------  ---------- ---------- ---------- -------- -------- ----------------
DFA Intermediate-Term Extended
  Quality Portfolio............. $  766,075 $1,208,051 $  462,226 $ 51,823 $29,551        $269
DFA Intermediate Government
  Fixed Income Portfolio........    489,951    928,227    435,936    4,302  16,525          --
DFA Short-Term Extended
  Quality Portfolio.............     88,053    179,194    134,472   43,200   1,523         177
DFA Short-Term Government
  Portfolio.....................     79,012    110,392     42,952   11,500     630         170
                                 ---------- ---------- ---------- -------- -------        ----
Total........................... $1,423,091 $2,425,864 $1,075,586 $110,825 $48,229        $616
                                 ========== ========== ========== ======== =======        ====

                                              DFA Short-Duration Real Return Portfolio
                                 -------------------------------------------------------------------
                                 Balance at Balance at                     Dividend Distributions of
Affiliated Investment Companies  10/31/2013 10/31/2014 Purchases   Sales    Income   Realized Gains
-------------------------------  ---------- ---------- ---------- -------- -------- ----------------
DFA Intermediate-Term Extended
  Quality Portfolio.............         --         -- $   15,352 $ 15,584 $   119        $  2
DFA One-Year Fixed Income
  Portfolio.....................         --         --     14,253   14,251       8           3
DFA Short-Term Extended
  Quality Portfolio.............         --         --    258,979  258,550     588         118
                                 ---------- ---------- ---------- -------- -------        ----
Total...........................         --         -- $  288,584 $288,385 $   715        $123
                                 ========== ========== ========== ======== =======        ====

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, non-deductible expenses, expiration of capital loss carryovers, distribution redesignations and short term distributions from underlying RICs were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         Increase       Increase
                                                                        (Decrease)     (Decrease)
                                                         Increase     Undistributed   Accumulated
                                                        (Decrease)    Net Investment  Net Realized
                                                      Paid-In Capital     Income     Gains (Losses)
                                                      --------------- -------------- --------------
DFA One-Year Fixed Income Portfolio..................       --                --              --
DFA Two-Year Global Fixed Income Portfolio...........       --           $32,985        $(32,985)
DFA Selectively Hedged Global Fixed Income Portfolio.       --             1,683          (1,683)
DFA Short-Term Government Portfolio..................       --                --              --
DFA Five-Year Global Fixed Income Portfolio..........       --            40,107         (40,107)

                                                                        Increase       Increase
                                                                       (Decrease)     (Decrease)
                                                        Increase     Undistributed   Accumulated
                                                       (Decrease)    Net Investment  Net Realized
                                                     Paid-In Capital     Income     Gains (Losses)
                                                     --------------- -------------- --------------
DFA World ex U.S. Government Fixed Income Portfolio.         --         $10,250        $(10,250)
DFA Intermediate Government Fixed Income Portfolio..         --              --              --
DFA Short-Term Extended Quality Portfolio...........     $2,482           3,292          (5,774)
DFA Intermediate-Term Extended Quality Portfolio....         --           1,073          (1,073)
DFA Investment Grade Portfolio......................         --              42             (42)
DFA Inflation-Protected Securities Portfolio........         --           3,978          (3,978)
DFA Short-Duration Real Return Portfolio............        (18)            387            (369)
DFA Short-Term Municipal Bond Portfolio.............         --              --              --
DFA Intermediate-Term Municipal Bond Portfolio......         --              --              --
DFA California Short-Term Municipal Bond Portfolio..         --              --              --
DFA California Intermediate-Term Municipal Bond
  Portfolio.........................................         --              --              --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                                  Net Investment
                                                    Income and
                                                    Short-Term     Long-Term   Tax Exempt
                                                  Capital Gains  Capital Gains   Income    Total
                                                  -------------- ------------- ---------- --------
DFA One-Year Fixed Income Portfolio
2013.............................................    $ 40,734       $ 7,281        --     $ 48,015
2014.............................................      28,905         4,135        --       33,040
DFA Two-Year Global Fixed Income Portfolio
2013.............................................      54,661         1,375        --       56,036
2014.............................................      49,533         2,218        --       51,751
DFA Selectively Hedged Global Fixed Income
  Portfolio
2013.............................................      21,221            --        --       21,221
2014.............................................      12,924            79        --       13,003
DFA Short-Term Government Portfolio
2013.............................................      13,530        13,008        --       26,538
2014.............................................      13,843         3,400        --       17,243
DFA Five-Year Global Fixed Income Portfolio
2013.............................................      80,566        42,555        --      123,121
2014.............................................     112,109        97,134        --      209,243
DFA World ex U.S. Government Fixed Income
  Portfolio
2013.............................................       4,243            --        --        4,243
2014.............................................       7,631            --        --        7,631
DFA Intermediate Government Fixed Income
  Portfolio
2013.............................................      82,721         5,297        --       88,018
2014.............................................      82,370            --        --       82,370
DFA Short-Term Extended Quality Portfolio
2013.............................................      37,553         4,387        --       41,940
2014.............................................      43,890         4,861        --       48,751
DFA Intermediate-Term Extended Quality Portfolio
2013.............................................      30,139           565        --       30,704
2014.............................................      50,273           441        --       50,714

                                                 Net Investment
                                                   Income and
                                                   Short-Term     Long-Term   Tax Exempt
                                                 Capital Gains  Capital Gains   Income    Total
                                                 -------------- ------------- ---------- -------
DFA Investment Grade Portfolio
2013............................................    $24,205        $   867          --   $25,072
2014............................................     46,763            330          --    47,093
DFA Inflation-Protected Securities Portfolio
2013............................................     51,554         13,876          --    65,430
2014............................................     50,951          3,978          --    54,929
DFA Short-Duration Real Return Portfolio
2013............................................         --             --          --        --
2014............................................        176             --          --       176
DFA Short-Term Municipal Bond Portfolio
2013............................................         --             --     $16,375    16,375
2014............................................         --             --      17,269    17,269
DFA Intermediate-Term Municipal Bond Portfolio
2013............................................         --             --       1,943     1,943
2014............................................         --             --       6,232     6,232
DFA California Short-Term Municipal Bond
  Portfolio
2013............................................         --             --       4,312     4,312
2014............................................         --             --       5,014     5,014
DFA California Intermediate-Term Municipal Bond
  Portfolio
2013............................................         --             --       1,248     1,248
2014............................................         --             --       1,997     1,997

   DFA Short-Duration Real Return Portfolio commenced operations on November 5, 2013 and did not pay any distributions for the year ended October 31, 2013.

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     Undistributed                                              Total Net
                                     Net Investment                                           Distributable
                                       Income and   Undistributed                Unrealized     Earnings
                                       Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                     Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                     -------------- ------------- ------------ -------------- -------------
DFA One-Year Fixed Income Portfolio.    $  4,776       $ 2,569            --      $  6,044      $ 13,389
DFA Two-Year Global Fixed Income
  Portfolio.........................      63,958           561            --       (90,472)      (25,953)
DFA Selectively Hedged Global Fixed
  Income Portfolio..................      15,115            --      $(28,958)       (3,212)      (17,055)
DFA Short-Term Government
  Portfolio.........................       3,511         3,546            --         2,045         9,102
DFA Five-Year Global Fixed Income
  Portfolio.........................     103,253        14,764            --        22,121       140,138
DFA World ex U.S. Government Fixed
  Income Portfolio..................      23,139         1,249            --        (8,216)       16,172
DFA Intermediate Government Fixed
  Income Portfolio..................      14,594        20,169            --       100,388       135,151
DFA Short-Term Extended Quality
  Portfolio.........................      12,072         2,295            --        15,028        29,395
DFA Intermediate-Term Extended
  Quality Portfolio.................       7,459         8,974            --        25,141        41,574

                                      Undistributed                                              Total Net
                                      Net Investment                                           Distributable
                                        Income and   Undistributed                Unrealized     Earnings
                                        Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                      Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                      -------------- ------------- ------------ -------------- -------------
DFA Investment Grade Portfolio.......     $2,898        $   80           --        $18,443        $21,421
DFA Inflation-Protected Securities
  Portfolio..........................         --         6,729           --         51,477         58,206
DFA Short-Duration Real Return
  Portfolio..........................      4,185            14           --         (6,157)        (1,958)
DFA Short-Term Municipal Bond
  Portfolio..........................      1,570            --         $(66)        15,398         16,902
DFA Intermediate-Term Municipal Bond
  Portfolio..........................        615            --          (90)         9,363          9,888
DFA California Short-Term Municipal
  Bond Portfolio.....................        421            --           (8)         5,203          5,616
DFA California Intermediate-Term
  Municipal Bond Portfolio...........        191            --           --          3,172          3,363

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                           Expires on October 31,
                                                           ----------------------
                                                           2018        2019       Unlimited  Total
                                                           ----        ----       --------- -------
DFA One-Year Fixed Income Portfolio.......................  --          --              --       --
DFA Two-Year Global Fixed Income Portfolio................  --          --              --       --
DFA Selectively Hedged Global Fixed Income Portfolio......  --          --         $28,958  $28,958
DFA Short-Term Government Portfolio.......................  --          --              --       --
DFA Five-Year Global Fixed Income Portfolio...............  --          --              --       --
DFA World ex U.S. Government Fixed Income Portfolio.......  --          --              --       --
DFA Intermediate Government Fixed Income Portfolio........  --          --              --       --
DFA Short-Term Extended Quality Portfolio.................  --          --              --       --
DFA Intermediate-Term Extended Quality Portfolio..........  --          --              --       --
DFA Investment Grade Portfolio............................  --          --              --       --
DFA Inflation-Protected Securities Portfolio..............  --          --              --       --
DFA Short-Duration Real Return Portfolio..................  --          --              --       --
DFA Short-Term Municipal Bond Portfolio...................  --         $ 3              62       65
DFA Intermediate-Term Municipal Bond Portfolio............  --          --              90       90
DFA California Short-Term Municipal Bond Portfolio........ $ 1           3               4        8
DFA California Intermediate-Term Municipal Bond Portfolio.  --          --              --       --

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

       DFA Intermediate Government Fixed Income Portfolio........ $  237
       DFA Inflation-Protected Securities Portfolio..............  3,570
       DFA California Short-Term Municipal Bond Portfolio........     --
       DFA California Intermediate-Term Municipal Bond Portfolio.    112

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
DFA One-Year Fixed Income Portfolio................ $ 8,549,703   $  7,397     $ (1,352)     $  6,045
DFA Two-Year Global Fixed Income Portfolio.........   6,381,131      3,459      (92,475)      (89,016)
DFA Selectively Hedged Global Fixed Income
  Portfolio........................................   1,190,137      3,223       (6,416)       (3,193)
DFA Short-Term Government Portfolio................   2,041,479      6,890       (4,844)        2,046
DFA Five-Year Global Fixed Income Portfolio........  10,105,337     46,230      (27,218)       19,012
DFA World ex U.S. Government Fixed Income
  Portfolio........................................     346,874      3,271      (11,655)       (8,384)
DFA Intermediate Government Fixed Income Portfolio.   3,873,207    112,545      (12,157)      100,388
DFA Short-Term Extended Quality Portfolio..........   3,997,984     21,370       (6,413)       14,957
DFA Intermediate-Term Extended Quality Portfolio...   2,494,873     37,043      (11,903)       25,140
DFA Investment Grade Portfolio.....................   2,413,679     24,759       (6,315)       18,444
DFA Inflation-Protected Securities Portfolio.......   2,662,298     72,196      (20,720)       51,476
DFA Short-Duration Real Return Portfolio...........     626,535      1,406       (1,282)          124
DFA Short-Term Municipal Bond Portfolio............   2,163,661     15,697         (299)       15,398
DFA Intermediate-Term Municipal Bond Portfolio.....     495,737      9,810         (447)        9,363
DFA California Short-Term Municipal Bond Portfolio.     690,886      5,357         (154)        5,203
DFA California Intermediate-Term Municipal Bond
  Portfolio........................................     136,127      3,290         (117)        3,173

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by Portfolios.

   2. Forward Currency Contracts: The International Fixed Income Portfolios, DFA Investment Grade Portfolio and DFA Short-Duration Real Return Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2014, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Two-Year Global Fixed Income Portfolio*

                                                                         Unrealized
                                                                           Foreign
Settlement Currency                          Contract       Value at      Exchange
   Date    Amount**        Currency           Amount    October 31, 2014 Gain (Loss)
---------- --------  ------------------    -----------  ---------------- -----------
11/4/2014    20,138  Australian Dollar (1) $    17,693    $    17,721      $    28
11/4/2014   (20,138) Australian Dollar (2)     (17,634)       (17,721)         (87)
12/4/2014   (19,858) Australian Dollar (1)     (17,411)       (17,439)         (28)
11/14/2014  (97,543) Canadian Dollar (3)       (87,739)       (86,523)       1,216
11/25/2014 (108,490) Canadian Dollar (4)       (96,354)       (96,208)         146
12/1/2014   (35,219) Canadian Dollar (5)       (31,411)       (31,228)         183
12/8/2014   (95,255) Canadian Dollar (5)       (84,765)       (84,444)         321
11/6/2014   (63,839) Euro (6)                  (80,164)       (80,001)         163
11/12/2014  (64,024) Euro (6)                  (82,661)       (80,236)       2,425
11/13/2014  (71,706) Euro (6)                  (90,734)       (89,864)         870
11/17/2014  (70,217) Euro (7)                  (88,751)       (87,999)         752
12/9/2014   (50,413) Euro (2)                  (65,031)       (63,189)       1,842
11/3/2014    84,820  UK Pound Sterling (6)     135,905        135,686         (219)
11/3/2014   (84,820) UK Pound Sterling (4)    (137,431)      (135,686)       1,745
11/4/2014    80,525  UK Pound Sterling (4)     128,599        128,816          217
11/4/2014   (80,525) UK Pound Sterling (6)    (129,035)      (128,816)         219
11/6/2014   (84,397) UK Pound Sterling (6)    (134,830)      (135,007)        (177)
11/13/2014  (62,690) UK Pound Sterling (6)     (99,871)      (100,278)        (407)
11/17/2014  (84,901) UK Pound Sterling (3)    (135,549)      (135,801)        (252)
11/18/2014  (77,186) UK Pound Sterling (6)    (123,493)      (123,461)          32
11/21/2014  (76,256) UK Pound Sterling (4)    (122,664)      (121,970)         694
11/24/2014  (80,724) UK Pound Sterling (5)    (130,317)      (129,113)       1,204
11/25/2014  (87,776) UK Pound Sterling (5)    (140,633)      (140,392)         241
12/1/2014   (84,143) UK Pound Sterling (4)    (134,881)      (134,574)         307
12/3/2014   (84,354) UK Pound Sterling (6)    (135,124)      (134,909)         215
12/4/2014   (80,721) UK Pound Sterling (4)    (128,879)      (129,098)        (219)
                                           -----------    -----------      -------
                                           $(2,013,165)   $(2,001,734)     $11,431
                                           ===========    ===========      =======

DFA Selectively Hedged Global Fixed Income Portfolio*

                                                                       Unrealized
                                                                         Foreign
Settlement Currency                         Contract      Value at      Exchange
   Date    Amount**        Currency          Amount   October 31, 2014 Gain (Loss)
---------- -------- -------------------    ---------  ---------------- -----------
11/18/2014  97,373  Australian Dollar (2)  $  90,166     $  85,605      $ (4,561)
11/18/2014   9,274  Australian Dollar (1)      8,397         8,153          (244)
11/18/2014   9,274  Australian Dollar (1)      8,397         8,153          (244)
12/1/2014   54,463  Canadian Dollar (2)       48,906        48,290          (616)
12/1/2014   54,463  Canadian Dollar (5)       48,901        48,290          (611)
12/17/2014 127,683  New Zealand Dollar (2)   103,302        99,114        (4,188)
11/26/2014 591,572  Norwegian Krone (5)       95,304        87,639        (7,665)
11/26/2014  52,366  Norwegian Krone (5)        7,902         7,758          (144)
11/26/2014  52,366  Norwegian Krone (5)        7,900         7,758          (142)
12/2/2014   (6,807) Singapore Dollar (7)      (5,336)       (5,298)           38
11/10/2014   2,735  UK Pound Sterling (2)      4,401         4,375           (26)
11/10/2014 (72,934) UK Pound Sterling (1)   (117,363)     (116,667)          696
                                           ---------     ---------      --------
                                           $ 300,877     $ 283,170      $(17,707)
                                           =========     =========      ========

DFA Five-Year Global Fixed Income Portfolio*

                                                                      Unrealized
                                                                        Foreign
Settlement Currency                        Contract      Value at      Exchange
   Date    Amount**       Currency          Amount   October 31, 2014 Gain (Loss)
---------- -------- ------------------    ---------  ---------------- -----------
11/12/2014 (11,012) Singapore Dollar (4)  $  (8,651)    $  (8,572)      $   79
11/12/2014 (51,992) Singapore Dollar (6)    (41,163)      (40,469)         694
11/21/2014  (8,633) Singapore Dollar (8)     (6,769)       (6,719)          50
11/21/2014  (9,769) Singapore Dollar (4)     (7,698)       (7,603)          95
11/21/2014 (11,063) Singapore Dollar (6)     (8,727)       (8,611)         116
11/21/2014 (11,445) Singapore Dollar (6)     (9,037)       (8,908)         129
11/21/2014 (27,316) Singapore Dollar (4)    (21,564)      (21,261)         303
12/12/2014 (67,888) Singapore Dollar (2)    (53,484)      (52,835)         649
12/15/2014 (74,425) Singapore Dollar (2)    (58,815)      (57,922)         893
12/16/2014 (68,979) Singapore Dollar (6)    (54,176)      (53,683)         493
11/3/2014   54,862  UK Pound Sterling (6)    87,905        87,763         (142)
11/3/2014  (54,862) UK Pound Sterling (4)   (88,909)      (87,763)       1,146
11/4/2014   58,224  UK Pound Sterling (4)    92,996        93,142          146
11/4/2014  (58,224) UK Pound Sterling (4)   (93,974)      (93,141)         833
11/6/2014   31,980  UK Pound Sterling (6)    51,309        51,158         (151)
11/6/2014  (63,408) UK Pound Sterling (1)  (101,290)     (101,431)        (141)
11/14/2014 (55,250) UK Pound Sterling (1)   (89,395)      (88,376)       1,019
11/17/2014  10,655  UK Pound Sterling (5)    16,947        17,043           96
11/17/2014  10,655  UK Pound Sterling (1)    16,943        17,043          100
11/17/2014 (63,424) UK Pound Sterling (5)  (101,637)     (101,449)         188
11/18/2014   9,812  UK Pound Sterling (5)    15,833        15,695         (138)
11/18/2014 (62,097) UK Pound Sterling (6)   (99,146)      (99,326)        (180)
11/21/2014 (54,080) UK Pound Sterling (1)   (86,990)      (86,500)         490
11/24/2014  14,260  UK Pound Sterling (4)    22,810        22,809           (1)
11/24/2014 (59,202) UK Pound Sterling (6)   (95,572)      (94,690)         882
11/26/2014 (52,275) UK Pound Sterling (5)   (83,754)      (83,609)         145
11/28/2014 (49,350) UK Pound Sterling (5)   (79,198)      (78,930)         268
12/1/2014  (43,356) UK Pound Sterling (4)   (69,513)      (69,342)         171

                                                                        Unrealized
                                                                          Foreign
Settlement Currency                         Contract       Value at      Exchange
   Date    Amount**       Currency           Amount    October 31, 2014 Gain (Loss)
---------- -------- ------------------    -----------  ---------------- -----------
12/3/2014  (54,642) UK Pound Sterling (6) $   (87,530)   $   (87,390)     $  140
12/4/2014  (58,603) UK Pound Sterling (4)     (93,577)       (93,724)       (147)
                                          -----------    -----------      ------
                                          $(1,135,826)   $(1,127,601)     $8,225
                                          ===========    ===========      ======

DFA World ex U.S. Government Fixed Income Portfolio*

                                                                          Unrealized
                                                                            Foreign
Settlement  Currency                           Contract      Value at      Exchange
   Date     Amount**          Currency          Amount   October 31, 2014 Gain (Loss)
---------- ----------  -------------------    ---------  ---------------- -----------
11/14/2014        (32) Australian Dollar (4)  $     (28)    $     (28)          --
11/14/2014     (2,161) Australian Dollar (4)     (1,892)       (1,901)      $   (9)
11/14/2014        454  Canadian Dollar (4)          414           403          (11)
11/14/2014        362  Canadian Dollar (4)          321           321           --
11/14/2014       (355) Canadian Dollar (4)         (315)         (314)           1
11/14/2014       (371) Canadian Dollar (4)         (329)         (329)          --
11/14/2014    (33,389) Canadian Dollar (1)      (30,588)      (29,617)         971
11/24/2014     (3,284) Denmark Krone (4)           (561)         (553)           8
11/24/2014    (72,841) Denmark Krone (2)        (12,501)      (12,265)         236
11/10/2014        (66) Euro (1)                     (85)          (82)           3
11/10/2014       (403) Euro (4)                    (509)         (505)           4
11/10/2014       (537) Euro (1)                    (684)         (674)          10
11/10/2014       (548) Euro (4)                    (693)         (687)           6
11/10/2014       (621) Euro (4)                    (783)         (778)           5
11/10/2014       (763) Euro (4)                    (964)         (956)           8
11/10/2014       (808) Euro (1)                  (1,030)       (1,013)          17
11/10/2014     (1,342) Euro (2)                  (1,698)       (1,682)          16
11/10/2014     (1,484) Euro (1)                  (1,861)       (1,860)           1
11/10/2014     (1,491) Euro (4)                  (1,866)       (1,869)          (3)
11/10/2014     (2,268) Euro (2)                  (2,879)       (2,842)          37
11/10/2014     (2,867) Euro (1)                  (3,669)       (3,593)          76
11/10/2014     (3,227) Euro (4)                  (4,069)       (4,044)          25
11/10/2014    (14,457) Euro (6)                 (18,666)      (18,118)         548
11/12/2014      5,361  Euro (2)                   6,894         6,718         (176)
11/12/2014   (100,000) Euro (6)                (129,112)     (125,321)       3,791
1/28/2015  (3,694,201) Japanese Yen (1)         (34,299)      (32,922)       1,377
11/21/2014    (13,803) New Zealand Dollar (2)   (10,933)      (10,742)         191
11/14/2014       (405) Norwegian Krone (3)          (62)          (60)           2
11/14/2014    (22,968) Norwegian Krone (4)       (3,725)       (3,404)         321
12/8/2014        (203) Singapore Dollar (4)        (160)         (158)           2
12/8/2014     (16,652) Singapore Dollar (6)     (13,026)      (12,960)          66
12/22/2014       (371) Swedish Krona (4)            (51)          (50)           1
12/22/2014       (656) Swedish Krona (3)            (92)          (89)           3
12/22/2014    (30,258) Swedish Krona (2)         (4,246)       (4,098)         148
11/14/2014      3,882  UK Pound Sterling (1)      6,362         6,209         (153)
11/14/2014        548  UK Pound Sterling (3)        883           876           (7)
11/14/2014       (340) UK Pound Sterling (2)       (543)         (543)          --
11/14/2014       (553) UK Pound Sterling (1)       (884)         (884)          --
11/14/2014       (571) UK Pound Sterling (2)       (917)         (913)           4
11/14/2014       (745) UK Pound Sterling (4)     (1,199)       (1,191)           8

                                                                      Unrealized
                                                                        Foreign
Settlement Currency                        Contract      Value at      Exchange
   Date    Amount**       Currency          Amount   October 31, 2014 Gain (Loss)
---------- -------- ------------------    ---------  ---------------- -----------
11/14/2014    (757) UK Pound Sterling (4) $  (1,215)    $  (1,211)      $     4
11/14/2014  (1,082) UK Pound Sterling (4)    (1,793)       (1,731)           62
11/14/2014  (1,209) UK Pound Sterling (4)    (1,941)       (1,934)            7
11/14/2014  (1,310) UK Pound Sterling (6)    (2,153)       (2,095)           58
11/14/2014  (1,357) UK Pound Sterling (1)    (2,182)       (2,170)           12
11/14/2014  (1,455) UK Pound Sterling (2)    (2,313)       (2,327)          (14)
11/14/2014 (38,324) UK Pound Sterling (6)   (63,925)      (61,302)        2,623
                                          ---------     ---------       -------
                                          $(345,567)    $(335,288)      $10,279
                                          =========     =========       =======

DFA Short-Term Extended Quality Portfolio*

                                                                     Unrealized
                                                                       Foreign
Settlement Currency                       Contract      Value at      Exchange
   Date    Amount**       Currency         Amount   October 31, 2014 Gain (Loss)
---------- -------- ------------------    --------  ---------------- -----------
12/8/2014     (208) Singapore Dollar (4)  $   (163)     $   (162)       $  1
12/8/2014  (18,287) Singapore Dollar (6)   (14,311)      (14,232)         79
11/14/2014 (46,080) UK Pound Sterling (1)  (74,563)      (73,708)        855
                                          --------      --------        ----
                                          $(89,037)     $(88,102)       $935
                                          ========      ========        ====

DFA Short-Duration Real Return Portfolio*

                                                                    Unrealized
                                                                      Foreign
Settlement Currency                       Contract     Value at      Exchange
   Date    Amount**       Currency         Amount  October 31, 2014 Gain (Loss)
---------- -------- ------------------    -------- ---------------- -----------
12/1/2014     (710) Singapore Dollar (4)  $  (556)     $  (552)         $ 4
11/17/2014  (4,409) UK Pound Sterling (4)  (7,067)      (7,053)          14
                                          -------      -------          ---
                                          $(7,623)     $(7,605)         $18
                                          =======      =======          ===

Counterparties:
(1)JP Morgan

(2)Bank of America Corp.

(3)Barclays Capital INC.

(4)Citibank, N.A.

(5)Morgan Stanley and Co.

(6)State Street Bank and Trust

(7)RBS

(8)UBS AG

* During the year ended October 31, 2014, the following Portfolios' average contract amount of forward currency contracts were (in thousands):

        DFA Two-Year Global Fixed Income Portfolio........... $2,739,734
        DFA Selectively Hedged Global Fixed Income Portfolio.    446,609
        DFA Five-Year Global Fixed Income Portfolio..........  2,242,112
        DFA World ex U.S. Government Fixed Income Portfolio..    308,786
        DFA Short-Term Extended Quality Portfolio............    164,853
        DFA Intermediate-Term Extended Quality Portfolio.....     18,630
        DFA Short-Duration Real Return Portfolio.............      5,007

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Swap Agreements: The DFA Short-Duration Real Return Portfolio may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating "synthetic" inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

   The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   At October 31, 2014, DFA Short-Duration Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                               Unrealized
                                     Payments  Expiration           Notional  Appreciation
           Counterparty              Received     Date    Currency  Amount*  (Depreciation)
------------------------------------ --------  ---------- --------  -------- --------------
Bank of America Corp. (1)              CPI     08/26/2019   USD     $26,000      $(507)
Bank of America Corp. (1)              CPI     09/19/2018   USD      27,000       (263)
Bank of America Corp. (1)              CPI     10/20/2018   USD      32,000         61
Citibank, N.A. (2)                     CPI     07/25/2018   USD      28,000       (548)
Citibank, N.A. (2)                     CPI     06/02/2018   USD      26,000       (421)
Citibank, N.A. (2)                     CPI     03/14/2017   USD      19,000       (189)
Citibank, N.A. (2)                     CPI     03/05/2017   USD      21,000       (202)
Citibank, N.A. (2)                     CPI     02/13/2017   USD      27,000       (236)
Citibank, N.A. (2)                     CPI     01/15/2017   USD      10,000        (83)
Citibank, N.A. (2)                     CPI     03/03/2017   USD      22,000       (191)
Citibank, N.A. (2)                     CPI     12/18/2016   USD       7,300        (54)
Citibank, N.A. (2)                     CPI     12/24/2016   USD       9,500        (64)
Citibank, N.A. (2)                     CPI     11/13/2016   USD      26,000       (223)
Citibank, N.A. (2)                     CPI     10/30/2017   USD      28,000         21
Credit Suisse (3)                      CPI     06/27/2017   USD      26,000       (522)
Credit Suisse (3)                      CPI     05/08/2018   USD      21,000       (240)
Credit Suisse (3)                      CPI     02/24/2017   USD      19,000       (173)
Credit Suisse (3)                      CPI     11/18/2016   USD       5,000        (51)
Credit Suisse (3)                      CPI     11/08/2016   USD      14,000       (131)
Deutsche Bank AG, London Branch (4)    CPI     06/12/2019   USD      26,000       (517)
Deutsche Bank AG, London Branch (4)    CPI     06/20/2017   USD      26,000       (453)

                                                                               Unrealized
                                     Payments  Expiration           Notional  Appreciation
           Counterparty              Received     Date    Currency  Amount*  (Depreciation)
------------------------------------ --------  ---------- --------  -------- --------------
Deutsche Bank AG, London Branch (4)    CPI     04/25/2017   USD     $ 20,000    $  (208)
Deutsche Bank AG, London Branch (4)    CPI     01/08/2017   USD       23,000       (185)
Deutsche Bank AG, London Branch (4)    CPI     02/05/2017   USD       18,000       (127)
Deutsche Bank AG, London Branch (4)    CPI     01/28/2017   USD       11,000        (76)
Deutsche Bank AG, London Branch (4)    CPI     01/02/2017   USD       20,300       (142)
Deutsche Bank AG, London Branch (4)    CPI     11/08/2016   USD       14,000       (131)
Deutsche Bank AG, London Branch (4)    CPI     04/07/2017   USD       21,000       (139)
Deutsche Bank AG, London Branch (4)    CPI     03/31/2017   USD       21,000       (136)
Deutsche Bank AG, London Branch (4)    CPI     12/10/2016   USD       12,000        (85)
Deutsche Bank AG, London Branch (4)    CPI     12/04/2016   USD       10,500        (69)
                                                                    --------    -------
                                                                    $616,600    $(6,284)
                                                                    ========    =======

(1)Payments will be made to counterparty at negotiated rates ranging from 1.755%-2.224%.

(2)Payments will be made to counterparty at negotiated rates ranging from 1.669%-2.215%.

(3)Payments will be made to counterparty at negotiated rates ranging from 1.888%-2.268%.

(4)Payments will be made to counterparty at negotiated rates ranging from 1.815%-2.242%.

 *During the year ended October 31, 2014 the average notional value of outstanding swap contracts was $360,717 (in thousands).

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2014:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Inflation swap contracts  Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2014 (amounts in thousands):

                                                            Asset Derivatives Value
                                                      -----------------------------------
                                                        Total Value     Foreign  Inflation
                                                             at        Exchange    Swap
                                                      October 31, 2014 Contracts Contracts
-                                                     ---------------- --------- ---------
DFA Two-Year Global Fixed Income Portfolio...........     $ 12,820     $ 12,820        --
DFA Selectively Hedged Global Fixed Income Portfolio.          734          734        --
DFA Five-Year Global Fixed Income Portfolio..........        9,125        9,125        --
DFA World ex U.S. Government Fixed Income Portfolio..       10,652       10,652        --
DFA Short-Term Extended Quality Portfolio............          935          935        --
DFA Short-Duration Real Return Portfolio.............          100           18   $    82

                                                          Liability Derivatives Value
-                                                     -----------------------------------
                                                        Total Value     Foreign  Inflation
                                                             at        Exchange    Swap
                                                      October 31, 2014 Contracts Contracts
                                                      ---------------- --------- ---------
DFA Two-Year Global Fixed Income Portfolio...........     $ (1,389)    $ (1,389)       --
DFA Selectively Hedged Global Fixed Income Portfolio.      (18,441)     (18,441)       --
DFA Five-Year Global Fixed Income Portfolio..........         (900)        (900)       --
DFA World ex U.S. Government Fixed Income Portfolio..         (373)        (373)       --
DFA Short-Duration Real Return Portfolio.............       (6,366)          --   $(6,366)

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2014:

Derivative Type            Location of Gain (Loss) on Derivatives Recognized in Income
---------------            -----------------------------------------------------------
Foreign exchange contracts Net Realized Gain (Loss) on: Foreign Currency Transactions
                           Change in Unrealized Appreciation (Depreciation) of:
                             Translation of Foreign Currency Denominated Amounts
Inflation swap contracts   Change in Unrealized Appreciation (Depreciation) of:
                             Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2014 (amounts in thousands):

                                                         Realized Gain (Loss) on
                                                      Derivatives Recognized in Income
                                                      -------------------------------
                                                                  Foreign   Inflation
                                                                 Exchange     Swap
                                                        Total    Contracts  Contracts
                                                      --------   ---------  ---------
DFA Two-Year Global Fixed Income Portfolio........... $ 61,521   $ 61,521         --
DFA Selectively Hedged Global Fixed Income Portfolio.   (7,019)    (7,019)        --
DFA Five-Year Global Fixed Income Portfolio..........  (25,284)   (25,284)        --
DFA World ex U.S. Government Fixed Income Portfolio..    9,308      9,308         --
DFA Short-Term Extended Quality Portfolio............     (585)      (585)        --
DFA Intermediate-Term Extended Quality Portfolio.....      185        185         --
DFA Short-Duration Real Return Portfolio.............      168        168         --

                                                          Change in Unrealized
                                                      Appreciation (Depreciation) on
                                                      Derivatives Recognized in Income
                                                      -------------------------------
                                                                  Foreign   Inflation
                                                                 Exchange     Swap
                                                        Total    Contracts  Contracts
                                                      --------   ---------  ---------
DFA Two-Year Global Fixed Income Portfolio........... $ 22,023   $ 22,023         --
DFA Selectively Hedged Global Fixed Income Portfolio.  (17,006)   (17,006)        --
DFA Five-Year Global Fixed Income Portfolio..........   16,076     16,076         --
DFA World ex U.S. Government Fixed Income Portfolio..   12,428     12,428         --
DFA Short-Term Extended Quality Portfolio............     (315)      (315)        --
DFA Intermediate-Term Extended Quality Portfolio.....       13         13         --
DFA Short-Duration Real Return Portfolio.............   (6,266)        18    $(6,284)

Offsetting of Derivative Assets and Derivative Liabilities

   The Portfolios are subject to master netting agreements ("MNA") with certain counterparties which govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA's are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA's contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2014 (Amounts in thousands):

                                         Gross Amounts Not                                Gross Amounts Not
                                           Offset in the                                    Offset in the
                                        Statements of Assets                            Statements of Assets
                              Gross       and Liabilities                Gross             and Liabilities
                            Amounts of ----------------------         Amounts of  ---------------------------------
                            Recognized  Financial     Cash     Net    Recognized   Financial        Cash     Net
                              Assets   Instruments Collateral Amount  Liabilities Instruments    Collateral Amount
Description                    (a)         (b)      Received   (c)        (a)         (d)         Pledged    (e)
-----------                 ---------- ----------- ---------- ------- ----------- -----------    ---------- -------
                                             Assets                                    Liabilities
                            ----------------------------------------- ---------------------------------------------
DFA Two-Year Global
 Fixed Income Portfolio
Forward Currency Contracts.  $12,820     $(1,389)      --     $11,431   $ 1,389     $(1,389)          --         --
DFA Selectively Hedged Global
 Fixed Income Portfolio
Forward Currency Contracts.      734        (488)      --         246    18,441        (488)          --    $17,953
DFA Five-Year Global
 Fixed Income Portfolio
Forward Currency Contracts.    9,125        (900)      --       8,225       900        (900)          --         --
DFA World ex U.S. Government
 Fixed Income Portfolio
Forward Currency Contracts.   10,652        (366)      --      10,286       373        (366)          --          7
DFA Short-Term Extended
 Quality Portfolio
Forward Currency Contracts.      935          --       --         935        --          --           --         --
DFA Short-Duration Real
 Return Portfolio
Forward Currency Contracts.       18          --       --          18        --          --           --         --
Swap Contracts.............       82         (82)      --          --     6,366      (5,437) (f)    (220)       709

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities as well as pledged non-cash collateral.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral received is greater than the amount shown here due to overcollateralization.

   Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                  Weighted      Weighted    Number of   Interest Maximum Amount
                                   Average      Average        Days     Expense  Borrowed During
                                Interest Rate Loan Balance Outstanding* Incurred   The Period
                                ------------- ------------ ------------ -------- ---------------
DFA Investment Grade Portfolio.     0.83%        $2,821         9          $1        $3,513

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2014.

I. Securities Lending:

   As of October 31, 2014, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, and DFA Intermediate-Term Extended Quality Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $24,556, $38,044, $20,429 and $33,196 (in thousands), respectively.
Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceed the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2014, DFA Short-Term Extended Quality Portfolio realized net gains of in-kind redemptions in the amount of $2,482 (amount in thousands).

L. Other:

   At October 31, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                         Approximate
                                                                          Percentage
                                                            Number of   of Outstanding
                                                           Shareholders     Shares
                                                           ------------ --------------
DFA One-Year Fixed Income Portfolio.......................      4             70%
DFA Two-Year Global Fixed Income Portfolio................      4             86%
DFA Selectively Hedged Global Fixed Income Portfolio......      5             93%
DFA Short-Term Government Portfolio.......................      5             83%
DFA Five-Year Global Fixed Income Portfolio...............      3             77%
DFA World ex U.S. Government Fixed Income Portfolio.......      5             93%
DFA Intermediate Government Fixed Income Portfolio........      5             93%
DFA Short-Term Extended Quality Portfolio.................      5             85%
DFA Intermediate-Term Extended Quality Portfolio..........      5             88%
DFA Investment Grade Portfolio............................      4             93%
DFA Inflation-Protected Securities Portfolio..............      3             61%
DFA Short-Duration Real Return Portfolio..................      3             88%
DFA Short-Term Municipal Bond Portfolio...................      5             94%
DFA Intermediate-Term Municipal Bond Portfolio............      4             95%
DFA California Short-Term Municipal Bond Portfolio........      3             94%
DFA California Intermediate-Term Municipal Bond Portfolio.      3             96%

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, and DFA California Intermediate-Term Municipal Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2014, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2014.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2014.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were two Strategy Committee meetings held during the fiscal year ended October 31, 2014.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the DFA   Principal Occupation(s) During Past 5
 with the Fund, Address and   Term of Office/1/ and      Fund Complex/2/        Years and Other Directorships of Public
       Year of Birth           Length of Service             Overseen                       Companies Held
------------------------------------------------------------------------------------------------------------------------
                                           Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983       108 portfolios in 4      Leo Melamed Professor of Finance,
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     University of Chicago Booth School of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Business.
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       108 portfolios in 4      Steven G. Rothmeier Professor and
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Distinguished Service Professor of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                                   School of Business (since 1965). Member
Booth School of Business                                                        and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                         Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                               (futures trading exchange) (since
1939                                                                            2004). Trustee, Harbor Fund (registered
                                                                                investment company) (29 Portfolios)
                                                                                (since 1994). Formerly, Member of the
                                                                                Board of Milwaukee Insurance Company
                                                                                (1997-2010).
------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       108 portfolios in 4      Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     School of Management (since 1984).
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                                   Capital Management, LLC (hedge fund and
P.O. Box 208200                                                                 asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                        to Morningstar Inc. (since 2006).
1943                                                                            Formerly, Director, BIRR Portfolio
                                                                                Analysis, Inc. (software products)
                                                                                (1990-2010).
------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       108 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010          investment companies     Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM.     DFAITC-Since 2010                                Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                                   Management and Economics, Graduate
School of Business                                                              School of Business, Stanford University
518 Memorial Way                                                                (since 1995). Cornerstone Research
Stanford, CA 94305-5015                                                         (expert testimony and economic and
1948                                                                            financial analysis) (since 2009).
                                                                                Formerly, Chairman of the President
                                                                                George W. Bush's Council of Economic
                                                                                Advisers (2006-2009). Formerly, Council
                                                                                of Economic Advisors, State of
                                                                                California (2005-2006). Formerly,
                                                                                Commissioner, White House Panel on Tax
                                                                                Reform (2005)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       108 portfolios in 4      Chief Investment Strategist, Janus
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                                   Graduate School of Business, Stanford
Advisors, LP                                                                    University (since 1981). Chairman,
6300 Bee Cave Road                                                              Ruapay Inc. (since 2013). Formerly,
Building 1                                                                      Chairman, Platinum Grove Asset
Austin, TX 78746                                                                Management, L.P. (hedge fund)
1941                                                                            (formerly, Oak Hill Platinum Partners)
                                                                                (1999-2009). Formerly, Director,
                                                                                American Century Fund Complex
                                                                                (registered investment companies)
                                                                                (43 Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       108 portfolios in 4      Boris and Irene Stern Distinguished
Director of DFAIDG and DIG.    DIG-Since 2000          investment companies     Service Professor of Accounting,
Trustee of DFAITC and DEM.     DFAITC-Since 2000                                University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                                   Business (since 1980). Director, HNI
Booth School of Business                                                        Corporation (formerly known as HON
5807 S. Woodlawn Avenue                                                         Industries Inc.) (office furniture)
Chicago, IL 60637                                                               (since 2000). Director, Ryder System
1953                                                                            Inc. (transportation, logistics and
                                                                                supply-chain management) (since 2003).
                                                                                Trustee, UBS Funds (4 investment
                                                                                companies within the fund complex) (33
                                                                                portfolios) (since 2009). Formerly,
                                                                                Co-Director Investment Research,
                                                                                Fundamental Investment Advisors (hedge
                                                                                fund) (2008-2011).
------------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
     and Year of Birth       Length of Service            Overseen             Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981      108 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,  DIG-Since 1992         investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief       DFAITC-Since 1992                             Officer (until 1/1/2010) of the following companies:
Executive Officer            DEM-Since 1993                                Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road,                                                        Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009-2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and Co-
                                                                           Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009      108 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief   DIG-Since 2009         investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and        DFAITC-Since 2009                             2014), Director/Trustee, and formerly, Chief
Co-Chief Investment Officer  DEM-Since 2009                                Investment Officer (March 2007 - June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice President
                                                                           of the DFA Entities and Dimensional Fund Advisors
                                                                           Canada ULC. Director and Chief Investment Officer
                                                                           (since December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of                        Term of Office/1/ and
      Birth             Position        Length of Service           Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
                                                     Officers
----------------------------------------------------------------------------------------------------------------------
April A. Aandal    Vice President           Since 2008         Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta   Vice President           Since 2012         Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery    Vice President           Since 2005         Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow   Vice President           Since 1993         Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
----------------------------------------------------------------------------------------------------------------------
Peter Bergan       Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth  Vice President           Since 2007         Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown   Vice President and       Since 2001         Vice President and Assistant Secretary of all the
1967               Assistant Secretary                         DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler    Vice President           Since 2007         Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit  Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
James G. Charles   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
----------------------------------------------------------------------------------------------------------------------

   Name and Year of                         Term of Office/1/ and
        Birth                Position       Length of Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President          Since 2009         Vice President of all the DFA Entities. Co-Head of
1966                                                               Portfolio Management (since March 2012) and
                                                                   Senior Portfolio Manager (since January 2012) for
                                                                   Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                   Manager for Dimensional Fund Advisors LP (October
                                                                   2005 to January 2012).
-------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                               Counsel for Dimensional Fund Advisors LP (April
                                                                   2012 - January 2014); Vice President and Counsel
                                                                   for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President          Since 2004         Vice President of all the DFA Entities, DFA Australia
1972                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC. Head of Global Institutional Services for
                                                                   Dimensional Fund Advisors LP (since January
                                                                   2014). Formerly, Head of Institutional, North America
                                                                   (March 2012 to December 2013) and Head of
                                                                   Portfolio Management (January 2006 to March 2012)
                                                                   for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (September 2011-March 2013); Vice President at
                                                                   MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2010-March 2014); Vice President, Sales
                                                                   and Business Development at AdvisorsIG (PPMG)
                                                                   (2009-2010); Vice President at Credit Suisse (2007-
                                                                   2009).
-------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (2003-March 2014).
-------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President          Since 2012         Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President          Since 2007         Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1955                                                               Senior Vice President and Managing Director at
                                                                   State Street Bank & Trust Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and      Since 2004         Vice President and Chief Compliance Officer of all
1965                    Global Chief                               the DFA Entities, DFA Australia Limited, and
                        Compliance Officer                         Dimensional Fund Advisors Ltd. Chief Compliance
                                                                   Officer of Dimensional Fund Advisors Canada.
                                                                   Formerly, Vice President and Chief Compliance
                                                                   Officer for Dimensional SmartNest (US) LLC
                                                                   (October 2010- 2014).
-------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President          Since 1999         Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President          Since 1994         Vice President of all the DFA Entities, DFA Australia
1957                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC.
-------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director (January 2012-January 2014) and
                                                                   Senior Associate (August 2010-December 2011) for
                                                                   Dimensional Fund Advisors LP; MBA and MPA at
                                                                   the University of Texas at Austin (August 2007-May
                                                                   2010).
-------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1972                                                               Research Associate (August 2008-March 2010) and
                                                                   Research Assistant (April 2006-August 2008) for
                                                                   Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                         Term of Office/1/ and
       Birth              Position        Length of Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner   Vice President           Since 2001         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan       Vice President           Since 2014         Vice President of all the DFA Entities. Head of
1979                                                             Marketing for Dimensional Fund Advisors LP (since
                                                                 February 2013). Formerly, Senior Manager of
                                                                 Research and Marketing for Dimensional Fund
                                                                 Advisors LP (June 2012-January 2013); Director of
                                                                 Mutual Fund Analysis at Morningstar (January 2008-
                                                                 May 2012).
-----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice   Vice President and       Since 1998         Vice President and Assistant Secretary of all the
1965                 Assistant Secretary                         DFA Entities and DFA Australia Limited. Chief
                                                                 Operating Officer for Dimensional Fund Advisors
                                                                 Pte. Ltd. (since April 2013). Formerly, Chief
                                                                 Operating Officer for Dimensional Fund Advisors Ltd.
                                                                 (July 2008-March 2013).
-----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker  Vice President           Since 2004         Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall       Vice President           Since 2008         Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) for
                                                                 Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                 Manager for Dimensional Fund Advisors LP
                                                                 (September 2004-January 2012).
-----------------------------------------------------------------------------------------------------------------------
Edward A. Foley      Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (August 2011-January 2014); Senior Vice President
                                                                 of First Trust Advisors L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman    Vice President           Since 2009         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour     Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum       Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
-----------------------------------------------------------------------------------------------------------------------
Henry F. Gray        Vice President           Since 2000         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
John T. Gray         Vice President           Since 2007         Vice President of all the DFA Entities.
1974
-----------------------------------------------------------------------------------------------------------------------
Christian Gunther    Vice President           Since 2011         Vice President of all the DFA Entities. Senior Trader
1975                                                             for Dimensional Fund Advisors LP (since 2012).
                                                                 Formerly, Senior Trader (2009-2012).
-----------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins    Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP (January
                                                                 2011-January 2014); Vice President and Senior
                                                                 Counsel for State Street Global Advisors (November
                                                                 2008-January 2011).
-----------------------------------------------------------------------------------------------------------------------
Joel H. Hefner       Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Julie C. Henderson   Vice President and       Since 2005         Vice President and Fund Controller of all the DFA
1974                 Fund Controller                             Entities, Dimensional Cayman Commodity Fund I
                                                                 Ltd. and Dimensional Japan Ltd.
-----------------------------------------------------------------------------------------------------------------------
Kevin B. Hight       Vice President           Since 2005         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Christine W. Ho      Vice President           Since 2004         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Michael C. Horvath   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1960                                                             Managing Director, Co-Head Global Consultant
                                                                 Relations at BlackRock (2004-2011).
-----------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth                Position          Length of Service            Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon         Vice President               Since 2004         Vice President of all the DFA Entities and
1973                                                                 Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------------
Garret D. Jones      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                                 Manager of Sales and Marketing Systems (January
                                                                     2011-January 2014) and Project Manager (2007-
                                                                     2010) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones     Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                                 Facilities Manager for Dimensional Fund Advisors
                                                                     LP (October 2008-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President               Since 2014         Vice President of all the DFA Entities. Head of
1978                                                                 Operations for Financial Advisor Services for
                                                                     Dimensional Fund Advisors LP (since July 2014).
                                                                     Formerly, Counsel of Dimensional Fund Advisors LP
                                                                     (August 2011-January 2014); Associate at Andrews
                                                                     Kurth LLP (2006-2011).
---------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President and           Since 2003         Vice President of all the DFA Entities, Dimensional
1954                 Chief Operating Officer                         Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Chief Operating
                                                                     Officer of Dimensional Holdings Inc., DFA Securities
                                                                     LLC, Dimensional Fund Advisors LP, Dimensional
                                                                     Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd., Dimensional Advisors Ltd. And Dimensional
                                                                     Fund Advisors Pte. Ltd. Director, Vice President, and
                                                                     Chief Privacy Officer of Dimensional Fund Advisors
                                                                     Canada ULC. Director of DFA Australia Limited,
                                                                     Dimensional Fund Advisors Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Director and Vice
                                                                     President of Dimensional Hong Kong Limited and
                                                                     Dimensional Fund Advisors Pte. Ltd.
---------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (October 2004-January 2013).
---------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1948                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (April 2006-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President               Since 2010         Vice President of all the DFA Entities. Portfolio
1971                                                                 Manager for Dimensional Fund Advisors LP (since
                                                                     June 2004).
---------------------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                                 Creative Director for Dimensional Fund Advisors LP
                                                                     (September 2012-January 2014); Vice President and
                                                                     Global Creative Director at Morgan Stanley
                                                                     (2007-2012); Visiting Assistant Professor, Graduate
                                                                     Communications Design at Pratt Institute
                                                                     (2004-2012).
---------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President               Since 2011         Vice President of all the DFA Entities. Head of
1971                                                                 Defined Contribution Sales for Dimensional Fund
                                                                     Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President               Since 2004         Vice President of all the DFA Entities. Senior
1971                                                                 Portfolio Manager of Dimensional Fund Advisors LP
                                                                     (since January 2012). Formerly, Portfolio Manager
                                                                     for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1981                                                                 Senior Associate, Investment Analytics and Data
                                                                     (January 2012-December 2012) and Systems
                                                                     Developer (June 2007-December 2011) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1966                                                                 Regional Director (May 2010-January 2014) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President               Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (2007-2010).
---------------------------------------------------------------------------------------------------------------------------

 Name and Year of                          Term of Office/1/ and
      Birth               Position         Length of Service             Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Michael F. Lane     Vice President             Since 2004         Vice President of all the DFA Entities. Formerly,
1967                                                              Chief Executive Officer for Dimensional SmartNest
                                                                  (US) LLC (July 2012-November 2014).
-------------------------------------------------------------------------------------------------------------------------
Francis R. Lao      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly, Vice
1969                                                              President - Global Operations at Janus Capital
                                                                  Group (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
David F. LaRusso    Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1978                                                              Senior Trader (January 2010-December 2012) and
                                                                  Trader (2000-2009) for Dimensional Fund Advisors
                                                                  LP.
-------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee       Vice President             Since 2005         Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly,
1980                                                              Research Associate for Dimensional Fund Advisors
                                                                  LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------------------
John B. Lessley     Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1960                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu   Vice President             Since 2009         Vice President of all the DFA Entities.
1969
-------------------------------------------------------------------------------------------------------------------------
Peter Magnusson     Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1969                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2011-January 2014); Vice President at
                                                                  Columbia Management (2004-2010).
-------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell   Vice President             Since 2010         Vice President of all the DFA Entities and
1972                                                              Dimensional Cayman Commodity Fund I Ltd.
                                                                  Formerly, Counsel for Dimensional Fund Advisors
                                                                  LP (September 2006-January 2010).
-------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus     Vice President             Since 2008         Vice President of all DFA Entities and Head of
1970                                                              Global Human Resources for Dimensional Fund
                                                                  Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
David R. Martin     Vice President, Chief      Since 2007         Vice President, Chief Financial Officer and Treasurer
1956                Financial Officer and                         of all the DFA Entities. Director, Vice President,
                    Treasurer                                     Chief Financial Officer and Treasurer of Dimensional
                                                                  Fund Advisors Ltd., DFA Australia Limited,
                                                                  Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                                  Kong Limited, Dimensional Fund Advisors Canada
                                                                  ULC, and Dimensional Cayman Commodity Fund I
                                                                  Ltd. Director of Dimensional Funds plc and
                                                                  Dimensional Funds II plc. Statutory Auditor of
                                                                  Dimensional Japan Ltd. Formerly, Chief Financial
                                                                  Officer, Treasurer and Vice President of Dimensional
                                                                  SmartNest (US) LLC (October 2010-November
                                                                  2014).
-------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune    Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1975                                                              Regional Director of Dimensional Fund Advisors LP
                                                                  (January 2009-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis   Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1984                                                              Regional Director (January 2009-January 2014) and
                                                                  Senior Associate (2011) for Dimensional Fund
                                                                  Advisors LP; Investment Consultant (March 2010-
                                                                  December 2010) and Investment Analyst (December
                                                                  2007-March 2010) at Towers Watson.
-------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson  Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                              Manager, Investment Systems (2011-January 2013)
                                                                  and Project Manager (2007-2010) for Dimensional
                                                                  Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth               Position            Length of Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                      Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                                LP (since December 2012). Formerly, Chief
                                                                       Compliance Officer of Wellington Management
                                                                       Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities and
1974                                                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                       General Counsel, Funds (since 2011). Formerly,
                                                                       Counsel for Dimensional Fund Advisors LP (2007-
                                                                       2010).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                       Dimensional Fund II plc.
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       July 2005).
-----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President         Since 2010                 Vice President of all the DFA Entities. Formerly,
1978                                                                   Senior Compliance Officer (January 2008-January
                                                                       2010) and Compliance Officer (February 2006-
                                                                       December 2007) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (2012-January 2013); Senior Consultant (June 2011-
                                                                       December 2011) and Senior Investment Analyst and
                                                                       Consultant (July 2008-June 2011) at Hewitt
                                                                       EnnisKnupp.
-----------------------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President         Since 1993                 Vice President of all the DFA Entities, DFA Australia
1961                                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President         Since 2011                 Vice President of all the DFA Entities. Portfolio
1970                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       2006).
-----------------------------------------------------------------------------------------------------------------------------
Theodore W. Randall  Vice President         Since 2008                 Vice President of all the DFA Entities. Formerly,
1973                                                                   Research Associate for Dimensional Fund Advisors
                                                                       LP (2006 to 2008).
-----------------------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1967                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014); Vice President at
                                                                       BlackRock (2009-2010).
-----------------------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1969                                                                   Planning and Analysis Manager for Dimensional
                                                                       Fund Advisors LP (July 2007-January 2014).
-----------------------------------------------------------------------------------------------------------------------------

 Name and Year of                    Term of Office/1/ and
       Birth            Position     Length of Service            Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1981                                                        Research Associate (June 2011-January 2012) for
                                                            Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President      Since 2005         Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1960                                                        Senior Manager, Human Resources for Dimensional
                                                            Fund Advisors LP (January 2012-January 2014);
                                                            Director of Human Resources at Spansion, Inc.
                                                            (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1959                                                        Client Systems Manager for Dimensional Fund
                                                            Advisors LP (July 2008-January 2010); Senior
                                                            Manager at Vanguard (November 1997-July 2008).
------------------------------------------------------------------------------------------------------------------
Walid A. Shinnawi    Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1961                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (March 2006-January 2010).
------------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President      Since 2009         Vice President of all the DFA Entities. Formerly,
1965                                                        Investment Operations Manager for Dimensional
                                                            Fund Advisors LP (May 2007-January 2009).
------------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President      Since 2007         Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1981                                                        Manager for Dimensional Fund Advisors LP (since
                                                            January 2012). Formerly, Investment Associate for
                                                            Dimensional Fund Advisors LP (August 2010-
                                                            December 2011).
------------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President      Since 2007         Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1977                                                        Manager of Dimensional Fund Advisors LP (since
                                                            January 2010).
------------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                        Project Manager for Dimensional Fund Advisors LP
                                                            (2007-2010).
------------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President      Since 2004         Vice President of all the DFA Entities and
1956                                                        Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------
Carl G. Snyder       Vice President      Since 2000         Vice President of all the DFA Entities.
1963
------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President      Since 2004         Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1973                                                        Manager, Investment Analytics and Data (2012-
                                                            January 2013) and Research Assistant (2002-2011)
                                                            for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Erik T. Totten       Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1980                                                        Regional Director (2010-January 2013) and Senior
                                                            Associate (2007-2009) for Dimensional Fund
                                                            Advisors LP.
------------------------------------------------------------------------------------------------------------------
John H. Totten       Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1978                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (January 2008-January 2012).
------------------------------------------------------------------------------------------------------------------
Robert C. Trotter    Vice President      Since 2009         Vice President of all the DFA Entities.
1958
------------------------------------------------------------------------------------------------------------------
Karen E. Umland      Vice President      Since 1997         Vice President of all the DFA Entities, DFA Australia
1966                                                        Limited, Dimensional Fund Advisors Ltd., and
                                                            Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------

  Name and Year of                    Term of Office/1/ and
       Birth             Position     Length of Service           Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (September 2008-January 2014).
----------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President      Since 2009         Vice President of all the DFA Entities. Portfolio
1970                                                         Manager for Dimensional Fund Advisors LP (since
                                                             2004).
----------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President      Since 1997         Vice President of all the DFA Entities.
1951
----------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President      Since 2007         Vice President of all the DFA Entities.
1976
----------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President      Since 2005         Vice President of all the DFA Entities.
1955
----------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1978                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (2005-2010).
----------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2013 to October 31, 2014, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.


                                           Net
                                       Investment    Short-Term     Long-Term   Return                               U.S.
                                         Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total      Government
DFA Investment Dimensions Group Inc.  Distributions Distributions Distributions Capital  Interest  Distributions Interest (1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
DFA One-Year Fixed Income
 Portfolio...........................       80%           8%           12%        --        --          100%          15%
DFA Two-Year Global Fixed Income
 Portfolio...........................       88%           8%            4%        --        --          100%           5%
DFA Selectively Hedged Global Fixed
 Income Portfolio....................       88%          11%            1%        --        --          100%           2%
DFA Short-Term Government
 Portfolio...........................       77%           3%           20%        --        --          100%         100%
DFA Five-Year Global Fixed Income
 Portfolio...........................       47%           7%           46%        --        --          100%           1%
DFA World ex U.S. Government
 Fixed Income Portfolio..............       99%           1%           --         --        --          100%          --
DFA Intermediate Government Fixed
 Income Portfolio....................      100%          --            --         --        --          100%         100%
DFA Short-Term Extended Quality
 Portfolio...........................       89%           1%           10%        --        --          100%           1%
DFA Intermediate-Term Extended
 Quality Portfolio...................       99%          --             1%        --        --          100%           3%
DFA Investment Grade Portfolio.......       99%          --             1%        --        --          100%          --
DFA Inflation-Protected Securities
 Portfolio...........................      100%          --            --         --        --          100%          90%
DFA Short-Duration Real Return
 Portfolio...........................      100%          --            --         --        --          100%           6%
DFA Short-Term Municipal Bond
 Portfolio...........................       --           --            --         --       100%         100%          --
DFA Intermediate-Term Municipal
 Bond Portfolio......................       --           --            --         --       100%         100%          --

                                                                       Qualifying
                                                                         Short-
                                       Foreign    Foreign   Qualifying    Term
                                         Tax       Source    Interest   Capital
DFA Investment Dimensions Group Inc.  Credit (2) Income (3) Income (4)  Gain (5)
------------------------------------  ---------- ---------- ---------- ----------
DFA One-Year Fixed Income
 Portfolio...........................     --         --        100%       100%
DFA Two-Year Global Fixed Income
 Portfolio...........................     --        100%       100%       100%
DFA Selectively Hedged Global Fixed
 Income Portfolio....................     --        100%       100%       100%
DFA Short-Term Government
 Portfolio...........................     --         --        100%       100%
DFA Five-Year Global Fixed Income
 Portfolio...........................     --        100%       100%       100%
DFA World ex U.S. Government
 Fixed Income Portfolio..............     --        100%       100%       100%
DFA Intermediate Government Fixed
 Income Portfolio....................     --         --        100%       100%
DFA Short-Term Extended Quality
 Portfolio...........................     --         --        100%       100%
DFA Intermediate-Term Extended
 Quality Portfolio...................     --         --        100%       100%
DFA Investment Grade Portfolio.......     --         --        100%       100%
DFA Inflation-Protected Securities
 Portfolio...........................     --         --        100%       100%
DFA Short-Duration Real Return
 Portfolio...........................     --         --        100%       100%
DFA Short-Term Municipal Bond
 Portfolio...........................     --         --        100%       100%
DFA Intermediate-Term Municipal
 Bond Portfolio......................     --         --        100%       100%


                                           Net
                                       Investment    Short-Term     Long-Term   Return                               U.S.
                                         Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total      Government
DFA Investment Dimensions Group Inc.  Distributions Distributions Distributions Capital  Interest  Distributions Interest (1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
DFA California Short-Term Municipal
 Bond Portfolio......................      --            --            --         --       100%         100%          --
DFA California Intermediate-Term
 Municipal Bond Portfolio............      --            --            --         --       100%         100%          --

                                                                       Qualifying
                                                                         Short-
                                       Foreign    Foreign   Qualifying    Term
                                         Tax       Source    Interest   Capital
DFA Investment Dimensions Group Inc.  Credit (2) Income (3) Income (4)  Gain (5)
------------------------------------  ---------- ---------- ---------- ----------
DFA California Short-Term Municipal
 Bond Portfolio......................     --         --        100%       100%
DFA California Intermediate-Term
 Municipal Bond Portfolio............     --         --        100%       100%

----------
(1)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(2)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(3)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(4)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(5)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103114-024A

[LOGO]


ANNUAL REPORT
---------------------------------------------------
year ended: October 31, 2014

DFA Investment Dimensions Group Inc.
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
International Sustainability Core 1 Portfolio
DFA International Value ex Tobacco Portfolio
International Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2014

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                    Page
                                                                    ----
        Letter to Shareholders
        Definitions of Abbreviations and Footnotes.................   1
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   5
           Disclosure of Fund Expenses.............................   9
           Disclosure of Portfolio Holdings........................  11
           Summary Schedules of Portfolio Holdings
               U.S. Social Core Equity 2 Portfolio.................  13
               U.S. Sustainability Core 1 Portfolio................  16
               International Sustainability Core 1 Portfolio.......  19
               DFA International Value ex Tobacco Portfolio........  23
               International Social Core Equity Portfolio..........  27
               Emerging Markets Social Core Equity Portfolio.......  31
           Statements of Assets and Liabilities....................  35
           Statements of Operations................................  37
           Statements of Changes in Net Assets.....................  39
           Financial Highlights....................................  41
           Notes to Financial Statements...........................  44
           Report of Independent Registered Public Accounting Firm.  54
        Fund Management............................................  55
        Voting Proxies on Fund Portfolio Securities................  66
        Notice to Shareholders.....................................  67

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
GDR     Global Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. SOCIAL CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 1, 2007-October 31, 2014

                                    [CHART]

                U.S. Social Core Equity       Russell 3000(R) Index
                    2 Portfolio
                -----------------------       ------------------
10/01/07                10,000                      10,000
10/31/07                 9,930                      10,042
11/30/07                 9,330                       9,590
12/31/07                 9,238                       9,532
 1/31/08                 8,777                       8,954
 2/29/08                 8,516                       8,676
 3/31/08                 8,498                       8,625
 4/30/08                 8,951                       9,056
 5/31/08                 9,202                       9,242
 6/30/08                 8,366                       8,479
 7/31/08                 8,315                       8,411
 8/31/08                 8,497                       8,542
 9/30/08                 7,718                       7,739
10/31/08                 6,207                       6,366
11/30/08                 5,578                       5,864
12/31/08                 5,714                       5,976
 1/31/09                 5,099                       5,474
 2/28/09                 4,505                       4,901
 3/31/09                 4,976                       5,330
 4/30/09                 5,706                       5,891
 5/31/09                 5,963                       6,205
 6/30/09                 5,932                       6,226
 7/31/09                 6,479                       6,711
 8/31/09                 6,737                       6,951
 9/30/09                 7,085                       7,242
10/31/09                 6,796                       7,056
11/30/09                 7,075                       7,457
12/31/09                 7,409                       7,669
 1/31/10                 7,118                       7,393
 2/28/10                 7,451                       7,643
 3/31/10                 8,003                       8,125
 4/30/10                 8,336                       8,301
 5/31/10                 7,659                       7,645
 6/30/10                 7,099                       7,205
 7/31/10                 7,631                       7,706
 8/31/10                 7,141                       7,343
 9/30/10                 7,913                       8,036
10/31/10                 8,206                       8,350
11/30/10                 8,384                       8,398
12/31/10                 9,075                       8,968
 1/31/11                 9,254                       9,164
 2/28/11                 9,706                       9,497
 3/31/11                 9,830                       9,540
 4/30/11                10,030                       9,824
 5/31/11                 9,840                       9,712
 6/30/11                 9,655                       9,537
 7/31/11                 9,337                       9,319
 8/31/11                 8,597                       8,760
 9/30/11                 7,735                       8,080
10/31/11                 8,827                       9,010
11/30/11                 8,796                       8,986
12/31/11                 8,835                       9,060
 1/31/12                 9,326                       9,517
 2/29/12                 9,742                       9,919
 3/31/12                 9,972                      10,225
 4/30/12                 9,865                      10,158
 5/31/12                 9,149                       9,530
 6/30/12                 9,470                       9,904
 7/31/12                 9,513                      10,002
 8/31/12                 9,824                      10,251
 9/30/12                10,106                      10,521
10/31/12                10,031                      10,339
11/30/12                10,117                      10,419
12/31/12                10,381                      10,547
 1/31/13                11,050                      11,126
 2/28/13                11,182                      11,273
 3/31/13                11,644                      11,715
 4/30/13                11,688                      11,907
 5/31/13                12,150                      12,187
 6/30/13                12,028                      12,029
 7/31/13                12,734                      12,689
 8/31/13                12,337                      12,334
 9/30/13                12,857                      12,793
10/31/13                13,389                      13,336
11/30/13                13,831                      13,723
12/31/13                14,231                      14,085
 1/31/14                13,620                      13,640
 2/28/14                14,242                      14,287
 3/31/14                14,444                      14,363
 4/30/14                14,376                      14,381
 5/31/14                14,626                      14,695
 6/30/14                15,123                      15,063
 7/31/14                14,691                      14,766             Past performance is not predictive of
 8/31/14                15,283                      15,385             future performance.
 9/30/14                14,731                      15,065             The returns shown do not reflect the
10/31/14                15,062                      15,479             deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
         Average Annual       One       Five         Since             redemption of fund shares.
         Total Return         Year      Years      Inception           Russell data copyright (C) Russell
         --------------------------------------------------------      Investment Group 1995-2014, all rights
                             12.50%     17.26%       5.95%             reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. SUSTAINABILITY CORE 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
March 12, 2008-October 31, 2014

                                    [CHART]

                U.S. Sustainability        Russell 3000(R) Index
                 Core 1 Portfolio
                -------------------        ------------------
 3/12/08               10,000                   10,000
 3/31/08               10,190                   10,127
 4/30/08               10,650                   10,633
 5/31/08               10,910                   10,851
 6/30/08               10,056                    9,955
 7/31/08               10,006                    9,876
 8/31/08               10,217                   10,029
 9/30/08                9,270                    9,086
10/31/08                7,438                    7,475
11/30/08                6,794                    6,885
12/31/08                6,955                    7,016
 1/31/09                6,315                    6,427
 2/28/09                5,615                    5,754
 3/31/09                6,162                    6,258
 4/30/09                6,948                    6,917
 5/31/09                7,305                    7,286
 6/30/09                7,326                    7,311
 7/31/09                7,951                    7,880
 8/31/09                8,259                    8,161
 9/30/09                8,680                    8,503
10/31/09                8,382                    8,284
11/30/09                8,783                    8,755
12/31/09                9,136                    9,005
 1/31/10                8,836                    8,680
 2/28/10                9,177                    8,974
 3/31/10                9,785                    9,540
 4/30/10               10,106                    9,746
 5/31/10                9,288                    8,976
 6/30/10                8,694                    8,460
 7/31/10                9,286                    9,047
 8/31/10                8,756                    8,621
 9/30/10                9,632                    9,435
10/31/10                9,987                    9,804
11/30/10               10,112                    9,861
12/31/10               10,843                   10,529
 1/31/11               11,063                   10,759
 2/28/11               11,503                   11,151
 3/31/11               11,620                   11,201
 4/30/11               11,914                   11,534
 5/31/11               11,746                   11,403
 6/30/11               11,543                   11,198
 7/31/11               11,237                   10,942
 8/31/11               10,457                   10,285
 9/30/11                9,522                    9,487
10/31/11               10,717                   10,579
11/30/11               10,707                   10,550
12/31/11               10,771                   10,637
 1/31/12               11,356                   11,174
 2/29/12               11,867                   11,647
 3/31/12               12,167                   12,006
 4/30/12               12,050                   11,927
 5/31/12               11,239                   11,190
 6/30/12               11,649                   11,628
 7/31/12               11,734                   11,743
 8/31/12               12,098                   12,036
 9/30/12               12,444                   12,352
10/31/12               12,282                   12,139
11/30/12               12,390                   12,233
12/31/12               12,608                   12,383
 1/31/13               13,380                   13,063
 2/28/13               13,543                   13,236
 3/31/13               14,107                   13,755
 4/30/13               14,249                   13,980
 5/31/13               14,728                   14,309
 6/30/13               14,561                   14,124
 7/31/13               15,436                   14,898
 8/31/13               14,998                   14,482
 9/30/13               15,614                   15,020
10/31/13               16,262                   15,658
11/30/13               16,778                   16,113
12/31/13               17,233                   16,538
 1/31/14               16,633                   16,016
 2/28/14               17,422                   16,775
 3/31/14               17,551                   16,864
 4/30/14               17,506                   16,885
 5/31/14               17,862                   17,253
 6/30/14               18,393                   17,686
 7/31/14               17,935                   17,337              Past performance is not predictive of
 8/31/14               18,706                   18,064              future performance.
 9/30/14               18,186                   17,688              The returns shown do not reflect the
10/31/14               18,646                   18,174              deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
        Average Annual       One       Five         Since           redemption of fund shares.
        Total Return         Year      Years      Inception         Russell data copyright (C) Russell
        -------------------------------------------------------     Investment Group 1995-2014, all rights
                            14.66%     17.34%       9.84%           reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
March 12, 2008-October 31, 2014

                                    [CHART]

             International Sustainability      MSCI World ex USA
                    Core 1 Portfolio            Index (net div.)
             ----------------------------      -----------------
 3/12/08                10,000                      10,000
 3/31/08                10,110                      10,013
 4/30/08                10,500                      10,570
 5/31/08                10,680                      10,730
 6/30/08                 9,760                       9,896
 7/31/08                 9,386                       9,544
 8/31/08                 9,062                       9,175
 9/30/08                 7,852                       7,850
10/31/08                 6,087                       6,217
11/30/08                 5,752                       5,880
12/31/08                 6,182                       6,190
 1/31/09                 5,477                       5,612
 2/28/09                 4,915                       5,044
 3/31/09                 5,314                       5,377
 4/30/09                 6,052                       6,070
 5/31/09                 6,912                       6,838
 6/30/09                 6,840                       6,767
 7/31/09                 7,482                       7,402
 8/31/09                 7,887                       7,757
 9/30/09                 8,257                       8,077
10/31/09                 8,008                       7,947
11/30/09                 8,226                       8,144
12/31/09                 8,342                       8,274
 1/31/10                 7,986                       7,886
 2/28/10                 7,986                       7,878
 3/31/10                 8,562                       8,385
 4/30/10                 8,478                       8,260
 5/31/10                 7,494                       7,349
 6/30/10                 7,373                       7,242
 7/31/10                 8,125                       7,912
 8/31/10                 7,807                       7,675
 9/30/10                 8,604                       8,411
10/31/10                 8,912                       8,711
11/30/10                 8,540                       8,342
12/31/10                 9,304                       9,014
 1/31/11                 9,518                       9,208
 2/28/11                 9,871                       9,550
 3/31/11                 9,691                       9,358
 4/30/11                10,216                       9,868
 5/31/11                 9,938                       9,575
 6/30/11                 9,762                       9,439
 7/31/11                 9,534                       9,283
 8/31/11                 8,687                       8,498
 9/30/11                 7,720                       7,645
10/31/11                 8,429                       8,389
11/30/11                 8,189                       8,001
12/31/11                 7,998                       7,914
 1/31/12                 8,526                       8,341
 2/29/12                 8,955                       8,799
 3/31/12                 8,962                       8,734
 4/30/12                 8,774                       8,586
 5/31/12                 7,771                       7,607
 6/30/12                 8,250                       8,106
 7/31/12                 8,227                       8,207
 8/31/12                 8,507                       8,441
 9/30/12                 8,776                       8,697
10/31/12                 8,866                       8,758
11/30/12                 9,057                       8,942
12/31/12                 9,445                       9,212
 1/31/13                 9,841                       9,665
 2/28/13                 9,728                       9,569
 3/31/13                 9,852                       9,645
 4/30/13                10,260                      10,084
 5/31/13                10,045                       9,858
 6/30/13                 9,766                       9,489
 7/31/13                10,317                       9,994
 8/31/13                10,191                       9,865
 9/30/13                10,959                      10,562
10/31/13                11,294                      10,917
11/30/13                11,363                      10,984
12/31/13                11,584                      11,149
 1/31/14                11,142                      10,699
 2/28/14                11,793                      11,283
 3/31/14                11,765                      11,232
 4/30/14                11,894                      11,410
 5/31/14                12,046                      11,586
 6/30/14                12,216                      11,751
 7/31/14                11,896                      11,541
 8/31/14                11,944                      11,550          Past performance is not predictive of
 9/30/14                11,400                      11,076          future performance.
10/31/14                11,245                      10,900          The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
        Average Annual       One       Five        Since            would pay on fund distributions or the
        Total Return         Year      Years     Inception          redemption of fund shares.
        -------------------------------------------------------     MSCI data copyright MSCI 2014, all
                            -0.43%     7.03%       1.78%            rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
June 30, 2008-October 31, 2014

                                    [CHART]

               DFA International Value       MSCI World ex USA
                Ex Tobacco Portfolio          Index (net div.)
               -----------------------       -----------------
 6/30/08               10,000                     10,000
 7/31/08                9,840                      9,644
 8/31/08                9,530                      9,271
 9/30/08                8,400                      7,933
10/31/08                6,353                      6,282
11/30/08                6,021                      5,942
12/31/08                6,471                      6,255
 1/31/09                5,553                      5,671
 2/28/09                4,856                      5,097
 3/31/09                5,342                      5,433
 4/30/09                6,313                      6,134
 5/31/09                7,204                      6,909
 6/30/09                7,153                      6,838
 7/31/09                7,975                      7,480
 8/31/09                8,417                      7,838
 9/30/09                8,858                      8,162
10/31/09                8,496                      8,031
11/30/09                8,713                      8,230
12/31/09                8,810                      8,361
 1/31/10                8,343                      7,969
 2/28/10                8,384                      7,961
 3/31/10                9,050                      8,473
 4/30/10                8,925                      8,347
 5/31/10                7,865                      7,426
 6/30/10                7,723                      7,318
 7/31/10                8,651                      7,995
 8/31/10                8,218                      7,756
 9/30/10                9,081                      8,500
10/31/10                9,388                      8,803
11/30/10                8,922                      8,430
12/31/10                9,758                      9,109
 1/31/11               10,184                      9,305
 2/28/11               10,503                      9,650
 3/31/11               10,198                      9,457
 4/30/11               10,710                      9,972
 5/31/11               10,294                      9,676
 6/30/11               10,132                      9,538
 7/31/11                9,817                      9,381
 8/31/11                8,766                      8,588
 9/30/11                7,871                      7,725
10/31/11                8,602                      8,477
11/30/11                8,351                      8,085
12/31/11                8,125                      7,997
 1/31/12                8,664                      8,429
 2/29/12                9,137                      8,892
 3/31/12                9,055                      8,826
 4/30/12                8,702                      8,676
 5/31/12                7,610                      7,687
 6/30/12                8,159                      8,191
 7/31/12                8,114                      8,293
 8/31/12                8,429                      8,529
 9/30/12                8,724                      8,788
10/31/12                8,826                      8,850
11/30/12                8,950                      9,036
12/31/12                9,418                      9,309
 1/31/13                9,861                      9,767
 2/28/13                9,565                      9,670
 3/31/13                9,605                      9,746
 4/30/13               10,072                     10,190
 5/31/13                9,913                      9,962
 6/30/13                9,564                      9,589
 7/31/13               10,201                     10,099
 8/31/13               10,143                      9,969
 9/30/13               10,904                     10,673
10/31/13               11,277                     11,032
11/30/13               11,312                     11,099
12/31/13               11,557                     11,266
 1/31/14               11,146                     10,812
 2/28/14               11,781                     11,402
 3/31/14               11,711                     11,350
 4/30/14               11,902                     11,530
 5/31/14               12,033                     11,708
 6/30/14               12,200                     11,874
 7/31/14               11,898                     11,662
 8/31/14               11,898                     11,672          Past performance is not predictive of
 9/30/14               11,365                     11,193          future performance.
10/31/14               11,158                     11,015          The returns shown do not reflect the
                                                                  deduction of taxes that a shareholder
        Average Annual       One       Five       Since           would pay on fund distributions or the
        Total Return         Year      Years    Inception         redemption of fund shares.
        -----------------------------------------------------     MSCI data copyright MSCI 2014, all
                            -1.05%     5.60%      1.74%           rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
November 1, 2012-October 31, 2014

                                    [CHART]

              International Social Core      MSCI World ex USA
                  Equity Portfolio          Index (net dividends)
              -------------------------     ---------------------
11/01/12              10,000                     10,000
11/30/12              10,070                     10,146
12/31/12              10,534                     10,452
 1/31/13              10,969                     10,966
 2/28/13              10,828                     10,857
 3/31/13              10,939                     10,943
 4/30/13              11,394                     11,442
 5/31/13              11,091                     11,185
 6/30/13              10,755                     10,766
 7/31/13              11,408                     11,339
 8/31/13              11,316                     11,193
 9/30/13              12,152                     11,984
10/31/13              12,581                     12,386
11/30/13              12,622                     12,462
12/31/13              12,889                     12,650
 1/31/14              12,455                     12,139
 2/28/14              13,188                     12,802
 3/31/14              13,158                     12,744
 4/30/14              13,303                     12,945
 5/31/14              13,438                     13,145
 6/30/14              13,658                     13,332
 7/31/14              13,290                     13,094
 8/31/14              13,321                     13,105              Past performance is not predictive of
 9/30/14              12,605                     12,567              future performance.
10/31/14              12,405                     12,367              The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
         Average Annual        One          Since                    would pay on fund distributions or the
         Total Return          Year       Inception                  redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2014, all
                              -1.40%       11.39%                    rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
August 31, 2006-October 31, 2014

                                    [CHART]

           Emerging Markets Social       MSCI Emerging Markets
            Core Equity Portfolio          Index (net div.)
           -----------------------       ---------------------
 8/31/06            10,000                      10,000
 9/30/06            10,020                      10,083
10/31/06            10,690                      10,562
11/30/06            11,460                      11,347
12/31/06            11,920                      11,858
 1/31/07            12,110                      11,730
 2/28/07            12,010                      11,661
 3/31/07            12,552                      12,125
 4/30/07            13,394                      12,686
 5/31/07            14,406                      13,315
 6/30/07            14,722                      13,939
 7/31/07            15,247                      14,674
 8/31/07            14,833                      14,363
 9/30/07            16,140                      15,949
10/31/07            17,825                      17,727
11/30/07            16,516                      16,471
12/31/07            16,464                      16,528
 1/31/08            14,854                      14,466
 2/29/08            15,391                      15,534
 3/31/08            14,872                      14,712
 4/30/08            15,837                      15,905
 5/31/08            15,958                      16,201
 6/30/08            14,185                      14,585
 7/31/08            13,942                      14,035
 8/31/08            12,991                      12,914
 9/30/08            10,870                      10,654
10/31/08             7,734                       7,738
11/30/08             7,176                       7,155
12/31/08             7,903                       7,714
 1/31/09             7,206                       7,215
 2/28/09             6,678                       6,808
 3/31/09             7,716                       7,787
 4/30/09             9,147                       9,083
 5/31/09            10,949                      10,635
 6/30/09            10,849                      10,491
 7/31/09            12,177                      11,671
 8/31/09            12,279                      11,629
 9/30/09            13,355                      12,685
10/31/09            13,116                      12,701
11/30/09            13,937                      13,246
12/31/09            14,530                      13,769
 1/31/10            13,729                      13,001
 2/28/10            13,866                      13,047
 3/31/10            15,119                      14,100
 4/30/10            15,268                      14,271
 5/31/10            13,734                      13,016
 6/30/10            13,820                      12,920
 7/31/10            15,099                      13,996
 8/31/10            14,880                      13,724
 9/30/10            16,648                      15,250
10/31/10            17,134                      15,692
11/30/10            16,694                      15,278
12/31/10            17,932                      16,368
 1/31/11            17,397                      15,924
 2/28/11            17,118                      15,776
 3/31/11            18,078                      16,703
 4/30/11            18,746                      17,221
 5/31/11            18,199                      16,770
 6/30/11            17,928                      16,512
 7/31/11            17,867                      16,438
 8/31/11            16,271                      14,969
 9/30/11            13,485                      12,787
10/31/11            15,199                      14,481
11/30/11            14,545                      13,516
12/31/11            14,118                      13,353
 1/31/12            15,768                      14,867
 2/29/12            16,823                      15,758
 3/31/12            16,289                      15,232
 4/30/12            15,880                      15,050
 5/31/12            14,205                      13,362
 6/30/12            14,847                      13,878
 7/31/12            14,834                      14,148
 8/31/12            14,971                      14,101
 9/30/12            15,842                      14,952
10/31/12            15,717                      14,861
11/30/12            15,942                      15,050
12/31/12            16,993                      15,786
 1/31/13            17,135                      16,004
 2/28/13            17,018                      15,803
 3/31/13            16,806                      15,530
 4/30/13            16,961                      15,647
 5/31/13            16,470                      15,246
 6/30/13            15,244                      14,275
 7/31/13            15,466                      14,425
 8/31/13            15,101                      14,177
 9/30/13            16,199                      15,099
10/31/13            16,933                      15,832
11/30/13            16,631                      15,601
12/31/13            16,457                      15,375
 1/31/14            15,376                      14,377
 2/28/14            15,930                      14,853
 3/31/14            16,497                      15,309
 4/30/14            16,615                      15,360
 5/31/14            17,156                      15,896
 6/30/14            17,595                      16,319
 7/31/14            17,754                      16,634
 8/31/14            18,257                      17,009            Past performance is not predictive of
 9/30/14            17,018                      15,748            future performance.
10/31/14            17,098                      15,934            The returns shown do not reflect the
                                                                  deduction of taxes that a shareholder
        Average Annual      One       Five        Since           would pay on fund distributions or the
        Total Return        Year      Years     Inception         redemption of fund shares.
        -----------------------------------------------------     MSCI data copyright MSCI 2014, all
                            0.98%     5.45%       6.79%           rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index/SM/......... 20.69%

   Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

Domestic Equity Portfolios' Performance Overview

U.S. Social Core Equity 2 Portfolio

   The U.S. Social Core Equity 2 Portfolio invests in a broadly diversified group of U.S. equity securities with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The Portfolio excludes from purchase companies and industries that do not pass the social issue screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 12.50% for the Portfolio and 16.07% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small cap stocks and less weight in large cap stocks, which detracted from the Portfolio's relative performance as small cap stocks strongly underperformed large cap stocks during the period. The Portfolio's exclusion of REITs also detracted from the Portfolio's relative performance as REITs outperformed most other sectors during the period.

U.S. Sustainability Core 1 Portfolio

   The U.S. Sustainability Core Equity 1 Portfolio invests in a broadly diversified group of U.S. equity securities, with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The Portfolio further adjusts the weights of all eligible companies based on environmental impact ratings calculated by a third-party provider. Accordingly, the Portfolio seeks to exclude or decrease the weights of securities of companies that are deemed to have a relative negative impact on the environment and to increase the weights of securities of companies that are deemed to have a relative positive impact on the environment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,340 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 14.66% for the Portfolio and 16.07% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small cap stocks and less weight in large cap stocks, which contributed to the Portfolio's relative underperformance as small cap stocks strongly underperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts (REITs) also contributed to the Portfolio's relative underperformance as REITs outperformed most other sectors during the period.

 International Equity Market Review          12 Months Ended October 31, 2014

   Performance of non-U.S. developed markets was generally negative for the period. Only large cap growth stocks had positive returns. As measured by the MSCI world ex USA indices, large cap stocks outperformed small cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------
                                              Return in U.S. Dollars
                                              ----------------------

           MSCI World ex USA Index...........         -0.15%
           MSCI World ex USA Small Cap Index.         -2.14%
           MSCI World ex USA Value Index.....         -0.62%
           MSCI World ex USA Growth Index....          0.31%

   During the period, the U.S. dollar (USD) appreciated against developed markets currencies, detracting from USD-denominated returns of non-U.S. securities in developed markets.

                           12 Months Ended October 31, 2014
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------

                  United Kingdom....................     0.55%             0.12%
                  Japan.............................    13.47%            -0.70%
                  Canada............................    12.71%             4.26%
                  France............................     1.34%            -6.61%
                  Switzerland.......................     9.61%             3.13%
                  Germany...........................     2.52%            -5.52%
                  Australia.........................     6.74%            -0.92%
                  Spain.............................    10.44%             1.78%
                  Hong Kong.........................    10.24%            10.21%
                  Sweden............................    13.18%            -1.03%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

   Emerging markets generally had stronger performance over the period than developed markets with positive returns in each market segment except large cap value. As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------
                                                Return in U.S. Dollars
                                                ----------------------

         MSCI Emerging Markets Index...........          0.64%
         MSCI Emerging Markets Small Cap Index.          3.18%
         MSCI Emerging Markets Value Index.....         -0.63%
         MSCI Emerging Markets Growth Index....          1.89%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, particularly those in Eastern Europe, decreasing USD denominated returns in emerging markets.

                      12 Months Ended October 31, 2014
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------

              China........................     6.44%             6.41%
              Korea........................    -6.24%            -6.94%
              Taiwan.......................    13.99%            10.11%
              Brazil.......................    -0.30%            -9.65%
              South Africa.................    17.13%             6.09%
              India........................    29.27%            29.39%
              Mexico.......................    10.96%             6.98%
              Russia.......................    -4.56%           -24.40%
              Malaysia.....................     3.85%            -0.37%
              Indonesia....................    17.88%             9.95%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

International Equity Portfolios' Performance Overview

International Sustainability Core 1 Portfolio

   The International Sustainability Core 1 Portfolio invests in a broad universe of international stocks, with increased exposure to smaller company stocks and stocks with value characteristics as measured by book-to-market ratio. The Portfolio further adjusts the weights of companies based on environmental impact ratings calculated by a third-party provider. Accordingly, the Portfolio seeks to exclude or decrease the weights of securities of companies that are deemed to have a relative negative impact on the environment and to increase the weights of securities of companies that are deemed to have a relative positive impact on the environment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,900 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -0.43% for the Portfolio and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally underperformed international large cap and mid-cap stocks during the period, and the Portfolio's exposure to small cap stocks detracted from the Portfolio's performance relative to the Index. The Portfolio's greater exposure than the Index to value stocks also detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. In particular, the Portfolio's emphasis on value stocks resulted in a lower allocation to healthcare stocks, which was the best performing sector and detracted from the Portfolio's relative performance.

DFA International Value ex Tobacco Portfolio

   The International Value ex Tobacco Portfolio is designed to capture the returns of international large company value stocks while excluding tobacco companies. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 410 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -1.05% for the Portfolio and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio had significantly greater exposure than the Index to value stocks. Value stocks, particularly those in Canada, generally underperformed the Index, which detracted from the Portfolio's relative performance.

International Social Core Equity Portfolio

   The International Social Core Equity Portfolio invests in a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The Portfolio excludes from purchase companies and industries that do not pass the social issue screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 3,200 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -1.40% for the Portfolio and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally underperformed international large cap and mid-cap stocks during the period, and the Portfolio's exposure to small cap stocks detracted from the Portfolio's performance relative to the Index. The Portfolio's greater exposure than the Index to value stocks also detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. In particular, the Portfolio's emphasis on value stocks and the application of the Portfolio's social screens resulted in a lower allocation to healthcare stocks, which was the best performing sector and detracted from the Portfolio's relative performance.

Emerging Markets Social Core Equity Portfolio

   The Emerging Markets Social Core Equity Portfolio invests in a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market. The Portfolio excludes from purchase companies that do not pass the social screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 3,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 0.98% for the Portfolio and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks during the period. The Portfolio's greater exposure to small cap stocks, particularly those in India, contributed to the Portfolio's relative outperformance. The Portfolio's smaller allocation than the Index to Russia, among the lowest performing emerging markets during the period, also contributed to the Portfolio's relative outperformance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended October 31, 2014
 EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/14  10/31/14    Ratio*   Period*
                                       --------- --------- ---------- --------
 U.S. Social Core Equity 2 Portfolio
 -----------------------------------
 Actual Fund Return................... $1,000.00 $1,047.70    0.28%    $1.45
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.79    0.28%    $1.43

 U.S. Sustainability Core 1 Portfolio
 ------------------------------------
 Actual Fund Return................... $1,000.00 $1,065.10    0.32%    $1.67
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.59    0.32%    $1.63

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/14  10/31/14    Ratio*   Period*
                                               --------- --------- ---------- --------
International Sustainability Core 1 Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  945.50    0.50%    $2.45
Hypothetical 5% Annual Return................. $1,000.00 $1,022.68    0.50%    $2.55

DFA International Value ex Tobacco Portfolio
--------------------------------------------
Actual Fund Return............................ $1,000.00 $  937.50    0.55%    $2.69
Hypothetical 5% Annual Return................. $1,000.00 $1,022.43    0.55%    $2.80

International Social Core Equity Portfolio
------------------------------------------
Actual Fund Return............................ $1,000.00 $  932.40    0.48%    $2.34
Hypothetical 5% Annual Return................. $1,000.00 $1,022.79    0.48%    $2.45

Emerging Markets Social Core Equity Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,029.00    0.64%    $3.27
Hypothetical 5% Annual Return................. $1,000.00 $1,021.98    0.64%    $3.26

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                      U.S. Social Core Equity 2 Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   5.5%
              Energy.......................................  13.2%
              Financials...................................  18.1%
              Health Care..................................   2.6%
              Industrials..................................  14.5%
              Information Technology.......................  18.7%
              Materials....................................   5.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.0%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                     U.S. Sustainability Core 1 Portfolio
              Consumer Discretionary.......................  14.6%
              Consumer Staples.............................   7.3%
              Energy.......................................   9.3%
              Financials...................................  14.5%
              Health Care..................................  12.1%
              Industrials..................................  12.7%
              Information Technology.......................  18.4%
              Materials....................................   4.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.1%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                 International Sustainability Core 1 Portfolio
              Consumer Discretionary.......................  13.1%
              Consumer Staples.............................   8.3%
              Energy.......................................   8.5%
              Financials...................................  23.9%
              Health Care..................................   7.5%
              Industrials..................................  14.8%
              Information Technology.......................   5.5%
              Materials....................................  10.5%
              Other........................................    --
              Telecommunication Services...................   4.0%
              Utilities....................................   3.9%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                 DFA International Value ex Tobacco Portfolio
              Consumer Discretionary.......................  11.4%
              Consumer Staples.............................   4.2%
              Energy.......................................  14.2%
              Financials...................................  34.9%
              Health Care..................................   3.3%
              Industrials..................................   8.9%
              Information Technology.......................   3.2%
              Materials....................................  11.4%
              Other........................................    --
              Telecommunication Services...................   5.3%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                  International Social Core Equity Portfolio
              Consumer Discretionary.......................  13.0%
              Consumer Staples.............................   5.9%
              Energy.......................................  10.0%
              Financials...................................  25.0%
              Health Care..................................   2.8%
              Industrials..................................  16.5%
              Information Technology.......................   5.6%
              Materials....................................  12.3%
              Other........................................    --
              Telecommunication Services...................   4.7%
              Utilities....................................   4.2%
                                                            -----
                                                            100.0%

                 Emerging Markets Social Core Equity Portfolio
              Consumer Discretionary.......................  10.6%
              Consumer Staples.............................   7.4%
              Energy.......................................   6.4%
              Financials...................................  26.2%
              Health Care..................................   0.4%
              Industrials..................................   9.8%
              Information Technology.......................  18.4%
              Materials....................................  10.8%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   5.4%
              Utilities....................................   4.6%
                                                            -----
                                                            100.0%

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                Percentage
                                          Shares    Value+    of Net Assets**
                                          ------    ------    ---------------
   COMMON STOCKS -- (88.4%)
   Consumer Discretionary -- (14.2%)
       Comcast Corp. Class A.............  77,893 $ 4,311,378            0.9%
       Ford Motor Co..................... 132,402   1,865,544            0.4%
       General Motors Co.................  41,004   1,287,526            0.3%
       Home Depot, Inc. (The)............  13,137   1,281,120            0.3%
       McDonald's Corp...................  12,152   1,139,007            0.2%
       Target Corp.......................  18,179   1,123,826            0.2%
       Time Warner, Inc..................  22,794   1,811,439            0.4%
       Walt Disney Co. (The).............  24,765   2,263,026            0.5%
       Other Securities..................          66,683,781           12.8%
                                                  -----------          ------
   Total Consumer Discretionary..........          81,766,647           16.0%
                                                  -----------          ------
   Consumer Staples -- (4.9%)
       Coca-Cola Co. (The)...............  42,364   1,774,204            0.4%
       CVS Health Corp...................  31,331   2,688,513            0.5%
       PepsiCo, Inc......................  19,470   1,872,430            0.4%
       Procter & Gamble Co. (The)........  31,843   2,778,939            0.6%
       Walgreen Co.......................  18,804   1,207,593            0.2%
       Other Securities..................          17,695,272            3.4%
                                                  -----------          ------
   Total Consumer Staples................          28,016,951            5.5%
                                                  -----------          ------
   Energy -- (11.6%)
       Anadarko Petroleum Corp...........  19,543   1,793,657            0.4%
       Chevron Corp......................  52,178   6,258,751            1.2%
       ConocoPhillips....................  49,508   3,572,002            0.7%
       EOG Resources, Inc................  25,313   2,406,001            0.5%
       Exxon Mobil Corp.................. 147,900  14,303,409            2.8%
       Kinder Morgan, Inc................  30,978   1,198,849            0.2%
       Occidental Petroleum Corp.........  30,106   2,677,327            0.5%
       Other Securities..................          34,936,403            6.9%
                                                  -----------          ------
   Total Energy..........................          67,146,399           13.2%
                                                  -----------          ------
   Financials -- (16.0%)
       Bank of America Corp.............. 195,137   3,348,551            0.7%
   *   Berkshire Hathaway, Inc. Class B..  14,710   2,061,754            0.4%
       Citigroup, Inc....................  55,197   2,954,695            0.6%
       Goldman Sachs Group, Inc. (The)...   7,864   1,494,081            0.3%
       JPMorgan Chase & Co...............  71,967   4,352,564            0.9%
       U.S. Bancorp......................  43,752   1,863,835            0.4%
       Wells Fargo & Co.................. 120,281   6,385,718            1.3%
       Other Securities..................          69,797,871           13.5%
                                                  -----------          ------
   Total Financials......................          92,259,069           18.1%
                                                  -----------          ------
   Health Care -- (2.3%)
       Other Securities..................          13,515,274            2.6%
                                                  -----------          ------
   Industrials -- (12.8%)
       3M Co.............................   7,605   1,169,421            0.2%
       CSX Corp..........................  37,963   1,352,622            0.3%
       FedEx Corp........................   8,578   1,435,957            0.3%
       Southwest Airlines Co.............  38,606   1,331,135            0.3%
       Union Pacific Corp................  30,954   3,604,593            0.7%
   *   United Continental Holdings, Inc..  24,322   1,284,445            0.3%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      United Technologies Corp...........................    12,279 $  1,313,853            0.3%
      Other Securities...................................             62,404,852           12.1%
                                                                    ------------          ------
Total Industrials........................................             73,896,878           14.5%
                                                                    ------------          ------
Information Technology -- (16.5%)
      Apple, Inc.........................................   113,939   12,305,412            2.4%
      Cisco Systems, Inc.................................   115,349    2,822,590            0.6%
      EMC Corp...........................................    44,025    1,264,838            0.3%
*     Google, Inc. Class A...............................     2,213    1,256,696            0.3%
*     Google, Inc. Class C...............................     2,013    1,125,428            0.2%
      Hewlett-Packard Co.................................    86,129    3,090,309            0.6%
      Intel Corp.........................................   174,364    5,930,120            1.2%
      International Business Machines Corp...............     8,942    1,470,065            0.3%
*     Micron Technology, Inc.............................    46,607    1,542,226            0.3%
      Microsoft Corp.....................................    85,668    4,022,113            0.8%
      Oracle Corp........................................    59,277    2,314,767            0.5%
      QUALCOMM, Inc......................................    20,304    1,594,067            0.3%
      Other Securities...................................             56,697,781           10.9%
                                                                    ------------          ------
Total Information Technology.............................             95,436,412           18.7%
                                                                    ------------          ------
Materials -- (5.2%)
      Dow Chemical Co. (The).............................    33,252    1,642,649            0.3%
      Freeport-McMoRan, Inc..............................    41,691    1,188,193            0.2%
      Other Securities...................................             27,016,845            5.4%
                                                                    ------------          ------
Total Materials..........................................             29,847,687            5.9%
                                                                    ------------          ------
Other -- (0.0%)
      Other Securities...................................                     --            0.0%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 14,797            0.0%
                                                                    ------------          ------
Telecommunication Services -- (2.7%)
      AT&T, Inc..........................................   207,036    7,213,134            1.4%
      Verizon Communications, Inc........................    77,071    3,872,818            0.8%
      Other Securities...................................              4,243,375            0.8%
                                                                    ------------          ------
Total Telecommunication Services.........................             15,329,327            3.0%
                                                                    ------------          ------
Utilities -- (2.2%)
      Other Securities...................................             12,955,305            2.5%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            510,184,746          100.0%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                  3,184            0.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.077%. 1,346,847    1,346,847            0.3%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (11.4%)
(S)@  DFA Short Term Investment Fund..................... 5,658,399   65,467,672           12.8%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $427,613,332)..................................             $577,002,449          113.1%
                                                                    ============          ======

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $ 81,766,647          --   --    $ 81,766,647
   Consumer Staples..............   28,016,951          --   --      28,016,951
   Energy........................   67,146,399          --   --      67,146,399
   Financials....................   92,259,069          --   --      92,259,069
   Health Care...................   13,515,274          --   --      13,515,274
   Industrials...................   73,896,878          --   --      73,896,878
   Information Technology........   95,436,412          --   --      95,436,412
   Materials.....................   29,847,687          --   --      29,847,687
   Other.........................           --          --   --              --
   Real Estate Investment Trusts.       14,797          --   --          14,797
   Telecommunication Services....   15,329,327          --   --      15,329,327
   Utilities.....................   12,955,305          --   --      12,955,305
 Rights/Warrants.................           -- $     3,184   --           3,184
 Temporary Cash Investments......    1,346,847          --   --       1,346,847
 Securities Lending Collateral...           --  65,467,672   --      65,467,672
                                  ------------ -----------   --    ------------
 TOTAL........................... $511,531,593 $65,470,856   --    $577,002,449
                                  ============ ===========   ==    ============


                See accompanying Notes to Financial Statements.

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                Percentage
                                          Shares    Value+    of Net Assets**
                                          ------    ------    ---------------
   COMMON STOCKS -- (89.5%)
   Consumer Discretionary -- (13.1%)
   *   Amazon.com, Inc...................   4,837 $ 1,477,510            0.4%
       Comcast Corp. Class A.............  53,277   2,948,882            0.7%
       Ford Motor Co.....................  97,323   1,371,281            0.3%
       Home Depot, Inc. (The)............  25,280   2,465,306            0.6%
       NIKE, Inc. Class B................  16,931   1,574,075            0.4%
       Time Warner, Inc..................  22,360   1,776,949            0.4%
       Walt Disney Co. (The).............  30,414   2,779,231            0.7%
       Other Securities..................          47,503,307           11.0%
                                                  -----------          ------
   Total Consumer Discretionary..........          61,896,541           14.5%
                                                  -----------          ------
   Consumer Staples -- (6.5%)
       Altria Group, Inc.................  64,455   3,115,755            0.7%
       Coca-Cola Co. (The)...............  34,630   1,450,304            0.3%
       CVS Health Corp...................  27,329   2,345,101            0.6%
       PepsiCo, Inc......................  22,195   2,134,493            0.5%
       Philip Morris International, Inc..  21,007   1,869,833            0.4%
       Procter & Gamble Co. (The)........  30,971   2,702,839            0.6%
       Other Securities..................          17,381,477            4.2%
                                                  -----------          ------
   Total Consumer Staples................          30,999,802            7.3%
                                                  -----------          ------
   Energy -- (8.4%)
       Chevron Corp......................  31,201   3,742,560            0.9%
       ConocoPhillips....................  23,581   1,701,369            0.4%
       EOG Resources, Inc................  16,200   1,539,810            0.4%
       Exxon Mobil Corp..................  67,489   6,526,861            1.5%
       Schlumberger, Ltd.................  24,219   2,389,447            0.6%
       Other Securities..................          23,733,824            5.5%
                                                  -----------          ------
   Total Energy..........................          39,633,871            9.3%
                                                  -----------          ------
   Financials -- (12.9%)
       American Express Co...............  15,464   1,390,987            0.3%
       Bank of America Corp.............. 166,371   2,854,926            0.7%
   *   Berkshire Hathaway, Inc. Class B..  27,157   3,806,325            0.9%
       Citigroup, Inc....................  37,413   2,002,718            0.5%
       Goldman Sachs Group, Inc. (The)...   7,931   1,506,811            0.4%
       JPMorgan Chase & Co...............  53,624   3,243,180            0.8%
       Wells Fargo & Co..................  55,621   2,952,919            0.7%
       Other Securities..................          43,644,858           10.1%
                                                  -----------          ------
   Total Financials......................          61,402,724           14.4%
                                                  -----------          ------
   Health Care -- (10.8%)
       AbbVie, Inc.......................  21,341   1,354,300            0.3%
   *   Biogen Idec, Inc..................   5,573   1,789,379            0.4%
   *   Celgene Corp......................  16,184   1,733,145            0.4%
   *   Gilead Sciences, Inc..............  29,928   3,351,936            0.8%
       Johnson & Johnson.................  40,355   4,349,462            1.0%
       Merck & Co., Inc..................  27,538   1,595,552            0.4%
       UnitedHealth Group, Inc...........  21,670   2,058,867            0.5%
       Other Securities..................          35,122,955            8.2%
                                                  -----------          ------
   Total Health Care.....................          51,355,596           12.0%
                                                  -----------          ------

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (11.4%)
      Boeing Co. (The)...................................    13,884 $  1,734,250            0.4%
      General Electric Co................................   112,082    2,892,836            0.7%
      Lockheed Martin Corp...............................     7,523    1,433,658            0.3%
      United Technologies Corp...........................    14,503    1,551,821            0.4%
      Other Securities...................................             46,283,317           10.8%
                                                                    ------------          ------
Total Industrials........................................             53,895,882           12.6%
                                                                    ------------          ------
Information Technology -- (16.4%)
      Apple, Inc.........................................    66,080    7,136,640            1.7%
      Cisco Systems, Inc.................................   101,037    2,472,375            0.6%
*     Facebook, Inc. Class A.............................    18,900    1,417,311            0.3%
*     Google, Inc. Class A...............................     2,813    1,597,418            0.4%
*     Google, Inc. Class C...............................     2,813    1,572,692            0.4%
      Hewlett-Packard Co.................................    57,086    2,048,246            0.5%
      Intel Corp.........................................    86,163    2,930,404            0.7%
      International Business Machines Corp...............    16,139    2,653,252            0.6%
      MasterCard, Inc. Class A...........................    19,636    1,644,515            0.4%
      Microsoft Corp.....................................   134,092    6,295,619            1.5%
      Oracle Corp........................................    61,587    2,404,972            0.6%
      QUALCOMM, Inc......................................    23,683    1,859,352            0.4%
      Other Securities...................................             43,960,225           10.2%
                                                                    ------------          ------
Total Information Technology.............................             77,993,021           18.3%
                                                                    ------------          ------
Materials -- (4.4%)
      Other Securities...................................             20,684,406            4.8%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 11,461            0.0%
                                                                    ------------          ------
Telecommunication Services -- (2.8%)
      AT&T, Inc..........................................   169,537    5,906,669            1.4%
      Verizon Communications, Inc........................    78,613    3,950,303            0.9%
      Other Securities...................................              3,314,819            0.8%
                                                                    ------------          ------
Total Telecommunication Services.........................             13,171,791            3.1%
                                                                    ------------          ------
Utilities -- (2.8%)
      Other Securities...................................             13,165,332            3.1%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            424,210,427           99.4%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                  4,963            0.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.077%. 2,860,856    2,860,856            0.7%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund..................... 4,041,010   46,754,484           11.0%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $337,264,580)..................................             $473,830,730          111.1%
                                                                    ============          ======

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $ 61,896,541          --   --    $ 61,896,541
   Consumer Staples..............   30,999,802          --   --      30,999,802
   Energy........................   39,633,871          --   --      39,633,871
   Financials....................   61,402,446 $       278   --      61,402,724
   Health Care...................   51,353,886       1,710   --      51,355,596
   Industrials...................   53,895,882          --   --      53,895,882
   Information Technology........   77,993,021          --   --      77,993,021
   Materials.....................   20,684,406          --   --      20,684,406
   Real Estate Investment Trusts.       11,461          --   --          11,461
   Telecommunication Services....   13,171,791          --   --      13,171,791
   Utilities.....................   13,165,332          --   --      13,165,332
 Rights/Warrants.................           --       4,963   --           4,963
 Temporary Cash Investments......    2,860,856          --   --       2,860,856
 Securities Lending Collateral...           --  46,754,484   --      46,754,484
                                  ------------ -----------   --    ------------
 TOTAL........................... $427,069,295 $46,761,435   --    $473,830,730
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2014

                                                                        Percentage
                                                   Shares   Value++   of Net Assets**
                                                   ------   -------   ---------------
COMMON STOCKS -- (92.7%)
AUSTRALIA -- (5.9%)
#   Australia & New Zealand Banking Group, Ltd.... 40,877 $ 1,209,574            0.4%
    National Australia Bank, Ltd.................. 46,915   1,451,351            0.5%
#   Wesfarmers, Ltd............................... 23,004     895,262            0.3%
    Woodside Petroleum, Ltd....................... 27,355     971,659            0.3%
    Other Securities..............................         16,036,502            4.8%
                                                          -----------            ----
TOTAL AUSTRALIA...................................         20,564,348            6.3%
                                                          -----------            ----

AUSTRIA -- (0.4%)
    Other Securities..............................          1,362,018            0.4%
                                                          -----------            ----

BELGIUM -- (1.3%)
    Anheuser-Busch InBev NV.......................  9,765   1,082,884            0.3%
    Other Securities..............................          3,662,125            1.1%
                                                          -----------            ----
TOTAL BELGIUM.....................................          4,745,009            1.4%
                                                          -----------            ----

CANADA -- (8.9%)
    Royal Bank of Canada.......................... 12,404     880,568            0.3%
#   Toronto-Dominion Bank (The)................... 18,040     887,874            0.3%
    Other Securities..............................         29,260,361            8.9%
                                                          -----------            ----
TOTAL CANADA......................................         31,028,803            9.5%
                                                          -----------            ----

CHINA -- (0.0%)
    Other Securities..............................                903            0.0%
                                                          -----------            ----

DENMARK -- (1.5%)
    Other Securities..............................          5,250,205            1.6%
                                                          -----------            ----

FINLAND -- (1.4%)
    Other Securities..............................          4,825,357            1.5%
                                                          -----------            ----

FRANCE -- (8.1%)
    BNP Paribas SA................................ 19,968   1,254,830            0.4%
    GDF Suez...................................... 37,769     917,028            0.3%
    Renault SA.................................... 11,532     857,822            0.3%
    Sanofi........................................ 12,090   1,097,047            0.3%
    Schneider Electric SE......................... 13,316   1,049,116            0.3%
    Total SA...................................... 28,026   1,673,243            0.5%
    Other Securities..............................         21,485,866            6.5%
                                                          -----------            ----
TOTAL FRANCE......................................         28,334,952            8.6%
                                                          -----------            ----

GERMANY -- (6.4%)
    Allianz SE....................................  6,463   1,027,760            0.3%
    BASF SE....................................... 16,282   1,438,680            0.5%
    Bayer AG......................................  9,539   1,364,285            0.4%
    Daimler AG.................................... 15,434   1,203,373            0.4%
    Muenchener Rueckversicherungs-Gesellschaft AG.  4,264     839,530            0.3%
    Other Securities..............................         16,420,283            4.9%
                                                          -----------            ----
TOTAL GERMANY.....................................         22,293,911            6.8%
                                                          -----------            ----

GREECE -- (0.0%)
    Other Securities..............................                 --            0.0%
                                                          -----------            ----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 HONG KONG -- (2.2%)
     AIA Group, Ltd........................ 178,400 $   995,548            0.3%
     Other Securities......................           6,848,616            2.1%
                                                    -----------           -----
 TOTAL HONG KONG...........................           7,844,164            2.4%
                                                    -----------           -----

 IRELAND -- (0.4%)
     Other Securities......................           1,377,341            0.4%
                                                    -----------           -----

 ISRAEL -- (0.5%)
     Other Securities......................           1,726,091            0.5%
                                                    -----------           -----

 ITALY -- (2.3%)
     Eni SpA...............................  42,371     902,710            0.3%
     UniCredit SpA......................... 118,476     858,089            0.3%
     Other Securities......................           6,305,539            1.9%
                                                    -----------           -----
 TOTAL ITALY...............................           8,066,338            2.5%
                                                    -----------           -----

 JAPAN -- (19.0%)
     Mitsubishi UFJ Financial Group, Inc... 184,100   1,073,158            0.3%
     Softbank Corp.........................  11,584     843,338            0.3%
     Sumitomo Mitsui Financial Group, Inc..  20,800     848,284            0.3%
     Toyota Motor Corp.....................  22,255   1,339,243            0.4%
     Toyota Motor Corp. Sponsored ADR......  11,495   1,394,918            0.4%
     Other Securities......................          60,970,505           18.6%
                                                    -----------           -----
 TOTAL JAPAN...............................          66,469,446           20.3%
                                                    -----------           -----

 NETHERLANDS -- (2.5%)
 #*  ING Groep NV Sponsored ADR............  56,475     808,722            0.3%
     Other Securities......................           8,014,543            2.4%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           8,823,265            2.7%
                                                    -----------           -----

 NEW ZEALAND -- (0.2%)
     Other Securities......................             797,318            0.2%
                                                    -----------           -----

 NORWAY -- (0.9%)
     Other Securities......................           3,162,180            1.0%
                                                    -----------           -----

 PORTUGAL -- (0.3%)
     Other Securities......................           1,113,934            0.3%
                                                    -----------           -----

 SINGAPORE -- (1.3%)
     Other Securities......................           4,424,343            1.3%
                                                    -----------           -----

 SPAIN -- (2.8%)
     Banco Santander SA.................... 144,846   1,279,790            0.4%
     Telefonica SA.........................  59,159     890,206            0.3%
     Other Securities......................           7,529,110            2.3%
                                                    -----------           -----
 TOTAL SPAIN...............................           9,699,106            3.0%
                                                    -----------           -----

 SWEDEN -- (3.2%)
     Other Securities......................          11,178,990            3.4%
                                                    -----------           -----

 SWITZERLAND -- (6.5%)
     Nestle SA.............................  33,974   2,491,453            0.8%
     Novartis AG...........................  10,302     956,055            0.3%
     Novartis AG ADR.......................  20,867   1,934,162            0.6%
     Roche Holding AG......................   9,854   2,907,929            0.9%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                          Percentage
                                                   Shares    Value++    of Net Assets**
                                                   ------    -------    ---------------
SWITZERLAND -- (Continued)
    Swiss Re AG...................................  11,143 $    901,032            0.3%
    Zurich Insurance Group AG.....................   3,698    1,119,120            0.4%
    Other Securities..............................           12,439,183            3.6%
                                                           ------------           -----
TOTAL SWITZERLAND.................................           22,748,934            6.9%
                                                           ------------           -----

UNITED KINGDOM -- (16.7%)
    AstraZeneca P.L.C. Sponsored ADR..............  15,356    1,120,067            0.4%
#   Barclays P.L.C. Sponsored ADR.................  61,066      940,416            0.3%
    BG Group P.L.C................................  65,877    1,097,908            0.3%
    BP P.L.C. Sponsored ADR.......................  77,785    3,380,536            1.0%
#   British American Tobacco P.L.C. Sponsored ADR.   9,620    1,092,447            0.3%
    GlaxoSmithKline P.L.C. Sponsored ADR..........  18,679      849,708            0.3%
    Glencore P.L.C................................ 166,388      853,676            0.3%
    HSBC Holdings P.L.C. Sponsored ADR............  49,104    2,505,286            0.8%
    Imperial Tobacco Group P.L.C..................  24,241    1,053,073            0.3%
*   Lloyds Banking Group P.L.C.................... 820,267    1,012,939            0.3%
    Reckitt Benckiser Group P.L.C.................  13,473    1,134,743            0.4%
    Royal Dutch Shell P.L.C. ADR(780259107).......  21,316    1,591,666            0.5%
    Royal Dutch Shell P.L.C. ADR(780259206).......  16,936    1,215,835            0.4%
    SSE P.L.C.....................................  32,118      823,216            0.3%
    Vodafone Group P.L.C. Sponsored ADR...........  26,423      877,778            0.3%
    Other Securities..............................           38,693,795           11.6%
                                                           ------------           -----
TOTAL UNITED KINGDOM..............................           58,243,089           17.8%
                                                           ------------           -----

UNITED STATES -- (0.0%)
    Other Securities..............................               22,116            0.0%
                                                           ------------           -----
TOTAL COMMON STOCKS...............................          324,102,161           98.8%
                                                           ------------           -----

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Other Securities..............................              174,981            0.1%
                                                           ------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities..............................                4,795            0.0%
                                                           ------------           -----
TOTAL PREFERRED STOCKS............................              179,776            0.1%
                                                           ------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
    Other Securities..............................                   --            0.0%
                                                           ------------           -----

FRANCE -- (0.0%)
    Other Securities..............................               19,155            0.0%
                                                           ------------           -----

GERMANY -- (0.0%)
    Other Securities..............................                2,708            0.0%
                                                           ------------           -----

ITALY -- (0.0%)
    Other Securities..............................                3,004            0.0%
                                                           ------------           -----

SPAIN -- (0.0%)
    Other Securities..............................               28,557            0.0%
                                                           ------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities..............................                8,638            0.0%
                                                           ------------           -----

TOTAL RIGHTS/WARRANTS.............................               62,062            0.0%
                                                           ------------           -----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                             Shares      Value+    of Net Assets**
                                                             ------      ------    ---------------
                  SECURITIES LENDING COLLATERAL -- (7.2%)
                  (S)@ DFA Short Term Investment Fund       2,185,669 $ 25,288,193            7.7%
                                                                      ------------          ------
                  TOTAL INVESTMENTS -- (100.0%)
                    (Cost $323,623,199)..................             $349,632,192          106.6%
                                                                      ============          ======

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $ 1,209,909 $ 19,354,439   --    $ 20,564,348
    Austria.....................          --    1,362,018   --       1,362,018
    Belgium.....................     616,367    4,128,642   --       4,745,009
    Canada......................  31,028,793           10   --      31,028,803
    China.......................          --          903   --             903
    Denmark.....................     662,565    4,587,640   --       5,250,205
    Finland.....................     410,432    4,414,925   --       4,825,357
    France......................   1,326,499   27,008,453   --      28,334,952
    Germany.....................   1,535,649   20,758,262   --      22,293,911
    Greece......................          --           --   --              --
    Hong Kong...................      50,426    7,793,738   --       7,844,164
    Ireland.....................     287,709    1,089,632   --       1,377,341
    Israel......................     449,238    1,276,853   --       1,726,091
    Italy.......................     185,254    7,881,084   --       8,066,338
    Japan.......................   3,849,427   62,620,019   --      66,469,446
    Netherlands.................   2,403,599    6,419,666   --       8,823,265
    New Zealand.................       7,220      790,098   --         797,318
    Norway......................     179,306    2,982,874   --       3,162,180
    Portugal....................       3,586    1,110,348   --       1,113,934
    Singapore...................          --    4,424,343   --       4,424,343
    Spain.......................   1,031,375    8,667,731   --       9,699,106
    Sweden......................     240,470   10,938,520   --      11,178,990
    Switzerland.................   3,670,067   19,078,867   --      22,748,934
    United Kingdom..............  18,961,956   39,281,133   --      58,243,089
    United States...............      22,116           --   --          22,116
  Preferred Stocks
    Germany.....................          --      174,981   --         174,981
    United Kingdom..............          --        4,795   --           4,795
  Rights/Warrants
    Austria.....................          --           --   --              --
    France......................          --       19,155   --          19,155
    Germany.....................          --        2,708   --           2,708
    Italy.......................          --        3,004   --           3,004
    Spain.......................          --       28,557   --          28,557
    United Kingdom..............       8,263          375   --           8,638
  Securities Lending Collateral.          --   25,288,193   --      25,288,193
                                 ----------- ------------   --    ------------
  TOTAL......................... $68,140,226 $281,491,966   --    $349,632,192
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014


                                                                     Percentage
                                                 Shares  Value++   of Net Assets**
                                                 ------  -------   ---------------
COMMON STOCKS -- (94.1%)
AUSTRALIA -- (5.8%)
    Macquarie Group, Ltd........................  9,102 $  491,885            0.7%
    National Australia Bank, Ltd................ 14,424    446,217            0.6%
    Santos, Ltd................................. 33,098    379,278            0.5%
    Wesfarmers, Ltd............................. 15,985    622,086            0.9%
    Other Securities............................         2,399,413            3.4%
                                                        ----------            ----
TOTAL AUSTRALIA.................................         4,338,879            6.1%
                                                        ----------            ----

AUSTRIA -- (0.1%)
    Other Securities............................            48,109            0.1%
                                                        ----------            ----

BELGIUM -- (1.5%)
    Other Securities............................         1,160,803            1.6%
                                                        ----------            ----

CANADA -- (7.6%)
    Canadian Natural Resources, Ltd.(136385101). 10,741    374,646            0.5%
    Canadian Natural Resources, Ltd.(2171573)... 11,405    397,994            0.6%
    Manulife Financial Corp..................... 28,109    533,474            0.8%
    Suncor Energy, Inc.......................... 32,505  1,154,208            1.6%
    Other Securities............................         3,300,112            4.6%
                                                        ----------            ----
TOTAL CANADA....................................         5,760,434            8.1%
                                                        ----------            ----

CHINA -- (0.0%)
    Other Securities............................               121            0.0%
                                                        ----------            ----

DENMARK -- (1.4%)
    AP Moeller -- Maersk A.S. Class B...........    160    373,372            0.5%
    Other Securities............................           714,100            1.0%
                                                        ----------            ----
TOTAL DENMARK...................................         1,087,472            1.5%
                                                        ----------            ----

FINLAND -- (0.9%)
    Other Securities............................           659,770            0.9%
                                                        ----------            ----

FRANCE -- (8.6%)
#   AXA SA Sponsored ADR........................ 37,500    870,375            1.2%
    BNP Paribas SA..............................  7,344    461,512            0.6%
    Cie de St-Gobain............................  9,137    392,753            0.6%
    GDF Suez.................................... 27,688    672,262            0.9%
    Orange SA................................... 41,374    658,689            0.9%
    Renault SA..................................  6,543    486,709            0.7%
    Societe Generale SA......................... 10,843    522,535            0.7%
    Vivendi SA.................................. 27,454    670,683            0.9%
    Other Securities............................         1,760,348            2.6%
                                                        ----------            ----
TOTAL FRANCE....................................         6,495,866            9.1%
                                                        ----------            ----

GERMANY -- (6.9%)
    Allianz SE..................................  7,432  1,181,852            1.7%
    Bayerische Motoren Werke AG.................  6,083    652,327            0.9%
    Daimler AG.................................. 19,561  1,525,151            2.1%
    Other Securities............................         1,806,850            2.5%
                                                        ----------            ----
TOTAL GERMANY...................................         5,166,180            7.2%
                                                        ----------            ----

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                    Percentage
                                              Shares    Value++   of Net Assets**
                                              ------    -------   ---------------
HONG KONG -- (2.2%)
    Hutchison Whampoa, Ltd...................  33,000 $   419,310            0.6%
    Other Securities.........................           1,236,566            1.7%
                                                      -----------           -----
TOTAL HONG KONG..............................           1,655,876            2.3%
                                                      -----------           -----

IRELAND -- (0.1%)
    Other Securities.........................              92,885            0.1%
                                                      -----------           -----

ISRAEL -- (0.3%)
    Other Securities.........................             259,936            0.4%
                                                      -----------           -----

ITALY -- (1.8%)
    UniCredit SpA............................  64,972     470,574            0.7%
    Other Securities.........................             875,685            1.2%
                                                      -----------           -----
TOTAL ITALY..................................           1,346,259            1.9%
                                                      -----------           -----

JAPAN -- (21.3%)
    Honda Motor Co., Ltd.....................  22,300     712,914            1.0%
    Mitsubishi UFJ Financial Group, Inc...... 218,000   1,270,768            1.8%
    Mizuho Financial Group, Inc.............. 407,500     742,594            1.0%
    Nippon Steel & Sumitomo Metal Corp....... 157,000     414,298            0.6%
    Nissan Motor Co., Ltd....................  47,100     429,632            0.6%
    NTT DOCOMO, Inc..........................  30,100     507,663            0.7%
    Sony Corp. Sponsored ADR.................  22,200     440,004            0.6%
    Sumitomo Mitsui Financial Group, Inc.....  22,100     901,302            1.2%
    Other Securities.........................          10,625,711           14.9%
                                                      -----------           -----
TOTAL JAPAN..................................          16,044,886           22.4%
                                                      -----------           -----

NETHERLANDS -- (2.9%)
*   ING Groep NV.............................  65,495     937,912            1.3%
    Other Securities.........................           1,240,357            1.8%
                                                      -----------           -----
TOTAL NETHERLANDS............................           2,178,269            3.1%
                                                      -----------           -----

NEW ZEALAND -- (0.1%)
    Other Securities.........................              49,357            0.1%
                                                      -----------           -----

NORWAY -- (0.9%)
    Other Securities.........................             676,833            1.0%
                                                      -----------           -----

PORTUGAL -- (0.0%)
    Other Securities.........................              27,892            0.0%
                                                      -----------           -----

SINGAPORE -- (1.2%)
    Other Securities.........................             884,390            1.2%
                                                      -----------           -----

SPAIN -- (2.4%)
    Iberdrola SA.............................  86,488     612,241            0.8%
    Other Securities.........................           1,200,642            1.7%
                                                      -----------           -----
TOTAL SPAIN..................................           1,812,883            2.5%
                                                      -----------           -----

SWEDEN -- (3.0%)
    Skandinaviska Enskilda Banken AB Class A.  35,139     451,335            0.6%
    Telefonaktiebolaget LM Ericsson Class B..  46,520     549,699            0.8%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                     Percentage
                                               Shares    Value++   of Net Assets**
                                               ------    -------   ---------------
SWEDEN -- (Continued)
      Other Securities........................         $ 1,274,710            1.8%
                                                       -----------          ------
TOTAL SWEDEN..................................           2,275,744            3.2%
                                                       -----------          ------

SWITZERLAND -- (9.0%)
      ABB, Ltd................................  22,416     491,777            0.7%
      Holcim, Ltd.............................   7,487     531,386            0.7%
      Novartis AG.............................  19,006   1,763,811            2.5%
      Swiss Re AG.............................  13,004   1,051,514            1.5%
      UBS AG..................................  26,534     461,377            0.6%
      Zurich Insurance Group AG...............   3,199     968,108            1.4%
      Other Securities........................           1,526,350            2.1%
                                                       -----------          ------
TOTAL SWITZERLAND.............................           6,794,323            9.5%
                                                       -----------          ------

UNITED KINGDOM -- (16.1%)
      Anglo American P.L.C....................  26,001     548,973            0.8%
#     Barclays P.L.C. Sponsored ADR...........  33,265     512,281            0.7%
      BP P.L.C. Sponsored ADR.................  59,930   2,604,558            3.6%
      Glencore P.L.C..........................  75,142     385,528            0.5%
      HSBC Holdings P.L.C.....................  40,067     408,498            0.6%
      HSBC Holdings P.L.C. Sponsored ADR......  19,417     990,655            1.4%
      Royal Dutch Shell P.L.C. ADR(780259206).   9,770     701,388            1.0%
#     Royal Dutch Shell P.L.C. ADR(780259107).  28,341   2,116,222            3.0%
      Standard Chartered P.L.C................  29,083     437,776            0.6%
      Vodafone Group P.L.C. Sponsored ADR.....  25,258     839,065            1.2%
      Other Securities........................           2,608,166            3.6%
                                                       -----------          ------
TOTAL UNITED KINGDOM..........................          12,153,110           17.0%
                                                       -----------          ------
TOTAL COMMON STOCKS...........................          70,970,277           99.3%
                                                       -----------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities........................             173,011            0.2%
                                                       -----------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities........................               5,478            0.0%
                                                       -----------          ------

                                                         Value+
                                                 -       ------           -
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@  DFA Short Term Investment Fund.......... 367,781   4,255,230            6.0%
                                                       -----------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $73,167,023)........................           $75,403,996          105.5%
                                                       ===========          ======

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                  -------------------------------------------
                                    Level 1     Level 2   Level 3    Total
                                  ----------- ----------- ------- -----------
   Common Stocks
     Australia................... $    79,080 $ 4,259,799   --    $ 4,338,879
     Austria.....................          --      48,109   --         48,109
     Belgium.....................          --   1,160,803   --      1,160,803
     Canada......................   5,760,434          --   --      5,760,434
     China.......................          --         121   --            121
     Denmark.....................          --   1,087,472   --      1,087,472
     Finland.....................          --     659,770   --        659,770
     France......................     870,375   5,625,491   --      6,495,866
     Germany.....................     278,372   4,887,808   --      5,166,180
     Hong Kong...................          --   1,655,876   --      1,655,876
     Ireland.....................      13,267      79,618   --         92,885
     Israel......................          --     259,936   --        259,936
     Italy.......................          --   1,346,259   --      1,346,259
     Japan.......................     440,004  15,604,882   --     16,044,886
     Netherlands.................     190,846   1,987,423   --      2,178,269
     New Zealand.................          --      49,357   --         49,357
     Norway......................      20,792     656,041   --        676,833
     Portugal....................          --      27,892   --         27,892
     Singapore...................          --     884,390   --        884,390
     Spain.......................          --   1,812,883   --      1,812,883
     Sweden......................          --   2,275,744   --      2,275,744
     Switzerland.................      21,343   6,772,980   --      6,794,323
     United Kingdom..............   8,308,690   3,844,420   --     12,153,110
   Preferred Stocks
     Germany.....................          --     173,011   --        173,011
   Rights/Warrants
     Spain.......................          --       5,478   --          5,478
   Securities Lending Collateral.          --   4,255,230   --      4,255,230
                                  ----------- -----------   --    -----------
   TOTAL......................... $15,983,203 $59,420,793   --    $75,403,996
                                  =========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                       Percentage
                                                 Shares    Value++   of Net Assets**
                                                 ------    -------   ---------------
COMMON STOCKS -- (91.7%)
AUSTRALIA -- (6.8%)
    AMP, Ltd.................................... 168,228 $   867,556            0.3%
    Australia & New Zealand Banking Group, Ltd..  46,595   1,378,773            0.5%
    BHP Billiton, Ltd...........................  76,637   2,292,736            0.8%
    Commonwealth Bank of Australia..............  14,004     995,816            0.3%
    National Australia Bank, Ltd................  39,990   1,237,121            0.4%
#   Westpac Banking Corp........................  37,589   1,153,767            0.4%
    Woodside Petroleum, Ltd.....................  23,543     836,255            0.3%
    Other Securities............................          13,570,523            4.3%
                                                         -----------           -----
TOTAL AUSTRALIA.................................          22,332,547            7.3%
                                                         -----------           -----

AUSTRIA -- (0.5%)
    Other Securities............................           1,498,823            0.5%
                                                         -----------           -----

BELGIUM -- (1.0%)
    Other Securities............................           3,456,409            1.1%
                                                         -----------           -----

CANADA -- (9.8%)
    Bank of Montreal............................  10,320     749,232            0.3%
    Bank of Nova Scotia (The)...................  19,404   1,189,465            0.4%
    Canadian Natural Resources, Ltd.............  31,039   1,082,640            0.4%
    Royal Bank of Canada........................  12,798     910,834            0.3%
    Suncor Energy, Inc..........................  45,105   1,603,032            0.5%
    Toronto-Dominion Bank (The).................  29,506   1,453,466            0.5%
    Other Securities............................          25,234,613            8.1%
                                                         -----------           -----
TOTAL CANADA....................................          32,223,282           10.5%
                                                         -----------           -----

CHINA -- (0.0%)
    Other Securities............................              13,094            0.0%
                                                         -----------           -----

DENMARK -- (1.1%)
    Other Securities............................           3,676,067            1.2%
                                                         -----------           -----

FINLAND -- (1.3%)
    Other Securities............................           4,292,200            1.4%
                                                         -----------           -----

FRANCE -- (6.8%)
    BNP Paribas SA..............................  13,394     841,707            0.3%
    Cie Generale des Etablissements Michelin....   9,945     863,792            0.3%
    GDF Suez....................................  59,669   1,448,759            0.5%
    Orange SA...................................  79,376   1,263,695            0.4%
    Total SA....................................  49,676   2,965,819            1.0%
    Other Securities............................          15,167,479            4.9%
                                                         -----------           -----
TOTAL FRANCE....................................          22,551,251            7.4%
                                                         -----------           -----

GERMANY -- (5.6%)
    Allianz SE..................................   5,684     903,882            0.3%
    BASF SE.....................................  10,367     916,030            0.3%
    Bayerische Motoren Werke AG.................  11,435   1,226,263            0.4%
    Deutsche Telekom AG......................... 103,030   1,553,004            0.5%
    RWE AG......................................  30,166   1,070,343            0.4%
    Other Securities............................          12,760,419            4.1%
                                                         -----------           -----
TOTAL GERMANY...................................          18,429,941            6.0%
                                                         -----------           -----

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 HONG KONG -- (2.7%)
     AIA Group, Ltd........................ 138,600 $   773,447            0.3%
     Other Securities......................           8,045,147            2.6%
                                                    -----------           -----
 TOTAL HONG KONG...........................           8,818,594            2.9%
                                                    -----------           -----

 IRELAND -- (0.4%)
     Other Securities......................           1,254,422            0.4%
                                                    -----------           -----

 ISRAEL -- (0.5%)
     Other Securities......................           1,637,447            0.5%
                                                    -----------           -----

 ITALY -- (2.5%)
     Eni SpA...............................  47,976   1,022,124            0.4%
     Other Securities......................           7,371,847            2.3%
                                                    -----------           -----
 TOTAL ITALY...............................           8,393,971            2.7%
                                                    -----------           -----

 JAPAN -- (19.8%)
     Honda Motor Co., Ltd..................  36,200   1,157,286            0.4%
     Mitsubishi UFJ Financial Group, Inc... 229,600   1,338,387            0.5%
     Mizuho Financial Group, Inc........... 388,499     707,968            0.3%
     NTT DOCOMO, Inc.......................  46,100     777,517            0.3%
     Sumitomo Mitsui Financial Group, Inc..  36,500   1,488,576            0.5%
     Other Securities......................          59,854,959           19.3%
                                                    -----------           -----
 TOTAL JAPAN...............................          65,324,693           21.3%
                                                    -----------           -----

 NETHERLANDS -- (2.4%)
 #   Akzo Nobel NV.........................  10,601     706,944            0.2%
 *   ING Groep NV..........................  52,366     749,900            0.3%
     Other Securities......................           6,470,958            2.1%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           7,927,802            2.6%
                                                    -----------           -----

 NEW ZEALAND -- (0.3%)
     Other Securities......................             923,776            0.3%
                                                    -----------           -----

 NORWAY -- (1.0%)
     Other Securities......................           3,475,810            1.1%
                                                    -----------           -----

 PORTUGAL -- (0.3%)
     Other Securities......................           1,028,852            0.3%
                                                    -----------           -----

 SINGAPORE -- (1.5%)
     Other Securities......................           4,831,758            1.6%
                                                    -----------           -----

 SPAIN -- (3.1%)
     Banco Santander SA.................... 219,887   1,942,817            0.6%
     Iberdrola SA.......................... 164,165   1,162,110            0.4%
     Telefonica SA.........................  52,801     794,532            0.3%
     Other Securities......................           6,399,533            2.1%
                                                    -----------           -----
 TOTAL SPAIN...............................          10,298,992            3.4%
                                                    -----------           -----

 SWEDEN -- (2.7%)
     Other Securities......................           8,867,891            2.9%
                                                    -----------           -----

 SWITZERLAND -- (4.0%)
     ABB, Ltd..............................  33,688     739,070            0.3%
     Swiss Re AG...........................   8,427     681,414            0.2%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        Percentage
                                                Shares     Value++    of Net Assets**
                                                ------     -------    ---------------
SWITZERLAND -- (Continued)
      Other Securities........................           $ 11,915,102            3.8%
                                                         ------------          ------
TOTAL SWITZERLAND.............................             13,335,586            4.3%
                                                         ------------          ------

UNITED KINGDOM -- (17.6%)
      Anglo American P.L.C....................    48,823    1,030,827            0.3%
#     Barclays P.L.C. Sponsored ADR...........    52,153      803,156            0.3%
      BG Group P.L.C..........................    93,470    1,557,774            0.5%
      BHP Billiton P.L.C. ADR.................    17,091      889,416            0.3%
      BP P.L.C. Sponsored ADR.................    59,212    2,573,354            0.8%
      Centrica P.L.C..........................   144,274      699,725            0.2%
      HSBC Holdings P.L.C. Sponsored ADR......    48,766    2,488,041            0.8%
#*    Lloyds Banking Group P.L.C. ADR.........   232,299    1,142,911            0.4%
#     Rio Tinto P.L.C. Sponsored ADR..........    34,811    1,669,884            0.6%
      Royal Dutch Shell P.L.C. ADR(780259206).    28,627    2,055,132            0.7%
      Royal Dutch Shell P.L.C. ADR(780259107).    16,555    1,236,162            0.4%
      Vodafone Group P.L.C....................   315,419    1,048,911            0.3%
      WPP P.L.C...............................    36,596      714,817            0.2%
      Other Securities........................             40,298,367           13.2%
                                                         ------------          ------
TOTAL UNITED KINGDOM..........................             58,208,477           19.0%
                                                         ------------          ------

UNITED STATES -- (0.0%)
      Other Securities........................                    532            0.0%
                                                         ------------          ------
TOTAL COMMON STOCKS...........................            302,802,217           98.7%
                                                         ------------          ------

PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
      Other Securities........................                  2,501            0.0%
                                                         ------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities........................                 14,389            0.0%
                                                         ------------          ------

ITALY -- (0.0%)
      Other Securities........................                  3,417            0.0%
                                                         ------------          ------

PORTUGAL -- (0.0%)
      Other Securities........................                     --            0.0%
                                                         ------------          ------

SPAIN -- (0.0%)
      Other Securities........................                 43,729            0.0%
                                                         ------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities........................                 12,016            0.0%
                                                         ------------          ------
TOTAL RIGHTS/WARRANTS.........................                 73,551            0.0%
                                                         ------------          ------

                                                           Value+
                                                  -        ------
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@  DFA Short Term Investment Fund.......... 2,359,927   27,304,356            8.9%
                                                         ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $333,014,291).......................             $330,182,625          107.6%
                                                         ============          ======

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $   269,104 $ 22,063,443   --    $ 22,332,547
    Austria.....................          --    1,498,823   --       1,498,823
    Belgium.....................      94,606    3,361,803   --       3,456,409
    Canada......................  32,223,282           --   --      32,223,282
    China.......................          --       13,094   --          13,094
    Denmark.....................          --    3,676,067   --       3,676,067
    Finland.....................          --    4,292,200   --       4,292,200
    France......................     457,781   22,093,470   --      22,551,251
    Germany.....................     462,955   17,966,986   --      18,429,941
    Hong Kong...................      12,348    8,806,246   --       8,818,594
    Ireland.....................     423,594      830,828   --       1,254,422
    Israel......................     173,452    1,463,995   --       1,637,447
    Italy.......................     205,335    8,188,636   --       8,393,971
    Japan.......................     158,204   65,166,489   --      65,324,693
    Netherlands.................   1,308,883    6,618,919   --       7,927,802
    New Zealand.................          --      923,776   --         923,776
    Norway......................     360,901    3,114,909   --       3,475,810
    Portugal....................          --    1,028,852   --       1,028,852
    Singapore...................          --    4,831,758   --       4,831,758
    Spain.......................      82,099   10,216,893   --      10,298,992
    Sweden......................          --    8,867,891   --       8,867,891
    Switzerland.................   1,275,654   12,059,932   --      13,335,586
    United Kingdom..............  15,870,217   42,338,260   --      58,208,477
    United States...............         532           --   --             532
  Preferred Stocks
    United Kingdom..............          --        2,501   --           2,501
  Rights/Warrants
    France......................          --       14,389   --          14,389
    Italy.......................          --        3,417   --           3,417
    Portugal....................          --           --   --              --
    Spain.......................          --       43,729   --          43,729
    United Kingdom..............      11,998           18   --          12,016
  Securities Lending Collateral.          --   27,304,356   --      27,304,356
                                 ----------- ------------   --    ------------
  TOTAL......................... $53,390,945 $276,791,680   --    $330,182,625
                                 =========== ============   ==    ============


                See accompanying Notes to Financial Statements.

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (88.8%)
BRAZIL -- (6.4%)
    BRF SA..............................................     83,500 $  2,175,046            0.3%
#   Embraer SA ADR......................................     68,757    2,656,770            0.3%
    Kroton Educacional SA...............................    308,704    2,199,604            0.3%
    Other Securities....................................              54,933,214            6.0%
                                                                    ------------           -----
TOTAL BRAZIL............................................              61,964,634            6.9%
                                                                    ------------           -----

CHILE -- (1.5%)
    Other Securities....................................              14,495,410            1.6%
                                                                    ------------           -----

CHINA -- (14.4%)
    Bank of China, Ltd. Class H.........................  9,583,356    4,587,083            0.5%
    China Construction Bank Corp. Class H............... 14,524,990   10,837,079            1.2%
#   China Mobile, Ltd. Sponsored ADR....................    167,201   10,381,510            1.2%
#   CNOOC, Ltd. ADR.....................................     27,751    4,339,424            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 15,024,017    9,955,901            1.1%
    Tencent Holdings, Ltd...............................    635,200   10,209,102            1.1%
    Other Securities....................................              88,808,233            9.8%
                                                                    ------------           -----
TOTAL CHINA.............................................             139,118,332           15.4%
                                                                    ------------           -----

COLOMBIA -- (0.7%)
    Other Securities....................................               6,458,384            0.7%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               1,896,499            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 714,582            0.1%
                                                                    ------------           -----

GREECE -- (0.5%)
    Other Securities....................................               4,434,669            0.5%
                                                                    ------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                  21,324            0.0%
                                                                    ------------           -----

HUNGARY -- (0.2%)
    Other Securities....................................               1,717,791            0.2%
                                                                    ------------           -----

INDIA -- (7.9%)
    Axis Bank, Ltd......................................    304,890    2,184,135            0.3%
    HDFC Bank, Ltd......................................    198,696    2,961,253            0.3%
    Infosys, Ltd........................................     41,412    2,747,089            0.3%
#   Infosys, Ltd. Sponsored ADR.........................     31,765    2,123,808            0.3%
    Tata Consultancy Services, Ltd......................     66,580    2,840,320            0.3%
    Other Securities....................................              63,961,611            7.0%
                                                                    ------------           -----
TOTAL INDIA.............................................              76,818,216            8.5%
                                                                    ------------           -----

INDONESIA -- (3.0%)
    Astra International Tbk PT..........................  3,964,600    2,222,995            0.3%
    Bank Rakyat Indonesia Persero Tbk PT................  2,711,000    2,484,350            0.3%
    Other Securities....................................              23,977,325            2.6%
                                                                    ------------           -----
TOTAL INDONESIA.........................................              28,684,670            3.2%
                                                                    ------------           -----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                              Shares     Value++    of Net Assets**
                                                              ------     -------    ---------------
MALAYSIA -- (3.9%)
    Malayan Banking Bhd..................................... 1,084,537 $  3,199,518            0.4%
    Other Securities........................................             34,175,307            3.7%
                                                                       ------------           -----
TOTAL MALAYSIA..............................................             37,374,825            4.1%
                                                                       ------------           -----

MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A.............................   802,622    2,562,311            0.3%
    America Movil S.A.B. de C.V. Series L................... 3,548,540    4,340,069            0.5%
    America Movil S.A.B. de C.V. Series L ADR...............   133,377    3,255,733            0.4%
#*  Cemex S.A.B. de C.V. Sponsored ADR......................   305,317    3,755,402            0.4%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR.    43,768    4,212,232            0.5%
    Grupo Financiero Banorte S.A.B. de C.V..................   353,994    2,268,611            0.3%
#   Grupo Mexico S.A.B. de C.V. Series B.................... 1,085,232    3,735,301            0.4%
    Grupo Televisa S.A.B. Sponsored ADR.....................    76,164    2,752,567            0.3%
    Other Securities........................................             27,955,339            3.0%
                                                                       ------------           -----
TOTAL MEXICO................................................             54,837,565            6.1%
                                                                       ------------           -----

PERU -- (0.2%)
    Other Securities........................................              2,052,033            0.2%
                                                                       ------------           -----

PHILIPPINES -- (1.3%)
    Other Securities........................................             12,943,181            1.4%
                                                                       ------------           -----

POLAND -- (2.0%)
    Powszechna Kasa Oszczednosci Bank Polski SA.............   207,467    2,307,735            0.3%
    Other Securities........................................             17,367,406            1.9%
                                                                       ------------           -----
TOTAL POLAND................................................             19,675,141            2.2%
                                                                       ------------           -----

RUSSIA -- (1.8%)
    Gazprom OAO Sponsored ADR...............................   813,217    5,388,223            0.6%
    Other Securities........................................             11,656,932            1.3%
                                                                       ------------           -----
TOTAL RUSSIA................................................             17,045,155            1.9%
                                                                       ------------           -----

SOUTH AFRICA -- (6.5%)
    Bidvest Group, Ltd. (The)...............................    97,288    2,677,529            0.3%
    FirstRand, Ltd..........................................   564,018    2,415,872            0.3%
    Naspers, Ltd. Class N...................................    23,440    2,923,651            0.3%
    Sanlam, Ltd.............................................   489,472    3,092,993            0.4%
    Sasol, Ltd. Sponsored ADR...............................   124,091    6,228,127            0.7%
    Standard Bank Group, Ltd................................   194,461    2,448,803            0.3%
    Steinhoff International Holdings, Ltd...................   530,340    2,713,225            0.3%
    Other Securities........................................             40,793,256            4.4%
                                                                       ------------           -----
TOTAL SOUTH AFRICA..........................................             63,293,456            7.0%
                                                                       ------------           -----

SOUTH KOREA -- (14.0%)
    Hana Financial Group, Inc...............................    68,183    2,361,155            0.3%
    Hyundai Mobis Co., Ltd..................................    10,173    2,380,122            0.3%
    Naver Corp..............................................     4,206    2,976,258            0.3%
    Samsung Electronics Co., Ltd............................    20,663   24,096,000            2.7%
    Samsung Electronics Co., Ltd. GDR.......................    16,921    9,764,582            1.1%
    Samsung Fire & Marine Insurance Co., Ltd................     8,379    2,256,132            0.3%
*   SK Hynix, Inc...........................................    86,779    3,869,848            0.4%
    Other Securities........................................             87,940,311            9.6%
                                                                       ------------           -----
TOTAL SOUTH KOREA...........................................            135,644,408           15.0%
                                                                       ------------           -----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                                 Shares     Value++    of Net Assets**
                                                                 ------     -------    ---------------
SPAIN -- (0.0%)
    Other Securities...........................................           $    148,448            0.0%
                                                                          ------------           -----

TAIWAN -- (13.4%)
#   Hon Hai Precision Industry Co., Ltd........................ 2,265,758    7,171,117            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd................ 2,131,214    9,238,537            1.0%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.   382,871    8,430,819            1.0%
    Other Securities...........................................            105,441,679           11.6%
                                                                          ------------           -----
TOTAL TAIWAN...................................................            130,282,152           14.4%
                                                                          ------------           -----

THAILAND -- (3.2%)
    PTT PCL....................................................   214,200    2,420,190            0.3%
    Other Securities...........................................             28,999,911            3.2%
                                                                          ------------           -----
TOTAL THAILAND.................................................             31,420,101            3.5%
                                                                          ------------           -----

TURKEY -- (1.9%)
    Other Securities...........................................             18,783,452            2.1%
                                                                          ------------           -----
TOTAL COMMON STOCKS............................................            859,824,428           95.2%
                                                                          ------------           -----

PREFERRED STOCKS -- (4.0%)

BRAZIL -- (3.9%)
    Banco Bradesco SA..........................................   375,590    5,657,504            0.6%
    Banco Bradesco SA ADR......................................   141,580    2,120,874            0.3%
    Itau Unibanco Holding SA...................................   710,632   10,545,604            1.2%
    Itau Unibanco Holding SA ADR...............................   224,816    3,318,284            0.4%
    Vale SA Sponsored ADR......................................   320,468    2,807,300            0.3%
    Other Securities...........................................             13,068,903            1.4%
                                                                          ------------           -----
TOTAL BRAZIL...................................................             37,518,469            4.2%
                                                                          ------------           -----

CHILE -- (0.0%)
    Other Securities...........................................                104,861            0.0%
                                                                          ------------           -----

COLOMBIA -- (0.1%)
    Other Securities...........................................                933,790            0.1%
                                                                          ------------           -----
TOTAL PREFERRED STOCKS.........................................             38,557,120            4.3%
                                                                          ------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities...........................................                     40            0.0%
                                                                          ------------           -----

HONG KONG -- (0.0%)
    Other Securities...........................................                 26,971            0.0%
                                                                          ------------           -----

MALAYSIA -- (0.0%)
    Other Securities...........................................                     --            0.0%
                                                                          ------------           -----

POLAND -- (0.0%)
    Other Securities...........................................                    347            0.0%
                                                                          ------------           -----

TAIWAN -- (0.0%)
    Other Securities...........................................                     80            0.0%
                                                                          ------------           -----

THAILAND -- (0.0%)
    Other Securities...........................................                    473            0.0%
                                                                          ------------           -----
TOTAL RIGHTS/WARRANTS..........................................                 27,911            0.0%
                                                                          ------------           -----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                             Shares      Value+    of Net Assets**
                                                             ------      ------    ---------------
                  SECURITIES LENDING COLLATERAL -- (7.2%)
                  (S)@ DFA Short Term Investment Fund...... 6,023,017 $ 69,686,310            7.7%
                                                                      ------------          ------
                  TOTAL INVESTMENTS -- (100.0%)............
                    (Cost $887,528,057)..................             $968,095,769          107.2%
                                                                      ============          ======

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3    Total
                                ------------ ------------ ------- ------------
 Common Stocks
   Brazil...................... $ 16,888,608 $ 45,076,026   --    $ 61,964,634
   Chile.......................    5,730,996    8,764,414   --      14,495,410
   China.......................   19,663,213  119,455,119   --     139,118,332
   Colombia....................    6,458,384           --   --       6,458,384
   Czech Republic..............           --    1,896,499   --       1,896,499
   Egypt.......................           --      714,582   --         714,582
   Greece......................      113,513    4,321,156   --       4,434,669
   Hong Kong...................           --       21,324   --          21,324
   Hungary.....................           --    1,717,791   --       1,717,791
   India.......................    7,243,155   69,575,061   --      76,818,216
   Indonesia...................    1,733,420   26,951,250   --      28,684,670
   Malaysia....................           --   37,374,825   --      37,374,825
   Mexico......................   54,828,602        8,963   --      54,837,565
   Peru........................    2,052,033           --   --       2,052,033
   Philippines.................      530,323   12,412,858   --      12,943,181
   Poland......................           --   19,675,141   --      19,675,141
   Russia......................      476,672   16,568,483   --      17,045,155
   South Africa................    9,677,712   53,615,744   --      63,293,456
   South Korea.................    7,303,563  128,340,845   --     135,644,408
   Spain.......................      148,448           --   --         148,448
   Taiwan......................   12,285,292  117,996,860   --     130,282,152
   Thailand....................   31,420,101           --   --      31,420,101
   Turkey......................      578,694   18,204,758   --      18,783,452
 Preferred Stocks
   Brazil......................   10,245,965   27,272,504   --      37,518,469
   Chile.......................           --      104,861   --         104,861
   Colombia....................      933,790           --   --         933,790
 Rights/Warrants
   Brazil......................           --           40   --              40
   Hong Kong...................           --       26,971   --          26,971
   Malaysia....................           --           --   --              --
   Poland......................           --          347   --             347
   Taiwan......................           --           80   --              80
   Thailand....................           --          473   --             473
 Securities Lending Collateral.           --   69,686,310   --      69,686,310
                                ------------ ------------   --    ------------
 TOTAL......................... $188,312,484 $779,783,285   --    $968,095,769
                                ============ ============   ==    ============


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                               U.S.      International
                                                                             U.S. Social  Sustainability Sustainability
                                                                            Core Equity 2     Core 1         Core 1
                                                                             Portfolio*     Portfolio*     Portfolio*
                                                                            ------------- -------------- --------------
ASSETS:
Investments at Value (including $66,365, $47,406 and $24,399 of securities
 on loan, respectively).................................................... $    510,188   $    424,215   $    324,344
Temporary Cash Investments at Value & Cost.................................        1,347          2,861             --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...       65,468         46,754         25,288
Foreign Currencies at Value................................................           --             --            484
Cash.......................................................................          303            130          4,810
Receivables:
  Investment Securities Sold...............................................          529            499             --
  Dividends, Interest and Tax Reclaims.....................................          455            400            671
  Securities Lending Income................................................           27             19             20
  Fund Shares Sold.........................................................          485            829            229
Prepaid Expenses and Other Assets..........................................           10              5              5
                                                                            ------------   ------------   ------------
     Total Assets..........................................................      578,812        475,712        355,851
                                                                            ------------   ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................       65,468         46,754         25,288
  Investment Securities Purchased..........................................        1,719          2,231          1,453
  Fund Shares Redeemed.....................................................        1,130             54          1,102
  Due to Advisor...........................................................          103             99            111
Unrealized Loss on Foreign Currency Contracts..............................           --             --              8
Accrued Expenses and Other Liabilities.....................................           26             27             42
                                                                            ------------   ------------   ------------
     Total Liabilities.....................................................       68,446         49,165         28,004
                                                                            ------------   ------------   ------------
NET ASSETS................................................................. $    510,366   $    426,547   $    327,847
                                                                            ============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)....................................   38,724,327     25,652,705     34,648,032
                                                                            ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE..................................................................... $      13.18   $      16.63   $       9.46
                                                                            ============   ============   ============
Investments at Cost........................................................ $    360,799   $    287,649   $    298,335
                                                                            ============   ============   ============
Foreign Currencies at Cost................................................. $         --   $         --   $        486
                                                                            ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................ $    350,244   $    283,459   $    302,011
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)........................................................          622            658            862
Accumulated Net Realized Gain (Loss).......................................       10,111          5,864         (1,018)
Net Unrealized Foreign Exchange Gain (Loss)................................           --             --            (15)
Net Unrealized Appreciation (Depreciation).................................      149,389        136,566         26,007
                                                                            ------------   ------------   ------------
NET ASSETS................................................................. $    510,366   $    426,547   $    327,847
                                                                            ============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED............................................  300,000,000    300,000,000    300,000,000
                                                                            ============   ============   ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                DFA
                                                                           International International    Emerging
                                                                             Value ex     Social Core  Markets Social
                                                                              Tobacco       Equity      Core Equity
                                                                            Portfolio*    Portfolio*     Portfolio*
                                                                           ------------- ------------- --------------
ASSETS:
Investments at Value (including $4,268, $26,329 and $91,847 of securities
 on loan, respectively)................................................... $     71,149  $    302,878   $    898,409
Collateral from Securities on Loan Invested in Affiliate at Value & Cost..        4,255        27,304         69,686
Foreign Currencies at Value...............................................          186           288          2,867
Cash......................................................................            3         2,894          6,651
Receivables:
  Investment Securities Sold..............................................           --             6          1,368
  Dividends, Interest and Tax Reclaims....................................          182           638            767
  Securities Lending Income...............................................            3            23            155
  Fund Shares Sold........................................................           --           233            146
Unrealized Gain on Foreign Currency Contracts.............................           --            --              1
Prepaid Expenses and Other Assets.........................................            5            17              9
                                                                           ------------  ------------   ------------
     Total Assets.........................................................       75,783       334,281        980,059
                                                                           ------------  ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned........................................        4,255        27,304         69,686
  Investment Securities Purchased.........................................           --            39          6,244
  Fund Shares Redeemed....................................................           --             8            195
  Due to Advisor..........................................................           27            93            407
Unrealized Loss on Foreign Currency Contracts.............................           --            --             11
Accrued Expenses and Other Liabilities....................................            7            65            120
                                                                           ------------  ------------   ------------
     Total Liabilities....................................................        4,289        27,509         76,663
                                                                           ------------  ------------   ------------
NET ASSETS................................................................ $     71,494  $    306,772   $    903,396
                                                                           ============  ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...................................    7,789,487    26,086,160     70,578,104
                                                                           ============  ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE.................................................................... $       9.18  $      11.76   $      12.80
                                                                           ============  ============   ============
Investments at Cost....................................................... $     68,912  $    305,710   $    817,842
                                                                           ============  ============   ============
Foreign Currencies at Cost................................................ $        189  $        292   $      2,882
                                                                           ============  ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................... $     68,524  $    307,295   $    830,332
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).......................................................          165           919          3,180
Accumulated Net Realized Gain (Loss)......................................          576         1,410        (10,702)
Net Unrealized Foreign Exchange Gain (Loss)...............................           (5)          (16)            34
Net Unrealized Appreciation (Depreciation)................................        2,234        (2,836)        80,552
                                                                           ------------  ------------   ------------
NET ASSETS................................................................ $     71,494  $    306,772   $    903,396
                                                                           ============  ============   ============
(1) NUMBER OF SHARES AUTHORIZED...........................................  300,000,000   400,000,000    500,000,000
                                                                           ============  ============   ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                    U.S.      International
                                                                  U.S. Social  Sustainability Sustainability
                                                                 Core Equity 2     Core 1         Core 1
                                                                   Portfolio     Portfolio      Portfolio
                                                                 ------------- -------------- --------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2, $2 and $689,
   respectively)................................................    $ 7,809       $ 6,092        $  9,218
  Interest......................................................          1             1              --
  Income from Securities Lending................................        223           161             343
                                                                    -------       -------        --------
     Total Investment Income....................................      8,033         6,254           9,561
                                                                    -------       -------        --------
Expenses
  Investment Advisory Services Fees.............................      1,144         1,030           1,156
  Accounting & Transfer Agent Fees..............................         30            24              29
  Custodian Fees................................................         18            18             104
  Filing Fees...................................................         34            32              38
  Shareholders' Reports.........................................         12            13               8
  Directors'/Trustees' Fees & Expenses..........................          3             2               2
  Professional Fees.............................................         12            10               8
  Other.........................................................         46            13               8
                                                                    -------       -------        --------
     Total Expenses.............................................      1,299         1,142           1,353
                                                                    -------       -------        --------
  Fees Paid Indirectly..........................................         --            --              (2)
                                                                    -------       -------        --------
  Net Expenses..................................................      1,299         1,142           1,351
                                                                    -------       -------        --------
  Net Investment Income (Loss)..................................      6,734         5,112           8,210
                                                                    -------       -------        --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     10,761         6,057            (423)
    Foreign Currency Transactions...............................         --            --             (41)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................     35,399        35,984         (12,923)
    Translation of Foreign Currency Denominated Amounts.........         --            --             (18)
                                                                    -------       -------        --------
  Net Realized and Unrealized Gain (Loss).......................     46,160        42,041         (13,405)
                                                                    -------       -------        --------
Net Increase (Decrease) in Net Assets Resulting from Operations.    $52,894       $47,153        $ (5,195)
                                                                    =======       =======        ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                             DFA
                                                                        International International    Emerging
                                                                          Value ex     Social Core  Markets Social
                                                                           Tobacco       Equity      Core Equity
                                                                          Portfolio     Portfolio     Portfolio
                                                                        ------------- ------------- --------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $210, $480 and $2,626,
   respectively).......................................................    $ 3,351      $  6,745       $20,136
  Interest.............................................................         --             1            --
  Income from Securities Lending.......................................         90           257         1,421
                                                                           -------      --------       -------
     Total Investment Income...........................................      3,441         7,003        21,557
                                                                           -------      --------       -------
Expenses
  Investment Advisory Services Fees....................................        345           783         4,439
  Accounting & Transfer Agent Fees.....................................         18            26            59
  Custodian Fees.......................................................         22           157           435
  Filing Fees..........................................................         18            45            45
  Shareholders' Reports................................................          1             4            16
  Directors'/Trustees' Fees & Expenses.................................          1             1             6
  Professional Fees....................................................          2             7            30
  Other................................................................         11            27            81
                                                                           -------      --------       -------
     Total Expenses....................................................        418         1,050         5,111
                                                                           -------      --------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................          8            66            --
  Fees Paid Indirectly.................................................         --            (2)           (3)
                                                                           -------      --------       -------
  Net Expenses.........................................................        426         1,114         5,108
                                                                           -------      --------       -------
  Net Investment Income (Loss).........................................      3,015         5,889        16,449
                                                                           -------      --------       -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................        704         1,565        (8,859)
    Futures............................................................         --           (12)           --
    Foreign Currency Transactions......................................        (23)          (71)         (130)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................     (4,244)      (21,347)         (553)
    Translation of Foreign Currency Denominated Amounts................         (6)          (17)           32
                                                                           -------      --------       -------
  Net Realized and Unrealized Gain (Loss)..............................     (3,569)      (19,882)       (9,510)
                                                                           -------      --------       -------
Net Increase (Decrease) in Net Assets Resulting from Operations........    $  (554)     $(13,993)      $ 6,939
                                                                           =======      ========       =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             U.S. Social Core Equity 2 U.S. Sustainability Core 1 International Sustainability
                                                  Portfolio                 Portfolio              Core 1 Portfolio
                                             ------------------------  -------------------------  ---------------------------
                                               Year         Year         Year          Year         Year           Year
                                              Ended        Ended        Ended         Ended        Ended          Ended
                                             Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,     Oct. 31,       Oct. 31,
                                               2014         2013         2014          2013         2014           2013
                                             --------     --------     --------      --------     --------       --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............. $  6,734     $  5,368     $  5,112      $  3,984     $  8,210       $  4,482
  Capital Gain Distributions Received from
   Investment Securities....................       --           --           --             3           --             --
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............   10,761        7,956        6,057         2,387         (423)           521
    Futures.................................       --          175           --            --           --             --
    Foreign Currency Transactions...........       --           --           --            --          (41)           (19)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency...............................   35,399       80,194       35,984        62,760      (12,923)        37,246
    Translation of Foreign Currency
     Denominated Amounts....................       --           --           --            --          (18)            10
                                              --------     --------      --------     --------      --------       --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations............................   52,894       93,693       47,153        69,134       (5,195)        42,240
                                              --------     --------      --------     --------      --------       --------
Distributions From:
  Net Investment Income.....................   (6,135)      (5,251)      (4,670)       (3,999)      (7,742)        (4,537)
  Net Short-Term Gains......................     (505)          --         (183)           --          (22)            --
  Net Long-Term Gains.......................   (7,238)      (2,745)      (2,133)         (913)        (474)            --
                                              --------     --------      --------     --------      --------       --------
     Total Distributions....................  (13,878)      (7,996)      (6,986)       (4,912)      (8,238)        (4,537)
                                              --------     --------      --------     --------      --------       --------
Capital Share Transactions (1):
  Shares Issued.............................  142,064      123,375      133,545        77,887      151,660         47,684
  Shares Issued in Lieu of Cash
   Distributions............................   12,779        6,403        6,873         4,617        7,485          4,462
  Shares Redeemed...........................  (94,518)     (73,184)     (51,699)      (44,244)     (24,467)       (28,302)
                                              --------     --------      --------     --------      --------       --------
     Net Increase (Decrease) from
      Capital Share Transactions............   60,325       56,594       88,719        38,260      134,678         23,844
                                              --------     --------      --------     --------      --------       --------
     Total Increase (Decrease) in Net
      Assets................................   99,341      142,291      128,886       102,482      121,245         61,547
Net Assets
  Beginning of Year.........................  411,025      268,734      297,661       195,179      206,602        145,055
                                              --------     --------      --------     --------      --------       --------
  End of Year............................... $510,366     $411,025     $426,547      $297,661     $327,847       $206,602
                                              ========     ========      ========     ========      ========       ========
(1) Shares Issued and Redeemed:
  Shares Issued.............................   11,124       11,348        8,410         5,990       15,263          5,427
  Shares Issued in Lieu of Cash
   Distributions............................    1,039          642          443           370          746            511
  Shares Redeemed...........................   (7,396)      (6,896)      (3,296)       (3,344)      (2,469)        (3,204)
                                              --------     --------      --------     --------      --------       --------
     Net Increase (Decrease) from
      Shares Issued and Redeemed............    4,767        5,094        5,557         3,016       13,540          2,734
                                              ========     ========      ========     ========      ========       ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)......................... $    622     $    395     $    658      $    392     $    862       $    406

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                    DFA International Value International Social  Emerging Markets Social
                                                    ex Tobacco Portfolio    Core Equity Portfolio Core Equity Portfolio
                                                    ----------------------  -------------------   ----------------------
                                                                                         Period
                                                      Year        Year        Year      Nov. 1,     Year        Year
                                                     Ended       Ended       Ended     2012(a) to  Ended       Ended
                                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,  Oct. 31,    Oct. 31,
                                                      2014        2013        2014        2013      2014        2013
                                                    --------    --------    --------   ---------- --------    --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..................... $ 3,015     $ 1,846     $  5,889    $  2,048  $ 16,449    $ 12,168
  Net Realized Gain (Loss) on:
    Investment Securities Sold*....................     704       1,032        1,565         469    (8,859)        183
    Futures........................................      --          --          (12)         15        --          --
    Foreign Currency Transactions..................     (23)         (1)         (71)          2      (130)       (128)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................  (4,244)     13,831      (21,347)     18,511      (553)     32,111
    Translation of Foreign Currency Denominated
     Amounts.......................................      (6)          4          (17)          1        32           2
                                                    -------     -------     --------    --------   --------    --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations....................    (554)     16,712      (13,993)     21,046     6,939      44,336
                                                    -------     -------     --------    --------   --------    --------
Distributions From:
  Net Investment Income............................  (2,984)     (2,014)      (5,245)     (1,606)  (15,936)    (11,637)
  Net Short-Term Gains.............................      --          --         (497)         --      (117)         --
  Net Long-Term Gains..............................    (380)         --          (12)         --        --     (14,134)
                                                    -------     -------     --------    --------   --------    --------
     Total Distributions...........................  (3,364)     (2,014)      (5,754)     (1,606)  (16,053)    (25,771)
                                                    -------     -------     --------    --------   --------    --------
Capital Share Transactions (1):
  Shares Issued....................................     255       1,884      195,334     146,054   224,189     305,618
  Shares Issued in Lieu of Cash Distributions......   3,364       2,014        5,159       1,408    14,379      23,993
  Shares Redeemed..................................  (5,895)         --      (22,830)    (18,046)  (90,245)    (41,300)
                                                    -------     -------     --------    --------   --------    --------
     Net Increase (Decrease) from Capital
      Share Transactions...........................  (2,276)      3,898      177,663     129,416   148,323     288,311
                                                    -------     -------     --------    --------   --------    --------
     Total Increase (Decrease) in Net Assets.......  (6,194)     18,596      157,916     148,856   139,209     306,876
Net Assets
  Beginning of Period..............................  77,688      59,092      148,856          --   764,187     457,311
                                                    -------     -------     --------    --------   --------    --------
  End of Period.................................... $71,494     $77,688     $306,772    $148,856  $903,396    $764,187
                                                    =======     =======     ========    ========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued....................................      26         228       15,398      13,564    17,414      24,079
  Shares Issued in Lieu of Cash Distributions......     343         236          411         129     1,095       1,904
  Shares Redeemed..................................    (598)         --       (1,827)     (1,589)   (7,089)     (3,274)
                                                    -------     -------     --------    --------   --------    --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed..........................    (229)        464       13,982      12,104    11,420      22,709
                                                    =======     =======     ========    ========   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)........................................... $   165     $   148     $    919    $    383  $  3,180    $  1,776

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $3, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS
               (for a share outstanding throughout each period)


                                                                                    U.S. Social Core Equity 2 Portfolio
                                                                             ------------------------------------------------
                                                                               Year      Year      Year      Year      Year
                                                                              Ended     Ended     Ended     Ended     Ended
                                                                             Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                               2014      2013      2012      2011      2010
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  12.10  $   9.31  $   8.32  $   7.83  $   6.57
                                                                             --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.19      0.18      0.14      0.11      0.10
  Net Gains (Losses) on Securities (Realized and Unrealized)................     1.29      2.87      0.98      0.48      1.25
                                                                             --------  --------  --------  --------  --------
   Total from Investment Operations.........................................     1.48      3.05      1.12      0.59      1.35
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.17)    (0.17)    (0.13)    (0.10)    (0.09)
  Net Realized Gains........................................................    (0.23)    (0.09)       --        --        --
                                                                             --------  --------  --------  --------  --------
   Total Distributions......................................................    (0.40)    (0.26)    (0.13)    (0.10)    (0.09)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  13.18  $  12.10  $   9.31  $   8.32  $   7.83
============================================================================ ========  ========  ========  ========  ========
Total Return................................................................    12.50%    33.47%    13.63%     7.57%    20.75%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $510,366  $411,025  $268,734  $189,172  $120,881
Ratio of Expenses to Average Net Assets.....................................     0.28%     0.30%     0.33%     0.35%     0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................     0.28%     0.30%     0.33%     0.35%     0.33%
Ratio of Net Investment Income to Average Net Assets........................     1.47%     1.64%     1.60%     1.28%     1.32%
Portfolio Turnover Rate.....................................................       11%       12%       13%       12%       13%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   U.S. Sustainability Core 1 Portfolio
                                                                             ------------------------------------------------
                                                                               Year      Year      Year      Year      Year
                                                                              Ended     Ended     Ended     Ended     Ended
                                                                             Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                               2014      2013      2012      2011      2010
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  14.81  $  11.43  $  10.13  $   9.57  $   8.15
                                                                             --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.23      0.21      0.18      0.14      0.13
  Net Gains (Losses) on Securities (Realized and Unrealized)................     1.91      3.44      1.29      0.56      1.42
                                                                             --------  --------  --------  --------  --------
   Total from Investment Operations.........................................     2.14      3.65      1.47      0.70      1.55
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.21)    (0.22)    (0.17)    (0.14)    (0.13)
  Net Realized Gains........................................................    (0.11)    (0.05)       --        --        --
                                                                             --------  --------  --------  --------  --------
   Total Distributions......................................................    (0.32)    (0.27)    (0.17)    (0.14)    (0.13)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  16.63  $  14.81  $  11.43  $  10.13  $   9.57
============================================================================ ========  ========  ========  ========  ========
Total Return................................................................    14.66%    32.40%    14.60%     7.31%    19.15%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $426,547  $297,661  $195,179  $148,066  $127,397
Ratio of Expenses to Average Net Assets.....................................     0.32%     0.33%     0.37%     0.37%     0.37%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................     0.32%     0.33%     0.35%     0.35%     0.37%
Ratio of Net Investment Income to Average Net Assets........................     1.44%     1.61%     1.63%     1.39%     1.46%
Portfolio Turnover Rate.....................................................        7%        2%        9%       14%        6%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                International Sustainability Core 1 Portfolio
                                                                             --------------------------------------------------
                                                                                Year      Year      Year       Year      Year
                                                                               Ended     Ended     Ended      Ended     Ended
                                                                              Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                                                                2014      2013      2012       2011      2010
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $   9.79   $   7.89  $   7.73  $   8.39   $   7.70
                                                                             --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.30       0.23      0.23      0.23       0.17
  Net Gains (Losses) on Securities (Realized and Unrealized)................    (0.33)      1.90      0.15     (0.66)      0.68
                                                                             --------   --------  --------  --------   --------
   Total from Investment Operations.........................................    (0.03)      2.13      0.38     (0.43)      0.85
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.28)     (0.23)    (0.21)    (0.23)     (0.16)
  Net Realized Gains........................................................    (0.02)        --     (0.01)       --         --
                                                                             --------   --------  --------  --------   --------
   Total Distributions......................................................    (0.30)     (0.23)    (0.22)    (0.23)     (0.16)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $   9.46   $   9.79  $   7.89  $   7.73   $   8.39
============================================================================ ========   ========  ========  ========   ========
Total Return................................................................    (0.43)%    27.38%     5.18%    (5.41)%    11.29%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $327,847   $206,602  $145,055  $116,447   $106,545
Ratio of Expenses to Average Net Assets.....................................     0.49%      0.52%     0.57%     0.57%      0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................     0.49%      0.50%     0.56%     0.54%      0.55%
Ratio of Net Investment Income to Average Net Assets........................     2.98%      2.57%     2.96%     2.66%      2.15%
Portfolio Turnover Rate.....................................................        3%         2%       11%       13%         7%
---------------------------------------------------------------------------------------------------------------------------------

                                                                              DFA International Value ex Tobacco Portfolio
                                                                             ---------------------------------------------
                                                                               Year      Year     Year     Year      Year
                                                                              Ended     Ended    Ended    Ended     Ended
                                                                             Oct. 31,  Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                                               2014      2013     2012     2011      2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  9.69   $  7.82  $  7.89  $  8.87   $  8.22
                                                                             -------   -------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................    0.38      0.24     0.26     0.27      0.19
  Net Gains (Losses) on Securities (Realized and Unrealized)................   (0.46)     1.89    (0.08)   (0.99)     0.64
                                                                             -------   -------  -------  -------   -------
   Total from Investment Operations.........................................   (0.08)     2.13     0.18    (0.72)     0.83
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................   (0.38)    (0.26)   (0.25)   (0.26)    (0.18)
  Net Realized Gains........................................................   (0.05)       --       --       --        --
                                                                             -------   -------  -------  -------   -------
   Total Distributions......................................................   (0.43)    (0.26)   (0.25)   (0.26)    (0.18)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  9.18   $  9.69  $  7.82  $  7.89   $  8.87
============================================================================ ========  ======== ======== ========  ========
Total Return................................................................   (1.05)%   27.77%    2.61%   (8.37)%   10.49%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $71,494   $77,688  $59,092  $52,927   $64,645
Ratio of Expenses to Average Net Assets.....................................    0.55%     0.60%    0.60%    0.60%     0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................    0.54%     0.56%    0.62%    0.61%     0.62%
Ratio of Net Investment Income to Average Net Assets........................    3.94%     2.75%    3.43%    2.99%     2.30%
Portfolio Turnover Rate.....................................................      23%       16%      16%      21%       23%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                       International Social Core
                                                                            Equity Portfolio
                                                                       -------------------
                                                                                      Period
                                                                                     Nov. 1,
                                                                          Year       2012(a)
                                                                         Ended          to
                                                                        Oct. 31,     Oct. 31,
                                                                          2014         2013
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.................................. $  12.30   $  10.00
                                                                       --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................     0.35       0.27
 Net Gains (Losses) on Securities (Realized and Unrealized)...........    (0.50)      2.27
                                                                       --------   --------
   Total from Investment Operations...................................    (0.15)      2.54
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................    (0.35)     (0.24)
 Net Realized Gains...................................................    (0.04)        --
                                                                       --------   --------
   Total Distributions................................................    (0.39)     (0.24)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................ $  11.76   $  12.30
=====================================================================  ========   ========
Total Return..........................................................    (1.40)%    25.81%(C)
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................................. $306,772   $148,856
Ratio of Expenses to Average Net Assets...............................     0.53%      0.60%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)....................................     0.50%      0.68%(B)(D)
Ratio of Net Investment Income to Average Net Assets..................     2.78%      2.44%(B)(D)
Portfolio Turnover Rate...............................................        5%        14%(C)
--------------------------------------------------------------------------------------------------

                                                                         Emerging Markets Social Core Equity Portfolio
                                                                       -------------------------------------------------


                                                                         Year      Year      Year       Year      Year
                                                                        Ended     Ended     Ended      Ended     Ended
                                                                       Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                                                         2014      2013      2012       2011      2010
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.................................. $  12.92  $  12.55  $  12.33  $  14.80   $  11.51
                                                                       --------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................     0.26      0.24      0.24      0.28       0.20
 Net Gains (Losses) on Securities (Realized and Unrealized)...........    (0.13)     0.72      0.17     (1.85)      3.29
                                                                       --------  --------  --------  --------   --------
   Total from Investment Operations...................................     0.13      0.96      0.41     (1.57)      3.49
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................    (0.25)    (0.23)    (0.19)    (0.30)     (0.20)
 Net Realized Gains...................................................       --     (0.36)       --     (0.60)        --
                                                                       --------  --------  --------  --------   --------
   Total Distributions................................................    (0.25)    (0.59)    (0.19)    (0.90)     (0.20)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................ $  12.80  $  12.92  $  12.55  $  12.33   $  14.80
=====================================================================  ========  ========  ========  ========   ========
Total Return..........................................................     0.98%     7.74%     3.41%   (11.29)%    30.63%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................................. $903,396  $764,187  $457,311  $435,565   $615,735
Ratio of Expenses to Average Net Assets...............................     0.63%     0.66%     0.75%     0.70%      0.67%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)....................................     0.63%     0.66%     0.75%     0.71%      0.67%
Ratio of Net Investment Income to Average Net Assets..................     2.04%     1.94%     1.92%     1.99%      1.57%
Portfolio Turnover Rate...............................................       10%        2%       44%       28%        14%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers seventy-seven operational portfolios, six of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining seventy-one portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio (the "Domestic Equity Portfolios") and International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Social Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. For the year ended October 31, 2014, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              U.S. Social Core Equity 2 Portfolio........... 0.25%
              U.S. Sustainability Core 1 Portfolio.......... 0.29%
              International Sustainability Core 1 Portfolio. 0.42%
              DFA International Value ex Tobacco Portfolio.. 0.45%
              International Social Core Equity Portfolio.... 0.37%
              Emerging Markets Social Core Equity Portfolio. 0.55%

   Pursuant to an Amended Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of its advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2014, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                               Previously
                                                                Recovery      Waived Fees/
                                                              of Previously     Expenses
                                                    Expense   Waived Fees/       Assumed
                                                   Limitation   Expenses    Subject to Future
                                                     Amount      Assumed        Recovery
                                                   ---------- ------------- -----------------
U.S. Social Core Equity 2 Portfolio (1)...........    0.60%         --             --
U.S. Sustainability Core 1 Portfolio (2)..........    0.37%         --             --
International Sustainability Core 1 Portfolio (2).    0.57%         --             --
DFA International Value ex Tobacco Portfolio (3)..    0.60%        $ 8             --
International Social Core Equity Portfolio (2)....    0.60%         74             --
Emerging Markets Social Core Equity Portfolio (2).    0.85%         --             --

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that the Portfolio Expenses do not exceed the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

                                                          Fees Paid
                                                          Indirectly
                                                          ----------
           International Sustainability Core 1 Portfolio.    $ 2
           DFA International Value ex Tobacco Portfolio..     --
           International Social Core Equity Portfolio....      2
           Emerging Markets Social Core Equity Portfolio.      3

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $262 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               U.S. Social Core Equity 2 Portfolio........... $ 6
               U.S. Sustainability Core 1 Portfolio..........   6
               International Sustainability Core 1 Portfolio.   4
               DFA International Value ex Tobacco Portfolio..   2
               International Social Core Equity Portfolio....   1
               Emerging Markets Social Core Equity Portfolio.  20

E. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                       Purchases  Sales
                                                       --------- -------
        U.S. Social Core Equity 2 Portfolio........... $106,966  $50,723
        U.S. Sustainability Core 1 Portfolio..........  112,045   25,460
        International Sustainability Core 1 Portfolio.  140,298    8,494
        DFA International Value ex Tobacco Portfolio..   17,275   20,742
        International Social Core Equity Portfolio....  185,422   11,128
        Emerging Markets Social Core Equity Portfolio.  232,439   84,257

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, foreign capital gains tax, tax equalization, non-deductible expenses, and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
U.S. Social Core Equity 2 Portfolio...........      $966           $(372)        $  (594)
U.S. Sustainability Core 1 Portfolio..........       354            (176)           (178)
International Sustainability Core 1 Portfolio.        64             (12)            (52)
DFA International Value ex Tobacco Portfolio..        11             (14)              3
International Social Core Equity Portfolio....       133            (108)            (25)
Emerging Markets Social Core Equity Portfolio.       519             891          (1,410)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains  Total
                                               -------------- ------------- -------
U.S. Social Core Equity 2 Portfolio
2013..........................................    $ 5,251        $ 2,745    $ 7,996
2014..........................................      6,640          7,238     13,878
U.S. Sustainability Core 1 Portfolio
2013..........................................      3,999            913      4,912
2014..........................................      4,853          2,133      6,986
International Sustainability Core 1 Portfolio
2013..........................................      4,537             --      4,537
2014..........................................      7,784            454      8,238
DFA International Value ex Tobacco Portfolio
2013..........................................      2,014             --      2,014
2014..........................................      2,984            380      3,364
International Social Core Equity Portfolio
2013..........................................      1,606             --      1,606
2014..........................................      5,742             12      5,754
Emerging Markets Social Core Equity Portfolio
2013..........................................     11,666         14,105     25,771
2014..........................................     16,053             --     16,053

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               Net Investment
                                                   Income
                                               and Short-Term   Long-Term
                                               Capital Gains  Capital Gains Total
                                               -------------- ------------- -----
U.S. Social Core Equity 2 Portfolio...........      $389          $577      $966
U.S. Sustainability Core 1 Portfolio..........       162           192       354
International Sustainability Core 1 Portfolio.        64            --        64
DFA International Value ex Tobacco Portfolio..         9             2        11
International Social Core Equity Portfolio....       106            27       133
Emerging Markets Social Core Equity Portfolio.       374            --       374

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                               Undistributed                                              Total Net
                                               Net Investment                                           Distributable
                                                   Income     Undistributed                Unrealized     Earnings
                                               and Short-Term   Long-Term   Capital Loss  Appreciation  (Accumulated
                                               Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                               -------------- ------------- ------------ -------------- -------------
U.S. Social Core Equity 2 Portfolio...........     $  962        $9,854             --      $149,313      $160,129
U.S. Sustainability Core 1 Portfolio..........        692         5,861             --       136,540       143,093
International Sustainability Core 1 Portfolio.        947            --       $   (564)       25,456        25,839
DFA International Value ex Tobacco Portfolio..        290           570             --         2,113         2,973
International Social Core Equity Portfolio....        978         1,447             --        (2,947)         (522)
Emerging Markets Social Core Equity Portfolio.      4,211            --        (10,339)       79,212        73,084

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

                                                       Unlimited  Total
                                                       --------- -------
        U.S. Social Core Equity 2 Portfolio...........       --       --
        U.S. Sustainability Core 1 Portfolio..........       --       --
        International Sustainability Core 1 Portfolio.  $   564  $   564
        DFA International Value ex Tobacco Portfolio..       --       --
        International Social Core Equity Portfolio....       --       --
        Emerging Markets Social Core Equity Portfolio.   10,339   10,339

   During the year ended October 31, 2014, each Portfolio did not utilize capital loss carryforwards.

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                       Net
                                                                                    Unrealized
                                               Federal   Unrealized   Unrealized   Appreciation
                                               Tax Cost Appreciation Depreciation (Depreciation)
                                               -------- ------------ ------------ --------------
U.S. Social Core Equity 2 Portfolio........... $427,690   $159,681     $(10,368)     $149,313
U.S. Sustainability Core 1 Portfolio..........  337,290    142,141       (5,601)      136,540
International Sustainability Core 1 Portfolio.  324,164     49,363      (23,895)       25,468
DFA International Value ex Tobacco Portfolio..   73,283      9,270       (7,149)        2,121
International Social Core Equity Portfolio....  333,110     19,855      (22,783)       (2,928)
Emerging Markets Social Core Equity Portfolio.  888,902    170,682      (91,489)       79,193

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   2. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

   At October 31, 2014, the Portfolios had no outstanding futures contracts.

   The following is a summary of the location on the International Social Core Equity Portfolio's Statement of Operations of realized gains and losses from the Portfolio's derivative instrument holdings through the year ended
October 31, 2014:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

   The following is a summary of the location of realized gains and losses from the International Social Core Equity Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2014 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                                   Derivatives Recognized in Income
                                                   -------------------------------
                                                   Total      Equity Contracts
                                                   -----      ----------------
      International Social Core Equity Portfolio*. $(12)            $(12)

* As of October 31, 2014, there were no futures contracts outstanding. During the year ended October 31, 2014, the Portfolios had limited activity in futures contracts.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                 Weighted      Weighted    Number of   Interest Maximum Amount
                                                  Average      Average        Days     Expense  Borrowed During
                                               Interest Rate Loan Balance Outstanding* Incurred   The Period
                                               ------------- ------------ ------------ -------- ---------------
U.S. Social Core Equity 2 Portfolio...........     0.85%        $  804         49        $ 1        $3,477
U.S. Sustainability Core 1 Portfolio..........     0.84%           200          5         --           255
International Sustainability Core 1 Portfolio.     0.83%           482          3         --           482
DFA International Value ex Tobacco Portfolio..     0.83%           363         46         --         2,833
International Social Core Equity Portfolio....     0.84%           444         16         --         1,140
Emerging Markets Social Core Equity Portfolio.     0.84%         2,586         37          2         9,215

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2014.

I. Securities Lending:

   As of October 31, 2014, the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                            Market
                                                            Value
                                                            -------
             U.S. Social Core Equity 2 Portfolio........... $ 1,476
             U.S. Sustainability Core 1 Portfolio..........   1,092
             International Sustainability Core 1 Portfolio.     423
             DFA International Value ex Tobacco Portfolio..     205
             International Social Core Equity Portfolio....     396
             Emerging Markets Social Core Equity Portfolio.  34,819

   The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At October 31, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                               Percentage of
                                                   Number of    Outstanding
                                                  Shareholders    Shares
                                                  ------------ -------------
   U.S. Social Core Equity 2 Portfolio...........      5            71%
   U.S. Sustainability Core 1 Portfolio..........      4            89%
   International Sustainability Core 1 Portfolio.      5            88%
   DFA International Value ex Tobacco Portfolio..      3            95%
   International Social Core Equity Portfolio....      6            66%
   Emerging Markets Social Core Equity Portfolio.      5            43%

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio, International Social Core Equity Portfolio, and Emerging Markets Social Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2014.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2014.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were two Strategy Committee meetings held during the fiscal year ended October 31, 2014.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the DFA   Principal Occupation(s) During Past 5
   with the Fund, Address     Term of Office/1/ and      Fund Complex/2/        Years and Other Directorships of Public
     and Year of Birth         Length of Service             Overseen                       Companies Held
------------------------------------------------------------------------------------------------------------------------
                                           Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983       108 portfolios in 4      Leo Melamed Professor of Finance,
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     University of Chicago Booth School of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Business.
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       108 portfolios in 4      Steven G. Rothmeier Professor and
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Distinguished Service Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                                Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                                   School of Business (since 1965). Member
Booth School of Business                                                        and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                         Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                               (futures trading exchange) (since
1939                                                                            2004). Trustee, Harbor Fund (registered
                                                                                investment company) (29 Portfolios)
                                                                                (since 1994). Formerly, Member of the
                                                                                Board of Milwaukee Insurance Company
                                                                                (1997-2010).
------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       108 portfolios in 4      Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     School of Management (since 1984).
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                                   Capital Management, LLC (hedge fund and
P.O. Box 208200                                                                 asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                        to Morningstar Inc. (since 2006).
1943                                                                            Formerly, Director, BIRR Portfolio
                                                                                Analysis, Inc. (software products)
                                                                                (1990-2010).
------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       108 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010          investment companies     Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM.     DFAITC-Since 2010                                Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                                   Management and Economics, Graduate
School of Business                                                              School of Business, Stanford University
518 Memorial Way                                                                (since 1995). Cornerstone Research
Stanford, CA 94305-5015                                                         (expert testimony and economic and
1948                                                                            financial analysis) (since 2009).
                                                                                Formerly, Chairman of the President
                                                                                George W. Bush's Council of Economic
                                                                                Advisers (2006-2009). Formerly, Council
                                                                                of Economic Advisors, State of
                                                                                California (2005-2006). Formerly,
                                                                                Commissioner, White House Panel on Tax
                                                                                Reform (2005)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       108 portfolios in 4      Chief Investment Strategist, Janus
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                                   Graduate School of Business, Stanford
Advisors, LP                                                                    University (since 1981). Chairman,
6300 Bee Cave Road                                                              Ruapay Inc. (since 2013). Formerly,
Building 1                                                                      Chairman, Platinum Grove Asset
Austin, TX 78746                                                                Management, L.P. (hedge fund)
1941                                                                            (formerly, Oak Hill Platinum Partners)
                                                                                (1999-2009). Formerly, Director,
                                                                                American Century Fund Complex
                                                                                (registered investment companies) (43
                                                                                Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       108 portfolios in 4      Boris and Irene Stern Distinguished
Director of DFAIDG and DIG.    DIG-Since 2000          investment companies     Service Professor of Accounting,
Trustee of DFAITC and DEM.     DFAITC-Since 2000                                University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                                   Business (since 1980). Director, HNI
Booth School of Business                                                        Corporation (formerly known as HON
5807 S. Woodlawn                                                                Industries Inc.) (office furniture)
Avenue Chicago, IL 60637                                                        (since 2000). Director, Ryder System
1953                                                                            Inc. (transportation, logistics and
                                                                                supply-chain management) (since 2003).
                                                                                Trustee, UBS Funds (4 investment
                                                                                companies within the fund complex) (33
                                                                                portfolios) (since 2009). Formerly,
                                                                                Co-Director Investment Research,
                                                                                Fundamental Investment Advisors (hedge
                                                                                fund) (2008-2011).
------------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
     and Year of Birth       Length of Service            Overseen             Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981      108 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,  DIG-Since 1992         investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief       DFAITC-Since 1992                             Officer (until 1/1/2010) of the following companies:
Executive Officer            DEM-Since 1993                                Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road,                                                        Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009-2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and Co-
                                                                           Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009      108 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief   DIG-Since 2009         investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-    DFAITC-Since 2009                             2014), Director/Trustee, and formerly, Chief
Chief Investment Officer     DEM-Since 2009                                Investment Officer (March 2007 - June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice President
                                                                           of the DFA Entities and Dimensional Fund Advisors
                                                                           Canada ULC. Director and Chief Investment Officer
                                                                           (since December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of                        Term of Office/1/ and
      Birth             Position        Length of Service           Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
                                                     Officers
----------------------------------------------------------------------------------------------------------------------
April A. Aandal    Vice President           Since 2008         Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta   Vice President           Since 2012         Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery    Vice President           Since 2005         Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow   Vice President           Since 1993         Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
----------------------------------------------------------------------------------------------------------------------
Peter Bergan       Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth  Vice President           Since 2007         Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown   Vice President and       Since 2001         Vice President and Assistant Secretary of all the
1967               Assistant Secretary                         DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler    Vice President           Since 2007         Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit  Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
James G. Charles   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
----------------------------------------------------------------------------------------------------------------------

   Name and Year of                         Term of Office/1/ and
        Birth                Position       Length of Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President          Since 2009         Vice President of all the DFA Entities. Co-Head of
1966                                                               Portfolio Management (since March 2012) and
                                                                   Senior Portfolio Manager (since January 2012) for
                                                                   Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                   Manager for Dimensional Fund Advisors LP (October
                                                                   2005 to January 2012).
-------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                               Counsel for Dimensional Fund Advisors LP (April
                                                                   2012 - January 2014); Vice President and Counsel
                                                                   for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President          Since 2004         Vice President of all the DFA Entities, DFA Australia
1972                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC. Head of Global Institutional Services for
                                                                   Dimensional Fund Advisors LP (since January
                                                                   2014). Formerly, Head of Institutional, North America
                                                                   (March 2012 to December 2013) and Head of
                                                                   Portfolio Management (January 2006 to March 2012)
                                                                   for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (September 2011-March 2013); Vice President at
                                                                   MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2010-March 2014); Vice President, Sales
                                                                   and Business Development at AdvisorsIG (PPMG)
                                                                   (2009-2010); Vice President at Credit Suisse (2007-
                                                                   2009).
-------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (2003-March 2014).
-------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President          Since 2012         Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President          Since 2007         Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1955                                                               Senior Vice President and Managing Director at
                                                                   State Street Bank & Trust Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and      Since 2004         Vice President and Chief Compliance Officer of all
1965                    Global Chief                               the DFA Entities, DFA Australia Limited, and
                        Compliance Officer                         Dimensional Fund Advisors Ltd. Chief Compliance
                                                                   Officer of Dimensional Fund Advisors Canada.
                                                                   Formerly, Vice President and Chief Compliance
                                                                   Officer for Dimensional SmartNest (US) LLC
                                                                   (October 2010- 2014).
-------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President          Since 1999         Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President          Since 1994         Vice President of all the DFA Entities, DFA Australia
1957                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC.
-------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director (January 2012-January 2014) and
                                                                   Senior Associate (August 2010-December 2011) for
                                                                   Dimensional Fund Advisors LP; MBA and MPA at
                                                                   the University of Texas at Austin (August 2007-May
                                                                   2010).
-------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1972                                                               Research Associate (August 2008-March 2010) and
                                                                   Research Assistant (April 2006-August 2008) for
                                                                   Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                         Term of Office/1/ and
       Birth              Position        Length of Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner   Vice President           Since 2001         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan       Vice President           Since 2014         Vice President of all the DFA Entities. Head of
1979                                                             Marketing for Dimensional Fund Advisors LP (since
                                                                 February 2013). Formerly, Senior Manager of
                                                                 Research and Marketing for Dimensional Fund
                                                                 Advisors LP (June 2012-January 2013); Director of
                                                                 Mutual Fund Analysis at Morningstar (January 2008-
                                                                 May 2012).
-----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice   Vice President and       Since 1998         Vice President and Assistant Secretary of all the
1965                 Assistant Secretary                         DFA Entities and DFA Australia Limited. Chief
                                                                 Operating Officer for Dimensional Fund Advisors
                                                                 Pte. Ltd. (since April 2013). Formerly, Chief
                                                                 Operating Officer for Dimensional Fund Advisors Ltd.
                                                                 (July 2008-March 2013).
-----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker  Vice President           Since 2004         Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall       Vice President           Since 2008         Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) for
                                                                 Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                 Manager for Dimensional Fund Advisors LP
                                                                 (September 2004-January 2012).
-----------------------------------------------------------------------------------------------------------------------
Edward A. Foley      Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (August 2011-January 2014); Senior Vice President
                                                                 of First Trust Advisors L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman    Vice President           Since 2009         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour     Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum       Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
-----------------------------------------------------------------------------------------------------------------------
Henry F. Gray        Vice President           Since 2000         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
John T. Gray         Vice President           Since 2007         Vice President of all the DFA Entities.
1974
-----------------------------------------------------------------------------------------------------------------------
Christian Gunther    Vice President           Since 2011         Vice President of all the DFA Entities. Senior Trader
1975                                                             for Dimensional Fund Advisors LP (since 2012).
                                                                 Formerly, Senior Trader (2009-2012).
-----------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins    Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP (January
                                                                 2011-January 2014); Vice President and Senior
                                                                 Counsel for State Street Global Advisors (November
                                                                 2008-January 2011).
-----------------------------------------------------------------------------------------------------------------------
Joel H. Hefner       Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Julie C. Henderson   Vice President and       Since 2005         Vice President and Fund Controller of all the DFA
1974                 Fund Controller                             Entities, Dimensional Cayman Commodity Fund I
                                                                 Ltd. and Dimensional Japan Ltd.
-----------------------------------------------------------------------------------------------------------------------
Kevin B. Hight       Vice President           Since 2005         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Christine W. Ho      Vice President           Since 2004         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Michael C. Horvath   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1960                                                             Managing Director, Co-Head Global Consultant
                                                                 Relations at BlackRock (2004-2011).
-----------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth                Position          Length of Service            Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon         Vice President               Since 2004         Vice President of all the DFA Entities and
1973                                                                 Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------------
Garret D. Jones      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                                 Manager of Sales and Marketing Systems (January
                                                                     2011-January 2014) and Project Manager (2007-
                                                                     2010) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones     Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                                 Facilities Manager for Dimensional Fund Advisors
                                                                     LP (October 2008-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President               Since 2014         Vice President of all the DFA Entities. Head of
1978                                                                 Operations for Financial Advisor Services for
                                                                     Dimensional Fund Advisors LP (since July 2014).
                                                                     Formerly, Counsel of Dimensional Fund Advisors LP
                                                                     (August 2011-January 2014); Associate at Andrews
                                                                     Kurth LLP (2006-2011).
---------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President and           Since 2003         Vice President of all the DFA Entities, Dimensional
1954                 Chief Operating Officer                         Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Chief Operating
                                                                     Officer of Dimensional Holdings Inc., DFA Securities
                                                                     LLC, Dimensional Fund Advisors LP, Dimensional
                                                                     Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd., Dimensional Advisors Ltd. And Dimensional
                                                                     Fund Advisors Pte. Ltd. Director, Vice President, and
                                                                     Chief Privacy Officer of Dimensional Fund Advisors
                                                                     Canada ULC. Director of DFA Australia Limited,
                                                                     Dimensional Fund Advisors Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Director and Vice
                                                                     President of Dimensional Hong Kong Limited and
                                                                     Dimensional Fund Advisors Pte. Ltd.
---------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (October 2004-January 2013).
---------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1948                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (April 2006-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President               Since 2010         Vice President of all the DFA Entities. Portfolio
1971                                                                 Manager for Dimensional Fund Advisors LP (since
                                                                     June 2004).
---------------------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                                 Creative Director for Dimensional Fund Advisors LP
                                                                     (September 2012-January 2014); Vice President and
                                                                     Global Creative Director at Morgan Stanley
                                                                     (2007-2012); Visiting Assistant Professor, Graduate
                                                                     Communications Design at Pratt Institute
                                                                     (2004-2012).
---------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President               Since 2011         Vice President of all the DFA Entities. Head of
1971                                                                 Defined Contribution Sales for Dimensional Fund
                                                                     Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President               Since 2004         Vice President of all the DFA Entities. Senior
1971                                                                 Portfolio Manager of Dimensional Fund Advisors LP
                                                                     (since January 2012). Formerly, Portfolio Manager
                                                                     for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1981                                                                 Senior Associate, Investment Analytics and Data
                                                                     (January 2012-December 2012) and Systems
                                                                     Developer (June 2007-December 2011) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1966                                                                 Regional Director (May 2010-January 2014) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President               Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (2007-2010).
---------------------------------------------------------------------------------------------------------------------------

 Name and Year of                          Term of Office/1/ and
      Birth               Position         Length of Service             Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Michael F. Lane     Vice President             Since 2004         Vice President of all the DFA Entities. Formerly,
1967                                                              Chief Executive Officer for Dimensional SmartNest
                                                                  (US) LLC (July 2012-November 2014).
-------------------------------------------------------------------------------------------------------------------------
Francis R. Lao      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly, Vice
1969                                                              President - Global Operations at Janus Capital
                                                                  Group (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
David F. LaRusso    Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1978                                                              Senior Trader (January 2010-December 2012) and
                                                                  Trader (2000-2009) for Dimensional Fund Advisors
                                                                  LP.
-------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee       Vice President             Since 2005         Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly,
1980                                                              Research Associate for Dimensional Fund Advisors
                                                                  LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------------------
John B. Lessley     Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1960                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu   Vice President             Since 2009         Vice President of all the DFA Entities.
1969
-------------------------------------------------------------------------------------------------------------------------
Peter Magnusson     Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1969                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2011-January 2014); Vice President at
                                                                  Columbia Management (2004-2010).
-------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell   Vice President             Since 2010         Vice President of all the DFA Entities and
1972                                                              Dimensional Cayman Commodity Fund I Ltd.
                                                                  Formerly, Counsel for Dimensional Fund Advisors
                                                                  LP (September 2006-January 2010).
-------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus     Vice President             Since 2008         Vice President of all DFA Entities and Head of
1970                                                              Global Human Resources for Dimensional Fund
                                                                  Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
David R. Martin     Vice President, Chief      Since 2007         Vice President, Chief Financial Officer and Treasurer
1956                Financial Officer and                         of all the DFA Entities. Director, Vice President,
                    Treasurer                                     Chief Financial Officer and Treasurer of Dimensional
                                                                  Fund Advisors Ltd., DFA Australia Limited,
                                                                  Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                                  Kong Limited, Dimensional Fund Advisors Canada
                                                                  ULC, and Dimensional Cayman Commodity Fund I
                                                                  Ltd. Director of Dimensional Funds plc and
                                                                  Dimensional Funds II plc. Statutory Auditor of
                                                                  Dimensional Japan Ltd. Formerly, Chief Financial
                                                                  Officer, Treasurer and Vice President of Dimensional
                                                                  SmartNest (US) LLC (October 2010-November
                                                                  2014).
-------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune    Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1975                                                              Regional Director of Dimensional Fund Advisors LP
                                                                  (January 2009-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis   Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1984                                                              Regional Director (January 2009-January 2014) and
                                                                  Senior Associate (2011) for Dimensional Fund
                                                                  Advisors LP; Investment Consultant (March 2010-
                                                                  December 2010) and Investment Analyst (December
                                                                  2007-March 2010) at Towers Watson.
-------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson  Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                              Manager, Investment Systems (2011-January 2013)
                                                                  and Project Manager (2007-2010) for Dimensional
                                                                  Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth               Position            Length of Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                      Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                                LP (since December 2012). Formerly, Chief
                                                                       Compliance Officer of Wellington Management
                                                                       Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities and
1974                                                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                       General Counsel, Funds (since 2011). Formerly,
                                                                       Counsel for Dimensional Fund Advisors LP (2007-
                                                                       2010).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                       Dimensional Fund II plc.
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       July 2005).
-----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President         Since 2010                 Vice President of all the DFA Entities. Formerly,
1978                                                                   Senior Compliance Officer (January 2008-January
                                                                       2010) and Compliance Officer (February 2006-
                                                                       December 2007) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (2012-January 2013); Senior Consultant (June 2011-
                                                                       December 2011) and Senior Investment Analyst and
                                                                       Consultant (July 2008-June 2011) at Hewitt
                                                                       EnnisKnupp.
-----------------------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President         Since 1993                 Vice President of all the DFA Entities, DFA Australia
1961                                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President         Since 2011                 Vice President of all the DFA Entities. Portfolio
1970                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       2006).
-----------------------------------------------------------------------------------------------------------------------------
Theodore W. Randall  Vice President         Since 2008                 Vice President of all the DFA Entities. Formerly,
1973                                                                   Research Associate for Dimensional Fund Advisors
                                                                       LP (2006 to 2008).
-----------------------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1967                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014); Vice President at
                                                                       BlackRock (2009-2010).
-----------------------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1969                                                                   Planning and Analysis Manager for Dimensional
                                                                       Fund Advisors LP (July 2007-January 2014).
-----------------------------------------------------------------------------------------------------------------------------

 Name and Year of                    Term of Office/1/ and
       Birth            Position     Length of Service            Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1981                                                        Research Associate (June 2011-January 2012) for
                                                            Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President      Since 2005         Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1960                                                        Senior Manager, Human Resources for Dimensional
                                                            Fund Advisors LP (January 2012-January 2014);
                                                            Director of Human Resources at Spansion, Inc.
                                                            (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1959                                                        Client Systems Manager for Dimensional Fund
                                                            Advisors LP (July 2008-January 2010); Senior
                                                            Manager at Vanguard (November 1997-July 2008).
------------------------------------------------------------------------------------------------------------------
Walid A. Shinnawi    Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1961                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (March 2006-January 2010).
------------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President      Since 2009         Vice President of all the DFA Entities. Formerly,
1965                                                        Investment Operations Manager for Dimensional
                                                            Fund Advisors LP (May 2007-January 2009).
------------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President      Since 2007         Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1981                                                        Manager for Dimensional Fund Advisors LP (since
                                                            January 2012). Formerly, Investment Associate for
                                                            Dimensional Fund Advisors LP (August 2010-
                                                            December 2011).
------------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President      Since 2007         Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1977                                                        Manager of Dimensional Fund Advisors LP (since
                                                            January 2010).
------------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                        Project Manager for Dimensional Fund Advisors LP
                                                            (2007-2010).
------------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President      Since 2004         Vice President of all the DFA Entities and
1956                                                        Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------
Carl G. Snyder       Vice President      Since 2000         Vice President of all the DFA Entities.
1963
------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President      Since 2004         Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1973                                                        Manager, Investment Analytics and Data (2012-
                                                            January 2013) and Research Assistant (2002-2011)
                                                            for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Erik T. Totten       Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1980                                                        Regional Director (2010-January 2013) and Senior
                                                            Associate (2007-2009) for Dimensional Fund
                                                            Advisors LP.
------------------------------------------------------------------------------------------------------------------
John H. Totten       Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1978                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (January 2008-January 2012).
------------------------------------------------------------------------------------------------------------------
Robert C. Trotter    Vice President      Since 2009         Vice President of all the DFA Entities.
1958
------------------------------------------------------------------------------------------------------------------
Karen E. Umland      Vice President      Since 1997         Vice President of all the DFA Entities, DFA Australia
1966                                                        Limited, Dimensional Fund Advisors Ltd., and
                                                            Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------

  Name and Year of                    Term of Office/1/ and
       Birth             Position     Length of Service           Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (September 2008-January 2014).
----------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President      Since 2009         Vice President of all the DFA Entities. Portfolio
1970                                                         Manager for Dimensional Fund Advisors LP (since
                                                             2004).
----------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President      Since 1997         Vice President of all the DFA Entities.
1951
----------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President      Since 2007         Vice President of all the DFA Entities.
1976
----------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President      Since 2005         Vice President of all the DFA Entities.
1955
----------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1978                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (2005-2010).
----------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

   For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2013 to October 31, 2014, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                        Qualifying
                                                                                                           For
                                                    Net                                                 Corporate
                                                Investment    Short-Term     Long-Term                  Dividends   Qualifying
                                                  Income     Capital Gain  Capital Gain      Total       Received    Dividend
DFA Investment Dimensions Group Inc.           Distributions Distributions Distributions Distributions Deduction(1) Income(2)
------------------------------------           ------------- ------------- ------------- ------------- ------------ ----------
U.S. Social Core Equity 2 Portfolio...........      43%            4%           53%           100%         100%        100%
U.S. Sustainability Core 1 Portfolio..........      66%            2%           32%           100%         100%        100%
International Sustainability Core 1 Portfolio.      94%           --             6%           100%         100%        100%
DFA International Value ex Tobacco Portfolio..      89%           --            11%           100%         100%        100%
International Social Core Equity Portfolio....      91%            8%            1%           100%         100%        100%
Emerging Markets Social Core Equity Portfolio.      99%            1%           --            100%         100%        100%

                                                                              Qualifying
                                                                                Short-
                                                Foreign   Foreign  Qualifying    Term
                                                  Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.           Credit(3) Income(4) Income(5)   Gain(6)
------------------------------------           --------- --------- ---------- ----------
U.S. Social Core Equity 2 Portfolio...........    --         --       100%       100%
U.S. Sustainability Core 1 Portfolio..........    --         --       100%       100%
International Sustainability Core 1 Portfolio.     5%       100%      100%       100%
DFA International Value ex Tobacco Portfolio..     3%       100%      100%       100%
International Social Core Equity Portfolio....     4%       100%      100%       100%
Emerging Markets Social Core Equity Portfolio.     7%       100%      100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103114-014A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2014

DFA Investment Dimensions Group Inc.
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

The DFA Investment Trust Company
Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2014

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                                 ANNUAL REPORT

                               Table of Contents

                                                                                 Page
                                                                                 ----
Letter to Shareholders
Definitions of Abbreviations and Footnotes......................................   1
DFA Investment Dimensions Group Inc.
   Performance Charts...........................................................   2
   Management's Discussion and Analysis.........................................   6
   Disclosure of Fund Expenses..................................................  10
   Disclosure of Portfolio Holdings.............................................  12
   Schedule of Investments/Summary Schedules of Portfolio Holdings
       Tax-Managed U.S. Marketwide Value Portfolio..............................  14
       Tax-Managed U.S. Equity Portfolio........................................  15
       Tax-Managed U.S. Targeted Value Portfolio................................  18
       Tax-Managed U.S. Small Cap Portfolio.....................................  21
       T.A. U.S. Core Equity 2 Portfolio........................................  24
       Tax-Managed DFA International Value Portfolio............................  27
       T.A. World ex U.S. Core Equity Portfolio.................................  31
   Statements of Assets and Liabilities.........................................  37
   Statements of Operations.....................................................  39
   Statements of Changes in Net Assets..........................................  41
   Financial Highlights.........................................................  43
   Notes to Financial Statements................................................  47
   Report of Independent Registered Public Accounting Firm......................  59
The DFA Investment Trust Company - The Tax-Managed U.S. Marketwide Value Series
   Performance Chart............................................................  60
   Management's Discussion and Analysis.........................................  61
   Disclosure of Fund Expenses..................................................  62
   Disclosure of Portfolio Holdings.............................................  63
   Summary Schedule of Portfolio Holdings.......................................  64
   Statement of Assets and Liabilities..........................................  67
   Statement of Operations......................................................  68
   Statements of Changes in Net Assets..........................................  69
   Financial Highlights.........................................................  70
   Notes to Financial Statements................................................  71
   Report of Independent Registered Public Accounting Firm......................  76
Fund Management.................................................................  77
Voting Proxies on Fund Portfolio Securities.....................................  88
Notice to Shareholders..........................................................  89

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000(R) VALUE INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

             Tax-Managed U.S. Marketwide       Russell 3000(R)
                  Value Portfolio               Value Index
             ---------------------------      ----------------
10/31/04                10,000                     10,000
11/30/04                10,676                     10,538
12/31/04                11,024                     10,882
 1/31/05                10,782                     10,668
 2/28/05                11,194                     11,010
 3/31/05                11,079                     10,852
 4/30/05                10,675                     10,628
 5/31/05                11,136                     10,915
 6/30/05                11,414                     11,066
 7/31/05                12,030                     11,413
 8/31/05                12,014                     11,344
 9/30/05                12,233                     11,488
10/31/05                11,932                     11,196
11/30/05                12,412                     11,570
12/31/05                12,465                     11,625
 1/31/06                13,160                     12,121
 2/28/06                13,120                     12,189
 3/31/06                13,434                     12,392
 4/30/06                13,762                     12,680
 5/31/06                13,376                     12,342
 6/30/06                13,462                     12,427
 7/31/06                13,379                     12,685
 8/31/06                13,445                     12,912
 9/30/06                13,704                     13,158
10/31/06                14,232                     13,610
11/30/06                14,579                     13,928
12/31/06                14,860                     14,223
 1/31/07                15,242                     14,407
 2/28/07                15,051                     14,187
 3/31/07                15,219                     14,402
 4/30/07                15,760                     14,900
 5/31/07                16,499                     15,438
 6/30/07                16,146                     15,077
 7/31/07                15,262                     14,330
 8/31/07                15,179                     14,501
 9/30/07                15,562                     14,964
10/31/07                15,570                     14,978
11/30/07                14,658                     14,215
12/31/07                14,592                     14,079
 1/31/08                14,012                     13,514
 2/29/08                13,499                     12,950
 3/31/08                13,260                     12,875
 4/30/08                14,005                     13,485
 5/31/08                14,314                     13,501
 6/30/08                12,733                     12,209
 7/31/08                12,630                     12,217
 8/31/08                12,888                     12,455
 9/30/08                11,793                     11,567
10/31/08                 9,156                      9,538
11/30/08                 8,248                      8,820
12/31/08                 8,524                      8,975
 1/31/09                 7,413                      7,923
 2/28/09                 6,415                      6,861
 3/31/09                 7,089                      7,449
 4/30/09                 8,312                      8,279
 5/31/09                 8,937                      8,763
 6/30/09                 8,819                      8,701
 7/31/09                 9,713                      9,436
 8/31/09                10,358                      9,926
 9/30/09                10,828                     10,319
10/31/09                10,304                      9,973
11/30/09                10,784                     10,516
12/31/09                11,173                     10,749
 1/31/10                10,861                     10,445
 2/28/10                11,360                     10,788
 3/31/10                12,255                     11,506
 4/30/10                12,729                     11,847
 5/31/10                11,639                     10,870
 6/30/10                10,748                     10,230
 7/31/10                11,608                     10,926
 8/31/10                10,847                     10,430
 9/30/10                11,924                     11,263
10/31/10                12,382                     11,609
11/30/10                12,409                     11,576
12/31/10                13,583                     12,493
 1/31/11                13,917                     12,753
 2/28/11                14,703                     13,238
 3/31/11                14,794                     13,301
 4/30/11                15,138                     13,644
 5/31/11                14,903                     13,491
 6/30/11                14,642                     13,210
 7/31/11                14,015                     12,772
 8/31/11                12,844                     11,948
 9/30/11                11,539                     11,013
10/31/11                13,143                     12,299
11/30/11                13,043                     12,238
12/31/11                13,166                     12,480
 1/31/12                13,854                     12,981
 2/29/12                14,588                     13,472
 3/31/12                14,894                     13,873
 4/30/12                14,618                     13,727
 5/31/12                13,588                     12,919
 6/30/12                14,302                     13,559
 7/31/12                14,422                     13,678
 8/31/12                14,967                     13,984
 9/30/12                15,507                     14,432
10/31/12                15,553                     14,353
11/30/12                15,646                     14,351
12/31/12                16,093                     14,670
 1/31/13                17,159                     15,618
 2/28/13                17,421                     15,839
 3/31/13                18,286                     16,468
 4/30/13                18,408                     16,697
 5/31/13                19,009                     17,131
 6/30/13                18,891                     16,986
 7/31/13                20,039                     17,917
 8/31/13                19,446                     17,228
 9/30/13                20,154                     17,704
10/31/13                21,108                     18,463
11/30/13                21,977                     18,995
12/31/13                22,579                     19,466
 1/31/14                21,688                     18,770
 2/28/14                22,485                     19,585
 3/31/14                22,807                     20,035
 4/30/14                22,864                     20,168
 5/31/14                23,397                     20,451
 6/30/14                24,001                     21,014
 7/31/14                23,619                     20,582         Past performance is not predictive of
 8/31/14                24,488                     21,349         future performance.
 9/30/14                23,858                     20,831         The returns shown do not reflect the
10/31/14                24,270                     21,373         deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
        Average Annual       One       Five        Ten            redemption of fund shares.
        Total Return         Year      Years      Years           Russell data copyright (C) Russell
        ----------------------------------------------------      Investment Group 1995-2014, all rights
                            14.98%     18.69%     9.27%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

                 Tax-Managed U.S.Equity         Russell 3000(R)
                       Portfolio                    Index
              ---------------------------      ----------------
10/31/04                 10,000                     10,000
11/30/04                 10,462                     10,465
12/31/04                 10,823                     10,838
 1/31/05                 10,565                     10,549
 2/28/05                 10,789                     10,781
 3/31/05                 10,607                     10,599
 4/30/05                 10,357                     10,369
 5/31/05                 10,754                     10,762
 6/30/05                 10,821                     10,837
 7/31/05                 11,280                     11,282
 8/31/05                 11,193                     11,174
 9/30/05                 11,288                     11,272
10/31/05                 11,071                     11,061
11/30/05                 11,505                     11,491
12/31/05                 11,501                     11,501
 1/31/06                 11,858                     11,885
 2/28/06                 11,884                     11,906
 3/31/06                 12,075                     12,112
 4/30/06                 12,206                     12,243
 5/31/06                 11,813                     11,851
 6/30/06                 11,812                     11,872
 7/31/06                 11,795                     11,861
 8/31/06                 12,067                     12,151
 9/30/06                 12,340                     12,423
10/31/06                 12,736                     12,870
11/30/06                 12,982                     13,151
12/31/06                 13,155                     13,308
 1/31/07                 13,386                     13,561
 2/28/07                 13,173                     13,339
 3/31/07                 13,326                     13,478
 4/30/07                 13,858                     14,016
 5/31/07                 14,364                     14,527
 6/30/07                 14,126                     14,255
 7/31/07                 13,645                     13,769
 8/31/07                 13,832                     13,966
 9/30/07                 14,323                     14,476
10/31/07                 14,564                     14,741
11/30/07                 13,921                     14,077
12/31/07                 13,846                     13,992
 1/31/08                 13,010                     13,144
 2/29/08                 12,633                     12,736
 3/31/08                 12,565                     12,661
 4/30/08                 13,187                     13,294
 5/31/08                 13,458                     13,566
 6/30/08                 12,395                     12,447
 7/31/08                 12,323                     12,348
 8/31/08                 12,513                     12,539
 9/30/08                 11,371                     11,360
10/31/08                  9,425                      9,345
11/30/08                  8,770                      8,607
12/31/08                  8,927                      8,772
 1/31/09                  8,182                      8,036
 2/28/09                  7,355                      7,194
 3/31/09                  7,958                      7,824
 4/30/09                  8,614                      8,648
 5/31/09                  9,030                      9,109
 6/30/09                  9,077                      9,140
 7/31/09                  9,756                      9,852
 8/31/09                 10,044                     10,204
 9/30/09                 10,450                     10,631
10/31/09                 10,207                     10,358
11/30/09                 10,776                     10,946
12/31/09                 11,083                     11,258
 1/31/10                 10,679                     10,852
 2/28/10                 11,036                     11,220
 3/31/10                 11,725                     11,927
 4/30/10                 11,960                     12,185
 5/31/10                 11,019                     11,222
 6/30/10                 10,394                     10,577
 7/31/10                 11,121                     11,311
 8/31/10                 10,583                     10,779
 9/30/10                 11,589                     11,797
10/31/10                 12,054                     12,258
11/30/10                 12,130                     12,328
12/31/10                 12,944                     13,164
 1/31/11                 13,221                     13,452
 2/28/11                 13,699                     13,941
 3/31/11                 13,761                     14,004
 4/30/11                 14,172                     14,421
 5/31/11                 14,000                     14,257
 6/30/11                 13,768                     14,001
 7/31/11                 13,450                     13,680
 8/31/11                 12,643                     12,859
 9/30/11                 11,706                     11,861
10/31/11                 13,009                     13,227
11/30/11                 12,999                     13,191
12/31/11                 13,097                     13,299
 1/31/12                 13,729                     13,970
 2/29/12                 14,331                     14,561
 3/31/12                 14,759                     15,010
 4/30/12                 14,651                     14,912
 5/31/12                 13,736                     13,990
 6/30/12                 14,262                     14,538
 7/31/12                 14,418                     14,682
 8/31/12                 14,780                     15,049
 9/30/12                 15,179                     15,444
10/31/12                 14,904                     15,177
11/30/12                 15,022                     15,295
12/31/12                 15,191                     15,482
 1/31/13                 16,023                     16,332
 2/28/13                 16,232                     16,548
 3/31/13                 16,867                     17,197
 4/30/13                 17,126                     17,478
 5/31/13                 17,583                     17,891
 6/30/13                 17,368                     17,658
 7/31/13                 18,326                     18,626
 8/31/13                 17,807                     18,106
 9/30/13                 18,456                     18,779
10/31/13                 19,248                     19,577
11/30/13                 19,860                     20,145
12/31/13                 20,381                     20,677
 1/31/14                 19,686                     20,024
 2/28/14                 20,603                     20,973
 3/31/14                 20,733                     21,085
 4/30/14                 20,743                     21,110
 5/31/14                 21,198                     21,571
 6/30/14                 21,718                     22,112
 7/31/14                 21,292                     21,676         Past performance is not predictive of
 8/31/14                 22,175                     22,585         future performance.
 9/30/14                 21,757                     22,114         The returns shown do not reflect the
10/31/14                 22,307                     22,723         deduction of taxes that a shareholder
                                                                   would pay on fund distributions or the
         Average Annual       One       Five        Ten            redemption of fund shares.
         Total Return         Year      Years      Years           Russell data copyright (C) Russell
         ----------------------------------------------------      Investment Group 1995-2014, all rights
                             15.89%     16.93%     8.35%           reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2004-October 31, 2014


                                    [CHART]

             Tax-Managed U.S. Targeted          Russell 2000(R)
                  Value Portfolio               Value Index
             ---------------------------      ----------------
10/31/04                10,000                     10,000
11/30/04                10,969                     10,887
12/31/04                11,388                     11,147
 1/31/05                11,038                     10,716
 2/28/05                11,311                     10,929
 3/31/05                11,053                     10,704
 4/30/05                10,295                     10,152
 5/31/05                10,913                     10,771
 6/30/05                11,350                     11,247
 7/31/05                12,156                     11,887
 8/31/05                12,012                     11,614
 9/30/05                12,088                     11,595
10/31/05                11,757                     11,304
11/30/05                12,295                     11,762
12/31/05                12,319                     11,672
 1/31/06                13,385                     12,637
 2/28/06                13,296                     12,636
 3/31/06                14,017                     13,248
 4/30/06                14,175                     13,284
 5/31/06                13,528                     12,734
 6/30/06                13,533                     12,890
 7/31/06                13,032                     12,711
 8/31/06                13,285                     13,091
 9/30/06                13,420                     13,219
10/31/06                14,106                     13,892
11/30/06                14,471                     14,288
12/31/06                14,641                     14,412
 1/31/07                14,943                     14,628
 2/28/07                14,868                     14,449
 3/31/07                15,048                     14,623
 4/30/07                15,339                     14,775
 5/31/07                15,926                     15,316
 6/30/07                15,686                     14,959
 7/31/07                14,543                     13,686
 8/31/07                14,525                     13,960
 9/30/07                14,531                     14,023
10/31/07                14,660                     14,176
11/30/07                13,518                     13,114
12/31/07                13,390                     13,003
 1/31/08                12,751                     12,470
 2/29/08                12,407                     11,974
 3/31/08                12,519                     12,155
 4/30/08                12,896                     12,539
 5/31/08                13,428                     12,968
 6/30/08                12,163                     11,724
 7/31/08                12,245                     12,325
 8/31/08                12,666                     12,910
 9/30/08                11,584                     12,305
10/31/08                 9,077                      9,847
11/30/08                 7,899                      8,707
12/31/08                 8,334                      9,242
 1/31/09                 7,202                      7,922
 2/28/09                 6,204                      6,822
 3/31/09                 6,768                      7,427
 4/30/09                 8,036                      8,606
 5/31/09                 8,361                      8,792
 6/30/09                 8,325                      8,764
 7/31/09                 9,302                      9,778
 8/31/09                 9,748                     10,240
 9/30/09                10,265                     10,754
10/31/09                 9,568                     10,040
11/30/09                 9,887                     10,359
12/31/09                10,637                     11,144
 1/31/10                10,374                     10,817
 2/28/10                10,971                     11,319
 3/31/10                11,860                     12,260
 4/30/10                12,739                     13,118
 5/31/10                11,655                     12,010
 6/30/10                10,600                     10,961
 7/31/10                11,429                     11,744
 8/31/10                10,530                     10,861
 9/30/10                11,773                     12,027
10/31/10                12,288                     12,493
11/30/10                12,764                     12,810
12/31/10                13,874                     13,875
 1/31/11                13,932                     13,882
 2/28/11                14,721                     14,587
 3/31/11                14,992                     14,790
 4/30/11                15,257                     15,030
 5/31/11                14,895                     14,761
 6/30/11                14,599                     14,398
 7/31/11                14,140                     13,922
 8/31/11                12,717                     12,692
 9/30/11                11,204                     11,306
10/31/11                12,973                     12,935
11/30/11                12,947                     12,909
12/31/11                13,074                     13,111
 1/31/12                13,913                     13,983
 2/29/12                14,434                     14,191
 3/31/12                14,729                     14,631
 4/30/12                14,488                     14,419
 5/31/12                13,427                     13,538
 6/30/12                13,958                     14,191
 7/31/12                13,906                     14,046
 8/31/12                14,533                     14,479
 9/30/12                15,003                     14,995
10/31/12                14,970                     14,807
11/30/12                15,258                     14,852
12/31/12                15,805                     15,478
 1/31/13                16,879                     16,401
 2/28/13                17,183                     16,588
 3/31/13                18,013                     17,278
 4/30/13                17,871                     17,262
 5/31/13                18,736                     17,777
 6/30/13                18,604                     17,705
 7/31/13                19,923                     18,843
 8/31/13                19,186                     18,010
 9/30/13                20,262                     19,049
10/31/13                21,048                     19,669
11/30/13                22,105                     20,436
12/31/13                22,738                     20,821
 1/31/14                21,628                     20,016
 2/28/14                22,703                     20,932
 3/31/14                23,012                     21,191
 4/30/14                22,600                     20,646
 5/31/14                22,914                     20,777
 6/30/14                23,851                     21,696
 7/31/14                22,682                     20,384          Past performance is not predictive of
 8/31/14                23,872                     21,270          future performance.
 9/30/14                22,507                     19,835          The returns shown do not reflect the
10/31/14                23,384                     21,221          deduction of taxes that a shareholder
                                                                   would pay on fund distributions or the
         Average Annual       One       Five        Ten            redemption of fund shares.
         Total Return         Year      Years      Years           Russell data copyright (C) Russell
         ----------------------------------------------------      Investment Group 1995-2014, all rights
                             11.10%     19.57%     8.87%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

               Tax-Managed U.S. Small         Russell 2000(R)
                   Cap Portfolio                 Index
            ---------------------------      ----------------
10/31/04              10,000                      10,000
11/30/04              10,851                      10,867
12/31/04              11,295                      11,189
 1/31/05              10,898                      10,722
 2/28/05              11,109                      10,903
 3/31/05              10,792                      10,591
 4/30/05              10,126                       9,985
 5/31/05              10,813                      10,638
 6/30/05              11,198                      11,048
 7/31/05              11,986                      11,748
 8/31/05              11,849                      11,531
 9/30/05              11,960                      11,567
10/31/05              11,595                      11,208
11/30/05              12,151                      11,752
12/31/05              12,158                      11,698
 1/31/06              13,250                      12,747
 2/28/06              13,176                      12,712
 3/31/06              13,782                      13,329
 4/30/06              13,851                      13,326
 5/31/06              13,066                      12,578
 6/30/06              13,009                      12,659
 7/31/06              12,489                      12,247
 8/31/06              12,770                      12,610
 9/30/06              12,858                      12,715
10/31/06              13,554                      13,447
11/30/06              13,958                      13,800
12/31/06              14,040                      13,847
 1/31/07              14,296                      14,078
 2/28/07              14,264                      13,967
 3/31/07              14,459                      14,116
 4/30/07              14,789                      14,370
 5/31/07              15,407                      14,959
 6/30/07              15,249                      14,740
 7/31/07              14,337                      13,732
 8/31/07              14,438                      14,043
 9/30/07              14,677                      14,284
10/31/07              14,992                      14,694
11/30/07              13,827                      13,639
12/31/07              13,811                      13,630
 1/31/08              12,804                      12,701
 2/29/08              12,470                      12,230
 3/31/08              12,471                      12,281
 4/30/08              12,864                      12,796
 5/31/08              13,457                      13,383
 6/30/08              12,395                      12,353
 7/31/08              12,701                      12,810
 8/31/08              13,012                      13,273
 9/30/08              11,815                      12,215
10/31/08               9,329                       9,674
11/30/08               8,150                       8,530
12/31/08               8,503                       9,025
 1/31/09               7,506                       8,021
 2/28/09               6,585                       7,046
 3/31/09               7,225                       7,675
 4/30/09               8,408                       8,862
 5/31/09               8,664                       9,129
 6/30/09               8,877                       9,263
 7/31/09               9,717                      10,155
 8/31/09               9,896                      10,446
 9/30/09              10,428                      11,049
10/31/09               9,700                      10,299
11/30/09               9,927                      10,622
12/31/09              10,736                      11,477
 1/31/10              10,383                      11,054
 2/28/10              10,844                      11,552
 3/31/10              11,712                      12,493
 4/30/10              12,478                      13,200
 5/31/10              11,508                      12,198
 6/30/10              10,624                      11,253
 7/31/10              11,379                      12,026
 8/31/10              10,481                      11,136
 9/30/10              11,783                      12,524
10/31/10              12,281                      13,036
11/30/10              12,809                      13,488
12/31/10              13,807                      14,559
 1/31/11              13,795                      14,522
 2/28/11              14,583                      15,318
 3/31/11              15,036                      15,715
 4/30/11              15,349                      16,130
 5/31/11              15,030                      15,828
 6/30/11              14,788                      15,463
 7/31/11              14,324                      14,904
 8/31/11              13,016                      13,607
 9/30/11              11,568                      12,082
10/31/11              13,325                      13,910
11/30/11              13,277                      13,860
12/31/11              13,387                      13,951
 1/31/12              14,291                      14,937
 2/29/12              14,642                      15,294
 3/31/12              15,061                      15,686
 4/30/12              14,855                      15,444
 5/31/12              13,897                      14,422
 6/30/12              14,504                      15,141
 7/31/12              14,400                      14,932
 8/31/12              14,893                      15,430
 9/30/12              15,409                      15,937
10/31/12              15,183                      15,591
11/30/12              15,348                      15,674
12/31/12              15,870                      16,232
 1/31/13              16,831                      17,248
 2/28/13              17,034                      17,438
 3/31/13              17,828                      18,244
 4/30/13              17,686                      18,177
 5/31/13              18,579                      18,903
 6/30/13              18,587                      18,806
 7/31/13              19,974                      20,123
 8/31/13              19,339                      19,483
 9/30/13              20,565                      20,726
10/31/13              21,189                      21,248
11/30/13              22,288                      22,099
12/31/13              22,754                      22,534
 1/31/14              21,775                      21,910
 2/28/14              22,735                      22,942
 3/31/14              22,891                      22,786
 4/30/14              22,171                      21,902
 5/31/14              22,283                      22,078
 6/30/14              23,235                      23,252
 7/31/14              21,862                      21,845         Past performance is not predictive of
 8/31/14              22,918                      22,928         future performance.
 9/30/14              21,695                      21,541         The returns shown do not reflect the
10/31/14              23,008                      22,961         deduction of taxes that a shareholder
                                                                 would pay on fund distributions or the
        Average Annual      One       Five        Ten            redemption of fund shares.
        Total Return        Year      Years      Years           Russell data copyright (C) Russell
        ---------------------------------------------------      Investment Group 1995-2014, all rights
                            8.58%     18.86%     8.69%           reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
T.A. U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 4, 2007-October 31, 2014

                                   [CHART]

                T.A U.S. Core Equity             Russell 3000(R)
                    2 Portfolio                      Index
           -------------------------------      ----------------
10/04/07                10,000                      10,000
10/31/07                 9,950                      10,057
11/30/07                 9,400                       9,604
12/31/07                 9,305                       9,546
 1/31/08                 8,874                       8,968
 2/29/08                 8,613                       8,689
 3/31/08                 8,525                       8,638
 4/30/08                 8,937                       9,070
 5/31/08                 9,189                       9,255
 6/30/08                 8,339                       8,492
 7/31/08                 8,420                       8,424
 8/31/08                 8,642                       8,555
 9/30/08                 7,905                       7,750
10/31/08                 6,377                       6,376
11/30/08                 5,810                       5,872
12/31/08                 5,991                       5,985
 1/31/09                 5,370                       5,482
 2/28/09                 4,748                       4,908
 3/31/09                 5,221                       5,338
 4/30/09                 5,927                       5,900
 5/31/09                 6,183                       6,215
 6/30/09                 6,188                       6,236
 7/31/09                 6,743                       6,721
 8/31/09                 7,021                       6,961
 9/30/09                 7,363                       7,253
10/31/09                 7,043                       7,066
11/30/09                 7,363                       7,468
12/31/09                 7,710                       7,681
 1/31/10                 7,461                       7,404
 2/28/10                 7,772                       7,655
 3/31/10                 8,327                       8,137
 4/30/10                 8,638                       8,313
 5/31/10                 7,942                       7,656
 6/30/10                 7,384                       7,216
 7/31/10                 7,936                       7,717
 8/31/10                 7,457                       7,354
 9/30/10                 8,243                       8,048
10/31/10                 8,557                       8,363
11/30/10                 8,703                       8,411
12/31/10                 9,380                       8,981
 1/31/11                 9,570                       9,177
 2/28/11                10,001                       9,511
 3/31/11                10,123                       9,554
 4/30/11                10,365                       9,839
 5/31/11                10,197                       9,726
 6/30/11                 9,658                       9,333
 8/31/11                 8,929                       8,773
 9/30/11                 8,082                       8,092
10/31/11                 9,154                       9,024
11/30/11                 9,122                       8,999
12/31/11                 9,197                       9,073
 1/31/12                 9,698                       9,531
 2/29/12                10,125                       9,934
 3/31/12                10,367                      10,241
 4/30/12                10,261                      10,174
 5/31/12                 9,555                       9,545
 6/30/12                 9,933                       9,918
 7/31/12                 9,976                      10,017
 8/31/12                10,298                      10,267
 9/30/12                10,607                      10,536
10/31/12                10,510                      10,355
11/30/12                10,618                      10,435
12/31/12                10,846                      10,563
 1/31/13                11,542                      11,142
 2/28/13                11,673                      11,290
 3/31/13                12,166                      11,732
 4/30/13                12,264                      11,924
 5/31/13                12,711                      12,206
 6/30/13                12,596                      12,047
 7/31/13                13,351                      12,708
 8/31/13                12,935                      12,353
 9/30/13                13,490                      12,812
10/31/13                14,039                      13,356
11/30/13                14,512                      13,744
12/31/13                14,919                      14,107
 1/31/14                14,373                      13,661
 2/28/14                15,052                      14,309
 3/31/14                15,214                      14,385
 4/30/14                15,136                      14,402
 5/31/14                15,415                      14,717
 6/30/14                15,896                      15,086
 7/31/14                15,448                      14,788          Past performance is not predictive of
 8/31/14                16,098                      15,409          future performance.
 9/30/14                15,583                      15,087          The returns shown do not reflect the
10/31/14                15,988                      15,502          deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
        Average Annual       One       Five         Since           redemption of fund shares.
        Total Return         Year      Years      inception         Russell data copyright (C) Russell
        -------------------------------------------------------     Investment Group 1995-2014, all rights
                            13.88%     17.82%       6.86%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                          [CHART]

            Tax-Managed DFA International         MSCI World ex USA
                  Value Portfolio                Index (net dividends)
            -----------------------------        ---------------------
10/31/04                10,000                           10,000
11/30/04                10,741                           10,665
12/31/04                11,297                           11,116
 1/31/05                11,233                           10,897
 2/28/05                11,686                           11,382
 3/31/05                11,400                           11,123
 4/30/05                11,059                           10,840
 5/31/05                11,075                           10,859
 6/30/05                11,261                           11,037
 7/31/05                11,751                           11,393
 8/31/05                12,169                           11,708
 9/30/05                12,543                           12,242
10/31/05                12,325                           11,847
11/30/05                12,527                           12,160
12/31/05                13,167                           12,724
 1/31/06                14,074                           13,529
 2/28/06                14,215                           13,483
 3/31/06                14,759                           13,911
 4/30/06                15,517                           14,576
 5/31/06                14,882                           14,022
 6/30/06                14,757                           14,004
 7/31/06                14,992                           14,136
 8/31/06                15,487                           14,537
 9/30/06                15,667                           14,526
10/31/06                16,362                           15,100
11/30/06                16,913                           15,549
12/31/06                17,564                           15,995
 1/31/07                17,902                           16,093
 2/28/07                17,875                           16,222
 3/31/07                18,472                           16,637
 4/30/07                19,379                           17,394
 5/31/07                20,028                           17,781
 6/30/07                19,868                           17,798
 7/31/07                19,335                           17,552
 8/31/07                19,109                           17,298
 9/30/07                20,129                           18,281
10/31/07                21,108                           19,076
11/30/07                19,875                           18,330
12/31/07                19,460                           17,985
 1/31/08                17,837                           16,364
 2/29/08                17,578                           16,660
 3/31/08                17,829                           16,422
 4/30/08                18,607                           17,335
 5/31/08                18,617                           17,598
 6/30/08                16,812                           16,230
 7/31/08                16,374                           15,652
 8/31/08                15,680                           15,047
 9/30/08                13,994                           12,874
10/31/08                10,816                           10,196
11/30/08                10,108                            9,643
12/31/08                10,823                           10,152
 1/31/09                 9,379                            9,204
 2/28/09                 8,195                            8,273
 3/31/09                 9,011                            8,818
 4/30/09                10,635                            9,955
 5/31/09                12,216                           11,214
 6/30/09                12,052                           11,098
 7/31/09                13,457                           12,140
 8/31/09                14,186                           12,722
 9/30/09                14,878                           13,247
10/31/09                14,305                           13,034
11/30/09                14,730                           13,356
12/31/09                14,913                           13,569
 1/31/10                14,029                           12,933
 2/28/10                14,071                           12,920
 3/31/10                15,135                           13,752
 4/30/10                14,879                           13,547
 5/31/10                13,140                           12,052
 6/30/10                12,917                           11,878
 7/31/10                14,455                           12,976
 8/31/10                13,762                           12,588
 9/30/10                15,231                           13,795
10/31/10                15,785                           14,287
11/30/10                15,035                           13,682
12/31/10                16,435                           14,783
 1/31/11                17,134                           15,102
 2/28/11                17,702                           15,662
 3/31/11                17,233                           15,348
 4/30/11                18,131                           16,184
 5/31/11                17,441                           15,704
 6/30/11                17,153                           15,480
 7/31/11                16,608                           15,225
 8/31/11                14,849                           13,938
 9/30/11                13,241                           12,538
10/31/11                14,551                           13,758
11/30/11                14,092                           13,122
12/31/11                13,689                           12,979
 1/31/12                14,604                           13,679
 2/29/12                15,407                           14,431
 3/31/12                15,276                           14,325
 4/30/12                14,710                           14,081
 5/31/12                12,875                           12,476
 6/30/12                13,791                           13,294
 7/31/12                13,721                           13,459
 8/31/12                14,286                           13,843
 9/30/12                14,781                           14,263
10/31/12                14,955                           14,363
11/30/12                15,175                           14,665
12/31/12                15,926                           15,109
 1/31/13                16,708                           15,852
 2/28/13                16,183                           15,694
 3/31/13                16,210                           15,818
 4/30/13                16,993                           16,539
 5/31/13                16,759                           16,168
 6/30/13                16,160                           15,563
 7/31/13                17,239                           16,391
 8/31/13                17,121                           16,180
 9/30/13                18,431                           17,323
10/31/13                19,051                           17,904
11/30/13                19,123                           18,014
12/31/13                19,533                           18,285
 1/31/14                18,815                           17,547
 2/28/14                19,868                           18,505
 3/31/14                19,733                           18,422
 4/30/14                20,025                           18,712
 5/31/14                20,244                           19,002
 6/30/14                20,495                           19,272
 7/31/14                20,026                           18,928           Past performance is not predictive of
 8/31/14                20,013                           18,943           future performance.
 9/30/14                19,115                           18,165           The returns shown do not reflect the
10/31/14                18,806                           17,877           deduction of taxes that a shareholder
          Average Annual         One         Five        Ten              would pay on fund distributions or the
          Total Return           Year        Years      Years             redemption of fund shares.
          ---------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                -1.29%       5.62%      6.52%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
March 6, 2008-October 31, 2014

                                    [CHART]

               T.A World ex U.S. Core       MSCI ALL Country World ex
                  Equity Portfolio          USA Index (net dividends)
            ---------------------------     -------------------------
 3/06/08              10,000                        10,000
 3/31/08              10,160                         9,940
 4/30/08              10,630                        10,541
 5/31/08              10,750                        10,708
 6/30/08               9,681                         9,828
 7/31/08               9,357                         9,474
 8/31/08               8,942                         9,031
 9/30/08               7,757                         7,674
10/31/08               5,929                         5,985
11/30/08               5,584                         5,638
12/31/08               6,015                         5,960
 1/31/09               5,382                         5,433
 2/28/09               4,841                         4,926
 3/31/09               5,344                         5,321
 4/30/09               6,193                         6,046
 5/31/09               7,186                         6,865
 6/30/09               7,119                         6,789
 7/31/09               7,884                         7,453
 8/31/09               8,205                         7,729
 9/30/09               8,681                         8,126
10/31/09               8,442                         8,025
11/30/09               8,743                         8,255
12/31/09               8,924                         8,430
 1/31/10               8,486                         8,018
 2/28/10               8,528                         8,018
 3/31/10               9,183                         8,563
 4/30/10               9,152                         8,488
 5/31/10               8,129                         7,595
 6/30/10               8,051                         7,497
 7/31/10               8,874                         8,174
 8/31/10               8,579                         7,950
 9/30/10               9,531                         8,741
10/31/10               9,859                         9,038
11/30/10               9,488                         8,689
12/31/10              10,314                         9,370
 1/31/11              10,431                         9,462
 2/28/11              10,644                         9,711
 3/31/11              10,649                         9,689
 4/30/11              11,182                        10,162
 5/31/11              10,851                         9,869
 6/30/11              10,663                         9,726
 7/31/11              10,490                         9,593
 8/31/11               9,530                         8,771
 9/30/11               8,278                         7,795
10/31/11               9,115                         8,617
11/30/11               8,799                         8,177
12/31/11               8,560                         8,086
 1/31/12               9,294                         8,634
 2/29/12               9,809                         9,119
 3/31/12               9,721                         8,994
 4/30/12               9,502                         8,852
 5/31/12               8,405                         7,847
 6/30/12               8,878                         8,309
 7/31/12               8,867                         8,427
 8/31/12               9,123                         8,603
 9/30/12               9,494                         8,925
10/31/12               9,561                         8,959
11/30/12               9,729                         9,130
12/31/12              10,221                         9,446
 1/31/13              10,581                         9,830
 2/28/13              10,480                         9,726
 3/31/13              10,548                         9,746
 4/30/13              10,886                        10,104
 5/31/13              10,638                         9,870
 6/30/13              10,191                         9,442
 7/31/13              10,704                         9,856
 8/31/13              10,556                         9,720
 9/30/13              11,347                        10,395
10/31/13              11,749                        10,777
11/30/13              11,760                        10,795
12/31/13              11,919                        10,890
 1/31/14              11,433                        10,396
 2/28/14              12,058                        10,918
 3/31/14              12,110                        10,946
 4/30/14              12,238                        11,090
 5/31/14              12,412                        11,306
 6/30/14              12,634                        11,496
 7/31/14              12,399                        11,382
 8/31/14              12,517                        11,445               Past performance is not predictive of
 9/30/14              11,837                        10,891               future performance.
10/31/14              11,719                        10,783               The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
         Average Annual        One        Five         Since             would pay on fund distributions or the
         Total Return          Year       Years      Inception           redemption of fund shares.
         ----------------------------------------------------------      MSCI data copyright MSCI 2014, all
                              -0.25%      6.78%        2.41%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index/SM/......... 20.69%

   Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Domestic Equity Portfolios' Performance Overview

Tax-Managed U.S. Marketwide Value Portfolio

   The Tax-Managed U.S. Marketwide Value Portfolio invests in a broadly diversified group of U.S. value stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The tax management strategies employed by the Master Fund are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 1,150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 14.98% for the Portfolio and 15.76% for the Russell 3000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. Lower book to market stocks outperformed higher book to market stocks within the index. The Tax-Managed U.S. Marketwide Value Portfolio had less weight than the index in lower book to market stocks, which detracted from relative performance. The Master Fund excludes real estate investment trusts (REITs) and highly regulated utilities from eligibility while the Index holds stocks in these sectors. REITs and utilities generally outperformed other sectors during the period, which detracted from the Portfolio's relative performance.

Tax-Managed U.S. Equity Portfolio

   The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,470 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 15.89% for the Portfolio and 16.07% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts ("REITs") detracted from the Portfolio's relative performance as REITs outperformed during the period.

Tax-Managed U.S. Targeted Value Portfolio

   The Tax-Managed U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 11.10% for the Portfolio and 7.89% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. Mid-cap value stocks significantly outperformed small cap value stocks during the period. The portfolio had a greater weight than the Index in mid-cap value stocks and less weight in small cap value stocks, and these differences were the primary driver of the Portfolio's relative outperformance.

Tax-Managed U.S. Small Cap Portfolio

   The Tax-Managed U.S. Small Cap Portfolio invests in U.S. small company stocks. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,860 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 8.58% for the Portfolio and 8.06% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio excluded certain stocks with low profitability that were held by the Index. These stocks generally underperformed during the period and the exclusion detracted from the Portfolio's relative performance.

T.A. U.S. Core Equity 2 Portfolio

   The T.A. U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. equity securities, with increased exposure to smaller company stocks and value stocks relative to the market while considering federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,680 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 13.88% for the Portfolio and 16.07% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small cap stocks and less weight in large cap stocks, which contributed to the Portfolio's relative underperformance as small cap stocks strongly underperformed large cap stocks during the period. The Portfolio's exclusion of REITs also detracted from the Portfolio's relative performance as REITs outperformed most other sectors during the period.

 International Equity Market Review          12 Months Ended October 31, 2014

   Performance of non-U.S. developed markets was generally negative for the period. Only large cap growth stocks had positive returns. As measured by the MSCI world ex USA indices, large cap stocks outperformed small cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -0.15%
           MSCI World ex USA Small Cap Index.         -2.14%
           MSCI World ex USA Value Index.....         -0.62%
           MSCI World ex USA Growth Index....          0.31%

   During the period, the U.S. dollar (USD) appreciated against developed markets currencies, detracting from USD-denominated returns of non-U.S. securities in developed markets.

                           12 Months Ended October 31, 2014
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.55%             0.12%
                  Japan.............................    13.47%            -0.70%
                  Canada............................    12.71%             4.26%
                  France............................     1.34%            -6.61%
                  Switzerland.......................     9.61%             3.13%
                  Germany...........................     2.52%            -5.52%
                  Australia.........................     6.74%            -0.92%
                  Spain.............................    10.44%             1.78%
                  Hong Kong.........................    10.24%            10.21%
                  Sweden............................    13.18%            -1.03%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

   Emerging markets generally had stronger performance over the period than developed markets with positive returns in each market segment except large cap value. As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........          0.64%
         MSCI Emerging Markets Small Cap Index.          3.18%
         MSCI Emerging Markets Value Index.....         -0.63%
         MSCI Emerging Markets Growth Index....          1.89%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, particularly those in Eastern Europe, decreasing USD denominated returns in emerging markets.

                       12 Months Ended October 31, 2014
                        --------------------------------

 Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollar
 ------------------------------------------  ------------ ---------------------
               China........................     6.44%             6.41%
               Korea........................    -6.24%            -6.94%
               Taiwan.......................    13.99%            10.11%
               Brazil.......................    -0.30%            -9.65%
               South Africa.................    17.13%             6.09%
               India........................    29.27%            29.39%
               Mexico.......................    10.96%             6.98%
               Russia.......................    -4.56%           -24.40%
               Malaysia.....................     3.85%            -0.37%
               Indonesia....................    17.88%             9.95%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

International Equity Portfolios' Performance Overview

Tax-Managed DFA International Value Portfolio

   The Tax-Managed DFA International Value Portfolio invests in a broadly diversified group of international large company value stocks. Value is measured primarily by book-to-market ratio. The tax managed strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 530 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -1.29% for the Portfolio and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio had significantly greater exposure than the Index to value stocks. Value stocks, particularly those in Canada, generally underperformed the Index, which detracted from the Portfolio's relative performance.

T.A. World ex U.S. Core Equity Portfolio

   The T.A. World ex U.S. Core Equity Portfolio invests in a broadly diversified group of international stocks in developed and emerging markets, with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio, while considering potential federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 7,000 securities in 43 eligible developed and emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -0.25% for the Portfolio and 0.06% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international and emerging equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests across all size categories while the Index primarily holds large and mid-cap stocks. Small cap stocks generally underperformed during the period, and the Portfolio's exposure to small cap stocks, particularly in Canada, detracted from the Portfolio's relative performance. The Portfolio's greater exposure than the Index to value stocks (as measured by book-to-market ratio) detracted from the Portfolio's relative performance as value stocks underperformed during the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     Six Months Ended October 31, 2014
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/14  10/31/14    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,061.50    0.37%    $1.92
Hypothetical 5% Annual Return................. $1,000.00 $1,023.34    0.37%    $1.89

Tax-Managed U.S. Equity Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $1,075.40    0.22%    $1.15
Hypothetical 5% Annual Return................. $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/14  10/31/14    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Targeted Value Portfolio
-----------------------------------------
Actual Fund Return............................ $1,000.00 $1,034.70    0.43%    $2.21
Hypothetical 5% Annual Return................. $1,000.00 $1,023.04    0.43%    $2.19

Tax-Managed U.S. Small Cap Portfolio
------------------------------------
Actual Fund Return............................ $1,000.00 $1,037.70    0.52%    $2.67
Hypothetical 5% Annual Return................. $1,000.00 $1,022.58    0.52%    $2.65

T.A. U.S. Core Equity 2 Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $1,056.30    0.24%    $1.24
Hypothetical 5% Annual Return................. $1,000.00 $1,024.00    0.24%    $1.22

Tax-Managed DFA International Value Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  939.10    0.53%    $2.59
Hypothetical 5% Annual Return................. $1,000.00 $1,022.53    0.53%    $2.70

T.A. World ex U.S. Core Equity Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $  957.70    0.45%    $2.22
Hypothetical 5% Annual Return................. $1,000.00 $1,022.94    0.45%    $2.29

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   Tax-Managed U.S. Marketwide Value Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

         Tax-Managed U.S. Equity Portfolio
Consumer Discretionary.......................  12.9%
Consumer Staples.............................   8.8%
Energy.......................................   8.9%
Financials...................................  14.6%
Health Care..................................  14.2%
Industrials..................................  11.7%
Information Technology.......................  19.6%
Materials....................................   3.8%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   2.2%
Utilities....................................   3.3%
                                              -----
                                              100.0%

     Tax-Managed U.S. Targeted Value Portfolio
Consumer Discretionary.......................  15.8%
Consumer Staples.............................   3.3%
Energy.......................................   8.3%
Financials...................................  25.9%
Health Care..................................   6.3%
Industrials..................................  17.0%
Information Technology.......................  13.6%
Materials....................................   8.4%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   0.9%
Utilities....................................   0.5%
                                              -----
                                              100.0%

       Tax-Managed U.S. Small Cap Portfolio
Consumer Discretionary.......................  16.2%
Consumer Staples.............................   4.3%
Energy.......................................   4.8%
Financials...................................  19.8%
Health Care..................................   9.5%
Industrials..................................  18.2%
Information Technology.......................  17.5%
Materials....................................   5.6%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   0.9%
Utilities....................................   3.2%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


         T.A. U.S. Core Equity 2 Portfolio
Consumer Discretionary.......................  14.6%
Consumer Staples.............................   6.0%
Energy.......................................  10.7%
Financials...................................  17.7%
Health Care..................................  10.9%
Industrials..................................  14.5%
Information Technology.......................  15.8%
Materials....................................   5.2%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   2.7%
Utilities....................................   1.9%
                                              -----
                                              100.0%

   Tax-Managed DFA International Value Portfolio
Consumer Discretionary.......................  10.5%
Consumer Staples.............................   4.2%
Energy.......................................  12.9%
Financials...................................  35.8%
Health Care..................................   4.1%
Industrials..................................   9.6%
Information Technology.......................   3.2%
Materials....................................  11.2%
Other........................................    --
Telecommunication Services...................   5.0%
Utilities....................................   3.5%
                                              -----
                                              100.0%

     T.A. World ex U.S. Core Equity Portfolio
Consumer Discretionary.......................  13.9%
Consumer Staples.............................   7.6%
Energy.......................................   8.2%
Financials...................................  22.7%
Health Care..................................   5.6%
Industrials..................................  15.7%
Information Technology.......................   8.1%
Materials....................................  11.1%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   3.7%
Utilities....................................   3.4%
                                              -----
                                              100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                   Value+
                                                               --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company............................ $3,663,379,468
                                                               --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,984,418,632).................................... $3,663,379,468
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (91.8%)
 Consumer Discretionary -- (11.8%)
 *   Amazon.com, Inc...................    39,712 $ 12,130,428            0.5%
     Comcast Corp. Class A.............   227,903   12,614,431            0.6%
     Home Depot, Inc. (The)............   148,640   14,495,373            0.6%
     McDonald's Corp...................   107,641   10,089,191            0.4%
     Walt Disney Co. (The).............   183,316   16,751,416            0.7%
     Other Securities..................            230,028,259           10.0%
                                                  ------------           -----
 Total Consumer Discretionary..........            296,109,098           12.8%
                                                  ------------           -----
 Consumer Staples -- (8.1%)
     Altria Group, Inc.................   214,752   10,381,112            0.5%
     Coca-Cola Co. (The)...............   435,710   18,247,535            0.8%
     CVS Health Corp...................   132,004   11,327,263            0.5%
     PepsiCo, Inc......................   166,178   15,981,338            0.7%
     Philip Morris International, Inc..   172,168   15,324,674            0.7%
     Procter & Gamble Co. (The)........   296,869   25,907,758            1.1%
     Wal-Mart Stores, Inc..............   175,993   13,422,986            0.6%
     Other Securities..................             92,423,832            3.9%
                                                  ------------           -----
 Total Consumer Staples................            203,016,498            8.8%
                                                  ------------           -----
 Energy -- (8.1%)
     Chevron Corp......................   209,586   25,139,841            1.1%
     ConocoPhillips....................   132,812    9,582,386            0.4%
     Exxon Mobil Corp..................   470,724   45,523,718            2.0%
     Schlumberger, Ltd.................   143,494   14,157,118            0.6%
     Other Securities..................            110,252,507            4.8%
                                                  ------------           -----
 Total Energy..........................            204,655,570            8.9%
                                                  ------------           -----
 Financials -- (13.4%)
     American Express Co...............   103,359    9,297,142            0.4%
     Bank of America Corp.............. 1,160,707   19,917,732            0.9%
 *   Berkshire Hathaway, Inc. Class B..   201,569   28,251,911            1.2%
     Citigroup, Inc....................   334,942   17,929,445            0.8%
     JPMorgan Chase & Co...............   417,021   25,221,430            1.1%
     Wells Fargo & Co..................   550,965   29,250,732            1.3%
     Other Securities..................            205,589,563            8.8%
                                                  ------------           -----
 Total Financials......................            335,457,955           14.5%
                                                  ------------           -----
 Health Care -- (13.1%)
     AbbVie, Inc.......................   172,168   10,925,781            0.5%
     Amgen, Inc........................    82,518   13,382,769            0.6%
     Bristol-Myers Squibb Co...........   181,943   10,587,263            0.5%
 *   Celgene Corp......................    87,214    9,339,747            0.4%
 *   Gilead Sciences, Inc..............   166,797   18,681,264            0.8%
     Johnson & Johnson.................   312,626   33,694,830            1.5%
     Merck & Co., Inc..................   322,370   18,678,118            0.8%
     Pfizer, Inc.......................   696,727   20,866,974            0.9%
     UnitedHealth Group, Inc...........   108,703   10,327,872            0.5%
     Other Securities..................            181,659,814            7.7%
                                                  ------------           -----
 Total Health Care.....................            328,144,432           14.2%
                                                  ------------           -----
 Industrials -- (10.7%)
     3M Co.............................    67,855   10,434,063            0.5%
     Boeing Co. (The)..................    75,085    9,378,867            0.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co................................  1,108,872 $   28,619,986            1.3%
      Union Pacific Corp.................................    100,032     11,648,726            0.5%
      United Technologies Corp...........................     95,229     10,189,503            0.5%
      Other Securities...................................               198,305,242            8.4%
                                                                     --------------          ------
Total Industrials........................................               268,576,387           11.6%
                                                                     --------------          ------
Information Technology -- (18.0%)
      Apple, Inc.........................................    677,523     73,172,484            3.2%
      Cisco Systems, Inc.................................    568,169     13,903,095            0.6%
*     Facebook, Inc. Class A.............................    222,482     16,683,925            0.7%
*     Google, Inc. Class A...............................     30,123     17,105,948            0.8%
*     Google, Inc. Class C...............................     30,123     16,841,167            0.7%
      Intel Corp.........................................    549,375     18,684,244            0.8%
      International Business Machines Corp...............    105,694     17,376,094            0.8%
      MasterCard, Inc. Class A...........................    108,420      9,080,175            0.4%
      Microsoft Corp.....................................    867,308     40,720,111            1.8%
      Oracle Corp........................................    400,229     15,628,942            0.7%
      QUALCOMM, Inc......................................    184,713     14,501,818            0.6%
      Visa, Inc. Class A.................................     53,984     13,033,357            0.6%
      Other Securities...................................               185,667,698            7.9%
                                                                     --------------          ------
Total Information Technology.............................               452,399,058           19.6%
                                                                     --------------          ------
Materials -- (3.5%)
      Other Securities...................................                87,575,466            3.8%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                    10,390            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.1%)
      AT&T, Inc..........................................    570,785     19,886,149            0.9%
      Verizon Communications, Inc........................    448,711     22,547,728            1.0%
      Other Securities...................................                 9,305,165            0.3%
                                                                     --------------          ------
Total Telecommunication Services.........................                51,739,042            2.2%
                                                                     --------------          ------
Utilities -- (3.0%)
      Other Securities...................................                75,893,948            3.3%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             2,303,577,844           99.7%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    18,621            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.077%. 10,354,688     10,354,688            0.4%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund..................... 17,011,396    196,821,854            8.5%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,301,704,150)................................              $2,510,773,007          108.6%
                                                                     ==============          ======

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  296,109,098           --   --    $  296,109,098
  Consumer Staples..............    203,016,498           --   --       203,016,498
  Energy........................    204,655,570           --   --       204,655,570
  Financials....................    335,457,307 $        648   --       335,457,955
  Health Care...................    328,136,294        8,138   --       328,144,432
  Industrials...................    268,576,387           --   --       268,576,387
  Information Technology........    452,399,058           --   --       452,399,058
  Materials.....................     87,575,466           --   --        87,575,466
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.         10,390           --   --            10,390
  Telecommunication Services....     51,739,042           --   --        51,739,042
  Utilities.....................     75,893,948           --   --        75,893,948
Rights/Warrants.................             --       18,621   --            18,621
Temporary Cash Investments......     10,354,688           --   --        10,354,688
Securities Lending Collateral...             --  196,821,854   --       196,821,854
                                 -------------- ------------   --    --------------
TOTAL........................... $2,313,923,746 $196,849,261   --    $2,510,773,007
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                             ------      ------    ---------------
COMMON STOCKS -- (84.3%)
Consumer Discretionary -- (13.3%)
#   Dillard's, Inc. Class A................   254,247 $ 26,889,163            0.8%
    Foot Locker, Inc.......................   242,147   13,562,653            0.4%
#   GameStop Corp. Class A.................   431,501   18,450,983            0.5%
    Gannett Co., Inc.......................   412,001   12,978,031            0.4%
#*  Iconix Brand Group, Inc................   330,870   13,238,109            0.4%
    Other Securities.......................            475,952,207           13.2%
                                                      ------------           -----
Total Consumer Discretionary...............            561,071,146           15.7%
                                                      ------------           -----
Consumer Staples -- (2.8%)
#*  Hain Celestial Group, Inc. (The).......   130,526   14,129,439            0.4%
    Other Securities.......................            101,937,460            2.9%
                                                      ------------           -----
Total Consumer Staples.....................            116,066,899            3.3%
                                                      ------------           -----
Energy -- (7.0%)
    Bristow Group, Inc.....................   174,943   12,928,288            0.4%
#   Exterran Holdings, Inc.................   320,367   12,600,034            0.4%
*   Helix Energy Solutions Group, Inc......   562,740   14,991,394            0.4%
    Tesoro Corp............................   419,582   29,962,351            0.8%
    Western Refining, Inc..................   378,467   17,254,311            0.5%
    Other Securities.......................            205,940,601            5.7%
                                                      ------------           -----
Total Energy...............................            293,676,979            8.2%
                                                      ------------           -----
Financials -- (21.8%)
    Allied World Assurance Co. Holdings AG.   466,524   17,727,912            0.5%
    American Financial Group, Inc..........   370,385   22,160,135            0.6%
    Assurant, Inc..........................   331,133   22,589,893            0.6%
    Axis Capital Holdings, Ltd.............   302,382   14,556,669            0.4%
    CNO Financial Group, Inc............... 1,264,042   22,917,081            0.6%
*   E*TRADE Financial Corp.................   618,552   13,793,710            0.4%
    Endurance Specialty Holdings, Ltd......   206,632   11,974,324            0.3%
    Everest Re Group, Ltd..................   104,016   17,750,330            0.5%
*   Genworth Financial, Inc. Class A.......   923,584   12,920,940            0.4%
    Legg Mason, Inc........................   349,011   18,148,572            0.5%
#   NASDAQ OMX Group, Inc. (The)...........   416,712   18,026,961            0.5%
    PartnerRe, Ltd.........................   163,753   18,944,585            0.5%
    Protective Life Corp...................   263,755   18,378,448            0.5%
    Reinsurance Group of America, Inc......   235,808   19,866,824            0.6%
    Other Securities.......................            668,927,868           18.8%
                                                      ------------           -----
Total Financials...........................            918,684,252           25.7%
                                                      ------------           -----
Health Care -- (5.3%)
#*  Community Health Systems, Inc..........   235,709   12,956,924            0.4%
*   LifePoint Hospitals, Inc...............   217,249   15,207,430            0.4%
    Omnicare, Inc..........................   317,727   21,157,441            0.6%
    Other Securities.......................            175,208,246            4.9%
                                                      ------------           -----
Total Health Care..........................            224,530,041            6.3%
                                                      ------------           -----
Industrials -- (14.3%)
    AMERCO.................................    88,302   23,940,438            0.7%
*   Avis Budget Group, Inc.................   549,560   30,637,970            0.9%
    Curtiss-Wright Corp....................   193,210   13,372,064            0.4%
*   Esterline Technologies Corp............   124,499   14,580,078            0.4%
    GATX Corp..............................   210,848   13,367,763            0.4%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
#*    JetBlue Airways Corp...............................  1,383,605 $   15,966,802            0.5%
      Owens Corning......................................    367,806     11,791,860            0.3%
      Ryder System, Inc..................................    233,530     20,660,399            0.6%
#     Trinity Industries, Inc............................    554,828     19,812,908            0.6%
      Other Securities...................................               437,652,859           12.0%
                                                                     --------------          ------
Total Industrials........................................               601,783,141           16.8%
                                                                     --------------          ------
Information Technology -- (11.5%)
*     ARRIS Group, Inc...................................    449,224     13,485,704            0.4%
*     Arrow Electronics, Inc.............................    351,633     19,993,852            0.6%
      Avnet, Inc.........................................    313,439     13,556,237            0.4%
#*    First Solar, Inc...................................    251,802     14,831,138            0.4%
*     Ingram Micro, Inc. Class A.........................    553,452     14,854,652            0.4%
#     SYNNEX Corp........................................    188,595     13,047,002            0.4%
*     TriQuint Semiconductor, Inc........................    711,347     15,386,436            0.4%
#*    Virtusa Corp.......................................    319,624     13,098,192            0.4%
      Other Securities...................................               365,890,271           10.2%
                                                                     --------------          ------
Total Information Technology.............................               484,143,484           13.6%
                                                                     --------------          ------
Materials -- (7.1%)
*     Century Aluminum Co................................    414,244     12,129,064            0.3%
      MeadWestvaco Corp..................................    386,074     17,052,889            0.5%
      Reliance Steel & Aluminum Co.......................    202,824     13,686,563            0.4%
      Rock-Tenn Co. Class A..............................    299,934     15,341,624            0.4%
      Westlake Chemical Corp.............................    191,836     13,534,030            0.4%
      Other Securities...................................               225,053,507            6.3%
                                                                     --------------          ------
Total Materials..........................................               296,797,677            8.3%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                    94,065            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.8%)
      Other Securities...................................                32,961,604            0.9%
                                                                     --------------          ------
Utilities -- (0.4%)
      Other Securities...................................                18,318,540            0.5%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,548,127,828           99.3%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   270,568            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.077%. 25,153,854     25,153,854            0.7%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@  DFA Short Term Investment Fund..................... 55,038,894    636,800,004           17.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,703,041,710)................................              $4,210,352,254          117.9%
                                                                     ==============          ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  561,071,146           --   --    $  561,071,146
  Consumer Staples..............    116,066,899           --   --       116,066,899
  Energy........................    293,676,979           --   --       293,676,979
  Financials....................    918,572,674 $    111,578   --       918,684,252
  Health Care...................    224,451,559       78,482   --       224,530,041
  Industrials...................    601,781,204        1,937   --       601,783,141
  Information Technology........    484,143,484           --   --       484,143,484
  Materials.....................    296,797,677           --   --       296,797,677
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.         94,065           --   --            94,065
  Telecommunication Services....     32,961,604           --   --        32,961,604
  Utilities.....................     18,318,540           --   --        18,318,540
Rights/Warrants.................             --      270,568   --           270,568
Temporary Cash Investments......     25,153,854           --   --        25,153,854
Securities Lending Collateral...             --  636,800,004   --       636,800,004
                                 -------------- ------------   --    --------------
TOTAL........................... $3,573,089,685 $637,262,569   --    $4,210,352,254
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                           Percentage
                                                    Shares     Value+    of Net Assets**
                                                    ------     ------    ---------------
COMMON STOCKS -- (79.6%)
Consumer Discretionary -- (12.9%)
    Big Lots, Inc..................................  87,036 $  3,973,193            0.2%
#*  Iconix Brand Group, Inc........................ 102,033    4,082,340            0.2%
    Lithia Motors, Inc. Class A....................  51,735    4,015,671            0.2%
#*  Office Depot, Inc.............................. 836,472    4,366,384            0.2%
    Other Securities...............................          317,969,211           15.2%
                                                            ------------           -----
Total Consumer Discretionary.......................          334,406,799           16.0%
                                                            ------------           -----
Consumer Staples -- (3.4%)
#*  Pilgrim's Pride Corp........................... 173,140    4,918,907            0.2%
    Spectrum Brands Holdings, Inc..................  41,553    3,764,286            0.2%
    Other Securities...............................           80,664,620            3.9%
                                                            ------------           -----
Total Consumer Staples.............................           89,347,813            4.3%
                                                            ------------           -----
Energy -- (3.8%)
#   Bristow Group, Inc.............................  53,346    3,942,269            0.2%
#   Exterran Holdings, Inc.........................  96,024    3,776,624            0.2%
    Western Refining, Inc.......................... 181,222    8,261,911            0.4%
    Other Securities...............................           83,702,768            4.0%
                                                            ------------           -----
Total Energy.......................................           99,683,572            4.8%
                                                            ------------           -----
Financials -- (15.7%)
    Cathay General Bancorp......................... 161,692    4,270,286            0.2%
    CNO Financial Group, Inc....................... 336,171    6,094,780            0.3%
#   First American Financial Corp.................. 128,060    3,882,779            0.2%
    Hanover Insurance Group, Inc. (The)............  60,958    4,080,529            0.2%
#   Investors Bancorp, Inc......................... 415,530    4,466,947            0.2%
    PacWest Bancorp................................ 131,887    5,626,299            0.3%
    Primerica, Inc.................................  80,041    4,094,097            0.2%
#   Radian Group, Inc.............................. 324,032    5,459,939            0.3%
    StanCorp Financial Group, Inc..................  59,107    4,111,483            0.2%
    TCF Financial Corp............................. 255,885    3,953,423            0.2%
    Webster Financial Corp......................... 144,207    4,519,447            0.2%
*   Western Alliance Bancorp....................... 158,880    4,229,386            0.2%
    Other Securities...............................          354,638,956           16.9%
                                                            ------------           -----
Total Financials...................................          409,428,351           19.6%
                                                            ------------           -----
Health Care -- (7.6%)
*   Charles River Laboratories International, Inc..  70,800    4,471,728            0.2%
*   Health Net, Inc................................  96,107    4,566,044            0.2%
#*  Lannett Co., Inc...............................  69,926    3,966,203            0.2%
#*  PAREXEL International Corp.....................  71,310    3,872,846            0.2%
#*  Prestige Brands Holdings, Inc.................. 110,081    3,899,069            0.2%
    STERIS Corp....................................  61,168    3,780,182            0.2%
*   VCA, Inc.......................................  94,753    4,317,894            0.2%
    Other Securities...............................          168,441,466            8.0%
                                                            ------------           -----
Total Health Care..................................          197,315,432            9.4%
                                                            ------------           -----
Industrials -- (14.5%)
    Alaska Air Group, Inc..........................  71,514    3,806,690            0.2%
    AMERCO.........................................  25,259    6,848,220            0.3%
*   Avis Budget Group, Inc......................... 130,275    7,262,831            0.4%
    Curtiss-Wright Corp............................  61,113    4,229,631            0.2%
#   EnerSys........................................  63,999    4,019,137            0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
*     Esterline Technologies Corp........................     48,126 $    5,636,036            0.3%
#     Greenbrier Cos., Inc. (The)........................     60,056      3,755,902            0.2%
*     Middleby Corp. (The)...............................     49,527      4,383,139            0.2%
      Other Securities...................................               335,783,888           15.9%
                                                                     --------------          ------
Total Industrials........................................               375,725,474           17.9%
                                                                     --------------          ------
Information Technology -- (14.0%)
*     ARRIS Group, Inc...................................    170,706      5,124,594            0.2%
*     International Rectifier Corp.......................    110,063      4,377,206            0.2%
#     Lexmark International, Inc. Class A................     90,382      3,900,887            0.2%
*     Manhattan Associates, Inc..........................    103,202      4,139,432            0.2%
      Mentor Graphics Corp...............................    201,941      4,279,130            0.2%
      Methode Electronics, Inc...........................     97,435      3,836,990            0.2%
#*    RF Micro Devices, Inc..............................    337,172      4,386,608            0.2%
#     SYNNEX Corp........................................     63,951      4,424,130            0.2%
*     TriQuint Semiconductor, Inc........................    253,709      5,487,726            0.3%
#*    Tyler Technologies, Inc............................     34,175      3,824,866            0.2%
      Other Securities...................................               319,406,813           15.2%
                                                                     --------------          ------
Total Information Technology.............................               363,188,382           17.3%
                                                                     --------------          ------
Materials -- (4.4%)
*     Century Aluminum Co................................    151,500      4,435,920            0.2%
*     KapStone Paper and Packaging Corp..................    152,404      4,687,947            0.2%
      PolyOne Corp.......................................    131,230      4,856,822            0.2%
      Other Securities...................................               101,509,112            4.9%
                                                                     --------------          ------
Total Materials..........................................               115,489,801            5.5%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                   237,128            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.7%)
      Other Securities...................................                17,968,748            0.9%
                                                                     --------------          ------
Utilities -- (2.6%)
      IDACORP, Inc.......................................     64,563      4,082,318            0.2%
      Other Securities...................................                62,324,813            3.0%
                                                                     --------------          ------
Total Utilities..........................................                66,407,131            3.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             2,069,198,631           98.9%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     5,669            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.077%. 26,654,455     26,654,455            1.3%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (19.4%)
(S)@  DFA Short Term Investment Fund..................... 43,500,592    503,301,846           24.0%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,648,995,120)................................              $2,599,160,601          124.2%
                                                                     ==============          ======

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  334,406,799           --   --    $  334,406,799
  Consumer Staples..............     89,347,813           --   --        89,347,813
  Energy........................     99,683,572           --   --        99,683,572
  Financials....................    409,391,357 $     36,994   --       409,428,351
  Health Care...................    197,228,586       86,846   --       197,315,432
  Industrials...................    375,725,236          238   --       375,725,474
  Information Technology........    363,188,382           --   --       363,188,382
  Materials.....................    115,489,801           --   --       115,489,801
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        237,128           --   --           237,128
  Telecommunication Services....     17,968,748           --   --        17,968,748
  Utilities.....................     66,407,131           --   --        66,407,131
Rights/Warrants.................             --        5,669   --             5,669
Temporary Cash Investments......     26,654,455           --   --        26,654,455
Securities Lending Collateral...             --  503,301,846   --       503,301,846
                                 -------------- ------------   --    --------------
TOTAL........................... $2,095,729,008 $503,431,593   --    $2,599,160,601
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                          ------      ------    ---------------
 COMMON STOCKS -- (89.6%)
 Consumer Discretionary -- (13.1%)
     Comcast Corp. Class A..............   590,048 $ 32,659,157            0.7%
     Ford Motor Co......................   991,239   13,966,558            0.3%
     Lowe's Cos., Inc...................   218,761   12,513,129            0.3%
     Time Warner Cable, Inc.............    88,298   12,998,349            0.3%
     Time Warner, Inc...................   218,287   17,347,268            0.4%
     Walt Disney Co. (The)..............   365,590   33,407,614            0.7%
     Other Securities...................            615,333,399           11.9%
                                                   ------------           -----
 Total Consumer Discretionary...........            738,225,474           14.6%
                                                   ------------           -----
 Consumer Staples -- (5.4%)
     Coca-Cola Co. (The)................   322,507   13,506,593            0.3%
     CVS Health Corp....................   278,252   23,876,804            0.5%
     PepsiCo, Inc.......................   148,327   14,264,608            0.3%
     Procter & Gamble Co. (The).........   274,994   23,998,726            0.5%
     Wal-Mart Stores, Inc...............   278,096   21,210,382            0.4%
     Other Securities...................            206,273,038            4.0%
                                                   ------------           -----
 Total Consumer Staples.................            303,130,151            6.0%
                                                   ------------           -----
 Energy -- (9.6%)
     Anadarko Petroleum Corp............   156,692   14,381,192            0.3%
     Chevron Corp.......................   423,827   50,838,049            1.0%
     ConocoPhillips.....................   334,394   24,126,527            0.5%
     EOG Resources, Inc.................   200,013   19,011,236            0.4%
     Exxon Mobil Corp................... 1,180,695  114,185,013            2.3%
     Occidental Petroleum Corp..........   233,538   20,768,534            0.4%
     Schlumberger, Ltd..................   159,494   15,735,678            0.3%
     Other Securities...................            281,533,550            5.5%
                                                   ------------           -----
 Total Energy...........................            540,579,779           10.7%
                                                   ------------           -----
 Financials -- (15.9%)
     American International Group, Inc..   306,497   16,419,044            0.3%
     Bank of America Corp............... 1,929,912   33,117,290            0.7%
 *   Berkshire Hathaway, Inc. Class B...   115,079   16,129,473            0.3%
     Citigroup, Inc.....................   672,133   35,979,279            0.7%
     Goldman Sachs Group, Inc. (The)....    78,303   14,876,787            0.3%
     JPMorgan Chase & Co................   899,243   54,386,217            1.1%
     Travelers Cos., Inc. (The).........   112,519   11,341,915            0.2%
     U.S. Bancorp.......................   381,670   16,259,142            0.3%
     Wells Fargo & Co................... 1,199,886   63,701,948            1.3%
     Other Securities...................            632,014,031           12.5%
                                                   ------------           -----
 Total Financials.......................            894,225,126           17.7%
                                                   ------------           -----
 Health Care -- (9.7%)
     Amgen, Inc.........................    85,813   13,917,152            0.3%
 *   Express Scripts Holding Co.........   163,258   12,541,480            0.3%
 *   Gilead Sciences, Inc...............   109,368   12,249,216            0.3%
     Johnson & Johnson..................   332,083   35,791,906            0.7%
     Merck & Co., Inc...................   572,640   33,178,762            0.7%
     Pfizer, Inc........................ 1,225,094   36,691,565            0.7%
     UnitedHealth Group, Inc............   220,408   20,940,964            0.4%
     Other Securities...................            383,544,455            7.4%
                                                   ------------           -----
 Total Health Care......................            548,855,500           10.8%
                                                   ------------           -----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (13.0%)
      FedEx Corp.........................................     75,208 $   12,589,819            0.3%
      General Electric Co................................  2,045,306     52,789,348            1.1%
      Union Pacific Corp.................................    219,888     25,605,958            0.5%
      Other Securities...................................               639,395,476           12.5%
                                                                     --------------          ------
Total Industrials........................................               730,380,601           14.4%
                                                                     --------------          ------
Information Technology -- (14.1%)
      Apple, Inc.........................................    845,964     91,364,112            1.8%
      Cisco Systems, Inc.................................  1,023,846     25,053,512            0.5%
      Hewlett-Packard Co.................................    633,851     22,742,574            0.5%
      Intel Corp.........................................  1,402,548     47,700,657            1.0%
      International Business Machines Corp...............     72,831     11,973,416            0.3%
*     Micron Technology, Inc.............................    431,051     14,263,478            0.3%
      Microsoft Corp.....................................    675,654     31,721,955            0.6%
      Oracle Corp........................................    401,851     15,692,282            0.3%
      QUALCOMM, Inc......................................    145,409     11,416,061            0.2%
      Visa, Inc. Class A.................................     71,331     17,221,443            0.4%
      Other Securities...................................               506,714,815            9.8%
                                                                     --------------          ------
Total Information Technology.............................               795,864,305           15.7%
                                                                     --------------          ------
Materials -- (4.6%)
      Dow Chemical Co. (The).............................    287,493     14,202,154            0.3%
      Other Securities...................................               247,951,988            4.9%
                                                                     --------------          ------
Total Materials..........................................               262,154,142            5.2%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                   241,569            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.5%)
      AT&T, Inc..........................................  1,975,593     68,829,660            1.4%
      Verizon Communications, Inc........................    740,077     37,188,869            0.8%
      Other Securities...................................                33,328,805            0.6%
                                                                     --------------          ------
Total Telecommunication Services.........................               139,347,334            2.8%
                                                                     --------------          ------

Utilities -- (1.7%)
      Other Securities...................................                94,162,676            1.9%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,047,166,657           99.8%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   110,929            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.077%.  6,534,172      6,534,172            0.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@  DFA Short Term Investment Fund..................... 50,125,050    579,946,827           11.5%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,585,029,602)...................................            $5,633,758,585          111.4%
                                                                     ==============          ======

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  738,225,474           --   --    $  738,225,474
  Consumer Staples..............    303,130,151           --   --       303,130,151
  Energy........................    540,579,779           --   --       540,579,779
  Financials....................    894,220,473 $      4,653   --       894,225,126
  Health Care...................    548,799,186       56,314   --       548,855,500
  Industrials...................    730,380,375          226   --       730,380,601
  Information Technology........    795,864,305           --   --       795,864,305
  Materials.....................    262,154,142           --   --       262,154,142
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        241,569           --   --           241,569
  Telecommunication Services....    139,347,334           --   --       139,347,334
  Utilities.....................     94,162,676           --   --        94,162,676
Rights/Warrants.................             --      110,929   --           110,929
Temporary Cash Investments......      6,534,172           --   --         6,534,172
Securities Lending Collateral...             --  579,946,827   --       579,946,827
                                 -------------- ------------   --    --------------
TOTAL........................... $5,053,639,636 $580,118,949   --    $5,633,758,585
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                            Percentage
                                                    Shares     Value++    of Net Assets**
                                                    ------     -------    ---------------
COMMON STOCKS -- (99.5%)
AUSTRALIA -- (6.3%)
    Macquarie Group, Ltd..........................   362,135 $ 19,571,223            0.7%
    Santos, Ltd................................... 1,402,673   16,073,580            0.5%
    Wesfarmers, Ltd...............................   786,520   30,609,540            1.0%
    Other Securities..............................            121,193,446            4.1%
                                                             ------------            ----
TOTAL AUSTRALIA...................................            187,447,789            6.3%
                                                             ------------            ----

AUSTRIA -- (0.2%)
    Other Securities..............................              4,577,836            0.2%
                                                             ------------            ----

BELGIUM -- (1.5%)
    Other Securities..............................             45,389,954            1.5%
                                                             ------------            ----

CANADA -- (8.3%)
    Manulife Financial Corp....................... 1,149,080   21,808,102            0.7%
    Suncor Energy, Inc............................ 1,078,999   38,313,775            1.3%
    Other Securities..............................            185,036,411            6.2%
                                                             ------------            ----
TOTAL CANADA......................................            245,158,288            8.2%
                                                             ------------            ----

CHINA -- (0.0%)
    Other Securities..............................                 10,188            0.0%
                                                             ------------            ----

DENMARK -- (1.4%)
    Other Securities..............................             40,342,565            1.4%
                                                             ------------            ----

FINLAND -- (0.9%)
    Other Securities..............................             25,249,042            0.9%
                                                             ------------            ----

FRANCE -- (8.8%)
    AXA SA........................................   987,329   22,805,842            0.8%
    BNP Paribas SA................................   534,480   33,587,822            1.1%
    Cie de St-Gobain..............................   365,627   15,716,421            0.5%
    GDF Suez...................................... 1,112,207   27,004,297            0.9%
    Orange SA..................................... 1,431,646   22,792,336            0.8%
    Renault SA....................................   255,508   19,006,284            0.6%
    Societe Generale SA...........................   437,609   21,088,828            0.7%
    Vivendi SA.................................... 1,017,849   24,865,321            0.8%
    Other Securities..............................             75,933,730            2.6%
                                                             ------------            ----
TOTAL FRANCE......................................            262,800,881            8.8%
                                                             ------------            ----

GERMANY -- (7.3%)
    Allianz SE....................................   180,892   28,765,830            1.0%
    Bayerische Motoren Werke AG...................   238,670   25,594,423            0.9%
    Daimler AG....................................   735,745   57,365,284            1.9%
    Muenchener Rueckversicherungs-Gesellschaft AG.   112,068   22,064,821            0.8%
    Other Securities..............................             84,040,688            2.7%
                                                             ------------            ----
TOTAL GERMANY.....................................            217,831,046            7.3%
                                                             ------------            ----

HONG KONG -- (3.0%)
    Hutchison Whampoa, Ltd........................ 1,722,000   21,880,345            0.7%
    Other Securities..............................             67,147,089            2.3%
                                                             ------------            ----
TOTAL HONG KONG...................................             89,027,434            3.0%
                                                             ------------            ----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
IRELAND -- (0.1%)
    Other Securities........................            $  3,744,029            0.1%
                                                        ------------           -----

ISRAEL -- (0.4%)
    Other Securities........................              11,389,617            0.4%
                                                        ------------           -----

ITALY -- (1.7%)
    UniCredit SpA...........................  2,217,358   16,059,706            0.5%
    Other Securities........................              35,237,805            1.2%
                                                        ------------           -----
TOTAL ITALY.................................              51,297,511            1.7%
                                                        ------------           -----

JAPAN -- (22.4%)
    Honda Motor Co., Ltd....................    587,400   18,778,726            0.6%
    Mitsubishi Corp.........................    810,300   15,888,646            0.5%
    Mitsubishi UFJ Financial Group, Inc.....  7,211,034   42,034,655            1.4%
    Mizuho Financial Group, Inc............. 16,423,800   29,929,347            1.0%
    Nippon Steel & Sumitomo Metal Corp......  6,147,000   16,220,973            0.6%
    Nissan Motor Co., Ltd...................  1,881,900   17,166,125            0.6%
    NTT DOCOMO, Inc.........................  1,212,400   20,448,196            0.7%
    Sumitomo Mitsui Financial Group, Inc....    901,727   36,775,046            1.2%
    Other Securities........................             469,167,987           15.8%
                                                        ------------           -----
TOTAL JAPAN.................................             666,409,701           22.4%
                                                        ------------           -----

NETHERLANDS -- (3.1%)
    ArcelorMittal...........................  1,173,996   15,421,815            0.5%
*   ING Groep NV............................  1,669,297   23,904,937            0.8%
    Other Securities........................              52,403,011            1.8%
                                                        ------------           -----
TOTAL NETHERLANDS...........................              91,729,763            3.1%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................               2,524,023            0.1%
                                                        ------------           -----

NORWAY -- (0.8%)
    Other Securities........................              23,635,292            0.8%
                                                        ------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................               1,147,881            0.0%
                                                        ------------           -----

SINGAPORE -- (1.2%)
    Other Securities........................              34,883,879            1.2%
                                                        ------------           -----

SPAIN -- (2.4%)
    Iberdrola SA............................  3,507,164   24,826,918            0.8%
    Other Securities........................              47,596,283            1.6%
                                                        ------------           -----
TOTAL SPAIN.................................              72,423,201            2.4%
                                                        ------------           -----

SWEDEN -- (3.2%)
    Nordea Bank AB..........................  1,822,627   23,442,178            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  1,816,273   21,461,801            0.7%
    Other Securities........................              50,460,345            1.7%
                                                        ------------           -----
TOTAL SWEDEN................................              95,364,324            3.2%
                                                        ------------           -----

SWITZERLAND -- (10.4%)
    ABB, Ltd................................    727,335   15,956,762            0.5%
    Credit Suisse Group AG..................    734,673   19,574,478            0.7%
    Holcim, Ltd.............................    241,079   17,110,467            0.6%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------
SWITZERLAND -- (Continued)
      Novartis AG.............................    811,428 $   75,302,834            2.5%
      Novartis AG ADR.........................    189,650     17,578,658            0.6%
      Swiss Re AG.............................    505,064     40,839,887            1.4%
      UBS AG..................................  1,447,678     25,172,419            0.8%
      Zurich Insurance Group AG...............    108,603     32,866,358            1.1%
      Other Securities........................                63,626,811            2.2%
                                                          --------------           -----
TOTAL SWITZERLAND.............................               308,028,674           10.4%
                                                          --------------           -----

UNITED KINGDOM -- (16.0%)
      Anglo American P.L.C....................    988,425     20,869,160            0.7%
      Barclays P.L.C..........................  4,242,534     16,316,440            0.6%
      Barclays P.L.C. Sponsored ADR...........  1,082,649     16,672,794            0.6%
      BP P.L.C. Sponsored ADR.................  2,472,795    107,467,670            3.6%
      HSBC Holdings P.L.C. Sponsored ADR......    800,394     40,836,102            1.4%
*     Lloyds Banking Group P.L.C.............. 20,203,383     24,948,932            0.8%
      Royal Dutch Shell P.L.C. ADR(780259107).    943,951     70,484,821            2.4%
      Royal Dutch Shell P.L.C. ADR(780259206).    417,249     29,954,306            1.0%
      Vodafone Group P.L.C....................  9,498,849     31,587,986            1.1%
      Vodafone Group P.L.C. Sponsored ADR.....    465,674     15,469,678            0.5%
      Other Securities........................                99,821,015            3.2%
                                                          --------------           -----
TOTAL UNITED KINGDOM..........................               474,428,904           15.9%
                                                          --------------           -----
TOTAL COMMON STOCKS...........................             2,954,841,822           99.3%
                                                          --------------           -----

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities........................                 3,797,856            0.1%
                                                          --------------           -----

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities........................                   149,763            0.0%
                                                          --------------           -----

SPAIN -- (0.0%)
      Other Securities........................                   205,735            0.0%
                                                          --------------           -----
TOTAL RIGHTS/WARRANTS.........................                   355,498            0.0%
                                                          --------------           -----

SECURITIES LENDING COLLATERAL -- (0.4%)
(S)@  DFA Short Term Investment Fund..........  1,014,502     11,737,790            0.4%
                                                          --------------           -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,747,730,594).....................              $2,970,732,966           99.8%
                                                          ==============           =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  4,071,113 $  183,376,676   --    $  187,447,789
  Austria.....................           --      4,577,836   --         4,577,836
  Belgium.....................      722,496     44,667,458   --        45,389,954
  Canada......................  245,158,288             --   --       245,158,288
  China.......................           --         10,188   --            10,188
  Denmark.....................           --     40,342,565   --        40,342,565
  Finland.....................           --     25,249,042   --        25,249,042
  France......................    9,331,186    253,469,695   --       262,800,881
  Germany.....................   17,237,838    200,593,208   --       217,831,046
  Hong Kong...................           --     89,027,434   --        89,027,434
  Ireland.....................    1,149,717      2,594,312   --         3,744,029
  Israel......................    1,764,423      9,625,194   --        11,389,617
  Italy.......................    2,173,566     49,123,945   --        51,297,511
  Japan.......................   25,127,798    641,281,903   --       666,409,701
  Netherlands.................    5,646,687     86,083,076   --        91,729,763
  New Zealand.................           --      2,524,023   --         2,524,023
  Norway......................           --     23,635,292   --        23,635,292
  Portugal....................           --      1,147,881   --         1,147,881
  Singapore...................           --     34,883,879   --        34,883,879
  Spain.......................       16,856     72,406,345   --        72,423,201
  Sweden......................    1,602,390     93,761,934   --        95,364,324
  Switzerland.................   23,563,232    284,465,442   --       308,028,674
  United Kingdom..............  292,980,459    181,448,445   --       474,428,904
Preferred Stocks
  Germany.....................           --      3,797,856   --         3,797,856
Rights/Warrants
  France......................           --        149,763   --           149,763
  Spain.......................           --        205,735   --           205,735
Securities Lending Collateral            --     11,737,790   --        11,737,790
                               ------------ --------------   --    --------------
TOTAL......................... $630,546,049 $2,340,186,917   --    $2,970,732,966
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                  Percentage
                                                          Shares     Value++    of Net Assets**
                                                          ------     -------    ---------------
COMMON STOCKS -- (97.2%)
AUSTRALIA -- (5.2%)
    AMP, Ltd............................................   635,522 $  3,277,401            0.2%
    Australia & New Zealand Banking Group, Ltd..........   185,705    5,495,117            0.3%
    BHP Billiton, Ltd...................................   186,080    5,566,923            0.3%
    Commonwealth Bank of Australia......................    56,425    4,012,349            0.2%
    National Australia Bank, Ltd........................   168,696    5,218,738            0.3%
    Westpac Banking Corp................................   140,736    4,319,787            0.2%
    Woodside Petroleum, Ltd.............................   118,758    4,218,325            0.2%
    Other Securities....................................             72,501,357            3.5%
                                                                   ------------            ----
TOTAL AUSTRALIA.........................................            104,609,997            5.2%
                                                                   ------------            ----

AUSTRIA -- (0.4%)
    Other Securities....................................              7,133,866            0.4%
                                                                   ------------            ----

BELGIUM -- (1.0%)
    Other Securities....................................             19,732,718            1.0%
                                                                   ------------            ----

BRAZIL -- (1.6%)
    Other Securities....................................             31,683,895            1.6%
                                                                   ------------            ----

CANADA -- (7.0%)
    Magna International, Inc............................    33,072    3,264,211            0.2%
    Royal Bank of Canada................................    55,774    3,959,432            0.2%
    Suncor Energy, Inc..................................   108,988    3,870,014            0.2%
    Toronto-Dominion Bank (The).........................   104,500    5,143,175            0.3%
    Other Securities....................................            125,171,979            6.2%
                                                                   ------------            ----
TOTAL CANADA............................................            141,408,811            7.1%
                                                                   ------------            ----

CHILE -- (0.3%)
    Other Securities....................................              5,675,946            0.3%
                                                                   ------------            ----

CHINA -- (4.7%)
    China Construction Bank Corp. Class H............... 6,752,200    5,037,809            0.3%
    China Mobile, Ltd. Sponsored ADR....................    55,427    3,441,462            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 8,236,460    5,458,020            0.3%
    Other Securities....................................             81,066,460            4.0%
                                                                   ------------            ----
TOTAL CHINA.............................................             95,003,751            4.8%
                                                                   ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................              1,968,719            0.1%
                                                                   ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                813,052            0.0%
                                                                   ------------            ----

DENMARK -- (1.1%)
    Other Securities....................................             21,951,049            1.1%
                                                                   ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                 99,779            0.0%
                                                                   ------------            ----

FINLAND -- (1.2%)
    Nokia Oyj...........................................   461,679    3,857,741            0.2%
    Other Securities....................................             20,522,772            1.0%
                                                                   ------------            ----
TOTAL FINLAND...........................................             24,380,513            1.2%
                                                                   ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
FRANCE -- (5.6%)
    BNP Paribas SA.....................................    66,145 $  4,156,688            0.2%
    GDF Suez...........................................   160,499    3,896,903            0.2%
    Orange SA..........................................   252,114    4,013,748            0.2%
    Sanofi.............................................    41,470    3,762,989            0.2%
    Total SA...........................................   167,313    9,989,131            0.5%
    Total SA Sponsored ADR.............................    85,482    5,119,517            0.3%
    Other Securities...................................             81,930,583            4.1%
                                                                  ------------           -----
TOTAL FRANCE...........................................            112,869,559            5.7%
                                                                  ------------           -----

GERMANY -- (4.9%)
    Allianz SE.........................................    26,904    4,278,331            0.2%
    BASF SE............................................    42,091    3,719,167            0.2%
    Bayer AG...........................................    22,361    3,198,110            0.2%
    Bayerische Motoren Werke AG........................    39,698    4,257,122            0.2%
    Daimler AG.........................................    86,917    6,776,829            0.4%
    Deutsche Telekom AG................................   227,966    3,436,204            0.2%
    Fresenius SE & Co. KGaA............................    65,014    3,345,361            0.2%
    RWE AG.............................................   106,628    3,783,350            0.2%
    Other Securities...................................             67,005,750            3.2%
                                                                  ------------           -----
TOTAL GERMANY..........................................             99,800,224            5.0%
                                                                  ------------           -----

GREECE -- (0.1%)
    Other Securities...................................              2,382,506            0.1%
                                                                  ------------           -----

HONG KONG -- (2.1%)
    Other Securities...................................             43,244,641            2.2%
                                                                  ------------           -----

HUNGARY -- (0.0%)
    Other Securities...................................                619,809            0.0%
                                                                  ------------           -----

INDIA -- (2.0%)
    Other Securities...................................             39,999,109            2.0%
                                                                  ------------           -----

INDONESIA -- (0.6%)
    Other Securities...................................             12,490,588            0.6%
                                                                  ------------           -----

IRELAND -- (0.3%)
    Other Securities...................................              6,964,676            0.3%
                                                                  ------------           -----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    67,449    3,808,845            0.2%
    Other Securities...................................              7,047,265            0.3%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             10,856,110            0.5%
                                                                  ------------           -----

ITALY -- (1.9%)
    Other Securities...................................             37,493,880            1.9%
                                                                  ------------           -----

JAPAN -- (15.5%)
    Hitachi, Ltd.......................................   419,000    3,292,280            0.2%
    Honda Motor Co., Ltd...............................   104,000    3,324,800            0.2%
    Mizuho Financial Group, Inc........................ 1,822,055    3,320,359            0.2%
    Sumitomo Mitsui Financial Group, Inc...............   110,183    4,493,583            0.3%
    Toyota Motor Corp. Sponsored ADR...................    41,028    4,978,748            0.3%
    Other Securities...................................            293,915,348           14.5%
                                                                  ------------           -----
TOTAL JAPAN............................................            313,325,118           15.7%
                                                                  ------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              Percentage
                                        Shares    Value++   of Net Assets**
                                        ------    -------   ---------------
     MALAYSIA -- (1.0%)
         Other Securities..............         $19,566,123            1.0%
                                                -----------            ----

     MEXICO -- (1.2%)
         Other Securities..............          24,253,737            1.2%
                                                -----------            ----

     NETHERLANDS -- (1.9%)
     *   ING Groep NV Sponsored ADR.... 240,205   3,439,736            0.2%
         Other Securities..............          35,884,388            1.8%
                                                -----------            ----
     TOTAL NETHERLANDS.................          39,324,124            2.0%
                                                -----------            ----

     NEW ZEALAND -- (0.3%)
         Other Securities..............           5,297,476            0.3%
                                                -----------            ----

     NORWAY -- (0.7%)
         Other Securities..............          14,879,465            0.7%
                                                -----------            ----

     PERU -- (0.0%)
         Other Securities..............             584,385            0.0%
                                                -----------            ----

     PHILIPPINES -- (0.3%)
         Other Securities..............           7,008,746            0.3%
                                                -----------            ----

     POLAND -- (0.4%)
         Other Securities..............           8,105,082            0.4%
                                                -----------            ----

     PORTUGAL -- (0.2%)
         Other Securities..............           4,560,851            0.2%
                                                -----------            ----

     RUSSIA -- (0.4%)
         Other Securities..............           7,669,598            0.4%
                                                -----------            ----

     SINGAPORE -- (1.0%)
         Other Securities..............          21,134,474            1.1%
                                                -----------            ----

     SOUTH AFRICA -- (1.8%)
         Other Securities..............          36,975,854            1.9%
                                                -----------            ----

     SOUTH KOREA -- (3.8%)
         Samsung Electronics Co., Ltd..   6,639   7,742,011            0.4%
         Other Securities..............          68,227,614            3.4%
                                                -----------            ----
     TOTAL SOUTH KOREA.................          75,969,625            3.8%
                                                -----------            ----

     SPAIN -- (2.0%)
         Banco Santander SA............ 446,607   3,946,007            0.2%
         Iberdrola SA.................. 528,216   3,739,197            0.2%
         Other Securities..............          33,350,637            1.7%
                                                -----------            ----
     TOTAL SPAIN.......................          41,035,841            2.1%
                                                -----------            ----

     SWEDEN -- (2.3%)
         Other Securities..............          47,488,452            2.4%
                                                -----------            ----

     SWITZERLAND -- (5.2%)
         Nestle SA..................... 281,158  20,618,468            1.0%
         Novartis AG ADR............... 117,451  10,886,533            0.6%
         Roche Holding AG..............  19,398   5,724,376            0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                         Shares     Value++     of Net Assets**
                                         ------     -------     ---------------
SWITZERLAND -- (Continued)
    Swiss Re AG.........................  46,425 $    3,753,963            0.2%
    Other Securities....................             63,315,729            3.1%
                                                 --------------           -----
TOTAL SWITZERLAND.......................            104,299,069            5.2%
                                                 --------------           -----

TAIWAN -- (3.7%)
    Other Securities....................             75,623,531            3.8%
                                                 --------------           -----

THAILAND -- (0.7%)
    Other Securities....................             14,780,771            0.7%
                                                 --------------           -----

TURKEY -- (0.5%)
    Other Securities....................              9,340,904            0.5%
                                                 --------------           -----

UNITED KINGDOM -- (13.7%)
    AstraZeneca P.L.C. Sponsored ADR....  53,810      3,924,901            0.2%
    BG Group P.L.C...................... 331,326      5,521,890            0.3%
    BP P.L.C. Sponsored ADR............. 239,210     10,396,067            0.5%
    HSBC Holdings P.L.C. Sponsored ADR.. 144,142      7,354,125            0.4%
#   Rio Tinto P.L.C. Sponsored ADR......  89,653      4,300,654            0.2%
    Royal Dutch Shell P.L.C. ADR........ 167,001     12,469,965            0.6%
    Vodafone Group P.L.C. Sponsored ADR. 137,812      4,578,130            0.2%
    Other Securities....................            228,387,642           11.5%
                                                 --------------           -----
TOTAL UNITED KINGDOM....................            276,933,374           13.9%
                                                 --------------           -----

UNITED STATES -- (0.0%)
    Other Securities....................                136,004            0.0%
                                                 --------------           -----
TOTAL COMMON STOCKS.....................          1,969,475,802           98.7%
                                                 --------------           -----

PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.6%)
    Other Securities....................             12,303,542            0.6%
                                                 --------------           -----

CHILE -- (0.0%)
    Other Securities....................                 56,225            0.0%
                                                 --------------           -----

COLOMBIA -- (0.0%)
    Other Securities....................                365,740            0.0%
                                                 --------------           -----

GERMANY -- (0.1%)
    Other Securities....................                731,046            0.1%
                                                 --------------           -----

MALAYSIA -- (0.0%)
    Other Securities....................                  1,799            0.0%
                                                 --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities....................                 18,387            0.0%
                                                 --------------           -----
TOTAL PREFERRED STOCKS..................             13,476,739            0.7%
                                                 --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
    Other Securities....................                     --            0.0%
                                                 --------------           -----

BRAZIL -- (0.0%)
    Other Securities....................                     29            0.0%
                                                 --------------           -----

CHINA -- (0.0%)
    Other Securities....................                  1,168            0.0%
                                                 --------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
 FRANCE -- (0.0%)
        Other Securities................           $       75,252            0.0%
                                                   --------------          ------

 GERMANY -- (0.0%)
        Other Securities................                   20,817            0.0%
                                                   --------------          ------

 HONG KONG -- (0.0%)
        Other Securities................                   24,334            0.0%
                                                   --------------          ------

 INDONESIA -- (0.0%)
        Other Securities................                      833            0.0%
                                                   --------------          ------

 ITALY -- (0.0%)
        Other Securities................                   19,932            0.0%
                                                   --------------          ------

 MALAYSIA -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 PORTUGAL -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 SPAIN -- (0.0%)
        Other Securities................                   92,949            0.0%
                                                   --------------          ------

 TAIWAN -- (0.0%)
        Other Securities................                       50            0.0%
                                                   --------------          ------

 THAILAND -- (0.0%)
        Other Securities................                      467            0.0%
                                                   --------------          ------

 UNITED KINGDOM -- (0.0%)
        Other Securities................                   47,947            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                  283,778            0.0%
                                                   --------------          ------

 SECURITIES LENDING COLLATERAL -- (2.1%)
 (S)@   DFA Short Term Investment Fund.. 3,630,495     42,004,824            2.1%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,708,921,106).................           $2,025,241,143          101.5%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                             Investments in Securities (Market Value)
                          ----------------------------------------------
                            Level 1      Level 2    Level 3    Total
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $  3,752,046 $100,857,951   --    $104,609,997
          Austria........           --    7,133,866   --       7,133,866
          Belgium........    2,290,471   17,442,247   --      19,732,718
          Brazil.........    8,943,244   22,740,651   --      31,683,895
          Canada.........  141,402,697        6,114   --     141,408,811
          Chile..........    1,662,859    4,013,087   --       5,675,946
          China..........   10,234,086   84,769,665   --      95,003,751
          Colombia.......    1,968,719           --   --       1,968,719
          Czech Republic.           --      813,052   --         813,052
          Denmark........      940,648   21,010,401   --      21,951,049
          Egypt..........           --       99,779   --          99,779
          Finland........       50,183   24,330,330   --      24,380,513

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks (Continued)
  France...................... $  9,589,480 $  103,280,079   --    $  112,869,559
  Germany.....................    6,221,513     93,578,711   --        99,800,224
  Greece......................           --      2,382,506   --         2,382,506
  Hong Kong...................      232,984     43,011,657   --        43,244,641
  Hungary.....................       28,369        591,440   --           619,809
  India.......................    2,536,948     37,462,161   --        39,999,109
  Indonesia...................      286,225     12,204,363   --        12,490,588
  Ireland.....................    1,248,594      5,716,082   --         6,964,676
  Israel......................    4,202,617      6,653,493   --        10,856,110
  Italy.......................    2,479,458     35,014,422   --        37,493,880
  Japan.......................   15,910,776    297,414,342   --       313,325,118
  Malaysia....................           --     19,566,123   --        19,566,123
  Mexico......................   24,252,911            826   --        24,253,737
  Netherlands.................   10,134,359     29,189,765   --        39,324,124
  New Zealand.................       17,944      5,279,532   --         5,297,476
  Norway......................    1,506,869     13,372,596   --        14,879,465
  Peru........................      584,385             --   --           584,385
  Philippines.................       70,130      6,938,616   --         7,008,746
  Poland......................           --      8,105,082   --         8,105,082
  Portugal....................           --      4,560,851   --         4,560,851
  Russia......................      108,421      7,561,177   --         7,669,598
  Singapore...................           --     21,134,474   --        21,134,474
  South Africa................    3,984,184     32,991,670   --        36,975,854
  South Korea.................    5,080,562     70,889,063   --        75,969,625
  Spain.......................    5,081,226     35,954,615   --        41,035,841
  Sweden......................    1,085,332     46,403,120   --        47,488,452
  Switzerland.................   17,754,627     86,544,442   --       104,299,069
  Taiwan......................    3,032,570     72,590,961   --        75,623,531
  Thailand....................   14,780,771             --   --        14,780,771
  Turkey......................      176,325      9,164,579   --         9,340,904
  United Kingdom..............   66,475,382    210,457,992   --       276,933,374
  United States...............      119,026         16,978   --           136,004
Preferred Stocks
  Brazil......................    4,574,656      7,728,886   --        12,303,542
  Chile.......................           --         56,225   --            56,225
  Colombia....................      365,740             --   --           365,740
  Germany.....................           --        731,046   --           731,046
  Malaysia....................           --          1,799   --             1,799
  United Kingdom..............           --         18,387   --            18,387
Rights/Warrants
  Austria.....................           --             --   --                --
  Brazil......................           --             29   --                29
  China.......................           --          1,168   --             1,168
  France......................           --         75,252   --            75,252
  Germany.....................           --         20,817   --            20,817
  Hong Kong...................           --         24,334   --            24,334
  Indonesia...................           --            833   --               833
  Italy.......................           --         19,932   --            19,932
  Malaysia....................           --             --   --                --
  Portugal....................           --             --   --                --
  Spain.......................           --         92,949   --            92,949
  Taiwan......................           --             50   --                50
  Thailand....................           --            467   --               467
  United Kingdom..............       45,713          2,234   --            47,947
Securities Lending Collateral.           --     42,004,824   --        42,004,824
                               ------------ --------------   --    --------------
TOTAL......................... $373,213,050 $1,652,028,093   --    $2,025,241,143
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                               Tax-Managed                  Tax-Managed
                                                                  U.S.        Tax-Managed  U.S. Targeted  Tax-Managed
                                                               Marketwide     U.S. Equity      Value       U.S. Small
                                                             Value Portfolio  Portfolio*    Portfolio*   Cap Portfolio*
                                                             --------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value.......  $  3,663,379             --            --             --
Investments at Value (including $0, $201,616, $642,659
 and $498,753 of securities on loan, respectively)..........            --   $  2,303,596  $  3,548,398   $  2,069,204
Temporary Cash Investments at Value & Cost..................            --         10,355        25,154         26,654
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................            --        196,822       636,800        503,302
Cash........................................................            --            356         8,973             65
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................            --             --         7,332          2,954
  Dividends, Interest and Tax Reclaims......................            --          1,986         1,074            685
  Securities Lending Income.................................            --             54           163            223
  Fund Shares Sold..........................................         2,787          2,214         3,229          2,848
Prepaid Expenses and Other Assets...........................            37             18            39             27
                                                              ------------   ------------  ------------   ------------
     Total Assets...........................................     3,666,203      2,515,401     4,231,162      2,605,962
                                                              ------------   ------------  ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................            --        196,822       636,800        503,302
  Investment Securities/Affiliated Investment Company
   Purchased................................................            --          5,918        19,791          8,572
  Fund Shares Redeemed......................................         1,444            670           896            597
  Due to Advisor............................................           444            395         1,195            828
Accrued Expenses and Other Liabilities......................           141            145           173            105
                                                              ------------   ------------  ------------   ------------
     Total Liabilities......................................         2,029        203,950       658,855        513,404
                                                              ------------   ------------  ------------   ------------
NET ASSETS..................................................  $  3,664,174   $  2,311,451  $  3,572,307   $  2,092,558
                                                              ============   ============  ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................   144,668,343    105,614,976   107,143,887     56,566,252
                                                              ============   ============  ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE............................................  $      25.33   $      21.89  $      33.34   $      36.99
                                                              ============   ============  ============   ============
Investments in Affiliated Investment Company at Cost........  $  1,984,419   $         --  $         --   $         --
                                                              ------------   ------------  ------------   ------------
Investments at Cost.........................................  $         --   $  1,094,528  $  2,041,088   $  1,119,039
                                                              ============   ============  ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  2,078,285   $  1,463,955  $  1,936,848   $  1,102,477
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         7,038          4,691         2,763          1,238
Accumulated Net Realized Gain (Loss)........................      (100,109)      (366,263)      125,386         38,678
Net Unrealized Appreciation (Depreciation)..................     1,678,960      1,209,068     1,507,310        950,165
                                                              ------------   ------------  ------------   ------------
NET ASSETS..................................................  $  3,664,174   $  2,311,451  $  3,572,307   $  2,092,558
                                                              ============   ============  ============   ============
(1) NUMBER OF SHARES AUTHORIZED.............................   700,000,000    500,000,000   700,000,000    500,000,000
                                                              ============   ============  ============   ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                             Tax-Managed
                                                                                                 DFA      T.A. World ex
                                                                             T.A. U.S. Core International   U.S. Core
                                                                                Equity 2        Value        Equity
                                                                               Portfolio*    Portfolio*    Portfolio*
                                                                             -------------- ------------- -------------
ASSETS:
Investments at Value (including $601,837, $11,388 and $48,727 of securities
 on loan, respectively)..................................................... $    5,047,278 $  2,958,995  $  1,983,236
Temporary Cash Investments at Value & Cost..................................          6,534           --            --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost....        579,947       11,738        42,005
Foreign Currencies at Value.................................................             --        4,794         2,225
Cash........................................................................          2,203        4,963         7,766
Receivables:
  Investment Securities Sold................................................            228           --            82
  Dividends, Interest and Tax Reclaims......................................          3,887        8,313         3,939
  Securities Lending Income.................................................            229           50            90
  Fund Shares Sold..........................................................          4,239        2,405         2,020
Prepaid Expenses and Other Assets...........................................             59           42            23
                                                                             -------------- ------------  ------------
     Total Assets...........................................................      5,644,604    2,991,300     2,041,386
                                                                             -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................................        579,947       11,738        42,005
  Investment Securities Purchased...........................................          4,842           10         1,635
  Fund Shares Redeemed......................................................          2,471          845         1,382
  Due to Advisor............................................................            901        1,232           661
Accrued Expenses and Other Liabilities......................................            232          218           203
                                                                             -------------- ------------  ------------
     Total Liabilities......................................................        588,393       14,043        45,886
                                                                             -------------- ------------  ------------
NET ASSETS.................................................................. $    5,056,211 $  2,977,257  $  1,995,500
                                                                             ============== ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................................    355,930,533  196,259,197   200,776,691
                                                                             ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE...................................................................... $        14.21 $      15.17  $       9.94
                                                                             ============== ============  ============
Investments at Cost......................................................... $    2,998,549 $  2,735,993  $  1,666,916
                                                                             ============== ============  ============
Foreign Currencies at Cost.................................................. $           -- $      4,872  $      2,245
                                                                             ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................. $    2,936,558 $  2,750,729  $  1,680,359
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).........................................................          7,977        5,745         7,102
Accumulated Net Realized Gain (Loss)........................................         62,947       (1,858)       (8,139)
Net Unrealized Foreign Exchange Gain (Loss).................................             --         (283)         (122)
Net Unrealized Appreciation (Depreciation)..................................      2,048,729      222,924       316,300
                                                                             -------------- ------------  ------------
NET ASSETS.................................................................. $    5,056,211 $  2,977,257  $  1,995,500
                                                                             ============== ============  ============
(1) NUMBER OF SHARES AUTHORIZED.............................................  1,000,000,000  700,000,000   500,000,000
                                                                             ============== ============  ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                            Tax-Managed
                                                                               U.S.                  Tax-Managed
                                                                            Marketwide  Tax-Managed U.S. Targeted
                                                                               Value    U.S. Equity     Value
                                                                            Portfolio*   Portfolio    Portfolio
                                                                            ----------- ----------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $5, $0 and $0, respectively).  $ 61,516          --           --
  Interest.................................................................         5          --           --
  Income from Securities Lending...........................................       595          --           --
  Expenses Allocated from Affiliated Investment Company....................    (7,155)         --           --
                                                                             --------    --------     --------
     Total Net Investment Income Received from Affiliated Investment
      Company..............................................................    54,961          --           --
                                                                             --------    --------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $7 and $5, respectively).        --    $ 40,068     $ 40,380
  Interest.................................................................        --           3            6
  Income from Securities Lending...........................................        --         487        1,638
                                                                             --------    --------     --------
     Total Investment Income...............................................        --      40,558       42,024
                                                                             --------    --------     --------
Fund Expenses
  Investment Advisory Services Fees........................................        --       1,078       14,335
  Administrative Services Fees.............................................     5,116       3,235           --
  Accounting & Transfer Agent Fees.........................................        44         125          196
  Custodian Fees...........................................................        --          34           48
  Filing Fees..............................................................        71          58           74
  Shareholders' Reports....................................................        46          25           45
  Directors'/Trustees' Fees & Expenses.....................................        24          15           24
  Professional Fees........................................................        21          48           76
  Other....................................................................        20          28           31
                                                                             --------    --------     --------
     Total Expenses........................................................     5,342       4,646       14,829
                                                                             --------    --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...........................................        --          99           --
                                                                             --------    --------     --------
  Net Expenses.............................................................     5,342       4,745       14,829
                                                                             --------    --------     --------
  Net Investment Income (Loss).............................................    49,619      35,813       27,195
                                                                             --------    --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................................    13,291      27,514      131,281
    Futures................................................................        --          --         (690)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities..................................................   407,407     253,351      194,442
                                                                             --------    --------     --------
  Net Realized and Unrealized Gain (Loss)..................................   420,698     280,865      325,033
                                                                             --------    --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations............  $470,317    $316,678     $352,228
                                                                             ========    ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                             Tax-Managed
                                                                                                 DFA      T.A. World ex
                                                                Tax-Managed  T.A. U.S. Core International   U.S. Core
                                                                U.S. Small      Equity 2        Value        Equity
                                                               Cap Portfolio   Portfolio      Portfolio     Portfolio
                                                               ------------- -------------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $4, $9, $8,095
   and $4,964, respectively)..................................   $ 22,095       $ 78,174      $ 137,931     $ 59,591
  Interest....................................................          3              6              1           --
  Income from Securities Lending..............................      2,201          2,272          1,207        1,171
                                                                 --------       --------      ---------     --------
     Total Investment Income..................................     24,299         80,452        139,139       60,762
                                                                 --------       --------      ---------     --------
Fund Expenses
  Investment Advisory Services Fees...........................      9,976         10,157         14,928        7,688
  Accounting & Transfer Agent Fees............................        116            263            182          121
  Custodian Fees..............................................         35             70            302          587
  Filing Fees.................................................         56            171            124          110
  Shareholders' Reports.......................................         31             45             50           28
  Directors'/Trustees' Fees & Expenses........................         14             33             21           13
  Professional Fees...........................................         46             98             94           86
  Other.......................................................         24             48             39           37
                                                                 --------       --------      ---------     --------
     Total Expenses...........................................     10,298         10,885         15,740        8,670
                                                                 --------       --------      ---------     --------
  Fees Paid Indirectly........................................         --             --             (5)          (4)
                                                                 --------       --------      ---------     --------
  Net Expenses................................................     10,298         10,885         15,735        8,666
                                                                 --------       --------      ---------     --------
  Net Investment Income (Loss)................................     14,001         69,567        123,404       52,096
                                                                 --------       --------      ---------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     42,026         67,738         11,012       (3,177)
    Foreign Currency Transactions.............................         --             --           (985)        (438)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................    105,851        447,786       (180,297)     (61,190)
    Translation of Foreign Currency Denominated Amounts.......         --             --           (361)        (161)
                                                                 --------       --------      ---------     --------
  Net Realized and Unrealized Gain (Loss).....................    147,877        515,524       (170,631)     (64,966)
                                                                 --------       --------      ---------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...................................................   $161,878       $585,091      $ (47,227)    $(12,870)
                                                                 ========       ========      =========     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                        Tax-Managed U.S.        Tax-Managed U.S. Equity Tax-Managed U.S. Targeted
                                     Marketwide Value Portfolio        Portfolio            Value Portfolio
                                     -------------------------  ----------------------  ------------------------
                                        Year          Year         Year        Year        Year         Year
                                       Ended         Ended        Ended       Ended       Ended        Ended
                                      Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                        2014          2013         2014        2013        2014         2013
                                      ----------   ----------   ----------  ----------  ----------   ----------
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income
   (Loss)........................... $   49,619    $   45,063   $   35,813  $   33,279  $   27,195   $   34,184
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold....................     13,291        28,282       27,514      31,573     131,281       90,493
   Futures..........................         --            --           --          --        (690)        (469)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities/
    Affiliated Investment
    Company.........................    407,407       749,568      253,351     385,510     194,442      808,724
                                      ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations................    470,317       822,913      316,678     450,362     352,228      932,932
                                      ----------   ----------   ----------  ----------  ----------   ----------
Distributions From:
  Net Investment Income.............    (49,288)      (45,918)     (35,329)    (33,403)    (28,250)     (34,487)
  Net Long-Term Gains...............         --            --           --          --     (83,909)     (51,974)
                                      ----------   ----------   ----------  ----------  ----------   ----------
    Total Distributions.............    (49,288)      (45,918)     (35,329)    (33,403)   (112,159)     (86,461)
                                      ----------   ----------   ----------  ----------  ----------   ----------
Capital Share Transactions (1):
  Shares Issued.....................    485,118       413,061      243,147     292,819     421,700      351,960
  Shares Issued in Lieu of Cash
   Distributions....................     48,347        44,666       33,504      31,525     110,967       85,408
  Shares Redeemed...................   (400,756)     (469,582)    (238,010)   (272,253)   (401,482)    (461,353)
                                      ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    132,709       (11,855)      38,641      52,091     131,185      (23,985)
                                      ----------   ----------   ----------  ----------  ----------   ----------
    Total Increase (Decrease)
     in Net Assets..................    553,738       765,140      319,990     469,050     371,254      822,486
Net Assets
  Beginning of Year.................  3,110,436     2,345,296    1,991,461   1,522,411   3,201,053    2,378,567
                                      ----------   ----------   ----------  ----------  ----------   ----------
  End of Year....................... $3,664,174    $3,110,436   $2,311,451  $1,991,461  $3,572,307   $3,201,053
                                      ==========   ==========   ==========  ==========  ==========   ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.....................     20,163        21,510       11,836      17,525      13,051       13,343
  Shares Issued in Lieu of Cash
   Distributions....................      1,996         2,374        1,626       1,885       3,550        3,664
  Shares Redeemed...................    (16,683)      (24,667)     (11,547)    (16,115)    (12,503)     (17,890)
                                      ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................      5,476          (783)       1,915       3,295       4,098         (883)
                                      ==========   ==========   ==========  ==========  ==========   ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income)............................ $    7,038    $    6,707   $    4,691  $    4,207  $    2,763   $    4,769

                                     Tax-Managed U.S. Small
                                          Cap Portfolio
                                     ----------------------
                                        Year        Year
                                       Ended       Ended
                                      Oct. 31,    Oct. 31,
                                        2014        2013
                                     ----------  ----------
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income
   (Loss)........................... $   14,001  $   18,958
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold....................     42,026      66,451
   Futures..........................         --          --
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities/
    Affiliated Investment
    Company.........................    105,851     440,389
                                     ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations................    161,878     525,798
                                     ----------  ----------
Distributions From:
  Net Investment Income.............    (14,279)    (19,758)
  Net Long-Term Gains...............         --          --
                                     ----------  ----------
    Total Distributions.............    (14,279)    (19,758)
                                     ----------  ----------
Capital Share Transactions (1):
  Shares Issued.....................    293,195     265,581
  Shares Issued in Lieu of Cash
   Distributions....................     14,005      19,249
  Shares Redeemed...................   (235,176)   (249,201)
                                     ----------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................     72,024      35,629
                                     ----------  ----------
    Total Increase (Decrease)
     in Net Assets..................    219,623     541,669
Net Assets
  Beginning of Year.................  1,872,935   1,331,266
                                     ----------  ----------
  End of Year....................... $2,092,558  $1,872,935
                                     ==========  ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.....................      8,159       9,157
  Shares Issued in Lieu of Cash
   Distributions....................        389         725
  Shares Redeemed...................     (6,577)     (8,677)
                                     ----------  ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................      1,971       1,205
                                     ==========  ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income)............................ $    1,238  $    2,335

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                T.A. U.S. Core Equity 2     Tax-Managed DFA           T.A. World ex U.S. Core
                                                       Portfolio        International Value Portfolio    Equity Portfolio
                                                ----------------------  ----------------------------  ----------------------
                                                   Year        Year        Year           Year           Year        Year
                                                  Ended       Ended       Ended          Ended          Ended       Ended
                                                 Oct. 31,    Oct. 31,    Oct. 31,       Oct. 31,       Oct. 31,    Oct. 31,
                                                   2014        2013        2014           2013           2014        2013
                                                ----------  ----------   ----------     ----------    ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   69,567  $   59,525  $  123,404     $   62,438     $   52,096  $   36,104
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................     67,738      40,753      11,012         21,533         (3,177)      4,345
    Foreign Currency Transactions..............         --          --        (985)          (449)          (438)       (309)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    447,786     894,300    (180,297)       480,686        (61,190)    263,265
    Translation of Foreign Currency
     Denominated Amounts.......................         --          --        (361)           267           (161)         82
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    585,091     994,578     (47,227)       564,475        (12,870)    303,487
                                                ----------  ----------   ----------     ----------    ----------  ----------
Distributions From:
  Net Investment Income........................    (66,232)    (58,615)   (120,029)       (64,636)       (50,359)    (37,052)
  Net Long-Term Gains..........................    (39,638)     (3,496)         --             --         (4,097)       (436)
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Total Distributions.......................   (105,870)    (62,111)   (120,029)       (64,636)       (54,456)    (37,488)
                                                ----------  ----------   ----------     ----------    ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................    947,444     772,713     644,899        540,616        573,754     401,186
  Shares Issued in Lieu of Cash
   Distributions...............................    105,601      61,302     118,507         63,075         54,321      36,576
  Shares Redeemed..............................   (579,808)   (515,963)   (377,277)      (316,534)      (291,144)   (218,473)
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    473,237     318,052     386,129        287,157        336,931     219,289
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................    952,458   1,250,519     218,873        786,996        269,605     485,288
Net Assets
  Beginning of Year............................  4,103,753   2,853,234   2,758,384      1,971,388      1,725,895   1,240,607
                                                ----------  ----------   ----------     ----------    ----------  ----------
  End of Year.................................. $5,056,211  $4,103,753  $2,977,257     $2,758,384     $1,995,500  $1,725,895
                                                ==========  ==========   ==========     ==========    ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     69,846      70,037      40,390         37,954         55,671      42,914
  Shares Issued in Lieu of Cash
   Distributions...............................      7,944       5,642       7,273          4,452          5,218       3,951
  Shares Redeemed..............................    (43,069)    (47,040)    (23,934)       (22,556)       (28,483)    (23,452)
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     34,721      28,639      23,729         19,850         32,406      23,413
                                                ==========  ==========   ==========     ==========    ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $    7,977  $    6,548  $    5,745     $    5,574     $    7,102  $    4,139

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              Tax-Managed U.S. Marketwide Value Portfolio
                                               ----------------------------------------------------------------------
                                                    Year           Year           Year           Year           Year
                                                   Ended          Ended          Ended          Ended          Ended
                                                  Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                                    2014           2013           2012           2011           2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............ $    22.35     $    16.76     $    14.42     $    13.78     $    11.61
                                               ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.35           0.32           0.28           0.22           0.16
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       2.98           5.60           2.33           0.63           2.17
                                               ----------     ----------     ----------     ----------     ----------
   Total from Investment Operations...........       3.33           5.92           2.61           0.85           2.33
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.35)         (0.33)         (0.27)         (0.21)         (0.16)
   Total Distributions........................      (0.35)         (0.33)         (0.27)         (0.21)         (0.16)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................. $    25.33     $    22.35     $    16.76     $    14.42     $    13.78
============================================== ==========     ==========     ==========     ==========     ==========
Total Return..................................      14.98%         35.71%         18.34%          6.15%         20.17%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........... $3,664,174     $3,110,436     $2,345,296     $2,063,119     $1,896,941
Ratio of Expenses to Average Net Assets.......       0.37%(B)       0.37%(B)       0.38%(B)       0.38%(B)       0.38%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)........................       0.37%(B)       0.37%(B)       0.38%(B)       0.38%(B)       0.38%(B)
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.45%          1.66%          1.83%          1.45%          1.24%
Portfolio Turnover Rate.......................        N/A            N/A            N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------

                                                              Tax-Managed U.S. Equity Portfolio
                                               ------------------------------------------------------------
                                                  Year        Year        Year         Year           Year
                                                 Ended       Ended       Ended        Ended          Ended
                                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,       Oct. 31,
                                                  2014        2013        2012         2011           2010
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............ $    19.20  $    15.16  $    13.48  $    12.70    $    10.94
                                               ----------  ----------  ----------  ----------    ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.34        0.32        0.27        0.23          0.20
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       2.69        4.05        1.67        0.77          1.76
                                               ----------  ----------  ----------  ----------    ----------
   Total from Investment Operations...........       3.03        4.37        1.94        1.00          1.96
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.34)      (0.33)      (0.26)      (0.22)        (0.20)
   Total Distributions........................      (0.34)      (0.33)      (0.26)      (0.22)        (0.20)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................. $    21.89  $    19.20  $    15.16  $    13.48    $    12.70
============================================== ==========  ==========  ==========  ==========    ==========
Total Return..................................      15.89%      29.15%      14.57%       7.92%        18.10%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........... $2,311,451  $1,991,461  $1,522,411  $1,364,068    $1,286,236
Ratio of Expenses to Average Net Assets.......       0.22%       0.22%       0.22%       0.22%**       0.22%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)........................       0.22%       0.22%       0.22%       0.23%**       0.23%(B)
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.66%       1.89%       1.87%       1.65%         1.70%
Portfolio Turnover Rate.......................          2%          3%          7%         11%*         N/A
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
**Represents the combined ratios for the Portfolio and, for the period
  November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            Tax-Managed U.S. Targeted Value Portfolio
                                                   ----------------------------------------------------------  -----------
                                                      Year        Year        Year        Year        Year        Year
                                                     Ended       Ended       Ended       Ended       Ended       Ended
                                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                      2014        2013        2012        2011        2010        2014
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $    31.06  $    22.89  $    20.02  $    19.09  $    14.96  $    34.31
                                                   ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.26        0.33        0.21        0.14        0.11        0.25
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       3.11        8.69        2.85        0.93        4.13        2.69
                                                   ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............       3.37        9.02        3.06        1.07        4.24        2.94
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.27)      (0.34)      (0.19)      (0.14)      (0.11)      (0.26)
  Net Realized Gains..............................      (0.82)      (0.51)         --          --          --          --
   Total Distributions............................      (1.09)      (0.85)      (0.19)      (0.14)      (0.11)      (0.26)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $    33.34  $    31.06  $    22.89  $    20.02  $    19.09  $    36.99
=================================================  ==========  ==========  ==========  ==========  ==========  ==========
Total Return......................................      11.10%      40.60%      15.39%       5.58%      28.43%       8.58%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $3,572,307  $3,201,053  $2,378,567  $2,191,055  $2,145,546  $2,092,558
Ratio of Expenses to Average Net Assets...........       0.43%       0.44%       0.44%       0.44%       0.45%       0.52%
Ratio of Net Investment Income to Average Net
 Assets...........................................       0.80%       1.24%       0.98%       0.66%       0.63%       0.70%
Portfolio Turnover Rate...........................          7%          6%         12%         21%         26%          7%
---------------------------------------------------------------------------------------------------------------------------

                                                   Tax-Managed U.S. Small Cap Portfolio
                                                   -----------------------------------------------
                                                      Year        Year        Year        Year
                                                     Ended       Ended       Ended       Ended
                                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                      2013        2012        2011        2010
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $    24.93  $    22.07  $    20.47  $    16.26
                                                   ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.35        0.21        0.15        0.11
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       9.40        2.85        1.59        4.20
                                                   ----------  ----------  ----------  ----------
   Total from Investment Operations...............       9.75        3.06        1.74        4.31
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.37)      (0.20)      (0.14)      (0.10)
  Net Realized Gains..............................         --          --          --          --
   Total Distributions............................      (0.37)      (0.20)      (0.14)      (0.10)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $    34.31  $    24.93  $    22.07  $    20.47
=================================================  ==========  ==========  ==========  ==========
Total Return......................................      39.55%      13.95%       8.50%      26.61%
--------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $1,872,935  $1,331,266  $1,212,285  $1,141,494
Ratio of Expenses to Average Net Assets...........       0.52%       0.53%       0.53%       0.53%
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.20%       0.90%       0.64%       0.58%
Portfolio Turnover Rate...........................          7%         17%         22%         27%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                           T.A. U.S. Core Equity 2 Portfolio
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    12.78  $     9.75  $     8.63  $     8.18  $     6.83
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.20        0.19        0.16        0.12        0.11
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.55        3.04        1.11        0.45        1.35
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       1.75        3.23        1.27        0.57        1.46
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.20)      (0.19)      (0.15)      (0.12)      (0.11)
  Net Realized Gains.........................................      (0.12)      (0.01)         --          --          --
   Total Distributions.......................................      (0.32)      (0.20)      (0.15)      (0.12)      (0.11)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    14.21  $    12.78  $     9.75  $     8.63  $     8.18
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................      13.88%      33.58%      14.82%       6.97%      21.49%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $5,056,211  $4,103,753  $2,853,234  $2,432,872  $2,014,584
Ratio of Expenses to Average Net Assets......................       0.24%       0.24%       0.24%       0.24%       0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........       0.24%       0.24%       0.24%       0.24%       0.25%
Ratio of Net Investment Income to Average Net Assets.........       1.51%       1.72%       1.71%       1.39%       1.45%
Portfolio Turnover Rate......................................          7%          2%          6%          6%          5%
--------------------------------------------------------------------------------------------------------------------------

                                                                      Tax-Managed DFA International Value Portfolio
                                                              ------------------------------------------------------------
                                                                  Year        Year        Year         Year        Year
                                                                 Ended       Ended       Ended        Ended       Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    15.99   $    12.91  $    12.99  $    14.53   $    13.49
                                                              ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.66         0.39        0.42        0.46         0.31
  Net Gains (Losses) on Securities (Realized and Unrealized).      (0.83)        3.09       (0.10)      (1.55)        1.03
                                                              ----------   ----------  ----------  ----------   ----------
   Total from Investment Operations..........................      (0.17)        3.48        0.32       (1.09)        1.34
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.65)       (0.40)      (0.40)      (0.45)       (0.30)
  Net Realized Gains.........................................         --           --          --          --           --
   Total Distributions.......................................      (0.65)       (0.40)      (0.40)      (0.45)       (0.30)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    15.17   $    15.99  $    12.91  $    12.99   $    14.53
============================================================= ==========   ==========  ==========  ==========   ==========
Total Return.................................................      (1.29)%      27.39%       2.77%      (7.81)%      10.34%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,977,257   $2,758,384  $1,971,388  $1,843,496   $1,834,003
Ratio of Expenses to Average Net Assets......................       0.53%        0.53%       0.55%       0.55%        0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........       0.53%        0.53%       0.55%       0.55%        0.55%
Ratio of Net Investment Income to Average Net Assets.........       4.13%        2.70%       3.32%       3.16%        2.29%
Portfolio Turnover Rate......................................         13%          12%         18%         16%          28%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           T.A. World ex U.S. Core Equity Portfolio
                                -------------------------------------------------------------
                                     Year          Year        Year         Year       Year
                                    Ended         Ended       Ended        Ended      Ended
                                   Oct. 31,      Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,
                                     2014          2013        2012         2011       2010
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $    10.25      $     8.56  $     8.39  $     9.31   $   8.13
                                ----------      ----------  ----------  ----------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................       0.28            0.23        0.23        0.25       0.17
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      (0.30)           1.70        0.16       (0.93)      1.17
                                ----------      ----------  ----------  ----------   --------
   Total from Investment
    Operations.................      (0.02)           1.93        0.39       (0.68)      1.34
----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.27)          (0.24)      (0.22)      (0.24)     (0.16)
 Net Realized Gains............      (0.02)             --          --          --         --
                                ----------      ----------  ----------  ----------   --------
   Total Distributions.........      (0.29)          (0.24)      (0.22)      (0.24)     (0.16)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $     9.94      $    10.25  $     8.56  $     8.39   $   9.31
=============================   ==========      ==========  ==========  ==========   ========
Total Return...................      (0.25)%(C)      22.88%       4.90%      (7.55)%    16.78%
----------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $1,995,500      $1,725,895  $1,240,607  $1,042,981   $966,999
Ratio of Expenses to Average
 Net Assets....................       0.45%(D)        0.46%       0.49%       0.48%      0.48%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........       0.45%(D)        0.46%       0.49%       0.48%      0.48%
Ratio of Net Investment
 Income to Average Net Assets..       2.71%(D)        2.45%       2.77%       2.63%      2.00%
Portfolio Turnover Rate........          8%(C)           2%          3%          5%         2%
----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining seventy portfolios are presented in separate reports.

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2014, the Feeder Fund owned 71% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series (the "Equity Series"). At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its prorata share of cash and securities from the Equity Series in a complete liquidation of its interest in the Equity Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Equity Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund and Tax-Managed U.S. Equity Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2014, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                 Administrative   Advisory
                                                 Services Fees  Services Fees
                                                 -------------- -------------
  Tax-Managed U.S. Marketwide Value Portfolio...      0.15%           --
  Tax-Managed U.S. Equity Portfolio*............      0.15%         0.05%
  Tax-Managed U.S. Targeted Value Portfolio.....        --          0.42%
  Tax-Managed U.S. Small Cap Portfolio..........        --          0.50%
  T.A. U.S. Core Equity 2 Portfolio.............        --          0.22%
  Tax-Managed DFA International Value Portfolio.        --          0.50%
  T.A. World ex U.S. Core Equity Portfolio......        --          0.40%

* Prior to February 28, 2014, the Portfolio was provided administrative services under an administrative agreement. Effective February 28, 2014, the administrative agreement and investment advisory agreement for the Portfolio was combined into an investment management agreement that provides for an investment management fee, equal to the Portfolio's previous investment advisory services fee and administrative services fee, payable to the Advisor for both investment advisory services and administrative services.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2014, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                             Previously
                                                             Recovery       Waived Fees/
                                               Expense    of Previously   Expenses Assumed
                                              Limitation   Waived Fees/   Subject to Future
                                                Amount   Expenses Assumed     Recovery
-                                             ---------- ---------------- -----------------
Tax-Managed U.S. Equity Portfolio (1)........    0.22%         $99              $109
T.A. U.S. Core Equity 2 Portfolio (2)........    0.30%          --                --
T.A. World ex U.S. Core Equity Portfolio (3).    0.60%          --                --

   (1) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

                                                          Fees Paid
                                                          Indirectly
                                                          ----------
           Tax-Managed DFA International Value Portfolio.     $5
           T.A. World ex U.S. Core Equity Portfolio......      4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid to the CCO by the Fund were $262 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               Tax-Managed U.S. Marketwide Value Portfolio... $86
               Tax-Managed U.S. Equity Portfolio.............  98
               Tax-Managed U.S. Targeted Value Portfolio.....  89
               Tax-Managed U.S. Small Cap Portfolio..........  52
               T.A. U.S. Core Equity 2 Portfolio.............  87
               Tax-Managed DFA International Value Portfolio.  78
               T.A. World ex U.S. Core Equity Portfolio......  38

E. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- --------
       Tax-Managed U.S. Equity Portfolio............. $ 82,865  $ 35,552
       Tax-Managed U.S. Targeted Value Portfolio.....  333,589   253,566
       Tax-Managed U.S. Small Cap Portfolio..........  247,642   136,448
       T.A. U.S. Core Equity 2 Portfolio.............  802,222   323,423
       Tax-Managed DFA International Value Portfolio.  731,036   381,824
       T.A. World ex U.S. Core Equity Portfolio......  488,497   160,440

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...         --              --             --
Tax-Managed U.S. Equity Portfolio.............         --              --             --
Tax-Managed U.S. Targeted Value Portfolio.....     $5,510         $  (951)       $(4,559)
Tax-Managed U.S. Small Cap Portfolio..........      2,293            (819)        (1,474)
T.A. U.S. Core Equity 2 Portfolio.............      3,792          (1,906)        (1,887)
Tax-Managed DFA International Value Portfolio.      2,291          (3,204)           913
T.A. World ex U.S. Core Equity Portfolio......        846           1,226         (2,072)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio
2013........................................    $45,918          --       $45,918
2014........................................     49,288          --        49,288

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains  Total
                                               -------------- ------------- --------
Tax-Managed U.S. Equity Portfolio
2013..........................................    $ 33,403            --    $ 33,403
2014..........................................      35,329            --      35,329
Tax-Managed U.S. Targeted Value Portfolio
2013..........................................      34,487       $51,974      86,461
2014..........................................      28,250        83,909     112,159
Tax-Managed U.S. Small Cap Portfolio
2013..........................................      19,758            --      19,758
2014..........................................      14,279            --      14,279
T.A. U.S. Core Equity 2 Portfolio
2013..........................................      58,615         3,496      62,111
2014..........................................      66,232        39,638     105,870
Tax-Managed DFA International Value Portfolio
2013..........................................      64,636            --      64,636
2014..........................................     120,029            --     120,029
T.A. World ex U.S. Core Equity Portfolio
2013..........................................      37,052           436      37,488
2014..........................................      50,468         3,988      54,456

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains Total
                                               -------------- ------------- ------
Tax-Managed U.S. Targeted Value Portfolio.....     $  953        $4,557     $5,510
Tax-Managed U.S. Small Cap Portfolio..........        499         1,464      1,963
T.A. U.S. Core Equity 2 Portfolio.............      1,921         1,871      3,792
Tax-Managed DFA International Value Portfolio.        895            18        913
T.A. World ex U.S. Core Equity Portfolio......        846            --        846

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     Undistributed                                              Total Net
                                     Net Investment                                           Distributable
                                       Income and   Undistributed                Unrealized     Earnings
                                       Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                     Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                     -------------- ------------- ------------ -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio.........................     $7,175             --     $ (99,663)    $1,678,512    $1,586,024
Tax-Managed U.S. Equity Portfolio...      4,787             --      (365,482)     1,208,288       847,593
Tax-Managed U.S. Targeted Value
  Portfolio.........................      2,928       $125,781            --      1,506,840     1,635,549
Tax-Managed U.S. Small Cap
  Portfolio.........................      1,290         38,979            --        949,863       990,132
T.A. U.S. Core Equity 2 Portfolio...      8,064         65,622            --      2,046,055     2,119,741
Tax-Managed DFA International Value
  Portfolio.........................      7,474          2,411            --        216,722       226,607
T.A. World ex U.S. Core Equity
  Portfolio.........................      9,110             --        (5,535)       311,604       315,179

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 Expires on October 31,
                                               -------------------------- --------
                                                2016     2017   Unlimited  Total
                                               ------- -------- --------- --------
Tax-Managed U.S. Marketwide Value Portfolio...      -- $ 99,663      --   $ 99,663
Tax-Managed U.S. Equity Portfolio............. $78,916  286,566      --    365,482
Tax-Managed U.S. Targeted Value Portfolio.....      --       --      --         --
Tax-Managed U.S. Small Cap Portfolio..........      --       --      --         --
T.A. U.S. Core Equity 2 Portfolio.............      --       --      --         --
Tax-Managed DFA International Value Portfolio.      --       --      --         --
T.A. World ex U.S. Core Equity Portfolio......      --       --  $5,535      5,535

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             Tax-Managed U.S. Marketwide Value Portfolio... $13,254
             Tax-Managed U.S. Equity Portfolio.............  27,306
             Tax-Managed U.S. Small Cap Portfolio..........   1,518
             Tax-Managed DFA International Value Portfolio.   8,800

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         Net
                                                                                      Unrealized
                                                Federal    Unrealized   Unrealized   Appreciation
                                                Tax Cost  Appreciation Depreciation (Depreciation)
                                               ---------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $1,984,867  $1,678,555   $     (43)    $1,678,512
Tax-Managed U.S. Equity Portfolio.............  1,302,485   1,225,472     (17,184)     1,208,288
Tax-Managed U.S. Targeted Value Portfolio.....  2,703,512   1,619,846    (113,006)     1,506,840
Tax-Managed U.S. Small Cap Portfolio..........  1,649,297     981,948     (32,085)       949,863
T.A. U.S. Core Equity 2 Portfolio.............  3,587,704   2,090,001     (43,946)     2,046,055
Tax-Managed DFA International Value Portfolio.  2,753,650     437,179    (220,096)       217,083
T.A. World ex U.S. Core Equity Portfolio......  1,713,495     472,576    (160,830)       311,746

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2014:

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
Equity contracts            Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2014 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                                 Derivatives Recognized in Income
                                                 -------------------------------
                                                           Foreign
                                                          Exchange     Equity
                                                 Total    Contracts   Contracts
                                                 -----    ---------   ---------
     Tax-Managed U.S. Targeted Value Portfolio*. $(690)       --        $(690)
     T.A. World ex U.S. Core Equity Portfolio*..     1       $ 1           --

* As of October 31, 2014, there were no futures or forward currency contracts outstanding. During the year ended October 31, 2014, the Portfolios had limited activity in futures and forward currency contracts.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average      Average        Days     Expense  Borrowed During
                                          Interest Rate Loan Balance Outstanding* Incurred   The Period
                                          ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio........     0.85%        $9,080          6        $ 1        $10,784
Tax-Managed U.S. Targeted
  Value Portfolio........................     0.85%         6,533          3         --          6,533
T.A. U.S. Core Equity 2 Portfolio........     0.85%         4,430          9          1          8,261
Tax-Managed DFA International
  Value Portfolio........................     0.84%         5,025         27          3         15,261
T.A. World ex U.S. Core Equity Portfolio.     0.84%         9,950         20          5         14,463

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Portfolio's available line of credit was utilized.

There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2014.

I. Securities Lending:

   As of October 31, 2014, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                            Market
                                                            Value
                                                            -------
             Tax-Managed U.S. Equity Portfolio............. $ 6,656
             Tax-Managed U.S. Targeted Value Portfolio.....  12,079
             Tax-Managed U.S. Small Cap Portfolio..........     415
             T.A. U.S. Core Equity 2 Portfolio.............  26,713
             Tax-Managed DFA International Value Portfolio.     672
             T.A. World ex U.S. Core Equity Portfolio......  16,104

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At October 31, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
                                                  ------------ --------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3             91%
   Tax-Managed U.S. Equity Portfolio.............      3             86%
   Tax-Managed U.S. Targeted Value Portfolio.....      3             96%
   Tax-Managed U.S. Small Cap Portfolio..........      3             93%
   T.A. U.S. Core Equity 2 Portfolio.............      3             92%
   Tax-Managed DFA International Value Portfolio.      3             93%
   T.A. World ex U.S. Core Equity Portfolio......      3             90%

   On December 13, 2013, the Board of the Fund voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Previous Agreements") into a bundled Investment Management Agreement for the Tax-Managed U.S. Equity Portfolio. The Investment Management Agreement became effective on February 28, 2014. The nature and level of services to the Portfolio under the Investment Management Agreement are the same as under the Previous Agreements. As of February 28, 2014, the Portfolio pays the Advisor an investment management fee that is equal to the sum of the previous investment advisory and administration fees that were paid by the Portfolio to the Advisor under the Previous Agreements.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio, and T.A. World ex U.S. Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodians, brokers, and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

            The Tax-Managed U.S. Marketwide          Russell 3000(R)
                    Value Series                    Value Index
             ---------------------------         -------------------
10/31/2004             10,000                       10,000
11/30/2004             10,670                       10,538
12/31/2004             11,017                       10,882
 1/31/2005             10,783                       10,668
 2/28/2005             11,197                       11,010
 3/31/2005             11,084                       10,852
 4/30/2005             10,678                       10,628
 5/31/2005             11,145                       10,915
 6/30/2005             11,423                       11,066
 7/31/2005             12,041                       11,413
 8/31/2005             12,026                       11,344
 9/30/2005             12,244                       11,488
10/31/2005             11,950                       11,196
11/30/2005             12,425                       11,570
12/31/2005             12,485                       11,625
 1/31/2006             13,178                       12,121
 2/28/2006             13,148                       12,189
 3/31/2006             13,456                       12,392
 4/30/2006             13,795                       12,680
 5/31/2006             13,404                       12,342
 6/30/2006             13,494                       12,427
 7/31/2006             13,411                       12,685
 8/31/2006             13,479                       12,912
 9/30/2006             13,742                       13,158
10/31/2006             14,270                       13,610
11/30/2006             14,623                       13,928
12/31/2006             14,902                       14,223
 1/31/2007             15,294                       14,407
 2/28/2007             15,098                       14,187
 3/31/2007             15,271                       14,402
 4/30/2007             15,813                       14,900
 5/31/2007             16,559                       15,438
 6/30/2007             16,205                       15,077
 7/31/2007             15,324                       14,330
 8/31/2007             15,241                       14,501
 9/30/2007             15,625                       14,964
10/31/2007             15,640                       14,978
11/30/2007             14,721                       14,215
12/31/2007             14,661                       14,079
 1/31/2008             14,081                       13,514
 2/29/2008             13,569                       12,950
 3/31/2008             13,321                       12,875
 4/30/2008             14,074                       13,485
 5/31/2008             14,390                       13,501
 6/30/2008             12,801                       12,209
 7/31/2008             12,703                       12,217
 8/31/2008             12,959                       12,455
 9/30/2008             11,860                       11,567
10/31/2008             9,209                         9,538
11/30/2008             8,298                         8,820
12/31/2008             8,577                         8,975
 1/31/2009             7,462                         7,923
 2/28/2009             6,461                         6,861
 3/31/2009             7,139                         7,449
 4/30/2009             8,373                         8,279
 5/31/2009             9,006                         8,763
 6/30/2009             8,878                         8,701
 7/31/2009             9,789                         9,436
 8/31/2009             10,437                        9,926
 9/30/2009             10,904                       10,319
10/31/2009             10,384                        9,973
11/30/2009             10,866                       10,516
12/31/2009             11,265                       10,749
 1/31/2010             10,949                       10,445
 2/28/2010             11,453                       10,788
 3/31/2010             12,357                       11,506
 4/30/2010             12,839                       11,847
 5/31/2010             11,739                       10,870
 6/30/2010             10,843                       10,230
 7/31/2010             11,709                       10,926
 8/31/2010             10,941                       10,430
 9/30/2010             12,033                       11,263
10/31/2010             12,500                       11,609
11/30/2010             12,530                       11,576
12/31/2010             13,712                       12,493
 1/31/2011             14,051                       12,753
 2/28/2011             14,842                       13,238
 3/31/2011             14,940                       13,301
 4/30/2011             15,294                       13,644
 5/31/2011             15,053                       13,491
 6/30/2011             14,789                       13,210
 7/31/2011             14,164                       12,772
 8/31/2011             12,982                       11,948
 9/30/2011             11,664                       11,013
10/31/2011             13,291                       12,299
11/30/2011             13,185                       12,238
12/31/2011             13,321                       12,480
 1/31/2012             14,014                       12,981
 2/29/2012             14,752                       13,472
 3/31/2012             15,068                       13,873
 4/30/2012             14,789                       13,727
 5/31/2012             13,750                       12,919
 6/30/2012             14,473                       13,559
 7/31/2012             14,601                       13,678
 8/31/2012             15,151                       13,984
 9/30/2012             15,693                       14,432
10/31/2012             15,745                       14,353
11/30/2012             15,843                       14,351
12/31/2012             16,303                       14,670
 1/31/2013             17,380                       15,618
 2/28/2013             17,651                       15,839
 3/31/2013             18,524                       16,468
 4/30/2013             18,652                       16,697
 5/31/2013             19,262                       17,131
 6/30/2013             19,149                       16,986
 7/31/2013             20,316                       17,917
 8/31/2013             19,714                       17,228
 9/30/2013             20,437                       17,704
10/31/2013             21,401                       18,463
11/30/2013             22,289                       18,995
12/31/2013             22,907                       19,466
 1/31/2014             22,003                       18,770
 2/28/2014             22,809                       19,585
 3/31/2014             23,148                       20,035
 4/30/2014             23,200                       20,168
 5/31/2014             23,750                       20,451
 6/30/2014             24,360                       21,014
 7/31/2014             23,983                       20,582              Past performance is not predictive of
 8/31/2014             24,864                       21,349              future performance.
 9/30/2014             24,232                       20,831              The returns shown do not reflect the
10/31/2014             24,646                       21,373              deduction of taxes that a shareholder
                                                                        would pay on fund distributions or the
         Average Annual        One        Five         Ten              redemption of fund shares.
         Total Return          Year       Years       Years             Russell data copyright (C) Russell
         --------------------------------------------------------       Investment Group 1995-2014, all rights
                              15.17%      18.87%      9.44%             reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index /SM/........ 20.69%

   Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

Tax-Managed U.S. Marketwide Value Series

   The Tax-Managed U.S. Marketwide Value Series invests in a broadly diversified group of U.S. value stocks. Value is measured primarily by book-to-market ratio. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 1,150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were 15.17% for the Series and 15.76% for the Russell 3000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. Lower book to market stocks outperformed higher book to market stocks within the index. The Tax-Managed U.S. Marketwide Value Series had less weight than the index in lower book to market stocks, which detracted from relative performance. The Series excludes real estate investment trusts (REITs) and highly regulated utilities from eligibility while the Index holds stocks in these sectors. REITs and utilities generally outperformed other sectors during the period, which detracted from the Series' relative performance.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                    Six Months Ended October 31, 2014
EXPENSE TABLES
                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              05/01/14  10/31/14    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,062.30    0.21%    $1.09
Hypothetical 5% Annual Return................ $1,000.00 $1,024.15    0.21%    $1.07

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                 The Tax-Managed U.S. Marketwide Value Series
              Consumer Discretionary.......................  18.0%
              Consumer Staples.............................   7.2%
              Energy.......................................  16.1%
              Financials...................................  19.3%
              Health Care..................................  10.2%
              Industrials..................................  14.4%
              Information Technology.......................   7.1%
              Materials....................................   3.2%
              Other........................................    --
              Telecommunication Services...................   4.2%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                            --------- ------------ ---------------
COMMON STOCKS -- (96.4%)
Consumer Discretionary -- (17.3%)
    Comcast Corp. Class A.................. 3,446,875 $190,784,531            3.7%
    Comcast Corp. Special Class A.......... 1,088,341   60,011,123            1.2%
    General Motors Co......................   751,200   23,587,680            0.5%
*   Liberty Interactive Corp. Class A......   882,463   23,067,583            0.5%
    Time Warner Cable, Inc.................   693,942  102,155,202            2.0%
    Time Warner, Inc....................... 1,534,860  121,975,324            2.4%
    Twenty-First Century Fox, Inc. Class A. 1,287,383   44,388,966            0.9%
    Other Securities.......................            354,467,982            6.7%
                                                      ------------           -----
Total Consumer Discretionary...............            920,438,391           17.9%
                                                      ------------           -----
Consumer Staples -- (7.0%)
    Archer-Daniels-Midland Co..............   813,476   38,233,372            0.8%
*   Constellation Brands, Inc. Class A.....   249,042   22,797,305            0.5%
    CVS Health Corp........................ 1,510,745  129,637,028            2.5%
    Mondelez International, Inc. Class A... 2,081,099   73,379,551            1.4%
    Other Securities.......................            106,508,573            2.0%
                                                      ------------           -----
Total Consumer Staples.....................            370,555,829            7.2%
                                                      ------------           -----
Energy -- (15.5%)
    Anadarko Petroleum Corp................   845,068   77,560,341            1.5%
    Chevron Corp........................... 1,026,536  123,132,993            2.4%
    ConocoPhillips......................... 1,766,829  127,476,712            2.5%
    Exxon Mobil Corp.......................   719,910   69,622,496            1.4%
    Hess Corp..............................   378,130   32,069,205            0.6%
    Marathon Oil Corp......................   903,937   31,999,370            0.6%
    Marathon Petroleum Corp................   451,968   41,083,891            0.8%
    Phillips 66............................   883,414   69,347,999            1.4%
    Valero Energy Corp.....................   605,899   30,349,481            0.6%
    Other Securities.......................            219,822,492            4.2%
                                                      ------------           -----
Total Energy...............................            822,464,980           16.0%
                                                      ------------           -----
Financials -- (18.6%)
    American International Group, Inc......   899,581   48,190,554            1.0%
    Bank of America Corp................... 6,542,656  112,271,977            2.2%
    Capital One Financial Corp.............   356,632   29,518,431            0.6%
    Citigroup, Inc......................... 2,248,344  120,353,854            2.4%
    CME Group, Inc.........................   414,385   34,729,607            0.7%
    Goldman Sachs Group, Inc. (The)........   154,508   29,354,975            0.6%
    JPMorgan Chase & Co.................... 1,785,675  107,997,624            2.1%
    MetLife, Inc........................... 1,125,923   61,070,064            1.2%
    Morgan Stanley......................... 1,476,248   51,594,868            1.0%
    Prudential Financial, Inc..............   497,625   44,059,717            0.9%
    Other Securities.......................            350,805,532            6.5%
                                                      ------------           -----
Total Financials...........................            989,947,203           19.2%
                                                      ------------           -----
Health Care -- (9.9%)
    Aetna, Inc.............................   558,462   46,078,700            0.9%
*   Express Scripts Holding Co.............   493,239   37,890,620            0.8%
    Humana, Inc............................   236,814   32,881,624            0.7%
    Pfizer, Inc............................ 4,178,729  125,152,934            2.4%
    Thermo Fisher Scientific, Inc..........   499,520   58,728,566            1.2%
#   WellPoint, Inc.........................   504,640   63,932,842            1.3%
    Zoetis, Inc............................   805,208   29,921,529            0.6%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                          ---------- -------------- ---------------
Health Care -- (Continued)
      Other Securities...................................            $  130,278,997            2.3%
                                                                     --------------          ------
Total Health Care........................................               524,865,812           10.2%
                                                                     --------------          ------
Industrials -- (13.9%)
      CSX Corp...........................................  1,242,950     44,286,308            0.9%
      FedEx Corp.........................................    142,324     23,825,038            0.5%
      General Electric Co................................  5,207,993    134,418,299            2.6%
      Norfolk Southern Corp..............................    545,229     60,324,137            1.2%
      Northrop Grumman Corp..............................    337,038     46,497,762            0.9%
      Union Pacific Corp.................................    888,128    103,422,506            2.0%
      Other Securities...................................               326,691,336            6.3%
                                                                     --------------          ------
Total Industrials........................................               739,465,386           14.4%
                                                                     --------------          ------
Information Technology -- (6.9%)
      Corning, Inc.......................................  1,201,485     24,546,339            0.5%
      Hewlett-Packard Co.................................    759,615     27,254,986            0.5%
*     Micron Technology, Inc.............................    758,908     25,112,266            0.5%
*     Yahoo!, Inc........................................  1,048,770     48,295,858            1.0%
      Other Securities...................................               240,376,067            4.6%
                                                                     --------------          ------
Total Information Technology.............................               365,585,516            7.1%
                                                                     --------------          ------
Materials -- (3.0%)
      International Paper Co.............................    493,615     24,986,791            0.5%
      Other Securities...................................               137,737,875            2.7%
                                                                     --------------          ------
Total Materials..........................................               162,724,666            3.2%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (4.0%)
#     AT&T, Inc..........................................  4,073,875    141,933,805            2.8%
      Verizon Communications, Inc........................    644,888     32,405,622            0.6%
      Other Securities...................................                40,703,493            0.8%
                                                                     --------------          ------
Total Telecommunication Services.........................               215,042,920            4.2%
                                                                     --------------          ------
Utilities -- (0.3%)
      Other Securities...................................                16,312,159            0.3%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,127,402,862           99.7%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    21,755            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.077%. 20,061,382     20,061,382            0.4%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@  DFA Short Term Investment Fund..................... 14,553,369    168,382,482            3.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,951,388,341)...................................            $5,315,868,481          103.3%
                                                                     ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  920,438,391           --   --    $  920,438,391
  Consumer Staples............    370,555,829           --   --       370,555,829
  Energy......................    822,464,980           --   --       822,464,980
  Financials..................    989,919,534 $     27,669   --       989,947,203
  Health Care.................    524,865,812           --   --       524,865,812
  Industrials.................    739,465,174          212   --       739,465,386
  Information Technology......    365,585,516           --   --       365,585,516
  Materials...................    162,724,666           --   --       162,724,666
  Other.......................             --           --   --                --
  Telecommunication Services..    215,042,920           --   --       215,042,920
  Utilities...................     16,312,159           --   --        16,312,159
Rights/Warrants...............             --       21,755   --            21,755
Temporary Cash Investments....     20,061,382           --   --        20,061,382
Securities Lending Collateral.             --  168,382,482   --       168,382,482
                               -------------- ------------   --    --------------
TOTAL......................... $5,147,436,363 $168,432,118   --    $5,315,868,481
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $280,786 of securities on loan)*......... $5,127,425
Temporary Cash Investments at Value & Cost...............................     20,061
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.    168,382
Cash.....................................................................      3,639
Receivables:
  Investment Securities Sold.............................................        457
  Dividends, Interest and Tax Reclaims...................................      5,035
  Securities Lending Income..............................................         67
                                                                          ----------
     Total Assets........................................................  5,325,066
                                                                          ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................    168,382
  Investment Securities Purchased........................................     11,679
  Due to Advisor.........................................................        833
Accrued Expenses and Other Liabilities...................................        195
     Total Liabilities...................................................    181,089
                                                                          ----------
NET ASSETS............................................................... $5,143,977
                                                                          ==========
Investments at Cost...................................................... $2,762,944
                                                                          ==========

----------
* See Note G in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

   Investment Income
     Dividends (Net of Foreign Taxes Withheld of $8)............... $ 86,754
     Interest......................................................        7
     Income from Securities Lending................................      840
                                                                    --------
        Total Investment Income....................................   87,601
                                                                    --------
   Expenses
     Investment Advisory Services Fees.............................    9,619
     Accounting & Transfer Agent Fees..............................      242
     Custodian Fees................................................       54
     Shareholders' Reports.........................................       20
     Directors'/Trustees' Fees & Expenses..........................       34
     Professional Fees.............................................       99
     Other.........................................................       22
                                                                    --------
        Total Expenses.............................................   10,090
                                                                    --------
     Net Expenses..................................................   10,090
                                                                    --------
     Net Investment Income (Loss)..................................   77,511
                                                                    --------
   Realized and Unrealized Gain (Loss)
     Net Realized Gain (Loss) on:
       Investment Securities Sold..................................   18,712
     Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.......................................  573,756
                                                                    --------
     Net Realized and Unrealized Gain (Loss).......................  592,468
                                                                    --------
   Net Increase (Decrease) in Net Assets Resulting from Operations. $669,979
                                                                    ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                            Year        Year
                                                                           Ended       Ended
                                                                          Oct. 31,    Oct. 31,
                                                                            2014        2013
-                                                                        ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   77,511  $   69,562
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................     18,712      39,747
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................    573,756   1,056,586
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    669,979   1,165,895
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................    209,662     285,068
  Withdrawals...........................................................   (125,419)   (367,684)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............     84,243     (82,616)
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................    754,222   1,083,279
Net Assets
  Beginning of Year.....................................................  4,389,755   3,306,476
                                                                         ----------  ----------
  End of Year........................................................... $5,143,977  $4,389,755
                                                                         ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS


                                                         Year        Year        Year        Year        Year
                                                        Ended       Ended       Ended       Ended       Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2014        2013        2012        2011        2010
-----------------------------------------------------------------------------------------------------------------
Total Return.........................................      15.17%      35.92%      18.47%       6.33%      20.38%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $5,143,977  $4,389,755  $3,306,476  $2,901,325  $2,670,673
Ratio of Expenses to Average Net Assets..............       0.21%       0.21%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets.       1.61%       1.82%       1.99%       1.61%       1.40%
Portfolio Turnover Rate..............................          2%          5%         10%         20%         25%
-----------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At October 31, 2014, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $120 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. For the year ended October 31, 2014, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2014, the total related amounts paid to the CCO by the Trust were $83 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- -------
        The Tax-Managed U.S. Marketwide Value Series. $260,060  $71,982

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                        Net
                                                                                     Unrealized
                                               Federal    Unrealized   Unrealized   Appreciation
                                               Tax Cost  Appreciation Depreciation (Depreciation)
                                              ---------- ------------ ------------ --------------
The Tax-Managed U.S. Marketwide Value Series. $2,951,992  $2,397,559    $(33,683)    $2,363,876

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Series under the lines of credit during the year ended October 31, 2014.

G. Securities Lending:

   As of October 31, 2014, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $114,381 (in thousands). The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

H. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

I. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the Tax-

Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of The Tax-Managed U.S. Marketwide Value Series:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2014.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2014.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were two Strategy Committee meetings held during the fiscal year ended October 31, 2014.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the DFA   Principal Occupation(s) During Past 5
 with the Fund, Address and   Term of Office/1/ and      Fund Complex/2/        Years and Other Directorships of Public
       Year of Birth           Length of Service             Overseen                       Companies Held
------------------------------------------------------------------------------------------------------------------------
                                           Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983       108 portfolios in 4      Leo Melamed Professor of Finance,
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     University of Chicago Booth School of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Business.
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       108 portfolios in 4      Steven G. Rothmeier Professor and
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Distinguished Service Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                                Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                                   School of Business (since 1965). Member
Booth School of Business                                                        and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                         Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                               (futures trading exchange) (since
1939                                                                            2004). Trustee, Harbor Fund (registered
                                                                                investment company) (29 Portfolios)
                                                                                (since 1994). Formerly, Member of the
                                                                                Board of Milwaukee Insurance Company
                                                                                (1997-2010).
------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       108 portfolios in 4      Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     School of Management (since 1984).
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                                   Capital Management, LLC (hedge fund and
P.O. Box 208200                                                                 asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                        to Morningstar Inc. (since 2006).
1943                                                                            Formerly, Director, BIRR Portfolio
                                                                                Analysis, Inc. (software products)
                                                                                (1990-2010).
------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       108 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010          investment companies     Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM.     DFAITC-Since 2010                                Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                                   Management and Economics, Graduate
School of Business                                                              School of Business, Stanford University
518 Memorial Way                                                                (since 1995). Cornerstone Research
Stanford, CA 94305-5015                                                         (expert testimony and economic and
1948                                                                            financial analysis) (since 2009).
                                                                                Formerly, Chairman of the President
                                                                                George W. Bush's Council of Economic
                                                                                Advisers (2006-2009). Formerly, Council
                                                                                of Economic Advisors, State of
                                                                                California (2005-2006). Formerly,
                                                                                Commissioner, White House Panel on Tax
                                                                                Reform (2005)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       108 portfolios in 4      Chief Investment Strategist, Janus
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                                   Graduate School of Business, Stanford
Advisors, LP                                                                    University (since 1981). Chairman,
6300 Bee Cave Road                                                              Ruapay Inc. (since 2013). Formerly,
Building 1                                                                      Chairman, Platinum Grove Asset
Austin, TX 78746                                                                Management, L.P. (hedge fund)
1941                                                                            (formerly, Oak Hill Platinum Partners)
                                                                                (1999-2009). Formerly, Director,
                                                                                American Century Fund Complex
                                                                                (registered investment companies) (43
                                                                                Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       108 portfolios in 4      Boris and Irene Stern Distinguished
Director of DFAIDG and DIG.    DIG-Since 2000          investment companies     Service Professor of Accounting,
Trustee of DFAITC and DEM.     DFAITC-Since 2000                                University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                                   Business (since 1980). Director, HNI
Booth School of Business                                                        Corporation (formerly known as HON
5807 S. Woodlawn                                                                Industries Inc.) (office furniture)
Avenue Chicago, IL 60637                                                        (since 2000). Director, Ryder System
1953                                                                            Inc. (transportation, logistics and
                                                                                supply-chain management) (since 2003).
                                                                                Trustee, UBS Funds (4 investment
                                                                                companies within the fund complex) (33
                                                                                portfolios) (since 2009). Formerly,
                                                                                Co-Director Investment Research,
                                                                                Fundamental Investment Advisors (hedge
                                                                                fund) (2008-2011).
------------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
     and Year of Birth       Length of Service            Overseen             Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981      108 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,  DIG-Since 1992         investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief       DFAITC-Since 1992                             Officer (until 1/1/2010) of the following companies:
Executive Officer            DEM-Since 1993                                Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road,                                                        Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009-2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and Co-
                                                                           Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009      108 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief   DIG-Since 2009         investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-    DFAITC-Since 2009                             2014), Director/Trustee, and formerly, Chief
Chief Investment Officer     DEM-Since 2009                                Investment Officer (March 2007 - June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice President
                                                                           of the DFA Entities and Dimensional Fund Advisors
                                                                           Canada ULC. Director and Chief Investment Officer
                                                                           (since December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of                        Term of Office/1/ and
      Birth             Position        Length of Service           Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
                                                     Officers
----------------------------------------------------------------------------------------------------------------------
April A. Aandal    Vice President           Since 2008         Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta   Vice President           Since 2012         Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery    Vice President           Since 2005         Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow   Vice President           Since 1993         Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
----------------------------------------------------------------------------------------------------------------------
Peter Bergan       Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth  Vice President           Since 2007         Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown   Vice President and       Since 2001         Vice President and Assistant Secretary of all the
1967               Assistant Secretary                         DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler    Vice President           Since 2007         Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit  Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
James G. Charles   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
----------------------------------------------------------------------------------------------------------------------

   Name and Year of                         Term of Office/1/ and
        Birth                Position       Length of Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President          Since 2009         Vice President of all the DFA Entities. Co-Head of
1966                                                               Portfolio Management (since March 2012) and
                                                                   Senior Portfolio Manager (since January 2012) for
                                                                   Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                   Manager for Dimensional Fund Advisors LP (October
                                                                   2005 to January 2012).
-------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                               Counsel for Dimensional Fund Advisors LP (April
                                                                   2012 - January 2014); Vice President and Counsel
                                                                   for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President          Since 2004         Vice President of all the DFA Entities, DFA Australia
1972                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC. Head of Global Institutional Services for
                                                                   Dimensional Fund Advisors LP (since January
                                                                   2014). Formerly, Head of Institutional, North America
                                                                   (March 2012 to December 2013) and Head of
                                                                   Portfolio Management (January 2006 to March 2012)
                                                                   for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (September 2011-March 2013); Vice President at
                                                                   MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2010-March 2014); Vice President, Sales
                                                                   and Business Development at AdvisorsIG (PPMG)
                                                                   (2009-2010); Vice President at Credit Suisse (2007-
                                                                   2009).
-------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (2003-March 2014).
-------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President          Since 2012         Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President          Since 2007         Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1955                                                               Senior Vice President and Managing Director at
                                                                   State Street Bank & Trust Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and      Since 2004         Vice President and Chief Compliance Officer of all
1965                    Global Chief                               the DFA Entities, DFA Australia Limited, and
                        Compliance Officer                         Dimensional Fund Advisors Ltd. Chief Compliance
                                                                   Officer of Dimensional Fund Advisors Canada.
                                                                   Formerly, Vice President and Chief Compliance
                                                                   Officer for Dimensional SmartNest (US) LLC
                                                                   (October 2010- 2014).
-------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President          Since 1999         Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President          Since 1994         Vice President of all the DFA Entities, DFA Australia
1957                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC.
-------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director (January 2012-January 2014) and
                                                                   Senior Associate (August 2010-December 2011) for
                                                                   Dimensional Fund Advisors LP; MBA and MPA at
                                                                   the University of Texas at Austin (August 2007-May
                                                                   2010).
-------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1972                                                               Research Associate (August 2008-March 2010) and
                                                                   Research Assistant (April 2006-August 2008) for
                                                                   Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                         Term of Office/1/ and
       Birth              Position        Length of Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner   Vice President           Since 2001         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan       Vice President           Since 2014         Vice President of all the DFA Entities. Head of
1979                                                             Marketing for Dimensional Fund Advisors LP (since
                                                                 February 2013). Formerly, Senior Manager of
                                                                 Research and Marketing for Dimensional Fund
                                                                 Advisors LP (June 2012-January 2013); Director of
                                                                 Mutual Fund Analysis at Morningstar (January 2008-
                                                                 May 2012).
-----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice   Vice President and       Since 1998         Vice President and Assistant Secretary of all the
1965                 Assistant Secretary                         DFA Entities and DFA Australia Limited. Chief
                                                                 Operating Officer for Dimensional Fund Advisors
                                                                 Pte. Ltd. (since April 2013). Formerly, Chief
                                                                 Operating Officer for Dimensional Fund Advisors Ltd.
                                                                 (July 2008-March 2013).
-----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker  Vice President           Since 2004         Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall       Vice President           Since 2008         Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) for
                                                                 Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                 Manager for Dimensional Fund Advisors LP
                                                                 (September 2004-January 2012).
-----------------------------------------------------------------------------------------------------------------------
Edward A. Foley      Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (August 2011-January 2014); Senior Vice President
                                                                 of First Trust Advisors L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman    Vice President           Since 2009         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour     Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum       Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
-----------------------------------------------------------------------------------------------------------------------
Henry F. Gray        Vice President           Since 2000         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
John T. Gray         Vice President           Since 2007         Vice President of all the DFA Entities.
1974
-----------------------------------------------------------------------------------------------------------------------
Christian Gunther    Vice President           Since 2011         Vice President of all the DFA Entities. Senior Trader
1975                                                             for Dimensional Fund Advisors LP (since 2012).
                                                                 Formerly, Senior Trader (2009-2012).
-----------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins    Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP (January
                                                                 2011-January 2014); Vice President and Senior
                                                                 Counsel for State Street Global Advisors (November
                                                                 2008-January 2011).
-----------------------------------------------------------------------------------------------------------------------
Joel H. Hefner       Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Julie C. Henderson   Vice President and       Since 2005         Vice President and Fund Controller of all the DFA
1974                 Fund Controller                             Entities, Dimensional Cayman Commodity Fund I
                                                                 Ltd. and Dimensional Japan Ltd.
-----------------------------------------------------------------------------------------------------------------------
Kevin B. Hight       Vice President           Since 2005         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Christine W. Ho      Vice President           Since 2004         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Michael C. Horvath   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1960                                                             Managing Director, Co-Head Global Consultant
                                                                 Relations at BlackRock (2004-2011).
-----------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth                Position          Length of Service            Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon         Vice President               Since 2004         Vice President of all the DFA Entities and
1973                                                                 Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------------
Garret D. Jones      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                                 Manager of Sales and Marketing Systems (January
                                                                     2011-January 2014) and Project Manager (2007-
                                                                     2010) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones     Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                                 Facilities Manager for Dimensional Fund Advisors
                                                                     LP (October 2008-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President               Since 2014         Vice President of all the DFA Entities. Head of
1978                                                                 Operations for Financial Advisor Services for
                                                                     Dimensional Fund Advisors LP (since July 2014).
                                                                     Formerly, Counsel of Dimensional Fund Advisors LP
                                                                     (August 2011-January 2014); Associate at Andrews
                                                                     Kurth LLP (2006-2011).
---------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President and           Since 2003         Vice President of all the DFA Entities, Dimensional
1954                 Chief Operating Officer                         Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Chief Operating
                                                                     Officer of Dimensional Holdings Inc., DFA Securities
                                                                     LLC, Dimensional Fund Advisors LP, Dimensional
                                                                     Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd., Dimensional Advisors Ltd. And Dimensional
                                                                     Fund Advisors Pte. Ltd. Director, Vice President, and
                                                                     Chief Privacy Officer of Dimensional Fund Advisors
                                                                     Canada ULC. Director of DFA Australia Limited,
                                                                     Dimensional Fund Advisors Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Director and Vice
                                                                     President of Dimensional Hong Kong Limited and
                                                                     Dimensional Fund Advisors Pte. Ltd.
---------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (October 2004-January 2013).
---------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1948                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (April 2006-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President               Since 2010         Vice President of all the DFA Entities. Portfolio
1971                                                                 Manager for Dimensional Fund Advisors LP (since
                                                                     June 2004).
---------------------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                                 Creative Director for Dimensional Fund Advisors LP
                                                                     (September 2012-January 2014); Vice President and
                                                                     Global Creative Director at Morgan Stanley
                                                                     (2007-2012); Visiting Assistant Professor, Graduate
                                                                     Communications Design at Pratt Institute
                                                                     (2004-2012).
---------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President               Since 2011         Vice President of all the DFA Entities. Head of
1971                                                                 Defined Contribution Sales for Dimensional Fund
                                                                     Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President               Since 2004         Vice President of all the DFA Entities. Senior
1971                                                                 Portfolio Manager of Dimensional Fund Advisors LP
                                                                     (since January 2012). Formerly, Portfolio Manager
                                                                     for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1981                                                                 Senior Associate, Investment Analytics and Data
                                                                     (January 2012-December 2012) and Systems
                                                                     Developer (June 2007-December 2011) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1966                                                                 Regional Director (May 2010-January 2014) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President               Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (2007-2010).
---------------------------------------------------------------------------------------------------------------------------

 Name and Year of                          Term of Office/1/ and
      Birth               Position         Length of Service             Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Michael F. Lane     Vice President             Since 2004         Vice President of all the DFA Entities. Formerly,
1967                                                              Chief Executive Officer for Dimensional SmartNest
                                                                  (US) LLC (July 2012-November 2014).
-------------------------------------------------------------------------------------------------------------------------
Francis R. Lao      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly, Vice
1969                                                              President - Global Operations at Janus Capital
                                                                  Group (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
David F. LaRusso    Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1978                                                              Senior Trader (January 2010-December 2012) and
                                                                  Trader (2000-2009) for Dimensional Fund Advisors
                                                                  LP.
-------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee       Vice President             Since 2005         Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly,
1980                                                              Research Associate for Dimensional Fund Advisors
                                                                  LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------------------
John B. Lessley     Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1960                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu   Vice President             Since 2009         Vice President of all the DFA Entities.
1969
-------------------------------------------------------------------------------------------------------------------------
Peter Magnusson     Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1969                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2011-January 2014); Vice President at
                                                                  Columbia Management (2004-2010).
-------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell   Vice President             Since 2010         Vice President of all the DFA Entities and
1972                                                              Dimensional Cayman Commodity Fund I Ltd.
                                                                  Formerly, Counsel for Dimensional Fund Advisors
                                                                  LP (September 2006-January 2010).
-------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus     Vice President             Since 2008         Vice President of all DFA Entities and Head of
1970                                                              Global Human Resources for Dimensional Fund
                                                                  Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
David R. Martin     Vice President, Chief      Since 2007         Vice President, Chief Financial Officer and Treasurer
1956                Financial Officer and                         of all the DFA Entities. Director, Vice President,
                    Treasurer                                     Chief Financial Officer and Treasurer of Dimensional
                                                                  Fund Advisors Ltd., DFA Australia Limited,
                                                                  Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                                  Kong Limited, Dimensional Fund Advisors Canada
                                                                  ULC, and Dimensional Cayman Commodity Fund I
                                                                  Ltd. Director of Dimensional Funds plc and
                                                                  Dimensional Funds II plc. Statutory Auditor of
                                                                  Dimensional Japan Ltd. Formerly, Chief Financial
                                                                  Officer, Treasurer and Vice President of Dimensional
                                                                  SmartNest (US) LLC (October 2010-November
                                                                  2014).
-------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune    Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1975                                                              Regional Director of Dimensional Fund Advisors LP
                                                                  (January 2009-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis   Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1984                                                              Regional Director (January 2009-January 2014) and
                                                                  Senior Associate (2011) for Dimensional Fund
                                                                  Advisors LP; Investment Consultant (March 2010-
                                                                  December 2010) and Investment Analyst (December
                                                                  2007-March 2010) at Towers Watson.
-------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson  Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                              Manager, Investment Systems (2011-January 2013)
                                                                  and Project Manager (2007-2010) for Dimensional
                                                                  Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth               Position            Length of Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                      Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                                LP (since December 2012). Formerly, Chief
                                                                       Compliance Officer of Wellington Management
                                                                       Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities and
1974                                                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                       General Counsel, Funds (since 2011). Formerly,
                                                                       Counsel for Dimensional Fund Advisors LP (2007-
                                                                       2010).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                       Dimensional Fund II plc.
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       July 2005).
-----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President         Since 2010                 Vice President of all the DFA Entities. Formerly,
1978                                                                   Senior Compliance Officer (January 2008-January
                                                                       2010) and Compliance Officer (February 2006-
                                                                       December 2007) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (2012-January 2013); Senior Consultant (June 2011-
                                                                       December 2011) and Senior Investment Analyst and
                                                                       Consultant (July 2008-June 2011) at Hewitt
                                                                       EnnisKnupp.
-----------------------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President         Since 1993                 Vice President of all the DFA Entities, DFA Australia
1961                                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President         Since 2011                 Vice President of all the DFA Entities. Portfolio
1970                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       2006).
-----------------------------------------------------------------------------------------------------------------------------
Theodore W. Randall  Vice President         Since 2008                 Vice President of all the DFA Entities. Formerly,
1973                                                                   Research Associate for Dimensional Fund Advisors
                                                                       LP (2006 to 2008).
-----------------------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1967                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014); Vice President at
                                                                       BlackRock (2009-2010).
-----------------------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1969                                                                   Planning and Analysis Manager for Dimensional
                                                                       Fund Advisors LP (July 2007-January 2014).
-----------------------------------------------------------------------------------------------------------------------------

 Name and Year of                    Term of Office/1/ and
       Birth            Position     Length of Service            Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1981                                                        Research Associate (June 2011-January 2012) for
                                                            Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President      Since 2005         Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1960                                                        Senior Manager, Human Resources for Dimensional
                                                            Fund Advisors LP (January 2012-January 2014);
                                                            Director of Human Resources at Spansion, Inc.
                                                            (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1959                                                        Client Systems Manager for Dimensional Fund
                                                            Advisors LP (July 2008-January 2010); Senior
                                                            Manager at Vanguard (November 1997-July 2008).
------------------------------------------------------------------------------------------------------------------
Walid A. Shinnawi    Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1961                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (March 2006-January 2010).
------------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President      Since 2009         Vice President of all the DFA Entities. Formerly,
1965                                                        Investment Operations Manager for Dimensional
                                                            Fund Advisors LP (May 2007-January 2009).
------------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President      Since 2007         Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1981                                                        Manager for Dimensional Fund Advisors LP (since
                                                            January 2012). Formerly, Investment Associate for
                                                            Dimensional Fund Advisors LP (August 2010-
                                                            December 2011).
------------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President      Since 2007         Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1977                                                        Manager of Dimensional Fund Advisors LP (since
                                                            January 2010).
------------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                        Project Manager for Dimensional Fund Advisors LP
                                                            (2007-2010).
------------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President      Since 2004         Vice President of all the DFA Entities and
1956                                                        Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------
Carl G. Snyder       Vice President      Since 2000         Vice President of all the DFA Entities.
1963
------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President      Since 2004         Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1973                                                        Manager, Investment Analytics and Data (2012-
                                                            January 2013) and Research Assistant (2002-2011)
                                                            for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Erik T. Totten       Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1980                                                        Regional Director (2010-January 2013) and Senior
                                                            Associate (2007-2009) for Dimensional Fund
                                                            Advisors LP.
------------------------------------------------------------------------------------------------------------------
John H. Totten       Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1978                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (January 2008-January 2012).
------------------------------------------------------------------------------------------------------------------
Robert C. Trotter    Vice President      Since 2009         Vice President of all the DFA Entities.
1958
------------------------------------------------------------------------------------------------------------------
Karen E. Umland      Vice President      Since 1997         Vice President of all the DFA Entities, DFA Australia
1966                                                        Limited, Dimensional Fund Advisors Ltd., and
                                                            Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------

  Name and Year of                    Term of Office/1/ and
       Birth             Position     Length of Service           Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (September 2008-January 2014).
----------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President      Since 2009         Vice President of all the DFA Entities. Portfolio
1970                                                         Manager for Dimensional Fund Advisors LP (since
                                                             2004).
----------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President      Since 1997         Vice President of all the DFA Entities.
1951
----------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President      Since 2007         Vice President of all the DFA Entities.
1976
----------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President      Since 2005         Vice President of all the DFA Entities.
1955
----------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1978                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (2005-2010).
----------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2013 to October 31, 2014, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                        Qualifying
                                                                                                           For
                                                    Net                                                 Corporate
                                                Investment    Short-Term     Long-Term                  Dividends   Qualifying
                                                  Income     Capital Gain  Capital Gain      Total       Received    Dividend
DFA Investment Dimensions Group Inc.           Distributions Distributions Distributions Distributions Deduction(1) Income(2)
------------------------------------           ------------- ------------- ------------- ------------- ------------ ----------
Tax-Managed U.S. Marketwide Value Portfolio...      100%          --            --            100%         100%        100%
Tax-Managed U.S. Equity Portfolio.............      100%          --            --            100%         100%        100%
Tax-Managed U.S. Targeted Value Portfolio.....       25%          --            75%           100%         100%        100%
Tax-Managed U.S. Small Cap Portfolio..........       91%          --             9%           100%         100%        100%
T.A. U.S. Core Equity 2 Portfolio.............       62%          --            38%           100%         100%        100%
Tax-Managed DFA International Value Portfolio.      100%          --            --            100%         100%        100%
T.A. World ex U.S. Core Equity Portfolio......       93%          --             7%           100%         100%        100%

                                                                              Qualifying
                                                                                Short-
                                                Foreign   Foreign  Qualifying    Term
                                                  Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.           Credit(3) Income(4) Income(5)   Gain(6)
------------------------------------           --------- --------- ---------- ----------
Tax-Managed U.S. Marketwide Value Portfolio...    --          1%      100%       100%
Tax-Managed U.S. Equity Portfolio.............    --         --       100%       100%
Tax-Managed U.S. Targeted Value Portfolio.....    --         --       100%       100%
Tax-Managed U.S. Small Cap Portfolio..........    --         --       100%       100%
T.A. U.S. Core Equity 2 Portfolio.............    --         --       100%       100%
Tax-Managed DFA International Value Portfolio.     6%       100%      100%       100%
T.A. World ex U.S. Core Equity Portfolio......     7%       100%      100%       100%

----------

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103114-002A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2014

DFA Investment Dimensions Group Inc.
CSTG&E U.S. Social Core Equity 2 Portfolio
CSTG&E International Social Core Equity Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2014

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                     Page
                                                                     ----
       Letter to Shareholders
       Definitions of Abbreviations and Footnotes...................   1
          Performance Charts........................................   2
          Management's Discussion and Analysis......................   3
          Disclosure of Fund Expenses...............................   5
          Disclosure of Portfolio Holdings..........................   6
          Summary Schedules of Portfolio Holdings
              CSTG&E U.S. Social Core Equity 2 Portfolio............   7
              CSTG&E International Social Core Equity Portfolio.....  10
          Statements of Assets and Liabilities......................  14
          Statements of Operations..................................  15
          Statements of Changes in Net Assets.......................  16
          Financial Highlights......................................  17
          Notes to Financial Statements.............................  18
          Report of Independent Registered Public Accounting Firm...  25
       Fund Management..............................................  26
       Voting Proxies on Fund Portfolio Securities..................  37
       Notice to Shareholders.......................................  38

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
August 3, 2007-October 31, 2014

                                    [CHART]

             CSTG&E U.S. Social Core           Russell 3000(R)
                Equity 2 Portfolio              Value Index
             ------------------------         ----------------
  8/3/2007            10,000                       10,000
 8/31/2007            10,230                       10,310
 9/30/2007            10,523                       10,686
10/31/2007            10,663                       10,882
11/30/2007            10,042                       10,392
12/31/2007             9,971                       10,329
 1/31/2008             9,437                        9,703
 2/29/2008             9,146                        9,402
 3/31/2008             9,120                        9,346
 4/30/2008             9,634                        9,814
 5/31/2008             9,896                       10,015
 6/30/2008             9,011                        9,188
 7/31/2008             8,941                        9,115
 8/31/2008             9,123                        9,256
 9/30/2008             8,257                        8,386
10/31/2008             6,640                        6,899
11/30/2008             6,020                        6,354
12/31/2008             6,159                        6,476
 1/31/2009             5,492                        5,932
 2/28/2009             4,866                        5,311
 3/31/2009             5,340                        5,776
 4/30/2009             6,134                        6,384
 5/31/2009             6,422                        6,725
 6/30/2009             6,385                        6,747
 7/31/2009             6,975                        7,273
 8/31/2009             7,244                        7,532
 9/30/2009             7,612                        7,848
10/31/2009             7,321                        7,646
11/30/2009             7,664                        8,081
12/31/2009             7,986                        8,311
 1/31/2010             7,694                        8,011
 2/28/2010             8,049                        8,283
 3/31/2010             8,629                        8,805
 4/30/2010             8,995                        8,995
 5/31/2010             8,284                        8,284
 6/30/2010             7,690                        7,808
 7/31/2010             8,309                        8,350
 8/31/2010             7,805                        7,957
 9/30/2010             8,605                        8,709
10/31/2010             8,942                        9,049
11/30/2010             9,132                        9,101
12/31/2010             9,844                        9,718
 1/31/2011            10,045                        9,930
 2/28/2011            10,490                       10,292
 3/31/2011            10,636                       10,338
 4/30/2011            10,848                       10,646
 5/31/2011            10,625                       10,524
 6/30/2011            10,436                       10,335
 7/31/2011            10,117                       10,099
 8/31/2011             9,329                        9,493
 9/30/2011             8,415                        8,756
10/31/2011             9,589                        9,764
11/30/2011             9,546                        9,738
12/31/2011             9,614                        9,818
 1/31/2012            10,141                       10,313
 2/29/2012            10,560                       10,749
 3/31/2012            10,823                       11,081
 4/30/2012            10,705                       11,008
 5/31/2012             9,963                       10,328
 6/30/2012            10,333                       10,732
 7/31/2012            10,387                       10,839
 8/31/2012            10,722                       11,109
 9/30/2012            11,024                       11,401
10/31/2012            10,926                       11,204
11/30/2012            11,013                       11,291
12/31/2012            11,261                       11,429
 1/31/2013            11,950                       12,056
 2/28/2013            12,114                       12,216
 3/31/2013            12,601                       12,695
 4/30/2013            12,645                       12,903
 5/31/2013            13,116                       13,207
 6/30/2013            12,977                       13,036
 7/31/2013            13,748                       13,750
 8/31/2013            13,307                       13,366
 9/30/2013            13,889                       13,863
10/31/2013            14,452                       14,452
11/30/2013            14,938                       14,872
12/31/2013            15,376                       15,264
 1/31/2014            14,665                       14,782
 2/28/2014            15,309                       15,483
 3/31/2014            15,525                       15,565
 4/30/2014            15,469                       15,584
 5/31/2014            15,692                       15,924
 6/30/2014            16,205                       16,324
 7/31/2014            15,669                       16,001         Past performance is not predictive of
 8/31/2014            16,328                       16,673         future performance.
 9/30/2014            15,750                       16,325         The returns shown do not reflect the
10/31/2014            16,120                       16,774         deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
        Average Annual       One      Five        Since           redemption of fund shares.
        Total Return         Year     Years     Inception         Russell data copyright (C) Russell
        -----------------------------------------------------     Investment Group 1995-2014, all
                            11.54%    17.10%      6.81%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
August 3, 2007-October 31, 2014

                                    [CHART]

             CSTG&E International Social        MSCI World ex USA
                Core Equity Portfolio         Index (net dividends)
             ----------------------------      -------------------
  8/3/2007              10,000                        10,000
 8/31/2007               9,990                        10,002
 9/30/2007              10,473                        10,571
10/31/2007              11,003                        11,030
11/30/2007              10,433                        10,599
12/31/2007              10,184                        10,400
 1/31/2008               9,389                         9,462
 2/29/2008               9,400                         9,633
 3/31/2008               9,451                         9,496
 4/30/2008               9,874                        10,024
 5/31/2008              10,045                        10,176
 6/30/2008               9,124                         9,384
 7/31/2008               8,755                         9,051
 8/31/2008               8,396                         8,700
 9/30/2008               7,384                         7,444
10/31/2008               5,737                         5,896
11/30/2008               5,417                         5,576
12/31/2008               5,817                         5,870
 1/31/2009               5,141                         5,322
 2/28/2009               4,589                         4,783
 3/31/2009               4,984                         5,099
 4/30/2009               5,724                         5,756
 5/31/2009               6,568                         6,484
 6/30/2009               6,507                         6,417
 7/31/2009               7,140                         7,020
 8/31/2009               7,552                         7,356
 9/30/2009               7,910                         7,660
10/31/2009               7,645                         7,537
11/30/2009               7,867                         7,723
12/31/2009               7,938                         7,846
 1/31/2010               7,597                         7,478
 2/28/2010               7,608                         7,471
 3/31/2010               8,169                         7,952
 4/30/2010               8,127                         7,833
 5/31/2010               7,177                         6,969
 6/30/2010               7,056                         6,868
 7/31/2010               7,834                         7,503
 8/31/2010               7,488                         7,279
 9/30/2010               8,283                         7,977
10/31/2010               8,586                         8,261
11/30/2010               8,218                         7,911
12/31/2010               9,006                         8,548
 1/31/2011               9,246                         8,732
 2/28/2011               9,551                         9,056
 3/31/2011               9,379                         8,875
 4/30/2011               9,893                         9,358
 5/31/2011               9,565                         9,080
 6/30/2011               9,431                         8,951
 7/31/2011               9,187                         8,804
 8/31/2011               8,388                         8,059
 9/30/2011               7,457                         7,250
10/31/2011               8,103                         7,955
11/30/2011               7,858                         7,587
12/31/2011               7,648                         7,505
 1/31/2012               8,234                         7,910
 2/29/2012               8,650                         8,345
 3/31/2012               8,635                         8,283
 4/30/2012               8,432                         8,142
 5/31/2012               7,417                         7,214
 6/30/2012               7,865                         7,687
 7/31/2012               7,842                         7,782
 8/31/2012               8,140                         8,004
 9/30/2012               8,418                         8,247
10/31/2012               8,498                         8,305
11/30/2012               8,636                         8,480
12/31/2012               9,036                         8,736
 1/31/2013               9,408                         9,166
 2/28/2013               9,315                         9,075
 3/31/2013               9,413                         9,146
 4/30/2013               9,796                         9,563
 5/31/2013               9,530                         9,349
 6/30/2013               9,247                         8,999
 7/31/2013               9,825                         9,477
 8/31/2013               9,719                         9,355
 9/30/2013              10,484                        10,017
10/31/2013              10,839                        10,353
11/30/2013              10,874                        10,416
12/31/2013              11,108                        10,573
 1/31/2014              10,692                        10,146
 2/28/2014              11,323                        10,700
 3/31/2014              11,293                        10,652
 4/30/2014              11,437                        10,820
 5/31/2014              11,557                        10,987
 6/30/2014              11,717                        11,143
 7/31/2014              11,389                        10,945
 8/31/2014              11,414                        10,953           Past performance is not predictive of
 9/30/2014              10,800                        10,504           future performance.
10/31/2014              10,654                        10,337           The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
         Average Annual        One       Five        Since             would pay on fund distributions or the
         Total Return          Year      Years     Inception           redemption of fund shares.
         --------------------------------------------------------      MSCI data copyright MSCI 2014, all
                              -1.71%     6.86%       0.88%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index/SM/......... 20.69%

   Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

CSTG&E U.S. Social Core Equity 2 Portfolio

   The CSTG&E U.S. Social Core Equity 2 Portfolio invests in a broadly diversified group of U.S. equity securities with increased exposure to smaller company stocks and value stocks relative to the market. The Portfolio excludes from purchase companies and industries that do not pass the social issue screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,760 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 11.54% for the Portfolio and 16.07% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small cap stocks and less weight in large cap stocks, which contributed to the Portfolio's relative underperformance as small cap stocks strongly underperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts (REITs) also contributed to the Portfolio's relative underperformance as REITs outperformed most other sectors during the period.

 International Equity Market Review          12 Months Ended October 31, 2014

   Performance of non-U.S. developed markets was generally negative for the period. Only large cap growth stocks had positive returns. As measured by the MSCI world ex USA indices, large cap stocks outperformed small cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------
                                              Return in U.S. Dollars
                                              ----------------------
           MSCI World ex USA Index...........         -0.15%
           MSCI World ex USA Small Cap Index.         -2.14%
           MSCI World ex USA Value Index.....         -0.62%
           MSCI World ex USA Growth Index....          0.31%

   During the period, the U.S. dollar (USD) appreciated against developed markets currencies, detracting from USD-denominated returns of non-U.S. securities in developed markets.

                           12 Months Ended October 31, 2014
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.55%             0.12%
                  Japan.............................    13.47%            -0.70%
                  Canada............................    12.71%             4.26%
                  France............................     1.34%            -6.61%
                  Switzerland.......................     9.61%             3.13%
                  Germany...........................     2.52%            -5.52%
                  Australia.........................     6.74%            -0.92%
                  Spain.............................    10.44%             1.78%
                  Hong Kong.........................    10.24%            10.21%
                  Sweden............................    13.18%            -1.03%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

CSTG&E International Social Core Equity Portfolio

   The CSTG&E International Social Core Equity Portfolio invests in a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The Portfolio excludes from purchase companies and industries that do not pass the social issue screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,400 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -1.71% for the Portfolio and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's social screens exclude healthcare, which was the best performing sector and was the primary reason for the Portfolio's relative underperformance against the Index. In addition, the Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally underperformed international large cap and mid-cap stocks during the period, and the Portfolio's exposure to small cap stocks detracted from performance relative to the Index. The Portfolio's greater exposure than the Index to value stocks (as measured by book-to-market) also detracted from relative performance as value stocks generally underperformed during the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                         Six Months Ended October 31, 2014
EXPENSE TABLES
                                                   Beginning  Ending              Expenses
                                                    Account  Account   Annualized   Paid
                                                     Value    Value     Expense    During
                                                   05/01/14  10/31/14    Ratio*   Period*
                                                   --------- --------- ---------- --------
CSTG&E U.S. Social Core Equity 2 Portfolio
------------------------------------------
Actual Fund Return................................ $1,000.00 $1,042.10    0.33%    $1.70
Hypothetical 5% Annual Return..................... $1,000.00 $1,023.54    0.33%    $1.68

CSTG&E International Social Core Equity Portfolio
-------------------------------------------------
Actual Fund Return................................ $1,000.00 $  931.50    0.54%    $2.63
Hypothetical 5% Annual Return..................... $1,000.00 $1,022.48    0.54%    $2.75

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                  CSTG&E U.S. Social Core Equity 2 Portfolio
              Consumer Discretionary.......................  16.2%
              Consumer Staples.............................   5.5%
              Energy.......................................  12.2%
              Financials...................................  18.8%
              Industrials..................................  17.5%
              Information Technology.......................  18.1%
              Materials....................................   6.2%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.0%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

               CSTG&E International Social Core Equity Portfolio
              Consumer Discretionary.......................  15.6%
              Consumer Staples.............................   6.3%
              Energy.......................................   9.7%
              Financials...................................  24.7%
              Industrials..................................  17.8%
              Information Technology.......................   5.8%
              Materials....................................  11.8%
              Other........................................    --
              Telecommunication Services...................   4.2%
              Utilities....................................   4.1%
                                                            -----
                                                            100.0%

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                Percentage
                                           Shares   Value+    of Net Assets**
                                           ------   ------    ---------------
   COMMON STOCKS -- (89.8%)
   Consumer Discretionary -- (14.6%)
   *   Amazon.com, Inc....................    700 $   213,822            0.2%
       Comcast Corp. Class A.............. 12,595     697,133            0.8%
       Ford Motor Co...................... 16,225     228,610            0.3%
       Home Depot, Inc. (The).............  2,736     266,815            0.3%
       Time Warner Cable, Inc.............  2,380     350,360            0.4%
       Time Warner, Inc...................  5,166     410,542            0.5%
       Walt Disney Co. (The)..............  7,200     657,936            0.7%
       Other Securities...................         12,032,549           13.0%
                                                  -----------          ------
   Total Consumer Discretionary...........         14,857,767           16.2%
                                                  -----------          ------
   Consumer Staples -- (5.0%)
       Coca-Cola Co. (The)................  7,357     308,111            0.3%
       PepsiCo, Inc.......................  3,495     336,114            0.4%
       Procter & Gamble Co. (The).........  6,900     602,163            0.7%
       Wal-Mart Stores, Inc...............  5,991     456,934            0.5%
       Other Securities...................          3,365,750            3.6%
                                                  -----------          ------
   Total Consumer Staples.................          5,069,072            5.5%
                                                  -----------          ------
   Energy -- (10.9%)
       Anadarko Petroleum Corp............  3,500     321,230            0.4%
       Chevron Corp.......................  9,301   1,115,655            1.2%
       ConocoPhillips.....................  8,900     642,135            0.7%
       EOG Resources, Inc.................  3,542     336,667            0.4%
       Exxon Mobil Corp................... 22,179   2,144,931            2.3%
       Marathon Petroleum Corp............  2,400     218,160            0.2%
       Occidental Petroleum Corp..........  2,800     249,004            0.3%
       Schlumberger, Ltd..................  3,111     306,931            0.3%
       Other Securities...................          5,844,592            6.4%
                                                  -----------          ------
   Total Energy...........................         11,179,305           12.2%
                                                  -----------          ------
   Financials -- (16.8%)
       American International Group, Inc..  4,541     243,261            0.3%
       Bank of America Corp............... 32,676     560,720            0.6%
   *   Berkshire Hathaway, Inc. Class B...  2,400     336,384            0.4%
       Citigroup, Inc.....................  9,544     510,890            0.6%
       Goldman Sachs Group, Inc. (The)....  1,240     235,588            0.3%
       JPMorgan Chase & Co................ 15,214     920,143            1.0%
       Travelers Cos., Inc. (The).........  3,008     303,206            0.3%
       U.S. Bancorp.......................  8,200     349,320            0.4%
       Wells Fargo & Co................... 24,543   1,302,988            1.4%
       Other Securities...................         12,436,284           13.4%
                                                  -----------          ------
   Total Financials.......................         17,198,784           18.7%
                                                  -----------          ------
   Industrials -- (15.8%)
       3M Co..............................  1,500     230,655            0.3%
       CSX Corp...........................  6,100     217,343            0.2%
       Delta Air Lines, Inc...............  5,968     240,093            0.3%
       FedEx Corp.........................  2,068     346,183            0.4%
       General Electric Co................ 31,978     825,352            0.9%
       Norfolk Southern Corp..............  2,980     329,707            0.4%
       Union Pacific Corp.................  5,800     675,410            0.7%
       Other Securities...................         13,219,800           14.3%
                                                  -----------          ------
   Total Industrials......................         16,084,543           17.5%
                                                  -----------          ------

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                          Shares     Value+    of Net Assets**
                                                          ------     ------    ---------------
Information Technology -- (16.2%)
      Apple, Inc.........................................  18,319 $  1,978,452            2.2%
      Cisco Systems, Inc.................................  17,854      436,887            0.5%
*     Google, Inc. Class A...............................     400      227,148            0.3%
*     Google, Inc. Class C...............................     400      223,632            0.3%
      Hewlett-Packard Co.................................  13,001      466,476            0.5%
      Intel Corp.........................................  25,962      882,968            1.0%
      International Business Machines Corp...............   2,000      328,800            0.4%
*     Micron Technology, Inc.............................  10,475      346,618            0.4%
      Microsoft Corp.....................................  15,664      735,425            0.8%
      Oracle Corp........................................   8,729      340,867            0.4%
      QUALCOMM, Inc......................................   3,200      251,232            0.3%
      Visa, Inc. Class A.................................   1,200      289,716            0.3%
      Other Securities...................................           10,074,084           10.7%
                                                                  ------------          ------
Total Information Technology.............................           16,582,305           18.1%
                                                                  ------------          ------
Materials -- (5.5%)
      Dow Chemical Co. (The).............................   5,481      270,761            0.3%
      Other Securities...................................            5,369,022            5.8%
                                                                  ------------          ------
Total Materials..........................................            5,639,783            6.1%
                                                                  ------------          ------
Other -- (0.0%)
      Other Securities...................................                   --            0.0%
                                                                  ------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                2,566            0.0%
                                                                  ------------          ------
Telecommunication Services -- (2.7%)
      AT&T, Inc..........................................  43,847    1,527,629            1.7%
      Verizon Communications, Inc........................  10,681      536,720            0.6%
      Other Securities...................................              666,212            0.7%
                                                                  ------------          ------
Total Telecommunication Services.........................            2,730,561            3.0%
                                                                  ------------          ------
Utilities -- (2.3%)
      Other Securities...................................            2,307,810            2.5%
                                                                  ------------          ------
TOTAL COMMON STOCKS......................................           91,652,496           99.8%
                                                                  ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                5,313            0.0%
                                                                  ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.077%. 380,860      380,860            0.4%
                                                                  ------------          ------
SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@  DFA Short Term Investment Fund..................... 863,096    9,986,016           10.9%
                                                                  ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $71,158,412)...................................           $102,024,685          111.1%
                                                                  ============          ======

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                   -------------------------------------------
                                     Level 1    Level 2   Level 3    Total
                                   ----------- ---------- ------- ------------
  Common Stocks
    Consumer Discretionary........ $14,857,767         --   --    $ 14,857,767
    Consumer Staples..............   5,069,072         --   --       5,069,072
    Energy........................  11,179,305         --   --      11,179,305
    Financials....................  17,198,413 $      371   --      17,198,784
    Industrials...................  16,084,519         24   --      16,084,543
    Information Technology........  16,582,305         --   --      16,582,305
    Materials.....................   5,639,783         --   --       5,639,783
    Other.........................          --         --   --              --
    Real Estate Investment Trusts.       2,566         --   --           2,566
    Telecommunication Services....   2,730,561         --   --       2,730,561
    Utilities.....................   2,307,810         --   --       2,307,810
  Rights/Warrants.................          --      5,313   --           5,313
  Temporary Cash Investments......     380,860         --   --         380,860
  Securities Lending Collateral...          --  9,986,016   --       9,986,016
                                   ----------- ----------   --    ------------
  TOTAL........................... $92,032,961 $9,991,724   --    $102,024,685
                                   =========== ==========   ==    ============

                See accompanying Notes to Financial Statements.

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                     Percentage
                                                 Shares  Value++   of Net Assets**
                                                 ------  -------   ---------------
COMMON STOCKS -- (92.5%)
AUSTRALIA -- (6.7%)
    AMP, Ltd.................................... 54,320 $  280,129            0.3%
#   Australia & New Zealand Banking Group, Ltd.. 13,990    413,972            0.4%
    BHP Billiton, Ltd........................... 16,687    499,222            0.5%
    Commonwealth Bank of Australia..............  3,519    250,234            0.3%
    National Australia Bank, Ltd................ 13,973    432,265            0.4%
    Rio Tinto, Ltd..............................  4,438    236,982            0.3%
    Woodside Petroleum, Ltd.....................  7,970    283,097            0.3%
    Other Securities............................         4,833,276            4.7%
                                                        ----------            ----
TOTAL AUSTRALIA.................................         7,229,177            7.2%
                                                        ----------            ----

AUSTRIA -- (0.5%)
    Other Securities............................           489,948            0.5%
                                                        ----------            ----

BELGIUM -- (1.0%)
    Other Securities............................         1,105,041            1.1%
                                                        ----------            ----

CANADA -- (9.2%)
#   Bank of Montreal............................  3,168    229,733            0.2%
    Bank of Nova Scotia (The)...................  4,072    249,367            0.3%
    Canadian Natural Resources, Ltd.............  6,871    239,660            0.3%
    Royal Bank of Canada........................  4,751    337,277            0.4%
    Toronto-Dominion Bank (The).................  6,577    323,700            0.3%
    Other Securities............................         8,494,616            8.4%
                                                        ----------            ----
TOTAL CANADA....................................         9,874,353            9.9%
                                                        ----------            ----

CHINA -- (0.0%)
    Other Securities............................               660            0.0%
                                                        ----------            ----

DENMARK -- (1.1%)
    Other Securities............................         1,171,386            1.2%
                                                        ----------            ----

FINLAND -- (1.8%)
    Nokia Oyj................................... 43,552    363,916            0.4%
    Other Securities............................         1,530,292            1.5%
                                                        ----------            ----
TOTAL FINLAND...................................         1,894,208            1.9%
                                                        ----------            ----

FRANCE -- (6.8%)
    BNP Paribas SA..............................  4,597    288,885            0.3%
    Cie Generale des Etablissements Michelin....  2,932    254,664            0.3%
    GDF Suez.................................... 15,992    388,284            0.4%
    Orange SA................................... 14,360    228,617            0.2%
    Total SA.................................... 11,152    665,811            0.7%
    Total SA Sponsored ADR......................  6,258    374,792            0.4%
    Other Securities............................         5,108,495            5.0%
                                                        ----------            ----
TOTAL FRANCE....................................         7,309,548            7.3%
                                                        ----------            ----

GERMANY -- (5.7%)
    Allianz SE..................................  1,912    304,050            0.3%
    BASF SE.....................................  4,646    410,521            0.4%
    Bayerische Motoren Werke AG.................  2,742    294,046            0.3%
    Daimler AG..................................  6,646    518,182            0.5%
    Deutsche Telekom AG......................... 28,132    424,043            0.4%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 GERMANY -- (Continued)
     RWE AG................................   8,756 $   310,678            0.3%
     Other Securities......................           3,821,995            3.9%
                                                    -----------           -----
 TOTAL GERMANY.............................           6,083,515            6.1%
                                                    -----------           -----

 GREECE -- (0.0%)
     Other Securities......................                  --            0.0%
                                                    -----------           -----

 HONG KONG -- (2.6%)
     Other Securities......................           2,821,676            2.8%
                                                    -----------           -----

 IRELAND -- (0.4%)
     Other Securities......................             474,959            0.5%
                                                    -----------           -----

 ISRAEL -- (0.4%)
     Other Securities......................             457,811            0.5%
                                                    -----------           -----

 ITALY -- (2.5%)
     Eni SpA...............................  14,487     308,644            0.3%
     Other Securities......................           2,416,632            2.4%
                                                    -----------           -----
 TOTAL ITALY...............................           2,725,276            2.7%
                                                    -----------           -----

 JAPAN -- (19.2%)
     Honda Motor Co., Ltd..................   9,300     297,314            0.3%
     Mitsubishi UFJ Financial Group, Inc...  48,570     283,125            0.3%
     Mizuho Financial Group, Inc........... 146,100     266,240            0.3%
     NTT DOCOMO, Inc.......................  15,300     258,048            0.3%
     Sumitomo Mitsui Financial Group, Inc..   7,364     300,325            0.3%
     Toyota Motor Corp.....................  14,060     846,091            0.9%
     Toyota Motor Corp. Sponsored ADR......   4,348     527,630            0.5%
     Other Securities......................          17,898,748           17.7%
                                                    -----------           -----
 TOTAL JAPAN...............................          20,677,521           20.6%
                                                    -----------           -----

 NETHERLANDS -- (2.4%)
     Other Securities......................           2,630,397            2.6%
                                                    -----------           -----

 NEW ZEALAND -- (0.3%)
     Other Securities......................             331,182            0.3%
                                                    -----------           -----

 NORWAY -- (1.0%)
     Other Securities......................           1,028,675            1.0%
                                                    -----------           -----

 PORTUGAL -- (0.3%)
     Other Securities......................             302,916            0.3%
                                                    -----------           -----

 SINGAPORE -- (1.5%)
     Other Securities......................           1,599,730            1.6%
                                                    -----------           -----

 SPAIN -- (3.0%)
     Banco Santander SA....................  28,962     255,897            0.3%
 #   Banco Santander SA Sponsored ADR......  37,087     325,253            0.3%
     Iberdrola SA..........................  42,526     301,038            0.3%
     Other Securities......................           2,335,563            2.3%
                                                    -----------           -----
 TOTAL SPAIN...............................           3,217,751            3.2%
                                                    -----------           -----

 SWEDEN -- (2.8%)
     Other Securities......................           2,987,863            3.0%
                                                    -----------           -----

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                               Shares    Value++    of Net Assets**
                                               ------    -------    ---------------
SWITZERLAND -- (4.7%)
      ABB, Ltd................................  13,615 $    298,695            0.3%
      Nestle SA...............................  13,196      967,717            1.0%
      Other Securities........................            3,830,109            3.8%
                                                       ------------          ------
TOTAL SWITZERLAND.............................            5,096,521            5.1%
                                                       ------------          ------

UNITED KINGDOM -- (18.6%)
      Anglo American P.L.C....................  13,745      290,206            0.3%
      Barclays P.L.C. Sponsored ADR...........  17,636      271,594            0.3%
      BG Group P.L.C..........................  20,371      339,504            0.3%
#     BHP Billiton P.L.C. ADR.................   4,664      242,715            0.3%
      BP P.L.C. Sponsored ADR.................  19,778      859,552            0.9%
      HSBC Holdings P.L.C. Sponsored ADR......  18,918      965,196            1.0%
*     Lloyds Banking Group P.L.C. ADR.........  71,132      349,969            0.4%
      Prudential P.L.C. ADR...................   6,098      282,520            0.3%
#     Rio Tinto P.L.C. Sponsored ADR..........   9,915      475,623            0.5%
      Royal Dutch Shell P.L.C. ADR(780259206).  10,328      741,447            0.7%
      Royal Dutch Shell P.L.C. ADR(780259107).   5,982      446,676            0.5%
      Vodafone Group P.L.C. Sponsored ADR.....   9,467      314,506            0.3%
      Other Securities........................           14,449,211           14.2%
                                                       ------------          ------
TOTAL UNITED KINGDOM..........................           20,028,719           20.0%
                                                       ------------          ------

UNITED STATES -- (0.0%)
      Other Securities........................                  266            0.0%
                                                       ------------          ------
TOTAL COMMON STOCKS...........................           99,539,099           99.4%
                                                       ------------          ------

PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
      Other Securities........................                  330            0.0%
                                                       ------------          ------

RIGHTS/WARRANTS -- (0.0%)
PORTUGAL -- (0.0%)
      Other Securities........................                   --            0.0%
                                                       ------------          ------

SPAIN -- (0.0%)
      Other Securities........................                6,241            0.0%
                                                       ------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities........................                  273            0.0%
                                                       ------------          ------
TOTAL RIGHTS/WARRANTS.........................                6,514            0.0%
                                                       ------------          ------

                                                         Value+
                                                 -       ------            -
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund.......... 696,601    8,059,669            8.0%
                                                       ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $110,253,725).......................           $107,605,612          107.4%
                                                       ============          ======

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 --------------------------------------------
                                   Level 1     Level 2   Level 3    Total
                                 ----------- ----------- ------- ------------
  Common Stocks
    Australia................... $   440,742 $ 6,788,435   --    $  7,229,177
    Austria.....................          --     489,948   --         489,948
    Belgium.....................      74,976   1,030,065   --       1,105,041
    Canada......................   9,871,518       2,835   --       9,874,353
    China.......................          --         660   --             660
    Denmark.....................          --   1,171,386   --       1,171,386
    Finland.....................     210,174   1,684,034   --       1,894,208
    France......................     728,053   6,581,495   --       7,309,548
    Germany.....................     382,531   5,700,984   --       6,083,515
    Greece......................          --          --   --              --
    Hong Kong...................          --   2,821,676   --       2,821,676
    Ireland.....................      90,749     384,210   --         474,959
    Israel......................      22,903     434,908   --         457,811
    Italy.......................     225,432   2,499,844   --       2,725,276
    Japan.......................   1,018,195  19,659,326   --      20,677,521
    Netherlands.................     415,518   2,214,879   --       2,630,397
    New Zealand.................          --     331,182   --         331,182
    Norway......................      98,508     930,167   --       1,028,675
    Portugal....................       4,807     298,109   --         302,916
    Singapore...................       1,723   1,598,007   --       1,599,730
    Spain.......................     593,660   2,624,091   --       3,217,751
    Sweden......................      80,761   2,907,102   --       2,987,863
    Switzerland.................     308,487   4,788,034   --       5,096,521
    United Kingdom..............   6,157,427  13,871,292   --      20,028,719
    United States...............         266          --   --             266
  Preferred Stocks
    United Kingdom..............          --         330   --             330
  Rights/Warrants
    Portugal....................          --          --   --              --
    Spain.......................          --       6,241   --           6,241
    United Kingdom..............          --         273   --             273
  Securities Lending Collateral.          --   8,059,669   --       8,059,669
                                 ----------- -----------   --    ------------
  TOTAL......................... $20,726,430 $86,879,182   --    $107,605,612
                                 =========== ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                                          CSTG&E
                                                                                          CSTG&E U.S.  International
                                                                                          Social Core   Social Core
                                                                                           Equity 2       Equity
                                                                                          Portfolio*    Portfolio*
                                                                                         ------------  -------------
ASSETS:
Investments at Value (including $10,088 and $7,829 of securities on loan, respectively). $     91,658  $     99,546
Temporary Cash Investments at Value & Cost..............................................          381            --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost................        9,986         8,060
Foreign Currencies at Value.............................................................           --           376
Cash....................................................................................           73             4
Receivables:
  Investment Securities Sold............................................................           87            49
  Dividends, Interest and Tax Reclaims..................................................           77           237
  Securities Lending Income.............................................................            4             6
Prepaid Expenses and Other Assets.......................................................           --             1
                                                                                         ------------  ------------
     Total Assets.......................................................................      102,266       108,279
                                                                                         ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned......................................................        9,986         8,060
  Investment Securities Purchased.......................................................          412             1
  Due to Advisor........................................................................           20            35
Accrued Expenses and Other Liabilities..................................................            6            14
                                                                                         ------------  ------------
     Total Liabilities..................................................................       10,424         8,110
                                                                                         ------------  ------------
NET ASSETS.............................................................................. $     91,842  $    100,169
                                                                                         ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).................................................    6,387,432    11,463,034
                                                                                         ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................ $      14.38  $       8.74
                                                                                         ============  ============
Investments at Cost..................................................................... $     60,792  $    102,194
                                                                                         ============  ============
Foreign Currencies at Cost.............................................................. $         --  $        379
                                                                                         ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital......................................................................... $     62,470  $    109,092
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)..          169           366
Accumulated Net Realized Gain (Loss)....................................................       (1,663)       (6,631)
Net Unrealized Foreign Exchange Gain (Loss).............................................           --            (7)
Net Unrealized Appreciation (Depreciation)..............................................       30,866        (2,651)
                                                                                         ------------  ------------
NET ASSETS.............................................................................. $     91,842  $    100,169
                                                                                         ============  ============
(1) NUMBER OF SHARES AUTHORIZED.........................................................  300,000,000   300,000,000
                                                                                         ============  ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                         CSTG&E
                                                                          CSTG&E U.S. International
                                                                          Social Core  Social Core
                                                                           Equity 2      Equity
                                                                           Portfolio    Portfolio
                                                                          ----------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $284, respectively).   $ 1,597      $ 3,933
  Income from Securities Lending.........................................        47          146
                                                                            -------      -------
     Total Investment Income.............................................     1,644        4,079
                                                                            -------      -------
Expenses
  Investment Advisory Services Fees......................................       247          475
  Accounting & Transfer Agent Fees.......................................         6           18
  Custodian Fees.........................................................         8           47
  Filing Fees............................................................         3            4
  Shareholders' Reports..................................................         4            5
  Directors'/Trustees' Fees & Expenses...................................         1            1
  Professional Fees......................................................         3            3
  Social Issue Screening Fees............................................        20           36
  Other..................................................................         6            7
                                                                            -------      -------
     Total Expenses......................................................       298          596
                                                                            -------      -------
  Fees Paid Indirectly...................................................        --           --
                                                                            -------      -------
  Net Expenses...........................................................       298          596
                                                                            -------      -------
  Net Investment Income (Loss)...........................................     1,346        3,483
                                                                            -------      -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................     3,529       (3,602)
    Foreign Currency Transactions........................................        --          (63)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................     5,299       (1,162)
    Translation of Foreign Currency Denominated Amounts..................        --           (8)
                                                                            -------      -------
  Net Realized and Unrealized Gain (Loss)................................     8,828       (4,835)
                                                                            -------      -------
Net Increase (Decrease) in Net Assets Resulting from Operations..........   $10,174      $(1,352)
                                                                            =======      =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 CSTG&E U.S. Social Core CSTG&E International
                                                                 Equity 2 Portfolio      Social Core Equity Portfolio
                                                                 ----------------------  ---------------------------
                                                                   Year        Year        Year           Year
                                                                  Ended       Ended       Ended          Ended
                                                                 Oct. 31,    Oct. 31,    Oct. 31,       Oct. 31,
                                                                   2014        2013        2014           2013
                                                                 --------    --------    --------       --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $  1,346    $  1,453    $  3,483       $  2,034
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................    3,529         675      (3,602)           (86)
    Foreign Currency Transactions...............................       --          --         (63)           (24)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    5,299      21,536      (1,162)        19,724
    Translation of Foreign Currency Denominated Amounts.........       --          --          (8)             4
                                                                  --------    --------     --------       --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................   10,174      23,664      (1,352)        21,652
                                                                  --------    --------     --------       --------
Distributions From:
  Net Investment Income.........................................   (1,334)     (1,515)     (3,441)        (2,071)
                                                                  --------    --------     --------       --------
     Total Distributions........................................   (1,334)     (1,515)     (3,441)        (2,071)
                                                                  --------    --------     --------       --------
Capital Share Transactions (1):
  Shares Issued.................................................    4,371       1,318       5,718         29,491
  Shares Issued in Lieu of Cash Distributions...................    1,334       1,515       3,441          2,071
  Shares Redeemed...............................................  (11,972)    (11,910)    (14,635)        (5,607)
                                                                  --------    --------     --------       --------
     Net Increase (Decrease) from Capital Share Transactions....   (6,267)     (9,077)     (5,476)        25,955
                                                                  --------    --------     --------       --------
     Total Increase (Decrease) in Net Assets....................    2,573      13,072     (10,269)        45,536
Net Assets
  Beginning of Year.............................................   89,269      76,197     110,438         64,902
                                                                  --------    --------     --------       --------
  End of Year................................................... $ 91,842    $ 89,269    $100,169       $110,438
                                                                  ========    ========     ========       ========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................      320         120         625          3,692
  Shares Issued in Lieu of Cash Distributions...................       96         136         366            258
  Shares Redeemed...............................................     (855)       (995)     (1,588)          (677)
                                                                  --------    --------     --------       --------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................     (439)       (739)       (597)         3,273
                                                                  ========    ========     ========       ========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)......................................... $    169    $    157    $    366       $    301

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                           CSTG&E U.S. Social Core Equity 2 Portfolio
                                                                          -------------------------------------------
                                                                            Year     Year     Year     Year     Year
                                                                           Ended    Ended    Ended    Ended    Ended
                                                                          Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                            2014     2013     2012     2011     2010
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $ 13.08  $ 10.07  $  8.98  $  8.49  $  7.05
                                                                          -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................    0.20     0.20     0.16     0.13     0.11
  Net Gains (Losses) on Securities (Realized and Unrealized).............    1.30     3.01     1.08     0.49     1.44
                                                                          -------  -------  -------  -------  -------
   Total from Investment Operations......................................    1.50     3.21     1.24     0.62     1.55
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................   (0.20)   (0.20)   (0.15)   (0.13)   (0.11)
                                                                          -------  -------  -------  -------  -------
   Total Distributions...................................................   (0.20)   (0.20)   (0.15)   (0.13)   (0.11)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $ 14.38  $ 13.08  $ 10.07  $  8.98  $  8.49
========================================================================= ======== ======== ======== ======== ========
Total Return.............................................................   11.54%   32.27%   13.94%    7.24%   22.14%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $91,842  $89,269  $76,197  $75,246  $82,083
Ratio of Expenses to Average Net Assets..................................    0.32%    0.35%    0.36%    0.38%    0.37%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).    0.32%    0.35%    0.36%    0.38%    0.37%
Ratio of Net Investment Income to Average Net Assets.....................    1.47%    1.71%    1.65%    1.36%    1.36%
Portfolio Turnover Rate..................................................      11%       4%       9%       9%       7%
-----------------------------------------------------------------------------------------------------------------------

                                                                          CSTG&E International Social Core Equity Portfolio
                                                                          -----------------------------------------------
                                                                             Year       Year      Year     Year      Year
                                                                            Ended      Ended     Ended    Ended     Ended
                                                                           Oct. 31,   Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,
                                                                             2014       2013      2012     2011      2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $   9.16    $   7.39  $  7.27  $  7.92   $  7.21
                                                                          --------    --------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................     0.29        0.21     0.21     0.22      0.16
  Net Gains (Losses) on Securities (Realized and Unrealized).............    (0.43)       1.79     0.12    (0.64)     0.70
                                                                          --------    --------  -------  -------   -------
   Total from Investment Operations......................................    (0.14)       2.00     0.33    (0.42)     0.86
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................    (0.28)      (0.23)   (0.21)   (0.23)    (0.15)
                                                                          --------    --------  -------  -------   -------
   Total Distributions...................................................    (0.28)      (0.23)   (0.21)   (0.23)    (0.15)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $   8.74    $   9.16  $  7.39  $  7.27   $  7.92
========================================================================= ========    ========  ======== ========  ========
Total Return.............................................................    (1.71)%     27.54%    4.87%   (5.62)%   12.32%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $100,169    $110,438  $64,902  $67,710   $84,836
Ratio of Expenses to Average Net Assets..................................     0.53%       0.56%    0.60%    0.58%     0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.53%       0.56%    0.60%    0.58%     0.56%
Ratio of Net Investment Income to Average Net Assets.....................     3.08%       2.54%    3.00%    2.76%     2.12%
Portfolio Turnover Rate..................................................       18%          8%       7%       6%        5%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, two of which, CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by the Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   CSTG&E International Social Core Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the CSTG&E International Social Core Equity

Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on CSTG&E International Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by CSTG&E International Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. For the year ended October 31, 2014, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42% of average daily net assets for CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio, respectively.

Earned Income Credit:

   In addition, the CSTG&E International Social Core Equity Portfolio entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

                                                            Fees Paid
                                                            Indirectly
         -                                                  ----------
         CSTG&E International Social Core Equity Portfolio.     --

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $262 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             CSTG&E U.S. Social Core Equity 2 Portfolio........ $3
             CSTG&E International Social Core Equity Portfolio.  3

E. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                         Purchases  Sales
      -                                                  --------- -------
      CSTG&E U.S. Social Core Equity 2 Portfolio........  $10,101  $15,898
      CSTG&E International Social Core Equity Portfolio.   19,718   25,435

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                      Increase       Increase
                                                                     (Decrease)     (Decrease)
                                                      Increase     Undistributed   Accumulated
                                                     (Decrease)    Net Investment  Net Realized
                                                   Paid-In Capital     Income     Gains (Losses)
                                                   --------------- -------------- --------------
CSTG&E U.S. Social Core Equity 2 Portfolio........        --             --              --
CSTG&E International Social Core Equity Portfolio.       $10            $23            $(33)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                                   Net Investment
                                                     Income and
                                                     Short-Term     Long-Term
                                                   Capital Gains  Capital Gains Total
                                                   -------------- ------------- ------
CSTG&E U.S. Social Core Equity 2 Portfolio
2013..............................................     $1,515          --       $1,515
2014..............................................      1,334          --        1,334
CSTG&E International Social Core Equity Portfolio
2013..............................................      2,071          --        2,071
2014..............................................      3,441          --        3,441

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                   Net Investment
                                                     Income and
                                                     Short-Term     Long-Term
                                                   Capital Gains  Capital Gains Total
                                                   -------------- ------------- -----
CSTG&E International Social Core Equity Portfolio.      $10            --        $10

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                         Undistributed                                              Total Net
                                         Net Investment                                           Distributable
                                           Income and   Undistributed                Unrealized     Earnings
                                           Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                         Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                         -------------- ------------- ------------ -------------- -------------
CSTG&E U.S. Social Core Equity 2
  Portfolio.............................      $171           --         $(1,660)      $30,865        $29,376
CSTG&E International Social Core Equity
  Portfolio.............................       404           --          (6,588)       (2,736)        (8,920)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                      Expires on October 31,
                                                   ----------------------------
                                                    2017  2018 Unlimited Total
                                                   ------ ---- --------- ------
CSTG&E U.S. Social Core Equity 2 Portfolio........ $1,104 $556      --   $1,660
CSTG&E International Social Core Equity Portfolio.    904   --  $5,684    6,588

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

               CSTG&E U.S. Social Core Equity 2 Portfolio. $3,529

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                           Net
                                                                                        Unrealized
                                                   Federal   Unrealized   Unrealized   Appreciation
                                                   Tax Cost Appreciation Depreciation (Depreciation)
                                                   -------- ------------ ------------ --------------
CSTG&E U.S. Social Core Equity 2 Portfolio........ $ 71,160   $34,157      $ (3,292)     $30,865
CSTG&E International Social Core Equity Portfolio.  110,331    14,819       (17,544)      (2,725)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each

Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by CSTG&E International Social Core Equity Portfolio may be inhibited.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                    Weighted      Weighted    Number of   Interest Maximum Amount
                                     Average      Average        Days     Expense  Borrowed During
                                  Interest Rate Loan Balance Outstanding* Incurred   The Period
                                  ------------- ------------ ------------ -------- ---------------
CSTG&E U.S. Social Core
  Equity 2 Portfolio.............     0.84%         $623          46         $1        $4,037
CSTG&E International Social Core
  Equity Portfolio...............     0.84%          904          60          1         7,256

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2014.

I. Securities Lending:

   As of October 31, 2014, the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral.

   In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                              Market
                                                              Value
                                                              ------
           CSTG&E U.S. Social Core Equity 2 Portfolio........  $187
           CSTG&E International Social Core Equity Portfolio.   178

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At October 31, 2014, two shareholders held 96% of the outstanding shares of CSTG&E U.S. Social Core Equity 2 Portfolio and two shareholders held 98% of the outstanding shares of CSTG&E International Social Core Equity Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions
Group Inc., hereafter referred to as the "Portfolios") at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodians and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2014.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2014.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were two Strategy Committee meetings held during the fiscal year ended October 31, 2014.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the DFA   Principal Occupation(s) During Past 5
 with the Fund, Address and   Term of Office/1/ and      Fund Complex/2/        Years and Other Directorships of Public
       Year of Birth           Length of Service             Overseen                       Companies Held
------------------------------------------------------------------------------------------------------------------------
                                           Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983       108 portfolios in 4      Leo Melamed Professor of Finance,
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     University of Chicago Booth School of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Business.
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       108 portfolios in 4      Steven G. Rothmeier Professor and
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Distinguished Service Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                                Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                                   School of Business (since 1965). Member
Booth School of Business                                                        and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                         Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                               (futures trading exchange) (since
1939                                                                            2004). Trustee, Harbor Fund (registered
                                                                                investment company) (29 Portfolios)
                                                                                (since 1994). Formerly, Member of the
                                                                                Board of Milwaukee Insurance Company
                                                                                (1997-2010).
------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       108 portfolios in 4      Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     School of Management (since 1984).
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                                   Capital Management, LLC (hedge fund and
P.O. Box 208200                                                                 asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                        to Morningstar Inc. (since 2006).
1943                                                                            Formerly, Director, BIRR Portfolio
                                                                                Analysis, Inc. (software products)
                                                                                (1990-2010).
------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       108 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010          investment companies     Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM.     DFAITC-Since 2010                                Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                                   Management and Economics, Graduate
School of Business                                                              School of Business, Stanford University
518 Memorial Way                                                                (since 1995). Cornerstone Research
Stanford, CA 94305-5015                                                         (expert testimony and economic and
1948                                                                            financial analysis) (since 2009).
                                                                                Formerly, Chairman of the President
                                                                                George W. Bush's Council of Economic
                                                                                Advisers (2006-2009). Formerly, Council
                                                                                of Economic Advisors, State of
                                                                                California (2005-2006). Formerly,
                                                                                Commissioner, White House Panel on Tax
                                                                                Reform (2005)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       108 portfolios in 4      Chief Investment Strategist, Janus
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                                   Graduate School of Business, Stanford
Advisors, LP                                                                    University (since 1981). Chairman,
6300 Bee Cave Road                                                              Ruapay Inc. (since 2013). Formerly,
Building 1                                                                      Chairman, Platinum Grove Asset
Austin, TX 78746                                                                Management, L.P. (hedge fund)
1941                                                                            (formerly, Oak Hill Platinum Partners)
                                                                                (1999-2009). Formerly, Director,
                                                                                American Century Fund Complex
                                                                                (registered investment companies)
                                                                                (43 Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       108 portfolios in 4      Boris and Irene Stern Distinguished
Director of DFAIDG and DIG.    DIG-Since 2000          investment companies     Service Professor of Accounting,
Trustee of DFAITC and DEM.     DFAITC-Since 2000                                University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                                   Business (since 1980). Director, HNI
Booth School of Business                                                        Corporation (formerly known as HON
5807 S. Woodlawn                                                                Industries Inc.) (office furniture)
Avenue Chicago, IL 60637                                                        (since 2000). Director, Ryder System
1953                                                                            Inc. (transportation, logistics and
                                                                                supply-chain management) (since 2003).
                                                                                Trustee, UBS Funds (4 investment
                                                                                companies within the fund complex) (33
                                                                                portfolios) (since 2009). Formerly,
                                                                                Co-Director Investment Research,
                                                                                Fundamental Investment Advisors (hedge
                                                                                fund) (2008-2011).
------------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
     and Year of Birth       Length of Service            Overseen             Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981      108 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,  DIG-Since 1992         investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief       DFAITC-Since 1992                             Officer (until 1/1/2010) of the following companies:
Executive Officer            DEM-Since 1993                                Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road,                                                        Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009-2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and Co-
                                                                           Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009      108 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief   DIG-Since 2009         investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-    DFAITC-Since 2009                             2014), Director/Trustee, and formerly, Chief
Chief Investment Officer     DEM-Since 2009                                Investment Officer (March 2007 - June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice President
                                                                           of the DFA Entities and Dimensional Fund Advisors
                                                                           Canada ULC. Director and Chief Investment Officer
                                                                           (since December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of                        Term of Office/1/ and
      Birth             Position        Length of Service           Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
                                                     Officers
----------------------------------------------------------------------------------------------------------------------
April A. Aandal    Vice President           Since 2008         Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta   Vice President           Since 2012         Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery    Vice President           Since 2005         Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow   Vice President           Since 1993         Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
----------------------------------------------------------------------------------------------------------------------
Peter Bergan       Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth  Vice President           Since 2007         Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown   Vice President and       Since 2001         Vice President and Assistant Secretary of all the
1967               Assistant Secretary                         DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler    Vice President           Since 2007         Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit  Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
James G. Charles   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
----------------------------------------------------------------------------------------------------------------------

   Name and Year of                         Term of Office/1/ and
        Birth                Position       Length of Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President          Since 2009         Vice President of all the DFA Entities. Co-Head of
1966                                                               Portfolio Management (since March 2012) and
                                                                   Senior Portfolio Manager (since January 2012) for
                                                                   Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                   Manager for Dimensional Fund Advisors LP (October
                                                                   2005 to January 2012).
-------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                               Counsel for Dimensional Fund Advisors LP (April
                                                                   2012 - January 2014); Vice President and Counsel
                                                                   for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President          Since 2004         Vice President of all the DFA Entities, DFA Australia
1972                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC. Head of Global Institutional Services for
                                                                   Dimensional Fund Advisors LP (since January
                                                                   2014). Formerly, Head of Institutional, North America
                                                                   (March 2012 to December 2013) and Head of
                                                                   Portfolio Management (January 2006 to March 2012)
                                                                   for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (September 2011-March 2013); Vice President at
                                                                   MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2010-March 2014); Vice President, Sales
                                                                   and Business Development at AdvisorsIG (PPMG)
                                                                   (2009-2010); Vice President at Credit Suisse (2007-
                                                                   2009).
-------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (2003-March 2014).
-------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President          Since 2012         Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President          Since 2007         Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1955                                                               Senior Vice President and Managing Director at
                                                                   State Street Bank & Trust Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and      Since 2004         Vice President and Chief Compliance Officer of all
1965                    Global Chief                               the DFA Entities, DFA Australia Limited, and
                        Compliance Officer                         Dimensional Fund Advisors Ltd. Chief Compliance
                                                                   Officer of Dimensional Fund Advisors Canada.
                                                                   Formerly, Vice President and Chief Compliance
                                                                   Officer for Dimensional SmartNest (US) LLC
                                                                   (October 2010- 2014).
-------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President          Since 1999         Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President          Since 1994         Vice President of all the DFA Entities, DFA Australia
1957                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC.
-------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director (January 2012-January 2014) and
                                                                   Senior Associate (August 2010-December 2011) for
                                                                   Dimensional Fund Advisors LP; MBA and MPA at
                                                                   the University of Texas at Austin (August 2007-May
                                                                   2010).
-------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1972                                                               Research Associate (August 2008-March 2010) and
                                                                   Research Assistant (April 2006-August 2008) for
                                                                   Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                         Term of Office/1/ and
       Birth              Position        Length of Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner   Vice President           Since 2001         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan       Vice President           Since 2014         Vice President of all the DFA Entities. Head of
1979                                                             Marketing for Dimensional Fund Advisors LP (since
                                                                 February 2013). Formerly, Senior Manager of
                                                                 Research and Marketing for Dimensional Fund
                                                                 Advisors LP (June 2012-January 2013); Director of
                                                                 Mutual Fund Analysis at Morningstar (January 2008-
                                                                 May 2012).
-----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice   Vice President and       Since 1998         Vice President and Assistant Secretary of all the
1965                 Assistant Secretary                         DFA Entities and DFA Australia Limited. Chief
                                                                 Operating Officer for Dimensional Fund Advisors
                                                                 Pte. Ltd. (since April 2013). Formerly, Chief
                                                                 Operating Officer for Dimensional Fund Advisors Ltd.
                                                                 (July 2008-March 2013).
-----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker  Vice President           Since 2004         Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall       Vice President           Since 2008         Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) for
                                                                 Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                 Manager for Dimensional Fund Advisors LP
                                                                 (September 2004-January 2012).
-----------------------------------------------------------------------------------------------------------------------
Edward A. Foley      Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (August 2011-January 2014); Senior Vice President
                                                                 of First Trust Advisors L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman    Vice President           Since 2009         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour     Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum       Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
-----------------------------------------------------------------------------------------------------------------------
Henry F. Gray        Vice President           Since 2000         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
John T. Gray         Vice President           Since 2007         Vice President of all the DFA Entities.
1974
-----------------------------------------------------------------------------------------------------------------------
Christian Gunther    Vice President           Since 2011         Vice President of all the DFA Entities. Senior Trader
1975                                                             for Dimensional Fund Advisors LP (since 2012).
                                                                 Formerly, Senior Trader (2009-2012).
-----------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins    Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP (January
                                                                 2011-January 2014); Vice President and Senior
                                                                 Counsel for State Street Global Advisors (November
                                                                 2008-January 2011).
-----------------------------------------------------------------------------------------------------------------------
Joel H. Hefner       Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Julie C. Henderson   Vice President and       Since 2005         Vice President and Fund Controller of all the DFA
1974                 Fund Controller                             Entities, Dimensional Cayman Commodity Fund I
                                                                 Ltd. and Dimensional Japan Ltd.
-----------------------------------------------------------------------------------------------------------------------
Kevin B. Hight       Vice President           Since 2005         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Christine W. Ho      Vice President           Since 2004         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Michael C. Horvath   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1960                                                             Managing Director, Co-Head Global Consultant
                                                                 Relations at BlackRock (2004-2011).
-----------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth                Position          Length of Service            Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon         Vice President               Since 2004         Vice President of all the DFA Entities and
1973                                                                 Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------------
Garret D. Jones      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                                 Manager of Sales and Marketing Systems (January
                                                                     2011-January 2014) and Project Manager (2007-
                                                                     2010) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones     Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                                 Facilities Manager for Dimensional Fund Advisors
                                                                     LP (October 2008-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President               Since 2014         Vice President of all the DFA Entities. Head of
1978                                                                 Operations for Financial Advisor Services for
                                                                     Dimensional Fund Advisors LP (since July 2014).
                                                                     Formerly, Counsel of Dimensional Fund Advisors LP
                                                                     (August 2011-January 2014); Associate at Andrews
                                                                     Kurth LLP (2006-2011).
---------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President and           Since 2003         Vice President of all the DFA Entities, Dimensional
1954                 Chief Operating Officer                         Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Chief Operating
                                                                     Officer of Dimensional Holdings Inc., DFA Securities
                                                                     LLC, Dimensional Fund Advisors LP, Dimensional
                                                                     Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd., Dimensional Advisors Ltd. And Dimensional
                                                                     Fund Advisors Pte. Ltd. Director, Vice President, and
                                                                     Chief Privacy Officer of Dimensional Fund Advisors
                                                                     Canada ULC. Director of DFA Australia Limited,
                                                                     Dimensional Fund Advisors Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Director and Vice
                                                                     President of Dimensional Hong Kong Limited and
                                                                     Dimensional Fund Advisors Pte. Ltd.
---------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (October 2004-January 2013).
---------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1948                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (April 2006-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President               Since 2010         Vice President of all the DFA Entities. Portfolio
1971                                                                 Manager for Dimensional Fund Advisors LP (since
                                                                     June 2004).
---------------------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                                 Creative Director for Dimensional Fund Advisors LP
                                                                     (September 2012-January 2014); Vice President and
                                                                     Global Creative Director at Morgan Stanley
                                                                     (2007-2012); Visiting Assistant Professor, Graduate
                                                                     Communications Design at Pratt Institute
                                                                     (2004-2012).
---------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President               Since 2011         Vice President of all the DFA Entities. Head of
1971                                                                 Defined Contribution Sales for Dimensional Fund
                                                                     Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President               Since 2004         Vice President of all the DFA Entities. Senior
1971                                                                 Portfolio Manager of Dimensional Fund Advisors LP
                                                                     (since January 2012). Formerly, Portfolio Manager
                                                                     for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1981                                                                 Senior Associate, Investment Analytics and Data
                                                                     (January 2012-December 2012) and Systems
                                                                     Developer (June 2007-December 2011) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1966                                                                 Regional Director (May 2010-January 2014) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President               Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (2007-2010).
---------------------------------------------------------------------------------------------------------------------------

 Name and Year of                          Term of Office/1/ and
      Birth               Position         Length of Service             Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Michael F. Lane     Vice President             Since 2004         Vice President of all the DFA Entities. Formerly,
1967                                                              Chief Executive Officer for Dimensional SmartNest
                                                                  (US) LLC (July 2012-November 2014).
-------------------------------------------------------------------------------------------------------------------------
Francis R. Lao      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly, Vice
1969                                                              President - Global Operations at Janus Capital
                                                                  Group (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
David F. LaRusso    Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1978                                                              Senior Trader (January 2010-December 2012) and
                                                                  Trader (2000-2009) for Dimensional Fund Advisors
                                                                  LP.
-------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee       Vice President             Since 2005         Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly,
1980                                                              Research Associate for Dimensional Fund Advisors
                                                                  LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------------------
John B. Lessley     Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1960                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu   Vice President             Since 2009         Vice President of all the DFA Entities.
1969
-------------------------------------------------------------------------------------------------------------------------
Peter Magnusson     Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1969                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2011-January 2014); Vice President at
                                                                  Columbia Management (2004-2010).
-------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell   Vice President             Since 2010         Vice President of all the DFA Entities and
1972                                                              Dimensional Cayman Commodity Fund I Ltd.
                                                                  Formerly, Counsel for Dimensional Fund Advisors
                                                                  LP (September 2006-January 2010).
-------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus     Vice President             Since 2008         Vice President of all DFA Entities and Head of
1970                                                              Global Human Resources for Dimensional Fund
                                                                  Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
David R. Martin     Vice President, Chief      Since 2007         Vice President, Chief Financial Officer and Treasurer
1956                Financial Officer and                         of all the DFA Entities. Director, Vice President,
                    Treasurer                                     Chief Financial Officer and Treasurer of Dimensional
                                                                  Fund Advisors Ltd., DFA Australia Limited,
                                                                  Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                                  Kong Limited, Dimensional Fund Advisors Canada
                                                                  ULC, and Dimensional Cayman Commodity Fund I
                                                                  Ltd. Director of Dimensional Funds plc and
                                                                  Dimensional Funds II plc. Statutory Auditor of
                                                                  Dimensional Japan Ltd. Formerly, Chief Financial
                                                                  Officer, Treasurer and Vice President of Dimensional
                                                                  SmartNest (US) LLC (October 2010-November
                                                                  2014).
-------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune    Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1975                                                              Regional Director of Dimensional Fund Advisors LP
                                                                  (January 2009-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis   Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1984                                                              Regional Director (January 2009-January 2014) and
                                                                  Senior Associate (2011) for Dimensional Fund
                                                                  Advisors LP; Investment Consultant (March 2010-
                                                                  December 2010) and Investment Analyst (December
                                                                  2007-March 2010) at Towers Watson.
-------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson  Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                              Manager, Investment Systems (2011-January 2013)
                                                                  and Project Manager (2007-2010) for Dimensional
                                                                  Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth               Position            Length of Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                      Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                                LP (since December 2012). Formerly, Chief
                                                                       Compliance Officer of Wellington Management
                                                                       Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities and
1974                                                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                       General Counsel, Funds (since 2011). Formerly,
                                                                       Counsel for Dimensional Fund Advisors LP (2007-
                                                                       2010).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                       Dimensional Fund II plc.
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       July 2005).
-----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President         Since 2010                 Vice President of all the DFA Entities. Formerly,
1978                                                                   Senior Compliance Officer (January 2008-January
                                                                       2010) and Compliance Officer (February 2006-
                                                                       December 2007) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (2012-January 2013); Senior Consultant (June 2011-
                                                                       December 2011) and Senior Investment Analyst and
                                                                       Consultant (July 2008-June 2011) at Hewitt
                                                                       EnnisKnupp.
-----------------------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President         Since 1993                 Vice President of all the DFA Entities, DFA Australia
1961                                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President         Since 2011                 Vice President of all the DFA Entities. Portfolio
1970                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       2006).
-----------------------------------------------------------------------------------------------------------------------------
Theodore W. Randall  Vice President         Since 2008                 Vice President of all the DFA Entities. Formerly,
1973                                                                   Research Associate for Dimensional Fund Advisors
                                                                       LP (2006 to 2008).
-----------------------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1967                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014); Vice President at
                                                                       BlackRock (2009-2010).
-----------------------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1969                                                                   Planning and Analysis Manager for Dimensional
                                                                       Fund Advisors LP (July 2007-January 2014).
-----------------------------------------------------------------------------------------------------------------------------

 Name and Year of                    Term of Office/1/ and
       Birth            Position     Length of Service            Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1981                                                        Research Associate (June 2011-January 2012) for
                                                            Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President      Since 2005         Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1960                                                        Senior Manager, Human Resources for Dimensional
                                                            Fund Advisors LP (January 2012-January 2014);
                                                            Director of Human Resources at Spansion, Inc.
                                                            (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1959                                                        Client Systems Manager for Dimensional Fund
                                                            Advisors LP (July 2008-January 2010); Senior
                                                            Manager at Vanguard (November 1997-July 2008).
------------------------------------------------------------------------------------------------------------------
Walid A. Shinnawi    Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1961                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (March 2006-January 2010).
------------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President      Since 2009         Vice President of all the DFA Entities. Formerly,
1965                                                        Investment Operations Manager for Dimensional
                                                            Fund Advisors LP (May 2007-January 2009).
------------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President      Since 2007         Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1981                                                        Manager for Dimensional Fund Advisors LP (since
                                                            January 2012). Formerly, Investment Associate for
                                                            Dimensional Fund Advisors LP (August 2010-
                                                            December 2011).
------------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President      Since 2007         Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1977                                                        Manager of Dimensional Fund Advisors LP (since
                                                            January 2010).
------------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                        Project Manager for Dimensional Fund Advisors LP
                                                            (2007-2010).
------------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President      Since 2004         Vice President of all the DFA Entities and
1956                                                        Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------
Carl G. Snyder       Vice President      Since 2000         Vice President of all the DFA Entities.
1963
------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President      Since 2004         Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1973                                                        Manager, Investment Analytics and Data (2012-
                                                            January 2013) and Research Assistant (2002-2011)
                                                            for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Erik T. Totten       Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1980                                                        Regional Director (2010-January 2013) and Senior
                                                            Associate (2007-2009) for Dimensional Fund
                                                            Advisors LP.
------------------------------------------------------------------------------------------------------------------
John H. Totten       Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1978                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (January 2008-January 2012).
------------------------------------------------------------------------------------------------------------------
Robert C. Trotter    Vice President      Since 2009         Vice President of all the DFA Entities.
1958
------------------------------------------------------------------------------------------------------------------
Karen E. Umland      Vice President      Since 1997         Vice President of all the DFA Entities, DFA Australia
1966                                                        Limited, Dimensional Fund Advisors Ltd., and
                                                            Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------

  Name and Year of                    Term of Office/1/ and
       Birth             Position     Length of Service           Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (September 2008-January 2014).
----------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President      Since 2009         Vice President of all the DFA Entities. Portfolio
1970                                                         Manager for Dimensional Fund Advisors LP (since
                                                             2004).
----------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President      Since 1997         Vice President of all the DFA Entities.
1951
----------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President      Since 2007         Vice President of all the DFA Entities.
1976
----------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President      Since 2005         Vice President of all the DFA Entities.
1955
----------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1978                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (2005-2010).
----------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

   For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2013 to October 31, 2014, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                     Qualifying
                                                                                                         For
                                                 Net                                                  Corporate
                                             Investment    Short-Term     Long-Term                   Dividends   Qualifying
                                               Income     Capital Gain  Capital Gain      Total       Received     Dividend
DFA Investment Dimensions Group Inc.        Distributions Distributions Distributions Distributions Deduction (1) Income (2)
------------------------------------        ------------- ------------- ------------- ------------- ------------- ----------
CSTG&E U.S. Social Core Equity 2 Portfolio.      100%          --            --            100%          100%        100%
CSTG&E International Social Core Equity
 Portfolio.................................      100%          --            --            100%          100%        100%

                                                                             Qualifying
                                                                               Short-
                                             Foreign    Foreign   Qualifying    Term
                                               Tax       Source    Interest   Capital
DFA Investment Dimensions Group Inc.        Credit (3) Income (4) Income (5)  Gain (6)
------------------------------------        ---------- ---------- ---------- ----------
CSTG&E U.S. Social Core Equity 2 Portfolio.     --         --        100%       100%
CSTG&E International Social Core Equity
 Portfolio.................................      5%       100%       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103114-015A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2014

DFA Investment Dimensions Group Inc.
VA U.S. Targeted Value Portfolio
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
DFA VA Global Moderate Allocation Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2014

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                         Page
                                                                         ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes...........................   1
      Performance Charts................................................   2
      Management's Discussion and Analysis..............................   6
      Disclosure of Fund Expenses.......................................  11
      Disclosure of Portfolio Holdings..................................  13
      Summary Schedules of Portfolio Holdings/Schedules of Investments
          VA U.S. Targeted Value Portfolio..............................  15
          VA U.S. Large Value Portfolio.................................  18
          VA International Value Portfolio..............................  21
          VA International Small Portfolio..............................  25
          VA Short-Term Fixed Portfolio.................................  29
          VA Global Bond Portfolio......................................  32
          DFA VA Global Moderate Allocation Portfolio...................  35
      Statements of Assets and Liabilities..............................  36
      Statements of Operations..........................................  38
      Statements of Changes in Net Assets...............................  40
      Financial Highlights..............................................  43
      Notes to Financial Statements.....................................  47
      Report of Independent Registered Public Accounting Firm...........  60
   Fund Management......................................................  61
   Voting Proxies on Fund Portfolio Securities..........................  72
   Notice to Shareholders...............................................  73

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
GBP     British Pounds
SGD     Singapore Dollars
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
(r)     The adjustable rate shown is effective as of October 31, 2014.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
VA U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2004-October 31, 2014

                                        [CHART]

               VA U.S. Targeted Value Portfolio     Russell 2000/R/ Value Index
               --------------------------------     ---------------------------
  10/31/2004                $10,000                           $10,000
  11/30/2004                 10,978                            10,887
  12/31/2004                 11,364                            11,147
   1/31/2005                 10,914                            10,716
   2/28/2005                 11,176                            10,929
   3/31/2005                 10,951                            10,704
   4/30/2005                 10,144                            10,152
   5/31/2005                 10,813                            10,771
   6/30/2005                 11,270                            11,247
   7/31/2005                 12,047                            11,887
   8/31/2005                 11,829                            11,614
   9/30/2005                 11,865                            11,595
  10/31/2005                 11,517                            11,304
  11/30/2005                 12,033                            11,762
  12/31/2005                 12,041                            11,672
   1/31/2006                 13,091                            12,637
   2/28/2006                 13,075                            12,636
   3/31/2006                 13,766                            13,248
   4/30/2006                 13,866                            13,284
   5/31/2006                 13,225                            12,734
   6/30/2006                 13,258                            12,890
   7/31/2006                 12,800                            12,711
   8/31/2006                 13,116                            13,091
   9/30/2006                 13,266                            13,219
  10/31/2006                 13,966                            13,892
  11/30/2006                 14,358                            14,288
  12/31/2006                 14,566                            14,412
   1/31/2007                 14,815                            14,628
   2/28/2007                 14,729                            14,449
   3/31/2007                 14,825                            14,623
   4/30/2007                 14,998                            14,775
   5/31/2007                 15,506                            15,316
   6/30/2007                 15,228                            14,959
   7/31/2007                 13,980                            13,686
   8/31/2007                 13,904                            13,960
   9/30/2007                 13,865                            14,023
  10/31/2007                 13,875                            14,176
  11/30/2007                 12,714                            13,114
  12/31/2007                 12,533                            13,003
   1/31/2008                 12,044                            12,470
   2/29/2008                 11,587                            11,974
   3/31/2008                 11,682                            12,155
   4/30/2008                 11,788                            12,539
   5/31/2008                 12,171                            12,968
   6/30/2008                 10,800                            11,724
   7/31/2008                 11,098                            12,325
   8/31/2008                 11,640                            12,910
   9/30/2008                 10,927                            12,305
  10/31/2008                  8,642                             9,847
  11/30/2008                  7,483                             8,707
  12/31/2008                  7,903                             9,242
   1/31/2009                  6,704                             7,922
   2/28/2009                  5,788                             6,822
   3/31/2009                  6,388                             7,427
   4/30/2009                  7,598                             8,606
   5/31/2009                  7,860                             8,792
   6/30/2009                  7,881                             8,764
   7/31/2009                  8,819                             9,778
   8/31/2009                  9,190                            10,240
   9/30/2009                  9,647                            10,754
  10/31/2009                  9,015                            10,040
  11/30/2009                  9,299                            10,359
  12/31/2009                 10,007                            11,144
   1/31/2010                  9,743                            10,817
   2/28/2010                 10,293                            11,319
   3/31/2010                 11,086                            12,260
   4/30/2010                 11,901                            13,118
   5/31/2010                 10,932                            12,010
   6/30/2010                  9,985                            10,961
   7/31/2010                 10,767                            11,744
   8/31/2010                  9,941                            10,861
   9/30/2010                 11,075                            12,027
  10/31/2010                 11,449                            12,493
  11/30/2010                 11,868                            12,810
  12/31/2010                 12,916                            13,875
   1/31/2011                 12,960                            13,882
   2/28/2011                 13,625                            14,587
   3/31/2011                 13,880                            14,790
   4/30/2011                 14,123                            15,030
   5/31/2011                 13,813                            14,761
   6/30/2011                 13,570                            14,398
   7/31/2011                 13,138                            13,922
   8/31/2011                 11,908                            12,692
   9/30/2011                 10,568                            11,306
  10/31/2011                 12,130                            12,935
  11/30/2011                 12,163                            12,909
  12/31/2011                 12,329                            13,111
   1/31/2012                 13,099                            13,983
   2/29/2012                 13,524                            14,191
   3/31/2012                 13,870                            14,631
   4/30/2012                 13,635                            14,419
   5/31/2012                 12,675                            13,538
   6/30/2012                 13,166                            14,191
   7/31/2012                 13,099                            14,046
   8/31/2012                 13,680                            14,479
   9/30/2012                 14,138                            14,995
  10/31/2012                 14,048                            14,807
  11/30/2012                 14,305                            14,852
  12/31/2012                 14,809                            15,478
   1/31/2013                 15,817                            16,401
   2/28/2013                 16,123                            16,588
   3/31/2013                 16,916                            17,278
   4/30/2013                 16,780                            17,262
   5/31/2013                 17,618                            17,777
   6/30/2013                 17,550                            17,705
   7/31/2013                 18,819                            18,843
   8/31/2013                 18,151                            18,010
   9/30/2013                 19,148                            19,049
  10/31/2013                 19,975                            19,669
  11/30/2013                 20,882                            20,436
  12/31/2013                 21,417                            20,821
   1/31/2014                 20,435                            20,016
   2/28/2014                 21,542                            20,932
   3/31/2014                 21,965                            21,191
   4/30/2014                 21,577                            20,646
   5/31/2014                 21,771                            20,777
   6/30/2014                 22,707                            21,696
   7/31/2014                 21,577                            20,384
   8/31/2014                 22,684                            21,270
   9/30/2014                 21,291                            19,835
  10/31/2014                 22,010                            21,221              Past performance is not predictive of
                                                                                   future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           Average Annual          One          Five           Ten                 redemption of fund shares.
           Total Return            Year         Years         Years                Russell data copyright (C) Russell
           ----------------------------------------------------------------        Investment Group 1995-2014, all rights
                                  10.19%        19.54%        8.21%                reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA U.S. LARGE VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2004-October 31, 2014

                                         [CHART]

                  VA U.S. Large Value Portfolio     Russell 1000/R/ Value Index
                  -----------------------------     ---------------------------
 10/31/2004                     $10,000                         $10,000
 11/30/2004                      10,668                          10,506
 12/31/2004                      11,097                          10,858
  1/31/2005                      10,802                          10,665
  2/28/2005                      11,132                          11,018
  3/31/2005                      11,097                          10,867
  4/30/2005                      10,716                          10,672
  5/31/2005                      11,161                          10,929
  6/30/2005                      11,391                          11,049
  7/31/2005                      11,936                          11,368
  8/31/2005                      11,850                          11,319
  9/30/2005                      12,037                          11,478
 10/31/2005                      11,692                          11,186
 11/30/2005                      12,152                          11,552
 12/31/2005                      12,171                          11,621
  1/31/2006                      12,769                          12,072
  2/28/2006                      12,709                          12,146
  3/31/2006                      12,943                          12,311
  4/30/2006                      13,292                          12,624
  5/31/2006                      13,080                          12,305
  6/30/2006                      13,178                          12,383
  7/31/2006                      12,996                          12,684
  8/31/2006                      13,208                          12,897
  9/30/2006                      13,549                          13,154
 10/31/2006                      14,057                          13,584
 11/30/2006                      14,307                          13,894
 12/31/2006                      14,582                          14,206
  1/31/2007                      14,998                          14,388
  2/28/2007                      14,802                          14,164
  3/31/2007                      14,908                          14,383
  4/30/2007                      15,520                          14,914
  5/31/2007                      16,149                          15,452
  6/30/2007                      15,888                          15,091
  7/31/2007                      14,941                          14,393
  8/31/2007                      14,647                          14,554
  9/30/2007                      15,023                          15,054
 10/31/2007                      15,080                          15,056
 11/30/2007                      14,239                          14,320
 12/31/2007                      14,153                          14,182
  1/31/2008                      13,649                          13,614
  2/29/2008                      13,202                          13,043
  3/31/2008                      13,053                          12,945
  4/30/2008                      13,863                          13,577
  5/31/2008                      14,169                          13,555
  6/30/2008                      12,590                          12,257
  7/31/2008                      12,590                          12,213
  8/31/2008                      12,822                          12,421
  9/30/2008                      11,747                          11,508
 10/31/2008                       9,176                           9,516
 11/30/2008                       8,267                           8,834
 12/31/2008                       8,506                           8,956
  1/31/2009                       7,448                           7,926
  2/28/2009                       6,390                           6,867
  3/31/2009                       7,013                           7,455
  4/30/2009                       8,182                           8,254
  5/31/2009                       8,822                           8,764
  6/30/2009                       8,719                           8,699
  7/31/2009                       9,555                           9,411
  8/31/2009                      10,195                           9,904
  9/30/2009                      10,630                          10,286
 10/31/2009                      10,187                           9,971
 11/30/2009                      10,758                          10,533
 12/31/2009                      11,052                          10,720
  1/31/2010                      10,800                          10,418
  2/28/2010                      11,260                          10,747
  3/31/2010                      12,137                          11,447
  4/30/2010                      12,519                          11,743
  5/31/2010                      11,460                          10,778
  6/30/2010                      10,600                          10,171
  7/31/2010                      11,425                          10,860
  8/31/2010                      10,748                          10,395
  9/30/2010                      11,807                          11,201
 10/31/2010                      12,232                          11,538
 11/30/2010                      12,154                          11,476
 12/31/2010                      13,331                          12,382
  1/31/2011                      13,764                          12,662
  2/28/2011                      14,506                          13,129
  3/31/2011                      14,559                          13,181
  4/30/2011                      14,929                          13,532
  5/31/2011                      14,718                          13,389
  6/30/2011                      14,444                          13,115
  7/31/2011                      13,773                          12,680
  8/31/2011                      12,625                          11,888
  9/30/2011                      11,327                          10,990
 10/31/2011                      12,890                          12,248
 11/30/2011                      12,775                          12,185
 12/31/2011                      12,875                          12,430
  1/31/2012                      13,513                          12,901
  2/29/2012                      14,295                          13,415
  3/31/2012                      14,565                          13,813
  4/30/2012                      14,250                          13,672
  5/31/2012                      13,234                          12,870
  6/30/2012                      13,917                          13,509
  7/31/2012                      14,052                          13,649
  8/31/2012                      14,619                          13,945
  9/30/2012                      15,149                          14,388
 10/31/2012                      15,194                          14,317
 11/30/2012                      15,221                          14,311
 12/31/2012                      15,700                          14,607
  1/31/2013                      16,816                          15,556
  2/28/2013                      16,990                          15,779
  3/31/2013                      17,805                          16,405
  4/30/2013                      18,006                          16,653
  5/31/2013                      18,803                          17,080
  6/30/2013                      18,528                          16,929
  7/31/2013                      19,663                          17,844
  8/31/2013                      19,078                          17,167
  9/30/2013                      19,654                          17,597
 10/31/2013                      20,670                          18,367
 11/30/2013                      21,540                          18,880
 12/31/2013                      22,108                          19,358
  1/31/2014                      21,229                          18,670
  2/28/2014                      21,987                          19,478
  3/31/2014                      22,482                          19,943
  4/30/2014                      22,623                          20,132
  5/31/2014                      23,108                          20,427
  6/30/2014                      23,755                          20,961            Past performance is not predictive of
  7/31/2014                      23,533                          20,603            future performance.
  8/31/2014                      24,280                          21,361            The returns shown do not reflect the
  9/30/2014                      23,583                          20,920            deduction of taxes that a shareholder
 10/31/2014                      23,715                          21,390            would pay on fund distributions or the
           Average Annual          One          Five           Ten                 redemption of fund shares.
           Total Return            Year         Years         Years                Russell data copyright (C) Russell
           ----------------------------------------------------------------        Investment Group 1995-2014, all rights
                                  14.73%        18.41%        9.02%                reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
VA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                               [CHARTS]

                  VA International           MSCI World ex USA
                   Value Portfolio         Index (net dividends)
                  -----------------         -------------------
 10/31/2004            $10,000                     $10,000
 11/30/2004             10,747                      10,665
 12/31/2004             11,305                      11,116
  1/31/2005             11,220                      10,897
  2/28/2005             11,624                      11,382
  3/31/2005             11,329                      11,123
  4/30/2005             11,018                      10,840
  5/31/2005             11,025                      10,859
  6/30/2005             11,212                      11,037
  7/31/2005             11,710                      11,393
  8/31/2005             12,122                      11,708
  9/30/2005             12,519                      12,242
 10/31/2005             12,301                      11,847
 11/30/2005             12,511                      12,160
 12/31/2005             13,164                      12,724
  1/31/2006             14,067                      13,529
  2/28/2006             14,184                      13,483
  3/31/2006             14,795                      13,911
  4/30/2006             15,539                      14,576
  5/31/2006             14,920                      14,022
  6/30/2006             14,811                      14,004
  7/31/2006             15,071                      14,136
  8/31/2006             15,564                      14,537
  9/30/2006             15,773                      14,526
 10/31/2006             16,484                      15,100
 11/30/2006             17,036                      15,549
 12/31/2006             17,702                      15,995
  1/31/2007             18,048                      16,093
  2/28/2007             18,003                      16,222
  3/31/2007             18,604                      16,637
  4/30/2007             19,526                      17,394
  5/31/2007             20,191                      17,781
  6/30/2007             20,100                      17,798
  7/31/2007             19,507                      17,552
  8/31/2007             19,261                      17,298
  9/30/2007             20,292                      18,281
 10/31/2007             21,313                      19,076
 11/30/2007             20,045                      18,330
 12/31/2007             19,605                      17,985
  1/31/2008             17,961                      16,364
  2/29/2008             17,692                      16,660
  3/31/2008             17,961                      16,422
  4/30/2008             18,767                      17,335
  5/31/2008             18,716                      17,598
  6/30/2008             16,834                      16,230
  7/31/2008             16,430                      15,652
  8/31/2008             15,738                      15,047
  9/30/2008             14,094                      12,874
 10/31/2008             10,547                      10,196
 11/30/2008              9,927                       9,643
 12/31/2008             10,625                      10,152
  1/31/2009              9,164                       9,204
  2/28/2009              8,031                       8,273
  3/31/2009              8,824                       8,818
  4/30/2009             10,448                       9,955
  5/31/2009             12,022                      11,214
  6/30/2009             11,833                      11,098
  7/31/2009             13,243                      12,140
  8/31/2009             13,973                      12,722
  9/30/2009             14,703                      13,247
 10/31/2009             14,124                      13,034
 11/30/2009             14,514                      13,356
 12/31/2009             14,655                      13,569
  1/31/2010             13,829                      12,933
  2/28/2010             13,894                      12,920
  3/31/2010             14,991                      13,752
  4/30/2010             14,759                      13,547
  5/31/2010             13,067                      12,052
  6/30/2010             12,706                      11,878
  7/31/2010             14,333                      12,976
  8/31/2010             13,610                      12,588
  9/30/2010             15,069                      13,795
 10/31/2010             15,585                      14,287
 11/30/2010             14,810                      13,682
 12/31/2010             16,198                      14,783
  1/31/2011             16,923                      15,102
  2/28/2011             17,529                      15,662
  3/31/2011             17,002                      15,348
  4/30/2011             17,872                      16,184
  5/31/2011             17,213                      15,704
  6/30/2011             16,936                      15,480
  7/31/2011             16,435                      15,225
  8/31/2011             14,617                      13,938
  9/30/2011             13,022                      12,538
 10/31/2011             14,327                      13,758
 11/30/2011             13,839                      13,122
 12/31/2011             13,453                      12,979
  1/31/2012             14,426                      13,679
  2/29/2012             15,208                      14,431
  3/31/2012             15,043                      14,325
  4/30/2012             14,454                      14,081
  5/31/2012             12,671                      12,476
  6/30/2012             13,631                      13,294
  7/31/2012             13,521                      13,459
  8/31/2012             14,125                      13,843
  9/30/2012             14,632                      14,263
 10/31/2012             14,838                      14,363
 11/30/2012             15,016                      14,665
 12/31/2012             15,738                      15,109
  1/31/2013             16,502                      15,852
  2/28/2013             15,978                      15,694
  3/31/2013             16,021                      15,818
  4/30/2013             16,728                      16,539
  5/31/2013             16,530                      16,168
  6/30/2013             15,893                      15,563
  7/31/2013             16,969                      16,391
  8/31/2013             16,842                      16,180
  9/30/2013             18,101                      17,323
 10/31/2013             18,710                      17,904
 11/30/2013             18,780                      18,014
 12/31/2013             19,145                      18,285
  1/31/2014             18,463                      17,547
  2/28/2014             19,508                      18,505
  3/31/2014             19,377                      18,422
  4/30/2014             19,711                      18,712
  5/31/2014             19,929                      19,002
  6/30/2014             20,176                      19,272
  7/31/2014             19,697                      18,928          Past performance is not predictive of
  8/31/2014             19,711                      18,943          future performance.
  9/30/2014             18,840                      18,165          The returns shown do not reflect the
 10/31/2014             18,492                      17,877          deduction of taxes that a shareholder
         Average Annual        One        Five       Ten            would pay on fund distributions or the
         Total Return          Year       Years     Years           redemption of fund shares.
         -----------------------------------------------------      MSCI data copyright MSCI 2014, all
                              -1.16%      5.54%     6.34%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA INTERNATIONAL SMALL PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                      [CHARTS]

                       VA International            MSCI World ex USA
                       Small Portfolio        Small Cap Index(net dividends)
                      -----------------       ------------------------------
 10/31/2004                $10,000                       $10,000
 11/30/2004                 10,737                        10,800
 12/31/2004                 11,253                        11,303
  1/31/2005                 11,472                        11,477
  2/28/2005                 11,939                        11,965
  3/31/2005                 11,731                        11,770
  4/30/2005                 11,403                        11,439
  5/31/2005                 11,253                        11,466
  6/30/2005                 11,552                        11,770
  7/31/2005                 12,009                        12,281
  8/31/2005                 12,516                        12,658
  9/30/2005                 12,854                        13,171
 10/31/2005                 12,615                        12,691
 11/30/2005                 12,854                        13,114
 12/31/2005                 13,706                        14,134
  1/31/2006                 14,692                        15,141
  2/28/2006                 14,658                        14,951
  3/31/2006                 15,353                        15,654
  4/30/2006                 16,047                        16,383
  5/31/2006                 15,229                        15,477
  6/30/2006                 14,949                        15,101
  7/31/2006                 14,770                        14,732
  8/31/2006                 15,173                        15,162
  9/30/2006                 15,263                        15,122
 10/31/2006                 15,834                        15,722
 11/30/2006                 16,528                        16,398
 12/31/2006                 17,109                        16,884
  1/31/2007                 17,561                        17,228
  2/28/2007                 17,854                        17,530
  3/31/2007                 18,502                        18,112
  4/30/2007                 19,186                        18,810
  5/31/2007                 19,614                        19,088
  6/30/2007                 19,565                        19,046
  7/31/2007                 19,528                        18,929
  8/31/2007                 18,759                        17,931
  9/30/2007                 19,211                        18,336
 10/31/2007                 20,347                        19,574
 11/30/2007                 18,832                        17,964
 12/31/2007                 18,238                        17,438
  1/31/2008                 16,831                        15,748
  2/29/2008                 17,259                        16,496
  3/31/2008                 17,286                        16,313
  4/30/2008                 17,659                        16,710
  5/31/2008                 18,169                        17,048
  6/30/2008                 16,872                        15,732
  7/31/2008                 16,086                        14,938
  8/31/2008                 15,493                        14,386
  9/30/2008                 13,147                        11,855
 10/31/2008                 10,112                         8,929
 11/30/2008                  9,657                         8,496
 12/31/2008                 10,418                         9,063
  1/31/2009                  9,565                         8,536
  2/28/2009                  8,635                         7,757
  3/31/2009                  9,178                         8,255
  4/30/2009                 10,464                         9,527
  5/31/2009                 11,937                        10,937
  6/30/2009                 12,046                        11,069
  7/31/2009                 12,945                        11,958
  8/31/2009                 13,813                        12,880
  9/30/2009                 14,619                        13,604
 10/31/2009                 14,263                        13,394
 11/30/2009                 14,449                        13,498
 12/31/2009                 14,571                        13,669
  1/31/2010                 14,366                        13,489
  2/28/2010                 14,287                        13,412
  3/31/2010                 15,377                        14,409
  4/30/2010                 15,599                        14,693
  5/31/2010                 13,797                        12,928
  6/30/2010                 13,718                        12,807
  7/31/2010                 15,014                        13,905
  8/31/2010                 14,524                        13,544
  9/30/2010                 16,152                        15,080
 10/31/2010                 16,784                        15,702
 11/30/2010                 16,326                        15,290
 12/31/2010                 18,185                        17,019
  1/31/2011                 18,363                        17,108
  2/28/2011                 18,911                        17,595
  3/31/2011                 18,927                        17,578
  4/30/2011                 19,846                        18,450
  5/31/2011                 19,314                        17,939
  6/30/2011                 18,975                        17,551
  7/31/2011                 18,766                        17,455
  8/31/2011                 17,347                        16,076
  9/30/2011                 15,348                        14,231
 10/31/2011                 16,444                        15,386
 11/30/2011                 15,944                        14,613
 12/31/2011                 15,490                        14,329
  1/31/2012                 16,778                        15,512
  2/29/2012                 17,648                        16,391
  3/31/2012                 17,770                        16,282
  4/30/2012                 17,579                        16,197
  5/31/2012                 15,560                        14,294
  6/30/2012                 16,186                        14,787
  7/31/2012                 16,117                        14,901
  8/31/2012                 16,656                        15,329
  9/30/2012                 17,335                        16,056
 10/31/2012                 17,439                        16,134
 11/30/2012                 17,613                        16,217
 12/31/2012                 18,497                        16,833
  1/31/2013                 19,259                        17,643
  2/28/2013                 19,277                        17,706
  3/31/2013                 19,622                        18,051
  4/30/2013                 20,111                        18,575
  5/31/2013                 19,658                        18,139
  6/30/2013                 19,187                        17,422
  7/31/2013                 20,420                        18,511
  8/31/2013                 20,347                        18,478
  9/30/2013                 22,034                        20,029
 10/31/2013                 22,759                        20,621
 11/30/2013                 22,868                        20,648
 12/31/2013                 23,505                        21,134
  1/31/2014                 23,122                        20,769
  2/28/2014                 24,576                        21,946
  3/31/2014                 24,518                        21,864
  4/30/2014                 24,480                        21,796
  5/31/2014                 24,690                        22,069
  6/30/2014                 25,149                        22,570
  7/31/2014                 24,346                        21,985
  8/31/2014                 24,499                        22,039
  9/30/2014                 23,026                        20,704                Past performance is not predictive of
 10/31/2014                 22,625                        20,180                future performance.
                                                                                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
           Average Annual          One          Five         Ten                would pay on fund distributions or the
           Total Return            Year         Years       Years               redemption of fund shares.
           -------------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                  -0.59%        9.67%       8.51%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
VA SHORT-TERM FIXED PORTFOLIO VS.
THE BOFA MERRILL LYNCH U.S. 6-MONTH TREASURY BILL INDEX,
THE BOFA MERRILL LYNCH U.S. 1-YEAR TREASURY NOTE INDEX
October 31, 2004-October 31, 2014

                                      [CHARTS]

                                     The BofA Merrill         The BofA Merrill
                VA Short-Term       Lynch U.S. 6-Month        Lynch U.S. 1-Year
               Fixed Portfolio     Treasury Bill Index      Treasury Note Index
               ---------------     -------------------      -------------------
  10/31/2004       $10,000               $10,000                   $10,000
  11/30/2004         9,990                10,009                     9,985
  12/31/2004         9,999                10,023                    10,001
   1/31/2005        10,009                10,042                    10,009
   2/28/2005        10,009                10,055                    10,009
   3/31/2005        10,009                10,078                    10,023
   4/30/2005        10,049                10,105                    10,059
   5/31/2005        10,078                10,137                    10,089
   6/30/2005        10,098                10,157                    10,107
   7/31/2005        10,098                10,175                    10,106
   8/31/2005        10,138                10,207                    10,149
   9/30/2005        10,138                10,232                    10,152
  10/31/2005        10,158                10,261                    10,165
  11/30/2005        10,188                10,297                    10,196
  12/31/2005        10,217                10,334                    10,237
   1/31/2006        10,247                10,365                    10,260
   2/28/2006        10,278                10,395                    10,286
   3/31/2006        10,309                10,434                    10,315
   4/30/2006        10,339                10,472                    10,348
   5/31/2006        10,380                10,512                    10,374
   6/30/2006        10,410                10,548                    10,400
   7/31/2006        10,461                10,599                    10,460
   8/31/2006        10,512                10,647                    10,514
   9/30/2006        10,553                10,696                    10,562
  10/31/2006        10,594                10,737                    10,605
  11/30/2006        10,645                10,782                    10,648
  12/31/2006        10,690                10,831                    10,679
   1/31/2007        10,732                10,875                    10,719
   2/28/2007        10,774                10,919                    10,774
   3/31/2007        10,827                10,968                    10,816
   4/30/2007        10,870                11,015                    10,852
   5/31/2007        10,912                11,068                    10,887
   6/30/2007        10,954                11,112                    10,940
   7/31/2007        11,007                11,157                    11,002
   8/31/2007        11,049                11,237                    11,084
   9/30/2007        11,092                11,284                    11,143
  10/31/2007        11,145                11,329                    11,177
  11/30/2007        11,176                11,406                    11,289
  12/31/2007        11,221                11,439                    11,314
   1/31/2008        11,266                11,534                    11,459
   2/29/2008        11,299                11,565                    11,518
   3/31/2008        11,299                11,595                    11,554
   4/30/2008        11,332                11,609                    11,531
   5/31/2008        11,354                11,609                    11,527
   6/30/2008        11,376                11,624                    11,533
   7/31/2008        11,410                11,661                    11,570
   8/31/2008        11,432                11,685                    11,603
   9/30/2008        11,399                11,739                    11,655
  10/31/2008        11,454                11,787                    11,722
  11/30/2008        11,554                11,827                    11,796
  12/31/2008        11,665                11,848                    11,851
   1/31/2009        11,677                11,847                    11,839
   2/28/2009        11,665                11,849                    11,820
   3/31/2009        11,711                11,861                    11,849
   4/30/2009        11,757                11,876                    11,873
   5/31/2009        11,791                11,881                    11,882
   6/30/2009        11,814                11,884                    11,888
   7/31/2009        11,825                11,893                    11,903
   8/31/2009        11,859                11,901                    11,918
   9/30/2009        11,871                11,907                    11,927
  10/31/2009        11,894                11,911                    11,940
  11/30/2009        11,916                11,916                    11,961
  12/31/2009        11,883                11,917                    11,945
   1/31/2010        11,918                11,923                    11,973
   2/28/2010        11,929                11,924                    11,978
   3/31/2010        11,918                11,925                    11,974
   4/30/2010        11,929                11,928                    11,981
   5/31/2010        11,929                11,934                    11,988
   6/30/2010        11,964                11,937                    12,006
   7/31/2010        11,988                11,942                    12,019
   8/31/2010        11,999                11,947                    12,030
   9/30/2010        12,011                11,950                    12,035
  10/31/2010        12,023                11,955                    12,044
  11/30/2010        12,011                11,956                    12,041
  12/31/2010        12,015                11,960                    12,044
   1/31/2011        12,027                11,963                    12,055
   2/28/2011        12,027                11,965                    12,059
   3/31/2011        12,027                11,968                    12,063
   4/30/2011        12,050                11,974                    12,075
   5/31/2011        12,062                11,976                    12,083
   6/30/2011        12,062                11,979                    12,086
   7/31/2011        12,074                11,978                    12,083
   8/31/2011        12,074                11,987                    12,104
   9/30/2011        12,074                11,987                    12,102
  10/31/2011        12,074                11,989                    12,106
  11/30/2011        12,062                11,990                    12,110
  12/31/2011        12,067                11,992                    12,113
   1/31/2012        12,102                11,992                    12,116
   2/29/2012        12,102                11,991                    12,113
   3/31/2012        12,114                11,993                    12,113
   4/30/2012        12,126                11,994                    12,118
   5/31/2012        12,126                11,997                    12,121
   6/30/2012        12,138                11,999                    12,117
   7/31/2012        12,150                12,002                    12,129
   8/31/2012        12,161                12,004                    12,131
   9/30/2012        12,161                12,006                    12,134
  10/31/2012        12,161                12,006                    12,133
  11/30/2012        12,173                12,009                    12,138
  12/31/2012        12,168                12,012                    12,142
   1/31/2013        12,180                12,014                    12,144
   2/28/2013        12,180                12,015                    12,147
   3/31/2013        12,180                12,018                    12,151
   4/30/2013        12,192                12,021                    12,156
   5/31/2013        12,192                12,022                    12,157
   6/30/2013        12,180                12,023                    12,155
   7/31/2013        12,192                12,026                    12,163
   8/31/2013        12,180                12,028                    12,165
   9/30/2013        12,204                12,031                    12,171
  10/31/2013        12,204                12,030                    12,171
  11/30/2013        12,204                12,031                    12,171
  12/31/2013        12,199                12,034                    12,173
   1/31/2014        12,211                12,037                    12,176
   2/28/2014        12,211                12,038                    12,178
   3/31/2014        12,211                12,039                    12,182
   4/30/2014        12,223                12,041                    12,187
   5/31/2014        12,223                12,041                    12,190
   6/30/2014        12,223                12,042                    12,191
   7/31/2014        12,223                12,043                    12,193         Past performance is not predictive of
   8/31/2014        12,223                12,045                    12,200         future performance.
   9/30/2014        12,223                12,047                    12,203         The returns shown do not reflect the
  10/31/2014        12,235                12,046                    12,205         deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
                                                                                   redemption of fund shares.
            Average Annual         One          Five          Ten                  The Merrill Lynch Indices are used with
            Total Return           Year         Years        Years                 permission; copyright 2014 Merrill
            --------------------------------------------------------------         Lynch, Pierce, Fenner & Smith
                                   0.25%        0.57%        2.04%                 Incorporated; all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA GLOBAL BOND PORTFOLIO VS.
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-5 YEARS,
CURRENCY-HEDGED IN USD TERMS
October 31, 2004-October 31, 2014

                              [CHARTS]

              VA Global Bond        Citigroup World Government Bond Index,
                 Portfolio          1-5 Years,Currency-Hedged in USD Terms
                -----------         --------------------------------------
 10/31/2004       $10,000                         $10,000
 11/30/2004         9,915                          10,016
 12/31/2004         9,978                          10,040
  1/31/2005         9,987                          10,073
  2/28/2005         9,939                          10,063
  3/31/2005         9,901                          10,093
  4/30/2005        10,026                          10,167
  5/31/2005        10,112                          10,218
  6/30/2005        10,179                          10,268
  7/31/2005        10,112                          10,249
  8/31/2005        10,208                          10,301
  9/30/2005        10,141                          10,286
 10/31/2005        10,093                          10,276
 11/30/2005        10,112                          10,309
 12/31/2005        10,145                          10,349
  1/31/2006        10,155                          10,366
  2/28/2006        10,165                          10,377
  3/31/2006        10,135                          10,368
  4/30/2006        10,145                          10,395
  5/31/2006        10,205                          10,434
  6/30/2006        10,215                          10,457
  7/31/2006        10,286                          10,534
  8/31/2006        10,376                          10,626
  9/30/2006        10,416                          10,674
 10/31/2006        10,456                          10,711
 11/30/2006        10,507                          10,765
 12/31/2006        10,524                          10,772
  1/31/2007        10,574                          10,810
  2/28/2007        10,624                          10,881
  3/31/2007        10,665                          10,916
  4/30/2007        10,705                          10,950
  5/31/2007        10,735                          10,938
  6/30/2007        10,756                          10,966
  7/31/2007        10,816                          11,061
  8/31/2007        10,887                          11,178
  9/30/2007        10,927                          11,239
 10/31/2007        10,997                          11,296
 11/30/2007        11,038                          11,419
 12/31/2007        11,093                          11,451
  1/31/2008        11,155                          11,623
  2/29/2008        11,217                          11,699
  3/31/2008        11,237                          11,696
  4/30/2008        11,145                          11,619
  5/31/2008        11,104                          11,553
  6/30/2008        11,145                          11,553
  7/31/2008        11,206                          11,638
  8/31/2008        11,278                          11,711
  9/30/2008        11,206                          11,786
 10/31/2008        11,278                          11,957
 11/30/2008        11,443                          12,086
 12/31/2008        11,588                          12,206
  1/31/2009        11,577                          12,212
  2/28/2009        11,566                          12,236
  3/31/2009        11,598                          12,300
  4/30/2009        11,652                          12,302
  5/31/2009        11,726                          12,307
  6/30/2009        11,790                          12,327
  7/31/2009        11,907                          12,372
  8/31/2009        12,024                          12,415
  9/30/2009        12,109                          12,454
 10/31/2009        12,173                          12,466
 11/30/2009        12,322                          12,533
 12/31/2009        12,146                          12,486
  1/31/2010        12,301                          12,534
  2/28/2010        12,378                          12,586
  3/31/2010        12,367                          12,581
  4/30/2010        12,456                          12,587
  5/31/2010        12,533                          12,669
  6/30/2010        12,644                          12,701
  7/31/2010        12,810                          12,747
  8/31/2010        12,966                          12,808
  9/30/2010        13,010                          12,798
 10/31/2010        13,099                          12,811
 11/30/2010        12,977                          12,748
 12/31/2010        12,817                          12,734
  1/31/2011        12,841                          12,725
  2/28/2011        12,829                          12,713
  3/31/2011        12,841                          12,705
  4/30/2011        13,008                          12,743
  5/31/2011        13,152                          12,805
  6/30/2011        13,152                          12,812
  7/31/2011        13,354                          12,857
  8/31/2011        13,450                          12,969
  9/30/2011        13,426                          12,973
 10/31/2011        13,462                          12,955
 11/30/2011        13,295                          12,929
 12/31/2011        13,396                          13,028
  1/31/2012        13,546                          13,085
  2/29/2012        13,571                          13,107
  3/31/2012        13,608                          13,096
  4/30/2012        13,658                          13,122
  5/31/2012        13,746                          13,134
  6/30/2012        13,746                          13,147
  7/31/2012        13,921                          13,191
  8/31/2012        13,959                          13,225
  9/30/2012        13,984                          13,249
 10/31/2012        13,996                          13,257
 11/30/2012        14,047                          13,291
 12/31/2012        14,046                          13,302
  1/31/2013        13,969                          13,291
  2/28/2013        14,072                          13,322
  3/31/2013        14,098                          13,335
  4/30/2013        14,162                          13,378
  5/31/2013        14,046                          13,333
  6/30/2013        13,879                          13,291
  7/31/2013        13,956                          13,328
  8/31/2013        13,879                          13,309
  9/30/2013        13,995                          13,355
 10/31/2013        14,085                          13,399
 11/30/2013        14,111                          13,420
 12/31/2013        13,997                          13,385
  1/31/2014        14,142                          13,442
  2/28/2014        14,168                          13,461
  3/31/2014        14,102                          13,458
  4/30/2014        14,168                          13,482
  5/31/2014        14,286                          13,521
  6/30/2014        14,260                          13,536
  7/31/2014        14,220                          13,538
  8/31/2014        14,312                          13,577
  9/30/2014        14,260                          13,575
 10/31/2014        14,352                          13,607

                                                                              Past performance is not predictive of
                                                                              future performance.
                                                                              The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           Average Annual         One         Five         Ten                would pay on fund distributions or the
           Total Return           Year        Years       Years               redemption of fund shares.
           -----------------------------------------------------------        Citigroup bond indices copyright 2014
                                  1.90%       3.35%       3.68%               by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS),
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, 65% MSCI ACWI (NET DIVIDENDS)/35%
CITIGROUP WORLD GOVT BOND INDEX 1-3 YR (HEDGED) INDEX
April 8, 2013-October 31, 2014

                                     [CHART]

                                            Citigroup World      65% MSCI ACWI
                                            Government Bond   (net dividends/35%
            VA Global   MSCI All Country    Index,1-3 Years,    Citigroup World
             Moderate      World Index      Currency-Hedged     Govt Bond Index
            Portfolio    (Net Dividends)      in USD Terms    1-3 yr(hedged)Index
            ---------   ----------------    ----------------  -------------------
   4/8/2013  $10,000       $10,000               $10,000            $10,000
  4/30/2013   10,150        10,365                10,012             10,242
  5/31/2013   10,200        10,337                10,001             10,219
  6/30/2013   10,020        10,035                 9,990             10,021
  7/31/2013   10,410        10,515                10,008             10,340
  8/31/2013   10,210        10,296                10,004             10,198
  9/30/2013   10,620        10,828                10,023             10,547
 10/31/2013   10,910        11,263                10,042             10,830
 11/30/2013   11,050        11,423                10,054             10,934          Past performance is not predictive of
 12/31/2013   11,195        11,620                10,046             11,054          future performance.
  1/31/2014   10,931        11,155                10,067             10,774          The returns shown do not reflect the
  2/28/2014   11,307        11,694                10,074             11,115          deduction of taxes that a shareholder
  3/31/2014   11,368        11,746                10,074             11,147          would pay on fund distributions or the
  4/30/2014   11,398        11,857                10,083             11,220          redemption of fund shares.
  5/31/2014   11,550        12,110                10,098             11,381          MSCI data copyright MSCI 2014, all
  6/30/2014   11,743        12,338                10,104             11,522          rights reserved.
  7/31/2014   11,550        12,188                10,106             11,432          Citigroup bond indices copyright 2014
  8/31/2014   11,784        12,457                10,121             11,602          by Citigroup.
  9/30/2014   11,449        12,053                10,121             11,358          Data includes composite data from
 10/31/2014   11,550        12,138                10,135             11,415          multiple sources; see data descriptions
                                       One               Since                       for additional details. MSCI data
               Total Return            Year            Inception                     copyright MSCI 2014, all rights reserved.
               -----------------------------------------------------------           Citigroup bond indices copyright 2014
                                       5.87%             9.65%                       by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index/SM/......... 20.69%

   Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

VA U.S. Targeted Value Portfolio

   The VA U.S. Targeted Value Portfolio is designed to capture the returns of U.S. small- and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,320 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 10.19% for the Portfolio and 7.89% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. Mid-cap value stocks significantly outperformed small cap value stocks during the period. The Portfolio had a greater weight than the Index in mid-cap value stocks and less weight in small cap value stocks, and these differences were the primary driver of the Portfolio's relative outperformance.

VA U.S. Large Value Portfolio

   The VA U.S. Large Value Portfolio is designed to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 260 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 14.73% for the Portfolio and 16.46% for the Russell 1000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Portfolio excludes real estate investment trusts (REITs) and highly regulated utilities from eligibility while the Index holds stocks in these sectors. REITs and utilities generally outperformed other sectors during the period, which contributed to the Portfolio's relative underperformance as compared to the index. Lower book to market stocks outperformed higher book to market stocks within the index. The VA U.S. Large Value Portfolio had less weight than the index in lower book to market stocks, which detracted from relative performance.

 International Equity Market Review          12 Months Ended October 31, 2014

   Performance of non-U.S. developed markets was generally negative for the period. Only large cap growth stocks had positive returns. As measured by the MSCI world ex USA indices, large cap stocks outperformed small cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------
                                              Return in U.S. Dollars
                                              ----------------------
           MSCI World ex USA Index...........         -0.15%
           MSCI World ex USA Small Cap Index.         -2.14%
           MSCI World ex USA Value Index.....         -0.62%
           MSCI World ex USA Growth Index....          0.31%

   During the period, the U.S. dollar (USD) appreciated against developed markets currencies, detracting from USD-denominated returns of non-U.S. securities in developed markets.

                           12 Months Ended October 31, 2014
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.55%             0.12%
                  Japan.............................    13.47%            -0.70%
                  Canada............................    12.71%             4.26%
                  France............................     1.34%            -6.61%
                  Switzerland.......................     9.61%             3.13%
                  Germany...........................     2.52%            -5.52%
                  Australia.........................     6.74%            -0.92%
                  Spain.............................    10.44%             1.78%
                  Hong Kong.........................    10.24%            10.21%
                  Sweden............................    13.18%            -1.03%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

VA International Value Portfolio

   The VA International Value Portfolio is designed to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 480 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ending October 31, 2014, total returns were -1.16% for the Portfolio and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio had significantly greater exposure than the Index to value stocks. Value stocks, particularly those in Canada, generally underperformed the Index, which detracted from the Portfolio's relative performance.

VA International Small Portfolio

   The VA International Small Portfolio is designed to capture the returns of international small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,620 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -0.59% for the Portfolio and -2.14% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio excluded a number of growth-oriented small cap stocks with low profitability that were held by the Index. These stocks generally underperformed other stocks during the period, contributing to the Portfolio's relative outperformance. This was partially offset by the Portfolio's exclusion of real estate investment trusts ("REITs") which outperformed and detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Portfolio and the Index also generally contributed to the Portfolio's relative outperformance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

 Fixed Income Market Review                  12 Months Ended October 31, 2014

   U.S. and developed international fixed income markets generally experienced flattening yield curves for the year ended October 31, 2014. In the case of the U.S. and U.K., while longer-term bond yields declined, most shorter-term bond yields increased slightly. The Eurozone saw a sharp decline in bond yields across the curve with the largest declines in longer-term bonds. On average, investment grade credit did well for the year, outperforming government bonds of similar duration. The one-month U.S. Treasury bill yield edged even lower during the period, while the yield on ten-year U.S. Treasury notes decreased to 2.34%.

                                       October 31, 2013 October 31, 2014 Change
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.03%            0.00%       -0.03%
 Ten-Year U.S. Treasury Notes (yield).      2.56%            2.34%       -0.22%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than in others. For the 12 months ended October 31, 2014, total returns were 0.07% for three-month U.S. Treasury bills, 1.18% for five-year U.S. Treasury notes, and 15.44% for 30-year U.S. Treasury bonds.

(Source: Barclays Treasury Bellwethers).

   Some of Dimensional Fund Advisors LP's ("Dimensional" or the "Advisor") fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk- adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the portfolios employing the variable- maturity strategy continued to take term risk, reflecting the upward-sloping eligible yield curves.

   Some fixed income strategies are based on an approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer more attractive opportunities on a risk-adjusted basis. When credit spreads are wide, additional credit risk is taken to try to achieve higher expected returns associated with increased risk. During the period under review, credit spreads continued to narrow, and the portfolios employing the variable credit approach began to underweight the lower tier of investment grade credits.

VA Short-Term Fixed Portfolio

   The VA Short-Term Fixed Portfolio is designed to achieve a stable real return in excess of the rate of inflation by investing in high-quality fixed income securities with a typical average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premiums. The average maturity of the Portfolio was unchanged at 353 days on both October 31, 2014, and October 31, 2013.

   For the 12 months ended October 31, 2014, the total return was 0.25% for the Portfolio, 0.14% for The BofA Merrill Lynch US 6-Month Treasury Bill Index, and 0.28% for The BofA Merrill Lynch 1-Year US Treasury Note Index. During the period, interest rates increased slightly in the long end of the eligible maturity range as two-year U.S. Treasury bond yields increased from approximately 0.30% to 0.49%. The yield curve remained upwardly sloped, even steepening slightly, causing the Portfolio's maturity structure to remain extended. While two-year rates did drift higher, the Portfolio benefitted from the position of the bonds on the yield curve. This helped to offset the negative impact of rising rates. The credit premium on corporate securities held by the Portfolio also helped offset this negative effect.

VA Global Bond Portfolio

   The VA Global Bond Portfolio is designed to provide a market rate of return by investing in U.S. and foreign government securities and high-quality corporate and currency-hedged global fixed income instruments with an average maturity of five years or less. The Portfolio hedges substantially all of the currency risk of its non-U.S. dollar-denominated securities. Eligible countries for the Portfolio to invest in include but are not limited to Australia, Canada, Denmark, certain EMU countries, Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on the Advisor's expectations for term premiums. The average maturity of the Portfolio increased to 4.17 years on October 31, 2014, from 4.08 years on October 31, 2013.

   For the 12 months ended October 31, 2014, total returns were 1.90% for the Portfolio and 1.55% for the Citigroup World Government Bond Index, 1-5 Years, Currency-Hedged in U.S. Dollar Terms. The Portfolio had an average allocation during the period of approximately 78% of assets in U.S. dollar-denominated securities and the majority of the remainder invested in currency-hedged UK pound sterling-denominated bonds. The Portfolio's larger exposure to U.S. dollar-denominated bonds contributed to the Portfolio's relative outperformance as compared to the Index. The Portfolio also benefitted from its lack of exposure to Japanese yen-denominated bonds, which represented almost 21% of the benchmark. The Portfolio had an average duration of 3.98 years on October 31, 2014, compared to 2.71 years for the Index. The time of valuation of currency exchange rates can create differences between the performance of the Portfolio and the Index.

DFA VA Global Moderate Allocation Portfolio

   The DFA VA Global Moderate Allocation Portfolio seeks capital appreciation and current income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. Under normal market circumstances, the portfolio seeks to achieve its investment objective through a moderate allocation to both global equity and global fixed income securities by allocating approximately 50% to 70% of its assets to domestic and international equity underlying funds and 30% to 50% of its assets to fixed income underlying funds. As of the date of this report, the Portfolio's investments in domestic equity funds include the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, VA U.S. Large Value Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investments in international equity funds include the International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, and VA International Value Portfolio (collectively, the "Equity Underlying Funds"); and the Portfolio's investments in fixed income funds include the DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, VA Global Bond Portfolio, and VA Short-Term Fixed Portfolio (collectively with the Equity Underlying Funds, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Equity and Fixed Income Underlying Funds collectively held approximately 12,000 equity securities in 44 countries and approximately 490 fixed income securities in 18 countries, excluding supranationals.

   For the 12 months ended October 31, 2014, total returns were 5.87% for the Portfolio and 5.41% for a hypothetical composite index composed of 65% MSCI All Country World Index (net dividends) and 35% Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities. The Portfolio's outperformance relative to the hypothetical composite index was primarily driven by outperformance in the Portfolio's equity component.

   The Portfolio's equity component, through the Equity Underlying Funds, had greater exposure to U.S. stocks, which was the primary contributor to the Portfolio's relative outperformance as the U.S. was among the best-performing world markets during the period. The Equity Underlying Funds had less exposure than the Index to emerging markets, which contributed to the Portfolio's relative performance as emerging markets generally underperformed during the period. The Equity Underlying Funds had greater exposure to small cap stocks, which underperformed and detracted from the Portfolio's relative performance primarily in the U.S.

   The Portfolio's fixed income component outperformed the fixed income component of the index primarily due to the Fixed Income Underlying Funds' longer duration during a period of upwardly sloped yield curves. Outperformance within fixed income was partly offset by underperformance in unhedged currencies within the Selectively Hedged Global Fixed Income Portfolio.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           Six Months Ended October 31, 2014
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/14  10/31/14    Ratio*   Period*
                                     --------- --------- ---------- --------
   VA U.S. Targeted Value Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,020.10    0.37%    $1.88
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.34    0.37%    $1.89

   VA U.S. Large Value Portfolio
   -----------------------------
   Actual Fund Return............... $1,000.00 $1,048.20    0.27%    $1.39
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.84    0.27%    $1.38

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/14  10/31/14    Ratio*   Period*
                                               --------- --------- ---------- --------
VA International Value Portfolio
--------------------------------
Actual Fund Return............................ $1,000.00 $  938.10    0.45%    $2.20
Hypothetical 5% Annual Return................. $1,000.00 $1,022.94    0.45%    $2.29

VA International Small Portfolio
--------------------------------
Actual Fund Return............................ $1,000.00 $  924.20    0.59%    $2.86
Hypothetical 5% Annual Return................. $1,000.00 $1,022.23    0.59%    $3.01

VA Short-Term Fixed Portfolio
-----------------------------
Actual Fund Return............................ $1,000.00 $1,001.00    0.27%    $1.36
Hypothetical 5% Annual Return................. $1,000.00 $1,023.84    0.27%    $1.38

VA Global Bond Portfolio
------------------------
Actual Fund Return............................ $1,000.00 $1,013.00    0.24%    $1.22
Hypothetical 5% Annual Return................. $1,000.00 $1,024.00    0.24%    $1.22

DFA VA Global Moderate Allocation Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,013.40    0.40%    $2.03
Hypothetical 5% Annual Return................. $1,000.00 $1,023.19    0.40%    $2.04

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**DFA VA Global Moderate Allocation Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

                                                Affiliated Investment Company
                                                -----------------------------
   DFA VA Global Moderate Allocation Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS


                       VA U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  14.1%
              Consumer Staples.............................   3.2%
              Energy.......................................   9.2%
              Financials...................................  24.4%
              Health Care..................................   6.0%
              Industrials..................................  18.7%
              Information Technology.......................  14.4%
              Materials....................................   7.8%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.5%
              Utilities....................................   0.7%
                                                            -----
                                                            100.0%

                         VA U.S. Large Value Portfolio
              Consumer Discretionary.......................  12.5%
              Consumer Staples.............................   6.5%
              Energy.......................................  21.4%
              Financials...................................  19.9%
              Health Care..................................  10.8%
              Industrials..................................  11.5%
              Information Technology.......................   8.8%
              Materials....................................   3.8%
              Telecommunication Services...................   4.4%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                       VA International Value Portfolio
              Consumer Discretionary.......................  10.6%
              Consumer Staples.............................   4.4%
              Energy.......................................  13.8%
              Financials...................................  35.0%
              Health Care..................................   3.9%
              Industrials..................................   9.3%
              Information Technology.......................   2.8%
              Materials....................................  11.7%
              Other........................................    --
              Telecommunication Services...................   5.2%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       VA International Small Portfolio
              Consumer Discretionary.......................  19.6%
              Consumer Staples.............................   6.2%
              Energy.......................................   5.2%
              Financials...................................  13.7%
              Health Care..................................   6.7%
              Industrials..................................  25.1%
              Information Technology.......................   9.7%
              Materials....................................  10.0%
              Other........................................    --
              Telecommunication Services...................   1.6%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%



FIXED INCOME PORTFOLIOS

                         VA Short-Term Fixed Portfolio
              Corporate....................................  16.0%
              Government...................................  22.9%
              Foreign Corporate............................  30.1%
              Foreign Government...........................  23.5%
              Supranational................................   7.5%
                                                            -----
                                                            100.0%

                           VA Global Bond Portfolio
              Corporate....................................  27.3%
              Government...................................   4.7%
              Foreign Corporate............................  31.3%
              Foreign Government...........................  30.8%
              Supranational................................   5.9%
                                                            -----
                                                            100.0%

                       VA U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                Percentage
                                           Shares   Value+    of Net Assets**
                                           ------   ------    ---------------
   COMMON STOCKS -- (82.2%)
   Consumer Discretionary -- (11.6%)
   #   Darden Restaurants, Inc............ 13,046 $   675,522            0.3%
       DeVry Education Group, Inc......... 14,803     716,613            0.4%
       Dillard's, Inc. Class A............  7,314     773,529            0.4%
       Foot Locker, Inc................... 15,270     855,273            0.4%
       Graham Holdings Co. Class B........    910     713,076            0.4%
       Lear Corp..........................  9,741     901,042            0.4%
       PulteGroup, Inc.................... 45,811     879,113            0.4%
       Wendy's Co. (The).................. 87,792     704,092            0.3%
       Other Securities...................         22,103,678           10.7%
                                                  -----------           -----
   Total Consumer Discretionary...........         28,321,938           13.7%
                                                  -----------           -----
   Consumer Staples -- (2.7%)
   #   Ingredion, Inc.....................  9,293     717,884            0.4%
       Other Securities...................          5,771,983            2.7%
                                                  -----------           -----
   Total Consumer Staples.................          6,489,867            3.1%
                                                  -----------           -----
   Energy -- (7.5%)
       Nabors Industries, Ltd............. 43,157     770,353            0.4%
       Tesoro Corp........................ 10,013     715,028            0.4%
       Other Securities...................         16,941,376            8.1%
                                                  -----------           -----
   Total Energy...........................         18,426,757            8.9%
                                                  -----------           -----
   Financials -- (20.0%)
   *   Alleghany Corp.....................  1,924     854,795            0.4%
       American Financial Group, Inc...... 13,215     790,653            0.4%
       Assurant, Inc...................... 11,316     771,978            0.4%
   *   E*TRADE Financial Corp............. 42,087     938,540            0.5%
       Legg Mason, Inc.................... 18,412     957,424            0.5%
       NASDAQ OMX Group, Inc. (The)....... 24,288   1,050,699            0.5%
   #   New York Community Bancorp, Inc.... 58,201     928,306            0.5%
       PartnerRe, Ltd.....................  8,404     972,259            0.5%
       Protective Life Corp............... 11,192     779,859            0.4%
       Reinsurance Group of America, Inc..  8,697     732,722            0.4%
       WR Berkley Corp.................... 14,110     727,229            0.4%
       Zions Bancorporation............... 26,263     760,839            0.4%
       Other Securities...................         38,758,580           18.4%
                                                  -----------           -----
   Total Financials.......................         49,023,883           23.7%
                                                  -----------           -----
   Health Care -- (4.9%)
   *   Alere, Inc......................... 19,422     776,297            0.4%
   *   Community Health Systems, Inc...... 15,723     864,293            0.4%
   *   LifePoint Hospitals, Inc........... 10,900     763,000            0.4%
       Omnicare, Inc...................... 15,345   1,021,824            0.5%
       Other Securities...................          8,608,624            4.1%
                                                  -----------           -----
   Total Health Care......................         12,034,038            5.8%
                                                  -----------           -----
   Industrials -- (15.3%)
   #   ADT Corp. (The).................... 20,752     743,752            0.4%
       Alaska Air Group, Inc.............. 17,072     908,743            0.4%
       AMERCO.............................  5,363   1,454,017            0.7%
   *   Avis Budget Group, Inc............. 21,045   1,173,259            0.6%
       Curtiss-Wright Corp................ 10,861     751,690            0.4%
       GATX Corp.......................... 10,799     684,657            0.3%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
*     Kirby Corp.........................................     6,142 $    679,182            0.3%
*     Quanta Services, Inc...............................    26,816      913,889            0.4%
      Ryder System, Inc..................................     9,234      816,932            0.4%
#     Trinity Industries, Inc............................    22,210      793,119            0.4%
      Other Securities...................................             28,587,900           13.8%
                                                                    ------------          ------
Total Industrials........................................             37,507,140           18.1%
                                                                    ------------          ------
Information Technology -- (11.9%)
*     Arrow Electronics, Inc.............................    15,959      907,429            0.5%
      Avnet, Inc.........................................    19,698      851,938            0.4%
#*    First Solar, Inc...................................    13,757      810,287            0.4%
      Marvell Technology Group, Ltd......................    53,781      722,817            0.4%
*     TriQuint Semiconductor, Inc........................    38,852      840,369            0.4%
      Other Securities...................................             24,914,456           12.0%
                                                                    ------------          ------
Total Information Technology.............................             29,047,296           14.1%
                                                                    ------------          ------
Materials -- (6.4%)
      MeadWestvaco Corp..................................    21,544      951,598            0.5%
      Reliance Steel & Aluminum Co.......................    11,310      763,199            0.4%
      Rock-Tenn Co. Class A..............................    17,997      920,547            0.5%
      Steel Dynamics, Inc................................    31,853      732,938            0.4%
#     United States Steel Corp...........................    21,092      844,524            0.4%
      Other Securities...................................             11,473,109            5.4%
                                                                    ------------          ------
Total Materials..........................................             15,685,915            7.6%
                                                                    ------------          ------
Other -- (0.0%)
      Other Securities...................................                     --            0.0%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                 91,822            0.1%
                                                                    ------------          ------
Telecommunication Services -- (1.2%)
#     Frontier Communications Corp.......................   132,745      868,152            0.4%
      Windstream Holdings, Inc...........................    74,750      783,380            0.4%
      Other Securities...................................              1,310,548            0.6%
                                                                    ------------          ------
Total Telecommunication Services.........................              2,962,080            1.4%
                                                                    ------------          ------
Utilities -- (0.6%)
      UGI Corp...........................................    21,627      815,122            0.4%
      Other Securities...................................                606,516            0.3%
                                                                    ------------          ------
Total Utilities..........................................              1,421,638            0.7%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            201,012,374           97.2%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     20            0.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.077%. 1,009,555    1,009,555            0.5%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@  DFA Short Term Investment Fund..................... 3,688,197   42,672,441           20.6%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $204,860,327)..................................             $244,694,390          118.3%
                                                                    ============          ======

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                    ---------------------------------------------
                                      Level 1      Level 2   Level 3    Total
                                    ------------ ----------- ------- ------------
Common Stocks
 Consumer Discretionary............ $ 28,321,938          --   --    $ 28,321,938
 Consumer Staples..................    6,489,867          --   --       6,489,867
 Energy............................   18,426,757          --   --      18,426,757
 Financials........................   49,018,144 $     5,739   --      49,023,883
 Health Care.......................   12,034,038          --   --      12,034,038
 Industrials.......................   37,506,948         192   --      37,507,140
 Information Technology............   29,047,296          --   --      29,047,296
 Materials.........................   15,685,915          --   --      15,685,915
 Other.............................           --          --   --              --
 Real Estate Investment Trusts.....       91,822          --   --          91,822
 Telecommunication Services........    2,962,080          --   --       2,962,080
 Utilities.........................    1,421,638          --   --       1,421,638
Rights/Warrants                               --          20   --              20
Temporary Cash Investments.........    1,009,555          --   --       1,009,555
Securities Lending Collateral......           --  42,672,441   --      42,672,441
                                    ------------ -----------   --    ------------
TOTAL.............................. $202,015,998 $42,678,392   --    $244,694,390
                                    ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                         VA U.S. LARGE VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                 Percentage
                                           Shares    Value+    of Net Assets**
                                           ------    ------    ---------------
 COMMON STOCKS -- (89.8%)
 Consumer Discretionary -- (11.2%)
     Comcast Corp. Class A................ 139,605 $ 7,727,137            3.0%
 #   Comcast Corp. Special Class A........  35,244   1,943,354            0.8%
     General Motors Co....................  60,489   1,899,355            0.7%
     Time Warner Cable, Inc...............  25,682   3,780,647            1.5%
     Time Warner, Inc.....................  71,600   5,690,052            2.2%
     Other Securities.....................          11,154,554            4.2%
                                                   -----------           -----
 Total Consumer Discretionary.............          32,195,099           12.4%
                                                   -----------           -----
 Consumer Staples -- (5.8%)
     Archer-Daniels-Midland Co............  31,138   1,463,486            0.5%
     CVS Health Corp......................  95,713   8,213,133            3.2%
     Mondelez International, Inc. Class A.  76,848   2,709,660            1.0%
     Other Securities.....................           4,275,335            1.7%
                                                   -----------           -----
 Total Consumer Staples...................          16,661,614            6.4%
                                                   -----------           -----
 Energy -- (19.2%)
     Anadarko Petroleum Corp..............  36,543   3,353,917            1.3%
 #   Apache Corp..........................  26,682   2,059,850            0.8%
     Baker Hughes, Inc....................  27,445   1,453,487            0.6%
     Chevron Corp.........................  79,633   9,551,978            3.7%
     ConocoPhillips.......................  95,487   6,889,387            2.7%
     Devon Energy Corp....................  24,476   1,468,560            0.6%
     Exxon Mobil Corp.....................  63,374   6,128,900            2.4%
     Hess Corp............................  24,374   2,067,159            0.8%
     Marathon Oil Corp....................  51,214   1,812,976            0.7%
     Marathon Petroleum Corp..............  23,311   2,118,970            0.8%
     National Oilwell Varco, Inc..........  22,622   1,643,262            0.6%
     Occidental Petroleum Corp............  39,934   3,551,331            1.4%
     Phillips 66..........................  34,593   2,715,550            1.0%
     Valero Energy Corp...................  39,957   2,001,446            0.8%
     Other Securities.....................           8,346,199            3.1%
                                                   -----------           -----
 Total Energy.............................          55,162,972           21.3%
                                                   -----------           -----
 Financials -- (17.9%)
     American International Group, Inc....  26,731   1,431,980            0.6%
     Bank of America Corp................. 227,830   3,909,563            1.5%
     Bank of New York Mellon Corp. (The)..  35,274   1,365,809            0.5%
     Capital One Financial Corp...........  31,585   2,614,290            1.0%
     Citigroup, Inc.......................  65,200   3,490,156            1.4%
     Goldman Sachs Group, Inc. (The)......  12,495   2,373,925            0.9%
     JPMorgan Chase & Co.................. 147,929   8,946,746            3.5%
     Wells Fargo & Co.....................  54,869   2,912,995            1.1%
     Other Securities.....................          24,277,509            9.3%
                                                   -----------           -----
 Total Financials.........................          51,322,973           19.8%
                                                   -----------           -----
 Health Care -- (9.7%)
     Aetna, Inc...........................  29,702   2,450,712            0.9%
 *   Express Scripts Holding Co...........  45,358   3,484,402            1.3%
     Humana, Inc..........................  11,026   1,530,960            0.6%
     Pfizer, Inc.......................... 315,767   9,457,222            3.7%
     Thermo Fisher Scientific, Inc........  23,750   2,792,287            1.1%
     WellPoint, Inc.......................  19,421   2,460,446            1.0%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Health Care -- (Continued)
      Other Securities...................................           $  5,710,573            2.2%
                                                                    ------------          ------
Total Health Care........................................             27,886,602           10.8%
                                                                    ------------          ------
Industrials -- (10.4%)
      CSX Corp...........................................    81,927    2,919,059            1.1%
      FedEx Corp.........................................    10,397    1,740,458            0.7%
      General Electric Co................................   299,090    7,719,513            3.0%
      Norfolk Southern Corp..............................    23,455    2,595,061            1.0%
      Northrop Grumman Corp..............................    14,791    2,040,566            0.8%
      Southwest Airlines Co..............................    56,310    1,941,569            0.7%
      Other Securities...................................             10,692,481            4.2%
                                                                    ------------          ------
Total Industrials........................................             29,648,707           11.5%
                                                                    ------------          ------
Information Technology -- (7.9%)
      Cisco Systems, Inc.................................   119,376    2,921,131            1.1%
      Hewlett-Packard Co.................................   134,639    4,830,847            1.9%
#     Intel Corp.........................................   123,454    4,198,671            1.6%
#*    Micron Technology, Inc.............................    66,760    2,209,088            0.9%
      Other Securities...................................              8,521,889            3.3%
                                                                    ------------          ------
Total Information Technology.............................             22,681,626            8.8%
                                                                    ------------          ------
Materials -- (3.4%)
      Alcoa, Inc.........................................    86,347    1,447,176            0.6%
      Freeport-McMoRan, Inc..............................    63,336    1,805,076            0.7%
      Other Securities...................................              6,457,834            2.5%
                                                                    ------------          ------
Total Materials..........................................              9,710,086            3.8%
                                                                    ------------          ------
Telecommunication Services -- (4.0%)
#     AT&T, Inc..........................................   254,470    8,865,735            3.4%
      CenturyLink, Inc...................................    38,023    1,577,194            0.6%
      Other Securities...................................                936,465            0.4%
                                                                    ------------          ------
Total Telecommunication Services.........................             11,379,394            4.4%
                                                                    ------------          ------
Utilities -- (0.3%)
      Other Securities...................................                860,326            0.3%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            257,509,399           99.5%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional Liquid Reserves, 0.077%  2,220,660    2,220,660            0.9%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund..................... 2,342,269   27,100,052           10.5%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $211,883,174)..................................             $286,830,111          110.9%
                                                                    ============          ======

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                    ---------------------------------------------
                                      Level 1      Level 2   Level 3    Total
                                    ------------ ----------- ------- ------------
Common Stocks
 Consumer Discretionary............ $ 32,195,099          --   --    $ 32,195,099
 Consumer Staples..................   16,661,614          --   --      16,661,614
 Energy............................   55,162,972          --   --      55,162,972
 Financials........................   51,322,973          --   --      51,322,973
 Health Care.......................   27,886,602          --   --      27,886,602
 Industrials.......................   29,648,707          --   --      29,648,707
 Information Technology............   22,681,626          --   --      22,681,626
 Materials.........................    9,710,086          --   --       9,710,086
 Telecommunication Services........   11,379,394          --   --      11,379,394
 Utilities.........................      860,326          --   --         860,326
Temporary Cash Investments.........    2,220,660          --   --       2,220,660
Securities Lending Collateral......           -- $27,100,052   --      27,100,052
                                    ------------ -----------   --    ------------
TOTAL.............................. $259,730,059 $27,100,052   --    $286,830,111
                                    ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                        Percentage
                                                   Shares   Value++   of Net Assets**
                                                   ------   -------   ---------------
COMMON STOCKS -- (95.1%)
AUSTRALIA -- (6.0%)
    Macquarie Group, Ltd.......................... 21,967 $ 1,187,176            0.7%
    National Australia Bank, Ltd.................. 34,685   1,073,007            0.7%
    Santos, Ltd................................... 77,215     884,826            0.5%
    Wesfarmers, Ltd............................... 41,405   1,611,399            1.0%
    Other Securities..............................          5,502,053            3.3%
                                                          -----------            ----
TOTAL AUSTRALIA...................................         10,258,461            6.2%
                                                          -----------            ----

AUSTRIA -- (0.2%)
    Other Securities..............................            325,609            0.2%
                                                          -----------            ----

BELGIUM -- (1.7%)
    Other Securities..............................          2,955,893            1.8%
                                                          -----------            ----

CANADA -- (7.9%)
    Canadian Natural Resources, Ltd............... 42,970   1,498,794            0.9%
    Manulife Financial Corp....................... 41,820     793,691            0.5%
    Suncor Energy, Inc............................ 51,054   1,812,857            1.1%
    Other Securities..............................          9,460,226            5.7%
                                                          -----------            ----
TOTAL CANADA......................................         13,565,568            8.2%
                                                          -----------            ----

CHINA -- (0.0%)
    Other Securities..............................                459            0.0%
                                                          -----------            ----

DENMARK -- (1.4%)
    Other Securities..............................          2,443,511            1.5%
                                                          -----------            ----

FINLAND -- (0.9%)
    Fortum Oyj.................................... 34,596     802,343            0.5%
    Other Securities..............................            797,878            0.5%
                                                          -----------            ----
TOTAL FINLAND.....................................          1,600,221            1.0%
                                                          -----------            ----

FRANCE -- (8.1%)
    AXA SA........................................ 65,314   1,508,657            0.9%
    BNP Paribas SA................................ 15,022     944,013            0.6%
    Cie de St-Gobain.............................. 23,655   1,016,807            0.6%
    GDF Suez...................................... 59,003   1,432,588            0.9%
    Orange SA..................................... 76,407   1,216,428            0.7%
    Renault SA.................................... 14,931   1,110,661            0.7%
    Societe Generale SA........................... 21,148   1,019,144            0.6%
    Vivendi SA.................................... 53,030   1,295,497            0.8%
    Other Securities..............................          4,375,705            2.6%
                                                          -----------            ----
TOTAL FRANCE......................................         13,919,500            8.4%
                                                          -----------            ----

GERMANY -- (7.2%)
    Allianz SE.................................... 13,227   2,103,386            1.3%
    Bayerische Motoren Werke AG................... 14,219   1,524,813            0.9%
    Daimler AG.................................... 40,269   3,139,733            1.9%
    Muenchener Rueckversicherungs-Gesellschaft AG.  4,053     797,986            0.5%
    Other Securities..............................          4,804,658            2.9%
                                                          -----------            ----
TOTAL GERMANY.....................................         12,370,576            7.5%
                                                          -----------            ----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 HONG KONG -- (2.5%)
     Hutchison Whampoa, Ltd................  78,000 $   991,096            0.6%
     Other Securities......................           3,297,338            2.0%
                                                    -----------           -----
 TOTAL HONG KONG...........................           4,288,434            2.6%
                                                    -----------           -----

 IRELAND -- (0.2%)
     Other Securities......................             408,680            0.3%
                                                    -----------           -----

 ISRAEL -- (0.6%)
     Other Securities......................           1,043,712            0.6%
                                                    -----------           -----

 ITALY -- (1.8%)
     UniCredit SpA......................... 140,141   1,015,002            0.6%
     Other Securities......................           2,019,817            1.2%
                                                    -----------           -----
 TOTAL ITALY...............................           3,034,819            1.8%
                                                    -----------           -----

 JAPAN -- (20.4%)
     Honda Motor Co., Ltd..................  61,400   1,962,911            1.2%
     Mitsubishi UFJ Financial Group, Inc... 412,000   2,401,636            1.5%
     Mizuho Financial Group, Inc........... 938,600   1,710,425            1.0%
     Nippon Steel & Sumitomo Metal Corp.... 322,185     850,196            0.5%
     Nissan Motor Co., Ltd................. 102,200     932,238            0.6%
     NTT DOCOMO, Inc.......................  58,700     990,027            0.6%
     Sumitomo Mitsui Financial Group, Inc..  50,800   2,071,772            1.3%
     Other Securities......................          24,223,699           14.6%
                                                    -----------           -----
 TOTAL JAPAN...............................          35,142,904           21.3%
                                                    -----------           -----

 NETHERLANDS -- (3.0%)
 *   ING Groep NV.......................... 109,394   1,566,562            0.9%
     Koninklijke DSM NV....................  12,633     791,558            0.5%
     Other Securities......................           2,808,903            1.7%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           5,167,023            3.1%
                                                    -----------           -----

 NEW ZEALAND -- (0.1%)
     Other Securities......................             182,792            0.1%
                                                    -----------           -----

 NORWAY -- (0.9%)
     Other Securities......................           1,582,070            1.0%
                                                    -----------           -----

 PORTUGAL -- (0.1%)
     Other Securities......................             143,153            0.1%
                                                    -----------           -----

 SINGAPORE -- (1.2%)
     Other Securities......................           2,105,233            1.3%
                                                    -----------           -----

 SPAIN -- (2.3%)
     Iberdrola SA.......................... 200,037   1,416,046            0.9%
     Other Securities......................           2,544,969            1.5%
                                                    -----------           -----
 TOTAL SPAIN...............................           3,961,015            2.4%
                                                    -----------           -----

 SWEDEN -- (3.0%)
     Svenska Cellulosa AB Class B..........  35,492     795,251            0.5%
     Other Securities......................           4,358,784            2.6%
                                                    -----------           -----
 TOTAL SWEDEN..............................           5,154,035            3.1%
                                                    -----------           -----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                      Percentage
                                               Shares    Value++    of Net Assets**
                                               ------    -------    ---------------
SWITZERLAND -- (9.5%)
      ABB, Ltd................................  59,532 $  1,306,053            0.8%
      Holcim, Ltd.............................  13,089      928,985            0.6%
      Novartis AG.............................  38,719    3,593,234            2.2%
      Novartis AG ADR.........................  10,786      999,754            0.6%
      Swiss Re AG.............................  24,507    1,981,656            1.2%
      UBS AG..................................  63,790    1,109,189            0.7%
      Zurich Insurance Group AG...............   6,258    1,893,849            1.1%
      Other Securities........................            4,587,051            2.7%
                                                       ------------          ------
TOTAL SWITZERLAND.............................           16,399,771            9.9%
                                                       ------------          ------

UNITED KINGDOM -- (16.1%)
      Anglo American P.L.C....................  58,027    1,225,156            0.7%
#     Barclays P.L.C. Sponsored ADR........... 116,946    1,800,969            1.1%
      BP P.L.C. Sponsored ADR................. 141,449    6,147,374            3.7%
      HSBC Holdings P.L.C. Sponsored ADR......  76,492    3,902,622            2.4%
*     Lloyds Banking Group P.L.C. ADR......... 176,409      867,932            0.5%
#     Royal Dutch Shell P.L.C. ADR(780259107).  38,739    2,892,641            1.8%
      Royal Dutch Shell P.L.C. ADR(780259206).  50,190    3,603,140            2.2%
      Standard Chartered P.L.C................  70,286    1,057,991            0.6%
      Vodafone Group P.L.C.................... 610,801    2,031,190            1.2%
      Vodafone Group P.L.C. Sponsored ADR.....  25,108      834,082            0.5%
      Other Securities........................            3,294,368            2.1%
                                                       ------------          ------
TOTAL UNITED KINGDOM..........................           27,657,465           16.8%
                                                       ------------          ------
TOTAL COMMON STOCKS...........................          163,710,904           99.2%
                                                       ------------          ------

PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
      Other Securities........................               32,681            0.0%
                                                       ------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities........................                9,646            0.0%
                                                       ------------          ------

                                                         Value+
                                                 -       ------            -
SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund.......... 723,769    8,374,012            5.1%
                                                       ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $171,077,829).......................           $172,127,243          104.3%
                                                       ============          ======

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                    ---------------------------------------------
                                      Level 1     Level 2    Level 3    Total
                                    ----------- ------------ ------- ------------
Common Stocks
 Australia......................... $   192,172 $ 10,066,289   --    $ 10,258,461
 Austria...........................          --      325,609   --         325,609
 Belgium...........................          --    2,955,893   --       2,955,893
 Canada............................  13,565,568           --   --      13,565,568
 China.............................          --          459   --             459
 Denmark...........................          --    2,443,511   --       2,443,511
 Finland...........................          --    1,600,221   --       1,600,221
 France............................         457   13,919,043   --      13,919,500
 Germany...........................     681,264   11,689,312   --      12,370,576
 Hong Kong.........................          --    4,288,434   --       4,288,434
 Ireland...........................     174,285      234,395   --         408,680
 Israel............................     241,070      802,642   --       1,043,712
 Italy.............................     280,240    2,754,579   --       3,034,819
 Japan.............................     576,762   34,566,142   --      35,142,904
 Netherlands.......................     763,871    4,403,152   --       5,167,023
 New Zealand.......................          --      182,792   --         182,792
 Norway............................     100,855    1,481,215   --       1,582,070
 Portugal..........................          --      143,153   --         143,153
 Singapore.........................          --    2,105,233   --       2,105,233
 Spain.............................          --    3,961,015   --       3,961,015
 Sweden............................     364,826    4,789,209   --       5,154,035
 Switzerland.......................   1,256,822   15,142,949   --      16,399,771
 United Kingdom....................  20,400,280    7,257,185   --      27,657,465
Preferred Stocks
 Germany...........................          --       32,681   --          32,681
Rights/Warrants
 Spain.............................          --        9,646   --           9,646
Securities Lending Collateral......          --    8,374,012   --       8,374,012
                                    ----------- ------------   --    ------------
TOTAL.............................. $38,598,472 $133,528,771   --    $172,127,243
                                    =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL SMALL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 COMMON STOCKS -- (88.1%)
 AUSTRALIA -- (5.4%)
     Other Securities......................         $ 8,263,202            6.1%
                                                    -----------            ----

 AUSTRIA -- (0.7%)
     Other Securities......................           1,100,049            0.8%
                                                    -----------            ----

 BELGIUM -- (1.2%)
     Ackermans & van Haaren NV.............   2,145     267,497            0.2%
     Other Securities......................           1,543,606            1.1%
                                                    -----------            ----
 TOTAL BELGIUM.............................           1,811,103            1.3%
                                                    -----------            ----

 CANADA -- (8.6%)
     Other Securities......................          13,194,904            9.7%
                                                    -----------            ----

 CHINA -- (0.0%)
     Other Securities......................              27,111            0.0%
                                                    -----------            ----

 DENMARK -- (1.4%)
     Other Securities......................           2,187,379            1.6%
                                                    -----------            ----

 FINLAND -- (2.2%)
     Huhtamaki Oyj.........................   9,505     241,191            0.2%
     Other Securities......................           3,042,600            2.2%
                                                    -----------            ----
 TOTAL FINLAND.............................           3,283,791            2.4%
                                                    -----------            ----

 FRANCE -- (3.4%)
 #   Ingenico..............................   2,397     238,797            0.2%
     Neopost SA............................   3,793     263,233            0.2%
     Teleperformance.......................   4,525     285,141            0.2%
     Other Securities......................           4,467,466            3.3%
                                                    -----------            ----
 TOTAL FRANCE..............................           5,254,637            3.9%
                                                    -----------            ----

 GERMANY -- (4.4%)
     Deutsche Wohnen AG....................  19,652     443,573            0.3%
     Freenet AG............................   9,694     254,348            0.2%
     Rhoen Klinikum AG.....................   8,742     260,293            0.2%
     Other Securities......................           5,778,503            4.3%
                                                    -----------            ----
 TOTAL GERMANY.............................           6,736,717            5.0%
                                                    -----------            ----

 GREECE -- (0.0%)
     Other Securities......................                  --            0.0%
                                                    -----------            ----

 HONG KONG -- (2.7%)
     Other Securities......................           4,186,459            3.1%
                                                    -----------            ----

 IRELAND -- (0.5%)
     Other Securities......................             702,760            0.5%
                                                    -----------            ----

 ISRAEL -- (0.6%)
     Other Securities......................             916,906            0.7%
                                                    -----------            ----

 ITALY -- (3.1%)
 *   Banca Popolare dell'Emilia Romagna SC.  32,280     246,318            0.2%
 *   Banca Popolare di Milano Scarl........ 327,016     246,480            0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                Percentage
                                          Shares    Value++   of Net Assets**
                                          ------    -------   ---------------
   ITALY -- (Continued)
   *   Finmeccanica SpA..................  29,283 $   264,613            0.2%
       Other Securities..................           3,895,803            2.8%
                                                  -----------           -----
   TOTAL ITALY...........................           4,653,214            3.4%
                                                  -----------           -----

   JAPAN -- (19.7%)
       Other Securities..................          30,109,931           22.2%
                                                  -----------           -----

   NETHERLANDS -- (2.0%)
       Delta Lloyd NV....................  15,787     359,837            0.3%
       Nutreco NV........................   8,732     437,363            0.3%
       Other Securities..................           2,246,749            1.7%
                                                  -----------           -----
   TOTAL NETHERLANDS.....................           3,043,949            2.3%
                                                  -----------           -----

   NEW ZEALAND -- (0.9%)
       Other Securities..................           1,409,834            1.1%
                                                  -----------           -----

   NORWAY -- (0.9%)
       Other Securities..................           1,391,586            1.0%
                                                  -----------           -----

   PORTUGAL -- (0.4%)
       Other Securities..................             580,896            0.4%
                                                  -----------           -----

   SINGAPORE -- (1.1%)
       Other Securities..................           1,726,935            1.3%
                                                  -----------           -----

   SPAIN -- (2.0%)
   *   Jazztel P.L.C.....................  16,693     266,881            0.2%
       Viscofan SA.......................   4,280     251,666            0.2%
       Other Securities..................           2,467,147            1.8%
                                                  -----------           -----
   TOTAL SPAIN...........................           2,985,694            2.2%
                                                  -----------           -----

   SWEDEN -- (3.0%)
       Other Securities..................           4,628,821            3.4%
                                                  -----------           -----

   SWITZERLAND -- (4.0%)
       Helvetia Holding AG...............     531     252,499            0.2%
       Lonza Group AG....................   3,419     376,728            0.3%
       Other Securities..................           5,473,117            4.0%
                                                  -----------           -----
   TOTAL SWITZERLAND.....................           6,102,344            4.5%
                                                  -----------           -----

   UNITED KINGDOM -- (19.8%)
       Barratt Developments P.L.C........  88,920     597,754            0.4%
       Bellway P.L.C.....................  17,047     478,187            0.4%
       Bovis Homes Group P.L.C...........  17,954     242,474            0.2%
   *   BTG P.L.C.........................  30,003     362,669            0.3%
       Carillion P.L.C...................  57,626     307,009            0.2%
       Close Brothers Group P.L.C........  19,334     453,713            0.3%
       Cobham P.L.C......................  50,230     234,307            0.2%
       Croda International P.L.C.........   9,510     349,648            0.3%
       CSR P.L.C.........................  17,258     231,934            0.2%
       Daily Mail & General Trust P.L.C..  32,313     408,872            0.3%
       DCC P.L.C.........................  11,613     650,801            0.5%
       Dixons Carphone P.L.C.............  65,203     414,026            0.3%
       Drax Group P.L.C..................  25,834     245,810            0.2%
       DS Smith P.L.C.................... 125,546     533,226            0.4%
       Elementis P.L.C...................  58,514     247,815            0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------
UNITED KINGDOM -- (Continued)
*     Firstgroup P.L.C....................   149,510 $    269,435            0.2%
      Halma P.L.C.........................    48,321      482,143            0.4%
      Hays P.L.C..........................   186,634      368,602            0.3%
      Hikma Pharmaceuticals P.L.C.........     7,919      240,187            0.2%
      Howden Joinery Group P.L.C..........    85,285      467,927            0.3%
      Inchcape P.L.C......................    24,576      273,784            0.2%
      Informa P.L.C.......................    33,824      260,761            0.2%
      Jardine Lloyd Thompson Group P.L.C..    15,320      233,587            0.2%
      Pennon Group P.L.C..................    21,626      288,584            0.2%
      Persimmon P.L.C.....................    18,429      432,808            0.3%
      Rotork P.L.C........................     8,730      357,855            0.3%
      Serco Group P.L.C...................    74,593      355,957            0.3%
      Spectris P.L.C......................    16,613      479,847            0.4%
      Spirax-Sarco Engineering P.L.C......     6,360      290,628            0.2%
      Taylor Wimpey P.L.C.................   167,273      317,745            0.2%
      Ultra Electronics Holdings P.L.C....     9,476      264,999            0.2%
      Victrex P.L.C.......................     9,223      250,532            0.2%
      WS Atkins P.L.C.....................    12,225      265,784            0.2%
      Other Securities....................             18,528,410           13.4%
                                                     ------------          ------
TOTAL UNITED KINGDOM......................             30,187,820           22.3%
                                                     ------------          ------

UNITED STATES -- (0.1%)
      Other Securities....................                 86,397            0.1%
                                                     ------------          ------
TOTAL COMMON STOCKS.......................            134,572,439           99.3%
                                                     ------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
      Other Securities....................                     --            0.0%
                                                     ------------          ------

GERMANY -- (0.0%)
      Other Securities....................                  7,362            0.0%
                                                     ------------          ------

HONG KONG -- (0.0%)
      Other Securities....................                  1,122            0.0%
                                                     ------------          ------

ITALY -- (0.0%)
      Other Securities....................                  2,857            0.0%
                                                     ------------          ------

PORTUGAL -- (0.0%)
      Other Securities....................                     --            0.0%
                                                     ------------          ------

SPAIN -- (0.0%)
      Other Securities....................                  2,265            0.0%
                                                     ------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities....................                 11,550            0.0%
                                                     ------------          ------
TOTAL RIGHTS/WARRANTS.....................                 25,156            0.0%
                                                     ------------          ------

                                                       Value+
                                              -        ------
SECURITIES LENDING COLLATERAL -- (11.9%)
(S)@  DFA Short Term Investment Fund...... 1,568,150 $ 18,143,494           13.4%
                                                     ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $144,365,363)...................             $152,741,089          112.7%
                                                     ============          ======

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                    ---------------------------------------------
                                      Level 1     Level 2    Level 3    Total
                                    ----------- ------------ ------- ------------
Common Stocks
 Australia......................... $   113,942 $  8,149,260   --    $  8,263,202
 Austria...........................          --    1,100,049   --       1,100,049
 Belgium...........................          --    1,811,103   --       1,811,103
 Canada............................  13,194,794          110   --      13,194,904
 China.............................          --       27,111   --          27,111
 Denmark...........................          --    2,187,379   --       2,187,379
 Finland...........................          --    3,283,791   --       3,283,791
 France............................       1,406    5,253,231   --       5,254,637
 Germany...........................      12,083    6,724,634   --       6,736,717
 Greece............................          --           --   --              --
 Hong Kong.........................          --    4,186,459   --       4,186,459
 Ireland...........................          --      702,760   --         702,760
 Israel............................          --      916,906   --         916,906
 Italy.............................          --    4,653,214   --       4,653,214
 Japan.............................     220,879   29,889,052   --      30,109,931
 Netherlands.......................          --    3,043,949   --       3,043,949
 New Zealand.......................          --    1,409,834   --       1,409,834
 Norway............................          --    1,391,586   --       1,391,586
 Portugal..........................          --      580,896   --         580,896
 Singapore.........................          --    1,726,935   --       1,726,935
 Spain.............................          --    2,985,694   --       2,985,694
 Sweden............................          --    4,628,821   --       4,628,821
 Switzerland.......................          --    6,102,344   --       6,102,344
 United Kingdom....................      18,047   30,169,773   --      30,187,820
 United States.....................      86,397           --   --          86,397
Rights/Warrants
 Austria...........................          --           --   --              --
 Germany...........................          --        7,362   --           7,362
 Hong Kong.........................          --        1,122   --           1,122
 Italy.............................          --        2,857   --           2,857
 Portugal..........................          --           --   --              --
 Spain.............................          --        2,265   --           2,265
 United Kingdom....................      11,207          343   --          11,550
Securities Lending Collateral......          --   18,143,494   --      18,143,494
                                    ----------- ------------   --    ------------
TOTAL.............................. $13,658,755 $139,082,334   --    $152,741,089
                                    =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
AGENCY OBLIGATIONS -- (9.1%)
Federal Home Loan Bank
      0.375%, 08/28/15............................. $1,100 $ 1,101,888
      2.000%, 09/09/16.............................  3,000   3,077,562
      0.500%, 10/17/16.............................  1,000     997,251
Federal Home Loan Mortgage Corporation
      1.750%, 09/10/15.............................  3,100   3,141,645
      0.500%, 05/13/16.............................  1,000   1,001,547
      2.000%, 08/25/16.............................    700     718,042
      0.875%, 10/14/16.............................    800     805,161
Federal National Mortgage Association
      0.500%, 09/28/15.............................  1,500   1,504,794
      4.375%, 10/15/15.............................  2,500   2,599,097
      1.625%, 10/26/15.............................  1,500   1,520,417
      0.375%, 07/05/16.............................  1,500   1,497,135
                                                           -----------
TOTAL AGENCY OBLIGATIONS...........................         17,964,539
                                                           -----------

BONDS -- (62.4%)
3M Co.
      1.375%, 09/29/16.............................    500     507,203
African Development Bank
      2.500%, 03/15/16.............................    200     205,708
Agence Francaise de Developpement
      1.125%, 10/03/16.............................  1,000   1,007,668
ANZ New Zealand Int'l, Ltd.
      3.125%, 08/10/15.............................    900     917,300
Apple, Inc.
#     0.450%, 05/03/16.............................  2,200   2,198,981
Apple, Inc. Floating Rate Note
#(r)  0.282%, 05/03/16.............................  2,300   2,300,000
Australia & New Zealand Banking Group, Ltd.
      3.700%, 01/13/15.............................    650     654,116
#     0.900%, 02/12/16.............................    300     301,360
Bank Nederlandse Gemeenten NV
      3.125%, 01/12/15.............................  1,000   1,005,500
      2.500%, 01/11/16.............................  1,000   1,025,202
      1.125%, 09/12/16.............................    600     605,082
Bank of Montreal
      1.300%, 07/15/16.............................  2,500   2,524,745
Bank of Montreal Floating Rate Note
(r)   0.751%, 07/15/16.............................  3,000   3,016,929
Bank of Nova Scotia (The)
      1.375%, 07/15/16.............................  2,000   2,018,764
Bank of Nova Scotia (The) Floating Rate Note
(r)   0.751%, 07/15/16.............................  1,300   1,306,898
British Columbia, Province of Canada
      2.850%, 06/15/15.............................  3,000   3,048,750

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
Commonwealth Bank of Australia
     1.250%, 09/18/15............................. $1,000 $1,007,561
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     0.600%, 04/29/15.............................  1,000  1,000,497
     2.125%, 10/13/15.............................  1,000  1,016,082
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA Floating Rate Note
(r)  0.714%, 03/18/16.............................    500    502,265
Council Of Europe Development Bank
#    2.625%, 02/16/16.............................    500    514,589
     1.250%, 09/22/16.............................  1,000  1,011,668
DBS Bank, Ltd.
     2.375%, 09/14/15.............................  1,800  1,828,553
Development Bank of Japan, Inc.
     2.750%, 03/15/16.............................  1,000  1,031,173
     1.625%, 10/05/16.............................  1,000  1,018,300
European Bank for Reconstruction & Development
     1.625%, 09/03/15.............................  1,500  1,517,679
European Investment Bank
     4.875%, 02/16/16.............................  1,000  1,057,906
     2.250%, 03/15/16.............................  1,000  1,025,019
#    0.625%, 04/15/16.............................    500    501,436
#    0.500%, 08/15/16.............................  1,000    999,443
     5.125%, 09/13/16.............................  1,000  1,083,460
Export Development Canada
     2.250%, 05/28/15.............................  1,500  1,517,595
FMS Wertmanagement AoeR
     0.625%, 04/18/16.............................    500    501,041
General Electric Capital Corp.
#    2.250%, 11/09/15.............................    800    814,828
     1.000%, 01/08/16.............................  1,600  1,608,210
     1.500%, 07/12/16.............................  1,200  1,216,037
General Electric Co.
     0.850%, 10/09/15.............................  1,550  1,557,155
Hydro-Quebec
     2.000%, 06/30/16.............................  1,200  1,227,689
Inter-American Development Bank
     5.125%, 09/13/16.............................  2,000  2,164,992
International Bank for Reconstruction &
 Development
     2.125%, 03/15/16.............................  1,500  1,535,412
     0.625%, 10/14/16.............................    500    500,267
International Business Machines Corp. Floating
 Rate Note
(r)  0.302%, 02/05/16.............................  2,000  2,000,748
KFW
     2.625%, 02/16/16.............................    500    514,914
     2.000%, 06/01/16.............................  1,000  1,023,970
     0.500%, 07/15/16.............................  1,000    999,742
     1.250%, 10/05/16.............................  2,300  2,328,228

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
Kommunalbanken A.S.
     2.375%, 01/19/16............................. $2,750 $2,815,026
     0.875%, 10/03/16.............................  1,000  1,004,154
Landwirtschaftliche Rentenbank
     3.125%, 07/15/15.............................  1,500  1,530,438
Merck & Co., Inc. Floating Rate Note
(r)  0.421%, 05/18/16.............................  2,855  2,861,050
Municipality Finance P.L.C.
     1.250%, 09/12/16.............................    500    505,575
National Australia Bank, Ltd.
     2.000%, 03/09/15.............................    300    301,785
     2.750%, 09/28/15.............................  2,000  2,038,286
#    0.900%, 01/20/16.............................  1,500  1,505,025
#    1.300%, 07/25/16.............................    500    504,514
National Australia Bank, Ltd. Floating Rate Note
(r)  0.784%, 07/25/16.............................  1,000  1,005,892
Nederlandse Waterschapsbank NV
     0.750%, 03/29/16.............................    800    802,880
#    2.125%, 06/16/16.............................  2,500  2,562,607
Nordic Investment Bank
     2.500%, 07/15/15.............................  1,000  1,015,970
     0.500%, 04/14/16.............................  1,000  1,000,793
Novartis Capital Corp.
#    2.900%, 04/24/15.............................  1,000  1,012,106
NRW Bank
     1.250%, 05/15/15.............................  1,000  1,005,120
NRW Bank Floating Rate Note
(r)  0.554%, 12/01/14.............................  1,000  1,000,290
Oesterreichische Kontrollbank AG
     4.875%, 02/16/16.............................  1,000  1,056,171
Ontario, Province of Canada
#    2.300%, 05/10/16.............................  2,300  2,359,365
     1.000%, 07/22/16.............................  1,100  1,105,037
     1.600%, 09/21/16.............................  1,900  1,930,586
Quebec, Province of Canada
     4.600%, 05/26/15.............................  1,000  1,024,284
Royal Bank of Canada
     0.800%, 10/30/15.............................    500    502,041
     2.625%, 12/15/15.............................    500    511,469
#    0.850%, 03/08/16.............................  1,500  1,502,707
#    2.875%, 04/19/16.............................  2,000  2,063,440
Royal Bank of Canada Floating Rate Note
(r)  0.692%, 09/09/16.............................    750    753,601
Svensk Exportkredit AB
     0.625%, 09/04/15.............................  2,500  2,507,337
     0.625%, 05/31/16.............................  1,300  1,301,829
Svenska Handelsbanken AB
     3.125%, 07/12/16.............................    550    571,265
Svenska Handelsbanken AB Floating Rate Note
(r)  0.683%, 03/21/16.............................  3,000  3,012,546
(r)  0.703%, 09/23/16.............................    900    904,404
Toronto-Dominion Bank (The)
     2.500%, 07/14/16.............................    400    411,735
     1.500%, 09/09/16.............................  1,000  1,012,306
     2.375%, 10/19/16.............................    200    206,265

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
Toronto-Dominion Bank (The) Floating Rate Note
(r)   0.437%, 11/06/15............................. $1,874 $  1,876,063
#(r)  0.400%, 07/13/16.............................  2,000    1,999,992
Total Capital Canada, Ltd. Floating Rate Note
(r)   0.611%, 01/15/16.............................  4,640    4,657,219
Total Capital SA
      3.000%, 06/24/15.............................    700      712,299
Toyota Motor Credit Corp.
      1.250%, 11/17/14.............................    805      805,241
#     1.000%, 02/17/15.............................  1,500    1,503,135
      2.800%, 01/11/16.............................    500      513,302
Toyota Motor Credit Corp. Floating Rate Note
(r)   0.404%, 12/05/14.............................    400      400,086
(r)   0.333%, 09/23/16.............................  2,000    1,997,744
US Bancorp
#     2.875%, 11/20/14.............................  2,000    2,002,252
Westpac Banking Corp.
      3.000%, 08/04/15.............................  1,486    1,515,142
      1.125%, 09/25/15.............................    474      477,008
      3.000%, 12/09/15.............................    500      513,118
      0.950%, 01/12/16.............................  2,135    2,150,641
                                                           ------------
TOTAL BONDS........................................         123,601,806
                                                           ------------

U.S. TREASURY OBLIGATIONS -- (10.8%)
U.S. Treasury Notes
      0.250%, 11/30/15.............................  1,700    1,701,460
      0.250%, 12/15/15.............................  1,700    1,701,328
      2.125%, 12/31/15.............................  3,000    3,066,564
      0.375%, 02/15/16.............................  1,000    1,002,031
      0.375%, 03/31/16.............................  2,800    2,803,282
      0.375%, 04/30/16.............................  1,000    1,000,859
      1.500%, 06/30/16.............................  4,000    4,072,812
      1.500%, 07/31/16.............................  2,000    2,037,500
      0.625%, 08/15/16.............................  1,500    1,505,157
      1.000%, 08/31/16.............................  1,600    1,615,875
      1.000%, 10/31/16.............................    800      807,625
                                                           ------------
TOTAL U.S. TREASURY OBLIGATIONS....................          21,314,493
                                                           ------------

COMMERCIAL PAPER -- (12.6%)
ABS Finance, Ltd.
##    0.180%, 12/05/14.............................    250      249,974
Australia & New Zealand Banking Group, Ltd.
      0.483%, 01/29/15.............................  1,500    1,501,148
Bank of Nova Scotia (The)
      0.460%, 01/12/16.............................  2,000    2,000,268
Banque et Caisse d'Epargne de l'Etat
      0.140%, 11/06/14.............................  1,000      999,990
Caisse des Depots et Consignations
##    0.130%, 12/17/14.............................    700      699,869
##    0.140%, 12/19/14.............................  2,000    1,999,605
      0.150%, 12/19/14.............................  1,000      999,803

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    0.716%, 05/06/16............................. $2,000 $ 1,992,272
CPPIB Capital, Inc.
##  0.170%, 11/05/14.............................    250     249,998
##  0.140%, 01/13/15.............................  2,500   2,499,132
Emerson Electric Corp.
##  0.110%, 01/22/15.............................  1,000     999,774
Nederlandse Waterschapsbank NV
##  0.150%, 02/02/15.............................  1,000     999,557
Nordea Bank Finland P.L.C.
    0.421%, 01/21/16.............................  2,500   2,499,840
    0.414%, 06/13/16.............................    800     799,742
Old Line Funding LLC
##  0.150%, 01/07/15.............................    800     799,751
Standard Chartered Bank
##  0.160%, 12/18/14.............................    860     859,853
##  0.170%, 01/20/15.............................  3,000   2,998,825
Svenska Handelsbanken AB
    0.519%, 01/16/15.............................  1,000   1,000,706
United Overseas Bank, Ltd.
##  0.160%, 01/05/15.............................    860     859,773
                                                         -----------
TOTAL COMMERCIAL PAPER...........................         25,009,880
                                                         -----------

                                                     Shares
                                                     ------      Value+
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves,
       0.077%...................................... 1,419,129 $  1,419,129
                                                              ------------

SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund...............   757,180    8,760,567
                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $198,002,978)..............................            $198,070,414
                                                              ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                    --------------------------------------------
                                     Level 1     Level 2    Level 3    Total
                                    ---------- ------------ ------- ------------
Agency Obligations.................         -- $ 17,964,539   --    $ 17,964,539
Bonds..............................         --  123,601,806   --     123,601,806
U.S. Treasury Obligations..........         --   21,314,493   --      21,314,493
Commercial Paper...................         --   25,009,880   --      25,009,880
Temporary Cash Investments......... $1,419,129           --   --       1,419,129
Securities Lending Collateral......         --    8,760,567   --       8,760,567
                                    ---------- ------------   --    ------------
TOTAL.............................. $1,419,129 $196,651,285   --    $198,070,414
                                    ========== ============   ==    ============


                See accompanying Notes to Financial Statements.

                           VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
BONDS -- (87.2%)
AUSTRALIA -- (9.0%)
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18.............................         900 $    888,946
    2.250%, 06/13/19.............................       3,938    3,944,206
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................         900      918,764
    2.250%, 03/13/19.............................       4,500    4,521,128
    2.300%, 09/06/19.............................         500      500,481
National Australia Bank, Ltd.
#   2.300%, 07/25/18.............................       4,000    4,073,240
    2.250%, 07/01/19.............................         500      500,077
Westpac Banking Corp.
#   2.250%, 01/17/19.............................       4,800    4,859,952
                                                              ------------
TOTAL AUSTRALIA..................................               20,206,794
                                                              ------------

AUSTRIA -- (2.3%)
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18.............................       1,000      993,070
    2.000%, 12/17/18............................. GBP     967    1,572,930
#   1.625%, 03/12/19.............................       2,500    2,496,125
                                                              ------------
TOTAL AUSTRIA....................................                5,062,125
                                                              ------------

CANADA -- (9.8%)
Canada Government International Bond
    1.625%, 02/27/19.............................       2,900    2,906,757
Export Development Canada
    1.875%, 12/17/18............................. GBP     500      812,568
Ontario, Province of Canada
    2.000%, 09/27/18.............................       1,300    1,318,944
    2.000%, 01/30/19.............................       4,450    4,497,214
Royal Bank of Canada
#   2.200%, 07/27/18.............................       5,000    5,075,615
    2.150%, 03/15/19.............................       1,000    1,005,866
Toronto-Dominion Bank (The)
    2.625%, 09/10/18.............................       2,500    2,561,418
    2.125%, 07/02/19.............................       3,000    2,988,918
Total Capital Canada, Ltd.
    1.450%, 01/15/18.............................         750      747,011
                                                              ------------
TOTAL CANADA.....................................               21,914,311
                                                              ------------

DENMARK -- (1.6%)
Kommunekredit
    1.125%, 03/15/18.............................       3,500    3,479,133
                                                              ------------

FINLAND -- (1.3%)
Finland Government International Bond
    1.625%, 10/01/18.............................       1,000    1,008,130

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
FINLAND -- (Continued)
Municipality Finance P.L.C.
    1.125%, 12/07/17............................. GBP     900 $ 1,430,372
    1.750%, 05/21/19.............................         500     500,571
                                                              -----------
TOTAL FINLAND....................................               2,939,073
                                                              -----------

FRANCE -- (3.1%)
Dexia Credit Local SA
    2.250%, 01/30/19.............................       2,000   2,031,392
Total Capital International SA
    1.550%, 06/28/17.............................         400     402,660
    2.125%, 01/10/19.............................       1,000   1,005,775
    2.100%, 06/19/19.............................       1,800   1,798,920
Total Capital SA
#   2.125%, 08/10/18.............................       1,300   1,320,591
    3.875%, 12/14/18............................. GBP     250     432,767
                                                              -----------
TOTAL FRANCE.....................................               6,992,105
                                                              -----------

GERMANY -- (1.0%)
FMS Wertmanagement AoeR
    1.875%, 12/07/18............................. GBP     400     648,173
KFW
    1.875%, 04/01/19.............................         500     505,660
NRW Bank
    1.875%, 07/01/19.............................       1,000     999,740
                                                              -----------
TOTAL GERMANY....................................               2,153,573
                                                              -----------

JAPAN -- (3.8%)
Japan Bank for International Cooperation
    1.750%, 07/31/18.............................       4,000   4,036,204
#   1.750%, 05/29/19.............................       1,730   1,729,343
Japan Finance Organization for Municipalities
    1.375%, 02/05/18.............................       1,000     997,590
    2.125%, 03/06/19.............................       1,700   1,719,669
                                                              -----------
TOTAL JAPAN......................................               8,482,806
                                                              -----------

NETHERLANDS -- (9.0%)
Bank Nederlandse Gemeenten NV
    1.875%, 12/07/18............................. GBP     850   1,373,560
    1.875%, 06/11/19.............................       4,200   4,219,862
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    2.250%, 01/14/19.............................       5,535   5,601,769
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19.............................       3,600   3,625,848
Shell International Finance BV
    1.900%, 08/10/18.............................       4,000   4,040,968
    2.000%, 11/15/18.............................       1,300   1,310,631
                                                              -----------
TOTAL NETHERLANDS................................              20,172,638
                                                              -----------

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
NORWAY -- (4.2%)
Kommunalbanken A.S.
    2.125%, 03/15/19.............................       2,200 $ 2,239,182
    1.750%, 05/28/19.............................       3,500   3,501,484
Statoil ASA
    1.150%, 05/15/18.............................       2,600   2,566,291
    1.950%, 11/08/18.............................       1,100   1,105,987
                                                              -----------
TOTAL NORWAY.....................................               9,412,944
                                                              -----------

SINGAPORE -- (2.6%)
Singapore Government Bond
    4.000%, 09/01/18............................. SGD   1,800   1,553,452
    2.500%, 06/01/19............................. SGD   5,165   4,233,840
                                                              -----------
TOTAL SINGAPORE..................................               5,787,292
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.4%)
Asian Development Bank
    1.875%, 04/12/19.............................       1,000   1,010,710
Council Of Europe Development Bank
    1.875%, 12/22/18............................. GBP     600     973,143
European Investment Bank
    1.625%, 12/18/18.............................       1,000   1,004,478
    1.500%, 02/01/19............................. GBP   1,900   3,026,331
    1.875%, 03/15/19.............................       1,600   1,618,320
International Bank for Reconstruction &
 Development
    1.875%, 03/15/19.............................       3,000   3,048,450
Nordic Investment Bank
    1.875%, 06/14/19.............................       1,300   1,313,253
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              11,994,685
                                                              -----------

SWEDEN -- (6.7%)
Nordea Bank AB
    2.375%, 04/04/19.............................       4,000   4,044,652
Svensk Exportkredit AB
    1.875%, 12/21/18............................. GBP     500     808,073
    1.875%, 06/17/19.............................       4,200   4,224,528
Svenska Handelsbanken AB
    4.000%, 01/18/19............................. GBP     137     236,415
    2.500%, 01/25/19.............................       3,000   3,069,657
#   2.250%, 06/17/19.............................       2,500   2,515,360
                                                              -----------
TOTAL SWEDEN.....................................              14,898,685
                                                              -----------
UNITED KINGDOM -- (2.4%)
United Kingdom Gilt
    1.250%, 07/22/18............................. GBP   3,200   5,111,671
    1.750%, 07/22/19............................. GBP     200     322,989
                                                              -----------
TOTAL UNITED KINGDOM.............................               5,434,660
                                                              -----------

                                                     Face
                                                    Amount^    Value+
                                                    -------    ------
                                                     (000)
UNITED STATES -- (25.0%)
3M Co.
    1.625%, 06/15/19.............................     1,350 $  1,339,073
Apple, Inc.
    1.000%, 05/03/18.............................     1,700    1,667,826
    2.100%, 05/06/19.............................     4,000    4,022,544
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................       900      900,462
#   2.100%, 08/14/19.............................     4,100    4,122,521
Chevron Corp.
    1.104%, 12/05/17.............................     2,800    2,781,069
    1.718%, 06/24/18.............................       173      174,608
Coca-Cola Co. (The)
    1.150%, 04/01/18.............................     1,500    1,484,736
    1.650%, 11/01/18.............................     3,000    3,002,469
Exxon Mobil Corp.
#   1.819%, 03/15/19.............................     3,300    3,312,243
General Electric Capital Corp.
    1.625%, 04/02/18.............................     1,000    1,000,537
    2.300%, 01/14/19.............................     4,700    4,779,421
International Business Machines Corp.
#   1.950%, 02/12/19.............................     5,200    5,198,118
Johnson & Johnson
    5.150%, 07/15/18.............................     1,930    2,178,603
    1.650%, 12/05/18.............................     1,600    1,607,192
Microsoft Corp.
#   1.625%, 12/06/18.............................     3,320    3,322,131
Pfizer, Inc.
    1.500%, 06/15/18.............................       500      498,624
    2.100%, 05/15/19.............................     5,250    5,276,323
Procter & Gamble Co. (The)
    1.900%, 11/01/19.............................       800      795,896
Toyota Motor Credit Corp.
    2.000%, 10/24/18.............................       500      504,607
#   2.100%, 01/17/19.............................     1,000    1,006,468
    2.125%, 07/18/19.............................     4,250    4,254,943
Wal-Mart Stores, Inc.
    1.950%, 12/15/18.............................     2,500    2,514,917
                                                            ------------
TOTAL UNITED STATES..............................             55,745,331
                                                            ------------
TOTAL BONDS......................................            194,676,155
                                                            ------------

AGENCY OBLIGATIONS -- (4.3%)
Federal Home Loan Mortgage Corporation
#   3.750%, 03/27/19.............................       700      762,772
    1.250%, 08/01/19.............................       500      489,385
Federal National Mortgage Association
#   1.625%, 11/27/18.............................     2,000    2,009,018
#   1.875%, 02/19/19.............................     1,800    1,823,292
#   1.750%, 06/20/19.............................     3,500    3,505,656
#   1.750%, 09/12/19.............................     1,000      999,398
                                                            ------------
TOTAL AGENCY OBLIGATIONS.........................              9,589,521
                                                            ------------

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                       Shares      Value+
                                                       ------      ------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@  DFA Short Term Investment Fund...............   1,636,892 $ 18,938,838
                                                                ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $222,574,291)..............................              $223,204,514
                                                                ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     -----------------------------------------
                                     Level 1   Level 2    Level 3    Total
                                     ------- ------------ ------- ------------
 Bonds
  Australia.........................   --    $ 20,206,794   --    $ 20,206,794
  Austria...........................   --       5,062,125   --       5,062,125
  Canada............................   --      21,914,311   --      21,914,311
  Denmark...........................   --       3,479,133   --       3,479,133
  Finland...........................   --       2,939,073   --       2,939,073
  France............................   --       6,992,105   --       6,992,105
  Germany...........................   --       2,153,573   --       2,153,573
  Japan.............................   --       8,482,806   --       8,482,806
  Netherlands.......................   --      20,172,638   --      20,172,638
  Norway............................   --       9,412,944   --       9,412,944
  Singapore.........................   --       5,787,292   --       5,787,292
  Supranational Organization
    Obligations.....................   --      11,994,685   --      11,994,685
  Sweden............................   --      14,898,685   --      14,898,685
  United Kingdom....................   --       5,434,660   --       5,434,660
  United States.....................   --      55,745,331   --      55,745,331
 Agency Obligations.................   --       9,589,521   --       9,589,521
 Securities Lending Collateral......   --      18,938,838   --      18,938,838
 Forward Currency Contracts**.......   --         113,192   --         113,192
                                       --    ------------   --    ------------
 TOTAL..............................   --    $223,317,706   --    $223,317,706
                                       ==    ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                        Shares     Value+
                                                                       --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................. 1,092,317 $18,940,780
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................................   844,692  10,263,008
Investment in VA Global Bond Portfolio of
  DFA Investment Dimensions Group Inc.................................   729,370   7,964,720
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.................................   795,602   7,956,022
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................................   380,469   6,738,110
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................................   179,825   3,610,886
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.................................   317,961   3,185,971
Investment in VA Short-Term Fixed Portfolio of
  DFA Investment Dimensions Group Inc.................................   311,739   3,185,971
Investment in VA U.S. Large Value Portfolio of
  DFA Investment Dimensions Group Inc.................................    55,797   1,309,564
Investment in VA International Value Portfolio of
  DFA Investment Dimensions Group Inc.................................    89,432   1,139,363
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................    20,954     675,566
                                                                                 -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $60,273,853)...............................................            64,969,961
                                                                                 -----------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.077%
  (Cost $31,999)......................................................    31,999      31,999
                                                                                 -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $60,305,852)...............................................           $65,001,960
                                                                                 ===========

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                      ---------------------------------------
                                        Level 1    Level 2 Level 3    Total
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $64,969,961    --      --    $64,969,961
  Temporary Cash Investments.........      31,999    --      --         31,999
                                      -----------    --      --    -----------
  TOTAL.............................. $65,001,960    --      --    $65,001,960
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                              VA U.S.
                                                                           Targeted Value  VA U.S. Large   VA International
                                                                             Portfolio*   Value Portfolio* Value Portfolio*
                                                                           -------------- ---------------- ----------------
ASSETS:
Investments at Value (including $43,463, $27,854 and $8,113 of securities
 on loan, respectively)...................................................  $    201,012    $    257,509     $    163,753
Temporary Cash Investments at Value & Cost................................         1,010           2,221               --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost..        42,672          27,100            8,374
Foreign Currencies at Value...............................................            --              --              230
Cash......................................................................           473              --              825
Receivables:
  Investment Securities Sold..............................................           230             106               24
  Dividends, Interest and Tax Reclaims....................................            78             298              411
  Securities Lending Income...............................................            13               4                6
  Fund Shares Sold........................................................         4,689             143              169
                                                                            ------------    ------------     ------------
     Total Assets.........................................................       250,177         287,381          173,792
                                                                            ------------    ------------     ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned........................................        42,672          27,100            8,374
  Investment Securities Purchased.........................................           665           1,489              363
  Fund Shares Redeemed....................................................             4              19                9
  Due to Advisor..........................................................            56              52               54
Unrealized Loss on Foreign Currency Contracts.............................            --              --                3
Accrued Expenses and Other Liabilities....................................            11              16               16
     Total Liabilities....................................................        43,408          28,676            8,819
                                                                            ------------    ------------     ------------
NET ASSETS................................................................  $    206,769    $    258,705     $    164,973
                                                                            ============    ============     ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...................................    10,723,123      11,021,755       12,952,927
                                                                            ============    ============     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE....................................................................  $      19.28    $      23.47     $      12.74
                                                                            ============    ============     ============
Investments at Cost.......................................................  $    161,178    $    182,562     $    162,704
                                                                            ============    ============     ============
Foreign Currencies at Cost................................................  $         --    $         --     $        233
                                                                            ============    ============     ============
NET ASSETS CONSIST OF:
Paid-In Capital...........................................................  $    155,984    $    176,005     $    161,296
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).......................................................         1,260           3,483            6,098
Accumulated Net Realized Gain (Loss)......................................         9,691           4,270           (3,458)
Net Unrealized Foreign Exchange Gain (Loss)...............................            --              --               (9)
Net Unrealized Appreciation (Depreciation)................................        39,834          74,947            1,046
NET ASSETS................................................................  $    206,769    $    258,705     $    164,973
                                                                            ============    ============     ============
(1) NUMBER OF SHARES AUTHORIZED...........................................   100,000,000     100,000,000      100,000,000
                                                                            ============    ============     ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                                                     DFA VA
                                                                                                                     Global
                                                                            VA         VA Short-                    Moderate
                                                                      International    Term Fixed    VA Global     Allocation
                                                                     Small Portfolio*  Portfolio   Bond Portfolio  Portfolio
                                                                     ---------------- ------------ -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............             --             --            --  $     64,970
Investments at Value (including $17,386, $8,576, $18,539 and
 $0 of securities on loan, respectively)............................   $    134,598   $    187,891  $    204,266            --
Temporary Cash Investments at Value & Cost..........................             --          1,419            --            32
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................         18,143          8,761        18,939            --
Foreign Currencies at Value.........................................            370             --             2            --
Cash................................................................            694            402         2,498            --
Receivables:
  Investment Securities Sold........................................             --             --         2,217            --
  Dividends, Interest and Tax Reclaims..............................            316            572         1,239            --
  Securities Lending Income.........................................             17              1             2            --
  Fund Shares Sold..................................................            274            125            54            --
Unrealized Gain on Forward Currency Contracts.......................             --             --           113            --
                                                                       ------------   ------------  ------------  ------------
     Total Assets...................................................        154,412        199,171       229,330        65,002
                                                                       ------------   ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................         18,143          8,761        18,939            --
  Investment Securities Purchased...................................            669            608         3,301            --
  Fund Shares Redeemed..............................................              5             32            17            --
  Due to Advisor....................................................             56             40            39             2
Unrealized Loss on Foreign Currency Contracts.......................             13             --            --            --
Accrued Expenses and Other Liabilities..............................             27             14            13             3
                                                                       ------------   ------------  ------------  ------------
     Total Liabilities..............................................         18,913          9,455        22,309             5
                                                                       ------------   ------------  ------------  ------------
NET ASSETS..........................................................   $    135,499   $    189,716  $    207,021  $     64,997
                                                                       ============   ============  ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................     11,450,640     18,571,327    18,950,849     5,715,263
                                                                       ============   ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE..........................................................   $      11.83   $      10.22  $      10.92  $      11.37
                                                                       ============   ============  ============  ============
Investments in Affiliated Investment Companies at Cost..............   $         --   $         --  $         --  $     60,274
                                                                       ------------   ------------  ------------  ------------
Investments at Cost.................................................   $    126,222   $    187,823  $    203,635  $         --
                                                                       ============   ============  ============  ============
Foreign Currencies at Cost..........................................   $        375   $         --  $          2  $         --
                                                                       ============   ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................   $    122,277   $    189,309  $    202,089  $     59,650
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          1,898            244         3,867           394
Accumulated Net Realized Gain (Loss)................................          2,959             95           330           257
Net Unrealized Foreign Exchange Gain (Loss).........................             (6)            --           104            --
Net Unrealized Appreciation (Depreciation)..........................          8,371             68           631         4,696
                                                                       ------------   ------------  ------------  ------------
NET ASSETS..........................................................   $    135,499   $    189,716  $    207,021  $     64,997
                                                                       ============   ============  ============  ============
(1) NUMBER OF SHARES AUTHORIZED.....................................    100,000,000    100,000,000   100,000,000   100,000,000
                                                                       ============   ============  ============  ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                               VA U.S.                     VA
                                                                              Targeted  VA U.S. Large International
                                                                                Value       Value         Value
                                                                              Portfolio   Portfolio     Portfolio
                                                                              --------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $1, $0 and $435, respectively).  $ 2,132     $ 4,554       $ 7,005
  Income from Securities Lending.............................................      116          44           178
                                                                               -------     -------       -------
     Total Investment Income.................................................    2,248       4,598         7,183
                                                                               -------     -------       -------
Expenses
  Investment Advisory Services Fees..........................................      606         580           622
  Accounting & Transfer Agent Fees...........................................       11          14            20
  Custodian Fees.............................................................       11           6            42
  Filing Fees................................................................        3           5             4
  Shareholders' Reports......................................................        3           5             3
  Directors'/Trustees' Fees & Expenses.......................................        1           2             1
  Professional Fees..........................................................        3           3            23
  Other......................................................................        7           3             4
                                                                               -------     -------       -------
     Total Expenses..........................................................      645         618           719
                                                                               -------     -------       -------
  Fees Paid Indirectly.......................................................       --          --            (1)
                                                                               -------     -------       -------
  Net Expenses...............................................................      645         618           718
                                                                               -------     -------       -------
  Net Investment Income (Loss)...............................................    1,603       3,980         6,465
                                                                               -------     -------       -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................................   14,257       4,386          (997)
    Foreign Currency Transactions............................................       --          --           (20)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............................      303      22,355        (8,345)
    Translation of Foreign Currency Denominated Amounts......................       --          --           (11)
                                                                               -------     -------       -------
  Net Realized and Unrealized Gain (Loss)....................................   14,560      26,741        (9,373)
                                                                               -------     -------       -------
Net Increase (Decrease) in Net Assets Resulting from Operations..............  $16,163     $30,721       $(2,908)
                                                                               =======     =======       =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                                             DFA VA
                                                                             VA                              Global
                                                                        International VA Short-  VA Global  Moderate
                                                                            Small     Term Fixed   Bond    Allocation
                                                                          Portfolio   Portfolio  Portfolio Portfolio
                                                                        ------------- ---------- --------- ----------
Investment Income
  Income Distributions Received from Affiliated Investment Companies...         --         --          --    $  726
                                                                           -------      -----     -------    ------
    Total Net Investment Income Received from Affiliated Investment
     Companies.........................................................         --         --          --       726
                                                                           -------      -----     -------    ------
  Dividends (Net of Foreign Taxes Withheld of $270, $0, $0 and $0,
   respectively).......................................................    $ 3,196         --          --        --
  Interest.............................................................         --      $ 753     $ 2,965        --
  Income from Securities Lending.......................................        243          9          15        --
                                                                           -------      -----     -------    ------
     Total Investment Income...........................................      3,439        762       2,980        --
                                                                           -------      -----     -------    ------
Expenses
  Investment Advisory Services Fees....................................        667        408         419       129
  Accounting & Transfer Agent Fees.....................................         18         10          11        21
  Custodian Fees.......................................................         85          5          10         1
  Filing Fees..........................................................          3          6           5         2
  Shareholders' Reports................................................          3          3           4         5
  Directors'/Trustees' Fees & Expenses.................................          1          1           1        --
  Professional Fees....................................................          3          3           3         6
  Organizational & Offering Costs......................................         --         --          --        41
  Other................................................................          6          2           2        --
                                                                           -------      -----     -------    ------
     Total Expenses....................................................        786        438         455       205
                                                                           -------      -----     -------    ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..................................         --         --          --      (134)
  Fees Paid Indirectly.................................................         (1)        --          (2)       --
                                                                           -------      -----     -------    ------
  Net Expenses.........................................................        785        438         453        71
                                                                           -------      -----     -------    ------
  Net Investment Income (Loss).........................................      2,654        324       2,527       655
                                                                           -------      -----     -------    ------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies...........................................................         --         --          --       297
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................      3,035        121       2,570       (12)
    Foreign Currency Transactions......................................        (46)        --        (533)       --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................     (7,114)      (108)     (1,044)    1,665
    Translation of Foreign Currency Denominated Amounts................         (7)        --          61        --
                                                                           -------      -----     -------    ------
  Net Realized and Unrealized Gain (Loss)..............................     (4,132)        13       1,054     1,950
                                                                           -------      -----     -------    ------
Net Increase (Decrease) in Net Assets Resulting from Operations........    $(1,478)     $ 337     $ 3,581    $2,605
                                                                           =======      =====     =======    ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         VA U.S. Targeted Value VA U.S. Large Value
                                                                              Portfolio              Portfolio
                                                                         ---------------------  ------------------
                                                                           Year        Year       Year      Year
                                                                          Ended       Ended      Ended     Ended
                                                                         Oct. 31,    Oct. 31,   Oct. 31,  Oct. 31,
                                                                           2014        2013       2014      2013
                                                                         --------    --------   --------  --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $  1,603    $  1,610   $  3,980  $  3,064
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................   14,257       8,116      4,386    19,286
    Futures.............................................................       --          14         --        --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................      303      34,514     22,355    30,264
                                                                          --------   --------   --------  --------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   16,163      44,254     30,721    52,614
                                                                          --------   --------   --------  --------
Distributions From:
  Net Investment Income.................................................   (1,253)     (1,513)    (2,914)   (2,749)
  Net Long-Term Gains...................................................       --          --    (16,668)       --
                                                                          --------   --------   --------  --------
     Total Distributions................................................   (1,253)     (1,513)   (19,582)   (2,749)
                                                                          --------   --------   --------  --------
Capital Share Transactions (1):
  Shares Issued.........................................................   76,532      41,539     63,502    40,912
  Shares Issued in Lieu of Cash Distributions...........................    1,253       1,513     19,582     2,749
  Shares Redeemed.......................................................  (47,247)    (27,317)   (35,641)  (44,449)
                                                                          --------   --------   --------  --------
     Net Increase (Decrease) from Capital Share Transactions............   30,538      15,735     47,443      (788)
                                                                          --------   --------   --------  --------
     Total Increase (Decrease) in Net Assets............................   45,448      58,476     58,582    49,077
Net Assets..............................................................
  Beginning of Year.....................................................  161,321     102,845    200,123   151,046
                                                                          --------   --------   --------  --------
  End of Year........................................................... $206,769    $161,321   $258,705  $200,123
                                                                          ========   ========   ========  ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................................................    4,019       2,689      2,807     2,039
  Shares Issued in Lieu of Cash Distributions...........................       70         119        933       162
  Shares Redeemed.......................................................   (2,514)     (1,836)    (1,579)   (2,278)
                                                                          --------   --------   --------  --------
     Net Increase (Decrease) from Shares Issued and Redeemed............    1,575         972      2,161       (77)
                                                                          ========   ========   ========  ========
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..................................................... $  1,260    $    826   $  3,483  $  2,417

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         VA International Value VA International Small
                                                                              Portfolio              Portfolio
                                                                         ---------------------  ---------------------
                                                                           Year        Year       Year        Year
                                                                          Ended       Ended      Ended       Ended
                                                                         Oct. 31,    Oct. 31,   Oct. 31,    Oct. 31,
                                                                           2014        2013       2014        2013
                                                                         --------    --------   --------    --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $  6,465    $  3,316   $  2,654    $  2,333
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................     (997)        839      3,035       3,779
    Foreign Currency Transactions.......................................      (20)        (28)       (46)        (33)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................   (8,345)     22,926     (7,114)     20,645
    Translation of Foreign Currency Denominated Amounts.................      (11)          5         (7)          4
                                                                          --------   --------    --------   --------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   (2,908)     27,058     (1,478)     26,728
                                                                          --------   --------    --------   --------
Distributions From:
  Net Investment Income.................................................   (3,420)     (3,195)    (2,639)     (2,169)
  Net Short-Term Gains..................................................       --          --       (812)         --
  Net Long-Term Gains...................................................       --          --     (2,793)     (1,449)
                                                                          --------   --------    --------   --------
     Total Distributions................................................   (3,420)     (3,195)    (6,244)     (3,618)
                                                                          --------   --------    --------   --------
Capital Share Transactions (1):
  Shares Issued.........................................................   50,408      31,167     40,146      33,809
  Shares Issued in Lieu of Cash Distributions...........................    3,420       3,195      6,244       3,618
  Shares Redeemed.......................................................  (20,435)    (19,474)   (23,096)    (27,214)
                                                                          --------   --------    --------   --------
     Net Increase (Decrease) from Capital Share Transactions............   33,393      14,888     23,294      10,213
                                                                          --------   --------    --------   --------
     Total Increase (Decrease) in Net Assets............................   27,065      38,751     15,572      33,323
Net Assets
  Beginning of Year.....................................................  137,908      99,157    119,927      86,604
                                                                          --------   --------    --------   --------
  End of Year........................................................... $164,973    $137,908   $135,499    $119,927
                                                                          ========   ========    ========   ========
(1) Shares Issued and Redeemed:
    Shares Issued.......................................................    3,789       2,635      3,200       3,051
    Shares Issued in Lieu of Cash Distributions.........................      271         295        528         364
    Shares Redeemed.....................................................   (1,542)     (1,660)    (1,836)     (2,495)
                                                                          --------   --------    --------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed............    2,518       1,270      1,892         920
                                                                          ========   ========    ========   ========
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..................................................... $  6,098    $  3,031   $  1,898    $  1,857

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                          VA Short-Term Fixed   VA Global Bond    DFA VA Global Moderate
                                                               Portfolio           Portfolio      Allocation Portfolio
                                                          ------------------  ------------------  ---------------------
                                                                                                               Period
                                                                                                              April 8,
                                                            Year      Year      Year      Year      Year      2013(a)
                                                           Ended     Ended     Ended     Ended     Ended         to
                                                          Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,
                                                            2014      2013       2014      2013     2014        2013
                                                          --------  --------  --------  --------  --------    --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........................... $    324  $    386  $  2,527  $  1,574  $   655     $   241
  Capital Gain Distributions Received from Affiliated
   Investment Companies..................................       --        --        --        --      297          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................      121       110     2,570     2,995      (12)        108
    Foreign Currency Transactions........................       --        --      (533)   (2,051)      --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........     (108)     (126)   (1,044)   (2,110)   1,665       3,031
    Translation of Foreign Currency Denominated
     Amounts.............................................       --        --        61       645       --          --
                                                          --------  --------  --------  --------  -------     -------
     Net Increase (Decrease) in Net Assets Resulting
      from Operations....................................      337       370     3,581     1,053    2,605       3,380
                                                          --------  --------  --------  --------  -------     -------
Distributions From:
  Net Investment Income..................................     (382)     (475)     (767)   (2,291)    (537)         --
  Net Short-Term Gains...................................      (85)     (121)     (345)     (242)    (110)         --
  Net Long-Term Gains....................................      (42)     (132)   (2,067)   (1,667)      --          --
                                                          --------  --------  --------  --------  -------     -------
     Total Distributions.................................     (509)     (728)   (3,179)   (4,200)    (647)         --
                                                          --------  --------  --------  --------  -------     -------
Capital Share Transactions (1):
  Shares Issued..........................................   70,926    47,780    55,701    57,493   23,383      37,150
  Shares Issued in Lieu of Cash Distributions............      509       728     3,179     4,200      647          --
  Shares Redeemed........................................  (19,453)  (22,284)  (19,554)  (32,443)  (1,474)        (47)
                                                          --------  --------  --------  --------  -------     -------
     Net Increase (Decrease) from Capital Share
      Transactions.......................................   51,982    26,224    39,326    29,250   22,556      37,103
                                                          --------  --------  --------  --------  -------     -------
     Total Increase (Decrease) in Net Assets.............   51,810    25,866    39,728    26,103   24,514      40,483
Net Assets
  Beginning of Period....................................  137,906   112,040   167,293   141,190   40,483          --
                                                          --------  --------  --------  --------  -------     -------
  End of Period.......................................... $189,716  $137,906  $207,021  $167,293  $64,997     $40,483
                                                          ========  ========  ========  ========  =======     =======
(1) Shares Issued and Redeemed:
  Shares Issued..........................................    6,947     4,675     5,148     5,272    2,075       3,716
  Shares Issued in Lieu of Cash Distributions............       50        71       297       385       60          --
  Shares Redeemed........................................   (1,906)   (2,181)   (1,809)   (2,972)    (131)         (5)
                                                          --------  --------  --------  --------  -------     -------
    Net Increase (Decrease) from Shares Issued and
     Redeemed............................................    5,091     2,565     3,636     2,685    2,004       3,711
                                                          ========  ========  ========  ========  =======     =======
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)..................... $    244  $    302  $  3,867  $    424  $   394     $   250

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                     VA U.S. Targeted Value Portfolio
                                                              ----------------------------------------------  ---------
                                                                Year      Year      Year      Year     Year     Year
                                                               Ended     Ended     Ended     Ended    Ended    Ended
                                                              Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31, Oct. 31, Oct. 31,
                                                                2014      2013      2012      2011     2010     2014
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  17.63  $  12.58  $  10.95  $ 10.40  $  8.27  $  22.58
                                                              --------  --------  --------  -------  -------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.17      0.19      0.12     0.09     0.07      0.39
  Net Gains (Losses) on Securities (Realized and Unrealized).     1.62      5.05      1.60     0.53     2.15      2.67
                                                              --------  --------  --------  -------  -------  --------
   Total from Investment Operations..........................     1.79      5.24      1.72     0.62     2.22      3.06
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.14)    (0.19)    (0.09)   (0.07)   (0.09)    (0.32)
  Net Realized Gains.........................................       --        --        --       --       --     (1.85)
                                                              --------  --------  --------  -------  -------  --------
   Total Distributions.......................................    (0.14)    (0.19)    (0.09)   (0.07)   (0.09)    (2.17)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  19.28  $  17.63  $  12.58  $ 10.95  $ 10.40  $  23.47
============================================================= ========  ========  ========  ======== ======== ========
Total Return.................................................    10.19%    42.19%    15.82%    5.94%   27.00%    14.73%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $206,769  $161,321  $102,845  $88,845  $93,851  $258,705
Ratio of Expenses to Average Net Assets......................     0.37%     0.39%     0.41%    0.40%    0.42%     0.27%
Ratio of Net Investment Income to Average Net Assets.........     0.93%     1.28%     1.00%    0.82%    0.68%     1.71%
Portfolio Turnover Rate......................................       21%       15%       21%      14%      32%       19%
------------------------------------------------------------------------------------------------------------------------

                                                               VA U.S. Large Value Portfolio
                                                              ---------------------------------------
                                                                Year      Year      Year      Year
                                                               Ended     Ended     Ended     Ended
                                                              Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                2013      2012      2011      2010
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  16.90  $  14.60  $  14.09  $  11.94
                                                              --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.35      0.30      0.24      0.25
  Net Gains (Losses) on Securities (Realized and Unrealized).     5.64      2.26      0.52      2.12
                                                              --------  --------  --------  --------
   Total from Investment Operations..........................     5.99      2.56      0.76      2.37
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.31)    (0.26)    (0.25)    (0.22)
  Net Realized Gains.........................................       --        --        --        --
                                                              --------  --------  --------  --------
   Total Distributions.......................................    (0.31)    (0.26)    (0.25)    (0.22)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  22.58  $  16.90  $  14.60  $  14.09
============================================================= ========  ========  ========  ========
Total Return.................................................    36.04%    17.87%     5.37%    20.08%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $200,123  $151,046  $123,893  $122,672
Ratio of Expenses to Average Net Assets......................     0.28%     0.30%     0.29%     0.30%
Ratio of Net Investment Income to Average Net Assets.........     1.78%     1.92%     1.59%     1.87%
Portfolio Turnover Rate......................................       29%       12%       15%       33%
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                  VA International Value Portfolio
                                                                          ------------------------------------------------
                                                                             Year      Year      Year     Year      Year
                                                                            Ended     Ended     Ended    Ended     Ended
                                                                           Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,
                                                                             2014      2013      2012     2011      2010
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $  13.22   $  10.82  $ 10.87  $ 12.07   $  11.22
                                                                          --------   --------  -------  -------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................     0.55       0.34     0.37     0.37       0.25
  Net Gains (Losses) on Securities (Realized and Unrealized).............    (0.71)      2.41    (0.02)   (1.32)      0.89
                                                                          --------   --------  -------  -------   --------
   Total from Investment Operations......................................    (0.16)      2.75     0.35    (0.95)      1.14
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................    (0.32)     (0.35)   (0.40)   (0.25)     (0.29)
  Net Realized Gains.....................................................       --         --       --       --         --
                                                                          --------   --------  -------  -------   --------
   Total Distributions...................................................    (0.32)     (0.35)   (0.40)   (0.25)     (0.29)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $  12.74   $  13.22  $ 10.82  $ 10.87   $  12.07
========================================================================= ========   ========  ======== ========  ========
Total Return.............................................................    (1.16)%    26.10%    3.57%   (8.08)%    10.35%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $164,973   $137,908  $99,157  $93,450   $103,601
Ratio of Expenses to Average Net Assets..................................     0.46%      0.47%    0.50%    0.49%      0.50%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.46%      0.47%    0.50%    0.49%      0.50%
Ratio of Net Investment Income to Average Net Assets.....................     4.16%      2.90%    3.56%    3.02%      2.28%
Portfolio Turnover Rate..................................................       16%        14%      17%      19%        21%
----------------------------------------------------------------------------------------------------------------------------

                                                                                  VA International Small Portfolio
                                                                          -----------------------------------------------
                                                                             Year      Year      Year     Year      Year
                                                                            Ended     Ended     Ended    Ended     Ended
                                                                           Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,
                                                                             2014      2013      2012     2011      2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $  12.55   $  10.02  $ 10.20  $ 10.62   $  9.20
                                                                          --------   --------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................     0.25       0.26     0.24     0.25      0.18
  Net Gains (Losses) on Securities (Realized and Unrealized).............    (0.33)      2.69     0.28    (0.45)     1.42
                                                                          --------   --------  -------  -------   -------
   Total from Investment Operations......................................    (0.08)      2.95     0.52    (0.20)     1.60
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................    (0.27)     (0.25)   (0.31)   (0.22)    (0.18)
  Net Realized Gains.....................................................    (0.37)     (0.17)   (0.39)      --        --
                                                                          --------   --------  -------  -------   -------
   Total Distributions...................................................    (0.64)     (0.42)   (0.70)   (0.22)    (0.18)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $  11.83   $  12.55  $ 10.02  $ 10.20   $ 10.62
========================================================================= ========   ========  ======== ========  ========
Total Return.............................................................    (0.59)%    30.50%    6.05%   (2.03)%   17.68%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $135,499   $119,927  $86,604  $75,790   $78,148
Ratio of Expenses to Average Net Assets..................................     0.59%      0.65%    0.63%    0.62%     0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.59%      0.65%    0.63%    0.62%     0.63%
Ratio of Net Investment Income to Average Net Assets.....................     1.99%      2.36%    2.51%    2.26%     1.87%
Portfolio Turnover Rate..................................................        8%        12%      13%      13%        9%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                   VA Short-Term Fixed Portfolio
                                                                          -----------------------------------------------
                                                                            Year      Year      Year      Year      Year
                                                                           Ended     Ended     Ended     Ended     Ended
                                                                          Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                            2014      2013      2012      2011      2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $  10.23  $  10.26  $  10.25  $  10.31  $ 10.42
                                                                          --------  --------  --------  --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................     0.02      0.03      0.04      0.04     0.06
  Net Gains (Losses) on Securities (Realized and Unrealized).............     0.01        --      0.04      0.01     0.05
                                                                          --------  --------  --------  --------  -------
   Total from Investment Operations......................................     0.03      0.03      0.08      0.05     0.11
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................    (0.03)    (0.04)    (0.04)    (0.06)   (0.16)
  Net Realized Gains.....................................................    (0.01)    (0.02)    (0.03)    (0.05)   (0.06)
                                                                          --------  --------  --------  --------  -------
   Total Distributions...................................................    (0.04)    (0.06)    (0.07)    (0.11)   (0.22)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $  10.22  $  10.23  $  10.26  $  10.25  $ 10.31
========================================================================= ========  ========  ========  ========  ========
Total Return.............................................................     0.25%     0.35%     0.73%     0.42%    1.09%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $189,716  $137,906  $112,040  $115,501  $89,166
Ratio of Expenses to Average Net Assets..................................     0.27%     0.29%     0.30%     0.29%    0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.27%     0.29%     0.30%     0.29%    0.30%
Ratio of Net Investment Income to Average Net Assets.....................     0.20%     0.32%     0.42%     0.42%    0.60%
Portfolio Turnover Rate..................................................       70%       55%       85%       66%      79%
---------------------------------------------------------------------------------------------------------------------------

                                                                                      VA Global Bond Portfolio
                                                                          ------------------------------------------------
                                                                            Year      Year      Year      Year      Year
                                                                           Ended     Ended     Ended     Ended     Ended
                                                                          Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                            2014      2013      2012      2011      2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $  10.92  $  11.18  $  11.28  $  11.82  $  11.44
                                                                          --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................     0.15      0.11      0.18      0.23      0.30
  Net Gains (Losses) on Securities (Realized and Unrealized).............     0.05     (0.04)     0.25      0.06      0.54
                                                                          --------  --------  --------  --------  --------
   Total from Investment Operations......................................     0.20      0.07      0.43      0.29      0.84
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................    (0.05)    (0.18)    (0.30)    (0.49)    (0.46)
  Net Realized Gains.....................................................    (0.15)    (0.15)    (0.23)    (0.34)       --
                                                                          --------  --------  --------  --------  --------
   Total Distributions...................................................    (0.20)    (0.33)    (0.53)    (0.83)    (0.46)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $  10.92  $  10.92  $  11.18  $  11.28  $  11.82
========================================================================= ========  ========  ========  ========  ========
Total Return.............................................................     1.90%     0.63%     3.97%     2.77%     7.61%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $207,021  $167,293  $141,190  $131,212  $107,954
Ratio of Expenses to Average Net Assets..................................     0.25%     0.27%     0.29%     0.29%     0.31%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.25%     0.27%     0.29%     0.29%     0.31%
Ratio of Net Investment Income to Average Net Assets.....................     1.37%     1.04%     1.61%     2.10%     2.64%
Portfolio Turnover Rate..................................................       75%       73%       63%       71%       80%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               DFA VA Global Moderate
                                                                Allocation Portfolio
                                                             --------------------
                                                               Year        Period
                                                              Ended   April 8, 2013(a)
                                                             Oct. 31,        to
                                                               2014    Oct. 31, 2013
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $ 10.91      $ 10.00
                                                             -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................    0.14         0.07
 Net Gains (Losses) on Securities (Realized and Unrealized).    0.49         0.84
                                                             -------      -------
   Total from Investment Operations.........................    0.63         0.91
----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................   (0.14)          --
 Net Realized Gains.........................................   (0.03)          --
                                                             -------      -------
   Total Distributions......................................   (0.17)          --
----------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $ 11.37      $ 10.91
===========================================================  ======== ================
Total Return................................................    5.87%        9.10%(D)
----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $64,997      $40,483
Ratio of Expenses to Average Net Assets(B)..................    0.40%        0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor)(B)..............................    0.66%        0.93%(C)(E)
Ratio of Net Investment Income to Average Net Assets........    1.27%        1.12%(C)(E)
----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, seven of which (the "Portfolios") are included in this report. The remaining seventy are presented in separate reports. The Portfolios are only available through a select group of insurance products.

   DFA VA Global Moderate Allocation Portfolio invests in eleven portfolios within the Fund.

                                                                                                   Percentage
                                                                                                   Ownership
                                                                                                   at October
Fund of Funds                                                                                       31, 2014
-------------                                -                                                     ----------
DFA VA Global Moderate Allocation Portfolio  U.S. Core Equity 2 Portfolio                             --*
                                             International Core Equity Portfolio                      --*
                                             DFA Selectively Hedged Global Fixed Income Portfolio      1%
                                             VA Global Bond Portfolio                                  4%
                                             U.S. Core Equity 1 Portfolio                             --*
                                             Emerging Markets Core Equity Portfolio                   --*
                                             DFA Two-Year Global Fixed Income Portfolio               --*
                                             VA Short-Term Fixed Portfolio                             2%
                                             VA U.S. Large Value Portfolio                             1%
                                             VA International Value Portfolio                          1%
                                             DFA Real Estate Securities Portfolio                     --*

   * Amounts designated as -- are less than 1%.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA VA Global Moderate Allocation Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the

Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. For the year ended October 31, 2014, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              VA U.S. Targeted Value Portfolio............ 0.35%
              VA U.S. Large Value Portfolio............... 0.25%
              VA International Value Portfolio............ 0.40%
              VA International Small Portfolio............ 0.50%
              VA Short-Term Fixed Portfolio............... 0.25%
              VA Global Bond Portfolio.................... 0.23%*
              DFA VA Global Moderate Allocation Portfolio. 0.25%

----------
* The Portfolio's investment advisory fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

   With respect to the DFA VA Global Moderate Allocation Portfolio, pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement") for the Portfolio, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to 0.40% of the average daily net assets of the Institutional Class shares of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Institutional Class shares of the Portfolio are less than the Expense Limitation Amount for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

Earned Income Credit:

   In addition, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  VA International Value Portfolio.     $1
                  VA International Small Portfolio.      1
                  VA Global Bond Portfolio.........      2

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $262 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                VA U.S. Targeted Value Portfolio............ $ 4
                VA U.S. Large Value Portfolio...............   5
                VA International Value Portfolio............   4
                VA International Small Portfolio............   3
                VA Short-Term Fixed Portfolio...............   5
                VA Global Bond Portfolio....................   5
                DFA VA Global Moderate Allocation Portfolio.  --

E. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                        U.S. Government   Other Investment
                                          Securities         Securities
                                       ----------------- ------------------
                                       Purchases  Sales  Purchases  Sales
                                       --------- ------- --------- --------
     VA U.S. Targeted Value Portfolio.       --       -- $ 65,208  $ 37,040
     VA U.S. Large Value Portfolio....       --       --   75,733    44,282
     VA International Value Portfolio.       --       --   58,312    24,917
     VA International Small Portfolio.       --       --   31,411    10,340
     VA Short-Term Fixed Portfolio....  $37,717  $27,351  102,027    69,024
     VA Global Bond Portfolio.........   12,544    9,614  162,322   127,760

   For the year ended October 31, 2014, DFA VA Global Moderate Allocation Portfolio made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                  DFA VA Global Moderate Allocation Portfolio
                                        ----------------------------------------------------------------
                                        Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies         10/31/2013 10/31/2014 Purchases Sales   Income   Realized Gains
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 2 Portfolio...........  $11,748    $18,941    $ 6,065  $  370   $212         $120
International Core Equity Portfolio....    6,433     10,263      4,330      68    227           --
VA Global Bond Portfolio...............    5,030      7,965      3,323     417     23           74
DFA Selectively Hedged Global Fixed
  Income Portfolio.....................    4,967      7,956      3,399     263     63            8
U.S. Core Equity 1 Portfolio...........    4,221      6,738      1,952      37     77           19
Emerging Markets Core Equity Portfolio.    2,096      3,611      1,509       9     56           --
DFA Two-Year Global Fixed Income
  Portfolio............................    1,985      3,186      1,323     115     18            2
VA Short-Term Fixed Portfolio..........    1,983      3,186      1,315     112      5            2
VA U.S. Large Value Portfolio..........      873      1,309        388       2     12           72
VA International Value Portfolio.......      764      1,139        421      --     19           --
DFA Real Estate Securities Portfolio...      353        676        244      12     14           --
                                         -------    -------    -------  ------   ----         ----
Total..................................  $40,453    $64,970    $24,269  $1,405   $726         $297
                                         =======    =======    =======  ======   ====         ====

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                Increase       Increase
                                                               (Decrease)     (Decrease)
                                                Increase     Undistributed   Accumulated
                                               (Decrease)    Net Investment  Net Realized
                                             Paid-In Capital     Income     Gains (Losses)
                                             --------------- -------------- --------------
VA U.S. Targeted Value Portfolio............       --            $   84        $   (84)
VA U.S. Large Value Portfolio...............       --                --             --
VA International Value Portfolio............       --                22            (22)
VA International Small Portfolio............       --                26            (26)
VA Short-Term Fixed Portfolio...............       --                --             --
VA Global Bond Portfolio....................       --             1,683         (1,683)
DFA VA Global Moderate Allocation Portfolio.       --                26            (26)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
VA U.S. Targeted Value Portfolio
2013........................................     $1,513             --    $ 1,513
2014........................................      1,253             --      1,253
VA U.S. Large Value Portfolio
2013........................................      2,749             --      2,749
2014........................................      2,914        $16,668     19,582
VA International Value Portfolio
2013........................................      3,195             --      3,195
2014........................................      3,420             --      3,420
VA International Small Portfolio
2013........................................      2,169          1,449      3,618
2014........................................      3,450          2,793      6,243
VA Short-Term Fixed Portfolio
2013........................................        596            132        728
2014........................................        467             42        509
VA Global Bond Portfolio
2013........................................      2,533          1,667      4,200
2014........................................      1,112          2,067      3,179
DFA VA Global Moderate Allocation Portfolio
2013........................................         --             --         --
2014........................................        648             --        648

   DFA VA Global Moderate Allocation Portfolio commenced operations on April 8, 2013, and did not pay any distributions for the year ended October 31, 2013.

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                              Total Net
                                   Net Investment                                           Distributable
                                     Income and   Undistributed                Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                   -------------- ------------- ------------ -------------- -------------
VA U.S. Targeted Value Portfolio..     $1,267        $9,989            --       $39,532        $50,788
VA U.S. Large Value Portfolio.....      3,695         4,141            --        74,869         82,705
VA International Value Portfolio..      6,163            --       $(3,225)          743          3,681
VA International Small Portfolio..      3,247         2,383            --         7,596         13,226
VA Short-Term Fixed Portfolio.....        275            69            --            67            411
VA Global Bond Portfolio..........      4,008           237            --           693          4,938
DFA VA Global Moderate Allocation
  Portfolio.......................        396           271            --         4,680          5,347

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                   Expires on October 31,
                                                   ----------------------
                                                    2017     Unlimited    Total
                                                    ------   ---------    ------
      VA U.S. Targeted Value Portfolio............     --        --           --
      VA U.S. Large Value Portfolio...............     --        --           --
      VA International Value Portfolio............ $2,412      $813       $3,225
      VA International Small Portfolio............     --        --           --
      VA Short-Term Fixed Portfolio...............     --        --           --
      VA Global Bond Portfolio....................     --        --           --
      DFA VA Global Moderate Allocation Portfolio.     --        --           --

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                    VA U.S. Targeted Value Portfolio. $4,181

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                        Net
                                                                                     Unrealized
                                             Federal Tax  Unrealized   Unrealized   Appreciation
                                                Cost     Appreciation Depreciation (Depreciation)
                                             ----------- ------------ ------------ --------------
VA U.S. Targeted Value Portfolio............  $205,162     $52,667      $(13,135)     $39,532
VA U.S. Large Value Portfolio...............   211,962      77,841        (2,973)      74,868
VA International Value Portfolio............   171,375      17,570       (16,818)         752
VA International Small Portfolio............   145,146      29,919       (22,324)       7,595
VA Short-Term Fixed Portfolio...............   198,003         129           (61)          68
VA Global Bond Portfolio....................   222,574       1,256          (625)         631
DFA VA Global Moderate Allocation Portfolio.    60,322       4,876          (196)       4,680

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the

United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: The International Equity Portfolios may enter into forward currency contracts in connection with the purchase or sale of foreign equity securities, typically to "lock in" the value of the transaction with respect to a different currency. In addition, the International Equity Portfolios may, from time to time, enter into forward currency contracts to transfer balances from one currency to another currency. The VA Global Bond Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2014, the VA Global Bond Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

VA Global Bond Portfolio*

                                                                  Unrealized
                                                       Value at     Foreign
  Settlement Currency                       Contract  October 31,  Exchange
     Date    Amount**       Currency         Amount      2014     Gain (Loss)
  ---------- -------- ------------------    --------  ----------- -----------
   12/12/14   (7,431)  Singapore Dollar (1) $ (5,856)  $ (5,784)     $ 72
   12/02/14      762  UK Pound Sterling (2)    1,220      1,220        --
   12/02/14  (11,361) UK Pound Sterling (2)  (18,212)   (18,171)       41
                                            --------   --------      ----
                                            $(22,848)  $(22,735)     $113
                                            ========   ========      ====

   Counterparties:

   (1) State Street Bank and Trust

   (2) Citibank, N.A.

* During the year ended October 31, 2014, the VA Global Bond Portfolio's average contract amount of forward currency contracts was $41,363 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

   The following is a summary of the location of derivatives on the VA Global Bond Portfolio's Statement of Assets and Liabilities as of October 31, 2014 (amounts in thousands):

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                                            Forward

                           Forward Currency           Currency Contracts
                             Contracts

   The following is a summary of the VA Global Bond Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2014 (amounts in thousands):

                                         Asset Derivatives Value
                                        --------------------------
                                          Total Value     Foreign
                                               at        Exchange
                                        October 31, 2014 Contracts
              -                         ---------------- ---------
              VA Global Bond Portfolio.       $113         $113

   The following is a summary of the location on the VA Global Bond Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the year ended October 31, 2014:

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                              Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

   The following is a summary of the realized and change in unrealized gains and losses from the VA Global Bond Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2014 (amounts in thousands):

                                             Realized Gain (Loss) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                             Foreign
                                                            Exchange
                                             Total          Contracts
                                             -----          ---------
                   VA Global Bond Portfolio. $(541)           $(541)

                                             Change in Unrealized
                                             Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                             Foreign
                                                            Exchange
                                             Total          Contracts
                                             -----          ---------
                   VA Global Bond Portfolio. $  82            $  82

Offsetting of Derivative Assets and Derivative Liabilities

   The following table presents the VA Global Bond Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2014 (Amounts in thousands):

                                           Gross Amounts Not                                  Gross Amounts Not
                                       Offset in the Statements                           Offset in the Statements
                                       of Assets and Liabilities                          of Assets and Liabilities
                              Gross    -------------------------               Gross      -------------------------
                            Amounts of                   Cash                Amounts of                     Cash
                            Recognized   Financial    Collateral    Net      Recognized     Financial    Collateral    Net
Description                 Assets(a)  Instruments(b)  Received  Amount(c) Liabilities(a) Instruments(d)  Pledged   Amount(e)
-----------                 ---------- -------------- ---------- --------- -------------- -------------- ---------- ---------
                                                Assets                                        Liabilities
                            ---------------------------------------------- --------------------------------------------------
VA Global Bond Portfolio
Forward Currency Contracts.    $113          --           --       $113          --             --           --        --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                     Weighted      Weighted    Number of   Interest Maximum Amount
                                      Average    Average Loan     Days     Expense  Borrowed During
                                   Interest Rate   Balance    Outstanding* Incurred   The Period
                                   ------------- ------------ ------------ -------- ---------------
VA U.S. Targeted Value Portfolio..     0.84%        $6,197         17        $ 2        $14,912
VA U.S. Large Value Portfolio.....     0.84%           319         21         --            750
VA International Value Portfolio..     0.84%           389         22         --            748
VA International Small Portfolio..     0.84%           492         18         --          1,401
DFA VA Global Moderate Allocation
  Portfolio.......................     0.85%           208          9         --            459

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2014.

I. Securities Lending:

   As of October 31, 2014, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                      Market
                                                      Value
                                                      ------
                    VA U.S. Targeted Value Portfolio. $1,171
                    VA U.S. Large Value Portfolio....    843
                    VA International Value Portfolio.    102
                    VA International Small Portfolio.    506

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At October 31, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                              Percentage of
                                                  Number of    Outstanding
                                                 Shareholders    Shares
    -                                            ------------ -------------
    VA U.S. Targeted Value Portfolio............      4            81%
    VA U.S. Large Value Portfolio...............      3            80%
    VA International Value Portfolio............      4            78%
    VA International Small Portfolio............      5            78%
    VA Short-Term Fixed Portfolio...............      5            91%
    VA Global Bond Portfolio....................      3            83%
    DFA VA Global Moderate Allocation Portfolio.      4            99%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The VA U.S. Large Value Portfolio has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the VA U.S. Large Value Portfolio, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on Novemeber 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to the VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the VA U.S. Large Value Portfolio arising from the Lawsuits. Until the VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of the VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the VA U.S. Large Value Portfolio's net asset value at this time.

   The VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset value of the VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by the VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by the VA U.S. Large Value Portfolio.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, and DFA VA Global Moderate Allocation Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2014.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2014.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were two Strategy Committee meetings held during the fiscal year ended October 31, 2014.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the DFA   Principal Occupation(s) During Past 5
 with the Fund, Address and   Term of Office/1/ and      Fund Complex/2/        Years and Other Directorships of Public
       Year of Birth           Length of Service             Overseen                       Companies Held
------------------------------------------------------------------------------------------------------------------------
                                           Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983       108 portfolios in 4      Leo Melamed Professor of Finance,
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     University of Chicago Booth School of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Business.
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       108 portfolios in 4      Steven G. Rothmeier Professor and
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Distinguished Service Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                                Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                                   School of Business (since 1965). Member
Booth School of Business                                                        and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                         Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                               (futures trading exchange) (since
1939                                                                            2004). Trustee, Harbor Fund (registered
                                                                                investment company) (29 Portfolios)
                                                                                (since 1994). Formerly, Member of the
                                                                                Board of Milwaukee Insurance Company
                                                                                (1997-2010).
------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       108 portfolios in 4      Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     School of Management (since 1984).
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                                   Capital Management, LLC (hedge fund and
P.O. Box 208200                                                                 asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                        to Morningstar Inc. (since 2006).
1943                                                                            Formerly, Director, BIRR Portfolio
                                                                                Analysis, Inc. (software products)
                                                                                (1990-2010).
------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       108 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010          investment companies     Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM.     DFAITC-Since 2010                                Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                                   Management and Economics, Graduate
School of Business                                                              School of Business, Stanford University
518 Memorial Way                                                                (since 1995). Cornerstone Research
Stanford, CA 94305-5015                                                         (expert testimony and economic and
1948                                                                            financial analysis) (since 2009).
                                                                                Formerly, Chairman of the President
                                                                                George W. Bush's Council of Economic
                                                                                Advisers (2006-2009). Formerly, Council
                                                                                of Economic Advisors, State of
                                                                                California (2005-2006). Formerly,
                                                                                Commissioner, White House Panel on Tax
                                                                                Reform (2005)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       108 portfolios in 4      Chief Investment Strategist, Janus
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                                   Graduate School of Business, Stanford
Advisors, LP                                                                    University (since 1981). Chairman,
6300 Bee Cave Road                                                              Ruapay Inc. (since 2013). Formerly,
Building 1                                                                      Chairman, Platinum Grove Asset
Austin, TX 78746                                                                Management, L.P. (hedge fund)
1941                                                                            (formerly, Oak Hill Platinum Partners)
                                                                                (1999-2009). Formerly, Director,
                                                                                American Century Fund Complex
                                                                                (registered investment companies) (43
                                                                                Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       108 portfolios in 4      Boris and Irene Stern Distinguished
Director of DFAIDG and DIG.    DIG-Since 2000          investment companies     Service Professor of Accounting,
Trustee of DFAITC and DEM.     DFAITC-Since 2000                                University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                                   Business (since 1980). Director, HNI
Booth School of Business                                                        Corporation (formerly known as HON
5807 S. Woodlawn                                                                Industries Inc.) (office furniture)
Avenue Chicago, IL 60637                                                        (since 2000). Director, Ryder System
1953                                                                            Inc. (transportation, logistics and
                                                                                supply-chain management) (since 2003).
                                                                                Trustee, UBS Funds (4 investment
                                                                                companies within the fund complex) (33
                                                                                portfolios) (since 2009). Formerly,
                                                                                Co-Director Investment Research,
                                                                                Fundamental Investment Advisors (hedge
                                                                                fund) (2008-2011).
------------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
     and Year of Birth       Length of Service            Overseen             Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981      108 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,  DIG-Since 1992         investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief       DFAITC-Since 1992                             Officer (until 1/1/2010) of the following companies:
Executive Officer            DEM-Since 1993                                Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road,                                                        Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009-2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and Co-
                                                                           Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009      108 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief   DIG-Since 2009         investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-    DFAITC-Since 2009                             2014), Director/Trustee, and formerly, Chief
Chief Investment Officer     DEM-Since 2009                                Investment Officer (March 2007 - June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice President
                                                                           of the DFA Entities and Dimensional Fund Advisors
                                                                           Canada ULC. Director and Chief Investment Officer
                                                                           (since December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of                        Term of Office/1/ and
      Birth             Position        Length of Service           Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
                                                     Officers
----------------------------------------------------------------------------------------------------------------------
April A. Aandal    Vice President           Since 2008         Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta   Vice President           Since 2012         Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery    Vice President           Since 2005         Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow   Vice President           Since 1993         Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
----------------------------------------------------------------------------------------------------------------------
Peter Bergan       Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth  Vice President           Since 2007         Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown   Vice President and       Since 2001         Vice President and Assistant Secretary of all the
1967               Assistant Secretary                         DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler    Vice President           Since 2007         Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit  Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
James G. Charles   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
----------------------------------------------------------------------------------------------------------------------

   Name and Year of                         Term of Office/1/ and
        Birth                Position       Length of Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President          Since 2009         Vice President of all the DFA Entities. Co-Head of
1966                                                               Portfolio Management (since March 2012) and
                                                                   Senior Portfolio Manager (since January 2012) for
                                                                   Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                   Manager for Dimensional Fund Advisors LP (October
                                                                   2005 to January 2012).
-------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                               Counsel for Dimensional Fund Advisors LP (April
                                                                   2012 - January 2014); Vice President and Counsel
                                                                   for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President          Since 2004         Vice President of all the DFA Entities, DFA Australia
1972                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC. Head of Global Institutional Services for
                                                                   Dimensional Fund Advisors LP (since January
                                                                   2014). Formerly, Head of Institutional, North America
                                                                   (March 2012 to December 2013) and Head of
                                                                   Portfolio Management (January 2006 to March 2012)
                                                                   for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (September 2011-March 2013); Vice President at
                                                                   MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2010-March 2014); Vice President, Sales
                                                                   and Business Development at AdvisorsIG (PPMG)
                                                                   (2009-2010); Vice President at Credit Suisse (2007-
                                                                   2009).
-------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (2003-March 2014).
-------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President          Since 2012         Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President          Since 2007         Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1955                                                               Senior Vice President and Managing Director at
                                                                   State Street Bank & Trust Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and      Since 2004         Vice President and Chief Compliance Officer of all
1965                    Global Chief                               the DFA Entities, DFA Australia Limited, and
                        Compliance Officer                         Dimensional Fund Advisors Ltd. Chief Compliance
                                                                   Officer of Dimensional Fund Advisors Canada.
                                                                   Formerly, Vice President and Chief Compliance
                                                                   Officer for Dimensional SmartNest (US) LLC
                                                                   (October 2010- 2014).
-------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President          Since 1999         Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President          Since 1994         Vice President of all the DFA Entities, DFA Australia
1957                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC.
-------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director (January 2012-January 2014) and
                                                                   Senior Associate (August 2010-December 2011) for
                                                                   Dimensional Fund Advisors LP; MBA and MPA at
                                                                   the University of Texas at Austin (August 2007-May
                                                                   2010).
-------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1972                                                               Research Associate (August 2008-March 2010) and
                                                                   Research Assistant (April 2006-August 2008) for
                                                                   Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                         Term of Office/1/ and
       Birth              Position        Length of Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner   Vice President           Since 2001         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan       Vice President           Since 2014         Vice President of all the DFA Entities. Head of
1979                                                             Marketing for Dimensional Fund Advisors LP (since
                                                                 February 2013). Formerly, Senior Manager of
                                                                 Research and Marketing for Dimensional Fund
                                                                 Advisors LP (June 2012-January 2013); Director of
                                                                 Mutual Fund Analysis at Morningstar (January 2008-
                                                                 May 2012).
-----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice   Vice President and       Since 1998         Vice President and Assistant Secretary of all the
1965                 Assistant Secretary                         DFA Entities and DFA Australia Limited. Chief
                                                                 Operating Officer for Dimensional Fund Advisors
                                                                 Pte. Ltd. (since April 2013). Formerly, Chief
                                                                 Operating Officer for Dimensional Fund Advisors Ltd.
                                                                 (July 2008-March 2013).
-----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker  Vice President           Since 2004         Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall       Vice President           Since 2008         Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) for
                                                                 Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                 Manager for Dimensional Fund Advisors LP
                                                                 (September 2004-January 2012).
-----------------------------------------------------------------------------------------------------------------------
Edward A. Foley      Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (August 2011-January 2014); Senior Vice President
                                                                 of First Trust Advisors L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman    Vice President           Since 2009         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour     Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum       Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
-----------------------------------------------------------------------------------------------------------------------
Henry F. Gray        Vice President           Since 2000         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
John T. Gray         Vice President           Since 2007         Vice President of all the DFA Entities.
1974
-----------------------------------------------------------------------------------------------------------------------
Christian Gunther    Vice President           Since 2011         Vice President of all the DFA Entities. Senior Trader
1975                                                             for Dimensional Fund Advisors LP (since 2012).
                                                                 Formerly, Senior Trader (2009-2012).
-----------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins    Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP (January
                                                                 2011-January 2014); Vice President and Senior
                                                                 Counsel for State Street Global Advisors (November
                                                                 2008-January 2011).
-----------------------------------------------------------------------------------------------------------------------
Joel H. Hefner       Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Julie C. Henderson   Vice President and       Since 2005         Vice President and Fund Controller of all the DFA
1974                 Fund Controller                             Entities, Dimensional Cayman Commodity Fund I
                                                                 Ltd. and Dimensional Japan Ltd.
-----------------------------------------------------------------------------------------------------------------------
Kevin B. Hight       Vice President           Since 2005         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Christine W. Ho      Vice President           Since 2004         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Michael C. Horvath   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1960                                                             Managing Director, Co-Head Global Consultant
                                                                 Relations at BlackRock (2004-2011).
-----------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth                Position          Length of Service            Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon         Vice President               Since 2004         Vice President of all the DFA Entities and
1973                                                                 Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------------
Garret D. Jones      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                                 Manager of Sales and Marketing Systems (January
                                                                     2011-January 2014) and Project Manager (2007-
                                                                     2010) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones     Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                                 Facilities Manager for Dimensional Fund Advisors
                                                                     LP (October 2008-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President               Since 2014         Vice President of all the DFA Entities. Head of
1978                                                                 Operations for Financial Advisor Services for
                                                                     Dimensional Fund Advisors LP (since July 2014).
                                                                     Formerly, Counsel of Dimensional Fund Advisors LP
                                                                     (August 2011-January 2014); Associate at Andrews
                                                                     Kurth LLP (2006-2011).
---------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President and           Since 2003         Vice President of all the DFA Entities, Dimensional
1954                 Chief Operating Officer                         Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Chief Operating
                                                                     Officer of Dimensional Holdings Inc., DFA Securities
                                                                     LLC, Dimensional Fund Advisors LP, Dimensional
                                                                     Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd., Dimensional Advisors Ltd. And Dimensional
                                                                     Fund Advisors Pte. Ltd. Director, Vice President, and
                                                                     Chief Privacy Officer of Dimensional Fund Advisors
                                                                     Canada ULC. Director of DFA Australia Limited,
                                                                     Dimensional Fund Advisors Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Director and Vice
                                                                     President of Dimensional Hong Kong Limited and
                                                                     Dimensional Fund Advisors Pte. Ltd.
---------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (October 2004-January 2013).
---------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1948                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (April 2006-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President               Since 2010         Vice President of all the DFA Entities. Portfolio
1971                                                                 Manager for Dimensional Fund Advisors LP (since
                                                                     June 2004).
---------------------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                                 Creative Director for Dimensional Fund Advisors LP
                                                                     (September 2012-January 2014); Vice President and
                                                                     Global Creative Director at Morgan Stanley
                                                                     (2007-2012); Visiting Assistant Professor, Graduate
                                                                     Communications Design at Pratt Institute
                                                                     (2004-2012).
---------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President               Since 2011         Vice President of all the DFA Entities. Head of
1971                                                                 Defined Contribution Sales for Dimensional Fund
                                                                     Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President               Since 2004         Vice President of all the DFA Entities. Senior
1971                                                                 Portfolio Manager of Dimensional Fund Advisors LP
                                                                     (since January 2012). Formerly, Portfolio Manager
                                                                     for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1981                                                                 Senior Associate, Investment Analytics and Data
                                                                     (January 2012-December 2012) and Systems
                                                                     Developer (June 2007-December 2011) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1966                                                                 Regional Director (May 2010-January 2014) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President               Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (2007-2010).
---------------------------------------------------------------------------------------------------------------------------

 Name and Year of                          Term of Office/1/ and
      Birth               Position         Length of Service             Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Michael F. Lane     Vice President             Since 2004         Vice President of all the DFA Entities. Formerly,
1967                                                              Chief Executive Officer for Dimensional SmartNest
                                                                  (US) LLC (July 2012-November 2014).
-------------------------------------------------------------------------------------------------------------------------
Francis R. Lao      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly, Vice
1969                                                              President - Global Operations at Janus Capital
                                                                  Group (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
David F. LaRusso    Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1978                                                              Senior Trader (January 2010-December 2012) and
                                                                  Trader (2000-2009) for Dimensional Fund Advisors
                                                                  LP.
-------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee       Vice President             Since 2005         Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly,
1980                                                              Research Associate for Dimensional Fund Advisors
                                                                  LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------------------
John B. Lessley     Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1960                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu   Vice President             Since 2009         Vice President of all the DFA Entities.
1969
-------------------------------------------------------------------------------------------------------------------------
Peter Magnusson     Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1969                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2011-January 2014); Vice President at
                                                                  Columbia Management (2004-2010).
-------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell   Vice President             Since 2010         Vice President of all the DFA Entities and
1972                                                              Dimensional Cayman Commodity Fund I Ltd.
                                                                  Formerly, Counsel for Dimensional Fund Advisors
                                                                  LP (September 2006-January 2010).
-------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus     Vice President             Since 2008         Vice President of all DFA Entities and Head of
1970                                                              Global Human Resources for Dimensional Fund
                                                                  Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
David R. Martin     Vice President, Chief      Since 2007         Vice President, Chief Financial Officer and Treasurer
1956                Financial Officer and                         of all the DFA Entities. Director, Vice President,
                    Treasurer                                     Chief Financial Officer and Treasurer of Dimensional
                                                                  Fund Advisors Ltd., DFA Australia Limited,
                                                                  Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                                  Kong Limited, Dimensional Fund Advisors Canada
                                                                  ULC, and Dimensional Cayman Commodity Fund I
                                                                  Ltd. Director of Dimensional Funds plc and
                                                                  Dimensional Funds II plc. Statutory Auditor of
                                                                  Dimensional Japan Ltd. Formerly, Chief Financial
                                                                  Officer, Treasurer and Vice President of Dimensional
                                                                  SmartNest (US) LLC (October 2010-November
                                                                  2014).
-------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune    Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1975                                                              Regional Director of Dimensional Fund Advisors LP
                                                                  (January 2009-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis   Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1984                                                              Regional Director (January 2009-January 2014) and
                                                                  Senior Associate (2011) for Dimensional Fund
                                                                  Advisors LP; Investment Consultant (March 2010-
                                                                  December 2010) and Investment Analyst (December
                                                                  2007-March 2010) at Towers Watson.
-------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson  Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                              Manager, Investment Systems (2011-January 2013)
                                                                  and Project Manager (2007-2010) for Dimensional
                                                                  Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth               Position            Length of Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                      Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                                LP (since December 2012). Formerly, Chief
                                                                       Compliance Officer of Wellington Management
                                                                       Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities and
1974                                                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                       General Counsel, Funds (since 2011). Formerly,
                                                                       Counsel for Dimensional Fund Advisors LP (2007-
                                                                       2010).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                       Dimensional Fund II plc.
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       July 2005).
-----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President         Since 2010                 Vice President of all the DFA Entities. Formerly,
1978                                                                   Senior Compliance Officer (January 2008-January
                                                                       2010) and Compliance Officer (February 2006-
                                                                       December 2007) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (2012-January 2013); Senior Consultant (June 2011-
                                                                       December 2011) and Senior Investment Analyst and
                                                                       Consultant (July 2008-June 2011) at Hewitt
                                                                       EnnisKnupp.
-----------------------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President         Since 1993                 Vice President of all the DFA Entities, DFA Australia
1961                                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President         Since 2011                 Vice President of all the DFA Entities. Portfolio
1970                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       2006).
-----------------------------------------------------------------------------------------------------------------------------
Theodore W. Randall  Vice President         Since 2008                 Vice President of all the DFA Entities. Formerly,
1973                                                                   Research Associate for Dimensional Fund Advisors
                                                                       LP (2006 to 2008).
-----------------------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1967                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014); Vice President at
                                                                       BlackRock (2009-2010).
-----------------------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1969                                                                   Planning and Analysis Manager for Dimensional
                                                                       Fund Advisors LP (July 2007-January 2014).
-----------------------------------------------------------------------------------------------------------------------------

 Name and Year of                    Term of Office/1/ and
       Birth            Position     Length of Service            Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1981                                                        Research Associate (June 2011-January 2012) for
                                                            Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President      Since 2005         Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1960                                                        Senior Manager, Human Resources for Dimensional
                                                            Fund Advisors LP (January 2012-January 2014);
                                                            Director of Human Resources at Spansion, Inc.
                                                            (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1959                                                        Client Systems Manager for Dimensional Fund
                                                            Advisors LP (July 2008-January 2010); Senior
                                                            Manager at Vanguard (November 1997-July 2008).
------------------------------------------------------------------------------------------------------------------
Walid A. Shinnawi    Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1961                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (March 2006-January 2010).
------------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President      Since 2009         Vice President of all the DFA Entities. Formerly,
1965                                                        Investment Operations Manager for Dimensional
                                                            Fund Advisors LP (May 2007-January 2009).
------------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President      Since 2007         Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1981                                                        Manager for Dimensional Fund Advisors LP (since
                                                            January 2012). Formerly, Investment Associate for
                                                            Dimensional Fund Advisors LP (August 2010-
                                                            December 2011).
------------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President      Since 2007         Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1977                                                        Manager of Dimensional Fund Advisors LP (since
                                                            January 2010).
------------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                        Project Manager for Dimensional Fund Advisors LP
                                                            (2007-2010).
------------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President      Since 2004         Vice President of all the DFA Entities and
1956                                                        Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------
Carl G. Snyder       Vice President      Since 2000         Vice President of all the DFA Entities.
1963
------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President      Since 2004         Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1973                                                        Manager, Investment Analytics and Data (2012-
                                                            January 2013) and Research Assistant (2002-2011)
                                                            for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Erik T. Totten       Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1980                                                        Regional Director (2010-January 2013) and Senior
                                                            Associate (2007-2009) for Dimensional Fund
                                                            Advisors LP.
------------------------------------------------------------------------------------------------------------------
John H. Totten       Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1978                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (January 2008-January 2012).
------------------------------------------------------------------------------------------------------------------
Robert C. Trotter    Vice President      Since 2009         Vice President of all the DFA Entities.
1958
------------------------------------------------------------------------------------------------------------------
Karen E. Umland      Vice President      Since 1997         Vice President of all the DFA Entities, DFA Australia
1966                                                        Limited, Dimensional Fund Advisors Ltd., and
                                                            Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------

  Name and Year of                    Term of Office/1/ and
       Birth             Position     Length of Service           Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (September 2008-January 2014).
----------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President      Since 2009         Vice President of all the DFA Entities. Portfolio
1970                                                         Manager for Dimensional Fund Advisors LP (since
                                                             2004).
----------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President      Since 1997         Vice President of all the DFA Entities.
1951
----------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President      Since 2007         Vice President of all the DFA Entities.
1976
----------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President      Since 2005         Vice President of all the DFA Entities.
1955
----------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1978                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (2005-2010).
----------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)


For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2013 to October 31, 2014, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                      Qualifying
                                                                                                          For
                                                  Net                                                  Corporate
                                              Investment    Short-Term     Long-Term                   Dividends   Qualifying
                                                Income     Capital Gain  Capital Gain      Total       Received     Dividend
DFA Investment Dimensions Group Inc.         Distributions Distributions Distributions Distributions Deduction (1) Income (2)
------------------------------------         ------------- ------------- ------------- ------------- ------------- ----------
VA U.S. Targeted Value Portfolio............      100%          --            --            100%          100%        100%
VA U.S. Large Value Portfolio...............       15%          --            85%           100%          100%        100%
VA International Value Portfolio............      100%          --            --            100%          100%        100%
VA International Small Portfolio............       42%          13%           45%           100%          100%        100%
VA Short-Term Fixed Portfolio...............       75%          17%            8%           100%           --          --
VA Global Bond Portfolio....................       24%          11%           65%           100%           --          --
DFA VA Global Moderate Allocation Portfolio.       --           --            --             --           100%        100%

                                                                                           Qualifying
                                                                                             Short-
                                                 U.S.      Foreign    Foreign   Qualifying    Term
                                              Government     Tax       Source    Interest   Capital
DFA Investment Dimensions Group Inc.         Interest (3) Credit (4) Income (5) Income (6)  Gain (7)
------------------------------------         ------------ ---------- ---------- ---------- ----------
VA U.S. Targeted Value Portfolio............      --          --         --        100%       100%
VA U.S. Large Value Portfolio...............      --          --         --        100%       100%
VA International Value Portfolio............      --           3%       100%       100%       100%
VA International Small Portfolio............      --           5%       100%       100%       100%
VA Short-Term Fixed Portfolio...............      16%         --         --        100%       100%
VA Global Bond Portfolio....................      --          --         --        100%       100%
DFA VA Global Moderate Allocation Portfolio.      --           2%        44%       100%       100%

-----------------------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103114-004A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2014

Dimensional Investment Group Inc.
LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.
LWAS/DFA International High Book to Market Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2014

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  Dimensional Investment Group Inc.
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   4
     Disclosure of Fund Expenses........................................   7
     Disclosure of Portfolio Holdings...................................   9
     Schedules of Investments
         LWAS/DFA U.S. High Book to Market Portfolio....................  10
         LWAS/DFA Two-Year Fixed Income Portfolio.......................  11
         LWAS/DFA Two-Year Government Portfolio.........................  13
     Statements of Assets and Liabilities...............................  14
     Statements of Operations...........................................  16
     Statements of Changes in Net Assets................................  17
     Financial Highlights...............................................  18
     Notes to Financial Statements......................................  20
     Report of Independent Registered Public Accounting Firm............  26
  DFA Investment Dimensions Group Inc. - LWAS/DFA International High
    Book to Market Portfolio
     Performance Charts.................................................  27
     Management's Discussion and Analysis...............................  28
     Disclosure of Fund Expenses........................................  29
     Disclosure of Portfolio Holdings...................................  30
     Schedule of Investments............................................  31
     Statement of Assets and Liabilities................................  32
     Statement of Operations............................................  33
     Statements of Changes in Net Assets................................  34
     Financial Highlights...............................................  35
     Notes to Financial Statements......................................  36
     Report of Independent Registered Public Accounting Firm............  40
  The DFA Investment Trust Company
     Performance Charts.................................................  41
     Management's Discussion and Analysis...............................  42
     Disclosure of Fund Expenses........................................  44
     Disclosure of Portfolio Holdings...................................  45
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................  46
         The DFA International Value Series.............................  49
     Statements of Assets and Liabilities...............................  53
     Statements of Operations...........................................  54
     Statements of Changes in Net Assets................................  55
     Financial Highlights...............................................  56
     Notes to Financial Statements......................................  57
     Report of Independent Registered Public Accounting Firm............  64
  Fund Management.......................................................  65
  Voting Proxies on Fund Portfolio Securities...........................  76
  Notice to Shareholders................................................  77

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2004-October 31, 2014

                          [CHART]

              LWAS/DFA U.S. High Book to          Russell 1000/R/
                  Market Portfolio                 Value Index
              --------------------------          ---------------
10/31/04             $10,000                          $10,000
11/30/04              10,660                           10,506
12/31/04              11,083                           10,858
01/31/05              10,804                           10,665
02/28/05              11,127                           11,018
03/31/05              11,096                           10,867
04/30/05              10,721                           10,672
05/31/05              11,175                           10,929
06/30/05              11,402                           11,049
07/31/05              11,971                           11,368
08/31/05              11,866                           11,319
09/30/05              12,050                           11,478
10/31/05              11,725                           11,186
11/30/05              12,199                           11,552
12/31/05              12,212                           11,621
01/31/06              12,788                           12,072
02/28/06              12,744                           12,146
03/31/06              12,967                           12,311
04/30/06              13,331                           12,624
05/31/06              13,083                           12,305
06/30/06              13,195                           12,383
07/31/06              13,008                           12,684
08/31/06              13,213                           12,897
09/30/06              13,578                           13,154
10/31/06              14,114                           13,584
11/30/06              14,382                           13,894
12/31/06              14,666                           14,206
01/31/07              15,092                           14,388
02/28/07              14,861                           14,164
03/31/07              14,961                           14,383
04/30/07              15,600                           14,914
05/31/07              16,240                           15,452
06/30/07              15,977                           15,091
07/31/07              14,982                           14,393
08/31/07              14,694                           14,554
09/30/07              15,073                           15,054
10/31/07              15,157                           15,056
11/30/07              14,309                           14,320
12/31/07              14,252                           14,182
01/31/08              13,707                           13,614
02/29/08              13,291                           13,043
03/31/08              13,156                           12,945
04/30/08              13,991                           13,577
05/31/08              14,318                           13,555
06/30/08              12,748                           12,257
07/31/08              12,609                           12,213
08/31/08              12,848                           12,421
09/30/08              11,694                           11,508
10/31/08               9,059                            9,516
11/30/08               8,167                            8,834
12/31/08               8,437                            8,956
01/31/09               7,433                            7,926
02/28/09               6,389                            6,867
03/31/09               7,015                            7,455
04/30/09               8,147                            8,254
05/31/09               8,774                            8,764
06/30/09               8,667                            8,699
07/31/09               9,490                            9,411
08/31/09              10,128                            9,904
09/30/09              10,564                           10,286
10/31/09              10,111                            9,971
11/30/09              10,678                           10,533
12/31/09              10,973                           10,720
01/31/10              10,714                           10,418
02/28/10              11,181                           10,747
03/31/10              12,049                           11,447
04/30/10              12,423                           11,743
05/31/10              11,363                           10,778
06/30/10              10,504                           10,171
07/31/10              11,317                           10,860
08/31/10              10,629                           10,395
09/30/10              11,672                           11,201
10/31/10              12,103                           11,538
11/30/10              12,008                           11,476
12/31/10              13,181                           12,382
01/31/11              13,593                           12,662
02/28/11              14,332                           13,129
03/31/11              14,402                           13,181
04/30/11              14,751                           13,532
05/31/11              14,550                           13,389
06/30/11              14,281                           13,115
07/31/11              13,633                           12,680
08/31/11              12,475                           11,888
09/30/11              11,218                           10,990
10/31/11              12,766                           12,248
11/30/11              12,659                           12,185
12/31/11              12,752                           12,430
01/31/12              13,386                           12,901
02/29/12              14,160                           13,415
03/31/12              14,419                           13,813
04/30/12              14,117                           13,672
05/31/12              13,114                           12,870
06/30/12              13,818                           13,509
07/31/12              13,948                           13,649
08/31/12              14,500                           13,945
09/30/12              15,032                           14,388
10/31/12              15,065                           14,317
11/30/12              15,097                           14,311
12/31/12              15,549                           14,607
01/31/13              16,634                           15,556
02/28/13              16,843                           15,779
03/31/13              17,654                           16,405
04/30/13              17,830                           16,653
05/31/13              18,566                           17,080
06/30/13              18,353                           16,929
07/31/13              19,446                           17,844
08/31/13              18,861                           17,167
09/30/13              19,413                           17,597
10/31/13              20,400                           18,367
11/30/13              21,254                           18,880
12/31/13              21,810                           19,358
01/31/14              20,944                           18,670
02/28/14              21,648                           19,478
03/31/14              22,159                           19,943
04/30/14              22,298                           20,132
05/31/14              22,784                           20,427
06/30/14              23,398                           20,961        Past performance is not predictive of
07/31/14              23,224                           20,603        future performance.
08/31/14              23,956                           21,361        The returns shown do not reflect the
09/30/14              23,363                           20,920        deduction of taxes that a shareholder
10/31/14              23,538                           21,390        would pay on fund distributions or the
         Average Annual        One        Five        Ten            redemption of fund shares.
         Total Return          Year       Years      Years           Russell data copyright (C) Russell
         ------------------------------------------------------      Investment Group 1995-2014, all rights
                              15.38%      18.41%     8.94%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR US CORPORATE & GOVERNMENT INDEX
October 31, 2004-October 31, 2014

                               [CHART]

                    LWAS/DFA Two-Year     The BofA Merrill Lynch 1-3 Year
                 Fixed Income Portfolio   US Corporate & Government Index
                 ----------------------  ---------------------------------
10/31/04                $10,000                      $10,000
11/30/04                  9,960                        9,952
12/31/04                  9,967                        9,976
01/31/05                  9,967                        9,973
02/28/05                  9,957                        9,953
03/31/05                  9,957                        9,948
04/30/05                 10,008                       10,005
05/31/05                 10,038                       10,048
06/30/05                 10,052                       10,071
07/31/05                 10,042                       10,044
08/31/05                 10,083                       10,109
09/30/05                 10,083                       10,084
10/31/05                 10,093                       10,082
11/30/05                 10,124                       10,112
12/31/05                 10,155                       10,151
01/31/06                 10,187                       10,172
02/28/06                 10,218                       10,183
03/31/06                 10,248                       10,199
04/30/06                 10,280                       10,232
05/31/06                 10,322                       10,247
06/30/06                 10,351                       10,266
07/31/06                 10,404                       10,345
08/31/06                 10,446                       10,419
09/30/06                 10,492                       10,476
10/31/06                 10,534                       10,521
11/30/06                 10,577                       10,577
12/31/06                 10,627                       10,582
01/31/07                 10,670                       10,608
02/28/07                 10,714                       10,694
03/31/07                 10,759                       10,735
04/30/07                 10,803                       10,775
05/31/07                 10,846                       10,769
06/30/07                 10,894                       10,813
07/31/07                 10,938                       10,901
08/31/07                 10,993                       10,992
09/30/07                 11,031                       11,071
10/31/07                 11,075                       11,118
11/30/07                 11,109                       11,279
12/31/07                 11,163                       11,310
01/31/08                 11,197                       11,505
02/29/08                 11,231                       11,609
03/31/08                 11,245                       11,610
04/30/08                 11,267                       11,544
05/31/08                 11,290                       11,519
06/30/08                 11,305                       11,547
07/31/08                 11,340                       11,580
08/31/08                 11,363                       11,631
09/30/08                 11,313                       11,568
10/31/08                 11,382                       11,559
11/30/08                 11,498                       11,705
12/31/08                 11,600                       11,841
01/31/09                 11,611                       11,852
02/28/09                 11,600                       11,836
03/31/09                 11,650                       11,887
04/30/09                 11,697                       11,956
05/31/09                 11,744                       12,052
06/30/09                 11,761                       12,075
07/31/09                 11,784                       12,129
08/31/09                 11,831                       12,200
09/30/09                 11,849                       12,249
10/31/09                 11,873                       12,293
11/30/09                 11,920                       12,371
12/31/09                 11,856                       12,295
01/31/10                 11,915                       12,394
02/28/10                 11,927                       12,423
03/31/10                 11,917                       12,408
04/30/10                 11,940                       12,446
05/31/10                 11,952                       12,476
06/30/10                 12,002                       12,533
07/31/10                 12,038                       12,584
08/31/10                 12,050                       12,617
09/30/10                 12,073                       12,648
10/31/10                 12,097                       12,684
11/30/10                 12,073                       12,659
12/31/10                 12,073                       12,641
01/31/11                 12,085                       12,668
02/28/11                 12,085                       12,666
03/31/11                 12,084                       12,666
04/30/11                 12,120                       12,727
05/31/11                 12,156                       12,774
06/30/11                 12,158                       12,777
07/31/11                 12,170                       12,815
08/31/11                 12,182                       12,837
09/30/11                 12,173                       12,808
10/31/11                 12,185                       12,836
11/30/11                 12,173                       12,826
12/31/11                 12,173                       12,838
01/31/12                 12,209                       12,883
02/29/12                 12,209                       12,889
03/31/12                 12,216                       12,897
04/30/12                 12,229                       12,922
05/31/12                 12,229                       12,920
06/30/12                 12,238                       12,927
07/31/12                 12,263                       12,973
08/31/12                 12,263                       12,987
09/30/12                 12,276                       13,002
10/31/12                 12,276                       13,007
11/30/12                 12,276                       13,019
12/31/12                 12,287                       13,028
01/31/13                 12,287                       13,036
02/28/13                 12,287                       13,051
03/31/13                 12,292                       13,057
04/30/13                 12,304                       13,078
05/31/13                 12,292                       13,059
06/30/13                 12,287                       13,039
07/31/13                 12,299                       13,068
08/31/13                 12,287                       13,059
09/30/13                 12,308                       13,095
10/31/13                 12,308                       13,118
11/30/13                 12,308                       13,135
12/31/13                 12,308                       13,120
01/31/14                 12,320                       13,146
02/28/14                 12,320                       13,164
03/31/14                 12,323                       13,153
04/30/14                 12,335                       13,174
05/31/14                 12,335                       13,204
06/30/14                 12,328                       13,201                  Past performance is not predictive of
07/31/14                 12,328                       13,190                  future performance.
08/31/14                 12,341                       13,214                  The returns shown do not reflect the
09/30/14                 12,334                       13,205                  deduction of taxes that a shareholder
10/31/14                 12,346                       13,239                  would pay on fund distributions or the
                                                                              redemption of fund shares.
           Average Annual         One         Five         Ten                The Merrill Lynch Indices are used with
           Total Return           Year        Years       Years               permission; copyright 2014 Merrill
           -----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                  0.31%       0.79%       2.13%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR US TREASURY & AGENCY INDEX
October 31, 2004-October 31, 2014

                                 [CHART]

                     LWAS/DFA Two-Year    The BofA Merrill Lynch 1-3 Year
                   Government Portfolio     US Treasury & Agency Index
                   --------------------   -------------------------------
  10/31/2004              $10,000                    $10,000
  11/30/2004                9,959                      9,953
  12/31/2004                9,967                      9,975
   1/31/2005                9,967                      9,972
   2/28/2005                9,956                      9,951
   3/31/2005                9,951                      9,950
   4/30/2005                9,992                     10,005
   5/31/2005               10,033                     10,047
   6/30/2005               10,054                     10,068
   7/31/2005               10,043                     10,039
   8/31/2005               10,085                     10,103
   9/30/2005               10,085                     10,077
  10/31/2005               10,095                     10,076
  11/30/2005               10,126                     10,107
  12/31/2005               10,157                     10,145
   1/31/2006               10,189                     10,166
   2/28/2006               10,210                     10,177
   3/31/2006               10,237                     10,192
   4/30/2006               10,280                     10,223
   5/31/2006               10,311                     10,239
   6/30/2006               10,343                     10,258
   7/31/2006               10,396                     10,334
   8/31/2006               10,439                     10,407
   9/30/2006               10,488                     10,462
  10/31/2006               10,531                     10,507
  11/30/2006               10,573                     10,561
  12/31/2006               10,619                     10,565
   1/31/2007               10,662                     10,589
   2/28/2007               10,695                     10,673
   3/31/2007               10,745                     10,714
   4/30/2007               10,789                     10,753
   5/31/2007               10,833                     10,747
   6/30/2007               10,881                     10,791
   7/31/2007               10,926                     10,885
   8/31/2007               10,970                     10,984
   9/30/2007               11,008                     11,066
  10/31/2007               11,053                     11,110
  11/30/2007               11,086                     11,283
  12/31/2007               11,126                     11,319
   1/31/2008               11,160                     11,512
   2/29/2008               11,194                     11,618
   3/31/2008               11,204                     11,649
   4/30/2008               11,227                     11,568
   5/31/2008               11,204                     11,530
   6/30/2008               11,228                     11,564
   7/31/2008               11,262                     11,607
   8/31/2008               11,297                     11,654
   9/30/2008               11,288                     11,723
  10/31/2008               11,323                     11,809
  11/30/2008               11,531                     11,962
  12/31/2008               11,721                     12,083
   1/31/2009               11,674                     12,039
   2/28/2009               11,674                     12,040
   3/31/2009               11,736                     12,102
   4/30/2009               11,771                     12,104
   5/31/2009               11,818                     12,135
   6/30/2009               11,814                     12,124
   7/31/2009               11,826                     12,144
   8/31/2009               11,862                     12,192
   9/30/2009               11,889                     12,223
  10/31/2009               11,912                     12,250
  11/30/2009               11,959                     12,321
  12/31/2009               11,898                     12,232
   1/31/2010               11,946                     12,319
   2/28/2010               11,970                     12,345
   3/31/2010               11,960                     12,318
   4/30/2010               11,984                     12,350
   5/31/2010               12,008                     12,401
   6/30/2010               12,056                     12,457
   7/31/2010               12,080                     12,490
   8/31/2010               12,092                     12,512
   9/30/2010               12,111                     12,534
  10/31/2010               12,147                     12,563
  11/30/2010               12,111                     12,539
  12/31/2010               12,124                     12,518
   1/31/2011               12,136                     12,539
   2/28/2011               12,124                     12,529
   3/31/2011               12,118                     12,525
   4/30/2011               12,166                     12,579
   5/31/2011               12,203                     12,623
   6/30/2011               12,202                     12,629
   7/31/2011               12,214                     12,661
   8/31/2011               12,226                     12,704
   9/30/2011               12,228                     12,688
  10/31/2011               12,228                     12,699
  11/30/2011               12,240                     12,705
  12/31/2011               12,241                     12,712
   1/31/2012               12,266                     12,729
   2/29/2012               12,266                     12,716
   3/31/2012               12,267                     12,710
   4/30/2012               12,279                     12,735
   5/31/2012               12,279                     12,740
   6/30/2012               12,272                     12,735
   7/31/2012               12,284                     12,764
   8/31/2012               12,297                     12,765
   9/30/2012               12,289                     12,767
  10/31/2012               12,289                     12,761
  11/30/2012               12,289                     12,772
  12/31/2012               12,294                     12,777
   1/31/2013               12,294                     12,778
   2/28/2013               12,294                     12,788
   3/31/2013               12,295                     12,791
   4/30/2013               12,308                     12,804
   5/31/2013               12,295                     12,786
   6/30/2013               12,295                     12,777
   7/31/2013               12,308                     12,797
   8/31/2013               12,295                     12,786
   9/30/2013               12,309                     12,814
  10/31/2013               12,321                     12,828
  11/30/2013               12,321                     12,840
  12/31/2013               12,313                     12,823
   1/31/2014               12,325                     12,844
   2/28/2014               12,325                     12,855
   3/31/2014               12,325                     12,841
   4/30/2014               12,338                     12,859
   5/31/2014               12,350                     12,882                 Past performance is not predictive of
   6/30/2014               12,339                     12,876                 future performance.
   7/31/2014               12,339                     12,866                 The returns shown do not reflect the
   8/31/2014               12,352                     12,887                 deduction of taxes that a shareholder
   9/30/2014               12,345                     12,881                 would pay on fund distributions or the
  10/31/2014               12,370                     12,915                 redemption of fund shares.
           Average Annual        One         Five         Ten                The Merrill Lynch Indices are used with
           Total Return          Year        Years       Years               permission; copyright 2014 Merrill
           ----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                 0.39%       0.76%       2.15%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index/SM/......... 20.69%

   Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

----------
Source: Russell data copyright(C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Domestic Equity Portfolio Performance Overview

LWAS/DFA U.S. High Book to Market Portfolio

   The LWAS/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 260 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 15.38% for the Portfolio and 16.46% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund excludes REITs and highly regulated utilities from eligibility while the Index holds stocks in these sectors. REITs and utilities generally outperformed other sectors during the period, which contributed to the Portfolio's relative underperformance. Lower book to market stocks outperformed higher book to market stocks within the index. The LWAS/DFA U.S. High Book to Market Portfolio had less weight than the index in lower book to market stocks, which detracted from relative performance.

 Fixed Income Market Review                  12 Months Ended October 31, 2014

   U.S. and developed international fixed income markets generally experienced flattening yield curves for the year ended October 31, 2014. In the case of the U.S. and U.K., while longer-term bond yields declined, most shorter-term bond yields increased slightly. The Eurozone saw a sharp decline in bond yields across the curve with the largest declines in longer-term bonds. On average, investment grade credit did well for the year, outperforming government bonds of similar duration. The one-month U.S. Treasury bill yield edged even lower during the period, while the yield on ten year U.S. Treasury notes decreased to 2.34%.

                                       October 31, 2013 October 31, 2014 Change
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.03%            0.00%       -0.03%
 Ten-Year U.S. Treasury Notes (yield).      2.56%            2.34%       -0.22%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than in others. For the 12 months ended October 31, 2014, total returns were 0.07 % for three-month U.S. Treasury bills, 1.18% for five-year U.S. Treasury notes, and 15.44% for 30-year U.S. Treasury bonds.
----------
(Source: Barclays Treasury Bellwethers).

   Some of Dimensional Fund Advisors LP's ("Dimensional" or the "Advisor") fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk- adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the portfolios employing the variable- maturity strategy continued to take term risk, reflecting the upward-sloping eligible yield curves.

   Some fixed income strategies are based on an approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk is taken to achieve the higher expected returns associated with increased risk. During the period under review, credit spreads continued to narrow, and the portfolios employing the variable credit approach began to underweight the lower tier of investment grade credits.

Fixed Income Portfolios' Performance Overview

LWAS/DFA Two-Year Fixed Income Portfolio

   The LWAS/DFA Two-Year Fixed Income Portfolio is designed to maximize total returns consistent with preservation of capital by investing in high-quality fixed income securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premiums. The average maturity of the Portfolio increased to 1.60 years on October 31, 2014, from
1.06 years on October 31, 2013.

   For the 12 months ended October 31, 2014, total returns were 0.31% for the Portfolio and 0.92% for The BofA Merrill Lynch 1-3 Year U.S. Corporate & Government Index. The Portfolio's focus on investment in AAA- and AA- rated securities detracted from the Portfolio's performance relative to the Index. The Index held an average weight of approximately 19% in single-A and BBB-rated securities which significantly outperformed the Index average return. Further detracting from to the Portfolio's relative underperformance as compared to the Index was the Portfolio's average weight of 28% in securities with less than one year to maturity. The Index does not hold securities maturing in less than one year and these names underperformed.

LWAS/DFA Two-Year Government Portfolio

   The LWAS/DFA Two-Year Government Portfolio is designed to maximize total returns consistent with preservation of capital by investing in U.S. government securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets are shifted based on the Advisor's expectations for term premiums. The average maturity of the Portfolio increased to 1.83 years on October 31, 2014, from 1.53 years on October 31, 2013.

   For the 12 months ended October 31, 2014, total returns were 0.39% for the Portfolio and 0.68% for The BofA Merrill Lynch 1-3 Year U.S. Treasury & Agency Index. The Portfolio's focus on investments with maturities of two years and less was the primary reason the Portfolio underperformed relative to the Index. The Index had a higher average weight in securities with maturities between 2-3 years and these names outperformed.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     Six Months Ended October 31, 2014
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/14  10/31/14    Ratio*   Period*
                                               --------- --------- ---------- --------
LWAS/DFA U.S. High Book to Market Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,055.60    0.34%    $1.76
Hypothetical 5% Annual Return................. $1,000.00 $1,023.49    0.34%    $1.73

LWAS/DFA Two-Year Fixed Income Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,000.90    0.28%    $1.41
Hypothetical 5% Annual Return................. $1,000.00 $1,023.79    0.28%    $1.43

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/14  10/31/14    Ratio*   Period*
                                        --------- --------- ---------- --------
LWAS/DFA Two-Year Government Portfolio
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,002.60    0.27%    $1.36
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.84    0.27%    $1.38

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   LWAS/DFA U.S. High Book to Market Portfolio.             100.0%

FIXED INCOME PORTFOLIOS

                   LWAS/DFA Two-Year Fixed Income Portfolio
              Corporate....................................  10.6%
              Government...................................  38.9%
              Foreign Corporate............................  15.2%
              Foreign Government...........................  24.7%
              Supranational................................  10.6%
                                                            -----
                                                            100.0%

                    LWAS/DFA Two-Year Government Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                   Value+
                                                                 -----------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of The DFA
      Investment Trust Company.................................. $68,207,016
                                                                 -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
         $31,341,543)........................................... $68,207,016
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
AGENCY OBLIGATIONS -- (20.4%)
Federal Home Loan Bank
    2.000%, 09/09/16............................. $3,795 $ 3,893,116
    0.500%, 09/28/16.............................  3,500   3,493,560
    0.625%, 10/14/16.............................  1,500   1,501,222
    0.500%, 10/17/16.............................  1,000     997,251
Federal Home Loan Mortgage Corporation
    0.500%, 05/13/16.............................  1,500   1,502,320
    0.875%, 10/14/16.............................  2,900   2,918,708
Federal National Mortgage Association
    0.625%, 08/26/16.............................  6,200   6,207,552
                                                         -----------
TOTAL AGENCY OBLIGATIONS.........................         20,513,729
                                                         -----------

BONDS -- (57.6%)
3M Co.
    1.375%, 09/29/16.............................    500     507,203
Agence Francaise de Developpement
    1.125%, 10/03/16.............................    250     251,917
Apple, Inc.
    0.450%, 05/03/16.............................  2,600   2,598,796
Australia & New Zealand Banking Group, Ltd.
    0.900%, 02/12/16.............................    500     502,266
Austria Government International Bond
    1.750%, 06/17/16.............................  2,000   2,040,500
Bank Nederlandse Gemeenten NV
    2.500%, 01/11/16.............................    600     615,121
    0.625%, 07/18/16.............................  2,200   2,200,880
Bank of Montreal
    1.300%, 07/15/16.............................    500     504,949
Bank of Nova Scotia (The)
    1.375%, 07/15/16.............................  1,100   1,110,320
Berkshire Hathaway Finance Corp.
    0.950%, 08/15/16.............................  1,000   1,005,626
Berkshire Hathaway, Inc.
    2.200%, 08/15/16.............................    131     134,486
Commonwealth Bank of Australia
    3.500%, 03/19/15.............................    300     303,242
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    2.125%, 10/13/15.............................    500     508,041
Council Of Europe Development Bank
    2.625%, 02/16/16.............................  1,000   1,029,179
    1.375%, 03/22/16.............................    600     607,914
    1.250%, 09/22/16.............................    750     758,751

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
BONDS -- (Continued)
European Bank for Reconstruction & Development
    2.500%, 03/15/16............................. $1,000 $1,029,532
    1.375%, 10/20/16.............................    500    507,556
European Investment Bank
    4.875%, 02/16/16.............................  2,000  2,115,812
    2.125%, 07/15/16.............................    500    513,474
    0.500%, 08/15/16.............................    200    199,889
FMS Wertmanagement AoeR
    0.625%, 04/18/16.............................  2,500  2,505,202
General Electric Capital Corp.
    1.000%, 01/08/16.............................  2,500  2,512,827
    1.500%, 07/12/16.............................    400    405,346
Hydro-Quebec
    2.000%, 06/30/16.............................  1,200  1,227,689
Inter-American Development Bank
    5.125%, 09/13/16.............................    500    541,248
International Bank for Reconstruction &
 Development
    2.125%, 03/15/16.............................  2,000  2,047,216
KFW
    1.250%, 10/05/16.............................  1,000  1,012,273
Kommunalbanken A.S.
    2.375%, 01/19/16.............................  1,700  1,740,198
    0.875%, 10/03/16.............................  1,000  1,004,154
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................    500    514,266
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................  2,000  2,056,768
    1.250%, 09/12/16.............................    500    505,575
National Australia Bank, Ltd.
    1.600%, 08/07/15.............................    500    504,755
Nederlandse Waterschapsbank NV
    0.750%, 03/29/16.............................  2,000  2,007,200
    2.125%, 06/16/16.............................    500    512,522
Nordic Investment Bank
    2.250%, 03/15/16.............................  1,000  1,024,740
Oesterreichische Kontrollbank AG
    4.875%, 02/16/16.............................  1,000  1,056,171
Ontario, Province of Canada
    4.750%, 01/19/16.............................    556    585,199
    2.300%, 05/10/16.............................  1,400  1,436,135
    1.000%, 07/22/16.............................    800    803,663
Royal Bank of Canada
    0.800%, 10/30/15.............................    450    451,836
    2.625%, 12/15/15.............................  2,000  2,045,876
Svensk Exportkredit AB
    0.625%, 05/31/16.............................  2,100  2,102,955
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................  1,750  1,817,662

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
BONDS -- (Continued)
Toronto-Dominion Bank (The)
    2.500%, 07/14/16............................. $  400 $   411,735
    1.500%, 09/09/16.............................  1,700   1,720,920
    2.375%, 10/19/16.............................    500     515,662
Toyota Motor Credit Corp.
#   2.800%, 01/11/16.............................  1,235   1,267,856
Wal-Mart Stores, Inc.
    0.600%, 04/11/16.............................  2,000   2,001,392
Westpac Banking Corp.
    3.000%, 08/04/15.............................  2,000   2,039,222
    1.125%, 09/25/15.............................    474     477,008
                                                         -----------
TOTAL BONDS......................................         57,900,725
                                                         -----------

U.S. TREASURY OBLIGATIONS -- (17.6%)
U.S. Treasury Notes
    0.375%, 04/30/16.............................  2,000   2,001,718
    0.625%, 07/15/16.............................  2,500   2,509,765
    1.500%, 07/31/16.............................  1,500   1,528,125
    0.625%, 08/15/16.............................  6,300   6,321,660
    1.000%, 08/31/16.............................  2,700   2,726,789
    1.000%, 09/30/16.............................  2,600   2,624,983
                                                         -----------
TOTAL U.S. TREASURY OBLIGATIONS..................         17,713,040
                                                         -----------

                                                       Face
                                                      Amount      Value+
                                                      ------      ------
                                                      (000)
COMMERCIAL PAPER -- (2.0%)
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
      0.716%, 05/06/16............................. $    2,000 $  1,992,272

                                                      Shares
                                                      ------        -
TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional Liquid Reserves,
       0.077%......................................  1,070,222    1,070,222
                                                               ------------

SECURITIES LENDING COLLATERAL -- (1.3%)
(S)@  DFA Short Term Investment Fund...............    112,879    1,306,013
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $100,451,980)..............................             $100,496,001
                                                               ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                  -------------------------------------------
                                   Level 1     Level 2   Level 3    Total
                                  ---------- ----------- ------- ------------
   Agency Obligations............         -- $20,513,729   --    $ 20,513,729
   Bonds.........................         --  57,900,725   --      57,900,725
   U.S. Treasury Obligations.....         --  17,713,040   --      17,713,040
   Commercial Paper..............         --   1,992,272   --       1,992,272
   Temporary Cash Investments.... $1,070,222          --   --       1,070,222
   Securities Lending Collateral.         --   1,306,013   --       1,306,013
                                  ---------- -----------   --    ------------
   TOTAL......................... $1,070,222 $99,425,779   --    $100,496,001
                                  ========== ===========   ==    ============

                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                Face
                                                               Amount     Value+
                                                              -------- ------------
                                                               (000)
U.S. TREASURY OBLIGATIONS -- (99.7%)
U.S. Treasury Notes
  0.500%, 06/15/16........................................... $ 17,200 $ 17,243,000
  1.500%, 06/30/16...........................................      230      234,187
  0.625%, 07/15/16...........................................    9,960    9,998,904
  1.500%, 07/31/16...........................................   10,250   10,442,188
  0.625%, 08/15/16...........................................    5,800    5,819,940
  1.000%, 08/31/16...........................................   32,700   33,024,449
  0.875%, 09/15/16...........................................    7,500    7,557,420
  1.000%, 09/30/16...........................................   35,000   35,336,315
  0.625%, 10/15/16...........................................   25,000   25,062,500
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS..............................           144,718,903
                                                                       ------------

                                                               Shares
                                                              --------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market Fund.  431,029      431,029
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $144,970,328).........................................          $145,149,932
                                                                       ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                     ------------------------------------------
                                     Level 1    Level 2    Level 3    Total
                                     -------- ------------ ------- ------------
 U.S. Treasury Obligations..........       -- $144,718,903   --    $144,718,903
 Temporary Cash Investments......... $431,029           --   --         431,029
                                     -------- ------------   --    ------------
 TOTAL.............................. $431,029 $144,718,903   --    $145,149,932
                                     ======== ============   ==    ============


                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment
 Company) at Value....................................................................................... $     68,207
Fund Shares Sold.........................................................................................           24
Prepaid Expenses and Other Assets........................................................................            5
                                                                                                          ------------
     Total Assets........................................................................................       68,236
                                                                                                          ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed...................................................................................            5
  Due to Advisor.........................................................................................            1
Accrued Expenses and Other Liabilities...................................................................           16
                                                                                                          ------------
     Total Liabilities...................................................................................           22
                                                                                                          ------------
NET ASSETS............................................................................................... $     68,214
                                                                                                          ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................................................    3,383,387
                                                                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................................. $      20.16
                                                                                                          ============
Investment in Affiliated Investment Company at Cost...................................................... $     31,342
                                                                                                          ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................................................... $     27,113
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...................          103
Accumulated Net Realized Gain (Loss).....................................................................        4,133
Net Unrealized Appreciation (Depreciation)...............................................................       36,865
                                                                                                          ------------
NET ASSETS............................................................................................... $     68,214
                                                                                                          ============
(1) NUMBER OF SHARES AUTHORIZED..........................................................................  300,000,000
                                                                                                          ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                          LWAS/DFA     LWAS/DFA
                                                                                          Two-Year     Two-Year
                                                                                        Fixed Income  Government
                                                                                         Portfolio    Portfolio
                                                                                        ------------ ------------
ASSETS:
Investments at Value (including $1,278 and $0 of securities on loan, respectively)..... $     98,120 $    144,719
Temporary Cash Investments at Value & Cost.............................................        1,070          431
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............        1,306           --
Receivables:
  Interest.............................................................................          323          201
  Fund Shares Sold.....................................................................           --           72
Prepaid Expenses and Other Assets......................................................            4            5
                                                                                        ------------ ------------
     Total Assets......................................................................      100,823      145,428
                                                                                        ------------ ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................        1,306           --
  Investment Securities Purchased......................................................          516           --
  Fund Shares Redeemed.................................................................           11          154
  Due to Advisor.......................................................................           13           19
Accrued Expenses and Other Liabilities.................................................           16           24
                                                                                        ------------ ------------
     Total Liabilities.................................................................        1,862          197
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     98,961 $    145,231
                                                                                        ============ ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    9,875,319   14,641,141
                                                                                        ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      10.02 $       9.92
                                                                                        ============ ============
Investments at Cost.................................................................... $     98,076 $    144,539
                                                                                        ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     98,699 $    144,588
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).           37           53
Accumulated Net Realized Gain (Loss)...................................................          181          410
Net Unrealized Appreciation (Depreciation).............................................           44          180
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     98,961 $    145,231
                                                                                        ============ ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000  300,000,000
                                                                                        ============ ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                           LWAS/DFA
                                                                          U.S. High    LWAS/DFA    LWAS/DFA
                                                                           Book to     Two-Year    Two-Year
                                                                            Market   Fixed Income Government
                                                                          Portfolio*  Portfolio   Portfolio
                                                                          ---------- ------------ ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends..............................................................   $1,374         --          --
  Income from Securities Lending.........................................       13         --          --
  Expenses Allocated from Affiliated Investment Company..................      (75)        --          --
                                                                            ------       ----        ----
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................    1,312         --          --
                                                                            ------       ----        ----
Fund Investment Income
  Interest...............................................................       --       $471        $567
                                                                            ------       ----        ----
     Total Investment Income.............................................       --        471         567
                                                                            ------       ----        ----
Fund Expenses
  Investment Advisory Services Fees......................................       --        147         219
  Administrative Services Fees...........................................        7         --          --
  Accounting & Transfer Agent Fees.......................................       20          9          12
  Shareholder Servicing Fees.............................................      103         78         117
  Custodian Fees.........................................................       --          3           2
  Filing Fees............................................................       17         19          20
  Shareholders' Reports..................................................        6          8          13
  Directors'/Trustees' Fees & Expenses...................................       --          1           1
  Professional Fees......................................................        5          6           9
  Other..................................................................        1          2           2
                                                                            ------       ----        ----
     Total Expenses......................................................      159        273         395
                                                                            ------       ----        ----
  Net Investment Income (Loss)...........................................    1,153        198         172
                                                                            ------       ----        ----
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    4,345        189         421
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................    4,401        (79)         16
                                                                            ------       ----        ----
  Net Realized and Unrealized Gain (Loss)................................    8,746        110         437
                                                                            ------       ----        ----
Net Increase (Decrease) in Net Assets Resulting from Operations..........   $9,899       $308        $609
                                                                            ======       ====        ====

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                          LWAS/DFA U.S. High Book  LWAS/DFA Two-Year      LWAS/DFA Two-Year
                                                          to Market Portfolio     Fixed Income Portfolio Government Portfolio
                                                          ----------------------  ---------------------  ------------------
                                                            Year        Year        Year        Year       Year       Year
                                                           Ended       Ended       Ended       Ended      Ended      Ended
                                                          Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,
                                                            2014        2013        2014        2013       2014       2013
                                                          --------    --------    --------    --------   --------   --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........................... $  1,153    $  1,142    $    198    $    244   $    172   $     72
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................    4,345       6,899         189         116        421        319
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................    4,401      11,517         (79)       (101)        16        (95)
                                                           --------    --------    --------   --------   --------   --------
     Net Increase (Decrease) in Net Assets Resulting
      from Operations....................................    9,899      19,558         308         259        609        296
                                                           --------    --------    --------   --------   --------   --------
Distributions From:
  Net Investment Income..................................   (1,033)     (1,172)       (185)       (271)      (114)      (116)
  Net Short-Term Gains...................................       --          --         (67)       (360)      (135)      (955)
  Net Long-Term Gains....................................   (2,398)         --         (48)        (44)      (180)       (29)
                                                           --------    --------    --------   --------   --------   --------
     Total Distributions.................................   (3,431)     (1,172)       (300)       (675)      (429)    (1,100)
                                                           --------    --------    --------   --------   --------   --------
Capital Share Transactions (1):
  Shares Issued..........................................    2,290       5,461      14,953      18,639     19,318     28,064
  Shares Issued in Lieu of Cash Distributions............    3,431       1,049         300         560        428        805
  Shares Redeemed........................................  (11,241)    (18,546)    (11,026)    (13,383)   (19,900)   (28,133)
                                                           --------    --------    --------   --------   --------   --------
     Net Increase (Decrease) from Capital Share
      Transactions.......................................   (5,520)    (12,036)      4,227       5,816       (154)       736
                                                           --------    --------    --------   --------   --------   --------
     Total Increase (Decrease) in Net Assets.............      948       6,350       4,235       5,400         26        (68)
Net Assets
  Beginning of Year......................................   67,266      60,916      94,726      89,326    145,205    145,273
                                                           --------    --------    --------   --------   --------   --------
  End of Year............................................ $ 68,214    $ 67,266    $ 98,961    $ 94,726   $145,231   $145,205
                                                           ========    ========    ========   ========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued..........................................      119         340       1,493       1,860      1,952      2,835
  Shares Issued in Lieu of Cash Distributions............      186          67          30          56         43         81
  Shares Redeemed........................................     (578)     (1,152)     (1,101)     (1,335)    (2,011)    (2,841)
                                                           --------    --------    --------   --------   --------   --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed.......................................     (273)       (745)        422         581        (16)        75
                                                           ========    ========    ========   ========   ========   ========
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)..................... $    103    $     38    $     37    $     24   $     53   $     (5)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              LWAS/DFA U.S. High Book to Market Portfolio
                                                              -------------------------------------------
                                                                Year     Year     Year     Year     Year
                                                               Ended    Ended    Ended    Ended    Ended
                                                              Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                2014     2013     2012     2011     2010
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 18.40  $ 13.84  $ 11.96  $ 11.52  $  9.80
                                                              -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.32     0.28     0.25     0.20     0.19
  Net Gains (Losses) on Securities (Realized and Unrealized).    2.41     4.57     1.87     0.44     1.72
                                                              -------  -------  -------  -------  -------
   Total from Investment Operations..........................    2.73     4.85     2.12     0.64     1.91
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.29)   (0.29)   (0.24)   (0.20)   (0.19)
  Net Realized Gains.........................................   (0.68)      --       --       --       --
                                                              -------  -------  -------  -------  -------
   Total Distributions.......................................   (0.97)   (0.29)   (0.24)   (0.20)   (0.19)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 20.16  $ 18.40  $ 13.84  $ 11.96  $ 11.52
============================================================= ======== ======== ======== ======== ========
Total Return.................................................   15.38%   35.41%   18.01%    5.48%   19.71%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $68,214  $67,266  $60,916  $62,759  $67,314
Ratio of Expenses to Average Net Assets (B)..................    0.34%    0.34%    0.34%    0.34%    0.35%
Ratio of Net Investment Income to Average Net Assets.........    1.67%    1.77%    1.93%    1.56%    1.78%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                LWAS/DFA Two-Year Fixed Income Portfolio
                                                              -------------------------------------------
                                                                Year     Year     Year     Year     Year
                                                               Ended    Ended    Ended    Ended    Ended
                                                              Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                2014     2013     2012     2011     2010
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 10.02  $ 10.07  $ 10.10  $ 10.13  $ 10.03
                                                              -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.02     0.03     0.04     0.05     0.08
  Net Gains (Losses) on Securities (Realized and Unrealized).    0.01       --     0.03     0.03     0.11
                                                              -------  -------  -------  -------  -------
   Total from Investment Operations..........................    0.03     0.03     0.07     0.08     0.19
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.02)   (0.03)   (0.04)   (0.06)   (0.09)
  Net Realized Gains.........................................   (0.01)   (0.05)   (0.06)   (0.05)      --
                                                              -------  -------  -------  -------  -------
   Total Distributions.......................................   (0.03)   (0.08)   (0.10)   (0.11)   (0.09)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 10.02  $ 10.02  $ 10.07  $ 10.10  $ 10.13
============================================================= ======== ======== ======== ======== ========
   Total Return..............................................    0.31%    0.26%    0.75%    0.73%    1.89%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $98,961  $94,726  $89,326  $92,897  $89,264
Ratio of Expenses to Average Net Assets......................    0.28%    0.29%    0.30%    0.30%    0.31%
Ratio of Net Investment Income to Average Net Assets.........    0.20%    0.27%    0.40%    0.54%    0.82%
Portfolio Turnover Rate......................................     122%      57%     102%      98%     113%
-----------------------------------------------------------------------------------------------------------

                                                                   LWAS/DFA Two-Year Government Portfolio
                                                              ------------------------------------------------
                                                                Year      Year      Year      Year      Year
                                                               Ended     Ended     Ended     Ended     Ended
                                                              Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                2014      2013      2012      2011      2010
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $   9.91  $   9.96  $   9.98  $  10.07  $  10.10
                                                              --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.01      0.01      0.02      0.04      0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).     0.03      0.02      0.04      0.02      0.13
                                                              --------  --------  --------  --------  --------
   Total from Investment Operations..........................     0.04      0.03      0.06      0.06      0.20
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.01)    (0.01)    (0.03)    (0.04)    (0.08)
  Net Realized Gains.........................................    (0.02)    (0.07)    (0.05)    (0.11)    (0.15)
                                                              --------  --------  --------  --------  --------
   Total Distributions.......................................    (0.03)    (0.08)    (0.08)    (0.15)    (0.23)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $   9.92  $   9.91  $   9.96  $   9.98  $  10.07
============================================================= ========  ========  ========  ========  ========
   Total Return..............................................     0.39%     0.26%     0.50%     0.66%     1.98%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $145,231  $145,205  $145,273  $178,442  $173,724
Ratio of Expenses to Average Net Assets......................     0.27%     0.28%     0.28%     0.29%     0.29%
Ratio of Net Investment Income to Average Net Assets.........     0.12%     0.05%     0.19%     0.41%     0.72%
Portfolio Turnover Rate......................................      225%      160%      111%      127%      166%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2014, the Feeder Fund owned 1% of the Series.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund, but is compensated for the investment advisory services it provides to the Feeder Fund's Master Fund. For the year ended October 31, 2014, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                Administrative   Advisory
                                                Services Fees  Services Fees
   -                                            -------------- -------------
   LWAS/DFA U.S. High Book to Market Portfolio.      0.01%           --
   LWAS/DFA Two-Year Fixed Income Portfolio....        --          0.15%
   LWAS/DFA Two-Year Government Portfolio......        --          0.15%

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                        Shareholder
                                                       Servicing Fees
          -                                            --------------
          LWAS/DFA U.S. High Book to Market Portfolio.      0.15%
          LWAS/DFA Two-Year Fixed Income Portfolio....      0.08%
          LWAS/DFA Two-Year Government Portfolio......      0.08%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                LWAS/DFA U.S. High Book to Market Portfolio. $3
                LWAS/DFA Two-Year Fixed Income Portfolio....  4
                LWAS/DFA Two-Year Government Portfolio......  7

E. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                            U.S. Government   Other Investment
                                               Securities        Securities
                                           ------------------ -----------------
                                           Purchases  Sales   Purchases  Sales
                                           --------- -------- --------- -------
 LWAS/DFA Two-Year Fixed Income Portfolio. $ 64,085  $ 54,281  $58,197  $60,647
 LWAS/DFA Two-Year Government Portfolio...  328,314   326,795       --       --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                Increase       Increase
                                                               (Decrease)     (Decrease)
                                                Increase     Undistributed   Accumulated
                                               (Decrease)    Net Investment  Net Realized
                                             Paid-In Capital     Income     Gains (Losses)
                                             --------------- -------------- --------------
LWAS/DFA U.S. High Book to Market Portfolio.      $263            $(55)         $(208)
LWAS/DFA Two-Year Fixed Income Portfolio....        --              --             --
LWAS/DFA Two-Year Government Portfolio......        --              --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2013........................................     $1,172            --     $1,172
2014........................................      1,033        $2,398      3,431
LWAS/DFA Two-Year Fixed Income Portfolio
2013........................................        631            44        675
2014........................................        252            48        300
LWAS/DFA Two-Year Government Portfolio
2013........................................      1,071            29      1,100
2014........................................        249           180        429

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- -----
LWAS/DFA U.S. High Book to Market Portfolio.      $58           $205      $263

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                             Undistributed                                 Total Net
                                             Net Investment                              Distributable
                                               Income and   Undistributed   Unrealized     Earnings
                                               Short-Term     Long-Term    Appreciation  (Accumulated
                                             Capital Gains  Capital Gains (Depreciation)    Losses)
                                             -------------- ------------- -------------- -------------
LWAS/DFA U.S. High Book to Market Portfolio.      $174         $4,067        $36,864        $41,105
LWAS/DFA Two-Year Fixed Income Portfolio....       148             73             44            265
LWAS/DFA Two-Year Government Portfolio......       471             --            180            651

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2014, the Portfolios did not use capital loss carryforwards.

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                Net Unrealized
                                             Federal   Unrealized   Unrealized   Appreciation
                                             Tax Cost Appreciation Depreciation (Depreciation)
                                             -------- ------------ ------------ --------------
LWAS/DFA U.S. High Book to Market Portfolio. $ 31,343   $36,864          --        $36,864
LWAS/DFA Two-Year Fixed Income Portfolio....  100,452        72        $(28)            44
LWAS/DFA Two-Year Government Portfolio......  144,970       210         (30)           180

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2014.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

   At October 31, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                              Percentage of
                                                  Number of    Outstanding
                                                 Shareholders    Shares
                                                 ------------ -------------
    LWAS/DFA U.S. High Book to Market Portfolio.      2            95%
    LWAS/DFA Two-Year Fixed Income Portfolio....      3            97%
    LWAS/DFA Two-Year Government Portfolio......      2            93%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                        DFA INVESTMENT DIMENSIONS GROUP

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIV.)
October 31, 2004-October 31, 2014

                                    [CHART]


                            LWAS/DFA International            MSCI World
                                 High Book to                ex USA Index
     END DATE                  Market Portfolio            (net dividends)
                               ----------------            ---------------

  10/2004                          $10,000                      $10,000
  11/2004                           10,742                       10,665
  12/2004                           11,274                       11,116
   1/2005                           11,156                       10,897
   2/2005                           11,594                       11,382
   3/2005                           11,306                       11,123
   4/2005                           10,959                       10,840
   5/2005                           10,973                       10,859
   6/2005                           11,147                       11,037
   7/2005                           11,640                       11,393
   8/2005                           12,027                       11,708
   9/2005                           12,359                       12,242
   10/2005                          12,168                       11,847
   11/2005                          12,387                       12,160
   12/2005                          12,992                       12,724
   1/2006                           13,873                       13,529
   2/2006                           14,007                       13,483
   3/2006                           14,597                       13,911
   4/2006                           15,329                       14,576
   5/2006                           14,709                       14,022
   6/2006                           14,612                       14,004
   7/2006                           14,831                       14,136
   9/2006                           15,547                       14,526
   10/2006                          16,237                       15,100
   11/2006                          16,773                       15,549
   12/2006                          17,423                       15,995
   1/2007                           17,747                       16,093
   2/2007                           17,731                       16,222
   3/2007                           18,302                       16,637
   4/2007                           19,219                       17,394
   5/2007                           19,876                       17,781
   7/2007                           19,168                       17,552
   8/2007                           18,951                       17,298
   9/2007                           19,938                       18,281
   10/2007                          20,899                       19,076
   1/2007                           19,632                       18,330
   12/2007                          19,208                       17,985
   1/2008                           17,645                       16,364
   2/2008                           17,419                       16,660
   3/2008                           17,621                       16,422
   4/2008                           18,403                       17,335
   5/2008                           18,412                       17,598
   6/2008                           16,587                       16,230
   7/2008                           16,115                       15,652
   8/2008                           15,438                       15,047
   9/2008                           13,634                       12,874
   10/2008                          10,212                       10,196
   11/2008                           9,585                        9,643
   12/2008                          10,288                       10,152
   1/2009                            8,864                        9,204
   2/2009                            7,775                        8,273
   3/2009                            8,623                        8,818
   4/2009                           10,216                        9,955
   5/2009                           11,725                       11,214
   6/2009                           11,547                       11,098
   7/2009                           12,910                       12,140
   8/2009                           13,649                       12,722
   9/2009                           14,349                       13,247
   10/2009                          13,778                       13,034
   11/2009                          14,178                       13,356
   12/2009                          14,338                       13,569
   1/2010                           13,516                       12,933
   2/2010                           13,559                       12,920
   3/2010                           14,623                       13,752
   4/2010                           14,377                       13,547
   5/2010                           12,688                       12,052
   6/2010                           12,454                       11,878
   7/2010                           14,022                       12,976
   8/2010                           13,333                       12,588
   9/2010                           14,758                       13,795
  10/2010                           15,273                       14,287
  11/2010                           14,493                       13,682
  12/2010                           15,845                       14,783
  1/2011                            16,521                       15,102
  2/2011                            17,072                       15,662
  3/2011                            16,599                       15,348
  4/2011                            17,482                       16,184
  5/2011                            16,836                       15,704
  6/2011                            16,604                       15,480
  7/2011                            16,075                       15,225
  8/2011                            14,344                       13,938
  9/2011                            12,778                       12,538
  10/2011                           14,005                       13,758
  11/2011                           13,537                       13,122
  12/2011                           13,167                       12,979
  1/2012                            14,055                       13,679
  2/2012                            14,789                       14,431
  3/2012                            14,661                       14,325
  4/2012                            14,131                       14,081
  5/2012                            12,386                       12,476
  6/2012                            13,260                       13,294
  7/2012                            13,208                       13,459
  8/2012                            13,749                       13,843
  9/2012                            14,234                       14,263
  10/2012                           14,409                       14,363
  11/2012                           14,637                       14,665
  12/2012                           15,359                       15,109
  1/2013                            16,079                       15,852
  2/2013                            15,586                       15,694
  3/2013                            15,630                       15,818
  4/2013                            16,408                       16,539
  5/2013                            16,199                       16,168
  6/2013                            15,634                       15,563
  7/2013                            16,696                       16,391
  8/2013                            16,580                       16,180
  9/2013                            17,810                       17,323
  10/2013                           18,431                       17,904
  11/2013                           18,489                       18,014
  12/2013                           18,903                       18,285
  1/2014                            18,208                       17,547
  2/2014                            19,230                       18,505
  3/2014                            19,101                       18,422
  4/2014                            19,412                       18,712
  5/2014                            19,620                       19,002
  6/2014                            19,876                       19,272
  7/2014                            19,412                       18,928
  8/2014                            19,412                       18,943
  9/2014                            18,567                       18,165       Past performance is not predictive of
  10/2014                           18,249                       17,877       future performance.
                                                                              The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           Average Annual         One         Five         Ten                would pay on fund distributions or the
           Total Return           Year        Years       Years               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                 -0.99%       5.78%       6.20%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2014

   Performance of non-U.S. developed markets was generally negative for the period. Only large cap growth stocks had positive returns. As measured by the MSCI world ex USA indices, large cap stocks outperformed small cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -0.15%
           MSCI World ex USA Small Cap Index.         -2.14%
           MSCI World ex USA Value Index.....         -0.62%
           MSCI World ex USA Growth Index....          0.31%

   During the period, the U.S. dollar (USD) appreciated against developed markets currencies, detracting from USD-denominated returns of non-U.S. securities in developed markets.

                           12 Months Ended October 31, 2014
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.55%             0.12%
                  Japan.............................    13.47%            -0.70%
                  Canada............................    12.71%             4.26%
                  France............................     1.34%            -6.61%
                  Switzerland.......................     9.61%             3.13%
                  Germany...........................     2.52%            -5.52%
                  Australia.........................     6.74%            -0.92%
                  Spain.............................    10.44%             1.78%
                  Hong Kong.........................    10.24%            10.21%
                  Sweden............................    13.18%            -1.03%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Portfolio's Performance Overview

LWAS/DFA International High Book to Market Portfolio

   The LWAS/DFA International High Book to Market Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 550 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2014, total returns were -0.99% for the Portfolio and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to value stocks. Value stocks, particularly those in Canada, generally underperformed the Index, which detracted from the Portfolio's relative performance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended October 31, 2014
     EXPENSE TABLES
                                      Beginning   Ending               Expenses
                                       Account   Account    Annualized   Paid
                                        Value     Value      Expense    During
                                      05/01/14   10/31/14     Ratio*   Period*
                                      ---------  ---------  ---------- --------
     LWAS/DFA International High Book to Market Portfolio**
     -
     Actual Fund Return.............. $1,000.00  $  940.10     0.49%    $2.40
     Hypothetical 5% Annual Return... $1,000.00  $1,022.74     0.49%    $2.50

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by country.

FEEDER FUND

                                                      Affiliated Investment Company
                                                      -----------------------------
LWAS/DFA International High Book to Market Portfolio.             100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                Value+
                                                              -----------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
        The DFA Investment Trust Company..................... $68,758,130
                                                              -----------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $58,674,585)................................ $68,758,130
                                                              ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated
 Investment Company) at Value.................................................................... $     68,758
Prepaid Expenses and Other Assets................................................................            5
                                                                                                  ------------
     Total Assets................................................................................       68,763
                                                                                                  ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed...........................................................................           76
  Due to Advisor.................................................................................            1
Accrued Expenses and Other Liabilities...........................................................           20
                                                                                                  ------------
     Total Liabilities...........................................................................           97
                                                                                                  ------------
NET ASSETS....................................................................................... $     68,666
                                                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................................................    7,976,825
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......................................... $       8.61
                                                                                                  ============
Investment in Affiliated Investment Company at Cost.............................................. $     58,675
                                                                                                  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $     56,953
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........          132
Accumulated Net Realized Gain (Loss).............................................................        1,499
Net Unrealized Foreign Exchange Gain (Loss)......................................................           (1)
Net Unrealized Appreciation (Depreciation).......................................................       10,083
                                                                                                  ============
NET ASSETS....................................................................................... $     68,666
                                                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................................................  200,000,000
                                                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO*

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

   Investment Income
     Dividends (Net of Foreign Taxes Withheld of $203)............. $ 3,578
     Income from Securities Lending................................      89
     Expenses Allocated from Affiliated Investment Company.........    (167)
                                                                    -------
        Total Investment Income....................................   3,500
                                                                    -------
   Expenses
     Administrative Services Fees..................................       8
     Accounting & Transfer Agent Fees..............................      23
     Shareholder Servicing Fees....................................     146
     Filing Fees...................................................      22
     Shareholders' Reports.........................................       7
     Directors'/Trustees' Fees & Expenses..........................       1
     Professional Fees.............................................       5
     Other.........................................................       1
                                                                    -------
        Total Expenses.............................................     213
                                                                    -------
     Net Investment Income (Loss)..................................   3,287
                                                                    -------
   Realized and Unrealized Gain (Loss)
     Net Realized Gain (Loss) on:
       Investment Securities Sold..................................   1,618
       Foreign Currency Transactions...............................     (12)
     Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  (5,439)
       Translation of Foreign Currency Denominated Amounts.........     (11)
                                                                    -------
     Net Realized and Unrealized Gain (Loss).......................  (3,844)
                                                                    -------
   Net Increase (Decrease) in Net Assets Resulting from Operations. $  (557)
                                                                    =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                          Year      Year
                                                                                         Ended     Ended
                                                                                        Oct. 31,  Oct. 31,
                                                                                          2014      2013
-                                                                                       --------  --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $  3,287  $  2,079
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................    1,618     3,625
    Futures............................................................................       --       (14)
    Foreign Currency Transactions......................................................      (12)      (20)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................   (5,439)   11,905
    Translation of Foreign Currency Denominated Amounts................................      (11)        6
                                                                                        --------  --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     (557)   17,581
                                                                                        --------  --------
Distributions From:
  Net Investment Income................................................................   (3,174)   (2,242)
  Net Short-Term Gains.................................................................     (145)       --
  Net Long-Term Gains..................................................................   (3,304)   (4,494)
                                                                                        --------  --------
     Total Distributions...............................................................   (6,623)   (6,736)
                                                                                        --------  --------
Capital Share Transactions (1):
  Shares Issued........................................................................    3,618     7,334
  Shares Issued in Lieu of Cash Distributions..........................................    6,622     5,799
  Shares Redeemed......................................................................  (12,295)  (12,977)
                                                                                        --------  --------
     Net Increase (Decrease) from Capital Share Transactions...........................   (2,055)      156
                                                                                        --------  --------
     Total Increase (Decrease) in Net Assets...........................................   (9,235)   11,001
Net Assets
  Beginning of Year....................................................................   77,901    66,900
                                                                                        --------  --------
  End of Year.......................................................................... $ 68,666  $ 77,901
                                                                                        ========  ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................      396       869
  Shares Issued in Lieu of Cash Distributions..........................................      736       723
  Shares Redeemed......................................................................   (1,356)   (1,527)
                                                                                        --------  --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     (224)       65
                                                                                        ========  ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $    132  $     64

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                Year      Year     Year     Year      Year
                                                               Ended     Ended    Ended    Ended     Ended
                                                              Oct. 31,  Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                                2014      2013     2012     2011      2010
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  9.50   $  8.22  $  8.68  $ 10.38   $  9.66
                                                              -------   -------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.39      0.25     0.28     0.32      0.22
  Net Gains (Losses) on Securities (Realized and Unrealized).   (0.47)     1.87    (0.10)   (1.09)     0.79
                                                              -------   -------  -------  -------   -------
   Total from Investment Operations..........................   (0.08)     2.12     0.18    (0.77)     1.01
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.38)    (0.27)   (0.28)   (0.31)    (0.23)
  Net Realized Gains.........................................   (0.43)    (0.57)   (0.36)   (0.62)    (0.06)
                                                              -------   -------  -------  -------   -------
   Total Distributions.......................................   (0.81)    (0.84)   (0.64)   (0.93)    (0.29)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  8.61   $  9.50  $  8.22  $  8.68   $ 10.38
============================================================= ========  ======== ======== ========  ========
Total Return.................................................   (0.99)%   27.91%    2.89%   (8.30)%   10.85%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $68,666   $77,901  $66,900  $72,856   $85,892
Ratio of Expenses to Average Net Assets (B)..................    0.50%     0.49%    0.50%    0.49%     0.50%
Ratio of Net Investment Income to Average Net Assets.........    4.28%     2.91%    3.49%    3.24%     2.29%
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, one of which, LWAS/DFA International High Book to Market Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports.

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2014, the Portfolio owned 1% of the Series.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2014, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $4 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended October 31, 2014, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a monthly Shareholder Servicing Fee to LWIF an effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $262 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter N of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains (losses) and gains on securities considered to be "passive foreign investment companies", tax equalization and foreign capital gains tax were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         Increase       Increase
                                                                        (Decrease)     (Decrease)
                                                         Increase     Undistributed   Accumulated
                                                        (Decrease)    Net Investment  Net Realized
                                                      Paid-In Capital     Income     Gains (Losses)
                                                      --------------- -------------- --------------
LWAS/DFA International High Book to Market Portfolio.      $129            $(45)          $(84)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term
                                                      Capital Gains  Capital Gains Total
                                                      -------------- ------------- ------
LWAS/DFA International High Book to Market Portfolio
2013.................................................     $2,242        $4,494     $6,736
2014.................................................      3,319         3,304      6,623

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term
                                                      Capital Gains  Capital Gains Total
                                                      -------------- ------------- -----
LWAS/DFA International High Book to Market Portfolio.      $89            $40      $129

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                            Undistributed                                 Total Net
                                            Net Investment                              Distributable
                                              Income and   Undistributed   Unrealized     Earnings
                                              Short-Term     Long-Term    Appreciation  (Accumulated
                                            Capital Gains  Capital Gains (Depreciation)    Losses)
                                            -------------- ------------- -------------- -------------
LWAS/DFA International High Book to Market
  Portfolio................................      $280         $1,482         $9,956        $11,718

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2014, the Portfolio did not utilize capital loss carryforwards.

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                              Net
                                                                                           Unrealized
                                                      Federal   Unrealized   Unrealized   Appreciation
                                                      Tax Cost Appreciation Depreciation (Depreciation)
                                                      -------- ------------ ------------ --------------
LWAS/DFA International High Book to Market Portfolio. $58,800     $9,958         --          $9,958

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2014.

F. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Other:

   At October 31, 2014, two shareholders held approximately 96% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

H. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of LWAS/DFA International High Book to Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

                               The U.S. Large Cap                Russell 1000
  END DATE                       Value Series                    Value Index
                               ------------------               -------------
  10/2004                          $10,000                         $10,000
  11/2004                           10,655                          10,506
  12/2004                           11,082                          10,858
  1/2005                            10,805                          10,665
  2/2005                            11,134                          11,018
  3/2005                            11,104                          10,867
  4/2005                            10,728                          10,672
  5/2005                            11,185                          10,929
  6/2005                            11,415                          11,049
  7/2005                            11,984                          11,368
  8/2005                            11,886                          11,319
  9/2005                            12,069                          11,478
  10/2005                           11,748                          11,186
  11/2005                           12,218                          11,552
  12/2005                           12,234                          11,621
  1/2006                            12,817                          12,072
  2/2006                            12,775                          12,146
  3/2006                            13,002                          12,311
  4/2006                            13,367                          12,624
  5/2006                            13,123                          12,305
  6/2006                            13,235                          12,383
  7/2006                            13,046                          12,684
  8/2006                            13,260                          12,897
  9/2006                            13,627                          13,154
  10/2006                           14,167                          13,584
  11/2006                           14,436                          13,894
  12/2006                           14,726                          14,206
  1/2007                            15,156                          14,388
  2/2007                            14,928                          14,164
  3/2007                            15,032                          14,383
  4/2007                            15,671                          14,914
  5/2007                            16,317                          15,452
  6/2007                            16,055                          15,091
  7/2007                            15,060                          14,393
  8/2007                            14,772                          14,554
  9/2007                            15,157                          15,054
  10/2007                           15,242                          15,056
  11/2007                           14,391                          14,320
  12/2007                           14,343                          14,182
  1/2008                            13,795                          13,614
  2/2008                            13,372                          13,043
  3/2008                            13,247                          12,945
  4/2008                            14,082                          13,577
  5/2008                            14,420                          13,555
  6/2008                            12,839                          12,257
  7/2008                            12,700                          12,213
  8/2008                            12,946                          12,421
  9/2008                            11,783                          11,508
  10/2008                            9,134                           9,516
  11/2008                            8,238                           8,834
  12/2008                            8,506                           8,956
  1/2009                             7,496                           7,926
  2/2009                             6,446                           6,867
  3/2009                             7,083                           7,455
  4/2009                             8,228                           8,254
  5/2009                             8,858                           8,764
  6/2009                             8,750                           8,699
  7/2009                             9,584                           9,411
  8/2009                            10,234                          9,904
  9/2009                            10,682                          10,286
  10/2009                           10,221                          9,971
  11/2009                           10,797                          10,533
  12/2009                           11,095                          10,720
  1/2010                            10,838                          10,418
  2/2010                            11,305                          10,747
  3/2010                            12,186                          11,447
  4/2010                            12,573                          11,743
  5/2010                            11,495                          10,778
  6/2010                            10,627                          10,171
  7/2010                            11,461                          10,860
  8/2010                            10,770                          10,395
  9/2010                            11,820                          11,201
  10/2010                           12,261                          11,538
  11/2010                           12,166                          11,476
  12/2010                           13,352                          12,382
  1/2011                            13,779                          12,662
  2/2011                            14,525                          13,129
  3/2011                            14,592                          13,181
  4/2011                            14,965                          13,532
  5/2011                            14,748                          13,389
  6/2011                            14,491                          13,115
  7/2011                            13,827                          12,680
  8/2011                            12,661                          11,888
  9/2011                            11,380                          10,990
  10/2011                           12,959                          12,248
  11/2011                           12,851                          12,185
  12/2011                           12,952                          12,430
  1/2012                            13,596                          12,901
  2/2012                            14,382                          13,415
  3/2012                            14,647                          13,813
  4/2012                            14,348                          13,672
  5/2012                            13,332                          12,870
  6/2012                            14,050                          13,509
  7/2012                            14,186                          13,649
  8/2012                            14,748                          13,945
  9/2012                            15,291                          14,388
  10/2012                           15,331                          14,317
  11/2012                           15,365                          14,311
  12/2012                           15,833                          14,607
  1/2013                            16,937                          15,556
  2/2013                            17,154                          15,779
  3/2013                            17,974                          16,405
  4/2013                            18,164                          16,653
  5/2013                            18,910                          17,080
  6/2013                            18,700                          16,929
  7/2013                            19,818                          17,844
  8/2013                            19,235                          17,167
  9/2013                            19,798                          17,597
  10/2013                           20,801                          18,367
  11/2013                           21,675                          18,880
  12/2013                           22,251                          19,358
  1/2014                            21,370                          18,670
  2/2014                            22,095                          19,478
  3/2014                            22,617                          19,943
  4/2014                            22,766                          20,132
  5/2014                            23,268                          20,427
  6/2014                            23,898                          20,961
  7/2014                            23,729                          20,603
  8/2014                            24,481                          21,361       Past performance is not predictive of
  9/2014                            23,878                          20,920       future performance.
  10/2014                           24,061                          21,390       The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           Average Annual          One          Five          Ten                redemption of fund shares.
           Total Return            Year         Years        Years               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2014, all rights
                                  15.67%        18.68%       9.18%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIV.)
October 31, 2004-October 31, 2014

                                    [CHART]

                          The DFA International            MSCI World ex
                              Value Series            USA Index (net dividends)
                            -----------------         ------------------------
 10/2004                         $10,000                      $10,000
 11/2004                          10,743                       10,665
 12/2004                          11,278                       11,116
 01/2005                          11,166                       10,897
 02/2005                          11,608                       11,382
 03/2005                          11,322                       11,123
 04/2005                          10,978                       10,840
 05/2005                          10,992                       10,859
 06/2005                          11,168                       11,037
 07/2005                          11,666                       11,393
 08/2005                          12,050                       11,708
 09/2005                          12,389                       12,242
 10/2005                          12,203                       11,847
 11/2005                          12,420                       12,160
 12/2005                          13,029                       12,724
 01/2006                          13,919                       13,529
 02/2006                          14,052                       13,483
 03/2006                          14,645                       13,911
 04/2006                          15,387                       14,576
 05/2006                          14,764                       14,022
 06/2006                          14,671                       14,004
 07/2006                          14,897                       14,136
 08/2006                          15,409                       14,537
 09/2006                          15,622                       14,526
 10/2006                          16,316                       15,100
 11/2006                          16,858                       15,549
 12/2006                          17,516                       15,995
 01/2007                          17,846                       16,093
 02/2007                          17,830                       16,222
 03/2007                          18,407                       16,637
 04/2007                          19,336                       17,394
 05/2007                          19,997                       17,781
 06/2007                          19,851                       17,798
 07/2007                          19,299                       17,552
 08/2007                          19,083                       17,298
 09/2007                          20,079                       18,281
 10/2007                          21,053                       19,076
 11/2007                          19,778                       18,330
 12/2007                          19,352                       17,985
 01/2008                          17,784                       16,364
 02/2008                          17,558                       16,660
 03/2008                          17,768                       16,422
 04/2008                          18,562                       17,335
 05/2008                          18,570                       17,598
 06/2008                          16,734                       16,230
 07/2008                          16,260                       15,652
 08/2008                          15,581                       15,047
 09/2008                          13,761                       12,874
 10/2008                          10,310                       10,196
 11/2008                           9,678                        9,643
 12/2008                          10,410                       10,152
 01/2009                           8,973                        9,204
 02/2009                           7,871                        8,273
 03/2009                           8,729                        8,818
 04/2009                          10,337                        9,955
 05/2009                          11,874                       11,214
 06/2009                          11,693                       11,098
 07/2009                          13,084                       12,140
 08/2009                          13,834                       12,722
 09/2009                          14,539                       13,247
 10/2009                          13,961                       13,034
 11/2009                          14,377                       13,356
 12/2009                          14,539                       13,569
 01/2010                          13,699                       12,933
 02/2010                          13,753                       12,920
 03/2010                          14,837                       13,752
 04/2010                          14,584                       13,547
 05/2010                          12,877                       12,052
 06/2010                          12,651                       11,878
 07/2010                          14,232                       12,976
 08/2010                          13,536                       12,588
 09/2010                          14,991                       13,795
 10/2010                          15,515                       14,287
 11/2010                          14,738                       13,682
 12/2010                          16,112                       14,783
 01/2011                          16,798                       15,102
 02/2011                          17,359                       15,662
 03/2011                          16,880                       15,348
 04/2011                          17,783                       16,184
 05/2011                          17,142                       15,704
 06/2011                          16,907                       15,480
 07/2011                          16,365                       15,225
 08/2011                          14,612                       13,938
 09/2011                          13,012                       12,538
 10/2011                          14,268                       13,758
 11/2011                          13,798                       13,122
 12/2011                          13,428                       12,979
 01/2012                          14,331                       13,679
 02/2012                          15,081                       14,431
 03/2012                          14,955                       14,325
 04/2012                          14,422                       14,081
 05/2012                          12,642                       12,476
 06/2012                          13,536                       13,294
 07/2012                          13,482                       13,459
 08/2012                          14,042                       13,843
 09/2012                          14,539                       14,263
 10/2012                          14,720                       14,363
 11/2012                          14,955                       14,665
 12/2012                          15,687                       15,109
 01/2013                          16,428                       15,852
 02/2013                          15,931                       15,694
 03/2013                          15,985                       15,818
 04/2013                          16,771                       16,539
 05/2013                          16,572                       16,168
 06/2013                          15,985                       15,563
 07/2013                          17,078                       16,391
 08/2013                          16,961                       16,180
 09/2013                          18,235                       17,323
 10/2013                          18,868                       17,904
 11/2013                          18,940                       18,014
 12/2013                          19,356                       18,285
 01/2014                          18,651                       17,547
 02/2014                          19,717                       18,505
 03/2014                          19,572                       18,422
 04/2014                          19,907                       18,712
 05/2014                          20,133                       19,002
 06/2014                          20,377                       19,272
 07/2014                          19,925                       18,928              Past performance is not predictive of
 08/2014                          19,934                       18,943              future performance.
 09/2014                          19,057                       18,165              The returns shown do not reflect the
 10/2014                          18,732                       17,877              deduction of taxes that a shareholder
           Average Annual          One          Five          Ten                  would pay on fund distributions or the
           Total Return            Year         Years        Years                 redemption of fund shares.
           ---------------------------------------------------------------         MSCI data copyright MSCI 2014, all
                                  -0.72%        6.06%        6.48%                 rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)



 U.S. Equity Market Review                   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index/SM/......... 20.69%

   Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 260 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were 15.67% for the Series and 16.46% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series generally excludes REITs and highly regulated utilities from eligibility while the Index holds stocks in these sectors. REITs and utilities generally outperformed other sectors during the period, which contributed to the Series' relative underperformance as compared to the Index. Lower book to market stocks outperformed higher book to market stocks within the index. The U.S. Large Cap Value Series had less weight than the index in lower book to market stocks, which detracted from relative performance.

 International Equity Market Review          12 Months Ended October 31, 2014

   Performance of non-U.S. developed markets was generally negative for the period. Only large cap growth stocks had positive returns. As measured by the MSCI world ex USA indices, large cap stocks outperformed small cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -0.15%
           MSCI World ex USA Small Cap Index.         -2.14%
           MSCI World ex USA Value Index.....         -0.62%
           MSCI World ex USA Growth Index....          0.31%

   During the period, the U.S. dollar (USD) appreciated against developed markets currencies, detracting from USD-denominated returns of non-U.S. securities in developed markets.

                           12 Months Ended October 31, 2014
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.55%             0.12%
                  Japan.............................    13.47%            -0.70%
                  Canada............................    12.71%             4.26%
                  France............................     1.34%            -6.61%
                  Switzerland.......................     9.61%             3.13%
                  Germany...........................     2.52%            -5.52%
                  Australia.........................     6.74%            -0.92%
                  Spain.............................    10.44%             1.78%
                  Hong Kong.........................    10.24%            10.21%
                  Sweden............................    13.18%            -1.03%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series is designed to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 550 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ending October 31, 2014, total returns were -0.72% for the Series and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to value stocks. Value stocks, particularly those in Canada, generally underperformed the Index, which detracted from the Series' relative performance.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended October 31, 2014
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/14  10/31/14    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,056.90    0.11%    $0.57
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.65    0.11%    $0.56

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $  941.00    0.22%    $1.08
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.22%    $1.12

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.3%
              Consumer Staples.............................   6.8%
              Energy.......................................  20.9%
              Financials...................................  20.7%
              Health Care..................................  10.6%
              Industrials..................................  12.1%
              Information Technology.......................   8.6%
              Materials....................................   3.3%
              Other........................................    --
              Telecommunication Services...................   4.4%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  11.5%
              Consumer Staples.............................   4.2%
              Energy.......................................  13.2%
              Financials...................................  35.2%
              Health Care..................................   4.0%
              Industrials..................................   9.0%
              Information Technology.......................   3.4%
              Materials....................................  11.3%
              Other........................................    --
              Telecommunication Services...................   5.1%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (95.1%)
Consumer Discretionary -- (11.7%)
    Comcast Corp. Class A................  9,873,756 $  546,512,395            3.0%
#   Comcast Corp. Special Class A........  3,813,064    210,252,349            1.1%
    General Motors Co....................  3,814,989    119,790,655            0.7%
    Time Warner Cable, Inc...............  1,876,119    276,183,478            1.5%
#   Time Warner, Inc.....................  5,052,904    401,554,281            2.2%
    Other Securities.....................               691,314,995            3.7%
                                                     --------------           -----
Total Consumer Discretionary.............             2,245,608,153           12.2%
                                                     --------------           -----
Consumer Staples -- (6.4%)
    Archer-Daniels-Midland Co............  2,861,952    134,511,744            0.7%
    CVS Health Corp......................  6,986,047    599,472,693            3.3%
    Mondelez International, Inc. Class A.  6,213,977    219,104,829            1.2%
    Other Securities.....................               283,040,723            1.5%
                                                     --------------           -----
Total Consumer Staples...................             1,236,129,989            6.7%
                                                     --------------           -----
Energy -- (19.8%)
    Anadarko Petroleum Corp..............  2,644,697    242,730,291            1.3%
    Apache Corp..........................  1,895,772    146,353,598            0.8%
    Chevron Corp.........................  5,620,609    674,192,050            3.7%
    ConocoPhillips.......................  6,993,622    504,589,827            2.7%
    Exxon Mobil Corp.....................  4,477,321    433,001,714            2.4%
    Hess Corp............................  1,628,606    138,122,075            0.7%
    Marathon Oil Corp....................  3,640,872    128,886,869            0.7%
    Marathon Petroleum Corp..............  1,752,484    159,300,796            0.9%
    National Oilwell Varco, Inc..........  1,968,548    142,995,327            0.8%
    Occidental Petroleum Corp............  2,823,071    251,055,704            1.4%
    Phillips 66..........................  2,603,498    204,374,593            1.1%
    Valero Energy Corp...................  2,806,975    140,601,378            0.8%
    Other Securities.....................               653,113,763            3.5%
                                                     --------------           -----
Total Energy.............................             3,819,317,985           20.8%
                                                     --------------           -----
Financials -- (19.7%)
    American International Group, Inc....  3,145,850    168,523,184            0.9%
    Bank of America Corp................. 16,826,224    288,738,004            1.6%
    Bank of New York Mellon Corp. (The)..  3,470,782    134,388,679            0.7%
    Capital One Financial Corp...........  2,096,624    173,537,568            0.9%
    Citigroup, Inc.......................  5,327,316    285,171,225            1.6%
    Goldman Sachs Group, Inc. (The)......    919,421    174,680,796            1.0%
    JPMorgan Chase & Co.................. 10,466,709    633,026,560            3.4%
    MetLife, Inc.........................  2,280,037    123,669,207            0.7%
    Morgan Stanley.......................  5,045,057    176,324,742            1.0%
    Prudential Financial, Inc............  1,229,198    108,833,191            0.6%
    Wells Fargo & Co.....................  4,057,795    215,428,337            1.2%
    Other Securities.....................             1,316,622,406            7.1%
                                                     --------------           -----
Total Financials.........................             3,798,943,899           20.7%
                                                     --------------           -----
Health Care -- (10.1%)
    Aetna, Inc...........................  2,009,110    165,771,666            0.9%
*   Express Scripts Holding Co...........  3,072,578    236,035,442            1.3%
    Pfizer, Inc.......................... 22,619,948    677,467,443            3.7%
    Thermo Fisher Scientific, Inc........  1,580,260    185,791,168            1.0%
    WellPoint, Inc.......................  1,674,297    212,116,687            1.1%
    Other Securities.....................               468,823,592            2.6%
                                                     --------------           -----
Total Health Care........................             1,946,005,998           10.6%
                                                     --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                            Shares       Value+      of Net Assets**
                                                            ------       ------      ---------------
Industrials -- (11.5%)
      CSX Corp...........................................  5,604,703 $   199,695,568            1.1%
      Eaton Corp. P.L.C..................................  1,690,402     115,606,593            0.6%
      FedEx Corp.........................................    828,737     138,730,574            0.8%
      General Electric Co................................ 21,597,811     557,439,502            3.0%
#     Norfolk Southern Corp..............................  1,681,939     186,089,731            1.0%
      Northrop Grumman Corp..............................  1,364,645     188,266,424            1.0%
      Southwest Airlines Co..............................  3,905,821     134,672,708            0.7%
      Union Pacific Corp.................................  2,788,102     324,674,478            1.8%
      Other Securities...................................                372,674,139            2.0%
                                                                     ---------------          ------
Total Industrials........................................              2,217,849,717           12.0%
                                                                     ---------------          ------
Information Technology -- (8.2%)
      Cisco Systems, Inc.................................  8,906,456     217,940,978            1.2%
      Hewlett-Packard Co.................................  9,619,949     345,163,770            1.9%
#     Intel Corp.........................................  9,210,936     313,263,933            1.7%
#*    Micron Technology, Inc.............................  3,654,213     120,917,908            0.7%
      Other Securities...................................                586,548,708            3.1%
                                                                     ---------------          ------
Total Information Technology.............................              1,583,835,297            8.6%
                                                                     ---------------          ------
Materials -- (3.2%)
      Freeport-McMoRan, Inc..............................  4,647,012     132,439,842            0.7%
      Other Securities...................................                474,065,162            2.6%
                                                                     ---------------          ------
Total Materials..........................................                606,505,004            3.3%
                                                                     ---------------          ------
Telecommunication Services -- (4.2%)
#     AT&T, Inc.......................................... 18,488,608     644,143,103            3.5%
      Other Securities...................................                161,208,509            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                805,351,612            4.4%
                                                                     ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                 52,328,955            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             18,311,876,609           99.6%
                                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                      7,528            0.0%
                                                                     ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.077%. 87,103,094      87,103,094            0.5%
                                                                     ---------------          ------

SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund..................... 74,271,257     859,318,447            4.7%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,592,557,040)...............................              $19,258,305,678          104.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,245,608,153           --   --    $ 2,245,608,153
  Consumer Staples............   1,236,129,989           --   --      1,236,129,989
  Energy......................   3,819,317,985           --   --      3,819,317,985
  Financials..................   3,798,943,899           --   --      3,798,943,899
  Health Care.................   1,946,005,998           --   --      1,946,005,998
  Industrials.................   2,217,849,717           --   --      2,217,849,717
  Information Technology......   1,583,835,297           --   --      1,583,835,297
  Materials...................     606,505,004           --   --        606,505,004
  Telecommunication Services..     805,351,612           --   --        805,351,612
  Utilities...................      52,328,955           --   --         52,328,955
Rights/Warrants...............              -- $      7,528   --              7,528
Temporary Cash Investments....      87,103,094           --   --         87,103,094
Securities Lending Collateral.              --  859,318,447   --        859,318,447
                               --------------- ------------   --    ---------------
TOTAL......................... $18,398,979,703 $859,325,975   --    $19,258,305,678
                               =============== ============   ==    ===============


                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (94.3%)
  AUSTRALIA -- (5.8%)
      Macquarie Group, Ltd............. 1,184,395 $ 64,009,420            0.7%
      National Australia Bank, Ltd..... 1,748,681   54,096,766            0.6%
      Santos, Ltd...................... 4,404,343   50,470,467            0.5%
      Suncorp Group, Ltd............... 3,736,013   48,613,845            0.5%
  #   Wesfarmers, Ltd.................. 2,317,545   90,193,505            1.0%
      Other Securities.................            266,392,193            2.8%
                                                  ------------            ----
  TOTAL AUSTRALIA......................            573,776,196            6.1%
                                                  ------------            ----

  AUSTRIA -- (0.1%)
      Other Securities.................             13,688,459            0.2%
                                                  ------------            ----

  BELGIUM -- (1.2%)
      Other Securities.................            115,542,460            1.2%
                                                  ------------            ----

  CANADA -- (7.8%)
      Canadian Natural Resources, Ltd.. 1,849,320   64,534,631            0.7%
  #   Manulife Financial Corp.......... 3,287,435   62,391,406            0.7%
      Suncor Energy, Inc............... 3,750,370  133,170,496            1.4%
      Other Securities.................            506,038,567            5.4%
                                                  ------------            ----
  TOTAL CANADA.........................            766,135,100            8.2%
                                                  ------------            ----

  CHINA -- (0.0%)
      Other Securities.................                 30,085            0.0%
                                                  ------------            ----

  DENMARK -- (1.4%)
      Other Securities.................            134,026,860            1.4%
                                                  ------------            ----

  FINLAND -- (0.7%)
      Other Securities.................             74,138,749            0.8%
                                                  ------------            ----

  FRANCE -- (8.0%)
      AXA SA........................... 4,004,754   92,503,906            1.0%
      BNP Paribas SA...................   783,124   49,213,123            0.5%
      Cie de St-Gobain................. 1,103,444   47,431,371            0.5%
      GDF Suez......................... 3,247,971   78,860,475            0.8%
      Orange SA........................ 3,989,277   63,510,770            0.7%
      Renault SA.......................   759,515   56,497,480            0.6%
      Societe Generale SA.............. 1,296,228   62,466,561            0.7%
      Vivendi SA....................... 3,686,124   90,049,366            1.0%
      Other Securities.................            244,827,209            2.6%
                                                  ------------            ----
  TOTAL FRANCE.........................            785,360,261            8.4%
                                                  ------------            ----

  GERMANY -- (6.3%)
      Allianz SE.......................   642,692  102,202,246            1.1%
      Bayerische Motoren Werke AG......   765,791   82,121,669            0.9%
      Daimler AG....................... 2,214,556  172,666,663            1.8%
      Other Securities.................            258,875,046            2.8%
                                                  ------------            ----
  TOTAL GERMANY........................            615,865,624            6.6%
                                                  ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
HONG KONG -- (2.7%)
    Hutchison Whampoa, Ltd..................  5,076,000 $   64,497,462            0.7%
    Other Securities........................               202,183,086            2.2%
                                                        --------------           -----
TOTAL HONG KONG.............................               266,680,548            2.9%
                                                        --------------           -----

IRELAND -- (0.2%)
    Other Securities........................                22,188,446            0.2%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                30,877,234            0.3%
                                                        --------------           -----

ITALY -- (1.8%)
    UniCredit SpA...........................  6,991,980     50,640,963            0.5%
    Other Securities........................               122,767,297            1.4%
                                                        --------------           -----
TOTAL ITALY.................................               173,408,260            1.9%
                                                        --------------           -----

JAPAN -- (21.0%)
    Honda Motor Co., Ltd....................  2,621,200     83,797,746            0.9%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    125,092,037            1.3%
    Mizuho Financial Group, Inc............. 51,323,400     93,527,433            1.0%
    Nippon Steel & Sumitomo Metal Corp...... 19,063,940     50,306,760            0.5%
    Nissan Motor Co., Ltd...................  5,844,900     53,315,418            0.6%
    NTT DOCOMO, Inc.........................  3,091,700     52,144,249            0.6%
    Sumitomo Mitsui Financial Group, Inc....  2,678,800    109,249,245            1.2%
    Other Securities........................             1,496,080,852           16.0%
                                                        --------------           -----
TOTAL JAPAN.................................             2,063,513,740           22.1%
                                                        --------------           -----

NETHERLANDS -- (3.2%)
*   ING Groep NV............................  6,479,202     92,784,515            1.0%
    Other Securities........................               221,541,679            2.4%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               314,326,194            3.4%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 9,374,710            0.1%
                                                        --------------           -----

NORWAY -- (0.8%)
    Other Securities........................                76,742,959            0.8%
                                                        --------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................                 3,873,915            0.0%
                                                        --------------           -----

SINGAPORE -- (1.2%)
    Other Securities........................               116,978,973            1.3%
                                                        --------------           -----

SPAIN -- (2.4%)
    Iberdrola SA............................ 11,714,112     82,923,213            0.9%
    Other Securities........................               153,903,256            1.6%
                                                        --------------           -----
TOTAL SPAIN.................................               236,826,469            2.5%
                                                        --------------           -----

SWEDEN -- (3.0%)
    Nordea Bank AB..........................  3,823,977     49,183,048            0.5%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     57,657,241            0.6%
    Other Securities........................               187,488,169            2.1%
                                                        --------------           -----
TOTAL SWEDEN................................               294,328,458            3.2%
                                                        --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------

SWITZERLAND -- (9.9%)
      ABB, Ltd................................  3,170,149 $   69,548,848            0.7%
      Holcim, Ltd.............................    887,877     63,016,649            0.7%
      Novartis AG.............................  2,434,443    225,923,258            2.4%
      Novartis AG ADR.........................    681,571     63,174,816            0.7%
      Swiss Re AG.............................  1,547,148    125,103,648            1.3%
      UBS AG..................................  4,344,251     75,538,418            0.8%
      Zurich Insurance Group AG...............    333,311    100,869,393            1.1%
      Other Securities........................               246,924,514            2.7%
                                                          --------------          ------
TOTAL SWITZERLAND.............................               970,099,544           10.4%
                                                          --------------          ------

UNITED KINGDOM -- (16.4%)
      Anglo American P.L.C....................  3,310,475     69,895,879            0.7%
#     Barclays P.L.C. Sponsored ADR...........  5,060,358     77,929,513            0.8%
      BP P.L.C. Sponsored ADR.................  7,387,909    321,078,524            3.4%
      Glencore P.L.C..........................  9,442,477     48,445,899            0.5%
      HSBC Holdings P.L.C.....................  9,197,250     93,769,306            1.0%
      HSBC Holdings P.L.C. Sponsored ADR......  2,089,967    106,630,116            1.1%
#     Royal Dutch Shell P.L.C. ADR(780259107).  3,323,210    248,144,091            2.7%
      Royal Dutch Shell P.L.C. ADR(780259206).    755,142     54,211,644            0.6%
      Standard Chartered P.L.C................  4,120,837     62,029,541            0.7%
      Vodafone Group P.L.C.................... 27,417,470     91,175,542            1.0%
      Vodafone Group P.L.C. Sponsored ADR.....  2,196,216     72,958,305            0.8%
      Other Securities........................               361,708,827            3.9%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................             1,607,977,187           17.2%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             9,265,760,431           99.2%
                                                          --------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities........................                20,887,882            0.2%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities........................                   241,112            0.0%
                                                          --------------          ------

SPAIN -- (0.0%)
      Other Securities........................                   648,719            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   889,831            0.0%
                                                          --------------          ------

                                                             Value+
                                                   -         ------             -

SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund.......... 46,617,671    539,366,448            5.8%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,769,870,982)................................   $9,826,904,592          105.2%
                                                          ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   18,343,012 $  555,433,184   --    $  573,776,196
  Austria.....................             --     13,688,459   --        13,688,459
  Belgium.....................      3,605,664    111,936,796   --       115,542,460
  Canada......................    766,135,100             --   --       766,135,100
  China.......................             --         30,085   --            30,085
  Denmark.....................             --    134,026,860   --       134,026,860
  Finland.....................      1,844,352     72,294,397   --        74,138,749
  France......................      4,069,567    781,290,694   --       785,360,261
  Germany.....................     60,551,498    555,314,126   --       615,865,624
  Hong Kong...................             --    266,680,548   --       266,680,548
  Ireland.....................      4,822,991     17,365,455   --        22,188,446
  Israel......................        752,406     30,124,828   --        30,877,234
  Italy.......................     21,181,850    152,226,410   --       173,408,260
  Japan.......................     69,435,900  1,994,077,840   --     2,063,513,740
  Netherlands.................     26,977,934    287,348,260   --       314,326,194
  New Zealand.................             --      9,374,710   --         9,374,710
  Norway......................      5,167,596     71,575,363   --        76,742,959
  Portugal....................             --      3,873,915   --         3,873,915
  Singapore...................             --    116,978,973   --       116,978,973
  Spain.......................      6,381,719    230,444,750   --       236,826,469
  Sweden......................     11,273,598    283,054,860   --       294,328,458
  Switzerland.................     96,770,573    873,328,971   --       970,099,544
  United Kingdom..............    924,692,710    683,284,477   --     1,607,977,187
Preferred Stocks
  Germany.....................             --     20,887,882   --        20,887,882
Rights/Warrants
  France......................             --        241,112   --           241,112
  Spain.......................             --        648,719   --           648,719
Securities Lending Collateral.             --    539,366,448   --       539,366,448
                               -------------- --------------   --    --------------
TOTAL......................... $2,022,006,470 $7,804,898,122   --    $9,826,904,592
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                              The U.S.       The DFA
                                                                                              Large Cap   International
                                                                                            Value Series* Value Series*
                                                                                            ------------- -------------
ASSETS:
Investments at Value (including $879,034 and $520,229 of securities on loan, respectively).  $18,311,884   $9,287,538
Temporary Cash Investments at Value & Cost.................................................       87,103           --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...................      859,318      539,366
Foreign Currencies at Value................................................................           --       17,690
Cash.......................................................................................       13,825        5,422
Receivables:
  Investment Securities Sold...............................................................       20,227       24,359
  Dividends, Interest and Tax Reclaims.....................................................       21,253       23,482
  Securities Lending Income................................................................          283          296
                                                                                             -----------   ----------
     Total Assets..........................................................................   19,313,893    9,898,153
                                                                                             -----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................................      859,318      539,366
  Investment Securities Purchased..........................................................       75,770       13,093
  Due to Advisor...........................................................................        1,485        1,536
Unrealized Loss on Foreign Currency Contracts..............................................           --            8
Accrued Expenses and Other Liabilities.....................................................          638          484
                                                                                             -----------   ----------
     Total Liabilities.....................................................................      937,211      554,487
                                                                                             -----------   ----------
NET ASSETS.................................................................................  $18,376,682   $9,343,666
                                                                                             ===========   ==========
Investments at Cost........................................................................  $11,646,135   $8,230,505
                                                                                             ===========   ==========
Foreign Currencies at Cost.................................................................  $        --   $   17,831
                                                                                             ===========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                               The U.S.      The DFA
                                                                              Large Cap   International
                                                                             Value Series Value Series
                                                                             ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $24,564, respectively).  $  334,109    $ 429,413
  Interest..................................................................          25            1
  Income from Securities Lending............................................       3,070       10,716
                                                                              ----------    ---------
     Total Investment Income................................................     337,204      440,130
                                                                              ----------    ---------
Expenses
  Investment Advisory Services Fees.........................................      16,749       18,658
  Accounting & Transfer Agent Fees..........................................         840          479
  Custodian Fees............................................................         177          807
  Shareholders' Reports.....................................................          24           14
  Directors'/Trustees' Fees & Expenses......................................         118           66
  Professional Fees.........................................................         320          255
  Other.....................................................................          71           82
                                                                              ----------    ---------
     Total Expenses.........................................................      18,299       20,361
                                                                              ----------    ---------
  Fees Paid Indirectly......................................................          --          (12)
                                                                              ----------    ---------
  Net Expenses..............................................................      18,299       20,349
                                                                              ----------    ---------
  Net Investment Income (Loss)..............................................     318,905      419,781
                                                                              ----------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................     755,725      173,096
    Foreign Currency Transactions...........................................          --       (1,763)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................   1,319,300     (672,491)
    Translation of Foreign Currency Denominated Amounts.....................          --       (1,379)
                                                                              ----------    ---------
  Net Realized and Unrealized Gain (Loss)...................................   2,075,025     (502,537)
                                                                              ----------    ---------
Net Increase (Decrease) in Net Assets Resulting from Operations.............  $2,393,930    $ (82,756)
                                                                              ==========    =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  The U.S. Large Cap      The DFA International
                                                                     Value Series              Value Series
                                                               ------------------------  -----------------------
                                                                   Year         Year        Year         Year
                                                                  Ended        Ended       Ended        Ended
                                                                 Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                                   2014         2013        2014         2013
                                                               -----------  -----------  ----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   318,905  $   250,494  $  419,781  $   252,489
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............................     755,725    1,042,669     173,096      394,216
    Futures...................................................          --           --          --       (1,587)
    Foreign Currency Transactions.............................          --           --      (1,763)      (2,158)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................   1,319,300    2,531,751    (672,491)   1,329,657
    Translation of Foreign Currency Denominated Amounts.......          --           --      (1,379)         544
                                                               -----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................   2,393,930    3,824,914     (82,756)   1,973,161
                                                               -----------  -----------  ----------  -----------
Transactions in Interest:
  Contributions...............................................   1,721,914    1,639,135   1,022,273    1,055,913
  Withdrawals.................................................    (578,150)  (1,214,213)   (387,981)  (1,475,193)
                                                               -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Transactions in Interest....   1,143,764      424,922     634,292     (419,280)
                                                               -----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets..................   3,537,694    4,249,836     551,536    1,553,881
Net Assets
  Beginning of Year...........................................  14,838,988   10,589,152   8,792,130    7,238,249
                                                               -----------  -----------  ----------  -----------
  End of Year................................................. $18,376,682  $14,838,988  $9,343,666  $ 8,792,130
                                                               ===========  ===========  ==========  ===========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $3, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                             The U.S. Large Cap Value Series
                                                              -------------------------------------------------------------
                                                                  Year         Year         Year        Year        Year
                                                                 Ended        Ended        Ended       Ended       Ended
                                                                Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                  2014         2013         2012        2011        2010
-----------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       15.67%       35.68%       18.31%       5.69%      19.96%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $18,376,682  $14,838,988  $10,589,152  $9,335,107  $8,816,400
Ratio of Expenses to Average Net Assets......................        0.11%        0.11%        0.12%       0.12%       0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................        0.11%        0.11%        0.12%       0.12%       0.12%
Ratio of Net Investment Income to Average Net Assets.........        1.90%        1.98%        2.15%       1.79%       2.02%
Portfolio Turnover Rate......................................          15%          15%          10%         14%         28%
-----------------------------------------------------------------------------------------------------------------------------

                                                                           The DFA International Value Series
                                                              ------------------------------------------------------------
                                                                  Year        Year        Year         Year        Year
                                                                 Ended       Ended       Ended        Ended       Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (0.72)%      28.18%       3.17%      (8.04)%      11.13%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,343,666   $8,792,130  $7,238,249  $6,955,907   $6,919,633
Ratio of Expenses to Average Net Assets......................       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Net Investment Income to Average Net Assets.........       4.50%        3.20%       3.75%       3.47%        2.55%
Portfolio Turnover Rate......................................         17%          15%         14%          9%          20%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and
(ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the year ended October 31, 2014, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.    $12

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2014, the total related amounts paid by the Trust to the CCO were $83 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $399
                    The DFA International Value Series.  284

E. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               Purchases    Sales
           -                                   ---------- ----------
           The U.S. Large Cap Value Series.... $3,909,998 $2,450,419
           The DFA International Value Series.  2,543,963  1,602,168

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net
                                                                            Unrealized
                                     Federal     Unrealized   Unrealized   Appreciation
                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                    ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series.... $12,592,751  $6,828,954   $(163,400)    $6,665,554
The DFA International Value Series.   8,784,721   1,642,679    (600,496)     1,042,183

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the

United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   The Period
                                    ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series....     0.85%       $11,241         11         $3        $32,996
The DFA International Value Series.     0.83%         8,088          9          2         16,208

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2014.

I. Securities Lending:

   As of October 31, 2014, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The U.S. Large Cap Value Series and The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $27,105 and $7,009 (in thousands), respectively. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2014.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2014.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were two Strategy Committee meetings held during the fiscal year ended October 31, 2014.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the DFA   Principal Occupation(s) During Past 5
 with the Fund, Address and   Term of Office/1/ and      Fund Complex/2/        Years and Other Directorships of Public
       Year of Birth           Length of Service             Overseen                       Companies Held
------------------------------------------------------------------------------------------------------------------------
                                           Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983       108 portfolios in 4      Leo Melamed Professor of Finance,
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     University of Chicago Booth School of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Business.
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       108 portfolios in 4      Steven G. Rothmeier Professor and
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Distinguished Service Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                                Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                                   School of Business (since 1965). Member
Booth School of Business                                                        and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                         Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                               (futures trading exchange) (since
1939                                                                            2004). Trustee, Harbor Fund (registered
                                                                                investment company) (29 Portfolios)
                                                                                (since 1994). Formerly, Member of the
                                                                                Board of Milwaukee Insurance Company
                                                                                (1997-2010).
------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       108 portfolios in 4      Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     School of Management (since 1984).
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                                   Capital Management, LLC (hedge fund and
P.O. Box 208200                                                                 asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                        to Morningstar Inc. (since 2006).
1943                                                                            Formerly, Director, BIRR Portfolio
                                                                                Analysis, Inc. (software products)
                                                                                (1990-2010).
------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       108 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010          investment companies     Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM.     DFAITC-Since 2010                                Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                                   Management and Economics, Graduate
School of Business                                                              School of Business, Stanford University
518 Memorial Way                                                                (since 1995). Cornerstone Research
Stanford, CA 94305-5015                                                         (expert testimony and economic and
1948                                                                            financial analysis) (since 2009).
                                                                                Formerly, Chairman of the President
                                                                                George W. Bush's Council of Economic
                                                                                Advisers (2006-2009). Formerly, Council
                                                                                of Economic Advisors, State of
                                                                                California (2005-2006). Formerly,
                                                                                Commissioner, White House Panel on Tax
                                                                                Reform (2005)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       108 portfolios in 4      Chief Investment Strategist, Janus
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                                   Graduate School of Business, Stanford
Advisors, LP                                                                    University (since 1981). Chairman,
6300 Bee Cave Road                                                              Ruapay Inc. (since 2013). Formerly,
Building 1                                                                      Chairman, Platinum Grove Asset
Austin, TX 78746                                                                Management, L.P. (hedge fund)
1941                                                                            (formerly, Oak Hill Platinum Partners)
                                                                                (1999-2009). Formerly, Director,
                                                                                American Century Fund Complex
                                                                                (registered investment companies) (43
                                                                                Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       108 portfolios in 4      Boris and Irene Stern Distinguished
Director of DFAIDG and DIG.    DIG-Since 2000          investment companies     Service Professor of Accounting,
Trustee of DFAITC and DEM.     DFAITC-Since 2000                                University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                                   Business (since 1980). Director, HNI
Booth School of Business                                                        Corporation (formerly known as HON
5807 S. Woodlawn Avenue                                                         Industries Inc.) (office furniture)
Chicago, IL 60637                                                               (since 2000). Director, Ryder System
1953                                                                            Inc. (transportation, logistics and
                                                                                supply-chain management) (since 2003).
                                                                                Trustee, UBS Funds (4 investment
                                                                                companies within the fund complex) (33
                                                                                portfolios) (since 2009). Formerly,
                                                                                Co-Director Investment Research,
                                                                                Fundamental Investment Advisors (hedge
                                                                                fund) (2008-2011).
------------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
     and Year of Birth       Length of Service            Overseen             Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981      108 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,  DIG-Since 1992         investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief       DFAITC-Since 1992                             Officer (until 1/1/2010) of the following companies:
Executive Officer            DEM-Since 1993                                Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road,                                                        Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009-2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and Co-
                                                                           Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009      108 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief   DIG-Since 2009         investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and        DFAITC-Since 2009                             2014), Director/Trustee, and formerly, Chief
Co-Chief Investment Officer  DEM-Since 2009                                Investment Officer (March 2007 - June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice President
                                                                           of the DFA Entities and Dimensional Fund Advisors
                                                                           Canada ULC. Director and Chief Investment Officer
                                                                           (since December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of                        Term of Office/1/ and
      Birth             Position        Length of Service           Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
                                                     Officers
----------------------------------------------------------------------------------------------------------------------
April A. Aandal    Vice President           Since 2008         Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta   Vice President           Since 2012         Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery    Vice President           Since 2005         Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow   Vice President           Since 1993         Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
----------------------------------------------------------------------------------------------------------------------
Peter Bergan       Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth  Vice President           Since 2007         Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown   Vice President and       Since 2001         Vice President and Assistant Secretary of all the
1967               Assistant Secretary                         DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler    Vice President           Since 2007         Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit  Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
James G. Charles   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
----------------------------------------------------------------------------------------------------------------------

   Name and Year of                         Term of Office/1/ and
        Birth                Position       Length of Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President          Since 2009         Vice President of all the DFA Entities. Co-Head of
1966                                                               Portfolio Management (since March 2012) and
                                                                   Senior Portfolio Manager (since January 2012) for
                                                                   Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                   Manager for Dimensional Fund Advisors LP (October
                                                                   2005 to January 2012).
-------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                               Counsel for Dimensional Fund Advisors LP (April
                                                                   2012 - January 2014); Vice President and Counsel
                                                                   for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President          Since 2004         Vice President of all the DFA Entities, DFA Australia
1972                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC. Head of Global Institutional Services for
                                                                   Dimensional Fund Advisors LP (since January
                                                                   2014). Formerly, Head of Institutional, North America
                                                                   (March 2012 to December 2013) and Head of
                                                                   Portfolio Management (January 2006 to March 2012)
                                                                   for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (September 2011-March 2013); Vice President at
                                                                   MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2010-March 2014); Vice President, Sales
                                                                   and Business Development at AdvisorsIG (PPMG)
                                                                   (2009-2010); Vice President at Credit Suisse (2007-
                                                                   2009).
-------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (2003-March 2014).
-------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President          Since 2012         Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President          Since 2007         Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1955                                                               Senior Vice President and Managing Director at
                                                                   State Street Bank & Trust Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and      Since 2004         Vice President and Chief Compliance Officer of all
1965                    Global Chief                               the DFA Entities, DFA Australia Limited, and
                        Compliance Officer                         Dimensional Fund Advisors Ltd. Chief Compliance
                                                                   Officer of Dimensional Fund Advisors Canada.
                                                                   Formerly, Vice President and Chief Compliance
                                                                   Officer for Dimensional SmartNest (US) LLC
                                                                   (October 2010- 2014).
-------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President          Since 1999         Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President          Since 1994         Vice President of all the DFA Entities, DFA Australia
1957                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC.
-------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director (January 2012-January 2014) and
                                                                   Senior Associate (August 2010-December 2011) for
                                                                   Dimensional Fund Advisors LP; MBA and MPA at
                                                                   the University of Texas at Austin (August 2007-May
                                                                   2010).
-------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1972                                                               Research Associate (August 2008-March 2010) and
                                                                   Research Assistant (April 2006-August 2008) for
                                                                   Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                         Term of Office/1/ and
       Birth              Position        Length of Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner   Vice President           Since 2001         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan       Vice President           Since 2014         Vice President of all the DFA Entities. Head of
1979                                                             Marketing for Dimensional Fund Advisors LP (since
                                                                 February 2013). Formerly, Senior Manager of
                                                                 Research and Marketing for Dimensional Fund
                                                                 Advisors LP (June 2012-January 2013); Director of
                                                                 Mutual Fund Analysis at Morningstar (January 2008-
                                                                 May 2012).
-----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice   Vice President and       Since 1998         Vice President and Assistant Secretary of all the
1965                 Assistant Secretary                         DFA Entities and DFA Australia Limited. Chief
                                                                 Operating Officer for Dimensional Fund Advisors
                                                                 Pte. Ltd. (since April 2013). Formerly, Chief
                                                                 Operating Officer for Dimensional Fund Advisors Ltd.
                                                                 (July 2008-March 2013).
-----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker  Vice President           Since 2004         Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall       Vice President           Since 2008         Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) for
                                                                 Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                 Manager for Dimensional Fund Advisors LP
                                                                 (September 2004-January 2012).
-----------------------------------------------------------------------------------------------------------------------
Edward A. Foley      Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (August 2011-January 2014); Senior Vice President
                                                                 of First Trust Advisors L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman    Vice President           Since 2009         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour     Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum       Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
-----------------------------------------------------------------------------------------------------------------------
Henry F. Gray        Vice President           Since 2000         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
John T. Gray         Vice President           Since 2007         Vice President of all the DFA Entities.
1974
-----------------------------------------------------------------------------------------------------------------------
Christian Gunther    Vice President           Since 2011         Vice President of all the DFA Entities. Senior Trader
1975                                                             for Dimensional Fund Advisors LP (since 2012).
                                                                 Formerly, Senior Trader (2009-2012).
-----------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins    Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP (January
                                                                 2011-January 2014); Vice President and Senior
                                                                 Counsel for State Street Global Advisors (November
                                                                 2008-January 2011).
-----------------------------------------------------------------------------------------------------------------------
Joel H. Hefner       Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Julie C. Henderson   Vice President and       Since 2005         Vice President and Fund Controller of all the DFA
1974                 Fund Controller                             Entities, Dimensional Cayman Commodity Fund I
                                                                 Ltd. and Dimensional Japan Ltd.
-----------------------------------------------------------------------------------------------------------------------
Kevin B. Hight       Vice President           Since 2005         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Christine W. Ho      Vice President           Since 2004         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Michael C. Horvath   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1960                                                             Managing Director, Co-Head Global Consultant
                                                                 Relations at BlackRock (2004-2011).
-----------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth                Position          Length of Service            Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon         Vice President               Since 2004         Vice President of all the DFA Entities and
1973                                                                 Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------------
Garret D. Jones      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                                 Manager of Sales and Marketing Systems (January
                                                                     2011-January 2014) and Project Manager (2007-
                                                                     2010) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones     Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                                 Facilities Manager for Dimensional Fund Advisors
                                                                     LP (October 2008-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President               Since 2014         Vice President of all the DFA Entities. Head of
1978                                                                 Operations for Financial Advisor Services for
                                                                     Dimensional Fund Advisors LP (since July 2014).
                                                                     Formerly, Counsel of Dimensional Fund Advisors LP
                                                                     (August 2011-January 2014); Associate at Andrews
                                                                     Kurth LLP (2006-2011).
---------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President and           Since 2003         Vice President of all the DFA Entities, Dimensional
1954                 Chief Operating Officer                         Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Chief Operating
                                                                     Officer of Dimensional Holdings Inc., DFA Securities
                                                                     LLC, Dimensional Fund Advisors LP, Dimensional
                                                                     Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd., Dimensional Advisors Ltd. And Dimensional
                                                                     Fund Advisors Pte. Ltd. Director, Vice President, and
                                                                     Chief Privacy Officer of Dimensional Fund Advisors
                                                                     Canada ULC. Director of DFA Australia Limited,
                                                                     Dimensional Fund Advisors Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Director and Vice
                                                                     President of Dimensional Hong Kong Limited and
                                                                     Dimensional Fund Advisors Pte. Ltd.
---------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (October 2004-January 2013).
---------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1948                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (April 2006-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President               Since 2010         Vice President of all the DFA Entities. Portfolio
1971                                                                 Manager for Dimensional Fund Advisors LP (since
                                                                     June 2004).
---------------------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                                 Creative Director for Dimensional Fund Advisors LP
                                                                     (September 2012-January 2014); Vice President and
                                                                     Global Creative Director at Morgan Stanley
                                                                     (2007-2012); Visiting Assistant Professor, Graduate
                                                                     Communications Design at Pratt Institute
                                                                     (2004-2012).
---------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President               Since 2011         Vice President of all the DFA Entities. Head of
1971                                                                 Defined Contribution Sales for Dimensional Fund
                                                                     Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President               Since 2004         Vice President of all the DFA Entities. Senior
1971                                                                 Portfolio Manager of Dimensional Fund Advisors LP
                                                                     (since January 2012). Formerly, Portfolio Manager
                                                                     for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1981                                                                 Senior Associate, Investment Analytics and Data
                                                                     (January 2012-December 2012) and Systems
                                                                     Developer (June 2007-December 2011) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1966                                                                 Regional Director (May 2010-January 2014) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President               Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (2007-2010).
---------------------------------------------------------------------------------------------------------------------------

 Name and Year of                          Term of Office/1/ and
      Birth               Position         Length of Service             Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Michael F. Lane     Vice President             Since 2004         Vice President of all the DFA Entities. Formerly,
1967                                                              Chief Executive Officer for Dimensional SmartNest
                                                                  (US) LLC (July 2012-November 2014).
-------------------------------------------------------------------------------------------------------------------------
Francis R. Lao      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly, Vice
1969                                                              President - Global Operations at Janus Capital
                                                                  Group (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
David F. LaRusso    Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1978                                                              Senior Trader (January 2010-December 2012) and
                                                                  Trader (2000-2009) for Dimensional Fund Advisors
                                                                  LP.
-------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee       Vice President             Since 2005         Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly,
1980                                                              Research Associate for Dimensional Fund Advisors
                                                                  LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------------------
John B. Lessley     Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1960                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu   Vice President             Since 2009         Vice President of all the DFA Entities.
1969
-------------------------------------------------------------------------------------------------------------------------
Peter Magnusson     Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1969                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2011-January 2014); Vice President at
                                                                  Columbia Management (2004-2010).
-------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell   Vice President             Since 2010         Vice President of all the DFA Entities and
1972                                                              Dimensional Cayman Commodity Fund I Ltd.
                                                                  Formerly, Counsel for Dimensional Fund Advisors
                                                                  LP (September 2006-January 2010).
-------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus     Vice President             Since 2008         Vice President of all DFA Entities and Head of
1970                                                              Global Human Resources for Dimensional Fund
                                                                  Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
David R. Martin     Vice President, Chief      Since 2007         Vice President, Chief Financial Officer and Treasurer
1956                Financial Officer and                         of all the DFA Entities. Director, Vice President,
                    Treasurer                                     Chief Financial Officer and Treasurer of Dimensional
                                                                  Fund Advisors Ltd., DFA Australia Limited,
                                                                  Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                                  Kong Limited, Dimensional Fund Advisors Canada
                                                                  ULC, and Dimensional Cayman Commodity Fund I
                                                                  Ltd. Director of Dimensional Funds plc and
                                                                  Dimensional Funds II plc. Statutory Auditor of
                                                                  Dimensional Japan Ltd. Formerly, Chief Financial
                                                                  Officer, Treasurer and Vice President of Dimensional
                                                                  SmartNest (US) LLC (October 2010-November
                                                                  2014).
-------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune    Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1975                                                              Regional Director of Dimensional Fund Advisors LP
                                                                  (January 2009-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis   Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1984                                                              Regional Director (January 2009-January 2014) and
                                                                  Senior Associate (2011) for Dimensional Fund
                                                                  Advisors LP; Investment Consultant (March 2010-
                                                                  December 2010) and Investment Analyst (December
                                                                  2007-March 2010) at Towers Watson.
-------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson  Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                              Manager, Investment Systems (2011-January 2013)
                                                                  and Project Manager (2007-2010) for Dimensional
                                                                  Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth               Position            Length of Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                      Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                                LP (since December 2012). Formerly, Chief
                                                                       Compliance Officer of Wellington Management
                                                                       Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities and
1974                                                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                       General Counsel, Funds (since 2011). Formerly,
                                                                       Counsel for Dimensional Fund Advisors LP (2007-
                                                                       2010).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                       Dimensional Fund II plc.
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       July 2005).
-----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President         Since 2010                 Vice President of all the DFA Entities. Formerly,
1978                                                                   Senior Compliance Officer (January 2008-January
                                                                       2010) and Compliance Officer (February 2006-
                                                                       December 2007) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (2012-January 2013); Senior Consultant (June 2011-
                                                                       December 2011) and Senior Investment Analyst and
                                                                       Consultant (July 2008-June 2011) at Hewitt
                                                                       EnnisKnupp.
-----------------------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President         Since 1993                 Vice President of all the DFA Entities, DFA Australia
1961                                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President         Since 2011                 Vice President of all the DFA Entities. Portfolio
1970                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       2006).
-----------------------------------------------------------------------------------------------------------------------------
Theodore W. Randall  Vice President         Since 2008                 Vice President of all the DFA Entities. Formerly,
1973                                                                   Research Associate for Dimensional Fund Advisors
                                                                       LP (2006 to 2008).
-----------------------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1967                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014); Vice President at
                                                                       BlackRock (2009-2010).
-----------------------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1969                                                                   Planning and Analysis Manager for Dimensional
                                                                       Fund Advisors LP (July 2007-January 2014).
-----------------------------------------------------------------------------------------------------------------------------

 Name and Year of                    Term of Office/1/ and
       Birth            Position     Length of Service            Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1981                                                        Research Associate (June 2011-January 2012) for
                                                            Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President      Since 2005         Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1960                                                        Senior Manager, Human Resources for Dimensional
                                                            Fund Advisors LP (January 2012-January 2014);
                                                            Director of Human Resources at Spansion, Inc.
                                                            (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1959                                                        Client Systems Manager for Dimensional Fund
                                                            Advisors LP (July 2008-January 2010); Senior
                                                            Manager at Vanguard (November 1997-July 2008).
------------------------------------------------------------------------------------------------------------------
Walid A. Shinnawi    Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1961                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (March 2006-January 2010).
------------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President      Since 2009         Vice President of all the DFA Entities. Formerly,
1965                                                        Investment Operations Manager for Dimensional
                                                            Fund Advisors LP (May 2007-January 2009).
------------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President      Since 2007         Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1981                                                        Manager for Dimensional Fund Advisors LP (since
                                                            January 2012). Formerly, Investment Associate for
                                                            Dimensional Fund Advisors LP (August 2010-
                                                            December 2011).
------------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President      Since 2007         Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1977                                                        Manager of Dimensional Fund Advisors LP (since
                                                            January 2010).
------------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                        Project Manager for Dimensional Fund Advisors LP
                                                            (2007-2010).
------------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President      Since 2004         Vice President of all the DFA Entities and
1956                                                        Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------
Carl G. Snyder       Vice President      Since 2000         Vice President of all the DFA Entities.
1963
------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President      Since 2004         Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1973                                                        Manager, Investment Analytics and Data (2012-
                                                            January 2013) and Research Assistant (2002-2011)
                                                            for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Erik T. Totten       Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1980                                                        Regional Director (2010-January 2013) and Senior
                                                            Associate (2007-2009) for Dimensional Fund
                                                            Advisors LP.
------------------------------------------------------------------------------------------------------------------
John H. Totten       Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1978                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (January 2008-January 2012).
------------------------------------------------------------------------------------------------------------------
Robert C. Trotter    Vice President      Since 2009         Vice President of all the DFA Entities.
1958
------------------------------------------------------------------------------------------------------------------
Karen E. Umland      Vice President      Since 1997         Vice President of all the DFA Entities, DFA Australia
1966                                                        Limited, Dimensional Fund Advisors Ltd., and
                                                            Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------

  Name and Year of                    Term of Office/1/ and
       Birth             Position     Length of Service           Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (September 2008-January 2014).
----------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President      Since 2009         Vice President of all the DFA Entities. Portfolio
1970                                                         Manager for Dimensional Fund Advisors LP (since
                                                             2004).
----------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President      Since 1997         Vice President of all the DFA Entities.
1951
----------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President      Since 2007         Vice President of all the DFA Entities.
1976
----------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President      Since 2005         Vice President of all the DFA Entities.
1955
----------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1978                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (2005-2010).
----------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)


   For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2013 to October 31, 2014, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                            Qualifying
                                        Net                                                For Corporate
                                    Investment    Short-Term     Long-Term                   Dividends   Qualifying     U.S.
                                      Income     Capital Gain  Capital Gain      Total       Received     Dividend   Government
Dimensional Investment Group Inc.  Distributions Distributions Distributions Distributions Deduction (1) Income (2) Interest (3)
---------------------------------  ------------- ------------- ------------- ------------- ------------- ---------- ------------
  LWAS/DFA U.S. High Book to
    Market Portfolio..............      29%           --            71%           100%          100%        100%         --
  LWAS/DFA Two-Year Fixed
    Income Portfolio..............      62%           22%           16%           100%           --          --          33%
  LWAS/DFA Two-Year
    Government Portfolio..........      27%           31%           42%           100%           --          --         100%

DFA Investment Dimensions Group
Inc.
-------------------------------
  LWAS/DFA International High
    Book to Market Portfolio......      48%            2%           50%           100%          100%        100%         --

                                                                    Qualifying
                                                                      Short-
                                    Foreign    Foreign   Qualifying    Term
                                      Tax       Source    Interest   Capital
Dimensional Investment Group Inc.  Credit (4) Income (5) Income (6)  Gain (7)
---------------------------------  ---------- ---------- ---------- ----------
  LWAS/DFA U.S. High Book to
    Market Portfolio..............     --         --        100%       100%
  LWAS/DFA Two-Year Fixed
    Income Portfolio..............     --         --        100%       100%
  LWAS/DFA Two-Year
    Government Portfolio..........     --         --        100%       100%

DFA Investment Dimensions Group
Inc.
-------------------------------
  LWAS/DFA International High
    Book to Market Portfolio......      2%       100%       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103114-003A

[LOGO]

ANNUAL REPORT

year ended: October 31, 2014

DFA Investment Dimensions Group Inc.
Dimensional Retirement Fixed Income Fund II
Dimensional Retirement Fixed Income Fund III

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2014

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                    Page
                                                                    ----
        Letter to Shareholders
        Definitions of Abbreviations and Footnotes.................   1
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   3
           Disclosure of Fund Expenses.............................   5
           Disclosure of Portfolio Holdings........................   7
           Schedules of Investments
               Dimensional Retirement Fixed Income Fund II.........   8
               Dimensional Retirement Fixed Income Fund III........   9
           Statements of Assets and Liabilities....................  10
           Statements of Operations................................  11
           Statements of Changes in Net Assets.....................  12
           Financial Highlights....................................  13
           Notes to Financial Statements...........................  14
           Report of Independent Registered Public Accounting Firm.  20
        Fund Management............................................  21
        Voting Proxies on Fund Portfolio Securities................  32
        Notice to Shareholders.....................................  33

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Footnotes
+    See Note B to Financial Statements.
^^^  Face Amount of security is not adjusted for inflation.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Funds.
(C)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)  Non-Annualized
(E)  Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DIMENSIONAL RETIREMENT FIXED INCOME FUND II VS.
BARCLAYS U.S. TREASURY INFLATION PROTECTED SECURITIES (TIPS) INDEX (SERIES-L) May 16, 2012-October 31, 2014

                                    [CHART]

              Dimensional Retirement Fixed     Barclays U.S. Treasury Inflation
                      Income Fund II             Protected Securities (TIPS)
                                                       Index (Series-L)
           ------------------------------------       ------------------
 5/16/12                    10,000                         10,000
 5/31/12                    10,070                         10,117
 6/30/12                    10,015                         10,061
 7/31/12                    10,166                         10,252
 8/31/12                    10,146                         10,222
 9/30/12                    10,217                         10,274
10/31/12                    10,287                         10,363
11/30/12                    10,328                         10,413
12/31/12                    10,262                         10,345
 1/31/13                    10,190                         10,275
 2/28/13                    10,201                         10,278
 3/31/13                    10,221                         10,307
 4/30/13                    10,303                         10,389
 5/31/13                     9,864                          9,936
 6/30/13                     9,449                          9,580
 7/31/13                     9,531                          9,650
 8/31/13                     9,357                          9,510
 9/30/13                     9,553                          9,648
10/31/13                     9,574                          9,701
11/30/13                     9,512                          9,595
12/31/13                     9,339                          9,455
 1/31/14                     9,544                          9,641
 2/28/14                     9,575                          9,685
 3/31/14                     9,503                          9,639
 4/30/14                     9,627                          9,769
 5/31/14                     9,833                          9,976
 6/30/14                     9,859                         10,006
 7/31/14                     9,849                         10,008
 8/31/14                     9,901                         10,052                  Past performance is not predictive of
 9/30/14                     9,648                          9,801                  future performance.
10/31/14                     9,731                          9,885                  The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
            Average Annual         One            Since                            would pay on fund distributions or the
            Total Return           Year         Inception                          redemption of fund shares.
            -----------------------------------------------------                  Barclays Capital data provided by
                                   1.64%         -1.10%                            Barclays Bank PLC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIMENSIONAL RETIREMENT FIXED INCOME FUND III VS.
CITI U.S. INFLATION-LINKED SECURITIES INDEX, 20+ YEARS
March 7, 2012-October 31, 2014

                                    [CHART]

             Dimensional Retirement Fixed         Citi U.S. Inflation-Linked
                     Income Fund III              Securities Index, 20+ Years
           --------------------------------       ---------------------------
 3/07/12                 10,000                               10,000
 3/31/12                  9,770                                9,821
 4/30/12                 10,310                               10,266
 5/31/12                 10,890                               10,921
 6/30/12                 10,751                               10,847
 7/31/12                 11,403                               11,424
 8/31/12                 11,152                               11,175
 9/30/12                 11,092                               11,148
10/31/12                 11,423                               11,432
11/30/12                 11,464                               11,528
12/31/12                 11,239                               11,314
 1/31/13                 10,847                               10,952
 2/28/13                 10,817                               10,947
 3/31/13                 10,666                               10,809
 4/30/13                 11,159                               11,318
 5/31/13                  9,842                               10,024
 6/30/13                  9,044                                9,391
 7/31/13                  9,014                                9,290
 8/31/13                  8,659                                9,022
 9/30/13                  8,881                                9,195
10/31/13                  8,963                                9,258
11/30/13                  8,545                                8,887
12/31/13                  8,309                                8,696
 1/31/14                  8,963                                9,275
 2/28/14                  8,983                                9,321
 3/31/14                  9,075                                9,416
 4/30/14                  9,423                                9,747
 5/31/14                  9,893                               10,169
 6/30/14                  9,981                               10,258
 7/31/14                 10,097                               10,411
 8/31/14                 10,432                               10,698             Past performance is not predictive of
 9/30/14                  9,762                               10,063             future performance.
10/31/14                 10,059                               10,362             The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
           Average Annual          One            Since                          would pay on fund distributions or the
           Total Return            Year         Inception                        redemption of fund shares.
           ------------------------------------------------------                Citigroup bond indices copyright 2014
                                  12.22%          0.22%                          by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 Fixed Income Market Review                  12 Months Ended October 31, 2014

   U.S. and developed international fixed income markets generally experienced flattening yield curves for the year ended October 31, 2014. In the case of the U.S. and U.K., while longer-term bond yields declined, most shorter-term bond yields increased slightly. The Eurozone saw a sharp decline in bond yields across the curve with the largest declines in longer-term bonds. On average, investment grade credit did well for the year, outperforming government bonds of similar duration. The one-month U.S. Treasury bill yield edged even lower during the period, while the yield on ten-year U.S. Treasury notes decreased to 2.34%.

                                       October 31, 2013 October 31, 2014 Change
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.03%            0.00%       -0.03%
 Ten-Year U.S. Treasury Notes (yield).      2.56%            2.34%       -0.22%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than in others. For the 12 months ended October 31, 2014, total returns were 0.07 % for three-month U.S. Treasury bills, 1.18% for five-year U.S. Treasury notes, and 15.44% for 30-year U.S. Treasury bonds.

(Source: Barclays Treasury Bellwethers).

   Some of Dimensional Fund Advisors LP's ("Dimensional" or the "Advisor") fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the portfolios employing the variable-maturity strategy continued to take term risk, reflecting the upward-sloping eligible yield curves.

   Some fixed income strategies are based on an approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk is taken to achieve the higher expected returns associated with increased risk. During the period under review, credit spreads continued to narrow, and the portfolios employing the variable credit approach began to underweight the lower tier of investment grade credits.

Dimensional Retirement Fixed Income Fund II

   The Dimensional Retirement Fixed Income Fund II seeks to provide total return comprised of income and capital appreciation consistent with inflation-protected instruments. The Advisor generally purchases shares of the DFA Inflation-Protected Securities Portfolio, DFA One-Year Fixed Income Portfolio, and the Dimensional Retirement Fixed Income Fund III (collectively, the "Underlying Funds"). The average maturity of the Fund, based on the market value-weighted average holdings of the Underlying Funds, was unchanged at 8.42 years on October 31, 2014, from 8.42 years on October 31, 2013.

   For the 12 months ended October 31, 2014, total returns were 1.64% for the Fund and 1.90% for the Barclays U.S. Treasury Inflation Protected Securities
(TIPS) Index (Series-L). The Fund's average allocation during the period was approximately 92% in the DFA Inflation-Protected Securities Portfolio, 7% in the DFA One-Year Fixed Income Portfolio, and 1% in the Dimensional Retirement Fixed Income Fund III. The Fund's underperformance was primarily due to structural differences with the Index. The Fund's limited exposure to TIPS in the 20- to 30-year maturity range, which outperformed short- and intermediate-term TIPS during this period, detracted from the relative performance of the Fund as compared to the Index.

Dimensional Retirement Fixed Income Fund III

   The Dimensional Retirement Fixed Income Fund III seeks to provide total return comprised of income and capital appreciation consistent with long-term inflation protection by investing generally in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities greater than ten years. The average maturity of the Fund decreased to 27.96 years on October 31, 2014, from 28.72 years on October 31, 2013.

   For the 12 months ended October 31, 2014, total returns were 12.22% for the Fund and 11.92% for the Citigroup U.S. Inflation-Linked Securities Index, 20+ Years. Throughout the period, the Fund's duration was longer than the duration of the Index as the Fund concentrated its investments in TIPS near 30 years in maturity. The Fund outperformed its benchmark as the long end of the real rate curve experienced a decrease in rates.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     Six Months Ended October 31, 2014
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/14  10/31/14    Ratio*   Period*
                                               --------- --------- ---------- --------
Dimensional Retirement Fixed Income Fund II**
---------------------------------------------
Actual Fund Return                             $1,000.00 $1,010.80    0.40%    $2.03
Hypothetical 5% Annual Return                  $1,000.00 $1,023.19    0.40%    $2.04
Dimensional Retirement Fixed Income Fund III
--------------------------------------------
Actual Fund Return                             $1,000.00 $1,067.50    0.40%    $2.08
Hypothetical 5% Annual Return                  $1,000.00 $1,023.19    0.40%    $2.04

DISCLOSURE OF FUND EXPENSES
CONTINUED

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

FUNDS OF FUNDS

                                                Affiliated Investment Company
                                                -----------------------------
   Dimensional Retirement Fixed Income Fund II.             100.0%

FIXED INCOME PORTFOLIO

                 Dimensional Retirement Fixed Income Fund III
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                  DIMENSIONAL RETIREMENT FIXED INCOME FUND II

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                               Shares   Value+
                                                               ------ ----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc......................... 98,466 $1,156,981
Investment in DFA One-Year Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.........................  8,595     88,698
Investment in Dimensional Retirement Fixed Income Fund III of
  DFA Investment Dimensions Group Inc.........................  3,311     31,451
                                                                      ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,273,890)........................................         1,277,130
                                                                      ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,273,890)........................................        $1,277,130
                                                                      ==========

Summary of the Fund's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                      -------------------------------------
                                       Level 1      Level 2 Level 3   Total
                                      ----------    ------- ------- ----------
     Affiliated Investment Companies. $1,277,130      --      --    $1,277,130
                                      ----------      --      --    ----------
     TOTAL........................... $1,277,130      --      --    $1,277,130
                                      ==========      ==      ==    ==========


                See accompanying Notes to Financial Statements.

                 DIMENSIONAL RETIREMENT FIXED INCOME FUND III

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                    Face
                                                  Amount^^^  Value+
                                                  --------- --------
                                                    (000)
           U.S. TREASURY OBLIGATIONS -- (100.0%)
           Treasury Inflation Protected Security
             0.750%, 02/15/42....................   $271    $269,096
             0.625%, 02/15/43....................    744     701,548
                                                            --------
           TOTAL U.S. TREASURY OBLIGATIONS.......            970,644
                                                            --------
           TOTAL INVESTMENTS -- (100.0%)
            (Cost $888,862)......................           $970,644
                                                            ========

Summary of the Fund's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         Investments in Securities (Market Value)
                                         ----------------------------------------
                                         Level 1   Level 2    Level 3    Total
                                         -------    --------  -------   --------
     U.S. Treasury Obligations..........   --      $970,644     --      $970,644
                                           --       --------    --      --------
     TOTAL..............................   --      $970,644     --      $970,644
                                           ==       ========    ==      ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                        Dimensional   Dimensional
                                                                                         Retirement    Retirement
                                                                                        Fixed Income  Fixed Income
                                                                                          Fund II       Fund III
-                                                                                       ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value................................ $      1,277            --
Investments at Value...................................................................           --  $        971
Cash...................................................................................           --             5
Receivables:
  Investment Securities Sold...........................................................           75            --
  Interest.............................................................................           --             1
  From Advisor.........................................................................           13            15
Prepaid Expenses and Other Assets......................................................            4             4
                                                                                        ------------  ------------
     Total Assets......................................................................        1,369           996
                                                                                        ------------  ------------
LIABILITIES:
Payables:
  Line of Credit.......................................................................           71            --
Accrued Expenses and Other Liabilities.................................................            1             1
                                                                                        ------------  ------------
     Total Liabilities.................................................................           72             1
                                                                                        ------------  ------------
NET ASSETS............................................................................. $      1,297  $        995
                                                                                        ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................      139,588       104,649
                                                                                        ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       9.30  $       9.50
                                                                                        ============  ============
Investments in Affiliated Investment Companies at Cost................................. $      1,274  $         --
                                                                                        ------------  ------------
Investments at Cost.................................................................... $         --  $        889
                                                                                        ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $      1,341  $      1,414
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).           (1)           (1)
Accumulated Net Realized Gain (Loss)...................................................          (46)         (500)
Net Unrealized Appreciation (Depreciation).............................................            3            82
                                                                                        ------------  ------------
NET ASSETS............................................................................. $      1,297  $        995
                                                                                        ============  ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  100,000,000   100,000,000
                                                                                        ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                     Dimensional  Dimensional
                                                                                      Retirement   Retirement
                                                                                     Fixed Income Fixed Income
                                                                                       Fund II      Fund III
-                                                                                    ------------ ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
    Income Distributions............................................................     $ 30           --
                                                                                         ----        -----
     Total Net Investment Income Received from Affiliated Investment Companies......       30           --
                                                                                         ----        -----
Fund Investment Income
  Interest..........................................................................       --        $  39
                                                                                         ----        -----
     Total Fund Investment Income...................................................       --           39
                                                                                         ----        -----
Fund Expenses
  Investment Advisory Services Fees.................................................        4            4
  Accounting & Transfer Agent Fees..................................................       33            4
  Custodian Fees....................................................................        1            1
  Filing Fees.......................................................................       18           18
  Shareholders' Reports.............................................................        7            9
  Audit Fees........................................................................        6            1
  Legal Fees........................................................................       10           15
  Other.............................................................................        1            1
                                                                                         ----        -----
     Total Expenses.................................................................       80           53
                                                                                         ----        -----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
   Advisor (Note C).................................................................      (75)         (47)
                                                                                         ----        -----
  Net Expenses......................................................................        5            6
                                                                                         ----        -----
  Net Investment Income (Loss)......................................................       25           33
                                                                                         ----        -----
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares/Investment Securities Sold...............      (25)        (196)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares/Investment Securities....................        5          350
                                                                                         ----        -----
  Net Realized and Unrealized Gain (Loss)...........................................      (20)         154
                                                                                         ----        -----
Net Increase (Decrease) in Net Assets Resulting from Operations.....................     $  5        $ 187
                                                                                         ====        =====

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                     Dimensional Retirement Dimensional Retirement
                                                                     Fixed Income Fund II   Fixed Income Fund III
                                                                     ---------------------  ---------------------
                                                                       Year        Year       Year        Year
                                                                      Ended       Ended      Ended       Ended
                                                                     Oct. 31,    Oct. 31,   Oct. 31,    Oct. 31,
                                                                       2014        2013       2014        2013
                                                                     --------    --------   --------    --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................................... $    25      $    5    $    33     $    31
  Capital Gain Distributions Received from Affiliated Investment
   Companies........................................................      --           1         --          --
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares/Investment Securities
     Sold...........................................................     (25)        (22)      (196)       (304)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares/Investment Securities....       5          (2)       350        (305)
                                                                     -------      ------    -------     -------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations....................................................       5         (18)       187        (578)
                                                                     -------      ------    -------     -------
Distributions From:
  Net Investment Income.............................................     (27)         (5)       (38)        (29)
                                                                     -------      ------    -------     -------
     Total Distributions............................................     (27)         (5)       (38)        (29)
                                                                     -------      ------    -------     -------
Capital Share Transactions (1):
  Shares Issued.....................................................   1,754       2,119      1,937       3,807
  Shares Issued in Lieu of Cash Distributions.......................      27           5         38          29
  Shares Redeemed...................................................  (2,200)       (369)    (2,504)     (2,343)
                                                                     -------      ------    -------     -------
     Net Increase (Decrease) from Capital Share Transactions........    (419)      1,755       (529)      1,493
                                                                     -------      ------    -------     -------
     Total Increase (Decrease) in Net Assets........................    (441)      1,732       (380)        886
Net Assets
  Beginning of Year.................................................   1,738           6      1,375         489
                                                                     -------      ------    -------     -------
  End of Year....................................................... $ 1,297      $1,738    $   995     $ 1,375
                                                                     =======      ======    =======     =======
(1) Shares Issued and Redeemed:
  Shares Issued.....................................................     188         223        223         361
  Shares Issued in Lieu of Cash Distributions.......................       3           1          4           3
  Shares Redeemed...................................................    (237)        (39)      (278)       (251)
                                                                     -------      ------    -------     -------
     Net Increase (Decrease) from Shares Issued and Redeemed........     (46)        185        (51)        113
                                                                     =======      ======    =======     =======
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)................................................. $    (1)     $   --    $    (1)    $     4

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   Dimensional Retirement Fixed Income Fund II
                                                   ---------------------------------
                                                                                Period
                                                      Year        Year          May 16,
                                                     Ended       Ended          2012(a)
                                                    Oct. 31,    Oct. 31,      to Oct. 31,
                                                      2014        2013           2012
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..............  $ 9.32      $10.18       $ 10.00
                                                    ------      ------       -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................    0.17        0.13          0.23
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................   (0.02)      (0.83)         0.06
                                                    ------      ------       -------
   Total from Investment Operations...............    0.15       (0.70)         0.29
-----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................   (0.17)      (0.16)        (0.11)
 Net Realized Gains...............................      --          --            --
                                                    ------      ------       -------
   Total Distributions............................   (0.17)      (0.16)        (0.11)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $ 9.30      $ 9.32       $ 10.18
=================================================  ========    ========    ===========
Total Return......................................    1.64%      (6.94)%        2.87%(D)
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $1,297      $1,738       $     6
Ratio of Expenses to Average Net Assets...........    0.40%(B)    0.40%(B)      0.40%(B)(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor).........................................    5.76%(B)   17.48%(B)    447.64%(B)(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................    1.86%       1.40%         5.07%(C)(E)
Portfolio Turnover Rate...........................     N/A         N/A           N/A
-----------------------------------------------------------------------------------------------

                                                   Dimensional Retirement Fixed Income Fund III
                                                   -----------------------------------
                                                                                Period
                                                     Year         Year         March 7,
                                                    Ended        Ended          2012(a)
                                                   Oct. 31,     Oct. 31,      to Oct. 31,
                                                     2014         2013           2012
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..............  $ 8.80      $ 11.38        $10.00
                                                    ------      -------        ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................    0.20         0.15          0.12
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................    0.86        (2.60)         1.30
                                                    ------      -------        ------
   Total from Investment Operations...............    1.06        (2.45)         1.42
-----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................   (0.36)       (0.13)        (0.04)
 Net Realized Gains...............................      --           --            --
                                                    ------      -------        ------
   Total Distributions............................   (0.36)       (0.13)        (0.04)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $ 9.50      $  8.80        $11.38
=================================================  ============ ===========  ==============
Total Return......................................   12.22%      (21.54)%       14.23%(D)
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $  995      $ 1,375        $  489
Ratio of Expenses to Average Net Assets...........    0.40%        0.40%         0.40%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor).........................................    3.63%        2.90%        29.65%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................    2.29%        1.50%         1.68%(C)(E)
Portfolio Turnover Rate...........................     105%         120%           11%(D)
-----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, two of which, Dimensional Retirement Fixed Income Fund II and Dimensional Retirement Fixed Income Fund III (each a "Retirement Fund" and collectively, the "Retirement Funds"), are presented in this report. The remaining operational portfolios are presented in separate reports.

Dimensional Retirement Fixed Income Fund II is designed to achieve its investment objective by primarily investing in other portfolios within IDG (the "Master Funds"). The Portfolio also invests in short-term temporary cash investments.

                                                                                                  Ownership
Fund of Funds                                Master Funds                                        at 10/31/14
-------------                                ------------                                        -----------
Dimensional Retirement Fixed Income Fund II  DFA Inflation-Protected Securities Portfolio (IDG)      --*
                                             DFA One-Year Fixed Income Portfolio (IDG)               --*
                                             Dimensional Retirement Fixed Income Fund III (IDG)       3%

   * Amounts designated as -- are less than 1%.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Retirement Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Retirement Funds' own assumptions in determining the fair value of investments)

   Debt securities held by the Retirement Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees (the "Board").

   Shares held by the Dimensional Retirement Fixed Income Fund II of the Master Funds, which are treated as regulated investment companies, and the shares held by the Dimensional Retirement Fixed Income Fund III in other investment companies, are valued at their respective daily net asset values as reported by their administrator.

   A summary of the inputs used to value the Retirement Funds' investments by each major security type is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Retirement Funds.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Retirement Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Retirement Fund are directly charged. Common expenses of the Fund or Retirement Funds are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Retirement Funds and the Master Funds. For the year ended October 31, 2014, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of each Retirement Fund's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive management fees, and in certain instances, assume certain expenses of the Retirement Funds, as described below. The Fee Waiver Agreement for the Retirement Funds will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

   With respect to Dimensional Retirement Fixed Income Fund II, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in the Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses do not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   With respect to Dimensional Retirement Fixed Income Fund III, the Advisor has contractually agreed to assume the expenses of each class of the Portfolio to the extent necessary to limit the ordinary operating expenses (not including expenses incurred through an investment in other investment companies and any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $262 (in thousands). The total related amounts paid by each of the Retirement Funds are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               Dimensional Retirement Fixed Income Fund II.. --
               Dimensional Retirement Fixed Income Fund III. --

E. Purchases and Sales of Securities:

   For the year ended October 31, 2014, Dimensional Retirement Fixed Income Fund II made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                        Dimensional Retirement Fixed Income Fund II
                                              ----------------------------------------------------------------
                                              Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies               10/31/2013 10/31/2014 Purchases Sales   Income   Realized Gains
-------------------------------               ---------- ---------- --------- ------ -------- ----------------
DFA Inflation-Protected Securities Portfolio.   $1,583     $1,157    $1,535   $1,942   $28           --
DFA One-Year Fixed Income Portfolio..........      125         89       150      185     1           --
Dimensional Retirement Fixed Income Fund III.       41         31        47       56     1           --
                                                ------     ------    ------   ------   ---           --
Total........................................   $1,749     $1,277    $1,732   $2,183   $30           --
                                                ======     ======    ======   ======   ===           ==

   For the year ended October 31, 2014, Dimensional Retirement Fixed Income Fund III made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                               U.S. Government Securities Other Investment Securities
                                               -------------------------- ---------------------------
                                               Purchases      Sales       Purchases       Sales
                                               ---------        ------    ---------       -----
 Dimensional Retirement Fixed Income Fund III.  $1,475        $2,045         --            --

F. Federal Income Taxes:

   Each Retirement Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent difference as of October 31, 2014, primarily attributable to return of capital distribution, was reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                 Increase       Increase
                                                                (Decrease)     (Decrease)
                                                 Increase     Undistributed   Accumulated
                                                (Decrease)    Net Investment  Net Realized
                                              Paid-In Capital     Income     Gains (Losses)
                                              --------------- -------------- --------------
Dimensional Retirement Fixed Income Fund II..       $(1)           $ 1             --
Dimensional Retirement Fixed Income Fund III.        --             --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                              Net Investment
                                                Income and
                                                Short-Term     Long-Term
                                              Capital Gains  Capital Gains Total
                                              -------------- ------------- -----
Dimensional Retirement Fixed Income Fund II
2013.........................................      $ 5            --        $ 5
2014.........................................       27            --         27
Dimensional Retirement Fixed Income Fund III
2013.........................................       29            --         29
2014.........................................       38            --         38

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     Undistributed                                              Total Net
                                     Net Investment                                           Distributable
                                       Income and   Undistributed                Unrealized     Earnings
                                       Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                     Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                     -------------- ------------- ------------ -------------- -------------
Dimensional Retirement Fixed Income
  Fund II...........................       --            --          $  (3)         $(40)         $ (43)
Dimensional Retirement Fixed Income
  Fund III..........................       --            --           (466)           46           (420)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Retirement Funds after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2014, the Retirement Funds had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 Expires on October 31,
                                                 ----------------------
                                                       Unlimited        Total
                                                 ---------------------- -----
   Dimensional Retirement Fixed Income Fund II..          $  3          $  3
   Dimensional Retirement Fixed Income Fund III.           466           466

   During the year ended October 31, 2014, the Retirement Funds did not utilize capital loss carryforwards.

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net Unrealized
                                              Federal Tax  Unrealized   Unrealized   Appreciation
                                                 Cost     Appreciation Depreciation (Depreciation)
                                              ----------- ------------ ------------ --------------
Dimensional Retirement Fixed Income Fund II..   $1,318         --          $(41)         $(41)
Dimensional Retirement Fixed Income Fund III.      925        $46            --            46

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Retirement Funds' tax positions and has concluded that no additional provision for income tax is required in any Retirement Fund's financial statements. The Retirement Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Retirement Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Retirement Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                       Weighted      Weighted    Number of   Interest Maximum Amount
                                        Average      Average        Days     Expense  Borrowed During
                                     Interest Rate Loan Balance Outstanding* Incurred   the Period
                                     ------------- ------------ ------------ -------- ---------------
Dimensional Retirement Fixed Income
  Fund II...........................     0.85%         $51           35         --         $514

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Retirement Fund's available line of credit was utilized.

   At October 31, 2014, Dimensional Retirement Fixed Income Fund II had loans outstanding in the amount of $71 (in thousands).

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

   At October 31, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
                                                 ------------ --------------
   Dimensional Retirement Fixed Income Fund II..      2             99%
   Dimensional Retirement Fixed Income Fund III.      2             96%

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Retirement Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Retirement Fixed Income Fund II and Dimensional Retirement Fixed Income Fund III (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2014.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2014.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were two Strategy Committee meetings held during the fiscal year ended October 31, 2014.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the DFA   Principal Occupation(s) During Past 5
 with the Fund, Address and   Term of Office/1/ and      Fund Complex/2/        Years and Other Directorships of Public
       Year of Birth           Length of Service             Overseen                       Companies Held
------------------------------------------------------------------------------------------------------------------------
                                           Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983       108 portfolios in 4      Leo Melamed Professor of Finance,
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     University of Chicago Booth School of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Business.
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       108 portfolios in 4      Steven G. Rothmeier Professor and
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Distinguished Service Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                                Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                                   School of Business (since 1965). Member
Booth School of Business                                                        and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                         Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                               (futures trading exchange) (since
1939                                                                            2004). Trustee, Harbor Fund (registered
                                                                                investment company) (29 Portfolios)
                                                                                (since 1994). Formerly, Member of the
                                                                                Board of Milwaukee Insurance Company
                                                                                (1997-2010).
------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       108 portfolios in 4      Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     School of Management (since 1984).
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                                   Capital Management, LLC (hedge fund and
P.O. Box 208200                                                                 asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                        to Morningstar Inc. (since 2006).
1943                                                                            Formerly, Director, BIRR Portfolio
                                                                                Analysis, Inc. (software products)
                                                                                (1990-2010).
------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       108 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010          investment companies     Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM.     DFAITC-Since 2010                                Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                                   Management and Economics, Graduate
School of Business                                                              School of Business, Stanford University
518 Memorial Way                                                                (since 1995). Cornerstone Research
Stanford, CA 94305-5015                                                         (expert testimony and economic and
1948                                                                            financial analysis) (since 2009).
                                                                                Formerly, Chairman of the President
                                                                                George W. Bush's Council of Economic
                                                                                Advisers (2006-2009). Formerly, Council
                                                                                of Economic Advisors, State of
                                                                                California (2005-2006). Formerly,
                                                                                Commissioner, White House Panel on Tax
                                                                                Reform (2005)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       108 portfolios in 4      Chief Investment Strategist, Janus
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                                   Graduate School of Business, Stanford
Advisors, LP                                                                    University (since 1981). Chairman,
6300 Bee Cave Road                                                              Ruapay Inc. (since 2013). Formerly,
Building 1                                                                      Chairman, Platinum Grove Asset
Austin, TX 78746                                                                Management, L.P. (hedge fund)
1941                                                                            (formerly, Oak Hill Platinum Partners)
                                                                                (1999-2009). Formerly, Director,
                                                                                American Century Fund Complex
                                                                                (registered investment companies) (43
                                                                                Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       108 portfolios in 4      Boris and Irene Stern Distinguished
Director of DFAIDG and DIG.    DIG-Since 2000          investment companies     Service Professor of Accounting,
Trustee of DFAITC and DEM.     DFAITC-Since 2000                                University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                                   Business (since 1980). Director, HNI
Booth School of Business                                                        Corporation (formerly known as HON
5807 S. Woodlawn                                                                Industries Inc.) (office furniture)
Avenue Chicago, IL 60637                                                        (since 2000). Director, Ryder System
1953                                                                            Inc. (transportation, logistics and
                                                                                supply-chain management) (since 2003).
                                                                                Trustee, UBS Funds (4 investment
                                                                                companies within the fund complex) (33
                                                                                portfolios) (since 2009). Formerly,
                                                                                Co-Director Investment Research,
                                                                                Fundamental Investment Advisors (hedge
                                                                                fund) (2008-2011).
------------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
     and Year of Birth       Length of Service            Overseen             Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981      108 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,  DIG-Since 1992         investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief       DFAITC-Since 1992                             Officer (until 1/1/2010) of the following companies:
Executive Officer            DEM-Since 1993                                Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road,                                                        Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009-2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and Co-
                                                                           Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009      108 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief   DIG-Since 2009         investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-    DFAITC-Since 2009                             2014), Director/Trustee, and formerly, Chief
Chief Investment Officer     DEM-Since 2009                                Investment Officer (March 2007 - June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice President
                                                                           of the DFA Entities and Dimensional Fund Advisors
                                                                           Canada ULC. Director and Chief Investment Officer
                                                                           (since December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of                        Term of Office/1/ and
      Birth             Position        Length of Service           Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
                                                     Officers
----------------------------------------------------------------------------------------------------------------------
April A. Aandal    Vice President           Since 2008         Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta   Vice President           Since 2012         Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery    Vice President           Since 2005         Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow   Vice President           Since 1993         Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
----------------------------------------------------------------------------------------------------------------------
Peter Bergan       Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth  Vice President           Since 2007         Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown   Vice President and       Since 2001         Vice President and Assistant Secretary of all the
1967               Assistant Secretary                         DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler    Vice President           Since 2007         Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit  Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
James G. Charles   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
----------------------------------------------------------------------------------------------------------------------

   Name and Year of                         Term of Office/1/ and
        Birth                Position       Length of Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President          Since 2009         Vice President of all the DFA Entities. Co-Head of
1966                                                               Portfolio Management (since March 2012) and
                                                                   Senior Portfolio Manager (since January 2012) for
                                                                   Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                   Manager for Dimensional Fund Advisors LP (October
                                                                   2005 to January 2012).
-------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                               Counsel for Dimensional Fund Advisors LP (April
                                                                   2012 - January 2014); Vice President and Counsel
                                                                   for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President          Since 2004         Vice President of all the DFA Entities, DFA Australia
1972                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC. Head of Global Institutional Services for
                                                                   Dimensional Fund Advisors LP (since January
                                                                   2014). Formerly, Head of Institutional, North America
                                                                   (March 2012 to December 2013) and Head of
                                                                   Portfolio Management (January 2006 to March 2012)
                                                                   for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (September 2011-March 2013); Vice President at
                                                                   MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2010-March 2014); Vice President, Sales
                                                                   and Business Development at AdvisorsIG (PPMG)
                                                                   (2009-2010); Vice President at Credit Suisse (2007-
                                                                   2009).
-------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (2003-March 2014).
-------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President          Since 2012         Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President          Since 2007         Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1955                                                               Senior Vice President and Managing Director at
                                                                   State Street Bank & Trust Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and      Since 2004         Vice President and Chief Compliance Officer of all
1965                    Global Chief                               the DFA Entities, DFA Australia Limited, and
                        Compliance Officer                         Dimensional Fund Advisors Ltd. Chief Compliance
                                                                   Officer of Dimensional Fund Advisors Canada.
                                                                   Formerly, Vice President and Chief Compliance
                                                                   Officer for Dimensional SmartNest (US) LLC
                                                                   (October 2010- 2014).
-------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President          Since 1999         Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President          Since 1994         Vice President of all the DFA Entities, DFA Australia
1957                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC.
-------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director (January 2012-January 2014) and
                                                                   Senior Associate (August 2010-December 2011) for
                                                                   Dimensional Fund Advisors LP; MBA and MPA at
                                                                   the University of Texas at Austin (August 2007-May
                                                                   2010).
-------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1972                                                               Research Associate (August 2008-March 2010) and
                                                                   Research Assistant (April 2006-August 2008) for
                                                                   Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                         Term of Office/1/ and
       Birth              Position        Length of Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner   Vice President           Since 2001         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan       Vice President           Since 2014         Vice President of all the DFA Entities. Head of
1979                                                             Marketing for Dimensional Fund Advisors LP (since
                                                                 February 2013). Formerly, Senior Manager of
                                                                 Research and Marketing for Dimensional Fund
                                                                 Advisors LP (June 2012-January 2013); Director of
                                                                 Mutual Fund Analysis at Morningstar (January 2008-
                                                                 May 2012).
-----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice   Vice President and       Since 1998         Vice President and Assistant Secretary of all the
1965                 Assistant Secretary                         DFA Entities and DFA Australia Limited. Chief
                                                                 Operating Officer for Dimensional Fund Advisors
                                                                 Pte. Ltd. (since April 2013). Formerly, Chief
                                                                 Operating Officer for Dimensional Fund Advisors Ltd.
                                                                 (July 2008-March 2013).
-----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker  Vice President           Since 2004         Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall       Vice President           Since 2008         Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) for
                                                                 Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                 Manager for Dimensional Fund Advisors LP
                                                                 (September 2004-January 2012).
-----------------------------------------------------------------------------------------------------------------------
Edward A. Foley      Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (August 2011-January 2014); Senior Vice President
                                                                 of First Trust Advisors L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman    Vice President           Since 2009         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour     Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum       Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
-----------------------------------------------------------------------------------------------------------------------
Henry F. Gray        Vice President           Since 2000         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
John T. Gray         Vice President           Since 2007         Vice President of all the DFA Entities.
1974
-----------------------------------------------------------------------------------------------------------------------
Christian Gunther    Vice President           Since 2011         Vice President of all the DFA Entities. Senior Trader
1975                                                             for Dimensional Fund Advisors LP (since 2012).
                                                                 Formerly, Senior Trader (2009-2012).
-----------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins    Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP (January
                                                                 2011-January 2014); Vice President and Senior
                                                                 Counsel for State Street Global Advisors (November
                                                                 2008-January 2011).
-----------------------------------------------------------------------------------------------------------------------
Joel H. Hefner       Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Julie C. Henderson   Vice President and       Since 2005         Vice President and Fund Controller of all the DFA
1974                 Fund Controller                             Entities, Dimensional Cayman Commodity Fund I
                                                                 Ltd. and Dimensional Japan Ltd.
-----------------------------------------------------------------------------------------------------------------------
Kevin B. Hight       Vice President           Since 2005         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Christine W. Ho      Vice President           Since 2004         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Michael C. Horvath   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1960                                                             Managing Director, Co-Head Global Consultant
                                                                 Relations at BlackRock (2004-2011).
-----------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth                Position          Length of Service            Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon         Vice President               Since 2004         Vice President of all the DFA Entities and
1973                                                                 Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------------
Garret D. Jones      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                                 Manager of Sales and Marketing Systems (January
                                                                     2011-January 2014) and Project Manager (2007-
                                                                     2010) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones     Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                                 Facilities Manager for Dimensional Fund Advisors
                                                                     LP (October 2008-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President               Since 2014         Vice President of all the DFA Entities. Head of
1978                                                                 Operations for Financial Advisor Services for
                                                                     Dimensional Fund Advisors LP (since July 2014).
                                                                     Formerly, Counsel of Dimensional Fund Advisors LP
                                                                     (August 2011-January 2014); Associate at Andrews
                                                                     Kurth LLP (2006-2011).
---------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President and           Since 2003         Vice President of all the DFA Entities, Dimensional
1954                 Chief Operating Officer                         Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Chief Operating
                                                                     Officer of Dimensional Holdings Inc., DFA Securities
                                                                     LLC, Dimensional Fund Advisors LP, Dimensional
                                                                     Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd., Dimensional Advisors Ltd. And Dimensional
                                                                     Fund Advisors Pte. Ltd. Director, Vice President, and
                                                                     Chief Privacy Officer of Dimensional Fund Advisors
                                                                     Canada ULC. Director of DFA Australia Limited,
                                                                     Dimensional Fund Advisors Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Director and Vice
                                                                     President of Dimensional Hong Kong Limited and
                                                                     Dimensional Fund Advisors Pte. Ltd.
---------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (October 2004-January 2013).
---------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1948                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (April 2006-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President               Since 2010         Vice President of all the DFA Entities. Portfolio
1971                                                                 Manager for Dimensional Fund Advisors LP (since
                                                                     June 2004).
---------------------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                                 Creative Director for Dimensional Fund Advisors LP
                                                                     (September 2012-January 2014); Vice President and
                                                                     Global Creative Director at Morgan Stanley
                                                                     (2007-2012); Visiting Assistant Professor, Graduate
                                                                     Communications Design at Pratt Institute
                                                                     (2004-2012).
---------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President               Since 2011         Vice President of all the DFA Entities. Head of
1971                                                                 Defined Contribution Sales for Dimensional Fund
                                                                     Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President               Since 2004         Vice President of all the DFA Entities. Senior
1971                                                                 Portfolio Manager of Dimensional Fund Advisors LP
                                                                     (since January 2012). Formerly, Portfolio Manager
                                                                     for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1981                                                                 Senior Associate, Investment Analytics and Data
                                                                     (January 2012-December 2012) and Systems
                                                                     Developer (June 2007-December 2011) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1966                                                                 Regional Director (May 2010-January 2014) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President               Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (2007-2010).
---------------------------------------------------------------------------------------------------------------------------

 Name and Year of                          Term of Office/1/ and
      Birth               Position         Length of Service             Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Michael F. Lane     Vice President             Since 2004         Vice President of all the DFA Entities. Formerly,
1967                                                              Chief Executive Officer for Dimensional SmartNest
                                                                  (US) LLC (July 2012-November 2014).
-------------------------------------------------------------------------------------------------------------------------
Francis R. Lao      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly, Vice
1969                                                              President - Global Operations at Janus Capital
                                                                  Group (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
David F. LaRusso    Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1978                                                              Senior Trader (January 2010-December 2012) and
                                                                  Trader (2000-2009) for Dimensional Fund Advisors
                                                                  LP.
-------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee       Vice President             Since 2005         Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly,
1980                                                              Research Associate for Dimensional Fund Advisors
                                                                  LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------------------
John B. Lessley     Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1960                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu   Vice President             Since 2009         Vice President of all the DFA Entities.
1969
-------------------------------------------------------------------------------------------------------------------------
Peter Magnusson     Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1969                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2011-January 2014); Vice President at
                                                                  Columbia Management (2004-2010).
-------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell   Vice President             Since 2010         Vice President of all the DFA Entities and
1972                                                              Dimensional Cayman Commodity Fund I Ltd.
                                                                  Formerly, Counsel for Dimensional Fund Advisors
                                                                  LP (September 2006-January 2010).
-------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus     Vice President             Since 2008         Vice President of all DFA Entities and Head of
1970                                                              Global Human Resources for Dimensional Fund
                                                                  Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
David R. Martin     Vice President, Chief      Since 2007         Vice President, Chief Financial Officer and Treasurer
1956                Financial Officer and                         of all the DFA Entities. Director, Vice President,
                    Treasurer                                     Chief Financial Officer and Treasurer of Dimensional
                                                                  Fund Advisors Ltd., DFA Australia Limited,
                                                                  Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                                  Kong Limited, Dimensional Fund Advisors Canada
                                                                  ULC, and Dimensional Cayman Commodity Fund I
                                                                  Ltd. Director of Dimensional Funds plc and
                                                                  Dimensional Funds II plc. Statutory Auditor of
                                                                  Dimensional Japan Ltd. Formerly, Chief Financial
                                                                  Officer, Treasurer and Vice President of Dimensional
                                                                  SmartNest (US) LLC (October 2010-November
                                                                  2014).
-------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune    Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1975                                                              Regional Director of Dimensional Fund Advisors LP
                                                                  (January 2009-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis   Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1984                                                              Regional Director (January 2009-January 2014) and
                                                                  Senior Associate (2011) for Dimensional Fund
                                                                  Advisors LP; Investment Consultant (March 2010-
                                                                  December 2010) and Investment Analyst (December
                                                                  2007-March 2010) at Towers Watson.
-------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson  Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                              Manager, Investment Systems (2011-January 2013)
                                                                  and Project Manager (2007-2010) for Dimensional
                                                                  Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth               Position            Length of Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                      Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                                LP (since December 2012). Formerly, Chief
                                                                       Compliance Officer of Wellington Management
                                                                       Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities and
1974                                                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                       General Counsel, Funds (since 2011). Formerly,
                                                                       Counsel for Dimensional Fund Advisors LP (2007-
                                                                       2010).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                       Dimensional Fund II plc.
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       July 2005).
-----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President         Since 2010                 Vice President of all the DFA Entities. Formerly,
1978                                                                   Senior Compliance Officer (January 2008-January
                                                                       2010) and Compliance Officer (February 2006-
                                                                       December 2007) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (2012-January 2013); Senior Consultant (June 2011-
                                                                       December 2011) and Senior Investment Analyst and
                                                                       Consultant (July 2008-June 2011) at Hewitt
                                                                       EnnisKnupp.
-----------------------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President         Since 1993                 Vice President of all the DFA Entities, DFA Australia
1961                                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President         Since 2011                 Vice President of all the DFA Entities. Portfolio
1970                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       2006).
-----------------------------------------------------------------------------------------------------------------------------
Theodore W. Randall  Vice President         Since 2008                 Vice President of all the DFA Entities. Formerly,
1973                                                                   Research Associate for Dimensional Fund Advisors
                                                                       LP (2006 to 2008).
-----------------------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1967                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014); Vice President at
                                                                       BlackRock (2009-2010).
-----------------------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1969                                                                   Planning and Analysis Manager for Dimensional
                                                                       Fund Advisors LP (July 2007-January 2014).
-----------------------------------------------------------------------------------------------------------------------------

 Name and Year of                    Term of Office/1/ and
       Birth            Position     Length of Service            Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1981                                                        Research Associate (June 2011-January 2012) for
                                                            Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President      Since 2005         Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1960                                                        Senior Manager, Human Resources for Dimensional
                                                            Fund Advisors LP (January 2012-January 2014);
                                                            Director of Human Resources at Spansion, Inc.
                                                            (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1959                                                        Client Systems Manager for Dimensional Fund
                                                            Advisors LP (July 2008-January 2010); Senior
                                                            Manager at Vanguard (November 1997-July 2008).
------------------------------------------------------------------------------------------------------------------
Walid A. Shinnawi    Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1961                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (March 2006-January 2010).
------------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President      Since 2009         Vice President of all the DFA Entities. Formerly,
1965                                                        Investment Operations Manager for Dimensional
                                                            Fund Advisors LP (May 2007-January 2009).
------------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President      Since 2007         Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1981                                                        Manager for Dimensional Fund Advisors LP (since
                                                            January 2012). Formerly, Investment Associate for
                                                            Dimensional Fund Advisors LP (August 2010-
                                                            December 2011).
------------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President      Since 2007         Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1977                                                        Manager of Dimensional Fund Advisors LP (since
                                                            January 2010).
------------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                        Project Manager for Dimensional Fund Advisors LP
                                                            (2007-2010).
------------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President      Since 2004         Vice President of all the DFA Entities and
1956                                                        Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------
Carl G. Snyder       Vice President      Since 2000         Vice President of all the DFA Entities.
1963
------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President      Since 2004         Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1973                                                        Manager, Investment Analytics and Data (2012-
                                                            January 2013) and Research Assistant (2002-2011)
                                                            for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Erik T. Totten       Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1980                                                        Regional Director (2010-January 2013) and Senior
                                                            Associate (2007-2009) for Dimensional Fund
                                                            Advisors LP.
------------------------------------------------------------------------------------------------------------------
John H. Totten       Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1978                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (January 2008-January 2012).
------------------------------------------------------------------------------------------------------------------
Robert C. Trotter    Vice President      Since 2009         Vice President of all the DFA Entities.
1958
------------------------------------------------------------------------------------------------------------------
Karen E. Umland      Vice President      Since 1997         Vice President of all the DFA Entities, DFA Australia
1966                                                        Limited, Dimensional Fund Advisors Ltd., and
                                                            Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------

  Name and Year of                    Term of Office/1/ and
       Birth             Position     Length of Service           Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (September 2008-January 2014).
----------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President      Since 2009         Vice President of all the DFA Entities. Portfolio
1970                                                         Manager for Dimensional Fund Advisors LP (since
                                                             2004).
----------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President      Since 1997         Vice President of all the DFA Entities.
1951
----------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President      Since 2007         Vice President of all the DFA Entities.
1976
----------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President      Since 2005         Vice President of all the DFA Entities.
1955
----------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1978                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (2005-2010).
----------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)


For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2013 to October 31, 2014, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                           Qualifying
                                                                                                              For
                                           Net                                                             Corporate
                                       Investment    Short-Term     Long-Term                    U.S.      Dividends   Qualifying
                                         Income     Capital Gain  Capital Gain      Total     Government    Received    Dividend
DFA Investment Dimensions Group Inc.  Distributions Distributions Distributions Distributions Interest(1) Deduction(2) Income(3)
------------------------------------  ------------- ------------- ------------- ------------- ----------- ------------ ----------
   Dimensional Retirement Fixed
    Income Fund II...................       99%          --             1%           100%          --          --          --
   Dimensional Retirement Fixed
    Income Fund III..................      100%          --            --            100%         100%         --          --

                                                                     Qualifying
                                                                       Short-
                                       Foreign   Foreign  Qualifying    Term
                                         Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.  Credit(4) Income(5) Income(6)   Gain(7)
------------------------------------  --------- --------- ---------- ----------
   Dimensional Retirement Fixed
    Income Fund II...................    --        --        100%       100%
   Dimensional Retirement Fixed
    Income Fund III..................    --        --        100%       100%

----------

(1)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(2)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(3)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103114-034A

[LOGO]

ANNUAL REPORT
period ended: October 31, 2014

DFA Investment Dimensions Group Inc.
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2014

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                    Page
                                                                    ----
        Letter to Shareholders
        Definitions of Abbreviations and Footnotes.................   1
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   4
           Disclosure of Fund Expenses.............................   7
           Disclosure of Portfolio Holdings........................   9
           Summary Schedule of Portfolio Holdings
               U.S. Large Cap Growth Portfolio.....................  10
               U.S. Small Cap Growth Portfolio.....................  13
               International Large Cap Growth Portfolio............  16
               International Small Cap Growth Portfolio............  19
           Statements of Assets and Liabilities....................  23
           Statements of Operations................................  24
           Statements of Changes in Net Assets.....................  25
           Financial Highlights....................................  26
           Notes to Financial Statements...........................  28
           Report of Independent Registered Public Accounting Firm.  37
        Fund Management............................................  38
        Voting Proxies on Fund Portfolio Securities................  49
        Notice to Shareholders.....................................  50

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE CAP GROWTH PORTFOLIO VS.
RUSSELL 1000(R) GROWTH INDEX
December 20, 2012-October 31, 2014

                                    [CHART]

        U.S. Large Cap Growth Portfolio         Russell 1000(R) Growth Index
       -------------------------------         ---------------------------
12/20/2012         10,000                                10,000
12/31/2012          9,980                                 9,901
 1/31/2013         10,470                                10,326
 2/28/2013         10,590                                10,454
 3/31/2013         10,979                                10,846
 4/30/2013         11,150                                11,076
 5/31/2013         11,440                                11,282
 6/30/2013         11,269                                11,070
 7/31/2013         11,892                                11,657
 8/31/2013         11,611                                11,457
 9/30/2013         12,104                                11,968
10/31/2013         12,658                                12,497
11/30/2013         13,072                                12,850
12/31/2013         13,366                                13,217
 1/31/2014         12,769                                12,840
 2/28/2014         13,437                                13,501
 3/31/2014         13,470                                13,365
 4/30/2014         13,531                                13,365
 5/31/2014         13,877                                13,782
 6/30/2014         14,106                                14,050
 7/31/2014         13,851                                13,835                 Past performance is not predictive of
 8/31/2014         14,483                                14,469                 future performance.
 9/30/2014         14,237                                14,259                 The returns shown do not reflect the
10/31/2014         14,646                                14,635                 deduction of taxes that a shareholder
                                                                                would pay on fund distributions or the
           Average Annual          One            Since                         redemption of fund shares.
           Total Return            Year         Inception                       Russell data copyright (C) Russell
           -------------------------------------------------------------        Investment Group 1995-2014, all
                                  15.70%         22.73%                         rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. SMALL CAP GROWTH PORTFOLIO VS.
RUSSELL 2000(R) GROWTH INDEX
December 20, 2012-October 31, 2014

                                    [CHART]

             U.S. Small Cap Growth       Russell 2000(R) Growth
                   Portfolio                   Index
             -------------------       -------------------
12/20/12            10,000                    10,000
12/31/12            10,060                     9,977
 1/31/13            10,630                    10,634
 2/28/13            10,690                    10,747
 3/31/13            11,225                    11,295
 4/30/13            11,085                    11,221
 5/31/13            11,705                    11,790
 6/30/13            11,718                    11,717
 7/31/13            12,529                    12,603
 8/31/13            12,249                    12,357
 9/30/13            13,036                    13,217
10/31/13            13,517                    13,458
11/30/13            14,099                    14,011
12/31/13            14,358                    14,297
 1/31/14            13,679                    14,050
 2/28/14            14,237                    14,730
 3/31/14            14,274                    14,367
 4/30/14            13,848                    13,629
 5/31/14            13,869                    13,760
 6/30/14            14,591                    14,614
 7/31/14            13,758                    13,729               Past performance is not predictive of
 8/31/14            14,347                    14,495               future performance.
 9/30/14            13,746                    13,719               The returns shown do not reflect the
10/31/14            14,550                    14,570               deduction of taxes that a shareholder
                                                                   would pay on fund distributions or the
         Average Annual       One          Since                   redemption of fund shares.
         Total Return         Year       Inception                 Russell data copyright (C) Russell
         ----------------------------------------------------      Investment Group 1995-2014, all
                              7.64%       22.30%                   rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
INTERNATIONAL LARGE CAP GROWTH PORTFOLIO VS.
MSCI WORLD EX USA GROWTH INDEX (NET DIVIDENDS)
December 20, 2012-October 31, 2014

                                    [CHART]

          International Large Cap Growth       MSCI World ex USA Growth
                    Portfolio                    Index (net dividends)
          ------------------------------       ------------------------
12/20/12              10,000                          10,000
12/31/12              10,030                           9,932
 1/31/13              10,370                          10,366
 2/28/13              10,300                          10,401
 3/31/13              10,455                          10,553
 4/30/13              10,846                          10,926
 5/31/13              10,726                          10,714
 6/30/13              10,440                          10,347
 7/31/13              11,017                          10,831
 8/31/13              10,835                          10,683
 9/30/13              11,642                          11,392
10/31/13              11,998                          11,691
11/30/13              12,099                          11,773
12/31/13              12,336                          11,971
 1/31/14              11,784                          11,452
 2/28/14              12,479                          12,073
 3/31/14              12,449                          12,018
 4/30/14              12,593                          12,127
 5/31/14              12,777                          12,355
 6/30/14              12,955                          12,498
 7/31/14              12,614                          12,230
 8/31/14              12,707                          12,298
 9/30/14              12,173                          11,843               Past performance is not predictive of
10/31/14              12,142                          11,727               future performance.
                                                                           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          Average Annual        One           Since                        would pay on fund distributions or the
          Total Return          Year        Inception                      redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                1.21%        10.98%                        rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP GROWTH INDEX (NET DIVIDENDS)
December 20, 2012-October 31, 2014

                                    [CHART]

           International Small Cap Growth   MSCI World ex USA Small Cap Growth
                     Portfolio                    Index (net dividends)
          -------------------------------  -----------------------------------
12/20/12              10000                                10000
12/31/12              10050                                 9979
 1/31/13              10460                                10332
 2/28/13              10530                                10348
 3/31/13              10813                                10608
 4/30/13              11123                                10813
 5/31/13              10793                                10585
 6/30/13              10619                                10181
 7/31/13              11255                                10814
 8/31/13              11225                                10784
 9/30/13              12048                                11690
10/31/13              12383                                11933
11/30/13              12484                                12008
12/31/13              12824                                12307
 1/31/14              12447                                12074
 2/28/14              13150                                12775
 3/31/14              13175                                12667
 4/30/14              13175                                12552
 5/31/14              13348                                12745
 6/30/14              13518                                13054
 7/31/14              13076                                12710
 8/31/14              13220                                12782
 9/30/14              12464                                12034                  Past performance is not predictive of
10/31/14              12361                                11772                  future performance.
                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
           Average Annual          One            Since                           would pay on fund distributions or the
           Total Return            Year         Inception                         redemption of fund shares.
           ---------------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                  -0.18%         12.05%                           rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index/SM/......... 20.69%

   Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

Domestic Equity Portfolios' Performance Overview

U.S. Large Cap Growth Portfolio

   The U.S. Large Cap Growth Portfolio seeks to capture the returns of U.S. large company growth stocks with high profitability. Growth is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 325 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 15.70% for the Portfolio and 17.11% for the Russell 1000 Growth Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. Within the large-cap growth universe, the Portfolio emphasizes smaller capitalization large-cap stocks, stocks with higher book-to-market ratios, and stocks with high profitability. High profitability stocks generally underperformed those with lower profitability during the period, which detracted from the Portfolio's relative performance.

U.S. Small Cap Growth Portfolio

   The U.S. Small Cap Growth Portfolio seeks to capture the returns of U.S. small company growth stocks with high profitability. Growth is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 560 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 7.64% for the Portfolio and 8.26% for the Russell 2000(R) Growth Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Portfolio had more exposure than the Index to small cap stocks and less exposure to mid-cap stocks, which detracted from the Portfolio's relative performance as the Portfolio's small cap holdings generally underperformed relative to mid-caps. The Portfolio's exclusion of REITs also detracted from the Portfolio's relative performance as compared to the Index as REITs outperformed the Portfolio's average return during the period.

 International Equity Market Review          12 Months Ended October 31, 2014

   Performance of non-U.S. developed markets was generally negative for the period. Only large cap growth stocks had positive returns. As measured by the MSCI world ex USA indices, large cap stocks outperformed small cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                        --------------------------------
                                                  Return in U.S. Dollars
                                                  ----------------------

        MSCI World ex USA Index..................         -0.15%
        MSCI World ex USA Small Cap Index........         -2.14%
        MSCI World ex USA Value Index............         -0.62%
        MSCI World ex USA Growth Index...........          0.31%
        MSCI World ex USA Small Cap Value Index..         -2.95%
        MSCI World ex USA Small Cap Growth Index.         -1.35%

   During the period, the U.S. dollar (USD) appreciated against developed markets currencies, detracting from USD-denominated returns of non-U.S. securities in developed markets.

                           12 Months Ended October 31, 2014
                            --------------------------------
Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.55%             0.12%
                  Japan.............................    13.47%            -0.70%
                  Canada............................    12.71%             4.26%
                  France............................     1.34%            -6.61%
                  Switzerland.......................     9.61%             3.13%
                  Germany...........................     2.52%            -5.52%
                  Australia.........................     6.74%            -0.92%
                  Spain.............................    10.44%             1.78%
                  Hong Kong.........................    10.24%            10.21%
                  Sweden............................    13.18%            -1.03%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

International Equity Portfolios' Performance Overview

International Large Cap Growth Portfolio

   The International Large Cap Growth Portfolio seeks to capture the returns of international large company growth stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification.

As of October 31, 2014, the Portfolio held approximately 500 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 1.21% for the Portfolio and 0.31% for the MSCI World ex USA Growth Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's greater focus on companies with higher expected profitability was primarily responsible for the Portfolio's outperformance relative to the Index. To a lesser extent, the Portfolio's greater exposure to more pronounced growth stocks, as measured by price-to-book, contributed to the Portfolio's performance as these stocks generally outperformed in Index average return. Differences in the valuation timing and methodology between the Portfolio and the Index generally contributed to the Portfolio's relative outperformance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Small Cap Growth Portfolio

   The International Small Cap Growth Portfolio seeks to capture the returns of international small company growth stocks with an emphasis on those with higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 840 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -0.18% for the Portfolio and -1.35% for the MSCI World ex USA Small Cap Growth Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's greater focus on companies with higher profitability was primarily responsible for the Portfolio's outperformance relative to the Index. To a lesser extent, the Portfolio's greater exposure to more pronounced growth stocks, as measured by price-to-book, also contributed to the Portfolio's outperformance as these stocks generally outperformed the Index average return. Differences in the valuation timing and methodology between the Portfolio and the Index generally contributed to the Portfolio's relative outperformance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           Six Months Ended October 31, 2014
    EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/14  10/31/14    Ratio*   Period*
                                     --------- --------- ---------- --------
    U.S. Large Cap Growth Portfolio
    -------------------------------
    Actual Fund Return
     Institutional Class Shares..... $1,000.00 $1,082.40    0.20%    $1.05
    Hypothetical 5% Annual Return
     Institutional Class Shares..... $1,000.00 $1,024.20    0.20%    $1.02

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          05/01/14  10/31/14    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Small Cap Growth Portfolio
-------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,050.70    0.40%    $2.07
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.19    0.40%    $2.04

International Large Cap Growth Portfolio
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  964.20    0.30%    $1.49
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.69    0.30%    $1.53

International Small Cap Growth Portfolio
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  938.20    0.55%    $2.69
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.43    0.55%    $2.80

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          U.S. Large Cap Growth Portfolio
Consumer Discretionary.......................  22.0%
Consumer Staples.............................  12.2%
Energy.......................................   3.5%
Financials...................................   3.1%
Health Care..................................  14.9%
Industrials..................................  14.0%
Information Technology.......................  20.4%
Materials....................................   5.2%
Telecommunication Services...................   4.7%
                                              -----
                                              100.0%

          U.S. Small Cap Growth Portfolio
Consumer Discretionary.......................  23.8%
Consumer Staples.............................   4.2%
Energy.......................................   2.3%
Financials...................................   7.1%
Health Care..................................  12.1%
Industrials..................................  19.7%
Information Technology.......................  23.2%
Materials....................................   6.9%
Real Estate Investment Trusts................    --
Telecommunication Services...................   0.7%
                                              -----
                                              100.0%

     International Large Cap Growth Portfolio
Consumer Discretionary.......................  19.8%
Consumer Staples.............................  13.3%
Energy.......................................   4.3%
Financials...................................   6.0%
Health Care..................................  14.5%
Industrials..................................  17.6%
Information Technology.......................   6.7%
Materials....................................   8.8%
Telecommunication Services...................   6.0%
Utilities....................................   3.0%
                                              -----
                                              100.0%

     International Small Cap Growth Portfolio
Consumer Discretionary.......................  22.5%
Consumer Staples.............................   6.5%
Energy.......................................   3.9%
Financials...................................   5.1%
Health Care..................................   9.1%
Industrials..................................  28.1%
Information Technology.......................  13.5%
Materials....................................   6.2%
Other........................................    --
Telecommunication Services...................   4.3%
Utilities....................................   0.8%
                                              -----
                                              100.0%

                        U.S. LARGE CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                  Percentage
                                           Shares     Value+    of Net Assets**
                                           ------     ------    ---------------
 COMMON STOCKS -- (89.6%)
 Consumer Discretionary -- (19.7%)
 *   Amazon.com, Inc......................  18,462 $  5,639,402            1.1%
 *   Charter Communications, Inc. Class A.  17,089    2,706,727            0.5%
 *   Dollar General Corp..................  40,468    2,536,130            0.5%
     Ford Motor Co........................ 194,181    2,736,010            0.5%
     Home Depot, Inc. (The)...............  95,208    9,284,684            1.8%
     Lowe's Cos., Inc.....................  47,651    2,725,637            0.5%
     McDonald's Corp......................  67,233    6,301,749            1.2%
     NIKE, Inc. Class B...................  28,802    2,677,722            0.5%
 #*  O'Reilly Automotive, Inc.............  15,770    2,773,628            0.6%
     Omnicom Group, Inc...................  39,207    2,817,415            0.6%
     Ross Stores, Inc.....................  31,578    2,548,976            0.5%
     Starbucks Corp.......................  52,934    3,999,693            0.8%
     TJX Cos., Inc. (The).................  46,151    2,922,281            0.6%
     Other Securities.....................           61,325,538           12.1%
                                                   ------------          ------
 Total Consumer Discretionary.............          110,995,592           21.8%
                                                   ------------          ------
 Consumer Staples -- (10.9%)
     Altria Group, Inc.................... 128,765    6,224,500            1.2%
     Coca-Cola Co. (The).................. 150,187    6,289,832            1.2%
     Colgate-Palmolive Co.................  61,297    4,099,543            0.8%
     Kimberly-Clark Corp..................  25,119    2,870,348            0.6%
     PepsiCo, Inc.........................  73,387    7,057,628            1.4%
     Wal-Mart Stores, Inc.................  69,459    5,297,638            1.1%
     Other Securities.....................           29,966,846            5.8%
                                                   ------------          ------
 Total Consumer Staples...................           61,806,335           12.1%
                                                   ------------          ------
 Energy -- (3.1%)
     Halliburton Co.......................  57,145    3,150,975            0.6%
     Schlumberger, Ltd....................  43,982    4,339,264            0.9%
     Other Securities.....................           10,187,226            2.0%
                                                   ------------          ------
 Total Energy.............................           17,677,465            3.5%
                                                   ------------          ------
 Financials -- (2.8%)
     American Express Co..................  65,707    5,910,345            1.2%
     Other Securities.....................            9,895,399            1.9%
                                                   ------------          ------
 Total Financials.........................           15,805,744            3.1%
                                                   ------------          ------
 Health Care -- (13.3%)
     AbbVie, Inc.......................... 116,287    7,379,573            1.4%
     Amgen, Inc...........................  36,279    5,883,728            1.2%
 *   Biogen Idec, Inc.....................  10,454    3,356,570            0.7%
 *   Celgene Corp.........................  34,700    3,716,023            0.7%
 *   Gilead Sciences, Inc................. 111,469   12,484,528            2.4%
     Johnson & Johnson.................... 138,988   14,980,127            2.9%
     St Jude Medical, Inc.................  44,079    2,828,549            0.6%
     Other Securities.....................           24,725,301            4.9%
                                                   ------------          ------
 Total Health Care........................           75,354,399           14.8%
                                                   ------------          ------
 Industrials -- (12.6%)
     3M Co................................  27,640    4,250,203            0.8%
     Boeing Co. (The).....................  46,926    5,861,527            1.1%
 #   Caterpillar, Inc.....................  31,077    3,151,519            0.6%
     Emerson Electric Co..................  48,252    3,091,023            0.6%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      Honeywell International, Inc.......................    34,031 $  3,271,060            0.6%
      Lockheed Martin Corp...............................    17,469    3,329,067            0.7%
*     United Continental Holdings, Inc...................    83,512    4,410,269            0.9%
      United Parcel Service, Inc. Class B................    48,239    5,060,753            1.0%
      Other Securities...................................             38,553,941            7.7%
                                                                    ------------          ------
Total Industrials........................................             70,979,362           14.0%
                                                                    ------------          ------
Information Technology -- (18.3%)
      Accenture P.L.C. Class A...........................    44,230    3,587,938            0.7%
      Apple, Inc.........................................   182,481   19,707,948            3.9%
*     Fiserv, Inc........................................    37,993    2,639,754            0.5%
      International Business Machines Corp...............    69,515   11,428,266            2.3%
      MasterCard, Inc. Class A...........................    71,864    6,018,610            1.2%
      Microsoft Corp.....................................   376,087   17,657,285            3.5%
      Oracle Corp........................................   180,048    7,030,874            1.4%
#     Seagate Technology P.L.C...........................    46,479    2,920,276            0.6%
      Texas Instruments, Inc.............................    51,825    2,573,629            0.5%
      Visa, Inc. Class A.................................    23,804    5,747,000            1.1%
      Other Securities...................................             23,886,003            4.6%
                                                                    ------------          ------
Total Information Technology.............................            103,197,583           20.3%
                                                                    ------------          ------
Materials -- (4.7%)
      LyondellBasell Industries NV Class A...............    33,927    3,108,731            0.6%
      Monsanto Co........................................    23,328    2,683,653            0.5%
      Other Securities...................................             20,565,027            4.1%
                                                                    ------------          ------
Total Materials..........................................             26,357,411            5.2%
                                                                    ------------          ------
Telecommunication Services -- (4.2%)
      Verizon Communications, Inc........................   389,900   19,592,475            3.9%
      Other Securities...................................              4,283,774            0.8%
                                                                    ------------          ------
Total Telecommunication Services.........................             23,876,249            4.7%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            506,050,140           99.5%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.077%. 2,557,103    2,557,103            0.5%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund..................... 4,850,200   56,116,814           11.0%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $502,404,008)..................................             $564,724,057          111.0%
                                                                    ============          ======

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $110,995,592          --   --    $110,995,592
    Consumer Staples............   61,806,335          --   --      61,806,335
    Energy......................   17,677,465          --   --      17,677,465
    Financials..................   15,805,744          --   --      15,805,744
    Health Care.................   75,354,399          --   --      75,354,399
    Industrials.................   70,979,362          --   --      70,979,362
    Information Technology......  103,197,583          --   --     103,197,583
    Materials...................   26,357,411          --   --      26,357,411
    Telecommunication Services..   23,876,249          --   --      23,876,249
  Temporary Cash Investments....    2,557,103          --   --       2,557,103
  Securities Lending Collateral.           -- $56,116,814   --      56,116,814
                                 ------------ -----------   --    ------------
  TOTAL......................... $508,607,243 $56,116,814   --    $564,724,057
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                         Percentage
                                                    Shares   Value+    of Net Assets**
                                                    ------   ------    ---------------
COMMON STOCKS -- (77.6%)
Consumer Discretionary -- (18.5%)
    Big Lots, Inc.................................. 18,733 $   855,161            0.5%
    Brinker International, Inc..................... 19,058   1,022,271            0.6%
#*  Buffalo Wild Wings, Inc........................  6,333     945,390            0.5%
#   Cheesecake Factory, Inc. (The)................. 18,039     828,712            0.5%
#   Cracker Barrel Old Country Store, Inc..........  7,393     852,783            0.5%
    CST Brands, Inc................................ 24,683     944,125            0.5%
*   Deckers Outdoor Corp........................... 11,125     972,993            0.5%
    Jack in the Box, Inc........................... 12,741     905,121            0.5%
    Pool Corp...................................... 14,095     841,472            0.5%
#   Thor Industries, Inc........................... 17,243     911,982            0.5%
    Vail Resorts, Inc.............................. 11,387     983,381            0.5%
#   Wolverine World Wide, Inc...................... 31,153     845,492            0.5%
    Other Securities...............................         32,157,861           17.6%
                                                           -----------          ------
Total Consumer Discretionary.......................         43,066,744           23.7%
                                                           -----------          ------
Consumer Staples -- (3.3%)
#   Casey's General Stores, Inc.................... 11,686     956,733            0.5%
#   Pricesmart, Inc................................  9,660     860,030            0.5%
    Other Securities...............................          5,887,426            3.2%
                                                           -----------          ------
Total Consumer Staples.............................          7,704,189            4.2%
                                                           -----------          ------
Energy -- (1.8%)
*   Carrizo Oil & Gas, Inc......................... 16,155     839,091            0.5%
    Other Securities...............................          3,260,406            1.8%
                                                           -----------          ------
Total Energy.......................................          4,099,497            2.3%
                                                           -----------          ------
Financials -- (5.5%)
    Bank of Hawaii Corp............................ 14,486     848,155            0.5%
#   Bank of the Ozarks, Inc........................ 23,139     815,418            0.5%
#*  Credit Acceptance Corp.........................  5,713     843,010            0.5%
    PRA Group, Inc................................. 16,314   1,031,861            0.6%
    Other Securities...............................          9,263,997            5.0%
                                                           -----------          ------
Total Financials...................................         12,802,441            7.1%
                                                           -----------          ------
Health Care -- (9.4%)
#*  Akorn, Inc..................................... 26,465   1,179,016            0.7%
*   Charles River Laboratories International, Inc.. 15,916   1,005,255            0.6%
    HealthSouth Corp............................... 24,154     974,131            0.5%
    Hill-Rom Holdings, Inc......................... 18,581     826,483            0.5%
#*  Myriad Genetics, Inc........................... 21,034     830,633            0.5%
#*  PAREXEL International Corp..................... 16,733     908,769            0.5%
    STERIS Corp.................................... 17,836   1,102,265            0.6%
    Other Securities...............................         15,060,996            8.2%
                                                           -----------          ------
Total Health Care..................................         21,887,548           12.1%
                                                           -----------          ------
Industrials -- (15.3%)
*   Armstrong World Industries, Inc................ 18,651     903,081            0.5%
#   CLARCOR, Inc................................... 15,187   1,016,922            0.6%
#   Deluxe Corp.................................... 16,264     988,851            0.5%
#   Landstar System, Inc........................... 13,913   1,029,701            0.6%
#*  Rexnord Corp................................... 31,856     941,345            0.5%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
*     Spirit Airlines, Inc...............................    18,235 $  1,333,161            0.7%
      Other Securities...................................             29,563,336           16.3%
                                                                    ------------          ------
Total Industrials........................................             35,776,397           19.7%
                                                                    ------------          ------
Information Technology -- (18.0%)
      Booz Allen Hamilton Holding Corp...................    33,225      875,479            0.5%
#*    Euronet Worldwide, Inc.............................    16,896      906,808            0.5%
#     j2 Global, Inc.....................................    15,962      863,385            0.5%
*     Manhattan Associates, Inc..........................    22,432      899,748            0.5%
      MAXIMUS, Inc.......................................    21,322    1,033,264            0.6%
#*    RF Micro Devices, Inc..............................    70,040      911,220            0.5%
*     Sapient Corp.......................................    46,955      813,261            0.4%
*     SolarWinds, Inc....................................    23,691    1,126,507            0.6%
#*    Take-Two Interactive Software, Inc.................    34,387      909,536            0.5%
*     Tyler Technologies, Inc............................    10,969    1,227,650            0.7%
*     Verint Systems, Inc................................    17,238      991,013            0.5%
#*    ViaSat, Inc........................................    14,764      924,817            0.5%
*     Zebra Technologies Corp. Class A...................    16,366    1,206,992            0.7%
      Other Securities...................................             29,305,985           16.1%
                                                                    ------------          ------
Total Information Technology.............................             41,995,665           23.1%
                                                                    ------------          ------
Materials -- (5.3%)
      Compass Minerals International, Inc................    11,247      963,643            0.5%
*     KapStone Paper and Packaging Corp..................    32,658    1,004,560            0.6%
      Minerals Technologies, Inc.........................    11,016      845,037            0.5%
      Sensient Technologies Corp.........................    15,465      915,219            0.5%
      Worthington Industries, Inc........................    21,875      845,469            0.5%
      Other Securities...................................              7,846,616            4.2%
                                                                    ------------          ------
Total Materials..........................................             12,420,544            6.8%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 77,013            0.0%
                                                                    ------------          ------
Telecommunication Services -- (0.5%)
      Other Securities...................................              1,278,654            0.7%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            181,108,692           99.7%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.077%. 1,381,063    1,381,063            0.8%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (21.8%)
(S)@  DFA Short Term Investment Fund..................... 4,390,401   50,796,938           27.9%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $205,465,202)..................................             $233,286,693          128.4%
                                                                    ============          ======

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $ 43,066,744          --   --    $ 43,066,744
   Consumer Staples..............    7,704,189          --   --       7,704,189
   Energy........................    4,099,497          --   --       4,099,497
   Financials....................   12,802,441          --   --      12,802,441
   Health Care...................   21,887,548          --   --      21,887,548
   Industrials...................   35,776,397          --   --      35,776,397
   Information Technology........   41,995,665          --   --      41,995,665
   Materials.....................   12,420,544          --   --      12,420,544
   Real Estate Investment Trusts.       77,013          --   --          77,013
   Telecommunication Services....    1,278,654          --   --       1,278,654
 Temporary Cash Investments......    1,381,063          --   --       1,381,063
 Securities Lending Collateral...           -- $50,796,938   --      50,796,938
                                  ------------ -----------   --    ------------
 TOTAL........................... $182,489,755 $50,796,938   --    $233,286,693
                                  ============ ===========   ==    ============


                See accompanying Notes to Financial Statements.

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                      Percentage
                                                 Shares   Value++   of Net Assets**
                                                 ------   -------   ---------------
COMMON STOCKS -- (93.1%)
AUSTRALIA -- (6.6%)
    Amcor, Ltd.................................. 68,361 $   710,054            0.5%
#   BHP Billiton, Ltd. Sponsored ADR............ 23,600   1,402,784            1.0%
    Brambles, Ltd............................... 88,576     744,998            0.5%
    Commonwealth Bank of Australia.............. 26,243   1,866,125            1.3%
#   CSL, Ltd.................................... 22,146   1,563,571            1.1%
#   Woolworths, Ltd............................. 20,666     655,847            0.5%
    Other Securities............................          3,097,048            2.2%
                                                        -----------          ------
TOTAL AUSTRALIA.................................         10,040,427            7.1%
                                                        -----------          ------

AUSTRIA -- (0.1%)
    Other Securities............................            130,846            0.1%
                                                        -----------          ------

CANADA -- (10.1%)
    Canadian National Railway Co................ 12,780     902,012            0.6%
    Canadian Pacific Railway, Ltd...............  3,000     623,040            0.4%
    Royal Bank of Canada........................ 22,679   1,609,997            1.1%
    Shaw Communications, Inc. Class B........... 27,712     711,644            0.5%
*   Valeant Pharmaceuticals International, Inc..  7,400     983,559            0.7%
    Other Securities............................         10,415,764            7.5%
                                                        -----------          ------
TOTAL CANADA....................................         15,246,016           10.8%
                                                        -----------          ------

FINLAND -- (0.8%)
    Other Securities............................          1,155,666            0.8%
                                                        -----------          ------

FRANCE -- (8.1%)
    Air Liquide SA..............................  5,142     620,721            0.4%
    Airbus Group NV............................. 13,405     800,293            0.6%
    Carrefour SA................................ 49,219   1,442,624            1.0%
    Essilor International SA....................  6,276     693,008            0.5%
    LVMH Moet Hennessy Louis Vuitton SA.........  4,443     754,172            0.5%
    Other Securities............................          7,886,796            5.6%
                                                        -----------          ------
TOTAL FRANCE....................................         12,197,614            8.6%
                                                        -----------          ------

GERMANY -- (7.4%)
    BASF SE..................................... 22,149   1,957,089            1.4%
    Bayer AG.................................... 24,249   3,468,135            2.5%
    Deutsche Post AG............................ 20,600     648,690            0.5%
    RWE AG...................................... 28,425   1,008,569            0.7%
*   ThyssenKrupp AG............................. 26,123     629,605            0.5%
    Other Securities............................          3,456,385            2.3%
                                                        -----------          ------
TOTAL GERMANY...................................         11,168,473            7.9%
                                                        -----------          ------

HONG KONG -- (3.0%)
    Other Securities............................          4,578,340            3.3%
                                                        -----------          ------

ISRAEL -- (0.4%)
    Other Securities............................            602,943            0.4%
                                                        -----------          ------

ITALY -- (2.3%)
    Eni SpA..................................... 52,070   1,109,346            0.8%
    Other Securities............................          2,303,953            1.6%
                                                        -----------          ------
TOTAL ITALY.....................................          3,413,299            2.4%
                                                        -----------          ------

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                         Percentage
                                                   Shares    Value++   of Net Assets**
                                                   ------    -------   ---------------
JAPAN -- (18.8%)
    Bridgestone Corp..............................  19,700 $   658,329            0.5%
    Hitachi, Ltd.................................. 123,000     966,469            0.7%
    Japan Tobacco, Inc............................  19,700     672,145            0.5%
    KDDI Corp.....................................  16,700   1,096,680            0.8%
    Panasonic Corp................................  63,400     762,781            0.5%
    Softbank Corp.................................  24,300   1,769,026            1.3%
    Toyota Motor Corp. Sponsored ADR..............  16,171   1,962,351            1.4%
    Other Securities..............................          20,583,944           14.5%
                                                           -----------          ------
TOTAL JAPAN.......................................          28,471,725           20.2%
                                                           -----------          ------

NETHERLANDS -- (2.8%)
    Reed Elsevier NV..............................  33,537     772,533            0.5%
    Unilever NV(B12T3J1)..........................  22,309     864,662            0.6%
    Unilever NV(904784709)........................  22,285     863,098            0.6%
    Other Securities..............................           1,649,118            1.2%
                                                           -----------          ------
TOTAL NETHERLANDS.................................           4,149,411            2.9%
                                                           -----------          ------

NORWAY -- (0.7%)
    Other Securities..............................           1,111,696            0.8%
                                                           -----------          ------

SINGAPORE -- (1.1%)
    Other Securities..............................           1,719,293            1.2%
                                                           -----------          ------

SPAIN -- (2.9%)
    Telefonica SA................................. 103,667   1,559,948            1.1%
    Other Securities..............................           2,748,599            2.0%
                                                           -----------          ------
TOTAL SPAIN.......................................           4,308,547            3.1%
                                                           -----------          ------

SWEDEN -- (2.6%)
    Hennes & Mauritz AB Class B...................  19,659     784,384            0.5%
    Other Securities..............................           3,173,055            2.3%
                                                           -----------          ------
TOTAL SWEDEN......................................           3,957,439            2.8%
                                                           -----------          ------

SWITZERLAND -- (7.8%)
    Nestle SA.....................................  45,332   3,324,381            2.4%
    Roche Holding AG..............................  15,287   4,511,215            3.2%
    Other Securities..............................           4,000,443            2.8%
                                                           -----------          ------
TOTAL SWITZERLAND.................................          11,836,039            8.4%
                                                           -----------          ------

UNITED KINGDOM -- (17.6%)
    AstraZeneca P.L.C. Sponsored ADR..............  31,965   2,331,527            1.7%
    BAE Systems P.L.C............................. 190,928   1,406,043            1.0%
#   British American Tobacco P.L.C. Sponsored ADR.  19,321   2,194,093            1.6%
    British Sky Broadcasting Group P.L.C..........  55,855     791,591            0.6%
    Capita P.L.C..................................  36,154     635,657            0.5%
    Centrica P.L.C................................ 280,963   1,362,663            1.0%
    Compass Group P.L.C...........................  51,215     826,649            0.6%
    Diageo P.L.C. Sponsored ADR...................   5,957     702,747            0.5%
    GlaxoSmithKline P.L.C. Sponsored ADR..........  61,428   2,794,360            2.0%
    Imperial Tobacco Group P.L.C..................  20,837     905,197            0.6%
    Next P.L.C....................................   9,239     953,804            0.7%
    Reed Elsevier P.L.C...........................  69,314   1,140,718            0.8%
    SSE P.L.C.....................................  29,762     762,829            0.5%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------    -------    ---------------
   UNITED KINGDOM -- (Continued)
          Unilever P.L.C. Sponsored ADR...  21,159 $    851,227            0.6%
          Other Securities................            8,998,543            6.2%
                                                   ------------          ------
   TOTAL UNITED KINGDOM...................           26,657,648           18.9%
                                                   ------------          ------
   TOTAL COMMON STOCKS....................          140,745,422           99.7%
                                                   ------------          ------

   PREFERRED STOCKS -- (0.0%)
   UNITED KINGDOM -- (0.0%)
          Other Securities................                3,925            0.0%
                                                   ------------          ------

                                                     Value+
                                             -       ------            -
   SECURITIES LENDING COLLATERAL -- (6.9%)
   (S)@   DFA Short Term Investment Fund.. 894,875   10,353,700            7.3%
                                                   ------------          ------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $150,850,877)................           $151,103,047          107.0%
                                                   ============          ======

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $ 1,402,784 $  8,637,643   --    $ 10,040,427
    Austria.....................          --      130,846   --         130,846
    Canada......................  15,246,016           --   --      15,246,016
    Finland.....................          --    1,155,666   --       1,155,666
    France......................          --   12,197,614   --      12,197,614
    Germany.....................     575,698   10,592,775   --      11,168,473
    Hong Kong...................          --    4,578,340   --       4,578,340
    Israel......................          --      602,943   --         602,943
    Italy.......................     127,925    3,285,374   --       3,413,299
    Japan.......................   1,962,351   26,509,374   --      28,471,725
    Netherlands.................     863,098    3,286,313   --       4,149,411
    Norway......................      18,354    1,093,342   --       1,111,696
    Singapore...................          --    1,719,293   --       1,719,293
    Spain.......................          --    4,308,547   --       4,308,547
    Sweden......................          --    3,957,439   --       3,957,439
    Switzerland.................          --   11,836,039   --      11,836,039
    United Kingdom..............   9,339,887   17,317,761   --      26,657,648
  Preferred Stocks
    United Kingdom..............          --        3,925   --           3,925
  Securities Lending Collateral.          --   10,353,700   --      10,353,700
                                 ----------- ------------   --    ------------
  TOTAL......................... $29,536,113 $121,566,934   --    $151,103,047
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                            Percentage
                                        Shares  Value++   of Net Assets**
                                        ------  -------   ---------------
       COMMON STOCKS -- (86.8%)
       AUSTRALIA -- (5.7%)
       #   Aristocrat Leisure, Ltd..... 41,954 $  238,517            0.4%
       #   carsales.com, Ltd........... 24,967    235,598            0.4%
           Tabcorp Holdings, Ltd....... 81,545    292,923            0.4%
           Other Securities............         3,561,186            5.4%
                                               ----------          ------
       TOTAL AUSTRALIA.................         4,328,224            6.6%
                                               ----------          ------

       AUSTRIA -- (0.5%)
           Other Securities............           399,123            0.6%
                                               ----------          ------

       BELGIUM -- (0.8%)
           Other Securities............           588,709            0.9%
                                               ----------          ------

       CANADA -- (9.0%)
       #   Cineplex, Inc...............  7,209    271,589            0.4%
           DH Corp.....................  8,443    269,685            0.4%
           Other Securities............         6,216,836            9.5%
                                               ----------          ------
       TOTAL CANADA....................         6,758,110           10.3%
                                               ----------          ------

       DENMARK -- (1.5%)
           GN Store Nord A.S........... 16,833    391,661            0.6%
       *   Topdanmark A.S.............. 10,580    336,760            0.5%
           Other Securities............           378,338            0.6%
                                               ----------          ------
       TOTAL DENMARK...................         1,106,759            1.7%
                                               ----------          ------

       FINLAND -- (2.1%)
           Elisa Oyj................... 13,157    361,427            0.5%
           Orion Oyj Class B...........  9,907    336,953            0.5%
           Other Securities............           893,932            1.4%
                                               ----------          ------
       TOTAL FINLAND...................         1,592,312            2.4%
                                               ----------          ------

       FRANCE -- (4.0%)
           Eurofins Scientific SE......  1,101    278,488            0.4%
           Faurecia....................  7,509    243,232            0.4%
       #   Ingenico....................  4,052    403,674            0.6%
       #   Neopost SA..................  3,699    256,710            0.4%
           Other Securities............         1,857,863            2.8%
                                               ----------          ------
       TOTAL FRANCE....................         3,039,967            4.6%
                                               ----------          ------

       GERMANY -- (4.3%)
       *   Dialog Semiconductor P.L.C..  7,596    262,304            0.4%
           MTU Aero Engines AG.........  4,854    425,721            0.6%
           Other Securities............         2,559,912            3.9%
                                               ----------          ------
       TOTAL GERMANY...................         3,247,937            4.9%
                                               ----------          ------

       HONG KONG -- (3.0%)
           Other Securities............         2,245,859            3.4%
                                               ----------          ------

       IRELAND -- (0.5%)
           Paddy Power P.L.C...........  4,890    356,905            0.5%
           Other Securities............            33,665            0.1%
                                               ----------          ------
       TOTAL IRELAND...................           390,570            0.6%
                                               ----------          ------

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  Percentage
                                             Shares   Value++   of Net Assets**
                                             ------   -------   ---------------
 ISRAEL -- (0.6%)
     Other Securities.......................        $   427,176            0.7%
                                                    -----------          ------

 ITALY -- (2.8%)
     Prysmian SpA........................... 23,589     408,825            0.6%
     Other Securities.......................          1,703,610            2.6%
                                                    -----------          ------
 TOTAL ITALY................................          2,112,435            3.2%
                                                    -----------          ------

 JAPAN -- (20.1%)
     Alps Electric Co., Ltd................. 14,000     238,296            0.4%
     Other Securities.......................         14,872,741           22.6%
                                                    -----------          ------
 TOTAL JAPAN................................         15,111,037           23.0%
                                                    -----------          ------

 NETHERLANDS -- (1.8%)
     Aalberts Industries NV................. 11,760     313,472            0.5%
     Nutreco NV.............................  8,223     411,869            0.6%
     Other Securities.......................            604,727            0.9%
                                                    -----------          ------
 TOTAL NETHERLANDS..........................          1,330,068            2.0%
                                                    -----------          ------

 NEW ZEALAND -- (0.9%)
 #   Fisher & Paykel Healthcare Corp., Ltd.. 59,412     259,631            0.4%
     Other Securities.......................            409,252            0.6%
                                                    -----------          ------
 TOTAL NEW ZEALAND..........................            668,883            1.0%
                                                    -----------          ------

 NORWAY -- (1.2%)
     Other Securities.......................            885,733            1.4%
                                                    -----------          ------

 PORTUGAL -- (0.3%)
     Other Securities.......................            230,638            0.4%
                                                    -----------          ------

 SINGAPORE -- (1.1%)
     Other Securities.......................            852,927            1.3%
                                                    -----------          ------

 SPAIN -- (2.2%)
     Bolsas y Mercados Espanoles SA.........  8,490     323,015            0.5%
 *   Jazztel P.L.C.......................... 21,422     342,486            0.5%
     Other Securities.......................            984,792            1.5%
                                                    -----------          ------
 TOTAL SPAIN................................          1,650,293            2.5%
                                                    -----------          ------

 SWEDEN -- (2.2%)
     Hexpol AB..............................  2,994     265,260            0.4%
     Intrum Justitia AB.....................  9,133     271,996            0.4%
     Other Securities.......................          1,144,895            1.8%
                                                    -----------          ------
 TOTAL SWEDEN...............................          1,682,151            2.6%
                                                    -----------          ------

 SWITZERLAND -- (4.3%)
 *   Dufry AG...............................  2,064     297,567            0.5%
     Georg Fischer AG.......................    418     241,426            0.4%
     Temenos Group AG.......................  7,137     249,177            0.4%
     Other Securities.......................          2,433,213            3.6%
                                                    -----------          ------
 TOTAL SWITZERLAND..........................          3,221,383            4.9%
                                                    -----------          ------

 UNITED KINGDOM -- (17.9%)
     Ashtead Group P.L.C.................... 25,048     419,660            0.6%
     Berendsen P.L.C........................ 18,577     300,819            0.5%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 Percentage
                                           Shares    Value++   of Net Assets**
                                           ------    -------   ---------------
  UNITED KINGDOM -- (Continued)
        Britvic P.L.C.....................  26,890 $   293,182            0.5%
        Cobham P.L.C......................  69,733     325,282            0.5%
        Croda International P.L.C.........  16,454     604,953            0.9%
        Daily Mail & General Trust P.L.C..  28,351     358,739            0.6%
        Essentra P.L.C....................  25,268     278,205            0.4%
        G4S P.L.C.........................  65,120     266,552            0.4%
        Halma P.L.C.......................  41,161     410,701            0.6%
        Hays P.L.C........................ 146,138     288,623            0.4%
        Hikma Pharmaceuticals P.L.C.......  12,543     380,435            0.6%
        Howden Joinery Group P.L.C........  67,878     372,422            0.6%
        IG Group Holdings P.L.C...........  39,385     379,571            0.6%
        Inmarsat P.L.C....................  40,655     446,387            0.7%
        Rotork P.L.C......................   9,409     385,688            0.6%
        Spirax-Sarco Engineering P.L.C....   7,765     354,814            0.5%
        Stagecoach Group P.L.C............  45,378     281,270            0.4%
        TalkTalk Telecom Group P.L.C......  56,939     274,046            0.4%
        Telecity Group P.L.C..............  21,710     268,095            0.4%
  *     Thomas Cook Group P.L.C........... 154,567     307,954            0.5%
        UBM P.L.C.........................  26,277     239,524            0.4%
        WH Smith P.L.C....................  13,431     242,494            0.4%
        Other Securities..................           6,043,306            9.1%
                                                   -----------          ------
  TOTAL UNITED KINGDOM....................          13,522,722           20.6%
                                                   -----------          ------

  UNITED STATES -- (0.0%)
        Other Securities..................              21,850            0.0%
                                                   -----------          ------
  TOTAL COMMON STOCKS.....................          65,414,866           99.6%
                                                   -----------          ------

  RIGHTS/WARRANTS -- (0.0%)
  PORTUGAL -- (0.0%)
        Other Securities..................                  --            0.0%
                                                   -----------          ------

  SPAIN -- (0.0%)
        Other Securities..................                 683            0.0%
                                                   -----------          ------
  TOTAL RIGHTS/WARRANTS...................                 683            0.0%
                                                   -----------          ------

                                                     Value+
                                             -       ------           -
  SECURITIES LENDING COLLATERAL -- (13.2%)
  (S)@  DFA Short Term Investment Fund.... 857,741   9,924,067           15.1%
                                                   -----------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $73,047,727)..................           $75,339,616          114.7%
                                                   ===========          ======

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                  ------------------------------------------
                                   Level 1     Level 2   Level 3    Total
                                  ---------- ----------- ------- -----------
   Common Stocks
     Australia................... $   31,548 $ 4,296,676   --    $ 4,328,224
     Austria.....................         --     399,123   --        399,123
     Belgium.....................         --     588,709   --        588,709
     Canada......................  6,758,110          --   --      6,758,110
     Denmark.....................         --   1,106,759   --      1,106,759
     Finland.....................         --   1,592,312   --      1,592,312
     France......................         --   3,039,967   --      3,039,967
     Germany.....................         --   3,247,937   --      3,247,937
     Hong Kong...................     13,720   2,232,139   --      2,245,859
     Ireland.....................         --     390,570   --        390,570
     Israel......................         --     427,176   --        427,176
     Italy.......................         --   2,112,435   --      2,112,435
     Japan.......................     36,679  15,074,358   --     15,111,037
     Netherlands.................         --   1,330,068   --      1,330,068
     New Zealand.................         --     668,883   --        668,883
     Norway......................         --     885,733   --        885,733
     Portugal....................         --     230,638   --        230,638
     Singapore...................         --     852,927   --        852,927
     Spain.......................         --   1,650,293   --      1,650,293
     Sweden......................         --   1,682,151   --      1,682,151
     Switzerland.................         --   3,221,383   --      3,221,383
     United Kingdom..............     16,828  13,505,894   --     13,522,722
     United States...............     21,850          --   --         21,850
   Rights/Warrants
     Portugal....................         --          --   --             --
     Spain.......................         --         683   --            683
   Securities Lending Collateral.         --   9,924,067   --      9,924,067
                                  ---------- -----------   --    -----------
   TOTAL......................... $6,878,735 $68,460,881   --    $75,339,616
                                  ========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                            International International
                                                              U.S. Large Cap U.S. Small Cap   Large Cap     Small Cap
                                                                  Growth         Growth        Growth        Growth
                                                                Portfolio*     Portfolio*    Portfolio*    Portfolio*
                                                              -------------- -------------- ------------- -------------
ASSETS:
Investments at Value (including $56,974, $50,819, $9,897
 and $9,775 of securities on loan, respectively).............    $506,050       $181,109      $140,749       $65,416
Temporary Cash Investments at Value & Cost...................       2,557          1,381            --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      56,117         50,797        10,354         9,924
Foreign Currencies at Value..................................          --             --            61           142
Receivables:
  Investment Securities Sold.................................          --             74           318            86
  Dividends, Interest and Tax Reclaims.......................         627             37           263           135
  Securities Lending Income..................................           5             18             7             9
  Fund Shares Sold...........................................       1,016            149           144            49
Prepaid Expenses and Other Assets............................          22             18            15            16
                                                                 --------       --------      --------       -------
     Total Assets............................................     566,394        233,583       151,911        75,777
                                                                 --------       --------      --------       -------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      56,117         50,797        10,354         9,924
  Investment Securities Purchased............................       1,321          1,049             4            --
  Fund Shares Redeemed.......................................         126             56            --             3
  Due to Advisor.............................................          52             48            19            11
  Line of Credit.............................................          --             --           253           143
Accrued Expenses and Other Liabilities.......................          42             14            17            18
                                                                 --------       --------      --------       -------
     Total Liabilities.......................................      57,658         51,964        10,647        10,099
                                                                 --------       --------      --------       -------
NET ASSETS...................................................    $508,736       $181,619      $141,264       $65,678
                                                                 ========       ========      ========       =======
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $508,736; $181,619; $141,264 and $65,678 and shares
 outstanding of 35,554,234; 12,696,699; 12,089,700 and
 5,481,343, respectively.....................................    $  14.31       $  14.30      $  11.68       $ 11.98
                                                                 ========       ========      ========       =======
Investments at Cost..........................................    $443,730       $153,287      $140,497       $63,124
                                                                 ========       ========      ========       =======
Foreign Currencies at Cost...................................    $     --       $     --      $     61       $   143
                                                                 ========       ========      ========       =======
NET ASSETS CONSIST OF:
Paid-In Capital..............................................    $443,113       $152,791      $139,834       $62,567
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................         893             92           286           178
Accumulated Net Realized Gain (Loss).........................       2,410            914           901           647
Net Unrealized Foreign Exchange Gain (Loss)..................          --             --            (9)           (5)
Net Unrealized Appreciation (Depreciation)...................      62,320         27,822           252         2,291
                                                                 --------       --------      --------       -------
NET ASSETS...................................................    $508,736       $181,619      $141,264       $65,678
                                                                 ========       ========      ========       =======

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                       International International
                                                                 U.S. Large U.S. Small   Large Cap     Small Cap
                                                                 Cap Growth Cap Growth    Growth        Growth
                                                                 Portfolio  Portfolio    Portfolio     Portfolio
                                                                 ---------- ---------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2, $0, $211 and
   $117, respectively)..........................................  $ 6,146    $ 1,428      $ 2,378       $ 1,407
  Interest......................................................        1         --           --            --
  Income from Securities Lending................................       42        181           93           104
                                                                  -------    -------      -------       -------
     Total Investment Income....................................    6,189      1,609        2,471         1,511
                                                                  -------    -------      -------       -------
Fund Expenses
  Investment Advisory Services Fees.............................      557        529          214           297
  Accounting & Transfer Agent Fees..............................       22         11           18            17
  Custodian Fees................................................        8          8           34            54
  Filing Fees...................................................       88         48           35            41
  Shareholders' Reports.........................................       22         13            6             5
  Directors'/Trustees' Fees & Expenses..........................        2          1            1            --
  Professional Fees.............................................        7          4            2             4
  Organizational & Offering Costs...............................        5          5            5             5
  Other.........................................................        4          4            2             3
                                                                  -------    -------      -------       -------
     Total Expenses.............................................      715        623          317           426
                                                                  -------    -------      -------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................      (61)       (18)         (61)          (99)
  Fees Paid Indirectly..........................................       --         --           (1)           --
                                                                  -------    -------      -------       -------
  Net Expenses..................................................      654        605          255           327
                                                                  -------    -------      -------       -------
  Net Investment Income (Loss)..................................    5,535      1,004        2,216         1,184
                                                                  -------    -------      -------       -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................    2,516        945          968           755
    Foreign Currency Transactions...............................       --         --          (54)          (28)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................   40,482      9,399       (4,283)       (2,784)
    Translation of Foreign Currency Denominated Amounts.........       --         --           (9)           (6)
                                                                  -------    -------      -------       -------
  Net Realized and Unrealized Gain (Loss).......................   42,998     10,344       (3,378)       (2,063)
                                                                  -------    -------      -------       -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................  $48,533    $11,348      $(1,162)      $  (879)
                                                                  =======    =======      =======       =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                            International      International
                                                    U.S. Large Cap      U.S. Small Cap        Large Cap          Small Cap
                                                   Growth Portfolio    Growth Portfolio    Growth Portfolio  Growth Portfolio
                                                  ------------------  ------------------  -----------------  ----------------
                                                             Period              Period              Period            Period
                                                            Dec. 20,            Dec. 20,            Dec. 20,          Dec. 20,
                                                    Year    2012(a)     Year    2012(a)     Year    2012(a)    Year   2012(a)
                                                   Ended       to      Ended       to      Ended       to     Ended      to
                                                  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31, Oct. 31, Oct. 31,
                                                    2014      2013      2014      2013      2014      2013     2014     2013
                                                  --------  --------  --------  --------  --------  -------- -------- --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................... $  5,535  $  1,381  $  1,004  $    379  $  2,216  $   533  $ 1,184  $   509
  Net Realized Gain (Loss) on:
   Investment Securities Sold....................    2,516       (38)      945       898       968      (39)     755      (88)
   Futures.......................................       --         1        --        20        --       --       --       --
   Foreign Currency Transactions.................       --        --        --        --       (54)      (9)     (28)      (7)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency....   40,482    21,838     9,399    18,423    (4,283)   4,535   (2,784)   5,075
   Translation of Foreign Currency Denominated
    Amounts......................................       --        --        --        --        (9)      --       (6)       1
                                                  --------  --------  --------  --------  --------  -------  -------  -------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations..................   48,533    23,182    11,348    19,720    (1,162)   5,020     (879)   5,490
                                                  --------  --------  --------  --------  --------  -------  -------  -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares....................   (4,886)     (991)     (967)     (304)   (1,963)    (382)  (1,089)    (361)
  Net Short-Term Gains:
   Institutional Class Shares....................       --        --      (910)       --        --       --       --       --
  Net Long-Term Gains:
   Institutional Class Shares....................       --        --       (19)       --        --       --       --       --
                                                  --------  --------  --------  --------  --------  -------  -------  -------
     Total Distributions.........................   (4,886)     (991)   (1,896)     (304)   (1,963)    (382)  (1,089)    (361)
                                                  --------  --------  --------  --------  --------  -------  -------  -------
Capital Share Transactions (1):
  Shares Issued..................................  280,736   220,963    67,425   108,051   109,094   42,798   29,828   39,725
  Shares Issued in Lieu of Cash Distributions....    4,860       986     1,891       304     1,932      381    1,079      360
  Shares Redeemed................................  (44,411)  (20,236)  (18,783)   (6,137)  (13,345)  (1,109)  (7,535)    (940)
                                                  --------  --------  --------  --------  --------  -------  -------  -------
     Net Increase (Decrease) from Capital
      Share Transactions.........................  241,185   201,713    50,533   102,218    97,681   42,070   23,372   39,145
                                                  --------  --------  --------  --------  --------  -------  -------  -------
     Total Increase (Decrease) in Net Assets.....  284,832   223,904    59,985   121,634    94,556   46,708   21,404   44,274
Net Assets
  Beginning of Period............................  223,904        --   121,634        --    46,708       --   44,274       --
                                                  --------  --------  --------  --------  --------  -------  -------  -------
  End of Period.................................. $508,736  $223,904  $181,619  $121,634  $141,264  $46,708  $65,678  $44,274
                                                  ========  ========  ========  ========  ========  =======  =======  =======
(1) Shares Issued and Redeemed:
  Shares Issued..................................   20,661    19,482     4,890     9,497     9,096    4,020    2,378    3,673
  Shares Issued in Lieu of Cash Distributions....      359        84       138        24       158       35       84       33
  Shares Redeemed................................   (3,289)   (1,743)   (1,360)     (492)   (1,120)     (99)    (605)     (82)
                                                  --------  --------  --------  --------  --------  -------  -------  -------
     Net Increase (Decrease) from Shares
      Issued and Redeemed........................   17,731    17,823     3,668     9,029     8,134    3,956    1,857    3,624
                                                  ========  ========  ========  ========  ========  =======  =======  =======
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)......................................... $    893  $    398  $     92  $     83  $    286  $   151  $   178  $   149

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   U.S. Large Cap Growth Portfolio U.S. Small Cap Growth Portfolio
                                                   ------------------------        ------------------------
                                                                    Period                          Period
                                                                   Dec. 20,                        Dec. 20,
                                                     Year          2012(a)           Year          2012(a)
                                                    Ended             to            Ended             to
                                                   Oct. 31,        Oct. 31,        Oct. 31,        Oct. 31,
                                                     2014            2013            2014            2013
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............. $  12.56     $  10.00           $  13.47     $  10.00
                                                    --------     --------           --------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................     0.23         0.16               0.09         0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     1.73         2.49               0.93         3.44
                                                    --------     --------           --------     --------
   Total from Investment Operations...............     1.96         2.65               1.02         3.51
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................    (0.21)       (0.09)             (0.09)       (0.04)
 Net Realized Gains...............................       --           --              (0.10)          --
                                                    --------     --------           --------     --------
   Total Distributions............................    (0.21)       (0.09)             (0.19)       (0.04)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $  14.31     $  12.56           $  14.30     $  13.47
=================================================  ===========  ===========        ===========  ===========
Total Return......................................    15.70%       26.58%(D)           7.64%       35.17%(D)
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $508,736     $223,904           $181,619     $121,634
Ratio of Expenses to Average Net Assets...........     0.20%        0.20%(B)(C)        0.40%        0.40%(B)(C)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor).........................................     0.22%        0.28%(B)(C)        0.41%        0.49%(B)(C)
Ratio of Net Investment Income to Average Net
 Assets...........................................     1.69%        1.59%(C)           0.66%        0.71%(C)
Portfolio Turnover Rate...........................        8%          10%(D)             19%          25%(D)
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   International Large Cap  International Small Cap
                                                       Growth Portfolio         Growth Portfolio
                                                   -----------------        -----------------
                                                                 Period                   Period
                                                                Dec. 20,                 Dec. 20,
                                                     Year       2012(a)       Year       2012(a)
                                                    Ended          to        Ended          to
                                                   Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                     2014         2013        2014         2013
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............. $  11.81  $ 10.00        $ 12.22   $ 10.00
                                                   --------  -------        -------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................     0.31     0.24           0.25      0.24
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................    (0.16)    1.74          (0.26)     2.13
                                                   --------  -------        -------   -------
   Total from Investment Operations...............     0.15     1.98          (0.01)     2.37
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................    (0.28)   (0.17)         (0.23)    (0.15)
 Net Realized Gains...............................       --       --             --        --
                                                   --------  -------        -------   -------
   Total Distributions............................    (0.28)   (0.17)         (0.23)    (0.15)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $  11.68  $ 11.81        $ 11.98   $ 12.22
=================================================  ========  ========       ========  ========
Total Return......................................     1.21%   19.98%(D)      (0.18)%   23.83%(D)
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $141,264  $46,708        $65,678   $44,274
Ratio of Expenses to Average Net Assets...........     0.30%    0.30%(B)(C)    0.55%     0.55%(B)(C)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................     0.37%    0.65%(B)(C)    0.72%     1.00%(B)(C)
Ratio of Net Investment Income to Average Net
 Assets...........................................     2.59%    2.60%(C)       2.00%     2.50%(C)
Portfolio Turnover Rate...........................       20%       3%(D)         29%        7%(D)
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers seventy-seven operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the "Portfolios"), are included in this report. The remaining seventy-three portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the "Domestic Equity Portfolios") and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios.

   For the year ended October 31, 2014, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                U.S. Large Cap Growth Portfolio.......... 0.17%
                U.S. Small Cap Growth Portfolio.......... 0.35%
                International Large Cap Growth Portfolio. 0.25%
                International Small Cap Growth Portfolio. 0.50%

   Pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of its advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2014, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and previously waived fees subject to future recovery by the Advisor as reflected below (amounts in thousands). The Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                          Previously
                                                           Recovery      Waived Fees/
                                                         of Previously     Expenses
                                               Expense   Waived Fees/       Assumed
                                              Limitation   Expenses    Subject to Future
                                                Amount      Assumed        Recovery
-                                             ---------- ------------- -----------------
U.S. Large Cap Growth Portfolio (1)..........    0.20%        --             $131
U.S. Small Cap Growth Portfolio (1)..........    0.40%        --               67
International Large Cap Growth Portfolio (1).    0.30%        --              132
International Small Cap Growth Portfolio (1).    0.55%        --              190

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation Amount listed above for such class of shares of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

                                                        Fees Paid
                                                        Indirectly
                                                        ----------
              International Large Cap Growth Portfolio.    $ 1
              International Small Cap Growth Portfolio.     --

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $262 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 U.S. Large Cap Growth Portfolio.......... $ 2
                 U.S. Small Cap Growth Portfolio..........   1
                 International Large Cap Growth Portfolio.  --
                 International Small Cap Growth Portfolio.  --

E. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                    Purchases  Sales
                                                    --------- -------
          U.S. Large Cap Growth Portfolio.......... $268,047  $25,815
          U.S. Small Cap Growth Portfolio..........   78,694   28,037
          International Large Cap Growth Portfolio.  116,617   17,403
          International Small Cap Growth Portfolio.   41,069   16,943

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, non-deductible organizational costs, 90 day stock issuance expense, non-deductible excise tax and tax-equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                             Increase       Increase
                                                            (Decrease)     (Decrease)
                                             Increase     Undistributed   Accumulated
                                            (Decrease)    Net Investment  Net Realized
                                          Paid-In Capital     Income     Gains (Losses)
                                          --------------- -------------- --------------
U.S. Large Cap Growth Portfolio..........      $223           $(154)          $(69)
U.S. Small Cap Growth Portfolio..........        48             (28)           (20)
International Large Cap Growth Portfolio.        92            (118)            26
International Small Cap Growth Portfolio.        58             (66)             8

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                           Net Investment
                                             Income and
                                             Short-Term     Long-Term
                                           Capital Gains  Capital Gains Total
                                           -------------- ------------- ------
 U.S. Large Cap Growth Portfolio
 2013.....................................     $  991           --      $  991
 2014.....................................      4,886           --       4,886
 U.S. Small Cap Growth Portfolio
 2013.....................................        304           --         304
 2014.....................................      1,876          $19       1,895
 International Large Cap Growth Portfolio
 2013.....................................        382           --         382
 2014.....................................      1,963           --       1,963
 International Small Cap Growth Portfolio
 2013.....................................        361           --         361
 2014.....................................      1,089           --       1,089

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                            Net Investment
                                                Income
                                            and Short-Term   Long-Term
                                            Capital Gains  Capital Gains Total
                                            -------------- ------------- -----
  U.S. Large Cap Growth Portfolio..........      $168           $55      $223
  U.S. Small Cap Growth Portfolio..........        25            23        48
  International Large Cap Growth Portfolio.        82            10        92
  International Small Cap Growth Portfolio.        36            18        54

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          Undistributed                                 Total Net
                                          Net Investment                              Distributable
                                            Income and   Undistributed   Unrealized     Earnings
                                            Short-Term     Long-Term    Appreciation  (Accumulated
                                          Capital Gains  Capital Gains (Depreciation)    Losses)
                                          -------------- ------------- -------------- -------------
U.S. Large Cap Growth Portfolio..........     $1,391        $1,926        $62,309        $65,626
U.S. Small Cap Growth Portfolio..........         92           914         27,821         28,827
International Large Cap Growth Portfolio.        855           332            243          1,430
International Small Cap Growth Portfolio.        229           598          2,286          3,113

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios did not have any capital loss carryforwards.

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                 U.S. Large Cap Growth Portfolio.......... $26
                 International Small Cap Growth Portfolio.  87
                 International Large Cap Growth Portfolio.  40

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                Net Unrealized
                                          Federal Tax  Unrealized   Unrealized   Appreciation
                                             Cost     Appreciation Depreciation (Depreciation)
                                          ----------- ------------ ------------ --------------
U.S. Large Cap Growth Portfolio..........  $502,415     $69,813      $(7,504)      $62,309
U.S. Small Cap Growth Portfolio..........   205,465      33,579       (5,757)       27,822
International Large Cap Growth Portfolio.   150,851       7,269       (7,017)          252
International Small Cap Growth Portfolio.    73,048       6,823       (4,531)        2,292

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior fiscal period remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average      Average        Days     Expense  Borrowed During
                                          Interest Rate Loan Balance Outstanding* Incurred   the Period
                                          ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Growth Portfolio..........     0.85%        $  237          5         --        $  298
U.S. Small Cap Growth Portfolio..........     0.84%         1,116         10         --         1,774
International Large Cap Growth Portfolio.     0.84%           218         26         --           950
International Small Cap Growth Portfolio.     0.84%           159         34         --           913

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Portfolio's available line of credit was utilized.

   At October 31, 2014, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio had loans outstanding in the amount of $253 and $143 (in thousands), respectively.

I. Securities Lending:

   As of October 31, 2014, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $1,427, $69, $498 and $433 (in thousands), respectively. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At October 31, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                             Approximate
                                                              Percentage
                                                Number of   of Outstanding
                                               Shareholders     Shares
     -                                         ------------ --------------
     U.S. Large Cap Growth Portfolio..........      3             93%
     U.S. Small Cap Growth Portfolio..........      3             97%
     International Large Cap Growth Portfolio.      3             97%
     International Small Cap Growth Portfolio.      3             97%

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio, and International Small Cap Growth Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2014, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2014.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2014.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were two Strategy Committee meetings held during the fiscal year ended October 31, 2014.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the DFA   Principal Occupation(s) During Past 5
 with the Fund, Address and   Term of Office/1/ and      Fund Complex/2/        Years and Other Directorships of Public
       Year of Birth           Length of Service             Overseen                       Companies Held
------------------------------------------------------------------------------------------------------------------------
                                           Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983       108 portfolios in 4      Leo Melamed Professor of Finance,
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     University of Chicago Booth School of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Business.
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       108 portfolios in 4      Steven G. Rothmeier Professor and
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Distinguished Service Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                                Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                                   School of Business (since 1965). Member
Booth School of Business                                                        and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                         Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                               (futures trading exchange) (since
1939                                                                            2004). Trustee, Harbor Fund (registered
                                                                                investment company) (29 Portfolios)
                                                                                (since 1994). Formerly, Member of the
                                                                                Board of Milwaukee Insurance Company
                                                                                (1997-2010).
------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       108 portfolios in 4      Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     School of Management (since 1984).
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                                   Capital Management, LLC (hedge fund and
P.O. Box 208200                                                                 asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                        to Morningstar Inc. (since 2006).
1943                                                                            Formerly, Director, BIRR Portfolio
                                                                                Analysis, Inc. (software products)
                                                                                (1990-2010).
------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       108 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010          investment companies     Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM.     DFAITC-Since 2010                                Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                                   Management and Economics, Graduate
School of Business                                                              School of Business, Stanford University
518 Memorial Way                                                                (since 1995). Cornerstone Research
Stanford, CA 94305-5015                                                         (expert testimony and economic and
1948                                                                            financial analysis) (since 2009).
                                                                                Formerly, Chairman of the President
                                                                                George W. Bush's Council of Economic
                                                                                Advisers (2006-2009). Formerly, Council
                                                                                of Economic Advisors, State of
                                                                                California (2005-2006). Formerly,
                                                                                Commissioner, White House Panel on Tax
                                                                                Reform (2005)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       108 portfolios in 4      Chief Investment Strategist, Janus
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                                   Graduate School of Business, Stanford
Advisors, LP                                                                    University (since 1981). Chairman,
6300 Bee Cave Road                                                              Ruapay Inc. (since 2013). Formerly,
Building 1                                                                      Chairman, Platinum Grove Asset
Austin, TX 78746                                                                Management, L.P. (hedge fund)
1941                                                                            (formerly, Oak Hill Platinum Partners)
                                                                                (1999-2009). Formerly, Director,
                                                                                American Century Fund Complex
                                                                                (registered investment companies) (43
                                                                                Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       108 portfolios in 4      Boris and Irene Stern Distinguished
Director of DFAIDG and DIG.    DIG-Since 2000          investment companies     Service Professor of Accounting,
Trustee of DFAITC and DEM.     DFAITC-Since 2000                                University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                                   Business (since 1980). Director, HNI
Booth School of Business                                                        Corporation (formerly known as HON
5807 S. Woodlawn                                                                Industries Inc.) (office furniture)
Avenue Chicago, IL 60637                                                        (since 2000). Director, Ryder System
1953                                                                            Inc. (transportation, logistics and
                                                                                supply-chain management) (since 2003).
                                                                                Trustee, UBS Funds (4 investment
                                                                                companies within the fund complex) (33
                                                                                portfolios) (since 2009). Formerly,
                                                                                Co-Director Investment Research,
                                                                                Fundamental Investment Advisors (hedge
                                                                                fund) (2008-2011).
------------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
     and Year of Birth       Length of Service            Overseen             Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981      108 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,  DIG-Since 1992         investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief       DFAITC-Since 1992                             Officer (until 1/1/2010) of the following companies:
Executive Officer            DEM-Since 1993                                Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road,                                                        Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009-2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and Co-
                                                                           Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009      108 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief   DIG-Since 2009         investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-    DFAITC-Since 2009                             2014), Director/Trustee, and formerly, Chief
Chief Investment Officer     DEM-Since 2009                                Investment Officer (March 2007 - June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice President
                                                                           of the DFA Entities and Dimensional Fund Advisors
                                                                           Canada ULC. Director and Chief Investment Officer
                                                                           (since December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of                        Term of Office/1/ and
      Birth             Position        Length of Service           Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
                                                     Officers
----------------------------------------------------------------------------------------------------------------------
April A. Aandal    Vice President           Since 2008         Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta   Vice President           Since 2012         Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery    Vice President           Since 2005         Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow   Vice President           Since 1993         Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
----------------------------------------------------------------------------------------------------------------------
Peter Bergan       Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth  Vice President           Since 2007         Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown   Vice President and       Since 2001         Vice President and Assistant Secretary of all the
1967               Assistant Secretary                         DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler    Vice President           Since 2007         Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit  Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
James G. Charles   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
----------------------------------------------------------------------------------------------------------------------

   Name and Year of                         Term of Office/1/ and
        Birth                Position       Length of Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President          Since 2009         Vice President of all the DFA Entities. Co-Head of
1966                                                               Portfolio Management (since March 2012) and
                                                                   Senior Portfolio Manager (since January 2012) for
                                                                   Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                   Manager for Dimensional Fund Advisors LP (October
                                                                   2005 to January 2012).
-------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                               Counsel for Dimensional Fund Advisors LP (April
                                                                   2012 - January 2014); Vice President and Counsel
                                                                   for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President          Since 2004         Vice President of all the DFA Entities, DFA Australia
1972                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC. Head of Global Institutional Services for
                                                                   Dimensional Fund Advisors LP (since January
                                                                   2014). Formerly, Head of Institutional, North America
                                                                   (March 2012 to December 2013) and Head of
                                                                   Portfolio Management (January 2006 to March 2012)
                                                                   for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (September 2011-March 2013); Vice President at
                                                                   MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2010-March 2014); Vice President, Sales
                                                                   and Business Development at AdvisorsIG (PPMG)
                                                                   (2009-2010); Vice President at Credit Suisse (2007-
                                                                   2009).
-------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (2003-March 2014).
-------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President          Since 2012         Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President          Since 2007         Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1955                                                               Senior Vice President and Managing Director at
                                                                   State Street Bank & Trust Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and      Since 2004         Vice President and Chief Compliance Officer of all
1965                    Global Chief                               the DFA Entities, DFA Australia Limited, and
                        Compliance Officer                         Dimensional Fund Advisors Ltd. Chief Compliance
                                                                   Officer of Dimensional Fund Advisors Canada.
                                                                   Formerly, Vice President and Chief Compliance
                                                                   Officer for Dimensional SmartNest (US) LLC
                                                                   (October 2010- 2014).
-------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President          Since 1999         Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President          Since 1994         Vice President of all the DFA Entities, DFA Australia
1957                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC.
-------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director (January 2012-January 2014) and
                                                                   Senior Associate (August 2010-December 2011) for
                                                                   Dimensional Fund Advisors LP; MBA and MPA at
                                                                   the University of Texas at Austin (August 2007-May
                                                                   2010).
-------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1972                                                               Research Associate (August 2008-March 2010) and
                                                                   Research Assistant (April 2006-August 2008) for
                                                                   Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                         Term of Office/1/ and
       Birth              Position        Length of Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner   Vice President           Since 2001         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan       Vice President           Since 2014         Vice President of all the DFA Entities. Head of
1979                                                             Marketing for Dimensional Fund Advisors LP (since
                                                                 February 2013). Formerly, Senior Manager of
                                                                 Research and Marketing for Dimensional Fund
                                                                 Advisors LP (June 2012-January 2013); Director of
                                                                 Mutual Fund Analysis at Morningstar (January 2008-
                                                                 May 2012).
-----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice   Vice President and       Since 1998         Vice President and Assistant Secretary of all the
1965                 Assistant Secretary                         DFA Entities and DFA Australia Limited. Chief
                                                                 Operating Officer for Dimensional Fund Advisors
                                                                 Pte. Ltd. (since April 2013). Formerly, Chief
                                                                 Operating Officer for Dimensional Fund Advisors Ltd.
                                                                 (July 2008-March 2013).
-----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker  Vice President           Since 2004         Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall       Vice President           Since 2008         Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) for
                                                                 Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                 Manager for Dimensional Fund Advisors LP
                                                                 (September 2004-January 2012).
-----------------------------------------------------------------------------------------------------------------------
Edward A. Foley      Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (August 2011-January 2014); Senior Vice President
                                                                 of First Trust Advisors L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman    Vice President           Since 2009         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour     Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum       Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
-----------------------------------------------------------------------------------------------------------------------
Henry F. Gray        Vice President           Since 2000         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
John T. Gray         Vice President           Since 2007         Vice President of all the DFA Entities.
1974
-----------------------------------------------------------------------------------------------------------------------
Christian Gunther    Vice President           Since 2011         Vice President of all the DFA Entities. Senior Trader
1975                                                             for Dimensional Fund Advisors LP (since 2012).
                                                                 Formerly, Senior Trader (2009-2012).
-----------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins    Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP (January
                                                                 2011-January 2014); Vice President and Senior
                                                                 Counsel for State Street Global Advisors (November
                                                                 2008-January 2011).
-----------------------------------------------------------------------------------------------------------------------
Joel H. Hefner       Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Julie C. Henderson   Vice President and       Since 2005         Vice President and Fund Controller of all the DFA
1974                 Fund Controller                             Entities, Dimensional Cayman Commodity Fund I
                                                                 Ltd. and Dimensional Japan Ltd.
-----------------------------------------------------------------------------------------------------------------------
Kevin B. Hight       Vice President           Since 2005         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Christine W. Ho      Vice President           Since 2004         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Michael C. Horvath   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1960                                                             Managing Director, Co-Head Global Consultant
                                                                 Relations at BlackRock (2004-2011).
-----------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth                Position          Length of Service            Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon         Vice President               Since 2004         Vice President of all the DFA Entities and
1973                                                                 Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------------
Garret D. Jones      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                                 Manager of Sales and Marketing Systems (January
                                                                     2011-January 2014) and Project Manager (2007-
                                                                     2010) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones     Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                                 Facilities Manager for Dimensional Fund Advisors
                                                                     LP (October 2008-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President               Since 2014         Vice President of all the DFA Entities. Head of
1978                                                                 Operations for Financial Advisor Services for
                                                                     Dimensional Fund Advisors LP (since July 2014).
                                                                     Formerly, Counsel of Dimensional Fund Advisors LP
                                                                     (August 2011-January 2014); Associate at Andrews
                                                                     Kurth LLP (2006-2011).
---------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President and           Since 2003         Vice President of all the DFA Entities, Dimensional
1954                 Chief Operating Officer                         Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Chief Operating
                                                                     Officer of Dimensional Holdings Inc., DFA Securities
                                                                     LLC, Dimensional Fund Advisors LP, Dimensional
                                                                     Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd., Dimensional Advisors Ltd. And Dimensional
                                                                     Fund Advisors Pte. Ltd. Director, Vice President, and
                                                                     Chief Privacy Officer of Dimensional Fund Advisors
                                                                     Canada ULC. Director of DFA Australia Limited,
                                                                     Dimensional Fund Advisors Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Director and Vice
                                                                     President of Dimensional Hong Kong Limited and
                                                                     Dimensional Fund Advisors Pte. Ltd.
---------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (October 2004-January 2013).
---------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1948                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (April 2006-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President               Since 2010         Vice President of all the DFA Entities. Portfolio
1971                                                                 Manager for Dimensional Fund Advisors LP (since
                                                                     June 2004).
---------------------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                                 Creative Director for Dimensional Fund Advisors LP
                                                                     (September 2012-January 2014); Vice President and
                                                                     Global Creative Director at Morgan Stanley
                                                                     (2007-2012); Visiting Assistant Professor, Graduate
                                                                     Communications Design at Pratt Institute
                                                                     (2004-2012).
---------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President               Since 2011         Vice President of all the DFA Entities. Head of
1971                                                                 Defined Contribution Sales for Dimensional Fund
                                                                     Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President               Since 2004         Vice President of all the DFA Entities. Senior
1971                                                                 Portfolio Manager of Dimensional Fund Advisors LP
                                                                     (since January 2012). Formerly, Portfolio Manager
                                                                     for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1981                                                                 Senior Associate, Investment Analytics and Data
                                                                     (January 2012-December 2012) and Systems
                                                                     Developer (June 2007-December 2011) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1966                                                                 Regional Director (May 2010-January 2014) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President               Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (2007-2010).
---------------------------------------------------------------------------------------------------------------------------

 Name and Year of                          Term of Office/1/ and
      Birth               Position         Length of Service             Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Michael F. Lane     Vice President             Since 2004         Vice President of all the DFA Entities. Formerly,
1967                                                              Chief Executive Officer for Dimensional SmartNest
                                                                  (US) LLC (July 2012-November 2014).
-------------------------------------------------------------------------------------------------------------------------
Francis R. Lao      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly, Vice
1969                                                              President - Global Operations at Janus Capital
                                                                  Group (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
David F. LaRusso    Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1978                                                              Senior Trader (January 2010-December 2012) and
                                                                  Trader (2000-2009) for Dimensional Fund Advisors
                                                                  LP.
-------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee       Vice President             Since 2005         Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly,
1980                                                              Research Associate for Dimensional Fund Advisors
                                                                  LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------------------
John B. Lessley     Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1960                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu   Vice President             Since 2009         Vice President of all the DFA Entities.
1969
-------------------------------------------------------------------------------------------------------------------------
Peter Magnusson     Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1969                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2011-January 2014); Vice President at
                                                                  Columbia Management (2004-2010).
-------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell   Vice President             Since 2010         Vice President of all the DFA Entities and
1972                                                              Dimensional Cayman Commodity Fund I Ltd.
                                                                  Formerly, Counsel for Dimensional Fund Advisors
                                                                  LP (September 2006-January 2010).
-------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus     Vice President             Since 2008         Vice President of all DFA Entities and Head of
1970                                                              Global Human Resources for Dimensional Fund
                                                                  Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
David R. Martin     Vice President, Chief      Since 2007         Vice President, Chief Financial Officer and Treasurer
1956                Financial Officer and                         of all the DFA Entities. Director, Vice President,
                    Treasurer                                     Chief Financial Officer and Treasurer of Dimensional
                                                                  Fund Advisors Ltd., DFA Australia Limited,
                                                                  Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                                  Kong Limited, Dimensional Fund Advisors Canada
                                                                  ULC, and Dimensional Cayman Commodity Fund I
                                                                  Ltd. Director of Dimensional Funds plc and
                                                                  Dimensional Funds II plc. Statutory Auditor of
                                                                  Dimensional Japan Ltd. Formerly, Chief Financial
                                                                  Officer, Treasurer and Vice President of Dimensional
                                                                  SmartNest (US) LLC (October 2010-November
                                                                  2014).
-------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune    Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1975                                                              Regional Director of Dimensional Fund Advisors LP
                                                                  (January 2009-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis   Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1984                                                              Regional Director (January 2009-January 2014) and
                                                                  Senior Associate (2011) for Dimensional Fund
                                                                  Advisors LP; Investment Consultant (March 2010-
                                                                  December 2010) and Investment Analyst (December
                                                                  2007-March 2010) at Towers Watson.
-------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson  Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                              Manager, Investment Systems (2011-January 2013)
                                                                  and Project Manager (2007-2010) for Dimensional
                                                                  Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth               Position            Length of Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                      Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                                LP (since December 2012). Formerly, Chief
                                                                       Compliance Officer of Wellington Management
                                                                       Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities and
1974                                                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                       General Counsel, Funds (since 2011). Formerly,
                                                                       Counsel for Dimensional Fund Advisors LP (2007-
                                                                       2010).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                       Dimensional Fund II plc.
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       July 2005).
-----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President         Since 2010                 Vice President of all the DFA Entities. Formerly,
1978                                                                   Senior Compliance Officer (January 2008-January
                                                                       2010) and Compliance Officer (February 2006-
                                                                       December 2007) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (2012-January 2013); Senior Consultant (June 2011-
                                                                       December 2011) and Senior Investment Analyst and
                                                                       Consultant (July 2008-June 2011) at Hewitt
                                                                       EnnisKnupp.
-----------------------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President         Since 1993                 Vice President of all the DFA Entities, DFA Australia
1961                                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President         Since 2011                 Vice President of all the DFA Entities. Portfolio
1970                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       2006).
-----------------------------------------------------------------------------------------------------------------------------
Theodore W. Randall  Vice President         Since 2008                 Vice President of all the DFA Entities. Formerly,
1973                                                                   Research Associate for Dimensional Fund Advisors
                                                                       LP (2006 to 2008).
-----------------------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1967                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014); Vice President at
                                                                       BlackRock (2009-2010).
-----------------------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1969                                                                   Planning and Analysis Manager for Dimensional
                                                                       Fund Advisors LP (July 2007-January 2014).
-----------------------------------------------------------------------------------------------------------------------------

 Name and Year of                    Term of Office/1/ and
       Birth            Position     Length of Service            Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1981                                                        Research Associate (June 2011-January 2012) for
                                                            Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President      Since 2005         Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1960                                                        Senior Manager, Human Resources for Dimensional
                                                            Fund Advisors LP (January 2012-January 2014);
                                                            Director of Human Resources at Spansion, Inc.
                                                            (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1959                                                        Client Systems Manager for Dimensional Fund
                                                            Advisors LP (July 2008-January 2010); Senior
                                                            Manager at Vanguard (November 1997-July 2008).
------------------------------------------------------------------------------------------------------------------
Walid A. Shinnawi    Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1961                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (March 2006-January 2010).
------------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President      Since 2009         Vice President of all the DFA Entities. Formerly,
1965                                                        Investment Operations Manager for Dimensional
                                                            Fund Advisors LP (May 2007-January 2009).
------------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President      Since 2007         Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1981                                                        Manager for Dimensional Fund Advisors LP (since
                                                            January 2012). Formerly, Investment Associate for
                                                            Dimensional Fund Advisors LP (August 2010-
                                                            December 2011).
------------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President      Since 2007         Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1977                                                        Manager of Dimensional Fund Advisors LP (since
                                                            January 2010).
------------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                        Project Manager for Dimensional Fund Advisors LP
                                                            (2007-2010).
------------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President      Since 2004         Vice President of all the DFA Entities and
1956                                                        Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------
Carl G. Snyder       Vice President      Since 2000         Vice President of all the DFA Entities.
1963
------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President      Since 2004         Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1973                                                        Manager, Investment Analytics and Data (2012-
                                                            January 2013) and Research Assistant (2002-2011)
                                                            for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Erik T. Totten       Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1980                                                        Regional Director (2010-January 2013) and Senior
                                                            Associate (2007-2009) for Dimensional Fund
                                                            Advisors LP.
------------------------------------------------------------------------------------------------------------------
John H. Totten       Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1978                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (January 2008-January 2012).
------------------------------------------------------------------------------------------------------------------
Robert C. Trotter    Vice President      Since 2009         Vice President of all the DFA Entities.
1958
------------------------------------------------------------------------------------------------------------------
Karen E. Umland      Vice President      Since 1997         Vice President of all the DFA Entities, DFA Australia
1966                                                        Limited, Dimensional Fund Advisors Ltd., and
                                                            Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------

  Name and Year of                    Term of Office/1/ and
       Birth             Position     Length of Service           Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (September 2008-January 2014).
----------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President      Since 2009         Vice President of all the DFA Entities. Portfolio
1970                                                         Manager for Dimensional Fund Advisors LP (since
                                                             2004).
----------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President      Since 1997         Vice President of all the DFA Entities.
1951
----------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President      Since 2007         Vice President of all the DFA Entities.
1976
----------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President      Since 2005         Vice President of all the DFA Entities.
1955
----------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1978                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (2005-2010).
----------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

   For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2013 to October 31, 2014, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.


                                               Net
                                           Investment    Short-Term     Long-Term                  Dividends   Qualifying
                                             Income     Capital Gain  Capital Gain      Total       Received    Dividend
DFA Investment Dimensions Group Inc.      Distributions Distributions Distributions Distributions Deduction(1) Income(2)
------------------------------------      ------------- ------------- ------------- ------------- ------------ ----------
US Large Cap Growth Portfolio............      99%           --             1%           100%         100%        100%
US Small Cap Growth Portfolio............      51%           47%            2%           100%         100%        100%
International Large Cap Growth Portfolio.      99%            1%           --            100%         100%        100%
International Small Cap Growth Portfolio.      98%           --             2%           100%         100%        100%

                                                                         Qualifying
                                                                           Short-
                                           Foreign   Foreign  Qualifying    Term
                                             Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.      Credit(3) Income(4) Income(5)   Gain(6)
------------------------------------      --------- --------- ---------- ----------
US Large Cap Growth Portfolio............    --         --       100%       100%
US Small Cap Growth Portfolio............    --         --       100%       100%
International Large Cap Growth Portfolio.     5%       100%      100%       100%
International Small Cap Growth Portfolio.     5%       100%      100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103114-041A

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated
Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980.
Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a)Audit Fees
          Fiscal Year Ended October 31, 2014: $1,515,544
          Fiscal Year Ended October 31, 2013: $1,448,699

    (b)Audit-Related Fees
          Fees for Registrant    Fiscal Year Ended October 31, 2014: $123,244
                                 Fiscal Year Ended October 31, 2013: $116,948

   For fiscal years ended October 31, 2014 and October 31, 2013,
   Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

       Audit-Related Fees required to be approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X
                                 Fiscal Year Ended October 31, 2014: $165,000
                                 Fiscal Year Ended October 31, 2013: $155,000

   For the fiscal years ended October 31, 2014 and October 31, 2013, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

    (c)Tax Fees
          Fees for Registrant    Fiscal Year Ended October 31, 2014: $658,862
                                 Fiscal Year Ended October 31, 2013: $640,381

   Tax Fees included, for the fiscal years ended October 31, 2014 and October 31, 2013, fees for tax services in connection with the Registrant's excise tax calculations, limited review of the Registrant's applicable tax returns and capital gains tax services in India.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

    (d)All Other Fees
          Fees for Registrant    Fiscal Year Ended October 31, 2014: $0
                                 Fiscal Year Ended October 31, 2013: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

           (a)pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

           (b)refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

    (e)(2)The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

       (f)The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2014 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

       (g)Aggregate Non-Audit Fees
              Fiscal Year Ended October 31, 2014: $2,990,464
              Fiscal Year Ended October 31, 2013: $2,782,732

       (h)The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

 NAME OF ENTITY FOR WHICH SCHEDULE OF   RELATIONSHIP TO SERIES OF THE
 INVESTMENTS IS PROVIDED                REGISTRANT

 U.S. Large Cap Equity Portfolio....... Series of Registrant

 U.S. Targeted Value Portfolio......... Series of Registrant

 U.S. Small Cap Value Portfolio........ Series of Registrant

 U.S. Core Equity 1 Portfolio.......... Series of Registrant

 U.S. Core Equity 2 Portfolio.......... Series of Registrant

 U.S. Vector Equity Portfolio.......... Series of Registrant

 NAME OF ENTITY FOR WHICH SCHEDULE OF   RELATIONSHIP TO SERIES OF THE
 INVESTMENTS IS PROVIDED                REGISTRANT

 U.S. Small Cap Portfolio.............. Series of Registrant

 U.S. Micro Cap Portfolio.............. Series of Registrant

 DFA Real Estate Securities Portfolio.. Series of Registrant

 Large Cap International Portfolio..... Series of Registrant

 International Core Equity Portfolio... Series of Registrant

 DFA International Real Estate
   Securities Portfolio................ Series of Registrant

 DFA International Small Cap Value
   Portfolio........................... Series of Registrant

 International Vector Equity Portfolio. Series of Registrant

 Emerging Markets Core Equity Portfolio Series of Registrant

 The U.S. Large Cap Value Series....... Master fund for U.S. Large Cap Value
                                        Portfolio

 The DFA International Value Series.... Master fund for LWAS/DFA
                                        International High Book to Market
                                        Portfolio

 The Japanese Small Company Series..... Master fund for Japanese Small
                                        Company Portfolio

 The Asia Pacific Small Company Series. Master fund for Asia Pacific Small
                                        Company Portfolio

 The United Kingdom Small Company       Master fund for United Kingdom Small
   Series.............................. Company Portfolio

 The Continental Small Company Series.. Master fund for Continental Small
                                        Company Portfolio

 The Emerging Markets Series........... Master fund for Emerging Markets
                                        Portfolio

 The Emerging Markets Small Cap Series. Master fund for Emerging Markets
                                        Small Cap Portfolio

 Dimensional Emerging Markets Value     Master fund for Emerging Markets
   Fund................................ Value Portfolio

 U.S. Social Core Equity 2 Portfolio... Series of Registrant

 U.S. Sustainability Core 1 Portfolio.. Series of Registrant

 International Sustainability Core 1
   Portfolio........................... Series of Registrant

 NAME OF ENTITY FOR WHICH SCHEDULE OF   RELATIONSHIP TO SERIES OF THE
 INVESTMENTS IS PROVIDED                REGISTRANT

 DFA International Value ex Tobacco
   Portfolio........................... Series of Registrant

 International Social Core Equity
   Portfolio........................... Series of Registrant

 Emerging Markets Social Core Equity
   Portfolio........................... Series of Registrant

 Tax-Managed U.S. Equity Portfolio..... Series of Registrant

 Tax-Managed U.S. Targeted Value
   Portfolio........................... Series of Registrant

 Tax-Managed U.S. Small Cap Portfolio.. Series of Registrant

 T.A. U.S. Core Equity 2 Portfolio..... Series of Registrant

 Tax-Managed DFA International Value
   Portfolio........................... Series of Registrant

 T.A. World ex U.S. Core Equity
   Portfolio........................... Series of Registrant

 The Tax-Managed U.S. Marketwide Value  Master fund for Tax-Managed U.S.
   Series.............................. Marketwide Value Portfolio

 CSTG&E U.S. Social Core Equity 2
   Portfolio........................... Series of Registrant

 CSTG&E International Social Core
   Equity Portfolio.................... Series of Registrant

 VA U.S. Targeted Value Portfolio...... Series of Registrant

 VA U.S. Large Value Portfolio......... Series of Registrant

 VA International Value Portfolio...... Series of Registrant

 VA International Small Portfolio...... Series of Registrant

 U.S. Large Cap Growth Portfolio....... Series of Registrant

 U.S. Small Cap Growth Portfolio....... Series of Registrant

 International Large Cap Growth
   Portfolio........................... Series of Registrant

 International Small Cap Growth
   Portfolio........................... Series of Registrant

                         U.S. LARGE CAP EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
COMMON STOCKS -- (96.1%)
Consumer Discretionary -- (13.1%)
#    Abercrombie & Fitch Co. Class A                                         1,639    $              54,874                   0.0%
     Advance Auto Parts, Inc.                                                  929                  136,526                   0.1%
*    Amazon.com, Inc.                                                        4,446                1,358,075                   0.5%
*    AMC Networks, Inc. Class A                                                730                   44,275                   0.0%
*    Apollo Education Group, Inc. Class A                                    1,705                   48,865                   0.0%
#*   Ascena Retail Group, Inc.                                               3,200                   39,840                   0.0%
#    Autoliv, Inc.                                                           2,052                  188,250                   0.1%
*    AutoNation, Inc.                                                        3,500                  200,410                   0.1%
*    Bed Bath & Beyond, Inc.                                                 4,446                  299,394                   0.1%
     Best Buy Co., Inc.                                                     10,994                  375,335                   0.1%
     BorgWarner, Inc.                                                        3,859                  220,040                   0.1%
     Brunswick Corp.                                                         1,850                   86,580                   0.0%
#    Burger King Worldwide, Inc.                                               744                   24,314                   0.0%
#*   Cabela's, Inc.                                                          1,921                   92,246                   0.0%
#    Cablevision Systems Corp. Class A                                       2,951                   54,948                   0.0%
#*   CarMax, Inc.                                                            3,544                  198,145                   0.1%
     Carnival Corp.                                                          3,680                  147,752                   0.1%
     Carter's, Inc.                                                          1,541                  120,398                   0.0%
     CBS Corp. Class B                                                       7,570                  410,445                   0.2%
#*   Charter Communications, Inc. Class A                                    1,285                  203,531                   0.1%
*    Chipotle Mexican Grill, Inc.                                              320                  204,160                   0.1%
#    Cinemark Holdings, Inc.                                                 2,673                   94,410                   0.0%
     Coach, Inc.                                                             2,269                   78,008                   0.0%
     Comcast Corp. Class A                                                  36,774                2,035,441                   0.7%
     Comcast Corp. Special Class A                                           6,932                  382,230                   0.1%
     Dana Holding Corp.                                                      3,382                   69,196                   0.0%
#    Darden Restaurants, Inc.                                                2,603                  134,783                   0.1%
     Delphi Automotive P.L.C.                                                3,632                  250,535                   0.1%
     Dick's Sporting Goods, Inc.                                             2,688                  121,955                   0.0%
     Dillard's, Inc. Class A                                                 1,478                  156,313                   0.1%
*    DIRECTV                                                                 3,398                  294,912                   0.1%
*    Discovery Communications, Inc.                                          4,146                  145,069                   0.1%
*    Discovery Communications, Inc. Class A                                  1,830                   64,691                   0.0%
*    DISH Network Corp. Class A                                              2,623                  166,954                   0.1%
*    Dollar General Corp.                                                    5,666                  355,088                   0.1%
*    Dollar Tree, Inc.                                                       2,283                  138,281                   0.1%
     DR Horton, Inc.                                                         5,627                  128,239                   0.0%
     DSW, Inc. Class A                                                       1,114                   33,030                   0.0%
#    Dunkin' Brands Group, Inc.                                              2,937                  133,575                   0.1%
     Expedia, Inc.                                                           1,912                  162,463                   0.1%
     Family Dollar Stores, Inc.                                              1,227                   96,062                   0.0%
     Foot Locker, Inc.                                                       3,128                  175,199                   0.1%
     Ford Motor Co.                                                         61,312                  863,886                   0.3%
*    Fossil Group, Inc.                                                      1,391                  141,409                   0.1%
#    GameStop Corp. Class A                                                  4,545                  194,344                   0.1%
     Gannett Co., Inc.                                                       4,493                  141,529                   0.1%
     Gap, Inc. (The)                                                         4,530                  171,642                   0.1%
#    Garmin, Ltd.                                                            2,357                  130,766                   0.1%
     General Motors Co.                                                     15,377                  482,838                   0.2%
     Gentex Corp.                                                            3,957                  129,552                   0.1%
     Genuine Parts Co.                                                       2,201                  213,673                   0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
     GNC Holdings, Inc. Class A                                              2,069    $              86,008                   0.0%
     Goodyear Tire & Rubber Co. (The)                                        5,894                  142,812                   0.1%
     Graham Holdings Co. Class B                                               108                   84,629                   0.0%
#*   Groupon, Inc.                                                           6,789                   49,628                   0.0%
     H&R Block, Inc.                                                         3,030                   97,899                   0.0%
     Hanesbrands, Inc.                                                       1,142                  120,607                   0.0%
     Harley-Davidson, Inc.                                                   4,508                  296,176                   0.1%
     Harman International Industries, Inc.                                     851                   91,346                   0.0%
#    Hasbro, Inc.                                                            1,280                   73,638                   0.0%
     Home Depot, Inc. (The)                                                 17,150                1,672,468                   0.6%
*    Hyatt Hotels Corp. Class A                                                518                   30,676                   0.0%
     International Game Technology                                           5,685                   93,177                   0.0%
     Interpublic Group of Cos., Inc. (The)                                   7,034                  136,389                   0.1%
     Johnson Controls, Inc.                                                 11,014                  520,411                   0.2%
*    Kate Spade & Co.                                                        1,751                   47,505                   0.0%
     Kohl's Corp.                                                            6,241                  338,387                   0.1%
     L Brands, Inc.                                                          2,500                  180,300                   0.1%
#    Lamar Advertising Co. Class A                                           1,414                   73,033                   0.0%
#*   Lands' End, Inc.                                                          436                   20,697                   0.0%
     Las Vegas Sands Corp.                                                   4,376                  272,450                   0.1%
     Lear Corp.                                                              2,060                  190,550                   0.1%
#    Leggett & Platt, Inc.                                                   2,937                  115,659                   0.0%
#    Lennar Corp. Class A                                                    2,884                  124,243                   0.0%
#*   Liberty Global P.L.C. Class A                                           4,183                  190,201                   0.1%
*    Liberty Global P.L.C. Class C                                           9,679                  430,425                   0.2%
*    Liberty Interactive Corp. Class A                                       9,036                  236,201                   0.1%
*    Liberty Media Corp.                                                     3,548                  170,056                   0.1%
*    Liberty Media Corp. Class A                                             1,474                   70,781                   0.0%
*    Liberty TripAdvisor Holdings, Inc. Class A                              1,306                   41,243                   0.0%
*    Liberty Ventures Series A                                               3,302                  115,900                   0.0%
#    Lions Gate Entertainment Corp.                                          2,291                   75,901                   0.0%
*    Live Nation Entertainment, Inc.                                         6,386                  166,036                   0.1%
*    LKQ Corp.                                                               4,101                  117,166                   0.0%
     Lowe's Cos., Inc.                                                      12,381                  708,193                   0.3%
#*   Lululemon Athletica, Inc.                                                 970                   40,401                   0.0%
     Macy's, Inc.                                                            5,228                  302,283                   0.1%
*    Madison Square Garden Co. (The) Class A                                 1,252                   94,852                   0.0%
     Marriott International, Inc. Class A                                    2,272                  172,104                   0.1%
     Mattel, Inc.                                                            6,275                  194,964                   0.1%
     McDonald's Corp.                                                       11,845                1,110,232                   0.4%
*    MGM Resorts International                                              13,350                  310,387                   0.1%
*    Michael Kors Holdings, Ltd.                                             2,261                  177,692                   0.1%
*    Mohawk Industries, Inc.                                                 1,173                  166,613                   0.1%
     Morningstar, Inc.                                                         688                   46,956                   0.0%
*    Murphy USA, Inc.                                                          641                   36,729                   0.0%
*    Netflix, Inc.                                                             374                  146,896                   0.1%
#    Newell Rubbermaid, Inc.                                                 2,984                   99,457                   0.0%
*    News Corp. Class A                                                      6,500                  100,620                   0.0%
#*   News Corp. Class B                                                      2,243                   33,757                   0.0%
     NIKE, Inc. Class B                                                      7,591                  705,735                   0.3%
     Nordstrom, Inc.                                                         2,437                  176,951                   0.1%
*    Norwegian Cruise Line Holdings, Ltd.                                    3,599                  140,361                   0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
*    NVR, Inc.                                                                  85    $             104,344                   0.0%
*    O'Reilly Automotive, Inc.                                               1,249                  219,674                   0.1%
     Omnicom Group, Inc.                                                     3,307                  237,641                   0.1%
#*   Panera Bread Co. Class A                                                  502                   81,143                   0.0%
*    Penn National Gaming, Inc.                                              1,617                   21,167                   0.0%
     Penske Automotive Group, Inc.                                           2,667                  120,655                   0.0%
     PetSmart, Inc.                                                          1,213                   87,761                   0.0%
     Polaris Industries, Inc.                                                  805                  121,442                   0.0%
*    Priceline Group, Inc. (The)                                               446                  537,970                   0.2%
     PulteGroup, Inc.                                                        6,687                  128,324                   0.0%
     PVH Corp.                                                               1,295                  148,083                   0.1%
     Ralph Lauren Corp.                                                        983                  162,038                   0.1%
     Ross Stores, Inc.                                                       2,375                  191,710                   0.1%
     Royal Caribbean Cruises, Ltd.                                           3,980                  270,521                   0.1%
*    Sally Beauty Holdings, Inc.                                             2,951                   86,494                   0.0%
     Scripps Networks Interactive, Inc. Class A                              1,242                   95,932                   0.0%
#*   Sears Holdings Corp.                                                    1,850                   64,602                   0.0%
     Service Corp. International                                             7,095                  155,168                   0.1%
     Signet Jewelers, Ltd.                                                   1,055                  126,611                   0.0%
#    Sinclair Broadcast Group, Inc. Class A                                  1,610                   46,771                   0.0%
#*   Sirius XM Holdings, Inc.                                               33,326                  114,308                   0.0%
     Six Flags Entertainment Corp.                                           1,474                   59,402                   0.0%
#    Sotheby's                                                                 898                   35,615                   0.0%
#    Staples, Inc.                                                          13,503                  171,218                   0.1%
     Starbucks Corp.                                                         9,075                  685,707                   0.3%
     Starwood Hotels & Resorts Worldwide, Inc.                               1,898                  145,501                   0.1%
*    Starz                                                                   1,278                   39,490                   0.0%
     Target Corp.                                                            8,827                  545,685                   0.2%
*    Tenneco, Inc.                                                           1,040                   54,454                   0.0%
#*   Tesla Motors, Inc.                                                        502                  121,333                   0.0%
     Tiffany & Co.                                                           1,368                  131,492                   0.1%
     Time Warner Cable, Inc.                                                 3,035                  446,782                   0.2%
     Time Warner, Inc.                                                      10,265                  815,760                   0.3%
*    Time, Inc.                                                              1,024                   23,132                   0.0%
     TJX Cos., Inc. (The)                                                    8,027                  508,270                   0.2%
*    Toll Brothers, Inc.                                                     2,136                   68,245                   0.0%
     Tractor Supply Co.                                                      1,325                   97,017                   0.0%
*    TripAdvisor, Inc.                                                       1,219                  108,077                   0.0%
*    TRW Automotive Holdings Corp.                                           2,980                  302,023                   0.1%
     Tupperware Brands Corp.                                                   916                   58,395                   0.0%
     Twenty-First Century Fox, Inc. Class A                                 15,826                  545,680                   0.2%
     Twenty-First Century Fox, Inc. Class B                                  4,560                  151,255                   0.1%
*    Ulta Salon Cosmetics & Fragrance, Inc.                                  1,224                  147,871                   0.1%
#*   Under Armour, Inc. Class A                                              1,577                  103,420                   0.0%
*    Urban Outfitters, Inc.                                                  3,581                  108,719                   0.0%
     VF Corp.                                                                3,222                  218,065                   0.1%
     Viacom, Inc. Class A                                                      134                    9,790                   0.0%
     Viacom, Inc. Class B                                                    4,526                  328,950                   0.1%
*    Visteon Corp.                                                           1,508                  141,601                   0.1%
     Walt Disney Co. (The)                                                  18,805                1,718,401                   0.6%
     Wendy's Co. (The)                                                       5,283                   42,370                   0.0%
     Whirlpool Corp.                                                         2,037                  350,466                   0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
     Williams-Sonoma, Inc.                                                   1,395    $              90,717                   0.0%
     Wyndham Worldwide Corp.                                                 2,867                  222,680                   0.1%
     Wynn Resorts, Ltd.                                                      1,086                  206,351                   0.1%
     Yum! Brands, Inc.                                                       5,619                  403,613                   0.1%
                                                                                      ---------------------    ------------------
Total Consumer Discretionary                                                                     35,762,163                  13.0%
                                                                                      ---------------------    ------------------
Consumer Staples -- (8.2%)
     Altria Group, Inc.                                                     24,603                1,189,309                   0.4%
     Archer-Daniels-Midland Co.                                              6,338                  297,886                   0.1%
     Avon Products, Inc.                                                     6,093                   63,367                   0.0%
     Brown-Forman Corp. Class A                                                358                   32,539                   0.0%
     Brown-Forman Corp. Class B                                              1,457                  135,020                   0.0%
     Bunge, Ltd.                                                             2,528                  224,107                   0.1%
#    Campbell Soup Co.                                                       3,580                  158,129                   0.1%
     Church & Dwight Co., Inc.                                               2,105                  152,423                   0.1%
     Clorox Co. (The)                                                        1,359                  135,221                   0.1%
     Coca-Cola Co. (The)                                                    42,618                1,784,842                   0.6%
     Coca-Cola Enterprises, Inc.                                             5,275                  228,671                   0.1%
     Colgate-Palmolive Co.                                                  11,211                  749,792                   0.3%
     ConAgra Foods, Inc.                                                     9,309                  319,764                   0.1%
*    Constellation Brands, Inc. Class A                                      3,222                  294,942                   0.1%
     Costco Wholesale Corp.                                                  4,243                  565,889                   0.2%
     CVS Health Corp.                                                       13,994                1,200,825                   0.4%
     Dr Pepper Snapple Group, Inc.                                           3,550                  245,838                   0.1%
     Energizer Holdings, Inc.                                                1,296                  158,954                   0.1%
     Estee Lauder Cos., Inc. (The) Class A                                   2,786                  209,451                   0.1%
     Flowers Foods, Inc.                                                     4,765                   90,535                   0.0%
     General Mills, Inc.                                                     6,465                  335,921                   0.1%
*    Hain Celestial Group, Inc. (The)                                          885                   95,801                   0.0%
#    Herbalife, Ltd.                                                         1,227                   64,368                   0.0%
     Hershey Co. (The)                                                       1,898                  182,037                   0.1%
     Hormel Foods Corp.                                                      2,840                  153,104                   0.1%
     Ingredion, Inc.                                                         2,442                  188,645                   0.1%
     JM Smucker Co. (The)                                                    2,115                  219,960                   0.1%
     Kellogg Co.                                                             3,381                  216,249                   0.1%
     Keurig Green Mountain, Inc.                                             1,879                  285,138                   0.1%
     Kimberly-Clark Corp.                                                    4,496                  513,758                   0.2%
     Kraft Foods Group, Inc.                                                 7,479                  421,442                   0.2%
     Kroger Co. (The)                                                        6,091                  339,330                   0.1%
     Lorillard, Inc.                                                         2,666                  163,959                   0.1%
#    McCormick & Co., Inc.                                                   1,413                   99,927                   0.0%
     Mead Johnson Nutrition Co.                                              2,472                  245,494                   0.1%
     Molson Coors Brewing Co. Class B                                        2,917                  216,966                   0.1%
     Mondelez International, Inc. Class A                                   16,023                  564,971                   0.2%
*    Monster Beverage Corp.                                                  1,809                  182,492                   0.1%
#    Nu Skin Enterprises, Inc. Class A                                         695                   36,717                   0.0%
     PepsiCo, Inc.                                                          19,005                1,827,711                   0.7%
     Philip Morris International, Inc.                                      14,261                1,269,372                   0.5%
#*   Pilgrim's Pride Corp.                                                   4,150                  117,902                   0.0%
     Pinnacle Foods, Inc.                                                      364                   12,303                   0.0%
#    Pricesmart, Inc.                                                          408                   36,324                   0.0%
     Procter & Gamble Co. (The)                                             27,067                2,362,137                   0.9%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Consumer Staples -- (Continued)
     Reynolds American, Inc.                                                 3,865    $             243,147                   0.1%
*    Rite Aid Corp.                                                         10,428                   54,747                   0.0%
     Safeway, Inc.                                                           6,868                  239,419                   0.1%
*    Seaboard Corp.                                                              4                   12,291                   0.0%
     Spectrum Brands Holdings, Inc.                                          1,244                  112,694                   0.0%
*    Sprouts Farmers Market, Inc.                                            2,291                   66,691                   0.0%
     Sysco Corp.                                                             6,489                  250,086                   0.1%
     Tyson Foods, Inc. Class A                                               7,393                  298,308                   0.1%
*    United Natural Foods, Inc.                                                743                   50,539                   0.0%
     Wal-Mart Stores, Inc.                                                  22,938                1,749,481                   0.6%
     Walgreen Co.                                                           10,263                  659,090                   0.2%
*    WhiteWave Foods Co. (The) Class A                                       2,379                   88,570                   0.0%
     Whole Foods Market, Inc.                                                2,570                  101,078                   0.0%
                                                                                      ---------------------    ------------------
Total Consumer Staples                                                                           22,315,673                   8.1%
                                                                                      ---------------------    ------------------
Energy -- (10.1%)
     Anadarko Petroleum Corp.                                                8,692                  797,752                   0.3%
     Apache Corp.                                                            5,166                  398,815                   0.2%
*    Athlon Energy, Inc.                                                     1,138                   66,345                   0.0%
*    Atwood Oceanics, Inc.                                                   1,717                   69,796                   0.0%
     Baker Hughes, Inc.                                                      4,610                  244,146                   0.1%
     Cabot Oil & Gas Corp.                                                   6,518                  202,710                   0.1%
*    Cameron International Corp.                                             5,227                  311,268                   0.1%
*    Cheniere Energy, Inc.                                                   2,170                  162,750                   0.1%
     Chesapeake Energy Corp.                                                20,207                  448,191                   0.2%
     Chevron Corp.                                                          23,416                2,808,749                   1.0%
     Cimarex Energy Co.                                                      2,550                  289,858                   0.1%
*    Cobalt International Energy, Inc.                                       3,812                   44,639                   0.0%
*    Concho Resources, Inc.                                                  2,963                  323,056                   0.1%
     ConocoPhillips                                                         18,400                1,327,560                   0.5%
     CONSOL Energy, Inc.                                                     3,517                  129,426                   0.1%
#*   Continental Resources, Inc.                                             1,077                   60,710                   0.0%
     Core Laboratories NV                                                      396                   55,254                   0.0%
#    CVR Energy, Inc.                                                        1,572                   76,368                   0.0%
     Denbury Resources, Inc.                                                 9,354                  115,990                   0.0%
     Devon Energy Corp.                                                      4,993                  299,580                   0.1%
#    Diamond Offshore Drilling, Inc.                                         3,393                  127,950                   0.1%
*    Diamondback Energy, Inc.                                                1,132                   77,474                   0.0%
*    Dresser-Rand Group, Inc.                                                1,357                  110,867                   0.0%
*    Dril-Quip, Inc.                                                           845                   76,008                   0.0%
     Energen Corp.                                                           1,250                   84,625                   0.0%
     EnLink Midstream LLC                                                    1,816                   68,826                   0.0%
     EOG Resources, Inc.                                                    10,565                1,004,203                   0.4%
     EQT Corp.                                                               1,198                  112,660                   0.0%
     Exxon Mobil Corp.                                                      62,574                6,051,532                   2.2%
*    FMC Technologies, Inc.                                                  2,849                  159,658                   0.1%
*    Gulfport Energy Corp.                                                   1,772                   88,919                   0.0%
     Halliburton Co.                                                        11,432                  630,360                   0.2%
     Helmerich & Payne, Inc.                                                 2,807                  243,704                   0.1%
     Hess Corp.                                                              3,251                  275,717                   0.1%
     HollyFrontier Corp.                                                     3,631                  164,775                   0.1%
     Kinder Morgan, Inc.                                                    12,686                  490,948                   0.2%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Energy -- (Continued)
*    Kosmos Energy, Ltd.                                                     5,012    $              46,762                   0.0%
#*   Laredo Petroleum Holdings, Inc.                                         2,647                   50,187                   0.0%
#    LinnCo LLC                                                              2,321                   55,634                   0.0%
     Marathon Oil Corp.                                                     10,590                  374,886                   0.1%
     Marathon Petroleum Corp.                                                4,617                  419,685                   0.2%
     Murphy Oil Corp.                                                        1,527                   81,527                   0.0%
     Nabors Industries, Ltd.                                                 6,763                  120,720                   0.1%
     National Oilwell Varco, Inc.                                            4,807                  349,180                   0.1%
*    Newfield Exploration Co.                                                5,574                  181,768                   0.1%
#    Noble Corp. P.L.C.                                                      4,704                   98,408                   0.0%
     Noble Energy, Inc.                                                      4,677                  269,535                   0.1%
*    Oasis Petroleum, Inc.                                                   4,231                  126,761                   0.1%
     Occidental Petroleum Corp.                                             11,668                1,037,635                   0.4%
     Oceaneering International, Inc.                                         2,423                  170,264                   0.1%
*    Oil States International, Inc.                                          1,445                   86,324                   0.0%
     ONEOK, Inc.                                                             3,498                  206,172                   0.1%
#*   Paragon Offshore P.L.C.                                                 1,568                    7,636                   0.0%
     Patterson-UTI Energy, Inc.                                              4,601                  105,961                   0.0%
#    Peabody Energy Corp.                                                    4,708                   49,104                   0.0%
     Phillips 66                                                             5,008                  393,128                   0.2%
     Pioneer Natural Resources Co.                                           1,536                  290,396                   0.1%
     QEP Resources, Inc.                                                     7,044                  176,593                   0.1%
     Range Resources Corp.                                                   2,049                  140,152                   0.1%
     Rowan Cos. P.L.C. Class A                                               2,040                   49,511                   0.0%
     RPC, Inc.                                                               3,262                   53,497                   0.0%
     Schlumberger, Ltd.                                                     14,816                1,461,747                   0.5%
*    Seventy Seven Energy, Inc.                                                925                   12,090                   0.0%
     SM Energy Co.                                                           3,000                  168,900                   0.1%
*    Southwestern Energy Co.                                                11,784                  383,098                   0.1%
     Spectra Energy Corp.                                                    6,366                  249,102                   0.1%
     Superior Energy Services, Inc.                                          3,836                   96,475                   0.0%
     Targa Resources Corp.                                                     889                  114,352                   0.0%
     Teekay Corp.                                                            1,975                  115,458                   0.0%
     Tesoro Corp.                                                            2,810                  200,662                   0.1%
#    Transocean, Ltd.                                                        5,658                  168,778                   0.1%
#*   Ultra Petroleum Corp.                                                   2,722                   62,062                   0.0%
     Valero Energy Corp.                                                     6,438                  322,479                   0.1%
*    Weatherford International P.L.C.                                       17,414                  285,938                   0.1%
     Western Refining, Inc.                                                  4,357                  198,636                   0.1%
*    Whiting Petroleum Corp.                                                 3,570                  218,627                   0.1%
     Williams Cos., Inc. (The)                                               7,047                  391,179                   0.2%
*    WPX Energy, Inc.                                                        4,350                   83,172                   0.0%
                                                                                      ---------------------    ------------------
Total Energy                                                                                     27,475,370                  10.0%
                                                                                      ---------------------    ------------------
Financials -- (12.8%)
     ACE, Ltd.                                                               2,945                  321,889                   0.1%
*    Affiliated Managers Group, Inc.                                           942                  188,202                   0.1%
     Aflac, Inc.                                                             5,583                  333,473                   0.1%
*    Alleghany Corp.                                                           208                   92,410                   0.0%
     Allied World Assurance Co. Holdings AG                                  2,182                   82,916                   0.0%
     Allstate Corp. (The)                                                    5,252                  340,592                   0.1%
#*   Altisource Portfolio Solutions SA                                         400                   29,864                   0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Financials -- (Continued)
     American Express Co.                                                   11,888    $           1,069,326                   0.4%
     American Financial Group, Inc.                                          2,000                  119,660                   0.0%
     American International Group, Inc.                                     13,261                  710,392                   0.3%
     Ameriprise Financial, Inc.                                              2,591                  326,906                   0.1%
     Aon P.L.C.                                                              2,512                  216,032                   0.1%
*    Arch Capital Group, Ltd.                                                2,206                  124,242                   0.1%
     Arthur J Gallagher & Co.                                                2,475                  118,058                   0.0%
#    Artisan Partners Asset Management, Inc. Class A                           408                   19,780                   0.0%
     Assurant, Inc.                                                          1,582                  107,924                   0.0%
     Assured Guaranty, Ltd.                                                  4,164                   96,105                   0.0%
     Axis Capital Holdings, Ltd.                                             2,212                  106,486                   0.0%
     Bank of America Corp.                                                  86,309                1,481,062                   0.5%
     Bank of New York Mellon Corp. (The)                                    10,809                  418,524                   0.2%
     BB&T Corp.                                                              6,615                  250,576                   0.1%
*    Berkshire Hathaway, Inc. Class B                                       17,818                2,497,371                   0.9%
     BlackRock, Inc.                                                         1,298                  442,761                   0.2%
     BOK Financial Corp.                                                     1,052                   72,125                   0.0%
     Brown & Brown, Inc.                                                     3,575                  113,900                   0.0%
     Capital One Financial Corp.                                             6,910                  571,941                   0.2%
     CBOE Holdings, Inc.                                                     1,997                  117,703                   0.0%
*    CBRE Group, Inc. Class A                                                4,177                  133,664                   0.1%
     Charles Schwab Corp. (The)                                             11,167                  320,158                   0.1%
     Chubb Corp. (The)                                                       2,147                  213,326                   0.1%
     Cincinnati Financial Corp.                                              2,704                  136,471                   0.1%
     CIT Group, Inc.                                                         2,982                  145,909                   0.1%
     Citigroup, Inc.                                                        29,395                1,573,514                   0.6%
     City National Corp.                                                     1,341                  105,550                   0.0%
     CME Group, Inc.                                                         2,950                  247,240                   0.1%
     CNA Financial Corp.                                                       553                   21,611                   0.0%
     Comerica, Inc.                                                          3,209                  153,198                   0.1%
     Commerce Bancshares, Inc.                                               2,560                  115,866                   0.0%
     Cullen/Frost Bankers, Inc.                                              1,366                  110,386                   0.0%
     Discover Financial Services                                             6,677                  425,859                   0.2%
*    E*TRADE Financial Corp.                                                 4,966                  110,742                   0.0%
     East West Bancorp, Inc.                                                 3,793                  139,431                   0.1%
     Eaton Vance Corp.                                                       2,323                   85,556                   0.0%
     Erie Indemnity Co. Class A                                              1,471                  124,844                   0.1%
     Everest Re Group, Ltd.                                                    990                  168,944                   0.1%
     Fifth Third Bancorp                                                    21,997                  439,720                   0.2%
     First Niagara Financial Group, Inc.                                     6,123                   45,861                   0.0%
     First Republic Bank                                                     2,316                  117,954                   0.0%
     FirstMerit Corp.                                                        2,975                   54,591                   0.0%
     FNF Group                                                               4,714                  140,666                   0.1%
*    FNFV Group                                                              1,571                   21,114                   0.0%
*    Forest City Enterprises, Inc. Class A                                   4,193                   87,592                   0.0%
     Franklin Resources, Inc.                                                4,756                  264,481                   0.1%
*    Genworth Financial, Inc. Class A                                        6,943                   97,133                   0.0%
     Goldman Sachs Group, Inc. (The)                                         4,050                  769,460                   0.3%
     Hartford Financial Services Group, Inc. (The)                           8,400                  332,472                   0.1%
     HCC Insurance Holdings, Inc.                                            2,104                  109,808                   0.0%
*    Howard Hughes Corp. (The)                                                 809                  119,230                   0.0%
     Huntington Bancshares, Inc.                                            16,880                  167,281                   0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Financials -- (Continued)
     Intercontinental Exchange, Inc.                                         1,020    $             212,456                   0.1%
     Invesco, Ltd.                                                           7,527                  304,618                   0.1%
     Investors Bancorp, Inc.                                                 3,284                   35,303                   0.0%
#    Iron Mountain, Inc.                                                     4,391                  158,383                   0.1%
     Jones Lang LaSalle, Inc.                                                1,158                  156,573                   0.1%
     JPMorgan Chase & Co.                                                   33,159                2,005,456                   0.7%
     KeyCorp                                                                15,740                  207,768                   0.1%
     Legg Mason, Inc.                                                        2,241                  116,532                   0.0%
     Leucadia National Corp.                                                 6,127                  145,700                   0.1%
     Lincoln National Corp.                                                  4,366                  239,082                   0.1%
     Loews Corp.                                                             6,663                  290,507                   0.1%
     LPL Financial Holdings, Inc.                                            2,647                  109,559                   0.0%
#    M&T Bank Corp.                                                          2,350                  287,123                   0.1%
*    Markel Corp.                                                              205                  141,632                   0.1%
     Marsh & McLennan Cos., Inc.                                             6,160                  334,919                   0.1%
     McGraw Hill Financial, Inc.                                             3,379                  305,732                   0.1%
     MetLife, Inc.                                                           9,379                  508,717                   0.2%
     Moody's Corp.                                                           2,365                  234,679                   0.1%
     Morgan Stanley                                                         14,455                  505,202                   0.2%
     MSCI, Inc.                                                              2,685                  125,282                   0.1%
     NASDAQ OMX Group, Inc. (The)                                            2,667                  115,374                   0.0%
     Navient Corp.                                                          12,251                  242,325                   0.1%
#    New York Community Bancorp, Inc.                                        6,767                  107,934                   0.0%
     Northern Trust Corp.                                                    4,139                  274,416                   0.1%
#*   Ocwen Financial Corp.                                                   1,417                   33,385                   0.0%
     Old Republic International Corp.                                        6,588                   97,305                   0.0%
     PacWest Bancorp                                                         2,000                   85,320                   0.0%
     PartnerRe, Ltd.                                                         1,418                  164,048                   0.1%
#    People's United Financial, Inc.                                         7,044                  102,983                   0.0%
     PNC Financial Services Group, Inc. (The)                                5,048                  436,097                   0.2%
*    Popular, Inc.                                                           1,497                   47,724                   0.0%
     Principal Financial Group, Inc.                                         5,008                  262,269                   0.1%
     ProAssurance Corp.                                                        758                   35,459                   0.0%
     Progressive Corp. (The)                                                14,636                  386,537                   0.1%
     Prosperity Bancshares, Inc.                                             1,243                   75,065                   0.0%
     Protective Life Corp.                                                   1,224                   85,288                   0.0%
     Prudential Financial, Inc.                                              4,353                  385,415                   0.1%
     Raymond James Financial, Inc.                                           2,885                  161,935                   0.1%
*    Realogy Holdings Corp.                                                  4,899                  200,908                   0.1%
     Regions Financial Corp.                                                24,210                  240,405                   0.1%
     Reinsurance Group of America, Inc.                                      1,556                  131,093                   0.1%
#    RenaissanceRe Holdings, Ltd.                                            1,118                  115,523                   0.0%
     SEI Investments Co.                                                     3,195                  123,519                   0.1%
*    Signature Bank                                                          1,404                  170,067                   0.1%
     SLM Corp.                                                              15,166                  144,835                   0.1%
     State Street Corp.                                                      4,064                  306,669                   0.1%
     SunTrust Banks, Inc.                                                    5,216                  204,154                   0.1%
*    SVB Financial Group                                                     2,002                  224,204                   0.1%
     T Rowe Price Group, Inc.                                                2,830                  232,315                   0.1%
     TD Ameritrade Holding Corp.                                             7,229                  243,906                   0.1%
     TFS Financial Corp.                                                     3,689                   55,114                   0.0%
     Torchmark Corp.                                                         2,223                  117,730                   0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Financials -- (Continued)
     Travelers Cos., Inc. (The)                                              5,321    $             536,357                   0.2%
     U.S. Bancorp                                                           17,932                  763,903                   0.3%
     Umpqua Holdings Corp.                                                   1,300                   22,880                   0.0%
     Unum Group                                                              4,214                  141,000                   0.1%
     Validus Holdings, Ltd.                                                  1,707                   67,904                   0.0%
     Voya Financial, Inc.                                                    4,190                  164,458                   0.1%
     Waddell & Reed Financial, Inc. Class A                                  1,546                   73,806                   0.0%
     Wells Fargo & Co.                                                      61,070                3,242,206                   1.2%
     Willis Group Holdings P.L.C.                                            2,612                  105,864                   0.0%
     WR Berkley Corp.                                                        3,536                  182,245                   0.1%
     XL Group P.L.C.                                                         4,739                  160,557                   0.1%
     Zions Bancorporation                                                    4,163                  120,602                   0.0%
                                                                                      ---------------------    ------------------
Total Financials                                                                                 35,086,178                  12.8%
                                                                                      ---------------------    ------------------
Health Care -- (12.4%)
     Abbott Laboratories                                                    13,236                  576,957                   0.2%
     AbbVie, Inc.                                                           20,088                1,274,785                   0.5%
*    Actavis P.L.C.                                                          2,107                  511,453                   0.2%
     Aetna, Inc.                                                             5,032                  415,190                   0.2%
     Agilent Technologies, Inc.                                              3,366                  186,073                   0.1%
#*   Akorn, Inc.                                                             1,500                   66,825                   0.0%
*    Alexion Pharmaceuticals, Inc.                                           1,397                  267,330                   0.1%
*    Align Technology, Inc.                                                  1,068                   56,198                   0.0%
*    Alkermes P.L.C.                                                         1,068                   53,987                   0.0%
     Allergan, Inc.                                                          2,691                  511,452                   0.2%
*    Alnylam Pharmaceuticals, Inc.                                             796                   73,821                   0.0%
     AmerisourceBergen Corp.                                                 2,218                  189,439                   0.1%
     Amgen, Inc.                                                             7,761                1,258,679                   0.5%
#*   athenahealth, Inc.                                                        379                   46,428                   0.0%
     Baxter International, Inc.                                              5,973                  418,946                   0.2%
     Becton Dickinson and Co.                                                1,692                  217,760                   0.1%
*    Bio-Rad Laboratories, Inc. Class A                                        312                   35,200                   0.0%
*    Biogen Idec, Inc.                                                       2,514                  807,195                   0.3%
*    BioMarin Pharmaceutical, Inc.                                             720                   59,400                   0.0%
*    Boston Scientific Corp.                                                26,941                  357,777                   0.1%
     Bristol-Myers Squibb Co.                                               12,735                  741,050                   0.3%
*    Brookdale Senior Living, Inc.                                           1,024                   34,519                   0.0%
*    Bruker Corp.                                                            2,980                   61,775                   0.0%
     Cardinal Health, Inc.                                                   3,896                  305,758                   0.1%
*    CareFusion Corp.                                                        3,277                  188,002                   0.1%
*    Celgene Corp.                                                           9,989                1,069,722                   0.4%
*    Centene Corp.                                                           1,139                  105,551                   0.0%
*    Cerner Corp.                                                            2,420                  153,283                   0.1%
     Cigna Corp.                                                             3,932                  391,509                   0.1%
*    Community Health Systems, Inc.                                          4,135                  227,301                   0.1%
     Cooper Cos., Inc. (The)                                                   548                   89,817                   0.0%
*    Covance, Inc.                                                             992                   79,261                   0.0%
     Covidien P.L.C.                                                         4,145                  383,164                   0.1%
     CR Bard, Inc.                                                             695                  113,959                   0.0%
*    Cubist Pharmaceuticals, Inc.                                            1,323                   95,640                   0.0%
*    DaVita HealthCare Partners, Inc.                                        4,257                  332,344                   0.1%
     DENTSPLY International, Inc.                                            2,594                  131,697                   0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Health Care -- (Continued)
*    Edwards Lifesciences Corp.                                              1,163    $             140,630                   0.1%
     Eli Lilly & Co.                                                        10,427                  691,623                   0.3%
*    Endo International P.L.C.                                               2,720                  182,022                   0.1%
*    Envision Healthcare Holdings, Inc.                                      1,205                   42,115                   0.0%
*    Express Scripts Holding Co.                                             9,084                  697,833                   0.3%
*    Gilead Sciences, Inc.                                                  19,245                2,155,440                   0.8%
*    HCA Holdings, Inc.                                                      2,837                  198,732                   0.1%
*    Health Net, Inc.                                                        1,687                   80,149                   0.0%
*    Henry Schein, Inc.                                                      1,257                  150,878                   0.1%
*    Hologic, Inc.                                                           5,715                  149,676                   0.1%
*    Hospira, Inc.                                                           2,014                  108,152                   0.0%
     Humana, Inc.                                                            3,316                  460,427                   0.2%
*    IDEXX Laboratories, Inc.                                                  829                  117,444                   0.0%
*    Illumina, Inc.                                                          1,294                  249,199                   0.1%
*    Incyte Corp.                                                            1,226                   82,216                   0.0%
#*   Intercept Pharmaceuticals, Inc.                                           144                   37,208                   0.0%
*    Intuitive Surgical, Inc.                                                  188                   93,210                   0.0%
#*   Isis Pharmaceuticals, Inc.                                              1,382                   63,655                   0.0%
#*   Jazz Pharmaceuticals P.L.C.                                               791                  133,552                   0.1%
     Johnson & Johnson                                                      33,864                3,649,862                   1.3%
*    Laboratory Corp. of America Holdings                                    1,528                  166,995                   0.1%
*    Mallinckrodt P.L.C.                                                     2,230                  205,561                   0.1%
     McKesson Corp.                                                          2,137                  434,687                   0.2%
*    Medivation, Inc.                                                          610                   64,477                   0.0%
*    MEDNAX, Inc.                                                            2,695                  168,249                   0.1%
     Medtronic, Inc.                                                        11,440                  779,750                   0.3%
     Merck & Co., Inc.                                                      33,588                1,946,089                   0.7%
*    Mettler-Toledo International, Inc.                                        249                   64,359                   0.0%
*    Mylan, Inc.                                                             3,915                  209,648                   0.1%
     Omnicare, Inc.                                                          2,152                  143,302                   0.1%
#*   Opko Health, Inc.                                                       4,868                   40,648                   0.0%
#*   Pacira Pharmaceuticals, Inc.                                              400                   37,128                   0.0%
#    Patterson Cos., Inc.                                                    2,761                  119,027                   0.0%
     PerkinElmer, Inc.                                                       2,706                  117,495                   0.0%
     Perrigo Co. P.L.C.                                                      1,121                  180,985                   0.1%
     Pfizer, Inc.                                                           76,538                2,292,313                   0.8%
#*   Pharmacyclics, Inc.                                                       486                   63,506                   0.0%
#*   Puma Biotechnology, Inc.                                                  104                   26,062                   0.0%
#    Quest Diagnostics, Inc.                                                 4,283                  271,799                   0.1%
*    Quintiles Transnational Holdings, Inc.                                    889                   52,042                   0.0%
*    Regeneron Pharmaceuticals, Inc.                                           832                  327,575                   0.1%
#    ResMed, Inc.                                                            1,203                   62,821                   0.0%
*    Salix Pharmaceuticals, Ltd.                                             1,026                  147,590                   0.1%
#*   Seattle Genetics, Inc.                                                    987                   36,193                   0.0%
*    Sirona Dental Systems, Inc.                                             1,192                   93,632                   0.0%
     St Jude Medical, Inc.                                                   2,971                  190,649                   0.1%
     Stryker Corp.                                                           2,657                  232,567                   0.1%
*    Taro Pharmaceutical Industries, Ltd.                                      493                   79,836                   0.0%
*    Team Health Holdings, Inc.                                              1,487                   92,997                   0.0%
     Teleflex, Inc.                                                            810                   92,437                   0.0%
*    Tenet Healthcare Corp.                                                  2,266                  127,009                   0.0%
*    Theravance Biopharma, Inc.                                                288                    5,270                   0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Health Care -- (Continued)
     Thermo Fisher Scientific, Inc.                                          3,582    $             421,136                   0.2%
*    United Therapeutics Corp.                                               1,083                  141,841                   0.1%
     UnitedHealth Group, Inc.                                               14,297                1,358,358                   0.5%
     Universal Health Services, Inc. Class B                                 2,392                  248,074                   0.1%
*    Varian Medical Systems, Inc.                                            1,263                  106,244                   0.0%
*    Vertex Pharmaceuticals, Inc.                                            1,325                  149,248                   0.1%
*    Waters Corp.                                                              679                   75,233                   0.0%
     WellPoint, Inc.                                                         3,396                  430,239                   0.2%
     Zimmer Holdings, Inc.                                                   3,361                  373,878                   0.1%
     Zoetis, Inc.                                                            6,235                  231,693                   0.1%
                                                                                      ---------------------    ------------------
Total Health Care                                                                                33,781,912                  12.3%
                                                                                      ---------------------    ------------------
Industrials -- (12.3%)
     3M Co.                                                                  7,847                1,206,633                   0.4%
     Acuity Brands, Inc.                                                       380                   52,983                   0.0%
#    ADT Corp. (The)                                                         6,091                  218,301                   0.1%
*    AECOM Technology Corp.                                                  1,671                   54,402                   0.0%
#    AGCO Corp.                                                              2,645                  117,200                   0.0%
     Air Lease Corp.                                                         2,028                   74,205                   0.0%
     Alaska Air Group, Inc.                                                  6,204                  330,239                   0.1%
     Allegion P.L.C.                                                           601                   31,907                   0.0%
     Alliant Techsystems, Inc.                                               1,030                  120,469                   0.1%
     Allison Transmission Holdings, Inc.                                     5,073                  164,771                   0.1%
     AMERCO                                                                    729                  197,646                   0.1%
     American Airlines Group, Inc.                                           8,110                  335,348                   0.1%
     AMETEK, Inc.                                                            3,369                  175,693                   0.1%
     AO Smith Corp.                                                          1,379                   73,570                   0.0%
*    Avis Budget Group, Inc.                                                 4,861                  271,001                   0.1%
*    B/E Aerospace, Inc.                                                     1,435                  106,836                   0.0%
     Babcock & Wilcox Co. (The)                                              2,510                   71,786                   0.0%
     Boeing Co. (The)                                                        8,269                1,032,881                   0.4%
     Carlisle Cos., Inc.                                                     1,609                  143,008                   0.1%
     Caterpillar, Inc.                                                       7,915                  802,660                   0.3%
     CH Robinson Worldwide, Inc.                                             1,733                  119,941                   0.1%
*    Chart Industries, Inc.                                                    275                   12,801                   0.0%
     Chicago Bridge & Iron Co. NV                                            1,643                   89,774                   0.0%
     Cintas Corp.                                                            2,201                  161,201                   0.1%
     Civeo Corp.                                                             2,890                   35,229                   0.0%
*    Clean Harbors, Inc.                                                     1,175                   58,315                   0.0%
*    Colfax Corp.                                                            1,951                  106,095                   0.0%
#    Copa Holdings SA Class A                                                  579                   67,697                   0.0%
*    Copart, Inc.                                                            3,231                  108,045                   0.0%
     Crane Co.                                                               1,416                   88,288                   0.0%
     CSX Corp.                                                              16,617                  592,064                   0.2%
     Cummins, Inc.                                                           1,939                  283,443                   0.1%
     Danaher Corp.                                                           5,708                  458,923                   0.2%
#    Deere & Co.                                                             5,613                  480,136                   0.2%
     Delta Air Lines, Inc.                                                  15,651                  629,640                   0.2%
     Donaldson Co., Inc.                                                     3,040                  126,403                   0.1%
     Dover Corp.                                                             3,388                  269,143                   0.1%
     Eaton Corp. P.L.C.                                                      4,155                  284,160                   0.1%
     Emerson Electric Co.                                                    9,060                  580,384                   0.2%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Industrials -- (Continued)
     Equifax, Inc.                                                           1,983    $             150,192                   0.1%
     Exelis, Inc.                                                            5,024                   89,678                   0.0%
     Expeditors International of Washington, Inc.                            1,652                   70,474                   0.0%
#    Fastenal Co.                                                            2,942                  129,566                   0.1%
     FedEx Corp.                                                             4,320                  723,168                   0.3%
     Flowserve Corp.                                                         1,755                  119,322                   0.1%
     Fluor Corp.                                                             3,133                  207,843                   0.1%
     Fortune Brands Home & Security, Inc.                                    3,142                  135,891                   0.1%
#*   Generac Holdings, Inc.                                                  1,233                   55,904                   0.0%
     General Dynamics Corp.                                                  3,076                  429,902                   0.2%
     General Electric Co.                                                   89,353                2,306,201                   0.8%
*    Genesee & Wyoming, Inc. Class A                                         1,105                  106,301                   0.0%
     Graco, Inc.                                                             1,466                  115,081                   0.0%
*    HD Supply Holdings, Inc.                                                3,083                   88,914                   0.0%
*    Hertz Global Holdings, Inc.                                            12,626                  276,762                   0.1%
*    Hexcel Corp.                                                            2,447                  102,505                   0.0%
     Honeywell International, Inc.                                           8,511                  818,077                   0.3%
     Hubbell, Inc. Class A                                                     100                   12,044                   0.0%
     Hubbell, Inc. Class B                                                     908                  102,976                   0.0%
     Huntington Ingalls Industries, Inc.                                     1,686                  178,413                   0.1%
     IDEX Corp.                                                              2,077                  155,588                   0.1%
*    IHS, Inc. Class A                                                       1,027                  134,568                   0.1%
     Illinois Tool Works, Inc.                                               5,080                  462,534                   0.2%
     Ingersoll-Rand P.L.C.                                                   5,721                  358,249                   0.1%
     ITT Corp.                                                               1,879                   84,668                   0.0%
*    Jacobs Engineering Group, Inc.                                          1,750                   83,037                   0.0%
     JB Hunt Transport Services, Inc.                                        1,381                  110,162                   0.0%
#    Joy Global, Inc.                                                        3,006                  158,206                   0.1%
     Kansas City Southern                                                    1,601                  196,587                   0.1%
     KAR Auction Services, Inc.                                              3,524                  106,989                   0.0%
     KBR, Inc.                                                               3,277                   62,525                   0.0%
     Kennametal, Inc.                                                        1,913                   73,861                   0.0%
*    Kirby Corp.                                                             1,543                  170,625                   0.1%
     L-3 Communications Holdings, Inc.                                       1,865                  226,523                   0.1%
     Lennox International, Inc.                                                898                   79,850                   0.0%
     Lincoln Electric Holdings, Inc.                                         2,003                  145,177                   0.1%
     Lockheed Martin Corp.                                                   3,257                  620,686                   0.2%
     Manitowoc Co., Inc. (The)                                               3,271                   68,168                   0.0%
#    Manpowergroup, Inc.                                                     2,305                  153,859                   0.1%
     Masco Corp.                                                             3,952                   87,221                   0.0%
*    Middleby Corp. (The)                                                    1,093                   96,730                   0.0%
     MSC Industrial Direct Co., Inc. Class A                                 1,292                  104,613                   0.0%
     Nielsen NV                                                              6,564                  278,904                   0.1%
     Nordson Corp.                                                           1,547                  118,423                   0.0%
     Norfolk Southern Corp.                                                  4,088                  452,296                   0.2%
     Northrop Grumman Corp.                                                  2,593                  357,730                   0.1%
#*   NOW, Inc.                                                                 770                   23,146                   0.0%
*    Old Dominion Freight Line, Inc.                                         2,197                  160,095                   0.1%
     Oshkosh Corp.                                                           2,396                  107,245                   0.0%
     Owens Corning                                                           2,560                   82,074                   0.0%
     PACCAR, Inc.                                                            5,724                  373,892                   0.1%
     Pall Corp.                                                                978                   89,409                   0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Industrials -- (Continued)
     Parker Hannifin Corp.                                                   3,267    $             415,007                   0.2%
     Pentair P.L.C.                                                          3,866                  259,215                   0.1%
     Pitney Bowes, Inc.                                                      4,478                  110,786                   0.0%
     Precision Castparts Corp.                                               1,648                  363,714                   0.1%
*    Quanta Services, Inc.                                                   3,854                  131,344                   0.1%
     Raytheon Co.                                                            3,756                  390,173                   0.1%
     Republic Services, Inc.                                                 7,769                  298,330                   0.1%
     Robert Half International, Inc.                                         2,289                  125,391                   0.1%
     Rockwell Automation, Inc.                                               1,308                  146,954                   0.1%
     Rockwell Collins, Inc.                                                  1,577                  132,705                   0.1%
     Rollins, Inc.                                                           2,862                   91,212                   0.0%
     Roper Industries, Inc.                                                  1,454                  230,168                   0.1%
#    RR Donnelley & Sons Co.                                                 3,166                   55,247                   0.0%
     Ryder System, Inc.                                                      2,255                  199,500                   0.1%
#*   Sensata Technologies Holding NV                                         1,522                   74,289                   0.0%
     Snap-on, Inc.                                                             786                  103,862                   0.0%
#*   SolarCity Corp.                                                         1,067                   63,145                   0.0%
     Southwest Airlines Co.                                                 11,880                  409,622                   0.2%
*    Spirit Aerosystems Holdings, Inc. Class A                               3,050                  119,987                   0.1%
*    Spirit Airlines, Inc.                                                   1,768                  129,258                   0.1%
     SPX Corp.                                                                 998                   94,600                   0.0%
     Stanley Black & Decker, Inc.                                            3,314                  310,323                   0.1%
*    Stericycle, Inc.                                                        1,051                  132,426                   0.1%
*    Teledyne Technologies, Inc.                                               733                   75,961                   0.0%
     Terex Corp.                                                             2,690                   77,391                   0.0%
     Textron, Inc.                                                           6,122                  254,247                   0.1%
     Timken Co. (The)                                                        1,838                   79,016                   0.0%
     Toro Co. (The)                                                            800                   49,384                   0.0%
     Towers Watson & Co. Class A                                             1,439                  158,707                   0.1%
     TransDigm Group, Inc.                                                     464                   86,782                   0.0%
#    Trinity Industries, Inc.                                                6,428                  229,544                   0.1%
     Triumph Group, Inc.                                                     1,050                   73,112                   0.0%
     Tyco International, Ltd.                                                3,933                  168,844                   0.1%
     Union Pacific Corp.                                                    14,231                1,657,200                   0.6%
*    United Continental Holdings, Inc.                                       8,558                  451,948                   0.2%
     United Parcel Service, Inc. Class B                                     8,976                  941,672                   0.3%
*    United Rentals, Inc.                                                    2,490                  274,049                   0.1%
     United Technologies Corp.                                               9,890                1,058,230                   0.4%
#*   USG Corp.                                                               2,624                   70,481                   0.0%
#    Valmont Industries, Inc.                                                  893                  121,600                   0.1%
*    Vectrus, Inc.                                                             279                    6,819                   0.0%
*    Verisk Analytics, Inc. Class A                                          1,802                  112,355                   0.0%
*    Veritiv Corp.                                                             102                    4,601                   0.0%
*    WABCO Holdings, Inc.                                                    1,494                  145,486                   0.1%
     Wabtec Corp.                                                            1,008                   86,990                   0.0%
     Waste Connections, Inc.                                                 3,141                  156,736                   0.1%
     Waste Management, Inc.                                                  5,965                  291,629                   0.1%
     Watsco, Inc.                                                              448                   45,526                   0.0%
#*   WESCO International, Inc.                                               1,090                   89,827                   0.0%
     WW Grainger, Inc.                                                         755                  186,334                   0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Industrials -- (Continued)
     Xylem, Inc.                                                             3,608    $             131,187                   0.1%
                                                                                      ---------------------    ------------------
Total Industrials                                                                                33,608,991                  12.2%
                                                                                      ---------------------    ------------------
Information Technology -- (17.6%)
#*   3D Systems Corp.                                                        1,866                   70,535                   0.0%
     Accenture P.L.C. Class A                                                7,774                  630,627                   0.2%
     Activision Blizzard, Inc.                                              15,897                  317,145                   0.1%
*    Adobe Systems, Inc.                                                     2,711                  190,095                   0.1%
*    Akamai Technologies, Inc.                                               2,707                  163,232                   0.1%
*    Alliance Data Systems Corp.                                               578                  163,776                   0.1%
     Altera Corp.                                                            3,661                  125,829                   0.1%
     Amdocs, Ltd.                                                            3,466                  164,774                   0.1%
     Amphenol Corp. Class A                                                  3,304                  167,116                   0.1%
     Analog Devices, Inc.                                                    3,684                  182,800                   0.1%
*    ANSYS, Inc.                                                             1,193                   93,722                   0.0%
*    AOL, Inc.                                                                 748                   32,560                   0.0%
     Apple, Inc.                                                            70,637                7,628,796                   2.8%
     Applied Materials, Inc.                                                12,146                  268,305                   0.1%
*    ARRIS Group, Inc.                                                       5,292                  158,866                   0.1%
*    Arrow Electronics, Inc.                                                 2,688                  152,840                   0.1%
*    Aspen Technology, Inc.                                                  1,797                   66,363                   0.0%
*    Atmel Corp.                                                             4,379                   32,492                   0.0%
*    Autodesk, Inc.                                                          1,549                   89,129                   0.0%
     Automatic Data Processing, Inc.                                         5,393                  441,040                   0.2%
     Avago Technologies, Ltd.                                                2,108                  181,815                   0.1%
     Avnet, Inc.                                                             3,724                  161,063                   0.1%
*    Blackhawk Network Holdings, Inc. Class B                                1,128                   37,675                   0.0%
     Booz Allen Hamilton Holding Corp.                                       2,379                   62,687                   0.0%
     Broadcom Corp. Class A                                                  7,659                  320,759                   0.1%
     Broadridge Financial Solutions, Inc.                                    3,333                  146,419                   0.1%
     Brocade Communications Systems, Inc.                                   11,810                  126,721                   0.1%
     CA, Inc.                                                               11,659                  338,811                   0.1%
*    Cadence Design Systems, Inc.                                            4,605                   82,660                   0.0%
*    CDK Global, Inc.                                                        1,709                   57,422                   0.0%
     Cisco Systems, Inc.                                                    59,304                1,451,169                   0.5%
*    Citrix Systems, Inc.                                                    2,009                  129,038                   0.1%
*    Cognizant Technology Solutions Corp. Class A                            5,185                  253,287                   0.1%
*    CommVault Systems, Inc.                                                   531                   23,545                   0.0%
     Computer Sciences Corp.                                                 5,164                  311,906                   0.1%
*    Concur Technologies, Inc.                                                 443                   56,846                   0.0%
     Corning, Inc.                                                          11,291                  230,675                   0.1%
*    CoStar Group, Inc.                                                        554                   89,244                   0.0%
#*   Cree, Inc.                                                              1,039                   32,708                   0.0%
     Dolby Laboratories, Inc. Class A                                        1,203                   50,430                   0.0%
     DST Systems, Inc.                                                         998                   96,157                   0.0%
*    eBay, Inc.                                                             11,031                  579,127                   0.2%
*    EchoStar Corp. Class A                                                    801                   37,431                   0.0%
*    Electronic Arts, Inc.                                                   2,648                  108,489                   0.0%
     EMC Corp.                                                              22,716                  652,631                   0.2%
     Equinix, Inc.                                                             569                  118,864                   0.1%
*    F5 Networks, Inc.                                                         663                   81,536                   0.0%
*    Facebook, Inc. Class A                                                 19,266                1,444,757                   0.5%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Information Technology -- (Continued)
     FactSet Research Systems, Inc.                                            878    $             115,404                   0.0%
     FEI Co.                                                                   417                   35,145                   0.0%
     Fidelity National Information Services, Inc.                            6,407                  374,105                   0.1%
#*   First Solar, Inc.                                                       1,827                  107,610                   0.0%
*    Fiserv, Inc.                                                            4,461                  309,950                   0.1%
*    FleetCor Technologies, Inc.                                               806                  121,351                   0.1%
     FLIR Systems, Inc.                                                      2,934                   98,377                   0.0%
*    Fortinet, Inc.                                                          1,495                   38,945                   0.0%
#*   Freescale Semiconductor, Ltd.                                           1,923                   38,248                   0.0%
*    Gartner, Inc.                                                           1,022                   82,486                   0.0%
*    Genpact, Ltd.                                                           3,191                   56,002                   0.0%
     Global Payments, Inc.                                                   1,863                  149,972                   0.1%
*    Google, Inc. Class A                                                    2,280                1,294,744                   0.5%
*    Google, Inc. Class C                                                    1,781                  995,721                   0.4%
     Harris Corp.                                                            1,614                  112,334                   0.0%
     Hewlett-Packard Co.                                                    34,381                1,233,590                   0.5%
*    HomeAway, Inc.                                                            883                   30,817                   0.0%
     IAC/InterActiveCorp                                                     2,190                  148,241                   0.1%
*    Informatica Corp.                                                       1,955                   69,715                   0.0%
*    Ingram Micro, Inc. Class A                                              2,968                   79,661                   0.0%
     Intel Corp.                                                            84,793                2,883,810                   1.1%
     International Business Machines Corp.                                  11,603                1,907,533                   0.7%
     Intuit, Inc.                                                            3,303                  290,697                   0.1%
#*   IPG Photonics Corp.                                                       922                   67,684                   0.0%
     Jabil Circuit, Inc.                                                     6,235                  130,623                   0.1%
     Jack Henry & Associates, Inc.                                           1,941                  116,111                   0.0%
*    JDS Uniphase Corp.                                                      2,615                   35,198                   0.0%
     Juniper Networks, Inc.                                                  6,597                  138,999                   0.1%
     KLA-Tencor Corp.                                                        2,516                  199,141                   0.1%
#*   Knowles Corp.                                                           1,194                   23,235                   0.0%
     Lam Research Corp.                                                      2,718                  211,623                   0.1%
     Leidos Holdings, Inc.                                                   1,862                   68,093                   0.0%
     Linear Technology Corp.                                                 2,577                  110,399                   0.0%
*    LinkedIn Corp. Class A                                                    648                  148,366                   0.1%
     Marvell Technology Group, Ltd.                                          7,065                   94,954                   0.0%
     MasterCard, Inc. Class A                                               12,582                1,053,742                   0.4%
     Maxim Integrated Products, Inc.                                         4,081                  119,737                   0.1%
#    Microchip Technology, Inc.                                              3,338                  143,901                   0.1%
*    Micron Technology, Inc.                                                15,072                  498,732                   0.2%
     Microsoft Corp.                                                        90,359                4,242,355                   1.6%
     Motorola Solutions, Inc.                                                3,577                  230,717                   0.1%
     National Instruments Corp.                                              2,018                   63,930                   0.0%
*    NCR Corp.                                                               6,415                  177,503                   0.1%
     NetApp, Inc.                                                            5,848                  250,294                   0.1%
#*   NetSuite, Inc.                                                            231                   25,100                   0.0%
#*   NeuStar, Inc. Class A                                                   1,135                   29,975                   0.0%
#*   Nuance Communications, Inc.                                             6,449                   99,508                   0.0%
     NVIDIA Corp.                                                            8,900                  173,906                   0.1%
*    ON Semiconductor Corp.                                                 12,226                  101,354                   0.0%
     Oracle Corp.                                                           48,032                1,875,650                   0.7%
*    Palo Alto Networks, Inc.                                                  731                   77,267                   0.0%
*    Pandora Media, Inc.                                                     1,852                   35,707                   0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Information Technology -- (Continued)
     Paychex, Inc.                                                           4,002    $             187,854                   0.1%
*    PTC, Inc.                                                               2,260                   86,219                   0.0%
     QUALCOMM, Inc.                                                         16,646                1,306,877                   0.5%
#*   Rackspace Hosting, Inc.                                                 3,762                  144,310                   0.1%
*    Red Hat, Inc.                                                           1,398                   82,370                   0.0%
*    Salesforce.com, Inc.                                                    3,548                  227,037                   0.1%
     SanDisk Corp.                                                           4,658                  438,504                   0.2%
     Science Applications International Corp.                                  695                   33,992                   0.0%
#    Seagate Technology P.L.C.                                               3,805                  239,068                   0.1%
*    ServiceNow, Inc.                                                          611                   41,505                   0.0%
     Skyworks Solutions, Inc.                                                3,958                  230,514                   0.1%
     Solera Holdings, Inc.                                                   1,539                   79,951                   0.0%
*    Splunk, Inc.                                                              508                   33,569                   0.0%
*    SS&C Technologies Holdings, Inc.                                        1,827                   88,281                   0.0%
#*   Stratasys, Ltd.                                                         1,041                  125,295                   0.1%
#*   SunEdison, Inc.                                                         3,618                   70,587                   0.0%
#*   SunPower Corp.                                                          2,137                   68,042                   0.0%
     Symantec Corp.                                                         18,141                  450,260                   0.2%
*    Synopsys, Inc.                                                          2,998                  122,858                   0.1%
*    Syntel, Inc.                                                              587                   50,840                   0.0%
*    Tableau Software, Inc. Class A                                            500                   41,295                   0.0%
     TE Connectivity, Ltd.                                                   5,470                  334,381                   0.1%
#*   Teradata Corp.                                                          2,943                  124,548                   0.1%
     Teradyne, Inc.                                                          2,722                   50,085                   0.0%
     Texas Instruments, Inc.                                                11,375                  564,883                   0.2%
*    TIBCO Software, Inc.                                                    2,026                   47,348                   0.0%
     Total System Services, Inc.                                             4,493                  151,818                   0.1%
*    Trimble Navigation, Ltd.                                                3,287                   88,289                   0.0%
*    Twitter, Inc.                                                           1,900                   78,793                   0.0%
#    Ubiquiti Networks, Inc.                                                   923                   33,016                   0.0%
*    Ultimate Software Group, Inc. (The)                                       427                   64,268                   0.0%
*    Vantiv, Inc. Class A                                                    2,881                   89,081                   0.0%
*    VeriFone Systems, Inc.                                                  1,552                   57,828                   0.0%
#*   VeriSign, Inc.                                                          1,210                   72,310                   0.0%
     Visa, Inc. Class A                                                      4,507                1,088,125                   0.4%
#*   VMware, Inc. Class A                                                      504                   42,119                   0.0%
     Western Digital Corp.                                                   3,545                  348,722                   0.1%
#    Western Union Co. (The)                                                 5,673                   96,214                   0.0%
*    WEX, Inc.                                                                 733                   83,239                   0.0%
#*   Workday, Inc. Class A                                                     405                   38,669                   0.0%
     Xerox Corp.                                                            26,208                  348,042                   0.1%
     Xilinx, Inc.                                                            3,528                  156,925                   0.1%
*    Yahoo!, Inc.                                                            6,645                  306,002                   0.1%
#*   Yelp, Inc.                                                                758                   45,480                   0.0%
*    Zebra Technologies Corp. Class A                                          417                   30,754                   0.0%
#*   Zillow, Inc. Class A                                                      414                   45,014                   0.0%
*    Zynga, Inc. Class A                                                    11,278                   28,759                   0.0%
                                                                                      ---------------------    ------------------
Total Information Technology                                                                     48,086,116                  17.5%
                                                                                      ---------------------    ------------------
Materials -- (4.3%)
     Air Products & Chemicals, Inc.                                          2,407                  324,127                   0.1%
     Airgas, Inc.                                                            1,788                  199,434                   0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Materials -- (Continued)
     Albemarle Corp.                                                         2,235    $             130,479                   0.1%
     Alcoa, Inc.                                                            25,002                  419,034                   0.2%
     Allegheny Technologies, Inc.                                            2,060                   67,671                   0.0%
     Aptargroup, Inc.                                                        1,872                  116,513                   0.0%
     Ashland, Inc.                                                           1,567                  169,346                   0.1%
     Avery Dennison Corp.                                                    2,948                  138,114                   0.1%
     Ball Corp.                                                              1,615                  104,054                   0.0%
     Bemis Co., Inc.                                                         3,351                  128,913                   0.0%
     Cabot Corp.                                                             1,074                   49,866                   0.0%
     Celanese Corp. Series A                                                 3,379                  198,449                   0.1%
     CF Industries Holdings, Inc.                                            1,747                  454,220                   0.2%
#    Cliffs Natural Resources, Inc.                                          2,534                   28,457                   0.0%
*    Crown Holdings, Inc.                                                    1,224                   58,666                   0.0%
     Cytec Industries, Inc.                                                  1,012                   47,190                   0.0%
     Domtar Corp.                                                              800                   32,856                   0.0%
     Dow Chemical Co. (The)                                                 13,687                  676,138                   0.2%
     Eagle Materials, Inc.                                                     936                   81,834                   0.0%
     Eastman Chemical Co.                                                    5,361                  433,062                   0.2%
     Ecolab, Inc.                                                            2,960                  329,241                   0.1%
     EI du Pont de Nemours & Co.                                            10,652                  736,586                   0.3%
     FMC Corp.                                                               1,249                   71,630                   0.0%
     Freeport-McMoRan, Inc.                                                 17,543                  499,975                   0.2%
*    Graphic Packaging Holding Co.                                          10,717                  129,997                   0.1%
     Huntsman Corp.                                                         10,697                  261,007                   0.1%
     International Flavors & Fragrances, Inc.                                1,076                  106,685                   0.0%
     International Paper Co.                                                 6,608                  334,497                   0.1%
     LyondellBasell Industries NV Class A                                    5,904                  540,984                   0.2%
#    Martin Marietta Materials, Inc.                                           683                   79,856                   0.0%
     MeadWestvaco Corp.                                                      3,862                  170,585                   0.1%
     Monsanto Co.                                                            4,389                  504,911                   0.2%
     Mosaic Co. (The)                                                        5,825                  258,106                   0.1%
     NewMarket Corp.                                                           233                   90,406                   0.0%
     Newmont Mining Corp.                                                   10,991                  206,191                   0.1%
     Nucor Corp.                                                             7,021                  379,555                   0.1%
*    Owens-Illinois, Inc.                                                    5,872                  151,321                   0.1%
     Packaging Corp. of America                                              2,050                  147,764                   0.1%
     PolyOne Corp.                                                           1,543                   57,106                   0.0%
     PPG Industries, Inc.                                                    1,352                  275,389                   0.1%
     Praxair, Inc.                                                           3,353                  422,444                   0.2%
     Reliance Steel & Aluminum Co.                                           1,583                  106,821                   0.0%
     Rock-Tenn Co. Class A                                                   3,720                  190,278                   0.1%
     Rockwood Holdings, Inc.                                                 1,527                  117,442                   0.0%
     Royal Gold, Inc.                                                        1,537                   87,840                   0.0%
     RPM International, Inc.                                                 2,812                  127,384                   0.0%
     Scotts Miracle-Gro Co. (The) Class A                                    1,330                   78,789                   0.0%
     Sealed Air Corp.                                                        3,301                  119,661                   0.0%
     Sherwin-Williams Co. (The)                                              1,003                  230,249                   0.1%
     Sigma-Aldrich Corp.                                                     1,017                  138,220                   0.1%
     Sonoco Products Co.                                                     3,512                  143,535                   0.1%
#    Southern Copper Corp.                                                   1,000                   28,780                   0.0%
     Steel Dynamics, Inc.                                                    6,605                  151,981                   0.1%
     TimkenSteel Corp.                                                         919                   37,293                   0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Materials -- (Continued)
     United States Steel Corp.                                               3,909    $             156,516                   0.1%
     Valspar Corp. (The)                                                     1,068                   87,747                   0.0%
     Vulcan Materials Co.                                                    2,018                  124,531                   0.0%
     Westlake Chemical Corp.                                                 1,482                  104,555                   0.0%
*    WR Grace & Co.                                                            679                   64,233                   0.0%
                                                                                      ---------------------    ------------------
Total Materials                                                                                  11,708,514                   4.2%
                                                                                      ---------------------    ------------------
Telecommunication Services -- (2.9%)
     AT&T, Inc.                                                             98,170                3,420,243                   1.2%
     CenturyLink, Inc.                                                       6,838                  283,640                   0.1%
#    Frontier Communications Corp.                                          35,667                  233,262                   0.1%
*    Level 3 Communications, Inc.                                            2,579                  120,981                   0.1%
*    SBA Communications Corp. Class A                                        1,460                  164,002                   0.1%
#*   Sprint Corp.                                                            9,676                   57,379                   0.0%
*    T-Mobile US, Inc.                                                       2,914                   85,059                   0.0%
     Telephone & Data Systems, Inc.                                          1,594                   40,870                   0.0%
*    tw telecom, Inc.                                                        3,174                  135,784                   0.1%
#*   United States Cellular Corp.                                              389                   14,167                   0.0%
     Verizon Communications, Inc.                                           62,067                3,118,867                   1.1%
     Windstream Holdings, Inc.                                              23,354                  244,750                   0.1%
                                                                                      ---------------------    ------------------
Total Telecommunication Services                                                                  7,919,004                   2.9%
                                                                                      ---------------------    ------------------
Utilities -- (2.4%)
     AES Corp.                                                               6,579                   92,566                   0.0%
     AGL Resources, Inc.                                                     1,065                   57,414                   0.0%
     Alliant Energy Corp.                                                    1,627                  100,728                   0.0%
     Ameren Corp.                                                            1,637                   69,311                   0.0%
     American Electric Power Co., Inc.                                       4,637                  270,523                   0.1%
     American Water Works Co., Inc.                                          1,654                   88,274                   0.0%
     Aqua America, Inc.                                                      2,328                   60,994                   0.0%
     Atmos Energy Corp.                                                      1,664                   88,192                   0.0%
*    Calpine Corp.                                                          10,706                  244,311                   0.1%
     CenterPoint Energy, Inc.                                                3,761                   92,332                   0.0%
     CMS Energy Corp.                                                        2,078                   67,888                   0.0%
#    Consolidated Edison, Inc.                                               2,769                  175,444                   0.1%
     Dominion Resources, Inc.                                                5,114                  364,628                   0.1%
     DTE Energy Co.                                                          1,470                  120,775                   0.1%
     Duke Energy Corp.                                                       6,893                  566,260                   0.2%
     Edison International                                                    2,907                  181,920                   0.1%
     Entergy Corp.                                                           1,735                  145,775                   0.1%
     Exelon Corp.                                                            7,700                  281,743                   0.1%
     FirstEnergy Corp.                                                       3,702                  138,233                   0.1%
     Great Plains Energy, Inc.                                               2,072                   55,799                   0.0%
#    Integrys Energy Group, Inc.                                               749                   54,437                   0.0%
     ITC Holdings Corp.                                                      2,478                   98,154                   0.0%
     MDU Resources Group, Inc.                                               1,812                   51,062                   0.0%
     National Fuel Gas Co.                                                     935                   64,730                   0.0%
     NextEra Energy, Inc.                                                    4,280                  428,942                   0.2%
     NiSource, Inc.                                                          2,896                  121,806                   0.1%
     Northeast Utilities                                                     2,625                  129,544                   0.1%
     NRG Energy, Inc.                                                        5,547                  166,299                   0.1%
     OGE Energy Corp.                                                        1,295                   48,290                   0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+             OF NET ASSETS**
                                                              --------------------    ---------------------    -------------------
Utilities -- (Continued)
#           ONE Gas, Inc.                                                      692    $              26,261                   0.0%
            Pepco Holdings, Inc.                                             3,375                   92,272                   0.0%
            PG&E Corp.                                                       4,087                  205,658                   0.1%
            Pinnacle West Capital Corp.                                      1,691                  103,946                   0.0%
            PPL Corp.                                                        3,639                  127,329                   0.1%
            Public Service Enterprise Group, Inc.                            4,868                  201,097                   0.1%
            Questar Corp.                                                    2,315                   55,815                   0.0%
            SCANA Corp.                                                      1,106                   60,708                   0.0%
            Sempra Energy                                                    2,218                  243,980                   0.1%
            Southern Co. (The)                                               8,243                  382,145                   0.2%
            TECO Energy, Inc.                                                4,179                   81,950                   0.0%
            UGI Corp.                                                        5,232                  197,194                   0.1%
#           Westar Energy, Inc.                                              2,141                   80,951                   0.0%
#           Wisconsin Energy Corp.                                           1,873                   93,013                   0.0%
            Xcel Energy, Inc.                                                3,731                  124,877                   0.1%
                                                                                      ---------------------    ------------------
Total Utilities                                                                                   6,503,570                   2.4%
                                                                                      ---------------------    ------------------
TOTAL COMMON STOCKS                                                                             262,247,491                  95.4%
                                                                                      ---------------------    ------------------
RIGHTS/WARRANTS -- (0.0%)
(Degree)*   Community Health Systems, Inc. Rights 01/04/16                   4,045                      121                   0.0%
(Degree)#*  Sears Holdings Corp. Rights 11/07/14                             1,850                       44                   0.0%
                                                                                       --------------------    ------------------
TOTAL RIGHTS/WARRANTS                                                                                   165                   0.0%
                                                                                       --------------------    ------------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
            State Street Institutional Liquid Reserves, 0.077%           1,461,806                1,461,806                   0.5%
                                                                                       --------------------    ------------------
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@        DFA Short Term Investment Fund                                 803,831                9,300,329                   3.4%
                                                                                      ---------------------    ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $237,614,016)                                     $         273,009,791                  99.3%
                                                                                      =====================    ==================

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------------------------------------------------------
                                              LEVEL 1               LEVEL 2              LEVEL 3                TOTAL
                                       ---------------------  --------------------  ---------------------  -------------------
Common Stocks
     Consumer Discretionary            $          35,762,163                    --                     --  $        35,762,163
     Consumer Staples                             22,315,673                    --                     --           22,315,673
     Energy                                       27,475,370                    --                     --           27,475,370
     Financials                                   35,086,178                    --                     --           35,086,178
     Health Care                                  33,781,912                    --                     --           33,781,912
     Industrials                                  33,608,991                    --                     --           33,608,991
     Information Technology                       48,086,116                    --                     --           48,086,116
     Materials                                    11,708,514                    --                     --           11,708,514
     Telecommunication Services                    7,919,004                    --                     --            7,919,004
     Utilities                                     6,503,570                    --                     --            6,503,570
Rights/Warrants                                           --  $                165                     --                  165
Temporary Cash Investments                         1,461,806                    --                     --            1,461,806
Securities Lending Collateral                             --             9,300,329                     --            9,300,329
                                       ---------------------  --------------------  ---------------------  -------------------
TOTAL                                  $         263,709,297  $          9,300,494                     --  $       273,009,791
                                       =====================  ====================  =====================  ===================

                          U.S. TARGETED VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                      PERCENTAGE
                                                                         SHARES                   VALUE+            OF NET ASSETS**
                                                                  --------------------   --------------------   -------------------
COMMON STOCKS -- (84.3%)
Consumer Discretionary -- (12.0%)
*    1-800-Flowers.com, Inc. Class A                                           193,518   $          1,553,950                  0.0%
     Aaron's, Inc.                                                             215,498              5,335,730                  0.1%
#    Abercrombie & Fitch Co. Class A                                           154,363              5,168,073                  0.1%
*    AG&E Holdings, Inc.                                                        22,378                 25,287                  0.0%
#    AH Belo Corp. Class A                                                      96,709              1,113,121                  0.0%
*    Ambassadors Group, Inc.                                                     7,665                 27,211                  0.0%
     AMCON Distributing Co.                                                        850                 69,683                  0.0%
#*   America's Car-Mart, Inc.                                                   54,670              2,513,727                  0.0%
#    American Eagle Outfitters, Inc.                                           177,236              2,281,027                  0.0%
*    American Public Education, Inc.                                             5,526                171,251                  0.0%
*    Apollo Education Group, Inc. Class A                                      121,347              3,477,805                  0.1%
     Ark Restaurants Corp.                                                      11,690                257,648                  0.0%
*    Ascena Retail Group, Inc.                                                  87,222              1,085,914                  0.0%
#*   Ascent Capital Group, Inc. Class A                                         61,337              3,943,969                  0.1%
*    Ballantyne Strong, Inc.                                                    68,354                306,909                  0.0%
#*   Barnes & Noble, Inc.                                                      321,067              7,005,682                  0.1%
     Bassett Furniture Industries, Inc.                                         51,875                901,588                  0.0%
     Beasley Broadcasting Group, Inc. Class A                                   15,520                 72,944                  0.0%
#    bebe stores, Inc.                                                         430,654                986,198                  0.0%
*    Belmond, Ltd. Class A                                                     477,974              5,477,582                  0.1%
#    Big 5 Sporting Goods Corp.                                                114,346              1,407,599                  0.0%
     Big Lots, Inc.                                                             44,004              2,008,783                  0.0%
*    Biglari Holdings, Inc.                                                      9,616              3,357,523                  0.1%
#*   BJ's Restaurants, Inc.                                                    108,525              4,777,271                  0.1%
#    Bob Evans Farms, Inc.                                                     147,825              7,221,251                  0.1%
#*   Books-A-Million, Inc.                                                      53,259                 77,226                  0.0%
     Bowl America, Inc. Class A                                                 14,589                211,541                  0.0%
#*   Boyd Gaming Corp.                                                         148,488              1,715,036                  0.0%
*    Bravo Brio Restaurant Group, Inc.                                          20,192                280,063                  0.0%
#*   Bridgepoint Education, Inc.                                               103,777              1,311,741                  0.0%
#*   Bright Horizons Family Solutions, Inc.                                     53,993              2,405,928                  0.0%
     Brown Shoe Co., Inc.                                                      223,020              5,930,102                  0.1%
#*   Build-A-Bear Workshop, Inc.                                               110,392              1,871,144                  0.0%
#*   Cabela's, Inc.                                                             60,734              2,916,447                  0.1%
#*   Cache, Inc.                                                                43,775                 24,733                  0.0%
#    Callaway Golf Co.                                                         344,701              2,702,456                  0.1%
*    Cambium Learning Group, Inc.                                               60,806                 93,033                  0.0%
*    Canterbury Park Holding Corp.                                               9,680                 92,444                  0.0%
#*   Career Education Corp.                                                    178,869              1,037,440                  0.0%
#    Carriage Services, Inc.                                                    73,547              1,467,998                  0.0%
#*   Carrols Restaurant Group, Inc.                                             53,312                411,036                  0.0%
#    Cato Corp. (The) Class A                                                   84,447              3,012,224                  0.1%
#*   Cavco Industries, Inc.                                                     35,750              2,605,103                  0.1%
#*   Central European Media Enterprises, Ltd. Class A                           60,346                146,641                  0.0%
#*   Charles & Colvard, Ltd.                                                    35,582                103,544                  0.0%
#    Chico's FAS, Inc.                                                         593,958              8,956,887                  0.2%
#    Children's Place, Inc. (The)                                               86,758              4,272,832                  0.1%
*    Christopher & Banks Corp.                                                 112,735                736,160                  0.0%
     Churchill Downs, Inc.                                                      69,245              7,061,605                  0.1%
*    Citi Trends, Inc.                                                          56,998              1,291,005                  0.0%
*    Coast Distribution System, Inc. (The)                                       1,305                  4,039                  0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                         SHARES                 VALUE+            OF NET ASSETS**
                                                                  --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
     Collectors Universe, Inc.                                                   4,645   $            114,267                  0.0%
     Columbia Sportswear Co.                                                    84,874              3,271,044                  0.1%
#*   Conn's, Inc.                                                              100,646              3,131,097                  0.1%
     Cooper Tire & Rubber Co.                                                  216,287              6,966,604                  0.1%
*    Cooper-Standard Holding, Inc.                                               3,181                173,619                  0.0%
     Core-Mark Holding Co., Inc.                                               124,712              7,237,037                  0.1%
*    Crocs, Inc.                                                               335,408              3,917,565                  0.1%
     CSS Industries, Inc.                                                       17,513                500,171                  0.0%
     Culp, Inc.                                                                 35,100                665,847                  0.0%
#*   Cumulus Media, Inc. Class A                                               536,761              2,071,897                  0.0%
     Dana Holding Corp.                                                        213,516              4,368,537                  0.1%
#    Darden Restaurants, Inc.                                                  330,254             17,100,552                  0.3%
*    Del Frisco's Restaurant Group, Inc.                                        16,974                394,136                  0.0%
#*   Delta Apparel, Inc.                                                        33,047                346,994                  0.0%
     Destination Maternity Corp.                                                 6,542                 97,999                  0.0%
#*   Destination XL Group, Inc.                                                201,407              1,055,373                  0.0%
     DeVry Education Group, Inc.                                               250,207             12,112,521                  0.2%
#    Dillard's, Inc. Class A                                                   211,147             22,330,907                  0.4%
     DineEquity, Inc.                                                           84,469              7,514,362                  0.1%
#*   Dixie Group, Inc. (The)                                                    36,313                286,146                  0.0%
*    Dover Downs Gaming & Entertainment, Inc.                                   38,372                 28,779                  0.0%
     Dover Motorsports, Inc.                                                    16,790                 40,044                  0.0%
     DR Horton, Inc.                                                           307,841              7,015,696                  0.1%
#*   DreamWorks Animation SKG, Inc. Class A                                    248,877              5,544,980                  0.1%
#*   Education Management Corp.                                                 39,767                 23,665                  0.0%
     Educational Development Corp.                                               2,346                 10,252                  0.0%
*    Eldorado Resorts, Inc.                                                     27,750                114,330                  0.0%
#    Emerson Radio Corp.                                                        89,291                101,792                  0.0%
*    Emmis Communications Corp. Class A                                         15,418                 33,611                  0.0%
#*   Entercom Communications Corp. Class A                                      54,499                560,250                  0.0%
     Escalade, Inc.                                                              9,081                103,887                  0.0%
#    Ethan Allen Interiors, Inc.                                                88,954              2,517,398                  0.1%
#*   EW Scripps Co. (The) Class A                                              251,388              4,826,650                  0.1%
*    Federal-Mogul Holdings Corp.                                              191,402              2,987,785                  0.1%
     Finish Line, Inc. (The) Class A                                           198,668              5,258,742                  0.1%
*    Flanigan's Enterprises, Inc.                                                1,603                 32,060                  0.0%
#    Flexsteel Industries, Inc.                                                 22,455                770,431                  0.0%
     Foot Locker, Inc.                                                         317,549             17,785,919                  0.3%
#    Fred's, Inc. Class A                                                      190,447              2,990,018                  0.1%
     Frisch's Restaurants, Inc.                                                 11,626                298,556                  0.0%
#*   FTD Cos., Inc.                                                            120,562              4,241,371                  0.1%
#*   Fuel Systems Solutions, Inc.                                               89,701                827,940                  0.0%
*    Full House Resorts, Inc.                                                   38,539                 49,715                  0.0%
#*   G-III Apparel Group, Ltd.                                                  63,884              5,069,195                  0.1%
*    Gaiam, Inc. Class A                                                        49,050                371,309                  0.0%
#    GameStop Corp. Class A                                                    635,798             27,186,722                  0.5%
#*   Gaming Partners International Corp.                                        17,120                143,637                  0.0%
     Gannett Co., Inc.                                                         529,452             16,677,738                  0.3%
*    Geeknet, Inc.                                                                 560                  5,426                  0.0%
#*   Genesco, Inc.                                                              99,485              7,629,505                  0.1%
     Graham Holdings Co. Class B                                                31,543             24,717,095                  0.4%
#*   Gray Television, Inc.                                                     333,110              3,077,936                  0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                         SHARES                 VALUE+            OF NET ASSETS**
                                                                  --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
#    Group 1 Automotive, Inc.                                                  165,440   $         14,133,539                  0.3%
#    Guess?, Inc.                                                              162,611              3,605,086                  0.1%
     Harte-Hanks, Inc.                                                         244,932              1,594,507                  0.0%
#    Haverty Furniture Cos., Inc.                                              106,089              2,335,019                  0.0%
     Haverty Furniture Cos., Inc. Class A                                          844                 18,551                  0.0%
*    Helen of Troy, Ltd.                                                       162,968             10,079,571                  0.2%
#*   Hemisphere Media Group, Inc.                                                1,861                 23,821                  0.0%
#*   hhgregg, Inc.                                                             125,798                651,634                  0.0%
*    Hollywood Media Corp.                                                       6,339                  7,036                  0.0%
     Hooker Furniture Corp.                                                     54,414                831,990                  0.0%
#*   Iconix Brand Group, Inc.                                                  354,283             14,174,863                  0.3%
#    International Speedway Corp. Class A                                      133,179              4,172,498                  0.1%
#*   Isle of Capri Casinos, Inc.                                               134,509                999,402                  0.0%
#*   JAKKS Pacific, Inc.                                                        54,360                346,817                  0.0%
#*   JC Penney Co., Inc.                                                       138,300              1,052,463                  0.0%
     John Wiley & Sons, Inc. Class A                                            31,827              1,858,379                  0.0%
#    Johnson Outdoors, Inc. Class A                                             30,269                909,583                  0.0%
#*   Journal Communications, Inc. Class A                                      314,796              3,088,149                  0.1%
*    K12, Inc.                                                                  69,371                860,200                  0.0%
#    KB Home                                                                    47,947                754,686                  0.0%
#*   Kirkland's, Inc.                                                           89,444              1,592,103                  0.0%
     La-Z-Boy, Inc.                                                            254,916              5,827,380                  0.1%
#*   Lakeland Industries, Inc.                                                  27,527                388,131                  0.0%
#*   Lands' End, Inc.                                                            2,034                 96,554                  0.0%
#*   LeapFrog Enterprises, Inc.                                                 80,035                425,786                  0.0%
     Lear Corp.                                                                248,685             23,003,362                  0.4%
#*   Lee Enterprises, Inc.                                                      35,600                132,788                  0.0%
     Lennar Corp. Class B                                                       61,143              2,146,731                  0.0%
*    Liberty TripAdvisor Holdings, Inc. Class A                                126,318              3,989,122                  0.1%
*    Liberty Ventures Series A                                                 209,867              7,366,332                  0.1%
#*   Life Time Fitness, Inc.                                                   128,593              7,171,632                  0.1%
#    Lifetime Brands, Inc.                                                      57,659                986,545                  0.0%
#    Lincoln Educational Services Corp.                                         38,993                103,331                  0.0%
     Lithia Motors, Inc. Class A                                                42,873              3,327,802                  0.1%
*    Live Nation Entertainment, Inc.                                           924,308             24,032,008                  0.4%
*    Loral Space & Communications, Inc.                                         34,834              2,664,801                  0.1%
*    Luby's, Inc.                                                              122,762                612,582                  0.0%
#*   M/I Homes, Inc.                                                            96,623              2,081,259                  0.0%
#*   Madison Square Garden Co. (The) Class A                                    47,013              3,561,705                  0.1%
     Marcus Corp. (The)                                                        106,855              1,830,426                  0.0%
#*   MarineMax, Inc.                                                           133,003              2,549,668                  0.1%
     Marriott Vacations Worldwide Corp.                                        123,174              8,553,203                  0.2%
#*   Martha Stewart Living Omnimedia, Inc. Class A                              19,654                 85,102                  0.0%
*    McClatchy Co. (The) Class A                                               204,980                729,729                  0.0%
#    MDC Holdings, Inc.                                                        195,240              4,767,761                  0.1%
#*   Media General, Inc. Class A                                                21,681                323,914                  0.0%
#    Men's Wearhouse, Inc. (The)                                               276,271             12,993,025                  0.2%
#    Meredith Corp.                                                            147,340              7,682,308                  0.1%
#*   Meritage Homes Corp.                                                      144,867              5,329,657                  0.1%
*    Modine Manufacturing Co.                                                  216,890              2,782,699                  0.1%
*    Monarch Casino & Resort, Inc.                                              41,176                669,934                  0.0%
#*   Motorcar Parts of America, Inc.                                            46,721              1,356,778                  0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                         SHARES                 VALUE+            OF NET ASSETS**
                                                                  --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
     Movado Group, Inc.                                                         87,835   $          3,100,576                  0.1%
*    Murphy USA, Inc.                                                           43,963              2,519,080                  0.1%
#    NACCO Industries, Inc. Class A                                             33,768              1,977,792                  0.0%
*    Nautilus, Inc.                                                              3,766                 50,389                  0.0%
*    New York & Co., Inc.                                                      198,583                649,366                  0.0%
#    New York Times Co. (The) Class A                                          310,287              3,984,085                  0.1%
#*   Office Depot, Inc.                                                      1,469,615              7,671,390                  0.1%
*    P&F Industries, Inc. Class A                                                1,458                 11,649                  0.0%
#*   Pacific Sunwear of California, Inc.                                       106,313                161,596                  0.0%
#*   Penn National Gaming, Inc.                                                160,965              2,107,032                  0.0%
     Penske Automotive Group, Inc.                                             224,615             10,161,583                  0.2%
*    Pep Boys-Manny, Moe & Jack (The)                                          274,328              2,614,346                  0.1%
#*   Perfumania Holdings, Inc.                                                  13,797                 84,852                  0.0%
#*   Perry Ellis International, Inc.                                            82,106              1,679,068                  0.0%
#*   Pinnacle Entertainment, Inc.                                              144,245              3,696,999                  0.1%
     PulteGroup, Inc.                                                        1,118,270             21,459,601                  0.4%
#*   Quiksilver, Inc.                                                          733,047              1,282,832                  0.0%
#*   Radio One, Inc. Class D                                                    26,961                 67,133                  0.0%
#*   RadioShack Corp.                                                          138,303                127,239                  0.0%
#*   RCI Hospitality Holdings, Inc.                                             50,022                595,262                  0.0%
#*   Reading International, Inc. Class A                                         8,787                 87,606                  0.0%
*    Red Lion Hotels Corp.                                                      90,325                512,143                  0.0%
#*   Red Robin Gourmet Burgers, Inc.                                            46,365              2,548,684                  0.1%
#    Regis Corp.                                                               298,372              5,066,357                  0.1%
#    Remy International, Inc.                                                    3,804                 70,298                  0.0%
#    Rent-A-Center, Inc.                                                       325,902             10,093,185                  0.2%
     Rocky Brands, Inc.                                                         34,614                454,828                  0.0%
#*   Ruby Tuesday, Inc.                                                        337,423              2,591,409                  0.1%
#    Ryland Group, Inc. (The)                                                  187,614              6,718,457                  0.1%
#    Saga Communications, Inc. Class A                                          16,217                650,302                  0.0%
#    Salem Communications Corp. Class A                                         32,651                251,739                  0.0%
#    Scholastic Corp.                                                          150,930              5,253,873                  0.1%
#*   Scientific Games Corp. Class A                                            148,261              1,745,032                  0.0%
     Service Corp. International                                               531,492             11,623,730                  0.2%
#*   Shiloh Industries, Inc.                                                    58,393                995,017                  0.0%
     Shoe Carnival, Inc.                                                       103,151              1,897,978                  0.0%
#*   Shutterfly, Inc.                                                           29,100              1,217,253                  0.0%
     Signet Jewelers, Ltd.                                                      50,409              6,049,584                  0.1%
*    Sizmek, Inc.                                                              115,434                661,437                  0.0%
#*   Skechers U.S.A., Inc. Class A                                             268,478             14,699,170                  0.3%
*    Skullcandy, Inc.                                                           59,933                499,841                  0.0%
*    Skyline Corp.                                                              27,646                101,184                  0.0%
#    Sonic Automotive, Inc. Class A                                            196,388              4,888,097                  0.1%
*    Spanish Broadcasting System, Inc. Class A                                  16,642                 67,067                  0.0%
     Spartan Motors, Inc.                                                      157,816                897,973                  0.0%
#    Speedway Motorsports, Inc.                                                190,470              3,727,498                  0.1%
#    Stage Stores, Inc.                                                        175,507              2,960,803                  0.1%
#    Standard Motor Products, Inc.                                             160,707              6,351,141                  0.1%
#*   Standard Pacific Corp.                                                    627,914              4,646,564                  0.1%
*    Stanley Furniture Co., Inc.                                                49,285                142,927                  0.0%
#    Stein Mart, Inc.                                                          188,192              2,518,009                  0.1%
*    Steiner Leisure, Ltd.                                                       7,473                315,211                  0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
#*   Stoneridge, Inc.                                                         93,173   $          1,210,317                  0.0%
#    Strattec Security Corp.                                                  10,437              1,082,526                  0.0%
#    Superior Industries International, Inc.                                 152,418              2,973,675                  0.1%
#    Superior Uniform Group, Inc.                                             10,857                260,568                  0.0%
     Sypris Solutions, Inc.                                                   48,196                164,348                  0.0%
#*   Systemax, Inc.                                                           64,737                990,476                  0.0%
#    Tandy Leather Factory, Inc.                                              40,081                370,348                  0.0%
*    Time, Inc.                                                              140,399              3,171,613                  0.1%
*    Toll Brothers, Inc.                                                     515,499             16,470,193                  0.3%
     Trans World Entertainment Corp.                                          13,574                 44,794                  0.0%
#*   Tuesday Morning Corp.                                                   168,103              3,427,620                  0.1%
*    Unifi, Inc.                                                              96,247              2,692,029                  0.1%
*    Universal Electronics, Inc.                                              60,096              3,418,861                  0.1%
     Universal Technical Institute, Inc.                                      13,677                162,893                  0.0%
     Vail Resorts, Inc.                                                       21,041              1,817,101                  0.0%
     Value Line, Inc.                                                          1,421                 22,665                  0.0%
#*   Valuevision Media, Inc. Class A                                          65,594                371,262                  0.0%
*    Visteon Corp.                                                            86,411              8,113,993                  0.2%
#*   Vitamin Shoppe, Inc.                                                    113,201              5,312,523                  0.1%
#*   VOXX International Corp.                                                100,744                859,346                  0.0%
#    Wendy's Co. (The)                                                     2,361,897             18,942,414                  0.3%
*    West Marine, Inc.                                                       115,748              1,138,960                  0.0%
     Weyco Group, Inc.                                                        19,126                595,775                  0.0%
*    William Lyon Homes Class A                                               34,290                811,301                  0.0%
#    Wolverine World Wide, Inc.                                              289,724              7,863,109                  0.1%
*    Zagg, Inc.                                                               37,785                253,915                  0.0%
#*   Zumiez, Inc.                                                             77,595              2,590,121                  0.1%
                                                                                       --------------------   ------------------
Total Consumer Discretionary                                                                    796,086,208                 14.2%
                                                                                       --------------------   ------------------
Consumer Staples -- (2.4%)
#    Alico, Inc.                                                              14,909                550,142                  0.0%
*    Alliance One International, Inc.                                        444,232                901,791                  0.0%
     Andersons, Inc. (The)                                                   169,476             10,800,705                  0.2%
#    B&G Foods, Inc.                                                          20,838                613,887                  0.0%
#*   Boulder Brands, Inc.                                                    280,158              2,487,803                  0.0%
*    Bridgford Foods Corp.                                                     1,048                  8,798                  0.0%
#    Cal-Maine Foods, Inc.                                                    43,019              3,776,638                  0.1%
#    Casey's General Stores, Inc.                                            103,103              8,441,043                  0.2%
*    CCA Industries, Inc.                                                     24,286                 82,572                  0.0%
*    Central Garden and Pet Co.                                               79,373                633,397                  0.0%
#*   Central Garden and Pet Co. Class A                                      193,017              1,658,016                  0.0%
*    Chiquita Brands International, Inc.                                     229,559              3,312,536                  0.1%
#    Coca-Cola Bottling Co. Consolidated                                      19,029              1,720,983                  0.0%
#*   Craft Brew Alliance, Inc.                                                59,046                819,558                  0.0%
#*   Darling International, Inc.                                             253,212              4,456,531                  0.1%
#    Dean Foods Co.                                                          359,184              5,283,597                  0.1%
     Energizer Holdings, Inc.                                                 73,963              9,071,562                  0.2%
#*   Farmer Bros. Co.                                                         21,763                634,609                  0.0%
     Fresh Del Monte Produce, Inc.                                           310,620              9,974,008                  0.2%
     Golden Enterprises, Inc.                                                 17,103                 76,450                  0.0%
#    Ingles Markets, Inc. Class A                                             62,571              1,683,160                  0.0%
#    Ingredion, Inc.                                                         213,423             16,486,927                  0.3%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Staples -- (Continued)
     Inter Parfums, Inc.                                                      95,073   $          2,700,073                  0.1%
#    John B. Sanfilippo & Son, Inc.                                           38,315              1,423,402                  0.0%
     Limoneira Co.                                                             4,471                114,726                  0.0%
*    Mannatech, Inc.                                                           3,902                 56,852                  0.0%
     MGP Ingredients, Inc.                                                    58,272                719,659                  0.0%
#*   Natural Alternatives International, Inc.                                 14,510                 88,946                  0.0%
*    Nutraceutical International Corp.                                        57,498              1,292,555                  0.0%
#    Oil-Dri Corp. of America                                                 20,822                628,408                  0.0%
*    Omega Protein Corp.                                                     111,384              1,609,499                  0.0%
#    Orchids Paper Products Co.                                               26,290                756,100                  0.0%
*    Pantry, Inc. (The)                                                      109,950              2,833,412                  0.1%
#*   Pilgrim's Pride Corp.                                                   181,851              5,166,387                  0.1%
     Pinnacle Foods, Inc.                                                     70,249              2,374,416                  0.0%
#*   Post Holdings, Inc.                                                     183,305              6,873,938                  0.1%
*    Primo Water Corp.                                                         4,300                 18,189                  0.0%
     Reliv International, Inc.                                                   600                    726                  0.0%
#    Sanderson Farms, Inc.                                                    95,525              8,022,189                  0.1%
*    Seaboard Corp.                                                            1,697              5,214,660                  0.1%
*    Seneca Foods Corp. Class A                                               33,718                906,340                  0.0%
*    Seneca Foods Corp. Class B                                                  189                  5,713                  0.0%
#    Snyder's-Lance, Inc.                                                    120,963              3,603,488                  0.1%
     SpartanNash Co.                                                         194,311              4,354,510                  0.1%
     Spectrum Brands Holdings, Inc.                                          102,747              9,307,851                  0.2%
#*   TreeHouse Foods, Inc.                                                    56,637              4,823,773                  0.1%
#    Universal Corp.                                                         123,817              5,509,857                  0.1%
     Village Super Market, Inc. Class A                                       20,181                560,023                  0.0%
     Weis Markets, Inc.                                                       81,239              3,626,509                  0.1%
                                                                                       --------------------   ------------------
Total Consumer Staples                                                                          156,066,914                  2.8%
                                                                                       --------------------   ------------------
Energy -- (7.3%)
     Adams Resources & Energy, Inc.                                           17,359                729,946                  0.0%
#    Alon USA Energy, Inc.                                                   287,691              4,614,564                  0.1%
#*   Alpha Natural Resources, Inc.                                         1,178,592              2,310,040                  0.0%
#*   Approach Resources, Inc.                                                 87,580                867,042                  0.0%
#    Arch Coal, Inc.                                                         477,446              1,031,283                  0.0%
#*   Atwood Oceanics, Inc.                                                    95,196              3,869,717                  0.1%
#*   Barnwell Industries, Inc.                                                21,188                 54,241                  0.0%
*    Basic Energy Services, Inc.                                             241,952              3,121,181                  0.1%
#*   Bill Barrett Corp.                                                      259,577              3,945,570                  0.1%
     Bolt Technology Corp.                                                    41,081                900,906                  0.0%
*    Bonanza Creek Energy, Inc.                                              142,990              6,468,868                  0.1%
#*   BPZ Resources, Inc.                                                     410,902                509,518                  0.0%
#    Bristow Group, Inc.                                                     161,348             11,923,617                  0.2%
#*   C&J Energy Services, Inc.                                               220,342              4,254,804                  0.1%
#*   Callon Petroleum Co.                                                    160,144              1,050,545                  0.0%
*    Carrizo Oil & Gas, Inc.                                                 131,837              6,847,614                  0.1%
     Cimarex Energy Co.                                                       23,157              2,632,256                  0.1%
#*   Clayton Williams Energy, Inc.                                            34,711              2,885,873                  0.1%
#*   Cloud Peak Energy, Inc.                                                 235,990              2,824,800                  0.1%
#    Comstock Resources, Inc.                                                277,161              3,281,586                  0.1%
*    Contango Oil & Gas Co.                                                   41,352              1,512,243                  0.0%
#    Dawson Geophysical Co.                                                   47,151                801,095                  0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Energy -- (Continued)
     Delek US Holdings, Inc.                                                 245,323   $          8,313,996                  0.2%
#    Denbury Resources, Inc.                                                 896,480             11,116,352                  0.2%
     DHT Holdings, Inc.                                                       17,450                116,217                  0.0%
#    Diamond Offshore Drilling, Inc.                                         299,972             11,311,944                  0.2%
*    Earthstone Energy, Inc.                                                     200                  4,756                  0.0%
#*   Emerald Oil, Inc.                                                       139,961                445,076                  0.0%
#    Energy XXI Bermuda, Ltd.                                                207,749              1,597,590                  0.0%
*    ENGlobal Corp.                                                           46,727                 61,212                  0.0%
     EnLink Midstream LLC                                                    110,255              4,178,665                  0.1%
*    Era Group, Inc.                                                         102,587              2,399,510                  0.0%
*    Escalera Resources Co.                                                   52,252                 59,045                  0.0%
#    Exterran Holdings, Inc.                                                 371,091             14,595,009                  0.3%
*    Forbes Energy Services, Ltd.                                             14,596                 42,036                  0.0%
*    Forum Energy Technologies, Inc.                                          60,043              1,639,174                  0.0%
#    GasLog, Ltd.                                                            257,234              5,355,612                  0.1%
*    Gastar Exploration, Inc.                                                242,406                969,624                  0.0%
#    Green Plains, Inc.                                                      181,915              6,221,493                  0.1%
     Gulf Island Fabrication, Inc.                                            73,674              1,557,468                  0.0%
#    Gulfmark Offshore, Inc. Class A                                         154,301              4,653,718                  0.1%
#*   Halcon Resources Corp.                                                  245,900                764,749                  0.0%
*    Harvest Natural Resources, Inc.                                         198,761                739,391                  0.0%
#*   Helix Energy Solutions Group, Inc.                                      568,915             15,155,896                  0.3%
#*   Hercules Offshore, Inc.                                                 840,892              1,387,472                  0.0%
*    HKN, Inc.                                                                 1,137                 75,042                  0.0%
#*   Hornbeck Offshore Services, Inc.                                        193,454              5,931,300                  0.1%
#*   ION Geophysical Corp.                                                   244,434                684,415                  0.0%
*    Key Energy Services, Inc.                                               537,341              1,633,517                  0.0%
*    Kodiak Oil & Gas Corp.                                                  201,596              2,175,221                  0.0%
#*   Magnum Hunter Resources Corp.                                            89,757                416,472                  0.0%
#*   Matador Resources Co.                                                   105,695              2,565,218                  0.0%
*    Matrix Service Co.                                                      143,815              3,604,004                  0.1%
#*   McDermott International, Inc.                                           371,819              1,427,785                  0.0%
#*   Mexco Energy Corp.                                                        6,763                 40,240                  0.0%
#*   Miller Energy Resources, Inc.                                            32,924                114,576                  0.0%
*    Mitcham Industries, Inc.                                                 57,917                590,753                  0.0%
     Nabors Industries, Ltd.                                               1,097,257             19,586,037                  0.4%
*    Natural Gas Services Group, Inc.                                         61,745              1,588,699                  0.0%
*    Newfield Exploration Co.                                                414,409             13,513,877                  0.2%
#*   Newpark Resources, Inc.                                                 524,786              5,998,304                  0.1%
#    Noble Corp. P.L.C.                                                      626,915             13,115,062                  0.2%
#*   Nordic American Offshore, Ltd.                                               25                    400                  0.0%
#    Nordic American Tankers, Ltd.                                             3,000                 25,350                  0.0%
#*   Northern Oil and Gas, Inc.                                              214,370              2,422,381                  0.0%
#*   Nuverra Environmental Solutions, Inc.                                    25,263                239,241                  0.0%
#*   Oasis Petroleum, Inc.                                                   183,692              5,503,412                  0.1%
*    Oil States International, Inc.                                           94,609              5,651,942                  0.1%
#*   Overseas Shipholding Group, Inc.                                        142,039                731,501                  0.0%
#*   Pacific Drilling SA                                                      33,011                240,320                  0.0%
#    Panhandle Oil and Gas, Inc. Class A                                       7,608                156,420                  0.0%
*    Parker Drilling Co.                                                     658,047              2,921,729                  0.1%
     Patterson-UTI Energy, Inc.                                              740,622             17,056,525                  0.3%
#    PBF Energy, Inc. Class A                                                279,996              7,299,496                  0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Energy -- (Continued)
*    PDC Energy, Inc.                                                        187,492   $          8,197,150                  0.1%
#    Peabody Energy Corp.                                                    433,558              4,522,010                  0.1%
#*   Penn Virginia Corp.                                                     369,181              3,163,881                  0.1%
*    PetroQuest Energy, Inc.                                                   3,108                 14,608                  0.0%
#*   PHI, Inc. Non-Voting                                                     63,165              2,826,002                  0.1%
*    Pioneer Energy Services Corp.                                           336,370              3,087,877                  0.1%
     QEP Resources, Inc.                                                     476,536             11,946,758                  0.2%
#*   Renewable Energy Group, Inc.                                            117,894              1,241,424                  0.0%
#*   Rex Energy Corp.                                                        399,863              3,134,926                  0.1%
*    Rosetta Resources, Inc.                                                 177,721              6,758,730                  0.1%
     Rowan Cos. P.L.C. Class A                                               691,059             16,772,002                  0.3%
#*   SandRidge Energy, Inc.                                                  822,466              3,207,617                  0.1%
#    Scorpio Tankers, Inc.                                                   555,769              4,851,863                  0.1%
#*   SEACOR Holdings, Inc.                                                   106,689              8,796,508                  0.2%
     SemGroup Corp. Class A                                                   48,770              3,743,098                  0.1%
*    Seventy Seven Energy, Inc.                                               59,580                778,711                  0.0%
#    Ship Finance International, Ltd.                                        265,556              4,564,908                  0.1%
#    SM Energy Co.                                                           164,815              9,279,084                  0.2%
#*   Steel Excel, Inc.                                                        42,674              1,301,557                  0.0%
#*   Stone Energy Corp.                                                      232,879              5,705,535                  0.1%
     Superior Energy Services, Inc.                                          633,713             15,937,882                  0.3%
#*   Swift Energy Co.                                                        231,376              1,584,926                  0.0%
#*   Synergy Resources Corp.                                                   9,843                119,986                  0.0%
#    Tesco Corp.                                                             120,771              2,299,480                  0.0%
     Tesoro Corp.                                                            315,473             22,527,927                  0.4%
#*   TETRA Technologies, Inc.                                                418,348              3,986,856                  0.1%
#*   TGC Industries, Inc.                                                     36,617                114,977                  0.0%
#    Tidewater, Inc.                                                         305,591             11,267,140                  0.2%
#*   Triangle Petroleum Corp.                                                348,017              2,697,132                  0.1%
*    Unit Corp.                                                              226,934             10,988,144                  0.2%
*    Vaalco Energy, Inc.                                                     266,869              1,980,168                  0.0%
#    W&T Offshore, Inc.                                                      227,750              2,070,248                  0.0%
*    Warren Resources, Inc.                                                  280,434                970,302                  0.0%
     Western Refining, Inc.                                                  343,307             15,651,366                  0.3%
*    Whiting Petroleum Corp.                                                  44,660              2,734,978                  0.1%
*    Willbros Group, Inc.                                                    320,389              1,880,683                  0.0%
     World Fuel Services Corp.                                                13,368                551,296                  0.0%
*    WPX Energy, Inc.                                                        548,538             10,488,047                  0.2%
                                                                                       --------------------   ------------------
Total Energy                                                                                    486,178,340                  8.7%
                                                                                       --------------------   ------------------
Financials -- (21.4%)
*    1st Constitution Bancorp                                                    964                 10,705                  0.0%
#    1st Source Corp.                                                         97,578              3,053,216                  0.1%
     1st United Bancorp, Inc.                                                 36,488                322,919                  0.0%
     Access National Corp.                                                    16,817                283,366                  0.0%
#    Alexander & Baldwin, Inc.                                               203,487              8,145,585                  0.2%
*    Alleghany Corp.                                                          35,065             15,578,678                  0.3%
     Alliance Bancorp, Inc. of Pennsylvania                                    1,413                 23,300                  0.0%
     Allied World Assurance Co. Holdings AG                                  518,010             19,684,380                  0.4%
#*   Ambac Financial Group, Inc.                                             141,150              3,229,512                  0.1%
#    American Equity Investment Life Holding Co.                             331,806              8,563,913                  0.2%
     American Financial Group, Inc.                                          465,774             27,867,258                  0.5%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
*    American Independence Corp.                                                 360   $              3,956                  0.0%
#    American National Bankshares, Inc.                                       20,272                490,582                  0.0%
     American National Insurance Co.                                          46,243              5,275,401                  0.1%
*    American River Bankshares                                                 7,244                 68,818                  0.0%
     Ameris Bancorp                                                          100,753              2,498,674                  0.1%
     AMERISAFE, Inc.                                                         105,756              4,410,025                  0.1%
     AmeriServ Financial, Inc.                                                36,909                116,263                  0.0%
#*   Anchor Bancorp, Inc.                                                        521                 10,759                  0.0%
*    Arch Capital Group, Ltd.                                                 39,429              2,220,641                  0.0%
     Argo Group International Holdings, Ltd.                                 160,766              8,970,743                  0.2%
#    Arrow Financial Corp.                                                     1,561                 42,756                  0.0%
     Aspen Insurance Holdings, Ltd.                                          389,738             17,004,269                  0.3%
#    Associated Banc-Corp                                                    645,644             12,138,107                  0.2%
     Assurant, Inc.                                                          471,974             32,198,066                  0.6%
     Assured Guaranty, Ltd.                                                  577,469             13,327,985                  0.2%
*    Asta Funding, Inc.                                                       60,415                509,298                  0.0%
     Astoria Financial Corp.                                                 508,927              6,692,390                  0.1%
     Atlantic American Corp.                                                     864                  3,335                  0.0%
#*   Atlantic Coast Financial Corp.                                            5,533                 22,796                  0.0%
*    Atlanticus Holdings Corp.                                                66,128                 92,579                  0.0%
     Auburn National Bancorporation, Inc.                                        692                 16,241                  0.0%
*    AV Homes, Inc.                                                           44,952                673,831                  0.0%
     Axis Capital Holdings, Ltd.                                             606,646             29,203,938                  0.5%
     Baldwin & Lyons, Inc. Class A                                               453                 11,108                  0.0%
     Baldwin & Lyons, Inc. Class B                                            19,339                520,606                  0.0%
#    Banc of California, Inc.                                                 24,903                293,108                  0.0%
#    Bancfirst Corp.                                                          29,874              1,941,810                  0.0%
     Bancorp of New Jersey, Inc.                                                 500                  6,023                  0.0%
#*   Bancorp, Inc.                                                           146,000              1,381,160                  0.0%
#    BancorpSouth, Inc.                                                      388,031              8,936,354                  0.2%
     Bank Mutual Corp.                                                       166,560              1,097,630                  0.0%
     Bank of Commerce Holdings                                                10,313                 62,394                  0.0%
     Bank of Kentucky Financial Corp (The)                                     4,907                230,187                  0.0%
#    BankFinancial Corp.                                                     106,520              1,270,784                  0.0%
     Banner Corp.                                                            106,937              4,621,817                  0.1%
     Bar Harbor Bankshares                                                    12,594                366,485                  0.0%
     BBCN Bancorp, Inc.                                                      325,841              4,607,392                  0.1%
     BCB Bancorp, Inc.                                                         6,560                 84,558                  0.0%
#*   Bear State Financial, Inc.                                                4,332                 38,858                  0.0%
#*   Beneficial Mutual Bancorp, Inc.                                          28,579                383,816                  0.0%
     Berkshire Hills Bancorp, Inc.                                           105,507              2,719,970                  0.1%
#    Boston Private Financial Holdings, Inc.                                 379,688              4,992,897                  0.1%
#    Bridge Bancorp, Inc.                                                      8,076                212,076                  0.0%
#*   Bridge Capital Holdings                                                   1,785                 43,054                  0.0%
#    Brookline Bancorp, Inc.                                                 295,123              2,830,230                  0.1%
#    Bryn Mawr Bank Corp.                                                     32,420                999,509                  0.0%
     C&F Financial Corp.                                                       6,464                221,974                  0.0%
#    Calamos Asset Management, Inc. Class A                                   87,224              1,194,969                  0.0%
     California First National Bancorp                                         4,450                 67,195                  0.0%
#    Camden National Corp.                                                    12,740                521,193                  0.0%
#    Cape Bancorp, Inc.                                                        6,624                 59,020                  0.0%
#*   Capital Bank Financial Corp. Class A                                     29,343                759,690                  0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#    Capital City Bank Group, Inc.                                            69,097   $          1,044,056                  0.0%
#    Capital Southwest Corp.                                                  41,628              1,526,083                  0.0%
#    Capitol Federal Financial, Inc.                                         503,957              6,455,689                  0.1%
#    Cardinal Financial Corp.                                                155,459              2,984,813                  0.1%
*    Carolina Bank Holdings, Inc.                                                600                  5,676                  0.0%
*    Cascade Bancorp                                                         144,725                739,545                  0.0%
#    Cash America International, Inc.                                         98,584              4,845,404                  0.1%
#    Cathay General Bancorp                                                  371,944              9,823,041                  0.2%
#    Centerstate Banks, Inc.                                                 115,402              1,343,279                  0.0%
#    Central Pacific Financial Corp.                                          64,678              1,222,414                  0.0%
#    Century Bancorp, Inc. Class A                                             4,472                169,847                  0.0%
     Chemical Financial Corp.                                                112,802              3,359,244                  0.1%
     Chemung Financial Corp.                                                     681                 19,238                  0.0%
     Chicopee Bancorp, Inc.                                                    4,960                 73,854                  0.0%
     Citizens Community Bancorp, Inc.                                          6,617                 58,891                  0.0%
     Citizens Holding Co.                                                      1,603                 30,056                  0.0%
#*   Citizens, Inc.                                                           89,932                655,604                  0.0%
#    City Holding Co.                                                         42,814              1,926,202                  0.0%
#    CNB Financial Corp.                                                      11,473                207,776                  0.0%
     CNO Financial Group, Inc.                                             1,174,038             21,285,309                  0.4%
#    CoBiz Financial, Inc.                                                   156,344              1,879,255                  0.0%
     Codorus Valley Bancorp, Inc.                                              1,594                 34,460                  0.0%
*    Colonial Financial Services, Inc.                                         1,717                 22,304                  0.0%
     Columbia Banking System, Inc.                                           204,991              5,694,650                  0.1%
#    Community Bank System, Inc.                                             161,814              6,173,204                  0.1%
#    Community Trust Bancorp, Inc.                                            77,676              2,792,452                  0.1%
     Community West Bancshares                                                 5,040                 32,508                  0.0%
     ConnectOne Bancorp, Inc.                                                 46,464                859,584                  0.0%
#    Consolidated-Tomoka Land Co.                                             13,494                704,252                  0.0%
*    Consumer Portfolio Services, Inc.                                        38,947                274,966                  0.0%
#*   Cowen Group, Inc. Class A                                               404,562              1,634,431                  0.0%
#*   Customers Bancorp, Inc.                                                  34,801                664,699                  0.0%
#    CVB Financial Corp.                                                     342,905              5,411,041                  0.1%
     Dime Community Bancshares, Inc.                                         188,788              2,973,411                  0.1%
     Donegal Group, Inc. Class A                                              84,094              1,330,367                  0.0%
#*   Doral Financial Corp.                                                     1,812                 10,528                  0.0%
*    E*TRADE Financial Corp.                                               1,292,524             28,823,285                  0.5%
     Eagle Bancorp Montana, Inc.                                                 600                  6,420                  0.0%
     East West Bancorp, Inc.                                                   4,015                147,591                  0.0%
     EMC Insurance Group, Inc.                                                55,011              1,762,552                  0.0%
     Employers Holdings, Inc.                                                122,599              2,499,794                  0.1%
#*   Encore Capital Group, Inc.                                               88,478              4,026,634                  0.1%
     Endurance Specialty Holdings, Ltd.                                      247,707             14,354,621                  0.3%
#*   Enstar Group, Ltd.                                                       19,901              2,946,741                  0.1%
#    Enterprise Bancorp, Inc.                                                  7,936                186,734                  0.0%
     Enterprise Financial Services Corp.                                      53,887              1,015,770                  0.0%
#    ESB Financial Corp.                                                      51,024                952,108                  0.0%
     ESSA Bancorp, Inc.                                                       79,429                912,639                  0.0%
#    Evans Bancorp, Inc.                                                         615                 14,296                  0.0%
#    EverBank Financial Corp.                                                274,449              5,255,698                  0.1%
     Everest Re Group, Ltd.                                                   86,076             14,688,869                  0.3%
#*   Ezcorp, Inc. Class A                                                     44,236                498,982                  0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
*    Farmers Capital Bank Corp.                                                5,872   $            131,768                  0.0%
     FBL Financial Group, Inc. Class A                                       134,590              6,672,972                  0.1%
     Federal Agricultural Mortgage Corp. Class A                                 300                  7,350                  0.0%
#    Federal Agricultural Mortgage Corp. Class C                              60,117              2,001,896                  0.0%
#    Federated National Holding Co.                                           28,190                943,237                  0.0%
#    Fidelity Southern Corp.                                                  36,671                562,900                  0.0%
     Financial Institutions, Inc.                                             38,203                960,423                  0.0%
#*   First Acceptance Corp.                                                   86,504                221,450                  0.0%
#    First American Financial Corp.                                          398,059             12,069,149                  0.2%
#    First Bancorp, Inc.                                                      25,779                456,031                  0.0%
*    First BanCorp.(318672706)                                               236,965              1,234,588                  0.0%
     First Bancorp.(318910106)                                                66,637              1,207,462                  0.0%
     First Bancshares, Inc. (The)                                              1,637                 24,620                  0.0%
#    First Busey Corp.                                                       296,147              1,850,919                  0.0%
     First Business Financial Services, Inc.                                   1,514                 71,052                  0.0%
     First Citizens BancShares, Inc. Class A                                  19,028              4,780,024                  0.1%
#    First Commonwealth Financial Corp.                                      523,696              4,896,558                  0.1%
     First Community Bancshares, Inc.                                         51,283                839,503                  0.0%
#    First Connecticut Bancorp, Inc.                                           8,160                127,622                  0.0%
     First Defiance Financial Corp.                                           44,537              1,364,168                  0.0%
     First Financial Bancorp                                                 208,262              3,652,916                  0.1%
#    First Financial Corp.                                                    51,892              1,799,615                  0.0%
     First Financial Northwest, Inc.                                          97,328              1,129,005                  0.0%
#    First Horizon National Corp.                                            646,743              8,317,115                  0.2%
     First Interstate Bancsystem, Inc.                                        71,083              2,085,575                  0.0%
#*   First Marblehead Corp. (The)                                             24,327                 60,088                  0.0%
#    First Merchants Corp.                                                   145,401              3,293,333                  0.1%
     First Midwest Bancorp, Inc.                                             318,463              5,346,994                  0.1%
*    First NBC Bank Holding Co.                                               16,583                609,094                  0.0%
     First Niagara Financial Group, Inc.                                   1,491,022             11,167,755                  0.2%
     First South Bancorp, Inc.                                                 6,484                 53,493                  0.0%
*    First United Corp.                                                        5,808                 49,658                  0.0%
     First West Virginia Bancorp                                                  63                  1,259                  0.0%
#    FirstMerit Corp.                                                        226,167              4,150,164                  0.1%
#*   Flagstar Bancorp, Inc.                                                  114,220              1,795,538                  0.0%
#    Flushing Financial Corp.                                                153,821              3,097,955                  0.1%
#    FNB Corp.                                                               652,443              8,344,746                  0.2%
*    Forestar Group, Inc.                                                     97,587              1,702,893                  0.0%
*    Fortegra Financial Corp.                                                    281                  2,776                  0.0%
#    Fox Chase Bancorp, Inc.                                                  28,312                463,751                  0.0%
#*   Franklin Financial Corp.                                                  5,307                110,173                  0.0%
     Fulton Financial Corp.                                                  710,059              8,435,501                  0.2%
#    FXCM, Inc. Class A                                                        1,155                 19,011                  0.0%
#    Gain Capital Holdings, Inc.                                              38,593                330,356                  0.0%
*    Genworth Financial, Inc. Class A                                      1,716,485             24,013,625                  0.4%
#    German American Bancorp, Inc.                                            35,757              1,068,062                  0.0%
     GFI Group, Inc.                                                         221,401              1,217,706                  0.0%
     Glacier Bancorp, Inc.                                                   192,057              5,510,115                  0.1%
#*   Global Indemnity P.L.C.                                                  81,077              2,349,611                  0.1%
#    Great Southern Bancorp, Inc.                                             53,554              2,035,588                  0.0%
#*   Green Dot Corp. Class A                                                  72,414              1,730,695                  0.0%
*    Greenlight Capital Re, Ltd. Class A                                      90,816              2,946,979                  0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#    Griffin Land & Nurseries, Inc.                                           10,781   $            281,923                  0.0%
#    Guaranty Bancorp                                                         28,269                445,802                  0.0%
     Guaranty Federal Bancshares, Inc.                                           348                  4,418                  0.0%
*    Hallmark Financial Services, Inc.                                       100,040              1,166,466                  0.0%
#    Hampden Bancorp, Inc.                                                    20,730                356,556                  0.0%
#    Hancock Holding Co.                                                     153,316              5,395,190                  0.1%
     Hanmi Financial Corp.                                                   156,332              3,353,321                  0.1%
     Hanover Insurance Group, Inc. (The)                                     225,011             15,062,236                  0.3%
     Hawthorn Bancshares, Inc.                                                   556                  7,651                  0.0%
     HCC Insurance Holdings, Inc.                                            219,285             11,444,484                  0.2%
#    Heartland Financial USA, Inc.                                            47,481              1,262,995                  0.0%
     Heritage Commerce Corp.                                                  73,453                639,041                  0.0%
     Heritage Financial Corp.                                                 48,349                848,525                  0.0%
     Heritage Financial Group, Inc.                                            4,348                 92,134                  0.0%
     HF Financial Corp.                                                        4,524                 61,481                  0.0%
*    Hilltop Holdings, Inc.                                                  256,223              5,644,593                  0.1%
#    Hingham Institution for Savings                                           1,977                163,537                  0.0%
*    HMN Financial, Inc.                                                       3,801                 49,261                  0.0%
*    Home Bancorp, Inc.                                                       11,854                270,153                  0.0%
#    Home BancShares, Inc.                                                    52,028              1,660,734                  0.0%
#    HomeStreet, Inc.                                                          4,401                 76,665                  0.0%
*    HomeTrust Bancshares, Inc.                                                9,385                144,998                  0.0%
     HopFed Bancorp, Inc.                                                      9,384                107,353                  0.0%
     Horace Mann Educators Corp.                                             199,789              6,075,584                  0.1%
#    Horizon Bancorp                                                          16,580                426,438                  0.0%
     Hudson City Bancorp, Inc.                                                75,160                725,294                  0.0%
#    Hudson Valley Holding Corp.                                              15,468                351,742                  0.0%
     Iberiabank Corp.                                                        126,018              8,677,600                  0.2%
#*   Imperial Holdings, Inc.                                                   1,082                  6,784                  0.0%
#    Independence Holding Co.                                                 59,334                839,576                  0.0%
#    Independent Bank Corp.(453836108)                                       100,257              4,090,486                  0.1%
#    Independent Bank Corp.(453838609)                                        24,000                289,680                  0.0%
     Infinity Property & Casualty Corp.                                       14,000              1,022,140                  0.0%
     Interactive Brokers Group, Inc. Class A                                 207,686              5,362,453                  0.1%
     International Bancshares Corp.                                          257,120              7,294,494                  0.1%
     Intervest Bancshares Corp. Class A                                       17,708                172,653                  0.0%
#*   INTL. FCStone, Inc.                                                      11,970                216,657                  0.0%
*    Investment Technology Group, Inc.                                       154,059              2,762,278                  0.1%
     Investors Bancorp, Inc.                                                   2,982                 32,057                  0.0%
     Investors Title Co.                                                       5,086                381,196                  0.0%
#    Janus Capital Group, Inc.                                               888,638             13,320,684                  0.2%
     JMP Group, Inc.                                                          63,752                465,390                  0.0%
*    KCG Holdings, Inc. Class A                                              130,007              1,385,875                  0.0%
#*   Kearny Financial Corp.                                                    1,371                 19,523                  0.0%
#    Kemper Corp.                                                            291,935             10,757,805                  0.2%
#    Kentucky First Federal Bancorp                                            2,420                 19,820                  0.0%
*    Ladenburg Thalmann Financial Services, Inc.                               5,000                 21,350                  0.0%
#    Lake Shore Bancorp, Inc.                                                    406                  5,623                  0.0%
     Lakeland Bancorp, Inc.                                                  140,420              1,543,216                  0.0%
#    Lakeland Financial Corp.                                                 62,433              2,587,224                  0.1%
     Landmark Bancorp, Inc.                                                    1,068                 25,525                  0.0%
     Legg Mason, Inc.                                                        731,595             38,042,940                  0.7%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     LNB Bancorp, Inc.                                                        31,867   $            447,413                  0.0%
     Louisiana Bancorp, Inc.                                                  13,988                292,069                  0.0%
#    Macatawa Bank Corp.                                                     137,897                718,443                  0.0%
#    Maiden Holdings, Ltd.                                                   261,236              3,121,770                  0.1%
#    MainSource Financial Group, Inc.                                         88,279              1,605,795                  0.0%
*    Malvern Bancorp, Inc.                                                       500                  5,610                  0.0%
#    Marlin Business Services Corp.                                           58,904              1,245,231                  0.0%
#*   Maui Land & Pineapple Co., Inc.                                             817                  4,992                  0.0%
     MB Financial, Inc.                                                      325,428             10,267,253                  0.2%
#*   MBIA, Inc.                                                              871,365              8,504,522                  0.2%
*    MBT Financial Corp.                                                      57,990                269,654                  0.0%
#    Meadowbrook Insurance Group, Inc.                                       217,301              1,384,207                  0.0%
#    Medallion Financial Corp.                                                38,723                447,251                  0.0%
#    Mercantile Bank Corp.                                                    38,125                752,206                  0.0%
#    Merchants Bancshares, Inc.                                               21,474                639,710                  0.0%
     Mercury General Corp.                                                    89,253              4,741,119                  0.1%
#    Meta Financial Group, Inc.                                                6,472                242,765                  0.0%
*    Metro Bancorp, Inc.                                                      66,562              1,666,713                  0.0%
     MicroFinancial, Inc.                                                     47,148                395,572                  0.0%
     Mid Penn Bancorp, Inc.                                                      106                  1,642                  0.0%
#    MidSouth Bancorp, Inc.                                                   25,215                477,572                  0.0%
#    MidWestOne Financial Group, Inc.                                          5,585                149,008                  0.0%
#    Montpelier Re Holdings, Ltd.                                            304,755             10,099,581                  0.2%
     MutualFirst Financial, Inc.                                               6,233                135,568                  0.0%
#    NASDAQ OMX Group, Inc. (The)                                            858,799             37,151,645                  0.7%
#    National Bank Holdings Corp. Class A                                     34,172                669,429                  0.0%
#    National Interstate Corp.                                                14,068                400,094                  0.0%
     National Penn Bancshares, Inc.                                          584,597              6,015,508                  0.1%
#    National Security Group, Inc. (The)                                       2,423                 32,977                  0.0%
#    National Western Life Insurance Co. Class A                               5,342              1,447,682                  0.0%
*    Naugatuck Valley Financial Corp.                                          3,979                 31,633                  0.0%
     Navient Corp.                                                           385,587              7,626,911                  0.1%
*    Navigators Group, Inc. (The)                                             67,657              4,606,765                  0.1%
#    NBT Bancorp, Inc.                                                       121,504              3,120,223                  0.1%
     Nelnet, Inc. Class A                                                    156,407              7,443,409                  0.1%
#    New Hampshire Thrift Bancshares, Inc.                                     2,568                 40,626                  0.0%
#    New York Community Bancorp, Inc.                                      1,321,540             21,078,563                  0.4%
*    NewBridge Bancorp                                                        61,254                544,548                  0.0%
#*   NewStar Financial, Inc.                                                 256,825              3,513,366                  0.1%
     Nicholas Financial, Inc.                                                  8,089                 98,767                  0.0%
     Northeast Bancorp                                                         3,941                 35,508                  0.0%
     Northeast Community Bancorp, Inc.                                        12,202                 85,414                  0.0%
#    Northfield Bancorp, Inc.                                                119,891              1,707,248                  0.0%
     Northrim BanCorp, Inc.                                                   16,279                470,463                  0.0%
#    Northwest Bancshares, Inc.                                              383,868              4,925,026                  0.1%
#    Norwood Financial Corp.                                                     368                 10,661                  0.0%
#    Ocean Shore Holding Co.                                                   3,063                 44,107                  0.0%
     OceanFirst Financial Corp.                                               66,484              1,101,640                  0.0%
     OFG Bancorp                                                             216,486              3,370,687                  0.1%
     Ohio Valley Banc Corp.                                                    2,740                 65,404                  0.0%
     Old National Bancorp                                                    434,668              6,324,419                  0.1%
     Old Republic International Corp.                                      1,182,426             17,464,432                  0.3%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
*    Old Second Bancorp, Inc.                                                 36,709   $            176,203                  0.0%
     OmniAmerican Bancorp, Inc.                                               49,613              1,341,536                  0.0%
     OneBeacon Insurance Group, Ltd. Class A                                 108,664              1,731,018                  0.0%
     Oneida Financial Corp.                                                      100                  1,311                  0.0%
     Oppenheimer Holdings, Inc. Class A                                       16,147                396,409                  0.0%
     Oritani Financial Corp.                                                 150,320              2,220,226                  0.0%
     Pacific Continental Corp.                                                46,094                664,675                  0.0%
*    Pacific Mercantile Bancorp                                               44,645                314,301                  0.0%
*    Pacific Premier Bancorp, Inc.                                            32,040                518,728                  0.0%
     PacWest Bancorp                                                         232,213              9,906,207                  0.2%
#    Park National Corp.                                                      11,552                974,642                  0.0%
     Park Sterling Corp.                                                     129,135                989,174                  0.0%
     PartnerRe, Ltd.                                                         321,083             37,146,092                  0.7%
#    Peapack Gladstone Financial Corp.                                        33,015                602,524                  0.0%
#    Penns Woods Bancorp, Inc.                                                 4,672                226,732                  0.0%
#    People's United Financial, Inc.                                       1,543,963             22,572,739                  0.4%
     Peoples Bancorp of North Carolina, Inc.                                   2,810                 49,175                  0.0%
#    Peoples Bancorp, Inc.                                                    49,925              1,230,651                  0.0%
#*   PHH Corp.                                                               305,779              7,243,905                  0.1%
#*   Phoenix Cos., Inc. (The)                                                 18,657              1,107,480                  0.0%
#*   PICO Holdings, Inc.                                                      92,548              2,045,311                  0.0%
#    Pinnacle Financial Partners, Inc.                                       160,571              6,294,383                  0.1%
#*   Piper Jaffray Cos.                                                       60,533              3,417,693                  0.1%
     Platinum Underwriters Holdings, Ltd.                                    188,394             11,799,116                  0.2%
*    Popular, Inc.                                                           221,231              7,052,844                  0.1%
#    Preferred Bank                                                           27,513                731,296                  0.0%
     Premier Financial Bancorp, Inc.                                          18,496                269,487                  0.0%
     Primerica, Inc.                                                         189,216              9,678,398                  0.2%
     PrivateBancorp, Inc.                                                    319,520             10,326,886                  0.2%
     ProAssurance Corp.                                                       79,749              3,730,658                  0.1%
#    Prosperity Bancshares, Inc.                                              63,911              3,859,585                  0.1%
     Protective Life Corp.                                                   427,997             29,822,831                  0.5%
     Provident Financial Holdings, Inc.                                       32,946                480,353                  0.0%
     Provident Financial Services, Inc.                                      305,970              5,577,833                  0.1%
     Prudential Bancorp, Inc.                                                  4,416                 53,566                  0.0%
     Pulaski Financial Corp.                                                  31,221                373,715                  0.0%
#*   QC Holdings, Inc.                                                        80,189                136,321                  0.0%
     QCR Holdings, Inc.                                                        1,144                 20,306                  0.0%
     Reinsurance Group of America, Inc.                                      325,844             27,452,357                  0.5%
#    RenaissanceRe Holdings, Ltd.                                             95,595              9,877,831                  0.2%
#    Renasant Corp.                                                          126,056              3,800,588                  0.1%
#    Republic Bancorp, Inc. Class A                                           29,523                715,933                  0.0%
*    Republic First Bancorp, Inc.                                              2,800                 11,116                  0.0%
#    Resource America, Inc. Class A                                           83,429                795,913                  0.0%
*    Riverview Bancorp, Inc.                                                  60,827                247,566                  0.0%
#    RLI Corp.                                                                86,268              4,278,030                  0.1%
#    S&T Bancorp, Inc.                                                       138,319              3,816,221                  0.1%
#*   Safeguard Scientifics, Inc.                                             101,553              2,025,982                  0.0%
     Safety Insurance Group, Inc.                                             80,740              5,036,561                  0.1%
#    Sandy Spring Bancorp, Inc.                                              105,576              2,723,861                  0.1%
#*   Seacoast Banking Corp. of Florida                                        19,956                254,639                  0.0%
*    Security National Financial Corp. Class A                                20,689                103,238                  0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
*        Select Bancorp, Inc.                                                    700   $              4,739                  0.0%
         Selective Insurance Group, Inc.                                     252,402              6,517,020                  0.1%
#*       Shore Bancshares, Inc.                                                3,713                 34,085                  0.0%
         SI Financial Group, Inc.                                             10,099                111,493                  0.0%
#        Sierra Bancorp                                                       32,507                557,820                  0.0%
         Simmons First National Corp. Class A                                 63,943              2,684,967                  0.1%
         Simplicity Bancorp, Inc.                                             24,325                403,065                  0.0%
         South State Corp.                                                    67,362              4,062,602                  0.1%
*        Southcoast Financial Corp.                                            1,800                 12,492                  0.0%
(Degree) Southern Community Financial Corp.                                   34,147                 31,610                  0.0%
*        Southern First Bancshares, Inc.                                       3,147                 45,757                  0.0%
         Southern Missouri Bancorp, Inc.                                         593                 21,923                  0.0%
#        Southern National Bancorp of Virginia, Inc.                           2,149                 24,885                  0.0%
#        Southside Bancshares, Inc.                                           57,640              1,935,551                  0.0%
         Southwest Bancorp, Inc.                                              87,892              1,584,693                  0.0%
         Southwest Georgia Financial Corp.                                     2,355                 31,793                  0.0%
         StanCorp Financial Group, Inc.                                      170,098             11,832,017                  0.2%
#        State Auto Financial Corp.                                          133,304              2,790,053                  0.1%
         Sterling Bancorp                                                    307,455              4,322,817                  0.1%
         Stewart Information Services Corp.                                  100,223              3,539,876                  0.1%
*        Stifel Financial Corp.                                                  300                 14,253                  0.0%
#        Stock Yards Bancorp, Inc.                                             6,472                215,388                  0.0%
*        Stratus Properties, Inc.                                              1,430                 19,763                  0.0%
#        Suffolk Bancorp                                                      87,728              2,014,235                  0.0%
         Summit State Bank                                                     2,721                 35,074                  0.0%
#*       Sun Bancorp, Inc.                                                    26,213                529,503                  0.0%
         Susquehanna Bancshares, Inc.                                      1,004,967              9,858,726                  0.2%
         Sussex Bancorp                                                          639                  6,422                  0.0%
         Symetra Financial Corp.                                             429,514             10,179,482                  0.2%
         Synovus Financial Corp.                                             237,815              6,030,988                  0.1%
         TCF Financial Corp.                                                 684,525             10,575,911                  0.2%
#        Territorial Bancorp, Inc.                                            24,606                528,537                  0.0%
         Timberland Bancorp, Inc.                                             12,743                134,566                  0.0%
#        Tompkins Financial Corp.                                             46,333              2,325,917                  0.0%
#        Towne Bank                                                           79,009              1,197,776                  0.0%
#*       Transcontinental Realty Investors, Inc.                                 800                  9,200                  0.0%
#*       Tree.com, Inc.                                                       26,260                971,357                  0.0%
#        Trico Bancshares                                                     70,103              1,843,700                  0.0%
#*       Trinity Place Holdings, Inc.                                         37,307                214,888                  0.0%
#        TrustCo Bank Corp.                                                  366,307              2,674,041                  0.1%
#        Trustmark Corp.                                                     263,166              6,402,829                  0.1%
#        UMB Financial Corp.                                                 130,456              7,772,569                  0.1%
         Umpqua Holdings Corp.                                               219,133              3,856,741                  0.1%
         Union Bankshares Corp.                                              184,879              4,156,080                  0.1%
         United Bancshares, Inc.                                                 466                  6,906                  0.0%
#        United Bankshares, Inc.                                             252,749              8,664,236                  0.2%
         United Community Bancorp                                              1,645                 19,625                  0.0%
         United Community Banks, Inc.                                        156,126              2,814,952                  0.1%
         United Community Financial Corp.                                     17,811                 91,192                  0.0%
         United Financial Bancorp, Inc.                                      175,565              2,463,177                  0.1%
#        United Fire Group, Inc.                                             118,756              3,857,195                  0.1%
*        United Security Bancshares                                            2,078                 11,741                  0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
         Unity Bancorp, Inc.                                                   6,360   $             58,258                  0.0%
         Universal Insurance Holdings, Inc.                                   89,364              1,563,870                  0.0%
#        Univest Corp. of Pennsylvania                                        49,360              1,012,867                  0.0%
         Validus Holdings, Ltd.                                              405,498             16,130,710                  0.3%
#        ViewPoint Financial Group, Inc.                                     157,235              4,287,798                  0.1%
#*       Walker & Dunlop, Inc.                                                69,915              1,126,331                  0.0%
#        Washington Federal, Inc.                                            411,710              8,987,629                  0.2%
#        Washington Trust Bancorp, Inc.                                       64,920              2,490,980                  0.1%
         Waterstone Financial, Inc.                                           70,035                857,228                  0.0%
         Wayne Savings Bancshares, Inc.                                          520                  6,682                  0.0%
#        Webster Financial Corp.                                             366,318             11,480,406                  0.2%
#        WesBanco, Inc.                                                      122,325              4,215,320                  0.1%
#        West Bancorporation, Inc.                                            62,887              1,042,666                  0.0%
*        Western Alliance Bancorp                                            277,129              7,377,174                  0.1%
         Westfield Financial, Inc.                                           131,049                926,516                  0.0%
         White Mountains Insurance Group, Ltd.                                 7,949              4,967,489                  0.1%
#        Wilshire Bancorp, Inc.                                              358,042              3,544,616                  0.1%
         Wintrust Financial Corp.                                            231,325             10,714,974                  0.2%
         WR Berkley Corp.                                                    351,005             18,090,798                  0.3%
         WSFS Financial Corp.                                                 22,895              1,800,692                  0.0%
         WVS Financial Corp.                                                     111                  1,213                  0.0%
*        Yadkin Financial Corp.                                                8,754                169,915                  0.0%
         Zions Bancorporation                                                948,371             27,474,308                  0.5%
                                                                                       --------------------   ------------------
Total Financials                                                                              1,414,009,095                 25.3%
                                                                                       --------------------   ------------------
Health Care -- (5.6%)
#*       Addus HomeCare Corp.                                                 38,896                772,864                  0.0%
#*       Affymetrix, Inc.                                                    441,761              3,980,267                  0.1%
#*       Albany Molecular Research, Inc.                                     143,811              3,345,044                  0.1%
*        Alere, Inc.                                                         361,377             14,444,239                  0.3%
#*       Allied Healthcare Products, Inc.                                      2,597                  4,882                  0.0%
*        Almost Family, Inc.                                                  43,727              1,287,323                  0.0%
#*       Alphatec Holdings, Inc.                                             147,075                223,554                  0.0%
#*       Amedisys, Inc.                                                      178,820              4,667,202                  0.1%
*        American Shared Hospital Services                                     4,548                  9,869                  0.0%
*        AMN Healthcare Services, Inc.                                        93,637              1,605,875                  0.0%
#*       Amsurg Corp.                                                        190,443             10,285,826                  0.2%
#        Analogic Corp.                                                       46,453              3,388,282                  0.1%
#*       AngioDynamics, Inc.                                                 140,293              2,384,981                  0.0%
#*       Anika Therapeutics, Inc.                                             71,639              2,875,589                  0.1%
*        Arqule, Inc.                                                          8,633                  9,928                  0.0%
*        Arrhythmia Research Technology, Inc.                                    600                  3,870                  0.0%
*        AVEO Pharmaceuticals, Inc.                                           12,600                 12,222                  0.0%
*        Bio-Rad Laboratories, Inc. Class A                                   20,839              2,351,056                  0.0%
#*       BioScrip, Inc.                                                      278,318              1,797,934                  0.0%
#*       BioTelemetry, Inc.                                                   99,971                838,757                  0.0%
*        Cambrex Corp.                                                       155,414              3,276,127                  0.1%
         Cantel Medical Corp.                                                  8,365                354,676                  0.0%
#*       Capital Senior Living Corp.                                          90,913              2,045,542                  0.0%
*        Community Health Systems, Inc.                                      490,559             26,966,028                  0.5%
         CONMED Corp.                                                        141,317              5,933,901                  0.1%
(Degree) Contra Furiex Pharmaceuticals                                        10,318                100,807                  0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
#*          Cross Country Healthcare, Inc.                                   127,342   $          1,231,397                  0.0%
            CryoLife, Inc.                                                   108,028              1,108,367                  0.0%
#*          Cumberland Pharmaceuticals, Inc.                                  90,380                442,862                  0.0%
*           Cutera, Inc.                                                      68,829                722,704                  0.0%
*           Cynosure, Inc. Class A                                            69,710              1,762,966                  0.0%
            Digirad Corp.                                                     88,544                380,739                  0.0%
#*          Emergent Biosolutions, Inc.                                      142,563              3,224,775                  0.1%
            Ensign Group, Inc. (The)                                          30,899              1,196,409                  0.0%
*           Enzo Biochem, Inc.                                               132,897                693,722                  0.0%
*           Exactech, Inc.                                                    44,462                947,041                  0.0%
#*          ExamWorks Group, Inc.                                              5,465                211,933                  0.0%
*           Five Star Quality Care, Inc.                                     218,412                902,042                  0.0%
*           Gentiva Health Services, Inc.                                    121,253              2,388,684                  0.1%
*           Greatbatch, Inc.                                                 135,788              6,815,200                  0.1%
*           Haemonetics Corp.                                                100,889              3,805,533                  0.1%
*           Hanger, Inc.                                                     111,931              2,678,509                  0.1%
#*          Harvard Apparatus Regenerative Technology, Inc.                   37,209                233,673                  0.0%
*           Harvard Bioscience, Inc.                                         148,840                714,432                  0.0%
*           Health Net, Inc.                                                  68,156              3,238,092                  0.1%
#*          Healthways, Inc.                                                 204,778              3,174,059                  0.1%
            Hill-Rom Holdings, Inc.                                          191,973              8,538,959                  0.2%
#*          Hologic, Inc.                                                    433,066             11,341,999                  0.2%
*           ICU Medical, Inc.                                                 35,676              2,529,428                  0.1%
#*          Idera Pharmaceuticals, Inc.                                       70,179                178,956                  0.0%
*           Impax Laboratories, Inc.                                         205,066              5,940,762                  0.1%
#*          InfuSystems Holdings, Inc.                                         9,905                 39,026                  0.0%
#*          Integra LifeSciences Holdings Corp.                               99,829              5,102,260                  0.1%
#           Invacare Corp.                                                   167,384              2,629,603                  0.1%
#*          IPC The Hospitalist Co., Inc.                                     29,331              1,221,929                  0.0%
            Kewaunee Scientific Corp.                                          8,388                145,951                  0.0%
            Kindred Healthcare, Inc.                                         301,101              6,548,947                  0.1%
#*          Lannett Co., Inc.                                                 36,246              2,055,873                  0.0%
            LeMaitre Vascular, Inc.                                           73,991                541,614                  0.0%
#*          LHC Group, Inc.                                                   79,076              1,925,501                  0.0%
*           LifePoint Hospitals, Inc.                                        233,325             16,332,750                  0.3%
*           Magellan Health Services, Inc.                                   140,801              8,521,276                  0.2%
#*          Mallinckrodt P.L.C.                                               36,914              3,402,733                  0.1%
#*          MedAssets, Inc.                                                  246,555              5,340,381                  0.1%
(Degree)*   MedCath Corp.                                                    103,153                     --                  0.0%
*           Medicines Co. (The)                                              141,955              3,594,301                  0.1%
#*          MediciNova, Inc.                                                  23,798                 84,959                  0.0%
#*          Merit Medical Systems, Inc.                                       74,869              1,134,265                  0.0%
*           Misonix, Inc.                                                      5,883                 78,597                  0.0%
#*          Molina Healthcare, Inc.                                          276,308             13,439,621                  0.2%
            National Healthcare Corp.                                         29,447              1,775,949                  0.0%
*           Natus Medical, Inc.                                              174,102              5,919,468                  0.1%
*           NuVasive, Inc.                                                   128,929              5,273,196                  0.1%
            Omnicare, Inc.                                                   597,354             39,777,803                  0.7%
*           Omnicell, Inc.                                                   228,895              7,395,597                  0.1%
#*          OraSure Technologies, Inc.                                        10,559                 94,503                  0.0%
*           Orthofix International NV                                         24,994                733,574                  0.0%
#           Owens & Minor, Inc.                                              230,376              7,676,128                  0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
#*       Pacific Biosciences of California, Inc.                              47,647   $            312,564                  0.0%
         Paratek Pharmaceuticals, Inc.                                         5,099                 82,860                  0.0%
*        PDI, Inc.                                                           111,537                202,997                  0.0%
*        PharMerica Corp.                                                    153,288              4,397,833                  0.1%
#*       PhotoMedex, Inc.                                                      6,849                 26,300                  0.0%
#        Pozen, Inc.                                                          54,234                491,902                  0.0%
#*       Prestige Brands Holdings, Inc.                                      313,269             11,095,988                  0.2%
*        Providence Service Corp. (The)                                       43,419              1,918,251                  0.0%
#*       Repligen Corp.                                                      112,834              2,845,673                  0.1%
#*       Rigel Pharmaceuticals, Inc.                                          40,900                 80,982                  0.0%
#*       RTI Surgical, Inc.                                                  275,919              1,404,428                  0.0%
#*       Sciclone Pharmaceuticals, Inc.                                      334,998              2,559,385                  0.1%
#        Select Medical Holdings Corp.                                       525,572              7,578,748                  0.1%
*        Skilled Healthcare Group, Inc. Class A                               63,759                441,850                  0.0%
         Span-America Medical Systems, Inc.                                    6,608                124,561                  0.0%
#        STERIS Corp.                                                         29,877              1,846,399                  0.0%
#*       Sucampo Pharmaceuticals, Inc. Class A                                50,082                431,707                  0.0%
*        Symmetry Medical, Inc.                                              193,018              1,910,878                  0.0%
#*       Targacept, Inc.                                                      23,151                 54,173                  0.0%
         Teleflex, Inc.                                                      102,939             11,747,399                  0.2%
#*       Tornier NV                                                           40,308              1,126,609                  0.0%
*        Triple-S Management Corp. Class B                                    99,672              2,206,738                  0.0%
*        Universal American Corp.                                            380,924              3,550,212                  0.1%
*        VCA, Inc.                                                           189,217              8,622,619                  0.2%
*        WellCare Health Plans, Inc.                                          92,035              6,246,415                  0.1%
                                                                                       --------------------   ------------------
Total Health Care                                                                               369,463,164                  6.6%
                                                                                       --------------------   ------------------
Industrials -- (15.1%)
#        AAR Corp.                                                           206,357              5,468,461                  0.1%
         ABM Industries, Inc.                                                219,535              6,067,947                  0.1%
#        Acacia Research Corp.                                                13,695                246,510                  0.0%
*        ACCO Brands Corp.                                                   296,841              2,443,001                  0.1%
*        Accuride Corp.                                                       37,220                179,400                  0.0%
         Aceto Corp.                                                         154,305              3,508,896                  0.1%
         Acme United Corp.                                                    12,718                219,386                  0.0%
         Actuant Corp. Class A                                               278,739              8,833,239                  0.2%
#*       Adept Technology, Inc.                                               46,972                332,562                  0.0%
#        ADT Corp. (The)                                                     528,226             18,931,620                  0.3%
*        AECOM Technology Corp.                                              512,366             16,677,521                  0.3%
#*       Aegion Corp.                                                        186,883              3,423,697                  0.1%
#*       AeroCentury Corp.                                                       782                  8,696                  0.0%
*        Aerovironment, Inc.                                                 131,562              4,032,375                  0.1%
#        AGCO Corp.                                                          303,952             13,468,113                  0.2%
         Air Lease Corp.                                                     186,150              6,811,228                  0.1%
*        Air Transport Services Group, Inc.                                  303,540              2,482,957                  0.1%
#        Aircastle, Ltd.                                                      64,444              1,229,592                  0.0%
         Alamo Group, Inc.                                                    63,138              2,704,832                  0.1%
         Alaska Air Group, Inc.                                              430,272             22,903,379                  0.4%
         Albany International Corp. Class A                                  142,582              5,386,748                  0.1%
         Alliant Techsystems, Inc.                                            73,351              8,579,133                  0.2%
(Degree) Allied Defense Group, Inc.                                           20,781                  1,662                  0.0%
         Allied Motion Technologies, Inc.                                      9,325                136,891                  0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
*    Alpha PRO Tech, Ltd.                                                     11,540   $             38,890                  0.0%
     Altra Industrial Motion Corp.                                           144,296              4,548,210                  0.1%
     AMERCO                                                                   84,246             22,840,776                  0.4%
#*   Ameresco, Inc. Class A                                                   16,150                133,076                  0.0%
#    American Railcar Industries, Inc.                                       121,307              7,983,214                  0.2%
     American Science & Engineering, Inc.                                     11,032                610,070                  0.0%
#*   American Superconductor Corp.                                            54,350                 71,199                  0.0%
*    American Woodmark Corp.                                                   4,684                191,622                  0.0%
#*   AMREP Corp.                                                               7,243                 28,175                  0.0%
#    Apogee Enterprises, Inc.                                                139,577              6,127,430                  0.1%
     Applied Industrial Technologies, Inc.                                   158,815              7,751,760                  0.1%
*    ARC Document Solutions, Inc.                                            130,197              1,321,500                  0.0%
     ArcBest Corp.                                                           152,757              5,911,696                  0.1%
     Argan, Inc.                                                              14,857                517,172                  0.0%
#*   Arotech Corp.                                                            11,970                 35,312                  0.0%
#    Astec Industries, Inc.                                                   85,468              3,240,092                  0.1%
#*   Atlas Air Worldwide Holdings, Inc.                                      151,882              5,607,483                  0.1%
*    Avalon Holdings Corp. Class A                                             1,925                  6,738                  0.0%
*    Avis Budget Group, Inc.                                                 665,365             37,094,099                  0.7%
#    AZZ, Inc.                                                                82,035              3,835,957                  0.1%
#    Baltic Trading, Ltd.                                                     54,155                203,081                  0.0%
     Barnes Group, Inc.                                                      238,149              8,706,727                  0.2%
#    Barrett Business Services, Inc.                                          25,680                603,737                  0.0%
#*   Beacon Roofing Supply, Inc.                                             171,564              4,747,176                  0.1%
*    Blount International, Inc.                                                9,261                141,786                  0.0%
*    BlueLinx Holdings, Inc.                                                 217,402                260,882                  0.0%
     Brady Corp. Class A                                                     155,115              3,697,942                  0.1%
*    Breeze-Eastern Corp.                                                     38,653                402,378                  0.0%
#    Briggs & Stratton Corp.                                                 259,610              5,246,718                  0.1%
     Brink's Co. (The)                                                       110,972              2,330,412                  0.1%
#*   CAI International, Inc.                                                  79,003              1,663,013                  0.0%
#*   Casella Waste Systems, Inc. Class A                                      51,792                233,064                  0.0%
#*   CBIZ, Inc.                                                              199,810              1,844,246                  0.0%
     CDI Corp.                                                               103,738              1,783,256                  0.0%
#    Ceco Environmental Corp.                                                 34,172                489,343                  0.0%
     Celadon Group, Inc.                                                     133,198              2,592,033                  0.1%
     Chicago Rivet & Machine Co.                                               2,310                 71,679                  0.0%
     CIRCOR International, Inc.                                               84,843              6,375,951                  0.1%
     Civeo Corp.                                                             229,504              2,797,654                  0.1%
#    CLARCOR, Inc.                                                            22,361              1,497,293                  0.0%
#*   Clean Harbors, Inc.                                                     113,517              5,633,849                  0.1%
     Columbus McKinnon Corp.                                                  95,290              2,711,001                  0.1%
#    Comfort Systems USA, Inc.                                               195,774              3,007,089                  0.1%
     Compx International, Inc.                                                 5,019                 55,861                  0.0%
     Con-way, Inc.                                                           231,114             10,023,414                  0.2%
#    Copa Holdings SA Class A                                                 53,920              6,304,326                  0.1%
     Courier Corp.                                                            52,547                713,063                  0.0%
#    Covanta Holding Corp.                                                   428,622              9,459,688                  0.2%
*    Covenant Transportation Group, Inc. Class A                              47,010                974,987                  0.0%
#*   CPI Aerostructures, Inc.                                                 30,852                294,637                  0.0%
*    CRA International, Inc.                                                  46,319              1,389,570                  0.0%
#*   CTPartners Executive Search, Inc.                                         1,700                 31,025                  0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
     Cubic Corp.                                                              20,308   $            979,658                  0.0%
     Curtiss-Wright Corp.                                                    255,204             17,662,669                  0.3%
*    DigitalGlobe, Inc.                                                      111,480              3,187,213                  0.1%
     Douglas Dynamics, Inc.                                                  100,626              2,085,977                  0.0%
*    Ducommun, Inc.                                                           49,344              1,303,175                  0.0%
#*   Dycom Industries, Inc.                                                  145,296              4,560,841                  0.1%
     Dynamic Materials Corp.                                                  46,437                845,618                  0.0%
*    Eagle Bulk Shipping, Inc.                                                    41                    672                  0.0%
     Eastern Co. (The)                                                        14,578                237,913                  0.0%
     Ecology and Environment, Inc. Class A                                     8,425                 83,323                  0.0%
     EMCOR Group, Inc.                                                        21,135                932,688                  0.0%
     Encore Wire Corp.                                                       110,081              4,176,473                  0.1%
#*   Energy Recovery, Inc.                                                    67,980                311,348                  0.0%
#    EnerSys                                                                 132,748              8,336,574                  0.2%
#*   Engility Holdings, Inc.                                                  36,542              1,578,614                  0.0%
     Ennis, Inc.                                                             141,695              2,101,337                  0.0%
*    EnPro Industries, Inc.                                                  110,538              7,133,017                  0.1%
#    ESCO Technologies, Inc.                                                 100,993              3,839,754                  0.1%
#    Espey Manufacturing & Electronics Corp.                                   7,809                148,371                  0.0%
#*   Esterline Technologies Corp.                                            119,329             13,974,619                  0.3%
     Exelis, Inc.                                                            325,018              5,801,571                  0.1%
     Federal Signal Corp.                                                    280,838              3,987,900                  0.1%
#*   Franklin Covey Co.                                                      118,421              2,322,236                  0.0%
#    Franklin Electric Co., Inc.                                              10,965                409,433                  0.0%
     FreightCar America, Inc.                                                 60,137              1,982,717                  0.0%
#*   FTI Consulting, Inc.                                                    189,885              7,667,556                  0.1%
#*   Fuel Tech, Inc.                                                          57,322                232,154                  0.0%
*    Furmanite Corp.                                                          77,307                578,256                  0.0%
     G&K Services, Inc. Class A                                               95,020              5,992,911                  0.1%
#    GATX Corp.                                                              229,076             14,523,418                  0.3%
#*   Gencor Industries, Inc.                                                  23,849                231,097                  0.0%
#    General Cable Corp.                                                     278,409              3,945,056                  0.1%
#*   Genesee & Wyoming, Inc. Class A                                          46,696              4,492,155                  0.1%
*    Gibraltar Industries, Inc.                                              145,546              2,219,577                  0.0%
#    Global Power Equipment Group, Inc.                                        8,191                111,643                  0.0%
#*   Goldfield Corp. (The)                                                    16,385                 31,459                  0.0%
*    GP Strategies Corp.                                                      86,740              2,876,298                  0.1%
#*   GrafTech International, Ltd.                                            366,018              1,570,217                  0.0%
#    Granite Construction, Inc.                                              181,301              6,691,820                  0.1%
*    Great Lakes Dredge & Dock Corp.                                         297,689              2,080,846                  0.0%
#    Greenbrier Cos., Inc. (The)                                             152,823              9,557,550                  0.2%
     Griffon Corp.                                                           279,210              3,431,491                  0.1%
     H&E Equipment Services, Inc.                                            142,208              5,317,157                  0.1%
     Hardinge, Inc.                                                           51,860                581,869                  0.0%
#*   Hawaiian Holdings, Inc.                                                 314,551              5,454,314                  0.1%
     Heidrick & Struggles International, Inc.                                 81,043              1,687,315                  0.0%
*    Heritage-Crystal Clean, Inc.                                              1,852                 33,595                  0.0%
*    Hill International, Inc.                                                142,280                552,046                  0.0%
     Houston Wire & Cable Co.                                                133,594              1,811,535                  0.0%
*    Hub Group, Inc. Class A                                                 194,337              7,052,490                  0.1%
*    Hudson Global, Inc.                                                     119,294                406,793                  0.0%
     Huntington Ingalls Industries, Inc.                                      20,056              2,122,326                  0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
     Hurco Cos., Inc.                                                         34,584   $          1,332,522                  0.0%
*    Huron Consulting Group, Inc.                                             89,163              6,206,636                  0.1%
     Hyster-Yale Materials Handling, Inc.                                     62,641              4,916,692                  0.1%
#*   ICF International, Inc.                                                  73,150              2,658,271                  0.1%
#*   InnerWorkings, Inc.                                                      39,318                357,007                  0.0%
#*   Innovative Solutions & Support, Inc.                                      9,704                 27,074                  0.0%
#    Insteel Industries, Inc.                                                 84,828              2,022,300                  0.0%
*    Integrated Electrical Services, Inc.                                     40,643                322,299                  0.0%
#    International Shipholding Corp.                                          26,279                526,631                  0.0%
#    Intersections, Inc.                                                      43,923                175,692                  0.0%
#*   Jacobs Engineering Group, Inc.                                           91,041              4,319,895                  0.1%
#*   JetBlue Airways Corp.                                                 1,516,297             17,498,067                  0.3%
#    Joy Global, Inc.                                                        218,756             11,513,128                  0.2%
     Kadant, Inc.                                                             36,328              1,501,800                  0.0%
#    Kaman Corp.                                                              84,680              3,646,321                  0.1%
     KBR, Inc.                                                                64,661              1,233,732                  0.0%
#    Kelly Services, Inc. Class A                                            168,394              2,968,786                  0.1%
#    Kennametal, Inc.                                                         14,397                555,868                  0.0%
*    Key Technology, Inc.                                                     23,834                315,562                  0.0%
#    Kforce, Inc.                                                              1,104                 25,558                  0.0%
#    Kimball International, Inc. Class B                                     161,322              2,900,570                  0.1%
*    Kirby Corp.                                                             118,556             13,109,922                  0.2%
#    Knight Transportation, Inc.                                             296,033              8,661,926                  0.2%
#    Knightsbridge Shipping, Ltd.                                            121,293              1,064,953                  0.0%
*    Korn/Ferry International                                                205,944              5,752,016                  0.1%
#*   Kratos Defense & Security Solutions, Inc.                               223,236              1,555,955                  0.0%
*    Lawson Products, Inc.                                                    39,074                940,902                  0.0%
#*   Layne Christensen Co.                                                    99,974                719,813                  0.0%
     LB Foster Co. Class A                                                    42,987              2,325,167                  0.0%
#*   LMI Aerospace, Inc.                                                      63,379                835,335                  0.0%
     LS Starrett Co. (The) Class A                                            23,326                344,758                  0.0%
#    LSI Industries, Inc.                                                    107,928                772,764                  0.0%
*    Lydall, Inc.                                                             82,151              2,540,930                  0.1%
     Manpowergroup, Inc.                                                     112,752              7,526,196                  0.1%
     Marten Transport, Ltd.                                                  156,725              3,074,945                  0.1%
#*   MasTec, Inc.                                                            197,905              5,667,999                  0.1%
     Mastech Holdings, Inc.                                                    1,377                 16,180                  0.0%
     Matson, Inc.                                                            179,755              5,121,220                  0.1%
#    Matthews International Corp. Class A                                    115,223              5,309,476                  0.1%
#    McGrath RentCorp                                                         94,788              3,462,606                  0.1%
*    Mfri, Inc.                                                               27,948                254,886                  0.0%
#    Miller Industries, Inc.                                                  63,420              1,253,813                  0.0%
*    Mistras Group, Inc.                                                      35,742                589,386                  0.0%
#    Mobile Mini, Inc.                                                       256,466             11,240,905                  0.2%
#*   Moog, Inc. Class A                                                       58,798              4,500,399                  0.1%
*    MRC Global, Inc.                                                        158,015              3,323,055                  0.1%
#    Mueller Industries, Inc.                                                235,801              7,654,100                  0.1%
     Mueller Water Products, Inc. Class A                                    579,073              5,715,451                  0.1%
#    Multi-Color Corp.                                                        54,669              2,695,182                  0.1%
*    MYR Group, Inc.                                                         111,677              2,896,901                  0.1%
#    National Presto Industries, Inc.                                          7,322                461,725                  0.0%
*    Navigant Consulting, Inc.                                               190,140              2,926,255                  0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#    NL Industries, Inc.                                                      87,722   $            639,493                  0.0%
     NN, Inc.                                                                 86,492              2,162,300                  0.0%
*    Northwest Pipe Co.                                                       45,902              1,642,374                  0.0%
#*   Ocean Power Technologies, Inc.                                           41,206                 41,206                  0.0%
*    On Assignment, Inc.                                                     196,712              5,724,319                  0.1%
*    Orbital Sciences Corp.                                                  226,202              5,949,113                  0.1%
#*   Orion Energy Systems, Inc.                                               62,426                358,950                  0.0%
#*   Orion Marine Group, Inc.                                                 62,421                684,134                  0.0%
#    Oshkosh Corp.                                                           147,415              6,598,295                  0.1%
     Owens Corning                                                           624,093             20,008,422                  0.4%
#*   PAM Transportation Services, Inc.                                        37,772              1,623,441                  0.0%
     Park-Ohio Holdings Corp.                                                    999                 53,057                  0.0%
*    Patrick Industries, Inc.                                                  9,440                403,277                  0.0%
#*   Patriot Transportation Holding, Inc.                                     12,953                548,689                  0.0%
*    Pendrell Corp.                                                           20,276                 33,861                  0.0%
*    PGT, Inc.                                                                20,084                188,890                  0.0%
*    Pike Corp.                                                              156,502              1,868,634                  0.0%
#*   PMFG, Inc.                                                                1,946                 10,236                  0.0%
#    Powell Industries, Inc.                                                  43,165              1,965,302                  0.0%
#*   PowerSecure International, Inc.                                          96,570              1,078,687                  0.0%
#    Preformed Line Products Co.                                              18,849              1,074,205                  0.0%
     Providence and Worcester Railroad Co.                                     2,567                 45,667                  0.0%
     Quad/Graphics, Inc.                                                      43,108                950,531                  0.0%
#    Quanex Building Products Corp.                                          138,650              2,775,773                  0.1%
*    Quanta Services, Inc.                                                   631,307             21,514,943                  0.4%
*    Radiant Logistics, Inc.                                                  21,320                 82,508                  0.0%
#    RBC Bearings, Inc.                                                       21,224              1,289,358                  0.0%
#*   RCM Technologies, Inc.                                                   41,207                310,701                  0.0%
     Regal-Beloit Corp.                                                       76,084              5,399,681                  0.1%
#*   Republic Airways Holdings, Inc.                                         242,281              3,033,358                  0.1%
     Resources Connection, Inc.                                              133,574              2,066,390                  0.0%
*    Roadrunner Transportation Systems, Inc.                                 100,378              2,068,791                  0.0%
*    RPX Corp.                                                               153,615              2,158,291                  0.0%
#*   Rush Enterprises, Inc. Class A                                          139,034              5,297,195                  0.1%
*    Rush Enterprises, Inc. Class B                                            1,650                 53,345                  0.0%
     Ryder System, Inc.                                                      309,611             27,391,285                  0.5%
*    Saia, Inc.                                                              130,975              6,420,394                  0.1%
#    SIFCO Industries, Inc.                                                   15,578                529,964                  0.0%
     Simpson Manufacturing Co., Inc.                                         181,881              6,016,623                  0.1%
     SkyWest, Inc.                                                           255,435              2,942,611                  0.1%
*    SL Industries, Inc.                                                      15,541                699,345                  0.0%
*    SP Plus Corp.                                                            14,723                321,256                  0.0%
*    Sparton Corp.                                                            49,588              1,343,835                  0.0%
#*   Standard Register Co. (The)                                              21,927                112,266                  0.0%
     Standex International Corp.                                              60,488              5,217,090                  0.1%
#*   Sterling Construction Co., Inc.                                          77,398                682,650                  0.0%
     Supreme Industries, Inc. Class A                                         28,653                190,542                  0.0%
#    TAL International Group, Inc.                                           216,260              9,327,294                  0.2%
*    Team, Inc.                                                               39,982              1,684,841                  0.0%
*    Tecumseh Products Co.                                                    51,188                188,884                  0.0%
#    Terex Corp.                                                             199,602              5,742,550                  0.1%
     Tetra Tech, Inc.                                                        236,184              6,332,093                  0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#    Textainer Group Holdings, Ltd.                                           10,689   $            368,129                  0.0%
*    Thermon Group Holdings, Inc.                                              1,017                 24,784                  0.0%
     Timken Co. (The)                                                        144,998              6,233,464                  0.1%
#    Titan International, Inc.                                               187,506              1,980,063                  0.0%
#*   Titan Machinery, Inc.                                                   121,425              1,670,808                  0.0%
#*   Transcat, Inc.                                                            5,948                 62,513                  0.0%
*    TRC Cos., Inc.                                                           11,066                 80,560                  0.0%
*    Trimas Corp.                                                            104,911              3,321,482                  0.1%
#    Trinity Industries, Inc.                                                970,590             34,659,769                  0.6%
     Triumph Group, Inc.                                                      90,826              6,324,214                  0.1%
*    TrueBlue, Inc.                                                            8,516                210,516                  0.0%
#*   Tutor Perini Corp.                                                      226,228              6,336,646                  0.1%
     Twin Disc, Inc.                                                          46,625              1,213,183                  0.0%
*    Ultralife Corp.                                                          84,726                268,581                  0.0%
     UniFirst Corp.                                                           76,293              8,511,247                  0.2%
#    United Stationers, Inc.                                                 153,483              6,410,985                  0.1%
     Universal Forest Products, Inc.                                          93,810              4,687,686                  0.1%
#*   USA Truck, Inc.                                                          51,322                867,342                  0.0%
#*   UTi Worldwide, Inc.                                                     173,996              1,901,776                  0.0%
#    Valmont Industries, Inc.                                                 47,654              6,489,045                  0.1%
*    Vectrus, Inc.                                                            12,541                306,502                  0.0%
*    Versar, Inc.                                                             35,947                116,828                  0.0%
     Viad Corp.                                                              100,377              2,560,617                  0.1%
*    Virco Manufacturing Corp.                                                19,199                 52,029                  0.0%
*    Volt Information Sciences, Inc.                                          53,723                445,364                  0.0%
#    VSE Corp.                                                                15,736                948,566                  0.0%
#*   Wabash National Corp.                                                    89,871                925,671                  0.0%
     Waste Connections, Inc.                                                 287,882             14,365,312                  0.3%
#    Watts Water Technologies, Inc. Class A                                  144,348              8,751,819                  0.2%
#    Werner Enterprises, Inc.                                                287,529              7,918,549                  0.1%
#*   Wesco Aircraft Holdings, Inc.                                           214,695              3,810,836                  0.1%
#*   WESCO International, Inc.                                                65,065              5,362,007                  0.1%
#*   Willdan Group, Inc.                                                       6,323                 82,958                  0.0%
*    Willis Lease Finance Corp.                                               12,818                292,379                  0.0%
#    Woodward, Inc.                                                           20,739              1,062,044                  0.0%
#*   XPO Logistics, Inc.                                                      87,473              3,491,922                  0.1%
                                                                                       --------------------   ------------------
Total Industrials                                                                             1,001,798,521                 17.9%
                                                                                       --------------------   ------------------
Information Technology -- (12.0%)
#*   Acorn Energy, Inc.                                                       12,228                 12,839                  0.0%
*    Actua Corp.                                                             107,744              2,025,587                  0.0%
*    Acxiom Corp.                                                            117,570              2,215,019                  0.1%
#*   ADDvantage Technologies Group, Inc.                                      11,887                 28,648                  0.0%
#    ADTRAN, Inc.                                                             94,563              2,005,681                  0.0%
*    Advanced Energy Industries, Inc.                                        217,892              4,309,904                  0.1%
#*   Agilysys, Inc.                                                           89,456              1,010,853                  0.0%
#*   Alpha & Omega Semiconductor, Ltd.                                        36,572                339,022                  0.0%
     American Software, Inc. Class A                                           8,765                 84,670                  0.0%
*    Amkor Technology, Inc.                                                  846,260              5,737,643                  0.1%
*    Amtech Systems, Inc.                                                     50,698                533,850                  0.0%
#*   ANADIGICS, Inc.                                                         247,601                175,797                  0.0%
     Anixter International, Inc.                                              15,277              1,301,142                  0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
*    AOL, Inc.                                                               435,272   $         18,947,390                  0.4%
*    ARRIS Group, Inc.                                                       451,805             13,563,186                  0.3%
*    Arrow Electronics, Inc.                                                 510,838             29,046,249                  0.5%
#*   Ascent Solar Technologies, Inc.                                           3,184                  5,604                  0.0%
     Astro-Med, Inc.                                                          24,407                327,298                  0.0%
#*   Aviat Networks, Inc.                                                    254,758                448,374                  0.0%
*    Avid Technology, Inc.                                                    39,919                401,186                  0.0%
     Avnet, Inc.                                                             659,675             28,530,944                  0.5%
     AVX Corp.                                                               505,776              7,303,405                  0.1%
     Aware, Inc.                                                              55,296                238,879                  0.0%
*    Axcelis Technologies, Inc.                                              203,635                443,924                  0.0%
*    AXT, Inc.                                                               186,167                439,354                  0.0%
#*   Bankrate, Inc.                                                          193,657              2,103,115                  0.0%
     Bel Fuse, Inc. Class A                                                    3,065                 77,851                  0.0%
     Bel Fuse, Inc. Class B                                                   46,351              1,311,270                  0.0%
*    Benchmark Electronics, Inc.                                             298,403              7,078,119                  0.1%
     Black Box Corp.                                                          82,688              1,818,309                  0.0%
#*   Blucora, Inc.                                                           226,372              3,837,005                  0.1%
*    BroadVision, Inc.                                                        22,469                178,853                  0.0%
     Brocade Communications Systems, Inc.                                  1,765,119             18,939,727                  0.4%
     Brooks Automation, Inc.                                                 310,373              3,826,899                  0.1%
*    Bsquare Corp.                                                             9,644                 37,708                  0.0%
*    BTU International, Inc.                                                  17,003                 56,620                  0.0%
#*   CACI International, Inc. Class A                                        140,211             11,537,963                  0.2%
#*   Calix, Inc.                                                             202,390              2,187,836                  0.1%
*    Cartesian, Inc.                                                           4,096                 16,015                  0.0%
#*   Cascade Microtech, Inc.                                                  54,166                581,743                  0.0%
#*   Ceva, Inc.                                                               23,923                389,945                  0.0%
*    Checkpoint Systems, Inc.                                                168,666              2,236,511                  0.1%
#*   CIBER, Inc.                                                             350,209              1,145,183                  0.0%
#*   Cirrus Logic, Inc.                                                      234,158              4,519,249                  0.1%
*    Coherent, Inc.                                                           95,697              6,234,660                  0.1%
     Cohu, Inc.                                                              106,665              1,087,983                  0.0%
     Communications Systems, Inc.                                             39,335                465,333                  0.0%
     Computer Task Group, Inc.                                                 2,165                 19,052                  0.0%
     Compuware Corp.                                                         423,950              4,303,093                  0.1%
     Comtech Telecommunications Corp.                                        116,145              4,421,640                  0.1%
     Concurrent Computer Corp.                                                41,378                293,784                  0.0%
#    Convergys Corp.                                                         590,305             11,906,452                  0.2%
*    CoreLogic, Inc.                                                         308,671              9,683,009                  0.2%
*    Covisint Corp.                                                           59,460                171,839                  0.0%
#    CSG Systems International, Inc.                                         139,860              3,707,689                  0.1%
     CSP, Inc.                                                                 3,924                 31,274                  0.0%
     CTS Corp.                                                               162,305              2,986,412                  0.1%
*    CyberOptics Corp.                                                        23,180                212,097                  0.0%
#    Daktronics, Inc.                                                         51,314                682,989                  0.0%
#*   Datalink Corp.                                                           76,153                963,335                  0.0%
#*   Dealertrack Technologies, Inc.                                           32,942              1,549,921                  0.0%
#*   Demand Media, Inc.                                                       32,915                231,722                  0.0%
*    Dice Holdings, Inc.                                                     270,354              2,695,429                  0.1%
#*   Digi International, Inc.                                                125,500              1,039,140                  0.0%
#    Digimarc Corp.                                                            3,527                102,248                  0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
*    Digital River, Inc.                                                     118,900   $          3,040,273                  0.1%
*    Diodes, Inc.                                                            159,422              4,117,870                  0.1%
*    DSP Group, Inc.                                                         113,470              1,099,524                  0.0%
     DST Systems, Inc.                                                        66,000              6,359,100                  0.1%
*    DTS, Inc.                                                                42,057              1,252,457                  0.0%
#    EarthLink Holdings Corp.                                                552,396              1,977,578                  0.0%
#*   Eastman Kodak Co.                                                         2,349                 50,668                  0.0%
#*   Echelon Corp.                                                             7,475                 15,698                  0.0%
*    EchoStar Corp. Class A                                                  180,895              8,453,223                  0.2%
*    Edgewater Technology, Inc.                                               32,647                230,488                  0.0%
     Electro Rent Corp.                                                      121,380              1,849,831                  0.0%
#    Electro Scientific Industries, Inc.                                     134,250                953,175                  0.0%
*    Electronics for Imaging, Inc.                                           235,046             10,746,303                  0.2%
*    Emcore Corp.                                                             17,043                 87,942                  0.0%
#*   Emulex Corp.                                                            367,715              2,081,267                  0.0%
#*   EnerNOC, Inc.                                                           122,028              1,802,354                  0.0%
*    Entegris, Inc.                                                          564,484              7,665,693                  0.1%
#*   Entropic Communications, Inc.                                           267,467                668,668                  0.0%
#    EPIQ Systems, Inc.                                                      147,633              2,368,033                  0.1%
*    ePlus, Inc.                                                              38,437              2,347,348                  0.1%
*    Euronet Worldwide, Inc.                                                  17,001                912,444                  0.0%
#*   Exar Corp.                                                              219,016              2,091,603                  0.0%
*    ExlService Holdings, Inc.                                                74,670              2,090,013                  0.0%
*    Extreme Networks, Inc.                                                  146,600                526,294                  0.0%
*    Fabrinet                                                                107,757              1,962,255                  0.0%
#*   Fairchild Semiconductor International, Inc.                             720,838             11,064,863                  0.2%
#*   FARO Technologies, Inc.                                                  34,147              1,912,232                  0.0%
#*   Finisar Corp.                                                           363,470              6,077,218                  0.1%
#*   First Solar, Inc.                                                       629,345             37,068,421                  0.7%
*    FormFactor, Inc.                                                        255,570              2,036,893                  0.0%
*    Frequency Electronics, Inc.                                              31,401                356,401                  0.0%
*    Global Cash Access Holdings, Inc.                                       232,394              1,694,152                  0.0%
     Globalscape, Inc.                                                        11,400                 28,272                  0.0%
*    GSE Systems, Inc.                                                        70,034                105,751                  0.0%
*    GSI Group, Inc.                                                          34,731                446,293                  0.0%
#*   GSI Technology, Inc.                                                     75,957                365,353                  0.0%
     Hackett Group, Inc. (The)                                               179,152              1,255,856                  0.0%
*    Harmonic, Inc.                                                          473,996              3,161,553                  0.1%
#*   Hutchinson Technology, Inc.                                             104,496                373,051                  0.0%
#    IAC/InterActiveCorp                                                      85,365              5,778,357                  0.1%
*    ID Systems, Inc.                                                         54,528                408,960                  0.0%
*    Identiv, Inc.                                                             1,155                 10,799                  0.0%
*    IEC Electronics Corp.                                                     8,769                 43,407                  0.0%
*    II-VI, Inc.                                                              20,399                275,183                  0.0%
#*   Imation Corp.                                                           171,828                503,456                  0.0%
*    Ingram Micro, Inc. Class A                                              789,039             21,177,807                  0.4%
*    Innodata, Inc.                                                            4,088                 10,792                  0.0%
*    Inphi Corp.                                                              17,230                266,720                  0.0%
*    Insight Enterprises, Inc.                                               219,712              4,998,448                  0.1%
*    Integrated Device Technology, Inc.                                      457,074              7,500,584                  0.1%
#    Integrated Silicon Solution, Inc.                                       138,479              1,880,545                  0.0%
#*   Internap Network Services Corp.                                         336,121              2,692,329                  0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
*    International Rectifier Corp.                                           389,755   $         15,500,556                  0.3%
*    Interphase Corp.                                                         24,121                 70,675                  0.0%
     Intersil Corp. Class A                                                  726,674              9,657,497                  0.2%
*    inTEST Corp.                                                              9,079                 39,584                  0.0%
#*   Intevac, Inc.                                                           102,204                756,310                  0.0%
*    IntraLinks Holdings, Inc.                                                77,375                668,520                  0.0%
*    IntriCon Corp.                                                           10,021                 61,429                  0.0%
*    Iteris, Inc.                                                             16,517                 28,740                  0.0%
#*   Itron, Inc.                                                             141,839              5,521,792                  0.1%
*    Ixia                                                                     73,304                705,918                  0.0%
     IXYS Corp.                                                              143,506              1,674,715                  0.0%
#    Jabil Circuit, Inc.                                                     456,236              9,558,144                  0.2%
#*   Kemet Corp.                                                             128,833                618,398                  0.0%
*    Key Tronic Corp.                                                         56,373                463,386                  0.0%
#*   Knowles Corp.                                                           186,614              3,631,508                  0.1%
*    Kofax, Ltd.                                                              26,278                166,865                  0.0%
#*   Kopin Corp.                                                             223,993                851,173                  0.0%
*    Kulicke & Soffa Industries, Inc.                                        399,262              5,757,358                  0.1%
*    KVH Industries, Inc.                                                    114,478              1,479,056                  0.0%
*    Lattice Semiconductor Corp.                                             476,959              3,200,395                  0.1%
     Leidos Holdings, Inc.                                                    32,144              1,175,506                  0.0%
#    Lexmark International, Inc. Class A                                     270,066             11,656,049                  0.2%
*    Limelight Networks, Inc.                                                285,975                697,779                  0.0%
     Littelfuse, Inc.                                                          6,778                661,126                  0.0%
#*   LoJack Corp.                                                             34,931                 98,505                  0.0%
*    Magnachip Semiconductor Corp.                                           133,061              1,480,969                  0.0%
     ManTech International Corp. Class A                                     110,545              3,112,947                  0.1%
     Marchex, Inc. Class B                                                   111,980                428,883                  0.0%
     Marvell Technology Group, Ltd.                                        1,483,327             19,935,915                  0.4%
*    Mattson Technology, Inc.                                                 43,795                116,495                  0.0%
#*   Maxwell Technologies, Inc.                                               89,495              1,043,512                  0.0%
     Mentor Graphics Corp.                                                   445,285              9,435,589                  0.2%
*    Mercury Systems, Inc.                                                   124,708              1,743,418                  0.0%
     Methode Electronics, Inc.                                               223,562              8,803,872                  0.2%
     Micrel, Inc.                                                             21,313                258,740                  0.0%
*    Microsemi Corp.                                                         310,085              8,083,916                  0.2%
     MKS Instruments, Inc.                                                   288,661             10,507,260                  0.2%
     MOCON, Inc.                                                              11,177                172,461                  0.0%
#*   ModusLink Global Solutions, Inc.                                        170,782                597,737                  0.0%
#*   Monster Worldwide, Inc.                                                 320,649              1,237,705                  0.0%
#*   MoSys, Inc.                                                              17,801                 47,885                  0.0%
*    Multi-Fineline Electronix, Inc.                                          84,449                857,157                  0.0%
#*   Nanometrics, Inc.                                                        52,387                709,320                  0.0%
*    NAPCO Security Technologies, Inc.                                        33,409                142,991                  0.0%
*    NCI, Inc. Class A                                                         3,439                 35,009                  0.0%
*    NeoPhotonics Corp.                                                       11,456                 37,117                  0.0%
*    NETGEAR, Inc.                                                           110,781              3,770,985                  0.1%
*    Newport Corp.                                                           192,338              3,440,927                  0.1%
#*   Novatel Wireless, Inc.                                                  117,883                335,967                  0.0%
#*   Oclaro, Inc.                                                            198,548                311,720                  0.0%
*    OmniVision Technologies, Inc.                                           357,023              9,561,076                  0.2%
*    ON Semiconductor Corp.                                                  568,138              4,709,864                  0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
     Oplink Communications, Inc.                                             116,079   $          2,420,247                  0.1%
#    Optical Cable Corp.                                                      28,064                130,217                  0.0%
#*   OSI Systems, Inc.                                                        70,107              4,969,184                  0.1%
*    PAR Technology Corp.                                                     55,165                283,493                  0.0%
#    Park Electrochemical Corp.                                               61,084              1,575,967                  0.0%
     PC Connection, Inc.                                                     116,384              2,775,758                  0.1%
     PC-Tel, Inc.                                                             42,442                326,803                  0.0%
*    PCM, Inc.                                                                51,256                495,133                  0.0%
     Perceptron, Inc.                                                         40,400                406,828                  0.0%
*    Perficient, Inc.                                                        174,093              2,886,462                  0.1%
*    Pericom Semiconductor Corp.                                             123,556              1,350,467                  0.0%
#*   Photronics, Inc.                                                        311,067              2,796,492                  0.1%
#*   Planar Systems, Inc.                                                     64,266                232,643                  0.0%
*    Plexus Corp.                                                            124,844              5,162,299                  0.1%
*    PMC-Sierra, Inc.                                                        865,801              6,744,590                  0.1%
*    Polycom, Inc.                                                           538,441              7,042,808                  0.1%
#*   PRGX Global, Inc.                                                        40,923                216,483                  0.0%
#*   Procera Networks, Inc.                                                   31,698                237,418                  0.0%
*    Progress Software Corp.                                                 162,880              4,218,592                  0.1%
*    QLogic Corp.                                                            161,607              1,908,579                  0.0%
*    Qualstar Corp.                                                           33,400                 41,082                  0.0%
#*   QuinStreet, Inc.                                                         36,950                149,648                  0.0%
*    Qumu Corp.                                                               42,582                637,027                  0.0%
#*   Radisys Corp.                                                           123,441                308,603                  0.0%
*    RealNetworks, Inc.                                                      199,743              1,378,227                  0.0%
     Reis, Inc.                                                               44,432              1,039,709                  0.0%
#*   Relm Wireless Corp.                                                       6,062                 33,644                  0.0%
#    RF Industries, Ltd.                                                      30,109                136,996                  0.0%
#*   RF Micro Devices, Inc.                                                  102,140              1,328,841                  0.0%
     Richardson Electronics, Ltd.                                             77,071                771,481                  0.0%
#*   Rightside Group, Ltd.                                                     2,646                 25,058                  0.0%
#*   Rofin-Sinar Technologies, Inc.                                           66,895              1,497,779                  0.0%
*    Rogers Corp.                                                             59,077              4,039,094                  0.1%
#*   Rosetta Stone, Inc.                                                      57,934                554,428                  0.0%
*    Rovi Corp.                                                              371,921              7,765,710                  0.2%
#*   Rubicon Technology, Inc.                                                 53,423                236,664                  0.0%
#*   Rudolph Technologies, Inc.                                              170,691              1,498,667                  0.0%
*    Sanmina Corp.                                                           415,810             10,424,357                  0.2%
*    ScanSource, Inc.                                                         87,634              3,345,866                  0.1%
#*   Seachange International, Inc.                                           181,554              1,227,305                  0.0%
*    ShoreTel, Inc.                                                           75,007                606,807                  0.0%
*    Sigma Designs, Inc.                                                     157,798                629,614                  0.0%
*    Silicon Image, Inc.                                                     256,117              1,372,787                  0.0%
*    Silicon Laboratories, Inc.                                               51,740              2,358,827                  0.1%
#*   Smith Micro Software, Inc.                                               87,329                 85,582                  0.0%
*    SMTC Corp.                                                               30,286                 53,303                  0.0%
#*   Sonus Networks, Inc.                                                    609,161              2,113,789                  0.0%
#*   Spansion, Inc. Class A                                                  141,425              2,910,527                  0.1%
*    StarTek, Inc.                                                            59,503                447,463                  0.0%
#*   SunEdison, Inc.                                                         205,750              4,014,183                  0.1%
#*   SunPower Corp.                                                          110,645              3,522,937                  0.1%
*    Super Micro Computer, Inc.                                              160,074              5,115,965                  0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
*    support.com, Inc.                                                       157,280   $            335,006                  0.0%
#*   Sykes Enterprises, Inc.                                                 190,811              4,110,069                  0.1%
#    SYNNEX Corp.                                                            196,018             13,560,525                  0.3%
#*   Take-Two Interactive Software, Inc.                                     346,328              9,160,376                  0.2%
*    Tech Data Corp.                                                         261,278             15,603,522                  0.3%
*    TeleCommunication Systems, Inc. Class A                                 254,011                731,552                  0.0%
#*   Telenav, Inc.                                                            81,554                588,820                  0.0%
*    TeleTech Holdings, Inc.                                                  20,887                539,093                  0.0%
#    Tessco Technologies, Inc.                                                39,695              1,260,316                  0.0%
     Tessera Technologies, Inc.                                              237,546              7,219,023                  0.1%
     TheStreet, Inc.                                                         111,709                255,814                  0.0%
*    Trio Tech International                                                     979                  3,769                  0.0%
#*   TriQuint Semiconductor, Inc.                                            976,471             21,121,068                  0.4%
#*   TTM Technologies, Inc.                                                  309,570              2,139,129                  0.0%
*    Ultra Clean Holdings, Inc.                                               85,782                753,166                  0.0%
     United Online, Inc.                                                      89,716              1,006,614                  0.0%
*    Universal Security Instruments, Inc.                                      1,353                  8,389                  0.0%
*    UTStarcom Holdings Corp.                                                 17,484                 44,060                  0.0%
#*   Veeco Instruments, Inc.                                                 107,410              3,865,686                  0.1%
#*   VeriFone Systems, Inc.                                                   47,239              1,760,125                  0.0%
*    Viasystems Group, Inc.                                                  113,088              1,794,707                  0.0%
#    Vicon Industries, Inc.                                                   22,202                 35,301                  0.0%
*    Video Display Corp.                                                      10,067                 29,698                  0.0%
#*   Virtusa Corp.                                                           106,846              4,378,549                  0.1%
#    Vishay Intertechnology, Inc.                                            754,072             10,187,513                  0.2%
#*   Vishay Precision Group, Inc.                                             54,769                930,525                  0.0%
     Wayside Technology Group, Inc.                                           10,208                176,598                  0.0%
*    Westell Technologies, Inc. Class A                                      113,872                152,588                  0.0%
*    Wireless Telecom Group, Inc.                                              3,241                  8,070                  0.0%
*    Xcerra Corp.                                                            173,281              1,471,156                  0.0%
*    XO Group, Inc.                                                          136,025              1,731,598                  0.0%
#*   Zynga, Inc. Class A                                                   1,573,472              4,012,354                  0.1%
                                                                                       --------------------   ------------------
Total Information Technology                                                                    790,836,901                 14.2%
                                                                                       --------------------   ------------------
Materials -- (6.7%)
     A Schulman, Inc.                                                        147,127              5,209,767                  0.1%
*    AEP Industries, Inc.                                                      1,645                 75,654                  0.0%
#    Allegheny Technologies, Inc.                                            150,799              4,953,747                  0.1%
#*   Allied Nevada Gold Corp.                                                 27,900                 38,781                  0.0%
#*   AM Castle & Co.                                                         109,790                806,957                  0.0%
#    American Vanguard Corp.                                                  14,709                169,742                  0.0%
#    Ampco-Pittsburgh Corp.                                                   33,537                730,771                  0.0%
     Aptargroup, Inc.                                                         52,706              3,280,421                  0.1%
     Axiall Corp.                                                            212,267              8,554,360                  0.1%
     Bemis Co., Inc.                                                         230,009              8,848,446                  0.2%
*    Boise Cascade Co.                                                       133,828              4,825,838                  0.1%
     Cabot Corp.                                                              89,074              4,135,706                  0.1%
*    Calgon Carbon Corp.                                                     187,712              3,947,583                  0.1%
     Carpenter Technology Corp.                                               12,506                625,925                  0.0%
*    Century Aluminum Co.                                                    454,590             13,310,395                  0.2%
#    Chase Corp.                                                              25,808                925,733                  0.0%
#*   Chemtura Corp.                                                          377,189              8,784,732                  0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Materials -- (Continued)
*    Clearwater Paper Corp.                                                   77,655   $          4,997,099                  0.1%
#    Cliffs Natural Resources, Inc.                                          815,442              9,157,414                  0.2%
#*   Codexis, Inc.                                                             3,757                  9,618                  0.0%
#*   Coeur Mining, Inc.                                                      448,217              1,658,403                  0.0%
     Commercial Metals Co.                                                   668,655             11,561,045                  0.2%
#*   Continental Materials Corp.                                                 125                  2,024                  0.0%
*    Core Molding Technologies, Inc.                                          31,258                415,731                  0.0%
     Cytec Industries, Inc.                                                   61,019              2,845,316                  0.1%
     Domtar Corp.                                                            367,244             15,082,711                  0.3%
     Friedman Industries, Inc.                                                32,585                248,949                  0.0%
     FutureFuel Corp.                                                        139,657              1,860,231                  0.0%
#*   General Moly, Inc.                                                        7,700                  5,082                  0.0%
     Globe Specialty Metals, Inc.                                             10,749                202,189                  0.0%
*    Graphic Packaging Holding Co.                                           404,545              4,907,131                  0.1%
     Greif, Inc. Class A                                                      47,111              2,075,711                  0.0%
     Greif, Inc. Class B                                                       1,245                 62,524                  0.0%
#    Hawkins, Inc.                                                             5,853                225,399                  0.0%
#    Haynes International, Inc.                                               37,880              1,761,041                  0.0%
#    HB Fuller Co.                                                           204,067              8,564,692                  0.2%
#    Hecla Mining Co.                                                        605,813              1,320,672                  0.0%
#*   Horsehead Holding Corp.                                                 224,841              3,532,252                  0.1%
     Huntsman Corp.                                                          735,795             17,953,398                  0.3%
     Innophos Holdings, Inc.                                                  80,625              4,595,625                  0.1%
     Innospec, Inc.                                                           78,372              3,163,878                  0.1%
#*   Intrepid Potash, Inc.                                                    61,541                827,727                  0.0%
#    Kaiser Aluminum Corp.                                                    97,047              6,749,619                  0.1%
*    KapStone Paper and Packaging Corp.                                      500,280             15,388,613                  0.3%
#    KMG Chemicals, Inc.                                                      31,532                558,116                  0.0%
*    Kraton Performance Polymers, Inc.                                        92,635              1,657,240                  0.0%
#    Kronos Worldwide, Inc.                                                   36,195                486,461                  0.0%
#*   Landec Corp.                                                            140,041              1,763,116                  0.0%
#*   Louisiana-Pacific Corp.                                                 506,900              7,400,740                  0.1%
*    LSB Industries, Inc.                                                     78,662              2,952,185                  0.1%
#    Materion Corp.                                                          100,067              3,947,643                  0.1%
#*   McEwen Mining, Inc.                                                     397,880                493,371                  0.0%
     MeadWestvaco Corp.                                                      537,108             23,724,060                  0.4%
*    Mercer International, Inc.                                              224,380              2,822,700                  0.1%
#    Minerals Technologies, Inc.                                             142,964             10,966,768                  0.2%
     Myers Industries, Inc.                                                  190,557              2,846,922                  0.1%
     Neenah Paper, Inc.                                                       77,971              4,757,011                  0.1%
#    Noranda Aluminum Holding Corp.                                           97,155                428,454                  0.0%
*    Northern Technologies International Corp.                                 6,949                130,085                  0.0%
#    Olin Corp.                                                              326,424              7,912,518                  0.1%
#    Olympic Steel, Inc.                                                      56,163              1,130,000                  0.0%
#    OM Group, Inc.                                                          160,504              4,177,919                  0.1%
#*   OMNOVA Solutions, Inc.                                                   56,305                395,824                  0.0%
*    Owens-Illinois, Inc.                                                    149,880              3,862,408                  0.1%
*    Penford Corp.                                                            52,958                998,258                  0.0%
     PH Glatfelter Co.                                                       240,760              6,074,375                  0.1%
#    PolyOne Corp.                                                             1,322                 48,927                  0.0%
#    Quaker Chemical Corp.                                                     1,021                 83,804                  0.0%
     Reliance Steel & Aluminum Co.                                           417,707             28,186,868                  0.5%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Materials -- (Continued)
*           Resolute Forest Products, Inc.                                   146,338   $          2,716,033                  0.0%
            Rock-Tenn Co. Class A                                            434,562             22,227,846                  0.4%
#           Royal Gold, Inc.                                                  50,358              2,877,960                  0.1%
#*          RTI International Metals, Inc.                                   173,122              4,077,023                  0.1%
#           Schnitzer Steel Industries, Inc. Class A                         147,214              3,466,890                  0.1%
#           Schweitzer-Mauduit International, Inc.                            58,340              2,512,120                  0.0%
            Sensient Technologies Corp.                                      198,965             11,774,749                  0.2%
            Sonoco Products Co.                                              184,917              7,557,558                  0.1%
            Steel Dynamics, Inc.                                             945,483             21,755,564                  0.4%
            Stepan Co.                                                        10,961                485,353                  0.0%
#*          Stillwater Mining Co.                                            553,901              7,272,720                  0.1%
*           SunCoke Energy, Inc.                                             281,937              6,738,294                  0.1%
#           Synalloy Corp.                                                    18,909                305,380                  0.0%
*           Taminco Corp.                                                     35,700                924,273                  0.0%
            TimkenSteel Corp.                                                 66,695              2,706,483                  0.0%
*           Trecora Resources                                                 38,501                506,288                  0.0%
            Tredegar Corp.                                                    21,600                410,832                  0.0%
#           Tronox, Ltd. Class A                                             141,142              3,412,814                  0.1%
#           United States Lime & Minerals, Inc.                               13,640                956,300                  0.0%
#           United States Steel Corp.                                        669,436             26,804,218                  0.5%
#*          Universal Stainless & Alloy Products, Inc.                        35,038                900,827                  0.0%
#           Walter Energy, Inc.                                               22,100                 53,261                  0.0%
#           Wausau Paper Corp.                                               154,528              1,528,282                  0.0%
            Westlake Chemical Corp.                                           45,760              3,228,368                  0.1%
            Zep, Inc.                                                         22,322                358,491                  0.0%
                                                                                       --------------------   ------------------
Total Materials                                                                                 441,762,352                  7.9%
                                                                                       --------------------   ------------------
Other -- (0.0%)
(Degree)*   FRD Acquisition Co. Escrow Shares                                 55,628                     --                  0.0%
(Degree)#*  Gerber Scientific, Inc. Escrow Shares                            137,957                     --                  0.0%
                                                                                       --------------------   ------------------
Total Other                                                                                              --                  0.0%
                                                                                       --------------------   ------------------
Real Estate Investment Trusts -- (0.0%)
#*          CareTrust REIT, Inc.                                               2,402                 37,303                  0.0%
            Geo Group, Inc. (The)                                             51,997              2,076,760                  0.0%
                                                                                       --------------------   ------------------
Total Real Estate Investment Trusts                                                               2,114,063                  0.0%
                                                                                       --------------------   ------------------
Telecommunication Services -- (1.2%)
#*          Alteva                                                            10,169                 72,200                  0.0%
            Atlantic Tele-Network, Inc.                                       28,932              1,943,941                  0.0%
#*          Boingo Wireless, Inc.                                             51,329                359,816                  0.0%
#           Consolidated Communications Holdings, Inc.                        75,573              1,957,341                  0.0%
#           Frontier Communications Corp.                                  3,065,958             20,051,365                  0.4%
*           General Communication, Inc. Class A                              259,590              3,044,991                  0.1%
#*          Hawaiian Telcom Holdco, Inc.                                       7,480                201,212                  0.0%
            IDT Corp. Class B                                                 60,375                994,980                  0.0%
            Inteliquent, Inc.                                                169,874              2,858,979                  0.1%
#*          Iridium Communications, Inc.                                     320,634              3,046,023                  0.1%
#           Lumos Networks Corp.                                              29,209                502,395                  0.0%
#*          ORBCOMM, Inc.                                                    200,837              1,269,290                  0.0%
#*          Premiere Global Services, Inc.                                   222,706              2,331,732                  0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Telecommunication Services -- (Continued)
#          Shenandoah Telecommunications Co.                                  57,788   $          1,709,947                  0.0%
           Spok Holdings, Inc.                                                96,088              1,560,469                  0.0%
*          Straight Path Communications, Inc. Class B                         28,787                621,799                  0.0%
           Telephone & Data Systems, Inc.                                    429,082             11,001,663                  0.2%
#*         United States Cellular Corp.                                      102,697              3,740,225                  0.1%
*          Vonage Holdings Corp.                                             834,180              2,902,946                  0.1%
           Windstream Holdings, Inc.                                       1,773,692             18,588,292                  0.3%
                                                                                       --------------------   ------------------
Total Telecommunication Services                                                                 78,759,606                  1.4%
                                                                                       --------------------   ------------------
Utilities -- (0.6%)
#          Consolidated Water Co., Ltd.                                       32,635                391,294                  0.0%
#*         Dynegy, Inc.                                                      217,330              6,628,565                  0.1%
#*         Genie Energy, Ltd. Class B                                         77,586                562,498                  0.0%
#          Ormat Technologies, Inc.                                          118,583              3,432,978                  0.1%
           SJW Corp.                                                          19,798                632,744                  0.0%
           UGI Corp.                                                         674,196             25,410,447                  0.5%
                                                                                       --------------------   ------------------
Total Utilities                                                                                  37,058,526                  0.7%
                                                                                       --------------------   ------------------
TOTAL COMMON STOCKS                                                                           5,574,133,690                 99.7%
                                                                                       --------------------   ------------------
RIGHTS/WARRANTS -- (0.0%)
(Degree)*  Capital Bank Corp. Contingent Value Rights                            200                     --                  0.0%
(Degree)#* Eagle Bulk Shipping, Inc. Warrants 10/15/21                           672                  1,714                  0.0%
(Degree)*  Leap Wireless International, Inc. Contingent
           Value Rights                                                      270,907                682,686                  0.0%
(Degree)#* Magnum Hunter Resources Corp. Warrants 04/15/16                    50,591                     --                  0.0%
(Degree)#* PhotoMedex, Inc. Contingent Value Warrants 12/13/14                 1,528                     --                  0.0%
                                                                                       --------------------   ------------------
TOTAL RIGHTS/WARRANTS                                                                               684,400                  0.0%
                                                                                       --------------------   ------------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
           State Street Institutional Liquid Reserves, 0.077%             14,280,341             14,280,341                  0.3%
                                                                                       --------------------   ------------------
SECURITIES LENDING COLLATERAL -- (15.5%)
(S)@       DFA Short Term Investment Fund                                 88,553,047          1,024,558,755                 18.3%
                                                                                       --------------------   ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $5,163,316,060)                                    $      6,613,657,186                118.3%
                                                                                       ====================   ==================

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                        -----------------------------------------------------------------------------------------
                                               LEVEL 1               LEVEL 2               LEVEL 3                  TOTAL
                                        ---------------------  --------------------  --------------------  ----------------------
Common Stocks
     Consumer Discretionary             $         796,086,208                    --                    --  $          796,086,208
     Consumer Staples                             156,066,914                    --                    --             156,066,914
     Energy                                       486,178,340                    --                    --             486,178,340
     Financials                                 1,413,977,485  $             31,610                    --           1,414,009,095
     Health Care                                  369,362,357               100,807                    --             369,463,164
     Industrials                                1,001,796,859                 1,662                    --           1,001,798,521
     Information Technology                       790,836,901                    --                    --             790,836,901
     Materials                                    441,762,352                    --                    --             441,762,352
     Other                                                 --                    --                    --                      --
     Real Estate Investment Trusts                  2,114,063                    --                    --               2,114,063
     Telecommunication Services                    78,759,606                    --                    --              78,759,606
     Utilities                                     37,058,526                    --                    --              37,058,526
Rights/Warrants                                            --               684,400                    --                 684,400
Temporary Cash Investments                         14,280,341                    --                    --              14,280,341
Securities Lending Collateral                              --         1,024,558,755                    --           1,024,558,755
                                        ---------------------  --------------------  --------------------  ----------------------
TOTAL                                   $       5,588,279,952  $      1,025,377,234                    --  $        6,613,657,186
                                        =====================  ====================  ====================  ======================

                         U.S. SMALL CAP VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
COMMON STOCKS -- (84.7%)
Consumer Discretionary -- (12.6%)
*    1-800-Flowers.com, Inc. Class A                                         217,342   $          1,745,256                  0.0%
     Aaron's, Inc.                                                         1,022,106             25,307,345                  0.2%
#    Abercrombie & Fitch Co. Class A                                       1,451,473             48,595,316                  0.4%
#    AH Belo Corp. Class A                                                   247,907              2,853,410                  0.0%
*    Ambassadors Group, Inc.                                                  21,598                 76,673                  0.0%
     AMCON Distributing Co.                                                    3,567                292,423                  0.0%
#    American Eagle Outfitters, Inc.                                         871,467             11,215,780                  0.1%
*    Ascena Retail Group, Inc.                                             1,092,625             13,603,181                  0.1%
#*   Ascent Capital Group, Inc. Class A                                      110,583              7,110,487                  0.1%
*    Ballantyne Strong, Inc.                                                 315,943              1,418,584                  0.0%
#*   Barnes & Noble, Inc.                                                  1,840,508             40,159,885                  0.4%
     Bassett Furniture Industries, Inc.                                      200,365              3,482,344                  0.0%
     Beasley Broadcasting Group, Inc. Class A                                 75,568                355,170                  0.0%
#    bebe stores, Inc.                                                       270,305                618,998                  0.0%
*    Belmond, Ltd. Class A                                                 2,793,862             32,017,659                  0.3%
#    Big 5 Sporting Goods Corp.                                               63,221                778,251                  0.0%
*    Biglari Holdings, Inc.                                                   31,733             11,079,894                  0.1%
#*   BJ's Restaurants, Inc.                                                   33,564              1,477,487                  0.0%
#*   Black Diamond, Inc.                                                     293,771              2,279,663                  0.0%
#    Bob Evans Farms, Inc.                                                     1,132                 55,298                  0.0%
#*   Books-A-Million, Inc.                                                   322,657                467,853                  0.0%
#*   Boyd Gaming Corp.                                                       422,688              4,882,046                  0.1%
#*   Bridgepoint Education, Inc.                                              92,928              1,174,610                  0.0%
     Brown Shoe Co., Inc.                                                    497,288             13,222,888                  0.1%
#*   Build-A-Bear Workshop, Inc.                                             509,189              8,630,754                  0.1%
#*   Cache, Inc.                                                             356,774                201,577                  0.0%
#    Callaway Golf Co.                                                     2,247,412             17,619,710                  0.2%
#*   Cambium Learning Group, Inc.                                            218,576                334,421                  0.0%
*    Canterbury Park Holding Corp.                                            16,406                156,677                  0.0%
#*   Career Education Corp.                                                  164,047                951,473                  0.0%
#    Carriage Services, Inc.                                                 374,476              7,474,541                  0.1%
#*   Carrols Restaurant Group, Inc.                                            7,357                 56,722                  0.0%
#*   Cavco Industries, Inc.                                                   20,850              1,519,339                  0.0%
#*   Charles & Colvard, Ltd.                                                  19,136                 55,686                  0.0%
#    Children's Place, Inc. (The)                                            417,698             20,571,626                  0.2%
*    Christopher & Banks Corp.                                               315,645              2,061,162                  0.0%
     Churchill Downs, Inc.                                                     2,204                224,764                  0.0%
#*   Cinedigm Corp.                                                          205,377                318,334                  0.0%
*    Citi Trends, Inc.                                                       101,592              2,301,059                  0.0%
*    Coast Distribution System, Inc. (The)                                    92,516                286,337                  0.0%
     Collectors Universe, Inc.                                                21,749                535,025                  0.0%
#*   Conn's, Inc.                                                            306,087              9,522,367                  0.1%
     Cooper Tire & Rubber Co.                                                213,791              6,886,208                  0.1%
*    Cooper-Standard Holding, Inc.                                             2,698                147,257                  0.0%
     Core-Mark Holding Co., Inc.                                             579,934             33,653,570                  0.3%
*    Crocs, Inc.                                                             266,873              3,117,077                  0.0%
#*   Crown Media Holdings, Inc. Class A                                      195,809                683,373                  0.0%
#    CSS Industries, Inc.                                                    259,352              7,407,093                  0.1%
     Culp, Inc.                                                               26,354                499,935                  0.0%
#*   Cumulus Media, Inc. Class A                                           1,755,780              6,777,311                  0.1%
#*   Delta Apparel, Inc.                                                     188,208              1,976,184                  0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
#    Destination Maternity Corp.                                             115,542   $          1,730,819                  0.0%
#*   Destination XL Group, Inc.                                               34,779                182,242                  0.0%
     DeVry Education Group, Inc.                                           1,167,715             56,529,083                  0.5%
#    Dillard's, Inc. Class A                                                  73,088              7,729,787                  0.1%
#*   Dixie Group, Inc. (The)                                                 293,970              2,316,484                  0.0%
#*   Dorman Products, Inc.                                                   257,055             11,917,070                  0.1%
*    Dover Downs Gaming & Entertainment, Inc.                                 72,405                 54,304                  0.0%
     Dover Motorsports, Inc.                                                 319,398                761,764                  0.0%
#*   DreamWorks Animation SKG, Inc. Class A                                  275,395              6,135,801                  0.1%
#*   Education Management Corp.                                               13,591                  8,088                  0.0%
     Educational Development Corp.                                             1,000                  4,370                  0.0%
*    Eldorado Resorts, Inc.                                                  217,274                895,169                  0.0%
     Emerson Radio Corp.                                                     156,037                177,882                  0.0%
*    Emmis Communications Corp. Class A                                      353,768                771,214                  0.0%
#*   Entercom Communications Corp. Class A                                    85,178                875,630                  0.0%
#    Escalade, Inc.                                                            8,076                 92,389                  0.0%
#    Ethan Allen Interiors, Inc.                                               7,521                212,844                  0.0%
#*   EW Scripps Co. (The) Class A                                          1,289,837             24,764,870                  0.2%
#*   Federal-Mogul Holdings Corp.                                            452,356              7,061,277                  0.1%
*    Flanigan's Enterprises, Inc.                                              4,740                 94,800                  0.0%
#    Flexsteel Industries, Inc.                                              199,283              6,837,400                  0.1%
#    Fred's, Inc. Class A                                                  1,082,056             16,988,279                  0.2%
     Frisch's Restaurants, Inc.                                               49,454              1,269,979                  0.0%
#*   FTD Cos., Inc.                                                          388,628             13,671,933                  0.1%
#*   Fuel Systems Solutions, Inc.                                            173,445              1,600,897                  0.0%
#*   Full House Resorts, Inc.                                                 38,210                 49,291                  0.0%
#*   Gaiam, Inc. Class A                                                      92,238                698,242                  0.0%
#*   Gaming Partners International Corp.                                      44,581                374,035                  0.0%
#*   Geeknet, Inc.                                                            61,724                598,106                  0.0%
#*   Genesco, Inc.                                                             5,622                431,151                  0.0%
#*   Gray Television, Inc.                                                 1,404,910             12,981,368                  0.1%
*    Gray Television, Inc. Class A                                            23,767                175,876                  0.0%
#    Group 1 Automotive, Inc.                                                725,621             61,989,802                  0.5%
     Guess?, Inc.                                                            184,867              4,098,501                  0.0%
     Harte-Hanks, Inc.                                                       411,798              2,680,805                  0.0%
#    Haverty Furniture Cos., Inc.                                            533,744             11,747,705                  0.1%
     Haverty Furniture Cos., Inc. Class A                                      5,701                125,308                  0.0%
*    Helen of Troy, Ltd.                                                     842,455             52,105,842                  0.5%
#*   hhgregg, Inc.                                                            51,621                267,397                  0.0%
*    Hollywood Media Corp.                                                   183,779                203,995                  0.0%
     Hooker Furniture Corp.                                                  257,904              3,943,352                  0.0%
#*   Iconix Brand Group, Inc.                                              1,920,147             76,825,081                  0.7%
#    International Speedway Corp. Class A                                    779,108             24,409,454                  0.2%
#*   Isle of Capri Casinos, Inc.                                             509,303              3,784,121                  0.0%
*    Jaclyn, Inc.                                                             40,909                197,386                  0.0%
#*   JAKKS Pacific, Inc.                                                     692,157              4,415,962                  0.0%
#    Johnson Outdoors, Inc. Class A                                          207,794              6,244,210                  0.1%
#*   Journal Communications, Inc. Class A                                    736,358              7,223,672                  0.1%
*    K12, Inc.                                                               217,324              2,694,818                  0.0%
#*   Kona Grill, Inc.                                                         70,817              1,595,507                  0.0%
     La-Z-Boy, Inc.                                                          233,122              5,329,169                  0.1%
#*   Lakeland Industries, Inc.                                               141,538              1,995,686                  0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
*    LeapFrog Enterprises, Inc.                                              306,356   $          1,629,814                  0.0%
#*   Lee Enterprises, Inc.                                                   107,038                399,252                  0.0%
#*   Libbey, Inc.                                                            337,773              9,710,974                  0.1%
*    Liberty Media Corp. Class B                                               1,761                 82,468                  0.0%
*    Liberty Ventures Series A                                               173,911              6,104,276                  0.1%
#*   Life Time Fitness, Inc.                                                 681,283             37,995,153                  0.3%
#    Lifetime Brands, Inc.                                                   353,986              6,056,700                  0.1%
*    LIN Media LLC Class A                                                    27,088                648,216                  0.0%
#    Lincoln Educational Services Corp.                                       37,107                 98,334                  0.0%
#    Lithia Motors, Inc. Class A                                             192,716             14,958,616                  0.1%
*    Live Nation Entertainment, Inc.                                       2,423,838             63,019,788                  0.6%
*    Loral Space & Communications, Inc.                                       85,905              6,571,732                  0.1%
*    Luby's, Inc.                                                            481,887              2,404,616                  0.0%
#*   M/I Homes, Inc.                                                         423,613              9,124,624                  0.1%
     Marcus Corp. (The)                                                      562,220              9,630,829                  0.1%
#*   MarineMax, Inc.                                                         635,399             12,180,599                  0.1%
     Marriott Vacations Worldwide Corp.                                      755,034             52,429,561                  0.5%
*    McClatchy Co. (The) Class A                                           1,266,983              4,510,459                  0.1%
     McRae Industries, Inc. Class A                                           24,573                747,019                  0.0%
#    MDC Holdings, Inc.                                                    1,127,486             27,533,208                  0.3%
#*   Media General, Inc. Class A                                             238,930              3,569,614                  0.0%
#    Men's Wearhouse, Inc. (The)                                              39,170              1,842,165                  0.0%
#    Meredith Corp.                                                          249,348             13,001,005                  0.1%
#*   Meritage Homes Corp.                                                    294,015             10,816,812                  0.1%
*    Modine Manufacturing Co.                                                149,278              1,915,237                  0.0%
*    Monarch Casino & Resort, Inc.                                            11,318                184,144                  0.0%
#*   Motorcar Parts of America, Inc.                                          82,164              2,386,043                  0.0%
#    Movado Group, Inc.                                                      439,578             15,517,103                  0.1%
#    NACCO Industries, Inc. Class A                                          152,946              8,958,047                  0.1%
#    National CineMedia, Inc.                                                 24,440                388,596                  0.0%
#*   Nautilus, Inc.                                                           23,985                320,919                  0.0%
#*   Nevada Gold & Casinos, Inc.                                             130,600                155,414                  0.0%
*    New York & Co., Inc.                                                    165,919                542,555                  0.0%
#    Nexstar Broadcasting Group, Inc. Class A                                 13,927                628,386                  0.0%
*    Nobility Homes, Inc.                                                      3,827                 42,001                  0.0%
#*   Office Depot, Inc.                                                    2,246,234             11,725,341                  0.1%
*    P&F Industries, Inc. Class A                                             24,537                196,051                  0.0%
#*   Pacific Sunwear of California, Inc.                                   1,376,074              2,091,632                  0.0%
#*   Penn National Gaming, Inc.                                              726,117              9,504,872                  0.1%
     Penske Automotive Group, Inc.                                         1,250,616             56,577,868                  0.5%
#*   Pep Boys-Manny, Moe & Jack (The)                                      1,482,306             14,126,376                  0.1%
#*   Perfumania Holdings, Inc.                                                89,183                548,475                  0.0%
#*   Perry Ellis International, Inc.                                         465,385              9,517,123                  0.1%
#*   Pinnacle Entertainment, Inc.                                              1,763                 45,186                  0.0%
*    Premier Exhibitions, Inc.                                                 9,025                  7,130                  0.0%
*    QEP Co., Inc.                                                            42,217                740,697                  0.0%
#*   Quiksilver, Inc.                                                      1,911,680              3,345,440                  0.0%
#*   Radio One, Inc. Class D                                                 623,107              1,551,536                  0.0%
#*   RCI Hospitality Holdings, Inc.                                          266,193              3,167,697                  0.0%
#*   Reading International, Inc. Class A                                     168,095              1,675,907                  0.0%
*    Red Lion Hotels Corp.                                                   529,902              3,004,544                  0.0%
#    Regis Corp.                                                           1,860,230             31,586,705                  0.3%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
#    Remy International, Inc.                                                 11,071   $            204,592                  0.0%
#    Rent-A-Center, Inc.                                                   1,897,433             58,763,500                  0.5%
     Rocky Brands, Inc.                                                      130,168              1,710,408                  0.0%
#*   Ruby Tuesday, Inc.                                                    1,795,629             13,790,431                  0.1%
#    Ryland Group, Inc. (The)                                                426,676             15,279,268                  0.1%
#    Saga Communications, Inc. Class A                                       155,524              6,236,512                  0.1%
#    Salem Communications Corp. Class A                                      116,549                898,593                  0.0%
#    Scholastic Corp.                                                      1,407,493             48,994,831                  0.4%
#*   Shiloh Industries, Inc.                                                 192,329              3,277,286                  0.0%
#    Shoe Carnival, Inc.                                                     568,736             10,464,742                  0.1%
#*   Sizmek, Inc.                                                            310,765              1,780,683                  0.0%
#*   Skechers U.S.A., Inc. Class A                                         1,138,657             62,341,471                  0.6%
#*   Skullcandy, Inc.                                                        330,712              2,758,138                  0.0%
#*   Skyline Corp.                                                             1,465                  5,362                  0.0%
#    Sonic Automotive, Inc. Class A                                          120,280              2,993,769                  0.0%
*    Spanish Broadcasting System, Inc. Class A                                 8,699                 35,057                  0.0%
     Spartan Motors, Inc.                                                    681,030              3,875,061                  0.0%
#    Speedway Motorsports, Inc.                                              915,964             17,925,415                  0.2%
#    Stage Stores, Inc.                                                    1,082,655             18,264,390                  0.2%
#    Standard Motor Products, Inc.                                           262,006             10,354,477                  0.1%
#*   Standard Pacific Corp.                                                  932,682              6,901,847                  0.1%
*    Stanley Furniture Co., Inc.                                              93,359                270,741                  0.0%
*    Starz Class B                                                             2,327                 71,800                  0.0%
#    Stein Mart, Inc.                                                         18,239                244,038                  0.0%
*    Steiner Leisure, Ltd.                                                    11,629                490,511                  0.0%
#*   Stoneridge, Inc.                                                        154,482              2,006,721                  0.0%
#    Strattec Security Corp.                                                  48,598              5,040,585                  0.1%
#    Superior Industries International, Inc.                                 773,222             15,085,561                  0.1%
#    Superior Uniform Group, Inc.                                            144,642              3,471,408                  0.0%
     Sypris Solutions, Inc.                                                  278,004                947,994                  0.0%
#*   Systemax, Inc.                                                           32,865                502,835                  0.0%
*    Time, Inc.                                                              143,198              3,234,843                  0.0%
#    Trans World Entertainment Corp.                                         634,084              2,092,477                  0.0%
#*   Tuesday Morning Corp.                                                 1,277,206             26,042,230                  0.2%
#*   Unifi, Inc.                                                             441,743             12,355,552                  0.1%
#*   Universal Electronics, Inc.                                              33,659              1,914,861                  0.0%
*    Valuevision Media, Inc. Class A                                           3,840                 21,734                  0.0%
#*   VOXX International Corp.                                                483,244              4,122,071                  0.0%
#    Wendy's Co. (The)                                                     5,363,460             43,014,949                  0.4%
#*   West Marine, Inc.                                                       607,502              5,977,820                  0.1%
#    Weyco Group, Inc.                                                         1,700                 52,955                  0.0%
#*   William Lyon Homes Class A                                               22,589                534,456                  0.0%
#*   Zagg, Inc.                                                              249,692              1,677,930                  0.0%
                                                                                       --------------------   ------------------
Total Consumer Discretionary                                                                  1,699,657,064                 14.8%
                                                                                       --------------------   ------------------
Consumer Staples -- (2.6%)
#*   Alliance One International, Inc.                                      1,647,565              3,344,557                  0.0%
     Andersons, Inc. (The)                                                   181,701             11,579,805                  0.1%
#*   Boulder Brands, Inc.                                                    769,618              6,834,208                  0.1%
#*   Bridgford Foods Corp.                                                    37,720                316,659                  0.0%
#*   CCA Industries, Inc.                                                     32,097                109,130                  0.0%
#*   Central Garden and Pet Co.                                              312,005              2,489,800                  0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Staples -- (Continued)
#*   Central Garden and Pet Co. Class A                                      943,370   $          8,103,548                  0.1%
#*   Chiquita Brands International, Inc.                                   1,392,929             20,099,965                  0.2%
#*   Craft Brew Alliance, Inc.                                               251,817              3,495,220                  0.0%
*    Cuisine Solutions, Inc.                                                 151,918                394,987                  0.0%
#*   Darling International, Inc.                                             110,311              1,941,474                  0.0%
#    Dean Foods Co.                                                        1,180,440             17,364,272                  0.2%
#*   Farmer Bros. Co.                                                          8,220                239,695                  0.0%
#    Fresh Del Monte Produce, Inc.                                         1,715,825             55,095,141                  0.5%
#    Ingles Markets, Inc. Class A                                            247,423              6,655,679                  0.1%
#    John B. Sanfilippo & Son, Inc.                                          214,706              7,976,328                  0.1%
*    Mannatech, Inc.                                                           3,084                 44,934                  0.0%
     MGP Ingredients, Inc.                                                   292,877              3,617,031                  0.0%
*    Natural Alternatives International, Inc.                                 94,109                576,888                  0.0%
#*   Nutraceutical International Corp.                                        62,390              1,402,527                  0.0%
#    Oil-Dri Corp. of America                                                 73,605              2,221,399                  0.0%
#*   Omega Protein Corp.                                                     582,017              8,410,146                  0.1%
#    Orchids Paper Products Co.                                                2,641                 75,955                  0.0%
#*   Pantry, Inc. (The)                                                      590,906             15,227,648                  0.1%
#*   Post Holdings, Inc.                                                     923,435             34,628,812                  0.3%
     Reliv International, Inc.                                                12,603                 15,250                  0.0%
#*   Revlon, Inc. Class A                                                     33,302              1,142,259                  0.0%
#    Roundy's, Inc.                                                           18,988                 63,989                  0.0%
*    Seaboard Corp.                                                           18,588             57,118,507                  0.5%
#*   Seneca Foods Corp. Class A                                               96,640              2,597,683                  0.0%
*    Seneca Foods Corp. Class B                                               24,265                733,410                  0.0%
#    Snyder's-Lance, Inc.                                                     90,722              2,702,608                  0.0%
     SpartanNash Co.                                                         969,304             21,722,103                  0.2%
     Spectrum Brands Holdings, Inc.                                          152,916             13,852,660                  0.1%
#*   TreeHouse Foods, Inc.                                                   107,177              9,128,265                  0.1%
#    Universal Corp.                                                         837,532             37,270,174                  0.3%
#    Weis Markets, Inc.                                                       15,020                670,493                  0.0%
                                                                                       --------------------   ------------------
Total Consumer Staples                                                                          359,263,209                  3.1%
                                                                                       --------------------   ------------------
Energy -- (8.3%)
     Adams Resources & Energy, Inc.                                          108,293              4,553,721                  0.0%
#    Alon USA Energy, Inc.                                                 1,546,971             24,813,415                  0.2%
#*   Alpha Natural Resources, Inc.                                         5,227,310             10,245,528                  0.1%
#*   American Eagle Energy Corp.                                               4,100                  7,134                  0.0%
#*   Approach Resources, Inc.                                                 23,097                228,660                  0.0%
*    Atwood Oceanics, Inc.                                                   171,346              6,965,215                  0.1%
*    Barnwell Industries, Inc.                                               142,853                365,704                  0.0%
#*   Basic Energy Services, Inc.                                             935,700             12,070,530                  0.1%
#*   Bill Barrett Corp.                                                      230,387              3,501,882                  0.0%
     Bolt Technology Corp.                                                     6,706                147,063                  0.0%
#    Bristow Group, Inc.                                                   1,356,710            100,260,869                  0.9%
#*   C&J Energy Services, Inc.                                               302,193              5,835,347                  0.1%
#*   Cal Dive International, Inc.                                            467,514                 46,751                  0.0%
#*   Callon Petroleum Co.                                                  1,001,781              6,571,683                  0.1%
#*   Clayton Williams Energy, Inc.                                             3,954                328,736                  0.0%
#*   Cloud Peak Energy, Inc.                                               1,434,523             17,171,240                  0.2%
#    Comstock Resources, Inc.                                              1,579,419             18,700,321                  0.2%
#*   Contango Oil & Gas Co.                                                  392,624             14,358,260                  0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Energy -- (Continued)
#    Dawson Geophysical Co.                                                  200,401   $          3,404,813                  0.0%
     Delek US Holdings, Inc.                                               1,710,914             57,982,875                  0.5%
#    DHT Holdings, Inc.                                                      154,071              1,026,113                  0.0%
#*   Emerald Oil, Inc.                                                        27,559                 87,638                  0.0%
#    Energy XXI Bermuda, Ltd.                                              1,320,781             10,156,806                  0.1%
*    Era Group, Inc.                                                         511,786             11,970,675                  0.1%
*    Escalera Resources Co.                                                   81,571                 92,175                  0.0%
     Evolution Petroleum Corp.                                                17,477                165,332                  0.0%
#    Exterran Holdings, Inc.                                               2,454,125             96,520,736                  0.8%
#*   Forbes Energy Services, Ltd.                                              1,755                  5,054                  0.0%
*    Forum Energy Technologies, Inc.                                          51,342              1,401,637                  0.0%
#*   Gastar Exploration, Inc.                                                 99,227                396,908                  0.0%
#    Green Plains, Inc.                                                    1,156,520             39,552,984                  0.3%
#    Gulf Island Fabrication, Inc.                                           270,355              5,715,305                  0.1%
#    Gulfmark Offshore, Inc. Class A                                         870,027             26,240,014                  0.2%
#*   Halcon Resources Corp.                                                  221,233                688,035                  0.0%
#*   Harvest Natural Resources, Inc.                                       1,085,710              4,038,841                  0.0%
*    Helix Energy Solutions Group, Inc.                                    3,813,585            101,593,904                  0.9%
#*   Hercules Offshore, Inc.                                               5,192,933              8,568,339                  0.1%
#*   Hornbeck Offshore Services, Inc.                                      1,367,870             41,938,894                  0.4%
#*   ION Geophysical Corp.                                                   281,734                788,855                  0.0%
#*   Key Energy Services, Inc.                                             4,014,424             12,203,849                  0.1%
#*   Magnum Hunter Resources Corp.                                            86,057                399,305                  0.0%
#*   McDermott International, Inc.                                         4,131,158             15,863,647                  0.1%
*    Mexco Energy Corp.                                                          733                  4,361                  0.0%
#*   Midstates Petroleum Co., Inc.                                            15,989                 47,487                  0.0%
*    Mitcham Industries, Inc.                                                209,517              2,137,073                  0.0%
*    Natural Gas Services Group, Inc.                                        307,337              7,907,781                  0.1%
#*   Newpark Resources, Inc.                                               1,876,681             21,450,464                  0.2%
#*   Northern Oil and Gas, Inc.                                            1,441,460             16,288,498                  0.1%
#*   Overseas Shipholding Group, Inc.                                        776,519              3,999,073                  0.0%
#*   Pacific Drilling SA                                                     375,919              2,736,690                  0.0%
#*   Parker Drilling Co.                                                   3,565,791             15,832,112                  0.1%
#    PBF Energy, Inc. Class A                                                325,615              8,488,783                  0.1%
*    PDC Energy, Inc.                                                        601,311             26,289,317                  0.2%
#*   Penn Virginia Corp.                                                   2,226,895             19,084,490                  0.2%
#*   PHI, Inc. Non-Voting                                                    313,704             14,035,117                  0.1%
*    PHI, Inc. Voting                                                          1,686                 71,672                  0.0%
*    Pioneer Energy Services Corp.                                         1,907,098             17,507,160                  0.2%
#*   Renewable Energy Group, Inc.                                            770,636              8,114,797                  0.1%
#*   REX American Resources Corp.                                            234,850             17,087,686                  0.2%
#*   Rex Energy Corp.                                                        226,737              1,777,618                  0.0%
#*   Rosetta Resources, Inc.                                                 314,546             11,962,184                  0.1%
     Rowan Cos. P.L.C. Class A                                                53,119              1,289,198                  0.0%
#*   SandRidge Energy, Inc.                                                  455,669              1,777,109                  0.0%
#    Scorpio Tankers, Inc.                                                   437,457              3,819,000                  0.0%
#*   SEACOR Holdings, Inc.                                                   620,075             51,125,184                  0.4%
#    Ship Finance International, Ltd.                                        244,678              4,206,015                  0.0%
#*   Steel Excel, Inc.                                                       421,014             12,840,927                  0.1%
#*   Stone Energy Corp.                                                    1,185,752             29,050,924                  0.3%
     Superior Energy Services, Inc.                                          915,588             23,027,038                  0.2%
#*   Swift Energy Co.                                                        867,842              5,944,718                  0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Energy -- (Continued)
#*   Synthesis Energy Systems, Inc.                                            1,263   $              1,301                  0.0%
#    Teekay Tankers, Ltd. Class A                                             15,505                 65,741                  0.0%
#    Tesco Corp.                                                             695,075             13,234,228                  0.1%
#*   TETRA Technologies, Inc.                                              1,531,462             14,594,833                  0.1%
*    TGC Industries, Inc.                                                     92,704                291,091                  0.0%
#    Tidewater, Inc.                                                         465,811             17,174,452                  0.2%
#*   Triangle Petroleum Corp.                                              1,601,451             12,411,245                  0.1%
*    Unit Corp.                                                              379,169             18,359,363                  0.2%
#*   US Energy Corp. Wyoming                                                  10,022                 26,157                  0.0%
#*   Vaalco Energy, Inc.                                                     589,480              4,373,942                  0.0%
#    W&T Offshore, Inc.                                                      931,769              8,469,780                  0.1%
#*   Warren Resources, Inc.                                                  927,466              3,209,032                  0.0%
     Western Refining, Inc.                                                  639,915             29,173,725                  0.3%
#*   Westmoreland Coal Co.                                                    68,170              2,492,977                  0.0%
*    Willbros Group, Inc.                                                    171,061              1,004,128                  0.0%
#    World Fuel Services Corp.                                                25,037              1,032,526                  0.0%
                                                                                       --------------------   ------------------
Total Energy                                                                                  1,120,791,790                  9.7%
                                                                                       --------------------   ------------------
Financials -- (22.2%)
*    1st Constitution Bancorp                                                 17,947                199,301                  0.0%
#    1st Source Corp.                                                        594,494             18,601,717                  0.2%
#    1st United Bancorp, Inc.                                                 88,107                779,747                  0.0%
#*   A-Mark Precious Metals, Inc.                                             78,247                823,941                  0.0%
#    Access National Corp.                                                    39,281                661,885                  0.0%
#    Alexander & Baldwin, Inc.                                               616,521             24,679,336                  0.2%
     Alliance Bancorp, Inc. of Pennsylvania                                    2,078                 34,266                  0.0%
#*   Altisource Asset Management Corp.                                        18,447              9,961,380                  0.1%
#*   Ambac Financial Group, Inc.                                              83,886              1,919,312                  0.0%
     Ameriana Bancorp                                                         34,757                588,784                  0.0%
#    American Equity Investment Life Holding Co.                           2,251,258             58,104,969                  0.5%
*    American Independence Corp.                                               8,517                 93,602                  0.0%
#    American National Bankshares, Inc.                                          600                 14,520                  0.0%
     American National Insurance Co.                                           5,817                663,603                  0.0%
*    American River Bankshares                                               142,147              1,350,397                  0.0%
     Ameris Bancorp                                                          200,892              4,982,122                  0.1%
#    AmeriServ Financial, Inc.                                               323,958              1,020,468                  0.0%
#    Argo Group International Holdings, Ltd.                               1,019,162             56,869,240                  0.5%
     Aspen Insurance Holdings, Ltd.                                        1,361,886             59,419,086                  0.5%
#    Associated Banc-Corp                                                  1,712,773             32,200,132                  0.3%
*    Asta Funding, Inc.                                                      222,408              1,874,899                  0.0%
     Astoria Financial Corp.                                               2,384,176             31,351,914                  0.3%
     Atlantic American Corp.                                                 238,675                921,286                  0.0%
#*   Atlantic Coast Financial Corp.                                           17,186                 70,806                  0.0%
#*   Atlanticus Holdings Corp.                                               262,883                368,036                  0.0%
#*   AV Homes, Inc.                                                          231,572              3,471,264                  0.0%
#    Baldwin & Lyons, Inc. Class A                                             3,124                 76,600                  0.0%
#    Baldwin & Lyons, Inc. Class B                                           368,143              9,910,410                  0.1%
     Banc of California, Inc.                                                122,736              1,444,603                  0.0%
     Bancorp of New Jersey, Inc.                                                 400                  4,818                  0.0%
#*   Bancorp, Inc.                                                           207,040              1,958,598                  0.0%
#    BancorpSouth, Inc.                                                      355,964              8,197,851                  0.1%
     Bank Mutual Corp.                                                       245,390              1,617,120                  0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     Bank of Commerce Holdings                                                15,477   $             93,636                  0.0%
#    BankFinancial Corp.                                                     524,139              6,252,978                  0.1%
     Banner Corp.                                                             95,375              4,122,108                  0.0%
     Bar Harbor Bankshares                                                       795                 23,135                  0.0%
     BBCN Bancorp, Inc.                                                        1,373                 19,414                  0.0%
#*   BBX Capital Corp. Class A                                               266,322              4,900,325                  0.1%
     BCB Bancorp, Inc.                                                        25,972                334,779                  0.0%
#*   Bear State Financial, Inc.                                              103,884                931,839                  0.0%
*    Beneficial Mutual Bancorp, Inc.                                           7,075                 95,017                  0.0%
     Berkshire Bancorp, Inc.                                                   4,650                 38,944                  0.0%
#    Berkshire Hills Bancorp, Inc.                                           585,741             15,100,403                  0.1%
     BNC Bancorp                                                               5,899                100,342                  0.0%
*    BNCCORP, Inc.                                                            29,762                535,716                  0.0%
#    Boston Private Financial Holdings, Inc.                                 337,789              4,441,925                  0.0%
#*   Bridge Capital Holdings                                                  30,670                739,760                  0.0%
#    Brookline Bancorp, Inc.                                               1,227,274             11,769,558                  0.1%
     C&F Financial Corp.                                                      14,960                513,726                  0.0%
#    Calamos Asset Management, Inc. Class A                                  167,512              2,294,914                  0.0%
     California First National Bancorp                                       142,816              2,156,522                  0.0%
#    Camden National Corp.                                                     2,689                110,007                  0.0%
#    Cape Bancorp, Inc.                                                       36,671                326,739                  0.0%
#*   Capital Bank Financial Corp. Class A                                     93,322              2,416,107                  0.0%
#    Capital City Bank Group, Inc.                                            62,436                943,408                  0.0%
#    Capital Southwest Corp.                                                 127,510              4,674,517                  0.0%
#    Capitol Federal Financial, Inc.                                       1,999,246             25,610,341                  0.2%
*    Carolina Bank Holdings, Inc.                                              4,214                 39,864                  0.0%
#*   Cascade Bancorp                                                         348,121              1,778,898                  0.0%
#    Cash America International, Inc.                                        448,592             22,048,297                  0.2%
#    Cathay General Bancorp                                                1,121,189             29,610,601                  0.3%
#    Centerstate Banks, Inc.                                                  43,628                507,830                  0.0%
#    Central Pacific Financial Corp.                                          92,291              1,744,300                  0.0%
#    Century Bancorp, Inc. Class A                                            19,731                749,383                  0.0%
     Chemical Financial Corp.                                                674,385             20,083,185                  0.2%
#    Chicopee Bancorp, Inc.                                                   38,643                575,394                  0.0%
     Citizens Community Bancorp, Inc.                                         42,530                378,517                  0.0%
*    Citizens First Corp.                                                      5,422                 62,353                  0.0%
#*   Citizens, Inc.                                                            4,630                 33,753                  0.0%
#    Clifton Bancorp, Inc.                                                    18,102                235,688                  0.0%
     CNO Financial Group, Inc.                                             8,472,447            153,605,464                  1.3%
#    CoBiz Financial, Inc.                                                    41,975                504,540                  0.0%
     Codorus Valley Bancorp, Inc.                                             17,523                378,857                  0.0%
*    Colonial Financial Services, Inc.                                         4,224                 54,870                  0.0%
*    Colony Bankcorp, Inc.                                                    12,037                 84,259                  0.0%
#    Columbia Banking System, Inc.                                           493,144             13,699,540                  0.1%
*    Community Bankers Trust Corp.                                               300                  1,320                  0.0%
     Community West Bancshares                                                23,717                152,975                  0.0%
*    CommunityOne Bancorp                                                        998                 10,619                  0.0%
#*   Consumer Portfolio Services, Inc.                                       314,416              2,219,777                  0.0%
#*   Cowen Group, Inc. Class A                                             1,408,515              5,690,401                  0.1%
#*   Customers Bancorp, Inc.                                                  15,215                290,607                  0.0%
#    Dime Community Bancshares, Inc.                                          53,698                845,744                  0.0%
#    Donegal Group, Inc. Class A                                             491,740              7,779,327                  0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#           Donegal Group, Inc. Class B                                       54,693   $          1,148,553                  0.0%
            Eagle Bancorp Montana, Inc.                                        1,125                 12,038                  0.0%
*           Eastern Virginia Bankshares, Inc.                                 22,219                137,536                  0.0%
#           EMC Insurance Group, Inc.                                        293,400              9,400,536                  0.1%
            Employers Holdings, Inc.                                          25,231                514,460                  0.0%
            Endurance Specialty Holdings, Ltd.                             1,449,804             84,016,142                  0.7%
#*          Enstar Group, Ltd.                                                 5,325                788,473                  0.0%
#           Enterprise Bancorp, Inc.                                           4,006                 94,261                  0.0%
#           Enterprise Financial Services Corp.                               90,618              1,708,149                  0.0%
#           ESB Financial Corp.                                               44,352                827,608                  0.0%
            ESSA Bancorp, Inc.                                               176,522              2,028,238                  0.0%
            Evans Bancorp, Inc.                                                5,783                134,426                  0.0%
#*          Ezcorp, Inc. Class A                                             458,927              5,176,697                  0.1%
#*          Farmers Capital Bank Corp.                                        57,164              1,282,760                  0.0%
#           FBL Financial Group, Inc. Class A                                791,367             39,235,976                  0.3%
#           Federal Agricultural Mortgage Corp. Class A                        3,592                 88,004                  0.0%
#           Federal Agricultural Mortgage Corp. Class C                      249,245              8,299,859                  0.1%
            Federated National Holding Co.                                   169,778              5,680,772                  0.1%
#           Fidelity Southern Corp.                                           38,324                588,273                  0.0%
#           Financial Institutions, Inc.                                     186,491              4,688,384                  0.0%
*           First Acceptance Corp.                                           865,637              2,216,031                  0.0%
#           First American Financial Corp.                                 2,056,410             62,350,351                  0.5%
            First Bancorp of Indiana, Inc.                                     5,430                 82,916                  0.0%
#           First Bancorp, Inc.                                                  658                 11,640                  0.0%
*           First BanCorp.(318672706)                                        854,913              4,454,097                  0.0%
#           First Bancorp.(318910106)                                         89,814              1,627,430                  0.0%
#*          First Bancshares, Inc.                                            22,105                154,072                  0.0%
            First Bancshares, Inc. (The)                                       2,580                 38,803                  0.0%
#           First Business Financial Services, Inc.                           23,772              1,115,620                  0.0%
            First Citizens BancShares, Inc. Class A                           23,645              5,939,860                  0.1%
#           First Commonwealth Financial Corp.                             2,313,718             21,633,263                  0.2%
#           First Community Bancshares, Inc.                                  96,615              1,581,588                  0.0%
#           First Connecticut Bancorp, Inc.                                    8,575                134,113                  0.0%
            First Defiance Financial Corp.                                   207,337              6,350,732                  0.1%
            First Federal of Northern Michigan Bancorp, Inc.                  31,310                153,106                  0.0%
#           First Financial Corp.                                            162,018              5,618,784                  0.1%
#           First Financial Northwest, Inc.                                  230,042              2,668,487                  0.0%
*           First Financial Service Corp.                                     16,049                 59,381                  0.0%
            First Interstate Bancsystem, Inc.                                343,447             10,076,735                  0.1%
#*          First Marblehead Corp. (The)                                      17,819                 44,013                  0.0%
            First Merchants Corp.                                            882,045             19,978,319                  0.2%
            First Midwest Bancorp, Inc.                                    1,448,846             24,326,124                  0.2%
            First Niagara Financial Group, Inc.                              606,904              4,545,711                  0.0%
(Degree)*   First Place Financial Corp.                                      203,821                     20                  0.0%
            First South Bancorp, Inc.                                          8,902                 73,442                  0.0%
*           First United Corp.                                                70,785                605,212                  0.0%
            First West Virginia Bancorp                                        9,474                189,385                  0.0%
#           FirstMerit Corp.                                                 426,318              7,822,935                  0.1%
#*          Flagstar Bancorp, Inc.                                           301,083              4,733,025                  0.0%
#           Flushing Financial Corp.                                         399,420              8,044,319                  0.1%
#           FNB Corp.                                                      1,740,410             22,259,844                  0.2%
#*          Forestar Group, Inc.                                             177,129              3,090,901                  0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
*    Fortegra Financial Corp.                                                  4,128   $             40,785                  0.0%
#    Fox Chase Bancorp, Inc.                                                  41,671                682,571                  0.0%
#*   Franklin Financial Corp.                                                 20,766                431,102                  0.0%
     Fulton Financial Corp.                                                3,609,117             42,876,310                  0.4%
#    Gain Capital Holdings, Inc.                                               2,474                 21,177                  0.0%
*    GAINSCO, Inc.                                                               100                  1,050                  0.0%
#    GFI Group, Inc.                                                         209,199              1,150,595                  0.0%
#*   Global Indemnity P.L.C.                                                 257,650              7,466,697                  0.1%
#    Great Southern Bancorp, Inc.                                              4,777                181,574                  0.0%
#*   Greenlight Capital Re, Ltd. Class A                                     155,321              5,040,166                  0.1%
#    Griffin Land & Nurseries, Inc.                                           20,232                529,067                  0.0%
#    Guaranty Bancorp                                                        112,907              1,780,543                  0.0%
     Guaranty Federal Bancshares, Inc.                                        32,452                411,978                  0.0%
*    Hallmark Financial Services, Inc.                                       448,242              5,226,502                  0.1%
     Hampden Bancorp, Inc.                                                     9,957                171,260                  0.0%
     Hancock Holding Co.                                                     322,696             11,355,672                  0.1%
#    Hanover Insurance Group, Inc. (The)                                   1,202,555             80,499,032                  0.7%
     Harleysville Savings Financial Corp.                                     14,292                240,820                  0.0%
     Hawthorn Bancshares, Inc.                                                29,321                403,457                  0.0%
#    Heartland Financial USA, Inc.                                             7,274                193,488                  0.0%
     Heritage Commerce Corp.                                                 237,542              2,066,615                  0.0%
#    Heritage Financial Corp.                                                 60,088              1,054,544                  0.0%
     Heritage Financial Group, Inc.                                           11,730                248,559                  0.0%
     HF Financial Corp.                                                      127,909              1,738,283                  0.0%
*    Hilltop Holdings, Inc.                                                1,305,463             28,759,350                  0.3%
     Hingham Institution for Savings                                           1,857                153,611                  0.0%
*    HMN Financial, Inc.                                                     102,799              1,332,275                  0.0%
*    Home Bancorp, Inc.                                                        6,475                147,565                  0.0%
#    HomeStreet, Inc.                                                         21,057                366,813                  0.0%
#*   HomeTrust Bancshares, Inc.                                               37,577                580,565                  0.0%
     HopFed Bancorp, Inc.                                                     72,033                824,058                  0.0%
     Horace Mann Educators Corp.                                             942,774             28,669,757                  0.3%
#    Horizon Bancorp                                                          19,548                502,775                  0.0%
#    Iberiabank Corp.                                                        304,205             20,947,556                  0.2%
#*   Imperial Holdings, Inc.                                                  71,283                446,944                  0.0%
#    Independence Holding Co.                                                283,929              4,017,595                  0.0%
#    Independent Bank Corp.                                                   44,809                540,845                  0.0%
#    Infinity Property & Casualty Corp.                                      466,507             34,059,676                  0.3%
#    International Bancshares Corp.                                          821,926             23,318,041                  0.2%
     Intervest Bancshares Corp. Class A                                      174,269              1,699,123                  0.0%
#*   INTL. FCStone, Inc.                                                      20,728                375,177                  0.0%
*    Investment Technology Group, Inc.                                       341,572              6,124,386                  0.1%
     Investors Title Co.                                                      43,302              3,245,485                  0.0%
*    Jacksonville Bancorp, Inc.                                                  625                  6,688                  0.0%
#    Janus Capital Group, Inc.                                             2,759,995             41,372,325                  0.4%
     JMP Group, Inc.                                                          52,749                385,068                  0.0%
*    KCG Holdings, Inc. Class A                                              351,422              3,746,159                  0.0%
#    Kemper Corp.                                                          1,693,849             62,418,336                  0.5%
     Lake Shore Bancorp, Inc.                                                    697                  9,653                  0.0%
     Lakeland Bancorp, Inc.                                                  181,708              1,996,971                  0.0%
     Landmark Bancorp, Inc.                                                   25,597                611,768                  0.0%
     LNB Bancorp, Inc.                                                       215,712              3,028,596                  0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     Louisiana Bancorp, Inc.                                                   1,005   $             20,984                  0.0%
     LSB Financial Corp.                                                      14,699                640,582                  0.0%
#    Macatawa Bank Corp.                                                     152,054                792,201                  0.0%
*    Magyar Bancorp, Inc.                                                     36,773                319,557                  0.0%
#    Maiden Holdings, Ltd.                                                 1,406,524             16,807,962                  0.2%
#    MainSource Financial Group, Inc.                                        512,258              9,317,973                  0.1%
*    Malvern Bancorp, Inc.                                                     1,888                 21,183                  0.0%
     Marlin Business Services Corp.                                          345,056              7,294,484                  0.1%
#*   Maui Land & Pineapple Co., Inc.                                          12,148                 74,224                  0.0%
#    MB Financial, Inc.                                                    1,610,565             50,813,326                  0.4%
*    MBIA, Inc.                                                            6,839,686             66,755,335                  0.6%
*    MBT Financial Corp.                                                     358,206              1,665,658                  0.0%
#    Meadowbrook Insurance Group, Inc.                                     1,515,118              9,651,302                  0.1%
#    Medallion Financial Corp.                                               161,864              1,869,529                  0.0%
#    Mercantile Bank Corp.                                                   202,647              3,998,225                  0.0%
#    Meta Financial Group, Inc.                                               49,599              1,860,458                  0.0%
#*   Metro Bancorp, Inc.                                                     401,510             10,053,810                  0.1%
     MicroFinancial, Inc.                                                    223,912              1,878,622                  0.0%
     Mid Penn Bancorp, Inc.                                                    4,664                 72,245                  0.0%
#    MidWestOne Financial Group, Inc.                                         16,034                427,787                  0.0%
#    Montpelier Re Holdings, Ltd.                                          1,977,273             65,526,827                  0.6%
*    MSB Financial Corp.                                                       3,087                 27,906                  0.0%
     MutualFirst Financial, Inc.                                             140,766              3,061,661                  0.0%
#    National Bank Holdings Corp. Class A                                     45,567                892,658                  0.0%
     National Penn Bancshares, Inc.                                        1,223,406             12,588,850                  0.1%
     National Security Group, Inc. (The)                                      11,290                153,657                  0.0%
#    National Western Life Insurance Co. Class A                              65,017             17,619,607                  0.2%
*    Naugatuck Valley Financial Corp.                                          3,280                 26,076                  0.0%
#*   Navigators Group, Inc. (The)                                            465,338             31,684,864                  0.3%
#    NBT Bancorp, Inc.                                                        25,736                660,900                  0.0%
     Nelnet, Inc. Class A                                                    453,189             21,567,265                  0.2%
#    New Hampshire Thrift Bancshares, Inc.                                    90,405              1,430,207                  0.0%
#*   NewBridge Bancorp                                                       250,514              2,227,069                  0.0%
#*   NewStar Financial, Inc.                                                 494,967              6,771,149                  0.1%
     Nicholas Financial, Inc.                                                 12,652                154,481                  0.0%
     Northeast Bancorp                                                        13,957                125,753                  0.0%
     Northeast Community Bancorp, Inc.                                        10,981                 76,867                  0.0%
#    Northfield Bancorp, Inc.                                                398,991              5,681,632                  0.1%
#    Northrim BanCorp, Inc.                                                  137,999              3,988,171                  0.0%
     Northway Financial, Inc.                                                  7,359                149,020                  0.0%
#    Northwest Bancshares, Inc.                                            2,006,070             25,737,878                  0.2%
#    Norwood Financial Corp.                                                     504                 14,601                  0.0%
#    Ocean Shore Holding Co.                                                  18,712                269,453                  0.0%
#    OFG Bancorp                                                           1,100,440             17,133,851                  0.2%
#    Old Line Bancshares, Inc.                                                39,695                634,326                  0.0%
     Old National Bancorp                                                  1,218,083             17,723,108                  0.2%
#*   Old Second Bancorp, Inc.                                                317,787              1,525,378                  0.0%
     OmniAmerican Bancorp, Inc.                                                8,717                235,708                  0.0%
#    OneBeacon Insurance Group, Ltd. Class A                                  74,768              1,191,054                  0.0%
#    Oppenheimer Holdings, Inc. Class A                                       74,907              1,838,967                  0.0%
#    Oritani Financial Corp.                                                   5,229                 77,232                  0.0%
#    Pacific Continental Corp.                                                44,636                643,651                  0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
*         Pacific Mercantile Bancorp                                         131,335   $            924,598                  0.0%
#*        Pacific Premier Bancorp, Inc.                                      119,828              1,940,015                  0.0%
#         PacWest Bancorp                                                    666,803             28,445,816                  0.3%
          Park Sterling Corp.                                                717,464              5,495,774                  0.1%
#*        Patriot National Bancorp, Inc.                                      76,824                141,356                  0.0%
          Peoples Bancorp                                                     14,576                352,010                  0.0%
#         Peoples Bancorp of North Carolina, Inc.                             32,318                565,565                  0.0%
#         Peoples Bancorp, Inc.                                              290,320              7,156,388                  0.1%
#*        PHH Corp.                                                        2,039,058             48,305,284                  0.4%
#*        Phoenix Cos., Inc. (The)                                           103,253              6,129,098                  0.1%
#*        PICO Holdings, Inc.                                                 96,774              2,138,705                  0.0%
#         Pinnacle Financial Partners, Inc.                                  534,210             20,941,032                  0.2%
#*        Piper Jaffray Cos.                                                 341,899             19,303,618                  0.2%
          Platinum Underwriters Holdings, Ltd.                               978,955             61,311,952                  0.5%
*         Popular, Inc.                                                      778,942             24,832,671                  0.2%
#*        Porter Bancorp, Inc.                                                 8,106                  5,684                  0.0%
#         Preferred Bank                                                      35,862                953,212                  0.0%
          Premier Financial Bancorp, Inc.                                    154,104              2,245,295                  0.0%
#         PrivateBancorp, Inc.                                               298,613              9,651,172                  0.1%
          ProAssurance Corp.                                                 196,563              9,195,217                  0.1%
          Protective Life Corp.                                              106,626              7,429,700                  0.1%
          Provident Financial Holdings, Inc.                                 194,169              2,830,984                  0.0%
#         Provident Financial Services, Inc.                               2,299,636             41,922,364                  0.4%
#         Prudential Bancorp, Inc.                                                94                  1,140                  0.0%
*         PSB Holdings, Inc.                                                   2,619                 20,062                  0.0%
          Pulaski Financial Corp.                                            233,961              2,800,513                  0.0%
*         QC Holdings, Inc.                                                    1,979                  3,364                  0.0%
          QCR Holdings, Inc.                                                   2,479                 44,002                  0.0%
#         Renasant Corp.                                                     552,381             16,654,287                  0.2%
#         Republic Bancorp, Inc. Class A                                      15,952                386,836                  0.0%
*         Republic First Bancorp, Inc.                                        77,655                308,290                  0.0%
#         Resource America, Inc. Class A                                     460,490              4,393,075                  0.0%
*         Riverview Bancorp, Inc.                                            460,438              1,873,983                  0.0%
*         Royal Bancshares of Pennsylvania, Inc. Class A                      16,564                 30,975                  0.0%
#         S&T Bancorp, Inc.                                                   12,633                348,544                  0.0%
#*        Safeguard Scientifics, Inc.                                        245,411              4,895,949                  0.1%
          Safety Insurance Group, Inc.                                       424,003             26,449,307                  0.2%
#         Salisbury Bancorp, Inc.                                              3,107                 85,287                  0.0%
#         Sandy Spring Bancorp, Inc.                                         332,975              8,590,755                  0.1%
          SB Financial Group, Inc.                                            33,863                309,508                  0.0%
#*        Security National Financial Corp. Class A                           12,981                 64,775                  0.0%
*         Select Bancorp, Inc.                                                40,342                273,115                  0.0%
          Selective Insurance Group, Inc.                                  1,868,331             48,240,306                  0.4%
#*        Shore Bancshares, Inc.                                              10,316                 94,701                  0.0%
          SI Financial Group, Inc.                                             8,587                 94,800                  0.0%
*         Siebert Financial Corp.                                             50,658                110,941                  0.0%
#         Sierra Bancorp                                                     218,146              3,743,385                  0.0%
#         Simmons First National Corp. Class A                                35,643              1,496,650                  0.0%
          Simplicity Bancorp, Inc.                                             9,042                149,826                  0.0%
          South State Corp.                                                   14,337                864,664                  0.0%
#*        Southcoast Financial Corp.                                         123,556                857,479                  0.0%
(Degree)# Southern Community Financial Corp.                                 226,834                209,980                  0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
*    Southern First Bancshares, Inc.                                          67,157   $            976,463                  0.0%
     Southern Missouri Bancorp, Inc.                                             384                 14,196                  0.0%
#    Southern National Bancorp of Virginia, Inc.                               5,903                 68,357                  0.0%
     Southwest Bancorp, Inc.                                                 378,182              6,818,621                  0.1%
     Southwest Georgia Financial Corp.                                         1,652                 22,302                  0.0%
     StanCorp Financial Group, Inc.                                          765,879             53,274,543                  0.5%
#    State Auto Financial Corp.                                              824,944             17,266,078                  0.2%
#    Sterling Bancorp                                                      1,208,631             16,993,352                  0.2%
#    Stewart Information Services Corp.                                      645,728             22,807,113                  0.2%
#*   Stratus Properties, Inc.                                                122,308              1,690,297                  0.0%
#    Suffolk Bancorp                                                           3,646                 83,712                  0.0%
#    Summit State Bank                                                         8,558                110,313                  0.0%
#*   Sun Bancorp, Inc.                                                       118,365              2,390,973                  0.0%
     Susquehanna Bancshares, Inc.                                          6,432,807             63,105,837                  0.6%
     Sussex Bancorp                                                           30,750                309,038                  0.0%
*    SWS Group, Inc.                                                           1,900                 14,041                  0.0%
     Symetra Financial Corp.                                               1,798,965             42,635,471                  0.4%
     Synovus Financial Corp.                                                 905,350             22,959,676                  0.2%
#    Territorial Bancorp, Inc.                                                13,340                286,543                  0.0%
     Timberland Bancorp, Inc.                                                186,434              1,968,743                  0.0%
#    Tompkins Financial Corp.                                                     89                  4,468                  0.0%
#    Towne Bank                                                               86,026              1,304,154                  0.0%
#*   Transcontinental Realty Investors, Inc.                                   1,274                 14,651                  0.0%
#*   Tree.com, Inc.                                                          122,196              4,520,030                  0.0%
     Trico Bancshares                                                          3,602                 94,733                  0.0%
#*   Trinity Place Holdings, Inc.                                            366,813              2,112,843                  0.0%
*    TriState Capital Holdings, Inc.                                           3,223                 31,424                  0.0%
#    Trustmark Corp.                                                         410,804              9,994,861                  0.1%
     Umpqua Holdings Corp.                                                 4,077,772             71,768,787                  0.6%
*    Unico American Corp.                                                    145,800              1,697,112                  0.0%
#    Union Bankshares Corp.                                                  673,643             15,143,495                  0.1%
     United Bancshares, Inc.                                                   9,093                134,758                  0.0%
     United Community Bancorp                                                  2,815                 33,583                  0.0%
     United Community Banks, Inc.                                            163,415              2,946,372                  0.0%
#    United Community Financial Corp.                                        532,352              2,725,642                  0.0%
     United Financial Bancorp, Inc.                                          344,427              4,832,311                  0.0%
#    United Fire Group, Inc.                                                 861,095             27,968,366                  0.3%
*    United Security Bancshares                                               44,950                253,968                  0.0%
     Unity Bancorp, Inc.                                                      57,080                522,853                  0.0%
#    Universal Insurance Holdings, Inc.                                      182,764              3,198,370                  0.0%
#    Univest Corp. of Pennsylvania                                            25,777                528,944                  0.0%
#    Valley National Bancorp                                                  74,587                744,378                  0.0%
#    VSB Bancorp, Inc.                                                           833                  9,850                  0.0%
#*   Walker & Dunlop, Inc.                                                    33,856                545,420                  0.0%
*    Walter Investment Management Corp.                                       10,096                229,381                  0.0%
#    Washington Federal, Inc.                                              2,520,952             55,032,382                  0.5%
#    Waterstone Financial, Inc.                                              164,422              2,012,525                  0.0%
     Wayne Savings Bancshares, Inc.                                           22,033                283,124                  0.0%
#    Webster Financial Corp.                                               2,558,326             80,177,937                  0.7%
#    WesBanco, Inc.                                                          744,184             25,644,581                  0.2%
#    West Bancorporation, Inc.                                                74,767              1,239,637                  0.0%
     Westfield Financial, Inc.                                               393,351              2,780,992                  0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#    Wintrust Financial Corp.                                              1,440,940   $         66,744,341                  0.6%
#    WSFS Financial Corp.                                                      7,780                611,897                  0.0%
     WVS Financial Corp.                                                       1,740                 19,010                  0.0%
*    Yadkin Financial Corp.                                                   22,887                444,237                  0.0%
                                                                                       --------------------   ------------------
Total Financials                                                                              2,998,815,317                 26.0%
                                                                                       --------------------   ------------------
Health Care -- (5.0%)
#*   Addus HomeCare Corp.                                                     22,929                455,599                  0.0%
#*   Affymetrix, Inc.                                                        440,721              3,970,896                  0.0%
#*   Albany Molecular Research, Inc.                                         873,537             20,318,471                  0.2%
*    Alere, Inc.                                                             994,495             39,749,965                  0.4%
#*   Allied Healthcare Products, Inc.                                        207,331                389,782                  0.0%
*    Almost Family, Inc.                                                      71,507              2,105,166                  0.0%
#*   Alphatec Holdings, Inc.                                                 194,191                295,170                  0.0%
#*   Amedisys, Inc.                                                          520,988             13,597,787                  0.1%
*    American Shared Hospital Services                                        87,469                189,808                  0.0%
#*   Amsurg Corp.                                                            585,359             31,615,240                  0.3%
#*   AngioDynamics, Inc.                                                     825,292             14,029,964                  0.1%
#*   Anika Therapeutics, Inc.                                                150,003              6,021,120                  0.1%
*    Arrhythmia Research Technology, Inc.                                      5,407                 34,875                  0.0%
#*   Bioanalytical Systems, Inc.                                               9,691                 22,289                  0.0%
#*   BioScrip, Inc.                                                          934,593              6,037,471                  0.1%
#*   BioTelemetry, Inc.                                                      221,708              1,860,130                  0.0%
#*   Capital Senior Living Corp.                                             371,023              8,348,018                  0.1%
     CONMED Corp.                                                            831,122             34,898,813                  0.3%
#*   Cross Country Healthcare, Inc.                                          934,176              9,033,482                  0.1%
#    CryoLife, Inc.                                                          387,789              3,978,715                  0.0%
#*   Cumberland Pharmaceuticals, Inc.                                         34,176                167,462                  0.0%
*    Cutera, Inc.                                                            388,502              4,079,271                  0.0%
#*   Cynosure, Inc. Class A                                                   27,719                701,014                  0.0%
     Daxor Corp.                                                               8,579                 55,034                  0.0%
     Digirad Corp.                                                           253,185              1,088,696                  0.0%
#*   Emergent Biosolutions, Inc.                                             110,333              2,495,732                  0.0%
     Ensign Group, Inc. (The)                                                  6,819                264,032                  0.0%
#*   Enzo Biochem, Inc.                                                      497,886              2,598,965                  0.0%
*    Exactech, Inc.                                                           15,787                336,263                  0.0%
*    Five Star Quality Care, Inc.                                            996,370              4,115,008                  0.0%
*    Gentiva Health Services, Inc.                                           498,385              9,818,184                  0.1%
*    Greatbatch, Inc.                                                        593,371             29,781,290                  0.3%
#*   Hanger, Inc.                                                            103,206              2,469,720                  0.0%
#*   Harvard Apparatus Regenerative Technology, Inc.                          43,963                276,088                  0.0%
*    Harvard Bioscience, Inc.                                                190,105                912,504                  0.0%
*    Health Net, Inc.                                                        711,470             33,801,940                  0.3%
#*   Healthways, Inc.                                                        410,330              6,360,115                  0.1%
*    ICU Medical, Inc.                                                         5,994                424,975                  0.0%
#    Invacare Corp.                                                          705,366             11,081,300                  0.1%
#*   Iridex Corp.                                                             60,213                470,866                  0.0%
     Kewaunee Scientific Corp.                                                68,740              1,196,076                  0.0%
     Kindred Healthcare, Inc.                                              1,543,209             33,564,796                  0.3%
#*   Lannett Co., Inc.                                                        76,215              4,322,915                  0.1%
#    LeMaitre Vascular, Inc.                                                  72,587                531,337                  0.0%
#*   LHC Group, Inc.                                                          98,935              2,409,067                  0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
*           LifePoint Hospitals, Inc.                                      1,892,213   $        132,454,910                  1.2%
#*          Magellan Health Services, Inc.                                   445,919             26,987,018                  0.2%
*           MedAssets, Inc.                                                   17,474                378,487                  0.0%
(Degree)#*  MedCath Corp.                                                    622,045                     --                  0.0%
#*          MediciNova, Inc.                                                  18,700                 66,759                  0.0%
#*          Merit Medical Systems, Inc.                                      152,749              2,314,147                  0.0%
*           Misonix, Inc.                                                    131,503              1,756,880                  0.0%
#*          Molina Healthcare, Inc.                                          186,614              9,076,905                  0.1%
            National Healthcare Corp.                                            400                 24,124                  0.0%
#*          Natus Medical, Inc.                                               75,052              2,551,768                  0.0%
*           Orthofix International NV                                        141,375              4,149,356                  0.0%
#*          Pacific Biosciences of California, Inc.                           99,826                654,859                  0.0%
            Paratek Pharmaceuticals, Inc.                                        224                  3,640                  0.0%
*           PDI, Inc.                                                        294,287                535,602                  0.0%
#*          Pernix Therapeutics Holdings, Inc.                                 4,185                 40,804                  0.0%
*           PharMerica Corp.                                                 621,715             17,837,003                  0.2%
#*          Prestige Brands Holdings, Inc.                                 1,233,861             43,703,357                  0.4%
            Psychemedics Corp.                                                   365                  5,271                  0.0%
#*          RadNet, Inc.                                                     285,137              2,651,774                  0.0%
#*          Retractable Technologies, Inc.                                    39,828                143,779                  0.0%
#*          Rigel Pharmaceuticals, Inc.                                       36,828                 72,919                  0.0%
#*          RTI Surgical, Inc.                                               699,904              3,562,511                  0.0%
#*          Sciclone Pharmaceuticals, Inc.                                    54,661                417,610                  0.0%
            Select Medical Holdings Corp.                                    425,126              6,130,317                  0.1%
#*          Skilled Healthcare Group, Inc. Class A                            50,778                351,892                  0.0%
*           Stereotaxis, Inc.                                                  2,235                  4,425                  0.0%
#*          Sucampo Pharmaceuticals, Inc. Class A                            277,919              2,395,662                  0.0%
*           Symmetry Medical, Inc.                                           972,226              9,625,037                  0.1%
*           Targacept, Inc.                                                   54,694                127,984                  0.0%
#*          Triple-S Management Corp. Class B                                620,342             13,734,372                  0.1%
*           Universal American Corp.                                       2,163,085             20,159,952                  0.2%
*           VCA, Inc.                                                         64,827              2,954,166                  0.0%
#*          WellCare Health Plans, Inc.                                      305,436             20,729,941                  0.2%
(Degree)*   Xstelos Holdings, Inc.                                           251,700                 85,578                  0.0%
                                                                                       --------------------   ------------------
Total Health Care                                                                               675,964,220                  5.9%
                                                                                       --------------------   ------------------
Industrials -- (15.6%)
#           AAR Corp.                                                      1,219,958             32,328,887                  0.3%
#           ABM Industries, Inc.                                             210,126              5,807,883                  0.1%
#*          ACCO Brands Corp.                                              1,273,861             10,483,876                  0.1%
*           Accuride Corp.                                                    51,154                246,562                  0.0%
#           Aceto Corp.                                                      526,684             11,976,794                  0.1%
            Acme United Corp.                                                  2,707                 46,696                  0.0%
            Actuant Corp. Class A                                            127,518              4,041,045                  0.0%
#*          AECOM Technology Corp.                                            10,662                347,048                  0.0%
#*          Aegion Corp.                                                   1,003,901             18,391,466                  0.2%
#*          AeroCentury Corp.                                                 31,474                349,991                  0.0%
*           Air Transport Services Group, Inc.                               904,036              7,395,015                  0.1%
#           Aircastle, Ltd.                                                1,404,483             26,797,536                  0.2%
            Alamo Group, Inc.                                                313,308             13,422,115                  0.1%
#           Albany International Corp. Class A                                 8,412                317,805                  0.0%
(Degree)    Allied Defense Group, Inc.                                       118,807                  9,505                  0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
     Allied Motion Technologies, Inc.                                         44,049   $            646,639                  0.0%
*    Alpha PRO Tech, Ltd.                                                     16,424                 55,349                  0.0%
     AMERCO                                                                  343,691             93,181,504                  0.8%
#*   Ameresco, Inc. Class A                                                   37,471                308,761                  0.0%
#    American Railcar Industries, Inc.                                       457,228             30,090,175                  0.3%
#*   AMREP Corp.                                                               8,733                 33,971                  0.0%
#    Apogee Enterprises, Inc.                                                 61,117              2,683,036                  0.0%
*    ARC Document Solutions, Inc.                                            139,548              1,416,412                  0.0%
#    ArcBest Corp.                                                           775,943             30,028,994                  0.3%
#*   Arotech Corp.                                                            57,107                168,466                  0.0%
#    Astec Industries, Inc.                                                   98,387              3,729,851                  0.0%
#*   Atlas Air Worldwide Holdings, Inc.                                      778,530             28,743,328                  0.3%
*    Avalon Holdings Corp. Class A                                            51,820                181,370                  0.0%
*    Avis Budget Group, Inc.                                               1,480,212             82,521,819                  0.7%
#    Baltic Trading, Ltd.                                                    456,062              1,710,233                  0.0%
#    Barnes Group, Inc.                                                      318,231             11,634,525                  0.1%
#    Barrett Business Services, Inc.                                          48,543              1,141,246                  0.0%
#*   Beacon Roofing Supply, Inc.                                              25,010                692,027                  0.0%
*    BlueLinx Holdings, Inc.                                                 836,669              1,004,003                  0.0%
     Brady Corp. Class A                                                     210,118              5,009,213                  0.0%
#    Briggs & Stratton Corp.                                               1,352,730             27,338,673                  0.2%
     Brink's Co. (The)                                                       160,692              3,374,532                  0.0%
#*   Builders FirstSource, Inc.                                               68,683                407,290                  0.0%
#*   CAI International, Inc.                                                 114,527              2,410,793                  0.0%
#*   Casella Waste Systems, Inc. Class A                                      14,929                 67,181                  0.0%
#*   CBIZ, Inc.                                                              545,911              5,038,759                  0.0%
     CDI Corp.                                                               405,949              6,978,263                  0.1%
#    Ceco Environmental Corp.                                                108,580              1,554,866                  0.0%
     Celadon Group, Inc.                                                     129,731              2,524,565                  0.0%
     Chicago Rivet & Machine Co.                                              28,248                876,535                  0.0%
     Civeo Corp.                                                             147,168              1,793,978                  0.0%
     Columbus McKinnon Corp.                                                  20,937                595,658                  0.0%
#    Comfort Systems USA, Inc.                                                72,984              1,121,034                  0.0%
     Compx International, Inc.                                                67,191                747,836                  0.0%
     Con-way, Inc.                                                           420,906             18,254,693                  0.2%
     Courier Corp.                                                            70,216                952,831                  0.0%
#    Covanta Holding Corp.                                                 2,570,277             56,726,013                  0.5%
*    Covenant Transportation Group, Inc. Class A                             222,806              4,620,996                  0.0%
#*   CPI Aerostructures, Inc.                                                  7,476                 71,396                  0.0%
*    CRA International, Inc.                                                  65,831              1,974,930                  0.0%
#    Cubic Corp.                                                              27,447              1,324,043                  0.0%
     Curtiss-Wright Corp.                                                    643,162             44,513,242                  0.4%
#*   DigitalGlobe, Inc.                                                      622,306             17,791,729                  0.2%
     Douglas Dynamics, Inc.                                                    1,820                 37,729                  0.0%
*    Ducommun, Inc.                                                          309,369              8,170,435                  0.1%
#*   Dycom Industries, Inc.                                                  433,935             13,621,220                  0.1%
#    Dynamic Materials Corp.                                                  23,792                433,252                  0.0%
*    Eagle Bulk Shipping, Inc.                                                    63                  1,023                  0.0%
     Eastern Co. (The)                                                        74,595              1,217,390                  0.0%
     Ecology and Environment, Inc. Class A                                    35,051                346,654                  0.0%
#    EMCOR Group, Inc.                                                        86,295              3,808,198                  0.0%
#    Encore Wire Corp.                                                       261,687              9,928,405                  0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#*   Energy Recovery, Inc.                                                    27,016   $            123,733                  0.0%
*    Engility Holdings, Inc.                                                 191,303              8,264,290                  0.1%
#    Ennis, Inc.                                                             757,408             11,232,361                  0.1%
#*   Erickson, Inc.                                                              700                  9,828                  0.0%
#    ESCO Technologies, Inc.                                                 172,212              6,547,500                  0.1%
#*   Esterline Technologies Corp.                                          1,145,345            134,131,353                  1.2%
     Federal Signal Corp.                                                    982,704             13,954,397                  0.1%
#*   Franklin Covey Co.                                                      213,063              4,178,165                  0.0%
#    FreightCar America, Inc.                                                 29,012                956,526                  0.0%
#*   FTI Consulting, Inc.                                                    787,142             31,784,794                  0.3%
#*   Fuel Tech, Inc.                                                         141,932                574,825                  0.0%
*    Furmanite Corp.                                                           2,600                 19,448                  0.0%
     G&K Services, Inc. Class A                                              577,409             36,417,186                  0.3%
#    GATX Corp.                                                            1,763,892            111,830,753                  1.0%
#*   Gencor Industries, Inc.                                                  35,002                339,169                  0.0%
#    General Cable Corp.                                                   1,763,432             24,987,831                  0.2%
#*   Gibraltar Industries, Inc.                                              880,541             13,428,250                  0.1%
#    Global Power Equipment Group, Inc.                                       15,124                206,140                  0.0%
#*   GP Strategies Corp.                                                     153,177              5,079,349                  0.1%
#*   GrafTech International, Ltd.                                          1,904,500              8,170,305                  0.1%
#    Granite Construction, Inc.                                              360,394             13,302,143                  0.1%
#*   Great Lakes Dredge & Dock Corp.                                       1,568,652             10,964,878                  0.1%
#    Greenbrier Cos., Inc. (The)                                             770,646             48,196,201                  0.4%
#    Griffon Corp.                                                         1,509,131             18,547,220                  0.2%
     H&E Equipment Services, Inc.                                            301,416             11,269,944                  0.1%
     Hardinge, Inc.                                                          264,203              2,964,358                  0.0%
#*   Hawaiian Holdings, Inc.                                                 456,670              7,918,658                  0.1%
     Heidrick & Struggles International, Inc.                                 51,545              1,073,167                  0.0%
#*   Hill International, Inc.                                                487,041              1,889,719                  0.0%
     Houston Wire & Cable Co.                                                  3,190                 43,256                  0.0%
*    Hudson Global, Inc.                                                     389,082              1,326,770                  0.0%
     Hurco Cos., Inc.                                                        133,014              5,125,029                  0.1%
#    Hyster-Yale Materials Handling, Inc.                                    277,119             21,751,070                  0.2%
#*   ICF International, Inc.                                                 140,127              5,092,215                  0.1%
#*   InnerWorkings, Inc.                                                     133,113              1,208,666                  0.0%
     Insteel Industries, Inc.                                                194,756              4,642,983                  0.0%
*    Integrated Electrical Services, Inc.                                      1,093                  8,668                  0.0%
*    Intelligent Systems Corp.                                                27,446                 33,347                  0.0%
#    International Shipholding Corp.                                         220,892              4,426,676                  0.0%
#    Intersections, Inc.                                                     165,041                660,164                  0.0%
#*   JetBlue Airways Corp.                                                10,893,799            125,714,440                  1.1%
*    JPS Industries, Inc.                                                     42,199                299,613                  0.0%
     Kadant, Inc.                                                            409,129             16,913,393                  0.2%
     KBR, Inc.                                                               183,559              3,502,306                  0.0%
#    Kelly Services, Inc. Class A                                            995,108             17,543,754                  0.2%
     Kelly Services, Inc. Class B                                                567                  8,576                  0.0%
#*   Key Technology, Inc.                                                     10,099                133,711                  0.0%
#    Kimball International, Inc. Class B                                     798,085             14,349,568                  0.1%
*    Korn/Ferry International                                                390,091             10,895,242                  0.1%
#*   Kratos Defense & Security Solutions, Inc.                               873,696              6,089,661                  0.1%
*    Lawson Products, Inc.                                                   201,534              4,852,939                  0.0%
#*   Layne Christensen Co.                                                   504,050              3,629,160                  0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#    LB Foster Co. Class A                                                    57,048   $          3,085,726                  0.0%
#*   LMI Aerospace, Inc.                                                     156,906              2,068,021                  0.0%
     LS Starrett Co. (The) Class A                                           183,253              2,708,479                  0.0%
#    LSI Industries, Inc.                                                    211,707              1,515,822                  0.0%
#*   Lydall, Inc.                                                            417,771             12,921,657                  0.1%
*    Magnetek, Inc.                                                           29,000                901,030                  0.0%
#    Marten Transport, Ltd.                                                  855,899             16,792,738                  0.2%
#*   MasTec, Inc.                                                             21,400                612,896                  0.0%
     Mastech Holdings, Inc.                                                   58,730                690,078                  0.0%
     Matson, Inc.                                                            921,968             26,266,868                  0.2%
#    Matthews International Corp. Class A                                     53,876              2,482,606                  0.0%
#    McGrath RentCorp                                                        112,312              4,102,757                  0.0%
#*   Meritor, Inc.                                                            76,805                882,489                  0.0%
*    Mfri, Inc.                                                              204,852              1,868,250                  0.0%
#    Miller Industries, Inc.                                                 299,425              5,919,632                  0.1%
#    Mobile Mini, Inc.                                                     1,204,001             52,771,364                  0.5%
#*   Moog, Inc. Class A                                                       70,232              5,375,557                  0.1%
*    MRC Global, Inc.                                                        694,085             14,596,608                  0.1%
     Mueller Water Products, Inc. Class A                                  3,721,812             36,734,284                  0.3%
#    Multi-Color Corp.                                                        32,599              1,607,131                  0.0%
#*   MYR Group, Inc.                                                          63,191              1,639,175                  0.0%
#*   Navigant Consulting, Inc.                                               709,620             10,921,052                  0.1%
#    NL Industries, Inc.                                                     170,882              1,245,730                  0.0%
     NN, Inc.                                                                484,982             12,124,550                  0.1%
#*   Northwest Pipe Co.                                                      259,312              9,278,183                  0.1%
#*   Ocean Power Technologies, Inc.                                           88,447                 88,447                  0.0%
*    Orbital Sciences Corp.                                                  172,568              4,538,538                  0.0%
#*   Orion Energy Systems, Inc.                                              105,731                607,953                  0.0%
#*   Orion Marine Group, Inc.                                                198,979              2,180,810                  0.0%
#*   PAM Transportation Services, Inc.                                       157,983              6,790,109                  0.1%
#    Park-Ohio Holdings Corp.                                                113,670              6,037,014                  0.1%
*    Patrick Industries, Inc.                                                122,532              5,234,567                  0.1%
#*   Patriot Transportation Holding, Inc.                                      7,369                312,151                  0.0%
*    PGT, Inc.                                                                80,347                755,664                  0.0%
*    Pike Corp.                                                              458,547              5,475,051                  0.1%
#*   PMFG, Inc.                                                                7,327                 38,540                  0.0%
#    Powell Industries, Inc.                                                   3,392                154,438                  0.0%
#*   PowerSecure International, Inc.                                         296,322              3,309,917                  0.0%
#    Preformed Line Products Co.                                              44,160              2,516,678                  0.0%
#    Providence and Worcester Railroad Co.                                    88,450              1,573,526                  0.0%
     Quad/Graphics, Inc.                                                     212,630              4,688,492                  0.0%
*    Quality Distribution, Inc.                                              162,863              2,110,705                  0.0%
#    Quanex Building Products Corp.                                          152,853              3,060,117                  0.0%
*    RCM Technologies, Inc.                                                  215,529              1,625,089                  0.0%
     Regal-Beloit Corp.                                                       19,559              1,388,102                  0.0%
#*   Republic Airways Holdings, Inc.                                       1,610,866             20,168,042                  0.2%
#    Resources Connection, Inc.                                               89,801              1,389,222                  0.0%
*    Roadrunner Transportation Systems, Inc.                                 154,662              3,187,584                  0.0%
*    RPX Corp.                                                               102,247              1,436,570                  0.0%
#*   Rush Enterprises, Inc. Class A                                          863,601             32,903,198                  0.3%
*    Rush Enterprises, Inc. Class B                                          332,305             10,743,421                  0.1%
*    Saia, Inc.                                                              631,194             30,941,130                  0.3%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
*    Servotronics, Inc.                                                       15,025   $             96,310                  0.0%
#    SIFCO Industries, Inc.                                                   68,152              2,318,531                  0.0%
     Simpson Manufacturing Co., Inc.                                           7,544                249,556                  0.0%
#    SkyWest, Inc.                                                         1,677,092             19,320,100                  0.2%
*    SL Industries, Inc.                                                      28,931              1,301,895                  0.0%
*    Sparton Corp.                                                           311,191              8,433,276                  0.1%
     Standex International Corp.                                             211,753             18,263,696                  0.2%
#*   Sterling Construction Co., Inc.                                         173,748              1,532,457                  0.0%
     Supreme Industries, Inc. Class A                                        178,808              1,189,073                  0.0%
#    TAL International Group, Inc.                                           169,191              7,297,208                  0.1%
#*   Tecumseh Products Co.                                                   468,676              1,729,414                  0.0%
     Tetra Tech, Inc.                                                        348,098              9,332,507                  0.1%
     Textainer Group Holdings, Ltd.                                              752                 25,899                  0.0%
#    Titan International, Inc.                                               963,787             10,177,591                  0.1%
#*   Titan Machinery, Inc.                                                    70,698                972,805                  0.0%
#*   Transcat, Inc.                                                           58,439                614,194                  0.0%
*    TRC Cos., Inc.                                                          316,913              2,307,127                  0.0%
*    Trimas Corp.                                                             12,158                384,922                  0.0%
#    Trinity Industries, Inc.                                                875,534             31,265,319                  0.3%
#*   Tutor Perini Corp.                                                    1,352,423             37,881,368                  0.3%
#    Twin Disc, Inc.                                                          65,373              1,701,005                  0.0%
*    Ultralife Corp.                                                         140,452                445,233                  0.0%
#*   Ultrapetrol Bahamas, Ltd.                                               242,535                730,030                  0.0%
     UniFirst Corp.                                                          163,478             18,237,606                  0.2%
#    United Stationers, Inc.                                                 133,459              5,574,582                  0.1%
     Universal Forest Products, Inc.                                         622,834             31,123,015                  0.3%
#*   USA Truck, Inc.                                                         307,125              5,190,413                  0.1%
#*   UTi Worldwide, Inc.                                                      71,551                782,052                  0.0%
*    Veritiv Corp.                                                               767                 34,599                  0.0%
*    Versar, Inc.                                                             45,303                147,235                  0.0%
     Viad Corp.                                                              536,664             13,690,299                  0.1%
*    Virco Manufacturing Corp.                                                47,331                128,267                  0.0%
#*   Volt Information Sciences, Inc.                                         527,356              4,371,781                  0.0%
#    VSE Corp.                                                                 8,429                508,100                  0.0%
#    Watts Water Technologies, Inc. Class A                                  418,407             25,368,016                  0.2%
#    Werner Enterprises, Inc.                                                641,326             17,662,118                  0.2%
#*   Wesco Aircraft Holdings, Inc.                                            98,718              1,752,245                  0.0%
#*   Willdan Group, Inc.                                                      38,985                511,483                  0.0%
*    Willis Lease Finance Corp.                                              294,405              6,715,378                  0.1%
#*   XPO Logistics, Inc.                                                         486                 19,401                  0.0%
                                                                                       --------------------   ------------------
Total Industrials                                                                             2,113,934,850                 18.4%
                                                                                       --------------------   ------------------
Information Technology -- (12.6%)
#*   Acorn Energy, Inc.                                                      140,865                147,908                  0.0%
*    Actua Corp.                                                             707,126             13,293,969                  0.1%
#*   ADDvantage Technologies Group, Inc.                                       4,523                 10,900                  0.0%
#*   Advanced Energy Industries, Inc.                                        164,254              3,248,944                  0.0%
#*   Aehr Test Systems                                                        54,035                139,951                  0.0%
#*   Aetrium, Inc.                                                             5,603                 19,723                  0.0%
#*   Agilysys, Inc.                                                          502,038              5,673,029                  0.1%
#*   Alpha & Omega Semiconductor, Ltd.                                       377,716              3,501,427                  0.0%
*    Amkor Technology, Inc.                                                  630,631              4,275,678                  0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*         ANADIGICS, Inc.                                                   218,810   $            155,355                  0.0%
#*         AOL, Inc.                                                         523,420             22,784,473                  0.2%
*          ARRIS Group, Inc.                                                 132,983              3,992,150                  0.0%
#*         Ascent Solar Technologies, Inc.                                    11,827                 20,816                  0.0%
           Astro-Med, Inc.                                                   167,804              2,250,252                  0.0%
#*         Audience, Inc.                                                     11,613                 43,316                  0.0%
*          Autobytel, Inc.                                                    55,623                513,957                  0.0%
#*         Aviat Networks, Inc.                                            1,151,085              2,025,910                  0.0%
*          Avid Technology, Inc.                                             973,693              9,785,615                  0.1%
#          AVX Corp.                                                         374,602              5,409,253                  0.1%
           Aware, Inc.                                                       660,227              2,852,181                  0.0%
#*         Axcelis Technologies, Inc.                                        487,072              1,061,817                  0.0%
*          AXT, Inc.                                                         210,884                497,686                  0.0%
           Bel Fuse, Inc. Class A                                             14,272                362,509                  0.0%
           Bel Fuse, Inc. Class B                                            185,941              5,260,271                  0.1%
*          Benchmark Electronics, Inc.                                     2,299,623             54,547,058                  0.5%
           Black Box Corp.                                                   510,256             11,220,529                  0.1%
*          Blonder Tongue Laboratories                                        19,745                 20,535                  0.0%
#*         Blucora, Inc.                                                   1,010,599             17,129,653                  0.2%
(Degree)*  Bogen Corp.                                                        43,300                     --                  0.0%
#*         BroadVision, Inc.                                                  17,915                142,603                  0.0%
#          Brooks Automation, Inc.                                         2,078,713             25,630,531                  0.2%
*          Bsquare Corp.                                                      74,978                293,164                  0.0%
*          BTU International, Inc.                                            17,638                 58,735                  0.0%
*          CACI International, Inc. Class A                                  845,691             69,591,912                  0.6%
#*         Calix, Inc.                                                        28,232                305,188                  0.0%
*          Cartesian, Inc.                                                    10,673                 41,731                  0.0%
#*         Cascade Microtech, Inc.                                           344,241              3,697,148                  0.0%
#*         Ceva, Inc.                                                          6,333                103,228                  0.0%
*          Checkpoint Systems, Inc.                                          516,166              6,844,361                  0.1%
#*         ChyronHego Corp.                                                   51,176                146,363                  0.0%
#*         CIBER, Inc.                                                     2,062,040              6,742,871                  0.1%
#*         Clearfield, Inc.                                                   44,712                656,372                  0.0%
*          Coherent, Inc.                                                    464,158             30,239,894                  0.3%
           Cohu, Inc.                                                        699,048              7,130,290                  0.1%
(Degree)*  Commerce One, LLC                                                  55,600                     --                  0.0%
           Communications Systems, Inc.                                      155,779              1,842,866                  0.0%
           Computer Task Group, Inc.                                         127,500              1,122,000                  0.0%
           Compuware Corp.                                                   138,972              1,410,566                  0.0%
           Comtech Telecommunications Corp.                                  461,397             17,565,384                  0.2%
           Concurrent Computer Corp.                                         140,892              1,000,333                  0.0%
#          Convergys Corp.                                                 3,909,664             78,857,923                  0.7%
#*         Covisint Corp.                                                     19,491                 56,329                  0.0%
           CSP, Inc.                                                         125,308                998,705                  0.0%
           CTS Corp.                                                       1,225,517             22,549,513                  0.2%
#*         CyberOptics Corp.                                                 237,710              2,175,046                  0.0%
#*         Data I/O Corp.                                                     74,290                250,357                  0.0%
#*         Datalink Corp.                                                     10,409                131,674                  0.0%
#*         Dataram Corp.                                                       2,200                  4,774                  0.0%
#*         Demand Media, Inc.                                                 92,321                649,940                  0.0%
#*         Digi International, Inc.                                          715,715              5,926,120                  0.1%
#          Digimarc Corp.                                                     29,179                845,899                  0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*   Digital River, Inc.                                                     414,015   $         10,586,364                  0.1%
#*   Diodes, Inc.                                                            207,302              5,354,611                  0.1%
*    Dot Hill Systems Corp.                                                  388,477              1,534,484                  0.0%
#*   DSP Group, Inc.                                                         549,920              5,328,725                  0.1%
#    EarthLink Holdings Corp.                                              2,638,599              9,446,184                  0.1%
#*   Eastman Kodak Co.                                                         1,200                 25,884                  0.0%
*    Edgewater Technology, Inc.                                              298,591              2,108,052                  0.0%
#    Electro Rent Corp.                                                      549,749              8,378,175                  0.1%
#    Electro Scientific Industries, Inc.                                     856,621              6,082,009                  0.1%
#*   Electronics for Imaging, Inc.                                           694,833             31,767,765                  0.3%
*    Emcore Corp.                                                             51,228                264,336                  0.0%
#*   Emulex Corp.                                                          1,392,516              7,881,641                  0.1%
#*   Entropic Communications, Inc.                                           332,458                831,145                  0.0%
#    EPIQ Systems, Inc.                                                      359,500              5,766,380                  0.1%
#*   ePlus, Inc.                                                             270,502             16,519,557                  0.1%
#*   Exar Corp.                                                              869,584              8,304,527                  0.1%
#*   Fabrinet                                                                 66,374              1,208,671                  0.0%
#*   Fairchild Semiconductor International, Inc.                           4,155,476             63,786,557                  0.6%
#*   Finisar Corp.                                                            69,784              1,166,788                  0.0%
*    FormFactor, Inc.                                                      1,036,231              8,258,761                  0.1%
*    Frequency Electronics, Inc.                                             218,323              2,477,966                  0.0%
#*   Giga-tronics, Inc.                                                       10,700                 17,655                  0.0%
*    GigOptix, Inc.                                                           21,536                 26,920                  0.0%
*    Global Cash Access Holdings, Inc.                                         2,920                 21,287                  0.0%
*    GSE Systems, Inc.                                                        19,948                 30,121                  0.0%
*    GSI Group, Inc.                                                          43,177                554,824                  0.0%
#*   GSI Technology, Inc.                                                      4,223                 20,313                  0.0%
     Hackett Group, Inc. (The)                                               202,943              1,422,630                  0.0%
#*   Harmonic, Inc.                                                        1,528,581             10,195,635                  0.1%
#*   Hutchinson Technology, Inc.                                             648,719              2,315,927                  0.0%
*    ID Systems, Inc.                                                        153,839              1,153,792                  0.0%
*    Identiv, Inc.                                                            10,430                 97,521                  0.0%
*    IEC Electronics Corp.                                                     2,894                 14,325                  0.0%
#*   II-VI, Inc.                                                             186,443              2,515,116                  0.0%
#*   Ikanos Communications, Inc.                                              13,348                  5,567                  0.0%
#*   Imation Corp.                                                         1,427,295              4,181,974                  0.0%
*    Insight Enterprises, Inc.                                             1,137,479             25,877,647                  0.2%
#    Integrated Silicon Solution, Inc.                                       486,806              6,610,825                  0.1%
#*   Internap Network Services Corp.                                         595,572              4,770,532                  0.0%
*    International Rectifier Corp.                                         1,786,838             71,062,547                  0.6%
*    Internet Patents Corp.                                                   16,755                 51,270                  0.0%
*    Interphase Corp.                                                         78,699                230,588                  0.0%
     Intersil Corp. Class A                                                2,155,669             28,648,841                  0.3%
*    inTEST Corp.                                                              4,600                 20,056                  0.0%
#*   Intevac, Inc.                                                           124,316                919,938                  0.0%
*    IntraLinks Holdings, Inc.                                               287,898              2,487,439                  0.0%
*    IntriCon Corp.                                                           44,161                270,707                  0.0%
#*   iPass, Inc.                                                              89,409                119,808                  0.0%
*    Iteris, Inc.                                                            107,467                186,993                  0.0%
#*   Itron, Inc.                                                             298,742             11,630,026                  0.1%
#*   Ixia                                                                     80,127                771,623                  0.0%
#    IXYS Corp.                                                               93,458              1,090,655                  0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*   Kemet Corp.                                                             215,884  $           1,036,243                  0.0%
*    Key Tronic Corp.                                                        351,713              2,891,081                  0.0%
#*   Knowles Corp.                                                            24,738                481,401                  0.0%
#*   Kopin Corp.                                                               5,300                 20,140                  0.0%
*    Kulicke & Soffa Industries, Inc.                                      1,547,484             22,314,719                  0.2%
#*   KVH Industries, Inc.                                                    144,739              1,870,028                  0.0%
*    Lattice Semiconductor Corp.                                             751,530              5,042,766                  0.0%
     Leidos Holdings, Inc.                                                    10,899                398,576                  0.0%
#    Lexmark International, Inc. Class A                                     588,554             25,401,991                  0.2%
#*   LGL Group, Inc. (The)                                                     8,402                 31,844                  0.0%
#*   Limelight Networks, Inc.                                                143,590                350,360                  0.0%
#*   Lionbridge Technologies, Inc.                                            65,229                315,056                  0.0%
*    LoJack Corp.                                                            138,946                391,828                  0.0%
*    Magnachip Semiconductor Corp.                                            60,106                668,980                  0.0%
#    ManTech International Corp. Class A                                     339,492              9,560,095                  0.1%
     Marchex, Inc. Class B                                                   255,488                978,519                  0.0%
#*   Mercury Systems, Inc.                                                   130,786              1,828,388                  0.0%
     Methode Electronics, Inc.                                               495,371             19,507,710                  0.2%
#    MKS Instruments, Inc.                                                 1,455,362             52,975,177                  0.5%
#*   ModusLink Global Solutions, Inc.                                        838,727              2,935,544                  0.0%
#*   Monster Worldwide, Inc.                                               2,559,041              9,877,898                  0.1%
#*   MoSys, Inc.                                                             144,081                387,578                  0.0%
#*   Multi-Fineline Electronix, Inc.                                           6,091                 61,824                  0.0%
*    NAPCO Security Technologies, Inc.                                        42,075                180,081                  0.0%
*    NCI, Inc. Class A                                                         7,285                 74,161                  0.0%
*    NeoPhotonics Corp.                                                       22,098                 71,598                  0.0%
*    NETGEAR, Inc.                                                           473,129             16,105,311                  0.1%
*    Newport Corp.                                                         1,041,072             18,624,778                  0.2%
#*   Novatel Wireless, Inc.                                                  204,994                584,233                  0.0%
#*   Numerex Corp. Class A                                                    74,440                970,698                  0.0%
#*   Oclaro, Inc.                                                            313,892                492,810                  0.0%
*    OmniVision Technologies, Inc.                                         1,595,054             42,715,546                  0.4%
*    Omtool, Ltd.                                                             16,864                 40,052                  0.0%
     Oplink Communications, Inc.                                             227,725              4,748,066                  0.0%
#    Optical Cable Corp.                                                     169,845                788,081                  0.0%
*    PAR Technology Corp.                                                    147,203                756,476                  0.0%
#    Park Electrochemical Corp.                                                1,300                 33,540                  0.0%
#    PC Connection, Inc.                                                     869,589             20,739,698                  0.2%
     PC-Tel, Inc.                                                            613,025              4,720,292                  0.0%
*    PCM, Inc.                                                               204,946              1,979,778                  0.0%
*    PDF Solutions, Inc.                                                      88,398              1,146,522                  0.0%
     Perceptron, Inc.                                                        200,875              2,022,811                  0.0%
*    Perficient, Inc.                                                         19,898                329,909                  0.0%
*    Pericom Semiconductor Corp.                                             531,128              5,805,229                  0.1%
#*   Photronics, Inc.                                                      1,815,434             16,320,752                  0.1%
#*   Planar Systems, Inc.                                                    433,986              1,571,029                  0.0%
*    Plexus Corp.                                                             33,549              1,387,251                  0.0%
*    Polycom, Inc.                                                         2,956,242             38,667,645                  0.3%
#*   PRGX Global, Inc.                                                         9,228                 48,816                  0.0%
*    QLogic Corp.                                                          1,680,034             19,841,202                  0.2%
#*   Qualstar Corp.                                                          379,283                466,518                  0.0%
#*   QuinStreet, Inc.                                                         28,281                114,538                  0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
*    Qumu Corp.                                                               35,376   $            529,225                  0.0%
*    Radisys Corp.                                                           233,276                583,190                  0.0%
#*   RealNetworks, Inc.                                                      670,097              4,623,669                  0.0%
#    Reis, Inc.                                                              330,668              7,737,631                  0.1%
#*   Relm Wireless Corp.                                                     130,663                725,180                  0.0%
#    RF Industries, Ltd.                                                      65,574                298,362                  0.0%
     Richardson Electronics, Ltd.                                            434,010              4,344,440                  0.0%
#*   Rightside Group, Ltd.                                                    60,040                568,579                  0.0%
#*   Rofin-Sinar Technologies, Inc.                                          120,398              2,695,711                  0.0%
#*   Rogers Corp.                                                             21,346              1,459,426                  0.0%
*    Rovi Corp.                                                            1,341,657             28,013,798                  0.2%
#*   Rudolph Technologies, Inc.                                               74,470                653,847                  0.0%
*    Sanmina Corp.                                                         2,283,569             57,249,075                  0.5%
*    ScanSource, Inc.                                                        144,600              5,520,828                  0.1%
#*   Seachange International, Inc.                                           576,574              3,897,640                  0.0%
#*   Selectica, Inc.                                                           3,912                 23,218                  0.0%
#*   Sevcon, Inc.                                                              2,400                 18,264                  0.0%
*    Sigma Designs, Inc.                                                     834,143              3,328,231                  0.0%
*    Sigmatron International, Inc.                                            16,500                115,665                  0.0%
*    Silicon Image, Inc.                                                      11,116                 59,582                  0.0%
#*   Spansion, Inc. Class A                                                1,014,477             20,877,937                  0.2%
#*   Speed Commerce, Inc.                                                     54,871                162,967                  0.0%
#*   StarTek, Inc.                                                           236,335              1,777,239                  0.0%
#*   SunPower Corp.                                                          186,011              5,922,590                  0.1%
*    Super Micro Computer, Inc.                                               52,348              1,673,042                  0.0%
*    support.com, Inc.                                                       876,171              1,866,244                  0.0%
#*   Sykes Enterprises, Inc.                                                 446,974              9,627,820                  0.1%
#*   Synacor, Inc.                                                             5,200                  9,880                  0.0%
#    SYNNEX Corp.                                                          1,287,443             89,065,307                  0.8%
*    Tech Data Corp.                                                       1,092,101             65,220,272                  0.6%
#*   TechTarget, Inc.                                                         16,618                158,536                  0.0%
#*   TeleCommunication Systems, Inc. Class A                               1,041,118              2,998,420                  0.0%
#*   Telenav, Inc.                                                            32,126                231,950                  0.0%
#    Tessco Technologies, Inc.                                                73,369              2,329,466                  0.0%
     Tessera Technologies, Inc.                                                7,447                226,314                  0.0%
     TheStreet, Inc.                                                         467,983              1,071,681                  0.0%
*    Trio Tech International                                                  39,533                152,202                  0.0%
*    TriQuint Semiconductor, Inc.                                          3,614,088             78,172,723                  0.7%
*    TSR, Inc.                                                                 1,145                  3,756                  0.0%
#*   TTM Technologies, Inc.                                                  764,060              5,279,655                  0.1%
#*   Ultra Clean Holdings, Inc.                                              263,708              2,315,356                  0.0%
#*   Ultratech, Inc.                                                          10,569                202,185                  0.0%
     United Online, Inc.                                                     392,147              4,399,889                  0.0%
#*   Universal Security Instruments, Inc.                                     34,941                216,634                  0.0%
#*   UTStarcom Holdings Corp.                                                 36,804                 92,746                  0.0%
*    VeriFone Systems, Inc.                                                   79,626              2,966,865                  0.0%
*    Viasystems Group, Inc.                                                  565,834              8,979,786                  0.1%
#    Vicon Industries, Inc.                                                  102,175                162,458                  0.0%
#*   Video Display Corp.                                                       5,282                 15,582                  0.0%
#    Vishay Intertechnology, Inc.                                          4,997,422             67,515,171                  0.6%
#*   Vishay Precision Group, Inc.                                            377,668              6,416,579                  0.1%
*    Westell Technologies, Inc. Class A                                       82,538                110,601                  0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
*    Wireless Telecom Group, Inc.                                            137,594   $            342,609                  0.0%
*    Xcerra Corp.                                                             89,918                763,404                  0.0%
#*   Zynga, Inc. Class A                                                   2,042,087              5,207,322                  0.1%
                                                                                       --------------------   ------------------
Total Information Technology                                                                  1,701,314,285                 14.8%
                                                                                       --------------------   ------------------
Materials -- (5.4%)
#    A Schulman, Inc.                                                        654,583             23,178,784                  0.2%
#*   Allied Nevada Gold Corp.                                                632,202                878,761                  0.0%
#*   AM Castle & Co.                                                         652,993              4,799,498                  0.0%
*    American Biltrite, Inc.                                                     110                 48,950                  0.0%
#    Ampco-Pittsburgh Corp.                                                   69,986              1,524,995                  0.0%
     Axiall Corp.                                                            644,709             25,981,773                  0.2%
     Cabot Corp.                                                              27,483              1,276,036                  0.0%
     Carpenter Technology Corp.                                               45,162              2,260,358                  0.0%
*    Century Aluminum Co.                                                  2,669,590             78,165,595                  0.7%
#    Chase Corp.                                                               1,380                 49,501                  0.0%
*    Clearwater Paper Corp.                                                   57,635              3,708,812                  0.0%
#*   Coeur Mining, Inc.                                                    2,398,301              8,873,714                  0.1%
     Commercial Metals Co.                                                 2,981,173             51,544,481                  0.5%
*    Continental Materials Corp.                                              14,260                230,869                  0.0%
*    Core Molding Technologies, Inc.                                         198,499              2,640,037                  0.0%
     Domtar Corp.                                                            259,799             10,669,945                  0.1%
#    Friedman Industries, Inc.                                               179,533              1,371,632                  0.0%
#    FutureFuel Corp.                                                         17,976                239,440                  0.0%
*    Graphic Packaging Holding Co.                                         5,789,957             70,232,178                  0.6%
     Greif, Inc. Class A                                                     120,781              5,321,611                  0.1%
#    Haynes International, Inc.                                                4,498                209,112                  0.0%
#*   Headwaters, Inc.                                                        429,196              5,450,789                  0.1%
#    Hecla Mining Co.                                                        759,385              1,655,459                  0.0%
#*   Horsehead Holding Corp.                                                 758,895             11,922,240                  0.1%
#*   Intrepid Potash, Inc.                                                    19,516                262,490                  0.0%
#    Kaiser Aluminum Corp.                                                   623,602             43,371,519                  0.4%
*    KapStone Paper and Packaging Corp.                                      160,481              4,936,396                  0.0%
#    KMG Chemicals, Inc.                                                       3,874                 68,570                  0.0%
*    Kraton Performance Polymers, Inc.                                       276,260              4,942,291                  0.1%
#    Kronos Worldwide, Inc.                                                    3,583                 48,155                  0.0%
#*   Landec Corp.                                                            680,408              8,566,337                  0.1%
#*   Louisiana-Pacific Corp.                                               5,449,807             79,567,182                  0.7%
*    LSB Industries, Inc.                                                     63,469              2,381,992                  0.0%
#    Materion Corp.                                                          107,915              4,257,247                  0.0%
#*   McEwen Mining, Inc.                                                     151,270                187,575                  0.0%
#*   Mercer International, Inc.                                              478,916              6,024,763                  0.1%
     Minerals Technologies, Inc.                                               7,553                579,391                  0.0%
#*   Mines Management, Inc.                                                   44,085                 22,924                  0.0%
#    Myers Industries, Inc.                                                  500,577              7,478,620                  0.1%
#    Noranda Aluminum Holding Corp.                                          709,047              3,126,897                  0.0%
*    Northern Technologies International Corp.                                 3,305                 61,870                  0.0%
#    Olin Corp.                                                            1,390,828             33,713,671                  0.3%
#    Olympic Steel, Inc.                                                     299,197              6,019,844                  0.1%
#    OM Group, Inc.                                                        1,035,713             26,959,609                  0.2%
*    Penford Corp.                                                           262,146              4,941,452                  0.0%
#    PH Glatfelter Co.                                                     1,168,459             29,480,221                  0.3%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Materials -- (Continued)
            PolyOne Corp.                                                      4,341   $            160,660                  0.0%
#*          Rentech, Inc.                                                    506,484                805,310                  0.0%
*           Resolute Forest Products, Inc.                                   534,317              9,916,923                  0.1%
*           RTI International Metals, Inc.                                   982,778             23,144,422                  0.2%
#           Schnitzer Steel Industries, Inc. Class A                         695,680             16,383,264                  0.1%
            Stepan Co.                                                         4,285                189,740                  0.0%
#*          Stillwater Mining Co.                                          1,670,526             21,934,006                  0.2%
*           SunCoke Energy, Inc.                                             710,641             16,984,320                  0.2%
            Synalloy Corp.                                                    40,252                650,070                  0.0%
*           Taminco Corp.                                                     11,404                295,250                  0.0%
            Tredegar Corp.                                                 1,201,740             22,857,095                  0.2%
            Tronox, Ltd. Class A                                             626,478             15,148,238                  0.1%
#*          Universal Stainless & Alloy Products, Inc.                       131,074              3,369,912                  0.0%
#           Wausau Paper Corp.                                               369,974              3,659,043                  0.0%
*           Webco Industries, Inc.                                             9,290                785,702                  0.0%
            Westlake Chemical Corp.                                          160,824             11,346,133                  0.1%
#           Zep, Inc.                                                          9,576                153,791                  0.0%
                                                                                       --------------------   ------------------
Total Materials                                                                                 727,017,465                  6.3%
                                                                                       --------------------   ------------------
Other -- (0.0%)
(Degree)*   Allen Organ Co. Escrow Shares                                      4,900                     --                  0.0%
(Degree)*   Big 4 Ranch, Inc.                                                 73,300                     --                  0.0%
(Degree)*   Concord Camera Corp. Escrow Shares                                95,952                     --                  0.0%
(Degree)*   First Commerce Bancorp Escrow Shares                              70,003                     --                  0.0%
(Degree)*   Gerber Scientific, Inc. Escrow Shares                            525,910                     --                  0.0%
(Degree)*   Petrocorp, Inc. Escrow Shares                                    102,600                     --                  0.0%
                                                                                       --------------------   ------------------
Total Other                                                                                              --                  0.0%
                                                                                       --------------------   ------------------
Real Estate Investment Trusts -- (0.0%)
            Geo Group, Inc. (The)                                            167,722              6,698,817                  0.1%
                                                                                       --------------------   ------------------
Telecommunication Services -- (0.3%)
#*          Alaska Communications Systems Group, Inc.                         26,960                 36,396                  0.0%
#           Atlantic Tele-Network, Inc.                                       26,987              1,813,256                  0.0%
#*          Boingo Wireless, Inc.                                             89,309                626,056                  0.0%
#*          Cincinnati Bell, Inc.                                            851,428              3,124,741                  0.1%
#*          General Communication, Inc. Class A                              248,601              2,916,090                  0.0%
#*          Hawaiian Telcom Holdco, Inc.                                      13,519                363,661                  0.0%
*           HC2 Holdings, Inc.                                                10,700                 56,710                  0.0%
#           IDT Corp. Class B                                                 19,306                318,163                  0.0%
#*          Iridium Communications, Inc.                                   1,442,170             13,700,615                  0.1%
#           Lumos Networks Corp.                                               2,724                 46,853                  0.0%
#*          ORBCOMM, Inc.                                                  1,121,636              7,088,739                  0.1%
#*          Premiere Global Services, Inc.                                     3,776                 39,535                  0.0%
#           Shenandoah Telecommunications Co.                                    867                 25,655                  0.0%
            Spok Holdings, Inc.                                              171,679              2,788,067                  0.0%
#*          Straight Path Communications, Inc. Class B                         9,653                208,505                  0.0%
            Telephone & Data Systems, Inc.                                   455,469             11,678,225                  0.1%
*           United States Cellular Corp.                                       9,046                329,455                  0.0%
                                                                                       --------------------   ------------------
Total Telecommunication Services                                                                 45,160,722                  0.4%
                                                                                       --------------------   ------------------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Utilities -- (0.1%)
#          Atlantic Power Corp.                                               15,344   $             34,064                  0.0%
#          Consolidated Water Co., Ltd.                                      147,812              1,772,266                  0.0%
*          Dynegy, Inc.                                                      212,225              6,472,863                  0.1%
#*         Genie Energy, Ltd. Class B                                         32,852                238,177                  0.0%
#          Ormat Technologies, Inc.                                          204,138              5,909,795                  0.0%
#          SJW Corp.                                                          16,389                523,792                  0.0%
                                                                                       --------------------   ------------------
Total Utilities                                                                                  14,950,957                  0.1%
                                                                                       --------------------   ------------------
TOTAL COMMON STOCKS                                                                          11,463,568,696                 99.6%
                                                                                       --------------------   ------------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(Degree)*  Enron TOPRS Escrow Shares                                          34,332                     --                  0.0%
                                                                                       --------------------   ------------------
RIGHTS/WARRANTS -- (0.0%)
(Degree)*  Capital Bank Corp. Contingent Value Rights                         45,703                     --                  0.0%
(Degree)*  CSF Holding, Inc. Litigation Rights                                40,500                     --                  0.0%
(Degree)#* Eagle Bulk Shipping, Inc. Warrants 10/15/21                         1,023                  2,608                  0.0%
(Degree)*  Leap Wireless International, Inc. Contingent
           Value Rights                                                      978,534              2,465,906                  0.0%
(Degree)*  LGL Group, Inc. (The) Warrants 08/06/18                            42,010                    836                  0.0%
(Degree)#* Magnum Hunter Resources Corp. Warrants 04/15/16                    40,956                     --                  0.0%
(Degree)#* PhotoMedex, Inc. Contingent Value Warrants 12/13/14                10,016                     --                  0.0%
                                                                                       --------------------   ------------------
TOTAL RIGHTS/WARRANTS                                                                             2,469,350                  0.0%
                                                                                       --------------------   ------------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
           State Street Institutional Liquid Reserves, 0.077%             60,521,987             60,521,987                  0.5%
                                                                                       --------------------   ------------------
SECURITIES LENDING COLLATERAL -- (14.9%)
(S)@       DFA Short Term Investment Fund                                173,376,578          2,005,967,006                 17.4%
                                                                                       --------------------   ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $10,254,873,984)                                   $     13,532,527,039                117.5%
                                                                                       ====================   ==================

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------------------------------------------------
                                                LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                                         ---------------------  --------------------   --------------------  -----------------------
Common Stocks
     Consumer Discretionary              $       1,699,657,064                    --                     --  $         1,699,657,064
     Consumer Staples                              359,263,209                    --                     --              359,263,209
     Energy                                      1,120,791,790                    --                     --            1,120,791,790
     Financials                                  2,998,605,317  $            210,000                     --            2,998,815,317
     Health Care                                   675,878,642                85,578                     --              675,964,220
     Industrials                                 2,113,925,345                 9,505                     --            2,113,934,850
     Information Technology                      1,701,314,285                    --                     --            1,701,314,285
     Materials                                     727,017,465                    --                     --              727,017,465
     Other                                                  --                    --                     --                       --
     Real Estate Investment Trusts                   6,698,817                    --                     --                6,698,817
     Telecommunication Services                     45,160,722                    --                     --               45,160,722
     Utilities                                      14,950,957                    --                     --               14,950,957
Preferred Stocks
     Other                                                  --                    --                     --                       --
Rights/Warrants                                             --             2,469,350                     --                2,469,350
Temporary Cash Investments                          60,521,987                    --                     --               60,521,987
Securities Lending Collateral                               --         2,005,967,006                     --            2,005,967,006
                                         ---------------------  --------------------   --------------------  -----------------------
TOTAL                                    $      11,523,785,600  $      2,008,741,439                     --  $        13,532,527,039
                                         =====================  ====================   ====================  =======================

                          U.S. CORE EQUITY 1 PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (13.3%)
*    1-800-Flowers.com, Inc. Class A                                          25,370   $            203,721                  0.0%
     Aaron's, Inc.                                                            84,741              2,098,187                  0.0%
#    Abercrombie & Fitch Co. Class A                                          76,712              2,568,318                  0.0%
     Advance Auto Parts, Inc.                                                 46,700              6,863,032                  0.1%
#*   Aeropostale, Inc.                                                        58,751                176,841                  0.0%
*    AG&E Holdings, Inc.                                                       2,858                  3,230                  0.0%
#    AH Belo Corp. Class A                                                    15,518                178,612                  0.0%
*    Amazon.com, Inc.                                                        149,526             45,674,212                  0.4%
*    Ambassadors Group, Inc.                                                   8,122                 28,833                  0.0%
#*   AMC Networks, Inc. Class A                                               58,432              3,543,901                  0.0%
     AMCON Distributing Co.                                                      247                 20,249                  0.0%
#*   America's Car-Mart, Inc.                                                 10,832                498,055                  0.0%
*    American Axle & Manufacturing Holdings, Inc.                             87,985              1,700,750                  0.0%
#    American Eagle Outfitters, Inc.                                         185,720              2,390,216                  0.0%
#*   American Public Education, Inc.                                          17,979                557,169                  0.0%
*    ANN, Inc.                                                                88,155              3,384,270                  0.0%
*    Apollo Education Group, Inc. Class A                                    149,774              4,292,523                  0.1%
#    Arctic Cat, Inc.                                                         12,176                409,844                  0.0%
     Ark Restaurants Corp.                                                     2,510                 55,320                  0.0%
#*   Asbury Automotive Group, Inc.                                            42,405              2,970,046                  0.0%
*    Ascena Retail Group, Inc.                                               165,300              2,057,985                  0.0%
#*   Ascent Capital Group, Inc. Class A                                       14,541                934,986                  0.0%
#    Autoliv, Inc.                                                            73,971              6,786,100                  0.1%
#*   AutoNation, Inc.                                                         89,331              5,115,093                  0.1%
*    AutoZone, Inc.                                                           14,151              7,832,862                  0.1%
*    Ballantyne Strong, Inc.                                                  10,077                 45,246                  0.0%
*    Bally Technologies, Inc.                                                 27,844              2,238,658                  0.0%
*    Barnes & Noble, Inc.                                                     80,161              1,749,113                  0.0%
     Bassett Furniture Industries, Inc.                                        7,766                134,973                  0.0%
     Beasley Broadcasting Group, Inc. Class A                                  3,374                 15,858                  0.0%
#*   Beazer Homes USA, Inc.                                                   11,219                201,157                  0.0%
#    bebe stores, Inc.                                                        79,073                181,077                  0.0%
#*   Bed Bath & Beyond, Inc.                                                 182,462             12,286,991                  0.1%
*    Belmond, Ltd. Class A                                                    83,221                953,713                  0.0%
     Best Buy Co., Inc.                                                      371,314             12,676,660                  0.1%
#    Big 5 Sporting Goods Corp.                                               22,121                272,310                  0.0%
     Big Lots, Inc.                                                           70,747              3,229,601                  0.0%
*    Biglari Holdings, Inc.                                                    1,857                648,390                  0.0%
#*   BJ's Restaurants, Inc.                                                   36,363              1,600,699                  0.0%
*    Bloomin' Brands, Inc.                                                    68,448              1,294,352                  0.0%
#*   Blue Nile, Inc.                                                           7,692                273,066                  0.0%
#    Blyth, Inc.                                                              11,136                 93,431                  0.0%
#    Bob Evans Farms, Inc.                                                    26,941              1,316,068                  0.0%
#    Bon-Ton Stores, Inc. (The)                                               13,310                117,261                  0.0%
*    Books-A-Million, Inc.                                                     9,373                 13,591                  0.0%
     BorgWarner, Inc.                                                        137,621              7,847,149                  0.1%
#    Bowl America, Inc. Class A                                                1,576                 22,852                  0.0%
#*   Boyd Gaming Corp.                                                        47,548                549,179                  0.0%
#*   Bravo Brio Restaurant Group, Inc.                                        19,393                268,981                  0.0%
#*   Bridgepoint Education, Inc.                                              44,168                558,284                  0.0%
*    Bright Horizons Family Solutions, Inc.                                    1,460                 65,058                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
     Brinker International, Inc.                                              69,872   $          3,747,934                  0.0%
     Brown Shoe Co., Inc.                                                     53,020              1,409,802                  0.0%
#    Brunswick Corp.                                                          69,754              3,264,487                  0.0%
#    Buckle, Inc. (The)                                                       23,083              1,138,684                  0.0%
#*   Buffalo Wild Wings, Inc.                                                 20,515              3,062,479                  0.0%
#*   Build-A-Bear Workshop, Inc.                                              16,366                277,404                  0.0%
#    Burger King Worldwide, Inc.                                              34,853              1,138,996                  0.0%
#*   Cabela's, Inc.                                                           53,932              2,589,815                  0.0%
#    Cablevision Systems Corp. Class A                                       210,009              3,910,368                  0.0%
#*   Caesars Entertainment Corp.                                              32,995                402,209                  0.0%
#    Callaway Golf Co.                                                       105,401                826,344                  0.0%
*    Cambium Learning Group, Inc.                                             45,231                 69,203                  0.0%
*    Canterbury Park Holding Corp.                                             2,402                 22,939                  0.0%
     Capella Education Co.                                                    15,312              1,083,171                  0.0%
#*   Career Education Corp.                                                   76,593                444,239                  0.0%
#*   CarMax, Inc.                                                            131,688              7,362,676                  0.1%
*    Carmike Cinemas, Inc.                                                    24,290                778,495                  0.0%
     Carnival Corp.                                                          132,473              5,318,791                  0.1%
#    Carriage Services, Inc.                                                  13,976                278,961                  0.0%
#*   Carrols Restaurant Group, Inc.                                           28,600                220,506                  0.0%
     Carter's, Inc.                                                           56,914              4,446,691                  0.1%
#    Cato Corp. (The) Class A                                                 33,019              1,177,788                  0.0%
#*   Cavco Industries, Inc.                                                    9,063                660,421                  0.0%
     CBS Corp. Class A                                                         9,684                525,744                  0.0%
     CBS Corp. Class B                                                       180,765              9,801,078                  0.1%
#*   Central European Media Enterprises, Ltd. Class A                         30,475                 74,054                  0.0%
#*   Charles & Colvard, Ltd.                                                  17,475                 50,852                  0.0%
*    Charter Communications, Inc. Class A                                     68,962             10,922,891                  0.1%
#    Cheesecake Factory, Inc. (The)                                           87,690              4,028,479                  0.0%
     Cherokee, Inc.                                                            3,363                 58,785                  0.0%
#    Chico's FAS, Inc.                                                       162,936              2,457,075                  0.0%
#    Children's Place, Inc. (The)                                             28,532              1,405,201                  0.0%
*    Chipotle Mexican Grill, Inc.                                             11,700              7,464,600                  0.1%
#    Choice Hotels International, Inc.                                        55,731              2,981,609                  0.0%
*    Christopher & Banks Corp.                                                31,369                204,840                  0.0%
     Churchill Downs, Inc.                                                    18,070              1,842,779                  0.0%
#*   Chuy's Holdings, Inc.                                                     4,471                133,728                  0.0%
#*   Cinedigm Corp.                                                           52,434                 81,273                  0.0%
     Cinemark Holdings, Inc.                                                 117,434              4,147,769                  0.1%
*    Citi Trends, Inc.                                                        20,814                471,437                  0.0%
     Clear Channel Outdoor Holdings, Inc. Class A                             33,565                243,682                  0.0%
#    Coach, Inc.                                                             162,767              5,595,929                  0.1%
#*   Coast Distribution System, Inc. (The)                                       890                  2,755                  0.0%
     Collectors Universe, Inc.                                                 3,602                 88,609                  0.0%
#    Columbia Sportswear Co.                                                  62,054              2,391,561                  0.0%
     Comcast Corp. Class A                                                   974,084             53,915,549                  0.5%
     Comcast Corp. Special Class A                                           205,243             11,317,099                  0.1%
#*   Conn's, Inc.                                                             29,186                907,976                  0.0%
     Cooper Tire & Rubber Co.                                                 85,330              2,748,479                  0.0%
     Core-Mark Holding Co., Inc.                                              24,702              1,433,457                  0.0%
#    Cracker Barrel Old Country Store, Inc.                                   38,809              4,476,618                  0.1%
*    Crocs, Inc.                                                              96,113              1,122,600                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
#*   Crown Media Holdings, Inc. Class A                                       16,884   $             58,925                  0.0%
#    CSS Industries, Inc.                                                      2,658                 75,912                  0.0%
     CST Brands, Inc.                                                        112,625              4,307,906                  0.1%
#    Culp, Inc.                                                               10,739                203,719                  0.0%
#*   Cumulus Media, Inc. Class A                                              66,466                256,559                  0.0%
#    Dana Holding Corp.                                                      224,811              4,599,633                  0.1%
#    Darden Restaurants, Inc.                                                100,706              5,214,557                  0.1%
#*   Deckers Outdoor Corp.                                                    32,388              2,832,654                  0.0%
#*   Del Frisco's Restaurant Group, Inc.                                      17,198                399,338                  0.0%
     Delphi Automotive P.L.C.                                                131,466              9,068,525                  0.1%
#*   Delta Apparel, Inc.                                                       6,441                 67,631                  0.0%
#    Destination Maternity Corp.                                              10,940                163,881                  0.0%
#*   Destination XL Group, Inc.                                               50,786                266,119                  0.0%
     DeVry Education Group, Inc.                                              73,084              3,537,996                  0.0%
*    DGSE Cos., Inc.                                                           3,733                  4,293                  0.0%
     Dick's Sporting Goods, Inc.                                              37,524              1,702,464                  0.0%
#    Dillard's, Inc. Class A                                                  52,284              5,529,556                  0.1%
     DineEquity, Inc.                                                         25,632              2,280,223                  0.0%
*    DIRECTV                                                                 130,949             11,365,064                  0.1%
*    Discovery Communications, Inc.                                           82,372              2,882,196                  0.0%
#*   Discovery Communications, Inc. Class A                                   36,788              1,300,456                  0.0%
*    Discovery Communications, Inc. Class B                                    1,400                 52,836                  0.0%
*    DISH Network Corp. Class A                                              101,422              6,455,510                  0.1%
#*   Dixie Group, Inc. (The)                                                   4,689                 36,949                  0.0%
*    Dollar General Corp.                                                    201,729             12,642,356                  0.1%
*    Dollar Tree, Inc.                                                       125,625              7,609,106                  0.1%
     Domino's Pizza, Inc.                                                     54,155              4,808,422                  0.1%
#*   Dorman Products, Inc.                                                    42,380              1,964,737                  0.0%
     Dover Motorsports, Inc.                                                   3,182                  7,589                  0.0%
     DR Horton, Inc.                                                         191,010              4,353,118                  0.1%
#*   DreamWorks Animation SKG, Inc. Class A                                   78,702              1,753,481                  0.0%
     Drew Industries, Inc.                                                    27,431              1,318,334                  0.0%
     DSW, Inc. Class A                                                        75,669              2,243,586                  0.0%
#    Dunkin' Brands Group, Inc.                                              171,011              7,777,580                  0.1%
#*   Education Management Corp.                                               52,147                 31,033                  0.0%
     Educational Development Corp.                                             1,932                  8,443                  0.0%
     Einstein Noah Restaurant Group, Inc.                                     23,412                474,093                  0.0%
*    Eldorado Resorts, Inc.                                                   11,682                 48,130                  0.0%
#    Emerson Radio Corp.                                                      14,810                 16,883                  0.0%
#*   Entercom Communications Corp. Class A                                    23,008                236,522                  0.0%
#    Entravision Communications Corp. Class A                                 44,114                227,628                  0.0%
#    Escalade, Inc.                                                            9,623                110,087                  0.0%
#    Ethan Allen Interiors, Inc.                                              31,868                901,864                  0.0%
#*   EW Scripps Co. (The) Class A                                             41,271                792,403                  0.0%
     Expedia, Inc.                                                            69,202              5,880,094                  0.1%
*    Express, Inc.                                                            67,193              1,005,879                  0.0%
     Family Dollar Stores, Inc.                                               40,299              3,155,009                  0.0%
#*   Famous Dave's Of America, Inc.                                            4,605                120,052                  0.0%
#*   Federal-Mogul Holdings Corp.                                             87,011              1,358,242                  0.0%
#*   Fiesta Restaurant Group, Inc.                                            21,112              1,164,327                  0.0%
     Finish Line, Inc. (The) Class A                                          57,792              1,529,754                  0.0%
#*   Five Below, Inc.                                                         35,603              1,419,492                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
*    Flanigan's Enterprises, Inc.                                                300   $              6,000                  0.0%
#    Flexsteel Industries, Inc.                                                3,267                112,091                  0.0%
     Foot Locker, Inc.                                                       158,387              8,871,256                  0.1%
     Ford Motor Co.                                                        1,798,217             25,336,878                  0.2%
#*   Fossil Group, Inc.                                                       72,790              7,399,831                  0.1%
#    Fred's, Inc. Class A                                                     30,384                477,029                  0.0%
     Frisch's Restaurants, Inc.                                                2,853                 73,265                  0.0%
#*   FTD Cos., Inc.                                                           21,021                739,519                  0.0%
#*   Fuel Systems Solutions, Inc.                                             18,605                171,724                  0.0%
#*   Full House Resorts, Inc.                                                  8,200                 10,578                  0.0%
#*   G-III Apparel Group, Ltd.                                                26,171              2,076,669                  0.0%
*    Gaiam, Inc. Class A                                                       8,701                 65,867                  0.0%
#    GameStop Corp. Class A                                                  151,379              6,472,966                  0.1%
#*   Gaming Partners International Corp.                                       4,515                 37,881                  0.0%
     Gannett Co., Inc.                                                       207,876              6,548,094                  0.1%
     Gap, Inc. (The)                                                         247,999              9,396,682                  0.1%
#    Garmin, Ltd.                                                             89,364              4,957,915                  0.1%
#*   Geeknet, Inc.                                                             3,235                 31,347                  0.0%
     General Motors Co.                                                      545,884             17,140,758                  0.2%
#*   Genesco, Inc.                                                            27,129              2,080,523                  0.0%
#    Gentex Corp.                                                            140,309              4,593,717                  0.1%
#*   Gentherm, Inc.                                                           38,677              1,612,831                  0.0%
     Genuine Parts Co.                                                        75,973              7,375,459                  0.1%
     GNC Holdings, Inc. Class A                                              103,249              4,292,061                  0.1%
     Goodyear Tire & Rubber Co. (The)                                        176,393              4,274,002                  0.1%
#*   Gordmans Stores, Inc.                                                     9,185                 28,933                  0.0%
     Graham Holdings Co. Class B                                               6,535              5,120,826                  0.1%
*    Grand Canyon Education, Inc.                                             57,864              2,771,686                  0.0%
#*   Gray Television, Inc.                                                    63,627                587,913                  0.0%
*    Gray Television, Inc. Class A                                               600                  4,440                  0.0%
#    Group 1 Automotive, Inc.                                                 34,543              2,951,008                  0.0%
#*   Groupon, Inc.                                                           228,087              1,667,316                  0.0%
#    Guess?, Inc.                                                             89,660              1,987,762                  0.0%
     H&R Block, Inc.                                                         172,262              5,565,785                  0.1%
#*   Hampshire Group, Ltd.                                                       689                  1,674                  0.0%
     Hanesbrands, Inc.                                                        68,346              7,218,021                  0.1%
     Harley-Davidson, Inc.                                                   131,734              8,654,924                  0.1%
     Harman International Industries, Inc.                                    35,262              3,785,023                  0.0%
#    Harte-Hanks, Inc.                                                        58,735                382,365                  0.0%
#    Hasbro, Inc.                                                             65,097              3,745,030                  0.0%
#    Haverty Furniture Cos., Inc.                                             21,658                476,693                  0.0%
     Haverty Furniture Cos., Inc. Class A                                      1,608                 35,344                  0.0%
*    Helen of Troy, Ltd.                                                      32,270              1,995,900                  0.0%
#*   hhgregg, Inc.                                                            27,171                140,746                  0.0%
#*   Hibbett Sports, Inc.                                                     20,630                936,396                  0.0%
*    Hollywood Media Corp.                                                     3,425                  3,802                  0.0%
     Home Depot, Inc. (The)                                                  626,547             61,100,863                  0.6%
     Hooker Furniture Corp.                                                    9,849                150,591                  0.0%
*    Hovnanian Enterprises, Inc. Class A                                      11,285                 42,432                  0.0%
     HSN, Inc.                                                                67,115              4,434,288                  0.1%
*    Hyatt Hotels Corp. Class A                                               31,556              1,868,746                  0.0%
#*   Iconix Brand Group, Inc.                                                 60,513              2,421,125                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
     International Game Technology                                           213,851   $          3,505,018                  0.0%
#    International Speedway Corp. Class A                                     32,818              1,028,188                  0.0%
     Interpublic Group of Cos., Inc. (The)                                   278,143              5,393,193                  0.1%
     Interval Leisure Group, Inc.                                             49,216              1,035,505                  0.0%
#*   iRobot Corp.                                                             22,770                813,344                  0.0%
*    Isle of Capri Casinos, Inc.                                              36,343                270,028                  0.0%
#*   ITT Educational Services, Inc.                                            8,984                 90,828                  0.0%
     Jack in the Box, Inc.                                                    57,560              4,089,062                  0.0%
#*   JAKKS Pacific, Inc.                                                      12,915                 82,398                  0.0%
#*   Jamba, Inc.                                                              12,584                167,996                  0.0%
*    Jarden Corp.                                                             49,450              3,218,701                  0.0%
#*   JC Penney Co., Inc.                                                     259,063              1,971,469                  0.0%
     John Wiley & Sons, Inc. Class A                                          46,295              2,703,165                  0.0%
     John Wiley & Sons, Inc. Class B                                           4,638                270,535                  0.0%
     Johnson Controls, Inc.                                                  311,700             14,727,825                  0.1%
     Johnson Outdoors, Inc. Class A                                            8,183                245,899                  0.0%
#*   Journal Communications, Inc. Class A                                     44,742                438,919                  0.0%
*    K12, Inc.                                                                43,605                540,702                  0.0%
#*   Kate Spade & Co.                                                         64,200              1,741,746                  0.0%
#    KB Home                                                                  62,897                989,999                  0.0%
#*   Kirkland's, Inc.                                                         17,315                308,207                  0.0%
#    Kohl's Corp.                                                            270,655             14,674,914                  0.1%
*    Kona Grill, Inc.                                                          4,321                 97,352                  0.0%
     Koss Corp.                                                                1,533                  2,177                  0.0%
#*   Krispy Kreme Doughnuts, Inc.                                             52,657                996,270                  0.0%
     L Brands, Inc.                                                          126,640              9,133,277                  0.1%
     La-Z-Boy, Inc.                                                           47,258              1,080,318                  0.0%
*    Lakeland Industries, Inc.                                                 3,968                 55,949                  0.0%
#    Lamar Advertising Co. Class A                                            98,178              5,070,894                  0.1%
#*   Lands' End, Inc.                                                         22,424              1,064,467                  0.0%
     Las Vegas Sands Corp.                                                   183,995             11,455,529                  0.1%
*    Lazare Kaplan International, Inc.                                         1,600                  2,592                  0.0%
*    LeapFrog Enterprises, Inc.                                               50,254                267,351                  0.0%
     Lear Corp.                                                               81,440              7,533,200                  0.1%
*    Learning Tree International, Inc.                                         6,151                 15,254                  0.0%
#*   Lee Enterprises, Inc.                                                    20,446                 76,264                  0.0%
#    Leggett & Platt, Inc.                                                   116,283              4,579,225                  0.1%
#    Lennar Corp. Class A                                                     84,602              3,644,654                  0.0%
     Lennar Corp. Class B                                                     17,482                613,793                  0.0%
#*   Libbey, Inc.                                                             46,264              1,330,090                  0.0%
#*   Liberty Global P.L.C. Class A                                            51,144              2,325,518                  0.0%
*    Liberty Global P.L.C. Class B                                               488                 22,507                  0.0%
#*   Liberty Global P.L.C. Class C                                           275,623             12,256,955                  0.1%
*    Liberty Interactive Corp. Class A                                       360,336              9,419,183                  0.1%
*    Liberty Interactive Corp. Class B                                         6,948                184,018                  0.0%
*    Liberty Media Corp.                                                     116,561              5,586,769                  0.1%
*    Liberty Media Corp. Class A                                              56,016              2,689,888                  0.0%
*    Liberty Media Corp. Class B                                               2,392                112,017                  0.0%
*    Liberty TripAdvisor Holdings, Inc. Class A                               71,392              2,254,559                  0.0%
*    Liberty TripAdvisor Holdings, Inc. Class B                                  694                 23,929                  0.0%
*    Liberty Ventures Series A                                               130,872              4,593,607                  0.1%
*    Liberty Ventures Series B                                                 1,681                 58,305                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
*    Life Time Fitness, Inc.                                                  47,155   $          2,629,834                  0.0%
#    Lifetime Brands, Inc.                                                    10,549                180,493                  0.0%
*    LIN Media LLC Class A                                                    15,624                373,882                  0.0%
#    Lincoln Educational Services Corp.                                       13,802                 36,575                  0.0%
#    Lions Gate Entertainment Corp.                                           86,434              2,863,558                  0.0%
     Lithia Motors, Inc. Class A                                              28,734              2,230,333                  0.0%
*    Live Nation Entertainment, Inc.                                         205,595              5,345,470                  0.1%
#*   LKQ Corp.                                                               182,344              5,209,568                  0.1%
*    Loral Space & Communications, Inc.                                       14,301              1,094,027                  0.0%
     Lowe's Cos., Inc.                                                       444,868             25,446,450                  0.2%
*    Luby's, Inc.                                                             19,164                 95,628                  0.0%
#*   Lululemon Athletica, Inc.                                                42,819              1,783,411                  0.0%
#*   Lumber Liquidators Holdings, Inc.                                        22,193              1,193,318                  0.0%
#*   M/I Homes, Inc.                                                          27,743                597,584                  0.0%
     Macy's, Inc.                                                            186,926             10,808,061                  0.1%
*    Madison Square Garden Co. (The) Class A                                  66,509              5,038,722                  0.1%
     Marcus Corp. (The)                                                       15,379                263,442                  0.0%
#    Marine Products Corp.                                                    20,779                175,375                  0.0%
#*   MarineMax, Inc.                                                          28,118                539,022                  0.0%
#    Marriott International, Inc. Class A                                    110,070              8,337,803                  0.1%
     Marriott Vacations Worldwide Corp.                                       30,308              2,104,588                  0.0%
#*   Martha Stewart Living Omnimedia, Inc. Class A                            35,026                151,663                  0.0%
     Mattel, Inc.                                                            189,477              5,887,050                  0.1%
#*   Mattress Firm Holding Corp.                                               1,120                 70,773                  0.0%
*    McClatchy Co. (The) Class A                                              65,819                234,316                  0.0%
     McDonald's Corp.                                                        454,169             42,569,260                  0.4%
#    MDC Holdings, Inc.                                                       72,586              1,772,550                  0.0%
#*   Media General, Inc. Class A                                              15,715                234,782                  0.0%
#    Men's Wearhouse, Inc. (The)                                              49,217              2,314,676                  0.0%
#    Meredith Corp.                                                           44,642              2,327,634                  0.0%
#*   Meritage Homes Corp.                                                     49,741              1,829,971                  0.0%
*    MGM Resorts International                                               446,138             10,372,709                  0.1%
#*   Michael Kors Holdings, Ltd.                                             110,607              8,692,604                  0.1%
*    Modine Manufacturing Co.                                                 62,502                801,901                  0.0%
*    Mohawk Industries, Inc.                                                  54,493              7,740,186                  0.1%
*    Monarch Casino & Resort, Inc.                                            15,093                245,563                  0.0%
#    Monro Muffler Brake, Inc.                                                31,702              1,694,155                  0.0%
#    Morningstar, Inc.                                                        37,240              2,541,630                  0.0%
#*   Motorcar Parts of America, Inc.                                          19,694                571,914                  0.0%
     Movado Group, Inc.                                                       19,211                678,148                  0.0%
*    Multimedia Games Holding Co., Inc.                                        8,600                300,140                  0.0%
*    Murphy USA, Inc.                                                         47,458              2,719,343                  0.0%
#    NACCO Industries, Inc. Class A                                            6,764                396,167                  0.0%
#*   Nathan's Famous, Inc.                                                     2,974                213,771                  0.0%
#    National CineMedia, Inc.                                                 58,447                929,307                  0.0%
#*   Nautilus, Inc.                                                           33,867                453,140                  0.0%
*    Netflix, Inc.                                                            14,737              5,788,252                  0.1%
#*   Nevada Gold & Casinos, Inc.                                                 700                    833                  0.0%
*    New York & Co., Inc.                                                     53,002                173,317                  0.0%
#    New York Times Co. (The) Class A                                        131,448              1,687,792                  0.0%
     Newell Rubbermaid, Inc.                                                 142,092              4,735,926                  0.1%
*    News Corp. Class A                                                      169,493              2,623,752                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
*    News Corp. Class B                                                       76,093   $          1,145,200                  0.0%
#    Nexstar Broadcasting Group, Inc. Class A                                 33,780              1,524,154                  0.0%
     NIKE, Inc. Class B                                                      262,825             24,434,840                  0.2%
*    Nobility Homes, Inc.                                                      1,105                 12,127                  0.0%
     Nordstrom, Inc.                                                         121,611              8,830,175                  0.1%
*    Norwegian Cruise Line Holdings, Ltd.                                     75,141              2,930,499                  0.0%
#    Nutrisystem, Inc.                                                        27,971                471,032                  0.0%
*    NVR, Inc.                                                                 3,414              4,190,958                  0.1%
*    O'Reilly Automotive, Inc.                                                69,214             12,173,358                  0.1%
#*   Office Depot, Inc.                                                      725,686              3,788,081                  0.0%
     Omnicom Group, Inc.                                                     139,308             10,010,673                  0.1%
*    Orbitz Worldwide, Inc.                                                  122,437              1,012,554                  0.0%
#*   Outerwall, Inc.                                                          20,260              1,281,850                  0.0%
#*   Overstock.com, Inc.                                                       9,836                227,408                  0.0%
#    Oxford Industries, Inc.                                                  15,589                954,826                  0.0%
#*   P&F Industries, Inc. Class A                                                504                  4,027                  0.0%
#*   Pacific Sunwear of California, Inc.                                      44,547                 67,711                  0.0%
#*   Panera Bread Co. Class A                                                 23,917              3,865,944                  0.0%
#    Papa John's International, Inc.                                          40,617              1,899,251                  0.0%
#*   Penn National Gaming, Inc.                                              105,198              1,377,042                  0.0%
     Penske Automotive Group, Inc.                                            97,482              4,410,086                  0.1%
#*   Pep Boys-Manny, Moe & Jack (The)                                         47,946                456,925                  0.0%
*    Perfumania Holdings, Inc.                                                 2,203                 13,548                  0.0%
#*   Perry Ellis International, Inc.                                          13,637                278,877                  0.0%
#    PetMed Express, Inc.                                                     14,214                187,767                  0.0%
#    PetSmart, Inc.                                                           55,361              4,005,368                  0.0%
     Pier 1 Imports, Inc.                                                     82,564              1,065,076                  0.0%
#*   Pinnacle Entertainment, Inc.                                             36,695                940,493                  0.0%
     Polaris Industries, Inc.                                                 42,836              6,462,239                  0.1%
     Pool Corp.                                                               44,521              2,657,904                  0.0%
*    Popeyes Louisiana Kitchen, Inc.                                          23,486              1,088,576                  0.0%
*    Premier Exhibitions, Inc.                                                 8,500                  6,715                  0.0%
*    Priceline Group, Inc. (The)                                              19,967             24,084,395                  0.2%
     PulteGroup, Inc.                                                        204,214              3,918,867                  0.0%
     PVH Corp.                                                                38,777              4,434,150                  0.1%
*    QEP Co., Inc.                                                               352                  6,176                  0.0%
#*   Quiksilver, Inc.                                                        164,480                287,840                  0.0%
#*   Radio One, Inc. Class D                                                  16,485                 41,048                  0.0%
#*   RadioShack Corp.                                                         72,896                 67,064                  0.0%
     Ralph Lauren Corp.                                                       34,347              5,661,759                  0.1%
*    RCI Hospitality Holdings, Inc.                                            7,842                 93,320                  0.0%
#*   Reading International, Inc. Class A                                       5,859                 58,414                  0.0%
#*   Red Lion Hotels Corp.                                                    13,744                 77,928                  0.0%
*    Red Robin Gourmet Burgers, Inc.                                          17,778                977,257                  0.0%
#    Regal Entertainment Group Class A                                       125,130              2,771,630                  0.0%
     Regis Corp.                                                              51,358                872,059                  0.0%
#    Rent-A-Center, Inc.                                                      57,294              1,774,395                  0.0%
#*   Rentrak Corp.                                                             4,450                342,072                  0.0%
#*   Restoration Hardware Holdings, Inc.                                      17,003              1,365,681                  0.0%
     Rocky Brands, Inc.                                                        5,087                 66,843                  0.0%
     Ross Stores, Inc.                                                       135,898             10,969,687                  0.1%
     Royal Caribbean Cruises, Ltd.                                           174,781             11,879,865                  0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
#*   Ruby Tuesday, Inc.                                                       54,383   $            417,661                  0.0%
     Ruth's Hospitality Group, Inc.                                           47,368                576,469                  0.0%
#    Ryland Group, Inc. (The)                                                 39,522              1,415,283                  0.0%
#    Saga Communications, Inc. Class A                                         1,544                 61,914                  0.0%
#    Salem Communications Corp. Class A                                       12,181                 93,916                  0.0%
*    Sally Beauty Holdings, Inc.                                             139,675              4,093,874                  0.1%
#    Scholastic Corp.                                                         19,372                674,339                  0.0%
#*   Scientific Games Corp. Class A                                           76,458                899,911                  0.0%
#    Scripps Networks Interactive, Inc. Class A                               67,492              5,213,082                  0.1%
#*   Sears Holdings Corp.                                                     74,551              2,603,321                  0.0%
#    SeaWorld Entertainment, Inc.                                              7,940                152,766                  0.0%
#*   Select Comfort Corp.                                                     70,344              1,807,137                  0.0%
     Service Corp. International                                             234,622              5,131,183                  0.1%
#*   Shiloh Industries, Inc.                                                  17,372                296,019                  0.0%
#    Shoe Carnival, Inc.                                                      19,687                362,241                  0.0%
*    Shutterfly, Inc.                                                         30,034              1,256,322                  0.0%
     Signet Jewelers, Ltd.                                                    64,223              7,707,402                  0.1%
#    Sinclair Broadcast Group, Inc. Class A                                  104,547              3,037,090                  0.0%
#*   Sirius XM Holdings, Inc.                                              1,257,082              4,311,791                  0.1%
#    Six Flags Entertainment Corp.                                            86,917              3,502,755                  0.0%
#*   Sizmek, Inc.                                                             27,927                160,022                  0.0%
#*   Skechers U.S.A., Inc. Class A                                            36,498              1,998,266                  0.0%
#*   Skullcandy, Inc.                                                         20,041                167,142                  0.0%
#*   Skyline Corp.                                                             4,311                 15,778                  0.0%
#*   Smith & Wesson Holding Corp.                                              8,213                 83,444                  0.0%
#    Sonic Automotive, Inc. Class A                                           53,620              1,334,602                  0.0%
#*   Sonic Corp.                                                              62,894              1,585,558                  0.0%
#    Sotheby's                                                                51,400              2,038,524                  0.0%
*    Spanish Broadcasting System, Inc. Class A                                 1,868                  7,528                  0.0%
     Spartan Motors, Inc.                                                     27,734                157,806                  0.0%
#    Speedway Motorsports, Inc.                                               32,195                630,056                  0.0%
#    Stage Stores, Inc.                                                       48,945                825,702                  0.0%
#    Standard Motor Products, Inc.                                            26,939              1,064,629                  0.0%
#*   Standard Pacific Corp.                                                  188,780              1,396,972                  0.0%
*    Stanley Furniture Co., Inc.                                               8,749                 25,372                  0.0%
#    Staples, Inc.                                                           486,764              6,172,168                  0.1%
     Starbucks Corp.                                                         342,958             25,913,906                  0.3%
     Starwood Hotels & Resorts Worldwide, Inc.                                78,916              6,049,701                  0.1%
#*   Starz                                                                   100,881              3,117,223                  0.0%
*    Starz Class B                                                             2,392                 73,805                  0.0%
#    Stein Mart, Inc.                                                         36,882                493,481                  0.0%
*    Steiner Leisure, Ltd.                                                    13,905                586,513                  0.0%
#*   Steven Madden, Ltd.                                                      79,348              2,487,560                  0.0%
#*   Stoneridge, Inc.                                                         29,966                389,258                  0.0%
#    Strattec Security Corp.                                                   2,038                211,381                  0.0%
*    Strayer Education, Inc.                                                  10,835                793,014                  0.0%
#    Sturm Ruger & Co., Inc.                                                   9,700                404,296                  0.0%
#    Superior Industries International, Inc.                                  21,344                416,421                  0.0%
     Superior Uniform Group, Inc.                                              5,000                120,000                  0.0%
     Sypris Solutions, Inc.                                                   12,624                 43,048                  0.0%
#*   Systemax, Inc.                                                           27,440                419,832                  0.0%
     Tandy Leather Factory, Inc.                                               1,146                 10,589                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
     Target Corp.                                                            275,412   $         17,025,970                  0.2%
*    Taylor Morrison Home Corp. Class A                                       15,143                261,065                  0.0%
*    Tempur Sealy International, Inc.                                         54,269              2,856,720                  0.0%
*    Tenneco, Inc.                                                            55,681              2,915,457                  0.0%
#*   Tesla Motors, Inc.                                                       35,679              8,623,614                  0.1%
#    Texas Roadhouse, Inc.                                                    88,668              2,559,845                  0.0%
     Thor Industries, Inc.                                                    62,883              3,325,882                  0.0%
#    Tiffany & Co.                                                            48,874              4,697,769                  0.1%
     Time Warner Cable, Inc.                                                  96,502             14,206,059                  0.1%
     Time Warner, Inc.                                                       318,327             25,297,447                  0.2%
*    Time, Inc.                                                               39,790                898,856                  0.0%
     TJX Cos., Inc. (The)                                                    326,440             20,670,181                  0.2%
*    Toll Brothers, Inc.                                                     132,025              4,218,199                  0.1%
*    Tower International, Inc.                                                24,589                597,513                  0.0%
#    Town Sports International Holdings, Inc.                                 17,552                103,908                  0.0%
#    Tractor Supply Co.                                                       80,004              5,857,893                  0.1%
#    Trans World Entertainment Corp.                                             200                    660                  0.0%
*    TripAdvisor, Inc.                                                        64,105              5,683,549                  0.1%
*    TRW Automotive Holdings Corp.                                           119,251             12,086,089                  0.1%
#*   Tuesday Morning Corp.                                                    27,700                564,803                  0.0%
#*   Tumi Holdings, Inc.                                                      10,067                209,092                  0.0%
#    Tupperware Brands Corp.                                                  44,341              2,826,739                  0.0%
     Twenty-First Century Fox, Inc. Class A                                  450,943             15,548,515                  0.2%
     Twenty-First Century Fox, Inc. Class B                                  150,046              4,977,026                  0.1%
*    Ulta Salon Cosmetics & Fragrance, Inc.                                   31,323              3,784,132                  0.0%
#*   Under Armour, Inc. Class A                                               65,717              4,309,721                  0.1%
#*   Unifi, Inc.                                                              15,429                431,549                  0.0%
*    Universal Electronics, Inc.                                              18,256              1,038,584                  0.0%
#    Universal Technical Institute, Inc.                                      16,908                201,374                  0.0%
#*   UQM Technologies, Inc.                                                   12,948                 14,372                  0.0%
#*   Urban Outfitters, Inc.                                                  164,565              4,996,193                  0.1%
*    US Auto Parts Network, Inc.                                              14,602                 39,425                  0.0%
     Vail Resorts, Inc.                                                       42,184              3,643,010                  0.0%
     Value Line, Inc.                                                          2,920                 46,574                  0.0%
#*   Valuevision Media, Inc. Class A                                          36,640                207,382                  0.0%
     VF Corp.                                                                121,308              8,210,125                  0.1%
     Viacom, Inc. Class A                                                      7,238                528,808                  0.0%
     Viacom, Inc. Class B                                                    158,809             11,542,238                  0.1%
*    Visteon Corp.                                                            59,796              5,614,844                  0.1%
#*   Vitamin Shoppe, Inc.                                                     26,471              1,242,284                  0.0%
#*   VOXX International Corp.                                                 20,275                172,946                  0.0%
     Walt Disney Co. (The)                                                   510,608             46,659,359                  0.4%
#    Weight Watchers International, Inc.                                      38,632              1,006,364                  0.0%
#    Wendy's Co. (The)                                                       476,252              3,819,541                  0.0%
#*   West Marine, Inc.                                                        17,350                170,724                  0.0%
#    Weyco Group, Inc.                                                         6,018                187,461                  0.0%
     Whirlpool Corp.                                                          83,597             14,382,864                  0.1%
#*   William Lyon Homes Class A                                                  871                 20,608                  0.0%
#    Williams-Sonoma, Inc.                                                    99,711              6,484,206                  0.1%
#    Winmark Corp.                                                             2,493                205,124                  0.0%
#*   Winnebago Industries, Inc.                                               39,670                841,401                  0.0%
#    Wolverine World Wide, Inc.                                              101,445              2,753,217                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
#    World Wrestling Entertainment, Inc. Class A                              25,048   $            309,343                  0.0%
     Wyndham Worldwide Corp.                                                 114,420              8,887,001                  0.1%
#    Wynn Resorts, Ltd.                                                       31,740              6,030,917                  0.1%
     Yum! Brands, Inc.                                                       202,816             14,568,273                  0.1%
#*   Zagg, Inc.                                                               23,820                160,070                  0.0%
#*   Zumiez, Inc.                                                             37,672              1,257,491                  0.0%
                                                                                       --------------------   ------------------
Total Consumer Discretionary                                                                  1,597,450,809                 14.8%
                                                                                       --------------------   ------------------
Consumer Staples -- (6.8%)
#    Alico, Inc.                                                               5,837                215,385                  0.0%
*    Alliance One International, Inc.                                         82,516                167,507                  0.0%
     Altria Group, Inc.                                                      906,345             43,812,717                  0.4%
     Andersons, Inc. (The)                                                    30,261              1,928,534                  0.0%
     Archer-Daniels-Midland Co.                                              222,257             10,446,079                  0.1%
#    Avon Products, Inc.                                                     150,757              1,567,873                  0.0%
#    B&G Foods, Inc.                                                          67,529              1,989,404                  0.0%
#*   Boston Beer Co., Inc. (The) Class A                                       7,877              1,961,373                  0.0%
#*   Boulder Brands, Inc.                                                     52,929                470,010                  0.0%
*    Bridgford Foods Corp.                                                     2,501                 20,996                  0.0%
     Brown-Forman Corp. Class A                                               18,798              1,708,550                  0.0%
     Brown-Forman Corp. Class B                                               55,147              5,110,472                  0.1%
     Bunge, Ltd.                                                              76,191              6,754,332                  0.1%
#    Cal-Maine Foods, Inc.                                                    25,969              2,279,819                  0.0%
#    Calavo Growers, Inc.                                                     13,837                671,648                  0.0%
#    Campbell Soup Co.                                                       193,316              8,538,768                  0.1%
#    Casey's General Stores, Inc.                                             42,937              3,515,252                  0.0%
*    CCA Industries, Inc.                                                      3,400                 11,560                  0.0%
*    Central Garden and Pet Co.                                               11,250                 89,775                  0.0%
#*   Central Garden and Pet Co. Class A                                       44,622                383,303                  0.0%
#*   Chefs' Warehouse, Inc. (The)                                              6,220                111,151                  0.0%
*    Chiquita Brands International, Inc.                                      47,834                690,245                  0.0%
     Church & Dwight Co., Inc.                                                76,639              5,549,430                  0.1%
#    Clorox Co. (The)                                                         80,859              8,045,471                  0.1%
#    Coca-Cola Bottling Co. Consolidated                                       7,175                648,907                  0.0%
     Coca-Cola Co. (The)                                                   1,535,652             64,313,106                  0.6%
     Coca-Cola Enterprises, Inc.                                             226,430              9,815,740                  0.1%
#*   Coffee Holding Co., Inc.                                                    300                  1,716                  0.0%
     Colgate-Palmolive Co.                                                   404,597             27,059,447                  0.3%
     ConAgra Foods, Inc.                                                     252,878              8,686,359                  0.1%
*    Constellation Brands, Inc. Class A                                      131,237             12,013,435                  0.1%
*    Constellation Brands, Inc. Class B                                        3,160                288,634                  0.0%
     Costco Wholesale Corp.                                                  170,573             22,749,321                  0.2%
#*   Craft Brew Alliance, Inc.                                                13,966                193,848                  0.0%
#*   Crimson Wine Group, Ltd.                                                 15,327                139,476                  0.0%
     CVS Health Corp.                                                        420,555             36,087,825                  0.3%
*    Darling International, Inc.                                             136,589              2,403,966                  0.0%
#    Dean Foods Co.                                                          104,150              1,532,047                  0.0%
#*   Diamond Foods, Inc.                                                      17,765                535,615                  0.0%
     Dr Pepper Snapple Group, Inc.                                           111,211              7,701,362                  0.1%
     Energizer Holdings, Inc.                                                 47,755              5,857,151                  0.1%
     Estee Lauder Cos., Inc. (The) Class A                                   106,305              7,992,010                  0.1%
#*   Farmer Bros. Co.                                                         14,048                409,640                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Staples -- (Continued)
#    Flowers Foods, Inc.                                                     172,915   $          3,285,385                  0.0%
#    Fresh Del Monte Produce, Inc.                                            65,121              2,091,035                  0.0%
#*   Fresh Market, Inc. (The)                                                 19,067                699,950                  0.0%
     General Mills, Inc.                                                     228,958             11,896,658                  0.1%
     Golden Enterprises, Inc.                                                  3,860                 17,254                  0.0%
*    Hain Celestial Group, Inc. (The)                                         36,126              3,910,640                  0.0%
#    Herbalife, Ltd.                                                          59,513              3,122,052                  0.0%
     Hershey Co. (The)                                                        49,169              4,715,799                  0.1%
     Hormel Foods Corp.                                                      104,785              5,648,959                  0.1%
*    IGI Laboratories, Inc.                                                      921                  9,035                  0.0%
     Ingles Markets, Inc. Class A                                             14,318                385,154                  0.0%
     Ingredion, Inc.                                                          81,708              6,311,943                  0.1%
     Inter Parfums, Inc.                                                      29,298                832,063                  0.0%
*    Inventure Foods, Inc.                                                     1,478                 19,569                  0.0%
     J&J Snack Foods Corp.                                                    15,585              1,605,723                  0.0%
     JM Smucker Co. (The)                                                     79,826              8,301,904                  0.1%
#    John B. Sanfilippo & Son, Inc.                                            5,956                221,265                  0.0%
     Kellogg Co.                                                             121,594              7,777,152                  0.1%
#    Keurig Green Mountain, Inc.                                              47,520              7,211,160                  0.1%
     Kimberly-Clark Corp.                                                    173,420             19,816,703                  0.2%
     Kraft Foods Group, Inc.                                                 271,497             15,298,856                  0.2%
     Kroger Co. (The)                                                        211,883             11,804,002                  0.1%
#    Lancaster Colony Corp.                                                   32,504              2,973,791                  0.0%
#*   Lifeway Foods, Inc.                                                       3,699                 61,218                  0.0%
     Limoneira Co.                                                               244                  6,261                  0.0%
     Lorillard, Inc.                                                          99,950              6,146,925                  0.1%
*    Mannatech, Inc.                                                             740                 10,782                  0.0%
     McCormick & Co., Inc.(579780107)                                          3,498                245,909                  0.0%
#    McCormick & Co., Inc.(579780206)                                         45,935              3,248,523                  0.0%
     Mead Johnson Nutrition Co.                                              100,447              9,975,392                  0.1%
#*   Medifast, Inc.                                                           19,318                613,153                  0.0%
     MGP Ingredients, Inc.                                                    10,602                130,935                  0.0%
#    Molson Coors Brewing Co. Class A                                          1,162                 91,438                  0.0%
     Molson Coors Brewing Co. Class B                                        116,616              8,673,898                  0.1%
     Mondelez International, Inc. Class A                                    581,402             20,500,235                  0.2%
*    Monster Beverage Corp.                                                  107,227             10,817,060                  0.1%
#*   National Beverage Corp.                                                  20,329                510,664                  0.0%
*    Natural Alternatives International, Inc.                                  2,740                 16,796                  0.0%
     Nature's Sunshine Products, Inc.                                            200                  2,980                  0.0%
#    Nu Skin Enterprises, Inc. Class A                                        29,862              1,577,609                  0.0%
#*   Nutraceutical International Corp.                                         9,876                222,012                  0.0%
#    Oil-Dri Corp. of America                                                  4,211                127,088                  0.0%
*    Omega Protein Corp.                                                      28,649                413,978                  0.0%
#    Orchids Paper Products Co.                                                3,281                 94,362                  0.0%
*    Pantry, Inc. (The)                                                       34,594                891,487                  0.0%
     PepsiCo, Inc.                                                           703,432             67,649,055                  0.6%
     Philip Morris International, Inc.                                       477,515             42,503,610                  0.4%
#*   Pilgrim's Pride Corp.                                                   135,481              3,849,015                  0.0%
     Pinnacle Foods, Inc.                                                      7,846                265,195                  0.0%
#*   Post Holdings, Inc.                                                      43,983              1,649,363                  0.0%
#    Pricesmart, Inc.                                                         22,790              2,028,994                  0.0%
*    Primo Water Corp.                                                         5,500                 23,265                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Staples -- (Continued)
     Procter & Gamble Co. (The)                                              655,390   $         57,195,885                  0.5%
     Reliv International, Inc.                                                 2,740                  3,315                  0.0%
#*   Revlon, Inc. Class A                                                     31,659              1,085,904                  0.0%
     Reynolds American, Inc.                                                 142,019              8,934,415                  0.1%
*    Rite Aid Corp.                                                          755,659              3,967,210                  0.0%
     Rocky Mountain Chocolate Factory, Inc.                                    3,966                 47,949                  0.0%
     Safeway, Inc.                                                           213,913              7,457,007                  0.1%
#    Sanderson Farms, Inc.                                                    41,613              3,494,660                  0.0%
*    Seaboard Corp.                                                              540              1,659,350                  0.0%
#*   Seneca Foods Corp. Class A                                                7,423                199,530                  0.0%
*    Seneca Foods Corp. Class B                                                1,493                 45,126                  0.0%
#    Snyder's-Lance, Inc.                                                     71,048              2,116,520                  0.0%
     SpartanNash Co.                                                          37,721                845,328                  0.0%
     Spectrum Brands Holdings, Inc.                                           54,708              4,955,998                  0.1%
#*   Sprouts Farmers Market, Inc.                                             27,469                799,623                  0.0%
*    SUPERVALU, Inc.                                                         281,009              2,425,108                  0.0%
     Sysco Corp.                                                             220,103              8,482,770                  0.1%
*    Tofutti Brands, Inc.                                                        456                  2,275                  0.0%
#    Tootsie Roll Industries, Inc.                                            25,812                765,326                  0.0%
#*   TreeHouse Foods, Inc.                                                    38,795              3,304,170                  0.0%
     Tyson Foods, Inc. Class A                                               251,789             10,159,686                  0.1%
#*   United Natural Foods, Inc.                                               44,672              3,038,589                  0.0%
     United-Guardian, Inc.                                                     1,741                 36,317                  0.0%
#    Universal Corp.                                                          21,805                970,323                  0.0%
#*   USANA Health Sciences, Inc.                                               9,599              1,094,094                  0.0%
#    Vector Group, Ltd.                                                       61,596              1,376,055                  0.0%
     Village Super Market, Inc. Class A                                        4,375                121,406                  0.0%
     Wal-Mart Stores, Inc.                                                   707,960             53,996,109                  0.5%
     Walgreen Co.                                                            225,062             14,453,482                  0.1%
     WD-40 Co.                                                                15,220              1,166,917                  0.0%
#    Weis Markets, Inc.                                                       23,496              1,048,861                  0.0%
*    WhiteWave Foods Co. (The) Class A                                       120,071              4,470,243                  0.1%
#    Whole Foods Market, Inc.                                                110,858              4,360,045                  0.1%
                                                                                       --------------------   ------------------
Total Consumer Staples                                                                          818,852,109                  7.6%
                                                                                       --------------------   ------------------
Energy -- (8.4%)
#*   Abraxas Petroleum Corp.                                                   3,201                 13,220                  0.0%
     Adams Resources & Energy, Inc.                                            3,234                135,990                  0.0%
#    Alon USA Energy, Inc.                                                    64,302              1,031,404                  0.0%
#*   Alpha Natural Resources, Inc.                                           222,776                436,641                  0.0%
     Anadarko Petroleum Corp.                                                279,307             25,634,796                  0.2%
     Apache Corp.                                                            163,110             12,592,092                  0.1%
#*   Approach Resources, Inc.                                                 32,109                317,879                  0.0%
#    Arch Coal, Inc.                                                         182,324                393,820                  0.0%
#*   Athlon Energy, Inc.                                                      29,432              1,715,886                  0.0%
#*   Atwood Oceanics, Inc.                                                    68,062              2,766,720                  0.0%
     Baker Hughes, Inc.                                                      160,344              8,491,818                  0.1%
*    Barnwell Industries, Inc.                                                 4,663                 11,937                  0.0%
#*   Basic Energy Services, Inc.                                              52,682                679,598                  0.0%
#*   Bill Barrett Corp.                                                       51,882                788,606                  0.0%
     Bolt Technology Corp.                                                     7,091                155,506                  0.0%
#*   Bonanza Creek Energy, Inc.                                               66,703              3,017,644                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Energy -- (Continued)
#*   BPZ Resources, Inc.                                                      97,710   $            121,160                  0.0%
#    Bristow Group, Inc.                                                      33,119              2,447,494                  0.0%
#*   C&J Energy Services, Inc.                                                64,696              1,249,280                  0.0%
     Cabot Oil & Gas Corp.                                                   293,494              9,127,663                  0.1%
#*   Callon Petroleum Co.                                                     68,079                446,598                  0.0%
*    Cameron International Corp.                                             183,483             10,926,413                  0.1%
#    CARBO Ceramics, Inc.                                                     21,127              1,091,632                  0.0%
*    Carrizo Oil & Gas, Inc.                                                  64,461              3,348,104                  0.0%
*    Cheniere Energy, Inc.                                                   139,133             10,434,975                  0.1%
#    Chesapeake Energy Corp.                                                 705,955             15,658,082                  0.2%
     Chevron Corp.                                                           731,435             87,735,628                  0.8%
     Cimarex Energy Co.                                                       98,260             11,169,214                  0.1%
#*   Clayton Williams Energy, Inc.                                            16,725              1,390,517                  0.0%
#*   Clean Energy Fuels Corp.                                                 54,100                395,471                  0.0%
#*   Cloud Peak Energy, Inc.                                                  70,350                842,090                  0.0%
*    Cobalt International Energy, Inc.                                       123,680              1,448,293                  0.0%
#    Comstock Resources, Inc.                                                 44,876                531,332                  0.0%
*    Concho Resources, Inc.                                                   98,310             10,718,739                  0.1%
     ConocoPhillips                                                          562,318             40,571,244                  0.4%
     CONSOL Energy, Inc.                                                     119,326              4,391,197                  0.1%
#*   Contango Oil & Gas Co.                                                   18,297                669,121                  0.0%
#*   Continental Resources, Inc.                                              39,458              2,224,247                  0.0%
#    Core Laboratories NV                                                     27,972              3,902,933                  0.0%
#    CVR Energy, Inc.                                                         28,721              1,395,266                  0.0%
#    Dawson Geophysical Co.                                                    8,468                143,871                  0.0%
     Delek US Holdings, Inc.                                                  74,336              2,519,247                  0.0%
#    Denbury Resources, Inc.                                                 341,290              4,231,996                  0.0%
     Devon Energy Corp.                                                      146,034              8,762,040                  0.1%
#    DHT Holdings, Inc.                                                        4,917                 32,747                  0.0%
#    Diamond Offshore Drilling, Inc.                                         111,452              4,202,855                  0.0%
*    Diamondback Energy, Inc.                                                 33,399              2,285,828                  0.0%
*    Dresser-Rand Group, Inc.                                                 71,667              5,855,194                  0.1%
*    Dril-Quip, Inc.                                                          32,784              2,948,921                  0.0%
#*   Emerald Oil, Inc.                                                        63,636                202,362                  0.0%
     Energen Corp.                                                            63,880              4,324,676                  0.1%
#    Energy XXI Bermuda, Ltd.                                                 98,756                759,434                  0.0%
*    ENGlobal Corp.                                                           13,200                 17,292                  0.0%
     EnLink Midstream LLC                                                     55,175              2,091,133                  0.0%
     EOG Resources, Inc.                                                     365,806             34,769,860                  0.3%
     EQT Corp.                                                                58,848              5,534,066                  0.1%
*    Era Group, Inc.                                                          25,906                605,941                  0.0%
*    Escalera Resources Co.                                                    6,980                  7,887                  0.0%
     Evolution Petroleum Corp.                                                 8,344                 78,934                  0.0%
#    Exterran Holdings, Inc.                                                  77,446              3,045,951                  0.0%
     Exxon Mobil Corp.                                                     1,900,383            183,786,040                  1.7%
#*   FieldPoint Petroleum Corp.                                                4,233                 11,979                  0.0%
*    FMC Technologies, Inc.                                                  117,864              6,605,099                  0.1%
#*   Forest Oil Corp.                                                         21,506                 17,420                  0.0%
*    Forum Energy Technologies, Inc.                                          36,427                994,457                  0.0%
#    GasLog, Ltd.                                                             51,417              1,070,502                  0.0%
*    Gastar Exploration, Inc.                                                 88,544                354,176                  0.0%
#*   Geospace Technologies Corp.                                              10,281                316,552                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Energy -- (Continued)
#*   Goodrich Petroleum Corp.                                                  6,972   $             57,449                  0.0%
*    Green Brick Partners, Inc.                                                  530                  3,503                  0.0%
#    Green Plains, Inc.                                                       42,179              1,442,522                  0.0%
*    Gulf Coast Ultra Deep Royalty Trust                                     122,555                196,088                  0.0%
     Gulf Island Fabrication, Inc.                                            12,790                270,381                  0.0%
#    Gulfmark Offshore, Inc. Class A                                          29,608                892,977                  0.0%
*    Gulfport Energy Corp.                                                    64,790              3,251,162                  0.0%
#*   Halcon Resources Corp.                                                  140,049                435,552                  0.0%
     Halliburton Co.                                                         325,091             17,925,518                  0.2%
*    Harvest Natural Resources, Inc.                                          33,762                125,595                  0.0%
*    Helix Energy Solutions Group, Inc.                                      135,544              3,610,892                  0.0%
     Helmerich & Payne, Inc.                                                  94,023              8,163,077                  0.1%
#*   Hercules Offshore, Inc.                                                 135,628                223,786                  0.0%
     Hess Corp.                                                              113,175              9,598,372                  0.1%
*    HKN, Inc.                                                                   239                 15,774                  0.0%
     HollyFrontier Corp.                                                     155,646              7,063,216                  0.1%
#*   Hornbeck Offshore Services, Inc.                                         38,647              1,184,917                  0.0%
#*   ION Geophysical Corp.                                                   152,746                427,689                  0.0%
#*   Key Energy Services, Inc.                                               180,687                549,289                  0.0%
     Kinder Morgan, Inc.                                                     435,127             16,839,415                  0.2%
*    Kodiak Oil & Gas Corp.                                                  385,344              4,157,862                  0.0%
*    Kosmos Energy, Ltd.                                                     187,797              1,752,146                  0.0%
#*   Laredo Petroleum Holdings, Inc.                                         144,563              2,740,915                  0.0%
#    LinnCo LLC                                                              108,620              2,603,621                  0.0%
#*   Lucas Energy, Inc.                                                          428                    154                  0.0%
#*   Magnum Hunter Resources Corp.                                            75,006                348,028                  0.0%
     Marathon Oil Corp.                                                      367,288             13,001,995                  0.1%
     Marathon Petroleum Corp.                                                148,587             13,506,558                  0.1%
#*   Matador Resources Co.                                                    70,168              1,702,977                  0.0%
*    Matrix Service Co.                                                       31,741                795,429                  0.0%
#*   McDermott International, Inc.                                           205,264                788,214                  0.0%
*    Mexco Energy Corp.                                                          684                  4,070                  0.0%
#*   Miller Energy Resources, Inc.                                             1,630                  5,672                  0.0%
*    Mitcham Industries, Inc.                                                 11,460                116,892                  0.0%
     Murphy Oil Corp.                                                        108,896              5,813,957                  0.1%
     Nabors Industries, Ltd.                                                 350,903              6,263,619                  0.1%
     National Oilwell Varco, Inc.                                            160,701             11,673,321                  0.1%
#*   Natural Gas Services Group, Inc.                                         11,371                292,576                  0.0%
*    Newfield Exploration Co.                                                175,506              5,723,251                  0.1%
#*   Newpark Resources, Inc.                                                 105,948              1,210,986                  0.0%
#    Noble Corp. P.L.C.                                                      205,127              4,291,257                  0.1%
     Noble Energy, Inc.                                                      148,606              8,564,164                  0.1%
#*   Nordic American Offshore, Ltd.                                              255                  4,080                  0.0%
#    Nordic American Tankers, Ltd.                                            29,510                249,360                  0.0%
#*   Northern Oil and Gas, Inc.                                               74,420                840,946                  0.0%
#*   Nuverra Environmental Solutions, Inc.                                    16,662                157,789                  0.0%
#*   Oasis Petroleum, Inc.                                                   136,548              4,090,978                  0.0%
     Occidental Petroleum Corp.                                              424,457             37,746,961                  0.4%
     Oceaneering International, Inc.                                          82,252              5,779,848                  0.1%
*    Oil States International, Inc.                                           74,938              4,476,796                  0.1%
     ONEOK, Inc.                                                             127,633              7,522,689                  0.1%
#*   Overseas Shipholding Group, Inc.                                         19,258                 99,179                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Energy -- (Continued)
#    Panhandle Oil and Gas, Inc. Class A                                      16,654   $            342,406                  0.0%
#*   Paragon Offshore P.L.C.                                                  68,375                332,986                  0.0%
#*   Parker Drilling Co.                                                     129,468                574,838                  0.0%
     Patterson-UTI Energy, Inc.                                              185,277              4,266,929                  0.1%
#    PBF Energy, Inc. Class A                                                 80,812              2,106,769                  0.0%
*    PDC Energy, Inc.                                                         41,841              1,829,289                  0.0%
#    Peabody Energy Corp.                                                    236,569              2,467,415                  0.0%
#*   Penn Virginia Corp.                                                      95,262                816,395                  0.0%
#*   PetroQuest Energy, Inc.                                                 100,726                473,412                  0.0%
#*   PHI, Inc. Non-Voting                                                     10,655                476,705                  0.0%
*    PHI, Inc. Voting                                                          2,247                 95,520                  0.0%
     Phillips 66                                                             154,529             12,130,527                  0.1%
*    Pioneer Energy Services Corp.                                            54,296                498,437                  0.0%
     Pioneer Natural Resources Co.                                            41,423              7,831,432                  0.1%
*    PostRock Energy Corp.                                                     1,437                  1,035                  0.0%
     QEP Resources, Inc.                                                     224,471              5,627,488                  0.1%
#    Range Resources Corp.                                                    80,156              5,482,670                  0.1%
#*   Renewable Energy Group, Inc.                                             23,025                242,453                  0.0%
#*   REX American Resources Corp.                                              7,500                545,700                  0.0%
#*   Rex Energy Corp.                                                         63,446                497,417                  0.0%
#*   RigNet, Inc.                                                             10,885                472,953                  0.0%
#*   Rosetta Resources, Inc.                                                  81,505              3,099,635                  0.0%
     Rowan Cos. P.L.C. Class A                                               128,142              3,110,006                  0.0%
#*   Royale Energy, Inc.                                                         400                  1,048                  0.0%
     RPC, Inc.                                                               164,035              2,690,174                  0.0%
#*   Sanchez Energy Corp.                                                      2,262                 38,612                  0.0%
#*   SandRidge Energy, Inc.                                                  662,821              2,585,002                  0.0%
     Schlumberger, Ltd.                                                      396,427             39,111,488                  0.4%
#    Scorpio Tankers, Inc.                                                   159,721              1,394,364                  0.0%
#*   SEACOR Holdings, Inc.                                                    24,795              2,044,348                  0.0%
     SemGroup Corp. Class A                                                   40,763              3,128,560                  0.0%
*    Seventy Seven Energy, Inc.                                               38,522                503,483                  0.0%
#    Ship Finance International, Ltd.                                         85,877              1,476,226                  0.0%
#    SM Energy Co.                                                            94,705              5,331,892                  0.1%
*    Southwestern Energy Co.                                                 460,704             14,977,487                  0.1%
     Spectra Energy Corp.                                                    206,997              8,099,793                  0.1%
*    Steel Excel, Inc.                                                         6,102                186,111                  0.0%
#*   Stone Energy Corp.                                                       68,909              1,688,271                  0.0%
     Superior Energy Services, Inc.                                          170,693              4,292,929                  0.1%
#*   Swift Energy Co.                                                         31,634                216,693                  0.0%
#*   Synergy Resources Corp.                                                  60,386                736,105                  0.0%
#*   Synthesis Energy Systems, Inc.                                           27,753                 28,586                  0.0%
     Targa Resources Corp.                                                    37,821              4,864,915                  0.1%
#    Teekay Corp.                                                             95,903              5,606,489                  0.1%
#    Tesco Corp.                                                              52,121                992,384                  0.0%
     Tesoro Corp.                                                            105,723              7,549,679                  0.1%
#*   TETRA Technologies, Inc.                                                 97,678                930,871                  0.0%
*    TGC Industries, Inc.                                                     14,420                 45,279                  0.0%
#    Tidewater, Inc.                                                          60,688              2,237,567                  0.0%
#    Transocean, Ltd.                                                        223,773              6,675,149                  0.1%
#*   Triangle Petroleum Corp.                                                101,041                783,068                  0.0%
#*   Ultra Petroleum Corp.                                                   141,456              3,225,197                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Energy -- (Continued)
*           Unit Corp.                                                        57,869   $          2,802,017                  0.0%
#*          Uranium Energy Corp.                                              21,851                 25,129                  0.0%
#*          Uranium Resources, Inc.                                              685                  1,075                  0.0%
*           Vaalco Energy, Inc.                                               86,201                639,611                  0.0%
            Valero Energy Corp.                                              262,913             13,169,312                  0.1%
#           W&T Offshore, Inc.                                                91,888                835,262                  0.0%
#*          Warren Resources, Inc.                                            84,791                293,377                  0.0%
*           Weatherford International P.L.C.                                 621,232             10,200,629                  0.1%
#           Western Refining, Inc.                                           135,928              6,196,958                  0.1%
*           Westmoreland Coal Co.                                             17,932                655,773                  0.0%
*           Whiting Petroleum Corp.                                          122,067              7,475,383                  0.1%
#*          Willbros Group, Inc.                                              54,889                322,198                  0.0%
            Williams Cos., Inc. (The)                                        194,422             10,792,365                  0.1%
#           World Fuel Services Corp.                                         69,160              2,852,158                  0.0%
*           WPX Energy, Inc.                                                 248,918              4,759,312                  0.1%
*           Yuma Energy, Inc.                                                  2,104                  7,154                  0.0%
*           Zion Oil & Gas, Inc.                                              10,543                 18,345                  0.0%
                                                                                       --------------------   ------------------
Total Energy                                                                                  1,010,410,419                  9.4%
                                                                                       --------------------   ------------------
Financials -- (13.3%)
*           1st Constitution Bancorp                                           1,373                 15,247                  0.0%
#           1st Source Corp.                                                  24,618                770,297                  0.0%
            1st United Bancorp, Inc.                                          22,508                199,196                  0.0%
*           A-Mark Precious Metals, Inc.                                          96                  1,011                  0.0%
            Access National Corp.                                              4,884                 82,295                  0.0%
            ACE, Ltd.                                                        117,992             12,896,526                  0.1%
*           Affiliated Managers Group, Inc.                                   24,024              4,799,755                  0.1%
            Aflac, Inc.                                                      170,449             10,180,919                  0.1%
            Alexander & Baldwin, Inc.                                         57,599              2,305,688                  0.0%
*           Alleghany Corp.                                                   12,172              5,407,776                  0.1%
            Alliance Bancorp, Inc. of Pennsylvania                             1,546                 25,494                  0.0%
            Allied World Assurance Co. Holdings AG                           107,031              4,067,178                  0.0%
            Allstate Corp. (The)                                             165,705             10,745,969                  0.1%
#*          Altisource Asset Management Corp.                                    909                490,860                  0.0%
#*          Altisource Portfolio Solutions SA                                 18,312              1,367,174                  0.0%
#*          Ambac Financial Group, Inc.                                        6,328                144,785                  0.0%
            Ameriana Bancorp                                                     456                  7,725                  0.0%
#           American Equity Investment Life Holding Co.                      106,888              2,758,779                  0.0%
            American Express Co.                                             440,616             39,633,409                  0.4%
            American Financial Group, Inc.                                    92,794              5,551,865                  0.1%
*           American Independence Corp.                                          371                  4,077                  0.0%
            American International Group, Inc.                               465,303             24,926,282                  0.2%
#           American National Bankshares, Inc.                                 3,768                 91,186                  0.0%
            American National Insurance Co.                                   19,731              2,250,912                  0.0%
*           American River Bankshares                                          2,192                 20,824                  0.0%
(Degree)*   American Spectrum Realty, Inc.                                       642                  1,079                  0.0%
            Ameriprise Financial, Inc.                                       121,135             15,283,603                  0.2%
            Ameris Bancorp                                                    27,306                677,189                  0.0%
            AMERISAFE, Inc.                                                   20,861                869,904                  0.0%
            AmeriServ Financial, Inc.                                          8,436                 26,573                  0.0%
#           Amtrust Financial Services, Inc.                                  77,833              3,492,367                  0.0%
            Aon P.L.C.                                                        84,747              7,288,242                  0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
*    Arch Capital Group, Ltd.                                                100,258   $          5,646,531                  0.1%
     Argo Group International Holdings, Ltd.                                  26,125              1,457,775                  0.0%
#    Arrow Financial Corp.                                                    10,623                290,964                  0.0%
     Arthur J Gallagher & Co.                                                 69,673              3,323,402                  0.0%
#    Artisan Partners Asset Management, Inc. Class A                          11,270                546,370                  0.0%
     Aspen Insurance Holdings, Ltd.                                           66,780              2,913,611                  0.0%
     Associated Banc-Corp                                                    200,873              3,776,412                  0.0%
     Assurant, Inc.                                                           79,526              5,425,264                  0.1%
     Assured Guaranty, Ltd.                                                  181,465              4,188,212                  0.1%
*    Asta Funding, Inc.                                                        9,299                 78,391                  0.0%
#    Astoria Financial Corp.                                                 138,734              1,824,352                  0.0%
     Atlantic American Corp.                                                   2,737                 10,565                  0.0%
#*   Atlantic Coast Financial Corp.                                              945                  3,893                  0.0%
*    Atlanticus Holdings Corp.                                                14,132                 19,785                  0.0%
#    Auburn National Bancorporation, Inc.                                        335                  7,862                  0.0%
#*   AV Homes, Inc.                                                            8,825                132,287                  0.0%
     Axis Capital Holdings, Ltd.                                             110,926              5,339,978                  0.1%
     Baldwin & Lyons, Inc. Class A                                               638                 15,644                  0.0%
     Baldwin & Lyons, Inc. Class B                                             8,934                240,503                  0.0%
#    Banc of California, Inc.                                                  9,411                110,767                  0.0%
#    Bancfirst Corp.                                                          14,457                939,705                  0.0%
#*   Bancorp, Inc.                                                            38,456                363,794                  0.0%
#    BancorpSouth, Inc.                                                      132,247              3,045,648                  0.0%
     Bank Mutual Corp.                                                        38,610                254,440                  0.0%
     Bank of America Corp.                                                 3,795,646             65,133,285                  0.6%
     Bank of Commerce Holdings                                                 6,357                 38,460                  0.0%
#    Bank of Hawaii Corp.                                                     47,408              2,775,738                  0.0%
     Bank of Kentucky Financial Corp (The)                                     2,404                112,772                  0.0%
     Bank of New York Mellon Corp. (The)                                     389,922             15,097,780                  0.2%
#    Bank of the Ozarks, Inc.                                                 61,951              2,183,153                  0.0%
#    BankFinancial Corp.                                                      14,549                173,570                  0.0%
     BankUnited, Inc.                                                        105,382              3,150,922                  0.0%
     Banner Corp.                                                             25,047              1,082,531                  0.0%
#    Bar Harbor Bankshares                                                     3,463                100,773                  0.0%
     BB&T Corp.                                                              239,009              9,053,661                  0.1%
     BBCN Bancorp, Inc.                                                      116,348              1,645,161                  0.0%
#*   BBX Capital Corp. Class A                                                 1,011                 18,602                  0.0%
     BCB Bancorp, Inc.                                                         4,090                 52,720                  0.0%
*    Bear State Financial, Inc.                                                2,243                 20,120                  0.0%
*    Beneficial Mutual Bancorp, Inc.                                          65,235                876,106                  0.0%
     Berkshire Bancorp, Inc.                                                   1,000                  8,375                  0.0%
*    Berkshire Hathaway, Inc. Class B                                        582,608             81,658,337                  0.8%
#    Berkshire Hills Bancorp, Inc.                                            23,502                605,882                  0.0%
#    BGC Partners, Inc. Class A                                              321,727              2,728,245                  0.0%
     BlackRock, Inc.                                                          45,438             15,499,356                  0.2%
#    BNC Bancorp                                                                 160                  2,722                  0.0%
#*   BofI Holding, Inc.                                                       16,943              1,304,950                  0.0%
#    BOK Financial Corp.                                                      60,241              4,130,123                  0.0%
#    Boston Private Financial Holdings, Inc.                                  99,927              1,314,040                  0.0%
#    Bridge Bancorp, Inc.                                                      2,089                 54,857                  0.0%
#*   Bridge Capital Holdings                                                   4,396                106,032                  0.0%
     Brookline Bancorp, Inc.                                                  89,484                858,152                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
            Brown & Brown, Inc.                                              145,544   $          4,637,032                  0.1%
*           Brunswick Bancorp                                                     40                    192                  0.0%
            Bryn Mawr Bank Corp.                                              12,604                388,581                  0.0%
            C&F Financial Corp.                                                  721                 24,759                  0.0%
#           Calamos Asset Management, Inc. Class A                            19,363                265,273                  0.0%
            California First National Bancorp                                  2,970                 44,847                  0.0%
#           Camden National Corp.                                              7,297                298,520                  0.0%
#           Cape Bancorp, Inc.                                                 4,558                 40,612                  0.0%
#*          Capital Bank Financial Corp. Class A                               1,269                 32,854                  0.0%
#           Capital City Bank Group, Inc.                                     11,641                175,895                  0.0%
            Capital One Financial Corp.                                      209,014             17,300,089                  0.2%
(Degree)*   Capital Properties, Inc., 5.000%                                     540                    535                  0.0%
*           Capital Properties, Inc. Class A                                     600                  7,302                  0.0%
#           Capital Southwest Corp.                                            7,342                269,158                  0.0%
#           Capitol Federal Financial, Inc.                                  171,263              2,193,879                  0.0%
#           Cardinal Financial Corp.                                          35,411                679,891                  0.0%
*           Carolina Bank Holdings, Inc.                                         900                  8,514                  0.0%
#*          Cascade Bancorp                                                   19,485                 99,568                  0.0%
#           Cash America International, Inc.                                  37,212              1,828,970                  0.0%
#           Cathay General Bancorp                                           110,573              2,920,233                  0.0%
#           CBOE Holdings, Inc.                                               78,339              4,617,301                  0.1%
*           CBRE Group, Inc. Class A                                         169,818              5,434,176                  0.1%
#           Centerstate Banks, Inc.                                           24,936                290,255                  0.0%
#           Central Pacific Financial Corp.                                   12,232                231,185                  0.0%
#           Century Bancorp, Inc. Class A                                      1,596                 60,616                  0.0%
            Charles Schwab Corp. (The)                                       271,621              7,787,374                  0.1%
#           Charter Financial Corp.                                            1,777                 20,151                  0.0%
            Chemical Financial Corp.                                          32,070                955,045                  0.0%
            Chicopee Bancorp, Inc.                                             3,096                 46,099                  0.0%
            Chubb Corp. (The)                                                 56,069              5,571,016                  0.1%
#           Cincinnati Financial Corp.                                       110,304              5,567,043                  0.1%
            CIT Group, Inc.                                                   96,755              4,734,222                  0.1%
            Citigroup, Inc.                                                1,092,668             58,490,518                  0.6%
#           Citizens Community Bancorp, Inc.                                   1,650                 14,685                  0.0%
            Citizens Holding Co.                                                 772                 14,475                  0.0%
#*          Citizens, Inc.                                                    39,312                286,584                  0.0%
#           City Holding Co.                                                  15,405                693,071                  0.0%
#           City National Corp.                                               54,479              4,288,042                  0.1%
            CKX Lands, Inc.                                                      743                 11,895                  0.0%
#           Clifton Bancorp, Inc.                                             19,842                258,343                  0.0%
            CME Group, Inc.                                                  111,791              9,369,204                  0.1%
            CNA Financial Corp.                                              130,949              5,117,487                  0.1%
#           CNB Financial Corp.                                                8,185                148,230                  0.0%
            CNO Financial Group, Inc.                                        184,317              3,341,667                  0.0%
#           CoBiz Financial, Inc.                                             38,778                466,112                  0.0%
            Codorus Valley Bancorp, Inc.                                       1,762                 38,092                  0.0%
#           Cohen & Steers, Inc.                                              15,317                656,487                  0.0%
*           Colonial Financial Services, Inc.                                  1,300                 16,887                  0.0%
*           Colony Bankcorp, Inc.                                              1,337                  9,359                  0.0%
#           Columbia Banking System, Inc.                                     63,733              1,770,503                  0.0%
#           Comerica, Inc.                                                   101,026              4,822,981                  0.1%
#           Commerce Bancshares, Inc.                                         99,530              4,504,728                  0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     Commercial National Financial Corp.                                         847   $             17,999                  0.0%
#    Community Bank System, Inc.                                              50,381              1,922,035                  0.0%
*    Community Bankers Trust Corp.                                             5,562                 24,473                  0.0%
#    Community Trust Bancorp, Inc.                                            17,297                621,827                  0.0%
     Community West Bancshares                                                 1,844                 11,894                  0.0%
*    CommunityOne Bancorp                                                          1                     11                  0.0%
     ConnectOne Bancorp, Inc.                                                 14,278                264,143                  0.0%
#    Consolidated-Tomoka Land Co.                                              5,268                274,937                  0.0%
*    Consumer Portfolio Services, Inc.                                        11,333                 80,011                  0.0%
#*   Cowen Group, Inc. Class A                                               121,371                490,339                  0.0%
     Crawford & Co. Class A                                                   18,114                159,765                  0.0%
#    Crawford & Co. Class B                                                   19,531                198,826                  0.0%
#*   Credit Acceptance Corp.                                                  18,436              2,720,416                  0.0%
#    Cullen/Frost Bankers, Inc.                                               63,237              5,110,182                  0.1%
#    CVB Financial Corp.                                                     112,153              1,769,774                  0.0%
#    Diamond Hill Investment Group, Inc.                                       1,277                171,105                  0.0%
#    Dime Community Bancshares, Inc.                                          47,048                741,006                  0.0%
     Discover Financial Services                                             174,371             11,121,382                  0.1%
#    Donegal Group, Inc. Class A                                              18,939                299,615                  0.0%
     Donegal Group, Inc. Class B                                               2,147                 45,087                  0.0%
*    Doral Financial Corp.                                                       199                  1,156                  0.0%
*    E*TRADE Financial Corp.                                                 228,350              5,092,205                  0.1%
     Eagle Bancorp Montana, Inc.                                                 566                  6,056                  0.0%
     East West Bancorp, Inc.                                                 145,242              5,339,096                  0.1%
*    Eastern Virginia Bankshares, Inc.                                           851                  5,268                  0.0%
#    Eaton Vance Corp.                                                        97,702              3,598,365                  0.0%
#*   eHealth, Inc.                                                            11,143                278,018                  0.0%
#    EMC Insurance Group, Inc.                                                10,245                328,250                  0.0%
     Employers Holdings, Inc.                                                 32,349                659,596                  0.0%
#*   Encore Capital Group, Inc.                                               28,928              1,316,513                  0.0%
     Endurance Specialty Holdings, Ltd.                                       61,954              3,590,234                  0.0%
#*   Enstar Group, Ltd.                                                       14,043              2,079,347                  0.0%
#    Enterprise Bancorp, Inc.                                                  3,680                 86,590                  0.0%
     Enterprise Financial Services Corp.                                      14,188                267,444                  0.0%
     Erie Indemnity Co. Class A                                               36,524              3,099,792                  0.0%
#    ESB Financial Corp.                                                       8,890                165,887                  0.0%
     ESSA Bancorp, Inc.                                                        8,794                101,043                  0.0%
     Evans Bancorp, Inc.                                                       1,219                 28,336                  0.0%
#    EverBank Financial Corp.                                                  5,397                103,353                  0.0%
     Evercore Partners, Inc. Class A                                          35,853              1,856,110                  0.0%
     Everest Re Group, Ltd.                                                   38,478              6,566,271                  0.1%
#*   Ezcorp, Inc. Class A                                                     65,350                737,148                  0.0%
*    Farmers Capital Bank Corp.                                                1,933                 43,377                  0.0%
#    FBL Financial Group, Inc. Class A                                        22,739              1,127,400                  0.0%
     Federal Agricultural Mortgage Corp. Class A                                 773                 18,938                  0.0%
#    Federal Agricultural Mortgage Corp. Class C                               9,100                303,030                  0.0%
#    Federated Investors, Inc. Class B                                       113,296              3,542,766                  0.0%
     Federated National Holding Co.                                           15,885                531,512                  0.0%
#    Fidelity Southern Corp.                                                   6,371                 97,795                  0.0%
     Fifth Third Bancorp                                                     444,076              8,877,079                  0.1%
#    Financial Engines, Inc.                                                   9,992                398,381                  0.0%
#    Financial Institutions, Inc.                                             11,282                283,629                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
*           First Acceptance Corp.                                             9,100   $             23,296                  0.0%
#           First American Financial Corp.                                   103,809              3,147,489                  0.0%
            First Bancorp of Indiana, Inc.                                        96                  1,466                  0.0%
#           First Bancorp, Inc.                                                5,920                104,725                  0.0%
*           First BanCorp.(318672706)                                         57,884                301,576                  0.0%
#           First Bancorp.(318910106)                                         13,598                246,396                  0.0%
*           First Bancshares, Inc.                                               200                  1,394                  0.0%
            First Bancshares, Inc. (The)                                         237                  3,564                  0.0%
#           First Busey Corp.                                                 86,193                538,706                  0.0%
#           First Business Financial Services, Inc.                            1,081                 50,731                  0.0%
#*          First Cash Financial Services, Inc.                               32,207              1,902,790                  0.0%
            First Citizens BancShares, Inc. Class A                            6,552              1,645,928                  0.0%
#           First Commonwealth Financial Corp.                               135,934              1,270,983                  0.0%
            First Community Bancshares, Inc.                                  15,359                251,427                  0.0%
            First Defiance Financial Corp.                                     7,949                243,478                  0.0%
            First Federal of Northern Michigan Bancorp, Inc.                     200                    978                  0.0%
            First Financial Bancorp                                           71,334              1,251,198                  0.0%
#           First Financial Bankshares, Inc.                                  42,062              1,336,730                  0.0%
#           First Financial Corp.                                             11,314                392,370                  0.0%
            First Financial Northwest, Inc.                                   12,837                148,909                  0.0%
*           First Financial Service Corp.                                        917                  3,393                  0.0%
#           First Horizon National Corp.                                     288,872              3,714,894                  0.0%
            First Interstate Bancsystem, Inc.                                 23,322                684,267                  0.0%
#*          First Marblehead Corp. (The)                                       5,889                 14,546                  0.0%
            First Merchants Corp.                                             34,305                777,008                  0.0%
            First Midwest Bancorp, Inc.                                       95,566              1,604,553                  0.0%
            First Niagara Financial Group, Inc.                              345,438              2,587,331                  0.0%
(Degree)*   First Place Financial Corp.                                        9,209                      1                  0.0%
            First Republic Bank                                              100,844              5,135,985                  0.1%
            First South Bancorp, Inc.                                          4,572                 37,719                  0.0%
*           First United Corp.                                                 1,938                 16,570                  0.0%
            First West Virginia Bancorp                                          266                  5,317                  0.0%
            FirstMerit Corp.                                                 172,061              3,157,319                  0.0%
#*          Flagstar Bancorp, Inc.                                            51,712                812,913                  0.0%
#           Flushing Financial Corp.                                          34,533                695,495                  0.0%
#           FNB Corp.                                                        209,492              2,679,403                  0.0%
            FNF Group                                                        204,074              6,089,568                  0.1%
*           FNFV Group                                                        68,017                914,148                  0.0%
*           Forest City Enterprises, Inc. Class A                            179,773              3,755,458                  0.0%
*           Forest City Enterprises, Inc. Class B                              4,615                 96,661                  0.0%
*           Forestar Group, Inc.                                              37,809                659,767                  0.0%
#           Fox Chase Bancorp, Inc.                                           11,006                180,278                  0.0%
            Franklin Resources, Inc.                                         122,485              6,811,391                  0.1%
            Fulton Financial Corp.                                           269,987              3,207,446                  0.0%
#           FXCM, Inc. Class A                                                34,906                574,553                  0.0%
#           Gain Capital Holdings, Inc.                                       29,251                250,389                  0.0%
*           GAINSCO, Inc.                                                        513                  5,386                  0.0%
#           GAMCO Investors, Inc. Class A                                      6,835                564,708                  0.0%
*           Genworth Financial, Inc. Class A                                 468,405              6,552,986                  0.1%
#           German American Bancorp, Inc.                                     10,089                301,358                  0.0%
            GFI Group, Inc.                                                  116,588                641,234                  0.0%
#           Glacier Bancorp, Inc.                                             79,414              2,278,388                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#*   Global Indemnity P.L.C.                                                  14,009   $            405,981                  0.0%
     Goldman Sachs Group, Inc. (The)                                         159,257             30,257,237                  0.3%
#    Great Southern Bancorp, Inc.                                             11,512                437,571                  0.0%
#*   Green Dot Corp. Class A                                                  42,115              1,006,548                  0.0%
#    Greenhill & Co., Inc.                                                    17,526                788,670                  0.0%
*    Greenlight Capital Re, Ltd. Class A                                      33,813              1,097,232                  0.0%
#    Griffin Land & Nurseries, Inc.                                            2,756                 72,069                  0.0%
#    Guaranty Bancorp                                                          1,480                 23,340                  0.0%
     Guaranty Federal Bancshares, Inc.                                           909                 11,540                  0.0%
*    Hallmark Financial Services, Inc.                                        13,444                156,757                  0.0%
     Hampden Bancorp, Inc.                                                       818                 14,070                  0.0%
     Hancock Holding Co.                                                      89,370              3,144,930                  0.0%
     Hanmi Financial Corp.                                                    46,030                987,343                  0.0%
#    Hanover Insurance Group, Inc. (The)                                      65,609              4,391,866                  0.1%
     Harleysville Savings Financial Corp.                                      1,916                 32,285                  0.0%
     Hartford Financial Services Group, Inc. (The)                           235,302              9,313,253                  0.1%
     Hawthorn Bancshares, Inc.                                                 1,277                 17,572                  0.0%
     HCC Insurance Holdings, Inc.                                            104,750              5,466,902                  0.1%
#    HCI Group, Inc.                                                          14,504                737,383                  0.0%
#    Heartland Financial USA, Inc.                                            15,126                402,352                  0.0%
#    Heritage Commerce Corp.                                                  19,954                173,600                  0.0%
#    Heritage Financial Corp.                                                 23,740                416,637                  0.0%
     Heritage Financial Group, Inc.                                            4,012                 85,014                  0.0%
     HF Financial Corp.                                                        1,948                 26,473                  0.0%
     HFF, Inc. Class A                                                        34,813              1,095,913                  0.0%
*    Hilltop Holdings, Inc.                                                   94,254              2,076,416                  0.0%
     Hingham Institution for Savings                                             458                 37,886                  0.0%
*    HMN Financial, Inc.                                                         989                 12,817                  0.0%
*    Home Bancorp, Inc.                                                        4,739                108,002                  0.0%
     Home BancShares, Inc.                                                    51,620              1,647,710                  0.0%
*    HomeTrust Bancshares, Inc.                                                  338                  5,222                  0.0%
     HopFed Bancorp, Inc.                                                      1,211                 13,854                  0.0%
     Horace Mann Educators Corp.                                              33,317              1,013,170                  0.0%
     Horizon Bancorp                                                           1,500                 38,580                  0.0%
*    Howard Hughes Corp. (The)                                                40,962              6,036,980                  0.1%
     Hudson City Bancorp, Inc.                                               416,419              4,018,443                  0.0%
#    Hudson Valley Holding Corp.                                              12,778                290,572                  0.0%
     Huntington Bancshares, Inc.                                             693,834              6,875,895                  0.1%
     Iberiabank Corp.                                                         42,124              2,900,659                  0.0%
#    Independence Holding Co.                                                  8,496                120,218                  0.0%
#    Independent Bank Corp.(453836108)                                        26,383              1,076,426                  0.0%
     Independent Bank Corp.(453838609)                                         3,800                 45,866                  0.0%
#    Independent Bank Group, Inc.                                                300                 13,407                  0.0%
     Infinity Property & Casualty Corp.                                        7,832                571,814                  0.0%
     Interactive Brokers Group, Inc. Class A                                  84,322              2,177,194                  0.0%
     Intercontinental Exchange, Inc.                                          29,771              6,201,002                  0.1%
*    InterGroup Corp. (The)                                                      200                  3,800                  0.0%
     International Bancshares Corp.                                           70,076              1,988,056                  0.0%
     Intervest Bancshares Corp. Class A                                       15,492                151,047                  0.0%
#*   INTL. FCStone, Inc.                                                      16,685                301,998                  0.0%
     Invesco, Ltd.                                                           334,723             13,546,240                  0.1%
*    Investment Technology Group, Inc.                                        38,012                681,555                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#    Investors Bancorp, Inc.                                                 300,345   $          3,228,709                  0.0%
     Investors Title Co.                                                       1,022                 76,599                  0.0%
#    Iron Mountain, Inc.                                                     274,878              9,914,849                  0.1%
#    Janus Capital Group, Inc.                                               197,552              2,961,304                  0.0%
     JMP Group, Inc.                                                          15,902                116,085                  0.0%
     Jones Lang LaSalle, Inc.                                                 43,037              5,819,033                  0.1%
     JPMorgan Chase & Co.                                                  1,455,716             88,041,704                  0.8%
*    KCG Holdings, Inc. Class A                                               11,722                124,957                  0.0%
#*   Kearny Financial Corp.                                                   44,060                627,414                  0.0%
#    Kemper Corp.                                                             70,369              2,593,098                  0.0%
     Kennedy-Wilson Holdings, Inc.                                            75,179              2,036,599                  0.0%
     Kentucky First Federal Bancorp                                              936                  7,666                  0.0%
     KeyCorp                                                                 453,013              5,979,772                  0.1%
#*   Ladenburg Thalmann Financial Services, Inc.                              23,786                101,566                  0.0%
     Lake Shore Bancorp, Inc.                                                    125                  1,731                  0.0%
     Lakeland Bancorp, Inc.                                                   27,316                300,203                  0.0%
#    Lakeland Financial Corp.                                                 16,920                701,165                  0.0%
     Landmark Bancorp, Inc.                                                    1,197                 28,608                  0.0%
#    Legg Mason, Inc.                                                        131,430              6,834,360                  0.1%
     Leucadia National Corp.                                                 207,439              4,932,899                  0.1%
#    Life Partners Holdings, Inc.                                              7,528                 13,776                  0.0%
     Lincoln National Corp.                                                  142,060              7,779,206                  0.1%
     LNB Bancorp, Inc.                                                         6,277                 88,129                  0.0%
     Loews Corp.                                                             174,629              7,613,824                  0.1%
     Louisiana Bancorp, Inc.                                                   2,100                 43,848                  0.0%
#    LPL Financial Holdings, Inc.                                            119,797              4,958,398                  0.1%
     LSB Financial Corp.                                                         259                 11,287                  0.0%
#    M&T Bank Corp.                                                           64,812              7,918,730                  0.1%
#    Macatawa Bank Corp.                                                      19,394                101,043                  0.0%
*    Magyar Bancorp, Inc.                                                        211                  1,834                  0.0%
#    Maiden Holdings, Ltd.                                                    90,127              1,077,018                  0.0%
#    MainSource Financial Group, Inc.                                         15,803                287,457                  0.0%
*    Malvern Bancorp, Inc.                                                       134                  1,503                  0.0%
     Manning & Napier, Inc.                                                    2,618                 41,469                  0.0%
*    Markel Corp.                                                             10,422              7,200,456                  0.1%
#    MarketAxess Holdings, Inc.                                               31,324              2,025,097                  0.0%
     Marlin Business Services Corp.                                           11,172                236,176                  0.0%
     Marsh & McLennan Cos., Inc.                                             164,354              8,935,927                  0.1%
*    Maui Land & Pineapple Co., Inc.                                           2,542                 15,532                  0.0%
#    MB Financial, Inc.                                                       79,780              2,517,059                  0.0%
*    MBIA, Inc.                                                              191,659              1,870,592                  0.0%
*    MBT Financial Corp.                                                       4,170                 19,390                  0.0%
     McGraw Hill Financial, Inc.                                             122,612             11,093,934                  0.1%
#    Meadowbrook Insurance Group, Inc.                                        46,825                298,275                  0.0%
#    Medallion Financial Corp.                                                22,015                254,273                  0.0%
#    Mercantile Bank Corp.                                                     7,802                153,933                  0.0%
#    Merchants Bancshares, Inc.                                                4,638                138,166                  0.0%
     Mercury General Corp.                                                    58,723              3,119,366                  0.0%
#*   Meridian Bancorp, Inc.                                                   40,830                463,012                  0.0%
#    Meta Financial Group, Inc.                                                1,310                 49,138                  0.0%
     MetLife, Inc.                                                           335,963             18,222,633                  0.2%
*    Metro Bancorp, Inc.                                                      10,574                264,773                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#*   MGIC Investment Corp.                                                   152,142   $          1,357,107                  0.0%
     MicroFinancial, Inc.                                                      7,011                 58,822                  0.0%
     Mid Penn Bancorp, Inc.                                                      497                  7,699                  0.0%
#    MidSouth Bancorp, Inc.                                                    5,731                108,545                  0.0%
#    MidWestOne Financial Group, Inc.                                          3,102                 82,761                  0.0%
#    Montpelier Re Holdings, Ltd.                                             46,585              1,543,827                  0.0%
     Moody's Corp.                                                           129,785             12,878,566                  0.1%
     Morgan Stanley                                                          512,475             17,911,001                  0.2%
*    MSB Financial Corp.                                                         339                  3,065                  0.0%
     MSCI, Inc.                                                               92,812              4,330,608                  0.1%
     MutualFirst Financial, Inc.                                               2,798                 60,856                  0.0%
     NASDAQ OMX Group, Inc. (The)                                            114,064              4,934,409                  0.1%
     National Bank Holdings Corp. Class A                                        990                 19,394                  0.0%
#    National Interstate Corp.                                                14,597                415,139                  0.0%
     National Penn Bancshares, Inc.                                          185,404              1,907,807                  0.0%
     National Security Group, Inc. (The)                                         312                  4,246                  0.0%
#    National Western Life Insurance Co. Class A                               1,427                386,717                  0.0%
#*   Nationstar Mortgage Holdings, Inc.                                       10,981                385,653                  0.0%
*    Naugatuck Valley Financial Corp.                                            610                  4,849                  0.0%
     Navient Corp.                                                           349,918              6,921,378                  0.1%
*    Navigators Group, Inc. (The)                                             14,054                956,937                  0.0%
#    NBT Bancorp, Inc.                                                        46,980              1,206,446                  0.0%
     Nelnet, Inc. Class A                                                     37,939              1,805,517                  0.0%
#    New Hampshire Thrift Bancshares, Inc.                                     3,306                 52,301                  0.0%
#    New York Community Bancorp, Inc.                                        230,819              3,681,563                  0.0%
#*   NewBridge Bancorp                                                         8,957                 79,628                  0.0%
#*   NewStar Financial, Inc.                                                  38,956                532,918                  0.0%
     Nicholas Financial, Inc.                                                  4,022                 49,109                  0.0%
     Northeast Bancorp                                                            59                    532                  0.0%
     Northeast Community Bancorp, Inc.                                         3,456                 24,192                  0.0%
     Northern Trust Corp.                                                    159,280             10,560,264                  0.1%
#    Northfield Bancorp, Inc.                                                 60,712                864,539                  0.0%
#    Northrim BanCorp, Inc.                                                    3,902                112,768                  0.0%
*    NorthStar Asset Management Group, Inc.                                   18,988                344,063                  0.0%
#    Northwest Bancshares, Inc.                                              115,669              1,484,033                  0.0%
#    Norwood Financial Corp.                                                     991                 28,709                  0.0%
#    Ocean Shore Holding Co.                                                   3,964                 57,082                  0.0%
     OceanFirst Financial Corp.                                               16,231                268,948                  0.0%
#*   Ocwen Financial Corp.                                                   106,268              2,503,674                  0.0%
     OFG Bancorp                                                              61,240                953,507                  0.0%
     Ohio Valley Banc Corp.                                                    1,110                 26,496                  0.0%
#    Old Line Bancshares, Inc.                                                   600                  9,588                  0.0%
     Old National Bancorp                                                    137,533              2,001,105                  0.0%
     Old Republic International Corp.                                        253,456              3,743,545                  0.0%
*    Old Second Bancorp, Inc.                                                  4,388                 21,062                  0.0%
     OmniAmerican Bancorp, Inc.                                                9,890                267,426                  0.0%
#    OneBeacon Insurance Group, Ltd. Class A                                  27,319                435,192                  0.0%
     Oppenheimer Holdings, Inc. Class A                                        8,464                207,791                  0.0%
#    Oritani Financial Corp.                                                  60,285                890,409                  0.0%
     Pacific Continental Corp.                                                15,394                221,981                  0.0%
*    Pacific Mercantile Bancorp                                                7,453                 52,469                  0.0%
#*   Pacific Premier Bancorp, Inc.                                             2,700                 43,713                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     PacWest Bancorp                                                          99,963   $          4,264,422                  0.1%
#    Park National Corp.                                                      12,868              1,085,673                  0.0%
     Park Sterling Corp.                                                      20,322                155,667                  0.0%
     PartnerRe, Ltd.                                                          53,064              6,138,974                  0.1%
*    Patriot National Bancorp, Inc.                                              500                    920                  0.0%
#    Peapack Gladstone Financial Corp.                                         6,688                122,056                  0.0%
#    Penns Woods Bancorp, Inc.                                                 3,034                147,240                  0.0%
#    People's United Financial, Inc.                                         334,855              4,895,580                  0.1%
     Peoples Bancorp                                                             470                 11,350                  0.0%
     Peoples Bancorp of North Carolina, Inc.                                   2,042                 35,735                  0.0%
#    Peoples Bancorp, Inc.                                                     9,279                228,727                  0.0%
#*   PHH Corp.                                                                53,569              1,269,050                  0.0%
#*   Phoenix Cos., Inc. (The)                                                  4,663                276,796                  0.0%
#*   PICO Holdings, Inc.                                                      22,220                491,062                  0.0%
#    Pinnacle Financial Partners, Inc.                                        36,380              1,426,096                  0.0%
#*   Piper Jaffray Cos.                                                       12,428                701,685                  0.0%
#    Platinum Underwriters Holdings, Ltd.                                     29,146              1,825,414                  0.0%
     PNC Financial Services Group, Inc. (The)                                184,766             15,961,935                  0.2%
*    Popular, Inc.                                                           100,755              3,212,069                  0.0%
#*   Porter Bancorp, Inc.                                                      3,389                  2,376                  0.0%
     PRA Group, Inc.                                                          67,479              4,268,047                  0.1%
#    Preferred Bank                                                            1,261                 33,517                  0.0%
     Premier Financial Bancorp, Inc.                                           2,911                 42,413                  0.0%
#    Primerica, Inc.                                                          64,720              3,310,428                  0.0%
     Principal Financial Group, Inc.                                         191,258             10,016,181                  0.1%
     PrivateBancorp, Inc.                                                     78,398              2,533,823                  0.0%
     ProAssurance Corp.                                                       60,595              2,834,634                  0.0%
     Progressive Corp. (The)                                                 543,884             14,363,976                  0.1%
#    Prosperity Bancshares, Inc.                                              65,959              3,983,264                  0.0%
     Protective Life Corp.                                                    83,805              5,839,532                  0.1%
     Provident Financial Holdings, Inc.                                        6,264                 91,329                  0.0%
#    Provident Financial Services, Inc.                                       61,415              1,119,595                  0.0%
     Prudential Bancorp, Inc.                                                  2,842                 34,473                  0.0%
     Prudential Financial, Inc.                                              160,970             14,252,284                  0.1%
*    PSB Holdings, Inc.                                                        1,100                  8,426                  0.0%
     Pulaski Financial Corp.                                                   7,180                 85,945                  0.0%
#    Pzena Investment Management, Inc. Class A                                 8,560                 86,028                  0.0%
*    QC Holdings, Inc.                                                         8,157                 13,867                  0.0%
     QCR Holdings, Inc.                                                        1,185                 21,034                  0.0%
#    Radian Group, Inc.                                                      100,718              1,697,098                  0.0%
     Raymond James Financial, Inc.                                           105,086              5,898,477                  0.1%
#    RCS Capital Corp. Class A                                                25,817                423,657                  0.0%
*    Realogy Holdings Corp.                                                   53,780              2,205,518                  0.0%
     Regions Financial Corp.                                                 656,447              6,518,519                  0.1%
     Reinsurance Group of America, Inc.                                       75,920              6,396,260                  0.1%
#    RenaissanceRe Holdings, Ltd.                                             49,929              5,159,164                  0.1%
#    Renasant Corp.                                                           27,964                843,115                  0.0%
     Republic Bancorp, Inc. Class A                                           14,893                361,155                  0.0%
*    Republic First Bancorp, Inc.                                             14,828                 58,867                  0.0%
#    Resource America, Inc. Class A                                           21,470                204,824                  0.0%
*    Riverview Bancorp, Inc.                                                   9,533                 38,799                  0.0%
#    RLI Corp.                                                                44,620              2,212,706                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
*        Royal Bancshares of Pennsylvania, Inc. Class A                        4,906   $              9,174                  0.0%
#        S&T Bancorp, Inc.                                                    28,907                797,544                  0.0%
#*       Safeguard Scientifics, Inc.                                          21,185                422,641                  0.0%
         Safety Insurance Group, Inc.                                         43,015              2,683,276                  0.0%
         Salisbury Bancorp, Inc.                                                 543                 14,905                  0.0%
#        Sandy Spring Bancorp, Inc.                                           23,110                596,238                  0.0%
         SB Financial Group, Inc.                                              1,124                 10,273                  0.0%
#*       Seacoast Banking Corp. of Florida                                     6,735                 85,939                  0.0%
*        Security National Financial Corp. Class A                               899                  4,486                  0.0%
         SEI Investments Co.                                                 135,230              5,227,992                  0.1%
*        Select Bancorp, Inc.                                                    300                  2,031                  0.0%
         Selective Insurance Group, Inc.                                      54,425              1,405,253                  0.0%
#*       Shore Bancshares, Inc.                                                3,114                 28,587                  0.0%
         SI Financial Group, Inc.                                              5,983                 66,052                  0.0%
*        Siebert Financial Corp.                                               3,562                  7,801                  0.0%
#        Sierra Bancorp                                                        9,727                166,915                  0.0%
*        Signature Bank                                                       49,066              5,943,365                  0.1%
#        Simmons First National Corp. Class A                                 17,667                741,837                  0.0%
         Simplicity Bancorp, Inc.                                              6,143                101,789                  0.0%
         SLM Corp.                                                           524,399              5,008,010                  0.1%
         South State Corp.                                                    21,745              1,311,441                  0.0%
*        Southcoast Financial Corp.                                            2,666                 18,502                  0.0%
(Degree) Southern Community Financial Corp.                                    5,725                  5,300                  0.0%
*        Southern First Bancshares, Inc.                                       1,052                 15,296                  0.0%
#        Southern Missouri Bancorp, Inc.                                         557                 20,592                  0.0%
#        Southern National Bancorp of Virginia, Inc.                             302                  3,497                  0.0%
#        Southside Bancshares, Inc.                                           18,247                612,734                  0.0%
         Southwest Bancorp, Inc.                                              16,450                296,593                  0.0%
         Southwest Georgia Financial Corp.                                       863                 11,650                  0.0%
#*       St Joe Co. (The)                                                     66,355              1,270,698                  0.0%
         StanCorp Financial Group, Inc.                                       53,470              3,719,373                  0.0%
         State Auto Financial Corp.                                           31,122                651,383                  0.0%
         State Street Corp.                                                  145,617             10,988,259                  0.1%
         Sterling Bancorp                                                     82,932              1,166,024                  0.0%
         Stewart Information Services Corp.                                   24,271                857,252                  0.0%
*        Stifel Financial Corp.                                               71,885              3,415,256                  0.0%
#        Stock Yards Bancorp, Inc.                                            11,700                389,376                  0.0%
*        Stratus Properties, Inc.                                              2,912                 40,244                  0.0%
         Suffolk Bancorp                                                      11,604                266,428                  0.0%
#        Summit State Bank                                                     1,967                 25,355                  0.0%
#*       Sun Bancorp, Inc.                                                     5,889                118,958                  0.0%
         SunTrust Banks, Inc.                                                170,313              6,666,051                  0.1%
         Susquehanna Bancshares, Inc.                                        274,050              2,688,430                  0.0%
         Sussex Bancorp                                                          448                  4,502                  0.0%
*        SVB Financial Group                                                  58,595              6,562,054                  0.1%
#*       SWS Group, Inc.                                                      12,800                 94,592                  0.0%
         Symetra Financial Corp.                                             114,793              2,720,594                  0.0%
#        Synovus Financial Corp.                                             158,441              4,018,064                  0.0%
         T Rowe Price Group, Inc.                                             95,012              7,799,535                  0.1%
         TCF Financial Corp.                                                 234,959              3,630,117                  0.0%
#        TD Ameritrade Holding Corp.                                         261,601              8,826,418                  0.1%
#*       Tejon Ranch Co.                                                      15,148                457,167                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#    Territorial Bancorp, Inc.                                                 9,185   $            197,294                  0.0%
#    Teton Advisors, Inc. Class A                                                 29                  1,479                  0.0%
#*   Texas Capital Bancshares, Inc.                                           39,898              2,439,763                  0.0%
#    TFS Financial Corp.                                                     214,918              3,210,875                  0.0%
     Timberland Bancorp, Inc.                                                  1,600                 16,896                  0.0%
#    Tompkins Financial Corp.                                                 12,472                626,094                  0.0%
     Torchmark Corp.                                                         103,336              5,472,675                  0.1%
#    Towne Bank                                                               25,090                380,364                  0.0%
     Travelers Cos., Inc. (The)                                              184,867             18,634,594                  0.2%
#*   Tree.com, Inc.                                                            8,606                318,336                  0.0%
#    Trico Bancshares                                                         15,750                414,225                  0.0%
#*   Trinity Place Holdings, Inc.                                                892                  5,138                  0.0%
#    TrustCo Bank Corp.                                                       98,926                722,160                  0.0%
#    Trustmark Corp.                                                          84,186              2,048,245                  0.0%
     U.S. Bancorp                                                            640,200             27,272,520                  0.3%
#    UMB Financial Corp.                                                      46,031              2,742,527                  0.0%
     Umpqua Holdings Corp.                                                   117,570              2,069,232                  0.0%
#*   Unico American Corp.                                                        100                  1,164                  0.0%
#    Union Bankshares Corp.                                                   41,470                932,246                  0.0%
     Union Bankshares, Inc.                                                      863                 21,135                  0.0%
     United Bancshares, Inc.                                                   1,036                 15,354                  0.0%
#    United Bankshares, Inc.                                                  65,264              2,237,250                  0.0%
     United Community Bancorp                                                     99                  1,181                  0.0%
     United Community Banks, Inc.                                             53,890                971,637                  0.0%
#    United Community Financial Corp.                                          6,897                 35,313                  0.0%
     United Financial Bancorp, Inc.                                           46,313                649,771                  0.0%
#    United Fire Group, Inc.                                                  21,736                705,985                  0.0%
*    United Security Bancshares                                                4,673                 26,402                  0.0%
     Unity Bancorp, Inc.                                                       4,260                 39,022                  0.0%
#    Universal Insurance Holdings, Inc.                                       68,995              1,207,412                  0.0%
#    Univest Corp. of Pennsylvania                                            16,228                332,999                  0.0%
     Unum Group                                                              134,098              4,486,919                  0.1%
     Validus Holdings, Ltd.                                                   99,741              3,967,697                  0.0%
#    Valley National Bancorp                                                 174,413              1,740,642                  0.0%
#    ViewPoint Financial Group, Inc.                                          38,969              1,062,685                  0.0%
     Virtus Investment Partners, Inc.                                          8,316              1,490,310                  0.0%
     Voya Financial, Inc.                                                     92,371              3,625,562                  0.0%
#    VSB Bancorp, Inc.                                                           169                  1,998                  0.0%
     Waddell & Reed Financial, Inc. Class A                                   76,335              3,644,233                  0.0%
#*   Walker & Dunlop, Inc.                                                     9,634                155,204                  0.0%
     Washington Federal, Inc.                                                147,933              3,229,377                  0.0%
#    Washington Trust Bancorp, Inc.                                           16,499                633,067                  0.0%
#    Waterstone Financial, Inc.                                               13,136                160,785                  0.0%
     Wayne Savings Bancshares, Inc.                                              955                 12,272                  0.0%
#    Webster Financial Corp.                                                 123,431              3,868,328                  0.0%
     Wells Fargo & Co.                                                     1,814,636             96,339,025                  0.9%
#    WesBanco, Inc.                                                           27,940                962,812                  0.0%
#    West Bancorporation, Inc.                                                12,598                208,875                  0.0%
#    Westamerica Bancorporation                                               23,834              1,175,970                  0.0%
*    Western Alliance Bancorp                                                 83,792              2,230,543                  0.0%
     Westfield Financial, Inc.                                                20,512                145,020                  0.0%
#    Westwood Holdings Group, Inc.                                             4,374                295,245                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     Willis Group Holdings P.L.C.                                            101,025   $          4,094,543                  0.0%
#    Wilshire Bancorp, Inc.                                                  120,098              1,188,970                  0.0%
     Wintrust Financial Corp.                                                 60,184              2,787,723                  0.0%
#*   WisdomTree Investments, Inc.                                            120,519              1,777,655                  0.0%
#*   World Acceptance Corp.                                                    9,067                649,741                  0.0%
     WR Berkley Corp.                                                         97,415              5,020,769                  0.1%
#    WSFS Financial Corp.                                                      4,674                367,610                  0.0%
     WVS Financial Corp.                                                         803                  8,773                  0.0%
     XL Group P.L.C.                                                         222,799              7,548,430                  0.1%
*    Yadkin Financial Corp.                                                    3,204                 62,190                  0.0%
     Zions Bancorporation                                                    183,285              5,309,766                  0.1%
                                                                                       --------------------   ------------------
Total Financials                                                                              1,593,005,232                 14.8%
                                                                                       --------------------   ------------------
Health Care -- (10.4%)
#    Abaxis, Inc.                                                              7,459                392,791                  0.0%
     Abbott Laboratories                                                     273,751             11,932,806                  0.1%
     AbbVie, Inc.                                                            728,519             46,231,816                  0.4%
#*   Acadia Healthcare Co., Inc.                                              44,404              2,755,268                  0.0%
#*   Accuray, Inc.                                                            47,447                300,340                  0.0%
#*   Acorda Therapeutics, Inc.                                                27,912                971,896                  0.0%
*    Actavis P.L.C.                                                           91,395             22,185,222                  0.2%
#*   Adcare Health Systems, Inc.                                               2,984                 12,891                  0.0%
#*   Addus HomeCare Corp.                                                      9,732                193,375                  0.0%
     Aetna, Inc.                                                             134,335             11,083,981                  0.1%
#*   Affymetrix, Inc.                                                         89,923                810,206                  0.0%
     Agilent Technologies, Inc.                                               73,407              4,057,939                  0.1%
#*   Air Methods Corp.                                                        66,744              3,152,319                  0.0%
#*   Akorn, Inc.                                                              70,162              3,125,717                  0.0%
#*   Albany Molecular Research, Inc.                                          23,579                548,448                  0.0%
*    Alere, Inc.                                                              90,178              3,604,415                  0.0%
*    Alexion Pharmaceuticals, Inc.                                            52,738             10,091,944                  0.1%
#*   Align Technology, Inc.                                                   53,254              2,802,225                  0.0%
#*   Alkermes P.L.C.                                                         109,570              5,538,763                  0.1%
     Allergan, Inc.                                                           82,027             15,590,052                  0.2%
*    Alliance HealthCare Services, Inc.                                        5,721                138,048                  0.0%
#*   Allied Healthcare Products, Inc.                                          1,583                  2,976                  0.0%
*    Allscripts Healthcare Solutions, Inc.                                   203,156              2,787,300                  0.0%
*    Almost Family, Inc.                                                       7,302                214,971                  0.0%
#*   Alnylam Pharmaceuticals, Inc.                                            27,384              2,539,592                  0.0%
#*   Alphatec Holdings, Inc.                                                  40,201                 61,106                  0.0%
#*   AMAG Pharmaceuticals, Inc.                                               14,999                495,117                  0.0%
#*   Amedisys, Inc.                                                           38,487              1,004,511                  0.0%
#*   American Shared Hospital Services                                           797                  1,729                  0.0%
     AmerisourceBergen Corp.                                                 113,320              9,678,661                  0.1%
     Amgen, Inc.                                                             236,350             38,331,243                  0.4%
#*   AMN Healthcare Services, Inc.                                            43,473                745,562                  0.0%
*    Amsurg Corp.                                                             44,871              2,423,483                  0.0%
#*   Anacor Pharmaceuticals, Inc.                                              7,666                225,457                  0.0%
     Analogic Corp.                                                           12,091                881,918                  0.0%
#*   AngioDynamics, Inc.                                                      32,622                554,574                  0.0%
#*   Anika Therapeutics, Inc.                                                 19,893                798,505                  0.0%
#*   Arqule, Inc.                                                             11,499                 13,224                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
*           Arrhythmia Research Technology, Inc.                               1,150   $              7,418                  0.0%
#*          athenahealth, Inc.                                                12,686              1,554,035                  0.0%
*           AtriCure, Inc.                                                     2,500                 43,600                  0.0%
#           Atrion Corp.                                                       1,243                410,202                  0.0%
#*          Auxilium Pharmaceuticals, Inc.                                    33,410              1,074,800                  0.0%
*           AVEO Pharmaceuticals, Inc.                                         1,372                  1,331                  0.0%
            Baxter International, Inc.                                       208,268             14,607,918                  0.1%
            Becton Dickinson and Co.                                          57,580              7,410,546                  0.1%
*           Bio-Rad Laboratories, Inc. Class A                                22,788              2,570,942                  0.0%
*           Bio-Rad Laboratories, Inc. Class B                                 1,562                168,641                  0.0%
*           Bio-Reference Laboratories, Inc.                                  19,000                570,760                  0.0%
*           Bio-Techne Corp.                                                  32,961              3,001,099                  0.0%
#*          Bioanalytical Systems, Inc.                                          400                    920                  0.0%
*           Biogen Idec, Inc.                                                 89,951             28,881,467                  0.3%
*           BioMarin Pharmaceutical, Inc.                                     34,344              2,833,380                  0.0%
#*          BioScrip, Inc.                                                   107,250                692,835                  0.0%
*           Biospecifics Technologies Corp.                                    1,900                 76,228                  0.0%
*           Biota Pharmaceuticals, Inc.                                        1,866                  4,572                  0.0%
*           BioTelemetry, Inc.                                                20,541                172,339                  0.0%
*           Boston Scientific Corp.                                        1,003,610             13,327,941                  0.1%
#*          Bovie Medical Corp.                                                7,222                 28,455                  0.0%
            Bristol-Myers Squibb Co.                                         388,702             22,618,569                  0.2%
*           Brookdale Senior Living, Inc.                                    150,628              5,077,670                  0.1%
*           Bruker Corp.                                                     149,522              3,099,591                  0.0%
*           Cambrex Corp.                                                     39,104                824,312                  0.0%
            Cantel Medical Corp.                                              34,264              1,452,794                  0.0%
#*          Capital Senior Living Corp.                                       27,479                618,277                  0.0%
            Cardinal Health, Inc.                                            126,078              9,894,601                  0.1%
*           CareFusion Corp.                                                 117,768              6,756,350                  0.1%
*           Celgene Corp.                                                    360,073             38,560,218                  0.4%
#*          Celsion Corp.                                                        666                  1,825                  0.0%
*           Centene Corp.                                                     42,449              3,933,749                  0.0%
*           Cepheid                                                            5,737                304,118                  0.0%
*           Cerner Corp.                                                      81,908              5,188,053                  0.1%
*           Charles River Laboratories International, Inc.                    59,905              3,783,600                  0.0%
#           Chemed Corp.                                                      13,600              1,405,696                  0.0%
            Cigna Corp.                                                      155,296             15,462,823                  0.2%
#*          Columbia Laboratories, Inc.                                          386                  2,385                  0.0%
*           Community Health Systems, Inc.                                   152,522              8,384,134                  0.1%
#           Computer Programs & Systems, Inc.                                 11,379                716,649                  0.0%
            CONMED Corp.                                                      22,248                934,194                  0.0%
(Degree)*   Contra Furiex Pharmaceuticals                                      6,234                 60,906                  0.0%
            Cooper Cos., Inc. (The)                                           37,384              6,127,238                  0.1%
*           Corvel Corp.                                                      17,544                603,864                  0.0%
*           Covance, Inc.                                                     44,348              3,543,405                  0.0%
            Covidien P.L.C.                                                  115,859             10,710,006                  0.1%
            CR Bard, Inc.                                                     37,044              6,074,105                  0.1%
#*          Cross Country Healthcare, Inc.                                    32,018                309,614                  0.0%
#           CryoLife, Inc.                                                    26,075                267,529                  0.0%
#*          Cubist Pharmaceuticals, Inc.                                      63,461              4,587,596                  0.1%
#*          Cumberland Pharmaceuticals, Inc.                                  14,360                 70,364                  0.0%
#*          Cutera, Inc.                                                      12,003                126,032                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
*    Cyberonics, Inc.                                                         19,365   $          1,016,662                  0.0%
#*   Cynosure, Inc. Class A                                                   19,235                486,453                  0.0%
#*   Cytokinetics, Inc.                                                        2,470                  9,065                  0.0%
*    DaVita HealthCare Partners, Inc.                                        163,872             12,793,487                  0.1%
     Daxor Corp.                                                               2,013                 12,913                  0.0%
     DENTSPLY International, Inc.                                             79,922              4,057,640                  0.0%
#*   Depomed, Inc.                                                            60,026                924,400                  0.0%
#*   DexCom, Inc.                                                              7,106                319,415                  0.0%
     Digirad Corp.                                                             9,575                 41,173                  0.0%
#*   Durect Corp.                                                             18,393                 13,427                  0.0%
*    Edwards Lifesciences Corp.                                               39,623              4,791,213                  0.1%
     Eli Lilly & Co.                                                         301,703             20,011,960                  0.2%
#*   Emergent Biosolutions, Inc.                                              41,580                940,540                  0.0%
#*   Endo International P.L.C.                                                52,512              3,514,103                  0.0%
#    Ensign Group, Inc. (The)                                                 25,322                980,468                  0.0%
#*   EnteroMedics, Inc.                                                          100                    134                  0.0%
*    Envision Healthcare Holdings, Inc.                                       55,781              1,949,546                  0.0%
#*   Enzo Biochem, Inc.                                                       23,675                123,584                  0.0%
#*   EPIRUS Biopharmaceuticals, Inc.                                             311                  1,539                  0.0%
#*   Exact Sciences Corp.                                                      1,550                 37,309                  0.0%
*    Exactech, Inc.                                                           11,305                240,796                  0.0%
#*   ExamWorks Group, Inc.                                                    41,556              1,611,542                  0.0%
*    Express Scripts Holding Co.                                             253,160             19,447,751                  0.2%
*    Five Star Quality Care, Inc.                                             53,345                220,315                  0.0%
*    Gentiva Health Services, Inc.                                            27,565                543,030                  0.0%
*    Gilead Sciences, Inc.                                                   697,050             78,069,600                  0.7%
#*   Globus Medical, Inc. Class A                                             69,819              1,547,887                  0.0%
*    Greatbatch, Inc.                                                         23,156              1,162,200                  0.0%
#*   Haemonetics Corp.                                                        39,016              1,471,684                  0.0%
#*   Hanger, Inc.                                                             37,035                886,248                  0.0%
#*   Harvard Apparatus Regenerative Technology, Inc.                           6,528                 40,996                  0.0%
*    Harvard Bioscience, Inc.                                                 26,114                125,347                  0.0%
*    HCA Holdings, Inc.                                                       93,141              6,524,527                  0.1%
*    Health Net, Inc.                                                         80,093              3,805,218                  0.0%
     HealthSouth Corp.                                                        79,566              3,208,897                  0.0%
#*   HealthStream, Inc.                                                       10,500                325,080                  0.0%
#*   Healthways, Inc.                                                         40,227                623,518                  0.0%
*    Henry Schein, Inc.                                                       51,779              6,215,033                  0.1%
     Hill-Rom Holdings, Inc.                                                  67,994              3,024,373                  0.0%
#*   HMS Holdings Corp.                                                       55,059              1,279,021                  0.0%
#*   Hologic, Inc.                                                           208,592              5,463,024                  0.1%
*    Hospira, Inc.                                                           124,280              6,673,836                  0.1%
     Humana, Inc.                                                            121,062             16,809,459                  0.2%
*    Hyperion Therapeutics, Inc.                                                 922                 22,405                  0.0%
#*   ICU Medical, Inc.                                                        14,367              1,018,620                  0.0%
#*   Idera Pharmaceuticals, Inc.                                              12,837                 32,734                  0.0%
#*   IDEXX Laboratories, Inc.                                                 32,012              4,535,140                  0.1%
*    Illumina, Inc.                                                           40,946              7,885,381                  0.1%
*    Impax Laboratories, Inc.                                                 76,063              2,203,545                  0.0%
#*   Incyte Corp.                                                             92,002              6,169,654                  0.1%
*    Infinity Pharmaceuticals, Inc.                                           11,703                159,395                  0.0%
#*   Insys Therapeutics, Inc.                                                  4,960                201,748                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
#*          Integra LifeSciences Holdings Corp.                               24,252   $          1,239,520                  0.0%
#*          Intercept Pharmaceuticals, Inc.                                    3,221                832,274                  0.0%
*           Intuitive Surgical, Inc.                                          10,361              5,136,984                  0.1%
#           Invacare Corp.                                                    32,126                504,699                  0.0%
#*          IPC The Hospitalist Co., Inc.                                     13,189                549,454                  0.0%
#*          Iridex Corp.                                                       2,696                 21,083                  0.0%
#*          Isis Pharmaceuticals, Inc.                                        36,563              1,684,092                  0.0%
#*          Jazz Pharmaceuticals P.L.C.                                       24,645              4,161,062                  0.1%
            Johnson & Johnson                                                877,748             94,603,679                  0.9%
            Kewaunee Scientific Corp.                                          1,352                 23,525                  0.0%
            Kindred Healthcare, Inc.                                          73,452              1,597,581                  0.0%
*           Laboratory Corp. of America Holdings                              64,802              7,082,211                  0.1%
#           Landauer, Inc.                                                     4,482                160,411                  0.0%
#*          Lannett Co., Inc.                                                 32,370              1,836,026                  0.0%
#           LeMaitre Vascular, Inc.                                            8,529                 62,432                  0.0%
#*          LHC Group, Inc.                                                   17,950                437,082                  0.0%
*           LifePoint Hospitals, Inc.                                         42,949              3,006,430                  0.0%
#*          Ligand Pharmaceuticals, Inc. Class B                              11,703                646,825                  0.0%
*           Luminex Corp.                                                     32,972                626,468                  0.0%
*           Magellan Health Services, Inc.                                    32,453              1,964,056                  0.0%
*           Mallinckrodt P.L.C.                                               69,800              6,434,164                  0.1%
#*          Masimo Corp.                                                      45,571              1,150,212                  0.0%
#*          Mast Therapeutics, Inc.                                            9,644                  4,908                  0.0%
            McKesson Corp.                                                    71,530             14,549,917                  0.1%
#*          MedAssets, Inc.                                                   73,229              1,586,140                  0.0%
(Degree)*   MedCath Corp.                                                     11,283                     --                  0.0%
*           Medicines Co. (The)                                               46,359              1,173,810                  0.0%
#*          MediciNova, Inc.                                                   1,657                  5,915                  0.0%
*           Medivation, Inc.                                                  21,897              2,314,513                  0.0%
#*          MEDNAX, Inc.                                                     100,710              6,287,325                  0.1%
#           Medtronic, Inc.                                                  286,106             19,500,985                  0.2%
            Merck & Co., Inc.                                                855,685             49,578,389                  0.5%
#           Meridian Bioscience, Inc.                                         23,944                443,922                  0.0%
#*          Merit Medical Systems, Inc.                                       44,545                674,857                  0.0%
*           Mettler-Toledo International, Inc.                                17,599              4,548,814                  0.1%
#*          Misonix, Inc.                                                      2,220                 29,659                  0.0%
*           Molina Healthcare, Inc.                                           45,300              2,203,392                  0.0%
#*          Momenta Pharmaceuticals, Inc.                                     45,221                493,361                  0.0%
#*          MWI Veterinary Supply, Inc.                                        9,659              1,638,698                  0.0%
#*          Mylan, Inc.                                                      190,401             10,195,974                  0.1%
#*          Myriad Genetics, Inc.                                             60,906              2,405,178                  0.0%
#           National Healthcare Corp.                                         11,008                663,892                  0.0%
#*          National Research Corp. Class A                                   11,661                185,293                  0.0%
#*          National Research Corp. Class B                                    1,943                 63,575                  0.0%
*           Natus Medical, Inc.                                               32,808              1,115,472                  0.0%
#*          Neogen Corp.                                                      13,046                572,719                  0.0%
*           NPS Pharmaceuticals, Inc.                                          2,257                 61,842                  0.0%
*           NuVasive, Inc.                                                    30,343              1,241,029                  0.0%
            Omnicare, Inc.                                                    86,936              5,789,068                  0.1%
#*          Omnicell, Inc.                                                    37,789              1,220,963                  0.0%
#*          OncoGenex Pharmaceutical, Inc.                                     1,100                  2,464                  0.0%
#*          Opko Health, Inc.                                                207,522              1,732,809                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
#*   OraSure Technologies, Inc.                                               43,327   $            387,777                  0.0%
*    Orthofix International NV                                                16,307                478,610                  0.0%
#    Owens & Minor, Inc.                                                      67,789              2,258,729                  0.0%
#*   Pacific Biosciences of California, Inc.                                  27,980                183,549                  0.0%
#*   Pacira Pharmaceuticals, Inc.                                              7,542                700,048                  0.0%
*    Pain Therapeutics, Inc.                                                  40,174                 69,903                  0.0%
*    Paratek Pharmaceuticals, Inc.                                               825                 13,408                  0.0%
#*   PAREXEL International Corp.                                              73,575              3,995,858                  0.0%
#    Patterson Cos., Inc.                                                     75,864              3,270,497                  0.0%
#*   PDI, Inc.                                                                10,224                 18,608                  0.0%
#    PDL BioPharma, Inc.                                                      98,354                838,960                  0.0%
     PerkinElmer, Inc.                                                       122,022              5,298,195                  0.1%
#*   Pernix Therapeutics Holdings, Inc.                                       14,663                142,964                  0.0%
     Perrigo Co. P.L.C.                                                       34,138              5,511,580                  0.1%
     Pfizer, Inc.                                                          2,180,998             65,320,890                  0.6%
#*   Pharmacyclics, Inc.                                                      21,549              2,815,808                  0.0%
*    PharMerica Corp.                                                         43,819              1,257,167                  0.0%
#*   PhotoMedex, Inc.                                                          5,223                 20,056                  0.0%
#    Pozen, Inc.                                                              24,054                218,170                  0.0%
#*   Prestige Brands Holdings, Inc.                                           55,241              1,956,636                  0.0%
#*   Progenics Pharmaceuticals, Inc.                                          32,363                156,313                  0.0%
*    ProPhase Labs, Inc.                                                       3,827                  5,320                  0.0%
#*   Providence Service Corp. (The)                                           23,333              1,030,852                  0.0%
#*   pSivida Corp.                                                             6,147                 24,219                  0.0%
     Psychemedics Corp.                                                          400                  5,776                  0.0%
#*   Puma Biotechnology, Inc.                                                  4,441              1,112,915                  0.0%
#    Quality Systems, Inc.                                                    48,767                736,869                  0.0%
#    Quest Diagnostics, Inc.                                                 131,957              8,373,991                  0.1%
#*   Quidel Corp.                                                             26,958                769,651                  0.0%
*    Quintiles Transnational Holdings, Inc.                                   27,503              1,610,026                  0.0%
#*   RadNet, Inc.                                                             42,506                395,306                  0.0%
*    Receptos, Inc.                                                           14,723              1,526,039                  0.0%
*    Regeneron Pharmaceuticals, Inc.                                          30,202             11,891,131                  0.1%
#*   Repligen Corp.                                                           26,740                674,383                  0.0%
#    ResMed, Inc.                                                             52,948              2,764,945                  0.0%
#*   Retractable Technologies, Inc.                                            2,700                  9,747                  0.0%
*    Rigel Pharmaceuticals, Inc.                                              43,188                 85,512                  0.0%
#*   RTI Surgical, Inc.                                                       47,690                242,742                  0.0%
#*   Sagent Pharmaceuticals, Inc.                                             14,744                466,500                  0.0%
#*   Salix Pharmaceuticals, Ltd.                                              36,039              5,184,210                  0.1%
*    Sciclone Pharmaceuticals, Inc.                                           54,788                418,580                  0.0%
#*   Seattle Genetics, Inc.                                                   48,892              1,792,870                  0.0%
     Select Medical Holdings Corp.                                           175,332              2,528,287                  0.0%
*    Sirona Dental Systems, Inc.                                              42,304              3,322,979                  0.0%
#*   Skilled Healthcare Group, Inc. Class A                                   15,845                109,806                  0.0%
     Span-America Medical Systems, Inc.                                        1,628                 30,688                  0.0%
#*   Special Diversified Opportunities, Inc.                                   6,364                  7,573                  0.0%
#*   Spectrum Pharmaceuticals, Inc.                                           39,588                300,077                  0.0%
     St Jude Medical, Inc.                                                   145,191              9,316,906                  0.1%
#*   Staar Surgical Co.                                                        7,839                 75,019                  0.0%
*    Stereotaxis, Inc.                                                         1,899                  3,760                  0.0%
#    STERIS Corp.                                                             44,418              2,745,032                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
     Stryker Corp.                                                            57,385   $          5,022,909                  0.1%
#*   Sucampo Pharmaceuticals, Inc. Class A                                    11,999                103,431                  0.0%
#*   SunLink Health Systems, Inc.                                              2,605                  4,559                  0.0%
#*   SurModics, Inc.                                                          12,999                281,428                  0.0%
*    Symmetry Medical, Inc.                                                   38,655                382,684                  0.0%
*    Targacept, Inc.                                                           1,592                  3,725                  0.0%
*    Taro Pharmaceutical Industries, Ltd.                                      9,801              1,587,174                  0.0%
#*   Team Health Holdings, Inc.                                               64,180              4,013,817                  0.0%
#    Teleflex, Inc.                                                           41,136              4,694,440                  0.1%
#*   Tenet Healthcare Corp.                                                   87,642              4,912,334                  0.1%
#*   Theravance Biopharma, Inc.                                               13,088                239,510                  0.0%
     Thermo Fisher Scientific, Inc.                                           97,669             11,482,944                  0.1%
#*   Thoratec Corp.                                                           45,894              1,247,399                  0.0%
*    Tornier NV                                                               27,511                768,932                  0.0%
#*   Triple-S Management Corp. Class B                                        22,433                496,667                  0.0%
#*   United Therapeutics Corp.                                                52,346              6,855,756                  0.1%
     UnitedHealth Group, Inc.                                                363,224             34,509,912                  0.3%
#*   Universal American Corp.                                                 80,319                748,573                  0.0%
     Universal Health Services, Inc. Class B                                  71,985              7,465,564                  0.1%
*    Uroplasty, Inc.                                                           2,100                  5,250                  0.0%
#    US Physical Therapy, Inc.                                                10,155                438,188                  0.0%
#    Utah Medical Products, Inc.                                               2,567                145,806                  0.0%
#*   Varian Medical Systems, Inc.                                             48,402              4,071,576                  0.1%
#*   Vascular Solutions, Inc.                                                 14,292                420,328                  0.0%
*    VCA, Inc.                                                               102,433              4,667,872                  0.1%
*    Vertex Pharmaceuticals, Inc.                                             50,604              5,700,035                  0.1%
*    Vical, Inc.                                                              14,130                 17,663                  0.0%
#*   Volcano Corp.                                                             4,371                 44,235                  0.0%
*    Waters Corp.                                                             29,861              3,308,599                  0.0%
#*   WellCare Health Plans, Inc.                                              50,109              3,400,898                  0.0%
     WellPoint, Inc.                                                         106,927             13,546,582                  0.1%
#    West Pharmaceutical Services, Inc.                                       56,638              2,902,697                  0.0%
#*   Wright Medical Group, Inc.                                               42,053              1,329,716                  0.0%
#*   XenoPort, Inc.                                                            5,173                 35,073                  0.0%
     Zimmer Holdings, Inc.                                                   100,495             11,179,064                  0.1%
     Zoetis, Inc.                                                            535,151             19,886,211                  0.2%
                                                                                       --------------------   ------------------
Total Health Care                                                                             1,251,235,263                 11.6%
                                                                                       --------------------   ------------------
Industrials -- (12.0%)
     3M Co.                                                                  282,916             43,503,993                  0.4%
#    AAON, Inc.                                                               56,281              1,105,922                  0.0%
#    AAR Corp.                                                                35,816                949,124                  0.0%
     ABM Industries, Inc.                                                     65,001              1,796,628                  0.0%
#    Acacia Research Corp.                                                    41,555                747,990                  0.0%
*    ACCO Brands Corp.                                                       127,010              1,045,292                  0.0%
*    Accuride Corp.                                                           14,909                 71,861                  0.0%
#    Aceto Corp.                                                              35,307                802,881                  0.0%
#    Acme United Corp.                                                         1,000                 17,250                  0.0%
*    Active Power, Inc.                                                          360                    662                  0.0%
     Actuant Corp. Class A                                                    73,166              2,318,631                  0.0%
     Acuity Brands, Inc.                                                      34,556              4,818,143                  0.1%
#*   Adept Technology, Inc.                                                    6,777                 47,981                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#        ADT Corp. (The)                                                     165,340   $          5,925,786                  0.1%
#*       Advisory Board Co. (The)                                             15,439                828,611                  0.0%
*        AECOM Technology Corp.                                              129,836              4,226,151                  0.1%
#*       Aegion Corp.                                                         45,166                827,441                  0.0%
#*       AeroCentury Corp.                                                       691                  7,684                  0.0%
*        Aerovironment, Inc.                                                  27,152                832,209                  0.0%
#        AGCO Corp.                                                           87,613              3,882,132                  0.0%
         Air Lease Corp.                                                      78,791              2,882,963                  0.0%
*        Air Transport Services Group, Inc.                                   64,750                529,655                  0.0%
#        Aircastle, Ltd.                                                      36,798                702,106                  0.0%
#        Alamo Group, Inc.                                                    14,219                609,142                  0.0%
         Alaska Air Group, Inc.                                              189,862             10,106,354                  0.1%
         Albany International Corp. Class A                                   29,657              1,120,441                  0.0%
#        Allegiant Travel Co.                                                 25,596              3,416,298                  0.0%
         Allegion P.L.C.                                                      58,306              3,095,466                  0.0%
         Alliant Techsystems, Inc.                                            34,796              4,069,740                  0.1%
(Degree) Allied Defense Group, Inc.                                            3,200                    256                  0.0%
         Allied Motion Technologies, Inc.                                      5,104                 74,927                  0.0%
         Allison Transmission Holdings, Inc.                                 218,426              7,094,477                  0.1%
         Altra Industrial Motion Corp.                                        30,288                954,678                  0.0%
         AMERCO                                                               21,572              5,848,601                  0.1%
#*       Ameresco, Inc. Class A                                               21,115                173,988                  0.0%
         American Airlines Group, Inc.                                       218,064              9,016,946                  0.1%
#        American Railcar Industries, Inc.                                    19,392              1,276,188                  0.0%
#        American Science & Engineering, Inc.                                  6,060                335,118                  0.0%
#*       American Superconductor Corp.                                         8,960                 11,738                  0.0%
*        American Woodmark Corp.                                              14,812                605,959                  0.0%
         AMETEK, Inc.                                                        141,929              7,401,597                  0.1%
*        AMREP Corp.                                                           3,360                 13,070                  0.0%
#        AO Smith Corp.                                                       73,762              3,935,203                  0.1%
#        Apogee Enterprises, Inc.                                             26,535              1,164,887                  0.0%
#        Applied Industrial Technologies, Inc.                                38,118              1,860,540                  0.0%
*        ARC Document Solutions, Inc.                                         49,095                498,314                  0.0%
#        ArcBest Corp.                                                        24,176                935,611                  0.0%
         Argan, Inc.                                                          21,975                764,950                  0.0%
#*       Armstrong World Industries, Inc.                                     66,663              3,227,822                  0.0%
#*       Arotech Corp.                                                        14,831                 43,751                  0.0%
#        Astec Industries, Inc.                                               27,202              1,031,228                  0.0%
*        Astronics Corp.                                                      12,631                654,412                  0.0%
#*       Astronics Corp. Class B                                               4,554                235,442                  0.0%
#*       Atlas Air Worldwide Holdings, Inc.                                   33,448              1,234,900                  0.0%
#*       Avalon Holdings Corp. Class A                                           500                  1,750                  0.0%
*        Avis Budget Group, Inc.                                             161,539              9,005,799                  0.1%
#        AZZ, Inc.                                                            27,023              1,263,595                  0.0%
*        B/E Aerospace, Inc.                                                  54,163              4,032,435                  0.1%
         Babcock & Wilcox Co. (The)                                          114,847              3,284,624                  0.0%
#        Baltic Trading, Ltd.                                                  8,669                 32,509                  0.0%
#        Barnes Group, Inc.                                                   63,775              2,331,614                  0.0%
#        Barrett Business Services, Inc.                                       7,132                167,673                  0.0%
#*       Beacon Roofing Supply, Inc.                                          54,549              1,509,371                  0.0%
*        Blount International, Inc.                                           90,490              1,385,402                  0.0%
#*       BlueLinx Holdings, Inc.                                              25,832                 30,998                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
     Boeing Co. (The)                                                        316,118   $         39,486,299                  0.4%
     Brady Corp. Class A                                                      54,414              1,297,230                  0.0%
*    Breeze-Eastern Corp.                                                      4,762                 49,572                  0.0%
#    Briggs & Stratton Corp.                                                  55,512              1,121,898                  0.0%
     Brink's Co. (The)                                                        48,512              1,018,752                  0.0%
*    Broadwind Energy, Inc.                                                      488                  3,113                  0.0%
#*   Builders FirstSource, Inc.                                               59,256                351,388                  0.0%
#*   CAI International, Inc.                                                  18,200                383,110                  0.0%
     Carlisle Cos., Inc.                                                      61,860              5,498,117                  0.1%
#*   Casella Waste Systems, Inc. Class A                                      23,106                103,977                  0.0%
     Caterpillar, Inc.                                                       214,396             21,741,898                  0.2%
#*   CBIZ, Inc.                                                               69,271                639,371                  0.0%
     CDI Corp.                                                                16,021                275,401                  0.0%
#    Ceco Environmental Corp.                                                 14,425                206,566                  0.0%
#    Celadon Group, Inc.                                                      35,328                687,483                  0.0%
#    CH Robinson Worldwide, Inc.                                              86,244              5,968,947                  0.1%
#*   Chart Industries, Inc.                                                   25,103              1,168,545                  0.0%
#    Chicago Bridge & Iron Co. NV                                             64,397              3,518,652                  0.0%
     Chicago Rivet & Machine Co.                                                 474                 14,708                  0.0%
     Cintas Corp.                                                             87,943              6,440,945                  0.1%
#    CIRCOR International, Inc.                                               16,096              1,209,614                  0.0%
     Civeo Corp.                                                             124,628              1,519,215                  0.0%
#    CLARCOR, Inc.                                                            41,935              2,807,968                  0.0%
#*   Clean Harbors, Inc.                                                      71,892              3,568,000                  0.0%
#*   Colfax Corp.                                                             80,936              4,401,300                  0.1%
     Columbus McKinnon Corp.                                                  20,228                575,487                  0.0%
#    Comfort Systems USA, Inc.                                                38,130                585,677                  0.0%
*    Command Security Corp.                                                    4,000                  9,000                  0.0%
#*   Commercial Vehicle Group, Inc.                                           14,342                 93,940                  0.0%
     Compx International, Inc.                                                 1,315                 14,636                  0.0%
     Con-way, Inc.                                                            76,622              3,323,096                  0.0%
#    Copa Holdings SA Class A                                                 30,461              3,561,500                  0.0%
*    Copart, Inc.                                                            130,555              4,365,759                  0.1%
     Corporate Executive Board Co. (The)                                      40,085              2,954,265                  0.0%
     Courier Corp.                                                             9,396                127,504                  0.0%
#    Covanta Holding Corp.                                                   167,716              3,701,492                  0.0%
#*   Covenant Transportation Group, Inc. Class A                               7,022                145,636                  0.0%
*    CPI Aerostructures, Inc.                                                  5,447                 52,019                  0.0%
*    CRA International, Inc.                                                   6,991                209,730                  0.0%
     Crane Co.                                                                52,144              3,251,178                  0.0%
     CSX Corp.                                                               545,870             19,449,348                  0.2%
#*   CTPartners Executive Search, Inc.                                         1,200                 21,900                  0.0%
     Cubic Corp.                                                              27,600              1,331,424                  0.0%
     Cummins, Inc.                                                            48,979              7,159,750                  0.1%
     Curtiss-Wright Corp.                                                     49,769              3,444,513                  0.0%
     Danaher Corp.                                                           204,926             16,476,050                  0.2%
#    Deere & Co.                                                             157,984             13,513,951                  0.1%
     Delta Air Lines, Inc.                                                   460,736             18,535,409                  0.2%
     Deluxe Corp.                                                             96,374              5,859,539                  0.1%
#*   DigitalGlobe, Inc.                                                       75,193              2,149,768                  0.0%
#    Donaldson Co., Inc.                                                     109,139              4,538,000                  0.1%
     Douglas Dynamics, Inc.                                                   34,890                723,270                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
     Dover Corp.                                                             121,210   $          9,628,922                  0.1%
*    Ducommun, Inc.                                                            9,171                242,206                  0.0%
     Dun & Bradstreet Corp. (The)                                             35,428              4,350,913                  0.1%
#*   DXP Enterprises, Inc.                                                    14,628                969,690                  0.0%
*    Dycom Industries, Inc.                                                   40,238              1,263,071                  0.0%
#    Dynamic Materials Corp.                                                  11,762                214,186                  0.0%
#*   Eagle Bulk Shipping, Inc.                                                    63                  1,020                  0.0%
     Eastern Co. (The)                                                         2,746                 44,815                  0.0%
     Eaton Corp. P.L.C.                                                      147,536             10,089,987                  0.1%
#*   Echo Global Logistics, Inc.                                              22,590                590,277                  0.0%
     Ecology and Environment, Inc. Class A                                     1,746                 17,268                  0.0%
     EMCOR Group, Inc.                                                        73,519              3,244,393                  0.0%
     Emerson Electric Co.                                                    313,848             20,105,103                  0.2%
#    Encore Wire Corp.                                                        21,516                816,317                  0.0%
#*   Energy Recovery, Inc.                                                    34,173                156,512                  0.0%
#    EnerSys                                                                  57,261              3,595,991                  0.0%
*    Engility Holdings, Inc.                                                  13,090                565,488                  0.0%
     Ennis, Inc.                                                              20,180                299,269                  0.0%
#*   EnPro Industries, Inc.                                                   22,284              1,437,987                  0.0%
     EnviroStar, Inc.                                                            100                    260                  0.0%
     Equifax, Inc.                                                            67,403              5,105,103                  0.1%
#    ESCO Technologies, Inc.                                                  30,239              1,149,687                  0.0%
     Espey Manufacturing & Electronics Corp.                                   1,489                 28,291                  0.0%
*    Esterline Technologies Corp.                                             30,614              3,585,206                  0.0%
     Exelis, Inc.                                                            200,270              3,574,820                  0.0%
     Expeditors International of Washington, Inc.                             75,517              3,221,555                  0.0%
#    Exponent, Inc.                                                           11,401                910,028                  0.0%
#    Fastenal Co.                                                            144,879              6,380,471                  0.1%
     Federal Signal Corp.                                                     59,606                846,405                  0.0%
     FedEx Corp.                                                             142,706             23,888,984                  0.2%
     Flowserve Corp.                                                          68,140              4,632,839                  0.1%
     Fluor Corp.                                                             113,197              7,509,489                  0.1%
#    Fortune Brands Home & Security, Inc.                                     86,024              3,720,538                  0.0%
     Forward Air Corp.                                                        24,843              1,189,234                  0.0%
#*   Franklin Covey Co.                                                       15,563                305,190                  0.0%
#    Franklin Electric Co., Inc.                                              39,033              1,457,492                  0.0%
#    FreightCar America, Inc.                                                 14,819                488,582                  0.0%
#*   FTI Consulting, Inc.                                                     48,656              1,964,729                  0.0%
#*   Fuel Tech, Inc.                                                          19,248                 77,954                  0.0%
*    Furmanite Corp.                                                          36,043                269,602                  0.0%
     G&K Services, Inc. Class A                                               21,287              1,342,571                  0.0%
#    GATX Corp.                                                               46,839              2,969,593                  0.0%
*    Gencor Industries, Inc.                                                   2,365                 22,917                  0.0%
#*   GenCorp, Inc.                                                            39,369                667,698                  0.0%
#*   Generac Holdings, Inc.                                                   60,782              2,755,856                  0.0%
#    General Cable Corp.                                                      45,033                638,118                  0.0%
     General Dynamics Corp.                                                   91,455             12,781,751                  0.1%
     General Electric Co.                                                  2,771,119             71,522,581                  0.7%
*    Genesee & Wyoming, Inc. Class A                                          54,817              5,273,395                  0.1%
*    Gibraltar Industries, Inc.                                               26,691                407,038                  0.0%
#    Global Power Equipment Group, Inc.                                       12,367                168,562                  0.0%
#*   Goldfield Corp. (The)                                                    11,623                 22,316                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#    Gorman-Rupp Co. (The)                                                    18,856   $            598,489                  0.0%
*    GP Strategies Corp.                                                      18,718                620,689                  0.0%
#    Graco, Inc.                                                              58,611              4,600,964                  0.1%
#*   GrafTech International, Ltd.                                            153,565                658,794                  0.0%
#    Graham Corp.                                                              8,388                280,998                  0.0%
#    Granite Construction, Inc.                                               40,512              1,495,298                  0.0%
*    Great Lakes Dredge & Dock Corp.                                          75,986                531,142                  0.0%
#    Greenbrier Cos., Inc. (The)                                              31,578              1,974,888                  0.0%
#    Griffon Corp.                                                            60,722                746,273                  0.0%
     H&E Equipment Services, Inc.                                             42,138              1,575,540                  0.0%
     Hardinge, Inc.                                                           10,375                116,408                  0.0%
#    Harsco Corp.                                                            118,127              2,560,993                  0.0%
#*   Hawaiian Holdings, Inc.                                                  49,733                862,370                  0.0%
*    HD Supply Holdings, Inc.                                                139,274              4,016,662                  0.1%
#    Healthcare Services Group, Inc.                                          42,738              1,272,738                  0.0%
#    Heartland Express, Inc.                                                 113,808              2,861,133                  0.0%
#    HEICO Corp.                                                              26,470              1,435,733                  0.0%
     HEICO Corp. Class A                                                      34,496              1,578,192                  0.0%
     Heidrick & Struggles International, Inc.                                 17,692                368,347                  0.0%
#*   Heritage-Crystal Clean, Inc.                                              4,417                 80,124                  0.0%
#    Herman Miller, Inc.                                                      70,882              2,268,224                  0.0%
*    Hertz Global Holdings, Inc.                                             579,111             12,694,113                  0.1%
#*   Hexcel Corp.                                                             95,026              3,980,639                  0.1%
#*   Hill International, Inc.                                                 26,258                101,881                  0.0%
     Hillenbrand, Inc.                                                        65,159              2,169,143                  0.0%
#    HNI Corp.                                                                40,876              1,906,865                  0.0%
     Honeywell International, Inc.                                           222,951             21,430,050                  0.2%
#    Houston Wire & Cable Co.                                                 17,436                236,432                  0.0%
#*   Hub Group, Inc. Class A                                                  56,473              2,049,405                  0.0%
     Hubbell, Inc. Class A                                                     4,100                493,804                  0.0%
     Hubbell, Inc. Class B                                                    28,467              3,228,442                  0.0%
*    Hudson Global, Inc.                                                      23,996                 81,826                  0.0%
     Huntington Ingalls Industries, Inc.                                      62,545              6,618,512                  0.1%
#    Hurco Cos., Inc.                                                          7,042                271,328                  0.0%
*    Huron Consulting Group, Inc.                                             24,115              1,678,645                  0.0%
*    Huttig Building Products, Inc.                                            2,588                  9,394                  0.0%
#    Hyster-Yale Materials Handling, Inc.                                     11,128                873,437                  0.0%
#*   ICF International, Inc.                                                  19,662                714,517                  0.0%
     IDEX Corp.                                                               65,124              4,878,439                  0.1%
*    IHS, Inc. Class A                                                        20,484              2,684,019                  0.0%
     Illinois Tool Works, Inc.                                               141,164             12,852,982                  0.1%
     Ingersoll-Rand P.L.C.                                                   139,720              8,749,266                  0.1%
#*   InnerWorkings, Inc.                                                      39,261                356,490                  0.0%
#*   Innovative Solutions & Support, Inc.                                     10,802                 30,138                  0.0%
#    Insperity, Inc.                                                          25,539                806,011                  0.0%
     Insteel Industries, Inc.                                                 19,167                456,941                  0.0%
*    Integrated Electrical Services, Inc.                                      6,920                 54,876                  0.0%
     Interface, Inc.                                                          63,746              1,021,848                  0.0%
#    International Shipholding Corp.                                           3,805                 76,252                  0.0%
#    Intersections, Inc.                                                      13,979                 55,916                  0.0%
     ITT Corp.                                                                86,718              3,907,513                  0.0%
*    Jacobs Engineering Group, Inc.                                           70,729              3,356,091                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
     JB Hunt Transport Services, Inc.                                         67,376   $          5,374,584                  0.1%
#*   JetBlue Airways Corp.                                                   339,991              3,923,496                  0.0%
#    John Bean Technologies Corp.                                             28,848                864,575                  0.0%
#    Joy Global, Inc.                                                         89,052              4,686,807                  0.1%
     Kadant, Inc.                                                              7,600                314,184                  0.0%
     Kaman Corp.                                                              47,286              2,036,135                  0.0%
     Kansas City Southern                                                     64,294              7,894,660                  0.1%
     KAR Auction Services, Inc.                                              146,128              4,436,446                  0.1%
     KBR, Inc.                                                               156,856              2,992,812                  0.0%
#    Kelly Services, Inc. Class A                                             35,712                629,603                  0.0%
     Kelly Services, Inc. Class B                                                319                  4,825                  0.0%
#    Kennametal, Inc.                                                         82,407              3,181,734                  0.0%
*    Key Technology, Inc.                                                      3,418                 45,254                  0.0%
#    Kforce, Inc.                                                             40,430                935,955                  0.0%
#    Kimball International, Inc. Class B                                      30,534                549,001                  0.0%
*    Kirby Corp.                                                              57,411              6,348,508                  0.1%
#    Knight Transportation, Inc.                                             109,035              3,190,364                  0.0%
#    Knightsbridge Shipping, Ltd.                                             61,837                542,929                  0.0%
     Knoll, Inc.                                                              47,579                946,346                  0.0%
*    Korn/Ferry International                                                 53,284              1,488,222                  0.0%
#*   Kratos Defense & Security Solutions, Inc.                                78,463                546,887                  0.0%
     L-3 Communications Holdings, Inc.                                        65,147              7,912,755                  0.1%
#    Landstar System, Inc.                                                    47,497              3,515,253                  0.0%
*    Lawson Products, Inc.                                                     5,743                138,291                  0.0%
#*   Layne Christensen Co.                                                    20,348                146,506                  0.0%
#    LB Foster Co. Class A                                                    10,752                581,576                  0.0%
     Lennox International, Inc.                                               50,731              4,511,001                  0.1%
     Lincoln Electric Holdings, Inc.                                          72,229              5,235,158                  0.1%
#    Lindsay Corp.                                                            10,381                910,414                  0.0%
#*   LMI Aerospace, Inc.                                                       9,060                119,411                  0.0%
     Lockheed Martin Corp.                                                   124,691             23,762,364                  0.2%
     LS Starrett Co. (The) Class A                                             4,692                 69,348                  0.0%
#    LSI Industries, Inc.                                                     17,359                124,290                  0.0%
*    Luna Innovations, Inc.                                                       90                    122                  0.0%
*    Lydall, Inc.                                                             16,976                525,068                  0.0%
*    Magnetek, Inc.                                                              590                 18,331                  0.0%
#*   Manitex International, Inc.                                               2,000                 22,860                  0.0%
#    Manitowoc Co., Inc. (The)                                               143,578              2,992,166                  0.0%
     Manpowergroup, Inc.                                                      77,601              5,179,867                  0.1%
     Marten Transport, Ltd.                                                   32,819                643,909                  0.0%
     Masco Corp.                                                             288,535              6,367,967                  0.1%
#*   MasTec, Inc.                                                             84,555              2,421,655                  0.0%
     Mastech Holdings, Inc.                                                    1,412                 16,591                  0.0%
     Matson, Inc.                                                             48,888              1,392,819                  0.0%
#    Matthews International Corp. Class A                                     31,620              1,457,050                  0.0%
#    McGrath RentCorp                                                         21,730                793,797                  0.0%
#*   Meritor, Inc.                                                            99,221              1,140,049                  0.0%
*    Mfri, Inc.                                                                3,034                 27,670                  0.0%
*    Middleby Corp. (The)                                                     50,854              4,500,579                  0.1%
#    Miller Industries, Inc.                                                   8,825                174,470                  0.0%
*    Mistras Group, Inc.                                                      18,236                300,712                  0.0%
#    Mobile Mini, Inc.                                                        52,937              2,320,229                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#*   Moog, Inc. Class A                                                       42,189   $          3,229,146                  0.0%
*    Moog, Inc. Class B                                                        3,215                245,337                  0.0%
*    MRC Global, Inc.                                                        108,033              2,271,934                  0.0%
#    MSA Safety, Inc.                                                         31,153              1,790,363                  0.0%
#    MSC Industrial Direct Co., Inc. Class A                                  44,329              3,589,319                  0.0%
     Mueller Industries, Inc.                                                 62,428              2,026,413                  0.0%
     Mueller Water Products, Inc. Class A                                    179,624              1,772,889                  0.0%
#    Multi-Color Corp.                                                        14,265                703,265                  0.0%
*    MYR Group, Inc.                                                          30,617                794,205                  0.0%
#    National Presto Industries, Inc.                                          5,789                365,054                  0.0%
*    Navigant Consulting, Inc.                                                64,147                987,222                  0.0%
#*   Navistar International Corp.                                             33,482              1,184,258                  0.0%
#*   NCI Building Systems, Inc.                                               10,711                212,828                  0.0%
     Nielsen NV                                                              212,086              9,011,534                  0.1%
#    NL Industries, Inc.                                                      32,061                233,725                  0.0%
     NN, Inc.                                                                 22,724                568,100                  0.0%
     Nordson Corp.                                                            67,901              5,197,822                  0.1%
     Norfolk Southern Corp.                                                  133,743             14,797,326                  0.2%
#*   Nortek, Inc.                                                              2,779                231,435                  0.0%
     Northrop Grumman Corp.                                                   70,727              9,757,497                  0.1%
#*   Northwest Pipe Co.                                                        9,070                324,525                  0.0%
#*   NOW, Inc.                                                                42,139              1,266,698                  0.0%
#*   Ocean Power Technologies, Inc.                                            5,515                  5,515                  0.0%
*    Old Dominion Freight Line, Inc.                                          94,938              6,918,132                  0.1%
#    Omega Flex, Inc.                                                          3,648                 97,110                  0.0%
*    On Assignment, Inc.                                                      48,276              1,404,832                  0.0%
*    Orbital Sciences Corp.                                                   62,986              1,656,532                  0.0%
*    Orion Energy Systems, Inc.                                               19,776                113,712                  0.0%
#*   Orion Marine Group, Inc.                                                 13,198                144,650                  0.0%
     Oshkosh Corp.                                                            92,142              4,124,276                  0.1%
     Owens Corning                                                           113,675              3,644,421                  0.0%
     PACCAR, Inc.                                                            148,170              9,678,464                  0.1%
     Pall Corp.                                                               50,016              4,572,463                  0.1%
#*   PAM Transportation Services, Inc.                                         4,978                213,954                  0.0%
#    Park-Ohio Holdings Corp.                                                 12,147                645,127                  0.0%
     Parker Hannifin Corp.                                                    86,580             10,998,257                  0.1%
*    Patrick Industries, Inc.                                                 16,067                686,382                  0.0%
#*   Patriot Transportation Holding, Inc.                                      4,366                184,944                  0.0%
*    Pendrell Corp.                                                          103,176                172,304                  0.0%
     Pentair P.L.C.                                                          150,525             10,092,701                  0.1%
*    Performant Financial Corp.                                               57,241                493,990                  0.0%
*    PGT, Inc.                                                                38,073                358,077                  0.0%
*    Pike Corp.                                                               31,344                374,247                  0.0%
     Pitney Bowes, Inc.                                                      208,997              5,170,586                  0.1%
#*   Plug Power, Inc.                                                            784                  3,693                  0.0%
#*   PMFG, Inc.                                                                6,463                 33,995                  0.0%
#*   Polypore International, Inc.                                             32,355              1,421,032                  0.0%
#    Powell Industries, Inc.                                                  11,346                516,583                  0.0%
#*   PowerSecure International, Inc.                                          21,605                241,328                  0.0%
     Precision Castparts Corp.                                                34,263              7,561,844                  0.1%
#    Preformed Line Products Co.                                               4,237                241,467                  0.0%
     Primoris Services Corp.                                                  59,903              1,720,414                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#*   Proto Labs, Inc.                                                         14,859   $            971,333                  0.0%
     Providence and Worcester Railroad Co.                                     1,227                 21,828                  0.0%
     Quad/Graphics, Inc.                                                       6,566                144,780                  0.0%
*    Quality Distribution, Inc.                                               29,244                379,002                  0.0%
#    Quanex Building Products Corp.                                           55,164              1,104,383                  0.0%
*    Quanta Services, Inc.                                                   107,936              3,678,459                  0.0%
#    Raven Industries, Inc.                                                   39,307                996,432                  0.0%
     Raytheon Co.                                                            115,355             11,983,077                  0.1%
     RBC Bearings, Inc.                                                       17,675              1,073,756                  0.0%
*    RCM Technologies, Inc.                                                    7,192                 54,228                  0.0%
#*   Real Goods Solar, Inc. Class A                                            4,310                  3,470                  0.0%
#    Regal-Beloit Corp.                                                       46,419              3,294,356                  0.0%
#*   Republic Airways Holdings, Inc.                                          41,632                521,233                  0.0%
     Republic Services, Inc.                                                 273,381             10,497,830                  0.1%
     Resources Connection, Inc.                                               43,814                677,803                  0.0%
#*   Rexnord Corp.                                                            95,782              2,830,358                  0.0%
*    Roadrunner Transportation Systems, Inc.                                  43,233                891,032                  0.0%
     Robert Half International, Inc.                                         115,914              6,349,769                  0.1%
     Rockwell Automation, Inc.                                                80,834              9,081,700                  0.1%
     Rockwell Collins, Inc.                                                   98,797              8,313,768                  0.1%
     Rollins, Inc.                                                            71,699              2,285,047                  0.0%
     Roper Industries, Inc.                                                   43,337              6,860,247                  0.1%
*    RPX Corp.                                                                66,511                934,480                  0.0%
#    RR Donnelley & Sons Co.                                                 260,247              4,541,310                  0.1%
#*   Rush Enterprises, Inc. Class A                                           29,866              1,137,895                  0.0%
*    Rush Enterprises, Inc. Class B                                            2,881                 93,143                  0.0%
     Ryder System, Inc.                                                       75,655              6,693,198                  0.1%
*    Saia, Inc.                                                               33,418              1,638,150                  0.0%
#*   Sensata Technologies Holding NV                                          77,318              3,773,892                  0.0%
*    Servotronics, Inc.                                                          389                  2,494                  0.0%
     SIFCO Industries, Inc.                                                    3,251                110,599                  0.0%
     Simpson Manufacturing Co., Inc.                                          49,610              1,641,099                  0.0%
     SkyWest, Inc.                                                            44,565                513,389                  0.0%
*    SL Industries, Inc.                                                       4,724                212,580                  0.0%
     Snap-on, Inc.                                                            38,814              5,128,882                  0.1%
#*   SolarCity Corp.                                                          25,000              1,479,500                  0.0%
     Southwest Airlines Co.                                                  508,666             17,538,804                  0.2%
#*   SP Plus Corp.                                                             7,985                174,233                  0.0%
*    Sparton Corp.                                                             7,073                191,678                  0.0%
*    Spirit Aerosystems Holdings, Inc. Class A                               102,505              4,032,547                  0.1%
*    Spirit Airlines, Inc.                                                    75,437              5,515,199                  0.1%
     SPX Corp.                                                                45,481              4,311,144                  0.1%
#*   Standard Register Co. (The)                                               2,977                 15,242                  0.0%
#    Standex International Corp.                                              10,981                947,111                  0.0%
     Stanley Black & Decker, Inc.                                            117,142             10,969,177                  0.1%
     Steelcase, Inc. Class A                                                  83,274              1,475,615                  0.0%
*    Stericycle, Inc.                                                         40,624              5,118,624                  0.1%
#*   Sterling Construction Co., Inc.                                          11,349                100,098                  0.0%
#    Sun Hydraulics Corp.                                                     21,927                872,914                  0.0%
     Supreme Industries, Inc. Class A                                          5,876                 39,075                  0.0%
#*   Swift Transportation Co.                                                165,614              4,090,666                  0.1%
#    TAL International Group, Inc.                                            40,770              1,758,410                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#*   Taser International, Inc.                                                32,983   $            621,400                  0.0%
*    Team, Inc.                                                               18,101                762,776                  0.0%
*    Tecumseh Products Co.                                                    12,472                 46,022                  0.0%
*    Teledyne Technologies, Inc.                                              30,228              3,132,528                  0.0%
#    Tennant Co.                                                              17,853              1,316,302                  0.0%
#    Terex Corp.                                                             117,816              3,389,566                  0.0%
     Tetra Tech, Inc.                                                         74,196              1,989,195                  0.0%
#    Textainer Group Holdings, Ltd.                                           50,784              1,749,001                  0.0%
     Textron, Inc.                                                           159,725              6,633,379                  0.1%
*    Thermon Group Holdings, Inc.                                              8,269                201,516                  0.0%
     Timken Co. (The)                                                         78,256              3,364,225                  0.0%
#    Titan International, Inc.                                                51,879                547,842                  0.0%
#*   Titan Machinery, Inc.                                                    18,690                257,174                  0.0%
     Toro Co. (The)                                                           55,768              3,442,559                  0.0%
     Towers Watson & Co. Class A                                              35,273              3,890,259                  0.0%
     TransDigm Group, Inc.                                                    33,865              6,333,771                  0.1%
#*   TRC Cos., Inc.                                                           15,862                115,475                  0.0%
#*   Trex Co., Inc.                                                           32,756              1,408,508                  0.0%
*    Trimas Corp.                                                             41,015              1,298,535                  0.0%
#    Trinity Industries, Inc.                                                205,809              7,349,439                  0.1%
#    Triumph Group, Inc.                                                      50,187              3,494,521                  0.0%
*    TrueBlue, Inc.                                                           33,359                824,634                  0.0%
*    Tutor Perini Corp.                                                       58,859              1,648,641                  0.0%
#    Twin Disc, Inc.                                                           9,800                254,996                  0.0%
     Tyco International, Ltd.                                                131,362              5,639,371                  0.1%
*    Ultralife Corp.                                                          11,666                 36,981                  0.0%
     UniFirst Corp.                                                           15,482              1,727,172                  0.0%
     Union Pacific Corp.                                                     440,988             51,353,053                  0.5%
*    United Continental Holdings, Inc.                                       309,503             16,344,853                  0.2%
     United Parcel Service, Inc. Class B                                     316,597             33,214,191                  0.3%
*    United Rentals, Inc.                                                     87,788              9,661,947                  0.1%
#    United Stationers, Inc.                                                  42,474              1,774,139                  0.0%
     United Technologies Corp.                                               237,550             25,417,850                  0.2%
#    Universal Forest Products, Inc.                                          17,510                874,975                  0.0%
#    Universal Truckload Services, Inc.                                       12,449                327,658                  0.0%
#    US Ecology, Inc.                                                         21,698              1,090,975                  0.0%
#*   USA Truck, Inc.                                                           6,922                116,982                  0.0%
#*   USG Corp.                                                                61,275              1,645,847                  0.0%
#*   UTi Worldwide, Inc.                                                     121,384              1,326,727                  0.0%
#    Valmont Industries, Inc.                                                 27,703              3,772,318                  0.0%
#*   Vectrus, Inc.                                                            10,596                258,966                  0.0%
*    Verisk Analytics, Inc. Class A                                           90,631              5,650,843                  0.1%
*    Veritiv Corp.                                                             2,907                131,135                  0.0%
*    Versar, Inc.                                                              4,038                 13,124                  0.0%
     Viad Corp.                                                               22,828                582,342                  0.0%
*    Vicor Corp.                                                              15,288                208,070                  0.0%
*    Virco Manufacturing Corp.                                                 6,445                 17,466                  0.0%
*    Volt Information Sciences, Inc.                                          10,850                 89,947                  0.0%
#    VSE Corp.                                                                 3,584                216,044                  0.0%
#*   Wabash National Corp.                                                    90,742                934,643                  0.0%
*    WABCO Holdings, Inc.                                                     64,819              6,312,074                  0.1%
     Wabtec Corp.                                                             58,515              5,049,845                  0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
     Waste Connections, Inc.                                                 130,759   $          6,524,874                  0.1%
     Waste Management, Inc.                                                  176,023              8,605,764                  0.1%
#    Watsco, Inc.                                                             27,849              2,830,015                  0.0%
     Watsco, Inc. Class B                                                      2,268                232,504                  0.0%
#    Watts Water Technologies, Inc. Class A                                   31,205              1,891,959                  0.0%
#    Werner Enterprises, Inc.                                                 83,019              2,286,343                  0.0%
#*   Wesco Aircraft Holdings, Inc.                                            16,489                292,680                  0.0%
#*   WESCO International, Inc.                                                47,574              3,920,573                  0.0%
#    West Corp.                                                                4,175                133,600                  0.0%
#*   Willdan Group, Inc.                                                       4,404                 57,780                  0.0%
*    Willis Lease Finance Corp.                                                4,420                100,820                  0.0%
#    Woodward, Inc.                                                           61,368              3,142,655                  0.0%
#    WW Grainger, Inc.                                                        36,881              9,102,231                  0.1%
#*   XPO Logistics, Inc.                                                      17,894                714,328                  0.0%
     Xylem, Inc.                                                             105,360              3,830,890                  0.0%
                                                                                       --------------------   ------------------
Total Industrials                                                                             1,437,127,693                 13.3%
                                                                                       --------------------   ------------------
Information Technology -- (15.9%)
#*   3D Systems Corp.                                                         50,584              1,912,075                  0.0%
     Accenture P.L.C. Class A                                                287,259             23,302,450                  0.2%
#*   ACI Worldwide, Inc.                                                     141,016              2,713,148                  0.0%
#*   Acorn Energy, Inc.                                                       10,523                 11,049                  0.0%
     Activision Blizzard, Inc.                                               477,854              9,533,187                  0.1%
*    Actua Corp.                                                              39,319                739,197                  0.0%
*    Actuate Corp.                                                            39,862                171,008                  0.0%
*    Acxiom Corp.                                                             65,750              1,238,730                  0.0%
#*   ADDvantage Technologies Group, Inc.                                       3,642                  8,777                  0.0%
*    Adobe Systems, Inc.                                                      69,970              4,906,296                  0.1%
#    ADTRAN, Inc.                                                             53,536              1,135,499                  0.0%
#*   Advanced Energy Industries, Inc.                                         44,479                879,795                  0.0%
#*   Advanced Micro Devices, Inc.                                            392,735              1,099,658                  0.0%
#    Advent Software, Inc.                                                    57,055              1,971,821                  0.0%
#*   Aehr Test Systems                                                           788                  2,041                  0.0%
*    Aetrium, Inc.                                                               207                    729                  0.0%
#*   Agilysys, Inc.                                                           31,760                358,888                  0.0%
*    Akamai Technologies, Inc.                                                68,284              4,117,525                  0.1%
*    Alliance Data Systems Corp.                                              37,087             10,508,601                  0.1%
     Alliance Fiber Optic Products, Inc.                                       5,439                 70,217                  0.0%
#*   Alpha & Omega Semiconductor, Ltd.                                        15,468                143,388                  0.0%
     Altera Corp.                                                             90,194              3,099,968                  0.0%
     Amdocs, Ltd.                                                            123,393              5,866,103                  0.1%
     American Software, Inc. Class A                                          19,865                191,896                  0.0%
*    Amkor Technology, Inc.                                                  146,949                996,314                  0.0%
     Amphenol Corp. Class A                                                  157,409              7,961,747                  0.1%
*    Amtech Systems, Inc.                                                      7,913                 83,324                  0.0%
#*   ANADIGICS, Inc.                                                          59,417                 42,186                  0.0%
     Analog Devices, Inc.                                                    102,654              5,093,691                  0.1%
     Anixter International, Inc.                                              27,671              2,356,739                  0.0%
*    ANSYS, Inc.                                                              40,383              3,172,488                  0.0%
*    AOL, Inc.                                                                75,754              3,297,572                  0.0%
     Apple, Inc.                                                           2,331,646            251,817,768                  2.4%
     Applied Materials, Inc.                                                 361,152              7,977,848                  0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
*    ARRIS Group, Inc.                                                       176,888   $          5,310,178                  0.1%
*    Arrow Electronics, Inc.                                                  99,165              5,638,522                  0.1%
#*   Ascent Solar Technologies, Inc.                                           1,429                  2,515                  0.0%
*    Aspen Technology, Inc.                                                   83,482              3,082,990                  0.0%
     Astro-Med, Inc.                                                           4,620                 61,954                  0.0%
#*   Atmel Corp.                                                             207,877              1,542,447                  0.0%
*    Autobytel, Inc.                                                             267                  2,467                  0.0%
*    Autodesk, Inc.                                                           51,159              2,943,689                  0.0%
     Automatic Data Processing, Inc.                                         183,248             14,986,021                  0.2%
     Avago Technologies, Ltd.                                                 88,426              7,626,742                  0.1%
*    AVG Technologies NV                                                      65,803              1,179,190                  0.0%
#*   Aviat Networks, Inc.                                                     47,169                 83,017                  0.0%
*    Avid Technology, Inc.                                                    37,151                373,368                  0.0%
     Avnet, Inc.                                                             124,893              5,401,622                  0.1%
     AVX Corp.                                                                89,161              1,287,485                  0.0%
#    Aware, Inc.                                                              12,087                 52,216                  0.0%
*    Axcelis Technologies, Inc.                                               62,314                135,845                  0.0%
*    AXT, Inc.                                                                24,367                 57,506                  0.0%
#    Badger Meter, Inc.                                                       12,975                738,537                  0.0%
#*   Bankrate, Inc.                                                           86,348                937,739                  0.0%
     Bel Fuse, Inc. Class A                                                    1,700                 43,180                  0.0%
     Bel Fuse, Inc. Class B                                                    8,861                250,678                  0.0%
     Belden, Inc.                                                             35,767              2,546,253                  0.0%
*    Benchmark Electronics, Inc.                                              43,736              1,037,418                  0.0%
     Black Box Corp.                                                          13,595                298,954                  0.0%
#    Blackbaud, Inc.                                                          39,693              1,766,339                  0.0%
#*   Blackhawk Network Holdings, Inc.                                          2,627                 90,789                  0.0%
*    Blackhawk Network Holdings, Inc. Class B                                 38,110              1,272,874                  0.0%
#*   Blucora, Inc.                                                            46,839                793,921                  0.0%
     Booz Allen Hamilton Holding Corp.                                        94,259              2,483,725                  0.0%
*    Bottomline Technologies de, Inc.                                         28,928                725,804                  0.0%
     Broadcom Corp. Class A                                                  110,368              4,622,212                  0.1%
     Broadridge Financial Solutions, Inc.                                    158,819              6,976,919                  0.1%
*    BroadVision, Inc.                                                         3,362                 26,762                  0.0%
     Brocade Communications Systems, Inc.                                    460,643              4,942,699                  0.1%
     Brooks Automation, Inc.                                                 104,493              1,288,399                  0.0%
*    Bsquare Corp.                                                             4,926                 19,261                  0.0%
*    BTU International, Inc.                                                   5,073                 16,893                  0.0%
     CA, Inc.                                                                395,282             11,486,895                  0.1%
#*   Cabot Microelectronics Corp.                                             19,315                931,562                  0.0%
#*   CACI International, Inc. Class A                                         28,582              2,352,013                  0.0%
#*   Cadence Design Systems, Inc.                                            226,920              4,073,214                  0.1%
#*   CalAmp Corp.                                                             16,958                326,950                  0.0%
*    Calix, Inc.                                                              54,754                591,891                  0.0%
#*   Cardtronics, Inc.                                                        43,143              1,656,260                  0.0%
#*   Cascade Microtech, Inc.                                                   8,576                 92,106                  0.0%
#    Cass Information Systems, Inc.                                            9,249                439,697                  0.0%
*    CDK Global, Inc.                                                         59,316              1,993,018                  0.0%
     CDW Corp.                                                                17,043                525,606                  0.0%
#*   Ceva, Inc.                                                               21,122                344,289                  0.0%
*    Checkpoint Systems, Inc.                                                 41,717                553,167                  0.0%
#*   ChyronHego Corp.                                                          5,535                 15,830                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*   CIBER, Inc.                                                              93,231   $            304,865                  0.0%
#*   Ciena Corp.                                                             107,724              1,805,454                  0.0%
#*   Cirrus Logic, Inc.                                                       54,217              1,046,388                  0.0%
     Cisco Systems, Inc.                                                   1,778,262             43,514,071                  0.4%
*    Citrix Systems, Inc.                                                     70,795              4,547,163                  0.1%
#*   Clearfield, Inc.                                                          8,284                121,609                  0.0%
#*   Cognex Corp.                                                             69,870              2,764,057                  0.0%
*    Cognizant Technology Solutions Corp. Class A                            179,718              8,779,224                  0.1%
*    Coherent, Inc.                                                           24,244              1,579,497                  0.0%
     Cohu, Inc.                                                               18,797                191,729                  0.0%
     Communications Systems, Inc.                                              6,855                 81,095                  0.0%
#*   CommVault Systems, Inc.                                                  21,597                957,611                  0.0%
     Computer Sciences Corp.                                                 189,823             11,465,309                  0.1%
     Computer Task Group, Inc.                                                12,978                114,206                  0.0%
     Compuware Corp.                                                         178,883              1,815,662                  0.0%
*    comScore, Inc.                                                            7,532                317,398                  0.0%
     Comtech Telecommunications Corp.                                         21,892                833,428                  0.0%
*    Comverse, Inc.                                                            3,459                 75,406                  0.0%
#*   Concur Technologies, Inc.                                                22,921              2,941,223                  0.0%
     Concurrent Computer Corp.                                                 5,951                 42,252                  0.0%
#*   Constant Contact, Inc.                                                   24,536                867,593                  0.0%
#    Convergys Corp.                                                          94,587              1,907,820                  0.0%
#*   Conversant, Inc.                                                         92,902              3,274,795                  0.0%
*    CoreLogic, Inc.                                                          93,931              2,946,615                  0.0%
     Corning, Inc.                                                           426,424              8,711,842                  0.1%
#*   CoStar Group, Inc.                                                       17,409              2,804,416                  0.0%
*    Covisint Corp.                                                           25,089                 72,507                  0.0%
#*   Cray, Inc.                                                               29,644              1,027,461                  0.0%
#*   Cree, Inc.                                                              100,922              3,177,025                  0.0%
#*   Crexendo, Inc.                                                            4,054                 11,493                  0.0%
#    CSG Systems International, Inc.                                          38,031              1,008,202                  0.0%
     CSP, Inc.                                                                   709                  5,651                  0.0%
     CTS Corp.                                                                30,923                568,983                  0.0%
*    CyberOptics Corp.                                                         4,778                 43,719                  0.0%
#    Daktronics, Inc.                                                         35,389                471,028                  0.0%
#*   Datalink Corp.                                                           17,533                221,792                  0.0%
#*   Dealertrack Technologies, Inc.                                           42,783              2,012,940                  0.0%
#*   Demand Media, Inc.                                                        8,535                 60,086                  0.0%
*    Dice Holdings, Inc.                                                     100,928              1,006,252                  0.0%
#    Diebold, Inc.                                                            48,326              1,712,190                  0.0%
#*   Digi International, Inc.                                                 22,616                187,260                  0.0%
#    Digimarc Corp.                                                            4,419                128,107                  0.0%
*    Digital River, Inc.                                                      37,018                946,550                  0.0%
*    Diodes, Inc.                                                             48,728              1,258,644                  0.0%
#    Dolby Laboratories, Inc. Class A                                         39,752              1,666,404                  0.0%
*    Dot Hill Systems Corp.                                                   26,438                104,430                  0.0%
*    DSP Group, Inc.                                                          16,722                162,036                  0.0%
     DST Systems, Inc.                                                        48,201              4,644,166                  0.1%
#*   DTS, Inc.                                                                17,496                521,031                  0.0%
#    EarthLink Holdings Corp.                                                107,415                384,546                  0.0%
*    eBay, Inc.                                                              254,864             13,380,360                  0.1%
#    Ebix, Inc.                                                               29,226                431,084                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*   Echelon Corp.                                                             6,990   $             14,679                  0.0%
*    EchoStar Corp. Class A                                                   43,970              2,054,718                  0.0%
*    Edgewater Technology, Inc.                                                5,900                 41,654                  0.0%
#*   Elecsys Corp.                                                                58                    595                  0.0%
#    Electro Rent Corp.                                                       22,444                342,047                  0.0%
#    Electro Scientific Industries, Inc.                                      23,740                168,554                  0.0%
*    Electronic Arts, Inc.                                                   122,671              5,025,831                  0.1%
#*   Electronics for Imaging, Inc.                                            45,694              2,089,130                  0.0%
#*   Ellie Mae, Inc.                                                          16,863                647,202                  0.0%
#*   eMagin Corp.                                                              9,611                 25,469                  0.0%
     EMC Corp.                                                               656,260             18,854,350                  0.2%
*    Emcore Corp.                                                             17,832                 92,013                  0.0%
*    Emulex Corp.                                                            101,483                574,394                  0.0%
#*   EnerNOC, Inc.                                                            33,682                497,483                  0.0%
*    Entegris, Inc.                                                          147,754              2,006,499                  0.0%
#*   Entropic Communications, Inc.                                            91,723                229,308                  0.0%
*    Envestnet, Inc.                                                           6,963                309,296                  0.0%
#*   EPAM Systems, Inc.                                                       42,995              2,052,581                  0.0%
#    EPIQ Systems, Inc.                                                       34,541                554,038                  0.0%
#*   ePlus, Inc.                                                               6,933                423,398                  0.0%
#    Equinix, Inc.                                                            16,279              3,400,683                  0.0%
#*   Euronet Worldwide, Inc.                                                  51,903              2,785,634                  0.0%
#*   Exar Corp.                                                               44,266                422,740                  0.0%
*    ExlService Holdings, Inc.                                                23,422                655,582                  0.0%
*    Extreme Networks, Inc.                                                   87,771                315,098                  0.0%
*    F5 Networks, Inc.                                                        35,240              4,333,815                  0.1%
#*   Fabrinet                                                                 26,758                487,263                  0.0%
*    Facebook, Inc. Class A                                                  614,053             46,047,834                  0.4%
#    FactSet Research Systems, Inc.                                           41,765              5,489,592                  0.1%
#    Fair Isaac Corp.                                                         36,336              2,263,733                  0.0%
#*   Fairchild Semiconductor International, Inc.                             155,133              2,381,292                  0.0%
#*   FalconStor Software, Inc.                                                21,742                 24,568                  0.0%
#*   FARO Technologies, Inc.                                                  11,460                641,760                  0.0%
     FEI Co.                                                                  21,767              1,834,523                  0.0%
     Fidelity National Information Services, Inc.                            245,751             14,349,401                  0.1%
#*   Finisar Corp.                                                            87,719              1,466,662                  0.0%
#*   First Solar, Inc.                                                       105,227              6,197,870                  0.1%
*    Fiserv, Inc.                                                            145,670             10,121,152                  0.1%
*    FleetCor Technologies, Inc.                                              55,064              8,290,436                  0.1%
     FLIR Systems, Inc.                                                       82,715              2,773,434                  0.0%
*    FormFactor, Inc.                                                         64,345                512,830                  0.0%
     Forrester Research, Inc.                                                 15,969                643,231                  0.0%
*    Fortinet, Inc.                                                           80,829              2,105,595                  0.0%
#*   Freescale Semiconductor, Ltd.                                            95,202              1,893,568                  0.0%
*    Frequency Electronics, Inc.                                               5,169                 58,668                  0.0%
*    Gartner, Inc.                                                            57,888              4,672,140                  0.1%
*    Genpact, Ltd.                                                           182,432              3,201,682                  0.0%
*    GigOptix, Inc.                                                            1,174                  1,468                  0.0%
*    Global Cash Access Holdings, Inc.                                        98,986                721,608                  0.0%
     Global Payments, Inc.                                                    82,530              6,643,665                  0.1%
#    Globalscape, Inc.                                                         7,843                 19,451                  0.0%
*    Google, Inc. Class A                                                     68,974             39,168,265                  0.4%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
*    Google, Inc. Class C                                                     68,974   $         38,561,984                  0.4%
#*   GSE Systems, Inc.                                                        10,738                 16,214                  0.0%
*    GSI Group, Inc.                                                          25,444                326,955                  0.0%
*    GSI Technology, Inc.                                                     11,682                 56,190                  0.0%
*    GTT Communications, Inc.                                                 23,600                306,328                  0.0%
#*   Guidance Software, Inc.                                                   5,853                 39,391                  0.0%
#*   Guidewire Software, Inc.                                                  4,547                227,077                  0.0%
     Hackett Group, Inc. (The)                                                30,512                213,889                  0.0%
#*   Harmonic, Inc.                                                          131,379                876,298                  0.0%
     Harris Corp.                                                             67,326              4,685,890                  0.1%
#    Heartland Payment Systems, Inc.                                          42,741              2,207,573                  0.0%
     Hewlett-Packard Co.                                                   1,245,191             44,677,453                  0.4%
#*   HomeAway, Inc.                                                           51,066              1,782,203                  0.0%
*    Hutchinson Technology, Inc.                                              25,771                 92,002                  0.0%
     IAC/InterActiveCorp                                                      85,223              5,768,745                  0.1%
*    ID Systems, Inc.                                                          7,118                 53,385                  0.0%
*    Identiv, Inc.                                                             2,956                 27,639                  0.0%
*    IEC Electronics Corp.                                                     5,002                 24,760                  0.0%
#*   iGATE Corp.                                                              68,225              2,527,736                  0.0%
*    II-VI, Inc.                                                              62,581                844,218                  0.0%
#*   Imation Corp.                                                            27,305                 80,004                  0.0%
#*   Immersion Corp.                                                           9,931                 83,619                  0.0%
*    Infinera Corp.                                                           91,317              1,326,836                  0.0%
*    Informatica Corp.                                                        59,365              2,116,956                  0.0%
*    Ingram Micro, Inc. Class A                                              163,630              4,391,829                  0.1%
*    Innodata, Inc.                                                           13,032                 34,404                  0.0%
*    Inphi Corp.                                                              15,287                236,643                  0.0%
*    Insight Enterprises, Inc.                                                48,443              1,102,078                  0.0%
*    Integrated Device Technology, Inc.                                      145,003              2,379,499                  0.0%
#    Integrated Silicon Solution, Inc.                                        37,728                512,346                  0.0%
     Intel Corp.                                                           2,321,362             78,949,522                  0.7%
#*   Intellicheck Mobilisa, Inc.                                                 514                  1,928                  0.0%
#*   Interactive Intelligence Group, Inc.                                      6,712                323,921                  0.0%
#    InterDigital, Inc.                                                       46,307              2,288,955                  0.0%
#*   Internap Network Services Corp.                                          47,600                381,276                  0.0%
     International Business Machines Corp.                                   434,334             71,404,510                  0.7%
*    International Rectifier Corp.                                            79,955              3,179,810                  0.0%
*    Interphase Corp.                                                          2,397                  7,023                  0.0%
     Intersil Corp. Class A                                                  138,626              1,842,340                  0.0%
*    inTEST Corp.                                                              1,100                  4,796                  0.0%
#*   Intevac, Inc.                                                            16,827                124,520                  0.0%
*    IntraLinks Holdings, Inc.                                                44,662                385,880                  0.0%
*    IntriCon Corp.                                                            2,604                 15,963                  0.0%
     Intuit, Inc.                                                            123,403             10,860,698                  0.1%
#*   Inuvo, Inc.                                                                 773                  1,036                  0.0%
#*   InvenSense, Inc.                                                         14,754                239,162                  0.0%
#*   IPG Photonics Corp.                                                      42,610              3,128,000                  0.0%
*    Iteris, Inc.                                                              3,700                  6,438                  0.0%
#*   Itron, Inc.                                                              42,093              1,638,680                  0.0%
#*   Ixia                                                                     53,268                512,971                  0.0%
     IXYS Corp.                                                               36,046                420,657                  0.0%
#    j2 Global, Inc.                                                          49,063              2,653,818                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
     Jabil Circuit, Inc.                                                     222,302   $          4,657,227                  0.1%
     Jack Henry & Associates, Inc.                                            91,505              5,473,829                  0.1%
#*   JDS Uniphase Corp.                                                      175,850              2,366,941                  0.0%
     Juniper Networks, Inc.                                                  235,211              4,955,896                  0.1%
#*   Kemet Corp.                                                              43,819                210,331                  0.0%
*    Key Tronic Corp.                                                          8,234                 67,683                  0.0%
     KLA-Tencor Corp.                                                         73,379              5,807,948                  0.1%
#*   Knowles Corp.                                                            53,836              1,047,649                  0.0%
*    Kofax, Ltd.                                                               8,735                 55,467                  0.0%
#*   Kopin Corp.                                                              52,846                200,815                  0.0%
*    Kulicke & Soffa Industries, Inc.                                         96,294              1,388,559                  0.0%
#*   KVH Industries, Inc.                                                     14,698                189,898                  0.0%
     Lam Research Corp.                                                      124,245              9,673,716                  0.1%
*    Lattice Semiconductor Corp.                                             108,900                730,719                  0.0%
     Leidos Holdings, Inc.                                                    90,950              3,326,041                  0.0%
#    Lexmark International, Inc. Class A                                      99,929              4,312,936                  0.1%
*    LGL Group, Inc. (The)                                                       964                  3,654                  0.0%
#*   Limelight Networks, Inc.                                                 80,422                196,230                  0.0%
     Linear Technology Corp.                                                 156,455              6,702,532                  0.1%
*    LinkedIn Corp. Class A                                                   18,979              4,345,432                  0.1%
#*   Lionbridge Technologies, Inc.                                            50,577                244,287                  0.0%
#*   Liquidity Services, Inc.                                                  2,998                 38,314                  0.0%
     Littelfuse, Inc.                                                         17,754              1,731,725                  0.0%
#*   LoJack Corp.                                                             18,587                 52,415                  0.0%
*    Magnachip Semiconductor Corp.                                            38,971                433,747                  0.0%
*    Manhattan Associates, Inc.                                               88,179              3,536,860                  0.0%
#    ManTech International Corp. Class A                                      28,027                789,240                  0.0%
     Marchex, Inc. Class B                                                    18,835                 72,138                  0.0%
     Marvell Technology Group, Ltd.                                          273,445              3,675,101                  0.1%
     MasterCard, Inc. Class A                                                457,872             38,346,780                  0.4%
#*   Mattersight Corp.                                                         2,290                 12,412                  0.0%
#*   Mattson Technology, Inc.                                                 22,568                 60,031                  0.0%
     Maxim Integrated Products, Inc.                                         155,595              4,565,157                  0.1%
     MAXIMUS, Inc.                                                            87,517              4,241,074                  0.1%
*    MaxLinear, Inc. Class A                                                   9,110                 64,590                  0.0%
#*   Maxwell Technologies, Inc.                                               30,742                358,452                  0.0%
#    Mentor Graphics Corp.                                                   118,852              2,518,474                  0.0%
#*   Mercury Systems, Inc.                                                    24,032                335,967                  0.0%
#    Mesa Laboratories, Inc.                                                   2,478                189,245                  0.0%
     Methode Electronics, Inc.                                                33,723              1,328,012                  0.0%
     Micrel, Inc.                                                             44,629                541,796                  0.0%
#    Microchip Technology, Inc.                                               77,957              3,360,726                  0.0%
*    Micron Technology, Inc.                                                 743,836             24,613,533                  0.2%
*    Microsemi Corp.                                                          98,697              2,573,031                  0.0%
     Microsoft Corp.                                                       2,983,192            140,060,864                  1.3%
     MKS Instruments, Inc.                                                    58,273              2,121,137                  0.0%
     MOCON, Inc.                                                               3,434                 52,987                  0.0%
#*   ModusLink Global Solutions, Inc.                                         27,305                 95,568                  0.0%
#*   MoneyGram International, Inc.                                            22,061                189,725                  0.0%
     Monolithic Power Systems, Inc.                                           27,993              1,237,011                  0.0%
     Monotype Imaging Holdings, Inc.                                          31,633                905,020                  0.0%
#*   Monster Worldwide, Inc.                                                 116,442                449,466                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*   MoSys, Inc.                                                              27,600   $             74,244                  0.0%
     Motorola Solutions, Inc.                                                107,763              6,950,713                  0.1%
#*   Move, Inc.                                                               26,766                560,748                  0.0%
#    MTS Systems Corp.                                                        17,126              1,130,487                  0.0%
*    Multi-Fineline Electronix, Inc.                                          19,220                195,083                  0.0%
#*   Nanometrics, Inc.                                                        21,470                290,704                  0.0%
*    NAPCO Security Technologies, Inc.                                         8,159                 34,921                  0.0%
     National Instruments Corp.                                              100,630              3,187,958                  0.0%
*    NCI, Inc. Class A                                                         5,008                 50,981                  0.0%
*    NCR Corp.                                                               176,279              4,877,640                  0.1%
*    NeoPhotonics Corp.                                                        1,440                  4,666                  0.0%
     NetApp, Inc.                                                            193,601              8,286,123                  0.1%
*    NETGEAR, Inc.                                                            39,981              1,360,953                  0.0%
*    Netlist, Inc.                                                            11,100                 10,130                  0.0%
#*   Netscout Systems, Inc.                                                   38,043              1,402,265                  0.0%
#*   NetSuite, Inc.                                                           10,679              1,160,380                  0.0%
#*   NeuStar, Inc. Class A                                                    51,089              1,349,260                  0.0%
*    Newport Corp.                                                            42,537                760,987                  0.0%
     NIC, Inc.                                                                22,413                413,072                  0.0%
#*   Novatel Wireless, Inc.                                                   23,600                 67,260                  0.0%
#*   Nuance Communications, Inc.                                             288,196              4,446,864                  0.1%
#*   Numerex Corp. Class A                                                     7,300                 95,192                  0.0%
     NVIDIA Corp.                                                            437,793              8,554,475                  0.1%
#*   Oclaro, Inc.                                                             55,087                 86,487                  0.0%
*    OmniVision Technologies, Inc.                                            52,695              1,411,172                  0.0%
*    ON Semiconductor Corp.                                                  420,162              3,483,143                  0.0%
#*   Onvia, Inc.                                                                 442                  1,927                  0.0%
     Oplink Communications, Inc.                                              19,833                413,518                  0.0%
     Optical Cable Corp.                                                       3,696                 17,149                  0.0%
     Oracle Corp.                                                          1,380,511             53,908,955                  0.5%
*    OSI Systems, Inc.                                                        16,086              1,140,176                  0.0%
#*   Palo Alto Networks, Inc.                                                 29,800              3,149,860                  0.0%
*    Pandora Media, Inc.                                                      76,987              1,484,309                  0.0%
*    PAR Technology Corp.                                                      8,654                 44,473                  0.0%
     Park Electrochemical Corp.                                               18,914                487,981                  0.0%
#*   Parkervision, Inc.                                                        2,905                  3,806                  0.0%
     Paychex, Inc.                                                           233,670             10,968,470                  0.1%
     PC Connection, Inc.                                                      18,315                436,813                  0.0%
     PC-Tel, Inc.                                                             12,027                 92,608                  0.0%
*    PCM, Inc.                                                                 7,619                 73,600                  0.0%
*    PDF Solutions, Inc.                                                      18,469                239,543                  0.0%
     Pegasystems, Inc.                                                        26,499                574,233                  0.0%
     Perceptron, Inc.                                                          7,250                 73,008                  0.0%
*    Perficient, Inc.                                                         32,938                546,112                  0.0%
*    Pericom Semiconductor Corp.                                              20,846                227,847                  0.0%
#*   Photronics, Inc.                                                         53,760                483,302                  0.0%
#*   Planar Systems, Inc.                                                      9,180                 33,232                  0.0%
     Plantronics, Inc.                                                        37,283              1,933,869                  0.0%
*    Plexus Corp.                                                             38,569              1,594,828                  0.0%
*    PMC-Sierra, Inc.                                                        189,227              1,474,078                  0.0%
*    Polycom, Inc.                                                           154,045              2,014,909                  0.0%
#    Power Integrations, Inc.                                                 23,948              1,206,021                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*   PRGX Global, Inc.                                                        24,971   $            132,097                  0.0%
#*   Procera Networks, Inc.                                                   13,749                102,980                  0.0%
*    Progress Software Corp.                                                  51,253              1,327,453                  0.0%
*    PTC, Inc.                                                               111,762              4,263,720                  0.1%
     QAD, Inc. Class A                                                         5,894                126,780                  0.0%
     QAD, Inc. Class B                                                         1,959                 36,242                  0.0%
*    QLogic Corp.                                                             87,439              1,032,655                  0.0%
     QUALCOMM, Inc.                                                          411,597             32,314,480                  0.3%
*    Qualstar Corp.                                                            3,826                  4,706                  0.0%
#*   Quantum Corp.                                                           104,104                133,253                  0.0%
#*   QuinStreet, Inc.                                                         30,209                122,346                  0.0%
*    Qumu Corp.                                                                6,460                 96,642                  0.0%
#*   Rackspace Hosting, Inc.                                                 156,646              6,008,941                  0.1%
*    Radisys Corp.                                                            20,449                 51,123                  0.0%
#*   Rambus, Inc.                                                             90,234              1,033,179                  0.0%
#*   RealD, Inc.                                                              33,877                383,488                  0.0%
*    RealNetworks, Inc.                                                      129,142                891,080                  0.0%
#*   RealPage, Inc.                                                           20,403                405,408                  0.0%
*    Red Hat, Inc.                                                            51,609              3,040,802                  0.0%
     Reis, Inc.                                                                6,081                142,295                  0.0%
#*   Relm Wireless Corp.                                                       1,238                  6,871                  0.0%
#*   Remark Media, Inc.                                                        1,020                  4,937                  0.0%
#    RF Industries, Ltd.                                                       4,931                 22,436                  0.0%
#*   RF Micro Devices, Inc.                                                  252,604              3,286,378                  0.0%
#    Richardson Electronics, Ltd.                                              9,355                 93,644                  0.0%
#*   Rightside Group, Ltd.                                                     8,535                 80,826                  0.0%
*    Riverbed Technology, Inc.                                               110,153              2,091,805                  0.0%
#*   Rofin-Sinar Technologies, Inc.                                           25,306                566,601                  0.0%
*    Rogers Corp.                                                             19,222              1,314,208                  0.0%
#*   Rosetta Stone, Inc.                                                      20,764                198,711                  0.0%
*    Rovi Corp.                                                              105,060              2,193,653                  0.0%
#*   Rubicon Technology, Inc.                                                 18,250                 80,848                  0.0%
#*   Rudolph Technologies, Inc.                                               28,723                252,188                  0.0%
*    Saba Software, Inc.                                                      10,919                146,315                  0.0%
*    Salesforce.com, Inc.                                                    135,290              8,657,207                  0.1%
     SanDisk Corp.                                                           175,868             16,556,214                  0.2%
*    Sanmina Corp.                                                            98,838              2,477,869                  0.0%
#*   Sapient Corp.                                                           152,966              2,649,371                  0.0%
#*   ScanSource, Inc.                                                         29,049              1,109,091                  0.0%
     Science Applications International Corp.                                 55,369              2,708,098                  0.0%
#*   Seachange International, Inc.                                            35,007                236,647                  0.0%
#    Seagate Technology P.L.C.                                               204,877             12,872,422                  0.1%
*    Semtech Corp.                                                            45,330              1,150,475                  0.0%
*    ServiceNow, Inc.                                                         24,300              1,650,699                  0.0%
#*   ServiceSource International, Inc.                                         5,015                 19,157                  0.0%
#*   Sevcon, Inc.                                                                613                  4,665                  0.0%
*    ShoreTel, Inc.                                                           54,109                437,742                  0.0%
#*   Shutterstock, Inc.                                                       14,654              1,139,495                  0.0%
*    Sigma Designs, Inc.                                                      30,115                120,159                  0.0%
#*   Silicon Graphics International Corp.                                     18,836                163,496                  0.0%
*    Silicon Image, Inc.                                                      72,830                390,369                  0.0%
*    Silicon Laboratories, Inc.                                               32,884              1,499,182                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
     Skyworks Solutions, Inc.                                                187,419   $         10,915,283                  0.1%
#*   Smith Micro Software, Inc.                                               22,674                 22,221                  0.0%
*    SMTC Corp.                                                               10,077                 17,736                  0.0%
*    SolarWinds, Inc.                                                         43,617              2,073,988                  0.0%
     Solera Holdings, Inc.                                                    66,012              3,429,323                  0.0%
*    Sonus Networks, Inc.                                                    242,235                840,555                  0.0%
#*   Spansion, Inc. Class A                                                   59,964              1,234,059                  0.0%
#*   Speed Commerce, Inc.                                                     23,259                 69,079                  0.0%
#*   SS&C Technologies Holdings, Inc.                                         75,258              3,636,467                  0.1%
*    Stamps.com, Inc.                                                         13,952                514,829                  0.0%
*    StarTek, Inc.                                                             8,170                 61,438                  0.0%
#*   Stratasys, Ltd.                                                          36,074              4,341,867                  0.1%
#*   SunEdison, Inc.                                                         205,115              4,001,794                  0.1%
#*   SunPower Corp.                                                          104,563              3,329,286                  0.0%
*    Super Micro Computer, Inc.                                               43,745              1,398,090                  0.0%
*    support.com, Inc.                                                        43,901                 93,509                  0.0%
#*   Sykes Enterprises, Inc.                                                  53,406              1,150,365                  0.0%
     Symantec Corp.                                                          559,622             13,889,818                  0.1%
#*   Synaptics, Inc.                                                          36,543              2,500,637                  0.0%
#*   Synchronoss Technologies, Inc.                                           37,467              1,935,920                  0.0%
#    SYNNEX Corp.                                                             48,950              3,386,361                  0.0%
*    Synopsys, Inc.                                                          115,885              4,748,967                  0.1%
#*   Syntel, Inc.                                                             30,539              2,644,983                  0.0%
*    Tableau Software, Inc. Class A                                              200                 16,518                  0.0%
#*   Take-Two Interactive Software, Inc.                                     164,640              4,354,728                  0.1%
#*   Tangoe, Inc.                                                              5,369                 78,763                  0.0%
     TE Connectivity, Ltd.                                                   176,607             10,795,986                  0.1%
*    Tech Data Corp.                                                          46,626              2,784,505                  0.0%
#*   TeleCommunication Systems, Inc. Class A                                  44,803                129,033                  0.0%
#*   Telenav, Inc.                                                            34,314                247,747                  0.0%
*    TeleTech Holdings, Inc.                                                  43,342              1,118,657                  0.0%
#*   Teradata Corp.                                                          117,799              4,985,254                  0.1%
     Teradyne, Inc.                                                          196,904              3,623,034                  0.1%
#    Tessco Technologies, Inc.                                                 6,747                214,217                  0.0%
     Tessera Technologies, Inc.                                               52,636              1,599,608                  0.0%
     Texas Instruments, Inc.                                                 382,705             19,005,130                  0.2%
     TheStreet, Inc.                                                          10,517                 24,084                  0.0%
#*   TIBCO Software, Inc.                                                    131,576              3,074,931                  0.0%
#*   TiVo, Inc.                                                               45,837                598,173                  0.0%
     Total System Services, Inc.                                             177,266              5,989,818                  0.1%
     Transact Technologies, Inc.                                               5,192                 29,750                  0.0%
*    Travelzoo, Inc.                                                           2,163                 28,314                  0.0%
*    Trimble Navigation, Ltd.                                                 85,222              2,289,063                  0.0%
*    Trio Tech International                                                   1,525                  5,871                  0.0%
*    TriQuint Semiconductor, Inc.                                            195,803              4,235,219                  0.1%
*    TSR, Inc.                                                                   210                    689                  0.0%
#*   TTM Technologies, Inc.                                                   86,907                600,527                  0.0%
#*   Twitter, Inc.                                                            47,800              1,982,266                  0.0%
#*   Tyler Technologies, Inc.                                                 26,035              2,913,837                  0.0%
#    Ubiquiti Networks, Inc.                                                  24,335                870,463                  0.0%
#*   Ultimate Software Group, Inc. (The)                                      10,703              1,610,909                  0.0%
*    Ultra Clean Holdings, Inc.                                               25,327                222,371                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*   Ultratech, Inc.                                                          29,078   $            556,262                  0.0%
#*   Unisys Corp.                                                             35,405                907,784                  0.0%
     United Online, Inc.                                                      12,987                145,714                  0.0%
*    Universal Security Instruments, Inc.                                      1,135                  7,037                  0.0%
*    Unwired Planet, Inc.                                                     42,677                 66,149                  0.0%
#*   USA Technologies, Inc.                                                   15,296                 26,615                  0.0%
*    UTStarcom Holdings Corp.                                                 13,753                 34,658                  0.0%
*    Vantiv, Inc. Class A                                                    128,509              3,973,498                  0.1%
#*   Veeco Instruments, Inc.                                                  42,670              1,535,693                  0.0%
*    VeriFone Systems, Inc.                                                  110,107              4,102,587                  0.1%
*    Verint Systems, Inc.                                                     54,712              3,145,393                  0.0%
#*   VeriSign, Inc.                                                           49,085              2,933,320                  0.0%
#*   ViaSat, Inc.                                                             28,385              1,778,036                  0.0%
*    Viasystems Group, Inc.                                                   15,052                238,875                  0.0%
#    Vicon Industries, Inc.                                                      600                    954                  0.0%
*    Video Display Corp.                                                       3,612                 10,655                  0.0%
#*   Virtusa Corp.                                                            22,068                904,347                  0.0%
     Visa, Inc. Class A                                                      152,055             36,710,639                  0.4%
#    Vishay Intertechnology, Inc.                                            136,588              1,845,304                  0.0%
*    Vishay Precision Group, Inc.                                             12,209                207,431                  0.0%
#*   VistaPrint NV                                                            23,086              1,543,530                  0.0%
#*   VMware, Inc. Class A                                                     17,754              1,483,702                  0.0%
#*   Wave Systems Corp. Class A                                                  475                    556                  0.0%
     Wayside Technology Group, Inc.                                            2,300                 39,790                  0.0%
#*   Web.com Group, Inc.                                                      31,944                655,810                  0.0%
#*   WebMD Health Corp.                                                       19,469                830,937                  0.0%
*    Westell Technologies, Inc. Class A                                       44,422                 59,525                  0.0%
     Western Digital Corp.                                                   166,379             16,366,702                  0.2%
#    Western Union Co. (The)                                                 294,053              4,987,139                  0.1%
*    WEX, Inc.                                                                34,062              3,868,081                  0.1%
*    Wireless Telecom Group, Inc.                                              3,316                  8,257                  0.0%
#*   Workday, Inc. Class A                                                    18,200              1,737,736                  0.0%
*    Xcerra Corp.                                                             41,824                355,086                  0.0%
     Xerox Corp.                                                             951,992             12,642,454                  0.1%
     Xilinx, Inc.                                                            111,123              4,942,751                  0.1%
*    XO Group, Inc.                                                           24,719                314,673                  0.0%
*    Yahoo!, Inc.                                                            161,608              7,442,048                  0.1%
#*   Yelp, Inc.                                                                8,973                538,380                  0.0%
*    Zebra Technologies Corp. Class A                                         39,815              2,936,356                  0.0%
#*   Zillow, Inc. Class A                                                     13,590              1,477,641                  0.0%
#*   Zix Corp.                                                                44,261                146,061                  0.0%
#*   Zynga, Inc. Class A                                                     661,522              1,686,881                  0.0%
                                                                                       --------------------   ------------------
Total Information Technology                                                                  1,911,788,015                 17.7%
                                                                                       --------------------   ------------------
Materials -- (4.5%)
#    A Schulman, Inc.                                                         28,785              1,019,277                  0.0%
*    AEP Industries, Inc.                                                      4,361                200,562                  0.0%
     Air Products & Chemicals, Inc.                                           59,765              8,047,955                  0.1%
     Airgas, Inc.                                                             56,831              6,338,930                  0.1%
#    Albemarle Corp.                                                          75,025              4,379,959                  0.0%
     Alcoa, Inc.                                                             716,714             12,012,127                  0.1%
     Allegheny Technologies, Inc.                                            114,782              3,770,589                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Materials -- (Continued)
#*   Allied Nevada Gold Corp.                                                 61,549   $             85,553                  0.0%
#*   AM Castle & Co.                                                          20,061                147,448                  0.0%
*    American Biltrite, Inc.                                                      17                  7,565                  0.0%
#    American Vanguard Corp.                                                  29,848                344,446                  0.0%
#    Ampco-Pittsburgh Corp.                                                    7,591                165,408                  0.0%
     Aptargroup, Inc.                                                         58,934              3,668,052                  0.0%
     Ashland, Inc.                                                            60,273              6,513,703                  0.1%
#    Avery Dennison Corp.                                                    107,483              5,035,579                  0.1%
     Axiall Corp.                                                             78,893              3,179,388                  0.0%
#    Balchem Corp.                                                            23,292              1,506,992                  0.0%
     Ball Corp.                                                              111,356              7,174,667                  0.1%
     Bemis Co., Inc.                                                         107,051              4,118,252                  0.0%
*    Berry Plastics Group, Inc.                                               69,688              1,813,282                  0.0%
*    Boise Cascade Co.                                                         8,680                313,001                  0.0%
     Cabot Corp.                                                              64,308              2,985,820                  0.0%
*    Calgon Carbon Corp.                                                      48,657              1,023,257                  0.0%
     Carpenter Technology Corp.                                               56,975              2,851,599                  0.0%
     Celanese Corp. Series A                                                 110,821              6,508,517                  0.1%
*    Century Aluminum Co.                                                    104,407              3,057,037                  0.0%
     CF Industries Holdings, Inc.                                             74,584             19,391,840                  0.2%
     Chase Corp.                                                               5,531                198,397                  0.0%
*    Chemtura Corp.                                                          106,726              2,485,649                  0.0%
*    Clearwater Paper Corp.                                                   23,624              1,520,204                  0.0%
#    Cliffs Natural Resources, Inc.                                          211,131              2,371,001                  0.0%
#*   Codexis, Inc.                                                             5,607                 14,354                  0.0%
#*   Coeur Mining, Inc.                                                       77,841                288,012                  0.0%
     Commercial Metals Co.                                                   140,340              2,426,479                  0.0%
     Compass Minerals International, Inc.                                     51,506              4,413,034                  0.0%
#*   Contango ORE, Inc.                                                          833                  6,456                  0.0%
*    Continental Materials Corp.                                                 268                  4,339                  0.0%
*    Core Molding Technologies, Inc.                                           5,580                 74,214                  0.0%
*    Crown Holdings, Inc.                                                     76,505              3,666,885                  0.0%
     Cytec Industries, Inc.                                                   89,066              4,153,148                  0.0%
#    Deltic Timber Corp.                                                       6,755                439,683                  0.0%
     Domtar Corp.                                                             73,158              3,004,599                  0.0%
     Dow Chemical Co. (The)                                                  523,014             25,836,892                  0.2%
     Eagle Materials, Inc.                                                    54,322              4,749,372                  0.1%
     Eastman Chemical Co.                                                    152,106             12,287,123                  0.1%
     Ecolab, Inc.                                                             89,854              9,994,460                  0.1%
     EI du Pont de Nemours & Co.                                             324,904             22,467,112                  0.2%
#*   Ferro Corp.                                                             196,259              2,574,918                  0.0%
#*   Flotek Industries, Inc.                                                  51,317              1,137,185                  0.0%
     FMC Corp.                                                                85,279              4,890,751                  0.1%
     Freeport-McMoRan, Inc.                                                  570,861             16,269,538                  0.2%
     Friedman Industries, Inc.                                                 5,521                 42,180                  0.0%
     FutureFuel Corp.                                                         42,155                561,505                  0.0%
#*   General Moly, Inc.                                                       63,899                 42,173                  0.0%
     Globe Specialty Metals, Inc.                                             52,261                983,029                  0.0%
*    Graphic Packaging Holding Co.                                           448,632              5,441,906                  0.1%
     Greif, Inc. Class A                                                      27,616              1,216,761                  0.0%
     Greif, Inc. Class B                                                      14,223                714,279                  0.0%
#    Hawkins, Inc.                                                             7,394                284,743                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Materials -- (Continued)
#    Haynes International, Inc.                                               15,183   $            705,858                  0.0%
#    HB Fuller Co.                                                            45,971              1,929,403                  0.0%
#*   Headwaters, Inc.                                                         84,158              1,068,807                  0.0%
#    Hecla Mining Co.                                                        247,286                539,083                  0.0%
#*   Horsehead Holding Corp.                                                  57,486                903,105                  0.0%
     Huntsman Corp.                                                          305,564              7,455,762                  0.1%
     Innophos Holdings, Inc.                                                  24,256              1,382,592                  0.0%
#    Innospec, Inc.                                                           22,052                890,239                  0.0%
     International Flavors & Fragrances, Inc.                                 39,240              3,890,646                  0.0%
     International Paper Co.                                                 218,811             11,076,213                  0.1%
#*   Intrepid Potash, Inc.                                                    65,369                879,213                  0.0%
#    Kaiser Aluminum Corp.                                                    16,078              1,118,225                  0.0%
*    KapStone Paper and Packaging Corp.                                      147,512              4,537,469                  0.0%
#    KMG Chemicals, Inc.                                                       9,500                168,150                  0.0%
#    Koppers Holdings, Inc.                                                   16,567                654,065                  0.0%
*    Kraton Performance Polymers, Inc.                                        32,238                576,738                  0.0%
#    Kronos Worldwide, Inc.                                                   56,104                754,038                  0.0%
*    Landec Corp.                                                             30,861                388,540                  0.0%
#*   Louisiana-Pacific Corp.                                                 151,050              2,205,330                  0.0%
*    LSB Industries, Inc.                                                     26,134                980,809                  0.0%
     LyondellBasell Industries NV Class A                                    195,033             17,870,874                  0.2%
#    Martin Marietta Materials, Inc.                                          56,358              6,589,377                  0.1%
     Materion Corp.                                                           29,127              1,149,060                  0.0%
#*   McEwen Mining, Inc.                                                     136,545                169,316                  0.0%
     MeadWestvaco Corp.                                                      130,601              5,768,646                  0.1%
*    Mercer International, Inc.                                               43,784                550,803                  0.0%
#    Minerals Technologies, Inc.                                              34,848              2,673,190                  0.0%
#*   Mines Management, Inc.                                                    4,267                  2,219                  0.0%
#*   Molycorp, Inc.                                                           10,678                 14,736                  0.0%
     Monsanto Co.                                                            157,271             18,092,456                  0.2%
     Mosaic Co. (The)                                                        148,568              6,583,048                  0.1%
#    Myers Industries, Inc.                                                   42,795                639,357                  0.0%
     Neenah Paper, Inc.                                                       15,917                971,096                  0.0%
#    NewMarket Corp.                                                          11,952              4,637,496                  0.1%
     Newmont Mining Corp.                                                    326,628              6,127,541                  0.1%
#    Noranda Aluminum Holding Corp.                                           47,884                211,168                  0.0%
*    Northern Technologies International Corp.                                 2,180                 40,810                  0.0%
     Nucor Corp.                                                             229,411             12,401,959                  0.1%
#    Olin Corp.                                                               96,399              2,336,712                  0.0%
#    Olympic Steel, Inc.                                                      10,794                217,175                  0.0%
#    OM Group, Inc.                                                           28,483                741,412                  0.0%
#*   OMNOVA Solutions, Inc.                                                   37,968                266,915                  0.0%
*    Owens-Illinois, Inc.                                                    230,455              5,938,825                  0.1%
     Packaging Corp. of America                                               72,239              5,206,987                  0.1%
*    Penford Corp.                                                             9,592                180,809                  0.0%
     PH Glatfelter Co.                                                        39,283                991,110                  0.0%
#    PolyOne Corp.                                                           102,685              3,800,372                  0.0%
     PPG Industries, Inc.                                                     51,743             10,539,532                  0.1%
     Praxair, Inc.                                                           135,907             17,122,923                  0.2%
#    Quaker Chemical Corp.                                                    10,595                869,638                  0.0%
     Reliance Steel & Aluminum Co.                                            75,111              5,068,490                  0.1%
#*   Rentech, Inc.                                                           153,569                244,175                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Materials -- (Continued)
*           Resolute Forest Products, Inc.                                     5,912   $            109,727                  0.0%
            Rock-Tenn Co. Class A                                            120,541              6,165,672                  0.1%
            Rockwood Holdings, Inc.                                           59,647              4,587,451                  0.0%
#           Royal Gold, Inc.                                                  55,315              3,161,252                  0.0%
            RPM International, Inc.                                          125,399              5,680,575                  0.1%
*           RTI International Metals, Inc.                                    27,121                638,700                  0.0%
#           Schnitzer Steel Industries, Inc. Class A                          41,002                965,597                  0.0%
            Schweitzer-Mauduit International, Inc.                            26,989              1,162,146                  0.0%
#           Scotts Miracle-Gro Co. (The) Class A                              74,031              4,385,596                  0.0%
            Sealed Air Corp.                                                 164,108              5,948,915                  0.1%
#*          Senomyx, Inc.                                                      8,376                 66,338                  0.0%
#           Sensient Technologies Corp.                                       53,121              3,143,701                  0.0%
            Sherwin-Williams Co. (The)                                        38,850              8,918,406                  0.1%
            Sigma-Aldrich Corp.                                               45,675              6,207,689                  0.1%
            Silgan Holdings, Inc.                                             59,628              2,931,312                  0.0%
#*          Solitario Exploration & Royalty Corp.                              1,700                  1,717                  0.0%
            Sonoco Products Co.                                               97,430              3,981,964                  0.0%
#           Southern Copper Corp.                                             73,734              2,122,065                  0.0%
            Steel Dynamics, Inc.                                             249,747              5,746,678                  0.1%
            Stepan Co.                                                        14,828                656,584                  0.0%
#*          Stillwater Mining Co.                                            107,140              1,406,748                  0.0%
*           SunCoke Energy, Inc.                                              82,400              1,969,360                  0.0%
            Synalloy Corp.                                                     4,755                 76,793                  0.0%
*           Taminco Corp.                                                      1,587                 41,087                  0.0%
            TimkenSteel Corp.                                                 40,213              1,631,844                  0.0%
#*          Trecora Resources                                                 13,745                180,747                  0.0%
            Tredegar Corp.                                                    13,871                263,826                  0.0%
            Tronox, Ltd. Class A                                              64,056              1,548,874                  0.0%
#           United States Lime & Minerals, Inc.                                3,372                236,411                  0.0%
#           United States Steel Corp.                                        248,639              9,955,506                  0.1%
#*          Universal Stainless & Alloy Products, Inc.                         5,675                145,904                  0.0%
#           US Silica Holdings, Inc.                                          46,246              2,076,445                  0.0%
#           Valhi, Inc.                                                       66,024                390,862                  0.0%
            Valspar Corp. (The)                                               63,347              5,204,589                  0.1%
#*          Verso Paper Corp.                                                 12,902                 37,416                  0.0%
            Vulcan Materials Co.                                              89,026              5,493,794                  0.1%
#           Walter Energy, Inc.                                               54,392                131,085                  0.0%
#           Wausau Paper Corp.                                                41,597                411,394                  0.0%
#           Westlake Chemical Corp.                                           70,852              4,998,609                  0.1%
            Worthington Industries, Inc.                                      75,774              2,928,665                  0.0%
*           WR Grace & Co.                                                    62,027              5,867,754                  0.1%
#           Zep, Inc.                                                         15,790                253,587                  0.0%
                                                                                       --------------------   ------------------
Total Materials                                                                                 532,177,083                  4.9%
                                                                                       --------------------   ------------------
Other -- (0.0%)
(Degree)*   Brooklyn Federal Bancorp, Inc. Escrow Shares                       2,293                     --                  0.0%
(Degree)*   Concord Camera Corp. Escrow Shares                                   405                     --                  0.0%
(Degree)*   Gerber Scientific, Inc. Escrow Shares                             15,579                     --                  0.0%
(Degree)*   Softbrands, Inc. Escrow Shares                                     3,200                     --                  0.0%
                                                                                       --------------------   ------------------
Total Other                                                                                              --                  0.0%
                                                                                       --------------------   ------------------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Real Estate Investment Trusts -- (0.0%)
*    CareTrust REIT, Inc.                                                     17,002   $            264,041                  0.0%
                                                                                       --------------------   ------------------
Telecommunication Services -- (2.4%)
#*   8x8, Inc.                                                                51,971                408,492                  0.0%
#*   Alaska Communications Systems Group, Inc.                                30,523                 41,206                  0.0%
*    Alteva                                                                    3,521                 24,999                  0.0%
     AT&T, Inc.                                                            3,470,117            120,898,876                  1.1%
#    Atlantic Tele-Network, Inc.                                              15,815              1,062,610                  0.0%
#*   Boingo Wireless, Inc.                                                     4,724                 33,115                  0.0%
     CenturyLink, Inc.                                                       249,462             10,347,684                  0.1%
#*   Cincinnati Bell, Inc.                                                   230,777                846,952                  0.0%
#    Cogent Communications Holdings, Inc.                                     40,041              1,358,992                  0.0%
#    Consolidated Communications Holdings, Inc.                               49,648              1,285,883                  0.0%
#    Frontier Communications Corp.                                         1,162,352              7,601,782                  0.1%
*    General Communication, Inc. Class A                                      47,248                554,219                  0.0%
#*   Globalstar, Inc.                                                         28,293                 67,054                  0.0%
*    HC2 Holdings, Inc.                                                        7,362                 39,019                  0.0%
     IDT Corp. Class B                                                        17,248                284,247                  0.0%
     Inteliquent, Inc.                                                        48,455                815,498                  0.0%
#*   Iridium Communications, Inc.                                             57,785                548,957                  0.0%
#*   Level 3 Communications, Inc.                                            146,555              6,874,895                  0.1%
#    Lumos Networks Corp.                                                     16,768                288,410                  0.0%
#    NTELOS Holdings Corp.                                                    26,667                268,803                  0.0%
#*   ORBCOMM, Inc.                                                            37,244                235,382                  0.0%
#*   Premiere Global Services, Inc.                                           55,133                577,243                  0.0%
*    SBA Communications Corp. Class A                                         82,607              9,279,244                  0.1%
     Shenandoah Telecommunications Co.                                        24,476                724,245                  0.0%
     Spok Holdings, Inc.                                                      21,634                351,336                  0.0%
#*   Sprint Corp.                                                            162,623                964,354                  0.0%
#*   Straight Path Communications, Inc. Class B                                8,024                173,318                  0.0%
*    T-Mobile US, Inc.                                                       100,498              2,933,537                  0.0%
     Telephone & Data Systems, Inc.                                          121,042              3,103,517                  0.1%
*    tw telecom, Inc.                                                        141,825              6,067,273                  0.1%
#*   United States Cellular Corp.                                             29,939              1,090,378                  0.0%
     Verizon Communications, Inc.                                          1,937,013             97,334,903                  0.9%
#*   Vonage Holdings Corp.                                                   252,470                878,596                  0.0%
     Windstream Holdings, Inc.                                               707,124              7,410,660                  0.1%
                                                                                       --------------------   ------------------
Total Telecommunication Services                                                                284,775,679                  2.7%
                                                                                       --------------------   ------------------
Utilities -- (2.6%)
     AES Corp.                                                               386,774              5,441,910                  0.1%
     AGL Resources, Inc.                                                      70,659              3,809,227                  0.0%
#    ALLETE, Inc.                                                             43,372              2,265,753                  0.0%
     Alliant Energy Corp.                                                     42,392              2,624,489                  0.0%
     Ameren Corp.                                                             81,832              3,464,767                  0.0%
     American Electric Power Co., Inc.                                       121,606              7,094,494                  0.1%
#    American States Water Co.                                                39,917              1,428,230                  0.0%
     American Water Works Co., Inc.                                           75,938              4,052,811                  0.0%
#    Aqua America, Inc.                                                      155,034              4,061,891                  0.0%
#    Artesian Resources Corp. Class A                                          4,218                 93,935                  0.0%
#    Atmos Energy Corp.                                                       90,892              4,817,276                  0.1%
#    Avista Corp.                                                             64,694              2,293,402                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Utilities -- (Continued)
#    Black Hills Corp.                                                        46,605   $          2,550,692                  0.0%
#*   Cadiz, Inc.                                                               2,464                 24,541                  0.0%
     California Water Service Group                                           46,017              1,197,822                  0.0%
#*   Calpine Corp.                                                           284,927              6,502,034                  0.1%
     CenterPoint Energy, Inc.                                                182,578              4,482,290                  0.1%
#    Chesapeake Utilities Corp.                                               13,538                655,645                  0.0%
#    Cleco Corp.                                                              66,034              3,549,988                  0.0%
     CMS Energy Corp.                                                         98,828              3,228,711                  0.0%
#    Connecticut Water Service, Inc.                                           8,395                312,042                  0.0%
#    Consolidated Edison, Inc.                                                92,964              5,890,199                  0.1%
#    Consolidated Water Co., Ltd.                                             12,219                146,506                  0.0%
#    Delta Natural Gas Co., Inc.                                               2,858                 59,218                  0.0%
     Dominion Resources, Inc.                                                179,784             12,818,599                  0.1%
     DTE Energy Co.                                                           68,196              5,602,983                  0.1%
     Duke Energy Corp.                                                       219,986             18,071,850                  0.2%
*    Dynegy, Inc.                                                             77,896              2,375,828                  0.0%
     Edison International                                                     99,099              6,201,615                  0.1%
#    El Paso Electric Co.                                                     42,525              1,609,146                  0.0%
     Empire District Electric Co. (The)                                       44,386              1,262,338                  0.0%
     Entergy Corp.                                                            76,345              6,414,507                  0.1%
#    Exelon Corp.                                                            249,236              9,119,545                  0.1%
     FirstEnergy Corp.                                                       163,718              6,113,230                  0.1%
     Gas Natural, Inc.                                                         3,269                 37,103                  0.0%
#*   Genie Energy, Ltd. Class B                                               16,745                121,401                  0.0%
#    Great Plains Energy, Inc.                                               128,245              3,453,638                  0.0%
#    Hawaiian Electric Industries, Inc.                                       91,935              2,588,890                  0.0%
#    IDACORP, Inc.                                                            52,012              3,288,719                  0.0%
     Integrys Energy Group, Inc.                                              68,043              4,945,365                  0.1%
     ITC Holdings Corp.                                                      136,625              5,411,716                  0.1%
#    Laclede Group, Inc. (The)                                                44,680              2,268,404                  0.0%
     MDU Resources Group, Inc.                                               141,874              3,998,009                  0.0%
#    MGE Energy, Inc.                                                         30,678              1,364,251                  0.0%
#    Middlesex Water Co.                                                      13,098                295,360                  0.0%
#    National Fuel Gas Co.                                                    53,663              3,715,089                  0.0%
#    New Jersey Resources Corp.                                               43,010              2,515,225                  0.0%
     NextEra Energy, Inc.                                                    134,627             13,492,318                  0.1%
     NiSource, Inc.                                                           97,044              4,081,671                  0.1%
#    Northeast Utilities                                                      86,437              4,265,666                  0.1%
#    Northwest Natural Gas Co.                                                27,495              1,290,340                  0.0%
#    NorthWestern Corp.                                                       39,961              2,111,539                  0.0%
     NRG Energy, Inc.                                                        165,040              4,947,899                  0.1%
     NRG Yield, Inc. Class A                                                   8,195                409,504                  0.0%
     OGE Energy Corp.                                                         83,715              3,121,732                  0.0%
#    ONE Gas, Inc.                                                            47,446              1,800,576                  0.0%
#    Ormat Technologies, Inc.                                                 33,366                965,946                  0.0%
#    Otter Tail Corp.                                                         36,620              1,135,220                  0.0%
     Pepco Holdings, Inc.                                                     86,562              2,366,605                  0.0%
     PG&E Corp.                                                              133,100              6,697,592                  0.1%
     Piedmont Natural Gas Co., Inc.                                           78,246              2,974,130                  0.0%
     Pinnacle West Capital Corp.                                              45,314              2,785,452                  0.0%
#    PNM Resources, Inc.                                                      80,566              2,324,329                  0.0%
#    Portland General Electric Co.                                            85,569              3,115,567                  0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Utilities -- (Continued)
           PPL Corp.                                                         160,502   $          5,615,965                  0.1%
           Public Service Enterprise Group, Inc.                             162,979              6,732,662                  0.1%
           Questar Corp.                                                     148,283              3,575,103                  0.0%
           RGC Resources, Inc.                                                 1,530                 30,967                  0.0%
#          SCANA Corp.                                                        49,111              2,695,703                  0.0%
           Sempra Energy                                                      71,977              7,917,470                  0.1%
#          SJW Corp.                                                          16,959                542,010                  0.0%
#          South Jersey Industries, Inc.                                      33,531              1,966,258                  0.0%
#          Southern Co. (The)                                                264,074             12,242,471                  0.1%
           Southwest Gas Corp.                                                48,430              2,813,299                  0.0%
#          TECO Energy, Inc.                                                 225,328              4,418,682                  0.1%
           UGI Corp.                                                         181,720              6,849,027                  0.1%
#          UIL Holdings Corp.                                                 58,769              2,417,757                  0.0%
#          Unitil Corp.                                                       13,109                456,718                  0.0%
#          Vectren Corp.                                                      72,321              3,250,829                  0.0%
#          Westar Energy, Inc.                                               124,165              4,694,679                  0.1%
#          WGL Holdings, Inc.                                                 53,253              2,502,891                  0.0%
#          Wisconsin Energy Corp.                                             72,121              3,581,529                  0.0%
           Xcel Energy, Inc.                                                 157,426              5,269,048                  0.1%
#          York Water Co.                                                     10,442                229,515                  0.0%
                                                                                       --------------------   ------------------
Total Utilities                                                                                 309,329,353                  2.9%
                                                                                       --------------------   ------------------
TOTAL COMMON STOCKS                                                                          10,746,415,696                 99.7%
                                                                                       --------------------   ------------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(Degree)*  Enron TOPRS Escrow Shares                                             666                     --                  0.0%
                                                                                        -------------------  -------------------
RIGHTS/WARRANTS -- (0.0%)
(Degree)*  Capital Bank Corp. Contingent Value Rights                            988                     --                  0.0%
(Degree)*  Community Health Systems, Inc. Rights 01/04/16                    216,226                  6,465                  0.0%
(Degree)#* Eagle Bulk Shipping, Inc. Warrants 10/15/21                         1,021                  2,602                  0.0%
(Degree)*  Leap Wireless International, Inc. Contingent
           Value Rights                                                       51,554                129,916                  0.0%
(Degree)*  LGL Group, Inc. (The) Warrants 08/06/18                             4,820                     96                  0.0%
(Degree)#* Magnum Hunter Resources Corp. Warrants 04/15/16                    12,563                     --                  0.0%
(Degree)*  PhotoMedex, Inc. Contingent Value Warrants 12/13/14                   389                     --                  0.0%
(Degree)#* Sears Holdings Corp. Rights 11/07/14                               74,551                  1,789                  0.0%
(Degree)*  Tejon Ranch Co. Warrants 08/31/16                                   2,148                  4,511                  0.0%
                                                                                       --------------------   ------------------
TOTAL RIGHTS/WARRANTS                                                                               145,379                  0.0%
                                                                                       --------------------   ------------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
           State Street Institutional Liquid Reserves, 0.077%             68,557,782             68,557,782                  0.6%
                                                                                       --------------------   ------------------
(S)@       DFA Short Term Investment Fund                                102,239,059          1,182,905,915                 11.0%
                                                                                       --------------------   ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $8,664,802,325)                                    $     11,998,024,772                111.3%
                                                                                       ====================   ==================

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------------------------------------------
                                                LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                                         ---------------------  --------------------   --------------------  ----------------------
Common Stocks
     Consumer Discretionary              $       1,597,450,809                    --                     --  $        1,597,450,809
     Consumer Staples                              818,852,109                    --                     --             818,852,109
     Energy                                      1,010,410,419                    --                     --           1,010,410,419
     Financials                                  1,592,998,317  $              6,915                     --           1,593,005,232
     Health Care                                 1,251,174,357                60,906                     --           1,251,235,263
     Industrials                                 1,437,127,437                   256                     --           1,437,127,693
     Information Technology                      1,911,788,015                    --                     --           1,911,788,015
     Materials                                     532,177,083                    --                     --             532,177,083
     Other                                                  --                    --                     --                      --
     Real Estate Investment Trusts                     264,041                    --                     --                 264,041
     Telecommunication Services                    284,775,679                    --                     --             284,775,679
     Utilities                                     309,329,353                    --                     --             309,329,353
Preferred Stocks
     Other                                                  --                    --                     --                      --
Rights/Warrants                                             --               145,379                     --                 145,379
Temporary Cash Investments                          68,557,782                    --                     --              68,557,782
Securities Lending Collateral                               --         1,182,905,915                     --           1,182,905,915
                                         ---------------------  --------------------   --------------------  ----------------------
TOTAL                                    $      10,814,905,401  $      1,183,119,371                     --  $       11,998,024,772
                                         =====================  ====================   ====================  ======================

                          U.S. CORE EQUITY 2 PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
COMMON STOCKS -- (88.6%)
Consumer Discretionary -- (12.7%)
*    1-800-Flowers.com, Inc. Class A                                          46,103   $            370,207                  0.0%
     Aaron's, Inc.                                                           140,247              3,472,516                  0.0%
#    Abercrombie & Fitch Co. Class A                                         123,708              4,141,744                  0.0%
     Advance Auto Parts, Inc.                                                 32,852              4,827,930                  0.0%
#*   Aeropostale, Inc.                                                       130,833                393,807                  0.0%
*    AG&E Holdings, Inc.                                                       4,482                  5,065                  0.0%
#    AH Belo Corp. Class A                                                    28,956                333,284                  0.0%
*    Amazon.com, Inc.                                                         64,980             19,848,791                  0.2%
*    Ambassadors Group, Inc.                                                  23,469                 83,315                  0.0%
#*   AMC Networks, Inc. Class A                                               39,188              2,376,752                  0.0%
     AMCON Distributing Co.                                                      668                 54,763                  0.0%
#*   America's Car-Mart, Inc.                                                 16,726                769,061                  0.0%
#*   American Axle & Manufacturing Holdings, Inc.                            114,544              2,214,136                  0.0%
#    American Eagle Outfitters, Inc.                                         310,359              3,994,320                  0.0%
#*   American Public Education, Inc.                                          31,061                962,580                  0.0%
*    ANN, Inc.                                                               176,949              6,793,072                  0.1%
*    Apollo Education Group, Inc. Class A                                    258,365              7,404,741                  0.1%
#    Arctic Cat, Inc.                                                         23,182                780,306                  0.0%
     Ark Restaurants Corp.                                                     4,916                108,349                  0.0%
#*   Asbury Automotive Group, Inc.                                            75,446              5,284,238                  0.1%
*    Ascena Retail Group, Inc.                                               270,277              3,364,949                  0.0%
#*   Ascent Capital Group, Inc. Class A                                       21,275              1,367,983                  0.0%
#    Autoliv, Inc.                                                            63,778              5,850,994                  0.1%
#*   AutoNation, Inc.                                                        128,521              7,359,112                  0.1%
*    AutoZone, Inc.                                                           10,328              5,716,755                  0.1%
*    Ballantyne Strong, Inc.                                                  17,770                 79,787                  0.0%
*    Bally Technologies, Inc.                                                 37,045              2,978,418                  0.0%
#*   Barnes & Noble, Inc.                                                    161,419              3,522,163                  0.0%
     Bassett Furniture Industries, Inc.                                       14,448                251,106                  0.0%
     Beasley Broadcasting Group, Inc. Class A                                  8,562                 40,241                  0.0%
#*   Beazer Homes USA, Inc.                                                   22,402                401,668                  0.0%
#    bebe stores, Inc.                                                       130,718                299,344                  0.0%
#*   Bed Bath & Beyond, Inc.                                                 268,974             18,112,709                  0.2%
*    Belmond, Ltd. Class A                                                   157,124              1,800,641                  0.0%
     Best Buy Co., Inc.                                                      414,606             14,154,649                  0.1%
     Big 5 Sporting Goods Corp.                                               38,869                478,477                  0.0%
     Big Lots, Inc.                                                          150,563              6,873,201                  0.1%
*    Biglari Holdings, Inc.                                                    3,600              1,256,976                  0.0%
#*   BJ's Restaurants, Inc.                                                   65,509              2,883,706                  0.0%
#*   Bloomin' Brands, Inc.                                                    53,550              1,012,631                  0.0%
#*   Blue Nile, Inc.                                                           6,304                223,792                  0.0%
#    Blyth, Inc.                                                              24,520                205,723                  0.0%
     Bob Evans Farms, Inc.                                                    55,648              2,718,405                  0.0%
#    Bon-Ton Stores, Inc. (The)                                               26,063                229,615                  0.0%
*    Books-A-Million, Inc.                                                    20,408                 29,592                  0.0%
     BorgWarner, Inc.                                                        209,722             11,958,348                  0.1%
     Bowl America, Inc. Class A                                                3,937                 57,087                  0.0%
#*   Boyd Gaming Corp.                                                       103,900              1,200,045                  0.0%
*    Bravo Brio Restaurant Group, Inc.                                        38,941                540,112                  0.0%
#*   Bridgepoint Education, Inc.                                              71,667                905,871                  0.0%
#*   Bright Horizons Family Solutions, Inc.                                   12,175                542,518                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
     Brinker International, Inc.                                              80,912   $          4,340,120                  0.0%
     Brown Shoe Co., Inc.                                                     85,444              2,271,956                  0.0%
#    Brunswick Corp.                                                         105,693              4,946,432                  0.0%
#    Buckle, Inc. (The)                                                       38,775              1,912,771                  0.0%
#*   Buffalo Wild Wings, Inc.                                                 40,317              6,018,522                  0.1%
#*   Build-A-Bear Workshop, Inc.                                              27,715                469,769                  0.0%
#    Burger King Worldwide, Inc.                                              23,147                756,444                  0.0%
#*   Cabela's, Inc.                                                          100,507              4,826,346                  0.0%
#    Cablevision Systems Corp. Class A                                       136,488              2,541,407                  0.0%
#*   Caesars Entertainment Corp.                                              47,126                574,466                  0.0%
#    Callaway Golf Co.                                                       138,311              1,084,358                  0.0%
*    Cambium Learning Group, Inc.                                             82,206                125,775                  0.0%
*    Canterbury Park Holding Corp.                                             5,270                 50,329                  0.0%
#    Capella Education Co.                                                    27,466              1,942,945                  0.0%
#*   Career Education Corp.                                                  118,197                685,543                  0.0%
#*   CarMax, Inc.                                                            189,735             10,608,084                  0.1%
*    Carmike Cinemas, Inc.                                                    44,598              1,429,366                  0.0%
     Carnival Corp.                                                          153,190              6,150,578                  0.1%
#    Carriage Services, Inc.                                                  26,463                528,201                  0.0%
#*   Carrols Restaurant Group, Inc.                                           44,457                342,763                  0.0%
     Carter's, Inc.                                                           77,010              6,016,791                  0.1%
#    Cato Corp. (The) Class A                                                 57,451              2,049,277                  0.0%
*    Cavco Industries, Inc.                                                   14,061              1,024,625                  0.0%
     CBS Corp. Class A                                                        16,227                880,964                  0.0%
     CBS Corp. Class B                                                       287,701             15,599,148                  0.1%
#*   Central European Media Enterprises, Ltd. Class A                         18,678                 45,388                  0.0%
#*   Charles & Colvard, Ltd.                                                  29,159                 84,853                  0.0%
*    Charter Communications, Inc. Class A                                     48,366              7,660,691                  0.1%
#    Cheesecake Factory, Inc. (The)                                          187,868              8,630,656                  0.1%
     Cherokee, Inc.                                                            8,005                139,927                  0.0%
     Chico's FAS, Inc.                                                       259,294              3,910,154                  0.0%
#    Children's Place, Inc. (The)                                             38,069              1,874,898                  0.0%
*    Chipotle Mexican Grill, Inc.                                             12,522              7,989,036                  0.1%
#    Choice Hotels International, Inc.                                        47,248              2,527,768                  0.0%
*    Christopher & Banks Corp.                                                63,261                413,094                  0.0%
     Churchill Downs, Inc.                                                    29,902              3,049,406                  0.0%
#*   Chuy's Holdings, Inc.                                                     3,487                104,296                  0.0%
#*   Cinedigm Corp.                                                           83,923                130,081                  0.0%
     Cinemark Holdings, Inc.                                                 190,072              6,713,343                  0.1%
*    Citi Trends, Inc.                                                        28,446                644,302                  0.0%
     Clear Channel Outdoor Holdings, Inc. Class A                             55,873                405,638                  0.0%
     Coach, Inc.                                                              34,738              1,194,292                  0.0%
*    Coast Distribution System, Inc. (The)                                     1,760                  5,447                  0.0%
     Collectors Universe, Inc.                                                 8,599                211,535                  0.0%
#    Columbia Sportswear Co.                                                 101,858              3,925,607                  0.0%
     Comcast Corp. Class A                                                 1,577,147             87,295,086                  0.7%
#    Comcast Corp. Special Class A                                           337,406             18,604,567                  0.2%
#*   Conn's, Inc.                                                             56,833              1,768,075                  0.0%
     Cooper Tire & Rubber Co.                                                115,555              3,722,027                  0.0%
*    Cooper-Standard Holding, Inc.                                               292                 15,937                  0.0%
     Core-Mark Holding Co., Inc.                                              41,764              2,423,565                  0.0%
#    Cracker Barrel Old Country Store, Inc.                                   60,179              6,941,648                  0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
*    Crocs, Inc.                                                             168,395   $          1,966,854                  0.0%
#*   Crown Media Holdings, Inc. Class A                                       51,149                178,510                  0.0%
#    CSS Industries, Inc.                                                      8,600                245,616                  0.0%
     CST Brands, Inc.                                                        198,049              7,575,374                  0.1%
     Culp, Inc.                                                               18,403                349,105                  0.0%
#*   Cumulus Media, Inc. Class A                                             140,245                541,346                  0.0%
#    Dana Holding Corp.                                                      334,727              6,848,514                  0.1%
#    Darden Restaurants, Inc.                                                144,641              7,489,511                  0.1%
#*   Deckers Outdoor Corp.                                                    59,288              5,185,328                  0.1%
*    Del Frisco's Restaurant Group, Inc.                                      27,506                638,689                  0.0%
     Delphi Automotive P.L.C.                                                 31,354              2,162,799                  0.0%
#*   Delta Apparel, Inc.                                                      15,491                162,656                  0.0%
     Destination Maternity Corp.                                              23,762                355,955                  0.0%
#*   Destination XL Group, Inc.                                               82,498                432,290                  0.0%
     DeVry Education Group, Inc.                                             109,405              5,296,296                  0.1%
*    DGSE Cos., Inc.                                                           8,710                 10,017                  0.0%
     Dick's Sporting Goods, Inc.                                              34,536              1,566,898                  0.0%
#    Dillard's, Inc. Class A                                                  87,899              9,296,198                  0.1%
     DineEquity, Inc.                                                         44,270              3,938,259                  0.0%
*    DIRECTV                                                                 110,916              9,626,400                  0.1%
*    Discovery Communications, Inc.                                          104,165              3,644,733                  0.0%
#*   Discovery Communications, Inc. Class A                                   38,327              1,354,859                  0.0%
*    Discovery Communications, Inc. Class B                                    1,502                 56,685                  0.0%
*    DISH Network Corp. Class A                                               42,243              2,688,767                  0.0%
#*   Dixie Group, Inc. (The)                                                  15,615                123,046                  0.0%
*    Dollar General Corp.                                                    307,976             19,300,856                  0.2%
*    Dollar Tree, Inc.                                                        91,616              5,549,181                  0.1%
#    Domino's Pizza, Inc.                                                     57,309              5,088,466                  0.1%
#*   Dorman Products, Inc.                                                    68,724              3,186,045                  0.0%
*    Dover Downs Gaming & Entertainment, Inc.                                 18,137                 13,603                  0.0%
     Dover Motorsports, Inc.                                                   9,156                 21,837                  0.0%
     DR Horton, Inc.                                                         289,605              6,600,098                  0.1%
#*   DreamWorks Animation SKG, Inc. Class A                                  131,995              2,940,849                  0.0%
     Drew Industries, Inc.                                                    61,252              2,943,771                  0.0%
     DSW, Inc. Class A                                                        98,879              2,931,762                  0.0%
#    Dunkin' Brands Group, Inc.                                              127,878              5,815,891                  0.1%
#*   Education Management Corp.                                               69,433                 41,320                  0.0%
     Educational Development Corp.                                             3,809                 16,645                  0.0%
     Einstein Noah Restaurant Group, Inc.                                     40,616                822,474                  0.0%
*    Eldorado Resorts, Inc.                                                   20,339                 83,797                  0.0%
#    Emerson Radio Corp.                                                      26,350                 30,039                  0.0%
*    Emmis Communications Corp. Class A                                        5,500                 11,990                  0.0%
#*   Empire Resorts, Inc.                                                      5,120                 38,349                  0.0%
#*   Entercom Communications Corp. Class A                                    43,742                449,668                  0.0%
#    Entravision Communications Corp. Class A                                 74,777                385,849                  0.0%
#    Escalade, Inc.                                                           12,111                138,550                  0.0%
#    Ethan Allen Interiors, Inc.                                              53,095              1,502,589                  0.0%
#*   EW Scripps Co. (The) Class A                                             76,553              1,469,818                  0.0%
     Expedia, Inc.                                                            65,285              5,547,266                  0.1%
*    Express, Inc.                                                            87,347              1,307,585                  0.0%
     Family Dollar Stores, Inc.                                               38,461              3,011,112                  0.0%
#*   Famous Dave's Of America, Inc.                                           10,924                284,789                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
#*          Federal-Mogul Holdings Corp.                                     132,126   $          2,062,487                  0.0%
#*          Fiesta Restaurant Group, Inc.                                     38,000              2,095,700                  0.0%
            Finish Line, Inc. (The) Class A                                  106,176              2,810,479                  0.0%
#*          Five Below, Inc.                                                  52,555              2,095,368                  0.0%
*           Flanigan's Enterprises, Inc.                                       1,000                 20,000                  0.0%
            Flexsteel Industries, Inc.                                         7,812                268,030                  0.0%
            Foot Locker, Inc.                                                255,692             14,321,309                  0.1%
            Ford Motor Co.                                                 2,440,086             34,380,812                  0.3%
*           Fossil Group, Inc.                                                59,601              6,059,038                  0.1%
#           Fred's, Inc. Class A                                              58,107                912,280                  0.0%
            Frisch's Restaurants, Inc.                                         7,545                193,756                  0.0%
#*          FTD Cos., Inc.                                                    34,025              1,197,000                  0.0%
#*          Fuel Systems Solutions, Inc.                                      33,207                306,501                  0.0%
*           Full House Resorts, Inc.                                          19,925                 25,703                  0.0%
#*          G-III Apparel Group, Ltd.                                         55,797              4,427,492                  0.0%
*           Gaiam, Inc. Class A                                               18,959                143,520                  0.0%
#           GameStop Corp. Class A                                           257,098             10,993,510                  0.1%
*           Gaming Partners International Corp.                                8,266                 69,352                  0.0%
            Gannett Co., Inc.                                                362,135             11,407,252                  0.1%
#           Gap, Inc. (The)                                                  167,853              6,359,950                  0.1%
#           Garmin, Ltd.                                                     135,206              7,501,229                  0.1%
#*          Geeknet, Inc.                                                      7,665                 74,274                  0.0%
            General Motors Co.                                               829,997             26,061,906                  0.2%
#*          Genesco, Inc.                                                     46,125              3,537,326                  0.0%
#           Gentex Corp.                                                     199,589              6,534,544                  0.1%
*           Gentherm, Inc.                                                    73,162              3,050,855                  0.0%
            Genuine Parts Co.                                                 71,003              6,892,971                  0.1%
            GNC Holdings, Inc. Class A                                        29,837              1,240,324                  0.0%
            Goodyear Tire & Rubber Co. (The)                                 210,384              5,097,604                  0.1%
#*          Gordmans Stores, Inc.                                             12,089                 38,080                  0.0%
            Graham Holdings Co. Class B                                       11,115              8,709,714                  0.1%
*           Grand Canyon Education, Inc.                                      83,032              3,977,233                  0.0%
#*          Gray Television, Inc.                                             90,481                836,044                  0.0%
*           Gray Television, Inc. Class A                                      3,160                 23,384                  0.0%
#           Group 1 Automotive, Inc.                                          65,733              5,615,570                  0.1%
#*          Groupon, Inc.                                                     88,340                645,765                  0.0%
            Guess?, Inc.                                                     135,741              3,009,378                  0.0%
            H&R Block, Inc.                                                  123,489              3,989,930                  0.0%
#*          Hampshire Group, Ltd.                                              1,000                  2,430                  0.0%
            Hanesbrands, Inc.                                                 47,175              4,982,152                  0.0%
            Harley-Davidson, Inc.                                             95,911              6,301,353                  0.1%
            Harman International Industries, Inc.                             37,594              4,035,340                  0.0%
            Harte-Hanks, Inc.                                                101,453                660,459                  0.0%
#           Hasbro, Inc.                                                      34,967              2,011,652                  0.0%
            Haverty Furniture Cos., Inc.                                      34,291                754,745                  0.0%
            Haverty Furniture Cos., Inc. Class A                               2,523                 55,456                  0.0%
*           Helen of Troy, Ltd.                                               53,869              3,331,798                  0.0%
*           Here Media, Inc.                                                     300                     --                  0.0%
(Degree)*   Here Media, Inc. Special Shares                                      300                     --                  0.0%
#*          hhgregg, Inc.                                                     53,331                276,255                  0.0%
#*          Hibbett Sports, Inc.                                              28,075              1,274,324                  0.0%
*           Hollywood Media Corp.                                             12,071                 13,399                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
     Home Depot, Inc. (The)                                                  286,801   $         27,968,834                  0.2%
#    Hooker Furniture Corp.                                                   16,557                253,157                  0.0%
#*   Hovnanian Enterprises, Inc. Class A                                     102,044                383,685                  0.0%
#    HSN, Inc.                                                                66,345              4,383,414                  0.0%
*    Hyatt Hotels Corp. Class A                                               31,138              1,843,992                  0.0%
#*   Iconix Brand Group, Inc.                                                111,831              4,474,358                  0.0%
     International Game Technology                                           222,506              3,646,873                  0.0%
#    International Speedway Corp. Class A                                     53,218              1,667,320                  0.0%
     Interpublic Group of Cos., Inc. (The)                                   455,767              8,837,322                  0.1%
     Interval Leisure Group, Inc.                                             92,846              1,953,480                  0.0%
#*   iRobot Corp.                                                             51,251              1,830,686                  0.0%
#*   Isle of Capri Casinos, Inc.                                              57,056                423,926                  0.0%
#*   ITT Educational Services, Inc.                                           15,300                154,683                  0.0%
     Jack in the Box, Inc.                                                   107,924              7,666,921                  0.1%
#*   JAKKS Pacific, Inc.                                                      27,534                175,667                  0.0%
#*   Jamba, Inc.                                                              18,576                247,990                  0.0%
*    Jarden Corp.                                                            140,963              9,175,282                  0.1%
#*   JC Penney Co., Inc.                                                     365,889              2,784,415                  0.0%
     John Wiley & Sons, Inc. Class A                                          83,396              4,869,492                  0.0%
     John Wiley & Sons, Inc. Class B                                           7,502                437,592                  0.0%
     Johnson Controls, Inc.                                                  446,476             21,095,991                  0.2%
#    Johnson Outdoors, Inc. Class A                                           19,561                587,808                  0.0%
*    Journal Communications, Inc. Class A                                     71,971                706,036                  0.0%
*    K12, Inc.                                                                67,095                831,978                  0.0%
#*   Kate Spade & Co.                                                         76,431              2,073,573                  0.0%
#    KB Home                                                                 120,600              1,898,244                  0.0%
#*   Kirkland's, Inc.                                                         32,803                583,893                  0.0%
#    Kohl's Corp.                                                            290,745             15,764,194                  0.1%
#*   Kona Grill, Inc.                                                         11,997                270,292                  0.0%
     Koss Corp.                                                                4,495                  6,383                  0.0%
#*   Krispy Kreme Doughnuts, Inc.                                            103,485              1,957,936                  0.0%
     L Brands, Inc.                                                           88,844              6,407,429                  0.1%
     La-Z-Boy, Inc.                                                           93,027              2,126,597                  0.0%
#*   Lakeland Industries, Inc.                                                 7,818                110,234                  0.0%
#    Lamar Advertising Co. Class A                                            74,317              3,838,473                  0.0%
#*   Lands' End, Inc.                                                         37,689              1,789,097                  0.0%
     Las Vegas Sands Corp.                                                    86,731              5,399,872                  0.1%
*    Lazare Kaplan International, Inc.                                         3,667                  5,941                  0.0%
*    LeapFrog Enterprises, Inc.                                              109,184                580,859                  0.0%
     Lear Corp.                                                               75,797              7,011,222                  0.1%
*    Learning Tree International, Inc.                                        16,482                 40,875                  0.0%
#*   Lee Enterprises, Inc.                                                    46,810                174,601                  0.0%
#    Leggett & Platt, Inc.                                                   183,088              7,210,005                  0.1%
#    Lennar Corp. Class A                                                    118,697              5,113,467                  0.1%
     Lennar Corp. Class B                                                     29,753              1,044,628                  0.0%
#*   Libbey, Inc.                                                             97,178              2,793,867                  0.0%
#*   Liberty Global P.L.C. Class A                                            89,117              4,052,150                  0.0%
*    Liberty Global P.L.C. Class B                                               808                 37,265                  0.0%
*    Liberty Global P.L.C. Class C                                           401,263             17,844,166                  0.1%
*    Liberty Interactive Corp. Class A                                       471,654             12,329,036                  0.1%
*    Liberty Interactive Corp. Class B                                        11,086                293,613                  0.0%
*    Liberty Media Corp.                                                     195,276              9,359,579                  0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
*    Liberty Media Corp. Class A                                              95,152   $          4,569,199                  0.0%
*    Liberty Media Corp. Class B                                               5,224                244,640                  0.0%
*    Liberty TripAdvisor Holdings, Inc. Class A                              120,298              3,799,011                  0.0%
*    Liberty TripAdvisor Holdings, Inc. Class B                                1,138                 39,238                  0.0%
*    Liberty Ventures Series A                                               198,295              6,960,154                  0.1%
*    Liberty Ventures Series B                                                 2,714                 94,138                  0.0%
#*   Life Time Fitness, Inc.                                                  85,452              4,765,658                  0.0%
#    Lifetime Brands, Inc.                                                    16,818                287,756                  0.0%
*    LIN Media LLC Class A                                                    17,359                415,401                  0.0%
#    Lincoln Educational Services Corp.                                       32,420                 85,913                  0.0%
#    Lions Gate Entertainment Corp.                                           72,862              2,413,918                  0.0%
#    Lithia Motors, Inc. Class A                                              55,233              4,287,185                  0.0%
*    Live Nation Entertainment, Inc.                                         340,489              8,852,714                  0.1%
*    LKQ Corp.                                                               376,352             10,752,377                  0.1%
*    Loral Space & Communications, Inc.                                       30,095              2,302,267                  0.0%
     Lowe's Cos., Inc.                                                       331,612             18,968,206                  0.2%
*    Luby's, Inc.                                                             35,781                178,547                  0.0%
#*   Lululemon Athletica, Inc.                                                22,117                921,173                  0.0%
#*   Lumber Liquidators Holdings, Inc.                                        34,916              1,877,433                  0.0%
#*   M/I Homes, Inc.                                                          43,638                939,963                  0.0%
     Macy's, Inc.                                                            237,533             13,734,158                  0.1%
#*   Madison Square Garden Co. (The) Class A                                 109,895              8,325,645                  0.1%
     Marcus Corp. (The)                                                       30,027                514,363                  0.0%
#    Marine Products Corp.                                                    47,094                397,473                  0.0%
#*   MarineMax, Inc.                                                          44,869                860,139                  0.0%
#    Marriott International, Inc. Class A                                     81,920              6,205,440                  0.1%
     Marriott Vacations Worldwide Corp.                                       33,916              2,355,127                  0.0%
#*   Martha Stewart Living Omnimedia, Inc. Class A                            60,321                261,190                  0.0%
     Mattel, Inc.                                                            165,431              5,139,941                  0.1%
#*   Mattress Firm Holding Corp.                                              10,007                632,342                  0.0%
*    McClatchy Co. (The) Class A                                             119,920                426,915                  0.0%
     McDonald's Corp.                                                        271,787             25,474,596                  0.2%
#    MDC Holdings, Inc.                                                      134,318              3,280,046                  0.0%
#*   Media General, Inc. Class A                                              37,031                553,243                  0.0%
#    Men's Wearhouse, Inc. (The)                                              86,665              4,075,855                  0.0%
#    Meredith Corp.                                                           65,276              3,403,491                  0.0%
#*   Meritage Homes Corp.                                                     87,675              3,225,563                  0.0%
*    MGM Resorts International                                               568,164             13,209,813                  0.1%
*    Michael Kors Holdings, Ltd.                                              49,127              3,860,891                  0.0%
*    Modine Manufacturing Co.                                                106,820              1,370,501                  0.0%
*    Mohawk Industries, Inc.                                                  52,396              7,442,328                  0.1%
*    Monarch Casino & Resort, Inc.                                            27,593                448,938                  0.0%
#    Monro Muffler Brake, Inc.                                                54,362              2,905,105                  0.0%
     Morningstar, Inc.                                                        20,081              1,370,528                  0.0%
#*   Motorcar Parts of America, Inc.                                          29,877                867,628                  0.0%
     Movado Group, Inc.                                                       33,112              1,168,854                  0.0%
*    Multimedia Games Holding Co., Inc.                                       25,419                887,123                  0.0%
*    Murphy USA, Inc.                                                         92,688              5,311,022                  0.1%
     NACCO Industries, Inc. Class A                                           10,705                626,992                  0.0%
#*   Nathan's Famous, Inc.                                                     7,706                553,907                  0.0%
#    National CineMedia, Inc.                                                 84,152              1,338,017                  0.0%
*    Nautilus, Inc.                                                           71,707                959,440                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
*    Netflix, Inc.                                                             7,841   $          3,079,710                  0.0%
#*   Nevada Gold & Casinos, Inc.                                               1,100                  1,309                  0.0%
*    New York & Co., Inc.                                                    111,142                363,434                  0.0%
#    New York Times Co. (The) Class A                                        270,640              3,475,018                  0.0%
     Newell Rubbermaid, Inc.                                                 100,525              3,350,498                  0.0%
*    News Corp. Class A                                                      344,974              5,340,198                  0.1%
#*   News Corp. Class B                                                      129,824              1,953,851                  0.0%
#    Nexstar Broadcasting Group, Inc. Class A                                 45,490              2,052,509                  0.0%
     NIKE, Inc. Class B                                                       92,716              8,619,807                  0.1%
*    Nobility Homes, Inc.                                                      2,557                 28,063                  0.0%
     Nordstrom, Inc.                                                          89,112              6,470,422                  0.1%
*    Norwegian Cruise Line Holdings, Ltd.                                     71,919              2,804,841                  0.0%
     Nutrisystem, Inc.                                                        44,458                748,673                  0.0%
*    NVR, Inc.                                                                 6,499              7,978,042                  0.1%
*    O'Reilly Automotive, Inc.                                                73,392             12,908,185                  0.1%
#*   Office Depot, Inc.                                                    1,179,442              6,156,687                  0.1%
     Omnicom Group, Inc.                                                      99,486              7,149,064                  0.1%
*    Orbitz Worldwide, Inc.                                                  186,195              1,539,833                  0.0%
#*   Outerwall, Inc.                                                          48,358              3,059,611                  0.0%
#*   Overstock.com, Inc.                                                      21,548                498,190                  0.0%
#    Oxford Industries, Inc.                                                  35,941              2,201,386                  0.0%
#*   P&F Industries, Inc. Class A                                              2,869                 22,923                  0.0%
#*   Pacific Sunwear of California, Inc.                                      84,041                127,742                  0.0%
#*   Panera Bread Co. Class A                                                 23,395              3,781,568                  0.0%
#    Papa John's International, Inc.                                          71,676              3,351,570                  0.0%
#*   Penn National Gaming, Inc.                                              168,437              2,204,840                  0.0%
     Penske Automotive Group, Inc.                                           160,504              7,261,201                  0.1%
*    Pep Boys-Manny, Moe & Jack (The)                                         87,677                835,562                  0.0%
*    Perfumania Holdings, Inc.                                                 6,982                 42,939                  0.0%
#*   Perry Ellis International, Inc.                                          25,247                516,301                  0.0%
#    PetMed Express, Inc.                                                     32,127                424,398                  0.0%
#    PetSmart, Inc.                                                           41,673              3,015,042                  0.0%
#    Pier 1 Imports, Inc.                                                    139,418              1,798,492                  0.0%
#*   Pinnacle Entertainment, Inc.                                             76,630              1,964,027                  0.0%
#    Polaris Industries, Inc.                                                 30,288              4,569,248                  0.0%
     Pool Corp.                                                               66,672              3,980,318                  0.0%
#*   Popeyes Louisiana Kitchen, Inc.                                          35,169              1,630,083                  0.0%
*    Premier Exhibitions, Inc.                                                 6,900                  5,451                  0.0%
*    Priceline Group, Inc. (The)                                               7,627              9,199,764                  0.1%
     PulteGroup, Inc.                                                        433,338              8,315,756                  0.1%
     PVH Corp.                                                                55,641              6,362,548                  0.1%
*    QEP Co., Inc.                                                               670                 11,755                  0.0%
#*   Quiksilver, Inc.                                                        280,118                490,207                  0.0%
#*   Radio One, Inc. Class D                                                  33,982                 84,615                  0.0%
#*   RadioShack Corp.                                                        143,336                131,869                  0.0%
     Ralph Lauren Corp.                                                       52,679              8,683,606                  0.1%
*    RCI Hospitality Holdings, Inc.                                           13,809                164,327                  0.0%
#*   Reading International, Inc. Class A                                      14,293                142,501                  0.0%
*    Reading International, Inc. Class B                                         300                  3,300                  0.0%
*    Red Lion Hotels Corp.                                                    26,248                148,826                  0.0%
#*   Red Robin Gourmet Burgers, Inc.                                          31,688              1,741,889                  0.0%
#    Regal Entertainment Group Class A                                       110,822              2,454,707                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
#    Regis Corp.                                                              93,341   $          1,584,930                  0.0%
#    Rent-A-Center, Inc.                                                     100,988              3,127,598                  0.0%
#*   Rentrak Corp.                                                            11,567                889,155                  0.0%
#*   Restoration Hardware Holdings, Inc.                                      13,063              1,049,220                  0.0%
     Rocky Brands, Inc.                                                        8,403                110,415                  0.0%
     Ross Stores, Inc.                                                        93,490              7,546,513                  0.1%
     Royal Caribbean Cruises, Ltd.                                           237,748             16,159,732                  0.1%
#*   Ruby Tuesday, Inc.                                                      104,938                805,924                  0.0%
     Ruth's Hospitality Group, Inc.                                           98,592              1,199,865                  0.0%
#    Ryland Group, Inc. (The)                                                 69,112              2,474,901                  0.0%
#    Saga Communications, Inc. Class A                                         5,094                204,269                  0.0%
#    Salem Communications Corp. Class A                                       21,782                167,939                  0.0%
*    Sally Beauty Holdings, Inc.                                             101,280              2,968,517                  0.0%
#    Scholastic Corp.                                                         39,002              1,357,660                  0.0%
#*   Scientific Games Corp. Class A                                          143,686              1,691,184                  0.0%
#    Scripps Networks Interactive, Inc. Class A                               44,366              3,426,830                  0.0%
#*   Sears Holdings Corp.                                                    125,301              4,375,511                  0.0%
#    SeaWorld Entertainment, Inc.                                             55,053              1,059,220                  0.0%
#*   Select Comfort Corp.                                                    122,622              3,150,159                  0.0%
     Service Corp. International                                             386,617              8,455,314                  0.1%
#*   Shiloh Industries, Inc.                                                  29,724                506,497                  0.0%
     Shoe Carnival, Inc.                                                      34,798                640,283                  0.0%
#*   Shutterfly, Inc.                                                         66,497              2,781,570                  0.0%
     Signet Jewelers, Ltd.                                                   117,646             14,118,696                  0.1%
#    Sinclair Broadcast Group, Inc. Class A                                  104,464              3,034,679                  0.0%
     Six Flags Entertainment Corp.                                           147,364              5,938,769                  0.1%
#*   Sizmek, Inc.                                                             46,642                267,259                  0.0%
*    Skechers U.S.A., Inc. Class A                                            68,332              3,741,177                  0.0%
#*   Skullcandy, Inc.                                                          7,542                 62,900                  0.0%
#*   Skyline Corp.                                                            10,884                 39,835                  0.0%
#*   Smith & Wesson Holding Corp.                                             28,380                288,341                  0.0%
#    Sonic Automotive, Inc. Class A                                           88,855              2,211,601                  0.0%
#*   Sonic Corp.                                                             106,493              2,684,689                  0.0%
#    Sotheby's                                                               103,328              4,097,988                  0.0%
*    Spanish Broadcasting System, Inc. Class A                                 2,346                  9,454                  0.0%
     Spartan Motors, Inc.                                                     47,982                273,018                  0.0%
#    Speedway Motorsports, Inc.                                               61,111              1,195,942                  0.0%
     Stage Stores, Inc.                                                       76,205              1,285,578                  0.0%
#    Standard Motor Products, Inc.                                            47,202              1,865,423                  0.0%
#*   Standard Pacific Corp.                                                  408,788              3,025,031                  0.0%
*    Stanley Furniture Co., Inc.                                              15,342                 44,492                  0.0%
#    Staples, Inc.                                                           628,076              7,964,004                  0.1%
     Starbucks Corp.                                                         131,291              9,920,348                  0.1%
     Starwood Hotels & Resorts Worldwide, Inc.                                55,376              4,245,124                  0.0%
#*   Starz                                                                   152,168              4,701,991                  0.0%
*    Starz Class B                                                             5,224                161,187                  0.0%
     Stein Mart, Inc.                                                         76,891              1,028,802                  0.0%
*    Steiner Leisure, Ltd.                                                    23,590                995,026                  0.0%
*    Steven Madden, Ltd.                                                     159,348              4,995,560                  0.1%
*    Stoneridge, Inc.                                                         48,856                634,639                  0.0%
     Strattec Security Corp.                                                   4,792                497,026                  0.0%
*    Strayer Education, Inc.                                                  16,865              1,234,349                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
#    Sturm Ruger & Co., Inc.                                                  24,927   $          1,038,957                  0.0%
#    Superior Industries International, Inc.                                  42,144                822,229                  0.0%
#    Superior Uniform Group, Inc.                                             12,533                300,792                  0.0%
     Sypris Solutions, Inc.                                                   26,299                 89,680                  0.0%
#*   Systemax, Inc.                                                           51,897                794,024                  0.0%
     Tandy Leather Factory, Inc.                                               7,929                 73,264                  0.0%
     Target Corp.                                                            374,012             23,121,422                  0.2%
*    Taylor Morrison Home Corp. Class A                                        6,407                110,457                  0.0%
*    Tempur Sealy International, Inc.                                         51,265              2,698,590                  0.0%
*    Tenneco, Inc.                                                            46,468              2,433,064                  0.0%
#*   Tesla Motors, Inc.                                                       18,724              4,525,591                  0.0%
#    Texas Roadhouse, Inc.                                                   185,414              5,352,902                  0.1%
#    Thor Industries, Inc.                                                   126,661              6,699,100                  0.1%
     Tiffany & Co.                                                            42,344              4,070,105                  0.0%
     Time Warner Cable, Inc.                                                 161,177             23,726,866                  0.2%
     Time Warner, Inc.                                                       517,992             41,164,824                  0.3%
*    Time, Inc.                                                               66,949              1,512,378                  0.0%
     TJX Cos., Inc. (The)                                                    152,101              9,631,035                  0.1%
*    Toll Brothers, Inc.                                                     208,605              6,664,930                  0.1%
*    Tower International, Inc.                                                35,248                856,526                  0.0%
#    Town Sports International Holdings, Inc.                                 30,008                177,647                  0.0%
#    Tractor Supply Co.                                                       95,125              6,965,052                  0.1%
     Trans World Entertainment Corp.                                           1,798                  5,933                  0.0%
*    TripAdvisor, Inc.                                                        53,030              4,701,640                  0.0%
*    TRW Automotive Holdings Corp.                                           127,897             12,962,361                  0.1%
#*   Tuesday Morning Corp.                                                    75,510              1,539,649                  0.0%
#*   Tumi Holdings, Inc.                                                      34,786                722,505                  0.0%
#    Tupperware Brands Corp.                                                  31,327              1,997,096                  0.0%
     Twenty-First Century Fox, Inc. Class A                                  389,658             13,435,408                  0.1%
     Twenty-First Century Fox, Inc. Class B                                  120,829              4,007,898                  0.0%
*    Ulta Salon Cosmetics & Fragrance, Inc.                                   39,676              4,793,258                  0.0%
#*   Under Armour, Inc. Class A                                               45,757              3,000,744                  0.0%
*    Unifi, Inc.                                                              29,133                814,850                  0.0%
*    Universal Electronics, Inc.                                              26,240              1,492,794                  0.0%
     Universal Technical Institute, Inc.                                      35,790                426,259                  0.0%
#*   UQM Technologies, Inc.                                                   21,417                 23,773                  0.0%
*    Urban Outfitters, Inc.                                                  153,623              4,663,994                  0.0%
*    US Auto Parts Network, Inc.                                              39,333                106,199                  0.0%
     Vail Resorts, Inc.                                                       77,283              6,674,160                  0.1%
     Value Line, Inc.                                                          7,363                117,440                  0.0%
#*   Valuevision Media, Inc. Class A                                          82,152                464,980                  0.0%
     VF Corp.                                                                 98,656              6,677,038                  0.1%
     Viacom, Inc. Class A                                                      4,120                301,007                  0.0%
     Viacom, Inc. Class B                                                    112,173              8,152,734                  0.1%
*    Visteon Corp.                                                           108,928             10,228,339                  0.1%
#*   Vitamin Shoppe, Inc.                                                     42,854              2,011,138                  0.0%
#*   VOXX International Corp.                                                 33,932                289,440                  0.0%
     Walking Co. Holdings, Inc. (The)                                            329                  2,426                  0.0%
     Walt Disney Co. (The)                                                   830,524             75,893,283                  0.6%
#    Weight Watchers International, Inc.                                      34,160                889,868                  0.0%
#    Wendy's Co. (The)                                                       686,659              5,507,005                  0.1%
*    West Marine, Inc.                                                        35,052                344,912                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
#    Weyco Group, Inc.                                                        12,731   $            396,571                  0.0%
     Whirlpool Corp.                                                          92,548             15,922,883                  0.1%
*    William Lyon Homes Class A                                                2,018                 47,746                  0.0%
     Williams-Sonoma, Inc.                                                    88,626              5,763,349                  0.1%
#    Winmark Corp.                                                             5,764                474,262                  0.0%
#*   Winnebago Industries, Inc.                                               62,348              1,322,401                  0.0%
#    Wolverine World Wide, Inc.                                              143,907              3,905,636                  0.0%
#    World Wrestling Entertainment, Inc. Class A                              47,266                583,735                  0.0%
     Wyndham Worldwide Corp.                                                 180,614             14,028,289                  0.1%
     Wynn Resorts, Ltd.                                                       19,658              3,735,217                  0.0%
     Yum! Brands, Inc.                                                        85,874              6,168,329                  0.1%
*    Zagg, Inc.                                                               42,288                284,175                  0.0%
#*   Zumiez, Inc.                                                             74,264              2,478,932                  0.0%
                                                                                       --------------------   ------------------
Total Consumer Discretionary                                                                  1,840,389,658                 14.2%
                                                                                       --------------------   ------------------
Consumer Staples -- (5.4%)
#    Alico, Inc.                                                              10,664                393,502                  0.0%
*    Alliance One International, Inc.                                        138,442                281,037                  0.0%
     Altria Group, Inc.                                                      380,680             18,402,071                  0.2%
     Andersons, Inc. (The)                                                    46,573              2,968,097                  0.0%
     Archer-Daniels-Midland Co.                                              296,514             13,936,158                  0.1%
#    Avon Products, Inc.                                                     122,826              1,277,390                  0.0%
#    B&G Foods, Inc.                                                         114,203              3,364,420                  0.0%
#*   Boston Beer Co., Inc. (The) Class A                                      10,762              2,679,738                  0.0%
#*   Boulder Brands, Inc.                                                    102,551                910,653                  0.0%
*    Bridgford Foods Corp.                                                     7,329                 61,527                  0.0%
     Brown-Forman Corp. Class A                                               19,844              1,803,621                  0.0%
     Brown-Forman Corp. Class B                                               26,010              2,410,347                  0.0%
     Bunge, Ltd.                                                             137,427             12,182,904                  0.1%
#    Cal-Maine Foods, Inc.                                                    47,180              4,141,932                  0.0%
#    Calavo Growers, Inc.                                                     29,947              1,453,627                  0.0%
#    Campbell Soup Co.                                                       138,799              6,130,752                  0.1%
#    Casey's General Stores, Inc.                                             75,683              6,196,167                  0.1%
*    CCA Industries, Inc.                                                      5,962                 20,271                  0.0%
#*   Central Garden and Pet Co.                                               26,310                209,954                  0.0%
*    Central Garden and Pet Co. Class A                                       74,427                639,328                  0.0%
#*   Chefs' Warehouse, Inc. (The)                                                580                 10,365                  0.0%
*    Chiquita Brands International, Inc.                                      86,616              1,249,869                  0.0%
     Church & Dwight Co., Inc.                                                89,722              6,496,770                  0.1%
#    Clorox Co. (The)                                                         50,626              5,037,287                  0.1%
#    Coca-Cola Bottling Co. Consolidated                                      13,029              1,178,343                  0.0%
     Coca-Cola Co. (The)                                                     863,072             36,145,455                  0.3%
     Coca-Cola Enterprises, Inc.                                             353,650             15,330,727                  0.1%
#*   Coffee Holding Co., Inc.                                                  5,400                 30,888                  0.0%
     Colgate-Palmolive Co.                                                   191,018             12,775,284                  0.1%
     ConAgra Foods, Inc.                                                     300,325             10,316,164                  0.1%
*    Constellation Brands, Inc. Class A                                      209,075             19,138,725                  0.2%
*    Constellation Brands, Inc. Class B                                        5,400                493,236                  0.0%
     Costco Wholesale Corp.                                                   95,855             12,784,181                  0.1%
#*   Craft Brew Alliance, Inc.                                                25,033                347,458                  0.0%
#*   Crimson Wine Group, Ltd.                                                 24,913                226,708                  0.0%
     CVS Health Corp.                                                        680,040             58,354,232                  0.5%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Staples -- (Continued)
*    Darling International, Inc.                                             205,056   $          3,608,986                  0.0%
#    Dean Foods Co.                                                          172,060              2,531,003                  0.0%
#*   Diamond Foods, Inc.                                                      31,801                958,800                  0.0%
     Dr Pepper Snapple Group, Inc.                                           257,376             17,823,288                  0.1%
     Energizer Holdings, Inc.                                                 47,928              5,878,369                  0.1%
     Estee Lauder Cos., Inc. (The) Class A                                    42,134              3,167,634                  0.0%
#*   Farmer Bros. Co.                                                         27,499                801,871                  0.0%
     Flowers Foods, Inc.                                                     239,970              4,559,430                  0.0%
#    Fresh Del Monte Produce, Inc.                                           104,174              3,345,027                  0.0%
#*   Fresh Market, Inc. (The)                                                  7,155                262,660                  0.0%
     General Mills, Inc.                                                     149,274              7,756,277                  0.1%
     Golden Enterprises, Inc.                                                  9,888                 44,199                  0.0%
#*   Hain Celestial Group, Inc. (The)                                         66,335              7,180,764                  0.1%
#    Herbalife, Ltd.                                                          44,162              2,316,739                  0.0%
     Hershey Co. (The)                                                        20,033              1,921,365                  0.0%
     Hormel Foods Corp.                                                      135,026              7,279,252                  0.1%
*    IGI Laboratories, Inc.                                                      647                  6,347                  0.0%
     Ingles Markets, Inc. Class A                                             22,887                615,660                  0.0%
#    Ingredion, Inc.                                                         134,531             10,392,520                  0.1%
#    Inter Parfums, Inc.                                                      51,717              1,468,763                  0.0%
*    Inventure Foods, Inc.                                                     9,619                127,356                  0.0%
     J&J Snack Foods Corp.                                                    34,535              3,558,141                  0.0%
     JM Smucker Co. (The)                                                    102,584             10,668,736                  0.1%
     John B. Sanfilippo & Son, Inc.                                            8,216                305,224                  0.0%
     Kellogg Co.                                                              65,677              4,200,701                  0.0%
     Keurig Green Mountain, Inc.                                              30,280              4,594,990                  0.0%
     Kimberly-Clark Corp.                                                     75,775              8,658,809                  0.1%
     Kraft Foods Group, Inc.                                                 185,631             10,460,307                  0.1%
     Kroger Co. (The)                                                        215,844             12,024,669                  0.1%
#    Lancaster Colony Corp.                                                   52,943              4,843,755                  0.0%
#*   Lifeway Foods, Inc.                                                       8,037                133,012                  0.0%
#    Limoneira Co.                                                             2,051                 52,629                  0.0%
     Lorillard, Inc.                                                          55,079              3,387,359                  0.0%
*    Mannatech, Inc.                                                           2,000                 29,140                  0.0%
     McCormick & Co., Inc.(579780107)                                          3,330                234,099                  0.0%
#    McCormick & Co., Inc.(579780206)                                         27,707              1,959,439                  0.0%
     Mead Johnson Nutrition Co.                                               50,716              5,036,606                  0.0%
#*   Medifast, Inc.                                                           41,833              1,327,779                  0.0%
#    MGP Ingredients, Inc.                                                    20,250                250,088                  0.0%
#    Molson Coors Brewing Co. Class A                                          1,020                 80,264                  0.0%
     Molson Coors Brewing Co. Class B                                        170,402             12,674,501                  0.1%
     Mondelez International, Inc. Class A                                    938,871             33,104,591                  0.3%
*    Monster Beverage Corp.                                                   76,701              7,737,597                  0.1%
#*   National Beverage Corp.                                                  50,259              1,262,506                  0.0%
*    Natural Alternatives International, Inc.                                  7,028                 43,082                  0.0%
     Nature's Sunshine Products, Inc.                                            400                  5,960                  0.0%
#    Nu Skin Enterprises, Inc. Class A                                        62,985              3,327,498                  0.0%
#*   Nutraceutical International Corp.                                        14,920                335,402                  0.0%
#    Oil-Dri Corp. of America                                                 10,212                308,198                  0.0%
#*   Omega Protein Corp.                                                      51,443                743,351                  0.0%
#    Orchids Paper Products Co.                                                5,292                152,198                  0.0%
*    Pantry, Inc. (The)                                                       63,621              1,639,513                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Staples -- (Continued)
     PepsiCo, Inc.                                                           395,385   $         38,024,175                  0.3%
     Philip Morris International, Inc.                                       247,447             22,025,257                  0.2%
#*   Pilgrim's Pride Corp.                                                   253,171              7,192,588                  0.1%
     Pinnacle Foods, Inc.                                                     42,652              1,441,638                  0.0%
#*   Post Holdings, Inc.                                                      74,811              2,805,413                  0.0%
#    Pricesmart, Inc.                                                         39,767              3,540,456                  0.0%
     Procter & Gamble Co. (The)                                              646,219             56,395,532                  0.4%
     Reliv International, Inc.                                                 8,132                  9,840                  0.0%
#*   Revlon, Inc. Class A                                                     45,959              1,576,394                  0.0%
     Reynolds American, Inc.                                                  85,900              5,403,969                  0.1%
*    Rite Aid Corp.                                                          671,134              3,523,453                  0.0%
     Rocky Mountain Chocolate Factory, Inc.                                   10,758                130,064                  0.0%
#    Roundy's, Inc.                                                            6,131                 20,661                  0.0%
     Safeway, Inc.                                                           240,783              8,393,695                  0.1%
#    Sanderson Farms, Inc.                                                    87,476              7,346,234                  0.1%
*    Seaboard Corp.                                                            1,240              3,810,359                  0.0%
#*   Seneca Foods Corp. Class A                                               13,971                375,540                  0.0%
*    Seneca Foods Corp. Class B                                                1,999                 60,420                  0.0%
#    Snyder's-Lance, Inc.                                                    111,753              3,329,122                  0.0%
     SpartanNash Co.                                                          64,927              1,455,014                  0.0%
     Spectrum Brands Holdings, Inc.                                           89,716              8,127,372                  0.1%
#*   Sprouts Farmers Market, Inc.                                             27,107                789,085                  0.0%
#*   SUPERVALU, Inc.                                                         366,527              3,163,128                  0.0%
     Sysco Corp.                                                             117,961              4,546,217                  0.0%
*    Tofutti Brands, Inc.                                                      1,645                  8,209                  0.0%
#    Tootsie Roll Industries, Inc.                                            61,827              1,833,171                  0.0%
#*   TreeHouse Foods, Inc.                                                    66,016              5,622,583                  0.1%
     Tyson Foods, Inc. Class A                                               384,652             15,520,708                  0.1%
#*   United Natural Foods, Inc.                                               73,397              4,992,464                  0.0%
#    United-Guardian, Inc.                                                     4,655                 97,103                  0.0%
#    Universal Corp.                                                          35,612              1,584,734                  0.0%
#*   USANA Health Sciences, Inc.                                              22,158              2,525,569                  0.0%
#    Vector Group, Ltd.                                                       86,552              1,933,572                  0.0%
#    Village Super Market, Inc. Class A                                       10,894                302,309                  0.0%
     Wal-Mart Stores, Inc.                                                   773,229             58,974,176                  0.5%
     Walgreen Co.                                                            304,465             19,552,742                  0.2%
#    WD-40 Co.                                                                25,081              1,922,960                  0.0%
#    Weis Markets, Inc.                                                       40,839              1,823,053                  0.0%
*    WhiteWave Foods Co. (The) Class A                                       157,177              5,851,700                  0.1%
     Whole Foods Market, Inc.                                                111,644              4,390,959                  0.0%
                                                                                       --------------------   ------------------
Total Consumer Staples                                                                          784,987,280                  6.1%
                                                                                       --------------------   ------------------
Energy -- (9.8%)
#*   Abraxas Petroleum Corp.                                                  37,774                156,007                  0.0%
     Adams Resources & Energy, Inc.                                            6,454                271,391                  0.0%
#    Alon USA Energy, Inc.                                                   116,337              1,866,045                  0.0%
#*   Alpha Natural Resources, Inc.                                           363,138                711,750                  0.0%
     Anadarko Petroleum Corp.                                                422,817             38,806,144                  0.3%
     Apache Corp.                                                            231,068             17,838,450                  0.1%
#*   Approach Resources, Inc.                                                 49,529                490,337                  0.0%
#    Arch Coal, Inc.                                                         334,373                722,246                  0.0%
#*   Atwood Oceanics, Inc.                                                   116,083              4,718,774                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Energy -- (Continued)
     Baker Hughes, Inc.                                                      223,782   $         11,851,495                  0.1%
*    Barnwell Industries, Inc.                                                10,714                 27,428                  0.0%
*    Basic Energy Services, Inc.                                              86,417              1,114,779                  0.0%
#*   Bill Barrett Corp.                                                       91,309              1,387,897                  0.0%
     Bolt Technology Corp.                                                    13,925                305,375                  0.0%
#*   Bonanza Creek Energy, Inc.                                              116,555              5,272,948                  0.1%
#*   BPZ Resources, Inc.                                                     187,459                232,449                  0.0%
#    Bristow Group, Inc.                                                      59,800              4,419,220                  0.0%
#*   C&J Energy Services, Inc.                                               110,752              2,138,621                  0.0%
     Cabot Oil & Gas Corp.                                                   392,938             12,220,372                  0.1%
#*   Cal Dive International, Inc.                                            136,372                 13,637                  0.0%
*    Callon Petroleum Co.                                                    110,731                726,395                  0.0%
*    Cameron International Corp.                                             200,475             11,938,286                  0.1%
#    CARBO Ceramics, Inc.                                                     30,729              1,587,767                  0.0%
*    Carrizo Oil & Gas, Inc.                                                 118,082              6,133,179                  0.1%
*    Cheniere Energy, Inc.                                                   109,205              8,190,375                  0.1%
#    Chesapeake Energy Corp.                                                 871,022             19,319,268                  0.2%
     Chevron Corp.                                                         1,126,532            135,127,513                  1.1%
     Cimarex Energy Co.                                                      107,452             12,214,069                  0.1%
#*   Clayton Williams Energy, Inc.                                            29,969              2,491,623                  0.0%
#*   Clean Energy Fuels Corp.                                                131,913                964,284                  0.0%
#*   Cloud Peak Energy, Inc.                                                 125,690              1,504,509                  0.0%
#*   Cobalt International Energy, Inc.                                        44,631                522,629                  0.0%
#    Comstock Resources, Inc.                                                 79,403                940,132                  0.0%
*    Concho Resources, Inc.                                                  113,072             12,328,240                  0.1%
     ConocoPhillips                                                          925,168             66,750,871                  0.5%
     CONSOL Energy, Inc.                                                     135,371              4,981,653                  0.0%
*    Contango Oil & Gas Co.                                                   32,204              1,177,700                  0.0%
#*   Continental Resources, Inc.                                              16,490                929,541                  0.0%
     Core Laboratories NV                                                     13,711              1,913,096                  0.0%
#    CVR Energy, Inc.                                                         30,518              1,482,564                  0.0%
#    Dawson Geophysical Co.                                                   13,291                225,814                  0.0%
     Delek US Holdings, Inc.                                                 134,749              4,566,644                  0.0%
#    Denbury Resources, Inc.                                                 499,103              6,188,877                  0.1%
     Devon Energy Corp.                                                      212,328             12,739,680                  0.1%
#    DHT Holdings, Inc.                                                       11,574                 77,083                  0.0%
#    Diamond Offshore Drilling, Inc.                                         173,357              6,537,292                  0.1%
*    Diamondback Energy, Inc.                                                 54,727              3,745,516                  0.0%
*    Dresser-Rand Group, Inc.                                                 69,363              5,666,957                  0.1%
*    Dril-Quip, Inc.                                                          49,886              4,487,246                  0.0%
#*   Emerald Oil, Inc.                                                        95,689                304,291                  0.0%
     Energen Corp.                                                            50,283              3,404,159                  0.0%
#    Energy XXI Bermuda, Ltd.                                                165,536              1,272,972                  0.0%
*    ENGlobal Corp.                                                           27,850                 36,484                  0.0%
     EnLink Midstream LLC                                                     90,682              3,436,848                  0.0%
     EOG Resources, Inc.                                                     548,973             52,179,884                  0.4%
     EQT Corp.                                                                41,423              3,895,419                  0.0%
*    Era Group, Inc.                                                          44,970              1,051,848                  0.0%
*    Escalera Resources Co.                                                   13,728                 15,513                  0.0%
     Evolution Petroleum Corp.                                                23,938                226,453                  0.0%
#    Exterran Holdings, Inc.                                                 108,389              4,262,939                  0.0%
     Exxon Mobil Corp.                                                     3,041,760            294,168,610                  2.3%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Energy -- (Continued)
#*   FieldPoint Petroleum Corp.                                                9,928   $             28,096                  0.0%
*    FMC Technologies, Inc.                                                   87,291              4,891,788                  0.0%
*    Forbes Energy Services, Ltd.                                              1,485                  4,277                  0.0%
#*   Forest Oil Corp.                                                         12,975                 10,510                  0.0%
*    Forum Energy Technologies, Inc.                                          25,652                700,300                  0.0%
#    GasLog, Ltd.                                                             53,218              1,107,999                  0.0%
*    Gastar Exploration, Inc.                                                155,807                623,228                  0.0%
#*   Geospace Technologies Corp.                                              18,034                555,267                  0.0%
#*   Goodrich Petroleum Corp.                                                  8,198                 67,552                  0.0%
*    Green Brick Partners, Inc.                                                  586                  3,873                  0.0%
#    Green Plains, Inc.                                                       69,330              2,371,086                  0.0%
*    Gulf Coast Ultra Deep Royalty Trust                                     203,138                325,021                  0.0%
#    Gulf Island Fabrication, Inc.                                            22,399                473,515                  0.0%
#    Gulfmark Offshore, Inc. Class A                                          47,667              1,437,637                  0.0%
*    Gulfport Energy Corp.                                                   103,910              5,214,204                  0.1%
#*   Halcon Resources Corp.                                                  130,632                406,266                  0.0%
     Halliburton Co.                                                         331,228             18,263,912                  0.2%
#*   Harvest Natural Resources, Inc.                                          65,844                244,940                  0.0%
*    Helix Energy Solutions Group, Inc.                                      240,621              6,410,143                  0.1%
     Helmerich & Payne, Inc.                                                 117,824             10,229,480                  0.1%
#*   Hercules Offshore, Inc.                                                 251,482                414,945                  0.0%
     Hess Corp.                                                              175,764             14,906,545                  0.1%
*    HKN, Inc.                                                                   278                 18,348                  0.0%
     HollyFrontier Corp.                                                     233,319             10,588,016                  0.1%
#*   Hornbeck Offshore Services, Inc.                                         67,568              2,071,635                  0.0%
#*   ION Geophysical Corp.                                                   274,554                768,751                  0.0%
*    Key Energy Services, Inc.                                               309,215                940,014                  0.0%
     Kinder Morgan, Inc.                                                     670,171             25,935,618                  0.2%
*    Kodiak Oil & Gas Corp.                                                  579,506              6,252,870                  0.1%
*    Kosmos Energy, Ltd.                                                      99,486                928,204                  0.0%
#*   Laredo Petroleum Holdings, Inc.                                         175,607              3,329,509                  0.0%
#    LinnCo LLC                                                              160,189              3,839,730                  0.0%
#*   Magnum Hunter Resources Corp.                                            91,252                423,409                  0.0%
     Marathon Oil Corp.                                                      533,204             18,875,422                  0.2%
     Marathon Petroleum Corp.                                                235,457             21,403,041                  0.2%
#*   Matador Resources Co.                                                   157,654              3,826,263                  0.0%
*    Matrix Service Co.                                                       54,281              1,360,282                  0.0%
#*   McDermott International, Inc.                                           345,195              1,325,549                  0.0%
#*   Mexco Energy Corp.                                                        2,059                 12,251                  0.0%
*    Mitcham Industries, Inc.                                                 18,174                185,375                  0.0%
#    Murphy Oil Corp.                                                        101,337              5,410,382                  0.1%
     Nabors Industries, Ltd.                                                 480,766              8,581,673                  0.1%
     National Oilwell Varco, Inc.                                            229,138             16,644,584                  0.1%
*    Natural Gas Services Group, Inc.                                         19,519                502,224                  0.0%
*    Newfield Exploration Co.                                                280,620              9,151,018                  0.1%
#*   Newpark Resources, Inc.                                                 157,288              1,797,802                  0.0%
#    Noble Corp. P.L.C.                                                      267,780              5,601,958                  0.1%
     Noble Energy, Inc.                                                      210,650             12,139,759                  0.1%
#*   Nordic American Offshore, Ltd.                                               78                  1,248                  0.0%
#    Nordic American Tankers, Ltd.                                             9,013                 76,160                  0.0%
#*   Northern Oil and Gas, Inc.                                              123,983              1,401,008                  0.0%
#*   Nuverra Environmental Solutions, Inc.                                    40,056                379,330                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Energy -- (Continued)
#*   Oasis Petroleum, Inc.                                                   203,614   $          6,100,275                  0.1%
     Occidental Petroleum Corp.                                              592,054             52,651,362                  0.4%
#    Oceaneering International, Inc.                                         131,343              9,229,473                  0.1%
*    Oil States International, Inc.                                          122,196              7,299,989                  0.1%
     ONEOK, Inc.                                                             267,903             15,790,203                  0.1%
#*   Overseas Shipholding Group, Inc.                                         43,852                225,838                  0.0%
#    Panhandle Oil and Gas, Inc. Class A                                      38,940                800,606                  0.0%
#*   Paragon Offshore P.L.C.                                                  89,260                434,696                  0.0%
*    Parker Drilling Co.                                                     212,004                941,298                  0.0%
     Patterson-UTI Energy, Inc.                                              251,688              5,796,375                  0.1%
     PBF Energy, Inc. Class A                                                 88,009              2,294,395                  0.0%
#*   PDC Energy, Inc.                                                         73,165              3,198,774                  0.0%
#    Peabody Energy Corp.                                                    405,544              4,229,824                  0.0%
#*   Penn Virginia Corp.                                                     144,630              1,239,479                  0.0%
#*   PetroQuest Energy, Inc.                                                 255,064              1,198,801                  0.0%
#*   PHI, Inc. Non-Voting                                                     20,171                902,451                  0.0%
#*   PHI, Inc. Voting                                                          2,686                114,182                  0.0%
     Phillips 66                                                             242,680             19,050,380                  0.2%
*    Pioneer Energy Services Corp.                                           103,030                945,815                  0.0%
     Pioneer Natural Resources Co.                                            27,954              5,284,983                  0.1%
*    PostRock Energy Corp.                                                     1,400                  1,008                  0.0%
     QEP Resources, Inc.                                                     351,335              8,807,968                  0.1%
     Range Resources Corp.                                                    72,807              4,979,999                  0.0%
#*   Renewable Energy Group, Inc.                                             50,187                528,469                  0.0%
#*   REX American Resources Corp.                                             14,981              1,090,018                  0.0%
#*   Rex Energy Corp.                                                        120,928                948,076                  0.0%
#*   RigNet, Inc.                                                             10,342                449,360                  0.0%
*    Rosetta Resources, Inc.                                                 140,100              5,328,003                  0.1%
     Rowan Cos. P.L.C. Class A                                               213,691              5,186,281                  0.0%
#*   Royale Energy, Inc.                                                       3,300                  8,646                  0.0%
     RPC, Inc.                                                               237,456              3,894,278                  0.0%
#*   SandRidge Energy, Inc.                                                  875,103              3,412,902                  0.0%
     Schlumberger, Ltd.                                                      403,889             39,847,689                  0.3%
#    Scorpio Tankers, Inc.                                                   251,156              2,192,592                  0.0%
#*   SEACOR Holdings, Inc.                                                    41,789              3,445,503                  0.0%
     SemGroup Corp. Class A                                                   71,694              5,502,514                  0.1%
*    Seventy Seven Energy, Inc.                                               52,244                682,829                  0.0%
#    Ship Finance International, Ltd.                                        143,470              2,466,249                  0.0%
#    SM Energy Co.                                                           147,775              8,319,732                  0.1%
*    Southwestern Energy Co.                                                 467,197             15,188,574                  0.1%
     Spectra Energy Corp.                                                    102,350              4,004,956                  0.0%
*    Steel Excel, Inc.                                                        15,552                474,336                  0.0%
#*   Stone Energy Corp.                                                      114,356              2,801,722                  0.0%
     Superior Energy Services, Inc.                                          274,451              6,902,443                  0.1%
#*   Swift Energy Co.                                                         62,421                427,584                  0.0%
#*   Synergy Resources Corp.                                                 127,283              1,551,580                  0.0%
#*   Synthesis Energy Systems, Inc.                                           45,358                 46,719                  0.0%
     Targa Resources Corp.                                                    34,326              4,415,353                  0.0%
#    Teekay Corp.                                                            144,929              8,472,549                  0.1%
#    Tesco Corp.                                                              84,794              1,614,478                  0.0%
     Tesoro Corp.                                                            217,506             15,532,103                  0.1%
#*   TETRA Technologies, Inc.                                                157,077              1,496,944                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Energy -- (Continued)
*          TGC Industries, Inc.                                               32,159   $            100,979                  0.0%
#          Tidewater, Inc.                                                   100,569              3,707,979                  0.0%
#          Transocean, Ltd.                                                  284,322              8,481,325                  0.1%
#*         Triangle Petroleum Corp.                                          177,056              1,372,184                  0.0%
#*         Ultra Petroleum Corp.                                              96,263              2,194,796                  0.0%
*          Unit Corp.                                                         91,889              4,449,265                  0.0%
#*         Uranium Energy Corp.                                               13,761                 15,825                  0.0%
*          Vaalco Energy, Inc.                                               138,378              1,026,765                  0.0%
           Valero Energy Corp.                                               327,949             16,426,965                  0.1%
#          W&T Offshore, Inc.                                                145,569              1,323,222                  0.0%
#*         Warren Resources, Inc.                                            146,731                507,689                  0.0%
*          Weatherford International P.L.C.                                  840,533             13,801,552                  0.1%
           Western Refining, Inc.                                            234,166             10,675,628                  0.1%
*          Westmoreland Coal Co.                                              26,420                966,179                  0.0%
*          Whiting Petroleum Corp.                                           137,185              8,401,209                  0.1%
*          Willbros Group, Inc.                                               97,252                570,869                  0.0%
           Williams Cos., Inc. (The)                                         198,070             10,994,866                  0.1%
#          World Fuel Services Corp.                                         124,820              5,147,577                  0.0%
*          WPX Energy, Inc.                                                  348,019              6,654,123                  0.1%
*          Yuma Energy, Inc.                                                   3,900                 13,260                  0.0%
#*         Zion Oil & Gas, Inc.                                               22,567                 39,267                  0.0%
                                                                                       --------------------   ------------------
Total Energy                                                                                  1,431,363,785                 11.1%
                                                                                       --------------------   ------------------
Financials -- (15.1%)
*          1st Constitution Bancorp                                            3,197                 35,503                  0.0%
#          1st Source Corp.                                                   41,822              1,308,610                  0.0%
           1st United Bancorp, Inc.                                           39,952                353,575                  0.0%
           Access National Corp.                                              11,632                195,999                  0.0%
           ACE, Ltd.                                                         179,796             19,651,703                  0.2%
*          Affiliated Managers Group, Inc.                                    28,259              5,645,866                  0.1%
           Aflac, Inc.                                                       265,140             15,836,812                  0.1%
           Alexander & Baldwin, Inc.                                          95,221              3,811,697                  0.0%
*          Alleghany Corp.                                                    17,816              7,915,292                  0.1%
           Alliance Bancorp, Inc. of Pennsylvania                              4,908                 80,933                  0.0%
           Allied World Assurance Co. Holdings AG                            188,505              7,163,190                  0.1%
           Allstate Corp. (The)                                              247,324             16,038,961                  0.1%
#*         Altisource Asset Management Corp.                                   1,977              1,067,580                  0.0%
#*         Altisource Portfolio Solutions SA                                  27,076              2,021,494                  0.0%
#*         Ambac Financial Group, Inc.                                        18,470                422,594                  0.0%
           Ameriana Bancorp                                                      898                 15,212                  0.0%
           American Equity Investment Life Holding Co.                       180,034              4,646,678                  0.0%
           American Express Co.                                              264,871             23,825,146                  0.2%
           American Financial Group, Inc.                                    156,168              9,343,531                  0.1%
*          American Independence Corp.                                         1,038                 11,408                  0.0%
           American International Group, Inc.                                789,495             42,293,247                  0.3%
#          American National Bankshares, Inc.                                  8,116                196,407                  0.0%
           American National Insurance Co.                                    32,458              3,702,809                  0.0%
*          American River Bankshares                                           7,316                 69,502                  0.0%
(Degree)*  American Spectrum Realty, Inc.                                      1,280                  2,150                  0.0%
           Ameriprise Financial, Inc.                                        171,704             21,663,894                  0.2%
           Ameris Bancorp                                                     43,514              1,079,147                  0.0%
           AMERISAFE, Inc.                                                    34,351              1,432,437                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#    AmeriServ Financial, Inc.                                                18,864   $             59,422                  0.0%
#    Amtrust Financial Services, Inc.                                        127,459              5,719,085                  0.1%
     Aon P.L.C.                                                              129,657             11,150,502                  0.1%
*    Arch Capital Group, Ltd.                                                129,863              7,313,884                  0.1%
     Argo Group International Holdings, Ltd.                                  49,201              2,745,416                  0.0%
#    Arrow Financial Corp.                                                    19,116                523,587                  0.0%
     Arthur J Gallagher & Co.                                                 93,055              4,438,723                  0.0%
#    Artisan Partners Asset Management, Inc. Class A                           7,378                357,685                  0.0%
     Aspen Insurance Holdings, Ltd.                                          115,188              5,025,652                  0.0%
     Associated Banc-Corp                                                    318,529              5,988,345                  0.1%
     Assurant, Inc.                                                          137,241              9,362,581                  0.1%
     Assured Guaranty, Ltd.                                                  319,214              7,367,459                  0.1%
*    Asta Funding, Inc.                                                       19,482                164,233                  0.0%
     Astoria Financial Corp.                                                 211,474              2,780,883                  0.0%
     Atlantic American Corp.                                                  11,687                 45,112                  0.0%
#*   Atlantic Coast Financial Corp.                                            1,723                  7,099                  0.0%
#*   Atlanticus Holdings Corp.                                                36,049                 50,469                  0.0%
#    Auburn National Bancorporation, Inc.                                      1,955                 45,884                  0.0%
#*   AV Homes, Inc.                                                           16,627                249,239                  0.0%
     Axis Capital Holdings, Ltd.                                             164,927              7,939,586                  0.1%
     Baldwin & Lyons, Inc. Class A                                             2,126                 52,130                  0.0%
     Baldwin & Lyons, Inc. Class B                                            15,999                430,693                  0.0%
#    Banc of California, Inc.                                                 16,862                198,466                  0.0%
#    Bancfirst Corp.                                                          26,767              1,739,855                  0.0%
     Bancorp of New Jersey, Inc.                                                 200                  2,409                  0.0%
#*   Bancorp, Inc.                                                            62,463                590,900                  0.0%
#    BancorpSouth, Inc.                                                      227,848              5,247,339                  0.1%
     Bank Mutual Corp.                                                        73,343                483,330                  0.0%
     Bank of America Corp.                                                 4,303,562             73,849,124                  0.6%
     Bank of Commerce Holdings                                                 8,161                 49,374                  0.0%
#    Bank of Hawaii Corp.                                                     81,204              4,754,494                  0.0%
     Bank of Kentucky Financial Corp (The)                                     5,476                256,879                  0.0%
     Bank of New York Mellon Corp. (The)                                     398,582             15,433,095                  0.1%
#    Bank of the Ozarks, Inc.                                                121,508              4,281,942                  0.0%
#    BankFinancial Corp.                                                      27,930                333,205                  0.0%
     BankUnited, Inc.                                                        173,510              5,187,949                  0.1%
     Banner Corp.                                                             43,214              1,867,709                  0.0%
     Bar Harbor Bankshares                                                     7,620                221,742                  0.0%
     BB&T Corp.                                                              302,056             11,441,881                  0.1%
     BBCN Bancorp, Inc.                                                      179,553              2,538,879                  0.0%
#*   BBX Capital Corp. Class A                                                 2,975                 54,740                  0.0%
     BCB Bancorp, Inc.                                                         9,933                128,036                  0.0%
*    Bear State Financial, Inc.                                                5,920                 53,102                  0.0%
#*   Beneficial Mutual Bancorp, Inc.                                         118,150              1,586,754                  0.0%
     Berkshire Bancorp, Inc.                                                   3,850                 32,244                  0.0%
*    Berkshire Hathaway, Inc. Class B                                        311,601             43,673,996                  0.3%
     Berkshire Hills Bancorp, Inc.                                            40,982              1,056,516                  0.0%
     BGC Partners, Inc. Class A                                              651,709              5,526,492                  0.1%
     BlackRock, Inc.                                                          73,133             24,946,398                  0.2%
#*   BofI Holding, Inc.                                                       30,868              2,377,453                  0.0%
#    BOK Financial Corp.                                                     100,294              6,876,157                  0.1%
     Boston Private Financial Holdings, Inc.                                 149,112              1,960,823                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#        Bridge Bancorp, Inc.                                                  6,184   $            162,392                  0.0%
#*       Bridge Capital Holdings                                              11,048                266,478                  0.0%
         Brookline Bancorp, Inc.                                             144,783              1,388,469                  0.0%
         Brown & Brown, Inc.                                                 254,904              8,121,241                  0.1%
#        Bryn Mawr Bank Corp.                                                 23,090                711,865                  0.0%
         C&F Financial Corp.                                                   2,201                 75,582                  0.0%
         Calamos Asset Management, Inc. Class A                               34,076                466,841                  0.0%
         California First National Bancorp                                     8,102                122,340                  0.0%
#        Camden National Corp.                                                12,683                518,862                  0.0%
#        Cape Bancorp, Inc.                                                    6,875                 61,256                  0.0%
#*       Capital Bank Financial Corp. Class A                                  3,547                 91,832                  0.0%
#        Capital City Bank Group, Inc.                                        22,959                346,910                  0.0%
         Capital One Financial Corp.                                         316,576             26,202,996                  0.2%
(Degree) Capital Properties, Inc., 5.000%                                      1,260                  1,248                  0.0%
*        Capital Properties, Inc. Class A                                      1,400                 17,038                  0.0%
#        Capital Southwest Corp.                                              15,329                561,961                  0.0%
         Capitol Federal Financial, Inc.                                     300,946              3,855,118                  0.0%
#        Cardinal Financial Corp.                                             63,002              1,209,638                  0.0%
*        Carolina Bank Holdings, Inc.                                          1,200                 11,352                  0.0%
#*       Cascade Bancorp                                                      37,490                191,574                  0.0%
#        Cash America International, Inc.                                     57,978              2,849,619                  0.0%
         Cathay General Bancorp                                              178,240              4,707,318                  0.0%
         CBOE Holdings, Inc.                                                  70,578              4,159,867                  0.0%
*        CBRE Group, Inc. Class A                                            116,493              3,727,776                  0.0%
#        Centerstate Banks, Inc.                                              50,987                593,489                  0.0%
         Central Pacific Financial Corp.                                      26,380                498,582                  0.0%
#        Century Bancorp, Inc. Class A                                         3,952                150,097                  0.0%
         Charles Schwab Corp. (The)                                          239,046              6,853,449                  0.1%
#        Charter Financial Corp.                                               4,056                 45,995                  0.0%
         Chemical Financial Corp.                                             48,863              1,455,140                  0.0%
         Chicopee Bancorp, Inc.                                                7,105                105,793                  0.0%
         Chubb Corp. (The)                                                   102,145             10,149,127                  0.1%
#        Cincinnati Financial Corp.                                          149,459              7,543,196                  0.1%
         CIT Group, Inc.                                                     184,507              9,027,928                  0.1%
         Citigroup, Inc.                                                   1,297,954             69,479,478                  0.5%
         Citizens Community Bancorp, Inc.                                      5,940                 52,866                  0.0%
#        Citizens Holding Co.                                                  2,412                 45,225                  0.0%
#*       Citizens, Inc.                                                       78,314                570,909                  0.0%
#        City Holding Co.                                                     27,114              1,219,859                  0.0%
         City National Corp.                                                  92,950              7,316,094                  0.1%
         CKX Lands, Inc.                                                       2,161                 34,598                  0.0%
#        Clifton Bancorp, Inc.                                                37,357                486,388                  0.0%
         CME Group, Inc.                                                     144,165             12,082,469                  0.1%
         CNA Financial Corp.                                                 176,871              6,912,119                  0.1%
#        CNB Financial Corp.                                                  13,395                242,583                  0.0%
         CNO Financial Group, Inc.                                           360,876              6,542,682                  0.1%
#        CoBiz Financial, Inc.                                                65,751                790,327                  0.0%
         Codorus Valley Bancorp, Inc.                                          3,285                 71,031                  0.0%
#        Cohen & Steers, Inc.                                                 21,767                932,934                  0.0%
*        Colonial Financial Services, Inc.                                     2,537                 32,956                  0.0%
*        Colony Bankcorp, Inc.                                                 3,512                 24,584                  0.0%
#        Columbia Banking System, Inc.                                       100,661              2,796,363                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     Comerica, Inc.                                                          168,245   $          8,032,016                  0.1%
#    Commerce Bancshares, Inc.                                               166,119              7,518,546                  0.1%
     Commercial National Financial Corp.                                       2,306                 49,003                  0.0%
#    Community Bank System, Inc.                                              83,077              3,169,388                  0.0%
*    Community Bankers Trust Corp.                                             1,768                  7,779                  0.0%
#    Community Trust Bancorp, Inc.                                            30,149              1,083,857                  0.0%
     Community West Bancshares                                                 3,113                 20,079                  0.0%
*    CommunityOne Bancorp                                                        122                  1,298                  0.0%
     ConnectOne Bancorp, Inc.                                                 25,259                467,292                  0.0%
#    Consolidated-Tomoka Land Co.                                             10,564                551,335                  0.0%
*    Consumer Portfolio Services, Inc.                                        27,948                197,313                  0.0%
#*   Cowen Group, Inc. Class A                                               192,855                779,134                  0.0%
     Crawford & Co. Class A                                                   36,655                323,297                  0.0%
#    Crawford & Co. Class B                                                   39,704                404,187                  0.0%
#*   Credit Acceptance Corp.                                                  27,439              4,048,899                  0.0%
#    Cullen/Frost Bankers, Inc.                                              104,895              8,476,565                  0.1%
#    CVB Financial Corp.                                                     174,616              2,755,440                  0.0%
#    Diamond Hill Investment Group, Inc.                                       2,604                348,910                  0.0%
#    Dime Community Bancshares, Inc.                                          76,007              1,197,110                  0.0%
     Discover Financial Services                                             238,701             15,224,350                  0.1%
     Donegal Group, Inc. Class A                                              35,381                559,727                  0.0%
     Donegal Group, Inc. Class B                                               5,678                119,238                  0.0%
#*   Doral Financial Corp.                                                       339                  1,970                  0.0%
*    E*TRADE Financial Corp.                                                 370,408              8,260,098                  0.1%
     Eagle Bancorp Montana, Inc.                                                 751                  8,036                  0.0%
     East West Bancorp, Inc.                                                 244,345              8,982,122                  0.1%
*    Eastern Virginia Bankshares, Inc.                                         3,292                 20,377                  0.0%
     Eaton Vance Corp.                                                        92,490              3,406,407                  0.0%
#*   eHealth, Inc.                                                            24,072                600,596                  0.0%
#    EMC Insurance Group, Inc.                                                21,083                675,499                  0.0%
     Employers Holdings, Inc.                                                 55,850              1,138,781                  0.0%
#*   Encore Capital Group, Inc.                                               42,365              1,928,031                  0.0%
     Endurance Specialty Holdings, Ltd.                                      100,335              5,814,413                  0.1%
*    Enstar Group, Ltd.                                                       23,735              3,514,441                  0.0%
#    Enterprise Bancorp, Inc.                                                  8,838                207,958                  0.0%
#    Enterprise Financial Services Corp.                                      27,867                525,293                  0.0%
     Erie Indemnity Co. Class A                                               47,181              4,004,251                  0.0%
#    ESB Financial Corp.                                                      20,940                390,740                  0.0%
     ESSA Bancorp, Inc.                                                       21,343                245,231                  0.0%
     Evans Bancorp, Inc.                                                       2,684                 62,390                  0.0%
#    EverBank Financial Corp.                                                  2,679                 51,303                  0.0%
     Evercore Partners, Inc. Class A                                          63,483              3,286,515                  0.0%
     Everest Re Group, Ltd.                                                   57,189              9,759,303                  0.1%
#*   Ezcorp, Inc. Class A                                                    108,371              1,222,425                  0.0%
#*   Farmers Capital Bank Corp.                                                6,545                146,870                  0.0%
     FBL Financial Group, Inc. Class A                                        44,583              2,210,425                  0.0%
     Federal Agricultural Mortgage Corp. Class A                               1,506                 36,897                  0.0%
     Federal Agricultural Mortgage Corp. Class C                              15,708                523,076                  0.0%
#    Federated Investors, Inc. Class B                                        83,501              2,611,076                  0.0%
     Federated National Holding Co.                                           28,852                965,388                  0.0%
#    Fidelity Southern Corp.                                                   9,904                152,026                  0.0%
     Fifth Third Bancorp                                                     789,119             15,774,489                  0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#          Financial Engines, Inc.                                             7,048   $            281,004                  0.0%
#          Financial Institutions, Inc.                                       23,716                596,220                  0.0%
*          First Acceptance Corp.                                             34,466                 88,233                  0.0%
#          First American Financial Corp.                                    181,206              5,494,166                  0.1%
           First Bancorp of Indiana, Inc.                                        700                 10,689                  0.0%
#          First Bancorp, Inc.                                                12,744                225,441                  0.0%
*          First BanCorp.(318672706)                                          61,902                322,509                  0.0%
#          First Bancorp.(318910106)                                          26,904                487,500                  0.0%
*          First Bancshares, Inc.                                                569                  3,966                  0.0%
           First Bancshares, Inc. (The)                                          588                  8,844                  0.0%
#          First Busey Corp.                                                 148,919                930,744                  0.0%
#          First Business Financial Services, Inc.                             2,063                 96,817                  0.0%
*          First Cash Financial Services, Inc.                                53,979              3,189,079                  0.0%
           First Citizens BancShares, Inc. Class A                            12,723              3,196,145                  0.0%
#          First Commonwealth Financial Corp.                                216,626              2,025,453                  0.0%
           First Community Bancshares, Inc.                                   28,521                466,889                  0.0%
           First Defiance Financial Corp.                                     13,493                413,291                  0.0%
           First Federal of Northern Michigan Bancorp, Inc.                    1,458                  7,130                  0.0%
           First Financial Bancorp                                           110,941              1,945,905                  0.0%
#          First Financial Bankshares, Inc.                                  100,332              3,188,551                  0.0%
#          First Financial Corp.                                              22,665                786,022                  0.0%
           First Financial Northwest, Inc.                                    21,460                248,936                  0.0%
*          First Financial Service Corp.                                       1,956                  7,237                  0.0%
#          First Horizon National Corp.                                      493,538              6,346,899                  0.1%
           First Interstate Bancsystem, Inc.                                  35,744              1,048,729                  0.0%
#*         First Marblehead Corp. (The)                                       11,556                 28,543                  0.0%
           First Merchants Corp.                                              55,036              1,246,565                  0.0%
           First Midwest Bancorp, Inc.                                       162,491              2,728,224                  0.0%
*          First NBC Bank Holding Co.                                          1,954                 71,770                  0.0%
           First Niagara Financial Group, Inc.                               593,267              4,443,570                  0.0%
(Degree)*  First Place Financial Corp.                                        23,310                      2                  0.0%
           First Republic Bank                                                85,778              4,368,674                  0.0%
           First South Bancorp, Inc.                                          10,177                 83,960                  0.0%
*          First United Corp.                                                  5,415                 46,298                  0.0%
           First West Virginia Bancorp                                           752                 15,032                  0.0%
           FirstMerit Corp.                                                  282,595              5,185,618                  0.1%
*          Flagstar Bancorp, Inc.                                             55,490                872,303                  0.0%
#          Flushing Financial Corp.                                           55,415              1,116,058                  0.0%
#          FNB Corp.                                                         330,204              4,223,309                  0.0%
           FNF Group                                                         339,723             10,137,334                  0.1%
*          FNFV Group                                                        113,229              1,521,798                  0.0%
*          Forest City Enterprises, Inc. Class A                             306,812              6,409,303                  0.1%
*          Forest City Enterprises, Inc. Class B                              13,338                279,364                  0.0%
#*         Forestar Group, Inc.                                               68,944              1,203,073                  0.0%
*          Fortegra Financial Corp.                                            1,154                 11,402                  0.0%
           Fox Chase Bancorp, Inc.                                            26,803                439,033                  0.0%
#*         Franklin Financial Corp.                                            1,219                 25,306                  0.0%
           Franklin Resources, Inc.                                          110,494              6,144,571                  0.1%
           Fulton Financial Corp.                                            437,673              5,199,555                  0.1%
#          FXCM, Inc. Class A                                                 68,244              1,123,296                  0.0%
#          Gain Capital Holdings, Inc.                                        40,643                347,904                  0.0%
*          GAINSCO, Inc.                                                       1,100                 11,550                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#    GAMCO Investors, Inc. Class A                                             8,812   $            728,047                  0.0%
*    Genworth Financial, Inc. Class A                                        482,427              6,749,154                  0.1%
#    German American Bancorp, Inc.                                            18,570                554,686                  0.0%
#    GFI Group, Inc.                                                         186,276              1,024,518                  0.0%
     Glacier Bancorp, Inc.                                                   122,344              3,510,049                  0.0%
#*   Global Indemnity P.L.C.                                                  27,951                810,020                  0.0%
     Goldman Sachs Group, Inc. (The)                                         185,924             35,323,701                  0.3%
     Gouverneur Bancorp, Inc.                                                    600                  7,020                  0.0%
#    Great Southern Bancorp, Inc.                                             20,689                786,389                  0.0%
#*   Green Dot Corp. Class A                                                  59,603              1,424,512                  0.0%
#    Greenhill & Co., Inc.                                                    32,062              1,442,790                  0.0%
*    Greenlight Capital Re, Ltd. Class A                                      56,746              1,841,408                  0.0%
#    Griffin Land & Nurseries, Inc.                                            6,027                157,606                  0.0%
#    Guaranty Bancorp                                                          5,874                 92,633                  0.0%
     Guaranty Federal Bancshares, Inc.                                         1,840                 23,359                  0.0%
#*   Hallmark Financial Services, Inc.                                        25,575                298,205                  0.0%
#    Hampden Bancorp, Inc.                                                     4,784                 82,285                  0.0%
*    Hampton Roads Bankshares, Inc.                                              912                  1,587                  0.0%
     Hancock Holding Co.                                                     142,736              5,022,880                  0.0%
     Hanmi Financial Corp.                                                    66,551              1,427,519                  0.0%
     Hanover Insurance Group, Inc. (The)                                     102,986              6,893,883                  0.1%
     Harleysville Savings Financial Corp.                                      3,569                 60,138                  0.0%
     Hartford Financial Services Group, Inc. (The)                           412,127             16,311,987                  0.1%
     Hawthorn Bancshares, Inc.                                                 2,792                 38,418                  0.0%
     HCC Insurance Holdings, Inc.                                            176,004              9,185,649                  0.1%
#    HCI Group, Inc.                                                          26,571              1,350,870                  0.0%
#    Heartland Financial USA, Inc.                                            28,015                745,199                  0.0%
#    Heritage Commerce Corp.                                                  36,457                317,176                  0.0%
     Heritage Financial Corp.                                                 44,738                785,152                  0.0%
     Heritage Financial Group, Inc.                                            9,512                201,559                  0.0%
     HF Financial Corp.                                                        5,606                 76,186                  0.0%
     HFF, Inc. Class A                                                        71,749              2,258,659                  0.0%
*    Hilltop Holdings, Inc.                                                  141,945              3,127,048                  0.0%
#    Hingham Institution for Savings                                           1,548                128,051                  0.0%
*    HMN Financial, Inc.                                                       2,615                 33,890                  0.0%
*    Home Bancorp, Inc.                                                        8,770                199,868                  0.0%
#    Home BancShares, Inc.                                                    94,357              3,011,875                  0.0%
*    HomeTrust Bancshares, Inc.                                                  719                 11,109                  0.0%
     HopFed Bancorp, Inc.                                                      3,213                 36,757                  0.0%
     Horace Mann Educators Corp.                                              61,432              1,868,147                  0.0%
#    Horizon Bancorp                                                           4,783                123,019                  0.0%
*    Howard Hughes Corp. (The)                                                64,985              9,577,489                  0.1%
     Hudson City Bancorp, Inc.                                               798,053              7,701,211                  0.1%
#    Hudson Valley Holding Corp.                                              25,014                568,818                  0.0%
     Huntington Bancshares, Inc.                                             892,285              8,842,544                  0.1%
     Iberiabank Corp.                                                         65,428              4,505,372                  0.0%
#*   Imperial Holdings, Inc.                                                   1,691                 10,603                  0.0%
#    Independence Holding Co.                                                 18,425                260,714                  0.0%
#    Independent Bank Corp.(453836108)                                        40,477              1,651,462                  0.0%
#    Independent Bank Corp.(453838609)                                         8,213                 99,131                  0.0%
#    Independent Bank Group, Inc.                                                316                 14,122                  0.0%
     Infinity Property & Casualty Corp.                                       19,978              1,458,594                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     Interactive Brokers Group, Inc. Class A                                 134,955   $          3,484,538                  0.0%
     Intercontinental Exchange, Inc.                                          47,444              9,882,111                  0.1%
*    InterGroup Corp. (The)                                                      677                 12,863                  0.0%
     International Bancshares Corp.                                          116,047              3,292,253                  0.0%
     Intervest Bancshares Corp. Class A                                       23,302                227,195                  0.0%
#*   INTL. FCStone, Inc.                                                      29,319                530,674                  0.0%
     Invesco, Ltd.                                                           375,567             15,199,196                  0.1%
*    Investment Technology Group, Inc.                                        59,800              1,072,214                  0.0%
#    Investors Bancorp, Inc.                                                 575,581              6,187,496                  0.1%
     Investors Title Co.                                                       2,281                170,961                  0.0%
#    Iron Mountain, Inc.                                                     214,499              7,736,979                  0.1%
#*   Jacksonville Bancorp, Inc.                                                   22                    235                  0.0%
#    Janus Capital Group, Inc.                                               299,466              4,488,995                  0.0%
     JMP Group, Inc.                                                          30,003                219,022                  0.0%
     Jones Lang LaSalle, Inc.                                                 72,712              9,831,390                  0.1%
     JPMorgan Chase & Co.                                                  1,554,077             93,990,577                  0.7%
*    KCG Holdings, Inc. Class A                                               14,443                153,962                  0.0%
#*   Kearny Financial Corp.                                                   96,018              1,367,296                  0.0%
#    Kemper Corp.                                                            115,285              4,248,252                  0.0%
     Kennedy-Wilson Holdings, Inc.                                           108,724              2,945,333                  0.0%
     Kentucky First Federal Bancorp                                            3,283                 26,888                  0.0%
     KeyCorp                                                                 810,936             10,704,355                  0.1%
#*   Ladenburg Thalmann Financial Services, Inc.                               7,506                 32,051                  0.0%
     Lake Shore Bancorp, Inc.                                                    449                  6,219                  0.0%
     Lakeland Bancorp, Inc.                                                   53,747                590,680                  0.0%
#    Lakeland Financial Corp.                                                 26,619              1,103,091                  0.0%
     Landmark Bancorp, Inc.                                                    2,422                 57,886                  0.0%
     Legg Mason, Inc.                                                        222,398             11,564,696                  0.1%
     Leucadia National Corp.                                                 346,488              8,239,485                  0.1%
#    Life Partners Holdings, Inc.                                             19,377                 35,460                  0.0%
     Lincoln National Corp.                                                  239,090             13,092,568                  0.1%
     LNB Bancorp, Inc.                                                        13,999                196,546                  0.0%
     Loews Corp.                                                             228,808              9,976,029                  0.1%
     Louisiana Bancorp, Inc.                                                   3,600                 75,168                  0.0%
     LPL Financial Holdings, Inc.                                            134,021              5,547,129                  0.1%
     LSB Financial Corp.                                                         837                 36,476                  0.0%
#    M&T Bank Corp.                                                          112,759             13,776,895                  0.1%
#    Macatawa Bank Corp.                                                      39,247                204,477                  0.0%
*    Magyar Bancorp, Inc.                                                      2,122                 18,440                  0.0%
#    Maiden Holdings, Ltd.                                                   140,896              1,683,707                  0.0%
#    MainSource Financial Group, Inc.                                         30,280                550,793                  0.0%
*    Malvern Bancorp, Inc.                                                       694                  7,787                  0.0%
     Manning & Napier, Inc.                                                    3,895                 61,697                  0.0%
#*   Markel Corp.                                                             18,847             13,021,204                  0.1%
#    MarketAxess Holdings, Inc.                                               55,975              3,618,784                  0.0%
     Marlin Business Services Corp.                                           20,780                439,289                  0.0%
     Marsh & McLennan Cos., Inc.                                             132,000              7,176,840                  0.1%
#*   Maui Land & Pineapple Co., Inc.                                           7,073                 43,216                  0.0%
     MB Financial, Inc.                                                      130,034              4,102,573                  0.0%
*    MBIA, Inc.                                                              370,356              3,614,675                  0.0%
*    MBT Financial Corp.                                                      13,759                 63,979                  0.0%
     McGraw Hill Financial, Inc.                                              53,810              4,868,729                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#    Meadowbrook Insurance Group, Inc.                                        75,195   $            478,992                  0.0%
#    Medallion Financial Corp.                                                32,032                369,970                  0.0%
     Mercantile Bank Corp.                                                    17,291                341,151                  0.0%
#    Merchants Bancshares, Inc.                                                9,216                274,545                  0.0%
#    Mercury General Corp.                                                    95,008              5,046,825                  0.0%
*    Meridian Bancorp, Inc.                                                   69,543                788,618                  0.0%
#    Meta Financial Group, Inc.                                                3,022                113,355                  0.0%
     MetLife, Inc.                                                           390,841             21,199,216                  0.2%
*    Metro Bancorp, Inc.                                                      20,331                509,088                  0.0%
#*   MGIC Investment Corp.                                                   277,958              2,479,385                  0.0%
     MicroFinancial, Inc.                                                     16,382                137,445                  0.0%
     Mid Penn Bancorp, Inc.                                                    1,624                 25,156                  0.0%
#    MidSouth Bancorp, Inc.                                                   12,123                229,610                  0.0%
#    MidWestOne Financial Group, Inc.                                          7,672                204,689                  0.0%
#    Montpelier Re Holdings, Ltd.                                            100,596              3,333,751                  0.0%
     Moody's Corp.                                                            79,899              7,928,378                  0.1%
     Morgan Stanley                                                          616,044             21,530,738                  0.2%
*    MSB Financial Corp.                                                       1,360                 12,294                  0.0%
     MSCI, Inc.                                                              166,336              7,761,238                  0.1%
     MutualFirst Financial, Inc.                                               6,697                145,660                  0.0%
     NASDAQ OMX Group, Inc. (The)                                            216,461              9,364,103                  0.1%
     National Bank Holdings Corp. Class A                                        812                 15,907                  0.0%
#    National Interstate Corp.                                                27,018                768,392                  0.0%
     National Penn Bancshares, Inc.                                          299,288              3,079,678                  0.0%
     National Security Group, Inc. (The)                                         977                 13,297                  0.0%
#    National Western Life Insurance Co. Class A                               3,479                942,809                  0.0%
#*   Nationstar Mortgage Holdings, Inc.                                       19,504                684,980                  0.0%
*    Naugatuck Valley Financial Corp.                                          2,250                 17,888                  0.0%
     Navient Corp.                                                           386,302              7,641,054                  0.1%
*    Navigators Group, Inc. (The)                                             25,143              1,711,987                  0.0%
#    NBT Bancorp, Inc.                                                        77,810              1,998,161                  0.0%
     Nelnet, Inc. Class A                                                     62,463              2,972,614                  0.0%
#    New Hampshire Thrift Bancshares, Inc.                                     5,906                 93,433                  0.0%
#    New York Community Bancorp, Inc.                                        433,346              6,911,869                  0.1%
#*   NewBridge Bancorp                                                        16,536                147,005                  0.0%
#*   NewStar Financial, Inc.                                                  72,656                993,934                  0.0%
     Nicholas Financial, Inc.                                                  8,516                103,980                  0.0%
     Northeast Bancorp                                                           301                  2,712                  0.0%
     Northeast Community Bancorp, Inc.                                        10,493                 73,451                  0.0%
     Northern Trust Corp.                                                    180,967             11,998,112                  0.1%
#    Northfield Bancorp, Inc.                                                104,025              1,481,316                  0.0%
#    Northrim BanCorp, Inc.                                                    8,061                232,963                  0.0%
     Northway Financial, Inc.                                                  2,363                 47,851                  0.0%
#    Northwest Bancshares, Inc.                                              205,623              2,638,143                  0.0%
#    Norwood Financial Corp.                                                   2,272                 65,820                  0.0%
#    Ocean Shore Holding Co.                                                   8,012                115,373                  0.0%
#    OceanFirst Financial Corp.                                               28,564                473,305                  0.0%
#*   Ocwen Financial Corp.                                                   183,013              4,311,786                  0.0%
     OFG Bancorp                                                             120,028              1,868,836                  0.0%
     Ohio Valley Banc Corp.                                                    3,467                 82,757                  0.0%
     Old Line Bancshares, Inc.                                                 4,134                 66,061                  0.0%
     Old National Bancorp                                                    221,126              3,217,383                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     Old Republic International Corp.                                        445,788   $          6,584,289                  0.1%
*    Old Second Bancorp, Inc.                                                 13,666                 65,597                  0.0%
     OmniAmerican Bancorp, Inc.                                               18,051                488,099                  0.0%
#    OneBeacon Insurance Group, Ltd. Class A                                  46,988                748,519                  0.0%
     Oppenheimer Holdings, Inc. Class A                                       13,829                339,502                  0.0%
#    Oritani Financial Corp.                                                  90,259              1,333,125                  0.0%
     Pacific Continental Corp.                                                25,226                363,759                  0.0%
*    Pacific Mercantile Bancorp                                               10,106                 71,146                  0.0%
#*   Pacific Premier Bancorp, Inc.                                             7,368                119,288                  0.0%
     PacWest Bancorp                                                         205,608              8,771,237                  0.1%
#    Park National Corp.                                                      21,931              1,850,318                  0.0%
     Park Sterling Corp.                                                      27,958                214,158                  0.0%
     PartnerRe, Ltd.                                                          96,568             11,171,952                  0.1%
*    Patriot National Bancorp, Inc.                                            1,300                  2,392                  0.0%
#    Peapack Gladstone Financial Corp.                                        14,506                264,735                  0.0%
#    Penns Woods Bancorp, Inc.                                                 6,023                292,296                  0.0%
#    People's United Financial, Inc.                                         552,133              8,072,184                  0.1%
     Peoples Bancorp                                                           1,479                 35,718                  0.0%
     Peoples Bancorp of North Carolina, Inc.                                   4,359                 76,283                  0.0%
#    Peoples Bancorp, Inc.                                                    17,144                422,600                  0.0%
#*   PHH Corp.                                                                85,169              2,017,654                  0.0%
#*   Phoenix Cos., Inc. (The)                                                  8,763                520,172                  0.0%
#*   PICO Holdings, Inc.                                                      38,215                844,551                  0.0%
     Pinnacle Financial Partners, Inc.                                        57,965              2,272,228                  0.0%
#*   Piper Jaffray Cos.                                                       23,362              1,319,019                  0.0%
     Platinum Underwriters Holdings, Ltd.                                     60,202              3,770,451                  0.0%
     PNC Financial Services Group, Inc. (The)                                224,520             19,396,283                  0.2%
*    Popular, Inc.                                                           173,661              5,536,313                  0.1%
     PRA Group, Inc.                                                         112,149              7,093,424                  0.1%
     Preferred Bank                                                            4,437                117,935                  0.0%
     Premier Financial Bancorp, Inc.                                           6,752                 98,377                  0.0%
     Primerica, Inc.                                                         112,507              5,754,733                  0.1%
     Principal Financial Group, Inc.                                         329,033             17,231,458                  0.1%
     PrivateBancorp, Inc.                                                    126,941              4,102,733                  0.0%
     ProAssurance Corp.                                                      107,455              5,026,745                  0.0%
     Progressive Corp. (The)                                                 622,018             16,427,495                  0.1%
#    Prosperity Bancshares, Inc.                                             107,624              6,499,413                  0.1%
     Protective Life Corp.                                                   136,379              9,502,889                  0.1%
     Provident Financial Holdings, Inc.                                       13,977                203,785                  0.0%
     Provident Financial Services, Inc.                                      101,456              1,849,543                  0.0%
#    Prudential Bancorp, Inc.                                                  6,262                 75,958                  0.0%
     Prudential Financial, Inc.                                              194,894             17,255,915                  0.1%
*    PSB Holdings, Inc.                                                        3,341                 25,592                  0.0%
     Pulaski Financial Corp.                                                  14,284                170,979                  0.0%
#    Pzena Investment Management, Inc. Class A                                 7,981                 80,209                  0.0%
*    QC Holdings, Inc.                                                        17,425                 29,623                  0.0%
     QCR Holdings, Inc.                                                        2,716                 48,209                  0.0%
#    Radian Group, Inc.                                                      195,407              3,292,608                  0.0%
     Raymond James Financial, Inc.                                           160,094              8,986,076                  0.1%
#    RCS Capital Corp. Class A                                                26,246                430,697                  0.0%
#*   Realogy Holdings Corp.                                                   84,003              3,444,963                  0.0%
#*   Regional Management Corp.                                                 4,340                 50,604                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
          Regions Financial Corp.                                          1,268,728   $         12,598,469                  0.1%
          Reinsurance Group of America, Inc.                                 123,189             10,378,673                  0.1%
#         RenaissanceRe Holdings, Ltd.                                        79,147              8,178,260                  0.1%
#         Renasant Corp.                                                      46,426              1,399,744                  0.0%
          Republic Bancorp, Inc. Class A                                      27,977                678,442                  0.0%
#*        Republic First Bancorp, Inc.                                        20,055                 79,618                  0.0%
#         Resource America, Inc. Class A                                      36,988                352,866                  0.0%
*         Riverview Bancorp, Inc.                                             12,542                 51,046                  0.0%
#         RLI Corp.                                                           77,868              3,861,474                  0.0%
*         Royal Bancshares of Pennsylvania, Inc. Class A                      13,512                 25,267                  0.0%
#         S&T Bancorp, Inc.                                                   50,542              1,394,454                  0.0%
#*        Safeguard Scientifics, Inc.                                         34,390                686,080                  0.0%
          Safety Insurance Group, Inc.                                        61,117              3,812,478                  0.0%
          Salisbury Bancorp, Inc.                                              1,248                 34,258                  0.0%
#         Sandy Spring Bancorp, Inc.                                          39,949              1,030,684                  0.0%
          SB Financial Group, Inc.                                             2,715                 24,815                  0.0%
#*        Seacoast Banking Corp. of Florida                                   12,166                155,238                  0.0%
*         Security National Financial Corp. Class A                            3,116                 15,549                  0.0%
          SEI Investments Co.                                                111,366              4,305,410                  0.0%
*         Select Bancorp, Inc.                                                 2,277                 15,415                  0.0%
          Selective Insurance Group, Inc.                                     91,857              2,371,748                  0.0%
#*        Shore Bancshares, Inc.                                               6,595                 60,542                  0.0%
          SI Financial Group, Inc.                                            10,889                120,215                  0.0%
*         Siebert Financial Corp.                                              8,302                 18,181                  0.0%
#         Sierra Bancorp                                                      17,579                301,656                  0.0%
*         Signature Bank                                                      68,505              8,298,011                  0.1%
#         Simmons First National Corp. Class A                                29,381              1,233,708                  0.0%
          Simplicity Bancorp, Inc.                                            11,596                192,146                  0.0%
          SLM Corp.                                                          967,420              9,238,861                  0.1%
          South State Corp.                                                   41,778              2,519,631                  0.0%
*         Southcoast Financial Corp.                                           5,485                 38,066                  0.0%
(Degree)  Southern Community Financial Corp.                                  13,882                 12,851                  0.0%
*         Southern First Bancshares, Inc.                                      3,032                 44,085                  0.0%
          Southern Missouri Bancorp, Inc.                                      1,461                 54,013                  0.0%
#         Southern National Bancorp of Virginia, Inc.                          1,825                 21,134                  0.0%
#         Southside Bancshares, Inc.                                          31,959              1,073,183                  0.0%
          Southwest Bancorp, Inc.                                             30,163                543,839                  0.0%
          Southwest Georgia Financial Corp.                                    1,954                 26,379                  0.0%
#*        St Joe Co. (The)                                                   106,833              2,045,852                  0.0%
          StanCorp Financial Group, Inc.                                      90,086              6,266,382                  0.1%
          State Auto Financial Corp.                                          54,992              1,150,983                  0.0%
          State Street Corp.                                                 181,410             13,689,199                  0.1%
          Sterling Bancorp                                                   126,678              1,781,093                  0.0%
          Stewart Information Services Corp.                                  46,746              1,651,069                  0.0%
*         Stifel Financial Corp.                                             108,671              5,162,959                  0.1%
#         Stock Yards Bancorp, Inc.                                           22,032                733,225                  0.0%
*         Stratus Properties, Inc.                                             6,860                 94,805                  0.0%
          Suffolk Bancorp                                                     19,605                450,131                  0.0%
          Summit State Bank                                                    4,397                 56,677                  0.0%
#*        Sun Bancorp, Inc.                                                   10,180                205,636                  0.0%
          SunTrust Banks, Inc.                                               216,237              8,463,516                  0.1%
          Susquehanna Bancshares, Inc.                                       426,626              4,185,201                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#    Sussex Bancorp                                                            2,871   $             28,854                  0.0%
*    SVB Financial Group                                                      86,227              9,656,562                  0.1%
*    SWS Group, Inc.                                                          32,323                238,867                  0.0%
     Symetra Financial Corp.                                                 189,825              4,498,852                  0.0%
     Synovus Financial Corp.                                                 242,750              6,156,140                  0.1%
     T Rowe Price Group, Inc.                                                 51,606              4,236,337                  0.0%
     TCF Financial Corp.                                                     358,713              5,542,116                  0.1%
#    TD Ameritrade Holding Corp.                                             441,139             14,884,030                  0.1%
#*   Tejon Ranch Co.                                                          33,119                999,531                  0.0%
#    Territorial Bancorp, Inc.                                                16,671                358,093                  0.0%
#    Teton Advisors, Inc. Class A                                                 95                  4,845                  0.0%
#*   Texas Capital Bancshares, Inc.                                           69,835              4,270,410                  0.0%
     TFS Financial Corp.                                                     355,728              5,314,576                  0.1%
     Timberland Bancorp, Inc.                                                  5,770                 60,931                  0.0%
#    Tompkins Financial Corp.                                                 20,439              1,026,038                  0.0%
     Torchmark Corp.                                                         125,912              6,668,300                  0.1%
#    Towne Bank                                                               44,760                678,562                  0.0%
*    Transcontinental Realty Investors, Inc.                                     100                  1,150                  0.0%
     Travelers Cos., Inc. (The)                                              263,260             26,536,608                  0.2%
#*   Tree.com, Inc.                                                           18,558                686,460                  0.0%
#    Trico Bancshares                                                         25,949                682,459                  0.0%
#*   Trinity Place Holdings, Inc.                                             10,474                 60,330                  0.0%
#    TrustCo Bank Corp.                                                      163,861              1,196,185                  0.0%
     Trustmark Corp.                                                         145,668              3,544,102                  0.0%
     U.S. Bancorp                                                          1,031,884             43,958,258                  0.4%
#    UMB Financial Corp.                                                      75,320              4,487,566                  0.0%
     Umpqua Holdings Corp.                                                   210,516              3,705,082                  0.0%
#*   Unico American Corp.                                                        100                  1,164                  0.0%
     Union Bankshares Corp.                                                   73,745              1,657,788                  0.0%
     Union Bankshares, Inc.                                                    2,439                 59,731                  0.0%
#    United Bancshares, Inc.                                                   2,086                 30,915                  0.0%
#    United Bankshares, Inc.                                                 111,987              3,838,914                  0.0%
     United Community Bancorp                                                  1,156                 13,791                  0.0%
     United Community Banks, Inc.                                             83,736              1,509,760                  0.0%
#    United Community Financial Corp.                                         11,197                 57,329                  0.0%
     United Financial Bancorp, Inc.                                           81,522              1,143,754                  0.0%
     United Fire Group, Inc.                                                  51,432              1,670,511                  0.0%
#*   United Security Bancshares                                                8,860                 50,059                  0.0%
     Unity Bancorp, Inc.                                                       6,414                 58,752                  0.0%
     Universal Insurance Holdings, Inc.                                      133,147              2,330,072                  0.0%
     Univest Corp. of Pennsylvania                                            27,994                574,437                  0.0%
     Unum Group                                                              232,854              7,791,295                  0.1%
     Validus Holdings, Ltd.                                                  182,557              7,262,117                  0.1%
#    Valley National Bancorp                                                 328,369              3,277,123                  0.0%
#    ViewPoint Financial Group, Inc.                                          65,752              1,793,057                  0.0%
     Virtus Investment Partners, Inc.                                         14,427              2,585,463                  0.0%
     Voya Financial, Inc.                                                    136,664              5,364,062                  0.1%
     VSB Bancorp, Inc.                                                           134                  1,585                  0.0%
     Waddell & Reed Financial, Inc. Class A                                   62,426              2,980,217                  0.0%
#*   Walker & Dunlop, Inc.                                                    17,247                277,849                  0.0%
     Washington Federal, Inc.                                                234,825              5,126,230                  0.1%
#    Washington Trust Bancorp, Inc.                                           27,109              1,040,172                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     Waterstone Financial, Inc.                                               26,989   $            330,345                  0.0%
     Wayne Savings Bancshares, Inc.                                            1,615                 20,753                  0.0%
     Webster Financial Corp.                                                 209,020              6,550,687                  0.1%
     Wells Fargo & Co.                                                     2,946,809            156,446,090                  1.2%
#    WesBanco, Inc.                                                           45,338              1,562,347                  0.0%
#    West Bancorporation, Inc.                                                23,486                389,398                  0.0%
#    Westamerica Bancorporation                                               47,131              2,325,444                  0.0%
*    Western Alliance Bancorp                                                179,550              4,779,621                  0.0%
     Westfield Financial, Inc.                                                39,650                280,326                  0.0%
#    Westwood Holdings Group, Inc.                                             8,589                579,757                  0.0%
     Willis Group Holdings P.L.C.                                            162,234              6,575,344                  0.1%
     Wilshire Bancorp, Inc.                                                  190,925              1,890,157                  0.0%
     Wintrust Financial Corp.                                                 99,568              4,611,990                  0.0%
#*   WisdomTree Investments, Inc.                                            102,904              1,517,834                  0.0%
#*   World Acceptance Corp.                                                   24,217              1,735,390                  0.0%
     WR Berkley Corp.                                                        153,925              7,933,294                  0.1%
     WSFS Financial Corp.                                                      1,798                141,413                  0.0%
     WVS Financial Corp.                                                       2,157                 23,565                  0.0%
     XL Group P.L.C.                                                         280,092              9,489,517                  0.1%
*    Yadkin Financial Corp.                                                    7,065                137,132                  0.0%
     Zions Bancorporation                                                    321,339              9,309,191                  0.1%
                                                                                       --------------------   ------------------
Total Financials                                                                              2,186,790,687                 16.9%
                                                                                       --------------------   ------------------
Health Care -- (9.7%)
#    Abaxis, Inc.                                                             12,970                683,000                  0.0%
     Abbott Laboratories                                                     348,984             15,212,213                  0.1%
#    AbbVie, Inc.                                                            305,517             19,388,109                  0.2%
#*   Acadia Healthcare Co., Inc.                                              62,431              3,873,844                  0.0%
#*   Accelerate Diagnostics, Inc.                                              2,471                 53,670                  0.0%
#*   Accretive Health, Inc.                                                   10,626                 76,507                  0.0%
#*   Accuray, Inc.                                                            92,130                583,183                  0.0%
#*   Acorda Therapeutics, Inc.                                                55,709              1,939,787                  0.0%
*    Actavis P.L.C.                                                          166,039             40,304,307                  0.3%
#*   Adcare Health Systems, Inc.                                               4,107                 17,742                  0.0%
*    Addus HomeCare Corp.                                                     18,395                365,509                  0.0%
     Aetna, Inc.                                                             245,037             20,218,003                  0.2%
#*   Affymetrix, Inc.                                                        129,136              1,163,515                  0.0%
     Agilent Technologies, Inc.                                              111,495              6,163,444                  0.1%
#*   Air Methods Corp.                                                       116,928              5,522,509                  0.1%
#*   Akorn, Inc.                                                             123,366              5,495,955                  0.1%
#*   Albany Molecular Research, Inc.                                          46,348              1,078,054                  0.0%
*    Alere, Inc.                                                             142,568              5,698,443                  0.1%
*    Alexion Pharmaceuticals, Inc.                                            36,176              6,922,639                  0.1%
#*   Align Technology, Inc.                                                   80,275              4,224,070                  0.0%
*    Alkermes P.L.C.                                                          49,654              2,510,010                  0.0%
     Allergan, Inc.                                                           33,891              6,441,323                  0.1%
#*   Alliance HealthCare Services, Inc.                                       12,755                307,778                  0.0%
*    Allied Healthcare Products, Inc.                                          6,964                 13,092                  0.0%
*    Allscripts Healthcare Solutions, Inc.                                   313,825              4,305,679                  0.0%
*    Almost Family, Inc.                                                      14,377                423,259                  0.0%
#*   Alnylam Pharmaceuticals, Inc.                                            41,355              3,835,263                  0.0%
#*   Alphatec Holdings, Inc.                                                  95,998                145,917                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
#*   AMAG Pharmaceuticals, Inc.                                               27,690   $            914,047                  0.0%
#*   Amedisys, Inc.                                                           56,578              1,476,686                  0.0%
*    American Shared Hospital Services                                         4,179                  9,068                  0.0%
     AmerisourceBergen Corp.                                                 109,181              9,325,149                  0.1%
     Amgen, Inc.                                                             233,507             37,870,165                  0.3%
*    AMN Healthcare Services, Inc.                                            86,449              1,482,600                  0.0%
#*   Amsurg Corp.                                                             75,887              4,098,657                  0.0%
     Analogic Corp.                                                           19,808              1,444,796                  0.0%
#*   AngioDynamics, Inc.                                                      50,081                851,377                  0.0%
#*   ANI Pharmaceuticals, Inc.                                                 1,410                 47,884                  0.0%
#*   Anika Therapeutics, Inc.                                                 42,747              1,715,865                  0.0%
*    Arqule, Inc.                                                             26,787                 30,805                  0.0%
*    Arrhythmia Research Technology, Inc.                                      1,790                 11,546                  0.0%
#*   athenahealth, Inc.                                                       10,282              1,259,545                  0.0%
#*   AtriCure, Inc.                                                            7,590                132,370                  0.0%
#    Atrion Corp.                                                              3,127              1,031,941                  0.0%
#*   Auxilium Pharmaceuticals, Inc.                                           85,664              2,755,811                  0.0%
*    AVEO Pharmaceuticals, Inc.                                               13,498                 13,093                  0.0%
     Baxter International, Inc.                                              121,749              8,539,475                  0.1%
     Becton Dickinson and Co.                                                 33,405              4,299,223                  0.0%
*    Bio-Rad Laboratories, Inc. Class A                                       35,403              3,994,166                  0.0%
*    Bio-Rad Laboratories, Inc. Class B                                        2,960                319,576                  0.0%
#*   Bio-Reference Laboratories, Inc.                                         36,510              1,096,760                  0.0%
     Bio-Techne Corp.                                                         17,238              1,569,520                  0.0%
#*   Bioanalytical Systems, Inc.                                               2,068                  4,756                  0.0%
*    Biogen Idec, Inc.                                                        37,807             12,139,072                  0.1%
*    BioMarin Pharmaceutical, Inc.                                            35,450              2,924,625                  0.0%
#*   BioScrip, Inc.                                                          183,767              1,187,135                  0.0%
*    Biospecifics Technologies Corp.                                           2,470                 99,096                  0.0%
*    Biota Pharmaceuticals, Inc.                                               5,213                 12,772                  0.0%
#*   BioTelemetry, Inc.                                                       40,437                339,266                  0.0%
*    Boston Scientific Corp.                                                 946,021             12,563,159                  0.1%
#*   Bovie Medical Corp.                                                      16,167                 63,698                  0.0%
     Bristol-Myers Squibb Co.                                                238,259             13,864,291                  0.1%
*    Brookdale Senior Living, Inc.                                           188,575              6,356,863                  0.1%
*    Bruker Corp.                                                             71,441              1,480,972                  0.0%
*    Cambrex Corp.                                                            71,752              1,512,532                  0.0%
     Cantel Medical Corp.                                                     67,806              2,874,974                  0.0%
#*   Capital Senior Living Corp.                                              55,234              1,242,765                  0.0%
     Cardinal Health, Inc.                                                   103,083              8,089,954                  0.1%
*    CareFusion Corp.                                                        203,373             11,667,509                  0.1%
*    Catalyst Pharmaceutical Partners, Inc.                                      890                  2,643                  0.0%
*    Celgene Corp.                                                           144,936             15,521,196                  0.1%
#*   Celsion Corp.                                                             1,650                  4,521                  0.0%
*    Centene Corp.                                                            71,323              6,609,502                  0.1%
*    Cepheid                                                                   1,437                 76,175                  0.0%
*    Cerner Corp.                                                             52,076              3,298,494                  0.0%
*    Charles River Laboratories International, Inc.                          114,374              7,223,862                  0.1%
#    Chemed Corp.                                                             31,925              3,299,768                  0.0%
     Cigna Corp.                                                             203,814             20,293,760                  0.2%
#*   Columbia Laboratories, Inc.                                                 811                  5,012                  0.0%
*    Community Health Systems, Inc.                                          237,270             13,042,732                  0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
#         Computer Programs & Systems, Inc.                                   17,153   $          1,080,296                  0.0%
          CONMED Corp.                                                        43,673              1,833,829                  0.0%
(Degree)  Contra Furiex Pharmaceuticals                                       14,153                138,275                  0.0%
          Cooper Cos., Inc. (The)                                             74,291             12,176,295                  0.1%
*         Corvel Corp.                                                        31,890              1,097,654                  0.0%
*         Covance, Inc.                                                       73,012              5,833,659                  0.1%
          Covidien P.L.C.                                                     90,669              8,381,442                  0.1%
          CR Bard, Inc.                                                       27,566              4,519,997                  0.0%
#*        Cross Country Healthcare, Inc.                                      49,969                483,200                  0.0%
          CryoLife, Inc.                                                      42,034                431,269                  0.0%
#*        Cubist Pharmaceuticals, Inc.                                        92,878              6,714,151                  0.1%
#*        Cumberland Pharmaceuticals, Inc.                                    29,618                145,128                  0.0%
*         Cutera, Inc.                                                        22,365                234,833                  0.0%
#*        Cyberonics, Inc.                                                    26,907              1,412,618                  0.0%
#*        Cynosure, Inc. Class A                                              36,379                920,025                  0.0%
*         DaVita HealthCare Partners, Inc.                                   313,677             24,488,763                  0.2%
          Daxor Corp.                                                          5,407                 34,686                  0.0%
#         DENTSPLY International, Inc.                                        96,933              4,921,288                  0.0%
#*        Depomed, Inc.                                                       86,208              1,327,603                  0.0%
#*        DexCom, Inc.                                                         6,394                287,410                  0.0%
          Digirad Corp.                                                       23,800                102,340                  0.0%
#*        Durect Corp.                                                        40,784                 29,772                  0.0%
#*        Dynavax Technologies Corp.                                          23,749                 38,948                  0.0%
*         Edwards Lifesciences Corp.                                          36,693              4,436,918                  0.0%
          Eli Lilly & Co.                                                    162,916             10,806,218                  0.1%
#*        Emergent Biosolutions, Inc.                                         61,423              1,389,388                  0.0%
*         Endo International P.L.C.                                          104,687              7,005,654                  0.1%
          Ensign Group, Inc. (The)                                            47,412              1,835,793                  0.0%
#*        EnteroMedics, Inc.                                                     417                    559                  0.0%
*         Envision Healthcare Holdings, Inc.                                  13,884                485,246                  0.0%
#*        Enzo Biochem, Inc.                                                  53,941                281,572                  0.0%
#*        EPIRUS Biopharmaceuticals, Inc.                                        890                  4,406                  0.0%
#*        Exact Sciences Corp.                                                15,692                377,706                  0.0%
*         Exactech, Inc.                                                      20,340                433,242                  0.0%
#*        ExamWorks Group, Inc.                                               66,456              2,577,164                  0.0%
*         Express Scripts Holding Co.                                        462,397             35,521,338                  0.3%
*         Five Star Quality Care, Inc.                                        82,966                342,650                  0.0%
*         Gentiva Health Services, Inc.                                       57,592              1,134,562                  0.0%
*         Gilead Sciences, Inc.                                              289,862             32,464,544                  0.3%
#*        Globus Medical, Inc. Class A                                       114,948              2,548,397                  0.0%
*         Greatbatch, Inc.                                                    39,027              1,958,765                  0.0%
*         Haemonetics Corp.                                                   90,565              3,416,112                  0.0%
#*        Hanger, Inc.                                                        54,530              1,304,903                  0.0%
*         Harvard Apparatus Regenerative Technology, Inc.                     10,276                 64,533                  0.0%
*         Harvard Bioscience, Inc.                                            41,105                197,304                  0.0%
*         HCA Holdings, Inc.                                                  46,506              3,257,745                  0.0%
*         Health Net, Inc.                                                   136,519              6,486,018                  0.1%
#         HealthSouth Corp.                                                   77,142              3,111,137                  0.0%
#*        HealthStream, Inc.                                                  26,746                828,056                  0.0%
*         Healthways, Inc.                                                    60,952                944,756                  0.0%
*         Henry Schein, Inc.                                                  63,424              7,612,783                  0.1%
          Hill-Rom Holdings, Inc.                                            153,872              6,844,227                  0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
#*          HMS Holdings Corp.                                                55,431   $          1,287,662                  0.0%
*           Hologic, Inc.                                                    252,918              6,623,922                  0.1%
*           Hospira, Inc.                                                    117,874              6,329,834                  0.1%
            Humana, Inc.                                                     181,094             25,144,902                  0.2%
*           Hyperion Therapeutics, Inc.                                        2,051                 49,839                  0.0%
#*          ICU Medical, Inc.                                                 24,911              1,766,190                  0.0%
#*          Idera Pharmaceuticals, Inc.                                       30,405                 77,533                  0.0%
#*          IDEXX Laboratories, Inc.                                          28,740              4,071,596                  0.0%
*           Illumina, Inc.                                                    19,907              3,833,690                  0.0%
*           Impax Laboratories, Inc.                                         115,042              3,332,767                  0.0%
#*          Incyte Corp.                                                      86,152              5,777,353                  0.1%
#*          Infinity Pharmaceuticals, Inc.                                    22,453                305,810                  0.0%
*           Insys Therapeutics, Inc.                                             369                 15,009                  0.0%
*           Integra LifeSciences Holdings Corp.                               44,625              2,280,784                  0.0%
*           Intuitive Surgical, Inc.                                           5,321              2,638,152                  0.0%
#           Invacare Corp.                                                    53,931                847,256                  0.0%
#*          IPC The Hospitalist Co., Inc.                                     28,824              1,200,808                  0.0%
*           Iridex Corp.                                                       6,507                 50,885                  0.0%
#*          Isis Pharmaceuticals, Inc.                                        22,929              1,056,110                  0.0%
#*          Jazz Pharmaceuticals P.L.C.                                       24,763              4,180,985                  0.0%
            Johnson & Johnson                                                765,223             82,475,735                  0.6%
#*          Keryx Biopharmaceuticals, Inc.                                     5,600                 94,360                  0.0%
            Kewaunee Scientific Corp.                                          3,000                 52,200                  0.0%
            Kindred Healthcare, Inc.                                         125,320              2,725,710                  0.0%
*           Laboratory Corp. of America Holdings                             108,408             11,847,910                  0.1%
#           Landauer, Inc.                                                     5,650                202,214                  0.0%
#*          Lannett Co., Inc.                                                 58,106              3,295,772                  0.0%
            LeMaitre Vascular, Inc.                                           22,583                165,308                  0.0%
#*          LHC Group, Inc.                                                   30,131                733,690                  0.0%
*           LifePoint Hospitals, Inc.                                         79,199              5,543,930                  0.1%
#*          Ligand Pharmaceuticals, Inc. Class B                              21,542              1,190,626                  0.0%
#*          Luminex Corp.                                                     56,331              1,070,289                  0.0%
*           Magellan Health Services, Inc.                                    54,594              3,304,029                  0.0%
#*          Mallinckrodt P.L.C.                                               97,158              8,956,024                  0.1%
*           Masimo Corp.                                                      76,034              1,919,098                  0.0%
#*          Mast Therapeutics, Inc.                                           25,886                 13,173                  0.0%
            McKesson Corp.                                                    54,224             11,029,704                  0.1%
*           MedAssets, Inc.                                                  107,780              2,334,515                  0.0%
(Degree)#*  MedCath Corp.                                                     26,258                     --                  0.0%
#*          Medicines Co. (The)                                              109,846              2,781,301                  0.0%
*           MediciNova, Inc.                                                   5,363                 19,146                  0.0%
*           Medivation, Inc.                                                  21,340              2,255,638                  0.0%
#*          MEDNAX, Inc.                                                     167,446             10,453,654                  0.1%
#           Medtronic, Inc.                                                  259,909             17,715,397                  0.1%
            Merck & Co., Inc.                                              1,331,605             77,153,194                  0.6%
*           Merge Healthcare, Inc.                                             7,819                 21,502                  0.0%
#           Meridian Bioscience, Inc.                                         35,477                657,744                  0.0%
#*          Merit Medical Systems, Inc.                                       75,202              1,139,310                  0.0%
*           Mettler-Toledo International, Inc.                                12,711              3,285,412                  0.0%
*           Misonix, Inc.                                                      8,260                110,354                  0.0%
#*          Molina Healthcare, Inc.                                           76,298              3,711,135                  0.0%
*           Momenta Pharmaceuticals, Inc.                                     88,278                963,113                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
#*   MWI Veterinary Supply, Inc.                                              19,156   $          3,249,911                  0.0%
#*   Mylan, Inc.                                                             115,253              6,171,798                  0.1%
#*   Myriad Genetics, Inc.                                                   134,178              5,298,689                  0.0%
     National Healthcare Corp.                                                20,065              1,210,120                  0.0%
#*   National Research Corp. Class A                                          29,412                467,357                  0.0%
#*   National Research Corp. Class B                                           4,902                160,393                  0.0%
*    Natus Medical, Inc.                                                      58,055              1,973,870                  0.0%
#*   Neogen Corp.                                                             29,077              1,276,480                  0.0%
*    NPS Pharmaceuticals, Inc.                                                 2,500                 68,500                  0.0%
*    NuVasive, Inc.                                                           75,518              3,088,686                  0.0%
     Omnicare, Inc.                                                          141,165              9,400,177                  0.1%
*    Omnicell, Inc.                                                           58,316              1,884,190                  0.0%
#*   OncoGenex Pharmaceutical, Inc.                                            1,700                  3,808                  0.0%
#*   Opko Health, Inc.                                                       388,769              3,246,221                  0.0%
#*   OraSure Technologies, Inc.                                               60,788                544,053                  0.0%
*    Orthofix International NV                                                32,028                940,022                  0.0%
#    Owens & Minor, Inc.                                                     113,036              3,766,360                  0.0%
#*   Pacific Biosciences of California, Inc.                                  66,354                435,282                  0.0%
#*   Pacira Pharmaceuticals, Inc.                                              4,933                457,881                  0.0%
*    Pain Therapeutics, Inc.                                                  50,349                 87,607                  0.0%
     Paratek Pharmaceuticals, Inc.                                             1,918                 31,174                  0.0%
#*   PAREXEL International Corp.                                             121,708              6,609,961                  0.1%
#    Patterson Cos., Inc.                                                    142,309              6,134,941                  0.1%
#*   PDI, Inc.                                                                21,336                 38,832                  0.0%
#    PDL BioPharma, Inc.                                                     149,198              1,272,659                  0.0%
     PerkinElmer, Inc.                                                       195,649              8,495,080                  0.1%
#*   Pernix Therapeutics Holdings, Inc.                                        7,120                 69,420                  0.0%
     Perrigo Co. P.L.C.                                                       35,679              5,760,375                  0.1%
     Pfizer, Inc.                                                          3,831,803            114,762,500                  0.9%
#*   Pharmacyclics, Inc.                                                      11,655              1,522,959                  0.0%
*    PharMerica Corp.                                                         72,424              2,077,845                  0.0%
#*   PhotoMedex, Inc.                                                          7,613                 29,234                  0.0%
#    Pozen, Inc.                                                              43,128                391,171                  0.0%
*    Prestige Brands Holdings, Inc.                                           90,105              3,191,519                  0.0%
#*   Progenics Pharmaceuticals, Inc.                                          99,984                482,923                  0.0%
*    ProPhase Labs, Inc.                                                      19,981                 27,774                  0.0%
*    Providence Service Corp. (The)                                           40,863              1,805,327                  0.0%
#*   pSivida Corp.                                                            22,452                 88,461                  0.0%
     Psychemedics Corp.                                                        1,810                 26,136                  0.0%
#*   Puma Biotechnology, Inc.                                                    690                172,914                  0.0%
#    Quality Systems, Inc.                                                    84,006              1,269,331                  0.0%
#    Quest Diagnostics, Inc.                                                 126,605              8,034,353                  0.1%
#*   Quidel Corp.                                                             50,738              1,448,570                  0.0%
*    Quintiles Transnational Holdings, Inc.                                    6,463                378,344                  0.0%
#*   RadNet, Inc.                                                             66,612                619,492                  0.0%
*    Receptos, Inc.                                                           10,193              1,056,504                  0.0%
*    Regeneron Pharmaceuticals, Inc.                                          22,072              8,690,188                  0.1%
#*   Repligen Corp.                                                           54,646              1,378,172                  0.0%
#    ResMed, Inc.                                                             67,431              3,521,247                  0.0%
#*   Retractable Technologies, Inc.                                            7,725                 27,887                  0.0%
#*   Rigel Pharmaceuticals, Inc.                                             102,876                203,694                  0.0%
#*   RTI Surgical, Inc.                                                       87,990                447,869                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
#*   Sagent Pharmaceuticals, Inc.                                             33,515   $          1,060,415                  0.0%
#*   Salix Pharmaceuticals, Ltd.                                              24,827              3,571,364                  0.0%
#*   Sciclone Pharmaceuticals, Inc.                                           88,042                672,641                  0.0%
#*   Seattle Genetics, Inc.                                                   38,000              1,393,460                  0.0%
#    Select Medical Holdings Corp.                                           226,121              3,260,665                  0.0%
     Simulations Plus, Inc.                                                    4,400                 27,896                  0.0%
#*   Sirona Dental Systems, Inc.                                              69,168              5,433,146                  0.1%
#*   Skilled Healthcare Group, Inc. Class A                                   34,371                238,191                  0.0%
     Span-America Medical Systems, Inc.                                        3,812                 71,856                  0.0%
*    Special Diversified Opportunities, Inc.                                  14,178                 16,872                  0.0%
#*   Spectrum Pharmaceuticals, Inc.                                           95,574                724,451                  0.0%
     St Jude Medical, Inc.                                                   107,707              6,911,558                  0.1%
#*   Staar Surgical Co.                                                       26,138                250,141                  0.0%
#*   StemCells, Inc.                                                             545                    649                  0.0%
#*   Stereotaxis, Inc.                                                         4,433                  8,777                  0.0%
#    STERIS Corp.                                                             89,775              5,548,095                  0.1%
     Stryker Corp.                                                            51,444              4,502,893                  0.0%
#*   Sucampo Pharmaceuticals, Inc. Class A                                    14,749                127,136                  0.0%
#*   SunLink Health Systems, Inc.                                              3,122                  5,464                  0.0%
#*   SurModics, Inc.                                                          27,984                605,854                  0.0%
*    Symmetry Medical, Inc.                                                   65,054                644,035                  0.0%
*    Targacept, Inc.                                                           9,807                 22,948                  0.0%
*    Taro Pharmaceutical Industries, Ltd.                                      1,519                245,987                  0.0%
*    Team Health Holdings, Inc.                                               58,924              3,685,107                  0.0%
#    Teleflex, Inc.                                                           68,284              7,792,570                  0.1%
#*   Tenet Healthcare Corp.                                                  164,303              9,209,183                  0.1%
#*   Theravance Biopharma, Inc.                                                3,588                 65,660                  0.0%
     Thermo Fisher Scientific, Inc.                                          169,955             19,981,609                  0.2%
#*   Thoratec Corp.                                                           97,164              2,640,918                  0.0%
#*   Tornier NV                                                               25,474                711,998                  0.0%
#*   Triple-S Management Corp. Class B                                        40,623                899,393                  0.0%
#*   United Therapeutics Corp.                                                60,724              7,953,022                  0.1%
     UnitedHealth Group, Inc.                                                576,403             54,764,049                  0.4%
#*   Universal American Corp.                                                144,411              1,345,911                  0.0%
     Universal Health Services, Inc. Class B                                 110,174             11,426,146                  0.1%
*    Uroplasty, Inc.                                                           2,767                  6,918                  0.0%
#    US Physical Therapy, Inc.                                                21,342                920,907                  0.0%
#    Utah Medical Products, Inc.                                               6,006                341,141                  0.0%
#*   Varian Medical Systems, Inc.                                             33,025              2,778,063                  0.0%
#*   Vascular Solutions, Inc.                                                 27,906                820,715                  0.0%
*    VCA, Inc.                                                               174,938              7,971,925                  0.1%
*    Vertex Pharmaceuticals, Inc.                                             30,622              3,449,262                  0.0%
*    Vical, Inc.                                                              19,691                 24,614                  0.0%
#*   Volcano Corp.                                                            31,538                319,165                  0.0%
*    Waters Corp.                                                             16,195              1,794,406                  0.0%
*    WellCare Health Plans, Inc.                                              79,733              5,411,479                  0.1%
     WellPoint, Inc.                                                         203,028             25,721,617                  0.2%
#    West Pharmaceutical Services, Inc.                                      107,900              5,529,875                  0.1%
#*   Wright Medical Group, Inc.                                               77,860              2,461,933                  0.0%
#*   XenoPort, Inc.                                                            1,326                  8,990                  0.0%
     Zimmer Holdings, Inc.                                                   130,497             14,516,486                  0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
          Zoetis, Inc.                                                       592,493   $         22,017,040                  0.2%
                                                                                       --------------------   ------------------
Total Health Care                                                                             1,403,168,361                 10.9%
                                                                                       --------------------   ------------------
Industrials -- (12.7%)
          3M Co.                                                             139,848             21,504,427                  0.2%
#         AAON, Inc.                                                          89,218              1,753,134                  0.0%
#         AAR Corp.                                                           64,754              1,715,981                  0.0%
          ABM Industries, Inc.                                               100,212              2,769,860                  0.0%
#         Acacia Research Corp.                                               71,606              1,288,908                  0.0%
*         ACCO Brands Corp.                                                  197,605              1,626,289                  0.0%
*         Accuride Corp.                                                      34,436                165,982                  0.0%
#         Aceto Corp.                                                         52,192              1,186,846                  0.0%
          Acme United Corp.                                                    2,302                 39,710                  0.0%
*         Active Power, Inc.                                                     920                  1,693                  0.0%
#         Actuant Corp. Class A                                              121,522              3,851,032                  0.0%
          Acuity Brands, Inc.                                                 40,035              5,582,080                  0.1%
#*        Adept Technology, Inc.                                              14,123                 99,991                  0.0%
#         ADT Corp. (The)                                                    204,867              7,342,433                  0.1%
#*        Advisory Board Co. (The)                                            27,568              1,479,575                  0.0%
*         AECOM Technology Corp.                                             223,959              7,289,865                  0.1%
#*        Aegion Corp.                                                        85,406              1,564,638                  0.0%
#*        AeroCentury Corp.                                                    1,459                 16,224                  0.0%
*         Aerovironment, Inc.                                                 45,391              1,391,234                  0.0%
#         AGCO Corp.                                                         164,243              7,277,607                  0.1%
          Air Lease Corp.                                                    100,259              3,668,477                  0.0%
*         Air Transport Services Group, Inc.                                 113,524                928,626                  0.0%
          Aircastle, Ltd.                                                     51,314                979,071                  0.0%
          Alamo Group, Inc.                                                   20,867                893,942                  0.0%
          Alaska Air Group, Inc.                                             263,148             14,007,368                  0.1%
          Albany International Corp. Class A                                  47,742              1,803,693                  0.0%
#         Allegiant Travel Co.                                                34,192              4,563,606                  0.0%
          Allegion P.L.C.                                                     52,413              2,782,606                  0.0%
          Alliant Techsystems, Inc.                                           57,754              6,754,908                  0.1%
(Degree)  Allied Defense Group, Inc.                                           8,042                    643                  0.0%
          Allied Motion Technologies, Inc.                                     6,678                 98,033                  0.0%
          Allison Transmission Holdings, Inc.                                317,716             10,319,416                  0.1%
#         Altra Industrial Motion Corp.                                       53,496              1,686,194                  0.0%
          AMERCO                                                              34,472              9,346,049                  0.1%
#*        Ameresco, Inc. Class A                                              37,184                306,396                  0.0%
          American Airlines Group, Inc.                                      199,017              8,229,353                  0.1%
#         American Railcar Industries, Inc.                                   39,572              2,604,233                  0.0%
#         American Science & Engineering, Inc.                                13,412                741,684                  0.0%
#*        American Superconductor Corp.                                        9,532                 12,487                  0.0%
*         American Woodmark Corp.                                             30,083              1,230,696                  0.0%
          AMETEK, Inc.                                                       237,482             12,384,686                  0.1%
*         AMREP Corp.                                                          9,572                 37,235                  0.0%
          AO Smith Corp.                                                     116,746              6,228,399                  0.1%
          Apogee Enterprises, Inc.                                            54,377              2,387,150                  0.0%
#         Applied Industrial Technologies, Inc.                               75,080              3,664,655                  0.0%
*         ARC Document Solutions, Inc.                                        94,386                958,018                  0.0%
          ArcBest Corp.                                                       42,847              1,658,179                  0.0%
          Argan, Inc.                                                         42,440              1,477,336                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#*   Armstrong World Industries, Inc.                                        104,022   $          5,036,745                  0.1%
#*   Arotech Corp.                                                             5,156                 15,210                  0.0%
     Astec Industries, Inc.                                                   41,398              1,569,398                  0.0%
#*   Astronics Corp.                                                          19,607              1,015,839                  0.0%
#*   Astronics Corp. Class B                                                   8,343                431,333                  0.0%
#*   Atlas Air Worldwide Holdings, Inc.                                       65,782              2,428,671                  0.0%
#*   Avalon Holdings Corp. Class A                                             1,202                  4,207                  0.0%
*    Avis Budget Group, Inc.                                                 256,531             14,301,603                  0.1%
     AZZ, Inc.                                                                50,839              2,377,232                  0.0%
*    B/E Aerospace, Inc.                                                     114,075              8,492,884                  0.1%
     Babcock & Wilcox Co. (The)                                              129,356              3,699,582                  0.0%
#    Baltic Trading, Ltd.                                                     21,705                 81,394                  0.0%
     Barnes Group, Inc.                                                       98,142              3,588,072                  0.0%
#    Barrett Business Services, Inc.                                          13,746                323,168                  0.0%
#*   Beacon Roofing Supply, Inc.                                              96,324              2,665,285                  0.0%
*    Blount International, Inc.                                              171,527              2,626,078                  0.0%
#*   BlueLinx Holdings, Inc.                                                  86,144                103,373                  0.0%
     Boeing Co. (The)                                                        124,433             15,542,926                  0.1%
     Brady Corp. Class A                                                      86,301              2,057,416                  0.0%
*    Breeze-Eastern Corp.                                                     12,352                128,584                  0.0%
#    Briggs & Stratton Corp.                                                  91,256              1,844,284                  0.0%
     Brink's Co. (The)                                                        97,110              2,039,310                  0.0%
*    Broadwind Energy, Inc.                                                    2,072                 13,219                  0.0%
#*   Builders FirstSource, Inc.                                               83,255                493,702                  0.0%
#*   CAI International, Inc.                                                  36,219                762,410                  0.0%
     Carlisle Cos., Inc.                                                      93,716              8,329,478                  0.1%
#*   Casella Waste Systems, Inc. Class A                                      38,456                173,052                  0.0%
     Caterpillar, Inc.                                                       256,407             26,002,234                  0.2%
#*   CBIZ, Inc.                                                              110,621              1,021,032                  0.0%
     CDI Corp.                                                                29,428                505,867                  0.0%
#    Ceco Environmental Corp.                                                 31,518                451,338                  0.0%
     Celadon Group, Inc.                                                      53,887              1,048,641                  0.0%
#    CH Robinson Worldwide, Inc.                                              64,641              4,473,804                  0.0%
#*   Chart Industries, Inc.                                                   42,909              1,997,414                  0.0%
#    Chicago Bridge & Iron Co. NV                                             46,220              2,525,461                  0.0%
     Chicago Rivet & Machine Co.                                                 653                 20,263                  0.0%
     Cintas Corp.                                                            116,576              8,538,026                  0.1%
     CIRCOR International, Inc.                                               30,383              2,283,282                  0.0%
     Civeo Corp.                                                             196,714              2,397,944                  0.0%
     CLARCOR, Inc.                                                            67,886              4,545,647                  0.0%
#*   Clean Harbors, Inc.                                                     101,624              5,043,599                  0.1%
#*   Colfax Corp.                                                             89,372              4,860,049                  0.0%
     Columbus McKinnon Corp.                                                  35,621              1,013,417                  0.0%
     Comfort Systems USA, Inc.                                                69,011              1,060,009                  0.0%
#*   Command Security Corp.                                                   10,654                 23,972                  0.0%
#*   Commercial Vehicle Group, Inc.                                           30,504                199,801                  0.0%
     Compx International, Inc.                                                 3,471                 38,632                  0.0%
     Con-way, Inc.                                                           160,978              6,981,616                  0.1%
#    Copa Holdings SA Class A                                                 43,252              5,057,024                  0.1%
*    Copart, Inc.                                                            117,312              3,922,913                  0.0%
     Corporate Executive Board Co. (The)                                      57,180              4,214,166                  0.0%
     Courier Corp.                                                            21,176                287,358                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#    Covanta Holding Corp.                                                   267,782   $          5,909,949                  0.1%
*    Covenant Transportation Group, Inc. Class A                              12,060                250,124                  0.0%
#*   CPI Aerostructures, Inc.                                                  8,781                 83,859                  0.0%
*    CRA International, Inc.                                                  14,257                427,710                  0.0%
     Crane Co.                                                                81,395              5,074,978                  0.1%
     CSX Corp.                                                               795,533             28,344,841                  0.2%
     Cubic Corp.                                                              42,291              2,040,118                  0.0%
     Cummins, Inc.                                                            33,362              4,876,857                  0.1%
     Curtiss-Wright Corp.                                                     78,292              5,418,589                  0.1%
     Danaher Corp.                                                           298,700             24,015,480                  0.2%
#    Deere & Co.                                                             164,066             14,034,206                  0.1%
     Delta Air Lines, Inc.                                                   624,896             25,139,566                  0.2%
#    Deluxe Corp.                                                            124,496              7,569,357                  0.1%
#*   DigitalGlobe, Inc.                                                      125,841              3,597,794                  0.0%
#    Donaldson Co., Inc.                                                      75,034              3,119,914                  0.0%
#    Douglas Dynamics, Inc.                                                   46,691                967,904                  0.0%
     Dover Corp.                                                             201,847             16,034,726                  0.1%
*    Ducommun, Inc.                                                           17,367                458,662                  0.0%
#    Dun & Bradstreet Corp. (The)                                             30,081              3,694,248                  0.0%
*    DXP Enterprises, Inc.                                                    25,098              1,663,746                  0.0%
*    Dycom Industries, Inc.                                                   64,678              2,030,242                  0.0%
#    Dynamic Materials Corp.                                                  20,382                371,156                  0.0%
*    Eagle Bulk Shipping, Inc.                                                     1                     17                  0.0%
     Eastern Co. (The)                                                         6,782                110,682                  0.0%
     Eaton Corp. P.L.C.                                                      195,944             13,400,610                  0.1%
#*   Echo Global Logistics, Inc.                                              48,955              1,279,194                  0.0%
     Ecology and Environment, Inc. Class A                                     3,767                 37,256                  0.0%
     EMCOR Group, Inc.                                                       126,090              5,564,352                  0.1%
     Emerson Electric Co.                                                    264,039             16,914,338                  0.1%
     Encore Wire Corp.                                                        37,694              1,430,110                  0.0%
#*   Energy Recovery, Inc.                                                    58,749                269,070                  0.0%
     EnerSys                                                                  96,713              6,073,576                  0.1%
*    Engility Holdings, Inc.                                                  25,441              1,099,051                  0.0%
     Ennis, Inc.                                                              39,200                581,336                  0.0%
#*   EnPro Industries, Inc.                                                   35,768              2,308,109                  0.0%
     EnviroStar, Inc.                                                            100                    260                  0.0%
     Equifax, Inc.                                                           118,070              8,942,622                  0.1%
#    ESCO Technologies, Inc.                                                  50,320              1,913,166                  0.0%
     Espey Manufacturing & Electronics Corp.                                   4,614                 87,666                  0.0%
*    Esterline Technologies Corp.                                             54,096              6,335,183                  0.1%
     Exelis, Inc.                                                            332,406              5,933,447                  0.1%
     Expeditors International of Washington, Inc.                             50,522              2,155,269                  0.0%
#    Exponent, Inc.                                                           20,843              1,663,688                  0.0%
#    Fastenal Co.                                                            121,376              5,345,399                  0.1%
     Federal Signal Corp.                                                    113,443              1,610,891                  0.0%
     FedEx Corp.                                                             214,708             35,942,119                  0.3%
     Flowserve Corp.                                                          87,256              5,932,535                  0.1%
     Fluor Corp.                                                             172,487             11,442,788                  0.1%
     Fortune Brands Home & Security, Inc.                                    124,103              5,367,455                  0.1%
#    Forward Air Corp.                                                        59,785              2,861,908                  0.0%
#*   Franklin Covey Co.                                                       28,154                552,100                  0.0%
#    Franklin Electric Co., Inc.                                              90,037              3,361,982                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
     FreightCar America, Inc.                                                 23,016   $            758,838                  0.0%
*    FTI Consulting, Inc.                                                     86,830              3,506,195                  0.0%
#*   Fuel Tech, Inc.                                                          30,552                123,736                  0.0%
*    Furmanite Corp.                                                          64,389                481,630                  0.0%
     G&K Services, Inc. Class A                                               38,455              2,425,357                  0.0%
#    GATX Corp.                                                               77,786              4,931,632                  0.1%
#*   Gencor Industries, Inc.                                                   5,578                 54,051                  0.0%
#*   GenCorp, Inc.                                                            63,086              1,069,939                  0.0%
#*   Generac Holdings, Inc.                                                   72,815              3,301,432                  0.0%
     General Cable Corp.                                                      82,789              1,173,120                  0.0%
     General Dynamics Corp.                                                  162,242             22,674,942                  0.2%
     General Electric Co.                                                  4,061,967            104,839,368                  0.8%
*    Genesee & Wyoming, Inc. Class A                                          90,520              8,708,024                  0.1%
*    Gibraltar Industries, Inc.                                               49,354                752,649                  0.0%
#    Global Power Equipment Group, Inc.                                       22,239                303,118                  0.0%
#*   Goldfield Corp. (The)                                                    18,424                 35,374                  0.0%
#    Gorman-Rupp Co. (The)                                                    38,613              1,225,577                  0.0%
*    GP Strategies Corp.                                                      32,659              1,082,972                  0.0%
     Graco, Inc.                                                              51,100              4,011,350                  0.0%
#*   GrafTech International, Ltd.                                            231,830                994,551                  0.0%
#    Graham Corp.                                                             17,619                590,237                  0.0%
#    Granite Construction, Inc.                                               68,835              2,540,700                  0.0%
*    Great Lakes Dredge & Dock Corp.                                         103,199                721,361                  0.0%
#    Greenbrier Cos., Inc. (The)                                              47,338              2,960,519                  0.0%
#    Griffon Corp.                                                            98,568              1,211,401                  0.0%
     H&E Equipment Services, Inc.                                             68,425              2,558,411                  0.0%
     Hardinge, Inc.                                                           16,040                179,969                  0.0%
#    Harsco Corp.                                                            195,535              4,239,199                  0.0%
#*   Hawaiian Holdings, Inc.                                                  88,476              1,534,174                  0.0%
*    HD Supply Holdings, Inc.                                                 95,083              2,742,194                  0.0%
#    Healthcare Services Group, Inc.                                          60,089              1,789,450                  0.0%
#    Heartland Express, Inc.                                                 184,917              4,648,813                  0.0%
#    HEICO Corp.                                                              37,893              2,055,316                  0.0%
     HEICO Corp. Class A                                                      69,069              3,159,907                  0.0%
     Heidrick & Struggles International, Inc.                                 28,367                590,601                  0.0%
#*   Heritage-Crystal Clean, Inc.                                              7,298                132,386                  0.0%
     Herman Miller, Inc.                                                      81,438              2,606,016                  0.0%
*    Hertz Global Holdings, Inc.                                             607,737             13,321,595                  0.1%
*    Hexcel Corp.                                                            150,307              6,296,360                  0.1%
#*   Hill International, Inc.                                                 51,954                201,582                  0.0%
     Hillenbrand, Inc.                                                       149,846              4,988,373                  0.1%
#    HNI Corp.                                                                91,216              4,255,226                  0.0%
     Honeywell International, Inc.                                           187,586             18,030,766                  0.2%
#    Houston Wire & Cable Co.                                                 30,850                418,326                  0.0%
*    Hub Group, Inc. Class A                                                  95,997              3,483,731                  0.0%
     Hubbell, Inc. Class A                                                     7,919                953,764                  0.0%
     Hubbell, Inc. Class B                                                    61,174              6,937,743                  0.1%
*    Hudson Global, Inc.                                                      43,679                148,945                  0.0%
     Huntington Ingalls Industries, Inc.                                     101,001             10,687,926                  0.1%
#    Hurco Cos., Inc.                                                          9,993                385,030                  0.0%
*    Huron Consulting Group, Inc.                                             40,294              2,804,865                  0.0%
     Hyster-Yale Materials Handling, Inc.                                     25,081              1,968,608                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
*    ICF International, Inc.                                                  34,561   $          1,255,947                  0.0%
     IDEX Corp.                                                              123,842              9,277,004                  0.1%
*    IHS, Inc. Class A                                                        23,280              3,050,378                  0.0%
     Illinois Tool Works, Inc.                                               102,413              9,324,704                  0.1%
     Ingersoll-Rand P.L.C.                                                   194,504             12,179,841                  0.1%
#*   InnerWorkings, Inc.                                                      66,030                599,552                  0.0%
#*   Innovative Solutions & Support, Inc.                                     19,910                 55,549                  0.0%
#    Insperity, Inc.                                                          48,598              1,533,753                  0.0%
     Insteel Industries, Inc.                                                 28,079                669,403                  0.0%
*    Integrated Electrical Services, Inc.                                     17,939                142,256                  0.0%
*    Intelligent Systems Corp.                                                   629                    764                  0.0%
#    Interface, Inc.                                                          85,639              1,372,793                  0.0%
#    International Shipholding Corp.                                           8,363                167,595                  0.0%
#    Intersections, Inc.                                                      30,961                123,844                  0.0%
     ITT Corp.                                                               114,983              5,181,134                  0.1%
*    Jacobs Engineering Group, Inc.                                           84,730              4,020,439                  0.0%
#    JB Hunt Transport Services, Inc.                                         50,437              4,023,360                  0.0%
#*   JetBlue Airways Corp.                                                   513,933              5,930,787                  0.1%
#    John Bean Technologies Corp.                                             43,589              1,306,362                  0.0%
#    Joy Global, Inc.                                                        161,256              8,486,903                  0.1%
     Kadant, Inc.                                                             17,092                706,583                  0.0%
#    Kaman Corp.                                                              84,492              3,638,226                  0.0%
#    Kansas City Southern                                                    107,009             13,139,635                  0.1%
     KAR Auction Services, Inc.                                              237,894              7,222,462                  0.1%
     KBR, Inc.                                                               255,616              4,877,153                  0.1%
#    Kelly Services, Inc. Class A                                             60,884              1,073,385                  0.0%
     Kelly Services, Inc. Class B                                              1,275                 19,284                  0.0%
#    Kennametal, Inc.                                                        133,816              5,166,636                  0.1%
*    Key Technology, Inc.                                                      7,462                 98,797                  0.0%
#    Kforce, Inc.                                                             73,773              1,707,845                  0.0%
     Kimball International, Inc. Class B                                      51,792                931,220                  0.0%
*    Kirby Corp.                                                              99,803             11,036,216                  0.1%
#    Knight Transportation, Inc.                                             251,716              7,365,210                  0.1%
#    Knightsbridge Shipping, Ltd.                                            101,299                889,405                  0.0%
     Knoll, Inc.                                                              91,432              1,818,583                  0.0%
*    Korn/Ferry International                                                 81,882              2,286,964                  0.0%
#*   Kratos Defense & Security Solutions, Inc.                               143,728              1,001,784                  0.0%
     L-3 Communications Holdings, Inc.                                       100,263             12,177,944                  0.1%
#    Landstar System, Inc.                                                    59,507              4,404,113                  0.0%
*    Lawson Products, Inc.                                                    12,431                299,339                  0.0%
#*   Layne Christensen Co.                                                    34,483                248,278                  0.0%
#    LB Foster Co. Class A                                                    17,193                929,969                  0.0%
     Lennox International, Inc.                                               44,910              3,993,397                  0.0%
     Lincoln Electric Holdings, Inc.                                         120,085              8,703,761                  0.1%
#    Lindsay Corp.                                                            20,998              1,841,525                  0.0%
#*   LMI Aerospace, Inc.                                                      17,391                229,213                  0.0%
     Lockheed Martin Corp.                                                    58,142             11,080,121                  0.1%
     LS Starrett Co. (The) Class A                                             9,260                136,863                  0.0%
     LSI Industries, Inc.                                                     42,695                305,696                  0.0%
#*   Luna Innovations, Inc.                                                    4,551                  6,189                  0.0%
*    Lydall, Inc.                                                             24,164                747,393                  0.0%
*    Magnetek, Inc.                                                            1,525                 47,382                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#*   Manitex International, Inc.                                               2,123   $             24,266                  0.0%
#    Manitowoc Co., Inc. (The)                                               202,460              4,219,266                  0.0%
     Manpowergroup, Inc.                                                     111,195              7,422,266                  0.1%
#    Marten Transport, Ltd.                                                   58,210              1,142,080                  0.0%
     Masco Corp.                                                             153,929              3,397,213                  0.0%
#*   MasTec, Inc.                                                            125,372              3,590,654                  0.0%
     Mastech Holdings, Inc.                                                    3,567                 41,912                  0.0%
     Matson, Inc.                                                             77,109              2,196,835                  0.0%
     Matthews International Corp. Class A                                     54,585              2,515,277                  0.0%
#    McGrath RentCorp                                                         41,580              1,518,917                  0.0%
*    Meritor, Inc.                                                           165,900              1,906,191                  0.0%
*    Mfri, Inc.                                                                6,501                 59,289                  0.0%
*    Middleby Corp. (The)                                                     68,007              6,018,620                  0.1%
#    Miller Industries, Inc.                                                  16,917                334,449                  0.0%
*    Mistras Group, Inc.                                                      41,992                692,448                  0.0%
#    Mobile Mini, Inc.                                                        85,171              3,733,045                  0.0%
*    Moog, Inc. Class A                                                       70,114              5,366,526                  0.1%
#*   Moog, Inc. Class B                                                        6,265                478,082                  0.0%
*    MRC Global, Inc.                                                        169,765              3,570,158                  0.0%
     MSA Safety, Inc.                                                         73,117              4,202,034                  0.0%
#    MSC Industrial Direct Co., Inc. Class A                                  39,415              3,191,433                  0.0%
     Mueller Industries, Inc.                                                118,168              3,835,733                  0.0%
     Mueller Water Products, Inc. Class A                                    328,849              3,245,740                  0.0%
#    Multi-Color Corp.                                                        23,830              1,174,819                  0.0%
#*   MYR Group, Inc.                                                          46,840              1,215,030                  0.0%
#    National Presto Industries, Inc.                                         10,320                650,779                  0.0%
#*   Navigant Consulting, Inc.                                               100,966              1,553,867                  0.0%
#*   Navistar International Corp.                                             28,585              1,011,051                  0.0%
*    NCI Building Systems, Inc.                                                  929                 18,459                  0.0%
     Nielsen NV                                                              242,857             10,318,994                  0.1%
#    NL Industries, Inc.                                                      66,217                482,722                  0.0%
     NN, Inc.                                                                 30,911                772,775                  0.0%
     Nordson Corp.                                                            58,194              4,454,751                  0.0%
     Norfolk Southern Corp.                                                  195,194             21,596,264                  0.2%
#*   Nortek, Inc.                                                              1,057                 88,027                  0.0%
     Northrop Grumman Corp.                                                   96,151             13,264,992                  0.1%
#*   Northwest Pipe Co.                                                       15,204                543,999                  0.0%
#*   NOW, Inc.                                                                73,203              2,200,482                  0.0%
#*   Ocean Power Technologies, Inc.                                            8,423                  8,423                  0.0%
*    Old Dominion Freight Line, Inc.                                         112,841              8,222,724                  0.1%
#    Omega Flex, Inc.                                                          8,600                228,932                  0.0%
*    On Assignment, Inc.                                                      91,840              2,672,544                  0.0%
*    Orbital Sciences Corp.                                                   99,159              2,607,882                  0.0%
*    Orion Energy Systems, Inc.                                               30,093                173,035                  0.0%
#*   Orion Marine Group, Inc.                                                 30,944                339,146                  0.0%
     Oshkosh Corp.                                                           152,082              6,807,190                  0.1%
     Owens Corning                                                           197,978              6,347,175                  0.1%
     PACCAR, Inc.                                                            189,796             12,397,475                  0.1%
     Pall Corp.                                                               29,386              2,686,468                  0.0%
#*   PAM Transportation Services, Inc.                                         9,059                389,356                  0.0%
     Park-Ohio Holdings Corp.                                                 25,820              1,371,300                  0.0%
     Parker Hannifin Corp.                                                   116,271             14,769,905                  0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#*   Patrick Industries, Inc.                                                 28,575   $          1,220,724                  0.0%
#*   Patriot Transportation Holding, Inc.                                     10,465                443,297                  0.0%
*    Pendrell Corp.                                                           67,532                112,778                  0.0%
     Pentair P.L.C.                                                          192,918             12,935,152                  0.1%
#*   Performant Financial Corp.                                              119,747              1,033,417                  0.0%
*    PGT, Inc.                                                                53,997                507,842                  0.0%
*    Pike Corp.                                                               57,952                691,947                  0.0%
     Pitney Bowes, Inc.                                                      187,481              4,638,280                  0.0%
#*   Plug Power, Inc.                                                          2,629                 12,383                  0.0%
#*   PMFG, Inc.                                                               16,342                 85,959                  0.0%
#*   Polypore International, Inc.                                             76,811              3,373,539                  0.0%
#    Powell Industries, Inc.                                                  19,910                906,502                  0.0%
#*   PowerSecure International, Inc.                                          39,354                439,584                  0.0%
     Precision Castparts Corp.                                                31,975              7,056,883                  0.1%
#    Preformed Line Products Co.                                               8,209                467,831                  0.0%
     Primoris Services Corp.                                                 127,771              3,669,583                  0.0%
#*   Proto Labs, Inc.                                                          8,121                530,870                  0.0%
     Providence and Worcester Railroad Co.                                     3,494                 62,158                  0.0%
     Quad/Graphics, Inc.                                                       4,133                 91,133                  0.0%
*    Quality Distribution, Inc.                                               43,375                562,140                  0.0%
     Quanex Building Products Corp.                                           74,751              1,496,515                  0.0%
*    Quanta Services, Inc.                                                   212,665              7,247,623                  0.1%
#    Raven Industries, Inc.                                                   71,765              1,819,243                  0.0%
     Raytheon Co.                                                            159,417             16,560,238                  0.1%
#    RBC Bearings, Inc.                                                       39,711              2,412,443                  0.0%
*    RCM Technologies, Inc.                                                   13,580                102,393                  0.0%
#*   Real Goods Solar, Inc. Class A                                              512                    412                  0.0%
     Regal-Beloit Corp.                                                       78,674              5,583,494                  0.1%
#*   Republic Airways Holdings, Inc.                                          78,614                984,247                  0.0%
     Republic Services, Inc.                                                 270,826             10,399,718                  0.1%
#    Resources Connection, Inc.                                               84,694              1,310,216                  0.0%
#*   Rexnord Corp.                                                           104,569              3,090,014                  0.0%
#*   Roadrunner Transportation Systems, Inc.                                  67,077              1,382,457                  0.0%
     Robert Half International, Inc.                                          69,588              3,812,031                  0.0%
     Rockwell Automation, Inc.                                                64,578              7,255,338                  0.1%
     Rockwell Collins, Inc.                                                   60,785              5,115,058                  0.1%
     Rollins, Inc.                                                            54,481              1,736,310                  0.0%
     Roper Industries, Inc.                                                   72,803             11,524,715                  0.1%
*    RPX Corp.                                                               114,330              1,606,337                  0.0%
#    RR Donnelley & Sons Co.                                                 370,052              6,457,407                  0.1%
#*   Rush Enterprises, Inc. Class A                                           51,050              1,945,005                  0.0%
*    Rush Enterprises, Inc. Class B                                            8,637                279,234                  0.0%
     Ryder System, Inc.                                                      133,569             11,816,849                  0.1%
*    Saia, Inc.                                                               76,369              3,743,608                  0.0%
#*   Sensata Technologies Holding NV                                          58,198              2,840,644                  0.0%
*    Servotronics, Inc.                                                        1,473                  9,442                  0.0%
#    SIFCO Industries, Inc.                                                    7,118                242,154                  0.0%
     Simpson Manufacturing Co., Inc.                                          81,637              2,700,552                  0.0%
     SkyWest, Inc.                                                            91,028              1,048,643                  0.0%
*    SL Industries, Inc.                                                      11,694                526,230                  0.0%
     SmartPros, Ltd.                                                           1,344                  2,258                  0.0%
     Snap-on, Inc.                                                            79,949             10,564,461                  0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#*   SolarCity Corp.                                                          11,720   $            693,590                  0.0%
     Southwest Airlines Co.                                                  773,474             26,669,384                  0.2%
#*   SP Plus Corp.                                                            21,221                463,042                  0.0%
*    Sparton Corp.                                                            11,200                303,520                  0.0%
*    Spirit Aerosystems Holdings, Inc. Class A                               193,226              7,601,511                  0.1%
*    Spirit Airlines, Inc.                                                    86,403              6,316,923                  0.1%
     SPX Corp.                                                                80,563              7,636,567                  0.1%
#*   Standard Register Co. (The)                                               6,813                 34,883                  0.0%
     Standex International Corp.                                              23,096              1,992,030                  0.0%
     Stanley Black & Decker, Inc.                                            153,667             14,389,378                  0.1%
     Steelcase, Inc. Class A                                                 194,538              3,447,213                  0.0%
*    Stericycle, Inc.                                                         25,062              3,157,812                  0.0%
#*   Sterling Construction Co., Inc.                                          23,323                205,709                  0.0%
#    Sun Hydraulics Corp.                                                     35,204              1,401,471                  0.0%
     Supreme Industries, Inc. Class A                                         14,584                 96,984                  0.0%
#*   Swift Transportation Co.                                                198,984              4,914,905                  0.1%
#    TAL International Group, Inc.                                            72,140              3,111,398                  0.0%
#*   Taser International, Inc.                                                82,399              1,552,397                  0.0%
#*   Team, Inc.                                                               36,456              1,536,256                  0.0%
*    Tecumseh Products Co.                                                    20,303                 74,918                  0.0%
*    Teledyne Technologies, Inc.                                              48,937              5,071,341                  0.1%
     Tennant Co.                                                              29,658              2,186,684                  0.0%
#    Terex Corp.                                                             193,513              5,567,369                  0.1%
     Tetra Tech, Inc.                                                        115,521              3,097,118                  0.0%
#    Textainer Group Holdings, Ltd.                                           82,635              2,845,949                  0.0%
     Textron, Inc.                                                           186,989              7,765,653                  0.1%
*    Thermon Group Holdings, Inc.                                             27,479                669,663                  0.0%
     Timken Co. (The)                                                        128,029              5,503,967                  0.1%
#    Titan International, Inc.                                                85,461                902,468                  0.0%
#*   Titan Machinery, Inc.                                                    34,120                469,491                  0.0%
     Toro Co. (The)                                                           43,236              2,668,958                  0.0%
     Towers Watson & Co. Class A                                              44,857              4,947,279                  0.1%
     TransDigm Group, Inc.                                                    18,993              3,552,261                  0.0%
#*   TRC Cos., Inc.                                                           29,408                214,090                  0.0%
#*   Trex Co., Inc.                                                           46,370              1,993,910                  0.0%
*    Trimas Corp.                                                             63,511              2,010,758                  0.0%
#    Trinity Industries, Inc.                                                324,811             11,599,001                  0.1%
     Triumph Group, Inc.                                                      87,175              6,069,995                  0.1%
*    TrueBlue, Inc.                                                           80,868              1,999,057                  0.0%
*    Tutor Perini Corp.                                                       97,866              2,741,227                  0.0%
#    Twin Disc, Inc.                                                          22,040                573,481                  0.0%
     Tyco International, Ltd.                                                136,871              5,875,872                  0.1%
*    Ultralife Corp.                                                          19,679                 62,382                  0.0%
     UniFirst Corp.                                                           24,143              2,693,393                  0.0%
     Union Pacific Corp.                                                     582,662             67,850,990                  0.5%
*    United Continental Holdings, Inc.                                       527,210             27,841,960                  0.2%
     United Parcel Service, Inc. Class B                                     120,524             12,644,173                  0.1%
*    United Rentals, Inc.                                                    142,790             15,715,467                  0.1%
#    United Stationers, Inc.                                                  65,169              2,722,109                  0.0%
     United Technologies Corp.                                               254,548             27,236,636                  0.2%
#    Universal Forest Products, Inc.                                          29,064              1,452,328                  0.0%
#    Universal Truckload Services, Inc.                                       25,605                673,924                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#    US Ecology, Inc.                                                         48,676   $          2,447,429                  0.0%
#*   USA Truck, Inc.                                                          14,166                239,405                  0.0%
#*   USG Corp.                                                               115,330              3,097,764                  0.0%
#*   UTi Worldwide, Inc.                                                     185,968              2,032,630                  0.0%
#    Valmont Industries, Inc.                                                 37,276              5,075,873                  0.1%
*    Vectrus, Inc.                                                            17,994                439,773                  0.0%
*    Verisk Analytics, Inc. Class A                                           68,195              4,251,958                  0.0%
*    Veritiv Corp.                                                             6,354                286,629                  0.0%
*    Versar, Inc.                                                             15,761                 51,223                  0.0%
     Viad Corp.                                                               37,472                955,911                  0.0%
#*   Vicor Corp.                                                              34,427                468,551                  0.0%
*    Virco Manufacturing Corp.                                                11,119                 30,133                  0.0%
#*   Volt Information Sciences, Inc.                                          23,850                197,717                  0.0%
#    VSE Corp.                                                                 7,290                439,441                  0.0%
#*   Wabash National Corp.                                                   189,241              1,949,182                  0.0%
*    WABCO Holdings, Inc.                                                     56,200              5,472,756                  0.1%
     Wabtec Corp.                                                             83,407              7,198,024                  0.1%
     Waste Connections, Inc.                                                 212,374             10,597,463                  0.1%
     Waste Management, Inc.                                                  233,210             11,401,637                  0.1%
#    Watsco, Inc.                                                             41,924              4,260,317                  0.0%
     Watsco, Inc. Class B                                                      5,058                518,521                  0.0%
#    Watts Water Technologies, Inc. Class A                                   46,572              2,823,660                  0.0%
#    Werner Enterprises, Inc.                                                138,571              3,816,245                  0.0%
#*   Wesco Aircraft Holdings, Inc.                                            35,835                636,071                  0.0%
#*   WESCO International, Inc.                                                75,503              6,222,202                  0.1%
#    West Corp.                                                               19,052                609,664                  0.0%
#*   Willdan Group, Inc.                                                      12,971                170,180                  0.0%
*    Willis Lease Finance Corp.                                                8,926                203,602                  0.0%
#    Woodward, Inc.                                                           96,543              4,943,967                  0.1%
#    WW Grainger, Inc.                                                        26,133              6,449,624                  0.1%
#*   XPO Logistics, Inc.                                                      35,163              1,403,707                  0.0%
     Xylem, Inc.                                                             126,611              4,603,576                  0.0%
                                                                                       --------------------   ------------------
Total Industrials                                                                             1,850,071,076                 14.3%
                                                                                       --------------------   ------------------
Information Technology -- (14.2%)
#*   3D Systems Corp.                                                         49,622              1,875,712                  0.0%
     Accenture P.L.C. Class A                                                131,378             10,657,383                  0.1%
#*   ACI Worldwide, Inc.                                                     239,243              4,603,035                  0.0%
#*   Acorn Energy, Inc.                                                       24,822                 26,063                  0.0%
     Activision Blizzard, Inc.                                               563,469             11,241,207                  0.1%
*    Actua Corp.                                                              64,820              1,218,616                  0.0%
#*   Actuate Corp.                                                            83,460                358,043                  0.0%
#*   Acxiom Corp.                                                            128,305              2,417,266                  0.0%
#*   ADDvantage Technologies Group, Inc.                                       7,817                 18,839                  0.0%
*    Adobe Systems, Inc.                                                      51,657              3,622,189                  0.0%
#    ADTRAN, Inc.                                                             96,668              2,050,328                  0.0%
*    Advanced Energy Industries, Inc.                                         67,891              1,342,884                  0.0%
#*   Advanced Micro Devices, Inc.                                            156,342                437,758                  0.0%
#    Advent Software, Inc.                                                    83,445              2,883,859                  0.0%
*    Aehr Test Systems                                                         4,618                 11,961                  0.0%
*    Aetrium, Inc.                                                               646                  2,274                  0.0%
#*   Agilysys, Inc.                                                           53,656                606,313                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
*    Akamai Technologies, Inc.                                               118,808   $          7,164,122                  0.1%
*    Alliance Data Systems Corp.                                              26,215              7,428,020                  0.1%
#*   Alpha & Omega Semiconductor, Ltd.                                        15,188                140,793                  0.0%
     Altera Corp.                                                            179,312              6,162,953                  0.1%
     Amdocs, Ltd.                                                            131,808              6,266,152                  0.1%
     American Software, Inc. Class A                                          41,689                402,716                  0.0%
#*   Amkor Technology, Inc.                                                  302,736              2,052,550                  0.0%
     Amphenol Corp. Class A                                                  108,989              5,512,664                  0.1%
*    Amtech Systems, Inc.                                                     11,796                124,212                  0.0%
#*   ANADIGICS, Inc.                                                         100,745                 71,529                  0.0%
     Analog Devices, Inc.                                                    202,089             10,027,656                  0.1%
     Anixter International, Inc.                                              55,559              4,731,960                  0.0%
*    ANSYS, Inc.                                                              61,531              4,833,875                  0.1%
*    AOL, Inc.                                                               145,693              6,342,016                  0.1%
     Apple, Inc.                                                           2,232,888            241,151,904                  1.9%
     Applied Materials, Inc.                                                 434,626              9,600,888                  0.1%
*    ARRIS Group, Inc.                                                       297,201              8,921,974                  0.1%
*    Arrow Electronics, Inc.                                                 174,398              9,916,270                  0.1%
#*   Ascent Solar Technologies, Inc.                                           3,147                  5,539                  0.0%
*    Aspen Technology, Inc.                                                   68,481              2,529,003                  0.0%
     Astro-Med, Inc.                                                           9,339                125,236                  0.0%
#*   Atmel Corp.                                                             572,055              4,244,648                  0.0%
*    Autobytel, Inc.                                                           3,757                 34,715                  0.0%
*    Autodesk, Inc.                                                           41,500              2,387,910                  0.0%
     Automatic Data Processing, Inc.                                          85,937              7,027,928                  0.1%
     Avago Technologies, Ltd.                                                 27,213              2,347,121                  0.0%
*    AVG Technologies NV                                                     103,751              1,859,218                  0.0%
#*   Aviat Networks, Inc.                                                     88,527                155,808                  0.0%
*    Avid Technology, Inc.                                                    62,217                625,281                  0.0%
     Avnet, Inc.                                                             218,714              9,459,380                  0.1%
     AVX Corp.                                                               229,798              3,318,283                  0.0%
     Aware, Inc.                                                              27,858                120,347                  0.0%
*    Axcelis Technologies, Inc.                                              109,032                237,690                  0.0%
*    AXT, Inc.                                                                45,551                107,500                  0.0%
#    Badger Meter, Inc.                                                       27,030              1,538,548                  0.0%
#*   Bankrate, Inc.                                                          138,608              1,505,283                  0.0%
     Bel Fuse, Inc. Class A                                                    4,354                110,592                  0.0%
     Bel Fuse, Inc. Class B                                                   13,898                393,174                  0.0%
#    Belden, Inc.                                                             72,712              5,176,367                  0.1%
*    Benchmark Electronics, Inc.                                              86,360              2,048,459                  0.0%
     Black Box Corp.                                                          35,024                770,178                  0.0%
#    Blackbaud, Inc.                                                          60,179              2,677,965                  0.0%
*    Blackhawk Network Holdings, Inc. Class B                                 57,716              1,927,714                  0.0%
*    Blonder Tongue Laboratories                                                 433                    450                  0.0%
#*   Blucora, Inc.                                                            68,317              1,157,973                  0.0%
     Booz Allen Hamilton Holding Corp.                                        68,296              1,799,600                  0.0%
#*   Bottomline Technologies de, Inc.                                         63,828              1,601,445                  0.0%
     Broadcom Corp. Class A                                                  102,883              4,308,740                  0.0%
     Broadridge Financial Solutions, Inc.                                    130,739              5,743,364                  0.1%
*    BroadVision, Inc.                                                         6,453                 51,366                  0.0%
     Brocade Communications Systems, Inc.                                    764,125              8,199,061                  0.1%
     Brooks Automation, Inc.                                                 157,042              1,936,328                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
*    Bsquare Corp.                                                            12,187   $             47,651                  0.0%
*    BTU International, Inc.                                                  10,388                 34,592                  0.0%
     CA, Inc.                                                                361,744             10,512,281                  0.1%
*    Cabot Microelectronics Corp.                                             43,143              2,080,787                  0.0%
#*   CACI International, Inc. Class A                                         43,835              3,607,182                  0.0%
#*   Cadence Design Systems, Inc.                                            181,829              3,263,831                  0.0%
#*   CalAmp Corp.                                                             20,878                402,528                  0.0%
*    Calix, Inc.                                                              92,201                996,693                  0.0%
*    Carbonite, Inc.                                                           1,300                 14,222                  0.0%
#*   Cardtronics, Inc.                                                        83,222              3,194,893                  0.0%
*    Cartesian, Inc.                                                           3,573                 13,970                  0.0%
#*   Cascade Microtech, Inc.                                                  18,571                199,453                  0.0%
#    Cass Information Systems, Inc.                                           19,570                930,358                  0.0%
*    CDK Global, Inc.                                                         28,645                962,472                  0.0%
     CDW Corp.                                                                13,766                424,543                  0.0%
#*   Ceva, Inc.                                                               35,254                574,640                  0.0%
*    Checkpoint Systems, Inc.                                                 75,378                999,512                  0.0%
#*   ChyronHego Corp.                                                          5,035                 14,400                  0.0%
#*   CIBER, Inc.                                                             156,030                510,218                  0.0%
#*   Ciena Corp.                                                             140,804              2,359,875                  0.0%
#*   Cirrus Logic, Inc.                                                      111,773              2,157,219                  0.0%
     Cisco Systems, Inc.                                                   3,101,253             75,887,661                  0.6%
*    Citrix Systems, Inc.                                                     62,810              4,034,286                  0.0%
#*   Clearfield, Inc.                                                         20,285                297,784                  0.0%
*    Cognex Corp.                                                            121,707              4,814,729                  0.1%
*    Cognizant Technology Solutions Corp. Class A                             71,151              3,475,726                  0.0%
*    Coherent, Inc.                                                           38,640              2,517,396                  0.0%
     Cohu, Inc.                                                               39,824                406,205                  0.0%
     Communications Systems, Inc.                                             17,110                202,411                  0.0%
*    CommVault Systems, Inc.                                                  19,732                874,917                  0.0%
     Computer Sciences Corp.                                                 211,468             12,772,667                  0.1%
     Computer Task Group, Inc.                                                30,804                271,075                  0.0%
     Compuware Corp.                                                         333,104              3,381,006                  0.0%
*    comScore, Inc.                                                           18,134                764,167                  0.0%
     Comtech Telecommunications Corp.                                         36,524              1,390,469                  0.0%
*    Comverse, Inc.                                                            1,587                 34,597                  0.0%
#*   Concur Technologies, Inc.                                                28,597              3,669,567                  0.0%
     Concurrent Computer Corp.                                                14,271                101,324                  0.0%
#*   Constant Contact, Inc.                                                   31,960              1,130,106                  0.0%
#    Convergys Corp.                                                         178,498              3,600,305                  0.0%
#*   Conversant, Inc.                                                        228,447              8,052,757                  0.1%
*    CoreLogic, Inc.                                                         164,536              5,161,494                  0.1%
     Corning, Inc.                                                           540,527             11,042,967                  0.1%
#*   CoStar Group, Inc.                                                       31,541              5,080,940                  0.1%
*    Covisint Corp.                                                           46,719                135,018                  0.0%
#*   Cray, Inc.                                                               67,321              2,333,346                  0.0%
#*   Cree, Inc.                                                              126,414              3,979,513                  0.0%
#*   Crexendo, Inc.                                                           10,564                 29,949                  0.0%
#    CSG Systems International, Inc.                                          66,691              1,767,978                  0.0%
     CSP, Inc.                                                                 2,797                 22,292                  0.0%
#    CTS Corp.                                                                53,696                988,006                  0.0%
*    CyberOptics Corp.                                                        10,031                 91,784                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
     Daktronics, Inc.                                                         74,082   $            986,031                  0.0%
#*   Datalink Corp.                                                           35,705                451,668                  0.0%
#*   Dealertrack Technologies, Inc.                                           75,751              3,564,085                  0.0%
#*   Demand Media, Inc.                                                       12,225                 86,064                  0.0%
*    Dice Holdings, Inc.                                                     169,506              1,689,975                  0.0%
#    Diebold, Inc.                                                            95,830              3,395,257                  0.0%
#*   Digi International, Inc.                                                 40,813                337,932                  0.0%
#    Digimarc Corp.                                                            9,758                282,884                  0.0%
*    Digital River, Inc.                                                      63,502              1,623,746                  0.0%
*    Diodes, Inc.                                                             79,238              2,046,718                  0.0%
     Dolby Laboratories, Inc. Class A                                         63,150              2,647,248                  0.0%
*    Dot Hill Systems Corp.                                                   71,103                280,857                  0.0%
*    DSP Group, Inc.                                                          33,785                327,377                  0.0%
     DST Systems, Inc.                                                        72,821              7,016,303                  0.1%
#*   DTS, Inc.                                                                30,920                920,798                  0.0%
#    EarthLink Holdings Corp.                                                227,769                815,413                  0.0%
*    eBay, Inc.                                                              262,050             13,757,625                  0.1%
#    Ebix, Inc.                                                               58,742                866,444                  0.0%
#*   Echelon Corp.                                                            19,608                 41,177                  0.0%
*    EchoStar Corp. Class A                                                   72,681              3,396,383                  0.0%
*    Edgewater Technology, Inc.                                               10,488                 74,045                  0.0%
*    Elecsys Corp.                                                               376                  3,858                  0.0%
     Electro Rent Corp.                                                       38,351                584,469                  0.0%
#    Electro Scientific Industries, Inc.                                      41,652                295,729                  0.0%
*    Electronic Arts, Inc.                                                   101,239              4,147,762                  0.0%
#*   Electronics for Imaging, Inc.                                            80,322              3,672,322                  0.0%
#*   Ellie Mae, Inc.                                                          21,253                815,690                  0.0%
#*   eMagin Corp.                                                             12,094                 32,049                  0.0%
     EMC Corp.                                                             1,136,231             32,643,917                  0.3%
*    Emcore Corp.                                                             33,414                172,416                  0.0%
#*   Emulex Corp.                                                            159,365                902,006                  0.0%
#*   EnerNOC, Inc.                                                            62,313                920,363                  0.0%
*    Entegris, Inc.                                                          231,042              3,137,550                  0.0%
#*   Entropic Communications, Inc.                                           138,368                345,920                  0.0%
#*   Envestnet, Inc.                                                          15,854                704,235                  0.0%
#*   EPAM Systems, Inc.                                                       77,402              3,695,171                  0.0%
#    EPIQ Systems, Inc.                                                       60,421                969,153                  0.0%
*    ePlus, Inc.                                                              12,730                777,421                  0.0%
#    Equinix, Inc.                                                            32,137              6,713,419                  0.1%
#*   Euronet Worldwide, Inc.                                                  91,946              4,934,742                  0.1%
#*   Exar Corp.                                                               81,869                781,849                  0.0%
*    ExlService Holdings, Inc.                                                54,236              1,518,066                  0.0%
#*   Extreme Networks, Inc.                                                  155,567                558,486                  0.0%
*    F5 Networks, Inc.                                                        24,411              3,002,065                  0.0%
#*   Fabrinet                                                                 29,823                543,077                  0.0%
*    Facebook, Inc. Class A                                                  258,626             19,394,364                  0.2%
#    FactSet Research Systems, Inc.                                           36,253              4,765,094                  0.1%
#    Fair Isaac Corp.                                                         66,008              4,112,298                  0.0%
*    Fairchild Semiconductor International, Inc.                             264,861              4,065,616                  0.0%
#*   FalconStor Software, Inc.                                                50,770                 57,370                  0.0%
#*   FARO Technologies, Inc.                                                  29,692              1,662,752                  0.0%
#    FEI Co.                                                                  53,299              4,492,040                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
     Fidelity National Information Services, Inc.                            297,338   $         17,361,566                  0.1%
#*   Finisar Corp.                                                           164,974              2,758,365                  0.0%
#*   First Solar, Inc.                                                       125,703              7,403,907                  0.1%
*    Fiserv, Inc.                                                            213,856             14,858,715                  0.1%
*    FleetCor Technologies, Inc.                                              25,349              3,816,545                  0.0%
     FLIR Systems, Inc.                                                      189,013              6,337,606                  0.1%
*    FormFactor, Inc.                                                        108,009                860,832                  0.0%
     Forrester Research, Inc.                                                 34,676              1,396,749                  0.0%
*    Fortinet, Inc.                                                           24,220                630,931                  0.0%
#*   Freescale Semiconductor, Ltd.                                           102,749              2,043,678                  0.0%
*    Frequency Electronics, Inc.                                              10,710                121,558                  0.0%
*    Gartner, Inc.                                                            38,338              3,094,260                  0.0%
*    Genpact, Ltd.                                                           249,690              4,382,059                  0.0%
*    GigOptix, Inc.                                                            3,988                  4,985                  0.0%
*    Global Cash Access Holdings, Inc.                                       158,403              1,154,758                  0.0%
     Global Payments, Inc.                                                   103,620              8,341,410                  0.1%
#    Globalscape, Inc.                                                        11,741                 29,118                  0.0%
*    Google, Inc. Class A                                                     34,906             19,822,070                  0.2%
*    Google, Inc. Class C                                                     31,606             17,670,282                  0.1%
#*   GSE Systems, Inc.                                                        19,854                 29,980                  0.0%
*    GSI Group, Inc.                                                          50,058                643,245                  0.0%
*    GSI Technology, Inc.                                                     23,969                115,291                  0.0%
*    GTT Communications, Inc.                                                 30,900                401,082                  0.0%
#*   Guidance Software, Inc.                                                  17,697                119,101                  0.0%
     Hackett Group, Inc. (The)                                                60,552                424,470                  0.0%
#*   Harmonic, Inc.                                                          252,108              1,681,560                  0.0%
     Harris Corp.                                                             77,003              5,359,409                  0.1%
#    Heartland Payment Systems, Inc.                                          71,975              3,717,509                  0.0%
     Hewlett-Packard Co.                                                   1,806,885             64,831,034                  0.5%
*    HomeAway, Inc.                                                           44,071              1,538,078                  0.0%
*    Hutchinson Technology, Inc.                                              36,975                132,001                  0.0%
#    IAC/InterActiveCorp                                                     165,687             11,215,353                  0.1%
*    ID Systems, Inc.                                                         15,829                118,718                  0.0%
*    Identiv, Inc.                                                             2,529                 23,646                  0.0%
*    IEC Electronics Corp.                                                     9,658                 47,807                  0.0%
*    iGATE Corp.                                                             104,258              3,862,759                  0.0%
*    II-VI, Inc.                                                              99,739              1,345,479                  0.0%
#*   Imation Corp.                                                            54,588                159,943                  0.0%
#*   Immersion Corp.                                                          28,268                238,017                  0.0%
#*   Infinera Corp.                                                          199,026              2,891,848                  0.0%
*    Informatica Corp.                                                        53,264              1,899,394                  0.0%
*    Ingram Micro, Inc. Class A                                              270,020              7,247,337                  0.1%
*    Innodata, Inc.                                                           31,335                 82,724                  0.0%
*    Inphi Corp.                                                              35,425                548,379                  0.0%
*    Insight Enterprises, Inc.                                                89,361              2,032,963                  0.0%
*    Integrated Device Technology, Inc.                                      244,054              4,004,926                  0.0%
     Integrated Silicon Solution, Inc.                                        55,422                752,631                  0.0%
     Intel Corp.                                                           3,577,014            121,654,246                  1.0%
#*   Intellicheck Mobilisa, Inc.                                                 962                  3,608                  0.0%
#*   Interactive Intelligence Group, Inc.                                     20,026                966,455                  0.0%
#    InterDigital, Inc.                                                       60,962              3,013,352                  0.0%
#*   Internap Network Services Corp.                                          89,721                718,665                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
     International Business Machines Corp.                                   186,013   $         30,580,537                  0.2%
*    International Rectifier Corp.                                           130,262              5,180,520                  0.1%
*    Interphase Corp.                                                          5,636                 16,513                  0.0%
     Intersil Corp. Class A                                                  214,564              2,851,556                  0.0%
*    inTEST Corp.                                                              3,806                 16,594                  0.0%
#*   Intevac, Inc.                                                            31,727                234,780                  0.0%
*    IntraLinks Holdings, Inc.                                                 7,168                 61,932                  0.0%
*    IntriCon Corp.                                                            8,894                 54,520                  0.0%
     Intuit, Inc.                                                             54,398              4,787,568                  0.1%
#*   Inuvo, Inc.                                                               3,679                  4,930                  0.0%
#*   InvenSense, Inc.                                                          4,750                 76,998                  0.0%
#*   IPG Photonics Corp.                                                      66,639              4,891,969                  0.1%
*    Iteris, Inc.                                                             12,775                 22,229                  0.0%
#*   Itron, Inc.                                                              61,554              2,396,297                  0.0%
#*   Ixia                                                                    122,922              1,183,739                  0.0%
#    IXYS Corp.                                                               56,743                662,191                  0.0%
#    j2 Global, Inc.                                                          93,294              5,046,272                  0.1%
     Jabil Circuit, Inc.                                                     369,944              7,750,327                  0.1%
     Jack Henry & Associates, Inc.                                            91,068              5,447,688                  0.1%
*    JDS Uniphase Corp.                                                      315,326              4,244,288                  0.0%
     Juniper Networks, Inc.                                                  361,660              7,620,176                  0.1%
#*   Kemet Corp.                                                              66,332                318,394                  0.0%
*    Key Tronic Corp.                                                         14,320                117,710                  0.0%
     KLA-Tencor Corp.                                                        120,499              9,537,496                  0.1%
#*   Knowles Corp.                                                            65,185              1,268,500                  0.0%
*    Kofax, Ltd.                                                               8,774                 55,715                  0.0%
#*   Kopin Corp.                                                              98,511                374,342                  0.0%
*    Kulicke & Soffa Industries, Inc.                                        143,359              2,067,237                  0.0%
#*   KVH Industries, Inc.                                                     26,340                340,313                  0.0%
     Lam Research Corp.                                                      151,919             11,828,413                  0.1%
*    Lattice Semiconductor Corp.                                             190,322              1,277,061                  0.0%
     Leidos Holdings, Inc.                                                   144,206              5,273,613                  0.1%
#    Lexmark International, Inc. Class A                                     162,934              7,032,231                  0.1%
*    LGL Group, Inc. (The)                                                     2,633                  9,979                  0.0%
#*   Limelight Networks, Inc.                                                150,081                366,198                  0.0%
     Linear Technology Corp.                                                 107,537              4,606,885                  0.0%
*    LinkedIn Corp. Class A                                                    5,004              1,145,716                  0.0%
#*   Lionbridge Technologies, Inc.                                           124,746                602,523                  0.0%
#*   Liquidity Services, Inc.                                                  4,258                 54,417                  0.0%
     Littelfuse, Inc.                                                         39,389              3,842,003                  0.0%
*    LoJack Corp.                                                             43,904                123,809                  0.0%
#*   M/A-COM Technology Solutions Holdings, Inc.                               1,751                 38,504                  0.0%
*    Magnachip Semiconductor Corp.                                            60,645                674,979                  0.0%
*    Manhattan Associates, Inc.                                              151,364              6,071,210                  0.1%
#    ManTech International Corp. Class A                                      44,659              1,257,597                  0.0%
     Marchex, Inc. Class B                                                    38,409                147,106                  0.0%
     Marvell Technology Group, Ltd.                                          501,434              6,739,273                  0.1%
     MasterCard, Inc. Class A                                                193,075             16,170,031                  0.1%
#*   Mattersight Corp.                                                         5,001                 27,105                  0.0%
*    Mattson Technology, Inc.                                                 52,364                139,288                  0.0%
     Maxim Integrated Products, Inc.                                         200,801              5,891,501                  0.1%
     MAXIMUS, Inc.                                                           160,389              7,772,451                  0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
*    MaxLinear, Inc. Class A                                                  11,432   $             81,053                  0.0%
#*   Maxwell Technologies, Inc.                                               55,751                650,057                  0.0%
#    Mentor Graphics Corp.                                                   202,932              4,300,129                  0.0%
#*   Mercury Systems, Inc.                                                    46,684                652,642                  0.0%
#    Mesa Laboratories, Inc.                                                   6,175                471,585                  0.0%
     Methode Electronics, Inc.                                                63,895              2,516,185                  0.0%
#    Micrel, Inc.                                                             97,988              1,189,574                  0.0%
#    Microchip Technology, Inc.                                               99,362              4,283,496                  0.0%
*    Micron Technology, Inc.                                               1,086,356             35,947,520                  0.3%
*    Microsemi Corp.                                                         160,256              4,177,874                  0.0%
     Microsoft Corp.                                                       1,737,915             81,595,109                  0.6%
     MKS Instruments, Inc.                                                   102,544              3,732,602                  0.0%
     MOCON, Inc.                                                               8,521                131,479                  0.0%
#*   ModusLink Global Solutions, Inc.                                         57,190                200,165                  0.0%
#*   MoneyGram International, Inc.                                            20,083                172,714                  0.0%
     Monolithic Power Systems, Inc.                                           59,761              2,640,839                  0.0%
#    Monotype Imaging Holdings, Inc.                                          58,179              1,664,501                  0.0%
*    Monster Worldwide, Inc.                                                 198,800                767,368                  0.0%
#*   MoSys, Inc.                                                              65,993                177,521                  0.0%
     Motorola Solutions, Inc.                                                103,690              6,688,005                  0.1%
#*   Move, Inc.                                                               47,348                991,941                  0.0%
#    MTS Systems Corp.                                                        27,894              1,841,283                  0.0%
#*   Multi-Fineline Electronix, Inc.                                          34,615                351,342                  0.0%
#*   Nanometrics, Inc.                                                        39,107                529,509                  0.0%
*    NAPCO Security Technologies, Inc.                                        17,222                 73,710                  0.0%
     National Instruments Corp.                                               46,027              1,458,135                  0.0%
*    NCI, Inc. Class A                                                        10,441                106,289                  0.0%
*    NCR Corp.                                                               307,421              8,506,339                  0.1%
     NetApp, Inc.                                                            296,663             12,697,176                  0.1%
*    NETGEAR, Inc.                                                            64,569              2,197,929                  0.0%
*    Netlist, Inc.                                                            31,529                 28,773                  0.0%
#*   Netscout Systems, Inc.                                                   69,780              2,572,091                  0.0%
#*   NetSuite, Inc.                                                           15,289              1,661,303                  0.0%
#*   NeuStar, Inc. Class A                                                    56,098              1,481,548                  0.0%
*    Newport Corp.                                                            69,448              1,242,425                  0.0%
     NIC, Inc.                                                                41,620                767,057                  0.0%
#*   Novatel Wireless, Inc.                                                   48,740                138,909                  0.0%
#*   Nuance Communications, Inc.                                             445,281              6,870,686                  0.1%
#*   Numerex Corp. Class A                                                    18,298                238,606                  0.0%
     NVIDIA Corp.                                                            406,868              7,950,201                  0.1%
#*   Oclaro, Inc.                                                            106,869                167,784                  0.0%
*    OmniVision Technologies, Inc.                                            90,827              2,432,347                  0.0%
*    ON Semiconductor Corp.                                                  629,204              5,216,101                  0.1%
#*   Onvia, Inc.                                                               1,484                  6,470                  0.0%
     Oplink Communications, Inc.                                              33,991                708,712                  0.0%
     Optical Cable Corp.                                                       8,150                 37,816                  0.0%
     Oracle Corp.                                                          1,022,019             39,909,842                  0.3%
*    OSI Systems, Inc.                                                        35,144              2,491,007                  0.0%
#*   Overland Storage, Inc.                                                      213                    556                  0.0%
#*   Palo Alto Networks, Inc.                                                  6,466                683,456                  0.0%
*    Pandora Media, Inc.                                                       7,765                149,709                  0.0%
*    PAR Technology Corp.                                                     17,200                 88,391                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#    Park Electrochemical Corp.                                               30,476   $            786,281                  0.0%
#*   Parkervision, Inc.                                                        3,828                  5,015                  0.0%
     Paychex, Inc.                                                           172,884              8,115,175                  0.1%
     PC Connection, Inc.                                                      37,385                891,632                  0.0%
     PC-Tel, Inc.                                                             30,780                237,006                  0.0%
*    PCM, Inc.                                                                14,131                136,505                  0.0%
*    PDF Solutions, Inc.                                                      45,743                593,287                  0.0%
     Pegasystems, Inc.                                                        32,547                705,293                  0.0%
     Perceptron, Inc.                                                         10,412                104,849                  0.0%
*    Perficient, Inc.                                                         58,442                968,968                  0.0%
*    Pericom Semiconductor Corp.                                              34,672                378,965                  0.0%
*    Photronics, Inc.                                                         99,710                896,393                  0.0%
*    Planar Systems, Inc.                                                     21,613                 78,239                  0.0%
#    Plantronics, Inc.                                                        79,726              4,135,388                  0.0%
*    Plexus Corp.                                                             59,975              2,479,966                  0.0%
*    PMC-Sierra, Inc.                                                        348,768              2,716,903                  0.0%
*    Polycom, Inc.                                                           280,602              3,670,274                  0.0%
     Power Integrations, Inc.                                                 42,415              2,136,019                  0.0%
#*   PRGX Global, Inc.                                                        39,286                207,823                  0.0%
#*   Procera Networks, Inc.                                                   20,256                151,717                  0.0%
*    Progress Software Corp.                                                  95,302              2,468,322                  0.0%
*    PTC, Inc.                                                               152,394              5,813,831                  0.1%
     QAD, Inc. Class A                                                        13,973                300,559                  0.0%
     QAD, Inc. Class B                                                         5,440                100,640                  0.0%
*    QLogic Corp.                                                            150,920              1,782,365                  0.0%
     QUALCOMM, Inc.                                                          393,081             30,860,789                  0.3%
*    Qualstar Corp.                                                            8,094                  9,956                  0.0%
#*   Quantum Corp.                                                           185,179                237,029                  0.0%
#*   QuinStreet, Inc.                                                         15,854                 64,209                  0.0%
*    Qumu Corp.                                                               13,779                206,134                  0.0%
#*   Rackspace Hosting, Inc.                                                 152,140              5,836,090                  0.1%
*    Radisys Corp.                                                            40,860                102,150                  0.0%
#*   Rambus, Inc.                                                            194,593              2,228,090                  0.0%
#*   RealD, Inc.                                                              38,278                433,307                  0.0%
*    RealNetworks, Inc.                                                      173,849              1,199,558                  0.0%
#*   RealPage, Inc.                                                           17,625                350,209                  0.0%
*    Red Hat, Inc.                                                            54,458              3,208,665                  0.0%
     Reis, Inc.                                                               16,269                380,695                  0.0%
#*   Relm Wireless Corp.                                                       4,040                 22,422                  0.0%
#*   Remark Media, Inc.                                                        1,990                  9,632                  0.0%
#    RF Industries, Ltd.                                                      10,694                 48,658                  0.0%
#*   RF Micro Devices, Inc.                                                  468,193              6,091,191                  0.1%
     Richardson Electronics, Ltd.                                             20,031                200,510                  0.0%
#*   Rightside Group, Ltd.                                                     9,831                 93,100                  0.0%
*    Riverbed Technology, Inc.                                               145,957              2,771,723                  0.0%
*    Rofin-Sinar Technologies, Inc.                                           43,160                966,352                  0.0%
#*   Rogers Corp.                                                             28,881              1,974,594                  0.0%
#*   Rosetta Stone, Inc.                                                      37,189                355,899                  0.0%
*    Rovi Corp.                                                              175,106              3,656,213                  0.0%
#*   Rubicon Technology, Inc.                                                 33,298                147,510                  0.0%
#*   Rudolph Technologies, Inc.                                               52,178                458,123                  0.0%
*    Saba Software, Inc.                                                      27,173                364,118                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
*    Salesforce.com, Inc.                                                     50,500   $          3,231,495                  0.0%
#    SanDisk Corp.                                                           133,559             12,573,244                  0.1%
*    Sanmina Corp.                                                           153,576              3,850,150                  0.0%
*    Sapient Corp.                                                           275,771              4,776,354                  0.1%
*    ScanSource, Inc.                                                         46,830              1,787,969                  0.0%
     Science Applications International Corp.                                 96,785              4,733,754                  0.0%
*    Seachange International, Inc.                                            54,135                365,953                  0.0%
#    Seagate Technology P.L.C.                                               143,096              8,990,722                  0.1%
*    Selectica, Inc.                                                             538                  3,193                  0.0%
#*   Semtech Corp.                                                           108,911              2,764,161                  0.0%
*    ServiceNow, Inc.                                                          8,002                543,576                  0.0%
#*   Sevcon, Inc.                                                              1,585                 12,062                  0.0%
*    ShoreTel, Inc.                                                           99,589                805,675                  0.0%
#*   Shutterstock, Inc.                                                       17,127              1,331,796                  0.0%
*    Sigma Designs, Inc.                                                      60,500                241,395                  0.0%
#*   Silicon Graphics International Corp.                                     36,240                314,563                  0.0%
*    Silicon Image, Inc.                                                     133,793                717,130                  0.0%
*    Silicon Laboratories, Inc.                                               72,009              3,282,890                  0.0%
     Skyworks Solutions, Inc.                                                272,631             15,878,029                  0.1%
#*   Smith Micro Software, Inc.                                               43,203                 42,339                  0.0%
*    SMTC Corp.                                                                1,900                  3,344                  0.0%
*    SolarWinds, Inc.                                                         46,717              2,221,393                  0.0%
     Solera Holdings, Inc.                                                    42,897              2,228,499                  0.0%
#*   Sonic Foundry, Inc.                                                         619                  5,738                  0.0%
#*   Sonus Networks, Inc.                                                    490,866              1,703,305                  0.0%
#*   Spansion, Inc. Class A                                                   95,073              1,956,602                  0.0%
#*   Speed Commerce, Inc.                                                     45,303                134,550                  0.0%
*    SS&C Technologies Holdings, Inc.                                        110,081              5,319,114                  0.1%
*    Stamps.com, Inc.                                                         29,084              1,073,200                  0.0%
*    StarTek, Inc.                                                            16,081                120,929                  0.0%
#*   Stratasys, Ltd.                                                          55,436              6,672,277                  0.1%
#*   SunEdison, Inc.                                                         331,125              6,460,249                  0.1%
#*   SunPower Corp.                                                          188,978              6,017,060                  0.1%
*    Super Micro Computer, Inc.                                               65,217              2,084,335                  0.0%
*    support.com, Inc.                                                        85,790                182,733                  0.0%
*    Sykes Enterprises, Inc.                                                  80,741              1,739,161                  0.0%
     Symantec Corp.                                                          643,117             15,962,164                  0.1%
#*   Synaptics, Inc.                                                          72,469              4,959,054                  0.1%
#*   Synchronoss Technologies, Inc.                                           67,509              3,488,190                  0.0%
#    SYNNEX Corp.                                                             75,988              5,256,850                  0.1%
*    Synopsys, Inc.                                                          114,012              4,672,212                  0.0%
*    Syntel, Inc.                                                             23,707              2,053,263                  0.0%
#*   Take-Two Interactive Software, Inc.                                     357,940              9,467,513                  0.1%
     TE Connectivity, Ltd.                                                   199,000             12,164,870                  0.1%
*    Tech Data Corp.                                                          75,040              4,481,389                  0.0%
#*   TechTarget, Inc.                                                          1,901                 18,136                  0.0%
*    TeleCommunication Systems, Inc. Class A                                  80,413                231,589                  0.0%
#*   Telenav, Inc.                                                            61,868                446,687                  0.0%
*    TeleTech Holdings, Inc.                                                  93,633              2,416,668                  0.0%
#*   Teradata Corp.                                                          180,525              7,639,818                  0.1%
#    Teradyne, Inc.                                                          333,587              6,138,001                  0.1%
     Tessco Technologies, Inc.                                                14,125                448,469                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
     Tessera Technologies, Inc.                                               93,945   $          2,854,989                  0.0%
     Texas Instruments, Inc.                                                 250,800             12,454,728                  0.1%
     TheStreet, Inc.                                                          30,782                 70,491                  0.0%
#*   TIBCO Software, Inc.                                                     80,837              1,889,161                  0.0%
#*   TiVo, Inc.                                                               85,801              1,119,703                  0.0%
     Total System Services, Inc.                                             304,233             10,280,033                  0.1%
#    Transact Technologies, Inc.                                              12,325                 70,622                  0.0%
*    Trimble Navigation, Ltd.                                                 57,961              1,556,832                  0.0%
*    Trio Tech International                                                   3,963                 15,258                  0.0%
*    TriQuint Semiconductor, Inc.                                            272,056              5,884,571                  0.1%
*    TSR, Inc.                                                                   751                  2,463                  0.0%
#*   TTM Technologies, Inc.                                                  134,297                927,992                  0.0%
#*   Twitter, Inc.                                                            11,007                456,460                  0.0%
#*   Tyler Technologies, Inc.                                                 36,620              4,098,510                  0.0%
#    Ubiquiti Networks, Inc.                                                  19,386                693,437                  0.0%
#*   Ultimate Software Group, Inc. (The)                                       8,744              1,316,059                  0.0%
*    Ultra Clean Holdings, Inc.                                               33,882                297,484                  0.0%
#*   Ultratech, Inc.                                                          50,878                973,296                  0.0%
#*   Unisys Corp.                                                             50,672              1,299,230                  0.0%
     United Online, Inc.                                                      22,542                252,921                  0.0%
*    Universal Security Instruments, Inc.                                      1,873                 11,613                  0.0%
*    Unwired Planet, Inc.                                                     83,139                128,865                  0.0%
#*   USA Technologies, Inc.                                                   16,331                 28,416                  0.0%
*    UTStarcom Holdings Corp.                                                 23,800                 59,976                  0.0%
*    Vantiv, Inc. Class A                                                    122,794              3,796,790                  0.0%
#*   Veeco Instruments, Inc.                                                  68,985              2,482,770                  0.0%
*    VeriFone Systems, Inc.                                                  179,648              6,693,684                  0.1%
*    Verint Systems, Inc.                                                     94,582              5,437,519                  0.1%
#*   VeriSign, Inc.                                                           39,976              2,388,966                  0.0%
#*   ViaSat, Inc.                                                             69,289              4,340,263                  0.0%
*    Viasystems Group, Inc.                                                   26,304                417,444                  0.0%
#    Vicon Industries, Inc.                                                    3,400                  5,406                  0.0%
#*   Video Display Corp.                                                      10,670                 31,477                  0.0%
#*   Virtusa Corp.                                                            54,146              2,218,903                  0.0%
     Visa, Inc. Class A                                                      136,797             33,026,900                  0.3%
#    Vishay Intertechnology, Inc.                                            228,400              3,085,684                  0.0%
#*   Vishay Precision Group, Inc.                                             24,604                418,022                  0.0%
#*   VistaPrint NV                                                            36,517              2,441,527                  0.0%
#*   VMware, Inc. Class A                                                      8,843                739,010                  0.0%
#*   Wave Systems Corp. Class A                                                2,000                  2,340                  0.0%
     Wayside Technology Group, Inc.                                            5,310                 91,863                  0.0%
*    Web.com Group, Inc.                                                      74,635              1,532,257                  0.0%
#*   WebMD Health Corp.                                                       43,438              1,853,934                  0.0%
*    Westell Technologies, Inc. Class A                                       72,666                 97,372                  0.0%
     Western Digital Corp.                                                   226,163             22,247,654                  0.2%
#    Western Union Co. (The)                                                 193,093              3,274,857                  0.0%
*    WEX, Inc.                                                                43,750              4,968,250                  0.1%
*    Wireless Telecom Group, Inc.                                              9,995                 24,888                  0.0%
#*   Workday, Inc. Class A                                                     8,095                772,911                  0.0%
*    Xcerra Corp.                                                             78,246                664,309                  0.0%
     Xerox Corp.                                                           1,425,143             18,925,899                  0.2%
     Xilinx, Inc.                                                            127,758              5,682,676                  0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*   XO Group, Inc.                                                           47,111   $            599,723                  0.0%
*    Yahoo!, Inc.                                                            202,442              9,322,454                  0.1%
#*   Yelp, Inc.                                                                  727                 43,620                  0.0%
*    Zebra Technologies Corp. Class A                                         86,754              6,398,107                  0.1%
#*   Zillow, Inc. Class A                                                      4,542                493,852                  0.0%
#*   Zix Corp.                                                               103,966                343,088                  0.0%
#*   Zynga, Inc. Class A                                                   1,067,775              2,722,826                  0.0%
                                                                                       --------------------   ------------------
Total Information Technology                                                                  2,064,735,256                 16.0%
                                                                                       --------------------   ------------------
Materials -- (4.7%)
     A Schulman, Inc.                                                         50,391              1,784,345                  0.0%
*    AEP Industries, Inc.                                                      9,759                448,816                  0.0%
     Air Products & Chemicals, Inc.                                           40,689              5,479,181                  0.0%
     Airgas, Inc.                                                             86,537              9,652,337                  0.1%
#    Albemarle Corp.                                                         127,911              7,467,444                  0.1%
     Alcoa, Inc.                                                           1,148,859             19,254,877                  0.2%
#    Allegheny Technologies, Inc.                                            187,672              6,165,025                  0.1%
#*   Allied Nevada Gold Corp.                                                 17,205                 23,915                  0.0%
#*   AM Castle & Co.                                                          37,054                272,347                  0.0%
*    American Biltrite, Inc.                                                      36                 16,020                  0.0%
#    American Vanguard Corp.                                                  49,377                569,811                  0.0%
     Ampco-Pittsburgh Corp.                                                   14,266                310,856                  0.0%
     Aptargroup, Inc.                                                         93,531              5,821,369                  0.1%
     Ashland, Inc.                                                            89,686              9,692,366                  0.1%
#    Avery Dennison Corp.                                                    190,519              8,925,815                  0.1%
     Axiall Corp.                                                            116,222              4,683,747                  0.0%
#    Balchem Corp.                                                            33,711              2,181,102                  0.0%
     Ball Corp.                                                               59,887              3,858,519                  0.0%
     Bemis Co., Inc.                                                         173,945              6,691,664                  0.1%
*    Berry Plastics Group, Inc.                                               85,232              2,217,737                  0.0%
     Cabot Corp.                                                             106,763              4,957,006                  0.0%
*    Calgon Carbon Corp.                                                      96,266              2,024,474                  0.0%
     Carpenter Technology Corp.                                               97,596              4,884,680                  0.0%
     Celanese Corp. Series A                                                 188,198             11,052,869                  0.1%
*    Century Aluminum Co.                                                    199,378              5,837,788                  0.1%
     CF Industries Holdings, Inc.                                             78,746             20,473,960                  0.2%
#    Chase Corp.                                                              11,789                422,871                  0.0%
*    Chemtura Corp.                                                          175,014              4,076,076                  0.0%
*    Clearwater Paper Corp.                                                   35,564              2,288,543                  0.0%
#    Cliffs Natural Resources, Inc.                                          269,008              3,020,960                  0.0%
#*   Codexis, Inc.                                                            13,246                 33,910                  0.0%
#*   Coeur Mining, Inc.                                                      145,280                537,536                  0.0%
     Commercial Metals Co.                                                   241,446              4,174,601                  0.0%
     Compass Minerals International, Inc.                                     55,390              4,745,815                  0.0%
#*   Contango ORE, Inc.                                                        1,821                 14,113                  0.0%
*    Continental Materials Corp.                                               1,019                 16,498                  0.0%
*    Core Molding Technologies, Inc.                                          11,130                148,029                  0.0%
*    Crown Holdings, Inc.                                                     49,085              2,352,644                  0.0%
     Cytec Industries, Inc.                                                  147,462              6,876,153                  0.1%
#    Deltic Timber Corp.                                                      16,351              1,064,287                  0.0%
     Domtar Corp.                                                            118,340              4,860,224                  0.0%
     Dow Chemical Co. (The)                                                  754,020             37,248,588                  0.3%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Materials -- (Continued)
     Eagle Materials, Inc.                                                    69,674   $          6,091,598                  0.1%
     Eastman Chemical Co.                                                    217,423             17,563,430                  0.1%
     Ecolab, Inc.                                                             61,063              6,792,037                  0.1%
     EI du Pont de Nemours & Co.                                             322,034             22,268,651                  0.2%
*    Ferro Corp.                                                             343,346              4,504,700                  0.0%
#*   Flotek Industries, Inc.                                                  98,253              2,177,286                  0.0%
     FMC Corp.                                                                61,535              3,529,032                  0.0%
     Freeport-McMoRan, Inc.                                                  904,697             25,783,864                  0.2%
     Friedman Industries, Inc.                                                13,567                103,652                  0.0%
     FutureFuel Corp.                                                         65,415                871,328                  0.0%
#*   General Moly, Inc.                                                      142,545                 94,080                  0.0%
     Globe Specialty Metals, Inc.                                            130,087              2,446,936                  0.0%
*    Graphic Packaging Holding Co.                                           809,204              9,815,644                  0.1%
     Greif, Inc. Class A                                                      45,887              2,021,781                  0.0%
#    Greif, Inc. Class B                                                      28,377              1,425,093                  0.0%
#    Hawkins, Inc.                                                            16,367                630,293                  0.0%
     Haynes International, Inc.                                               21,864              1,016,457                  0.0%
#    HB Fuller Co.                                                            87,575              3,675,523                  0.0%
#*   Headwaters, Inc.                                                        130,608              1,658,722                  0.0%
#    Hecla Mining Co.                                                        472,175              1,029,341                  0.0%
#*   Horsehead Holding Corp.                                                  92,871              1,459,003                  0.0%
     Huntsman Corp.                                                          422,507             10,309,171                  0.1%
     Innophos Holdings, Inc.                                                  42,952              2,448,264                  0.0%
     Innospec, Inc.                                                           42,337              1,709,145                  0.0%
     International Flavors & Fragrances, Inc.                                 28,784              2,853,934                  0.0%
     International Paper Co.                                                 320,185             16,207,765                  0.1%
#*   Intrepid Potash, Inc.                                                   102,060              1,372,707                  0.0%
#    Kaiser Aluminum Corp.                                                    29,817              2,073,772                  0.0%
*    KapStone Paper and Packaging Corp.                                      266,922              8,210,521                  0.1%
#    KMG Chemicals, Inc.                                                      17,877                316,423                  0.0%
     Koppers Holdings, Inc.                                                   18,579                733,499                  0.0%
*    Kraton Performance Polymers, Inc.                                        54,040                966,776                  0.0%
#    Kronos Worldwide, Inc.                                                   84,537              1,136,177                  0.0%
#*   Landec Corp.                                                             43,489                547,526                  0.0%
#*   Louisiana-Pacific Corp.                                                 240,244              3,507,562                  0.0%
*    LSB Industries, Inc.                                                     40,866              1,533,701                  0.0%
     LyondellBasell Industries NV Class A                                    200,783             18,397,746                  0.2%
#    Martin Marietta Materials, Inc.                                          77,081              9,012,310                  0.1%
#    Materion Corp.                                                           42,845              1,690,235                  0.0%
#*   McEwen Mining, Inc.                                                     271,668                336,868                  0.0%
     MeadWestvaco Corp.                                                      178,594              7,888,497                  0.1%
#*   Mercer International, Inc.                                               78,277                984,725                  0.0%
     Minerals Technologies, Inc.                                              62,370              4,784,403                  0.0%
#*   Mines Management, Inc.                                                   13,118                  6,821                  0.0%
#*   Molycorp, Inc.                                                           13,274                 18,318                  0.0%
     Monsanto Co.                                                             74,391              8,557,941                  0.1%
     Mosaic Co. (The)                                                        216,241              9,581,639                  0.1%
#    Myers Industries, Inc.                                                   71,052              1,061,517                  0.0%
     Neenah Paper, Inc.                                                       33,165              2,023,397                  0.0%
#    NewMarket Corp.                                                          16,011              6,212,428                  0.1%
     Newmont Mining Corp.                                                    425,692              7,985,982                  0.1%
     Noranda Aluminum Holding Corp.                                           62,803                276,961                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Materials -- (Continued)
*    Northern Technologies International Corp.                                 5,900   $            110,448                  0.0%
     Nucor Corp.                                                             203,610             11,007,157                  0.1%
#    Olin Corp.                                                              150,919              3,658,277                  0.0%
#    Olympic Steel, Inc.                                                      18,610                374,433                  0.0%
#    OM Group, Inc.                                                           51,767              1,347,495                  0.0%
#*   OMNOVA Solutions, Inc.                                                   74,995                527,215                  0.0%
*    Owens-Illinois, Inc.                                                    361,823              9,324,179                  0.1%
     Packaging Corp. of America                                              125,070              9,015,046                  0.1%
*    Penford Corp.                                                            22,102                416,623                  0.0%
     PH Glatfelter Co.                                                        63,321              1,597,589                  0.0%
#    PolyOne Corp.                                                           165,759              6,134,741                  0.1%
     PPG Industries, Inc.                                                     23,299              4,745,773                  0.0%
     Praxair, Inc.                                                            84,643             10,664,172                  0.1%
#    Quaker Chemical Corp.                                                    25,588              2,100,263                  0.0%
     Reliance Steel & Aluminum Co.                                           130,074              8,777,394                  0.1%
#*   Rentech, Inc.                                                           296,041                470,705                  0.0%
*    Resolute Forest Products, Inc.                                            5,403                100,280                  0.0%
     Rock-Tenn Co. Class A                                                   174,624              8,932,018                  0.1%
     Rockwood Holdings, Inc.                                                 108,630              8,354,733                  0.1%
#    Royal Gold, Inc.                                                         89,350              5,106,352                  0.0%
     RPM International, Inc.                                                 144,151              6,530,040                  0.1%
*    RTI International Metals, Inc.                                           49,088              1,156,022                  0.0%
#    Schnitzer Steel Industries, Inc. Class A                                 62,832              1,479,694                  0.0%
#    Schweitzer-Mauduit International, Inc.                                   54,167              2,332,431                  0.0%
     Scotts Miracle-Gro Co. (The) Class A                                     58,513              3,466,310                  0.0%
     Sealed Air Corp.                                                        185,920              6,739,600                  0.1%
#*   Senomyx, Inc.                                                            26,984                213,713                  0.0%
     Sensient Technologies Corp.                                              86,790              5,136,232                  0.0%
     Sherwin-Williams Co. (The)                                               19,100              4,384,596                  0.0%
     Sigma-Aldrich Corp.                                                      22,268              3,026,444                  0.0%
     Silgan Holdings, Inc.                                                    79,276              3,897,208                  0.0%
#*   Solitario Exploration & Royalty Corp.                                     2,615                  2,641                  0.0%
     Sonoco Products Co.                                                     152,660              6,239,214                  0.1%
#    Southern Copper Corp.                                                    36,549              1,051,880                  0.0%
     Steel Dynamics, Inc.                                                    419,814              9,659,920                  0.1%
     Stepan Co.                                                               36,797              1,629,371                  0.0%
#*   Stillwater Mining Co.                                                   199,600              2,620,748                  0.0%
*    SunCoke Energy, Inc.                                                    128,074              3,060,969                  0.0%
#    Synalloy Corp.                                                           11,060                178,619                  0.0%
     TimkenSteel Corp.                                                        61,393              2,491,328                  0.0%
#*   Trecora Resources                                                        13,281                174,645                  0.0%
     Tredegar Corp.                                                           33,747                641,868                  0.0%
     Tronox, Ltd. Class A                                                     88,061              2,129,315                  0.0%
#    United States Lime & Minerals, Inc.                                       8,788                616,127                  0.0%
#    United States Steel Corp.                                               253,794             10,161,912                  0.1%
#*   Universal Stainless & Alloy Products, Inc.                               10,522                270,521                  0.0%
#    US Silica Holdings, Inc.                                                 63,802              2,864,710                  0.0%
#    Valhi, Inc.                                                              92,519                547,712                  0.0%
     Valspar Corp. (The)                                                      79,825              6,558,422                  0.1%
#*   Verso Paper Corp.                                                        33,897                 98,301                  0.0%
     Vulcan Materials Co.                                                    127,191              7,848,957                  0.1%
#    Walter Energy, Inc.                                                      58,723                141,522                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   ------------------
Materials -- (Continued)
#           Wausau Paper Corp.                                                84,948   $            840,136                  0.0%
            Westlake Chemical Corp.                                          178,816             12,615,469                  0.1%
            Worthington Industries, Inc.                                     154,045              5,953,839                  0.1%
*           WR Grace & Co.                                                    39,559              3,742,281                  0.0%
            Zep, Inc.                                                         32,478                521,597                  0.0%
                                                                                       --------------------   ------------------
Total Materials                                                                                 678,123,307                  5.3%
                                                                                       --------------------   ------------------
Other -- (0.0%)
(Degree)*   Brooklyn Federal Bancorp, Inc. Escrow Shares                       7,873                     --                  0.0%
(Degree)*   Concord Camera Corp. Escrow Shares                                 2,339                     --                  0.0%
(Degree)*   FRD Acquisition Co. Escrow Shares                                  4,235                     --                  0.0%
(Degree)*   Gerber Scientific, Inc. Escrow Shares                             30,731                     --                  0.0%
(Degree)*   Softbrands, Inc. Escrow Shares                                    14,700                     --                  0.0%
                                                                                       --------------------   ------------------
Total Other                                                                                              --                  0.0%
                                                                                       --------------------   ------------------
Real Estate Investment Trusts -- (0.0%)
#*          CareTrust REIT, Inc.                                              38,205                593,324                  0.0%
                                                                                       --------------------   ------------------
Telecommunication Services -- (2.5%)
#*          8x8, Inc.                                                         64,500                506,970                  0.0%
#*          Alaska Communications Systems Group, Inc.                          1,200                  1,620                  0.0%
#*          Alteva                                                             9,033                 64,134                  0.0%
            AT&T, Inc.                                                     5,301,166            184,692,623                  1.4%
#           Atlantic Tele-Network, Inc.                                       23,682              1,591,194                  0.0%
#*          Boingo Wireless, Inc.                                             16,070                112,651                  0.0%
            CenturyLink, Inc.                                                395,919             16,422,720                  0.1%
#*          Cincinnati Bell, Inc.                                            355,874              1,306,058                  0.0%
            Cogent Communications Holdings, Inc.                              39,014              1,324,135                  0.0%
#           Consolidated Communications Holdings, Inc.                        89,880              2,327,892                  0.0%
#           Frontier Communications Corp.                                  1,735,609             11,350,883                  0.1%
*           General Communication, Inc. Class A                               68,401                802,344                  0.0%
#*          Hawaiian Telcom Holdco, Inc.                                         367                  9,872                  0.0%
#*          HC2 Holdings, Inc.                                                10,474                 55,512                  0.0%
            IDT Corp. Class B                                                 37,776                622,548                  0.0%
            Inteliquent, Inc.                                                 97,435              1,639,831                  0.0%
#*          Intelsat SA                                                        8,897                173,136                  0.0%
#*          Iridium Communications, Inc.                                     104,650                994,175                  0.0%
#*          Level 3 Communications, Inc.                                     100,156              4,698,318                  0.1%
#           Lumos Networks Corp.                                              33,623                578,316                  0.0%
#           NTELOS Holdings Corp.                                             36,307                365,974                  0.0%
#*          ORBCOMM, Inc.                                                     70,340                444,549                  0.0%
*           Premiere Global Services, Inc.                                    88,268                924,166                  0.0%
*           SBA Communications Corp. Class A                                  60,940              6,845,390                  0.1%
            Shenandoah Telecommunications Co.                                 38,717              1,145,636                  0.0%
            Spok Holdings, Inc.                                               38,503                625,289                  0.0%
#*          Sprint Corp.                                                     344,000              2,039,920                  0.0%
#*          Straight Path Communications, Inc. Class B                        17,280                373,248                  0.0%
*           T-Mobile US, Inc.                                                 98,640              2,879,302                  0.0%
            Telephone & Data Systems, Inc.                                   188,155              4,824,294                  0.1%
*           tw telecom, Inc.                                                 125,000              5,347,500                  0.1%
#*          United States Cellular Corp.                                      49,354              1,797,473                  0.0%
            Verizon Communications, Inc.                                   1,840,744             92,497,386                  0.7%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Telecommunication Services -- (Continued)
*    Vonage Holdings Corp.                                                   375,899   $          1,308,128                  0.0%
#    Windstream Holdings, Inc.                                             1,243,736             13,034,353                  0.1%
                                                                                       --------------------   ------------------
Total Telecommunication Services                                                                363,727,540                  2.8%
                                                                                       --------------------   ------------------
Utilities -- (1.8%)
     AES Corp.                                                               363,859              5,119,496                  0.1%
     AGL Resources, Inc.                                                      69,040              3,721,946                  0.0%
#    ALLETE, Inc.                                                             62,277              3,253,350                  0.0%
     Alliant Energy Corp.                                                     36,568              2,263,925                  0.0%
     Ameren Corp.                                                             65,294              2,764,548                  0.0%
     American Electric Power Co., Inc.                                        70,433              4,109,061                  0.1%
     American States Water Co.                                                56,210              2,011,194                  0.0%
     American Water Works Co., Inc.                                           48,949              2,612,408                  0.0%
#    Aqua America, Inc.                                                      110,746              2,901,545                  0.0%
#    Artesian Resources Corp. Class A                                          5,997                133,553                  0.0%
#    Atmos Energy Corp.                                                       68,333              3,621,649                  0.0%
#    Avista Corp.                                                             91,527              3,244,632                  0.0%
#    Black Hills Corp.                                                        66,602              3,645,127                  0.0%
#*   Cadiz, Inc.                                                               5,844                 58,206                  0.0%
     California Water Service Group                                           61,208              1,593,244                  0.0%
#*   Calpine Corp.                                                           395,949              9,035,556                  0.1%
     CenterPoint Energy, Inc.                                                121,531              2,983,586                  0.0%
#    Chesapeake Utilities Corp.                                               21,161              1,024,827                  0.0%
     Cleco Corp.                                                              53,705              2,887,181                  0.0%
     CMS Energy Corp.                                                         72,197              2,358,676                  0.0%
#    Connecticut Water Service, Inc.                                          14,550                540,824                  0.0%
#    Consolidated Edison, Inc.                                                59,470              3,768,019                  0.0%
#    Consolidated Water Co., Ltd.                                             20,526                246,107                  0.0%
     Delta Natural Gas Co., Inc.                                               5,328                110,396                  0.0%
     Dominion Resources, Inc.                                                 95,695              6,823,053                  0.1%
     DTE Energy Co.                                                           43,043              3,536,413                  0.0%
     Duke Energy Corp.                                                       118,630              9,745,454                  0.1%
#*   Dynegy, Inc.                                                            117,823              3,593,601                  0.0%
     Edison International                                                     61,989              3,879,272                  0.1%
#    El Paso Electric Co.                                                     60,213              2,278,460                  0.0%
     Empire District Electric Co. (The)                                       56,294              1,601,001                  0.0%
     Entergy Corp.                                                            55,273              4,644,037                  0.1%
#    Exelon Corp.                                                            131,645              4,816,891                  0.1%
     FirstEnergy Corp.                                                        82,596              3,084,135                  0.0%
     Gas Natural, Inc.                                                         5,156                 58,521                  0.0%
#*   Genie Energy, Ltd. Class B                                               32,165                233,196                  0.0%
#    Great Plains Energy, Inc.                                               111,190              2,994,347                  0.0%
#    Hawaiian Electric Industries, Inc.                                      104,140              2,932,582                  0.0%
#    IDACORP, Inc.                                                            74,322              4,699,380                  0.1%
     Integrys Energy Group, Inc.                                              52,641              3,825,948                  0.1%
     ITC Holdings Corp.                                                       95,635              3,788,102                  0.0%
#    Laclede Group, Inc. (The)                                                58,212              2,955,423                  0.0%
     MDU Resources Group, Inc.                                                97,688              2,752,848                  0.0%
#    MGE Energy, Inc.                                                         40,195              1,787,472                  0.0%
#    Middlesex Water Co.                                                      19,687                443,942                  0.0%
#    National Fuel Gas Co.                                                    27,050              1,872,672                  0.0%
#    New Jersey Resources Corp.                                               61,869              3,618,099                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Utilities -- (Continued)
            NextEra Energy, Inc.                                              71,731   $          7,188,881                  0.1%
            NiSource, Inc.                                                    85,928              3,614,132                  0.0%
#           Northeast Utilities                                               86,388              4,263,248                  0.1%
#           Northwest Natural Gas Co.                                         33,223              1,559,155                  0.0%
#           NorthWestern Corp.                                                58,159              3,073,122                  0.0%
            NRG Energy, Inc.                                                 288,306              8,643,414                  0.1%
            NRG Yield, Inc. Class A                                            2,131                106,486                  0.0%
            OGE Energy Corp.                                                  67,992              2,535,422                  0.0%
#           ONE Gas, Inc.                                                     49,908              1,894,009                  0.0%
#           Ormat Technologies, Inc.                                          65,592              1,898,888                  0.0%
#           Otter Tail Corp.                                                  45,443              1,408,733                  0.0%
            Pepco Holdings, Inc.                                             118,685              3,244,848                  0.0%
            PG&E Corp.                                                        59,261              2,982,014                  0.0%
            Piedmont Natural Gas Co., Inc.                                    72,243              2,745,956                  0.0%
            Pinnacle West Capital Corp.                                       35,700              2,194,479                  0.0%
#           PNM Resources, Inc.                                              116,842              3,370,892                  0.0%
#           Portland General Electric Co.                                    116,719              4,249,739                  0.1%
            PPL Corp.                                                         90,828              3,178,072                  0.0%
            Public Service Enterprise Group, Inc.                            103,424              4,272,445                  0.1%
            Questar Corp.                                                    212,969              5,134,683                  0.1%
            RGC Resources, Inc.                                                2,942                 59,546                  0.0%
#           SCANA Corp.                                                       25,601              1,405,239                  0.0%
            Sempra Energy                                                     36,860              4,054,600                  0.1%
            SJW Corp.                                                         26,109                834,444                  0.0%
#           South Jersey Industries, Inc.                                     49,267              2,889,017                  0.0%
            Southern Co. (The)                                               118,259              5,482,487                  0.1%
            Southwest Gas Corp.                                               69,336              4,027,728                  0.1%
#           TECO Energy, Inc.                                                125,629              2,463,585                  0.0%
            UGI Corp.                                                        300,526             11,326,825                  0.1%
#           UIL Holdings Corp.                                                76,201              3,134,909                  0.0%
#           Unitil Corp.                                                      20,656                719,655                  0.0%
#           Vectren Corp.                                                     50,387              2,264,896                  0.0%
#           Westar Energy, Inc.                                               83,807              3,168,743                  0.0%
#           WGL Holdings, Inc.                                                75,218              3,535,246                  0.0%
#           Wisconsin Energy Corp.                                            50,830              2,524,218                  0.0%
            Xcel Energy, Inc.                                                113,995              3,815,413                  0.0%
#           York Water Co.                                                    14,530                319,369                  0.0%
                                                                                       --------------------   ------------------
Total Utilities                                                                                 259,558,443                  2.0%
                                                                                       --------------------   ------------------
TOTAL COMMON STOCKS                                                                          12,863,508,717                 99.6%
                                                                                       --------------------   ------------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(Degree)*   Enron TOPRS Escrow Shares                                          1,977                     --                  0.0%
                                                                                       --------------------   ------------------
RIGHTS/WARRANTS -- (0.0%)
(Degree)*   Capital Bank Corp. Contingent Value Rights                         7,309                     --                  0.0%
(Degree)*   Community Health Systems, Inc. Rights 01/04/16                   396,076                 11,843                  0.0%
(Degree)*   Eagle Bulk Shipping, Inc. Warrants 10/15/21                           17                     43                  0.0%
(Degree)*   Leap Wireless International, Inc. Contingent
            Value Rights                                                      89,942                226,654                  0.0%
(Degree)*   LGL Group, Inc. (The) Warrants 08/06/18                           13,165                    262                  0.0%
(Degree)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                   22,231                     --                  0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                         SHARES                 VALUE+            OF NET ASSETS**
                                                                  --------------------   --------------------   -------------------
(Degree)*   PhotoMedex, Inc. Contingent Value Warrants 12/13/14                    888   $                 --                  0.0%
(Degree)#*  Sears Holdings Corp. Rights 11/07/14                               125,301                  3,007                  0.0%
(Degree)*   Tejon Ranch Co. Warrants 08/31/16                                    4,892                 10,273                  0.0%
                                                                                         --------------------   ------------------
TOTAL RIGHTS/WARRANTS                                                                                 252,082                  0.0%
                                                                                         --------------------   ------------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
     State Street Institutional Liquid Reserves, 0.077%                     94,206,014             94,206,014                  0.7%
                                                                                         --------------------   ------------------
SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@   DFA Short Term Investment Fund                                      135,602,661          1,568,922,783                 12.1%
                                                                                         --------------------   ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $10,169,853,055)                                     $     14,526,889,596                112.4%
                                                                                         ====================   ==================

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                        ------------------------------------------------------------------------------------------
                                               LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                                        ---------------------  --------------------   --------------------  ----------------------
Common Stocks
     Consumer Discretionary             $      1,840,389,658                     --                     --  $        1,840,389,658
     Consumer Staples                            784,987,280                     --                     --             784,987,280
     Energy                                    1,431,363,785                     --                     --           1,431,363,785
     Financials                                2,186,774,436   $             16,251                     --           2,186,790,687
     Health Care                               1,403,030,086                138,275                     --           1,403,168,361
     Industrials                               1,850,070,433                    643                     --           1,850,071,076
     Information Technology                    2,064,735,256                     --                     --           2,064,735,256
     Materials                                   678,123,307                     --                     --             678,123,307
     Other                                                --                     --                     --                      --
     Real Estate Investment Trusts                   593,324                     --                     --                 593,324
     Telecommunication Services                  363,727,540                     --                     --             363,727,540
     Utilities                                   259,558,443                     --                     --             259,558,443
Preferred Stocks
     Other                                                --                     --                     --                      --
Rights/Warrants                                           --                252,082                     --                 252,082
Temporary Cash Investments                        94,206,014                     --                     --              94,206,014
Securities Lending Collateral                             --          1,568,922,783                     --           1,568,922,783
                                        ---------------------  --------------------   --------------------  ----------------------
TOTAL                                   $     12,957,559,562   $      1,569,330,034                     --  $       14,526,889,596
                                        =====================  ====================   ====================  ======================

                          U.S. VECTOR EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
COMMON STOCKS -- (86.5%)
Consumer Discretionary -- (12.1%)
*    1-800-Flowers.com, Inc. Class A                                          33,345   $            267,760                  0.0%
     Aaron's, Inc.                                                            90,559              2,242,241                  0.1%
#    Abercrombie & Fitch Co. Class A                                          49,916              1,671,188                  0.1%
     Advance Auto Parts, Inc.                                                  5,300                778,888                  0.0%
#*   Aeropostale, Inc.                                                        25,947                 78,100                  0.0%
*    AG&E Holdings, Inc.                                                       5,523                  6,241                  0.0%
#    AH Belo Corp. Class A                                                    23,043                265,225                  0.0%
*    Ambassadors Group, Inc.                                                  17,553                 62,313                  0.0%
#*   AMC Networks, Inc. Class A                                                5,402                327,631                  0.0%
     AMCON Distributing Co.                                                      438                 35,907                  0.0%
#*   America's Car-Mart, Inc.                                                 13,372                614,845                  0.0%
*    American Axle & Manufacturing Holdings, Inc.                             22,062                426,458                  0.0%
#    American Eagle Outfitters, Inc.                                          85,550              1,101,029                  0.0%
#*   American Public Education, Inc.                                          12,833                397,695                  0.0%
*    ANN, Inc.                                                                58,405              2,242,168                  0.1%
*    Apollo Education Group, Inc. Class A                                     38,160              1,093,666                  0.0%
     Arctic Cat, Inc.                                                         12,690                427,145                  0.0%
     Ark Restaurants Corp.                                                     3,403                 75,002                  0.0%
*    Asbury Automotive Group, Inc.                                            29,653              2,076,896                  0.1%
*    Ascena Retail Group, Inc.                                                74,986                933,576                  0.0%
#*   Ascent Capital Group, Inc. Class A                                       13,941                896,406                  0.0%
#    Autoliv, Inc.                                                             6,967                639,153                  0.0%
#*   AutoNation, Inc.                                                         24,334              1,393,365                  0.1%
*    Ballantyne Strong, Inc.                                                  13,009                 58,410                  0.0%
*    Bally Technologies, Inc.                                                 16,084              1,293,154                  0.0%
#*   Barnes & Noble, Inc.                                                    114,435              2,496,972                  0.1%
     Bassett Furniture Industries, Inc.                                       10,687                185,740                  0.0%
#    Beasley Broadcasting Group, Inc. Class A                                  6,377                 29,972                  0.0%
#*   Beazer Homes USA, Inc.                                                   16,707                299,557                  0.0%
#    bebe stores, Inc.                                                        87,536                200,457                  0.0%
*    Bed Bath & Beyond, Inc.                                                  22,913              1,542,961                  0.1%
*    Belmond, Ltd. Class A                                                   115,921              1,328,455                  0.1%
     Best Buy Co., Inc.                                                       52,445              1,790,472                  0.1%
#    Big 5 Sporting Goods Corp.                                               26,198                322,497                  0.0%
     Big Lots, Inc.                                                           51,526              2,352,162                  0.1%
*    Biglari Holdings, Inc.                                                    2,584                902,229                  0.0%
*    BJ's Restaurants, Inc.                                                   35,760              1,574,155                  0.1%
*    Bloomin' Brands, Inc.                                                    37,069                700,975                  0.0%
#*   Blue Nile, Inc.                                                           3,598                127,729                  0.0%
#    Blyth, Inc.                                                              16,340                137,093                  0.0%
#    Bob Evans Farms, Inc.                                                    33,622              1,642,435                  0.1%
#    Bon-Ton Stores, Inc. (The)                                               16,943                149,268                  0.0%
*    Books-A-Million, Inc.                                                    13,630                 19,764                  0.0%
     BorgWarner, Inc.                                                         17,273                984,906                  0.0%
     Bowl America, Inc. Class A                                                2,839                 41,166                  0.0%
#*   Boyd Gaming Corp.                                                        88,809              1,025,744                  0.0%
*    Bravo Brio Restaurant Group, Inc.                                        19,657                272,643                  0.0%
#*   Bridgepoint Education, Inc.                                              32,150                406,376                  0.0%
*    Bright Horizons Family Solutions, Inc.                                    4,661                207,694                  0.0%
     Brinker International, Inc.                                              15,655                839,734                  0.0%
     Brown Shoe Co., Inc.                                                     53,427              1,420,624                  0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
     Brunswick Corp.                                                          42,655   $          1,996,254                  0.1%
#    Buckle, Inc. (The)                                                        9,525                469,868                  0.0%
#*   Buffalo Wild Wings, Inc.                                                 12,173              1,817,185                  0.1%
*    Build-A-Bear Workshop, Inc.                                              18,741                317,660                  0.0%
#*   Cabela's, Inc.                                                           57,032              2,738,677                  0.1%
#    Cablevision Systems Corp. Class A                                        16,209                301,812                  0.0%
#*   Cache, Inc.                                                              17,203                  9,720                  0.0%
#*   Caesars Entertainment Corp.                                               7,857                 95,777                  0.0%
#    Callaway Golf Co.                                                       109,117                855,477                  0.0%
*    Cambium Learning Group, Inc.                                             42,184                 64,542                  0.0%
*    Canterbury Park Holding Corp.                                             4,963                 47,397                  0.0%
     Capella Education Co.                                                    15,632              1,105,808                  0.0%
#*   Career Education Corp.                                                  104,403                605,537                  0.0%
#*   CarMax, Inc.                                                             26,062              1,457,126                  0.1%
*    Carmike Cinemas, Inc.                                                    27,478                880,670                  0.0%
     Carnival Corp.                                                           42,874              1,721,391                  0.1%
#    Carriage Services, Inc.                                                  20,707                413,312                  0.0%
#*   Carrols Restaurant Group, Inc.                                           27,234                209,974                  0.0%
     Carter's, Inc.                                                           18,771              1,466,578                  0.1%
     Cato Corp. (The) Class A                                                 27,535                982,173                  0.0%
*    Cavco Industries, Inc.                                                    9,858                718,352                  0.0%
     CBS Corp. Class A                                                         5,310                288,280                  0.0%
     CBS Corp. Class B                                                        39,368              2,134,533                  0.1%
#*   Central European Media Enterprises, Ltd. Class A                         32,474                 78,912                  0.0%
#*   Charles & Colvard, Ltd.                                                  21,647                 62,993                  0.0%
*    Charter Communications, Inc. Class A                                        317                 50,210                  0.0%
#    Cheesecake Factory, Inc. (The)                                           59,287              2,723,645                  0.1%
     Cherokee, Inc.                                                            3,009                 52,597                  0.0%
     Chico's FAS, Inc.                                                       157,521              2,375,417                  0.1%
#    Children's Place, Inc. (The)                                             25,851              1,273,162                  0.0%
*    Chipotle Mexican Grill, Inc.                                              3,000              1,914,000                  0.1%
#    Choice Hotels International, Inc.                                         8,184                437,844                  0.0%
*    Christopher & Banks Corp.                                                33,498                218,742                  0.0%
     Churchill Downs, Inc.                                                    18,230              1,859,095                  0.1%
#*   Chuy's Holdings, Inc.                                                     3,103                 92,811                  0.0%
#*   Cinedigm Corp.                                                           29,141                 45,169                  0.0%
     Cinemark Holdings, Inc.                                                  48,992              1,730,397                  0.1%
*    Citi Trends, Inc.                                                        19,462                440,814                  0.0%
     Clear Channel Outdoor Holdings, Inc. Class A                             32,196                233,743                  0.0%
     ClubCorp Holdings, Inc.                                                   3,381                 64,442                  0.0%
*    Coast Distribution System, Inc. (The)                                     1,632                  5,051                  0.0%
     Collectors Universe, Inc.                                                 4,583                112,742                  0.0%
#    Columbia Sportswear Co.                                                  55,820              2,151,303                  0.1%
     Comcast Corp. Class A                                                   376,209             20,823,168                  0.6%
     Comcast Corp. Special Class A                                            83,059              4,579,873                  0.1%
#*   Conn's, Inc.                                                             35,937              1,118,000                  0.0%
     Cooper Tire & Rubber Co.                                                 80,122              2,580,730                  0.1%
*    Cooper-Standard Holding, Inc.                                               511                 27,890                  0.0%
     Core-Mark Holding Co., Inc.                                              25,326              1,469,668                  0.1%
#    Cracker Barrel Old Country Store, Inc.                                   17,139              1,976,984                  0.1%
#*   Crocs, Inc.                                                              85,576                999,528                  0.0%
#*   Crown Media Holdings, Inc. Class A                                       24,897                 86,891                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
#    CSS Industries, Inc.                                                      4,800   $            137,088                  0.0%
     CST Brands, Inc.                                                         83,186              3,181,864                  0.1%
     Culp, Inc.                                                               12,017                227,962                  0.0%
#*   Cumulus Media, Inc. Class A                                              94,582                365,087                  0.0%
     Dana Holding Corp.                                                       96,609              1,976,620                  0.1%
#    Darden Restaurants, Inc.                                                 25,521              1,321,477                  0.1%
#*   Deckers Outdoor Corp.                                                     9,729                850,898                  0.0%
#*   Del Frisco's Restaurant Group, Inc.                                      22,592                524,586                  0.0%
*    Delta Apparel, Inc.                                                      11,681                122,651                  0.0%
     Destination Maternity Corp.                                              13,230                198,185                  0.0%
#*   Destination XL Group, Inc.                                               61,304                321,233                  0.0%
     DeVry Education Group, Inc.                                              69,835              3,380,712                  0.1%
*    DGSE Cos., Inc.                                                           3,503                  4,028                  0.0%
     Dick's Sporting Goods, Inc.                                               8,194                371,762                  0.0%
#    Dillard's, Inc. Class A                                                  46,706              4,939,627                  0.2%
     DineEquity, Inc.                                                         24,482              2,177,919                  0.1%
*    DIRECTV                                                                  22,304              1,935,764                  0.1%
*    Discovery Communications, Inc.                                           14,257                498,852                  0.0%
*    Discovery Communications, Inc. Class A                                    5,091                179,967                  0.0%
*    Discovery Communications, Inc. Class B                                    1,000                 37,740                  0.0%
#*   Dixie Group, Inc. (The)                                                   9,314                 73,394                  0.0%
*    Dollar General Corp.                                                     16,141              1,011,556                  0.0%
*    Dollar Tree, Inc.                                                        13,600                823,752                  0.0%
     Domino's Pizza, Inc.                                                     11,300              1,003,327                  0.0%
#*   Dorman Products, Inc.                                                    32,268              1,495,944                  0.1%
*    Dover Downs Gaming & Entertainment, Inc.                                 15,417                 11,563                  0.0%
     DR Horton, Inc.                                                          53,784              1,225,737                  0.0%
#*   DreamWorks Animation SKG, Inc. Class A                                   73,137              1,629,492                  0.1%
     Drew Industries, Inc.                                                    23,294              1,119,510                  0.0%
     DSW, Inc. Class A                                                        23,317                691,349                  0.0%
#    Dunkin' Brands Group, Inc.                                                2,733                124,297                  0.0%
#*   Education Management Corp.                                               37,118                 22,089                  0.0%
     Educational Development Corp.                                             3,287                 14,364                  0.0%
     Einstein Noah Restaurant Group, Inc.                                     21,405                433,451                  0.0%
*    Eldorado Resorts, Inc.                                                   18,795                 77,435                  0.0%
     Emerson Radio Corp.                                                      22,180                 25,285                  0.0%
*    Emmis Communications Corp. Class A                                        5,300                 11,554                  0.0%
#*   Empire Resorts, Inc.                                                      3,284                 24,597                  0.0%
#*   Entercom Communications Corp. Class A                                    35,699                366,986                  0.0%
     Entravision Communications Corp. Class A                                 51,728                266,916                  0.0%
#    Escalade, Inc.                                                           12,512                143,137                  0.0%
#    Ethan Allen Interiors, Inc.                                              35,740              1,011,442                  0.0%
#*   EW Scripps Co. (The) Class A                                             51,043                980,026                  0.0%
     Expedia, Inc.                                                            14,450              1,227,817                  0.0%
*    Express, Inc.                                                             8,782                131,467                  0.0%
     Family Dollar Stores, Inc.                                                8,607                673,842                  0.0%
#*   Famous Dave's Of America, Inc.                                            6,706                174,825                  0.0%
#*   Federal-Mogul Holdings Corp.                                             74,484              1,162,695                  0.0%
#*   Fiesta Restaurant Group, Inc.                                            12,924                712,759                  0.0%
     Finish Line, Inc. (The) Class A                                          64,050              1,695,404                  0.1%
#*   Five Below, Inc.                                                         15,817                630,624                  0.0%
*    Flanigan's Enterprises, Inc.                                                300                  6,000                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
     Flexsteel Industries, Inc.                                                8,943   $            306,834                  0.0%
     Foot Locker, Inc.                                                       105,891              5,930,955                  0.2%
     Ford Motor Co.                                                          366,000              5,156,940                  0.2%
*    Fossil Group, Inc.                                                       12,801              1,301,350                  0.1%
#    Fred's, Inc. Class A                                                     41,518                651,833                  0.0%
     Frisch's Restaurants, Inc.                                                5,689                146,094                  0.0%
#*   FTD Cos., Inc.                                                           25,421                894,311                  0.0%
#*   Fuel Systems Solutions, Inc.                                             25,189                232,494                  0.0%
#*   Full House Resorts, Inc.                                                 15,960                 20,588                  0.0%
#*   G-III Apparel Group, Ltd.                                                19,582              1,553,832                  0.1%
*    Gaiam, Inc. Class A                                                      17,607                133,285                  0.0%
#    GameStop Corp. Class A                                                  124,160              5,309,082                  0.2%
*    Gaming Partners International Corp.                                       9,358                 78,514                  0.0%
     Gannett Co., Inc.                                                       166,926              5,258,169                  0.2%
#    Gap, Inc. (The)                                                          23,608                894,507                  0.0%
#    Garmin, Ltd.                                                             10,038                556,908                  0.0%
#*   Geeknet, Inc.                                                             1,892                 18,333                  0.0%
     General Motors Co.                                                      210,392              6,606,309                  0.2%
#*   Genesco, Inc.                                                            27,196              2,085,661                  0.1%
#    Gentex Corp.                                                             15,476                506,684                  0.0%
*    Gentherm, Inc.                                                           32,496              1,355,083                  0.1%
     Genuine Parts Co.                                                        10,032                973,907                  0.0%
     GNC Holdings, Inc. Class A                                                3,983                165,573                  0.0%
     Goodyear Tire & Rubber Co. (The)                                         21,200                513,676                  0.0%
#*   Gordmans Stores, Inc.                                                     4,385                 13,813                  0.0%
     Graham Holdings Co. Class B                                               6,442              5,047,951                  0.2%
*    Grand Canyon Education, Inc.                                             25,362              1,214,840                  0.0%
#*   Gray Television, Inc.                                                    61,266                566,098                  0.0%
*    Gray Television, Inc. Class A                                             2,300                 17,020                  0.0%
#    Group 1 Automotive, Inc.                                                 38,905              3,323,654                  0.1%
     Guess?, Inc.                                                             78,037              1,730,080                  0.1%
     H&R Block, Inc.                                                          12,252                395,862                  0.0%
     Hanesbrands, Inc.                                                         7,900                834,319                  0.0%
     Harley-Davidson, Inc.                                                    25,800              1,695,060                  0.1%
     Harman International Industries, Inc.                                     7,895                847,449                  0.0%
     Harte-Hanks, Inc.                                                        71,062                462,614                  0.0%
#    Hasbro, Inc.                                                              9,200                529,276                  0.0%
     Haverty Furniture Cos., Inc.                                             24,284                534,491                  0.0%
     Haverty Furniture Cos., Inc. Class A                                      1,796                 39,476                  0.0%
*    Helen of Troy, Ltd.                                                      36,024              2,228,084                  0.1%
#*   hhgregg, Inc.                                                            34,055                176,405                  0.0%
#*   Hibbett Sports, Inc.                                                     10,010                454,354                  0.0%
*    Hollywood Media Corp.                                                    11,210                 12,443                  0.0%
     Home Depot, Inc. (The)                                                   14,454              1,409,554                  0.1%
#    Hooker Furniture Corp.                                                   11,611                177,532                  0.0%
#    HSN, Inc.                                                                 9,953                657,595                  0.0%
*    Hyatt Hotels Corp. Class A                                                6,444                381,614                  0.0%
#*   Iconix Brand Group, Inc.                                                 78,132              3,126,061                  0.1%
     International Game Technology                                             1,600                 26,224                  0.0%
     International Speedway Corp. Class A                                     41,433              1,298,096                  0.0%
     Interpublic Group of Cos., Inc. (The)                                    44,149                856,049                  0.0%
#    Interval Leisure Group, Inc.                                             27,192                572,120                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
#*   iRobot Corp.                                                             11,711   $            418,317                  0.0%
*    Isle of Capri Casinos, Inc.                                              40,351                299,808                  0.0%
#*   ITT Educational Services, Inc.                                            2,258                 22,828                  0.0%
     Jack in the Box, Inc.                                                    30,578              2,172,261                  0.1%
*    Jaclyn, Inc.                                                                400                  1,930                  0.0%
#*   JAKKS Pacific, Inc.                                                       5,955                 37,993                  0.0%
#*   Jamba, Inc.                                                              11,874                158,518                  0.0%
*    Jarden Corp.                                                             25,961              1,689,801                  0.1%
#*   JC Penney Co., Inc.                                                     237,522              1,807,542                  0.1%
     John Wiley & Sons, Inc. Class A                                          13,616                795,038                  0.0%
     John Wiley & Sons, Inc. Class B                                           2,087                121,735                  0.0%
     Johnson Controls, Inc.                                                   67,306              3,180,208                  0.1%
     Johnson Outdoors, Inc. Class A                                           14,083                423,194                  0.0%
*    Journal Communications, Inc. Class A                                     51,347                503,714                  0.0%
*    K12, Inc.                                                                38,275                474,610                  0.0%
*    Kate Spade & Co.                                                          9,775                265,196                  0.0%
#    KB Home                                                                  74,081              1,166,035                  0.0%
#*   Kirkland's, Inc.                                                         24,589                437,684                  0.0%
     Kohl's Corp.                                                             41,214              2,234,623                  0.1%
*    Kona Grill, Inc.                                                          8,088                182,223                  0.0%
     Koss Corp.                                                                4,404                  6,254                  0.0%
#*   Krispy Kreme Doughnuts, Inc.                                             32,305                611,211                  0.0%
     L Brands, Inc.                                                            6,200                447,144                  0.0%
     La-Z-Boy, Inc.                                                           53,633              1,226,050                  0.0%
#*   Lakeland Industries, Inc.                                                 5,597                 78,918                  0.0%
#    Lamar Advertising Co. Class A                                            10,244                529,103                  0.0%
#*   Lands' End, Inc.                                                         12,242                581,128                  0.0%
     Las Vegas Sands Corp.                                                    19,359              1,205,291                  0.0%
*    LeapFrog Enterprises, Inc.                                               77,572                412,683                  0.0%
     Lear Corp.                                                                7,593                702,353                  0.0%
*    Learning Tree International, Inc.                                        10,875                 26,970                  0.0%
#    Leggett & Platt, Inc.                                                    30,328              1,194,317                  0.0%
#    Lennar Corp. Class A                                                     19,087                822,268                  0.0%
     Lennar Corp. Class B                                                     14,840                521,032                  0.0%
*    Libbey, Inc.                                                             42,776              1,229,810                  0.0%
#*   Liberty Global P.L.C. Class A                                               716                 32,557                  0.0%
*    Liberty Global P.L.C. Class B                                               104                  4,796                  0.0%
*    Liberty Global P.L.C. Class C                                            41,874              1,862,137                  0.1%
*    Liberty Interactive Corp. Class A                                        86,201              2,253,294                  0.1%
*    Liberty Interactive Corp. Class B                                         4,371                115,766                  0.0%
*    Liberty Media Corp.                                                      73,768              3,535,700                  0.1%
*    Liberty Media Corp. Class A                                              35,948              1,726,223                  0.1%
*    Liberty Media Corp. Class B                                                 936                 43,833                  0.0%
*    Liberty Tax, Inc.                                                         3,149                119,316                  0.0%
*    Liberty TripAdvisor Holdings, Inc. Class A                               34,616              1,093,173                  0.0%
*    Liberty TripAdvisor Holdings, Inc. Class B                                  436                 15,033                  0.0%
*    Liberty Ventures Series A                                                65,044              2,283,044                  0.1%
*    Liberty Ventures Series B                                                 1,057                 36,677                  0.0%
#*   Life Time Fitness, Inc.                                                  54,132              3,018,942                  0.1%
#    Lifetime Brands, Inc.                                                    15,663                267,994                  0.0%
*    LIN Media LLC Class A                                                     4,107                 98,281                  0.0%
#    Lincoln Educational Services Corp.                                       21,067                 55,828                  0.0%

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
     Lions Gate Entertainment Corp.                                            1,858   $             61,556                  0.0%
     Lithia Motors, Inc. Class A                                              23,504              1,824,380                  0.1%
*    Live Nation Entertainment, Inc.                                         208,833              5,429,658                  0.2%
*    LKQ Corp.                                                                56,098              1,602,720                  0.1%
*    Loral Space & Communications, Inc.                                       11,008                842,112                  0.0%
     Lowe's Cos., Inc.                                                        66,542              3,806,202                  0.1%
*    Luby's, Inc.                                                             28,310                141,267                  0.0%
#*   Lumber Liquidators Holdings, Inc.                                         5,098                274,119                  0.0%
#*   M/I Homes, Inc.                                                          36,549                787,265                  0.0%
     Macy's, Inc.                                                             32,080              1,854,866                  0.1%
*    Madison Square Garden Co. (The) Class A                                  43,717              3,312,000                  0.1%
     Marcus Corp. (The)                                                       21,011                359,918                  0.0%
     Marine Products Corp.                                                    28,784                242,937                  0.0%
*    MarineMax, Inc.                                                          31,483                603,529                  0.0%
     Marriott Vacations Worldwide Corp.                                       40,570              2,817,181                  0.1%
#*   Martha Stewart Living Omnimedia, Inc. Class A                            40,187                174,010                  0.0%
     Mattel, Inc.                                                             19,217                597,072                  0.0%
*    McClatchy Co. (The) Class A                                              80,775                287,559                  0.0%
     McDonald's Corp.                                                          2,590                242,761                  0.0%
#    MDC Holdings, Inc.                                                       94,451              2,306,493                  0.1%
#*   Media General, Inc. Class A                                              21,300                318,222                  0.0%
     Men's Wearhouse, Inc. (The)                                              55,918              2,629,824                  0.1%
#    Meredith Corp.                                                           43,191              2,251,979                  0.1%
#*   Meritage Homes Corp.                                                     60,724              2,234,036                  0.1%
*    MGM Resorts International                                               263,388              6,123,771                  0.2%
*    Modine Manufacturing Co.                                                 71,998                923,734                  0.0%
*    Mohawk Industries, Inc.                                                  12,479              1,772,517                  0.1%
*    Monarch Casino & Resort, Inc.                                            18,597                302,573                  0.0%
#    Monro Muffler Brake, Inc.                                                20,712              1,106,849                  0.0%
     Morningstar, Inc.                                                         3,175                216,694                  0.0%
*    Motorcar Parts of America, Inc.                                          17,887                519,438                  0.0%
     Movado Group, Inc.                                                       21,143                746,348                  0.0%
*    Multimedia Games Holding Co., Inc.                                       19,081                665,927                  0.0%
*    Murphy USA, Inc.                                                         42,877              2,456,852                  0.1%
     NACCO Industries, Inc. Class A                                            8,639                505,986                  0.0%
#*   Nathan's Famous, Inc.                                                     5,206                374,207                  0.0%
     National American University Holdings, Inc.                                 579                  1,812                  0.0%
     National CineMedia, Inc.                                                 22,365                355,604                  0.0%
*    Nautilus, Inc.                                                           32,587                436,014                  0.0%
#*   Nevada Gold & Casinos, Inc.                                               1,000                  1,190                  0.0%
*    New York & Co., Inc.                                                     62,415                204,097                  0.0%
#    New York Times Co. (The) Class A                                        137,173              1,761,301                  0.1%
     Newell Rubbermaid, Inc.                                                  18,588                619,538                  0.0%
*    News Corp. Class A                                                      149,836              2,319,461                  0.1%
#*   News Corp. Class B                                                        7,250                109,113                  0.0%
#    Nexstar Broadcasting Group, Inc. Class A                                 10,575                477,144                  0.0%
     NIKE, Inc. Class B                                                        2,400                223,128                  0.0%
*    Nobility Homes, Inc.                                                      2,463                 27,031                  0.0%
     Nordstrom, Inc.                                                             700                 50,827                  0.0%
     Nutrisystem, Inc.                                                        22,945                386,394                  0.0%
*    NVR, Inc.                                                                 1,000              1,227,580                  0.0%
*    O'Reilly Automotive, Inc.                                                18,013              3,168,126                  0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
#*   Office Depot, Inc.                                                      878,560   $          4,586,083                  0.1%
     Omnicom Group, Inc.                                                       4,644                333,718                  0.0%
*    Orbitz Worldwide, Inc.                                                   64,472                533,183                  0.0%
#*   Outerwall, Inc.                                                          13,260                838,960                  0.0%
#*   Overstock.com, Inc.                                                       8,272                191,249                  0.0%
     Oxford Industries, Inc.                                                  15,537                951,641                  0.0%
*    P&F Industries, Inc. Class A                                              2,014                 16,092                  0.0%
#*   Pacific Sunwear of California, Inc.                                      60,704                 92,270                  0.0%
#*   Panera Bread Co. Class A                                                  5,200                840,528                  0.0%
#    Papa John's International, Inc.                                          21,076                985,514                  0.0%
*    Penn National Gaming, Inc.                                              122,140              1,598,813                  0.1%
     Penske Automotive Group, Inc.                                            78,768              3,563,464                  0.1%
*    Pep Boys-Manny, Moe & Jack (The)                                         59,363                565,729                  0.0%
*    Perfumania Holdings, Inc.                                                 3,665                 22,540                  0.0%
#*   Perry Ellis International, Inc.                                          17,492                357,711                  0.0%
#    PetMed Express, Inc.                                                     19,102                252,337                  0.0%
     PetSmart, Inc.                                                           13,036                943,155                  0.0%
#    Pier 1 Imports, Inc.                                                     68,065                878,039                  0.0%
#*   Pinnacle Entertainment, Inc.                                             52,422              1,343,576                  0.1%
#    Polaris Industries, Inc.                                                  9,939              1,499,398                  0.1%
     Pool Corp.                                                               14,058                839,263                  0.0%
*    Popeyes Louisiana Kitchen, Inc.                                           9,550                442,643                  0.0%
*    Priceline Group, Inc. (The)                                               1,900              2,291,799                  0.1%
     PulteGroup, Inc.                                                        170,372              3,269,439                  0.1%
     PVH Corp.                                                                 9,464              1,082,208                  0.0%
*    QEP Co., Inc.                                                             1,500                 26,318                  0.0%
#*   Quiksilver, Inc.                                                        178,954                313,170                  0.0%
#*   Radio One, Inc. Class D                                                  39,577                 98,547                  0.0%
#*   RadioShack Corp.                                                         89,952                 82,756                  0.0%
     Ralph Lauren Corp.                                                        3,292                542,653                  0.0%
*    RCI Hospitality Holdings, Inc.                                           12,476                148,464                  0.0%
#*   Reading International, Inc. Class A                                      11,759                117,237                  0.0%
*    Red Lion Hotels Corp.                                                    20,441                115,900                  0.0%
#*   Red Robin Gourmet Burgers, Inc.                                          16,700                917,999                  0.0%
#    Regal Entertainment Group Class A                                        16,249                359,915                  0.0%
     Regis Corp.                                                              66,496              1,129,102                  0.0%
#    Remy International, Inc.                                                  1,911                 35,315                  0.0%
#    Rent-A-Center, Inc.                                                      63,940              1,980,222                  0.1%
#*   Rentrak Corp.                                                             4,395                337,844                  0.0%
#*   Restoration Hardware Holdings, Inc.                                         624                 50,120                  0.0%
     Rocky Brands, Inc.                                                        7,186                 94,424                  0.0%
     Ross Stores, Inc.                                                        11,816                953,788                  0.0%
     Royal Caribbean Cruises, Ltd.                                           124,720              8,477,218                  0.3%
#*   Ruby Tuesday, Inc.                                                       69,513                533,860                  0.0%
     Ruth's Hospitality Group, Inc.                                           50,925                619,757                  0.0%
#    Ryland Group, Inc. (The)                                                 42,610              1,525,864                  0.1%
#    Salem Communications Corp. Class A                                       22,144                170,730                  0.0%
*    Sally Beauty Holdings, Inc.                                              17,750                520,253                  0.0%
#    Scholastic Corp.                                                         26,776                932,073                  0.0%
#*   Scientific Games Corp. Class A                                           87,041              1,024,473                  0.0%
#    Scripps Networks Interactive, Inc. Class A                                5,300                409,372                  0.0%
#*   Sears Holdings Corp.                                                     37,878              1,322,700                  0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
     SeaWorld Entertainment, Inc.                                             14,392   $            276,902                  0.0%
#*   Select Comfort Corp.                                                     36,144                928,539                  0.0%
     Service Corp. International                                             200,775              4,390,949                  0.1%
*    Shiloh Industries, Inc.                                                  20,431                348,144                  0.0%
     Shoe Carnival, Inc.                                                      23,096                424,966                  0.0%
*    Shutterfly, Inc.                                                         29,705              1,242,560                  0.0%
     Signet Jewelers, Ltd.                                                    14,628              1,755,506                  0.1%
#    Sinclair Broadcast Group, Inc. Class A                                   30,200                877,310                  0.0%
#*   Sirius XM Holdings, Inc.                                                124,278                426,274                  0.0%
#    Six Flags Entertainment Corp.                                            23,098                930,849                  0.0%
#*   Sizmek, Inc.                                                             31,401                179,928                  0.0%
*    Skechers U.S.A., Inc. Class A                                            43,294              2,370,346                  0.1%
*    Skullcandy, Inc.                                                         26,165                218,216                  0.0%
*    Skyline Corp.                                                             8,700                 31,842                  0.0%
#    Sonic Automotive, Inc. Class A                                           54,675              1,360,861                  0.1%
#*   Sonic Corp.                                                              28,283                713,014                  0.0%
#    Sotheby's                                                                27,528              1,091,760                  0.0%
*    Spanish Broadcasting System, Inc. Class A                                 1,489                  6,001                  0.0%
     Spartan Motors, Inc.                                                     36,992                210,484                  0.0%
#    Speedway Motorsports, Inc.                                               47,584                931,219                  0.0%
     Stage Stores, Inc.                                                       52,572                886,890                  0.0%
#    Standard Motor Products, Inc.                                            27,788              1,098,182                  0.0%
#*   Standard Pacific Corp.                                                  208,244              1,541,006                  0.1%
*    Stanley Furniture Co., Inc.                                              13,731                 39,820                  0.0%
#    Staples, Inc.                                                           326,863              4,144,623                  0.1%
     Starwood Hotels & Resorts Worldwide, Inc.                                12,073                925,516                  0.0%
*    Starz                                                                    24,948                770,893                  0.0%
*    Starz Class B                                                               936                 28,880                  0.0%
     Stein Mart, Inc.                                                         50,401                674,365                  0.0%
*    Steiner Leisure, Ltd.                                                    11,331                477,942                  0.0%
#*   Steven Madden, Ltd.                                                      57,632              1,806,763                  0.1%
*    Stoneridge, Inc.                                                         40,969                532,187                  0.0%
     Strattec Security Corp.                                                   4,591                476,179                  0.0%
*    Strayer Education, Inc.                                                   7,069                517,380                  0.0%
#    Sturm Ruger & Co., Inc.                                                  16,895                704,184                  0.0%
#    Superior Industries International, Inc.                                  29,581                577,125                  0.0%
#    Superior Uniform Group, Inc.                                              9,577                229,848                  0.0%
     Sypris Solutions, Inc.                                                   17,625                 60,101                  0.0%
#*   Systemax, Inc.                                                           34,554                528,676                  0.0%
#    Tandy Leather Factory, Inc.                                               6,870                 63,479                  0.0%
     Target Corp.                                                             52,314              3,234,051                  0.1%
*    Taylor Morrison Home Corp. Class A                                        7,554                130,231                  0.0%
*    Tempur Sealy International, Inc.                                          7,978                419,962                  0.0%
*    Tenneco, Inc.                                                            11,900                623,084                  0.0%
#*   Tesla Motors, Inc.                                                          402                 97,163                  0.0%
#    Texas Roadhouse, Inc.                                                    69,524              2,007,158                  0.1%
#    Thor Industries, Inc.                                                    36,711              1,941,645                  0.1%
     Tiffany & Co.                                                             8,300                797,796                  0.0%
     Time Warner Cable, Inc.                                                  29,552              4,350,350                  0.1%
     Time Warner, Inc.                                                        97,900              7,780,113                  0.2%
*    Time, Inc.                                                               27,173                613,838                  0.0%
     TJX Cos., Inc. (The)                                                     10,244                648,650                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
*    Toll Brothers, Inc.                                                     119,344   $          3,813,041                  0.1%
*    Tower International, Inc.                                                17,192                417,766                  0.0%
#    Town Sports International Holdings, Inc.                                 11,460                 67,843                  0.0%
#    Tractor Supply Co.                                                       25,800              1,889,076                  0.1%
     Trans World Entertainment Corp.                                           1,500                  4,950                  0.0%
*    TripAdvisor, Inc.                                                        14,450              1,281,137                  0.0%
*    TRW Automotive Holdings Corp.                                            14,500              1,469,575                  0.1%
#*   Tuesday Morning Corp.                                                    44,074                898,669                  0.0%
#*   Tumi Holdings, Inc.                                                      20,092                417,311                  0.0%
     Tupperware Brands Corp.                                                   5,800                369,750                  0.0%
     Twenty-First Century Fox, Inc. Class A                                   85,500              2,948,040                  0.1%
     Twenty-First Century Fox, Inc. Class B                                   23,700                786,129                  0.0%
*    Ulta Salon Cosmetics & Fragrance, Inc.                                   13,373              1,615,592                  0.1%
#*   Under Armour, Inc. Class A                                               11,332                743,153                  0.0%
*    Unifi, Inc.                                                              20,364                569,581                  0.0%
#*   Universal Electronics, Inc.                                              18,037              1,026,125                  0.0%
     Universal Technical Institute, Inc.                                      22,884                272,548                  0.0%
#*   UQM Technologies, Inc.                                                   24,036                 26,680                  0.0%
*    Urban Outfitters, Inc.                                                   19,147                581,303                  0.0%
*    US Auto Parts Network, Inc.                                              26,854                 72,506                  0.0%
     Vail Resorts, Inc.                                                       37,166              3,209,656                  0.1%
     Value Line, Inc.                                                          3,839                 61,232                  0.0%
#*   Valuevision Media, Inc. Class A                                          44,612                252,504                  0.0%
     VF Corp.                                                                 13,052                883,359                  0.0%
     Viacom, Inc. Class A                                                      1,129                 82,485                  0.0%
     Viacom, Inc. Class B                                                     15,300              1,112,004                  0.0%
*    Visteon Corp.                                                            17,685              1,660,622                  0.1%
#*   Vitamin Shoppe, Inc.                                                     28,185              1,322,722                  0.1%
#*   VOXX International Corp.                                                 21,635                184,547                  0.0%
     Walking Co. Holdings, Inc. (The)                                            272                  2,006                  0.0%
     Walt Disney Co. (The)                                                   118,253             10,805,959                  0.3%
#    Weight Watchers International, Inc.                                       6,975                181,699                  0.0%
     Wendy's Co. (The)                                                       432,368              3,467,591                  0.1%
*    West Marine, Inc.                                                        26,719                262,915                  0.0%
#    Weyco Group, Inc.                                                         9,446                294,243                  0.0%
     Whirlpool Corp.                                                          18,667              3,211,657                  0.1%
*    William Lyon Homes Class A                                                3,447                 81,556                  0.0%
#    Williams-Sonoma, Inc.                                                    10,506                683,205                  0.0%
#    Winmark Corp.                                                             3,672                302,132                  0.0%
#*   Winnebago Industries, Inc.                                               36,586                775,989                  0.0%
#    Wolverine World Wide, Inc.                                               52,060              1,412,908                  0.1%
#    World Wrestling Entertainment, Inc. Class A                               8,025                 99,109                  0.0%
     Wyndham Worldwide Corp.                                                  32,378              2,514,799                  0.1%
     Wynn Resorts, Ltd.                                                        2,100                399,021                  0.0%
*    Zagg, Inc.                                                               33,843                227,425                  0.0%
#*   Zumiez, Inc.                                                             35,468              1,183,922                  0.0%
                                                                                       --------------------   ------------------
Total Consumer Discretionary                                                                    488,910,404                 14.0%
                                                                                       --------------------   ------------------
Consumer Staples -- (3.8%)
#    Alico, Inc.                                                               7,844                289,444                  0.0%
*    Alliance One International, Inc.                                         93,600                190,008                  0.0%
     Altria Group, Inc.                                                       13,203                638,233                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Staples -- (Continued)
     Andersons, Inc. (The)                                                    31,248   $          1,991,435                  0.1%
     Archer-Daniels-Midland Co.                                               89,777              4,219,519                  0.1%
#    B&G Foods, Inc.                                                          46,662              1,374,663                  0.1%
#*   Boston Beer Co., Inc. (The) Class A                                       2,981                742,269                  0.0%
#*   Boulder Brands, Inc.                                                     66,282                588,584                  0.0%
*    Bridgford Foods Corp.                                                     3,414                 28,661                  0.0%
     Brown-Forman Corp. Class A                                                3,808                346,109                  0.0%
     Brown-Forman Corp. Class B                                                2,461                228,061                  0.0%
     Bunge, Ltd.                                                              73,213              6,490,332                  0.2%
#    Cal-Maine Foods, Inc.                                                    22,224              1,951,045                  0.1%
#    Calavo Growers, Inc.                                                     11,354                551,123                  0.0%
#    Casey's General Stores, Inc.                                             31,410              2,571,537                  0.1%
*    CCA Industries, Inc.                                                      4,700                 15,980                  0.0%
*    Central Garden and Pet Co.                                               20,939                167,093                  0.0%
*    Central Garden and Pet Co. Class A                                       47,083                404,443                  0.0%
*    Chiquita Brands International, Inc.                                      66,569                960,591                  0.0%
     Church & Dwight Co., Inc.                                                10,015                725,186                  0.0%
     Coca-Cola Bottling Co. Consolidated                                      10,112                914,529                  0.0%
     Coca-Cola Enterprises, Inc.                                              31,967              1,385,769                  0.1%
#*   Coffee Holding Co., Inc.                                                  1,900                 10,868                  0.0%
     ConAgra Foods, Inc.                                                      33,618              1,154,778                  0.0%
*    Constellation Brands, Inc. Class A                                       35,491              3,248,846                  0.1%
*    Constellation Brands, Inc. Class B                                        1,325                121,026                  0.0%
     Costco Wholesale Corp.                                                   12,989              1,732,343                  0.1%
#*   Craft Brew Alliance, Inc.                                                20,966                291,008                  0.0%
#*   Crimson Wine Group, Ltd.                                                 10,667                 97,070                  0.0%
     CVS Health Corp.                                                        113,204              9,714,035                  0.3%
#*   Darling International, Inc.                                             122,733              2,160,101                  0.1%
#    Dean Foods Co.                                                          103,137              1,517,145                  0.1%
#*   Diamond Foods, Inc.                                                      16,839                507,696                  0.0%
     Dr Pepper Snapple Group, Inc.                                            12,552                869,226                  0.0%
     Energizer Holdings, Inc.                                                  6,756                828,623                  0.0%
*    Farmer Bros. Co.                                                         17,723                516,803                  0.0%
#    Flowers Foods, Inc.                                                      36,564                694,716                  0.0%
#    Fresh Del Monte Produce, Inc.                                            80,990              2,600,589                  0.1%
#*   Fresh Market, Inc. (The)                                                  3,144                115,416                  0.0%
     General Mills, Inc.                                                      16,200                841,752                  0.0%
     Golden Enterprises, Inc.                                                  5,537                 24,750                  0.0%
*    Hain Celestial Group, Inc. (The)                                         14,836              1,605,997                  0.1%
#    Herbalife, Ltd.                                                           7,400                388,204                  0.0%
     Hormel Foods Corp.                                                       18,128                977,280                  0.0%
*    IGI Laboratories, Inc.                                                    1,128                 11,066                  0.0%
#    Ingles Markets, Inc. Class A                                             18,862                507,388                  0.0%
#    Ingredion, Inc.                                                          39,031              3,015,145                  0.1%
     Inter Parfums, Inc.                                                      31,754                901,814                  0.0%
*    Inventure Foods, Inc.                                                       771                 10,208                  0.0%
     J&J Snack Foods Corp.                                                    14,421              1,485,796                  0.1%
     JM Smucker Co. (The)                                                     20,682              2,150,928                  0.1%
     John B. Sanfilippo & Son, Inc.                                            8,641                321,013                  0.0%
#    Keurig Green Mountain, Inc.                                               9,300              1,411,275                  0.1%
     Kraft Foods Group, Inc.                                                  39,110              2,203,848                  0.1%
     Kroger Co. (The)                                                         17,415                970,190                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Staples -- (Continued)
     Lancaster Colony Corp.                                                   14,212   $          1,300,256                  0.0%
#*   Lifeway Foods, Inc.                                                       4,839                 80,085                  0.0%
#    Limoneira Co.                                                             2,064                 52,962                  0.0%
*    Mannatech, Inc.                                                           2,569                 37,430                  0.0%
     McCormick & Co., Inc.(579780107)                                          1,064                 74,799                  0.0%
#    McCormick & Co., Inc.(579780206)                                          8,162                577,217                  0.0%
#*   Medifast, Inc.                                                           19,049                604,615                  0.0%
#    MGP Ingredients, Inc.                                                    17,519                216,360                  0.0%
     Molson Coors Brewing Co. Class A                                            534                 42,020                  0.0%
     Molson Coors Brewing Co. Class B                                         86,345              6,422,341                  0.2%
     Mondelez International, Inc. Class A                                    196,387              6,924,606                  0.2%
*    Monster Beverage Corp.                                                    2,400                242,112                  0.0%
*    National Beverage Corp.                                                  27,000                678,240                  0.0%
#*   Natural Alternatives International, Inc.                                  4,748                 29,105                  0.0%
#    Nu Skin Enterprises, Inc. Class A                                        18,507                977,725                  0.0%
*    Nutraceutical International Corp.                                        11,692                262,836                  0.0%
     Oil-Dri Corp. of America                                                  6,773                204,409                  0.0%
*    Omega Protein Corp.                                                      37,756                545,574                  0.0%
#    Orchids Paper Products Co.                                                8,993                258,639                  0.0%
*    Pantry, Inc. (The)                                                       45,413              1,170,293                  0.0%
     PepsiCo, Inc.                                                             9,195                884,283                  0.0%
     Philip Morris International, Inc.                                        36,900              3,284,469                  0.1%
#*   Pilgrim's Pride Corp.                                                    98,915              2,810,175                  0.1%
     Pinnacle Foods, Inc.                                                     23,955                809,679                  0.0%
#*   Post Holdings, Inc.                                                      55,953              2,098,237                  0.1%
#    Pricesmart, Inc.                                                          8,917                793,881                  0.0%
     Procter & Gamble Co. (The)                                              105,525              9,209,167                  0.3%
     Reliv International, Inc.                                                 4,579                  5,541                  0.0%
#*   Revlon, Inc. Class A                                                     13,564                465,245                  0.0%
     Reynolds American, Inc.                                                  11,374                715,538                  0.0%
*    Rite Aid Corp.                                                           87,461                459,170                  0.0%
     Rocky Mountain Chocolate Factory, Inc.                                    5,450                 65,891                  0.0%
     Safeway, Inc.                                                            51,128              1,782,322                  0.1%
#    Sanderson Farms, Inc.                                                    33,556              2,818,033                  0.1%
*    Seaboard Corp.                                                              535              1,643,985                  0.1%
#*   Seneca Foods Corp. Class A                                               10,336                277,832                  0.0%
*    Seneca Foods Corp. Class B                                                1,251                 37,811                  0.0%
#    Snyder's-Lance, Inc.                                                     68,573              2,042,790                  0.1%
     SpartanNash Co.                                                          53,570              1,200,504                  0.0%
     Spectrum Brands Holdings, Inc.                                           52,744              4,778,079                  0.1%
#*   SUPERVALU, Inc.                                                          88,266                761,736                  0.0%
#*   Tofutti Brands, Inc.                                                        799                  3,987                  0.0%
#    Tootsie Roll Industries, Inc.                                            22,573                669,289                  0.0%
*    TreeHouse Foods, Inc.                                                    33,395              2,844,252                  0.1%
     Tyson Foods, Inc. Class A                                                83,262              3,359,622                  0.1%
#*   United Natural Foods, Inc.                                               20,634              1,403,525                  0.1%
#    United-Guardian, Inc.                                                     1,872                 39,050                  0.0%
#    Universal Corp.                                                          28,210              1,255,345                  0.0%
#*   USANA Health Sciences, Inc.                                               9,355              1,066,283                  0.0%
#    Vector Group, Ltd.                                                       21,749                485,873                  0.0%
     Village Super Market, Inc. Class A                                        7,226                200,521                  0.0%
     Wal-Mart Stores, Inc.                                                   102,008              7,780,150                  0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Staples -- (Continued)
     Walgreen Co.                                                             34,175   $          2,194,718                  0.1%
     WD-40 Co.                                                                 7,242                555,244                  0.0%
     Weis Markets, Inc.                                                       25,890              1,155,730                  0.0%
*    WhiteWave Foods Co. (The) Class A                                        72,636              2,704,238                  0.1%
     Whole Foods Market, Inc.                                                  9,338                367,264                  0.0%
                                                                                       --------------------   ------------------
Total Consumer Staples                                                                          153,512,640                  4.4%
                                                                                       --------------------   ------------------
Energy -- (9.6%)
#*   Abraxas Petroleum Corp.                                                  18,724                 77,330                  0.0%
     Adams Resources & Energy, Inc.                                            4,701                197,677                  0.0%
     Alon USA Energy, Inc.                                                    96,364              1,545,679                  0.1%
#*   Alpha Natural Resources, Inc.                                           255,873                501,511                  0.0%
     Anadarko Petroleum Corp.                                                 78,236              7,180,500                  0.2%
     Apache Corp.                                                             63,288              4,885,834                  0.1%
#*   Approach Resources, Inc.                                                 28,368                280,843                  0.0%
#    Arch Coal, Inc.                                                         229,682                496,113                  0.0%
#*   Atwood Oceanics, Inc.                                                    64,777              2,633,185                  0.1%
     Baker Hughes, Inc.                                                       55,395              2,933,719                  0.1%
*    Barnwell Industries, Inc.                                                 7,497                 19,192                  0.0%
#*   Basic Energy Services, Inc.                                              55,748                719,149                  0.0%
#*   Bill Barrett Corp.                                                       64,057                973,666                  0.0%
     Bolt Technology Corp.                                                     8,848                194,037                  0.0%
*    Bonanza Creek Energy, Inc.                                               59,758              2,703,452                  0.1%
#*   BPZ Resources, Inc.                                                     129,134                160,126                  0.0%
#    Bristow Group, Inc.                                                      41,007              3,030,417                  0.1%
#*   C&J Energy Services, Inc.                                                66,082              1,276,043                  0.0%
     Cabot Oil & Gas Corp.                                                    45,233              1,406,746                  0.0%
*    Callon Petroleum Co.                                                     73,987                485,355                  0.0%
*    Cameron International Corp.                                              31,432              1,871,776                  0.1%
#    CARBO Ceramics, Inc.                                                      4,831                249,618                  0.0%
*    Carrizo Oil & Gas, Inc.                                                  55,145              2,864,231                  0.1%
*    Cheniere Energy, Inc.                                                     7,686                576,450                  0.0%
     Chesapeake Energy Corp.                                                 444,198              9,852,312                  0.3%
     Chevron Corp.                                                           304,598             36,536,530                  1.1%
     Cimarex Energy Co.                                                       40,562              4,610,683                  0.1%
*    Clayton Williams Energy, Inc.                                            14,501              1,205,613                  0.0%
#*   Clean Energy Fuels Corp.                                                 52,155                381,253                  0.0%
#*   Cloud Peak Energy, Inc.                                                  78,591                940,734                  0.0%
*    Cobalt International Energy, Inc.                                        10,413                121,936                  0.0%
#    Comstock Resources, Inc.                                                 53,195                629,829                  0.0%
*    Concho Resources, Inc.                                                   14,845              1,618,550                  0.1%
     ConocoPhillips                                                          228,045             16,453,447                  0.5%
     CONSOL Energy, Inc.                                                      51,642              1,900,426                  0.1%
#*   Contango Oil & Gas Co.                                                   23,376                854,860                  0.0%
*    Continental Resources, Inc.                                               1,090                 61,443                  0.0%
#    CVR Energy, Inc.                                                          6,324                307,220                  0.0%
     Dawson Geophysical Co.                                                    8,719                148,136                  0.0%
     Delek US Holdings, Inc.                                                  85,253              2,889,224                  0.1%
#    Denbury Resources, Inc.                                                 317,378              3,935,487                  0.1%
     Devon Energy Corp.                                                       60,023              3,601,380                  0.1%
     DHT Holdings, Inc.                                                       10,435                 69,497                  0.0%
#    Diamond Offshore Drilling, Inc.                                          68,075              2,567,108                  0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Energy -- (Continued)
*    Diamondback Energy, Inc.                                                  3,915   $            267,943                  0.0%
*    Dresser-Rand Group, Inc.                                                 10,800                882,360                  0.0%
*    Dril-Quip, Inc.                                                           7,700                692,615                  0.0%
#*   Emerald Oil, Inc.                                                        67,295                213,998                  0.0%
     Energen Corp.                                                             6,952                470,650                  0.0%
#    Energy XXI Bermuda, Ltd.                                                 58,477                449,688                  0.0%
*    ENGlobal Corp.                                                           25,261                 33,092                  0.0%
     EnLink Midstream LLC                                                     43,109              1,633,831                  0.1%
     EOG Resources, Inc.                                                      52,945              5,032,422                  0.2%
*    Era Group, Inc.                                                          26,240                613,754                  0.0%
*    Escalera Resources Co.                                                   10,474                 11,836                  0.0%
     Evolution Petroleum Corp.                                                11,083                104,845                  0.0%
#    Exterran Holdings, Inc.                                                  74,370              2,924,972                  0.1%
     Exxon Mobil Corp.                                                       436,562             42,219,911                  1.2%
*    FieldPoint Petroleum Corp.                                                3,945                 11,164                  0.0%
*    FMC Technologies, Inc.                                                   21,103              1,182,612                  0.0%
*    Forum Energy Technologies, Inc.                                          18,171                496,068                  0.0%
#    GasLog, Ltd.                                                             57,414              1,195,359                  0.0%
*    Gastar Exploration, Inc.                                                101,670                406,680                  0.0%
#*   Geospace Technologies Corp.                                               7,312                225,136                  0.0%
#*   Green Brick Partners, Inc.                                                1,761                 11,640                  0.0%
#    Green Plains, Inc.                                                       46,043              1,574,671                  0.1%
*    Gulf Coast Ultra Deep Royalty Trust                                      36,391                 58,226                  0.0%
#    Gulf Island Fabrication, Inc.                                            16,524                349,317                  0.0%
#    Gulfmark Offshore, Inc. Class A                                          31,656                954,745                  0.0%
*    Gulfport Energy Corp.                                                    17,322                869,218                  0.0%
#*   Halcon Resources Corp.                                                   58,332                181,413                  0.0%
     Halliburton Co.                                                          34,942              1,926,702                  0.1%
#*   Harvest Natural Resources, Inc.                                          42,786                159,164                  0.0%
*    Helix Energy Solutions Group, Inc.                                      155,627              4,145,903                  0.1%
     Helmerich & Payne, Inc.                                                  29,941              2,599,478                  0.1%
#*   Hercules Offshore, Inc.                                                 172,813                285,141                  0.0%
     Hess Corp.                                                               50,181              4,255,851                  0.1%
*    HKN, Inc.                                                                   308                 20,328                  0.0%
     HollyFrontier Corp.                                                     114,181              5,181,534                  0.2%
#*   Hornbeck Offshore Services, Inc.                                         46,873              1,437,126                  0.0%
#*   ION Geophysical Corp.                                                   175,511                491,431                  0.0%
*    Key Energy Services, Inc.                                               197,908                601,640                  0.0%
     Kinder Morgan, Inc.                                                      64,709              2,504,238                  0.1%
*    Kodiak Oil & Gas Corp.                                                   85,777                925,534                  0.0%
*    Kosmos Energy, Ltd.                                                      14,144                131,964                  0.0%
#*   Laredo Petroleum Holdings, Inc.                                          41,633                789,362                  0.0%
#    LinnCo LLC                                                              101,050              2,422,169                  0.1%
     Marathon Oil Corp.                                                      194,277              6,877,406                  0.2%
     Marathon Petroleum Corp.                                                 38,015              3,455,564                  0.1%
#*   Matador Resources Co.                                                    72,206              1,752,440                  0.1%
*    Matrix Service Co.                                                       32,727                820,139                  0.0%
#*   McDermott International, Inc.                                           154,605                593,683                  0.0%
*    Mexco Energy Corp.                                                        1,236                  7,354                  0.0%
#*   Miller Energy Resources, Inc.                                               736                  2,561                  0.0%
*    Mitcham Industries, Inc.                                                 13,274                135,395                  0.0%
     Murphy Oil Corp.                                                         37,875              2,022,146                  0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Energy -- (Continued)
     Nabors Industries, Ltd.                                                 231,625   $          4,134,506                  0.1%
     National Oilwell Varco, Inc.                                             72,627              5,275,625                  0.2%
*    Natural Gas Services Group, Inc.                                         16,142                415,334                  0.0%
*    Newfield Exploration Co.                                                171,182              5,582,245                  0.2%
#*   Newpark Resources, Inc.                                                 125,837              1,438,317                  0.0%
#    Noble Corp. P.L.C.                                                      138,773              2,903,131                  0.1%
     Noble Energy, Inc.                                                       24,666              1,421,502                  0.0%
#*   Nordic American Offshore, Ltd.                                              239                  3,824                  0.0%
#    Nordic American Tankers, Ltd.                                            27,665                233,769                  0.0%
#*   Northern Oil and Gas, Inc.                                               78,652                888,768                  0.0%
#*   Nuverra Environmental Solutions, Inc.                                    18,072                171,142                  0.0%
#*   Oasis Petroleum, Inc.                                                    62,767              1,880,499                  0.1%
     Occidental Petroleum Corp.                                              145,981             12,982,090                  0.4%
#    Oceaneering International, Inc.                                           9,544                670,657                  0.0%
*    Oil States International, Inc.                                           34,308              2,049,560                  0.1%
     ONEOK, Inc.                                                               3,014                177,645                  0.0%
#*   Overseas Shipholding Group, Inc.                                         31,761                163,569                  0.0%
*    Pacific Drilling SA                                                      19,891                144,806                  0.0%
#    Panhandle Oil and Gas, Inc. Class A                                      26,645                547,821                  0.0%
#*   Paragon Offshore P.L.C.                                                  46,257                225,272                  0.0%
*    Parker Drilling Co.                                                     144,626                642,139                  0.0%
     Patterson-UTI Energy, Inc.                                              164,826              3,795,943                  0.1%
#    PBF Energy, Inc. Class A                                                 77,318              2,015,680                  0.1%
#*   PDC Energy, Inc.                                                         41,639              1,820,457                  0.1%
#    Peabody Energy Corp.                                                    176,843              1,844,473                  0.1%
#*   Penn Virginia Corp.                                                      92,192                790,085                  0.0%
#*   PetroQuest Energy, Inc.                                                 126,486                594,484                  0.0%
#*   PHI, Inc. Non-Voting                                                     16,164                723,177                  0.0%
*    PHI, Inc. Voting                                                          1,053                 44,763                  0.0%
     Phillips 66                                                              55,644              4,368,054                  0.1%
*    Pioneer Energy Services Corp.                                            74,145                680,651                  0.0%
     Pioneer Natural Resources Co.                                             3,762                711,244                  0.0%
*    PostRock Energy Corp.                                                     1,100                    792                  0.0%
     QEP Resources, Inc.                                                     218,727              5,483,486                  0.2%
     Range Resources Corp.                                                    10,900                745,560                  0.0%
#*   Renewable Energy Group, Inc.                                             50,865                535,608                  0.0%
#*   REX American Resources Corp.                                              9,639                701,334                  0.0%
#*   Rex Energy Corp.                                                         70,533                552,979                  0.0%
#*   RigNet, Inc.                                                              8,275                359,549                  0.0%
*    Rosetta Resources, Inc.                                                  68,128              2,590,908                  0.1%
     Rowan Cos. P.L.C. Class A                                               113,077              2,744,379                  0.1%
#*   Royale Energy, Inc.                                                       3,000                  7,860                  0.0%
     RPC, Inc.                                                                72,669              1,191,772                  0.0%
#*   Sanchez Energy Corp.                                                      8,150                139,121                  0.0%
#*   SandRidge Energy, Inc.                                                  394,394              1,538,137                  0.1%
     Schlumberger, Ltd.                                                       53,868              5,314,617                  0.2%
#    Scorpio Tankers, Inc.                                                   235,427              2,055,278                  0.1%
#*   SEACOR Holdings, Inc.                                                    30,177              2,488,094                  0.1%
     SemGroup Corp. Class A                                                   39,273              3,014,203                  0.1%
*    Seventy Seven Energy, Inc.                                               34,108                445,792                  0.0%
#    Ship Finance International, Ltd.                                        102,242              1,757,540                  0.1%
#    SM Energy Co.                                                            47,555              2,677,347                  0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Energy -- (Continued)
*    Southwestern Energy Co.                                                  76,257   $          2,479,115                  0.1%
     Spectra Energy Corp.                                                      1,600                 62,608                  0.0%
*    Steel Excel, Inc.                                                        11,536                351,848                  0.0%
#*   Stone Energy Corp.                                                       72,494              1,776,103                  0.1%
     Superior Energy Services, Inc.                                          178,906              4,499,486                  0.1%
#*   Swift Energy Co.                                                         45,809                313,792                  0.0%
#*   Synergy Resources Corp.                                                  47,655                580,914                  0.0%
*    Synthesis Energy Systems, Inc.                                           44,676                 46,016                  0.0%
     Targa Resources Corp.                                                     3,216                413,674                  0.0%
     Teekay Corp.                                                             29,140              1,703,524                  0.1%
#    Tesco Corp.                                                              57,230              1,089,659                  0.0%
     Tesoro Corp.                                                            131,157              9,365,921                  0.3%
#*   TETRA Technologies, Inc.                                                102,620                977,969                  0.0%
*    TGC Industries, Inc.                                                     20,067                 63,010                  0.0%
#    Tidewater, Inc.                                                          64,165              2,365,764                  0.1%
#    Transocean, Ltd.                                                        145,061              4,327,170                  0.1%
#*   Triangle Petroleum Corp.                                                111,163                861,513                  0.0%
#*   Ultra Petroleum Corp.                                                     9,559                217,945                  0.0%
*    Unit Corp.                                                               63,923              3,095,152                  0.1%
*    Uranium Energy Corp.                                                     22,116                 25,433                  0.0%
*    Vaalco Energy, Inc.                                                     107,587                798,296                  0.0%
     Valero Energy Corp.                                                     100,593              5,038,703                  0.2%
#    W&T Offshore, Inc.                                                       95,335                866,595                  0.0%
#*   Warren Resources, Inc.                                                  103,068                356,615                  0.0%
*    Weatherford International P.L.C.                                        282,541              4,639,323                  0.1%
     Western Refining, Inc.                                                   94,206              4,294,852                  0.1%
#*   Westmoreland Coal Co.                                                     9,158                334,908                  0.0%
*    Whiting Petroleum Corp.                                                  66,700              4,084,708                  0.1%
*    Willbros Group, Inc.                                                     76,784                450,722                  0.0%
     Williams Cos., Inc. (The)                                                21,384              1,187,026                  0.0%
#    World Fuel Services Corp.                                                31,102              1,282,646                  0.0%
*    WPX Energy, Inc.                                                        191,578              3,662,971                  0.1%
*    Yuma Energy, Inc.                                                         3,478                 11,825                  0.0%
                                                                                       --------------------   ------------------
Total Energy                                                                                    387,872,130                 11.1%
                                                                                       --------------------   ------------------
Financials -- (20.3%)
*    1st Constitution Bancorp                                                  2,517                 27,951                  0.0%
#    1st Source Corp.                                                         29,512                923,430                  0.0%
#    1st United Bancorp, Inc.                                                 25,437                225,117                  0.0%
     Access National Corp.                                                     8,706                146,696                  0.0%
     ACE, Ltd.                                                                40,735              4,452,335                  0.1%
*    Affiliated Managers Group, Inc.                                           3,792                757,604                  0.0%
     Aflac, Inc.                                                              47,261              2,822,900                  0.1%
     Alexander & Baldwin, Inc.                                                78,665              3,148,960                  0.1%
*    Alleghany Corp.                                                           7,698              3,420,067                  0.1%
     Alliance Bancorp, Inc. of Pennsylvania                                    3,932                 64,839                  0.0%
     Allied World Assurance Co. Holdings AG                                  102,408              3,891,504                  0.1%
     Allstate Corp. (The)                                                     86,740              5,625,089                  0.2%
#*   Altisource Asset Management Corp.                                         1,120                604,800                  0.0%
#*   Altisource Portfolio Solutions SA                                        11,202                836,341                  0.0%
#*   Ambac Financial Group, Inc.                                              22,805                521,778                  0.0%
#    American Equity Investment Life Holding Co.                             124,140              3,204,053                  0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
            American Express Co.                                               9,290   $            835,636                  0.0%
            American Financial Group, Inc.                                   113,571              6,794,953                  0.2%
*           American Independence Corp.                                          610                  6,704                  0.0%
            American International Group, Inc.                               128,798              6,899,709                  0.2%
#           American National Bankshares, Inc.                                 5,991                144,982                  0.0%
            American National Insurance Co.                                   22,280              2,541,702                  0.1%
*           American River Bankshares                                          4,649                 44,166                  0.0%
(Degree)*   American Spectrum Realty, Inc.                                       400                    672                  0.0%
            Ameriprise Financial, Inc.                                        41,603              5,249,051                  0.2%
            Ameris Bancorp                                                    30,352                752,730                  0.0%
            AMERISAFE, Inc.                                                   22,880                954,096                  0.0%
            AmeriServ Financial, Inc.                                         17,822                 56,139                  0.0%
#           Amtrust Financial Services, Inc.                                  62,289              2,794,907                  0.1%
            Aon P.L.C.                                                        16,979              1,460,194                  0.1%
*           Arch Capital Group, Ltd.                                          64,673              3,642,383                  0.1%
            Argo Group International Holdings, Ltd.                           34,824              1,943,179                  0.1%
#           Arrow Financial Corp.                                             13,368                366,150                  0.0%
            Arthur J Gallagher & Co.                                           8,866                422,908                  0.0%
            Aspen Insurance Holdings, Ltd.                                    75,921              3,312,433                  0.1%
#           Associated Banc-Corp                                             230,993              4,342,668                  0.1%
            Assurant, Inc.                                                    86,200              5,880,564                  0.2%
            Assured Guaranty, Ltd.                                           185,850              4,289,418                  0.1%
*           Asta Funding, Inc.                                                12,881                108,587                  0.0%
            Astoria Financial Corp.                                          161,571              2,124,659                  0.1%
            Atlantic American Corp.                                            5,179                 19,991                  0.0%
#*          Atlantic Coast Financial Corp.                                     1,357                  5,591                  0.0%
#*          Atlanticus Holdings Corp.                                         19,831                 27,763                  0.0%
#           Auburn National Bancorporation, Inc.                               1,260                 29,572                  0.0%
*           AV Homes, Inc.                                                    11,482                172,115                  0.0%
            Axis Capital Holdings, Ltd.                                       95,920              4,617,589                  0.1%
            Baldwin & Lyons, Inc. Class A                                      1,285                 31,508                  0.0%
            Baldwin & Lyons, Inc. Class B                                     10,961                295,070                  0.0%
            Banc of California, Inc.                                          10,072                118,547                  0.0%
#           Bancfirst Corp.                                                   15,578              1,012,570                  0.0%
#*          Bancorp, Inc.                                                     40,873                386,659                  0.0%
            BancorpSouth, Inc.                                               162,781              3,748,846                  0.1%
            Bank Mutual Corp.                                                 50,207                330,864                  0.0%
            Bank of America Corp.                                          1,204,998             20,677,766                  0.6%
            Bank of Commerce Holdings                                          5,615                 33,971                  0.0%
#           Bank of Hawaii Corp.                                              47,379              2,774,040                  0.1%
            Bank of Kentucky Financial Corp (The)                              4,629                217,146                  0.0%
            Bank of New York Mellon Corp. (The)                              128,445              4,973,390                  0.2%
#           Bank of the Ozarks, Inc.                                          50,840              1,791,602                  0.1%
            BankFinancial Corp.                                               23,259                277,480                  0.0%
            BankUnited, Inc.                                                  50,757              1,517,634                  0.1%
            Banner Corp.                                                      33,751              1,458,718                  0.1%
            Bar Harbor Bankshares                                              5,551                161,534                  0.0%
            BB&T Corp.                                                        83,145              3,149,533                  0.1%
            BBCN Bancorp, Inc.                                               131,778              1,863,341                  0.1%
#*          BBX Capital Corp. Class A                                          6,124                112,682                  0.0%
            BCB Bancorp, Inc.                                                  7,110                 91,648                  0.0%
*           Bear State Financial, Inc.                                         5,224                 46,859                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
*         Beneficial Mutual Bancorp, Inc.                                     71,537   $            960,742                  0.0%
          Berkshire Bancorp, Inc.                                              2,025                 16,959                  0.0%
          Berkshire Hills Bancorp, Inc.                                       30,235                779,458                  0.0%
          BGC Partners, Inc. Class A                                         267,423              2,267,747                  0.1%
          BlackRock, Inc.                                                      8,103              2,764,014                  0.1%
          BNC Bancorp                                                            214                  3,640                  0.0%
#*        BofI Holding, Inc.                                                  15,085              1,161,847                  0.0%
#         BOK Financial Corp.                                                 31,291              2,145,311                  0.1%
          Boston Private Financial Holdings, Inc.                            129,369              1,701,202                  0.1%
#         Bridge Bancorp, Inc.                                                 4,016                105,460                  0.0%
#*        Bridge Capital Holdings                                              7,047                169,974                  0.0%
          Brookline Bancorp, Inc.                                            117,451              1,126,355                  0.0%
          Brown & Brown, Inc.                                                 69,442              2,212,422                  0.1%
          Bryn Mawr Bank Corp.                                                13,673                421,539                  0.0%
          C&F Financial Corp.                                                  1,936                 66,482                  0.0%
          Calamos Asset Management, Inc. Class A                              22,334                305,976                  0.0%
          California First National Bancorp                                    6,388                 96,459                  0.0%
#         Camden National Corp.                                                8,426                344,708                  0.0%
#         Cape Bancorp, Inc.                                                   4,109                 36,611                  0.0%
*         Capital Bank Financial Corp. Class A                                 6,058                156,842                  0.0%
#         Capital City Bank Group, Inc.                                       16,811                254,014                  0.0%
          Capital One Financial Corp.                                         70,527              5,837,520                  0.2%
(Degree)  Capital Properties, Inc., 5.000%                                       277                    274                  0.0%
*         Capital Properties, Inc. Class A                                       308                  3,748                  0.0%
#         Capital Southwest Corp.                                             11,172                409,566                  0.0%
          Capitol Federal Financial, Inc.                                    220,219              2,821,005                  0.1%
#         Cardinal Financial Corp.                                            44,880                861,696                  0.0%
*         Carolina Bank Holdings, Inc.                                         1,000                  9,460                  0.0%
#*        Cascade Bancorp                                                     29,399                150,229                  0.0%
#         Cash America International, Inc.                                    44,341              2,179,360                  0.1%
          Cathay General Bancorp                                             140,227              3,703,395                  0.1%
          CBOE Holdings, Inc.                                                  3,243                191,142                  0.0%
*         CBRE Group, Inc. Class A                                            24,909                797,088                  0.0%
#         Centerstate Banks, Inc.                                             35,132                408,936                  0.0%
          Central Pacific Financial Corp.                                     10,275                194,198                  0.0%
          Century Bancorp, Inc. Class A                                        2,971                112,839                  0.0%
          Charles Schwab Corp. (The)                                          17,612                504,936                  0.0%
#         Charter Financial Corp.                                                303                  3,436                  0.0%
          Chemical Financial Corp.                                            37,986              1,131,223                  0.0%
          Chicopee Bancorp, Inc.                                               5,278                 78,589                  0.0%
          Chubb Corp. (The)                                                   29,808              2,961,723                  0.1%
#         Cincinnati Financial Corp.                                          74,978              3,784,140                  0.1%
          CIT Group, Inc.                                                     87,768              4,294,488                  0.1%
          Citigroup, Inc.                                                    374,753             20,060,528                  0.6%
          Citizens Community Bancorp, Inc.                                     3,663                 32,601                  0.0%
*         Citizens First Corp.                                                 1,000                 11,500                  0.0%
          Citizens Holding Co.                                                 2,106                 39,488                  0.0%
#*        Citizens, Inc.                                                      50,350                367,052                  0.0%
#         City Holding Co.                                                    19,563                880,139                  0.0%
#         City National Corp.                                                 44,594              3,509,994                  0.1%
          CKX Lands, Inc.                                                      1,400                 22,414                  0.0%
#         Clifton Bancorp, Inc.                                               27,322                355,732                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     CME Group, Inc.                                                          38,860   $          3,256,857                  0.1%
     CNA Financial Corp.                                                      54,384              2,125,327                  0.1%
#    CNB Financial Corp.                                                       8,460                153,211                  0.0%
     CNO Financial Group, Inc.                                               264,496              4,795,312                  0.1%
     CoBiz Financial, Inc.                                                    46,003                552,956                  0.0%
     Codorus Valley Bancorp, Inc.                                              2,125                 45,947                  0.0%
#    Cohen & Steers, Inc.                                                      5,916                253,560                  0.0%
#*   Colonial Financial Services, Inc.                                         2,714                 35,255                  0.0%
*    Colony Bankcorp, Inc.                                                     3,099                 21,693                  0.0%
     Columbia Banking System, Inc.                                            79,715              2,214,483                  0.1%
#    Comerica, Inc.                                                           83,580              3,990,109                  0.1%
#    Commerce Bancshares, Inc.                                                38,200              1,728,932                  0.1%
     Commercial National Financial Corp.                                       1,413                 30,026                  0.0%
#    Community Bank System, Inc.                                              61,428              2,343,478                  0.1%
*    Community Bankers Trust Corp.                                             1,472                  6,477                  0.0%
#    Community Trust Bancorp, Inc.                                            22,510                809,235                  0.0%
     Community West Bancshares                                                 2,000                 12,900                  0.0%
*    CommunityOne Bancorp                                                          1                     11                  0.0%
     ConnectOne Bancorp, Inc.                                                 18,047                333,870                  0.0%
#    Consolidated-Tomoka Land Co.                                              7,627                398,053                  0.0%
*    Consumer Portfolio Services, Inc.                                        13,992                 98,784                  0.0%
#*   Cowen Group, Inc. Class A                                               109,650                442,986                  0.0%
     Crawford & Co. Class A                                                   30,901                272,547                  0.0%
#    Crawford & Co. Class B                                                   14,955                152,242                  0.0%
#*   Credit Acceptance Corp.                                                  10,748              1,585,975                  0.1%
#    Cullen/Frost Bankers, Inc.                                               29,396              2,375,491                  0.1%
#*   Customers Bancorp, Inc.                                                   5,409                103,312                  0.0%
#    CVB Financial Corp.                                                     105,480              1,664,474                  0.1%
#    Diamond Hill Investment Group, Inc.                                         900                120,591                  0.0%
     Dime Community Bancshares, Inc.                                          59,297                933,928                  0.0%
     Discover Financial Services                                              22,150              1,412,727                  0.1%
#    Donegal Group, Inc. Class A                                              22,291                352,644                  0.0%
     Donegal Group, Inc. Class B                                               3,821                 80,241                  0.0%
#*   Doral Financial Corp.                                                       782                  4,543                  0.0%
*    E*TRADE Financial Corp.                                                 140,013              3,122,290                  0.1%
     Eagle Bancorp Montana, Inc.                                                 514                  5,500                  0.0%
     East West Bancorp, Inc.                                                 119,880              4,406,789                  0.1%
*    Eastern Virginia Bankshares, Inc.                                         3,468                 21,467                  0.0%
     Eaton Vance Corp.                                                         4,261                156,933                  0.0%
#*   eHealth, Inc.                                                            15,901                396,730                  0.0%
     EMC Insurance Group, Inc.                                                12,475                399,699                  0.0%
     Employers Holdings, Inc.                                                 41,765                851,588                  0.0%
#*   Encore Capital Group, Inc.                                               29,014              1,320,427                  0.0%
     Endurance Specialty Holdings, Ltd.                                       74,333              4,307,597                  0.1%
*    Enstar Group, Ltd.                                                       15,901              2,354,461                  0.1%
#    Enterprise Bancorp, Inc.                                                  5,554                130,686                  0.0%
     Enterprise Financial Services Corp.                                      19,979                376,604                  0.0%
     Erie Indemnity Co. Class A                                                9,747                827,228                  0.0%
#    ESB Financial Corp.                                                      15,721                293,354                  0.0%
     ESSA Bancorp, Inc.                                                       16,415                188,608                  0.0%
     Evans Bancorp, Inc.                                                       2,412                 56,067                  0.0%
#    EverBank Financial Corp.                                                 19,792                379,017                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
            Evercore Partners, Inc. Class A                                   17,587   $            910,479                  0.0%
            Everest Re Group, Ltd.                                            26,993              4,606,355                  0.1%
#*          Ezcorp, Inc. Class A                                              62,875                709,230                  0.0%
*           Farmers Capital Bank Corp.                                         5,719                128,334                  0.0%
            FBL Financial Group, Inc. Class A                                 32,494              1,611,053                  0.1%
            Federal Agricultural Mortgage Corp. Class A                          987                 24,182                  0.0%
            Federal Agricultural Mortgage Corp. Class C                       10,912                363,370                  0.0%
#           Federated Investors, Inc. Class B                                 13,772                430,650                  0.0%
            Federated National Holding Co.                                    20,896                699,180                  0.0%
            Fidelity Southern Corp.                                            9,677                148,542                  0.0%
            Fifth Third Bancorp                                              469,063              9,376,569                  0.3%
            Financial Institutions, Inc.                                      15,696                394,597                  0.0%
*           First Acceptance Corp.                                            27,407                 70,162                  0.0%
#           First American Financial Corp.                                   102,745              3,115,228                  0.1%
#           First Bancorp, Inc.                                                9,162                162,076                  0.0%
*           First BanCorp.(318672706)                                         94,723                493,507                  0.0%
            First Bancorp.(318910106)                                         15,597                282,618                  0.0%
*           First Bancshares, Inc.                                               700                  4,879                  0.0%
            First Bancshares, Inc. (The)                                         222                  3,339                  0.0%
            First Busey Corp.                                                 96,981                606,131                  0.0%
            First Business Financial Services, Inc.                            2,134                100,149                  0.0%
*           First Cash Financial Services, Inc.                               23,904              1,412,248                  0.1%
            First Citizens BancShares, Inc. Class A                            9,387              2,358,108                  0.1%
#           First Commonwealth Financial Corp.                               162,726              1,521,488                  0.1%
            First Community Bancshares, Inc.                                  16,947                277,422                  0.0%
            First Defiance Financial Corp.                                    10,454                320,206                  0.0%
            First Federal of Northern Michigan Bancorp, Inc.                     800                  3,912                  0.0%
            First Financial Bancorp                                           78,085              1,369,611                  0.0%
#           First Financial Bankshares, Inc.                                  35,508              1,128,444                  0.0%
            First Financial Corp.                                             15,511                537,921                  0.0%
#           First Financial Northwest, Inc.                                   17,156                199,010                  0.0%
*           First Financial Service Corp.                                      1,670                  6,179                  0.0%
#           First Horizon National Corp.                                     349,610              4,495,985                  0.1%
            First Interstate Bancsystem, Inc.                                 25,964                761,784                  0.0%
#*          First Marblehead Corp. (The)                                       1,466                  3,621                  0.0%
            First Merchants Corp.                                             45,070              1,020,836                  0.0%
            First Midwest Bancorp, Inc.                                      121,660              2,042,671                  0.1%
*           First NBC Bank Holding Co.                                         4,514                165,799                  0.0%
            First Niagara Financial Group, Inc.                              308,360              2,309,616                  0.1%
(Degree)*   First Place Financial Corp.                                       10,608                      1                  0.0%
            First Republic Bank                                                5,433                276,703                  0.0%
            First South Bancorp, Inc.                                          7,807                 64,408                  0.0%
*           First United Corp.                                                 3,697                 31,609                  0.0%
            First West Virginia Bancorp                                          796                 15,912                  0.0%
#           FirstMerit Corp.                                                 141,535              2,597,167                  0.1%
*           Flagstar Bancorp, Inc.                                            10,416                163,740                  0.0%
            Flushing Financial Corp.                                          45,120                908,717                  0.0%
#           FNB Corp.                                                        256,977              3,286,736                  0.1%
            FNF Group                                                        190,265              5,677,508                  0.2%
*           FNFV Group                                                        63,414                852,284                  0.0%
*           Forest City Enterprises, Inc. Class A                             62,931              1,314,629                  0.0%
*           Forest City Enterprises, Inc. Class B                              8,417                176,294                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#*   Forestar Group, Inc.                                                     47,689   $            832,173                  0.0%
     Fox Chase Bancorp, Inc.                                                  19,210                314,660                  0.0%
     Franklin Resources, Inc.                                                 10,401                578,400                  0.0%
     Fulton Financial Corp.                                                  310,023              3,683,073                  0.1%
#    FXCM, Inc. Class A                                                       34,418                566,520                  0.0%
     Gain Capital Holdings, Inc.                                               9,041                 77,391                  0.0%
*    GAINSCO, Inc.                                                             1,497                 15,719                  0.0%
#    GAMCO Investors, Inc. Class A                                             3,733                308,420                  0.0%
*    Genworth Financial, Inc. Class A                                        224,077              3,134,837                  0.1%
#    German American Bancorp, Inc.                                            12,054                360,053                  0.0%
     GFI Group, Inc.                                                         131,667                724,169                  0.0%
     Glacier Bancorp, Inc.                                                    71,411              2,048,782                  0.1%
*    Global Indemnity P.L.C.                                                  16,912                490,110                  0.0%
     Goldman Sachs Group, Inc. (The)                                          52,050              9,888,979                  0.3%
     Great Southern Bancorp, Inc.                                             14,373                546,318                  0.0%
#*   Green Dot Corp. Class A                                                  30,531                729,691                  0.0%
#    Greenhill & Co., Inc.                                                     4,266                191,970                  0.0%
*    Greenlight Capital Re, Ltd. Class A                                      44,716              1,451,034                  0.1%
     Griffin Land & Nurseries, Inc.                                            4,473                116,969                  0.0%
#    Guaranty Bancorp                                                          3,867                 60,983                  0.0%
     Guaranty Federal Bancshares, Inc.                                         1,886                 23,943                  0.0%
*    Hallmark Financial Services, Inc.                                        24,580                286,603                  0.0%
     Hampden Bancorp, Inc.                                                     4,725                 81,270                  0.0%
*    Hampton Roads Bankshares, Inc.                                              520                    905                  0.0%
     Hancock Holding Co.                                                      83,416              2,935,409                  0.1%
     Hanmi Financial Corp.                                                    49,523              1,062,268                  0.0%
     Hanover Insurance Group, Inc. (The)                                      77,565              5,192,201                  0.2%
     Harleysville Savings Financial Corp.                                      2,920                 49,202                  0.0%
     Hartford Financial Services Group, Inc. (The)                           257,997             10,211,521                  0.3%
     Hawthorn Bancshares, Inc.                                                 2,201                 30,286                  0.0%
     HCC Insurance Holdings, Inc.                                             99,330              5,184,033                  0.2%
#    HCI Group, Inc.                                                          20,984              1,066,827                  0.0%
     Heartland Financial USA, Inc.                                            16,865                448,609                  0.0%
     Heritage Commerce Corp.                                                  21,259                184,953                  0.0%
     Heritage Financial Corp.                                                 28,524                500,596                  0.0%
     Heritage Financial Group, Inc.                                            5,663                119,999                  0.0%
     HF Financial Corp.                                                        4,200                 57,078                  0.0%
     HFF, Inc. Class A                                                        17,098                538,245                  0.0%
*    Hilltop Holdings, Inc.                                                  100,268              2,208,904                  0.1%
     Hingham Institution for Savings                                             872                 72,132                  0.0%
*    HMN Financial, Inc.                                                       1,450                 18,792                  0.0%
*    Home Bancorp, Inc.                                                        7,010                159,758                  0.0%
     Home BancShares, Inc.                                                    50,522              1,612,662                  0.1%
*    HomeTrust Bancshares, Inc.                                                1,712                 26,450                  0.0%
     HopFed Bancorp, Inc.                                                      2,207                 25,248                  0.0%
     Horace Mann Educators Corp.                                              51,894              1,578,097                  0.1%
#    Horizon Bancorp                                                           5,960                153,291                  0.0%
*    Howard Hughes Corp. (The)                                                10,255              1,511,382                  0.1%
     Hudson City Bancorp, Inc.                                               253,527              2,446,536                  0.1%
#    Hudson Valley Holding Corp.                                              17,863                406,205                  0.0%
     Huntington Bancshares, Inc.                                             486,672              4,822,920                  0.1%
     Iberiabank Corp.                                                         52,089              3,586,849                  0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#    Independence Holding Co.                                                 15,010   $            212,392                  0.0%
     Independent Bank Corp.(453836108)                                        35,915              1,465,332                  0.1%
#    Independent Bank Corp.(453838609)                                         7,338                 88,570                  0.0%
#    Independent Bank Group, Inc.                                              1,894                 84,643                  0.0%
     Infinity Property & Casualty Corp.                                       12,729                929,344                  0.0%
     Interactive Brokers Group, Inc. Class A                                  88,790              2,292,558                  0.1%
     Intercontinental Exchange, Inc.                                           6,864              1,429,703                  0.1%
*    InterGroup Corp. (The)                                                      235                  4,465                  0.0%
     International Bancshares Corp.                                           81,105              2,300,949                  0.1%
     Intervest Bancshares Corp. Class A                                       18,510                180,473                  0.0%
#*   INTL. FCStone, Inc.                                                      22,231                402,381                  0.0%
     Invesco, Ltd.                                                            67,533              2,733,061                  0.1%
*    Investment Technology Group, Inc.                                        55,269                990,973                  0.0%
#    Investors Bancorp, Inc.                                                 280,391              3,014,203                  0.1%
#    Investors Title Co.                                                       1,606                120,370                  0.0%
#    Iron Mountain, Inc.                                                      22,012                793,973                  0.0%
#    Janus Capital Group, Inc.                                                87,711              1,314,788                  0.0%
     JMP Group, Inc.                                                          23,032                168,134                  0.0%
     Jones Lang LaSalle, Inc.                                                 18,950              2,562,230                  0.1%
     JPMorgan Chase & Co.                                                    438,800             26,538,624                  0.8%
*    KCG Holdings, Inc. Class A                                               52,874                563,637                  0.0%
#*   Kearny Financial Corp.                                                   57,758                822,474                  0.0%
     Kemper Corp.                                                             87,525              3,225,296                  0.1%
     Kennedy-Wilson Holdings, Inc.                                            27,663                749,391                  0.0%
     Kentucky First Federal Bancorp                                            2,320                 19,001                  0.0%
     KeyCorp                                                                 391,336              5,165,635                  0.2%
#*   Ladenburg Thalmann Financial Services, Inc.                              28,345                121,033                  0.0%
     Lake Shore Bancorp, Inc.                                                    339                  4,695                  0.0%
     Lakeland Bancorp, Inc.                                                   37,595                413,169                  0.0%
     Lakeland Financial Corp.                                                 21,673                898,129                  0.0%
#    Landmark Bancorp, Inc.                                                    2,006                 47,943                  0.0%
     Legg Mason, Inc.                                                        124,614              6,479,928                  0.2%
     Leucadia National Corp.                                                 164,977              3,923,153                  0.1%
#    Life Partners Holdings, Inc.                                              8,447                 15,458                  0.0%
     Lincoln National Corp.                                                  118,951              6,513,757                  0.2%
     LNB Bancorp, Inc.                                                         9,079                127,469                  0.0%
     Loews Corp.                                                             111,774              4,873,346                  0.1%
     Louisiana Bancorp, Inc.                                                   3,003                 62,703                  0.0%
     LPL Financial Holdings, Inc.                                              7,048                291,717                  0.0%
     LSB Financial Corp.                                                         426                 18,565                  0.0%
#    M&T Bank Corp.                                                           59,225              7,236,110                  0.2%
#    Macatawa Bank Corp.                                                      31,196                162,531                  0.0%
*    Magyar Bancorp, Inc.                                                      1,971                 17,128                  0.0%
#    Maiden Holdings, Ltd.                                                   102,980              1,230,611                  0.0%
     MainSource Financial Group, Inc.                                         20,695                376,442                  0.0%
*    Malvern Bancorp, Inc.                                                       241                  2,704                  0.0%
     Manning & Napier, Inc.                                                    4,572                 72,420                  0.0%
*    Markel Corp.                                                              7,917              5,469,776                  0.2%
     MarketAxess Holdings, Inc.                                               25,322              1,637,067                  0.1%
     Marlin Business Services Corp.                                           15,362                324,753                  0.0%
     Marsh & McLennan Cos., Inc.                                              17,700                962,349                  0.0%
#*   Maui Land & Pineapple Co., Inc.                                           4,186                 25,576                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     MB Financial, Inc.                                                      107,019   $          3,376,449                  0.1%
*    MBIA, Inc.                                                              239,343              2,335,988                  0.1%
*    MBT Financial Corp.                                                      11,054                 51,401                  0.0%
#    Meadowbrook Insurance Group, Inc.                                        85,843                546,820                  0.0%
#    Medallion Financial Corp.                                                 8,099                 93,543                  0.0%
#    Mercantile Bank Corp.                                                    13,932                274,878                  0.0%
     Merchants Bancshares, Inc.                                                7,187                214,101                  0.0%
     Mercury General Corp.                                                    49,677              2,638,842                  0.1%
#*   Meridian Bancorp, Inc.                                                   43,495                493,233                  0.0%
#    Meta Financial Group, Inc.                                                2,741                102,815                  0.0%
     MetLife, Inc.                                                           108,351              5,876,958                  0.2%
*    Metro Bancorp, Inc.                                                      16,325                408,778                  0.0%
#*   MGIC Investment Corp.                                                   131,227              1,170,545                  0.0%
     MicroFinancial, Inc.                                                      9,680                 81,215                  0.0%
     Mid Penn Bancorp, Inc.                                                      778                 12,051                  0.0%
#    MidSouth Bancorp, Inc.                                                   10,075                190,821                  0.0%
#    MidWestOne Financial Group, Inc.                                          6,846                182,651                  0.0%
#    Montpelier Re Holdings, Ltd.                                             55,944              1,853,984                  0.1%
     Morgan Stanley                                                          177,932              6,218,723                  0.2%
*    MSB Financial Corp.                                                         600                  5,424                  0.0%
     MSCI, Inc.                                                               14,667                684,362                  0.0%
     MutualFirst Financial, Inc.                                               5,151                112,034                  0.0%
     NASDAQ OMX Group, Inc. (The)                                             91,090              3,940,553                  0.1%
     National Bank Holdings Corp. Class A                                      8,213                160,893                  0.0%
#    National Interstate Corp.                                                20,161                573,379                  0.0%
     National Penn Bancshares, Inc.                                          235,768              2,426,051                  0.1%
     National Security Group, Inc. (The)                                         419                  5,703                  0.0%
     National Western Life Insurance Co. Class A                               2,337                633,327                  0.0%
#*   Nationstar Mortgage Holdings, Inc.                                        3,026                106,273                  0.0%
*    Naugatuck Valley Financial Corp.                                            989                  7,863                  0.0%
     Navient Corp.                                                           100,491              1,987,712                  0.1%
*    Navigators Group, Inc. (The)                                             17,493              1,191,098                  0.0%
#    NBT Bancorp, Inc.                                                        46,953              1,205,753                  0.0%
     Nelnet, Inc. Class A                                                     50,238              2,390,826                  0.1%
#    New Hampshire Thrift Bancshares, Inc.                                     4,833                 76,458                  0.0%
#    New York Community Bancorp, Inc.                                        206,831              3,298,954                  0.1%
#*   NewBridge Bancorp                                                        12,686                112,779                  0.0%
#*   NewStar Financial, Inc.                                                  49,671                679,499                  0.0%
     Nicholas Financial, Inc.                                                  3,515                 42,918                  0.0%
     Northeast Bancorp                                                           118                  1,063                  0.0%
     Northeast Community Bancorp, Inc.                                         9,104                 63,728                  0.0%
     Northern Trust Corp.                                                     20,870              1,383,681                  0.0%
#    Northfield Bancorp, Inc.                                                 67,033                954,550                  0.0%
     Northrim BanCorp, Inc.                                                    6,399                184,931                  0.0%
#    Northwest Bancshares, Inc.                                              156,661              2,009,961                  0.1%
#    Norwood Financial Corp.                                                   1,641                 47,540                  0.0%
#    Ocean Shore Holding Co.                                                   6,104                 87,898                  0.0%
     OceanFirst Financial Corp.                                               19,770                327,589                  0.0%
#*   Ocwen Financial Corp.                                                    26,977                635,578                  0.0%
     OFG Bancorp                                                              81,037              1,261,746                  0.0%
     Ohio Valley Banc Corp.                                                    2,002                 47,788                  0.0%
     Old Line Bancshares, Inc.                                                 1,957                 31,273                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     Old National Bancorp                                                    170,417   $          2,479,567                  0.1%
     Old Republic International Corp.                                        242,918              3,587,899                  0.1%
*    Old Second Bancorp, Inc.                                                 11,059                 53,083                  0.0%
     OmniAmerican Bancorp, Inc.                                               12,533                338,892                  0.0%
     OneBeacon Insurance Group, Ltd. Class A                                  34,622                551,528                  0.0%
     Oppenheimer Holdings, Inc. Class A                                        8,275                203,151                  0.0%
     Oritani Financial Corp.                                                  70,654              1,043,560                  0.0%
     Pacific Continental Corp.                                                17,807                256,777                  0.0%
*    Pacific Mercantile Bancorp                                                9,408                 66,232                  0.0%
*    Pacific Premier Bancorp, Inc.                                             4,508                 72,985                  0.0%
     PacWest Bancorp                                                         125,913              5,371,449                  0.2%
#    Park National Corp.                                                      14,100              1,189,617                  0.0%
     Park Sterling Corp.                                                      21,825                167,180                  0.0%
     PartnerRe, Ltd.                                                          45,225              5,232,080                  0.2%
#*   Patriot National Bancorp, Inc.                                            1,500                  2,760                  0.0%
#    Peapack Gladstone Financial Corp.                                        11,948                218,051                  0.0%
#    Penns Woods Bancorp, Inc.                                                 4,255                206,495                  0.0%
*    PennyMac Financial Services, Inc. Class A                                 1,272                 21,192                  0.0%
#    People's United Financial, Inc.                                         273,770              4,002,517                  0.1%
     Peoples Bancorp                                                           1,337                 32,289                  0.0%
     Peoples Bancorp of North Carolina, Inc.                                   3,297                 57,698                  0.0%
#    Peoples Bancorp, Inc.                                                    10,726                264,396                  0.0%
#*   PHH Corp.                                                                58,457              1,384,846                  0.0%
*    Phoenix Cos., Inc. (The)                                                  6,427                381,507                  0.0%
#*   PICO Holdings, Inc.                                                      30,924                683,420                  0.0%
     Pinnacle Financial Partners, Inc.                                        39,217              1,537,306                  0.1%
*    Piper Jaffray Cos.                                                       20,441              1,154,099                  0.0%
     Platinum Underwriters Holdings, Ltd.                                     39,027              2,444,261                  0.1%
     PNC Financial Services Group, Inc. (The)                                 61,706              5,330,781                  0.2%
*    Popular, Inc.                                                            84,586              2,696,602                  0.1%
*    Porter Bancorp, Inc.                                                      6,860                  4,810                  0.0%
     PRA Group, Inc.                                                          34,956              2,210,967                  0.1%
#    Preferred Bank                                                            4,326                114,985                  0.0%
     Premier Financial Bancorp, Inc.                                           6,434                 93,743                  0.0%
     Primerica, Inc.                                                          71,138              3,638,709                  0.1%
     Principal Financial Group, Inc.                                         157,281              8,236,806                  0.2%
     PrivateBancorp, Inc.                                                     84,580              2,733,626                  0.1%
     ProAssurance Corp.                                                       67,820              3,172,620                  0.1%
     Progressive Corp. (The)                                                  87,937              2,322,416                  0.1%
#    Prosperity Bancshares, Inc.                                              62,864              3,796,357                  0.1%
     Protective Life Corp.                                                    77,513              5,401,106                  0.2%
     Provident Financial Holdings, Inc.                                        9,638                140,522                  0.0%
#    Provident Financial Services, Inc.                                       83,880              1,529,132                  0.1%
     Prudential Bancorp, Inc.                                                  5,096                 61,814                  0.0%
     Prudential Financial, Inc.                                               53,496              4,736,536                  0.1%
*    PSB Holdings, Inc.                                                        3,252                 24,910                  0.0%
#    Pulaski Financial Corp.                                                  10,937                130,916                  0.0%
#    Pzena Investment Management, Inc. Class A                                 5,045                 50,702                  0.0%
*    QC Holdings, Inc.                                                        12,392                 21,066                  0.0%
     QCR Holdings, Inc.                                                          309                  5,485                  0.0%
#    Radian Group, Inc.                                                      128,091              2,158,333                  0.1%
     Raymond James Financial, Inc.                                            19,745              1,108,287                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#         RCS Capital Corp. Class A                                            3,475   $             57,025                  0.0%
*         Realogy Holdings Corp.                                              46,842              1,920,990                  0.1%
          Regions Financial Corp.                                            613,306              6,090,129                  0.2%
          Reinsurance Group of America, Inc.                                  62,058              5,228,386                  0.2%
          RenaissanceRe Holdings, Ltd.                                        48,051              4,965,110                  0.2%
          Renasant Corp.                                                      38,902              1,172,895                  0.0%
          Republic Bancorp, Inc. Class A                                      20,236                490,723                  0.0%
#*        Republic First Bancorp, Inc.                                        20,713                 82,231                  0.0%
#         Resource America, Inc. Class A                                      26,031                248,336                  0.0%
*         Riverview Bancorp, Inc.                                             13,240                 53,887                  0.0%
#         RLI Corp.                                                           45,170              2,239,980                  0.1%
*         Royal Bancshares of Pennsylvania, Inc. Class A                      12,894                 24,112                  0.0%
#         S&T Bancorp, Inc.                                                   34,986                965,264                  0.0%
#*        Safeguard Scientifics, Inc.                                         30,484                608,156                  0.0%
          Safety Insurance Group, Inc.                                        27,088              1,689,749                  0.1%
          Salisbury Bancorp, Inc.                                                856                 23,497                  0.0%
#         Sandy Spring Bancorp, Inc.                                          29,134                751,657                  0.0%
          SB Financial Group, Inc.                                             3,194                 29,193                  0.0%
*         Seacoast Banking Corp. of Florida                                   12,763                162,856                  0.0%
*         Security National Financial Corp. Class A                            2,246                 11,208                  0.0%
          SEI Investments Co.                                                 12,500                483,250                  0.0%
*         Select Bancorp, Inc.                                                 2,187                 14,806                  0.0%
          Selective Insurance Group, Inc.                                     62,650              1,617,623                  0.1%
*         Shore Bancshares, Inc.                                               6,118                 56,163                  0.0%
          SI Financial Group, Inc.                                             6,709                 74,067                  0.0%
*         Siebert Financial Corp.                                              9,393                 20,571                  0.0%
          Sierra Bancorp                                                      11,952                205,096                  0.0%
*         Signature Bank                                                      18,001              2,180,461                  0.1%
          Simmons First National Corp. Class A                                23,870              1,002,301                  0.0%
          Simplicity Bancorp, Inc.                                             9,310                154,267                  0.0%
          SLM Corp.                                                          304,190              2,905,014                  0.1%
          South State Corp.                                                   23,873              1,439,781                  0.1%
*         Southcoast Financial Corp.                                           5,735                 39,801                  0.0%
(Degree)  Southern Community Financial Corp.                                   7,908                  7,320                  0.0%
*         Southern First Bancshares, Inc.                                      2,825                 41,076                  0.0%
          Southern Missouri Bancorp, Inc.                                      1,465                 54,161                  0.0%
#         Southern National Bancorp of Virginia, Inc.                            712                  8,245                  0.0%
#         Southside Bancshares, Inc.                                          20,993                704,945                  0.0%
          Southwest Bancorp, Inc.                                             27,307                492,345                  0.0%
          Southwest Georgia Financial Corp.                                    1,854                 25,029                  0.0%
#*        St Joe Co. (The)                                                    39,684                759,949                  0.0%
          StanCorp Financial Group, Inc.                                      68,384              4,756,791                  0.1%
#         State Auto Financial Corp.                                          40,019                837,598                  0.0%
          State Street Corp.                                                  49,732              3,752,777                  0.1%
          Sterling Bancorp                                                   102,678              1,443,653                  0.1%
          Stewart Information Services Corp.                                  34,980              1,235,494                  0.0%
*         Stifel Financial Corp.                                              68,092              3,235,051                  0.1%
#         Stock Yards Bancorp, Inc.                                           15,322                509,916                  0.0%
*         Stratus Properties, Inc.                                             6,580                 90,936                  0.0%
          Suffolk Bancorp                                                     12,947                297,263                  0.0%
          Summit State Bank                                                    1,156                 14,901                  0.0%
#*        Sun Bancorp, Inc.                                                   10,330                208,666                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     SunTrust Banks, Inc.                                                     59,577   $          2,331,844                  0.1%
     Susquehanna Bancshares, Inc.                                            312,505              3,065,674                  0.1%
     Sussex Bancorp                                                            2,146                 21,567                  0.0%
*    SVB Financial Group                                                      34,134              3,822,667                  0.1%
*    SWS Group, Inc.                                                          23,777                175,712                  0.0%
     Symetra Financial Corp.                                                 121,333              2,875,592                  0.1%
     Synovus Financial Corp.                                                 148,262              3,759,924                  0.1%
     T Rowe Price Group, Inc.                                                  3,600                295,524                  0.0%
     TCF Financial Corp.                                                     266,969              4,124,671                  0.1%
#    TD Ameritrade Holding Corp.                                              38,136              1,286,709                  0.0%
#*   Tejon Ranch Co.                                                          17,861                539,045                  0.0%
     Territorial Bancorp, Inc.                                                12,058                259,006                  0.0%
#    Teton Advisors, Inc. Class A                                                 39                  1,989                  0.0%
#*   Texas Capital Bancshares, Inc.                                           42,608              2,605,479                  0.1%
     TFS Financial Corp.                                                      46,228                690,646                  0.0%
     Timberland Bancorp, Inc.                                                  3,941                 41,617                  0.0%
     Tompkins Financial Corp.                                                 17,262                866,552                  0.0%
     Torchmark Corp.                                                          22,860              1,210,666                  0.0%
#    Towne Bank                                                               25,265                383,017                  0.0%
     Travelers Cos., Inc. (The)                                               66,684              6,721,747                  0.2%
#*   Tree.com, Inc.                                                            9,403                347,817                  0.0%
#    Trico Bancshares                                                         22,318                586,963                  0.0%
#*   Trinity Place Holdings, Inc.                                              9,588                 55,227                  0.0%
*    TriState Capital Holdings, Inc.                                             896                  8,736                  0.0%
#    TrustCo Bank Corp.                                                      128,218                935,991                  0.0%
     Trustmark Corp.                                                         108,496              2,639,708                  0.1%
     U.S. Bancorp                                                            118,110              5,031,486                  0.2%
#    UMB Financial Corp.                                                      39,973              2,381,591                  0.1%
     Umpqua Holdings Corp.                                                   156,496              2,754,330                  0.1%
     Union Bankshares Corp.                                                   56,590              1,272,143                  0.0%
#    Union Bankshares, Inc.                                                    2,000                 48,980                  0.0%
     United Bancshares, Inc.                                                   2,040                 30,233                  0.0%
#    United Bankshares, Inc.                                                  92,393              3,167,232                  0.1%
     United Community Bancorp                                                    993                 11,846                  0.0%
     United Community Banks, Inc.                                             60,738              1,095,106                  0.0%
#    United Community Financial Corp.                                         11,968                 61,276                  0.0%
     United Financial Bancorp, Inc.                                           69,314                972,475                  0.0%
     United Fire Group, Inc.                                                  29,011                942,277                  0.0%
*    United Security Bancshares                                               10,992                 62,105                  0.0%
#    United Security Bancshares, Inc.                                            600                  5,184                  0.0%
     Unity Bancorp, Inc.                                                       6,359                 58,248                  0.0%
#    Universal Insurance Holdings, Inc.                                       83,507              1,461,373                  0.1%
     Univest Corp. of Pennsylvania                                            18,206                373,587                  0.0%
     Unum Group                                                              115,811              3,875,036                  0.1%
     Validus Holdings, Ltd.                                                  105,899              4,212,662                  0.1%
#    Valley National Bancorp                                                  69,582                694,428                  0.0%
     ViewPoint Financial Group, Inc.                                          40,834              1,113,543                  0.0%
     Virtus Investment Partners, Inc.                                          5,488                983,504                  0.0%
     Voya Financial, Inc.                                                     69,954              2,745,694                  0.1%
#    VSB Bancorp, Inc.                                                           170                  2,010                  0.0%
     Waddell & Reed Financial, Inc. Class A                                    5,916                282,430                  0.0%
*    Walker & Dunlop, Inc.                                                     2,132                 34,347                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     Washington Federal, Inc.                                                168,630   $          3,681,193                  0.1%
     Washington Trust Bancorp, Inc.                                           17,883                686,171                  0.0%
     Waterstone Financial, Inc.                                               34,410                421,178                  0.0%
     Wayne Savings Bancshares, Inc.                                            1,684                 21,639                  0.0%
#    Webster Financial Corp.                                                 150,784              4,725,571                  0.1%
     Wells Fargo & Co.                                                       479,911             25,478,475                  0.7%
#    WesBanco, Inc.                                                           33,129              1,141,625                  0.0%
#    West Bancorporation, Inc.                                                17,389                288,310                  0.0%
#    Westamerica Bancorporation                                               14,718                726,186                  0.0%
*    Western Alliance Bancorp                                                 81,523              2,170,142                  0.1%
     Westfield Financial, Inc.                                                30,858                218,166                  0.0%
     Westwood Holdings Group, Inc.                                             4,920                332,100                  0.0%
     White Mountains Insurance Group, Ltd.                                       530                331,208                  0.0%
     Willis Group Holdings P.L.C.                                              9,007                365,054                  0.0%
     Wilshire Bancorp, Inc.                                                  133,754              1,324,165                  0.0%
     Wintrust Financial Corp.                                                 80,413              3,724,730                  0.1%
#*   WisdomTree Investments, Inc.                                             50,577                746,011                  0.0%
#*   World Acceptance Corp.                                                   13,047                934,948                  0.0%
#    WR Berkley Corp.                                                         69,300              3,571,722                  0.1%
     WSFS Financial Corp.                                                      7,585                596,560                  0.0%
     WVS Financial Corp.                                                       1,627                 17,775                  0.0%
     XL Group P.L.C.                                                         144,641              4,900,437                  0.2%
*    Yadkin Financial Corp.                                                    8,774                170,303                  0.0%
     Zions Bancorporation                                                    143,701              4,163,018                  0.1%
                                                                                       --------------------   ------------------
Total Financials                                                                                817,528,915                 23.3%
                                                                                       --------------------   ------------------
Health Care -- (7.1%)
#    Abaxis, Inc.                                                              3,959                208,481                  0.0%
     Abbott Laboratories                                                      52,410              2,284,552                  0.1%
#*   Acadia Healthcare Co., Inc.                                              15,514                962,644                  0.0%
#*   Accelerate Diagnostics, Inc.                                              2,491                 54,105                  0.0%
#*   Accuray, Inc.                                                            30,398                192,419                  0.0%
#*   Acorda Therapeutics, Inc.                                                 8,725                303,805                  0.0%
*    Actavis P.L.C.                                                           12,249              2,973,322                  0.1%
#*   Adcare Health Systems, Inc.                                                  49                    212                  0.0%
*    Addus HomeCare Corp.                                                     10,890                216,384                  0.0%
     Aetna, Inc.                                                              47,160              3,891,172                  0.1%
#*   Affymetrix, Inc.                                                         94,048                847,372                  0.0%
     Agilent Technologies, Inc.                                               15,200                840,256                  0.0%
#*   Air Methods Corp.                                                        30,597              1,445,096                  0.1%
#*   Akorn, Inc.                                                              38,183              1,701,053                  0.1%
#*   Albany Molecular Research, Inc.                                          35,314                821,404                  0.0%
*    Alere, Inc.                                                              90,727              3,626,358                  0.1%
*    Alexion Pharmaceuticals, Inc.                                            10,000              1,913,600                  0.1%
#*   Align Technology, Inc.                                                   13,755                723,788                  0.0%
*    Alkermes P.L.C.                                                           9,386                474,462                  0.0%
#*   Alliance HealthCare Services, Inc.                                        5,402                130,350                  0.0%
*    Allied Healthcare Products, Inc.                                          4,920                  9,250                  0.0%
*    Allscripts Healthcare Solutions, Inc.                                   169,936              2,331,522                  0.1%
*    Almost Family, Inc.                                                      11,147                328,168                  0.0%
*    Alnylam Pharmaceuticals, Inc.                                             7,135                661,700                  0.0%
#*   Alphatec Holdings, Inc.                                                  91,449                139,002                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
#*        AMAG Pharmaceuticals, Inc.                                          16,335   $            539,218                  0.0%
#*        Amedisys, Inc.                                                      39,704              1,036,274                  0.0%
*         American Shared Hospital Services                                      900                  1,953                  0.0%
          AmerisourceBergen Corp.                                             16,800              1,434,888                  0.1%
          Amgen, Inc.                                                         26,155              4,241,818                  0.1%
*         AMN Healthcare Services, Inc.                                       61,456              1,053,970                  0.0%
*         Amsurg Corp.                                                        54,114              2,922,697                  0.1%
          Analogic Corp.                                                      11,775                858,868                  0.0%
#*        AngioDynamics, Inc.                                                 44,622                758,574                  0.0%
*         Anika Therapeutics, Inc.                                            29,134              1,169,439                  0.0%
*         Arqule, Inc.                                                        26,950                 30,993                  0.0%
*         Arrhythmia Research Technology, Inc.                                 1,153                  7,437                  0.0%
*         AtriCure, Inc.                                                       1,591                 27,747                  0.0%
#         Atrion Corp.                                                         2,187                721,732                  0.0%
#*        Auxilium Pharmaceuticals, Inc.                                       6,278                201,963                  0.0%
*         AVEO Pharmaceuticals, Inc.                                           2,329                  2,259                  0.0%
*         Bio-Rad Laboratories, Inc. Class A                                  14,574              1,644,239                  0.1%
*         Bio-Rad Laboratories, Inc. Class B                                   1,277                137,871                  0.0%
*         Bio-Reference Laboratories, Inc.                                    10,468                314,459                  0.0%
          Bio-Techne Corp.                                                     3,336                303,743                  0.0%
#*        Bioanalytical Systems, Inc.                                          1,915                  4,405                  0.0%
#*        Biodel, Inc.                                                         4,308                  6,677                  0.0%
*         Biogen Idec, Inc.                                                    6,870              2,205,820                  0.1%
*         BioMarin Pharmaceutical, Inc.                                        7,300                602,250                  0.0%
#*        BioScrip, Inc.                                                     127,687                824,858                  0.0%
*         Biospecifics Technologies Corp.                                      2,742                110,009                  0.0%
*         Biota Pharmaceuticals, Inc.                                          6,230                 15,264                  0.0%
#*        BioTelemetry, Inc.                                                  26,941                226,035                  0.0%
*         Boston Scientific Corp.                                            189,811              2,520,690                  0.1%
#*        Bovie Medical Corp.                                                 13,510                 53,229                  0.0%
*         Brookdale Senior Living, Inc.                                       21,863                737,002                  0.0%
*         Bruker Corp.                                                        13,400                277,782                  0.0%
*         Cambrex Corp.                                                       47,097                992,805                  0.0%
          Cantel Medical Corp.                                                30,310              1,285,144                  0.1%
#*        Capital Senior Living Corp.                                         30,675                690,188                  0.0%
          Cardinal Health, Inc.                                               11,763                923,160                  0.0%
*         CareFusion Corp.                                                   117,444              6,737,762                  0.2%
*         CASI Pharmaceuticals, Inc.                                              63                    113                  0.0%
#*        Celsion Corp.                                                          422                  1,156                  0.0%
*         Centene Corp.                                                       38,472              3,565,200                  0.1%
*         Cerner Corp.                                                         8,000                506,720                  0.0%
*         Charles River Laboratories International, Inc.                      34,819              2,199,168                  0.1%
#         Chemed Corp.                                                        12,392              1,280,837                  0.1%
          Cigna Corp.                                                         18,390              1,831,092                  0.1%
*         Community Health Systems, Inc.                                     139,365              7,660,894                  0.2%
#         Computer Programs & Systems, Inc.                                    7,500                472,350                  0.0%
          CONMED Corp.                                                        29,451              1,236,647                  0.1%
(Degree)  Contra Furiex Pharmaceuticals                                        8,317                 81,257                  0.0%
          Cooper Cos., Inc. (The)                                             24,927              4,085,535                  0.1%
*         Corvel Corp.                                                        11,386                391,906                  0.0%
#*        Covance, Inc.                                                        7,051                563,375                  0.0%
          Covidien P.L.C.                                                     15,563              1,438,644                  0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
     CR Bard, Inc.                                                             4,262   $            698,840                  0.0%
*    Cross Country Healthcare, Inc.                                           37,432                361,967                  0.0%
#    CryoLife, Inc.                                                           30,220                310,057                  0.0%
*    Cubist Pharmaceuticals, Inc.                                             15,933              1,151,797                  0.0%
#*   Cumberland Pharmaceuticals, Inc.                                         23,868                116,953                  0.0%
*    Cutera, Inc.                                                             17,043                178,952                  0.0%
#*   Cyberonics, Inc.                                                          7,429                390,023                  0.0%
*    Cynosure, Inc. Class A                                                   23,396                591,685                  0.0%
#*   Cytokinetics, Inc.                                                        9,109                 33,430                  0.0%
*    DaVita HealthCare Partners, Inc.                                         29,773              2,324,378                  0.1%
     Daxor Corp.                                                               4,092                 26,250                  0.0%
     DENTSPLY International, Inc.                                             10,234                519,580                  0.0%
*    Depomed, Inc.                                                            37,985                584,969                  0.0%
#*   DexCom, Inc.                                                              1,031                 46,343                  0.0%
     Digirad Corp.                                                            16,700                 71,810                  0.0%
#*   Durect Corp.                                                             18,046                 13,174                  0.0%
*    Edwards Lifesciences Corp.                                                7,400                894,808                  0.0%
#*   Emergent Biosolutions, Inc.                                              44,346              1,003,107                  0.0%
*    Endo International P.L.C.                                                12,185                815,420                  0.0%
     Ensign Group, Inc. (The)                                                 32,360              1,252,979                  0.1%
#*   Enzo Biochem, Inc.                                                       39,085                204,024                  0.0%
*    EPIRUS Biopharmaceuticals, Inc.                                             195                    965                  0.0%
#*   Exact Sciences Corp.                                                      3,900                 93,873                  0.0%
*    Exactech, Inc.                                                           14,628                311,576                  0.0%
#*   ExamWorks Group, Inc.                                                    23,719                919,823                  0.0%
*    Express Scripts Holding Co.                                              40,752              3,130,569                  0.1%
*    Five Star Quality Care, Inc.                                             71,415                294,944                  0.0%
*    Gentiva Health Services, Inc.                                            33,864                667,121                  0.0%
*    Globus Medical, Inc. Class A                                              8,937                198,133                  0.0%
*    Greatbatch, Inc.                                                         25,442              1,276,934                  0.1%
*    Haemonetics Corp.                                                        30,688              1,157,551                  0.0%
#*   Hanger, Inc.                                                             33,076                791,509                  0.0%
*    Harvard Apparatus Regenerative Technology, Inc.                           7,831                 49,179                  0.0%
*    Harvard Bioscience, Inc.                                                 35,325                169,560                  0.0%
*    Health Net, Inc.                                                         77,846              3,698,463                  0.1%
     HealthSouth Corp.                                                        20,397                822,611                  0.0%
*    HealthStream, Inc.                                                       17,545                543,193                  0.0%
#*   Healthways, Inc.                                                         44,553                690,571                  0.0%
#*   Hemispherx Biopharma, Inc.                                                3,300                    957                  0.0%
*    Henry Schein, Inc.                                                        8,644              1,037,539                  0.0%
     Hill-Rom Holdings, Inc.                                                  57,363              2,551,506                  0.1%
#*   HMS Holdings Corp.                                                       33,310                773,791                  0.0%
*    Hologic, Inc.                                                           124,046              3,248,765                  0.1%
*    Hospira, Inc.                                                            11,600                622,920                  0.0%
     Humana, Inc.                                                             32,479              4,509,709                  0.1%
*    Hyperion Therapeutics, Inc.                                               4,827                117,296                  0.0%
*    ICU Medical, Inc.                                                        13,600                964,240                  0.0%
#*   Idera Pharmaceuticals, Inc.                                              20,811                 53,068                  0.0%
#*   IDEXX Laboratories, Inc.                                                  1,249                176,946                  0.0%
*    Illumina, Inc.                                                            9,020              1,737,072                  0.1%
*    Impax Laboratories, Inc.                                                 67,957              1,968,714                  0.1%
*    Incyte Corp.                                                              9,122                611,721                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
#*         Infinity Pharmaceuticals, Inc.                                     21,177   $            288,431                  0.0%
#*         InfuSystems Holdings, Inc.                                          6,961                 27,426                  0.0%
*          Insys Therapeutics, Inc.                                              619                 25,178                  0.0%
#*         Integra LifeSciences Holdings Corp.                                20,953              1,070,908                  0.0%
*          Intuitive Surgical, Inc.                                            1,500                743,700                  0.0%
#          Invacare Corp.                                                     39,730                624,158                  0.0%
#*         IPC The Hospitalist Co., Inc.                                       8,159                339,904                  0.0%
*          Iridex Corp.                                                        1,950                 15,249                  0.0%
#*         IsoRay, Inc.                                                          680                  1,176                  0.0%
#*         Jazz Pharmaceuticals P.L.C.                                         4,993                843,018                  0.0%
           Johnson & Johnson                                                  90,092              9,710,116                  0.3%
           Kewaunee Scientific Corp.                                           2,037                 35,444                  0.0%
           Kindred Healthcare, Inc.                                           91,955              2,000,021                  0.1%
*          Laboratory Corp. of America Holdings                                9,884              1,080,222                  0.0%
#          Landauer, Inc.                                                      2,932                104,936                  0.0%
#*         Lannett Co., Inc.                                                  21,420              1,214,942                  0.0%
           LeMaitre Vascular, Inc.                                            15,418                112,860                  0.0%
*          LHC Group, Inc.                                                    21,781                530,367                  0.0%
*          LifePoint Hospitals, Inc.                                          53,422              3,739,540                  0.1%
#*         Ligand Pharmaceuticals, Inc. Class B                                5,504                304,206                  0.0%
*          Luminex Corp.                                                      23,957                455,183                  0.0%
*          Magellan Health Services, Inc.                                     42,821              2,591,527                  0.1%
*          Mallinckrodt P.L.C.                                                14,485              1,335,227                  0.1%
*          Masimo Corp.                                                       21,257                536,527                  0.0%
#*         Mast Therapeutics, Inc.                                            19,471                  9,909                  0.0%
           McKesson Corp.                                                      8,300              1,688,303                  0.1%
#*         MedAssets, Inc.                                                    60,312              1,306,358                  0.1%
(Degree)*  MedCath Corp.                                                      19,024                     --                  0.0%
*          Medicines Co. (The)                                                49,555              1,254,733                  0.1%
*          MediciNova, Inc.                                                   12,083                 43,136                  0.0%
*          Medivation, Inc.                                                      606                 64,054                  0.0%
*          MEDNAX, Inc.                                                       47,381              2,957,996                  0.1%
#          Medtronic, Inc.                                                    35,647              2,429,700                  0.1%
           Merck & Co., Inc.                                                 149,737              8,675,762                  0.3%
*          Merge Healthcare, Inc.                                             40,761                112,093                  0.0%
#          Meridian Bioscience, Inc.                                          24,088                446,592                  0.0%
*          Merit Medical Systems, Inc.                                        58,164                881,185                  0.0%
*          Misonix, Inc.                                                       3,363                 44,930                  0.0%
#*         Molina Healthcare, Inc.                                            46,900              2,281,216                  0.1%
#*         Momenta Pharmaceuticals, Inc.                                      28,579                311,797                  0.0%
#*         MWI Veterinary Supply, Inc.                                         6,192              1,050,504                  0.0%
#*         Mylan, Inc.                                                        29,257              1,566,712                  0.1%
#*         Myriad Genetics, Inc.                                              20,479                808,716                  0.0%
           National Healthcare Corp.                                          14,808                893,070                  0.0%
#*         National Research Corp. Class A                                    14,574                231,581                  0.0%
#*         National Research Corp. Class B                                     2,429                 79,477                  0.0%
#*         Natus Medical, Inc.                                                33,553              1,140,802                  0.0%
*          Neogen Corp.                                                       10,000                439,000                  0.0%
*          NuVasive, Inc.                                                     27,918              1,141,846                  0.0%
           Omnicare, Inc.                                                     21,610              1,439,010                  0.1%
*          Omnicell, Inc.                                                     35,106              1,134,275                  0.0%
*          OncoGenex Pharmaceutical, Inc.                                        350                    784                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
*    OraSure Technologies, Inc.                                               32,598   $            291,752                  0.0%
*    Orthofix International NV                                                22,692                666,010                  0.0%
#    Owens & Minor, Inc.                                                      64,899              2,162,435                  0.1%
#*   Pacific Biosciences of California, Inc.                                   4,073                 26,719                  0.0%
*    Pain Therapeutics, Inc.                                                  36,350                 63,249                  0.0%
     Paratek Pharmaceuticals, Inc.                                             1,176                 19,102                  0.0%
#*   PAREXEL International Corp.                                              37,729              2,049,062                  0.1%
#    Patterson Cos., Inc.                                                     12,847                553,834                  0.0%
*    PDI, Inc.                                                                16,959                 30,865                  0.0%
#    PDL BioPharma, Inc.                                                      34,563                294,822                  0.0%
     PerkinElmer, Inc.                                                        73,180              3,177,476                  0.1%
#*   Pernix Therapeutics Holdings, Inc.                                        7,231                 70,502                  0.0%
     Perrigo Co. P.L.C.                                                        5,808                937,702                  0.0%
     Pfizer, Inc.                                                            459,005             13,747,200                  0.4%
#*   PharMerica Corp.                                                         48,026              1,377,866                  0.1%
#*   PhotoMedex, Inc.                                                          9,512                 36,526                  0.0%
     Pozen, Inc.                                                              26,793                243,013                  0.0%
#*   Prestige Brands Holdings, Inc.                                           65,760              2,329,219                  0.1%
#*   Progenics Pharmaceuticals, Inc.                                          26,897                129,913                  0.0%
#*   ProPhase Labs, Inc.                                                       6,052                  8,412                  0.0%
*    Providence Service Corp. (The)                                           22,542                995,906                  0.0%
#*   pSivida Corp.                                                             4,645                 18,301                  0.0%
#    Quality Systems, Inc.                                                    17,664                266,903                  0.0%
#    Quest Diagnostics, Inc.                                                  14,308                907,986                  0.0%
*    Quidel Corp.                                                             15,421                440,270                  0.0%
#*   RadNet, Inc.                                                             24,475                227,618                  0.0%
*    Receptos, Inc.                                                            1,234                127,904                  0.0%
*    Regeneron Pharmaceuticals, Inc.                                           6,200              2,441,064                  0.1%
#*   Repligen Corp.                                                           30,484                768,806                  0.0%
#*   Repros Therapeutics, Inc.                                                   186                  1,179                  0.0%
#    ResMed, Inc.                                                              9,600                501,312                  0.0%
#*   Rigel Pharmaceuticals, Inc.                                              76,349                151,171                  0.0%
*    RTI Surgical, Inc.                                                       71,853                365,732                  0.0%
#*   Sagent Pharmaceuticals, Inc.                                             16,177                511,840                  0.0%
#*   Salix Pharmaceuticals, Ltd.                                               3,676                528,793                  0.0%
*    Sciclone Pharmaceuticals, Inc.                                           69,714                532,615                  0.0%
#*   Seattle Genetics, Inc.                                                    7,900                289,693                  0.0%
     Select Medical Holdings Corp.                                           146,220              2,108,492                  0.1%
     Simulations Plus, Inc.                                                    1,800                 11,412                  0.0%
*    Sirona Dental Systems, Inc.                                              15,186              1,192,860                  0.0%
*    Skilled Healthcare Group, Inc. Class A                                   19,937                138,163                  0.0%
     Span-America Medical Systems, Inc.                                        3,229                 60,867                  0.0%
*    Special Diversified Opportunities, Inc.                                  12,404                 14,761                  0.0%
#*   Spectrum Pharmaceuticals, Inc.                                           26,500                200,870                  0.0%
     St Jude Medical, Inc.                                                    25,187              1,616,250                  0.1%
#*   Staar Surgical Co.                                                        9,085                 86,943                  0.0%
#*   StemCells, Inc.                                                           1,150                  1,369                  0.0%
*    Stereotaxis, Inc.                                                         1,337                  2,647                  0.0%
#    STERIS Corp.                                                             28,908              1,786,514                  0.1%
     Stryker Corp.                                                             9,409                823,570                  0.0%
#*   Sucampo Pharmaceuticals, Inc. Class A                                    13,917                119,965                  0.0%
#*   SunLink Health Systems, Inc.                                              1,702                  2,979                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
#*   SurModics, Inc.                                                          18,031   $            390,371                  0.0%
*    Symmetry Medical, Inc.                                                   59,728                591,307                  0.0%
#*   Targacept, Inc.                                                          21,573                 50,481                  0.0%
*    Team Health Holdings, Inc.                                               13,423                839,474                  0.0%
#    Teleflex, Inc.                                                           32,977              3,763,335                  0.1%
*    Tenet Healthcare Corp.                                                   31,779              1,781,213                  0.1%
#*   Theravance Biopharma, Inc.                                                1,106                 20,240                  0.0%
     Thermo Fisher Scientific, Inc.                                           24,082              2,831,321                  0.1%
*    Thoratec Corp.                                                           19,834                539,088                  0.0%
*    Tornier NV                                                               26,718                746,768                  0.0%
#*   Triple-S Management Corp. Class B                                        32,166                712,155                  0.0%
#*   United Therapeutics Corp.                                                 5,700                746,529                  0.0%
     UnitedHealth Group, Inc.                                                 73,101              6,945,326                  0.2%
*    Universal American Corp.                                                106,381                991,471                  0.0%
     Universal Health Services, Inc. Class B                                  12,318              1,277,500                  0.1%
     US Physical Therapy, Inc.                                                14,542                627,487                  0.0%
#    Utah Medical Products, Inc.                                               3,789                215,215                  0.0%
*    Varian Medical Systems, Inc.                                              2,335                196,420                  0.0%
#*   Vascular Solutions, Inc.                                                 15,185                446,591                  0.0%
*    VCA, Inc.                                                                91,528              4,170,931                  0.1%
*    Vical, Inc.                                                               6,156                  7,695                  0.0%
*    WellCare Health Plans, Inc.                                              47,719              3,238,689                  0.1%
     WellPoint, Inc.                                                          49,131              6,224,406                  0.2%
#    West Pharmaceutical Services, Inc.                                       25,768              1,320,610                  0.1%
*    Wright Medical Group, Inc.                                               33,223              1,050,511                  0.0%
#*   XenoPort, Inc.                                                            3,196                 21,669                  0.0%
     Zimmer Holdings, Inc.                                                    12,595              1,401,068                  0.1%
     Zoetis, Inc.                                                            134,752              5,007,384                  0.2%
                                                                                       --------------------   ------------------
Total Health Care                                                                               284,579,454                  8.1%
                                                                                       --------------------   ------------------
Industrials -- (12.8%)
#    AAON, Inc.                                                               33,999                668,080                  0.0%
     AAR Corp.                                                                44,341              1,175,036                  0.0%
     ABM Industries, Inc.                                                     73,328              2,026,786                  0.1%
#    Acacia Research Corp.                                                    23,571                424,278                  0.0%
*    ACCO Brands Corp.                                                       157,099              1,292,925                  0.0%
*    Accuride Corp.                                                           39,102                188,472                  0.0%
#    Aceto Corp.                                                              39,280                893,227                  0.0%
     Acme United Corp.                                                         1,921                 33,137                  0.0%
*    Active Power, Inc.                                                          960                  1,766                  0.0%
     Actuant Corp. Class A                                                    63,614              2,015,928                  0.1%
#    Acuity Brands, Inc.                                                       4,829                673,307                  0.0%
#*   Adept Technology, Inc.                                                   10,771                 76,259                  0.0%
#    ADT Corp. (The)                                                          72,734              2,606,787                  0.1%
#*   Advisory Board Co. (The)                                                 12,196                654,559                  0.0%
*    AECOM Technology Corp.                                                  143,128              4,658,801                  0.1%
#*   Aegion Corp.                                                             69,512              1,273,460                  0.0%
#*   AeroCentury Corp.                                                         1,149                 12,777                  0.0%
#*   Aerovironment, Inc.                                                      32,371                992,171                  0.0%
#    AGCO Corp.                                                               92,553              4,101,023                  0.1%
#    Air Industries Group                                                      1,000                 11,800                  0.0%
     Air Lease Corp.                                                          75,110              2,748,275                  0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
*        Air Transport Services Group, Inc.                                   89,516   $            732,241                  0.0%
         Aircastle, Ltd.                                                      10,864                207,285                  0.0%
         Alamo Group, Inc.                                                    14,985                641,957                  0.0%
         Alaska Air Group, Inc.                                               55,226              2,939,680                  0.1%
         Albany International Corp. Class A                                   27,301              1,031,432                  0.0%
#        Allegiant Travel Co.                                                 12,089              1,613,519                  0.1%
         Allegion P.L.C.                                                       7,433                394,618                  0.0%
         Alliant Techsystems, Inc.                                            16,069              1,879,430                  0.1%
(Degree) Allied Defense Group, Inc.                                            6,064                    485                  0.0%
         Allied Motion Technologies, Inc.                                      7,832                114,974                  0.0%
         Allison Transmission Holdings, Inc.                                  36,259              1,177,692                  0.0%
         Altra Industrial Motion Corp.                                        35,532              1,119,969                  0.0%
         AMERCO                                                               19,302              5,233,158                  0.2%
#*       Ameresco, Inc. Class A                                               15,221                125,421                  0.0%
         American Airlines Group, Inc.                                        40,944              1,693,034                  0.1%
#        American Railcar Industries, Inc.                                    23,316              1,534,426                  0.1%
         American Science & Engineering, Inc.                                  8,711                481,718                  0.0%
#*       American Superconductor Corp.                                        12,387                 16,227                  0.0%
*        American Woodmark Corp.                                              18,446                754,626                  0.0%
         AMETEK, Inc.                                                         24,074              1,255,459                  0.0%
#*       AMREP Corp.                                                           6,528                 25,394                  0.0%
         AO Smith Corp.                                                       27,188              1,450,480                  0.1%
         Apogee Enterprises, Inc.                                             30,486              1,338,335                  0.1%
         Applied Industrial Technologies, Inc.                                34,709              1,694,146                  0.1%
*        ARC Document Solutions, Inc.                                         67,082                680,882                  0.0%
#        ArcBest Corp.                                                        28,900              1,118,430                  0.0%
         Argan, Inc.                                                          27,116                943,908                  0.0%
*        Armstrong World Industries, Inc.                                     22,710              1,099,618                  0.0%
#*       Arotech Corp.                                                         3,519                 10,381                  0.0%
         Astec Industries, Inc.                                               34,214              1,297,053                  0.0%
*        Astronics Corp.                                                       8,740                452,819                  0.0%
#*       Astronics Corp. Class B                                               3,845                198,786                  0.0%
#*       Atlas Air Worldwide Holdings, Inc.                                   42,729              1,577,555                  0.1%
*        Avalon Holdings Corp. Class A                                           700                  2,450                  0.0%
*        Avis Budget Group, Inc.                                             124,765              6,955,649                  0.2%
#        AZZ, Inc.                                                            25,170              1,176,949                  0.0%
*        B/E Aerospace, Inc.                                                  13,582              1,011,180                  0.0%
         Babcock & Wilcox Co. (The)                                            9,236                264,150                  0.0%
#        Baltic Trading, Ltd.                                                 11,628                 43,605                  0.0%
         Barnes Group, Inc.                                                   81,618              2,983,954                  0.1%
         Barrett Business Services, Inc.                                      10,851                255,107                  0.0%
#*       Beacon Roofing Supply, Inc.                                          54,616              1,511,225                  0.1%
*        Blount International, Inc.                                          107,295              1,642,686                  0.1%
#*       BlueLinx Holdings, Inc.                                              61,893                 74,272                  0.0%
         Brady Corp. Class A                                                  63,069              1,503,565                  0.1%
*        Breeze-Eastern Corp.                                                  7,923                 82,478                  0.0%
#        Briggs & Stratton Corp.                                              76,718              1,550,471                  0.1%
         Brink's Co. (The)                                                    37,324                783,804                  0.0%
*        Broadwind Energy, Inc.                                                   70                    447                  0.0%
#*       Builders FirstSource, Inc.                                           52,668                312,321                  0.0%
*        CAI International, Inc.                                              25,760                542,248                  0.0%
         Carlisle Cos., Inc.                                                  30,362              2,698,575                  0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#*   Casella Waste Systems, Inc. Class A                                      26,530   $            119,385                  0.0%
     Caterpillar, Inc.                                                        24,748              2,509,695                  0.1%
#*   CBIZ, Inc.                                                               81,292                750,325                  0.0%
     CDI Corp.                                                                22,974                394,923                  0.0%
     Ceco Environmental Corp.                                                 16,485                236,065                  0.0%
     Celadon Group, Inc.                                                      36,314                706,670                  0.0%
#*   Chart Industries, Inc.                                                   23,323              1,085,686                  0.0%
#    Chicago Bridge & Iron Co. NV                                              4,295                234,679                  0.0%
     Chicago Rivet & Machine Co.                                                 508                 15,763                  0.0%
     Cintas Corp.                                                             14,003              1,025,580                  0.0%
     CIRCOR International, Inc.                                               18,896              1,420,034                  0.1%
     Civeo Corp.                                                              83,510              1,017,987                  0.0%
#    CLARCOR, Inc.                                                            14,847                994,155                  0.0%
#*   Clean Harbors, Inc.                                                      25,613              1,271,173                  0.0%
#*   Colfax Corp.                                                             16,318                887,373                  0.0%
     Columbus McKinnon Corp.                                                  26,907                765,504                  0.0%
     Comfort Systems USA, Inc.                                                52,854                811,837                  0.0%
*    Command Security Corp.                                                    5,329                 11,990                  0.0%
*    Commercial Vehicle Group, Inc.                                           14,900                 97,595                  0.0%
     Compx International, Inc.                                                 2,522                 28,070                  0.0%
     Con-way, Inc.                                                            58,662              2,544,171                  0.1%
     Copa Holdings SA Class A                                                 12,260              1,433,439                  0.1%
*    Copart, Inc.                                                             11,279                377,170                  0.0%
     Corporate Executive Board Co. (The)                                      16,317              1,202,563                  0.0%
     Courier Corp.                                                            16,697                226,578                  0.0%
#    Covanta Holding Corp.                                                   123,094              2,716,685                  0.1%
*    Covenant Transportation Group, Inc. Class A                              12,236                253,775                  0.0%
*    CPI Aerostructures, Inc.                                                  8,398                 80,201                  0.0%
*    CRA International, Inc.                                                  11,485                344,550                  0.0%
     Crane Co.                                                                16,743              1,043,926                  0.0%
     CSX Corp.                                                               254,141              9,055,044                  0.3%
*    CTPartners Executive Search, Inc.                                         3,804                 69,423                  0.0%
     Cubic Corp.                                                              24,919              1,202,093                  0.0%
     Cummins, Inc.                                                             5,600                818,608                  0.0%
     Curtiss-Wright Corp.                                                     46,175              3,195,772                  0.1%
     Danaher Corp.                                                            35,456              2,850,662                  0.1%
#    Deere & Co.                                                              14,188              1,213,642                  0.0%
     Delta Air Lines, Inc.                                                    79,618              3,203,032                  0.1%
     Deluxe Corp.                                                             29,437              1,789,770                  0.1%
#*   DigitalGlobe, Inc.                                                       89,817              2,567,868                  0.1%
     Donaldson Co., Inc.                                                       4,827                200,707                  0.0%
     Douglas Dynamics, Inc.                                                   43,782                907,601                  0.0%
     Dover Corp.                                                              22,423              1,781,283                  0.1%
*    Ducommun, Inc.                                                           11,679                308,442                  0.0%
     Dun & Bradstreet Corp. (The)                                              4,626                568,119                  0.0%
*    DXP Enterprises, Inc.                                                    10,820                717,258                  0.0%
*    Dycom Industries, Inc.                                                   38,369              1,204,403                  0.0%
     Dynamic Materials Corp.                                                  16,673                303,615                  0.0%
     Eastern Co. (The)                                                         5,585                 91,147                  0.0%
     Eaton Corp. P.L.C.                                                       29,601              2,024,412                  0.1%
#*   Echo Global Logistics, Inc.                                              28,773                751,838                  0.0%
     Ecology and Environment, Inc. Class A                                     2,769                 27,385                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
     EMCOR Group, Inc.                                                        67,561   $          2,981,467                  0.1%
     Emerson Electric Co.                                                     31,243              2,001,427                  0.1%
     Encore Wire Corp.                                                        22,353                848,073                  0.0%
#*   Energy Recovery, Inc.                                                    44,908                205,679                  0.0%
#    EnerSys                                                                  46,160              2,898,848                  0.1%
#*   Engility Holdings, Inc.                                                  18,925                817,560                  0.0%
     Ennis, Inc.                                                              32,470                481,530                  0.0%
*    EnPro Industries, Inc.                                                   21,572              1,392,041                  0.1%
     EnviroStar, Inc.                                                          1,100                  2,860                  0.0%
     Equifax, Inc.                                                            11,845                897,140                  0.0%
#    ESCO Technologies, Inc.                                                  36,683              1,394,688                  0.1%
     Espey Manufacturing & Electronics Corp.                                   3,027                 57,513                  0.0%
*    Esterline Technologies Corp.                                             25,162              2,946,722                  0.1%
     Exelis, Inc.                                                            102,197              1,824,216                  0.1%
     Expeditors International of Washington, Inc.                             10,482                447,162                  0.0%
     Exponent, Inc.                                                            8,018                639,997                  0.0%
     Federal Signal Corp.                                                     68,656                974,915                  0.0%
     FedEx Corp.                                                              24,897              4,167,758                  0.1%
     Flowserve Corp.                                                          10,200                693,498                  0.0%
     Fluor Corp.                                                              14,089                934,664                  0.0%
     Fortune Brands Home & Security, Inc.                                     28,075              1,214,244                  0.0%
     Forward Air Corp.                                                        21,199              1,014,796                  0.0%
*    Franklin Covey Co.                                                       20,197                396,063                  0.0%
     Franklin Electric Co., Inc.                                              37,287              1,392,297                  0.1%
     FreightCar America, Inc.                                                 19,792                652,542                  0.0%
*    FTI Consulting, Inc.                                                     72,848              2,941,602                  0.1%
#*   Fuel Tech, Inc.                                                          26,879                108,860                  0.0%
*    Furmanite Corp.                                                          42,476                317,720                  0.0%
     G&K Services, Inc. Class A                                               22,919              1,445,501                  0.1%
     GATX Corp.                                                               50,833              3,222,812                  0.1%
#*   Gencor Industries, Inc.                                                   4,926                 47,733                  0.0%
#*   GenCorp, Inc.                                                            18,966                321,663                  0.0%
#*   Generac Holdings, Inc.                                                    6,138                278,297                  0.0%
#    General Cable Corp.                                                      62,825                890,230                  0.0%
     General Dynamics Corp.                                                   22,257              3,110,638                  0.1%
     General Electric Co.                                                    600,239             15,492,169                  0.5%
*    Genesee & Wyoming, Inc. Class A                                          27,541              2,649,444                  0.1%
*    Gibraltar Industries, Inc.                                               33,716                514,169                  0.0%
     Global Brass & Copper Holdings, Inc.                                      7,264                101,696                  0.0%
#    Global Power Equipment Group, Inc.                                       15,716                214,209                  0.0%
#*   Goldfield Corp. (The)                                                     9,421                 18,088                  0.0%
#    Gorman-Rupp Co. (The)                                                    22,451                712,595                  0.0%
*    GP Strategies Corp.                                                      20,829                690,690                  0.0%
     Graco, Inc.                                                               4,338                340,533                  0.0%
#*   GrafTech International, Ltd.                                            173,617                744,817                  0.0%
     Graham Corp.                                                             10,133                339,455                  0.0%
     Granite Construction, Inc.                                               45,788              1,690,035                  0.1%
#*   Great Lakes Dredge & Dock Corp.                                          78,537                548,974                  0.0%
#    Greenbrier Cos., Inc. (The)                                              32,885              2,056,628                  0.1%
     Griffon Corp.                                                            69,548                854,745                  0.0%
     H&E Equipment Services, Inc.                                             33,189              1,240,937                  0.0%
     Hardinge, Inc.                                                           13,131                147,330                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
     Harsco Corp.                                                             83,219   $          1,804,188                  0.1%
#*   Hawaiian Holdings, Inc.                                                  57,468                996,495                  0.0%
#    Healthcare Services Group, Inc.                                          15,811                470,852                  0.0%
#    Heartland Express, Inc.                                                  50,751              1,275,880                  0.0%
#    HEICO Corp.                                                               8,377                454,368                  0.0%
     HEICO Corp. Class A                                                      13,554                620,095                  0.0%
     Heidrick & Struggles International, Inc.                                 24,712                514,504                  0.0%
#*   Heritage-Crystal Clean, Inc.                                              1,954                 35,446                  0.0%
     Herman Miller, Inc.                                                      22,545                721,440                  0.0%
*    Hertz Global Holdings, Inc.                                              70,637              1,548,363                  0.1%
#*   Hexcel Corp.                                                             22,061                924,135                  0.0%
#*   Hill International, Inc.                                                 67,224                260,829                  0.0%
     Hillenbrand, Inc.                                                        52,514              1,748,191                  0.1%
     HNI Corp.                                                                30,081              1,403,279                  0.1%
     Honeywell International, Inc.                                            22,922              2,203,263                  0.1%
     Houston Wire & Cable Co.                                                 25,592                347,028                  0.0%
*    Hub Group, Inc. Class A                                                  56,510              2,050,748                  0.1%
#    Hubbell, Inc. Class A                                                     1,952                235,099                  0.0%
     Hubbell, Inc. Class B                                                     6,877                779,921                  0.0%
*    Hudson Global, Inc.                                                      34,265                116,844                  0.0%
     Huntington Ingalls Industries, Inc.                                      17,179              1,817,882                  0.1%
     Hurco Cos., Inc.                                                          9,943                383,104                  0.0%
*    Huron Consulting Group, Inc.                                             22,253              1,549,031                  0.1%
     Hyster-Yale Materials Handling, Inc.                                     13,948              1,094,779                  0.0%
*    ICF International, Inc.                                                  28,023              1,018,356                  0.0%
     IDEX Corp.                                                               15,583              1,167,323                  0.0%
*    IHS, Inc. Class A                                                         4,370                572,601                  0.0%
     Illinois Tool Works, Inc.                                                13,917              1,267,143                  0.0%
     Ingersoll-Rand P.L.C.                                                    23,501              1,471,633                  0.1%
#*   InnerWorkings, Inc.                                                      46,741                424,408                  0.0%
*    Innovative Solutions & Support, Inc.                                     16,826                 46,945                  0.0%
     Insperity, Inc.                                                          30,992                978,108                  0.0%
     Insteel Industries, Inc.                                                 22,225                529,844                  0.0%
*    Integrated Electrical Services, Inc.                                     15,111                119,830                  0.0%
     Interface, Inc.                                                          29,517                473,158                  0.0%
     International Shipholding Corp.                                           1,100                 22,044                  0.0%
#    Intersections, Inc.                                                      18,573                 74,292                  0.0%
     ITT Corp.                                                                29,937              1,348,961                  0.1%
*    Jacobs Engineering Group, Inc.                                           12,712                603,184                  0.0%
#    JB Hunt Transport Services, Inc.                                          6,000                478,620                  0.0%
#*   JetBlue Airways Corp.                                                   331,433              3,824,737                  0.1%
     John Bean Technologies Corp.                                             19,647                588,821                  0.0%
#    Joy Global, Inc.                                                         48,576              2,556,555                  0.1%
     Kadant, Inc.                                                              1,953                 80,737                  0.0%
     Kaman Corp.                                                              31,768              1,367,930                  0.1%
     Kansas City Southern                                                     13,629              1,673,505                  0.1%
     KAR Auction Services, Inc.                                               72,749              2,208,660                  0.1%
     KBR, Inc.                                                                45,455                867,281                  0.0%
#    Kelly Services, Inc. Class A                                             41,979                740,090                  0.0%
     Kelly Services, Inc. Class B                                                700                 10,588                  0.0%
#    Kennametal, Inc.                                                         31,380              1,211,582                  0.0%
*    Key Technology, Inc.                                                      5,258                 69,616                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#    Kforce, Inc.                                                             37,672   $            872,107                  0.0%
#    Kimball International, Inc. Class B                                      35,639                640,789                  0.0%
*    Kirby Corp.                                                              23,203              2,565,788                  0.1%
#    Knight Transportation, Inc.                                              95,381              2,790,848                  0.1%
#    Knightsbridge Shipping, Ltd.                                             63,354                556,248                  0.0%
     Knoll, Inc.                                                              36,618                728,332                  0.0%
*    Korn/Ferry International                                                 54,689              1,527,464                  0.1%
#*   Kratos Defense & Security Solutions, Inc.                                77,882                542,838                  0.0%
     L-3 Communications Holdings, Inc.                                        51,364              6,238,671                  0.2%
#    Landstar System, Inc.                                                    16,265              1,203,773                  0.0%
*    Lawson Products, Inc.                                                     8,745                210,580                  0.0%
#*   Layne Christensen Co.                                                    24,719                177,977                  0.0%
     LB Foster Co. Class A                                                    13,222                715,178                  0.0%
     Lennox International, Inc.                                                6,221                553,171                  0.0%
     Lincoln Electric Holdings, Inc.                                          19,400              1,406,112                  0.1%
#    Lindsay Corp.                                                             6,903                605,393                  0.0%
#*   LMI Aerospace, Inc.                                                      16,711                220,251                  0.0%
     LS Starrett Co. (The) Class A                                             6,944                102,632                  0.0%
#    LSI Industries, Inc.                                                     32,842                235,149                  0.0%
*    Luna Innovations, Inc.                                                    3,800                  5,168                  0.0%
*    Lydall, Inc.                                                             17,009                526,088                  0.0%
*    Magnetek, Inc.                                                            1,197                 37,191                  0.0%
#*   Manitex International, Inc.                                               3,300                 37,719                  0.0%
     Manitowoc Co., Inc. (The)                                                58,740              1,224,142                  0.0%
     Manpowergroup, Inc.                                                      39,253              2,620,138                  0.1%
     Marten Transport, Ltd.                                                   38,690                759,098                  0.0%
     Masco Corp.                                                              60,333              1,331,549                  0.1%
#*   MasTec, Inc.                                                             76,702              2,196,745                  0.1%
     Mastech Holdings, Inc.                                                      991                 11,644                  0.0%
     Matson, Inc.                                                             52,197              1,487,093                  0.1%
#    Matthews International Corp. Class A                                     30,118              1,387,837                  0.1%
#    McGrath RentCorp                                                         28,342              1,035,333                  0.0%
*    Meritor, Inc.                                                            43,358                498,183                  0.0%
*    Mfri, Inc.                                                                5,730                 52,258                  0.0%
*    Middleby Corp. (The)                                                     18,460              1,633,710                  0.1%
     Miller Industries, Inc.                                                  14,134                279,429                  0.0%
*    Mistras Group, Inc.                                                      22,617                372,954                  0.0%
     Mobile Mini, Inc.                                                        58,982              2,585,181                  0.1%
*    Moog, Inc. Class A                                                       33,638              2,574,653                  0.1%
*    Moog, Inc. Class B                                                        2,977                227,175                  0.0%
*    MRC Global, Inc.                                                         65,783              1,383,416                  0.1%
     MSA Safety, Inc.                                                         25,323              1,455,313                  0.1%
     MSC Industrial Direct Co., Inc. Class A                                   2,704                218,943                  0.0%
     Mueller Industries, Inc.                                                 71,272              2,313,489                  0.1%
     Mueller Water Products, Inc. Class A                                    171,486              1,692,567                  0.1%
#    Multi-Color Corp.                                                        20,797              1,025,292                  0.0%
#*   MYR Group, Inc.                                                          36,938                958,172                  0.0%
#    National Presto Industries, Inc.                                          7,418                467,779                  0.0%
*    Navigant Consulting, Inc.                                                63,012                969,755                  0.0%
#*   NCI Building Systems, Inc.                                                1,411                 28,037                  0.0%
     Nielsen NV                                                               35,633              1,514,046                  0.1%
#    NL Industries, Inc.                                                      44,564                324,872                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
     NN, Inc.                                                                 20,136   $            503,400                  0.0%
     Nordson Corp.                                                             8,370                640,723                  0.0%
     Norfolk Southern Corp.                                                   60,802              6,727,133                  0.2%
#*   Nortek, Inc.                                                              1,428                118,924                  0.0%
     Northrop Grumman Corp.                                                   13,622              1,879,291                  0.1%
*    Northwest Pipe Co.                                                       13,889                496,948                  0.0%
#*   NOW, Inc.                                                                22,865                687,322                  0.0%
#*   Ocean Power Technologies, Inc.                                            8,120                  8,120                  0.0%
*    Old Dominion Freight Line, Inc.                                          44,451              3,239,144                  0.1%
#    Omega Flex, Inc.                                                          4,638                123,464                  0.0%
*    On Assignment, Inc.                                                      40,261              1,171,595                  0.0%
*    Orbital Sciences Corp.                                                   65,692              1,727,700                  0.1%
*    Orion Energy Systems, Inc.                                               23,165                133,199                  0.0%
#*   Orion Marine Group, Inc.                                                 24,325                266,602                  0.0%
     Oshkosh Corp.                                                            76,569              3,427,228                  0.1%
     Owens Corning                                                           115,475              3,702,128                  0.1%
     PACCAR, Inc.                                                             12,376                808,400                  0.0%
     Pall Corp.                                                                7,100                649,082                  0.0%
#*   PAM Transportation Services, Inc.                                        10,927                469,642                  0.0%
     Park-Ohio Holdings Corp.                                                 18,439                979,295                  0.0%
     Parker Hannifin Corp.                                                    12,820              1,628,525                  0.1%
*    Patrick Industries, Inc.                                                 16,831                719,020                  0.0%
#*   Patriot Transportation Holding, Inc.                                      7,423                314,438                  0.0%
*    Pendrell Corp.                                                           45,689                 76,301                  0.0%
     Pentair P.L.C.                                                           35,552              2,383,762                  0.1%
*    Performant Financial Corp.                                               54,745                472,449                  0.0%
*    PGT, Inc.                                                                41,352                388,916                  0.0%
*    Pike Corp.                                                               40,043                478,113                  0.0%
     Pitney Bowes, Inc.                                                       12,301                304,327                  0.0%
#*   Ply Gem Holdings, Inc.                                                    7,158                 81,243                  0.0%
#*   PMFG, Inc.                                                                8,778                 46,172                  0.0%
#*   Polypore International, Inc.                                             15,753                691,872                  0.0%
#    Powell Industries, Inc.                                                  13,987                636,828                  0.0%
#*   PowerSecure International, Inc.                                          22,223                248,231                  0.0%
     Precision Castparts Corp.                                                 3,455                762,518                  0.0%
     Preformed Line Products Co.                                               6,010                342,510                  0.0%
     Primoris Services Corp.                                                  37,985              1,090,929                  0.0%
#*   Proto Labs, Inc.                                                          1,950                127,472                  0.0%
     Providence and Worcester Railroad Co.                                     2,562                 45,578                  0.0%
#    Quad/Graphics, Inc.                                                      16,253                358,379                  0.0%
*    Quality Distribution, Inc.                                               17,290                224,078                  0.0%
#    Quanex Building Products Corp.                                           54,916              1,099,418                  0.0%
*    Quanta Services, Inc.                                                    28,690                977,755                  0.0%
*    Radiant Logistics, Inc.                                                   4,733                 18,317                  0.0%
#    Raven Industries, Inc.                                                   23,262                589,692                  0.0%
     Raytheon Co.                                                             17,714              1,840,130                  0.1%
     RBC Bearings, Inc.                                                       15,218                924,493                  0.0%
*    RCM Technologies, Inc.                                                   10,468                 78,929                  0.0%
#*   Real Goods Solar, Inc. Class A                                            3,465                  2,790                  0.0%
     Regal-Beloit Corp.                                                       34,752              2,466,349                  0.1%
#*   Republic Airways Holdings, Inc.                                          54,181                678,346                  0.0%
     Republic Services, Inc.                                                 168,580              6,473,472                  0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
     Resources Connection, Inc.                                               52,090   $            805,832                  0.0%
#*   Rexnord Corp.                                                            27,306                806,892                  0.0%
#*   Roadrunner Transportation Systems, Inc.                                  40,624                837,261                  0.0%
     Robert Half International, Inc.                                           1,000                 54,780                  0.0%
     Rockwell Automation, Inc.                                                 9,200              1,033,620                  0.0%
     Rollins, Inc.                                                            11,475                365,708                  0.0%
     Roper Industries, Inc.                                                    9,010              1,426,283                  0.1%
*    RPX Corp.                                                                78,745              1,106,367                  0.0%
#    RR Donnelley & Sons Co.                                                  73,811              1,288,002                  0.0%
#*   Rush Enterprises, Inc. Class A                                           35,113              1,337,805                  0.1%
*    Rush Enterprises, Inc. Class B                                            4,506                145,679                  0.0%
     Ryder System, Inc.                                                       84,178              7,447,228                  0.2%
*    Saia, Inc.                                                               31,322              1,535,404                  0.1%
#*   Sensata Technologies Holding NV                                           5,165                252,104                  0.0%
#*   Servotronics, Inc.                                                        1,499                  9,609                  0.0%
     SIFCO Industries, Inc.                                                    4,888                166,290                  0.0%
     Simpson Manufacturing Co., Inc.                                          48,444              1,602,528                  0.1%
#    SkyWest, Inc.                                                            65,489                754,433                  0.0%
*    SL Industries, Inc.                                                       9,000                405,000                  0.0%
     SmartPros, Ltd.                                                           1,700                  2,856                  0.0%
     Snap-on, Inc.                                                            22,655              2,993,632                  0.1%
     Southwest Airlines Co.                                                  457,205             15,764,428                  0.5%
#*   SP Plus Corp.                                                            10,006                218,331                  0.0%
*    Sparton Corp.                                                            10,134                274,631                  0.0%
*    Spirit Aerosystems Holdings, Inc. Class A                                41,712              1,640,950                  0.1%
*    Spirit Airlines, Inc.                                                     1,658                121,216                  0.0%
     SPX Corp.                                                                17,868              1,693,708                  0.1%
#*   Standard Register Co. (The)                                               5,242                 26,839                  0.0%
     Standex International Corp.                                              14,134              1,219,057                  0.0%
     Stanley Black & Decker, Inc.                                             47,494              4,447,338                  0.1%
     Steelcase, Inc. Class A                                                  80,238              1,421,817                  0.1%
*    Stericycle, Inc.                                                          3,559                448,434                  0.0%
#*   Sterling Construction Co., Inc.                                          18,632                164,334                  0.0%
#    Sun Hydraulics Corp.                                                     12,252                487,752                  0.0%
     Supreme Industries, Inc. Class A                                          9,289                 61,772                  0.0%
*    Swift Transportation Co.                                                 32,153                794,179                  0.0%
#    TAL International Group, Inc.                                            63,304              2,730,302                  0.1%
#*   Taser International, Inc.                                                20,936                394,434                  0.0%
*    Team, Inc.                                                               20,697                872,172                  0.0%
*    Tecumseh Products Co.                                                    16,120                 59,483                  0.0%
*    Teledyne Technologies, Inc.                                              20,382              2,112,187                  0.1%
     Tennant Co.                                                               9,285                684,583                  0.0%
#    Terex Corp.                                                             100,493              2,891,184                  0.1%
     Tetra Tech, Inc.                                                         88,063              2,360,969                  0.1%
#    Textainer Group Holdings, Ltd.                                           51,126              1,760,779                  0.1%
     Textron, Inc.                                                            27,184              1,128,952                  0.0%
*    Thermon Group Holdings, Inc.                                             10,421                253,960                  0.0%
     Timken Co. (The)                                                         24,603              1,057,683                  0.0%
#    Titan International, Inc.                                                67,296                710,646                  0.0%
#*   Titan Machinery, Inc.                                                    23,132                318,296                  0.0%
     Toro Co. (The)                                                            7,800                481,494                  0.0%
     Towers Watson & Co. Class A                                               5,900                650,711                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
     TransDigm Group, Inc.                                                     4,939   $            923,741                  0.0%
*    TRC Cos., Inc.                                                           18,568                135,175                  0.0%
#*   Trex Co., Inc.                                                           14,075                605,225                  0.0%
*    Trimas Corp.                                                             28,364                898,004                  0.0%
#    Trinity Industries, Inc.                                                155,000              5,535,050                  0.2%
     Triumph Group, Inc.                                                      43,824              3,051,465                  0.1%
*    TrueBlue, Inc.                                                           43,153              1,066,742                  0.0%
*    Tutor Perini Corp.                                                       84,118              2,356,145                  0.1%
     Twin Disc, Inc.                                                          16,100                418,922                  0.0%
     Tyco International, Ltd.                                                 21,904                940,339                  0.0%
*    Ultralife Corp.                                                          16,511                 52,340                  0.0%
     UniFirst Corp.                                                           15,007              1,674,181                  0.1%
     Union Pacific Corp.                                                      76,102              8,862,078                  0.3%
*    United Continental Holdings, Inc.                                        54,975              2,903,230                  0.1%
*    United Rentals, Inc.                                                     42,810              4,711,669                  0.1%
#    United Stationers, Inc.                                                  41,796              1,745,819                  0.1%
     United Technologies Corp.                                                29,904              3,199,728                  0.1%
     Universal Forest Products, Inc.                                          23,626              1,180,591                  0.0%
#    Universal Truckload Services, Inc.                                       16,584                436,491                  0.0%
#    US Ecology, Inc.                                                         16,963                852,900                  0.0%
#*   USA Truck, Inc.                                                          13,082                221,086                  0.0%
#*   USG Corp.                                                                34,324                921,943                  0.0%
#*   UTi Worldwide, Inc.                                                     119,915              1,310,671                  0.0%
#    Valmont Industries, Inc.                                                 11,371              1,548,389                  0.1%
*    Vectrus, Inc.                                                             5,677                138,746                  0.0%
*    Veritiv Corp.                                                             1,286                 58,011                  0.0%
*    Versar, Inc.                                                              7,645                 24,846                  0.0%
     Viad Corp.                                                               30,419                775,989                  0.0%
#*   Vicor Corp.                                                              23,646                321,822                  0.0%
*    Virco Manufacturing Corp.                                                21,636                 58,634                  0.0%
#*   Volt Information Sciences, Inc.                                          24,400                202,276                  0.0%
     VSE Corp.                                                                 6,953                419,127                  0.0%
#*   Wabash National Corp.                                                    82,290                847,587                  0.0%
*    WABCO Holdings, Inc.                                                      8,200                798,516                  0.0%
     Wabtec Corp.                                                             11,888              1,025,934                  0.0%
     Waste Connections, Inc.                                                  55,365              2,762,713                  0.1%
     Waste Management, Inc.                                                   23,011              1,125,008                  0.0%
     Watsco, Inc.                                                              7,344                746,297                  0.0%
     Watsco, Inc. Class B                                                      1,205                123,531                  0.0%
     Watts Water Technologies, Inc. Class A                                   30,800              1,867,404                  0.1%
#    Werner Enterprises, Inc.                                                 91,427              2,517,900                  0.1%
#*   Wesco Aircraft Holdings, Inc.                                            51,999                922,982                  0.0%
#*   WESCO International, Inc.                                                34,493              2,842,568                  0.1%
     West Corp.                                                                6,187                197,984                  0.0%
#*   Willdan Group, Inc.                                                       6,854                 89,924                  0.0%
*    Willis Lease Finance Corp.                                                8,183                186,654                  0.0%
#    Woodward, Inc.                                                           12,304                630,088                  0.0%
#    WW Grainger, Inc.                                                         5,500              1,357,400                  0.1%
*    Xerium Technologies, Inc.                                                 1,501                 22,395                  0.0%
#*   XPO Logistics, Inc.                                                      21,438                855,805                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
     Xylem, Inc.                                                              19,081   $            693,785                  0.0%
                                                                                       --------------------   ------------------
Total Industrials                                                                               513,945,131                 14.7%
                                                                                       --------------------   ------------------
Information Technology -- (12.0%)
#*   3D Systems Corp.                                                         11,613                438,971                  0.0%
*    ACI Worldwide, Inc.                                                      56,562              1,088,253                  0.0%
#*   Acorn Energy, Inc.                                                       16,783                 17,622                  0.0%
     Activision Blizzard, Inc.                                               298,945              5,963,953                  0.2%
*    Actua Corp.                                                              49,589                932,273                  0.0%
#*   Actuate Corp.                                                            49,474                212,243                  0.0%
*    Acxiom Corp.                                                             75,579              1,423,908                  0.1%
#*   ADDvantage Technologies Group, Inc.                                       7,160                 17,256                  0.0%
#    ADTRAN, Inc.                                                             38,698                820,785                  0.0%
*    Advanced Energy Industries, Inc.                                         42,574                842,114                  0.0%
#*   Advanced Micro Devices, Inc.                                             39,930                111,804                  0.0%
#    Advent Software, Inc.                                                    22,571                780,054                  0.0%
#*   Aehr Test Systems                                                         2,692                  6,972                  0.0%
#*   Aetrium, Inc.                                                               650                  2,288                  0.0%
*    Agilysys, Inc.                                                           36,408                411,410                  0.0%
*    Akamai Technologies, Inc.                                                 8,346                503,264                  0.0%
#*   Alliance Data Systems Corp.                                               2,000                566,700                  0.0%
#*   Alpha & Omega Semiconductor, Ltd.                                         7,291                 67,588                  0.0%
     Altera Corp.                                                             14,759                507,267                  0.0%
     Amdocs, Ltd.                                                             14,311                680,345                  0.0%
     American Software, Inc. Class A                                          26,003                251,189                  0.0%
*    Amkor Technology, Inc.                                                  204,272              1,384,964                  0.1%
     Amphenol Corp. Class A                                                   17,438                882,014                  0.0%
*    Amtech Systems, Inc.                                                      8,142                 85,735                  0.0%
#*   ANADIGICS, Inc.                                                          86,065                 61,106                  0.0%
     Analog Devices, Inc.                                                     21,203              1,052,093                  0.0%
     Anixter International, Inc.                                              17,082              1,454,874                  0.1%
*    ANSYS, Inc.                                                               6,005                471,753                  0.0%
*    AOL, Inc.                                                                91,685              3,991,048                  0.1%
     Apple, Inc.                                                             308,343             33,301,044                  1.0%
     Applied Materials, Inc.                                                  70,077              1,548,001                  0.1%
*    ARRIS Group, Inc.                                                        90,663              2,721,703                  0.1%
*    Arrow Electronics, Inc.                                                 112,721              6,409,316                  0.2%
#*   Ascent Solar Technologies, Inc.                                           3,117                  5,486                  0.0%
*    Aspen Technology, Inc.                                                    7,189                265,490                  0.0%
     Astro-Med, Inc.                                                           7,311                 98,041                  0.0%
*    Atmel Corp.                                                              56,833                421,701                  0.0%
*    Autobytel, Inc.                                                           2,224                 20,550                  0.0%
*    Autodesk, Inc.                                                           10,099                581,096                  0.0%
     Avago Technologies, Ltd.                                                 14,754              1,272,532                  0.1%
*    AVG Technologies NV                                                      24,953                447,158                  0.0%
#*   Aviat Networks, Inc.                                                     63,193                111,220                  0.0%
*    Avid Technology, Inc.                                                    43,600                438,180                  0.0%
     Avnet, Inc.                                                             104,068              4,500,941                  0.1%
     AVX Corp.                                                               137,407              1,984,157                  0.1%
     Aware, Inc.                                                              18,447                 79,691                  0.0%
*    Axcelis Technologies, Inc.                                              101,937                222,223                  0.0%
*    AXT, Inc.                                                                32,748                 77,285                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#    Badger Meter, Inc.                                                       16,601   $            944,929                  0.0%
#*   Bankrate, Inc.                                                           71,742                779,118                  0.0%
     Bel Fuse, Inc. Class A                                                    3,300                 83,820                  0.0%
     Bel Fuse, Inc. Class B                                                   11,025                311,897                  0.0%
     Belden, Inc.                                                             11,114                791,206                  0.0%
*    Benchmark Electronics, Inc.                                              77,718              1,843,471                  0.1%
     Black Box Corp.                                                          25,515                561,075                  0.0%
#    Blackbaud, Inc.                                                          17,374                773,143                  0.0%
*    Blackhawk Network Holdings, Inc. Class B                                 15,874                530,192                  0.0%
*    Blucora, Inc.                                                            44,670                757,156                  0.0%
#    Booz Allen Hamilton Holding Corp.                                         3,567                 93,990                  0.0%
*    Bottomline Technologies de, Inc.                                         22,107                554,665                  0.0%
     Broadcom Corp. Class A                                                    3,000                125,640                  0.0%
     Broadridge Financial Solutions, Inc.                                     10,635                467,196                  0.0%
*    BroadVision, Inc.                                                         4,752                 37,826                  0.0%
     Brocade Communications Systems, Inc.                                    352,464              3,781,939                  0.1%
     Brooks Automation, Inc.                                                 114,409              1,410,663                  0.1%
*    Bsquare Corp.                                                             8,148                 31,859                  0.0%
*    BTU International, Inc.                                                   6,833                 22,754                  0.0%
     CA, Inc.                                                                 61,441              1,785,475                  0.1%
#*   Cabot Microelectronics Corp.                                             21,805              1,051,655                  0.0%
#*   CACI International, Inc. Class A                                         29,488              2,426,568                  0.1%
#*   Cadence Design Systems, Inc.                                             24,600                441,570                  0.0%
#*   CalAmp Corp.                                                             10,864                209,458                  0.0%
#*   Calix, Inc.                                                              65,769                710,963                  0.0%
#*   Carbonite, Inc.                                                           5,468                 59,820                  0.0%
#*   Cardtronics, Inc.                                                        16,311                626,179                  0.0%
*    Cartesian, Inc.                                                           1,166                  4,559                  0.0%
*    Cascade Microtech, Inc.                                                  15,211                163,366                  0.0%
#    Cass Information Systems, Inc.                                           11,342                539,199                  0.0%
#*   Ceva, Inc.                                                               24,182                394,167                  0.0%
*    Checkpoint Systems, Inc.                                                 50,611                671,102                  0.0%
#*   ChyronHego Corp.                                                          2,300                  6,578                  0.0%
#*   CIBER, Inc.                                                             102,295                334,505                  0.0%
#*   Ciena Corp.                                                              32,391                542,873                  0.0%
#*   Cirrus Logic, Inc.                                                       41,830                807,319                  0.0%
     Cisco Systems, Inc.                                                     296,995              7,267,468                  0.2%
*    Citrix Systems, Inc.                                                      8,516                546,983                  0.0%
#*   Clearfield, Inc.                                                          8,316                122,079                  0.0%
#*   Cognex Corp.                                                             24,234                958,697                  0.0%
*    Coherent, Inc.                                                           22,667              1,476,755                  0.1%
     Cohu, Inc.                                                               33,534                342,047                  0.0%
     Communications Systems, Inc.                                             13,122                155,233                  0.0%
*    CommVault Systems, Inc.                                                   5,207                230,878                  0.0%
     Computer Sciences Corp.                                                  27,793              1,678,697                  0.1%
     Computer Task Group, Inc.                                                16,515                145,332                  0.0%
     Compuware Corp.                                                         138,661              1,407,409                  0.1%
#*   comScore, Inc.                                                            7,079                298,309                  0.0%
     Comtech Telecommunications Corp.                                         24,798                944,060                  0.0%
*    Comverse, Inc.                                                              989                 21,560                  0.0%
#*   Concur Technologies, Inc.                                                 4,757                610,418                  0.0%
     Concurrent Computer Corp.                                                 7,430                 52,753                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*   Constant Contact, Inc.                                                   11,895   $            420,607                  0.0%
#    Convergys Corp.                                                         126,940              2,560,380                  0.1%
#*   Conversant, Inc.                                                         79,503              2,802,481                  0.1%
*    CoreLogic, Inc.                                                          85,227              2,673,571                  0.1%
     Corning, Inc.                                                           144,927              2,960,859                  0.1%
*    CoStar Group, Inc.                                                        5,195                836,863                  0.0%
*    Covisint Corp.                                                           19,447                 56,202                  0.0%
#*   Cray, Inc.                                                               22,481                779,191                  0.0%
#*   Cree, Inc.                                                               36,353              1,144,392                  0.0%
#*   Crexendo, Inc.                                                            6,718                 19,046                  0.0%
     CSG Systems International, Inc.                                          38,268              1,014,485                  0.0%
     CSP, Inc.                                                                 2,269                 18,084                  0.0%
     CTS Corp.                                                                37,499                689,982                  0.0%
*    CyberOptics Corp.                                                         7,973                 72,953                  0.0%
     Daktronics, Inc.                                                         46,803                622,948                  0.0%
#*   Datalink Corp.                                                           17,293                218,756                  0.0%
#*   Dataram Corp.                                                             1,316                  2,856                  0.0%
#*   Dealertrack Technologies, Inc.                                           39,373              1,852,500                  0.1%
#*   Demand Media, Inc.                                                        9,751                 68,647                  0.0%
*    Dice Holdings, Inc.                                                     104,568              1,042,543                  0.0%
#    Diebold, Inc.                                                            22,614                801,214                  0.0%
*    Digi International, Inc.                                                 27,924                231,211                  0.0%
#    Digimarc Corp.                                                            5,363                155,473                  0.0%
*    Digital River, Inc.                                                      46,992              1,201,585                  0.0%
*    Diodes, Inc.                                                             45,910              1,185,855                  0.0%
     Dolby Laboratories, Inc. Class A                                          7,192                301,489                  0.0%
*    Dot Hill Systems Corp.                                                   43,235                170,778                  0.0%
*    DSP Group, Inc.                                                          27,008                261,708                  0.0%
     DST Systems, Inc.                                                        12,505              1,204,857                  0.1%
*    DTS, Inc.                                                                19,851                591,163                  0.0%
#    EarthLink Holdings Corp.                                                166,795                597,126                  0.0%
*    eBay, Inc.                                                               38,237              2,007,442                  0.1%
#    Ebix, Inc.                                                               29,521                435,435                  0.0%
#*   Echelon Corp.                                                            18,748                 39,371                  0.0%
*    EchoStar Corp. Class A                                                   39,899              1,864,480                  0.1%
*    Edgewater Technology, Inc.                                                8,479                 59,862                  0.0%
#*   Elecsys Corp.                                                             1,496                 15,349                  0.0%
     Electro Rent Corp.                                                       27,378                417,241                  0.0%
     Electro Scientific Industries, Inc.                                      33,107                235,060                  0.0%
*    Electronic Arts, Inc.                                                    19,023                779,372                  0.0%
#*   Electronics for Imaging, Inc.                                            41,192              1,883,298                  0.1%
#*   Ellie Mae, Inc.                                                           2,429                 93,225                  0.0%
#*   eMagin Corp.                                                             11,664                 30,910                  0.0%
     EMC Corp.                                                               110,200              3,166,046                  0.1%
*    Emcore Corp.                                                             31,262                161,312                  0.0%
#*   Emulex Corp.                                                            101,335                573,556                  0.0%
#*   EnerNOC, Inc.                                                            38,787                572,884                  0.0%
*    Entegris, Inc.                                                          161,194              2,189,015                  0.1%
#*   Entropic Communications, Inc.                                            96,873                242,182                  0.0%
*    Envestnet, Inc.                                                           3,782                167,996                  0.0%
#*   EPAM Systems, Inc.                                                       14,994                715,814                  0.0%
     EPIQ Systems, Inc.                                                       44,255                709,850                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
*    ePlus, Inc.                                                               8,798   $            537,294                  0.0%
#    Equinix, Inc.                                                             3,982                831,840                  0.0%
*    Euronet Worldwide, Inc.                                                  48,710              2,614,266                  0.1%
*    Exar Corp.                                                               52,119                497,736                  0.0%
*    ExlService Holdings, Inc.                                                22,179                620,790                  0.0%
#*   Extreme Networks, Inc.                                                  102,706                368,715                  0.0%
*    F5 Networks, Inc.                                                         3,400                418,132                  0.0%
*    Fabrinet                                                                 37,604                684,769                  0.0%
#    FactSet Research Systems, Inc.                                            3,768                495,266                  0.0%
     Fair Isaac Corp.                                                         29,958              1,866,383                  0.1%
#*   Fairchild Semiconductor International, Inc.                             183,728              2,820,225                  0.1%
*    FalconStor Software, Inc.                                                29,232                 33,032                  0.0%
*    FARO Technologies, Inc.                                                  11,514                644,784                  0.0%
     FEI Co.                                                                   9,061                763,661                  0.0%
     Fidelity National Information Services, Inc.                             67,792              3,958,375                  0.1%
#*   Finisar Corp.                                                            71,998              1,203,807                  0.0%
#*   First Solar, Inc.                                                        50,102              2,951,008                  0.1%
*    Fiserv, Inc.                                                             24,452              1,698,925                  0.1%
     FLIR Systems, Inc.                                                       28,356                950,777                  0.0%
*    FormFactor, Inc.                                                         75,457                601,392                  0.0%
     Forrester Research, Inc.                                                 16,811                677,147                  0.0%
#*   Freescale Semiconductor, Ltd.                                             8,279                164,669                  0.0%
*    Frequency Electronics, Inc.                                               8,185                 92,900                  0.0%
*    Gartner, Inc.                                                             8,459                682,726                  0.0%
*    Genpact, Ltd.                                                            33,003                579,203                  0.0%
*    GigOptix, Inc.                                                            3,278                  4,097                  0.0%
*    Global Cash Access Holdings, Inc.                                       103,620                755,390                  0.0%
     Global Payments, Inc.                                                     8,908                717,094                  0.0%
     Globalscape, Inc.                                                         2,198                  5,451                  0.0%
*    GSE Systems, Inc.                                                        26,843                 40,533                  0.0%
*    GSI Group, Inc.                                                          38,037                488,775                  0.0%
*    GSI Technology, Inc.                                                     17,271                 83,074                  0.0%
*    GTT Communications, Inc.                                                 14,040                182,239                  0.0%
#*   Guidance Software, Inc.                                                   9,803                 65,974                  0.0%
     Hackett Group, Inc. (The)                                                41,738                292,583                  0.0%
#*   Harmonic, Inc.                                                          141,503                943,825                  0.0%
     Harris Corp.                                                              9,532                663,427                  0.0%
#    Heartland Payment Systems, Inc.                                          13,540                699,341                  0.0%
     Hewlett-Packard Co.                                                     265,841              9,538,375                  0.3%
*    HomeAway, Inc.                                                            6,300                219,870                  0.0%
#*   Hutchinson Technology, Inc.                                              49,218                175,708                  0.0%
#    IAC/InterActiveCorp                                                      39,333              2,662,451                  0.1%
*    ID Systems, Inc.                                                         11,992                 89,940                  0.0%
*    Identiv, Inc.                                                             4,291                 40,121                  0.0%
*    IEC Electronics Corp.                                                     7,468                 36,967                  0.0%
*    iGATE Corp.                                                              29,212              1,082,305                  0.0%
*    II-VI, Inc.                                                              52,824                712,596                  0.0%
#*   Imation Corp.                                                            39,287                115,111                  0.0%
#*   Immersion Corp.                                                          21,510                181,114                  0.0%
#*   Infinera Corp.                                                           82,316              1,196,051                  0.0%
*    Informatica Corp.                                                         6,484                231,219                  0.0%
*    Ingram Micro, Inc. Class A                                              161,659              4,338,928                  0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
*    Innodata, Inc.                                                           21,458   $             56,649                  0.0%
*    Inphi Corp.                                                              23,122                357,929                  0.0%
*    Insight Enterprises, Inc.                                                64,391              1,464,895                  0.1%
*    Integrated Device Technology, Inc.                                      187,332              3,074,118                  0.1%
     Integrated Silicon Solution, Inc.                                        43,251                587,349                  0.0%
     Intel Corp.                                                             534,019             18,161,986                  0.5%
#*   Intellicheck Mobilisa, Inc.                                                 287                  1,076                  0.0%
#*   Interactive Intelligence Group, Inc.                                      6,995                337,579                  0.0%
#    InterDigital, Inc.                                                       28,974              1,432,185                  0.1%
#*   Internap Network Services Corp.                                          60,108                481,465                  0.0%
*    International Rectifier Corp.                                           106,989              4,254,953                  0.1%
*    Interphase Corp.                                                          4,200                 12,306                  0.0%
     Intersil Corp. Class A                                                  147,971              1,966,535                  0.1%
*    inTEST Corp.                                                              2,202                  9,601                  0.0%
#*   Intevac, Inc.                                                            26,956                199,474                  0.0%
*    IntraLinks Holdings, Inc.                                                26,655                230,299                  0.0%
*    IntriCon Corp.                                                            6,777                 41,543                  0.0%
     Intuit, Inc.                                                              5,892                518,555                  0.0%
#*   Inuvo, Inc.                                                               3,127                  4,190                  0.0%
#*   IPG Photonics Corp.                                                       9,261                679,850                  0.0%
*    Iteris, Inc.                                                             13,000                 22,620                  0.0%
#*   Itron, Inc.                                                              37,293              1,451,816                  0.1%
*    Ixia                                                                     55,569                535,129                  0.0%
#    IXYS Corp.                                                               48,330                564,011                  0.0%
#    j2 Global, Inc.                                                          36,351              1,966,226                  0.1%
     Jabil Circuit, Inc.                                                     159,346              3,338,299                  0.1%
     Jack Henry & Associates, Inc.                                            10,749                643,005                  0.0%
*    JDS Uniphase Corp.                                                      156,551              2,107,176                  0.1%
     Juniper Networks, Inc.                                                  218,330              4,600,213                  0.1%
#*   Kemet Corp.                                                              49,217                236,242                  0.0%
*    Key Tronic Corp.                                                         11,045                 90,790                  0.0%
     KLA-Tencor Corp.                                                         11,000                870,650                  0.0%
#*   Knowles Corp.                                                            13,768                267,925                  0.0%
*    Kofax, Ltd.                                                               8,658                 54,978                  0.0%
#*   Kopin Corp.                                                              75,094                285,357                  0.0%
*    Kulicke & Soffa Industries, Inc.                                        118,232              1,704,905                  0.1%
*    KVH Industries, Inc.                                                     18,537                239,498                  0.0%
     Lam Research Corp.                                                       27,049              2,106,035                  0.1%
*    Lattice Semiconductor Corp.                                             128,936                865,161                  0.0%
     Leidos Holdings, Inc.                                                    41,090              1,502,661                  0.1%
#    Lexmark International, Inc. Class A                                      73,659              3,179,122                  0.1%
*    LGL Group, Inc. (The)                                                     1,300                  4,927                  0.0%
#*   Limelight Networks, Inc.                                                132,023                322,136                  0.0%
     Linear Technology Corp.                                                   3,740                160,222                  0.0%
*    Lionbridge Technologies, Inc.                                            38,881                187,795                  0.0%
#*   Liquidity Services, Inc.                                                  1,243                 15,886                  0.0%
     Littelfuse, Inc.                                                         15,844              1,545,424                  0.1%
#*   LoJack Corp.                                                             26,126                 73,675                  0.0%
#*   M/A-COM Technology Solutions Holdings, Inc.                               3,701                 81,385                  0.0%
*    Magnachip Semiconductor Corp.                                            41,376                460,515                  0.0%
*    Manhattan Associates, Inc.                                               42,340              1,698,257                  0.1%
#    ManTech International Corp. Class A                                      36,772              1,035,500                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
     Marchex, Inc. Class B                                                    28,607   $            109,565                  0.0%
     Marvell Technology Group, Ltd.                                          233,467              3,137,796                  0.1%
#*   Mattersight Corp.                                                         2,773                 15,030                  0.0%
#*   Mattson Technology, Inc.                                                 44,480                118,317                  0.0%
     Maxim Integrated Products, Inc.                                          16,551                485,606                  0.0%
     MAXIMUS, Inc.                                                            39,422              1,910,390                  0.1%
#*   MaxLinear, Inc. Class A                                                   7,390                 52,395                  0.0%
#*   Maxwell Technologies, Inc.                                               40,563                472,965                  0.0%
     Mentor Graphics Corp.                                                   128,718              2,727,534                  0.1%
*    Mercury Systems, Inc.                                                    46,887                655,480                  0.0%
#    Mesa Laboratories, Inc.                                                   2,992                228,499                  0.0%
     Methode Electronics, Inc.                                                42,014              1,654,511                  0.1%
     Micrel, Inc.                                                             58,395                708,915                  0.0%
#    Microchip Technology, Inc.                                               12,600                543,186                  0.0%
*    Micron Technology, Inc.                                                 569,578             18,847,336                  0.6%
*    Microsemi Corp.                                                          91,858              2,394,738                  0.1%
     MKS Instruments, Inc.                                                    75,273              2,739,937                  0.1%
     MOCON, Inc.                                                               7,200                111,096                  0.0%
#*   ModusLink Global Solutions, Inc.                                         41,970                146,895                  0.0%
#*   MoneyGram International, Inc.                                             3,779                 32,499                  0.0%
     Monolithic Power Systems, Inc.                                           31,902              1,409,749                  0.1%
#    Monotype Imaging Holdings, Inc.                                          34,236                979,492                  0.0%
*    Monster Worldwide, Inc.                                                 123,526                476,810                  0.0%
#*   MoSys, Inc.                                                              34,527                 92,878                  0.0%
     Motorola Solutions, Inc.                                                 14,945                963,952                  0.0%
*    Move, Inc.                                                               21,403                448,393                  0.0%
#    MTS Systems Corp.                                                        11,683                771,195                  0.0%
#*   Multi-Fineline Electronix, Inc.                                          22,775                231,166                  0.0%
#*   Nanometrics, Inc.                                                        29,600                400,784                  0.0%
*    NAPCO Security Technologies, Inc.                                        11,790                 50,461                  0.0%
     National Instruments Corp.                                               11,250                356,400                  0.0%
*    NCI, Inc. Class A                                                         7,471                 76,055                  0.0%
*    NCR Corp.                                                                66,038              1,827,271                  0.1%
*    NeoPhotonics Corp.                                                        3,057                  9,905                  0.0%
     NetApp, Inc.                                                             32,022              1,370,542                  0.1%
*    NETGEAR, Inc.                                                            49,314              1,678,649                  0.1%
*    Netlist, Inc.                                                            10,407                  9,497                  0.0%
#*   Netscout Systems, Inc.                                                   26,955                993,561                  0.0%
#*   NetSuite, Inc.                                                            2,884                313,375                  0.0%
#*   NeuStar, Inc. Class A                                                     7,297                192,714                  0.0%
*    Newport Corp.                                                            53,527                957,598                  0.0%
     NIC, Inc.                                                                22,920                422,416                  0.0%
#*   Novatel Wireless, Inc.                                                   39,494                112,558                  0.0%
#*   Nuance Communications, Inc.                                             138,720              2,140,450                  0.1%
#*   Numerex Corp. Class A                                                     5,996                 78,188                  0.0%
     NVIDIA Corp.                                                             47,746                932,957                  0.0%
#*   Oclaro, Inc.                                                             74,291                116,637                  0.0%
*    OmniVision Technologies, Inc.                                            64,775              1,734,674                  0.1%
*    ON Semiconductor Corp.                                                  121,520              1,007,401                  0.0%
#*   Onvia, Inc.                                                                 700                  3,052                  0.0%
     Oplink Communications, Inc.                                              29,173                608,257                  0.0%
     Optical Cable Corp.                                                       6,626                 30,745                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
     Oracle Corp.                                                             96,774   $          3,779,025                  0.1%
*    OSI Systems, Inc.                                                        15,752              1,116,502                  0.0%
*    Pandora Media, Inc.                                                       1,300                 25,064                  0.0%
*    PAR Technology Corp.                                                     12,088                 62,120                  0.0%
#    Park Electrochemical Corp.                                               22,637                584,035                  0.0%
#*   Parkervision, Inc.                                                        2,838                  3,718                  0.0%
     PC Connection, Inc.                                                      28,622                682,635                  0.0%
     PC-Tel, Inc.                                                             23,419                180,326                  0.0%
*    PCM, Inc.                                                                14,990                144,803                  0.0%
*    PDF Solutions, Inc.                                                      21,746                282,046                  0.0%
     Pegasystems, Inc.                                                        18,502                400,938                  0.0%
     Perceptron, Inc.                                                          9,285                 93,500                  0.0%
*    Peregrine Semiconductor Corp.                                             4,177                 51,920                  0.0%
*    Perficient, Inc.                                                         34,541                572,690                  0.0%
*    Pericom Semiconductor Corp.                                              26,855                293,525                  0.0%
#*   Photronics, Inc.                                                         69,600                625,704                  0.0%
*    Planar Systems, Inc.                                                     24,955                 90,337                  0.0%
     Plantronics, Inc.                                                        28,749              1,491,211                  0.1%
*    Plexus Corp.                                                             39,114              1,617,364                  0.1%
*    PMC-Sierra, Inc.                                                        217,500              1,694,325                  0.1%
*    Polycom, Inc.                                                           117,441              1,536,128                  0.1%
     Power Integrations, Inc.                                                 14,548                732,637                  0.0%
#*   PRGX Global, Inc.                                                        28,843                152,579                  0.0%
#*   Procera Networks, Inc.                                                   23,415                175,378                  0.0%
*    Progress Software Corp.                                                  45,735              1,184,536                  0.0%
*    PTC, Inc.                                                                13,187                503,084                  0.0%
     QAD, Inc. Class A                                                         8,223                176,877                  0.0%
     QAD, Inc. Class B                                                         2,342                 43,327                  0.0%
*    QLogic Corp.                                                             99,091              1,170,265                  0.0%
     QUALCOMM, Inc.                                                           45,397              3,564,118                  0.1%
*    Qualstar Corp.                                                            6,493                  7,986                  0.0%
#*   Quantum Corp.                                                            51,697                 66,172                  0.0%
#*   QuinStreet, Inc.                                                          2,000                  8,100                  0.0%
*    Qumu Corp.                                                               10,312                154,268                  0.0%
#*   Rackspace Hosting, Inc.                                                  13,033                499,946                  0.0%
*    Radisys Corp.                                                            33,213                 83,032                  0.0%
#*   Rambus, Inc.                                                             64,753                741,422                  0.0%
*    RealNetworks, Inc.                                                       74,977                517,341                  0.0%
*    Red Hat, Inc.                                                             6,300                371,196                  0.0%
#    Reis, Inc.                                                               11,179                261,589                  0.0%
#*   Relm Wireless Corp.                                                       7,900                 43,845                  0.0%
#*   Remark Media, Inc.                                                          844                  4,085                  0.0%
     RF Industries, Ltd.                                                       7,730                 35,171                  0.0%
#*   RF Micro Devices, Inc.                                                  250,701              3,261,620                  0.1%
     Richardson Electronics, Ltd.                                             15,984                160,000                  0.0%
#*   Rightside Group, Ltd.                                                     4,858                 46,005                  0.0%
*    Riverbed Technology, Inc.                                                14,550                276,304                  0.0%
#*   Rofin-Sinar Technologies, Inc.                                           35,996                805,950                  0.0%
*    Rogers Corp.                                                             16,423              1,122,840                  0.0%
#*   Rosetta Stone, Inc.                                                      23,564                225,507                  0.0%
*    Rovi Corp.                                                               83,484              1,743,146                  0.1%
#*   Rubicon Technology, Inc.                                                 18,870                 83,594                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
*    Rudolph Technologies, Inc.                                               43,348   $            380,595                  0.0%
*    Saba Software, Inc.                                                      13,285                178,019                  0.0%
     SanDisk Corp.                                                            34,190              3,218,647                  0.1%
#*   Sanmina Corp.                                                           112,692              2,825,188                  0.1%
*    Sapient Corp.                                                           108,321              1,876,120                  0.1%
*    ScanSource, Inc.                                                         33,220              1,268,340                  0.1%
     Science Applications International Corp.                                 17,783                869,767                  0.0%
#*   Seachange International, Inc.                                            38,662                261,355                  0.0%
#    Seagate Technology P.L.C.                                                23,709              1,489,636                  0.1%
*    Selectica, Inc.                                                             628                  3,727                  0.0%
*    Semtech Corp.                                                            41,469              1,052,483                  0.0%
#*   ServiceSource International, Inc.                                         3,531                 13,488                  0.0%
#*   Sevcon, Inc.                                                              1,971                 14,999                  0.0%
*    ShoreTel, Inc.                                                           50,584                409,225                  0.0%
#*   Shutterstock, Inc.                                                        6,356                494,243                  0.0%
*    Sigma Designs, Inc.                                                      47,276                188,631                  0.0%
#*   Silicon Graphics International Corp.                                     14,772                128,221                  0.0%
*    Silicon Image, Inc.                                                      80,653                432,300                  0.0%
*    Silicon Laboratories, Inc.                                               20,030                913,168                  0.0%
     Skyworks Solutions, Inc.                                                 27,122              1,579,585                  0.1%
#*   Smith Micro Software, Inc.                                               25,090                 24,588                  0.0%
*    SMTC Corp.                                                                4,872                  8,575                  0.0%
*    SolarWinds, Inc.                                                          8,282                393,809                  0.0%
     Solera Holdings, Inc.                                                     6,600                342,870                  0.0%
#*   Sonus Networks, Inc.                                                    106,991                371,259                  0.0%
#*   Spansion, Inc. Class A                                                   62,265              1,281,414                  0.1%
#*   Speed Commerce, Inc.                                                     27,494                 81,657                  0.0%
*    SS&C Technologies Holdings, Inc.                                         42,332              2,045,482                  0.1%
*    Stamps.com, Inc.                                                         18,633                687,558                  0.0%
*    StarTek, Inc.                                                            15,566                117,056                  0.0%
#*   Stratasys, Ltd.                                                          14,377              1,730,416                  0.1%
#*   SunEdison, Inc.                                                         159,872              3,119,103                  0.1%
#*   SunPower Corp.                                                          119,789              3,814,082                  0.1%
*    Super Micro Computer, Inc.                                               48,163              1,539,289                  0.1%
*    support.com, Inc.                                                        54,173                115,388                  0.0%
*    Sykes Enterprises, Inc.                                                  61,077              1,315,599                  0.1%
     Symantec Corp.                                                           77,843              1,932,063                  0.1%
*    Synaptics, Inc.                                                          21,683              1,483,768                  0.1%
#*   Synchronoss Technologies, Inc.                                           21,969              1,135,138                  0.0%
#    SYNNEX Corp.                                                             55,957              3,871,105                  0.1%
*    Synopsys, Inc.                                                           18,273                748,828                  0.0%
*    Syntel, Inc.                                                              4,100                355,101                  0.0%
#*   Take-Two Interactive Software, Inc.                                     168,208              4,449,102                  0.1%
     TE Connectivity, Ltd.                                                    29,720              1,816,784                  0.1%
*    Tech Data Corp.                                                          65,777              3,928,202                  0.1%
#*   TechTarget, Inc.                                                          4,884                 46,593                  0.0%
*    TeleCommunication Systems, Inc. Class A                                  66,950                192,816                  0.0%
#*   Telenav, Inc.                                                            56,453                407,591                  0.0%
*    TeleTech Holdings, Inc.                                                  37,550                969,165                  0.0%
     Teradyne, Inc.                                                          102,504              1,886,074                  0.1%
#    Tessco Technologies, Inc.                                                10,869                345,091                  0.0%
     Tessera Technologies, Inc.                                               58,211              1,769,032                  0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
     TheStreet, Inc.                                                          31,182   $             71,407                  0.0%
*    TIBCO Software, Inc.                                                     10,754                251,321                  0.0%
#*   TiVo, Inc.                                                               34,277                447,315                  0.0%
     Total System Services, Inc.                                              40,368              1,364,035                  0.1%
#    Transact Technologies, Inc.                                               7,182                 41,153                  0.0%
*    Trimble Navigation, Ltd.                                                 14,440                387,858                  0.0%
*    Trio Tech International                                                   2,616                 10,072                  0.0%
*    TriQuint Semiconductor, Inc.                                            184,523              3,991,232                  0.1%
*    TSR, Inc.                                                                   722                  2,368                  0.0%
#*   TTM Technologies, Inc.                                                  120,290                831,204                  0.0%
*    Tyler Technologies, Inc.                                                  8,902                996,312                  0.0%
#*   Ultimate Software Group, Inc. (The)                                       2,149                323,446                  0.0%
*    Ultra Clean Holdings, Inc.                                               25,665                225,339                  0.0%
#*   Ultratech, Inc.                                                          33,727                645,197                  0.0%
*    Unisys Corp.                                                             11,891                304,885                  0.0%
     United Online, Inc.                                                      15,283                171,475                  0.0%
*    Universal Security Instruments, Inc.                                      1,213                  7,521                  0.0%
#*   Unwired Planet, Inc.                                                     66,037                102,357                  0.0%
#*   USA Technologies, Inc.                                                    1,583                  2,754                  0.0%
*    UTStarcom Holdings Corp.                                                 13,432                 33,849                  0.0%
*    Vantiv, Inc. Class A                                                      9,606                297,018                  0.0%
#*   Veeco Instruments, Inc.                                                  46,639              1,678,538                  0.1%
*    VeriFone Systems, Inc.                                                   25,658                956,017                  0.0%
*    Verint Systems, Inc.                                                     17,396              1,000,096                  0.0%
#*   VeriSign, Inc.                                                            7,900                472,104                  0.0%
#*   ViaSat, Inc.                                                             24,715              1,548,148                  0.1%
*    Viasystems Group, Inc.                                                   17,945                284,787                  0.0%
     Vicon Industries, Inc.                                                    1,600                  2,544                  0.0%
*    Video Display Corp.                                                       6,495                 19,160                  0.0%
*    Virtusa Corp.                                                            20,744                850,089                  0.0%
     Visa, Inc. Class A                                                       29,003              7,002,194                  0.2%
#    Vishay Intertechnology, Inc.                                            169,836              2,294,484                  0.1%
#*   Vishay Precision Group, Inc.                                             17,886                303,883                  0.0%
#*   VistaPrint NV                                                             7,396                494,497                  0.0%
#*   Vringo, Inc.                                                                900                    927                  0.0%
#    Wayside Technology Group, Inc.                                            4,672                 80,826                  0.0%
*    Web.com Group, Inc.                                                      29,853                612,882                  0.0%
#*   WebMD Health Corp.                                                        5,912                252,324                  0.0%
*    Westell Technologies, Inc. Class A                                       54,239                 72,680                  0.0%
     Western Digital Corp.                                                    48,113              4,732,876                  0.2%
*    WEX, Inc.                                                                15,860              1,801,062                  0.1%
*    Xcerra Corp.                                                             54,157                459,793                  0.0%
     Xerox Corp.                                                             731,469              9,713,908                  0.3%
     Xilinx, Inc.                                                             17,283                768,748                  0.0%
*    XO Group, Inc.                                                           34,724                442,037                  0.0%
*    Yahoo!, Inc.                                                             29,413              1,354,469                  0.1%
*    Zebra Technologies Corp. Class A                                         18,164              1,339,595                  0.1%
#*   Zix Corp.                                                                38,049                125,562                  0.0%
#*   Zynga, Inc. Class A                                                     243,950                622,072                  0.0%
                                                                                       --------------------   ------------------
Total Information Technology                                                                    482,959,261                 13.8%
                                                                                       --------------------   ------------------

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Materials -- (5.3%)
#    A Schulman, Inc.                                                         33,647   $          1,191,440                  0.0%
#*   AEP Industries, Inc.                                                      5,594                257,268                  0.0%
     Air Products & Chemicals, Inc.                                            6,000                807,960                  0.0%
     Airgas, Inc.                                                              7,620                849,935                  0.0%
#    Albemarle Corp.                                                          22,844              1,333,633                  0.1%
     Alcoa, Inc.                                                             555,703              9,313,582                  0.3%
     Allegheny Technologies, Inc.                                            102,088              3,353,591                  0.1%
#*   Allied Nevada Gold Corp.                                                  2,500                  3,475                  0.0%
#*   AM Castle & Co.                                                          25,873                190,167                  0.0%
*    American Biltrite, Inc.                                                      22                  9,790                  0.0%
#    American Vanguard Corp.                                                  28,100                324,274                  0.0%
     Ampco-Pittsburgh Corp.                                                   11,203                244,113                  0.0%
     Aptargroup, Inc.                                                         22,226              1,383,346                  0.1%
     Ashland, Inc.                                                            39,034              4,218,404                  0.1%
     Avery Dennison Corp.                                                     24,141              1,131,006                  0.0%
     Axiall Corp.                                                             81,673              3,291,422                  0.1%
#    Balchem Corp.                                                             9,282                600,545                  0.0%
     Ball Corp.                                                               12,700                818,261                  0.0%
     Bemis Co., Inc.                                                          49,227              1,893,763                  0.1%
*    Berry Plastics Group, Inc.                                               15,553                404,689                  0.0%
*    Boise Cascade Co.                                                         6,734                242,828                  0.0%
     Cabot Corp.                                                              61,093              2,836,548                  0.1%
*    Calgon Carbon Corp.                                                      39,203                824,439                  0.0%
     Carpenter Technology Corp.                                               32,342              1,618,717                  0.1%
     Celanese Corp. Series A                                                  17,767              1,043,456                  0.0%
*    Century Aluminum Co.                                                    125,243              3,667,115                  0.1%
     CF Industries Holdings, Inc.                                             11,312              2,941,120                  0.1%
#    Chase Corp.                                                               8,818                316,302                  0.0%
#*   Chemtura Corp.                                                          112,467              2,619,356                  0.1%
*    Clearwater Paper Corp.                                                   22,678              1,459,329                  0.1%
#    Cliffs Natural Resources, Inc.                                          139,862              1,570,650                  0.1%
#*   Codexis, Inc.                                                            15,600                 39,936                  0.0%
#*   Coeur Mining, Inc.                                                      100,299                371,106                  0.0%
     Commercial Metals Co.                                                   195,487              3,379,970                  0.1%
     Compass Minerals International, Inc.                                      7,797                668,047                  0.0%
*    Contango ORE, Inc.                                                        1,008                  7,812                  0.0%
*    Continental Materials Corp.                                                  73                  1,182                  0.0%
*    Core Molding Technologies, Inc.                                           8,483                112,824                  0.0%
*    Crown Holdings, Inc.                                                      6,500                311,545                  0.0%
     Cytec Industries, Inc.                                                   89,328              4,165,365                  0.1%
#    Deltic Timber Corp.                                                       7,904                514,471                  0.0%
     Domtar Corp.                                                             77,364              3,177,339                  0.1%
     Dow Chemical Co. (The)                                                   89,475              4,420,065                  0.1%
     Eagle Materials, Inc.                                                    35,734              3,124,224                  0.1%
     Eastman Chemical Co.                                                     23,087              1,864,968                  0.1%
     Ecolab, Inc.                                                              9,795              1,089,498                  0.0%
     EI du Pont de Nemours & Co.                                              24,100              1,666,515                  0.1%
*    Ferro Corp.                                                             105,984              1,390,510                  0.1%
#*   Flotek Industries, Inc.                                                  21,014                465,670                  0.0%
     FMC Corp.                                                                10,200                584,970                  0.0%
     Freeport-McMoRan, Inc.                                                  230,243              6,561,926                  0.2%
     Friedman Industries, Inc.                                                10,403                 79,479                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Materials -- (Continued)
     FutureFuel Corp.                                                         53,069   $            706,879                  0.0%
#*   General Moly, Inc.                                                       85,417                 56,375                  0.0%
     Globe Specialty Metals, Inc.                                             25,025                470,720                  0.0%
*    Graphic Packaging Holding Co.                                           340,196              4,126,578                  0.1%
     Greif, Inc. Class A                                                      21,652                953,987                  0.0%
     Greif, Inc. Class B                                                       8,346                419,136                  0.0%
#    Hawkins, Inc.                                                            10,541                405,934                  0.0%
#    Haynes International, Inc.                                               16,424                763,552                  0.0%
     HB Fuller Co.                                                            45,056              1,891,000                  0.1%
*    Headwaters, Inc.                                                         58,852                747,420                  0.0%
#    Hecla Mining Co.                                                        333,319                726,635                  0.0%
#*   Horsehead Holding Corp.                                                  63,431                996,501                  0.0%
     Huntsman Corp.                                                          140,029              3,416,708                  0.1%
     Innophos Holdings, Inc.                                                  20,709              1,180,413                  0.0%
     Innospec, Inc.                                                           20,047                809,297                  0.0%
     International Flavors & Fragrances, Inc.                                  1,827                181,147                  0.0%
     International Paper Co.                                                  67,274              3,405,410                  0.1%
#*   Intrepid Potash, Inc.                                                    27,179                365,558                  0.0%
#    Kaiser Aluminum Corp.                                                    21,204              1,474,738                  0.1%
*    KapStone Paper and Packaging Corp.                                      108,058              3,323,864                  0.1%
     KMG Chemicals, Inc.                                                      12,211                216,135                  0.0%
     Koppers Holdings, Inc.                                                   14,697                580,238                  0.0%
*    Kraton Performance Polymers, Inc.                                        40,603                726,388                  0.0%
#    Kronos Worldwide, Inc.                                                   28,247                379,640                  0.0%
*    Landec Corp.                                                             39,561                498,073                  0.0%
#*   Louisiana-Pacific Corp.                                                 160,213              2,339,110                  0.1%
*    LSB Industries, Inc.                                                     25,678                963,695                  0.0%
     LyondellBasell Industries NV Class A                                     11,014              1,009,213                  0.0%
#    Martin Marietta Materials, Inc.                                           5,844                683,280                  0.0%
#    Materion Corp.                                                           32,148              1,268,239                  0.0%
#*   McEwen Mining, Inc.                                                     189,521                235,006                  0.0%
     MeadWestvaco Corp.                                                       99,011              4,373,316                  0.1%
*    Mercer International, Inc.                                               63,379                797,308                  0.0%
     Minerals Technologies, Inc.                                              36,350              2,788,409                  0.1%
#*   Mines Management, Inc.                                                    9,985                  5,192                  0.0%
     Mosaic Co. (The)                                                         88,781              3,933,886                  0.1%
#    Myers Industries, Inc.                                                   50,234                750,496                  0.0%
     Neenah Paper, Inc.                                                       17,305              1,055,778                  0.0%
#    NewMarket Corp.                                                           1,500                582,015                  0.0%
     Newmont Mining Corp.                                                    194,708              3,652,722                  0.1%
     Noranda Aluminum Holding Corp.                                           80,875                356,659                  0.0%
*    Northern Technologies International Corp.                                 3,755                 70,294                  0.0%
     Nucor Corp.                                                              30,101              1,627,260                  0.1%
#    Olin Corp.                                                              118,194              2,865,023                  0.1%
#    Olympic Steel, Inc.                                                      12,310                247,677                  0.0%
     OM Group, Inc.                                                           36,502                950,147                  0.0%
#*   OMNOVA Solutions, Inc.                                                   51,430                361,553                  0.0%
*    Owens-Illinois, Inc.                                                     50,757              1,308,008                  0.0%
     Packaging Corp. of America                                               18,728              1,349,914                  0.1%
*    Penford Corp.                                                            11,940                225,069                  0.0%
     PH Glatfelter Co.                                                        47,126              1,188,989                  0.0%
     PolyOne Corp.                                                            58,142              2,151,835                  0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Materials -- (Continued)
            PPG Industries, Inc.                                               3,826   $            779,318                  0.0%
            Quaker Chemical Corp.                                             13,900              1,140,912                  0.0%
            Reliance Steel & Aluminum Co.                                     82,935              5,596,454                  0.2%
#*          Rentech, Inc.                                                    182,957                290,902                  0.0%
*           Resolute Forest Products, Inc.                                    25,207                467,842                  0.0%
            Rock-Tenn Co. Class A                                             95,588              4,889,326                  0.2%
            Rockwood Holdings, Inc.                                           35,031              2,694,234                  0.1%
#           Royal Gold, Inc.                                                  23,686              1,353,655                  0.1%
            RPM International, Inc.                                           22,356              1,012,727                  0.0%
*           RTI International Metals, Inc.                                    33,542                789,914                  0.0%
#           Schnitzer Steel Industries, Inc. Class A                          48,796              1,149,146                  0.0%
            Schweitzer-Mauduit International, Inc.                            31,776              1,368,275                  0.1%
            Scotts Miracle-Gro Co. (The) Class A                               5,967                353,485                  0.0%
            Sealed Air Corp.                                                  36,593              1,326,496                  0.0%
#*          Senomyx, Inc.                                                     18,977                150,298                  0.0%
            Sensient Technologies Corp.                                       49,181              2,910,532                  0.1%
            Sherwin-Williams Co. (The)                                         1,508                346,176                  0.0%
            Sigma-Aldrich Corp.                                                6,719                913,179                  0.0%
            Silgan Holdings, Inc.                                             13,206                649,207                  0.0%
            Sonoco Products Co.                                               42,184              1,724,060                  0.1%
            Steel Dynamics, Inc.                                             215,289              4,953,800                  0.2%
            Stepan Co.                                                        14,000                619,920                  0.0%
#*          Stillwater Mining Co.                                            135,749              1,782,384                  0.1%
*           SunCoke Energy, Inc.                                              94,807              2,265,887                  0.1%
            Synalloy Corp.                                                     8,022                129,555                  0.0%
            TimkenSteel Corp.                                                  9,988                405,313                  0.0%
*           Trecora Resources                                                 18,097                237,976                  0.0%
            Tredegar Corp.                                                    22,267                423,518                  0.0%
            Tronox, Ltd. Class A                                              28,877                698,246                  0.0%
            United States Lime & Minerals, Inc.                                5,495                385,254                  0.0%
#           United States Steel Corp.                                        141,607              5,669,944                  0.2%
#*          Universal Stainless & Alloy Products, Inc.                         8,514                218,895                  0.0%
#           US Silica Holdings, Inc.                                           6,993                313,986                  0.0%
#           Valhi, Inc.                                                       17,490                103,541                  0.0%
            Valspar Corp. (The)                                               18,693              1,535,817                  0.1%
#*          Verso Paper Corp.                                                  1,365                  3,959                  0.0%
            Vulcan Materials Co.                                              28,864              1,781,197                  0.1%
#           Walter Energy, Inc.                                               61,308                147,752                  0.0%
#           Wausau Paper Corp.                                                55,527                549,162                  0.0%
#           Westlake Chemical Corp.                                           93,376              6,587,677                  0.2%
            Worthington Industries, Inc.                                      59,393              2,295,539                  0.1%
*           WR Grace & Co.                                                     7,182                679,417                  0.0%
            Zep, Inc.                                                         24,727                397,116                  0.0%
                                                                                       --------------------   ------------------
Total Materials                                                                                 212,812,358                  6.1%
                                                                                       --------------------   ------------------
Other -- (0.0%)
(Degree)*   Brooklyn Federal Bancorp, Inc. Escrow Shares                       6,039                     --                  0.0%
(Degree)*   FRD Acquisition Co. Escrow Shares                                 14,091                     --                  0.0%
(Degree)*   Gerber Scientific, Inc. Escrow Shares                             24,204                     --                  0.0%
(Degree)*   Softbrands, Inc. Escrow Shares                                     5,800                     --                  0.0%
                                                                                       --------------------   ------------------
Total Other                                                                                              --                  0.0%
                                                                                       --------------------   ------------------

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Real Estate Investment Trusts -- (0.0%)
*    CareTrust REIT, Inc.                                                     21,332   $            331,286                  0.0%
                                                                                       --------------------   ------------------
Telecommunication Services -- (2.4%)
#*   Alaska Communications Systems Group, Inc.                                 5,797                  7,826                  0.0%
#*   Alteva                                                                    5,727                 40,662                  0.0%
     AT&T, Inc.                                                            1,356,088             47,246,106                  1.4%
     Atlantic Tele-Network, Inc.                                              16,863              1,133,025                  0.1%
#*   Boingo Wireless, Inc.                                                     5,989                 41,983                  0.0%
     CenturyLink, Inc.                                                       120,422              4,995,104                  0.2%
#*   Cincinnati Bell, Inc.                                                   119,766                439,541                  0.0%
     Cogent Communications Holdings, Inc.                                     16,498                559,942                  0.0%
#    Consolidated Communications Holdings, Inc.                               52,561              1,361,330                  0.1%
#    Frontier Communications Corp.                                         1,416,600              9,264,564                  0.3%
*    General Communication, Inc. Class A                                      62,176                729,324                  0.0%
#*   Hawaiian Telcom Holdco, Inc.                                              2,120                 57,028                  0.0%
*    HC2 Holdings, Inc.                                                        3,645                 19,318                  0.0%
     IDT Corp. Class B                                                        25,636                422,481                  0.0%
     Inteliquent, Inc.                                                        61,946              1,042,551                  0.0%
#*   Intelsat SA                                                               7,497                145,892                  0.0%
#*   Iridium Communications, Inc.                                             78,908                749,626                  0.0%
#*   Level 3 Communications, Inc.                                             11,404                534,962                  0.0%
     Lumos Networks Corp.                                                     19,200                330,240                  0.0%
#    NTELOS Holdings Corp.                                                    10,981                110,688                  0.0%
*    ORBCOMM, Inc.                                                            63,383                400,581                  0.0%
*    Premiere Global Services, Inc.                                           68,015                712,117                  0.0%
*    SBA Communications Corp. Class A                                          3,000                336,990                  0.0%
#    Shenandoah Telecommunications Co.                                        28,659                848,020                  0.0%
     Spok Holdings, Inc.                                                      27,937                453,697                  0.0%
#*   Sprint Corp.                                                            101,857                604,012                  0.0%
*    Straight Path Communications, Inc. Class B                                9,503                205,265                  0.0%
*    T-Mobile US, Inc.                                                        31,130                908,685                  0.0%
     Telephone & Data Systems, Inc.                                          124,784              3,199,462                  0.1%
*    tw telecom, Inc.                                                          6,182                264,466                  0.0%
*    United States Cellular Corp.                                             27,886              1,015,608                  0.0%
     Verizon Communications, Inc.                                            259,639             13,046,860                  0.4%
*    Vonage Holdings Corp.                                                   263,850                918,198                  0.0%
     Windstream Holdings, Inc.                                               296,547              3,107,812                  0.1%
                                                                                       --------------------   ------------------
Total Telecommunication Services                                                                 95,253,966                  2.7%
                                                                                       --------------------   ------------------
Utilities -- (1.1%)
     AES Corp.                                                               113,299              1,594,117                  0.1%
     AGL Resources, Inc.                                                      10,844                584,600                  0.0%
     ALLETE, Inc.                                                             16,856                880,557                  0.0%
     Alliant Energy Corp.                                                         53                  3,281                  0.0%
     American States Water Co.                                                13,253                474,192                  0.0%
     Aqua America, Inc.                                                       15,408                403,690                  0.0%
#    Artesian Resources Corp. Class A                                          2,239                 49,863                  0.0%
     Atmos Energy Corp.                                                        8,788                465,764                  0.0%
#    Avista Corp.                                                             22,079                782,701                  0.0%
     Black Hills Corp.                                                        16,964                928,440                  0.1%
#*   Cadiz, Inc.                                                               2,750                 27,390                  0.0%
     California Water Service Group                                           16,650                433,399                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Utilities -- (Continued)
*    Calpine Corp.                                                            62,871   $          1,434,716                  0.1%
#    Chesapeake Utilities Corp.                                                7,818                378,626                  0.0%
     Cleco Corp.                                                               7,349                395,082                  0.0%
     CMS Energy Corp.                                                         17,300                565,191                  0.0%
#    Connecticut Water Service, Inc.                                           5,049                187,671                  0.0%
#    Consolidated Water Co., Ltd.                                             17,333                207,823                  0.0%
     Delta Natural Gas Co., Inc.                                               1,858                 38,498                  0.0%
*    Dynegy, Inc.                                                             79,799              2,433,869                  0.1%
     El Paso Electric Co.                                                     14,715                556,816                  0.0%
     Empire District Electric Co. (The)                                       14,320                407,261                  0.0%
     Gas Natural, Inc.                                                         3,260                 37,001                  0.0%
#*   Genie Energy, Ltd. Class B                                               22,104                160,254                  0.0%
#    Great Plains Energy, Inc.                                                24,561                661,428                  0.0%
#    Hawaiian Electric Industries, Inc.                                       23,207                653,509                  0.0%
     IDACORP, Inc.                                                            19,560              1,236,779                  0.1%
     Integrys Energy Group, Inc.                                               7,049                512,321                  0.0%
     ITC Holdings Corp.                                                       14,352                568,483                  0.0%
#    Laclede Group, Inc. (The)                                                12,221                620,460                  0.0%
     MDU Resources Group, Inc.                                                 6,672                188,017                  0.0%
#    MGE Energy, Inc.                                                         10,134                450,659                  0.0%
#    Middlesex Water Co.                                                       8,885                200,357                  0.0%
#    National Fuel Gas Co.                                                     2,800                193,844                  0.0%
#    New Jersey Resources Corp.                                               14,953                874,451                  0.0%
#    Northeast Utilities                                                      15,733                776,424                  0.0%
#    Northwest Natural Gas Co.                                                 6,831                320,579                  0.0%
     NorthWestern Corp.                                                       15,687                828,901                  0.0%
     NRG Energy, Inc.                                                        150,120              4,500,598                  0.2%
     OGE Energy Corp.                                                         10,600                395,274                  0.0%
#    ONE Gas, Inc.                                                            17,131                650,121                  0.0%
#    Ormat Technologies, Inc.                                                 39,085              1,131,511                  0.1%
#    Otter Tail Corp.                                                          9,700                300,700                  0.0%
     Pepco Holdings, Inc.                                                      1,371                 37,483                  0.0%
     Piedmont Natural Gas Co., Inc.                                            9,001                342,128                  0.0%
     Pinnacle West Capital Corp.                                               7,400                454,878                  0.0%
#    PNM Resources, Inc.                                                      29,970                864,634                  0.0%
#    Portland General Electric Co.                                            27,198                990,279                  0.1%
     Questar Corp.                                                            32,130                774,654                  0.0%
     RGC Resources, Inc.                                                         400                  8,096                  0.0%
#    SJW Corp.                                                                18,956                605,834                  0.0%
     South Jersey Industries, Inc.                                            11,358                666,033                  0.0%
     Southwest Gas Corp.                                                      17,466              1,014,600                  0.1%
     TECO Energy, Inc.                                                        20,582                403,613                  0.0%
     UGI Corp.                                                               220,072              8,294,514                  0.3%
     UIL Holdings Corp.                                                       17,018                700,121                  0.0%
     Unitil Corp.                                                              7,713                268,721                  0.0%
     Vectren Corp.                                                            12,520                562,774                  0.0%
#    Westar Energy, Inc.                                                      13,346                504,612                  0.0%
#    WGL Holdings, Inc.                                                       17,896                841,112                  0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                         SHARES                 VALUE+            OF NET ASSETS**
                                                                  --------------------   --------------------   -------------------
Utilities -- (Continued)
#    York Water Co.                                                              4,729   $            103,943                  0.0%
                                                                                         --------------------   ------------------
Total Utilities                                                                                    45,933,247                  1.3%
                                                                                         --------------------   ------------------
TOTAL COMMON STOCKS                                                                             3,483,638,792                 99.5%
                                                                                         --------------------   ------------------
RIGHTS/WARRANTS -- (0.0%)
(Degree)*   Capital Bank Corp. Contingent Value Rights                           2,758                     --                  0.0%
(Degree)*   Community Health Systems, Inc. Rights 01/04/16                      21,176                    633                  0.0%
(Degree)*   Leap Wireless International, Inc. Contingent
            Value Rights                                                        39,583                 99,749                  0.0%
(Degree)*   LGL Group, Inc. (The) Warrants 08/06/18                              6,500                    130                  0.0%
(Degree)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                     15,504                     --                  0.0%
(Degree)#*  PhotoMedex, Inc. Contingent Value Warrants 12/13/14                    339                     --                  0.0%
(Degree)#*  Sears Holdings Corp. Rights 11/07/14                                40,701                    977                  0.0%
(Degree)*   Tejon Ranch Co. Warrants 08/31/16                                    2,579                  5,416                  0.0%
                                                                                         --------------------   ------------------
TOTAL RIGHTS/WARRANTS                                                                                 106,905                  0.0%
                                                                                         --------------------   ------------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
            State Street Institutional Liquid Reserves, 0.077%              24,721,165             24,721,165                  0.7%
                                                                                         --------------------   ------------------
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@   DFA Short Term Investment Fund                                       44,982,839            520,451,452                 14.9%
                                                                                         --------------------   ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,903,882,897)                                      $      4,028,918,314                115.1%
                                                                                         ====================   ==================

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------------------------------------------
                                                LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                                         ---------------------  --------------------   --------------------  ----------------------
Common Stocks
     Consumer Discretionary              $        488,910,404                     --                     --  $          488,910,404
     Consumer Staples                             153,512,640                     --                     --             153,512,640
     Energy                                       387,872,130                     --                     --             387,872,130
     Financials                                   817,520,648   $              8,267                     --             817,528,915
     Health Care                                  284,498,197                 81,257                     --             284,579,454
     Industrials                                  513,944,646                    485                     --             513,945,131
     Information Technology                       482,959,261                     --                     --             482,959,261
     Materials                                    212,812,358                     --                     --             212,812,358
     Other                                                 --                     --                     --                      --
     Real Estate Investment Trusts                    331,286                     --                     --                 331,286
     Telecommunication Services                    95,253,966                     --                     --              95,253,966
     Utilities                                     45,933,247                     --                     --              45,933,247
Rights/Warrants                                            --                106,905                     --                 106,905
Temporary Cash Investments                         24,721,165                     --                     --              24,721,165
Securities Lending Collateral                              --            520,451,452                     --             520,451,452
                                         ---------------------  --------------------   --------------------  ----------------------
TOTAL                                    $      3,508,269,948   $        520,648,366                     --  $        4,028,918,314
                                         =====================  ====================   ====================  ======================

                            U.S. SMALL CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
COMMON STOCKS -- (80.3%)
Consumer Discretionary -- (13.7%)
*    1-800-Flowers.com, Inc. Class A                                         193,999   $          1,557,812                  0.0%
     Aaron's, Inc.                                                           445,244             11,024,241                  0.1%
#    Abercrombie & Fitch Co. Class A                                         357,997             11,985,740                  0.1%
#*   Aeropostale, Inc.                                                       446,342              1,343,489                  0.0%
*    AG&E Holdings, Inc.                                                      33,182                 37,496                  0.0%
     AH Belo Corp. Class A                                                    96,656              1,112,511                  0.0%
*    Ambassadors Group, Inc.                                                  59,882                212,581                  0.0%
     AMCON Distributing Co.                                                    2,169                177,815                  0.0%
#*   America's Car-Mart, Inc.                                                 49,500              2,276,010                  0.0%
*    American Axle & Manufacturing Holdings, Inc.                            539,417             10,426,931                  0.1%
#    American Eagle Outfitters, Inc.                                         626,468              8,062,643                  0.1%
#*   American Public Education, Inc.                                         113,727              3,524,400                  0.1%
*    ANN, Inc.                                                               360,334             13,833,222                  0.2%
*    Apollo Education Group, Inc. Class A                                    339,044              9,717,001                  0.1%
     Arctic Cat, Inc.                                                         86,433              2,909,335                  0.0%
     Ark Restaurants Corp.                                                    17,030                375,341                  0.0%
*    Asbury Automotive Group, Inc.                                           226,135             15,838,495                  0.2%
*    Ascena Retail Group, Inc.                                                24,329                302,896                  0.0%
#*   Ascent Capital Group, Inc. Class A                                       69,671              4,479,845                  0.1%
*    Ballantyne Strong, Inc.                                                  61,400                275,686                  0.0%
*    Bally Technologies, Inc.                                                257,968             20,740,627                  0.2%
*    Barnes & Noble, Inc.                                                    419,455              9,152,508                  0.1%
     Bassett Furniture Industries, Inc.                                      149,390              2,596,398                  0.0%
     Beasley Broadcasting Group, Inc. Class A                                 68,353                321,259                  0.0%
#*   Beazer Homes USA, Inc.                                                   58,798              1,054,248                  0.0%
#    bebe stores, Inc.                                                       469,574              1,075,324                  0.0%
*    Belmond, Ltd. Class A                                                   587,157              6,728,819                  0.1%
#*   BFC Financial Corp. Class A                                              48,033                182,525                  0.0%
#    Big 5 Sporting Goods Corp.                                              143,194              1,762,718                  0.0%
     Big Lots, Inc.                                                          424,371             19,372,536                  0.2%
*    Biglari Holdings, Inc.                                                   10,414              3,636,152                  0.1%
#*   BJ's Restaurants, Inc.                                                  205,611              9,050,996                  0.1%
#*   Black Diamond, Inc.                                                      30,200                234,352                  0.0%
*    Bloomin' Brands, Inc.                                                   232,168              4,390,297                  0.1%
#*   Blue Nile, Inc.                                                          75,280              2,672,440                  0.0%
#    Blyth, Inc.                                                              86,532                726,003                  0.0%
#    Bob Evans Farms, Inc.                                                   162,253              7,926,059                  0.1%
#    Bon-Ton Stores, Inc. (The)                                              121,759              1,072,697                  0.0%
#*   Books-A-Million, Inc.                                                    45,236                 65,592                  0.0%
     Bowl America, Inc. Class A                                               10,705                155,222                  0.0%
#*   Boyd Gaming Corp.                                                       216,777              2,503,774                  0.0%
#*   Bravo Brio Restaurant Group, Inc.                                       109,916              1,524,535                  0.0%
#*   Bridgepoint Education, Inc.                                             254,484              3,216,678                  0.0%
#*   Bright Horizons Family Solutions, Inc.                                   67,410              3,003,790                  0.0%
     Brinker International, Inc.                                             379,132             20,336,640                  0.2%
     Brown Shoe Co., Inc.                                                    303,420              8,067,938                  0.1%
#    Buckle, Inc. (The)                                                      256,014             12,629,171                  0.1%
#*   Buffalo Wild Wings, Inc.                                                162,131             24,202,916                  0.3%
*    Build-A-Bear Workshop, Inc.                                             109,802              1,861,144                  0.0%
#*   Cache, Inc.                                                              24,950                 14,097                  0.0%
#*   Caesars Entertainment Corp.                                              27,968                340,930                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
#    Callaway Golf Co.                                                       515,745   $          4,043,441                  0.1%
#*   Cambium Learning Group, Inc.                                            118,479                181,273                  0.0%
*    Canterbury Park Holding Corp.                                            12,913                123,319                  0.0%
#    Capella Education Co.                                                    81,827              5,788,442                  0.1%
*    Career Education Corp.                                                  435,338              2,524,960                  0.0%
*    Carmike Cinemas, Inc.                                                   162,371              5,203,991                  0.1%
#    Carriage Services, Inc.                                                 142,127              2,836,855                  0.0%
*    Carrols Restaurant Group, Inc.                                          213,300              1,644,543                  0.0%
#    Cato Corp. (The) Class A                                                181,762              6,483,451                  0.1%
#*   Cavco Industries, Inc.                                                   44,616              3,251,168                  0.0%
#*   Central European Media Enterprises, Ltd. Class A                         66,131                160,698                  0.0%
#*   Charles & Colvard, Ltd.                                                  89,032                259,083                  0.0%
#    Cheesecake Factory, Inc. (The)                                          403,750             18,548,275                  0.2%
     Cherokee, Inc.                                                           44,881                784,520                  0.0%
     Chico's FAS, Inc.                                                     1,158,170             17,465,204                  0.2%
#    Children's Place, Inc. (The)                                            123,249              6,070,013                  0.1%
#    Choice Hotels International, Inc.                                       136,884              7,323,294                  0.1%
*    Christopher & Banks Corp.                                               223,013              1,456,275                  0.0%
     Churchill Downs, Inc.                                                   105,584             10,767,456                  0.1%
#*   Chuy's Holdings, Inc.                                                    66,039              1,975,226                  0.0%
#*   Cinedigm Corp.                                                          543,743                842,802                  0.0%
*    Citi Trends, Inc.                                                        94,281              2,135,465                  0.0%
     Clear Channel Outdoor Holdings, Inc. Class A                             19,006                137,984                  0.0%
     ClubCorp Holdings, Inc.                                                   7,353                140,148                  0.0%
*    Coast Distribution System, Inc. (The)                                    43,930                135,963                  0.0%
     Collectors Universe, Inc.                                                56,999              1,402,175                  0.0%
     Columbia Sportswear Co.                                                 323,245             12,457,862                  0.1%
#*   Conn's, Inc.                                                            244,145              7,595,351                  0.1%
     Cooper Tire & Rubber Co.                                                418,366             13,475,569                  0.2%
*    Cooper-Standard Holding, Inc.                                             1,350                 73,683                  0.0%
     Core-Mark Holding Co., Inc.                                             153,910              8,931,397                  0.1%
#    Cracker Barrel Old Country Store, Inc.                                  167,559             19,327,931                  0.2%
*    Crocs, Inc.                                                             595,331              6,953,466                  0.1%
#*   Crown Media Holdings, Inc. Class A                                       65,562                228,811                  0.0%
     CSS Industries, Inc.                                                     27,255                778,403                  0.0%
     CST Brands, Inc.                                                        532,474             20,367,130                  0.2%
     Culp, Inc.                                                               48,662                923,118                  0.0%
#*   Cumulus Media, Inc. Class A                                             986,536              3,808,029                  0.1%
#*   Daily Journal Corp.                                                         200                 36,530                  0.0%
#    Dana Holding Corp.                                                      386,003              7,897,621                  0.1%
#*   Deckers Outdoor Corp.                                                   257,054             22,481,943                  0.3%
*    Del Frisco's Restaurant Group, Inc.                                     131,838              3,061,278                  0.0%
#*   Delta Apparel, Inc.                                                      15,317                160,828                  0.0%
     Destination Maternity Corp.                                              52,398                784,922                  0.0%
#*   Destination XL Group, Inc.                                              280,623              1,470,465                  0.0%
     DeVry Education Group, Inc.                                             412,952             19,991,006                  0.2%
*    Dex Media, Inc.                                                             800                  6,232                  0.0%
*    DGSE Cos., Inc.                                                           5,479                  6,301                  0.0%
     DineEquity, Inc.                                                        138,051             12,281,017                  0.1%
#*   Dixie Group, Inc. (The)                                                 107,711                848,763                  0.0%
#*   Dorman Products, Inc.                                                   212,413              9,847,467                  0.1%
*    Dover Downs Gaming & Entertainment, Inc.                                 44,469                 33,352                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
            Dover Motorsports, Inc.                                           56,312   $            134,304                  0.0%
#*          DreamWorks Animation SKG, Inc. Class A                           148,721              3,313,504                  0.0%
            Drew Industries, Inc.                                            155,031              7,450,790                  0.1%
            DSW, Inc. Class A                                                 63,995              1,897,452                  0.0%
            Educational Development Corp.                                     15,090                 65,943                  0.0%
            Einstein Noah Restaurant Group, Inc.                             169,440              3,431,160                  0.0%
*           Eldorado Resorts, Inc.                                            44,611                183,797                  0.0%
*           ELXSI Corp.                                                        1,800                 20,925                  0.0%
            Emerson Radio Corp.                                              197,300                224,922                  0.0%
*           Emmis Communications Corp. Class A                               124,034                270,394                  0.0%
#*          Empire Resorts, Inc.                                              23,860                178,711                  0.0%
#*          Entercom Communications Corp. Class A                            115,542              1,187,772                  0.0%
#           Entravision Communications Corp. Class A                         431,012              2,224,022                  0.0%
            Escalade, Inc.                                                    40,814                466,912                  0.0%
#           Ethan Allen Interiors, Inc.                                      190,944              5,403,715                  0.1%
#*          EW Scripps Co. (The) Class A                                     286,317              5,497,286                  0.1%
*           Express, Inc.                                                    544,739              8,154,743                  0.1%
#*          Famous Dave's Of America, Inc.                                    38,546              1,004,894                  0.0%
#*          Federal-Mogul Holdings Corp.                                     230,721              3,601,555                  0.1%
#*          Fiesta Restaurant Group, Inc.                                    193,499             10,671,470                  0.1%
            Finish Line, Inc. (The) Class A                                  371,789              9,841,255                  0.1%
#*          Five Below, Inc.                                                 319,398             12,734,398                  0.2%
*           Flanigan's Enterprises, Inc.                                       5,380                107,600                  0.0%
            Flexsteel Industries, Inc.                                        31,621              1,084,916                  0.0%
*           Fox Factory Holding Corp.                                            875                 14,822                  0.0%
*           Francesca's Holdings Corp.                                         2,088                 24,868                  0.0%
#           Fred's, Inc. Class A                                             202,125              3,173,362                  0.0%
            Frisch's Restaurants, Inc.                                        20,810                534,401                  0.0%
#*          FTD Cos., Inc.                                                   127,607              4,489,214                  0.1%
#*          Fuel Systems Solutions, Inc.                                      86,650                799,779                  0.0%
*           Full House Resorts, Inc.                                          32,641                 42,107                  0.0%
#*          G-III Apparel Group, Ltd.                                        154,630             12,269,890                  0.1%
*           Gaiam, Inc. Class A                                               57,070                432,020                  0.0%
*           Gaming Partners International Corp.                                8,434                 70,761                  0.0%
#*          Geeknet, Inc.                                                     12,204                118,257                  0.0%
#*          Genesco, Inc.                                                    171,682             13,166,293                  0.2%
*           Gentherm, Inc.                                                   252,090             10,512,153                  0.1%
#*          Gordmans Stores, Inc.                                             40,554                127,745                  0.0%
*           Grand Canyon Education, Inc.                                     309,742             14,836,642                  0.2%
#*          Gray Television, Inc.                                            355,440              3,284,266                  0.0%
*           Gray Television, Inc. Class A                                     25,939                191,949                  0.0%
#           Group 1 Automotive, Inc.                                         174,166             14,879,001                  0.2%
            Guess?, Inc.                                                     474,832             10,527,025                  0.1%
#*          Hampshire Group, Ltd.                                              8,000                 19,440                  0.0%
            Harte-Hanks, Inc.                                                310,857              2,023,679                  0.0%
            Haverty Furniture Cos., Inc.                                     128,024              2,817,808                  0.0%
            Haverty Furniture Cos., Inc. Class A                               3,785                 83,194                  0.0%
*           Helen of Troy, Ltd.                                              179,336             11,091,932                  0.1%
*           Here Media, Inc.                                                  22,918                      2                  0.0%
(Degree)*   Here Media, Inc. Special Shares                                   22,918                      2                  0.0%
#*          hhgregg, Inc.                                                    155,532                805,656                  0.0%
#*          Hibbett Sports, Inc.                                             105,445              4,786,149                  0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
     Hooker Furniture Corp.                                                   51,878   $            793,215                  0.0%
#*   Hovnanian Enterprises, Inc. Class A                                      98,754                371,315                  0.0%
#    HSN, Inc.                                                               186,219             12,303,489                  0.1%
#*   Iconix Brand Group, Inc.                                                343,594             13,747,196                  0.2%
#*   Ignite Restaurant Group, Inc.                                             8,497                 58,544                  0.0%
*    Insignia Systems, Inc.                                                   15,351                 49,123                  0.0%
     International Speedway Corp. Class A                                    170,414              5,339,071                  0.1%
#    Interval Leisure Group, Inc.                                            364,461              7,668,259                  0.1%
#*   iRobot Corp.                                                            172,880              6,175,274                  0.1%
*    Isle of Capri Casinos, Inc.                                             121,810                905,048                  0.0%
#*   ITT Educational Services, Inc.                                          105,162              1,063,188                  0.0%
     Jack in the Box, Inc.                                                   308,443             21,911,791                  0.2%
*    Jaclyn, Inc.                                                              2,235                 10,784                  0.0%
#*   JAKKS Pacific, Inc.                                                      62,792                400,613                  0.0%
#*   Jamba, Inc.                                                             105,162              1,403,913                  0.0%
#*   JC Penney Co., Inc.                                                     244,117              1,857,730                  0.0%
     John Wiley & Sons, Inc. Class A                                          13,586                793,287                  0.0%
     Johnson Outdoors, Inc. Class A                                           27,333                821,357                  0.0%
*    Journal Communications, Inc. Class A                                    286,844              2,813,940                  0.0%
*    K12, Inc.                                                               161,968              2,008,403                  0.0%
#*   Kate Spade & Co.                                                        101,301              2,748,296                  0.0%
#    KB Home                                                                 693,994             10,923,466                  0.1%
#*   Kirkland's, Inc.                                                        118,393              2,107,395                  0.0%
*    Kona Grill, Inc.                                                         61,689              1,389,853                  0.0%
     Koss Corp.                                                               25,262                 35,872                  0.0%
#*   Krispy Kreme Doughnuts, Inc.                                            454,765              8,604,154                  0.1%
     La-Z-Boy, Inc.                                                          342,262              7,824,109                  0.1%
#*   Lakeland Industries, Inc.                                                22,928                323,285                  0.0%
*    Lazare Kaplan International, Inc.                                         9,600                 15,552                  0.0%
*    LeapFrog Enterprises, Inc.                                              336,668              1,791,074                  0.0%
*    Learning Tree International, Inc.                                        40,081                 99,401                  0.0%
*    Libbey, Inc.                                                            206,020              5,923,075                  0.1%
*    Liberty Media Corp. Class B                                                 522                 24,445                  0.0%
*    Liberty Tax, Inc.                                                         9,759                369,769                  0.0%
*    Liberty Ventures Series A                                                98,486              3,456,859                  0.1%
#*   Life Time Fitness, Inc.                                                 286,568             15,981,897                  0.2%
#    Lifetime Brands, Inc.                                                    64,484              1,103,321                  0.0%
*    LIN Media LLC Class A                                                    25,689                614,738                  0.0%
#    Lincoln Educational Services Corp.                                       75,737                200,703                  0.0%
     Lithia Motors, Inc. Class A                                             169,105             13,125,930                  0.2%
*    Live Nation Entertainment, Inc.                                         568,208             14,773,408                  0.2%
*    Loral Space & Communications, Inc.                                      100,366              7,677,999                  0.1%
*    Luby's, Inc.                                                            245,262              1,223,857                  0.0%
#*   Lumber Liquidators Holdings, Inc.                                        63,274              3,402,243                  0.0%
*    M/I Homes, Inc.                                                         143,930              3,100,252                  0.0%
     Marcus Corp. (The)                                                       86,567              1,482,893                  0.0%
#    Marine Products Corp.                                                   125,265              1,057,237                  0.0%
#*   MarineMax, Inc.                                                         170,161              3,261,986                  0.0%
     Marriott Vacations Worldwide Corp.                                      195,788             13,595,519                  0.2%
#*   Martha Stewart Living Omnimedia, Inc. Class A                           169,810                735,277                  0.0%
#*   Mattress Firm Holding Corp.                                               2,624                165,811                  0.0%
*    McClatchy Co. (The) Class A                                             256,576                913,411                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
     McRae Industries, Inc. Class A                                            2,500   $             76,000                  0.0%
#    MDC Holdings, Inc.                                                      333,034              8,132,690                  0.1%
#*   Media General, Inc. Class A                                             100,663              1,503,905                  0.0%
#    Men's Wearhouse, Inc. (The)                                             381,140             17,925,014                  0.2%
#    Meredith Corp.                                                          241,747             12,604,689                  0.1%
#*   Meritage Homes Corp.                                                    188,419              6,931,935                  0.1%
*    Modine Manufacturing Co.                                                306,666              3,934,525                  0.1%
*    Monarch Casino & Resort, Inc.                                            77,833              1,266,343                  0.0%
#    Monro Muffler Brake, Inc.                                               214,120             11,442,573                  0.1%
     Morningstar, Inc.                                                         3,171                216,421                  0.0%
*    Motorcar Parts of America, Inc.                                          95,939              2,786,069                  0.0%
     Movado Group, Inc.                                                      120,549              4,255,380                  0.1%
*    Multimedia Games Holding Co., Inc.                                       97,834              3,414,407                  0.0%
*    Murphy USA, Inc.                                                        228,490             13,092,477                  0.2%
#    NACCO Industries, Inc. Class A                                           33,141              1,941,068                  0.0%
#*   Nathan's Famous, Inc.                                                    20,650              1,484,322                  0.0%
     National CineMedia, Inc.                                                396,104              6,298,054                  0.1%
*    Nautilus, Inc.                                                          226,160              3,026,021                  0.0%
*    New York & Co., Inc.                                                    380,682              1,244,830                  0.0%
#    New York Times Co. (The) Class A                                        967,822             12,426,834                  0.1%
#    Nexstar Broadcasting Group, Inc. Class A                                211,914              9,561,560                  0.1%
*    Nobility Homes, Inc.                                                     13,083                143,586                  0.0%
     Nutrisystem, Inc.                                                       209,999              3,536,383                  0.1%
#*   Office Depot, Inc.                                                    3,809,109             19,883,549                  0.2%
*    Orbitz Worldwide, Inc.                                                  779,333              6,445,084                  0.1%
#*   Outerwall, Inc.                                                         159,211             10,073,280                  0.1%
#*   Overstock.com, Inc.                                                     103,482              2,392,504                  0.0%
     Oxford Industries, Inc.                                                 104,091              6,375,574                  0.1%
#*   P&F Industries, Inc. Class A                                             10,000                 79,900                  0.0%
#*   Pacific Sunwear of California, Inc.                                     226,616                344,456                  0.0%
     Papa John's International, Inc.                                         271,459             12,693,423                  0.1%
*    Penn National Gaming, Inc.                                              357,402              4,678,392                  0.1%
     Penske Automotive Group, Inc.                                           337,541             15,270,355                  0.2%
*    Pep Boys-Manny, Moe & Jack (The)                                        326,501              3,111,555                  0.0%
*    Perfumania Holdings, Inc.                                                15,984                 98,302                  0.0%
#*   Perry Ellis International, Inc.                                          77,609              1,587,104                  0.0%
#    PetMed Express, Inc.                                                     98,009              1,294,699                  0.0%
#    Pier 1 Imports, Inc.                                                    641,193              8,271,390                  0.1%
#*   Pinnacle Entertainment, Inc.                                            220,582              5,653,517                  0.1%
#*   Pizza Inn Holdings, Inc.                                                  8,932                 58,505                  0.0%
#    Pool Corp.                                                              313,938             18,742,099                  0.2%
*    Popeyes Louisiana Kitchen, Inc.                                         162,905              7,550,647                  0.1%
*    QEP Co., Inc.                                                             9,614                168,678                  0.0%
#*   Quantum Fuel Systems Technologies Worldwide, Inc.                         1,524                  6,066                  0.0%
#*   Quiksilver, Inc.                                                        582,084              1,018,647                  0.0%
#*   Radio One, Inc. Class D                                                 932,814              2,322,707                  0.0%
#*   RadioShack Corp.                                                        214,951                197,755                  0.0%
*    RCI Hospitality Holdings, Inc.                                           60,688                722,187                  0.0%
#*   ReachLocal, Inc.                                                          6,488                 29,391                  0.0%
#*   Reading International, Inc. Class A                                      22,403                223,358                  0.0%
*    Reading International, Inc. Class B                                       2,710                 29,810                  0.0%
*    Red Lion Hotels Corp.                                                   102,237                579,684                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
#*   Red Robin Gourmet Burgers, Inc.                                          98,287   $          5,402,836                  0.1%
#    Regal Entertainment Group Class A                                       632,580             14,011,647                  0.2%
     Regis Corp.                                                             339,175              5,759,191                  0.1%
#    Remy International, Inc.                                                    571                 10,552                  0.0%
#    Rent-A-Center, Inc.                                                     356,506             11,040,991                  0.1%
#*   Rentrak Corp.                                                            27,336              2,101,318                  0.0%
#*   Restoration Hardware Holdings, Inc.                                      28,868              2,318,678                  0.0%
     Rocky Brands, Inc.                                                       94,670              1,243,964                  0.0%
#*   Ruby Tuesday, Inc.                                                      375,236              2,881,812                  0.0%
     Ruth's Hospitality Group, Inc.                                          243,859              2,967,764                  0.0%
#    Ryland Group, Inc. (The)                                                270,752              9,695,629                  0.1%
#    Saga Communications, Inc. Class A                                        18,609                746,221                  0.0%
#    Salem Communications Corp. Class A                                      132,841              1,024,204                  0.0%
#    Scholastic Corp.                                                        109,412              3,808,632                  0.1%
#*   Scientific Games Corp. Class A                                          530,070              6,238,924                  0.1%
#    SeaWorld Entertainment, Inc.                                            142,843              2,748,299                  0.0%
#*   Select Comfort Corp.                                                    414,177             10,640,207                  0.1%
#*   Shiloh Industries, Inc.                                                 208,939              3,560,321                  0.1%
#    Shoe Carnival, Inc.                                                     112,698              2,073,643                  0.0%
#*   Shutterfly, Inc.                                                        265,946             11,124,521                  0.1%
#    Sinclair Broadcast Group, Inc. Class A                                  470,204             13,659,426                  0.2%
*    Sizmek, Inc.                                                            166,660                954,962                  0.0%
*    Skechers U.S.A., Inc. Class A                                           302,526             16,563,298                  0.2%
*    Skullcandy, Inc.                                                        152,478              1,271,667                  0.0%
#*   Skyline Corp.                                                            45,820                167,701                  0.0%
#*   Smith & Wesson Holding Corp.                                              5,755                 58,471                  0.0%
     Sonic Automotive, Inc. Class A                                          278,498              6,931,815                  0.1%
#*   Sonic Corp.                                                             412,472             10,398,419                  0.1%
#    Sotheby's                                                               166,881              6,618,500                  0.1%
*    Spanish Broadcasting System, Inc. Class A                                43,707                176,139                  0.0%
     Spartan Motors, Inc.                                                    142,240                809,346                  0.0%
#*   Spectrum Group International, Inc.                                           85                 45,262                  0.0%
#    Speedway Motorsports, Inc.                                              130,167              2,547,368                  0.0%
     Stage Stores, Inc.                                                      194,761              3,285,618                  0.0%
     Standard Motor Products, Inc.                                           153,709              6,074,580                  0.1%
#*   Standard Pacific Corp.                                                  567,784              4,201,602                  0.1%
*    Stanley Furniture Co., Inc.                                              35,155                101,949                  0.0%
*    Starz Class B                                                             1,444                 44,555                  0.0%
#    Stein Mart, Inc.                                                        215,658              2,885,504                  0.0%
*    Steiner Leisure, Ltd.                                                    70,583              2,977,191                  0.0%
*    Steven Madden, Ltd.                                                     479,062             15,018,594                  0.2%
*    Stoneridge, Inc.                                                        167,794              2,179,644                  0.0%
     Strattec Security Corp.                                                  16,395              1,700,489                  0.0%
*    Strayer Education, Inc.                                                  68,621              5,022,371                  0.1%
#    Sturm Ruger & Co., Inc.                                                  96,306              4,014,034                  0.1%
     Superior Industries International, Inc.                                 146,928              2,866,565                  0.0%
     Superior Uniform Group, Inc.                                             14,085                338,040                  0.0%
     Sypris Solutions, Inc.                                                  285,243                972,679                  0.0%
#*   Systemax, Inc.                                                          125,922              1,926,607                  0.0%
     Tandy Leather Factory, Inc.                                              41,183                380,531                  0.0%
*    Taylor Morrison Home Corp. Class A                                      150,871              2,601,016                  0.0%
*    Tempur Sealy International, Inc.                                        271,532             14,293,444                  0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
*    Tenneco, Inc.                                                           106,771   $          5,590,530                  0.1%
#    Texas Roadhouse, Inc.                                                   509,537             14,710,333                  0.2%
#    Thor Industries, Inc.                                                   338,591             17,908,078                  0.2%
#*   Tile Shop Holdings, Inc.                                                 23,410                201,560                  0.0%
*    Time, Inc.                                                               51,780              1,169,710                  0.0%
*    Tower International, Inc.                                               134,518              3,268,787                  0.0%
#    Town Sports International Holdings, Inc.                                122,599                725,786                  0.0%
#    Trans World Entertainment Corp.                                         452,232              1,492,366                  0.0%
#*   Tuesday Morning Corp.                                                   159,005              3,242,112                  0.0%
#*   Tumi Holdings, Inc.                                                     224,941              4,672,025                  0.1%
*    Unifi, Inc.                                                             122,873              3,436,758                  0.0%
#*   Universal Electronics, Inc.                                             109,452              6,226,724                  0.1%
     Universal Technical Institute, Inc.                                     104,935              1,249,776                  0.0%
#*   UQM Technologies, Inc.                                                  119,010                132,101                  0.0%
*    US Auto Parts Network, Inc.                                             100,864                272,333                  0.0%
     Vail Resorts, Inc.                                                      245,102             21,167,009                  0.2%
     Value Line, Inc.                                                         26,515                422,914                  0.0%
#*   Valuevision Media, Inc. Class A                                         301,375              1,705,782                  0.0%
#*   Vera Bradley, Inc.                                                       68,169              1,554,253                  0.0%
#*   Vitamin Shoppe, Inc.                                                    147,270              6,911,381                  0.1%
#*   VOXX International Corp.                                                137,551              1,173,310                  0.0%
     Walking Co. Holdings, Inc. (The)                                            214                  1,578                  0.0%
#    Wendy's Co. (The)                                                       857,068              6,873,685                  0.1%
#*   West Marine, Inc.                                                       140,892              1,386,377                  0.0%
#    Weyco Group, Inc.                                                        50,427              1,570,801                  0.0%
*    William Lyon Homes Class A                                               63,557              1,503,759                  0.0%
#    Winmark Corp.                                                            30,558              2,514,312                  0.0%
#*   Winnebago Industries, Inc.                                              184,641              3,916,236                  0.1%
#    Wolverine World Wide, Inc.                                              656,568             17,819,256                  0.2%
#    World Wrestling Entertainment, Inc. Class A                              37,880                467,818                  0.0%
#*   Xanadoo Co. Class A                                                         170                 37,400                  0.0%
*    Zagg, Inc.                                                              126,677                851,269                  0.0%
#*   Zumiez, Inc.                                                            208,867              6,971,980                  0.1%
                                                                                       --------------------   ------------------
Total Consumer Discretionary                                                                  1,573,212,402                 17.0%
                                                                                       --------------------   ------------------
Consumer Staples -- (3.1%)
#    Alico, Inc.                                                              27,106              1,000,211                  0.0%
#*   Alliance One International, Inc.                                        385,962                783,503                  0.0%
     Andersons, Inc. (The)                                                   198,918             12,677,044                  0.1%
#    B&G Foods, Inc.                                                         374,863             11,043,464                  0.1%
#*   Boston Beer Co., Inc. (The) Class A                                       2,323                578,427                  0.0%
#*   Boulder Brands, Inc.                                                    390,259              3,465,500                  0.0%
*    Bridgford Foods Corp.                                                    17,169                144,134                  0.0%
#    Cal-Maine Foods, Inc.                                                   151,692             13,317,041                  0.2%
#    Calavo Growers, Inc.                                                     87,234              4,234,338                  0.1%
#    Casey's General Stores, Inc.                                            251,413             20,583,182                  0.2%
*    CCA Industries, Inc.                                                     16,064                 54,618                  0.0%
*    Central Garden and Pet Co.                                               70,866                565,511                  0.0%
*    Central Garden and Pet Co. Class A                                      230,190              1,977,332                  0.0%
#*   Chefs' Warehouse, Inc. (The)                                             56,461              1,008,958                  0.0%
*    Chiquita Brands International, Inc.                                     272,654              3,934,397                  0.1%
#    Coca-Cola Bottling Co. Consolidated                                      36,465              3,297,895                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Staples -- (Continued)
#*   Coffee Holding Co., Inc.                                                 11,600   $             66,352                  0.0%
#*   Craft Brew Alliance, Inc.                                                91,298              1,267,216                  0.0%
#*   Darling International, Inc.                                             768,402             13,523,875                  0.2%
#    Dean Foods Co.                                                          673,433              9,906,199                  0.1%
#*   Diamond Foods, Inc.                                                      92,782              2,797,377                  0.0%
#*   Farmer Bros. Co.                                                         65,644              1,914,179                  0.0%
     Fresh Del Monte Produce, Inc.                                           356,409             11,444,293                  0.1%
#*   Fresh Market, Inc. (The)                                                267,999              9,838,243                  0.1%
*    Glacier Water Services, Inc.                                              3,200                 61,136                  0.0%
     Golden Enterprises, Inc.                                                 32,785                146,549                  0.0%
     Ingles Markets, Inc. Class A                                             73,537              1,978,145                  0.0%
     Inter Parfums, Inc.                                                     189,172              5,372,485                  0.1%
*    Inventure Foods, Inc.                                                    31,982                423,442                  0.0%
     J&J Snack Foods Corp.                                                   117,392             12,094,898                  0.1%
     John B. Sanfilippo & Son, Inc.                                           61,807              2,296,130                  0.0%
#    Lancaster Colony Corp.                                                  178,181             16,301,780                  0.2%
#    Liberator Medical Holdings, Inc.                                         26,723                 76,962                  0.0%
#*   Lifeway Foods, Inc.                                                      50,414                834,352                  0.0%
#    Limoneira Co.                                                             7,335                188,216                  0.0%
*    Mannatech, Inc.                                                           5,854                 85,293                  0.0%
#*   Medifast, Inc.                                                           97,827              3,105,029                  0.0%
#    MGP Ingredients, Inc.                                                    77,844                961,373                  0.0%
#*   National Beverage Corp.                                                 141,912              3,564,830                  0.0%
*    Natural Alternatives International, Inc.                                 20,426                125,211                  0.0%
#*   Natural Grocers by Vitamin Cottage, Inc.                                 11,321                205,023                  0.0%
#    Nature's Sunshine Products, Inc.                                         33,684                501,892                  0.0%
*    Nutraceutical International Corp.                                        42,411                953,399                  0.0%
     Oil-Dri Corp. of America                                                 23,455                707,872                  0.0%
*    Omega Protein Corp.                                                     137,949              1,993,363                  0.0%
#    Orchids Paper Products Co.                                               45,879              1,319,480                  0.0%
*    Pantry, Inc. (The)                                                      147,402              3,798,550                  0.1%
#*   Pilgrim's Pride Corp.                                                   556,837             15,819,739                  0.2%
#*   Post Holdings, Inc.                                                     274,439             10,291,463                  0.1%
#    Pricesmart, Inc.                                                        156,031             13,891,440                  0.2%
     Reliv International, Inc.                                                28,122                 34,028                  0.0%
#*   Revlon, Inc. Class A                                                    236,323              8,105,879                  0.1%
*    Rite Aid Corp.                                                            1,084                  5,691                  0.0%
     Rocky Mountain Chocolate Factory, Inc.                                   29,081                351,589                  0.0%
#    Roundy's, Inc.                                                           19,106                 64,387                  0.0%
#    Sanderson Farms, Inc.                                                   183,314             15,394,710                  0.2%
*    Scheid Vineyards, Inc. Class A                                              440                 14,749                  0.0%
*    Seaboard Corp.                                                            1,738              5,340,648                  0.1%
#*   Seneca Foods Corp. Class A                                               33,822                909,135                  0.0%
*    Seneca Foods Corp. Class B                                                2,794                 84,449                  0.0%
     Snyder's-Lance, Inc.                                                    356,544             10,621,446                  0.1%
     SpartanNash Co.                                                         211,589              4,741,710                  0.1%
     Spectrum Brands Holdings, Inc.                                          104,239              9,443,011                  0.1%
#*   SUPERVALU, Inc.                                                       1,469,351             12,680,499                  0.1%
*    Tofutti Brands, Inc.                                                     19,440                 97,006                  0.0%
#    Tootsie Roll Industries, Inc.                                           146,043              4,330,175                  0.1%
#*   TreeHouse Foods, Inc.                                                   239,572             20,404,347                  0.2%
#*   United Natural Foods, Inc.                                              143,863              9,785,561                  0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Consumer Staples -- (Continued)
#    United-Guardian, Inc.                                                    19,179   $            400,074                  0.0%
#    Universal Corp.                                                         158,509              7,053,651                  0.1%
#*   USANA Health Sciences, Inc.                                              67,939              7,743,687                  0.1%
#    Vector Group, Ltd.                                                       73,707              1,646,614                  0.0%
#    Village Super Market, Inc. Class A                                       34,683                962,453                  0.0%
     WD-40 Co.                                                                95,317              7,307,954                  0.1%
#    Weis Markets, Inc.                                                      108,863              4,859,644                  0.1%
                                                                                       --------------------   ------------------
Total Consumer Staples                                                                          358,904,438                  3.9%
                                                                                       --------------------   ------------------
Energy -- (4.0%)
#*   Abraxas Petroleum Corp.                                                 111,700                461,321                  0.0%
     Adams Resources & Energy, Inc.                                           19,183                806,645                  0.0%
#    Alon USA Energy, Inc.                                                   418,708              6,716,076                  0.1%
#*   Alpha Natural Resources, Inc.                                            34,300                 67,228                  0.0%
     AMEN Properties, Inc.                                                        19                 11,448                  0.0%
#*   Approach Resources, Inc.                                                138,132              1,367,507                  0.0%
*    Atwood Oceanics, Inc.                                                    79,868              3,246,634                  0.0%
*    Barnwell Industries, Inc.                                                32,713                 83,745                  0.0%
*    Basic Energy Services, Inc.                                             293,605              3,787,504                  0.1%
#*   Bill Barrett Corp.                                                      281,458              4,278,162                  0.1%
     Bolt Technology Corp.                                                    39,030                855,928                  0.0%
#*   Bonanza Creek Energy, Inc.                                              287,024             12,984,966                  0.2%
#*   BPZ Resources, Inc.                                                     533,942                662,088                  0.0%
     Bristow Group, Inc.                                                     247,822             18,314,046                  0.2%
#*   C&J Energy Services, Inc.                                               354,474              6,844,893                  0.1%
#*   Cal Dive International, Inc.                                            190,984                 19,098                  0.0%
#*   Callon Petroleum Co.                                                    293,347              1,924,356                  0.0%
#    CARBO Ceramics, Inc.                                                    116,026              5,995,063                  0.1%
*    Carrizo Oil & Gas, Inc.                                                 374,413             19,447,011                  0.2%
#*   Clayton Williams Energy, Inc.                                            74,456              6,190,272                  0.1%
#*   Clean Energy Fuels Corp.                                                409,703              2,994,929                  0.0%
*    Cloud Peak Energy, Inc.                                                 387,647              4,640,135                  0.1%
#    Comstock Resources, Inc.                                                292,327              3,461,152                  0.1%
*    Contango Oil & Gas Co.                                                   88,261              3,227,705                  0.0%
     Dawson Geophysical Co.                                                   42,474                721,633                  0.0%
     Delek US Holdings, Inc.                                                 419,134             14,204,451                  0.2%
#    DHT Holdings, Inc.                                                       48,294                321,638                  0.0%
*    Diamondback Energy, Inc.                                                 23,627              1,617,032                  0.0%
#*   Emerald Oil, Inc.                                                       335,417              1,066,626                  0.0%
#    Energy XXI Bermuda, Ltd.                                                400,033              3,076,254                  0.0%
*    ENGlobal Corp.                                                           92,274                120,879                  0.0%
     EnLink Midstream LLC                                                    300,719             11,397,250                  0.1%
*    Era Group, Inc.                                                          93,641              2,190,263                  0.0%
*    Escalera Resources Co.                                                   38,812                 43,858                  0.0%
     Evolution Petroleum Corp.                                                35,648                337,230                  0.0%
#    Exterran Holdings, Inc.                                                 471,071             18,527,222                  0.2%
#*   FieldPoint Petroleum Corp.                                               31,986                 90,520                  0.0%
#*   Forbes Energy Services, Ltd.                                              2,000                  5,760                  0.0%
#*   Forest Oil Corp.                                                        185,781                150,483                  0.0%
*    Forum Energy Technologies, Inc.                                          68,012              1,856,728                  0.0%
#    GasLog, Ltd.                                                            457,502              9,525,192                  0.1%
*    Gastar Exploration, Inc.                                                445,756              1,783,024                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Energy -- (Continued)
#*   Geospace Technologies Corp.                                              78,516   $          2,417,508                  0.0%
#*   Goodrich Petroleum Corp.                                                201,167              1,657,616                  0.0%
#    Green Plains, Inc.                                                      256,462              8,771,000                  0.1%
*    Gulf Coast Ultra Deep Royalty Trust                                     339,862                543,779                  0.0%
#    Gulf Island Fabrication, Inc.                                            59,499              1,257,809                  0.0%
#    Gulfmark Offshore, Inc. Class A                                         174,408              5,260,145                  0.1%
#*   Halcon Resources Corp.                                                  399,570              1,242,663                  0.0%
#*   Harvest Natural Resources, Inc.                                         170,665                634,874                  0.0%
#*   Helix Energy Solutions Group, Inc.                                      725,159             19,318,236                  0.2%
#*   Hercules Offshore, Inc.                                                 241,581                398,609                  0.0%
*    HKN, Inc.                                                                 2,360                155,760                  0.0%
#*   Hornbeck Offshore Services, Inc.                                        243,619              7,469,359                  0.1%
*    ION Geophysical Corp.                                                 1,030,774              2,886,167                  0.0%
*    Key Energy Services, Inc.                                               960,213              2,919,048                  0.0%
*    Kodiak Oil & Gas Corp.                                                  265,138              2,860,839                  0.0%
#*   Lucas Energy, Inc.                                                        5,558                  2,004                  0.0%
#*   Magnum Hunter Resources Corp.                                            66,602                309,033                  0.0%
#*   Matador Resources Co.                                                   502,440             12,194,219                  0.1%
*    Matrix Service Co.                                                      183,049              4,587,208                  0.1%
#*   McDermott International, Inc.                                           758,472              2,912,532                  0.0%
*    Mexco Energy Corp.                                                        6,572                 39,103                  0.0%
#*   Midstates Petroleum Co., Inc.                                            12,793                 37,995                  0.0%
#*   Miller Energy Resources, Inc.                                               789                  2,746                  0.0%
*    Mitcham Industries, Inc.                                                 57,704                588,581                  0.0%
*    Natural Gas Services Group, Inc.                                         64,072              1,648,573                  0.0%
#*   Newpark Resources, Inc.                                                 575,268              6,575,313                  0.1%
#*   Nordic American Offshore, Ltd.                                               27                    432                  0.0%
#    Nordic American Tankers, Ltd.                                             3,153                 26,643                  0.0%
#*   Northern Oil and Gas, Inc.                                              397,041              4,486,563                  0.1%
#*   Nuverra Environmental Solutions, Inc.                                    99,029                937,805                  0.0%
#*   Overseas Shipholding Group, Inc.                                        100,481                517,477                  0.0%
#*   Pacific Drilling SA                                                      70,741                514,994                  0.0%
#    Panhandle Oil and Gas, Inc. Class A                                      81,476              1,675,147                  0.0%
*    Parker Drilling Co.                                                     746,608              3,314,940                  0.0%
     PBF Energy, Inc. Class A                                                431,468             11,248,371                  0.1%
*    PDC Energy, Inc.                                                        184,045              8,046,447                  0.1%
#*   Penn Virginia Corp.                                                     466,506              3,997,956                  0.1%
#*   PetroQuest Energy, Inc.                                                 446,037              2,096,374                  0.0%
#*   PHI, Inc. Non-Voting                                                     51,449              2,301,828                  0.0%
*    PHI, Inc. Voting                                                          4,419                187,852                  0.0%
*    Pioneer Energy Services Corp.                                           331,584              3,043,941                  0.0%
*    PostRock Energy Corp.                                                     1,614                  1,162                  0.0%
#*   Renewable Energy Group, Inc.                                            177,914              1,873,434                  0.0%
*    REX American Resources Corp.                                             21,400              1,557,064                  0.0%
#*   Rex Energy Corp.                                                        399,433              3,131,555                  0.0%
#*   RigNet, Inc.                                                             61,389              2,667,352                  0.0%
#*   Ring Energy, Inc.                                                         7,290                125,388                  0.0%
*    Rosetta Resources, Inc.                                                 126,406              4,807,220                  0.1%
#*   Royale Energy, Inc.                                                      10,018                 26,247                  0.0%
#*   SandRidge Energy, Inc.                                                   11,345                 44,245                  0.0%
#    Scorpio Tankers, Inc.                                                 1,137,947              9,934,277                  0.1%
#*   SEACOR Holdings, Inc.                                                   136,182             11,228,206                  0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Energy -- (Continued)
            SemGroup Corp. Class A                                           263,275   $         20,206,356                  0.2%
*           Seventy Seven Energy, Inc.                                        67,609                883,650                  0.0%
#           Ship Finance International, Ltd.                                 485,506              8,345,848                  0.1%
*           Steel Excel, Inc.                                                 32,698                997,289                  0.0%
#*          Stone Energy Corp.                                               372,998              9,138,451                  0.1%
#*          Swift Energy Co.                                                 151,326              1,036,583                  0.0%
#*          Synergy Resources Corp.                                          529,247              6,451,521                  0.1%
#*          Synthesis Energy Systems, Inc.                                    48,546                 50,002                  0.0%
(Degree)#*  Syntroleum Corp.                                                  12,079                 42,025                  0.0%
            Targa Resources Corp.                                             60,570              7,791,119                  0.1%
#           Teekay Tankers, Ltd. Class A                                       3,990                 16,918                  0.0%
#           Tesco Corp.                                                      178,280              3,394,451                  0.0%
#*          TETRA Technologies, Inc.                                         498,279              4,748,599                  0.1%
*           TGC Industries, Inc.                                              95,637                300,300                  0.0%
#           Tidewater, Inc.                                                  102,699              3,786,512                  0.1%
#*          Triangle Petroleum Corp.                                         572,203              4,434,573                  0.1%
*           Unit Corp.                                                        99,808              4,832,703                  0.1%
#*          Uranium Energy Corp.                                              38,948                 44,790                  0.0%
#*          US Energy Corp. Wyoming                                           10,000                 26,100                  0.0%
*           Vaalco Energy, Inc.                                              390,592              2,898,193                  0.0%
#           W&T Offshore, Inc.                                               465,729              4,233,477                  0.1%
*           Warren Resources, Inc.                                           462,423              1,599,984                  0.0%
            Western Refining, Inc.                                           468,468             21,357,456                  0.2%
*           Westmoreland Coal Co.                                            104,217              3,811,216                  0.1%
*           Willbros Group, Inc.                                             331,559              1,946,251                  0.0%
            World Fuel Services Corp.                                            953                 39,302                  0.0%
*           Yuma Energy, Inc.                                                 17,796                 60,506                  0.0%
*           Zion Oil & Gas, Inc.                                               3,973                  6,913                  0.0%
                                                                                       --------------------   ------------------
Total Energy                                                                                    452,388,682                  4.9%
                                                                                       --------------------   ------------------
Financials -- (14.0%)
*           1st Constitution Bancorp                                           1,951                 21,666                  0.0%
#           1st Source Corp.                                                 144,937              4,535,079                  0.1%
            1st United Bancorp, Inc.                                          50,975                451,129                  0.0%
*           A-Mark Precious Metals, Inc.                                      21,404                225,384                  0.0%
            Access National Corp.                                             33,310                561,273                  0.0%
#           Alexander & Baldwin, Inc.                                        303,911             12,165,557                  0.1%
            Alliance Bancorp, Inc. of Pennsylvania                             3,510                 57,880                  0.0%
#*          Altisource Asset Management Corp.                                 10,675              5,764,500                  0.1%
#*          Altisource Portfolio Solutions SA                                123,758              9,239,772                  0.1%
#*          Ambac Financial Group, Inc.                                      259,656              5,940,929                  0.1%
            Ameriana Bancorp                                                   2,912                 49,329                  0.0%
#           American Equity Investment Life Holding Co.                      498,923             12,877,203                  0.1%
*           American Independence Corp.                                        1,537                 16,892                  0.0%
#           American National Bankshares, Inc.                                23,894                578,235                  0.0%
            American National Insurance Co.                                        5                    570                  0.0%
*           American River Bankshares                                          7,326                 69,597                  0.0%
(Degree)*   American Spectrum Realty, Inc.                                     3,652                  6,135                  0.0%
            Ameris Bancorp                                                   146,676              3,637,565                  0.0%
            AMERISAFE, Inc.                                                  117,019              4,879,692                  0.1%
#           AmeriServ Financial, Inc.                                        278,158                876,198                  0.0%
#           Amtrust Financial Services, Inc.                                 414,663             18,605,929                  0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
         Argo Group International Holdings, Ltd.                             135,966   $          7,586,903                  0.1%
#        Arrow Financial Corp.                                                46,265              1,267,198                  0.0%
         ASB Financial Corp.                                                     900                 12,150                  0.0%
         Aspen Insurance Holdings, Ltd.                                      410,088             17,892,139                  0.2%
         Associated Banc-Corp                                                893,505             16,797,894                  0.2%
*        Asta Funding, Inc.                                                   48,129                405,727                  0.0%
         Astoria Financial Corp.                                             662,983              8,718,226                  0.1%
         Atlantic American Corp.                                              20,640                 79,670                  0.0%
#*       Atlantic Coast Financial Corp.                                          143                    589                  0.0%
*        Atlanticus Holdings Corp.                                            73,372                102,721                  0.0%
#        Auburn National Bancorporation, Inc.                                  2,786                 65,387                  0.0%
#*       AV Homes, Inc.                                                       46,957                703,885                  0.0%
         Baldwin & Lyons, Inc. Class A                                         1,471                 36,069                  0.0%
#        Baldwin & Lyons, Inc. Class B                                        33,439                900,178                  0.0%
#        Banc of California, Inc.                                             46,441                546,611                  0.0%
#        Bancfirst Corp.                                                      51,948              3,376,620                  0.0%
#*       Bancorp, Inc.                                                       224,519              2,123,950                  0.0%
#        BancorpSouth, Inc.                                                  657,967             15,152,980                  0.2%
         Bank Mutual Corp.                                                   142,527                939,253                  0.0%
         Bank of Commerce Holdings                                             4,992                 30,202                  0.0%
#        Bank of Hawaii Corp.                                                328,545             19,236,310                  0.2%
         Bank of Kentucky Financial Corp (The)                                 3,833                179,806                  0.0%
#        Bank of the Ozarks, Inc.                                            552,762             19,479,333                  0.2%
         BankFinancial Corp.                                                  78,556                937,173                  0.0%
         BankUnited, Inc.                                                     52,214              1,561,199                  0.0%
         Banner Corp.                                                        128,700              5,562,414                  0.1%
         Bar Harbor Bankshares                                                19,129                556,654                  0.0%
         BBCN Bancorp, Inc.                                                  585,606              8,280,469                  0.1%
#*       BBX Capital Corp. Class A                                            60,353              1,110,495                  0.0%
         BCB Bancorp, Inc.                                                    18,073                232,961                  0.0%
*        Bear State Financial, Inc.                                           11,406                102,312                  0.0%
*        Beneficial Mutual Bancorp, Inc.                                     336,341              4,517,060                  0.1%
         Berkshire Bancorp, Inc.                                              10,144                 84,956                  0.0%
         Berkshire Hills Bancorp, Inc.                                       123,112              3,173,827                  0.0%
         BGC Partners, Inc. Class A                                        1,239,298             10,509,247                  0.1%
         BNC Bancorp                                                             214                  3,640                  0.0%
*        BNCCORP, Inc.                                                         3,900                 70,200                  0.0%
#*       BofI Holding, Inc.                                                   90,400              6,962,608                  0.1%
         Boston Private Financial Holdings, Inc.                             571,271              7,512,214                  0.1%
#        Bridge Bancorp, Inc.                                                  9,830                258,136                  0.0%
#*       Bridge Capital Holdings                                               5,847                141,030                  0.0%
         Brookline Bancorp, Inc.                                             440,800              4,227,272                  0.1%
#        Bryn Mawr Bank Corp.                                                 61,075              1,882,942                  0.0%
         C&F Financial Corp.                                                   1,705                 58,550                  0.0%
         Calamos Asset Management, Inc. Class A                              132,339              1,813,044                  0.0%
         California First National Bancorp                                    14,701                221,985                  0.0%
#        Camden National Corp.                                                33,314              1,362,876                  0.0%
#        Cape Bancorp, Inc.                                                    6,168                 54,957                  0.0%
*        Capital Bank Financial Corp. Class A                                 22,866                592,001                  0.0%
#        Capital City Bank Group, Inc.                                        50,766                767,074                  0.0%
(Degree) Capital Properties, Inc., 5.000%                                      2,340                  2,318                  0.0%
#*       Capital Properties, Inc. Class A                                      2,600                 31,642                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#    Capital Southwest Corp.                                                  17,908   $            656,507                  0.0%
     Capitol Federal Financial, Inc.                                         909,863             11,655,345                  0.1%
#    Cardinal Financial Corp.                                                206,278              3,960,538                  0.1%
*    Cascade Bancorp                                                          80,089                409,255                  0.0%
#    Cash America International, Inc.                                        181,729              8,931,980                  0.1%
     Cathay General Bancorp                                                  544,526             14,380,932                  0.2%
     Centerstate Banks, Inc.                                                 135,360              1,575,590                  0.0%
     Central Pacific Financial Corp.                                          73,421              1,387,657                  0.0%
#    Century Bancorp, Inc. Class A                                             5,255                199,585                  0.0%
#    Charter Financial Corp.                                                  27,896                316,341                  0.0%
     Chemical Financial Corp.                                                153,372              4,567,418                  0.1%
     Chicopee Bancorp, Inc.                                                    9,906                147,500                  0.0%
     Citizens Community Bancorp, Inc.                                          1,592                 14,169                  0.0%
*    Citizens First Corp.                                                        400                  4,600                  0.0%
     Citizens Holding Co.                                                      2,717                 50,944                  0.0%
#*   Citizens, Inc.                                                          199,081              1,451,300                  0.0%
#    City Holding Co.                                                         75,170              3,381,898                  0.0%
#    CKX Lands, Inc.                                                           5,107                 81,763                  0.0%
#    Clifton Bancorp, Inc.                                                   106,970              1,392,749                  0.0%
#    CNB Financial Corp.                                                      21,130                382,664                  0.0%
     CNO Financial Group, Inc.                                               978,475             17,739,752                  0.2%
#    CoBiz Financial, Inc.                                                   175,790              2,112,996                  0.0%
     Codorus Valley Bancorp, Inc.                                              2,496                 53,960                  0.0%
#    Cohen & Steers, Inc.                                                     14,801                634,371                  0.0%
*    Colonial Financial Services, Inc.                                           728                  9,457                  0.0%
*    Colony Bankcorp, Inc.                                                    10,672                 74,704                  0.0%
#    Columbia Banking System, Inc.                                           337,280              9,369,638                  0.1%
     Commercial National Financial Corp.                                       3,979                 84,554                  0.0%
#    Community Bank System, Inc.                                             263,863             10,066,373                  0.1%
#    Community Trust Bancorp, Inc.                                            84,042              3,021,310                  0.0%
     Community West Bancshares                                                 6,650                 42,893                  0.0%
*    CommunityOne Bancorp                                                        214                  2,277                  0.0%
     ConnectOne Bancorp, Inc.                                                 72,798              1,346,763                  0.0%
#    Consolidated-Tomoka Land Co.                                             19,928              1,040,042                  0.0%
*    Consumer Portfolio Services, Inc.                                        75,573                533,545                  0.0%
*    Cowen Group, Inc. Class A                                               459,717              1,857,257                  0.0%
     Crawford & Co. Class A                                                   95,513                842,425                  0.0%
#    Crawford & Co. Class B                                                   68,025                692,494                  0.0%
#*   Credit Acceptance Corp.                                                  62,331              9,197,562                  0.1%
#*   Customers Bancorp, Inc.                                                  38,605                737,355                  0.0%
#    CVB Financial Corp.                                                     716,507             11,306,480                  0.1%
#    Diamond Hill Investment Group, Inc.                                         985                131,980                  0.0%
     Dime Community Bancshares, Inc.                                         240,518              3,788,158                  0.1%
     Donegal Group, Inc. Class A                                              71,231              1,126,874                  0.0%
     Donegal Group, Inc. Class B                                               5,267                110,607                  0.0%
#*   Doral Financial Corp.                                                     6,346                 36,870                  0.0%
     Eagle Bancorp Montana, Inc.                                                 225                  2,408                  0.0%
*    Eastern Virginia Bankshares, Inc.                                           590                  3,652                  0.0%
#*   eHealth, Inc.                                                            94,514              2,358,124                  0.0%
#    EMC Insurance Group, Inc.                                                37,861              1,213,066                  0.0%
     Employers Holdings, Inc.                                                196,442              4,005,452                  0.1%
#*   Encore Capital Group, Inc.                                              185,625              8,447,794                  0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
            Endurance Specialty Holdings, Ltd.                               302,854   $         17,550,389                  0.2%
#*          Enstar Group, Ltd.                                                43,208              6,397,809                  0.1%
#           Enterprise Bancorp, Inc.                                          10,055                236,594                  0.0%
            Enterprise Financial Services Corp.                               69,062              1,301,819                  0.0%
#           ESB Financial Corp.                                               62,464              1,165,578                  0.0%
            ESSA Bancorp, Inc.                                                44,575                512,167                  0.0%
            Evans Bancorp, Inc.                                                3,162                 73,501                  0.0%
#           EverBank Financial Corp.                                         336,345              6,441,007                  0.1%
#           Evercore Partners, Inc. Class A                                  256,516             13,279,833                  0.2%
#*          Ezcorp, Inc. Class A                                             237,820              2,682,610                  0.0%
#*          Farmers Capital Bank Corp.                                         9,226                207,031                  0.0%
            FBL Financial Group, Inc. Class A                                112,288              5,567,239                  0.1%
            Federal Agricultural Mortgage Corp. Class A                        2,089                 51,181                  0.0%
            Federal Agricultural Mortgage Corp. Class C                       56,989              1,897,734                  0.0%
#           Federated Investors, Inc. Class B                                122,687              3,836,422                  0.1%
            Federated National Holding Co.                                    84,398              2,823,957                  0.0%
#           Fidelity Southern Corp.                                           26,605                408,387                  0.0%
#           Financial Engines, Inc.                                           38,319              1,527,779                  0.0%
            Financial Institutions, Inc.                                      59,147              1,486,956                  0.0%
*           First Acceptance Corp.                                            13,967                 35,756                  0.0%
#           First American Financial Corp.                                   503,455             15,264,756                  0.2%
#           First Bancorp, Inc.                                               32,161                568,928                  0.0%
*           First BanCorp.(318672706)                                        266,219              1,387,001                  0.0%
#           First Bancorp.(318910106)                                         57,495              1,041,809                  0.0%
*           First Bancshares, Inc.                                             1,345                  9,375                  0.0%
            First Bancshares, Inc. (The)                                         921                 13,852                  0.0%
#           First Busey Corp.                                                368,160              2,301,000                  0.0%
            First Business Financial Services, Inc.                            2,089                 98,037                  0.0%
*           First Cash Financial Services, Inc.                              189,168             11,176,045                  0.1%
            First Citizens BancShares, Inc. Class A                           12,599              3,164,995                  0.0%
#           First Commonwealth Financial Corp.                               612,634              5,728,128                  0.1%
            First Community Bancshares, Inc.                                  62,923              1,030,050                  0.0%
#           First Connecticut Bancorp, Inc.                                    3,700                 57,868                  0.0%
            First Defiance Financial Corp.                                    44,404              1,360,095                  0.0%
#           First Federal of Northern Michigan Bancorp, Inc.                  32,874                160,754                  0.0%
            First Financial Bancorp                                          384,928              6,751,637                  0.1%
#           First Financial Bankshares, Inc.                                 266,336              8,464,158                  0.1%
#           First Financial Corp.                                             57,167              1,982,552                  0.0%
            First Financial Northwest, Inc.                                   52,386                607,678                  0.0%
*           First Financial Service Corp.                                      5,202                 19,247                  0.0%
#           First Horizon National Corp.                                   1,296,893             16,678,044                  0.2%
            First Interstate Bancsystem, Inc.                                113,021              3,316,036                  0.0%
#*          First Marblehead Corp. (The)                                      12,935                 31,949                  0.0%
            First Merchants Corp.                                            243,049              5,505,060                  0.1%
            First Midwest Bancorp, Inc.                                      512,151              8,599,015                  0.1%
*           First NBC Bank Holding Co.                                        11,200                411,376                  0.0%
            First Niagara Financial Group, Inc.                              162,196              1,214,848                  0.0%
(Degree)*   First Place Financial Corp.                                      151,301                     15                  0.0%
            First South Bancorp, Inc.                                         20,886                172,310                  0.0%
*           First United Corp.                                                 9,289                 79,421                  0.0%
            First West Virginia Bancorp                                           63                  1,259                  0.0%
            FirstMerit Corp.                                                 337,829              6,199,162                  0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
*    Flagstar Bancorp, Inc.                                                  170,838   $          2,685,573                  0.0%
#    Flushing Financial Corp.                                                182,163              3,668,763                  0.0%
     FNB Corp.                                                             1,093,216             13,982,233                  0.2%
#*   Forestar Group, Inc.                                                    215,549              3,761,330                  0.0%
*    Fortegra Financial Corp.                                                  1,191                 11,767                  0.0%
     Fox Chase Bancorp, Inc.                                                  44,680                731,858                  0.0%
#*   Franklin Financial Corp.                                                    701                 14,553                  0.0%
     Fulton Financial Corp.                                                1,278,541             15,189,067                  0.2%
#    FXCM, Inc. Class A                                                      208,753              3,436,074                  0.0%
#    Gain Capital Holdings, Inc.                                             103,305                884,291                  0.0%
*    GAINSCO, Inc.                                                               220                  2,310                  0.0%
#    GAMCO Investors, Inc. Class A                                            23,686              1,956,937                  0.0%
#    German American Bancorp, Inc.                                            31,650                945,385                  0.0%
     GFI Group, Inc.                                                         503,138              2,767,259                  0.0%
#    Glacier Bancorp, Inc.                                                   508,359             14,584,820                  0.2%
#*   Global Indemnity P.L.C.                                                  60,537              1,754,362                  0.0%
     Gouverneur Bancorp, Inc.                                                  1,695                 19,832                  0.0%
     Great Southern Bancorp, Inc.                                             51,426              1,954,702                  0.0%
*    Green Dot Corp. Class A                                                 264,386              6,318,825                  0.1%
#    Greenhill & Co., Inc.                                                   197,036              8,866,620                  0.1%
*    Greenlight Capital Re, Ltd. Class A                                     172,941              5,611,935                  0.1%
#    Griffin Land & Nurseries, Inc.                                           20,710                541,566                  0.0%
#    Guaranty Bancorp                                                         38,410                605,726                  0.0%
     Guaranty Federal Bancshares, Inc.                                         2,800                 35,546                  0.0%
*    Hallmark Financial Services, Inc.                                        77,225                900,443                  0.0%
#    Hampden Bancorp, Inc.                                                     2,924                 50,293                  0.0%
*    Hampton Roads Bankshares, Inc.                                            3,123                  5,434                  0.0%
     Hancock Holding Co.                                                     154,370              5,432,280                  0.1%
#    Hanmi Financial Corp.                                                   209,011              4,483,286                  0.1%
     Hanover Insurance Group, Inc. (The)                                     296,712             19,861,901                  0.2%
     Harleysville Savings Financial Corp.                                      1,615                 27,213                  0.0%
     Hawthorn Bancshares, Inc.                                                   755                 10,389                  0.0%
     HCI Group, Inc.                                                          73,121              3,717,472                  0.0%
#    Heartland Financial USA, Inc.                                            57,207              1,521,706                  0.0%
#    Heritage Commerce Corp.                                                  53,049                461,526                  0.0%
     Heritage Financial Corp.                                                101,991              1,789,942                  0.0%
     Heritage Financial Group, Inc.                                            7,167                151,869                  0.0%
     HF Financial Corp.                                                        8,198                111,411                  0.0%
     HFF, Inc. Class A                                                       256,556              8,076,383                  0.1%
*    Hilltop Holdings, Inc.                                                  572,959             12,622,287                  0.1%
     Hingham Institution for Savings                                           4,073                336,919                  0.0%
*    HMN Financial, Inc.                                                      31,110                403,186                  0.0%
*    Home Bancorp, Inc.                                                          921                 20,990                  0.0%
#    Home BancShares, Inc.                                                   434,514             13,869,687                  0.2%
#    HomeStreet, Inc.                                                          2,600                 45,292                  0.0%
*    HomeTrust Bancshares, Inc.                                                5,782                 89,332                  0.0%
     HopFed Bancorp, Inc.                                                      7,872                 90,056                  0.0%
     Horace Mann Educators Corp.                                             258,749              7,868,557                  0.1%
#    Horizon Bancorp                                                           7,109                182,843                  0.0%
#    Hudson Valley Holding Corp.                                              33,989                772,910                  0.0%
     Iberiabank Corp.                                                        210,505             14,495,374                  0.2%
#    Independence Holding Co.                                                 76,440              1,081,626                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#    Independent Bank Corp.(453836108)                                       150,243   $          6,129,914                  0.1%
     Independent Bank Corp.(453838609)                                        28,411                342,921                  0.0%
#    Independent Bank Group, Inc.                                              6,878                307,378                  0.0%
     Infinity Property & Casualty Corp.                                       47,846              3,493,236                  0.0%
     Interactive Brokers Group, Inc. Class A                                 411,760             10,631,643                  0.1%
*    InterGroup Corp. (The)                                                    1,860                 35,340                  0.0%
     International Bancshares Corp.                                          342,260              9,709,916                  0.1%
     Intervest Bancshares Corp. Class A                                       14,332                139,737                  0.0%
#*   INTL. FCStone, Inc.                                                      74,175              1,342,567                  0.0%
*    Investment Technology Group, Inc.                                       144,204              2,585,578                  0.0%
     Investors Bancorp, Inc.                                               1,522,976             16,371,992                  0.2%
     Investors Title Co.                                                       5,690                426,466                  0.0%
#*   Jacksonville Bancorp, Inc.                                                   80                    856                  0.0%
#    Janus Capital Group, Inc.                                               404,789              6,067,787                  0.1%
     JMP Group, Inc.                                                          85,716                625,727                  0.0%
#*   JW Mays, Inc.                                                               200                  9,900                  0.0%
*    KCG Holdings, Inc. Class A                                              114,614              1,221,785                  0.0%
#*   Kearny Financial Corp.                                                  172,243              2,452,740                  0.0%
#    Kemper Corp.                                                            351,773             12,962,835                  0.1%
     Kennedy-Wilson Holdings, Inc.                                           502,556             13,614,242                  0.2%
     Kentucky First Federal Bancorp                                           11,174                 91,515                  0.0%
#*   Ladenburg Thalmann Financial Services, Inc.                             309,849              1,323,055                  0.0%
     Lake Shore Bancorp, Inc.                                                    537                  7,437                  0.0%
     Lakeland Bancorp, Inc.                                                  149,988              1,648,368                  0.0%
#    Lakeland Financial Corp.                                                 88,758              3,678,132                  0.0%
     Landmark Bancorp, Inc.                                                    4,441                106,140                  0.0%
#    Life Partners Holdings, Inc.                                             59,461                108,814                  0.0%
     LNB Bancorp, Inc.                                                        32,149                451,372                  0.0%
     Louisiana Bancorp, Inc.                                                   1,387                 28,961                  0.0%
     LSB Financial Corp.                                                         291                 12,682                  0.0%
#    Macatawa Bank Corp.                                                     118,190                615,770                  0.0%
*    Magyar Bancorp, Inc.                                                      1,800                 15,642                  0.0%
#    Maiden Holdings, Ltd.                                                   387,084              4,625,654                  0.1%
#    MainSource Financial Group, Inc.                                         79,101              1,438,847                  0.0%
*    Malvern Bancorp, Inc.                                                     2,604                 29,217                  0.0%
     Manning & Napier, Inc.                                                   54,434                862,235                  0.0%
#    MarketAxess Holdings, Inc.                                              259,295             16,763,422                  0.2%
     Marlin Business Services Corp.                                           55,566              1,174,665                  0.0%
#*   Maui Land & Pineapple Co., Inc.                                          16,899                103,253                  0.0%
     MB Financial, Inc.                                                      410,975             12,966,261                  0.1%
*    MBIA, Inc.                                                              928,640              9,063,526                  0.1%
*    MBT Financial Corp.                                                      13,337                 62,017                  0.0%
#    Meadowbrook Insurance Group, Inc.                                       236,469              1,506,308                  0.0%
#    Medallion Financial Corp.                                                47,431                547,828                  0.0%
#    Mercantile Bank Corp.                                                    35,965                709,589                  0.0%
     Merchants Bancshares, Inc.                                               30,722                915,208                  0.0%
     Mercury General Corp.                                                   226,076             12,009,157                  0.1%
*    Meridian Bancorp, Inc.                                                   88,538              1,004,021                  0.0%
#    Meta Financial Group, Inc.                                               11,458                429,790                  0.0%
*    Metro Bancorp, Inc.                                                      85,477              2,140,344                  0.0%
#*   MGIC Investment Corp.                                                   675,535              6,025,772                  0.1%
     MicroFinancial, Inc.                                                     41,915                351,667                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     Mid Penn Bancorp, Inc.                                                    2,649   $             41,033                  0.0%
#    MidSouth Bancorp, Inc.                                                   27,201                515,187                  0.0%
#    MidWestOne Financial Group, Inc.                                            741                 19,770                  0.0%
#    Montpelier Re Holdings, Ltd.                                            263,090              8,718,803                  0.1%
*    MSB Financial Corp.                                                       1,000                  9,040                  0.0%
     MutualFirst Financial, Inc.                                              10,911                237,314                  0.0%
#    National Bank Holdings Corp. Class A                                     25,604                501,582                  0.0%
#    National Interstate Corp.                                                54,147              1,539,941                  0.0%
     National Penn Bancshares, Inc.                                        1,002,557             10,316,311                  0.1%
#    National Western Life Insurance Co. Class A                               4,334              1,174,514                  0.0%
#*   Nationstar Mortgage Holdings, Inc.                                       30,257              1,062,626                  0.0%
*    Naugatuck Valley Financial Corp.                                          1,596                 12,688                  0.0%
*    Navigators Group, Inc. (The)                                             79,357              5,403,418                  0.1%
#    NBT Bancorp, Inc.                                                       218,237              5,604,326                  0.1%
     Nelnet, Inc. Class A                                                    204,358              9,725,397                  0.1%
#    New Hampshire Thrift Bancshares, Inc.                                     8,785                138,979                  0.0%
#*   NewBridge Bancorp                                                        79,051                702,763                  0.0%
#*   NewStar Financial, Inc.                                                 185,869              2,542,688                  0.0%
     Nicholas Financial, Inc.                                                  4,051                 49,463                  0.0%
     Northeast Bancorp                                                           493                  4,442                  0.0%
     Northeast Community Bancorp, Inc.                                        11,679                 81,753                  0.0%
     Northfield Bancorp, Inc.                                                285,369              4,063,655                  0.1%
#    Northrim BanCorp, Inc.                                                   15,577                450,175                  0.0%
     Northway Financial, Inc.                                                  5,279                106,900                  0.0%
     Northwest Bancshares, Inc.                                              614,429              7,883,124                  0.1%
#    Norwood Financial Corp.                                                   1,963                 56,868                  0.0%
#    Ocean Shore Holding Co.                                                   3,443                 49,579                  0.0%
#    OceanFirst Financial Corp.                                               83,331              1,380,795                  0.0%
#    OFG Bancorp                                                             308,312              4,800,418                  0.1%
     Ohio Valley Banc Corp.                                                    6,595                157,423                  0.0%
#    Old Line Bancshares, Inc.                                                 4,075                 65,119                  0.0%
     Old National Bancorp                                                    668,779              9,730,734                  0.1%
*    Old Second Bancorp, Inc.                                                 46,326                222,365                  0.0%
     OmniAmerican Bancorp, Inc.                                               56,434              1,525,975                  0.0%
     OneBeacon Insurance Group, Ltd. Class A                                 154,309              2,458,142                  0.0%
     Oppenheimer Holdings, Inc. Class A                                       28,173                691,647                  0.0%
     Oritani Financial Corp.                                                 302,805              4,472,430                  0.1%
#    Pacific Continental Corp.                                                75,888              1,094,305                  0.0%
*    Pacific Mercantile Bancorp                                                8,605                 60,579                  0.0%
#*   Pacific Premier Bancorp, Inc.                                            36,701                594,189                  0.0%
     PacWest Bancorp                                                         526,842             22,475,080                  0.3%
#    Park National Corp.                                                      66,464              5,607,568                  0.1%
     Park Sterling Corp.                                                     132,390              1,014,107                  0.0%
*    Patriot National Bancorp, Inc.                                            3,100                  5,704                  0.0%
#    Peapack Gladstone Financial Corp.                                        45,193                824,772                  0.0%
#    Penns Woods Bancorp, Inc.                                                16,245                788,370                  0.0%
*    PennyMac Financial Services, Inc. Class A                                 1,621                 27,006                  0.0%
     Peoples Bancorp                                                             555                 13,403                  0.0%
     Peoples Bancorp of North Carolina, Inc.                                   3,975                 69,563                  0.0%
#    Peoples Bancorp, Inc.                                                    39,159                965,269                  0.0%
#*   PHH Corp.                                                               326,647              7,738,267                  0.1%
#*   Phoenix Cos., Inc. (The)                                                 17,230              1,022,773                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
#*       PICO Holdings, Inc.                                                 130,732   $          2,889,177                  0.0%
         Pinnacle Financial Partners, Inc.                                   232,551              9,115,999                  0.1%
#*       Piper Jaffray Cos.                                                   66,404              3,749,170                  0.0%
         Platinum Underwriters Holdings, Ltd.                                185,551             11,621,059                  0.1%
*        Popular, Inc.                                                       100,993              3,219,657                  0.0%
*        Porter Bancorp, Inc.                                                  5,274                  3,698                  0.0%
         PRA Group, Inc.                                                     343,533             21,728,462                  0.2%
#        Preferred Bank                                                       20,614                547,920                  0.0%
         Premier Financial Bancorp, Inc.                                      30,814                448,960                  0.0%
         Primerica, Inc.                                                     389,301             19,912,746                  0.2%
         PrivateBancorp, Inc.                                                463,733             14,987,851                  0.2%
         ProAssurance Corp.                                                   56,548              2,645,315                  0.0%
         Provident Financial Holdings, Inc.                                   45,783                667,516                  0.0%
         Provident Financial Services, Inc.                                  337,651              6,155,378                  0.1%
#        Prudential Bancorp, Inc.                                              7,693                 93,316                  0.0%
         Pulaski Financial Corp.                                              39,714                475,377                  0.0%
#        Pzena Investment Management, Inc. Class A                            67,291                676,275                  0.0%
*        QC Holdings, Inc.                                                    67,835                115,320                  0.0%
#        Radian Group, Inc.                                                  466,486              7,860,289                  0.1%
#        RCS Capital Corp. Class A                                            97,763              1,604,291                  0.0%
#*       Regional Management Corp.                                            13,621                158,821                  0.0%
#        Renasant Corp.                                                      155,392              4,685,069                  0.1%
#        Republic Bancorp, Inc. Class A                                       76,190              1,847,607                  0.0%
*        Republic First Bancorp, Inc.                                         21,386                 84,902                  0.0%
#        Resource America, Inc. Class A                                      115,937              1,106,039                  0.0%
*        Riverview Bancorp, Inc.                                              37,965                154,518                  0.0%
#        RLI Corp.                                                           271,684             13,472,810                  0.2%
*        Royal Bancshares of Pennsylvania, Inc. Class A                       16,590                 31,023                  0.0%
#        S&T Bancorp, Inc.                                                   150,961              4,165,014                  0.1%
#*       Safeguard Scientifics, Inc.                                         130,982              2,613,091                  0.0%
         Safety Insurance Group, Inc.                                        102,202              6,375,361                  0.1%
         Salisbury Bancorp, Inc.                                               2,458                 67,472                  0.0%
#        Sandy Spring Bancorp, Inc.                                          130,256              3,360,605                  0.0%
         SB Financial Group, Inc.                                                790                  7,221                  0.0%
#*       Seacoast Banking Corp. of Florida                                    38,720                494,067                  0.0%
*        Select Bancorp, Inc.                                                  2,400                 16,248                  0.0%
         Selective Insurance Group, Inc.                                     342,398              8,840,716                  0.1%
#*       Shore Bancshares, Inc.                                               16,489                151,369                  0.0%
         SI Financial Group, Inc.                                              6,862                 75,756                  0.0%
#        Sierra Bancorp                                                       37,175                637,923                  0.0%
#        Simmons First National Corp. Class A                                 96,697              4,060,307                  0.1%
         Simplicity Bancorp, Inc.                                             17,616                291,897                  0.0%
         South State Corp.                                                   150,413              9,071,408                  0.1%
*        Southcoast Financial Corp.                                               13                     90                  0.0%
(Degree) Southern Community Financial Corp.                                   57,808                 53,513                  0.0%
*        Southern First Bancshares, Inc.                                       3,037                 44,158                  0.0%
         Southern Missouri Bancorp, Inc.                                       1,107                 40,926                  0.0%
#        Southern National Bancorp of Virginia, Inc.                             493                  5,709                  0.0%
#        Southside Bancshares, Inc.                                           84,173              2,826,529                  0.0%
         Southwest Bancorp, Inc.                                              90,554              1,632,689                  0.0%
         Southwest Georgia Financial Corp.                                     1,844                 24,894                  0.0%
#*       St Joe Co. (The)                                                    285,095              5,459,569                  0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     StanCorp Financial Group, Inc.                                          253,856   $         17,658,223                  0.2%
     State Auto Financial Corp.                                              133,348              2,790,974                  0.0%
     Sterling Bancorp                                                        457,713              6,435,445                  0.1%
     Stewart Information Services Corp.                                      142,383              5,028,968                  0.1%
*    Stifel Financial Corp.                                                  396,794             18,851,683                  0.2%
#    Stock Yards Bancorp, Inc.                                                59,324              1,974,303                  0.0%
*    Stratus Properties, Inc.                                                 26,622                367,916                  0.0%
     Suffolk Bancorp                                                          78,876              1,810,993                  0.0%
     Summit State Bank                                                           195                  2,514                  0.0%
#*   Sun Bancorp, Inc.                                                        51,776              1,045,875                  0.0%
     Susquehanna Bancshares, Inc.                                          1,269,217             12,451,019                  0.1%
     Sussex Bancorp                                                           10,149                101,997                  0.0%
#*   SWS Group, Inc.                                                          72,807                538,044                  0.0%
     Symetra Financial Corp.                                                 622,949             14,763,891                  0.2%
     Synovus Financial Corp.                                                 491,566             12,466,114                  0.1%
     TCF Financial Corp.                                                   1,242,031             19,189,379                  0.2%
#*   Tejon Ranch Co.                                                         130,526              3,939,275                  0.1%
     Territorial Bancorp, Inc.                                                41,901                900,033                  0.0%
#    Teton Advisors, Inc. Class A                                                311                 15,861                  0.0%
#*   Texas Capital Bancshares, Inc.                                          301,830             18,456,904                  0.2%
     Timberland Bancorp, Inc.                                                 76,238                805,073                  0.0%
#    Tompkins Financial Corp.                                                 51,945              2,607,639                  0.0%
#    Towne Bank                                                               92,522              1,402,634                  0.0%
#*   Tree.com, Inc.                                                           56,523              2,090,786                  0.0%
#    Trico Bancshares                                                         83,400              2,193,410                  0.0%
*    Trinity Place Holdings, Inc.                                             34,797                200,431                  0.0%
#*   TriState Capital Holdings, Inc.                                           3,630                 35,393                  0.0%
#    TrustCo Bank Corp.                                                      606,880              4,430,224                  0.1%
#    Trustmark Corp.                                                         433,045             10,535,985                  0.1%
#    UMB Financial Corp.                                                     275,391             16,407,796                  0.2%
     Umpqua Holdings Corp.                                                   588,108             10,350,701                  0.1%
*    Unico American Corp.                                                     11,600                135,024                  0.0%
     Union Bankshares Corp.                                                  206,000              4,630,880                  0.1%
     Union Bankshares, Inc.                                                    2,252                 55,151                  0.0%
     United Bancshares, Inc.                                                     900                 13,338                  0.0%
#    United Bankshares, Inc.                                                 384,847             13,192,555                  0.2%
     United Community Banks, Inc.                                            337,473              6,084,638                  0.1%
#    United Community Financial Corp.                                        503,382              2,577,316                  0.0%
     United Financial Bancorp, Inc.                                          244,826              3,434,909                  0.0%
     United Fire Group, Inc.                                                 109,027              3,541,197                  0.0%
*    United Security Bancshares                                               28,868                163,104                  0.0%
     Unity Bancorp, Inc.                                                       9,365                 85,783                  0.0%
#    Universal Insurance Holdings, Inc.                                      251,915              4,408,512                  0.1%
#    Univest Corp. of Pennsylvania                                            69,085              1,417,624                  0.0%
#    Valley National Bancorp                                                 437,851              4,369,753                  0.1%
     ViewPoint Financial Group, Inc.                                         269,267              7,342,911                  0.1%
     Virtus Investment Partners, Inc.                                         50,191              8,994,729                  0.1%
     VSB Bancorp, Inc.                                                         1,037                 12,263                  0.0%
*    Walker & Dunlop, Inc.                                                    62,463              1,006,279                  0.0%
#    Washington Federal, Inc.                                                686,690             14,990,443                  0.2%
#    Washington Trust Bancorp, Inc.                                           75,230              2,886,575                  0.0%
     Waterstone Financial, Inc.                                               84,851              1,038,576                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Financials -- (Continued)
     Wayne Savings Bancshares, Inc.                                            2,043   $             26,253                  0.0%
#    Webster Financial Corp.                                                 636,653             19,952,705                  0.2%
#    WesBanco, Inc.                                                          143,501              4,945,044                  0.1%
#    West Bancorporation, Inc.                                                64,118              1,063,076                  0.0%
#    Westamerica Bancorporation                                              161,399              7,963,427                  0.1%
*    Western Alliance Bancorp                                                608,357             16,194,463                  0.2%
     Westfield Financial, Inc.                                               115,394                815,836                  0.0%
     Westwood Holdings Group, Inc.                                            29,368              1,982,340                  0.0%
     Wilshire Bancorp, Inc.                                                  552,640              5,471,136                  0.1%
     Wintrust Financial Corp.                                                304,144             14,087,950                  0.2%
#*   WisdomTree Investments, Inc.                                            942,537             13,902,421                  0.2%
#*   World Acceptance Corp.                                                   62,914              4,508,417                  0.1%
*    Wright Investors' Service Holdings, Inc.                                 13,860                 22,176                  0.0%
     WSFS Financial Corp.                                                     12,912              1,015,529                  0.0%
     WVS Financial Corp.                                                       4,423                 48,321                  0.0%
*    Yadkin Financial Corp.                                                   26,461                513,608                  0.0%
                                                                                       --------------------   ------------------
Total Financials                                                                              1,606,644,062                 17.4%
                                                                                       --------------------   ------------------
Health Care -- (7.9%)
#    Abaxis, Inc.                                                             48,759              2,567,649                  0.0%
#*   Acadia Healthcare Co., Inc.                                             315,944             19,604,325                  0.2%
#*   Accelerate Diagnostics, Inc.                                             10,203                221,609                  0.0%
#*   Accretive Health, Inc.                                                    5,000                 36,000                  0.0%
#*   Accuray, Inc.                                                           290,164              1,836,738                  0.0%
#*   Achillion Pharmaceuticals, Inc.                                          13,511                158,754                  0.0%
#*   Acorda Therapeutics, Inc.                                               211,500              7,364,430                  0.1%
#*   Adcare Health Systems, Inc.                                                 970                  4,190                  0.0%
*    Addus HomeCare Corp.                                                     64,481              1,281,237                  0.0%
#*   Affymetrix, Inc.                                                        474,809              4,278,029                  0.1%
#*   Air Methods Corp.                                                       268,361             12,674,690                  0.1%
#*   Akorn, Inc.                                                             616,939             27,484,632                  0.3%
#*   Albany Molecular Research, Inc.                                         241,896              5,626,501                  0.1%
*    Alere, Inc.                                                             212,643              8,499,341                  0.1%
#*   Alliance HealthCare Services, Inc.                                       49,128              1,185,459                  0.0%
*    Allied Healthcare Products, Inc.                                         13,770                 25,888                  0.0%
#*   Allscripts Healthcare Solutions, Inc.                                 1,220,478             16,744,958                  0.2%
*    Almost Family, Inc.                                                      36,510              1,074,854                  0.0%
#*   Alphatec Holdings, Inc.                                                 255,458                388,296                  0.0%
#*   AMAG Pharmaceuticals, Inc.                                               80,969              2,672,787                  0.0%
#*   Amedisys, Inc.                                                          220,560              5,756,616                  0.1%
*    American Shared Hospital Services                                        10,189                 22,110                  0.0%
*    AMN Healthcare Services, Inc.                                           293,626              5,035,686                  0.1%
*    Amsurg Corp.                                                            268,745             14,514,917                  0.2%
*    Anacor Pharmaceuticals, Inc.                                              6,468                190,224                  0.0%
#    Analogic Corp.                                                           75,291              5,491,726                  0.1%
*    AngioDynamics, Inc.                                                     174,710              2,970,070                  0.0%
#*   ANI Pharmaceuticals, Inc.                                                   799                 27,134                  0.0%
#*   Anika Therapeutics, Inc.                                                105,372              4,229,632                  0.1%
*    Arqule, Inc.                                                             93,636                107,681                  0.0%
*    Arrhythmia Research Technology, Inc.                                      6,674                 43,047                  0.0%
*    AtriCure, Inc.                                                            5,637                 98,309                  0.0%
#    Atrion Corp.                                                             10,342              3,412,963                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
#*          Auxilium Pharmaceuticals, Inc.                                   275,135   $          8,851,093                  0.1%
#*          AVEO Pharmaceuticals, Inc.                                       126,042                122,261                  0.0%
*           Bio-Reference Laboratories, Inc.                                 130,423              3,917,907                  0.0%
#*          Bioanalytical Systems, Inc.                                        5,617                 12,919                  0.0%
#*          BioScrip, Inc.                                                   475,938              3,074,559                  0.0%
*           Biospecifics Technologies Corp.                                   20,593                826,191                  0.0%
*           Biota Pharmaceuticals, Inc.                                       24,681                 60,468                  0.0%
#*          BioTelemetry, Inc.                                               160,926              1,350,169                  0.0%
#*          Bovie Medical Corp.                                               54,539                214,884                  0.0%
*           Cambrex Corp.                                                    210,009              4,426,990                  0.1%
            Cantel Medical Corp.                                             263,035             11,152,684                  0.1%
*           Capital Senior Living Corp.                                      181,346              4,080,285                  0.1%
#*          CASI Pharmaceuticals, Inc.                                         9,289                 16,627                  0.0%
*           Catalyst Pharmaceutical Partners, Inc.                             6,701                 19,902                  0.0%
#*          Celsion Corp.                                                      8,283                 22,695                  0.0%
*           Centene Corp.                                                    172,497             15,985,297                  0.2%
*           Charles River Laboratories International, Inc.                   354,585             22,395,589                  0.2%
#           Chemed Corp.                                                     102,071             10,550,059                  0.1%
#           Computer Programs & Systems, Inc.                                 75,596              4,761,036                  0.1%
            CONMED Corp.                                                     121,090              5,084,569                  0.1%
(Degree)#   Contra Furiex Pharmaceuticals                                     22,027                215,204                  0.0%
#*          Corcept Therapeutics, Inc.                                        59,506                193,394                  0.0%
*           Corvel Corp.                                                     116,223              4,000,396                  0.0%
*           Cross Country Healthcare, Inc.                                   203,057              1,963,561                  0.0%
            CryoLife, Inc.                                                   164,792              1,690,766                  0.0%
#*          Cumberland Pharmaceuticals, Inc.                                 140,275                687,347                  0.0%
#*          Cutera, Inc.                                                      87,984                923,832                  0.0%
*           Cyberonics, Inc.                                                 174,633              9,168,232                  0.1%
*           Cynosure, Inc. Class A                                           175,359              4,434,829                  0.1%
#*          Cytokinetics, Inc.                                                29,220                107,237                  0.0%
            Daxor Corp.                                                       14,561                 93,409                  0.0%
#*          Depomed, Inc.                                                    368,459              5,674,269                  0.1%
            Digirad Corp.                                                    120,709                519,049                  0.0%
#*          Discovery Laboratories, Inc.                                       1,415                  2,589                  0.0%
#*          Durect Corp.                                                     120,100                 87,673                  0.0%
#*          Emergent Biosolutions, Inc.                                      244,347              5,527,129                  0.1%
            Ensign Group, Inc. (The)                                         136,854              5,298,987                  0.1%
#*          EnteroMedics, Inc.                                                 3,200                  4,288                  0.0%
*           Enzo Biochem, Inc.                                               184,277                961,926                  0.0%
#*          EPIRUS Biopharmaceuticals, Inc.                                      353                  1,747                  0.0%
#*          Exact Sciences Corp.                                              80,468              1,936,865                  0.0%
*           Exactech, Inc.                                                    50,607              1,077,929                  0.0%
#*          ExamWorks Group, Inc.                                            211,378              8,197,239                  0.1%
#*          Fibrocell Science, Inc.                                            3,711                 10,391                  0.0%
*           Five Star Quality Care, Inc.                                     221,308                914,002                  0.0%
#*          Galena Biopharma, Inc.                                                84                    172                  0.0%
*           Gentiva Health Services, Inc.                                    173,978              3,427,367                  0.0%
#*          Globus Medical, Inc. Class A                                     445,999              9,887,798                  0.1%
*           Greatbatch, Inc.                                                 163,357              8,198,888                  0.1%
*           Haemonetics Corp.                                                315,536             11,902,018                  0.1%
#*          Hanger, Inc.                                                     213,405              5,106,782                  0.1%
#*          Harvard Apparatus Regenerative Technology, Inc.                   33,977                213,376                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
*           Harvard Bioscience, Inc.                                         144,575   $            693,960                  0.0%
*           Health Net, Inc.                                                 485,957             23,087,817                  0.3%
#           HealthSouth Corp.                                                436,208             17,592,269                  0.2%
*           HealthStream, Inc.                                                99,925              3,093,678                  0.0%
#*          Healthways, Inc.                                                 239,912              3,718,636                  0.0%
            Hill-Rom Holdings, Inc.                                          407,682             18,133,695                  0.2%
#*          HMS Holdings Corp.                                               243,099              5,647,190                  0.1%
*           Hooper Holmes, Inc.                                              832,149                457,682                  0.0%
*           Hyperion Therapeutics, Inc.                                       14,313                347,806                  0.0%
*           ICU Medical, Inc.                                                100,401              7,118,431                  0.1%
#*          Idera Pharmaceuticals, Inc.                                      146,982                374,804                  0.0%
*           Impax Laboratories, Inc.                                         491,248             14,231,455                  0.2%
#*          Infinity Pharmaceuticals, Inc.                                   123,598              1,683,405                  0.0%
#*          InfuSystems Holdings, Inc.                                         3,500                 13,790                  0.0%
#*          Insys Therapeutics, Inc.                                         133,801              5,442,356                  0.1%
#*          Integra LifeSciences Holdings Corp.                              210,276             10,747,206                  0.1%
            Invacare Corp.                                                   184,158              2,893,122                  0.0%
#*          IPC The Hospitalist Co., Inc.                                    105,844              4,409,461                  0.1%
*           Iridex Corp.                                                       4,691                 36,684                  0.0%
            Kewaunee Scientific Corp.                                         10,935                190,269                  0.0%
            Kindred Healthcare, Inc.                                         415,262              9,031,948                  0.1%
#           Landauer, Inc.                                                    45,158              1,616,205                  0.0%
#*          Lannett Co., Inc.                                                253,044             14,352,656                  0.2%
#           LeMaitre Vascular, Inc.                                           98,353                719,944                  0.0%
#*          LHC Group, Inc.                                                   82,789              2,015,912                  0.0%
*           LifePoint Hospitals, Inc.                                        236,483             16,553,810                  0.2%
#*          Ligand Pharmaceuticals, Inc. Class B                             140,756              7,779,584                  0.1%
#*          Luminex Corp.                                                    134,126              2,548,394                  0.0%
*           Magellan Health Services, Inc.                                   187,131             11,325,168                  0.1%
*           Masimo Corp.                                                     366,491              9,250,233                  0.1%
#*          Mast Therapeutics, Inc.                                           76,900                 39,134                  0.0%
*           MedAssets, Inc.                                                  371,225              8,040,733                  0.1%
(Degree)*   MedCath Corp.                                                     65,962                     --                  0.0%
*           Medicines Co. (The)                                              413,859             10,478,910                  0.1%
#*          MediciNova, Inc.                                                  25,896                 92,449                  0.0%
*           Merge Healthcare, Inc.                                            53,790                147,922                  0.0%
#           Meridian Bioscience, Inc.                                        232,617              4,312,719                  0.1%
*           Merit Medical Systems, Inc.                                      242,967              3,680,950                  0.0%
*           MGC Diagnostics Corp.                                                215                  1,475                  0.0%
*           Misonix, Inc.                                                     86,409              1,154,424                  0.0%
*           Molina Healthcare, Inc.                                          352,768             17,158,636                  0.2%
#*          Momenta Pharmaceuticals, Inc.                                    303,356              3,309,614                  0.0%
#*          MWI Veterinary Supply, Inc.                                       52,394              8,888,904                  0.1%
#*          Myriad Genetics, Inc.                                            502,527             19,844,791                  0.2%
            National Healthcare Corp.                                         42,718              2,576,323                  0.0%
#*          National Research Corp. Class A                                   88,416              1,404,930                  0.0%
#*          National Research Corp. Class B                                   14,736                482,162                  0.0%
#*          Natus Medical, Inc.                                              233,927              7,953,518                  0.1%
#*          Neogen Corp.                                                      99,867              4,384,161                  0.1%
*           NuVasive, Inc.                                                   322,282             13,181,334                  0.1%
*           Omnicell, Inc.                                                   236,534              7,642,414                  0.1%
#*          OncoGenex Pharmaceutical, Inc.                                    11,746                 26,311                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
#*   Oncothyreon, Inc.                                                         7,277   $             13,099                  0.0%
#*   Opko Health, Inc.                                                        93,468                780,458                  0.0%
*    OraSure Technologies, Inc.                                              102,398                916,462                  0.0%
*    Orthofix International NV                                               113,196              3,322,303                  0.0%
#    Owens & Minor, Inc.                                                     451,284             15,036,783                  0.2%
#*   Pacific Biosciences of California, Inc.                                  79,858                523,868                  0.0%
#*   Pacira Pharmaceuticals, Inc.                                              4,095                380,098                  0.0%
*    Pain Therapeutics, Inc.                                                 203,822                354,650                  0.0%
     Paratek Pharmaceuticals, Inc.                                             6,149                 99,919                  0.0%
#*   PAREXEL International Corp.                                             364,006             19,769,166                  0.2%
*    PDI, Inc.                                                               127,587                232,208                  0.0%
#    PDL BioPharma, Inc.                                                     697,874              5,952,865                  0.1%
#*   Pernix Therapeutics Holdings, Inc.                                       65,748                641,043                  0.0%
*    PharMerica Corp.                                                        196,882              5,648,545                  0.1%
#*   PhotoMedex, Inc.                                                         17,948                 68,920                  0.0%
#    Pozen, Inc.                                                             168,990              1,532,739                  0.0%
*    Prestige Brands Holdings, Inc.                                          355,519             12,592,483                  0.1%
#*   Progenics Pharmaceuticals, Inc.                                         149,791                723,491                  0.0%
*    ProPhase Labs, Inc.                                                      15,982                 22,215                  0.0%
#*   Providence Service Corp. (The)                                          101,248              4,473,137                  0.1%
#*   pSivida Corp.                                                            18,377                 72,405                  0.0%
     Psychemedics Corp.                                                        6,901                 99,650                  0.0%
#    Quality Systems, Inc.                                                   397,362              6,004,140                  0.1%
#*   Quidel Corp.                                                            148,605              4,242,673                  0.1%
*    RadNet, Inc.                                                            246,240              2,290,032                  0.0%
*    Receptos, Inc.                                                           36,944              3,829,246                  0.0%
#*   Repligen Corp.                                                          237,910              6,000,090                  0.1%
#*   Repros Therapeutics, Inc.                                                 6,764                 42,884                  0.0%
#*   Rigel Pharmaceuticals, Inc.                                             339,496                672,202                  0.0%
#*   RTI Surgical, Inc.                                                      334,711              1,703,679                  0.0%
#*   RXi Pharmaceuticals Corp.                                                     2                      4                  0.0%
#*   Sagent Pharmaceuticals, Inc.                                            104,406              3,303,406                  0.0%
*    Sciclone Pharmaceuticals, Inc.                                          371,237              2,836,251                  0.0%
     Select Medical Holdings Corp.                                           895,605             12,914,624                  0.1%
     Simulations Plus, Inc.                                                   35,178                223,029                  0.0%
*    Skilled Healthcare Group, Inc. Class A                                  114,143                791,011                  0.0%
     Span-America Medical Systems, Inc.                                       12,193                229,838                  0.0%
#*   Special Diversified Opportunities, Inc.                                   1,950                  2,321                  0.0%
#*   Spectrum Pharmaceuticals, Inc.                                          280,684              2,127,585                  0.0%
#*   Staar Surgical Co.                                                       64,251                614,882                  0.0%
#*   StemCells, Inc.                                                          10,349                 12,315                  0.0%
*    Stereotaxis, Inc.                                                         8,630                 17,087                  0.0%
     STERIS Corp.                                                            354,414             21,902,785                  0.2%
#*   Sucampo Pharmaceuticals, Inc. Class A                                   112,510                969,836                  0.0%
#*   SurModics, Inc.                                                          81,334              1,760,881                  0.0%
*    Symmetry Medical, Inc.                                                  232,530              2,302,047                  0.0%
#*   Targacept, Inc.                                                          45,419                106,280                  0.0%
*    Team Health Holdings, Inc.                                              313,378             19,598,660                  0.2%
*    Thoratec Corp.                                                          172,027              4,675,694                  0.1%
#*   Threshold Pharmaceuticals, Inc.                                          10,400                 30,472                  0.0%
#*   Tornier NV                                                              209,268              5,849,041                  0.1%
*    TransEnterix, Inc.                                                        5,765                 23,637                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Health Care -- (Continued)
*          Triple-S Management Corp. Class B                                 126,097   $          2,791,788                  0.0%
*          Universal American Corp.                                          375,334              3,498,113                  0.0%
*          Uroplasty, Inc.                                                    12,442                 31,105                  0.0%
           US Physical Therapy, Inc.                                          63,115              2,723,412                  0.0%
#          Utah Medical Products, Inc.                                        17,665              1,003,372                  0.0%
#*         Vascular Solutions, Inc.                                          100,661              2,960,440                  0.0%
*          VCA, Inc.                                                         609,114             27,757,325                  0.3%
#*         Verastem, Inc.                                                      1,138                 10,800                  0.0%
*          Vical, Inc.                                                        12,783                 15,979                  0.0%
#*         Volcano Corp.                                                      16,523                167,213                  0.0%
*          WellCare Health Plans, Inc.                                       155,366             10,544,690                  0.1%
#          West Pharmaceutical Services, Inc.                                353,188             18,100,885                  0.2%
#*         Wright Medical Group, Inc.                                        255,723              8,085,961                  0.1%
#*         XenoPort, Inc.                                                      3,997                 27,100                  0.0%
(Degree)*  Xstelos Holdings, Inc.                                             22,800                  7,752                  0.0%
                                                                                       --------------------   ------------------
Total Health Care                                                                               910,953,815                  9.8%
                                                                                       --------------------   ------------------
Industrials -- (14.2%)
#          AAON, Inc.                                                        356,284              7,000,981                  0.1%
           AAR Corp.                                                         254,724              6,750,186                  0.1%
           ABM Industries, Inc.                                              364,520             10,075,333                  0.1%
#          Acacia Research Corp.                                             215,375              3,876,750                  0.1%
*          ACCO Brands Corp.                                                 381,577              3,140,379                  0.0%
*          Accuride Corp.                                                    169,320                816,122                  0.0%
#          Aceto Corp.                                                       191,076              4,345,068                  0.1%
#          Acme United Corp.                                                   7,500                129,375                  0.0%
*          Active Power, Inc.                                                 77,492                142,585                  0.0%
           Actuant Corp. Class A                                             447,626             14,185,268                  0.2%
#*         Adept Technology, Inc.                                             63,689                450,918                  0.0%
#*         Advisory Board Co. (The)                                          230,561             12,374,209                  0.1%
*          AECOM Technology Corp.                                              8,242                268,277                  0.0%
#*         Aegion Corp.                                                      246,732              4,520,130                  0.1%
*          AeroCentury Corp.                                                   2,989                 33,238                  0.0%
*          Aerovironment, Inc.                                               153,613              4,708,238                  0.1%
*          Air Transport Services Group, Inc.                                298,808              2,444,249                  0.0%
#          Aircastle, Ltd.                                                   213,426              4,072,168                  0.1%
           Alamo Group, Inc.                                                  65,330              2,798,737                  0.0%
           Albany International Corp. Class A                                185,515              7,008,757                  0.1%
#          Allegiant Travel Co.                                              125,044             16,689,623                  0.2%
(Degree)   Allied Defense Group, Inc.                                         59,074                  4,726                  0.0%
           Allied Motion Technologies, Inc.                                   33,097                485,864                  0.0%
*          Alpha PRO Tech, Ltd.                                                4,493                 15,141                  0.0%
           Altra Industrial Motion Corp.                                     186,654              5,883,334                  0.1%
           AMERCO                                                             73,355             19,888,008                  0.2%
#*         Ameresco, Inc. Class A                                             80,576                663,946                  0.0%
#          American Railcar Industries, Inc.                                 113,169              7,447,652                  0.1%
#          American Science & Engineering, Inc.                               48,582              2,686,585                  0.0%
#*         American Superconductor Corp.                                      57,131                 74,842                  0.0%
*          American Woodmark Corp.                                            91,087              3,726,369                  0.0%
*          AMREP Corp.                                                         8,340                 32,443                  0.0%
#          Apogee Enterprises, Inc.                                          203,001              8,911,744                  0.1%
#          Applied Industrial Technologies, Inc.                             288,111             14,062,698                  0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
*    ARC Document Solutions, Inc.                                            303,012   $          3,075,572                  0.0%
#    ArcBest Corp.                                                           165,496              6,404,695                  0.1%
     Argan, Inc.                                                              97,830              3,405,462                  0.0%
#*   Armstrong World Industries, Inc.                                        109,268              5,290,757                  0.1%
#*   Arotech Corp.                                                            82,319                242,841                  0.0%
     Art's-Way Manufacturing Co., Inc.                                           400                  2,256                  0.0%
#    Astec Industries, Inc.                                                  125,436              4,755,279                  0.1%
*    Astronics Corp.                                                          86,795              4,496,849                  0.1%
#*   Astronics Corp. Class B                                                  33,777              1,746,271                  0.0%
*    Atlas Air Worldwide Holdings, Inc.                                      163,935              6,052,480                  0.1%
*    Avalon Holdings Corp. Class A                                            41,336                144,676                  0.0%
*    Avis Budget Group, Inc.                                                 435,404             24,273,773                  0.3%
#    AZZ, Inc.                                                               168,993              7,902,113                  0.1%
     Babcock & Wilcox Co. (The)                                                4,427                126,612                  0.0%
#    Baltic Trading, Ltd.                                                    149,223                559,586                  0.0%
     Barnes Group, Inc.                                                      348,633             12,746,022                  0.1%
#    Barrett Business Services, Inc.                                          47,056              1,106,287                  0.0%
#*   Beacon Roofing Supply, Inc.                                             334,063              9,243,523                  0.1%
*    Blount International, Inc.                                              415,625              6,363,219                  0.1%
#*   BlueLinx Holdings, Inc.                                                 119,501                143,401                  0.0%
     Brady Corp. Class A                                                     265,847              6,337,792                  0.1%
*    Breeze-Eastern Corp.                                                     41,547                432,504                  0.0%
#    Briggs & Stratton Corp.                                                 312,200              6,309,562                  0.1%
     Brink's Co. (The)                                                       304,603              6,396,663                  0.1%
#*   Builders FirstSource, Inc.                                              148,034                877,842                  0.0%
*    CAI International, Inc.                                                 103,379              2,176,128                  0.0%
#*   Casella Waste Systems, Inc. Class A                                     163,502                735,759                  0.0%
#*   CBIZ, Inc.                                                              306,088              2,825,192                  0.0%
     CDI Corp.                                                                73,234              1,258,892                  0.0%
#    Ceco Environmental Corp.                                                110,262              1,578,952                  0.0%
     Celadon Group, Inc.                                                     148,621              2,892,165                  0.0%
#*   Cenveo, Inc.                                                             24,095                 54,937                  0.0%
#*   Chart Industries, Inc.                                                  167,762              7,809,321                  0.1%
     Chicago Rivet & Machine Co.                                               4,123                127,937                  0.0%
     CIRCOR International, Inc.                                              115,616              8,688,542                  0.1%
     Civeo Corp.                                                             133,947              1,632,814                  0.0%
#    CLARCOR, Inc.                                                           144,443              9,671,903                  0.1%
#*   Clean Harbors, Inc.                                                      11,700                580,671                  0.0%
     Columbus McKinnon Corp.                                                 119,645              3,403,900                  0.0%
     Comfort Systems USA, Inc.                                               233,874              3,592,305                  0.0%
#*   Commercial Vehicle Group, Inc.                                          186,587              1,222,145                  0.0%
     Compx International, Inc.                                                 9,814                109,230                  0.0%
     Con-way, Inc.                                                           413,575             17,936,748                  0.2%
     Conrad Industries, Inc.                                                   6,600                252,450                  0.0%
     Corporate Executive Board Co. (The)                                     236,769             17,449,875                  0.2%
     Courier Corp.                                                            47,126                639,500                  0.0%
     Covanta Holding Corp.                                                   612,082             13,508,650                  0.2%
*    Covenant Transportation Group, Inc. Class A                             158,118              3,279,367                  0.0%
#*   CPI Aerostructures, Inc.                                                 28,946                276,434                  0.0%
*    CRA International, Inc.                                                  38,940              1,168,200                  0.0%
*    CTPartners Executive Search, Inc.                                        16,673                304,282                  0.0%
     Cubic Corp.                                                             156,852              7,566,540                  0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
     Curtiss-Wright Corp.                                                    262,497   $         18,167,417                  0.2%
#    Deluxe Corp.                                                            349,991             21,279,453                  0.2%
#*   DigitalGlobe, Inc.                                                      494,817             14,146,818                  0.2%
     Douglas Dynamics, Inc.                                                  151,575              3,142,150                  0.0%
*    Ducommun, Inc.                                                           69,412              1,833,171                  0.0%
*    DXP Enterprises, Inc.                                                    91,425              6,060,563                  0.1%
*    Dycom Industries, Inc.                                                  228,342              7,167,655                  0.1%
#    Dynamic Materials Corp.                                                  65,489              1,192,555                  0.0%
     Eastern Co. (The)                                                        20,021                326,743                  0.0%
#*   Echo Global Logistics, Inc.                                             161,870              4,229,663                  0.1%
     Ecology and Environment, Inc. Class A                                    10,494                103,786                  0.0%
     EMCOR Group, Inc.                                                       356,400             15,727,932                  0.2%
     Encore Wire Corp.                                                       125,932              4,777,860                  0.1%
#*   Energy Recovery, Inc.                                                   163,092                746,961                  0.0%
#    EnerSys                                                                 294,357             18,485,620                  0.2%
*    Engility Holdings, Inc.                                                  53,795              2,323,944                  0.0%
     Ennis, Inc.                                                             127,149              1,885,620                  0.0%
#*   EnPro Industries, Inc.                                                  157,887             10,188,448                  0.1%
*    Environmental Tectonics Corp.                                             7,400                 17,390                  0.0%
     EnviroStar, Inc.                                                          7,443                 19,352                  0.0%
#*   Erickson, Inc.                                                              953                 13,380                  0.0%
     ESCO Technologies, Inc.                                                 152,906              5,813,486                  0.1%
     Espey Manufacturing & Electronics Corp.                                  13,081                248,539                  0.0%
*    Esterline Technologies Corp.                                            177,418             20,777,422                  0.2%
     Exelis, Inc.                                                            780,550             13,932,817                  0.2%
#    Exponent, Inc.                                                           82,035              6,548,034                  0.1%
     Federal Signal Corp.                                                    434,599              6,171,306                  0.1%
     Forward Air Corp.                                                       210,430             10,073,284                  0.1%
#*   Franklin Covey Co.                                                      115,399              2,262,974                  0.0%
#    Franklin Electric Co., Inc.                                             280,506             10,474,094                  0.1%
     FreightCar America, Inc.                                                 80,154              2,642,677                  0.0%
#*   FTI Consulting, Inc.                                                    270,268             10,913,422                  0.1%
#*   Fuel Tech, Inc.                                                         141,056                571,277                  0.0%
*    Furmanite Corp.                                                         231,689              1,733,034                  0.0%
     G&K Services, Inc. Class A                                              130,107              8,205,848                  0.1%
     GATX Corp.                                                              257,701             16,338,243                  0.2%
*    Gencor Industries, Inc.                                                   5,287                 51,231                  0.0%
#*   GenCorp, Inc.                                                           228,340              3,872,646                  0.1%
#*   Generac Holdings, Inc.                                                  285,142             12,928,338                  0.1%
     General Cable Corp.                                                     296,590              4,202,680                  0.1%
*    Gibraltar Industries, Inc.                                              160,792              2,452,078                  0.0%
     Global Brass & Copper Holdings, Inc.                                     49,136                687,904                  0.0%
#    Global Power Equipment Group, Inc.                                       47,303                644,740                  0.0%
#*   Goldfield Corp. (The)                                                    77,899                149,566                  0.0%
#    Gorman-Rupp Co. (The)                                                   132,057              4,191,489                  0.1%
*    GP Strategies Corp.                                                     108,912              3,611,522                  0.0%
#*   GrafTech International, Ltd.                                            378,624              1,624,297                  0.0%
#    Graham Corp.                                                             54,814              1,836,269                  0.0%
#    Granite Construction, Inc.                                              262,505              9,689,060                  0.1%
#*   Great Lakes Dredge & Dock Corp.                                         359,456              2,512,597                  0.0%
#    Greenbrier Cos., Inc. (The)                                             203,804             12,745,902                  0.1%
     Griffon Corp.                                                           269,390              3,310,803                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
     H&E Equipment Services, Inc.                                            243,486   $          9,103,942                  0.1%
     Hardinge, Inc.                                                           53,864                604,354                  0.0%
#    Harsco Corp.                                                            549,868             11,921,138                  0.1%
#*   Hawaiian Holdings, Inc.                                                 319,774              5,544,881                  0.1%
#    Healthcare Services Group, Inc.                                         437,185             13,019,369                  0.1%
#    Heartland Express, Inc.                                                 610,242             15,341,484                  0.2%
#    HEICO Corp.                                                             142,812              7,746,123                  0.1%
     HEICO Corp. Class A                                                     153,946              7,043,030                  0.1%
     Heidrick & Struggles International, Inc.                                 95,683              1,992,120                  0.0%
#*   Heritage-Crystal Clean, Inc.                                              6,414                116,350                  0.0%
#    Herman Miller, Inc.                                                     158,182              5,061,824                  0.1%
*    Hill International, Inc.                                                194,332                754,008                  0.0%
     Hillenbrand, Inc.                                                       433,125             14,418,731                  0.2%
#    HNI Corp.                                                               314,810             14,685,886                  0.2%
     Houston Wire & Cable Co.                                                136,012              1,844,323                  0.0%
*    Hub Group, Inc. Class A                                                 312,519             11,341,315                  0.1%
*    Hudson Global, Inc.                                                     123,326                420,542                  0.0%
#*   Hudson Technologies, Inc.                                                 3,900                 17,394                  0.0%
     Huntington Ingalls Industries, Inc.                                      27,260              2,884,653                  0.0%
     Hurco Cos., Inc.                                                         33,778              1,301,466                  0.0%
*    Huron Consulting Group, Inc.                                            162,224             11,292,413                  0.1%
#*   Huttig Building Products, Inc.                                          100,706                365,563                  0.0%
     Hyster-Yale Materials Handling, Inc.                                     80,994              6,357,219                  0.1%
*    ICF International, Inc.                                                 101,715              3,696,323                  0.0%
#*   InnerWorkings, Inc.                                                     144,886              1,315,565                  0.0%
*    Innovative Solutions & Support, Inc.                                     46,017                128,387                  0.0%
#    Insperity, Inc.                                                         169,292              5,342,856                  0.1%
     Insteel Industries, Inc.                                                100,361              2,392,606                  0.0%
*    Integrated Electrical Services, Inc.                                     37,023                293,592                  0.0%
#*   Intelligent Systems Corp.                                                32,937                 40,018                  0.0%
     Interface, Inc.                                                         441,899              7,083,641                  0.1%
#    International Shipholding Corp.                                          18,655                373,846                  0.0%
#    Intersections, Inc.                                                      90,158                360,632                  0.0%
#*   JetBlue Airways Corp.                                                 2,047,846             23,632,143                  0.3%
#    John Bean Technologies Corp.                                            195,067              5,846,158                  0.1%
*    JPS Industries, Inc.                                                      8,700                 61,770                  0.0%
     Kadant, Inc.                                                             37,897              1,566,662                  0.0%
#    Kaman Corp.                                                             175,230              7,545,404                  0.1%
     Kelly Services, Inc. Class A                                            199,424              3,515,845                  0.0%
     Kelly Services, Inc. Class B                                                350                  5,294                  0.0%
*    Key Technology, Inc.                                                     20,756                274,809                  0.0%
#*   KEYW Holding Corp. (The)                                                 16,970                172,246                  0.0%
#    Kforce, Inc.                                                            224,793              5,203,958                  0.1%
     Kimball International, Inc. Class B                                     173,163              3,113,471                  0.0%
#    Knight Transportation, Inc.                                             603,555             17,660,019                  0.2%
     Knoll, Inc.                                                             316,927              6,303,678                  0.1%
*    Korn/Ferry International                                                350,220              9,781,645                  0.1%
#*   Kratos Defense & Security Solutions, Inc.                               385,584              2,687,520                  0.0%
#    Landstar System, Inc.                                                   301,440             22,309,574                  0.2%
*    Lawson Products, Inc.                                                    35,060                844,245                  0.0%
#*   Layne Christensen Co.                                                   106,626                767,707                  0.0%
#    LB Foster Co. Class A                                                    52,658              2,848,271                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#    Lindsay Corp.                                                            78,825   $          6,912,953                  0.1%
#*   LMI Aerospace, Inc.                                                      69,461                915,496                  0.0%
     LS Starrett Co. (The) Class A                                            31,156                460,486                  0.0%
     LSI Industries, Inc.                                                     99,145                709,878                  0.0%
*    Luna Innovations, Inc.                                                    6,456                  8,780                  0.0%
*    Lydall, Inc.                                                             68,607              2,122,015                  0.0%
#*   Magnetek, Inc.                                                           38,959              1,210,456                  0.0%
#*   Manitex International, Inc.                                               6,890                 78,753                  0.0%
#    Manitowoc Co., Inc. (The)                                               739,632             15,413,931                  0.2%
     Marten Transport, Ltd.                                                  208,354              4,087,905                  0.1%
#*   MasTec, Inc.                                                            519,426             14,876,361                  0.2%
     Mastech Holdings, Inc.                                                    2,673                 31,408                  0.0%
     Matson, Inc.                                                            273,034              7,778,739                  0.1%
#    Matthews International Corp. Class A                                    190,867              8,795,151                  0.1%
#    McGrath RentCorp                                                        110,867              4,049,972                  0.1%
#*   Meritor, Inc.                                                           728,932              8,375,429                  0.1%
*    Mfri, Inc.                                                               39,691                361,982                  0.0%
*    Middleby Corp. (The)                                                     17,221              1,524,059                  0.0%
#    Miller Industries, Inc.                                                  61,388              1,213,641                  0.0%
*    Mistras Group, Inc.                                                     139,480              2,300,025                  0.0%
#    Mobile Mini, Inc.                                                       316,798             13,885,256                  0.2%
*    Moog, Inc. Class A                                                      225,647             17,271,021                  0.2%
*    Moog, Inc. Class B                                                       10,012                764,016                  0.0%
*    MRC Global, Inc.                                                        133,029              2,797,600                  0.0%
     MSA Safety, Inc.                                                        252,495             14,510,888                  0.2%
     Mueller Industries, Inc.                                                396,246             12,862,145                  0.1%
     Mueller Water Products, Inc. Class A                                  1,106,616             10,922,300                  0.1%
#    Multi-Color Corp.                                                        79,660              3,927,238                  0.1%
*    MYR Group, Inc.                                                         137,487              3,566,413                  0.0%
#    National Presto Industries, Inc.                                         27,933              1,761,455                  0.0%
*    Navigant Consulting, Inc.                                               278,338              4,283,622                  0.1%
#*   NCI Building Systems, Inc.                                               22,318                443,459                  0.0%
#    NL Industries, Inc.                                                     150,263              1,095,417                  0.0%
     NN, Inc.                                                                117,955              2,948,875                  0.0%
#*   Nortek, Inc.                                                             13,330              1,110,122                  0.0%
*    Northwest Pipe Co.                                                       58,333              2,087,155                  0.0%
#*   Ocean Power Technologies, Inc.                                           34,916                 34,916                  0.0%
#*   Odyssey Marine Exploration, Inc.                                        125,767                148,405                  0.0%
#    Omega Flex, Inc.                                                         25,792                686,583                  0.0%
*    On Assignment, Inc.                                                     294,208              8,561,453                  0.1%
#*   Orbit International Corp.                                                 1,977                  4,943                  0.0%
*    Orbital Sciences Corp.                                                  417,575             10,982,222                  0.1%
*    Orion Energy Systems, Inc.                                               89,235                513,101                  0.0%
#*   Orion Marine Group, Inc.                                                 99,061              1,085,709                  0.0%
#*   PAM Transportation Services, Inc.                                        38,767              1,666,206                  0.0%
     Park-Ohio Holdings Corp.                                                 71,680              3,806,925                  0.0%
*    Patrick Industries, Inc.                                                 71,967              3,074,430                  0.0%
#*   Patriot Transportation Holding, Inc.                                     38,246              1,620,101                  0.0%
*    Pendrell Corp.                                                          161,066                268,980                  0.0%
#*   Performant Financial Corp.                                              270,326              2,332,913                  0.0%
*    PGT, Inc.                                                               323,798              3,045,320                  0.0%
*    Pike Corp.                                                              166,625              1,989,503                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
#*   Plug Power, Inc.                                                         66,963   $            315,396                  0.0%
#*   Ply Gem Holdings, Inc.                                                    7,033                 79,825                  0.0%
#*   PMFG, Inc.                                                               35,785                188,229                  0.0%
#*   Polypore International, Inc.                                            222,806              9,785,640                  0.1%
#    Powell Industries, Inc.                                                  67,646              3,079,922                  0.0%
#*   PowerSecure International, Inc.                                         152,483              1,703,235                  0.0%
#    Preformed Line Products Co.                                              22,931              1,306,838                  0.0%
     Primoris Services Corp.                                                 340,981              9,792,974                  0.1%
#*   Proto Labs, Inc.                                                        165,838             10,840,830                  0.1%
     Providence and Worcester Railroad Co.                                     5,591                 99,464                  0.0%
     Quad/Graphics, Inc.                                                      17,075                376,504                  0.0%
*    Quality Distribution, Inc.                                              191,497              2,481,801                  0.0%
     Quanex Building Products Corp.                                          235,576              4,716,232                  0.1%
#*   Radiant Logistics, Inc.                                                  24,782                 95,906                  0.0%
#    Raven Industries, Inc.                                                  261,408              6,626,693                  0.1%
#    RBC Bearings, Inc.                                                      143,601              8,723,761                  0.1%
*    RCM Technologies, Inc.                                                  146,273              1,102,898                  0.0%
#*   Real Goods Solar, Inc. Class A                                            2,817                  2,268                  0.0%
     Regal-Beloit Corp.                                                        3,548                251,802                  0.0%
#*   Republic Airways Holdings, Inc.                                         262,204              3,282,794                  0.0%
     Resources Connection, Inc.                                              231,115              3,575,349                  0.0%
#*   Rexnord Corp.                                                           450,479             13,311,654                  0.2%
#*   Roadrunner Transportation Systems, Inc.                                 217,939              4,491,723                  0.1%
*    RPX Corp.                                                               335,248              4,710,234                  0.1%
#    RR Donnelley & Sons Co.                                                 481,550              8,403,048                  0.1%
#*   Rush Enterprises, Inc. Class A                                          186,396              7,101,688                  0.1%
*    Rush Enterprises, Inc. Class B                                           37,831              1,223,076                  0.0%
*    Saia, Inc.                                                              171,346              8,399,381                  0.1%
*    Servotronics, Inc.                                                        1,500                  9,615                  0.0%
     SIFCO Industries, Inc.                                                   18,366                624,811                  0.0%
     Simpson Manufacturing Co., Inc.                                         330,468             10,931,881                  0.1%
     SkyWest, Inc.                                                           255,006              2,937,669                  0.0%
*    SL Industries, Inc.                                                      23,596              1,061,820                  0.0%
     SmartPros, Ltd.                                                          10,300                 17,304                  0.0%
*    SP Plus Corp.                                                            77,936              1,700,564                  0.0%
*    Sparton Corp.                                                            45,403              1,230,421                  0.0%
*    Spirit Airlines, Inc.                                                   478,914             35,013,403                  0.4%
#*   Standard Register Co. (The)                                              29,933                153,257                  0.0%
     Standex International Corp.                                              80,829              6,971,501                  0.1%
     Steelcase, Inc. Class A                                                 632,726             11,211,905                  0.1%
#*   Sterling Construction Co., Inc.                                          73,675                649,814                  0.0%
#    Sun Hydraulics Corp.                                                    147,895              5,887,700                  0.1%
#    Supreme Industries, Inc. Class A                                        113,237                753,026                  0.0%
#*   Swift Transportation Co.                                                581,799             14,370,435                  0.2%
#    TAL International Group, Inc.                                           221,561              9,555,926                  0.1%
#*   Taser International, Inc.                                               372,885              7,025,153                  0.1%
*    Team, Inc.                                                              114,892              4,841,549                  0.1%
#*   Tecumseh Products Co.                                                    51,718                190,839                  0.0%
*    Tel-Instrument Electronics Corp.                                          8,400                 44,520                  0.0%
*    Teledyne Technologies, Inc.                                              60,976              6,318,943                  0.1%
     Tennant Co.                                                             119,418              8,804,689                  0.1%
     Tetra Tech, Inc.                                                        434,590             11,651,358                  0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Industrials -- (Continued)
     Textainer Group Holdings, Ltd.                                          238,948   $          8,229,369                  0.1%
*    Thermon Group Holdings, Inc.                                            120,011              2,924,668                  0.0%
#    Titan International, Inc.                                               329,513              3,479,657                  0.0%
#*   Titan Machinery, Inc.                                                    99,135              1,364,098                  0.0%
     Toro Co. (The)                                                          149,478              9,227,277                  0.1%
*    Transcat, Inc.                                                            5,600                 58,856                  0.0%
*    TRC Cos., Inc.                                                          357,086              2,599,586                  0.0%
#*   Trex Co., Inc.                                                          227,079              9,764,397                  0.1%
*    Trimas Corp.                                                            296,560              9,389,090                  0.1%
#    Trinity Industries, Inc.                                                 68,882              2,459,776                  0.0%
*    TrueBlue, Inc.                                                          288,014              7,119,706                  0.1%
*    Tutor Perini Corp.                                                      318,648              8,925,330                  0.1%
#    Twin Disc, Inc.                                                          61,248              1,593,673                  0.0%
*    Ultralife Corp.                                                          60,836                192,850                  0.0%
     UniFirst Corp.                                                           95,238             10,624,751                  0.1%
#    United Stationers, Inc.                                                 259,598             10,843,408                  0.1%
     Universal Forest Products, Inc.                                         116,688              5,830,899                  0.1%
#    Universal Truckload Services, Inc.                                       57,124              1,503,504                  0.0%
#    US Ecology, Inc.                                                        146,905              7,386,383                  0.1%
#*   USA Truck, Inc.                                                          40,231                679,904                  0.0%
#*   UTi Worldwide, Inc.                                                     699,029              7,640,387                  0.1%
#*   Vectrus, Inc.                                                            43,363              1,059,792                  0.0%
*    Versar, Inc.                                                             27,782                 90,292                  0.0%
     Viad Corp.                                                              122,897              3,135,102                  0.0%
*    Vicor Corp.                                                             107,188              1,458,829                  0.0%
*    Virco Manufacturing Corp.                                                30,131                 81,655                  0.0%
*    Volt Information Sciences, Inc.                                         119,747                992,703                  0.0%
     VSE Corp.                                                                12,848                774,477                  0.0%
#*   Wabash National Corp.                                                   480,481              4,948,954                  0.1%
     Watsco, Inc.                                                              3,733                379,347                  0.0%
     Watsco, Inc. Class B                                                     12,022              1,232,435                  0.0%
#    Watts Water Technologies, Inc. Class A                                  201,793             12,234,710                  0.1%
#    Werner Enterprises, Inc.                                                501,239             13,804,122                  0.2%
#*   Wesco Aircraft Holdings, Inc.                                           302,542              5,370,121                  0.1%
#    West Corp.                                                              102,696              3,286,272                  0.0%
#*   Willdan Group, Inc.                                                      48,077                630,770                  0.0%
*    Willis Lease Finance Corp.                                               26,350                601,044                  0.0%
#    Woodward, Inc.                                                           56,121              2,873,956                  0.0%
     WSI Industries, Inc.                                                      1,900                 12,692                  0.0%
*    Xerium Technologies, Inc.                                                17,138                255,699                  0.0%
#*   XPO Logistics, Inc.                                                      94,284              3,763,817                  0.0%
                                                                                       --------------------   ------------------
Total Industrials                                                                             1,632,430,630                 17.7%
                                                                                       --------------------   ------------------
Information Technology -- (15.1%)
#*   ACI Worldwide, Inc.                                                     806,776             15,522,370                  0.2%
#*   Acorn Energy, Inc.                                                       81,749                 85,836                  0.0%
*    Actua Corp.                                                             226,496              4,258,125                  0.1%
#*   Actuate Corp.                                                           286,143              1,227,553                  0.0%
*    Acxiom Corp.                                                            519,292              9,783,461                  0.1%
*    ADDvantage Technologies Group, Inc.                                       6,085                 14,665                  0.0%
#    ADTRAN, Inc.                                                            387,027              8,208,843                  0.1%
*    Advanced Energy Industries, Inc.                                        285,651              5,650,177                  0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*          Advanced Micro Devices, Inc.                                     786,458   $          2,202,082                  0.0%
#           Advent Software, Inc.                                            360,059             12,443,639                  0.1%
#*          Aehr Test Systems                                                 11,205                 29,021                  0.0%
*           Aetrium, Inc.                                                        721                  2,538                  0.0%
#*          Agilysys, Inc.                                                   196,530              2,220,789                  0.0%
#           Alliance Fiber Optic Products, Inc.                               36,954                477,076                  0.0%
#*          Alpha & Omega Semiconductor, Ltd.                                 29,288                271,500                  0.0%
            American Software, Inc. Class A                                  149,523              1,444,392                  0.0%
*           Amkor Technology, Inc.                                         1,253,479              8,498,588                  0.1%
*           Amtech Systems, Inc.                                              43,952                462,815                  0.0%
#*          ANADIGICS, Inc.                                                  265,907                188,794                  0.0%
            Anixter International, Inc.                                      182,184             15,516,611                  0.2%
*           AOL, Inc.                                                         45,260              1,970,168                  0.0%
*           ARRIS Group, Inc.                                                629,730             18,904,495                  0.2%
#*          Ascent Solar Technologies, Inc.                                   10,079                 17,739                  0.0%
#*          Astea International, Inc.                                          2,800                  4,172                  0.0%
            Astro-Med, Inc.                                                   30,318                406,564                  0.0%
*           Atmel Corp.                                                      234,760              1,741,919                  0.0%
#*          Audience, Inc.                                                    21,927                 81,788                  0.0%
*           Autobytel, Inc.                                                  118,054              1,090,819                  0.0%
*           AVG Technologies NV                                              334,751              5,998,738                  0.1%
#*          Aviat Networks, Inc.                                             234,019                411,873                  0.0%
*           Avid Technology, Inc.                                            147,790              1,485,290                  0.0%
            AVX Corp.                                                         91,716              1,324,379                  0.0%
            Aware, Inc.                                                       93,729                404,909                  0.0%
*           Axcelis Technologies, Inc.                                       422,206                920,409                  0.0%
*           AXT, Inc.                                                        189,435                447,067                  0.0%
#           Badger Meter, Inc.                                                91,502              5,208,294                  0.1%
#*          Bankrate, Inc.                                                   360,534              3,915,399                  0.1%
#*          Bazaarvoice, Inc.                                                 87,690                653,291                  0.0%
            Bel Fuse, Inc. Class A                                             8,954                227,432                  0.0%
            Bel Fuse, Inc. Class B                                            42,028              1,188,972                  0.0%
            Belden, Inc.                                                     276,789             19,704,609                  0.2%
*           Benchmark Electronics, Inc.                                      243,068              5,765,573                  0.1%
            Black Box Corp.                                                   86,422              1,900,420                  0.0%
#           Blackbaud, Inc.                                                  276,761             12,315,864                  0.1%
#*          Blackhawk Network Holdings, Inc.                                   8,593                296,974                  0.0%
#*          Blackhawk Network Holdings, Inc. Class B                         174,738              5,836,249                  0.1%
*           Blonder Tongue Laboratories                                       22,536                 23,437                  0.0%
#*          Blucora, Inc.                                                    272,708              4,622,401                  0.1%
(Degree)*   Bogen Corp.                                                       11,900                     --                  0.0%
#           Booz Allen Hamilton Holding Corp.                                237,615              6,261,155                  0.1%
*           Bottomline Technologies de, Inc.                                 210,336              5,277,330                  0.1%
#*          BroadVision, Inc.                                                 18,154                144,506                  0.0%
            Brooks Automation, Inc.                                          444,484              5,480,488                  0.1%
*           Bsquare Corp.                                                     35,768                139,853                  0.0%
*           BTU International, Inc.                                           36,244                120,693                  0.0%
*           Cabot Microelectronics Corp.                                     163,855              7,902,727                  0.1%
#*          CACI International, Inc. Class A                                 166,085             13,667,135                  0.2%
#*          CalAmp Corp.                                                     425,510              8,203,833                  0.1%
*           Calix, Inc.                                                      340,350              3,679,183                  0.1%
#*          Carbonite, Inc.                                                   26,575                290,731                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*          Cardtronics, Inc.                                                293,143   $         11,253,760                  0.1%
*           Cartesian, Inc.                                                   42,154                164,822                  0.0%
*           Cascade Microtech, Inc.                                           83,658                898,487                  0.0%
#           Cass Information Systems, Inc.                                    43,567              2,071,175                  0.0%
*           Ceva, Inc.                                                       132,016              2,151,861                  0.0%
*           Checkpoint Systems, Inc.                                         225,998              2,996,733                  0.0%
#*          ChyronHego Corp.                                                   1,822                  5,211                  0.0%
*           CIBER, Inc.                                                      420,483              1,374,979                  0.0%
#*          Cirrus Logic, Inc.                                               445,829              8,604,500                  0.1%
#*          Clearfield, Inc.                                                  89,369              1,311,937                  0.0%
#*          Cognex Corp.                                                     466,487             18,454,226                  0.2%
*           Coherent, Inc.                                                   157,315             10,249,072                  0.1%
            Cohu, Inc.                                                       131,910              1,345,482                  0.0%
(Degree)*   Commerce One, LLC                                                 45,000                     --                  0.0%
            Communications Systems, Inc.                                      32,263                381,671                  0.0%
*           CommVault Systems, Inc.                                            2,320                102,869                  0.0%
            Computer Task Group, Inc.                                         89,573                788,242                  0.0%
            Compuware Corp.                                                1,248,365             12,670,905                  0.1%
*           comScore, Inc.                                                    36,030              1,518,304                  0.0%
            Comtech Telecommunications Corp.                                 107,619              4,097,055                  0.1%
*           Comverse, Inc.                                                    50,973              1,111,211                  0.0%
            Concurrent Computer Corp.                                         42,599                302,453                  0.0%
*           Constant Contact, Inc.                                           213,704              7,556,573                  0.1%
#           Convergys Corp.                                                  527,042             10,630,437                  0.1%
#*          Conversant, Inc.                                                 480,527             16,938,577                  0.2%
*           CoreLogic, Inc.                                                  486,904             15,274,178                  0.2%
*           Covisint Corp.                                                   175,089                506,007                  0.0%
#*          Cray, Inc.                                                       232,917              8,072,903                  0.1%
#*          Crexendo, Inc.                                                    23,717                 67,238                  0.0%
#           CSG Systems International, Inc.                                  237,000              6,282,870                  0.1%
            CSP, Inc.                                                          8,385                 66,828                  0.0%
            CTS Corp.                                                        203,510              3,744,584                  0.1%
#*          CVD Equipment Corp.                                               10,329                115,168                  0.0%
*           CyberOptics Corp.                                                 28,233                258,332                  0.0%
            Daktronics, Inc.                                                 275,133              3,662,020                  0.1%
*           Data I/O Corp.                                                     7,300                 24,601                  0.0%
#*          Datalink Corp.                                                   122,881              1,554,445                  0.0%
#*          Dataram Corp.                                                      4,244                  9,209                  0.0%
#*          Datawatch Corp.                                                    3,832                 42,344                  0.0%
#*          Dealertrack Technologies, Inc.                                   329,239             15,490,695                  0.2%
#*          Demand Media, Inc.                                                23,825                167,728                  0.0%
*           Dice Holdings, Inc.                                              421,821              4,205,555                  0.1%
#           Diebold, Inc.                                                    347,049             12,295,946                  0.1%
*           Digi International, Inc.                                         121,445              1,005,565                  0.0%
#           Digimarc Corp.                                                    27,972                810,908                  0.0%
*           Digital River, Inc.                                              199,689              5,106,048                  0.1%
*           Diodes, Inc.                                                     311,266              8,040,001                  0.1%
*           Dot Hill Systems Corp.                                           691,220              2,730,319                  0.0%
*           DSP Group, Inc.                                                  135,682              1,314,759                  0.0%
*           DTS, Inc.                                                        104,652              3,116,537                  0.0%
#           EarthLink Holdings Corp.                                         618,649              2,214,763                  0.0%
#*          Eastman Kodak Co.                                                    400                  8,628                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#    Ebix, Inc.                                                              169,396   $          2,498,591                  0.0%
#*   Echelon Corp.                                                            65,523                137,598                  0.0%
*    Edgewater Technology, Inc.                                               43,768                309,002                  0.0%
#*   Elecsys Corp.                                                            10,067                103,287                  0.0%
     Electro Rent Corp.                                                      106,730              1,626,565                  0.0%
#    Electro Scientific Industries, Inc.                                     126,816                900,394                  0.0%
*    Electronics for Imaging, Inc.                                           341,451             15,611,140                  0.2%
#*   Ellie Mae, Inc.                                                         164,524              6,314,431                  0.1%
#*   eMagin Corp.                                                             63,552                168,413                  0.0%
*    Emcore Corp.                                                            140,341                724,160                  0.0%
#*   Emulex Corp.                                                            519,035              2,937,738                  0.0%
#*   EnerNOC, Inc.                                                           207,689              3,067,567                  0.0%
*    Entegris, Inc.                                                          949,175             12,889,796                  0.2%
#*   Entropic Communications, Inc.                                           482,137              1,205,343                  0.0%
#*   Envestnet, Inc.                                                          15,866                704,768                  0.0%
#*   Envivio, Inc.                                                             3,100                  4,867                  0.0%
#*   EPAM Systems, Inc.                                                      333,841             15,937,569                  0.2%
     EPIQ Systems, Inc.                                                      175,359              2,812,758                  0.0%
*    ePlus, Inc.                                                              24,069              1,469,894                  0.0%
#*   Euronet Worldwide, Inc.                                                 365,226             19,601,679                  0.2%
#    Evolving Systems, Inc.                                                    5,500                 59,950                  0.0%
#*   Exar Corp.                                                              246,504              2,354,113                  0.0%
*    ExlService Holdings, Inc.                                               196,734              5,506,585                  0.1%
#*   Extreme Networks, Inc.                                                  495,993              1,780,615                  0.0%
#*   Fabrinet                                                                166,933              3,039,850                  0.0%
#    Fair Isaac Corp.                                                        236,011             14,703,485                  0.2%
#*   Fairchild Semiconductor International, Inc.                             860,695             13,211,668                  0.2%
*    FalconStor Software, Inc.                                               137,274                155,120                  0.0%
*    FARO Technologies, Inc.                                                 116,128              6,503,168                  0.1%
     FEI Co.                                                                  36,643              3,088,272                  0.0%
#*   Finisar Corp.                                                           292,780              4,895,282                  0.1%
*    FormFactor, Inc.                                                        350,964              2,797,183                  0.0%
     Forrester Research, Inc.                                                117,656              4,739,184                  0.1%
*    Frequency Electronics, Inc.                                              47,309                536,957                  0.0%
#*   Giga-tronics, Inc.                                                        3,942                  6,504                  0.0%
*    GigOptix, Inc.                                                           17,782                 22,228                  0.0%
*    Global Cash Access Holdings, Inc.                                       449,969              3,280,274                  0.0%
#    Globalscape, Inc.                                                        27,873                 69,125                  0.0%
#*   GSE Systems, Inc.                                                        72,970                110,185                  0.0%
*    GSI Group, Inc.                                                          76,988                989,296                  0.0%
*    GSI Technology, Inc.                                                     67,635                325,324                  0.0%
*    GTT Communications, Inc.                                                 17,341                225,086                  0.0%
#*   Guidance Software, Inc.                                                  38,429                258,627                  0.0%
     Hackett Group, Inc. (The)                                               190,459              1,335,118                  0.0%
*    Harmonic, Inc.                                                          635,092              4,236,064                  0.1%
#    Heartland Payment Systems, Inc.                                         275,092             14,208,502                  0.2%
#*   Higher One Holdings, Inc.                                                99,674                256,162                  0.0%
#*   HomeAway, Inc.                                                           67,102              2,341,860                  0.0%
#*   Hutchinson Technology, Inc.                                             196,711                702,258                  0.0%
*    ID Systems, Inc.                                                         38,571                289,283                  0.0%
*    Identiv, Inc.                                                            12,847                120,119                  0.0%
*    IEC Electronics Corp.                                                    33,539                166,018                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
*    iGATE Corp.                                                             386,868   $         14,333,459                  0.2%
*    II-VI, Inc.                                                             320,641              4,325,447                  0.1%
#*   Imation Corp.                                                           171,509                502,521                  0.0%
#*   Immersion Corp.                                                          91,211                767,997                  0.0%
#*   Infinera Corp.                                                          729,108             10,593,939                  0.1%
*    Innodata, Inc.                                                           91,165                240,676                  0.0%
*    Inphi Corp.                                                             100,004              1,548,062                  0.0%
*    Insight Enterprises, Inc.                                               269,806              6,138,086                  0.1%
*    Integrated Device Technology, Inc.                                    1,110,650             18,225,766                  0.2%
     Integrated Silicon Solution, Inc.                                       173,139              2,351,228                  0.0%
#*   Intellicheck Mobilisa, Inc.                                               2,628                  9,855                  0.0%
#*   Interactive Intelligence Group, Inc.                                     70,851              3,419,269                  0.0%
#    InterDigital, Inc.                                                      271,544             13,422,420                  0.2%
#*   Internap Network Services Corp.                                         343,984              2,755,312                  0.0%
*    International Rectifier Corp.                                           472,058             18,773,747                  0.2%
*    Internet Patents Corp.                                                    1,533                  4,691                  0.0%
#*   Interphase Corp.                                                         23,732                 69,535                  0.0%
     Intersil Corp. Class A                                                  907,289             12,057,871                  0.1%
*    inTEST Corp.                                                             43,077                187,816                  0.0%
#*   Intevac, Inc.                                                           116,096                859,110                  0.0%
*    IntraLinks Holdings, Inc.                                               165,387              1,428,944                  0.0%
*    IntriCon Corp.                                                           23,513                144,135                  0.0%
#*   iPass, Inc.                                                             479,670                642,758                  0.0%
*    Iteris, Inc.                                                             19,424                 33,798                  0.0%
#*   Itron, Inc.                                                             260,998             10,160,652                  0.1%
*    Ixia                                                                    436,974              4,208,060                  0.1%
#    IXYS Corp.                                                              163,319              1,905,933                  0.0%
#    j2 Global, Inc.                                                         332,553             17,987,792                  0.2%
#*   JDS Uniphase Corp.                                                      826,723             11,127,692                  0.1%
*    Kemet Corp.                                                             226,006              1,084,829                  0.0%
*    Key Tronic Corp.                                                         50,515                415,233                  0.0%
#*   Knowles Corp.                                                           122,109              2,376,241                  0.0%
#*   Kofax, Ltd.                                                              55,404                351,815                  0.0%
#*   Kopin Corp.                                                             356,043              1,352,963                  0.0%
*    Kulicke & Soffa Industries, Inc.                                        507,646              7,320,255                  0.1%
#*   KVH Industries, Inc.                                                    112,894              1,458,590                  0.0%
*    Lantronix, Inc.                                                           2,333                  4,596                  0.0%
*    Lattice Semiconductor Corp.                                             822,649              5,519,975                  0.1%
     Leidos Holdings, Inc.                                                    44,904              1,642,139                  0.0%
#    Lexmark International, Inc. Class A                                     459,716             19,841,343                  0.2%
*    LGL Group, Inc. (The)                                                     7,103                 26,920                  0.0%
#*   Lightpath Technologies, Inc. Class A                                      1,850                  2,516                  0.0%
*    Limelight Networks, Inc.                                                545,675              1,331,447                  0.0%
*    Lionbridge Technologies, Inc.                                           408,558              1,973,335                  0.0%
#*   Liquidity Services, Inc.                                                  2,870                 36,679                  0.0%
     Littelfuse, Inc.                                                        153,695             14,991,410                  0.2%
#*   LoJack Corp.                                                             88,416                249,333                  0.0%
#*   M/A-COM Technology Solutions Holdings, Inc.                              19,317                424,781                  0.0%
*    Magnachip Semiconductor Corp.                                           221,315              2,463,236                  0.0%
*    Manhattan Associates, Inc.                                              530,401             21,274,384                  0.2%
#    ManTech International Corp. Class A                                     145,153              4,087,508                  0.1%
     Marchex, Inc. Class B                                                   103,240                395,409                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*   Mattersight Corp.                                                        26,897   $            145,782                  0.0%
*    Mattson Technology, Inc.                                                108,364                288,248                  0.0%
     MAXIMUS, Inc.                                                           410,048             19,870,926                  0.2%
*    MaxLinear, Inc. Class A                                                  23,006                163,113                  0.0%
#*   Maxwell Technologies, Inc.                                              203,275              2,370,186                  0.0%
#*   MeetMe, Inc.                                                             16,285                 32,244                  0.0%
#    Mentor Graphics Corp.                                                   802,222             16,999,084                  0.2%
*    Mercury Systems, Inc.                                                   230,497              3,222,348                  0.0%
#    Mesa Laboratories, Inc.                                                  22,048              1,683,806                  0.0%
     Methode Electronics, Inc.                                               280,326             11,039,238                  0.1%
     Micrel, Inc.                                                            412,866              5,012,193                  0.1%
*    Microsemi Corp.                                                         649,280             16,926,730                  0.2%
*    MicroStrategy, Inc. Class A                                               1,105                177,772                  0.0%
     MKS Instruments, Inc.                                                   359,086             13,070,730                  0.2%
     MOCON, Inc.                                                              23,794                367,141                  0.0%
#*   ModusLink Global Solutions, Inc.                                        156,445                547,558                  0.0%
#*   MoneyGram International, Inc.                                            45,180                388,548                  0.0%
     Monolithic Power Systems, Inc.                                          203,499              8,992,621                  0.1%
#    Monotype Imaging Holdings, Inc.                                         264,407              7,564,684                  0.1%
*    Monster Worldwide, Inc.                                                 607,946              2,346,672                  0.0%
#*   MoSys, Inc.                                                             167,152                449,639                  0.0%
#*   Move, Inc.                                                              233,364              4,888,976                  0.1%
#*   MRV Communications, Inc.                                                 34,710                399,859                  0.0%
#    MTS Systems Corp.                                                        97,294              6,422,377                  0.1%
*    Multi-Fineline Electronix, Inc.                                          97,676                991,411                  0.0%
#*   Nanometrics, Inc.                                                       175,610              2,377,759                  0.0%
*    NAPCO Security Technologies, Inc.                                        40,054                171,431                  0.0%
*    NCI, Inc. Class A                                                        32,877                334,688                  0.0%
*    NeoPhotonics Corp.                                                        9,702                 31,434                  0.0%
*    NETGEAR, Inc.                                                           219,060              7,456,802                  0.1%
#*   Netlist, Inc.                                                            64,943                 59,267                  0.0%
*    Netscout Systems, Inc.                                                  295,902             10,906,948                  0.1%
*    Newport Corp.                                                           248,107              4,438,634                  0.1%
#*   Newtek Business Services, Inc.                                           25,260                356,166                  0.0%
     NIC, Inc.                                                               366,294              6,750,798                  0.1%
#*   Novatel Wireless, Inc.                                                  157,129                447,818                  0.0%
#*   Numerex Corp. Class A                                                    47,759                622,777                  0.0%
#*   Oclaro, Inc.                                                            263,176                413,186                  0.0%
*    OmniVision Technologies, Inc.                                           366,899              9,825,555                  0.1%
*    Omtool, Ltd.                                                              3,470                  8,241                  0.0%
#*   Onvia, Inc.                                                               2,306                 10,054                  0.0%
     Oplink Communications, Inc.                                             110,881              2,311,869                  0.0%
     Optical Cable Corp.                                                      26,264                121,865                  0.0%
*    OSI Systems, Inc.                                                       134,744              9,550,655                  0.1%
#*   Overland Storage, Inc.                                                   12,477                 32,565                  0.0%
*    PAR Technology Corp.                                                     56,394                289,809                  0.0%
     Park Electrochemical Corp.                                              104,241              2,689,418                  0.0%
#*   Parkervision, Inc.                                                       71,039                 93,061                  0.0%
     PC Connection, Inc.                                                      50,404              1,202,135                  0.0%
     PC-Tel, Inc.                                                             58,100                447,370                  0.0%
*    PCM, Inc.                                                                42,066                406,358                  0.0%
*    PDF Solutions, Inc.                                                     158,079              2,050,285                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
     Pegasystems, Inc.                                                       318,962   $          6,911,907                  0.1%
     Perceptron, Inc.                                                         55,801                561,916                  0.0%
*    Peregrine Semiconductor Corp.                                            13,558                168,526                  0.0%
*    Perficient, Inc.                                                        208,326              3,454,045                  0.0%
*    Pericom Semiconductor Corp.                                             102,389              1,119,112                  0.0%
#*   Pfsweb, Inc.                                                              6,817                 80,236                  0.0%
#*   Photronics, Inc.                                                        352,472              3,168,723                  0.0%
*    Planar Systems, Inc.                                                    280,770              1,016,387                  0.0%
     Plantronics, Inc.                                                       307,076             15,928,032                  0.2%
*    Plexus Corp.                                                            228,828              9,462,038                  0.1%
*    PMC-Sierra, Inc.                                                      1,381,330             10,760,561                  0.1%
*    Polycom, Inc.                                                           982,757             12,854,462                  0.1%
     Power Integrations, Inc.                                                202,208             10,183,195                  0.1%
#*   PRGX Global, Inc.                                                       142,573                754,211                  0.0%
#*   Procera Networks, Inc.                                                   79,883                598,324                  0.0%
*    Progress Software Corp.                                                 360,103              9,326,668                  0.1%
     QAD, Inc. Class A                                                        47,305              1,017,531                  0.0%
     QAD, Inc. Class B                                                        15,510                286,935                  0.0%
*    QLogic Corp.                                                            479,191              5,659,246                  0.1%
*    Qualstar Corp.                                                           25,800                 31,734                  0.0%
#*   Quantum Corp.                                                           327,237                418,863                  0.0%
#*   QuinStreet, Inc.                                                         68,843                278,814                  0.0%
*    Qumu Corp.                                                               38,807                580,553                  0.0%
*    Radisys Corp.                                                           135,857                339,643                  0.0%
#*   Rambus, Inc.                                                            770,971              8,827,618                  0.1%
#*   RealD, Inc.                                                              49,584                561,291                  0.0%
*    RealNetworks, Inc.                                                      253,602              1,749,854                  0.0%
#*   RealPage, Inc.                                                          117,280              2,330,354                  0.0%
#    Reis, Inc.                                                               56,283              1,317,022                  0.0%
#*   Relm Wireless Corp.                                                      30,643                170,069                  0.0%
#*   Remark Media, Inc.                                                          436                  2,110                  0.0%
#*   Research Frontiers, Inc.                                                  4,300                 21,414                  0.0%
#    RF Industries, Ltd.                                                      35,415                161,138                  0.0%
#*   RF Micro Devices, Inc.                                                2,363,583             30,750,215                  0.3%
     Richardson Electronics, Ltd.                                             60,202                602,622                  0.0%
#*   Rightside Group, Ltd.                                                    19,068                180,574                  0.0%
*    Riverbed Technology, Inc.                                               532,598             10,114,036                  0.1%
*    Rofin-Sinar Technologies, Inc.                                          139,807              3,130,279                  0.0%
#*   Rogers Corp.                                                            104,141              7,120,120                  0.1%
#*   Rosetta Stone, Inc.                                                     125,848              1,204,365                  0.0%
*    Rovi Corp.                                                              629,622             13,146,507                  0.2%
#*   Rubicon Technology, Inc.                                                 85,425                378,433                  0.0%
*    Rudolph Technologies, Inc.                                              311,455              2,734,575                  0.0%
*    Saba Software, Inc.                                                      30,405                407,427                  0.0%
*    Sanmina Corp.                                                           575,541             14,428,813                  0.2%
*    Sapient Corp.                                                           909,369             15,750,271                  0.2%
*    ScanSource, Inc.                                                        161,407              6,162,519                  0.1%
#    Science Applications International Corp.                                194,420              9,509,082                  0.1%
*    Seachange International, Inc.                                           199,400              1,347,944                  0.0%
*    Selectica, Inc.                                                          10,332                 61,320                  0.0%
*    Semtech Corp.                                                           460,218             11,680,333                  0.1%
#*   ServiceSource International, Inc.                                        41,537                158,671                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*   Sevcon, Inc.                                                              7,783   $             59,229                  0.0%
*    ShoreTel, Inc.                                                          293,014              2,370,483                  0.0%
#*   Shutterstock, Inc.                                                      118,045              9,179,179                  0.1%
*    Sigma Designs, Inc.                                                     202,986                809,914                  0.0%
*    Sigmatron International, Inc.                                             2,200                 15,422                  0.0%
#*   Silicon Graphics International Corp.                                     97,637                847,489                  0.0%
*    Silicon Image, Inc.                                                     529,626              2,838,795                  0.0%
*    Silicon Laboratories, Inc.                                              251,222             11,453,211                  0.1%
*    Smith Micro Software, Inc.                                               24,205                 23,721                  0.0%
*    SMTC Corp.                                                               18,570                 32,683                  0.0%
*    SolarWinds, Inc.                                                        197,216              9,377,621                  0.1%
#*   Sonic Foundry, Inc.                                                      10,310                 95,574                  0.0%
#*   Sonus Networks, Inc.                                                  1,655,524              5,744,668                  0.1%
#*   Spansion, Inc. Class A                                                  400,675              8,245,891                  0.1%
#*   Speed Commerce, Inc.                                                    144,714                429,801                  0.0%
*    SS&C Technologies Holdings, Inc.                                         76,032              3,673,866                  0.1%
*    Stamps.com, Inc.                                                        101,927              3,761,106                  0.1%
#*   StarTek, Inc.                                                            50,089                376,669                  0.0%
#*   SunEdison, Inc.                                                       1,101,380             21,487,924                  0.2%
#*   SunPower Corp.                                                          143,573              4,571,364                  0.1%
*    Super Micro Computer, Inc.                                              320,175             10,232,793                  0.1%
*    support.com, Inc.                                                       289,675                617,008                  0.0%
*    Sykes Enterprises, Inc.                                                 271,752              5,853,538                  0.1%
#*   Synaptics, Inc.                                                         282,879             19,357,410                  0.2%
#*   Synchronoss Technologies, Inc.                                          290,086             14,988,744                  0.2%
#    SYNNEX Corp.                                                            261,879             18,116,789                  0.2%
*    Syntel, Inc.                                                            107,776              9,334,479                  0.1%
#*   Take-Two Interactive Software, Inc.                                     735,557             19,455,483                  0.2%
*    Tech Data Corp.                                                         254,236             15,182,974                  0.2%
#*   TechTarget, Inc.                                                         65,967                629,325                  0.0%
*    TeleCommunication Systems, Inc. Class A                                 313,724                903,525                  0.0%
*    Telenav, Inc.                                                           119,098                859,888                  0.0%
#*   TeleTech Holdings, Inc.                                                 314,726              8,123,078                  0.1%
#    Tessco Technologies, Inc.                                                44,160              1,402,080                  0.0%
     Tessera Technologies, Inc.                                              343,349             10,434,376                  0.1%
     TheStreet, Inc.                                                         105,930                242,580                  0.0%
*    TiVo, Inc.                                                              679,166              8,863,116                  0.1%
#    Transact Technologies, Inc.                                              31,591                181,016                  0.0%
#*   Travelzoo, Inc.                                                          26,064                341,178                  0.0%
*    Trio Tech International                                                   3,256                 12,536                  0.0%
*    TriQuint Semiconductor, Inc.                                            972,167             21,027,972                  0.2%
*    TSR, Inc.                                                                 5,056                 16,584                  0.0%
#*   TTM Technologies, Inc.                                                  373,503              2,580,906                  0.0%
#*   Tyler Technologies, Inc.                                                193,221             21,625,294                  0.2%
#    Ubiquiti Networks, Inc.                                                  16,402                586,700                  0.0%
*    Ultra Clean Holdings, Inc.                                              145,984              1,281,740                  0.0%
#*   Ultratech, Inc.                                                         192,212              3,677,016                  0.1%
#*   Unisys Corp.                                                            357,074              9,155,377                  0.1%
     United Online, Inc.                                                      94,024              1,054,949                  0.0%
#*   Universal Display Corp.                                                  32,931              1,030,082                  0.0%
*    Universal Security Instruments, Inc.                                      1,595                  9,889                  0.0%
#*   Unwired Planet, Inc.                                                    223,988                347,181                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*   USA Technologies, Inc.                                                   16,830   $             29,284                  0.0%
*    UTStarcom Holdings Corp.                                                 30,930                 77,944                  0.0%
#*   Veeco Instruments, Inc.                                                 238,769              8,593,296                  0.1%
*    VeriFone Systems, Inc.                                                  191,793              7,146,207                  0.1%
*    Verint Systems, Inc.                                                    375,753             21,602,040                  0.2%
#*   ViaSat, Inc.                                                            286,394             17,939,720                  0.2%
*    Viasystems Group, Inc.                                                  110,637              1,755,809                  0.0%
#    Vicon Industries, Inc.                                                   14,689                 23,356                  0.0%
*    Video Display Corp.                                                      21,287                 62,797                  0.0%
#*   Virtusa Corp.                                                           195,042              7,992,821                  0.1%
#    Vishay Intertechnology, Inc.                                            943,919             12,752,346                  0.1%
*    Vishay Precision Group, Inc.                                             82,360              1,399,296                  0.0%
#*   VistaPrint NV                                                           174,293             11,653,230                  0.1%
#*   Vringo, Inc.                                                             19,360                 19,941                  0.0%
#    Wayside Technology Group, Inc.                                            8,712                150,718                  0.0%
#*   Web.com Group, Inc.                                                     357,758              7,344,772                  0.1%
#*   WebMD Health Corp.                                                      173,574              7,408,138                  0.1%
*    Westell Technologies, Inc. Class A                                      301,809                404,424                  0.0%
*    Wireless Telecom Group, Inc.                                             64,760                161,252                  0.0%
*    Xcerra Corp.                                                            325,206              2,760,999                  0.0%
*    XO Group, Inc.                                                          142,195              1,810,142                  0.0%
*    Zebra Technologies Corp. Class A                                        299,973             22,123,009                  0.2%
#*   Zhone Technologies, Inc.                                                 49,121                111,996                  0.0%
#*   Zix Corp.                                                               378,499              1,249,047                  0.0%
#*   Zynga, Inc. Class A                                                     764,591              1,949,707                  0.0%
                                                                                       --------------------   ------------------
Total Information Technology                                                                  1,734,086,986                 18.7%
                                                                                       --------------------   ------------------
Materials -- (4.6%)
     A Schulman, Inc.                                                        195,980              6,939,652                  0.1%
#*   AEP Industries, Inc.                                                     31,029              1,427,024                  0.0%
#*   AK Steel Holding Corp.                                                  302,016              2,286,261                  0.0%
#*   AM Castle & Co.                                                          94,594                695,266                  0.0%
*    American Biltrite, Inc.                                                      62                 27,590                  0.0%
#    American Vanguard Corp.                                                 164,556              1,898,976                  0.0%
#    Ampco-Pittsburgh Corp.                                                   40,529                883,127                  0.0%
     Axiall Corp.                                                            240,301              9,684,130                  0.1%
#    Balchem Corp.                                                           179,768             11,630,990                  0.1%
*    Berry Plastics Group, Inc.                                              650,392             16,923,200                  0.2%
*    Boise Cascade Co.                                                       218,360              7,874,062                  0.1%
     Cabot Corp.                                                               3,579                166,173                  0.0%
*    Calgon Carbon Corp.                                                     365,531              7,687,117                  0.1%
#    Carpenter Technology Corp.                                               40,280              2,016,014                  0.0%
*    Century Aluminum Co.                                                    627,713             18,379,437                  0.2%
#    Chase Corp.                                                              30,615              1,098,160                  0.0%
*    Chemtura Corp.                                                          697,040             16,234,062                  0.2%
*    Clearwater Paper Corp.                                                  139,403              8,970,583                  0.1%
#*   Codexis, Inc.                                                            41,835                107,098                  0.0%
#*   Coeur Mining, Inc.                                                      230,078                851,289                  0.0%
     Commercial Metals Co.                                                   803,876             13,899,016                  0.2%
     Compass Minerals International, Inc.                                    172,513             14,780,914                  0.2%
#*   Contango ORE, Inc.                                                        4,405                 34,139                  0.0%
#*   Continental Materials Corp.                                                 397                  6,427                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Materials -- (Continued)
*    Core Molding Technologies, Inc.                                          46,828   $            622,812                  0.0%
#    Deltic Timber Corp.                                                      52,772              3,434,929                  0.0%
     Detrex Corp.                                                                500                 16,500                  0.0%
     Domtar Corp.                                                             96,186              3,950,359                  0.0%
*    Ferro Corp.                                                             657,177              8,622,162                  0.1%
     Flamemaster Corp.                                                           189                  1,640                  0.0%
#*   Flotek Industries, Inc.                                                 309,858              6,866,453                  0.1%
     Friedman Industries, Inc.                                                38,738                295,958                  0.0%
     FutureFuel Corp.                                                        252,122              3,358,265                  0.0%
#*   General Moly, Inc.                                                      262,950                173,547                  0.0%
     Globe Specialty Metals, Inc.                                            491,892              9,252,488                  0.1%
#    Gold Resource Corp.                                                       2,596                 10,098                  0.0%
*    Graphic Packaging Holding Co.                                         1,295,284             15,711,795                  0.2%
     Greif, Inc. Class A                                                      56,836              2,504,194                  0.0%
#    Greif, Inc. Class B                                                         258                 12,957                  0.0%
#    Hawkins, Inc.                                                            44,091              1,697,944                  0.0%
#    Haynes International, Inc.                                               70,703              3,286,982                  0.0%
#    HB Fuller Co.                                                           358,023             15,026,225                  0.2%
*    Headwaters, Inc.                                                        479,886              6,094,552                  0.1%
#    Hecla Mining Co.                                                      1,325,171              2,888,873                  0.0%
#*   Horsehead Holding Corp.                                                 361,218              5,674,735                  0.1%
     Innophos Holdings, Inc.                                                 149,354              8,513,178                  0.1%
     Innospec, Inc.                                                          151,674              6,123,079                  0.1%
#*   Intrepid Potash, Inc.                                                   186,728              2,511,492                  0.0%
#    Kaiser Aluminum Corp.                                                    97,607              6,788,567                  0.1%
*    KapStone Paper and Packaging Corp.                                      691,634             21,274,662                  0.2%
#    KMG Chemicals, Inc.                                                      42,573                753,542                  0.0%
     Koppers Holdings, Inc.                                                  129,606              5,116,845                  0.1%
*    Kraton Performance Polymers, Inc.                                       173,473              3,103,432                  0.0%
#    Kronos Worldwide, Inc.                                                  138,288              1,858,591                  0.0%
*    Landec Corp.                                                            165,617              2,085,118                  0.0%
#*   Louisiana-Pacific Corp.                                               1,015,622             14,828,081                  0.2%
*    LSB Industries, Inc.                                                    144,657              5,428,977                  0.1%
#    Materion Corp.                                                          104,569              4,125,247                  0.1%
#*   McEwen Mining, Inc.                                                     226,238                280,535                  0.0%
*    Mercer International, Inc.                                              191,677              2,411,297                  0.0%
     Minerals Technologies, Inc.                                             245,094             18,801,161                  0.2%
#*   Mines Management, Inc.                                                   45,105                 23,455                  0.0%
     Myers Industries, Inc.                                                  210,570              3,145,916                  0.0%
     Neenah Paper, Inc.                                                      111,084              6,777,235                  0.1%
     Noranda Aluminum Holding Corp.                                          263,813              1,163,415                  0.0%
*    Northern Technologies International Corp.                                17,945                335,930                  0.0%
#    Olin Corp.                                                              547,859             13,280,102                  0.2%
#    Olympic Steel, Inc.                                                      52,690              1,060,123                  0.0%
#    OM Group, Inc.                                                          168,470              4,385,274                  0.1%
#*   OMNOVA Solutions, Inc.                                                  241,204              1,695,664                  0.0%
*    Penford Corp.                                                            61,848              1,165,835                  0.0%
     PH Glatfelter Co.                                                       220,903              5,573,383                  0.1%
     PolyOne Corp.                                                           529,913             19,612,080                  0.2%
#    Quaker Chemical Corp.                                                    83,056              6,817,236                  0.1%
#    Rayonier Advanced Materials, Inc.                                         6,635                189,296                  0.0%
#*   Rentech, Inc.                                                           443,581                705,294                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Materials -- (Continued)
*           Resolute Forest Products, Inc.                                   141,897   $          2,633,608                  0.0%
#*          RevettMining Co., Inc.                                             5,072                  4,413                  0.0%
*           RTI International Metals, Inc.                                   173,155              4,077,800                  0.1%
#           Schnitzer Steel Industries, Inc. Class A                         170,267              4,009,788                  0.0%
#           Schweitzer-Mauduit International, Inc.                           191,544              8,247,885                  0.1%
#*          Senomyx, Inc.                                                     60,712                480,839                  0.0%
            Sensient Technologies Corp.                                      344,921             20,412,425                  0.2%
            Silgan Holdings, Inc.                                              6,293                309,364                  0.0%
            Stepan Co.                                                       115,680              5,122,310                  0.1%
#*          Stillwater Mining Co.                                            864,699             11,353,498                  0.1%
*           SunCoke Energy, Inc.                                             452,989             10,826,437                  0.1%
#           Synalloy Corp.                                                    16,003                258,448                  0.0%
*           Taminco Corp.                                                     11,576                299,703                  0.0%
            TimkenSteel Corp.                                                 65,845              2,671,990                  0.0%
*           Trecora Resources                                                 62,773                825,465                  0.0%
            Tredegar Corp.                                                    83,742              1,592,773                  0.0%
            Tronox, Ltd. Class A                                             173,872              4,204,225                  0.1%
#*          UFP Technologies, Inc.                                             3,300                 72,666                  0.0%
#           United States Lime & Minerals, Inc.                               24,502              1,717,835                  0.0%
#*          Universal Stainless & Alloy Products, Inc.                        29,748                764,821                  0.0%
#           US Silica Holdings, Inc.                                         385,744             17,319,906                  0.2%
#           Valhi, Inc.                                                       46,472                275,114                  0.0%
#*          Verso Paper Corp.                                                  9,552                 27,701                  0.0%
            Vulcan International Corp.                                           700                 29,046                  0.0%
#           Walter Energy, Inc.                                                  823                  1,983                  0.0%
#           Wausau Paper Corp.                                               332,467              3,288,099                  0.0%
*           Webco Industries, Inc.                                               600                 50,745                  0.0%
            Worthington Industries, Inc.                                     485,655             18,770,566                  0.2%
            Zep, Inc.                                                         96,426              1,548,602                  0.0%
                                                                                       --------------------   ------------------
Total Materials                                                                                 525,136,272                  5.7%
                                                                                       --------------------   ------------------
Other -- (0.0%)
(Degree)*   Allen Organ Co. Escrow Shares                                        800                     --                  0.0%
(Degree)*   Big 4 Ranch, Inc.                                                  3,200                     --                  0.0%
(Degree)*   Brooklyn Federal Bancorp, Inc. Escrow Shares                       5,100                     --                  0.0%
(Degree)*   Concord Camera Corp. Escrow Shares                               113,476                     --                  0.0%
(Degree)*   DLB Oil & Gas, Inc. Escrow Shares                                  1,300                     --                  0.0%
(Degree)*   First Commerce Bancorp Escrow Shares                               6,667                     --                  0.0%
(Degree)*   FRD Acquisition Co. Escrow Shares                                106,674                     --                  0.0%
(Degree)#*  Gerber Scientific, Inc. Escrow Shares                            166,622                     --                  0.0%
(Degree)*   Petrocorp, Inc. Escrow Shares                                      6,900                     --                  0.0%
                                                                                       --------------------   ------------------
Total Other                                                                                              --                  0.0%
                                                                                       --------------------   ------------------
Real Estate Investment Trusts -- (0.1%)
#*          CareTrust REIT, Inc.                                             116,835              1,814,448                  0.0%
            Geo Group, Inc. (The)                                            125,660              5,018,860                  0.1%
                                                                                       --------------------   ------------------
Total Real Estate Investment Trusts                                                               6,833,308                  0.1%
                                                                                       --------------------   ------------------
Telecommunication Services -- (0.6%)
#*          8x8, Inc.                                                         87,658                688,992                  0.0%
#*          Alaska Communications Systems Group, Inc.                         82,844                111,839                  0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES                 VALUE+            OF NET ASSETS**
                                                                --------------------   --------------------   -------------------
Telecommunication Services -- (Continued)
#*   Alteva                                                                   24,398   $            173,226                  0.0%
     Atlantic Tele-Network, Inc.                                              74,985              5,038,242                  0.1%
#*   Boingo Wireless, Inc.                                                    44,735                313,592                  0.0%
#*   Cincinnati Bell, Inc.                                                 1,468,153              5,388,122                  0.1%
     Cogent Communications Holdings, Inc.                                    287,892              9,771,054                  0.1%
#    Consolidated Communications Holdings, Inc.                              274,835              7,118,227                  0.1%
*    General Communication, Inc. Class A                                     273,539              3,208,612                  0.0%
#*   Hawaiian Telcom Holdco, Inc.                                              7,470                200,943                  0.0%
*    HC2 Holdings, Inc.                                                       18,211                 96,518                  0.0%
     IDT Corp. Class B                                                       138,450              2,281,656                  0.0%
     Inteliquent, Inc.                                                       230,334              3,876,521                  0.1%
#*   Intelsat SA                                                              51,635              1,004,817                  0.0%
#*   Iridium Communications, Inc.                                            190,546              1,810,187                  0.0%
#    Lumos Networks Corp.                                                    135,403              2,328,932                  0.0%
#    NTELOS Holdings Corp.                                                   132,826              1,338,886                  0.0%
#*   ORBCOMM, Inc.                                                           242,452              1,532,297                  0.0%
*    Premiere Global Services, Inc.                                          320,342              3,353,981                  0.0%
#    Shenandoah Telecommunications Co.                                        97,910              2,897,157                  0.0%
     Spok Holdings, Inc.                                                     109,298              1,775,000                  0.0%
#*   Straight Path Communications, Inc. Class B                               56,353              1,217,225                  0.0%
     Telephone & Data Systems, Inc.                                          218,327              5,597,904                  0.1%
*    United States Cellular Corp.                                                984                 35,837                  0.0%
*    Vonage Holdings Corp.                                                 1,437,660              5,003,057                  0.1%
                                                                                       --------------------   ------------------
Total Telecommunication Services                                                                 66,162,824                  0.7%
                                                                                       --------------------   ------------------
Utilities -- (3.0%)
     ALLETE, Inc.                                                            289,205             15,108,069                  0.2%
     American States Water Co.                                               267,383              9,566,964                  0.1%
#    Artesian Resources Corp. Class A                                         20,727                461,590                  0.0%
#    Atlantic Power Corp.                                                    261,139                579,729                  0.0%
#    Avista Corp.                                                            444,427             15,754,937                  0.2%
#    Black Hills Corp.                                                       312,013             17,076,472                  0.2%
#*   Cadiz, Inc.                                                               8,135                 81,025                  0.0%
     California Water Service Group                                          319,386              8,313,618                  0.1%
#    Chesapeake Utilities Corp.                                               83,805              4,058,676                  0.0%
     Cleco Corp.                                                             159,748              8,588,052                  0.1%
#    Connecticut Water Service, Inc.                                          53,672              1,994,988                  0.0%
#    Consolidated Water Co., Ltd.                                             45,451                544,957                  0.0%
#    Delta Natural Gas Co., Inc.                                              16,144                334,504                  0.0%
*    Dynegy, Inc.                                                            199,064              6,071,452                  0.1%
     El Paso Electric Co.                                                    283,802             10,739,068                  0.1%
     Empire District Electric Co. (The)                                      303,881              8,642,376                  0.1%
     Gas Natural, Inc.                                                        38,126                432,730                  0.0%
#*   Genie Energy, Ltd. Class B                                               89,624                649,774                  0.0%
#    Hawaiian Electric Industries, Inc.                                      374,481             10,545,385                  0.1%
#    IDACORP, Inc.                                                           340,628             21,537,908                  0.2%
#    Laclede Group, Inc. (The)                                               280,930             14,262,816                  0.2%
#    MGE Energy, Inc.                                                        195,435              8,690,994                  0.1%
#    Middlesex Water Co.                                                      91,558              2,064,633                  0.0%
#    New Jersey Resources Corp.                                              296,430             17,335,226                  0.2%
#    Northwest Natural Gas Co.                                               178,889              8,395,261                  0.1%
#    NorthWestern Corp.                                                      268,436             14,184,158                  0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                         SHARES                 VALUE+            OF NET ASSETS**
                                                                  ------------------     --------------------   -------------------
Utilities -- (Continued)
#           ONE Gas, Inc.                                                    140,747     $          5,341,349                  0.1%
#           Ormat Technologies, Inc.                                          84,541                2,447,462                  0.0%
#           Otter Tail Corp.                                                 222,003                6,882,093                  0.1%
            Piedmont Natural Gas Co., Inc.                                   340,971               12,960,308                  0.1%
#           PNM Resources, Inc.                                              549,931               15,865,509                  0.2%
#           Portland General Electric Co.                                    536,212               19,523,479                  0.2%
            RGC Resources, Inc.                                                6,328                  128,079                  0.0%
            SJW Corp.                                                         93,918                3,001,619                  0.0%
#           South Jersey Industries, Inc.                                    222,253               13,032,916                  0.1%
            Southwest Gas Corp.                                              318,609               18,507,997                  0.2%
#           UIL Holdings Corp.                                               396,568               16,314,808                  0.2%
            Unitil Corp.                                                      88,918                3,097,903                  0.0%
#           WGL Holdings, Inc.                                               357,179               16,787,413                  0.2%
#           York Water Co.                                                    56,837                1,249,277                  0.0%
                                                                                         --------------------   ------------------
Total Utilities                                                                                   341,155,574                  3.7%
                                                                                         --------------------   ------------------
TOTAL COMMON STOCKS                                                                             9,207,908,993                 99.6%
                                                                                         --------------------   ------------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(Degree)*   Enron TOPRS Escrow Shares                                         10,595                       --                  0.0%
                                                                                         --------------------   ------------------
RIGHTS/WARRANTS -- (0.0%)
(Degree)*   Capital Bank Corp. Contingent Value Rights                         2,560                       --                  0.0%
(Degree)*   Community Health Systems, Inc. Rights 01/04/16                   680,526                   20,348                  0.0%
(Degree)*   CSF Holding, Inc. Litigation Rights                                3,250                       --                  0.0%
(Degree)#   Leap Wireless International, Inc. Contingent
            Value Rights                                                     246,684                  621,643                  0.0%
(Degree)*   LGL Group, Inc. (The) Warrants 08/06/18                           35,515                      707                  0.0%
(Degree)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                   32,271                       --                  0.0%
(Degree)*   PhotoMedex, Inc. Contingent Value Warrants 12/13/14                1,607                       --                  0.0%
(Degree)*   Tejon Ranch Co. Warrants 08/31/16                                  3,160                    6,636                  0.0%
                                                                                         --------------------   ------------------
TOTAL RIGHTS/WARRANTS                                                                                 649,334                  0.0%
                                                                                         --------------------   ------------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
            State Street Institutional Liquid Reserves, 0.077%            60,668,500               60,668,500                  0.7%
                                                                                         --------------------   ------------------
SECURITIES LENDING COLLATERAL -- (19.2%)
(S)@        DFA Short Term Investment Fund                               189,974,372            2,198,003,488                 23.7%
                                                                                         --------------------   ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $8,932,593,064)                                      $     11,467,230,315                124.0%
                                                                                         ====================   ==================

U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------------------------------------------
                                                LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                                         ---------------------  --------------------   --------------------  ----------------------
Common Stocks
     Consumer Discretionary              $       1,573,212,400  $                  2                     --  $        1,573,212,402
     Consumer Staples                              358,904,438                    --                     --             358,904,438
     Energy                                        452,346,657                42,025                     --             452,388,682
     Financials                                  1,606,582,081                61,981                     --           1,606,644,062
     Health Care                                   910,730,859               222,956                     --             910,953,815
     Industrials                                 1,632,425,904                 4,726                     --           1,632,430,630
     Information Technology                      1,734,086,986                    --                     --           1,734,086,986
     Materials                                     525,136,272                    --                     --             525,136,272
     Other                                                  --                    --                     --                      --
     Real Estate Investment Trusts                   6,833,308                    --                     --               6,833,308
     Telecommunication Services                     66,162,824                    --                     --              66,162,824
     Utilities                                     341,155,574                    --                     --             341,155,574
Preferred Stocks
     Other                                                  --                    --                     --                      --
Rights/Warrants                                             --               649,334                     --                 649,334
Temporary Cash Investments                          60,668,500                    --                     --              60,668,500
Securities Lending Collateral                               --         2,198,003,488                     --           2,198,003,488
                                         ---------------------  --------------------   --------------------  ----------------------
TOTAL                                    $       9,268,245,803  $      2,198,984,512                     --  $       11,467,230,315
                                         =====================  ====================   ====================  ======================

                            U.S. MICRO CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
COMMON STOCKS -- (83.1%)
Consumer Discretionary -- (15.5%)
#*   1-800-Flowers.com, Inc. Class A                                          198,541   $          1,594,284                  0.0%
#*   Aeropostale, Inc.                                                        422,052              1,270,377                  0.0%
*    AG&E Holdings, Inc.                                                      104,895                118,531                  0.0%
#    AH Belo Corp. Class A                                                    239,810              2,760,213                  0.1%
*    Ambassadors Group, Inc.                                                  141,374                501,878                  0.0%
     AMCON Distributing Co.                                                     5,690                466,466                  0.0%
#*   America's Car-Mart, Inc.                                                 103,490              4,758,470                  0.1%
*    American Axle & Manufacturing Holdings, Inc.                             680,737             13,158,646                  0.3%
#*   American Public Education, Inc.                                          143,488              4,446,693                  0.1%
     Arctic Cat, Inc.                                                         135,885              4,573,889                  0.1%
     Ark Restaurants Corp.                                                     36,613                806,951                  0.0%
*    Asbury Automotive Group, Inc.                                            267,366             18,726,315                  0.4%
#*   Ascent Capital Group, Inc. Class A                                        57,908              3,723,484                  0.1%
*    Ballantyne Strong, Inc.                                                   94,707                425,234                  0.0%
*    Barnes & Noble, Inc.                                                     568,814             12,411,521                  0.3%
     Bassett Furniture Industries, Inc.                                        89,635              1,557,856                  0.0%
     Beasley Broadcasting Group, Inc. Class A                                  65,543                308,052                  0.0%
#*   Beazer Homes USA, Inc.                                                   119,800              2,148,014                  0.1%
#    bebe stores, Inc.                                                        625,625              1,432,681                  0.0%
*    Belmond, Ltd. Class A                                                     23,665                271,201                  0.0%
#*   BFC Financial Corp. Class A                                               75,991                288,766                  0.0%
#    Big 5 Sporting Goods Corp.                                               204,171              2,513,345                  0.1%
*    Biglari Holdings, Inc.                                                    15,536              5,424,550                  0.1%
#*   BJ's Restaurants, Inc.                                                   241,253             10,619,957                  0.2%
#*   Black Diamond, Inc.                                                      137,350              1,065,836                  0.0%
#*   Blue Nile, Inc.                                                           46,685              1,657,318                  0.0%
#    Blyth, Inc.                                                              111,212                933,069                  0.0%
#    Bob Evans Farms, Inc.                                                    209,518             10,234,954                  0.2%
#    Bon-Ton Stores, Inc. (The)                                               113,614              1,000,939                  0.0%
*    Books-A-Million, Inc.                                                     60,674                 87,977                  0.0%
     Bowl America, Inc. Class A                                                55,406                803,387                  0.0%
#*   Boyd Gaming Corp.                                                         37,444                432,478                  0.0%
*    Bravo Brio Restaurant Group, Inc.                                         93,605              1,298,301                  0.0%
#*   Bridgepoint Education, Inc.                                               72,711                919,067                  0.0%
     Brown Shoe Co., Inc.                                                     418,835             11,136,823                  0.2%
#*   Build-A-Bear Workshop, Inc.                                              107,793              1,827,091                  0.0%
#*   Cache, Inc.                                                                8,335                  4,709                  0.0%
#    Callaway Golf Co.                                                        746,531              5,852,803                  0.1%
*    Cambium Learning Group, Inc.                                              93,736                143,416                  0.0%
*    Canterbury Park Holding Corp.                                             26,287                251,041                  0.0%
#    Capella Education Co.                                                     72,013              5,094,200                  0.1%
#*   Career Education Corp.                                                   295,568              1,714,294                  0.0%
*    Carmike Cinemas, Inc.                                                    202,035              6,475,222                  0.1%
#    Carriage Services, Inc.                                                  179,852              3,589,846                  0.1%
#*   Carrols Restaurant Group, Inc.                                           254,983              1,965,919                  0.0%
#    Cato Corp. (The) Class A                                                 268,361              9,572,437                  0.2%
#*   Cavco Industries, Inc.                                                    57,620              4,198,769                  0.1%
#*   Central European Media Enterprises, Ltd. Class A                          37,076                 90,095                  0.0%
#*   Charles & Colvard, Ltd.                                                   71,131                206,991                  0.0%
     Cherokee, Inc.                                                            83,413              1,458,059                  0.0%
#    Children's Place, Inc. (The)                                             212,810             10,480,893                  0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
*    Christopher & Banks Corp.                                                225,010   $          1,469,315                  0.0%
     Churchill Downs, Inc.                                                    114,647             11,691,701                  0.2%
#*   Chuy's Holdings, Inc.                                                     52,851              1,580,773                  0.0%
#*   Cinedigm Corp.                                                           537,325                832,854                  0.0%
*    Citi Trends, Inc.                                                        128,501              2,910,548                  0.1%
#    ClubCorp Holdings, Inc.                                                    6,817                129,932                  0.0%
*    Coast Distribution System, Inc. (The)                                     41,382                128,077                  0.0%
     Collectors Universe, Inc.                                                 57,953              1,425,644                  0.0%
#*   Conn's, Inc.                                                             297,054              9,241,350                  0.2%
     Cooper Tire & Rubber Co.                                                 279,610              9,006,238                  0.2%
     Core-Mark Holding Co., Inc.                                              160,583              9,318,631                  0.2%
*    Crocs, Inc.                                                              629,251              7,349,652                  0.2%
#*   Crown Media Holdings, Inc. Class A                                       198,749                693,634                  0.0%
     CSS Industries, Inc.                                                      52,055              1,486,691                  0.0%
     Culp, Inc.                                                               186,578              3,539,385                  0.1%
#*   Cumulus Media, Inc. Class A                                              537,992              2,076,649                  0.0%
#*   Daily Journal Corp.                                                          200                 36,530                  0.0%
*    Del Frisco's Restaurant Group, Inc.                                       92,529              2,148,523                  0.1%
#*   Delta Apparel, Inc.                                                       77,201                810,611                  0.0%
     Destination Maternity Corp.                                               91,157              1,365,532                  0.0%
#*   Destination XL Group, Inc.                                               349,894              1,833,445                  0.0%
*    Dex Media, Inc.                                                            3,500                 27,265                  0.0%
*    DGSE Cos., Inc.                                                            8,313                  9,560                  0.0%
     DineEquity, Inc.                                                         116,656             10,377,718                  0.2%
#*   Dixie Group, Inc. (The)                                                  104,300                821,884                  0.0%
#*   Dorman Products, Inc.                                                    126,256              5,853,228                  0.1%
*    Dover Downs Gaming & Entertainment, Inc.                                  63,144                 47,358                  0.0%
     Dover Motorsports, Inc.                                                  168,371                401,565                  0.0%
     Drew Industries, Inc.                                                    216,149             10,388,121                  0.2%
#*   Education Management Corp.                                                 2,999                  1,785                  0.0%
     Educational Development Corp.                                             36,900                161,253                  0.0%
     Einstein Noah Restaurant Group, Inc.                                     175,207              3,547,942                  0.1%
*    Eldorado Resorts, Inc.                                                    14,473                 59,629                  0.0%
*    ELXSI Corp.                                                                7,100                 82,538                  0.0%
     Emerson Radio Corp.                                                      243,478                277,565                  0.0%
*    Emmis Communications Corp. Class A                                       300,222                654,484                  0.0%
#*   Empire Resorts, Inc.                                                      13,738                102,898                  0.0%
#*   Entercom Communications Corp. Class A                                    354,244              3,641,628                  0.1%
#    Entravision Communications Corp. Class A                                 971,879              5,014,896                  0.1%
#    Escalade, Inc.                                                            63,120                722,093                  0.0%
#    Ethan Allen Interiors, Inc.                                              283,701              8,028,738                  0.2%
#*   EW Scripps Co. (The) Class A                                             345,866              6,640,627                  0.1%
#*   Famous Dave's Of America, Inc.                                            51,505              1,342,735                  0.0%
*    Fiesta Restaurant Group, Inc.                                            292,642             16,139,206                  0.3%
     Finish Line, Inc. (The) Class A                                          589,373             15,600,703                  0.3%
#*   Flanigan's Enterprises, Inc.                                              20,756                415,120                  0.0%
#    Flexsteel Industries, Inc.                                                55,129              1,891,476                  0.0%
*    Fox Factory Holding Corp.                                                    752                 12,739                  0.0%
#*   Francesca's Holdings Corp.                                               190,034              2,263,305                  0.1%
#    Fred's, Inc. Class A                                                     299,557              4,703,045                  0.1%
     Frisch's Restaurants, Inc.                                                63,337              1,626,494                  0.0%
#*   FTD Cos., Inc.                                                           153,891              5,413,885                  0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 -------------------    -------------------    ------------------
Consumer Discretionary -- (Continued)
#*        Fuel Systems Solutions, Inc.                                       135,278    $         1,248,616                  0.0%
*         Full House Resorts, Inc.                                            35,053                 45,218                  0.0%
#*        G-III Apparel Group, Ltd.                                          193,446             15,349,940                  0.3%
*         Gaiam, Inc. Class A                                                 68,289                516,948                  0.0%
*         Gaming Partners International Corp.                                 14,659                122,989                  0.0%
#*        Geeknet, Inc.                                                        3,079                 29,836                  0.0%
#*        Gentherm, Inc.                                                     334,287             13,939,768                  0.3%
#*        Gordmans Stores, Inc.                                               22,024                 69,376                  0.0%
*         Grand Canyon Education, Inc.                                       367,324             17,594,820                  0.4%
#*        Gray Television, Inc.                                              457,903              4,231,024                  0.1%
*         Gray Television, Inc. Class A                                       41,200                304,880                  0.0%
#*        Hampshire Group, Ltd.                                               25,800                 62,694                  0.0%
#         Harte-Hanks, Inc.                                                  381,894              2,486,130                  0.1%
#         Haverty Furniture Cos., Inc.                                       158,164              3,481,190                  0.1%
#         Haverty Furniture Cos., Inc. Class A                                18,855                414,433                  0.0%
*         Helen of Troy, Ltd.                                                194,371             12,021,846                  0.2%
*         Here Media, Inc.                                                     9,920                      1                  0.0%
(Degree)* Here Media, Inc. Special Shares                                      9,920                      1                  0.0%
#*        hhgregg, Inc.                                                      146,876                760,818                  0.0%
#*        Hibbett Sports, Inc.                                                62,495              2,836,648                  0.1%
*         Hollywood Media Corp.                                                1,798                  1,996                  0.0%
          Hooker Furniture Corp.                                              87,784              1,342,217                  0.0%
#*        Hovnanian Enterprises, Inc. Class A                                 32,591                122,542                  0.0%
#*        Ignite Restaurant Group, Inc.                                        1,313                  9,047                  0.0%
#*        Insignia Systems, Inc.                                              51,150                163,680                  0.0%
          International Speedway Corp. Class A                                 6,100                191,113                  0.0%
#         Interval Leisure Group, Inc.                                       368,004              7,742,804                  0.2%
#*        iRobot Corp.                                                       231,117              8,255,499                  0.2%
#*        Isle of Capri Casinos, Inc.                                        217,143              1,613,372                  0.0%
#*        ITT Educational Services, Inc.                                      10,887                110,068                  0.0%
*         Jaclyn, Inc.                                                        20,127                 97,113                  0.0%
#*        JAKKS Pacific, Inc.                                                186,066              1,187,101                  0.0%
#*        Jamba, Inc.                                                         56,762                757,773                  0.0%
#         Johnson Outdoors, Inc. Class A                                      65,549              1,969,747                  0.0%
*         Journal Communications, Inc. Class A                               480,802              4,716,668                  0.1%
*         K12, Inc.                                                          139,238              1,726,551                  0.0%
#         KB Home                                                            408,655              6,432,230                  0.1%
#*        Kirkland's, Inc.                                                   175,271              3,119,824                  0.1%
#*        Kona Grill, Inc.                                                    68,841              1,550,988                  0.0%
#         Koss Corp.                                                         115,135                163,492                  0.0%
#*        Krispy Kreme Doughnuts, Inc.                                       695,719             13,163,003                  0.3%
          La-Z-Boy, Inc.                                                     590,026             13,487,994                  0.3%
#*        Lakeland Industries, Inc.                                           40,544                571,670                  0.0%
*         Lazare Kaplan International, Inc.                                   81,643                132,262                  0.0%
#*        LeapFrog Enterprises, Inc.                                         421,165              2,240,598                  0.1%
*         Learning Tree International, Inc.                                  162,830                403,818                  0.0%
#*        Libbey, Inc.                                                       245,595              7,060,856                  0.1%
*         Liberty Tax, Inc.                                                      347                 13,148                  0.0%
#         Lifetime Brands, Inc.                                              111,926              1,915,054                  0.0%
*         LIN Media LLC Class A                                               36,480                872,966                  0.0%
#         Lincoln Educational Services Corp.                                 114,994                304,734                  0.0%
          Lithia Motors, Inc. Class A                                         83,381              6,472,033                  0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
*    Loral Space & Communications, Inc.                                        47,009   $          3,596,189                  0.1%
*    Luby's, Inc.                                                             249,870              1,246,851                  0.0%
#*   M/I Homes, Inc.                                                          173,343              3,733,808                  0.1%
     Marcus Corp. (The)                                                       181,285              3,105,412                  0.1%
#    Marine Products Corp.                                                    335,362              2,830,455                  0.1%
#*   MarineMax, Inc.                                                          212,127              4,066,475                  0.1%
#*   Martha Stewart Living Omnimedia, Inc. Class A                            178,835                774,356                  0.0%
*    McClatchy Co. (The) Class A                                              339,903              1,210,055                  0.0%
     McRae Industries, Inc. Class A                                             8,800                267,520                  0.0%
#    MDC Holdings, Inc.                                                       280,333              6,845,732                  0.1%
#*   Media General, Inc. Class A                                              135,901              2,030,361                  0.0%
#*   Meritage Homes Corp.                                                      16,232                597,175                  0.0%
*    Modine Manufacturing Co.                                                 347,825              4,462,595                  0.1%
*    Monarch Casino & Resort, Inc.                                            145,340              2,364,682                  0.1%
#    Monro Muffler Brake, Inc.                                                156,062              8,339,953                  0.2%
#*   Motorcar Parts of America, Inc.                                           90,868              2,638,807                  0.1%
     Movado Group, Inc.                                                       190,762              6,733,899                  0.1%
*    Multimedia Games Holding Co., Inc.                                       190,131              6,635,572                  0.1%
#    NACCO Industries, Inc. Class A                                            37,647              2,204,985                  0.1%
#*   Nathan's Famous, Inc.                                                     56,675              4,073,799                  0.1%
     National American University Holdings, Inc.                                  584                  1,828                  0.0%
#    National CineMedia, Inc.                                                 484,265              7,699,814                  0.2%
#*   Nautilus, Inc.                                                           324,859              4,346,613                  0.1%
#*   Nevada Gold & Casinos, Inc.                                                  352                    419                  0.0%
*    New York & Co., Inc.                                                     633,817              2,072,582                  0.0%
#    Nexstar Broadcasting Group, Inc. Class A                                 281,414             12,697,400                  0.3%
*    Nobility Homes, Inc.                                                      43,800                480,705                  0.0%
#    Nutrisystem, Inc.                                                        319,229              5,375,816                  0.1%
*    Orbitz Worldwide, Inc.                                                   724,679              5,993,095                  0.1%
#*   Overstock.com, Inc.                                                       66,674              1,541,503                  0.0%
#    Oxford Industries, Inc.                                                  157,976              9,676,030                  0.2%
*    P&F Industries, Inc. Class A                                               6,745                 53,893                  0.0%
#*   Pacific Sunwear of California, Inc.                                      306,922                466,521                  0.0%
#    Papa John's International, Inc.                                          394,891             18,465,103                  0.4%
#*   Penn National Gaming, Inc.                                               334,805              4,382,597                  0.1%
#*   Pep Boys-Manny, Moe & Jack (The)                                         423,475              4,035,717                  0.1%
*    Perfumania Holdings, Inc.                                                 56,683                348,600                  0.0%
#*   Perry Ellis International, Inc.                                          115,286              2,357,599                  0.1%
#    PetMed Express, Inc.                                                     213,062              2,814,549                  0.1%
     Pier 1 Imports, Inc.                                                      72,887                940,242                  0.0%
#*   Pinnacle Entertainment, Inc.                                             540,950             13,864,549                  0.3%
#*   Pizza Inn Holdings, Inc.                                                  39,700                260,035                  0.0%
#*   Popeyes Louisiana Kitchen, Inc.                                          243,874             11,303,560                  0.2%
*    QEP Co., Inc.                                                             33,487                587,529                  0.0%
*    Quantum Fuel Systems Technologies Worldwide, Inc.                          5,656                 22,511                  0.0%
#*   Quiksilver, Inc.                                                         866,702              1,516,729                  0.0%
#*   Radio One, Inc. Class D                                                  320,517                798,087                  0.0%
#*   RadioShack Corp.                                                          92,927                 85,493                  0.0%
*    RCI Hospitality Holdings, Inc.                                            54,661                650,466                  0.0%
*    ReachLocal, Inc.                                                           4,933                 22,346                  0.0%
#*   Reading International, Inc. Class A                                      134,925              1,345,202                  0.0%
*    Reading International, Inc. Class B                                       11,620                127,820                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
*    Red Lion Hotels Corp.                                                    167,008   $            946,935                  0.0%
*    Red Robin Gourmet Burgers, Inc.                                          138,065              7,589,433                  0.2%
     Regis Corp.                                                              366,744              6,227,313                  0.1%
#    Remy International, Inc.                                                     468                  8,649                  0.0%
     Rent-A-Center, Inc.                                                       10,544                326,548                  0.0%
#*   Rentrak Corp.                                                             50,214              3,859,950                  0.1%
     Rocky Brands, Inc.                                                        50,860                668,300                  0.0%
#*   Ruby Tuesday, Inc.                                                       452,878              3,478,103                  0.1%
     Ruth's Hospitality Group, Inc.                                           328,476              3,997,553                  0.1%
#    Saga Communications, Inc. Class A                                         51,988              2,084,719                  0.0%
#    Salem Communications Corp. Class A                                       170,151              1,311,864                  0.0%
#    Scholastic Corp.                                                           1,706                 59,386                  0.0%
#*   Scientific Games Corp. Class A                                           731,870              8,614,110                  0.2%
#*   Select Comfort Corp.                                                     285,424              7,332,543                  0.2%
#*   Shiloh Industries, Inc.                                                  154,405              2,631,061                  0.1%
#    Shoe Carnival, Inc.                                                      157,105              2,890,732                  0.1%
#    Sinclair Broadcast Group, Inc. Class A                                   401,740             11,670,547                  0.2%
#*   Sizmek, Inc.                                                             153,980                882,305                  0.0%
*    Skechers U.S.A., Inc. Class A                                            270,836             14,828,271                  0.3%
#*   Skullcandy, Inc.                                                         118,727                990,183                  0.0%
#*   Skyline Corp.                                                             74,294                271,916                  0.0%
#*   Smith & Wesson Holding Corp.                                               4,614                 46,878                  0.0%
#    Sonic Automotive, Inc. Class A                                           373,034              9,284,816                  0.2%
#*   Sonic Corp.                                                              668,078             16,842,246                  0.3%
*    Spanish Broadcasting System, Inc. Class A                                 36,748                148,094                  0.0%
     Spartan Motors, Inc.                                                     167,767                954,594                  0.0%
*    Spectrum Group International, Inc.                                           278                148,034                  0.0%
#    Speedway Motorsports, Inc.                                               223,550              4,374,874                  0.1%
#    Stage Stores, Inc.                                                       249,843              4,214,851                  0.1%
#    Standard Motor Products, Inc.                                            248,523              9,821,629                  0.2%
*    Stanley Furniture Co., Inc.                                               51,183                148,431                  0.0%
#    Stein Mart, Inc.                                                         272,252              3,642,732                  0.1%
*    Steiner Leisure, Ltd.                                                     99,037              4,177,381                  0.1%
#*   Stoneridge, Inc.                                                         224,582              2,917,320                  0.1%
#    Strattec Security Corp.                                                   30,352              3,148,109                  0.1%
*    Strayer Education, Inc.                                                   30,726              2,248,836                  0.1%
#    Sturm Ruger & Co., Inc.                                                  185,803              7,744,269                  0.2%
#    Superior Industries International, Inc.                                  235,310              4,590,898                  0.1%
     Superior Uniform Group, Inc.                                              55,873              1,340,952                  0.0%
     Sypris Solutions, Inc.                                                   166,119                566,466                  0.0%
#*   Systemax, Inc.                                                           337,431              5,162,694                  0.1%
#    Tandy Leather Factory, Inc.                                               72,155                666,712                  0.0%
#*   Tile Shop Holdings, Inc.                                                  40,563                349,247                  0.0%
*    Tower International, Inc.                                                 82,592              2,006,986                  0.0%
#    Town Sports International Holdings, Inc.                                 193,082              1,143,045                  0.0%
     Trans World Entertainment Corp.                                          218,126                719,816                  0.0%
#*   Tuesday Morning Corp.                                                    372,296              7,591,115                  0.2%
#*   Tumi Holdings, Inc.                                                      102,888              2,136,984                  0.0%
*    Unifi, Inc.                                                              163,468              4,572,200                  0.1%
#*   Universal Electronics, Inc.                                              148,910              8,471,490                  0.2%
#    Universal Technical Institute, Inc.                                      223,452              2,661,313                  0.1%
#*   UQM Technologies, Inc.                                                   123,866                137,491                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Consumer Discretionary -- (Continued)
*    US Auto Parts Network, Inc.                                               62,898   $            169,825                  0.0%
#    Value Line, Inc.                                                          80,059              1,276,941                  0.0%
#*   Valuevision Media, Inc. Class A                                          399,286              2,259,959                  0.1%
#*   Vera Bradley, Inc.                                                       142,536              3,249,821                  0.1%
*    Vitamin Shoppe, Inc.                                                     196,652              9,228,878                  0.2%
#*   VOXX International Corp.                                                 170,721              1,456,250                  0.0%
#*   West Marine, Inc.                                                        177,750              1,749,060                  0.0%
#    Weyco Group, Inc.                                                        110,462              3,440,891                  0.1%
#*   William Lyon Homes Class A                                                39,438                933,103                  0.0%
#    Winmark Corp.                                                             54,688              4,499,729                  0.1%
#*   Winnebago Industries, Inc.                                               187,574              3,978,445                  0.1%
#    World Wrestling Entertainment, Inc. Class A                               20,238                249,939                  0.0%
#*   Xanadoo Co. Class A                                                          566                124,520                  0.0%
*    Zagg, Inc.                                                                94,665                636,149                  0.0%
#*   Zumiez, Inc.                                                             283,795              9,473,077                  0.2%
                                                                                        --------------------   ------------------
Total Consumer Discretionary                                                                     933,050,788                 18.6%
                                                                                        --------------------   ------------------
Consumer Staples -- (3.3%)
#    Alico, Inc.                                                               68,700              2,535,030                  0.1%
#*   Alliance One International, Inc.                                         827,437              1,679,697                  0.0%
     Andersons, Inc. (The)                                                    269,438             17,171,284                  0.4%
#    B&G Foods, Inc.                                                           13,498                397,651                  0.0%
#*   Boulder Brands, Inc.                                                     577,162              5,125,199                  0.1%
*    Bridgford Foods Corp.                                                     72,953                612,440                  0.0%
#    Cal-Maine Foods, Inc.                                                    193,250             16,965,417                  0.3%
#    Calavo Growers, Inc.                                                     120,004              5,824,994                  0.1%
*    CCA Industries, Inc.                                                      35,363                120,234                  0.0%
*    Central Garden and Pet Co.                                                75,174                599,889                  0.0%
#*   Central Garden and Pet Co. Class A                                       312,877              2,687,613                  0.1%
#*   Chefs' Warehouse, Inc. (The)                                              41,406                739,925                  0.0%
*    Chiquita Brands International, Inc.                                      322,337              4,651,323                  0.1%
#    Coca-Cola Bottling Co. Consolidated                                       71,524              6,468,631                  0.1%
#*   Coffee Holding Co., Inc.                                                  14,908                 85,274                  0.0%
#*   Craft Brew Alliance, Inc.                                                 83,297              1,156,162                  0.0%
#    Dean Foods Co.                                                           411,973              6,060,123                  0.1%
#*   Diamond Foods, Inc.                                                       13,988                421,738                  0.0%
#*   Farmer Bros. Co.                                                          88,891              2,592,062                  0.1%
#*   Fresh Market, Inc. (The)                                                  13,550                497,420                  0.0%
*    Glacier Water Services, Inc.                                              23,971                457,966                  0.0%
     Golden Enterprises, Inc.                                                  99,219                443,509                  0.0%
*    IGI Laboratories, Inc.                                                    30,339                297,626                  0.0%
#    Ingles Markets, Inc. Class A                                             100,711              2,709,126                  0.1%
     Inter Parfums, Inc.                                                      288,399              8,190,532                  0.2%
*    Inventure Foods, Inc.                                                     31,368                415,312                  0.0%
     J&J Snack Foods Corp.                                                    159,784             16,462,545                  0.3%
#    John B. Sanfilippo & Son, Inc.                                            72,033              2,676,026                  0.1%
#    Liberator Medical Holdings, Inc.                                           6,507                 18,740                  0.0%
#*   Lifeway Foods, Inc.                                                      152,175              2,518,496                  0.1%
#    Limoneira Co.                                                              2,114                 54,245                  0.0%
*    Mannatech, Inc.                                                           10,017                145,948                  0.0%
#*   Medifast, Inc.                                                           136,704              4,338,985                  0.1%
#    MGP Ingredients, Inc.                                                    109,647              1,354,140                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Consumer Staples -- (Continued)
#*   National Beverage Corp.                                                  399,613   $         10,038,279                  0.2%
#*   Natural Alternatives International, Inc.                                  70,731                433,581                  0.0%
#*   Natural Grocers by Vitamin Cottage, Inc.                                  13,355                241,859                  0.0%
#    Nature's Sunshine Products, Inc.                                         153,100              2,281,190                  0.1%
#*   Nutraceutical International Corp.                                         59,666              1,341,292                  0.0%
#    Oil-Dri Corp. of America                                                  58,075              1,752,703                  0.0%
#*   Omega Protein Corp.                                                      156,029              2,254,619                  0.1%
#    Orchids Paper Products Co.                                                57,304              1,648,063                  0.0%
*    Pantry, Inc. (The)                                                       140,628              3,623,984                  0.1%
#*   Post Holdings, Inc.                                                       21,541                807,787                  0.0%
     Reliv International, Inc.                                                102,054                123,485                  0.0%
#*   Revlon, Inc. Class A                                                     378,632             12,987,078                  0.3%
     Rocky Mountain Chocolate Factory, Inc.                                    71,953                869,912                  0.0%
#    Roundy's, Inc.                                                            30,739                103,590                  0.0%
*    Scheid Vineyards, Inc. Class A                                             2,900                 97,208                  0.0%
     Scope Industries                                                           8,083              1,859,090                  0.0%
#*   Seneca Foods Corp. Class A                                                33,144                890,911                  0.0%
#*   Seneca Foods Corp. Class B                                                11,120                336,102                  0.0%
     SpartanNash Co.                                                          331,370              7,426,002                  0.2%
*    Tofutti Brands, Inc.                                                      53,404                266,486                  0.0%
#    United-Guardian, Inc.                                                     40,096                836,403                  0.0%
#    Universal Corp.                                                           98,144              4,367,408                  0.1%
#*   USANA Health Sciences, Inc.                                              141,615             16,141,278                  0.3%
     Village Super Market, Inc. Class A                                        69,464              1,927,626                  0.0%
#    WD-40 Co.                                                                151,846             11,642,033                  0.2%
#    Weis Markets, Inc.                                                           249                 11,115                  0.0%
                                                                                        --------------------   ------------------
Total Consumer Staples                                                                           200,784,386                  4.0%
                                                                                        --------------------   ------------------
Energy -- (3.7%)
#*   Abraxas Petroleum Corp.                                                  486,100              2,007,593                  0.0%
     Adams Resources & Energy, Inc.                                            38,954              1,638,016                  0.0%
#    Alon USA Energy, Inc.                                                    406,206              6,515,544                  0.1%
#*   Alpha Natural Resources, Inc.                                            586,320              1,149,187                  0.0%
     AMEN Properties, Inc.                                                        123                 74,107                  0.0%
#*   American Eagle Energy Corp.                                               12,112                 21,075                  0.0%
#*   Approach Resources, Inc.                                                 202,666              2,006,393                  0.0%
*    Barnwell Industries, Inc.                                                 68,834                176,215                  0.0%
*    Basic Energy Services, Inc.                                              474,728              6,123,991                  0.1%
#*   Bill Barrett Corp.                                                       200,043              3,040,654                  0.1%
     Bolt Technology Corp.                                                     77,310              1,695,408                  0.0%
#*   BPZ Resources, Inc.                                                      574,202                712,010                  0.0%
#*   C&J Energy Services, Inc.                                                172,867              3,338,062                  0.1%
#*   Callon Petroleum Co.                                                     362,025              2,374,884                  0.1%
*    Carrizo Oil & Gas, Inc.                                                  162,806              8,456,144                  0.2%
*    Cheniere Energy, Inc.                                                     39,020              2,926,500                  0.1%
#*   Clayton Williams Energy, Inc.                                            111,262              9,250,323                  0.2%
#*   Clean Energy Fuels Corp.                                                 305,021              2,229,704                  0.0%
#*   Cloud Peak Energy, Inc.                                                  368,334              4,408,958                  0.1%
#    Comstock Resources, Inc.                                                 330,845              3,917,205                  0.1%
*    Contango Oil & Gas Co.                                                   120,044              4,390,009                  0.1%
#    Dawson Geophysical Co.                                                    64,595              1,097,469                  0.0%
#    DHT Holdings, Inc.                                                        44,008                293,093                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Energy -- (Continued)
*    Earthstone Energy, Inc.                                                    1,000   $             23,780                  0.0%
#*   Emerald Oil, Inc.                                                        370,352              1,177,719                  0.0%
#    Energy XXI Bermuda, Ltd.                                                      50                    385                  0.0%
*    ENGlobal Corp.                                                           238,421                312,332                  0.0%
#    EnLink Midstream LLC                                                     393,707             14,921,495                  0.3%
*    Era Group, Inc.                                                           20,289                474,560                  0.0%
*    Escalera Resources Co.                                                    58,194                 65,759                  0.0%
     Evolution Petroleum Corp.                                                 27,969                264,587                  0.0%
#*   FieldPoint Petroleum Corp.                                                49,014                138,710                  0.0%
#*   Forbes Energy Services, Ltd.                                               2,400                  6,912                  0.0%
#*   Forest Oil Corp.                                                         231,103                187,193                  0.0%
*    Gastar Exploration, Inc.                                                 466,152              1,864,608                  0.0%
#*   Geospace Technologies Corp.                                               69,429              2,137,719                  0.0%
#*   Goodrich Petroleum Corp.                                                  71,912                592,555                  0.0%
#    Green Plains, Inc.                                                       325,926             11,146,669                  0.2%
#    Gulf Island Fabrication, Inc.                                            110,881              2,344,024                  0.1%
#    Gulfmark Offshore, Inc. Class A                                          112,621              3,396,649                  0.1%
#*   Harvest Natural Resources, Inc.                                          283,514              1,054,672                  0.0%
#*   Hercules Offshore, Inc.                                                  442,819                730,651                  0.0%
#*   HKN, Inc.                                                                  1,132                 74,712                  0.0%
#*   Hornbeck Offshore Services, Inc.                                           5,822                178,503                  0.0%
#*   ION Geophysical Corp.                                                  1,111,325              3,111,710                  0.1%
#*   Key Energy Services, Inc.                                                980,608              2,981,048                  0.1%
#*   Magnum Hunter Resources Corp.                                             32,369                150,192                  0.0%
#*   Matador Resources Co.                                                    153,797              3,732,653                  0.1%
*    Matrix Service Co.                                                       257,086              6,442,575                  0.1%
*    Mexco Energy Corp.                                                         8,988                 53,479                  0.0%
#*   Miller Energy Resources, Inc.                                             32,669                113,688                  0.0%
*    Mitcham Industries, Inc.                                                  80,711                823,252                  0.0%
*    Natural Gas Services Group, Inc.                                          61,990              1,595,003                  0.0%
#*   Newpark Resources, Inc.                                                  863,527              9,870,114                  0.2%
#*   Nordic American Offshore, Ltd.                                               571                  9,136                  0.0%
#    Nordic American Tankers, Ltd.                                             66,007                557,759                  0.0%
#*   Northern Oil and Gas, Inc.                                               320,656              3,623,413                  0.1%
#*   Nuverra Environmental Solutions, Inc.                                    136,121              1,289,066                  0.0%
#*   Overseas Shipholding Group, Inc.                                          18,861                 97,134                  0.0%
*    Pacific Ethanol, Inc.                                                         31                    437                  0.0%
#    Panhandle Oil and Gas, Inc. Class A                                      121,452              2,497,053                  0.1%
#*   Parker Drilling Co.                                                      876,045              3,889,640                  0.1%
#*   Penn Virginia Corp.                                                      625,621              5,361,572                  0.1%
#*   PetroQuest Energy, Inc.                                                  559,661              2,630,407                  0.1%
#*   PHI, Inc. Non-Voting                                                     113,759              5,089,578                  0.1%
#*   PHI, Inc. Voting                                                           9,745                414,260                  0.0%
*    Pioneer Energy Services Corp.                                            427,910              3,928,214                  0.1%
*    PostRock Energy Corp.                                                      1,433                  1,032                  0.0%
#*   Renewable Energy Group, Inc.                                             168,755              1,776,990                  0.0%
#*   REX American Resources Corp.                                             149,235             10,858,339                  0.2%
#*   Rex Energy Corp.                                                         296,053              2,321,056                  0.1%
#*   RigNet, Inc.                                                              35,072              1,523,878                  0.0%
#*   Ring Energy, Inc.                                                          3,968                 68,250                  0.0%
#*   Royale Energy, Inc.                                                       45,629                119,548                  0.0%
#    Scorpio Tankers, Inc.                                                     23,960                209,171                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   ------------------
Energy -- (Continued)
#*          SEACOR Holdings, Inc.                                               4,654   $            383,722                  0.0%
*           Seventy Seven Energy, Inc.                                          9,763                127,602                  0.0%
#           Ship Finance International, Ltd.                                      912                 15,677                  0.0%
*           Steel Excel, Inc.                                                  73,655              2,246,477                  0.1%
#*          Swift Energy Co.                                                   55,787                382,141                  0.0%
#*          Synergy Resources Corp.                                           569,758              6,945,350                  0.1%
#*          Synthesis Energy Systems, Inc.                                     17,851                 18,387                  0.0%
(Degree)#*  Syntroleum Corp.                                                   44,574                155,080                  0.0%
#           Teekay Tankers, Ltd. Class A                                       11,910                 50,498                  0.0%
#           Tesco Corp.                                                       181,013              3,446,488                  0.1%
#*          TETRA Technologies, Inc.                                          593,947              5,660,315                  0.1%
#*          TGC Industries, Inc.                                              110,887                348,185                  0.0%
#*          Triangle Petroleum Corp.                                          697,163              5,403,013                  0.1%
#*          Uranium Energy Corp.                                              123,123                141,591                  0.0%
#*          US Energy Corp. Wyoming                                            71,870                187,581                  0.0%
#*          Vaalco Energy, Inc.                                               571,484              4,240,411                  0.1%
#           W&T Offshore, Inc.                                                185,160              1,683,104                  0.0%
*           Warren Resources, Inc.                                            521,404              1,804,058                  0.0%
*           Westmoreland Coal Co.                                              62,665              2,291,659                  0.1%
*           Willbros Group, Inc.                                              385,891              2,265,180                  0.1%
*           Yuma Energy, Inc.                                                  22,699                 77,177                  0.0%
#*          Zion Oil & Gas, Inc.                                                5,765                 10,031                  0.0%
                                                                                        --------------------   ------------------
Total Energy                                                                                     221,960,112                  4.4%
                                                                                        --------------------   ------------------
Financials -- (14.6%)
*           1st Constitution Bancorp                                           16,306                181,078                  0.0%
#           1st Source Corp.                                                  194,458              6,084,591                  0.1%
#           1st United Bancorp, Inc.                                           35,937                318,042                  0.0%
#*          A-Mark Precious Metals, Inc.                                       69,658                733,499                  0.0%
            Access National Corp.                                              59,660              1,005,271                  0.0%
            Alliance Bancorp, Inc. of Pennsylvania                             13,199                217,652                  0.0%
#*          Altisource Asset Management Corp.                                   9,319              5,032,260                  0.1%
#*          Ambac Financial Group, Inc.                                       151,920              3,475,930                  0.1%
            Ameriana Bancorp                                                   20,650                349,811                  0.0%
#           American Equity Investment Life Holding Co.                       440,317             11,364,582                  0.2%
*           American Independence Corp.                                         3,596                 39,520                  0.0%
#           American National Bankshares, Inc.                                 54,265              1,313,213                  0.0%
*           American River Bankshares                                          20,521                194,949                  0.0%
(Degree)*   American Spectrum Realty, Inc.                                     12,048                 20,241                  0.0%
            Ameris Bancorp                                                    143,236              3,552,253                  0.1%
            AMERISAFE, Inc.                                                   142,199              5,929,698                  0.1%
#           AmeriServ Financial, Inc.                                         189,054                595,520                  0.0%
*           Anchor Bancorp, Inc.                                                  800                 16,520                  0.0%
#           Argo Group International Holdings, Ltd.                            52,793              2,945,849                  0.1%
#           Arrow Financial Corp.                                             123,251              3,375,845                  0.1%
            ASB Financial Corp.                                                 4,400                 59,400                  0.0%
*           Asta Funding, Inc.                                                 50,151                422,773                  0.0%
#           Astoria Financial Corp.                                           549,934              7,231,632                  0.2%
            Atlantic American Corp.                                             7,131                 27,526                  0.0%
#*          Atlantic Coast Financial Corp.                                        738                  3,041                  0.0%
*           Atlanticus Holdings Corp.                                         140,864                197,210                  0.0%
#           Auburn National Bancorporation, Inc.                               11,571                271,571                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Financials -- (Continued)
#*        AV Homes, Inc.                                                       80,688   $          1,209,513                  0.0%
#         Baldwin & Lyons, Inc. Class A                                         3,548                 86,997                  0.0%
          Baldwin & Lyons, Inc. Class B                                        91,316              2,458,227                  0.1%
#         Banc of California, Inc.                                             41,921                493,410                  0.0%
#         Bancfirst Corp.                                                     119,581              7,772,765                  0.2%
          Bancorp of New Jersey, Inc.                                           1,246                 15,008                  0.0%
#*        Bancorp, Inc.                                                       229,512              2,171,184                  0.1%
#         Bank Mutual Corp.                                                   166,106              1,094,639                  0.0%
          Bank of Commerce Holdings                                            19,956                120,734                  0.0%
          Bank of Kentucky Financial Corp (The)                                28,520              1,337,873                  0.0%
#         BankFinancial Corp.                                                 211,876              2,527,681                  0.1%
          Banner Corp.                                                        167,837              7,253,915                  0.2%
          Bar Harbor Bankshares                                                40,992              1,192,867                  0.0%
          BBCN Bancorp, Inc.                                                  771,606             10,910,509                  0.2%
#*        BBX Capital Corp. Class A                                            43,192                794,733                  0.0%
          BCB Bancorp, Inc.                                                    54,608                703,897                  0.0%
*         Bear State Financial, Inc.                                           45,474                407,902                  0.0%
#*        Beneficial Mutual Bancorp, Inc.                                     123,326              1,656,268                  0.0%
#         Berkshire Bancorp, Inc.                                              10,471                 87,695                  0.0%
#         Berkshire Hills Bancorp, Inc.                                       149,615              3,857,075                  0.1%
#         BGC Partners, Inc. Class A                                          455,287              3,860,834                  0.1%
          BNC Bancorp                                                           1,579                 26,859                  0.0%
*         BNCCORP, Inc.                                                        12,585                226,530                  0.0%
#*        BofI Holding, Inc.                                                  159,876             12,313,650                  0.3%
#         Boston Private Financial Holdings, Inc.                             758,527              9,974,630                  0.2%
#         Bridge Bancorp, Inc.                                                 41,930              1,101,082                  0.0%
#*        Bridge Capital Holdings                                              47,800              1,152,936                  0.0%
          Brookline Bancorp, Inc.                                             602,326              5,776,306                  0.1%
*         Brunswick Bancorp                                                       120                    576                  0.0%
#         Bryn Mawr Bank Corp.                                                101,322              3,123,757                  0.1%
          C&F Financial Corp.                                                  14,164                486,392                  0.0%
#         Calamos Asset Management, Inc. Class A                              149,909              2,053,753                  0.1%
          California First National Bancorp                                    81,133              1,225,108                  0.0%
#         Camden National Corp.                                                77,063              3,152,647                  0.1%
#         Cape Bancorp, Inc.                                                    4,774                 42,536                  0.0%
#*        Capital Bank Financial Corp. Class A                                 23,086                597,697                  0.0%
#         Capital City Bank Group, Inc.                                       150,073              2,267,603                  0.1%
(Degree)  Capital Properties, Inc., 5.000%                                      9,939                  9,843                  0.0%
*         Capital Properties, Inc. Class A                                     11,044                134,405                  0.0%
          Capital Southwest Corp.                                              40,128              1,471,092                  0.0%
#         Cardinal Financial Corp.                                            279,930              5,374,656                  0.1%
*         Carolina Bank Holdings, Inc.                                          4,335                 41,009                  0.0%
#*        Carver Bancorp, Inc.                                                    300                  2,175                  0.0%
*         Cascade Bancorp                                                     107,818                550,950                  0.0%
#         Cash America International, Inc.                                     82,995              4,079,204                  0.1%
#         Centerstate Banks, Inc.                                              65,856                766,564                  0.0%
#         Central Pacific Financial Corp.                                      88,662              1,675,712                  0.0%
#         Century Bancorp, Inc. Class A                                        18,900                717,822                  0.0%
          Charter Financial Corp.                                                 935                 10,603                  0.0%
          Chemical Financial Corp.                                            232,505              6,923,999                  0.1%
          Chicopee Bancorp, Inc.                                               26,112                388,808                  0.0%
          Citizens Community Bancorp, Inc.                                      4,432                 39,445                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Financials -- (Continued)
*    Citizens First Corp.                                                       1,442   $             16,583                  0.0%
     Citizens Holding Co.                                                       9,925                186,094                  0.0%
#*   Citizens, Inc.                                                           392,168              2,858,905                  0.1%
#    City Holding Co.                                                         161,264              7,255,267                  0.2%
     CKX Lands, Inc.                                                           14,943                239,237                  0.0%
#    Clifton Bancorp, Inc.                                                     77,484              1,008,842                  0.0%
#    CNB Financial Corp.                                                       54,933                994,837                  0.0%
#    CoBiz Financial, Inc.                                                    220,228              2,647,141                  0.1%
     Codorus Valley Bancorp, Inc.                                              12,095                261,493                  0.0%
*    Colonial Financial Services, Inc.                                          7,831                101,725                  0.0%
*    Colony Bankcorp, Inc.                                                     37,943                265,601                  0.0%
#    Columbia Banking System, Inc.                                            336,003              9,334,163                  0.2%
     Commercial National Financial Corp.                                       10,640                226,100                  0.0%
#    Community Bank System, Inc.                                              285,167             10,879,121                  0.2%
*    Community Bankers Trust Corp.                                              2,000                  8,800                  0.0%
#    Community Trust Bancorp, Inc.                                            151,885              5,460,266                  0.1%
     Community West Bancshares                                                 12,713                 81,999                  0.0%
*    CommunityOne Bancorp                                                         216                  2,298                  0.0%
     ConnectOne Bancorp, Inc.                                                 143,426              2,653,381                  0.1%
#    Consolidated-Tomoka Land Co.                                              52,947              2,763,304                  0.1%
*    Consumer Portfolio Services, Inc.                                         59,349                419,004                  0.0%
#*   Cowen Group, Inc. Class A                                                350,148              1,414,598                  0.0%
#    Crawford & Co. Class A                                                   282,945              2,495,575                  0.1%
#    Crawford & Co. Class B                                                   145,019              1,476,293                  0.0%
#*   Customers Bancorp, Inc.                                                   22,142                422,912                  0.0%
#    CVB Financial Corp.                                                      281,593              4,443,538                  0.1%
*    DGT Holdings Corp.                                                        12,563                197,867                  0.0%
#    Diamond Hill Investment Group, Inc.                                          710                 95,133                  0.0%
#    Dime Community Bancshares, Inc.                                          309,921              4,881,256                  0.1%
#    Donegal Group, Inc. Class A                                              169,997              2,689,353                  0.1%
#    Donegal Group, Inc. Class B                                               34,951                733,971                  0.0%
#*   Doral Financial Corp.                                                      4,060                 23,589                  0.0%
     Eagle Bancorp Montana, Inc.                                                  578                  6,185                  0.0%
*    Eastern Virginia Bankshares, Inc.                                          8,084                 50,040                  0.0%
#*   eHealth, Inc.                                                            116,569              2,908,397                  0.1%
#    EMC Insurance Group, Inc.                                                116,209              3,723,336                  0.1%
     Employers Holdings, Inc.                                                 256,242              5,224,774                  0.1%
#*   Encore Capital Group, Inc.                                               304,239             13,845,917                  0.3%
#    Enterprise Bancorp, Inc.                                                  36,296                854,045                  0.0%
#    Enterprise Financial Services Corp.                                       60,515              1,140,708                  0.0%
#    ESB Financial Corp.                                                      161,234              3,008,626                  0.1%
     ESSA Bancorp, Inc.                                                        63,434                728,857                  0.0%
#    Evans Bancorp, Inc.                                                       11,667                271,199                  0.0%
#*   Ezcorp, Inc. Class A                                                      88,689              1,000,412                  0.0%
*    Farmers Capital Bank Corp.                                                22,878                513,382                  0.0%
#    FBL Financial Group, Inc. Class A                                        271,426             13,457,301                  0.3%
#    Federal Agricultural Mortgage Corp. Class A                                4,200                102,900                  0.0%
#    Federal Agricultural Mortgage Corp. Class C                               78,623              2,618,146                  0.1%
#    Federated National Holding Co.                                            93,533              3,129,614                  0.1%
     Fidelity Southern Corp.                                                   99,943              1,534,125                  0.0%
#    Financial Institutions, Inc.                                              73,008              1,835,421                  0.0%
*    First Acceptance Corp.                                                    59,247                151,672                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Financials -- (Continued)
          First Bancorp of Indiana, Inc.                                        1,400   $             21,378                  0.0%
#         First Bancorp, Inc.                                                  74,352              1,315,287                  0.0%
#*        First BanCorp.(318672706)                                           298,028              1,552,726                  0.0%
#         First Bancorp.(318910106)                                           142,584              2,583,622                  0.1%
*         First Bancshares, Inc.                                                5,228                 36,439                  0.0%
          First Bancshares, Inc. (The)                                          4,544                 68,342                  0.0%
#         First Busey Corp.                                                   497,828              3,111,425                  0.1%
#         First Business Financial Services, Inc.                               8,241                386,750                  0.0%
#*        First Cash Financial Services, Inc.                                  15,823                934,823                  0.0%
#         First Commonwealth Financial Corp.                                  736,560              6,886,836                  0.1%
#         First Community Bancshares, Inc.                                    109,324              1,789,634                  0.0%
#         First Connecticut Bancorp, Inc.                                      16,643                260,297                  0.0%
          First Defiance Financial Corp.                                       69,440              2,126,947                  0.1%
#         First Federal of Northern Michigan Bancorp, Inc.                     13,700                 66,993                  0.0%
          First Financial Bancorp                                             349,056              6,122,442                  0.1%
#         First Financial Corp.                                               122,228              4,238,867                  0.1%
          First Financial Northwest, Inc.                                      46,371                537,904                  0.0%
#*        First Financial Service Corp.                                        18,814                 69,612                  0.0%
          First Interstate Bancsystem, Inc.                                   111,083              3,259,175                  0.1%
#*        First Marblehead Corp. (The)                                          4,947                 12,219                  0.0%
          First Merchants Corp.                                               256,114              5,800,982                  0.1%
#         First Midwest Bancorp, Inc.                                         549,937              9,233,442                  0.2%
*         First NBC Bank Holding Co.                                            9,468                347,760                  0.0%
(Degree)* First Place Financial Corp.                                         153,683                     15                  0.0%
          First South Bancorp, Inc.                                            59,381                489,893                  0.0%
#*        First United Corp.                                                   31,308                267,683                  0.0%
          First West Virginia Bancorp                                           1,187                 23,728                  0.0%
*         Flagstar Bancorp, Inc.                                              170,118              2,674,255                  0.1%
#         Flushing Financial Corp.                                            224,872              4,528,922                  0.1%
#*        Forestar Group, Inc.                                                274,218              4,785,104                  0.1%
*         Fortegra Financial Corp.                                                705                  6,965                  0.0%
#         Fox Chase Bancorp, Inc.                                              59,633                976,789                  0.0%
#*        Franklin Financial Corp.                                              5,320                110,443                  0.0%
#         FXCM, Inc. Class A                                                  272,184              4,480,149                  0.1%
#         Gain Capital Holdings, Inc.                                          71,533                612,322                  0.0%
#         German American Bancorp, Inc.                                        65,691              1,962,190                  0.1%
          GFI Group, Inc.                                                     527,874              2,903,307                  0.1%
#         Glacier Bancorp, Inc.                                               291,356              8,359,004                  0.2%
#*        Global Indemnity P.L.C.                                              56,451              1,635,950                  0.0%
          Gouverneur Bancorp, Inc.                                              4,366                 51,082                  0.0%
#         Great Southern Bancorp, Inc.                                         82,319              3,128,945                  0.1%
*         Green Dot Corp. Class A                                             222,143              5,309,218                  0.1%
#         Greenhill & Co., Inc.                                               147,759              6,649,155                  0.1%
*         Greenlight Capital Re, Ltd. Class A                                 214,514              6,960,979                  0.1%
#         Griffin Land & Nurseries, Inc.                                       48,979              1,280,801                  0.0%
#         Guaranty Bancorp                                                     62,993                993,400                  0.0%
#         Guaranty Federal Bancshares, Inc.                                    17,335                220,068                  0.0%
*         Hallmark Financial Services, Inc.                                   106,399              1,240,612                  0.0%
#         Hampden Bancorp, Inc.                                                 3,433                 59,048                  0.0%
*         Hampton Roads Bankshares, Inc.                                        8,405                 14,625                  0.0%
#         Hanmi Financial Corp.                                               242,124              5,193,560                  0.1%
          Harleysville Savings Financial Corp.                                 12,400                208,940                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Financials -- (Continued)
     Hawthorn Bancshares, Inc.                                                  6,195   $             85,243                  0.0%
#    HCI Group, Inc.                                                           99,705              5,069,002                  0.1%
#    Heartland Financial USA, Inc.                                            133,135              3,541,391                  0.1%
#    Heritage Commerce Corp.                                                  110,586                962,098                  0.0%
#    Heritage Financial Corp.                                                 149,771              2,628,481                  0.1%
     Heritage Financial Group, Inc.                                            16,112                341,413                  0.0%
     HF Financial Corp.                                                        34,791                472,810                  0.0%
     HFF, Inc. Class A                                                        290,135              9,133,450                  0.2%
*    Hilltop Holdings, Inc.                                                   411,361              9,062,283                  0.2%
     Hingham Institution for Savings                                           14,511              1,200,350                  0.0%
*    HMN Financial, Inc.                                                       37,346                484,004                  0.0%
*    Home Bancorp, Inc.                                                         4,852                110,577                  0.0%
     Home BancShares, Inc.                                                    103,560              3,305,635                  0.1%
#    HomeStreet, Inc.                                                           1,049                 18,274                  0.0%
#*   HomeTrust Bancshares, Inc.                                                 4,716                 72,862                  0.0%
     HopFed Bancorp, Inc.                                                      18,198                208,185                  0.0%
     Horace Mann Educators Corp.                                              426,348             12,965,243                  0.3%
#    Horizon Bancorp                                                           36,923                949,660                  0.0%
#    Hudson Valley Holding Corp.                                               20,209                459,553                  0.0%
#*   Imperial Holdings, Inc.                                                    2,803                 17,575                  0.0%
#    Independence Holding Co.                                                  71,308              1,009,008                  0.0%
#    Independent Bank Corp.(453836108)                                        177,439              7,239,511                  0.2%
#    Independent Bank Corp.(453838609)                                         34,130                411,949                  0.0%
#    Independent Bank Group, Inc.                                               4,379                195,698                  0.0%
     Infinity Property & Casualty Corp.                                       134,471              9,817,728                  0.2%
     Interactive Brokers Group, Inc. Class A                                  531,116             13,713,415                  0.3%
*    InterGroup Corp. (The)                                                     6,500                123,500                  0.0%
     Intervest Bancshares Corp. Class A                                         7,618                 74,276                  0.0%
#*   INTL. FCStone, Inc.                                                       89,303              1,616,384                  0.0%
*    Investment Technology Group, Inc.                                        179,808              3,223,957                  0.1%
#    Investors Bancorp, Inc.                                                  187,691              2,017,678                  0.1%
     Investors Title Co.                                                       21,301              1,596,510                  0.0%
*    Jacksonville Bancorp, Inc.                                                   259                  2,771                  0.0%
     JMP Group, Inc.                                                           80,935                590,825                  0.0%
#*   JW Mays, Inc.                                                              2,700                133,650                  0.0%
*    KCG Holdings, Inc. Class A                                                66,263                706,364                  0.0%
#*   Kearny Financial Corp.                                                    35,232                501,704                  0.0%
     Kennedy-Wilson Holdings, Inc.                                             11,886                321,992                  0.0%
     Kentucky First Federal Bancorp                                            38,012                311,318                  0.0%
#*   Ladenburg Thalmann Financial Services, Inc.                               88,409                377,506                  0.0%
     Lake Shore Bancorp, Inc.                                                   3,521                 48,766                  0.0%
     Lakeland Bancorp, Inc.                                                   226,529              2,489,554                  0.1%
#    Lakeland Financial Corp.                                                 108,043              4,477,302                  0.1%
#    Landmark Bancorp, Inc.                                                    14,114                337,325                  0.0%
#    Life Partners Holdings, Inc.                                             108,784                199,075                  0.0%
     LNB Bancorp, Inc.                                                         58,795                825,482                  0.0%
     Louisiana Bancorp, Inc.                                                    1,237                 25,829                  0.0%
     LSB Financial Corp.                                                        2,914                126,992                  0.0%
#    Macatawa Bank Corp.                                                      202,123              1,053,061                  0.0%
*    Magyar Bancorp, Inc.                                                      15,818                137,458                  0.0%
#    Maiden Holdings, Ltd.                                                    324,625              3,879,269                  0.1%
     MainSource Financial Group, Inc.                                         134,470              2,446,009                  0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Financials -- (Continued)
*    Malvern Bancorp, Inc.                                                      8,513   $             95,516                  0.0%
     Manning & Napier, Inc.                                                     7,262                115,030                  0.0%
     Marlin Business Services Corp.                                            68,365              1,445,236                  0.0%
#*   Maui Land & Pineapple Co., Inc.                                           49,270                301,040                  0.0%
#    MB Financial, Inc.                                                       130,789              4,126,393                  0.1%
*    MBT Financial Corp.                                                       20,076                 93,353                  0.0%
#    Meadowbrook Insurance Group, Inc.                                        457,609              2,914,969                  0.1%
#    Medallion Financial Corp.                                                 63,610                734,695                  0.0%
#    Mercantile Bank Corp.                                                     49,248                971,663                  0.0%
#    Merchants Bancshares, Inc.                                                61,287              1,825,740                  0.0%
#*   Meridian Bancorp, Inc.                                                   121,075              1,372,990                  0.0%
#    Meta Financial Group, Inc.                                                27,483              1,030,887                  0.0%
*    Metro Bancorp, Inc.                                                      126,758              3,174,020                  0.1%
     MicroFinancial, Inc.                                                      84,643                710,155                  0.0%
     Mid Penn Bancorp, Inc.                                                     7,759                120,187                  0.0%
#    MidSouth Bancorp, Inc.                                                    59,150              1,120,301                  0.0%
#    MidWestOne Financial Group, Inc.                                          16,539                441,261                  0.0%
*    MSB Financial Corp.                                                        2,696                 24,372                  0.0%
     MutualFirst Financial, Inc.                                               39,230                853,252                  0.0%
     National Bank Holdings Corp. Class A                                      22,833                447,298                  0.0%
#    National Interstate Corp.                                                 60,024              1,707,083                  0.0%
     National Penn Bancshares, Inc.                                           257,959              2,654,395                  0.1%
     National Security Group, Inc. (The)                                       12,602                171,513                  0.0%
#    National Western Life Insurance Co. Class A                               12,021              3,257,691                  0.1%
*    Naugatuck Valley Financial Corp.                                           7,309                 58,107                  0.0%
*    Navigators Group, Inc. (The)                                              83,060              5,655,555                  0.1%
#    NBT Bancorp, Inc.                                                        292,900              7,521,672                  0.2%
     Nelnet, Inc. Class A                                                      17,230                819,976                  0.0%
#    New Hampshire Thrift Bancshares, Inc.                                     21,740                343,927                  0.0%
#*   NewBridge Bancorp                                                        136,882              1,216,881                  0.0%
#*   NewStar Financial, Inc.                                                  193,058              2,641,033                  0.1%
     Nicholas Financial, Inc.                                                  41,301                504,285                  0.0%
     Northeast Bancorp                                                          4,362                 39,302                  0.0%
     Northeast Community Bancorp, Inc.                                         24,952                174,664                  0.0%
#    Northfield Bancorp, Inc.                                                 266,065              3,788,766                  0.1%
     Northrim BanCorp, Inc.                                                    44,423              1,283,825                  0.0%
     Northway Financial, Inc.                                                   1,076                 21,789                  0.0%
#    Northwest Bancshares, Inc.                                               440,044              5,645,765                  0.1%
#    Norwood Financial Corp.                                                   10,591                306,821                  0.0%
#    Ocean Shore Holding Co.                                                   20,561                296,078                  0.0%
     OceanFirst Financial Corp.                                               117,015              1,938,939                  0.0%
     OFG Bancorp                                                              347,506              5,410,668                  0.1%
     Ohio Valley Banc Corp.                                                    16,910                403,642                  0.0%
#    Old Line Bancshares, Inc.                                                 22,285                356,114                  0.0%
     Old National Bancorp                                                     317,882              4,625,183                  0.1%
*    Old Second Bancorp, Inc.                                                 120,505                578,424                  0.0%
     OmniAmerican Bancorp, Inc.                                                88,259              2,386,523                  0.1%
#    OneBeacon Insurance Group, Ltd. Class A                                    7,265                115,731                  0.0%
#    Oppenheimer Holdings, Inc. Class A                                        17,944                440,525                  0.0%
     Oritani Financial Corp.                                                  380,386              5,618,301                  0.1%
     Pacific Continental Corp.                                                 91,878              1,324,881                  0.0%
*    Pacific Mercantile Bancorp                                                 8,084                 56,911                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Financials -- (Continued)
#*   Pacific Premier Bancorp, Inc.                                             81,665   $          1,322,156                  0.0%
     PacWest Bancorp                                                           58,690              2,503,715                  0.1%
#    Park National Corp.                                                       35,882              3,027,364                  0.1%
     Park Sterling Corp.                                                      252,060              1,930,780                  0.0%
*    Patriot National Bancorp, Inc.                                             2,900                  5,336                  0.0%
#    Peapack Gladstone Financial Corp.                                        107,510              1,962,057                  0.1%
#    Penns Woods Bancorp, Inc.                                                 36,321              1,762,658                  0.0%
     Peoples Bancorp                                                            3,331                 80,444                  0.0%
#    Peoples Bancorp of North Carolina, Inc.                                   15,956                279,230                  0.0%
#    Peoples Bancorp, Inc.                                                     94,701              2,334,380                  0.1%
#*   PHH Corp.                                                                178,773              4,235,132                  0.1%
#*   Phoenix Cos., Inc. (The)                                                  48,205              2,861,449                  0.1%
#*   PICO Holdings, Inc.                                                      178,651              3,948,187                  0.1%
     Pinnacle Financial Partners, Inc.                                        303,756             11,907,235                  0.2%
*    Piper Jaffray Cos.                                                         4,037                227,929                  0.0%
*    Porter Bancorp, Inc.                                                       8,284                  5,809                  0.0%
#    Preferred Bank                                                            59,308              1,576,407                  0.0%
     Premier Financial Bancorp, Inc.                                           47,695                694,916                  0.0%
     PrivateBancorp, Inc.                                                      46,664              1,508,180                  0.0%
     Provident Financial Holdings, Inc.                                        69,795              1,017,611                  0.0%
#    Provident Financial Services, Inc.                                       131,007              2,388,258                  0.1%
     Prudential Bancorp, Inc.                                                  27,615                334,970                  0.0%
*    PSB Holdings, Inc.                                                         1,113                  8,526                  0.0%
#    Pulaski Financial Corp.                                                   85,066              1,018,240                  0.0%
#    Pzena Investment Management, Inc. Class A                                 55,393                556,700                  0.0%
*    QC Holdings, Inc.                                                        171,139                290,936                  0.0%
     QCR Holdings, Inc.                                                           100                  1,775                  0.0%
#    RCS Capital Corp. Class A                                                 42,483                697,146                  0.0%
#*   Regional Management Corp.                                                 11,396                132,877                  0.0%
#    Renasant Corp.                                                           173,222              5,222,643                  0.1%
#    Republic Bancorp, Inc. Class A                                           196,758              4,771,381                  0.1%
#*   Republic First Bancorp, Inc.                                              76,545                303,884                  0.0%
#    Resource America, Inc. Class A                                           169,832              1,620,197                  0.0%
*    Riverview Bancorp, Inc.                                                  102,676                417,891                  0.0%
*    Royal Bancshares of Pennsylvania, Inc. Class A                            26,610                 49,761                  0.0%
#    S&T Bancorp, Inc.                                                        212,537              5,863,896                  0.1%
#*   Safeguard Scientifics, Inc.                                              178,060              3,552,297                  0.1%
     Safety Insurance Group, Inc.                                              99,667              6,217,227                  0.1%
     Salisbury Bancorp, Inc.                                                    7,752                212,792                  0.0%
#    Sandy Spring Bancorp, Inc.                                               183,222              4,727,128                  0.1%
     SB Financial Group, Inc.                                                   2,810                 25,683                  0.0%
#*   Seacoast Banking Corp. of Florida                                         29,936                381,983                  0.0%
#*   Security National Financial Corp. Class A                                 23,202                115,778                  0.0%
*    Select Bancorp, Inc.                                                       9,127                 61,790                  0.0%
     Selective Insurance Group, Inc.                                          157,685              4,071,427                  0.1%
#*   Shore Bancshares, Inc.                                                    35,120                322,402                  0.0%
     SI Financial Group, Inc.                                                  20,041                221,253                  0.0%
*    Siebert Financial Corp.                                                   13,141                 28,779                  0.0%
#    Sierra Bancorp                                                            88,637              1,521,011                  0.0%
#    Simmons First National Corp. Class A                                     140,292              5,890,861                  0.1%
     Simplicity Bancorp, Inc.                                                  21,206                351,383                  0.0%
     South State Corp.                                                        138,771              8,369,279                  0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Financials -- (Continued)
*         Southcoast Financial Corp.                                             4,265   $             29,599                  0.0%
(Degree)  Southern Community Financial Corp.                                    45,616                 42,227                  0.0%
*         Southern First Bancshares, Inc.                                       30,135                438,163                  0.0%
          Southern Missouri Bancorp, Inc.                                        7,832                289,549                  0.0%
#         Southern National Bancorp of Virginia, Inc.                            1,014                 11,742                  0.0%
#         Southside Bancshares, Inc.                                           121,447              4,078,190                  0.1%
          Southwest Bancorp, Inc.                                              132,341              2,386,108                  0.1%
          Southwest Georgia Financial Corp.                                     12,047                162,635                  0.0%
#         State Auto Financial Corp.                                            84,922              1,777,417                  0.0%
#         Sterling Bancorp                                                     759,169             10,673,916                  0.2%
          Stewart Information Services Corp.                                   171,058              6,041,769                  0.1%
#         Stock Yards Bancorp, Inc.                                            129,832              4,320,809                  0.1%
*         Stratus Properties, Inc.                                              70,975                980,874                  0.0%
          Suffolk Bancorp                                                      116,114              2,665,977                  0.1%
#         Summit State Bank                                                      1,118                 14,411                  0.0%
#*        Sun Bancorp, Inc.                                                     57,146              1,154,349                  0.0%
          Sussex Bancorp                                                         8,000                 80,400                  0.0%
#*        SWS Group, Inc.                                                      265,182              1,959,695                  0.0%
#*        Tejon Ranch Co.                                                      214,847              6,484,082                  0.1%
#         Territorial Bancorp, Inc.                                             41,856                899,067                  0.0%
          Timberland Bancorp, Inc.                                              70,526                744,755                  0.0%
#         Tompkins Financial Corp.                                              91,683              4,602,487                  0.1%
#         Towne Bank                                                           118,029              1,789,320                  0.0%
#*        Tree.com, Inc.                                                        40,001              1,479,637                  0.0%
#         Trico Bancshares                                                     156,674              4,120,526                  0.1%
*         Trinity Place Holdings, Inc.                                         143,600                827,136                  0.0%
#*        TriState Capital Holdings, Inc.                                        5,603                 54,629                  0.0%
#         TrustCo Bank Corp.                                                   724,129              5,286,142                  0.1%
*         Unico American Corp.                                                 113,843              1,325,133                  0.0%
#         Union Bankshares Corp.                                               255,106              5,734,783                  0.1%
          Union Bankshares, Inc.                                                14,917                365,317                  0.0%
          United Bancshares, Inc.                                                6,297                 93,322                  0.0%
          United Community Bancorp                                               1,415                 16,881                  0.0%
#         United Community Banks, Inc.                                         314,414              5,668,884                  0.1%
#         United Community Financial Corp.                                     290,072              1,485,169                  0.0%
          United Financial Bancorp, Inc.                                       289,848              4,066,567                  0.1%
#         United Fire Group, Inc.                                              191,195              6,210,014                  0.1%
*         United Security Bancshares                                           113,604                641,863                  0.0%
          Unity Bancorp, Inc.                                                   36,063                330,337                  0.0%
#         Universal Insurance Holdings, Inc.                                   332,431              5,817,542                  0.1%
#         Univest Corp. of Pennsylvania                                        102,999              2,113,539                  0.1%
          ViewPoint Financial Group, Inc.                                      346,648              9,453,091                  0.2%
          Virtus Investment Partners, Inc.                                      18,726              3,355,886                  0.1%
#         VSB Bancorp, Inc.                                                      2,848                 33,678                  0.0%
#*        Walker & Dunlop, Inc.                                                158,922              2,560,233                  0.1%
*         Walter Investment Management Corp.                                     3,218                 73,113                  0.0%
#         Washington Trust Bancorp, Inc.                                       129,604              4,972,905                  0.1%
          Waterstone Financial, Inc.                                            88,313              1,080,951                  0.0%
          Wayne Savings Bancshares, Inc.                                         3,361                 43,189                  0.0%
#         WesBanco, Inc.                                                       248,112              8,549,940                  0.2%
#         West Bancorporation, Inc.                                             89,233              1,479,483                  0.0%
#         Westamerica Bancorporation                                            10,247                505,587                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Financials -- (Continued)
*    Western Alliance Bancorp                                                 615,654   $         16,388,709                  0.3%
     Westfield Financial, Inc.                                                149,090              1,054,066                  0.0%
#    Westwood Holdings Group, Inc.                                             66,804              4,509,270                  0.1%
     Wilshire Bancorp, Inc.                                                   690,818              6,839,098                  0.1%
#*   WisdomTree Investments, Inc.                                             132,686              1,957,118                  0.0%
#*   World Acceptance Corp.                                                   147,186             10,547,349                  0.2%
*    Wright Investors' Service Holdings, Inc.                                 109,400                175,040                  0.0%
#    WSFS Financial Corp.                                                      21,054              1,655,897                  0.0%
     WVS Financial Corp.                                                       12,479                136,333                  0.0%
*    Yadkin Financial Corp.                                                    27,937                542,257                  0.0%
                                                                                        --------------------   ------------------
Total Financials                                                                                 879,738,476                 17.5%
                                                                                        --------------------   ------------------
Health Care -- (8.4%)
#    Abaxis, Inc.                                                              55,647              2,930,371                  0.1%
#*   Accelerate Diagnostics, Inc.                                              40,089                870,733                  0.0%
#*   Accretive Health, Inc.                                                    11,937                 85,946                  0.0%
#*   Accuray, Inc.                                                            160,210              1,014,129                  0.0%
#*   Achillion Pharmaceuticals, Inc.                                          114,813              1,349,053                  0.0%
#*   Acorda Therapeutics, Inc.                                                196,779              6,851,845                  0.1%
#*   Adcare Health Systems, Inc.                                                2,242                  9,685                  0.0%
#*   Addus HomeCare Corp.                                                      23,481                466,567                  0.0%
#*   Affymetrix, Inc.                                                         623,781              5,620,267                  0.1%
#*   Albany Molecular Research, Inc.                                          352,051              8,188,706                  0.2%
#*   Alliance HealthCare Services, Inc.                                        91,018              2,196,264                  0.1%
#*   Allied Healthcare Products, Inc.                                          22,068                 41,488                  0.0%
*    Almost Family, Inc.                                                       47,397              1,395,368                  0.0%
#*   Alphatec Holdings, Inc.                                                  248,211                377,281                  0.0%
#*   AMAG Pharmaceuticals, Inc.                                               130,184              4,297,374                  0.1%
#*   Amedisys, Inc.                                                           219,624              5,732,186                  0.1%
*    American Shared Hospital Services                                         35,563                 77,172                  0.0%
*    Amicus Therapeutics, Inc.                                                  1,613                  9,355                  0.0%
*    AMN Healthcare Services, Inc.                                            398,878              6,840,758                  0.1%
*    Amsurg Corp.                                                             250,349             13,521,349                  0.3%
*    Anacor Pharmaceuticals, Inc.                                               2,100                 61,761                  0.0%
#    Analogic Corp.                                                           129,957              9,479,064                  0.2%
#*   AngioDynamics, Inc.                                                      240,807              4,093,719                  0.1%
#*   ANI Pharmaceuticals, Inc.                                                  2,387                 81,063                  0.0%
#*   Anika Therapeutics, Inc.                                                 171,467              6,882,685                  0.1%
*    Arqule, Inc.                                                              71,682                 82,434                  0.0%
*    Arrhythmia Research Technology, Inc.                                      16,626                107,238                  0.0%
*    AtriCure, Inc.                                                             3,668                 63,970                  0.0%
#    Atrion Corp.                                                              19,961              6,587,330                  0.1%
#*   Auxilium Pharmaceuticals, Inc.                                           121,833              3,919,368                  0.1%
*    AVEO Pharmaceuticals, Inc.                                                75,858                 73,582                  0.0%
#*   Bio-Reference Laboratories, Inc.                                         189,729              5,699,459                  0.1%
#*   Bioanalytical Systems, Inc.                                                7,157                 16,461                  0.0%
#*   Biodel, Inc.                                                              39,257                 60,848                  0.0%
#*   Biolase, Inc.                                                              2,035                  4,843                  0.0%
#*   BioScrip, Inc.                                                           721,649              4,661,853                  0.1%
*    Biospecifics Technologies Corp.                                           31,013              1,244,242                  0.0%
*    Biota Pharmaceuticals, Inc.                                               76,328                187,004                  0.0%
#*   BioTelemetry, Inc.                                                       123,624              1,037,205                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Health Care -- (Continued)
#*        Bovie Medical Corp.                                                 158,699   $            625,274                  0.0%
*         Cambrex Corp.                                                       310,730              6,550,188                  0.1%
          Cantel Medical Corp.                                                297,616             12,618,918                  0.3%
#*        Capital Senior Living Corp.                                         262,868              5,914,530                  0.1%
*         CASI Pharmaceuticals, Inc.                                            1,607                  2,877                  0.0%
*         Catalyst Pharmaceutical Partners, Inc.                               25,086                 74,505                  0.0%
#*        Celsion Corp.                                                        18,314                 50,180                  0.0%
#*        ChemoCentryx, Inc.                                                    3,800                 21,356                  0.0%
#*        Columbia Laboratories, Inc.                                           3,466                 21,420                  0.0%
#         Computer Programs & Systems, Inc.                                    95,972              6,044,317                  0.1%
#         CONMED Corp.                                                        254,463             10,684,901                  0.2%
(Degree)  Contra Furiex Pharmaceuticals                                        16,188                158,157                  0.0%
#*        Corcept Therapeutics, Inc.                                          199,501                648,378                  0.0%
*         Corvel Corp.                                                        270,276              9,302,900                  0.2%
#*        Cross Country Healthcare, Inc.                                      255,090              2,466,720                  0.1%
#         CryoLife, Inc.                                                      256,708              2,633,824                  0.1%
#*        Cumberland Pharmaceuticals, Inc.                                    169,380                829,962                  0.0%
*         Cutera, Inc.                                                        114,990              1,207,395                  0.0%
#*        Cyberonics, Inc.                                                    133,554              7,011,585                  0.1%
#*        Cyclacel Pharmaceuticals, Inc.                                        4,300                 13,889                  0.0%
*         Cynosure, Inc. Class A                                              246,394              6,231,304                  0.1%
#*        Cytokinetics, Inc.                                                   32,099                117,803                  0.0%
          Daxor Corp.                                                          43,502                279,065                  0.0%
#*        Depomed, Inc.                                                       127,256              1,959,742                  0.0%
          Digirad Corp.                                                       104,281                448,408                  0.0%
#*        Discovery Laboratories, Inc.                                         16,454                 30,111                  0.0%
#*        Durect Corp.                                                        167,461                122,247                  0.0%
#*        Dynavax Technologies Corp.                                            2,993                  4,909                  0.0%
#*        Emergent Biosolutions, Inc.                                         291,419              6,591,898                  0.1%
#         Ensign Group, Inc. (The)                                            173,577              6,720,901                  0.1%
#*        EnteroMedics, Inc.                                                      633                    848                  0.0%
#*        Enzo Biochem, Inc.                                                  274,574              1,433,276                  0.0%
*         EPIRUS Biopharmaceuticals, Inc.                                         686                  3,396                  0.0%
*         ERBA Diagnostics, Inc.                                                  119                    367                  0.0%
#*        Exact Sciences Corp.                                                171,878              4,137,103                  0.1%
#*        Exactech, Inc.                                                      101,444              2,160,757                  0.1%
#*        ExamWorks Group, Inc.                                               138,917              5,387,201                  0.1%
#*        Fibrocell Science, Inc.                                               3,400                  9,520                  0.0%
*         Five Star Quality Care, Inc.                                        240,929                995,037                  0.0%
#*        Galena Biopharma, Inc.                                                  319                    654                  0.0%
*         Gentiva Health Services, Inc.                                       182,639              3,597,988                  0.1%
*         Greatbatch, Inc.                                                    248,195             12,456,907                  0.3%
#*        Hanger, Inc.                                                        284,956              6,818,997                  0.1%
*         Harvard Apparatus Regenerative Technology, Inc.                      78,007                489,884                  0.0%
*         Harvard Bioscience, Inc.                                            304,952              1,463,770                  0.0%
#*        HealthStream, Inc.                                                  130,831              4,050,528                  0.1%
#*        Healthways, Inc.                                                    279,170              4,327,135                  0.1%
#*        Hemispherx Biopharma, Inc.                                           93,100                 26,999                  0.0%
*         Hooper Holmes, Inc.                                                 568,507                312,679                  0.0%
*         Hyperion Therapeutics, Inc.                                           2,450                 59,535                  0.0%
*         Icad, Inc.                                                            7,500                 84,375                  0.0%
*         ICU Medical, Inc.                                                   154,597             10,960,927                  0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Health Care -- (Continued)
#*        Idera Pharmaceuticals, Inc.                                         288,928   $            736,766                  0.0%
#*        Infinity Pharmaceuticals, Inc.                                       77,087              1,049,925                  0.0%
#*        Insys Therapeutics, Inc.                                             34,541              1,404,955                  0.0%
#*        Integra LifeSciences Holdings Corp.                                  71,579              3,658,403                  0.1%
#         Invacare Corp.                                                      258,716              4,064,428                  0.1%
#*        IPC The Hospitalist Co., Inc.                                       124,901              5,203,376                  0.1%
*         Iridex Corp.                                                         28,807                225,271                  0.0%
#*        IsoRay, Inc.                                                             20                     35                  0.0%
#*        Keryx Biopharmaceuticals, Inc.                                       45,500                766,675                  0.0%
          Kewaunee Scientific Corp.                                            25,060                436,044                  0.0%
          Kindred Healthcare, Inc.                                            466,477             10,145,875                  0.2%
#         Landauer, Inc.                                                       88,155              3,155,067                  0.1%
#*        Lannett Co., Inc.                                                   148,344              8,414,072                  0.2%
          LeMaitre Vascular, Inc.                                             170,177              1,245,696                  0.0%
#*        LHC Group, Inc.                                                     120,760              2,940,506                  0.1%
#*        Ligand Pharmaceuticals, Inc. Class B                                 88,712              4,903,112                  0.1%
#*        Luminex Corp.                                                        72,828              1,383,732                  0.0%
*         Magellan Health Services, Inc.                                        3,052                184,707                  0.0%
#*        Masimo Corp.                                                        121,620              3,069,689                  0.1%
#*        Mast Therapeutics, Inc.                                              72,438                 36,864                  0.0%
*         MedAssets, Inc.                                                     545,633             11,818,411                  0.2%
(Degree)* MedCath Corp.                                                        92,602                     --                  0.0%
*         Medicines Co. (The)                                                  15,763                399,119                  0.0%
#*        MediciNova, Inc.                                                     75,542                269,685                  0.0%
#*        Merge Healthcare, Inc.                                               13,207                 36,319                  0.0%
#         Meridian Bioscience, Inc.                                           148,894              2,760,495                  0.1%
*         Merit Medical Systems, Inc.                                         445,744              6,753,022                  0.1%
*         MGC Diagnostics Corp.                                                 1,294                  8,877                  0.0%
*         Misonix, Inc.                                                        62,750                838,340                  0.0%
#*        Momenta Pharmaceuticals, Inc.                                       327,726              3,575,491                  0.1%
#         National Healthcare Corp.                                           104,718              6,315,543                  0.1%
#*        National Research Corp. Class A                                     201,717              3,205,283                  0.1%
#*        National Research Corp. Class B                                      33,719              1,103,286                  0.0%
*         Natus Medical, Inc.                                                 318,890             10,842,260                  0.2%
#*        Neogen Corp.                                                         53,290              2,339,431                  0.1%
*         NuVasive, Inc.                                                      346,328             14,164,815                  0.3%
#*        Oculus Innovative Sciences, Inc.                                         30                     57                  0.0%
#*        Omnicell, Inc.                                                      299,292              9,670,125                  0.2%
*         OncoGenex Pharmaceutical, Inc.                                       16,093                 36,048                  0.0%
#*        OraSure Technologies, Inc.                                           97,370                871,461                  0.0%
*         Orthofix International NV                                           119,415              3,504,830                  0.1%
#*        Pacific Biosciences of California, Inc.                              42,670                279,915                  0.0%
*         Pain Therapeutics, Inc.                                             181,805                316,341                  0.0%
          Paratek Pharmaceuticals, Inc.                                         9,268                150,602                  0.0%
*         PDI, Inc.                                                           162,636                295,998                  0.0%
#         PDL BioPharma, Inc.                                               1,010,688              8,621,169                  0.2%
#*        Pernix Therapeutics Holdings, Inc.                                   46,710                455,422                  0.0%
#*        PharMerica Corp.                                                    281,752              8,083,465                  0.2%
#*        PhotoMedex, Inc.                                                     27,458                105,439                  0.0%
#         Pozen, Inc.                                                         172,910              1,568,294                  0.0%
*         Prestige Brands Holdings, Inc.                                      348,415             12,340,859                  0.3%
#*        Progenics Pharmaceuticals, Inc.                                     162,555                785,141                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   ------------------
Health Care -- (Continued)
#*        ProPhase Labs, Inc.                                                  56,585   $             78,653                  0.0%
*         Providence Service Corp. (The)                                      140,444              6,204,816                  0.1%
#*        pSivida Corp.                                                        12,109                 47,709                  0.0%
          Psychemedics Corp.                                                    1,558                 22,498                  0.0%
#         Quality Systems, Inc.                                               183,133              2,767,140                  0.1%
#*        Quidel Corp.                                                        219,089              6,254,991                  0.1%
#*        RadNet, Inc.                                                        144,013              1,339,321                  0.0%
*         Receptos, Inc.                                                       21,245              2,202,044                  0.1%
#*        Repligen Corp.                                                      376,756              9,501,786                  0.2%
#*        Repros Therapeutics, Inc.                                            10,473                 66,399                  0.0%
#*        Retractable Technologies, Inc.                                        4,372                 15,783                  0.0%
#*        Rigel Pharmaceuticals, Inc.                                         262,956                520,653                  0.0%
#*        RTI Surgical, Inc.                                                  387,455              1,972,146                  0.0%
#*        RXi Pharmaceuticals Corp.                                                10                     20                  0.0%
#*        Sagent Pharmaceuticals, Inc.                                         37,783              1,195,454                  0.0%
*         Sciclone Pharmaceuticals, Inc.                                      504,897              3,857,413                  0.1%
          Select Medical Holdings Corp.                                        21,611                311,631                  0.0%
          Simulations Plus, Inc.                                              123,672                784,080                  0.0%
#*        Skilled Healthcare Group, Inc. Class A                              128,935                893,520                  0.0%
          Span-America Medical Systems, Inc.                                   32,884                619,863                  0.0%
#*        Special Diversified Opportunities, Inc.                               4,062                  4,834                  0.0%
#*        Spectrum Pharmaceuticals, Inc.                                      458,220              3,473,308                  0.1%
#*        Staar Surgical Co.                                                   35,192                336,787                  0.0%
#*        StemCells, Inc.                                                      11,628                 13,837                  0.0%
*         Stereotaxis, Inc.                                                    10,471                 20,733                  0.0%
#*        Sucampo Pharmaceuticals, Inc. Class A                               129,736              1,118,324                  0.0%
#*        SurModics, Inc.                                                     152,976              3,311,930                  0.1%
#*        Symmetry Medical, Inc.                                              288,665              2,857,783                  0.1%
#*        Targacept, Inc.                                                      65,625                153,562                  0.0%
#*        Thoratec Corp.                                                       41,386              1,124,871                  0.0%
#*        Threshold Pharmaceuticals, Inc.                                      17,876                 52,377                  0.0%
*         Tonix Pharmaceuticals Holding Corp.                                   3,000                 22,710                  0.0%
*         Tornier NV                                                          125,623              3,511,163                  0.1%
#*        Triple-S Management Corp. Class B                                   120,776              2,673,981                  0.1%
#*        Universal American Corp.                                            546,585              5,094,172                  0.1%
*         Uroplasty, Inc.                                                      12,179                 30,448                  0.0%
#         US Physical Therapy, Inc.                                           115,372              4,978,302                  0.1%
#         Utah Medical Products, Inc.                                          48,415              2,749,972                  0.1%
#*        Vascular Solutions, Inc.                                            162,076              4,766,655                  0.1%
*         Vical, Inc.                                                           9,524                 11,905                  0.0%
#*        Volcano Corp.                                                        38,355                388,153                  0.0%
#*        Wright Medical Group, Inc.                                          317,305             10,033,184                  0.2%
*         XenoPort, Inc.                                                        4,355                 29,527                  0.0%
(Degree)* Xstelos Holdings, Inc.                                               81,000                 27,540                  0.0%
                                                                                        --------------------   ------------------
Total Health Care                                                                                504,368,292                 10.0%
                                                                                        --------------------   ------------------
Industrials -- (15.6%)
#         AAON, Inc.                                                          622,838             12,238,767                  0.2%
#         AAR Corp.                                                           302,782              8,023,723                  0.2%
#         ABM Industries, Inc.                                                 57,107              1,578,437                  0.0%
#         Acacia Research Corp.                                                44,214                795,852                  0.0%
*         ACCO Brands Corp.                                                   412,120              3,391,748                  0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Industrials -- (Continued)
*          Accuride Corp.                                                      71,484   $            344,553                  0.0%
           Aceto Corp.                                                        284,045              6,459,183                  0.1%
           Acme United Corp.                                                   30,407                524,521                  0.0%
*          Active Power, Inc.                                                  65,376                120,292                  0.0%
#*         Adept Technology, Inc.                                             106,218                752,023                  0.0%
#*         Aegion Corp.                                                       312,053              5,716,811                  0.1%
#*         AeroCentury Corp.                                                    9,017                100,269                  0.0%
#*         Aerovironment, Inc.                                                244,009              7,478,876                  0.2%
*          Air Transport Services Group, Inc.                                 346,323              2,832,922                  0.1%
#          Aircastle, Ltd.                                                    224,541              4,284,242                  0.1%
           Alamo Group, Inc.                                                   91,291              3,910,906                  0.1%
#          Albany International Corp. Class A                                 236,668              8,941,317                  0.2%
(Degree)   Allied Defense Group, Inc.                                          51,940                  4,155                  0.0%
           Allied Motion Technologies, Inc.                                    39,424                578,744                  0.0%
#          Altra Industrial Motion Corp.                                      243,548              7,676,633                  0.2%
#*         Ameresco, Inc. Class A                                             104,747                863,115                  0.0%
#          American Railcar Industries, Inc.                                  183,840             12,098,510                  0.2%
#          American Science & Engineering, Inc.                                68,770              3,802,981                  0.1%
#*         American Superconductor Corp.                                       58,302                 76,376                  0.0%
*          American Woodmark Corp.                                            137,151              5,610,847                  0.1%
#*         AMREP Corp.                                                         66,450                258,491                  0.0%
#          Apogee Enterprises, Inc.                                           317,666             13,945,537                  0.3%
*          ARC Document Solutions, Inc.                                       263,109              2,670,556                  0.1%
           ArcBest Corp.                                                      174,561              6,755,511                  0.1%
           Argan, Inc.                                                         73,582              2,561,389                  0.1%
#*         Arotech Corp.                                                      120,037                354,109                  0.0%
           Art's-Way Manufacturing Co., Inc.                                      200                  1,128                  0.0%
#          Astec Industries, Inc.                                             179,904              6,820,161                  0.1%
#*         Astronics Corp.                                                    134,937              6,991,086                  0.1%
*          Astronics Corp. Class B                                             53,474              2,764,606                  0.1%
#*         Atlas Air Worldwide Holdings, Inc.                                  77,753              2,870,641                  0.1%
*          Avalon Holdings Corp. Class A                                       20,575                 72,013                  0.0%
#          AZZ, Inc.                                                          247,601             11,577,823                  0.2%
#          Baltic Trading, Ltd.                                               142,473                534,274                  0.0%
#          Barrett Business Services, Inc.                                     85,035              1,999,173                  0.0%
#*         Beacon Roofing Supply, Inc.                                          5,869                162,395                  0.0%
*          Blount International, Inc.                                         508,279              7,781,751                  0.2%
*          BlueLinx Holdings, Inc.                                            184,488                221,386                  0.0%
           Brady Corp. Class A                                                 31,942                761,497                  0.0%
*          Breeze-Eastern Corp.                                                98,241              1,022,689                  0.0%
#          Briggs & Stratton Corp.                                            416,654              8,420,577                  0.2%
           Brink's Co. (The)                                                   68,780              1,444,380                  0.0%
*          Broadwind Energy, Inc.                                                 890                  5,678                  0.0%
#*         Builders FirstSource, Inc.                                         116,386                690,169                  0.0%
#*         CAI International, Inc.                                            134,003              2,820,763                  0.1%
#*         Casella Waste Systems, Inc. Class A                                 99,712                448,704                  0.0%
#*         CBIZ, Inc.                                                         617,182              5,696,590                  0.1%
           CDI Corp.                                                          105,068              1,806,119                  0.0%
#          Ceco Environmental Corp.                                           152,548              2,184,487                  0.0%
           Celadon Group, Inc.                                                223,808              4,355,304                  0.1%
#*         Cenveo, Inc.                                                        35,336                 80,566                  0.0%
#          Chicago Rivet & Machine Co.                                         17,700                549,231                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Industrials -- (Continued)
#    CIRCOR International, Inc.                                               135,901   $         10,212,960                  0.2%
     Columbus McKinnon Corp.                                                  172,456              4,906,373                  0.1%
#    Comfort Systems USA, Inc.                                                329,710              5,064,346                  0.1%
*    Command Security Corp.                                                    17,842                 40,145                  0.0%
#*   Commercial Vehicle Group, Inc.                                           134,946                883,896                  0.0%
     Compx International, Inc.                                                 18,270                203,345                  0.0%
     Conrad Industries, Inc.                                                   18,700                715,275                  0.0%
     Courier Corp.                                                            120,220              1,631,385                  0.0%
*    Covenant Transportation Group, Inc. Class A                               91,609              1,899,971                  0.0%
#*   CPI Aerostructures, Inc.                                                  48,356                461,800                  0.0%
*    CRA International, Inc.                                                  101,190              3,035,700                  0.1%
#*   CTPartners Executive Search, Inc.                                          8,185                149,376                  0.0%
     Cubic Corp.                                                               15,652                755,052                  0.0%
#    Douglas Dynamics, Inc.                                                   178,061              3,691,205                  0.1%
*    Ducommun, Inc.                                                            96,765              2,555,564                  0.1%
*    DXP Enterprises, Inc.                                                     95,853              6,354,095                  0.1%
#*   Dycom Industries, Inc.                                                   309,917              9,728,295                  0.2%
#    Dynamic Materials Corp.                                                   77,963              1,419,706                  0.0%
     Eastern Co. (The)                                                         56,509                922,227                  0.0%
#*   Echo Global Logistics, Inc.                                              106,746              2,789,273                  0.1%
     Ecology and Environment, Inc. Class A                                     19,292                190,798                  0.0%
#    Encore Wire Corp.                                                        212,559              8,064,488                  0.2%
#*   Energy Recovery, Inc.                                                    244,812              1,121,239                  0.0%
*    Engility Holdings, Inc.                                                   67,303              2,907,490                  0.1%
#    Ennis, Inc.                                                              222,936              3,306,141                  0.1%
#*   EnPro Industries, Inc.                                                   210,828             13,604,731                  0.3%
*    Environmental Tectonics Corp.                                             60,400                141,940                  0.0%
     EnviroStar, Inc.                                                          33,694                 87,604                  0.0%
     ESCO Technologies, Inc.                                                  164,307              6,246,952                  0.1%
     Espey Manufacturing & Electronics Corp.                                   35,587                676,153                  0.0%
#    Exponent, Inc.                                                           135,915             10,848,735                  0.2%
     Federal Signal Corp.                                                     578,041              8,208,182                  0.2%
#    Forward Air Corp.                                                        253,505             12,135,284                  0.2%
#*   Franklin Covey Co.                                                       169,691              3,327,641                  0.1%
#    FreightCar America, Inc.                                                  87,095              2,871,522                  0.1%
#*   FTI Consulting, Inc.                                                      22,441                906,168                  0.0%
#*   Fuel Tech, Inc.                                                          136,361                552,262                  0.0%
*    Furmanite Corp.                                                          369,888              2,766,762                  0.1%
     G&K Services, Inc. Class A                                               163,987             10,342,660                  0.2%
*    Gencor Industries, Inc.                                                   15,936                154,420                  0.0%
#*   GenCorp, Inc.                                                            240,744              4,083,018                  0.1%
#    General Cable Corp.                                                       79,221              1,122,562                  0.0%
*    Gibraltar Industries, Inc.                                               277,415              4,230,579                  0.1%
     Global Brass & Copper Holdings, Inc.                                       8,810                123,340                  0.0%
#    Global Power Equipment Group, Inc.                                        38,805                528,912                  0.0%
#*   Goldfield Corp. (The)                                                     44,025                 84,528                  0.0%
#    Gorman-Rupp Co. (The)                                                    246,693              7,830,036                  0.2%
#*   GP Strategies Corp.                                                      157,394              5,219,185                  0.1%
#*   GrafTech International, Ltd.                                             314,334              1,348,493                  0.0%
#    Graham Corp.                                                              70,167              2,350,595                  0.1%
#    Granite Construction, Inc.                                               180,738              6,671,040                  0.1%
#*   Great Lakes Dredge & Dock Corp.                                          458,671              3,206,110                  0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Industrials -- (Continued)
#    Greenbrier Cos., Inc. (The)                                              233,628   $         14,611,095                  0.3%
#    Griffon Corp.                                                            417,031              5,125,311                  0.1%
     H&E Equipment Services, Inc.                                             339,346             12,688,147                  0.3%
     Hardinge, Inc.                                                            96,286              1,080,329                  0.0%
#*   Hawaiian Holdings, Inc.                                                  491,286              8,518,899                  0.2%
#    Heartland Express, Inc.                                                   17,665                444,098                  0.0%
     Heidrick & Struggles International, Inc.                                 159,200              3,314,544                  0.1%
#*   Heritage-Crystal Clean, Inc.                                              18,365                333,141                  0.0%
#*   Hill International, Inc.                                                 318,662              1,236,409                  0.0%
#    Houston Wire & Cable Co.                                                 188,718              2,559,016                  0.1%
*    Hub Group, Inc. Class A                                                   31,413              1,139,978                  0.0%
*    Hudson Global, Inc.                                                      216,487                738,221                  0.0%
#*   Hudson Technologies, Inc.                                                 20,484                 91,359                  0.0%
     Hurco Cos., Inc.                                                          54,870              2,114,141                  0.0%
*    Huron Consulting Group, Inc.                                             179,182             12,472,859                  0.3%
*    Huttig Building Products, Inc.                                           161,870                587,588                  0.0%
#    Hyster-Yale Materials Handling, Inc.                                      74,530              5,849,860                  0.1%
#*   ICF International, Inc.                                                  117,294              4,262,464                  0.1%
#*   InnerWorkings, Inc.                                                      156,694              1,422,782                  0.0%
*    Innovative Solutions & Support, Inc.                                     139,210                388,396                  0.0%
#    Insperity, Inc.                                                          212,034              6,691,793                  0.1%
     Insteel Industries, Inc.                                                 105,232              2,508,731                  0.1%
*    Integrated Electrical Services, Inc.                                     143,537              1,138,248                  0.0%
*    Intelligent Systems Corp.                                                  4,600                  5,589                  0.0%
#    Interface, Inc.                                                          563,915              9,039,557                  0.2%
#    International Shipholding Corp.                                           58,108              1,164,484                  0.0%
#    Intersections, Inc.                                                      155,119                620,476                  0.0%
#    John Bean Technologies Corp.                                             243,087              7,285,317                  0.1%
*    JPS Industries, Inc.                                                      24,500                173,950                  0.0%
     Kadant, Inc.                                                              98,109              4,055,826                  0.1%
#    Kaman Corp.                                                              237,993             10,247,979                  0.2%
#    Kelly Services, Inc. Class A                                             273,991              4,830,461                  0.1%
     Kelly Services, Inc. Class B                                                 635                  9,604                  0.0%
*    Key Technology, Inc.                                                      49,705                658,094                  0.0%
#*   KEYW Holding Corp. (The)                                                   1,585                 16,088                  0.0%
#    Kforce, Inc.                                                             401,407              9,292,572                  0.2%
#    Kimball International, Inc. Class B                                      239,152              4,299,953                  0.1%
     Knight Transportation, Inc.                                                8,998                263,281                  0.0%
     Knoll, Inc.                                                              403,617              8,027,942                  0.2%
*    Korn/Ferry International                                                 426,222             11,904,380                  0.2%
#*   Kratos Defense & Security Solutions, Inc.                                317,953              2,216,132                  0.0%
*    Lawson Products, Inc.                                                     82,104              1,977,064                  0.0%
#*   Layne Christensen Co.                                                    144,893              1,043,230                  0.0%
#    LB Foster Co. Class A                                                    102,403              5,538,978                  0.1%
#    Lindsay Corp.                                                            114,725             10,061,383                  0.2%
#*   LMI Aerospace, Inc.                                                      100,967              1,330,745                  0.0%
     LS Starrett Co. (The) Class A                                             51,344                758,864                  0.0%
#    LSI Industries, Inc.                                                     202,268              1,448,239                  0.0%
#*   Luna Innovations, Inc.                                                    17,526                 23,835                  0.0%
#*   Lydall, Inc.                                                             144,614              4,472,911                  0.1%
*    Magnetek, Inc.                                                            30,711                954,191                  0.0%
#*   Manitex International, Inc.                                                6,450                 73,724                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Industrials -- (Continued)
#    Marten Transport, Ltd.                                                   311,571   $          6,113,023                  0.1%
     Mastech Holdings, Inc.                                                    14,852                174,511                  0.0%
     Matson, Inc.                                                             189,626              5,402,445                  0.1%
#    Matthews International Corp. Class A                                     160,030              7,374,182                  0.2%
#    McGrath RentCorp                                                         230,733              8,428,676                  0.2%
*    Meritor, Inc.                                                            960,945             11,041,258                  0.2%
*    Mfri, Inc.                                                                57,134                521,062                  0.0%
#    Miller Industries, Inc.                                                   80,410              1,589,706                  0.0%
*    Mistras Group, Inc.                                                      122,656              2,022,597                  0.0%
     Mueller Water Products, Inc. Class A                                   1,527,697             15,078,369                  0.3%
#    Multi-Color Corp.                                                        108,918              5,369,657                  0.1%
#*   MYR Group, Inc.                                                          176,442              4,576,905                  0.1%
#    National Presto Industries, Inc.                                          40,703              2,566,731                  0.1%
*    Navigant Consulting, Inc.                                                284,869              4,384,134                  0.1%
#*   NCI Building Systems, Inc.                                                39,552                785,898                  0.0%
#    NL Industries, Inc.                                                      236,934              1,727,249                  0.0%
     NN, Inc.                                                                 168,449              4,211,225                  0.1%
#*   Nortek, Inc.                                                               6,754                562,473                  0.0%
#*   Northwest Pipe Co.                                                        88,313              3,159,839                  0.1%
#*   Ocean Power Technologies, Inc.                                            35,797                 35,797                  0.0%
#*   Odyssey Marine Exploration, Inc.                                         428,042                505,090                  0.0%
#    Omega Flex, Inc.                                                         100,238              2,668,336                  0.1%
*    On Assignment, Inc.                                                       21,144                615,290                  0.0%
*    Orbit International Corp.                                                  2,185                  5,463                  0.0%
*    Orbital Sciences Corp.                                                   297,645              7,828,064                  0.2%
#*   Orion Energy Systems, Inc.                                                43,964                252,793                  0.0%
#*   Orion Marine Group, Inc.                                                 100,401              1,100,395                  0.0%
#*   PAM Transportation Services, Inc.                                         86,903              3,735,091                  0.1%
#    Park-Ohio Holdings Corp.                                                 100,592              5,342,441                  0.1%
#*   Patrick Industries, Inc.                                                  85,830              3,666,658                  0.1%
#*   Patriot Transportation Holding, Inc.                                      92,577              3,921,562                  0.1%
*    Paul Mueller Co.                                                          10,813                508,211                  0.0%
*    Pendrell Corp.                                                           126,908                211,936                  0.0%
#*   Performant Financial Corp.                                               277,957              2,398,769                  0.1%
*    PGT, Inc.                                                                276,939              2,604,611                  0.1%
*    Pike Corp.                                                               194,382              2,320,921                  0.0%
#*   Plug Power, Inc.                                                             881                  4,150                  0.0%
#*   Ply Gem Holdings, Inc.                                                    26,759                303,715                  0.0%
#*   PMFG, Inc.                                                                94,438                496,744                  0.0%
#    Powell Industries, Inc.                                                  109,528              4,986,810                  0.1%
#*   PowerSecure International, Inc.                                          214,282              2,393,530                  0.1%
     Preformed Line Products Co.                                               51,643              2,943,135                  0.1%
     Primoris Services Corp.                                                  329,652              9,467,605                  0.2%
#    Providence and Worcester Railroad Co.                                     18,747                333,509                  0.0%
     Quad/Graphics, Inc.                                                       27,878                614,710                  0.0%
*    Quality Distribution, Inc.                                               184,755              2,394,425                  0.1%
#    Quanex Building Products Corp.                                           303,731              6,080,695                  0.1%
#    Raven Industries, Inc.                                                   386,061              9,786,646                  0.2%
     RBC Bearings, Inc.                                                       151,385              9,196,639                  0.2%
*    RCM Technologies, Inc.                                                   112,838                850,799                  0.0%
#*   Real Goods Solar, Inc. Class A                                             1,796                  1,446                  0.0%
#*   Republic Airways Holdings, Inc.                                          319,054              3,994,556                  0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Industrials -- (Continued)
     Resources Connection, Inc.                                               259,256   $          4,010,690                  0.1%
#*   Roadrunner Transportation Systems, Inc.                                  196,840              4,056,872                  0.1%
#*   RPX Corp.                                                                243,219              3,417,227                  0.1%
#*   Rush Enterprises, Inc. Class A                                           246,379              9,387,040                  0.2%
#*   Rush Enterprises, Inc. Class B                                           115,888              3,746,659                  0.1%
*    Saia, Inc.                                                               227,908             11,172,050                  0.2%
*    Servotronics, Inc.                                                        24,804                158,994                  0.0%
#    SIFCO Industries, Inc.                                                    45,830              1,559,137                  0.0%
#    Simpson Manufacturing Co., Inc.                                            1,078                 35,660                  0.0%
#    SkyWest, Inc.                                                            354,853              4,087,907                  0.1%
*    SL Industries, Inc.                                                       54,267              2,442,015                  0.1%
     SmartPros, Ltd.                                                           38,973                 65,475                  0.0%
#*   SP Plus Corp.                                                            169,280              3,693,690                  0.1%
*    Sparton Corp.                                                             47,951              1,299,472                  0.0%
#*   Standard Register Co. (The)                                               46,975                240,512                  0.0%
     Standex International Corp.                                              107,435              9,266,269                  0.2%
#*   Sterling Construction Co., Inc.                                          114,003              1,005,506                  0.0%
#    Sun Hydraulics Corp.                                                     228,319              9,089,379                  0.2%
     Supreme Industries, Inc. Class A                                         106,580                708,757                  0.0%
#    TAL International Group, Inc.                                             28,404              1,225,065                  0.0%
#*   Taser International, Inc.                                                620,451             11,689,297                  0.2%
#*   Team, Inc.                                                               168,682              7,108,259                  0.1%
*    Tecumseh Products Co.                                                    129,417                477,549                  0.0%
*    Tel-Instrument Electronics Corp.                                          18,440                 97,732                  0.0%
#    Tennant Co.                                                              165,318             12,188,896                  0.2%
*    Thermon Group Holdings, Inc.                                              92,320              2,249,838                  0.0%
#    Titan International, Inc.                                                418,689              4,421,356                  0.1%
#*   Titan Machinery, Inc.                                                    153,783              2,116,054                  0.0%
#*   Transcat, Inc.                                                            42,500                446,675                  0.0%
#*   TRC Cos., Inc.                                                           200,030              1,456,218                  0.0%
#*   Trex Co., Inc.                                                           175,227              7,534,761                  0.2%
#*   Trimas Corp.                                                             207,798              6,578,885                  0.1%
*    TrueBlue, Inc.                                                           393,586              9,729,446                  0.2%
#*   Tutor Perini Corp.                                                       240,195              6,727,862                  0.1%
#    Twin Disc, Inc.                                                           92,378              2,403,676                  0.1%
*    Ultralife Corp.                                                          106,484                337,554                  0.0%
#*   Ultrapetrol Bahamas, Ltd.                                                  6,299                 18,960                  0.0%
#    United Stationers, Inc.                                                      262                 10,944                  0.0%
     Universal Forest Products, Inc.                                          158,829              7,936,685                  0.2%
#    Universal Truckload Services, Inc.                                        78,668              2,070,542                  0.0%
#    US Ecology, Inc.                                                         206,429             10,379,250                  0.2%
#*   USA Truck, Inc.                                                           66,021              1,115,755                  0.0%
#*   UTi Worldwide, Inc.                                                       47,549                519,711                  0.0%
*    Veritiv Corp.                                                                229                 10,330                  0.0%
*    Versar, Inc.                                                              37,056                120,432                  0.0%
     Viad Corp.                                                               170,494              4,349,302                  0.1%
*    Vicor Corp.                                                              259,789              3,535,728                  0.1%
*    Virco Manufacturing Corp.                                                133,476                361,720                  0.0%
*    Volt Information Sciences, Inc.                                          188,964              1,566,512                  0.0%
#    VSE Corp.                                                                 33,676              2,029,989                  0.0%
#*   Wabash National Corp.                                                    641,776              6,610,293                  0.1%
#*   Willdan Group, Inc.                                                       15,460                202,835                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   ------------------
Industrials -- (Continued)
*         Willis Lease Finance Corp.                                            76,817   $          1,752,196                  0.0%
*         Xerium Technologies, Inc.                                              6,903                102,993                  0.0%
#*        XPO Logistics, Inc.                                                  120,984              4,829,681                  0.1%
                                                                                         --------------------   ------------------
Total Industrials                                                                                 941,043,178                 18.7%
                                                                                         --------------------   ------------------
Information Technology -- (14.9%)
#*        Acorn Energy, Inc.                                                    80,179                 84,188                  0.0%
*         Actua Corp.                                                          374,613              7,042,724                  0.1%
#*        Actuate Corp.                                                        519,122              2,227,033                  0.1%
#*        ADDvantage Technologies Group, Inc.                                   84,703                204,134                  0.0%
#         ADTRAN, Inc.                                                         189,288              4,014,798                  0.1%
*         Advanced Energy Industries, Inc.                                     438,382              8,671,196                  0.2%
#         Advent Software, Inc.                                                 11,200                387,072                  0.0%
*         Aehr Test Systems                                                     42,505                110,088                  0.0%
#*        Aetrium, Inc.                                                            261                    919                  0.0%
#*        Agilysys, Inc.                                                       200,784              2,268,859                  0.1%
#         Alliance Fiber Optic Products, Inc.                                   23,083                298,002                  0.0%
#*        Alpha & Omega Semiconductor, Ltd.                                     78,356                726,360                  0.0%
#         American Software, Inc. Class A                                      222,349              2,147,891                  0.0%
*         Amkor Technology, Inc.                                               385,318              2,612,456                  0.1%
*         Amtech Systems, Inc.                                                  74,283                782,200                  0.0%
#*        ANADIGICS, Inc.                                                      402,444                285,735                  0.0%
#*        Ascent Solar Technologies, Inc.                                        7,424                 13,066                  0.0%
#*        Astea International, Inc.                                             11,800                 17,582                  0.0%
          Astro-Med, Inc.                                                       58,981                790,935                  0.0%
#*        Audience, Inc.                                                        18,045                 67,308                  0.0%
*         Autobytel, Inc.                                                       78,058                721,256                  0.0%
*         AVG Technologies NV                                                  204,140              3,658,189                  0.1%
#*        Aviat Networks, Inc.                                                 333,538                587,027                  0.0%
*         Avid Technology, Inc.                                                199,073              2,000,684                  0.0%
          Aware, Inc.                                                          143,064                618,036                  0.0%
#*        Axcelis Technologies, Inc.                                           842,097              1,835,771                  0.0%
*         AXT, Inc.                                                            289,511                683,246                  0.0%
#         Badger Meter, Inc.                                                   150,266              8,553,141                  0.2%
#*        Bazaarvoice, Inc.                                                     24,967                186,004                  0.0%
#         Bel Fuse, Inc. Class A                                                33,988                863,295                  0.0%
          Bel Fuse, Inc. Class B                                                92,406              2,614,166                  0.1%
*         Benchmark Electronics, Inc.                                           15,515                368,016                  0.0%
          Black Box Corp.                                                      143,976              3,166,032                  0.1%
#*        Blackhawk Network Holdings, Inc.                                       2,942                101,676                  0.0%
*         Blackhawk Network Holdings, Inc. Class B                              43,675              1,458,745                  0.0%
*         Blonder Tongue Laboratories                                           61,201                 63,649                  0.0%
#*        Blucora, Inc.                                                        415,745              7,046,878                  0.1%
(Degree)* Bogen Corp.                                                           33,103                     --                  0.0%
#*        Bottomline Technologies de, Inc.                                     239,784              6,016,181                  0.1%
*         BroadVision, Inc.                                                     16,737                133,227                  0.0%
#         Brooks Automation, Inc.                                              509,912              6,287,215                  0.1%
*         Bsquare Corp.                                                         86,633                338,735                  0.0%
*         BTU International, Inc.                                               74,894                249,397                  0.0%
#*        Cabot Microelectronics Corp.                                         231,995             11,189,119                  0.2%
#*        CalAmp Corp.                                                         248,226              4,785,797                  0.1%
#*        Calix, Inc.                                                          320,396              3,463,481                  0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*        Carbonite, Inc.                                                       8,293   $             90,725                  0.0%
#*        Cardtronics, Inc.                                                    18,301                702,575                  0.0%
*         Cartesian, Inc.                                                      24,412                 95,451                  0.0%
#*        Cascade Microtech, Inc.                                             105,585              1,133,983                  0.0%
#         Cass Information Systems, Inc.                                       57,911              2,753,089                  0.1%
#*        Ceva, Inc.                                                          141,896              2,312,905                  0.1%
*         Checkpoint Systems, Inc.                                            214,574              2,845,251                  0.1%
#*        ChyronHego Corp.                                                        315                    901                  0.0%
#*        CIBER, Inc.                                                         429,389              1,404,102                  0.0%
#*        Cirrus Logic, Inc.                                                  379,506              7,324,466                  0.2%
#*        Clearfield, Inc.                                                    101,538              1,490,578                  0.0%
*         Coherent, Inc.                                                        9,260                603,289                  0.0%
          Cohu, Inc.                                                          162,568              1,658,194                  0.0%
(Degree)* Commerce One, LLC                                                     4,800                     --                  0.0%
          Communications Systems, Inc.                                         79,847                944,590                  0.0%
          Computer Task Group, Inc.                                           179,301              1,577,849                  0.0%
#*        comScore, Inc.                                                       26,879              1,132,681                  0.0%
          Comtech Telecommunications Corp.                                    139,607              5,314,838                  0.1%
*         Comverse, Inc.                                                       36,160                788,288                  0.0%
          Concurrent Computer Corp.                                            34,201                242,827                  0.0%
#*        Constant Contact, Inc.                                              200,637              7,094,524                  0.1%
#*        Cray, Inc.                                                          298,165             10,334,399                  0.2%
#*        Crexendo, Inc.                                                      104,126                295,197                  0.0%
#         CSG Systems International, Inc.                                     295,763              7,840,677                  0.2%
          CSP, Inc.                                                            49,891                397,631                  0.0%
          CTS Corp.                                                           265,469              4,884,630                  0.1%
#*        CVD Equipment Corp.                                                  31,867                355,317                  0.0%
*         CyberOptics Corp.                                                    56,931                520,919                  0.0%
          Daktronics, Inc.                                                    300,050              3,993,665                  0.1%
*         Data I/O Corp.                                                       77,000                259,490                  0.0%
#*        Datalink Corp.                                                      129,019              1,632,090                  0.0%
#*        Dataram Corp.                                                         4,543                  9,858                  0.0%
#*        Datawatch Corp.                                                      18,488                204,292                  0.0%
#*        Demand Media, Inc.                                                   47,786                336,413                  0.0%
*         Dice Holdings, Inc.                                                 508,476              5,069,506                  0.1%
#*        Digi International, Inc.                                            235,310              1,948,367                  0.0%
#         Digimarc Corp.                                                       54,563              1,581,781                  0.0%
*         Digital River, Inc.                                                 101,216              2,588,093                  0.1%
*         Diodes, Inc.                                                        220,407              5,693,113                  0.1%
*         Dot Hill Systems Corp.                                              562,345              2,221,263                  0.1%
*         DSP Group, Inc.                                                     236,464              2,291,336                  0.1%
*         DTS, Inc.                                                           172,164              5,127,044                  0.1%
#         EarthLink Holdings Corp.                                            675,729              2,419,110                  0.1%
#*        Eastman Kodak Co.                                                       400                  8,628                  0.0%
#         Ebix, Inc.                                                          244,088              3,600,298                  0.1%
#*        Echelon Corp.                                                       181,846                381,877                  0.0%
*         Edgewater Technology, Inc.                                           87,868                620,348                  0.0%
#*        Elecsys Corp.                                                        31,697                325,211                  0.0%
          Electro Rent Corp.                                                  237,405              3,618,052                  0.1%
#         Electro Scientific Industries, Inc.                                 121,051                859,462                  0.0%
#*        Electro-Sensors, Inc.                                                 3,450                 13,283                  0.0%
#*        Electronics for Imaging, Inc.                                       305,091             13,948,761                  0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*   Ellie Mae, Inc.                                                           97,229   $          3,731,649                  0.1%
#*   eMagin Corp.                                                              52,807                139,939                  0.0%
*    Emcore Corp.                                                             156,874                809,470                  0.0%
#*   Emulex Corp.                                                             486,205              2,751,920                  0.1%
#*   EnerNOC, Inc.                                                            269,919              3,986,704                  0.1%
*    Entegris, Inc.                                                           764,909             10,387,464                  0.2%
#*   Entropic Communications, Inc.                                            544,365              1,360,913                  0.0%
*    Envestnet, Inc.                                                          123,001              5,463,704                  0.1%
#*   Envivio, Inc.                                                             10,076                 15,819                  0.0%
#    EPIQ Systems, Inc.                                                       283,454              4,546,602                  0.1%
#*   ePlus, Inc.                                                               55,397              3,383,095                  0.1%
*    Euronet Worldwide, Inc.                                                   16,038                860,759                  0.0%
     Evolving Systems, Inc.                                                    35,800                390,220                  0.0%
#*   Exar Corp.                                                               425,044              4,059,170                  0.1%
*    ExlService Holdings, Inc.                                                261,998              7,333,324                  0.2%
#*   Extreme Networks, Inc.                                                   666,754              2,393,647                  0.1%
#*   Fabrinet                                                                 185,113              3,370,908                  0.1%
*    FalconStor Software, Inc.                                                351,211                396,868                  0.0%
#*   FARO Technologies, Inc.                                                  146,670              8,213,520                  0.2%
*    FormFactor, Inc.                                                         222,896              1,776,481                  0.0%
     Forrester Research, Inc.                                                 255,158             10,277,764                  0.2%
*    Frequency Electronics, Inc.                                               74,860                849,661                  0.0%
#*   Giga-tronics, Inc.                                                        27,752                 45,791                  0.0%
*    GigOptix, Inc.                                                            17,808                 22,260                  0.0%
*    Global Cash Access Holdings, Inc.                                        616,078              4,491,209                  0.1%
#    Globalscape, Inc.                                                         10,430                 25,866                  0.0%
*    GSE Systems, Inc.                                                        127,249                192,146                  0.0%
*    GSI Group, Inc.                                                           91,065              1,170,185                  0.0%
*    GSI Technology, Inc.                                                      80,053                385,055                  0.0%
*    GTT Communications, Inc.                                                  45,504                590,642                  0.0%
#*   Guidance Software, Inc.                                                   19,577                131,753                  0.0%
     Hackett Group, Inc. (The)                                                382,948              2,684,465                  0.1%
*    Harmonic, Inc.                                                           877,541              5,853,198                  0.1%
#    Heartland Payment Systems, Inc.                                          346,861             17,915,371                  0.4%
#*   Higher One Holdings, Inc.                                                210,493                540,967                  0.0%
#*   Hutchinson Technology, Inc.                                              231,183                825,323                  0.0%
*    ID Systems, Inc.                                                          55,135                413,513                  0.0%
*    Identiv, Inc.                                                             19,515                182,465                  0.0%
*    IEC Electronics Corp.                                                     39,059                193,342                  0.0%
*    iGATE Corp.                                                              291,554             10,802,076                  0.2%
#*   II-VI, Inc.                                                               82,981              1,119,414                  0.0%
#*   Imation Corp.                                                            190,372                557,790                  0.0%
#*   Immersion Corp.                                                           70,349                592,339                  0.0%
#*   Infinera Corp.                                                           832,336             12,093,842                  0.2%
*    Innodata, Inc.                                                           217,125                573,210                  0.0%
*    Inphi Corp.                                                               88,825              1,375,011                  0.0%
*    Insight Enterprises, Inc.                                                378,226              8,604,641                  0.2%
*    Integrated Device Technology, Inc.                                     1,015,649             16,666,800                  0.3%
#    Integrated Silicon Solution, Inc.                                        224,420              3,047,624                  0.1%
#*   Intellicheck Mobilisa, Inc.                                                3,776                 14,160                  0.0%
#*   Interactive Intelligence Group, Inc.                                      66,537              3,211,076                  0.1%
#    InterDigital, Inc.                                                        45,061              2,227,365                  0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*   Internap Network Services Corp.                                          557,251   $          4,463,581                  0.1%
*    Internet Patents Corp.                                                    12,966                 39,676                  0.0%
*    Interphase Corp.                                                          29,534                 86,535                  0.0%
     Intersil Corp. Class A                                                    96,769              1,286,060                  0.0%
*    inTEST Corp.                                                              84,141                366,855                  0.0%
#*   Intevac, Inc.                                                            172,020              1,272,948                  0.0%
*    IntraLinks Holdings, Inc.                                                108,614                938,425                  0.0%
*    IntriCon Corp.                                                            53,872                330,235                  0.0%
#*   Inuvo, Inc.                                                                1,309                  1,754                  0.0%
#*   iPass, Inc.                                                              366,725                491,412                  0.0%
*    Iteris, Inc.                                                              52,380                 91,141                  0.0%
#*   Itron, Inc.                                                                6,029                234,709                  0.0%
#*   Ixia                                                                     518,135              4,989,640                  0.1%
#    IXYS Corp.                                                               311,525              3,635,497                  0.1%
#*   Kemet Corp.                                                              241,994              1,161,571                  0.0%
*    Key Tronic Corp.                                                          23,306                191,575                  0.0%
*    Kofax, Ltd.                                                               70,079                445,002                  0.0%
#*   Kopin Corp.                                                              668,444              2,540,087                  0.1%
*    Kulicke & Soffa Industries, Inc.                                         602,504              8,688,108                  0.2%
#*   KVH Industries, Inc.                                                     157,667              2,037,058                  0.0%
*    Lantronix, Inc.                                                               45                     89                  0.0%
*    Lattice Semiconductor Corp.                                            1,291,086              8,663,187                  0.2%
*    LGL Group, Inc. (The)                                                     29,250                110,858                  0.0%
#*   Lightpath Technologies, Inc. Class A                                       8,650                 11,764                  0.0%
#*   Limelight Networks, Inc.                                                 667,651              1,629,068                  0.0%
#*   Lionbridge Technologies, Inc.                                            372,685              1,800,069                  0.0%
#*   LoJack Corp.                                                             174,726                492,727                  0.0%
#*   M/A-COM Technology Solutions Holdings, Inc.                                5,225                114,898                  0.0%
*    Magnachip Semiconductor Corp.                                            322,670              3,591,317                  0.1%
*    Manhattan Associates, Inc.                                               380,234             15,251,186                  0.3%
#    ManTech International Corp. Class A                                       80,274              2,260,516                  0.1%
     Marchex, Inc. Class B                                                    148,124                567,315                  0.0%
#*   Mattersight Corp.                                                         80,931                438,646                  0.0%
#*   Mattson Technology, Inc.                                                  52,243                138,966                  0.0%
#*   MaxLinear, Inc. Class A                                                   12,922                 91,617                  0.0%
#*   Maxwell Technologies, Inc.                                               264,498              3,084,047                  0.1%
#*   MeetMe, Inc.                                                               6,965                 13,791                  0.0%
#*   Mercury Systems, Inc.                                                    216,413              3,025,454                  0.1%
#    Mesa Laboratories, Inc.                                                   31,800              2,428,566                  0.1%
     Methode Electronics, Inc.                                                463,289             18,244,321                  0.4%
     Micrel, Inc.                                                             562,946              6,834,164                  0.1%
#*   Millennial Media, Inc.                                                    27,200                 55,760                  0.0%
#    MOCON, Inc.                                                               63,175                974,790                  0.0%
#*   ModusLink Global Solutions, Inc.                                         200,546                701,911                  0.0%
#*   MoneyGram International, Inc.                                             53,125                456,875                  0.0%
     Monolithic Power Systems, Inc.                                           264,838             11,703,191                  0.2%
     Monotype Imaging Holdings, Inc.                                          317,066              9,071,258                  0.2%
#*   Monster Worldwide, Inc.                                                  680,586              2,627,062                  0.1%
#*   MoSys, Inc.                                                              160,141                430,779                  0.0%
#*   Move, Inc.                                                               363,701              7,619,536                  0.2%
#*   MRV Communications, Inc.                                                  60,544                697,467                  0.0%
#    MTS Systems Corp.                                                        167,618             11,064,464                  0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*   Multi-Fineline Electronix, Inc.                                          172,743   $          1,753,341                  0.0%
#*   Nanometrics, Inc.                                                        185,770              2,515,326                  0.1%
*    NAPCO Security Technologies, Inc.                                        307,597              1,316,515                  0.0%
*    NCI, Inc. Class A                                                         49,172                500,571                  0.0%
*    NeoPhotonics Corp.                                                        10,584                 34,292                  0.0%
*    NETGEAR, Inc.                                                             97,604              3,322,440                  0.1%
*    Netlist, Inc.                                                             64,383                 58,756                  0.0%
#*   Netscout Systems, Inc.                                                   328,700             12,115,882                  0.2%
*    Newport Corp.                                                            349,388              6,250,551                  0.1%
*    Newtek Business Services, Inc.                                            31,896                449,734                  0.0%
     NIC, Inc.                                                                498,266              9,183,042                  0.2%
#*   Novatel Wireless, Inc.                                                   192,218                547,821                  0.0%
#*   Numerex Corp. Class A                                                     72,177                941,188                  0.0%
#*   Oclaro, Inc.                                                             349,960                549,437                  0.0%
*    OmniVision Technologies, Inc.                                            451,533             12,092,054                  0.2%
*    Omtool, Ltd.                                                              30,770                 73,079                  0.0%
#*   Onvia, Inc.                                                                6,308                 27,503                  0.0%
     Oplink Communications, Inc.                                              125,193              2,610,274                  0.1%
     Optical Cable Corp.                                                       55,836                259,079                  0.0%
*    OSI Systems, Inc.                                                        136,019              9,641,027                  0.2%
#*   Overland Storage, Inc.                                                     8,146                 21,261                  0.0%
*    PAR Technology Corp.                                                     131,950                678,091                  0.0%
#    Park Electrochemical Corp.                                               189,611              4,891,964                  0.1%
#*   Parkervision, Inc.                                                       162,757                213,212                  0.0%
     PC Connection, Inc.                                                      102,863              2,453,283                  0.1%
     PC-Tel, Inc.                                                             183,140              1,410,178                  0.0%
*    PCM, Inc.                                                                115,111              1,111,972                  0.0%
*    PDF Solutions, Inc.                                                      168,563              2,186,262                  0.0%
#    Pegasystems, Inc.                                                         17,074                369,994                  0.0%
     Perceptron, Inc.                                                          58,089                584,956                  0.0%
*    Peregrine Semiconductor Corp.                                              8,177                101,640                  0.0%
*    Perficient, Inc.                                                         276,145              4,578,484                  0.1%
*    Pericom Semiconductor Corp.                                              223,214              2,439,729                  0.1%
#*   Pfsweb, Inc.                                                              24,219                285,058                  0.0%
#*   Photronics, Inc.                                                         436,425              3,923,461                  0.1%
#*   Planar Systems, Inc.                                                     174,957                633,344                  0.0%
#*   Plexus Corp.                                                             175,352              7,250,805                  0.2%
*    PMC-Sierra, Inc.                                                         776,743              6,050,828                  0.1%
#    Power Integrations, Inc.                                                   3,200                161,152                  0.0%
#*   PRGX Global, Inc.                                                        137,467                727,200                  0.0%
#*   Procera Networks, Inc.                                                    53,906                403,756                  0.0%
*    Progress Software Corp.                                                  134,139              3,474,200                  0.1%
     QAD, Inc. Class A                                                        126,079              2,711,959                  0.1%
     QAD, Inc. Class B                                                         31,205                577,293                  0.0%
*    QLogic Corp.                                                             295,234              3,486,714                  0.1%
*    Qualstar Corp.                                                            90,434                111,234                  0.0%
#*   Quantum Corp.                                                            167,171                213,979                  0.0%
#*   QuinStreet, Inc.                                                          48,923                198,138                  0.0%
*    Qumu Corp.                                                                85,784              1,283,329                  0.0%
#*   Radisys Corp.                                                            200,806                502,015                  0.0%
#*   Rambus, Inc.                                                             643,231              7,364,995                  0.2%
#*   RealD, Inc.                                                              168,429              1,906,616                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Information Technology -- (Continued)
#*   RealNetworks, Inc.                                                       354,446   $          2,445,677                  0.1%
#*   RealPage, Inc.                                                             4,325                 85,938                  0.0%
     Reis, Inc.                                                                85,111              1,991,597                  0.0%
#*   Relm Wireless Corp.                                                       40,346                223,920                  0.0%
#*   Remark Media, Inc.                                                         1,102                  5,334                  0.0%
#*   Research Frontiers, Inc.                                                   6,000                 29,880                  0.0%
#    RF Industries, Ltd.                                                       56,930                259,032                  0.0%
#*   RF Micro Devices, Inc.                                                   143,500              1,866,935                  0.0%
     Richardson Electronics, Ltd.                                             130,504              1,306,345                  0.0%
#*   Rightside Group, Ltd.                                                     42,126                398,933                  0.0%
#*   Rofin-Sinar Technologies, Inc.                                           160,841              3,601,230                  0.1%
#*   Rogers Corp.                                                             121,923              8,335,876                  0.2%
#*   Rosetta Stone, Inc.                                                      115,885              1,109,019                  0.0%
#*   Rubicon Technology, Inc.                                                 107,403                475,795                  0.0%
#*   Rudolph Technologies, Inc.                                               289,002              2,537,438                  0.1%
#*   Saba Software, Inc.                                                       22,758                304,957                  0.0%
*    Sanmina Corp.                                                            310,993              7,796,595                  0.2%
*    ScanSource, Inc.                                                         232,524              8,877,766                  0.2%
*    Seachange International, Inc.                                            280,396              1,895,477                  0.0%
*    Selectica, Inc.                                                           26,569                157,687                  0.0%
#*   ServiceSource International, Inc.                                         11,263                 43,025                  0.0%
#*   Sevcon, Inc.                                                              56,400                429,204                  0.0%
*    ShoreTel, Inc.                                                           315,542              2,552,735                  0.1%
*    Sigma Designs, Inc.                                                      254,403              1,015,068                  0.0%
*    Sigmatron International, Inc.                                             18,200                127,582                  0.0%
#*   Silicon Graphics International Corp.                                      75,363                654,151                  0.0%
*    Silicon Image, Inc.                                                      667,684              3,578,786                  0.1%
#*   Smith Micro Software, Inc.                                                23,397                 22,929                  0.0%
*    SMTC Corp.                                                                16,231                 28,567                  0.0%
#*   Sonic Foundry, Inc.                                                       23,066                213,822                  0.0%
#*   Sonus Networks, Inc.                                                   1,860,195              6,454,877                  0.1%
#*   Spansion, Inc. Class A                                                   416,332              8,568,113                  0.2%
#*   Speed Commerce, Inc.                                                     237,952                706,717                  0.0%
*    Stamps.com, Inc.                                                         111,358              4,109,110                  0.1%
#*   StarTek, Inc.                                                            131,000                985,120                  0.0%
#*   SunEdison, Inc.                                                        1,009,218             19,689,843                  0.4%
#*   SunPower Corp.                                                            24,615                783,742                  0.0%
#*   Super Micro Computer, Inc.                                               372,279             11,898,037                  0.2%
*    support.com, Inc.                                                        313,284                667,295                  0.0%
#*   Sykes Enterprises, Inc.                                                  313,199              6,746,306                  0.1%
#*   Synaptics, Inc.                                                           87,759              6,005,348                  0.1%
#*   Synchronoss Technologies, Inc.                                           166,714              8,614,112                  0.2%
#*   Technical Communications Corp.                                             7,300                 30,587                  0.0%
#*   TechTarget, Inc.                                                          14,987                142,976                  0.0%
*    TeleCommunication Systems, Inc. Class A                                  370,887              1,068,155                  0.0%
#*   Telenav, Inc.                                                            153,817              1,110,559                  0.0%
*    TeleTech Holdings, Inc.                                                  142,315              3,673,150                  0.1%
#    Tessco Technologies, Inc.                                                 64,382              2,044,129                  0.0%
     Tessera Technologies, Inc.                                               421,657             12,814,156                  0.3%
     TheStreet, Inc.                                                          233,363                534,401                  0.0%
#*   TiVo, Inc.                                                               119,948              1,565,321                  0.0%
#    Transact Technologies, Inc.                                               90,009                515,752                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   ------------------
Information Technology -- (Continued)
#*        Travelzoo, Inc.                                                      42,868   $            561,142                  0.0%
*         Trio Tech International                                               3,392                 13,059                  0.0%
*         TriQuint Semiconductor, Inc.                                        757,922             16,393,853                  0.3%
*         TSR, Inc.                                                            60,552                198,611                  0.0%
#*        TTM Technologies, Inc.                                              278,512              1,924,518                  0.0%
#*        Ultra Clean Holdings, Inc.                                          158,318              1,390,032                  0.0%
#*        Ultratech, Inc.                                                     272,184              5,206,880                  0.1%
#*        Unisys Corp.                                                        544,766             13,967,800                  0.3%
          United Online, Inc.                                                 133,329              1,495,951                  0.0%
#*        Universal Display Corp.                                               4,733                148,048                  0.0%
*         Universal Security Instruments, Inc.                                  2,177                 13,497                  0.0%
#*        Unwired Planet, Inc.                                                137,239                212,720                  0.0%
#*        USA Technologies, Inc.                                                7,207                 12,540                  0.0%
*         UTStarcom Holdings Corp.                                             18,926                 47,694                  0.0%
#*        Veeco Instruments, Inc.                                             195,764              7,045,546                  0.1%
*         Viasystems Group, Inc.                                              150,028              2,380,944                  0.1%
#         Vicon Industries, Inc.                                               45,650                 72,584                  0.0%
*         Video Display Corp.                                                  85,637                252,629                  0.0%
#*        Virtusa Corp.                                                       252,448             10,345,319                  0.2%
#*        Vishay Precision Group, Inc.                                        107,071              1,819,136                  0.0%
#*        Vringo, Inc.                                                         65,154                 67,109                  0.0%
          Wayside Technology Group, Inc.                                       30,941                535,279                  0.0%
*         Web.com Group, Inc.                                                 133,296              2,736,567                  0.1%
*         Westell Technologies, Inc. Class A                                  434,491                582,218                  0.0%
*         Wireless Telecom Group, Inc.                                        225,386                561,211                  0.0%
*         Xcerra Corp.                                                        425,515              3,612,622                  0.1%
*         XO Group, Inc.                                                      206,725              2,631,609                  0.1%
#*        YuMe, Inc.                                                            2,500                 12,475                  0.0%
#*        Zhone Technologies, Inc.                                             74,478                169,810                  0.0%
#*        Zix Corp.                                                           406,676              1,342,031                  0.0%
                                                                                        --------------------   ------------------
Total Information Technology                                                                     896,570,308                 17.8%
                                                                                        --------------------   ------------------
Materials -- (4.6%)
          A Schulman, Inc.                                                    290,950             10,302,539                  0.2%
#*        AEP Industries, Inc.                                                 60,994              2,805,114                  0.1%
#*        AK Steel Holding Corp.                                              171,700              1,299,769                  0.0%
#*        AM Castle & Co.                                                     144,682              1,063,413                  0.0%
*         American Biltrite, Inc.                                                 868                386,260                  0.0%
#         American Vanguard Corp.                                             229,229              2,645,303                  0.1%
#         Ampco-Pittsburgh Corp.                                               85,409              1,861,062                  0.0%
#         Balchem Corp.                                                       144,618              9,356,785                  0.2%
*         Boise Cascade Co.                                                   264,831              9,549,806                  0.2%
*         Calgon Carbon Corp.                                                 516,251             10,856,759                  0.2%
*         Century Aluminum Co.                                                535,169             15,669,748                  0.3%
#         Chase Corp.                                                          76,372              2,739,464                  0.1%
*         Clearwater Paper Corp.                                              193,931             12,479,460                  0.3%
#*        Codexis, Inc.                                                        46,517                119,084                  0.0%
#*        Coeur Mining, Inc.                                                   24,799                 91,756                  0.0%
#*        Contango ORE, Inc.                                                    1,592                 12,338                  0.0%
*         Continental Materials Corp.                                          14,518                235,046                  0.0%
*         Core Molding Technologies, Inc.                                      59,433                790,459                  0.0%
#         Deltic Timber Corp.                                                  77,057              5,015,640                  0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Materials -- (Continued)
     Detrex Corp.                                                              10,200   $            336,600                  0.0%
#*   Ferro Corp.                                                              839,781             11,017,927                  0.2%
     Flamemaster Corp.                                                            189                  1,640                  0.0%
#*   Flotek Industries, Inc.                                                  502,484             11,135,045                  0.2%
     Friedman Industries, Inc.                                                 60,300                460,692                  0.0%
     FutureFuel Corp.                                                         202,967              2,703,520                  0.1%
#*   General Moly, Inc.                                                       418,681                276,329                  0.0%
     Globe Specialty Metals, Inc.                                             264,426              4,973,853                  0.1%
#    Hawkins, Inc.                                                            101,706              3,916,698                  0.1%
#    Haynes International, Inc.                                                84,619              3,933,937                  0.1%
#*   Headwaters, Inc.                                                         447,923              5,688,622                  0.1%
#    Hecla Mining Co.                                                         196,448                428,257                  0.0%
#*   Horsehead Holding Corp.                                                  357,333              5,613,701                  0.1%
     Innophos Holdings, Inc.                                                  175,311              9,992,727                  0.2%
#    Innospec, Inc.                                                           183,156              7,394,008                  0.2%
#    Kaiser Aluminum Corp.                                                    112,530              7,826,461                  0.2%
#    KMG Chemicals, Inc.                                                       59,564              1,054,283                  0.0%
     Koppers Holdings, Inc.                                                   166,771              6,584,119                  0.1%
*    Kraton Performance Polymers, Inc.                                        182,841              3,271,025                  0.1%
*    Landec Corp.                                                             252,517              3,179,189                  0.1%
*    LSB Industries, Inc.                                                     175,910              6,601,902                  0.1%
#    Materion Corp.                                                           127,921              5,046,483                  0.1%
#*   McEwen Mining, Inc.                                                      249,572                309,469                  0.0%
#*   Mercer International, Inc.                                               232,705              2,927,429                  0.1%
#*   Mines Management, Inc.                                                    33,421                 17,379                  0.0%
#    Myers Industries, Inc.                                                   289,890              4,330,957                  0.1%
#    Neenah Paper, Inc.                                                       126,850              7,739,118                  0.2%
     Noranda Aluminum Holding Corp.                                           272,272              1,200,720                  0.0%
*    Northern Technologies International Corp.                                 38,414                719,110                  0.0%
#    Olympic Steel, Inc.                                                       78,436              1,578,132                  0.0%
#    OM Group, Inc.                                                           155,757              4,054,355                  0.1%
#*   OMNOVA Solutions, Inc.                                                   264,218              1,857,453                  0.0%
#*   Penford Corp.                                                            111,720              2,105,922                  0.0%
     PH Glatfelter Co.                                                        397,509             10,029,152                  0.2%
#    Quaker Chemical Corp.                                                    111,265              9,132,631                  0.2%
#    Rayonier Advanced Materials, Inc.                                          2,783                 79,399                  0.0%
#*   Rentech, Inc.                                                            488,654                776,960                  0.0%
#*   Resolute Forest Products, Inc.                                            25,546                474,134                  0.0%
#*   RevettMining Co., Inc.                                                     2,968                  2,582                  0.0%
*    RTI International Metals, Inc.                                           207,357              4,883,257                  0.1%
#    Schnitzer Steel Industries, Inc. Class A                                 128,828              3,033,899                  0.1%
#    Schweitzer-Mauduit International, Inc.                                    57,746              2,486,543                  0.1%
#*   Senomyx, Inc.                                                             99,632                789,085                  0.0%
#*   Solitario Exploration & Royalty Corp.                                      2,939                  2,968                  0.0%
     Stepan Co.                                                               166,203              7,359,469                  0.1%
#*   Stillwater Mining Co.                                                     31,090                408,212                  0.0%
*    SunCoke Energy, Inc.                                                      30,743                734,758                  0.0%
#    Synalloy Corp.                                                            57,753                932,711                  0.0%
*    Taminco Corp.                                                              3,585                 92,816                  0.0%
*    Trecora Resources                                                        126,664              1,665,632                  0.0%
     Tredegar Corp.                                                           329,738              6,271,617                  0.1%
#*   UFP Technologies, Inc.                                                    11,800                259,836                  0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES                 VALUE+            OF NET ASSETS**
                                                                 --------------------   --------------------   -------------------
Materials -- (Continued)
#    United States Lime & Minerals, Inc.                                       61,245   $          4,293,887                  0.1%
#*   Universal Stainless & Alloy Products, Inc.                                54,274              1,395,385                  0.0%
#    US Silica Holdings, Inc.                                                   2,439                109,511                  0.0%
#*   Verso Paper Corp.                                                          4,775                 13,848                  0.0%
     Vulcan International Corp.                                                 8,251                342,375                  0.0%
#    Wausau Paper Corp.                                                       406,184              4,017,160                  0.1%
*    Webco Industries, Inc.                                                     3,750                317,156                  0.0%
#    Zep, Inc.                                                                128,913              2,070,343                  0.0%
                                                                                        --------------------   ------------------
Total Materials                                                                                  277,532,193                  5.5%
                                                                                        --------------------   ------------------
Other -- (0.0%)
(Degree)*   Allen Organ Co. Escrow Shares                                       4,700                     --                  0.0%
(Degree)*   Big 4 Ranch, Inc.                                                  35,000                     --                  0.0%
(Degree)*   Brooklyn Federal Bancorp, Inc. Escrow Shares                       37,150                     --                  0.0%
(Degree)*   Concord Camera Corp. Escrow Shares                                 49,560                     --                  0.0%
(Degree)*   DLB Oil & Gas, Inc. Escrow Shares                                   7,600                     --                  0.0%
(Degree)*   EquiMed, Inc                                                          132                     --                  0.0%
(Degree)*   First Commerce Bancorp Escrow Shares                               50,014                     --                  0.0%
(Degree)*   FRD Acquisition Co. Escrow Shares                                 294,513                     --                  0.0%
(Degree)#*  Gerber Scientific, Inc. Escrow Shares                             214,642                     --                  0.0%
(Degree)*   Petrocorp, Inc. Escrow Shares                                      37,100                     --                  0.0%
                                                                                        --------------------   ------------------
Total Other                                                                                               --                  0.0%
                                                                                        --------------------   ------------------
Real Estate Investment Trusts -- (0.0%)
#*   CareTrust REIT, Inc.                                                     154,325              2,396,667                  0.1%
                                                                                        --------------------   ------------------
Telecommunication Services -- (1.0%)
#*   8x8, Inc.                                                                 34,948                274,691                  0.0%
#*   Alaska Communications Systems Group, Inc.                                 38,055                 51,374                  0.0%
#*   Alteva                                                                    35,460                251,766                  0.0%
#    Atlantic Tele-Network, Inc.                                               91,127              6,122,823                  0.1%
#*   Boingo Wireless, Inc.                                                     49,525                347,170                  0.0%
#*   Cincinnati Bell, Inc.                                                  1,091,786              4,006,855                  0.1%
#    Cogent Communications Holdings, Inc.                                      12,218                414,679                  0.0%
#    Consolidated Communications Holdings, Inc.                               389,549             10,089,319                  0.2%
*    General Communication, Inc. Class A                                      451,355              5,294,394                  0.1%
#*   Hawaiian Telcom Holdco, Inc.                                               6,759                181,817                  0.0%
*    HC2 Holdings, Inc.                                                        87,300                462,690                  0.0%
     IDT Corp. Class B                                                        204,786              3,374,873                  0.1%
     Inteliquent, Inc.                                                        343,306              5,777,840                  0.1%
#*   Iridium Communications, Inc.                                             286,734              2,723,973                  0.1%
#    Lumos Networks Corp.                                                     130,329              2,241,659                  0.1%
#    NTELOS Holdings Corp.                                                     95,209                959,707                  0.0%
#*   ORBCOMM, Inc.                                                            248,680              1,571,658                  0.0%
#*   Premiere Global Services, Inc.                                           603,877              6,322,592                  0.1%
#    Shenandoah Telecommunications Co.                                         98,637              2,918,669                  0.1%
     Spok Holdings, Inc.                                                      132,345              2,149,283                  0.1%
*    Straight Path Communications, Inc. Class B                                85,246              1,841,314                  0.0%
#*   Vonage Holdings Corp.                                                  1,622,751              5,647,173                  0.1%
                                                                                        --------------------   ------------------
Total Telecommunication Services                                                                  63,026,319                  1.3%
                                                                                        --------------------   ------------------

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                         SHARES                 VALUE+            OF NET ASSETS**
                                                                  --------------------   --------------------   -------------------
Utilities -- (1.5%)
     American States Water Co.                                                 369,652   $         13,226,148                  0.3%
#    Artesian Resources Corp. Class A                                           21,573                480,431                  0.0%
#*   Cadiz, Inc.                                                                 5,888                 58,644                  0.0%
     California Water Service Group                                            399,855             10,408,226                  0.2%
#    Chesapeake Utilities Corp.                                                118,488              5,738,374                  0.1%
#    Connecticut Water Service, Inc.                                            83,481              3,102,989                  0.1%
#    Consolidated Water Co., Ltd.                                               36,099                432,827                  0.0%
#    Delta Natural Gas Co., Inc.                                                40,000                828,800                  0.0%
     El Paso Electric Co.                                                       33,021              1,249,515                  0.0%
     Empire District Electric Co. (The)                                        379,154             10,783,140                  0.2%
     Gas Natural, Inc.                                                          24,922                282,865                  0.0%
#*   Genie Energy, Ltd. Class B                                                200,893              1,456,474                  0.0%
#    MGE Energy, Inc.                                                          294,935             13,115,759                  0.3%
#    Middlesex Water Co.                                                       116,467              2,626,331                  0.1%
#    Northwest Natural Gas Co.                                                 107,229              5,032,257                  0.1%
#    Ormat Technologies, Inc.                                                   52,375              1,516,256                  0.0%
#    Otter Tail Corp.                                                          264,660              8,204,460                  0.2%
     RGC Resources, Inc.                                                         9,396                190,175                  0.0%
#    SJW Corp.                                                                 176,960              5,655,642                  0.1%
#    Unitil Corp.                                                               98,163              3,419,999                  0.1%
#    York Water Co.                                                             68,182              1,498,640                  0.0%
                                                                                         --------------------   ------------------
Total Utilities                                                                                    89,307,952                  1.8%
                                                                                         --------------------   ------------------
TOTAL COMMON STOCKS                                                                             5,009,778,671                 99.7%
                                                                                         --------------------   ------------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(Degree)*   Enron TOPRS Escrow Shares                                           37,101                     --                  0.0%
                                                                                         --------------------   ------------------
RIGHTS/WARRANTS -- (0.0%)
(Degree)*   Capital Bank Corp. Contingent Value Rights                          12,543                     --                  0.0%
(Degree)*   Leap Wireless International, Inc. Contingent
            Value Rights                                                       104,000                262,080                  0.0%
(Degree)*   LGL Group, Inc. (The) Warrants 08/06/18                            141,430                  2,814                  0.0%
(Degree)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                     82,112                     --                  0.0%
(Degree)#*  PhotoMedex, Inc. Contingent Value Warrants 12/13/14                    957                     --                  0.0%
(Degree)*   Tejon Ranch Co. Warrants 08/31/16                                    2,266                  4,759                  0.0%
                                                                                         --------------------   ------------------
TOTAL RIGHTS/WARRANTS                                                                                 269,653                  0.0%
                                                                                         --------------------   ------------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
     State Street Institutional Liquid Reserves, 0.077%                     16,819,521             16,819,521                  0.3%
                                                                                         --------------------   ------------------
SECURITIES LENDING COLLATERAL -- (16.6%)
(S)@ DFA Short Term Investment Fund                                         86,521,072          1,001,048,800                 19.9%
                                                                                         --------------------   ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,367,248,025)                                      $      6,027,916,645                119.9%
                                                                                         ====================   ==================

U.S. MICRO CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                        ------------------------------------------------------------------------------------------
                                               LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                                        ---------------------  --------------------   --------------------  ----------------------
Common Stocks
     Consumer Discretionary             $        933,050,787   $                  1                     --  $          933,050,788
     Consumer Staples                            200,784,386                     --                     --             200,784,386
     Energy                                      221,805,032                155,080                     --             221,960,112
     Financials                                  879,666,150                 72,326                     --             879,738,476
     Health Care                                 504,182,595                185,697                     --             504,368,292
     Industrials                                 941,039,023                  4,155                     --             941,043,178
     Information Technology                      896,570,308                     --                     --             896,570,308
     Materials                                   277,532,193                     --                     --             277,532,193
     Other                                                --                     --                     --                      --
     Real Estate Investment Trusts                 2,396,667                     --                     --               2,396,667
     Telecommunication Services                   63,026,319                     --                     --              63,026,319
     Utilities                                    89,307,952                     --                     --              89,307,952
Preferred Stocks
     Other                                                --                     --                     --                      --
Rights/Warrants                                           --                269,653                     --                 269,653
Temporary Cash Investments                        16,819,521                     --                     --              16,819,521
Securities Lending Collateral                             --          1,001,048,800                     --           1,001,048,800
                                        --------------------   --------------------   --------------------  ----------------------
TOTAL                                   $      5,026,180,933   $      1,001,735,712                     --  $        6,027,916,645
                                        ====================   ====================   ====================  ======================

                      DFA REAL ESTATE SECURITIES PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014


                                                                                                                 PERCENTAGE
                                                                      SHARES                 VALUE+            OF NET ASSETS**
                                                               --------------------   --------------------  ----------------------
COMMON STOCKS -- (90.0%)
Real Estate Investment Trusts -- (90.0%)
#    Acadia Realty Trust                                                    630,283   $         19,664,830                   0.3%
#    Agree Realty Corp.                                                     128,935              3,946,700                   0.1%
#    Alexander's, Inc.                                                       48,381             21,384,402                   0.3%
     Alexandria Real Estate Equities, Inc.                                  791,699             65,711,017                   1.0%
#    American Assets Trust, Inc.                                            170,847              6,550,274                   0.1%
#    American Campus Communities, Inc.                                    1,153,808             45,310,040                   0.7%
#    American Realty Capital Properties, Inc.                             5,321,381             47,200,649                   0.7%
     AmREIT, Inc.                                                            10,321                254,309                   0.0%
     Apartment Investment & Management Co. Class A                        1,624,363             58,135,952                   0.9%
#    Ashford Hospitality Prime, Inc.                                        149,219              2,585,965                   0.0%
#    Ashford Hospitality Trust, Inc.                                        922,683             10,426,318                   0.2%
#    Associated Estates Realty Corp.                                        612,059             11,953,512                   0.2%
#    AvalonBay Communities, Inc.                                          1,431,583            223,097,895                   3.4%
#    BioMed Realty Trust, Inc.                                            2,139,472             46,469,332                   0.7%
     Boston Properties, Inc.                                              1,673,636            212,133,363                   3.2%
     Brandywine Realty Trust                                              1,921,578             29,649,949                   0.4%
     Camden Property Trust                                                  947,053             72,610,554                   1.1%
#    Campus Crest Communities, Inc.                                         718,401              4,554,662                   0.1%
#    CBL & Associates Properties, Inc.                                    1,839,671             35,192,906                   0.5%
     Cedar Realty Trust, Inc.                                               709,169              4,879,083                   0.1%
#    Chatham Lodging Trust                                                   43,035              1,102,557                   0.0%
#    Chesapeake Lodging Trust                                               373,448             12,338,722                   0.2%
#    CoreSite Realty Corp.                                                   25,474                943,047                   0.0%
#    Corporate Office Properties Trust                                      969,456             26,504,927                   0.4%
     Cousins Properties, Inc.                                             2,215,049             28,817,788                   0.4%
     CubeSmart                                                            1,589,488             33,458,722                   0.5%
     CyrusOne, Inc.                                                         112,279              3,066,339                   0.0%
#    DCT Industrial Trust, Inc.                                           3,627,193             31,085,044                   0.5%
#    DDR Corp.                                                            3,339,854             60,584,952                   0.9%
     DiamondRock Hospitality Co.                                          2,147,854             30,821,705                   0.5%
#    Digital Realty Trust, Inc.                                           1,494,005            103,071,405                   1.6%
     Douglas Emmett, Inc.                                                 1,494,511             42,040,594                   0.6%
     Duke Realty Corp.                                                    3,643,400             69,078,864                   1.0%
#    DuPont Fabros Technology, Inc.                                         726,988             22,514,818                   0.3%
#    EastGroup Properties, Inc.                                             337,436             23,235,843                   0.4%
#    Education Realty Trust, Inc.                                         1,490,350             16,781,341                   0.3%
#    EPR Properties                                                         597,214             33,503,705                   0.5%
     Equity Commonwealth REIT                                               856,678             22,881,869                   0.3%
     Equity Lifestyle Properties, Inc.                                      859,740             42,213,234                   0.6%
     Equity One, Inc.                                                       731,202             17,548,848                   0.3%
#    Equity Residential                                                   3,771,256            262,328,567                   4.0%
#    Essex Property Trust, Inc.                                             685,289            138,263,909                   2.1%
#    Excel Trust, Inc.                                                      461,827              6,003,751                   0.1%
#    Extra Space Storage, Inc.                                            1,217,347             70,800,902                   1.1%
#    Federal Realty Investment Trust                                        728,119             95,966,084                   1.5%
     FelCor Lodging Trust, Inc.                                           1,229,058             13,187,792                   0.2%
     First Industrial Realty Trust, Inc.                                  1,196,910             23,375,652                   0.4%
#    First Potomac Realty Trust                                             626,548              7,831,850                   0.1%
#    Franklin Street Properties Corp.                                       927,224             11,117,416                   0.2%
     Gaming and Leisure Properties, Inc.                                    960,746             30,023,313                   0.5%
     General Growth Properties, Inc.                                      5,802,509            150,343,008                   2.3%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                      SHARES                   VALUE+           OF NET ASSETS**
                                                               --------------------   --------------------  ----------------------
Real Estate Investment Trusts -- (Continued)
#    Getty Realty Corp.                                                     211,407   $          3,934,284                   0.1%
#    Gladstone Commercial Corp.                                             104,964              1,899,848                   0.0%
#    Gladstone Land Corp.                                                     5,074                 56,880                   0.0%
#    Glimcher Realty Trust                                                1,619,891             22,241,103                   0.3%
#    Government Properties Income Trust                                     743,163             16,958,980                   0.3%
     HCP, Inc.                                                            5,063,898            222,659,595                   3.4%
     Health Care REIT, Inc.                                               3,459,746            246,022,538                   3.7%
     Healthcare Realty Trust, Inc.                                        1,061,619             28,101,055                   0.4%
#    Healthcare Trust of America, Inc. Class A                              892,869             11,464,438                   0.2%
     Hersha Hospitality Trust                                             2,126,638             15,503,191                   0.2%
#    Highwoods Properties, Inc.                                             997,646             42,769,084                   0.6%
#*   HMG/Courtland Properties, Inc.                                           2,500                 34,975                   0.0%
#    Home Properties, Inc.                                                  621,337             39,958,182                   0.6%
     Hospitality Properties Trust                                         1,637,839             48,496,413                   0.7%
     Host Hotels & Resorts, Inc.                                          8,279,024            192,984,049                   2.9%
     Hudson Pacific Properties, Inc.                                        287,470              7,850,806                   0.1%
#    Inland Real Estate Corp.                                               967,341             10,263,488                   0.2%
     Investors Real Estate Trust                                            789,782              6,634,169                   0.1%
#    Kilroy Realty Corp.                                                    911,462             61,742,436                   0.9%
#    Kimco Realty Corp.                                                   4,516,480            112,686,176                   1.7%
     Kite Realty Group Trust                                                508,030             13,152,897                   0.2%
#    LaSalle Hotel Properties                                             1,141,367             44,753,000                   0.7%
#    Lexington Realty Trust                                               2,251,198             24,673,130                   0.4%
     Liberty Property Trust                                               1,633,481             56,796,134                   0.9%
#    LTC Properties, Inc.                                                   356,966             14,971,154                   0.2%
#    Macerich Co. (The)                                                   1,539,214            108,514,587                   1.6%
     Mack-Cali Realty Corp.                                                 926,271             17,349,056                   0.3%
#    Medical Properties Trust, Inc.                                       1,897,202             25,593,255                   0.4%
#    Mid-America Apartment Communities, Inc.                                819,830             57,929,188                   0.9%
#    Monmouth Real Estate Investment Corp. Class A                          365,491              4,093,499                   0.1%
#    National Health Investors, Inc.                                        240,447             15,847,862                   0.2%
#    National Retail Properties, Inc.                                     1,384,837             52,789,986                   0.8%
#    Omega Healthcare Investors, Inc.                                     1,382,991             52,774,937                   0.8%
#    One Liberty Properties, Inc.                                           121,766              2,787,224                   0.0%
     Parkway Properties, Inc.                                               684,116             13,716,526                   0.2%
#    Pebblebrook Hotel Trust                                                422,999             18,019,757                   0.3%
     Pennsylvania REIT                                                      771,755             16,538,710                   0.2%
#    Piedmont Office Realty Trust, Inc. Class A                           1,712,522             33,308,553                   0.5%
     Post Properties, Inc.                                                  592,620             33,151,163                   0.5%
     Prologis, Inc.                                                       5,512,059            229,577,257                   3.5%
     PS Business Parks, Inc.                                                217,215             18,293,847                   0.3%
     Public Storage                                                       1,571,862            289,757,041                   4.4%
#    Ramco-Gershenson Properties Trust                                      809,833             14,155,881                   0.2%
#    Realty Income Corp.                                                  2,420,743            111,426,800                   1.7%
#    Regency Centers Corp.                                                1,007,704             61,167,633                   0.9%
#    Retail Opportunity Investments Corp.                                   865,915             14,149,051                   0.2%
     Retail Properties of America, Inc. Class A                           1,635,741             25,664,776                   0.4%
     RLJ Lodging Trust                                                    1,128,833             36,370,999                   0.5%
#*   Roberts Realty Investors, Inc.                                          12,174                  8,522                   0.0%
#    Rouse Properties, Inc.                                                 168,193              3,062,795                   0.0%
#    Ryman Hospitality Properties, Inc.                                     428,216             21,132,460                   0.3%
     Sabra Health Care REIT, Inc.                                           568,040             16,228,903                   0.2%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                      SHARES                   VALUE+           OF NET ASSETS**
                                                               --------------------   --------------------  ---------------------
Real Estate Investment Trusts -- (Continued)
#    Saul Centers, Inc.                                                     141,146   $          7,755,973                   0.1%
#    Select Income REIT                                                     198,868              4,874,255                   0.1%
#    Senior Housing Properties Trust                                      2,260,850             51,072,602                   0.8%
     Simon Property Group, Inc.                                           3,371,761            604,253,289                   9.1%
#    SL Green Realty Corp.                                                1,058,736            122,495,755                   1.9%
     Sotherly Hotels, Inc.                                                   81,381                638,027                   0.0%
     Sovran Self Storage, Inc.                                              362,055             30,807,260                   0.5%
     Spirit Realty Capital, Inc.                                          2,190,940             26,072,186                   0.4%
#    STAG Industrial, Inc.                                                  154,338              3,765,847                   0.1%
     Starwood Waypoint Residential Trust                                    102,282              2,677,743                   0.0%
#*   Strategic Hotels & Resorts, Inc.                                     2,468,551             31,720,880                   0.5%
#    Summit Hotel Properties, Inc.                                          591,718              6,887,598                   0.1%
#    Sun Communities, Inc.                                                  415,164             24,067,057                   0.4%
     Sunstone Hotel Investors, Inc.                                       2,212,797             33,877,922                   0.5%
     Tanger Factory Outlet Centers, Inc.                                  1,069,184             38,244,712                   0.6%
     Taubman Centers, Inc.                                                  695,179             52,868,363                   0.8%
#    Terreno Realty Corp.                                                    27,412                577,297                   0.0%
#    Trade Street Residential, Inc.                                           6,089                 42,014                   0.0%
#    UDR, Inc.                                                            2,771,443             83,780,722                   1.3%
#    UMH Properties, Inc.                                                   139,584              1,409,798                   0.0%
#    Universal Health Realty Income Trust                                   120,046              5,816,229                   0.1%
#    Urstadt Biddle Properties, Inc.                                         76,760              1,410,849                   0.0%
#    Urstadt Biddle Properties, Inc. Class A                                217,927              4,713,761                   0.1%
#    Ventas, Inc.                                                         3,262,593            223,520,246                   3.4%
     Vornado Realty Trust                                                 1,850,466            202,589,018                   3.1%
#    Washington Prime Group, Inc.                                         1,612,645             28,430,931                   0.4%
#    Washington REIT                                                        717,473             20,275,787                   0.3%
#    Weingarten Realty Investors                                          1,269,483             46,018,759                   0.7%
#    Whitestone REIT                                                         97,321              1,459,815                   0.0%
#    Winthrop Realty Trust                                                    5,299                 82,823                   0.0%
#    WP Carey, Inc.                                                         432,009             29,255,649                   0.4%
                                                                                      --------------------  --------------------
TOTAL COMMON STOCKS                                                                          6,584,029,720                  99.7%
                                                                                      --------------------  --------------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
     State Street Institutional Liquid Reserves, 0.077%                  27,425,306             27,425,306                   0.4%
                                                                                      --------------------  --------------------
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@ DFA Short Term Investment Fund                                      60,664,727            701,890,889                  10.6%
                                                                                      --------------------  --------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $5,122,699,751)                                   $      7,313,345,915                 110.7%
                                                                                      ====================  ====================

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                        ------------------------------------------------------------------------------------------
                                               LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                                        ---------------------  --------------------   --------------------  ----------------------
Common Stocks
     Real Estate Investment Trusts      $       6,584,029,720                    --                     --  $       6,584,029,720
Temporary Cash Investments                         27,425,306                    --                     --             27,425,306
Securities Lending Collateral                              --  $        701,890,889                     --            701,890,889
                                        ---------------------  --------------------   --------------------  ---------------------
TOTAL                                   $       6,611,455,026  $        701,890,889                     --  $       7,313,345,915
                                        =====================  ====================   ====================  =====================

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
COMMON STOCKS -- (94.2%)

AUSTRALIA -- (6.6%)
    Adelaide Brighton, Ltd.                 118,521 $   353,434       0.0%
    AGL Energy, Ltd.                        108,142   1,296,356       0.1%
#   ALS, Ltd.                               112,885     559,050       0.0%
*   Alumina, Ltd.                           611,794     884,220       0.0%
    Amcor, Ltd.                             272,806   2,833,590       0.1%
    Amcor, Ltd. Sponsored ADR                 1,068      44,311       0.0%
    AMP, Ltd.                             1,223,704   6,310,669       0.2%
    Ansell, Ltd.                             28,035     491,752       0.0%
#   APA Group                               200,855   1,396,410       0.1%
*   Aquarius Platinum, Ltd.                 215,481      57,343       0.0%
#   Aristocrat Leisure, Ltd.                 81,618     464,014       0.0%
    Asciano, Ltd.                           253,358   1,401,439       0.1%
    ASX, Ltd.                                51,832   1,644,490       0.1%
    Aurizon Holdings, Ltd.                  343,918   1,426,473       0.1%
#   AusNet Services                         371,932     449,629       0.0%
    Australia & New Zealand Banking
      Group, Ltd.                           526,856  15,589,969       0.5%
    Bank of Queensland, Ltd.                100,209   1,114,002       0.0%
    Beach Energy, Ltd.                      143,697     148,640       0.0%
    Bendigo & Adelaide Bank Ltd             123,714   1,358,617       0.1%
    BHP Billiton, Ltd.                      571,441  17,095,701       0.6%
#   BHP Billiton, Ltd. Sponsored ADR         65,589   3,898,610       0.1%
*   BlueScope Steel, Ltd.                   142,412     663,919       0.0%
    Boral, Ltd.                             212,927     935,211       0.0%
    Brambles, Ltd.                          343,295   2,887,398       0.1%
    Caltex Australia, Ltd.                   43,214   1,190,250       0.0%
#   carsales.com, Ltd.                       29,538     278,731       0.0%
    Challenger, Ltd.                         84,253     518,212       0.0%
    Coca-Cola Amatil, Ltd.                  125,169   1,010,034       0.0%
#   Cochlear, Ltd.                           11,472     743,523       0.0%
    Commonwealth Bank of Australia          314,221  22,344,073       0.7%
    Computershare, Ltd.                      99,734   1,082,380       0.0%
    Crown Resorts, Ltd.                      72,744     933,060       0.0%
#   CSL, Ltd.                               106,096   7,490,684       0.2%
    DUET Group                              237,006     513,012       0.0%
    Echo Entertainment Group, Ltd.          175,552     589,450       0.0%
    Fairfax Media, Ltd.                     420,361     302,143       0.0%
#   Flight Centre Travel Group, Ltd.         13,937     517,129       0.0%
#   Fortescue Metals Group, Ltd.            517,173   1,596,170       0.1%
#   Harvey Norman Holdings, Ltd.            178,817     601,321       0.0%
#   Iluka Resources, Ltd.                   101,138     649,277       0.0%
    Incitec Pivot, Ltd.                     417,405   1,071,101       0.0%
    Insurance Australia Group, Ltd.         694,002   4,013,075       0.1%
    James Hardie Industries P.L.C.           99,425   1,060,531       0.0%
    James Hardie Industries P.L.C.
      Sponsored ADR                             500      26,665       0.0%
    Leighton Holdings, Ltd.                  26,566     517,210       0.0%
    Lend Lease Group                        144,335   2,013,043       0.1%
    Macquarie Group, Ltd.                    95,609   5,167,114       0.2%
#   Metcash, Ltd.                           156,632     391,200       0.0%
    National Australia Bank, Ltd.           454,011  14,045,173       0.5%
#   New Hope Corp., Ltd.                     25,495      50,458       0.0%
#*  Newcrest Mining, Ltd.                   197,639   1,620,955       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
AUSTRALIA -- (Continued)
    Oil Search, Ltd.                       184,832 $  1,417,236       0.1%
    Orica, Ltd.                            115,867    2,115,064       0.1%
    Origin Energy, Ltd.                    309,199    3,884,380       0.1%
    Orora, Ltd.                            215,725      330,062       0.0%
#   OZ Minerals, Ltd.                       90,750      311,846       0.0%
    PanAust, Ltd.                           76,201      115,550       0.0%
#   Platinum Asset Management, Ltd.         41,235      239,364       0.0%
    Primary Health Care, Ltd.              139,478      571,586       0.0%
*   Qantas Airways, Ltd.                   304,058      454,297       0.0%
    QBE Insurance Group, Ltd.              340,379    3,457,537       0.1%
    Ramsay Health Care, Ltd.                29,254    1,352,364       0.1%
    REA Group, Ltd.                         12,767      511,205       0.0%
    Reece Australia, Ltd.                    7,839      229,781       0.0%
    Rio Tinto, Ltd.                         88,716    4,737,283       0.2%
    Santos, Ltd.                           277,664    3,181,821       0.1%
    Seek, Ltd.                              55,981      821,514       0.0%
    Seven Group Holdings, Ltd.              18,118      109,297       0.0%
#   Sims Metal Management, Ltd.             40,715      406,472       0.0%
    Sonic Healthcare, Ltd.                  78,040    1,291,464       0.0%
    Spark Infrastructure Group             214,229      360,116       0.0%
    Suncorp Group, Ltd.                    338,497    4,404,599       0.1%
#   Sydney Airport                         192,507      748,415       0.0%
    Tabcorp Holdings, Ltd.                 263,708      947,283       0.0%
#   Tatts Group, Ltd.                      373,215    1,142,443       0.0%
    Telstra Corp., Ltd.                    935,200    4,653,698       0.2%
#   Toll Holdings, Ltd.                    205,596    1,030,079       0.0%
    TPG Telecom, Ltd.                       56,141      363,511       0.0%
    Transurban Group                       314,621    2,253,285       0.1%
    Treasury Wine Estates, Ltd.            149,076      608,671       0.0%
#   Washington H Soul Pattinson & Co.,
      Ltd.                                  13,478      168,729       0.0%
#   Wesfarmers, Ltd.                       205,089    7,981,575       0.3%
#   Westpac Banking Corp.                  453,022   13,905,175       0.5%
#   Westpac Banking Corp. Sponsored ADR     86,981    2,663,358       0.1%
    Woodside Petroleum, Ltd.               213,184    7,572,368       0.3%
#   Woolworths, Ltd.                       272,158    8,637,085       0.3%
    WorleyParsons, Ltd.                     56,232      671,171       0.0%
                                                   ------------       ---
TOTAL AUSTRALIA                                     217,290,905       6.9%
                                                   ------------       ---
AUSTRIA -- (0.2%)
    Andritz AG                              12,287      593,760       0.0%
    BUWOG AG                                 7,724      142,797       0.0%
    Erste Group Bank AG                     58,876    1,502,370       0.1%
*   IMMOFINANZ AG                          154,486      467,693       0.0%
    OMV AG                                  61,561    1,935,049       0.1%
    Raiffeisen Bank International AG        43,644      934,497       0.0%
    Strabag SE                                 630       13,635       0.0%
    Telekom Austria AG ADR                   2,400       36,240       0.0%
#   Verbund AG                              15,098      305,526       0.0%
    Vienna Insurance Group AG Wiener
      Versicherung Gruppe                    6,221      299,484       0.0%
    Voestalpine AG                          29,873    1,196,650       0.0%
                                                   ------------       ---
TOTAL AUSTRIA                                         7,427,701       0.2%
                                                   ------------       ---

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                   ------- ----------- ---------------
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV                          220 $    27,436       0.0%
    Ageas                                           55,738   1,863,192       0.1%
    Anheuser-Busch InBev NV                        144,598  16,035,104       0.5%
#   Anheuser-Busch InBev NV Sponsored ADR           26,194   2,907,010       0.1%
    Belgacom SA                                     59,168   2,234,689       0.1%
#   Colruyt SA                                      28,931   1,317,668       0.0%
    Delhaize Group SA                               17,737   1,212,765       0.0%
    Delhaize Group SA Sponsored ADR                 49,084     836,391       0.0%
*   KBC Groep NV                                    71,483   3,839,762       0.1%
    Solvay SA                                       32,796   4,477,299       0.2%
*   Telenet Group Holding NV                        11,290     638,809       0.0%
    UCB SA                                          25,671   2,070,270       0.1%
    Umicore SA                                      29,230   1,147,233       0.0%
                                                           -----------       ---
TOTAL BELGIUM                                               38,607,628       1.2%
                                                           -----------       ---
CANADA -- (9.3%)
    Agnico Eagle Mines, Ltd.(008474108)             21,705     510,068       0.0%
    Agnico Eagle Mines, Ltd.(2009823)               38,232     900,975       0.0%
    Agrium, Inc.(008916108)                         15,094   1,476,495       0.1%
    Agrium, Inc.(2213538)                           34,000   3,326,543       0.1%
    Aimia, Inc.                                     36,747     529,825       0.0%
    Alimentation Couche-Tard, Inc. Class B          94,958   3,222,700       0.1%
#   AltaGas, Ltd.                                   22,210     916,344       0.0%
#*  Amaya Gaming Group, Inc.                         9,600     291,735       0.0%
#   ARC Resources, Ltd.                             76,715   1,809,223       0.1%
    Atco, Ltd. Class I                              16,283     661,693       0.0%
#*  Athabasca Oil Corp.                             50,600     163,870       0.0%
    AuRico Gold, Inc.                                4,468      14,311       0.0%
    Bank of Montreal(063671101)                     29,657   2,153,098       0.1%
#   Bank of Montreal(2076009)                      104,389   7,569,951       0.3%
    Bank of Nova Scotia (The)(064149107)            32,463   1,989,982       0.1%
    Bank of Nova Scotia (The)(2076281)             196,436  12,029,646       0.4%
    Barrick Gold Corp.(067901108)                   46,703     554,365       0.0%
    Barrick Gold Corp.(2024644)                    249,938   2,967,189       0.1%
#   Baytex Energy Corp.                             39,891   1,218,975       0.0%
    BCE, Inc.(05534B760)                            13,912     618,667       0.0%
#   BCE, Inc.(B188TH2)                              46,262   2,054,401       0.1%
#*  BlackBerry, Ltd.(09228F103)                     43,832     460,236       0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                       88,001     924,477       0.0%
#   Bombardier, Inc. Class A                        15,935      53,303       0.0%
#   Bombardier, Inc. Class B                       368,440   1,212,823       0.0%
#   Bonavista Energy Corp.                          56,859     534,259       0.0%
    Brookfield Asset Management, Inc. Class A      100,230   4,906,339       0.2%
*   Brookfield Residential Properties, Inc.          5,760     133,920       0.0%
    CAE, Inc.                                       77,338     990,871       0.0%
    Cameco Corp.(13321L108)                         25,923     450,542       0.0%
    Cameco Corp.(2166160)                           74,660   1,296,390       0.1%
    Canadian Imperial Bank of Commerce(136069101)    9,630     879,701       0.0%
    Canadian Imperial Bank of Commerce(2170525)     70,649   6,449,648       0.2%
    Canadian National Railway Co.(136375102)        24,432   1,724,411       0.1%
    Canadian National Railway Co.(2180632)         152,460  10,748,832       0.4%
    Canadian Natural Resources, Ltd.(136385101)     83,091   2,898,214       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
 CANADA -- (Continued)
     Canadian Natural Resources,
       Ltd.(2171573)                         220,772 $7,704,150       0.3%
     Canadian Oil Sands, Ltd.                147,945  2,318,183       0.1%
 #   Canadian Pacific Railway,
       Ltd.(13645T100)                         3,505    727,918       0.0%
     Canadian Pacific Railway, Ltd.(2793115)  32,566  6,773,832       0.2%
 #   Canadian Tire Corp., Ltd. Class A        26,056  2,856,785       0.1%
     Canadian Utilities, Ltd. Class A         20,840    720,400       0.0%
     Canadian Western Bank                    22,314    747,397       0.0%
 *   Canfor Corp.                             24,000    558,768       0.0%
 *   Catamaran Corp.(B3N9ZT8)                 16,416    782,551       0.0%
 *   Catamaran Corp.(B8J4N87)                 29,400  1,400,807       0.1%
     CCL Industries, Inc. Class B              6,596    666,828       0.0%
     Cenovus Energy, Inc.(15135U109)          23,353    578,220       0.0%
     Cenovus Energy, Inc.(B57FG04)           139,938  3,462,908       0.1%
 *   CGI Group, Inc. Class A(39945C109)       28,614    982,891       0.0%
 #*  CGI Group, Inc. Class A(2159740)         37,171  1,276,027       0.0%
     CI Financial Corp.                       47,915  1,393,172       0.1%
 #   Cineplex, Inc.                            2,533     95,427       0.0%
     Cogeco Cable, Inc.                        4,163    227,016       0.0%
     Constellation Software, Inc.              4,343  1,223,462       0.0%
 #   Crescent Point Energy Corp.             111,017  3,669,210       0.1%
     Dollarama, Inc.                          12,200  1,071,864       0.0%
     E-L Financial Corp., Ltd.                   157     96,118       0.0%
     Eldorado Gold Corp.(284902103)           27,183    148,963       0.0%
     Eldorado Gold Corp.(2307873)            185,043  1,011,370       0.0%
 #   Emera, Inc.                              12,122    407,526       0.0%
     Empire Co., Ltd.                         15,781  1,091,739       0.0%
 #   Enbridge, Inc.(2466149)                 127,437  6,030,092       0.2%
     Enbridge, Inc.(29250N105)                29,037  1,375,192       0.1%
     Encana Corp.(2793193)                   109,553  2,041,270       0.1%
     Encana Corp.(292505104)                  69,264  1,290,388       0.1%
 #   Enerplus Corp.(B584T89)                  59,866    857,315       0.0%
     Enerplus Corp.(292766102)                27,199    388,946       0.0%
     Ensign Energy Services, Inc.             34,131    385,206       0.0%
     Fairfax Financial Holdings, Ltd.          6,156  2,812,572       0.1%
     Finning International, Inc.              53,686  1,386,152       0.1%
     First Capital Realty, Inc.               24,315    397,178       0.0%
     First Quantum Minerals, Ltd.            170,732  2,575,254       0.1%
 #   Fortis, Inc.                             36,868  1,201,183       0.0%
     Franco-Nevada Corp.                      13,832    647,510       0.0%
 #   Genworth MI Canada, Inc.                  9,000    314,627       0.0%
     George Weston, Ltd.                      18,126  1,480,894       0.1%
 #   Gibson Energy, Inc.                      35,333  1,027,652       0.0%
     Gildan Activewear, Inc.(375916103)        3,000    178,890       0.0%
     Gildan Activewear, Inc.(2254645)         18,100  1,078,243       0.0%
     Goldcorp, Inc.(380956409)                22,904    430,137       0.0%
     Goldcorp, Inc.(2676302)                 145,746  2,735,041       0.1%
     Great-West Lifeco, Inc.                  54,000  1,513,083       0.1%
     Hudson's Bay Co.                          9,585    166,348       0.0%
 #   Husky Energy, Inc.                       87,950  2,123,348       0.1%
 #   IGM Financial, Inc.                      21,900    875,961       0.0%
 #   Imperial Oil, Ltd.(453038408)            13,492    645,997       0.0%
     Imperial Oil, Ltd.(2454241)              48,227  2,320,527       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                              ------- ----------- ---------------
CANADA -- (Continued)
#   Industrial Alliance Insurance &
      Financial Services, Inc.                 28,822 $ 1,161,524       0.0%
    Intact Financial Corp.                     26,700   1,790,266       0.1%
#   Inter Pipeline, Ltd.                       41,700   1,313,843       0.1%
    Jean Coutu Group PJC, Inc. (The)
      Class A                                  16,500     378,297       0.0%
    Keyera Corp.                               18,500   1,471,727       0.1%
*   Kinross Gold Corp.(496902404)              22,897      49,229       0.0%
*   Kinross Gold Corp.(B03Z841)               304,213     650,506       0.0%
    Linamar Corp.                              18,096     924,348       0.0%
#   Loblaw Cos., Ltd.                          41,560   2,165,314       0.1%
*   Lundin Mining Corp.                       164,804     735,517       0.0%
    MacDonald Dettwiler & Associates, Ltd.      5,700     434,637       0.0%
    Magna International, Inc.(559222401)       10,503   1,036,751       0.0%
    Magna International, Inc.(2554475)         40,160   3,963,798       0.1%
#   Manitoba Telecom Services, Inc.             4,500     118,624       0.0%
    Manulife Financial Corp.(56501R106)        63,866   1,211,538       0.0%
    Manulife Financial Corp.(2492519)         322,943   6,129,054       0.2%
*   MEG Energy Corp.                           42,405   1,023,394       0.0%
#   Methanex Corp.                             25,881   1,538,094       0.1%
    Metro, Inc.                                26,424   1,856,866       0.1%
#   Mullen Group, Ltd.                         10,500     204,028       0.0%
    National Bank of Canada                   101,249   4,732,529       0.2%
*   New Gold, Inc.                            137,438     498,755       0.0%
    Onex Corp.                                 21,404   1,207,649       0.0%
    Open Text Corp.(683715106)                  5,718     315,176       0.0%
    Open Text Corp.(2260824)                   18,200   1,005,235       0.0%
*   Osisko Gold Royalties, Ltd.                 7,800      97,446       0.0%
    Pacific Rubiales Energy Corp.             168,144   2,536,221       0.1%
#   Pan American Silver Corp.(697900108)       12,528     115,633       0.0%
    Pan American Silver Corp.(2669272)         33,400     308,796       0.0%
*   Paramount Resources, Ltd. Class A           8,900     372,725       0.0%
*   Pembina Pipeline Corp.(B4PPQG5)             9,034     374,369       0.0%
#   Pembina Pipeline Corp.(B4PT2P8)            45,132   1,872,482       0.1%
#   Pengrowth Energy Corp.                    129,078     521,099       0.0%
    Penn West Petroleum, Ltd.(707887105)       18,200      82,264       0.0%
#   Penn West Petroleum, Ltd.(B63FY34)         95,909     433,997       0.0%
#   Peyto Exploration & Development Corp.      30,405     858,155       0.0%
    Potash Corp. of Saskatchewan,
      Inc.(73755L107)                          31,604   1,079,909       0.0%
    Potash Corp. of Saskatchewan,
      Inc.(2696980)                           136,400   4,655,790       0.2%
    Precision Drilling Corp.                   94,060     783,659       0.0%
    Progressive Waste Solutions,
      Ltd.(74339G101)                           3,627     106,017       0.0%
    Progressive Waste Solutions,
      Ltd.(B3DJGB7)                            31,442     918,389       0.0%
    Quebecor, Inc. Class B                     22,000     564,713       0.0%
#   Ritchie Bros Auctioneers, Inc.             16,700     408,221       0.0%
    Rogers Communications, Inc.
      Class B(775109200)                       17,684     665,803       0.0%
#   Rogers Communications, Inc.
      Class B(2169051)                         64,300   2,417,847       0.1%
    Royal Bank of Canada(780087102)            18,396   1,309,243       0.1%
#   Royal Bank of Canada(2754383)             225,667  16,020,245       0.5%
    Saputo, Inc.                               59,532   1,689,218       0.1%
*   SEMAFO, Inc.                               48,000     117,120       0.0%
    Shaw Communications, Inc.
      Class B(82028K200)                       56,617   1,453,925       0.1%
#   Shaw Communications, Inc.
      Class B(2801836)                         57,710   1,481,857       0.1%
    ShawCor, Ltd.                              11,300     497,800       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                              SHARES    VALUE++    OF NET ASSETS**
                                              ------- ------------ ---------------
CANADA -- (Continued)
    Silver Wheaton Corp.(828336107)             6,218 $    108,007       0.0%
    Silver Wheaton Corp.(B058ZX6)              54,277      943,424       0.0%
    SNC-Lavalin Group, Inc.                    29,200    1,258,109       0.0%
    Stantec, Inc.(85472N109)                    2,900      184,034       0.0%
    Stantec, Inc.(2854238)                      3,200      202,752       0.0%
    Sun Life Financial, Inc.(866796105)        26,327      937,241       0.0%
    Sun Life Financial, Inc.(2566124)         101,431    3,607,976       0.1%
    Suncor Energy, Inc.(867224107)             76,441    2,716,713       0.1%
    Suncor Energy, Inc.(B3NB1P2)              296,232   10,518,792       0.3%
    Talisman Energy, Inc.(87425E103)          284,218    1,813,311       0.1%
    Talisman Energy, Inc.(2068299)            212,140    1,353,344       0.1%
    Teck Resources, Ltd.
      Class B(878742204)                       43,589      687,834       0.0%
#   Teck Resources, Ltd. Class B(2879327)     106,334    1,680,323       0.1%
#   TELUS Corp.                                39,380    1,411,258       0.1%
    Thomson Reuters Corp.(884903105)           18,394      684,625       0.0%
#   Thomson Reuters Corp.(2889371)             59,250    2,204,296       0.1%
    Tim Hortons, Inc.(88706M103)                3,807      308,443       0.0%
    Tim Hortons, Inc.(B4R2V25)                 25,200    2,041,847       0.1%
    TMX Group, Ltd.                             2,200      105,818       0.0%
    Toronto-Dominion Bank (The)(891160509)     27,618    1,360,463       0.1%
#   Toronto-Dominion Bank (The)(2897222)      301,119   14,820,169       0.5%
*   Tourmaline Oil Corp.                       25,046      898,460       0.0%
    TransAlta Corp.(89346D107)                 15,840      153,806       0.0%
#   TransAlta Corp.(2901628)                   84,100      817,831       0.0%
    TransCanada Corp.(89353D107)               14,710      725,056       0.0%
    TransCanada Corp.(2665184)                116,088    5,721,741       0.2%
    Trican Well Service, Ltd.                  25,700      230,309       0.0%
#   Trilogy Energy Corp.                       10,639      165,761       0.0%
*   Turquoise Hill Resources,
      Ltd.(900435108)                          68,462      229,348       0.0%
*   Turquoise Hill Resources,
      Ltd.(B7WJ1F5)                           137,337      460,613       0.0%
*   Valeant Pharmaceuticals
      International, Inc.(91911K102)           13,001    1,729,653       0.1%
*   Valeant Pharmaceuticals
      International, Inc.(B3XSX46)             56,882    7,560,378       0.3%
#   Veresen, Inc.                              37,288      585,267       0.0%
*   Vermilion Energy, Inc.(923725105)           2,640      148,474       0.0%
#   Vermilion Energy, Inc.(B607XS1)            20,827    1,181,931       0.0%
    West Fraser Timber Co., Ltd.               20,384    1,069,434       0.0%
    Westjet Airlines, Ltd.                      2,400       67,908       0.0%
    Westshore Terminals Investment Corp.        6,600      201,153       0.0%
#   Whitecap Resources, Inc.                   38,940      504,090       0.0%
    Yamana Gold, Inc.(98462Y100)               41,099      163,574       0.0%
#   Yamana Gold, Inc.(2219279)                155,692      620,253       0.0%
                                                      ------------       ---
TOTAL CANADA                                           306,760,021       9.8%
                                                      ------------       ---
CHINA -- (0.0%)
    Hopewell Highway Infrastructure, Ltd.       7,225        3,494       0.0%
                                                      ------------       ---
DENMARK -- (1.5%)
    AP Moeller - Maersk A.S. Class A              659    1,499,194       0.0%
    AP Moeller - Maersk A.S. Class B            1,434    3,346,348       0.1%
    Carlsberg A.S. Class B                     30,461    2,686,618       0.1%
    Chr Hansen Holding A.S.                    24,968    1,005,808       0.0%
    Coloplast A.S. Class B                     22,103    1,926,525       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
 DENMARK -- (Continued)
     Danske Bank A.S.                       139,218 $ 3,822,966       0.1%
     DSV A.S.                                57,650   1,725,532       0.1%
     GN Store Nord A.S.                      39,910     928,604       0.0%
     H Lundbeck A.S.                         13,909     294,945       0.0%
 *   Jyske Bank A.S.                         18,789   1,013,079       0.0%
     Novo Nordisk A.S. Class B              330,597  14,943,883       0.5%
     Novo Nordisk A.S. Sponsored ADR        116,555   5,265,955       0.2%
     Novozymes A.S. Class B                  60,183   2,786,875       0.1%
     Pandora A.S.                            28,594   2,410,802       0.1%
     Rockwool International A.S. Class B      1,012     147,327       0.0%
     TDC A.S.                               271,192   2,071,109       0.1%
 *   Topdanmark A.S.                         21,510     684,661       0.0%
     Tryg A.S.                                5,268     570,076       0.0%
 *   Vestas Wind Systems A.S.                45,586   1,521,431       0.1%
 *   William Demant Holding A.S.              4,846     367,286       0.0%
                                                    -----------       ---
 TOTAL DENMARK                                       49,019,024       1.6%
                                                    -----------       ---
 FINLAND -- (0.9%)
     Elisa Oyj                               27,937     767,438       0.0%
     Fortum Oyj                             197,898   4,589,608       0.2%
     Kesko Oyj Class B                       16,039     608,288       0.0%
 #   Kone Oyj Class B                        66,403   2,859,840       0.1%
     Metso Oyj                               29,981     979,544       0.0%
 #   Neste Oil Oyj                           54,862   1,183,891       0.0%
     Nokia Oyj                              566,548   4,734,015       0.2%
     Nokia Oyj Sponsored ADR                184,400   1,524,988       0.1%
     Nokian Renkaat Oyj                      27,548     778,244       0.0%
     Orion Oyj Class A                        3,180     106,848       0.0%
     Orion Oyj Class B                       19,609     666,933       0.0%
     Sampo Oyj Class A                       84,216   4,035,412       0.1%
     Stora Enso Oyj Class R                 240,622   1,987,082       0.1%
     Stora Enso Oyj Sponsored ADR            12,000      97,920       0.0%
     UPM-Kymmene Oyj                        157,023   2,490,780       0.1%
     UPM-Kymmene Oyj Sponsored ADR           13,000     205,920       0.0%
     Valmet OYJ                              27,047     286,207       0.0%
     Wartsila Oyj Abp                        43,690   2,025,809       0.1%
                                                    -----------       ---
 TOTAL FINLAND                                       29,928,767       1.0%
                                                    -----------       ---
 FRANCE -- (8.1%)
     Accor SA                                40,300   1,693,095       0.1%
     Aeroports de Paris                       5,523     653,725       0.0%
     Air Liquide SA                          71,013   8,572,390       0.3%
     Airbus Group NV                        132,245   7,895,167       0.3%
 *   Alcatel-Lucent                         469,735   1,435,171       0.1%
     Alcatel-Lucent Sponsored ADR           128,100     384,300       0.0%
 *   Alstom SA                               46,699   1,629,947       0.1%
 #   Arkema SA                               20,521   1,266,596       0.0%
     AtoS                                    27,980   1,933,649       0.1%
     AXA SA                                 311,949   7,205,561       0.2%
     AXA SA Sponsored ADR                    48,048   1,115,194       0.0%
     BioMerieux                               1,600     168,740       0.0%
     BNP Paribas SA                         203,287  12,774,973       0.4%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                              ------- ----------- ---------------
FRANCE -- (Continued)
#   Bollore SA(4572709)                         1,195 $   566,551       0.0%
*   Bollore SA(BQR9N80)                             5       2,287       0.0%
    Bouygues SA                                92,693   3,204,765       0.1%
    Bureau Veritas SA                          48,497   1,199,521       0.0%
    Cap Gemini SA                              37,081   2,439,786       0.1%
    Carrefour SA                              181,245   5,312,347       0.2%
    Casino Guichard Perrachon SA               26,406   2,707,495       0.1%
#*  CGG SA Sponsored ADR                       15,607      91,457       0.0%
#   Christian Dior SA                          11,233   1,987,702       0.1%
    Cie de St-Gobain                          132,579   5,698,888       0.2%
    Cie Generale des Etablissements Michelin   63,059   5,477,110       0.2%
    CNP Assurances                             58,352   1,090,900       0.0%
    Credit Agricole SA                        224,651   3,324,447       0.1%
    Danone SA                                 111,826   7,641,355       0.2%
    Danone SA Sponsored ADR                    12,058     164,833       0.0%
    Dassault Systemes                          22,340   1,416,600       0.0%
    Edenred                                    52,674   1,460,242       0.1%
    Eiffage SA                                 16,374     870,490       0.0%
    Electricite de France SA                   67,202   1,984,367       0.1%
*   Eramet                                        435      40,417       0.0%
    Essilor International SA                   41,327   4,563,408       0.2%
    Euler Hermes Group                          2,795     273,796       0.0%
    Eutelsat Communications SA                 34,414   1,115,662       0.0%
    Faurecia                                    7,146     231,474       0.0%
    GDF Suez(B3B9KQ2)                          11,445          14       0.0%
    GDF Suez(B0C2CQ3)                         405,920   9,855,705       0.3%
    Groupe Eurotunnel SA                      114,615   1,448,647       0.1%
*   Groupe Fnac                                 1,746      73,522       0.0%
    Iliad SA                                    4,457     974,503       0.0%
    Imerys SA                                  12,925     927,470       0.0%
#   Ingenico                                    9,652     961,564       0.0%
    Ipsen SA                                    2,070     101,750       0.0%
    JCDecaux SA                                18,625     618,179       0.0%
    Kering                                     18,495   3,569,253       0.1%
    L'Oreal SA                                 44,850   7,038,588       0.2%
    Lafarge SA                                 52,907   3,671,762       0.1%
    Lafarge SA Sponsored ADR                    1,800      31,410       0.0%
    Lagardere SCA                              26,506     645,059       0.0%
    Legrand SA                                 53,198   2,863,182       0.1%
    LVMH Moet Hennessy Louis Vuitton SA        54,589   9,266,153       0.3%
    Natixis SA                                266,974   1,837,709       0.1%
    Orange SA                                 462,290   7,359,828       0.2%
    Orange SA Sponsored ADR                    46,387     737,089       0.0%
    Pernod Ricard SA                           39,241   4,470,013       0.1%
*   Peugeot SA                                188,031   2,234,658       0.1%
    Publicis Groupe SA                         35,202   2,441,534       0.1%
#   Publicis Groupe SA ADR                      4,537      78,626       0.0%
#   Remy Cointreau SA                           3,979     283,175       0.0%
    Renault SA                                 64,124   4,769,945       0.2%
    Rexel SA                                   60,129   1,010,711       0.0%
    Safran SA                                  54,524   3,453,196       0.1%
    Sanofi                                    182,023  16,516,773       0.5%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
FRANCE -- (Continued)
    Sanofi ADR                              36,868 $  1,704,776       0.1%
    Schneider Electric SE(4834108)         100,220    7,895,943       0.3%
    Schneider Electric SE(B11BPS1)             935       73,587       0.0%
    SCOR SE                                 41,542    1,272,948       0.0%
    SEB SA                                   3,563      291,558       0.0%
    SES SA                                  69,104    2,385,585       0.1%
    Societe BIC SA                           5,723      713,918       0.0%
    Societe Generale SA                    150,386    7,247,256       0.2%
    Sodexo()                                16,625    1,598,980       0.1%
    Sodexo(7062713)                         18,969    1,829,996       0.1%
    STMicroelectronics NV                  182,024    1,215,872       0.0%
    Suez Environnement Co.                  71,410    1,203,064       0.0%
    Technip SA                              24,711    1,785,379       0.1%
    Technip SA ADR                          14,400      261,648       0.0%
    Thales SA                               26,476    1,314,798       0.0%
    Total SA                               344,554   20,570,996       0.7%
    Total SA Sponsored ADR                 157,489    9,432,016       0.3%
    Valeo SA                                17,062    1,913,173       0.1%
    Vallourec SA                            37,051    1,354,106       0.0%
    Veolia Environnement SA                 89,378    1,484,462       0.1%
#   Veolia Environnement SA ADR             17,086      277,989       0.0%
    Vicat                                    1,981      135,479       0.0%
    Vinci SA                               116,359    6,641,567       0.2%
    Vivendi SA                             247,477    6,045,675       0.2%
    Zodiac Aerospace                        35,814    1,092,784       0.0%
                                                   ------------       ---
TOTAL FRANCE                                        266,577,981       8.5%
                                                   ------------       ---
GERMANY -- (6.9%)
    Adidas AG                               39,942    2,910,413       0.1%
    Allianz SE                              62,165    9,885,610       0.3%
    Allianz SE ADR                         250,286    3,984,553       0.1%
    Axel Springer SE                        10,034      551,976       0.0%
    BASF SE                                181,171   16,008,296       0.5%
    BASF SE Sponsored ADR                    8,200      723,404       0.0%
    Bayer AG                               148,280   21,207,267       0.7%
    Bayer AG Sponsored ADR                  33,435    4,748,773       0.2%
    Bayerische Motoren Werke AG             82,514    8,848,612       0.3%
    Beiersdorf AG                           18,004    1,459,744       0.1%
    Bilfinger SE                             8,723      564,115       0.0%
    Brenntag AG                             33,594    1,630,034       0.1%
    Celesio AG                              17,682      583,361       0.0%
*   Commerzbank AG                         254,603    3,849,720       0.1%
    Continental AG                          23,911    4,709,648       0.2%
    Daimler AG                             228,081   17,783,242       0.6%
#   Deutsche Bank AG(D18190898)            179,270    5,614,736       0.2%
    Deutsche Bank AG(5750355)               43,898    1,372,751       0.0%
    Deutsche Boerse AG                      33,348    2,282,445       0.1%
#   Deutsche Lufthansa AG                  106,930    1,583,919       0.1%
    Deutsche Post AG                       210,266    6,621,233       0.2%
    Deutsche Telekom AG                    651,915    9,826,521       0.3%
    Deutsche Telekom AG Sponsored ADR       95,900    1,436,582       0.1%
    Deutsche Wohnen AG                      65,609    1,480,904       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
GERMANY -- (Continued)
    E.ON SE                                328,427 $  5,662,112       0.2%
#   E.ON SE Sponsored ADR                   53,950      925,243       0.0%
    Fielmann AG                              5,420      353,685       0.0%
    Fraport AG Frankfurt Airport
      Services Worldwide                     8,987      556,841       0.0%
    Fresenius Medical Care AG & Co. KGaA    44,121    3,238,380       0.1%
#   Fresenius Medical Care AG & Co.
      KGaA ADR                              14,200      519,862       0.0%
    Fresenius SE & Co. KGaA                139,650    7,185,832       0.2%
    Fuchs Petrolub SE                        6,553      241,161       0.0%
    GEA Group AG                            40,070    1,848,334       0.1%
    Hannover Rueck SE                       16,962    1,415,773       0.0%
    HeidelbergCement AG                     38,097    2,600,753       0.1%
    Henkel AG & Co. KGaA                    25,587    2,328,899       0.1%
    Hochtief AG                             10,911      807,400       0.0%
    Hugo Boss AG                             5,909      785,061       0.0%
    Infineon Technologies AG               268,107    2,612,090       0.1%
#   K+S AG                                  42,199    1,182,616       0.0%
    Lanxess AG                              31,166    1,623,323       0.1%
    Linde AG                                36,255    6,691,049       0.2%
    MAN SE                                   7,842      893,691       0.0%
    Merck KGaA                              40,496    3,665,873       0.1%
*   Metro AG                                47,126    1,502,304       0.1%
    MTU Aero Engines AG                      9,659      847,144       0.0%
    Muenchener
      Rueckversicherungs-Gesellschaft AG    36,954    7,275,791       0.2%
*   Osram Licht AG                          19,058      669,470       0.0%
    Puma SE                                    790      165,991       0.0%
*   QIAGEN NV                               51,277    1,205,083       0.0%
    Rhoen Klinikum AG                       14,963      445,522       0.0%
    RWE AG                                 194,239    6,891,943       0.2%
    SAP SE                                 139,819    9,526,626       0.3%
#   SAP SE Sponsored ADR                    21,919    1,493,341       0.1%
#*  SGL Carbon SE                              819       12,695       0.0%
    Siemens AG                             130,441   14,712,887       0.5%
*   Sky Deutschland AG                      77,105      650,957       0.0%
    Software AG                                943       23,749       0.0%
#   Suedzucker AG                           17,838      248,377       0.0%
    Symrise AG                              21,569    1,216,045       0.0%
*   Talanx AG                               11,574      373,493       0.0%
    Telefonica Deutschland Holding AG      119,000      585,585       0.0%
*   ThyssenKrupp AG                        102,814    2,477,980       0.1%
    United Internet AG                      28,463    1,116,273       0.0%
    Volkswagen AG                            7,777    1,658,587       0.1%
#   Wacker Chemie AG                         5,048      611,712       0.0%
                                                   ------------       ---
TOTAL GERMANY                                       228,517,392       7.3%
                                                   ------------       ---
HONG KONG -- (2.8%)
    AIA Group, Ltd.                      2,277,800   12,711,091       0.4%
#   ASM Pacific Technology, Ltd.            49,600      546,584       0.0%
    Bank of East Asia, Ltd.                346,401    1,442,134       0.1%
#   BOC Hong Kong Holdings, Ltd.           725,000    2,418,135       0.1%
#*  Brightoil Petroleum Holdings, Ltd.     333,000      105,591       0.0%
    Cathay Pacific Airways, Ltd.           433,000      813,274       0.0%
    Cheung Kong Holdings, Ltd.             281,600    5,009,940       0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
HONG KONG -- (Continued)
    Cheung Kong Infrastructure Holdings,
      Ltd.                                   140,000 $1,022,605       0.0%
#   Chow Tai Fook Jewellery Group, Ltd.      237,600    330,503       0.0%
    CLP Holdings, Ltd.                       347,400  2,989,261       0.1%
    Esprit Holdings, Ltd.                    486,920    609,952       0.0%
*   FIH Mobile, Ltd.                         627,000    334,036       0.0%
    First Pacific Co., Ltd.                  898,400    966,085       0.0%
    Galaxy Entertainment Group, Ltd.         470,000  3,216,845       0.1%
*   Global Brands Group Holding, Ltd.      1,312,000    289,074       0.0%
    Hang Lung Group, Ltd.                    228,000  1,147,082       0.0%
    Hang Lung Properties, Ltd.               576,000  1,798,692       0.1%
    Hang Seng Bank, Ltd.                     146,600  2,484,036       0.1%
    Henderson Land Development Co., Ltd.     299,406  2,022,719       0.1%
    Hong Kong & China Gas Co., Ltd.        1,215,151  2,837,604       0.1%
    Hong Kong Exchanges and Clearing, Ltd.   241,916  5,371,309       0.2%
    Hongkong & Shanghai Hotels (The)          94,525    149,687       0.0%
    Hopewell Holdings, Ltd.                  144,500    513,733       0.0%
    Hutchison Whampoa, Ltd.                  413,500  5,254,078       0.2%
    Hysan Development Co., Ltd.              141,638    648,101       0.0%
    Johnson Electric Holdings, Ltd.          111,125    376,192       0.0%
    Kerry Logistics Network, Ltd.             69,696    113,632       0.0%
    Kerry Properties, Ltd.                   289,893    996,324       0.0%
#   L'Occitane International SA              112,750    266,228       0.0%
    Li & Fung, Ltd.                        1,312,000  1,600,676       0.1%
    Lifestyle International Holdings, Ltd.    80,500    152,105       0.0%
    Melco Crown Entertainment, Ltd.            1,500     13,518       0.0%
    Melco Crown Entertainment, Ltd. ADR       34,736    942,735       0.0%
#   Melco International Development, Ltd.    179,000    486,483       0.0%
    MGM China Holdings, Ltd.                 194,000    623,670       0.0%
    MTR Corp., Ltd.                          326,436  1,331,037       0.1%
    New World Development Co., Ltd.        2,152,587  2,711,373       0.1%
    NWS Holdings, Ltd.                       318,432    592,800       0.0%
    Orient Overseas International, Ltd.       63,000    357,301       0.0%
    PCCW, Ltd.                             1,313,712    836,843       0.0%
    Power Assets Holdings, Ltd.              237,707  2,298,212       0.1%
#   Prada SpA                                106,600    656,244       0.0%
    Samsonite International SA               361,500  1,201,165       0.0%
    Sands China, Ltd.                        508,800  3,176,725       0.1%
    Shangri-La Asia, Ltd.                    355,655    517,330       0.0%
    Sino Land Co., Ltd.                      785,568  1,304,524       0.1%
    SJM Holdings, Ltd.                       397,000    837,047       0.0%
    Sun Hung Kai Properties, Ltd.            328,108  4,908,437       0.2%
    Swire Pacific, Ltd. Class A              178,000  2,337,042       0.1%
    Swire Pacific, Ltd. Class B              150,000    364,079       0.0%
    Swire Properties, Ltd.                   195,600    626,763       0.0%
    Techtronic Industries Co., Ltd.          329,500  1,033,660       0.0%
    Television Broadcasts, Ltd.               52,000    283,700       0.0%
#   VTech Holdings, Ltd.                      24,800    309,923       0.0%
    Wharf Holdings, Ltd. (The)               311,609  2,310,732       0.1%
    Wheelock & Co., Ltd.                     264,000  1,275,918       0.1%
#   Wynn Macau, Ltd.                         328,000  1,183,638       0.0%
    Xinyi Glass Holdings, Ltd.               396,000    232,953       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
 HONG KONG -- (Continued)
     Yue Yuen Industrial Holdings, Ltd.     244,500 $   823,939       0.0%
                                                    -----------       ---
 TOTAL HONG KONG                                     92,115,099       2.9%
                                                    -----------       ---
 IRELAND -- (0.3%)
 *   Bank of Ireland                      4,652,578   1,831,509       0.1%
 #*  Bank of Ireland Sponsored ADR           17,922     286,573       0.0%
     CRH P.L.C.                              70,049   1,556,088       0.1%
 #   CRH P.L.C. Sponsored ADR                94,840   2,125,364       0.1%
     Dragon Oil P.L.C.                       43,868     379,176       0.0%
     Glanbia P.L.C.                           2,435      34,397       0.0%
     Kerry Group P.L.C. Class A(4519579)     18,224   1,237,896       0.0%
     Kerry Group P.L.C. Class A(0490656)     18,318   1,247,488       0.0%
     Paddy Power P.L.C.                       1,180      86,124       0.0%
 *   Ryanair Holdings P.L.C.                 33,520     319,687       0.0%
     Smurfit Kappa Group P.L.C.              87,017   1,797,922       0.1%
                                                    -----------       ---
 TOTAL IRELAND                                       10,902,224       0.4%
                                                    -----------       ---
 ISRAEL -- (0.5%)
     Azrieli Group                            7,492     242,163       0.0%
     Bank Hapoalim BM                       301,278   1,550,936       0.1%
 *   Bank Leumi Le-Israel BM                394,145   1,408,516       0.1%
     Bezeq The Israeli Telecommunication
       Corp., Ltd.                          488,622     835,116       0.0%
     Cellcom Israel, Ltd.                     2,105      21,634       0.0%
     Delek Group, Ltd.                        1,037     358,439       0.0%
     Elbit Systems, Ltd.(6308913)             7,453     453,329       0.0%
     Elbit Systems, Ltd.(M3760D101)             193      11,700       0.0%
     First International Bank Of Israel,
       Ltd.                                   2,402      33,827       0.0%
     Israel Chemicals, Ltd.                  90,160     607,847       0.0%
 *   Israel Discount Bank, Ltd. Class A     232,291     374,643       0.0%
     Migdal Insurance & Financial
       Holding, Ltd.                         85,601     116,873       0.0%
 *   Mizrahi Tefahot Bank, Ltd.              32,493     359,698       0.0%
     NICE Systems, Ltd. Sponsored ADR        11,926     485,150       0.0%
     Osem Investments, Ltd.                   9,419     181,179       0.0%
 *   Partner Communications Co., Ltd.         8,183      54,747       0.0%
 *   Partner Communications Co., Ltd. ADR     3,525      22,948       0.0%
     Paz Oil Co., Ltd.                           85      12,013       0.0%
     Strauss Group, Ltd.                      6,801     110,564       0.0%
     Teva Pharmaceutical Industries, Ltd.     6,037     340,773       0.0%
     Teva Pharmaceutical Industries,
       Ltd. Sponsored ADR                   157,023   8,867,089       0.3%
                                                    -----------       ---
 TOTAL ISRAEL                                        16,449,184       0.5%
                                                    -----------       ---
 ITALY -- (2.0%)
     Assicurazioni Generali SpA             222,046   4,556,480       0.1%
     Atlantia SpA                            89,414   2,111,708       0.1%
 #*  Banca Carige SpA                       534,438      44,854       0.0%
 #*  Banca Monte dei Paschi di Siena SpA    503,756     385,429       0.0%
 *   Banca Popolare dell'Emilia Romagna
       SC                                     7,289      55,620       0.0%
 #*  Banco Popolare SC                       98,647   1,432,974       0.1%
     CNH Industrial NV                      205,150   1,674,102       0.1%
     Davide Campari-Milano SpA               51,808     372,581       0.0%
     Enel Green Power SpA                   435,451   1,070,458       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                         --------- ----------- ---------------
 ITALY -- (Continued)
     Enel SpA                            1,243,206 $ 6,352,682       0.2%
     Eni SpA                               426,069   9,077,355       0.3%
     Eni SpA Sponsored ADR                  69,229   2,942,233       0.1%
 *   Finmeccanica SpA                      102,014     921,840       0.0%
     GTECH SpA                               9,353     217,990       0.0%
     Intesa Sanpaolo SpA                 2,264,418   6,656,842       0.2%
     Intesa Sanpaolo SpA Sponsored ADR       9,000     158,040       0.0%
     Luxottica Group SpA                    35,109   1,790,829       0.1%
     Luxottica Group SpA Sponsored ADR         875      44,450       0.0%
 *   Mediaset SpA                          139,616     467,700       0.0%
 *   Mediobanca SpA                        170,811   1,507,603       0.1%
 #   Mediolanum SpA                         62,837     423,653       0.0%
     Parmalat SpA                           80,329     241,494       0.0%
     Pirelli & C. SpA                       58,843     789,069       0.0%
     Prysmian SpA                           33,580     581,981       0.0%
 *   Saipem SpA                             57,784     904,605       0.0%
     Salvatore Ferragamo SpA                 9,142     216,301       0.0%
     Snam SpA                              335,386   1,813,594       0.1%
 #*  Telecom Italia SpA                  3,355,984   3,803,274       0.1%
 *   Telecom Italia SpA Sponsored ADR       80,065     904,735       0.0%
     Tenaris SA                             21,859     432,253       0.0%
     Tenaris SA ADR                         37,841   1,500,017       0.1%
     Terna Rete Elettrica Nazionale SpA    366,068   1,845,602       0.1%
 #   Tod's SpA                               2,308     212,938       0.0%
     UniCredit SpA                         917,593   6,645,870       0.2%
     Unione di Banche Italiane SCPA        248,727   1,953,376       0.1%
     UnipolSai SpA                         243,533     654,796       0.0%
                                                   -----------       ---
 TOTAL ITALY                                        64,765,328       2.1%
                                                   -----------       ---
 JAPAN -- (18.6%)
     77 Bank, Ltd. (The)                    81,000     452,207       0.0%
     ABC-Mart, Inc.                          6,600     380,560       0.0%
 #   Advantest Corp.                        18,340     213,856       0.0%
     Advantest Corp. ADR                    10,000     117,100       0.0%
 #   Aeon Co., Ltd.                        361,400   3,575,994       0.1%
     Aeon Mall Co., Ltd.                     9,548     175,261       0.0%
     Air Water, Inc.                        44,000     701,373       0.0%
     Aisin Seiki Co., Ltd.                  74,100   2,468,179       0.1%
     Ajinomoto Co., Inc.                   118,000   2,227,916       0.1%
     Alfresa Holdings Corp.                 34,800     441,609       0.0%
     Alps Electric Co., Ltd.                63,000   1,072,334       0.0%
     Amada Co., Ltd.                        97,000     847,152       0.0%
 #   ANA Holdings, Inc.                    257,000     595,895       0.0%
     Anritsu Corp.                          24,000     185,816       0.0%
     Aoyama Trading Co., Ltd.                6,300     149,845       0.0%
     Aozora Bank, Ltd.                     212,000     745,160       0.0%
     Asahi Glass Co., Ltd.                 302,000   1,571,814       0.1%
     Asahi Group Holdings, Ltd.             76,000   2,357,433       0.1%
     Asahi Kasei Corp.                     393,000   3,225,041       0.1%
     Asics Corp.                            37,300     873,451       0.0%
     Astellas Pharma, Inc.                 405,275   6,290,066       0.2%
     Autobacs Seven Co., Ltd.                9,900     145,231       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Awa Bank, Ltd. (The)                      29,000 $  173,902       0.0%
    Azbil Corp.                               10,400    250,801       0.0%
    Bandai Namco Holdings, Inc.               43,400  1,077,090       0.1%
    Bank of Kyoto, Ltd. (The)                105,000    909,882       0.0%
    Bank of Yokohama, Ltd. (The)             301,000  1,739,551       0.1%
    Benesse Holdings, Inc.                    16,900    533,267       0.0%
    Bridgestone Corp.                        143,700  4,802,128       0.2%
    Brother Industries, Ltd.                  57,400  1,021,981       0.0%
    Calbee, Inc.                              14,700    514,858       0.0%
    Calsonic Kansei Corp.                     43,000    238,067       0.0%
    Canon Marketing Japan, Inc.               14,800    302,574       0.0%
    Canon, Inc.                              160,100  4,911,893       0.2%
#   Canon, Inc. Sponsored ADR                 68,804  2,134,300       0.1%
#   Casio Computer Co., Ltd.                  46,400    739,873       0.0%
    Central Japan Railway Co.                 25,600  3,818,212       0.1%
    Century Tokyo Leasing Corp.               16,700    437,322       0.0%
    Chiba Bank, Ltd. (The)                   213,000  1,512,940       0.1%
#   Chiyoda Corp.                             28,000    288,451       0.0%
*   Chubu Electric Power Co., Inc.           118,200  1,418,350       0.1%
    Chugai Pharmaceutical Co., Ltd.           43,400  1,356,803       0.1%
    Chugoku Bank, Ltd. (The)                  45,000    665,125       0.0%
    Chugoku Electric Power Co., Inc. (The)    51,000    672,579       0.0%
    Citizen Holdings Co., Ltd.                93,900    616,860       0.0%
    Coca-Cola East Japan Co., Ltd.            15,500    278,892       0.0%
    Coca-Cola West Co., Ltd.                  14,900    212,702       0.0%
#*  COLOPL, Inc.                               8,700    281,798       0.0%
    COMSYS Holdings Corp.                     24,700    440,959       0.0%
    Cosmo Oil Co., Ltd.                      128,000    199,447       0.0%
#   Cosmos Pharmaceutical Corp.                1,700    243,064       0.0%
    Credit Saison Co., Ltd.                   32,000    675,531       0.0%
    Dai Nippon Printing Co., Ltd.            152,000  1,498,232       0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)  177,200  2,681,691       0.1%
    Daicel Corp.                              98,000  1,129,691       0.1%
#   Daido Steel Co., Ltd.                     82,000    314,572       0.0%
#   Daihatsu Motor Co., Ltd.                  75,600  1,072,988       0.0%
    Daiichi Sankyo Co., Ltd.                 139,646  2,100,531       0.1%
    Daiichikosho Co., Ltd.                     8,200    206,939       0.0%
    Daikin Industries, Ltd.                   47,100  2,944,131       0.1%
    Daikyo, Inc.                              98,000    184,239       0.0%
    Daito Trust Construction Co., Ltd.        17,100  2,130,673       0.1%
    Daiwa House Industry Co., Ltd.           119,000  2,251,431       0.1%
    Daiwa Securities Group, Inc.             326,000  2,576,364       0.1%
#   Dena Co., Ltd.                            41,500    536,269       0.0%
    Denki Kagaku Kogyo K.K.                  113,000    369,114       0.0%
    Denso Corp.                               88,800  4,070,025       0.1%
    Dentsu, Inc.                              40,100  1,490,898       0.1%
    DIC Corp.                                300,000    614,847       0.0%
#   Disco Corp.                                5,700    389,077       0.0%
    DMG Mori Seiki Co., Ltd.                  18,200    214,352       0.0%
    Don Quijote Holdings Co., Ltd.            12,400    742,957       0.0%
    Dowa Holdings Co., Ltd.                   94,200    793,222       0.0%
    East Japan Railway Co.                    58,500  4,569,039       0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
 JAPAN -- (Continued)
     Ebara Corp.                            125,000 $  686,806       0.0%
     Eisai Co., Ltd.                         48,900  1,912,439       0.1%
     Electric Power Development Co., Ltd.    18,300    639,972       0.0%
     Exedy Corp.                              5,600    141,553       0.0%
     Ezaki Glico Co., Ltd.                    4,500    145,671       0.0%
 #   FamilyMart Co., Ltd.                    16,300    654,494       0.0%
     FANUC Corp.                             35,700  6,291,617       0.2%
     Fast Retailing Co., Ltd.                11,300  4,200,857       0.2%
 #   FP Corp.                                 3,400     97,991       0.0%
     Fuji Electric Co., Ltd.                167,000    733,709       0.0%
     Fuji Heavy Industries, Ltd.            125,086  4,163,256       0.1%
     Fuji Media Holdings, Inc.               15,800    218,005       0.0%
     FUJIFILM Holdings Corp.                 96,300  3,232,655       0.1%
     Fujitsu, Ltd.                          385,440  2,343,268       0.1%
     Fukuoka Financial Group, Inc.          190,000    972,239       0.0%
 #   Fukuyama Transporting Co., Ltd.         29,000    145,537       0.0%
     Furukawa Electric Co., Ltd.            127,000    224,143       0.0%
     Glory, Ltd.                             14,900    383,965       0.0%
 #   Gree, Inc.                              27,200    194,795       0.0%
     GS Yuasa Corp.                         102,000    509,249       0.0%
 #   GungHo Online Entertainment, Inc.       77,200    311,162       0.0%
     Gunma Bank, Ltd. (The)                  90,000    561,643       0.0%
     H2O Retailing Corp.                     22,500    374,224       0.0%
     Hachijuni Bank, Ltd. (The)             103,000    630,650       0.0%
     Hakuhodo DY Holdings, Inc.              47,200    466,785       0.0%
     Hamamatsu Photonics K.K.                16,700    758,686       0.0%
     Hankyu Hanshin Holdings, Inc.          344,000  2,022,572       0.1%
     Haseko Corp.                            87,800    643,567       0.0%
     Heiwa Corp.                             13,100    268,240       0.0%
     Hikari Tsushin, Inc.                     3,800    252,074       0.0%
     Hino Motors, Ltd.                       52,000    760,920       0.0%
     Hiroshima Bank, Ltd. (The)             138,000    689,914       0.0%
 #   HIS Co., Ltd.                            4,700    122,096       0.0%
     Hisamitsu Pharmaceutical Co., Inc.      11,500    387,104       0.0%
     Hitachi Capital Corp.                   20,000    494,352       0.0%
     Hitachi Chemical Co., Ltd.              25,900    456,500       0.0%
 #   Hitachi Construction Machinery Co.,
       Ltd.                                  34,000    695,449       0.0%
     Hitachi High-Technologies Corp.         13,265    405,239       0.0%
     Hitachi Metals, Ltd.                    42,000    709,078       0.0%
     Hitachi Transport System, Ltd.           8,415    111,361       0.0%
     Hitachi, Ltd.                          742,000  5,830,243       0.2%
     Hitachi, Ltd. ADR                       34,892  2,777,403       0.1%
 *   Hokkaido Electric Power Co., Inc.       33,900    284,602       0.0%
     Hokuhoku Financial Group, Inc.         267,000    536,371       0.0%
     Hokuriku Electric Power Co.             36,600    494,111       0.0%
     Honda Motor Co., Ltd.                  201,877  6,453,852       0.2%
     Honda Motor Co., Ltd. Sponsored ADR    132,783  4,264,990       0.2%
     Horiba, Ltd.                             3,800    137,475       0.0%
     Hoshizaki Electric Co., Ltd.             6,500    314,845       0.0%
     House Foods Group, Inc.                 16,300    278,930       0.0%
     Hoya Corp.                              83,200  2,944,185       0.1%
     Ibiden Co., Ltd.                        36,200    544,157       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
JAPAN -- (Continued)
    Idemitsu Kosan Co., Ltd.                  40,500 $  783,255       0.0%
    IHI Corp.                                301,000  1,451,010       0.1%
    Iida Group Holdings Co., Ltd.             32,500    361,145       0.0%
    Inpex Corp.                              160,800  2,056,703       0.1%
    Isetan Mitsukoshi Holdings, Ltd.          88,080  1,199,127       0.1%
    Isuzu Motors, Ltd.                       157,900  2,060,180       0.1%
#   Ito En, Ltd.                              16,500    328,136       0.0%
    ITOCHU Corp.                             307,500  3,717,226       0.1%
    Itochu Techno-Solutions Corp.              5,900    234,576       0.0%
#   Iwatani Corp.                              7,000     47,860       0.0%
    Iyo Bank, Ltd. (The)                      61,000    651,383       0.0%
    Izumi Co., Ltd.                           12,800    411,821       0.0%
    J Front Retailing Co., Ltd.               69,600    926,365       0.0%
    Japan Airlines Co., Ltd.                  14,200    381,299       0.0%
    Japan Airport Terminal Co., Ltd.           5,800    228,828       0.0%
    Japan Aviation Electronics Industry,
      Ltd.                                     7,000    138,690       0.0%
    Japan Exchange Group, Inc.                56,100  1,391,620       0.1%
#   Japan Steel Works, Ltd. (The)             76,000    271,854       0.0%
    Japan Tobacco, Inc.                      216,900  7,400,419       0.3%
    JFE Holdings, Inc.                       106,400  2,110,972       0.1%
    JGC Corp.                                 36,000    925,192       0.0%
#   Joyo Bank, Ltd. (The)                    160,000    856,745       0.0%
    JSR Corp.                                 36,100    650,098       0.0%
    JTEKT Corp.                               63,260  1,017,422       0.0%
    JX Holdings, Inc.                        563,570  2,414,136       0.1%
    K's Holdings Corp.                        10,139    280,012       0.0%
#   Kagome Co., Ltd.                          17,600    285,535       0.0%
    Kagoshima Bank, Ltd. (The)                13,000     84,307       0.0%
    Kajima Corp.                             173,000    769,773       0.0%
    Kakaku.com, Inc.                          30,400    413,911       0.0%
    Kaken Pharmaceutical Co., Ltd.            13,000    325,702       0.0%
    Kamigumi Co., Ltd.                        67,000    646,004       0.0%
    Kaneka Corp.                              89,000    488,996       0.0%
*   Kansai Electric Power Co., Inc. (The)    113,400  1,119,883       0.1%
    Kansai Paint Co., Ltd.                    40,000    611,462       0.0%
    Kao Corp.                                 99,900  3,895,508       0.1%
    Kawasaki Heavy Industries, Ltd.          382,000  1,500,454       0.1%
    Kawasaki Kisen Kaisha, Ltd.              288,000    656,175       0.0%
    KDDI Corp.                               125,900  8,267,783       0.3%
#   Keihan Electric Railway Co., Ltd.        141,000    691,065       0.0%
    Keikyu Corp.                              80,000    665,593       0.0%
    Keio Corp.                                97,000    736,786       0.0%
    Keisei Electric Railway Co., Ltd.         67,000    787,487       0.0%
    Keiyo Bank, Ltd. (The)                    43,000    224,813       0.0%
    Kewpie Corp.                              21,800    376,808       0.0%
    Keyence Corp.                              8,651  4,192,118       0.1%
#   Kikkoman Corp.                            32,000    736,039       0.0%
    Kinden Corp.                              35,000    358,646       0.0%
    Kintetsu Corp.                           291,280  1,013,244       0.0%
    Kirin Holdings Co., Ltd.                 171,000  2,216,981       0.1%
#   Kobayashi Pharmaceutical Co., Ltd.         5,300    327,151       0.0%
    Kobe Steel, Ltd.                       1,710,000  2,716,929       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
JAPAN -- (Continued)
    Koito Manufacturing Co., Ltd.             22,700 $  684,003       0.0%
    Komatsu, Ltd.                            185,300  4,374,812       0.2%
    Komeri Co., Ltd.                           5,000    112,398       0.0%
    Konami Corp.                              20,500    411,604       0.0%
    Konami Corp. ADR                           3,500     70,455       0.0%
    Konica Minolta, Inc.                     155,900  1,741,986       0.1%
    Kose Corp.                                 6,390    261,142       0.0%
    Kubota Corp.                             176,000  2,801,569       0.1%
    Kubota Corp. Sponsored ADR                 8,151    655,177       0.0%
    Kuraray Co., Ltd.                         75,000    871,130       0.0%
    Kurita Water Industries, Ltd.             27,000    582,641       0.0%
    Kyocera Corp.                             42,800  1,972,713       0.1%
    Kyocera Corp. Sponsored ADR               21,658  1,004,715       0.0%
    KYORIN Holdings, Inc.                      5,400    113,766       0.0%
    Kyowa Hakko Kirin Co., Ltd.               53,000    618,157       0.0%
*   Kyushu Electric Power Co., Inc.           63,200    685,698       0.0%
    Lawson, Inc.                              15,300  1,037,911       0.0%
    Lintec Corp.                               7,200    150,325       0.0%
    Lion Corp.                                47,000    265,544       0.0%
    LIXIL Group Corp.                         61,440  1,347,402       0.1%
    M3, Inc.                                  35,300    589,103       0.0%
    Maeda Road Construction Co., Ltd.          9,000    138,730       0.0%
    Makita Corp.                              20,200  1,131,182       0.1%
    Makita Corp. Sponsored ADR                 1,630     90,628       0.0%
    Marubeni Corp.                           401,600  2,582,066       0.1%
#   Marui Group Co., Ltd.                     58,400    493,551       0.0%
#   Matsui Securities Co., Ltd.               34,300    329,108       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.        5,200    151,227       0.0%
    Mazda Motor Corp.                        116,299  2,747,772       0.1%
#   McDonald's Holdings Co. Japan, Ltd.       12,400    302,652       0.0%
    Medipal Holdings Corp.                    27,200    301,490       0.0%
    Meiji Holdings Co., Ltd.                  15,356  1,288,408       0.1%
    Minebea Co., Ltd.                         74,000  1,013,980       0.0%
    Miraca Holdings, Inc.                     15,000    629,692       0.0%
    MISUMI Group, Inc.                        18,400    580,591       0.0%
    Mitsubishi Chemical Holdings Corp.       734,690  3,618,999       0.1%
#   Mitsubishi Corp.                         290,000  5,686,421       0.2%
    Mitsubishi Electric Corp.                361,000  4,654,658       0.2%
    Mitsubishi Estate Co., Ltd.              237,000  6,037,516       0.2%
    Mitsubishi Gas Chemical Co., Inc.         91,000    544,469       0.0%
    Mitsubishi Heavy Industries, Ltd.        591,000  3,686,679       0.1%
    Mitsubishi Logistics Corp.                26,000    396,018       0.0%
    Mitsubishi Materials Corp.               521,000  1,630,683       0.1%
    Mitsubishi Motors Corp.                  185,699  1,910,693       0.1%
    Mitsubishi Shokuhin Co., Ltd.              1,100     24,778       0.0%
    Mitsubishi Tanabe Pharma Corp.            40,400    614,370       0.0%
    Mitsubishi UFJ Financial Group, Inc.   1,164,572  6,788,539       0.2%
    Mitsubishi UFJ Financial Group, Inc.
      ADR                                  1,455,897  8,560,674       0.3%
    Mitsui & Co., Ltd.                       310,100  4,682,219       0.2%
    Mitsui & Co., Ltd. Sponsored ADR           2,559    781,263       0.0%
*   Mitsui Chemicals, Inc.                   247,000    715,484       0.0%
    Mitsui Engineering & Shipbuilding
      Co., Ltd.                              114,000    247,832       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                            --------- ---------- ---------------
JAPAN -- (Continued)
    Mitsui Fudosan Co., Ltd.                  157,000 $5,050,128       0.2%
    Mitsui Mining & Smelting Co., Ltd.        148,000    392,581       0.0%
    Mitsui OSK Lines, Ltd.                    363,000  1,146,846       0.1%
    Mizuho Financial Group, Inc.            4,096,505  7,465,125       0.3%
    Mizuho Financial Group, Inc. ADR          312,894  1,157,708       0.1%
    Mochida Pharmaceutical Co., Ltd.            1,600    100,053       0.0%
    MS&AD Insurance Group Holdings, Inc.       98,095  2,120,496       0.1%
    Murata Manufacturing Co., Ltd.             39,600  4,449,473       0.2%
#   Nabtesco Corp.                             29,000    701,814       0.0%
    Nagase & Co., Ltd.                         27,100    351,020       0.0%
    Nagoya Railroad Co., Ltd.                 121,000    517,386       0.0%
#   Nankai Electric Railway Co., Ltd.         110,000    520,494       0.0%
    Nanto Bank, Ltd. (The)                      2,000      8,029       0.0%
    NEC Corp.                                 988,546  3,495,869       0.1%
    Nexon Co., Ltd.                            20,400    179,769       0.0%
    NGK Insulators, Ltd.                       55,000  1,184,591       0.1%
    NGK Spark Plug Co., Ltd.                   34,000    886,737       0.0%
    NH Foods, Ltd.                             43,000    991,567       0.0%
    NHK Spring Co., Ltd.                       52,700    482,328       0.0%
    Nichirei Corp.                             34,000    144,709       0.0%
#   Nidec Corp.                                23,200  1,532,885       0.1%
    Nidec Corp. ADR                            53,108    885,310       0.0%
    Nifco, Inc.                                 2,700     85,554       0.0%
    Nihon Kohden Corp.                          5,400    276,085       0.0%
#   Nikon Corp.                                75,700  1,037,216       0.0%
    Nintendo Co., Ltd.                         17,600  1,896,892       0.1%
    Nippo Corp.                                15,000    274,180       0.0%
    Nippon Electric Glass Co., Ltd.            97,500    453,379       0.0%
    Nippon Express Co., Ltd.                  284,000  1,249,305       0.1%
    Nippon Kayaku Co., Ltd.                    33,000    433,919       0.0%
#   Nippon Paint Holdings Co., Ltd.            28,000    635,805       0.0%
#   Nippon Paper Industries Co., Ltd.          28,300    416,493       0.0%
    Nippon Shinyaku Co., Ltd.                   7,000    201,477       0.0%
    Nippon Shokubai Co., Ltd.                  38,000    455,488       0.0%
    Nippon Steel & Sumitomo Metal Corp.     1,455,420  3,840,626       0.1%
    Nippon Telegraph & Telephone Corp.         60,400  3,758,017       0.1%
    Nippon Telegraph & Telephone Corp. ADR     12,525    394,287       0.0%
    Nippon Television Holdings, Inc.           12,900    196,057       0.0%
#   Nippon Yusen K.K.                         544,000  1,410,352       0.1%
#   Nipro Corp.                                26,900    221,629       0.0%
    Nishi-Nippon City Bank, Ltd. (The)        179,000    490,678       0.0%
    Nishi-Nippon Railroad Co., Ltd.            41,000    163,365       0.0%
    Nissan Chemical Industries, Ltd.           35,600    660,054       0.0%
    Nissan Motor Co., Ltd.                    616,700  5,625,352       0.2%
    Nissan Shatai Co., Ltd.                    22,000    302,734       0.0%
    Nisshin Seifun Group, Inc.                 68,970    697,426       0.0%
#   Nisshin Steel Co., Ltd.                    11,700    109,243       0.0%
    Nisshinbo Holdings, Inc.                   29,000    239,495       0.0%
    Nissin Foods Holdings Co., Ltd.            10,000    527,049       0.0%
    Nitori Holdings Co., Ltd.                  12,900    817,545       0.0%
#   Nitto Denko Corp.                          37,500  2,028,151       0.1%
    NOK Corp.                                  20,980    531,517       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
   JAPAN -- (Continued)
       Nomura Holdings, Inc.              378,900 $2,366,756       0.1%
       Nomura Holdings, Inc. ADR          354,797  2,252,961       0.1%
       Nomura Real Estate Holdings, Inc.   37,700    666,305       0.0%
       Nomura Research Institute, Ltd.     25,900    854,280       0.0%
       NSK, Ltd.                           97,000  1,270,514       0.1%
       NTN Corp.                          164,000    709,098       0.0%
       NTT Data Corp.                      36,800  1,438,562       0.1%
       NTT DOCOMO, Inc.                   279,928  4,721,233       0.2%
   #   NTT DOCOMO, Inc. Sponsored ADR      51,866    874,979       0.0%
   #   NTT Urban Development Corp.         27,400    310,114       0.0%
       Obayashi Corp.                     121,000    830,381       0.0%
       Obic Co., Ltd.                      14,300    510,496       0.0%
       Odakyu Electric Railway Co., Ltd.  107,000  1,004,226       0.0%
       Oji Holdings Corp.                 330,000  1,193,129       0.1%
       OKUMA Corp.                         27,000    193,862       0.0%
   *   Olympus Corp.                       48,600  1,744,987       0.1%
       Omron Corp.                         45,500  2,153,727       0.1%
       Oracle Corp. Japan                   9,600    371,648       0.0%
       Oriental Land Co., Ltd.             10,300  2,202,543       0.1%
       Osaka Gas Co., Ltd.                295,000  1,176,705       0.1%
       OSG Corp.                            9,900    161,431       0.0%
       Otsuka Corp.                        11,800    438,762       0.0%
       Otsuka Holdings Co., Ltd.           54,500  1,911,753       0.1%
       Panasonic Corp.                    374,589  4,506,772       0.2%
       Panasonic Corp. Sponsored ADR      108,991  1,323,151       0.1%
       Park24 Co., Ltd.                    18,900    285,990       0.0%
       Pigeon Corp.                         7,800    486,231       0.0%
   #   Pola Orbis Holdings, Inc.            5,200    213,552       0.0%
       Rakuten, Inc.                      186,100  2,098,551       0.1%
       Resona Holdings, Inc.              481,800  2,755,793       0.1%
       Resorttrust, Inc.                   15,100    364,042       0.0%
       Ricoh Co., Ltd.                    233,600  2,412,469       0.1%
       Rinnai Corp.                         5,500    488,548       0.0%
       Rohm Co., Ltd.                      17,900  1,089,587       0.1%
       Rohto Pharmaceutical Co., Ltd.      18,500    268,356       0.0%
       Ryohin Keikaku Co., Ltd.             3,500    472,609       0.0%
       Sankyo Co., Ltd.                    13,000    473,083       0.0%
       Sankyu, Inc.                         7,000     32,363       0.0%
   #   Sanrio Co., Ltd.                     9,900    286,233       0.0%
       Santen Pharmaceutical Co., Ltd.     10,100    602,834       0.0%
       Sanwa Holdings Corp.                42,000    291,229       0.0%
       Sapporo Holdings, Ltd.              31,000    134,162       0.0%
       Sawai Pharmaceutical Co., Ltd.       8,200    488,533       0.0%
       SBI Holdings, Inc.                  77,350    891,965       0.0%
       SCSK Corp.                           7,500    201,625       0.0%
       Secom Co., Ltd.                     39,000  2,403,376       0.1%
       Sega Sammy Holdings, Inc.           41,648    661,600       0.0%
       Seiko Epson Corp.                   27,400  1,271,489       0.1%
       Seino Holdings Co., Ltd.            35,000    274,428       0.0%
       Sekisui Chemical Co., Ltd.         145,000  1,807,188       0.1%
       Sekisui House, Ltd.                188,460  2,343,479       0.1%
       Seven & I Holdings Co., Ltd.       142,976  5,584,085       0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
 JAPAN -- (Continued)
 #   Seven Bank, Ltd.                       122,700 $   512,444       0.0%
 #*  Sharp Corp.                            385,000     969,607       0.0%
     Shiga Bank, Ltd. (The)                  47,000     263,235       0.0%
 *   Shikoku Electric Power Co., Inc.        39,500     542,050       0.0%
     Shimadzu Corp.                          55,000     478,572       0.0%
     Shimamura Co., Ltd.                      5,800     510,128       0.0%
     Shimano, Inc.                           13,800   1,829,954       0.1%
     Shimizu Corp.                          118,000     870,806       0.0%
     Shin-Etsu Chemical Co., Ltd.            80,800   5,186,439       0.2%
 #   Shinsei Bank, Ltd.                     432,000     970,865       0.0%
     Shionogi & Co., Ltd.                    59,900   1,567,089       0.1%
 #   Shiseido Co., Ltd.                      74,900   1,242,902       0.1%
     Shizuoka Bank, Ltd. (The)              141,000   1,456,920       0.1%
     Showa Denko K.K.                       648,000     857,520       0.0%
 #   Showa Shell Sekiyu K.K.                 64,300     551,714       0.0%
     SKY Perfect JSAT Holdings, Inc.         50,100     307,554       0.0%
     SMC Corp.                                9,900   2,807,970       0.1%
     Softbank Corp.                         209,500  15,251,477       0.5%
     Sohgo Security Services Co., Ltd.       10,300     240,871       0.0%
     Sojitz Corp.                           317,800     473,720       0.0%
     Sompo Japan Nipponkoa Holdings, Inc.    82,950   2,088,730       0.1%
     Sony Corp.                             162,300   3,204,340       0.1%
     Sony Corp. Sponsored ADR                74,848   1,483,487       0.1%
     Sony Financial Holdings, Inc.           38,200     609,851       0.0%
     Sotetsu Holdings, Inc.                  83,000     311,823       0.0%
     Square Enix Holdings Co., Ltd.          20,200     415,722       0.0%
     Stanley Electric Co., Ltd.              36,700     746,133       0.0%
     Start Today Co., Ltd.                   10,500     227,190       0.0%
     Sugi Holdings Co., Ltd.                  7,100     310,080       0.0%
 #   Sumco Corp.                             32,100     431,717       0.0%
     Sumitomo Chemical Co., Ltd.            812,000   2,785,514       0.1%
     Sumitomo Corp.                         235,900   2,516,986       0.1%
 #   Sumitomo Dainippon Pharma Co., Ltd.     46,700     550,870       0.0%
     Sumitomo Electric Industries, Ltd.     176,200   2,408,406       0.1%
     Sumitomo Forestry Co., Ltd.             35,800     376,186       0.0%
     Sumitomo Heavy Industries, Ltd.        133,000     729,163       0.0%
     Sumitomo Metal Mining Co., Ltd.        139,000   1,928,279       0.1%
     Sumitomo Mitsui Financial Group, Inc.  286,140  11,669,620       0.4%
     Sumitomo Mitsui Trust Holdings, Inc.   684,210   2,793,438       0.1%
     Sumitomo Osaka Cement Co., Ltd.         51,000     159,427       0.0%
     Sumitomo Realty & Development Co.,
       Ltd.                                  72,000   2,699,205       0.1%
     Sumitomo Rubber Industries, Ltd.        61,000     843,083       0.0%
     Sundrug Co., Ltd.                        6,300     304,338       0.0%
     Suruga Bank, Ltd.                       32,000     669,004       0.0%
     Suzuken Co., Ltd.                       15,480     415,032       0.0%
     Suzuki Motor Corp.                      74,900   2,510,535       0.1%
     Sysmex Corp.                            30,300   1,293,511       0.1%
     T&D Holdings, Inc.                     180,800   2,328,972       0.1%
     Tadano, Ltd.                            32,000     478,348       0.0%
     Taiheiyo Cement Corp.                  258,000     946,590       0.0%
     Taisei Corp.                           183,000   1,017,653       0.0%
 #   Taiyo Nippon Sanso Corp.                50,000     450,153       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
 JAPAN -- (Continued)
     Takara Holdings, Inc.                   23,000 $   183,103       0.0%
     Takashimaya Co., Ltd.                   68,000     579,263       0.0%
 #   Takata Corp.                            10,000     130,680       0.0%
     Takeda Pharmaceutical Co., Ltd.        142,300   6,168,468       0.2%
     TDK Corp.                               38,600   2,191,017       0.1%
     TDK Corp. Sponsored ADR                  1,900     108,300       0.0%
     Teijin, Ltd.                           404,000     987,699       0.0%
     Terumo Corp.                            53,600   1,339,925       0.1%
     THK Co., Ltd.                           20,000     503,057       0.0%
     Tobu Railway Co., Ltd.                 168,000     849,852       0.0%
 #   Toho Co., Ltd.                          18,200     417,464       0.0%
     Toho Gas Co., Ltd.                     101,000     546,251       0.0%
     Toho Holdings Co., Ltd.                  7,100      92,885       0.0%
     Tohoku Electric Power Co., Inc.         68,300     853,627       0.0%
     Tokai Rika Co., Ltd.                    17,400     331,406       0.0%
     Tokai Tokyo Financial Holdings, Inc.    42,100     285,594       0.0%
     Tokio Marine Holdings, Inc.            138,400   4,438,227       0.2%
     Tokio Marine Holdings, Inc. ADR          4,182     135,957       0.0%
     Tokyo Broadcasting System Holdings,
       Inc.                                   8,300      92,017       0.0%
 *   Tokyo Electric Power Co., Inc.         242,200     873,304       0.0%
     Tokyo Electron, Ltd.                    32,800   2,102,961       0.1%
     Tokyo Gas Co., Ltd.                    403,000   2,323,018       0.1%
 #   Tokyo Tatemono Co., Ltd.                88,039     768,523       0.0%
     Tokyu Corp.                            165,000   1,089,470       0.1%
     Tokyu Fudosan Holdings Corp.           135,200     960,908       0.0%
     TonenGeneral Sekiyu K.K.                42,000     366,576       0.0%
     Topcon Corp.                            11,100     260,629       0.0%
     Toppan Printing Co., Ltd.              145,000     986,613       0.0%
     Toray Industries, Inc.                 344,000   2,309,419       0.1%
     Toshiba Corp.                          799,000   3,528,476       0.1%
     Toshiba TEC Corp.                       40,000     282,273       0.0%
     Tosoh Corp.                            179,000     778,396       0.0%
     TOTO, Ltd.                              72,000     812,439       0.0%
     Toyo Seikan Group Holdings, Ltd.        37,400     453,538       0.0%
     Toyo Suisan Kaisha, Ltd.                17,000     587,116       0.0%
     Toyo Tire & Rubber Co., Ltd.            31,599     521,264       0.0%
     Toyobo Co., Ltd.                       192,000     276,363       0.0%
     Toyoda Gosei Co., Ltd.                  31,600     607,093       0.0%
 #   Toyota Boshoku Corp.                    29,800     338,427       0.0%
     Toyota Motor Corp.                     378,600  22,783,080       0.7%
 #   Toyota Motor Corp. Sponsored ADR       105,729  12,830,214       0.4%
     Toyota Tsusho Corp.                     97,481   2,457,993       0.1%
     Trend Micro, Inc.                       22,800     768,259       0.0%
     Trend Micro, Inc. Sponsored ADR            777      26,371       0.0%
     TS Tech Co., Ltd.                       16,300     400,631       0.0%
 #   Tsumura & Co.                            9,000     201,382       0.0%
     Tsuruha Holdings, Inc.                   5,800     342,436       0.0%
 #   UACJ Corp.                              26,000      95,787       0.0%
 #   Ube Industries, Ltd.                   374,000     579,070       0.0%
 #   Unicharm Corp.                          65,600   1,525,426       0.1%
     United Arrows, Ltd.                        800      29,980       0.0%
 #   UNY Group Holdings Co., Ltd.            44,100     233,793       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
JAPAN -- (Continued)
    Ushio, Inc.                             18,500 $    194,153       0.0%
    USS Co., Ltd.                           48,700      766,440       0.0%
    Wacoal Holdings Corp.                   27,000      281,171       0.0%
    West Japan Railway Co.                  25,500    1,215,467       0.1%
    Yahoo Japan Corp.                      315,600    1,136,984       0.1%
#   Yakult Honsha Co., Ltd.                 17,200      952,524       0.0%
#   Yamada Denki Co., Ltd.                 236,800      759,092       0.0%
    Yamaguchi Financial Group, Inc.         48,000      458,443       0.0%
    Yamaha Corp.                            31,700      434,510       0.0%
    Yamaha Motor Co., Ltd.                  59,600    1,127,496       0.1%
    Yamato Holdings Co., Ltd.               60,900    1,302,175       0.1%
    Yamato Kogyo Co., Ltd.                   8,700      281,836       0.0%
    Yamazaki Baking Co., Ltd.               24,000      296,703       0.0%
#   Yaskawa Electric Corp.                  65,300      846,431       0.0%
#   Yokogawa Electric Corp.                 37,500      521,735       0.0%
    Yokohama Rubber Co., Ltd. (The)         88,000      798,824       0.0%
#   Zensho Holdings Co., Ltd.                6,000       54,464       0.0%
    Zeon Corp.                              65,000      601,660       0.0%
                                                   ------------      ----
TOTAL JAPAN                                         615,586,042      19.7%
                                                   ------------      ----
NETHERLANDS -- (2.4%)
    Aegon NV(007924103)                     23,335      190,647       0.0%
    Aegon NV(5927375)                      494,652    4,031,635       0.1%
#   Akzo Nobel NV                           80,754    5,385,202       0.2%
    Akzo Nobel NV Sponsored ADR              5,988      132,335       0.0%
    ArcelorMittal(B03XPL1)                 173,377    2,277,510       0.1%
#   ArcelorMittal(B295F26)                 113,405    1,492,410       0.0%
    ASML Holding NV(B929F46)                49,663    4,951,987       0.2%
    ASML Holding NV(B908F01)                16,254    1,620,199       0.1%
    Delta Lloyd NV                          21,553      491,263       0.0%
#*  Fiat Chrysler Automobiles NV             7,000       80,220       0.0%
#   Fugro NV                                15,891      219,107       0.0%
#   Gemalto NV                              17,175    1,313,659       0.0%
    Heineken NV                             46,575    3,479,344       0.1%
*   ING Groep NV                           414,267    5,932,453       0.2%
#*  ING Groep NV Sponsored ADR             333,017    4,768,803       0.2%
    Koninklijke Ahold NV                   285,672    4,784,610       0.2%
    Koninklijke Ahold NV Sponsored ADR       7,679      128,854       0.0%
    Koninklijke Boskalis Westminster NV     30,425    1,623,184       0.1%
    Koninklijke DSM NV                      42,565    2,667,037       0.1%
    Koninklijke KPN NV                   1,111,525    3,658,843       0.1%
    Koninklijke Philips NV(500472303)       11,806      329,860       0.0%
    Koninklijke Philips NV(5986622)        179,948    5,030,965       0.2%
    Koninklijke Vopak NV                    22,434    1,125,050       0.0%
    Randstad Holding NV                     26,352    1,163,211       0.0%
    Reed Elsevier NV                       114,896    2,646,658       0.1%
#   Reed Elsevier NV Sponsored ADR          22,835    1,050,638       0.0%
    TNT Express NV                          56,732      329,755       0.0%
    Unilever NV(904784709)                  94,516    3,660,605       0.1%
    Unilever NV(B12T3J1)                   266,779   10,339,940       0.3%
    Wolters Kluwer NV                       92,798    2,477,585       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
NETHERLANDS -- (Continued)
    Ziggo NV                                 28,044 $ 1,370,458       0.0%
                                                    -----------       ---
TOTAL NETHERLANDS                                    78,754,027       2.5%
                                                    -----------       ---
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.    182,313     551,166       0.0%
    Chorus, Ltd.                             57,576      95,514       0.0%
    Contact Energy, Ltd.                     65,243     316,507       0.0%
    Fletcher Building, Ltd.                 165,407   1,115,657       0.0%
#   Ryman Healthcare, Ltd.                   27,430     162,403       0.0%
#   SKYCITY Entertainment Group, Ltd.           403       1,232       0.0%
    Spark New Zealand, Ltd.                 481,450   1,188,124       0.1%
#   TrustPower, Ltd.                          8,019      46,927       0.0%
*   Xero, Ltd.                                1,961      24,324       0.0%
                                                    -----------       ---
TOTAL NEW ZEALAND                                     3,501,854       0.1%
                                                    -----------       ---
NORWAY -- (0.8%)
#   Akastor ASA                              40,633     139,957       0.0%
    Aker ASA Class A                          4,790     116,838       0.0%
*   Aker Solutions ASA                       40,633     263,258       0.0%
*   Archer, Ltd.                             31,266      30,134       0.0%
*   Det Norske Oljeselskap ASA                9,362      60,596       0.0%
    DNB ASA                                 199,568   3,666,514       0.1%
#*  DNO ASA                                  83,791     203,006       0.0%
    Fred Olsen Energy ASA                     7,661      81,754       0.0%
#   Gjensidige Forsikring ASA                34,121     619,792       0.0%
    Golar LNG, Ltd.                           6,906     387,496       0.0%
    Kongsberg Gruppen A.S.                    6,143     124,313       0.0%
    Leroey Seafood Group ASA                  1,979      74,864       0.0%
    Marine Harvest ASA                       60,248     853,262       0.0%
    Norsk Hydro ASA                         343,242   1,921,784       0.1%
#   Norsk Hydro ASA Sponsored ADR            11,200      63,504       0.0%
    Orkla ASA                               149,735   1,144,879       0.1%
#   Petroleum Geo-Services ASA               87,460     434,397       0.0%
    Prosafe SE                               36,219     165,704       0.0%
    Salmar ASA                                6,761     121,810       0.0%
#   Schibsted ASA                            14,887     787,392       0.0%
#   Seadrill, Ltd.(B09RMQ1)                  74,635   1,686,682       0.1%
#   Seadrill, Ltd.(B0HWHV8)                  19,180     441,140       0.0%
    SpareBank 1 SR Bank ASA                  24,305     209,075       0.0%
    Statoil ASA                             213,502   4,886,085       0.2%
    Statoil ASA Sponsored ADR                38,709     888,371       0.1%
    Stolt-Nielsen, Ltd.                         900      16,216       0.0%
*   Storebrand ASA                          135,061     692,512       0.0%
    Subsea 7 SA                              76,437     822,568       0.0%
    Telenor ASA                             147,057   3,306,818       0.1%
#   TGS Nopec Geophysical Co. ASA            20,147     469,985       0.0%
    Yara International ASA                   40,858   1,876,254       0.1%
                                                    -----------       ---
TOTAL NORWAY                                         26,556,960       0.9%
                                                    -----------       ---
PORTUGAL -- (0.1%)
#*  Banco Comercial Portugues SA          2,044,420     231,074       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
PORTUGAL -- (Continued)
*   Banco Espirito Santo SA                  513,592 $       --       0.0%
    EDP - Energias de Portugal SA            468,453  2,015,907       0.1%
    EDP Renovaveis SA                         68,539    445,616       0.0%
    Galp Energia SGPS SA                     104,180  1,510,450       0.1%
    Jeronimo Martins SGPS SA                  49,432    432,610       0.0%
#   Portugal Telecom SGPS SA                 103,660    169,785       0.0%
#   Portugal Telecom SGPS SA Sponsored ADR    20,300     33,089       0.0%
                                                     ----------       ---
TOTAL PORTUGAL                                        4,838,531       0.2%
                                                     ----------       ---
SINGAPORE -- (1.4%)
#*  Biosensors International Group, Ltd.     152,000     73,926       0.0%
    CapitaLand, Ltd.                         728,750  1,799,222       0.1%
    City Developments, Ltd.                  108,000    794,872       0.0%
    ComfortDelGro Corp., Ltd.                430,000    884,081       0.0%
    Cosco Corp. Singapore, Ltd.              132,000     61,191       0.0%
    DBS Group Holdings, Ltd.                 370,370  5,327,926       0.2%
#   Ezion Holdings, Ltd.                     449,200    528,973       0.0%
#   First Resources, Ltd.                    138,000    223,572       0.0%
#   Genting Hong Kong, Ltd.                   83,000     30,385       0.0%
#   Genting Singapore P.L.C.               1,300,000  1,113,410       0.1%
    Global Logistic Properties, Ltd.         558,000  1,195,774       0.1%
    Golden Agri-Resources, Ltd.            1,881,000    762,277       0.0%
    Great Eastern Holdings, Ltd.              13,000    242,831       0.0%
#   GuocoLand, Ltd.                           58,000     86,127       0.0%
    Hongkong Land Holdings, Ltd.             212,000  1,478,470       0.1%
    Hutchison Port Holdings Trust          1,196,000    807,550       0.0%
    Jardine Cycle & Carriage, Ltd.            26,339    818,733       0.0%
    Keppel Corp., Ltd.                       278,600  2,043,033       0.1%
    Keppel Land, Ltd.                        206,000    536,035       0.0%
    M1, Ltd.                                  88,000    239,045       0.0%
#*  Neptune Orient Lines, Ltd.               153,000     99,526       0.0%
    Noble Group, Ltd.                      1,494,000  1,390,702       0.1%
#   OUE, Ltd.                                 44,000     72,337       0.0%
    Oversea-Chinese Banking Corp., Ltd.      576,349  4,439,678       0.2%
    Petra Foods, Ltd.                         43,000    127,451       0.0%
#   Raffles Medical Group, Ltd.               44,000    130,264       0.0%
    SATS, Ltd.                               217,736    525,475       0.0%
    SembCorp Industries, Ltd.                281,320  1,064,258       0.0%
#   SembCorp Marine, Ltd.                    196,000    555,274       0.0%
    SIA Engineering Co., Ltd.                 32,000    118,664       0.0%
    Singapore Airlines, Ltd.                 174,400  1,344,037       0.1%
    Singapore Exchange, Ltd.                 200,000  1,089,944       0.0%
    Singapore Post, Ltd.                     281,000    431,298       0.0%
#   Singapore Press Holdings, Ltd.           320,000  1,066,602       0.0%
    Singapore Technologies Engineering,
      Ltd.                                   372,000  1,086,071       0.0%
    Singapore Telecommunications, Ltd.     1,755,650  5,167,364       0.2%
    SMRT Corp., Ltd.                         215,000    249,474       0.0%
    StarHub, Ltd.                            125,000    401,788       0.0%
#   Super Group, Ltd.                         22,000     20,247       0.0%
    United Industrial Corp., Ltd.             96,909    252,135       0.0%
    United Overseas Bank, Ltd.               254,289  4,555,758       0.2%
    UOL Group, Ltd.                          171,987    863,848       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SINGAPORE -- (Continued)
    Venture Corp., Ltd.                      48,000 $   289,123       0.0%
    Wilmar International, Ltd.              382,000     952,207       0.0%
                                                    -----------       ---
TOTAL SINGAPORE                                      45,340,958       1.5%
                                                    -----------       ---
SPAIN -- (2.9%)
#   Abertis Infraestructuras SA             102,160   2,130,283       0.1%
*   Acciona SA                                7,527     526,051       0.0%
    Acerinox SA                              23,737     353,201       0.0%
    ACS Actividades de Construccion y
      Servicios SA                           39,637   1,471,241       0.0%
    Amadeus IT Holding SA Class A            87,761   3,228,917       0.1%
    Banco Bilbao Vizcaya Argentaria SA      430,663   4,816,913       0.1%
#   Banco Bilbao Vizcaya Argentaria SA
      Sponsored ADR                         545,418   6,086,865       0.2%
    Banco de Sabadell SA                  1,702,051   4,921,004       0.2%
    Banco Popular Espanol SA                533,650   3,065,397       0.1%
    Banco Santander SA                    1,186,769  10,485,725       0.3%
#   Banco Santander SA Sponsored ADR        757,901   6,646,793       0.2%
*   Bankia SA                               895,031   1,605,101       0.1%
    Bankinter SA                            200,716   1,660,425       0.1%
    CaixaBank SA                            388,635   2,123,969       0.1%
    Distribuidora Internacional de
      Alimentacion SA                       129,911     825,425       0.0%
    Enagas SA                                71,187   2,389,018       0.1%
    Ferrovial SA                             74,796   1,529,207       0.0%
    Gas Natural SDG SA                       74,037   2,137,947       0.1%
    Grifols SA                               30,279   1,236,418       0.0%
    Iberdrola SA                          1,263,271   8,942,589       0.3%
#   Inditex SA                              221,288   6,225,516       0.2%
    Mapfre SA                               449,680   1,541,977       0.0%
*   Mediaset Espana Comunicacion SA          51,418     645,519       0.0%
#   Obrascon Huarte Lain SA                   5,256     153,661       0.0%
    Prosegur Cia de Seguridad SA             26,700     156,828       0.0%
    Red Electrica Corp. SA                   26,017   2,273,398       0.1%
    Repsol SA                               119,955   2,680,864       0.1%
    Repsol SA Sponsored ADR                  83,163   1,863,683       0.1%
    Telefonica SA                           469,786   7,069,188       0.2%
    Telefonica SA Sponsored ADR             370,982   5,557,310       0.2%
    Zardoya Otis SA                          32,093     374,202       0.0%
                                                    -----------       ---
TOTAL SPAIN                                          94,724,635       3.0%
                                                    -----------       ---
SWEDEN -- (2.7%)
    Alfa Laval AB                            77,031   1,587,909       0.1%
    Assa Abloy AB Class B                    82,362   4,372,150       0.1%
    Atlas Copco AB Class A                  148,458   4,300,201       0.1%
    Atlas Copco AB Class B                   82,978   2,197,907       0.1%
    BillerudKorsnas AB                       33,924     494,808       0.0%
    Boliden AB                               90,016   1,487,727       0.1%
    Electrolux AB Series B                   66,573   1,886,331       0.1%
    Elekta AB Class B                        68,768     705,209       0.0%
    Getinge AB Class B                       41,184     944,891       0.0%
    Hennes & Mauritz AB Class B             209,813   8,371,428       0.3%
    Hexagon AB Class B                       49,033   1,654,647       0.1%
    Hexpol AB                                 1,713     151,767       0.0%
    Holmen AB Class B                         5,800     191,966       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                              ------- ----------- ---------------
SWEDEN -- (Continued)
    Husqvarna AB Class A                       12,600 $    93,404       0.0%
    Husqvarna AB Class B                      107,146     799,967       0.0%
    ICA Gruppen AB                             19,407     777,069       0.0%
*   Lundin Petroleum AB                        46,131     652,042       0.0%
    Meda AB Class A                            70,591     924,466       0.0%
#   Millicom International Cellular SA         16,494   1,346,164       0.1%
    Modern Times Group AB Class B               8,337     257,746       0.0%
    NCC AB Class A                                431      12,703       0.0%
#   NCC AB Class B                             28,722     844,859       0.0%
    Nibe Industrier AB Class B                 17,567     466,303       0.0%
    Nordea Bank AB                            636,373   8,184,872       0.3%
#   Ratos AB Class B                           43,167     289,719       0.0%
    Saab AB Class B                             8,215     221,864       0.0%
    Sandvik AB                                298,519   3,279,263       0.1%
    Securitas AB Class B                      121,441   1,343,818       0.0%
    Skandinaviska Enskilda Banken AB
      Class A                                 321,475   4,129,110       0.1%
    Skanska AB Class B                         90,980   1,854,578       0.1%
    SKF AB Class A                                545      10,953       0.0%
    SKF AB Class B                             96,560   1,936,744       0.1%
#*  SSAB AB Class A                            46,577     337,984       0.0%
*   SSAB AB Class B                            32,975     211,188       0.0%
    Svenska Cellulosa AB Class A                5,862     131,699       0.0%
    Svenska Cellulosa AB Class B              175,333   3,928,596       0.1%
    Svenska Handelsbanken AB Class A          105,273   5,032,595       0.2%
    Svenska Handelsbanken AB Class B              782      35,922       0.0%
    Swedbank AB Class A                       188,752   5,002,055       0.2%
    Swedish Match AB                           47,225   1,535,616       0.1%
*   Swedish Orphan Biovitrum AB                12,618     144,316       0.0%
    Tele2 AB Class B                          134,492   1,708,801       0.1%
    Telefonaktiebolaget LM Ericsson
      Class A                                  14,581     162,411       0.0%
    Telefonaktiebolaget LM Ericsson
      Class B                                 568,712   6,720,126       0.2%
    Telefonaktiebolaget LM Ericsson
      Sponsored ADR                            44,578     527,803       0.0%
    TeliaSonera AB                            509,051   3,525,059       0.1%
    Trelleborg AB Class B                      66,625   1,140,643       0.0%
    Volvo AB Class A                           79,048     921,378       0.0%
    Volvo AB Class B                          285,015   3,289,198       0.1%
    Volvo AB Sponsored ADR                     14,500     166,895       0.0%
                                                      -----------       ---
TOTAL SWEDEN                                           90,294,870       2.9%
                                                      -----------       ---
SWITZERLAND -- (7.7%)
    ABB, Ltd.                                 338,011   7,415,511       0.2%
#   ABB, Ltd. Sponsored ADR                   175,582   3,852,269       0.1%
    Actelion, Ltd.                             21,676   2,581,506       0.1%
    Adecco SA                                  57,023   3,865,111       0.1%
    Aryzta AG                                  27,575   2,352,190       0.1%
    Baloise Holding AG                         12,700   1,598,737       0.1%
    Banque Cantonale Vaudoise                     538     288,143       0.0%
    Barry Callebaut AG                            586     615,049       0.0%
    Chocoladefabriken Lindt & Sprungli AG          22   1,317,760       0.0%
    Cie Financiere Richemont SA               101,918   8,593,092       0.3%
    Clariant AG                               154,039   2,686,907       0.1%
*   Coca-Cola HBC AG ADR                       27,952     607,173       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
SWITZERLAND -- (Continued)
    Credit Suisse Group AG                 232,335 $  6,190,287       0.2%
#   Credit Suisse Group AG Sponsored ADR    71,274    1,898,739       0.1%
#   DKSH Holding AG                          4,835      357,497       0.0%
*   Dufry AG                                 7,179    1,034,997       0.0%
    EMS-Chemie Holding AG                    1,767      636,351       0.0%
#   Galenica AG                              1,651    1,412,810       0.0%
    Geberit AG                               8,628    2,945,040       0.1%
    Givaudan SA                              2,545    4,250,079       0.1%
    Holcim, Ltd.                            64,411    4,571,539       0.2%
    Julius Baer Group, Ltd.                 62,443    2,737,359       0.1%
    Kuehne + Nagel International AG         12,141    1,582,337       0.1%
    Lonza Group AG                          12,897    1,421,076       0.0%
    Nestle SA                              676,440   49,606,116       1.6%
    Novartis AG                            316,879   29,407,276       0.9%
    Novartis AG ADR                         87,725    8,131,230       0.3%
    OC Oerlikon Corp. AG                    47,466      600,589       0.0%
    Partners Group Holding AG                3,610      960,662       0.0%
    PSP Swiss Property AG                    2,517      216,026       0.0%
    Roche Holding AG(7108918)                5,602    1,595,653       0.1%
    Roche Holding AG(7110388)              154,264   45,523,518       1.5%
    Schindler Holding AG                     4,306      582,958       0.0%
    SGS SA                                   1,254    2,756,946       0.1%
    Sika AG                                    763    2,727,437       0.1%
    Sonova Holding AG                        9,165    1,429,106       0.1%
    Sulzer AG                                6,198      706,442       0.0%
    Swatch Group AG (The)(7184725)           9,378    4,448,566       0.1%
    Swatch Group AG (The)(7184736)          16,562    1,401,188       0.0%
    Swiss Life Holding AG                    8,430    1,934,185       0.1%
    Swiss Re AG                             97,009    7,844,227       0.3%
    Swisscom AG                              5,947    3,505,881       0.1%
    Syngenta AG                             12,455    3,851,797       0.1%
    Syngenta AG ADR                         37,300    2,312,600       0.1%
    UBS AG(H89231338)                      124,245    2,159,378       0.1%
    UBS AG(B18YFJ4)                        590,475   10,267,258       0.3%
    Zurich Insurance Group AG               30,463    9,218,971       0.3%
                                                   ------------       ---
TOTAL SWITZERLAND                                   255,999,569       8.2%
                                                   ------------       ---
UNITED KINGDOM -- (17.2%)
    Aberdeen Asset Management P.L.C.       277,284    1,928,405       0.1%
    Admiral Group P.L.C.                    38,462      822,977       0.0%
    Aggreko P.L.C.                          86,262    2,104,615       0.1%
    AMEC P.L.C.                             91,482    1,525,383       0.1%
    Anglo American P.L.C.                  381,648    8,057,944       0.3%
    Antofagasta P.L.C.                     135,239    1,523,034       0.1%
    ARM Holdings P.L.C.                    157,970    2,236,440       0.1%
    ARM Holdings P.L.C. Sponsored ADR       34,545    1,475,417       0.0%
    Ashmore Group P.L.C.                    41,357      211,186       0.0%
    Ashtead Group P.L.C.                   147,132    2,465,084       0.1%
    Associated British Foods P.L.C.         74,044    3,267,694       0.1%
    AstraZeneca P.L.C.                     135,231    9,878,401       0.3%
    AstraZeneca P.L.C. Sponsored ADR       119,803    8,738,431       0.3%
    Aviva P.L.C.                           901,605    7,541,251       0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
 UNITED KINGDOM -- (Continued)
     Aviva P.L.C. Sponsored ADR              15,032 $   250,283       0.0%
     Babcock International Group P.L.C.     156,266   2,742,630       0.1%
     BAE Systems P.L.C.                     858,034   6,318,783       0.2%
     Barclays P.L.C.                        941,718   3,621,771       0.1%
 #   Barclays P.L.C. Sponsored ADR          553,684   8,526,734       0.3%
     Barratt Developments P.L.C.            239,219   1,608,120       0.1%
     Berkeley Group Holdings P.L.C.          21,786     796,742       0.0%
     BG Group P.L.C.                        671,968  11,199,040       0.4%
     BG Group P.L.C. Sponsored ADR           56,914     957,863       0.0%
     BHP Billiton P.L.C.                    174,338   4,504,301       0.1%
 #   BHP Billiton P.L.C. ADR                136,888   7,123,651       0.2%
     BP P.L.C.                              491,728   3,537,934       0.1%
     BP P.L.C. Sponsored ADR                574,678  24,975,506       0.8%
     British American Tobacco P.L.C.        312,442  17,708,463       0.6%
 #   British American Tobacco P.L.C.
       Sponsored ADR                         43,359   4,923,848       0.2%
     British Sky Broadcasting Group
       P.L.C.                               226,364   3,208,088       0.1%
     British Sky Broadcasting Group
       P.L.C. Sponsored ADR                     647      36,795       0.0%
     BT Group P.L.C.                      1,129,438   6,658,410       0.2%
     BT Group P.L.C. Sponsored ADR           35,602   2,100,518       0.1%
     Bunzl P.L.C.                            61,814   1,678,586       0.1%
     Burberry Group P.L.C.                  100,767   2,476,204       0.1%
     Capita P.L.C.                          146,637   2,578,159       0.1%
     Carnival P.L.C.                         33,012   1,316,384       0.0%
     Carnival P.L.C. ADR                     19,088     760,466       0.0%
     Centrica P.L.C.                      1,392,690   6,754,508       0.2%
     Cobham P.L.C.                          327,335   1,526,914       0.1%
     Coca-Cola HBC AG                        12,598     274,819       0.0%
     Compass Group P.L.C.                   364,585   5,884,741       0.2%
     Croda International P.L.C.              24,141     887,576       0.0%
     Daily Mail & General Trust P.L.C.       23,494     297,281       0.0%
     Diageo P.L.C.                          164,969   4,865,328       0.2%
     Diageo P.L.C. Sponsored ADR             84,093   9,920,451       0.3%
     Direct Line Insurance Group P.L.C.     237,104   1,048,867       0.0%
     Dixons Carphone P.L.C.                 186,104   1,181,719       0.0%
     easyJet P.L.C.                          43,766   1,051,651       0.0%
     Experian P.L.C.                        256,622   3,858,605       0.1%
     Fresnillo P.L.C.                        42,695     477,129       0.0%
     Friends Life Group, Ltd.               369,072   1,914,016       0.1%
     G4S P.L.C.                             526,900   2,156,732       0.1%
     GKN P.L.C.                             532,652   2,721,813       0.1%
     GlaxoSmithKline P.L.C.                 551,788  12,478,114       0.4%
     GlaxoSmithKline P.L.C. Sponsored ADR   251,446  11,438,278       0.4%
     Glencore P.L.C.                      1,700,077   8,722,473       0.3%
     Hargreaves Lansdown P.L.C.              36,360     579,369       0.0%
     Hikma Pharmaceuticals P.L.C.            38,962   1,181,736       0.0%
     HSBC Holdings P.L.C.                 1,656,444  16,888,049       0.5%
     HSBC Holdings P.L.C. Sponsored ADR     376,440  19,205,968       0.6%
     ICAP P.L.C.                            101,460     681,173       0.0%
     IMI P.L.C.                              56,153   1,099,627       0.0%
     Imperial Tobacco Group P.L.C.          162,012   7,038,097       0.2%
     Imperial Tobacco Group P.L.C. ADR       19,700   1,716,264       0.1%
     Informa P.L.C.                         111,055     856,162       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                             SHARES     VALUE++   OF NET ASSETS**
                                           ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Inmarsat P.L.C.                            46,408 $   509,554       0.0%
    InterContinental Hotels Group
      P.L.C.                                   55,560   2,110,436       0.1%
*   International Consolidated
      Airlines Group SA                       242,113   1,588,257       0.1%
    Intertek Group P.L.C.                      36,370   1,585,229       0.1%
    Investec P.L.C.                           143,706   1,317,708       0.0%
    ITV P.L.C.                                864,748   2,809,292       0.1%
#   J Sainsbury P.L.C.                        385,985   1,520,611       0.0%
    John Wood Group P.L.C.                     72,050     764,458       0.0%
    Johnson Matthey P.L.C.                     59,496   2,840,447       0.1%
*   Kazakhmys P.L.C.                           51,525     190,093       0.0%
    Kingfisher P.L.C.                         529,673   2,565,982       0.1%
    Legal & General Group P.L.C.            1,200,837   4,450,646       0.1%
*   Lloyds Banking Group P.L.C.            10,257,881  12,667,343       0.4%
*   Lloyds Banking Group P.L.C. ADR           819,492   4,031,901       0.1%
    London Stock Exchange Group P.L.C.         67,708   2,186,516       0.1%
    Man Group P.L.C.                          323,056     640,547       0.0%
    Marks & Spencer Group P.L.C.              392,267   2,554,371       0.1%
    Meggitt P.L.C.                            202,577   1,463,296       0.0%
    Melrose Industries P.L.C.                 226,842     932,339       0.0%
    Mondi P.L.C.                              113,521   1,918,558       0.1%
    National Grid P.L.C.                      328,065   4,868,473       0.2%
#   National Grid P.L.C. Sponsored ADR         70,920   5,275,738       0.2%
    Next P.L.C.                                34,534   3,565,176       0.1%
    Old Mutual P.L.C.                       1,473,967   4,577,515       0.1%
    Pearson P.L.C.                            117,177   2,196,428       0.1%
    Pearson P.L.C. Sponsored ADR               47,347     887,756       0.0%
    Pennon Group P.L.C.                        63,747     850,660       0.0%
    Persimmon P.L.C.                           76,123   1,787,762       0.1%
    Petrofac, Ltd.                             81,927   1,388,119       0.0%
    Prudential P.L.C.                         330,896   7,662,237       0.2%
    Prudential P.L.C. ADR                      61,265   2,838,407       0.1%
    Randgold Resources, Ltd.                   15,527     908,769       0.0%
    Reckitt Benckiser Group P.L.C.            128,515  10,823,979       0.3%
    Reed Elsevier P.L.C.                      147,226   2,422,934       0.1%
#   Reed Elsevier P.L.C. Sponsored ADR         26,688   1,754,469       0.1%
    Rexam P.L.C.                              238,739   1,819,636       0.1%
    Rio Tinto P.L.C.                          162,807   7,746,593       0.2%
#   Rio Tinto P.L.C. Sponsored ADR            106,931   5,129,480       0.2%
    Rolls-Royce Holdings P.L.C.               442,168   5,988,933       0.2%
*   Royal Bank of Scotland Group P.L.C.       390,043   2,425,111       0.1%
#*  Royal Bank of Scotland Group
      P.L.C. Sponsored ADR                     25,196     313,186       0.0%
    Royal Dutch Shell P.L.C.
      ADR(780259107)                          236,955  17,693,430       0.6%
    Royal Dutch Shell P.L.C.
      ADR(780259206)                          214,807  15,420,994       0.5%
    Royal Dutch Shell P.L.C.
      Class A(B09CBL4)                         45,507   1,627,349       0.1%
    Royal Dutch Shell P.L.C.
      Class A(B03MLX2)                         82,421   2,944,223       0.1%
*   RSA Insurance Group P.L.C.                232,475   1,798,809       0.1%
    SABMiller P.L.C.                          165,893   9,383,398       0.3%
    Sage Group P.L.C. (The)                   322,404   1,952,302       0.1%
    Schroders P.L.C.(0239581)                  10,724     330,805       0.0%
    Schroders P.L.C.(0240549)                  23,137     894,764       0.0%
    Severn Trent P.L.C.                        55,956   1,788,550       0.1%
    Shire P.L.C.                               58,511   3,925,908       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
 UNITED KINGDOM -- (Continued)
     Shire P.L.C. ADR                     18,687 $    3,733,663       0.1%
     Smith & Nephew P.L.C.               138,654      2,353,696       0.1%
     Smith & Nephew P.L.C. Sponsored
       ADR                                32,438      1,104,497       0.0%
     Smiths Group P.L.C.                 132,673      2,477,895       0.1%
 *   Sports Direct International
       P.L.C.                             45,572        470,688       0.0%
     SSE P.L.C.                          243,869      6,250,602       0.2%
     St James's Place P.L.C.             171,610      2,051,992       0.1%
     Standard Chartered P.L.C.           442,199      6,656,269       0.2%
     Standard Life P.L.C.                469,495      2,964,663       0.1%
     Tate & Lyle P.L.C.                  102,619        993,156       0.0%
     Taylor Wimpey P.L.C.                797,030      1,514,007       0.0%
     Tesco P.L.C.                      2,156,365      5,986,042       0.2%
     Travis Perkins P.L.C.                59,354      1,572,659       0.1%
     TUI Travel P.L.C.                   125,087        799,321       0.0%
     Tullow Oil P.L.C.                   145,530      1,135,714       0.0%
     Unilever P.L.C.                      92,805      3,733,125       0.1%
     Unilever P.L.C. Sponsored ADR       186,164      7,489,378       0.2%
     United Utilities Group P.L.C.       143,990      1,973,852       0.1%
     United Utilities Group P.L.C.
       ADR                                 5,177        141,902       0.0%
     Vedanta Resources P.L.C.             26,516        349,909       0.0%
     Vodafone Group P.L.C.             1,865,884      6,204,911       0.2%
     Vodafone Group P.L.C. Sponsored
       ADR                               316,816     10,524,640       0.3%
     Weir Group P.L.C. (The)              64,499      2,357,364       0.1%
     Whitbread P.L.C.                     42,220      2,951,219       0.1%
     William Hill P.L.C.                 177,809      1,026,837       0.0%
     WM Morrison Supermarkets P.L.C.     778,938      1,934,018       0.1%
     Wolseley P.L.C.                      59,308      3,153,998       0.1%
     Wolseley P.L.C. ADR                  17,864         96,111       0.0%
     WPP P.L.C.                          217,766      4,253,548       0.1%
     WPP P.L.C. Sponsored ADR             13,475      1,315,025       0.0%
                                                 --------------      ----
 TOTAL UNITED KINGDOM                               567,303,179      18.1%
                                                 --------------      ----
 TOTAL COMMON STOCKS                              3,111,265,373      99.5%
                                                 --------------      ----
 PREFERRED STOCKS -- (0.1%)

 GERMANY -- (0.1%)
     Porsche Automobil Holding SE         19,267      1,582,057       0.1%
                                                 --------------      ----
 UNITED KINGDOM -- (0.0%)
     Rolls-Royce Holdings P.L.C.      39,795,120         63,660       0.0%
                                                 --------------      ----
 TOTAL PREFERRED STOCKS                               1,645,717       0.1%
                                                 --------------      ----
 RIGHTS/WARRANTS -- (0.0%)

 FRANCE -- (0.0%)
 *   Groupe Fnac Rights 05/16/15               3             15       0.0%
 *   Peugeot SA Warrants 04/29/17         66,118        100,255       0.0%
                                                 --------------      ----
 TOTAL FRANCE                                           100,270       0.0%
                                                 --------------      ----
 GERMANY -- (0.0%)
 #*  Rhoen Klinikum AG Rights
       11/14/14                           14,963         12,601       0.0%
                                                 --------------      ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                          ---------- -------------- ---------------
SPAIN -- (0.0%)
*    Banco Santander SA Rights 11/03/14    1,186,768 $      226,054        0.0%
                                                     --------------      -----
TOTAL RIGHTS/WARRANTS                                       338,925        0.0%
                                                     --------------      -----

                                                        VALUE+
                                                     --------------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@ DFA Short Term Investment Fund       16,325,035    188,880,651        6.0%
                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,750,017,138)  $3,302,130,666      105.6%
                                                     ==============      =====

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia                 $  8,253,899 $  209,037,006   --    $  217,290,905
   Austria                         36,240      7,391,461   --         7,427,701
   Belgium                      3,743,401     34,864,227   --        38,607,628
   Canada                     306,760,021             --   --       306,760,021
   China                               --          3,494   --             3,494
   Denmark                      5,265,955     43,753,069   --        49,019,024
   Finland                      1,828,828     28,099,939   --        29,928,767
   France                      14,281,625    252,296,356   --       266,577,981
   Germany                     20,097,451    208,419,941   --       228,517,392
   Hong Kong                      942,735     91,172,364   --        92,115,099
   Ireland                      2,411,937      8,490,287   --        10,902,224
   Israel                       9,386,887      7,062,297   --        16,449,184
   Italy                        5,549,475     59,215,853   --        64,765,328
   Japan                       41,929,430    573,656,612   --       615,586,042
   Netherlands                 13,454,571     65,299,456   --        78,754,027
   New Zealand                         --      3,501,854   --         3,501,854
   Norway                       2,043,769     24,513,191   --        26,556,960
   Portugal                        33,089      4,805,442   --         4,838,531
   Singapore                           --     45,340,958   --        45,340,958
   Spain                       20,154,651     74,569,984   --        94,724,635
   Sweden                         694,698     89,600,172   --        90,294,870
   Switzerland                 18,961,389    237,038,180   --       255,999,569
   United Kingdom             179,901,050    387,402,129   --       567,303,179
Preferred Stocks
   Germany                             --      1,582,057   --         1,582,057
   United Kingdom                      --         63,660   --            63,660
Rights/Warrants
   France                              --        100,270   --           100,270
   Germany                             --         12,601   --            12,601
   Spain                               --        226,054   --           226,054
Securities Lending
  Collateral                           --    188,880,651   --       188,880,651
                             ------------ --------------   --    --------------
TOTAL                        $655,731,101 $2,646,399,565   --    $3,302,130,666
                             ============ ==============   ==    ==============

                       INTERNATIONAL CORE EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
COMMON STOCKS -- (90.3%)
AUSTRALIA -- (6.1%)
#    Acrux, Ltd.                                                             73,435     $             70,434                   0.0%
     Adelaide Brighton, Ltd.                                              1,115,162                3,325,455                   0.0%
*    Aditya Birla Minerals, Ltd.                                            222,001                   45,421                   0.0%
*    AED Oil, Ltd.                                                          237,059                       --                   0.0%
     AGL Energy, Ltd.                                                       292,164                3,502,327                   0.0%
     Ainsworth Game Technology, Ltd.                                        167,406                  449,135                   0.0%
*    AJ Lucas Group, Ltd.                                                    37,498                   23,427                   0.0%
*    Alcyone Resources, Ltd.                                                103,559                       68                   0.0%
*    Alkane Resources, Ltd.                                                  65,640                   13,053                   0.0%
#    ALS, Ltd.                                                              444,741                2,202,527                   0.0%
#    Altium, Ltd.                                                            56,132                  152,164                   0.0%
*    Alumina, Ltd.                                                        3,383,279                4,889,821                   0.1%
*    Alumina, Ltd. Sponsored ADR                                            468,068                2,663,307                   0.0%
#    Amalgamated Holdings, Ltd.                                             171,834                1,518,569                   0.0%
#    Amcom Telecommunications, Ltd.                                         401,019                  787,552                   0.0%
     Amcor, Ltd.                                                            593,038                6,159,787                   0.1%
     Amcor, Ltd. Sponsored ADR                                               30,507                1,265,735                   0.0%
     AMP, Ltd.                                                            3,918,217               20,206,334                   0.2%
     Ansell, Ltd.                                                           153,188                2,687,014                   0.0%
#*   Antares Energy, Ltd.                                                   247,581                   93,826                   0.0%
#    AP Eagers, Ltd.                                                         58,625                  291,139                   0.0%
#    APA Group                                                              846,825                5,887,407                   0.1%
*    APN News & Media, Ltd.                                               1,204,518                  781,798                   0.0%
#*   Aquarius Platinum, Ltd.                                                898,617                  239,137                   0.0%
#    ARB Corp., Ltd.                                                         83,208                  965,218                   0.0%
#    Aristocrat Leisure, Ltd.                                               635,064                3,610,464                   0.0%
     Arrium, Ltd.                                                         6,412,594                1,903,834                   0.0%
     Asciano, Ltd.                                                        1,482,813                8,202,120                   0.1%
*    ASG Group, Ltd.                                                        155,799                  104,385                   0.0%
     ASX, Ltd.                                                              161,346                5,119,075                   0.1%
*    Atlantic, Ltd.                                                          34,067                    1,968                   0.0%
#    Atlas Iron, Ltd.                                                     2,011,431                  602,091                   0.0%
     Aurizon Holdings, Ltd.                                                 850,424                3,527,315                   0.0%
#    Ausdrill, Ltd.                                                         512,471                  277,162                   0.0%
*    Ausenco, Ltd.                                                          234,794                  106,191                   0.0%
#    AusNet Services                                                      1,737,695                2,100,700                   0.0%
*    Austal, Ltd.                                                           211,149                  238,370                   0.0%
#    Austbrokers Holdings, Ltd.                                              34,641                  311,840                   0.0%
#    Austin Engineering, Ltd.                                                51,043                   51,727                   0.0%
#    Australia & New Zealand Banking Group, Ltd.                          1,174,816               34,763,475                   0.3%
#*   Australian Agricultural Co., Ltd.                                      672,626                  831,800                   0.0%
#    Australian Pharmaceutical Industries, Ltd.                             476,014                  339,224                   0.0%
     Automotive Holdings Group, Ltd.                                        641,186                2,161,716                   0.0%
     Aveo Group                                                             319,877                  583,062                   0.0%
     AVJennings, Ltd.                                                       200,265                  111,337                   0.0%
*    AWE, Ltd.                                                            1,224,379                1,897,991                   0.0%
     Bank of Queensland, Ltd.                                               614,585                6,832,207                   0.1%
#    BC Iron, Ltd.                                                          207,067                  196,203                   0.0%
     Beach Energy, Ltd.                                                   3,114,091                3,221,210                   0.0%
#*   Beadell Resources, Ltd.                                                898,405                  201,602                   0.0%
#    Bega Cheese, Ltd.                                                       64,889                  295,529                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
AUSTRALIA -- (Continued)
#    Bendigo & Adelaide Bank Ltd                                            816,757     $          8,969,556                   0.1%
     Bentham IMF, Ltd.                                                       12,350                   22,326                   0.0%
     BHP Billiton, Ltd.                                                   1,834,078               54,869,794                   0.5%
#    BHP Billiton, Ltd. Sponsored ADR                                       530,936               31,558,836                   0.3%
*    Billabong International, Ltd.                                          904,642                  527,597                   0.0%
#    Blackmores, Ltd.                                                         4,171                  120,346                   0.0%
*    BlueScope Steel, Ltd.                                                1,080,710                5,038,227                   0.1%
#*   Boart Longyear, Ltd.                                                   770,525                  164,281                   0.0%
*    Boom Logistics, Ltd.                                                   320,214                   42,663                   0.0%
     Boral, Ltd.                                                          1,535,403                6,743,744                   0.1%
#    Bradken, Ltd.                                                          342,676                1,168,934                   0.0%
#    Brambles, Ltd.                                                         774,709                6,515,949                   0.1%
#    Breville Group, Ltd.                                                   155,462                  933,487                   0.0%
#    Brickworks, Ltd.                                                        54,440                  650,262                   0.0%
     BT Investment Management, Ltd.                                          92,429                  509,193                   0.0%
#    Cabcharge Australia, Ltd.                                              303,654                1,324,219                   0.0%
     Caltex Australia, Ltd.                                                 207,374                5,711,736                   0.1%
#    Cardno, Ltd.                                                           196,807                  966,477                   0.0%
*    Carnarvon Petroleum, Ltd.                                              856,412                  167,786                   0.0%
#    carsales.com, Ltd.                                                     393,831                3,716,331                   0.0%
#    Cash Converters International, Ltd.                                    698,478                  669,960                   0.0%
     Cedar Woods Properties, Ltd.                                            15,525                   94,571                   0.0%
*    Centrebet International, Ltd. Claim Units                               22,005                       --                   0.0%
     Challenger, Ltd.                                                       523,278                3,218,506                   0.0%
*    ChemGenex Pharmaceuticals, Ltd.                                          6,842                       --                   0.0%
*    Citigold Corp., Ltd.                                                   806,483                    9,226                   0.0%
*    Coal of Africa, Ltd.                                                   400,214                   18,567                   0.0%
#    Coca-Cola Amatil, Ltd.                                                 484,854                3,912,464                   0.0%
#    Cochlear, Ltd.                                                          63,741                4,131,178                   0.0%
*    Cockatoo Coal, Ltd.                                                  2,245,523                   27,552                   0.0%
#    Codan, Ltd.                                                             44,929                   31,497                   0.0%
*    Coffey International, Ltd.                                             136,278                   36,297                   0.0%
#    Commonwealth Bank of Australia                                         466,598               33,179,512                   0.3%
*    Compass Resources, Ltd.                                                 18,720                       --                   0.0%
     Computershare, Ltd.                                                    436,674                4,739,076                   0.1%
     Corporate Travel Management, Ltd.                                       36,785                  292,621                   0.0%
     Coventry Group, Ltd.                                                    13,156                   28,499                   0.0%
#    Credit Corp. Group, Ltd.                                                45,692                  388,107                   0.0%
     Crowe Horwath Australasia, Ltd.                                        240,888                  108,592                   0.0%
#    Crown Resorts, Ltd.                                                    167,422                2,147,459                   0.0%
     CSG, Ltd.                                                               86,778                   93,409                   0.0%
     CSL, Ltd.                                                              252,812               17,849,256                   0.2%
#    CSR, Ltd.                                                            1,248,691                3,821,780                   0.0%
*    Cue Energy Resources, Ltd.                                             287,579                   24,574                   0.0%
     Data#3, Ltd.                                                            39,367                   23,139                   0.0%
     Decmil Group, Ltd.                                                     275,608                  432,940                   0.0%
*    Devine, Ltd.                                                           109,847                   96,483                   0.0%
#    Domino's Pizza Enterprises, Ltd.                                        84,201                2,006,910                   0.0%
     Downer EDI, Ltd.                                                     1,091,909                4,610,955                   0.1%
#*   Drillsearch Energy, Ltd.                                             1,295,436                1,352,769                   0.0%
     DuluxGroup, Ltd.                                                       698,540                3,301,209                   0.0%
#    DWS, Ltd.                                                               57,318                   56,807                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
AUSTRALIA -- (Continued)
     Echo Entertainment Group, Ltd.                                       1,356,942     $          4,556,198                   0.1%
#*   Elders, Ltd.                                                           974,226                  145,620                   0.0%
*    Emeco Holdings, Ltd.                                                 1,092,630                  177,162                   0.0%
#*   Energy Resources of Australia, Ltd.                                    254,565                  285,422                   0.0%
#*   Energy World Corp., Ltd.                                             1,142,002                  354,577                   0.0%
#    Equity Trustees, Ltd.                                                    4,473                   76,283                   0.0%
#    ERM Power, Ltd.                                                        188,693                  303,094                   0.0%
#*   Eservglobal, Ltd.                                                       76,359                   44,126                   0.0%
     Euroz, Ltd.                                                             69,509                   69,049                   0.0%
#    Evolution Mining, Ltd.                                                 503,288                  265,736                   0.0%
     Fairfax Media, Ltd.                                                  2,330,963                1,675,430                   0.0%
     Fantastic Holdings, Ltd.                                                   975                    1,491                   0.0%
#*   FAR, Ltd.                                                            2,438,534                  215,209                   0.0%
     Finbar Group, Ltd.                                                       2,330                    2,908                   0.0%
#    Fleetwood Corp., Ltd.                                                   83,044                  126,943                   0.0%
#    Flight Centre Travel Group, Ltd.                                        62,946                2,335,597                   0.0%
*    Flinders Mines, Ltd.                                                   166,568                    2,913                   0.0%
*    Focus Minerals, Ltd.                                                 5,795,439                   50,546                   0.0%
#    Fortescue Metals Group, Ltd.                                         1,889,453                5,831,490                   0.1%
     Funtastic, Ltd.                                                        204,519                    9,650                   0.0%
     G8 Education, Ltd.                                                      52,044                  229,966                   0.0%
     Goodman Fielder, Ltd.                                                3,476,238                1,967,214                   0.0%
#    GrainCorp, Ltd. Class A                                                363,514                2,811,601                   0.0%
#    Grange Resources, Ltd.                                                 460,396                   55,560                   0.0%
#    Greencross, Ltd.                                                        47,454                  358,324                   0.0%
*    Gryphon Minerals, Ltd.                                                 427,238                   32,392                   0.0%
#    GUD Holdings, Ltd.                                                     239,265                1,514,488                   0.0%
#*   Gunns, Ltd.                                                          1,359,648                       --                   0.0%
#    GWA Group, Ltd.                                                        443,889                1,068,405                   0.0%
#    Harvey Norman Holdings, Ltd.                                         1,038,443                3,492,051                   0.0%
     HFA Holdings, Ltd.                                                     133,879                  163,195                   0.0%
#    Hills, Ltd.                                                            397,600                  465,542                   0.0%
#*   Horizon Oil, Ltd.                                                    1,463,538                  383,305                   0.0%
*    Icon Energy, Ltd.                                                      357,233                   37,800                   0.0%
#    iiNET, Ltd.                                                            252,107                1,779,073                   0.0%
#    Iluka Resources, Ltd.                                                  517,817                3,324,234                   0.0%
#    Imdex, Ltd.                                                            336,336                  178,092                   0.0%
#    Incitec Pivot, Ltd.                                                  3,410,549                8,751,790                   0.1%
     Independence Group NL                                                  328,201                1,314,284                   0.0%
*    Indophil Resources NL                                                  172,218                   41,839                   0.0%
#*   Infigen Energy                                                         693,403                  163,449                   0.0%
     Infomedia, Ltd.                                                        279,619                  294,845                   0.0%
#    Insurance Australia Group, Ltd.                                      3,515,510               20,328,477                   0.2%
     Integrated Research, Ltd.                                               42,144                   36,394                   0.0%
#    Invocare, Ltd.                                                         194,933                2,079,970                   0.0%
#    IOOF Holdings, Ltd.                                                    393,020                3,134,870                   0.0%
#    Iress, Ltd.                                                            183,844                1,599,640                   0.0%
     James Hardie Industries P.L.C.                                         421,327                4,494,143                   0.1%
     James Hardie Industries P.L.C. Sponsored ADR                             8,092                  431,546                   0.0%
#    JB Hi-Fi, Ltd.                                                         178,104                2,452,563                   0.0%
*    Kangaroo Resources, Ltd.                                               157,028                    1,382                   0.0%
#*   Kingsgate Consolidated, Ltd.                                           427,539                  272,770                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
AUSTRALIA -- (Continued)
*    Kingsrose Mining, Ltd.                                                  76,233     $             24,062                   0.0%
#*   Lednium, Ltd.                                                           21,998                       --                   0.0%
#    Leighton Holdings, Ltd.                                                104,649                2,037,397                   0.0%
#    Lend Lease Group                                                       547,047                7,629,675                   0.1%
#*   Lonestar Resources, Ltd.                                               313,294                   96,426                   0.0%
     Lycopodium, Ltd.                                                         6,626                    9,365                   0.0%
#    M2 Group, Ltd.                                                         249,501                1,731,210                   0.0%
     MACA, Ltd.                                                             121,495                  138,746                   0.0%
#*   Macmahon Holdings, Ltd.                                              1,841,800                  160,078                   0.0%
#    Macquarie Atlas Roads Group                                            175,421                  469,474                   0.0%
#    Macquarie Group, Ltd.                                                  232,845               12,583,872                   0.1%
#    Magellan Financial Group, Ltd.                                         156,272                1,855,116                   0.0%
*    Marion Energy, Ltd.                                                     11,995                      116                   0.0%
*    Matrix Composites & Engineering, Ltd.                                   24,634                   19,306                   0.0%
     MaxiTRANS Industries, Ltd.                                             182,505                   98,927                   0.0%
*    Mayne Pharma Group, Ltd.                                               364,680                  243,922                   0.0%
     McMillan Shakespeare, Ltd.                                              84,891                  803,322                   0.0%
     McPherson's, Ltd.                                                       69,593                   75,280                   0.0%
#*   Medusa Mining, Ltd.                                                     72,927                   38,185                   0.0%
     Melbourne IT, Ltd.                                                     123,857                  152,281                   0.0%
#    Mermaid Marine Australia, Ltd.                                         533,018                  872,497                   0.0%
*    Metals X, Ltd.                                                         522,805                   95,122                   0.0%
#    Metcash, Ltd.                                                        2,339,171                5,842,246                   0.1%
     Mincor Resources NL                                                    393,519                  214,011                   0.0%
*    Mineral Deposits, Ltd.                                                 137,059                  164,936                   0.0%
#    Mineral Resources, Ltd.                                                379,018                2,841,121                   0.0%
#    Monadelphous Group, Ltd.                                               155,893                1,729,106                   0.0%
     Mortgage Choice, Ltd.                                                   98,654                  228,408                   0.0%
     Mount Gibson Iron, Ltd.                                              1,731,501                  688,013                   0.0%
#    Myer Holdings, Ltd.                                                  1,439,887                2,445,264                   0.0%
*    Nanosonics, Ltd.                                                        11,184                    9,643                   0.0%
     National Australia Bank, Ltd.                                        1,331,618               41,194,608                   0.4%
*    Navigator Resources, Ltd.                                                  296                       49                   0.0%
#    Navitas, Ltd.                                                          259,731                1,213,785                   0.0%
#*   Nearmap, Ltd.                                                          112,871                   68,705                   0.0%
#    New Hope Corp., Ltd.                                                   395,491                  782,722                   0.0%
*    Newcrest Mining, Ltd.                                                  523,936                4,297,112                   0.0%
*    Nexus Energy, Ltd.                                                   1,749,892                   15,014                   0.0%
#    NIB Holdings, Ltd.                                                     635,487                1,831,405                   0.0%
     Nick Scali, Ltd.                                                        25,854                   63,542                   0.0%
*    Northern Iron, Ltd.                                                     51,752                    2,312                   0.0%
#    Northern Star Resources, Ltd.                                        1,067,599                1,029,625                   0.0%
#    NRW Holdings, Ltd.                                                     618,693                  414,131                   0.0%
#    Nufarm, Ltd.                                                           446,707                1,948,904                   0.0%
     Oakton, Ltd.                                                            50,767                   84,511                   0.0%
     Oil Search, Ltd.                                                       319,924                2,453,081                   0.0%
*    OM Holdings, Ltd.                                                       26,600                   10,136                   0.0%
#    Orica, Ltd.                                                            378,362                6,906,710                   0.1%
     Origin Energy, Ltd.                                                  1,168,809               14,683,419                   0.1%
#*   Orocobre, Ltd.                                                          10,062                   24,329                   0.0%
     Orora, Ltd.                                                            593,038                  907,357                   0.0%
#    OrotonGroup, Ltd.                                                       19,916                   66,494                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
AUSTRALIA -- (Continued)
*    Otto Energy, Ltd.                                                      168,000     $             14,183                   0.0%
#    OZ Minerals, Ltd.                                                      389,277                1,337,682                   0.0%
     Pacific Brands, Ltd.                                                 2,404,618                  999,226                   0.0%
#*   Paladin Energy, Ltd.                                                 1,603,894                  459,947                   0.0%
     PanAust, Ltd.                                                        1,110,456                1,683,878                   0.0%
     Panoramic Resources, Ltd.                                              683,935                  364,711                   0.0%
*    PaperlinX, Ltd.                                                        745,156                   39,645                   0.0%
     Patties Foods, Ltd.                                                      5,122                    5,850                   0.0%
     Peet, Ltd.                                                             239,284                  255,297                   0.0%
#    Perpetual, Ltd.                                                         68,090                2,784,028                   0.0%
#*   Perseus Mining, Ltd.                                                   207,324                   56,558                   0.0%
#    Platinum Asset Management, Ltd.                                        233,352                1,354,578                   0.0%
#*   Platinum Australia, Ltd.                                               400,751                    2,116                   0.0%
*    PMP, Ltd.                                                              379,844                  161,836                   0.0%
     Premier Investments, Ltd.                                              215,875                2,048,252                   0.0%
     Primary Health Care, Ltd.                                              806,983                3,307,044                   0.0%
*    Prime AET&D Holdings No.1, Ltd.                                             26                       --                   0.0%
     Prime Media Group, Ltd.                                                291,129                  219,230                   0.0%
     Programmed Maintenance Services, Ltd.                                  238,911                  546,934                   0.0%
*    Qantas Airways, Ltd.                                                 3,326,678                4,970,429                   0.1%
     QBE Insurance Group, Ltd.                                              931,773                9,464,859                   0.1%
#    Qube Holdings, Ltd.                                                    164,726                  356,333                   0.0%
#*   Ramelius Resources, Ltd.                                               501,106                   20,726                   0.0%
#    Ramsay Health Care, Ltd.                                                73,491                3,397,367                   0.0%
     RCR Tomlinson, Ltd.                                                    298,699                  717,559                   0.0%
#    REA Group, Ltd.                                                         60,368                2,417,201                   0.0%
     Recall Holdings, Ltd.                                                   70,681                  362,546                   0.0%
#    Reckon, Ltd.                                                            51,059                   82,291                   0.0%
#*   Red Fork Energy, Ltd.                                                  581,251                   11,374                   0.0%
     Redflex Holdings, Ltd.                                                  49,622                   50,600                   0.0%
     Reece Australia, Ltd.                                                   10,902                  319,565                   0.0%
*    Regional Express Holdings, Ltd.                                         17,416                   15,490                   0.0%
#    Regis Resources, Ltd.                                                  262,244                  318,469                   0.0%
#    Reject Shop, Ltd. (The)                                                 58,169                  424,385                   0.0%
#*   Resolute Mining, Ltd.                                                1,041,311                  293,233                   0.0%
#    Retail Food Group, Ltd.                                                 73,375                  360,263                   0.0%
     Ridley Corp., Ltd.                                                     386,533                  299,172                   0.0%
     Rio Tinto, Ltd.                                                        393,946               21,036,048                   0.2%
*    RiverCity Motorway Group                                               133,238                       --                   0.0%
*    Roc Oil Co., Ltd.                                                    1,316,484                  790,493                   0.0%
     SAI Global, Ltd.                                                       580,461                2,101,098                   0.0%
#    Salmat, Ltd.                                                            68,805                   83,018                   0.0%
*    Samson Oil & Gas, Ltd.                                                 456,014                    7,023                   0.0%
#*   Samson Oil & Gas, Ltd. Sponsored ADR                                    64,300                   19,161                   0.0%
#    Sandfire Resources NL                                                  174,554                  866,170                   0.0%
     Santos, Ltd.                                                           879,276               10,075,848                   0.1%
#*   Saracen Mineral Holdings, Ltd.                                       1,594,391                  399,873                   0.0%
#    Sedgman, Ltd.                                                           85,757                   37,215                   0.0%
#    Seek, Ltd.                                                             268,147                3,935,023                   0.0%
#    Select Harvests, Ltd.                                                   87,153                  483,853                   0.0%
#*   Senex Energy, Ltd.                                                   1,986,224                  950,871                   0.0%
     Servcorp, Ltd.                                                          35,568                  163,085                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
AUSTRALIA -- (Continued)
#    Seven Group Holdings, Ltd.                                             212,792     $          1,283,673                   0.0%
     Seven West Media, Ltd.                                                 832,826                1,259,252                   0.0%
     Sigma Pharmaceuticals, Ltd.                                          1,981,263                1,349,870                   0.0%
#*   Silex Systems, Ltd.                                                     70,513                   36,095                   0.0%
#    Silver Chef, Ltd.                                                        3,658                   19,159                   0.0%
#*   Silver Lake Resources, Ltd.                                            356,570                   86,290                   0.0%
#    Sims Metal Management, Ltd.                                            524,692                5,238,189                   0.1%
     Sims Metal Management, Ltd. Sponsored ADR                                3,500                   34,254                   0.0%
*    Sino Strategic International, Ltd.                                       9,056                       --                   0.0%
     Sirtex Medical, Ltd.                                                    81,247                1,865,675                   0.0%
     Skilled Group, Ltd.                                                    471,543                  962,920                   0.0%
     Slater & Gordon, Ltd.                                                  154,452                  834,499                   0.0%
     SMS Management & Technology, Ltd.                                      206,073                  716,045                   0.0%
#    Sonic Healthcare, Ltd.                                                 228,492                3,781,256                   0.0%
#    Southern Cross Media Group, Ltd.                                     1,049,519                  905,075                   0.0%
     Spark Infrastructure Group                                           2,555,958                4,296,525                   0.0%
     Specialty Fashion Group, Ltd.                                           67,582                   49,521                   0.0%
#*   St Barbara, Ltd.                                                       851,056                   82,382                   0.0%
*    Starpharma Holdings, Ltd.                                               66,312                   36,353                   0.0%
#*   Straits Resources, Ltd.                                                233,593                    1,050                   0.0%
     STW Communications Group, Ltd.                                         917,644                  917,146                   0.0%
     Suncorp Group, Ltd.                                                  1,366,963               17,787,231                   0.2%
*    Sundance Energy Australia, Ltd.                                        816,273                  839,773                   0.0%
#    Sunland Group, Ltd.                                                    162,346                  242,717                   0.0%
#    Super Retail Group, Ltd.                                               352,275                2,285,848                   0.0%
     Swick Mining Services, Ltd.                                            139,495                   32,853                   0.0%
#    Sydney Airport                                                         437,613                1,701,321                   0.0%
#    Tabcorp Holdings, Ltd.                                               1,898,885                6,821,113                   0.1%
*    Tap Oil, Ltd.                                                          383,218                  207,678                   0.0%
     Tassal Group, Ltd.                                                     223,497                  725,979                   0.0%
     Tatts Group, Ltd.                                                    2,910,224                8,908,446                   0.1%
#    Technology One, Ltd.                                                   347,100                1,024,864                   0.0%
#    Telstra Corp., Ltd.                                                    834,859                4,154,386                   0.0%
#    Telstra Corp., Ltd. ADR                                                 36,500                  905,200                   0.0%
#*   Ten Network Holdings, Ltd.                                           4,160,714                  813,364                   0.0%
#    TFS Corp., Ltd.                                                        311,704                  432,031                   0.0%
     Thorn Group, Ltd.                                                       33,773                   75,611                   0.0%
*    Tiger Resources, Ltd.                                                1,161,635                  264,580                   0.0%
     Toll Holdings, Ltd.                                                  1,669,448                8,364,285                   0.1%
     Tox Free Solutions, Ltd.                                               295,626                  634,149                   0.0%
#    TPG Telecom, Ltd.                                                      426,055                2,758,690                   0.0%
*    Transfield Services, Ltd.                                            1,153,941                1,948,156                   0.0%
     Transpacific Industries Group, Ltd.                                  3,105,350                2,468,050                   0.0%
     Transurban Group                                                       718,219                5,143,814                   0.1%
     Treasury Group, Ltd.                                                       337                    3,088                   0.0%
     Treasury Wine Estates, Ltd.                                          1,234,499                5,040,409                   0.1%
#*   UGL, Ltd.                                                              219,150                1,355,539                   0.0%
#    UXC, Ltd.                                                              456,869                  338,957                   0.0%
#    Village Roadshow, Ltd.                                                 126,515                  783,675                   0.0%
*    Virgin Australia Holdings, Ltd. (ACI01NXR8)                          3,195,173                       --                   0.0%
#*   Virgin Australia Holdings, Ltd. (B43DQC7)                            3,442,482                1,167,639                   0.0%
     Vision Eye Institute, Ltd.                                               4,567                    3,027                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
AUSTRALIA -- (Continued)
     Vocus Communications, Ltd.                                             116,379     $            607,147                   0.0%
#    Washington H Soul Pattinson & Co., Ltd.                                143,653                1,798,372                   0.0%
     Watpac, Ltd.                                                           146,701                  108,266                   0.0%
     WDS, Ltd.                                                               74,726                   16,028                   0.0%
#    Webjet, Ltd.                                                            74,831                  226,194                   0.0%
     Webster, Ltd.                                                           17,208                   17,290                   0.0%
#    Wesfarmers, Ltd.                                                       565,149               21,994,300                   0.2%
#    Western Areas, Ltd.                                                    380,343                1,458,801                   0.0%
#    Westpac Banking Corp.                                                  980,394               30,092,469                   0.3%
#    Westpac Banking Corp. Sponsored ADR                                    262,300                8,031,626                   0.1%
#*   Whitehaven Coal, Ltd.                                                  221,106                  296,531                   0.0%
     Wide Bay Australia, Ltd.                                                23,761                  111,219                   0.0%
     Woodside Petroleum, Ltd.                                               388,910               13,814,216                   0.1%
#    Woolworths, Ltd.                                                       293,836                9,325,049                   0.1%
#    WorleyParsons, Ltd.                                                    232,987                2,780,876                   0.0%
#    Wotif.com Holdings, Ltd.                                                87,115                  232,974                   0.0%
                                                                                        --------------------    ------------------
TOTAL AUSTRALIA                                                                                  825,693,334                   6.7%
                                                                                        --------------------    ------------------
AUSTRIA -- (0.4%)
*    A-TEC Industries AG                                                     19,046                       --                   0.0%
     Agrana Beteiligungs AG                                                   3,302                  298,055                   0.0%
     AMAG Austria Metall AG                                                     806                   25,738                   0.0%
     Andritz AG                                                              69,976                3,381,538                   0.0%
     Atrium European Real Estate, Ltd.                                      123,891                  648,965                   0.0%
     Austria Technologie & Systemtechnik AG                                  24,196                  280,427                   0.0%
     BUWOG AG                                                                30,009                  554,791                   0.0%
     CA Immobilien Anlagen AG                                                47,864                  918,058                   0.0%
#    Conwert Immobilien Invest SE                                           100,986                1,119,941                   0.0%
     DO & CO AG                                                               2,302                  139,206                   0.0%
     Erste Group Bank AG                                                    225,914                5,764,766                   0.1%
     EVN AG                                                                  49,525                  627,442                   0.0%
#    Flughafen Wien AG                                                       22,589                2,074,665                   0.0%
     Frauenthal Holding AG                                                       70                      817                   0.0%
*    IMMOFINANZ AG                                                          335,690                1,016,272                   0.0%
#*   Kapsch TrafficCom AG                                                     3,172                   66,806                   0.0%
#    Lenzing AG                                                              22,260                1,284,529                   0.0%
     Mayr Melnhof Karton AG                                                  15,663                1,680,966                   0.0%
     Oberbank AG                                                              2,295                  144,522                   0.0%
     Oesterreichische Post AG                                                58,189                2,839,926                   0.0%
     OMV AG                                                                 240,767                7,568,038                   0.1%
     Palfinger AG                                                             7,182                  167,368                   0.0%
     POLYTEC Holding AG                                                      16,082                  132,712                   0.0%
     Raiffeisen Bank International AG                                       173,994                3,725,528                   0.1%
     RHI AG                                                                  39,394                1,009,868                   0.0%
#    Rosenbauer International AG                                              1,710                  156,029                   0.0%
     S IMMO AG                                                               81,476                  627,484                   0.0%
#    Schoeller-Bleckmann Oilfield Equipment AG                               16,334                1,407,678                   0.0%
     Semperit AG Holding                                                     19,172                  949,600                   0.0%
     Strabag SE                                                              41,831                  905,323                   0.0%
     Telekom Austria AG ADR                                                   4,200                   63,420                   0.0%
     UNIQA Insurance Group AG                                                86,815                  968,025                   0.0%
#    Verbund AG                                                              68,196                1,380,025                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
AUSTRIA -- (Continued)
     Vienna Insurance Group AG Wiener Versicherung Gruppe                    43,607     $          2,099,277                   0.0%
     Voestalpine AG                                                         139,457                5,586,355                   0.1%
     Wienerberger AG                                                        285,913                3,457,461                   0.0%
*    Wolford AG                                                               1,281                   31,289                   0.0%
     Zumtobel Group AG                                                       55,974                  987,098                   0.0%
                                                                                        --------------------    ------------------
TOTAL AUSTRIA                                                                                     54,090,008                   0.4%
                                                                                        --------------------    ------------------
BELGIUM -- (1.3%)
*    Ablynx NV                                                               34,801                  347,983                   0.0%
     Ackermans & van Haaren NV                                               64,560                8,051,105                   0.1%
     Ageas                                                                  381,507               12,752,983                   0.1%
*    AGFA-Gevaert NV                                                        475,579                1,199,849                   0.0%
     Anheuser-Busch InBev NV                                                322,414               35,753,896                   0.3%
#    Anheuser-Busch InBev NV Sponsored ADR                                  121,204               13,451,220                   0.1%
     Arseus NV                                                               49,191                1,962,346                   0.0%
     Atenor Group                                                                43                    1,980                   0.0%
     Banque Nationale de Belgique                                               320                1,303,629                   0.0%
     Barco NV                                                                27,489                2,026,838                   0.0%
     Belgacom SA                                                            381,950               14,425,692                   0.1%
     Cie d'Entreprises CFE                                                   20,722                2,240,979                   0.0%
     Cie Immobiliere de Belgique SA                                           2,277                  119,856                   0.0%
     Cie Maritime Belge SA                                                   22,058                  432,010                   0.0%
#    Colruyt SA                                                              75,855                3,454,831                   0.1%
     D'ieteren SA                                                            32,829                1,188,722                   0.0%
     Deceuninck NV                                                          136,124                  337,949                   0.0%
     Delhaize Group SA                                                      125,318                8,568,600                   0.1%
     Delhaize Group SA Sponsored ADR                                        252,036                4,294,694                   0.1%
     Econocom Group SA                                                       90,340                  583,922                   0.0%
     Elia System Operator SA                                                 47,621                2,362,257                   0.0%
#*   Euronav NV                                                              86,591                  918,987                   0.0%
#    EVS Broadcast Equipment SA                                              11,327                  367,110                   0.0%
     Exmar NV                                                                79,186                1,106,924                   0.0%
*    Hamon & CIE SA                                                             743                    9,688                   0.0%
*    Ion Beam Applications                                                   33,269                  581,184                   0.0%
     Jensen-Group NV                                                          2,121                   39,826                   0.0%
*    KBC Groep NV                                                           207,752               11,159,553                   0.1%
     Kinepolis Group NV                                                      56,685                2,270,624                   0.0%
     Lotus Bakeries                                                             107                  124,848                   0.0%
#*   MDxHealth                                                                4,082                   19,176                   0.0%
     Melexis NV                                                              33,075                1,510,285                   0.0%
*    Mobistar SA                                                             89,520                1,919,540                   0.0%
#    NV Bekaert SA                                                           78,163                2,457,281                   0.0%
#*   Nyrstar NV                                                             849,458                2,866,959                   0.0%
*    Picanol                                                                    688                   22,737                   0.0%
*    RealDolmen NV/SA                                                         1,807                   42,972                   0.0%
     Recticel SA                                                             71,271                  543,783                   0.0%
#    Resilux                                                                    424                   56,183                   0.0%
*    Roularta Media Group NV                                                  4,380                   65,895                   0.0%
*    Sapec                                                                      190                    6,711                   0.0%
     Sioen Industries NV                                                     18,346                  259,021                   0.0%
#    Sipef SA                                                                10,557                  732,689                   0.0%
     Solvay SA                                                              115,045               15,705,907                   0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
BELGIUM -- (Continued)
*    Telenet Group Holding NV                                                52,542     $          2,972,922                   0.0%
#*   Tessenderlo Chemie NV                                                   52,129                1,352,417                   0.0%
#*   ThromboGenics NV                                                         4,877                   42,871                   0.0%
     UCB SA                                                                  91,641                7,390,505                   0.1%
     Umicore SA                                                             208,338                8,176,948                   0.1%
     Van de Velde NV                                                         13,313                  616,910                   0.0%
*    Viohalco SA                                                            176,559                  569,670                   0.0%
                                                                                        --------------------    ------------------
TOTAL BELGIUM                                                                                    178,771,467                   1.5%
                                                                                        --------------------    ------------------
CANADA -- (8.4%)
#*   5N Plus, Inc.                                                          163,492                  351,050                   0.0%
     Absolute Software Corp.                                                 87,863                  552,725                   0.0%
#    Acadian Timber Corp.                                                       400                    5,057                   0.0%
*    Advantage Oil & Gas, Ltd.                                              552,179                2,366,376                   0.0%
#    AG Growth International, Inc.                                           26,378                1,093,457                   0.0%
     AGF Management, Ltd. Class B                                           233,242                2,119,159                   0.0%
*    AgJunction, Inc.                                                        46,880                   25,373                   0.0%
     Agnico Eagle Mines, Ltd.(2009823)                                      146,426                3,450,669                   0.0%
     Agnico Eagle Mines, Ltd.(008474108)                                     39,852                  936,522                   0.0%
     Agrium, Inc.(2213538)                                                   90,792                8,883,043                   0.1%
#    Agrium, Inc.(008916108)                                                119,200               11,660,144                   0.1%
     AGT Food & Ingredient, Inc.                                             43,951                1,079,813                   0.0%
     Aimia, Inc.                                                            176,807                2,549,234                   0.0%
*    Air Canada Class A                                                      69,620                  580,038                   0.0%
     Akita Drilling, Ltd. Class A                                            11,400                  139,889                   0.0%
#    Alacer Gold Corp.                                                      436,084                  723,550                   0.0%
*    Alamos Gold, Inc.(011527108)                                           118,640                  886,241                   0.0%
     Alamos Gold, Inc.(2411707)                                             144,442                1,077,820                   0.0%
#*   Alexco Resource Corp.                                                   70,276                   34,918                   0.0%
     Algoma Central Corp.                                                    11,860                  169,000                   0.0%
#    Algonquin Power & Utilities Corp.                                      408,113                3,331,387                   0.0%
     Alimentation Couche-Tard, Inc. Class B                                 232,059                7,875,655                   0.1%
#    AltaGas, Ltd.                                                           76,505                3,156,455                   0.0%
#*   Alterra Power Corp.                                                    170,495                   48,408                   0.0%
#    Altus Group, Ltd.                                                       60,526                1,173,411                   0.0%
#*   Alumasc Group P.L.C. (The)                                             134,429                  310,115                   0.0%
#*   Alvopetro Energy, Ltd.                                                 182,934                   77,910                   0.0%
#*   Amaya Gaming Group, Inc.                                                32,500                  987,645                   0.0%
*    Amerigo Resources, Ltd.                                                153,100                   48,224                   0.0%
     Amica Mature Lifestyles, Inc.                                            2,500                   15,993                   0.0%
*    Anderson Energy, Ltd.                                                  116,562                   23,270                   0.0%
     Andrew Peller, Ltd. Class A                                              2,000                   26,512                   0.0%
#    ARC Resources, Ltd.                                                    202,340                4,771,924                   0.1%
#*   Argonaut Gold, Inc.                                                    286,755                  610,631                   0.0%
     Arsenal Energy, Inc.                                                    21,692                  159,552                   0.0%
#*   Artek Exploration, Ltd.                                                117,468                  268,903                   0.0%
     Atco, Ltd. Class I                                                      81,768                3,322,811                   0.0%
#*   Athabasca Oil Corp.                                                    912,965                2,956,676                   0.0%
*    ATS Automation Tooling Systems, Inc.                                   121,349                1,518,141                   0.0%
     AuRico Gold, Inc.(05155C105)                                            18,902                   60,675                   0.0%
#    AuRico Gold, Inc.(2287317)                                             642,892                2,059,217                   0.0%
     AutoCanada, Inc.                                                        36,342                2,018,552                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
CANADA -- (Continued)
#*   Avigilon Corp.                                                          72,942     $          1,008,975                   0.0%
     Axia NetMedia Corp.                                                     50,400                  119,846                   0.0%
#*   B2Gold Corp.                                                         1,338,589                2,232,863                   0.0%
     Badger Daylighting, Ltd.                                                74,650                1,834,043                   0.0%
#*   Ballard Power Systems, Inc.                                            162,070                  454,409                   0.0%
#    Bank of Montreal(2076009)                                              293,912               21,313,542                   0.2%
     Bank of Montreal(063671101)                                              9,702                  704,365                   0.0%
     Bank of Nova Scotia (The)(064149107)                                   278,603               17,078,364                   0.2%
     Bank of Nova Scotia (The)(2076281)                                     270,575               16,569,881                   0.2%
*    Bankers Petroleum, Ltd.                                                956,978                3,676,602                   0.0%
     Barrick Gold Corp.(067901108)                                          621,876                7,381,668                   0.1%
     Barrick Gold Corp.(2024644)                                            334,594                3,972,200                   0.0%
#    Baytex Energy Corp.(B4VGVM3)                                            34,578                1,056,622                   0.0%
#    Baytex Energy Corp.(07317Q105)                                          71,125                2,172,869                   0.0%
     BCE, Inc.(B188TH2)                                                      64,386                2,859,251                   0.0%
     BCE, Inc.(05534B760)                                                    19,439                  864,452                   0.0%
*    Bellatrix Exploration, Ltd.                                            221,708                1,036,690                   0.0%
*    Birch Mountain Resources, Ltd.                                           1,200                       --                   0.0%
#*   Birchcliff Energy, Ltd.                                                333,018                2,576,564                   0.0%
#    Bird Construction, Inc.                                                 33,293                  397,903                   0.0%
#    Black Diamond Group, Ltd.                                               95,917                1,638,261                   0.0%
#*   BlackBerry, Ltd.(09228F103)                                            368,707                3,871,423                   0.0%
#*   BlackBerry, Ltd.(BCBHZ31)                                              251,190                2,638,827                   0.0%
*    BlackPearl Resources, Inc.                                             468,460                  673,355                   0.0%
#    BMTC Group, Inc. Class A                                                 1,600                   22,004                   0.0%
#*   BNK Petroleum, Inc.                                                    194,022                   91,240                   0.0%
#    Bombardier, Inc. Class A                                                25,790                   86,268                   0.0%
#    Bombardier, Inc. Class B                                               793,391                2,611,668                   0.0%
#    Bonavista Energy Corp.                                                 326,259                3,065,599                   0.0%
#    Bonterra Energy Corp.                                                   76,299                3,430,256                   0.0%
     Boralex, Inc. Class A                                                   68,265                  796,491                   0.0%
     Brookfield Asset Management, Inc. Class A                              116,460                5,700,810                   0.1%
*    Brookfield Residential Properties, Inc.(B4NHCK9)                        29,500                  685,875                   0.0%
*    Brookfield Residential Properties, Inc.(B54FPW2)                         3,827                   89,032                   0.0%
#*   BRP, Inc.                                                               27,194                  592,354                   0.0%
     Bumi Serpong Damai Tbk PT                                              192,523                2,502,517                   0.0%
     CAE, Inc.(2162760)                                                     198,315                2,540,853                   0.0%
     CAE, Inc.(124765108)                                                    15,136                  195,557                   0.0%
     Caledonia Mining Corp.                                                   8,300                    6,112                   0.0%
     Calfrac Well Services, Ltd.                                            158,903                1,903,368                   0.0%
     Calian Technologies, Ltd.                                                3,277                   53,936                   0.0%
     Calvalley Petroleum, Inc. Class A                                       28,165                   30,738                   0.0%
     Cameco Corp.(13321L108)                                                 98,075                1,704,543                   0.0%
     Cameco Corp.(2166160)                                                  176,782                3,069,628                   0.0%
#    Canaccord Genuity Group, Inc.                                          379,070                3,208,664                   0.0%
*    Canacol Energy, Ltd.                                                    53,284                  182,019                   0.0%
#    Canadian Energy Services & Technology Corp.                            278,320                2,148,426                   0.0%
#    Canadian Imperial Bank of Commerce(2170525)                             97,155                8,869,418                   0.1%
#    Canadian Imperial Bank of Commerce(136069101)                           20,061                1,832,572                   0.0%
     Canadian National Railway Co.(2180632)                                 108,800                7,670,687                   0.1%
     Canadian National Railway Co.(136375102)                                80,315                5,668,633                   0.1%
     Canadian Natural Resources, Ltd.(136385101)                            710,664               24,787,960                   0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
CANADA -- (Continued)
     Canadian Natural Resources, Ltd.(2171573)                              498,445     $         17,393,942                   0.2%
     Canadian Oil Sands, Ltd.                                               758,331               11,882,459                   0.1%
     Canadian Pacific Railway, Ltd.(2793115)                                 38,902                8,091,740                   0.1%
     Canadian Pacific Railway, Ltd.(13645T100)                                1,271                  263,961                   0.0%
#    Canadian Tire Corp., Ltd. Class A                                       92,715               10,165,292                   0.1%
     Canadian Utilities, Ltd. Class A                                        64,764                2,238,770                   0.0%
#    Canadian Western Bank                                                  117,378                3,931,520                   0.0%
     Canam Group, Inc. Class A                                              101,372                  881,457                   0.0%
     CanElson Drilling, Inc.                                                276,923                1,353,840                   0.0%
#    Canexus Corp.                                                          130,004                  446,400                   0.0%
*    Canfor Corp.                                                           148,039                3,446,647                   0.0%
     Canfor Pulp Products, Inc.                                             108,415                1,212,039                   0.0%
#    CanWel Building Materials Group, Ltd.                                   25,250                  139,351                   0.0%
     Canyon Services Group, Inc.                                             89,058                  860,513                   0.0%
     Capital Power Corp.                                                    152,524                3,461,749                   0.0%
#    Capstone Infrastructure Corp.                                          241,892                  916,445                   0.0%
*    Capstone Mining Corp.                                                  356,952                  668,266                   0.0%
     Cascades, Inc.                                                         207,490                1,154,308                   0.0%
*    Catamaran Corp.(B3N9ZT8)                                                90,035                4,291,968                   0.1%
*    Catamaran Corp.(B8J4N87)                                                38,400                1,829,626                   0.0%
#    Cathedral Energy Services, Ltd.                                         45,147                  124,579                   0.0%
     CCL Industries, Inc. Class B                                            42,600                4,306,680                   0.1%
*    Celestica, Inc.                                                        379,388                4,167,360                   0.1%
     Cenovus Energy, Inc.(B57FG04)                                          160,717                3,977,106                   0.1%
     Cenovus Energy, Inc.(15135U109)                                        183,427                4,541,653                   0.1%
     Centerra Gold, Inc.                                                    425,878                1,662,627                   0.0%
#*   Cequence Energy, Ltd.                                                  488,454                  619,750                   0.0%
     Cervus Equipment Corp.                                                   2,531                   41,208                   0.0%
#*   CGI Group, Inc. Class A(2159740)                                       131,886                4,527,456                   0.1%
*    CGI Group, Inc. Class A(39945C109)                                      44,610                1,532,354                   0.0%
#*   China Gold International Resources Corp., Ltd.                         188,500                  361,262                   0.0%
#*   Chinook Energy, Inc.                                                   102,170                  141,418                   0.0%
     CI Financial Corp.                                                      73,200                2,128,356                   0.0%
#    Cineplex, Inc.                                                          65,667                2,473,910                   0.0%
     Clairvest Group, Inc.                                                      516                   11,560                   0.0%
#    Clarke, Inc.                                                            16,200                  140,432                   0.0%
*    Claude Resources, Inc.                                                 262,411                   51,223                   0.0%
     Clearwater Seafoods, Inc.                                               16,695                  166,054                   0.0%
     Cogeco Cable, Inc.                                                      83,871                4,573,632                   0.1%
     Cogeco, Inc.                                                             2,698                  135,804                   0.0%
     Colabor Group, Inc.                                                     27,021                   84,871                   0.0%
#    COM DEV International, Ltd.                                            207,478                  681,131                   0.0%
     Computer Modelling Group, Ltd.                                          71,046                  738,165                   0.0%
#*   Connacher Oil and Gas, Ltd.                                            783,434                   69,512                   0.0%
     Constellation Software, Inc.                                            21,024                5,922,648                   0.1%
     Contrans Group, Inc. Class A                                            41,607                  551,167                   0.0%
#*   Copper Mountain Mining Corp.                                           407,915                  756,437                   0.0%
     Corby Spirit and Wine, Ltd.                                             12,085                  225,391                   0.0%
#*   Corridor Resources, Inc.                                                89,500                  114,352                   0.0%
#    Corus Entertainment, Inc. Class B                                      244,399                4,497,436                   0.1%
     Cott Corp.(22163N106)                                                   14,547                   88,300                   0.0%
     Cott Corp.(2228952)                                                    174,549                1,057,779                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
CANADA -- (Continued)
#    Crescent Point Energy Corp.(B67C8W8)                                   151,938     $          5,021,685                   0.1%
     Crescent Point Energy Corp.(22576C101)                                  10,001                  330,333                   0.0%
*    Crew Energy, Inc.                                                      345,337                2,157,111                   0.0%
*    DeeThree Exploration, Ltd.                                             280,902                1,602,591                   0.0%
*    Delphi Energy Corp.                                                    393,993                  737,612                   0.0%
#*   Denison Mines Corp.                                                    952,928                  896,237                   0.0%
*    Descartes Systems Group, Inc. (The)                                     61,729                  870,850                   0.0%
#    DH Corp.                                                               156,257                4,991,129                   0.1%
*    DHX Media, Ltd.                                                         53,331                  473,664                   0.0%
#    DirectCash Payments, Inc.                                               21,247                  299,745                   0.0%
     Dollarama, Inc.                                                         32,862                2,887,179                   0.0%
*    Dominion Diamond Corp.(257287102)                                      123,692                1,732,925                   0.0%
*    Dominion Diamond Corp.(B95LX89)                                        110,079                1,540,256                   0.0%
     Dorel Industries, Inc. Class B                                          78,079                2,426,092                   0.0%
#*   DragonWave, Inc.                                                        43,606                   46,428                   0.0%
#*   Dundee Precious Metals, Inc.                                           222,307                  633,162                   0.0%
     E-L Financial Corp., Ltd.                                                   88                   53,875                   0.0%
*    Eastern Platinum, Ltd.                                                  85,952                   66,349                   0.0%
     easyhome, Ltd.                                                             500                   10,403                   0.0%
     EGI Financial Holdings, Inc.                                               900                    9,487                   0.0%
#    Eldorado Gold Corp.(284902103)                                         220,295                1,207,217                   0.0%
     Eldorado Gold Corp.(2307873)                                         1,236,524                6,758,341                   0.1%
#    Emera, Inc.                                                             37,182                1,250,012                   0.0%
     Empire Co., Ltd.                                                        47,838                3,309,462                   0.0%
#    Enbridge Income Fund Holdings, Inc.                                    109,808                2,893,658                   0.0%
     Enbridge, Inc.(2466149)                                                111,774                5,288,947                   0.1%
     Enbridge, Inc.(29250N105)                                               50,519                2,392,580                   0.0%
     Encana Corp.(2793193)                                                  219,990                4,099,011                   0.1%
#    Encana Corp.(292505104)                                                291,754                5,435,377                   0.1%
*    Endeavour Mining Corp.                                               1,003,561                  427,407                   0.0%
#*   Endeavour Silver Corp.                                                 206,485                  630,237                   0.0%
     Enerflex, Ltd.                                                          46,881                  669,699                   0.0%
#*   Energy Fuels, Inc.                                                       7,838                   47,361                   0.0%
     Enerplus Corp.(292766102)                                              240,910                3,445,013                   0.0%
#    Enerplus Corp.(B584T89)                                                177,287                2,538,851                   0.0%
     Enghouse Systems, Ltd.                                                  28,177                  946,525                   0.0%
     Ensign Energy Services, Inc.                                           278,625                3,144,590                   0.0%
#*   Epsilon Energy, Ltd.                                                   126,315                  411,318                   0.0%
     Equitable Group, Inc.                                                   13,470                  781,393                   0.0%
*    Equity Financial Holdings, Inc.                                            100                      753                   0.0%
#*   Essential Energy Services Trust                                        254,556                  456,238                   0.0%
     Evertz Technologies, Ltd.                                               32,238                  485,980                   0.0%
*    Excellon Resources, Inc.                                                16,100                   11,714                   0.0%
#    Exchange Income Corp.                                                   19,622                  334,969                   0.0%
     Exco Technologies, Ltd.                                                 11,223                  109,238                   0.0%
#*   EXFO, Inc.                                                              31,042                  115,404                   0.0%
#    Extendicare, Inc.                                                      176,138                1,275,264                   0.0%
     Fairfax Financial Holdings, Ltd.                                        19,885                9,085,119                   0.1%
     Fiera Capital Corp.                                                     12,100                  138,602                   0.0%
     Finning International, Inc.                                            343,962                8,880,967                   0.1%
     First Capital Realty, Inc.                                             103,766                1,694,984                   0.0%
#*   First Majestic Silver Corp.(2833583)                                   114,673                  588,093                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
CANADA -- (Continued)
#*   First Majestic Silver Corp.(32076V103)                                 131,078     $            672,430                   0.0%
     First National Financial Corp.                                             278                    5,747                   0.0%
     First Quantum Minerals, Ltd.                                           539,408                8,136,230                   0.1%
     FirstService Corp.(33761N109)                                            8,511                  449,125                   0.0%
     FirstService Corp.(2350231)                                             13,406                  708,452                   0.0%
#    Fortis, Inc.                                                            84,328                2,747,459                   0.0%
#*   Fortress Paper, Ltd. Class A                                            20,464                   37,767                   0.0%
*    Fortuna Silver Mines, Inc.                                             234,774                  812,403                   0.0%
*    Fraser Papers, Inc.                                                      6,400                       --                   0.0%
     Gamehost, Inc.                                                           1,178                   17,403                   0.0%
*    GBS Gold International, Inc.                                            42,400                       --                   0.0%
#    Genworth MI Canada, Inc.                                               114,409                3,999,569                   0.1%
     George Weston, Ltd.                                                     83,855                6,850,955                   0.1%
#    Gibson Energy, Inc.                                                    201,222                5,852,497                   0.1%
     Gildan Activewear, Inc.                                                 84,300                5,021,873                   0.1%
#    Glacier Media, Inc.                                                     22,700                   33,636                   0.0%
#    GLENTEL, Inc.                                                            9,100                   81,065                   0.0%
     Gluskin Sheff + Associates, Inc.                                        73,705                1,925,270                   0.0%
*    GLV, Inc. Class A                                                       12,023                   24,536                   0.0%
     GMP Capital, Inc.                                                      112,200                  664,011                   0.0%
     Goldcorp, Inc.(2676302)                                                173,996                3,265,175                   0.0%
     Goldcorp, Inc.(380956409)                                              232,636                4,368,904                   0.1%
#*   Golden Star Resources, Ltd.                                            423,301                  120,187                   0.0%
*    Gran Tierra Energy, Inc.(38500T101)                                     55,835                  254,608                   0.0%
*    Gran Tierra Energy, Inc.(B2PPCS5)                                      641,723                2,926,628                   0.0%
*    Great Canadian Gaming Corp.                                             93,463                1,695,030                   0.0%
#*   Great Panther Silver, Ltd.                                              98,337                   68,929                   0.0%
     Great-West Lifeco, Inc.                                                117,900                3,303,564                   0.0%
*    Heroux-Devtek, Inc.                                                     37,512                  338,159                   0.0%
     High Liner Foods, Inc.                                                  20,305                  396,894                   0.0%
#    HNZ Group, Inc.                                                          6,940                  122,353                   0.0%
     Home Capital Group, Inc.                                                55,600                2,664,932                   0.0%
#    Horizon North Logistics, Inc.                                          208,556                  588,446                   0.0%
     HudBay Minerals, Inc.(B05BQ98)                                          20,193                  154,880                   0.0%
     HudBay Minerals, Inc.(B05BDX1)                                         556,220                4,259,064                   0.1%
#    Hudson's Bay Co.                                                        96,411                1,673,217                   0.0%
#    Husky Energy, Inc.                                                     366,599                8,850,680                   0.1%
*    IAMGOLD Corp.(450913108)                                               214,417                  405,248                   0.0%
*    IAMGOLD Corp.(2446646)                                                 792,408                1,504,594                   0.0%
#    IGM Financial, Inc.                                                     42,700                1,707,924                   0.0%
#*   Imax Corp.(2014258)                                                     45,620                1,343,443                   0.0%
#*   Imax Corp.(45245E109)                                                   50,554                1,489,321                   0.0%
#*   Imperial Metals Corp.                                                   71,919                  608,126                   0.0%
     Imperial Oil, Ltd.(2454241)                                             39,803                1,915,192                   0.0%
#    Imperial Oil, Ltd.(453038408)                                           87,681                4,198,166                   0.1%
*    Imris, Inc.                                                             14,500                    4,889                   0.0%
#    Indigo Books & Music, Inc.                                               5,523                   62,039                   0.0%
#    Industrial Alliance Insurance & Financial Services, Inc.               184,166                7,421,871                   0.1%
#    Innergex Renewable Energy, Inc.                                        204,783                2,004,132                   0.0%
     Intact Financial Corp.                                                  94,112                6,310,318                   0.1%
#    Inter Pipeline, Ltd.                                                    76,148                2,399,197                   0.0%
*    Interfor Corp.                                                         179,045                2,722,888                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
CANADA -- (Continued)
     Intertape Polymer Group, Inc.                                          108,784     $          1,593,562                   0.0%
*    Ithaca Energy, Inc.                                                    640,663                  818,557                   0.0%
#*   Ivanhoe Energy, Inc.                                                     8,552                    9,637                   0.0%
     Jean Coutu Group PJC, Inc. (The) Class A                                86,000                1,971,732                   0.0%
     Just Energy Group, Inc.(B693818)                                         6,432                   31,324                   0.0%
#    Just Energy Group, Inc.(B63MCN1)                                       191,645                  933,527                   0.0%
#    K-Bro Linen, Inc.                                                        3,855                  135,449                   0.0%
#*   Katanga Mining, Ltd.                                                   525,231                  181,749                   0.0%
*    Kelt Exploration, Ltd.                                                  31,250                  263,132                   0.0%
     Keyera Corp.                                                            69,802                5,552,946                   0.1%
#    Killam Properties, Inc.                                                129,704                1,270,513                   0.0%
*    Kingsway Financial Services, Inc.                                       15,975                  103,471                   0.0%
*    Kinross Gold Corp.(496902404)                                           52,598                  113,086                   0.0%
*    Kinross Gold Corp.(B03Z841)                                          1,428,538                3,054,680                   0.0%
#*   Kirkland Lake Gold, Inc.                                                31,312                   97,238                   0.0%
*    Knight Therapeutics, Inc.                                               11,933                   61,621                   0.0%
#*   Lake Shore Gold Corp.                                                1,179,529                  858,182                   0.0%
     Laurentian Bank of Canada                                              115,546                5,082,978                   0.1%
*    Legacy Oil + Gas, Inc.                                                 365,814                1,489,806                   0.0%
#    Leisureworld Senior Care Corp.                                          65,673                  825,683                   0.0%
     Leon's Furniture, Ltd.                                                  36,579                  466,710                   0.0%
*    Leucrotta Exploration, Inc.                                            216,823                  323,200                   0.0%
#    Lightstream Resources, Ltd.                                            567,737                1,501,136                   0.0%
     Linamar Corp.                                                          101,372                5,178,107                   0.1%
#    Liquor Stores N.A., Ltd.                                                41,250                  475,800                   0.0%
     Loblaw Cos., Ltd.                                                      101,038                5,264,123                   0.1%
#    Long Run Exploration, Ltd.                                             486,927                1,378,197                   0.0%
     Lucara Diamond Corp.                                                   489,944                  991,147                   0.0%
*    Lundin Mining Corp.                                                    509,154                2,272,343                   0.0%
     MacDonald Dettwiler & Associates, Ltd.                                  38,317                2,921,754                   0.0%
     Magellan Aerospace Corp.                                                23,337                  256,137                   0.0%
     Magna International, Inc.                                              160,425               15,833,971                   0.1%
*    Mainstreet Equity Corp.                                                  5,682                  205,642                   0.0%
#    Major Drilling Group International, Inc.                               154,468                  901,823                   0.0%
     Mandalay Resources Corp.                                               608,769                  518,538                   0.0%
#    Manitoba Telecom Services, Inc.                                         93,264                2,458,519                   0.0%
#    Manulife Financial Corp.(56501R106)                                    385,190                7,307,054                   0.1%
#    Manulife Financial Corp.(2492519)                                      581,659               11,039,161                   0.1%
     Maple Leaf Foods, Inc.                                                 261,443                4,523,436                   0.1%
     Martinrea International, Inc.                                          321,952                3,413,625                   0.0%
#*   Maxim Power Corp.                                                       24,537                   56,605                   0.0%
#    McCoy Global, Inc.                                                       1,600                    6,786                   0.0%
#    Mediagrif Interactive Technologies, Inc.                                 1,100                   17,568                   0.0%
#    Medical Facilities Corp.                                                51,969                  830,914                   0.0%
*    MEG Energy Corp.                                                       125,582                3,030,771                   0.0%
     Melcor Developments, Ltd.                                                  900                   19,652                   0.0%
*    Mercator Minerals, Ltd.                                                131,933                       --                   0.0%
#    Methanex Corp.                                                         127,300                7,565,373                   0.1%
     Metro, Inc.                                                            147,587               10,371,226                   0.1%
#*   Migao Corp.                                                             61,406                   79,546                   0.0%
*    Mitel Networks Corp.                                                    79,807                  744,215                   0.0%
#*   Mood Media Corp.                                                        78,868                   37,788                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
CANADA -- (Continued)
     Morneau Shepell, Inc.                                                   91,214     $          1,346,702                   0.0%
#    MTY Food Group, Inc.                                                     5,139                  149,512                   0.0%
#    Mullen Group, Ltd.                                                     271,456                5,274,732                   0.1%
*    NAPEC, Inc.                                                              9,700                    7,402                   0.0%
     National Bank of Canada                                                425,765               19,900,892                   0.2%
#    Nevsun Resources, Ltd.                                                 469,543                1,587,293                   0.0%
#    New Flyer Industries, Inc.                                              54,503                  628,667                   0.0%
*    New Gold, Inc.                                                         950,515                3,449,365                   0.0%
*    New Millennium Iron Corp.                                               65,755                   10,502                   0.0%
     Newalta Corp.                                                          134,332                2,425,497                   0.0%
#*   Niko Resources, Ltd.                                                    91,915                   25,282                   0.0%
#    Norbord, Inc.                                                           72,816                1,424,598                   0.0%
     North American Energy Partners, Inc.(B1HTYS2)                           17,176                   91,744                   0.0%
     North American Energy Partners, Inc.(656844107)                          6,310                   34,137                   0.0%
#*   North American Palladium, Ltd.                                         239,959                   38,324                   0.0%
     North West Co., Inc. (The)                                              95,892                1,982,417                   0.0%
#    Northland Power, Inc.                                                  172,535                2,567,244                   0.0%
#*   Novagold Resources, Inc.                                               145,071                  356,547                   0.0%
*    NuVista Energy, Ltd.                                                   298,110                2,742,914                   0.0%
#*   OceanaGold Corp.                                                       814,502                1,329,740                   0.0%
     Onex Corp.                                                              76,987                4,343,732                   0.1%
     Open Text Corp.                                                         98,000                5,412,803                   0.1%
*    Orvana Minerals Corp.                                                   23,324                    6,312                   0.0%
#*   Osisko Gold Royalties, Ltd.                                             85,851                1,072,517                   0.0%
     Pacific Rubiales Energy Corp.                                          789,984               11,915,823                   0.1%
*    Painted Pony Petroleum, Ltd.                                           199,813                1,893,441                   0.0%
     Pan American Silver Corp.(697900108)                                     8,535                   78,778                   0.0%
     Pan American Silver Corp.(2669272)                                     274,903                2,541,584                   0.0%
*    Paramount Resources, Ltd. Class A                                       37,466                1,569,040                   0.0%
*    Parex Resources, Inc.                                                  374,714                3,434,449                   0.0%
#    Parkland Fuel Corp.                                                    135,911                2,659,010                   0.0%
#    Pason Systems, Inc.                                                    125,981                3,014,691                   0.0%
*    Pembina Pipeline Corp.(B4PPQG5)                                         13,562                  562,009                   0.0%
#    Pembina Pipeline Corp.(B4PT2P8)                                         82,399                3,418,641                   0.0%
#    Pengrowth Energy Corp.                                                 993,443                4,010,617                   0.1%
     Penn West Petroleum, Ltd.(707887105)                                   160,620                  726,002                   0.0%
#    Penn West Petroleum, Ltd.(B63FY34)                                     644,148                2,914,826                   0.0%
*    Performance Sports Group, Ltd.                                          33,694                  582,967                   0.0%
#*   Perpetual Energy, Inc.                                                 168,529                  209,344                   0.0%
#    Peyto Exploration & Development Corp.                                  137,590                3,883,350                   0.0%
#    PHX Energy Services Corp.                                               90,742                  943,611                   0.0%
#*   Pilot Gold, Inc.                                                        10,300                    7,037                   0.0%
#*   Points International, Ltd.                                               6,420                   95,982                   0.0%
*    Polaris Minerals Corp.                                                   7,200                   14,054                   0.0%
*    Poseidon Concepts Corp.                                                 64,303                       96                   0.0%
     Potash Corp. of Saskatchewan, Inc.(2696980)                             77,200                2,635,095                   0.0%
#    Potash Corp. of Saskatchewan, Inc.(73755L107)                           82,811                2,829,652                   0.0%
     Precision Drilling Corp.(74022D308)                                    284,527                2,367,265                   0.0%
     Precision Drilling Corp.(B5YPLH9)                                      419,154                3,492,175                   0.0%
#    Premium Brands Holdings Corp.                                           41,389                  908,902                   0.0%
*    Primero Mining Corp.(74164W106)                                         81,988                  280,399                   0.0%
*    Primero Mining Corp.(B4Z8FV2)                                          121,855                  416,256                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
CANADA -- (Continued)
     Progressive Waste Solutions, Ltd.(B3DJGB7)                             160,566     $          4,689,972                   0.1%
     Progressive Waste Solutions, Ltd.(74339G101)                            71,463                2,088,863                   0.0%
#    Pulse Seismic, Inc.                                                     91,140                  240,172                   0.0%
     Pure Technologies, Ltd.                                                  6,396                   45,230                   0.0%
*    QLT, Inc.                                                               59,679                  237,752                   0.0%
     Quebecor, Inc. Class B                                                 119,800                3,075,120                   0.0%
#*   Questerre Energy Corp. Class A                                          81,025                   52,481                   0.0%
     Reitmans Canada, Ltd.                                                    1,346                    7,178                   0.0%
     Reitmans Canada, Ltd. Class A                                          108,737                  593,348                   0.0%
     Richelieu Hardware, Ltd.                                                21,335                1,012,184                   0.0%
*    Richmont Mines, Inc.                                                    54,902                  113,014                   0.0%
#    Ritchie Bros Auctioneers, Inc.(2345390)                                 62,100                1,517,994                   0.0%
     Ritchie Bros Auctioneers, Inc.(767744105)                               29,529                  720,212                   0.0%
*    RMP Energy, Inc.                                                       369,791                1,942,383                   0.0%
*    Rock Energy, Inc.                                                      110,742                  543,368                   0.0%
#    Rocky Mountain Dealerships, Inc.                                        28,342                  268,319                   0.0%
#    Rogers Communications, Inc. Class B(2169051)                            37,700                1,417,618                   0.0%
     Rogers Communications, Inc. Class B(775109200)                          32,032                1,206,005                   0.0%
#    Rogers Sugar, Inc.                                                     226,850                  893,673                   0.0%
     RONA, Inc.                                                             345,262                4,212,193                   0.1%
#    Royal Bank of Canada(2754383)                                          313,665               22,267,279                   0.2%
     Royal Bank of Canada(780087102)                                        125,920                8,961,726                   0.1%
#    Russel Metals, Inc.                                                     91,371                2,663,180                   0.0%
*    San Gold Corp.                                                         182,431                    8,903                   0.0%
#*   Sandstorm Gold, Ltd.                                                   165,583                  476,012                   0.0%
*    Sandvine Corp.                                                         343,887                  854,340                   0.0%
     Saputo, Inc.                                                           139,284                3,952,178                   0.0%
#    Savanna Energy Services Corp.                                          293,414                1,582,855                   0.0%
*    Scorpio Mining Corp.                                                   182,679                   30,796                   0.0%
#    Sears Canada, Inc.                                                      15,055                  144,933                   0.0%
     Secure Energy Services, Inc.                                           109,342                2,024,726                   0.0%
*    SEMAFO, Inc.                                                           612,517                1,494,540                   0.0%
#*   Serinus Energy, Inc.                                                       346                      639                   0.0%
     Shaw Communications, Inc. Class B(82028K200)                           244,937                6,289,982                   0.1%
#    Shaw Communications, Inc. Class B(2801836)                              77,902                2,000,341                   0.0%
     ShawCor, Ltd.                                                           94,275                4,153,102                   0.1%
     Sherritt International Corp.                                           501,296                1,245,401                   0.0%
#*   Sierra Wireless, Inc.(826516106)                                        23,828                  652,411                   0.0%
#*   Sierra Wireless, Inc.(2418968)                                          51,526                1,409,930                   0.0%
*    Silver Standard Resources, Inc.(82823L106)                              14,136                   61,774                   0.0%
#*   Silver Standard Resources, Inc.(2218458)                               142,787                  622,052                   0.0%
     Silver Wheaton Corp.(828336107)                                         24,811                  430,967                   0.0%
     Silver Wheaton Corp.(B058ZX6)                                           72,680                1,263,299                   0.0%
     SNC-Lavalin Group, Inc.                                                 27,600                1,189,172                   0.0%
*    Solium Capital, Inc.                                                    16,806                  121,529                   0.0%
#*   Southern Pacific Resource Corp.                                        665,787                   17,722                   0.0%
*    Sprott Resource Corp.                                                   29,662                   55,005                   0.0%
#    Sprott, Inc.                                                           296,916                  637,538                   0.0%
#    Spyglass Resources Corp.                                               214,891                  202,107                   0.0%
*    St Andrew Goldfields, Ltd.                                              98,808                   20,602                   0.0%
     Stantec, Inc.                                                           57,965                3,672,668                   0.0%
     Stella-Jones, Inc.                                                      39,882                1,158,190                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
CANADA -- (Continued)
     Strad Energy Services, Ltd.                                              1,000     $              4,090                   0.0%
     Stuart Olson, Inc.                                                      21,376                  144,713                   0.0%
#    Student Transportation, Inc.                                           115,045                  722,700                   0.0%
     Sun Life Financial, Inc.(866796105)                                      8,848                  314,989                   0.0%
     Sun Life Financial, Inc.(2566124)                                      291,226               10,359,124                   0.1%
     Suncor Energy, Inc.(867224107)                                         812,323               28,869,959                   0.3%
     Suncor Energy, Inc.(B3NB1P2)                                           729,529               25,904,573                   0.2%
*    SunOpta, Inc.(8676EP108)                                                35,649                  504,790                   0.0%
*    SunOpta, Inc.(2817510)                                                  73,009                1,033,870                   0.0%
#    Superior Plus Corp.                                                    372,889                4,039,727                   0.1%
#    Surge Energy, Inc.                                                     500,172                2,773,679                   0.0%
#*   TAG Oil, Ltd.                                                           65,570                   92,504                   0.0%
     Talisman Energy, Inc.(87425E103)                                       630,175                4,020,516                   0.1%
     Talisman Energy, Inc.(2068299)                                       1,340,403                8,551,083                   0.1%
#*   Taseko Mines, Ltd.                                                     415,689                  545,867                   0.0%
     Teck Resources, Ltd. Class A                                             1,294                   22,503                   0.0%
     Teck Resources, Ltd. Class B(878742204)                                 49,729                  784,724                   0.0%
#    Teck Resources, Ltd. Class B(2879327)                                  216,273                3,417,614                   0.0%
#*   Tekmira Pharmaceuticals Corp.                                           12,300                  206,155                   0.0%
#    TELUS Corp.                                                             89,740                3,216,005                   0.0%
#*   Tembec, Inc.                                                           128,010                  324,838                   0.0%
#*   Teranga Gold Corp.(B5TDK82)                                            101,895                   39,780                   0.0%
#*   Teranga Gold Corp.(B4L8QT1)                                             41,624                   18,386                   0.0%
#*   Tethys Petroleum, Ltd.                                                  35,628                    9,167                   0.0%
#*   Theratechnologies, Inc.                                                 35,700                   12,037                   0.0%
#*   Thompson Creek Metals Co., Inc.                                        510,290                  964,392                   0.0%
#    Thomson Reuters Corp.                                                  155,678                5,791,738                   0.1%
     Tim Hortons, Inc.(B4R2V25)                                              42,900                3,476,002                   0.0%
     Tim Hortons, Inc.(88706M103)                                             7,969                  645,648                   0.0%
     Timminco, Ltd.                                                          17,306                       34                   0.0%
*    Timmins Gold Corp.                                                     383,822                  367,799                   0.0%
     TMX Group, Ltd.                                                         15,018                  722,351                   0.0%
#    TORC Oil & Gas, Ltd.                                                   243,929                2,287,682                   0.0%
     Toromont Industries, Ltd.                                              128,163                3,060,083                   0.0%
     Toronto-Dominion Bank (The)(891160509)                                 145,052                7,145,262                   0.1%
#    Toronto-Dominion Bank (The)(2897222)                                   701,544               34,527,879                   0.3%
#    Torstar Corp. Class B                                                  112,200                  655,052                   0.0%
     Total Energy Services, Inc.                                             63,991                1,111,702                   0.0%
*    Touchstone Exploration, Inc.                                            25,052                   13,337                   0.0%
*    Tourmaline Oil Corp.                                                    82,622                2,963,850                   0.0%
#    TransAlta Corp.(89346D107)                                              71,187                  691,226                   0.0%
#    TransAlta Corp.(2901628)                                               374,055                3,637,499                   0.0%
#    TransCanada Corp.                                                      232,070               11,438,258                   0.1%
     Transcontinental, Inc. Class A                                         190,530                2,601,710                   0.0%
     TransForce, Inc.                                                       260,506                6,370,210                   0.1%
     TransGlobe Energy Corp.(893662106)                                      30,106                  130,660                   0.0%
     TransGlobe Energy Corp.(2470548)                                        90,117                  390,996                   0.0%
     Trican Well Service, Ltd.                                              282,992                2,536,018                   0.0%
#    Trilogy Energy Corp.                                                    69,293                1,079,619                   0.0%
     Trinidad Drilling, Ltd.                                                392,186                2,554,142                   0.0%
*    TSO3, Inc.                                                               5,400                    7,522                   0.0%
*    Turquoise Hill Resources, Ltd.(900435108)                              270,904                  907,528                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
CANADA -- (Continued)
*    Turquoise Hill Resources, Ltd.(B7WJ1F5)                                507,436     $          1,701,884                   0.0%
*    TVA Group, Inc. Class B                                                  4,447                   32,473                   0.0%
#    Twin Butte Energy, Ltd.                                                803,479                1,069,357                   0.0%
     Uni-Select, Inc.                                                        20,568                  517,553                   0.0%
*    Valeant Pharmaceuticals International, Inc.(B3XSX46)                    42,811                5,690,154                   0.1%
*    Valeant Pharmaceuticals International, Inc.(91911K102)                  21,188                2,818,852                   0.0%
#    Valener, Inc.                                                           80,233                1,146,135                   0.0%
#    Veresen, Inc.                                                          162,210                2,546,023                   0.0%
*    Vermilion Energy, Inc.(923725105)                                       12,786                  719,085                   0.0%
#    Vermilion Energy, Inc.(B607XS1)                                         25,561                1,450,585                   0.0%
     Vicwest, Inc.                                                            8,008                   73,753                   0.0%
#    Wajax Corp.                                                             61,169                1,957,647                   0.0%
*    Wesdome Gold Mines, Ltd.                                                85,051                   55,088                   0.0%
     West Fraser Timber Co., Ltd.                                           105,529                5,536,515                   0.1%
     Western Energy Services Corp.                                           47,822                  303,383                   0.0%
     Western Forest Products, Inc.                                          841,838                1,732,899                   0.0%
#    WesternOne, Inc.                                                        54,988                  308,348                   0.0%
     Westjet Airlines, Ltd.                                                  25,767                  729,080                   0.0%
     Westshore Terminals Investment Corp.                                    61,978                1,888,953                   0.0%
     Whistler Blackcomb Holdings, Inc.                                       33,556                  566,586                   0.0%
#    Whitecap Resources, Inc.                                               363,765                4,709,050                   0.1%
#    Wi-Lan, Inc.                                                           237,232                  785,125                   0.0%
     Winpak, Ltd.                                                            39,587                1,044,952                   0.0%
#    WSP Global, Inc.                                                        97,837                2,978,384                   0.0%
     Yamana Gold, Inc.(98462Y100)                                           139,131                  553,741                   0.0%
     Yamana Gold, Inc.(2219279)                                             749,091                2,984,267                   0.0%
*    Yellow Media, Ltd.                                                       4,700                   68,641                   0.0%
#    Zargon Oil & Gas, Ltd.                                                  78,273                  425,725                   0.0%
     ZCL Composites, Inc.                                                    10,000                   60,157                   0.0%
                                                                                        --------------------    ------------------
TOTAL CANADA                                                                                   1,140,181,793                   9.3%
                                                                                        --------------------    ------------------
CHINA -- (0.0%)
*    Hanfeng Evergreen, Inc.                                                 42,625                    9,786                   0.0%
     Hopewell Highway Infrastructure, Ltd.                                   58,900                   28,486                   0.0%
*    Technovator International, Ltd.                                        738,000                  328,881                   0.0%
     Zhuhai Holdings Investment Group, Ltd.                                 294,000                   56,125                   0.0%
                                                                                        --------------------    ------------------
TOTAL CHINA                                                                                          423,278                   0.0%
                                                                                        --------------------    ------------------
DENMARK -- (1.4%)
     ALK-Abello A.S.                                                         14,255                1,607,628                   0.0%
*    Alm Brand A.S.                                                         297,277                1,622,917                   0.0%
#    Ambu A.S. Class B                                                       10,822                  764,700                   0.0%
     AP Moeller - Maersk A.S. Class A                                         1,700                3,867,420                   0.0%
     AP Moeller - Maersk A.S. Class B                                         3,890                9,077,611                   0.1%
#*   Auriga Industries A.S. Class B                                          37,850                1,955,742                   0.0%
#*   Bang & Olufsen A.S.                                                    133,052                1,032,696                   0.0%
*    Bavarian Nordic A.S.                                                    59,941                1,856,083                   0.0%
*    BoConcept Holding A.S. Class B                                             450                    6,635                   0.0%
     Brodrene Hartmann A.S.                                                   2,300                   66,248                   0.0%
     Carlsberg A.S. Class B                                                  86,851                7,660,137                   0.1%
     Chr Hansen Holding A.S.                                                212,687                8,567,854                   0.1%
     Coloplast A.S. Class B                                                  40,566                3,535,784                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
DENMARK -- (Continued)
#    D/S Norden A.S.                                                         58,059     $          1,526,764                   0.0%
     Danske Bank A.S.                                                       291,604                8,007,529                   0.1%
     Dfds A.S.                                                               12,548                1,063,471                   0.0%
     Djurslands Bank A.S.                                                     1,040                   35,284                   0.0%
     DSV A.S.                                                               467,022               13,978,514                   0.1%
#    East Asiatic Co., Ltd. A.S.                                             21,026                  189,401                   0.0%
#    FLSmidth & Co. A.S.                                                     70,774                3,208,862                   0.0%
     Fluegger A.S. Class B                                                      350                   21,814                   0.0%
*    Genmab A.S.                                                             45,143                1,967,854                   0.0%
     GN Store Nord A.S.                                                     387,683                9,020,391                   0.1%
     Gronlandsbanken A.S.                                                        33                    3,458                   0.0%
#    H Lundbeck A.S.                                                        101,588                2,154,210                   0.0%
*    H+H International A.S. Class B                                           5,798                   40,347                   0.0%
     Harboes Bryggeri A.S. Class B                                            2,462                   34,607                   0.0%
     IC Group A.S.                                                           18,057                  462,359                   0.0%
     Jeudan A.S.                                                              1,880                  176,728                   0.0%
*    Jyske Bank A.S.                                                        127,320                6,864,931                   0.1%
     NKT Holding A.S.                                                        55,642                2,886,238                   0.0%
     Nordjyske Bank A.S.                                                      3,195                   69,442                   0.0%
     Norresundby Bank A.S.                                                      880                   44,457                   0.0%
     Novo Nordisk A.S. Class B                                              391,894               17,714,674                   0.2%
#    Novo Nordisk A.S. Sponsored ADR                                        198,976                8,989,736                   0.1%
     Novozymes A.S. Class B                                                 101,871                4,717,308                   0.0%
     Pandora A.S.                                                           109,149                9,202,513                   0.1%
*    Parken Sport & Entertainment A.S.                                        5,510                   56,626                   0.0%
     PER Aarsleff A.S. Class B                                                3,483                  579,702                   0.0%
     Ringkjoebing Landbobank A.S.                                             4,635                  893,189                   0.0%
     Rockwool International A.S. Class A                                         55                    8,053                   0.0%
     Rockwool International A.S. Class B                                     14,370                2,091,988                   0.0%
*    Royal UNIBREW                                                           20,893                3,415,239                   0.0%
     Schouw & Co.                                                            37,080                1,642,853                   0.0%
     SimCorp A.S.                                                            51,231                1,546,066                   0.0%
     Solar A.S. Class B                                                       8,307                  384,648                   0.0%
     Spar Nord Bank A.S.                                                    100,698                1,017,893                   0.0%
*    Sydbank A.S.                                                           170,067                5,398,943                   0.1%
     TDC A.S.                                                             1,305,790                9,972,391                   0.1%
     Tivoli A.S.                                                                 90                   45,242                   0.0%
*    TK Development A.S.                                                    248,337                  364,122                   0.0%
*    Topdanmark A.S.                                                        232,129                7,388,642                   0.1%
*    Topsil Semiconductor Matls                                             345,651                   26,895                   0.0%
     Tryg A.S.                                                               28,552                3,089,754                   0.0%
     United International Enterprises                                         2,671                  476,099                   0.0%
*    Vestas Wind Systems A.S.                                               324,959               10,845,497                   0.1%
*    Vestjysk Bank A.S.                                                      23,224                   44,257                   0.0%
*    William Demant Holding A.S.                                             34,074                2,582,519                   0.0%
                                                                                        --------------------    ------------------
TOTAL DENMARK                                                                                    185,872,965                   1.5%
                                                                                        --------------------    ------------------
FINLAND -- (1.4%)
     Afarak Group Oyj                                                       123,126                   38,501                   0.0%
     Ahlstrom Oyj                                                            23,261                  212,414                   0.0%
     Alma Media Oyj                                                          25,653                  100,694                   0.0%
#    Amer Sports Oyj                                                        359,015                6,881,097                   0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
FINLAND -- (Continued)
     Apetit Oyj                                                               1,800     $             32,219                   0.0%
     Aspo Oyj                                                                 8,353                   74,135                   0.0%
     Atria Oyj                                                               20,310                  179,323                   0.0%
     Bank of Aland P.L.C. Class B                                             1,250                   15,717                   0.0%
     BasWare Oyj                                                              5,735                  287,772                   0.0%
*    Biotie Therapies Oyj                                                   226,186                   58,353                   0.0%
#    Cargotec Oyj                                                            94,937                2,865,954                   0.0%
     Caverion Corp.                                                         154,484                1,242,362                   0.0%
     Citycon Oyj                                                            553,828                1,794,355                   0.0%
     Comptel Oyj                                                             51,194                   39,806                   0.0%
     Cramo Oyj                                                               25,439                  371,008                   0.0%
     Digia Oyj                                                               10,944                   41,965                   0.0%
     Elektrobit Oyj                                                         432,247                1,860,187                   0.0%
     Elisa Oyj                                                              259,757                7,135,604                   0.1%
     Etteplan Oyj                                                             6,036                   24,010                   0.0%
     F-Secure Oyj                                                            93,826                  229,160                   0.0%
*    Finnair Oyj                                                            116,996                  365,445                   0.0%
*    Finnlines Oyj                                                           17,325                  327,867                   0.0%
#    Fiskars Oyj Abp                                                         34,792                  968,567                   0.0%
     Fortum Oyj                                                             602,345               13,969,455                   0.1%
     HKScan Oyj Class A                                                      30,767                  130,865                   0.0%
     Huhtamaki Oyj                                                          254,488                6,457,673                   0.1%
     Ilkka-Yhtyma Oyj                                                        29,672                   79,179                   0.0%
#    Kemira Oyj                                                             189,319                2,444,780                   0.0%
     Kesko Oyj Class A                                                        2,893                  105,076                   0.0%
     Kesko Oyj Class B                                                      161,570                6,127,627                   0.1%
#    Kone Oyj Class B                                                       159,750                6,880,103                   0.1%
#    Konecranes Oyj                                                         105,884                2,967,152                   0.0%
     Lassila & Tikanoja Oyj                                                  54,570                1,006,879                   0.0%
*    Lemminkainen Oyj                                                        23,812                  353,461                   0.0%
     Metsa Board Oyj                                                        437,420                1,953,887                   0.0%
     Metso Oyj                                                              194,218                6,345,519                   0.1%
     Metso Oyj Sponsored ADR                                                 10,246                  331,356                   0.0%
     Munksjo Oyj                                                             11,852                  111,574                   0.0%
#    Neste Oil Oyj                                                          394,086                8,504,156                   0.1%
#    Nokia Oyj                                                            3,385,926               28,292,441                   0.2%
     Nokia Oyj Sponsored ADR                                                 54,678                  452,187                   0.0%
     Nokian Renkaat Oyj                                                     154,253                4,357,721                   0.1%
     Okmetic Oyj                                                             21,251                  126,872                   0.0%
     Olvi Oyj Class A                                                         9,211                  271,895                   0.0%
*    Oriola-KD Oyj Class A                                                    1,000                    3,262                   0.0%
*    Oriola-KD Oyj Class B                                                  182,663                  604,034                   0.0%
     Orion Oyj Class A                                                       23,463                  788,355                   0.0%
     Orion Oyj Class B                                                      118,540                4,031,734                   0.0%
#*   Outokumpu Oyj                                                          270,252                1,534,254                   0.0%
#    Outotec Oyj                                                            556,804                3,684,941                   0.0%
     PKC Group Oyj                                                           38,200                  766,157                   0.0%
     Ponsse Oy                                                               49,960                  758,064                   0.0%
*    Poyry Oyj                                                               26,849                  107,842                   0.0%
     Raisio Oyj Class V                                                     234,325                1,168,869                   0.0%
     Ramirent Oyj                                                           136,599                1,090,220                   0.0%
     Rapala VMC Oyj                                                          14,912                   96,375                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
FINLAND -- (Continued)
#    Saga Furs Oyj                                                            3,026     $             95,418                   0.0%
     Sampo Oyj Class A                                                      285,354               13,673,422                   0.1%
     Sanoma Oyj                                                             152,085                  875,143                   0.0%
     Stockmann Oyj Abp(5462371)                                               8,998                   99,338                   0.0%
#    Stockmann Oyj Abp(5462393)                                              44,712                  495,315                   0.0%
     Stora Enso Oyj Class R                                               1,124,352                9,285,020                   0.1%
     Stora Enso Oyj Sponsored ADR                                           105,178                  858,252                   0.0%
#*   Talvivaara Mining Co. P.L.C.                                           676,382                   26,021                   0.0%
     Technopolis Oyj                                                        154,731                  786,598                   0.0%
     Teleste Oyj                                                              6,970                   44,966                   0.0%
     Tieto Oyj                                                              164,194                4,162,987                   0.0%
     Tikkurila Oyj                                                           63,261                1,306,411                   0.0%
     UPM-Kymmene Oyj                                                        906,104               14,373,088                   0.1%
     UPM-Kymmene Oyj Sponsored ADR                                           78,154                1,237,959                   0.0%
     Uponor Oyj                                                              96,271                1,279,659                   0.0%
     Vacon Oyj                                                                7,644                  323,897                   0.0%
#    Vaisala Oyj Class A                                                      6,201                  174,729                   0.0%
     Valmet OYJ                                                             163,519                1,730,333                   0.0%
     Wartsila Oyj Abp                                                       123,622                5,732,079                   0.1%
#    YIT Oyj                                                                164,005                1,097,186                   0.0%
                                                                                        --------------------    ------------------
TOTAL FINLAND                                                                                    188,708,301                   1.5%
                                                                                        --------------------    ------------------
FRANCE -- (6.8%)
     Accor SA                                                                92,212                3,874,038                   0.0%
     Actia Group                                                             16,142                   96,306                   0.0%
#    Aeroports de Paris                                                      17,033                2,016,095                   0.0%
#*   Air France-KLM                                                         280,775                2,372,018                   0.0%
     Air Liquide SA                                                          70,638                8,527,098                   0.1%
     Airbus Group NV                                                        144,703                8,638,923                   0.1%
     Akka Technologies SA                                                     9,328                  305,014                   0.0%
     Albioma SA                                                              57,631                1,250,024                   0.0%
*    Alcatel-Lucent                                                       2,216,400                6,771,718                   0.1%
     Alcatel-Lucent Sponsored ADR                                         1,301,007                3,903,021                   0.0%
*    Alstom SA                                                              121,978                4,257,429                   0.0%
     Altamir                                                                 24,933                  312,629                   0.0%
     Alten SA                                                                50,521                2,160,939                   0.0%
     Altran Technologies SA                                                 290,014                2,849,219                   0.0%
     April                                                                   24,454                  366,132                   0.0%
#*   Archos                                                                  27,729                   72,915                   0.0%
#    Arkema SA                                                               88,341                5,452,577                   0.1%
#    Assystem                                                                21,508                  434,306                   0.0%
     AtoS                                                                   148,078               10,233,412                   0.1%
     Aubay                                                                    8,512                  101,153                   0.0%
     Audika Groupe                                                            1,627                   23,947                   0.0%
     Aurea SA                                                                   515                    3,312                   0.0%
     AXA SA                                                                 726,232               16,774,887                   0.1%
     AXA SA Sponsored ADR                                                   417,343                9,686,531                   0.1%
#    Axway Software SA                                                        7,148                  149,403                   0.0%
#*   Beneteau SA                                                             51,664                  764,592                   0.0%
#    Bigben Interactive                                                       9,602                   62,457                   0.0%
     BioMerieux                                                              23,357                2,463,293                   0.0%
     BNP Paribas SA                                                         431,572               27,120,869                   0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
FRANCE -- (Continued)
     Boiron SA                                                               15,339     $          1,365,554                   0.0%
#    Bollore SA(4572709)                                                      6,078                2,881,586                   0.0%
*    Bollore SA(BQR9N80)                                                         29                   13,265                   0.0%
     Bonduelle S.C.A.                                                        28,548                  718,964                   0.0%
     Bongrain SA                                                              8,617                  585,953                   0.0%
     Bouygues SA                                                            328,627               11,361,939                   0.1%
     Bureau Veritas SA                                                      119,340                2,951,746                   0.0%
     Burelle SA                                                                 100                   68,260                   0.0%
     Cap Gemini SA                                                          200,971               13,223,115                   0.1%
     Carrefour SA                                                           524,597               15,376,099                   0.1%
     Casino Guichard Perrachon SA                                           127,085               13,030,450                   0.1%
*    Cegedim SA                                                               4,065                  130,504                   0.0%
     Cegid Group                                                             12,126                  446,310                   0.0%
#*   CGG SA Sponsored ADR                                                   123,954                  726,370                   0.0%
*    Chargeurs SA                                                            49,798                  298,598                   0.0%
#    Christian Dior SA                                                       19,457                3,442,955                   0.0%
     Cie de St-Gobain                                                       444,167               19,092,450                   0.2%
*    Cie des Alpes                                                              237                    4,603                   0.0%
#*   Cie Generale de Geophysique - Veritas                                   80,827                  466,973                   0.0%
     Cie Generale des Etablissements Michelin                               196,580               17,074,335                   0.1%
*    Club Mediterranee SA                                                    40,276                1,134,728                   0.0%
     CNP Assurances                                                         185,609                3,469,989                   0.0%
     Credit Agricole SA                                                     740,717               10,961,332                   0.1%
     Danone SA                                                              110,929                7,580,061                   0.1%
     Danone SA Sponsored ADR                                                 35,600                  486,652                   0.0%
     Dassault Systemes                                                       15,660                  993,015                   0.0%
     Dassault Systemes ADR                                                   11,274                  711,510                   0.0%
     Derichebourg SA                                                        212,512                  533,419                   0.0%
     Devoteam SA                                                              2,950                   47,255                   0.0%
     Edenred                                                                214,898                5,957,457                   0.1%
     Eiffage SA                                                             122,813                6,529,100                   0.1%
     Electricite de France SA                                               297,113                8,773,268                   0.1%
     Electricite de Strasbourg SA                                               606                   79,482                   0.0%
#*   Eramet                                                                  14,186                1,318,048                   0.0%
     Essilor International SA                                                96,559               10,662,234                   0.1%
*    Esso SA Francaise                                                        3,968                  153,578                   0.0%
*    Etablissements Maurel et Prom                                          296,603                3,545,032                   0.0%
     Euler Hermes Group                                                      26,910                2,636,083                   0.0%
#*   Euro Disney SCA                                                         19,225                   72,461                   0.0%
     Eurofins Scientific SE                                                  10,878                2,751,490                   0.0%
     Eutelsat Communications SA                                             164,051                5,318,343                   0.1%
#    Exel Industries Class A                                                  1,907                  108,035                   0.0%
     Faiveley Transport SA                                                    9,839                  591,703                   0.0%
     Faurecia                                                               217,949                7,059,820                   0.1%
     Fimalac                                                                  9,228                  619,055                   0.0%
     Fleury Michon SA                                                         2,837                  163,800                   0.0%
*    GameLoft SE                                                             56,327                  289,168                   0.0%
     Gaumont SA                                                                 768                   38,193                   0.0%
     GDF Suez                                                             1,783,905               43,313,070                   0.4%
     GEA                                                                         98                    8,788                   0.0%
*    GECI International                                                      20,581                       --                   0.0%
     GL Events                                                               22,539                  450,472                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
FRANCE -- (Continued)
     Groupe Crit                                                             11,116     $            569,703                   0.0%
     Groupe Eurotunnel SA                                                   855,615               10,814,326                   0.1%
     Groupe Flo                                                              10,366                   36,667                   0.0%
*    Groupe Fnac                                                              9,131                  384,493                   0.0%
#    Groupe Gorge                                                             6,147                  141,945                   0.0%
*    Groupe Open                                                              2,036                   22,371                   0.0%
     Guerbet                                                                 14,614                  679,694                   0.0%
     Haulotte Group SA                                                       26,567                  401,759                   0.0%
     Havas SA                                                               532,922                4,310,664                   0.0%
*    Hi-Media SA                                                             72,142                  229,734                   0.0%
     Iliad SA                                                                11,100                2,426,966                   0.0%
     Imerys SA                                                               66,487                4,770,962                   0.0%
#    Ingenico                                                                57,765                5,754,739                   0.1%
#    Interparfums SA                                                         13,006                  312,387                   0.0%
     Ipsen SA                                                                48,870                2,402,182                   0.0%
     IPSOS                                                                   62,709                1,626,332                   0.0%
     Jacquet Metal Service                                                   30,655                  523,153                   0.0%
     JCDecaux SA                                                             86,162                2,859,787                   0.0%
     Kering                                                                  56,029               10,812,744                   0.1%
     Korian-Medica                                                           69,546                2,512,211                   0.0%
     L'Oreal SA                                                              25,886                4,062,450                   0.0%
     Lafarge SA                                                             186,003               12,908,666                   0.1%
     Lafarge SA Sponsored ADR                                                82,410                1,438,055                   0.0%
     Lagardere SCA                                                          196,796                4,789,293                   0.0%
     Laurent-Perrier                                                          2,478                  198,700                   0.0%
*    Le Noble Age                                                             1,352                   32,863                   0.0%
     Lectra                                                                  34,613                  341,558                   0.0%
     Legrand SA                                                             119,652                6,439,819                   0.1%
     LISI                                                                    33,540                  841,532                   0.0%
     LVMH Moet Hennessy Louis Vuitton SA                                     85,822               14,567,766                   0.1%
     Maisons France Confort SA                                                3,179                  107,820                   0.0%
*    Manitou BF SA                                                           18,376                  255,679                   0.0%
     Manutan International                                                    2,179                  105,282                   0.0%
     Mersen                                                                  24,715                  594,635                   0.0%
*    METabolic EXplorer SA                                                   71,826                  284,810                   0.0%
     Metropole Television SA                                                 96,203                1,664,859                   0.0%
     MGI Coutier                                                             27,743                  411,273                   0.0%
     Montupet                                                                24,322                1,887,708                   0.0%
     Mr Bricolage                                                             8,989                  163,765                   0.0%
     Natixis SA                                                             870,387                5,991,288                   0.1%
#    Naturex                                                                 14,982                1,042,706                   0.0%
#    Neopost SA                                                              70,541                4,895,533                   0.1%
#*   Nexans SA                                                               89,334                2,722,058                   0.0%
     Nexity SA                                                               82,527                2,962,890                   0.0%
     Norbert Dentressangle SA                                                 8,733                1,276,475                   0.0%
*    NRJ Group                                                               63,138                  547,591                   0.0%
*    Onxeo                                                                    9,890                   83,255                   0.0%
     Orange SA                                                            2,068,708               32,934,599                   0.3%
#    Orange SA Sponsored ADR                                                212,700                3,379,803                   0.0%
#*   Orco Property Group SA                                                   3,090                    1,436                   0.0%
     Orpea                                                                   61,833                3,772,573                   0.0%
*    Parrot SA                                                                8,588                  162,922                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
FRANCE -- (Continued)
     Pernod Ricard SA                                                        43,580     $          4,964,276                   0.1%
*    Peugeot SA                                                             770,909                9,161,883                   0.1%
*    Pierre & Vacances SA                                                     7,592                  188,760                   0.0%
     Plastic Omnium SA                                                      113,139                2,576,735                   0.0%
     Publicis Groupe SA                                                      74,395                5,159,874                   0.1%
#    Publicis Groupe SA ADR                                                 100,092                1,734,594                   0.0%
     Rallye SA                                                               74,418                2,884,181                   0.0%
#*   Recylex SA                                                              32,570                   77,149                   0.0%
     Remy Cointreau SA                                                        6,550                  466,146                   0.0%
     Renault SA                                                             160,774               11,959,377                   0.1%
     Rexel SA                                                               399,924                6,722,339                   0.1%
     Robertet SA                                                                752                  155,586                   0.0%
#    Rubis SCA                                                               62,160                3,657,477                   0.0%
     Safran SA                                                              104,730                6,632,918                   0.1%
     Saft Groupe SA                                                          71,019                2,112,513                   0.0%
     Samse SA                                                                   546                   74,100                   0.0%
     Sanofi                                                                 201,598               18,293,009                   0.2%
     Sanofi ADR                                                             522,052               24,139,684                   0.2%
#    Sartorius Stedim Biotech                                                 6,523                1,189,054                   0.0%
     Schneider Electric SE(4834108)                                         173,596               13,676,952                   0.1%
     Schneider Electric SE(B11BPS1)                                          20,392                1,604,759                   0.0%
     SCOR SE                                                                289,280                8,864,240                   0.1%
     SEB SA                                                                  47,293                3,869,961                   0.0%
     Seche Environnement SA                                                   3,292                   96,778                   0.0%
#*   Sequana SA                                                              40,149                  119,324                   0.0%
     SES SA                                                                 165,470                5,712,299                   0.1%
     Societe BIC SA                                                          25,685                3,204,087                   0.0%
     Societe d'Edition de Canal +                                           106,570                  791,689                   0.0%
     Societe des Bains de Mer et du Cercle des
     Etrangers a Monaco                                                       1,430                   79,979                   0.0%
     Societe Generale SA                                                    311,747               15,023,409                   0.1%
     Societe Internationale de Plantations d'Heveas SA                        2,402                   99,960                   0.0%
     Societe Marseillaise du Tunnel Prado-Carenage SA                         7,833                  296,783                   0.0%
     Societe Television Francaise 1                                         241,853                3,605,673                   0.0%
     Sodexo()                                                                 8,908                  856,765                   0.0%
     Sodexo(7062713)                                                         38,166                3,681,988                   0.0%
     Sodexo Sponsored ADR                                                     3,800                  364,534                   0.0%
#*   SOITEC                                                                 540,415                1,344,718                   0.0%
*    Solocal Group                                                        1,697,390                1,042,922                   0.0%
#    Somfy SA                                                                 1,225                  359,016                   0.0%
     Sopra Group SA                                                          29,302                2,196,491                   0.0%
#*   Spir Communication SA                                                    2,571                   37,030                   0.0%
     Stallergenes SA                                                            332                   20,812                   0.0%
#*   Ste Industrielle d'Aviation Latecoere SA                                15,550                  186,123                   0.0%
     Stef SA                                                                  4,305                  245,469                   0.0%
#    STMicroelectronics NV(861012102)                                       359,279                2,414,355                   0.0%
     STMicroelectronics NV(5962332)                                         981,270                6,554,625                   0.1%
*    Store Electronic                                                            16                      248                   0.0%
     Suez Environnement Co.                                                 295,550                4,979,212                   0.1%
     Sword Group                                                              9,306                  216,472                   0.0%
     Synergie SA                                                              5,890                  135,065                   0.0%
*    Technicolor SA                                                         518,313                3,060,128                   0.0%
*    Technicolor SA Sponsored ADR                                             4,360                   25,419                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
FRANCE -- (Continued)
     Technip SA                                                             100,991     $          7,296,638                   0.1%
     Technip SA ADR                                                         104,395                1,896,857                   0.0%
     Teleperformance                                                        134,385                8,468,212                   0.1%
     Tessi SA                                                                 1,767                  174,519                   0.0%
     Thales SA                                                               77,339                3,840,654                   0.0%
#*   Theolia SA                                                             116,506                   97,820                   0.0%
     Thermador Groupe                                                           431                   40,201                   0.0%
     Total Gabon                                                                203                   89,988                   0.0%
     Total SA                                                             1,517,702               90,611,752                   0.7%
#    Total SA Sponsored ADR                                                 595,142               35,643,054                   0.3%
     Touax SA                                                                   718                   12,775                   0.0%
#*   Transgene SA                                                             1,596                   14,819                   0.0%
*    Trigano SA                                                              16,615                  336,509                   0.0%
*    UBISOFT Entertainment                                                  300,756                5,445,296                   0.1%
     Union Financiere de France BQE SA                                        1,141                   31,461                   0.0%
     Valeo SA                                                                92,629               10,386,547                   0.1%
     Vallourec SA                                                           208,187                7,608,626                   0.1%
#*   Valneva SE                                                              50,379                  277,885                   0.0%
     Veolia Environnement SA                                                357,063                5,930,389                   0.1%
#    Veolia Environnement SA ADR                                             47,101                  766,333                   0.0%
     Vicat                                                                   17,235                1,178,686                   0.0%
     VIEL & Cie SA                                                           48,096                  114,423                   0.0%
     Vilmorin & Cie SA                                                       10,421                1,046,166                   0.0%
     Vinci SA                                                               239,738               13,683,822                   0.1%
     Virbac SA                                                                5,876                1,313,008                   0.0%
     Vivendi SA                                                             771,084               18,837,033                   0.2%
     VM Materiaux SA                                                            811                   24,170                   0.0%
     Vranken-Pommery Monopole SA                                              3,897                  117,609                   0.0%
     Zodiac Aerospace                                                       212,215                6,475,265                   0.1%
                                                                                        --------------------    ------------------
TOTAL FRANCE                                                                                     921,800,865                   7.5%
                                                                                        --------------------    ------------------
GERMANY -- (5.8%)
     Aareal Bank AG                                                         124,298                5,340,495                   0.1%
     Adidas AG                                                               74,088                5,398,494                   0.1%
     Adler Modemaerkte AG                                                    25,979                  388,636                   0.0%
#*   ADVA Optical Networking SE                                              90,910                  326,403                   0.0%
#*   Air Berlin P.L.C.                                                       74,923                  110,849                   0.0%
#*   Aixtron SE                                                             114,799                1,400,713                   0.0%
     Allgeier SE                                                              1,954                   34,828                   0.0%
     Allianz SE                                                             150,380               23,913,747                   0.2%
     Allianz SE ADR                                                         855,696               13,622,680                   0.1%
     Amadeus Fire AG                                                          7,948                  564,123                   0.0%
*    Analytik Jena AG                                                         4,322                   77,045                   0.0%
*    AS Creation Tapeten                                                        906                   31,238                   0.0%
#    Aurubis AG                                                              78,723                4,109,531                   0.0%
     Axel Springer SE                                                        73,724                4,055,597                   0.0%
     BASF SE                                                                197,283               17,431,955                   0.2%
     BASF SE Sponsored ADR                                                   58,000                5,116,760                   0.1%
     Basler AG                                                                  276                   13,788                   0.0%
#*   Bauer AG                                                                22,932                  355,470                   0.0%
     Bayer AG                                                               162,060               23,178,107                   0.2%
     Bayer AG Sponsored ADR                                                  10,700                1,519,721                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
GERMANY -- (Continued)
     Bayerische Motoren Werke AG                                            414,948     $         44,498,071                   0.4%
     BayWa AG                                                                29,577                1,171,591                   0.0%
     Bechtle AG                                                              29,337                2,285,574                   0.0%
     Beiersdorf AG                                                           36,787                2,982,648                   0.0%
     Bertrandt AG                                                             7,563                  989,998                   0.0%
     Bijou Brigitte AG                                                        4,195                  289,302                   0.0%
#    Bilfinger SE                                                            78,958                5,106,202                   0.0%
     Biotest AG                                                               4,237                  419,941                   0.0%
     Borussia Dortmund GmbH & Co. KGaA(4627193)                             203,912                1,079,908                   0.0%
*    Borussia Dortmund GmbH & Co. KGaA(BQ8P020)                              58,880                  309,899                   0.0%
     Brenntag AG                                                            141,663                6,873,715                   0.1%
#    CANCOM SE                                                               20,695                  849,447                   0.0%
     Carl Zeiss Meditec AG                                                   31,578                  849,671                   0.0%
#    CAT Oil AG                                                              45,157                  860,154                   0.0%
     Celesio AG                                                             168,158                5,547,840                   0.1%
     CENIT AG                                                                11,286                  156,900                   0.0%
     CENTROTEC Sustainable AG                                                19,354                  313,462                   0.0%
     Cewe Stiftung & Co. KGAA                                                20,225                1,331,124                   0.0%
     Comdirect Bank AG                                                       68,364                  691,672                   0.0%
*    Commerzbank AG                                                         979,264               14,806,941                   0.1%
     CompuGroup Medical AG                                                   31,026                  712,175                   0.0%
*    Constantin Medien AG                                                    53,339                   79,968                   0.0%
     Continental AG                                                          68,112               13,415,731                   0.1%
     CropEnergies AG                                                         41,670                  206,540                   0.0%
     CTS Eventim AG & Co., KGaA                                              71,749                1,895,867                   0.0%
#*   DAB Bank AG                                                             13,385                   78,852                   0.0%
     Daimler AG                                                             529,376               41,274,905                   0.3%
     Data Modul AG                                                            2,305                   52,154                   0.0%
     DEAG Deutsche Entertainment AG                                           1,086                    8,032                   0.0%
#    Delticom AG                                                              8,371                  174,792                   0.0%
*    Deufol SE                                                               10,845                   10,601                   0.0%
#    Deutsche Bank AG(D18190898)                                            258,743                8,103,831                   0.1%
     Deutsche Bank AG(5750355)                                              288,821                9,031,831                   0.1%
     Deutsche Boerse AG                                                      64,102                4,387,348                   0.0%
     Deutsche Lufthansa AG                                                  471,968                6,991,106                   0.1%
     Deutsche Post AG                                                       579,026               18,233,411                   0.2%
     Deutsche Telekom AG                                                  2,378,113               35,846,051                   0.3%
#    Deutsche Telekom AG Sponsored ADR                                      528,190                7,912,286                   0.1%
     Deutsche Wohnen AG                                                     306,683                6,922,353                   0.1%
     Deutz AG                                                               203,580                  917,101                   0.0%
*    Dialog Semiconductor P.L.C.                                             94,611                3,267,089                   0.0%
     DIC Asset AG                                                             7,350                   61,978                   0.0%
     DMG Mori Seiki AG                                                      104,658                2,679,736                   0.0%
     Dr Hoenle AG                                                             7,908                  168,526                   0.0%
     Draegerwerk AG & Co. KGaA                                                3,415                  283,437                   0.0%
     Drillisch AG                                                            52,789                1,838,587                   0.0%
     Duerr AG                                                                38,708                2,719,012                   0.0%
     E.ON SE                                                                691,346               11,918,870                   0.1%
     E.ON SE Sponsored ADR                                                  191,669                3,287,123                   0.0%
     Eckert & Ziegler AG                                                      7,086                  212,167                   0.0%
     Elmos Semiconductor AG                                                  28,874                  516,877                   0.0%
     ElringKlinger AG                                                        90,122                2,756,645                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
GERMANY -- (Continued)
#*   Euromicron AG                                                           12,778     $            211,629                   0.0%
#*   Evotec AG                                                              154,547                  568,042                   0.0%
     Fielmann AG                                                             23,577                1,538,529                   0.0%
*    First Sensor AG                                                          8,351                  105,197                   0.0%
     Francotyp-Postalia Holding AG Class A                                    7,041                   36,065                   0.0%
     Fraport AG Frankfurt Airport Services Worldwide                         58,717                3,638,149                   0.0%
     Freenet AG                                                             294,678                7,731,659                   0.1%
     Fresenius Medical Care AG & Co. KGaA                                   151,766               11,139,274                   0.1%
#    Fresenius Medical Care AG & Co. KGaA ADR                                53,000                1,940,330                   0.0%
     Fresenius SE & Co. KGaA                                                612,582               31,521,025                   0.3%
     Fuchs Petrolub SE                                                       18,711                  688,594                   0.0%
*    GAGFAH SA                                                               57,918                1,083,126                   0.0%
     GEA Group AG                                                           170,872                7,881,920                   0.1%
     Gerresheimer AG                                                        101,261                5,634,355                   0.1%
     Gerry Weber International AG                                            23,681                  952,498                   0.0%
#    Gesco AG                                                                 5,247                  463,680                   0.0%
     GFK SE                                                                  22,393                  927,098                   0.0%
     GFT Technologies AG                                                     36,146                  500,637                   0.0%
#    Grammer AG                                                              43,440                1,591,747                   0.0%
     Grenkeleasing AG                                                         8,480                  843,696                   0.0%
*    H&R AG                                                                  15,018                  128,653                   0.0%
     Hamburger Hafen und Logistik AG                                         72,004                1,578,149                   0.0%
     Hannover Rueck SE                                                       87,898                7,336,613                   0.1%
#    Hawesko Holding AG                                                       1,643                   76,127                   0.0%
     HeidelbergCement AG                                                    121,765                8,312,484                   0.1%
#*   Heidelberger Druckmaschinen AG                                         847,234                2,163,924                   0.0%
     Henkel AG & Co. KGaA                                                    25,881                2,355,659                   0.0%
     Highlight Communications AG                                             31,488                  126,163                   0.0%
     Hochtief AG                                                             75,616                5,595,488                   0.1%
     Homag Group AG                                                           4,117                  145,072                   0.0%
     Hornbach Baumarkt AG                                                     3,252                  115,823                   0.0%
     Hugo Boss AG                                                            34,912                4,638,358                   0.0%
     Indus Holding AG                                                        44,484                2,044,848                   0.0%
     Infineon Technologies AG                                               360,198                3,509,307                   0.0%
     Infineon Technologies AG ADR                                           489,836                4,790,596                   0.0%
#*   Intershop Communications AG                                              3,523                    5,522                   0.0%
     Isra Vision AG                                                           6,959                  414,580                   0.0%
     Jenoptik AG                                                            100,557                1,152,041                   0.0%
*    Joyou AG                                                                    10                      124                   0.0%
     K+S AG                                                                 351,576                9,852,825                   0.1%
#*   Kloeckner & Co. SE                                                     165,026                1,938,563                   0.0%
*    Koenig & Bauer AG                                                        3,131                   39,655                   0.0%
*    Kontron AG                                                             127,594                  738,867                   0.0%
     Krones AG                                                               41,049                3,938,246                   0.0%
     KSB AG                                                                     214                  115,352                   0.0%
#    KUKA AG                                                                 45,060                2,839,851                   0.0%
     KWS Saat AG                                                              3,212                1,047,620                   0.0%
     Lanxess AG                                                             204,237               10,637,958                   0.1%
     Leifheit AG                                                              3,113                  163,131                   0.0%
     Leoni AG                                                                93,928                5,395,546                   0.1%
     Linde AG                                                               112,611               20,782,945                   0.2%
#    LPKF Laser & Electronics AG                                             35,937                  460,747                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
GERMANY -- (Continued)
     MAN SE                                                                  24,163     $          2,753,667                   0.0%
#*   Manz AG                                                                  5,738                  468,995                   0.0%
*    MasterFlex SE                                                              338                    2,826                   0.0%
*    Mediclin AG                                                             13,261                   62,241                   0.0%
#*   Medigene AG                                                             14,552                   73,742                   0.0%
     Merck KGaA                                                              70,498                6,381,784                   0.1%
*    Metro AG                                                               309,934                9,880,218                   0.1%
     MLP AG                                                                  87,781                  446,518                   0.0%
#    Mobotix AG                                                               2,823                   36,480                   0.0%
*    Morphosys AG                                                             3,266                  309,362                   0.0%
     MTU Aero Engines AG                                                    111,216                9,754,214                   0.1%
     Muehlbauer Holding AG                                                    1,858                   39,393                   0.0%
     Muenchener Rueckversicherungs-Gesellschaft AG                           79,225               15,598,435                   0.1%
     MVV Energie AG                                                          12,472                  374,994                   0.0%
     Nemetschek AG                                                            7,879                  785,322                   0.0%
     Nexus AG                                                                 2,391                   36,644                   0.0%
*    Nordex SE                                                              163,569                2,772,583                   0.0%
     Norma Group SE                                                          49,391                2,315,154                   0.0%
#    OHB AG                                                                  18,075                  451,116                   0.0%
*    Osram Licht AG                                                         149,022                5,234,984                   0.1%
*    Patrizia Immobilien AG                                                 103,865                1,404,214                   0.0%
     Pfeiffer Vacuum Technology AG                                            9,302                  724,391                   0.0%
#    PNE Wind AG                                                            192,533                  544,022                   0.0%
     Progress-Werk Oberkirch AG                                               1,999                  107,011                   0.0%
*    PSI AG Gesellschaft Fuer Produkte und Systeme der
     Informationstechnologie                                                  1,221                   17,009                   0.0%
     Puma SE                                                                  3,939                  827,646                   0.0%
*    PVA TePla AG                                                             8,269                   20,067                   0.0%
*    QIAGEN NV                                                              283,614                6,665,335                   0.1%
#    QSC AG                                                                 182,420                  352,841                   0.0%
#    R Stahl AG                                                               3,704                  183,584                   0.0%
     Rational AG                                                              4,063                1,273,281                   0.0%
     Rheinmetall AG                                                          79,031                3,405,175                   0.0%
#    Rhoen Klinikum AG                                                      181,202                5,395,278                   0.1%
     RWE AG                                                                 793,387               28,150,774                   0.2%
     SAF-Holland SA                                                         119,485                1,497,180                   0.0%
#    Salzgitter AG                                                           67,424                2,036,130                   0.0%
     SAP SE                                                                 102,813                7,005,207                   0.1%
#    SAP SE Sponsored ADR                                                    54,592                3,719,353                   0.0%
#    Schaltbau Holding AG                                                     9,102                  559,175                   0.0%
#*   SGL Carbon SE                                                           67,730                1,049,823                   0.0%
     SHW AG                                                                  10,094                  461,014                   0.0%
     Siemens AG Sponsored ADR                                               195,766               22,070,659                   0.2%
#*   Singulus Technologies AG                                                93,150                   68,288                   0.0%
     Sixt SE                                                                 38,274                1,238,177                   0.0%
#*   SKW Stahl-Metallurgie Holding AG                                        10,141                   52,384                   0.0%
*    Sky Deutschland AG                                                     277,740                2,344,812                   0.0%
#*   SMA Solar Technology AG                                                 25,126                  625,667                   0.0%
     SMT Scharf AG                                                            4,136                   77,202                   0.0%
#    Softing AG                                                               3,278                   60,082                   0.0%
     Software AG                                                            107,276                2,701,701                   0.0%
#*   Solarworld AG                                                              882                   15,856                   0.0%
     Stada Arzneimittel AG                                                  154,103                5,937,723                   0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
GERMANY -- (Continued)
     STRATEC Biomedical AG                                                    1,103     $             58,447                   0.0%
     Stroeer Media S.E.                                                      49,325                1,125,562                   0.0%
#    Suedzucker AG                                                          133,714                1,861,835                   0.0%
*    Suss Microtec AG                                                        51,488                  304,616                   0.0%
     Symrise AG                                                              83,321                4,697,579                   0.0%
#    TAG Immobilien AG                                                      180,562                2,114,851                   0.0%
     Takkt AG                                                                68,268                1,064,720                   0.0%
*    Talanx AG                                                               77,877                2,513,093                   0.0%
     Technotrans AG                                                           4,636                   49,429                   0.0%
     Telefonica Deutschland Holding AG                                    1,086,584                5,346,952                   0.1%
     Telegate AG                                                              6,801                   29,926                   0.0%
*    ThyssenKrupp AG                                                        241,872                5,829,497                   0.1%
#    Tipp24 SE                                                               12,689                  610,614                   0.0%
*    Tom Tailor Holding AG                                                   34,722                  486,780                   0.0%
     Tomorrow Focus AG                                                        7,335                   30,366                   0.0%
     TUI AG                                                                 561,525                8,599,192                   0.1%
     United Internet AG                                                     128,268                5,030,463                   0.0%
     Volkswagen AG                                                           31,353                6,686,598                   0.1%
#    Vossloh AG                                                              10,310                  593,871                   0.0%
     VTG AG                                                                  27,744                  560,998                   0.0%
#    Wacker Chemie AG                                                        39,443                4,779,663                   0.0%
     Wacker Neuson SE                                                        69,463                1,351,662                   0.0%
     Washtec AG                                                              51,952                  801,657                   0.0%
     Wincor Nixdorf AG                                                       46,647                2,145,307                   0.0%
     XING AG                                                                  3,914                  415,701                   0.0%
                                                                                        --------------------    ------------------
TOTAL GERMANY                                                                                    781,266,421                   6.4%
                                                                                        --------------------    ------------------
GREECE -- (0.0%)
*    Alapis Holding Industrial and Commercial SA of
     Pharmaceutical Chemical Products                                        69,510                       --                   0.0%
*    Bank of Cyprus PCL                                                   1,186,156                       --                   0.0%
*    T Bank SA                                                               46,506                       --                   0.0%
                                                                                        --------------------    ------------------
TOTAL GREECE                                                                                              --                   0.0%
                                                                                        --------------------    ------------------
HONG KONG -- (2.7%)
     Aeon Stores Hong Kong Co., Ltd.                                         32,000                   40,030                   0.0%
     AIA Group, Ltd.                                                      3,539,200               19,750,239                   0.2%
     Allied Group, Ltd.                                                      72,000                  295,241                   0.0%
     Allied Properties HK, Ltd.                                           2,868,393                  550,961                   0.0%
*    Anxian Yuan China Holdings, Ltd.                                     1,560,000                   32,394                   0.0%
#*   Apac Resources, Ltd.                                                   591,244                   14,808                   0.0%
     APT Satellite Holdings, Ltd.                                           906,000                1,326,168                   0.0%
     Arts Optical International Hldgs                                        70,000                   31,140                   0.0%
#    Asia Financial Holdings, Ltd.                                          270,000                  111,732                   0.0%
     Asia Satellite Telecommunications Holdings, Ltd.                       148,000                  515,525                   0.0%
     Asia Standard International Group, Ltd.                                438,745                  107,009                   0.0%
#    ASM Pacific Technology, Ltd.                                           189,500                2,088,260                   0.0%
     Associated International Hotels, Ltd.                                   79,000                  231,712                   0.0%
     Aupu Group Holding Co., Ltd.                                           632,000                  105,919                   0.0%
     Bank of East Asia, Ltd.                                              1,897,546                7,899,847                   0.1%
#    BOC Hong Kong Holdings, Ltd.                                         2,843,500                9,484,092                   0.1%
#    Bonjour Holdings, Ltd.                                               4,168,000                  522,130                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
HONG KONG -- (Continued)
     Bossini International Hldg                                           1,204,000     $            118,023                   0.0%
#*   Brightoil Petroleum Holdings, Ltd.                                   3,758,000                1,191,623                   0.0%
*    Brockman Mining, Ltd.                                                2,850,520                  123,151                   0.0%
*    Burwill Holdings, Ltd.                                               9,867,600                  363,353                   0.0%
#    Cafe de Coral Holdings, Ltd.                                           428,000                1,534,608                   0.0%
     Cathay Pacific Airways, Ltd.                                         2,086,000                3,917,988                   0.0%
     CEC International Holdings, Ltd.                                       318,000                  114,565                   0.0%
     Chen Hsong Holdings                                                    360,000                  103,474                   0.0%
     Cheuk Nang Holdings, Ltd.                                               97,261                   85,435                   0.0%
     Cheung Kong Holdings, Ltd.                                             650,000               11,564,136                   0.1%
     Cheung Kong Infrastructure Holdings, Ltd.                              516,045                3,769,360                   0.0%
*    Cheung Wo International Holdings, Ltd.                                  90,000                    6,383                   0.0%
     Chevalier International Holdings, Ltd.                                 107,913                  174,864                   0.0%
*    China Billion Resources, Ltd.                                        5,752,080                       --                   0.0%
#*   China Daye Non-Ferrous Metals Mining, Ltd.                           1,934,000                   41,467                   0.0%
#*   China Dynamics Holdings, Ltd.                                        3,170,000                  405,371                   0.0%
     China Electronics Corp. Holdings Co., Ltd.                           2,184,000                  690,381                   0.0%
*    China Energy Development Holdings, Ltd.                             26,238,000                  781,766                   0.0%
*    China Environmental Investment Holdings, Ltd.                        1,845,000                   85,703                   0.0%
     China Financial Services Holdings, Ltd.                                304,000                   17,844                   0.0%
*    China Flavors & Fragrances Co., Ltd.                                    24,890                    3,727                   0.0%
*    China Infrastructure Investment, Ltd.                                2,032,000                   43,172                   0.0%
     China Metal International Holdings, Inc.                               540,000                  191,426                   0.0%
*    China Nuclear Industry 23 International Corp., Ltd.                    204,000                   27,871                   0.0%
*    China Renji Medical Group, Ltd.                                        866,250                   38,006                   0.0%
*    China Solar Energy Holdings, Ltd.                                    1,033,500                    4,498                   0.0%
*    China Star Entertainment, Ltd.                                      28,700,000                  436,753                   0.0%
     China Ting Group Holdings, Ltd.                                        692,000                   36,110                   0.0%
*    China Tycoon Beverage Holdings, Ltd.                                    60,000                    2,167                   0.0%
     Chong Hing Bank, Ltd.                                                   79,486                  176,189                   0.0%
     Chow Sang Sang Holdings International, Ltd.                            839,000                2,076,360                   0.0%
#    Chow Tai Fook Jewellery Group, Ltd.                                    833,600                1,159,542                   0.0%
     Chu Kong Shipping Enterprise Group Co., Ltd.                           774,000                  192,695                   0.0%
     Chuang's China Investments, Ltd.                                       642,813                   41,406                   0.0%
     Chuang's Consortium International, Ltd.                              1,599,553                  195,907                   0.0%
     Chun Wo Development Holdings, Ltd.                                     348,000                   53,422                   0.0%
#    CITIC Telecom International Holdings, Ltd.                           4,079,000                1,631,131                   0.0%
     CK Life Sciences International Holdings, Inc.                        7,736,000                  817,847                   0.0%
     CLP Holdings, Ltd.                                                     311,500                2,680,354                   0.0%
*    CP Lotus Corp.                                                       1,420,000                   33,851                   0.0%
     Cross-Harbour Holdings, Ltd. (The)                                     102,000                   94,249                   0.0%
     CSI Properties, Ltd.                                                 6,954,200                  300,698                   0.0%
*    CST Mining Group, Ltd.                                               9,192,000                   50,931                   0.0%
     Cw Group Holdings, Ltd.                                              1,014,000                  377,535                   0.0%
     Dah Sing Banking Group, Ltd.                                         1,149,302                2,088,201                   0.0%
#    Dah Sing Financial Holdings, Ltd.                                      444,044                2,764,937                   0.0%
*    Dan Form Holdings Co., Ltd.                                          1,227,900                  121,953                   0.0%
     Dickson Concepts International, Ltd.                                   361,000                  189,204                   0.0%
     Dorsett Hospitality International, Ltd.                              1,732,000                  305,935                   0.0%
     Eagle Nice International Holdings, Ltd.                                534,000                  103,332                   0.0%
     EcoGreen Fine Chemicals Group, Ltd.                                    132,000                   39,088                   0.0%
*    EganaGoldpfeil Holdings, Ltd.                                          209,588                       --                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
HONG KONG -- (Continued)
     Emperor Capital Group, Ltd.                                            204,000     $             10,797                   0.0%
#    Emperor Entertainment Hotel, Ltd.                                    1,915,000                  575,364                   0.0%
     Emperor International Holdings, Ltd.                                 3,742,416                  816,009                   0.0%
     Emperor Watch & Jewellery, Ltd.                                     10,290,000                  471,307                   0.0%
*    Enviro Energy International Holdings, Ltd.                             408,000                    6,548                   0.0%
*    EPI Holdings, Ltd.                                                   7,858,000                  176,361                   0.0%
     Esprit Holdings, Ltd.                                                3,297,813                4,131,083                   0.1%
*    eSun Holdings, Ltd.                                                    923,000                  102,408                   0.0%
     Fairwood Holdings, Ltd.                                                122,500                  276,091                   0.0%
#    Far East Consortium International, Ltd.                              2,171,866                  807,004                   0.0%
*    FIH Mobile, Ltd.                                                     5,880,000                3,132,583                   0.0%
     First Pacific Co., Ltd.                                              5,803,756                6,241,006                   0.1%
     Fountain SET Holdings, Ltd.                                          1,150,000                  133,436                   0.0%
     Four Seas Mercantile Holdings, Ltd.                                     36,000                   21,076                   0.0%
     Fujikon Industrial Holdings, Ltd.                                      132,000                   26,557                   0.0%
#    Future Bright Holdings, Ltd.                                         1,350,000                  517,354                   0.0%
*    G-Resources Group, Ltd.                                             51,355,200                1,255,347                   0.0%
     Galaxy Entertainment Group, Ltd.                                       576,000                3,942,346                   0.0%
*    GCL New Energy Holdings, Ltd.                                        1,250,000                  848,110                   0.0%
     Get Nice Holdings, Ltd.                                             11,032,000                  504,859                   0.0%
#    Giordano International, Ltd.                                         3,768,000                1,919,569                   0.0%
*    Global Brands Group Holding, Ltd.                                    3,397,250                  748,520                   0.0%
#    Glorious Sun Enterprises, Ltd.                                         796,000                  173,426                   0.0%
     Gold Peak Industries Holding, Ltd.                                     453,000                   42,014                   0.0%
     Golden Resources Development International, Ltd.                       676,000                   40,062                   0.0%
*    Good Fellow Resources Holdings, Ltd.                                   150,000                    9,677                   0.0%
     Guangnan Holdings, Ltd.                                                980,000                  160,537                   0.0%
#    Haitong International Securities Group, Ltd.                         1,796,192                1,069,722                   0.0%
     Hang Lung Group, Ltd.                                                  747,000                3,758,205                   0.0%
     Hang Lung Properties, Ltd.                                           1,526,000                4,765,284                   0.1%
     Hang Seng Bank, Ltd.                                                   307,300                5,206,986                   0.1%
*    Hao Tian Development Group, Ltd.                                       756,000                   48,744                   0.0%
     Harbour Centre Development, Ltd.                                       158,000                  287,390                   0.0%
#    Henderson Land Development Co., Ltd.                                 1,245,096                8,411,587                   0.1%
*    Heng Fai Enterprises, Ltd.                                             100,000                    4,324                   0.0%
     HKR International, Ltd.                                                919,962                  444,692                   0.0%
     Hon Kwok Land Investment Co., Ltd.                                     234,000                   81,516                   0.0%
     Hong Kong & China Gas Co., Ltd.                                      1,848,867                4,317,449                   0.1%
#    Hong Kong Aircraft Engineering Co., Ltd.                                33,600                  369,169                   0.0%
     Hong Kong Exchanges and Clearing, Ltd.                                 391,458                8,691,620                   0.1%
#*   Hong Kong Television Network, Ltd. ADR                                  19,127                  147,660                   0.0%
     Hongkong & Shanghai Hotels (The)                                       962,924                1,524,854                   0.0%
     Hongkong Chinese, Ltd.                                               1,625,143                  383,881                   0.0%
     Hop Hing Group Holdings, Ltd.                                          252,000                    5,614                   0.0%
     Hopewell Holdings, Ltd.                                              1,178,000                4,188,083                   0.1%
#    Hsin Chong Construction Group, Ltd.                                  1,682,000                  208,210                   0.0%
     Hung Hing Printing Group, Ltd.                                         910,524                  132,720                   0.0%
#    Hutchison Telecommunications Hong Kong Holdings, Ltd.                4,832,000                1,925,919                   0.0%
     Hutchison Whampoa, Ltd.                                              1,062,000               13,494,150                   0.1%
     Hysan Development Co., Ltd.                                            693,215                3,171,985                   0.0%
*    I-CABLE Communications, Ltd.                                         1,856,000                  167,703                   0.0%
*    Imagi International Holdings, Ltd.                                  18,768,000                  546,851                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
HONG KONG -- (Continued)
*    Integrated Waste Solutions Group Holdings, Ltd.                      4,444,000     $            269,614                   0.0%
     iOne Holdings, Ltd.                                                    700,000                   24,830                   0.0%
     IPE Group, Ltd.                                                      1,225,000                  113,712                   0.0%
#*   IRC, Ltd.                                                            1,958,000                  151,587                   0.0%
     IT, Ltd.                                                             1,735,087                  521,136                   0.0%
*    Jinhui Holdings Co., Ltd.                                              167,000                   29,934                   0.0%
     Johnson Electric Holdings, Ltd.                                        917,250                3,105,169                   0.0%
#    K Wah International Holdings, Ltd.                                   2,647,135                1,660,415                   0.0%
     Ka Shui International Holdings, Ltd.                                   134,000                   22,699                   0.0%
     Kam Hing International Holdings, Ltd.                                   74,000                    5,538                   0.0%
     Kantone Holdings, Ltd.                                               2,444,360                   30,198                   0.0%
     Kerry Logistics Network, Ltd.                                          390,791                  637,142                   0.0%
     Kerry Properties, Ltd.                                               1,156,083                3,973,306                   0.1%
*    King Stone Energy Group, Ltd.                                        1,196,000                   38,417                   0.0%
     Kingmaker Footwear Holdings, Ltd.                                      754,000                  126,290                   0.0%
#    Kingston Financial Group, Ltd.                                       5,725,000                  679,241                   0.0%
*    Ko Yo Chemical Group, Ltd.                                           1,520,000                  372,702                   0.0%
     Kowloon Development Co., Ltd.                                          932,000                1,114,138                   0.0%
#    L'Occitane International SA                                            855,500                2,020,026                   0.0%
*    Lai Sun Development Co., Ltd.                                       32,713,666                  838,960                   0.0%
     Lam Soon Hong Kong, Ltd.                                                12,000                   10,696                   0.0%
     Lee's Pharmaceutical Holdings, Ltd.                                    118,500                  162,581                   0.0%
     Lerado Group Holding Co., Ltd.                                         672,000                  101,397                   0.0%
     Li & Fung, Ltd.                                                      3,397,250                4,144,737                   0.1%
     Lifestyle International Holdings, Ltd.                               1,067,500                2,017,040                   0.0%
     Lippo China Resources, Ltd.                                          7,616,000                  353,698                   0.0%
     Lippo, Ltd.                                                            102,000                   60,695                   0.0%
*    Lisi Group Holdings, Ltd.                                              250,000                   14,339                   0.0%
     Liu Chong Hing Investment, Ltd.                                        448,000                  566,673                   0.0%
     Luen Thai Holdings, Ltd.                                               336,000                   68,508                   0.0%
     Luk Fook Holdings International, Ltd.                                1,439,000                4,281,379                   0.1%
     Luks Group Vietnam Holdings Co., Ltd.                                  130,000                   35,199                   0.0%
     Lung Kee Bermuda Holdings                                              280,000                   84,376                   0.0%
     Magnificent Estates                                                  4,256,000                  203,020                   0.0%
#    Man Wah Holdings, Ltd.                                               1,692,800                2,528,381                   0.0%
     Man Yue Technology Holdings, Ltd.                                      706,000                  158,138                   0.0%
*    Mei Ah Entertainment Group, Ltd.                                     3,580,000                  318,561                   0.0%
#    Melco Crown Entertainment, Ltd.                                         19,500                  175,739                   0.0%
     Melco Crown Entertainment, Ltd. ADR                                     28,855                  783,125                   0.0%
#    Melco International Development, Ltd.                                  977,000                2,655,272                   0.0%
     MGM China Holdings, Ltd.                                               518,000                1,665,264                   0.0%
#*   Midland Holdings, Ltd.                                               2,070,000                1,017,504                   0.0%
     Ming Fai International Holdings, Ltd.                                  453,000                   46,759                   0.0%
*    Ming Fung Jewellery Group, Ltd.                                      6,556,000                   72,796                   0.0%
     Miramar Hotel & Investment                                             241,000                  304,276                   0.0%
#*   Mongolian Mining Corp.                                               3,105,500                  280,484                   0.0%
     MTR Corp., Ltd.                                                        724,817                2,955,429                   0.0%
#    NagaCorp, Ltd.                                                       3,908,000                3,286,105                   0.0%
     Natural Beauty Bio-Technology, Ltd.                                     70,000                    5,776                   0.0%
*    Neo-Neon Holdings, Ltd.                                              1,247,000                  200,905                   0.0%
*    Neptune Group, Ltd.                                                  6,370,000                  144,652                   0.0%
*    New Smart Energy Group, Ltd.                                         4,042,500                  232,003                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
HONG KONG -- (Continued)
     New World Development Co., Ltd.                                      8,459,839     $         10,655,914                   0.1%
#    Newocean Energy Holdings, Ltd.                                       3,126,000                1,472,593                   0.0%
     Next Media, Ltd.                                                     1,192,000                  113,846                   0.0%
     NWS Holdings, Ltd.                                                   1,492,538                2,778,541                   0.0%
*    Orange Sky Golden Harvest Entertainment Holdings, Ltd.               2,990,000                  235,473                   0.0%
     Orient Overseas International, Ltd.                                    549,000                3,113,627                   0.0%
     Oriental Watch Holdings                                              1,152,240                  257,383                   0.0%
     Pacific Andes International Holdings, Ltd.                           4,464,274                  187,133                   0.0%
#    Pacific Basin Shipping, Ltd.                                         4,068,000                1,947,143                   0.0%
     Pacific Textiles Holdings, Ltd.                                      2,004,000                2,697,201                   0.0%
     Paliburg Holdings, Ltd.                                                662,790                  217,105                   0.0%
#    Paradise Entertainment, Ltd.                                         1,044,000                  432,166                   0.0%
     PCCW, Ltd.                                                           7,207,265                4,591,073                   0.1%
     PCCW, Ltd. ADR                                                           7,400                   46,583                   0.0%
#*   Peace Mark Holdings, Ltd.                                              308,000                       --                   0.0%
*    Pearl Oriental Oil, Ltd.                                             2,842,627                   80,341                   0.0%
     Pegasus International Holdings, Ltd.                                    82,000                   11,845                   0.0%
     Perfect Shape PRC Holdings, Ltd.                                       480,000                   92,264                   0.0%
#    Pico Far East Holdings, Ltd.                                         1,042,000                  258,050                   0.0%
     Playmates Holdings, Ltd.                                               195,400                  209,297                   0.0%
#    Playmates Toys, Ltd.                                                 1,164,000                  268,915                   0.0%
     PNG Resources Holdings, Ltd.                                           790,400                   33,633                   0.0%
     Polytec Asset Holdings, Ltd.                                         4,250,000                  620,120                   0.0%
     Power Assets Holdings, Ltd.                                            442,500                4,278,204                   0.1%
#    Prada SpA                                                              271,600                1,672,007                   0.0%
     Public Financial Holdings, Ltd.                                        464,000                  221,591                   0.0%
     PYI Corp., Ltd.                                                      5,416,552                  122,069                   0.0%
     Regal Hotels International Holdings, Ltd.                            1,143,400                  697,316                   0.0%
*    Richfield Group Holdings, Ltd.                                       2,392,000                   86,346                   0.0%
#    SA SA International Holdings, Ltd.                                   2,014,000                1,392,399                   0.0%
     Samsonite International SA                                           2,251,500                7,481,115                   0.1%
#*   Sandmartin International Holdings, Ltd.                                270,000                   15,677                   0.0%
     Sands China, Ltd.                                                      555,600                3,468,924                   0.0%
     SAS Dragon Hldg, Ltd.                                                1,238,000                  381,716                   0.0%
     SCMP Group, Ltd.                                                        10,000                    1,440                   0.0%
     SEA Holdings, Ltd.                                                     246,000                  159,775                   0.0%
#    Shangri-La Asia, Ltd.                                                2,192,166                3,188,687                   0.0%
     Shenyin Wanguo HK, Ltd.                                                470,000                  269,439                   0.0%
*    Shougang Concord Technology Holdings                                 4,482,000                  167,488                   0.0%
     Shun Tak Holdings, Ltd.                                              5,192,250                2,645,360                   0.0%
*    Silver base Group Holdings, Ltd.                                       470,000                   58,847                   0.0%
     Simsen International Corp., Ltd.                                        24,000                    5,199                   0.0%
     Sing Tao News Corp., Ltd.                                              490,000                   69,564                   0.0%
     Singamas Container Holdings, Ltd.                                    3,242,000                  556,293                   0.0%
     Sino Land Co., Ltd.                                                  2,633,265                4,372,833                   0.1%
     Sitoy Group Holdings, Ltd.                                             335,000                  276,330                   0.0%
     SJM Holdings, Ltd.                                                   1,894,699                3,994,840                   0.1%
     SmarTone Telecommunications Holdings, Ltd.                           1,286,803                1,663,265                   0.0%
*    SOCAM Development, Ltd.                                                432,488                  359,707                   0.0%
*    Solomon Systech International, Ltd.                                    754,000                   36,984                   0.0%
     Soundwill Holdings, Ltd.                                                36,000                   57,136                   0.0%
*    South China China, Ltd.                                              1,088,000                  102,460                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
HONG KONG -- (Continued)
#    Stella International Holdings, Ltd.                                    552,000     $          1,583,695                   0.0%
     Stelux Holdings International, Ltd.                                    637,600                  141,433                   0.0%
*    Success Universe Group, Ltd.                                         2,804,000                   99,558                   0.0%
     Sun Hing Vision Group Holdings, Ltd.                                   122,000                   41,200                   0.0%
#    Sun Hung Kai & Co., Ltd.                                             1,654,787                1,230,061                   0.0%
     Sun Hung Kai Properties, Ltd.                                        1,006,511               15,057,226                   0.1%
     Swire Pacific, Ltd. Class A                                            327,000                4,293,331                   0.1%
     Swire Pacific, Ltd. Class B                                            432,500                1,049,761                   0.0%
     Swire Properties, Ltd.                                                 393,050                1,259,454                   0.0%
*    Symphony Holdings, Ltd.                                                651,500                   55,475                   0.0%
     TAI Cheung Holdings, Ltd.                                              498,000                  410,500                   0.0%
     Tai Sang Land Development, Ltd.                                        145,523                   67,845                   0.0%
     Tan Chong International, Ltd.                                          372,000                  138,240                   0.0%
     Tao Heung Holdings, Ltd.                                                36,000                   18,980                   0.0%
*    Taung Gold International, Ltd.                                       3,200,000                   85,863                   0.0%
     Techtronic Industries Co., Ltd.                                      2,609,500                8,186,145                   0.1%
     Television Broadcasts, Ltd.                                            618,000                3,371,660                   0.0%
*    Termbray Industries International Holdings, Ltd.                       112,000                   11,556                   0.0%
     Texwinca Holdings, Ltd.                                              1,434,000                1,258,503                   0.0%
#*   Titan Petrochemicals Group, Ltd.                                     3,200,000                    1,032                   0.0%
#    Tradelink Electronic Commerce, Ltd.                                  1,382,000                  305,149                   0.0%
#    Transport International Holdings, Ltd.                                 291,800                  534,371                   0.0%
#    Trinity, Ltd.                                                        3,704,000                  889,294                   0.0%
#*   TSC Group Holdings, Ltd.                                             1,410,000                  519,920                   0.0%
#*   United Laboratories International Holdings, Ltd. (The)               1,839,500                1,420,641                   0.0%
*    Universe International Holdings, Ltd.                                2,910,000                   43,544                   0.0%
#    Value Partners Group, Ltd.                                           2,062,000                1,554,016                   0.0%
     Varitronix International, Ltd.                                         969,000                  807,426                   0.0%
*    Vedan International Holdings, Ltd.                                   1,192,000                   66,129                   0.0%
     Victory City International Holdings, Ltd.                            1,783,244                  255,318                   0.0%
#    Vitasoy International Holdings, Ltd.                                 1,042,000                1,435,556                   0.0%
     VST Holdings, Ltd.                                                   1,747,200                  603,284                   0.0%
#    VTech Holdings, Ltd.                                                   216,700                2,708,075                   0.0%
     Wai Kee Holdings, Ltd.                                                 222,000                   63,072                   0.0%
     Wharf Holdings, Ltd. (The)                                             695,750                5,159,323                   0.1%
     Wheelock & Co., Ltd.                                                 1,172,000                5,664,303                   0.1%
     Win Hanverky Holdings, Ltd.                                             32,000                    4,086                   0.0%
     Wing On Co. International, Ltd.                                        123,137                  357,513                   0.0%
     Wing Tai Properties, Ltd.                                              374,000                  243,581                   0.0%
     Wong's Kong King International                                         110,000                    9,647                   0.0%
#    Wynn Macau, Ltd.                                                       389,200                1,404,487                   0.0%
     Xinyi Glass Holdings, Ltd.                                           6,548,000                3,851,959                   0.0%
#    Xinyi Solar Holdings, Ltd.                                           3,204,000                1,084,341                   0.0%
     Yau Lee Holdings, Ltd.                                                 218,000                   47,551                   0.0%
     Yeebo International Hldg                                                26,000                    4,429                   0.0%
#    YGM Trading, Ltd.                                                      103,000                  218,903                   0.0%
     Yue Yuen Industrial Holdings, Ltd.                                   1,778,500                5,993,357                   0.1%
                                                                                        --------------------    ------------------
TOTAL HONG KONG                                                                                  361,323,579                   2.9%
                                                                                        --------------------    ------------------
IRELAND -- (0.4%)
*    Bank of Ireland                                                      8,189,025                3,223,647                   0.0%
#*   Bank of Ireland Sponsored ADR                                           82,095                1,312,699                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
IRELAND -- (Continued)
     C&C Group P.L.C.(B010DT8)                                               24,767     $            111,017                   0.0%
     C&C Group P.L.C.(B011Y09)                                              500,412                2,229,079                   0.0%
     CRH P.L.C.(4182249)                                                    161,099                3,573,730                   0.0%
     CRH P.L.C.(0182704)                                                     71,685                1,592,857                   0.0%
#    CRH P.L.C. Sponsored ADR                                               437,413                9,802,425                   0.1%
     Dragon Oil P.L.C.                                                      315,037                2,723,040                   0.0%
     FBD Holdings P.L.C.(0329028)                                            18,709                  309,587                   0.0%
     FBD Holdings P.L.C.(4330231)                                            33,150                  560,704                   0.0%
     Glanbia P.L.C.(4058629)                                                149,945                2,118,164                   0.0%
     Glanbia P.L.C.(0066950)                                                 74,909                1,060,773                   0.0%
     IFG Group P.L.C.                                                        45,155                   86,705                   0.0%
     Irish Continental Group P.L.C.                                         104,638                  365,615                   0.0%
*    Kenmare Resources P.L.C.                                               357,459                   39,447                   0.0%
     Kerry Group P.L.C. Class A(0490656)                                     76,886                5,236,071                   0.1%
     Kerry Group P.L.C. Class A(4519579)                                     19,219                1,305,483                   0.0%
     Kingspan Group P.L.C.(0492793)                                          19,320                  304,254                   0.0%
     Kingspan Group P.L.C.(4491235)                                         295,937                4,632,333                   0.1%
     Paddy Power P.L.C.(0258810)                                              7,672                  559,924                   0.0%
     Paddy Power P.L.C.(4828974)                                             38,032                2,775,828                   0.0%
     Smurfit Kappa Group P.L.C.                                             350,536                7,242,682                   0.1%
                                                                                        --------------------    ------------------
TOTAL IRELAND                                                                                     51,166,064                   0.4%
                                                                                        --------------------    ------------------
ISRAEL -- (0.6%)
*    Africa Israel Investments, Ltd.                                        338,410                  544,134                   0.0%
     Africa Israel Properties, Ltd.                                          22,005                  316,953                   0.0%
*    Airport City, Ltd.                                                      58,545                  535,392                   0.0%
*    AL-ROV Israel, Ltd.                                                      7,750                  227,101                   0.0%
*    Allot Communications, Ltd.                                               5,559                   62,926                   0.0%
#*   Alon Blue Square Israel, Ltd.                                           25,445                   69,831                   0.0%
*    Alrov Properties and Lodgings, Ltd.                                      1,870                   37,697                   0.0%
     Amot Investments, Ltd.                                                 124,444                  393,308                   0.0%
*    AudioCodes, Ltd.                                                        29,705                  138,935                   0.0%
     Avgol Industries 1953, Ltd.                                             30,929                   25,990                   0.0%
*    Azorim-Investment Development & Construction Co., Ltd.                  20,709                   16,196                   0.0%
     Azrieli Group                                                           67,747                2,189,777                   0.0%
     Bank Hapoalim BM                                                     1,164,122                5,992,732                   0.1%
*    Bank Leumi Le-Israel BM                                              1,336,673                4,776,735                   0.1%
     Bayside Land Corp.                                                         972                  258,970                   0.0%
     Bezeq The Israeli Telecommunication Corp., Ltd.                      1,937,341                3,311,157                   0.1%
*    Brainsway, Ltd.                                                          1,406                   12,258                   0.0%
     Cellcom Israel, Ltd.(M2196U109)                                         28,645                  289,887                   0.0%
     Cellcom Israel, Ltd.(B23WQK8)                                           47,327                  486,403                   0.0%
*    Ceragon Networks, Ltd.                                                  14,237                   21,405                   0.0%
#*   Clal Biotechnology Industries, Ltd.                                    136,587                  142,269                   0.0%
*    Clal Insurance Enterprises Holdings, Ltd.                               46,887                  744,914                   0.0%
*    Compugen, Ltd.                                                           2,744                   20,494                   0.0%
     Delek Automotive Systems, Ltd.                                          60,612                  605,959                   0.0%
     Delek Group, Ltd.                                                        5,221                1,804,638                   0.0%
     Delta-Galil Industries, Ltd.                                            16,414                  435,034                   0.0%
*    El Al Israel Airlines                                                  152,065                   21,206                   0.0%
#    Elbit Systems, Ltd.(6308913)                                            35,171                2,139,277                   0.0%
     Elbit Systems, Ltd.(M3760D101)                                             500                   30,310                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
ISRAEL -- (Continued)
     Electra, Ltd.                                                            2,349     $            302,006                   0.0%
     Elron Electronic Industries, Ltd.                                        6,344                   28,743                   0.0%
#*   Evogene, Ltd.                                                           16,344                  186,370                   0.0%
*    EZchip Semiconductor, Ltd.(6554998)                                      2,588                   53,466                   0.0%
#*   EZchip Semiconductor, Ltd.(M4146Y108)                                   24,727                  524,954                   0.0%
     First International Bank Of Israel, Ltd.                                60,157                  847,181                   0.0%
     FMS Enterprises Migun, Ltd.                                              3,360                   49,024                   0.0%
     Formula Systems 1985, Ltd.                                              11,080                  278,829                   0.0%
#    Fox Wizel, Ltd.                                                          8,045                  187,645                   0.0%
     Frutarom Industries, Ltd.                                               60,311                1,526,161                   0.0%
*    Gilat Satellite Networks, Ltd.(M51474118)                                4,324                   21,447                   0.0%
*    Gilat Satellite Networks, Ltd.(B01BZ39)                                 28,182                  141,136                   0.0%
     Golf & Co., Ltd.                                                        12,895                   40,620                   0.0%
*    Hadera Paper, Ltd.                                                       3,551                  118,721                   0.0%
     Harel Insurance Investments & Financial Services, Ltd.                 284,596                1,437,485                   0.0%
#    Industrial Buildings Corp., Ltd.                                        69,029                  113,448                   0.0%
     Israel Chemicals, Ltd.                                                 174,096                1,173,732                   0.0%
*    Israel Discount Bank, Ltd. Class A                                   1,511,176                2,437,252                   0.0%
     Israel Land Development Co., Ltd. (The)                                  7,214                   29,886                   0.0%
     Ituran Location and Control, Ltd.(M6158M104)                             2,473                   50,672                   0.0%
     Ituran Location and Control, Ltd.(B0LDC23)                              18,916                  385,452                   0.0%
*    Jerusalem Oil Exploration                                               23,964                  966,031                   0.0%
*    Kamada, Ltd.                                                            23,951                   99,432                   0.0%
     Magic Software Enterprises, Ltd.                                        10,713                   73,068                   0.0%
     Matrix IT, Ltd.                                                         74,477                  384,572                   0.0%
#*   Mazor Robotics, Ltd.                                                    29,389                  170,149                   0.0%
     Meitav DS Investments, Ltd.                                             17,159                   58,379                   0.0%
#    Melisron, Ltd.                                                          25,629                  685,394                   0.0%
     Menorah Mivtachim Holdings, Ltd.                                        58,152                  626,775                   0.0%
     Migdal Insurance & Financial Holding, Ltd.                             569,762                  777,911                   0.0%
#    Mivtach Shamir Holdings, Ltd.                                            9,389                  264,031                   0.0%
#*   Mizrahi Tefahot Bank, Ltd.                                             306,647                3,394,587                   0.1%
*    Naphtha Israel Petroleum Corp., Ltd.                                    51,067                  340,812                   0.0%
     Neto ME Holdings, Ltd.                                                   1,394                   67,522                   0.0%
     NICE Systems, Ltd. Sponsored ADR                                        40,805                1,659,947                   0.0%
*    Nitsba Holdings 1995, Ltd.                                              50,826                  745,737                   0.0%
*    Nova Measuring Instruments, Ltd.                                        13,791                  137,331                   0.0%
*    Oil Refineries, Ltd.                                                 2,542,052                  829,755                   0.0%
     Ormat Industries                                                       177,716                1,222,999                   0.0%
     Osem Investments, Ltd.                                                  36,382                  699,826                   0.0%
*    Partner Communications Co., Ltd.                                        86,407                  578,092                   0.0%
*    Partner Communications Co., Ltd. ADR                                    11,519                   74,989                   0.0%
     Paz Oil Co., Ltd.                                                       10,709                1,513,538                   0.0%
     Phoenix Holdings, Ltd. (The)                                           143,571                  420,851                   0.0%
     Plasson Industries, Ltd.                                                 1,880                   70,732                   0.0%
#    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.                    12,866                  582,110                   0.0%
*    Sapiens International Corp. NV                                           4,537                   34,155                   0.0%
     Shikun & Binui, Ltd.                                                   330,920                  764,135                   0.0%
#    Shufersal, Ltd.                                                         71,447                  176,645                   0.0%
     Strauss Group, Ltd.                                                     43,223                  702,680                   0.0%
     Teva Pharmaceutical Industries, Ltd.                                       264                   14,902                   0.0%
     Teva Pharmaceutical Industries, Ltd. Sponsored ADR                     588,403               33,227,117                   0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
ISRAEL -- (Continued)
#*   Tower Semiconductor, Ltd.                                               22,626     $            226,614                   0.0%
*    Union Bank of Israel                                                    38,349                  147,489                   0.0%
                                                                                        --------------------    ------------------
TOTAL ISRAEL                                                                                      87,324,425                   0.7%
                                                                                        --------------------    ------------------
ITALY -- (2.2%)
#*   A.S. Roma SpA                                                          145,757                  115,357                   0.0%
     A2A SpA                                                              2,071,109                2,076,754                   0.0%
     ACEA SpA                                                                87,181                1,066,643                   0.0%
#*   Aeffe SpA                                                               68,280                  174,759                   0.0%
#    Aeroporto di Venezia Marco Polo SpA - SAVE                              28,144                  453,409                   0.0%
     Alerion Cleanpower SpA                                                  26,861                   93,051                   0.0%
     Amplifon SpA                                                           139,023                  813,909                   0.0%
     Ansaldo STS SpA                                                        198,920                2,285,113                   0.0%
#*   Arnoldo Mondadori Editore SpA                                          275,035                  226,816                   0.0%
     Ascopiave SpA                                                          134,859                  315,995                   0.0%
     Assicurazioni Generali SpA                                             462,502                9,490,742                   0.1%
#    Astaldi SpA                                                            230,578                1,613,040                   0.0%
     Atlantia SpA                                                           194,227                4,587,098                   0.1%
*    Autogrill SpA                                                          235,095                1,593,345                   0.0%
     Azimut Holding SpA                                                     155,487                3,639,339                   0.0%
#*   Banca Carige SpA                                                     5,419,342                  454,830                   0.0%
#    Banca Finnat Euramerica SpA                                            202,150                  110,111                   0.0%
     Banca Generali SpA                                                      99,003                2,626,824                   0.0%
     Banca IFIS SpA                                                          30,778                  542,064                   0.0%
#*   Banca Monte dei Paschi di Siena SpA                                  3,807,702                2,913,314                   0.0%
*    Banca Popolare dell'Emilia Romagna SC                                1,372,068               10,469,812                   0.1%
#*   Banca Popolare dell'Etruria e del Lazio                                690,352                  435,954                   0.0%
*    Banca Popolare di Milano Scarl                                       6,472,786                4,878,690                   0.1%
     Banca Popolare di Sondrio SCARL                                        646,025                2,592,790                   0.0%
#    Banca Profilo SpA                                                      276,388                  112,861                   0.0%
     Banco di Desio e della Brianza SpA                                      30,473                   96,114                   0.0%
#*   Banco Popolare SC                                                      635,651                9,233,610                   0.1%
*    BasicNet SpA                                                            47,125                  138,220                   0.0%
#*   Beghelli SpA                                                            52,121                   25,599                   0.0%
     Biesse SpA                                                              35,855                  344,562                   0.0%
     Brembo SpA                                                              49,374                1,637,311                   0.0%
#*   Brioschi Sviluppo Immobiliare SpA                                      218,173                   25,201                   0.0%
#    Brunello Cucinelli SpA                                                  20,854                  422,550                   0.0%
     Buzzi Unicem SpA                                                       162,388                2,197,264                   0.0%
     Cairo Communication SpA                                                 47,163                  317,025                   0.0%
#*   Carraro SpA                                                             24,693                   53,856                   0.0%
     Cembre SpA                                                               4,534                   57,226                   0.0%
     Cementir Holding SpA                                                   117,265                  704,593                   0.0%
*    CIR-Compagnie Industriali Riunite SpA                                  917,055                  919,752                   0.0%
     CNH Industrial NV                                                      380,186                3,102,463                   0.0%
     Credito Emiliano SpA                                                   201,689                1,554,140                   0.0%
*    Credito Valtellinese SC                                              1,798,166                1,861,948                   0.0%
#    d'Amico International Shipping SA                                      149,651                   67,810                   0.0%
     Danieli & C Officine Meccaniche SpA                                     25,898                  604,257                   0.0%
     Datalogic SpA                                                           25,733                  296,318                   0.0%
     Davide Campari-Milano SpA                                              217,081                1,561,154                   0.0%
     De' Longhi                                                              87,233                1,707,218                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
ITALY -- (Continued)
*    Delclima                                                                35,945     $             66,641                   0.0%
     DiaSorin SpA                                                            30,809                1,188,537                   0.0%
#*   Ei Towers SpA                                                           15,342                  769,358                   0.0%
     El.En. SpA                                                               1,980                   55,634                   0.0%
     Elica SpA                                                                6,214                   12,450                   0.0%
     Enel Green Power SpA                                                 1,159,587                2,850,582                   0.0%
     Enel SpA                                                             1,237,593                6,324,000                   0.1%
     Engineering SpA                                                         10,702                  517,584                   0.0%
     Eni SpA                                                              1,478,324               31,495,536                   0.3%
#    Eni SpA Sponsored ADR                                                  221,992                9,434,660                   0.1%
     ERG SpA                                                                147,917                1,696,112                   0.0%
     Esprinet SpA                                                            66,385                  548,598                   0.0%
*    Eurotech SpA                                                            93,990                  182,906                   0.0%
     Falck Renewables SpA                                                   309,609                  392,437                   0.0%
*    Finmeccanica SpA                                                       770,085                6,958,799                   0.1%
     FNM SpA                                                                266,439                  192,961                   0.0%
     Gas Plus SpA                                                             5,879                   27,107                   0.0%
#*   Geox SpA                                                               139,690                  427,539                   0.0%
#*   Gruppo Editoriale L'Espresso SpA                                       350,809                  375,393                   0.0%
#    Gruppo MutuiOnline SpA                                                     659                    3,900                   0.0%
     GTECH SpA                                                              106,771                2,488,506                   0.0%
     Hera SpA                                                               938,841                2,472,425                   0.0%
*    IMMSI SpA                                                              569,175                  350,028                   0.0%
*    Indesit Co. SpA                                                         66,609                  916,184                   0.0%
     Industria Macchine Automatiche SpA                                      21,983                  861,891                   0.0%
*    Intek Group SpA                                                        448,638                  193,438                   0.0%
     Interpump Group SpA                                                    112,611                1,468,604                   0.0%
     Intesa Sanpaolo SpA                                                  6,344,733               18,651,983                   0.2%
     Iren SpA                                                               870,126                1,052,185                   0.0%
#    Italcementi SpA                                                        475,597                2,723,830                   0.0%
#    Italmobiliare SpA                                                       16,960                  403,248                   0.0%
#*   Juventus Football Club SpA                                           1,175,852                  325,804                   0.0%
     La Doria SpA                                                            23,017                  177,342                   0.0%
*    Landi Renzo SpA                                                         62,245                   77,249                   0.0%
     Luxottica Group SpA                                                     73,195                3,733,508                   0.0%
     Luxottica Group SpA Sponsored ADR                                       13,400                  680,720                   0.0%
#*   Maire Tecnimont SpA                                                    232,382                  495,763                   0.0%
     MARR SpA                                                                52,605                  838,880                   0.0%
*    Mediaset SpA                                                         1,247,397                4,178,658                   0.1%
*    Mediobanca SpA                                                       1,063,232                9,384,239                   0.1%
#    Mediolanum SpA                                                         254,668                1,716,998                   0.0%
     Nice SpA                                                                16,046                   54,634                   0.0%
     Parmalat SpA                                                           940,095                2,826,223                   0.0%
#*   Piaggio & C SpA                                                        285,621                  798,686                   0.0%
#*   Pininfarina SpA                                                          3,163                   12,524                   0.0%
     Pirelli & C. SpA                                                       254,580                3,413,852                   0.0%
#*   Prelios SpA                                                            159,284                   52,272                   0.0%
#*   Prima Industrie SpA                                                     16,450                  266,501                   0.0%
     Prysmian SpA                                                           349,951                6,065,061                   0.1%
#*   RCS MediaGroup SpA                                                     106,352                  112,192                   0.0%
     Recordati SpA                                                          166,793                2,885,967                   0.0%
#*   Reno de Medici SpA                                                     220,924                   77,142                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
ITALY -- (Continued)
     Reply SpA                                                                7,767     $            573,138                   0.0%
#*   Retelit SpA                                                            296,755                  220,041                   0.0%
     Sabaf SpA                                                                3,507                   56,757                   0.0%
     SAES Getters SpA                                                         4,958                   37,546                   0.0%
#*   Safilo Group SpA                                                        81,864                1,109,962                   0.0%
*    Saipem SpA                                                             309,748                4,849,088                   0.1%
*    Salini Impregilo SpA                                                    99,008                  273,600                   0.0%
     Salvatore Ferragamo Italia SpA                                          31,366                  742,124                   0.0%
#*   Saras SpA                                                              625,765                  638,691                   0.0%
     Servizi Italia SpA                                                       3,824                   19,890                   0.0%
#*   Snai SpA                                                                53,214                   83,356                   0.0%
     Snam SpA                                                               737,209                3,986,444                   0.1%
#    Societa Cattolica di Assicurazioni SCRL                                 78,090                1,209,458                   0.0%
     Societa Iniziative Autostradali e Servizi SpA                          194,040                1,944,229                   0.0%
*    Societa Partecipazioni Finanziarie SpA                                 271,551                       --                   0.0%
*    Sogefi SpA                                                              79,982                  208,183                   0.0%
     SOL SpA                                                                 45,101                  361,292                   0.0%
*    Sorin SpA                                                              577,254                1,291,616                   0.0%
*    Telecom Italia Media SpA                                                 5,706                    6,796                   0.0%
#*   Telecom Italia SpA                                                  15,360,297               17,407,537                   0.2%
*    Telecom Italia SpA Sponsored ADR                                       342,088                3,865,594                   0.0%
     Tenaris SA                                                              64,515                1,275,759                   0.0%
     Tenaris SA ADR                                                          49,796                1,973,913                   0.0%
     Terna Rete Elettrica Nazionale SpA                                   1,317,124                6,640,534                   0.1%
#*   Tiscali SpA                                                          2,735,137                  144,831                   0.0%
#    Tod's SpA                                                               13,547                1,249,857                   0.0%
#    Trevi Finanziaria Industriale SpA                                      113,172                  406,964                   0.0%
*    Uni Land SpA                                                            58,555                       --                   0.0%
     UniCredit SpA                                                        1,967,221               14,248,033                   0.1%
     Unione di Banche Italiane SCPA                                       1,609,345               12,638,980                   0.1%
     Unipol Gruppo Finanziario SpA                                          457,782                2,214,535                   0.0%
     UnipolSai SpA                                                        1,568,517                4,217,331                   0.1%
     Vianini Lavori SpA                                                      30,957                  187,620                   0.0%
     Vittoria Assicurazioni SpA                                              71,654                  790,149                   0.0%
*    World Duty Free SpA                                                     76,248                  647,406                   0.0%
*    Yoox SpA                                                                48,421                  895,287                   0.0%
     Zignago Vetro SpA                                                       41,504                  285,930                   0.0%
                                                                                        --------------------    ------------------
TOTAL ITALY                                                                                      300,590,553                   2.4%
                                                                                        --------------------    ------------------
JAPAN -- (19.1%)
     77 Bank, Ltd. (The)                                                    631,000                3,522,749                   0.1%
#*   A&A Material Corp.                                                      42,000                   41,078                   0.0%
     A&D Co., Ltd.                                                           44,100                  208,421                   0.0%
     ABC-Mart, Inc.                                                          24,700                1,424,218                   0.0%
#    Accordia Golf Co., Ltd.                                                264,100                2,782,650                   0.0%
     Achilles Corp.                                                         381,000                  523,402                   0.0%
#    Adastria Holdings Co., Ltd.                                             50,550                1,124,463                   0.0%
     ADEKA Corp.                                                            199,100                2,570,051                   0.0%
#    Aderans Co., Ltd.                                                       24,800                  295,223                   0.0%
     Advan Co., Ltd.                                                         21,700                  236,394                   0.0%
     Advanex, Inc.                                                           48,000                   70,767                   0.0%
#    Advantest Corp.                                                        111,000                1,294,330                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Advantest Corp. ADR                                                     15,767     $            184,632                   0.0%
#    Aeon Co., Ltd.                                                       1,471,800               14,563,219                   0.1%
     Aeon Delight Co., Ltd.                                                  39,700                  969,836                   0.0%
#    Aeon Fantasy Co., Ltd.                                                  25,600                  332,390                   0.0%
     Aeon Hokkaido Corp.                                                      1,900                   11,156                   0.0%
     Aeon Mall Co., Ltd.                                                     13,420                  246,335                   0.0%
#*   AGORA Hospitality Group Co., Ltd.                                       41,000                   17,051                   0.0%
     Agrex, Inc.                                                              4,200                   51,609                   0.0%
     Agro-Kanesho Co., Ltd.                                                   1,400                   11,385                   0.0%
     Ahresty Corp.                                                           63,100                  353,897                   0.0%
     Ai Holdings Corp.                                                       60,100                1,189,180                   0.0%
     Aica Kogyo Co., Ltd.                                                    68,100                1,409,606                   0.0%
     Aichi Bank, Ltd. (The)                                                  18,200                  893,716                   0.0%
     Aichi Corp.                                                             71,700                  353,058                   0.0%
     Aichi Steel Corp.                                                      325,000                1,168,865                   0.0%
#    Aichi Tokei Denki Co., Ltd.                                             70,000                  200,980                   0.0%
#    Aida Engineering, Ltd.                                                 102,300                  994,160                   0.0%
*    Aigan Co., Ltd.                                                          3,200                    7,480                   0.0%
     Ain Pharmaciez, Inc.                                                    58,400                1,582,069                   0.0%
     Aiphone Co., Ltd.                                                       14,300                  248,254                   0.0%
     Air Water, Inc.                                                        283,000                4,511,107                   0.1%
     Airport Facilities Co., Ltd.                                            51,900                  354,962                   0.0%
     Aisan Industry Co., Ltd.                                                96,600                  774,600                   0.0%
     Aisin Seiki Co., Ltd.                                                  303,200               10,099,217                   0.1%
     Aizawa Securities Co., Ltd.                                             33,400                  168,704                   0.0%
     Ajinomoto Co., Inc.                                                    442,000                8,345,244                   0.1%
#    Akebono Brake Industry Co., Ltd.                                       215,200                  838,826                   0.0%
     Akita Bank, Ltd. (The)                                                 391,000                1,111,203                   0.0%
     Alconix Corp.                                                           19,600                  259,714                   0.0%
     Alfresa Holdings Corp.                                                 158,800                2,015,158                   0.0%
     Alinco, Inc.                                                            17,900                  182,875                   0.0%
     Allied Telesis Holdings K.K.                                           125,800                   96,969                   0.0%
#    Alpen Co., Ltd.                                                         40,400                  623,584                   0.0%
     Alpha Corp.                                                              3,500                   33,783                   0.0%
     Alpha Systems, Inc.                                                      8,520                  112,589                   0.0%
     Alpine Electronics, Inc.                                               136,000                2,321,446                   0.0%
     Alps Electric Co., Ltd.                                                289,300                4,924,225                   0.1%
     Alps Logistics Co., Ltd.                                                10,900                  122,278                   0.0%
     Altech Corp.                                                            14,000                  157,415                   0.0%
     Amada Co., Ltd.                                                        616,000                5,379,853                   0.1%
     Amano Corp.                                                            132,000                1,430,689                   0.0%
     Amiyaki Tei Co., Ltd.                                                   12,200                  435,773                   0.0%
     ANA Holdings, Inc.                                                     470,000                1,089,769                   0.0%
     Anest Iwata Corp.                                                       68,300                  496,876                   0.0%
     Anritsu Corp.                                                          328,700                2,544,909                   0.0%
     AOI Electronic Co., Ltd.                                                 2,700                  127,364                   0.0%
     AOI Pro, Inc.                                                            5,500                   34,046                   0.0%
     AOKI Holdings, Inc.                                                    106,900                1,199,021                   0.0%
     Aomori Bank, Ltd. (The)                                                383,000                1,142,799                   0.0%
     Aoyama Trading Co., Ltd.                                                89,700                2,133,511                   0.0%
     Aozora Bank, Ltd.                                                      796,000                2,797,865                   0.0%
     Arakawa Chemical Industries, Ltd.                                       30,500                  312,392                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Arata Corp.                                                              4,000     $             11,959                   0.0%
     Araya Industrial Co., Ltd.                                              59,000                   93,595                   0.0%
     Arcland Sakamoto Co., Ltd.                                              43,700                  974,210                   0.0%
     Arcs Co., Ltd.                                                          71,873                1,583,961                   0.0%
     Argo Graphics, Inc.                                                        500                    9,041                   0.0%
     Ariake Japan Co., Ltd.                                                  25,900                  583,767                   0.0%
     Arisawa Manufacturing Co., Ltd.                                         93,900                  688,824                   0.0%
#*   Arrk Corp.                                                              90,600                  128,516                   0.0%
#    Artnature, Inc.                                                         23,200                  313,746                   0.0%
     As One Corp.                                                            26,790                  765,575                   0.0%
     Asahi Broadcasting Corp.                                                 4,900                   33,117                   0.0%
#    Asahi Co., Ltd.                                                         56,100                  623,766                   0.0%
     Asahi Diamond Industrial Co., Ltd.                                      95,700                1,161,273                   0.0%
     Asahi Glass Co., Ltd.                                                1,182,000                6,151,933                   0.1%
     Asahi Group Holdings, Ltd.                                             113,900                3,533,048                   0.1%
     Asahi Holdings, Inc.                                                    71,800                1,195,266                   0.0%
     Asahi Intecc Co., Ltd.                                                  21,600                  989,906                   0.0%
     Asahi Kasei Corp.                                                    1,473,000               12,087,747                   0.1%
     Asahi Kogyosha Co., Ltd.                                                31,000                  109,048                   0.0%
     Asahi Organic Chemicals Industry Co., Ltd.                             120,000                  279,869                   0.0%
#*   Asanuma Corp.                                                          138,000                  217,353                   0.0%
#    Asatsu-DK, Inc.                                                         78,400                1,978,551                   0.0%
     Asax Co., Ltd.                                                           2,200                   26,554                   0.0%
#*   Ashimori Industry Co., Ltd.                                            116,000                  204,377                   0.0%
#*   Asia Growth Capital, Ltd.                                              136,600                  190,262                   0.0%
     Asics Corp.                                                             61,600                1,442,482                   0.0%
     ASKA Pharmaceutical Co., Ltd.                                           47,300                  521,959                   0.0%
#    ASKUL Corp.                                                             23,500                  488,335                   0.0%
     Astellas Pharma, Inc.                                                  223,000                3,461,069                   0.1%
     Asunaro Aoki Construction Co., Ltd.                                     42,800                  302,355                   0.0%
#    Atom Corp.                                                              31,500                  172,140                   0.0%
     Autobacs Seven Co., Ltd.                                               131,100                1,923,213                   0.0%
     Avex Group Holdings, Inc.                                              117,200                1,740,833                   0.0%
     Awa Bank, Ltd. (The)                                                   363,000                2,176,773                   0.0%
     Axell Corp.                                                             15,800                  216,887                   0.0%
     Axial Retailing, Inc.                                                   10,100                  203,435                   0.0%
     Azbil Corp.                                                            118,300                2,852,861                   0.0%
     Bandai Namco Holdings, Inc.                                            123,200                3,057,546                   0.0%
     Bando Chemical Industries, Ltd.                                        150,000                  595,491                   0.0%
#    Bank of Iwate, Ltd. (The)                                               29,900                1,368,392                   0.0%
     Bank of Kochi, Ltd. (The)                                               12,000                   15,458                   0.0%
     Bank of Kyoto, Ltd. (The)                                              620,000                5,372,637                   0.1%
     Bank of Nagoya, Ltd. (The)                                             318,000                1,287,408                   0.0%
#    Bank of Okinawa, Ltd. (The)                                             33,050                1,447,821                   0.0%
     Bank of Saga, Ltd. (The)                                               246,000                  568,895                   0.0%
     Bank of the Ryukyus, Ltd.                                              103,500                1,671,448                   0.0%
     Bank of Yokohama, Ltd. (The)                                           949,000                5,484,499                   0.1%
     Belc Co., Ltd.                                                          22,138                  611,507                   0.0%
     Belluna Co., Ltd.                                                       97,700                  436,908                   0.0%
     Benefit One, Inc.                                                       10,300                   91,587                   0.0%
#    Benesse Holdings, Inc.                                                  42,000                1,325,280                   0.0%
     Best Denki Co., Ltd.                                                    81,600                   99,148                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#    Bic Camera, Inc.                                                       232,600     $          2,039,390                   0.0%
#    Bit-isle, Inc.                                                          73,400                  313,841                   0.0%
     BML, Inc.                                                               33,300                  994,365                   0.0%
     Bookoff Corp.                                                           32,200                  241,879                   0.0%
     BP Castrol K.K.                                                          2,200                   21,273                   0.0%
     Bridgestone Corp.                                                      231,800                7,746,231                   0.1%
     Broadleaf Co., Ltd.                                                      2,000                   31,610                   0.0%
#    BRONCO BILLY Co., Ltd.                                                     800                   22,060                   0.0%
     Brother Industries, Ltd.                                               252,900                4,502,772                   0.1%
     Bunka Shutter Co., Ltd.                                                125,000                1,081,130                   0.0%
     C Uyemura & Co., Ltd.                                                    3,300                  156,954                   0.0%
     Calbee, Inc.                                                            53,600                1,877,305                   0.0%
     Calsonic Kansei Corp.                                                  486,000                2,690,713                   0.0%
#    Can Do Co., Ltd.                                                        13,500                  199,048                   0.0%
     Canon Electronics, Inc.                                                 48,200                  880,253                   0.0%
     Canon Marketing Japan, Inc.                                            105,900                2,165,042                   0.0%
     Canon, Inc.                                                            298,034                9,143,730                   0.1%
#    Canon, Inc. Sponsored ADR                                               59,377                1,841,875                   0.0%
     Capcom Co., Ltd.                                                       115,800                1,799,218                   0.0%
     Career Design Center Co., Ltd.                                           5,500                   55,091                   0.0%
     Carlit Holdings Co., Ltd.                                               22,000                  115,301                   0.0%
#    Casio Computer Co., Ltd.                                               241,500                3,850,846                   0.1%
     Cawachi, Ltd.                                                           40,800                  634,357                   0.0%
     Central Glass Co., Ltd.                                                516,000                1,686,881                   0.0%
     Central Japan Railway Co.                                               27,400                4,086,680                   0.1%
     Central Sports Co., Ltd.                                                 1,100                   17,484                   0.0%
     Century Tokyo Leasing Corp.                                            113,130                2,962,529                   0.0%
     Chiba Bank, Ltd. (The)                                                 756,000                5,369,871                   0.1%
     Chiba Kogyo Bank, Ltd. (The)                                           127,600                  899,613                   0.0%
     CHIMNEY Co., Ltd.                                                        4,300                   84,406                   0.0%
     Chino Corp.                                                             13,300                  146,544                   0.0%
     Chiyoda Co., Ltd.                                                       50,300                  995,230                   0.0%
     Chiyoda Integre Co., Ltd.                                               35,200                  606,871                   0.0%
     Chodai Co., Ltd.                                                         4,000                   30,627                   0.0%
     Chori Co., Ltd.                                                         25,300                  371,876                   0.0%
*    Chubu Electric Power Co., Inc.                                         254,700                3,056,291                   0.0%
     Chubu Shiryo Co., Ltd.                                                  29,700                  181,144                   0.0%
     Chuetsu Pulp & Paper Co., Ltd.                                         148,000                  239,804                   0.0%
*    Chugai Mining Co., Ltd.                                                259,700                   65,778                   0.0%
     Chugai Pharmaceutical Co., Ltd.                                         21,300                  665,896                   0.0%
     Chugai Ro Co., Ltd.                                                    116,000                  230,208                   0.0%
     Chugoku Bank, Ltd. (The)                                               264,500                3,909,456                   0.1%
     Chugoku Electric Power Co., Inc. (The)                                 116,000                1,529,787                   0.0%
     Chugoku Marine Paints, Ltd.                                            137,000                1,082,675                   0.0%
     Chukyo Bank, Ltd. (The)                                                192,000                  353,526                   0.0%
     Chuo Gyorui Co., Ltd.                                                   38,000                   88,411                   0.0%
     Chuo Spring Co., Ltd.                                                   60,000                  176,749                   0.0%
     Citizen Holdings Co., Ltd.                                             526,850                3,461,052                   0.1%
     CKD Corp.                                                              131,500                1,153,627                   0.0%
#*   Clarion Co., Ltd.                                                      501,000                1,648,724                   0.0%
     Cleanup Corp.                                                           55,600                  488,345                   0.0%
#    CMIC Holdings Co., Ltd.                                                 38,600                  588,226                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
*    CMK Corp.                                                               66,500     $            165,916                   0.0%
*    Co-Op Chemical Co., Ltd.                                                14,000                   13,208                   0.0%
     Coca-Cola Central Japan Co., Ltd.                                      110,867                1,994,836                   0.0%
     Coca-Cola West Co., Ltd.                                               144,602                2,064,241                   0.0%
     Cocokara fine, Inc.                                                     33,620                  817,279                   0.0%
#*   COLOPL, Inc.                                                            20,800                  673,724                   0.0%
#    Colowide Co., Ltd.                                                      73,700                  883,116                   0.0%
     Computer Engineering & Consulting, Ltd.                                 20,400                  192,598                   0.0%
     COMSYS Holdings Corp.                                                  191,900                3,425,910                   0.1%
     CONEXIO Corp.                                                           30,400                  328,761                   0.0%
#    COOKPAD, Inc.                                                           23,400                  763,722                   0.0%
     Core Corp.                                                               1,100                    8,053                   0.0%
     Corona Corp.                                                            21,700                  225,880                   0.0%
     Cosel Co., Ltd.                                                         27,300                  317,657                   0.0%
     Cosmo Oil Co., Ltd.                                                  1,209,000                1,883,844                   0.0%
*    Cosmos Initia Co., Ltd.                                                 17,500                   72,199                   0.0%
#    Cosmos Pharmaceutical Corp.                                              9,100                1,301,110                   0.0%
     Create Medic Co., Ltd.                                                   3,500                   32,478                   0.0%
     Create SD Holdings Co., Ltd.                                            10,800                  389,197                   0.0%
     Credit Saison Co., Ltd.                                                156,300                3,299,547                   0.0%
     Cresco, Ltd.                                                            35,100                  456,987                   0.0%
#    CROOZ, Inc.                                                             11,000                  201,731                   0.0%
#    Cross Plus, Inc.                                                         2,000                   14,325                   0.0%
     CTI Engineering Co., Ltd.                                               24,600                  390,538                   0.0%
     Cybernet Systems Co., Ltd.                                               4,600                   20,489                   0.0%
     Cybozu, Inc.                                                            13,000                   43,490                   0.0%
#    DA Consortium, Inc.                                                     82,600                  343,628                   0.0%
     Dai Nippon Printing Co., Ltd.                                          421,000                4,149,709                   0.1%
     Dai Nippon Toryo Co., Ltd.                                             308,000                  432,423                   0.0%
     Dai-Dan Co., Ltd.                                                       42,000                  237,728                   0.0%
     Dai-ichi Life Insurance Co., Ltd. (The)                                340,900                5,159,078                   0.1%
     Dai-ichi Seiko Co., Ltd.                                                12,100                  229,165                   0.0%
     Daibiru Corp.                                                          123,900                1,395,671                   0.0%
     Daicel Corp.                                                           584,000                6,732,038                   0.1%
     Daido Kogyo Co., Ltd.                                                   84,000                  204,397                   0.0%
     Daido Metal Co., Ltd.                                                  108,000                1,268,963                   0.0%
#    Daido Steel Co., Ltd.                                                  615,000                2,359,293                   0.0%
     Daidoh, Ltd.                                                            34,800                  159,150                   0.0%
#*   Daiei, Inc. (The)                                                      682,500                  776,946                   0.0%
     Daifuku Co., Ltd.                                                      173,000                2,003,691                   0.0%
     Daihatsu Diesel Manufacturing Co., Ltd.                                 22,000                  180,770                   0.0%
#    Daihatsu Motor Co., Ltd.                                               351,600                4,990,244                   0.1%
     Daihen Corp.                                                           224,000                  793,085                   0.0%
#    Daiho Corp.                                                             99,000                  460,456                   0.0%
     Daiichi Jitsugyo Co., Ltd.                                              82,000                  421,607                   0.0%
#    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                                   3,400                  149,567                   0.0%
     Daiichi Sankyo Co., Ltd.                                               296,900                4,465,920                   0.1%
     Daiichikosho Co., Ltd.                                                  59,500                1,501,569                   0.0%
     Daiken Corp.                                                           111,000                  249,806                   0.0%
#    Daiken Medical Co., Ltd.                                                15,300                  294,340                   0.0%
     Daiki Aluminium Industry Co., Ltd.                                      80,000                  222,117                   0.0%
     Daikin Industries, Ltd.                                                 55,100                3,444,195                   0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Daikoku Denki Co., Ltd.                                                 20,900     $            343,966                   0.0%
     Daikokutenbussan Co., Ltd.                                              17,100                  497,568                   0.0%
#    Daikyo, Inc.                                                           825,392                1,551,727                   0.0%
     Dainichi Co., Ltd.                                                      12,700                   88,678                   0.0%
     Dainichiseika Color & Chemicals Manufacturing Co., Ltd.                140,000                  759,362                   0.0%
#    Daio Paper Corp.                                                       273,000                2,346,030                   0.0%
     Daisan Bank, Ltd. (The)                                                262,000                  417,507                   0.0%
     Daiseki Co., Ltd.                                                       62,325                1,091,367                   0.0%
     Daishi Bank, Ltd. (The)                                                753,000                2,664,607                   0.0%
#    Daishinku Corp.                                                         87,000                  271,418                   0.0%
     Daiso Co., Ltd.                                                        145,000                  472,910                   0.0%
#*   Daisue Construction Co., Ltd.                                           11,700                  101,119                   0.0%
#    Daisyo Corp.                                                            23,700                  286,372                   0.0%
     Daito Bank, Ltd. (The)                                                 261,000                  343,807                   0.0%
     Daito Electron Co., Ltd.                                                 1,000                    4,377                   0.0%
     Daito Pharmaceutical Co., Ltd.                                          17,300                  311,258                   0.0%
     Daito Trust Construction Co., Ltd.                                      38,800                4,834,509                   0.1%
     Daiwa House Industry Co., Ltd.                                         300,000                5,675,877                   0.1%
     Daiwa Industries, Ltd.                                                  29,000                  221,128                   0.0%
     Daiwa Odakyu Construction Co.                                            4,500                   33,374                   0.0%
     Daiwa Securities Group, Inc.                                         1,270,000               10,036,755                   0.1%
     Daiwabo Holdings Co., Ltd.                                             598,000                1,090,788                   0.0%
     DBS Co Ltd                                                              23,500                  145,512                   0.0%
     DC Co., Ltd.                                                            33,300                  153,881                   0.0%
     DCM Holdings Co., Ltd.                                                 249,580                1,672,019                   0.0%
#    Dena Co., Ltd.                                                         298,700                3,859,847                   0.1%
     Denki Kagaku Kogyo K.K.                                              1,580,000                5,161,063                   0.1%
     Denso Corp.                                                            118,700                5,440,449                   0.1%
     Dentsu, Inc.                                                            63,300                2,353,462                   0.0%
     Denyo Co., Ltd.                                                         23,200                  307,620                   0.0%
     Descente, Ltd.                                                          79,000                  738,456                   0.0%
     DIC Corp.                                                            2,125,000                4,355,166                   0.1%
#    Disco Corp.                                                             22,900                1,563,136                   0.0%
#    DKS Co., Ltd.                                                           36,000                  135,268                   0.0%
#    DMG Mori Seiki Co., Ltd.                                               160,800                1,893,836                   0.0%
     DMW Corp.                                                                  900                   14,242                   0.0%
     Don Quijote Holdings Co., Ltd.                                          24,500                1,467,939                   0.0%
     Doshisha Co., Ltd.                                                      41,600                  687,941                   0.0%
     Doutor Nichires Holdings Co., Ltd.                                      64,223                  956,750                   0.0%
     Dowa Holdings Co., Ltd.                                                459,500                3,869,274                   0.1%
     Dr Ci:Labo Co., Ltd.                                                    24,200                  768,693                   0.0%
     Dream Incubator, Inc.                                                    6,200                   96,474                   0.0%
     DTS Corp.                                                               46,000                  946,375                   0.0%
     Dunlop Sports Co., Ltd.                                                 22,300                  261,119                   0.0%
     Duskin Co., Ltd.                                                        56,600                  926,882                   0.0%
     Dynic Corp.                                                             14,000                   22,407                   0.0%
     Eagle Industry Co., Ltd.                                                66,900                1,283,185                   0.0%
#    Earth Chemical Co., Ltd.                                                12,900                  473,053                   0.0%
     East Japan Railway Co.                                                  63,500                4,959,555                   0.1%
     Ebara Corp.                                                            822,000                4,516,439                   0.1%
#    Ebara Jitsugyo Co., Ltd.                                                11,000                  137,780                   0.0%
#    EDION Corp.                                                            223,100                1,591,759                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#    Ehime Bank, Ltd. (The)                                                 286,000     $            633,087                   0.0%
     Eidai Co., Ltd.                                                         28,000                  114,416                   0.0%
     Eighteenth Bank, Ltd. (The)                                            331,000                  937,689                   0.0%
     Eiken Chemical Co., Ltd.                                                36,000                  628,299                   0.0%
     Eisai Co., Ltd.                                                         42,500                1,662,140                   0.0%
     Eizo Corp.                                                              48,000                  877,581                   0.0%
     Elecom Co., Ltd.                                                        23,200                  498,366                   0.0%
     Electric Power Development Co., Ltd.                                    45,700                1,598,180                   0.0%
     Elematec Corp.                                                          11,103                  238,763                   0.0%
     EM Systems Co., Ltd.                                                     6,800                  105,116                   0.0%
#    Emori Group Holdings Co., Ltd.                                          21,300                  217,361                   0.0%
     en-japan, Inc.                                                          16,600                  292,651                   0.0%
#    Endo Lighting Corp.                                                     26,800                  302,294                   0.0%
     Enplas Corp.                                                            18,100                  684,625                   0.0%
*    Enshu, Ltd.                                                            100,000                  108,902                   0.0%
     EPS Corp.                                                               36,700                  433,773                   0.0%
     ESPEC Corp.                                                             37,900                  349,054                   0.0%
     Excel Co., Ltd.                                                         16,400                  205,245                   0.0%
     Exedy Corp.                                                             90,900                2,297,706                   0.0%
     Ezaki Glico Co., Ltd.                                                   55,500                1,796,610                   0.0%
     F-Tech, Inc.                                                            20,200                  218,708                   0.0%
     F@N Communications, Inc.                                                47,900                  418,308                   0.0%
     Faith, Inc.                                                              9,480                   86,949                   0.0%
     FALCO HOLDINGS Co., Ltd.                                                 8,600                   95,019                   0.0%
#    FamilyMart Co., Ltd.                                                    40,500                1,626,196                   0.0%
     Fancl Corp.                                                             85,400                1,171,475                   0.0%
     FANUC Corp.                                                             22,200                3,912,434                   0.1%
     Fast Retailing Co., Ltd.                                                12,300                4,572,614                   0.1%
#    FCC Co., Ltd.                                                           94,800                1,613,385                   0.0%
#*   FDK Corp.                                                              200,000                  265,296                   0.0%
*    Feed One Holdings Co., Ltd.                                            241,520                  232,220                   0.0%
     Felissimo Corp.                                                          1,200                   12,022                   0.0%
#    Ferrotec Corp.                                                          97,100                  529,333                   0.0%
#    FIDEA Holdings Co., Ltd.                                               200,700                  401,013                   0.0%
#    Fields Corp.                                                            41,400                  542,077                   0.0%
#    Financial Products Group Co., Ltd.                                      38,900                  400,534                   0.0%
*    First Baking Co., Ltd.                                                  12,000                   14,563                   0.0%
#    First Juken Co., Ltd.                                                    2,300                   25,810                   0.0%
#    Foster Electric Co., Ltd.                                               61,600                  975,911                   0.0%
#    FP Corp.                                                                59,500                1,714,842                   0.0%
     France Bed Holdings Co., Ltd.                                          216,000                  356,260                   0.0%
     Freund Corp.                                                             5,000                   45,204                   0.0%
#    Fudo Tetra Corp.                                                       265,500                  651,227                   0.0%
#    Fuji Co., Ltd.                                                          32,300                  635,769                   0.0%
#    Fuji Corp., Ltd.                                                        70,700                  402,005                   0.0%
     Fuji Electric Co., Ltd.                                              1,037,000                4,556,028                   0.1%
#    Fuji Electronics Co., Ltd.                                              15,300                  182,729                   0.0%
     Fuji Furukawa Engineering & Construction Co., Ltd.                      10,000                   24,826                   0.0%
     Fuji Heavy Industries, Ltd.                                            366,300               12,191,617                   0.1%
     Fuji Kiko Co., Ltd.                                                     37,000                  184,248                   0.0%
     Fuji Kosan Co., Ltd.                                                    11,000                   62,200                   0.0%
#    Fuji Kyuko Co., Ltd.                                                    79,000                  820,935                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Fuji Media Holdings, Inc.                                               48,300     $            666,433                   0.0%
#    Fuji Oil Co., Ltd.(6581361)                                            131,000                  396,695                   0.0%
     Fuji Oil Co., Ltd.(6356848)                                            143,100                2,272,549                   0.0%
     Fuji Pharma Co., Ltd.                                                   13,800                  255,659                   0.0%
     Fuji Seal International, Inc.                                           52,500                1,582,538                   0.0%
     Fuji Soft, Inc.                                                         50,500                1,250,173                   0.0%
#    Fujibo Holdings, Inc.                                                  239,000                  662,425                   0.0%
     Fujicco Co., Ltd.                                                       33,600                  501,284                   0.0%
     FUJIFILM Holdings Corp.                                                247,675                8,314,100                   0.1%
     Fujikura Kasei Co., Ltd.                                                51,200                  264,993                   0.0%
#    Fujikura Rubber, Ltd.                                                   34,900                  251,731                   0.0%
     Fujikura, Ltd.                                                         851,000                3,574,717                   0.1%
     Fujimi, Inc.                                                            44,700                  614,217                   0.0%
     Fujimori Kogyo Co., Ltd.                                                31,000                  855,947                   0.0%
#*   Fujisash Co., Ltd.                                                     183,500                  258,249                   0.0%
     Fujishoji Co., Ltd.                                                      2,800                   32,404                   0.0%
#    Fujita Kanko, Inc.                                                      33,000                  115,969                   0.0%
#    Fujitec Co., Ltd.                                                      157,200                1,569,461                   0.0%
     Fujitsu Frontech, Ltd.                                                  38,300                  524,012                   0.0%
     Fujitsu General, Ltd.                                                  101,000                1,264,359                   0.0%
     Fujitsu, Ltd.                                                        1,287,292                7,826,044                   0.1%
     Fujiya Co., Ltd.                                                       116,000                  206,448                   0.0%
     FuKoKu Co., Ltd.                                                         8,400                   93,043                   0.0%
     Fukuda Corp.                                                            40,000                  421,186                   0.0%
     Fukui Bank, Ltd. (The)                                                 415,000                  994,413                   0.0%
     Fukuoka Financial Group, Inc.                                          643,600                3,293,333                   0.0%
     Fukushima Bank, Ltd. (The)                                             500,000                  388,776                   0.0%
     Fukushima Industries Corp.                                              30,800                  605,264                   0.0%
#    Fukuyama Transporting Co., Ltd.                                        207,000                1,038,831                   0.0%
#    Fumakilla, Ltd.                                                         15,000                   47,119                   0.0%
     Funai Soken Holdings, Inc.                                              33,700                  297,188                   0.0%
#    Furukawa Battery Co., Ltd. (The)                                        74,000                  619,663                   0.0%
#    Furukawa Co., Ltd.                                                     530,000                1,041,663                   0.0%
#    Furukawa Electric Co., Ltd.                                          2,100,067                3,706,413                   0.1%
#    Furuno Electric Co., Ltd.                                               47,800                  392,554                   0.0%
     Furusato Industries, Ltd.                                               17,400                  262,534                   0.0%
#    Furuya Metal Co., Ltd.                                                   1,400                   33,238                   0.0%
     Fuso Chemical Co., Ltd.                                                  1,000                   10,656                   0.0%
     Fuso Pharmaceutical Industries, Ltd.                                   108,000                  317,776                   0.0%
     Futaba Industrial Co., Ltd.                                            150,000                  836,329                   0.0%
     Future Architect, Inc.                                                  17,200                   98,372                   0.0%
     Fuyo General Lease Co., Ltd.                                            24,400                  963,346                   0.0%
     G-7 Holdings, Inc.                                                       6,500                   53,508                   0.0%
     G-Tekt Corp.                                                            45,100                  449,843                   0.0%
     Gakken Holdings Co., Ltd.                                              103,000                  233,832                   0.0%
     GCA Savvian Corp.                                                       19,200                  206,246                   0.0%
     Gecoss Corp.                                                            36,200                  600,334                   0.0%
     Genki Sushi Co., Ltd.                                                    3,500                   60,952                   0.0%
     Genky Stores, Inc.                                                       3,700                  184,114                   0.0%
#    Geo Holdings Corp.                                                     106,100                  936,864                   0.0%
#    GLOBERIDE, Inc.                                                        284,000                  384,878                   0.0%
     Glory, Ltd.                                                            112,300                2,893,911                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#    GMO internet, Inc.                                                     122,800     $          1,031,088                   0.0%
#    GMO Payment Gateway, Inc.                                               27,600                  570,505                   0.0%
     Godo Steel, Ltd.                                                       391,000                  542,875                   0.0%
     Goldcrest Co., Ltd.                                                     52,230                  944,938                   0.0%
     Goldwin, Inc.                                                           66,000                  370,882                   0.0%
#    Gourmet Kineya Co., Ltd.                                                28,000                  219,945                   0.0%
#    Gree, Inc.                                                             217,900                1,560,512                   0.0%
     GS Yuasa Corp.                                                         543,000                2,711,004                   0.0%
#    GSI Creos Corp.                                                        122,000                  159,581                   0.0%
     Gulliver International Co., Ltd.                                       114,600                1,000,533                   0.0%
#    Gun-Ei Chemical Industry Co., Ltd.                                     124,000                  383,276                   0.0%
#    GungHo Online Entertainment, Inc.                                      218,700                  881,491                   0.0%
     Gunma Bank, Ltd. (The)                                                 623,000                3,887,815                   0.1%
     Gunze, Ltd.                                                            450,000                1,252,369                   0.0%
#    Gurunavi, Inc.                                                          56,800                  778,346                   0.0%
     H-One Co., Ltd.                                                         20,800                  127,321                   0.0%
     H2O Retailing Corp.                                                    196,760                3,272,545                   0.0%
     Hachijuni Bank, Ltd. (The)                                             665,000                4,071,670                   0.1%
     Hagihara Industries, Inc.                                                7,500                  109,447                   0.0%
     Hagoromo Foods Corp.                                                     3,000                   29,504                   0.0%
     Hakudo Co., Ltd.                                                         5,600                   52,728                   0.0%
     Hakuhodo DY Holdings, Inc.                                             328,000                3,243,761                   0.0%
     Hakuto Co., Ltd.                                                        30,000                  294,868                   0.0%
     Hamakyorex Co., Ltd.                                                    17,500                  561,992                   0.0%
     Hamamatsu Photonics K.K.                                                44,400                2,017,106                   0.0%
     Hankyu Hanshin Holdings, Inc.                                        1,399,000                8,225,517                   0.1%
     Hanwa Co., Ltd.                                                        507,000                1,828,059                   0.0%
#    Happinet Corp.                                                          31,400                  538,587                   0.0%
     Hard Off Corp. Co., Ltd.                                                16,700                  135,925                   0.0%
     Harima Chemicals Group, Inc.                                            22,000                   93,819                   0.0%
#    Harmonic Drive Systems, Inc.                                            18,600                  240,124                   0.0%
     Haruyama Trading Co., Ltd.                                               6,500                   41,192                   0.0%
     Haseko Corp.                                                           368,100                2,698,145                   0.0%
#    Hazama Ando Corp.                                                      299,280                2,012,014                   0.0%
     Heiwa Corp.                                                            115,200                2,358,877                   0.0%
     Heiwa Real Estate Co., Ltd.                                            125,900                2,068,642                   0.0%
     Heiwado Co., Ltd.                                                       80,900                1,506,027                   0.0%
     HI-LEX Corp.                                                            16,500                  429,812                   0.0%
     Hibiya Engineering, Ltd.                                                18,300                  272,777                   0.0%
     Hiday Hidaka Corp.                                                      19,164                  554,754                   0.0%
#    Higashi Nihon House Co., Ltd.                                          133,300                  564,975                   0.0%
#    Higashi-Nippon Bank, Ltd. (The)                                        277,000                  701,794                   0.0%
#    Higo Bank, Ltd. (The)                                                  309,000                1,758,874                   0.0%
     Hikari Tsushin, Inc.                                                    22,700                1,505,809                   0.0%
#    Himaraya Co., Ltd.                                                       6,000                   51,766                   0.0%
     Hino Motors, Ltd.                                                      140,100                2,050,094                   0.0%
     Hioki EE Corp.                                                           5,800                   89,414                   0.0%
     Hiramatsu, Inc.                                                         46,800                  258,944                   0.0%
     Hiroshima Bank, Ltd. (The)                                             929,000                4,644,421                   0.1%
#    HIS Co., Ltd.                                                           23,900                  620,873                   0.0%
     Hisaka Works, Ltd.                                                      11,000                   99,982                   0.0%
     Hisamitsu Pharmaceutical Co., Inc.                                      22,000                  740,547                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Hitachi Capital Corp.                                                  132,100     $          3,265,193                   0.0%
     Hitachi Chemical Co., Ltd.                                             177,100                3,121,471                   0.0%
#    Hitachi Construction Machinery Co., Ltd.                               184,200                3,767,696                   0.1%
     Hitachi High-Technologies Corp.                                         96,400                2,944,971                   0.0%
#    Hitachi Koki Co., Ltd.                                                 133,500                1,147,857                   0.0%
#    Hitachi Kokusai Electric, Inc.                                         148,000                2,216,889                   0.0%
     Hitachi Metals Techno, Ltd.                                              3,500                   41,087                   0.0%
     Hitachi Metals, Ltd.                                                   152,730                2,578,510                   0.0%
#    Hitachi Transport System, Ltd.                                         106,600                1,410,700                   0.0%
#    Hitachi Zosen Corp.                                                    414,500                2,199,822                   0.0%
     Hitachi, Ltd.                                                        1,787,000               14,041,300                   0.1%
     Hitachi, Ltd. ADR                                                       89,223                7,102,151                   0.1%
#    Hochiki Corp.                                                           34,000                  284,764                   0.0%
     Hodogaya Chemical Co., Ltd.                                             97,000                  175,397                   0.0%
     Hogy Medical Co., Ltd.                                                  25,100                1,303,939                   0.0%
#*   Hokkaido Electric Power Co., Inc.                                      181,300                1,522,076                   0.0%
#    Hokkaido Gas Co., Ltd.                                                  75,000                  193,972                   0.0%
     Hokkan Holdings, Ltd.                                                   70,000                  179,476                   0.0%
     Hokko Chemical Industry Co., Ltd.                                       27,000                   91,133                   0.0%
     Hokkoku Bank, Ltd. (The)                                               598,000                2,075,346                   0.0%
     Hokuetsu Bank, Ltd. (The)                                              410,000                  795,912                   0.0%
     Hokuetsu Industries Co., Ltd.                                           34,000                  318,608                   0.0%
#    Hokuetsu Kishu Paper Co., Ltd.                                         317,095                1,319,642                   0.0%
     Hokuhoku Financial Group, Inc.                                       2,039,000                4,096,107                   0.1%
#    Hokuriku Electric Industry Co., Ltd.                                   140,000                  213,774                   0.0%
     Hokuriku Electric Power Co.                                            164,500                2,220,799                   0.0%
     Hokuriku Electrical Construction Co., Ltd.                               9,000                   47,305                   0.0%
     Hokuto Corp.                                                            44,900                  818,624                   0.0%
     Honda Motor Co., Ltd.                                                  825,300               26,384,206                   0.2%
#    Honda Motor Co., Ltd. Sponsored ADR                                    417,161               13,399,211                   0.1%
#    Honeys Co., Ltd.                                                        49,730                  464,941                   0.0%
#    Hoosiers Holdings Co., Ltd.                                             82,900                  396,498                   0.0%
     Horiba, Ltd.                                                            78,900                2,854,425                   0.0%
     Hoshizaki Electric Co., Ltd.                                            30,100                1,457,974                   0.0%
#    Hosokawa Micron Corp.                                                   62,000                  347,778                   0.0%
     House Foods Group, Inc.                                                134,600                2,303,314                   0.0%
     Howa Machinery, Ltd.                                                    23,300                  155,225                   0.0%
     Hoya Corp.                                                             121,200                4,288,884                   0.1%
     Hurxley Corp.                                                            2,200                   16,953                   0.0%
     Hyakugo Bank, Ltd. (The)                                               529,000                2,230,918                   0.0%
     Hyakujushi Bank, Ltd. (The)                                            427,000                1,388,142                   0.0%
     I-Net Corp/Kanagawa                                                      8,800                   65,989                   0.0%
     Ibiden Co., Ltd.                                                       267,000                4,013,536                   0.1%
     IBJ Leasing Co., Ltd.                                                   19,200                  454,935                   0.0%
#    Ichibanya Co., Ltd.                                                     12,100                  569,050                   0.0%
#    Ichiken Co., Ltd.                                                       36,000                  106,170                   0.0%
#    Ichikoh Industries, Ltd.                                               118,000                  270,174                   0.0%
     Ichinen Holdings Co., Ltd.                                              35,772                  297,036                   0.0%
     Ichiyoshi Securities Co., Ltd.                                          77,100                  913,890                   0.0%
     Idec Corp.                                                              45,800                  373,902                   0.0%
     Idemitsu Kosan Co., Ltd.                                               182,100                3,521,745                   0.1%
#    Ihara Chemical Industry Co., Ltd.                                       59,000                  597,988                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#    IHI Corp.                                                              963,000     $          4,642,266                   0.1%
     Iida Group Holdings Co., Ltd.                                          140,496                1,561,214                   0.0%
     Iino Kaiun Kaisha, Ltd.                                                218,000                1,204,594                   0.0%
*    IJT Technology Holdings Co., Ltd.                                       22,760                  100,246                   0.0%
#    Ikegami Tsushinki Co., Ltd.                                             48,000                   52,892                   0.0%
     Ikyu Corp.                                                               9,300                  126,568                   0.0%
     Imasen Electric Industrial                                              38,900                  660,760                   0.0%
     Imperial Hotel, Ltd.                                                    15,100                  326,507                   0.0%
     Inaba Denki Sangyo Co., Ltd.                                            49,400                1,721,976                   0.0%
     Inaba Seisakusho Co., Ltd.                                               1,800                   21,989                   0.0%
     Inabata & Co., Ltd.                                                    114,400                1,105,795                   0.0%
     Inageya Co., Ltd.                                                       24,600                  260,155                   0.0%
     Ines Corp.                                                              68,000                  563,012                   0.0%
     Infocom Corp.                                                           31,000                  238,565                   0.0%
     Information Services International-Dentsu, Ltd.                         32,600                  345,374                   0.0%
     Innotech Corp.                                                          17,700                   84,985                   0.0%
     Intage Holdings, Inc.                                                    8,600                  107,210                   0.0%
#    Internet Initiative Japan, Inc.                                         84,900                1,490,694                   0.0%
#    Inui Global Logistics Co., Ltd.                                         11,400                  107,431                   0.0%
#    Iriso Electronics Co., Ltd.                                             13,900                  947,132                   0.0%
     Ise Chemical Corp.                                                      18,000                  122,476                   0.0%
#    Iseki & Co., Ltd.                                                      597,000                1,382,768                   0.0%
     Isetan Mitsukoshi Holdings, Ltd.                                       254,540                3,465,324                   0.1%
#*   Ishihara Sangyo Kaisha, Ltd.                                         1,030,000                  846,540                   0.0%
     Ishii Iron Works Co., Ltd.                                              29,000                   62,926                   0.0%
     Ishizuka Glass Co., Ltd.                                                12,000                   17,334                   0.0%
     Isuzu Motors, Ltd.                                                     388,200                5,064,990                   0.1%
     IT Holdings Corp.                                                      225,700                3,687,796                   0.1%
     Itfor, Inc.                                                             21,800                   92,281                   0.0%
#    Ito En, Ltd.                                                            45,700                  908,837                   0.0%
     ITOCHU Corp.                                                           857,000               10,359,879                   0.1%
     Itochu Enex Co., Ltd.                                                  130,100                  833,493                   0.0%
     Itochu Techno-Solutions Corp.                                           38,600                1,534,683                   0.0%
     Itochu-Shokuhin Co., Ltd.                                               10,400                  343,456                   0.0%
     Itoham Foods, Inc.                                                     316,000                1,625,417                   0.0%
     Itoki Corp.                                                             86,800                  487,889                   0.0%
#    IwaiCosmo Holdings, Inc.                                                57,400                  633,101                   0.0%
     Iwaki & Co., Ltd.                                                       19,000                   40,128                   0.0%
     Iwasaki Electric Co., Ltd.                                              93,000                  205,065                   0.0%
#    Iwatani Corp.                                                          525,000                3,589,500                   0.1%
     Iwatsu Electric Co., Ltd.                                              123,000                   99,446                   0.0%
     Iyo Bank, Ltd. (The)                                                   445,657                4,758,910                   0.1%
     Izumi Co., Ltd.                                                         59,000                1,898,235                   0.0%
#*   Izutsuya Co., Ltd.                                                     162,000                   92,366                   0.0%
     J Front Retailing Co., Ltd.                                            463,500                6,169,114                   0.1%
#    J-Oil Mills, Inc.                                                      280,000                  909,628                   0.0%
#    Jalux, Inc.                                                              2,900                   33,598                   0.0%
     Jamco Corp.                                                             14,900                  329,229                   0.0%
#*   Janome Sewing Machine Co., Ltd.                                        650,000                1,008,708                   0.0%
     Japan Airport Terminal Co., Ltd.                                        61,700                2,434,258                   0.0%
     Japan Aviation Electronics Industry, Ltd.                              136,000                2,694,542                   0.0%
#*   Japan Communications, Inc.                                             182,800                  801,148                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Japan Digital Laboratory Co., Ltd.                                      21,100     $            375,813                   0.0%
#    Japan Drilling Co., Ltd.                                                16,800                  702,343                   0.0%
     Japan Exchange Group, Inc.                                             141,100                3,500,135                   0.1%
#    Japan Medical Dynamic Marketing, Inc.                                    2,600                   12,214                   0.0%
     Japan Oil Transportation Co., Ltd.                                       2,000                    4,158                   0.0%
     Japan Pulp & Paper Co., Ltd.                                           134,000                  396,659                   0.0%
*    Japan Radio Co., Ltd.                                                  115,000                  411,169                   0.0%
#    Japan Steel Works, Ltd. (The)                                          647,000                2,314,339                   0.0%
     Japan Tobacco, Inc.                                                    222,200                7,581,250                   0.1%
     Japan Transcity Corp.                                                   74,000                  250,217                   0.0%
     Japan Vilene Co., Ltd.                                                  72,000                  399,827                   0.0%
     Japan Wool Textile Co., Ltd. (The)                                     113,000                  764,617                   0.0%
     JBCC Holdings, Inc.                                                     28,900                  199,872                   0.0%
     JCU Corp.                                                                7,400                  307,782                   0.0%
     Jeol, Ltd.                                                             205,000                  985,977                   0.0%
     JFE Holdings, Inc.                                                     301,008                5,971,989                   0.1%
     JGC Corp.                                                               87,000                2,235,879                   0.0%
     Jimoto Holdings, Inc.                                                    6,000                   12,598                   0.0%
#    Jin Co., Ltd.                                                           21,600                  470,748                   0.0%
     JK Holdings Co., Ltd.                                                   10,900                   54,772                   0.0%
     JMS Co., Ltd.                                                           40,000                  106,052                   0.0%
#    Joban Kosan Co., Ltd.                                                   65,000                   86,270                   0.0%
     Joshin Denki Co., Ltd.                                                  65,000                  592,216                   0.0%
#    Jowa Holdings Co., Ltd.                                                 25,000                  888,230                   0.0%
#    Joyo Bank, Ltd. (The)                                                  577,000                3,089,638                   0.0%
#    JP-Holdings, Inc.                                                      105,700                  392,415                   0.0%
#    JSP Corp.                                                               37,400                  593,009                   0.0%
     JSR Corp.                                                              159,300                2,868,713                   0.0%
     JTEKT Corp.                                                            316,500                5,090,325                   0.1%
#*   Juki Corp.                                                             187,000                  583,176                   0.0%
     Juroku Bank, Ltd. (The)                                                524,000                2,066,647                   0.0%
*    Justsystems Corp.                                                       43,500                  328,201                   0.0%
#*   JVC Kenwood Corp.                                                      383,370                  732,942                   0.0%
     JX Holdings, Inc.                                                    2,127,170                9,112,050                   0.1%
     K&O Energy Group, Inc.                                                  21,000                  265,180                   0.0%
     K's Holdings Corp.                                                      90,320                2,494,393                   0.0%
#    kabu.com Securities Co., Ltd.                                          236,900                1,177,749                   0.0%
#    Kabuki-Za Co., Ltd.                                                      1,000                   43,625                   0.0%
#*   Kadokawa Dwango Corp.                                                   78,753                1,444,298                   0.0%
     Kaga Electronics Co., Ltd.                                              48,700                  560,977                   0.0%
#    Kagome Co., Ltd.                                                        57,700                  936,101                   0.0%
     Kagoshima Bank, Ltd. (The)                                             397,000                2,574,591                   0.0%
     Kajima Corp.                                                           535,000                2,380,512                   0.0%
     Kakaku.com, Inc.                                                       135,400                1,843,536                   0.0%
     Kaken Pharmaceutical Co., Ltd.                                         117,000                2,931,319                   0.0%
     Kakiyasu Honten Co., Ltd.                                                  200                    3,019                   0.0%
     Kameda Seika Co., Ltd.                                                  25,400                  767,466                   0.0%
     Kamei Corp.                                                             44,500                  318,835                   0.0%
     Kamigumi Co., Ltd.                                                     436,000                4,203,846                   0.1%
     Kanaden Corp.                                                           27,000                  189,778                   0.0%
#    Kanagawa Chuo Kotsu Co., Ltd.                                           24,000                  116,438                   0.0%
#    Kanamoto Co., Ltd.                                                      58,100                2,120,676                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Kandenko Co., Ltd.                                                     282,000     $          1,479,653                   0.0%
     Kaneka Corp.                                                           655,000                3,598,791                   0.1%
     Kanematsu Corp.                                                      1,158,000                1,842,504                   0.0%
     Kanematsu Electronics, Ltd.                                             10,900                  141,077                   0.0%
*    Kansai Electric Power Co., Inc. (The)                                  278,500                2,750,330                   0.0%
     Kansai Paint Co., Ltd.                                                 167,000                2,552,852                   0.0%
     Kansai Super Market, Ltd.                                                1,500                   10,330                   0.0%
#    Kansai Urban Banking Corp.                                              61,600                  679,419                   0.0%
*    Kanto Denka Kogyo Co., Ltd.                                            134,000                  527,078                   0.0%
     Kao Corp.                                                              104,300                4,067,082                   0.1%
     Kasai Kogyo Co., Ltd.                                                   78,500                  694,226                   0.0%
#    Kasumi Co., Ltd.                                                        79,700                  750,124                   0.0%
     Katakura Chikkarin Co., Ltd.                                            20,000                   46,191                   0.0%
     Katakura Industries Co., Ltd.                                           53,600                  648,385                   0.0%
     Kato Sangyo Co., Ltd.                                                   50,900                1,083,066                   0.0%
     Kato Works Co., Ltd.                                                   121,128                  891,794                   0.0%
#    KAWADA TECHNOLOGIES, Inc.                                                6,800                  300,910                   0.0%
#    Kawai Musical Instruments Manufacturing Co., Ltd.                       17,200                  323,454                   0.0%
     Kawakin Holdings Co., Ltd.                                              10,000                   24,156                   0.0%
     Kawasaki Heavy Industries, Ltd.                                      1,112,000                4,367,813                   0.1%
#    Kawasaki Kasei Chemicals, Ltd.                                          23,000                   31,798                   0.0%
     Kawasaki Kinkai Kisen Kaisha, Ltd.                                      28,000                   84,482                   0.0%
#    Kawasaki Kisen Kaisha, Ltd.                                          1,925,000                4,385,889                   0.1%
     Kawasumi Laboratories, Inc.                                             24,200                  162,875                   0.0%
     KDDI Corp.                                                             213,400               14,013,860                   0.1%
#    Keihan Electric Railway Co., Ltd.                                      794,000                3,891,527                   0.1%
     Keihanshin Building Co., Ltd.                                           69,200                  389,692                   0.0%
     Keihin Co., Ltd.                                                        87,000                  126,629                   0.0%
     Keihin Corp.                                                           130,200                1,644,949                   0.0%
     Keikyu Corp.                                                           183,000                1,522,543                   0.0%
     Keio Corp.                                                             226,000                1,716,635                   0.0%
     Keisei Electric Railway Co., Ltd.                                      234,000                2,750,328                   0.0%
     Keiyo Bank, Ltd. (The)                                                 340,000                1,777,591                   0.0%
#    Keiyo Co., Ltd.                                                         59,800                  272,382                   0.0%
#    Kenko Mayonnaise Co., Ltd.                                              11,400                  122,987                   0.0%
     Kewpie Corp.                                                           148,400                2,565,057                   0.0%
     Key Coffee, Inc.                                                        36,200                  521,797                   0.0%
     Keyence Corp.                                                            5,005                2,425,334                   0.0%
     KFC Holdings Japan, Ltd.                                                 5,000                   95,276                   0.0%
#*   KI Holdings Co., Ltd.                                                   17,000                   84,309                   0.0%
#    Kikkoman Corp.                                                         104,050                2,393,275                   0.0%
#    Kimoto Co., Ltd.                                                       100,700                  282,167                   0.0%
     Kimura Chemical Plants Co., Ltd.                                         7,700                   33,819                   0.0%
     King Jim Co., Ltd.                                                       3,500                   24,308                   0.0%
     Kintetsu Corp.                                                         682,000                2,372,399                   0.0%
#*   Kintetsu Department Store Co., Ltd.                                     38,000                  108,530                   0.0%
     Kintetsu World Express, Inc.                                            24,900                  861,698                   0.0%
     Kinugawa Rubber Industrial Co., Ltd.                                   154,000                  652,759                   0.0%
     Kirin Holdings Co., Ltd.                                               634,680                8,228,501                   0.1%
*    Kirindo Holdings Co., Ltd.                                               2,700                   16,558                   0.0%
     Kita-Nippon Bank, Ltd. (The)                                            11,300                  268,602                   0.0%
#    Kitagawa Iron Works Co., Ltd.                                          204,000                  364,197                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Kitamura Co., Ltd.                                                         900     $              5,519                   0.0%
     Kitano Construction Corp.                                               89,000                  275,397                   0.0%
#    Kito Corp.                                                              43,000                  493,374                   0.0%
     Kitz Corp.                                                             211,900                  971,066                   0.0%
     Kiyo Bank, Ltd. (The)                                                  105,900                1,522,622                   0.0%
#*   KLab, Inc.                                                              10,200                  150,716                   0.0%
*    KNT-CT Holdings Co., Ltd.                                              253,000                  383,976                   0.0%
     Koa Corp.                                                               91,500                  811,598                   0.0%
     Koatsu Gas Kogyo Co., Ltd.                                              38,000                  202,159                   0.0%
     Kobayashi Pharmaceutical Co., Ltd.                                      20,600                1,271,568                   0.0%
     Kobe Steel, Ltd.                                                     6,861,000               10,901,081                   0.1%
#    Kobelco Eco-Solutions Co., Ltd.                                         10,000                   61,189                   0.0%
#    Kogi Corp.                                                              13,000                   28,139                   0.0%
#    Kohnan Shoji Co., Ltd.                                                  84,600                  970,753                   0.0%
     Kohsoku Corp.                                                            9,300                   77,131                   0.0%
     Koike Sanso Kogyo Co., Ltd.                                             40,000                  101,197                   0.0%
#    Koito Manufacturing Co., Ltd.                                          156,000                4,700,635                   0.1%
     Kojima Co., Ltd.                                                        85,600                  232,887                   0.0%
     Kokusai Co., Ltd.                                                        2,700                   43,554                   0.0%
     Kokuyo Co., Ltd.                                                       191,364                1,524,162                   0.0%
#    KOMAIHALTEC, Inc.                                                      106,000                  257,277                   0.0%
     Komatsu Seiren Co., Ltd.                                                44,000                  220,489                   0.0%
     Komatsu, Ltd.                                                          356,100                8,407,289                   0.1%
     Komeri Co., Ltd.                                                        82,700                1,859,057                   0.0%
     Konaka Co., Ltd.                                                        61,380                  349,581                   0.0%
#    Konami Corp.                                                           118,762                2,384,532                   0.0%
#    Konami Corp. ADR                                                        19,770                  397,970                   0.0%
     Kondotec, Inc.                                                          26,400                  169,908                   0.0%
     Konica Minolta, Inc.                                                   644,900                7,205,944                   0.1%
     Konishi Co., Ltd.                                                       46,600                  804,296                   0.0%
     Kosaido Co., Ltd.                                                          600                    2,366                   0.0%
#    Kose Corp.                                                              51,300                2,096,492                   0.0%
#    Kosei Securities Co., Ltd. (The)                                       115,000                  241,693                   0.0%
#    Koshidaka Holdings Co., Ltd.                                            10,200                  174,174                   0.0%
#    Kotobuki Spirits Co., Ltd.                                               8,000                  159,145                   0.0%
     Krosaki Harima Corp.                                                   115,000                  248,001                   0.0%
     KRS Corp.                                                               11,500                  132,963                   0.0%
#    KU Holdings Co., Ltd.                                                   15,600                   83,554                   0.0%
     Kubota Corp.                                                            63,000                1,002,834                   0.0%
     Kubota Corp. Sponsored ADR                                              44,682                3,591,539                   0.1%
*    Kumagai Gumi Co., Ltd.                                                 358,000                1,295,258                   0.0%
#    Kumiai Chemical Industry Co., Ltd.                                      79,000                  485,866                   0.0%
     Kura Corp.                                                              31,300                  848,599                   0.0%
     Kurabo Industries, Ltd.                                                441,000                  733,268                   0.0%
     Kuraray Co., Ltd.                                                      295,000                3,426,443                   0.1%
     Kuraudia Co., Ltd.                                                       1,200                   13,602                   0.0%
#    Kureha Corp.                                                           417,000                2,068,168                   0.0%
     Kurimoto, Ltd.                                                         307,000                  628,653                   0.0%
     Kurita Water Industries, Ltd.                                          163,900                3,536,846                   0.1%
#    Kuroda Electric Co., Ltd.                                               83,700                1,176,882                   0.0%
     Kusuri No Aoki Co., Ltd.                                                12,000                  589,000                   0.0%
     KYB Co., Ltd.                                                          564,000                2,428,584                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Kyocera Corp.                                                           49,330     $          2,273,690                   0.0%
     Kyocera Corp. Sponsored ADR                                             57,800                2,681,342                   0.0%
     Kyodo Printing Co., Ltd.                                               171,000                  606,767                   0.0%
#    Kyoei Sangyo Co., Ltd.                                                  21,000                   40,596                   0.0%
#    Kyoei Steel, Ltd.                                                       44,400                  739,005                   0.0%
     Kyoei Tanker Co., Ltd.                                                  18,000                   33,553                   0.0%
     Kyokuto Boeki Kaisha, Ltd.                                              16,000                   36,008                   0.0%
     Kyokuto Kaihatsu Kogyo Co., Ltd.                                        58,100                  826,095                   0.0%
#    Kyokuto Securities Co., Ltd.                                            63,700                1,076,616                   0.0%
#    Kyokuyo Co., Ltd.                                                      224,000                  524,029                   0.0%
     KYORIN Holdings, Inc.                                                   99,200                2,089,919                   0.0%
#    Kyoritsu Maintenance Co., Ltd.                                          31,540                1,269,262                   0.0%
     Kyoritsu Printing Co., Ltd.                                             27,400                   72,164                   0.0%
     Kyosan Electric Manufacturing Co., Ltd.                                113,000                  362,034                   0.0%
     Kyoto Kimono Yuzen Co., Ltd.                                            12,900                  116,239                   0.0%
     Kyowa Electronics Instruments Co., Ltd.                                  6,000                   24,998                   0.0%
     Kyowa Exeo Corp.                                                       177,200                2,169,854                   0.0%
     Kyowa Hakko Kirin Co., Ltd.                                            235,000                2,740,885                   0.0%
     Kyudenko Corp.                                                         105,000                1,180,702                   0.0%
*    Kyushu Electric Power Co., Inc.                                        169,100                1,834,676                   0.0%
     LAC Co., Ltd.                                                            8,800                   68,996                   0.0%
#    Land Business Co., Ltd.                                                 17,200                   64,059                   0.0%
     Lasertec Corp.                                                          27,500                  344,072                   0.0%
     Lawson, Inc.                                                            27,900                1,892,661                   0.0%
     LEC, Inc.                                                                7,400                   76,449                   0.0%
*    Leopalace21 Corp.                                                      565,300                3,540,730                   0.1%
#    Life Corp.                                                              21,400                  343,249                   0.0%
#    Link And Motivation, Inc.                                               51,100                   74,161                   0.0%
     Lintec Corp.                                                           100,000                2,087,850                   0.0%
#    Lion Corp.                                                             337,000                1,904,007                   0.0%
#*   Livesense, Inc.                                                         25,500                  190,893                   0.0%
     LIXIL Group Corp.                                                      213,419                4,680,357                   0.1%
*    Lonseal Corp.                                                           23,000                   31,716                   0.0%
     Look, Inc.                                                              68,000                  144,512                   0.0%
     M3, Inc.                                                                57,800                  964,593                   0.0%
#    Macnica, Inc.                                                           29,700                  860,837                   0.0%
#    Maeda Corp.                                                            223,000                1,971,597                   0.0%
#    Maeda Kosen Co., Ltd.                                                   24,200                  294,406                   0.0%
     Maeda Road Construction Co., Ltd.                                      138,000                2,127,192                   0.0%
     Maezawa Kasei Industries Co., Ltd.                                      10,000                  102,560                   0.0%
     Maezawa Kyuso Industries Co., Ltd.                                      15,400                  187,742                   0.0%
#    Makino Milling Machine Co., Ltd.                                       311,000                2,120,060                   0.0%
     Makita Corp.                                                            32,700                1,831,170                   0.0%
     Makita Corp. Sponsored ADR                                              12,696                  705,898                   0.0%
#    Mamiya-Op Co., Ltd.                                                    148,000                  268,217                   0.0%
     Mandom Corp.                                                            32,600                1,093,626                   0.0%
     Mani, Inc.                                                               5,500                  351,520                   0.0%
     Marche Corp.                                                             2,000                   15,453                   0.0%
     Mars Engineering Corp.                                                  29,000                  526,829                   0.0%
     Marubeni Corp.                                                         696,359                4,477,203                   0.1%
     Marubun Corp.                                                           27,100                  173,570                   0.0%
     Marudai Food Co., Ltd.                                                 210,000                  777,772                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#*   Maruei Department Store Co., Ltd.                                       27,000     $             34,839                   0.0%
#    Maruetsu, Inc. (The)                                                    71,000                  346,356                   0.0%
     Marufuji Sheet Piling Co., Ltd.                                         16,000                   57,756                   0.0%
     Maruha Nichiro Corp.                                                    64,282                  930,966                   0.0%
#    Marui Group Co., Ltd.                                                  455,600                3,850,377                   0.1%
     Maruka Machinery Co., Ltd.                                               7,200                   86,312                   0.0%
     Marusan Securities Co., Ltd.                                           137,400                1,008,242                   0.0%
     Maruwa Co., Ltd.                                                        18,700                  554,002                   0.0%
     Maruyama Manufacturing Co., Inc.                                        91,000                  204,114                   0.0%
*    Maruzen CHI Holdings Co., Ltd.                                           6,400                   21,932                   0.0%
#    Maruzen Showa Unyu Co., Ltd.                                           116,000                  369,919                   0.0%
#    Marvelous AQL, Inc.                                                     59,200                  690,363                   0.0%
     Matsuda Sangyo Co., Ltd.                                                28,362                  313,954                   0.0%
     Matsui Construction Co., Ltd.                                           27,000                  127,387                   0.0%
#    Matsui Securities Co., Ltd.                                             85,100                  816,532                   0.0%
     Matsumotokiyoshi Holdings Co., Ltd.                                     70,100                2,038,652                   0.0%
     Matsuya Foods Co., Ltd.                                                 16,500                  316,793                   0.0%
     Max Co., Ltd.                                                           64,000                  719,963                   0.0%
     Maxvalu Tokai Co., Ltd.                                                 10,100                  144,475                   0.0%
     Mazda Motor Corp.                                                      378,800                8,949,828                   0.1%
#    McDonald's Holdings Co. Japan, Ltd.                                     30,300                  739,546                   0.0%
     MEC Co., Ltd.                                                           30,100                  307,249                   0.0%
     Medical System Network Co., Ltd.                                        11,900                   36,336                   0.0%
     Medipal Holdings Corp.                                                 221,900                2,459,578                   0.0%
     Megachips Corp.                                                         44,900                  583,875                   0.0%
     Megmilk Snow Brand Co., Ltd.                                           118,700                1,574,921                   0.0%
     Meidensha Corp.                                                        536,000                1,986,179                   0.0%
     Meiji Holdings Co., Ltd.                                                64,310                5,395,778                   0.1%
     Meiji Shipping Co., Ltd.                                                 9,800                   33,062                   0.0%
#    Meiko Electronics Co., Ltd.                                             54,300                  184,229                   0.0%
#    Meiko Network Japan Co., Ltd.                                           34,700                  390,188                   0.0%
     Meisei Industrial Co., Ltd.                                             95,000                  610,174                   0.0%
     Meitec Corp.                                                            27,200                  852,963                   0.0%
     Meito Sangyo Co., Ltd.                                                  12,900                  130,975                   0.0%
     Meito Transportation Co., Ltd.                                           1,300                    7,985                   0.0%
     Meiwa Corp.                                                             45,400                  168,929                   0.0%
     Meiwa Estate Co., Ltd.                                                  26,500                  125,400                   0.0%
#    Melco Holdings, Inc.                                                    38,600                  553,140                   0.0%
     Mesco, Inc.                                                              6,000                   41,089                   0.0%
     Message Co., Ltd.                                                       23,200                  729,133                   0.0%
#    Michinoku Bank, Ltd. (The)                                             179,000                  341,911                   0.0%
#    Micronics Japan Co., Ltd.                                               24,900                1,267,451                   0.0%
     Mie Bank, Ltd. (The)                                                   177,000                  412,810                   0.0%
     Mikuni Corp.                                                             9,000                   34,266                   0.0%
     Milbon Co., Ltd.                                                        15,836                  508,745                   0.0%
     Mimasu Semiconductor Industry Co., Ltd.                                 55,500                  499,311                   0.0%
     Minato Bank, Ltd. (The)                                                353,000                  696,010                   0.0%
#    Minebea Co., Ltd.                                                      486,000                6,659,382                   0.1%
#    Ministop Co., Ltd.                                                      43,100                  613,636                   0.0%
     Miraca Holdings, Inc.                                                   79,800                3,349,959                   0.0%
     Miraial Co., Ltd.                                                        2,100                   32,334                   0.0%
     Mirait Holdings Corp.                                                  162,730                1,821,574                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Miroku Jyoho Service Co., Ltd.                                          30,000     $            166,029                   0.0%
     Misawa Homes Co., Ltd.                                                  79,300                  726,927                   0.0%
     MISUMI Group, Inc.                                                      69,000                2,177,217                   0.0%
     Mitani Corp.                                                            14,900                  377,958                   0.0%
     Mitani Sekisan Co., Ltd.                                                   700                   12,177                   0.0%
     Mito Securities Co., Ltd.                                              169,000                  635,407                   0.0%
     Mitsuba Corp.                                                           93,300                1,485,005                   0.0%
     Mitsubishi Chemical Holdings Corp.                                   3,054,800               15,047,596                   0.1%
     Mitsubishi Corp.                                                       556,200               10,906,164                   0.1%
     Mitsubishi Electric Corp.                                              496,000                6,395,319                   0.1%
     Mitsubishi Estate Co., Ltd.                                            143,073                3,644,749                   0.1%
     Mitsubishi Gas Chemical Co., Inc.                                      520,000                3,111,254                   0.0%
     Mitsubishi Heavy Industries, Ltd.                                    1,863,000               11,621,459                   0.1%
     Mitsubishi Logistics Corp.                                             197,000                3,000,601                   0.0%
     Mitsubishi Materials Corp.                                           2,142,200                6,704,893                   0.1%
     Mitsubishi Motors Corp.                                                417,900                4,299,854                   0.1%
     Mitsubishi Nichiyu Forklift Co., Ltd.                                   71,800                  528,077                   0.0%
*    Mitsubishi Paper Mills, Ltd.                                           806,000                  623,383                   0.0%
#    Mitsubishi Pencil Co., Ltd.                                             34,600                1,115,556                   0.0%
     Mitsubishi Research Institute, Inc.                                        600                   13,633                   0.0%
#    Mitsubishi Shokuhin Co., Ltd.                                           27,400                  617,204                   0.0%
     Mitsubishi Steel Manufacturing Co., Ltd.                               409,000                  903,995                   0.0%
     Mitsubishi Tanabe Pharma Corp.                                         175,100                2,662,776                   0.0%
     Mitsubishi UFJ Financial Group, Inc.                                 4,157,100               24,232,622                   0.2%
     Mitsubishi UFJ Financial Group, Inc. ADR                             1,847,677               10,864,341                   0.1%
     Mitsuboshi Belting Co., Ltd.                                            98,000                  701,954                   0.0%
     Mitsui & Co., Ltd.                                                     605,000                9,134,932                   0.1%
#    Mitsui & Co., Ltd. Sponsored ADR                                        15,592                4,760,238                   0.1%
*    Mitsui Chemicals, Inc.                                               1,674,065                4,849,257                   0.1%
     Mitsui Engineering & Shipbuilding Co., Ltd.                          2,123,000                4,615,332                   0.1%
     Mitsui Fudosan Co., Ltd.                                               116,000                3,731,305                   0.1%
     Mitsui High-Tec, Inc.                                                   55,100                  330,235                   0.0%
     Mitsui Home Co., Ltd.                                                   50,000                  219,054                   0.0%
     Mitsui Matsushima Co., Ltd.                                            434,000                  526,603                   0.0%
     Mitsui Mining & Smelting Co., Ltd.                                   1,970,000                5,225,575                   0.1%
     Mitsui OSK Lines, Ltd.                                               1,297,000                4,097,683                   0.1%
     Mitsui Sugar Co., Ltd.                                                 195,000                  676,398                   0.0%
     Mitsui-Soko Co., Ltd.                                                  329,000                1,250,787                   0.0%
     Mitsumura Printing Co., Ltd.                                            15,000                   34,826                   0.0%
     Mitsuuroko Group Holdings Co., Ltd.                                     27,600                  134,825                   0.0%
     Miura Co., Ltd.                                                        145,500                1,702,793                   0.0%
#    Miyaji Engineering Group, Inc.                                         145,000                  282,835                   0.0%
     Miyazaki Bank, Ltd. (The)                                              360,000                1,085,222                   0.0%
     Miyoshi Oil & Fat Co., Ltd.                                            119,000                  147,850                   0.0%
     Mizuho Financial Group, Inc.                                        13,495,060               24,592,258                   0.2%
     Mizuno Corp.                                                           239,605                1,200,467                   0.0%
     Mochida Pharmaceutical Co., Ltd.                                        22,299                1,394,428                   0.0%
#    Monex Group, Inc.                                                      474,900                1,212,092                   0.0%
#    Money Partners Group Co., Ltd.                                          23,100                   87,207                   0.0%
     Monogatari Corp. (The)                                                  13,100                  423,533                   0.0%
#    MonotaRO Co., Ltd.                                                      49,800                1,315,805                   0.0%
     MORESCO Corp.                                                           17,000                  276,501                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Morinaga & Co., Ltd.                                                   403,000     $            864,161                   0.0%
     Morinaga Milk Industry Co., Ltd.                                       611,000                2,042,939                   0.0%
     Morita Holdings Corp.                                                   69,800                  680,013                   0.0%
     Morozoff, Ltd.                                                          48,000                  155,812                   0.0%
     Mory Industries, Inc.                                                   45,000                  172,418                   0.0%
     MOS Food Services, Inc.                                                  9,600                  187,319                   0.0%
#    Moshi Moshi Hotline, Inc.                                               70,500                  703,578                   0.0%
     Mr Max Corp.                                                            35,900                   99,596                   0.0%
     MS&AD Insurance Group Holdings, Inc.                                   204,874                4,428,712                   0.1%
     MTI, Ltd.                                                               29,100                  285,925                   0.0%
     Murata Manufacturing Co., Ltd.                                          40,100                4,505,653                   0.1%
#    Musashi Seimitsu Industry Co., Ltd.                                     62,800                1,232,878                   0.0%
     Musashino Bank, Ltd. (The)                                              73,100                2,476,861                   0.0%
#    Mutoh Holdings Co., Ltd.                                                67,000                  321,000                   0.0%
#    Nabtesco Corp.                                                         104,200                2,521,691                   0.0%
     NAC Co., Ltd.                                                           28,200                  313,091                   0.0%
     Nachi-Fujikoshi Corp.                                                  484,000                3,007,716                   0.0%
     Nafco Co., Ltd.                                                            200                    2,707                   0.0%
     Nagaileben Co., Ltd.                                                    17,200                  330,601                   0.0%
     Nagano Bank, Ltd. (The)                                                 89,000                  151,112                   0.0%
     Nagano Keiki Co., Ltd.                                                   1,700                   10,024                   0.0%
     Nagase & Co., Ltd.                                                     196,100                2,540,037                   0.0%
     Nagatanien Co., Ltd.                                                    10,000                   97,698                   0.0%
#    Nagoya Railroad Co., Ltd.                                              696,000                2,976,038                   0.0%
#*   Naigai Co., Ltd.                                                       132,000                   71,316                   0.0%
     Nakabayashi Co., Ltd.                                                   59,000                  109,670                   0.0%
     Nakamuraya Co., Ltd.                                                    41,000                  158,899                   0.0%
     Nakanishi, Inc.                                                          8,000                  273,598                   0.0%
     Nakano Corp.                                                             1,000                    3,388                   0.0%
*    Nakayama Steel Works, Ltd.                                             350,000                  252,605                   0.0%
     Namura Shipbuilding Co., Ltd.                                           11,648                  114,008                   0.0%
#    Nankai Electric Railway Co., Ltd.                                      485,000                2,294,905                   0.0%
     Nanto Bank, Ltd. (The)                                                 374,000                1,501,429                   0.0%
     Natori Co., Ltd.                                                         7,200                   73,954                   0.0%
     NDS Co., Ltd.                                                           58,000                  162,755                   0.0%
     NEC Capital Solutions, Ltd.                                             18,800                  355,703                   0.0%
     NEC Corp.                                                            3,452,800               12,210,396                   0.1%
     NEC Networks & System Integration Corp.                                 50,500                1,097,246                   0.0%
#    NET One Systems Co., Ltd.                                              191,400                1,115,645                   0.0%
     Neturen Co., Ltd.                                                       87,300                  624,565                   0.0%
#*   New Japan Chemical Co., Ltd.                                            57,600                  119,019                   0.0%
*    New Japan Radio Co., Ltd.                                               43,000                  192,016                   0.0%
     Nexon Co., Ltd.                                                        129,200                1,138,540                   0.0%
#    Next Co., Ltd.                                                          40,700                  231,355                   0.0%
     NGK Insulators, Ltd.                                                   160,000                3,446,083                   0.1%
     NGK Spark Plug Co., Ltd.                                               149,000                3,885,995                   0.1%
     NH Foods, Ltd.                                                         190,000                4,381,341                   0.1%
     NHK Spring Co., Ltd.                                                   369,700                3,383,617                   0.1%
     Nice Holdings, Inc.                                                    106,000                  201,813                   0.0%
     Nichi-iko Pharmaceutical Co., Ltd.                                     109,950                1,817,485                   0.0%
     Nichia Steel Works, Ltd.                                                41,000                  124,174                   0.0%
#    Nichias Corp.                                                          206,000                1,251,773                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Nichiban Co., Ltd.                                                      38,000     $            132,799                   0.0%
#    Nichicon Corp.                                                         146,400                  987,209                   0.0%
     Nichiden Corp.                                                           6,700                  142,734                   0.0%
     Nichiha Corp.                                                           55,700                  477,238                   0.0%
#    Nichii Gakkan Co.                                                      106,200                  824,078                   0.0%
     Nichimo Co., Ltd.                                                       48,000                   80,703                   0.0%
     Nichirei Corp.                                                         697,000                2,966,530                   0.0%
     Nichireki Co., Ltd.                                                     78,000                  618,557                   0.0%
#    Nidec Corp.                                                             36,878                2,436,613                   0.0%
#    Nidec Corp. ADR                                                         19,800                  330,066                   0.0%
     Nifco, Inc.                                                            122,500                3,881,609                   0.1%
     NIFTY Corp.                                                             16,300                  196,126                   0.0%
#    Nihon Chouzai Co., Ltd.                                                  4,580                  121,537                   0.0%
#    Nihon Dempa Kogyo Co., Ltd.                                             49,500                  391,218                   0.0%
     Nihon Eslead Corp.                                                       1,200                   10,983                   0.0%
     Nihon Kagaku Sangyo Co., Ltd.                                           11,000                   73,831                   0.0%
     Nihon Kohden Corp.                                                      51,100                2,612,580                   0.0%
     Nihon M&A Center, Inc.                                                  49,700                1,428,341                   0.0%
     Nihon Nohyaku Co., Ltd.                                                121,700                1,238,654                   0.0%
     Nihon Parkerizing Co., Ltd.                                             72,300                1,725,781                   0.0%
#    Nihon Plast Co., Ltd.                                                    2,900                   20,360                   0.0%
     Nihon Shokuhin Kako Co., Ltd.                                            7,000                   23,203                   0.0%
     Nihon Tokushu Toryo Co., Ltd.                                            4,500                   28,259                   0.0%
#    Nihon Trim Co., Ltd.                                                    16,300                  365,744                   0.0%
#    Nihon Unisys, Ltd.                                                     145,100                1,286,315                   0.0%
     Nihon Yamamura Glass Co., Ltd.                                         145,000                  219,302                   0.0%
#    Nikkiso Co., Ltd.                                                      131,100                1,355,966                   0.0%
     Nikko Co., Ltd.                                                         33,000                  126,027                   0.0%
#    Nikon Corp.                                                            311,500                4,268,068                   0.1%
     Nippo Corp.                                                            131,000                2,394,509                   0.0%
     Nippon Air Conditioning Services Co., Ltd.                               2,600                   17,532                   0.0%
     Nippon Beet Sugar Manufacturing Co., Ltd.                              172,000                  289,321                   0.0%
#    Nippon Carbide Industries Co., Inc.                                    170,000                  349,343                   0.0%
     Nippon Carbon Co., Ltd.                                                294,000                  493,658                   0.0%
*    Nippon Chemi-Con Corp.                                                 482,000                1,437,967                   0.0%
#*   Nippon Chemical Industrial Co., Ltd.                                   231,000                  340,395                   0.0%
     Nippon Chemiphar Co., Ltd.                                              45,000                  234,799                   0.0%
     Nippon Chutetsukan K.K.                                                 46,000                  101,426                   0.0%
     Nippon Coke & Engineering Co., Ltd.                                    471,800                  470,733                   0.0%
#    Nippon Concrete Industries Co., Ltd.                                   103,000                  615,982                   0.0%
     Nippon Denko Co., Ltd.                                                 329,650                  827,995                   0.0%
#    Nippon Densetsu Kogyo Co., Ltd.                                         78,700                1,111,590                   0.0%
     Nippon Electric Glass Co., Ltd.                                        701,000                3,259,681                   0.0%
     Nippon Express Co., Ltd.                                               855,000                3,761,111                   0.1%
     Nippon Felt Co., Ltd.                                                   15,100                   64,320                   0.0%
     Nippon Filcon Co., Ltd.                                                 16,300                   74,717                   0.0%
     Nippon Fine Chemical Co., Ltd.                                          23,700                  182,576                   0.0%
#    Nippon Flour Mills Co., Ltd.                                           376,000                1,887,263                   0.0%
#    Nippon Gas Co., Ltd.                                                    50,500                1,249,591                   0.0%
     Nippon Hume Corp.                                                       44,200                  353,084                   0.0%
     Nippon Jogesuido Sekkei Co., Ltd.                                        8,200                  103,349                   0.0%
     Nippon Kanzai Co., Ltd.                                                  8,000                  208,701                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Nippon Kasei Chemical Co., Ltd.                                         26,000     $             33,382                   0.0%
     Nippon Kayaku Co., Ltd.                                                290,000                3,813,224                   0.1%
#*   Nippon Kinzoku Co., Ltd.                                               131,000                  181,843                   0.0%
     Nippon Koei Co., Ltd.                                                  179,000                  756,792                   0.0%
     Nippon Konpo Unyu Soko Co., Ltd.                                       137,600                2,276,689                   0.0%
#*   Nippon Koshuha Steel Co., Ltd.                                         187,000                  191,428                   0.0%
#    Nippon Light Metal Holdings Co., Ltd.                                1,478,800                2,184,037                   0.0%
#    Nippon Paint Holdings Co., Ltd.                                        101,000                2,293,441                   0.0%
#    Nippon Paper Industries Co., Ltd.                                      222,402                3,273,107                   0.0%
#    Nippon Parking Development Co., Ltd.                                   227,900                  249,196                   0.0%
     Nippon Pillar Packing Co., Ltd.                                         42,400                  336,734                   0.0%
     Nippon Piston Ring Co., Ltd.                                           219,000                  468,070                   0.0%
     Nippon Rietec Co., Ltd.                                                  3,000                   21,299                   0.0%
     Nippon Road Co., Ltd. (The)                                            186,000                1,034,114                   0.0%
     Nippon Seiki Co., Ltd.                                                  63,000                1,342,095                   0.0%
     Nippon Seisen Co., Ltd.                                                 47,000                  302,849                   0.0%
#    Nippon Sharyo, Ltd.                                                     99,000                  305,998                   0.0%
*    Nippon Sheet Glass Co., Ltd.                                         2,067,000                1,981,599                   0.0%
     Nippon Shinyaku Co., Ltd.                                               83,000                2,388,947                   0.0%
     Nippon Shokubai Co., Ltd.                                              234,000                2,804,848                   0.0%
     Nippon Signal Co., Ltd. (The)                                          110,800                1,080,060                   0.0%
     Nippon Soda Co., Ltd.                                                  218,000                1,241,397                   0.0%
#    Nippon Steel & Sumikin Bussan Corp.                                    492,000                1,790,350                   0.0%
     Nippon Steel & Sumikin Texeng Co., Ltd.                                 71,000                  370,389                   0.0%
     Nippon Steel & Sumitomo Metal Corp.                                  6,636,540               17,512,792                   0.2%
*    Nippon Suisan Kaisha, Ltd.                                             816,900                2,414,836                   0.0%
     Nippon Synthetic Chemical Industry Co., Ltd. (The)                     159,000                  970,797                   0.0%
     Nippon Telegraph & Telephone Corp.                                      35,100                2,183,881                   0.0%
#    Nippon Telegraph & Telephone Corp. ADR                                  71,400                2,247,672                   0.0%
     Nippon Thompson Co., Ltd.                                              206,000                  863,386                   0.0%
     Nippon Tungsten Co., Ltd.                                               31,000                   53,413                   0.0%
     Nippon Valqua Industries, Ltd.                                         141,000                  384,712                   0.0%
#*   Nippon Yakin Kogyo Co., Ltd.                                           285,000                  736,040                   0.0%
#    Nippon Yusen K.K.                                                    1,933,904                5,013,760                   0.1%
#    Nipro Corp.                                                            361,800                2,980,870                   0.0%
     Nishi-Nippon City Bank, Ltd. (The)                                   1,165,000                3,193,520                   0.0%
     Nishi-Nippon Railroad Co., Ltd.                                        432,000                1,721,311                   0.0%
     Nishimatsu Construction Co., Ltd.                                      152,000                  738,017                   0.0%
#    Nishimatsuya Chain Co., Ltd.                                            93,500                  845,222                   0.0%
     Nishio Rent All Co., Ltd.                                               38,000                1,374,420                   0.0%
     Nissan Chemical Industries, Ltd.                                       198,700                3,684,064                   0.1%
     Nissan Motor Co., Ltd.                                               2,320,100               21,163,253                   0.2%
     Nissan Shatai Co., Ltd.                                                130,300                1,793,012                   0.0%
     Nissan Tokyo Sales Holdings Co., Ltd.                                   36,000                   90,877                   0.0%
     Nissei ASB Machine Co., Ltd.                                            22,600                  458,881                   0.0%
#    Nissei Build Kogyo Co., Ltd.                                           162,000                  420,795                   0.0%
     Nissei Plastic Industrial Co., Ltd.                                     20,700                  165,273                   0.0%
#    Nissha Printing Co., Ltd.                                               63,600                1,025,442                   0.0%
     Nisshin Fudosan Co.                                                     56,200                  248,210                   0.0%
#    Nisshin Oillio Group, Ltd. (The)                                       296,000                1,060,807                   0.0%
#    Nisshin Seifun Group, Inc.                                             437,545                4,424,466                   0.1%
#    Nisshin Steel Co., Ltd.                                                227,774                2,126,729                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Nisshinbo Holdings, Inc.                                                94,000     $            776,295                   0.0%
     Nissin Corp.                                                           100,000                  250,712                   0.0%
#    Nissin Electric Co., Ltd.                                              106,000                  573,609                   0.0%
     Nissin Foods Holdings Co., Ltd.                                         15,575                  820,879                   0.0%
     Nissin Kogyo Co., Ltd.                                                 106,500                1,645,996                   0.0%
     Nissin Sugar Co., Ltd.                                                   4,900                  102,327                   0.0%
     Nissui Pharmaceutical Co., Ltd.                                         19,300                  218,158                   0.0%
     Nitori Holdings Co., Ltd.                                               33,400                2,116,744                   0.0%
     Nitta Corp.                                                             38,900                  874,648                   0.0%
     Nitta Gelatin, Inc.                                                      6,000                   45,561                   0.0%
     Nittan Valve Co., Ltd.                                                  27,500                   78,277                   0.0%
     Nittetsu Mining Co., Ltd.                                              177,000                  671,008                   0.0%
     Nitto Boseki Co., Ltd.                                                 286,000                1,019,134                   0.0%
     Nitto Denko Corp.                                                      134,300                7,263,485                   0.1%
     Nitto FC Co., Ltd.                                                       3,400                   19,735                   0.0%
     Nitto Kogyo Corp.                                                       60,900                1,064,707                   0.0%
     Nitto Kohki Co., Ltd.                                                   21,200                  398,003                   0.0%
     Nitto Seiko Co., Ltd.                                                   39,000                  130,749                   0.0%
     Nittoc Construction Co., Ltd.                                           77,149                  388,294                   0.0%
#    Nittoku Engineering Co., Ltd.                                           42,700                  415,588                   0.0%
     NOF Corp.                                                              310,000                2,054,436                   0.0%
     Nohmi Bosai, Ltd.                                                       49,000                  699,785                   0.0%
     NOK Corp.                                                              150,500                3,812,835                   0.1%
#    Nomura Co., Ltd.                                                        67,800                  649,827                   0.0%
     Nomura Holdings, Inc.                                                1,860,800               11,623,276                   0.1%
     Nomura Holdings, Inc. ADR                                              402,117                2,553,443                   0.0%
     Nomura Real Estate Holdings, Inc.                                      244,300                4,317,730                   0.1%
     Nomura Research Institute, Ltd.                                         44,700                1,474,376                   0.0%
     Noritake Co., Ltd.                                                     252,000                  579,418                   0.0%
     Noritz Corp.                                                            63,800                1,179,508                   0.0%
     North Pacific Bank, Ltd.                                               735,900                3,033,744                   0.0%
     NS Solutions Corp.                                                      37,600                1,157,485                   0.0%
#    NS United Kaiun Kaisha, Ltd.                                           321,000                  801,142                   0.0%
#    NSD Co., Ltd.                                                           64,100                  945,335                   0.0%
     NSK, Ltd.                                                              358,000                4,689,115                   0.1%
#    NTN Corp.                                                            1,501,000                6,489,980                   0.1%
     NTT Data Corp.                                                          76,500                2,990,489                   0.0%
     NTT DOCOMO, Inc.                                                     1,141,300               19,249,032                   0.2%
#    NTT DOCOMO, Inc. Sponsored ADR                                          44,600                  752,402                   0.0%
     NTT Urban Development Corp.                                            107,500                1,216,689                   0.0%
#    Nuflare Technology, Inc.                                                 9,300                  424,961                   0.0%
     Obara Group, Inc.                                                       19,400                  706,694                   0.0%
     Obayashi Corp.                                                         564,000                3,870,536                   0.1%
     Obayashi Road Corp.                                                     75,000                  536,016                   0.0%
     OBIC Business Consultants, Ltd.                                          4,600                  139,137                   0.0%
     Obic Co., Ltd.                                                          66,400                2,370,415                   0.0%
     Odakyu Electric Railway Co., Ltd.                                      245,000                2,299,395                   0.0%
     Odelic Co., Ltd.                                                         7,400                  182,759                   0.0%
     Oenon Holdings, Inc.                                                   112,000                  233,873                   0.0%
     Ogaki Kyoritsu Bank, Ltd. (The)                                        688,000                1,914,127                   0.0%
*    Ohara, Inc.                                                             15,100                   78,213                   0.0%
     Ohashi Technica, Inc.                                                    6,300                   72,192                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#    Ohsho Food Service Corp.                                                24,700     $            892,198                   0.0%
     OIE Sangyo Co., Ltd.                                                     1,200                    9,012                   0.0%
     Oiles Corp.                                                             51,101                1,003,012                   0.0%
     Oita Bank, Ltd. (The)                                                  351,000                1,315,250                   0.0%
     Oji Holdings Corp.                                                   1,558,000                5,633,014                   0.1%
     Okabe Co., Ltd.                                                         64,100                  602,587                   0.0%
     Okamoto Industries, Inc.                                               115,000                  456,848                   0.0%
*    Okamoto Machine Tool Works, Ltd.                                        47,000                   60,188                   0.0%
     Okamura Corp.                                                          126,500                  923,062                   0.0%
     Okaya Electric Industries Co., Ltd.                                      6,700                   23,738                   0.0%
     Oki Electric Industry Co., Ltd.                                      1,310,000                3,043,731                   0.0%
     Okinawa Cellular Telephone Co.                                           2,200                   59,507                   0.0%
     Okinawa Electric Power Co., Inc. (The)                                  37,980                1,158,268                   0.0%
#    OKK Corp.                                                              250,000                  352,095                   0.0%
     OKUMA Corp.                                                            270,000                1,938,624                   0.0%
     Okumura Corp.                                                          385,000                2,185,702                   0.0%
     Okura Industrial Co., Ltd.                                              71,000                  242,308                   0.0%
     Okuwa Co., Ltd.                                                         30,000                  249,077                   0.0%
     Olympic Group Corp.                                                     18,200                  166,968                   0.0%
*    Olympus Corp.                                                          102,400                3,676,679                   0.1%
     Omron Corp.                                                             82,500                3,905,110                   0.1%
     ONO Sokki Co., Ltd.                                                     13,500                  115,735                   0.0%
#    Onoken Co., Ltd.                                                        37,100                  381,657                   0.0%
#    Onward Holdings Co., Ltd.                                              380,000                2,335,020                   0.0%
#    OPT, Inc.                                                               32,100                  219,603                   0.0%
     Optex Co., Ltd.                                                         21,900                  384,866                   0.0%
     Oracle Corp. Japan                                                      19,800                  766,523                   0.0%
     Organo Corp.                                                            96,000                  411,981                   0.0%
     Oriental Land Co., Ltd.                                                 11,700                2,501,918                   0.0%
#    Origin Electric Co., Ltd.                                               74,000                  280,251                   0.0%
     Osaka Gas Co., Ltd.                                                    750,000                2,991,623                   0.0%
     Osaka Organic Chemical Industry, Ltd.                                   16,800                   72,691                   0.0%
     Osaka Steel Co., Ltd.                                                   27,600                  495,318                   0.0%
#    OSAKA Titanium Technologies Co., Ltd.                                   35,000                  680,648                   0.0%
#    Osaki Electric Co., Ltd.                                                94,000                  570,363                   0.0%
     OSG Corp.                                                              130,900                2,134,480                   0.0%
     Otsuka Corp.                                                            24,900                  925,862                   0.0%
     Otsuka Holdings Co., Ltd.                                              174,000                6,103,579                   0.1%
#    Outsourcing, Inc.                                                       12,200                  175,372                   0.0%
#    Pacific Industrial Co., Ltd.                                           115,300                  873,686                   0.0%
#*   Pacific Metals Co., Ltd.                                               149,000                  471,379                   0.0%
     Pack Corp. (The)                                                        27,000                  557,728                   0.0%
     Pal Co., Ltd.                                                           34,300                1,031,547                   0.0%
     Paltac Corp.                                                            87,758                1,069,361                   0.0%
     PanaHome Corp.                                                         197,000                1,318,348                   0.0%
     Panasonic Corp.                                                        817,400                9,834,341                   0.1%
     Panasonic Corp. Sponsored ADR                                          204,353                2,480,845                   0.0%
     Panasonic Industrial Devices SUNX Co., Ltd.                             39,400                  212,008                   0.0%
#    Paramount Bed Holdings Co., Ltd.                                        40,100                1,140,534                   0.0%
     Parco Co., Ltd.                                                         68,600                  558,285                   0.0%
     Paris Miki Holdings, Inc.                                               44,400                  197,361                   0.0%
#    Park24 Co., Ltd.                                                       110,100                1,666,003                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#    Pasco Corp.                                                             33,000     $            103,179                   0.0%
#    Pasona Group, Inc.                                                      66,500                  327,429                   0.0%
#    Penta-Ocean Construction Co., Ltd.                                     547,700                1,790,047                   0.0%
     PIA Corp.                                                                1,500                   25,377                   0.0%
     Pigeon Corp.                                                            32,500                2,025,964                   0.0%
     Pilot Corp.                                                             25,400                1,426,116                   0.0%
     Piolax, Inc.                                                            22,500                  995,477                   0.0%
#*   Pioneer Corp.                                                          995,100                2,610,758                   0.0%
     Plenus Co., Ltd.                                                        47,000                  845,398                   0.0%
#    Pola Orbis Holdings, Inc.                                               32,800                1,347,018                   0.0%
#    Press Kogyo Co., Ltd.                                                  287,000                1,146,484                   0.0%
#    Pressance Corp.                                                         21,900                  615,469                   0.0%
#    Prestige International, Inc.                                            26,800                  231,708                   0.0%
     Prima Meat Packers, Ltd.                                               573,000                1,350,436                   0.0%
     Pronexus, Inc.                                                          30,900                  203,596                   0.0%
     Proto Corp.                                                             16,400                  225,778                   0.0%
#    PS Mitsubishi Construction Co., Ltd.                                    41,600                  181,175                   0.0%
     Psc, Inc.                                                                5,800                  302,772                   0.0%
#    Qol Co., Ltd.                                                           21,200                  128,623                   0.0%
#    Raito Kogyo Co., Ltd.                                                  105,800                1,034,659                   0.0%
     Rakuten, Inc.                                                          185,500                2,091,785                   0.0%
#*   Rasa Industries, Ltd.                                                  248,000                  302,486                   0.0%
*    Raysum Co., Ltd.                                                           100                      960                   0.0%
     Relo Holdings, Inc.                                                     18,500                1,308,926                   0.0%
     Renaissance, Inc.                                                        8,100                   70,622                   0.0%
#*   Renesas Electronics Corp.                                               48,500                  378,461                   0.0%
#    Rengo Co., Ltd.                                                        670,710                2,952,501                   0.0%
*    Renown, Inc.                                                            86,300                   86,761                   0.0%
     Resona Holdings, Inc.                                                1,821,200               10,416,873                   0.1%
     Resorttrust, Inc.                                                      124,900                3,011,183                   0.0%
     Rheon Automatic Machinery Co., Ltd.                                     21,000                   97,079                   0.0%
     Rhythm Watch Co., Ltd.                                                 102,000                  142,410                   0.0%
     Riberesute Corp.                                                         8,100                   49,086                   0.0%
     Ricoh Co., Ltd.                                                        799,719                8,258,978                   0.1%
     Ricoh Leasing Co., Ltd.                                                 26,800                  747,723                   0.0%
     Right On Co., Ltd.                                                      22,400                  146,108                   0.0%
     Riken Corp.                                                            221,000                  866,621                   0.0%
     Riken Keiki Co., Ltd.                                                    9,000                   90,589                   0.0%
     Riken Technos Corp.                                                     77,300                  341,342                   0.0%
     Riken Vitamin Co., Ltd.                                                 12,600                  290,877                   0.0%
     Ringer Hut Co., Ltd.                                                    15,400                  237,900                   0.0%
     Rinnai Corp.                                                            13,300                1,181,398                   0.0%
#    Rion Co., Ltd.                                                          16,700                  218,856                   0.0%
     Riso Kagaku Corp.                                                       37,879                1,145,436                   0.0%
#*   Riso Kyoiku Co., Ltd.                                                   25,550                   52,778                   0.0%
#    Rock Field Co., Ltd.                                                    25,900                  441,129                   0.0%
     Rohm Co., Ltd.                                                           2,600                  158,264                   0.0%
     Rohto Pharmaceutical Co., Ltd.                                         158,700                2,302,056                   0.0%
#    Rokko Butter Co., Ltd.                                                   7,000                   76,321                   0.0%
     Roland DG Corp.                                                         13,900                  586,721                   0.0%
     Round One Corp.                                                        228,400                1,377,927                   0.0%
     Royal Holdings Co., Ltd.                                                53,100                  847,848                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Ryobi, Ltd.                                                            390,000     $          1,064,463                   0.0%
     Ryoden Trading Co., Ltd.                                                58,000                  417,185                   0.0%
     Ryohin Keikaku Co., Ltd.                                                16,075                2,170,623                   0.0%
     Ryosan Co., Ltd.                                                        74,700                1,578,947                   0.0%
     S Foods, Inc.                                                           26,500                  553,998                   0.0%
     Sac's Bar Holdings, Inc.                                                39,900                  575,069                   0.0%
     Sagami Chain Co., Ltd.                                                  15,000                  142,441                   0.0%
     Saibu Gas Co., Ltd.                                                    343,000                  835,479                   0.0%
#    Saizeriya Co., Ltd.                                                     68,800                1,018,116                   0.0%
     Sakai Chemical Industry Co., Ltd.                                      240,000                  723,030                   0.0%
     Sakai Heavy Industries, Ltd.                                            96,000                  247,808                   0.0%
#    Sakai Moving Service Co., Ltd.                                           8,400                  268,055                   0.0%
     Sakai Ovex Co., Ltd.                                                   177,000                  255,876                   0.0%
     Sakata INX Corp.                                                        77,000                  787,937                   0.0%
     Sakata Seed Corp.                                                       90,200                1,337,724                   0.0%
     Sala Corp.                                                              56,500                  310,880                   0.0%
     SAMTY Co., Ltd.                                                          2,800                   18,705                   0.0%
     San Holdings, Inc.                                                       1,800                   25,271                   0.0%
     San-A Co., Ltd.                                                         36,900                1,243,856                   0.0%
     San-Ai Oil Co., Ltd.                                                   151,000                1,045,235                   0.0%
     San-In Godo Bank, Ltd. (The)                                           376,000                2,896,980                   0.0%
#    Sanden Corp.                                                           259,000                1,493,713                   0.0%
     Sanei Architecture Planning Co., Ltd.                                    5,900                   47,884                   0.0%
     Sangetsu Co., Ltd.                                                      56,200                1,423,187                   0.0%
#*   Sanix, Inc.                                                             43,900                  201,714                   0.0%
     Sanken Electric Co., Ltd.                                              325,000                2,552,553                   0.0%
#    Sanki Engineering Co., Ltd.                                            105,000                  733,596                   0.0%
#    Sanko Marketing Foods Co., Ltd.                                         10,800                   88,170                   0.0%
     Sanko Metal Industrial Co., Ltd.                                        38,000                   87,008                   0.0%
     Sankyo Co., Ltd.                                                        45,600                1,659,430                   0.0%
     Sankyo Seiko Co., Ltd.                                                  54,900                  204,072                   0.0%
     Sankyo Tateyama, Inc.                                                   71,400                1,279,928                   0.0%
     Sankyu, Inc.                                                           641,000                2,963,510                   0.0%
     Sanoh Industrial Co., Ltd.                                              55,800                  363,039                   0.0%
#    Sanrio Co., Ltd.                                                        57,100                1,650,897                   0.0%
     Sanshin Electronics Co., Ltd.                                           66,200                  468,808                   0.0%
     Santen Pharmaceutical Co., Ltd.                                         19,500                1,163,887                   0.0%
     Sanwa Holdings Corp.                                                   545,000                3,779,037                   0.1%
#    Sanyo Chemical Industries, Ltd.                                        162,000                1,010,105                   0.0%
     Sanyo Denki Co., Ltd.                                                   96,000                  686,529                   0.0%
#    Sanyo Electric Railway Co., Ltd.                                        36,000                  148,699                   0.0%
     Sanyo Housing Nagoya Co., Ltd.                                          12,600                  138,861                   0.0%
     Sanyo Industries, Ltd.                                                  15,000                   27,085                   0.0%
     Sanyo Shokai, Ltd.                                                     322,000                  782,264                   0.0%
     Sanyo Special Steel Co., Ltd.                                          348,000                1,194,373                   0.0%
     Sapporo Holdings, Ltd.                                               1,062,000                4,596,138                   0.1%
     Sata Construction Co., Ltd.                                            109,000                  144,255                   0.0%
#    Sato Holdings Corp.                                                     52,500                1,382,767                   0.0%
     Sato Shoji Corp.                                                        19,700                  128,129                   0.0%
     Satori Electric Co., Ltd.                                               18,800                  122,113                   0.0%
#    Sawada Holdings Co., Ltd.                                               51,100                  364,901                   0.0%
     Sawai Pharmaceutical Co., Ltd.                                          48,000                2,859,706                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Saxa Holdings, Inc.                                                     86,000     $            121,904                   0.0%
     SBI Holdings, Inc.                                                     366,280                4,223,772                   0.1%
     SBS Holdings, Inc.                                                      26,000                  226,365                   0.0%
     SCREEN Holdings Co., Ltd.                                              241,000                1,313,568                   0.0%
     Scroll Corp.                                                            41,800                   95,800                   0.0%
     SCSK Corp.                                                              50,959                1,369,945                   0.0%
     Secom Co., Ltd.                                                         54,800                3,377,051                   0.1%
     Secom Joshinetsu Co., Ltd.                                               1,500                   38,544                   0.0%
#    Sega Sammy Holdings, Inc.                                              162,212                2,576,821                   0.0%
     Seibu Electric Industry Co., Ltd.                                       16,000                   69,344                   0.0%
     Seika Corp.                                                             84,000                  200,526                   0.0%
#    Seikitokyu Kogyo Co., Ltd.                                             120,599                  674,941                   0.0%
     Seiko Epson Corp.                                                      192,600                8,937,548                   0.1%
     Seiko Holdings Corp.                                                   469,000                2,337,277                   0.0%
     Seino Holdings Co., Ltd.                                               249,000                1,952,361                   0.0%
     Seiren Co., Ltd.                                                        99,600                  869,762                   0.0%
     Sekisui Chemical Co., Ltd.                                             603,000                7,515,411                   0.1%
     Sekisui House, Ltd.                                                    573,000                7,125,190                   0.1%
     Sekisui Jushi Corp.                                                     61,400                  836,764                   0.0%
     Sekisui Plastics Co., Ltd.                                              81,000                  219,614                   0.0%
#    Senko Co., Ltd.                                                        256,000                1,088,867                   0.0%
#    Senshu Electric Co., Ltd.                                                9,500                  143,346                   0.0%
     Senshu Ikeda Holdings, Inc.                                            386,260                1,998,270                   0.0%
#    Senshukai Co., Ltd.                                                     70,300                  564,269                   0.0%
#    Seria Co., Ltd.                                                         23,400                  982,707                   0.0%
     Seven & I Holdings Co., Ltd.                                           221,852                8,664,673                   0.1%
     Seven Bank, Ltd.                                                       317,800                1,327,259                   0.0%
#*   Sharp Corp.                                                            917,000                2,309,428                   0.0%
#    Shibaura Mechatronics Corp.                                             26,000                   83,411                   0.0%
     Shibusawa Warehouse Co., Ltd. (The)                                     84,000                  280,491                   0.0%
#    Shibuya Kogyo Co., Ltd.                                                 21,000                  523,867                   0.0%
#    Shidax Corp.                                                            17,900                   79,877                   0.0%
     Shiga Bank, Ltd. (The)                                                 421,000                2,357,914                   0.0%
#    Shikibo, Ltd.                                                          256,000                  280,147                   0.0%
     Shikoku Bank, Ltd. (The)                                               342,000                  725,842                   0.0%
     Shikoku Chemicals Corp.                                                 74,000                  512,918                   0.0%
*    Shikoku Electric Power Co., Inc.                                       174,800                2,398,741                   0.0%
#    Shima Seiki Manufacturing, Ltd.                                         70,800                1,140,615                   0.0%
     Shimachu Co., Ltd.                                                     104,400                2,687,910                   0.0%
     Shimadzu Corp.                                                         323,000                2,810,523                   0.0%
     Shimamura Co., Ltd.                                                     30,900                2,717,749                   0.0%
     Shimano, Inc.                                                           25,300                3,354,916                   0.1%
     Shimizu Bank, Ltd. (The)                                                11,900                  341,121                   0.0%
     Shimizu Corp.                                                          380,000                2,804,291                   0.0%
     Shimojima Co., Ltd.                                                      1,500                   13,857                   0.0%
     Shin Nippon Air Technologies Co., Ltd.                                  22,400                  182,396                   0.0%
     Shin-Etsu Chemical Co., Ltd.                                            91,100                5,847,582                   0.1%
     Shin-Etsu Polymer Co., Ltd.                                             61,400                  287,301                   0.0%
     Shin-Keisei Electric Railway Co., Ltd.                                  26,000                   90,854                   0.0%
     Shinagawa Refractories Co., Ltd.                                       115,000                  283,123                   0.0%
     Shindengen Electric Manufacturing Co., Ltd.                            240,000                1,563,458                   0.0%
     Shinko Electric Industries Co., Ltd.                                   219,900                1,276,933                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Shinko Plantech Co., Ltd.                                               92,000     $            703,322                   0.0%
     Shinko Shoji Co., Ltd.                                                  51,800                  491,135                   0.0%
     Shinko Wire Co., Ltd.                                                   47,000                   73,450                   0.0%
     Shinmaywa Industries, Ltd.                                             190,000                1,706,405                   0.0%
     Shinnihon Corp.                                                         68,800                  241,495                   0.0%
#    Shinsei Bank, Ltd.                                                   1,694,000                3,807,048                   0.1%
     Shinsho Corp.                                                          115,000                  285,275                   0.0%
     Shinwa Co., Ltd.                                                         5,000                   58,263                   0.0%
     Shionogi & Co., Ltd.                                                   223,900                5,857,615                   0.1%
     Ship Healthcare Holdings, Inc.                                          59,200                1,385,645                   0.0%
     Shiroki Corp.                                                           85,000                  171,851                   0.0%
#    Shiseido Co., Ltd.                                                     156,800                2,601,963                   0.0%
     Shizuki Electric Co., Inc.                                              24,000                  109,726                   0.0%
     Shizuoka Bank, Ltd. (The)                                              566,000                5,848,347                   0.1%
     Shizuoka Gas Co., Ltd.                                                 119,600                  783,629                   0.0%
     Shobunsha Publications, Inc.                                            15,400                  109,008                   0.0%
#    Shochiku Co., Ltd.                                                       3,000                   28,148                   0.0%
     Shofu, Inc.                                                              1,300                   14,863                   0.0%
     Shoko Co., Ltd.                                                        139,000                  206,311                   0.0%
     Showa Aircraft Industry Co., Ltd.                                       10,553                  106,529                   0.0%
     Showa Corp.                                                            142,300                1,539,322                   0.0%
     Showa Denko K.K.                                                     4,071,000                5,387,292                   0.1%
     Showa Sangyo Co., Ltd.                                                 120,000                  466,176                   0.0%
#    Showa Shell Sekiyu K.K.                                                336,300                2,885,557                   0.0%
#    Siix Corp.                                                              40,700                  706,796                   0.0%
#    Sinanen Co., Ltd.                                                       96,000                  378,500                   0.0%
     Sinfonia Technology Co., Ltd.                                          208,000                  300,055                   0.0%
     Sinko Industries, Ltd.                                                  37,500                  338,675                   0.0%
     Sintokogio, Ltd.                                                       123,300                  856,385                   0.0%
     SKY Perfect JSAT Holdings, Inc.                                        386,900                2,375,100                   0.0%
     SMC Corp.                                                                6,400                1,815,253                   0.0%
     SMK Corp.                                                              133,000                  534,356                   0.0%
#    SMS Co., Ltd.                                                           19,500                  567,753                   0.0%
     Soda Nikka Co., Ltd.                                                    13,000                   54,398                   0.0%
#    Sodick Co., Ltd.                                                       146,800                1,186,937                   0.0%
     Soft99 Corp.                                                            10,600                   61,730                   0.0%
     Softbank Corp.                                                         209,432               15,246,499                   0.1%
#    Softbank Technology Corp.                                                8,700                  109,839                   0.0%
*    Softbrain Co., Ltd.                                                     48,800                   92,555                   0.0%
     Software Service, Inc.                                                   3,100                  118,056                   0.0%
     Sogo Medical Co., Ltd.                                                  13,900                  663,721                   0.0%
     Sohgo Security Services Co., Ltd.                                      100,300                2,345,570                   0.0%
     Sojitz Corp.                                                         2,339,900                3,487,911                   0.1%
     Sompo Japan Nipponkoa Holdings, Inc.                                   293,300                7,385,469                   0.1%
     Sony Corp.                                                             630,400               12,446,186                   0.1%
#    Sony Corp. Sponsored ADR                                               355,389                7,043,810                   0.1%
     Sony Financial Holdings, Inc.                                          114,400                1,826,361                   0.0%
     Soshin Electric Co., Ltd.                                                4,300                   15,367                   0.0%
     Sotetsu Holdings, Inc.                                                 369,000                1,386,299                   0.0%
     Sotoh Co., Ltd.                                                            700                    5,958                   0.0%
     Space Co., Ltd.                                                         10,300                  121,305                   0.0%
#    Sparx Group Co., Ltd.                                                   74,800                  150,832                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     SPK Corp.                                                                5,700     $             99,067                   0.0%
     Square Enix Holdings Co., Ltd.                                          80,100                1,648,481                   0.0%
#    Srg Takamiya Co., Ltd.                                                   5,500                   74,429                   0.0%
     ST Corp.                                                                14,600                  132,010                   0.0%
     St Marc Holdings Co., Ltd.                                              21,500                1,124,052                   0.0%
     Stanley Electric Co., Ltd.                                             128,800                2,618,582                   0.0%
     Star Micronics Co., Ltd.                                                62,000                  942,814                   0.0%
     Starbucks Coffee Japan, Ltd.                                            53,300                  696,692                   0.0%
#    Start Today Co., Ltd.                                                   52,200                1,129,461                   0.0%
     Starts Corp., Inc.                                                      35,500                  530,097                   0.0%
     Starzen Co., Ltd.                                                       95,000                  276,175                   0.0%
     Stella Chemifa Corp.                                                    29,700                  370,729                   0.0%
     Step Co., Ltd.                                                           5,400                   40,384                   0.0%
#    Studio Alice Co., Ltd.                                                  33,600                  435,159                   0.0%
     Sugi Holdings Co., Ltd.                                                 27,100                1,183,543                   0.0%
     Sugimoto & Co., Ltd.                                                    10,300                  104,477                   0.0%
#    Sumco Corp.                                                            170,160                2,288,502                   0.0%
     Sumida Corp.                                                            53,200                  377,262                   0.0%
     Suminoe Textile Co., Ltd.                                              136,000                  372,400                   0.0%
     Sumitomo Bakelite Co., Ltd.                                            514,000                2,022,808                   0.0%
     Sumitomo Chemical Co., Ltd.                                          3,242,000               11,121,474                   0.1%
     Sumitomo Corp.                                                         596,100                6,360,217                   0.1%
#    Sumitomo Dainippon Pharma Co., Ltd.                                    123,200                1,453,259                   0.0%
     Sumitomo Densetsu Co., Ltd.                                             46,400                  573,741                   0.0%
     Sumitomo Electric Industries, Ltd.                                     576,800                7,884,043                   0.1%
     Sumitomo Forestry Co., Ltd.                                            266,200                2,797,224                   0.0%
     Sumitomo Heavy Industries, Ltd.                                        910,480                4,991,643                   0.1%
     Sumitomo Metal Mining Co., Ltd.                                        392,000                5,438,025                   0.1%
#*   Sumitomo Mitsui Construction Co., Ltd.                               1,274,600                1,525,146                   0.0%
     Sumitomo Mitsui Financial Group, Inc.                                  754,470               30,769,477                   0.3%
     Sumitomo Mitsui Trust Holdings, Inc.                                 1,636,730                6,682,312                   0.1%
     Sumitomo Osaka Cement Co., Ltd.                                      1,113,000                3,479,249                   0.1%
#    Sumitomo Precision Products Co., Ltd.                                   93,000                  362,093                   0.0%
     Sumitomo Real Estate Sales Co., Ltd.                                    23,080                  531,484                   0.0%
     Sumitomo Realty & Development Co., Ltd.                                 70,000                2,624,227                   0.0%
     Sumitomo Riko Co., Ltd.                                                117,700                1,011,566                   0.0%
     Sumitomo Rubber Industries, Ltd.                                       301,300                4,164,279                   0.1%
     Sumitomo Seika Chemicals Co., Ltd.                                     140,000                  858,849                   0.0%
     Sumitomo Warehouse Co., Ltd. (The)                                     184,000                1,009,097                   0.0%
#    Sun Frontier Fudousan Co., Ltd.                                         37,900                  415,969                   0.0%
     Sun-Wa Technos Corp.                                                    12,400                  127,570                   0.0%
     Suncall Corp.                                                            5,000                   29,119                   0.0%
     Sundrug Co., Ltd.                                                       34,600                1,671,441                   0.0%
     Suruga Bank, Ltd.                                                      141,000                2,947,797                   0.0%
     Suzuken Co., Ltd.                                                      120,600                3,233,386                   0.0%
     Suzuki Motor Corp.                                                     274,500                9,200,826                   0.1%
#*   SWCC Showa Holdings Co., Ltd.                                          662,000                  613,239                   0.0%
     Sysmex Corp.                                                            61,800                2,638,250                   0.0%
     Systena Corp.                                                           32,800                  247,594                   0.0%
     T Hasegawa Co., Ltd.                                                    27,100                  416,198                   0.0%
#    T RAD Co., Ltd.                                                        181,000                  426,119                   0.0%
     T&D Holdings, Inc.                                                     671,810                8,653,908                   0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#    T&K Toka Co., Ltd.                                                      18,300     $            409,000                   0.0%
     T-Gaia Corp.                                                            37,600                  375,918                   0.0%
#    Tabuchi Electric Co., Ltd.                                              39,000                  342,321                   0.0%
#    Tachi-S Co., Ltd.                                                       71,200                  902,804                   0.0%
     Tachibana Eletech Co., Ltd.                                             33,000                  422,884                   0.0%
     Tadano, Ltd.                                                           159,421                2,383,084                   0.0%
     Taiheiyo Cement Corp.                                                  897,000                3,291,051                   0.0%
#    Taiheiyo Kouhatsu, Inc.                                                151,000                  126,638                   0.0%
     Taiho Kogyo Co., Ltd.                                                   44,300                  453,236                   0.0%
#    Taikisha, Ltd.                                                          50,300                1,117,791                   0.0%
     Taiko Bank, Ltd. (The)                                                  27,000                   54,838                   0.0%
#    Taiko Pharmaceutical Co., Ltd.                                          26,700                  482,075                   0.0%
     Taisei Corp.                                                           560,399                3,116,349                   0.0%
     Taisei Lamick Co., Ltd.                                                  5,700                  139,342                   0.0%
     Taiyo Holdings Co., Ltd.                                                17,500                  570,300                   0.0%
#    Taiyo Nippon Sanso Corp.                                               431,000                3,880,321                   0.1%
#    Taiyo Yuden Co., Ltd.                                                  289,400                2,974,914                   0.0%
     Takagi Securities Co., Ltd.                                             93,000                  215,411                   0.0%
     Takamatsu Construction Group Co., Ltd.                                  14,600                  280,069                   0.0%
     Takano Co., Ltd.                                                         1,100                    6,012                   0.0%
#    Takaoka Toko Co., Ltd.                                                  17,174                  248,895                   0.0%
#    Takara Holdings, Inc.                                                  212,000                1,687,733                   0.0%
     Takara Leben Co., Ltd.                                                 183,800                  778,847                   0.0%
     Takara Standard Co., Ltd.                                              197,895                1,616,098                   0.0%
     Takasago International Corp.                                           140,000                  669,993                   0.0%
     Takasago Thermal Engineering Co., Ltd.                                 137,200                1,770,729                   0.0%
#    Takashima & Co., Ltd.                                                   67,000                  140,505                   0.0%
     Takashimaya Co., Ltd.                                                  492,000                4,191,140                   0.1%
#    Takata Corp.                                                            78,000                1,019,301                   0.0%
#    Take And Give Needs Co., Ltd.                                           26,140                  275,372                   0.0%
     Takeda Pharmaceutical Co., Ltd.                                        133,600                5,791,337                   0.1%
#    Takeei Corp.                                                            51,700                  489,823                   0.0%
     Takeuchi Manufacturing Co., Ltd.                                        20,800                  874,314                   0.0%
     Takihyo Co., Ltd.                                                        5,000                   18,448                   0.0%
     Takiron Co., Ltd.                                                      102,000                  505,851                   0.0%
#    Takisawa Machine Tool Co., Ltd.                                         83,000                  162,737                   0.0%
     Takuma Co., Ltd.                                                       166,000                1,059,842                   0.0%
#    Tama Home Co., Ltd.                                                     27,700                  150,910                   0.0%
#    Tamron Co., Ltd.                                                        41,600                  823,465                   0.0%
     Tamura Corp.                                                           168,000                  633,233                   0.0%
     Tanseisha Co., Ltd.                                                     66,500                  610,643                   0.0%
#    Tatsuta Electric Wire and Cable Co., Ltd.                               96,900                  489,981                   0.0%
     Tayca Corp.                                                             70,000                  278,438                   0.0%
     TBK Co., Ltd.                                                           44,600                  271,106                   0.0%
     TDK Corp.                                                               92,300                5,239,142                   0.1%
     TDK Corp. Sponsored ADR                                                 48,131                2,743,467                   0.0%
#*   Teac Corp.                                                              26,000                   13,444                   0.0%
     TECHNO ASSOCIE Co., Ltd.                                                 3,000                   28,670                   0.0%
#    Techno Ryowa, Ltd.                                                       8,870                   39,056                   0.0%
     Teijin, Ltd.                                                         2,568,750                6,280,080                   0.1%
#    Teikoku Electric Manufacturing Co., Ltd.                                27,400                  309,820                   0.0%
     Teikoku Sen-I Co., Ltd.                                                  3,200                   78,444                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Teikoku Tsushin Kogyo Co., Ltd.                                         70,000     $            111,549                   0.0%
     Terumo Corp.                                                           101,900                2,547,358                   0.0%
     THK Co., Ltd.                                                          106,000                2,666,204                   0.0%
     Tigers Polymer Corp.                                                     6,200                   37,920                   0.0%
     Titan Kogyo K.K.                                                         8,000                   17,652                   0.0%
     TKC Corp.                                                               18,400                  361,215                   0.0%
#    Toa Corp.(6894434)                                                      46,900                  471,898                   0.0%
#    Toa Corp.(6894508)                                                     578,000                1,062,520                   0.0%
     Toa Oil Co., Ltd.                                                      198,000                  280,242                   0.0%
     TOA ROAD Corp.                                                         136,000                  494,062                   0.0%
#    Toabo Corp.                                                            207,000                  140,246                   0.0%
#    Toagosei Co., Ltd.                                                     489,500                2,139,324                   0.0%
#*   Tobishima Corp.                                                        403,300                1,103,561                   0.0%
#    Tobu Railway Co., Ltd.                                                 399,000                2,018,397                   0.0%
     Tobu Store Co., Ltd.                                                    30,000                   76,987                   0.0%
     TOC Co., Ltd.                                                          101,800                  742,744                   0.0%
     Tocalo Co., Ltd.                                                        33,700                  635,711                   0.0%
     Tochigi Bank, Ltd. (The)                                               231,000                  938,982                   0.0%
     Toda Corp.                                                             466,000                2,060,632                   0.0%
#*   Toda Kogyo Corp.                                                       105,000                  385,200                   0.0%
     Toei Animation Co., Ltd.                                                 4,100                  106,139                   0.0%
     Toei Co., Ltd.                                                         174,000                  918,116                   0.0%
     Toenec Corp.                                                            62,000                  330,021                   0.0%
     Toho Bank, Ltd. (The)                                                  324,000                1,191,636                   0.0%
     Toho Co., Ltd.(6895200)                                                 44,900                1,029,896                   0.0%
     Toho Co., Ltd.(6895211)                                                 45,000                  170,151                   0.0%
     Toho Gas Co., Ltd.                                                     399,000                2,157,963                   0.0%
     Toho Holdings Co., Ltd.                                                 99,700                1,304,310                   0.0%
#*   Toho Titanium Co., Ltd.                                                 35,900                  229,349                   0.0%
     Toho Zinc Co., Ltd.                                                    432,000                1,479,538                   0.0%
     Tohoku Bank, Ltd. (The)                                                161,000                  226,027                   0.0%
     Tohoku Electric Power Co., Inc.                                        177,400                2,217,182                   0.0%
     Tohto Suisan Co., Ltd.                                                  67,000                  116,717                   0.0%
#    Tokai Carbon Co., Ltd.                                                 474,000                1,236,455                   0.0%
     Tokai Corp/Gifu                                                         14,900                  448,316                   0.0%
     TOKAI Holdings Corp.                                                   194,800                  948,927                   0.0%
     Tokai Lease Co., Ltd.                                                   40,000                   71,357                   0.0%
     Tokai Rika Co., Ltd.                                                   140,400                2,674,102                   0.0%
#    Token Corp.                                                             18,570                  840,819                   0.0%
     Tokio Marine Holdings, Inc.                                            210,312                6,744,309                   0.1%
#    Tokio Marine Holdings, Inc. ADR                                         63,004                2,048,260                   0.0%
#    Toko, Inc.                                                              46,000                  122,515                   0.0%
     Tokushu Tokai Paper Co., Ltd.                                          155,380                  361,877                   0.0%
#    Tokuyama Corp.                                                         777,000                2,271,253                   0.0%
     Tokyo Dome Corp.                                                       518,000                2,206,775                   0.0%
*    Tokyo Electric Power Co., Inc.                                         560,212                2,019,964                   0.0%
     Tokyo Electron Device, Ltd.                                             16,200                  210,465                   0.0%
     Tokyo Electron, Ltd.                                                    88,800                5,693,383                   0.1%
     Tokyo Energy & Systems, Inc.                                            39,000                  274,457                   0.0%
     Tokyo Gas Co., Ltd.                                                    474,000                2,732,284                   0.0%
#    Tokyo Individualized Educational Institute, Inc.                        11,200                   40,949                   0.0%
     Tokyo Keiki, Inc.                                                      151,000                  374,777                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
*    Tokyo Kikai Seisakusho, Ltd.                                           127,000     $             91,847                   0.0%
#    Tokyo Rakutenchi Co., Ltd.                                              38,000                  171,535                   0.0%
#*   Tokyo Rope Manufacturing Co., Ltd.                                     304,000                  472,558                   0.0%
     Tokyo Sangyo Co., Ltd.                                                  24,500                   95,382                   0.0%
     Tokyo Seimitsu Co., Ltd.                                                89,800                1,461,270                   0.0%
#    Tokyo Steel Manufacturing Co., Ltd.                                    191,900                1,029,428                   0.0%
#    Tokyo Tatemono Co., Ltd.                                               380,000                3,317,154                   0.0%
     Tokyo Tekko Co., Ltd.                                                  122,000                  560,847                   0.0%
     Tokyo Theatres Co., Inc.                                               175,000                  232,151                   0.0%
#*   Tokyo TY Financial Group, Inc.                                          64,374                2,060,312                   0.0%
#    Tokyu Construction Co., Ltd.                                           116,680                  568,602                   0.0%
     Tokyu Corp.                                                            444,000                2,931,666                   0.0%
     Tokyu Fudosan Holdings Corp.                                           586,294                4,166,972                   0.1%
     Tokyu Recreation Co., Ltd.                                              22,819                  135,265                   0.0%
     Toli Corp.                                                              66,000                  141,864                   0.0%
     Tomato Bank, Ltd.                                                      126,000                  205,008                   0.0%
     Tomen Devices Corp.                                                      3,000                   47,700                   0.0%
#    Tomen Electronics Corp.                                                 18,200                  268,450                   0.0%
     Tomoe Corp.                                                             54,700                  212,792                   0.0%
     Tomoe Engineering Co., Ltd.                                              9,100                  143,289                   0.0%
     Tomoegawa Co., Ltd.                                                     17,000                   29,091                   0.0%
     Tomoku Co., Ltd.                                                        94,000                  244,468                   0.0%
     TOMONY Holdings, Inc.                                                  229,200                1,022,507                   0.0%
#    Tomy Co., Ltd.                                                         203,200                1,051,146                   0.0%
     Tonami Holdings Co., Ltd.                                               88,000                  187,782                   0.0%
     TonenGeneral Sekiyu K.K.                                               118,000                1,029,903                   0.0%
     Topcon Corp.                                                            72,600                1,704,657                   0.0%
     Toppan Forms Co., Ltd.                                                 118,000                1,112,907                   0.0%
     Toppan Printing Co., Ltd.                                              466,000                3,170,770                   0.0%
     Topre Corp.                                                            105,300                1,491,086                   0.0%
     Topy Industries, Ltd.                                                  551,000                1,065,296                   0.0%
     Toray Industries, Inc.                                                 871,000                5,847,395                   0.1%
#    Toridoll.corp                                                           22,300                  255,169                   0.0%
     Torigoe Co., Ltd. (The)                                                 11,000                   76,342                   0.0%
#    Torishima Pump Manufacturing Co., Ltd.                                  49,800                  377,606                   0.0%
     Tose Co., Ltd.                                                           3,800                   24,488                   0.0%
#    Tosei Corp.                                                             65,600                  442,130                   0.0%
     Toshiba Corp.                                                        1,237,000                5,462,734                   0.1%
     Toshiba Machine Co., Ltd.                                              174,000                  691,466                   0.0%
     Toshiba Plant Systems & Services Corp.                                  68,000                1,138,203                   0.0%
     Toshiba TEC Corp.                                                      372,000                2,625,138                   0.0%
#    Tosho Co., Ltd.                                                         11,100                  235,519                   0.0%
#    Tosho Printing Co., Ltd.                                                75,000                  251,573                   0.0%
     Tosoh Corp.                                                          1,342,000                5,835,793                   0.1%
#    Totetsu Kogyo Co., Ltd.                                                 45,400                1,028,447                   0.0%
     TOTO, Ltd.                                                             227,000                2,561,441                   0.0%
     Tottori Bank, Ltd. (The)                                                69,000                  136,139                   0.0%
     Toukei Computer Co., Ltd.                                                3,200                   46,331                   0.0%
     Towa Bank, Ltd. (The)                                                  680,000                  608,396                   0.0%
     Towa Corp.                                                              63,200                  364,881                   0.0%
#    Towa Pharmaceutical Co., Ltd.                                           26,800                1,183,232                   0.0%
#    Toyo Construction Co., Ltd.                                            195,000                  918,473                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#    Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.                78,000     $            280,792                   0.0%
#    Toyo Engineering Corp.                                                 215,000                1,101,148                   0.0%
#    Toyo Ink SC Holdings Co., Ltd.                                         616,000                2,841,290                   0.0%
#    Toyo Kanetsu K.K.                                                      271,000                  633,859                   0.0%
     Toyo Kohan Co., Ltd.                                                   109,000                  629,234                   0.0%
     Toyo Machinery & Metal Co., Ltd.                                        52,500                  209,594                   0.0%
     Toyo Securities Co., Ltd.                                              194,000                  552,657                   0.0%
     Toyo Seikan Group Holdings, Ltd.                                       272,400                3,303,306                   0.0%
     Toyo Sugar Refining Co., Ltd.                                           29,000                   26,251                   0.0%
     Toyo Suisan Kaisha, Ltd.                                                86,000                2,970,116                   0.0%
#    Toyo Tanso Co., Ltd.                                                    15,900                  294,473                   0.0%
     Toyo Tire & Rubber Co., Ltd.                                           205,000                3,381,723                   0.1%
     Toyo Wharf & Warehouse Co., Ltd.                                       164,000                  313,615                   0.0%
#    Toyobo Co., Ltd.                                                     2,247,000                3,234,310                   0.0%
     Toyoda Gosei Co., Ltd.                                                 173,000                3,323,641                   0.0%
#    Toyota Boshoku Corp.                                                   177,500                2,015,798                   0.0%
     Toyota Motor Corp.                                                   1,137,986               68,480,785                   0.6%
#    Toyota Motor Corp. Sponsored ADR                                       396,641               48,132,385                   0.4%
     Toyota Tsusho Corp.                                                    333,525                8,409,864                   0.1%
     TPR Co., Ltd.                                                           58,900                1,396,270                   0.0%
#    Trancom Co., Ltd.                                                       18,500                  773,109                   0.0%
     Transcosmos, Inc.                                                       40,000                  747,996                   0.0%
     Trend Micro, Inc.                                                       50,100                1,688,149                   0.0%
#    Trend Micro, Inc. Sponsored ADR                                          3,540                  120,148                   0.0%
     Trinity Industrial Corp.                                                 3,000                   11,197                   0.0%
     Trusco Nakayama Corp.                                                   41,461                1,111,970                   0.0%
     TS Tech Co., Ltd.                                                      122,100                3,001,049                   0.0%
     TSI Holdings Co., Ltd.                                                 151,990                  966,248                   0.0%
     Tsubakimoto Chain Co.                                                  359,000                2,831,888                   0.0%
     Tsubakimoto Kogyo Co., Ltd.                                             24,000                   65,335                   0.0%
     Tsuchiya Holdings Co., Ltd.                                              1,200                    2,685                   0.0%
#*   Tsudakoma Corp.                                                         93,000                  125,074                   0.0%
#    Tsugami Corp.                                                          105,000                  539,179                   0.0%
#    Tsukada Global Holdings, Inc.                                           25,500                  207,478                   0.0%
     Tsukamoto Corp. Co., Ltd.                                               37,000                   43,989                   0.0%
     Tsukishima Kikai Co., Ltd.                                              56,200                  630,811                   0.0%
     Tsukuba Bank, Ltd.                                                     201,400                  690,239                   0.0%
     Tsukui Corp.                                                            50,300                  486,302                   0.0%
#    Tsumura & Co.                                                          105,200                2,353,937                   0.0%
     Tsuruha Holdings, Inc.                                                  36,200                2,137,275                   0.0%
     Tsurumi Manufacturing Co., Ltd.                                         26,500                  439,081                   0.0%
     TYK Corp.                                                               34,000                   62,021                   0.0%
     Tyo, Inc.                                                               95,600                  151,773                   0.0%
#    UACJ Corp.                                                             657,144                2,421,000                   0.0%
     Ube Industries, Ltd.                                                 2,329,200                3,606,334                   0.1%
     Uchida Yoko Co., Ltd.                                                  107,000                  342,589                   0.0%
     Uchiyama Holdings Co., Ltd.                                             11,100                   64,466                   0.0%
     UKC Holdings Corp.                                                      30,500                  496,265                   0.0%
#*   Ulvac, Inc.                                                            131,400                1,636,261                   0.0%
     Unicharm Corp.                                                          68,300                1,588,210                   0.0%
     Uniden Corp.                                                           107,000                  221,063                   0.0%
#    Union Tool Co.                                                          18,400                  474,679                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Unipres Corp.                                                           98,400     $          1,958,144                   0.0%
     United Arrows, Ltd.                                                     39,900                1,495,254                   0.0%
*    Unitika, Ltd.                                                        2,118,000                  938,828                   0.0%
     Universal Entertainment Corp.                                           38,700                  612,752                   0.0%
#    UNY Group Holdings Co., Ltd.                                           553,000                2,931,691                   0.0%
#*   Usen Corp.                                                             202,800                  637,349                   0.0%
     Ushio, Inc.                                                            194,700                2,043,326                   0.0%
     USS Co., Ltd.                                                           95,700                1,506,126                   0.0%
     UT Holdings Co., Ltd.                                                   38,400                  181,718                   0.0%
     Utoc Corp.                                                              18,700                   85,300                   0.0%
     Valor Co., Ltd.                                                         98,900                1,603,127                   0.0%
#    Village Vanguard Co., Ltd.                                               8,500                  110,880                   0.0%
     Vital KSK Holdings, Inc.                                                62,385                  532,048                   0.0%
#    Vitec Co., Ltd.                                                          2,000                   13,518                   0.0%
#    VT Holdings Co., Ltd.                                                  162,900                  643,330                   0.0%
     Wacoal Holdings Corp.                                                  249,000                2,593,020                   0.0%
#    Wacom Co., Ltd.                                                        237,100                  909,703                   0.0%
#    Wakachiku Construction Co., Ltd.                                       230,000                  465,225                   0.0%
     Wakamoto Pharmaceutical Co., Ltd.                                        9,000                   22,495                   0.0%
     Wakita & Co., Ltd.                                                      93,200                  931,306                   0.0%
     Warabeya Nichiyo Co., Ltd.                                              39,100                  685,637                   0.0%
*    Watabe Wedding Corp.                                                     9,400                   47,423                   0.0%
#    WATAMI Co., Ltd.                                                        57,000                  666,431                   0.0%
     Weathernews, Inc.                                                       11,100                  303,338                   0.0%
#    Welcia Holdings Co., Ltd.                                               47,200                1,576,824                   0.0%
     Wellnet Corp.                                                            6,900                  108,565                   0.0%
#    West Holdings Corp.                                                     25,300                  235,495                   0.0%
     West Japan Railway Co.                                                  64,300                3,064,883                   0.0%
     Wood One Co., Ltd.                                                      40,000                  102,667                   0.0%
     Wowow, Inc.                                                              8,900                  380,768                   0.0%
#    Xebio Co., Ltd.                                                         69,600                1,089,169                   0.0%
     Y A C Co., Ltd.                                                          9,900                   52,864                   0.0%
#    Yachiyo Industry Co., Ltd.                                               1,100                    7,417                   0.0%
     Yahagi Construction Co., Ltd.                                           62,700                  474,682                   0.0%
     Yahoo Japan Corp.                                                      350,400                1,262,355                   0.0%
     Yaizu Suisankagaku Industry Co., Ltd.                                    9,800                   87,188                   0.0%
#    Yakult Honsha Co., Ltd.                                                 21,400                1,185,117                   0.0%
     YAMABIKO Corp.                                                          18,435                  730,187                   0.0%
#    Yamada Denki Co., Ltd.                                               1,511,700                4,845,941                   0.1%
#    Yamagata Bank, Ltd. (The)                                              315,000                1,491,578                   0.0%
     Yamaguchi Financial Group, Inc.                                        344,000                3,285,511                   0.0%
     Yamaha Corp.                                                           282,200                3,868,100                   0.1%
     Yamaha Motor Co., Ltd.                                                 279,000                5,278,045                   0.1%
#    Yamaichi Electronics Co., Ltd.                                          65,800                  509,007                   0.0%
     Yamanashi Chuo Bank, Ltd. (The)                                        317,000                1,433,813                   0.0%
     Yamatane Corp.                                                         271,000                  418,487                   0.0%
     Yamato Corp.                                                            26,000                   95,173                   0.0%
     Yamato Holdings Co., Ltd.                                              191,600                4,096,827                   0.1%
#    Yamato Kogyo Co., Ltd.                                                  60,400                1,956,656                   0.0%
#    Yamaya Corp.                                                            11,710                  167,865                   0.0%
#    Yamazaki Baking Co., Ltd.                                              230,000                2,843,403                   0.0%
#    Yamazen Corp.                                                           96,400                  750,693                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Yaoko Co., Ltd.                                                         18,200     $          1,118,041                   0.0%
#    Yaskawa Electric Corp.                                                 197,700                2,562,624                   0.0%
     Yasuda Logistics Corp.                                                  26,200                  235,558                   0.0%
     Yellow Hat, Ltd.                                                        30,700                  657,145                   0.0%
     Yokogawa Bridge Holdings Corp.                                          62,300                  800,944                   0.0%
     Yokogawa Electric Corp.                                                129,000                1,794,769                   0.0%
#    Yokohama Reito Co., Ltd.                                               107,700                  798,564                   0.0%
     Yokohama Rubber Co., Ltd. (The)                                        572,000                5,192,353                   0.1%
     Yokowo Co., Ltd.                                                        22,200                  116,160                   0.0%
     Yomeishu Seizo Co., Ltd.                                                 2,000                   15,859                   0.0%
#    Yomiuri Land Co., Ltd.                                                 124,000                  548,534                   0.0%
     Yondenko Corp.                                                          23,000                   83,410                   0.0%
#    Yondoshi Holdings, Inc.                                                 35,700                  642,953                   0.0%
     Yonekyu Corp.                                                              900                   12,656                   0.0%
#    Yonex Co., Ltd.                                                          9,400                   83,688                   0.0%
     Yorozu Corp.                                                            39,000                  671,089                   0.0%
     Yoshinoya Holdings Co., Ltd.                                            36,400                  417,024                   0.0%
     Yuasa Funashoku Co., Ltd.                                               14,000                   34,463                   0.0%
     Yuasa Trading Co., Ltd.                                                 41,700                  786,583                   0.0%
     Yuken Kogyo Co., Ltd.                                                   85,000                  188,535                   0.0%
     Yuki Gosei Kogyo Co., Ltd.                                              11,000                   24,697                   0.0%
#    Yumeshin Holdings Co., Ltd.                                             32,700                  231,940                   0.0%
     Yurtec Corp.                                                           113,000                  628,382                   0.0%
     Yusen Logistics Co., Ltd.                                               47,600                  480,110                   0.0%
     Yushin Precision Equipment Co., Ltd.                                     5,226                  106,754                   0.0%
     Yushiro Chemical Industry Co., Ltd.                                     19,400                  244,467                   0.0%
     Yutaka Foods Corp.                                                       4,000                   65,298                   0.0%
     Yutaka Giken Co., Ltd.                                                     200                    4,316                   0.0%
     Zappallas, Inc.                                                         11,600                   62,687                   0.0%
#    Zenrin Co., Ltd.                                                        55,000                  676,136                   0.0%
#    Zensho Holdings Co., Ltd.                                              258,400                2,345,586                   0.0%
     Zeon Corp.                                                             428,000                3,961,702                   0.1%
     ZERIA Pharmaceutical Co., Ltd.                                          35,399                  710,449                   0.0%
#    Zojirushi Corp.                                                         18,000                  112,602                   0.0%
#    Zuiko Corp.                                                              4,200                  201,391                   0.0%
                                                                                        --------------------    ------------------
TOTAL JAPAN                                                                                    2,587,691,293                  21.0%
                                                                                        --------------------    ------------------
NETHERLANDS -- (2.3%)
     Aalberts Industries NV                                                 237,691                6,335,834                   0.1%
#    Accell Group                                                            30,889                  492,819                   0.0%
     Aegon NV(007924103)                                                    110,189                  900,244                   0.0%
     Aegon NV(5927375)                                                    1,538,681               12,540,940                   0.1%
#    Akzo Nobel NV                                                          181,929               12,132,209                   0.1%
     Akzo Nobel NV Sponsored ADR                                             70,415                1,556,171                   0.0%
*    AMG Advanced Metallurgical Group NV                                     82,123                  678,195                   0.0%
     Amsterdam Commodities NV                                                30,583                  687,283                   0.0%
#*   APERAM                                                                 130,200                3,746,101                   0.0%
     Arcadis NV                                                             162,750                5,006,710                   0.0%
#    ArcelorMittal(B295F26)                                                 456,502                6,007,566                   0.1%
     ArcelorMittal(B03XPL1)                                                 431,630                5,669,967                   0.1%
     ASM International NV(N07045102)                                            343                   11,226                   0.0%
     ASM International NV(5165294)                                          101,222                4,056,240                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
NETHERLANDS -- (Continued)
#    ASML Holding NV(B908F01)                                                40,988     $          4,085,684                   0.0%
     ASML Holding NV(B929F46)                                                58,212                5,804,453                   0.1%
     BE Semiconductor Industries NV                                         107,056                2,039,126                   0.0%
     Beter Bed Holding NV                                                    13,418                  276,246                   0.0%
     BinckBank NV                                                           132,007                1,308,278                   0.0%
     Brunel International NV                                                 45,220                1,016,411                   0.0%
     Corbion NV                                                              57,135                  923,718                   0.0%
     Delta Lloyd NV                                                         431,572                9,836,926                   0.1%
     Exact Holding NV                                                        14,475                  570,113                   0.0%
#*   Fiat Chrysler Automobiles NV                                             8,900                  101,994                   0.0%
#    Fugro NV                                                               139,632                1,925,260                   0.0%
#*   Galapagos NV                                                            40,836                  568,746                   0.0%
#    Gemalto NV                                                              80,105                6,126,969                   0.1%
*    Grontmij                                                               114,015                  525,496                   0.0%
#    Heijmans NV                                                             60,905                  829,034                   0.0%
     Heineken NV                                                             62,584                4,675,282                   0.0%
     Hunter Douglas NV                                                        1,366                   56,617                   0.0%
*    ING Groep NV                                                           480,158                6,876,036                   0.1%
#*   ING Groep NV Sponsored ADR                                           1,495,332               21,413,154                   0.2%
     KAS Bank NV                                                             14,228                  172,064                   0.0%
     Kendrion NV                                                             24,447                  682,515                   0.0%
     Koninklijke Ahold NV                                                 1,259,643               21,097,302                   0.2%
     Koninklijke Ahold NV Sponsored ADR                                      20,012                  335,806                   0.0%
#    Koninklijke BAM Groep NV                                               416,754                  999,408                   0.0%
     Koninklijke Boskalis Westminster NV                                    209,087               11,154,863                   0.1%
     Koninklijke DSM NV                                                     158,584                9,936,552                   0.1%
     Koninklijke KPN NV                                                   4,700,761               15,473,646                   0.1%
     Koninklijke Philips NV(500472303)                                      339,316                9,480,489                   0.1%
     Koninklijke Philips NV(5986622)                                        545,497               15,250,941                   0.1%
#    Koninklijke Ten Cate NV                                                 66,335                1,496,133                   0.0%
     Koninklijke Vopak NV                                                   107,123                5,372,148                   0.0%
     Koninklijke Wessanen NV                                                216,802                1,386,319                   0.0%
*    Macintosh Retail Group NV                                               49,262                  303,659                   0.0%
     Nederland Apparatenfabriek                                               3,562                  123,725                   0.0%
     Nutreco NV                                                             168,696                8,449,541                   0.1%
#*   Ordina NV                                                              244,877                  401,847                   0.0%
*    PostNL NV                                                              754,612                3,207,363                   0.0%
     Randstad Holding NV                                                    181,609                8,016,456                   0.1%
     Reed Elsevier NV                                                       293,837                6,768,609                   0.1%
#    Reed Elsevier NV Sponsored ADR                                          46,349                2,132,517                   0.0%
#*   Royal Imtech NV                                                         94,217                  516,279                   0.0%
#*   SBM Offshore NV                                                        434,211                5,435,006                   0.1%
     Sligro Food Group NV                                                    24,884                  918,733                   0.0%
#*   SNS Reaal NV                                                           262,485                       --                   0.0%
*    Telegraaf Media Groep NV                                                22,328                  174,076                   0.0%
     TKH Group NV                                                            85,728                2,597,459                   0.0%
     TNT Express NV                                                         853,923                4,963,433                   0.0%
*    TomTom NV                                                              278,537                2,023,370                   0.0%
     Unilever NV(B12T3J1)                                                   254,294                9,856,041                   0.1%
#    Unilever NV(904784709)                                                 119,296                4,620,334                   0.0%
     USG People NV                                                          165,323                1,658,486                   0.0%
     Van Lanschot NV                                                            214                    4,791                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
NETHERLANDS -- (Continued)
     Wolters Kluwer NV                                                      598,276     $         15,973,188                   0.1%
     Ziggo NV                                                               120,289                5,878,298                   0.1%
                                                                                        --------------------    ------------------
TOTAL NETHERLANDS                                                                                305,642,445                   2.5%
                                                                                        --------------------    ------------------
NEW ZEALAND -- (0.3%)
*    a2 Milk Co., Ltd.                                                       39,073                   17,883                   0.0%
     Abano Healthcare Group, Ltd.                                            13,023                   69,805                   0.0%
     Air New Zealand, Ltd.                                                1,179,917                1,867,906                   0.0%
     Auckland International Airport, Ltd.                                 1,656,921                5,009,181                   0.1%
*    Bathurst Resources, Ltd.                                               558,054                   15,239                   0.0%
     Chorus, Ltd.                                                           140,010                  232,267                   0.0%
*    Chorus, Ltd. ADR                                                        10,487                   86,046                   0.0%
#    Contact Energy, Ltd.                                                   590,921                2,866,679                   0.0%
*    Diligent Board Member Services, Inc.                                     5,821                   21,715                   0.0%
     Ebos Group, Ltd.                                                        39,319                  294,907                   0.0%
     Fisher & Paykel Healthcare Corp., Ltd.                                 693,908                3,032,384                   0.0%
     Fletcher Building, Ltd.(6341606)                                       635,752                4,288,096                   0.1%
#    Fletcher Building, Ltd.(6341617)                                        96,640                  655,987                   0.0%
     Freightways, Ltd.                                                      119,215                  532,386                   0.0%
     Hallenstein Glasson Holdings, Ltd.                                      16,145                   41,434                   0.0%
     Heartland New Zealand, Ltd.                                             12,825                   10,033                   0.0%
     Infratil, Ltd.                                                         605,353                1,360,695                   0.0%
     Kathmandu Holdings, Ltd.                                                44,820                  110,911                   0.0%
     Mainfreight, Ltd.                                                       84,025                1,043,769                   0.0%
     Metlifecare, Ltd.                                                       15,477                   52,186                   0.0%
     Michael Hill International, Ltd.                                        72,300                   74,982                   0.0%
     New Zealand Oil & Gas, Ltd.                                            416,158                  239,908                   0.0%
     New Zealand Refining Co., Ltd. (The)                                    66,827                   88,513                   0.0%
#    Nuplex Industries, Ltd.                                                279,211                  688,882                   0.0%
     NZX, Ltd.                                                               87,691                   81,617                   0.0%
#*   Pacific Edge, Ltd.                                                      20,054                   14,183                   0.0%
     PGG Wrightson, Ltd.                                                    151,904                   54,130                   0.0%
*    Pike River Coal, Ltd.                                                  224,242                       --                   0.0%
#    Port of Tauranga, Ltd.                                                  87,950                1,124,058                   0.0%
*    Pumpkin Patch, Ltd.                                                     37,217                   10,671                   0.0%
     Restaurant Brands New Zealand, Ltd.                                    145,276                  415,758                   0.0%
*    Rubicon, Ltd.                                                           64,229                   17,148                   0.0%
     Ryman Healthcare, Ltd.                                                 238,698                1,413,243                   0.0%
     Sanford, Ltd.                                                           31,342                  123,630                   0.0%
#    Skellerup Holdings, Ltd.                                                20,500                   23,266                   0.0%
     Sky Network Television, Ltd.                                           376,796                1,870,914                   0.0%
     SKYCITY Entertainment Group, Ltd.                                    1,023,315                3,128,682                   0.0%
     Spark New Zealand, Ltd.                                              2,196,431                5,420,360                   0.1%
#    Steel & Tube Holdings, Ltd.                                             31,356                   73,246                   0.0%
     Summerset Group Holdings, Ltd.                                          40,399                   86,132                   0.0%
     Tourism Holdings, Ltd.                                                  23,932                   27,264                   0.0%
     Tower, Ltd.                                                            176,617                  272,152                   0.0%
#    Trade Me Group, Ltd.                                                   101,226                  310,857                   0.0%
#    TrustPower, Ltd.                                                        75,810                  443,634                   0.0%
     Vector, Ltd.                                                           268,822                  574,581                   0.0%
     Warehouse Group, Ltd. (The)                                             86,281                  208,996                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
NEW ZEALAND -- (Continued)
#*   Xero, Ltd.                                                              22,518     $            279,308                   0.0%
                                                                                        --------------------    ------------------
TOTAL NEW ZEALAND                                                                                 38,675,624                   0.3%
                                                                                        --------------------    ------------------
NORWAY -- (0.9%)
#    ABG Sundal Collier Holding ASA                                         454,248                  333,378                   0.0%
#    Akastor ASA                                                            207,195                  713,667                   0.0%
     Aker ASA Class A                                                        36,431                  888,630                   0.0%
*    Aker Solutions ASA                                                     207,195                1,342,400                   0.0%
#    American Shipping ASA                                                   61,364                  400,456                   0.0%
*    Archer, Ltd.                                                           833,810                  803,619                   0.0%
#    Atea ASA                                                               149,934                1,639,302                   0.0%
     Austevoll Seafood ASA                                                  184,411                1,199,202                   0.0%
     Bakkafrost P/F                                                          56,111                1,371,973                   0.0%
#*   Bionor Pharma ASA                                                       71,347                   30,811                   0.0%
     Bonheur ASA                                                             17,950                  224,723                   0.0%
     BW Offshore, Ltd.                                                    1,056,469                1,297,059                   0.0%
     Deep Sea Supply P.L.C.                                                 201,559                  228,254                   0.0%
#*   Det Norske Oljeselskap ASA                                              68,677                  444,514                   0.0%
     DNB ASA                                                                567,746               10,430,774                   0.1%
#*   DNO ASA                                                                662,209                1,604,376                   0.0%
*    DOF ASA                                                                 67,981                  198,245                   0.0%
*    Dolphin Group A.S.                                                     184,083                   78,902                   0.0%
     Ekornes ASA                                                             24,912                  265,931                   0.0%
#*   Electromagnetic GeoServices                                            146,987                   78,342                   0.0%
     Eltek ASA                                                              321,422                  466,641                   0.0%
     Evry ASA                                                                62,231                  156,928                   0.0%
     Farstad Shipping ASA                                                     7,858                   90,637                   0.0%
     Fred Olsen Energy ASA                                                   30,682                  327,421                   0.0%
#*   Frontline, Ltd.                                                        154,437                  218,326                   0.0%
#    Ganger Rolf ASA                                                         23,563                  295,166                   0.0%
#    Gjensidige Forsikring ASA                                              111,240                2,020,623                   0.0%
     Golar LNG, Ltd.                                                         19,800                1,110,978                   0.0%
#    Golden Ocean Group, Ltd.                                               784,564                  954,889                   0.0%
*    Grieg Seafood ASA                                                       62,647                  266,899                   0.0%
*    Havila Shipping ASA                                                      3,252                   13,040                   0.0%
#    Hexagon Composites ASA                                                 171,772                  714,809                   0.0%
#*   Hoegh LNG Holdings, Ltd.                                                51,234                  660,858                   0.0%
*    Hurtigruten ASA                                                        536,659                  545,829                   0.0%
#*   InterOil Exploration and Production ASA                                307,648                   11,100                   0.0%
*    Kongsberg Automotive ASA                                             1,477,146                1,413,420                   0.0%
     Kongsberg Gruppen A.S.                                                  34,527                  698,705                   0.0%
#    Kvaerner ASA                                                           547,507                  721,770                   0.0%
     Leroey Seafood Group ASA                                                44,833                1,696,007                   0.0%
     Marine Harvest ASA                                                     345,182                4,888,629                   0.1%
#*   Nordic Semiconductor ASA                                               281,940                1,588,325                   0.0%
     Norsk Hydro ASA                                                      1,292,989                7,239,338                   0.1%
#    Norsk Hydro ASA Sponsored ADR                                           50,900                  288,603                   0.0%
#*   Norske Skogindustrier ASA                                              615,107                  327,881                   0.0%
     Northern Offshore, Ltd.                                                 34,847                   43,399                   0.0%
#*   Norwegian Air Shuttle ASA                                               54,493                1,759,474                   0.0%
#*   Norwegian Energy Co. ASA                                                25,489                   11,688                   0.0%
#*   Odfjell SE Class A                                                      41,255                  161,612                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
NORWAY -- (Continued)
     Olav Thon Eiendomsselskap ASA                                            4,360     $             76,278                   0.0%
     Opera Software ASA                                                      94,210                1,179,793                   0.0%
     Orkla ASA                                                              476,121                3,640,437                   0.1%
#*   Panoro Energy ASA                                                      960,998                  367,751                   0.0%
#    Petroleum Geo-Services ASA                                             617,145                3,065,241                   0.0%
*    PhotoCure ASA                                                            4,035                   10,992                   0.0%
#    Prosafe SE                                                             430,567                1,969,867                   0.0%
*    Q-Free ASA                                                              66,600                  118,130                   0.0%
#*   REC Silicon ASA                                                      2,751,631                1,100,089                   0.0%
*    REC Solar ASA                                                           47,098                  629,764                   0.0%
     Salmar ASA                                                              77,918                1,403,813                   0.0%
#    Schibsted ASA                                                           31,573                1,669,935                   0.0%
#    Seadrill, Ltd.(B09RMQ1)                                                 75,524                1,706,773                   0.0%
#    Seadrill, Ltd.(B0HWHV8)                                                219,498                5,048,454                   0.1%
#*   Sevan Drilling A.S.                                                    460,763                   66,105                   0.0%
     Sevan Marine ASA                                                        66,506                  217,182                   0.0%
     Siem Offshore, Inc.                                                    222,158                  172,202                   0.0%
     Solstad Offshore ASA                                                     7,538                   91,673                   0.0%
#*   Songa Offshore                                                         267,146                   92,201                   0.0%
     SpareBank 1 SMN                                                         52,734                  468,924                   0.0%
     SpareBank 1 SR Bank ASA                                                188,712                1,623,327                   0.0%
     Statoil ASA                                                            488,942               11,189,648                   0.1%
#    Statoil ASA Sponsored ADR                                              517,408               11,874,514                   0.1%
     Stolt-Nielsen, Ltd.                                                     32,237                  580,843                   0.0%
*    Storebrand ASA                                                         624,737                3,203,279                   0.1%
     Subsea 7 SA                                                            255,062                2,744,819                   0.0%
     Telenor ASA                                                            145,545                3,272,818                   0.1%
#    TGS Nopec Geophysical Co. ASA                                           66,070                1,541,266                   0.0%
#    Tomra Systems ASA                                                      218,951                1,640,224                   0.0%
*    TTS Group ASA                                                           11,319                    6,474                   0.0%
     Veidekke ASA                                                           118,304                1,149,028                   0.0%
     Wilh Wilhelmsen ASA                                                     96,251                  700,706                   0.0%
     Wilh Wilhelmsen Holding ASA Class A                                     19,944                  531,359                   0.0%
     Yara International ASA                                                 147,299                6,764,168                   0.1%
                                                                                        --------------------    ------------------
TOTAL NORWAY                                                                                     122,185,630                   1.0%
                                                                                        --------------------    ------------------
PORTUGAL -- (0.3%)
     Altri SGPS SA                                                          358,921                1,003,558                   0.0%
#*   Banco BPI SA                                                           944,684                1,850,352                   0.0%
#*   Banco Comercial Portugues SA                                        50,850,879                5,747,503                   0.1%
*    Banco Espirito Santo SA                                              3,375,184                       --                   0.0%
     Corticeira Amorim SGPS SA                                              168,857                  635,633                   0.0%
     EDP - Energias de Portugal SA                                          910,004                3,916,045                   0.0%
     EDP - Energias de Portugal SA Sponsored ADR                              7,202                  309,758                   0.0%
     EDP Renovaveis SA                                                      433,974                2,821,544                   0.0%
     Galp Energia SGPS SA                                                   279,494                4,052,233                   0.1%
#*   Impresa SGPS SA                                                         49,210                   61,731                   0.0%
     Jeronimo Martins SGPS SA                                               246,548                2,157,692                   0.0%
     Mota-Engil SGPS SA                                                     214,005                1,122,959                   0.0%
     NOS SGPS                                                               466,946                2,678,907                   0.0%
     Novabase SGPS SA                                                        12,258                   36,855                   0.0%
     Portucel SA                                                            473,809                1,763,432                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
PORTUGAL -- (Continued)
#    Portugal Telecom SGPS SA                                               953,354     $          1,561,507                   0.0%
     REN - Redes Energeticas Nacionais SGPS SA                              505,435                1,566,689                   0.0%
     Semapa-Sociedade de Investimento e Gestao                              138,778                1,679,320                   0.0%
#*   Sonae Industria SGPS SA                                                132,969                   29,935                   0.0%
     Sonae SGPS SA                                                        2,982,821                4,000,665                   0.1%
#    Teixeira Duarte SA                                                     243,459                  240,389                   0.0%
                                                                                        --------------------    ------------------
TOTAL PORTUGAL                                                                                    37,236,707                   0.3%
                                                                                        --------------------    ------------------
RUSSIA -- (0.0%)
*    Exillon Energy P.L.C.                                                   43,826                  106,452                   0.0%
                                                                                        --------------------    ------------------
SINGAPORE -- (1.3%)
*    Abterra, Ltd.                                                          189,000                  110,293                   0.0%
     Amara Holdings, Ltd.                                                   248,000                  100,583                   0.0%
#    Amtek Engineering, Ltd.                                                725,000                  341,275                   0.0%
     ASL Marine Holdings, Ltd.                                              282,800                  131,278                   0.0%
#*   Ausgroup, Ltd.                                                       1,205,939                  331,785                   0.0%
     Banyan Tree Holdings, Ltd.                                             409,000                  197,351                   0.0%
#*   Biosensors International Group, Ltd.                                 2,670,901                1,299,001                   0.0%
     Bonvests Holdings, Ltd.                                                 51,600                   55,113                   0.0%
     Boustead Singapore, Ltd.                                               482,000                  689,571                   0.0%
     Breadtalk Group, Ltd.                                                  354,000                  362,605                   0.0%
*    Broadway Industrial Group, Ltd.                                        589,333                   92,368                   0.0%
     Bukit Sembawang Estates, Ltd.                                          125,000                  516,756                   0.0%
     Bund Center Investment, Ltd.                                         1,264,000                  194,974                   0.0%
     CapitaLand, Ltd.                                                     2,336,500                5,768,622                   0.1%
#    Centurion Corp., Ltd.                                                  585,000                  245,878                   0.0%
     CH Offshore, Ltd.                                                      330,000                  124,066                   0.0%
     China Aviation Oil Singapore Corp., Ltd.                               334,800                  192,917                   0.0%
#    China Merchants Holdings Pacific, Ltd.                                 228,000                  159,932                   0.0%
     Chip Eng Seng Corp., Ltd.                                            1,714,000                1,173,657                   0.0%
     City Developments, Ltd.                                                375,000                2,759,971                   0.0%
     Cityspring Infrastructure Trust                                        465,000                  184,791                   0.0%
     ComfortDelGro Corp., Ltd.                                            2,112,169                4,342,624                   0.1%
#    Cosco Corp. Singapore, Ltd.                                          2,903,000                1,345,738                   0.0%
     CSC Holdings, Ltd.                                                     396,000                   21,208                   0.0%
     CSE Global, Ltd.                                                     1,696,000                  891,058                   0.0%
#    CWT, Ltd.                                                              702,000                  882,985                   0.0%
#    DBS Group Holdings, Ltd.                                               969,191               13,942,214                   0.1%
#*   Del Monte Pacific, Ltd.                                                431,000                  184,587                   0.0%
*    Delong Holdings, Ltd.                                                  207,200                   32,991                   0.0%
     DMX Technologies Group, Ltd.                                           256,000                   31,939                   0.0%
#    Dyna-Mac Holdings, Ltd.                                              1,485,000                  445,724                   0.0%
     Elec & Eltek International Co., Ltd.                                    20,000                   28,890                   0.0%
     Eu Yan Sang International, Ltd.                                         44,400                   26,095                   0.0%
*    euNetworks Group, Ltd.                                                  41,380                   21,301                   0.0%
#    Ezion Holdings, Ltd.                                                 2,701,960                3,181,801                   0.1%
#    Ezra Holdings, Ltd.                                                  2,314,000                1,470,358                   0.0%
     Falcon Energy Group, Ltd.                                            1,074,000                  251,031                   0.0%
     Far East Orchard, Ltd.                                                 255,401                  345,026                   0.0%
#    First Resources, Ltd.                                                1,198,000                1,940,861                   0.0%
     FJ Benjamin Holdings, Ltd.                                             527,000                   71,153                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SINGAPORE -- (Continued)
     Food Empire Holdings, Ltd.                                             144,800     $             39,877                   0.0%
     Fragrance Group, Ltd.                                                1,448,000                  242,062                   0.0%
#*   Gallant Venture, Ltd.                                                1,671,000                  318,601                   0.0%
#    Genting Hong Kong, Ltd.                                                678,000                  248,201                   0.0%
#    Genting Singapore P.L.C.                                             2,591,000                2,219,112                   0.0%
#*   Geo Energy Resources, Ltd.                                           1,097,000                  200,762                   0.0%
     Global Logistic Properties, Ltd.                                     1,535,000                3,289,450                   0.1%
     Global Premium Hotels, Ltd.                                            115,840                   31,519                   0.0%
*    Global Yellow Pages, Ltd.                                               72,500                    2,482                   0.0%
     GMG Global, Ltd.                                                     5,413,000                  261,953                   0.0%
     Golden Agri-Resources, Ltd.                                          6,154,569                2,494,145                   0.0%
     GP Industries, Ltd.                                                    174,000                   74,425                   0.0%
     Great Eastern Holdings, Ltd.                                            30,000                  560,379                   0.0%
#    GuocoLand, Ltd.                                                        435,221                  646,283                   0.0%
     GuocoLeisure, Ltd.                                                   1,308,000                  937,510                   0.0%
*    Healthway Medical Corp., Ltd.                                        2,577,133                   94,199                   0.0%
     HG Metal Manufacturing, Ltd.                                           300,000                   17,007                   0.0%
     Hi-P International, Ltd.                                               525,000                  265,713                   0.0%
#    Hiap Hoe, Ltd.                                                         128,000                   82,170                   0.0%
     Hiap Seng Engineering, Ltd.                                            120,000                   17,667                   0.0%
     Ho Bee Land, Ltd.                                                      547,000                  848,725                   0.0%
     Hong Fok Corp., Ltd.                                                   862,080                  597,303                   0.0%
     Hong Leong Asia, Ltd.                                                  216,000                  231,852                   0.0%
     Hongkong Land Holdings, Ltd.                                           257,000                1,792,297                   0.0%
     Hotel Grand Central, Ltd.                                              139,822                  143,686                   0.0%
     Hour Glass, Ltd. (The)                                                  50,000                   71,919                   0.0%
     HTL International Holdings, Ltd.                                       328,000                   69,465                   0.0%
     HupSteel, Ltd.                                                         145,000                   23,178                   0.0%
     Hutchison Port Holdings Trust                                        3,342,000                2,256,549                   0.0%
     Hwa Hong Corp., Ltd.                                                   280,000                   70,928                   0.0%
#    Hyflux, Ltd.                                                         1,308,000                1,029,162                   0.0%
#    Indofood Agri Resources, Ltd.                                        1,355,000                  881,614                   0.0%
     InnoTek, Ltd.                                                           87,000                   18,651                   0.0%
     Innovalues, Ltd.                                                       452,000                  146,056                   0.0%
#*   Interra Resources, Ltd.                                                483,000                   80,799                   0.0%
     IPC Corp., Ltd.                                                      1,401,000                  160,603                   0.0%
#    ISDN Holdings, Ltd.                                                     39,000                    9,583                   0.0%
     Jardine Cycle & Carriage, Ltd.                                          38,838                1,207,257                   0.0%
#*   Jiutian Chemical Group, Ltd.                                         2,526,000                  109,507                   0.0%
*    Jurong Technologies Industrial Corp., Ltd.                             213,200                       --                   0.0%
     k1 Ventures, Ltd.                                                    1,643,000                  262,324                   0.0%
     Keppel Corp., Ltd.                                                     478,200                3,506,742                   0.1%
     Keppel Infrastructure Trust                                            170,400                  139,330                   0.0%
     Keppel Land, Ltd.                                                      680,000                1,769,437                   0.0%
#    Keppel Telecommunications & Transportation, Ltd.                       139,000                  187,302                   0.0%
     Koh Brothers Group, Ltd.                                               193,000                   46,620                   0.0%
#    KSH Holdings, Ltd.                                                      23,000                    9,492                   0.0%
     LCD Global Investments, Ltd.                                           770,400                  183,023                   0.0%
     Lee Kim Tah Holdings, Ltd.                                              60,000                   50,623                   0.0%
*    Li Heng Chemical Fibre Technologies, Ltd.                            1,245,000                  100,395                   0.0%
     Lian Beng Group, Ltd.                                                1,552,000                  834,110                   0.0%
#*   Linc Energy, Ltd.                                                      478,535                  386,178                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SINGAPORE -- (Continued)
#*   LionGold Corp., Ltd.                                                 1,707,000     $             35,952                   0.0%
     Low Keng Huat Singapore, Ltd.                                          293,000                  149,058                   0.0%
     Lum Chang Holdings, Ltd.                                               160,000                   46,725                   0.0%
     M1, Ltd.                                                               357,000                  969,761                   0.0%
     Marco Polo Marine, Ltd.                                                269,000                   69,190                   0.0%
*    Mercator Lines Singapore, Ltd.                                          12,000                      646                   0.0%
     Mewah International, Inc.                                              336,000                   98,022                   0.0%
#    Midas Holdings, Ltd.                                                 1,938,000                  490,570                   0.0%
#    Nam Cheong, Ltd.                                                     4,795,000                1,474,965                   0.0%
#*   Neptune Orient Lines, Ltd.                                           2,086,000                1,356,939                   0.0%
     Noble Group, Ltd.                                                    6,368,000                5,927,702                   0.1%
     NSL, Ltd.                                                               75,000                   96,192                   0.0%
*    Oceanus Group, Ltd.                                                  4,001,000                   40,421                   0.0%
#    Olam International, Ltd.                                               711,000                1,180,005                   0.0%
#    OSIM International, Ltd.                                               639,000                  925,669                   0.0%
     OUE Hospitality Trust                                                   81,999                   58,101                   0.0%
#    OUE, Ltd.                                                              492,000                  808,862                   0.0%
     Oversea-Chinese Banking Corp., Ltd.                                  1,139,303                8,776,172                   0.1%
#    Oxley Holdings, Ltd.                                                   737,000                  312,992                   0.0%
     Pan-United Corp., Ltd.                                                 268,000                  192,165                   0.0%
     Penguin International, Ltd.                                          1,543,000                  276,861                   0.0%
     Petra Foods, Ltd.                                                      176,000                  521,660                   0.0%
     Popular Holdings, Ltd.                                                 590,000                  110,206                   0.0%
     QAF, Ltd.                                                              313,090                  247,640                   0.0%
     Raffles Education Corp., Ltd.                                        1,924,667                  510,204                   0.0%
     Raffles Medical Group, Ltd.                                            522,800                1,547,768                   0.0%
     Rotary Engineering, Ltd.                                               609,000                  287,216                   0.0%
*    S I2I, Ltd.                                                          4,170,000                   14,607                   0.0%
     San Teh, Ltd.                                                           90,400                   20,923                   0.0%
#    SATS, Ltd.                                                           1,188,392                2,868,014                   0.0%
     SBS Transit, Ltd.                                                       54,000                   69,763                   0.0%
     See Hup Seng, Ltd.                                                     708,000                  151,385                   0.0%
     SembCorp Industries, Ltd.                                              858,000                3,245,889                   0.1%
#    SembCorp Marine, Ltd.                                                  502,800                1,424,447                   0.0%
     Sheng Siong Group, Ltd.                                              1,257,000                  655,592                   0.0%
#    SIA Engineering Co., Ltd.                                               97,000                  359,701                   0.0%
     Sim Lian Group, Ltd.                                                   206,794                  141,730                   0.0%
     Sinarmas Land, Ltd.                                                  3,093,000                1,469,446                   0.0%
     Sing Holdings, Ltd.                                                    263,000                   69,614                   0.0%
     Singapore Airlines, Ltd.                                               567,400                4,372,744                   0.1%
     Singapore Exchange, Ltd.                                               451,000                2,457,823                   0.0%
     Singapore Post, Ltd.                                                 1,721,216                2,641,842                   0.0%
#    Singapore Press Holdings, Ltd.                                         648,000                2,159,870                   0.0%
     Singapore Reinsurance Corp., Ltd.                                       55,000                   12,641                   0.0%
     Singapore Shipping Corp., Ltd.                                         137,000                   27,207                   0.0%
     Singapore Technologies Engineering, Ltd.                               904,000                2,639,270                   0.0%
     Singapore Telecommunications, Ltd.                                   2,931,350                8,627,775                   0.1%
#*   Sino Grandness Food Industry Group, Ltd.                             1,490,000                  498,853                   0.0%
#    SMRT Corp., Ltd.                                                     1,309,000                1,518,893                   0.0%
#    Stamford Land Corp., Ltd.                                            1,024,000                  442,530                   0.0%
     StarHub, Ltd.                                                          237,710                  764,073                   0.0%
     Sunningdale Tech, Ltd.                                               1,938,000                  298,977                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SINGAPORE -- (Continued)
#*   SunVic Chemical Holdings, Ltd.                                         734,000     $            331,438                   0.0%
#    Super Group, Ltd.                                                      858,000                  789,636                   0.0%
#    Swiber Holdings, Ltd.                                                1,452,000                  445,728                   0.0%
#    Swissco Holdings, Ltd.                                                 636,000                  403,938                   0.0%
#    Tat Hong Holdings, Ltd.                                                714,000                  436,582                   0.0%
     Thakral Corp., Ltd.                                                    793,000                   16,069                   0.0%
     Tiong Woon Corp. Holding, Ltd.                                         465,750                  107,062                   0.0%
     Triyards holdings, Ltd.                                                113,399                   58,583                   0.0%
#*   TT International, Ltd.                                                 330,000                   40,061                   0.0%
     Tuan Sing Holdings, Ltd.                                             2,229,400                  756,276                   0.0%
     UMS Holdings, Ltd.                                                   1,041,750                  409,717                   0.0%
     United Engineers, Ltd.                                                 708,304                1,583,094                   0.0%
#    United Envirotech, Ltd.                                                766,275                  874,686                   0.0%
#    United Industrial Corp., Ltd.                                          710,663                1,848,980                   0.0%
     United Overseas Bank, Ltd.                                             612,372               10,971,055                   0.1%
     UOB-Kay Hian Holdings, Ltd.                                            510,218                  607,702                   0.0%
     UOL Group, Ltd.                                                        937,588                4,709,271                   0.1%
#    UPP Holdings, Ltd.                                                     610,000                  121,618                   0.0%
#*   Vard Holdings, Ltd.                                                  1,836,000                  981,823                   0.0%
     Venture Corp., Ltd.                                                    512,000                3,083,981                   0.1%
#    Vibrant Group, Ltd.                                                  4,277,508                  353,438                   0.0%
     Wee Hur Holdings, Ltd.                                                 872,000                  254,186                   0.0%
     Wheelock Properties Singapore, Ltd.                                    186,347                  261,500                   0.0%
     Wilmar International, Ltd.                                             896,000                2,233,450                   0.0%
     Wing Tai Holdings, Ltd.                                              1,359,124                1,893,719                   0.0%
     Yeo Hiap Seng, Ltd.                                                     63,135                   94,360                   0.0%
     YHI International, Ltd.                                                 96,000                   17,552                   0.0%
#    Yongnam Holdings, Ltd.                                               2,311,000                  414,444                   0.0%
                                                                                        --------------------    ------------------
TOTAL SINGAPORE                                                                                  171,323,820                   1.4%
                                                                                        --------------------    ------------------
SPAIN -- (2.5%)
#    Abengoa SA                                                             127,165                  563,615                   0.0%
#    Abengoa SA Class B                                                   1,212,889                5,126,431                   0.0%
#    Abertis Infraestructuras SA                                            232,342                4,844,874                   0.0%
*    Acciona SA                                                              78,446                5,482,472                   0.1%
     Acerinox SA                                                            234,647                3,491,447                   0.0%
     ACS Actividades de Construccion y Servicios SA                         117,539                4,362,793                   0.0%
     Adveo Group International SA                                            11,755                  213,635                   0.0%
*    Almirall SA                                                             99,782                1,636,366                   0.0%
     Amadeus IT Holding SA Class A                                          213,424                7,852,331                   0.1%
     Atresmedia Corp de Medios de Comunicacion SA                            93,668                1,374,528                   0.0%
*    Azkoyen SA                                                              14,561                   34,329                   0.0%
     Banco Bilbao Vizcaya Argentaria SA                                   1,271,380               14,220,237                   0.1%
#    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR                       944,299               10,538,377                   0.1%
     Banco de Sabadell SA                                                 4,078,857               11,792,874                   0.1%
     Banco Popular Espanol SA                                             1,690,957                9,713,211                   0.1%
     Banco Santander SA                                                   4,404,667               38,917,538                   0.3%
#    Banco Santander SA Sponsored ADR                                     2,271,195               19,918,380                   0.2%
*    Bankia SA                                                            2,763,826                4,956,498                   0.0%
     Bankinter SA                                                         1,062,318                8,788,034                   0.1%
#*   Baron de Ley                                                             2,982                  270,577                   0.0%
     Bolsas y Mercados Espanoles SA                                         147,653                5,617,674                   0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SPAIN -- (Continued)
     CaixaBank SA                                                         1,462,811     $          7,994,559                   0.1%
*    Caja de Ahorros del Mediterraneo                                        21,176                       --                   0.0%
#*   Cementos Portland Valderrivas SA                                        36,737                  195,864                   0.0%
#    Cie Automotive SA                                                       96,254                1,305,854                   0.0%
#    Construcciones y Auxiliar de Ferrocarriles SA                            3,869                1,288,149                   0.0%
*    Deoleo SA                                                            1,150,419                  533,692                   0.0%
     Distribuidora Internacional de Alimentacion SA                         724,947                4,606,150                   0.0%
#    Duro Felguera SA                                                       166,264                  753,110                   0.0%
     Ebro Foods SA                                                          155,897                2,790,430                   0.0%
     Elecnor SA                                                              10,259                  114,424                   0.0%
     Enagas SA                                                              247,597                8,309,292                   0.1%
#    Ence Energia y Celulosa SA                                             313,864                  679,774                   0.0%
*    Ercros SA                                                              127,395                   75,759                   0.0%
     Faes Farma SA                                                          232,611                  540,340                   0.0%
     Ferrovial SA                                                           242,263                4,953,077                   0.0%
     Fluidra SA                                                              12,607                   41,292                   0.0%
#*   Fomento de Construcciones y Contratas SA                               125,144                2,302,249                   0.0%
*    Gamesa Corp. Tecnologica SA                                            757,120                7,475,069                   0.1%
     Gas Natural SDG SA                                                     229,272                6,620,627                   0.1%
     Grifols SA                                                              67,555                2,758,553                   0.0%
#    Grupo Catalana Occidente SA                                             83,933                2,532,379                   0.0%
#*   Grupo Ezentis SA                                                       315,524                  284,595                   0.0%
     Iberdrola SA                                                         3,664,318               25,939,399                   0.2%
     Iberpapel Gestion SA                                                     4,081                   61,600                   0.0%
     Inditex SA                                                             216,787                6,098,889                   0.1%
#    Indra Sistemas SA                                                      297,998                3,292,101                   0.0%
*    Inmobiliaria Colonial SA                                                19,488                   13,750                   0.0%
*    Jazztel P.L.C.                                                         390,068                6,236,243                   0.1%
     Mapfre SA                                                            1,826,426                6,262,912                   0.1%
*    Mediaset Espana Comunicacion SA                                        521,195                6,543,259                   0.1%
#    Melia Hotels International SA                                          148,922                1,489,690                   0.0%
#    Miquel y Costas & Miquel SA                                             15,340                  537,491                   0.0%
*    Natra SA                                                                13,117                   19,915                   0.0%
#*   NH Hotel Group SA                                                      229,178                1,046,406                   0.0%
#    Obrascon Huarte Lain SA                                                132,732                3,880,455                   0.0%
     Papeles y Cartones de Europa SA                                        140,666                  734,715                   0.0%
*    Pescanova SA                                                            22,953                       --                   0.0%
     Prim SA                                                                  5,102                   40,518                   0.0%
#*   Promotora de Informaciones SA Class A                                1,597,504                  451,850                   0.0%
     Prosegur Cia de Seguridad SA                                           368,442                2,164,126                   0.0%
#*   Quabit Inmobiliaria SA                                                 284,665                   28,622                   0.0%
#*   Realia Business SA                                                     191,857                  279,770                   0.0%
     Red Electrica Corp. SA                                                  96,741                8,453,350                   0.1%
     Repsol SA                                                              320,804                7,169,638                   0.1%
     Repsol SA Sponsored ADR                                                281,354                6,305,143                   0.1%
*    Sacyr SA                                                               522,746                2,296,861                   0.0%
*    Sociedad Nacional de Industrias Apicaciones Celulosa
     Espanola SA                                                             56,486                    2,601                   0.0%
*    Solaria Energia y Medio Ambiente SA                                     34,875                   39,572                   0.0%
     Tecnicas Reunidas SA                                                    49,752                2,450,943                   0.0%
#*   Telecomunicaciones y Energia                                            27,058                   46,698                   0.0%
     Telefonica SA                                                        1,313,323               19,762,462                   0.2%
     Telefonica SA Sponsored ADR                                            229,616                3,439,647                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SPAIN -- (Continued)
     Tubacex SA                                                             320,439     $          1,362,726                   0.0%
     Tubos Reunidos SA                                                      270,690                  792,896                   0.0%
#    Vidrala SA                                                              24,069                  956,239                   0.0%
#    Viscofan SA                                                             74,126                4,358,651                   0.0%
*    Vocento SA                                                              49,923                   95,572                   0.0%
#    Zardoya Otis SA                                                        174,370                2,033,157                   0.0%
#*   Zeltia SA                                                              288,871                  942,718                   0.0%
                                                                                        --------------------    ------------------
TOTAL SPAIN                                                                                      341,502,044                   2.8%
                                                                                        --------------------    ------------------
SWEDEN -- (2.8%)
     AAK AB                                                                  64,325                3,488,844                   0.0%
     Acando AB                                                               92,379                  142,330                   0.0%
#    AddTech AB Class B                                                      36,741                  520,777                   0.0%
     AF AB Class B                                                          125,751                1,905,733                   0.0%
     Alfa Laval AB                                                          210,603                4,341,348                   0.1%
#*   Arise AB                                                                 1,101                    2,530                   0.0%
     Assa Abloy AB Class B                                                  183,502                9,741,121                   0.1%
     Atlas Copco AB Class A                                                 139,645                4,044,925                   0.0%
     Atlas Copco AB Class B                                                  80,498                2,132,217                   0.0%
     Atrium Ljungberg AB Class B                                             30,696                  429,533                   0.0%
#    Avanza Bank Holding AB                                                  32,691                1,041,636                   0.0%
#    Axfood AB                                                               32,143                1,977,914                   0.0%
#    Axis Communications AB                                                  70,834                1,936,344                   0.0%
     B&B Tools AB Class B                                                    47,200                  884,868                   0.0%
#*   BE Group AB                                                             67,268                   57,577                   0.0%
     Beijer Alma AB                                                          12,450                  289,703                   0.0%
     Beijer Electronics AB                                                    2,424                   17,983                   0.0%
     Beijer Ref AB Class B                                                    6,430                  116,792                   0.0%
     Betsson AB                                                              94,388                3,334,950                   0.0%
     Bilia AB Class A                                                        73,625                2,089,963                   0.0%
     BillerudKorsnas AB                                                     362,543                5,287,971                   0.1%
     BioGaia AB Class B                                                       8,331                  212,271                   0.0%
#    Biotage AB                                                              44,000                   70,122                   0.0%
#    Bjoern Borg AB                                                          24,143                   73,368                   0.0%
     Boliden AB                                                             583,153                9,637,980                   0.1%
     Bulten AB                                                               23,206                  193,427                   0.0%
     Bure Equity AB                                                         113,957                  477,582                   0.0%
     Byggmax Group AB                                                       218,246                1,354,406                   0.0%
     Castellum AB                                                           278,593                4,272,260                   0.0%
     Catena AB                                                                  500                    6,794                   0.0%
#*   CDON Group AB                                                           71,748                  193,963                   0.0%
     Clas Ohlson AB Class B                                                  64,843                1,117,504                   0.0%
*    Cloetta AB Class B                                                     105,208                  305,470                   0.0%
     Concentric AB                                                           89,458                1,094,603                   0.0%
*    Concordia Maritime AB Class B                                           30,791                   46,203                   0.0%
*    CyberCom Group AB                                                       79,025                   28,011                   0.0%
     Dios Fastigheter AB                                                     45,450                  307,937                   0.0%
#    Doro AB                                                                 45,747                  201,475                   0.0%
     Duni AB                                                                 75,738                1,079,869                   0.0%
     Electrolux AB Series B                                                 256,930                7,280,055                   0.1%
#    Elekta AB Class B                                                      333,025                3,415,136                   0.0%
     Enea AB                                                                 26,784                  219,535                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SWEDEN -- (Continued)
#*   Eniro AB                                                               286,106     $            314,868                   0.0%
     Fabege AB                                                              237,178                3,044,576                   0.0%
     Fagerhult AB                                                             8,022                  148,066                   0.0%
*    Fastighets AB Balder                                                    64,093                  835,095                   0.0%
#*   Fenix Outdoor International AG                                             890                   39,654                   0.0%
     Getinge AB Class B                                                     315,146                7,230,446                   0.1%
     Gunnebo AB                                                             127,510                  644,544                   0.0%
     Haldex AB                                                              220,046                2,700,607                   0.0%
     Hennes & Mauritz AB Class B                                            227,733                9,086,426                   0.1%
     Hexagon AB Class B                                                     212,664                7,176,469                   0.1%
     Hexpol AB                                                               43,205                3,827,843                   0.0%
     HIQ International AB                                                   107,630                  582,305                   0.0%
     Holmen AB Class B                                                       98,731                3,267,757                   0.0%
     Hufvudstaden AB Class A                                                 70,229                  911,290                   0.0%
     Husqvarna AB Class A                                                   107,719                  798,527                   0.0%
     Husqvarna AB Class B                                                   711,699                5,313,642                   0.1%
#    ICA Gruppen AB                                                         131,974                5,284,324                   0.1%
     Industrial & Financial Systems Class B                                  36,042                1,122,295                   0.0%
     Indutrade AB                                                            42,573                1,719,163                   0.0%
     Intrum Justitia AB                                                     162,254                4,832,200                   0.1%
     JM AB                                                                  211,894                6,848,892                   0.1%
*    Kambi Group P.L.C. Class B                                                 561                    5,357                   0.0%
*    KappAhl AB                                                             184,538                1,022,890                   0.0%
#*   Karolinska Development AB Class B                                        2,619                    4,466                   0.0%
     Klovern AB                                                              91,294                  464,787                   0.0%
     KNOW IT AB                                                              27,286                  199,483                   0.0%
     Kungsleden AB                                                          225,600                1,407,326                   0.0%
     Lagercrantz AB Class B                                                  28,386                  538,093                   0.0%
#*   Lindab International AB                                                140,594                1,292,632                   0.0%
     Loomis AB Class B                                                      154,611                4,259,386                   0.0%
*    Lundin Petroleum AB                                                    236,565                3,343,747                   0.0%
     Meda AB Class A                                                        466,508                6,109,429                   0.1%
#*   Medivir AB Class B                                                      93,662                1,581,591                   0.0%
     Mekonomen AB                                                            24,494                  516,653                   0.0%
#    Millicom International Cellular SA                                      51,230                4,181,157                   0.0%
     Modern Times Group AB Class B                                           90,579                2,800,337                   0.0%
     MQ Holding AB                                                            6,292                   28,650                   0.0%
#    Mycronic AB                                                            232,513                  631,477                   0.0%
     NCC AB Class A                                                           7,059                  208,048                   0.0%
#    NCC AB Class B                                                         211,210                6,212,754                   0.1%
     Nederman Holding AB                                                        402                    8,423                   0.0%
     Net Entertainment NE AB                                                 46,949                1,450,764                   0.0%
#*   Net Insight AB Class B                                                 597,227                  245,588                   0.0%
#    New Wave Group AB Class B                                              121,417                  558,552                   0.0%
     Nibe Industrier AB Class B                                             134,315                3,565,293                   0.0%
     Nobia AB                                                               280,778                2,282,387                   0.0%
     Nolato AB Class B                                                       79,702                1,842,998                   0.0%
     Nordea Bank AB                                                       1,644,450               21,150,510                   0.2%
#    Nordnet AB Class B                                                     174,643                  616,317                   0.0%
     OEM International AB Class B                                             9,558                  124,152                   0.0%
#    Oriflame Cosmetics SA                                                   19,657                  343,608                   0.0%
*    PA Resources AB                                                         10,516                    4,057                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SWEDEN -- (Continued)
     Peab AB                                                                408,961     $          2,776,464                   0.0%
#*   Pricer AB Class B                                                      171,573                  128,056                   0.0%
     Proact IT Group AB                                                       5,666                   62,321                   0.0%
     Proffice AB Class B                                                    116,223                  293,820                   0.0%
#    Ratos AB Class B                                                       266,119                1,786,079                   0.0%
#*   RaySearch Laboratories AB                                               20,642                  115,978                   0.0%
*    Rezidor Hotel Group AB                                                 143,615                  627,086                   0.0%
#*   rnb Retail and Brands AB                                                18,260                   26,333                   0.0%
     Saab AB Class B                                                        151,490                4,091,312                   0.0%
     Sagax AB Class B                                                         3,620                   17,998                   0.0%
     Sandvik AB                                                             713,781                7,840,961                   0.1%
#*   SAS AB                                                                 433,136                  666,615                   0.0%
     Securitas AB Class B                                                   609,924                6,749,180                   0.1%
     Semcon AB                                                               26,134                  191,390                   0.0%
     Skandinaviska Enskilda Banken AB Class A                               669,276                8,596,358                   0.1%
#    Skandinaviska Enskilda Banken AB Class C                                 9,106                  112,029                   0.0%
     Skanska AB Class B                                                     463,205                9,442,182                   0.1%
     SKF AB Class A                                                           5,419                  108,907                   0.0%
     SKF AB Class B                                                         256,693                5,148,599                   0.1%
     SkiStar AB                                                              32,266                  369,475                   0.0%
#*   SSAB AB Class A(B17H0S8)                                               249,939                1,813,672                   0.0%
*    SSAB AB Class A(BPRBWK4)                                                91,581                  651,310                   0.0%
*    SSAB AB Class B(B17H3F6)                                               205,847                1,318,344                   0.0%
*    SSAB AB Class B(BPRBWM6)                                               233,790                1,512,398                   0.0%
     Svenska Cellulosa AB Class A                                            18,540                  416,529                   0.0%
     Svenska Cellulosa AB Class B                                           518,180               11,610,590                   0.1%
     Svenska Handelsbanken AB Class A                                       271,112               12,960,560                   0.1%
     Svenska Handelsbanken AB Class B                                         7,412                  340,477                   0.0%
     Sweco AB Class B                                                        24,249                  337,780                   0.0%
     Swedbank AB Class A                                                    531,591               14,087,519                   0.1%
     Swedish Match AB                                                       188,735                6,137,101                   0.1%
*    Swedish Orphan Biovitrum AB                                            220,022                2,516,459                   0.0%
     Systemair AB                                                             3,166                   41,931                   0.0%
     Tele2 AB Class B                                                       916,988               11,650,879                   0.1%
     Telefonaktiebolaget LM Ericsson Class A                                 50,430                  561,715                   0.0%
     Telefonaktiebolaget LM Ericsson Class B                                887,806               10,490,667                   0.1%
#    Telefonaktiebolaget LM Ericsson Sponsored ADR                          544,136                6,442,570                   0.1%
     TeliaSonera AB                                                       1,788,029               12,381,684                   0.1%
#    TradeDoubler AB                                                         63,660                   66,800                   0.0%
*    Transcom WorldWide SA                                                   50,915                    7,575                   0.0%
     Transmode AB                                                             1,153                    8,567                   0.0%
     Trelleborg AB Class B                                                  456,570                7,816,634                   0.1%
     Unibet Group P.L.C.                                                     60,036                3,460,466                   0.0%
     Vitrolife AB                                                            23,212                  469,981                   0.0%
#    Volvo AB Class A                                                       189,741                2,211,608                   0.0%
     Volvo AB Class B                                                       894,763               10,325,956                   0.1%
     Volvo AB Sponsored ADR                                                  70,300                  809,153                   0.0%
     Wallenstam AB Class B                                                  150,751                2,274,456                   0.0%
     Wihlborgs Fastigheter AB                                                83,778                1,469,325                   0.0%
                                                                                        --------------------    ------------------
TOTAL SWEDEN                                                                                     381,446,780                   3.1%
                                                                                        --------------------    ------------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SWITZERLAND -- (6.2%)
     ABB, Ltd.                                                            1,199,336     $         26,311,835                   0.2%
#    ABB, Ltd. Sponsored ADR                                                444,892                9,760,930                   0.1%
     Actelion, Ltd.                                                         100,770               12,001,217                   0.1%
     Adecco SA                                                              163,020               11,049,757                   0.1%
*    Advanced Digital Broadcast Holdings SA                                   3,871                   46,579                   0.0%
     AFG Arbonia-Forster Holding AG                                          34,631                  845,319                   0.0%
     Allreal Holding AG                                                      24,655                3,263,531                   0.0%
     Alpiq Holding AG                                                         3,183                  320,239                   0.0%
     ALSO Holding AG                                                            635                   34,651                   0.0%
     ams AG                                                                 100,576                3,606,553                   0.0%
     APG SGA SA                                                               1,409                  410,258                   0.0%
     Aryzta AG                                                              148,609               12,676,577                   0.1%
     Ascom Holding AG                                                       107,489                1,577,765                   0.0%
#    Autoneum Holding AG                                                     12,067                2,010,790                   0.0%
#    Bachem Holding AG Class B                                                6,084                  309,435                   0.0%
     Baloise Holding AG                                                      83,455               10,505,714                   0.1%
     Bank Coop AG                                                             6,201                  273,819                   0.0%
     Banque Cantonale de Geneve                                               1,136                  250,908                   0.0%
     Banque Cantonale Vaudoise                                                4,729                2,532,764                   0.0%
     Barry Callebaut AG                                                       2,834                2,974,484                   0.0%
#    Basler Kantonalbank                                                      6,579                  438,762                   0.0%
     Belimo Holding AG                                                          383                  950,579                   0.0%
     Bell AG                                                                    110                  253,947                   0.0%
#    Bellevue Group AG                                                       11,759                  149,556                   0.0%
#    Berner Kantonalbank AG                                                   6,254                1,168,818                   0.0%
     BKW AG                                                                  12,459                  374,866                   0.0%
     Bobst Group SA                                                          20,281                  882,726                   0.0%
     Bossard Holding AG Class A                                              14,890                1,509,221                   0.0%
     Bucher Industries AG                                                    17,507                4,447,003                   0.1%
     Burckhardt Compression Holding AG                                        3,428                1,468,693                   0.0%
     Burkhalter Holding AG                                                    4,865                  412,179                   0.0%
     Carlo Gavazzi Holding AG                                                   221                   52,359                   0.0%
     Cham Paper Holding AG                                                        5                    1,252                   0.0%
*    Charles Voegele Holding AG                                              23,145                  352,626                   0.0%
     Chocoladefabriken Lindt & Sprungli AG                                       33                1,976,641                   0.0%
     Cie Financiere Richemont SA                                            218,629               18,433,438                   0.2%
     Cie Financiere Tradition SA                                              1,907                   85,556                   0.0%
     Clariant AG                                                            565,553                9,864,959                   0.1%
*    Coca-Cola HBC AG ADR                                                   143,627                3,119,866                   0.0%
     Coltene Holding AG                                                       8,254                  513,113                   0.0%
     Conzzeta AG                                                                195                  688,061                   0.0%
     Credit Suisse Group AG                                               1,122,531               29,908,488                   0.3%
#    Credit Suisse Group AG Sponsored ADR                                   422,643               11,259,210                   0.1%
     Daetwyler Holding AG                                                    11,185                1,418,075                   0.0%
#    DKSH Holding AG                                                         28,181                2,083,688                   0.0%
     Dottikon Es Holding AG                                                      89                   19,573                   0.0%
*    Dufry AG                                                                49,965                7,203,461                   0.1%
     Edmond de Rothschild Suisse SA                                              10                  159,046                   0.0%
     EFG International AG                                                   102,665                1,067,435                   0.0%
     Emmi AG                                                                  5,009                1,770,466                   0.0%
     EMS-Chemie Holding AG                                                    9,244                3,329,047                   0.0%
     Energiedienst Holding AG                                                 8,178                  267,806                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SWITZERLAND -- (Continued)
#*   Evolva Holding SA                                                       28,548     $             36,140                   0.0%
     Flughafen Zuerich AG                                                     9,813                6,253,017                   0.1%
     Forbo Holding AG                                                         2,817                2,926,089                   0.0%
#    Galenica AG                                                              7,080                6,058,569                   0.1%
     GAM Holding AG                                                         407,912                6,966,267                   0.1%
     Gategroup Holding AG                                                    62,165                1,400,790                   0.0%
     Geberit AG                                                              27,547                9,402,759                   0.1%
     Georg Fischer AG                                                        11,520                6,653,658                   0.1%
     Givaudan SA                                                              5,722                9,555,581                   0.1%
     Gurit Holding AG                                                         1,156                  484,166                   0.0%
     Helvetia Holding AG                                                     12,995                6,179,325                   0.1%
     Holcim, Ltd.                                                           183,839               13,047,885                   0.1%
     Huber & Suhner AG                                                       18,224                  898,960                   0.0%
     Implenia AG                                                             27,425                1,478,628                   0.0%
#    Inficon Holding AG                                                       2,935                  915,693                   0.0%
     Interroll Holding AG                                                       855                  486,160                   0.0%
     Intershop Holdings AG                                                    2,256                  832,609                   0.0%
     Julius Baer Group, Ltd.                                                363,551               15,937,249                   0.1%
     Kaba Holding AG Class B                                                  6,842                3,262,070                   0.0%
     Kardex AG                                                               16,264                  735,752                   0.0%
     Komax Holding AG                                                        10,429                1,536,674                   0.0%
     Kudelski SA                                                            122,532                1,562,735                   0.0%
     Kuehne + Nagel International AG                                         25,495                3,322,765                   0.0%
     Kuoni Reisen Holding AG                                                  8,238                2,245,859                   0.0%
#    LEM Holding SA                                                           2,623                1,968,423                   0.0%
     Liechtensteinische Landesbank AG                                         3,854                  154,675                   0.0%
*    LifeWatch AG                                                            16,366                  156,240                   0.0%
     Logitech International SA                                              204,562                2,896,141                   0.0%
     Lonza Group AG                                                          97,496               10,742,745                   0.1%
     Luzerner Kantonalbank AG                                                 5,097                1,843,591                   0.0%
     MCH Group AG                                                                56                    3,726                   0.0%
     Metall Zug AG                                                              220                  542,462                   0.0%
#*   Meyer Burger Technology AG                                             148,209                1,250,235                   0.0%
     Micronas Semiconductor Holding AG                                       77,206                  516,487                   0.0%
     Mikron Holding AG                                                       48,480                  328,621                   0.0%
*    Mobilezone Holding AG                                                   52,606                  560,151                   0.0%
     Mobimo Holding AG                                                       12,897                2,542,112                   0.0%
*    Myriad Group AG                                                         16,690                   74,614                   0.0%
     Nestle SA                                                            2,189,299              160,550,262                   1.3%
     Nobel Biocare Holding AG                                                93,363                1,653,548                   0.0%
     Novartis AG                                                            215,739               20,021,195                   0.2%
     Novartis AG ADR                                                        818,651               75,880,761                   0.6%
     OC Oerlikon Corp. AG                                                   432,810                5,476,360                   0.1%
*    Orascom Development Holding AG                                          12,310                  214,883                   0.0%
#*   Orell Fuessli Holding AG                                                   435                   42,089                   0.0%
     Orior AG                                                                 6,012                  325,040                   0.0%
     Panalpina Welttransport Holding AG                                      12,418                1,608,654                   0.0%
     Partners Group Holding AG                                               17,364                4,620,757                   0.1%
     Phoenix Mecano AG                                                        1,146                  518,025                   0.0%
     PSP Swiss Property AG                                                   24,449                2,098,376                   0.0%
     Rieter Holding AG                                                        9,381                1,732,407                   0.0%
     Roche Holding AG(7108918)                                                4,763                1,356,675                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SWITZERLAND -- (Continued)
     Roche Holding AG(7110388)                                              142,703     $         42,111,851                   0.4%
     Romande Energie Holding SA                                                 367                  407,794                   0.0%
     Schaffner Holding AG                                                       509                  147,340                   0.0%
     Schindler Holding AG                                                     7,719                1,045,020                   0.0%
*    Schmolz + Bickenbach AG                                              1,287,515                1,554,755                   0.0%
     Schweiter Technologies AG                                                1,912                1,378,096                   0.0%
     SGS SA                                                                   2,585                5,683,178                   0.1%
     Siegfried Holding AG                                                     9,946                1,528,755                   0.0%
     Sika AG                                                                  3,193               11,413,769                   0.1%
     Sonova Holding AG                                                       20,154                3,142,631                   0.0%
     St Galler Kantonalbank AG                                                4,490                1,623,933                   0.0%
     Straumann Holding AG                                                     6,393                1,573,989                   0.0%
     Sulzer AG                                                               37,714                4,298,603                   0.0%
     Swatch Group AG (The)(7184725)                                          22,619               10,729,592                   0.1%
     Swatch Group AG (The)(7184736)                                          34,403                2,910,584                   0.0%
     Swiss Life Holding AG                                                   52,955               12,150,033                   0.1%
     Swiss Re AG                                                            365,604               29,563,037                   0.3%
     Swisscom AG                                                             10,473                6,174,053                   0.1%
     Swisscom AG Sponsored ADR                                                5,100                  300,849                   0.0%
*    Swisslog Holding AG                                                    492,744                  686,937                   0.0%
     Swissquote Group Holding SA                                             21,296                  664,211                   0.0%
     Syngenta AG                                                             34,565               10,689,479                   0.1%
     Syngenta AG ADR                                                        158,244                9,811,128                   0.1%
     Tamedia AG                                                               2,226                  292,233                   0.0%
     Tecan Group AG                                                           8,905                  940,539                   0.0%
     Temenos Group AG                                                       111,317                3,886,452                   0.0%
#*   Tornos Holding AG                                                       12,446                   74,305                   0.0%
     U-Blox AG                                                               13,329                1,801,871                   0.0%
     UBS AG(B18YFJ4)                                                      1,186,463               20,630,377                   0.2%
     UBS AG(H89231338)                                                      285,193                4,956,654                   0.1%
*    Valartis Group AG                                                        9,003                  153,239                   0.0%
     Valiant Holding AG                                                      20,556                1,797,934                   0.0%
     Valora Holding AG                                                        6,811                1,410,755                   0.0%
     Vaudoise Assurances Holding SA Class B                                   1,429                  624,958                   0.0%
     Vetropack Holding AG                                                       374                  638,554                   0.0%
#*   Von Roll Holding AG                                                     80,625                  116,468                   0.0%
#    Vontobel Holding AG                                                     50,840                1,847,857                   0.0%
     VP Bank AG                                                               4,933                  409,068                   0.0%
     Walliser Kantonalbank                                                      173                  130,594                   0.0%
*    Walter Meier AG                                                          3,375                  135,132                   0.0%
     Ypsomed Holding AG                                                       3,145                  282,683                   0.0%
     Zehnder Group AG                                                        14,698                  577,846                   0.0%
*    Zueblin Immobilien Holding AG                                           38,248                   66,798                   0.0%
     Zug Estates Holding AG                                                     189                  229,124                   0.0%
     Zuger Kantonalbank AG                                                      134                  619,588                   0.0%
     Zurich Insurance Group AG                                              107,594               32,561,006                   0.3%
                                                                                        --------------------    ------------------
TOTAL SWITZERLAND                                                                                842,025,948                   6.9%
                                                                                        --------------------    ------------------
UNITED KINGDOM -- (17.1%)
     4imprint Group P.L.C.                                                    1,908                   23,985                   0.0%
     888 Holdings P.L.C.                                                    463,807                  950,823                   0.0%
     A.G. BARR P.L.C.                                                        90,278                  852,908                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
UNITED KINGDOM -- (Continued)
     Aberdeen Asset Management P.L.C.                                     1,431,894     $          9,958,278                   0.1%
     Acal P.L.C.                                                             26,297                   88,482                   0.0%
     Admiral Group P.L.C.                                                   222,765                4,766,537                   0.0%
*    Afren P.L.C.                                                         2,574,854                3,174,683                   0.0%
     African Barrick Gold P.L.C.                                            279,609                  921,131                   0.0%
*    Aga Rangemaster Group P.L.C.                                            77,421                  181,054                   0.0%
     Aggreko P.L.C.                                                         493,935               12,051,001                   0.1%
     Air Partner P.L.C.                                                       2,004                    8,377                   0.0%
     Alent P.L.C.                                                           542,949                2,915,259                   0.0%
*    Alizyme P.L.C.                                                          42,517                       --                   0.0%
     Alumasc Group                                                            8,807                   17,890                   0.0%
     AMEC P.L.C.                                                            573,864                9,568,686                   0.1%
     Amlin P.L.C.                                                         1,144,801                8,355,362                   0.1%
     Anglo American P.L.C.                                                1,402,287               29,607,257                   0.2%
     Anglo Pacific Group P.L.C.                                              64,571                  136,793                   0.0%
     Anglo-Eastern Plantations P.L.C.                                         8,036                   82,727                   0.0%
     Anite P.L.C.                                                           341,609                  477,320                   0.0%
     Antofagasta P.L.C.                                                     672,261                7,570,868                   0.1%
     ARM Holdings P.L.C.                                                     12,223                  173,046                   0.0%
     ARM Holdings P.L.C. Sponsored ADR                                      126,504                5,402,986                   0.1%
#    Ashmore Group P.L.C.                                                   592,560                3,025,852                   0.0%
     Ashtead Group P.L.C.                                                   744,286               12,469,940                   0.1%
     Associated British Foods P.L.C.                                        254,917               11,249,944                   0.1%
     AstraZeneca P.L.C.                                                       5,655                  413,088                   0.0%
     AstraZeneca P.L.C. Sponsored ADR                                       466,782               34,047,079                   0.3%
     Aveva Group P.L.C.                                                      31,541                  773,929                   0.0%
     Aviva P.L.C.                                                         3,728,348               31,184,842                   0.3%
     Aviva P.L.C. Sponsored ADR                                              26,306                  437,995                   0.0%
     Avon Rubber P.L.C.                                                      10,350                  110,989                   0.0%
     Babcock International Group P.L.C.                                     584,010               10,249,980                   0.1%
     BAE Systems P.L.C.                                                   2,352,806               17,326,667                   0.1%
     Balfour Beatty P.L.C.                                                1,315,953                3,251,141                   0.0%
     Bank of Georgia Holdings P.L.C.                                         39,541                1,621,680                   0.0%
     Barclays P.L.C.                                                        238,763                  918,263                   0.0%
#    Barclays P.L.C. Sponsored ADR                                        2,072,823               31,921,474                   0.3%
     Barratt Developments P.L.C.                                          2,148,063               14,440,089                   0.1%
     BBA Aviation P.L.C.                                                  1,004,132                5,684,156                   0.1%
     Beazley P.L.C.                                                       1,234,277                5,184,227                   0.1%
     Bellway P.L.C.                                                         274,989                7,713,748                   0.1%
     Berendsen P.L.C.                                                       531,703                8,609,904                   0.1%
     Berkeley Group Holdings P.L.C.                                         210,114                7,684,139                   0.1%
     Betfair Group P.L.C.                                                    36,348                  704,351                   0.0%
     BG Group P.L.C.                                                      2,660,297               44,336,595                   0.4%
     BG Group P.L.C. Sponsored ADR                                          136,000                2,288,880                   0.0%
     BHP Billiton P.L.C.                                                    399,930               10,332,832                   0.1%
#    BHP Billiton P.L.C. ADR                                                545,653               28,395,782                   0.2%
     Bloomsbury Publishing P.L.C.                                            58,768                  150,866                   0.0%
     Bodycote P.L.C.                                                        568,152                5,686,459                   0.1%
     Booker Group P.L.C.                                                  1,700,661                3,821,965                   0.0%
     Boot Henry P.L.C.                                                       54,535                  168,365                   0.0%
     Bovis Homes Group P.L.C.                                               252,111                3,404,826                   0.0%
     BP P.L.C.                                                               84,879                  610,696                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
UNITED KINGDOM -- (Continued)
     BP P.L.C. Sponsored ADR                                              2,024,872     $         88,000,934                   0.7%
     Braemar Shipping Services P.L.C.                                        13,650                  102,597                   0.0%
     Brammer P.L.C.                                                          43,837                  227,752                   0.0%
     Brewin Dolphin Holdings P.L.C.                                         507,289                2,310,244                   0.0%
     British American Tobacco P.L.C.                                        154,241                8,742,010                   0.1%
#    British American Tobacco P.L.C. Sponsored ADR                          113,830               12,926,535                   0.1%
     British Polythene Industries P.L.C.                                     30,441                  315,336                   0.0%
     British Sky Broadcasting Group P.L.C.                                  412,206                5,841,888                   0.1%
     British Sky Broadcasting Group P.L.C. Sponsored ADR                     24,700                1,404,689                   0.0%
     Britvic P.L.C.                                                         475,908                5,188,829                   0.1%
     BT Group P.L.C.                                                        468,605                2,762,581                   0.0%
     BT Group P.L.C. Sponsored ADR                                          140,608                8,295,872                   0.1%
*    BTG P.L.C.                                                             399,154                4,824,879                   0.0%
     Bunzl P.L.C.                                                           268,769                7,298,539                   0.1%
     Burberry Group P.L.C.                                                  337,426                8,291,757                   0.1%
#    Bwin.Party Digital Entertainment P.L.C.                              1,169,565                1,681,263                   0.0%
     Cable & Wireless Communications P.L.C.                               5,010,733                3,872,147                   0.0%
*    Cairn Energy P.L.C.                                                    148,111                  346,372                   0.0%
     Cape P.L.C.                                                            253,462                1,096,481                   0.0%
     Capita P.L.C.                                                          318,862                5,606,205                   0.1%
     Capital & Counties Properties P.L.C.                                   218,370                1,194,610                   0.0%
     Capital & Regional P.L.C.                                              398,343                  306,958                   0.0%
     Carclo P.L.C.                                                           21,100                   29,977                   0.0%
     Carillion P.L.C.                                                       978,458                5,212,853                   0.1%
     Carnival P.L.C.                                                         44,660                1,780,859                   0.0%
     Carnival P.L.C. ADR                                                    141,843                5,651,025                   0.1%
     Carr's Milling Industries P.L.C.                                         2,672                   69,270                   0.0%
     Castings P.L.C.                                                         59,187                  415,642                   0.0%
     Catlin Group, Ltd.                                                     789,102                6,779,006                   0.1%
     Centamin P.L.C.                                                      2,317,107                1,897,389                   0.0%
#    Centaur Media P.L.C.                                                    79,311                   73,553                   0.0%
     Centrica P.L.C.                                                      4,166,559               20,207,695                   0.2%
     Charles Stanley Group P.L.C.                                             6,583                   32,604                   0.0%
     Charles Taylor P.L.C.                                                   11,746                   46,292                   0.0%
     Chemring Group P.L.C.                                                  423,257                1,651,880                   0.0%
     Chesnara P.L.C.                                                        199,272                1,097,590                   0.0%
     Chime Communications P.L.C.                                             37,972                  168,511                   0.0%
     Cineworld Group P.L.C.                                                 352,612                1,890,285                   0.0%
     Clarkson P.L.C.                                                          3,333                  119,934                   0.0%
     Close Brothers Group P.L.C.                                            310,419                7,284,630                   0.1%
     Cobham P.L.C.                                                        2,021,053                9,427,569                   0.1%
     Coca-Cola HBC AG                                                        59,035                1,287,819                   0.0%
*    Colt Group SA                                                          753,216                1,659,510                   0.0%
     Communisis P.L.C.                                                      169,076                  149,117                   0.0%
     Compass Group P.L.C.                                                   805,628               13,003,574                   0.1%
     Computacenter P.L.C.                                                   185,991                1,839,407                   0.0%
     Connect Group P.L.C.                                                   235,609                  664,211                   0.0%
     Consort Medical P.L.C.                                                  45,895                  527,691                   0.0%
     Costain Group P.L.C.                                                    32,740                  152,674                   0.0%
     Cranswick P.L.C.                                                        95,667                2,172,066                   0.0%
     Creston P.L.C.                                                          18,283                   33,798                   0.0%
     Croda International P.L.C.                                             248,899                9,151,101                   0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
UNITED KINGDOM -- (Continued)
     CSR P.L.C.                                                             304,746     $          4,095,552                   0.0%
     Daily Mail & General Trust P.L.C.                                      400,794                5,071,439                   0.0%
     Dairy Crest Group P.L.C.                                               336,095                2,245,142                   0.0%
     Darty P.L.C.                                                           303,760                  369,206                   0.0%
     DCC P.L.C.                                                             165,106                9,252,666                   0.1%
     De La Rue P.L.C.                                                        93,623                  783,969                   0.0%
     Debenhams P.L.C.                                                     2,516,517                2,612,799                   0.0%
     Dechra Pharmaceuticals P.L.C.                                          162,666                1,978,002                   0.0%
     Development Securities P.L.C.                                          224,418                  760,247                   0.0%
     Devro P.L.C.                                                           401,086                1,748,793                   0.0%
     Diageo P.L.C.                                                           42,081                1,241,069                   0.0%
     Diageo P.L.C. Sponsored ADR                                            106,229               12,531,835                   0.1%
     Dialight P.L.C.                                                          6,014                   82,605                   0.0%
     Dignity P.L.C.                                                          72,792                1,829,993                   0.0%
     Diploma P.L.C.                                                         257,829                2,869,229                   0.0%
     Direct Line Insurance Group P.L.C.                                   1,240,517                5,487,623                   0.1%
     Dixons Carphone P.L.C.                                               1,272,947                8,082,928                   0.1%
     Domino Printing Sciences P.L.C.                                        197,785                1,912,904                   0.0%
     Domino's Pizza Group P.L.C.                                            100,306                1,021,782                   0.0%
     Drax Group P.L.C.                                                      806,170                7,670,702                   0.1%
     DS Smith P.L.C.                                                      2,690,462               11,427,073                   0.1%
     Dunelm Group P.L.C.                                                     43,837                  591,294                   0.0%
     Dyson Group P.L.C                                                        3,999                      168                   0.0%
     E2V Technologies P.L.C.                                                 78,426                  201,200                   0.0%
     easyJet P.L.C.                                                         256,886                6,172,711                   0.1%
     Electrocomponents P.L.C.                                             1,395,936                5,133,095                   0.1%
     Elementis P.L.C.                                                     1,466,422                6,210,514                   0.1%
*    EnQuest P.L.C.                                                       1,601,147                1,780,698                   0.0%
*    Enterprise Inns P.L.C.                                               1,140,222                2,336,005                   0.0%
     Essentra P.L.C.                                                        488,207                5,375,246                   0.1%
     Euromoney Institutional Investor P.L.C.                                 44,534                  750,269                   0.0%
     Evraz P.L.C.                                                           653,902                1,355,537                   0.0%
     Experian P.L.C.                                                        666,936               10,028,145                   0.1%
     Fenner P.L.C.                                                          430,455                2,130,426                   0.0%
     Ferrexpo P.L.C.                                                        424,323                  573,011                   0.0%
     Fidessa Group P.L.C.                                                    44,765                1,676,857                   0.0%
*    Findel P.L.C.                                                           63,044                  266,289                   0.0%
*    Firstgroup P.L.C.                                                    2,498,265                4,502,166                   0.0%
*    Fortune Oil P.L.C.                                                     691,662                   88,298                   0.0%
#    Fresnillo P.L.C.                                                       209,943                2,346,175                   0.0%
     Friends Life Group, Ltd.                                             2,756,911               14,297,403                   0.1%
     Fuller Smith & Turner                                                   42,043                  629,598                   0.0%
     Future P.L.C.                                                          361,156                   45,785                   0.0%
     G4S P.L.C.                                                           2,988,060               12,230,866                   0.1%
     Galliford Try P.L.C.                                                   175,625                3,437,249                   0.0%
     Games Workshop Group P.L.C.                                              7,668                   67,291                   0.0%
*    Gem Diamonds, Ltd.                                                     259,606                  645,910                   0.0%
     Genus P.L.C.                                                            96,322                1,897,490                   0.0%
     GKN P.L.C.                                                           2,968,039               15,166,466                   0.1%
     GlaxoSmithKline P.L.C.                                                 107,443                2,429,712                   0.0%
#    GlaxoSmithKline P.L.C. Sponsored ADR                                   498,072               22,657,295                   0.2%
     Glencore P.L.C.                                                      4,179,068               21,441,274                   0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
UNITED KINGDOM -- (Continued)
     Go-Ahead Group P.L.C.                                                   74,856     $          2,947,286                   0.0%
     Goodwin P.L.C.                                                              40                    2,142                   0.0%
     Grafton Group P.L.C.                                                   385,217                3,910,475                   0.0%
     Greencore Group P.L.C.                                               1,388,597                5,826,562                   0.1%
     Greene King P.L.C.                                                     536,414                6,896,379                   0.1%
     Greggs P.L.C.                                                          316,310                3,068,140                   0.0%
*    Guinness Peat Group P.L.C.                                              52,296                   21,244                   0.0%
     Halfords Group P.L.C.                                                  676,067                5,366,803                   0.1%
     Halma P.L.C.                                                           835,298                8,334,540                   0.1%
     Hargreaves Lansdown P.L.C.                                             223,485                3,561,066                   0.0%
     Harvey Nash Group P.L.C.                                                28,747                   40,524                   0.0%
     Hays P.L.C.                                                          2,555,915                5,047,936                   0.0%
     Headlam Group P.L.C.                                                   103,583                  648,165                   0.0%
     Helical Bar P.L.C.                                                     209,961                1,177,048                   0.0%
     Henderson Group P.L.C.                                               2,319,519                7,811,405                   0.1%
     Hikma Pharmaceuticals P.L.C.                                           295,143                8,951,829                   0.1%
     Hill & Smith Holdings P.L.C.                                           164,961                1,498,769                   0.0%
     Hilton Food Group P.L.C.                                                 1,517                    9,094                   0.0%
     Hiscox, Ltd.                                                           581,634                6,343,742                   0.1%
#*   Hochschild Mining P.L.C.                                               269,606                  426,267                   0.0%
     Hogg Robinson Group P.L.C.                                             124,869                   85,586                   0.0%
     Home Retail Group P.L.C.                                             1,850,889                5,431,508                   0.1%
     Homeserve P.L.C.                                                       604,732                3,341,250                   0.0%
*    Hornby P.L.C.                                                           20,303                   24,619                   0.0%
     Howden Joinery Group P.L.C.                                          1,323,924                7,263,884                   0.1%
     HSBC Holdings P.L.C. Sponsored ADR                                   1,620,604               82,683,216                   0.7%
     Hunting P.L.C.                                                         262,510                3,092,123                   0.0%
     Huntsworth P.L.C.                                                      265,818                  189,056                   0.0%
     ICAP P.L.C.                                                          1,321,214                8,870,247                   0.1%
     IG Group Holdings P.L.C.                                               987,679                9,518,714                   0.1%
#*   Imagination Technologies Group P.L.C.                                  369,071                1,128,935                   0.0%
     IMI P.L.C.                                                             261,862                5,127,956                   0.1%
     Imperial Tobacco Group P.L.C.                                          342,695               14,887,296                   0.1%
     Imperial Tobacco Group P.L.C. ADR                                       12,922                1,125,765                   0.0%
     Inchcape P.L.C.                                                        882,195                9,827,925                   0.1%
     Informa P.L.C.                                                       1,649,913               12,719,765                   0.1%
     Inmarsat P.L.C.                                                      1,024,216               11,245,774                   0.1%
     Innovation Group P.L.C.                                              1,526,823                  660,805                   0.0%
     InterContinental Hotels Group P.L.C.                                   149,262                5,669,731                   0.1%
#    InterContinental Hotels Group P.L.C. ADR                                84,800                3,223,248                   0.0%
*    International Consolidated Airlines Group SA(B5282K0)                  282,178                1,845,553                   0.0%
*    International Consolidated Airlines Group SA(B5M6XQ7)                1,489,683                9,772,293                   0.1%
*    International Consolidated Airlines Group SA
     Sponsored ADR                                                           12,200                  398,696                   0.0%
*    International Ferro Metals, Ltd.                                        20,587                    1,895                   0.0%
     Interserve P.L.C.                                                      341,307                3,465,194                   0.0%
     Intertek Group P.L.C.                                                  155,671                6,785,103                   0.1%
     Investec P.L.C.                                                        986,296                9,043,812                   0.1%
*    IP Group P.L.C.                                                        161,888                  538,153                   0.0%
     ITE Group P.L.C.                                                       320,652                  874,891                   0.0%
     ITV P.L.C.                                                           3,035,252                9,860,572                   0.1%
     J D Wetherspoon P.L.C.                                                 233,671                3,159,241                   0.0%
#    J Sainsbury P.L.C.                                                   2,654,554               10,457,775                   0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
UNITED KINGDOM -- (Continued)
     James Fisher & Sons P.L.C.                                              79,341     $          1,654,128                   0.0%
     Jardine Lloyd Thompson Group P.L.C.                                    137,710                2,099,688                   0.0%
     JD Sports Fashion P.L.C.                                                78,220                  578,465                   0.0%
#*   JKX Oil & Gas P.L.C.                                                   132,334                   80,661                   0.0%
     John Menzies P.L.C.                                                     54,405                  431,607                   0.0%
     John Wood Group P.L.C.                                                 686,686                7,285,812                   0.1%
     Johnson Matthey P.L.C.                                                 277,736               13,259,571                   0.1%
#*   Johnston Press P.L.C.                                                1,456,828                   80,607                   0.0%
     Jupiter Fund Management P.L.C.                                         878,397                5,037,411                   0.0%
*    Kazakhmys P.L.C.                                                       531,854                1,962,175                   0.0%
     Kcom Group P.L.C.                                                    1,007,379                1,499,881                   0.0%
     Keller Group P.L.C.                                                    155,840                2,082,277                   0.0%
     Kier Group P.L.C.                                                       76,300                1,819,644                   0.0%
     Kingfisher P.L.C.                                                    1,870,813                9,063,087                   0.1%
     Ladbrokes P.L.C.                                                     1,637,466                3,101,461                   0.0%
     Laird P.L.C.                                                           594,911                3,002,811                   0.0%
*    Lamprell P.L.C.                                                        650,125                1,525,542                   0.0%
     Lancashire Holdings, Ltd.                                              384,921                4,125,894                   0.0%
     Latchways P.L.C.                                                         2,464                   29,033                   0.0%
     Laura Ashley Holdings P.L.C.                                           224,765                   99,585                   0.0%
     Lavendon Group P.L.C.                                                  175,622                  515,441                   0.0%
     Legal & General Group P.L.C.                                         4,993,978               18,509,116                   0.2%
*    Lloyds Banking Group P.L.C.                                         48,291,922               59,635,155                   0.5%
#*   Lloyds Banking Group P.L.C. ADR                                      1,284,577                6,320,119                   0.1%
     London Stock Exchange Group P.L.C.                                     387,284               12,506,731                   0.1%
#*   Lonmin P.L.C.                                                        1,034,088                2,898,635                   0.0%
     Lookers P.L.C.                                                         384,834                  855,888                   0.0%
     Low & Bonar P.L.C.                                                     135,064                  119,826                   0.0%
     LSL Property Services P.L.C.                                            14,831                   74,291                   0.0%
     Man Group P.L.C.                                                     3,518,996                6,977,370                   0.1%
     Management Consulting Group P.L.C.                                     265,588                   74,818                   0.0%
     Marks & Spencer Group P.L.C.                                         1,181,027                7,690,633                   0.1%
     Marshalls P.L.C.                                                       111,901                  357,097                   0.0%
     Marston's P.L.C.                                                     1,196,287                2,889,279                   0.0%
     McBride P.L.C.                                                         279,529                  355,523                   0.0%
     Mears Group P.L.C.                                                     103,883                  733,966                   0.0%
#*   Mecom Group P.L.C.                                                     191,097                  397,301                   0.0%
     Meggitt P.L.C.                                                       1,785,045               12,894,105                   0.1%
     Melrose Industries P.L.C.                                            1,700,677                6,989,922                   0.1%
     Michael Page International P.L.C.                                      461,886                2,879,892                   0.0%
     Micro Focus International P.L.C.                                       186,233                2,966,928                   0.0%
     Millennium & Copthorne Hotels P.L.C.                                   363,557                3,316,515                   0.0%
*    Mitchells & Butlers P.L.C.                                             476,077                2,897,774                   0.0%
     Mitie Group P.L.C.                                                   1,430,942                6,903,935                   0.1%
     MJ Gleeson Group P.L.C.                                                 19,478                  109,131                   0.0%
     Mondi P.L.C.                                                           607,884               10,273,524                   0.1%
     Moneysupermarket.com Group P.L.C.                                      528,609                1,698,143                   0.0%
     Morgan Advanced Materials P.L.C.                                       772,031                3,490,353                   0.0%
     Morgan Sindall Group P.L.C.                                             55,579                  611,778                   0.0%
#*   Mothercare P.L.C.                                                      256,910                  719,213                   0.0%
     N Brown Group P.L.C.                                                   277,163                1,491,985                   0.0%
     National Express Group P.L.C.                                        1,045,922                4,176,063                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
UNITED KINGDOM -- (Continued)
     National Grid P.L.C.                                                    14,459     $            214,571                   0.0%
#    National Grid P.L.C. Sponsored ADR                                     167,138               12,433,394                   0.1%
     NCC Group P.L.C.                                                        67,835                  214,033                   0.0%
#*   New World Resources P.L.C. Class A                                      46,188                      983                   0.0%
     Next P.L.C.                                                             74,350                7,675,648                   0.1%
     Northgate P.L.C.                                                       322,012                2,526,030                   0.0%
     Novae Group P.L.C.                                                      81,704                  724,370                   0.0%
*    Ocado Group P.L.C.                                                       9,687                   38,587                   0.0%
     Old Mutual P.L.C.                                                    4,701,167               14,599,828                   0.1%
*    Optos P.L.C.                                                             8,716                   32,766                   0.0%
*    Oxford Biomedica P.L.C.                                                164,084                   10,551                   0.0%
     Oxford Instruments P.L.C.                                               42,256                  732,198                   0.0%
     Pace P.L.C.                                                          1,054,795                5,864,064                   0.1%
     PayPoint P.L.C.                                                         31,305                  432,142                   0.0%
     Pearson P.L.C.                                                          31,918                  598,288                   0.0%
#    Pearson P.L.C. Sponsored ADR                                           591,029               11,081,794                   0.1%
     Pendragon P.L.C.                                                       525,892                  265,809                   0.0%
     Pennon Group P.L.C.                                                    648,008                8,647,224                   0.1%
     Persimmon P.L.C.                                                       552,590               12,977,675                   0.1%
*    Petra Diamonds, Ltd.                                                   358,194                  950,294                   0.0%
     Petrofac, Ltd.                                                         397,950                6,742,611                   0.1%
#*   Petropavlovsk P.L.C.                                                   304,494                  105,198                   0.0%
     Phoenix Group Holdings                                                 250,573                3,025,516                   0.0%
     Phoenix IT Group P.L.C.                                                 33,310                   63,855                   0.0%
     Photo-Me International P.L.C.                                          817,692                1,726,811                   0.0%
     Playtech P.L.C.                                                        131,557                1,490,081                   0.0%
     Premier Farnell P.L.C.                                                 549,580                1,669,187                   0.0%
*    Premier Foods P.L.C.                                                 1,363,466                  719,706                   0.0%
     Premier Oil P.L.C.                                                   1,095,763                4,524,719                   0.0%
#    Prudential P.L.C. ADR                                                  599,353               27,768,024                   0.2%
*    Puma Brandenburg, Ltd.                                                   9,000                       --                   0.0%
*    Puma Brandenburg, Ltd. A Shares                                          9,000                       --                   0.0%
*    Punch Taverns P.L.C.                                                    44,189                  106,644                   0.0%
     PV Crystalox Solar P.L.C.                                               60,126                   14,788                   0.0%
#    PZ Cussons P.L.C.                                                      353,475                2,096,566                   0.0%
     QinetiQ Group P.L.C.                                                 1,867,938                6,054,172                   0.1%
*    Quintain Estates & Development P.L.C.                                1,148,575                1,509,079                   0.0%
     Randgold Resources, Ltd.                                                57,123                3,343,314                   0.0%
     Rank Group P.L.C.                                                       20,290                   53,624                   0.0%
*    Raven Russia, Ltd.                                                     105,831                  104,854                   0.0%
     REA Holdings P.L.C.                                                     11,361                   72,803                   0.0%
     Reckitt Benckiser Group P.L.C.                                         123,862               10,432,087                   0.1%
     Redrow P.L.C.                                                          551,498                2,553,176                   0.0%
     Reed Elsevier P.L.C.                                                   353,780                5,822,245                   0.1%
     Reed Elsevier P.L.C. Sponsored ADR                                      45,139                2,967,437                   0.0%
#    Regus P.L.C.                                                         1,700,637                5,387,687                   0.1%
     Renishaw P.L.C.                                                         51,437                1,463,258                   0.0%
     Rentokil Initial P.L.C.                                              2,242,376                4,422,264                   0.0%
     Restaurant Group P.L.C. (The)                                          338,469                3,667,133                   0.0%
     Rexam P.L.C.                                                         1,619,250               12,341,715                   0.1%
     Ricardo P.L.C.                                                          46,071                  486,691                   0.0%
     Rightmove P.L.C.                                                       127,496                4,312,368                   0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
UNITED KINGDOM -- (Continued)
     Rio Tinto P.L.C.                                                       113,242     $          5,388,218                   0.1%
#    Rio Tinto P.L.C. Sponsored ADR                                         874,782               41,963,293                   0.3%
     RM P.L.C.                                                               27,965                   64,908                   0.0%
     Robert Walters P.L.C.                                                   96,470                  446,541                   0.0%
     Rolls-Royce Holdings P.L.C.                                            938,225               12,707,764                   0.1%
     Rotork P.L.C.                                                          125,825                5,157,744                   0.1%
#*   Royal Bank of Scotland Group P.L.C. Sponsored ADR                      526,538                6,544,867                   0.1%
#    Royal Dutch Shell P.L.C. ADR(780259206)                                437,648               31,418,750                   0.3%
#    Royal Dutch Shell P.L.C. ADR(780259107)                              1,398,074              104,394,186                   0.9%
     Royal Dutch Shell P.L.C. Class A                                        12,273                  438,413                   0.0%
     Royal Dutch Shell P.L.C. Class B                                        64,523                2,383,830                   0.0%
     RPC Group P.L.C.                                                       440,152                3,844,379                   0.0%
     RPS Group P.L.C.                                                       384,849                1,444,922                   0.0%
*    RSA Insurance Group P.L.C.                                           1,689,452               13,072,392                   0.1%
     S&U P.L.C.                                                               2,442                   75,687                   0.0%
     SABMiller P.L.C.                                                       162,496                9,191,254                   0.1%
     Sage Group P.L.C. (The)                                              1,478,332                8,951,969                   0.1%
*    Salamander Energy P.L.C.                                               370,000                  627,948                   0.0%
     Savills P.L.C.                                                         261,170                2,689,241                   0.0%
     Schroders P.L.C.(0239581)                                               55,850                1,722,813                   0.0%
     Schroders P.L.C.(0240549)                                              105,086                4,063,933                   0.0%
*    SDL P.L.C.                                                             141,074                  888,981                   0.0%
     Senior P.L.C.                                                        1,063,211                4,564,036                   0.0%
     Sepura P.L.C.                                                           12,081                   26,465                   0.0%
     Serco Group P.L.C.                                                     349,101                1,665,908                   0.0%
*    Severfield P.L.C.                                                      407,213                  391,971                   0.0%
     Severn Trent P.L.C.                                                    263,677                8,428,044                   0.1%
     Shanks Group P.L.C.                                                  1,260,911                1,963,924                   0.0%
     Shire P.L.C.                                                           147,265                9,881,029                   0.1%
     Shire P.L.C. ADR                                                        28,741                5,742,452                   0.1%
     SIG P.L.C.                                                           1,523,802                3,572,647                   0.0%
*    Skyepharma P.L.C.                                                        5,556                   31,327                   0.0%
*    Skyepharma P.L.C. Sponsored ADR                                             80                      449                   0.0%
     Smith & Nephew P.L.C.                                                  234,264                3,976,706                   0.0%
     Smith & Nephew P.L.C. Sponsored ADR                                    114,828                3,909,876                   0.0%
     Smiths Group P.L.C.                                                    744,881               13,911,926                   0.1%
     Soco International P.L.C.                                              530,240                2,792,611                   0.0%
     Spectris P.L.C.                                                        356,397               10,294,118                   0.1%
     Speedy Hire P.L.C.                                                     833,007                  829,394                   0.0%
     Spirax-Sarco Engineering P.L.C.                                        128,445                5,869,112                   0.1%
     Spirent Communications P.L.C.                                        1,958,383                2,341,847                   0.0%
     Spirent Communications P.L.C. ADR                                       25,100                  122,990                   0.0%
     Spirit Pub Co. P.L.C.                                                1,395,484                2,381,083                   0.0%
*    Sportech P.L.C.                                                         87,812                   82,125                   0.0%
*    Sports Direct International P.L.C.                                     191,339                1,976,234                   0.0%
     SSE P.L.C.                                                             477,058               12,227,465                   0.1%
     St Ives P.L.C.                                                          71,194                  219,581                   0.0%
     St James's Place P.L.C.                                                946,364               11,315,957                   0.1%
     ST Modwen Properties P.L.C.                                            401,744                2,328,641                   0.0%
     Stagecoach Group P.L.C.                                                821,224                5,090,264                   0.0%
     Standard Chartered P.L.C.                                            1,020,615               15,362,966                   0.1%
     Standard Life P.L.C.                                                 1,997,988               12,616,451                   0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
UNITED KINGDOM -- (Continued)
     Sthree P.L.C.                                                           82,072     $            406,692                   0.0%
     Stobart Group, Ltd.                                                     97,983                  155,638                   0.0%
     STV Group P.L.C.                                                        56,141                  331,697                   0.0%
*    SuperGroup P.L.C.                                                       52,452                  697,542                   0.0%
     Synergy Health P.L.C.                                                  132,043                3,949,554                   0.0%
     Synthomer P.L.C.                                                       483,319                1,571,627                   0.0%
     T Clarke P.L.C.                                                         26,802                   18,058                   0.0%
     TalkTalk Telecom Group P.L.C.                                        1,045,141                5,030,228                   0.0%
     Tarsus Group P.L.C.                                                      4,986                   16,289                   0.0%
     Tate & Lyle P.L.C.                                                     814,472                7,882,535                   0.1%
     Taylor Wimpey P.L.C.                                                 5,745,876               10,914,643                   0.1%
     Ted Baker P.L.C.                                                        24,853                  776,050                   0.0%
#    Telecity Group P.L.C.                                                  338,799                4,183,800                   0.0%
     Telecom Plus P.L.C.                                                     38,726                  875,174                   0.0%
     Tesco P.L.C.                                                         5,068,750               14,070,787                   0.1%
*    Thomas Cook Group P.L.C.                                             4,064,041                8,097,065                   0.1%
#*   Thorntons P.L.C.                                                        61,885                  108,418                   0.0%
     Topps Tiles P.L.C.                                                      96,161                  156,287                   0.0%
     Travis Perkins P.L.C.                                                  471,340               12,488,748                   0.1%
     Tribal Group P.L.C.                                                     44,362                  111,592                   0.0%
     Trifast P.L.C.                                                          41,949                   66,534                   0.0%
*    Trinity Mirror P.L.C.                                                  636,017                1,668,860                   0.0%
     TT electronics P.L.C.                                                  388,213                1,040,928                   0.0%
     TUI Travel P.L.C.                                                      805,388                5,146,526                   0.1%
     Tullett Prebon P.L.C.                                                  452,808                2,059,261                   0.0%
     Tullow Oil P.L.C.                                                      584,052                4,557,932                   0.0%
     UBM P.L.C.                                                             419,276                3,821,839                   0.0%
     UDG Healthcare P.L.C.                                                  402,109                2,117,200                   0.0%
     UK Mail Group P.L.C.                                                    12,676                   80,805                   0.0%
     Ultra Electronics Holdings P.L.C.                                      152,419                4,262,443                   0.0%
     Unilever P.L.C.                                                         64,971                2,613,490                   0.0%
     Unilever P.L.C. Sponsored ADR                                          211,405                8,504,823                   0.1%
     Unite Group P.L.C. (The)                                               267,834                1,831,261                   0.0%
     United Utilities Group P.L.C.                                          596,813                8,181,268                   0.1%
     United Utilities Group P.L.C. ADR                                       10,818                  296,521                   0.0%
     UTV Media P.L.C.                                                       124,840                  414,684                   0.0%
*    Vectura Group P.L.C.                                                   515,308                  975,116                   0.0%
     Vedanta Resources P.L.C.                                               287,082                3,788,378                   0.0%
     Vesuvius P.L.C.                                                        596,184                4,070,387                   0.0%
     Victrex P.L.C.                                                         139,122                3,779,090                   0.0%
     Vitec Group P.L.C. (The)                                                22,541                  219,373                   0.0%
     Vodafone Group P.L.C.                                                  339,571                1,129,226                   0.0%
     Vodafone Group P.L.C. Sponsored ADR                                  1,234,928               41,024,299                   0.3%
#    Volex P.L.C.                                                            24,880                   30,191                   0.0%
     Vp P.L.C.                                                               13,881                  130,925                   0.0%
     Weir Group P.L.C. (The)                                                342,178               12,506,211                   0.1%
     WH Smith P.L.C.                                                        241,646                4,362,865                   0.0%
     Whitbread P.L.C.                                                       188,208               13,155,924                   0.1%
     William Hill P.L.C.                                                  2,002,421               11,563,864                   0.1%
     Wilmington Group P.L.C.                                                141,363                  494,139                   0.0%
*    Wincanton P.L.C.                                                        58,198                  138,024                   0.0%
     WM Morrison Supermarkets P.L.C.                                      3,818,313                9,480,453                   0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
UNITED KINGDOM -- (Continued)
     Wolseley P.L.C.                                                        258,786     $         13,762,233                   0.1%
#    Wolseley P.L.C. ADR                                                     53,693                  288,871                   0.0%
     WPP P.L.C.                                                             443,647                8,665,603                   0.1%
     WPP P.L.C. Sponsored ADR                                               134,635               13,139,030                   0.1%
     WS Atkins P.L.C.                                                       179,636                3,905,477                   0.0%
     Xaar P.L.C.                                                             66,022                  294,362                   0.0%
     Xchanging P.L.C.                                                       465,281                1,410,743                   0.0%
#    XP Power, Ltd.                                                           4,208                   95,460                   0.0%
                                                                                        --------------------    ------------------
TOTAL UNITED KINGDOM                                                                           2,318,906,531                  18.9%
                                                                                        --------------------    ------------------
UNITED STATES -- (0.0%)
*    Endo International P.L.C.                                               19,488                1,302,197                   0.0%
*    Kofax, Ltd.                                                              4,911                   30,666                   0.0%
*    McEwen Mining - Minera Andes Acquisition Corp.                          75,925                   94,986                   0.0%
                                                                                        --------------------    ------------------
TOTAL UNITED STATES                                                                                1,427,849                   0.0%
                                                                                        --------------------    ------------------
TOTAL COMMON STOCKS                                                                           12,225,384,176                  99.4%
                                                                                        --------------------    ------------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
     Porsche Automobil Holding SE                                            55,763                4,578,826                   0.1%
                                                                                        --------------------    ------------------
UNITED KINGDOM -- (0.0%)
     Rolls-Royce Holdings P.L.C.                                         84,440,250                  135,079                   0.0%
                                                                                        --------------------    ------------------
TOTAL PREFERRED STOCKS                                                                             4,713,905                   0.1%
                                                                                        --------------------    ------------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*    Centrebet International, Ltd. Litigation Rights                         22,005                       --                   0.0%
#*   Ramelius Resources, Ltd. Warrants 08/01/15                              50,110                      331                   0.0%
                                                                                        --------------------    ------------------
TOTAL AUSTRALIA                                                                                          331                   0.0%
                                                                                        --------------------    ------------------
AUSTRIA -- (0.0%)
#*   Intercell AG Rights                                                     29,444                       --                   0.0%
                                                                                        --------------------    ------------------
FRANCE -- (0.0%)
*    Bigben Interactive Rights 01/31/2016                                     9,396                      318                   0.0%
*    Groupe Fnac Rights 05/16/15                                                  4                       19                   0.0%
*    Peugeot SA Warrants 04/29/17                                           213,192                  323,266                   0.0%
                                                                                        --------------------    ------------------
TOTAL FRANCE                                                                                         323,603                   0.0%
                                                                                        --------------------    ------------------
GERMANY -- (0.0%)
#*   Rhoen Klinikum AG Rights 11/14/14                                      181,202                  152,593                   0.0%
                                                                                        --------------------    ------------------
HONG KONG -- (0.0%)
*    Cheuk Nang Holdings, Ltd. Warrants 11/10/15                              1,945                      512                   0.0%
*    Enviro Energy International Holdings Rights 11/07/14                   204,000                    2,762                   0.0%
                                                                                        --------------------    ------------------
TOTAL HONG KONG                                                                                        3,274                   0.0%
                                                                                        --------------------    ------------------
ITALY -- (0.0%)
#*   Trevi Finanziaria Industriale SpA Rights 11/06/14                      113,172                  126,221                   0.0%
                                                                                        --------------------    ------------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    ------------------
PORTUGAL -- (0.0%)
*    Mota-Engil SGPS SA Rights 12/31/49                                     149,762     $                 --                   0.0%
                                                                                        --------------------    ------------------
SINGAPORE -- (0.0%)
*    Global Yellow Pages, Ltd. Warrants 06/25/19                             43,500                      203                   0.0%
                                                                                        --------------------    ------------------
SPAIN -- (0.0%)
*    Banco Santander SA Rights 11/03/14                                   4,404,666                  838,996                   0.0%
#*   Vidrala SA Rights 11/13/14                                              24,069                   46,992                   0.0%
                                                                                        --------------------    ------------------
TOTAL SPAIN                                                                                          885,988                   0.0%
                                                                                        --------------------    ------------------
UNITED KINGDOM -- (0.0%)
*    Consort Medical P.L.C. Rights                                           26,871                  312,720                   0.0%
*    McBride P.L.C. Rights                                                9,224,457                   14,756                   0.0%
                                                                                        --------------------    ------------------
TOTAL UNITED KINGDOM                                                                                 327,476                   0.0%
                                                                                        --------------------    ------------------
TOTAL RIGHTS/WARRANTS                                                                              1,819,689                   0.0%
                                                                                        --------------------    ------------------

                                                                                               VALUE+
                                                                                        --------------------
SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@ DFA Short Term Investment Fund                                     113,487,730            1,313,053,034                  10.7%
                                                                                        --------------------    ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $12,383,347,936)                                    $     13,544,970,804                 110.2%
                                                                                        ====================    ==================

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------------------------------------------------
                                                LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                                         --------------------  --------------------    ---------------------    --------------------
Common Stocks
     Australia                           $         51,305,653  $        774,387,681                       --    $       825,693,334
     Austria                                           63,420            54,026,588                       --             54,090,008
     Belgium                                       17,745,914           161,025,553                       --            178,771,467
     Canada                                     1,140,163,277                18,516                       --          1,140,181,793
     China                                                 --               423,278                       --                423,278
     Denmark                                        8,989,736           176,883,229                       --            185,872,965
     Finland                                        2,879,754           185,828,547                       --            188,708,301
     France                                        87,511,112           834,289,753                       --            921,800,865
     Germany                                       74,885,190           706,381,231                       --            781,266,421
     Greece                                                --                    --                       --                     --
     Hong Kong                                      1,178,781           360,144,798                       --            361,323,579
     Ireland                                       11,115,124            40,050,940                       --             51,166,064
     Israel                                        35,879,323            51,445,102                       --             87,324,425
     Italy                                         15,954,887           284,635,666                       --            300,590,553
     Japan                                        119,241,147         2,468,450,146                       --          2,587,691,293
     Netherlands                                   50,645,185           254,997,260                       --            305,642,445
     New Zealand                                      103,194            38,572,430                       --             38,675,624
     Norway                                        19,664,949           102,520,681                       --            122,185,630
     Portugal                                         309,758            36,926,949                       --             37,236,707
     Russia                                                --               106,452                       --                106,452
     Singapore                                         14,607           171,309,213                       --            171,323,820
     Spain                                         40,201,547           301,300,497                       --            341,502,044
     Sweden                                         7,291,377           374,155,403                       --            381,446,780
     Switzerland                                  115,089,398           726,936,550                       --            842,025,948
     United Kingdom                               660,083,143         1,658,823,388                       --          2,318,906,531
     United States                                  1,397,183                30,666                       --              1,427,849
Preferred Stocks
     Germany                                               --             4,578,826                       --              4,578,826
     United Kingdom                                        --               135,079                       --                135,079
Rights/Warrants
     Australia                                             --                   331                       --                    331
     Austria                                               --                    --                       --                     --
     France                                                --               323,603                       --                323,603
     Germany                                               --               152,593                       --                152,593
     Hong Kong                                             --                 3,274                       --                  3,274
     Italy                                                 --               126,221                       --                126,221
     Portugal                                              --                    --                       --                     --
     Singapore                                             --                   203                       --                    203
     Spain                                                 --               885,988                       --                885,988
     United Kingdom                                   312,720                14,756                       --                327,476
Securities Lending Collateral                              --         1,313,053,034                       --          1,313,053,034
                                        ---------------------  --------------------    ---------------------    -------------------
TOTAL                                   $       2,462,026,379  $     11,082,944,425                       --    $    13,544,970,804
                                        =====================  ====================    =====================    ===================

               DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                   PERCENTAGE
                                                                        SHARES                VALUE++             OF NET ASSETS**
                                                                 --------------------   --------------------    -------------------
COMMON STOCKS -- (93.9%)
AUSTRALIA -- (19.9%)
     360 Capital Industrial Fund                                              111,150   $            223,295                   0.0%
#    Abacus Property Group                                                  2,689,860              6,404,967                   0.2%
#    ALE Property Group                                                     1,094,341              2,965,638                   0.1%
#    Aspen Group                                                              732,012                793,801                   0.0%
#    Astro Japan Property Group                                               349,322              1,355,962                   0.1%
#    BWP Trust                                                              4,415,521              9,777,157                   0.3%
#    Carindale Property Trust                                                  99,428                538,308                   0.0%
     CFS Retail Property Trust Group                                       18,583,289             34,564,786                   1.1%
#    Charter Hall Group                                                     2,250,155              8,662,001                   0.3%
     Charter Hall Office                                                    2,059,687                     --                   0.0%
#    Charter Hall Retail REIT                                               2,855,694             10,240,234                   0.3%
     Cromwell Property Group                                                9,988,297              8,684,785                   0.3%
#    Dexus Property Group                                                  46,210,345             49,389,908                   1.6%
     Federation Centres                                                    12,347,359             29,650,888                   1.0%
#    Folkestone Education Trust                                               865,194              1,425,193                   0.1%
     Galileo Japan Trust                                                       85,441                124,913                   0.0%
     Generation Healthcare REIT                                                 9,491                 11,994                   0.0%
#    Goodman Group                                                         14,756,829             72,045,696                   2.3%
     GPT Group                                                             38,018,670                     --                   0.0%
     GPT Group (The)                                                       14,160,152             51,470,344                   1.7%
#    Growthpoint Properties Australia, Ltd.                                   528,909              1,332,029                   0.0%
#    Ingenia Communities Group                                              5,577,424              2,389,337                   0.1%
#    Investa Office Fund                                                    5,292,776             16,699,243                   0.5%
*    Prime Retirement & Aged Care Property Trust                              116,309                     --                   0.0%
#*   Scentre Group                                                         44,164,851            140,883,146                   4.6%
#    Shopping Centres Australasia Property Group                            5,706,372              9,108,219                   0.3%
     Stockland                                                             20,140,623             75,301,288                   2.4%
*    Westfield Corp.                                                       16,671,147            117,148,020                   3.8%
                                                                                        --------------------    ------------------
TOTAL AUSTRALIA                                                                                  651,191,152                  21.1%
                                                                                        --------------------    ------------------
BELGIUM -- (1.5%)
     Aedifica SA                                                               66,461              4,456,101                   0.1%
     Befimmo SA                                                               157,626             12,149,166                   0.4%
#    Cofinimmo SA                                                             157,224             18,261,633                   0.6%
     Intervest Offices & Warehouses NV                                         49,583              1,369,083                   0.0%
     Leasinvest Real Estate SCA                                                13,488              1,485,520                   0.1%
     Montea SCA                                                                 3,117                128,952                   0.0%
     Retail Estates NV                                                         18,241              1,483,704                   0.1%
     Warehouses De Pauw SCA                                                    99,451              7,105,243                   0.2%
#    Wereldhave Belgium NV                                                     12,276              1,496,292                   0.1%
                                                                                        --------------------    ------------------
TOTAL BELGIUM                                                                                     47,935,694                   1.6%
                                                                                        --------------------    ------------------
CANADA -- (5.3%)
#    Allied Properties REIT                                                   290,215              9,159,263                   0.3%
#    Artis REIT                                                               554,753              7,747,493                   0.3%
#    Boardwalk REIT                                                           188,000             11,910,031                   0.4%
     Brookfield Canada Office Properties                                       59,550              1,429,242                   0.1%
     BTB REIT                                                                 140,387                604,123                   0.0%
#    Calloway REIT                                                            485,646             11,884,226                   0.4%
#    Canadian Apartment Properties REIT                                       453,955             10,069,540                   0.3%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                VALUE++             OF NET ASSETS**
                                                                 --------------------   --------------------  --------------------
CANADA -- (Continued)
#    Canadian REIT                                                            286,457   $         12,578,641                   0.4%
#    Chartwell Retirement Residences                                          491,145              5,011,461                   0.2%
#    Cominar REIT                                                             537,384              9,097,455                   0.3%
#    Crombie REIT                                                             320,582              3,717,676                   0.1%
     Dream Global REIT                                                        274,049              2,220,015                   0.1%
#    Dream Office REIT                                                        424,033             10,733,917                   0.4%
     Granite REIT                                                             186,055              6,859,132                   0.2%
     H&R REIT                                                               1,103,860             21,968,489                   0.7%
     Huntingdon Capital Corp.                                                   2,597                 30,439                   0.0%
     InnVest REIT                                                             423,723              1,939,941                   0.1%
     InterRent REIT                                                           128,390                647,048                   0.0%
     Morguard North American Residential REIT                                  80,869                744,794                   0.0%
#    Morguard REIT                                                            237,023              3,890,622                   0.1%
     Northern Property REIT                                                   148,229              3,819,325                   0.1%
#    NorthWest Healthcare Properties REIT                                     195,245              1,716,763                   0.1%
#    Partners REIT                                                            104,000                393,097                   0.0%
#    Plaza Retail REIT                                                         50,517                179,289                   0.0%
#    Pure Industrial Real Estate Trust                                      1,027,485              4,065,998                   0.1%
#    Retrocom REIT                                                            331,931              1,266,406                   0.0%
#    RioCan REIT                                                            1,231,999             29,022,291                   0.9%
                                                                                        --------------------    ------------------
TOTAL CANADA                                                                                     172,706,717                   5.6%
                                                                                        --------------------    ------------------
CHINA -- (0.2%)
*    RREEF China Commercial Trust                                           1,392,000                  2,872                   0.0%
#    Yuexiu REIT                                                           10,076,000              4,979,133                   0.2%
                                                                                        --------------------    ------------------
TOTAL CHINA                                                                                        4,982,005                   0.2%
                                                                                        --------------------    ------------------
FRANCE -- (4.0%)
#    Acanthe Developpement SA                                                 206,670                 93,236                   0.0%
     Affine SA                                                                 50,624                897,276                   0.0%
     Altarea SCA                                                                  897                150,650                   0.0%
#    ANF Immobilier                                                            47,753              1,317,263                   0.1%
     Argan SA                                                                   8,285                181,866                   0.0%
#    Cegereal                                                                  15,742                530,604                   0.0%
     Fonciere Des Regions                                                     257,388             23,663,104                   0.8%
     Gecina SA                                                                208,873             28,268,746                   0.9%
     ICADE                                                                    335,700             26,711,749                   0.9%
     Klepierre                                                                905,121             39,175,341                   1.3%
     Mercialys SA                                                             468,428             10,347,138                   0.3%
     Terreis                                                                    1,329                 41,954                   0.0%
                                                                                        --------------------    ------------------
TOTAL FRANCE                                                                                     131,378,927                   4.3%
                                                                                        --------------------    ------------------
GERMANY -- (0.4%)
#    Alstria Office REIT-AG                                                   610,592              7,580,520                   0.3%
*    DO Deutsche Office AG                                                    114,387                417,292                   0.0%
     Hamborner REIT AG                                                        403,138              4,145,809                   0.1%
                                                                                        --------------------    ------------------
TOTAL GERMANY                                                                                     12,143,621                   0.4%
                                                                                        --------------------    ------------------
GREECE -- (0.0%)
     Grivalia Properties Real Estate Investment Co.                            96,660              1,044,767                   0.0%
                                                                                        --------------------    ------------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                VALUE++             OF NET ASSETS**
                                                                 --------------------   --------------------    -------------------
HONG KONG -- (4.3%)
     Champion REIT                                                         22,866,012   $         10,114,000                   0.3%
#    Fortune REIT                                                           7,958,000              7,336,323                   0.3%
     Link REIT (The)                                                       19,435,805            114,419,536                   3.7%
#    Prosperity REIT                                                       10,116,000              3,366,321                   0.1%
#    Regal REIT                                                             7,948,000              2,030,568                   0.1%
     Sunlight REIT                                                          8,831,000              3,838,074                   0.1%
                                                                                        --------------------    ------------------
TOTAL HONG KONG                                                                                  141,104,822                   4.6%
                                                                                        --------------------    ------------------
ISRAEL -- (0.2%)
#    Alony Hetz Properties & Investments, Ltd.                                642,475              4,303,781                   0.1%
#    Reit 1, Ltd.                                                           1,101,420              2,841,974                   0.1%
     Sella Capital Real Estate, Ltd.                                          264,110                419,930                   0.0%
                                                                                        --------------------    ------------------
TOTAL ISRAEL                                                                                       7,565,685                   0.2%
                                                                                        --------------------    ------------------
ITALY -- (0.3%)
#    Beni Stabili SpA                                                      11,008,586              7,590,649                   0.2%
#    Immobiliare Grande Distribuzione                                       3,648,256              3,046,889                   0.1%
                                                                                        --------------------    ------------------
TOTAL ITALY                                                                                       10,637,538                   0.3%
                                                                                        --------------------    ------------------
JAPAN -- (17.6%)
#    Advance Residence Investment Corp.                                        11,195             26,247,032                   0.9%
     Comforia Residential REIT, Inc.                                            1,298              2,417,869                   0.1%
     Daiwa House REIT Investment Corp.                                            827              3,683,436                   0.1%
     Daiwa House Residential Investment Corp.                                   2,991             12,647,149                   0.4%
#    Daiwa Office Investment Corp.                                              2,576             13,856,423                   0.5%
     Frontier Real Estate Investment Corp.                                      4,130             19,022,847                   0.6%
#    Fukuoka REIT Corp.                                                         5,321              9,919,943                   0.3%
     Global One Real Estate Investment Corp.                                    1,759              5,450,214                   0.2%
     GLP J-Reit                                                                 4,945              5,611,227                   0.2%
     Hankyu Reit, Inc.                                                            950              5,427,408                   0.2%
     Heiwa Real Estate REIT, Inc.                                               6,819              5,609,077                   0.2%
#    Ichigo Real Estate Investment Corp.                                        5,996              4,511,019                   0.1%
#    Industrial & Infrastructure Fund Investment Corp.                          1,320             10,797,529                   0.4%
#    Invincible Investment Corp.                                               10,807              3,690,024                   0.1%
     Japan Excellent, Inc.                                                      9,901             13,136,563                   0.4%
#    Japan Hotel REIT Investment Corp.                                         23,536             14,598,992                   0.5%
     Japan Logistics Fund, Inc.                                                 7,530             16,920,060                   0.5%
     Japan Prime Realty Investment Corp.                                        6,863             25,274,243                   0.8%
     Japan Real Estate Investment Corp.                                        10,905             59,424,068                   1.9%
     Japan Rental Housing Investments, Inc.                                     9,787              6,779,865                   0.2%
     Japan Retail Fund Investment Corp.                                        20,401             41,076,269                   1.3%
#    Kenedix Office Investment Corp.                                            3,498             18,705,207                   0.6%
     Kenedix Residential Investment Corp.                                       2,276              5,963,515                   0.2%
     MID Reit, Inc.                                                             1,673              4,185,894                   0.1%
#    Mori Hills REIT Investment Corp.                                          11,966             16,710,243                   0.5%
#    Mori Trust Sogo Reit, Inc.                                                 9,857             17,611,418                   0.6%
     Nippon Accommodations Fund, Inc.                                           4,065             14,870,892                   0.5%
#    Nippon Building Fund, Inc.                                                12,309             68,987,575                   2.2%
     Nomura Real Estate Master Fund, Inc.                                       3,074              3,716,457                   0.1%
#    Nomura Real Estate Office Fund, Inc.                                       3,203             14,194,672                   0.5%
#    Nomura Real Estate Residential Fund, Inc.                                  1,356              7,146,969                   0.2%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                VALUE++             OF NET ASSETS**
                                                                 --------------------   --------------------    -------------------
JAPAN -- (Continued)
#    Orix JREIT, Inc.                                                          18,506   $         24,673,376                   0.8%
#    Premier Investment Corp.                                                   1,976              8,730,826                   0.3%
#    Sekisui House SI Residential Investment Corp.                              8,180              7,990,804                   0.3%
     Starts Proceed Investment Corp.                                              617              1,005,632                   0.0%
#    Tokyu REIT, Inc.                                                           8,578             11,916,512                   0.4%
#    Top REIT, Inc.                                                             1,542              6,364,716                   0.2%
#    United Urban Investment Corp.                                             21,590             34,073,425                   1.1%
                                                                                        --------------------    ------------------
TOTAL JAPAN                                                                                      572,949,390                  18.5%
                                                                                        --------------------    ------------------
MALAYSIA -- (0.7%)
     Amanahraya REIT                                                          609,800                163,163                   0.0%
     AmFirst REIT                                                           1,788,940                527,710                   0.0%
     Axis REIT                                                              2,462,625              2,762,537                   0.1%
     Boustead Plantations Bhd                                                 270,800                125,108                   0.0%
     CapitaMalls Malaysia Trust                                             8,747,100              3,827,058                   0.1%
     Hektar REIT                                                              125,525                 58,406                   0.0%
     IGB REIT                                                               6,870,900              2,757,810                   0.1%
     KLCCP Stapled Group                                                    3,241,500              6,779,533                   0.2%
     Quill Capita Trust                                                       733,100                262,991                   0.0%
     Sunway REIT                                                           10,951,200              5,094,385                   0.2%
     Tower REIT                                                               434,900                175,868                   0.0%
     YTL Hospitality REIT                                                   4,316,800              1,351,888                   0.1%
                                                                                        --------------------    ------------------
TOTAL MALAYSIA                                                                                    23,886,457                   0.8%
                                                                                        --------------------    ------------------
MEXICO -- (1.9%)
     Asesor de Activos Prisma SAPI de C.V.                                    928,289              1,148,449                   0.0%
     Concentradora Fibra Hotelera Mexicana S.A. de C.V.                     1,102,307              1,854,061                   0.1%
#    Fibra Uno Administracion S.A. de C.V.                                 13,210,601             45,852,668                   1.5%
#    Mexico Real Estate Management S.A. de C.V.                             4,627,740              8,433,286                   0.3%
     TF Administradora Industrial S de RL de C.V.                           1,766,976              4,088,664                   0.1%
                                                                                        --------------------    ------------------
TOTAL MEXICO                                                                                      61,377,128                   2.0%
                                                                                        --------------------    ------------------
NETHERLANDS -- (8.7%)
     Corio NV                                                                 617,119             30,038,041                   1.0%
     Eurocommercial Properties NV                                             317,148             14,478,158                   0.5%
     Nieuwe Steen Investments NV                                              603,320              2,996,999                   0.1%
     Unibail-Rodamco SE                                                       829,287            212,635,326                   6.9%
#    Vastned Retail NV                                                        179,884              8,214,716                   0.2%
     Wereldhave NV                                                            191,004             15,659,030                   0.5%
                                                                                        --------------------    ------------------
TOTAL NETHERLANDS                                                                                284,022,270                   9.2%
                                                                                        --------------------    ------------------
NEW ZEALAND -- (0.7%)
#    Argosy Property, Ltd.                                                  4,816,505              3,972,242                   0.1%
#    DNZ Property Fund, Ltd.                                                  796,556              1,089,700                   0.0%
#    Goodman Property Trust                                                 6,621,808              5,679,380                   0.2%
     Kiwi Income Property Trust                                             6,822,946              6,382,767                   0.2%
     NPT, Ltd.                                                                 45,944                 21,027                   0.0%
#    Precinct Properties New Zealand, Ltd.                                  1,956,292              1,677,983                   0.1%
#    Property for Industry, Ltd.                                            1,002,207              1,140,860                   0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                VALUE++             OF NET ASSETS**
                                                                 --------------------   --------------------    -------------------
NEW ZEALAND -- (Continued)
#    Vital Healthcare Property Trust                                        1,427,862   $          1,700,156                   0.1%
                                                                                        --------------------    ------------------
TOTAL NEW ZEALAND                                                                                 21,664,115                   0.7%
                                                                                        --------------------    ------------------
SINGAPORE -- (7.3%)
     AIMS AMP Capital Industrial REIT                                       3,987,191              4,625,927                   0.1%
     Ascendas Hospitality Trust                                               648,000                355,747                   0.0%
     Ascendas India Trust                                                   2,943,000              1,877,241                   0.1%
     Ascendas REIT                                                         17,145,000             29,780,279                   1.0%
#    Ascott Residence Trust                                                 7,413,400              7,158,568                   0.2%
#    Cache Logistics Trust                                                  6,156,000              5,605,635                   0.2%
#    Cambridge Industrial Trust                                            10,527,231              5,701,003                   0.2%
#    CapitaCommercial Trust                                                17,525,000             22,787,274                   0.7%
     CapitaMall Trust                                                      20,595,300             31,588,897                   1.0%
#    CapitaRetail China Trust                                               4,926,980              6,251,907                   0.2%
#    CDL Hospitality Trusts                                                 5,974,000              8,031,061                   0.3%
#    Far East Hospitality Trust                                             1,935,000              1,251,962                   0.0%
#    First REIT                                                             3,946,000              3,777,864                   0.1%
     Frasers Centrepoint Trust                                              5,105,000              7,739,422                   0.2%
     Frasers Commercial Trust                                               4,533,200              5,010,970                   0.2%
#    Keppel REIT Management, Ltd.                                          12,873,526             12,234,229                   0.4%
#    Lippo Malls Indonesia Retail Trust                                    11,297,000              3,255,034                   0.1%
     Mapletree Commercial Trust                                            10,646,000             11,845,832                   0.4%
#    Mapletree Industrial Trust                                             9,681,000             11,118,938                   0.4%
     Mapletree Logistics Trust                                             12,779,430             11,699,928                   0.4%
#    Parkway Life REIT                                                      2,757,000              5,129,602                   0.2%
#    Sabana Shari'ah Compliant Industrial REIT                              3,271,000              2,519,648                   0.1%
#    Saizen REIT                                                            1,705,600              1,214,718                   0.0%
     Starhill Global REIT                                                  12,335,000              7,829,388                   0.3%
#    Suntec REIT                                                           20,476,000             28,447,758                   0.9%
                                                                                        --------------------    ------------------
TOTAL SINGAPORE                                                                                  236,838,832                   7.7%
                                                                                        --------------------    ------------------
SOUTH AFRICA -- (3.9%)
#    Acucap Properties, Ltd.                                                1,612,666              7,310,490                   0.2%
     Arrowhead Properties, Ltd. Class A                                       303,379                224,577                   0.0%
     Arrowhead Properties, Ltd. Class B                                       303,379                224,247                   0.0%
*    Capital Property Fund                                                 12,404,256             14,354,293                   0.5%
     Emira Property Fund                                                    4,782,027              6,939,592                   0.2%
#    Fountainhead Property Trust                                            7,183,721              5,276,686                   0.2%
     Growthpoint Properties, Ltd.                                          16,151,406             39,213,098                   1.3%
     Hyprop Investments, Ltd.                                               1,090,134              9,516,898                   0.3%
     Investec Property Fund, Ltd.                                             272,532                388,405                   0.0%
     Octodec Investments, Ltd.                                                 18,104                 37,505                   0.0%
     Rebosis Property Fund, Ltd.                                            1,124,208              1,217,655                   0.1%
     Redefine Properties, Ltd.                                             21,537,673             19,515,849                   0.6%
     Resilient Property Income Fund, Ltd.                                   1,637,446             12,096,294                   0.4%
     SA Corporate Real Estate Fund Nominees Pty, Ltd.                      14,004,579              5,878,231                   0.2%
#    Vukile Property Fund, Ltd.                                             2,488,312              4,131,924                   0.1%
                                                                                        --------------------    ------------------
TOTAL SOUTH AFRICA                                                                               126,325,744                   4.1%
                                                                                        --------------------    ------------------
TAIWAN -- (0.4%)
     Cathay No. 1 REIT                                                      9,821,000              5,815,966                   0.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                VALUE++             OF NET ASSETS**
                                                                  -------------------   --------------------    ------------------
TAIWAN -- (Continued)
     Cathay No. 2 REIT                                                      3,987,000   $          2,032,261                   0.1%
     Fubon No. 1 REIT                                                       1,271,000                643,659                   0.0%
     Fubon No. 2 REIT                                                       3,968,000              1,631,080                   0.0%
     Gallop No. 1 REIT                                                      3,053,000              1,894,251                   0.1%
     Shin Kong No.1 REIT                                                    4,652,000              1,928,564                   0.1%
                                                                                        --------------------    ------------------
TOTAL TAIWAN                                                                                      13,945,781                   0.4%
                                                                                        --------------------    ------------------
TURKEY -- (1.0%)
#*   Akfen Gayrimenkul Yatirim Ortakligi A.S.                                 339,253                189,176                   0.0%
     Akmerkez Gayrimenkul Yatirim Ortakligi A.S.                              110,306                818,661                   0.0%
#    Alarko Gayrimenkul Yatirim Ortakligi A.S.                                 51,842                451,102                   0.0%
#*   Dogus Gayrimenkul Yatirim Ortakligi A.S.                                 668,772              1,191,491                   0.1%
#    Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.                        19,840,694             22,284,885                   0.7%
#    Is Gayrimenkul Yatirim Ortakligi A.S.                                  3,500,330              2,062,156                   0.1%
#*   Nurol Gayrimenkul Yatirim Ortakligi A.S.                                  74,764                122,369                   0.0%
*    Ozak Gayrimenkul Yatirim Ortakligi                                       291,495                377,848                   0.0%
     Saf Gayrimenkul Yatirim Ortakligi A.S.                                 2,591,051              1,386,577                   0.1%
#*   Sinpas Gayrimenkul Yatirim Ortakligi A.S.                              2,783,134              1,113,940                   0.0%
#    Torunlar Gayrimenkul Yatirim Ortakligi A.S.                            1,443,777              2,031,440                   0.1%
#    Vakif Gayrimenkul Yatirim Ortakligi A.S.                                 785,371              1,007,040                   0.0%
                                                                                        --------------------    ------------------
TOTAL TURKEY                                                                                      33,036,685                   1.1%
                                                                                        --------------------    ------------------
UNITED KINGDOM -- (15.6%)
#    Assura Group, Ltd.                                                       960,329                764,494                   0.0%
     Big Yellow Group P.L.C.                                                1,113,931              9,736,870                   0.3%
     British Land Co. P.L.C. (The)                                          8,315,595             97,098,752                   3.1%
     Derwent London P.L.C.                                                    814,790             38,765,810                   1.2%
     Great Portland Estates P.L.C.                                          2,866,484             31,548,662                   1.0%
     Hammerson P.L.C.                                                       6,180,158             60,713,819                   2.0%
     Hansteen Holdings P.L.C.                                               5,658,900              9,574,995                   0.3%
     Intu Properties P.L.C.                                                 7,913,628             43,170,585                   1.4%
     Land Securities Group P.L.C.                                           6,756,959            119,895,804                   3.9%
     Londonmetric Property P.L.C.                                           4,846,632             11,427,902                   0.4%
     McKay Securities P.L.C.                                                  294,416              1,107,474                   0.0%
     Mucklow A & J Group P.L.C.                                               303,097              2,297,161                   0.1%
     Primary Health Properties P.L.C.                                         641,180              3,621,167                   0.1%
     Redefine International P.L.C.                                          2,191,242              1,818,219                   0.1%
     Safestore Holdings P.L.C.                                              1,596,799              5,318,948                   0.2%
     Segro P.L.C.                                                           6,175,812             37,624,807                   1.2%
     Shaftesbury P.L.C.                                                     2,310,809             26,472,834                   0.9%
     Town Centre Securities P.L.C.                                             15,932                 66,716                   0.0%
     Workspace Group P.L.C.                                                   917,268              9,656,819                   0.3%
                                                                                        --------------------    ------------------
TOTAL UNITED KINGDOM                                                                             510,681,838                  16.5%
                                                                                        --------------------    ------------------
TOTAL COMMON STOCKS                                                                            3,065,419,168                  99.3%
                                                                                        --------------------    ------------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE+             OF NET ASSETS**
                                                                 --------------------   --------------------    ------------------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@ DFA Short Term Investment Fund                                        17,183,072   $        198,808,147                   6.4%
                                                                                        --------------------    ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,897,109,357)                                     $      3,264,227,315                 105.7%
                                                                                        ====================    ==================

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          -----------------------------------------------------------------------------------------
                                                 LEVEL 1                LEVEL 2                LEVEL 3                 TOTAL
                                          --------------------   --------------------   --------------------    -------------------
Common Stocks
     Australia                                              --   $        651,191,152                     --    $       651,191,152
     Belgium                                                --             47,935,694                     --             47,935,694
     Canada                               $        172,706,717                     --                     --            172,706,717
     China                                                  --              4,982,005                     --              4,982,005
     France                                             93,236            131,285,691                     --            131,378,927
     Germany                                                --             12,143,621                     --             12,143,621
     Greece                                                 --              1,044,767                     --              1,044,767
     Hong Kong                                              --            141,104,822                     --            141,104,822
     Israel                                                 --              7,565,685                     --              7,565,685
     Italy                                                  --             10,637,538                     --             10,637,538
     Japan                                                  --            572,949,390                     --            572,949,390
     Malaysia                                               --             23,886,457                     --             23,886,457
     Mexico                                         61,377,128                     --                     --             61,377,128
     Netherlands                                            --            284,022,270                     --            284,022,270
     New Zealand                                            --             21,664,115                     --             21,664,115
     Singapore                                              --            236,838,832                     --            236,838,832
     South Africa                                   21,650,697            104,675,047                     --            126,325,744
     Taiwan                                                 --             13,945,781                     --             13,945,781
     Turkey                                                 --             33,036,685                     --             33,036,685
     United Kingdom                                         --            510,681,838                     --            510,681,838
Securities Lending Collateral                               --            198,808,147                     --            198,808,147
                                          --------------------   --------------------   --------------------    -------------------
TOTAL                                     $        255,827,778   $      3,008,399,537                     --    $     3,264,227,315
                                          ====================   ====================   ====================    ===================

                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                      PERCENTAGE
                                                                       SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
COMMON STOCKS -- (91.6%)
AUSTRALIA -- (5.0%)
*    Aditya Birla Minerals, Ltd.                                          3,394,541    $             694,523                   0.0%
*    AED Oil, Ltd.                                                          992,337                       --                   0.0%
#*   AJ Lucas Group, Ltd.                                                   584,687                  365,279                   0.0%
     Amalgamated Holdings, Ltd.                                           1,792,043               15,837,033                   0.1%
#    Amcom Telecommunications, Ltd.                                           6,037                   11,856                   0.0%
     AP Eagers, Ltd.                                                        418,637                2,079,002                   0.0%
*    APN News & Media, Ltd.                                              13,243,119                8,595,504                   0.1%
#*   Aquarius Platinum, Ltd.                                              2,700,506                  718,649                   0.0%
#    Arrium, Ltd.                                                        50,261,926               14,922,258                   0.1%
*    ASG Group, Ltd.                                                        311,883                  208,961                   0.0%
#    Atlas Iron, Ltd.                                                    16,726,523                5,006,826                   0.1%
#    Ausdrill, Ltd.                                                       3,792,139                2,050,920                   0.0%
*    Ausenco, Ltd.                                                           66,477                   30,066                   0.0%
#*   Austal, Ltd.                                                           851,587                  961,372                   0.0%
#*   Australian Agricultural Co., Ltd.                                   10,083,640               12,469,893                   0.1%
#    Australian Pharmaceutical Industries, Ltd.                           6,568,489                4,680,937                   0.1%
     Australian Vintage, Ltd.                                                29,777                   10,445                   0.0%
     Aveo Group                                                              96,610                  176,097                   0.0%
     AVJennings, Ltd.                                                        40,111                   22,300                   0.0%
*    AWE, Ltd.                                                            9,864,655               15,291,854                   0.1%
     Beach Energy, Ltd.                                                  23,860,593               24,681,357                   0.2%
#*   Billabong International, Ltd.                                        9,560,468                5,575,770                   0.1%
*    BlueScope Steel, Ltd.                                                6,607,099               30,802,040                   0.3%
#*   Boart Longyear, Ltd.                                                 3,378,110                  720,237                   0.0%
*    Boom Logistics, Ltd.                                                 4,516,879                  601,793                   0.0%
#    Bradken, Ltd.                                                        1,958,088                6,679,418                   0.1%
#    Breville Group, Ltd.                                                 1,150,836                6,910,306                   0.1%
#    Brickworks, Ltd.                                                       467,068                5,578,923                   0.1%
     Calliden Group, Ltd.                                                 1,458,137                  598,651                   0.0%
#    Cape Lambert Resources, Ltd.                                         7,444,989                  680,186                   0.0%
*    Carnarvon Petroleum, Ltd.                                              449,972                   88,157                   0.0%
     CDS Technologies, Ltd.                                                  15,209                       --                   0.0%
*    Citigold Corp., Ltd.                                                11,406,919                  130,495                   0.0%
*    Coal of Africa, Ltd.                                                   926,247                   42,971                   0.0%
#*   Cockatoo Coal, Ltd.                                                  2,898,176                   35,560                   0.0%
*    Coffey International, Ltd.                                           1,029,250                  274,134                   0.0%
     Collection House, Ltd.                                                  25,620                   46,412                   0.0%
     Collins Foods, Ltd.                                                     12,972                   25,508                   0.0%
#*   Cooper Energy, Ltd.                                                  2,468,890                  894,708                   0.0%
     Coventry Group, Ltd.                                                   578,498                1,253,154                   0.0%
#    Crowe Horwath Australasia, Ltd.                                      3,169,818                1,428,946                   0.0%
     CSG, Ltd.                                                              305,704                  329,064                   0.0%
     CSR, Ltd.                                                            9,522,216               29,143,974                   0.3%
#    Decmil Group, Ltd.                                                     638,077                1,002,327                   0.0%
#*   Devine, Ltd.                                                         1,483,785                1,303,266                   0.0%
     Downer EDI, Ltd.                                                     6,577,893               27,777,376                   0.2%
     Echo Entertainment Group, Ltd.                                       5,419,864               18,198,252                   0.2%
#*   Elders, Ltd.                                                         9,301,839                1,390,368                   0.0%
#*   Emeco Holdings, Ltd.                                                11,367,540                1,843,162                   0.0%
#*   Energy Resources of Australia, Ltd.                                  2,966,108                3,325,646                   0.0%
*    Energy World Corp., Ltd.                                               622,222                  193,192                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
AUSTRALIA -- (Continued)
*    Eservglobal, Ltd.                                                      205,010    $             118,471                   0.0%
#    Evolution Mining, Ltd.                                               3,341,669                1,764,401                   0.0%
     Fairfax Media, Ltd.                                                 34,237,737               24,609,108                   0.2%
#    Fleetwood Corp., Ltd.                                                  424,975                  649,625                   0.0%
*    Focus Minerals, Ltd.                                                 3,332,343                   29,064                   0.0%
     Gazal Corp., Ltd.                                                        5,360                   12,789                   0.0%
#*   Geodynamics, Ltd.                                                      168,462                    6,473                   0.0%
     Goodman Fielder, Ltd.                                               37,803,693               21,393,230                   0.2%
#    GrainCorp, Ltd. Class A                                              2,291,360               17,722,537                   0.2%
#    Grange Resources, Ltd.                                               2,889,445                  348,695                   0.0%
#*   Gunns, Ltd.                                                         15,419,758                       --                   0.0%
     HFA Holdings, Ltd.                                                     153,930                  187,637                   0.0%
#*   Hillgrove Resources, Ltd.                                            1,317,944                  634,376                   0.0%
     Hills, Ltd.                                                          2,700,501                3,161,961                   0.0%
#    Imdex, Ltd.                                                            651,633                  345,044                   0.0%
#*   Indophil Resources NL                                                1,863,584                  452,747                   0.0%
*    Infigen Energy                                                       5,178,716                1,220,724                   0.0%
     K&S Corp., Ltd.                                                        163,153                  220,444                   0.0%
#*   Kingsgate Consolidated, Ltd.                                         2,180,795                1,391,347                   0.0%
     Lednium, Ltd.                                                          438,495                       --                   0.0%
*    Lemarne Corp., Ltd.                                                      5,585                    2,187                   0.0%
#*   Lonestar Resources, Ltd.                                             1,221,060                  375,821                   0.0%
*    Macmahon Holdings, Ltd.                                             12,556,459                1,091,333                   0.0%
     Macquarie Telecom Group, Ltd.                                            4,996                   23,467                   0.0%
*    Matrix Composites & Engineering, Ltd.                                   21,737                   17,035                   0.0%
*    Maverick Drilling & Exploration, Ltd.                                  100,228                   15,667                   0.0%
#    MaxiTRANS Industries, Ltd.                                           4,380,537                2,374,470                   0.0%
#    McPherson's, Ltd.                                                    1,553,082                1,680,004                   0.0%
#*   Medusa Mining, Ltd.                                                  2,270,418                1,188,790                   0.0%
     Melbourne IT, Ltd.                                                      31,266                   38,441                   0.0%
*    MEO Australia, Ltd.                                                  1,258,809                   21,867                   0.0%
#    Mermaid Marine Australia, Ltd.                                       2,106,074                3,447,430                   0.0%
#*   Metals X, Ltd.                                                         820,020                  149,199                   0.0%
#    Mincor Resources NL                                                  2,480,205                1,348,832                   0.0%
#*   Mineral Deposits, Ltd.                                                 701,865                  844,620                   0.0%
#*   Molopo Energy, Ltd.                                                  1,648,921                  233,911                   0.0%
#    Mount Gibson Iron, Ltd.                                             12,143,631                4,825,280                   0.1%
#*   Newsat, Ltd.                                                           188,485                   31,616                   0.0%
*    Nexus Energy, Ltd.                                                  22,310,822                  191,427                   0.0%
*    Northern Iron, Ltd.                                                    115,112                    5,143                   0.0%
#    NRW Holdings, Ltd.                                                   4,083,213                2,733,159                   0.0%
#    Nufarm, Ltd.                                                         2,987,945               13,035,878                   0.1%
     Oakton, Ltd.                                                             9,304                   15,488                   0.0%
*    OM Holdings, Ltd.                                                      323,217                  123,167                   0.0%
*    Otto Energy, Ltd.                                                    1,354,768                  114,371                   0.0%
#    OZ Minerals, Ltd.                                                    4,231,066               14,539,314                   0.1%
#    Pacific Brands, Ltd.                                                25,649,033               10,658,319                   0.1%
#*   Paladin Energy, Ltd.                                                12,082,797                3,464,972                   0.0%
     PanAust, Ltd.                                                          805,754                1,221,833                   0.0%
#    Panoramic Resources, Ltd.                                            4,321,855                2,304,644                   0.0%
*    PaperlinX, Ltd.                                                      6,184,738                  329,047                   0.0%
#*   Perseus Mining, Ltd.                                                 2,061,490                  562,374                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
AUSTRALIA -- (Continued)
#*   Platinum Australia, Ltd.                                             1,963,690    $              10,368                   0.0%
*    PMP, Ltd.                                                            6,456,626                2,750,909                   0.0%
#    Premier Investments, Ltd.                                            1,553,481               14,739,645                   0.1%
     Primary Health Care, Ltd.                                           10,511,594               43,076,867                   0.4%
     Prime Media Group, Ltd.                                              1,405,549                1,058,425                   0.0%
#    Programmed Maintenance Services, Ltd.                                1,923,696                4,403,878                   0.0%
*    Qantas Airways, Ltd.                                                 2,240,997                3,348,300                   0.0%
#*   Ramelius Resources, Ltd.                                             2,585,260                  106,926                   0.0%
     RCR Tomlinson, Ltd.                                                    121,556                  292,012                   0.0%
*    Regional Express Holdings, Ltd.                                         21,861                   19,443                   0.0%
#*   Resolute Mining, Ltd.                                                8,450,885                2,379,768                   0.0%
#*   Resource Generation, Ltd.                                               70,087                    7,856                   0.0%
#    Ridley Corp., Ltd.                                                   8,052,689                6,232,691                   0.1%
*    Roc Oil Co., Ltd.                                                    1,762,175                1,058,112                   0.0%
#*   Saracen Mineral Holdings, Ltd.                                       1,649,569                  413,712                   0.0%
#    Sedgman, Ltd.                                                           23,374                   10,143                   0.0%
#    Select Harvests, Ltd.                                                  277,431                1,540,233                   0.0%
*    Service Stream, Ltd.                                                 3,365,093                  533,031                   0.0%
#    Seven Group Holdings, Ltd.                                           1,020,895                6,158,574                   0.1%
#    Seven West Media, Ltd.                                               7,567,113               11,441,646                   0.1%
#    Sigma Pharmaceuticals, Ltd.                                         13,570,604                9,245,894                   0.1%
#*   Silver Lake Resources, Ltd.                                          3,302,474                  799,198                   0.0%
#    Sims Metal Management, Ltd.                                              9,746                   97,298                   0.0%
     Skilled Group, Ltd.                                                    246,908                  504,201                   0.0%
#    Southern Cross Media Group, Ltd.                                    10,034,456                8,653,430                   0.1%
#*   St Barbara, Ltd.                                                       947,439                   91,712                   0.0%
#*   Straits Resources, Ltd.                                                418,006                    1,879                   0.0%
     STW Communications Group, Ltd.                                       4,441,418                4,439,007                   0.0%
#    Sunland Group, Ltd.                                                  5,108,129                7,636,944                   0.1%
     Swick Mining Services, Ltd.                                            440,732                  103,799                   0.0%
*    Tap Oil, Ltd.                                                        5,076,579                2,751,165                   0.0%
     Tassal Group, Ltd.                                                   1,554,815                5,050,462                   0.1%
#*   Ten Network Holdings, Ltd.                                          19,610,197                3,833,532                   0.0%
#    TFS Corp., Ltd.                                                        453,260                  628,231                   0.0%
#*   Toro Energy, Ltd.                                                    2,101,506                  152,070                   0.0%
*    Transfield Services, Ltd.                                            7,167,831               12,101,182                   0.1%
     Transpacific Industries Group, Ltd.                                 23,147,610               18,397,107                   0.2%
     Treasury Wine Estates, Ltd.                                            832,351                3,398,455                   0.0%
#*   Troy Resources, Ltd.                                                 1,603,314                  832,440                   0.0%
#*   UGL, Ltd.                                                            1,928,705               11,929,887                   0.1%
*    Unity Mining, Ltd.                                                   3,068,842                   23,752                   0.0%
#    UXC, Ltd.                                                            4,632,797                3,437,135                   0.0%
     Villa World, Ltd.                                                       12,769                   21,618                   0.0%
     Village Roadshow, Ltd.                                               3,063,352               18,975,403                   0.2%
     Virgin Australia Holdings, Ltd. (ACI01NXR8)                         39,419,376                       --                   0.0%
#*   Virgin Australia Holdings, Ltd. (B43DQC7)                           53,307,962               18,081,279                   0.2%
     Watpac, Ltd.                                                         1,794,679                1,324,485                   0.0%
#    WDS, Ltd.                                                              547,686                  117,471                   0.0%
#*   Whitehaven Coal, Ltd.                                                5,760,776                7,725,900                   0.1%
                                                                                       ---------------------    ------------------
TOTAL AUSTRALIA                                                                                  636,904,382                   5.4%
                                                                                       ---------------------    ------------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
AUSTRIA -- (0.7%)
#    A-TEC Industries AG                                                    202,339    $                  --                   0.0%
#    Agrana Beteiligungs AG                                                  90,580                8,176,201                   0.1%
     AMAG Austria Metall AG                                                     739                   23,598                   0.0%
     Austria Technologie & Systemtechnik AG                                 273,407                3,168,732                   0.0%
#    Flughafen Wien AG                                                      201,386               18,496,104                   0.2%
     Frauenthal Holding AG                                                    4,402                   51,369                   0.0%
     Lenzing AG                                                               4,220                  243,518                   0.0%
     Linz Textil Holding AG                                                     212                  107,086                   0.0%
     Mayr Melnhof Karton AG                                                  47,178                5,063,183                   0.0%
     Oberbank AG                                                             38,337                2,414,184                   0.0%
     POLYTEC Holding AG                                                      35,871                  296,014                   0.0%
     Strabag SE                                                             325,387                7,042,152                   0.1%
     UNIQA Insurance Group AG                                               258,948                2,887,383                   0.0%
     Wienerberger AG                                                      2,908,213               35,168,160                   0.3%
*    Wolford AG                                                               2,273                   55,519                   0.0%
     Zumtobel Group AG                                                       21,110                  372,273                   0.0%
                                                                                       ---------------------    ------------------
TOTAL AUSTRIA                                                                                     83,565,476                   0.7%
                                                                                       ---------------------    ------------------
BELGIUM -- (0.8%)
     Ackermans & van Haaren NV                                               27,734                3,458,633                   0.0%
#*   AGFA-Gevaert NV                                                      4,293,853               10,833,061                   0.1%
     Banque Nationale de Belgique                                             4,448               18,120,447                   0.2%
     Barco NV                                                                27,189                2,004,718                   0.0%
     Cie d'Entreprises CFE                                                    5,344                  577,926                   0.0%
     Cie Immobiliere de Belgique SA                                          43,910                2,311,325                   0.0%
     Cie Maritime Belge SA                                                  141,754                2,776,278                   0.0%
     D'ieteren SA                                                           238,791                8,646,505                   0.1%
     Deceuninck NV                                                        1,282,481                3,183,960                   0.0%
#*   Euronav NV                                                             361,203                3,833,435                   0.1%
*    Floridienne SA                                                             706                   62,806                   0.0%
     Gimv NV                                                                 10,968                  498,364                   0.0%
     Jensen-Group NV                                                         37,274                  699,894                   0.0%
#    NV Bekaert SA                                                          399,688               12,565,352                   0.1%
#*   Nyrstar NV                                                           4,585,036               15,474,704                   0.2%
*    Papeteries Catala SA                                                       188                       --                   0.0%
*    RealDolmen NV/SA                                                        22,860                  543,636                   0.0%
     Recticel SA                                                            472,363                3,604,033                   0.0%
*    RHJ International SA                                                   112,074                  610,809                   0.0%
*    Roularta Media Group NV                                                 26,889                  404,530                   0.0%
*    Sapec                                                                    2,010                   70,990                   0.0%
     Sioen Industries NV                                                    108,546                1,532,525                   0.0%
     Sipef SA                                                                 2,949                  204,670                   0.0%
#*   Tessenderlo Chemie NV                                                  426,335               11,060,686                   0.1%
*    Viohalco SA                                                            147,410                  475,620                   0.0%
                                                                                       ---------------------    ------------------
TOTAL BELGIUM                                                                                    103,554,907                   0.9%
                                                                                       ---------------------    ------------------
CANADA -- (7.9%)
*    5N Plus, Inc.                                                          449,045                  964,189                   0.0%
#    Acadian Timber Corp.                                                     2,826                   35,731                   0.0%
*    Advantage Oil & Gas, Ltd.                                            4,610,588               19,758,786                   0.2%
#    AGF Management, Ltd. Class B                                         1,168,461               10,616,247                   0.1%
*    AgJunction, Inc.                                                       913,927                  494,650                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
CANADA -- (Continued)
     AGT Food & Ingredient, Inc.                                            153,192    $           3,763,707                   0.0%
     Aimia, Inc.                                                            792,149               11,421,340                   0.1%
*    Air Canada Class A                                                     289,135                2,408,924                   0.0%
     Akita Drilling, Ltd. Class A                                            10,400                  127,618                   0.0%
     Alacer Gold Corp.                                                    2,669,335                4,428,957                   0.0%
     Alamos Gold, Inc.                                                      182,541                1,362,113                   0.0%
#*   Alexco Resource Corp.                                                   59,320                   29,474                   0.0%
#    Algoma Central Corp.                                                   245,010                3,491,292                   0.0%
#*   Altius Minerals Corp.                                                   82,148                  769,693                   0.0%
#*   Alumasc Group P.L.C. (The)                                             639,841                1,476,054                   0.0%
#*   Alvopetro Energy, Ltd.                                                 561,601                  239,181                   0.0%
*    Amerigo Resources, Ltd.                                              2,524,794                  795,264                   0.0%
*    Anderson Energy, Ltd.                                                2,466,129                  492,329                   0.0%
     Andrew Peller, Ltd. Class A                                             12,423                  164,677                   0.0%
#*   Argonaut Gold, Inc.                                                    878,910                1,871,598                   0.0%
#*   Artek Exploration, Ltd.                                                298,119                  682,443                   0.0%
*    ATS Automation Tooling Systems, Inc.                                 1,719,684               21,514,169                   0.2%
     AuRico Gold, Inc.                                                    1,643,217                5,263,310                   0.1%
     Axia NetMedia Corp.                                                     37,065                   88,136                   0.0%
#*   B2Gold Corp.                                                         8,131,548               13,564,004                   0.1%
#*   Ballard Power Systems, Inc.                                          1,923,695                5,393,617                   0.1%
#*   Banro Corp.                                                            595,453                   84,533                   0.0%
*    Bellatrix Exploration, Ltd.                                          2,409,041               11,264,492                   0.1%
#*   BlackPearl Resources, Inc.                                           1,752,066                2,518,386                   0.0%
#    Bonavista Energy Corp.                                                 220,715                2,073,885                   0.0%
#    Boralex, Inc. Class A                                                  653,728                7,627,455                   0.1%
     Bumi Serpong Damai Tbk PT                                              907,835               11,800,526                   0.1%
     Calvalley Petroleum, Inc. Class A                                      175,110                  191,105                   0.0%
#    Canaccord Genuity Group, Inc.                                        1,714,225               14,510,187                   0.1%
*    Canacol Energy, Ltd.                                                    18,725                   63,965                   0.0%
     Canam Group, Inc. Class A                                              938,246                8,158,299                   0.1%
*    Canfor Corp.                                                         1,709,447               39,799,378                   0.4%
#    CanWel Building Materials Group, Ltd.                                   21,550                  118,931                   0.0%
#    Capstone Infrastructure Corp.                                        1,787,854                6,773,556                   0.1%
#*   Capstone Mining Corp.                                                7,240,168               13,554,638                   0.1%
     Cascades, Inc.                                                       2,141,123               11,911,487                   0.1%
#    Cathedral Energy Services, Ltd.                                         50,142                  138,363                   0.0%
     CCL Industries, Inc. Class B                                           192,648               19,475,900                   0.2%
*    Celestica, Inc.                                                      4,266,945               46,869,952                   0.4%
     Centerra Gold, Inc.                                                    987,254                3,854,237                   0.0%
#*   Cequence Energy, Ltd.                                                3,771,733                4,785,571                   0.1%
     Cervus Equipment Corp.                                                   1,500                   24,422                   0.0%
#*   China Gold International Resources Corp., Ltd.                       2,055,135                3,938,682                   0.0%
#*   Chinook Energy, Inc.                                                   623,217                  862,622                   0.0%
     Clarke, Inc.                                                           210,316                1,823,155                   0.0%
*    Claude Resources, Inc.                                                 713,457                  139,267                   0.0%
#    Colabor Group, Inc.                                                    261,815                  822,346                   0.0%
#    COM DEV International, Ltd.                                            406,754                1,335,335                   0.0%
#*   Connacher Oil and Gas, Ltd.                                         11,010,228                  976,907                   0.0%
#*   Copper Mountain Mining Corp.                                         1,307,279                2,424,216                   0.0%
#*   Corridor Resources, Inc.                                               178,615                  228,211                   0.0%
     Corus Entertainment, Inc. Class B                                       23,300                  428,767                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
CANADA -- (Continued)
     Cott Corp.                                                           1,505,364    $           9,122,609                   0.1%
*    Crew Energy, Inc.                                                    2,632,212               16,441,837                   0.2%
*    Delphi Energy Corp.                                                  3,555,002                6,655,476                   0.1%
#*   Denison Mines Corp.                                                  4,664,765                4,387,251                   0.0%
*    Dominion Diamond Corp.                                                 833,698               11,665,336                   0.1%
     Dorel Industries, Inc. Class B                                         829,041               25,760,184                   0.2%
#*   DragonWave, Inc.                                                        65,610                   69,857                   0.0%
#*   Dundee Precious Metals, Inc.                                         1,233,586                3,513,430                   0.0%
*    Dynasty Metals & Mining, Inc.                                            4,528                    3,616                   0.0%
     E-L Financial Corp., Ltd.                                                1,457                  892,001                   0.0%
#*   Eastern Platinum, Ltd.                                                 382,017                  294,889                   0.0%
     Enbridge Income Fund Holdings, Inc.                                     25,870                  681,726                   0.0%
*    Endeavour Mining Corp.                                                 745,584                  317,537                   0.0%
#*   Endeavour Silver Corp.                                                 220,859                  674,109                   0.0%
#*   Energy Fuels, Inc.                                                     113,479                  685,680                   0.0%
     Ensign Energy Services, Inc.                                           240,583                2,715,244                   0.0%
#*   Epsilon Energy, Ltd.                                                    43,300                  140,997                   0.0%
#    Equitable Group, Inc.                                                   42,766                2,480,849                   0.0%
*    Equity Financial Holdings, Inc.                                          1,900                   14,313                   0.0%
#*   Essential Energy Services Trust                                      2,307,703                4,136,072                   0.0%
#    Exchange Income Corp.                                                   22,105                  377,357                   0.0%
#*   EXFO, Inc.                                                               8,639                   32,117                   0.0%
#*   Fortress Paper, Ltd. Class A                                            12,405                   22,894                   0.0%
#*   Gasfrac Energy Services, Inc.                                           42,951                   38,109                   0.0%
     Genesis Land Development Corp.                                          25,511                  100,274                   0.0%
#    Genworth MI Canada, Inc.                                               213,003                7,446,270                   0.1%
#    Glacier Media, Inc.                                                     26,100                   38,674                   0.0%
#*   GLG Life Tech Corp.                                                     24,267                    8,343                   0.0%
*    GLV, Inc. Class A                                                      161,845                  330,281                   0.0%
#*   Golden Star Resources, Ltd.                                          1,786,705                  507,294                   0.0%
*    Gran Tierra Energy, Inc.                                             1,710,988                7,803,095                   0.1%
     Guardian Capital Group, Ltd. Class A                                    15,961                  258,735                   0.0%
*    Heroux-Devtek, Inc.                                                    407,417                3,672,736                   0.0%
#    HNZ Group, Inc.                                                         14,930                  263,217                   0.0%
#    HudBay Minerals, Inc.                                                4,452,663               34,094,744                   0.3%
#    Hudson's Bay Co.                                                        58,821                1,020,841                   0.0%
*    IAMGOLD Corp.                                                        2,368,902                4,497,982                   0.1%
#    Indigo Books & Music, Inc.                                               6,242                   70,116                   0.0%
*    Interfor Corp.                                                         930,772               14,155,035                   0.1%
     Intertape Polymer Group, Inc.                                          653,542                9,573,647                   0.1%
#*   Ithaca Energy, Inc.                                                  3,970,506                5,073,004                   0.1%
#*   Ivanhoe Energy, Inc.                                                    34,866                   39,288                   0.0%
*    Katanga Mining, Ltd.                                                   363,169                  125,670                   0.0%
*    Kingsway Financial Services, Inc.                                      303,286                1,964,410                   0.0%
#*   Kirkland Lake Gold, Inc.                                               732,476                2,274,669                   0.0%
#*   Lake Shore Gold Corp.                                                7,266,492                5,286,831                   0.1%
#    Laurentian Bank of Canada                                              753,210               33,134,423                   0.3%
*    Legacy Oil + Gas, Inc.                                               4,303,962               17,528,225                   0.2%
*    Leucrotta Exploration, Inc.                                             79,900                  119,100                   0.0%
#    Lightstream Resources, Ltd.                                          4,421,434               11,690,585                   0.1%
     Linamar Corp.                                                          639,104               32,645,594                   0.3%
#    Liquor Stores N.A., Ltd.                                               205,047                2,365,122                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
CANADA -- (Continued)
#    Long Run Exploration, Ltd.                                           3,083,164    $           8,726,581                   0.1%
     Magellan Aerospace Corp.                                                11,314                  124,177                   0.0%
#    Major Drilling Group International, Inc.                               481,751                2,812,583                   0.0%
     Martinrea International, Inc.                                          506,717                5,372,670                   0.1%
#*   Maxim Power Corp.                                                        3,832                    8,840                   0.0%
#*   Mega Uranium, Ltd.                                                   1,406,446                  149,748                   0.0%
     Melcor Developments, Ltd.                                               24,053                  525,216                   0.0%
*    Mercator Minerals, Ltd.                                                861,957                       --                   0.0%
#*   Migao Corp.                                                            882,655                1,143,407                   0.0%
*    Mitel Networks Corp.                                                   261,414                2,437,742                   0.0%
     Nevsun Resources, Ltd.                                               1,253,045                4,235,927                   0.0%
#    New Flyer Industries, Inc.                                              84,052                  969,501                   0.0%
*    New Gold, Inc.                                                         722,763                2,622,866                   0.0%
     Newalta Corp.                                                          935,729               16,895,511                   0.2%
#*   Niko Resources, Ltd.                                                   214,057                   58,877                   0.0%
     North American Energy Partners, Inc.                                    28,487                  152,160                   0.0%
#*   North American Palladium, Ltd.                                         247,616                   39,547                   0.0%
*    NuVista Energy, Ltd.                                                 2,319,172               21,338,728                   0.2%
*    OceanaGold Corp.                                                     5,829,362                9,516,903                   0.1%
*    Orvana Minerals Corp.                                                   58,211                   15,753                   0.0%
*    Osisko Gold Royalties, Ltd.                                             47,679                  595,638                   0.0%
     Pan American Silver Corp.                                            1,573,512               14,547,709                   0.1%
*    Parex Resources, Inc.                                                   99,495                  911,923                   0.0%
#*   Perpetual Energy, Inc.                                                  53,800                   66,829                   0.0%
*    Phoscan Chemical Corp.                                               2,937,865                  742,905                   0.0%
     Pizza Pizza Royalty Corp.                                               22,900                  277,958                   0.0%
#*   Polaris Minerals Corp.                                                  19,500                   38,064                   0.0%
#*   Poseidon Concepts Corp.                                                581,697                      873                   0.0%
#*   Primero Mining Corp.                                                 2,672,406                9,128,932                   0.1%
#    Pulse Seismic, Inc.                                                    697,463                1,837,953                   0.0%
#*   QLT, Inc.                                                            1,077,170                4,291,285                   0.0%
#*   Questerre Energy Corp. Class A                                         738,449                  478,300                   0.0%
#*   RB Energy, Inc.                                                        238,050                   15,841                   0.0%
     Reitmans Canada, Ltd. Class A                                          243,810                1,330,404                   0.0%
#*   Richmont Mines, Inc.                                                    61,534                  126,666                   0.0%
*    RMP Energy, Inc.                                                     1,894,708                9,952,239                   0.1%
*    Rock Energy, Inc.                                                      164,061                  804,984                   0.0%
#    Rocky Mountain Dealerships, Inc.                                        48,953                  463,448                   0.0%
#    Rogers Sugar, Inc.                                                      49,247                  194,008                   0.0%
     RONA, Inc.                                                           3,166,544               38,631,809                   0.3%
*    San Gold Corp.                                                         478,925                   23,372                   0.0%
#*   Sandstorm Gold, Ltd.                                                    11,000                   31,622                   0.0%
#    Savanna Energy Services Corp.                                        2,310,973               12,466,808                   0.1%
*    Scorpio Mining Corp.                                                    65,907                   11,111                   0.0%
#    Sherritt International Corp.                                         7,277,981               18,081,138                   0.2%
*    Shore Gold, Inc.                                                     2,241,430                  387,808                   0.0%
#*   Sierra Wireless, Inc.                                                  846,527               23,163,917                   0.2%
#*   Silver Standard Resources, Inc.                                      1,203,715                5,243,992                   0.1%
*    Sonde Resources Corp.                                                  463,104                   28,763                   0.0%
#*   Southern Pacific Resource Corp.                                        156,000                    4,152                   0.0%
#*   Sprott Resource Corp.                                                2,169,141                4,022,452                   0.0%
#    Sprott, Inc.                                                         1,578,971                3,390,364                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    ------------------
CANADA -- (Continued)
#    Spyglass Resources Corp.                                             2,753,858    $           2,590,027                   0.0%
*    St Andrew Goldfields, Ltd.                                             764,897                  159,488                   0.0%
#*   Stornoway Diamond Corp.                                                147,408                   74,551                   0.0%
#    Strad Energy Services, Ltd.                                             18,864                   77,160                   0.0%
     Stuart Olson, Inc.                                                     166,271                1,125,636                   0.0%
#    Superior Plus Corp.                                                    401,852                4,353,501                   0.0%
#    Surge Energy, Inc.                                                     998,995                5,539,877                   0.1%
#*   TAG Oil, Ltd.                                                          219,320                  309,408                   0.0%
*    Taseko Mines, Ltd.                                                     704,493                  925,114                   0.0%
#*   Tembec, Inc.                                                           614,867                1,560,285                   0.0%
#*   Teranga Gold Corp.(B4L8QT1)                                            832,294                  367,639                   0.0%
#*   Teranga Gold Corp.(B5TDK82)                                          2,768,144                1,080,683                   0.0%
#*   Tethys Petroleum, Ltd.                                                 313,719                   80,723                   0.0%
#*   Thompson Creek Metals Co., Inc.                                      4,470,975                8,449,649                   0.1%
*    Timmins Gold Corp.                                                   1,083,086                1,037,871                   0.0%
     TLC Vision Corp.                                                       829,259                       --                   0.0%
     TMX Group, Ltd.                                                         14,718                  707,921                   0.0%
#    TORC Oil & Gas, Ltd.                                                   652,042                6,115,154                   0.1%
#    Torstar Corp. Class B                                                  624,031                3,643,249                   0.0%
#*   Touchstone Exploration, Inc.                                         1,231,424                  655,565                   0.0%
#    Transcontinental, Inc. Class A                                       1,629,923               22,256,790                   0.2%
     TransGlobe Energy Corp.                                                342,357                1,485,405                   0.0%
     Trinidad Drilling, Ltd.                                              3,263,431               21,253,346                   0.2%
#    Twin Butte Energy, Ltd.                                              2,329,087                3,099,801                   0.0%
#*   Uex Corp.                                                              529,131                  131,455                   0.0%
     Uni-Select, Inc.                                                        60,949                1,533,662                   0.0%
     Valener, Inc.                                                          196,117                2,801,547                   0.0%
*    Wesdome Gold Mines, Ltd.                                                23,000                   14,897                   0.0%
     West Fraser Timber Co., Ltd.                                         1,107,322               58,094,982                   0.5%
     Western Energy Services Corp.                                          744,387                4,722,388                   0.1%
     Westjet Airlines, Ltd.                                                  76,543                2,165,792                   0.0%
     Whistler Blackcomb Holdings, Inc.                                       39,397                  665,210                   0.0%
#    Whitecap Resources, Inc.                                                19,097                  247,216                   0.0%
*    Xtreme Drilling and Coil Services Corp.                                452,639                1,249,019                   0.0%
*    Yellow Media, Ltd.                                                      31,097                  454,156                   0.0%
#    Zargon Oil & Gas, Ltd.                                                 157,063                  854,262                   0.0%
                                                                                       ---------------------    ------------------
TOTAL CANADA                                                                                   1,005,331,407                   8.6%
                                                                                       ---------------------    ------------------
CHINA -- (0.0%)
*    Hanfeng Evergreen, Inc.                                                707,267                  162,375                   0.0%
     Hopewell Highway Infrastructure, Ltd.                                  149,350                   72,230                   0.0%
     Zhuhai Holdings Investment Group, Ltd.                              12,906,000                2,463,795                   0.0%
                                                                                       ---------------------    ------------------
TOTAL CHINA                                                                                        2,698,400                   0.0%
                                                                                       ---------------------    ------------------
DENMARK -- (1.6%)
*    Alm Brand A.S.                                                       2,279,674               12,445,369                   0.1%
*    Auriga Industries A.S. Class B                                           3,891                  201,051                   0.0%
#*   Bang & Olufsen A.S.                                                     33,508                  260,076                   0.0%
     BankNordik P/F                                                             616                   11,622                   0.0%
     Brodrene Hartmann A.S.                                                  49,034                1,412,350                   0.0%
#    D/S Norden A.S.                                                        591,387               15,551,571                   0.1%
     Dfds A.S.                                                              106,686                9,041,875                   0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
DENMARK -- (Continued)
     Djurslands Bank A.S.                                                     6,785    $             230,193                   0.0%
     East Asiatic Co., Ltd. A.S.                                            152,996                1,378,178                   0.0%
     GPV Industri A.S. Series B                                               6,000                       --                   0.0%
*    Greentech Energy Systems A.S.                                           18,060                   21,758                   0.0%
*    H+H International A.S. Class B                                          58,677                  408,316                   0.0%
     Harboes Bryggeri A.S. Class B                                           20,575                  289,211                   0.0%
*    Jyske Bank A.S.                                                        257,200               13,867,895                   0.1%
     Lan & Spar Bank                                                          5,706                  360,459                   0.0%
     NKT Holding A.S.                                                        97,674                5,066,504                   0.1%
     Nordjyske Bank A.S.                                                     14,034                  305,022                   0.0%
     Norresundby Bank A.S.                                                    5,455                  275,580                   0.0%
*    Parken Sport & Entertainment A.S.                                        1,495                   15,364                   0.0%
     PER Aarsleff A.S. Class B                                               41,163                6,851,065                   0.1%
     Ringkjoebing Landbobank A.S.                                               689                  132,774                   0.0%
     Schouw & Co.                                                           309,653               13,719,373                   0.1%
#    Solar A.S. Class B                                                       3,557                  164,704                   0.0%
     Spar Nord Bank A.S.                                                    634,050                6,409,216                   0.1%
*    Sydbank A.S.                                                           650,846               20,661,743                   0.2%
*    TK Development A.S.                                                  1,056,373                1,548,897                   0.0%
*    Topsil Semiconductor Matls                                             491,072                   38,211                   0.0%
*    Torm A.S.                                                              326,815                   20,927                   0.0%
     United International Enterprises                                            47                    8,378                   0.0%
*    Vestas Wind Systems A.S.                                             2,910,693               97,144,292                   0.8%
#*   Vestjysk Bank A.S.                                                     130,615                  248,903                   0.0%
                                                                                       ---------------------    ------------------
TOTAL DENMARK                                                                                    208,090,877                   1.8%
                                                                                       ---------------------    ------------------
FINLAND -- (2.1%)
     Ahlstrom Oyj                                                            50,307                  459,393                   0.0%
     Aktia Bank Oyj                                                          85,494                1,040,147                   0.0%
     Amer Sports Oyj                                                         46,257                  886,589                   0.0%
     Apetit Oyj                                                              64,219                1,149,482                   0.0%
     Aspo Oyj                                                                 3,039                   26,972                   0.0%
     Atria Oyj                                                              129,160                1,140,394                   0.0%
     Bank of Aland P.L.C. Class A                                             5,030                   66,539                   0.0%
*    Biotie Therapies Oyj                                                     4,759                    1,228                   0.0%
#    Cargotec Oyj                                                           418,111               12,621,917                   0.1%
#    Cramo Oyj                                                              204,757                2,986,222                   0.0%
     Digia Oyj                                                               27,963                  107,224                   0.0%
*    Finnair Oyj                                                          1,281,521                4,002,920                   0.0%
*    Finnlines Oyj                                                          614,000               11,619,641                   0.1%
     Fiskars Oyj Abp                                                         90,410                2,516,905                   0.0%
     Glaston Oyj Abp                                                         32,935                   13,933                   0.0%
     HKScan Oyj Class A                                                     450,600                1,916,587                   0.0%
     Huhtamaki Oyj                                                        1,740,823               44,173,657                   0.4%
#    Kemira Oyj                                                           2,020,251               26,088,613                   0.2%
     Kesko Oyj Class A                                                        6,632                  240,880                   0.0%
     Kesko Oyj Class B                                                      841,661               31,920,434                   0.3%
#*   Lemminkainen Oyj                                                       104,048                1,544,471                   0.0%
     Metsa Board Oyj                                                      4,530,939               20,238,995                   0.2%
     Munksjo Oyj                                                             27,842                  262,105                   0.0%
#    Neste Oil Oyj                                                        1,780,186               38,415,420                   0.3%
     Okmetic Oyj                                                            297,467                1,775,931                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
FINLAND -- (Continued)
*    Oriola-KD Oyj Class A                                                    2,365    $               7,716                   0.0%
*    Oriola-KD Oyj Class B                                                  710,159                2,348,368                   0.0%
#*   Outokumpu Oyj                                                        5,013,211               28,460,617                   0.3%
*    Poyry Oyj                                                               10,061                   40,411                   0.0%
     Raisio Oyj Class V                                                   1,404,262                7,004,796                   0.1%
     Saga Furs Oyj                                                           18,354                  578,751                   0.0%
#    Sanoma Oyj                                                           1,442,117                8,298,381                   0.1%
     SRV Group Oyj                                                            4,046                   17,943                   0.0%
#    Stockmann Oyj Abp                                                      106,462                1,179,375                   0.0%
     Tikkurila Oyj                                                          216,636                4,473,778                   0.1%
     Viking Line Abp                                                         16,240                  279,280                   0.0%
#    YIT Oyj                                                                797,910                5,337,979                   0.1%
                                                                                       ---------------------    ------------------
TOTAL FINLAND                                                                                    263,243,994                   2.3%
                                                                                       ---------------------    ------------------
FRANCE -- (3.4%)
     Actia Group                                                             57,576                  343,507                   0.0%
#*   Air France-KLM                                                       2,782,561               23,507,382                   0.2%
     Albioma SA                                                               8,554                  185,537                   0.0%
     Altamir                                                                 68,975                  864,861                   0.0%
     April                                                                    7,583                  113,535                   0.0%
#    Aubay                                                                   69,484                  825,720                   0.0%
     Audika Groupe                                                              390                    5,740                   0.0%
#    Bigben Interactive                                                       2,948                   19,176                   0.0%
     Bonduelle S.C.A.                                                       187,017                4,709,909                   0.1%
     Bongrain SA                                                            139,659                9,496,771                   0.1%
     Burelle SA                                                              11,385                7,771,386                   0.1%
#*   Cegedim SA                                                              40,268                1,292,771                   0.0%
     Cegid Group                                                             57,174                2,104,349                   0.0%
#*   CGG SA                                                                 865,937                5,002,896                   0.1%
*    Chargeurs SA                                                            45,758                  274,374                   0.0%
*    Cie des Alpes                                                           75,050                1,457,478                   0.0%
*    Club Mediterranee SA                                                   401,470               11,310,931                   0.1%
     Derichebourg SA                                                      1,087,936                2,730,793                   0.0%
     Devoteam SA                                                              8,490                  135,997                   0.0%
#*   Eramet                                                                  24,023                2,232,023                   0.0%
#*   Esso SA Francaise                                                       35,995                1,393,159                   0.0%
     Exel Industries Class A                                                    331                   18,752                   0.0%
     Faiveley Transport SA                                                    7,926                  476,658                   0.0%
     Fleury Michon SA                                                        24,291                1,402,493                   0.0%
     Gaumont SA                                                              22,166                1,102,323                   0.0%
     Gevelot SA                                                               4,329                  559,112                   0.0%
#    GL Events                                                               87,189                1,742,587                   0.0%
     Groupe Crit                                                              5,037                  258,150                   0.0%
     Groupe Flo                                                              50,246                  177,732                   0.0%
*    Groupe Fnac                                                             90,064                3,792,465                   0.0%
*    Groupe Open                                                                863                    9,482                   0.0%
     Guerbet                                                                 49,533                2,303,768                   0.0%
     Havas SA                                                             4,936,605               39,930,886                   0.4%
*    Hi-Media SA                                                            367,546                1,170,440                   0.0%
*    Immobiliere Hoteliere SA                                                27,700                       --                   0.0%
     IPSOS                                                                   50,976                1,322,042                   0.0%
     Jacquet Metal Service                                                  237,778                4,057,881                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
FRANCE -- (Continued)
     Korian-Medica                                                           63,558    $           2,295,909                   0.0%
     Lagardere SCA                                                        1,173,128               28,549,632                   0.3%
     Lanson-BCC                                                                 333                   13,938                   0.0%
*    Le Noble Age                                                             8,397                  204,107                   0.0%
     LISI                                                                   254,080                6,374,969                   0.1%
*    Manitou BF SA                                                            5,917                   82,328                   0.0%
     Manutan International                                                   24,868                1,201,542                   0.0%
     Mersen                                                                 193,670                4,659,640                   0.1%
     MGI Coutier                                                            102,540                1,520,094                   0.0%
#    Montupet                                                               152,832               11,861,778                   0.1%
     Mr Bricolage                                                           114,065                2,078,081                   0.0%
#    Naturex                                                                  8,872                  617,467                   0.0%
#*   Nexans SA                                                              668,322               20,364,150                   0.2%
     Nexity SA                                                              560,521               20,123,860                   0.2%
*    NRJ Group                                                               10,560                   91,586                   0.0%
#*   Onxeo                                                                   17,692                  148,935                   0.0%
#*   Orco Property Group SA                                                 109,892                   51,052                   0.0%
#    Paris Orleans SA                                                         3,220                   70,230                   0.0%
*    Parrot SA                                                               14,526                  275,571                   0.0%
*    Peugeot SA                                                           3,646,402               43,335,736                   0.4%
#*   Pierre & Vacances SA                                                   105,867                2,632,167                   0.0%
     Plastic Omnium SA                                                      863,650               19,669,583                   0.2%
     PSB Industries SA                                                       14,426                  634,521                   0.0%
     Rallye SA                                                              516,699               20,025,446                   0.2%
#*   Recylex SA                                                              78,137                  185,084                   0.0%
     Robertet SA                                                                409                   84,621                   0.0%
     Saft Groupe SA                                                          38,298                1,139,203                   0.0%
     Samse SA                                                                   243                   32,979                   0.0%
     Seche Environnement SA                                                  25,234                  741,830                   0.0%
*    Securidev SA                                                            16,908                  786,986                   0.0%
#*   Sequana SA                                                             477,130                1,418,047                   0.0%
#    Societe des Bains de Mer et du Cercle des
     Etrangers a Monaco                                                      70,051                3,917,931                   0.0%
     Societe Internationale de Plantations d'Heveas SA                        2,071                   86,185                   0.0%
     Societe Television Francaise 1                                         356,393                5,313,297                   0.1%
#*   SOITEC                                                               4,222,858               10,507,764                   0.1%
     Sopra Group SA                                                         139,916               10,487,966                   0.1%
#*   Spir Communication SA                                                   26,393                  380,141                   0.0%
#*   Ste Industrielle d'Aviation Latecoere SA                               133,034                1,592,330                   0.0%
     Stef SA                                                                    153                    8,724                   0.0%
     Sword Group                                                             50,923                1,184,548                   0.0%
*    Technicolor SA                                                         693,246                4,092,935                   0.0%
     Teleperformance                                                        569,564               35,890,827                   0.3%
     TFF Group                                                                5,276                  399,295                   0.0%
*    Theolia SA                                                           1,162,773                  976,276                   0.0%
     Total Gabon                                                                978                  433,538                   0.0%
     Touax SA                                                                 6,140                  109,245                   0.0%
*    Trigano SA                                                             170,877                3,460,828                   0.0%
*    UBISOFT Entertainment                                                1,170,057               21,184,303                   0.2%
     Vicat                                                                   55,390                3,788,072                   0.0%
     Vilmorin & Cie SA                                                       12,585                1,263,362                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
FRANCE -- (Continued)
     Vranken-Pommery Monopole SA                                             89,380    $           2,697,424                   0.0%
                                                                                       ---------------------    ------------------
TOTAL FRANCE                                                                                     433,149,129                   3.7%
                                                                                       ---------------------    ------------------
GERMANY -- (4.6%)
#*   AAP Implantate AG                                                       27,916                   85,179                   0.0%
     Aareal Bank AG                                                       1,199,589               51,540,648                   0.5%
#*   ADVA Optical Networking SE                                             299,029                1,073,633                   0.0%
#*   Air Berlin P.L.C.                                                      145,784                  215,689                   0.0%
     Allgeier SE                                                             34,648                  617,572                   0.0%
*    Analytik Jena AG                                                       114,784                2,046,168                   0.0%
*    AS Creation Tapeten                                                     22,155                  763,877                   0.0%
     Aurubis AG                                                             993,104               51,842,435                   0.5%
#    Balda AG                                                               638,978                2,196,652                   0.0%
#*   Bauer AG                                                               183,293                2,841,235                   0.0%
#    BayWa AG                                                                99,506                3,941,587                   0.0%
     Bechtle AG                                                              55,295                4,307,898                   0.1%
#    Bilfinger SE                                                           533,320               34,489,724                   0.3%
     Biotest AG                                                              48,662                4,823,032                   0.1%
*    Borussia Dortmund GmbH & Co. KGaA(BQ8P020)                             121,616                  640,093                   0.0%
     Borussia Dortmund GmbH & Co. KGaA(4627193)                             296,023                1,567,724                   0.0%
     Celesio AG                                                             793,746               26,187,131                   0.2%
     CENTROTEC Sustainable AG                                                55,135                  892,979                   0.0%
     Comdirect Bank AG                                                      218,286                2,208,507                   0.0%
#    CropEnergies AG                                                         77,162                  382,457                   0.0%
*    DAB Bank AG                                                             14,585                   85,921                   0.0%
     Data Modul AG                                                           21,919                  495,947                   0.0%
     DEAG Deutsche Entertainment AG                                         177,932                1,315,914                   0.0%
*    Deufol SE                                                               65,810                   64,327                   0.0%
     Deutsche Beteiligungs AG                                                 6,406                  175,602                   0.0%
     Deutz AG                                                             1,372,968                6,185,039                   0.1%
     DMG Mori Seiki AG                                                    1,332,281               34,112,648                   0.3%
     Dr Hoenle AG                                                             7,168                  152,756                   0.0%
     Draegerwerk AG & Co. KGaA                                                8,824                  732,371                   0.0%
     Duerr AG                                                               115,528                8,115,171                   0.1%
     Eckert & Ziegler AG                                                     44,085                1,319,983                   0.0%
     Elmos Semiconductor AG                                                 203,109                3,635,879                   0.0%
#*   Euromicron AG                                                           41,827                  692,738                   0.0%
*    First Sensor AG                                                         10,325                  130,064                   0.0%
     Freenet AG                                                             528,207               13,858,912                   0.1%
#    Gesco AG                                                                 8,837                  780,929                   0.0%
     GFK SE                                                                   3,166                  131,076                   0.0%
     GFT Technologies AG                                                    331,463                4,590,898                   0.1%
     Grammer AG                                                             289,640               10,613,114                   0.1%
*    H&R AG                                                                   3,852                   32,999                   0.0%
*    Hansa Group AG                                                             482                      160                   0.0%
#*   Heidelberger Druckmaschinen AG                                       5,333,749               13,622,950                   0.1%
     Homag Group AG                                                          10,371                  365,445                   0.0%
     Hornbach Baumarkt AG                                                    21,701                  772,901                   0.0%
     Indus Holding AG                                                       111,478                5,124,440                   0.1%
     Isra Vision AG                                                          64,342                3,833,149                   0.0%
#    Jenoptik AG                                                          1,031,282               11,814,978                   0.1%
*    Joyou AG                                                                34,473                  427,935                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
GERMANY -- (Continued)
*    Kampa AG                                                                31,214    $                 548                   0.0%
*    Kloeckner & Co. SE                                                   2,633,338               30,933,862                   0.3%
*    Koenig & Bauer AG                                                       38,019                  481,522                   0.0%
*    Kontron AG                                                           1,074,044                6,219,534                   0.1%
     Krones AG                                                                  946                   90,759                   0.0%
     KSB AG                                                                   6,000                3,234,175                   0.0%
#    KWS Saat AG                                                             15,840                5,166,346                   0.1%
     Leifheit AG                                                             53,391                2,797,853                   0.0%
     Leoni AG                                                               204,824               11,765,792                   0.1%
#*   Manz AG                                                                 45,610                3,727,932                   0.0%
*    Mediclin AG                                                            837,208                3,929,450                   0.0%
*    Medigene AG                                                              5,212                   26,413                   0.0%
     MLP AG                                                                  88,161                  448,450                   0.0%
     Mosaic Software AG                                                      12,800                       --                   0.0%
     Nexus AG                                                               188,043                2,881,942                   0.0%
*    Nordex SE                                                            1,098,988               18,628,439                   0.2%
*    Osram Licht AG                                                          61,894                2,174,270                   0.0%
*    Patrizia Immobilien AG                                                 261,369                3,533,608                   0.0%
#    PNE Wind AG                                                            772,790                2,183,599                   0.0%
     Progress-Werk Oberkirch AG                                               2,128                  113,916                   0.0%
     Puma SE                                                                    686                  144,139                   0.0%
*    PVA TePla AG                                                             2,822                    6,848                   0.0%
*    QIAGEN NV                                                              161,221                3,788,925                   0.0%
     Rheinmetall AG                                                         882,932               38,042,519                   0.3%
     Rohwedder AG                                                            44,910                       --                   0.0%
     SAF-Holland SA                                                         565,795                7,089,569                   0.1%
#    Salzgitter AG                                                          580,878               17,541,869                   0.2%
#*   Singulus Technologies AG                                             1,258,255                  922,418                   0.0%
     Sixt SE                                                                295,833                9,570,298                   0.1%
#*   SKW Stahl-Metallurgie Holding AG                                        59,357                  306,615                   0.0%
#*   SMA Solar Technology AG                                                 86,896                2,163,814                   0.0%
     SMT Scharf AG                                                              831                   15,511                   0.0%
#*   Solarworld AG                                                            8,138                  146,334                   0.0%
     Stroeer Media S.E.                                                       3,943                   89,977                   0.0%
#    Suedzucker AG                                                          127,668                1,777,651                   0.0%
     Surteco SE                                                              13,337                  407,286                   0.0%
#*   Suss Microtec AG                                                       318,135                1,882,168                   0.0%
     Syzygy AG                                                              160,274                1,227,721                   0.0%
#    TAG Immobilien AG                                                      678,246                7,944,026                   0.1%
     Technotrans AG                                                          49,074                  523,229                   0.0%
#    Tipp24 SE                                                               11,323                  544,880                   0.0%
*    Tom Tailor Holding AG                                                   63,247                  886,682                   0.0%
#    Tomorrow Focus AG                                                       27,749                  114,876                   0.0%
     TUI AG                                                               3,423,151               52,422,124                   0.5%
     UMS United Medical Systems International AG                             60,594                  721,359                   0.0%
*    VERBIO Vereinigte BioEnergie AG                                         71,199                  130,796                   0.0%
     Vossloh AG                                                              28,643                1,649,880                   0.0%
     VTG AG                                                                 159,367                3,222,483                   0.0%
#    Wacker Chemie AG                                                        23,039                2,791,843                   0.0%
     Wacker Neuson SE                                                       473,839                9,220,303                   0.1%
                                                                                       ---------------------    ------------------
TOTAL GERMANY                                                                                    579,483,019                   5.0%
                                                                                       ---------------------    ------------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
GREECE -- (0.0%)
     Alapis Holding Industrial and Commercial
     SA of Pharmaceutical Chemical Products                                 173,961    $                  --                   0.0%
     Atlantic Supermarkets SA                                               129,593                       --                   0.0%
*    Bank of Cyprus PCL                                                   3,206,782                       --                   0.0%
     Ergas SA                                                               104,948                       --                   0.0%
     Etma Rayon SA                                                           39,176                       --                   0.0%
*    Michaniki SA                                                           986,718                   23,184                   0.0%
*    T Bank SA                                                            1,210,617                       --                   0.0%
     Themeliodomi SA                                                        140,360                       --                   0.0%
*    Tropea Holding SA                                                        4,581                    2,153                   0.0%
                                                                                       ---------------------    ------------------
TOTAL GREECE                                                                                          25,337                   0.0%
                                                                                       ---------------------    ------------------
HONG KONG -- (2.4%)
     Alco Holdings, Ltd.                                                     88,000                   19,176                   0.0%
     Allan International Holdings                                            10,000                    2,819                   0.0%
     Allied Group, Ltd.                                                   2,157,000                8,844,931                   0.1%
     Allied Properties HK, Ltd.                                          40,152,372                7,712,467                   0.1%
*    Apac Resources, Ltd.                                                 1,356,070                   33,962                   0.0%
     APT Satellite Holdings, Ltd.                                           461,250                  675,160                   0.0%
     Asia Financial Holdings, Ltd.                                        4,238,106                1,753,815                   0.0%
     Asia Standard Hotel Group, Ltd.                                      2,311,359                  334,118                   0.0%
     Asia Standard International Group, Ltd.                              4,381,756                1,068,705                   0.0%
     Associated International Hotels, Ltd.                                1,683,000                4,936,353                   0.1%
*    Bel Global Resources Holdings, Ltd.                                 16,756,000                       --                   0.0%
     Century City International Holdings, Ltd.                           31,035,300                2,281,473                   0.0%
     Champion Technology Holdings, Ltd.                                 121,067,373                2,676,950                   0.0%
     Chen Hsong Holdings                                                  2,048,000                  588,652                   0.0%
     Cheuk Nang Holdings, Ltd.                                            4,210,869                3,698,876                   0.0%
*    Cheung Wo International Holdings, Ltd.                                 168,000                   11,915                   0.0%
     Chevalier International Holdings, Ltd.                               2,603,418                4,218,629                   0.1%
*    China Billion Resources, Ltd.                                       64,707,136                       --                   0.0%
#*   China Daye Non-Ferrous Metals Mining, Ltd.                           9,598,000                  205,789                   0.0%
*    China Energy Development Holdings, Ltd.                              7,122,000                  212,201                   0.0%
     China Motor Bus Co., Ltd.                                               28,200                  345,269                   0.0%
*    China Renji Medical Group, Ltd.                                      9,249,100                  405,802                   0.0%
*    China Star Entertainment, Ltd.                                      27,000,000                  410,883                   0.0%
     Chinney Investments, Ltd.                                            1,924,000                  322,432                   0.0%
     Chong Hing Bank, Ltd.                                                  123,201                  273,087                   0.0%
     Chu Kong Shipping Enterprise Group Co., Ltd.                         3,396,000                  845,468                   0.0%
     Chuang's China Investments, Ltd.                                    20,949,610                1,349,439                   0.0%
     Chuang's Consortium International, Ltd.                             24,739,155                3,029,957                   0.0%
     Chun Wo Development Holdings, Ltd.                                  10,349,143                1,588,712                   0.0%
     CSI Properties, Ltd.                                               119,575,476                5,170,418                   0.1%
*    CST Mining Group, Ltd.                                             103,016,000                  570,795                   0.0%
     Dah Sing Banking Group, Ltd.                                           493,088                  895,906                   0.0%
     Dah Sing Financial Holdings, Ltd.                                    1,489,756                9,276,290                   0.1%
*    Dan Form Holdings Co., Ltd.                                         19,223,896                1,909,284                   0.0%
     Dickson Concepts International, Ltd.                                   336,500                  176,364                   0.0%
     Dorsett Hospitality International, Ltd.                              2,165,000                  382,419                   0.0%
     EcoGreen Fine Chemicals Group, Ltd.                                    952,000                  281,909                   0.0%
     Emperor International Holdings, Ltd.                                33,754,333                7,359,908                   0.1%
     Emperor Watch & Jewellery, Ltd.                                      8,220,000                  376,496                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
HONG KONG -- (Continued)
*    EPI Holdings, Ltd.                                                  48,996,388    $           1,099,652                   0.0%
*    eSun Holdings, Ltd.                                                 18,512,400                2,053,980                   0.0%
     Ezcom Holdings, Ltd.                                                    67,280                       --                   0.0%
#    Far East Consortium International, Ltd.                             16,380,904                6,086,682                   0.1%
     Fountain SET Holdings, Ltd.                                         17,876,000                2,074,178                   0.0%
*    Frontier Services Group, Ltd.                                        1,804,609                  341,999                   0.0%
*    G-Resources Group, Ltd.                                            125,535,000                3,068,628                   0.0%
     Get Nice Holdings, Ltd.                                             86,182,000                3,943,959                   0.1%
*    Global Brands Group Holding, Ltd.                                    1,738,000                  382,935                   0.0%
     Gold Peak Industries Holding, Ltd.                                   7,170,907                  665,068                   0.0%
     Golden Resources Development International, Ltd.                    11,811,000                  699,964                   0.0%
*    Grande Holdings, Ltd. (The)                                          3,082,000                   30,601                   0.0%
     Great Eagle Holdings, Ltd.                                           3,044,159               10,246,927                   0.1%
     Guangnan Holdings, Ltd.                                              1,370,000                  224,424                   0.0%
*    Hao Tian Development Group, Ltd.                                     8,466,000                  545,860                   0.0%
#    Harbour Centre Development, Ltd.                                     2,295,000                4,174,432                   0.1%
     High Fashion International, Ltd.                                       996,000                  382,832                   0.0%
#    HKR International, Ltd.                                             17,343,998                8,383,748                   0.1%
#    Hon Kwok Land Investment Co., Ltd.                                   7,798,935                2,716,813                   0.0%
     Hong Fok Land, Ltd.                                                  4,248,000                       --                   0.0%
#    Hong Kong Ferry Holdings Co., Ltd.                                   1,791,000                2,050,538                   0.0%
*    Hong Kong Television Network, Ltd.                                     802,000                  319,621                   0.0%
     Hongkong & Shanghai Hotels (The)                                       970,431                1,536,742                   0.0%
#    Hongkong Chinese, Ltd.                                              23,995,100                5,667,972                   0.1%
     Hopewell Holdings, Ltd.                                              2,987,000               10,619,529                   0.1%
#    Hsin Chong Construction Group, Ltd.                                  3,864,000                  478,313                   0.0%
     Hung Hing Printing Group, Ltd.                                       8,545,275                1,245,579                   0.0%
*    International Standard Resources Holdings, Ltd.                     40,452,500                2,321,610                   0.0%
     IPE Group, Ltd.                                                      3,000,000                  278,478                   0.0%
*    IRC, Ltd.                                                           11,804,000                  913,860                   0.0%
     ITC Corp., Ltd.                                                        910,653                   70,504                   0.0%
     ITC Properties Group, Ltd.                                           1,081,242                  544,223                   0.0%
     Jinchang Pharmaceutical Holdings, Ltd.                                 507,600                       --                   0.0%
*    Jinhui Holdings Co., Ltd.                                            1,108,000                  198,601                   0.0%
#    K Wah International Holdings, Ltd.                                  13,725,141                8,609,093                   0.1%
     Kantone Holdings, Ltd.                                              33,383,975                  412,434                   0.0%
     Keck Seng Investments                                                2,936,000                2,610,129                   0.0%
*    King Stone Energy Group, Ltd.                                        4,695,000                  150,809                   0.0%
#    Kingston Financial Group, Ltd.                                      11,569,424                1,372,650                   0.0%
     Kowloon Development Co., Ltd.                                        9,589,277               11,463,277                   0.1%
     Kwoon Chung Bus Holdings, Ltd.                                         150,000                   74,373                   0.0%
*    Lai Sun Development Co., Ltd.                                      326,203,666                8,365,669                   0.1%
*    Lai Sun Garment International, Ltd.                                 40,954,960                6,133,852                   0.1%
     Lam Soon Hong Kong, Ltd.                                               139,250                  124,114                   0.0%
     Lerado Group Holding Co., Ltd.                                       4,296,000                  648,218                   0.0%
     Lippo China Resources, Ltd.                                         13,074,000                  607,175                   0.0%
     Lippo, Ltd.                                                          4,694,500                2,793,462                   0.0%
#    Liu Chong Hing Investment, Ltd.                                      3,240,000                4,098,260                   0.1%
     Luen Thai Holdings, Ltd.                                               594,000                  121,112                   0.0%
     Luks Group Vietnam Holdings Co., Ltd.                                1,002,642                  271,474                   0.0%
     Magnificent Estates                                                 39,120,600                1,866,130                   0.0%
     Man Yue Technology Holdings, Ltd.                                    1,540,000                  344,947                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
HONG KONG -- (Continued)
     Ming Fai International Holdings, Ltd.                                  338,000    $              34,888                   0.0%
*    Ming Fung Jewellery Group, Ltd.                                      2,970,000                   32,978                   0.0%
     Miramar Hotel & Investment                                           1,714,000                2,164,021                   0.0%
#*   Mongolian Mining Corp.                                               6,158,000                  556,182                   0.0%
     Nanyang Holdings, Ltd.                                                 101,350                  512,529                   0.0%
     National Electronic Hldgs                                            5,126,408                  654,678                   0.0%
*    Neo-Neon Holdings, Ltd.                                              7,654,000                1,233,139                   0.0%
*    Neptune Group, Ltd.                                                 59,080,000                1,341,604                   0.0%
     New Century Group Hong Kong, Ltd.                                      648,000                   12,043                   0.0%
*    New Times Energy Corp., Ltd.                                         6,386,300                  300,800                   0.0%
     Next Media, Ltd.                                                     2,326,000                  222,153                   0.0%
*    Orange Sky Golden Harvest Entertainment
     Holdings, Ltd.                                                      10,075,000                  793,440                   0.0%
     Orient Overseas International, Ltd.                                  1,049,000                5,949,353                   0.1%
     Orient Power Holdings, Ltd.                                          2,182,573                       --                   0.0%
     Oriental Watch Holdings                                              1,682,000                  375,718                   0.0%
     Pacific Andes International Holdings, Ltd.                          51,333,927                2,151,806                   0.0%
#    Pacific Basin Shipping, Ltd.                                        12,225,000                5,851,480                   0.1%
     Paliburg Holdings, Ltd.                                             11,753,041                3,849,844                   0.0%
*    Ping Shan Tea Group, Ltd.                                           17,972,000                  169,147                   0.0%
     Playmates Holdings, Ltd.                                             3,153,700                3,377,988                   0.0%
     Pokfulam Development Co.                                               268,000                  425,131                   0.0%
     Polytec Asset Holdings, Ltd.                                        45,099,190                6,580,446                   0.1%
     Public Financial Holdings, Ltd.                                        858,444                  409,964                   0.0%
     PYI Corp., Ltd.                                                    102,188,086                2,302,949                   0.0%
     Regal Hotels International Holdings, Ltd.                            9,200,623                5,611,108                   0.1%
*    Richfield Group Holdings, Ltd.                                       2,544,000                   91,833                   0.0%
     Rivera Holdings, Ltd.                                                4,405,468                  213,061                   0.0%
     SEA Holdings, Ltd.                                                   2,019,000                1,311,321                   0.0%
     Shun Tak Holdings, Ltd.                                             47,834,546               24,370,863                   0.2%
     Simsen International Corp., Ltd.                                        78,000                   16,897                   0.0%
     Sing Tao News Corp., Ltd.                                              334,000                   47,417                   0.0%
     Singamas Container Holdings, Ltd.                                    7,056,000                1,210,735                   0.0%
#*   SOCAM Development, Ltd.                                              4,380,120                3,643,013                   0.0%
     Soundwill Holdings, Ltd.                                               878,000                1,393,473                   0.0%
*    South China China, Ltd.                                             10,649,216                1,002,869                   0.0%
*    South China Land, Ltd.                                              13,991,066                  214,744                   0.0%
#    Sun Hung Kai & Co., Ltd.                                             3,469,688                2,579,140                   0.0%
*    Symphony Holdings, Ltd.                                              2,362,249                  201,144                   0.0%
     TAI Cheung Holdings, Ltd.                                            4,638,000                3,823,095                   0.0%
     Tai Sang Land Development, Ltd.                                        110,741                   51,629                   0.0%
*    Talent Property Group, Ltd.                                          1,665,000                   17,603                   0.0%
#    Tan Chong International, Ltd.                                        3,984,000                1,480,508                   0.0%
*    Taung Gold International, Ltd.                                       3,750,000                  100,620                   0.0%
     Tern Properties Co., Ltd.                                              168,000                  104,607                   0.0%
     Tian Teck Land, Ltd.                                                   786,000                  900,639                   0.0%
     Transport International Holdings, Ltd.                                  12,000                   21,976                   0.0%
#    Trinity, Ltd.                                                          582,000                  139,733                   0.0%
*    Up Energy Development Group, Ltd.                                    1,236,000                  137,112                   0.0%
     Upbest Group, Ltd.                                                   2,534,000                  405,134                   0.0%
*    Vedan International Holdings, Ltd.                                   4,352,000                  241,436                   0.0%
     Victory City International Holdings, Ltd.                           25,975,316                3,719,041                   0.0%
     VST Holdings, Ltd.                                                     828,000                  285,897                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
HONG KONG -- (Continued)
*    Willie International Holdings, Ltd.                                    200,000    $              61,856                   0.0%
     Win Hanverky Holdings, Ltd.                                             84,000                   10,727                   0.0%
     Wing On Co. International, Ltd.                                      2,756,500                8,003,146                   0.1%
     Wing Tai Properties, Ltd.                                            1,588,749                1,034,730                   0.0%
     Wong's International Hldgs                                              41,000                   13,742                   0.0%
     Yau Lee Holdings, Ltd.                                               1,409,750                  307,503                   0.0%
     Yugang International, Ltd.                                          18,896,000                  275,803                   0.0%
                                                                                       ---------------------    ------------------
TOTAL HONG KONG                                                                                  300,028,695                   2.6%
                                                                                       ---------------------    ------------------
IRELAND -- (0.4%)
     Aer Lingus Group P.L.C.                                              1,504,991                2,706,302                   0.0%
     C&C Group P.L.C.                                                       760,030                3,385,544                   0.0%
     Dragon Oil P.L.C.                                                       37,196                  321,506                   0.0%
     FBD Holdings P.L.C.                                                     64,897                1,097,678                   0.0%
     Smurfit Kappa Group P.L.C.                                           2,055,977               42,480,051                   0.4%
                                                                                       ---------------------    ------------------
TOTAL IRELAND                                                                                     49,991,081                   0.4%
                                                                                       ---------------------    ------------------
ISRAEL -- (0.7%)
#*   Africa Israel Investments, Ltd.                                      3,026,773                4,866,789                   0.1%
*    AL-ROV Israel, Ltd.                                                    102,402                3,000,724                   0.0%
     Albaad Massuot Yitzhak, Ltd.                                                 4                       57                   0.0%
#*   Alon Blue Square Israel, Ltd.                                          167,270                  459,052                   0.0%
*    AudioCodes, Ltd.                                                         9,886                   46,238                   0.0%
*    Azorim-Investment Development & Construction Co., Ltd.                 138,177                  108,063                   0.0%
#*   Clal Biotechnology Industries, Ltd.                                     62,476                   65,075                   0.0%
*    Clal Insurance Enterprises Holdings, Ltd.                              343,633                5,459,443                   0.1%
#    Delta-Galil Industries, Ltd.                                            65,620                1,739,181                   0.0%
#    Direct Insurance Financial Investments, Ltd.                            98,055                  631,454                   0.0%
*    El Al Israel Airlines                                                1,640,647                  228,794                   0.0%
#    Elron Electronic Industries, Ltd.                                      227,875                1,032,452                   0.0%
*    Equital, Ltd.                                                            3,735                   67,606                   0.0%
     First International Bank Of Israel, Ltd.                               567,415                7,990,812                   0.1%
     Formula Systems 1985, Ltd.                                             144,340                3,632,327                   0.0%
#*   Gilat Satellite Networks, Ltd.                                         485,775                2,432,772                   0.0%
#*   Hadera Paper, Ltd.                                                       6,561                  219,355                   0.0%
     Harel Insurance Investments & Financial Services, Ltd.               2,228,368               11,255,413                   0.1%
*    Israel Discount Bank, Ltd. Class A                                  12,028,066               19,399,084                   0.2%
     Israel Land Development Co., Ltd. (The)                                 39,194                  162,372                   0.0%
*    Jerusalem Oil Exploration                                              204,768                8,254,441                   0.1%
     Meitav DS Investments, Ltd.                                             10,434                   35,499                   0.0%
     Menorah Mivtachim Holdings, Ltd.                                       254,619                2,744,341                   0.0%
     Mivtach Shamir Holdings, Ltd.                                              193                    5,428                   0.0%
     Neto ME Holdings, Ltd.                                                   1,339                   64,858                   0.0%
*    Oil Refineries, Ltd.                                                 7,519,296                2,454,384                   0.0%
     Ormat Industries                                                       387,946                2,669,751                   0.0%
     Paz Oil Co., Ltd.                                                          226                   31,941                   0.0%
     Phoenix Holdings, Ltd. (The)                                           656,474                1,924,328                   0.0%
*    Protalix BioTherapeutics, Inc.                                          27,063                   60,366                   0.0%
     Scope Metals Group, Ltd.                                                   743                    8,338                   0.0%
     Shufersal, Ltd.                                                         70,276                  173,750                   0.0%
*    Summit Real Estate Holdings, Ltd.                                       27,270                  103,593                   0.0%
#*   Tower Semiconductor, Ltd.                                               31,287                  313,365                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
ISRAEL -- (Continued)
*    Union Bank of Israel                                                   600,641    $           2,310,050                   0.0%
                                                                                       ---------------------    ------------------
TOTAL ISRAEL                                                                                      83,951,496                   0.7%
                                                                                       ---------------------    ------------------
ITALY -- (3.6%)
*    Aeffe SpA                                                               99,325                  254,217                   0.0%
     Alerion Cleanpower SpA                                                  18,320                   63,464                   0.0%
#*   Arnoldo Mondadori Editore SpA                                           53,979                   44,515                   0.0%
#*   Banca Carige SpA                                                     3,897,893                  327,139                   0.0%
     Banca Finnat Euramerica SpA                                            210,745                  114,792                   0.0%
*    Banca Popolare dell'Emilia Romagna SC                                9,396,426               71,701,123                   0.6%
#*   Banca Popolare dell'Etruria e del Lazio                                287,946                  181,837                   0.0%
#*   Banca Popolare di Milano Scarl                                     110,262,326               83,107,298                   0.7%
#    Banca Popolare di Sondrio SCARL                                      1,592,563                6,391,674                   0.1%
     Banco di Desio e della Brianza SpA                                      58,628                  184,917                   0.0%
*    Banco Popolare SC                                                    7,116,853              103,381,009                   0.9%
#*   Brioschi Sviluppo Immobiliare SpA                                      321,080                   37,088                   0.0%
     Buzzi Unicem SpA                                                     1,109,008               15,005,931                   0.1%
*    Caltagirone Editore SpA                                                713,490                  907,997                   0.0%
     Cementir Holding SpA                                                 2,010,356               12,079,333                   0.1%
#*   CIR-Compagnie Industriali Riunite SpA                                5,292,150                5,307,715                   0.1%
     Credito Emiliano SpA                                                   185,599                1,430,157                   0.0%
#*   Credito Valtellinese SC                                             17,363,354               17,979,239                   0.2%
#    d'Amico International Shipping SA                                    1,062,902                  481,625                   0.0%
     Danieli & C Officine Meccaniche SpA                                     12,364                  288,479                   0.0%
     De' Longhi                                                             826,931               16,183,685                   0.1%
*    DeA Capital SpA                                                        333,959                  614,341                   0.0%
*    Delclima                                                               846,828                1,570,006                   0.0%
     El.En. SpA                                                              13,023                  365,922                   0.0%
     Elica SpA                                                               11,560                   23,161                   0.0%
     ERG SpA                                                                414,252                4,750,081                   0.0%
*    Eurotech SpA                                                           522,731                1,017,241                   0.0%
     Falck Renewables SpA                                                 1,254,606                1,590,243                   0.0%
*    Finmeccanica SpA                                                       229,774                2,076,331                   0.0%
     FNM SpA                                                              1,265,028                  916,159                   0.0%
#*   Gruppo Editoriale L'Espresso SpA                                       266,936                  285,643                   0.0%
#*   IMMSI SpA                                                            2,937,881                1,806,722                   0.0%
#*   Intek Group SpA                                                      5,359,454                2,310,816                   0.0%
     Irce SpA                                                                 7,197                   16,047                   0.0%
#    Italcementi SpA                                                      3,094,275               17,721,475                   0.2%
     Italmobiliare SpA                                                      170,500                4,053,880                   0.0%
#*   Prelios SpA                                                            508,672                  166,929                   0.0%
#*   Reno de Medici SpA                                                   1,533,762                  535,559                   0.0%
#*   Retelit SpA                                                            921,056                  682,955                   0.0%
#*   Safilo Group SpA                                                       530,390                7,191,352                   0.1%
     Snia SpA                                                               271,793                       --                   0.0%
#    Societa Cattolica di Assicurazioni SCRL                                 93,677                1,450,862                   0.0%
     Societa Iniziative Autostradali e Servizi SpA                           32,320                  323,838                   0.0%
     SOL SpA                                                                 73,545                  589,149                   0.0%
#    Trevi Finanziaria Industriale SpA                                       85,597                  307,805                   0.0%
     Uni Land SpA                                                            37,715                       --                   0.0%
     Unione di Banche Italiane SCPA                                       1,024,349                8,044,718                   0.1%
     Unipol Gruppo Finanziario SpA                                        5,874,555               28,418,352                   0.3%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
ITALY -- (Continued)
     UnipolSai SpA                                                       11,808,833    $          31,750,854                   0.3%
#    Vianini Lavori SpA                                                     344,977                2,090,791                   0.0%
                                                                                       ---------------------    ------------------
TOTAL ITALY                                                                                      456,124,466                   3.9%
                                                                                       ---------------------    ------------------
JAPAN -- (22.4%)
     A&D Co., Ltd.                                                          172,700                  816,197                   0.0%
     Achilles Corp.                                                       2,360,000                3,242,069                   0.0%
     ADEKA Corp.                                                            782,000               10,094,322                   0.1%
#    Agro-Kanesho Co., Ltd.                                                  47,900                  389,519                   0.0%
     Ahresty Corp.                                                          532,100                2,984,285                   0.0%
     Aichi Bank, Ltd. (The)                                                 204,000               10,017,480                   0.1%
     Aichi Corp.                                                            182,000                  896,188                   0.0%
     Aichi Steel Corp.                                                    1,805,000                6,491,696                   0.1%
     Aichi Tokei Denki Co., Ltd.                                             20,000                   57,423                   0.0%
#    Aida Engineering, Ltd.                                                 310,107                3,013,647                   0.0%
*    Aigan Co., Ltd.                                                        370,100                  865,089                   0.0%
     Airport Facilities Co., Ltd.                                           519,900                3,555,772                   0.0%
     Aisan Industry Co., Ltd.                                               356,030                2,854,875                   0.0%
     Aizawa Securities Co., Ltd.                                             63,574                  321,113                   0.0%
     Akita Bank, Ltd. (The)                                               4,527,000               12,865,513                   0.1%
#    Alconix Corp.                                                          105,500                1,397,950                   0.0%
#    Alpen Co., Ltd.                                                        353,200                5,451,730                   0.1%
     Alpha Corp.                                                             32,600                  314,664                   0.0%
     Alpha Systems, Inc.                                                     45,960                  607,344                   0.0%
     Alpine Electronics, Inc.                                               450,800                7,694,912                   0.1%
     Alps Logistics Co., Ltd.                                                37,600                  421,803                   0.0%
     AOI Electronic Co., Ltd.                                                36,700                1,731,208                   0.0%
     AOI Pro, Inc.                                                            4,700                   29,094                   0.0%
     AOKI Holdings, Inc.                                                    233,222                2,615,885                   0.0%
     Aomori Bank, Ltd. (The)                                                999,000                2,980,827                   0.0%
     Aoyama Trading Co., Ltd.                                             1,425,299               33,900,682                   0.3%
     Arakawa Chemical Industries, Ltd.                                      366,900                3,757,927                   0.0%
     Arata Corp.                                                             29,000                   86,703                   0.0%
     Araya Industrial Co., Ltd.                                           1,054,000                1,672,025                   0.0%
     Arcland Sakamoto Co., Ltd.                                              41,500                  925,165                   0.0%
     Arisawa Manufacturing Co., Ltd.                                        625,382                4,587,629                   0.1%
     Asahi Broadcasting Corp.                                                42,600                  287,912                   0.0%
     Asahi Kogyosha Co., Ltd.                                               508,000                1,786,979                   0.0%
     Asahi Organic Chemicals Industry Co., Ltd.                           1,658,000                3,866,851                   0.0%
#*   Asanuma Corp.                                                          593,000                  933,988                   0.0%
#*   Ashimori Industry Co., Ltd.                                          1,044,000                1,839,397                   0.0%
     Asia Air Survey Co., Ltd.                                               18,000                   80,956                   0.0%
     ASKA Pharmaceutical Co., Ltd.                                          529,000                5,837,552                   0.1%
     Asunaro Aoki Construction Co., Ltd.                                    672,500                4,750,785                   0.1%
     Atsugi Co., Ltd.                                                     5,231,000                5,366,756                   0.1%
     Awa Bank, Ltd. (The)                                                   924,000                5,540,876                   0.1%
     Bando Chemical Industries, Ltd.                                        327,000                1,298,171                   0.0%
#    Bank of Iwate, Ltd. (The)                                              356,700               16,324,598                   0.2%
     Bank of Kochi, Ltd. (The)                                              335,000                  431,531                   0.0%
     Bank of Nagoya, Ltd. (The)                                           3,516,706               14,237,219                   0.1%
     Bank of Okinawa, Ltd. (The)                                            162,550                7,120,827                   0.1%
     Bank of Saga, Ltd. (The)                                             3,001,000                6,940,056                   0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
JAPAN -- (Continued)
#    Bank of the Ryukyus, Ltd.                                              936,200    $          15,118,934                   0.1%
     Belluna Co., Ltd.                                                    1,242,824                5,557,823                   0.1%
     Best Denki Co., Ltd.                                                 1,733,700                2,106,533                   0.0%
     Bunka Shutter Co., Ltd.                                                139,016                1,202,354                   0.0%
     Carlit Holdings Co., Ltd.                                               97,800                  512,564                   0.0%
     Cawachi, Ltd.                                                          376,500                5,853,811                   0.1%
     Central Glass Co., Ltd.                                              3,883,000               12,694,107                   0.1%
     Central Security Patrols Co., Ltd.                                      34,000                  358,063                   0.0%
     CFS Corp.                                                                2,000                   11,731                   0.0%
     Chiba Kogyo Bank, Ltd. (The)                                           421,200                2,969,570                   0.0%
     Chino Corp.                                                              1,000                   11,018                   0.0%
#    Chiyoda Integre Co., Ltd.                                              101,600                1,751,650                   0.0%
     Chodai Co., Ltd.                                                        39,600                  303,203                   0.0%
     Chofu Seisakusho Co., Ltd.                                             249,200                7,512,943                   0.1%
#    Chori Co., Ltd.                                                         15,800                  232,239                   0.0%
     Chubu Shiryo Co., Ltd.                                                 357,800                2,182,265                   0.0%
     Chudenko Corp.                                                         570,860                9,117,983                   0.1%
     Chuetsu Pulp & Paper Co., Ltd.                                       2,276,000                3,687,796                   0.0%
     Chugoku Marine Paints, Ltd.                                            730,000                5,769,001                   0.1%
     Chukyo Bank, Ltd. (The)                                              1,781,000                3,279,317                   0.0%
#    Chuo Gyorui Co., Ltd.                                                  627,000                1,458,780                   0.0%
     Chuo Spring Co., Ltd.                                                  945,000                2,783,804                   0.0%
     Cleanup Corp.                                                          613,200                5,385,843                   0.1%
#*   CMK Corp.                                                            1,040,600                2,596,270                   0.0%
     Coca-Cola East Japan Co., Ltd.                                         775,604               13,955,487                   0.1%
     Coca-Cola West Co., Ltd.                                                65,400                  933,606                   0.0%
     Cocokara fine, Inc.                                                     11,700                  284,419                   0.0%
     Computer Engineering & Consulting, Ltd.                                239,900                2,264,914                   0.0%
     Corona Corp.                                                           391,500                4,075,201                   0.0%
     Cosmo Oil Co., Ltd.                                                  5,720,000                8,912,809                   0.1%
     Cresco, Ltd.                                                            31,500                  410,117                   0.0%
#    Cross Plus, Inc.                                                        73,600                  527,169                   0.0%
     CTI Engineering Co., Ltd.                                              284,000                4,508,653                   0.1%
     Dai-Dan Co., Ltd.                                                      620,000                3,509,318                   0.0%
     Dai-ichi Seiko Co., Ltd.                                               181,200                3,431,797                   0.0%
     Daido Kogyo Co., Ltd.                                                  717,447                1,745,761                   0.0%
#    Daido Steel Co., Ltd.                                                   19,000                   72,889                   0.0%
#*   Daiei, Inc. (The)                                                    4,892,600                5,569,653                   0.1%
     Daihatsu Diesel Manufacturing Co., Ltd.                                144,000                1,183,222                   0.0%
#    Daiho Corp.                                                          1,103,000                5,130,132                   0.1%
     Daiichi Jitsugyo Co., Ltd.                                             109,000                  560,429                   0.0%
#    Daiki Aluminium Industry Co., Ltd.                                     479,000                1,329,926                   0.0%
     Daikoku Denki Co., Ltd.                                                 67,500                1,110,894                   0.0%
     Daimaruenawin Co., Ltd.                                                 10,600                   69,769                   0.0%
#    Dainichi Co., Ltd.                                                     272,700                1,904,133                   0.0%
     Dainichiseika Color & Chemicals Manufacturing Co., Ltd.                301,000                1,632,629                   0.0%
     Daisan Bank, Ltd. (The)                                              1,180,000                1,880,374                   0.0%
     Daishi Bank, Ltd. (The)                                              4,698,932               16,627,899                   0.2%
#    Daishinku Corp.                                                        673,000                2,099,594                   0.0%
     Daiso Co., Ltd.                                                          7,000                   22,830                   0.0%
     Daito Bank, Ltd. (The)                                               3,704,000                4,879,157                   0.1%
     Daiwa Industries, Ltd.                                                 296,000                2,257,028                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
JAPAN -- (Continued)
     Daiwabo Holdings Co., Ltd.                                           2,111,000    $           3,850,591                   0.0%
     DBS Co Ltd                                                              83,900                  519,507                   0.0%
#    DC Co., Ltd.                                                           456,400                2,109,046                   0.0%
     DCM Holdings Co., Ltd.                                               1,511,800               10,128,047                   0.1%
     Denki Kagaku Kogyo K.K.                                                506,000                1,652,847                   0.0%
     Denyo Co., Ltd.                                                        146,200                1,938,538                   0.0%
#    DKS Co., Ltd.                                                        1,079,000                4,054,267                   0.0%
     DMW Corp.                                                               58,800                  930,469                   0.0%
     Doutor Nichires Holdings Co., Ltd.                                      35,000                  521,406                   0.0%
#    Duskin Co., Ltd.                                                         5,800                   94,981                   0.0%
     Dydo Drinco, Inc.                                                       41,000                1,756,943                   0.0%
     Dynic Corp.                                                            186,000                  297,692                   0.0%
#    EDION Corp.                                                          2,571,700               18,348,390                   0.2%
#    Ehime Bank, Ltd. (The)                                               2,665,000                5,899,216                   0.1%
     Eidai Co., Ltd.                                                        400,000                1,634,507                   0.0%
     Eighteenth Bank, Ltd. (The)                                          3,963,000               11,226,770                   0.1%
     Eizo Corp.                                                              92,800                1,696,657                   0.0%
#    Endo Lighting Corp.                                                     21,000                  236,872                   0.0%
     ESPEC Corp.                                                            510,400                4,700,715                   0.1%
#    Excel Co., Ltd.                                                         73,600                  921,098                   0.0%
     F-Tech, Inc.                                                            59,000                  638,801                   0.0%
     Faith, Inc.                                                             49,160                  450,888                   0.0%
#    FCC Co., Ltd.                                                           54,100                  920,719                   0.0%
*    Feed One Holdings Co., Ltd.                                             16,000                   15,384                   0.0%
     Felissimo Corp.                                                          6,200                   62,111                   0.0%
#    Ferrotec Corp.                                                         772,100                4,209,039                   0.0%
#    FIDEA Holdings Co., Ltd.                                             1,385,800                2,768,926                   0.0%
     Fields Corp.                                                            20,600                  269,729                   0.0%
     Fine Sinter Co., Ltd.                                                   84,000                  247,528                   0.0%
#*   First Baking Co., Ltd.                                                  82,000                   99,514                   0.0%
     Foster Electric Co., Ltd.                                              219,000                3,469,552                   0.0%
#    Fuji Corp., Ltd.                                                         3,100                   17,627                   0.0%
     Fuji Kiko Co., Ltd.                                                     10,000                   49,797                   0.0%
     Fuji Oil Co., Ltd.                                                     905,600                2,742,344                   0.0%
     Fuji Soft, Inc.                                                         41,700                1,032,321                   0.0%
     Fujicco Co., Ltd.                                                      323,600                4,827,840                   0.1%
     Fujikura Kasei Co., Ltd.                                               295,200                1,527,853                   0.0%
#    Fujikura Rubber, Ltd.                                                   43,100                  310,877                   0.0%
#    Fujikura, Ltd.                                                       9,669,000               40,615,669                   0.4%
     Fujishoji Co., Ltd.                                                     38,900                  450,187                   0.0%
#    Fujitsu Frontech, Ltd.                                                 392,600                5,371,462                   0.1%
     FuKoKu Co., Ltd.                                                        84,200                  932,650                   0.0%
     Fukuda Corp.                                                           450,000                4,738,342                   0.1%
     Fukui Bank, Ltd. (The)                                               1,416,000                3,392,986                   0.0%
     Fukushima Bank, Ltd. (The)                                           1,848,000                1,436,917                   0.0%
#    Fukuyama Transporting Co., Ltd.                                      2,175,000               10,915,254                   0.1%
#    Furukawa Electric Co., Ltd.                                          2,602,000                4,592,276                   0.1%
#    Furuno Electric Co., Ltd.                                              184,400                1,514,373                   0.0%
     Furusato Industries, Ltd.                                               95,500                1,440,918                   0.0%
     Fuso Chemical Co., Ltd.                                                  1,300                   13,852                   0.0%
     Fuso Pharmaceutical Industries, Ltd.                                     4,000                   11,769                   0.0%
     Futaba Corp.                                                           841,100               11,916,385                   0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
JAPAN -- (Continued)
     Futaba Industrial Co., Ltd.                                            566,700    $           3,159,650                   0.0%
#    G-Tekt Corp.                                                           164,900                1,644,770                   0.0%
#    Gakken Holdings Co., Ltd.                                              883,000                2,004,599                   0.0%
     Gecoss Corp.                                                           362,100                6,004,998                   0.1%
#    Geo Holdings Corp.                                                     246,600                2,177,479                   0.0%
     Godo Steel, Ltd.                                                     3,863,000                5,363,498                   0.1%
     Goldcrest Co., Ltd.                                                    359,750                6,508,548                   0.1%
     Gourmet Kineya Co., Ltd.                                                58,000                  455,600                   0.0%
     Grandy House Corp.                                                      12,800                   33,661                   0.0%
#    GSI Creos Corp.                                                      1,196,000                1,564,415                   0.0%
#    Gun-Ei Chemical Industry Co., Ltd.                                   1,212,000                3,746,213                   0.0%
     Gunze, Ltd.                                                          5,180,000               14,416,153                   0.1%
#    H-One Co., Ltd.                                                        112,200                  686,797                   0.0%
     H2O Retailing Corp.                                                    891,639               14,829,887                   0.1%
#    Hagihara Industries, Inc.                                               35,600                  519,508                   0.0%
     Hakuto Co., Ltd.                                                       363,800                3,575,767                   0.0%
     Hamakyorex Co., Ltd.                                                     6,700                  215,163                   0.0%
     Hanwa Co., Ltd.                                                      2,201,000                7,936,011                   0.1%
#    Happinet Corp.                                                          16,900                  289,876                   0.0%
     Harima Chemicals Group, Inc.                                           399,200                1,702,397                   0.0%
     Haruyama Trading Co., Ltd.                                             279,600                1,771,899                   0.0%
     Heiwa Real Estate Co., Ltd.                                            507,200                8,333,719                   0.1%
     Heiwado Co., Ltd.                                                      331,724                6,175,344                   0.1%
     HI-LEX Corp.                                                             5,700                  148,480                   0.0%
     Hibiya Engineering, Ltd.                                               708,200               10,556,339                   0.1%
     Higashi-Nippon Bank, Ltd. (The)                                      3,095,000                7,841,348                   0.1%
     Higo Bank, Ltd. (The)                                                2,914,000               16,586,924                   0.2%
     Hisaka Works, Ltd.                                                      99,600                  905,288                   0.0%
     Hitachi Metals Techno, Ltd.                                             42,800                  502,435                   0.0%
     Hitachi Zosen Corp.                                                    452,219                2,400,004                   0.0%
#    Hodogaya Chemical Co., Ltd.                                            879,000                1,589,418                   0.0%
#    Hokkaido Coca-Cola Bottling Co., Ltd.                                  466,000                2,177,549                   0.0%
     Hokkan Holdings, Ltd.                                                1,001,000                2,566,503                   0.0%
     Hokko Chemical Industry Co., Ltd.                                      429,000                1,448,009                   0.0%
     Hokkoku Bank, Ltd. (The)                                             4,686,159               16,263,212                   0.2%
     Hokuetsu Bank, Ltd. (The)                                            3,639,000                7,064,200                   0.1%
#    Hokuetsu Kishu Paper Co., Ltd.                                       3,546,774               14,760,472                   0.1%
     Hokuriku Electrical Construction Co., Ltd.                             218,000                1,145,838                   0.0%
#    Honeys Co., Ltd.                                                        58,700                  548,805                   0.0%
#    Hoosiers Holdings Co., Ltd.                                            206,300                  986,702                   0.0%
#    Hosiden Corp.                                                        1,428,300                7,743,208                   0.1%
     House Foods Group, Inc.                                                  7,600                  130,053                   0.0%
     Howa Machinery, Ltd.                                                    36,800                  245,162                   0.0%
#    Hurxley Corp.                                                           18,600                  143,330                   0.0%
     Hyakugo Bank, Ltd. (The)                                             4,419,855               18,639,573                   0.2%
     Hyakujushi Bank, Ltd. (The)                                          3,003,000                9,762,505                   0.1%
     Ichikawa Co., Ltd.                                                     205,000                  501,108                   0.0%
#    Ichikoh Industries, Ltd.                                               139,000                  318,256                   0.0%
#    Ihara Chemical Industry Co., Ltd.                                      820,100                8,312,030                   0.1%
*    IJT Technology Holdings Co., Ltd.                                      209,760                  923,884                   0.0%
#    Ikegami Tsushinki Co., Ltd.                                            480,000                  528,922                   0.0%
     Imagica Robot Holdings, Inc.                                            74,600                  322,484                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
JAPAN -- (Continued)
#    Imasen Electric Industrial                                             214,099    $           3,636,712                   0.0%
#    Inaba Seisakusho Co., Ltd.                                             108,700                1,327,914                   0.0%
     Inabata & Co., Ltd.                                                  1,276,300               12,336,766                   0.1%
     Ines Corp.                                                           1,161,300                9,615,091                   0.1%
     Information Services International-Dentsu, Ltd.                         75,600                  800,930                   0.0%
     Innotech Corp.                                                         290,400                1,394,325                   0.0%
#    Inui Global Logistics Co., Ltd.                                        260,085                2,450,991                   0.0%
     Ise Chemical Corp.                                                      16,000                  108,868                   0.0%
#    Iseki & Co., Ltd.                                                      440,000                1,019,126                   0.0%
#*   Ishihara Sangyo Kaisha, Ltd.                                         3,415,000                2,806,731                   0.0%
#    Ishizuka Glass Co., Ltd.                                               670,000                  967,816                   0.0%
     IT Holdings Corp.                                                      629,700               10,288,901                   0.1%
     Itochu Enex Co., Ltd.                                                  962,100                6,163,746                   0.1%
     Itochu-Shokuhin Co., Ltd.                                               16,800                  554,813                   0.0%
     Itoham Foods, Inc.                                                   1,793,369                9,224,597                   0.1%
     Itoki Corp.                                                            745,247                4,188,912                   0.0%
#    IwaiCosmo Holdings, Inc.                                               198,300                2,187,177                   0.0%
     Iwaki & Co., Ltd.                                                      814,000                1,719,188                   0.0%
     Iwasaki Electric Co., Ltd.                                           1,105,000                2,436,525                   0.0%
     Iwatsu Electric Co., Ltd.                                            2,258,000                1,825,606                   0.0%
*    Izutsuya Co., Ltd.                                                     568,000                  323,852                   0.0%
#    J-Oil Mills, Inc.                                                    1,642,000                5,334,320                   0.1%
     Japan Digital Laboratory Co., Ltd.                                     597,100               10,634,960                   0.1%
#    Japan Foundation Engineering Co., Ltd.                                 523,700                1,872,610                   0.0%
#    Japan Medical Dynamic Marketing, Inc.                                  447,400                2,101,664                   0.0%
     Japan Oil Transportation Co., Ltd.                                     576,000                1,197,386                   0.0%
     Japan Pulp & Paper Co., Ltd.                                         1,523,000                4,508,296                   0.1%
     Japan Transcity Corp.                                                1,011,000                3,418,504                   0.0%
     Japan Vilene Co., Ltd.                                                 131,000                  727,464                   0.0%
     Japan Wool Textile Co., Ltd. (The)                                       4,000                   27,066                   0.0%
#    Jimoto Holdings, Inc.                                                  165,100                  346,663                   0.0%
     JK Holdings Co., Ltd.                                                   45,700                  229,639                   0.0%
#    JMS Co., Ltd.                                                          779,000                2,065,372                   0.0%
     Joshin Denki Co., Ltd.                                                  12,000                  109,332                   0.0%
     JSP Corp.                                                               10,100                  160,144                   0.0%
     Juroku Bank, Ltd. (The)                                              3,575,000               14,099,740                   0.1%
#*   JVC Kenwood Corp.                                                    3,240,900                6,196,080                   0.1%
#    K&O Energy Group, Inc.                                                 300,500                3,794,605                   0.0%
     Kaga Electronics Co., Ltd.                                             289,800                3,338,218                   0.0%
     Kagoshima Bank, Ltd. (The)                                           3,054,500               19,808,785                   0.2%
     Kamei Corp.                                                            785,700                5,629,406                   0.1%
     Kanaden Corp.                                                          476,000                3,345,714                   0.0%
     Kandenko Co., Ltd.                                                   2,066,000               10,840,291                   0.1%
     Katakura Chikkarin Co., Ltd.                                           250,000                  577,385                   0.0%
#    Katakura Industries Co., Ltd.                                           45,700                  552,820                   0.0%
     Kato Sangyo Co., Ltd.                                                   17,700                  376,626                   0.0%
     Kato Works Co., Ltd.                                                 1,464,872               10,784,991                   0.1%
#    KAWADA TECHNOLOGIES, Inc.                                               43,900                1,942,639                   0.0%
#    Kawasaki Kasei Chemicals, Ltd.                                         332,000                  458,994                   0.0%
     Kawasumi Laboratories, Inc.                                            297,900                2,004,975                   0.0%
     Keihanshin Building Co., Ltd.                                          349,100                1,965,919                   0.0%
     Keihin Co., Ltd.                                                       121,000                  176,116                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
JAPAN -- (Continued)
     Keihin Corp.                                                           572,000    $           7,226,656                   0.1%
     Keiyo Bank, Ltd. (The)                                               2,009,000               10,503,470                   0.1%
#    Keiyo Co., Ltd.                                                         30,200                  137,558                   0.0%
#    Kenko Mayonnaise Co., Ltd.                                               1,100                   11,867                   0.0%
*    KI Holdings Co., Ltd.                                                  105,000                  520,734                   0.0%
     Kimoto Co., Ltd.                                                        73,000                  204,550                   0.0%
     Kimura Unity Co., Ltd.                                                   3,300                   28,339                   0.0%
#*   Kinki Sharyo Co., Ltd. (The)                                           425,000                1,132,288                   0.0%
     Kita-Nippon Bank, Ltd. (The)                                           176,600                4,197,804                   0.0%
#    Kitagawa Iron Works Co., Ltd.                                        1,065,000                1,901,325                   0.0%
     Kitano Construction Corp.                                              731,000                2,261,968                   0.0%
     Kito Corp.                                                               1,700                   19,505                   0.0%
     Kiyo Bank, Ltd. (The)                                                   62,700                  901,496                   0.0%
     Koa Corp.                                                              324,989                2,882,628                   0.0%
     Koatsu Gas Kogyo Co., Ltd.                                              16,000                   85,120                   0.0%
#    Kohnan Shoji Co., Ltd.                                                 962,100               11,039,737                   0.1%
     Koike Sanso Kogyo Co., Ltd.                                              8,000                   20,239                   0.0%
     Kojima Co., Ltd.                                                       698,500                1,900,368                   0.0%
     Kokuyo Co., Ltd.                                                     2,026,811               16,142,996                   0.2%
     KOMAIHALTEC, Inc.                                                    1,065,000                2,584,910                   0.0%
     Komatsu Seiren Co., Ltd.                                               778,000                3,898,648                   0.0%
     Komatsu Wall Industry Co., Ltd.                                        147,100                3,507,458                   0.0%
     Komori Corp.                                                         1,463,200               14,390,667                   0.1%
     Konaka Co., Ltd.                                                       519,849                2,960,721                   0.0%
     Konishi Co., Ltd.                                                      241,800                4,173,365                   0.0%
     Konoike Transport Co., Ltd.                                              6,300                  123,321                   0.0%
     Krosaki Harima Corp.                                                   879,000                1,895,594                   0.0%
     KRS Corp.                                                              168,400                1,947,042                   0.0%
#    KU Holdings Co., Ltd.                                                  364,400                1,951,741                   0.0%
     Kumiai Chemical Industry Co., Ltd.                                     217,519                1,337,786                   0.0%
     Kurabo Industries, Ltd.                                              6,071,000               10,094,493                   0.1%
     Kureha Corp.                                                           724,000                3,590,775                   0.0%
     Kurimoto, Ltd.                                                       1,321,000                2,705,053                   0.0%
#    Kuroda Electric Co., Ltd.                                               98,500                1,384,981                   0.0%
     KYB Co., Ltd.                                                        1,504,000                6,476,225                   0.1%
     Kyodo Printing Co., Ltd.                                             2,065,000                7,327,327                   0.1%
     Kyoei Sangyo Co., Ltd.                                                 331,000                  639,867                   0.0%
#    Kyoei Steel, Ltd.                                                      413,900                6,889,061                   0.1%
     Kyokuto Boeki Kaisha, Ltd.                                             468,000                1,053,221                   0.0%
     Kyokuto Kaihatsu Kogyo Co., Ltd.                                       858,150               12,201,615                   0.1%
     Kyosan Electric Manufacturing Co., Ltd.                                529,000                1,694,830                   0.0%
     Kyowa Leather Cloth Co., Ltd.                                          375,300                2,696,395                   0.0%
     Kyudenko Corp.                                                       1,152,000               12,953,985                   0.1%
#    Land Business Co., Ltd.                                                 15,000                   55,866                   0.0%
     LEC, Inc.                                                              163,100                1,684,982                   0.0%
#*   Lonseal Corp.                                                          306,000                  421,964                   0.0%
     Look, Inc.                                                             535,000                1,136,966                   0.0%
#    Macnica, Inc.                                                          264,500                7,666,374                   0.1%
#    Maeda Corp.                                                          3,969,000               35,090,896                   0.3%
     Maeda Road Construction Co., Ltd.                                      754,000               11,622,484                   0.1%
     Maezawa Industries, Inc.                                               208,300                  633,779                   0.0%
     Maezawa Kasei Industries Co., Ltd.                                     227,500                2,333,249                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
JAPAN -- (Continued)
     Maezawa Kyuso Industries Co., Ltd.                                     153,700    $           1,873,760                   0.0%
     Mars Engineering Corp.                                                   2,100                   38,150                   0.0%
     Marubun Corp.                                                          449,300                2,877,670                   0.0%
     Marudai Food Co., Ltd.                                               3,126,000               11,577,694                   0.1%
#*   Maruei Department Store Co., Ltd.                                      204,400                  263,747                   0.0%
#    Maruetsu, Inc. (The)                                                   189,000                  921,990                   0.0%
     Marufuji Sheet Piling Co., Ltd.                                         15,000                   54,146                   0.0%
     Maruka Machinery Co., Ltd.                                              10,400                  124,672                   0.0%
     Maruyama Manufacturing Co., Inc.                                        54,000                  121,122                   0.0%
     Maruzen Co., Ltd.                                                       20,000                  179,269                   0.0%
     Maruzen Showa Unyu Co., Ltd.                                         1,491,000                4,754,738                   0.1%
     Matsuda Sangyo Co., Ltd.                                                39,000                  431,711                   0.0%
     Matsui Construction Co., Ltd.                                          421,700                1,989,591                   0.0%
     Maxvalu Tokai Co., Ltd.                                                 63,800                  912,626                   0.0%
     Megmilk Snow Brand Co., Ltd.                                           320,600                4,253,745                   0.1%
     Meiko Electronics Co., Ltd.                                            203,000                  688,737                   0.0%
     Meito Transportation Co., Ltd.                                             300                    1,843                   0.0%
     Meiwa Corp.                                                            266,200                  990,505                   0.0%
     Meiwa Estate Co., Ltd.                                                 396,600                1,876,737                   0.0%
#    Melco Holdings, Inc.                                                    19,600                  280,869                   0.0%
     Mesco, Inc.                                                             22,000                  150,659                   0.0%
#    Michinoku Bank, Ltd. (The)                                           2,826,000                5,397,989                   0.1%
     Mie Bank, Ltd. (The)                                                 1,016,000                2,369,579                   0.0%
     Mikuni Corp.                                                           226,000                  860,449                   0.0%
     Mimasu Semiconductor Industry Co., Ltd.                                338,600                3,046,247                   0.0%
     Minato Bank, Ltd. (The)                                              1,324,000                2,610,531                   0.0%
#    Ministop Co., Ltd.                                                     125,100                1,781,111                   0.0%
     Mirait Holdings Corp.                                                  810,540                9,073,059                   0.1%
     Mitani Corp.                                                            64,800                1,643,735                   0.0%
     Mito Securities Co., Ltd.                                              596,500                2,242,725                   0.0%
     Mitsuba Corp.                                                          183,200                2,915,893                   0.0%
*    Mitsubishi Paper Mills, Ltd.                                         4,712,000                3,644,393                   0.0%
     Mitsubishi Steel Manufacturing Co., Ltd.                             2,589,000                5,722,353                   0.1%
     Mitsuboshi Belting Co., Ltd.                                            37,000                  265,023                   0.0%
     Mitsui Engineering & Shipbuilding Co., Ltd.                          8,997,000               19,559,182                   0.2%
     Mitsui High-Tec, Inc.                                                  620,100                3,716,492                   0.0%
     Mitsui Home Co., Ltd.                                                   20,000                   87,622                   0.0%
#    Mitsui Matsushima Co., Ltd.                                          1,737,000                2,107,624                   0.0%
     Mitsui Mining & Smelting Co., Ltd.                                     590,000                1,565,020                   0.0%
     Mitsui Sugar Co., Ltd.                                                 267,000                  926,146                   0.0%
     Mitsui-Soko Co., Ltd.                                                  678,000                2,577,610                   0.0%
     Mitsumi Electric Co., Ltd.                                           2,438,000               15,176,469                   0.1%
     Mitsumura Printing Co., Ltd.                                           111,000                  257,713                   0.0%
#    Mitsuuroko Group Holdings Co., Ltd.                                    798,600                3,901,142                   0.0%
     Miyazaki Bank, Ltd. (The)                                            3,627,260               10,934,397                   0.1%
     Miyoshi Oil & Fat Co., Ltd.                                          1,197,000                1,487,198                   0.0%
#    Mizuno Corp.                                                           734,395                3,679,460                   0.0%
     Morinaga Milk Industry Co., Ltd.                                     2,302,000                7,696,964                   0.1%
     Morozoff, Ltd.                                                         103,000                  334,346                   0.0%
     Mory Industries, Inc.                                                  672,000                2,574,773                   0.0%
     Mr Max Corp.                                                           635,600                1,763,320                   0.0%
     Murakami Corp.                                                          22,000                  289,847                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
JAPAN -- (Continued)
     Musashino Bank, Ltd. (The)                                             557,300    $          18,883,102                   0.2%
     Mutoh Holdings Co., Ltd.                                                11,000                   52,701                   0.0%
     Nafco Co., Ltd.                                                         27,200                  368,122                   0.0%
     Nagano Bank, Ltd. (The)                                              1,747,000                2,966,209                   0.0%
     Nagase & Co., Ltd.                                                     388,400                5,030,854                   0.1%
     Nakabayashi Co., Ltd.                                                  972,000                1,806,763                   0.0%
*    Nakayama Steel Works, Ltd.                                           1,756,000                1,267,358                   0.0%
#    Namura Shipbuilding Co., Ltd.                                          392,152                3,838,279                   0.0%
#    Nanto Bank, Ltd. (The)                                               1,380,000                5,540,031                   0.1%
#    Narasaki Sangyo Co., Ltd.                                               78,000                  211,691                   0.0%
     NDS Co., Ltd.                                                          874,000                2,452,552                   0.0%
     NEC Capital Solutions, Ltd.                                            189,500                3,585,412                   0.0%
#    Neturen Co., Ltd.                                                      566,100                4,050,013                   0.0%
#*   New Japan Chemical Co., Ltd.                                             6,100                   12,604                   0.0%
     Nice Holdings, Inc.                                                  1,717,000                3,268,988                   0.0%
#    Nichia Steel Works, Ltd.                                               882,200                2,671,867                   0.0%
     Nichiban Co., Ltd.                                                     627,000                2,191,185                   0.0%
#    Nichicon Corp.                                                         654,800                4,415,466                   0.1%
     Nichiden Corp.                                                           7,700                  164,037                   0.0%
     Nichiha Corp.                                                          158,300                1,356,315                   0.0%
     Nichimo Co., Ltd.                                                      863,000                1,450,968                   0.0%
     Nichireki Co., Ltd.                                                    539,000                4,274,389                   0.1%
#    Nihon Dempa Kogyo Co., Ltd.                                            222,400                1,757,716                   0.0%
     Nihon Eslead Corp.                                                      75,100                  687,345                   0.0%
     Nihon Kagaku Sangyo Co., Ltd.                                           21,000                  140,949                   0.0%
#    Nihon Plast Co., Ltd.                                                    3,100                   21,764                   0.0%
     Nihon Tokushu Toryo Co., Ltd.                                          105,200                  660,626                   0.0%
     Nihon Yamamura Glass Co., Ltd.                                       2,461,000                3,722,085                   0.0%
#    Nikko Co., Ltd.                                                        592,000                2,260,851                   0.0%
     Nippo Corp.                                                          1,030,000               18,827,052                   0.2%
     Nippon Beet Sugar Manufacturing Co., Ltd.                            3,280,000                5,517,280                   0.1%
#    Nippon Carbon Co., Ltd.                                              1,257,000                2,110,639                   0.0%
*    Nippon Chemi-Con Corp.                                               2,101,000                6,267,983                   0.1%
*    Nippon Chemical Industrial Co., Ltd.                                 2,525,000                3,720,763                   0.0%
#    Nippon Chutetsukan K.K.                                                481,000                1,060,564                   0.0%
     Nippon Coke & Engineering Co., Ltd.                                    571,500                  570,207                   0.0%
#    Nippon Concrete Industries Co., Ltd.                                 1,028,900                6,153,239                   0.1%
     Nippon Denko Co., Ltd.                                               2,742,360                6,888,091                   0.1%
     Nippon Densetsu Kogyo Co., Ltd.                                        293,000                4,138,450                   0.0%
     Nippon Felt Co., Ltd.                                                   73,100                  311,375                   0.0%
     Nippon Fine Chemical Co., Ltd.                                         216,100                1,664,752                   0.0%
     Nippon Flour Mills Co., Ltd.                                         1,599,000                8,025,889                   0.1%
     Nippon Hume Corp.                                                      582,000                4,649,205                   0.1%
     Nippon Jogesuido Sekkei Co., Ltd.                                        1,800                   22,686                   0.0%
#*   Nippon Kinzoku Co., Ltd.                                               771,000                1,070,239                   0.0%
#    Nippon Kodoshi Corp.                                                       700                    7,758                   0.0%
     Nippon Koei Co., Ltd.                                                1,423,000                6,016,283                   0.1%
     Nippon Konpo Unyu Soko Co., Ltd.                                     1,221,000               20,202,305                   0.2%
*    Nippon Koshuha Steel Co., Ltd.                                         192,000                  196,547                   0.0%
     Nippon Light Metal Holdings Co., Ltd.                                7,539,300               11,134,779                   0.1%
     Nippon Paper Industries Co., Ltd.                                       34,500                  507,739                   0.0%
     Nippon Pillar Packing Co., Ltd.                                        306,400                2,433,377                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
JAPAN -- (Continued)
     Nippon Piston Ring Co., Ltd.                                         1,253,000    $           2,678,045                   0.0%
#    Nippon Rietec Co., Ltd.                                                 47,000                  333,690                   0.0%
     Nippon Road Co., Ltd. (The)                                          2,090,000               11,619,886                   0.1%
     Nippon Seiki Co., Ltd.                                                  40,000                  852,124                   0.0%
     Nippon Seisen Co., Ltd.                                                204,000                1,314,495                   0.0%
*    Nippon Sheet Glass Co., Ltd.                                        19,745,000               18,929,204                   0.2%
     Nippon Signal Co., Ltd. (The)                                            2,100                   20,470                   0.0%
     Nippon Soda Co., Ltd.                                                2,171,000               12,362,716                   0.1%
     Nippon Steel & Sumikin Bussan Corp.                                  1,836,800                6,683,973                   0.1%
     Nippon Steel & Sumikin Texeng Co., Ltd.                                857,000                4,470,757                   0.1%
     Nippon Systemware Co., Ltd.                                            198,500                1,164,894                   0.0%
#    Nippon Thompson Co., Ltd.                                            1,046,000                4,383,992                   0.1%
     Nippon Tungsten Co., Ltd.                                              172,000                  296,356                   0.0%
#*   Nippon Yakin Kogyo Co., Ltd.                                         4,755,100               12,280,506                   0.1%
     Nishikawa Rubber Co., Ltd.                                               4,800                   82,914                   0.0%
     Nishimatsu Construction Co., Ltd.                                    6,561,073               31,856,474                   0.3%
     Nissan Tokyo Sales Holdings Co., Ltd.                                   22,700                   57,303                   0.0%
     Nissei Corp.                                                             1,200                   10,305                   0.0%
     Nissei Plastic Industrial Co., Ltd.                                    179,100                1,429,969                   0.0%
#    Nisshin Fudosan Co.                                                  1,034,200                4,567,592                   0.1%
#    Nisshin Oillio Group, Ltd. (The)                                     2,450,000                8,780,326                   0.1%
#    Nisshin Steel Co., Ltd.                                                966,100                9,020,490                   0.1%
     Nisshinbo Holdings, Inc.                                             1,651,000               13,634,706                   0.1%
     Nissin Corp.                                                           687,000                1,722,393                   0.0%
#    Nissin Electric Co., Ltd.                                              132,000                  714,305                   0.0%
     Nissin Sugar Co., Ltd.                                                 127,500                2,662,599                   0.0%
#    Nissui Pharmaceutical Co., Ltd.                                        180,500                2,040,287                   0.0%
     Nittan Valve Co., Ltd.                                                 177,800                  506,096                   0.0%
     Nittetsu Mining Co., Ltd.                                            1,951,000                7,396,251                   0.1%
#    Nitto FC Co., Ltd.                                                     243,100                1,411,048                   0.0%
     Nitto Fuji Flour Milling Co., Ltd.                                     370,000                1,037,546                   0.0%
     Nitto Seiko Co., Ltd.                                                  246,000                  824,725                   0.0%
     Nohmi Bosai, Ltd.                                                      115,900                1,655,206                   0.0%
     Nojima Corp.                                                           124,500                  713,406                   0.0%
     Noritake Co., Ltd.                                                   1,030,000                2,368,258                   0.0%
#    Noritsu Koki Co., Ltd.                                                 518,300                2,880,693                   0.0%
     Noritz Corp.                                                            36,400                  672,948                   0.0%
     North Pacific Bank, Ltd.                                             3,994,100               16,465,659                   0.2%
#    NS United Kaiun Kaisha, Ltd.                                         2,386,000                5,954,904                   0.1%
     Obayashi Road Corp.                                                    815,000                5,824,710                   0.1%
     Oenon Holdings, Inc.                                                    51,000                  106,496                   0.0%
     Ogaki Kyoritsu Bank, Ltd. (The)                                      4,427,000               12,316,631                   0.1%
#*   Ohara, Inc.                                                            112,200                  581,157                   0.0%
     Ohashi Technica, Inc.                                                   10,600                  121,466                   0.0%
     OIE Sangyo Co., Ltd.                                                     6,213                   46,659                   0.0%
     Oita Bank, Ltd. (The)                                                3,992,000               14,958,632                   0.1%
     Okamoto Industries, Inc.                                                22,000                   87,397                   0.0%
     OKK Corp.                                                            1,876,000                2,642,118                   0.0%
     Okumura Corp.                                                        2,674,000               15,180,692                   0.1%
     Okura Industrial Co., Ltd.                                           1,155,000                3,941,770                   0.0%
     Okuwa Co., Ltd.                                                        214,000                1,776,748                   0.0%
     Olympic Group Corp.                                                    372,700                3,419,171                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
JAPAN -- (Continued)
     ONO Sokki Co., Ltd.                                                     23,900    $             204,895                   0.0%
#    Onoken Co., Ltd.                                                       347,300                3,572,762                   0.0%
#    Onward Holdings Co., Ltd.                                            1,053,000                6,470,464                   0.1%
     Organo Corp.                                                           294,000                1,261,693                   0.0%
#    Origin Electric Co., Ltd.                                              180,000                  681,692                   0.0%
     Osaka Organic Chemical Industry, Ltd.                                  140,700                  608,787                   0.0%
     Osaka Steel Co., Ltd.                                                  571,100               10,249,140                   0.1%
#    Osaki Electric Co., Ltd.                                               384,000                2,329,992                   0.0%
     Otsuka Kagu, Ltd.                                                       74,900                  776,068                   0.0%
     OUG Holdings, Inc.                                                      28,000                   58,477                   0.0%
     Oyo Corp.                                                              415,300                7,362,546                   0.1%
     Pacific Industrial Co., Ltd.                                         1,172,400                8,883,869                   0.1%
*    Pacific Metals Co., Ltd.                                             1,414,000                4,473,352                   0.1%
     Paltac Corp.                                                           422,100                5,143,432                   0.1%
     Panasonic Industrial Devices SUNX Co., Ltd.                              2,300                   12,376                   0.0%
     Parco Co., Ltd.                                                        219,100                1,783,094                   0.0%
     Paris Miki Holdings, Inc.                                               15,300                   68,009                   0.0%
     Piolax, Inc.                                                           280,200               12,397,005                   0.1%
#    Press Kogyo Co., Ltd.                                                1,274,000                5,089,271                   0.1%
#*   Renesas Electronics Corp.                                               18,300                  142,801                   0.0%
#    Rengo Co., Ltd.                                                      2,355,000               10,366,835                   0.1%
#*   Renown, Inc.                                                         1,406,160                1,413,664                   0.0%
     Rheon Automatic Machinery Co., Ltd.                                    301,000                1,391,465                   0.0%
     Rhythm Watch Co., Ltd.                                               2,990,000                4,174,553                   0.0%
     Riberesute Corp.                                                         9,800                   59,388                   0.0%
#    Ricoh Leasing Co., Ltd.                                                274,700                7,664,161                   0.1%
#    Right On Co., Ltd.                                                     206,900                1,349,539                   0.0%
     Riken Corp.                                                            332,000                1,301,892                   0.0%
     Riken Keiki Co., Ltd.                                                  158,900                1,599,397                   0.0%
     Riken Technos Corp.                                                    940,000                4,150,863                   0.0%
     Riken Vitamin Co., Ltd.                                                  9,700                  223,929                   0.0%
     Riso Kagaku Corp.                                                      259,682                7,852,610                   0.1%
     Round One Corp.                                                      1,736,200               10,474,416                   0.1%
     Ryobi, Ltd.                                                          1,718,000                4,689,097                   0.1%
     Ryoden Trading Co., Ltd.                                               858,000                6,171,468                   0.1%
     Ryosan Co., Ltd.                                                       742,300               15,690,126                   0.1%
     Ryoyo Electro Corp.                                                    768,300                7,574,342                   0.1%
     Sakai Chemical Industry Co., Ltd.                                    2,362,000                7,115,820                   0.1%
     Sakai Heavy Industries, Ltd.                                           438,000                1,130,625                   0.0%
     Sakai Moving Service Co., Ltd.                                           1,700                   54,249                   0.0%
#    Sakai Ovex Co., Ltd.                                                     9,000                   13,011                   0.0%
     Sakata Seed Corp.                                                       28,400                  421,190                   0.0%
     Sala Corp.                                                             240,200                1,321,655                   0.0%
#    SAMTY Co., Ltd.                                                         33,700                  225,134                   0.0%
     San Holdings, Inc.                                                      75,000                1,052,975                   0.0%
     San-Ai Oil Co., Ltd.                                                 1,333,000                9,227,139                   0.1%
     San-In Godo Bank, Ltd. (The)                                         4,385,900               33,792,196                   0.3%
     Sanei Architecture Planning Co., Ltd.                                    1,300                   10,551                   0.0%
     Sangetsu Co., Ltd.                                                      24,500                  620,428                   0.0%
     Sanki Engineering Co., Ltd.                                          1,629,800               11,386,808                   0.1%
     Sankyo Seiko Co., Ltd.                                                 505,700                1,879,767                   0.0%
     Sankyo Tateyama, Inc.                                                   51,000                  914,234                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
JAPAN -- (Continued)
     Sanoh Industrial Co., Ltd.                                             298,500    $           1,942,065                   0.0%
     Sansha Electric Manufacturing Co., Ltd.                                 15,000                   64,929                   0.0%
     Sanshin Electronics Co., Ltd.                                          747,000                5,290,028                   0.1%
     Sanyo Chemical Industries, Ltd.                                        426,000                2,656,203                   0.0%
     Sanyo Engineering & Construction, Inc.                                 195,000                  796,670                   0.0%
#    Sanyo Industries, Ltd.                                                 707,000                1,276,613                   0.0%
     Sanyo Shokai, Ltd.                                                   1,317,628                3,201,036                   0.0%
     Sanyo Special Steel Co., Ltd.                                        1,752,000                6,013,049                   0.1%
     Sato Shoji Corp.                                                       179,200                1,165,520                   0.0%
     Satori Electric Co., Ltd.                                              286,460                1,860,670                   0.0%
     Sawada Holdings Co., Ltd.                                               11,900                   84,977                   0.0%
     Saxa Holdings, Inc.                                                  1,310,000                1,856,916                   0.0%
     SBS Holdings, Inc.                                                     148,400                1,292,024                   0.0%
#    Scroll Corp.                                                           699,600                1,603,381                   0.0%
     SEC Carbon, Ltd.                                                         1,000                    2,743                   0.0%
     Seibu Electric Industry Co., Ltd.                                      322,000                1,395,539                   0.0%
     Seika Corp.                                                             91,000                  217,237                   0.0%
     Seino Holdings Co., Ltd.                                             2,307,119               18,089,673                   0.2%
     Seiren Co., Ltd.                                                         1,600                   13,972                   0.0%
     Sekisui Jushi Corp.                                                    516,800                7,042,993                   0.1%
     Sekisui Plastics Co., Ltd.                                           1,319,000                3,576,187                   0.0%
#    Senko Co., Ltd.                                                        996,680                4,239,266                   0.1%
#    Senshu Electric Co., Ltd.                                               64,600                  974,752                   0.0%
     Senshu Ikeda Holdings, Inc.                                            629,000                3,254,056                   0.0%
#    Senshukai Co., Ltd.                                                    332,100                2,665,627                   0.0%
#    Shibaura Mechatronics Corp.                                            200,000                  641,626                   0.0%
     Shibusawa Warehouse Co., Ltd. (The)                                    192,000                  641,122                   0.0%
     Shibuya Kogyo Co., Ltd.                                                 43,100                1,075,174                   0.0%
     Shidax Corp.                                                             4,300                   19,188                   0.0%
     Shiga Bank, Ltd. (The)                                                 730,000                4,088,545                   0.0%
#    Shikibo, Ltd.                                                        3,435,000                3,758,998                   0.0%
     Shikoku Bank, Ltd. (The)                                             2,108,000                4,473,906                   0.1%
     Shikoku Chemicals Corp.                                                  2,000                   13,863                   0.0%
     Shima Seiki Manufacturing, Ltd.                                         51,200                  824,852                   0.0%
     Shimachu Co., Ltd.                                                   1,002,400               25,808,055                   0.2%
     Shimane Bank, Ltd. (The)                                                 8,900                  109,408                   0.0%
     Shimizu Bank, Ltd. (The)                                               195,700                5,609,864                   0.1%
     Shin Nippon Air Technologies Co., Ltd.                                 340,920                2,775,997                   0.0%
     Shin-Etsu Polymer Co., Ltd.                                            668,400                3,127,554                   0.0%
     Shinagawa Refractories Co., Ltd.                                     1,192,000                2,934,632                   0.0%
#*   Shinkawa, Ltd.                                                         206,200                1,031,306                   0.0%
     Shinko Electric Industries Co., Ltd.                                   767,800                4,458,524                   0.1%
     Shinko Shoji Co., Ltd.                                                 523,100                4,959,700                   0.1%
#    Shinko Wire Co., Ltd.                                                  543,000                  848,586                   0.0%
     Shinmaywa Industries, Ltd.                                           2,777,000               24,940,453                   0.2%
#    Shinnihon Corp.                                                        603,400                2,117,997                   0.0%
     Shinsho Corp.                                                          541,000                1,342,032                   0.0%
     Shiroki Corp.                                                          598,000                1,209,024                   0.0%
     Shizuoka Gas Co., Ltd.                                                 117,300                  768,559                   0.0%
     Shobunsha Publications, Inc.                                           100,000                  707,844                   0.0%
#    Shoei Foods Corp.                                                      185,400                1,447,538                   0.0%
     Shofu, Inc.                                                              3,500                   40,015                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
JAPAN -- (Continued)
     Showa Corp.                                                            346,400    $           3,747,162                   0.0%
     Sinanen Co., Ltd.                                                      928,000                3,658,832                   0.0%
     Sintokogio, Ltd.                                                       848,762                5,895,109                   0.1%
     SKY Perfect JSAT Holdings, Inc.                                        312,200                1,916,532                   0.0%
     SNT Corp.                                                              635,600                3,241,879                   0.0%
     Soda Nikka Co., Ltd.                                                   328,000                1,372,506                   0.0%
     Sodick Co., Ltd.                                                       290,900                2,352,043                   0.0%
#    Soft99 Corp.                                                            52,300                  304,574                   0.0%
     SPK Corp.                                                                2,018                   35,073                   0.0%
     Starzen Co., Ltd.                                                       20,000                   58,142                   0.0%
     Stella Chemifa Corp.                                                    37,500                  468,092                   0.0%
     Subaru Enterprise Co., Ltd.                                            247,000                  966,838                   0.0%
     Sugimoto & Co., Ltd.                                                   114,300                1,159,393                   0.0%
     Suminoe Textile Co., Ltd.                                            1,443,000                3,951,274                   0.0%
     Sumitomo Bakelite Co., Ltd.                                          2,179,000                8,575,288                   0.1%
     Sumitomo Densetsu Co., Ltd.                                            183,700                2,271,469                   0.0%
#    Sumitomo Precision Products Co., Ltd.                                  401,000                1,561,282                   0.0%
#    Sumitomo Riko Co., Ltd.                                                468,800                4,029,075                   0.0%
     Sumitomo Seika Chemicals Co., Ltd.                                      65,000                  398,752                   0.0%
     Sumitomo Warehouse Co., Ltd. (The)                                   1,559,000                8,549,901                   0.1%
     Sun-Wa Technos Corp.                                                    54,200                  557,605                   0.0%
     Suncall Corp.                                                            9,000                   52,413                   0.0%
#*   SWCC Showa Holdings Co., Ltd.                                        6,772,000                6,273,192                   0.1%
     T RAD Co., Ltd.                                                        927,000                2,182,389                   0.0%
#    T&K Toka Co., Ltd.                                                      21,800                  487,224                   0.0%
     Tachi-S Co., Ltd.                                                       50,900                  645,403                   0.0%
     Tachibana Eletech Co., Ltd.                                            270,600                3,467,646                   0.0%
#    Tachikawa Corp.                                                        188,400                1,116,002                   0.0%
     Taihei Dengyo Kaisha, Ltd.                                             851,000                6,947,301                   0.1%
#    Taiheiyo Kouhatsu, Inc.                                              2,081,000                1,745,262                   0.0%
     Taiho Kogyo Co., Ltd.                                                  465,900                4,766,648                   0.1%
     Taiko Bank, Ltd. (The)                                                 248,000                  503,699                   0.0%
     Takachiho Koheki Co., Ltd.                                                 400                    3,745                   0.0%
#    Takagi Securities Co., Ltd.                                            505,000                1,169,704                   0.0%
     Takamatsu Construction Group Co., Ltd.                                  37,900                  727,028                   0.0%
     Takano Co., Ltd.                                                       288,400                1,576,182                   0.0%
#    Takaoka Toko Co., Ltd.                                                  37,244                  539,760                   0.0%
     Takara Standard Co., Ltd.                                              926,105                7,562,982                   0.1%
     Takasago International Corp.                                           141,000                  674,779                   0.0%
#    Takasago Thermal Engineering Co., Ltd.                                 424,500                5,478,677                   0.1%
#    Take And Give Needs Co., Ltd.                                          155,890                1,642,224                   0.0%
#    Takigami Steel Construction Co., Ltd. (The)                            194,000                  819,337                   0.0%
     Takihyo Co., Ltd.                                                       17,000                   62,725                   0.0%
     Takiron Co., Ltd.                                                    1,128,000                5,594,119                   0.1%
     Tamura Corp.                                                         1,204,948                4,541,745                   0.1%
#    Tayca Corp.                                                            831,000                3,305,461                   0.0%
     TBK Co., Ltd.                                                          575,000                3,495,195                   0.0%
     TECHNO ASSOCIE Co., Ltd.                                               171,900                1,642,790                   0.0%
     Techno Ryowa, Ltd.                                                     229,770                1,011,714                   0.0%
     Teikoku Tsushin Kogyo Co., Ltd.                                        801,000                1,276,444                   0.0%
#    Tekken Corp.                                                           883,000                3,839,357                   0.0%
*    Ten Allied Co., Ltd.                                                   109,700                  339,599                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
JAPAN -- (Continued)
     Tenma Corp.                                                            573,900    $           7,987,313                   0.1%
     Teraoka Seisakusho Co., Ltd.                                           169,100                  574,768                   0.0%
     Tigers Polymer Corp.                                                   311,600                1,905,763                   0.0%
     Toa Corp.                                                            5,949,000               10,935,864                   0.1%
#    Toa Oil Co., Ltd.                                                      772,000                1,092,662                   0.0%
     TOA ROAD Corp.                                                         890,000                3,233,197                   0.0%
     Toabo Corp.                                                          1,322,000                  895,679                   0.0%
     Toagosei Co., Ltd.                                                     837,000                3,658,048                   0.0%
     Tochigi Bank, Ltd. (The)                                             2,896,000               11,771,825                   0.1%
     Toda Corp.                                                           4,709,000               20,822,996                   0.2%
#*   Toda Kogyo Corp.                                                       186,000                  682,354                   0.0%
     Toei Co., Ltd.                                                         635,000                3,350,597                   0.0%
     Toenec Corp.                                                         1,102,000                5,865,858                   0.1%
     Toho Bank, Ltd. (The)                                                4,605,000               16,936,685                   0.2%
     Toho Zinc Co., Ltd.                                                    989,000                3,387,182                   0.0%
     Tohoku Bank, Ltd. (The)                                              1,566,000                2,198,497                   0.0%
     Tohokushinsha Film Corp.                                                 6,400                   47,697                   0.0%
#    Tohto Suisan Co., Ltd.                                                 837,000                1,458,095                   0.0%
#    Tokai Carbon Co., Ltd.                                               2,790,000                7,277,868                   0.1%
     Tokai Lease Co., Ltd.                                                  672,000                1,198,804                   0.0%
     Tokushu Tokai Paper Co., Ltd.                                        1,645,220                3,831,680                   0.0%
#    Tokuyama Corp.                                                      10,164,000               29,710,439                   0.3%
#    Tokyo Electron Device, Ltd.                                             85,200                1,106,891                   0.0%
     Tokyo Energy & Systems, Inc.                                           639,000                4,496,864                   0.1%
#    Tokyo Keiki, Inc.                                                      163,000                  404,561                   0.0%
#*   Tokyo Kikai Seisakusho, Ltd.                                            77,000                   55,687                   0.0%
     Tokyo Ohka Kogyo Co., Ltd.                                             253,900                7,160,883                   0.1%
     Tokyo Sangyo Co., Ltd.                                                 534,300                2,080,115                   0.0%
#    Tokyo Steel Manufacturing Co., Ltd.                                  2,950,900               15,829,798                   0.1%
     Tokyo Tekko Co., Ltd.                                                1,215,000                5,585,480                   0.1%
*    Tokyo TY Financial Group, Inc.                                         460,857               14,749,886                   0.1%
#    Tokyu Recreation Co., Ltd.                                             256,328                1,519,449                   0.0%
     Toli Corp.                                                           1,034,000                2,222,542                   0.0%
     Tomato Bank, Ltd.                                                    1,323,000                2,152,581                   0.0%
     Tomen Devices Corp.                                                        500                    7,950                   0.0%
#    Tomen Electronics Corp.                                                276,500                4,078,381                   0.0%
     Tomoe Corp.                                                            895,900                3,485,191                   0.0%
     Tomoe Engineering Co., Ltd.                                             30,100                  473,957                   0.0%
     Tomoku Co., Ltd.                                                     1,412,000                3,672,223                   0.0%
     TOMONY Holdings, Inc.                                                3,329,800               14,854,902                   0.1%
#    Tomy Co., Ltd.                                                         149,800                  774,910                   0.0%
     Tonami Holdings Co., Ltd.                                            1,540,000                3,286,185                   0.0%
     Toppan Forms Co., Ltd.                                                 764,800                7,213,147                   0.1%
     Topre Corp.                                                            363,200                5,143,044                   0.1%
     Topy Industries, Ltd.                                                4,252,000                8,220,759                   0.1%
     Torii Pharmaceutical Co., Ltd.                                         283,100                8,123,840                   0.1%
#    Tosho Printing Co., Ltd.                                               777,000                2,606,299                   0.0%
     Totetsu Kogyo Co., Ltd.                                                 30,830                  698,392                   0.0%
     Tottori Bank, Ltd. (The)                                             1,075,000                2,121,009                   0.0%
     Towa Bank, Ltd. (The)                                                3,410,000                3,050,927                   0.0%
     Towa Corp.                                                              47,100                  271,929                   0.0%
#    Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.                25,000                   89,998                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
JAPAN -- (Continued)
     Toyo Ink SC Holdings Co., Ltd.                                       2,174,000    $          10,027,540                   0.1%
     Toyo Kohan Co., Ltd.                                                 2,110,000               12,180,591                   0.1%
     Toyo Machinery & Metal Co., Ltd.                                        14,400                   57,489                   0.0%
#    Toyo Securities Co., Ltd.                                              624,000                1,777,618                   0.0%
#    Toyo Tanso Co., Ltd.                                                    35,800                  663,028                   0.0%
     Toyo Wharf & Warehouse Co., Ltd.                                     1,006,000                1,923,761                   0.0%
     Trusco Nakayama Corp.                                                  174,339                4,675,714                   0.1%
     TSI Holdings Co., Ltd.                                               2,327,220               14,794,859                   0.1%
     Tsubakimoto Kogyo Co., Ltd.                                             51,000                  138,838                   0.0%
#*   Tsudakoma Corp.                                                      1,043,000                1,402,708                   0.0%
#    Tsukishima Kikai Co., Ltd.                                             391,000                4,388,739                   0.1%
     Tsukuba Bank, Ltd.                                                   1,196,767                4,101,563                   0.0%
     Tsurumi Manufacturing Co., Ltd.                                        314,000                5,202,694                   0.1%
     Tsutsumi Jewelry Co., Ltd.                                             263,900                6,491,009                   0.1%
#    TTK Co., Ltd.                                                          136,000                  550,065                   0.0%
     Tv Tokyo Holdings Corp.                                                110,100                2,219,798                   0.0%
     TYK Corp.                                                              690,000                1,258,652                   0.0%
#    U-Shin, Ltd.                                                           655,400                4,191,519                   0.0%
#    Ube Industries, Ltd.                                                   324,200                  501,964                   0.0%
     Uchida Yoko Co., Ltd.                                                1,419,000                4,543,302                   0.1%
     Ueki Corp.                                                             177,000                  428,406                   0.0%
     UKC Holdings Corp.                                                     157,600                2,564,307                   0.0%
#*   Ulvac, Inc.                                                            369,100                4,596,225                   0.1%
     Uniden Corp.                                                         1,332,000                2,751,920                   0.0%
     Unipres Corp.                                                          113,600                2,260,621                   0.0%
#    Universal Entertainment Corp.                                           89,600                1,418,672                   0.0%
#    UNY Group Holdings Co., Ltd.                                         2,696,700               14,296,369                   0.1%
     Ushio, Inc.                                                            109,800                1,152,323                   0.0%
     Utoc Corp.                                                              32,900                  150,074                   0.0%
     Valor Co., Ltd.                                                         29,300                  474,940                   0.0%
#    Village Vanguard Co., Ltd.                                              16,400                  213,934                   0.0%
     Vital KSK Holdings, Inc.                                               258,015                2,200,469                   0.0%
     Wacoal Holdings Corp.                                                  820,000                8,539,263                   0.1%
     Wakita & Co., Ltd.                                                     338,100                3,378,481                   0.0%
     Warabeya Nichiyo Co., Ltd.                                             175,400                3,075,721                   0.0%
*    Watabe Wedding Corp.                                                    53,100                  267,887                   0.0%
     Wood One Co., Ltd.                                                     602,000                1,545,141                   0.0%
     Xebio Co., Ltd.                                                        137,900                2,157,995                   0.0%
     Y A C Co., Ltd.                                                         78,800                  420,774                   0.0%
#    Yachiyo Industry Co., Ltd.                                              14,900                  100,464                   0.0%
     Yaizu Suisankagaku Industry Co., Ltd.                                   22,700                  201,957                   0.0%
     YAMABIKO Corp.                                                         111,674                4,423,264                   0.1%
#    Yamagata Bank, Ltd. (The)                                            2,044,000                9,678,687                   0.1%
#    Yamaichi Electronics Co., Ltd.                                         122,500                  947,619                   0.0%
     Yamanashi Chuo Bank, Ltd. (The)                                      3,335,000               15,084,439                   0.1%
     Yamatane Corp.                                                       1,009,000                1,558,129                   0.0%
     Yamato Corp.                                                           336,000                1,229,926                   0.0%
     Yamato International, Inc.                                              11,200                   39,684                   0.0%
     Yamaura Corp.                                                           16,500                   60,092                   0.0%
#    Yamaya Corp.                                                            30,300                  434,357                   0.0%
     Yamazawa Co., Ltd.                                                       2,200                   31,591                   0.0%
     Yashima Denki Co., Ltd.                                                 17,300                   84,270                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
JAPAN -- (Continued)
     Yasuda Logistics Corp.                                                 193,300    $           1,737,917                   0.0%
     Yellow Hat, Ltd.                                                       200,900                4,300,340                   0.1%
     Yodogawa Steel Works, Ltd.                                           3,721,000               14,559,863                   0.1%
     Yokogawa Bridge Holdings Corp.                                         615,000                7,906,586                   0.1%
#    Yokohama Reito Co., Ltd.                                             1,179,900                8,748,609                   0.1%
     Yokowo Co., Ltd.                                                        46,300                  242,263                   0.0%
     Yondenko Corp.                                                         443,650                1,608,904                   0.0%
     Yonekyu Corp.                                                            6,200                   87,186                   0.0%
#    Yonex Co., Ltd.                                                        155,400                1,383,517                   0.0%
     Yorozu Corp.                                                           166,300                2,861,594                   0.0%
     Yotai Refractories Co., Ltd.                                             4,000                   13,599                   0.0%
     Yuasa Funashoku Co., Ltd.                                              581,000                1,430,234                   0.0%
     Yuken Kogyo Co., Ltd.                                                  234,000                  519,025                   0.0%
     Yurtec Corp.                                                         1,055,000                5,866,755                   0.1%
#    Yusen Logistics Co., Ltd.                                              217,900                2,197,814                   0.0%
     Yushiro Chemical Industry Co., Ltd.                                     60,700                  764,904                   0.0%
     Yutaka Giken Co., Ltd.                                                   1,700                   36,689                   0.0%
     Zojirushi Corp.                                                          5,000                   31,278                   0.0%
#    Zuken, Inc.                                                             20,200                  179,023                   0.0%
                                                                                       ---------------------    ------------------
TOTAL JAPAN                                                                                    2,836,116,148                  24.3%
                                                                                       ---------------------    ------------------
NETHERLANDS -- (2.0%)
     Accell Group                                                            20,675                  329,859                   0.0%
#*   APERAM                                                               1,753,419               50,449,201                   0.4%
     ASM International NV                                                   661,662               26,514,590                   0.2%
#*   Ballast Nedam NV                                                         6,156                   19,469                   0.0%
     BE Semiconductor Industries NV                                         821,028               15,638,350                   0.1%
     BinckBank NV                                                           574,421                5,692,899                   0.1%
     Corbion NV                                                             420,669                6,801,076                   0.1%
     Delta Lloyd NV                                                       2,460,680               56,086,880                   0.5%
*    Grontmij                                                                69,703                  321,262                   0.0%
#    Heijmans NV                                                            510,079                6,943,157                   0.1%
     Hunter Douglas NV                                                          248                   10,279                   0.0%
     KAS Bank NV                                                            307,542                3,719,202                   0.0%
#    Koninklijke BAM Groep NV                                             6,983,328               16,746,549                   0.1%
#    Koninklijke Ten Cate NV                                                343,605                7,749,738                   0.1%
     Koninklijke Wessanen NV                                                536,061                3,427,789                   0.0%
*    Macintosh Retail Group NV                                                7,600                   46,847                   0.0%
#*   Ordina NV                                                            2,006,476                3,292,660                   0.0%
#    SNS Reaal NV                                                         4,344,025                       --                   0.0%
*    Telegraaf Media Groep NV                                                93,393                  728,119                   0.0%
     TNT Express NV                                                       1,361,094                7,911,367                   0.1%
#*   TomTom NV                                                            2,919,396               21,207,301                   0.2%
     USG People NV                                                        1,823,235               18,290,315                   0.2%
                                                                                       ---------------------    ------------------
TOTAL NETHERLANDS                                                                                251,926,909                   2.2%
                                                                                       ---------------------    ------------------
NEW ZEALAND -- (0.3%)
#    Abano Healthcare Group, Ltd.                                               754                    4,042                   0.0%
     Air New Zealand, Ltd.                                                9,697,307               15,351,634                   0.1%
     Auckland International Airport, Ltd.                                   508,433                1,537,087                   0.0%
     Cavalier Corp., Ltd.                                                     3,143                    2,261                   0.0%
     CDL Investments New Zealand, Ltd.                                      142,030                   59,383                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
NEW ZEALAND -- (Continued)
     Chorus, Ltd.                                                           511,687    $             848,852                   0.0%
     Colonial Motor Co., Ltd. (The)                                         243,551                1,144,558                   0.0%
     Contact Energy, Ltd.                                                    84,841                  411,581                   0.0%
#    Ebos Group, Ltd.                                                       114,197                  856,519                   0.0%
#    Heartland New Zealand, Ltd.                                            625,068                  488,988                   0.0%
#    Metlifecare, Ltd.                                                        9,684                   32,653                   0.0%
     Millennium & Copthorne Hotels New Zealand, Ltd.                        905,618                  893,999                   0.0%
     New Zealand Oil & Gas, Ltd.                                          2,219,605                1,279,563                   0.0%
     New Zealand Refining Co., Ltd. (The)                                    22,674                   30,032                   0.0%
#    Nuplex Industries, Ltd.                                              2,945,016                7,266,082                   0.1%
#    PGG Wrightson, Ltd.                                                  2,111,833                  752,533                   0.0%
     Richina Pacific, Ltd.                                                  832,183                   43,786                   0.0%
#*   Rubicon, Ltd.                                                        3,767,301                1,005,789                   0.0%
     Sanford, Ltd.                                                        1,099,644                4,337,604                   0.1%
     Sky Network Television, Ltd.                                           617,062                3,063,912                   0.0%
     Steel & Tube Holdings, Ltd.                                            158,934                  371,260                   0.0%
*    Tenon, Ltd.                                                            137,210                  184,498                   0.0%
#    Tourism Holdings, Ltd.                                                 870,292                  991,460                   0.0%
     Tower, Ltd.                                                          2,517,321                3,878,982                   0.1%
                                                                                       ---------------------    ------------------
TOTAL NEW ZEALAND                                                                                 44,837,058                   0.4%
                                                                                       ---------------------    ------------------
NORWAY -- (0.8%)
#    Akastor ASA                                                            355,830                1,225,628                   0.0%
     Aker ASA Class A                                                        43,672                1,065,253                   0.0%
*    Archer, Ltd.                                                         3,195,711                3,080,000                   0.0%
     Austevoll Seafood ASA                                                1,055,380                6,863,007                   0.1%
     Bonheur ASA                                                            225,125                2,818,427                   0.0%
     BW Offshore, Ltd.                                                    6,508,418                7,990,584                   0.1%
     Deep Sea Supply P.L.C.                                                 820,856                  929,574                   0.0%
*    DOF ASA                                                                563,923                1,644,504                   0.0%
#*   Dolphin Group A.S.                                                   1,973,609                  845,930                   0.0%
     Eltek ASA                                                            1,433,745                2,081,513                   0.0%
     Evry ASA                                                               260,527                  656,970                   0.0%
     Farstad Shipping ASA                                                   207,709                2,395,794                   0.0%
     Fred Olsen Energy ASA                                                  105,895                1,130,051                   0.0%
#*   Frontline, Ltd.                                                        444,224                  627,994                   0.0%
     Ganger Rolf ASA                                                        402,365                5,040,304                   0.1%
#    Golden Ocean Group, Ltd.                                             6,058,932                7,374,300                   0.1%
*    Grieg Seafood ASA                                                      103,905                  442,673                   0.0%
#*   Havila Shipping ASA                                                     38,346                  153,758                   0.0%
*    Kongsberg Automotive ASA                                            10,167,813                9,729,163                   0.1%
#    Kvaerner ASA                                                         1,373,452                1,810,601                   0.0%
#*   Norske Skogindustrier ASA                                            4,225,055                2,252,152                   0.0%
     Northern Offshore, Ltd.                                                 44,072                   54,888                   0.0%
#*   Odfjell SE Class A                                                     249,938                  979,104                   0.0%
#*   Panoro Energy ASA                                                    4,692,449                1,795,687                   0.0%
#    Petroleum Geo-Services ASA                                             738,511                3,668,043                   0.0%
#*   REC Silicon ASA                                                     27,551,701               11,015,039                   0.1%
*    REC Solar ASA                                                          229,507                3,068,820                   0.0%
#*   Sevan Drilling A.S.                                                  2,984,970                  428,251                   0.0%
     Sevan Marine ASA                                                       531,955                1,737,152                   0.0%
     Siem Offshore, Inc.                                                    580,412                  449,895                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
NORWAY -- (Continued)
#    Solstad Offshore ASA                                                   359,951    $           4,377,509                   0.1%
#*   Songa Offshore                                                       6,095,851                2,103,883                   0.0%
     SpareBank 1 SMN                                                        797,325                7,090,008                   0.1%
     Stolt-Nielsen, Ltd.                                                    124,741                2,247,572                   0.0%
*    Storebrand ASA                                                         543,336                2,785,903                   0.0%
*    TTS Group ASA                                                           72,371                   41,395                   0.0%
     Wilh Wilhelmsen Holding ASA Class A                                    253,163                6,744,914                   0.1%
                                                                                       ---------------------    ------------------
TOTAL NORWAY                                                                                     108,746,243                   0.9%
                                                                                       ---------------------    ------------------
PORTUGAL -- (0.7%)
#*   Banco BPI SA                                                         5,824,425               11,408,301                   0.1%
#*   Banco Comercial Portugues SA                                       516,415,630               58,368,713                   0.5%
     Corticeira Amorim SGPS SA                                            2,076,904                7,818,144                   0.1%
     EDP Renovaveis SA                                                      198,563                1,290,986                   0.0%
     NOS SGPS                                                               601,761                3,452,348                   0.0%
     Novabase SGPS SA                                                        10,085                   30,321                   0.0%
     Papelaria Fernandes-Industria e Comercia SA                              2,000                       --                   0.0%
     Semapa-Sociedade de Investimento e Gestao                               67,139                  812,433                   0.0%
*    Sonae Capital SGPS SA                                                  289,985                  105,265                   0.0%
#*   Sonae Industria SGPS SA                                              1,369,348                  308,283                   0.0%
*    Sumol + Compal SA                                                       53,800                   75,322                   0.0%
#    Teixeira Duarte SA                                                     144,923                  143,096                   0.0%
                                                                                       ---------------------    ------------------
TOTAL PORTUGAL                                                                                    83,813,212                   0.7%
                                                                                       ---------------------    ------------------
RUSSIA -- (0.0%)
*    Exillon Energy P.L.C.                                                  225,558                  547,872                   0.0%
                                                                                       ---------------------    ------------------
SINGAPORE -- (1.4%)
*    Abterra, Ltd.                                                           52,000                   30,345                   0.0%
#    ASL Marine Holdings, Ltd.                                            1,254,800                  582,490                   0.0%
#*   Ausgroup, Ltd.                                                       1,557,000                  428,371                   0.0%
     Banyan Tree Holdings, Ltd.                                              59,000                   28,469                   0.0%
#*   Biosensors International Group, Ltd.                                 3,849,000                1,871,974                   0.0%
     Bonvests Holdings, Ltd.                                              1,338,280                1,429,396                   0.0%
#*   Broadway Industrial Group, Ltd.                                      4,031,267                  631,833                   0.0%
#    China Merchants Holdings Pacific, Ltd.                               1,751,000                1,228,247                   0.0%
     Chip Eng Seng Corp., Ltd.                                            8,982,198                6,150,537                   0.1%
#    Chuan Hup Holdings, Ltd.                                             7,757,000                1,777,903                   0.0%
     Creative Technology, Ltd.                                              799,150                1,282,527                   0.0%
     CSC Holdings, Ltd.                                                     348,000                   18,637                   0.0%
*    Delong Holdings, Ltd.                                                  679,000                  108,112                   0.0%
     DMX Technologies Group, Ltd.                                         3,585,000                  447,264                   0.0%
     EnGro Corp., Ltd.                                                      115,500                  106,102                   0.0%
     Excel Machine Tools, Ltd.                                              473,000                       --                   0.0%
#    Ezra Holdings, Ltd.                                                 17,045,000               10,830,706                   0.1%
     Falcon Energy Group, Ltd.                                              291,000                   68,017                   0.0%
     Far East Orchard, Ltd.                                               5,199,720                7,024,398                   0.1%
*    First Sponsor Group, Ltd.                                              980,587                  915,937                   0.0%
     GK Goh Holdings, Ltd.                                                2,295,000                1,545,098                   0.0%
     Global Premium Hotels, Ltd.                                             37,000                   10,067                   0.0%
     GMG Global, Ltd.                                                     3,164,000                  153,117                   0.0%
     GP Batteries International, Ltd.                                       170,000                   99,758                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
SINGAPORE -- (Continued)
     GP Industries, Ltd.                                                  2,169,808    $             928,094                   0.0%
*    Hanwell Holdings, Ltd.                                               6,729,043                1,491,268                   0.0%
#*   Healthway Medical Corp., Ltd.                                        3,497,000                  127,821                   0.0%
     HG Metal Manufacturing, Ltd.                                         1,230,000                   69,728                   0.0%
     Hi-P International, Ltd.                                                66,000                   33,404                   0.0%
     Hiap Hoe, Ltd.                                                          47,000                   30,172                   0.0%
     Ho Bee Land, Ltd.                                                    6,925,000               10,744,833                   0.1%
     Hong Fok Corp., Ltd.                                                 7,599,000                5,265,065                   0.1%
#    Hong Leong Asia, Ltd.                                                  991,000                1,063,726                   0.0%
#    Hotel Grand Central, Ltd.                                            2,765,239                2,841,653                   0.0%
     Hour Glass, Ltd. (The)                                                 390,320                  561,426                   0.0%
     HupSteel, Ltd.                                                          29,000                    4,636                   0.0%
     Hwa Hong Corp., Ltd.                                                 1,014,000                  256,862                   0.0%
     Indofood Agri Resources, Ltd.                                        6,564,000                4,270,785                   0.1%
     InnoTek, Ltd.                                                        4,120,000                  883,262                   0.0%
     IPC Corp., Ltd.                                                     16,472,000                1,888,260                   0.0%
     Isetan Singapore, Ltd.                                                 171,000                  619,513                   0.0%
#    Jaya Holdings, Ltd.                                                  5,173,000                  169,662                   0.0%
     Jurong Technologies Industrial Corp., Ltd.                           3,391,000                       --                   0.0%
     k1 Ventures, Ltd.                                                   13,963,000                2,229,352                   0.0%
     Koh Brothers Group, Ltd.                                             1,464,000                  353,633                   0.0%
*    KS Energy, Ltd.                                                         16,000                    5,690                   0.0%
     LCD Global Investments, Ltd.                                         6,813,960                1,618,781                   0.0%
     Lee Kim Tah Holdings, Ltd.                                           2,313,000                1,951,535                   0.0%
*    Li Heng Chemical Fibre Technologies, Ltd.                           11,463,000                  924,357                   0.0%
     Lian Beng Group, Ltd.                                                1,512,000                  812,613                   0.0%
#*   Linc Energy, Ltd.                                                    1,584,514                1,278,704                   0.0%
     Low Keng Huat Singapore, Ltd.                                           85,000                   43,242                   0.0%
     Lum Chang Holdings, Ltd.                                             1,416,000                  413,518                   0.0%
     Marco Polo Marine, Ltd.                                                129,000                   33,180                   0.0%
*    Mercator Lines Singapore, Ltd.                                         774,000                   41,652                   0.0%
#    Mermaid Maritime PCL                                                 2,305,000                  630,207                   0.0%
#    Metro Holdings, Ltd.                                                10,849,960                7,398,563                   0.1%
     Mewah International, Inc.                                               56,000                   16,337                   0.0%
#    Midas Holdings, Ltd.                                                23,089,000                5,844,570                   0.1%
#    NSL, Ltd.                                                              655,000                  840,078                   0.0%
#*   Oceanus Group, Ltd.                                                 10,676,000                  107,857                   0.0%
#    Otto Marine, Ltd.                                                   18,543,500                  795,074                   0.0%
#    OUE, Ltd.                                                            1,260,000                2,071,476                   0.0%
#    Penguin International, Ltd.                                            107,250                   19,244                   0.0%
     Popular Holdings, Ltd.                                               8,482,250                1,584,392                   0.0%
     QAF, Ltd.                                                            3,808,637                3,012,458                   0.0%
     Raffles Education Corp., Ltd.                                       15,068,200                3,994,381                   0.1%
     Rickmers Maritime                                                      245,000                   56,203                   0.0%
*    S I2I, Ltd.                                                         13,677,000                   47,907                   0.0%
     San Teh, Ltd.                                                          625,800                  144,838                   0.0%
     Sinarmas Land, Ltd.                                                    375,000                  178,158                   0.0%
     Sing Holdings, Ltd.                                                    399,000                  105,612                   0.0%
     Sing Investments & Finance, Ltd.                                        84,000                   84,680                   0.0%
     Singapore Reinsurance Corp., Ltd.                                    3,080,110                  707,929                   0.0%
     Singapore Shipping Corp., Ltd.                                         402,000                   79,834                   0.0%
     Singapura Finance, Ltd.                                                105,000                  123,819                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
SINGAPORE -- (Continued)
#    Stamford Land Corp., Ltd.                                            4,041,000    $           1,746,349                   0.0%
#    Sunningdale Tech, Ltd.                                              10,519,000                1,622,777                   0.0%
#*   SunVic Chemical Holdings, Ltd.                                       7,560,000                3,413,716                   0.0%
#    Swiber Holdings, Ltd.                                               15,419,000                4,733,250                   0.1%
#    Tat Hong Holdings, Ltd.                                              1,722,000                1,052,932                   0.0%
     Tiong Woon Corp. Holding, Ltd.                                       8,059,500                1,852,644                   0.0%
#    Tuan Sing Holdings, Ltd.                                            17,928,152                6,081,742                   0.1%
     UMS Holdings, Ltd.                                                   3,570,750                1,404,363                   0.0%
#    United Engineers, Ltd.                                               9,399,332               21,007,972                   0.2%
#    United Industrial Corp., Ltd.                                        4,194,314               10,912,631                   0.1%
     Wheelock Properties Singapore, Ltd.                                  2,285,000                3,206,532                   0.0%
     Wing Tai Holdings, Ltd.                                              9,675,054               13,480,618                   0.1%
     Yeo Hiap Seng, Ltd.                                                    910,457                1,360,752                   0.0%
     YHI International, Ltd.                                                 31,000                    5,668                   0.0%
#    Yongnam Holdings, Ltd.                                               1,718,000                  308,098                   0.0%
                                                                                       ---------------------    ------------------
TOTAL SINGAPORE                                                                                  177,759,393                   1.5%
                                                                                       ---------------------    ------------------
SPAIN -- (2.5%)
#    Abengoa SA                                                             696,680                3,087,794                   0.0%
#    Abengoa SA Class B                                                   2,199,134                9,294,922                   0.1%
*    Acciona SA                                                             218,557               15,274,618                   0.1%
     Acerinox SA                                                            303,551                4,516,705                   0.1%
     Adveo Group International SA                                           176,923                3,215,388                   0.0%
*    Azkoyen SA                                                               2,580                    6,083                   0.0%
     Bankinter SA                                                         8,991,387               74,381,317                   0.7%
*    Baron de Ley                                                            22,116                2,006,733                   0.0%
#*   Caja de Ahorros del Mediterraneo                                       298,813                       --                   0.0%
#*   Cementos Portland Valderrivas SA                                       217,063                1,157,275                   0.0%
#    Construcciones y Auxiliar de Ferrocarriles SA                            3,299                1,098,373                   0.0%
*    Deoleo SA                                                            8,782,900                4,074,485                   0.0%
     Dinamia Capital Privado Sociedad de Capital Riesgo SA                   44,356                  416,462                   0.0%
#*   Dogi International Fabrics SA                                           32,521                   27,916                   0.0%
#    Ebro Foods SA                                                          522,878                9,359,101                   0.1%
     Elecnor SA                                                               4,667                   52,053                   0.0%
     Ence Energia y Celulosa SA                                           3,985,687                8,632,293                   0.1%
*    Ercros SA                                                            1,850,875                1,100,676                   0.0%
     Espanola del Zinc SA                                                    53,703                       --                   0.0%
#    Fluidra SA                                                             182,140                  596,563                   0.0%
#*   Fomento de Construcciones y Contratas SA                               756,658               13,920,084                   0.1%
*    Gamesa Corp. Tecnologica SA                                          6,939,007               68,509,030                   0.6%
     Grupo Catalana Occidente SA                                             48,620                1,466,935                   0.0%
#    Iberpapel Gestion SA                                                   107,514                1,622,848                   0.0%
     Indra Sistemas SA                                                      380,891                4,207,853                   0.1%
#    Melia Hotels International SA                                        1,283,223               12,836,281                   0.1%
#    Miquel y Costas & Miquel SA                                             27,041                  947,497                   0.0%
#*   Natra SA                                                                46,081                   69,964                   0.0%
#*   NH Hotel Group SA                                                    2,621,141               11,967,891                   0.1%
#    Obrascon Huarte Lain SA                                                531,051               15,525,417                   0.1%
     Papeles y Cartones de Europa SA                                        929,942                4,857,196                   0.1%
*    Pescanova SA                                                           338,483                       --                   0.0%
*    Promotora de Informaciones SA Class A                                5,854,390                1,655,898                   0.0%
*    Realia Business SA                                                      56,325                   82,134                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
SPAIN -- (Continued)
#*   Sacyr SA                                                             7,565,697    $          33,242,443                   0.3%
*    Sociedad Nacional de Industrias Apicaciones
     Celulosa Espanola SA                                                   370,644                   17,069                   0.0%
#*   Solaria Energia y Medio Ambiente SA                                    874,764                  992,582                   0.0%
*    Telecomunicaciones y Energia                                            10,394                   17,938                   0.0%
     Tubacex SA                                                             254,293                1,081,428                   0.0%
#    Tubos Reunidos SA                                                      269,991                  790,848                   0.0%
     Vidrala SA                                                               1,136                   45,132                   0.0%
*    Vocento SA                                                              14,029                   26,857                   0.0%
                                                                                       ---------------------    ------------------
TOTAL SPAIN                                                                                      312,182,082                   2.7%
                                                                                       ---------------------    ------------------
SWEDEN -- (3.3%)
     AAK AB                                                                   3,239                  175,676                   0.0%
#    Acando AB                                                              816,591                1,258,134                   0.0%
     AddNode Group AB                                                        37,990                  221,074                   0.0%
     AF AB Class B                                                           74,984                1,136,369                   0.0%
#*   Arise AB                                                                83,245                  191,269                   0.0%
     B&B Tools AB Class B                                                   233,690                4,381,033                   0.0%
#*   BE Group AB                                                            125,805                  107,680                   0.0%
     Beijer Alma AB                                                          16,080                  374,171                   0.0%
     Beijer Ref AB Class B                                                  185,323                3,366,142                   0.0%
     Bilia AB Class A                                                       442,474               12,560,332                   0.1%
     BillerudKorsnas AB                                                   3,504,601               51,117,323                   0.4%
#    Biotage AB                                                             895,743                1,427,536                   0.0%
#    Bulten AB                                                              126,805                1,056,948                   0.0%
     Bure Equity AB                                                       1,248,438                5,232,072                   0.1%
     Catena AB                                                               97,210                1,320,954                   0.0%
#    Cavotec SA                                                              12,841                   41,999                   0.0%
#*   Cloetta AB Class B                                                   1,168,013                3,391,314                   0.0%
     Concentric AB                                                          623,812                7,632,931                   0.1%
*    Concordia Maritime AB Class B                                          400,102                  600,363                   0.0%
*    CyberCom Group AB                                                    1,031,533                  365,640                   0.0%
     Duni AB                                                                167,776                2,392,142                   0.0%
*    East Capital Explorer AB                                                87,636                  580,649                   0.0%
     Enea AB                                                                  2,241                   18,368                   0.0%
#*   Eniro AB                                                             2,458,895                2,706,085                   0.0%
     Gunnebo AB                                                             388,592                1,964,274                   0.0%
     Haldex AB                                                            1,227,419               15,064,013                   0.1%
     HIQ International AB                                                     2,405                   13,012                   0.0%
     Holmen AB Class B                                                    1,382,044               45,742,308                   0.4%
     Industrial & Financial Systems Class B                                  49,519                1,541,949                   0.0%
*    KappAhl AB                                                             413,092                2,289,760                   0.0%
#*   Karolinska Development AB Class B                                       86,701                  147,846                   0.0%
     KNOW IT AB                                                             159,909                1,169,067                   0.0%
#    Lagercrantz AB Class B                                                 200,805                3,806,513                   0.0%
#*   Lindab International AB                                                610,902                5,616,679                   0.1%
#    Meda AB Class A                                                      1,651,937               21,633,911                   0.2%
#*   Medivir AB Class B                                                       7,958                  134,380                   0.0%
     Mekonomen AB                                                            26,056                  549,600                   0.0%
     MQ Holding AB                                                          272,861                1,242,449                   0.0%
     Mycronic AB                                                          1,671,444                4,539,440                   0.1%
#*   Net Insight AB Class B                                               1,519,784                  624,957                   0.0%
#    New Wave Group AB Class B                                            1,081,617                4,975,736                   0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
SWEDEN -- (Continued)
     Nibe Industrier AB Class B                                               7,934    $             210,602                   0.0%
     Nobia AB                                                               545,889                4,437,420                   0.1%
     Nolato AB Class B                                                      161,524                3,735,019                   0.0%
     Nordnet AB Class B                                                      21,012                   74,151                   0.0%
#*   PA Resources AB                                                        216,361                   83,477                   0.0%
     Peab AB                                                              1,850,916               12,565,995                   0.1%
#*   Pricer AB Class B                                                      172,034                  128,400                   0.0%
     Proact IT Group AB                                                      49,003                  538,993                   0.0%
     Proffice AB Class B                                                      5,845                   14,777                   0.0%
#    Ratos AB Class B                                                       651,400                4,371,923                   0.0%
*    Rezidor Hotel Group AB                                                  11,995                   52,375                   0.0%
#*   rnb Retail and Brands AB                                                95,803                  138,158                   0.0%
#    Saab AB Class B                                                        732,111               19,772,226                   0.2%
#*   SAS AB                                                               4,129,940                6,356,157                   0.1%
     Semcon AB                                                               38,736                  283,680                   0.0%
     SkiStar AB                                                               6,043                   69,198                   0.0%
*    SSAB AB Class A(BPRBWK4)                                               942,588                6,703,538                   0.1%
#*   SSAB AB Class A(B17H0S8)                                             3,446,753               25,011,217                   0.2%
*    SSAB AB Class B(BPRBWM6)                                             2,417,473               15,638,755                   0.1%
*    SSAB AB Class B(B17H3F6)                                               885,924                5,673,888                   0.1%
*    Swedish Orphan Biovitrum AB                                            842,521                9,636,171                   0.1%
#    TradeDoubler AB                                                        128,127                  134,447                   0.0%
*    Transcom WorldWide SA(7206715)                                         591,524                   82,327                   0.0%
#*   Transcom WorldWide SA(7206726)                                       3,809,108                  566,742                   0.0%
     Trelleborg AB Class B                                                5,269,972               90,223,713                   0.8%
                                                                                       ---------------------    ------------------
TOTAL SWEDEN                                                                                     419,215,447                   3.6%
                                                                                       ---------------------    ------------------
SWITZERLAND -- (3.8%)
#    AFG Arbonia-Forster Holding AG                                         278,888                6,807,468                   0.1%
     Allreal Holding AG                                                     151,539               20,058,902                   0.2%
#    Alpiq Holding AG                                                        22,842                2,298,112                   0.0%
     ALSO Holding AG                                                          9,450                  515,677                   0.0%
     Autoneum Holding AG                                                     11,841                1,973,131                   0.0%
     Baloise Holding AG                                                     208,015               26,185,922                   0.2%
     Bank Coop AG                                                            18,665                  824,195                   0.0%
     Banque Cantonale de Geneve                                              13,130                2,900,014                   0.0%
     Banque Cantonale du Jura                                                 7,948                  515,390                   0.0%
     Banque Cantonale Vaudoise                                               10,787                5,777,315                   0.1%
#    Basler Kantonalbank                                                      4,254                  283,705                   0.0%
     Bell AG                                                                    134                  309,354                   0.0%
     Bellevue Group AG                                                       54,925                  698,559                   0.0%
#    Berner Kantonalbank AG                                                   3,090                  577,494                   0.0%
     Bobst Group SA                                                         194,424                8,462,262                   0.1%
     Carlo Gavazzi Holding AG                                                 7,688                1,821,417                   0.0%
     Cham Paper Holding AG                                                   11,660                2,919,690                   0.0%
*    Charles Voegele Holding AG                                             174,066                2,651,987                   0.0%
     Cicor Technologies                                                      12,055                  423,687                   0.0%
     Cie Financiere Tradition SA                                              1,676                   75,192                   0.0%
     Clariant AG                                                          1,344,747               23,456,465                   0.2%
     Coltene Holding AG                                                      54,713                3,401,254                   0.0%
     Conzzeta AG                                                              3,818               13,471,879                   0.1%
     Daetwyler Holding AG                                                   128,382               16,276,739                   0.2%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
SWITZERLAND -- (Continued)
     EFG International AG                                                   727,498    $           7,563,988                   0.1%
     Emmi AG                                                                 39,124               13,828,654                   0.1%
#    Energiedienst Holding AG                                                 2,883                   94,410                   0.0%
     Flughafen Zuerich AG                                                    47,523               30,282,498                   0.3%
     Forbo Holding AG                                                         8,802                9,142,861                   0.1%
     GAM Holding AG                                                       1,855,692               31,691,264                   0.3%
     Georg Fischer AG                                                        26,677               15,407,953                   0.1%
     Gurit Holding AG                                                         8,756                3,667,263                   0.0%
     Helvetia Holding AG                                                    159,664               75,922,724                   0.7%
     HOCHDORF Holding AG                                                        608                   85,927                   0.0%
     Huber & Suhner AG                                                        4,806                  237,072                   0.0%
     Implenia AG                                                            262,982               14,178,764                   0.1%
     Intershop Holdings AG                                                    6,563                2,422,168                   0.0%
     Jungfraubahn Holding AG                                                  3,905                  306,442                   0.0%
     Kardex AG                                                               55,663                2,518,086                   0.0%
     Komax Holding AG                                                        15,333                2,259,260                   0.0%
     Kudelski SA                                                            173,873                2,217,522                   0.0%
     Liechtensteinische Landesbank AG                                        44,405                1,782,129                   0.0%
     Lonza Group AG                                                          18,845                2,076,465                   0.0%
     Luzerner Kantonalbank AG                                                 1,742                  630,083                   0.0%
     MCH Group AG                                                             6,376                  424,262                   0.0%
#*   Meyer Burger Technology AG                                           1,046,351                8,826,620                   0.1%
     Micronas Semiconductor Holding AG                                       96,351                  644,562                   0.0%
     Mikron Holding AG                                                       38,875                  263,514                   0.0%
     Mobimo Holding AG                                                       18,918                3,728,903                   0.0%
*    Orascom Development Holding AG                                         105,315                1,838,379                   0.0%
     Orior AG                                                                 2,089                  112,942                   0.0%
     Romande Energie Holding SA                                               4,003                4,447,958                   0.1%
*    Schmolz + Bickenbach AG                                              9,682,338               11,692,026                   0.1%
     Schweiter Technologies AG                                                2,802                2,020,060                   0.0%
     Siegfried Holding AG                                                    28,408                4,366,465                   0.0%
     St Galler Kantonalbank AG                                               14,490                5,240,709                   0.1%
     Sulzer AG                                                               36,411                4,150,088                   0.0%
     Swiss Life Holding AG                                                  175,357               40,234,036                   0.4%
*    Swisslog Holding AG                                                    181,902                  253,590                   0.0%
     Tamedia AG                                                               2,295                  301,292                   0.0%
*    Tornos Holding AG                                                       42,112                  251,417                   0.0%
*    Valartis Group AG                                                        3,658                   62,262                   0.0%
     Valiant Holding AG                                                     108,005                9,446,677                   0.1%
     Valora Holding AG                                                       42,348                8,771,493                   0.1%
     Vaudoise Assurances Holding SA Class B                                  22,093                9,662,145                   0.1%
     Vetropack Holding AG                                                       454                  775,144                   0.0%
#    Vontobel Holding AG                                                    148,264                5,388,879                   0.1%
     VP Bank AG                                                              37,874                3,140,695                   0.0%
#    Zehnder Group AG                                                        28,145                1,106,509                   0.0%
     Zug Estates Holding AG                                                      79                   95,771                   0.0%
     Zuger Kantonalbank AG                                                       36                  166,457                   0.0%
                                                                                       ---------------------    ------------------
TOTAL SWITZERLAND                                                                                486,414,198                   4.2%
                                                                                       ---------------------    ------------------
UNITED KINGDOM -- (21.2%)
     Acal P.L.C.                                                            561,584                1,889,568                   0.0%
*    Afren P.L.C.                                                         2,935,351                3,619,160                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
UNITED KINGDOM -- (Continued)
     African Barrick Gold P.L.C.                                          1,176,896    $           3,877,113                   0.0%
*    Aga Rangemaster Group P.L.C.                                         1,898,962                4,440,835                   0.0%
     Alent P.L.C.                                                         5,405,549               29,024,044                   0.3%
     Alumasc Group                                                          575,307                1,168,654                   0.0%
     Amberley Group P.L.C.                                                   71,000                       --                   0.0%
     Amlin P.L.C.                                                        11,064,118               80,751,776                   0.7%
     Anglo Pacific Group P.L.C.                                           1,238,848                2,624,491                   0.0%
     Anglo-Eastern Plantations P.L.C.                                       241,403                2,485,140                   0.0%
     Ashtead Group P.L.C.                                                 7,730,038              129,510,847                   1.1%
     Avesco Group P.L.C.                                                     84,124                  138,917                   0.0%
     Barratt Developments P.L.C.                                         21,380,562              143,728,193                   1.2%
     BBA Aviation P.L.C.                                                  1,446,324                8,187,302                   0.1%
     Beazley P.L.C.                                                      12,470,827               52,380,139                   0.5%
     Bellway P.L.C.                                                       3,448,205               96,725,996                   0.8%
     Berendsen P.L.C.                                                       645,207               10,447,882                   0.1%
     Bloomsbury Publishing P.L.C.                                            91,152                  234,001                   0.0%
     Bodycote P.L.C.                                                      5,021,077               50,254,417                   0.4%
     Boot Henry P.L.C.                                                    1,143,997                3,531,844                   0.0%
     Bovis Homes Group P.L.C.                                             3,801,855               51,345,061                   0.4%
     Braemar Shipping Services P.L.C.                                         1,546                   11,620                   0.0%
     British Polythene Industries P.L.C.                                    319,936                3,314,195                   0.0%
#    Bwin.Party Digital Entertainment P.L.C.                              1,708,264                2,455,649                   0.0%
*    Cairn Energy P.L.C.                                                  1,245,729                2,913,259                   0.0%
#    Camellia P.L.C.                                                          2,629                  365,866                   0.0%
     Cape P.L.C.                                                            205,431                  888,698                   0.0%
     Capital & Regional P.L.C.                                            5,211,567                4,015,965                   0.0%
     Carclo P.L.C.                                                           23,360                   33,187                   0.0%
#    Carillion P.L.C.                                                     4,492,540               23,934,547                   0.2%
     Carr's Milling Industries P.L.C.                                        45,502                1,179,615                   0.0%
     Castings P.L.C.                                                        435,213                3,056,294                   0.0%
     Catlin Group, Ltd.                                                   9,089,700               78,087,662                   0.7%
     Centamin P.L.C.                                                      3,150,562                2,579,873                   0.0%
#    Centaur Media P.L.C.                                                   131,854                  122,282                   0.0%
     Chemring Group P.L.C.                                                  432,958                1,689,741                   0.0%
     Chesnara P.L.C.                                                        296,018                1,630,466                   0.0%
     Chime Communications P.L.C.                                            170,277                  755,649                   0.0%
     Cineworld Group P.L.C.                                                   2,277                   12,207                   0.0%
     Close Brothers Group P.L.C.                                          1,724,250               40,463,125                   0.4%
*    Coalfield Resources P.L.C.                                             911,673                   80,915                   0.0%
*    Colt Group SA                                                        5,736,249               12,638,289                   0.1%
#    Communisis P.L.C.                                                    2,817,932                2,485,275                   0.0%
     Computacenter P.L.C.                                                 1,910,955               18,898,843                   0.2%
     Cranswick P.L.C.                                                         3,525                   80,033                   0.0%
     Creston P.L.C.                                                         187,426                  346,478                   0.0%
     CSR P.L.C.                                                           4,886,688               65,673,331                   0.6%
     Daejan Holdings P.L.C.                                                  75,237                5,998,639                   0.1%
     Dairy Crest Group P.L.C.                                               702,475                4,692,591                   0.0%
     Debenhams P.L.C.                                                     4,547,296                4,721,276                   0.0%
     Development Securities P.L.C.                                        2,446,450                8,287,687                   0.1%
     Dixons Carphone P.L.C.                                              11,398,297               72,376,637                   0.6%
     Drax Group P.L.C.                                                      463,258                4,407,897                   0.0%
     DS Smith P.L.C.                                                     15,172,280               64,440,510                   0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
UNITED KINGDOM -- (Continued)
     easyJet P.L.C.                                                         689,049    $          16,557,135                   0.2%
     Elementis P.L.C.                                                     3,548,758               15,029,515                   0.1%
*    EnQuest P.L.C.                                                       1,197,226                1,331,482                   0.0%
*    Enterprise Inns P.L.C.                                              11,543,976               23,650,472                   0.2%
     Evraz P.L.C.                                                         1,203,154                2,494,135                   0.0%
     Fenner P.L.C.                                                           46,057                  227,947                   0.0%
     Ferrexpo P.L.C.                                                        187,750                  253,540                   0.0%
*    Findel P.L.C.                                                            3,863                   16,316                   0.0%
*    Firstgroup P.L.C.                                                    2,331,043                4,200,812                   0.0%
     Future P.L.C.                                                        1,768,908                  224,253                   0.0%
     Galliford Try P.L.C.                                                   797,107               15,600,598                   0.1%
*    Gem Diamonds, Ltd.                                                   2,009,210                4,998,995                   0.1%
     Grafton Group P.L.C.                                                 1,806,353               18,336,932                   0.2%
#    Greene King P.L.C.                                                   4,957,978               63,741,992                   0.6%
*    Hardy Oil & Gas P.L.C.                                                  78,909                  122,904                   0.0%
     Harvey Nash Group P.L.C.                                               660,735                  931,434                   0.0%
     Headlam Group P.L.C.                                                    31,725                  198,518                   0.0%
     Helical Bar P.L.C.                                                   2,464,618               13,816,732                   0.1%
     Hiscox, Ltd.                                                         8,547,223               93,222,509                   0.8%
#*   Hochschild Mining P.L.C.                                               267,932                  423,620                   0.0%
     Home Retail Group P.L.C.                                            16,459,487               48,301,027                   0.4%
     Hunting P.L.C.                                                         251,363                2,960,822                   0.0%
     Huntsworth P.L.C.                                                    3,242,574                2,306,190                   0.0%
     Inchcape P.L.C.                                                      8,858,210               98,683,203                   0.9%
     Intermediate Capital Group P.L.C.                                    2,324,248               15,278,884                   0.1%
*    International Ferro Metals, Ltd.                                     1,960,461                  180,485                   0.0%
     Interserve P.L.C.                                                      499,652                5,072,826                   0.1%
*    IP Group P.L.C.                                                        145,440                  483,476                   0.0%
#*   JKX Oil & Gas P.L.C.                                                   391,101                  238,385                   0.0%
     John Wood Group P.L.C.                                                 456,327                4,841,678                   0.0%
*    Johnston Press P.L.C.                                                8,143,186                  450,566                   0.0%
#*   Kazakhmys P.L.C.                                                     1,111,440                4,100,444                   0.0%
     Keller Group P.L.C.                                                    637,883                8,523,160                   0.1%
     Laird P.L.C.                                                         3,559,337               17,965,742                   0.2%
*    Lamprell P.L.C.                                                        744,490                1,746,973                   0.0%
     Lancashire Holdings, Ltd.                                            1,476,890               15,830,500                   0.1%
     Lavendon Group P.L.C.                                                1,936,016                5,682,100                   0.1%
#*   Lonmin P.L.C.                                                        2,726,122                7,641,547                   0.1%
     Lookers P.L.C.                                                         257,901                  573,583                   0.0%
     Low & Bonar P.L.C.                                                   3,388,506                3,006,208                   0.0%
     Man Group P.L.C.                                                    16,433,558               32,584,012                   0.3%
     Management Consulting Group P.L.C.                                   3,240,625                  912,913                   0.0%
     Marshalls P.L.C.                                                     1,594,058                5,086,937                   0.1%
     Marston's P.L.C.                                                    13,861,464               33,478,284                   0.3%
     McBride P.L.C.                                                          21,858                   27,800                   0.0%
*    Mecom Group P.L.C.                                                     300,899                  625,585                   0.0%
     Meggitt P.L.C.                                                       4,533,516               32,747,427                   0.3%
     Melrose Industries P.L.C.                                            1,163,176                4,780,748                   0.0%
     Millennium & Copthorne Hotels P.L.C.                                 4,813,561               43,911,265                   0.4%
*    Mitchells & Butlers P.L.C.                                           5,754,583               35,026,856                   0.3%
     MJ Gleeson Group P.L.C.                                                647,169                3,625,938                   0.0%
     Mondi P.L.C.                                                         3,867,542               65,363,271                   0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
UNITED KINGDOM -- (Continued)
#    Morgan Sindall Group P.L.C.                                            112,118    $           1,234,122                   0.0%
*    Mothercare P.L.C.                                                      334,419                  936,198                   0.0%
     National Express Group P.L.C.                                        3,928,408               15,684,995                   0.1%
#*   New World Resources P.L.C. Class A                                      32,193                      685                   0.0%
     Northgate P.L.C.                                                     2,585,966               20,285,663                   0.2%
     Novae Group P.L.C.                                                     622,538                5,519,287                   0.1%
     Pace P.L.C.                                                            934,957                5,197,832                   0.1%
     Pendragon P.L.C.                                                     6,036,716                3,051,225                   0.0%
     Persimmon P.L.C.                                                     7,668,009              180,084,568                   1.5%
*    Petra Diamonds, Ltd.                                                    21,276                   56,445                   0.0%
*    Petropavlovsk P.L.C.                                                   577,780                  199,614                   0.0%
     Phoenix Group Holdings                                               1,286,039               15,528,135                   0.1%
     Phoenix IT Group P.L.C.                                                 16,230                   31,113                   0.0%
*    Premier Foods P.L.C.                                                14,447,341                7,626,029                   0.1%
     Premier Oil P.L.C.                                                   1,611,093                6,652,664                   0.1%
#*   Punch Taverns P.L.C.                                                   474,599                1,145,373                   0.0%
     PV Crystalox Solar P.L.C.                                              131,337                   32,303                   0.0%
*    Quintain Estates & Development P.L.C.                                7,353,105                9,661,030                   0.1%
     REA Holdings P.L.C.                                                      1,354                    8,677                   0.0%
     Redrow P.L.C.                                                        5,604,136               25,944,508                   0.2%
*    Renold P.L.C.                                                        1,122,936                1,020,046                   0.0%
     RPS Group P.L.C.                                                       667,793                2,507,240                   0.0%
     S&U P.L.C.                                                               3,928                  121,744                   0.0%
*    Salamander Energy P.L.C.                                             1,537,302                2,609,044                   0.0%
*    SDL P.L.C.                                                              34,029                  214,435                   0.0%
     Serco Group P.L.C.                                                     250,686                1,196,272                   0.0%
*    Severfield P.L.C.                                                      261,818                  252,018                   0.0%
     Shanks Group P.L.C.                                                  5,969,725                9,298,107                   0.1%
     SIG P.L.C.                                                          14,208,459               33,312,600                   0.3%
     Soco International P.L.C.                                               15,897                   83,725                   0.0%
     Speedy Hire P.L.C.                                                   2,824,150                2,811,902                   0.0%
     Spirit Pub Co. P.L.C.                                               11,189,077               19,091,669                   0.2%
*    Sportech P.L.C.                                                        171,230                  160,141                   0.0%
     St Ives P.L.C.                                                       2,304,784                7,108,559                   0.1%
     ST Modwen Properties P.L.C.                                          3,801,817               22,036,589                   0.2%
     Taylor Wimpey P.L.C.                                                74,080,800              140,721,013                   1.2%
*    Thomas Cook Group P.L.C.                                            24,698,963               49,209,419                   0.4%
     Travis Perkins P.L.C.                                                4,401,386              116,620,284                   1.0%
     Treatt P.L.C.                                                          118,770                  299,346                   0.0%
#    Trifast P.L.C.                                                         888,900                1,409,864                   0.0%
*    Trinity Mirror P.L.C.                                                7,644,285               20,058,017                   0.2%
     TT electronics P.L.C.                                                2,547,362                6,830,326                   0.1%
     TUI Travel P.L.C.                                                    2,716,251               17,357,171                   0.2%
     Tullett Prebon P.L.C.                                                  168,084                  764,405                   0.0%
     UTV Media P.L.C.                                                         6,241                   20,731                   0.0%
     Vedanta Resources P.L.C.                                               270,232                3,566,023                   0.0%
     Vesuvius P.L.C.                                                      5,951,466               40,633,041                   0.4%
     Vitec Group P.L.C. (The)                                                 1,961                   19,085                   0.0%
     Vp P.L.C.                                                              315,426                2,975,075                   0.0%
     William Ransom & Son Holding P.L.C.                                     65,000                       --                   0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                                -------------------    ---------------------    -------------------
UNITED KINGDOM -- (Continued)
     Xchanging P.L.C.                                                     1,315,333    $           3,988,120                   0.0%
                                                                                       ---------------------    ------------------
TOTAL UNITED KINGDOM                                                                           2,691,598,834                  23.0%
                                                                                       ---------------------    ------------------
TOTAL COMMON STOCKS                                                                           11,619,300,062                  99.5%
                                                                                       ---------------------    ------------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
#*   Ramelius Resources, Ltd. Warrants 08/01/15                             258,526                    1,706                   0.0%
                                                                                       ---------------------    ------------------
AUSTRIA -- (0.0%)
#*   Intercell AG Rights                                                     41,929                       --                   0.0%
                                                                                       ---------------------    ------------------
FRANCE -- (0.0%)
*    Bigben Interactive Rights 01/31/2016                                     2,948                      100                   0.0%
*    Peugeot SA Warrants 04/29/17                                           968,761                1,468,943                   0.0%
                                                                                       ---------------------    ------------------
TOTAL FRANCE                                                                                       1,469,043                   0.0%
                                                                                       ---------------------    ------------------
HONG KONG -- (0.0%)
*    Cheuk Nang Holdings, Ltd. Warrants 11/10/15                             84,217                   22,154                   0.0%
                                                                                       ---------------------    ------------------
ISRAEL -- (0.0%)
*    Africa Israel Investments, Ltd. Rights 03/31/2015                      160,000                   10,062                   0.0%
                                                                                       ---------------------    ------------------
ITALY -- (0.0%)
#*   Trevi Finanziaria Industriale SpA Rights 11/06/14                       85,597                   95,467                   0.0%
                                                                                       ---------------------    ------------------
SPAIN -- (0.0%)
*    Vidrala SA Rights 11/13/14                                               1,136                    2,218                   0.0%
                                                                                       ---------------------    ------------------
UNITED KINGDOM -- (0.0%)
*    McBride P.L.C. Rights                                                  721,314                    1,154                   0.0%
                                                                                       ---------------------    ------------------
TOTAL RIGHTS/WARRANTS                                                                              1,601,804                   0.0%
                                                                                       ---------------------    ------------------

                                                                                               VALUE+
                                                                                       ---------------------

SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@ DFA Short Term Investment Fund                                      91,962,199            1,064,002,644                   9.1%
                                                                                       ---------------------    ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $11,124,184,844)                                   $      12,684,904,510                 108.6%
                                                                                       =====================    ==================

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------------------------------------------------
                                               LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                                         --------------------   --------------------   ---------------------    --------------------
Common Stocks
     Australia                            $        10,888,717    $      626,015,665                       --    $        636,904,382
     Austria                                               --            83,565,476                       --              83,565,476
     Belgium                                               --           103,554,907                       --             103,554,907
     Canada                                     1,004,947,054               384,353                       --           1,005,331,407
     China                                                 --             2,698,400                       --               2,698,400
     Denmark                                               --           208,090,877                       --             208,090,877
     Finland                                               --           263,243,994                       --             263,243,994
     France                                         1,125,211           432,023,918                       --             433,149,129
     Germany                                        1,649,140           577,833,879                       --             579,483,019
     Greece                                                --                25,337                       --                  25,337
     Hong Kong                                         16,897           300,011,798                       --             300,028,695
     Ireland                                               --            49,991,081                       --              49,991,081
     Israel                                                --            83,951,496                       --              83,951,496
     Italy                                                 --           456,124,466                       --             456,124,466
     Japan                                         15,666,766         2,820,449,382                       --           2,836,116,148
     Netherlands                                           --           251,926,909                       --             251,926,909
     New Zealand                                    1,190,287            43,646,771                       --              44,837,058
     Norway                                                --           108,746,243                       --             108,746,243
     Portugal                                              --            83,813,212                       --              83,813,212
     Russia                                                --               547,872                       --                 547,872
     Singapore                                        963,844           176,795,549                       --             177,759,393
     Spain                                             27,916           312,154,166                       --             312,182,082
     Sweden                                                --           419,215,447                       --             419,215,447
     Switzerland                                           --           486,414,198                       --             486,414,198
     United Kingdom                                 1,148,986         2,690,449,848                       --           2,691,598,834
Rights/Warrants
     Australia                                             --                 1,706                       --                   1,706
     Austria                                               --                    --                       --                      --
     France                                                --             1,469,043                       --               1,469,043
     Hong Kong                                             --                22,154                       --                  22,154
     Israel                                                --                10,062                       --                  10,062
     Italy                                                 --                95,467                       --                  95,467
     Spain                                                 --                 2,218                       --                   2,218
     United Kingdom                                        --                 1,154                       --                   1,154
Securities Lending Collateral                              --         1,064,002,644                       --           1,064,002,644
                                         --------------------   ------------------     ---------------------    --------------------
TOTAL                                     $     1,037,624,818    $   11,647,279,692                       --    $     12,684,904,510
                                         ====================   ===================    =====================    ====================

                      INTERNATIONAL VECTOR EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
COMMON STOCKS -- (90.0%)
AUSTRALIA -- (6.4%)
    Adelaide Brighton, Ltd.                                                        172,754    $         515,159               0.1%
*   Aditya Birla Minerals, Ltd.                                                     33,991                6,955               0.0%
*   AED Oil, Ltd.                                                                   28,704                   --               0.0%
    Ainsworth Game Technology, Ltd.                                                 29,097               78,065               0.0%
*   AJ Lucas Group, Ltd.                                                             9,790                6,116               0.0%
*   Alkane Resources, Ltd.                                                           6,922                1,377               0.0%
#   ALS, Ltd.                                                                       49,670              245,985               0.0%
    Altium, Ltd.                                                                    12,131               32,885               0.0%
*   Alumina, Ltd.                                                                  879,559            1,271,218               0.1%
*   Alumina, Ltd. Sponsored ADR                                                        900                5,121               0.0%
    Amalgamated Holdings, Ltd.                                                      33,889              299,491               0.0%
#   Amcom Telecommunications, Ltd.                                                  50,927              100,014               0.0%
    Amcor, Ltd.                                                                     54,153              562,478               0.1%
    AMP, Ltd.                                                                      338,855            1,747,483               0.2%
    Ansell, Ltd.                                                                     7,634              133,905               0.0%
*   Antares Energy, Ltd.                                                            43,975               16,665               0.0%
#   AP Eagers, Ltd.                                                                 23,424              116,326               0.0%
#   APA Group                                                                       45,599              317,019               0.0%
*   APN News & Media, Ltd.                                                         152,148               98,752               0.0%
*   Aquarius Platinum, Ltd.                                                        101,205               26,932               0.0%
#   ARB Corp., Ltd.                                                                 14,480              167,969               0.0%
#   Aristocrat Leisure, Ltd.                                                       128,156              728,592               0.1%
#   Arrium, Ltd.                                                                 1,567,926              465,501               0.1%
    Asciano, Ltd.                                                                  246,129            1,361,450               0.1%
*   ASG Group, Ltd.                                                                 51,124               34,253               0.0%
    ASX, Ltd.                                                                        4,369              138,617               0.0%
#   Atlas Iron, Ltd.                                                               411,111              123,060               0.0%
#   Ausdrill, Ltd.                                                                  89,820               48,578               0.0%
*   Ausenco, Ltd.                                                                   42,031               19,010               0.0%
#   AusNet Services                                                                 75,503               91,276               0.0%
*   Austal, Ltd.                                                                    31,664               35,746               0.0%
    Austbrokers Holdings, Ltd.                                                       8,522               76,715               0.0%
#   Austin Engineering, Ltd.                                                         3,342                3,387               0.0%
#   Australia & New Zealand Banking Group, Ltd.                                    122,194            3,615,790               0.3%
*   Australian Agricultural Co., Ltd.                                              170,712              211,110               0.0%
    Australian Pharmaceutical Industries, Ltd.                                      53,097               37,839               0.0%
#   Automotive Holdings Group, Ltd.                                                116,587              393,065               0.0%
    Aveo Group                                                                      43,975               80,157               0.0%
*   AWE, Ltd.                                                                      292,981              454,169               0.1%
    Bank of Queensland, Ltd.                                                       115,702            1,286,234               0.1%
#   BC Iron, Ltd.                                                                   41,913               39,714               0.0%
    Beach Energy, Ltd.                                                             668,887              691,896               0.1%
#*  Beadell Resources, Ltd.                                                        264,785               59,418               0.0%
#   Bega Cheese, Ltd.                                                                2,367               10,780               0.0%
    Bendigo & Adelaide Bank Ltd                                                    138,424            1,520,161               0.1%
#   BHP Billiton, Ltd.                                                             109,768            3,283,910               0.3%
#   BHP Billiton, Ltd. Sponsored ADR                                                10,469              622,277               0.1%
*   Billabong International, Ltd.                                                  230,704              134,549               0.0%
#   Blackmores, Ltd.                                                                 3,500              100,985               0.0%
*   BlueScope Steel, Ltd.                                                          125,503              585,092               0.1%
#*  Boart Longyear, Ltd.                                                           161,114               34,351               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRALIA -- (Continued)
    Boral, Ltd.                                                                    262,721    $       1,153,914               0.1%
#   Bradken, Ltd.                                                                   97,128              331,322               0.0%
    Brambles, Ltd.                                                                  70,098              589,583               0.1%
#   Breville Group, Ltd.                                                            19,239              115,522               0.0%
#   Brickworks, Ltd.                                                                12,351              147,527               0.0%
    BT Investment Management, Ltd.                                                  22,273              122,702               0.0%
#   Cabcharge Australia, Ltd.                                                       56,351              245,744               0.0%
    Caltex Australia, Ltd.                                                          20,543              565,819               0.1%
#   Cardno, Ltd.                                                                    81,711              401,265               0.0%
*   Carnarvon Petroleum, Ltd.                                                      105,419               20,653               0.0%
#   carsales.com, Ltd.                                                              56,024              528,663               0.1%
#   Cash Converters International, Ltd.                                            128,427              123,184               0.0%
    Cedar Woods Properties, Ltd.                                                     9,588               58,406               0.0%
    Centrebet International, Ltd. Claim Units                                        6,648                   --               0.0%
    Challenger, Ltd.                                                                65,660              403,852               0.0%
*   Citigold Corp., Ltd.                                                           194,096                2,220               0.0%
*   Coal of Africa, Ltd.                                                            24,372                1,131               0.0%
    Coca-Cola Amatil, Ltd.                                                          32,189              259,745               0.0%
#   Cochlear, Ltd.                                                                   3,449              223,536               0.0%
*   Cockatoo Coal, Ltd.                                                            343,367                4,213               0.0%
*   Coffey International, Ltd.                                                      53,206               14,171               0.0%
#   Commonwealth Bank of Australia                                                  26,352            1,873,875               0.2%
    Computershare, Ltd.                                                             22,394              243,035               0.0%
    Corporate Travel Management, Ltd.                                                6,666               53,027               0.0%
    Crowe Horwath Australasia, Ltd.                                                 29,289               13,203               0.0%
    Crown Resorts, Ltd.                                                             15,532              199,223               0.0%
    CSG, Ltd.                                                                       48,757               52,483               0.0%
#   CSL, Ltd.                                                                       20,897            1,475,389               0.1%
    CSR, Ltd.                                                                      237,341              726,413               0.1%
*   Cue Energy Resources, Ltd.                                                      31,448                2,687               0.0%
#   Decmil Group, Ltd.                                                              58,456               91,826               0.0%
*   Devine, Ltd.                                                                     2,971                2,610               0.0%
    Domino's Pizza Enterprises, Ltd.                                                13,051              311,067               0.0%
    Downer EDI, Ltd.                                                               217,792              919,700               0.1%
*   Drillsearch Energy, Ltd.                                                       241,851              252,555               0.0%
    DuluxGroup, Ltd.                                                                99,568              470,545               0.1%
    Echo Entertainment Group, Ltd.                                                 437,339            1,468,451               0.1%
#*  Elders, Ltd.                                                                   130,080               19,443               0.0%
#*  Emeco Holdings, Ltd.                                                           218,506               35,429               0.0%
#*  Energy Resources of Australia, Ltd.                                             65,369               73,293               0.0%
*   Energy World Corp., Ltd.                                                       238,480               74,045               0.0%
#   Equity Trustees, Ltd.                                                            3,050               52,015               0.0%
    ERM Power, Ltd.                                                                 24,978               40,122               0.0%
    Euroz, Ltd.                                                                      1,190                1,182               0.0%
#   Evolution Mining, Ltd.                                                         113,903               60,141               0.0%
    Fairfax Media, Ltd.                                                            786,625              565,404               0.1%
*   FAR, Ltd.                                                                      557,529               49,204               0.0%
    Finbar Group, Ltd.                                                              18,455               23,032               0.0%
#   Fleetwood Corp., Ltd.                                                            2,933                4,483               0.0%
#   Flight Centre Travel Group, Ltd.                                                 3,479              129,088               0.0%
#*  Focus Minerals, Ltd.                                                         1,266,046               11,042               0.0%
#   Fortescue Metals Group, Ltd.                                                   276,219              852,505               0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRALIA -- (Continued)
    Funtastic, Ltd.                                                                 27,420    $           1,294               0.0%
    Goodman Fielder, Ltd.                                                          762,944              431,752               0.0%
    GrainCorp, Ltd. Class A                                                         73,358              567,388               0.1%
#   Grange Resources, Ltd.                                                         122,656               14,802               0.0%
#   Greencross, Ltd.                                                                 6,772               51,135               0.0%
*   Gryphon Minerals, Ltd.                                                           9,576                  726               0.0%
#   GUD Holdings, Ltd.                                                              31,454              199,096               0.0%
#*  Gunns, Ltd.                                                                     75,334                   --               0.0%
#   GWA Group, Ltd.                                                                 74,650              179,677               0.0%
    Hansen Technologies, Ltd.                                                       19,184               26,426               0.0%
#   Harvey Norman Holdings, Ltd.                                                   176,908              594,902               0.1%
    Helloworld, Ltd.                                                                13,926                3,519               0.0%
    HFA Holdings, Ltd.                                                              27,224               33,185               0.0%
*   Hillgrove Resources, Ltd.                                                       19,911                9,584               0.0%
    Hills, Ltd.                                                                     81,191               95,065               0.0%
*   Horizon Oil, Ltd.                                                              329,531               86,305               0.0%
#   iiNET, Ltd.                                                                     39,024              275,385               0.0%
#   Iluka Resources, Ltd.                                                           65,053              417,621               0.0%
#   Imdex, Ltd.                                                                     49,768               26,353               0.0%
    Incitec Pivot, Ltd.                                                            545,498            1,399,799               0.1%
    Independence Group NL                                                          118,603              474,947               0.1%
#*  Infigen Energy                                                                 164,162               38,696               0.0%
    Infomedia, Ltd.                                                                 56,576               59,657               0.0%
#   Insurance Australia Group, Ltd.                                                196,503            1,136,281               0.1%
#   Invocare, Ltd.                                                                  24,701              263,564               0.0%
#   IOOF Holdings, Ltd.                                                             43,255              345,018               0.0%
#   Iress, Ltd.                                                                     27,502              239,297               0.0%
*   iSelect, Ltd.                                                                   48,492               59,169               0.0%
    James Hardie Industries P.L.C.                                                  29,101              310,410               0.0%
    James Hardie Industries P.L.C. Sponsored ADR                                       100                5,333               0.0%
#   JB Hi-Fi, Ltd.                                                                  26,179              360,495               0.0%
#*  Kingsgate Consolidated, Ltd.                                                    46,190               29,469               0.0%
#   Leighton Holdings, Ltd.                                                          9,134              177,829               0.0%
    Lend Lease Group                                                               142,650            1,989,542               0.2%
*   Lonestar Resources, Ltd.                                                        73,784               22,709               0.0%
#*  Lynas Corp., Ltd.                                                               90,195                5,171               0.0%
#   M2 Group, Ltd.                                                                  36,051              250,147               0.0%
    MACA, Ltd.                                                                      27,572               31,487               0.0%
*   Macmahon Holdings, Ltd.                                                        239,512               20,817               0.0%
#   Macquarie Atlas Roads Group                                                     28,788               77,045               0.0%
    Macquarie Group, Ltd.                                                           29,212            1,578,737               0.1%
#   Magellan Financial Group, Ltd.                                                  19,192              227,830               0.0%
    MaxiTRANS Industries, Ltd.                                                      43,486               23,572               0.0%
*   Mayne Pharma Group, Ltd.                                                        78,756               52,677               0.0%
    McMillan Shakespeare, Ltd.                                                      14,130              133,712               0.0%
    McPherson's, Ltd.                                                               18,083               19,561               0.0%
    Melbourne IT, Ltd.                                                              24,889               30,601               0.0%
#   Mermaid Marine Australia, Ltd.                                                  80,322              131,479               0.0%
#   Metcash, Ltd.                                                                  146,816              366,683               0.0%
    Mincor Resources NL                                                             60,677               32,999               0.0%
*   Mineral Deposits, Ltd.                                                          28,317               34,077               0.0%
#   Mineral Resources, Ltd.                                                         76,457              573,122               0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRALIA -- (Continued)
#   Monadelphous Group, Ltd.                                                        24,669    $         273,619               0.0%
    Mortgage Choice, Ltd.                                                           37,287               86,328               0.0%
#   Mount Gibson Iron, Ltd.                                                        292,783              116,338               0.0%
#   Myer Holdings, Ltd.                                                            335,958              570,535               0.1%
    MyState, Ltd.                                                                    7,573               30,548               0.0%
    National Australia Bank, Ltd.                                                   90,701            2,805,904               0.2%
#   Navitas, Ltd.                                                                   44,391              207,450               0.0%
*   Newcrest Mining, Ltd.                                                           76,290              625,700               0.1%
*   Nexus Energy, Ltd.                                                             247,654                2,125               0.0%
#   NIB Holdings, Ltd.                                                              88,900              256,200               0.0%
    Nick Scali, Ltd.                                                                 5,910               14,525               0.0%
#   Northern Star Resources, Ltd.                                                  166,705              160,775               0.0%
#   NRW Holdings, Ltd.                                                             133,122               89,107               0.0%
    Nufarm, Ltd.                                                                    71,239              310,803               0.0%
    Oakton, Ltd.                                                                    52,096               86,723               0.0%
    Oil Search, Ltd.                                                                26,128              200,342               0.0%
    Orica, Ltd.                                                                     29,558              539,559               0.1%
    Origin Energy, Ltd.                                                            180,805            2,271,403               0.2%
#*  Orocobre, Ltd.                                                                  14,748               35,659               0.0%
    Orora, Ltd.                                                                     35,397               54,158               0.0%
#   OrotonGroup, Ltd.                                                                3,801               12,691               0.0%
*   Otto Energy, Ltd.                                                               72,021                6,080               0.0%
#   OZ Minerals, Ltd.                                                              139,318              478,742               0.1%
    Pacific Brands, Ltd.                                                           322,011              133,810               0.0%
#*  Paladin Energy, Ltd.                                                           206,356               59,177               0.0%
    PanAust, Ltd.                                                                  233,335              353,826               0.0%
#   Panoramic Resources, Ltd.                                                      115,565               61,625               0.0%
    Patties Foods, Ltd.                                                             17,109               19,540               0.0%
    Peet, Ltd.                                                                      29,534               31,510               0.0%
    Perpetual, Ltd.                                                                  7,438              304,121               0.0%
*   Phosphagenics, Ltd.                                                             15,812                1,097               0.0%
#   Platinum Asset Management, Ltd.                                                 12,467               72,369               0.0%
*   Platinum Australia, Ltd.                                                        59,641                  315               0.0%
*   PMP, Ltd.                                                                       31,929               13,604               0.0%
    Premier Investments, Ltd.                                                       47,499              450,677               0.1%
*   Prima Biomed, Ltd.                                                              75,579                2,610               0.0%
    Primary Health Care, Ltd.                                                      239,271              980,541               0.1%
    Prime Media Group, Ltd.                                                        117,638               88,585               0.0%
    Programmed Maintenance Services, Ltd.                                           53,595              122,694               0.0%
*   Qantas Airways, Ltd.                                                           486,209              726,451               0.1%
#   QBE Insurance Group, Ltd.                                                      109,250            1,109,751               0.1%
#   Qube Holdings, Ltd.                                                            101,717              220,033               0.0%
#*  Ramelius Resources, Ltd.                                                        55,377                2,290               0.0%
    Ramsay Health Care, Ltd.                                                         6,122              283,010               0.0%
#   RCG Corp., Ltd.                                                                 24,952               13,497               0.0%
    RCR Tomlinson, Ltd.                                                             54,912              131,914               0.0%
#   REA Group, Ltd.                                                                  3,734              149,513               0.0%
    Recall Holdings, Ltd.                                                            5,686               29,165               0.0%
#   Reckon, Ltd.                                                                    15,738               25,365               0.0%
*   Red Fork Energy, Ltd.                                                           57,145                1,118               0.0%
    Redflex Holdings, Ltd.                                                          15,216               15,516               0.0%
    Reece Australia, Ltd.                                                              839               24,593               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRALIA -- (Continued)
#   Regis Resources, Ltd.                                                           45,208    $          54,901               0.0%
#   Reject Shop, Ltd. (The)                                                         10,703               78,086               0.0%
*   Resolute Mining, Ltd.                                                          367,866              103,591               0.0%
#   Retail Food Group, Ltd.                                                         50,796              249,402               0.0%
    Ridley Corp., Ltd.                                                              96,363               74,584               0.0%
    Rio Tinto, Ltd.                                                                 17,746              947,606               0.1%
*   Roc Oil Co., Ltd.                                                              324,074              194,593               0.0%
    Ruralco Holdings, Ltd.                                                           6,256               19,173               0.0%
    SAI Global, Ltd.                                                                71,105              257,379               0.0%
    Salmat, Ltd.                                                                    16,043               19,357               0.0%
#*  Samson Oil & Gas, Ltd. Sponsored ADR                                            10,577                3,152               0.0%
    Sandfire Resources NL                                                           33,947              168,451               0.0%
    Santos, Ltd.                                                                   148,573            1,702,535               0.1%
#*  Saracen Mineral Holdings, Ltd.                                                 303,405               76,094               0.0%
#   Sedgman, Ltd.                                                                   31,588               13,708               0.0%
    Seek, Ltd.                                                                      19,243              282,389               0.0%
    Select Harvests, Ltd.                                                           20,521              113,928               0.0%
#*  Senex Energy, Ltd.                                                             379,740              181,794               0.0%
    Servcorp, Ltd.                                                                   8,966               41,110               0.0%
#*  Service Stream, Ltd.                                                             8,008                1,268               0.0%
#   Seven Group Holdings, Ltd.                                                      54,038              325,986               0.0%
#   Seven West Media, Ltd.                                                         204,879              309,782               0.0%
    Sigma Pharmaceuticals, Ltd.                                                    586,676              399,713               0.0%
#*  Silex Systems, Ltd.                                                             12,982                6,645               0.0%
#   Silver Chef, Ltd.                                                                1,940               10,161               0.0%
#*  Silver Lake Resources, Ltd.                                                     61,727               14,938               0.0%
#   Sims Metal Management, Ltd.                                                    100,999            1,008,309               0.1%
    Sirtex Medical, Ltd.                                                            11,331              260,194               0.0%
    Skilled Group, Ltd.                                                             49,258              100,588               0.0%
    Slater & Gordon, Ltd.                                                           19,395              104,791               0.0%
#   SMS Management & Technology, Ltd.                                               34,076              118,404               0.0%
    Sonic Healthcare, Ltd.                                                          25,999              430,251               0.0%
#   Southern Cross Media Group, Ltd.                                               228,397              196,963               0.0%
    Spark Infrastructure Group                                                     193,532              325,324               0.0%
    Specialty Fashion Group, Ltd.                                                   16,869               12,361               0.0%
#*  St Barbara, Ltd.                                                               148,747               14,399               0.0%
*   Starpharma Holdings, Ltd.                                                        7,460                4,090               0.0%
*   Strike Energy, Ltd.                                                             53,210                4,643               0.0%
    STW Communications Group, Ltd.                                                  92,619               92,569               0.0%
    Suncorp Group, Ltd.                                                            158,610            2,063,869               0.2%
    Sunland Group, Ltd.                                                             26,250               39,245               0.0%
#   Super Retail Group, Ltd.                                                        27,059              175,581               0.0%
#   Sydney Airport                                                                  37,045              144,021               0.0%
    Tabcorp Holdings, Ltd.                                                         357,998            1,285,989               0.1%
#*  Tap Oil, Ltd.                                                                   84,108               45,581               0.0%
    Tassal Group, Ltd.                                                              51,867              168,478               0.0%
    Tatts Group, Ltd.                                                              478,634            1,465,140               0.1%
#   Technology One, Ltd.                                                            65,676              193,918               0.0%
#*  Ten Network Holdings, Ltd.                                                     802,994              156,975               0.0%
#   TFS Corp., Ltd.                                                                 76,174              105,579               0.0%
    Thorn Group, Ltd.                                                                3,330                7,455               0.0%
*   Tiger Resources, Ltd.                                                          232,205               52,888               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRALIA -- (Continued)
    Titan Energy Services, Ltd.                                                     29,967    $          11,480               0.0%
#   Toll Holdings, Ltd.                                                            283,384            1,419,813               0.1%
#   Tox Free Solutions, Ltd.                                                        59,393              127,404               0.0%
    TPG Telecom, Ltd.                                                               31,955              206,907               0.0%
#*  Transfield Services, Ltd.                                                      222,540              375,706               0.0%
    Transpacific Industries Group, Ltd.                                            652,158              518,318               0.1%
    Treasury Wine Estates, Ltd.                                                    233,547              953,563               0.1%
#*  UGL, Ltd.                                                                       62,043              383,763               0.0%
    UXC, Ltd.                                                                      121,625               90,235               0.0%
    Villa World, Ltd.                                                               27,033               45,767               0.0%
#   Village Roadshow, Ltd.                                                          26,871              166,448               0.0%
    Virgin Australia Holdings, Ltd. (ACI01NXR8)                                    272,729                   --               0.0%
#*  Virgin Australia Holdings, Ltd. (B43DQC7)                                      608,353              206,344               0.0%
    Vision Eye Institute, Ltd.                                                      48,744               32,303               0.0%
    Vocus Communications, Ltd.                                                      24,337              126,966               0.0%
#   Washington H Soul Pattinson & Co., Ltd.                                         11,782              147,497               0.0%
    Watpac, Ltd.                                                                    44,377               32,751               0.0%
#   Webjet, Ltd.                                                                    10,348               31,279               0.0%
    Wesfarmers, Ltd.                                                                53,525            2,083,079               0.2%
    Western Areas, Ltd.                                                             67,891              260,395               0.0%
#   Westpac Banking Corp.                                                           59,493            1,826,094               0.2%
#   Westpac Banking Corp. Sponsored ADR                                             12,390              379,382               0.0%
#*  Whitehaven Coal, Ltd.                                                          116,793              156,634               0.0%
    Wide Bay Australia, Ltd.                                                         3,475               16,266               0.0%
    Woodside Petroleum, Ltd.                                                        60,043            2,132,748               0.2%
    WorleyParsons, Ltd.                                                             23,712              283,021               0.0%
#   Wotif.com Holdings, Ltd.                                                        16,657               44,546               0.0%
                                                                                              -----------------    --------------
TOTAL AUSTRALIA                                                                                      91,963,704               7.0%
                                                                                              -----------------    --------------
AUSTRIA -- (0.5%)
    A-TEC Industries AG                                                              1,773                   --               0.0%
    Agrana Beteiligungs AG                                                             717               64,720               0.0%
    AMAG Austria Metall AG                                                             878               28,037               0.0%
    Andritz AG                                                                       3,940              190,397               0.0%
    Atrium European Real Estate, Ltd.                                                5,591               29,287               0.0%
    Austria Technologie & Systemtechnik AG                                           8,528               98,838               0.0%
    BUWOG AG                                                                         2,364               43,704               0.0%
    CA Immobilien Anlagen AG                                                           920               17,646               0.0%
    Conwert Immobilien Invest SE                                                     4,534               50,282               0.0%
    DO & CO AG                                                                       1,264               76,437               0.0%
    Erste Group Bank AG                                                             24,020              612,931               0.1%
    EVN AG                                                                           3,508               44,444               0.0%
#   Flughafen Wien AG                                                                3,743              343,772               0.0%
*   IMMOFINANZ AG                                                                   34,531              104,540               0.0%
*   Kapsch TrafficCom AG                                                               698               14,701               0.0%
#   Lenzing AG                                                                       3,520              203,124               0.0%
    Mayr Melnhof Karton AG                                                           2,002              214,856               0.0%
    Oberbank AG                                                                        693               43,640               0.0%
    Oesterreichische Post AG                                                         8,848              431,828               0.1%
    OMV AG                                                                          29,983              942,457               0.1%
    Palfinger AG                                                                     2,086               48,612               0.0%
    POLYTEC Holding AG                                                               3,869               31,928               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRIA -- (Continued)
    Raiffeisen Bank International AG                                                25,858    $         553,667               0.1%
#   RHI AG                                                                           6,707              171,934               0.0%
#   Rosenbauer International AG                                                        487               44,436               0.0%
    S IMMO AG                                                                        8,070               62,151               0.0%
    Schoeller-Bleckmann Oilfield Equipment AG                                        2,826              243,547               0.0%
    Semperit AG Holding                                                              3,086              152,851               0.0%
    Strabag SE                                                                       7,391              159,959               0.0%
    UNIQA Insurance Group AG                                                         7,063               78,756               0.0%
#   Verbund AG                                                                       3,850               77,909               0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe                             3,353              161,416               0.0%
    Voestalpine AG                                                                   9,577              383,635               0.0%
    Wienerberger AG                                                                 55,653              672,995               0.1%
*   Wolford AG                                                                         299                7,303               0.0%
    Zumtobel Group AG                                                               10,068              177,548               0.0%
                                                                                              -----------------    --------------
TOTAL AUSTRIA                                                                                         6,584,288               0.5%
                                                                                              -----------------    --------------
BELGIUM -- (1.4%)
*   Ablynx NV                                                                        6,175               61,745               0.0%
    Ackermans & van Haaren NV                                                       10,271            1,280,869               0.1%
    Ageas                                                                           55,464            1,854,039               0.2%
*   AGFA-Gevaert NV                                                                 85,332              215,286               0.0%
    Anheuser-Busch InBev NV                                                         11,977            1,328,182               0.1%
    Anheuser-Busch InBev NV Sponsored ADR                                            3,863              428,716               0.1%
    Arseus NV                                                                       11,223              447,712               0.1%
    Atenor Group                                                                       168                7,735               0.0%
    Banque Nationale de Belgique                                                        77              313,686               0.0%
    Barco NV                                                                         5,707              420,792               0.0%
    Belgacom SA                                                                     39,800            1,503,188               0.1%
    Cie d'Entreprises CFE                                                            3,168              342,603               0.0%
    Cie Immobiliere de Belgique SA                                                     233               12,265               0.0%
    Cie Maritime Belge SA                                                            2,390               46,809               0.0%
#   Colruyt SA                                                                       4,581              208,643               0.0%
    D'ieteren SA                                                                     8,597              311,293               0.0%
    Deceuninck NV                                                                   30,550               75,845               0.0%
    Delhaize Group SA                                                               33,045            2,259,447               0.2%
    Delhaize Group SA Sponsored ADR                                                 29,692              505,952               0.1%
    Econocom Group SA                                                               16,217              104,820               0.0%
    Elia System Operator SA                                                          3,584              177,786               0.0%
#*  Euronav NV                                                                      21,021              223,095               0.0%
#   EVS Broadcast Equipment SA                                                       1,968               63,783               0.0%
    Exmar NV                                                                        16,386              229,056               0.0%
*   Ion Beam Applications                                                            5,092               88,953               0.0%
*   KBC Groep NV                                                                    27,056            1,453,333               0.1%
    Kinepolis Group NV                                                               5,625              225,320               0.0%
    Lotus Bakeries                                                                      50               58,340               0.0%
#*  MDxHealth                                                                        3,419               16,061               0.0%
    Melexis NV                                                                       5,686              259,637               0.0%
*   Mobistar SA                                                                     18,707              401,126               0.0%
#   NV Bekaert SA                                                                   19,497              612,945               0.1%
#*  Nyrstar NV                                                                     181,952              614,096               0.1%
*   Picanol                                                                            658               21,746               0.0%
*   RealDolmen NV/SA                                                                 1,173               27,895               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
BELGIUM -- (Continued)
    Recticel SA                                                                     12,253    $          93,488               0.0%
*   Rentabiliweb Group                                                                 846                6,247               0.0%
#   Resilux                                                                            516               68,374               0.0%
*   RHJ International SA                                                             8,236               44,887               0.0%
*   Roularta Media Group NV                                                            199                2,994               0.0%
    Sioen Industries NV                                                              4,242               59,891               0.0%
    Sipef SA                                                                         1,541              106,950               0.0%
    Solvay SA                                                                       14,443            1,971,754               0.2%
*   Telenet Group Holding NV                                                         2,452              138,739               0.0%
#*  Tessenderlo Chemie NV                                                           16,218              420,754               0.0%
#*  ThromboGenics NV                                                                 4,993               43,891               0.0%
    UCB SA                                                                           4,943              398,635               0.0%
    Umicore SA                                                                      18,515              726,685               0.1%
    Van de Velde NV                                                                  2,695              124,883               0.0%
*   Viohalco SA                                                                     25,814               83,289               0.0%
                                                                                              -----------------    --------------
TOTAL BELGIUM                                                                                        20,494,260               1.6%
                                                                                              -----------------    --------------
CANADA -- (8.5%)
*   5N Plus, Inc.                                                                   26,415               56,718               0.0%
    Absolute Software Corp.                                                          7,651               48,131               0.0%
#   Acadian Timber Corp.                                                             1,693               21,406               0.0%
*   Advantage Oil & Gas, Ltd.                                                       98,651              422,771               0.1%
#   AG Growth International, Inc.                                                    2,860              118,557               0.0%
    AGF Management, Ltd. Class B                                                    28,963              263,148               0.0%
    Agnico Eagle Mines, Ltd.(008474108)                                             11,564              271,754               0.0%
    Agnico Eagle Mines, Ltd.(2009823)                                               13,840              326,152               0.0%
    Agrium, Inc.(2213538)                                                            5,000              489,197               0.1%
#   Agrium, Inc.(008916108)                                                          7,409              724,748               0.1%
    AGT Food & Ingredient, Inc.                                                      8,412              206,671               0.0%
    Aimia, Inc.                                                                     17,893              257,984               0.0%
*   Air Canada Class A                                                               4,300               35,825               0.0%
    AirBoss of America Corp.                                                         2,398               21,277               0.0%
    Akita Drilling, Ltd. Class A                                                       900               11,044               0.0%
    Alacer Gold Corp.                                                               97,987              162,580               0.0%
*   Alamos Gold, Inc.(011527108)                                                    52,395              391,391               0.0%
    Alamos Gold, Inc.(2411707)                                                       4,796               35,788               0.0%
#*  Alexco Resource Corp.                                                           12,984                6,451               0.0%
    Algoma Central Corp.                                                             1,740               24,794               0.0%
    Algonquin Power & Utilities Corp.                                               62,701              511,822               0.1%
    Alimentation Couche-Tard, Inc. Class B                                          19,600              665,188               0.1%
#   AltaGas, Ltd.                                                                    5,600              231,046               0.0%
#*  Alterra Power Corp.                                                             14,500                4,117               0.0%
#   Altus Group, Ltd.                                                               10,000              193,869               0.0%
#*  Alumasc Group P.L.C. (The)                                                      24,449               56,402               0.0%
*   Amerigo Resources, Ltd.                                                         23,684                7,460               0.0%
    Amica Mature Lifestyles, Inc.                                                    5,700               36,464               0.0%
#   ARC Resources, Ltd.                                                             13,808              325,644               0.0%
#*  Argonaut Gold, Inc.                                                             65,566              139,620               0.0%
    Arsenal Energy, Inc.                                                             5,661               41,639               0.0%
#*  Artek Exploration, Ltd.                                                         14,249               32,618               0.0%
    Atco, Ltd. Class I                                                               4,600              186,930               0.0%
#*  Athabasca Oil Corp.                                                            141,451              458,095               0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
*   ATS Automation Tooling Systems, Inc.                                            16,045    $         200,732               0.0%
    AuRico Gold, Inc.                                                               97,417              312,032               0.0%
    AutoCanada, Inc.                                                                 3,400              188,847               0.0%
#*  Avigilon Corp.                                                                   8,795              121,657               0.0%
    Axia NetMedia Corp.                                                              1,300                3,091               0.0%
#*  B2Gold Corp.                                                                   323,700              539,955               0.1%
    Badger Daylighting, Ltd.                                                         9,126              224,213               0.0%
#*  Ballard Power Systems, Inc.                                                     16,800               47,103               0.0%
#   Bank of Montreal(2076009)                                                       15,946            1,156,352               0.1%
    Bank of Montreal(063671101)                                                     22,232            1,614,043               0.1%
    Bank of Nova Scotia (The)(064149107)                                            24,948            1,529,312               0.1%
    Bank of Nova Scotia (The)(2076281)                                               6,849              419,429               0.0%
*   Bankers Petroleum, Ltd.                                                        138,069              530,446               0.1%
    Barrick Gold Corp.(067901108)                                                  104,006            1,234,551               0.1%
    Barrick Gold Corp.(2024644)                                                      9,774              116,034               0.0%
    Baytex Energy Corp.(07317Q105)                                                   6,691              204,410               0.0%
#   Baytex Energy Corp.(B4VGVM3)                                                       900               27,502               0.0%
    BCE, Inc.                                                                        1,155               51,291               0.0%
*   Bellatrix Exploration, Ltd.                                                     48,102              224,921               0.0%
#*  Birchcliff Energy, Ltd.                                                         55,543              429,737               0.1%
#   Bird Construction, Inc.                                                          4,259               50,902               0.0%
    Black Diamond Group, Ltd.                                                       11,841              202,244               0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                                                      101,303            1,064,219               0.1%
#*  BlackBerry, Ltd.(09228F103)                                                     61,363              644,311               0.1%
#*  BlackPearl Resources, Inc.                                                      94,016              135,137               0.0%
#*  BNK Petroleum, Inc.                                                             41,642               19,582               0.0%
#   Bombardier, Inc. Class B                                                        62,760              206,592               0.0%
#   Bonavista Energy Corp.                                                          92,511              869,253               0.1%
#   Bonterra Energy Corp.                                                            8,393              377,333               0.0%
    Boralex, Inc. Class A                                                           13,800              161,013               0.0%
*   Brookfield Residential Properties, Inc.                                          8,026              186,604               0.0%
#*  BRP, Inc.                                                                          487               10,608               0.0%
    Bumi Serpong Damai Tbk PT                                                       33,335              433,306               0.1%
    CAE, Inc.(2162760)                                                              16,827              215,591               0.0%
    CAE, Inc.(124765108)                                                             1,450               18,734               0.0%
    Calfrac Well Services, Ltd.                                                     25,610              306,761               0.0%
    Calian Technologies, Ltd.                                                        1,000               16,459               0.0%
    Cameco Corp.                                                                    20,249              351,602               0.0%
    Canaccord Genuity Group, Inc.                                                   60,521              512,281               0.1%
*   Canacol Energy, Ltd.                                                            29,015               99,114               0.0%
#   Canadian Energy Services & Technology Corp.                                     32,261              249,031               0.0%
    Canadian Imperial Bank of Commerce(2170525)                                      4,351              397,209               0.0%
    Canadian Imperial Bank of Commerce(136069101)                                    3,202              292,503               0.0%
    Canadian Natural Resources, Ltd.(136385101)                                     58,066            2,025,342               0.2%
    Canadian Natural Resources, Ltd.(2171573)                                       17,000              593,239               0.1%
    Canadian Oil Sands, Ltd.                                                        39,807              623,745               0.1%
#   Canadian Tire Corp., Ltd. Class A                                               10,016            1,098,156               0.1%
    Canadian Western Bank                                                           19,600              656,493               0.1%
    Canam Group, Inc. Class A                                                       11,906              103,526               0.0%
    CanElson Drilling, Inc.                                                         46,447              227,073               0.0%
#   Canexus Corp.                                                                   32,646              112,098               0.0%
*   Canfor Corp.                                                                    24,916              580,095               0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
    Canfor Pulp Products, Inc.                                                      18,452    $         206,286               0.0%
#   CanWel Building Materials Group, Ltd.                                              991                5,469               0.0%
    Canyon Services Group, Inc.                                                     13,638              131,776               0.0%
    Capital Power Corp.                                                             11,284              256,106               0.0%
#   Capstone Infrastructure Corp.                                                   58,101              220,124               0.0%
*   Capstone Mining Corp.                                                          146,338              273,966               0.0%
    Cascades, Inc.                                                                  38,096              211,935               0.0%
*   Catamaran Corp.(B8J4N87)                                                         4,000              190,586               0.0%
*   Catamaran Corp.(B3N9ZT8)                                                         4,229              201,596               0.0%
#   Cathedral Energy Services, Ltd.                                                 19,963               55,086               0.0%
    CCL Industries, Inc. Class B                                                     6,734              680,779               0.1%
*   Celestica, Inc.(2263362)                                                        66,931              735,199               0.1%
*   Celestica, Inc.(15101Q108)                                                       6,032               66,231               0.0%
    Cenovus Energy, Inc.(B57FG04)                                                    6,900              170,748               0.0%
    Cenovus Energy, Inc.(15135U109)                                                  4,508              111,618               0.0%
    Centerra Gold, Inc.                                                             83,430              325,710               0.0%
#*  Cequence Energy, Ltd.                                                           79,682              101,100               0.0%
    Cervus Equipment Corp.                                                           1,394               22,696               0.0%
*   CGI Group, Inc. Class A(39945C109)                                               7,633              262,194               0.0%
#*  CGI Group, Inc. Class A(2159740)                                                 7,471              256,469               0.0%
*   China Gold International Resources Corp., Ltd.                                  73,974              141,772               0.0%
#*  Chinook Energy, Inc.                                                            38,922               53,874               0.0%
    CI Financial Corp.                                                               5,639              163,959               0.0%
#   Cineplex, Inc.                                                                  10,457              393,953               0.0%
#   Clarke, Inc.                                                                     3,800               32,941               0.0%
*   Claude Resources, Inc.                                                          31,500                6,149               0.0%
    Clearwater Seafoods, Inc.                                                        3,787               37,667               0.0%
    Cogeco Cable, Inc.                                                              11,395              621,389               0.1%
    Cogeco, Inc.                                                                     2,254              113,455               0.0%
    Colabor Group, Inc.                                                              7,067               22,197               0.0%
    COM DEV International, Ltd.                                                     38,195              125,391               0.0%
    Computer Modelling Group, Ltd.                                                  21,330              221,618               0.0%
*   Connacher Oil and Gas, Ltd.                                                    159,621               14,163               0.0%
    Constellation Software, Inc.                                                     1,092              307,626               0.0%
    Contrans Group, Inc. Class A                                                     8,289              109,804               0.0%
#*  Copper Mountain Mining Corp.                                                    76,683              142,201               0.0%
    Corby Spirit and Wine, Ltd.                                                      2,450               45,694               0.0%
#*  Corridor Resources, Inc.                                                         5,600                7,155               0.0%
#   Corus Entertainment, Inc. Class B                                               46,539              856,412               0.1%
    Cott Corp.(22163N106)                                                            4,928               29,913               0.0%
    Cott Corp.(2228952)                                                             38,160              231,252               0.0%
#   Crescent Point Energy Corp.(B67C8W8)                                             8,034              265,531               0.0%
    Crescent Point Energy Corp.(22576C101)                                           5,965              197,024               0.0%
*   Crew Energy, Inc.                                                               66,491              415,329               0.0%
*   DeeThree Exploration, Ltd.                                                      45,980              262,323               0.0%
*   Delphi Energy Corp.                                                             70,437              131,868               0.0%
#*  Denison Mines Corp.                                                            118,547              111,494               0.0%
*   Descartes Systems Group, Inc. (The)                                              9,080              128,097               0.0%
    DH Corp.                                                                        17,600              562,176               0.1%
*   DHX Media, Ltd.                                                                 11,800              104,803               0.0%
#   DirectCash Payments, Inc.                                                        5,300               74,770               0.0%
    Dollarama, Inc.                                                                  2,433              213,758               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
*   Dominion Diamond Corp.(B95LX89)                                                 18,256    $         255,443               0.0%
*   Dominion Diamond Corp.(257287102)                                               29,684              415,873               0.0%
    Dorel Industries, Inc. Class B                                                  12,111              376,316               0.0%
#*  DragonWave, Inc.                                                                 6,969                7,420               0.0%
#*  Dundee Precious Metals, Inc.                                                    29,945               85,288               0.0%
    E-L Financial Corp., Ltd.                                                          111               67,956               0.0%
    Eldorado Gold Corp.                                                            211,503            1,155,990               0.1%
#   Emera, Inc.                                                                      2,100               70,599               0.0%
    Empire Co., Ltd.                                                                 6,100              422,002               0.1%
#   Enbridge Income Fund Holdings, Inc.                                             19,757              520,636               0.1%
    Encana Corp.(2793193)                                                           13,705              255,361               0.0%
    Encana Corp.(292505104)                                                         20,152              375,432               0.0%
*   Endeavour Mining Corp.                                                         154,142               65,648               0.0%
#*  Endeavour Silver Corp.                                                          39,314              119,995               0.0%
    Enerflex, Ltd.                                                                  21,928              313,243               0.0%
*   Energy Fuels, Inc.(BFV4XW8)                                                      2,144               12,971               0.0%
#*  Energy Fuels, Inc.(BFV4XV7)                                                      5,605               33,870               0.0%
    Enerplus Corp.(292766102)                                                       39,171              560,145               0.1%
#   Enerplus Corp.(B584T89)                                                         20,675              296,078               0.0%
    Enghouse Systems, Ltd.                                                           3,027              101,683               0.0%
    Ensign Energy Services, Inc.                                                    56,452              637,123               0.1%
#*  Epsilon Energy, Ltd.                                                            25,234               82,169               0.0%
    Equitable Group, Inc.                                                            2,250              130,522               0.0%
*   Equity Financial Holdings, Inc.                                                    800                6,026               0.0%
#*  Essential Energy Services Trust                                                 79,421              142,345               0.0%
    Evertz Technologies, Ltd.                                                        5,026               75,766               0.0%
*   Excellon Resources, Inc.                                                         5,300                3,856               0.0%
#   Exchange Income Corp.                                                            3,474               59,305               0.0%
    Exco Technologies, Ltd.                                                          5,657               55,062               0.0%
#*  EXFO, Inc.                                                                       7,513               27,931               0.0%
#   Extendicare, Inc.                                                               31,304              226,645               0.0%
    Fairfax Financial Holdings, Ltd.                                                 3,568            1,630,159               0.1%
    Fiera Capital Corp.                                                              3,500               40,091               0.0%
    Finning International, Inc.                                                     24,010              619,929               0.1%
    First Capital Realty, Inc.                                                       6,035               98,580               0.0%
#*  First Majestic Silver Corp.(2833583)                                            12,400               63,593               0.0%
#*  First Majestic Silver Corp.(32076V103)                                          26,297              134,904               0.0%
    First National Financial Corp.                                                     600               12,404               0.0%
    First Quantum Minerals, Ltd.                                                    93,427            1,409,218               0.1%
    FirstService Corp.(2350231)                                                      4,219              222,957               0.0%
    FirstService Corp.(33761N109)                                                    1,018               53,720               0.0%
#*  Fortress Paper, Ltd. Class A                                                     2,299                4,243               0.0%
*   Fortuna Silver Mines, Inc.                                                      55,988              193,739               0.0%
    Gamehost, Inc.                                                                   3,082               45,531               0.0%
    Genesis Land Development Corp.                                                  10,800               42,451               0.0%
#   Genworth MI Canada, Inc.                                                        17,365              607,055               0.1%
    George Weston, Ltd.                                                              6,237              509,563               0.1%
    Gibson Energy, Inc.                                                             11,312              329,007               0.0%
    Gildan Activewear, Inc.                                                          6,523              388,585               0.0%
#   Glacier Media, Inc.                                                              3,000                4,445               0.0%
#   GLENTEL, Inc.                                                                    3,800               33,851               0.0%
    Gluskin Sheff + Associates, Inc.                                                 9,463              247,186               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
*   GLV, Inc. Class A                                                                8,028    $          16,383               0.0%
    GMP Capital, Inc.                                                               20,353              120,451               0.0%
    Goldcorp, Inc.(380956409)                                                       23,766              446,325               0.1%
    Goldcorp, Inc.(2676302)                                                         12,207              229,074               0.0%
#*  Golden Star Resources, Ltd.                                                     73,980               21,005               0.0%
*   Gran Tierra Energy, Inc.(38500T101)                                              1,100                5,016               0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)                                              125,255              571,235               0.1%
*   Great Canadian Gaming Corp.                                                     14,900              270,224               0.0%
#*  Great Panther Silver, Ltd.                                                      29,633               20,771               0.0%
    Great-West Lifeco, Inc.                                                          6,100              170,922               0.0%
*   Heroux-Devtek, Inc.                                                             10,096               91,012               0.0%
    High Liner Foods, Inc.                                                           4,987               97,479               0.0%
#   HNZ Group, Inc.                                                                  2,200               38,786               0.0%
    Home Capital Group, Inc.                                                         5,000              239,652               0.0%
#   Horizon North Logistics, Inc.                                                   38,355              108,220               0.0%
    HudBay Minerals, Inc.(B05BQ98)                                                   3,790               29,069               0.0%
    HudBay Minerals, Inc.(B05BDX1)                                                  62,709              480,173               0.1%
    Hudson's Bay Co.                                                                12,448              216,036               0.0%
    Husky Energy, Inc.                                                              28,300              683,238               0.1%
*   IAMGOLD Corp.(450913108)                                                        23,010               43,489               0.0%
*   IAMGOLD Corp.(2446646)                                                         157,060              298,220               0.0%
#   IGM Financial, Inc.                                                              3,000              119,995               0.0%
#*  Imax Corp.(2014258)                                                              5,400              159,022               0.0%
#*  Imax Corp.(45245E109)                                                            7,725              227,578               0.0%
*   Imperial Metals Corp.                                                            6,005               50,776               0.0%
    Imperial Oil, Ltd.(453038408)                                                    3,008              144,023               0.0%
    Imperial Oil, Ltd.(2454241)                                                        776               37,339               0.0%
*   Imris, Inc.                                                                      4,300                1,450               0.0%
#   Indigo Books & Music, Inc.                                                       1,600               17,973               0.0%
#   Industrial Alliance Insurance & Financial Services, Inc.                        24,398              983,237               0.1%
    Innergex Renewable Energy, Inc.                                                 30,613              299,598               0.0%
    Intact Financial Corp.                                                           5,604              375,755               0.0%
#   Inter Pipeline, Ltd.                                                             5,271              166,074               0.0%
*   Interfor Corp.                                                                  37,512              570,477               0.1%
    Intertape Polymer Group, Inc.                                                   18,164              266,082               0.0%
#*  Ithaca Energy, Inc.                                                            132,288              169,021               0.0%
#*  Ivanhoe Energy, Inc.                                                             2,745                3,093               0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                                         5,573              127,773               0.0%
    Just Energy Group, Inc.(B693818)                                                 2,300               11,201               0.0%
#   Just Energy Group, Inc.(B63MCN1)                                                12,408               60,441               0.0%
#   K-Bro Linen, Inc.                                                                1,828               64,229               0.0%
*   Katanga Mining, Ltd.                                                            83,398               28,859               0.0%
*   Kelt Exploration, Ltd.                                                           3,000               25,261               0.0%
    Keyera Corp.                                                                     3,900              310,256               0.0%
#   Killam Properties, Inc.                                                         13,100              128,321               0.0%
*   Kinross Gold Corp.(496902404)                                                    4,318                9,284               0.0%
#*  Kinross Gold Corp.(B03Z841)                                                    151,404              323,751               0.0%
#*  Kirkland Lake Gold, Inc.                                                        40,588              126,044               0.0%
*   Knight Therapeutics, Inc.                                                        1,963               10,137               0.0%
#*  Lake Shore Gold Corp.                                                          250,698              182,399               0.0%
    Laurentian Bank of Canada                                                       13,192              580,329               0.1%
*   Legacy Oil + Gas, Inc.                                                          97,329              396,380               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
#   Leisureworld Senior Care Corp.                                                  12,345    $         155,209               0.0%
    Leon's Furniture, Ltd.                                                           5,738               73,211               0.0%
*   Leucrotta Exploration, Inc.                                                     33,142               49,402               0.0%
#   Lightstream Resources, Ltd.                                                    116,588              308,266               0.0%
    Linamar Corp.                                                                   16,431              839,300               0.1%
#   Liquor Stores N.A., Ltd.                                                        11,917              137,457               0.0%
    Loblaw Cos., Ltd.                                                                8,093              421,631               0.1%
#   Long Run Exploration, Ltd.                                                      87,044              246,369               0.0%
    Lucara Diamond Corp.                                                            87,142              176,287               0.0%
*   Lundin Mining Corp.                                                             57,546              256,827               0.0%
    MacDonald Dettwiler & Associates, Ltd.                                           6,138              468,036               0.1%
    Magellan Aerospace Corp.                                                         6,936               76,126               0.0%
    Magna International, Inc.                                                       16,323            1,611,082               0.1%
*   Mainstreet Equity Corp.                                                            705               25,515               0.0%
    Major Drilling Group International, Inc.                                        31,744              185,329               0.0%
    Mandalay Resources Corp.                                                       102,700               87,478               0.0%
#   Manitoba Telecom Services, Inc.                                                 13,368              352,392               0.0%
    Manulife Financial Corp.(56501R106)                                             69,200            1,312,724               0.1%
    Manulife Financial Corp.(2492519)                                               37,301              707,926               0.1%
    Maple Leaf Foods, Inc.                                                          46,308              801,212               0.1%
    Martinrea International, Inc.                                                   44,292              469,624               0.1%
#*  Maxim Power Corp.                                                                2,200                5,075               0.0%
#   McCoy Global, Inc.                                                               4,284               18,169               0.0%
    Medical Facilities Corp.                                                         8,215              131,347               0.0%
*   MEG Energy Corp.                                                                15,981              385,682               0.0%
    Melcor Developments, Ltd.                                                        3,353               73,215               0.0%
#   Methanex Corp.                                                                  11,900              707,211               0.1%
    Metro, Inc.                                                                     11,500              808,127               0.1%
#*  Migao Corp.                                                                      6,589                8,535               0.0%
*   Mitel Networks Corp.                                                            17,008              158,603               0.0%
#*  Mood Media Corp.                                                                19,033                9,119               0.0%
    Morneau Shepell, Inc.                                                           13,596              200,734               0.0%
#   MTY Food Group, Inc.                                                             2,761               80,328               0.0%
#   Mullen Group, Ltd.                                                              26,467              514,287               0.1%
#   National Bank of Canada                                                         25,294            1,182,279               0.1%
*   Neptune Technologies & Bioressources, Inc.                                       6,516               10,754               0.0%
    Nevsun Resources, Ltd.                                                         110,483              373,488               0.0%
#   New Flyer Industries, Inc.                                                      11,460              132,186               0.0%
*   New Gold, Inc.                                                                 145,754              528,933               0.1%
    Newalta Corp.                                                                   18,828              339,958               0.0%
#*  Niko Resources, Ltd.                                                            27,147                7,467               0.0%
    Norbord, Inc.                                                                    7,302              142,859               0.0%
    North American Energy Partners, Inc.(B1HTYS2)                                    5,546               29,623               0.0%
    North American Energy Partners, Inc.(656844107)                                 11,011               59,569               0.0%
#*  North American Palladium, Ltd.                                                  37,050                5,917               0.0%
    North West Co., Inc. (The)                                                      12,064              249,404               0.0%
#   Northland Power, Inc.                                                           24,144              359,252               0.0%
#*  Novagold Resources, Inc.                                                        42,029              103,296               0.0%
*   NuVista Energy, Ltd.                                                            50,127              461,219               0.1%
#*  OceanaGold Corp.                                                               178,600              291,579               0.0%
    Onex Corp.                                                                       6,200              349,814               0.0%
    Open Text Corp.                                                                  6,200              342,443               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
*   Orvana Minerals Corp.                                                           13,000    $           3,518               0.0%
*   Osisko Gold Royalties, Ltd.                                                     19,053              238,023               0.0%
    Pacific Rubiales Energy Corp.                                                  125,651            1,895,273               0.2%
*   Painted Pony Petroleum, Ltd.                                                    28,386              268,988               0.0%
#   Pan American Silver Corp.(697900108)                                            50,317              464,426               0.1%
    Pan American Silver Corp.(2669272)                                              25,434              235,145               0.0%
*   Paramount Resources, Ltd. Class A                                                3,054              127,899               0.0%
*   Parex Resources, Inc.                                                           53,354              489,017               0.1%
#   Parkland Fuel Corp.                                                             19,002              371,762               0.0%
    Pason Systems, Inc.                                                             17,666              422,743               0.1%
*   Pembina Pipeline Corp.(B4PPQG5)                                                  3,496              144,874               0.0%
#   Pembina Pipeline Corp.(B4PT2P8)                                                  4,324              179,377               0.0%
#   Pengrowth Energy Corp.                                                         149,634              604,086               0.1%
    Penn West Petroleum, Ltd.(707887105)                                            79,923              361,252               0.0%
#   Penn West Petroleum, Ltd.(B63FY34)                                              42,468              192,171               0.0%
*   Performance Sports Group, Ltd.                                                   6,734              116,510               0.0%
#*  Perpetual Energy, Inc.                                                          52,190               64,829               0.0%
    Peyto Exploration & Development Corp.                                            4,810              135,759               0.0%
#   PHX Energy Services Corp.                                                       14,152              147,164               0.0%
    Pizza Pizza Royalty Corp.                                                        1,000               12,138               0.0%
*   Poseidon Concepts Corp.                                                          6,541                   10               0.0%
    Potash Corp. of Saskatchewan, Inc.                                              10,712              366,029               0.0%
    Precision Drilling Corp.(74022D308)                                             20,286              168,780               0.0%
    Precision Drilling Corp.(B5YPLH9)                                               83,917              699,153               0.1%
#   Premium Brands Holdings Corp.                                                    4,923              108,109               0.0%
*   Primero Mining Corp.(74164W106)                                                  6,304               21,560               0.0%
#*  Primero Mining Corp.(B4Z8FV2)                                                   26,499               90,521               0.0%
    Progressive Waste Solutions, Ltd.(74339G101)                                    10,715              313,199               0.0%
    Progressive Waste Solutions, Ltd.(B3DJGB7)                                      16,623              485,541               0.1%
#   Pulse Seismic, Inc.                                                             14,104               37,167               0.0%
    Pure Technologies, Ltd.                                                            423                2,991               0.0%
*   QLT, Inc.                                                                        3,731               14,864               0.0%
    Quebecor, Inc. Class B                                                          16,000              410,700               0.0%
*   Questerre Energy Corp. Class A                                                  16,560               10,726               0.0%
    Reitmans Canada, Ltd.                                                              700                3,733               0.0%
    Reitmans Canada, Ltd. Class A                                                   20,260              110,553               0.0%
    Richelieu Hardware, Ltd.                                                         4,307              204,335               0.0%
#*  Richmont Mines, Inc.                                                            10,500               21,614               0.0%
    Ritchie Bros Auctioneers, Inc.(767744105)                                       11,313              275,924               0.0%
#   Ritchie Bros Auctioneers, Inc.(2345390)                                          3,200               78,222               0.0%
*   RMP Energy, Inc.                                                                56,537              296,969               0.0%
*   Rock Energy, Inc.                                                               16,987               83,349               0.0%
#   Rocky Mountain Dealerships, Inc.                                                 6,700               63,430               0.0%
#   Rogers Sugar, Inc.                                                              36,148              142,405               0.0%
    RONA, Inc.                                                                      62,564              763,280               0.1%
    Royal Bank of Canada(780087102)                                                 12,668              901,582               0.1%
#   Royal Bank of Canada(2754383)                                                   14,000              993,869               0.1%
#   Russel Metals, Inc.                                                             10,262              299,105               0.0%
*   San Gold Corp.                                                                 108,146                5,278               0.0%
#*  Sandstorm Gold, Ltd.                                                            40,209              115,591               0.0%
*   Sandvine Corp.                                                                  26,856               66,720               0.0%
    Saputo, Inc.                                                                    11,022              312,749               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
    Savanna Energy Services Corp.                                                   39,593    $         213,589               0.0%
*   Scorpio Mining Corp.                                                            31,700                5,344               0.0%
#   Sears Canada, Inc.                                                               7,764               74,743               0.0%
    Secure Energy Services, Inc.                                                    13,800              255,540               0.0%
*   SEMAFO, Inc.                                                                   113,095              275,952               0.0%
    Shaw Communications, Inc. Class B(82028K200)                                     2,103               54,005               0.0%
#   Shaw Communications, Inc. Class B(2801836)                                       4,800              123,253               0.0%
    ShawCor, Ltd.                                                                   13,467              593,263               0.1%
    Sherritt International Corp.                                                   175,629              436,326               0.1%
#*  Sierra Wireless, Inc.(2418968)                                                  11,300              309,207               0.0%
#*  Sierra Wireless, Inc.(826516106)                                                 6,130              167,839               0.0%
#*  Silver Standard Resources, Inc.(82823L106)                                      19,769               86,391               0.0%
#*  Silver Standard Resources, Inc.(2218458)                                        28,273              123,171               0.0%
    Silver Wheaton Corp.                                                             9,100              158,173               0.0%
    SNC-Lavalin Group, Inc.                                                          2,900              124,949               0.0%
*   Solium Capital, Inc.                                                             6,894               49,852               0.0%
#*  Southern Pacific Resource Corp.                                                135,301                3,601               0.0%
*   SouthGobi Resources, Ltd.                                                       14,057                7,234               0.0%
#   Sprott, Inc.                                                                    56,209              120,691               0.0%
#   Spyglass Resources Corp.                                                        80,669               75,870               0.0%
*   St Andrew Goldfields, Ltd.                                                      48,000               10,008               0.0%
    Stantec, Inc.                                                                    6,512              412,601               0.0%
    Stella-Jones, Inc.                                                               6,100              177,147               0.0%
    Strad Energy Services, Ltd.                                                      4,059               16,603               0.0%
    Stuart Olson, Inc.                                                               6,050               40,958               0.0%
#   Student Transportation, Inc.                                                    17,176              107,898               0.0%
    Sun Life Financial, Inc.(2566124)                                               21,576              767,474               0.1%
    Sun Life Financial, Inc.(866796105)                                              6,484              230,830               0.0%
    Suncor Energy, Inc.(867224107)                                                  82,938            2,947,616               0.2%
    Suncor Energy, Inc.(B3NB1P2)                                                    44,972            1,596,894               0.1%
*   SunOpta, Inc.(2817510)                                                          14,332              202,953               0.0%
*   SunOpta, Inc.(8676EP108)                                                         8,718              123,447               0.0%
#   Superior Plus Corp.                                                             35,819              388,048               0.0%
#   Surge Energy, Inc.                                                              72,274              400,792               0.0%
#*  TAG Oil, Ltd.                                                                   23,355               32,948               0.0%
    Talisman Energy, Inc.(87425E103)                                               167,418            1,068,127               0.1%
    Talisman Energy, Inc.(2068299)                                                 148,655              948,343               0.1%
*   Taseko Mines, Ltd.                                                              74,175               97,404               0.0%
#   Teck Resources, Ltd. Class B(2879327)                                           10,991              173,683               0.0%
    Teck Resources, Ltd. Class B(878742204)                                         27,716              437,358               0.1%
#   TELUS Corp.                                                                     10,600              379,871               0.0%
*   Tembec, Inc.                                                                    27,377               69,472               0.0%
#*  Teranga Gold Corp.(B5TDK82)                                                     40,596               15,849               0.0%
#*  Teranga Gold Corp.(B4L8QT1)                                                     11,133                4,918               0.0%
#*  Theratechnologies, Inc.                                                          2,900                  978               0.0%
#*  Thompson Creek Metals Co., Inc.(884768102)                                       9,468               17,895               0.0%
#*  Thompson Creek Metals Co., Inc.(2439806)                                        80,157              151,488               0.0%
#   Thomson Reuters Corp.                                                           10,416              387,510               0.0%
    Tim Hortons, Inc.(B4R2V25)                                                       3,300              267,385               0.0%
    Tim Hortons, Inc.(88706M103)                                                     2,204              178,568               0.0%
*   Timmins Gold Corp.                                                              53,931               51,680               0.0%
    TMX Group, Ltd.                                                                  6,442              309,854               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
#   TORC Oil & Gas, Ltd.                                                            44,281    $         415,286               0.0%
    Toromont Industries, Ltd.                                                       20,141              480,896               0.1%
    Toronto-Dominion Bank (The)(2897222)                                            42,258            2,079,811               0.2%
    Toronto-Dominion Bank (The)(891160509)                                           5,699              280,733               0.0%
#   Torstar Corp. Class B                                                           30,474              177,915               0.0%
    Total Energy Services, Inc.                                                     11,784              204,721               0.0%
*   Tourmaline Oil Corp.                                                             6,206              222,624               0.0%
#   TransAlta Corp.(2901628)                                                        24,788              241,051               0.0%
    TransAlta Corp.(89346D107)                                                      62,988              611,613               0.1%
    TransCanada Corp.                                                               12,267              604,615               0.1%
    Transcontinental, Inc. Class A                                                  37,532              512,504               0.1%
    TransForce, Inc.                                                                24,833              607,247               0.1%
    TransGlobe Energy Corp.                                                         35,703              154,907               0.0%
    Trican Well Service, Ltd.                                                       88,845              796,180               0.1%
#   Trilogy Energy Corp.                                                             4,100               63,880               0.0%
#   Trinidad Drilling, Ltd.                                                         80,521              524,399               0.1%
*   Turquoise Hill Resources, Ltd.(900435108)                                       17,904               59,978               0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                                         75,598              253,547               0.0%
*   TVA Group, Inc. Class B                                                            653                4,768               0.0%
#   Twin Butte Energy, Ltd.                                                        140,403              186,863               0.0%
    Uni-Select, Inc.                                                                   846               21,288               0.0%
#   Valener, Inc.                                                                    7,789              111,266               0.0%
#   Veresen, Inc.                                                                   10,293              161,557               0.0%
*   Vermilion Energy, Inc.(923725105)                                                1,400               78,736               0.0%
#   Vermilion Energy, Inc.(B607XS1)                                                    900               51,075               0.0%
    Vicwest, Inc.                                                                    5,723               52,708               0.0%
#   Wajax Corp.                                                                      8,209              262,720               0.0%
*   Wesdome Gold Mines, Ltd.                                                        14,500                9,392               0.0%
    West Fraser Timber Co., Ltd.                                                    12,562              659,058               0.1%
    Western Energy Services Corp.                                                   19,695              124,945               0.0%
    Western Forest Products, Inc.                                                  143,065              294,495               0.0%
#   WesternOne, Inc.                                                                13,422               75,265               0.0%
    Westjet Airlines, Ltd.                                                           1,400               39,613               0.0%
    Westshore Terminals Investment Corp.                                            11,689              356,255               0.0%
    Whistler Blackcomb Holdings, Inc.                                               10,624              179,384               0.0%
#   Whitecap Resources, Inc.                                                        42,591              551,353               0.1%
    Wi-Lan, Inc.                                                                    40,376              133,625               0.0%
    Winpak, Ltd.                                                                     3,603               95,106               0.0%
#   WSP Global, Inc.                                                                20,559              625,863               0.1%
*   Xtreme Drilling and Coil Services Corp.                                         17,787               49,082               0.0%
    Yamana Gold, Inc.(2219279)                                                     148,540              591,760               0.1%
    Yamana Gold, Inc.(98462Y100)                                                     6,868               27,335               0.0%
*   Yellow Media, Ltd.                                                                 800               11,684               0.0%
#   Zargon Oil & Gas, Ltd.                                                          16,494               89,710               0.0%
                                                                                              -----------------    --------------
TOTAL CANADA                                                                                        122,444,688               9.4%
                                                                                              -----------------    --------------
CHINA -- (0.0%)
*   China Chuanglian Education Group, Ltd.                                          80,000                3,147               0.0%
*   Hanfeng Evergreen, Inc.                                                          5,700                1,309               0.0%
    Hopewell Highway Infrastructure, Ltd.                                           10,725                5,187               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CHINA -- (Continued)
*   Technovator International, Ltd.                                                146,000    $          65,063               0.0%
                                                                                              -----------------    --------------
TOTAL CHINA                                                                                              74,706               0.0%
                                                                                              -----------------    --------------
DENMARK -- (1.4%)
    ALK-Abello A.S.                                                                  2,748              309,910               0.0%
*   Alm Brand A.S.                                                                  40,716              222,280               0.0%
    Ambu A.S. Class B                                                                2,040              144,150               0.0%
    AP Moeller - Maersk A.S. Class A                                                   168              382,192               0.0%
    AP Moeller - Maersk A.S. Class B                                                   397              926,430               0.1%
*   Auriga Industries A.S. Class B                                                   5,968              308,372               0.0%
#*  Bang & Olufsen A.S.                                                             17,643              136,938               0.0%
*   Bavarian Nordic A.S.                                                            11,500              356,099               0.0%
    Carlsberg A.S. Class B                                                           6,784              598,339               0.1%
    Chr Hansen Holding A.S.                                                         11,754              473,497               0.1%
    Coloplast A.S. Class B                                                           3,661              319,097               0.0%
#   D/S Norden A.S.                                                                 12,539              329,735               0.0%
    Danske Bank A.S.                                                                32,955              904,954               0.1%
    Dfds A.S.                                                                        1,459              123,654               0.0%
    DSV A.S.                                                                        31,347              938,252               0.1%
    East Asiatic Co., Ltd. A.S.                                                      3,691               33,248               0.0%
#   FLSmidth & Co. A.S.                                                             12,002              544,165               0.1%
*   Genmab A.S.                                                                      7,527              328,114               0.0%
    GN Store Nord A.S.                                                              46,058            1,071,652               0.1%
    H Lundbeck A.S.                                                                  9,527              202,023               0.0%
*   H+H International A.S. Class B                                                   1,940               13,500               0.0%
    Harboes Bryggeri A.S. Class B                                                      511                7,183               0.0%
    IC Group A.S.                                                                    3,217               82,373               0.0%
    Jeudan A.S.                                                                        667               62,701               0.0%
*   Jyske Bank A.S.                                                                 30,655            1,652,878               0.1%
    NKT Holding A.S.                                                                10,884              564,570               0.1%
    Nordjyske Bank A.S.                                                                140                3,043               0.0%
    Norresundby Bank A.S.                                                              195                9,851               0.0%
    Novo Nordisk A.S. Class B                                                       31,576            1,427,321               0.1%
    Novozymes A.S. Class B                                                           7,154              331,278               0.0%
    Pandora A.S.                                                                    12,272            1,034,670               0.1%
*   Parken Sport & Entertainment A.S.                                                  848                8,715               0.0%
    PER Aarsleff A.S. Class B                                                          751              124,995               0.0%
    Ringkjoebing Landbobank A.S.                                                     1,399              269,595               0.0%
    Rockwool International A.S. Class B                                              1,772              257,968               0.0%
*   Royal UNIBREW                                                                    3,788              619,199               0.1%
    Schouw & Co.                                                                     6,091              269,866               0.0%
    SimCorp A.S.                                                                     8,217              247,975               0.0%
    Solar A.S. Class B                                                               2,269              105,064               0.0%
    Spar Nord Bank A.S.                                                             31,713              320,567               0.0%
*   Sydbank A.S.                                                                    32,488            1,031,363               0.1%
    TDC A.S.                                                                        80,226              612,690               0.1%
    Tivoli A.S.                                                                          1                  503               0.0%
*   Topdanmark A.S.                                                                 33,455            1,064,869               0.1%
*   Torm A.S.                                                                      166,552               10,665               0.0%
    Tryg A.S.                                                                        2,241              242,510               0.0%
    United International Enterprises                                                   798              142,241               0.0%
*   Vestas Wind Systems A.S.                                                        37,011            1,235,241               0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
DENMARK -- (Continued)
*   Vestjysk Bank A.S.                                                               1,419    $           2,704               0.0%
*   William Demant Holding A.S.                                                      2,926              221,766               0.0%
*   Zealand Pharma A.S.                                                              1,167               13,366               0.0%
                                                                                              -----------------    --------------
TOTAL DENMARK                                                                                        20,644,331               1.6%
                                                                                              -----------------    --------------
FINLAND -- (1.9%)
    Afarak Group Oyj                                                                27,643                8,644               0.0%
    Ahlstrom Oyj                                                                     6,489               59,256               0.0%
    Alma Media Oyj                                                                   6,053               23,759               0.0%
    Amer Sports Oyj                                                                 47,606              912,445               0.1%
    Apetit Oyj                                                                         276                4,940               0.0%
    Aspo Oyj                                                                         2,729               24,220               0.0%
    Atria Oyj                                                                        3,573               31,547               0.0%
    Bank of Aland P.L.C. Class B                                                         5                   63               0.0%
    BasWare Oyj                                                                        628               31,512               0.0%
#   Cargotec Oyj                                                                    14,768              445,816               0.1%
    Caverion Corp.                                                                  19,090              153,522               0.0%
    Citycon Oyj                                                                     62,377              202,096               0.0%
    Cramo Oyj                                                                        5,196               75,780               0.0%
    Elektrobit Oyj                                                                  47,687              205,222               0.0%
    Elisa Oyj                                                                       36,412            1,000,249               0.1%
    F-Secure Oyj                                                                    29,375               71,745               0.0%
*   Finnair Oyj                                                                     30,953               96,684               0.0%
*   Finnlines Oyj                                                                      894               16,919               0.0%
#   Fiskars Oyj Abp                                                                  5,171              143,954               0.0%
    Fortum Oyj                                                                     107,420            2,491,261               0.2%
    HKScan Oyj Class A                                                              13,510               57,464               0.0%
    Huhtamaki Oyj                                                                   36,947              937,536               0.1%
    Ilkka-Yhtyma Oyj                                                                 3,592                9,585               0.0%
    Kemira Oyj                                                                      36,837              475,696               0.1%
    Kesko Oyj Class A                                                                  817               29,674               0.0%
    Kesko Oyj Class B                                                               31,584            1,197,840               0.1%
#   Kone Oyj Class B                                                                13,756              592,443               0.1%
#   Konecranes Oyj                                                                  10,325              289,334               0.0%
    Lassila & Tikanoja Oyj                                                          12,906              238,131               0.0%
*   Lemminkainen Oyj                                                                 2,421               35,937               0.0%
    Metsa Board Oyj                                                                 89,681              400,591               0.0%
    Metso Oyj                                                                       21,081              688,761               0.1%
    Munksjo Oyj                                                                      3,591               33,804               0.0%
#   Neste Oil Oyj                                                                   73,717            1,590,772               0.1%
    Nokia Oyj                                                                      340,765            2,847,396               0.2%
    Nokian Renkaat Oyj                                                              39,545            1,117,165               0.1%
    Okmetic Oyj                                                                      2,360               14,090               0.0%
    Olvi Oyj Class A                                                                 2,656               78,401               0.0%
*   Oriola-KD Oyj Class B                                                           40,778              134,846               0.0%
    Orion Oyj Class A                                                                3,872              130,099               0.0%
    Orion Oyj Class B                                                               25,776              876,683               0.1%
#*  Outokumpu Oyj                                                                   57,760              327,911               0.0%
#   Outotec Oyj                                                                     55,742              368,902               0.0%
    PKC Group Oyj                                                                    8,715              174,792               0.0%
    Ponsse Oy                                                                          608                9,225               0.0%
#*  Poyry Oyj                                                                        6,843               27,486               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FINLAND -- (Continued)
    Raisio Oyj Class V                                                              42,361    $         211,307               0.0%
    Ramirent Oyj                                                                    32,851              262,189               0.0%
    Saga Furs Oyj                                                                      284                8,955               0.0%
    Sampo Oyj Class A                                                               17,165              822,502               0.1%
    Sanoma Oyj                                                                      32,889              189,253               0.0%
    Stockmann Oyj Abp(5462371)                                                       2,666               29,433               0.0%
#   Stockmann Oyj Abp(5462393)                                                       9,801              108,574               0.0%
    Stora Enso Oyj Class R                                                         248,236            2,049,960               0.2%
#*  Talvivaara Mining Co. P.L.C.                                                   190,260                7,320               0.0%
    Technopolis Oyj                                                                 19,201               97,611               0.0%
    Tieto Oyj                                                                       30,114              763,513               0.1%
    Tikkurila Oyj                                                                   12,412              256,322               0.0%
    UPM-Kymmene Oyj                                                                170,168            2,699,292               0.2%
    Uponor Oyj                                                                      16,765              222,845               0.0%
    Vacon Oyj                                                                        5,785              245,126               0.0%
    Vaisala Oyj Class A                                                              1,578               44,464               0.0%
    Valmet OYJ                                                                       8,626               91,279               0.0%
    Wartsila Oyj Abp                                                                 9,272              429,922               0.0%
#   YIT Oyj                                                                         29,594              197,982               0.0%
                                                                                              -----------------    ---------------
TOTAL FINLAND                                                                                        27,422,047               2.1%
                                                                                              -----------------    ---------------
FRANCE -- (6.0%)
    Accor SA                                                                         5,760              241,991               0.0%
    Actia Group                                                                      1,492                8,902               0.0%
    Aeroports de Paris                                                               1,173              138,841               0.0%
#*  Air France-KLM                                                                  45,894              387,718               0.0%
    Akka Technologies SA                                                             2,247               73,478               0.0%
    Albioma SA                                                                      11,771              255,314               0.0%
*   Alcatel-Lucent                                                                 261,297              798,335               0.1%
*   Alstom SA                                                                        8,571              299,156               0.0%
    Altamir                                                                          2,833               35,522               0.0%
    Alten SA                                                                         8,403              359,422               0.0%
    Altran Technologies SA                                                          39,678              389,813               0.0%
    April                                                                            6,744              100,973               0.0%
#*  Archos                                                                           3,060                8,046               0.0%
#   Arkema SA                                                                        7,800              481,431               0.0%
    Assystem                                                                         3,682               74,350               0.0%
    AtoS                                                                            16,452            1,136,969               0.1%
    Aubay                                                                              672                7,986               0.0%
    Audika Groupe                                                                    1,518               22,343               0.0%
    AXA SA                                                                          80,813            1,866,661               0.2%
    AXA SA Sponsored ADR                                                            14,588              338,587               0.0%
#   Axway Software SA                                                                1,450               30,307               0.0%
#*  Beneteau SA                                                                      8,579              126,963               0.0%
#   Bigben Interactive                                                               1,386                9,015               0.0%
    BioMerieux                                                                       2,454              258,806               0.0%
    BNP Paribas SA                                                                  44,274            2,782,269               0.2%
    Boiron SA                                                                        2,387              212,503               0.0%
#   Bollore SA(4572709)                                                                599              283,986               0.0%
*   Bollore SA(BQR9N80)                                                                  2                  915               0.0%
    Bonduelle S.C.A.                                                                 5,814              146,422               0.0%
    Bongrain SA                                                                      1,522              103,496               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (Continued)
    Bouygues SA                                                                     45,309    $       1,566,512               0.1%
    Bureau Veritas SA                                                               10,940              270,589               0.0%
    Burelle SA                                                                          58               39,591               0.0%
    Cap Gemini SA                                                                   13,755              905,026               0.1%
    Carrefour SA                                                                    44,139            1,293,728               0.1%
    Casino Guichard Perrachon SA                                                    18,881            1,935,931               0.2%
*   Cegedim SA                                                                         820               26,325               0.0%
    Cegid Group                                                                      3,249              119,583               0.0%
#*  CGG SA                                                                          18,610              107,518               0.0%
#*  CGG SA Sponsored ADR                                                            16,300               95,518               0.0%
*   Chargeurs SA                                                                     9,101               54,571               0.0%
#   Christian Dior SA                                                                1,359              240,478               0.0%
    Cie de St-Gobain                                                                72,210            3,103,936               0.3%
    Cie Generale des Etablissements Michelin                                        14,759            1,281,921               0.1%
*   Club Mediterranee SA                                                             7,116              200,485               0.0%
    CNP Assurances                                                                  28,399              530,924               0.1%
    Credit Agricole SA                                                             132,414            1,959,499               0.2%
    Dassault Systemes                                                                2,688              170,448               0.0%
    Derichebourg SA                                                                 41,333              103,749               0.0%
    Devoteam SA                                                                        983               15,746               0.0%
    Edenred                                                                          9,300              257,817               0.0%
    Eiffage SA                                                                       8,750              465,176               0.0%
    Electricite de France SA                                                        21,502              634,919               0.1%
    Electricite de Strasbourg SA                                                        88               11,542               0.0%
#*  Eramet                                                                           2,838              263,684               0.0%
    Essilor International SA                                                         7,807              862,064               0.1%
*   Esso SA Francaise                                                                1,062               41,104               0.0%
*   Etablissements Maurel et Prom                                                   36,130              431,830               0.0%
    Euler Hermes Group                                                               3,745              366,857               0.0%
#*  Euro Disney SCA                                                                  2,997               11,296               0.0%
    Eurofins Scientific SE                                                           1,827              462,123               0.0%
    Eutelsat Communications SA                                                      12,772              414,053               0.0%
#   Exel Industries Class A                                                             69                3,909               0.0%
    Faiveley Transport SA                                                            2,273              136,695               0.0%
    Faurecia                                                                        20,934              678,096               0.1%
    Fimalac                                                                          1,034               69,365               0.0%
    Fleury Michon SA                                                                   571               32,968               0.0%
*   GameLoft SE                                                                      9,353               48,016               0.0%
    GDF Suez                                                                       142,877            3,469,042               0.3%
    GL Events                                                                        3,508               70,112               0.0%
    Groupe Crit                                                                      1,664               85,281               0.0%
    Groupe Eurotunnel SA                                                            83,494            1,055,301               0.1%
    Groupe Flo                                                                       2,320                8,206               0.0%
*   Groupe Fnac                                                                        972               40,930               0.0%
#   Groupe Gorge                                                                     1,095               25,285               0.0%
    Guerbet                                                                          2,210              102,787               0.0%
    Haulotte Group SA                                                                6,728              101,744               0.0%
    Havas SA                                                                        67,887              549,120               0.1%
*   Hi-Media SA                                                                     23,966               76,319               0.0%
    Iliad SA                                                                         1,081              236,356               0.0%
    Imerys SA                                                                        4,908              352,187               0.0%
#   Ingenico                                                                         7,163              713,602               0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (Continued)
    Interparfums SA                                                                  3,033    $          72,848               0.0%
    Ipsen SA                                                                         4,163              204,630               0.0%
    IPSOS                                                                            9,922              257,323               0.0%
    Jacquet Metal Service                                                            6,357              108,488               0.0%
    JCDecaux SA                                                                      6,656              220,918               0.0%
    Kering                                                                           3,675              709,219               0.1%
    Korian-Medica                                                                   16,007              578,218               0.1%
    Lafarge SA                                                                      30,333            2,105,120               0.2%
    Lagardere SCA                                                                   45,165            1,099,150               0.1%
    Laurent-Perrier                                                                    548               43,942               0.0%
*   Le Noble Age                                                                       968               23,529               0.0%
    Lectra                                                                           4,783               47,198               0.0%
    Legrand SA                                                                      10,454              562,647               0.1%
    Linedata Services                                                                  385               11,055               0.0%
    LISI                                                                             6,675              167,478               0.0%
    LVMH Moet Hennessy Louis Vuitton SA                                              4,848              822,919               0.1%
*   Manitou BF SA                                                                    3,827               53,248               0.0%
    Manutan International                                                              336               16,234               0.0%
    Mersen                                                                           5,211              125,375               0.0%
#*  METabolic EXplorer SA                                                           10,722               42,516               0.0%
    Metropole Television SA                                                         13,912              240,757               0.0%
    MGI Coutier                                                                      5,682               84,232               0.0%
    Montupet                                                                         2,611              202,648               0.0%
    Natixis SA                                                                     139,423              959,715               0.1%
#   Naturex                                                                          2,602              181,092               0.0%
    Neopost SA                                                                       8,852              614,327               0.1%
#*  Nexans SA                                                                       16,366              498,681               0.1%
    Nexity SA                                                                       10,330              370,868               0.0%
    Norbert Dentressangle SA                                                         1,253              183,147               0.0%
*   NRJ Group                                                                        3,854               33,425               0.0%
*   Onxeo                                                                            4,560               38,387               0.0%
    Orange SA                                                                      177,688            2,828,859               0.2%
    Orange SA Sponsored ADR                                                          3,032               48,178               0.0%
#*  Orco Property Group SA                                                           8,374                3,890               0.0%
    Orpea                                                                            8,663              528,549               0.1%
    Paris Orleans SA                                                                   507               11,058               0.0%
*   Parrot SA                                                                        2,681               50,861               0.0%
    Pernod Ricard SA                                                                 2,185              248,897               0.0%
*   Peugeot SA                                                                     145,926            1,734,260               0.1%
#*  Pierre & Vacances SA                                                             2,344               58,279               0.0%
    Plastic Omnium SA                                                               13,316              303,271               0.0%
    PSB Industries SA                                                                  755               33,208               0.0%
    Publicis Groupe SA                                                               9,651              669,372               0.1%
    Rallye SA                                                                       12,283              476,046               0.0%
#*  Recylex SA                                                                       7,033               16,659               0.0%
    Remy Cointreau SA                                                                  551               39,213               0.0%
    Renault SA                                                                      30,047            2,235,084               0.2%
    Rexel SA                                                                        77,382            1,300,717               0.1%
    Robertet SA                                                                        246               50,897               0.0%
    Rubis SCA                                                                        4,795              282,137               0.0%
    Safran SA                                                                        9,646              610,915               0.1%
    Saft Groupe SA                                                                  11,970              356,057               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (Continued)
    Samse SA                                                                            40    $           5,429               0.0%
    Sanofi                                                                          23,775            2,157,344               0.2%
    Sartorius Stedim Biotech                                                         1,037              189,031               0.0%
    Schneider Electric SE(4834108)                                                  10,187              802,594               0.1%
    Schneider Electric SE(B11BPS1)                                                   1,883              148,184               0.0%
    SCOR SE                                                                         46,947            1,438,570               0.1%
    SEB SA                                                                           4,577              374,533               0.0%
    Seche Environnement SA                                                             944               27,752               0.0%
#*  Sequana SA                                                                      16,121               47,912               0.0%
    SES SA                                                                          12,025              415,123               0.0%
    Societe BIC SA                                                                   1,862              232,276               0.0%
    Societe d'Edition de Canal +                                                    20,750              154,148               0.0%
    Societe des Bains de Mer et du Cercle des Etrangers a Monaco                       408               22,819               0.0%
    Societe Generale SA                                                             43,582            2,100,261               0.2%
    Societe Internationale de Plantations d'Heveas SA                                  378               15,731               0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA                                   200                7,578               0.0%
    Societe Television Francaise 1                                                  40,233              599,815               0.1%
    Sodexo                                                                           3,155              304,372               0.0%
#*  SOITEC                                                                         100,087              249,047               0.0%
*   Solocal Group                                                                  112,657               69,219               0.0%
    Somfy SA                                                                           303               88,802               0.0%
    Sopra Group SA                                                                   5,032              377,157               0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                                         3,238               38,757               0.0%
    Stef SA                                                                          1,690               96,363               0.0%
    STMicroelectronics NV(5962332)                                                 106,648              712,381               0.1%
#   STMicroelectronics NV(861012102)                                                14,700               98,784               0.0%
*   Store Electronic                                                                 1,158               17,930               0.0%
    Suez Environnement Co.                                                          14,741              248,346               0.0%
    Sword Group                                                                      2,537               59,015               0.0%
    Synergie SA                                                                      4,953              113,578               0.0%
*   Technicolor SA                                                                  65,890              389,016               0.0%
    Technip SA                                                                      17,380            1,255,712               0.1%
    Teleperformance                                                                 17,355            1,093,618               0.1%
    Thales SA                                                                        4,494              223,172               0.0%
*   Theolia SA                                                                      18,387               15,438               0.0%
    Thermador Groupe                                                                   269               25,091               0.0%
    Total Gabon                                                                        101               44,772               0.0%
    Total SA                                                                        79,639            4,754,708               0.4%
#   Total SA Sponsored ADR                                                          16,698            1,000,043               0.1%
    Touax SA                                                                           388                6,903               0.0%
*   Trigano SA                                                                       4,601               93,186               0.0%
*   UBISOFT Entertainment                                                           62,316            1,128,254               0.1%
    Union Financiere de France BQE SA                                                  730               20,129               0.0%
    Valeo SA                                                                         6,816              764,282               0.1%
    Vallourec SA                                                                    35,292            1,289,819               0.1%
#*  Valneva SE                                                                         568                3,133               0.0%
    Veolia Environnement SA                                                         19,941              331,196               0.0%
    Vetoquinol SA                                                                      151                6,807               0.0%
    Vicat                                                                            4,734              323,754               0.0%
    VIEL & Cie SA                                                                   10,410               24,766               0.0%
    Vilmorin & Cie SA                                                                1,226              123,074               0.0%
    Vinci SA                                                                        16,115              919,816               0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (Continued)
    Virbac SA                                                                          907    $         202,672               0.0%
    Vivendi SA                                                                      38,310              935,896               0.1%
    VM Materiaux SA                                                                     25                  745               0.0%
    Vranken-Pommery Monopole SA                                                        394               11,891               0.0%
    Zodiac Aerospace                                                                12,850              392,089               0.0%
                                                                                              -----------------    ---------------
TOTAL FRANCE                                                                                         86,238,958               6.6%
                                                                                              -----------------    ---------------
GERMANY -- (5.2%)
    Aareal Bank AG                                                                  18,789              807,274               0.1%
    Adidas AG                                                                        6,474              471,734               0.0%
    Adler Modemaerkte AG                                                             3,409               50,997               0.0%
*   ADVA Optical Networking SE                                                      18,658               66,990               0.0%
#*  Air Berlin P.L.C.                                                                2,352                3,480               0.0%
#*  Aixtron SE                                                                      10,539              128,591               0.0%
    Allgeier SE                                                                      1,474               26,273               0.0%
    Allianz SE                                                                      20,504            3,260,590               0.3%
    Allianz SE ADR                                                                  11,988              190,849               0.0%
    Amadeus Fire AG                                                                  1,359               96,457               0.0%
*   AS Creation Tapeten                                                                 50                1,724               0.0%
    Aurubis AG                                                                      12,939              675,447               0.1%
    Axel Springer SE                                                                 7,705              423,856               0.0%
    BASF SE                                                                         17,446            1,541,531               0.1%
#*  Bauer AG                                                                         4,972               77,071               0.0%
    Bayer AG                                                                            31                4,434               0.0%
    Bayerische Motoren Werke AG                                                     31,783            3,408,336               0.3%
    BayWa AG                                                                         6,054              239,808               0.0%
    Bechtle AG                                                                       5,830              454,201               0.0%
    Beiersdorf AG                                                                    3,397              275,425               0.0%
    Bertrandt AG                                                                     1,271              166,374               0.0%
    Bijou Brigitte AG                                                                1,717              118,410               0.0%
#   Bilfinger SE                                                                     9,638              623,288               0.1%
    Biotest AG                                                                       1,418              140,542               0.0%
*   Borussia Dortmund GmbH & Co. KGaA(BQ8P020)                                      11,240               59,159               0.0%
    Borussia Dortmund GmbH & Co. KGaA(4627193)                                      30,919              163,746               0.0%
    Brenntag AG                                                                     13,863              672,655               0.1%
#   CANCOM SE                                                                        3,678              150,967               0.0%
    Carl Zeiss Meditec AG                                                            3,846              103,484               0.0%
#   CAT Oil AG                                                                       8,294              157,985               0.0%
    Celesio AG                                                                      38,400            1,266,886               0.1%
    CENIT AG                                                                         1,384               19,241               0.0%
    CENTROTEC Sustainable AG                                                         3,786               61,319               0.0%
    Cewe Stiftung & Co. KGAA                                                         2,595              170,792               0.0%
#   Comdirect Bank AG                                                               15,116              152,936               0.0%
*   Commerzbank AG                                                                 141,238            2,135,583               0.2%
    CompuGroup Medical AG                                                            7,418              170,274               0.0%
*   Constantin Medien AG                                                            11,950               17,916               0.0%
    Continental AG                                                                   2,736              538,898               0.1%
    CropEnergies AG                                                                 11,125               55,142               0.0%
    CTS Eventim AG & Co., KGaA                                                       9,694              256,150               0.0%
*   DAB Bank AG                                                                      5,739               33,809               0.0%
    Daimler AG                                                                      35,601            2,775,774               0.2%
#   Delticom AG                                                                      1,376               28,732               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
GERMANY -- (Continued)
#   Deutsche Bank AG(D18190898)                                                     61,714    $       1,932,882               0.2%
    Deutsche Bank AG(5750355)                                                        1,436               44,906               0.0%
    Deutsche Boerse AG                                                               5,867              401,556               0.0%
    Deutsche Lufthansa AG                                                           63,029              933,628               0.1%
    Deutsche Post AG                                                                28,268              890,154               0.1%
    Deutsche Telekom AG                                                            101,563            1,530,891               0.1%
#   Deutsche Telekom AG Sponsored ADR                                               26,160              391,877               0.0%
    Deutsche Wohnen AG                                                              24,198              546,178               0.1%
    Deutz AG                                                                        43,665              196,705               0.0%
*   Dialog Semiconductor P.L.C.                                                     18,013              622,021               0.1%
    DMG Mori Seiki AG                                                               25,704              658,143               0.1%
    Dr Hoenle AG                                                                     1,129               24,060               0.0%
    Draegerwerk AG & Co. KGaA                                                        1,067               88,558               0.0%
    Drillisch AG                                                                     8,176              284,762               0.0%
    Duerr AG                                                                         4,874              342,370               0.0%
    E.ON SE                                                                         86,250            1,486,958               0.1%
    Eckert & Ziegler AG                                                              2,499               74,824               0.0%
    Elmos Semiconductor AG                                                           4,954               88,682               0.0%
    ElringKlinger AG                                                                 7,791              238,311               0.0%
#*  Euromicron AG                                                                    3,318               54,953               0.0%
#*  Evotec AG                                                                       26,184               96,240               0.0%
    Fielmann AG                                                                      2,696              175,929               0.0%
    Francotyp-Postalia Holding AG Class A                                            2,977               15,248               0.0%
    Fraport AG Frankfurt Airport Services Worldwide                                 12,112              750,469               0.1%
    Freenet AG                                                                      30,043              788,258               0.1%
    Fresenius Medical Care AG & Co. KGaA                                            10,537              773,392               0.1%
#   Fresenius Medical Care AG & Co. KGaA ADR                                         2,000               73,220               0.0%
    Fresenius SE & Co. KGaA                                                         39,756            2,045,685               0.2%
    Fuchs Petrolub SE                                                                  994               36,581               0.0%
*   GAGFAH SA                                                                        4,662               87,184               0.0%
    GEA Group AG                                                                    14,891              686,887               0.1%
    Gerresheimer AG                                                                  9,595              533,884               0.1%
    Gerry Weber International AG                                                     4,121              165,755               0.0%
#   Gesco AG                                                                           909               80,329               0.0%
    GFK SE                                                                           3,505              145,111               0.0%
    GFT Technologies AG                                                              7,299              101,094               0.0%
    Grammer AG                                                                       6,884              252,247               0.0%
    Grenkeleasing AG                                                                 1,404              139,687               0.0%
*   H&R AG                                                                           3,046               26,094               0.0%
    Hamburger Hafen und Logistik AG                                                 11,534              252,797               0.0%
    Hannover Rueck SE                                                               12,736            1,063,040               0.1%
*   Hansa Group AG                                                                   3,842                1,278               0.0%
    Hawesko Holding AG                                                                 261               12,093               0.0%
    HeidelbergCement AG                                                             21,577            1,472,989               0.1%
#*  Heidelberger Druckmaschinen AG                                                 127,169              324,803               0.0%
    Henkel AG & Co. KGaA                                                             1,781              162,105               0.0%
    Highlight Communications AG                                                      7,046               28,231               0.0%
    Hochtief AG                                                                      7,050              521,691               0.1%
    Homag Group AG                                                                   1,297               45,703               0.0%
    Hornbach Baumarkt AG                                                             1,578               56,202               0.0%
    Hugo Boss AG                                                                     1,832              243,397               0.0%
    Indus Holding AG                                                                 8,058              370,412               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
GERMANY -- (Continued)
    Infineon Technologies AG ADR                                                    51,964    $         508,208               0.0%
    Isra Vision AG                                                                   1,401               83,464               0.0%
    Jenoptik AG                                                                     19,839              227,287               0.0%
*   Joyou AG                                                                         2,072               25,721               0.0%
    K+S AG                                                                          56,515            1,583,818               0.1%
*   Kloeckner & Co. SE                                                              46,642              547,904               0.1%
*   Koenig & Bauer AG                                                                2,871               36,362               0.0%
*   Kontron AG                                                                      29,488              170,758               0.0%
    Krones AG                                                                        5,174              496,394               0.0%
    KSB AG                                                                              37               19,944               0.0%
#   KUKA AG                                                                          8,767              552,529               0.1%
    KWS Saat AG                                                                        469              152,968               0.0%
    Lanxess AG                                                                      19,908            1,036,935               0.1%
    Leifheit AG                                                                        470               24,629               0.0%
    Leoni AG                                                                        14,435              829,196               0.1%
    Linde AG                                                                         6,174            1,139,444               0.1%
#   LPKF Laser & Electronics AG                                                      6,156               78,926               0.0%
    MAN SE                                                                           1,448              165,017               0.0%
#*  Manz AG                                                                          1,017               83,124               0.0%
#*  Medigene AG                                                                      1,746                8,848               0.0%
    Merck KGaA                                                                       4,942              447,371               0.0%
*   Metro AG                                                                        24,544              782,425               0.1%
    MLP AG                                                                           8,436               42,912               0.0%
*   Morphosys AG                                                                       396               37,510               0.0%
    MTU Aero Engines AG                                                             12,009            1,053,251               0.1%
    Muehlbauer Holding AG                                                              110                2,332               0.0%
    Muenchener Rueckversicherungs-Gesellschaft AG                                    8,536            1,680,634               0.1%
    MVV Energie AG                                                                     479               14,402               0.0%
    Nemetschek AG                                                                    1,149              114,524               0.0%
*   Nordex SE                                                                       20,754              351,792               0.0%
    Norma Group SE                                                                   8,234              385,961               0.0%
    OHB AG                                                                           2,886               72,029               0.0%
*   Osram Licht AG                                                                  14,483              508,786               0.0%
*   Patrizia Immobilien AG                                                          16,562              223,912               0.0%
    Pfeiffer Vacuum Technology AG                                                    1,650              128,493               0.0%
#   PNE Wind AG                                                                     31,578               89,227               0.0%
    Progress-Werk Oberkirch AG                                                         195               10,439               0.0%
    Puma SE                                                                            355               74,591               0.0%
*   QIAGEN NV(5732825)                                                              27,968              657,288               0.1%
#*  QIAGEN NV(2437907)                                                              12,879              302,141               0.0%
#   QSC AG                                                                          43,767               84,655               0.0%
    R Stahl AG                                                                         522               25,872               0.0%
    Rational AG                                                                        526              164,840               0.0%
    Rheinmetall AG                                                                  15,191              654,528               0.1%
    Rhoen Klinikum AG                                                               32,851              978,136               0.1%
#   RIB Software AG                                                                  1,424               19,142               0.0%
    RWE AG                                                                          85,573            3,036,281               0.2%
    SAF-Holland SA                                                                  21,566              270,228               0.0%
#   Salzgitter AG                                                                   21,811              658,668               0.1%
    Schaltbau Holding AG                                                             1,668              102,472               0.0%
#*  SGL Carbon SE                                                                    7,626              118,204               0.0%
    SHW AG                                                                           1,454               66,407               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
GERMANY -- (Continued)
    Siemens AG                                                                       7,548    $         851,365               0.1%
#*  Singulus Technologies AG                                                        16,452               12,061               0.0%
    Sixt SE                                                                          5,889              190,511               0.0%
#*  SKW Stahl-Metallurgie Holding AG                                                 1,512                7,810               0.0%
*   Sky Deutschland AG                                                              15,523              131,053               0.0%
#*  SMA Solar Technology AG                                                          5,907              147,091               0.0%
    SMT Scharf AG                                                                      508                9,482               0.0%
#   Softing AG                                                                         444                8,138               0.0%
#   Software AG                                                                     19,123              481,605               0.0%
#*  Solarworld AG                                                                      106                1,908               0.0%
    Stada Arzneimittel AG                                                           20,260              780,636               0.1%
    Stroeer Media S.E.                                                               8,990              205,146               0.0%
#   Suedzucker AG                                                                   15,415              214,639               0.0%
    Surteco SE                                                                         393               12,001               0.0%
*   Suss Microtec AG                                                                11,080               65,552               0.0%
    Symrise AG                                                                       5,966              336,359               0.0%
    Syzygy AG                                                                        1,491               11,421               0.0%
#   TAG Immobilien AG                                                               26,881              314,847               0.0%
    Takkt AG                                                                        11,261              175,629               0.0%
*   Talanx AG                                                                       12,057              389,080               0.0%
    Technotrans AG                                                                   1,769               18,861               0.0%
    Telefonica Deutschland Holding AG                                              168,490              829,119               0.1%
*   ThyssenKrupp AG                                                                 31,161              751,029               0.1%
#   Tipp24 SE                                                                        2,174              104,616               0.0%
*   Tom Tailor Holding AG                                                            6,569               92,093               0.0%
#   Tomorrow Focus AG                                                                6,821               28,238               0.0%
    TUI AG                                                                          86,705            1,327,800               0.1%
    United Internet AG                                                               8,463              331,905               0.0%
    USU Software AG                                                                    590                9,700               0.0%
    Volkswagen AG                                                                    2,488              530,611               0.1%
#   Vossloh AG                                                                       1,593               91,759               0.0%
    VTG AG                                                                           4,394               88,849               0.0%
#   Wacker Chemie AG                                                                 3,666              444,242               0.0%
    Wacker Neuson SE                                                                12,838              249,811               0.0%
    Washtec AG                                                                       5,153               79,514               0.0%
    Wincor Nixdorf AG                                                                6,360              292,498               0.0%
    XING AG                                                                            626               66,487               0.0%
                                                                                              -----------------    ---------------
TOTAL GERMANY                                                                                        75,219,979               5.7%
                                                                                              -----------------    ---------------
GREECE -- (0.0%)
*   Bank of Cyprus PCL                                                             171,745                   --               0.0%
                                                                                              -----------------    ---------------
HONG KONG -- (2.8%)
    Aeon Stores Hong Kong Co., Ltd.                                                 22,000               27,521               0.0%
    AIA Group, Ltd.                                                                219,200            1,223,229               0.1%
    Allied Group, Ltd.                                                               6,000               24,603               0.0%
    Allied Properties HK, Ltd.                                                     382,540               73,478               0.0%
*   Anxian Yuan China Holdings, Ltd.                                               580,000               12,044               0.0%
*   Apac Resources, Ltd.                                                            82,117                2,057               0.0%
    APT Satellite Holdings, Ltd.                                                   141,000              206,390               0.0%
    Asia Financial Holdings, Ltd.                                                   98,000               40,554               0.0%
    Asia Satellite Telecommunications Holdings, Ltd.                                36,000              125,398               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
HONG KONG -- (Continued)
    Asia Standard International Group, Ltd.                                         22,000    $           5,366               0.0%
    ASM Pacific Technology, Ltd.                                                     9,600              105,790               0.0%
    Associated International Hotels, Ltd.                                           10,000               29,331               0.0%
    Aupu Group Holding Co., Ltd.                                                   240,000               40,222               0.0%
    Bank of East Asia, Ltd.                                                         80,058              333,297               0.0%
    BOC Hong Kong Holdings, Ltd.                                                   124,000              413,584               0.1%
#   Bonjour Holdings, Ltd.                                                         486,200               60,907               0.0%
    Bossini International Hldg                                                     160,000               15,684               0.0%
#*  Brightoil Petroleum Holdings, Ltd.                                             419,000              132,861               0.0%
*   Brockman Mining, Ltd.                                                          873,840               37,753               0.0%
*   Burwill Holdings, Ltd.                                                       1,724,000               63,483               0.0%
    Cafe de Coral Holdings, Ltd.                                                    76,000              272,500               0.0%
    Cathay Pacific Airways, Ltd.                                                   152,000              285,491               0.0%
    Chen Hsong Holdings                                                             48,000               13,797               0.0%
    Cheuk Nang Holdings, Ltd.                                                       20,212               17,754               0.0%
    Cheung Kong Holdings, Ltd.                                                      64,000            1,138,623               0.1%
    Cheung Kong Infrastructure Holdings, Ltd.                                       30,000              219,130               0.0%
*   Cheung Wo International Holdings, Ltd.                                         348,000               24,681               0.0%
    Chevalier International Holdings, Ltd.                                          20,000               32,408               0.0%
*   China Billion Resources, Ltd.                                                  198,000                   --               0.0%
*   China Daye Non-Ferrous Metals Mining, Ltd.                                     582,000               12,479               0.0%
#*  China Dynamics Holdings, Ltd.                                                  840,000              107,417               0.0%
    China Electronics Corp. Holdings Co., Ltd.                                     312,000               98,626               0.0%
*   China Energy Development Holdings, Ltd.                                      3,874,000              115,426               0.0%
*   China Flavors & Fragrances Co., Ltd.                                            18,102                2,710               0.0%
*   China Infrastructure Investment, Ltd.                                          532,000               11,303               0.0%
    China Metal International Holdings, Inc.                                       162,000               57,428               0.0%
*   China Renji Medical Group, Ltd.                                                546,450               23,975               0.0%
*   China Solar Energy Holdings, Ltd.                                               64,000                  279               0.0%
*   China Star Entertainment, Ltd.                                               4,700,000               71,524               0.0%
    Chong Hing Bank, Ltd.                                                           13,958               30,939               0.0%
    Chow Sang Sang Holdings International, Ltd.                                    136,000              336,573               0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                                             69,600               96,814               0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                                   298,000               74,190               0.0%
    Chuang's Consortium International, Ltd.                                        266,925               32,692               0.0%
    CITIC Telecom International Holdings, Ltd.                                     677,000              270,722               0.0%
    CK Life Sciences International Holdings, Inc.                                  966,000              102,125               0.0%
    CNT Group, Ltd.                                                                406,000               21,233               0.0%
*   CP Lotus Corp.                                                                 260,000                6,198               0.0%
    Cross-Harbour Holdings, Ltd. (The)                                               7,000                6,468               0.0%
    CSI Properties, Ltd.                                                         1,711,515               74,006               0.0%
*   CST Mining Group, Ltd.                                                       1,920,000               10,638               0.0%
    Cw Group Holdings, Ltd.                                                        174,000               64,784               0.0%
    Dah Sing Banking Group, Ltd.                                                   214,995              390,631               0.1%
    Dah Sing Financial Holdings, Ltd.                                               79,466              494,812               0.1%
*   Dan Form Holdings Co., Ltd.                                                    191,000               18,970               0.0%
    Dickson Concepts International, Ltd.                                            34,500               18,082               0.0%
    Dorsett Hospitality International, Ltd.                                        385,000               68,005               0.0%
    Emperor Capital Group, Ltd.                                                    342,000               18,101               0.0%
    Emperor Entertainment Hotel, Ltd.                                              310,000               93,140               0.0%
    Emperor International Holdings, Ltd.                                           629,750              137,313               0.0%
    Emperor Watch & Jewellery, Ltd.                                              2,080,000               95,269               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
HONG KONG -- (Continued)
*   EPI Holdings, Ltd.                                                           1,400,000    $          31,421               0.0%
    Esprit Holdings, Ltd.                                                          674,599              845,052               0.1%
    Fairwood Holdings, Ltd.                                                         24,500               55,218               0.0%
#   Far East Consortium International, Ltd.                                        458,930              170,525               0.0%
*   FIH Mobile, Ltd.                                                               560,000              298,341               0.0%
    First Pacific Co., Ltd.                                                        489,200              526,056               0.1%
    Fountain SET Holdings, Ltd.                                                    436,000               50,590               0.0%
    Fujikon Industrial Holdings, Ltd.                                                8,000                1,610               0.0%
    Future Bright Holdings, Ltd.                                                   210,000               80,477               0.0%
*   G-Resources Group, Ltd.                                                     11,707,800              286,190               0.0%
*   GCL New Energy Holdings, Ltd.                                                  142,000               96,345               0.0%
    Get Nice Holdings, Ltd.                                                      1,692,000               77,431               0.0%
#   Giordano International, Ltd.                                                   546,000              278,154               0.0%
*   Global Brands Group Holding, Ltd.                                              284,000               62,574               0.0%
    Glorious Sun Enterprises, Ltd.                                                 122,000               26,580               0.0%
    Golden Resources Development International, Ltd.                                90,000                5,334               0.0%
#   Haitong International Securities Group, Ltd.                                   158,405               94,338               0.0%
    Hang Lung Group, Ltd.                                                          128,000              643,976               0.1%
    Hang Lung Properties, Ltd.                                                     239,000              746,332               0.1%
    Hang Seng Bank, Ltd.                                                            22,400              379,553               0.0%
*   Hao Tian Development Group, Ltd.                                               364,000               23,470               0.0%
    Harbour Centre Development, Ltd.                                                36,000               65,481               0.0%
    Henderson Land Development Co., Ltd.                                           198,141            1,338,596               0.1%
    HKR International, Ltd.                                                        154,171               74,523               0.0%
    Hon Kwok Land Investment Co., Ltd.                                              62,000               21,598               0.0%
    Hong Kong & China Gas Co., Ltd.                                                106,700              249,164               0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                                         7,200               79,108               0.0%
    Hong Kong Exchanges and Clearing, Ltd.                                          41,266              916,237               0.1%
    Hong Kong Ferry Holdings Co., Ltd.                                              17,000               19,464               0.0%
*   Hong Kong Television Network, Ltd. ADR                                           3,100               23,932               0.0%
    Hongkong & Shanghai Hotels (The)                                               120,500              190,820               0.0%
    Hongkong Chinese, Ltd.                                                         118,000               27,873               0.0%
    Hopewell Holdings, Ltd.                                                        214,500              762,601               0.1%
    Hsin Chong Construction Group, Ltd.                                            724,000               89,622               0.0%
    Hung Hing Printing Group, Ltd.                                                 150,000               21,864               0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.                          670,000              267,046               0.0%
    Hutchison Whampoa, Ltd.                                                         66,000              838,620               0.1%
    Hysan Development Co., Ltd.                                                     36,000              164,727               0.0%
*   I-CABLE Communications, Ltd.                                                   358,000               32,348               0.0%
#*  Imagi International Holdings, Ltd.                                           3,008,000               87,645               0.0%
*   Integrated Waste Solutions Group Holdings, Ltd.                                768,000               46,594               0.0%
*   International Standard Resources Holdings, Ltd.                                605,000               34,722               0.0%
*   IRC, Ltd.                                                                      664,000               51,407               0.0%
#   IT, Ltd.                                                                       298,000               89,505               0.0%
    ITC Corp., Ltd.                                                                136,000               10,529               0.0%
    Johnson Electric Holdings, Ltd.                                                140,125              474,365               0.1%
#   K Wah International Holdings, Ltd.                                             607,329              380,947               0.0%
    Ka Shui International Holdings, Ltd.                                           140,000               23,716               0.0%
    Kerry Logistics Network, Ltd.                                                   52,750               86,003               0.0%
    Kerry Properties, Ltd.                                                         204,500              702,840               0.1%
*   King Stone Energy Group, Ltd.                                                  284,000                9,122               0.0%
    Kingmaker Footwear Holdings, Ltd.                                               72,000               12,060               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
HONG KONG -- (Continued)
    Kingston Financial Group, Ltd.                                               1,610,000    $         191,018               0.0%
*   Ko Yo Chemical Group, Ltd.                                                     268,000               65,713               0.0%
    Kowloon Development Co., Ltd.                                                  117,000              139,865               0.0%
#   L'Occitane International SA                                                     85,500              201,885               0.0%
*   Lai Sun Development Co., Ltd.                                                5,865,666              150,428               0.0%
    Lee's Pharmaceutical Holdings, Ltd.                                             37,500               51,450               0.0%
    Lerado Group Holding Co., Ltd.                                                 138,000               20,823               0.0%
    Li & Fung, Ltd.                                                                284,000              346,488               0.0%
    Lifestyle International Holdings, Ltd.                                         135,000              255,082               0.0%
    Lippo China Resources, Ltd.                                                    242,000               11,239               0.0%
    Lippo, Ltd.                                                                      6,000                3,570               0.0%
    Liu Chong Hing Investment, Ltd.                                                 94,000              118,900               0.0%
    Luen Thai Holdings, Ltd.                                                        87,000               17,739               0.0%
    Luk Fook Holdings International, Ltd.                                          173,000              514,718               0.1%
    Lung Kee Bermuda Holdings                                                       38,000               11,451               0.0%
    Magnificent Estates                                                            818,000               39,020               0.0%
#   Man Wah Holdings, Ltd.                                                         102,000              152,348               0.0%
    Man Yue Technology Holdings, Ltd.                                              142,000               31,807               0.0%
*   Mei Ah Entertainment Group, Ltd.                                               540,000               48,051               0.0%
    Melco Crown Entertainment, Ltd. ADR                                              9,519              258,346               0.0%
#   Melco International Development, Ltd.                                           71,000              192,962               0.0%
    MGM China Holdings, Ltd.                                                        32,000              102,873               0.0%
#*  Midland Holdings, Ltd.                                                         358,584              176,261               0.0%
*   Ming Fung Jewellery Group, Ltd.                                                729,000                8,095               0.0%
    Miramar Hotel & Investment                                                      39,000               49,240               0.0%
#*  Mongolian Mining Corp.                                                         887,000               80,113               0.0%
    MTR Corp., Ltd.                                                                 28,025              114,271               0.0%
    NagaCorp, Ltd.                                                                 384,000              322,893               0.0%
    Natural Beauty Bio-Technology, Ltd.                                            140,000               11,552               0.0%
*   Neo-Neon Holdings, Ltd.                                                        205,000               33,028               0.0%
*   Neptune Group, Ltd.                                                          2,370,000               53,819               0.0%
    New World Development Co., Ltd.                                              1,197,465            1,508,313               0.1%
#   Newocean Energy Holdings, Ltd.                                                 448,000              211,043               0.0%
    Next Media, Ltd.                                                               184,000               17,574               0.0%
    NWS Holdings, Ltd.                                                             181,874              338,581               0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.                         750,000               59,065               0.0%
    Orient Overseas International, Ltd.                                            101,500              575,652               0.1%
    Oriental Watch Holdings                                                        198,000               44,228               0.0%
    Pacific Andes International Holdings, Ltd.                                     812,224               34,047               0.0%
    Pacific Basin Shipping, Ltd.                                                   599,000              286,711               0.0%
    Pacific Textiles Holdings, Ltd.                                                162,000              218,037               0.0%
    Paliburg Holdings, Ltd.                                                         44,000               14,413               0.0%
#   Paradise Entertainment, Ltd.                                                   184,000               76,167               0.0%
    PCCW, Ltd.                                                                     867,013              552,293               0.1%
*   Pearl Oriental Oil, Ltd.                                                       558,800               15,793               0.0%
#   Pico Far East Holdings, Ltd.                                                   158,000               39,128               0.0%
    Playmates Holdings, Ltd.                                                        64,000               68,552               0.0%
#   Playmates Toys, Ltd.                                                           232,000               53,598               0.0%
    PNG Resources Holdings, Ltd.                                                   104,800                4,460               0.0%
    Polytec Asset Holdings, Ltd.                                                   810,000              118,188               0.0%
#   Prada SpA                                                                       22,800              140,360               0.0%
    Public Financial Holdings, Ltd.                                                 48,000               22,923               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
HONG KONG -- (Continued)
    PYI Corp., Ltd.                                                                992,000    $          22,356               0.0%
    Regal Hotels International Holdings, Ltd.                                      296,000              180,519               0.0%
*   Richfield Group Holdings, Ltd.                                                 664,000               23,969               0.0%
#   SA SA International Holdings, Ltd.                                             256,000              176,988               0.0%
    Samsonite International SA                                                     125,100              415,673               0.1%
#*  Sandmartin International Holdings, Ltd.                                          6,000                  348               0.0%
    SAS Dragon Hldg, Ltd.                                                          152,000               46,867               0.0%
    SEA Holdings, Ltd.                                                              62,000               40,268               0.0%
    Shangri-La Asia, Ltd.                                                          319,666              464,981               0.1%
    Shenyin Wanguo HK, Ltd.                                                         85,000               48,728               0.0%
*   Shougang Concord Technology Holdings                                           892,000               33,333               0.0%
    Shun Tak Holdings, Ltd.                                                        753,249              383,767               0.0%
*   Silver base Group Holdings, Ltd.                                               218,000               27,295               0.0%
    Simsen International Corp., Ltd.                                               180,000               38,993               0.0%
    Singamas Container Holdings, Ltd.                                              704,000              120,799               0.0%
    Sino Land Co., Ltd.                                                            500,963              831,905               0.1%
    Sitoy Group Holdings, Ltd.                                                      81,000               66,814               0.0%
    SJM Holdings, Ltd.                                                             131,000              276,204               0.0%
    SmarTone Telecommunications Holdings, Ltd.                                     141,000              182,250               0.0%
*   SOCAM Development, Ltd.                                                         93,768               77,988               0.0%
    Soundwill Holdings, Ltd.                                                        12,000               19,045               0.0%
*   South China China, Ltd.                                                        480,000               45,203               0.0%
#   Stella International Holdings, Ltd.                                            111,500              319,895               0.0%
    Stelux Holdings International, Ltd.                                            162,800               36,112               0.0%
*   Success Universe Group, Ltd.                                                   300,000               10,652               0.0%
#   Sun Hung Kai & Co., Ltd.                                                       294,341              218,794               0.0%
    Sun Hung Kai Properties, Ltd.                                                   91,282            1,365,563               0.1%
    Swire Pacific, Ltd. Class A                                                     43,000              564,566               0.1%
    Swire Pacific, Ltd. Class B                                                     67,500              163,836               0.0%
*   Symphony Holdings, Ltd.                                                        150,000               12,772               0.0%
    TAI Cheung Holdings, Ltd.                                                       47,000               38,742               0.0%
    Tao Heung Holdings, Ltd.                                                        66,000               34,797               0.0%
*   Taung Gold International, Ltd.                                                 970,000               26,027               0.0%
    Techtronic Industries Co., Ltd.                                                162,500              509,771               0.1%
    Television Broadcasts, Ltd.                                                     81,800              446,281               0.1%
    Texwinca Holdings, Ltd.                                                        260,000              228,180               0.0%
*   Titan Petrochemicals Group, Ltd.                                               620,000                  200               0.0%
    Tradelink Electronic Commerce, Ltd.                                            118,000               26,055               0.0%
    Transport International Holdings, Ltd.                                          52,400               95,960               0.0%
#   Trinity, Ltd.                                                                  568,000              136,371               0.0%
*   TSC Group Holdings, Ltd.                                                       225,000               82,966               0.0%
#*  United Laboratories International Holdings, Ltd. (The)                         267,000              206,203               0.0%
    Value Partners Group, Ltd.                                                     187,000              140,932               0.0%
    Varitronix International, Ltd.                                                 164,000              136,654               0.0%
    Victory City International Holdings, Ltd.                                      542,772               77,712               0.0%
    Vitasoy International Holdings, Ltd.                                           186,000              256,251               0.0%
    VST Holdings, Ltd.                                                             433,200              149,578               0.0%
#   VTech Holdings, Ltd.                                                            37,300              466,134               0.1%
    Wharf Holdings, Ltd. (The)                                                      94,000              697,056               0.1%
    Wheelock & Co., Ltd.                                                           146,000              705,621               0.1%
    Wing On Co. International, Ltd.                                                 30,000               87,101               0.0%
    Wing Tai Properties, Ltd.                                                      120,000               78,154               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
HONG KONG -- (Continued)
#   Wynn Macau, Ltd.                                                                35,600    $         128,468               0.0%
    Xinyi Glass Holdings, Ltd.                                                     882,000              518,850               0.1%
#   Xinyi Solar Holdings, Ltd.                                                     242,000               81,901               0.0%
    YGM Trading, Ltd.                                                                8,000               17,002               0.0%
    Yue Yuen Industrial Holdings, Ltd.                                             172,500              581,307               0.1%
                                                                                              -----------------    ---------------
TOTAL HONG KONG                                                                                      40,258,385               3.1%
                                                                                              -----------------    ---------------
IRELAND -- (0.5%)
*   Bank of Ireland                                                              3,184,554            1,253,614               0.1%
#*  Bank of Ireland Sponsored ADR                                                   10,709              171,237               0.0%
    C&C Group P.L.C.                                                                71,103              316,728               0.0%
    CRH P.L.C.                                                                       9,182              203,688               0.0%
    CRH P.L.C. Sponsored ADR                                                        59,771            1,339,468               0.1%
    Dragon Oil P.L.C.                                                               39,592              342,216               0.0%
    FBD Holdings P.L.C.                                                              8,425              142,502               0.0%
    Glanbia P.L.C.                                                                  38,215              539,836               0.0%
    IFG Group P.L.C.                                                                 7,878               15,127               0.0%
    Irish Continental Group P.L.C.                                                  37,097              129,620               0.0%
*   Kenmare Resources P.L.C.                                                        71,237                7,861               0.0%
    Kerry Group P.L.C. Class A                                                       8,222              558,493               0.1%
    Kingspan Group P.L.C.                                                           35,313              552,758               0.0%
    Paddy Power P.L.C.                                                               8,826              644,180               0.1%
    Smurfit Kappa Group P.L.C.                                                      31,651              653,965               0.1%
                                                                                              -----------------    ---------------
TOTAL IRELAND                                                                                         6,871,293               0.5%
                                                                                              -----------------    ---------------
ISRAEL -- (0.7%)
*   Africa Israel Investments, Ltd.                                                 73,121              117,572               0.0%
    Africa Israel Properties, Ltd.                                                   1,260               18,149               0.0%
*   Airport City, Ltd.                                                               4,711               43,082               0.0%
*   AL-ROV Israel, Ltd.                                                              1,591               46,622               0.0%
*   Alon Blue Square Israel, Ltd.                                                    1,554                4,265               0.0%
*   Alrov Properties and Lodgings, Ltd.                                                710               14,313               0.0%
    Amot Investments, Ltd.                                                           5,164               16,321               0.0%
*   AudioCodes, Ltd.                                                                 4,091               19,134               0.0%
*   Azorim-Investment Development & Construction Co., Ltd.                          17,486               13,675               0.0%
#   Azrieli Group                                                                   11,185              361,531               0.1%
    Bank Hapoalim BM                                                               170,928              879,913               0.1%
*   Bank Leumi Le-Israel BM                                                        175,500              627,167               0.1%
    Bayside Land Corp.                                                                  85               22,647               0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.                                127,225              217,443               0.0%
    Big Shopping Centers 2004, Ltd.                                                    959               39,001               0.0%
    Cellcom Israel, Ltd.(B23WQK8)                                                      833                8,561               0.0%
#   Cellcom Israel, Ltd.(M2196U109)                                                 10,685              108,132               0.0%
*   Ceragon Networks, Ltd.                                                           5,455                8,202               0.0%
*   Clal Biotechnology Industries, Ltd.                                             22,507               23,443               0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                                        9,219              146,466               0.0%
*   Compugen, Ltd.                                                                   2,327               17,379               0.0%
    Delek Automotive Systems, Ltd.                                                   6,133               61,314               0.0%
    Delek Group, Ltd.                                                                  354              122,360               0.0%
#   Delta-Galil Industries, Ltd.                                                     3,234               85,713               0.0%
    Elbit Systems, Ltd.(M3760D101)                                                     500               30,310               0.0%
    Elbit Systems, Ltd.(6308913)                                                     2,463              149,812               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
ISRAEL -- (Continued)
    Electra, Ltd.                                                                      641    $          82,412               0.0%
    Elron Electronic Industries, Ltd.                                                5,818               26,360               0.0%
*   Evogene, Ltd.                                                                      302                3,444               0.0%
*   EZchip Semiconductor, Ltd.(6554998)                                              1,999               41,298               0.0%
*   EZchip Semiconductor, Ltd.(M4146Y108)                                            1,922               40,804               0.0%
    First International Bank Of Israel, Ltd.                                        10,129              142,639               0.0%
    Formula Systems 1985, Ltd.                                                       2,837               71,393               0.0%
    Fox Wizel, Ltd.                                                                    747               17,423               0.0%
    Frutarom Industries, Ltd.                                                        4,837              122,400               0.0%
*   Gilat Satellite Networks, Ltd.(B01BZ39)                                          4,767               23,873               0.0%
*   Gilat Satellite Networks, Ltd.(M51474118)                                        3,025               15,004               0.0%
    Golf & Co., Ltd.                                                                 2,258                7,113               0.0%
*   Hadera Paper, Ltd.                                                                 615               20,561               0.0%
    Harel Insurance Investments & Financial Services, Ltd.                          52,558              265,469               0.0%
    Industrial Buildings Corp., Ltd.                                                 5,056                8,309               0.0%
    Israel Chemicals, Ltd.                                                           5,296               35,705               0.0%
*   Israel Discount Bank, Ltd. Class A                                             236,218              380,977               0.1%
    Ituran Location and Control, Ltd.(B0LDC23)                                       2,289               46,643               0.0%
    Ituran Location and Control, Ltd.(M6158M104)                                       300                6,147               0.0%
*   Jerusalem Oil Exploration                                                        4,925              198,527               0.0%
*   Kamada, Ltd.                                                                     5,535               22,978               0.0%
    Matrix IT, Ltd.                                                                 17,675               91,267               0.0%
#*  Mazor Robotics, Ltd.                                                             7,056               40,851               0.0%
    Meitav DS Investments, Ltd.                                                        436                1,483               0.0%
    Melisron, Ltd.                                                                   1,534               41,024               0.0%
    Menorah Mivtachim Holdings, Ltd.                                                12,336              132,960               0.0%
    Migdal Insurance & Financial Holding, Ltd.                                      76,210              104,052               0.0%
    Mivtach Shamir Holdings, Ltd.                                                    1,364               38,358               0.0%
*   Mizrahi Tefahot Bank, Ltd.                                                      35,973              398,222               0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                                            10,581               70,617               0.0%
    NICE Systems, Ltd. Sponsored ADR                                                 2,453               99,788               0.0%
*   Nitsba Holdings 1995, Ltd.                                                       2,921               42,858               0.0%
*   Nova Measuring Instruments, Ltd.                                                 1,566               15,594               0.0%
*   Oil Refineries, Ltd.                                                           444,111              144,963               0.0%
    Ormat Industries                                                                32,053              220,581               0.0%
    Osem Investments, Ltd.                                                           1,973               37,952               0.0%
*   Partner Communications Co., Ltd.                                                 4,381               29,310               0.0%
*   Partner Communications Co., Ltd. ADR                                            10,082               65,634               0.0%
    Paz Oil Co., Ltd.                                                                  515               72,787               0.0%
    Phoenix Holdings, Ltd. (The)                                                    29,425               86,254               0.0%
    Plasson Industries, Ltd.                                                         1,206               45,374               0.0%
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.                             1,447               65,468               0.0%
*   Sapiens International Corp. NV                                                   3,305               24,880               0.0%
    Shikun & Binui, Ltd.                                                            48,197              111,293               0.0%
    Shufersal, Ltd.                                                                  8,735               21,596               0.0%
    Strauss Group, Ltd.                                                              2,188               35,571               0.0%
    Teva Pharmaceutical Industries, Ltd.                                               395               22,297               0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR                              55,754            3,148,428               0.3%
#*  Tower Semiconductor, Ltd.                                                        4,630               46,373               0.0%
*   Union Bank of Israel                                                             5,193               19,972               0.0%
                                                                                              -----------------    ---------------
TOTAL ISRAEL                                                                                         10,057,813               0.8%
                                                                                              -----------------    ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
ITALY -- (2.4%)
    A2A SpA                                                                        161,578    $         162,018               0.0%
    ACEA SpA                                                                         7,397               90,501               0.0%
*   Aeffe SpA                                                                        6,810               17,430               0.0%
    Aeroporto di Venezia Marco Polo SpA - SAVE                                       5,671               91,362               0.0%
    Alerion Cleanpower SpA                                                           2,861                9,911               0.0%
    Amplifon SpA                                                                    19,365              113,372               0.0%
    Ansaldo STS SpA                                                                 28,735              330,096               0.0%
#*  Arnoldo Mondadori Editore SpA                                                   30,930               25,507               0.0%
    Ascopiave SpA                                                                    8,381               19,638               0.0%
    Assicurazioni Generali SpA                                                      17,834              365,961               0.0%
#   Astaldi SpA                                                                     31,377              219,502               0.0%
    Atlantia SpA                                                                    19,780              467,151               0.1%
*   Autogrill SpA                                                                   36,685              248,631               0.0%
    Azimut Holding SpA                                                              23,394              547,561               0.1%
#*  Banca Carige SpA                                                             1,081,956               90,806               0.0%
    Banca Generali SpA                                                              14,051              372,812               0.0%
    Banca IFIS SpA                                                                   5,199               91,565               0.0%
#*  Banca Monte dei Paschi di Siena SpA                                            573,735              438,971               0.1%
*   Banca Popolare dell'Emilia Romagna SC                                          232,309            1,772,676               0.2%
*   Banca Popolare di Milano Scarl                                               1,822,867            1,373,938               0.1%
    Banca Popolare di Sondrio SCARL                                                113,180              454,242               0.1%
#   Banca Profilo SpA                                                               35,778               14,610               0.0%
    Banco di Desio e della Brianza SpA                                              19,322               60,943               0.0%
#*  Banco Popolare SC                                                              143,917            2,090,575               0.2%
*   BasicNet SpA                                                                     6,641               19,478               0.0%
    Biesse SpA                                                                       5,834               56,064               0.0%
    Brembo SpA                                                                       6,992              231,864               0.0%
#*  Brioschi Sviluppo Immobiliare SpA                                               10,866                1,255               0.0%
#   Brunello Cucinelli SpA                                                           2,996               60,706               0.0%
    Buzzi Unicem SpA                                                                33,500              453,287               0.1%
    Cairo Communication SpA                                                          8,750               58,817               0.0%
    Cementir Holding SpA                                                            24,433              146,807               0.0%
*   CIR-Compagnie Industriali Riunite SpA                                          216,130              216,766               0.0%
    CNH Industrial NV                                                               17,446              142,366               0.0%
    Credito Emiliano SpA                                                            29,237              225,289               0.0%
*   Credito Valtellinese SC                                                        641,309              664,057               0.1%
    d'Amico International Shipping SA                                               22,435               10,166               0.0%
    Danieli & C Officine Meccaniche SpA                                              2,308               53,851               0.0%
    Datalogic SpA                                                                    4,166               47,972               0.0%
    Davide Campari-Milano SpA                                                       40,212              289,188               0.0%
    De' Longhi                                                                      13,337              261,016               0.0%
    DiaSorin SpA                                                                     4,764              183,784               0.0%
#*  Ei Towers SpA                                                                    2,079              104,256               0.0%
    El.En. SpA                                                                         407               11,436               0.0%
    Enel Green Power SpA                                                            99,708              245,110               0.0%
    Engineering SpA                                                                    981               47,444               0.0%
    Eni SpA                                                                         73,039            1,556,088               0.1%
    Eni SpA Sponsored ADR                                                           10,306              438,005               0.1%
    ERG SpA                                                                         23,781              272,688               0.0%
    Esprinet SpA                                                                    14,497              119,802               0.0%
*   Eurotech SpA                                                                    15,195               29,570               0.0%
    Falck Renewables SpA                                                            48,405               61,354               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
ITALY -- (Continued)
*   Finmeccanica SpA                                                               118,534    $       1,071,121               0.1%
    FNM SpA                                                                         72,438               52,461               0.0%
#*  Geox SpA                                                                        19,867               60,806               0.0%
*   Gruppo Editoriale L'Espresso SpA                                                50,190               53,707               0.0%
    GTECH SpA                                                                        9,382              218,666               0.0%
    Hera SpA                                                                        76,977              202,718               0.0%
*   IMMSI SpA                                                                       93,687               57,615               0.0%
*   Indesit Co. SpA                                                                 16,201              222,839               0.0%
    Industria Macchine Automatiche SpA                                               3,382              132,599               0.0%
*   Intek Group SpA                                                                 68,376               29,481               0.0%
    Interpump Group SpA                                                             16,337              213,057               0.0%
    Intesa Sanpaolo SpA                                                            628,174            1,846,680               0.2%
    Iren SpA                                                                       102,452              123,888               0.0%
    Italcementi SpA                                                                 67,869              388,698               0.0%
    Italmobiliare SpA                                                                3,545               84,287               0.0%
*   Juventus Football Club SpA                                                      97,295               26,958               0.0%
*   Landi Renzo SpA                                                                  7,410                9,196               0.0%
    Luxottica Group SpA                                                              6,991              356,595               0.0%
    Luxottica Group SpA Sponsored ADR                                                  300               15,240               0.0%
#*  Maire Tecnimont SpA                                                             30,906               65,935               0.0%
    MARR SpA                                                                         8,957              142,835               0.0%
*   Mediaset SpA                                                                   179,714              602,024               0.1%
*   Mediobanca SpA                                                                 121,487            1,072,262               0.1%
#   Mediolanum SpA                                                                  19,890              134,100               0.0%
    Parmalat SpA                                                                    66,960              201,303               0.0%
#*  Piaggio & C SpA                                                                 49,378              138,076               0.0%
    Pirelli & C. SpA                                                                18,964              254,302               0.0%
#*  Prelios SpA                                                                     12,061                3,958               0.0%
#*  Prima Industrie SpA                                                              2,010               32,563               0.0%
    Prysmian SpA                                                                    48,561              841,619               0.1%
#*  RCS MediaGroup SpA                                                               2,140                2,257               0.0%
    Recordati SpA                                                                   24,313              420,680               0.1%
    Reply SpA                                                                        1,487              109,728               0.0%
#*  Retelit SpA                                                                     53,073               39,353               0.0%
    Sabaf SpA                                                                        1,518               24,567               0.0%
#*  Safilo Group SpA                                                                16,356              221,765               0.0%
*   Saipem SpA                                                                      30,844              482,861               0.1%
*   Salini Impregilo SpA                                                             1,647                4,551               0.0%
    Salvatore Ferragamo SpA                                                         12,742              301,477               0.0%
#*  Saras SpA                                                                       95,427               97,398               0.0%
    Servizi Italia SpA                                                               2,006               10,434               0.0%
#*  Snai SpA                                                                        24,408               38,234               0.0%
#   Societa Cattolica di Assicurazioni SCRL                                         17,342              268,585               0.0%
    Societa Iniziative Autostradali e Servizi SpA                                   22,976              230,213               0.0%
*   Sogefi SpA                                                                      12,821               33,371               0.0%
    SOL SpA                                                                         10,697               85,691               0.0%
*   Sorin SpA                                                                       84,969              190,120               0.0%
#*  Telecom Italia SpA                                                             839,179              951,026               0.1%
*   Telecom Italia SpA Sponsored ADR                                                32,914              371,928               0.0%
    Tenaris SA                                                                      12,053              238,343               0.0%
    Tenaris SA ADR                                                                   2,700              107,028               0.0%
    Terna Rete Elettrica Nazionale SpA                                              71,457              360,264               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
ITALY -- (Continued)
#*  Tiscali SpA                                                                    160,000    $           8,472               0.0%
#   Tod's SpA                                                                        2,143              197,715               0.0%
#   Trevi Finanziaria Industriale SpA                                               21,376               76,868               0.0%
    UniCredit SpA                                                                  206,300            1,494,173               0.1%
    Unione di Banche Italiane SCPA                                                 339,391            2,665,405               0.2%
    Unipol Gruppo Finanziario SpA                                                  128,743              622,799               0.1%
    UnipolSai SpA                                                                  197,970              532,289               0.1%
    Vittoria Assicurazioni SpA                                                      13,884              153,103               0.0%
*   World Duty Free SpA                                                             17,447              148,139               0.0%
*   Yoox SpA                                                                         7,934              146,697               0.0%
    Zignago Vetro SpA                                                                6,560               45,191               0.0%
                                                                                              -----------------    ---------------
TOTAL ITALY                                                                                          34,814,579               2.7%
                                                                                              -----------------    ---------------
JAPAN -- (19.7%)
    77 Bank, Ltd. (The)                                                            125,000              697,850               0.1%
    A&D Co., Ltd.                                                                    9,700               45,843               0.0%
    ABC-Mart, Inc.                                                                   1,100               63,427               0.0%
#   Accordia Golf Co., Ltd.                                                         33,000              347,700               0.0%
    Achilles Corp.                                                                  66,000               90,668               0.0%
#   Adastria Holdings Co., Ltd.                                                      8,880              197,532               0.0%
    ADEKA Corp.                                                                     40,900              527,951               0.1%
    Aderans Co., Ltd.                                                                4,800               57,140               0.0%
    Advan Co., Ltd.                                                                  2,600               28,324               0.0%
#   Advantest Corp.                                                                 11,300              131,765               0.0%
    Advantest Corp. ADR                                                              1,800               21,078               0.0%
#   Aeon Co., Ltd.                                                                 213,200            2,109,579               0.2%
#   Aeon Fantasy Co., Ltd.                                                           3,600               46,742               0.0%
#*  AGORA Hospitality Group Co., Ltd.                                               34,000               14,139               0.0%
#   Agro-Kanesho Co., Ltd.                                                           1,500               12,198               0.0%
    Ahresty Corp.                                                                    9,300               52,159               0.0%
    Ai Holdings Corp.                                                                7,700              152,358               0.0%
    Aica Kogyo Co., Ltd.                                                             8,300              171,802               0.0%
    Aichi Bank, Ltd. (The)                                                           3,600              176,779               0.0%
    Aichi Corp.                                                                     16,200               79,771               0.0%
    Aichi Steel Corp.                                                               59,000              212,194               0.0%
    Aichi Tokei Denki Co., Ltd.                                                     17,000               48,809               0.0%
#   Aida Engineering, Ltd.                                                          19,100              185,615               0.0%
*   Aigan Co., Ltd.                                                                  2,400                5,610               0.0%
    Ain Pharmaciez, Inc.                                                             6,800              184,214               0.0%
    Aiphone Co., Ltd.                                                                1,100               19,096               0.0%
    Air Water, Inc.                                                                 22,000              350,687               0.0%
    Airport Facilities Co., Ltd.                                                     6,100               41,720               0.0%
    Aisan Industry Co., Ltd.                                                        13,500              108,252               0.0%
    Aisin Seiki Co., Ltd.                                                           17,400              579,572               0.1%
    Aizawa Securities Co., Ltd.                                                      3,400               17,173               0.0%
    Ajinomoto Co., Inc.                                                             26,000              490,897               0.1%
#   Akebono Brake Industry Co., Ltd.                                                33,100              129,020               0.0%
    Akita Bank, Ltd. (The)                                                          71,000              201,779               0.0%
    Alconix Corp.                                                                    5,200               68,904               0.0%
    Alfresa Holdings Corp.                                                          20,000              253,798               0.0%
    Alinco, Inc.                                                                     4,900               50,061               0.0%
    Allied Telesis Holdings K.K.                                                    20,700               15,956               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Alpen Co., Ltd.                                                                 10,300    $         158,983               0.0%
    Alpha Corp.                                                                      1,500               14,478               0.0%
    Alpha Systems, Inc.                                                                560                7,400               0.0%
    Alpine Electronics, Inc.                                                        24,300              414,788               0.1%
    Alps Electric Co., Ltd.                                                         50,200              854,463               0.1%
    Alps Logistics Co., Ltd.                                                         2,000               22,436               0.0%
    Amada Co., Ltd.                                                                101,000              882,086               0.1%
    Amano Corp.                                                                     23,200              251,454               0.0%
    Amiyaki Tei Co., Ltd.                                                            2,200               78,582               0.0%
    Anest Iwata Corp.                                                                7,000               50,924               0.0%
    Anritsu Corp.                                                                   35,800              277,176               0.0%
    AOKI Holdings, Inc.                                                             17,878              200,525               0.0%
    Aomori Bank, Ltd. (The)                                                         80,000              238,705               0.0%
    Aoyama Trading Co., Ltd.                                                        24,300              577,975               0.1%
    Aozora Bank, Ltd.                                                               59,000              207,379               0.0%
    Arakawa Chemical Industries, Ltd.                                                2,700               27,654               0.0%
    Arata Corp.                                                                     11,000               32,887               0.0%
    Araya Industrial Co., Ltd.                                                      17,000               26,968               0.0%
    Arcland Sakamoto Co., Ltd.                                                       7,400              164,969               0.0%
    Arcs Co., Ltd.                                                                  15,789              347,963               0.0%
    Ariake Japan Co., Ltd.                                                           3,200               72,126               0.0%
    Arisawa Manufacturing Co., Ltd.                                                 17,200              126,174               0.0%
#*  Arrk Corp.                                                                      16,100               22,838               0.0%
#   Artnature, Inc.                                                                  4,400               59,504               0.0%
    As One Corp.                                                                     4,500              128,596               0.0%
    Asahi Broadcasting Corp.                                                           200                1,352               0.0%
    Asahi Co., Ltd.                                                                  4,900               54,482               0.0%
    Asahi Diamond Industrial Co., Ltd.                                              11,100              134,693               0.0%
    Asahi Glass Co., Ltd.                                                          179,000              931,638               0.1%
    Asahi Group Holdings, Ltd.                                                       5,900              183,011               0.0%
    Asahi Holdings, Inc.                                                            12,800              213,084               0.0%
    Asahi Intecc Co., Ltd.                                                           5,000              229,145               0.0%
    Asahi Kasei Corp.                                                               84,000              689,322               0.1%
    Asahi Kogyosha Co., Ltd.                                                         4,000               14,071               0.0%
    Asahi Organic Chemicals Industry Co., Ltd.                                      30,000               69,967               0.0%
*   Asanuma Corp.                                                                   30,000               47,251               0.0%
#   Asatsu-DK, Inc.                                                                 11,100              280,126               0.0%
#*  Ashimori Industry Co., Ltd.                                                     19,000               33,476               0.0%
#*  Asia Growth Capital, Ltd.                                                        6,400                8,914               0.0%
    Asics Corp.                                                                      5,000              117,085               0.0%
    ASKA Pharmaceutical Co., Ltd.                                                   13,800              152,284               0.0%
#   ASKUL Corp.                                                                      2,300               47,795               0.0%
    Astellas Pharma, Inc.                                                            7,500              116,404               0.0%
    Asunaro Aoki Construction Co., Ltd.                                              3,500               24,725               0.0%
#   Atom Corp.                                                                       2,100               11,476               0.0%
    Autobacs Seven Co., Ltd.                                                        31,600              463,566               0.1%
    Avex Group Holdings, Inc.                                                       11,700              173,786               0.0%
    Awa Bank, Ltd. (The)                                                            83,000              497,719               0.1%
    Axell Corp.                                                                      2,700               37,063               0.0%
    Axial Retailing, Inc.                                                            4,400               88,625               0.0%
    Azbil Corp.                                                                     17,400              419,609               0.1%
    Bandai Namco Holdings, Inc.                                                      8,000              198,542               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Bando Chemical Industries, Ltd.                                                 37,000    $         146,888               0.0%
    Bank of Iwate, Ltd. (The)                                                        6,400              292,900               0.0%
    Bank of Kochi, Ltd. (The)                                                       22,000               28,339               0.0%
    Bank of Kyoto, Ltd. (The)                                                       97,000              840,558               0.1%
    Bank of Nagoya, Ltd. (The)                                                      54,000              218,616               0.0%
    Bank of Okinawa, Ltd. (The)                                                      8,600              376,740               0.1%
    Bank of Saga, Ltd. (The)                                                        58,000              134,130               0.0%
    Bank of the Ryukyus, Ltd.                                                       19,100              308,451               0.0%
    Bank of Yokohama, Ltd. (The)                                                   171,000              988,250               0.1%
    Belc Co., Ltd.                                                                   5,400              149,162               0.0%
    Belluna Co., Ltd.                                                               22,200               99,277               0.0%
    Benefit One, Inc.                                                                1,400               12,449               0.0%
    Benesse Holdings, Inc.                                                           4,100              129,373               0.0%
    Best Denki Co., Ltd.                                                            22,500               27,339               0.0%
#   Bic Camera, Inc.                                                                19,100              167,465               0.0%
#   Bit-isle, Inc.                                                                  12,800               54,730               0.0%
    BML, Inc.                                                                        4,500              134,374               0.0%
    Bookoff Corp.                                                                    4,100               30,798               0.0%
    Bridgestone Corp.                                                               12,200              407,696               0.1%
    BRONCO BILLY Co., Ltd.                                                             300                8,272               0.0%
    Brother Industries, Ltd.                                                        23,900              425,529               0.1%
    Bunka Shutter Co., Ltd.                                                         22,000              190,279               0.0%
    C Uyemura & Co., Ltd.                                                              500               23,781               0.0%
    Calbee, Inc.                                                                     3,300              115,580               0.0%
    Calsonic Kansei Corp.                                                           83,000              459,525               0.1%
#   Can Do Co., Ltd.                                                                 1,300               19,168               0.0%
    Canon Electronics, Inc.                                                          6,500              118,706               0.0%
    Canon Marketing Japan, Inc.                                                     18,500              378,218               0.1%
    Canon, Inc.                                                                     25,000              767,004               0.1%
#   Capcom Co., Ltd.                                                                 9,700              150,712               0.0%
    Carlit Holdings Co., Ltd.                                                        3,400               17,819               0.0%
#   Casio Computer Co., Ltd.                                                        18,200              290,209               0.0%
    Cawachi, Ltd.                                                                    7,000              108,836               0.0%
    Central Glass Co., Ltd.                                                         63,000              205,956               0.0%
    Central Sports Co., Ltd.                                                           900               14,305               0.0%
    Century Tokyo Leasing Corp.                                                     10,800              282,819               0.0%
    Chiba Bank, Ltd. (The)                                                         114,000              809,742               0.1%
    Chiba Kogyo Bank, Ltd. (The)                                                    22,100              155,811               0.0%
    Chino Corp.                                                                        800                8,815               0.0%
    Chiyoda Co., Ltd.                                                                7,000              138,501               0.0%
    Chiyoda Integre Co., Ltd.                                                        5,500               94,824               0.0%
    Chodai Co., Ltd.                                                                 1,100                8,422               0.0%
    Chori Co., Ltd.                                                                  5,700               83,782               0.0%
    Chubu Shiryo Co., Ltd.                                                           5,000               30,496               0.0%
    Chuetsu Pulp & Paper Co., Ltd.                                                  31,000               50,229               0.0%
*   Chugai Mining Co., Ltd.                                                         36,200                9,169               0.0%
    Chugai Pharmaceutical Co., Ltd.                                                  2,200               68,778               0.0%
    Chugai Ro Co., Ltd.                                                              8,000               15,876               0.0%
    Chugoku Bank, Ltd. (The)                                                        46,000              679,905               0.1%
    Chugoku Marine Paints, Ltd.                                                     35,000              276,596               0.0%
    Chukyo Bank, Ltd. (The)                                                         38,000               69,969               0.0%
    Chuo Spring Co., Ltd.                                                            5,000               14,729               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Citizen Holdings Co., Ltd.                                                      72,400    $         475,620               0.1%
    CKD Corp.                                                                       22,300              195,634               0.0%
#*  Clarion Co., Ltd.                                                               36,000              118,471               0.0%
    Cleanup Corp.                                                                   10,300               90,467               0.0%
#   CMIC Holdings Co., Ltd.                                                          3,200               48,765               0.0%
*   CMK Corp.                                                                       18,100               45,159               0.0%
    Coca-Cola East Japan Co., Ltd.                                                  12,972              233,406               0.0%
    Coca-Cola West Co., Ltd.                                                        23,400              334,043               0.0%
    Cocokara fine, Inc.                                                              7,500              182,320               0.0%
#   Colowide Co., Ltd.                                                              10,700              128,214               0.0%
    Computer Engineering & Consulting, Ltd.                                          3,500               33,044               0.0%
    COMSYS Holdings Corp.                                                           23,100              412,395               0.1%
    CONEXIO Corp.                                                                    3,700               40,014               0.0%
#   COOKPAD, Inc.                                                                    2,500               81,594               0.0%
    Corona Corp.                                                                     5,000               52,046               0.0%
    Cosel Co., Ltd.                                                                  2,300               26,762               0.0%
    Cosmo Oil Co., Ltd.                                                            249,000              387,988               0.1%
*   Cosmos Initia Co., Ltd.                                                          6,700               27,642               0.0%
#   Cosmos Pharmaceutical Corp.                                                        500               71,490               0.0%
    Create SD Holdings Co., Ltd.                                                     1,400               50,451               0.0%
    Credit Saison Co., Ltd.                                                          8,000              168,883               0.0%
#   CROOZ, Inc.                                                                      1,200               22,007               0.0%
#   CTI Engineering Co., Ltd.                                                        5,100               80,965               0.0%
#   DA Consortium, Inc.                                                              2,600               10,816               0.0%
    Dai Nippon Printing Co., Ltd.                                                   80,000              788,543               0.1%
    Dai Nippon Toryo Co., Ltd.                                                      49,000               68,795               0.0%
    Dai-Dan Co., Ltd.                                                                6,000               33,961               0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)                                         33,600              508,492               0.1%
    Dai-ichi Seiko Co., Ltd.                                                         5,200               98,484               0.0%
    Daibiru Corp.                                                                   21,400              241,060               0.0%
    Daicel Corp.                                                                    58,000              668,593               0.1%
    Daido Kogyo Co., Ltd.                                                           22,000               53,533               0.0%
    Daido Metal Co., Ltd.                                                           15,000              176,245               0.0%
    Daido Steel Co., Ltd.                                                           74,000              283,882               0.0%
    Daidoh, Ltd.                                                                     7,700               35,214               0.0%
#*  Daiei, Inc. (The)                                                              130,600              148,673               0.0%
    Daifuku Co., Ltd.                                                               28,500              330,088               0.0%
    Daihatsu Diesel Manufacturing Co., Ltd.                                          6,000               49,301               0.0%
#   Daihatsu Motor Co., Ltd.                                                        17,700              251,215               0.0%
    Daihen Corp.                                                                    48,000              169,947               0.0%
#   Daiho Corp.                                                                     32,000              148,834               0.0%
    Daiichi Jitsugyo Co., Ltd.                                                       7,000               35,991               0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                                           1,200               52,788               0.0%
    Daiichi Sankyo Co., Ltd.                                                        15,800              237,661               0.0%
    Daiichikosho Co., Ltd.                                                           5,300              133,753               0.0%
    Daiken Corp.                                                                    39,000               87,770               0.0%
#   Daiken Medical Co., Ltd.                                                         2,000               38,476               0.0%
    Daiki Aluminium Industry Co., Ltd.                                              10,000               27,765               0.0%
    Daikin Industries, Ltd.                                                          2,000              125,016               0.0%
    Daikoku Denki Co., Ltd.                                                          3,300               54,310               0.0%
    Daikokutenbussan Co., Ltd.                                                       1,700               49,466               0.0%
    Daikyo, Inc.                                                                   129,000              242,518               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.                         26,000    $         141,024               0.0%
#   Daio Paper Corp.                                                                44,000              378,115               0.1%
    Daisan Bank, Ltd. (The)                                                         46,000               73,303               0.0%
    Daiseki Co., Ltd.                                                                5,400               94,559               0.0%
    Daishi Bank, Ltd. (The)                                                        107,000              378,636               0.1%
#   Daishinku Corp.                                                                 20,000               62,395               0.0%
    Daiso Co., Ltd.                                                                 25,000               81,536               0.0%
#   Daisyo Corp.                                                                     2,000               24,166               0.0%
    Daito Bank, Ltd. (The)                                                          39,000               51,373               0.0%
    Daito Electron Co., Ltd.                                                         1,200                5,253               0.0%
    Daito Pharmaceutical Co., Ltd.                                                   5,300               95,357               0.0%
    Daito Trust Construction Co., Ltd.                                               2,800              348,882               0.0%
    Daiwa House Industry Co., Ltd.                                                  19,000              359,472               0.0%
    Daiwa Securities Group, Inc.                                                   129,447            1,023,014               0.1%
    Daiwabo Holdings Co., Ltd.                                                      83,000              151,397               0.0%
    DBS Co Ltd                                                                       4,200               26,006               0.0%
    DC Co., Ltd.                                                                     3,400               15,712               0.0%
    DCM Holdings Co., Ltd.                                                          43,100              288,741               0.0%
#   Dena Co., Ltd.                                                                  24,800              320,469               0.0%
    Denki Kagaku Kogyo K.K.                                                        246,000              803,558               0.1%
    Denso Corp.                                                                      6,000              275,002               0.0%
    Dentsu, Inc.                                                                     4,300              159,872               0.0%
    Denyo Co., Ltd.                                                                  5,100               67,623               0.0%
    Descente, Ltd.                                                                  14,000              130,866               0.0%
    DIC Corp.                                                                      204,000              418,096               0.1%
    Disco Corp.                                                                      1,700              116,041               0.0%
    DKS Co., Ltd.                                                                   28,000              105,208               0.0%
    DMG Mori Seiki Co., Ltd.                                                        17,700              208,463               0.0%
    Don Quijote Holdings Co., Ltd.                                                   1,600               95,865               0.0%
    Doshisha Co., Ltd.                                                              10,000              165,371               0.0%
    Doutor Nichires Holdings Co., Ltd.                                              15,000              223,460               0.0%
    Dowa Holdings Co., Ltd.                                                         34,000              286,301               0.0%
#   Dr Ci:Labo Co., Ltd.                                                             2,900               92,116               0.0%
    Dream Incubator, Inc.                                                            2,100               32,677               0.0%
    DTS Corp.                                                                        6,800              139,899               0.0%
    Dunlop Sports Co., Ltd.                                                          4,200               49,179               0.0%
    Duskin Co., Ltd.                                                                 6,300              103,169               0.0%
    Dynic Corp.                                                                      5,000                8,002               0.0%
    Eagle Industry Co., Ltd.                                                         6,500              124,674               0.0%
    Earth Chemical Co., Ltd.                                                           100                3,667               0.0%
    Ebara Corp.                                                                     78,000              428,567               0.1%
    Ebara Jitsugyo Co., Ltd.                                                         2,400               30,061               0.0%
#   EDION Corp.                                                                     32,700              233,306               0.0%
#   Ehime Bank, Ltd. (The)                                                          43,000               95,184               0.0%
    Eidai Co., Ltd.                                                                 11,000               44,949               0.0%
    Eighteenth Bank, Ltd. (The)                                                     68,000              192,637               0.0%
    Eiken Chemical Co., Ltd.                                                         4,400               76,792               0.0%
    Eizo Corp.                                                                       8,100              148,092               0.0%
    Elecom Co., Ltd.                                                                 2,400               51,555               0.0%
    Elematec Corp.                                                                   2,574               55,352               0.0%
#   Emori Group Holdings Co., Ltd.                                                   5,200               53,065               0.0%
    en-japan, Inc.                                                                   3,400               59,941               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
#   Endo Lighting Corp.                                                              3,800    $          42,863               0.0%
    Enplas Corp.                                                                     2,600               98,344               0.0%
*   Enshu, Ltd.                                                                     31,000               33,760               0.0%
    EPS Corp.                                                                        6,800               80,372               0.0%
    Excel Co., Ltd.                                                                  1,700               21,275               0.0%
    Exedy Corp.                                                                     16,200              409,492               0.1%
    Ezaki Glico Co., Ltd.                                                            7,000              226,600               0.0%
    F-Tech, Inc.                                                                     1,200               12,993               0.0%
    F@N Communications, Inc.                                                         8,100               70,737               0.0%
    FALCO HOLDINGS Co., Ltd.                                                         1,000               11,049               0.0%
#   FamilyMart Co., Ltd.                                                             2,200               88,337               0.0%
#   Fancl Corp.                                                                     14,600              200,276               0.0%
#   FCC Co., Ltd.                                                                   17,100              291,022               0.0%
#*  FDK Corp.                                                                       29,000               38,468               0.0%
*   Feed One Holdings Co., Ltd.                                                     33,840               32,537               0.0%
#   Ferrotec Corp.                                                                  17,400               94,855               0.0%
#   FIDEA Holdings Co., Ltd.                                                        57,800              115,488               0.0%
#   Fields Corp.                                                                     6,900               90,346               0.0%
#   Financial Products Group Co., Ltd.                                               4,700               48,394               0.0%
*   First Baking Co., Ltd.                                                           4,000                4,854               0.0%
#   Foster Electric Co., Ltd.                                                       12,900              204,371               0.0%
#   FP Corp.                                                                         4,900              141,222               0.0%
    France Bed Holdings Co., Ltd.                                                   39,000               64,325               0.0%
#   Fudo Tetra Corp.                                                                38,700               94,925               0.0%
    Fuji Co., Ltd.                                                                   4,300               84,638               0.0%
#   Fuji Corp., Ltd.                                                                15,200               86,428               0.0%
    Fuji Electric Co., Ltd.                                                         59,000              259,215               0.0%
#   Fuji Electronics Co., Ltd.                                                       4,900               58,521               0.0%
    Fuji Furukawa Engineering & Construction Co., Ltd.                               2,000                4,965               0.0%
    Fuji Kiko Co., Ltd.                                                             11,000               54,777               0.0%
    Fuji Kosan Co., Ltd.                                                               100                  565               0.0%
#   Fuji Kyuko Co., Ltd.                                                            12,000              124,699               0.0%
    Fuji Media Holdings, Inc.                                                       10,200              140,737               0.0%
    Fuji Oil Co., Ltd.(6356848)                                                     28,100              446,252               0.1%
#   Fuji Oil Co., Ltd.(6581361)                                                     21,300               64,501               0.0%
    Fuji Pharma Co., Ltd.                                                            1,300               24,084               0.0%
    Fuji Seal International, Inc.                                                    5,500              165,790               0.0%
    Fuji Soft, Inc.                                                                  8,200              202,998               0.0%
    Fujibo Holdings, Inc.                                                           35,000               97,008               0.0%
    Fujicco Co., Ltd.                                                                7,000              104,434               0.0%
    FUJIFILM Holdings Corp.                                                         21,700              728,438               0.1%
    Fujikura Kasei Co., Ltd.                                                         7,100               36,747               0.0%
#   Fujikura Rubber, Ltd.                                                            4,200               30,294               0.0%
    Fujikura, Ltd.                                                                 182,000              764,510               0.1%
    Fujimi, Inc.                                                                     8,800              120,920               0.0%
    Fujimori Kogyo Co., Ltd.                                                         4,800              132,534               0.0%
#*  Fujisash Co., Ltd.                                                              20,100               28,288               0.0%
    Fujishoji Co., Ltd.                                                              1,100               12,730               0.0%
#   Fujita Kanko, Inc.                                                               9,000               31,628               0.0%
#   Fujitec Co., Ltd.                                                               21,000              209,661               0.0%
    Fujitsu Frontech, Ltd.                                                           7,300               99,877               0.0%
    Fujitsu General, Ltd.                                                           15,000              187,776               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Fujitsu, Ltd.                                                                  118,000    $         717,377               0.1%
#   Fujiya Co., Ltd.                                                                16,000               28,476               0.0%
    FuKoKu Co., Ltd.                                                                 1,100               12,184               0.0%
    Fukuda Corp.                                                                    10,000              105,296               0.0%
    Fukui Bank, Ltd. (The)                                                          78,000              186,902               0.0%
    Fukuoka Financial Group, Inc.                                                  132,000              675,451               0.1%
    Fukushima Bank, Ltd. (The)                                                     108,000               83,976               0.0%
    Fukushima Industries Corp.                                                       3,300               64,850               0.0%
#   Fukuyama Transporting Co., Ltd.                                                 45,000              225,833               0.0%
    Funai Soken Holdings, Inc.                                                       3,700               32,629               0.0%
#   Furukawa Battery Co., Ltd. (The)                                                 7,000               58,617               0.0%
#   Furukawa Co., Ltd.                                                             102,000              200,471               0.0%
#   Furukawa Electric Co., Ltd.                                                    270,000              476,524               0.1%
    Furuno Electric Co., Ltd.                                                       10,300               84,588               0.0%
    Furuya Metal Co., Ltd.                                                             400                9,497               0.0%
    Fuso Pharmaceutical Industries, Ltd.                                            26,000               76,502               0.0%
    Futaba Industrial Co., Ltd.                                                     28,500              158,902               0.0%
    Future Architect, Inc.                                                          10,200               58,337               0.0%
    Fuyo General Lease Co., Ltd.                                                     4,300              169,770               0.0%
    G-Tekt Corp.                                                                     8,200               81,790               0.0%
#   Gakken Holdings Co., Ltd.                                                       14,000               31,783               0.0%
    GCA Savvian Corp.                                                                6,800               73,045               0.0%
    Gecoss Corp.                                                                     5,100               84,577               0.0%
    Genki Sushi Co., Ltd.                                                              700               12,191               0.0%
    Genky Stores, Inc.                                                                 600               29,856               0.0%
#   Geo Holdings Corp.                                                              21,300              188,079               0.0%
    GLOBERIDE, Inc.                                                                 43,000               58,274               0.0%
    Glory, Ltd.                                                                     14,800              381,388               0.1%
#   GMO internet, Inc.                                                              14,800              124,268               0.0%
#   GMO Payment Gateway, Inc.                                                        3,800               78,548               0.0%
    Godo Steel, Ltd.                                                                57,000               79,140               0.0%
    Goldcrest Co., Ltd.                                                             12,990              235,013               0.0%
    Goldwin, Inc.                                                                    7,000               39,336               0.0%
#   Gourmet Kineya Co., Ltd.                                                         7,000               54,986               0.0%
#   Gree, Inc.                                                                      17,900              128,193               0.0%
    GS Yuasa Corp.                                                                  30,000              149,779               0.0%
    GSI Creos Corp.                                                                 26,000               34,009               0.0%
    Gulliver International Co., Ltd.                                                17,800              155,406               0.0%
    Gun-Ei Chemical Industry Co., Ltd.                                              20,000               61,819               0.0%
#   GungHo Online Entertainment, Inc.                                               14,400               58,041               0.0%
    Gunma Bank, Ltd. (The)                                                         109,000              680,212               0.1%
    Gunze, Ltd.                                                                     84,000              233,775               0.0%
#   Gurunavi, Inc.                                                                   7,400              101,404               0.0%
    H-One Co., Ltd.                                                                  3,100               18,976               0.0%
    H2O Retailing Corp.                                                             29,300              487,314               0.1%
    Hachijuni Bank, Ltd. (The)                                                     114,000              698,001               0.1%
    Hagihara Industries, Inc.                                                        2,900               42,320               0.0%
    Hakudo Co., Ltd.                                                                 1,500               14,124               0.0%
    Hakuhodo DY Holdings, Inc.                                                      32,300              319,431               0.0%
    Hakuto Co., Ltd.                                                                 8,200               80,597               0.0%
    Hamakyorex Co., Ltd.                                                             3,000               96,341               0.0%
    Hamamatsu Photonics K.K.                                                         5,400              245,324               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Hankyu Hanshin Holdings, Inc.                                                   80,000    $         470,366               0.1%
    Hanwa Co., Ltd.                                                                 65,000              234,367               0.0%
#   Happinet Corp.                                                                   7,700              132,074               0.0%
    Hard Off Corp. Co., Ltd.                                                         1,800               14,651               0.0%
    Harima Chemicals Group, Inc.                                                     2,100                8,955               0.0%
#   Harmonic Drive Systems, Inc.                                                     1,500               19,365               0.0%
    Haruyama Trading Co., Ltd.                                                         300                1,901               0.0%
    Haseko Corp.                                                                    18,500              135,604               0.0%
#   Hazama Ando Corp.                                                               52,350              351,941               0.0%
    Heiwa Corp.                                                                     16,200              331,717               0.0%
    Heiwa Real Estate Co., Ltd.                                                     25,400              417,343               0.1%
    Heiwado Co., Ltd.                                                               16,100              299,716               0.0%
    HI-LEX Corp.                                                                     6,700              174,530               0.0%
    Hibiya Engineering, Ltd.                                                         1,900               28,321               0.0%
    Hiday Hidaka Corp.                                                               2,736               79,201               0.0%
#   Higashi Nihon House Co., Ltd.                                                   21,700               91,973               0.0%
    Higashi-Nippon Bank, Ltd. (The)                                                 62,000              157,080               0.0%
    Higo Bank, Ltd. (The)                                                           57,000              324,453               0.0%
    Hikari Tsushin, Inc.                                                             1,600              106,136               0.0%
#   Himaraya Co., Ltd.                                                               1,900               16,393               0.0%
    Hino Motors, Ltd.                                                               11,500              168,280               0.0%
    Hioki EE Corp.                                                                   3,100               47,790               0.0%
    Hiramatsu, Inc.                                                                  6,300               34,858               0.0%
    Hiroshima Bank, Ltd. (The)                                                     150,000              749,906               0.1%
    Hisamitsu Pharmaceutical Co., Inc.                                               1,900               63,956               0.0%
    Hitachi Capital Corp.                                                           14,300              353,461               0.0%
    Hitachi Chemical Co., Ltd.                                                      21,500              378,948               0.1%
#   Hitachi Construction Machinery Co., Ltd.                                        10,300              210,680               0.0%
    Hitachi High-Technologies Corp.                                                  6,900              210,791               0.0%
#   Hitachi Koki Co., Ltd.                                                          27,300              234,730               0.0%
#   Hitachi Kokusai Electric, Inc.                                                   3,000               44,937               0.0%
    Hitachi Metals, Ltd.                                                            16,110              271,982               0.0%
    Hitachi Transport System, Ltd.                                                  19,900              263,348               0.0%
    Hitachi Zosen Corp.                                                             59,140              313,866               0.0%
    Hitachi, Ltd.                                                                  141,000            1,107,903               0.1%
    Hitachi, Ltd. ADR                                                                4,900              390,040               0.1%
    Hochiki Corp.                                                                    2,000               16,751               0.0%
    Hodogaya Chemical Co., Ltd.                                                     23,000               41,589               0.0%
    Hogy Medical Co., Ltd.                                                           3,500              181,824               0.0%
*   Hokkaido Electric Power Co., Inc.                                                7,700               64,644               0.0%
#   Hokkaido Gas Co., Ltd.                                                           1,000                2,586               0.0%
    Hokkan Holdings, Ltd.                                                            8,000               20,512               0.0%
    Hokko Chemical Industry Co., Ltd.                                                6,000               20,252               0.0%
    Hokkoku Bank, Ltd. (The)                                                       100,000              347,048               0.0%
    Hokuetsu Bank, Ltd. (The)                                                       79,000              153,359               0.0%
#   Hokuetsu Kishu Paper Co., Ltd.                                                  43,000              178,951               0.0%
    Hokuhoku Financial Group, Inc.                                                 328,000              658,913               0.1%
#   Hokuriku Electric Industry Co., Ltd.                                            29,000               44,282               0.0%
    Hokuriku Electric Power Co.                                                      8,500              114,753               0.0%
    Hokuto Corp.                                                                     9,000              164,089               0.0%
    Honda Motor Co., Ltd.                                                           43,823            1,400,988               0.1%
    Honda Motor Co., Ltd. Sponsored ADR                                             14,859              477,271               0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Honeys Co., Ltd.                                                                 8,070    $          75,449               0.0%
#   Hoosiers Holdings Co., Ltd.                                                     15,200               72,699               0.0%
    Horiba, Ltd.                                                                    11,000              397,955               0.1%
    Hoshizaki Electric Co., Ltd.                                                     2,800              135,625               0.0%
    Hosokawa Micron Corp.                                                           17,000               95,359               0.0%
    House Foods Group, Inc.                                                         23,400              400,427               0.1%
    Howa Machinery, Ltd.                                                             7,500               49,965               0.0%
    Hoya Corp.                                                                      11,500              406,949               0.1%
    Hyakugo Bank, Ltd. (The)                                                        99,000              417,506               0.1%
    Hyakujushi Bank, Ltd. (The)                                                     94,000              305,586               0.0%
    I-Net Corp/Kanagawa                                                              7,000               52,491               0.0%
    Ibiden Co., Ltd.                                                                43,700              656,897               0.1%
    IBJ Leasing Co., Ltd.                                                            5,200              123,212               0.0%
#   Ichibanya Co., Ltd.                                                              1,500               70,543               0.0%
#   Ichikoh Industries, Ltd.                                                        11,000               25,186               0.0%
    Ichinen Holdings Co., Ltd.                                                       7,700               63,938               0.0%
    Ichiyoshi Securities Co., Ltd.                                                  15,000              177,800               0.0%
    Idec Corp.                                                                       6,900               56,330               0.0%
    Idemitsu Kosan Co., Ltd.                                                        30,000              580,189               0.1%
    Ihara Chemical Industry Co., Ltd.                                               10,000              101,354               0.0%
    IHI Corp.                                                                       68,000              327,803               0.0%
    Iida Group Holdings Co., Ltd.                                                   22,120              245,801               0.0%
    Iino Kaiun Kaisha, Ltd.                                                         42,900              237,051               0.0%
*   IJT Technology Holdings Co., Ltd.                                                3,000               13,213               0.0%
#   Ikegami Tsushinki Co., Ltd.                                                     29,000               31,956               0.0%
    Ikyu Corp.                                                                       4,700               63,964               0.0%
    Imasen Electric Industrial                                                       6,500              110,410               0.0%
#   Imperial Hotel, Ltd.                                                               400                8,649               0.0%
    Inaba Denki Sangyo Co., Ltd.                                                     9,800              341,607               0.0%
    Inaba Seisakusho Co., Ltd.                                                         100                1,222               0.0%
    Inabata & Co., Ltd.                                                             12,500              120,825               0.0%
    Inageya Co., Ltd.                                                                5,800               61,337               0.0%
    Ines Corp.                                                                      16,800              139,097               0.0%
    Infocom Corp.                                                                    3,000               23,087               0.0%
    Information Services International-Dentsu, Ltd.                                  4,700               49,793               0.0%
    Innotech Corp.                                                                   7,000               33,610               0.0%
    Intage Holdings, Inc.                                                            1,900               23,686               0.0%
#   Internet Initiative Japan, Inc.                                                  7,700              135,198               0.0%
#   Inui Global Logistics Co., Ltd.                                                  7,095               66,862               0.0%
    Iriso Electronics Co., Ltd.                                                      1,800              122,650               0.0%
    Ise Chemical Corp.                                                               3,000               20,413               0.0%
#   Iseki & Co., Ltd.                                                               96,000              222,355               0.0%
    Isetan Mitsukoshi Holdings, Ltd.                                                18,000              245,053               0.0%
*   Ishihara Sangyo Kaisha, Ltd.                                                   145,000              119,173               0.0%
    Ishii Iron Works Co., Ltd.                                                       7,000               15,189               0.0%
    Ishizuka Glass Co., Ltd.                                                         3,000                4,334               0.0%
    Isuzu Motors, Ltd.                                                              33,000              430,563               0.1%
    IT Holdings Corp.                                                               39,300              642,137               0.1%
    Itfor, Inc.                                                                      3,200               13,546               0.0%
#   Ito En, Ltd.                                                                     3,100               61,650               0.0%
    ITOCHU Corp.                                                                    60,700              733,774               0.1%
    Itochu Enex Co., Ltd.                                                           22,700              145,429               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Itochu Techno-Solutions Corp.                                                    3,400    $         135,179               0.0%
    Itochu-Shokuhin Co., Ltd.                                                        1,600               52,839               0.0%
    Itoham Foods, Inc.                                                              69,000              354,917               0.0%
    Itoki Corp.                                                                     16,153               90,793               0.0%
    IwaiCosmo Holdings, Inc.                                                         6,600               72,796               0.0%
    Iwaki & Co., Ltd.                                                                8,000               16,896               0.0%
    Iwasaki Electric Co., Ltd.                                                      40,000               88,200               0.0%
#   Iwatani Corp.                                                                   50,000              341,857               0.0%
    Iyo Bank, Ltd. (The)                                                            64,100              684,486               0.1%
    Izumi Co., Ltd.                                                                  2,600               83,651               0.0%
*   Izutsuya Co., Ltd.                                                              62,000               35,350               0.0%
    J Front Retailing Co., Ltd.                                                     28,500              379,331               0.1%
#   J-Oil Mills, Inc.                                                               58,000              188,423               0.0%
    Jamco Corp.                                                                      3,000               66,288               0.0%
#*  Janome Sewing Machine Co., Ltd.                                                109,000              169,153               0.0%
    Japan Airport Terminal Co., Ltd.                                                 9,100              359,023               0.0%
    Japan Aviation Electronics Industry, Ltd.                                       16,000              317,005               0.0%
#*  Japan Communications, Inc.                                                      27,500              120,523               0.0%
    Japan Digital Laboratory Co., Ltd.                                               2,500               44,528               0.0%
#   Japan Drilling Co., Ltd.                                                         2,300               96,154               0.0%
    Japan Exchange Group, Inc.                                                      11,100              275,347               0.0%
    Japan Pulp & Paper Co., Ltd.                                                    21,000               62,163               0.0%
*   Japan Radio Co., Ltd.                                                           24,000               85,809               0.0%
#   Japan Steel Works, Ltd. (The)                                                  101,000              361,280               0.0%
    Japan Transcity Corp.                                                           11,000               37,194               0.0%
    Japan Wool Textile Co., Ltd. (The)                                              19,000              128,564               0.0%
    JBCC Holdings, Inc.                                                              6,000               41,496               0.0%
    JCU Corp.                                                                        1,600               66,547               0.0%
    Jeol, Ltd.                                                                      49,000              235,672               0.0%
    JFE Holdings, Inc.                                                              29,160              578,533               0.1%
    JGC Corp.                                                                        8,000              205,598               0.0%
    Jimoto Holdings, Inc.                                                           34,600               72,650               0.0%
#   Jin Co., Ltd.                                                                    3,700               80,637               0.0%
    JK Holdings Co., Ltd.                                                            6,300               31,657               0.0%
    JMS Co., Ltd.                                                                    7,000               18,559               0.0%
    Joshin Denki Co., Ltd.                                                          10,000               91,110               0.0%
    Jowa Holdings Co., Ltd.                                                          5,100              181,199               0.0%
#   Joyo Bank, Ltd. (The)                                                          104,000              556,885               0.1%
#   JP-Holdings, Inc.                                                               10,800               40,095               0.0%
    JSP Corp.                                                                        7,600              120,504               0.0%
    JSR Corp.                                                                        9,700              174,680               0.0%
    JTEKT Corp.                                                                     22,400              360,263               0.0%
#*  Juki Corp.                                                                      32,000               99,795               0.0%
    Juroku Bank, Ltd. (The)                                                        147,000              579,766               0.1%
*   Justsystems Corp.                                                                7,800               58,850               0.0%
#*  JVC Kenwood Corp.                                                               80,970              154,802               0.0%
    JX Holdings, Inc.                                                              186,870              800,486               0.1%
    K&O Energy Group, Inc.                                                           6,000               75,766               0.0%
#   K's Holdings Corp.                                                              13,080              361,234               0.0%
#   kabu.com Securities Co., Ltd.                                                   29,300              145,665               0.0%
#*  Kadokawa Dwango Corp.                                                           13,177              241,658               0.0%
    Kaga Electronics Co., Ltd.                                                       7,500               86,393               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
#   Kagome Co., Ltd.                                                                 8,400    $         136,278               0.0%
    Kagoshima Bank, Ltd. (The)                                                      45,000              291,830               0.0%
    Kajima Corp.                                                                    50,843              226,229               0.0%
    Kakaku.com, Inc.                                                                 8,800              119,816               0.0%
    Kaken Pharmaceutical Co., Ltd.                                                  14,000              350,756               0.0%
    Kameda Seika Co., Ltd.                                                           1,400               42,301               0.0%
    Kamei Corp.                                                                      8,000               57,319               0.0%
    Kamigumi Co., Ltd.                                                              63,000              607,436               0.1%
#   Kanagawa Chuo Kotsu Co., Ltd.                                                    7,000               33,961               0.0%
    Kanamoto Co., Ltd.                                                               8,000              292,004               0.0%
    Kandenko Co., Ltd.                                                              44,000              230,868               0.0%
    Kaneka Corp.                                                                    98,000              538,445               0.1%
    Kanematsu Corp.                                                                195,000              310,266               0.0%
    Kansai Paint Co., Ltd.                                                          14,000              214,012               0.0%
    Kansai Super Market, Ltd.                                                        1,900               13,084               0.0%
#   Kansai Urban Banking Corp.                                                      10,300              113,604               0.0%
*   Kanto Denka Kogyo Co., Ltd.                                                     21,000               82,602               0.0%
*   Kappa Create Holdings Co., Ltd.                                                  1,100               10,100               0.0%
    Kasai Kogyo Co., Ltd.                                                           16,000              141,498               0.0%
#   Kasumi Co., Ltd.                                                                13,600              128,001               0.0%
    Katakura Industries Co., Ltd.                                                   10,900              131,854               0.0%
    Kato Sangyo Co., Ltd.                                                            9,200              195,760               0.0%
    Kato Works Co., Ltd.                                                            19,000              139,886               0.0%
#   KAWADA TECHNOLOGIES, Inc.                                                        1,000               44,251               0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.                                3,600               67,700               0.0%
    Kawasaki Heavy Industries, Ltd.                                                 91,000              357,438               0.0%
    Kawasaki Kisen Kaisha, Ltd.                                                    296,000              674,402               0.1%
    Kawasumi Laboratories, Inc.                                                      5,000               33,652               0.0%
    KDDI Corp.                                                                       8,900              584,458               0.1%
#   Keihan Electric Railway Co., Ltd.                                               99,000              485,216               0.1%
    Keihanshin Building Co., Ltd.                                                   23,500              132,338               0.0%
    Keihin Co., Ltd.                                                                17,000               24,744               0.0%
    Keihin Corp.                                                                    22,300              281,739               0.0%
    Keisei Electric Railway Co., Ltd.                                               13,000              152,796               0.0%
    Keiyo Bank, Ltd. (The)                                                          83,000              433,941               0.1%
#   Keiyo Co., Ltd.                                                                 10,800               49,193               0.0%
#   Kenko Mayonnaise Co., Ltd.                                                         900                9,709               0.0%
    Kewpie Corp.                                                                    11,500              198,775               0.0%
    Key Coffee, Inc.                                                                 7,600              109,549               0.0%
    Kikkoman Corp.                                                                  10,000              230,012               0.0%
#   Kimoto Co., Ltd.                                                                19,800               55,481               0.0%
#*  Kintetsu Department Store Co., Ltd.                                             11,000               31,417               0.0%
    Kintetsu World Express, Inc.                                                     3,800              131,504               0.0%
    Kinugawa Rubber Industrial Co., Ltd.                                            34,000              144,116               0.0%
    Kirin Holdings Co., Ltd.                                                        26,680              345,901               0.0%
    Kita-Nippon Bank, Ltd. (The)                                                     3,200               76,064               0.0%
    Kitagawa Iron Works Co., Ltd.                                                   47,000               83,908               0.0%
    Kitano Construction Corp.                                                       17,000               52,604               0.0%
#   Kito Corp.                                                                       7,600               87,201               0.0%
    Kitz Corp.                                                                      40,300              184,681               0.0%
    Kiyo Bank, Ltd. (The)                                                           19,500              280,369               0.0%
*   KNT-CT Holdings Co., Ltd.                                                       47,000               71,331               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Koa Corp.                                                                       16,500    $         146,354               0.0%
    Koatsu Gas Kogyo Co., Ltd.                                                       8,000               42,560               0.0%
#   Kobayashi Pharmaceutical Co., Ltd.                                               1,700              104,935               0.0%
    Kobe Steel, Ltd.                                                               989,000            1,571,370               0.1%
#   Kobelco Eco-Solutions Co., Ltd.                                                  3,000               18,357               0.0%
#   Kohnan Shoji Co., Ltd.                                                          16,400              188,184               0.0%
    Kohsoku Corp.                                                                      200                1,659               0.0%
    Koito Manufacturing Co., Ltd.                                                   12,000              361,587               0.1%
    Kojima Co., Ltd.                                                                 9,400               25,574               0.0%
    Kokusai Co., Ltd.                                                                  900               14,518               0.0%
    Kokuyo Co., Ltd.                                                                26,800              213,455               0.0%
#   KOMAIHALTEC, Inc.                                                               12,000               29,126               0.0%
    Komatsu Seiren Co., Ltd.                                                         3,000               15,033               0.0%
    Komatsu, Ltd.                                                                   14,100              332,892               0.0%
    Komeri Co., Ltd.                                                                14,500              325,953               0.0%
    Konaka Co., Ltd.                                                                 8,700               49,550               0.0%
#   Konami Corp.                                                                     8,300              166,649               0.0%
    Konami Corp. ADR                                                                   200                4,026               0.0%
    Kondotec, Inc.                                                                   3,100               19,951               0.0%
    Konica Minolta, Inc.                                                            62,700              700,593               0.1%
    Konishi Co., Ltd.                                                                8,000              138,077               0.0%
#   Kose Corp.                                                                       5,900              241,117               0.0%
#   Kosei Securities Co., Ltd. (The)                                                10,000               21,017               0.0%
    Koshidaka Holdings Co., Ltd.                                                     3,000               51,228               0.0%
#   Kotobuki Spirits Co., Ltd.                                                       1,200               23,872               0.0%
    Krosaki Harima Corp.                                                            35,000               75,479               0.0%
    KRS Corp.                                                                        1,700               19,655               0.0%
#   KU Holdings Co., Ltd.                                                              800                4,285               0.0%
    Kubota Corp.                                                                    21,000              334,278               0.0%
*   Kumagai Gumi Co., Ltd.                                                          31,000              112,159               0.0%
    Kumiai Chemical Industry Co., Ltd.                                              18,000              110,704               0.0%
    Kura Corp.                                                                       4,200              113,869               0.0%
    Kurabo Industries, Ltd.                                                         83,000              138,007               0.0%
    Kuraray Co., Ltd.                                                               13,300              154,480               0.0%
#   Kureha Corp.                                                                    66,000              327,336               0.0%
    Kurimoto, Ltd.                                                                  43,000               88,052               0.0%
    Kurita Water Industries, Ltd.                                                   14,700              317,216               0.0%
#   Kuroda Electric Co., Ltd.                                                       13,300              187,008               0.0%
    Kusuri No Aoki Co., Ltd.                                                         1,900               93,258               0.0%
    KYB Co., Ltd.                                                                  100,000              430,600               0.1%
    Kyocera Corp.                                                                   12,000              553,097               0.1%
    Kyocera Corp. Sponsored ADR                                                      2,504              116,161               0.0%
    Kyodo Printing Co., Ltd.                                                        35,000              124,192               0.0%
#   Kyoei Steel, Ltd.                                                                8,900              148,134               0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                                                12,500              177,731               0.0%
    Kyokuto Securities Co., Ltd.                                                     9,600              162,253               0.0%
    Kyokuyo Co., Ltd.                                                               31,000               72,522               0.0%
    KYORIN Holdings, Inc.                                                           14,700              309,696               0.0%
#   Kyoritsu Maintenance Co., Ltd.                                                   3,600              144,875               0.0%
    Kyoritsu Printing Co., Ltd.                                                      3,700                9,745               0.0%
    Kyosan Electric Manufacturing Co., Ltd.                                         20,000               64,077               0.0%
    Kyoto Kimono Yuzen Co., Ltd.                                                     2,100               18,923               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Kyowa Electronics Instruments Co., Ltd.                                          3,000    $          12,499               0.0%
    Kyowa Exeo Corp.                                                                26,500              324,498               0.0%
    Kyowa Hakko Kirin Co., Ltd.                                                     13,000              151,623               0.0%
    Kyudenko Corp.                                                                  18,000              202,406               0.0%
    LAC Co., Ltd.                                                                    3,300               25,874               0.0%
#   Land Business Co., Ltd.                                                          1,900                7,076               0.0%
    Lasertec Corp.                                                                   6,000               75,070               0.0%
    Lawson, Inc.                                                                     2,300              156,026               0.0%
    LEC, Inc.                                                                        1,400               14,463               0.0%
*   Leopalace21 Corp.                                                               59,900              375,181               0.1%
#   Life Corp.                                                                       3,600               57,743               0.0%
    Lintec Corp.                                                                    19,500              407,131               0.1%
    Lion Corp.                                                                      30,000              169,496               0.0%
#*  Livesense, Inc.                                                                  2,000               14,972               0.0%
    LIXIL Group Corp.                                                               14,200              311,411               0.0%
    Look, Inc.                                                                      15,000               31,878               0.0%
    M3, Inc.                                                                         6,800              113,482               0.0%
#   Macnica, Inc.                                                                    4,700              136,227               0.0%
#   Maeda Corp.                                                                     50,000              442,062               0.1%
#   Maeda Kosen Co., Ltd.                                                            4,300               52,312               0.0%
    Maeda Road Construction Co., Ltd.                                               20,000              308,289               0.0%
    Maezawa Kyuso Industries Co., Ltd.                                               1,300               15,848               0.0%
#   Makino Milling Machine Co., Ltd.                                                59,000              402,198               0.1%
    Makita Corp.                                                                       900               50,399               0.0%
    Makita Corp. Sponsored ADR                                                       1,988              110,533               0.0%
#   Mamiya-Op Co., Ltd.                                                             27,000               48,931               0.0%
    Mandom Corp.                                                                     3,600              120,769               0.0%
    Mani, Inc.                                                                         700               44,739               0.0%
    Mars Engineering Corp.                                                           5,000               90,833               0.0%
    Marubeni Corp.                                                                  74,300              477,708               0.1%
    Marubun Corp.                                                                    4,600               29,462               0.0%
    Marudai Food Co., Ltd.                                                          53,000              196,295               0.0%
#*  Maruei Department Store Co., Ltd.                                               18,000               23,226               0.0%
    Maruetsu, Inc. (The)                                                            25,000              121,956               0.0%
    Marufuji Sheet Piling Co., Ltd.                                                  3,000               10,829               0.0%
    Maruha Nichiro Corp.                                                            10,800              156,413               0.0%
#   Marui Group Co., Ltd.                                                           68,600              579,754               0.1%
    Maruka Machinery Co., Ltd.                                                       1,900               22,777               0.0%
    Marusan Securities Co., Ltd.                                                    38,600              283,247               0.0%
    Maruwa Co., Ltd.                                                                 3,500              103,690               0.0%
    Maruyama Manufacturing Co., Inc.                                                28,000               62,804               0.0%
*   Maruzen CHI Holdings Co., Ltd.                                                     700                2,399               0.0%
#   Maruzen Showa Unyu Co., Ltd.                                                    16,000               51,023               0.0%
#   Marvelous, Inc.                                                                  4,500               52,477               0.0%
    Matsuda Sangyo Co., Ltd.                                                         6,100               67,524               0.0%
    Matsui Construction Co., Ltd.                                                    7,000               33,026               0.0%
#   Matsui Securities Co., Ltd.                                                      4,400               42,218               0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                                             11,100              322,811               0.0%
    Matsuya Foods Co., Ltd.                                                          2,100               40,319               0.0%
    Max Co., Ltd.                                                                   11,000              123,744               0.0%
    Maxvalu Tokai Co., Ltd.                                                          1,500               21,457               0.0%
    Mazda Motor Corp.                                                                8,300              196,102               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    McDonald's Holdings Co. Japan, Ltd.                                              2,100    $          51,256               0.0%
    MEC Co., Ltd.                                                                    6,600               67,370               0.0%
    Medipal Holdings Corp.                                                          28,100              311,465               0.0%
    Megachips Corp.                                                                  9,800              127,438               0.0%
    Megmilk Snow Brand Co., Ltd.                                                    22,500              298,532               0.0%
    Meidensha Corp.                                                                 51,000              188,983               0.0%
    Meiji Holdings Co., Ltd.                                                         5,750              482,440               0.1%
#   Meiko Network Japan Co., Ltd.                                                    7,500               84,334               0.0%
    Meisei Industrial Co., Ltd.                                                     13,000               83,498               0.0%
    Meitec Corp.                                                                     5,200              163,066               0.0%
    Meito Sangyo Co., Ltd.                                                           1,100               11,168               0.0%
    Meiwa Corp.                                                                      9,600               35,721               0.0%
    Meiwa Estate Co., Ltd.                                                           2,000                9,464               0.0%
#   Melco Holdings, Inc.                                                             7,300              104,609               0.0%
    Message Co., Ltd.                                                                3,600              113,141               0.0%
#   Michinoku Bank, Ltd. (The)                                                      45,000               85,955               0.0%
#   Micronics Japan Co., Ltd.                                                        4,000              203,607               0.0%
    Mie Bank, Ltd. (The)                                                            26,000               60,639               0.0%
    Mikuni Corp.                                                                     5,000               19,036               0.0%
    Milbon Co., Ltd.                                                                 2,352               75,560               0.0%
    Mimasu Semiconductor Industry Co., Ltd.                                          4,200               37,786               0.0%
    Minato Bank, Ltd. (The)                                                         75,000              147,877               0.0%
    Minebea Co., Ltd.                                                               49,000              671,419               0.1%
#   Ministop Co., Ltd.                                                               7,800              111,052               0.0%
    Miraca Holdings, Inc.                                                            5,500              230,887               0.0%
    Mirait Holdings Corp.                                                           32,810              367,270               0.1%
    Miroku Jyoho Service Co., Ltd.                                                   1,500                8,301               0.0%
    Misawa Homes Co., Ltd.                                                          14,100              129,252               0.0%
    MISUMI Group, Inc.                                                               5,300              167,236               0.0%
    Mitani Corp.                                                                     3,800               96,392               0.0%
    Mito Securities Co., Ltd.                                                       26,000               97,755               0.0%
    Mitsuba Corp.                                                                   10,900              173,489               0.0%
    Mitsubishi Chemical Holdings Corp.                                             404,700            1,993,506               0.2%
    Mitsubishi Corp.                                                                62,900            1,233,365               0.1%
    Mitsubishi Electric Corp.                                                       33,000              425,495               0.1%
    Mitsubishi Gas Chemical Co., Inc.                                               72,789              435,510               0.1%
    Mitsubishi Heavy Industries, Ltd.                                              104,000              648,756               0.1%
#*  Mitsubishi Kakoki Kaisha, Ltd.                                                  13,000               48,217               0.0%
    Mitsubishi Logistics Corp.                                                      28,000              426,481               0.1%
    Mitsubishi Materials Corp.                                                     323,800            1,013,465               0.1%
    Mitsubishi Motors Corp.                                                         24,400              251,056               0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.                                            7,000               51,484               0.0%
*   Mitsubishi Paper Mills, Ltd.                                                   154,000              119,108               0.0%
#   Mitsubishi Pencil Co., Ltd.                                                      4,125              132,996               0.0%
    Mitsubishi Research Institute, Inc.                                              1,200               27,265               0.0%
    Mitsubishi Shokuhin Co., Ltd.                                                    5,700              128,397               0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                                        83,000              183,451               0.0%
    Mitsubishi Tanabe Pharma Corp.                                                  12,800              194,652               0.0%
    Mitsubishi UFJ Financial Group, Inc.                                           740,600            4,317,115               0.4%
    Mitsubishi UFJ Financial Group, Inc. ADR                                        16,850               99,078               0.0%
    Mitsuboshi Belting Co., Ltd.                                                    22,000              157,581               0.0%
    Mitsui & Co., Ltd.                                                              68,300            1,031,266               0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Mitsui & Co., Ltd. Sponsored ADR                                                   471    $         143,796               0.0%
*   Mitsui Chemicals, Inc.                                                         238,000              689,414               0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                                    396,000              860,891               0.1%
    Mitsui Fudosan Co., Ltd.                                                        10,000              321,664               0.0%
    Mitsui High-Tec, Inc.                                                           13,700               82,109               0.0%
    Mitsui Home Co., Ltd.                                                            6,000               26,286               0.0%
#   Mitsui Matsushima Co., Ltd.                                                     94,000              114,057               0.0%
    Mitsui Mining & Smelting Co., Ltd.                                             321,000              851,477               0.1%
#   Mitsui OSK Lines, Ltd.                                                         181,000              571,843               0.1%
    Mitsui Sugar Co., Ltd.                                                          36,000              124,874               0.0%
    Mitsui-Soko Co., Ltd.                                                           50,000              190,089               0.0%
    Mitsuuroko Group Holdings Co., Ltd.                                             11,300               55,200               0.0%
    Miura Co., Ltd.                                                                 23,700              277,362               0.0%
#   Miyaji Engineering Group, Inc.                                                  23,000               44,863               0.0%
    Miyazaki Bank, Ltd. (The)                                                       63,000              189,914               0.0%
    Miyoshi Oil & Fat Co., Ltd.                                                     20,000               24,849               0.0%
    Mizuho Financial Group, Inc.                                                 1,369,660            2,495,953               0.2%
#   Mizuno Corp.                                                                    33,000              165,336               0.0%
    Mochida Pharmaceutical Co., Ltd.                                                 2,200              137,573               0.0%
#   Monex Group, Inc.                                                               86,000              219,499               0.0%
#   Money Partners Group Co., Ltd.                                                   4,900               18,499               0.0%
    Monogatari Corp. (The)                                                           1,000               32,331               0.0%
#   MonotaRO Co., Ltd.                                                               6,500              171,742               0.0%
    Morinaga & Co., Ltd.                                                            66,000              141,525               0.0%
    Morinaga Milk Industry Co., Ltd.                                                98,000              327,673               0.0%
    Morita Holdings Corp.                                                           13,000              126,650               0.0%
    Mory Industries, Inc.                                                            7,000               26,821               0.0%
    MOS Food Services, Inc.                                                            700               13,659               0.0%
#   Moshi Moshi Hotline, Inc.                                                       10,900              108,780               0.0%
    Mr Max Corp.                                                                     8,900               24,691               0.0%
    MS&AD Insurance Group Holdings, Inc.                                            23,282              503,281               0.1%
    MTI, Ltd.                                                                        5,400               53,058               0.0%
    Murakami Corp.                                                                   2,000               26,350               0.0%
#   Murata Manufacturing Co., Ltd.                                                   2,100              235,957               0.0%
#   Musashi Seimitsu Industry Co., Ltd.                                              9,200              180,613               0.0%
    Musashino Bank, Ltd. (The)                                                       9,700              328,667               0.0%
#   Mutoh Holdings Co., Ltd.                                                        15,000               71,866               0.0%
    Nabtesco Corp.                                                                   4,700              113,742               0.0%
#   NAC Co., Ltd.                                                                    2,800               31,087               0.0%
    Nachi-Fujikoshi Corp.                                                           43,000              267,214               0.0%
    Nagaileben Co., Ltd.                                                             1,800               34,598               0.0%
    Nagano Bank, Ltd. (The)                                                         20,000               33,958               0.0%
    Nagase & Co., Ltd.                                                              34,000              440,394               0.1%
    Nagatanien Co., Ltd.                                                             3,000               29,309               0.0%
    Nagoya Railroad Co., Ltd.                                                       39,000              166,761               0.0%
    Nakabayashi Co., Ltd.                                                            9,000               16,729               0.0%
    Nakamuraya Co., Ltd.                                                            10,083               39,078               0.0%
    Nakanishi, Inc.                                                                  2,000               68,400               0.0%
*   Nakayama Steel Works, Ltd.                                                      50,000               36,086               0.0%
    Nakayamafuku Co., Ltd.                                                             600                4,383               0.0%
#   Nankai Electric Railway Co., Ltd.                                               23,000              108,831               0.0%
    Nanto Bank, Ltd. (The)                                                          72,000              289,045               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Natori Co., Ltd.                                                                   700    $           7,190               0.0%
    NDS Co., Ltd.                                                                   10,000               28,061               0.0%
    NEC Capital Solutions, Ltd.                                                      1,400               26,489               0.0%
    NEC Corp.                                                                      340,000            1,202,368               0.1%
    NEC Networks & System Integration Corp.                                          9,200              199,894               0.0%
#   NET One Systems Co., Ltd.                                                       42,800              249,475               0.0%
    Neturen Co., Ltd.                                                               12,700               90,859               0.0%
#*  New Japan Chemical Co., Ltd.                                                     6,900               14,257               0.0%
    Nexon Co., Ltd.                                                                  8,500               74,904               0.0%
    Next Co., Ltd.                                                                   5,400               30,696               0.0%
    NGK Insulators, Ltd.                                                             7,000              150,766               0.0%
    NGK Spark Plug Co., Ltd.                                                         8,000              208,644               0.0%
    NH Foods, Ltd.                                                                  21,000              484,253               0.1%
    NHK Spring Co., Ltd.                                                            39,000              356,941               0.0%
    Nice Holdings, Inc.                                                             15,000               28,558               0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                                              14,550              240,513               0.0%
    Nichia Steel Works, Ltd.                                                         2,000                6,057               0.0%
#   Nichias Corp.                                                                   29,000              176,220               0.0%
    Nichiban Co., Ltd.                                                               9,000               31,452               0.0%
#   Nichicon Corp.                                                                  14,100               95,080               0.0%
    Nichiden Corp.                                                                     200                4,261               0.0%
    Nichiha Corp.                                                                   13,400              114,811               0.0%
#   Nichii Gakkan Co.                                                               18,500              143,554               0.0%
    Nichimo Co., Ltd.                                                               13,000               21,857               0.0%
    Nichirei Corp.                                                                  93,000              395,821               0.1%
    Nichireki Co., Ltd.                                                             13,000              103,093               0.0%
#   Nidec Corp.                                                                      4,719              311,770               0.0%
    Nifco, Inc.                                                                     10,700              339,047               0.0%
    NIFTY Corp.                                                                      3,400               40,910               0.0%
#   Nihon Chouzai Co., Ltd.                                                            720               19,106               0.0%
    Nihon Dempa Kogyo Co., Ltd.                                                     10,300               81,405               0.0%
    Nihon Eslead Corp.                                                               6,000               54,914               0.0%
    Nihon Kohden Corp.                                                               3,900              199,395               0.0%
    Nihon M&A Center, Inc.                                                           6,400              183,931               0.0%
    Nihon Nohyaku Co., Ltd.                                                         12,000              122,135               0.0%
    Nihon Parkerizing Co., Ltd.                                                     10,000              238,697               0.0%
#   Nihon Trim Co., Ltd.                                                             1,900               42,633               0.0%
    Nihon Unisys, Ltd.                                                              22,000              195,031               0.0%
    Nihon Yamamura Glass Co., Ltd.                                                  49,000               74,109               0.0%
    Nikkiso Co., Ltd.                                                               18,400              190,311               0.0%
    Nikko Co., Ltd.                                                                 12,000               45,828               0.0%
#   Nikon Corp.                                                                     15,300              209,635               0.0%
    Nippo Corp.                                                                     22,000              402,131               0.1%
    Nippon Air Conditioning Services Co., Ltd.                                       2,700               18,206               0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                                       46,000               77,376               0.0%
#   Nippon Carbide Industries Co., Inc.                                             28,000               57,539               0.0%
    Nippon Carbon Co., Ltd.                                                         50,000               83,955               0.0%
*   Nippon Chemi-Con Corp.                                                          81,000              241,650               0.0%
#*  Nippon Chemical Industrial Co., Ltd.                                            45,000               66,311               0.0%
    Nippon Chemiphar Co., Ltd.                                                      11,000               57,395               0.0%
#   Nippon Chutetsukan K.K.                                                         12,000               26,459               0.0%
    Nippon Coke & Engineering Co., Ltd.                                             81,500               81,316               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
#   Nippon Concrete Industries Co., Ltd.                                            19,000    $         113,628               0.0%
    Nippon Denko Co., Ltd.                                                          56,265              141,323               0.0%
    Nippon Densetsu Kogyo Co., Ltd.                                                 17,600              248,589               0.0%
    Nippon Electric Glass Co., Ltd.                                                122,000              567,305               0.1%
    Nippon Express Co., Ltd.                                                       108,000              475,088               0.1%
    Nippon Filcon Co., Ltd.                                                          1,800                8,251               0.0%
    Nippon Fine Chemical Co., Ltd.                                                   4,800               36,977               0.0%
    Nippon Flour Mills Co., Ltd.                                                    62,000              311,198               0.0%
    Nippon Gas Co., Ltd.                                                             6,400              158,364               0.0%
    Nippon Hume Corp.                                                               10,000               79,883               0.0%
    Nippon Jogesuido Sekkei Co., Ltd.                                                1,400               17,645               0.0%
    Nippon Kanzai Co., Ltd.                                                            500               13,044               0.0%
    Nippon Kasei Chemical Co., Ltd.                                                  8,000               10,271               0.0%
    Nippon Kayaku Co., Ltd.                                                         29,000              381,322               0.1%
#*  Nippon Kinzoku Co., Ltd.                                                        16,000               22,210               0.0%
#   Nippon Kodoshi Corp.                                                             1,500               16,624               0.0%
    Nippon Koei Co., Ltd.                                                           32,000              135,292               0.0%
    Nippon Konpo Unyu Soko Co., Ltd.                                                18,500              306,096               0.0%
#*  Nippon Koshuha Steel Co., Ltd.                                                  66,000               67,563               0.0%
    Nippon Light Metal Holdings Co., Ltd.                                          274,600              405,556               0.1%
#   Nippon Paint Holdings Co., Ltd.                                                 11,000              249,781               0.0%
    Nippon Paper Industries Co., Ltd.                                               39,824              586,093               0.1%
#   Nippon Parking Development Co., Ltd.                                            38,200               41,770               0.0%
    Nippon Pillar Packing Co., Ltd.                                                  8,000               63,535               0.0%
    Nippon Piston Ring Co., Ltd.                                                    51,000              109,003               0.0%
    Nippon Road Co., Ltd. (The)                                                     35,000              194,591               0.0%
    Nippon Seisen Co., Ltd.                                                          6,000               38,662               0.0%
#   Nippon Sharyo, Ltd.                                                             27,000               83,454               0.0%
*   Nippon Sheet Glass Co., Ltd.                                                   481,000              461,127               0.1%
    Nippon Shinyaku Co., Ltd.                                                        7,000              201,477               0.0%
    Nippon Shokubai Co., Ltd.                                                       32,000              383,569               0.1%
    Nippon Signal Co., Ltd. (The)                                                   23,000              224,200               0.0%
    Nippon Soda Co., Ltd.                                                           52,000              296,113               0.0%
    Nippon Steel & Sumikin Bussan Corp.                                             41,000              149,196               0.0%
    Nippon Steel & Sumikin Texeng Co., Ltd.                                         18,000               93,902               0.0%
    Nippon Steel & Sumitomo Metal Corp.                                            488,562            1,289,239               0.1%
*   Nippon Suisan Kaisha, Ltd.                                                     100,600              297,383               0.0%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)                              22,000              134,324               0.0%
    Nippon Thompson Co., Ltd.                                                       35,000              146,692               0.0%
    Nippon Valqua Industries, Ltd.                                                  21,000               57,297               0.0%
#*  Nippon Yakin Kogyo Co., Ltd.                                                    33,500               86,517               0.0%
#   Nippon Yusen K.K.                                                              283,217              734,257               0.1%
#   Nipro Corp.                                                                     48,200              397,120               0.1%
    Nishi-Nippon City Bank, Ltd. (The)                                             212,000              581,138               0.1%
    Nishi-Nippon Railroad Co., Ltd.                                                 29,000              115,551               0.0%
    Nishikawa Rubber Co., Ltd.                                                       1,400               24,183               0.0%
    Nishimatsu Construction Co., Ltd.                                               30,000              145,661               0.0%
    Nishimatsuya Chain Co., Ltd.                                                    21,000              189,836               0.0%
    Nishio Rent All Co., Ltd.                                                        3,900              141,059               0.0%
    Nissan Chemical Industries, Ltd.                                                10,400              192,825               0.0%
    Nissan Motor Co., Ltd.                                                         107,200              977,846               0.1%
    Nissan Shatai Co., Ltd.                                                         16,000              220,170               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Nissan Tokyo Sales Holdings Co., Ltd.                                            5,000    $          12,622               0.0%
    Nissei ASB Machine Co., Ltd.                                                     2,500               50,761               0.0%
#   Nissei Build Kogyo Co., Ltd.                                                    22,000               57,145               0.0%
    Nissei Plastic Industrial Co., Ltd.                                              2,700               21,557               0.0%
*   Nissen Holdings Co., Ltd.                                                        3,500               11,174               0.0%
    Nissha Printing Co., Ltd.                                                       10,500              169,295               0.0%
#   Nisshin Oillio Group, Ltd. (The)                                                27,000               96,763               0.0%
    Nisshin Seifun Group, Inc.                                                      58,465              591,199               0.1%
#   Nisshin Steel Co., Ltd.                                                         22,740              212,324               0.0%
    Nisshinbo Holdings, Inc.                                                        53,000              437,698               0.1%
    Nissin Corp.                                                                    22,000               55,157               0.0%
    Nissin Electric Co., Ltd.                                                       21,000              113,639               0.0%
    Nissin Foods Holdings Co., Ltd.                                                  2,200              115,951               0.0%
    Nissin Kogyo Co., Ltd.                                                          14,900              230,285               0.0%
    Nissin Sugar Co., Ltd.                                                             700               14,618               0.0%
    Nissui Pharmaceutical Co., Ltd.                                                  3,400               38,432               0.0%
    Nitori Holdings Co., Ltd.                                                        1,700              107,738               0.0%
    Nitta Corp.                                                                      7,800              175,379               0.0%
    Nitta Gelatin, Inc.                                                              1,900               14,428               0.0%
    Nittan Valve Co., Ltd.                                                           4,200               11,955               0.0%
    Nittetsu Mining Co., Ltd.                                                       28,000              106,148               0.0%
    Nitto Boseki Co., Ltd.                                                          54,000              192,424               0.0%
    Nitto Denko Corp.                                                                7,800              421,855               0.1%
    Nitto Kogyo Corp.                                                                8,300              145,108               0.0%
    Nitto Kohki Co., Ltd.                                                            4,200               78,850               0.0%
    Nitto Seiko Co., Ltd.                                                           10,000               33,525               0.0%
    Nittoc Construction Co., Ltd.                                                   12,200               61,403               0.0%
#   Nittoku Engineering Co., Ltd.                                                    4,300               41,851               0.0%
    NOF Corp.                                                                       45,000              298,225               0.0%
    Nohmi Bosai, Ltd.                                                                8,000              114,251               0.0%
    NOK Corp.                                                                       26,600              673,896               0.1%
    Nomura Co., Ltd.                                                                 9,000               86,260               0.0%
    Nomura Holdings, Inc.                                                          167,600            1,046,894               0.1%
    Nomura Holdings, Inc. ADR                                                        7,820               49,657               0.0%
    Nomura Real Estate Holdings, Inc.                                               28,900              510,775               0.1%
    Nomura Research Institute, Ltd.                                                  6,400              211,096               0.0%
    Noritake Co., Ltd.                                                              47,000              108,066               0.0%
    Noritz Corp.                                                                     9,600              177,481               0.0%
    North Pacific Bank, Ltd.                                                       162,100              668,256               0.1%
    NS Solutions Corp.                                                               4,900              150,842               0.0%
#   NS United Kaiun Kaisha, Ltd.                                                    57,000              142,259               0.0%
#   NSD Co., Ltd.                                                                   12,400              182,873               0.0%
    NSK, Ltd.                                                                       18,000              235,766               0.0%
    NTN Corp.                                                                      209,000              903,668               0.1%
    NTT Data Corp.                                                                   8,200              320,549               0.0%
    NTT DOCOMO, Inc.                                                                58,872              992,928               0.1%
    NTT DOCOMO, Inc. Sponsored ADR                                                   3,100               52,297               0.0%
    NTT Urban Development Corp.                                                      8,000               90,544               0.0%
#   Nuflare Technology, Inc.                                                           400               18,278               0.0%
    Obara Group, Inc.                                                                3,300              120,211               0.0%
    Obayashi Corp.                                                                  33,000              226,468               0.0%
    Obayashi Road Corp.                                                             17,000              121,497               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    OBIC Business Consultants, Ltd.                                                    400    $          12,099               0.0%
    Obic Co., Ltd.                                                                   4,000              142,796               0.0%
    Odelic Co., Ltd.                                                                 1,100               27,167               0.0%
    Oenon Holdings, Inc.                                                            18,000               37,587               0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                                                123,000              342,206               0.0%
*   Ohara, Inc.                                                                      1,500                7,769               0.0%
    Ohashi Technica, Inc.                                                            2,200               25,210               0.0%
#   Ohsho Food Service Corp.                                                         2,300               83,079               0.0%
    OIE Sangyo Co., Ltd.                                                             1,187                8,914               0.0%
    Oiles Corp.                                                                      5,616              110,231               0.0%
    Oita Bank, Ltd. (The)                                                           52,000              194,852               0.0%
    Oji Holdings Corp.                                                             235,000              849,652               0.1%
    Okabe Co., Ltd.                                                                 14,500              136,311               0.0%
    Okamoto Industries, Inc.                                                        26,000              103,287               0.0%
    Okamura Corp.                                                                   27,000              197,017               0.0%
    Oki Electric Industry Co., Ltd.                                                182,000              422,870               0.1%
    Okinawa Cellular Telephone Co.                                                   2,700               73,031               0.0%
    Okinawa Electric Power Co., Inc. (The)                                           3,700              112,838               0.0%
#   OKK Corp.                                                                       41,000               57,744               0.0%
    OKUMA Corp.                                                                     41,000              294,384               0.0%
    Okumura Corp.                                                                   41,000              232,763               0.0%
    Okura Industrial Co., Ltd.                                                      15,000               51,192               0.0%
    Okuwa Co., Ltd.                                                                  5,000               41,513               0.0%
    Olympic Group Corp.                                                              2,300               21,100               0.0%
*   Olympus Corp.                                                                    8,500              305,193               0.0%
    Omron Corp.                                                                      6,700              317,142               0.0%
    ONO Sokki Co., Ltd.                                                              4,000               34,292               0.0%
    Onoken Co., Ltd.                                                                 7,400               76,126               0.0%
#   Onward Holdings Co., Ltd.                                                       57,000              350,253               0.0%
#   OPT, Inc.                                                                        5,500               37,627               0.0%
    Optex Co., Ltd.                                                                  4,600               80,839               0.0%
    Oracle Corp. Japan                                                               1,000               38,713               0.0%
    Organo Corp.                                                                    22,000               94,412               0.0%
    Origin Electric Co., Ltd.                                                        7,000               26,510               0.0%
    Osaka Organic Chemical Industry, Ltd.                                            2,300                9,952               0.0%
    Osaka Steel Co., Ltd.                                                            4,800               86,142               0.0%
#   OSAKA Titanium Technologies Co., Ltd.                                            3,500               68,065               0.0%
#   Osaki Electric Co., Ltd.                                                        14,000               84,948               0.0%
    OSG Corp.                                                                       12,400              202,197               0.0%
    Otsuka Corp.                                                                     1,500               55,775               0.0%
    Otsuka Holdings Co., Ltd.                                                       10,000              350,780               0.0%
    OUG Holdings, Inc.                                                              15,000               31,327               0.0%
#   Outsourcing, Inc.                                                                4,200               60,374               0.0%
    Pacific Industrial Co., Ltd.                                                    18,500              140,184               0.0%
#*  Pacific Metals Co., Ltd.                                                        51,000              161,344               0.0%
    Pack Corp. (The)                                                                 4,300               88,823               0.0%
    Pal Co., Ltd.                                                                    5,000              150,371               0.0%
    Paltac Corp.                                                                     8,350              101,748               0.0%
#   PanaHome Corp.                                                                  41,000              274,377               0.0%
    Panasonic Corp.                                                                 19,899              239,410               0.0%
    Panasonic Corp. Sponsored ADR                                                   27,580              334,821               0.0%
    Panasonic Industrial Devices SUNX Co., Ltd.                                      9,300               50,042               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Paramount Bed Holdings Co., Ltd.                                                 5,200    $         147,900               0.0%
    Parco Co., Ltd.                                                                  8,606               70,038               0.0%
    Paris Miki Holdings, Inc.                                                        7,500               33,338               0.0%
    Park24 Co., Ltd.                                                                 6,800              102,896               0.0%
#   Pasco Corp.                                                                      6,000               18,760               0.0%
#   Pasona Group, Inc.                                                               9,400               46,283               0.0%
#   Penta-Ocean Construction Co., Ltd.                                             104,500              341,537               0.0%
    Pigeon Corp.                                                                     2,800              174,545               0.0%
    Pilot Corp.                                                                      2,400              134,751               0.0%
    Piolax, Inc.                                                                     4,900              216,793               0.0%
#*  Pioneer Corp.                                                                  154,600              405,611               0.1%
    Plenus Co., Ltd.                                                                 6,000              107,923               0.0%
#   Pola Orbis Holdings, Inc.                                                        2,700              110,883               0.0%
#   Press Kogyo Co., Ltd.                                                           57,000              227,699               0.0%
    Pressance Corp.                                                                  4,600              129,277               0.0%
#   Prestige International, Inc.                                                     4,800               41,500               0.0%
    Prima Meat Packers, Ltd.                                                        77,000              181,472               0.0%
    Pronexus, Inc.                                                                   6,000               39,533               0.0%
    Proto Corp.                                                                      3,200               44,054               0.0%
#   PS Mitsubishi Construction Co., Ltd.                                            12,500               54,440               0.0%
    Psc, Inc.                                                                          800               41,762               0.0%
#   Qol Co., Ltd.                                                                    6,300               38,223               0.0%
#   Raito Kogyo Co., Ltd.                                                           22,900              223,948               0.0%
#*  Rasa Industries, Ltd.                                                            9,000               10,977               0.0%
*   Raysum Co., Ltd.                                                                 1,400               13,439               0.0%
    Relo Holdings, Inc.                                                              2,500              176,882               0.0%
    Renaissance, Inc.                                                                1,200               10,463               0.0%
    Rengo Co., Ltd.                                                                114,000              501,834               0.1%
#*  Renown, Inc.                                                                    44,300               44,536               0.0%
    Resona Holdings, Inc.                                                          102,900              588,566               0.1%
    Resorttrust, Inc.                                                               17,500              421,903               0.1%
    Rhythm Watch Co., Ltd.                                                           9,000               12,566               0.0%
    Riberesute Corp.                                                                 1,700               10,302               0.0%
    Ricoh Co., Ltd.                                                                118,900            1,227,922               0.1%
    Ricoh Leasing Co., Ltd.                                                          9,200              256,681               0.0%
#   Right On Co., Ltd.                                                              10,300               67,183               0.0%
    Riken Corp.                                                                     43,000              168,619               0.0%
    Riken Technos Corp.                                                             16,000               70,653               0.0%
    Riken Vitamin Co., Ltd.                                                          2,400               55,405               0.0%
    Ringer Hut Co., Ltd.                                                             3,300               50,979               0.0%
    Rinnai Corp.                                                                       700               62,179               0.0%
#   Rion Co., Ltd.                                                                   3,200               41,937               0.0%
    Riso Kagaku Corp.                                                                6,300              190,508               0.0%
#*  Riso Kyoiku Co., Ltd.                                                            5,400               11,155               0.0%
#   Rock Field Co., Ltd.                                                             3,000               51,096               0.0%
    Rohm Co., Ltd.                                                                     300               18,261               0.0%
    Rohto Pharmaceutical Co., Ltd.                                                  17,000              246,597               0.0%
#   Rokko Butter Co., Ltd.                                                           2,800               30,528               0.0%
    Roland DG Corp.                                                                  1,700               71,757               0.0%
    Round One Corp.                                                                 39,300              237,095               0.0%
    Royal Holdings Co., Ltd.                                                         6,300              100,592               0.0%
    Ryobi, Ltd.                                                                     74,000              201,975               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Ryoden Trading Co., Ltd.                                                        12,000    $          86,314               0.0%
    Ryohin Keikaku Co., Ltd.                                                         1,800              243,056               0.0%
    Ryosan Co., Ltd.                                                                16,100              340,309               0.0%
#   S Foods, Inc.                                                                    4,000               83,622               0.0%
    S&B Foods, Inc.                                                                    200                7,190               0.0%
    Sac's Bar Holdings, Inc.                                                         2,250               32,429               0.0%
    Saibu Gas Co., Ltd.                                                             32,000               77,946               0.0%
    Saizeriya Co., Ltd.                                                             10,300              152,421               0.0%
    Sakai Chemical Industry Co., Ltd.                                               43,000              129,543               0.0%
    Sakai Heavy Industries, Ltd.                                                    18,000               46,464               0.0%
#   Sakai Moving Service Co., Ltd.                                                   1,700               54,249               0.0%
#   Sakai Ovex Co., Ltd.                                                            45,000               65,053               0.0%
    Sakata INX Corp.                                                                16,000              163,727               0.0%
    Sakata Seed Corp.                                                               15,000              222,460               0.0%
    Sala Corp.                                                                       6,500               35,765               0.0%
#   SAMTY Co., Ltd.                                                                  6,400               42,755               0.0%
    San-A Co., Ltd.                                                                  5,400              182,028               0.0%
    San-Ai Oil Co., Ltd.                                                            25,000              173,052               0.0%
    San-In Godo Bank, Ltd. (The)                                                    68,000              523,922               0.1%
#   Sanden Corp.                                                                    39,000              224,922               0.0%
    Sanei Architecture Planning Co., Ltd.                                            5,400               43,826               0.0%
    Sangetsu Co., Ltd.                                                              11,900              301,351               0.0%
#*  Sanix, Inc.                                                                      7,200               33,083               0.0%
    Sanken Electric Co., Ltd.                                                       42,000              329,868               0.0%
    Sanki Engineering Co., Ltd.                                                     13,000               90,826               0.0%
#   Sanko Marketing Foods Co., Ltd.                                                  3,300               26,941               0.0%
    Sanko Metal Industrial Co., Ltd.                                                 4,000                9,159               0.0%
    Sankyo Co., Ltd.                                                                 5,600              203,790               0.0%
    Sankyo Seiko Co., Ltd.                                                           4,300               15,984               0.0%
    Sankyo Tateyama, Inc.                                                           12,400              222,284               0.0%
    Sankyu, Inc.                                                                   106,000              490,066               0.1%
    Sanoh Industrial Co., Ltd.                                                       8,500               55,302               0.0%
#   Sanrio Co., Ltd.                                                                 3,600              104,085               0.0%
    Sanshin Electronics Co., Ltd.                                                   14,000               99,144               0.0%
    Santen Pharmaceutical Co., Ltd.                                                  1,700              101,467               0.0%
    Sanwa Holdings Corp.                                                            53,000              367,503               0.1%
    Sanyo Chemical Industries, Ltd.                                                 27,000              168,351               0.0%
    Sanyo Denki Co., Ltd.                                                           16,000              114,421               0.0%
    Sanyo Electric Railway Co., Ltd.                                                10,000               41,305               0.0%
    Sanyo Shokai, Ltd.                                                              51,372              124,803               0.0%
    Sanyo Special Steel Co., Ltd.                                                   58,000              199,062               0.0%
    Sapporo Holdings, Ltd.                                                         146,000              631,861               0.1%
    Sata Construction Co., Ltd.                                                     17,000               22,498               0.0%
    Sato Holdings Corp.                                                              7,900              208,074               0.0%
    Sato Shoji Corp.                                                                 4,500               29,268               0.0%
    Satori Electric Co., Ltd.                                                        2,800               18,187               0.0%
#   Sawada Holdings Co., Ltd.                                                       11,700               83,549               0.0%
    Sawai Pharmaceutical Co., Ltd.                                                   2,700              160,858               0.0%
    Saxa Holdings, Inc.                                                             10,000               14,175               0.0%
    SBI Holdings, Inc.                                                              66,850              770,883               0.1%
    SBS Holdings, Inc.                                                               8,400               73,133               0.0%
    SCREEN Holdings Co., Ltd.                                                       29,000              158,064               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Scroll Corp.                                                                     5,100    $          11,688               0.0%
    SCSK Corp.                                                                       1,655               44,492               0.0%
    Secom Co., Ltd.                                                                  3,400              209,525               0.0%
    Secom Joshinetsu Co., Ltd.                                                         200                5,139               0.0%
    Sega Sammy Holdings, Inc.                                                        9,700              154,089               0.0%
    Seibu Electric Industry Co., Ltd.                                                2,000                8,668               0.0%
    Seika Corp.                                                                     18,000               42,970               0.0%
#   Seikitokyu Kogyo Co., Ltd.                                                      19,600              109,693               0.0%
    Seiko Epson Corp.                                                               18,150              842,246               0.1%
#   Seiko Holdings Corp.                                                            73,000              363,798               0.1%
    Seiko PMC Corp.                                                                    200                1,705               0.0%
    Seino Holdings Co., Ltd.                                                        46,000              360,677               0.0%
    Seiren Co., Ltd.                                                                19,200              167,665               0.0%
    Sekisui Chemical Co., Ltd.                                                      28,000              348,974               0.0%
    Sekisui House, Ltd.                                                             83,540            1,038,810               0.1%
    Sekisui Jushi Corp.                                                              8,900              121,290               0.0%
    Sekisui Plastics Co., Ltd.                                                      21,000               56,937               0.0%
    Senko Co., Ltd.                                                                 46,000              195,656               0.0%
#   Senshu Electric Co., Ltd.                                                        1,400               21,125               0.0%
    Senshu Ikeda Holdings, Inc.                                                     65,840              340,615               0.0%
#   Senshukai Co., Ltd.                                                              8,100               65,015               0.0%
    Seria Co., Ltd.                                                                  3,800              159,585               0.0%
    Seven & I Holdings Co., Ltd.                                                    13,200              515,540               0.1%
#   Seven Bank, Ltd.                                                                25,000              104,410               0.0%
#*  Sharp Corp.                                                                    179,000              450,804               0.1%
#   Shibaura Mechatronics Corp.                                                     20,000               64,163               0.0%
    Shibusawa Warehouse Co., Ltd. (The)                                             19,000               63,444               0.0%
#   Shibuya Kogyo Co., Ltd.                                                          4,400              109,763               0.0%
    Shidax Corp.                                                                     4,200               18,742               0.0%
    Shiga Bank, Ltd. (The)                                                          85,000              476,063               0.1%
    Shikibo, Ltd.                                                                   50,000               54,716               0.0%
    Shikoku Bank, Ltd. (The)                                                        60,000              127,341               0.0%
    Shikoku Chemicals Corp.                                                         16,000              110,901               0.0%
*   Shikoku Electric Power Co., Inc.                                                 6,800               93,315               0.0%
#   Shima Seiki Manufacturing, Ltd.                                                  9,600              154,660               0.0%
#   Shimachu Co., Ltd.                                                              16,200              417,089               0.1%
    Shimadzu Corp.                                                                  27,000              234,935               0.0%
    Shimamura Co., Ltd.                                                              1,700              149,520               0.0%
    Shimane Bank, Ltd. (The)                                                         1,300               15,981               0.0%
    Shimano, Inc.                                                                    2,500              331,513               0.0%
    Shimizu Bank, Ltd. (The)                                                         2,200               63,064               0.0%
    Shimizu Corp.                                                                   29,000              214,012               0.0%
    Shimojima Co., Ltd.                                                              1,600               14,781               0.0%
    Shin Nippon Air Technologies Co., Ltd.                                           4,000               32,571               0.0%
    Shin-Etsu Chemical Co., Ltd.                                                     8,900              571,279               0.1%
    Shin-Etsu Polymer Co., Ltd.                                                      6,600               30,882               0.0%
    Shin-Keisei Electric Railway Co., Ltd.                                           5,000               17,472               0.0%
    Shinagawa Refractories Co., Ltd.                                                20,000               49,239               0.0%
    Shindengen Electric Manufacturing Co., Ltd.                                     48,000              312,692               0.0%
    Shinko Electric Industries Co., Ltd.                                            37,300              216,597               0.0%
    Shinko Plantech Co., Ltd.                                                       17,200              131,491               0.0%
    Shinko Shoji Co., Ltd.                                                           8,000               75,851               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Shinmaywa Industries, Ltd.                                                      43,000    $         386,186               0.1%
    Shinnihon Corp.                                                                  9,500               33,346               0.0%
    Shinsei Bank, Ltd.                                                             255,000              573,080               0.1%
    Shinsho Corp.                                                                   20,000               49,613               0.0%
    Shionogi & Co., Ltd.                                                            17,100              447,366               0.1%
    Ship Healthcare Holdings, Inc.                                                   8,300              194,271               0.0%
    Shiroki Corp.                                                                   19,000               38,414               0.0%
#   Shiseido Co., Ltd.                                                              14,100              233,978               0.0%
    Shizuoka Bank, Ltd. (The)                                                       86,000              888,618               0.1%
    Shizuoka Gas Co., Ltd.                                                          24,000              157,250               0.0%
    Shobunsha Publications, Inc.                                                     1,800               12,741               0.0%
#   Shoei Foods Corp.                                                                2,300               17,958               0.0%
    Shofu, Inc.                                                                      2,400               27,439               0.0%
    Shoko Co., Ltd.                                                                 19,000               28,201               0.0%
    Showa Aircraft Industry Co., Ltd.                                                2,822               28,487               0.0%
    Showa Corp.                                                                     22,700              245,556               0.0%
    Showa Denko K.K.                                                               559,000              739,744               0.1%
    Showa Sangyo Co., Ltd.                                                          30,000              116,544               0.0%
#   Showa Shell Sekiyu K.K.                                                         48,600              417,003               0.1%
    Siix Corp.                                                                       6,800              118,089               0.0%
    Sinanen Co., Ltd.                                                               23,000               90,682               0.0%
    Sinfonia Technology Co., Ltd.                                                   38,000               54,818               0.0%
    Sinko Industries, Ltd.                                                           8,300               74,960               0.0%
    Sintokogio, Ltd.                                                                18,400              127,798               0.0%
    SKY Perfect JSAT Holdings, Inc.                                                 56,600              347,456               0.0%
    SMC Corp.                                                                          100               28,363               0.0%
    SMK Corp.                                                                       33,000              132,585               0.0%
#   SMS Co., Ltd.                                                                    2,300               66,966               0.0%
    Sodick Co., Ltd.                                                                16,300              131,792               0.0%
    Soft99 Corp.                                                                     4,000               23,294               0.0%
    Sogo Medical Co., Ltd.                                                           2,300              109,824               0.0%
    Sohgo Security Services Co., Ltd.                                               15,100              353,122               0.0%
    Sojitz Corp.                                                                   348,800              519,930               0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                                            21,550              542,642               0.1%
    Sony Corp.                                                                      70,500            1,391,904               0.1%
    Sony Corp. Sponsored ADR                                                        17,008              337,099               0.0%
    Sony Financial Holdings, Inc.                                                    5,300               84,613               0.0%
    Sotetsu Holdings, Inc.                                                          22,000               82,652               0.0%
    Sotoh Co., Ltd.                                                                  1,500               12,767               0.0%
#   Sparx Group Co., Ltd.                                                           12,600               25,408               0.0%
    SPK Corp.                                                                        1,082               18,805               0.0%
    Square Enix Holdings Co., Ltd.                                                   3,500               72,031               0.0%
#   Srg Takamiya Co., Ltd.                                                           3,500               47,364               0.0%
    ST Corp.                                                                         2,200               19,892               0.0%
    St Marc Holdings Co., Ltd.                                                       3,400              177,757               0.0%
    Stanley Electric Co., Ltd.                                                       9,100              185,008               0.0%
    Star Micronics Co., Ltd.                                                         9,000              136,860               0.0%
    Starbucks Coffee Japan, Ltd.                                                    10,400              135,940               0.0%
    Start Today Co., Ltd.                                                            3,100               67,075               0.0%
#   Starts Corp., Inc.                                                               7,500              111,992               0.0%
    Starzen Co., Ltd.                                                               18,000               52,328               0.0%
    Stella Chemifa Corp.                                                             5,100               63,661               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
#   Studio Alice Co., Ltd.                                                           4,700    $          60,870               0.0%
    Sugi Holdings Co., Ltd.                                                          1,600               69,877               0.0%
#   Sumco Corp.                                                                     13,300              178,873               0.0%
    Sumida Corp.                                                                    12,100               85,806               0.0%
    Suminoe Textile Co., Ltd.                                                        4,000               10,953               0.0%
    Sumitomo Bakelite Co., Ltd.                                                     65,000              255,803               0.0%
    Sumitomo Chemical Co., Ltd.                                                    316,000            1,084,018               0.1%
    Sumitomo Corp.                                                                  51,500              549,490               0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.                                              7,600               89,649               0.0%
    Sumitomo Densetsu Co., Ltd.                                                      7,100               87,792               0.0%
    Sumitomo Electric Industries, Ltd.                                              52,300              714,867               0.1%
    Sumitomo Forestry Co., Ltd.                                                     45,300              476,012               0.1%
    Sumitomo Heavy Industries, Ltd.                                                156,000              855,259               0.1%
    Sumitomo Metal Mining Co., Ltd.                                                 46,000              638,136               0.1%
#*  Sumitomo Mitsui Construction Co., Ltd.                                         161,800              193,605               0.0%
    Sumitomo Mitsui Financial Group, Inc.                                           73,541            2,999,216               0.3%
    Sumitomo Mitsui Trust Holdings, Inc.                                           121,000              494,009               0.1%
    Sumitomo Osaka Cement Co., Ltd.                                                196,000              612,698               0.1%
    Sumitomo Precision Products Co., Ltd.                                           10,000               38,935               0.0%
    Sumitomo Real Estate Sales Co., Ltd.                                             2,080               47,898               0.0%
    Sumitomo Riko Co., Ltd.                                                         19,000              163,294               0.0%
    Sumitomo Rubber Industries, Ltd.                                                15,200              210,080               0.0%
    Sumitomo Seika Chemicals Co., Ltd.                                              22,000              134,962               0.0%
    Sumitomo Warehouse Co., Ltd. (The)                                              70,000              383,895               0.1%
#   Sun Frontier Fudousan Co., Ltd.                                                  4,000               43,902               0.0%
    Sun-Wa Technos Corp.                                                             6,200               63,785               0.0%
    Sundrug Co., Ltd.                                                                1,600               77,292               0.0%
    Suruga Bank, Ltd.                                                               13,000              271,783               0.0%
    Suzuken Co., Ltd.                                                               18,100              485,276               0.1%
    Suzuki Motor Corp.                                                              12,400              415,629               0.1%
#*  SWCC Showa Holdings Co., Ltd.                                                  134,000              124,130               0.0%
    Sysmex Corp.                                                                     4,600              196,375               0.0%
    Systena Corp.                                                                    5,500               41,517               0.0%
    T Hasegawa Co., Ltd.                                                             7,300              112,112               0.0%
    T RAD Co., Ltd.                                                                 36,000               84,753               0.0%
    T&D Holdings, Inc.                                                              88,700            1,142,587               0.1%
#   T&K Toka Co., Ltd.                                                               4,200               93,869               0.0%
#   T-Gaia Corp.                                                                     4,100               40,991               0.0%
#   Tabuchi Electric Co., Ltd.                                                       8,000               70,220               0.0%
#   Tachi-S Co., Ltd.                                                                9,000              114,118               0.0%
    Tadano, Ltd.                                                                    19,000              284,019               0.0%
    Taiheiyo Cement Corp.                                                           67,000              245,820               0.0%
    Taiho Kogyo Co., Ltd.                                                            7,600               77,756               0.0%
#   Taikisha, Ltd.                                                                   8,400              186,669               0.0%
    Taiko Bank, Ltd. (The)                                                           5,000               10,155               0.0%
    Taiko Pharmaceutical Co., Ltd.                                                   6,100              110,137               0.0%
    Taisei Corp.                                                                    34,000              189,072               0.0%
    Taiyo Holdings Co., Ltd.                                                         3,500              114,060               0.0%
#   Taiyo Nippon Sanso Corp.                                                        42,000              378,129               0.1%
    Taiyo Yuden Co., Ltd.                                                           45,400              466,693               0.1%
    Takagi Securities Co., Ltd.                                                     39,000               90,334               0.0%
    Takamatsu Construction Group Co., Ltd.                                           1,600               30,692               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
#   Takaoka Toko Co., Ltd.                                                           3,664    $          53,101               0.0%
#   Takara Holdings, Inc.                                                           22,000              175,142               0.0%
    Takara Leben Co., Ltd.                                                          38,200              161,871               0.0%
    Takara Standard Co., Ltd.                                                       44,000              359,323               0.0%
    Takasago International Corp.                                                    32,000              153,141               0.0%
    Takasago Thermal Engineering Co., Ltd.                                          24,800              320,073               0.0%
#   Takashima & Co., Ltd.                                                           26,000               54,524               0.0%
    Takashimaya Co., Ltd.                                                           81,000              690,005               0.1%
#   Takata Corp.                                                                    12,400              162,043               0.0%
    Take And Give Needs Co., Ltd.                                                    4,270               44,982               0.0%
    Takeda Pharmaceutical Co., Ltd.                                                  9,800              424,814               0.1%
#   Takeei Corp.                                                                     8,500               80,532               0.0%
    Takeuchi Manufacturing Co., Ltd.                                                 4,800              201,765               0.0%
    Takihyo Co., Ltd.                                                                8,000               29,517               0.0%
    Takiron Co., Ltd.                                                               12,000               59,512               0.0%
#   Takisawa Machine Tool Co., Ltd.                                                 23,000               45,096               0.0%
#   Takuma Co., Ltd.                                                                32,000              204,307               0.0%
#   Tama Home Co., Ltd.                                                              7,300               39,770               0.0%
#   Tamron Co., Ltd.                                                                 6,700              132,625               0.0%
    Tamura Corp.                                                                    20,000               75,385               0.0%
    Tanseisha Co., Ltd.                                                              9,100               83,562               0.0%
#   Tatsuta Electric Wire and Cable Co., Ltd.                                       13,000               65,735               0.0%
    Tayca Corp.                                                                     12,000               47,732               0.0%
    TBK Co., Ltd.                                                                    9,000               54,707               0.0%
    TDK Corp.                                                                       21,900            1,243,090               0.1%
#*  Teac Corp.                                                                      23,000               11,893               0.0%
    Teijin, Ltd.                                                                   362,000              885,018               0.1%
#   Teikoku Electric Manufacturing Co., Ltd.                                         5,200               58,798               0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                                                  9,000               14,342               0.0%
    Terumo Corp.                                                                     9,300              232,487               0.0%
    THK Co., Ltd.                                                                   11,900              299,319               0.0%
    Toa Corp.(6894434)                                                               5,000               50,309               0.0%
    Toa Corp.(6894508)                                                              55,000              101,105               0.0%
    Toa Oil Co., Ltd.                                                               44,000               62,276               0.0%
    TOA ROAD Corp.                                                                  13,000               47,226               0.0%
#   Toabo Corp.                                                                     38,000               25,746               0.0%
    Toagosei Co., Ltd.                                                             102,000              445,784               0.1%
#*  Tobishima Corp.                                                                 19,900               54,453               0.0%
#   Tobu Store Co., Ltd.                                                             1,000                2,566               0.0%
    TOC Co., Ltd.                                                                   19,300              140,815               0.0%
    Tocalo Co., Ltd.                                                                 8,100              152,797               0.0%
    Tochigi Bank, Ltd. (The)                                                        31,000              126,011               0.0%
    Toda Corp.                                                                      66,000              291,849               0.0%
*   Toda Kogyo Corp.                                                                 9,000               33,017               0.0%
    Toei Animation Co., Ltd.                                                           900               23,299               0.0%
    Toei Co., Ltd.                                                                  31,000              163,572               0.0%
    Toenec Corp.                                                                    13,000               69,198               0.0%
    Toho Bank, Ltd. (The)                                                           56,000              205,962               0.0%
    Toho Co., Ltd.(6895200)                                                          2,800               64,225               0.0%
    Toho Co., Ltd.(6895211)                                                         15,000               56,717               0.0%
    Toho Gas Co., Ltd.                                                              20,000              108,169               0.0%
    Toho Holdings Co., Ltd.                                                         19,900              260,339               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
#*  Toho Titanium Co., Ltd.                                                         13,400    $          85,607               0.0%
    Toho Zinc Co., Ltd.                                                             62,000              212,341               0.0%
    Tohoku Bank, Ltd. (The)                                                         23,000               32,290               0.0%
    Tohto Suisan Co., Ltd.                                                          16,000               27,873               0.0%
    Tokai Carbon Co., Ltd.                                                         101,000              263,464               0.0%
    Tokai Corp/Gifu                                                                  2,400               72,212               0.0%
    TOKAI Holdings Corp.                                                            24,100              117,398               0.0%
    Tokai Lease Co., Ltd.                                                            5,000                8,920               0.0%
    Tokai Rika Co., Ltd.                                                            25,900              493,299               0.1%
#   Token Corp.                                                                      3,320              150,324               0.0%
    Tokio Marine Holdings, Inc.                                                     25,216              808,630               0.1%
    Toko, Inc.                                                                       9,000               23,970               0.0%
    Tokushu Tokai Paper Co., Ltd.                                                   25,000               58,224               0.0%
#   Tokuyama Corp.                                                                 117,000              342,003               0.0%
    Tokyo Dome Corp.                                                                79,000              336,555               0.0%
    Tokyo Electron, Ltd.                                                             6,300              403,922               0.1%
    Tokyo Energy & Systems, Inc.                                                     7,000               49,261               0.0%
    Tokyo Keiki, Inc.                                                               33,000               81,905               0.0%
*   Tokyo Kikai Seisakusho, Ltd.                                                    20,000               14,464               0.0%
#   Tokyo Rakutenchi Co., Ltd.                                                       7,000               31,598               0.0%
#*  Tokyo Rope Manufacturing Co., Ltd.                                              50,000               77,723               0.0%
    Tokyo Seimitsu Co., Ltd.                                                        11,300              183,879               0.0%
#   Tokyo Steel Manufacturing Co., Ltd.                                             44,000              236,033               0.0%
    Tokyo Tatemono Co., Ltd.                                                        15,000              130,940               0.0%
    Tokyo Tekko Co., Ltd.                                                           15,000               68,957               0.0%
    Tokyo Theatres Co., Inc.                                                        43,000               57,043               0.0%
#*  Tokyo TY Financial Group, Inc.                                                   8,687              278,030               0.0%
#   Tokyu Construction Co., Ltd.                                                    34,930              170,220               0.0%
    Tokyu Corp.                                                                      1,000                6,603               0.0%
    Tokyu Fudosan Holdings Corp.                                                    54,082              384,377               0.1%
    Tokyu Recreation Co., Ltd.                                                       3,853               22,840               0.0%
    Toli Corp.                                                                       9,000               19,345               0.0%
    Tomato Bank, Ltd.                                                               22,000               35,795               0.0%
#   Tomen Electronics Corp.                                                          2,900               42,775               0.0%
    Tomoe Corp.                                                                     12,000               46,682               0.0%
    Tomoe Engineering Co., Ltd.                                                      2,200               34,641               0.0%
    Tomoku Co., Ltd.                                                                22,000               57,216               0.0%
    TOMONY Holdings, Inc.                                                           50,300              224,398               0.0%
#   Tomy Co., Ltd.                                                                  32,400              167,604               0.0%
    Tonami Holdings Co., Ltd.                                                       11,000               23,473               0.0%
    Topcon Corp.                                                                     3,000               70,440               0.0%
    Toppan Forms Co., Ltd.                                                          28,000              264,080               0.0%
    Toppan Printing Co., Ltd.                                                       86,000              585,164               0.1%
    Topre Corp.                                                                     19,800              280,375               0.0%
    Topy Industries, Ltd.                                                           45,000               87,002               0.0%
    Toray Industries, Inc.                                                          60,000              402,806               0.1%
#   Toridoll.corp                                                                    3,900               44,626               0.0%
    Torigoe Co., Ltd. (The)                                                            300                2,082               0.0%
#   Torishima Pump Manufacturing Co., Ltd.                                           7,800               59,143               0.0%
#   Tosei Corp.                                                                     17,500              117,946               0.0%
    Toshiba Corp.                                                                   70,000              309,128               0.0%
    Toshiba Machine Co., Ltd.                                                       40,000              158,958               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Toshiba Plant Systems & Services Corp.                                           8,000    $         133,906               0.0%
    Toshiba TEC Corp.                                                               43,000              303,443               0.0%
#   Tosho Co., Ltd.                                                                  1,800               38,192               0.0%
#   Tosho Printing Co., Ltd.                                                        11,000               36,897               0.0%
    Tosoh Corp.                                                                    144,000              626,195               0.1%
#   Totetsu Kogyo Co., Ltd.                                                          6,270              142,034               0.0%
    TOTO, Ltd.                                                                      15,000              169,258               0.0%
    Tottori Bank, Ltd. (The)                                                         8,000               15,784               0.0%
    Towa Bank, Ltd. (The)                                                          109,000               97,522               0.0%
    Towa Corp.                                                                       7,700               44,455               0.0%
#   Towa Pharmaceutical Co., Ltd.                                                    3,300              145,696               0.0%
    Toyo Construction Co., Ltd.                                                     29,900              140,833               0.0%
    Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.                        18,000               64,798               0.0%
    Toyo Engineering Corp.                                                          36,000              184,378               0.0%
    Toyo Ink SC Holdings Co., Ltd.                                                 100,000              461,248               0.1%
#   Toyo Kanetsu K.K.                                                               55,000              128,643               0.0%
    Toyo Kohan Co., Ltd.                                                            29,000              167,411               0.0%
    Toyo Machinery & Metal Co., Ltd.                                                 7,900               31,539               0.0%
    Toyo Securities Co., Ltd.                                                       40,000              113,950               0.0%
    Toyo Seikan Group Holdings, Ltd.                                                28,600              346,823               0.0%
    Toyo Sugar Refining Co., Ltd.                                                    8,000                7,242               0.0%
    Toyo Suisan Kaisha, Ltd.                                                         7,000              241,754               0.0%
    Toyo Tanso Co., Ltd.                                                             5,500              101,862               0.0%
    Toyo Tire & Rubber Co., Ltd.                                                    27,500              453,646               0.1%
    Toyo Wharf & Warehouse Co., Ltd.                                                37,000               70,755               0.0%
    Toyobo Co., Ltd.                                                               387,000              557,044               0.1%
    Toyoda Gosei Co., Ltd.                                                          30,300              582,117               0.1%
#   Toyota Boshoku Corp.                                                            15,100              171,485               0.0%
    Toyota Motor Corp.                                                              32,480            1,954,555               0.2%
    Toyota Motor Corp. Sponsored ADR                                                20,242            2,456,367               0.2%
    Toyota Tsusho Corp.                                                             35,800              902,700               0.1%
    TPR Co., Ltd.                                                                    9,900              234,687               0.0%
    Trancom Co., Ltd.                                                                2,000               83,579               0.0%
    Transcosmos, Inc.                                                                3,900               72,930               0.0%
    Trend Micro, Inc.                                                                4,200              141,521               0.0%
    Trusco Nakayama Corp.                                                            9,200              246,741               0.0%
    TS Tech Co., Ltd.                                                               17,700              435,041               0.1%
    TSI Holdings Co., Ltd.                                                          17,105              108,742               0.0%
    Tsubakimoto Chain Co.                                                           52,000              410,190               0.1%
    Tsubakimoto Kogyo Co., Ltd.                                                      2,000                5,445               0.0%
#*  Tsudakoma Corp.                                                                 40,000               53,795               0.0%
#   Tsugami Corp.                                                                   28,000              143,781               0.0%
#   Tsukada Global Holdings, Inc.                                                    4,800               39,055               0.0%
    Tsukamoto Corp. Co., Ltd.                                                        3,000                3,567               0.0%
    Tsukishima Kikai Co., Ltd.                                                       9,200              103,264               0.0%
    Tsukuba Bank, Ltd.                                                              41,600              142,572               0.0%
    Tsukui Corp.                                                                     6,500               62,842               0.0%
#   Tsumura & Co.                                                                   12,200              272,985               0.0%
    Tsuruha Holdings, Inc.                                                           2,600              153,506               0.0%
    Tsurumi Manufacturing Co., Ltd.                                                  4,000               66,276               0.0%
    Tyo, Inc.                                                                       21,600               34,292               0.0%
#   UACJ Corp.                                                                      93,067              342,870               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Ube Industries, Ltd.                                                           400,200    $         619,635               0.1%
    Uchida Yoko Co., Ltd.                                                           31,000               99,255               0.0%
    Ueki Corp.                                                                       3,000                7,261               0.0%
    UKC Holdings Corp.                                                               4,500               73,219               0.0%
#*  Ulvac, Inc.                                                                     21,300              265,239               0.0%
    Uniden Corp.                                                                    13,000               26,858               0.0%
    Union Tool Co.                                                                   4,700              121,250               0.0%
    Unipres Corp.                                                                   19,400              386,057               0.1%
    United Arrows, Ltd.                                                              4,500              168,638               0.0%
*   Unitika, Ltd.                                                                  222,000               98,404               0.0%
#   Universal Entertainment Corp.                                                    6,900              109,250               0.0%
    UNY Group Holdings Co., Ltd.                                                   117,800              624,509               0.1%
#*  Usen Corp.                                                                      28,780               90,448               0.0%
    Ushio, Inc.                                                                     30,400              319,040               0.0%
    USS Co., Ltd.                                                                    4,000               62,952               0.0%
    UT Holdings Co., Ltd.                                                           10,900               51,582               0.0%
    Valor Co., Ltd.                                                                 15,500              251,248               0.0%
#   Village Vanguard Co., Ltd.                                                       1,800               23,481               0.0%
    Vital KSK Holdings, Inc.                                                        13,800              117,693               0.0%
    Vitec Co., Ltd.                                                                  2,400               16,222               0.0%
#   VT Holdings Co., Ltd.                                                           26,100              103,075               0.0%
    Wacoal Holdings Corp.                                                           40,000              416,549               0.1%
#   Wacom Co., Ltd.                                                                 41,000              157,308               0.0%
    Wakachiku Construction Co., Ltd.                                                34,000               68,772               0.0%
    Wakita & Co., Ltd.                                                              16,000              159,881               0.0%
    Warabeya Nichiyo Co., Ltd.                                                       5,100               89,431               0.0%
*   Watabe Wedding Corp.                                                             1,400                7,063               0.0%
#   WATAMI Co., Ltd.                                                                 8,100               94,703               0.0%
    Weathernews, Inc.                                                                1,700               46,457               0.0%
#   Welcia Holdings Co., Ltd.                                                        5,400              180,399               0.0%
#   West Holdings Corp.                                                              3,000               27,924               0.0%
    Wood One Co., Ltd.                                                               6,000               15,400               0.0%
    Wowow, Inc.                                                                      2,200               94,123               0.0%
    Xebio Co., Ltd.                                                                 14,200              222,216               0.0%
    Yahagi Construction Co., Ltd.                                                   10,900               82,521               0.0%
    Yaizu Suisankagaku Industry Co., Ltd.                                              100                  890               0.0%
#   Yakult Honsha Co., Ltd.                                                          1,700               94,145               0.0%
    YAMABIKO Corp.                                                                   2,600              102,983               0.0%
#   Yamada Denki Co., Ltd.                                                         210,600              675,104               0.1%
    Yamagata Bank, Ltd. (The)                                                       64,000              303,051               0.0%
    Yamaguchi Financial Group, Inc.                                                 61,000              582,605               0.1%
    Yamaha Corp.                                                                    26,500              363,234               0.1%
    Yamaha Motor Co., Ltd.                                                          16,700              315,926               0.0%
#   Yamaichi Electronics Co., Ltd.                                                   6,700               51,829               0.0%
    Yamanashi Chuo Bank, Ltd. (The)                                                 50,000              226,154               0.0%
    Yamatane Corp.                                                                  52,000               80,300               0.0%
    Yamato Holdings Co., Ltd.                                                        9,500              203,131               0.0%
    Yamato Kogyo Co., Ltd.                                                          11,100              359,584               0.0%
#   Yamaya Corp.                                                                     2,000               28,670               0.0%
    Yamazaki Baking Co., Ltd.                                                       33,000              407,966               0.1%
    Yamazen Corp.                                                                   14,100              109,800               0.0%
    Yaoko Co., Ltd.                                                                  1,900              116,719               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Yashima Denki Co., Ltd.                                                          2,000    $           9,742               0.0%
#   Yaskawa Electric Corp.                                                          11,700              151,658               0.0%
    Yasuda Logistics Corp.                                                           8,900               80,018               0.0%
    Yellow Hat, Ltd.                                                                 6,700              143,416               0.0%
    Yokogawa Bridge Holdings Corp.                                                  13,000              167,131               0.0%
    Yokogawa Electric Corp.                                                         16,000              222,607               0.0%
#   Yokohama Reito Co., Ltd.                                                        21,400              158,675               0.0%
    Yokohama Rubber Co., Ltd. (The)                                                 53,000              481,110               0.1%
    Yokowo Co., Ltd.                                                                 5,100               26,686               0.0%
#   Yomiuri Land Co., Ltd.                                                          25,000              110,592               0.0%
    Yondenko Corp.                                                                   8,000               29,012               0.0%
    Yondoshi Holdings, Inc.                                                          8,800              158,487               0.0%
#   Yonex Co., Ltd.                                                                  3,600               32,051               0.0%
    Yorozu Corp.                                                                     7,900              135,939               0.0%
    Yuasa Trading Co., Ltd.                                                          4,500               84,883               0.0%
    Yuken Kogyo Co., Ltd.                                                            7,000               15,526               0.0%
#   Yumeshin Holdings Co., Ltd.                                                      3,200               22,697               0.0%
    Yurtec Corp.                                                                    21,000              116,779               0.0%
    Yusen Logistics Co., Ltd.                                                        9,200               92,794               0.0%
    Yushiro Chemical Industry Co., Ltd.                                              3,800               47,885               0.0%
    Yutaka Giken Co., Ltd.                                                             600               12,949               0.0%
    Zappallas, Inc.                                                                  5,000               27,020               0.0%
#   Zenrin Co., Ltd.                                                                11,600              142,603               0.0%
#   Zensho Holdings Co., Ltd.                                                       23,700              215,133               0.0%
    Zeon Corp.                                                                      41,000              379,509               0.1%
    ZERIA Pharmaceutical Co., Ltd.                                                   6,000              120,418               0.0%
#   Zuiko Corp.                                                                        800               38,360               0.0%
                                                                                              -----------------    ---------------
TOTAL JAPAN                                                                                         284,112,541              21.7%
                                                                                              -----------------    ---------------
NETHERLANDS -- (2.2%)
    Aalberts Industries NV                                                          39,535            1,053,835               0.1%
    Accell Group                                                                     7,955              126,918               0.0%
    Aegon NV(007924103)                                                              8,052               65,785               0.0%
    Aegon NV(5927375)                                                              267,671            2,181,639               0.2%
*   AFC Ajax NV                                                                         70                  811               0.0%
#   Akzo Nobel NV                                                                   21,497            1,433,560               0.1%
*   AMG Advanced Metallurgical Group NV                                             16,899              139,557               0.0%
    Amsterdam Commodities NV                                                         6,034              135,600               0.0%
#*  APERAM                                                                          17,433              501,581               0.0%
    Arcadis NV                                                                      16,661              512,546               0.0%
#   ArcelorMittal                                                                  133,251            1,753,583               0.1%
    ASM International NV                                                            15,597              625,014               0.1%
    ASML Holding NV                                                                  8,314              828,707               0.1%
*   Ballast Nedam NV                                                                   796                2,517               0.0%
    BE Semiconductor Industries NV                                                  16,216              308,871               0.0%
    Beter Bed Holding NV                                                             1,203               24,767               0.0%
    BinckBank NV                                                                    25,225              249,997               0.0%
    Brunel International NV                                                          7,374              165,746               0.0%
    Corbion NV                                                                      25,233              407,949               0.0%
    Delta Lloyd NV                                                                  84,619            1,928,741               0.2%
    Exact Holding NV                                                                 2,960              116,583               0.0%
#   Fugro NV                                                                        16,155              222,747               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
NETHERLANDS -- (Continued)
#*  Galapagos NV                                                                     5,716    $          79,610               0.0%
#   Gemalto NV                                                                       6,446              493,033               0.0%
*   Grontmij                                                                        30,380              140,022               0.0%
    Heijmans NV                                                                     11,669              158,838               0.0%
    Heineken NV                                                                      3,944              294,633               0.0%
    Hunter Douglas NV                                                                  297               12,310               0.0%
*   ING Groep NV                                                                   109,712            1,571,115               0.1%
#*  ING Groep NV Sponsored ADR                                                      61,975              887,482               0.1%
    KAS Bank NV                                                                      6,993               84,569               0.0%
    Kendrion NV                                                                      6,206              173,260               0.0%
    Koninklijke Ahold NV                                                            78,576            1,316,039               0.1%
#   Koninklijke BAM Groep NV                                                        99,953              239,695               0.0%
    Koninklijke Boskalis Westminster NV                                             14,384              767,391               0.1%
    Koninklijke DSM NV                                                              19,433            1,217,632               0.1%
    Koninklijke KPN NV                                                             288,460              949,533               0.1%
    Koninklijke Philips NV(5986622)                                                 28,754              803,901               0.1%
    Koninklijke Philips NV(500472303)                                               45,049            1,258,669               0.1%
#   Koninklijke Ten Cate NV                                                         12,011              270,899               0.0%
    Koninklijke Vopak NV                                                             6,178              309,823               0.0%
    Koninklijke Wessanen NV                                                         34,146              218,343               0.0%
*   Macintosh Retail Group NV                                                        5,853               36,079               0.0%
    Nutreco NV                                                                      21,370            1,070,367               0.1%
#*  Ordina NV                                                                       41,768               68,542               0.0%
*   PostNL NV                                                                       97,636              414,985               0.0%
    Randstad Holding NV                                                             14,516              640,755               0.1%
    Reed Elsevier NV                                                                29,425              677,812               0.1%
    Reed Elsevier NV Sponsored ADR                                                   1,500               69,015               0.0%
#*  Royal Imtech NV                                                                 17,912               98,150               0.0%
#*  SBM Offshore NV                                                                 52,547              657,729               0.1%
    Sligro Food Group NV                                                             8,519              314,527               0.0%
#   SNS Reaal NV                                                                    28,066                   --               0.0%
*   Telegraaf Media Groep NV                                                         7,861               61,287               0.0%
    TKH Group NV                                                                    15,922              482,418               0.0%
    TNT Express NV                                                                 136,232              791,849               0.1%
*   TomTom NV                                                                       74,157              538,697               0.1%
    USG People NV                                                                   27,256              273,426               0.0%
    Van Lanschot NV                                                                    664               14,867               0.0%
    Wolters Kluwer NV                                                               45,922            1,226,057               0.1%
    Ziggo NV                                                                        10,214              499,139               0.0%
                                                                                              -----------------    ---------------
TOTAL NETHERLANDS                                                                                    31,969,552               2.4%
                                                                                              -----------------    ---------------
NEW ZEALAND -- (0.4%)
*   a2 Milk Co., Ltd.                                                               20,758                9,501               0.0%
    Air New Zealand, Ltd.                                                          232,153              367,517               0.0%
#   Auckland International Airport, Ltd.                                           191,188              577,995               0.1%
*   Bathurst Resources, Ltd.                                                       123,841                3,382               0.0%
    Chorus, Ltd.                                                                    79,615              132,076               0.0%
*   Chorus, Ltd. ADR                                                                   462                3,791               0.0%
    Contact Energy, Ltd.                                                           114,082              553,435               0.1%
#   Ebos Group, Ltd.                                                                14,860              111,455               0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                                         112,595              492,041               0.1%
    Fletcher Building, Ltd.(6341606)                                                44,580              300,688               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
NEW ZEALAND -- (Continued)
#   Fletcher Building, Ltd.(6341617)                                                 3,803    $          25,815               0.0%
    Freightways, Ltd.                                                               33,667              150,349               0.0%
    Hallenstein Glasson Holdings, Ltd.                                               1,417                3,637               0.0%
    Heartland New Zealand, Ltd.                                                    106,802               83,551               0.0%
    Infratil, Ltd.                                                                  71,133              159,891               0.0%
    Kathmandu Holdings, Ltd.                                                        26,036               64,429               0.0%
    Mainfreight, Ltd.                                                               23,010              285,833               0.0%
#   Metlifecare, Ltd.                                                               29,032               97,891               0.0%
    New Zealand Oil & Gas, Ltd.                                                     66,437               38,300               0.0%
    New Zealand Refining Co., Ltd. (The)                                            14,184               18,787               0.0%
    Nuplex Industries, Ltd.                                                         52,978              130,710               0.0%
    NZX, Ltd.                                                                       45,203               42,072               0.0%
    PGG Wrightson, Ltd.                                                             41,016               14,616               0.0%
    Pike River Coal, Ltd.                                                           12,312                   --               0.0%
    Port of Tauranga, Ltd.                                                          13,291              169,868               0.0%
    Restaurant Brands New Zealand, Ltd.                                             16,668               47,701               0.0%
    Ryman Healthcare, Ltd.                                                          41,080              243,220               0.0%
#   Skellerup Holdings, Ltd.                                                        21,549               24,457               0.0%
    Sky Network Television, Ltd.                                                    92,356              458,577               0.0%
#   SKYCITY Entertainment Group, Ltd.                                              153,210              468,424               0.1%
    Spark New Zealand, Ltd.                                                        191,449              472,458               0.1%
    Summerset Group Holdings, Ltd.                                                  11,423               24,354               0.0%
    Tower, Ltd.                                                                     35,470               54,656               0.0%
#   Trade Me Group, Ltd.                                                            69,247              212,652               0.0%
#   TrustPower, Ltd.                                                                 8,621               50,449               0.0%
    Vector, Ltd.                                                                    27,832               59,488               0.0%
    Warehouse Group, Ltd. (The)                                                     31,440               76,156               0.0%
*   Xero, Ltd.                                                                       5,512               68,369               0.0%
                                                                                              -----------------    ---------------
TOTAL NEW ZEALAND                                                                                     6,098,591               0.5%
                                                                                              -----------------    ---------------
NORWAY -- (0.9%)
#   ABG Sundal Collier Holding ASA                                                  78,760               57,803               0.0%
#   Akastor ASA                                                                     11,359               39,125               0.0%
    Aker ASA Class A                                                                 4,406              107,472               0.0%
*   Aker Solutions ASA                                                              11,359               73,594               0.0%
    American Shipping ASA                                                           10,283               67,106               0.0%
*   Archer, Ltd.                                                                   144,921              139,674               0.0%
#   Atea ASA                                                                        20,732              226,673               0.0%
    Austevoll Seafood ASA                                                           45,023              292,779               0.0%
    Bakkafrost P/F                                                                   8,668              211,942               0.0%
    Bonheur ASA                                                                      2,527               31,636               0.0%
    BW Offshore, Ltd.                                                              193,828              237,969               0.0%
    Deep Sea Supply P.L.C.                                                          74,823               84,733               0.0%
*   Det Norske Oljeselskap ASA                                                      14,149               91,580               0.0%
    DNB ASA                                                                         40,630              746,465               0.1%
*   DNO ASA                                                                         82,820              200,653               0.0%
*   DOF ASA                                                                         11,186               32,620               0.0%
*   Dolphin Group A.S.                                                              69,552               29,811               0.0%
    Ekornes ASA                                                                      3,570               38,109               0.0%
*   Electromagnetic GeoServices                                                     24,789               13,212               0.0%
    Eltek ASA                                                                       60,839               88,326               0.0%
    Evry ASA                                                                        20,232               51,019               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
NORWAY -- (Continued)
    Farstad Shipping ASA                                                             4,288    $          49,459               0.0%
    Fred Olsen Energy ASA                                                            2,543               27,137               0.0%
#*  Frontline, Ltd.                                                                 10,435               14,752               0.0%
    Ganger Rolf ASA                                                                  2,279               28,548               0.0%
#   Gjensidige Forsikring ASA                                                        7,127              129,459               0.0%
    Golar LNG, Ltd.                                                                  3,400              190,774               0.0%
#   Golden Ocean Group, Ltd.                                                       119,371              145,286               0.0%
*   Grieg Seafood ASA                                                                7,041               29,997               0.0%
#   Hexagon Composites ASA                                                          16,342               68,005               0.0%
*   Hoegh LNG Holdings, Ltd.                                                         6,093               78,593               0.0%
*   Hurtigruten ASA                                                                 75,887               77,184               0.0%
*   Kongsberg Automotive ASA                                                       217,847              208,449               0.0%
    Kongsberg Gruppen A.S.                                                           2,267               45,876               0.0%
#   Kvaerner ASA                                                                    73,288               96,614               0.0%
    Leroey Seafood Group ASA                                                         6,817              257,883               0.0%
    Marine Harvest ASA                                                              30,024              425,220               0.1%
#*  Nordic Semiconductor ASA                                                        16,465               92,756               0.0%
    Norsk Hydro ASA                                                                170,838              956,508               0.1%
#*  Norske Skogindustrier ASA                                                      103,385               55,109               0.0%
    Northern Offshore, Ltd.                                                         31,223               38,886               0.0%
#*  Norwegian Air Shuttle ASA                                                        5,505              177,746               0.0%
#*  Norwegian Energy Co. ASA                                                         4,053                1,858               0.0%
*   Odfjell SE Class A                                                               5,645               22,114               0.0%
    Opera Software ASA                                                              14,495              181,521               0.0%
    Orkla ASA                                                                       50,392              385,299               0.1%
*   Panoro Energy ASA                                                              147,239               56,345               0.0%
#   Petroleum Geo-Services ASA                                                      81,234              403,474               0.1%
    Prosafe SE                                                                      66,258              303,134               0.0%
*   Q-Free ASA                                                                       3,734                6,623               0.0%
#*  REC Silicon ASA                                                                701,536              280,471               0.0%
*   REC Solar ASA                                                                   13,235              176,970               0.0%
    Salmar ASA                                                                      11,015              198,452               0.0%
    Schibsted ASA                                                                    1,854               98,060               0.0%
#   Seadrill, Ltd.                                                                  10,464              240,672               0.0%
*   Sevan Drilling A.S.                                                            134,138               19,245               0.0%
    Sevan Marine ASA                                                                11,522               37,626               0.0%
    Siem Offshore, Inc.                                                             39,709               30,780               0.0%
    Solstad Offshore ASA                                                             2,300               27,971               0.0%
*   Songa Offshore                                                                 137,830               47,570               0.0%
    SpareBank 1 SMN                                                                 24,245              215,592               0.0%
    SpareBank 1 SR Bank ASA                                                         45,336              389,987               0.1%
    Statoil ASA                                                                     34,435              788,060               0.1%
    Statoil ASA Sponsored ADR                                                       12,080              277,236               0.0%
    Stolt-Nielsen, Ltd.                                                              8,145              146,756               0.0%
*   Storebrand ASA                                                                 118,197              606,044               0.1%
    Subsea 7 SA                                                                     38,053              409,503               0.1%
    Telenor ASA                                                                      8,010              180,118               0.0%
#   TGS Nopec Geophysical Co. ASA                                                    3,963               92,448               0.0%
    Tomra Systems ASA                                                               31,494              235,930               0.0%
*   TTS Group ASA                                                                    6,609                3,780               0.0%
    Veidekke ASA                                                                    17,699              171,902               0.0%
    Wilh Wilhelmsen ASA                                                              9,956               72,480               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
NORWAY -- (Continued)
    Wilh Wilhelmsen Holding ASA Class A                                              4,583    $         122,103               0.0%
    Yara International ASA                                                           6,974              320,255               0.1%
                                                                                              -----------------    ---------------
TOTAL NORWAY                                                                                         12,606,921               1.0%
                                                                                              -----------------    ---------------
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                                   51,633              144,368               0.0%
#*  Banco BPI SA                                                                   148,057              289,999               0.0%
#*  Banco Comercial Portugues SA                                                12,555,676            1,419,126               0.1%
*   Banco Espirito Santo SA                                                        712,067                   --               0.0%
    EDP Renovaveis SA                                                               77,207              501,972               0.1%
    Galp Energia SGPS SA                                                            21,463              311,181               0.0%
    Jeronimo Martins SGPS SA                                                        12,685              111,014               0.0%
    Mota-Engil SGPS SA                                                              28,124              147,577               0.0%
    NOS SGPS                                                                        46,514              266,857               0.0%
    Portucel SA                                                                     69,421              258,373               0.0%
#   Portugal Telecom SGPS SA                                                       122,225              200,193               0.0%
    REN - Redes Energeticas Nacionais SGPS SA                                       32,255               99,980               0.0%
    Semapa-Sociedade de Investimento e Gestao                                       28,295              342,391               0.1%
*   Sonae Capital SGPS SA                                                           41,822               15,181               0.0%
*   Sonae Industria SGPS SA                                                         12,295                2,768               0.0%
    Sonae SGPS SA                                                                  445,599              597,653               0.1%
    Teixeira Duarte SA                                                              31,098               30,706               0.0%
                                                                                              -----------------    ---------------
TOTAL PORTUGAL                                                                                        4,739,339               0.4%
                                                                                              -----------------    ---------------
RUSSIA -- (0.0%)
*   Exillon Energy P.L.C.                                                           17,069               41,460               0.0%
                                                                                              -----------------    ---------------
SINGAPORE -- (1.3%)
*   Abterra, Ltd.                                                                   40,000               23,342               0.0%
    Amara Holdings, Ltd.                                                            90,000               36,502               0.0%
    Amtek Engineering, Ltd.                                                         16,000                7,532               0.0%
    ASL Marine Holdings, Ltd.                                                       74,200               34,444               0.0%
#*  Ausgroup, Ltd.                                                                 171,061               47,063               0.0%
    Banyan Tree Holdings, Ltd.                                                      84,000               40,532               0.0%
*   Biosensors International Group, Ltd.                                           581,000              282,571               0.1%
    Bonvests Holdings, Ltd.                                                         30,000               32,042               0.0%
    Boustead Singapore, Ltd.                                                        75,000              107,298               0.0%
#   Breadtalk Group, Ltd.                                                           64,000               65,556               0.0%
    Bukit Sembawang Estates, Ltd.                                                   29,000              119,887               0.0%
    Bund Center Investment, Ltd.                                                    88,000               13,574               0.0%
    CapitaLand, Ltd.                                                               389,101              960,658               0.1%
#   Centurion Corp., Ltd.                                                          104,000               43,712               0.0%
    CH Offshore, Ltd.                                                               94,000               35,340               0.0%
    China Aviation Oil Singapore Corp., Ltd.                                        64,800               37,339               0.0%
    Chip Eng Seng Corp., Ltd.                                                      245,000              167,763               0.0%
    City Developments, Ltd.                                                         30,000              220,798               0.0%
    Cityspring Infrastructure Trust                                                 84,000               33,382               0.0%
    ComfortDelGro Corp., Ltd.                                                       91,000              187,096               0.0%
    Cosco Corp. Singapore, Ltd.                                                    488,000              226,221               0.0%
    CSE Global, Ltd.                                                               336,000              176,530               0.0%
    CWT, Ltd.                                                                       72,000               90,562               0.0%
    DBS Group Holdings, Ltd.                                                        80,433            1,157,062               0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SINGAPORE -- (Continued)
#*  Del Monte Pacific, Ltd.                                                        120,000    $          51,393               0.0%
*   Delong Holdings, Ltd.                                                           33,000                5,254               0.0%
#   Dyna-Mac Holdings, Ltd.                                                        230,000               69,035               0.0%
    Elec & Eltek International Co., Ltd.                                            14,000               20,223               0.0%
    Eu Yan Sang International, Ltd.                                                 20,000               11,755               0.0%
#   Ezion Holdings, Ltd.                                                           192,880              227,134               0.0%
#   Ezra Holdings, Ltd.                                                            394,000              250,355               0.0%
    Falcon Energy Group, Ltd.                                                      203,000               47,448               0.0%
    Far East Orchard, Ltd.                                                          55,984               75,630               0.0%
    First Resources, Ltd.                                                           84,000              136,087               0.0%
    FJ Benjamin Holdings, Ltd.                                                      75,000               10,126               0.0%
*   Forterra Trust                                                                   8,000                9,962               0.0%
    Fragrance Group, Ltd.                                                          222,000               37,112               0.0%
#*  Gallant Venture, Ltd.                                                           51,000                9,724               0.0%
#   Genting Hong Kong, Ltd.                                                        400,000              146,431               0.0%
#   Genting Singapore P.L.C.                                                        86,000               73,656               0.0%
#*  Geo Energy Resources, Ltd.                                                     196,000               35,870               0.0%
    Global Premium Hotels, Ltd.                                                      9,279                2,525               0.0%
    GMG Global, Ltd.                                                             1,285,000               62,185               0.0%
    Golden Agri-Resources, Ltd.                                                  1,156,000              468,470               0.1%
    Great Eastern Holdings, Ltd.                                                     3,000               56,038               0.0%
#   GuocoLand, Ltd.                                                                 65,333               97,016               0.0%
    GuocoLeisure, Ltd.                                                             109,000               78,126               0.0%
#*  Healthway Medical Corp., Ltd.                                                  184,125                6,730               0.0%
    HG Metal Manufacturing, Ltd.                                                   123,000                6,973               0.0%
    Hi-P International, Ltd.                                                        76,000               38,465               0.0%
    Hiap Hoe, Ltd.                                                                  39,000               25,036               0.0%
    Ho Bee Land, Ltd.                                                               59,000               91,544               0.0%
    Hong Fok Corp., Ltd.                                                           144,800              100,327               0.0%
    Hong Leong Asia, Ltd.                                                           49,000               52,596               0.0%
    Hotel Grand Central, Ltd.                                                        6,335                6,510               0.0%
    Hour Glass, Ltd. (The)                                                          36,000               51,781               0.0%
    HTL International Holdings, Ltd.                                                41,000                8,683               0.0%
    Hutchison Port Holdings Trust                                                  570,000              384,869               0.1%
    Hwa Hong Corp., Ltd.                                                            21,000                5,320               0.0%
#   Hyflux, Ltd.                                                                   149,500              117,630               0.0%
    Indofood Agri Resources, Ltd.                                                  226,000              147,044               0.0%
    InnoTek, Ltd.                                                                   37,000                7,932               0.0%
*   Interra Resources, Ltd.                                                        125,000               20,911               0.0%
    IPC Corp., Ltd.                                                                238,000               27,283               0.0%
#   ISDN Holdings, Ltd.                                                             38,000                9,337               0.0%
    Jardine Cycle & Carriage, Ltd.                                                   4,000              124,338               0.0%
*   Jiutian Chemical Group, Ltd.                                                   980,000               42,485               0.0%
    k1 Ventures, Ltd.                                                              393,000               62,747               0.0%
    Keppel Corp., Ltd.                                                              25,000              183,330               0.0%
    Keppel Land, Ltd.                                                              221,390              576,082               0.1%
    Koh Brothers Group, Ltd.                                                       175,000               42,272               0.0%
#   KSH Holdings, Ltd.                                                              51,000               21,047               0.0%
    LCD Global Investments, Ltd.                                                   128,000               30,409               0.0%
*   Li Heng Chemical Fibre Technologies, Ltd.                                      115,000                9,273               0.0%
    Lian Beng Group, Ltd.                                                          173,000               92,977               0.0%
#*  Linc Energy, Ltd.                                                               69,583               56,153               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SINGAPORE -- (Continued)
#*  LionGold Corp., Ltd.                                                           258,000    $           5,434               0.0%
    Low Keng Huat Singapore, Ltd.                                                   78,000               39,681               0.0%
    M1, Ltd.                                                                        23,000               62,478               0.0%
    Marco Polo Marine, Ltd.                                                         39,000               10,031               0.0%
#   Mermaid Maritime PCL                                                           262,000               71,633               0.0%
#   Midas Holdings, Ltd.                                                           587,000              148,589               0.0%
#   Nam Cheong, Ltd.                                                               600,000              184,563               0.0%
#*  Neptune Orient Lines, Ltd.                                                     363,250              236,293               0.0%
    Noble Group, Ltd.                                                              214,000              199,204               0.0%
*   Oceanus Group, Ltd.                                                          1,037,000               10,477               0.0%
#   Olam International, Ltd.                                                        18,000               29,874               0.0%
#   OSIM International, Ltd.                                                        44,000               63,739               0.0%
#   Otto Marine, Ltd.                                                              268,000               11,491               0.0%
    OUE Hospitality Trust                                                           21,167               14,998               0.0%
#   OUE, Ltd.                                                                      127,000              208,792               0.0%
    Oversea-Chinese Banking Corp., Ltd.                                             74,544              574,220               0.1%
    Oxley Holdings, Ltd.                                                           118,000               50,113               0.0%
    Pan-United Corp., Ltd.                                                          47,000               33,701               0.0%
    Penguin International, Ltd.                                                    143,000               25,658               0.0%
    Petra Foods, Ltd.                                                               15,000               44,460               0.0%
    Popular Holdings, Ltd.                                                         116,000               21,667               0.0%
    QAF, Ltd.                                                                       93,636               74,062               0.0%
    Raffles Education Corp., Ltd.                                                  324,420               85,999               0.0%
    Raffles Medical Group, Ltd.                                                     44,209              130,882               0.0%
    Rotary Engineering, Ltd.                                                        80,000               37,730               0.0%
    SATS, Ltd.                                                                      85,380              206,052               0.0%
    See Hup Seng, Ltd.                                                             195,000               41,695               0.0%
    SembCorp Industries, Ltd.                                                       64,000              242,118               0.0%
#   SembCorp Marine, Ltd.                                                           38,000              107,655               0.0%
    Sheng Siong Group, Ltd.                                                        109,000               56,849               0.0%
#   SIA Engineering Co., Ltd.                                                       11,000               40,791               0.0%
    Sim Lian Group, Ltd.                                                            51,000               34,954               0.0%
    Sinarmas Land, Ltd.                                                            547,000              259,873               0.1%
    Singapore Airlines, Ltd.                                                        98,000              755,250               0.1%
    Singapore Exchange, Ltd.                                                        36,000              196,190               0.0%
    Singapore Post, Ltd.                                                           144,000              221,021               0.0%
#   Singapore Press Holdings, Ltd.                                                  58,000              193,322               0.0%
    Singapore Technologies Engineering, Ltd.                                        46,000              134,299               0.0%
    Singapore Telecommunications, Ltd.                                             147,000              432,662               0.1%
#*  Sino Grandness Food Industry Group, Ltd.                                       139,000               46,537               0.0%
    SMRT Corp., Ltd.                                                               106,000              122,997               0.0%
    Stamford Land Corp., Ltd.                                                      162,000               70,010               0.0%
    StarHub, Ltd.                                                                   20,000               64,286               0.0%
    Sunningdale Tech, Ltd.                                                         519,000               80,067               0.0%
*   SunVic Chemical Holdings, Ltd.                                                  90,000               40,639               0.0%
#   Super Group, Ltd.                                                              126,000              115,960               0.0%
    Swiber Holdings, Ltd.                                                          217,000               66,614               0.0%
#   Swissco Holdings, Ltd.                                                          98,500               62,560               0.0%
    Tat Hong Holdings, Ltd.                                                        172,000              105,171               0.0%
    Tiong Woon Corp. Holding, Ltd.                                                 136,000               31,262               0.0%
    Triyards holdings, Ltd.                                                         21,900               11,314               0.0%
    Tuan Sing Holdings, Ltd.                                                         2,531                  859               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SINGAPORE -- (Continued)
    UMS Holdings, Ltd.                                                             146,250    $          57,520               0.0%
#   United Engineers, Ltd.                                                          98,000              219,035               0.0%
#   United Envirotech, Ltd.                                                        116,000              132,411               0.0%
    United Industrial Corp., Ltd.                                                   98,975              257,510               0.1%
    United Overseas Bank, Ltd.                                                      29,763              533,224               0.1%
    UOB-Kay Hian Holdings, Ltd.                                                     88,035              104,855               0.0%
    UOL Group, Ltd.                                                                127,987              642,847               0.1%
    UPP Holdings, Ltd.                                                             134,000               26,716               0.0%
*   Vard Holdings, Ltd.                                                            223,000              119,252               0.0%
    Venture Corp., Ltd.                                                             98,000              590,293               0.1%
    Vibrant Group, Ltd.                                                            435,863               36,014               0.0%
    Wee Hur Holdings, Ltd.                                                         112,000               32,648               0.0%
    Wheelock Properties Singapore, Ltd.                                             10,000               14,033               0.0%
    Wilmar International, Ltd.                                                      93,000              231,820               0.0%
    Wing Tai Holdings, Ltd.                                                        136,768              190,564               0.0%
    Yeo Hiap Seng, Ltd.                                                             10,160               15,184               0.0%
    Yongnam Holdings, Ltd.                                                         596,000              106,884               0.0%
                                                                                              -----------------    ---------------
TOTAL SINGAPORE                                                                                      17,906,031               1.4%
                                                                                              -----------------    ---------------
SPAIN -- (2.3%)
    Abengoa SA                                                                       9,660               42,815               0.0%
#   Abengoa SA Class B                                                             113,376              479,198               0.0%
#   Abertis Infraestructuras SA                                                     19,638              409,491               0.0%
*   Acciona SA                                                                      12,651              884,159               0.1%
    Acerinox SA                                                                     23,261              346,109               0.0%
    ACS Actividades de Construccion y Servicios SA                                   6,875              255,184               0.0%
    Adveo Group International SA                                                     3,288               59,756               0.0%
*   Almirall SA                                                                     12,501              205,009               0.0%
    Amadeus IT Holding SA Class A                                                   16,494              606,850               0.1%
    Atresmedia Corp de Medios de Comunicacion SA                                     8,868              130,133               0.0%
    Banco Bilbao Vizcaya Argentaria SA                                             114,570            1,281,452               0.1%
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR                                35,935              401,035               0.0%
    Banco de Sabadell SA                                                           644,694            1,863,952               0.2%
    Banco Popular Espanol SA                                                       336,822            1,934,776               0.2%
    Banco Santander SA                                                             514,893            4,549,349               0.4%
#   Banco Santander SA Sponsored ADR                                                58,542              513,417               0.1%
*   Bankia SA                                                                      269,054              482,507               0.0%
    Bankinter SA                                                                   137,553            1,137,908               0.1%
*   Baron de Ley                                                                       967               87,742               0.0%
    Bolsas y Mercados Espanoles SA                                                  19,951              759,065               0.1%
    CaixaBank SA                                                                   125,559              686,204               0.1%
*   Caja de Ahorros del Mediterraneo                                                 8,736                   --               0.0%
#*  Cementos Portland Valderrivas SA                                                 4,951               26,396               0.0%
#   Cie Automotive SA                                                               11,979              162,516               0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                                      698              232,393               0.0%
*   Deoleo SA                                                                      275,264              127,698               0.0%
    Distribuidora Internacional de Alimentacion SA                                  69,728              443,036               0.0%
#   Duro Felguera SA                                                                21,132               95,720               0.0%
    Ebro Foods SA                                                                   17,048              305,152               0.0%
    Elecnor SA                                                                       6,222               69,397               0.0%
    Enagas SA                                                                       22,279              747,678               0.1%
    Ence Energia y Celulosa SA                                                      63,531              137,596               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SPAIN -- (Continued)
*   Ercros SA                                                                       29,067    $          17,286               0.0%
    Faes Farma SA                                                                   52,448              121,833               0.0%
    Ferrovial SA                                                                    15,762              322,255               0.0%
    Fluidra SA                                                                       6,648               21,774               0.0%
#*  Fomento de Construcciones y Contratas SA                                        11,817              217,395               0.0%
*   Gamesa Corp. Tecnologica SA                                                     76,785              758,101               0.1%
    Gas Natural SDG SA                                                              18,758              541,670               0.1%
    Grifols SA                                                                       6,558              267,791               0.0%
    Grupo Catalana Occidente SA                                                      9,114              274,982               0.0%
#*  Grupo Ezentis SA                                                                28,858               26,029               0.0%
    Iberdrola SA                                                                   400,479            2,834,957               0.2%
    Iberpapel Gestion SA                                                               130                1,962               0.0%
    Indra Sistemas SA                                                               28,349              313,183               0.0%
*   Inmobiliaria Colonial SA                                                        17,696               12,486               0.0%
*   Jazztel P.L.C.                                                                  53,543              856,023               0.1%
    Mapfre SA                                                                      126,004              432,074               0.0%
*   Mediaset Espana Comunicacion SA                                                 44,034              552,818               0.1%
#   Melia Hotels International SA                                                   13,052              130,561               0.0%
    Miquel y Costas & Miquel SA                                                      1,681               58,913               0.0%
#*  Natra SA                                                                        11,883               18,042               0.0%
#*  NH Hotel Group SA                                                               37,401              170,770               0.0%
    Obrascon Huarte Lain SA                                                         10,632              310,829               0.0%
    Papeles y Cartones de Europa SA                                                 23,301              121,704               0.0%
*   Pescanova SA                                                                     4,776                   --               0.0%
*   Promotora de Informaciones SA Class A                                          230,144               65,096               0.0%
    Prosegur Cia de Seguridad SA                                                    44,899              263,724               0.0%
#*  Realia Business SA                                                              14,616               21,313               0.0%
    Red Electrica Corp. SA                                                           7,182              627,572               0.1%
    Repsol SA                                                                       66,432            1,484,687               0.1%
    Repsol SA Sponsored ADR                                                          9,003              201,757               0.0%
*   Sacyr SA                                                                        49,406              217,081               0.0%
*   Solaria Energia y Medio Ambiente SA                                              8,257                9,369               0.0%
    Tecnicas Reunidas SA                                                             7,005              345,089               0.0%
*   Telecomunicaciones y Energia                                                    12,308               21,242               0.0%
    Telefonica SA                                                                   70,183            1,056,091               0.1%
    Telefonica SA Sponsored ADR                                                      7,184              107,616               0.0%
    Tubacex SA                                                                      36,344              154,560               0.0%
    Tubos Reunidos SA                                                               29,237               85,640               0.0%
    Vidrala SA                                                                       4,838              192,209               0.0%
    Viscofan SA                                                                      9,066              533,086               0.1%
*   Vocento SA                                                                         341                  653               0.0%
    Zardoya Otis SA                                                                 10,842              126,418               0.0%
*   Zeltia SA                                                                       40,950              133,638               0.0%
                                                                                              -----------------    ---------------
TOTAL SPAIN                                                                                          33,493,972               2.6%
                                                                                              -----------------    ---------------
SWEDEN -- (2.8%)
    AAK AB                                                                           5,537              300,315               0.0%
    Acando AB                                                                       18,648               28,731               0.0%
    AddTech AB Class B                                                              11,132              157,788               0.0%
    AF AB Class B                                                                   27,148              411,423               0.0%
    Alfa Laval AB                                                                    9,466              195,131               0.0%
#*  Arise AB                                                                         1,403                3,224               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWEDEN -- (Continued)
    Assa Abloy AB Class B                                                           15,042   $          798,498               0.1%
    Avanza Bank Holding AB                                                           5,384              171,551               0.0%
    Axfood AB                                                                        4,123              253,708               0.0%
#   Axis Communications AB                                                           8,302              226,947               0.0%
    B&B Tools AB Class B                                                            10,741              201,364               0.0%
    Beijer Alma AB                                                                   4,922              114,532               0.0%
    Beijer Electronics AB                                                              728                5,401               0.0%
    Beijer Ref AB Class B                                                            5,568              101,135               0.0%
    Betsson AB                                                                       9,315              329,121               0.0%
    Bilia AB Class A                                                                10,790              306,291               0.0%
    BillerudKorsnas AB                                                              70,705            1,031,287               0.1%
    BioGaia AB Class B                                                               1,367               34,831               0.0%
#   Biotage AB                                                                      10,917               17,398               0.0%
    Bjoern Borg AB                                                                   5,637               17,130               0.0%
    Boliden AB                                                                      86,541            1,430,294               0.1%
    Bulten AB                                                                        5,341               44,518               0.0%
    Bure Equity AB                                                                  26,556              111,293               0.0%
    Byggmax Group AB                                                                27,903              173,162               0.0%
    Castellum AB                                                                    19,653              301,381               0.0%
#   Cavotec SA                                                                       1,266                4,141               0.0%
#*  CDON Group AB                                                                   13,212               35,717               0.0%
    Clas Ohlson AB Class B                                                           6,555              112,969               0.0%
*   Cloetta AB Class B                                                              18,396               53,413               0.0%
    Concentric AB                                                                   12,564              153,732               0.0%
*   Concordia Maritime AB Class B                                                   10,317               15,481               0.0%
*   CyberCom Group AB                                                               40,014               14,184               0.0%
    Dios Fastigheter AB                                                              4,962               33,619               0.0%
    Doro AB                                                                          6,042               26,610               0.0%
    Duni AB                                                                         15,309              218,275               0.0%
    Electrolux AB Series B                                                          25,236              715,057               0.1%
    Elekta AB Class B                                                               13,870              142,235               0.0%
#*  Eniro AB                                                                        53,618               59,008               0.0%
    Fabege AB                                                                       18,163              233,152               0.0%
*   Fastighets AB Balder                                                             5,442               70,906               0.0%
    Getinge AB Class B                                                              14,356              329,372               0.0%
    Gunnebo AB                                                                      22,223              112,334               0.0%
    Haldex AB                                                                       25,076              307,756               0.0%
    Hexagon AB Class B                                                              15,394              519,479               0.1%
    Hexpol AB                                                                        5,106              452,377               0.0%
    HIQ International AB                                                            12,845               69,495               0.0%
    Holmen AB Class B                                                               21,505              711,763               0.1%
    Hufvudstaden AB Class A                                                          2,399               31,129               0.0%
    Husqvarna AB Class A                                                            16,925              125,466               0.0%
    Husqvarna AB Class B                                                           103,112              769,848               0.1%
    ICA Gruppen AB                                                                  20,974              839,812               0.1%
    Industrial & Financial Systems Class B                                           6,123              190,661               0.0%
    Indutrade AB                                                                     3,575              144,364               0.0%
    Intrum Justitia AB                                                              17,836              531,186               0.1%
    JM AB                                                                           18,204              588,394               0.1%
*   Kambi Group P.L.C. Class B                                                         698                6,666               0.0%
*   KappAhl AB                                                                      25,937              143,768               0.0%
#*  Karolinska Development AB Class B                                                1,834                3,127               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWEDEN -- (Continued)
    Klovern AB                                                                       4,341    $          22,101               0.0%
    KNOW IT AB                                                                       5,593               40,889               0.0%
    Kungsleden AB                                                                   21,169              132,055               0.0%
    Lagercrantz AB Class B                                                           3,413               64,698               0.0%
*   Lindab International AB                                                         29,018              266,794               0.0%
    Loomis AB Class B                                                               17,254              475,331               0.0%
*   Lundin Petroleum AB                                                              7,830              110,674               0.0%
    Meda AB Class A                                                                108,053            1,415,072               0.1%
#*  Medivir AB Class B                                                              10,854              183,282               0.0%
#   Mekonomen AB                                                                     7,721              162,859               0.0%
    Millicom International Cellular SA                                               2,531              206,569               0.0%
    Modern Times Group AB Class B                                                   11,714              362,150               0.0%
    MQ Holding AB                                                                   13,911               63,343               0.0%
    Mycronic AB                                                                     35,480               96,359               0.0%
    NCC AB Class A                                                                     516               15,208               0.0%
#   NCC AB Class B                                                                  23,066              678,488               0.1%
    Net Entertainment NE AB                                                          6,716              207,530               0.0%
    Nibe Industrier AB Class B                                                      13,665              362,727               0.0%
    Nobia AB                                                                        39,782              323,380               0.0%
    Nolato AB Class B                                                               11,530              266,615               0.0%
    Nordea Bank AB                                                                 142,263            1,829,752               0.2%
    Nordnet AB Class B                                                              31,007              109,424               0.0%
    OEM International AB Class B                                                     1,100               14,288               0.0%
#   Oriflame Cosmetics SA                                                            3,042               53,175               0.0%
#*  PA Resources AB                                                                  1,706                  658               0.0%
    Peab AB                                                                         80,068              543,587               0.1%
#*  Pricer AB Class B                                                               45,176               33,718               0.0%
    Proact IT Group AB                                                               1,449               15,938               0.0%
    Proffice AB Class B                                                             15,374               38,867               0.0%
#   Ratos AB Class B                                                                97,552              654,728               0.1%
*   Rezidor Hotel Group AB                                                          21,677               94,651               0.0%
    Saab AB Class B                                                                 26,267              709,397               0.1%
    Sandvik AB                                                                      61,381              674,277               0.1%
*   SAS AB                                                                          66,288              102,020               0.0%
    Securitas AB Class B                                                            38,922              430,696               0.0%
    Semcon AB                                                                        5,805               42,512               0.0%
    Skandinaviska Enskilda Banken AB Class A                                       117,140            1,504,577               0.1%
    Skanska AB Class B                                                              31,536              642,844               0.1%
    SKF AB Class B                                                                  19,381              388,733               0.0%
    SkiStar AB                                                                      10,926              125,113               0.0%
*   SSAB AB Class A(BPRBWK4)                                                        19,797              140,792               0.0%
#*  SSAB AB Class A(B17H0S8)                                                        68,211              494,970               0.1%
*   SSAB AB Class B(BPRBWM6)                                                        50,538              326,931               0.0%
*   SSAB AB Class B(B17H3F6)                                                         9,157               58,646               0.0%
    Svenska Cellulosa AB Class A                                                     5,303              119,140               0.0%
    Svenska Cellulosa AB Class B                                                    51,350            1,150,573               0.1%
    Svenska Handelsbanken AB Class A                                                23,469            1,121,940               0.1%
    Svenska Handelsbanken AB Class B                                                   918               42,169               0.0%
    Sweco AB Class B                                                                 6,755               94,095               0.0%
    Swedbank AB Class A                                                             42,611            1,129,220               0.1%
    Swedish Match AB                                                                 7,575              246,317               0.0%
*   Swedish Orphan Biovitrum AB                                                     34,824              398,293               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWEDEN -- (Continued)
    Systemair AB                                                                       819    $          10,847               0.0%
    Tele2 AB Class B                                                               142,460            1,810,039               0.2%
    Telefonaktiebolaget LM Ericsson Class A                                          4,300               47,896               0.0%
    Telefonaktiebolaget LM Ericsson Class B                                         80,470              950,865               0.1%
    TeliaSonera AB                                                                 116,098              803,952               0.1%
#   TradeDoubler AB                                                                  9,598               10,071               0.0%
*   Transcom WorldWide SA                                                          106,474               15,842               0.0%
#   Transmode AB                                                                     1,524               11,323               0.0%
    Trelleborg AB Class B                                                           60,127            1,029,395               0.1%
    Unibet Group P.L.C.                                                              7,747              446,536               0.0%
    Vitrolife AB                                                                     2,365               47,885               0.0%
    Volvo AB Class A                                                                13,728              160,013               0.0%
    Volvo AB Class B                                                                52,952              611,089               0.1%
    Wallenstam AB Class B                                                           10,848              163,669               0.0%
    Wihlborgs Fastigheter AB                                                         8,920              156,442               0.0%
                                                                                              -----------------    ---------------
TOTAL SWEDEN                                                                                         39,595,979               3.0%
                                                                                              -----------------    ---------------
SWITZERLAND -- (5.9%)
    ABB, Ltd.                                                                       59,711            1,309,980               0.1%
#   ABB, Ltd. Sponsored ADR                                                         16,820              369,031               0.0%
    Actelion, Ltd.                                                                   5,976              711,713               0.1%
    Adecco SA                                                                       22,434            1,520,613               0.1%
    AFG Arbonia-Forster Holding AG                                                   6,902              168,473               0.0%
    Allreal Holding AG                                                               5,118              677,459               0.1%
    Alpiq Holding AG                                                                   657               66,100               0.0%
    ALSO Holding AG                                                                    321               17,517               0.0%
    ams AG                                                                          20,295              727,758               0.1%
    APG SGA SA                                                                         523              152,282               0.0%
    Aryzta AG                                                                       25,690            2,191,397               0.2%
    Ascom Holding AG                                                                20,512              301,083               0.0%
    Autoneum Holding AG                                                              2,033              338,770               0.0%
#   Bachem Holding AG Class B                                                          888               45,164               0.0%
    Baloise Holding AG                                                              12,300            1,548,383               0.1%
    Bank Coop AG                                                                     1,479               65,309               0.0%
    Banque Cantonale de Geneve                                                         163               36,002               0.0%
    Banque Cantonale Vaudoise                                                        1,054              564,503               0.1%
    Barry Callebaut AG                                                                 295              309,623               0.0%
    Basler Kantonalbank                                                                599               39,948               0.0%
    Belimo Holding AG                                                                  103              255,639               0.0%
    Bell AG                                                                             32               73,876               0.0%
#   Berner Kantonalbank AG                                                           1,342              250,808               0.0%
    Bobst Group SA                                                                   4,877              212,270               0.0%
    Bossard Holding AG Class A                                                       1,974              200,081               0.0%
    Bucher Industries AG                                                             3,203              813,603               0.1%
    Burckhardt Compression Holding AG                                                  548              234,785               0.0%
    Burkhalter Holding AG                                                            1,062               89,976               0.0%
    Calida Holding AG                                                                   57                2,202               0.0%
    Carlo Gavazzi Holding AG                                                            42                9,950               0.0%
    Cham Paper Holding AG                                                               17                4,257               0.0%
*   Charles Voegele Holding AG                                                       4,299               65,498               0.0%
    Chocoladefabriken Lindt & Sprungli AG                                                3              179,695               0.0%
    Cie Financiere Richemont SA                                                     11,991            1,011,007               0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWITZERLAND -- (Continued)
    Cie Financiere Tradition SA                                                        319    $          14,312               0.0%
    Clariant AG                                                                    127,828            2,229,708               0.2%
*   Coca-Cola HBC AG ADR                                                             7,574              164,522               0.0%
    Coltene Holding AG                                                               2,041              126,879               0.0%
    Conzzeta AG                                                                         58              204,654               0.0%
    Credit Suisse Group AG                                                          94,484            2,517,412               0.2%
#   Credit Suisse Group AG Sponsored ADR                                            15,501              412,947               0.0%
    Daetwyler Holding AG                                                             1,765              223,773               0.0%
#   DKSH Holding AG                                                                  4,998              369,549               0.0%
*   Dufry AG                                                                         7,512            1,083,006               0.1%
    Edmond de Rothschild Suisse SA                                                       1               15,905               0.0%
    EFG International AG                                                            21,411              222,616               0.0%
    Emmi AG                                                                          1,229              434,399               0.0%
    EMS-Chemie Holding AG                                                              439              158,097               0.0%
#   Energiedienst Holding AG                                                         1,258               41,196               0.0%
#*  Evolva Holding SA                                                                4,494                5,689               0.0%
    Feintool International Holding AG                                                  426               38,794               0.0%
    Flughafen Zuerich AG                                                             2,148            1,368,744               0.1%
    Forbo Holding AG                                                                   550              571,299               0.1%
#   Galenica AG                                                                        975              834,337               0.1%
    GAM Holding AG                                                                  82,449            1,408,053               0.1%
    Gategroup Holding AG                                                            12,392              279,234               0.0%
    Geberit AG                                                                       2,072              707,246               0.1%
    Georg Fischer AG                                                                 2,205            1,273,552               0.1%
    Givaudan SA                                                                        604            1,008,663               0.1%
    Gurit Holding AG                                                                   216               90,467               0.0%
    Helvetia Holding AG                                                              2,463            1,171,195               0.1%
    Holcim, Ltd.                                                                    28,208            2,002,049               0.2%
    Huber & Suhner AG                                                                4,937              243,534               0.0%
    Implenia AG                                                                      5,105              275,238               0.0%
    Inficon Holding AG                                                                 488              152,252               0.0%
    Interroll Holding AG                                                               309              175,700               0.0%
    Intershop Holdings AG                                                              257               94,849               0.0%
    Julius Baer Group, Ltd.                                                         56,140            2,461,050               0.2%
    Jungfraubahn Holding AG                                                             27                2,119               0.0%
    Kaba Holding AG Class B                                                          1,390              662,712               0.1%
    Kardex AG                                                                        4,236              191,628               0.0%
    Komax Holding AG                                                                 1,955              288,062               0.0%
    Kudelski SA                                                                     22,484              286,754               0.0%
    Kuehne + Nagel International AG                                                  2,059              268,350               0.0%
    Kuoni Reisen Holding AG                                                          1,593              434,287               0.0%
    LEM Holding SA                                                                     136              102,061               0.0%
    Liechtensteinische Landesbank AG                                                 4,097              164,427               0.0%
*   LifeWatch AG                                                                     2,259               21,566               0.0%
    Logitech International SA(H50430232)                                             1,770               25,152               0.0%
    Logitech International SA(B18ZRK2)                                              46,055              652,036               0.1%
    Lonza Group AG                                                                  19,866            2,188,965               0.2%
    Luzerner Kantonalbank AG                                                         1,263              456,829               0.1%
    MCH Group AG                                                                       200               13,308               0.0%
    Metall Zug AG                                                                       42              103,561               0.0%
#*  Meyer Burger Technology AG                                                      32,461              273,829               0.0%
    Micronas Semiconductor Holding AG                                               18,141              121,358               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWITZERLAND -- (Continued)
    Mikron Holding AG                                                                4,766    $          32,306               0.0%
*   Mobilezone Holding AG                                                            7,511               79,977               0.0%
    Mobimo Holding AG                                                                2,825              556,832               0.1%
    Nestle SA                                                                       92,984            6,818,898               0.5%
    Nobel Biocare Holding AG                                                        17,539              310,632               0.0%
    Novartis AG                                                                     53,863            4,998,640               0.4%
    Novartis AG ADR                                                                 22,831            2,116,205               0.2%
    OC Oerlikon Corp. AG                                                            70,031              886,105               0.1%
*   Orascom Development Holding AG                                                   6,426              112,172               0.0%
#*  Orell Fuessli Holding AG                                                           184               17,803               0.0%
    Orior AG                                                                         1,130               61,094               0.0%
    Panalpina Welttransport Holding AG                                               1,819              235,637               0.0%
    Partners Group Holding AG                                                        1,132              301,238               0.0%
    Phoenix Mecano AG                                                                  200               90,406               0.0%
    PSP Swiss Property AG                                                            1,506              129,255               0.0%
    Rieter Holding AG                                                                1,736              320,590               0.0%
    Romande Energie Holding SA                                                          52               57,780               0.0%
    Schaffner Holding AG                                                               327               94,656               0.0%
    Schindler Holding AG                                                               551               74,596               0.0%
*   Schmolz + Bickenbach AG                                                        310,797              375,307               0.0%
    Schweiter Technologies AG                                                          308              222,404               0.0%
    SGS SA                                                                             201              441,903               0.1%
    Siegfried Holding AG                                                             1,861              286,046               0.0%
    Sika AG                                                                            334            1,193,924               0.1%
    Sonova Holding AG                                                                1,172              182,751               0.0%
    St Galler Kantonalbank AG                                                          830              300,192               0.0%
    Straumann Holding AG                                                               679              167,173               0.0%
    Sulzer AG                                                                        6,928              789,646               0.1%
    Swatch Group AG (The)(7184725)                                                   3,067            1,454,868               0.1%
    Swatch Group AG (The)(7184736)                                                   1,759              148,816               0.0%
    Swiss Life Holding AG                                                            8,390            1,925,008               0.2%
    Swiss Re AG                                                                     49,846            4,030,588               0.3%
    Swisscom AG                                                                      1,139              671,464               0.1%
*   Swisslog Holding AG                                                             91,842              128,037               0.0%
    Swissquote Group Holding SA                                                      3,840              119,768               0.0%
    Syngenta AG                                                                      3,296            1,019,312               0.1%
    Syngenta AG ADR                                                                  2,693              166,966               0.0%
    Tamedia AG                                                                         359               47,130               0.0%
    Tecan Group AG                                                                   3,097              327,103               0.0%
    Temenos Group AG                                                                16,040              560,010               0.1%
#*  Tornos Holding AG                                                                2,333               13,928               0.0%
    U-Blox AG                                                                        2,408              325,524               0.0%
    UBS AG(H89231338)                                                               92,566            1,608,797               0.1%
    UBS AG(B18YFJ4)                                                                 68,935            1,198,651               0.1%
    Valiant Holding AG                                                               5,981              523,129               0.1%
    Valora Holding AG                                                                1,673              346,527               0.0%
    Vaudoise Assurances Holding SA Class B                                             452              197,677               0.0%
    Vetropack Holding AG                                                                68              116,101               0.0%
#   Vontobel Holding AG                                                             10,159              369,244               0.0%
    VP Bank AG                                                                       1,628              135,002               0.0%
    Walliser Kantonalbank                                                               41               30,950               0.0%
*   Walter Meier AG                                                                    525               21,021               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWITZERLAND -- (Continued)
    Ypsomed Holding AG                                                                 784    $          70,468               0.0%
#   Zehnder Group AG                                                                 3,936              154,742               0.0%
    Zug Estates Holding AG                                                              50               60,615               0.0%
    Zuger Kantonalbank AG                                                               22              101,723               0.0%
    Zurich Insurance Group AG                                                       15,572            4,712,530               0.4%
                                                                                              -----------------    ---------------
TOTAL SWITZERLAND                                                                                    85,042,546               6.5%
                                                                                              -----------------    ---------------
UNITED KINGDOM -- (16.5%)
    4imprint Group P.L.C.                                                              979               12,307               0.0%
    888 Holdings P.L.C.                                                             62,932              129,013               0.0%
    A.G. BARR P.L.C.                                                                15,169              143,310               0.0%
    Aberdeen Asset Management P.L.C.                                               110,063              765,446               0.1%
    Acal P.L.C.                                                                      5,153               17,338               0.0%
    Admiral Group P.L.C.                                                            14,066              300,972               0.0%
*   Afren P.L.C.                                                                   449,270              553,930               0.0%
    African Barrick Gold P.L.C.                                                     63,219              208,266               0.0%
*   Aga Rangemaster Group P.L.C.                                                    43,446              101,601               0.0%
    Aggreko P.L.C.                                                                  31,094              758,641               0.1%
    Alent P.L.C.                                                                    94,436              507,058               0.0%
    AMEC P.L.C.                                                                     62,426            1,040,900               0.1%
    Amlin P.L.C.                                                                   163,072            1,190,186               0.1%
    Anglo American P.L.C.                                                          214,596            4,530,883               0.4%
    Anglo Pacific Group P.L.C.                                                      33,437               70,836               0.0%
    Anglo-Eastern Plantations P.L.C.                                                    19                  196               0.0%
    Anite P.L.C.                                                                    76,270              106,570               0.0%
    Antofagasta P.L.C.                                                              36,033              405,796               0.0%
    ARM Holdings P.L.C.                                                             29,062              411,441               0.0%
    ARM Holdings P.L.C. Sponsored ADR                                                2,285               97,592               0.0%
    Ashmore Group P.L.C.                                                            75,862              387,382               0.0%
    Ashtead Group P.L.C.                                                            99,963            1,674,803               0.1%
    Associated British Foods P.L.C.                                                 18,738              826,942               0.1%
    AstraZeneca P.L.C.                                                                 956               69,834               0.0%
    AstraZeneca P.L.C. Sponsored ADR                                                25,379            1,851,144               0.1%
    Aveva Group P.L.C.                                                               6,921              169,822               0.0%
    Aviva P.L.C.                                                                   255,520            2,137,234               0.2%
    Aviva P.L.C. Sponsored ADR                                                      10,982              182,850               0.0%
    Babcock International Group P.L.C.                                              47,748              838,027               0.1%
    BAE Systems P.L.C.                                                             197,334            1,453,218               0.1%
    Balfour Beatty P.L.C.                                                          238,890              590,192               0.1%
    Bank of Georgia Holdings P.L.C.                                                 10,094              413,981               0.0%
    Barclays P.L.C.                                                                261,975            1,007,534               0.1%
    Barclays P.L.C. Sponsored ADR                                                  138,287            2,129,620               0.2%
    Barratt Developments P.L.C.                                                    440,009            2,957,906               0.2%
    BBA Aviation P.L.C.                                                            121,785              689,396               0.1%
    Beazley P.L.C.                                                                 230,795              969,388               0.1%
    Bellway P.L.C.                                                                  41,816            1,172,985               0.1%
    Berendsen P.L.C.                                                                53,264              862,508               0.1%
    Berkeley Group Holdings P.L.C.                                                  41,974            1,535,043               0.1%
    Betfair Group P.L.C.                                                            12,398              240,248               0.0%
    BG Group P.L.C.                                                                132,145            2,202,333               0.2%
    BHP Billiton P.L.C.                                                              3,376               87,224               0.0%
#   BHP Billiton P.L.C. ADR                                                         28,413            1,478,613               0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Bloomsbury Publishing P.L.C.                                                     1,815    $           4,659               0.0%
    Bodycote P.L.C.                                                                 64,574              646,301               0.1%
    Booker Group P.L.C.                                                            273,141              613,841               0.1%
    Boot Henry P.L.C.                                                                  736                2,272               0.0%
    Bovis Homes Group P.L.C.                                                        53,833              727,029               0.1%
    BP P.L.C.                                                                      311,879            2,243,939               0.2%
    BP P.L.C. Sponsored ADR                                                        139,975            6,083,313               0.5%
    Braemar Shipping Services P.L.C.                                                 1,625               12,214               0.0%
    Brammer P.L.C.                                                                  11,857               61,602               0.0%
    Brewin Dolphin Holdings P.L.C.                                                  94,726              431,391               0.0%
    British Polythene Industries P.L.C.                                              9,952              103,092               0.0%
    British Sky Broadcasting Group P.L.C.                                           45,188              640,416               0.1%
    Britvic P.L.C.                                                                  64,300              701,063               0.1%
*   BTG P.L.C.                                                                      82,669              999,283               0.1%
    Bunzl P.L.C.                                                                    18,629              505,879               0.0%
    Burberry Group P.L.C.                                                           27,349              672,062               0.1%
    Bwin.Party Digital Entertainment P.L.C.                                        241,428              347,056               0.0%
    Cable & Wireless Communications P.L.C.                                         820,162              633,797               0.1%
*   Cairn Energy P.L.C.                                                             13,833               32,351               0.0%
    Cape P.L.C.                                                                     49,508              214,172               0.0%
    Capita P.L.C.                                                                   29,905              525,787               0.0%
    Capital & Counties Properties P.L.C.                                             1,729                9,459               0.0%
    Capital & Regional P.L.C.                                                       34,857               26,860               0.0%
    Carclo P.L.C.                                                                    6,128                8,706               0.0%
    Carillion P.L.C.                                                               144,464              769,649               0.1%
    Carnival P.L.C.                                                                 12,712              506,903               0.0%
    Carnival P.L.C. ADR                                                              4,499              179,240               0.0%
    Castings P.L.C.                                                                  9,986               70,127               0.0%
    Catlin Group, Ltd.                                                             199,452            1,713,449               0.1%
    Centamin P.L.C.                                                                470,203              385,031               0.0%
    Centaur Media P.L.C.                                                             3,412                3,164               0.0%
    Centrica P.L.C.                                                                336,904            1,633,975               0.1%
    Chemring Group P.L.C.                                                          102,517              400,102               0.0%
    Chesnara P.L.C.                                                                 47,334              260,716               0.0%
    Chime Communications P.L.C.                                                     14,821               65,772               0.0%
    Cineworld Group P.L.C.                                                          70,040              375,471               0.0%
    Clarkson P.L.C.                                                                  1,048               37,711               0.0%
    Close Brothers Group P.L.C.                                                     48,136            1,129,612               0.1%
    Cobham P.L.C.                                                                  250,041            1,166,362               0.1%
    Coca-Cola HBC AG                                                                12,535              273,445               0.0%
*   Colt Group SA                                                                  164,041              361,420               0.0%
    Communisis P.L.C.                                                              101,723               89,715               0.0%
    Compass Group P.L.C.                                                            76,919            1,241,536               0.1%
    Computacenter P.L.C.                                                            30,884              305,430               0.0%
    Connect Group P.L.C.                                                            33,764               95,185               0.0%
    Consort Medical P.L.C.                                                           8,267               95,052               0.0%
    Costain Group P.L.C.                                                             9,058               42,239               0.0%
    Cranswick P.L.C.                                                                17,659              400,938               0.0%
    Creston P.L.C.                                                                   3,606                6,666               0.0%
    Croda International P.L.C.                                                      25,481              936,843               0.1%
    CSR P.L.C.                                                                      55,173              741,483               0.1%
    CSR P.L.C. ADR                                                                     700               37,541               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Daily Mail & General Trust P.L.C.                                               69,119    $         874,596               0.1%
    Dairy Crest Group P.L.C.                                                        58,729              392,315               0.0%
    Darty P.L.C.                                                                    41,880               50,903               0.0%
    DCC P.L.C.                                                                      19,149            1,073,125               0.1%
    De La Rue P.L.C.                                                                 8,843               74,048               0.0%
    Debenhams P.L.C.                                                               497,111              516,130               0.0%
    Dechra Pharmaceuticals P.L.C.                                                   29,089              353,719               0.0%
    Development Securities P.L.C.                                                   40,772              138,121               0.0%
    Devro P.L.C.                                                                    67,703              295,195               0.0%
    Dialight P.L.C.                                                                  2,870               39,421               0.0%
    Dignity P.L.C.                                                                  14,409              362,236               0.0%
    Diploma P.L.C.                                                                  43,489              483,964               0.0%
    Direct Line Insurance Group P.L.C.                                              62,205              275,174               0.0%
    Dixons Carphone P.L.C.                                                         132,443              840,986               0.1%
    Domino Printing Sciences P.L.C.                                                 42,280              408,917               0.0%
    Domino's Pizza Group P.L.C.                                                     22,020              224,310               0.0%
    Drax Group P.L.C.                                                              125,752            1,196,529               0.1%
    DS Smith P.L.C.                                                                259,680            1,102,927               0.1%
    Dunelm Group P.L.C.                                                             12,698              171,277               0.0%
    E2V Technologies P.L.C.                                                         29,334               75,256               0.0%
    easyJet P.L.C.                                                                  41,139              988,527               0.1%
    Electrocomponents P.L.C.                                                       202,665              745,234               0.1%
    Elementis P.L.C.                                                               180,746              765,486               0.1%
*   EnQuest P.L.C.                                                                 366,371              407,455               0.0%
*   Enterprise Inns P.L.C.                                                         206,247              422,544               0.0%
    Essentra P.L.C.                                                                 53,129              584,960               0.1%
    Euromoney Institutional Investor P.L.C.                                          5,912               99,600               0.0%
    Evraz P.L.C.                                                                    45,932               95,217               0.0%
    Experian P.L.C.                                                                 53,125              798,795               0.1%
    Fenner P.L.C.                                                                   78,601              389,015               0.0%
    Ferrexpo P.L.C.                                                                 79,470              107,317               0.0%
    Fidessa Group P.L.C.                                                            10,067              377,101               0.0%
*   Findel P.L.C.                                                                   17,993               76,001               0.0%
*   Firstgroup P.L.C.                                                              514,863              927,843               0.1%
*   Fortune Oil P.L.C.                                                             427,324               54,553               0.0%
*   French Connection Group P.L.C.                                                   9,786                7,868               0.0%
    Fresnillo P.L.C.                                                                   219                2,447               0.0%
    Friends Life Group, Ltd.                                                       461,924            2,395,548               0.2%
    Fuller Smith & Turner                                                            7,612              113,990               0.0%
    G4S P.L.C.                                                                     203,272              832,042               0.1%
    Galliford Try P.L.C.                                                            32,473              635,546               0.1%
*   Gem Diamonds, Ltd.                                                              50,403              125,405               0.0%
    Genus P.L.C.                                                                    10,956              215,827               0.0%
    GKN P.L.C.                                                                     197,612            1,009,783               0.1%
    Glencore P.L.C.                                                                235,725            1,209,421               0.1%
    Go-Ahead Group P.L.C.                                                           11,527              453,850               0.0%
    Grafton Group P.L.C.                                                            72,417              735,131               0.1%
    Greencore Group P.L.C.                                                         182,651              766,405               0.1%
    Greene King P.L.C.                                                              77,147              991,837               0.1%
    Greggs P.L.C.                                                                   52,965              513,749               0.0%
    Halfords Group P.L.C.                                                           96,461              765,734               0.1%
    Halma P.L.C.                                                                    86,803              866,114               0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Hargreaves Lansdown P.L.C.                                                      15,573    $         248,144               0.0%
    Hays P.L.C.                                                                    393,986              778,123               0.1%
    Headlam Group P.L.C.                                                            17,739              111,001               0.0%
    Helical Bar P.L.C.                                                              49,359              276,708               0.0%
    Henderson Group P.L.C.                                                         241,450              813,127               0.1%
    Hikma Pharmaceuticals P.L.C.                                                    31,569              957,503               0.1%
    Hill & Smith Holdings P.L.C.                                                    34,743              315,661               0.0%
    Hilton Food Group P.L.C.                                                           435                2,608               0.0%
    Hiscox, Ltd.                                                                   101,931            1,111,737               0.1%
*   Hochschild Mining P.L.C.                                                        52,650               83,244               0.0%
    Hogg Robinson Group P.L.C.                                                       4,980                3,413               0.0%
    Home Retail Group P.L.C.                                                       385,828            1,132,228               0.1%
    Homeserve P.L.C.                                                               106,245              587,022               0.1%
    Howden Joinery Group P.L.C.                                                    166,412              913,041               0.1%
    HSBC Holdings P.L.C.                                                            22,970              234,188               0.0%
#   HSBC Holdings P.L.C. Sponsored ADR                                             186,519            9,516,199               0.7%
    Hunting P.L.C.                                                                  43,250              509,445               0.0%
    Huntsworth P.L.C.                                                               36,761               26,145               0.0%
    ICAP P.L.C.                                                                    152,908            1,026,580               0.1%
    IG Group Holdings P.L.C.                                                        92,271              889,258               0.1%
*   Imagination Technologies Group P.L.C.                                           30,111               92,105               0.0%
    IMI P.L.C.                                                                      16,892              330,793               0.0%
    Imperial Tobacco Group P.L.C.                                                   24,337            1,057,244               0.1%
    Inchcape P.L.C.                                                                151,175            1,684,136               0.1%
    Informa P.L.C.                                                                 162,563            1,253,256               0.1%
    Inmarsat P.L.C.                                                                110,029            1,208,106               0.1%
    Innovation Group P.L.C.                                                        285,545              123,583               0.0%
    InterContinental Hotels Group P.L.C.                                            10,739              407,908               0.0%
    InterContinental Hotels Group P.L.C. ADR                                         1,347               51,202               0.0%
*   International Consolidated Airlines Group SA                                   189,265            1,241,575               0.1%
*   International Ferro Metals, Ltd.                                                82,212                7,569               0.0%
    Interserve P.L.C.                                                               53,044              538,541               0.0%
    Intertek Group P.L.C.                                                           10,066              438,738               0.0%
    Investec P.L.C.                                                                156,294            1,433,133               0.1%
*   IP Group P.L.C.                                                                 29,743               98,873               0.0%
    ITE Group P.L.C.                                                                63,503              173,266               0.0%
    ITV P.L.C.                                                                     239,315              777,459               0.1%
    J D Wetherspoon P.L.C.                                                          41,170              556,620               0.0%
#   J Sainsbury P.L.C.                                                             268,940            1,059,505               0.1%
    James Fisher & Sons P.L.C.                                                      15,830              330,029               0.0%
    Jardine Lloyd Thompson Group P.L.C.                                             26,214              399,689               0.0%
    JD Sports Fashion P.L.C.                                                        18,768              138,796               0.0%
#*  JKX Oil & Gas P.L.C.                                                            65,541               39,949               0.0%
    John Menzies P.L.C.                                                             13,641              108,217               0.0%
    John Wood Group P.L.C.                                                         101,545            1,077,403               0.1%
    Johnson Matthey P.L.C.                                                          24,671            1,177,850               0.1%
*   Johnston Press P.L.C.                                                           72,415                4,007               0.0%
    Jupiter Fund Management P.L.C.                                                  71,822              411,883               0.0%
*   Kazakhmys P.L.C.                                                                65,810              242,795               0.0%
    Kcom Group P.L.C.                                                              164,283              244,600               0.0%
    Keller Group P.L.C.                                                             32,015              427,773               0.0%
    Kier Group P.L.C.                                                               14,292              340,844               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Kingfisher P.L.C.                                                              179,266    $         868,448               0.1%
    Ladbrokes P.L.C.                                                               278,530              527,553               0.0%
    Laird P.L.C.                                                                   124,397              627,893               0.1%
*   Lamprell P.L.C.                                                                130,782              306,885               0.0%
    Lancashire Holdings, Ltd.                                                       60,286              646,194               0.1%
    Laura Ashley Holdings P.L.C.                                                    22,105                9,794               0.0%
    Lavendon Group P.L.C.                                                           37,311              109,506               0.0%
    Legal & General Group P.L.C.                                                   493,055            1,827,403               0.1%
*   Lloyds Banking Group P.L.C.                                                  2,860,531            3,532,438               0.3%
*   Lloyds Banking Group P.L.C. ADR                                                 86,406              425,118               0.0%
    London Stock Exchange Group P.L.C.                                              31,216            1,008,077               0.1%
#*  Lonmin P.L.C.                                                                  219,185              614,394               0.1%
    Lookers P.L.C.                                                                  87,791              195,251               0.0%
    Low & Bonar P.L.C.                                                              33,427               29,656               0.0%
    LSL Property Services P.L.C.                                                     3,008               15,068               0.0%
    Man Group P.L.C.                                                             1,063,704            2,109,083               0.2%
    Management Consulting Group P.L.C.                                              29,849                8,409               0.0%
    Marks & Spencer Group P.L.C.                                                    81,761              532,413               0.0%
    Marshalls P.L.C.                                                                56,963              181,780               0.0%
    Marston's P.L.C.                                                               274,849              663,817               0.1%
    McBride P.L.C.                                                                  40,404               51,388               0.0%
    Mears Group P.L.C.                                                              27,942              197,419               0.0%
#*  Mecom Group P.L.C.                                                              48,620              101,084               0.0%
    Meggitt P.L.C.                                                                 151,345            1,093,226               0.1%
    Melrose Industries P.L.C.                                                      256,255            1,053,231               0.1%
    Michael Page International P.L.C.                                               59,999              374,098               0.0%
    Micro Focus International P.L.C.                                                23,302              371,230               0.0%
    Millennium & Copthorne Hotels P.L.C.                                            57,003              520,005               0.0%
*   Mitchells & Butlers P.L.C.                                                      86,201              524,686               0.0%
    Mitie Group P.L.C.                                                             195,549              943,475               0.1%
    MJ Gleeson Group P.L.C.                                                            400                2,241               0.0%
    Mondi P.L.C.                                                                    70,018            1,183,337               0.1%
    Moneysupermarket.com Group P.L.C.                                              109,255              350,979               0.0%
    Morgan Advanced Materials P.L.C.                                               119,652              540,947               0.0%
    Morgan Sindall Group P.L.C.                                                     13,669              150,460               0.0%
*   Mothercare P.L.C.                                                               27,806               77,842               0.0%
    N Brown Group P.L.C.                                                            43,294              233,054               0.0%
    National Express Group P.L.C.                                                  176,767              705,779               0.1%
    NCC Group P.L.C.                                                                31,691               99,992               0.0%
    Next P.L.C.                                                                      7,103              733,290               0.1%
    Northgate P.L.C.                                                                69,540              545,508               0.0%
    Novae Group P.L.C.                                                              20,960              185,827               0.0%
    Old Mutual P.L.C.                                                              807,532            2,507,852               0.2%
*   Optos P.L.C.                                                                    10,238               38,488               0.0%
    Oxford Instruments P.L.C.                                                       12,042              208,660               0.0%
    Pace P.L.C.                                                                    165,760              921,532               0.1%
    PayPoint P.L.C.                                                                 10,275              141,839               0.0%
    Pearson P.L.C.                                                                  15,716              294,589               0.0%
    Pearson P.L.C. Sponsored ADR                                                    19,843              372,056               0.0%
    Pendragon P.L.C.                                                               194,595               98,357               0.0%
    Pennon Group P.L.C.                                                             46,733              623,620               0.1%
    Persimmon P.L.C.                                                                72,019            1,691,379               0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
*   Petra Diamonds, Ltd.                                                           169,369    $         449,338               0.0%
    Petrofac, Ltd.                                                                  30,926              523,990               0.0%
#*  Petropavlovsk P.L.C.                                                           109,298               37,761               0.0%
    Phoenix Group Holdings                                                          57,959              699,820               0.1%
    Phoenix IT Group P.L.C.                                                         10,671               20,456               0.0%
    Photo-Me International P.L.C.                                                   29,793               62,917               0.0%
    Playtech P.L.C.                                                                 19,271              218,273               0.0%
    Premier Farnell P.L.C.                                                         106,191              322,524               0.0%
*   Premier Foods P.L.C.                                                           252,475              133,269               0.0%
    Premier Oil P.L.C.                                                             179,695              742,012               0.1%
    Prudential P.L.C.                                                               63,229            1,464,133               0.1%
    Prudential P.L.C. ADR                                                              800               37,064               0.0%
*   Punch Taverns P.L.C.                                                             6,980               16,844               0.0%
    PZ Cussons P.L.C.                                                               31,769              188,431               0.0%
    QinetiQ Group P.L.C.                                                           183,372              594,327               0.1%
*   Quintain Estates & Development P.L.C.                                          244,216              320,868               0.0%
    Randgold Resources, Ltd.                                                         3,395              198,704               0.0%
    Rank Group P.L.C.                                                                1,366                3,610               0.0%
*   Raven Russia, Ltd.                                                              27,579               27,325               0.0%
    REA Holdings P.L.C.                                                              1,822               11,676               0.0%
    Redrow P.L.C.                                                                  100,282              464,258               0.0%
    Reed Elsevier P.L.C.                                                            10,159              167,189               0.0%
#   Reed Elsevier P.L.C. Sponsored ADR                                               4,919              323,375               0.0%
    Regus P.L.C.                                                                   184,170              583,458               0.1%
    Renishaw P.L.C.                                                                  8,493              241,605               0.0%
*   Renold P.L.C.                                                                   12,120               11,009               0.0%
    Rentokil Initial P.L.C.                                                        188,971              372,676               0.0%
    Restaurant Group P.L.C. (The)                                                   55,385              600,067               0.1%
    Rexam P.L.C.                                                                   168,840            1,286,875               0.1%
    Ricardo P.L.C.                                                                  15,777              166,667               0.0%
    Rightmove P.L.C.                                                                19,077              645,252               0.1%
    Rio Tinto P.L.C.                                                                 5,471              260,318               0.0%
#   Rio Tinto P.L.C. Sponsored ADR                                                  42,049            2,017,091               0.2%
    RM P.L.C.                                                                        8,611               19,986               0.0%
    Robert Walters P.L.C.                                                           16,237               75,158               0.0%
    Rolls-Royce Holdings P.L.C.                                                     73,150              990,778               0.1%
    Rotork P.L.C.                                                                   20,821              853,482               0.1%
*   Royal Bank of Scotland Group P.L.C.                                            146,144              908,659               0.1%
    Royal Dutch Shell P.L.C. ADR(780259206)                                         80,746            5,796,755               0.4%
#   Royal Dutch Shell P.L.C. ADR(780259107)                                         80,780            6,031,843               0.5%
    Royal Dutch Shell P.L.C. Class A                                                   582               20,790               0.0%
    Royal Dutch Shell P.L.C. Class B                                                 6,539              241,586               0.0%
    RPC Group P.L.C.                                                                75,882              662,769               0.1%
    RPS Group P.L.C.                                                                94,111              353,341               0.0%
*   RSA Insurance Group P.L.C.                                                     287,221            2,222,416               0.2%
    SABMiller P.L.C.                                                                11,226              634,976               0.1%
    Sage Group P.L.C. (The)                                                        137,205              830,838               0.1%
*   Salamander Energy P.L.C.                                                        95,499              162,077               0.0%
    Savills P.L.C.                                                                  46,440              478,188               0.0%
    Schroders P.L.C.(0240549)                                                        6,245              241,509               0.0%
    Schroders P.L.C.(0239581)                                                        4,732              145,969               0.0%
*   SDL P.L.C.                                                                      22,182              139,780               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Senior P.L.C.                                                                  172,526    $         740,601               0.1%
    Sepura P.L.C.                                                                    6,972               15,273               0.0%
    Serco Group P.L.C.                                                              31,940              152,418               0.0%
*   Severfield P.L.C.                                                               65,902               63,435               0.0%
    Severn Trent P.L.C.                                                             12,799              409,101               0.0%
    Shanks Group P.L.C.                                                            217,717              339,104               0.0%
    Shire P.L.C.                                                                    15,631            1,048,792               0.1%
    Shire P.L.C. ADR                                                                 1,800              359,640               0.0%
    SIG P.L.C.                                                                     254,991              597,842               0.1%
*   Skyepharma P.L.C.                                                                3,686               20,783               0.0%
    Smith & Nephew P.L.C.                                                           41,932              711,809               0.1%
    Smith & Nephew P.L.C. Sponsored ADR                                              3,930              133,817               0.0%
    Smiths Group P.L.C.                                                             44,545              831,954               0.1%
    Soco International P.L.C.                                                       79,470              418,544               0.0%
    Spectris P.L.C.                                                                 33,211              959,262               0.1%
    Speedy Hire P.L.C.                                                             230,561              229,561               0.0%
    Spirax-Sarco Engineering P.L.C.                                                 18,290              835,731               0.1%
    Spirent Communications P.L.C.                                                  122,722              146,752               0.0%
    Spirit Pub Co. P.L.C.                                                          301,511              514,461               0.0%
*   Sportech P.L.C.                                                                  2,757                2,578               0.0%
*   Sports Direct International P.L.C.                                              27,263              281,584               0.0%
    SSE P.L.C.                                                                      58,310            1,494,543               0.1%
    St Ives P.L.C.                                                                  21,928               67,632               0.0%
    St James's Place P.L.C.                                                         61,803              738,997               0.1%
    ST Modwen Properties P.L.C.                                                     92,934              538,676               0.0%
    Stagecoach Group P.L.C.                                                        119,857              742,920               0.1%
    Standard Chartered P.L.C.                                                      101,430            1,526,791               0.1%
    Standard Life P.L.C.                                                           152,747              964,533               0.1%
    Sthree P.L.C.                                                                   12,874               63,795               0.0%
    Stobart Group, Ltd.                                                             36,371               57,772               0.0%
*   SuperGroup P.L.C.                                                               12,068              160,488               0.0%
    Synergy Health P.L.C.                                                           24,232              724,806               0.1%
    Synthomer P.L.C.                                                                92,336              300,253               0.0%
    TalkTalk Telecom Group P.L.C.                                                  134,910              649,317               0.1%
    Tate & Lyle P.L.C.                                                              77,943              754,340               0.1%
    Taylor Wimpey P.L.C.                                                           806,652            1,532,285               0.1%
    Ted Baker P.L.C.                                                                 4,965              155,035               0.0%
    Telecity Group P.L.C.                                                           33,362              411,984               0.0%
    Telecom Plus P.L.C.                                                             13,385              302,489               0.0%
    Tesco P.L.C.                                                                   291,471              809,120               0.1%
*   Thomas Cook Group P.L.C.                                                       420,590              837,970               0.1%
#*  Thorntons P.L.C.                                                                16,023               28,071               0.0%
    Topps Tiles P.L.C.                                                              21,138               34,355               0.0%
    Travis Perkins P.L.C.                                                           57,999            1,536,757               0.1%
    Tribal Group P.L.C.                                                              1,288                3,240               0.0%
    Trifast P.L.C.                                                                  26,856               42,596               0.0%
*   Trinity Mirror P.L.C.                                                          130,849              343,338               0.0%
    TT electronics P.L.C.                                                           69,537              186,452               0.0%
    TUI Travel P.L.C.                                                              120,717              771,396               0.1%
    Tullett Prebon P.L.C.                                                           95,981              436,498               0.0%
    Tullow Oil P.L.C.                                                               20,388              159,108               0.0%
    UBM P.L.C.                                                                      53,229              485,200               0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    UDG Healthcare P.L.C.                                                           96,979    $         510,618               0.0%
    Ultra Electronics Holdings P.L.C.                                               20,195              564,759               0.0%
    Unite Group P.L.C. (The)                                                        43,273              295,870               0.0%
    United Utilities Group P.L.C.                                                   31,519              432,071               0.0%
    UTV Media P.L.C.                                                                21,346               70,906               0.0%
*   Vectura Group P.L.C.                                                           105,146              198,967               0.0%
    Vedanta Resources P.L.C.                                                        54,137              714,400               0.1%
    Vesuvius P.L.C.                                                                119,522              816,025               0.1%
    Victrex P.L.C.                                                                  15,963              433,617               0.0%
    Vitec Group P.L.C. (The)                                                         5,880               57,225               0.0%
    Vodafone Group P.L.C.                                                          319,059            1,061,016               0.1%
    Vodafone Group P.L.C. Sponsored ADR                                            100,243            3,330,079               0.3%
    Volex P.L.C.                                                                     2,165                2,627               0.0%
    Weir Group P.L.C. (The)                                                         23,833              871,069               0.1%
    WH Smith P.L.C.                                                                 34,729              627,024               0.1%
    Whitbread P.L.C.                                                                16,928            1,183,284               0.1%
    William Hill P.L.C.                                                            201,234            1,162,115               0.1%
*   Wincanton P.L.C.                                                                20,201               47,909               0.0%
    WM Morrison Supermarkets P.L.C.                                                481,098            1,194,514               0.1%
    Wolseley P.L.C.                                                                 14,878              791,212               0.1%
    WPP P.L.C.                                                                       6,645              129,795               0.0%
    WPP P.L.C. Sponsored ADR                                                         9,329              910,417               0.1%
    WS Atkins P.L.C.                                                                25,531              555,071               0.0%
    Xaar P.L.C.                                                                     14,316               63,828               0.0%
    Xchanging P.L.C.                                                               104,451              316,698               0.0%
    XP Power, Ltd.                                                                     621               14,088               0.0%
                                                                                              -----------------    ---------------
TOTAL UNITED KINGDOM                                                                                238,523,881              18.3%
                                                                                              -----------------    ---------------
UNITED STATES -- (0.0%)
*   Chaparral Gold Corp.                                                             4,255                2,265               0.0%
*   Endo International P.L.C.                                                        3,206              214,227               0.0%
*   Kofax, Ltd.                                                                      5,662               35,355               0.0%
*   McEwen Mining - Minera Andes Acquisition Corp.                                   4,285                5,361               0.0%
                                                                                              -----------------    ---------------
TOTAL UNITED STATES                                                                                     257,208               0.0%
                                                                                              -----------------    ---------------
TOTAL COMMON STOCKS                                                                               1,297,477,052              99.4%
                                                                                              -----------------    ---------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Porsche Automobil Holding SE                                                     2,021              165,949               0.0%
                                                                                              -----------------    ---------------
UNITED KINGDOM -- (0.0%)
    Rolls-Royce Holdings P.L.C.                                                  6,583,500               10,532               0.0%
                                                                                              -----------------    ---------------
TOTAL PREFERRED STOCKS                                                                                  176,481               0.0%
                                                                                              -----------------    ---------------
RIGHTS/WARRANTS -- (0.0%) AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd. Litigation Rights                                  6,648                   --               0.0%
                                                                                              -----------------    ---------------
AUSTRIA -- (0.0%)
#*  Intercell AG Rights                                                              1,270                   --               0.0%
                                                                                              -----------------    ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (0.0%)
*   Bigben Interactive Rights 01/31/2016                                             1,386    $              47               0.0%
*   Groupe Fnac Rights 05/16/15                                                          5                   24               0.0%
*   Peugeot SA Warrants 04/29/17                                                    73,449              111,372               0.0%
                                                                                              -----------------    --------------
TOTAL FRANCE                                                                                            111,443               0.0%
                                                                                              -----------------    --------------
GERMANY -- (0.0%)
#*  Rhoen Klinikum AG Rights 11/14/14                                               32,851               27,664               0.0%
                                                                                              -----------------    --------------
HONG KONG -- (0.0%)
*   Cheuk Nang Holdings, Ltd. Warrants 11/10/15                                        404                  106               0.0%
                                                                                              -----------------    --------------
ITALY -- (0.0%)
*   Trevi Finanziaria Industriale SpA Rights 11/06/14                               21,376               23,841               0.0%
                                                                                              -----------------    --------------
PORTUGAL -- (0.0%)
*   Mota-Engil SGPS SA Rights 12/31/49                                              22,573                   --               0.0%
                                                                                              -----------------    --------------
SPAIN -- (0.0%)
*   Banco Santander SA Rights 11/03/14                                             514,893               98,076               0.0%
*   Vidrala SA Rights 11/13/14                                                       4,838                9,446               0.0%
                                                                                              -----------------    --------------
TOTAL SPAIN                                                                                             107,522               0.0%
                                                                                              -----------------    --------------
UNITED KINGDOM -- (0.0%)
*   Consort Medical P.L.C. Rights                                                    5,166               60,121               0.0%
*   McBride P.L.C. Rights                                                        1,333,332                2,133               0.0%
                                                                                              -----------------    --------------
TOTAL UNITED KINGDOM                                                                                     62,254               0.0%
                                                                                              -----------------    --------------
TOTAL RIGHTS/WARRANTS                                                                                   332,830               0.0%
                                                                                              -----------------    --------------

                                                                                                   VALUE+
                                                                                              -----------------
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@  DFA Short Term Investment Fund                                            12,484,902          144,450,312              11.1%
                                                                                              -----------------    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,286,589,117)                                           $   1,442,436,675             110.5%
                                                                                              =================    ==============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        --------------------------------------------------------------------------
                                                            LEVEL 1            LEVEL 2             LEVEL 3              TOTAL
                                                        ----------------   ----------------   ----------------   -----------------
Common Stocks
    Australia                                           $      2,066,649   $     89,897,055                 --   $      91,963,704
    Austria                                                           --          6,584,288                 --           6,584,288
    Belgium                                                      934,668         19,559,592                 --          20,494,260
    Canada                                                   122,439,760              4,928                 --         122,444,688
    China                                                             --             74,706                 --              74,706
    Denmark                                                           --         20,644,331                 --          20,644,331
    Finland                                                           --         27,422,047                 --          27,422,047
    France                                                     1,635,850         84,603,108                 --          86,238,958
    Germany                                                    3,636,537         71,583,442                 --          75,219,979
    Greece                                                            --                 --                 --                  --
    Hong Kong                                                    377,181         39,881,204                 --          40,258,385
    Ireland                                                    1,510,705          5,360,588                 --           6,871,293
    Israel                                                     3,514,247          6,543,566                 --          10,057,813
    Italy                                                        932,201         33,882,378                 --          34,814,579
    Japan                                                      5,424,818        278,687,723                 --         284,112,541
    Netherlands                                                4,863,241         27,106,311                 --          31,969,552
    New Zealand                                                    3,791          6,094,800                 --           6,098,591
    Norway                                                       782,276         11,824,645                 --          12,606,921
    Portugal                                                          --          4,739,339                 --           4,739,339
    Russia                                                            --             41,460                 --              41,460
    Singapore                                                         --         17,906,031                 --          17,906,031
    Spain                                                      1,223,825         32,270,147                 --          33,493,972
    Sweden                                                            --         39,595,979                 --          39,595,979
    Switzerland                                                4,863,620         80,178,926                 --          85,042,546
    United Kingdom                                            41,468,468        197,055,413                 --         238,523,881
    United States                                                221,853             35,355                 --             257,208
Preferred Stocks
    Germany                                                           --            165,949                 --             165,949
    United Kingdom                                                    --             10,532                 --              10,532
Rights/Warrants
    Australia                                                         --                 --                 --                  --
    Austria                                                           --                 --                 --                  --
    France                                                            --            111,443                 --             111,443
    Germany                                                           --             27,664                 --              27,664
    Hong Kong                                                         --                106                 --                 106
    Italy                                                             --             23,841                 --              23,841
    Portugal                                                          --                 --                 --                  --
    Spain                                                             --            107,522                 --             107,522
    United Kingdom                                                60,121              2,133                 --              62,254
Securities Lending Collateral                                         --        144,450,312                 --         144,450,312
                                                        ----------------   ----------------   ----------------   -----------------
TOTAL                                                   $    195,959,811   $  1,246,476,864                 --   $   1,442,436,675
                                                        ================   ================   ================   =================

                     EMERGING MARKETS CORE EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
COMMON STOCKS -- (87.8%)
BRAZIL -- (6.2%)
*   Abril Educacao SA                                                              407,400    $       1,882,534               0.0%
    AES Tiete SA                                                                   310,770            1,875,017               0.0%
    Aliansce Shopping Centers SA                                                   572,940            4,213,140               0.0%
    ALL - America Latina Logistica SA                                            2,389,193            6,525,004               0.1%
    Alupar Investimento SA                                                          23,000              168,712               0.0%
    AMBEV SA                                                                     1,591,620           10,537,151               0.1%
    AMBEV SA ADR                                                                 9,300,659           62,128,402               0.4%
    Arezzo Industria e Comercio SA                                                 251,631            2,913,695               0.0%
*   B2W Cia Digital                                                                702,459            9,157,759               0.1%
    Banco Bradesco SA                                                            2,283,970           33,641,948               0.2%
    Banco do Brasil SA                                                           3,629,612           40,618,726               0.3%
    Banco Santander Brasil SA ADR                                                3,110,818           17,047,283               0.1%
    BB Seguridade Participacoes SA                                                 813,575           10,853,737               0.1%
    Bematech SA                                                                    321,400            1,007,298               0.0%
*   BHG SA - Brazil Hospitality Group                                              127,600              921,745               0.0%
    BM&FBovespa SA                                                               9,686,489           42,623,863               0.3%
    BR Malls Participacoes SA                                                    1,757,317           14,109,530               0.1%
    Brasil Brokers Participacoes SA                                                881,422            1,127,551               0.0%
    Brasil Insurance Participacoes e Administracao SA                              422,234            1,270,443               0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas                            4,700               13,133               0.0%
#   Braskem SA Sponsored ADR                                                       332,618            4,879,506               0.0%
*   Brazil Pharma SA                                                               583,226              855,539               0.0%
    BRF SA                                                                         812,706           21,169,734               0.1%
    BRF SA ADR                                                                   1,233,685           32,137,494               0.2%
*   Brookfield Incorporacoes SA                                                  2,099,133            1,337,301               0.0%
    CCR SA                                                                       2,540,008           18,908,189               0.1%
    Centrais Eletricas Brasileiras SA                                              868,900            2,180,088               0.0%
#   Centrais Eletricas Brasileiras SA ADR                                          130,848              515,541               0.0%
#   Centrais Eletricas Brasileiras SA Sponsored ADR                                322,427              815,740               0.0%
    CETIP SA - Mercados Organizados                                                999,665           12,644,720               0.1%
    Cia Brasileira de Distribuicao ADR                                             196,188            8,200,658               0.1%
    Cia de Locacao das Americas                                                     74,700              112,993               0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo                                588,628            4,606,831               0.0%
#   Cia de Saneamento Basico do Estado de Sao Paulo ADR                            841,986            6,533,811               0.1%
    Cia de Saneamento de Minas Gerais-COPASA                                       391,488            4,457,754               0.0%
    Cia Energetica de Minas Gerais                                                 281,113            1,702,386               0.0%
#   Cia Energetica de Minas Gerais Sponsored ADR                                 1,067,860            6,172,228               0.0%
    Cia Hering                                                                     994,552           10,033,400               0.1%
    Cia Paranaense de Energia                                                       81,300              804,273               0.0%
#   Cia Paranaense de Energia Sponsored ADR                                        230,970            3,256,677               0.0%
    Cia Providencia Industria e Comercio SA                                         54,100              180,969               0.0%
    Cia Siderurgica Nacional SA                                                    542,600            1,802,550               0.0%
#   Cia Siderurgica Nacional SA Sponsored ADR                                    3,435,178           11,267,384               0.1%
    Cielo SA                                                                     1,661,125           27,256,515               0.2%
    Contax Participacoes SA                                                        154,050              887,786               0.0%
*   Cosan Logistica SA                                                             655,006            1,097,007               0.0%
    Cosan SA Industria e Comercio                                                  655,006            9,142,458               0.1%
    CPFL Energia SA                                                                583,700            4,376,518               0.0%
#   CPFL Energia SA ADR                                                            224,362            3,342,994               0.0%
*   CR2 Empreendimentos Imobiliarios SA                                             27,200               28,962               0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes                      1,910,317            9,492,495               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
BRAZIL -- (Continued)
    Cyrela Commercial Properties SA Empreendimentos e Participacoes                 15,734    $          99,672               0.0%
    Dimed SA Distribuidora da Medicamentos                                             400               32,158               0.0%
    Direcional Engenharia SA                                                       792,681            3,261,175               0.0%
    Duratex SA                                                                   1,606,361            5,774,455               0.0%
    EcoRodovias Infraestrutura e Logistica SA                                      907,179            4,054,221               0.0%
    EDP - Energias do Brasil SA                                                  1,620,720            6,327,367               0.1%
    Embraer SA                                                                     233,006            2,251,085               0.0%
#   Embraer SA ADR                                                                 700,994           27,086,408               0.2%
*   Eneva SA                                                                       290,434               63,133               0.0%
    Equatorial Energia SA                                                        1,032,944           10,538,435               0.1%
    Estacio Participacoes SA                                                     1,262,300           14,612,568               0.1%
    Eternit SA                                                                   1,063,420            1,485,759               0.0%
    Even Construtora e Incorporadora SA                                          1,484,177            3,214,690               0.0%
    Ez Tec Empreendimentos e Participacoes SA                                      257,080            2,199,600               0.0%
*   Fertilizantes Heringer SA                                                      164,008              414,256               0.0%
*   Fibria Celulose SA                                                             483,242            5,853,639               0.0%
#*  Fibria Celulose SA Sponsored ADR                                             1,146,541           14,022,196               0.1%
    Fleury SA                                                                      382,793            2,540,734               0.0%
*   Forjas Taurus SA                                                                12,263                3,522               0.0%
    Fras-Le SA                                                                       6,000               10,315               0.0%
    Gafisa SA                                                                      714,800              779,686               0.0%
#   Gafisa SA ADR                                                                1,410,877            3,019,277               0.0%
*   General Shopping Brasil SA                                                     177,200              481,582               0.0%
    Gerdau SA                                                                      611,482            2,266,713               0.0%
#   Gerdau SA Sponsored ADR                                                      3,918,964           17,752,907               0.1%
#   Gol Linhas Aereas Inteligentes SA ADR                                          132,200              683,474               0.0%
    Grendene SA                                                                    434,838            3,068,854               0.0%
    Guararapes Confeccoes SA                                                        31,432            1,179,699               0.0%
    Helbor Empreendimentos SA                                                    1,009,969            2,468,115               0.0%
*   Hypermarcas SA                                                               1,857,266           12,958,730               0.1%
*   IdeiasNet SA                                                                    14,400                9,438               0.0%
    Iguatemi Empresa de Shopping Centers SA                                        462,244            4,679,961               0.0%
    Industrias Romi SA                                                              96,608              134,142               0.0%
    International Meal Co. Holdings SA                                             369,476            2,640,496               0.0%
    Iochpe-Maxion SA                                                               441,569            3,039,354               0.0%
    Itau Unibanco Holding SA                                                       767,435           10,122,219               0.1%
    JBS SA                                                                       3,951,261           17,611,033               0.1%
    JHSF Participacoes SA                                                          530,529              674,436               0.0%
    Joao Fortes Engenharia SA                                                       20,369               40,976               0.0%
    JSL SA                                                                         402,918            2,209,956               0.0%
    Kepler Weber SA                                                                 95,004            1,780,882               0.0%
    Klabin SA                                                                    2,758,395           13,636,684               0.1%
    Kroton Educacional SA                                                        4,546,344           32,393,995               0.2%
    Light SA                                                                       530,196            4,357,087               0.0%
    Localiza Rent a Car SA                                                         610,460            8,794,606               0.1%
*   Log-in Logistica Intermodal SA                                                 396,879              765,256               0.0%
    Lojas Americanas SA                                                            771,687            3,788,012               0.0%
    Lojas Renner SA                                                                367,432           10,983,709               0.1%
    LPS Brasil Consultoria de Imoveis SA                                           389,180            1,335,259               0.0%
    M Dias Branco SA                                                               141,085            5,482,508               0.0%
    Magnesita Refratarios SA                                                       823,561              980,901               0.0%
    Mahle-Metal Leve SA Industria e Comercio                                       247,100            2,331,232               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
BRAZIL -- (Continued)
    Marcopolo SA                                                                    24,800    $          42,482               0.0%
*   Marfrig Global Foods SA                                                      1,762,920            4,311,026               0.0%
    Marisa Lojas SA                                                                252,056            1,595,156               0.0%
    Mills Estruturas e Servicos de Engenharia SA                                   520,190            3,393,721               0.0%
*   Minerva SA                                                                     877,185            4,514,031               0.0%
    MRV Engenharia e Participacoes SA                                            2,752,487            9,103,886               0.1%
    Multiplan Empreendimentos Imobiliarios SA                                      339,560            7,020,156               0.1%
    Multiplus SA                                                                   360,948            5,061,059               0.0%
    Natura Cosmeticos SA                                                           842,900           12,246,725               0.1%
    Odontoprev SA                                                                1,549,596            5,598,576               0.0%
    Oi SA                                                                        3,005,297            1,662,082               0.0%
#   Oi SA ADR(670851104)                                                           136,542               81,925               0.0%
#   Oi SA ADR(670851203)                                                         2,015,083            1,067,994               0.0%
*   Paranapanema SA                                                              1,513,131            1,376,627               0.0%
*   PDG Realty SA Empreendimentos e Participacoes                               10,042,401            4,945,389               0.0%
    Petroleo Brasileiro SA                                                       1,061,101            6,252,035               0.0%
    Petroleo Brasileiro SA ADR                                                   3,836,209           44,883,645               0.3%
    Porto Seguro SA                                                                654,952            7,855,360               0.1%
    Portobello SA                                                                  150,900              280,908               0.0%
    Positivo Informatica SA                                                        119,700              104,812               0.0%
    Profarma Distribuidora de Produtos Farmaceuticos SA                            138,300              608,143               0.0%
*   Prumo Logistica SA                                                             433,350               98,244               0.0%
    QGEP Participacoes SA                                                          551,100            2,002,029               0.0%
*   Qualicorp SA                                                                   750,368            7,631,665               0.1%
    Raia Drogasil SA                                                               889,325            8,064,393               0.1%
    Redentor Energia SA                                                                100                  233               0.0%
*   Restoque Comercio e Confeccoes de Roupas SA                                    609,423            2,089,666               0.0%
    Rodobens Negocios Imobiliarios SA                                              142,921              575,545               0.0%
*   Rossi Residencial SA                                                         2,481,715              982,672               0.0%
    Santos Brasil Participacoes SA                                                 374,045            2,376,209               0.0%
    Sao Carlos Empreendimentos e Participacoes SA                                    8,800              118,620               0.0%
    Sao Martinho SA                                                                328,587            5,168,903               0.0%
    SLC Agricola SA                                                                440,724            3,006,214               0.0%
    Smiles SA                                                                       43,000              743,153               0.0%
    Sonae Sierra Brasil SA                                                         183,218            1,323,534               0.0%
    Souza Cruz SA                                                                1,149,100            9,274,120               0.1%
*   Springs Global Participacoes SA                                                238,680               66,396               0.0%
    Sul America SA                                                               1,337,710            7,100,666               0.1%
*   T4F Entretenimento SA                                                           93,900              106,208               0.0%
    Technos SA                                                                     101,016              400,059               0.0%
    Tecnisa SA                                                                     808,495            1,607,872               0.0%
    Tegma Gestao Logistica                                                         201,100            1,475,618               0.0%
#   Telefonica Brasil SA ADR                                                       401,855            8,213,916               0.1%
    Tempo Participacoes SA                                                         252,297              534,628               0.0%
    Tereos Internacional SA                                                        106,388               90,787               0.0%
    Tim Participacoes SA                                                           847,344            4,606,273               0.0%
    Tim Participacoes SA ADR                                                       276,754            7,616,270               0.1%
    Totvs SA                                                                       722,470           10,530,195               0.1%
    TPI - Triunfo Participacoes e Investimentos SA                                 168,927              398,195               0.0%
    Tractebel Energia SA                                                           628,539            8,556,392               0.1%
    Transmissora Alianca de Energia Eletrica SA                                  1,338,273            9,945,567               0.1%
    Trisul SA                                                                       51,685               76,133               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
BRAZIL -- (Continued)
    Ultrapar Participacoes SA                                                    1,271,382    $      27,707,530               0.2%
    Ultrapar Participacoes SA Sponsored ADR                                         70,925            1,539,072               0.0%
    UNICASA Industria de Moveis SA                                                  76,300               87,818               0.0%
*   Usinas Siderurgicas de Minas Gerais SA                                         258,044              687,878               0.0%
    Vale SA                                                                        711,200            7,173,658               0.1%
#   Vale SA Sponsored ADR                                                        3,602,651           36,350,749               0.2%
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
      Identificacao S.A                                                            363,129            5,826,483               0.0%
*   Vanguarda Agro SA                                                            1,428,454              708,636               0.0%
    WEG SA                                                                         857,911           10,122,657               0.1%
                                                                                              -----------------    ---------------
TOTAL BRAZIL                                                                                      1,066,124,333               6.8%
                                                                                              -----------------    ---------------
CHILE -- (1.3%)
    AES Gener SA                                                                 7,511,797            4,156,393               0.0%
    Aguas Andinas SA Class A                                                    11,398,986            6,823,991               0.1%
    Banco de Chile                                                              20,787,181            2,539,558               0.0%
#   Banco de Chile ADR                                                              61,311            4,537,014               0.0%
    Banco de Credito e Inversiones                                                 147,635            8,233,478               0.1%
    Banco Santander Chile                                                        4,243,634              224,987               0.0%
    Banco Santander Chile ADR                                                      475,606           10,078,091               0.1%
    Banmedica SA                                                                   596,563            1,004,395               0.0%
    Besalco SA                                                                   1,451,429              976,715               0.0%
    CAP SA                                                                         343,366            3,267,387               0.0%
    Cementos BIO BIO SA                                                            180,149              165,238               0.0%
    Cencosud SA                                                                  3,431,199            9,805,767               0.1%
    Cencosud SA ADR                                                                  3,035               27,406               0.0%
    Cia Cervecerias Unidas SA                                                      156,311            1,641,479               0.0%
#   Cia Cervecerias Unidas SA ADR                                                  146,188            3,115,266               0.0%
    Cia General de Electricidad SA                                                 345,915            2,803,592               0.0%
*   Cia Pesquera Camanchaca SA                                                     220,903               12,462               0.0%
*   Cia Sud Americana de Vapores SA                                             14,378,149              542,246               0.0%
    Cintac SA                                                                      161,631               31,322               0.0%
*   Clinica LAS Condes SA                                                              309               21,239               0.0%
    Colbun SA                                                                   22,558,611            6,093,977               0.0%
    Corpbanca SA                                                               643,442,314            8,638,581               0.1%
#   Corpbanca SA ADR                                                                42,206              852,561               0.0%
    Cristalerias de Chile SA                                                        59,157              427,325               0.0%
    Cruz Blanca Salud SA                                                           329,718              286,362               0.0%
    E.CL SA                                                                      2,516,535            3,705,980               0.0%
    Embotelladora Andina SA Class A ADR                                              2,422               37,747               0.0%
#   Embotelladora Andina SA Class B ADR                                             22,399              416,845               0.0%
    Empresa Electrica Pilmaiquen                                                    30,933              170,674               0.0%
    Empresa Nacional de Electricidad SA                                          4,107,553            6,392,424               0.1%
#   Empresa Nacional de Electricidad SA Sponsored ADR                              185,188            8,644,576               0.1%
*   Empresas AquaChile SA                                                          402,986              271,238               0.0%
    Empresas CMPC SA                                                             5,826,735           14,200,632               0.1%
    Empresas COPEC SA                                                            1,466,772           17,753,874               0.1%
    Empresas Hites SA                                                            1,075,010              481,352               0.0%
    Empresas Iansa SA                                                           17,399,035              619,176               0.0%
*   Empresas La Polar SA                                                         1,986,927              127,857               0.0%
    Enersis SA                                                                   9,511,254            3,044,786               0.0%
    Enersis SA Sponsored ADR                                                     1,291,214           20,388,269               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
CHILE -- (Continued)
    Enjoy SA                                                                       407,211    $          48,755               0.0%
    ENTEL Chile SA                                                                 650,574            7,018,751               0.1%
    Forus SA                                                                       436,668            1,943,462               0.0%
    Gasco SA                                                                        30,398              221,248               0.0%
    Grupo Security SA                                                              634,855              242,562               0.0%
    Inversiones Aguas Metropolitanas SA                                          2,842,433            4,303,740               0.0%
    Inversiones La Construccion SA                                                  27,697              397,698               0.0%
*   Invexans SA                                                                 20,105,398              264,251               0.0%
*   Latam Airlines Group SA(B8L1G76)                                               105,702            1,336,978               0.0%
*   Latam Airlines Group SA(2518932)                                               121,449            1,467,802               0.0%
#*  Latam Airlines Group SA Sponsored ADR                                          839,537           10,242,351               0.1%
    Masisa SA                                                                   11,576,658              475,888               0.0%
    Molibdenos y Metales SA                                                         84,984              665,279               0.0%
*   Multiexport Foods SA                                                         2,734,356              644,332               0.0%
    Parque Arauco SA                                                             4,067,164            8,345,401               0.1%
    PAZ Corp. SA                                                                 1,350,362              913,167               0.0%
    Ripley Corp. SA                                                              4,441,735            2,423,232               0.0%
    SACI Falabella                                                               1,745,800           12,756,299               0.1%
    Salfacorp SA                                                                   621,133              535,117               0.0%
    Sigdo Koppers SA                                                             1,749,706            2,716,500               0.0%
    Sociedad Matriz SAAM SA                                                     15,372,982            1,293,122               0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR                             87,991            2,088,026               0.0%
    Socovesa SA                                                                  1,364,609              294,521               0.0%
    Sonda SA                                                                     2,305,566            5,611,872               0.0%
*   Tech Pack SA                                                                   201,054              101,498               0.0%
    Vina Concha y Toro SA                                                        2,182,732            4,195,942               0.0%
    Vina Concha y Toro SA Sponsored ADR                                             26,285              988,579               0.0%
    Vina San Pedro Tarapaca SA                                                  16,383,152              137,781               0.0%
                                                                                              -----------------    ---------------
TOTAL CHILE                                                                                         224,236,416               1.4%
                                                                                              -----------------    ---------------
CHINA -- (14.1%)
    361 Degrees International, Ltd.                                              3,838,000            1,098,719               0.0%
#   Agile Property Holdings, Ltd.                                                7,767,525            4,407,938               0.0%
    Agricultural Bank of China, Ltd. Class H                                    47,803,460           22,213,940               0.2%
    Air China, Ltd. Class H                                                      6,816,000            4,405,238               0.0%
#   Ajisen China Holdings, Ltd.                                                  1,979,000            1,363,549               0.0%
*   Alibaba Health Information Technology, Ltd.                                  4,732,000            2,949,612               0.0%
*   Alibaba Pictures Group, Ltd.                                                 3,680,000              763,983               0.0%
#*  Aluminum Corp. of China, Ltd. ADR                                              246,740            2,743,749               0.0%
#*  Aluminum Corp. of China, Ltd. Class H                                       10,560,000            4,728,028               0.0%
    AMVIG Holdings, Ltd.                                                         1,582,000              738,710               0.0%
#   Angang Steel Co., Ltd. Class H                                               5,921,160            4,352,969               0.0%
#   Anhui Conch Cement Co., Ltd. Class H                                         2,995,500            9,809,852               0.1%
    Anhui Expressway Co., Ltd. Class H                                           2,272,000            1,383,044               0.0%
    Anhui Tianda Oil Pipe Co., Ltd.                                                589,130              118,799               0.0%
    Anta Sports Products, Ltd.                                                   3,246,000            6,371,206               0.1%
#   Anton Oilfield Services Group                                                4,602,000              978,451               0.0%
#   Anxin-China Holdings, Ltd.                                                  13,373,000            1,242,411               0.0%
    Asia Cement China Holdings Corp.                                             2,603,000            1,479,047               0.0%
*   Asia Energy Logistics Group, Ltd.                                           12,180,000              212,277               0.0%
#   Asian Citrus Holdings, Ltd.                                                  3,647,000              653,981               0.0%
    Ausnutria Dairy Corp., Ltd.                                                     67,000               22,031               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
CHINA -- (Continued)
*   AVIC International Holding HK, Ltd.                                          5,796,000    $         568,387               0.0%
*   AVIC International Holdings, Ltd.                                              560,000              365,323               0.0%
#   AviChina Industry & Technology Co., Ltd. Class H                             7,645,212            5,813,644               0.1%
    Bank of China, Ltd. Class H                                                157,471,702           75,373,982               0.5%
    Bank of Communications Co., Ltd. Class H                                    19,061,618           14,243,369               0.1%
#   Baoxin Auto Group, Ltd.                                                      1,198,500              916,081               0.0%
    Baoye Group Co., Ltd. Class H                                                1,460,440              877,900               0.0%
    BBMG Corp. Class H                                                           5,567,702            3,936,984               0.0%
    Beijing Capital International Airport Co., Ltd. Class H                      9,528,000            6,993,092               0.1%
    Beijing Capital Land, Ltd. Class H                                           5,746,000            1,987,574               0.0%
#*  Beijing Development HK, Ltd.                                                   437,000              160,097               0.0%
    Beijing Enterprises Holdings, Ltd.                                           1,543,528           12,592,465               0.1%
#   Beijing Enterprises Water Group, Ltd.                                       10,774,469            7,700,572               0.1%
#   Beijing Jingneng Clean Energy Co., Ltd. Class H                              3,058,000            1,361,609               0.0%
#   Beijing North Star Co., Ltd. Class H                                         3,824,000            1,154,112               0.0%
#*  Beijing Properties Holdings, Ltd.                                            2,142,967              193,559               0.0%
    Belle International Holdings, Ltd.                                          10,180,114           12,941,318               0.1%
#   Biostime International Holdings, Ltd.                                          634,500            1,436,606               0.0%
#   Bloomage Biotechnology Corp., Ltd.                                             400,000              637,799               0.0%
    Boer Power Holdings, Ltd.                                                    1,024,000            1,282,141               0.0%
#   Bosideng International Holdings, Ltd.                                       15,934,157            2,343,283               0.0%
    Brilliance China Automotive Holdings, Ltd.                                   4,384,000            7,569,781               0.1%
#   Byd Co., Ltd. Class H                                                        1,329,300            8,453,240               0.1%
    BYD Electronic International Co., Ltd.                                       4,359,222            5,191,674               0.0%
    C C Land Holdings, Ltd.                                                      7,117,354            1,285,880               0.0%
#*  Carnival Group International Holdings, Ltd.                                    744,000              121,809               0.0%
    Carrianna Group Holdings Co., Ltd.                                           1,640,877              266,703               0.0%
#   CECEP COSTIN New Materials Group, Ltd.                                         492,000              214,739               0.0%
#   Central China Real Estate, Ltd.                                              3,248,074              746,486               0.0%
#   Changshouhua Food Co., Ltd.                                                  1,543,000            1,282,723               0.0%
#*  Chaoda Modern Agriculture Holdings, Ltd.                                     5,616,910              162,890               0.0%
#   Chaowei Power Holdings, Ltd.                                                 2,728,000            1,533,213               0.0%
*   Chigo Holding, Ltd.                                                         22,124,000              531,120               0.0%
*   Chiho-Tiande Group, Ltd.                                                        98,000               36,628               0.0%
#   China Aerospace International Holdings, Ltd.                                10,982,600            1,599,186               0.0%
    China Agri-Industries Holdings, Ltd.                                        11,372,800            4,330,218               0.0%
#   China All Access Holdings, Ltd.                                              3,094,000            1,221,322               0.0%
    China Animal Healthcare, Ltd.                                                1,485,000            1,223,962               0.0%
    China Aoyuan Property Group, Ltd.                                            6,472,000            1,019,355               0.0%
*   China Automation Group, Ltd.                                                 3,425,000              658,327               0.0%
#   China BlueChemical, Ltd.                                                     8,045,122            2,856,912               0.0%
*   China Chengtong Development Group, Ltd.                                      2,718,000              189,261               0.0%
#   China Child Care Corp., Ltd.                                                 2,314,000              483,749               0.0%
    China CITIC Bank Corp., Ltd. Class H                                        23,858,607           15,542,667               0.1%
#   China Coal Energy Co., Ltd. Class H                                         18,516,168           11,367,117               0.1%
    China Communications Construction Co., Ltd. Class H                         16,467,387           12,641,736               0.1%
    China Communications Services Corp., Ltd. Class H                           11,157,327            5,224,587               0.0%
    China Construction Bank Corp. Class H                                      195,696,302          146,008,799               0.9%
#*  China COSCO Holdings Co., Ltd. Class H                                      11,544,000            5,198,786               0.0%
#   China Datang Corp. Renewable Power Co., Ltd. Class H                        11,047,000            1,596,150               0.0%
    China Dongxiang Group Co., Ltd.                                             12,911,888            2,367,623               0.0%
#*  China Dredging Environment Protection Holdings, Ltd.                         2,288,000              549,251               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
CHINA -- (Continued)
#*  China Eastern Airlines Corp., Ltd. Class H                                   7,182,000    $       2,734,467               0.0%
*   China Energine International Holdings, Ltd.                                  6,260,000              783,412               0.0%
    China Everbright International, Ltd.                                         8,832,000           12,285,695               0.1%
    China Everbright, Ltd.                                                       4,496,896            8,700,908               0.1%
#   China Fiber Optic Network System Group, Ltd.                                 2,674,000              811,177               0.0%
#*  China Foods, Ltd.                                                            4,396,000            1,645,074               0.0%
    China Galaxy Securities Co., Ltd. Class H                                      452,500              360,769               0.0%
    China Gas Holdings, Ltd.                                                     5,958,000           10,621,487               0.1%
    China Glass Holdings, Ltd.                                                   4,404,000              510,960               0.0%
*   China High Precision Automation Group, Ltd.                                  1,360,000              213,948               0.0%
*   China High Speed Transmission Equipment Group Co., Ltd.                      6,094,007            4,803,944               0.0%
#   China Hongqiao Group, Ltd.                                                   3,892,500            2,995,266               0.0%
*   China Household Holdings, Ltd.                                              10,050,000            1,218,497               0.0%
*   China Huiyuan Juice Group, Ltd.                                              3,217,000            1,282,535               0.0%
    China International Marine Containers Group Co., Ltd. Class H                  266,900              622,000               0.0%
#   China ITS Holdings Co., Ltd.                                                 2,751,096              383,246               0.0%
#   China Lesso Group Holdings, Ltd.                                             4,533,000            2,368,170               0.0%
#   China Life Insurance Co., Ltd. ADR                                             313,416           14,025,366               0.1%
    China Life Insurance Co., Ltd. Class H                                       5,510,000           16,441,679               0.1%
#   China Lilang, Ltd.                                                           1,872,000            1,349,479               0.0%
    China Longyuan Power Group Corp., Ltd. Class H                               7,079,000            7,548,952               0.1%
#   China Lumena New Materials Corp.                                            15,666,000            1,893,822               0.0%
#   China Medical System Holdings, Ltd.                                          2,928,800            5,399,818               0.0%
    China Mengniu Dairy Co., Ltd.                                                2,574,000           11,286,886               0.1%
    China Merchants Bank Co., Ltd. Class H                                      14,193,146           26,339,718               0.2%
    China Merchants Holdings International Co., Ltd.                             3,902,393           12,335,457               0.1%
#*  China Metal Recycling Holdings, Ltd.                                         1,955,133              445,726               0.0%
*   China Mining Resources Group, Ltd.                                           7,924,900               70,541               0.0%
    China Minsheng Banking Corp., Ltd. Class H                                  17,463,800           17,543,988               0.1%
    China Mobile, Ltd.                                                           3,987,000           49,711,104               0.3%
#   China Mobile, Ltd. Sponsored ADR                                             1,861,391          115,573,767               0.7%
#*  China Modern Dairy Holdings, Ltd.                                            5,582,000            2,469,970               0.0%
#   China Molybdenum Co., Ltd. Class H                                           4,585,000            2,745,869               0.0%
#   China National Building Material Co., Ltd. Class H                          12,520,000           11,608,102               0.1%
    China National Materials Co., Ltd.                                           5,688,000            1,291,808               0.0%
#*  China New Town Development Co., Ltd.                                         5,843,677              290,489               0.0%
*   China Nickel Resources Holdings Co., Ltd.                                    3,830,000              111,971               0.0%
#   China Oil & Gas Group, Ltd.                                                 22,980,000            3,681,909               0.0%
#   China Oilfield Services, Ltd. Class H                                        5,218,000           10,905,850               0.1%
#   China Overseas Grand Oceans Group, Ltd.                                      3,522,000            1,858,154               0.0%
    China Overseas Land & Investment, Ltd.                                       8,650,033           25,153,273               0.2%
    China Pacific Insurance Group Co., Ltd. Class H                              5,611,465           21,035,193               0.1%
#   China Petroleum & Chemical Corp. ADR                                           246,852           21,471,170               0.2%
    China Petroleum & Chemical Corp. Class H                                    31,492,400           27,310,570               0.2%
#   China Power International Development, Ltd.                                 13,000,200            5,872,480               0.1%
#*  China Power New Energy Development Co., Ltd.                                22,560,000            1,572,202               0.0%
#*  China Precious Metal Resources Holdings Co., Ltd.                           13,461,682            1,422,292               0.0%
*   China Properties Group, Ltd.                                                 2,449,000              467,296               0.0%
*   China Qinfa Group, Ltd.                                                      2,670,000              115,405               0.0%
    China Railway Construction Corp., Ltd. Class H                               8,466,687            8,949,696               0.1%
    China Railway Group, Ltd. Class H                                            9,962,000            6,132,728               0.1%
#*  China Rare Earth Holdings, Ltd.                                              7,016,000              896,051               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
CHINA -- (Continued)
#   China Resources Cement Holdings, Ltd.                                        7,800,946    $       5,284,503               0.0%
#   China Resources Enterprise, Ltd.                                             4,418,000           10,508,181               0.1%
#   China Resources Gas Group, Ltd.                                              1,614,000            4,603,177               0.0%
    China Resources Land, Ltd.                                                   5,786,681           13,748,830               0.1%
    China Resources Power Holdings Co., Ltd.                                     3,410,000            9,925,297               0.1%
#*  China Rongsheng Heavy Industries Group Holdings, Ltd.                       17,560,000            2,804,893               0.0%
*   China Ruifeng Renewable Energy, Ltd.                                         2,796,000              506,197               0.0%
#   China Sanjiang Fine Chemicals Co., Ltd.                                      3,282,000            1,626,992               0.0%
    China SCE Property Holdings, Ltd.                                            2,563,400              505,917               0.0%
#   China Shanshui Cement Group, Ltd.                                           10,203,645            3,781,571               0.0%
    China Shenhua Energy Co., Ltd. Class H                                       8,719,500           24,519,989               0.2%
    China Shineway Pharmaceutical Group, Ltd.                                    1,729,000            3,146,420               0.0%
#*  China Shipping Container Lines Co., Ltd. Class H                            20,233,300            5,770,454               0.1%
#*  China Shipping Development Co., Ltd. Class H                                 7,204,000            4,750,982               0.0%
#   China Singyes Solar Technologies Holdings, Ltd.                              2,581,800            4,944,335               0.0%
#   China South City Holdings, Ltd.                                             10,122,711            4,610,908               0.0%
    China Southern Airlines Co., Ltd. Class H                                    6,660,000            2,338,516               0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                                 41,944              735,698               0.0%
    China Starch Holdings, Ltd.                                                  8,270,000              202,702               0.0%
    China State Construction International Holdings, Ltd.                        3,687,520            5,710,071               0.1%
#   China Suntien Green Energy Corp., Ltd. Class H                               7,740,000            2,055,759               0.0%
#*  China Taifeng Beddings Holdings, Ltd.                                        1,662,000              265,999               0.0%
#*  China Taiping Insurance Holdings Co., Ltd.                                   3,714,600            7,926,213               0.1%
#   China Telecom Corp., Ltd. ADR                                                  137,239            8,725,656               0.1%
    China Telecom Corp., Ltd. Class H                                            8,024,000            5,114,941               0.0%
#*  China Tian Lun Gas Holdings, Ltd.                                              615,000              709,794               0.0%
    China Tianyi Holdings, Ltd.                                                  1,996,000              262,650               0.0%
*   China Tontine Wines Group, Ltd.                                              3,962,000              168,636               0.0%
*   China Traditional Chinese Medicine Co., Ltd.                                   738,000              416,061               0.0%
    China Travel International Investment Hong Kong, Ltd.                       13,193,892            4,069,717               0.0%
    China Unicom Hong Kong, Ltd.                                                 5,068,000            7,575,557               0.1%
#   China Unicom Hong Kong, Ltd. ADR                                             1,117,285           16,736,929               0.1%
    China Vanadium Titano - Magnetite Mining Co., Ltd.                           4,955,000              504,536               0.0%
#   China Water Affairs Group, Ltd.                                              4,664,000            2,374,832               0.0%
#*  China Water Industry Group, Ltd.                                             1,440,000              282,388               0.0%
*   China WindPower Group, Ltd.                                                 19,845,909            1,638,834               0.0%
#*  China Yurun Food Group, Ltd.                                                 7,579,000            3,226,791               0.0%
    China ZhengTong Auto Services Holdings, Ltd.                                 4,907,500            2,780,104               0.0%
#   China Zhongwang Holdings, Ltd.                                               9,010,779            4,745,644               0.0%
*   Chinasoft International, Ltd.                                                4,892,000            1,660,441               0.0%
*   Chinese People Holdings Co., Ltd.                                           11,213,240              265,577               0.0%
*   Chongqing Iron & Steel Co., Ltd. Class H                                     2,590,000              569,092               0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H                             5,647,962            1,019,082               0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H                           12,371,000            5,953,694               0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.                   2,419,000              726,957               0.0%
#   CIMC Enric Holdings, Ltd.                                                    2,430,000            2,446,756               0.0%
*   CITIC Dameng Holdings, Ltd.                                                    935,000               75,926               0.0%
*   CITIC Resources Holdings, Ltd.                                              12,768,000            1,795,928               0.0%
    CITIC Securities Co., Ltd. Class H                                           2,868,000            7,141,306               0.1%
#   CITIC, Ltd.                                                                  6,532,567           11,446,176               0.1%
    Citychamp Watch & Jewellery Group, Ltd.                                     10,242,000            1,388,354               0.0%
    Clear Media, Ltd.                                                              192,000              195,588               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
CHINA -- (Continued)
*   CNNC International, Ltd.                                                       414,898    $         159,075               0.0%
    CNOOC, Ltd.                                                                 31,447,000           49,161,651               0.3%
#   CNOOC, Ltd. ADR                                                                239,300           37,419,341               0.3%
*   Coastal Greenland, Ltd.                                                      3,432,000              119,545               0.0%
#   Comba Telecom Systems Holdings, Ltd.                                         5,369,180            2,463,424               0.0%
#*  Comtec Solar Systems Group, Ltd.                                             4,346,000              723,971               0.0%
#   Coolpad Group, Ltd.                                                         14,392,000            3,100,365               0.0%
#   Cosco International Holdings, Ltd.                                           1,328,000              581,927               0.0%
    COSCO Pacific, Ltd.                                                          8,896,623           11,730,063               0.1%
*   Coslight Technology International Group Co., Ltd.                              480,000              308,989               0.0%
    Country Garden Holdings Co., Ltd.                                           18,503,660            7,269,672               0.1%
#   CP Pokphand Co., Ltd.                                                       12,593,658            1,446,575               0.0%
    CPMC Holdings, Ltd.                                                          1,325,000              999,607               0.0%
    CSPC Pharmaceutical Group, Ltd.                                              3,620,000            3,330,325               0.0%
#   CSR Corp., Ltd.                                                              5,535,324            5,631,575               0.1%
*   DaChan Food Asia, Ltd.                                                       1,513,087              195,136               0.0%
#   Dah Chong Hong Holdings, Ltd.                                                4,428,000            2,611,372               0.0%
#   Dalian Port PDA Co., Ltd. Class H                                            5,986,000            2,092,883               0.0%
    DaMing International Holdings, Ltd.                                             34,000               12,156               0.0%
#   Daphne International Holdings, Ltd.                                          5,196,000            2,615,622               0.0%
#   Datang International Power Generation Co., Ltd. Class H                      8,690,000            4,562,092               0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                                       1,369,491            1,360,955               0.0%
#*  DBA Telecommunication Asia Holdings, Ltd.                                    1,020,000               50,111               0.0%
    Digital China Holdings, Ltd.                                                 4,070,000            3,787,782               0.0%
#   Dongfang Electric Corp., Ltd. Class H                                        1,165,800            1,972,629               0.0%
    Dongfeng Motor Group Co., Ltd. Class H                                       7,834,000           12,114,948               0.1%
    Dongjiang Environmental Co., Ltd. Class H                                       51,198              202,988               0.0%
#   Dongyue Group, Ltd.                                                          6,374,000            2,389,456               0.0%
#*  Dynasty Fine Wines Group, Ltd.                                               1,708,000               59,465               0.0%
    Embry Holdings, Ltd.                                                           509,000              256,362               0.0%
    ENN Energy Holdings, Ltd.                                                    2,038,000           13,170,780               0.1%
    EVA Precision Industrial Holdings, Ltd.                                      5,630,516            1,512,285               0.0%
*   EverChina International Holdings Co., Ltd.                                  17,127,500              939,050               0.0%
#   Evergrande Real Estate Group, Ltd.                                          28,882,000           11,098,719               0.1%
    Evergreen International Holdings, Ltd.                                       1,091,000              133,704               0.0%
*   Extrawell Pharmaceutical Holdings, Ltd.                                      6,642,079              290,773               0.0%
#   Fantasia Holdings Group Co., Ltd.                                            9,461,519            1,012,642               0.0%
#*  FDG Electric Vehicles, Ltd.                                                 13,380,000              948,918               0.0%
#   First Tractor Co., Ltd. Class H                                              2,154,000            1,379,219               0.0%
#   Fosun International, Ltd.                                                    6,267,285            7,433,988               0.1%
    Franshion Properties China, Ltd.                                            20,140,976            4,780,487               0.0%
#   Fufeng Group, Ltd.                                                           5,082,800            2,387,592               0.0%
#*  GCL-Poly Energy Holdings, Ltd.                                              33,132,320           11,166,333               0.1%
#   Geely Automobile Holdings, Ltd.                                             29,730,000           13,270,226               0.1%
*   Global Bio-Chem Technology Group Co., Ltd.                                  10,533,600              400,945               0.0%
*   Global Sweeteners Holdings, Ltd.                                             1,750,699               89,044               0.0%
*   Glorious Property Holdings, Ltd.                                            14,327,712            2,069,791               0.0%
    Goldbond Group Holdings, Ltd.                                                  650,000               27,667               0.0%
#   Golden Eagle Retail Group, Ltd.                                              2,287,000            2,803,698               0.0%
#   Golden Meditech Holdings, Ltd.                                               3,831,809              627,454               0.0%
    Goldlion Holdings, Ltd.                                                        852,866              357,432               0.0%
    GOME Electrical Appliances Holding, Ltd.                                    56,205,660            8,854,949               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
CHINA -- (Continued)
    Good Friend International Holdings, Inc.                                       487,333    $         159,407               0.0%
#   Goodbaby International Holdings, Ltd.                                        2,541,000            1,024,418               0.0%
#   Great Wall Motor Co., Ltd. Class H                                           2,432,750           10,675,380               0.1%
#   Greatview Aseptic Packaging Co., Ltd.                                        1,754,000            1,149,003               0.0%
#   Greenland Hong Kong Holdings, Ltd.                                           1,497,275              603,182               0.0%
#   Greentown China Holdings, Ltd.                                               3,479,500            3,620,658               0.0%
    Guangdong Investment, Ltd.                                                   6,708,000            8,806,558               0.1%
*   Guangdong Land Holdings, Ltd.                                                2,823,361              600,635               0.0%
    Guangshen Railway Co., Ltd. Class H                                          4,242,000            1,821,964               0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                                       69,174            1,476,865               0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                                 8,373,480            7,439,312               0.1%
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H                 504,000            1,722,520               0.0%
#   Guangzhou R&F Properties Co., Ltd.                                           4,977,932            5,429,414               0.0%
    Guangzhou Shipyard International Co., Ltd. Class H                             530,000              700,502               0.0%
#   Guodian Technology & Environment Group Corp., Ltd. Class H                   2,974,000              606,449               0.0%
    Haier Electronics Group Co., Ltd.                                            2,542,000            6,816,417               0.1%
    Hainan Meilan International Airport Co., Ltd. Class H                          596,000              463,567               0.0%
#   Haitian International Holdings, Ltd.                                         1,424,000            3,036,232               0.0%
#   Hanergy Thin Film Power Group, Ltd.                                         48,496,000           11,064,891               0.1%
    Harbin Electric Co., Ltd. Class H                                            4,400,587            2,655,810               0.0%
    Henderson Investment, Ltd.                                                     377,000               35,026               0.0%
#*  Heng Tai Consumables Group, Ltd.                                            18,666,383              274,346               0.0%
    Hengan International Group Co., Ltd.                                         1,355,622           14,254,314               0.1%
#   Hengdeli Holdings, Ltd.                                                     10,988,800            1,768,633               0.0%
#*  Hi Sun Technology China, Ltd.                                                  624,000              194,672               0.0%
#*  Hidili Industry International Development, Ltd.                              5,587,000              605,644               0.0%
#   Hilong Holding, Ltd.                                                         2,522,000              813,025               0.0%
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H                          1,924,000            1,719,607               0.0%
#*  HKC Holdings, Ltd.                                                          19,752,210              484,326               0.0%
#   Honghua Group, Ltd.                                                          5,332,000            1,031,759               0.0%
    Hopefluent Group Holdings, Ltd.                                                515,973              153,107               0.0%
#   Hopewell Highway Infrastructure, Ltd.                                        3,852,528            1,863,187               0.0%
#*  Hopson Development Holdings, Ltd.                                            3,550,000            3,159,130               0.0%
#   Hua Han Bio-Pharmaceutical Holdings, Ltd.                                   11,701,135            4,181,579               0.0%
*   Hua Lien International Holding Co., Ltd.                                       558,000               32,372               0.0%
#   Huabao International Holdings, Ltd.                                         10,678,986            7,636,060               0.1%
    Huadian Power International Corp., Ltd. Class H                              5,604,000            4,295,081               0.0%
    Huaneng Power International, Inc. Class H                                    1,434,000            1,761,166               0.0%
#   Huaneng Power International, Inc. Sponsored ADR                                106,517            5,277,917               0.0%
#   Huaneng Renewables Corp., Ltd. Class H                                      12,414,000            4,458,542               0.0%
*   Huili Resources Group, Ltd.                                                    348,000               53,890               0.0%
#*  Hunan Nonferrous Metal Corp., Ltd. Class H                                   8,890,000            2,854,374               0.0%
#   Hutchison Harbour Ring, Ltd.                                                 1,932,000              176,960               0.0%
    Industrial & Commercial Bank of China, Ltd. Class H                        200,441,725          132,825,859               0.9%
    Inspur International, Ltd.                                                   2,180,000              554,865               0.0%
#   Intime Retail Group Co., Ltd.                                                4,260,500            3,693,941               0.0%
    Jiangsu Expressway Co., Ltd. Class H                                         3,082,000            3,454,620               0.0%
    Jiangxi Copper Co., Ltd. Class H                                             4,924,000            8,721,003               0.1%
*   Jinchuan Group International Resources Co., Ltd.                             1,141,000              114,820               0.0%
    Jingwei Textile Machinery Class H                                            1,000,000            1,003,693               0.0%
#   Ju Teng International Holdings, Ltd.                                         4,656,090            2,603,521               0.0%
    Jutal Offshore Oil Services, Ltd.                                            1,186,000              363,885               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
CHINA -- (Continued)
*   Kai Yuan Holdings, Ltd.                                                     16,790,000    $         221,897               0.0%
#   Kaisa Group Holdings, Ltd.                                                   9,772,684            3,619,217               0.0%
    Kasen International Holdings, Ltd.                                             314,000               44,627               0.0%
    Kingboard Chemical Holdings, Ltd.                                            3,706,166            7,253,865               0.1%
    Kingboard Laminates Holdings, Ltd.                                           4,971,984            2,027,572               0.0%
#*  Kingdee International Software Group Co., Ltd.                               5,767,600            1,892,183               0.0%
#   Kingsoft Corp., Ltd.                                                         2,757,000            6,481,174               0.1%
    Kunlun Energy Co., Ltd.                                                     10,436,000           13,879,850               0.1%
    KWG Property Holding, Ltd.                                                   6,613,144            4,592,112               0.0%
#*  Labixiaoxin Snacks Group, Ltd.                                               2,192,000              293,776               0.0%
    Lai Fung Holdings, Ltd.                                                     24,807,000              531,909               0.0%
    Le Saunda Holdings, Ltd.                                                     1,218,000              612,885               0.0%
    Lee & Man Chemical Co., Ltd.                                                   821,339              513,759               0.0%
#   Lee & Man Paper Manufacturing, Ltd.                                          7,199,200            3,941,471               0.0%
#   Lenovo Group, Ltd.                                                          14,846,000           21,921,388               0.2%
*   Leoch International Technology, Ltd.                                           907,000              168,389               0.0%
#*  Li Ning Co., Ltd.                                                            4,090,000            2,157,685               0.0%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H                               2,030,200            1,007,661               0.0%
#   Lijun International Pharmaceutical Holding Co., Ltd.                         7,206,000            3,507,870               0.0%
#*  Lingbao Gold Co., Ltd. Class H                                               1,494,000              240,530               0.0%
*   LK Technology Holdings, Ltd.                                                   712,500               68,775               0.0%
    Longfor Properties Co., Ltd.                                                 5,218,000            6,059,810               0.1%
    Lonking Holdings, Ltd.                                                      11,388,000            1,953,481               0.0%
*   Loudong General Nice Resources China Holdings, Ltd.                          5,239,309              344,607               0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H                                      9,296,000            2,411,896               0.0%
*   Madex International Holdings, Ltd.                                           3,520,000              105,883               0.0%
    Maoye International Holdings, Ltd.                                           7,100,000            1,098,171               0.0%
    Metallurgical Corp. of China, Ltd. Class H                                  12,523,000            3,438,662               0.0%
#*  Microport Scientific Corp.                                                   1,233,000              625,336               0.0%
    MIE Holdings Corp.                                                           4,960,000              685,003               0.0%
    MIN XIN Holdings, Ltd.                                                         596,000              360,441               0.0%
#*  Mingfa Group International Co., Ltd.                                         4,982,000            1,386,448               0.0%
*   Mingyuan Medicare Development Co., Ltd.                                      4,480,000              147,329               0.0%
#   Minmetals Land, Ltd.                                                         6,023,644              698,592               0.0%
    Minth Group, Ltd.                                                            2,171,000            4,167,676               0.0%
#   MMG, Ltd.                                                                    9,112,000            3,060,461               0.0%
    MOBI Development Co., Ltd.                                                      34,000                7,854               0.0%
*   Nan Hai Corp., Ltd.                                                         61,300,000              348,474               0.0%
    Nature Home Holding Co., Ltd.                                                  654,000               99,763               0.0%
#   NetDragon Websoft, Inc.                                                        613,956            1,047,043               0.0%
    New China Life Insurance Co., Ltd. Class H                                   1,603,200            6,009,801               0.1%
    New World China Land, Ltd.                                                  10,199,700            6,187,351               0.1%
#   New World Department Store China, Ltd.                                       2,186,538              789,280               0.0%
#   Nine Dragons Paper Holdings, Ltd.                                            9,105,000            7,045,422               0.1%
#*  North Mining Shares Co., Ltd.                                               10,000,000              463,892               0.0%
#   NVC Lighting Holdings, Ltd.                                                  7,356,000            1,688,385               0.0%
*   O-Net Communications Group, Ltd.                                             1,503,000              410,891               0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                                      357,817              133,804               0.0%
    Pacific Online, Ltd.                                                         1,243,195              673,763               0.0%
#   Parkson Retail Group, Ltd.                                                   6,360,500            1,870,987               0.0%
#*  PAX Global Technology, Ltd.                                                    577,000              619,727               0.0%
    Peak Sport Products Co., Ltd.                                                3,192,000              955,149               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
CHINA -- (Continued)
#   PetroChina Co., Ltd. ADR                                                       229,733    $      28,831,492               0.2%
    PetroChina Co., Ltd. Class H                                                23,340,000           29,250,453               0.2%
#   Phoenix Satellite Television Holdings, Ltd.                                  4,950,000            1,526,149               0.0%
    PICC Property & Casualty Co., Ltd. Class H                                   7,406,360           13,586,508               0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H                           2,990,500           24,446,525               0.2%
#   Poly Property Group Co., Ltd.                                               11,116,068            4,306,191               0.0%
#   Ports Design, Ltd.                                                           1,736,000              602,020               0.0%
*   Pou Sheng International Holdings, Ltd.                                       3,881,609              355,749               0.0%
*   Powerlong Real Estate Holdings, Ltd.                                         5,528,715              769,395               0.0%
*   Prosperity International Holdings HK, Ltd.                                   4,900,000              173,824               0.0%
    Qingling Motors Co., Ltd. Class H                                            1,688,000              537,677               0.0%
*   Qunxing Paper Holdings Co., Ltd.                                               854,211               41,636               0.0%
*   Real Gold Mining, Ltd.                                                         640,000               21,704               0.0%
    Real Nutriceutical Group, Ltd.                                               4,279,000            1,457,502               0.0%
#*  Renhe Commercial Holdings Co., Ltd.                                         64,491,077            2,579,086               0.0%
#   REXLot Holdings, Ltd.                                                       41,293,724            4,261,962               0.0%
#   Road King Infrastructure, Ltd.                                               1,179,000            1,022,254               0.0%
    Samson Holding, Ltd.                                                         4,377,000              559,103               0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.                        4,530,500            1,004,167               0.0%
    Sateri Holdings, Ltd.                                                           23,000                6,957               0.0%
    Scud Group, Ltd.                                                             1,110,000              168,983               0.0%
#*  Semiconductor Manufacturing International Corp.                             98,446,955           10,206,664               0.1%
*   Semiconductor Manufacturing International Corp. ADR                            173,964              894,175               0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H                               1,952,022              902,825               0.0%
*   Shandong Molong Petroleum Machinery Co., Ltd. Class H                          946,528              536,144               0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H                      3,088,000            3,122,694               0.0%
#   Shanghai Electric Group Co., Ltd. Class H                                   10,286,000            5,166,754               0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H                          618,000            2,224,981               0.0%
    Shanghai Industrial Holdings, Ltd.                                           2,523,000            7,762,951               0.1%
#*  Shanghai Industrial Urban Development Group, Ltd.                            8,157,025            1,505,447               0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H              7,004,000            2,403,628               0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H                           2,017,700            5,049,385               0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                                   1,820,000              349,003               0.0%
*   Shanghai Zendai Property, Ltd.                                               6,120,000               82,827               0.0%
    Shengli Oil & Gas Pipe Holdings, Ltd.                                        5,242,500              310,621               0.0%
    Shenguan Holdings Group, Ltd.                                                3,748,000            1,059,875               0.0%
    Shenzhen Expressway Co., Ltd. Class H                                        3,204,000            2,049,837               0.0%
    Shenzhen International Holdings, Ltd.                                        4,657,885            7,402,525               0.1%
    Shenzhen Investment, Ltd.                                                   15,445,749            4,461,403               0.0%
    Shenzhou International Group Holdings, Ltd.                                  1,081,000            3,718,142               0.0%
    Shimao Property Holdings, Ltd.                                               6,068,683           13,076,895               0.1%
#*  Shougang Concord International Enterprises Co., Ltd.                        24,674,100            1,145,693               0.0%
#   Shougang Fushan Resources Group, Ltd.                                       17,696,461            4,062,862               0.0%
    Shui On Land, Ltd.                                                          19,981,276            4,587,267               0.0%
*   Shunfeng Photovoltaic International, Ltd.                                    1,668,000            1,396,580               0.0%
    Sichuan Expressway Co., Ltd. Class H                                         4,116,000            1,587,408               0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                                  13,934,000           11,162,250               0.1%
*   Sijia Group Co.                                                                893,399               29,607               0.0%
    Silver Grant International Industries, Ltd.                                  4,466,000              610,456               0.0%
*   SIM Technology Group, Ltd.                                                   5,367,000              301,488               0.0%
    Sino Biopharmaceutical, Ltd.                                                 8,963,999            9,013,288               0.1%
#*  Sino Oil And Gas Holdings, Ltd.                                             53,867,234            1,402,132               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
CHINA -- (Continued)
#   Sino-Ocean Land Holdings, Ltd.                                              18,491,462    $      10,501,288               0.1%
#*  Sinofert Holdings, Ltd.                                                     11,832,673            1,802,140               0.0%
#*  Sinolink Worldwide Holdings, Ltd.                                            3,813,492              310,041               0.0%
#   SinoMedia Holding, Ltd.                                                      1,167,258              724,220               0.0%
#   Sinopec Kantons Holdings, Ltd.                                               3,422,000            2,833,507               0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H                             4,443,000            1,377,542               0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR                          39,923            1,238,795               0.0%
*   Sinopec Yizheng Chemical Fibre Co., Ltd. Class H                             1,074,999              475,099               0.0%
#   Sinopharm Group Co., Ltd. Class H                                            2,857,200           11,217,162               0.1%
#*  Sinotrans Shipping, Ltd.                                                     7,724,500            2,112,898               0.0%
    Sinotrans, Ltd. Class H                                                      7,912,000            6,278,206               0.1%
    Sinotruk Hong Kong, Ltd.                                                     3,827,500            1,988,898               0.0%
    SITC International Holdings Co., Ltd.                                        2,068,000            1,101,619               0.0%
#   Skyworth Digital Holdings, Ltd.                                             10,023,788            5,482,504               0.1%
    SMI Corp., Ltd.                                                             14,456,000              559,758               0.0%
    SOHO China, Ltd.                                                             8,469,339            6,203,952               0.1%
*   Solargiga Energy Holdings, Ltd.                                              9,232,000              495,118               0.0%
*   Sparkle Roll Group, Ltd.                                                     6,520,000              290,041               0.0%
    Springland International Holdings, Ltd.                                      1,529,000              584,769               0.0%
#   SPT Energy Group, Inc.                                                       2,996,000              943,877               0.0%
    SRE Group, Ltd.                                                             14,737,714              419,955               0.0%
#   Sun Art Retail Group, Ltd.                                                   4,579,500            4,909,361               0.0%
    Sun King Power Electronics Group                                               118,000               12,963               0.0%
    Sunac China Holdings, Ltd.                                                   8,054,000            6,994,335               0.1%
#   Sunny Optical Technology Group Co., Ltd.                                     2,611,000            4,238,670               0.0%
#*  Superb Summit International Group, Ltd.                                      1,350,000              290,893               0.0%
    TCC International Holdings, Ltd.                                             5,291,997            2,149,733               0.0%
#   TCL Communication Technology Holdings, Ltd.                                  2,429,100            2,385,781               0.0%
#*  TCL Multimedia Technology Holdings, Ltd.                                     3,145,200            1,115,414               0.0%
    Tencent Holdings, Ltd.                                                       9,231,600          148,372,706               1.0%
    Tenfu Cayman Holdings Co., Ltd.                                                101,000               37,252               0.0%
#   Texhong Textile Group, Ltd.                                                  1,839,500            1,254,842               0.0%
    Tian An China Investment Co., Ltd.                                             896,357              601,259               0.0%
    Tian Shan Development Holding, Ltd.                                          1,238,000              531,702               0.0%
#   Tiangong International Co., Ltd.                                             6,274,056            1,602,433               0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd. Class H             1,310,000              934,728               0.0%
    Tianjin Development Hldgs, Ltd.                                              1,873,800            1,622,002               0.0%
*   Tianjin Jinran Public Utilities Co., Ltd. Class H                            2,010,000              402,855               0.0%
    Tianjin Port Development Holdings, Ltd.                                     10,343,200            2,334,927               0.0%
    Tianneng Power International, Ltd.                                           3,937,952            1,408,645               0.0%
#   Tibet 5100 Water Resources Holdings, Ltd.                                    2,339,000              835,399               0.0%
    Tingyi Cayman Islands Holding Corp.                                          3,742,000            9,260,851               0.1%
#   Tomson Group, Ltd.                                                           1,062,448              280,675               0.0%
#   Tong Ren Tang Technologies Co., Ltd. Class H                                 1,996,000            2,702,851               0.0%
    Tongda Group Holdings, Ltd.                                                  9,100,000            1,185,997               0.0%
    Tonly Electronics Holdings, Ltd.                                               268,720              229,851               0.0%
    Towngas China Co., Ltd.                                                      3,853,000            4,035,640               0.0%
#   TPV Technology, Ltd.                                                         3,810,578              747,697               0.0%
    Travelsky Technology, Ltd. Class H                                           3,595,938            3,752,722               0.0%
#   Trigiant Group, Ltd.                                                         3,272,000              792,575               0.0%
*   Trony Solar Holdings Co., Ltd.                                               2,133,000               32,455               0.0%
#   Truly International Holdings, Ltd.                                           5,669,000            2,866,899               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
CHINA -- (Continued)
    Tsingtao Brewery Co., Ltd. Class H                                             530,000    $       3,907,602               0.0%
#   Uni-President China Holdings, Ltd.                                           3,649,308            3,374,847               0.0%
#*  United Energy Group, Ltd.                                                    9,287,550            1,436,013               0.0%
#*  V1 Group, Ltd.                                                              19,290,600            2,042,543               0.0%
    Wanguo International Mining Group, Ltd.                                         58,000               18,693               0.0%
#   Want Want China Holdings, Ltd.                                              12,330,000           16,741,972               0.1%
    Wasion Group Holdings, Ltd.                                                  2,504,000            2,616,677               0.0%
#   Weichai Power Co., Ltd. Class H                                              1,646,280            6,319,531               0.1%
    Weiqiao Textile Co. Class H                                                  2,412,000            1,203,967               0.0%
    Welling Holding, Ltd.                                                        5,670,000            1,229,212               0.0%
#   West China Cement, Ltd.                                                     14,894,000            1,479,500               0.0%
*   Winsway Enterprises Holdings, Ltd.                                           8,131,000              372,411               0.0%
    World Wide Touch Technology Holdings, Ltd.                                   4,692,000              169,417               0.0%
#   Wumart Stores, Inc. Class H                                                  1,291,000            1,118,342               0.0%
    Xiamen International Port Co., Ltd. Class H                                  5,097,338            1,341,670               0.0%
    Xiao Nan Guo Restaurants Holdings, Ltd.                                        326,000               45,015               0.0%
    Xingda International Holdings, Ltd.                                          4,868,000            1,685,050               0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H                         786,000              734,673               0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H                     2,090,600            3,752,033               0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H                            3,677,000              791,488               0.0%
#*  Xiwang Property Holdings Co., Ltd.                                           1,750,005               99,290               0.0%
    Xiwang Special Steel Co., Ltd.                                                 990,000              138,917               0.0%
    XTEP International Holdings, Ltd.                                            3,155,500            1,409,193               0.0%
*   Yanchang Petroleum International, Ltd.                                      18,410,000              939,184               0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                                        6,654,000            5,635,209               0.1%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                                    214,102            1,800,598               0.0%
#   Yingde Gases Group Co., Ltd.                                                 3,946,500            3,081,593               0.0%
    Yip's Chemical Holdings, Ltd.                                                1,318,000              883,676               0.0%
    Youyuan International Holdings, Ltd.                                           941,600              215,952               0.0%
    Yuanda China Holdings, Ltd.                                                  4,226,000              262,121               0.0%
#   Yuexiu Property Co., Ltd.                                                   37,485,784            6,961,887               0.1%
#   Yuexiu Transport Infrastructure, Ltd.                                        3,011,415            1,821,149               0.0%
#   Yuzhou Properties Co., Ltd.                                                  4,780,800            1,110,464               0.0%
*   Zall Development Group, Ltd.                                                 2,023,000              732,972               0.0%
#   Zhaojin Mining Industry Co., Ltd.                                            3,922,166            2,071,454               0.0%
    Zhejiang Expressway Co., Ltd. Class H                                        5,928,000            5,977,576               0.1%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H                        555,000              368,643               0.0%
#   Zhong An Real Estate, Ltd.                                                   4,362,444              500,745               0.0%
#   Zhongsheng Group Holdings, Ltd.                                              1,896,000            1,950,262               0.0%
#   Zhuzhou CSR Times Electric Co., Ltd. Class H                                 1,355,250            5,828,074               0.1%
#   Zijin Mining Group Co., Ltd. Class H                                        16,988,000            4,349,963               0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.                     5,984,400            2,878,810               0.0%
#   ZTE Corp. Class H                                                            1,801,460            4,350,021               0.0%
                                                                                              -----------------    ---------------
TOTAL CHINA                                                                                       2,413,718,110              15.4%
                                                                                              -----------------    ---------------
COLOMBIA -- (0.5%)
    Almacenes Exito SA                                                             728,606           10,276,620               0.1%
    Banco de Bogota SA                                                              48,447            1,601,165               0.0%
    Bancolombia SA                                                                 531,366            7,282,878               0.1%
    Bancolombia SA Sponsored ADR                                                   324,032           18,330,490               0.1%
    Bolsa de Valores de Colombia                                                 2,403,206               25,697               0.0%
    Celsia SA ESP                                                                   59,263              172,821               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
COLOMBIA -- (Continued)
    Cementos Argos SA                                                            1,260,016    $       6,430,215               0.1%
*   Cemex Latam Holdings SA                                                        409,747            3,656,357               0.0%
    Constructora Conconcreto SA                                                     19,345               13,868               0.0%
*   Corp. Financiera Colombiana                                                        804               14,849               0.0%
    Corp. Financiera Colombiana SA                                                  29,478              580,247               0.0%
    Ecopetrol SA                                                                   840,865            1,123,878               0.0%
#   Ecopetrol SA Sponsored ADR                                                     420,832           11,278,298               0.1%
    Empresa de Energia de Bogota SA ESP                                          2,825,801            2,238,666               0.0%
    Empresa de Telecomunicaciones de Bogota                                        885,214              232,328               0.0%
*   Fabricato SA                                                                 9,525,507               62,037               0.0%
    Grupo Aval Acciones y Valores                                                1,103,692              740,265               0.0%
    Grupo de Inversiones Suramericana SA                                            45,486              945,755               0.0%
    Grupo Nutresa SA                                                                95,924            1,296,081               0.0%
    Grupo Odinsa SA                                                                 10,651               40,325               0.0%
    Interconexion Electrica SA ESP                                               1,307,366            5,591,651               0.0%
    Isagen SA ESP                                                                3,838,190            5,055,405               0.0%
    Mineros SA                                                                      17,511               23,703               0.0%
                                                                                              -----------------    ---------------
TOTAL COLOMBIA                                                                                       77,013,599               0.5%
                                                                                              -----------------    ---------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                                       519,225           14,362,885               0.1%
    Fortuna Entertainment Group NV                                                  51,763              282,756               0.0%
    Komercni Banka A.S.                                                             68,296           14,631,832               0.1%
#   O2 Czech Republic AS                                                           476,865            5,327,534               0.0%
    Pegas Nonwovens SA                                                              52,502            1,501,857               0.0%
    Philip Morris CR A.S.                                                            2,089              927,209               0.0%
*   Unipetrol A.S.                                                                 201,723            1,180,026               0.0%
                                                                                              -----------------    ---------------
TOTAL CZECH REPUBLIC                                                                                 38,214,099               0.2%
                                                                                              -----------------    ---------------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR                               1,097,765            7,494,974               0.1%
*   Egyptian Financial Group-Hermes Holding GDR                                     13,261               59,758               0.0%
*   Global Telecom Holding SAE GDR                                               1,219,992            3,654,736               0.0%
                                                                                              -----------------    ---------------
TOTAL EGYPT                                                                                          11,209,468               0.1%
                                                                                              -----------------    ---------------
GREECE -- (0.4%)
    Aegean Airlines SA                                                             183,158            1,595,613               0.0%
*   Alpha Bank AE                                                                9,023,668            5,882,687               0.1%
*   Astir Palace Hotel SA                                                           41,272              195,989               0.0%
    Athens Water Supply & Sewage Co. SA (The)                                       47,112              325,369               0.0%
*   Attica Bank SA                                                                 385,386               29,949               0.0%
*   Corinth Pipeworks SA                                                            20,472               33,453               0.0%
*   Ellaktor SA                                                                     37,549              105,990               0.0%
    Elval - Hellenic Aluminium Industry SA                                           3,461                5,167               0.0%
    FF Group                                                                       168,264            5,506,997               0.0%
*   Fourlis Holdings SA                                                            112,295              441,699               0.0%
*   Frigoglass SA                                                                   76,998              213,221               0.0%
*   GEK Terna Holding Real Estate Construction SA                                  107,393              274,806               0.0%
    Hellenic Exchanges - Athens Stock Exchange SA Holding                          357,279            2,403,988               0.0%
*   Hellenic Petroleum SA                                                          519,096            2,665,343               0.0%
*   Hellenic Telecommunications Organization SA                                  1,052,823           11,891,188               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
GREECE -- (Continued)
*   Intracom Holdings SA                                                           321,392    $         161,540               0.0%
*   Intralot SA-Integrated Lottery Systems & Services                              528,895              749,107               0.0%
    JUMBO SA                                                                       509,877            5,591,141               0.0%
*   Lamda Development SA                                                            23,136               97,126               0.0%
*   Marfin Investment Group Holdings SA                                          4,779,275            1,263,285               0.0%
    Metka SA                                                                        94,263              921,823               0.0%
    Motor Oil Hellas Corinth Refineries SA                                         228,312            1,672,600               0.0%
*   Mytilineos Holdings SA                                                          53,544              344,803               0.0%
*   National Bank of Greece SA                                                   1,274,300            3,073,737               0.0%
#*  National Bank of Greece SA ADR                                                 797,946            1,939,009               0.0%
    OPAP SA                                                                        740,812            8,974,896               0.1%
*   Piraeus Bank SA                                                              5,755,120            8,369,228               0.1%
    Piraeus Port Authority                                                          10,567              162,911               0.0%
*   Public Power Corp. SA                                                          529,775            4,024,305               0.0%
    Sarantis SA                                                                      5,137               45,042               0.0%
*   Sidenor Holdings SA                                                              5,430                6,170               0.0%
    Terna Energy SA                                                                132,747              381,062               0.0%
    Thessaloniki Water Supply & Sewage Co. SA                                        3,856               14,791               0.0%
    Titan Cement Co. SA                                                            262,148            5,810,019               0.1%
                                                                                              -----------------    ---------------
TOTAL GREECE                                                                                         75,174,054               0.5%
                                                                                              -----------------    ---------------
HONG KONG -- (0.0%)
*   China Culiangwang Beverages Holdings, Ltd.                                   2,800,500              171,604               0.0%
#*  Wanda Hotel Development Co., Ltd.                                               43,000                9,153               0.0%
                                                                                              -----------------    ---------------
TOTAL HONG KONG                                                                                         180,757               0.0%
                                                                                              -----------------    ---------------
HUNGARY -- (0.2%)
#*  CIG Pannonia Life Insurance P.L.C. Class A                                       5,747                5,192               0.0%
*   Danubius Hotel and SpA P.L.C.                                                    6,208              120,452               0.0%
#*  FHB Mortgage Bank P.L.C.                                                        98,501              287,358               0.0%
*   Magyar Telekom Telecommunications P.L.C.                                     1,823,002            2,523,027               0.0%
#*  Magyar Telekom Telecommunications P.L.C. Sponsored ADR                          36,206              245,839               0.0%
    MOL Hungarian Oil and Gas P.L.C.                                               119,595            5,690,747               0.0%
#   OTP Bank P.L.C.                                                              1,067,617           17,681,471               0.1%
    Richter Gedeon Nyrt                                                            441,356            6,732,771               0.1%
                                                                                              -----------------    ---------------
TOTAL HUNGARY                                                                                        33,286,857               0.2%
                                                                                              -----------------    ---------------
INDIA -- (8.7%)
*   3M India, Ltd.                                                                   3,252              327,913               0.0%
    Aban Offshore, Ltd.                                                            192,279            1,942,220               0.0%
    ABB India, Ltd.                                                                136,544            2,602,519               0.0%
*   ABG Shipyard, Ltd.                                                             115,483              428,603               0.0%
    ACC, Ltd.                                                                      227,566            5,539,331               0.1%
    Adani Enterprises, Ltd.                                                        848,716            6,666,615               0.1%
    Adani Ports & Special Economic Zone, Ltd.                                    1,705,265            7,965,803               0.1%
*   Adani Power, Ltd.                                                            3,327,730            2,592,904               0.0%
    Aditya Birla Nuvo, Ltd.                                                        218,616            5,989,241               0.1%
*   Advanta, Ltd.                                                                   74,330              408,328               0.0%
    Aegis Logistics, Ltd.                                                            4,460               27,031               0.0%
    Agro Tech Foods, Ltd.                                                           33,043              333,811               0.0%
    Ahmednagar Forgings, Ltd.                                                       37,286              247,041               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
INDIA -- (Continued)
    AIA Engineering, Ltd.                                                          102,053    $       1,560,230               0.0%
    Ajanta Pharma, Ltd.                                                             69,526            2,157,652               0.0%
    Akzo Nobel India, Ltd.                                                          32,864              696,780               0.0%
    Alembic Pharmaceuticals, Ltd.                                                  336,138            2,218,384               0.0%
    Alembic, Ltd.                                                                   91,524               70,183               0.0%
    Allahabad Bank                                                                 915,336            1,713,565               0.0%
    Allcargo Logistics, Ltd.                                                         4,494               17,636               0.0%
    Alok Industries, Ltd.                                                        5,583,532            1,138,671               0.0%
    Alstom India, Ltd.                                                             104,518              906,116               0.0%
    Amara Raja Batteries, Ltd.                                                     368,809            3,921,529               0.0%
    Ambuja Cements, Ltd.                                                         3,102,973           11,473,926               0.1%
    Amtek Auto, Ltd.                                                               574,953            1,544,412               0.0%
    Amtek India, Ltd.                                                              159,163              240,046               0.0%
    Anant Raj, Ltd.                                                                942,384              824,489               0.0%
    Andhra Bank                                                                    800,327            1,094,401               0.0%
    Apar Industries, Ltd.                                                            9,849               60,907               0.0%
    Apollo Hospitals Enterprise, Ltd.                                              277,636            5,036,564               0.1%
    Apollo Tyres, Ltd.                                                           1,829,625            6,505,717               0.1%
    Arvind, Ltd.                                                                 1,335,767            6,482,850               0.1%
*   Asahi India Glass, Ltd.                                                        106,722              202,550               0.0%
*   Ashok Leyland, Ltd.                                                          8,823,200            6,669,236               0.1%
    Asian Paints, Ltd.                                                             873,172            9,301,025               0.1%
    Atul, Ltd.                                                                      31,127              645,477               0.0%
    Aurobindo Pharma, Ltd.                                                         917,592           14,492,991               0.1%
    Automotive Axles, Ltd.                                                           5,791               63,999               0.0%
    Axis Bank, Ltd.                                                              4,488,760           32,156,044               0.2%
    Bajaj Auto, Ltd.                                                               222,340            9,442,921               0.1%
    Bajaj Corp., Ltd.                                                              115,660              534,826               0.0%
    Bajaj Electricals, Ltd.                                                        208,168              958,112               0.0%
    Bajaj Finance, Ltd.                                                             28,762            1,299,938               0.0%
    Bajaj Finserv, Ltd.                                                            199,581            3,476,371               0.0%
*   Bajaj Hindusthan, Ltd.                                                       1,505,484              476,109               0.0%
    Bajaj Holdings & Investment, Ltd.                                              124,221            2,801,166               0.0%
    Balkrishna Industries, Ltd.                                                    169,701            2,126,739               0.0%
    Ballarpur Industries, Ltd.                                                   1,632,287              449,021               0.0%
    Balmer Lawrie & Co., Ltd.                                                       54,441              551,932               0.0%
*   Balrampur Chini Mills, Ltd.                                                    900,409              802,356               0.0%
    Bank of Baroda                                                                 410,912            6,207,759               0.1%
    Bank of India                                                                  925,198            4,269,209               0.0%
    Bank Of Maharashtra                                                            479,162              337,218               0.0%
    Bannari Amman Sugars, Ltd.                                                       3,050               62,300               0.0%
    BASF India, Ltd.                                                                39,435              781,660               0.0%
    Bata India, Ltd.                                                                92,603            1,918,675               0.0%
    BEML, Ltd.                                                                     109,967            1,209,866               0.0%
    Berger Paints India, Ltd.                                                      529,159            3,424,910               0.0%
    BGR Energy Systems, Ltd.                                                       131,573              358,531               0.0%
    Bharat Electronics, Ltd.                                                        57,139            1,933,263               0.0%
    Bharat Forge, Ltd.                                                             663,273            8,760,536               0.1%
    Bharat Heavy Electricals, Ltd.                                               2,440,270           10,169,931               0.1%
    Bharat Petroleum Corp., Ltd.                                                   725,403            8,516,503               0.1%
    Bharti Airtel, Ltd.                                                          1,911,327           12,448,764               0.1%
    Bhushan Steel, Ltd.                                                            334,343              575,769               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
INDIA -- (Continued)
    Biocon, Ltd.                                                                   442,068    $       3,216,545               0.0%
    Birla Corp., Ltd.                                                               48,901              416,121               0.0%
    Blue Dart Express, Ltd.                                                         12,270            1,066,323               0.0%
    Blue Star, Ltd.                                                                108,712              594,203               0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                                        675,229              734,864               0.0%
    Bosch, Ltd.                                                                     19,618            4,743,703               0.1%
    Brigade Enterprises, Ltd.                                                        4,257               10,113               0.0%
    Britannia Industries, Ltd.                                                     204,624            5,119,653               0.1%
    Cadila Healthcare, Ltd.                                                        204,372            4,683,196               0.0%
    Cairn India, Ltd.                                                            2,180,042           10,080,007               0.1%
    Canara Bank                                                                    662,147            4,322,344               0.0%
    Capital First, Ltd.                                                              2,097               11,395               0.0%
    Carborundum Universal, Ltd.                                                    136,424              425,640               0.0%
    CCL Products India, Ltd.                                                        57,140              121,831               0.0%
    Ceat, Ltd.                                                                      83,042            1,163,195               0.0%
*   Central Bank Of India                                                        1,200,049            1,313,288               0.0%
    Century Plyboards India, Ltd.                                                  282,669              632,666               0.0%
    Century Textiles & Industries, Ltd.                                            310,285            2,791,004               0.0%
    CESC, Ltd.                                                                     403,869            4,437,730               0.0%
    Chambal Fertilizers & Chemicals, Ltd.                                          968,130              971,960               0.0%
*   Chennai Petroleum Corp., Ltd.                                                  208,680              346,801               0.0%
    Cholamandalam Investment and Finance Co., Ltd.                                  56,126              439,625               0.0%
    Cipla, Ltd.                                                                  1,428,860           15,618,907               0.1%
    City Union Bank, Ltd.                                                        1,034,709            1,425,413               0.0%
    Clariant Chemicals India, Ltd.                                                  43,894              698,411               0.0%
    Claris Lifesciences, Ltd.                                                        2,295                6,343               0.0%
    CMC, Ltd.                                                                       38,239            1,209,782               0.0%
    Colgate-Palmolive India, Ltd.                                                  138,060            3,810,507               0.0%
    Container Corp. Of India, Ltd.                                                 200,268            4,390,053               0.0%
    Coromandel International, Ltd.                                                 314,379            1,695,452               0.0%
    Corp. Bank                                                                     196,531            1,078,713               0.0%
    Cox & Kings, Ltd.                                                              290,822            1,353,006               0.0%
    CRISIL, Ltd.                                                                     7,002              208,662               0.0%
    Crompton Greaves, Ltd.                                                       1,786,062            5,459,119               0.1%
    Cummins India, Ltd.                                                            300,087            3,590,436               0.0%
    Cyient, Ltd.                                                                   111,217              861,903               0.0%
    Dabur India, Ltd.                                                              918,343            3,412,066               0.0%
    Dalmia Bharat, Ltd.                                                             32,421              222,606               0.0%
    DB Corp., Ltd.                                                                  49,844              289,003               0.0%
*   DB Realty, Ltd.                                                                595,126              659,172               0.0%
*   DCB Bank, Ltd.                                                               1,228,069            1,834,635               0.0%
    DCM Shriram, Ltd.                                                              129,349              467,428               0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                                185,093              469,404               0.0%
    Delta Corp., Ltd.                                                              741,177            1,076,431               0.0%
*   DEN Networks, Ltd.                                                             277,867              746,634               0.0%
    Dena Bank                                                                      731,129              759,666               0.0%
    Dewan Housing Finance Corp., Ltd.                                              108,094              649,429               0.0%
*   Dish TV India, Ltd.                                                          1,887,037            1,767,556               0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd.                                      136,405              348,648               0.0%
    Divi's Laboratories, Ltd.                                                      189,032            5,767,371               0.1%
    DLF, Ltd.                                                                    2,338,913            4,731,687               0.1%
    Dr Reddy's Laboratories, Ltd.                                                  149,790            7,750,227               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
INDIA -- (Continued)
#   Dr. Reddy's Laboratories, Ltd. ADR                                             199,445    $      10,428,979               0.1%
    Dredging Corp. Of India, Ltd.                                                   21,104              152,753               0.0%
    eClerx Services, Ltd.                                                           64,161            1,356,139               0.0%
    Edelweiss Financial Services, Ltd.                                             357,029              317,194               0.0%
*   Educomp Solutions, Ltd.                                                        132,148               66,160               0.0%
    Eicher Motors, Ltd.                                                             29,506            6,108,874               0.1%
*   EID Parry India, Ltd.                                                          280,775            1,001,392               0.0%
    EIH, Ltd.                                                                      472,297              783,765               0.0%
    Electrosteel Castings, Ltd.                                                    198,773               61,881               0.0%
*   Electrosteel Steels, Ltd.                                                       48,436                3,916               0.0%
    Elgi Equipments, Ltd.                                                           54,055              115,815               0.0%
    Emami, Ltd.                                                                    206,209            2,719,614               0.0%
    Engineers India, Ltd.                                                          474,912            2,095,696               0.0%
    Entertainment Network India, Ltd.                                               43,763              359,930               0.0%
*   Era Infra Engineering, Ltd.                                                    191,615               33,685               0.0%
*   Eros International Media, Ltd.                                                 154,905              630,384               0.0%
    Escorts, Ltd.                                                                  393,253            1,084,047               0.0%
    Ess Dee Aluminium, Ltd.                                                        117,801              680,205               0.0%
*   Essar Oil, Ltd.                                                              1,729,249            3,404,984               0.0%
    Essar Ports, Ltd.                                                              201,111              314,118               0.0%
*   Essar Shipping, Ltd.                                                            67,656               24,964               0.0%
    Essel Propack, Ltd.                                                             87,861              163,728               0.0%
    Exide Industries, Ltd.                                                       1,166,330            2,994,305               0.0%
    FAG Bearings India, Ltd.                                                        16,392              827,816               0.0%
    FDC, Ltd.                                                                      315,616              805,739               0.0%
    Federal Bank, Ltd.                                                           3,547,580            8,229,789               0.1%
*   Federal-Mogul Goetze India, Ltd.                                                18,608               92,138               0.0%
    Financial Technologies India, Ltd.                                             158,498              451,298               0.0%
    Finolex Cables, Ltd.                                                           429,637            1,567,143               0.0%
    Finolex Industries, Ltd.                                                       365,472            1,900,506               0.0%
*   Firstsource Solutions, Ltd.                                                    868,841              553,230               0.0%
*   Fortis Healthcare, Ltd.                                                        624,952            1,231,011               0.0%
*   Future Consumer Enterprise, Ltd.                                               103,296               18,648               0.0%
    Future Lifestyle Fashions, Ltd.                                                  6,032                9,268               0.0%
    Future Retail, Ltd.                                                            186,066              349,872               0.0%
    Gabriel India, Ltd.                                                             74,392              100,282               0.0%
    GAIL India, Ltd.                                                             1,288,652           11,079,936               0.1%
*   Gammon Infrastructure Projects, Ltd.                                            49,116               11,676               0.0%
    Gateway Distriparks, Ltd.                                                      247,632            1,157,242               0.0%
    Gati, Ltd.                                                                      60,542              200,773               0.0%
    GHCL, Ltd.                                                                       2,294                3,190               0.0%
    Gillette India, Ltd.                                                            12,070              552,393               0.0%
*   Gitanjali Gems, Ltd.                                                           286,011              267,902               0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                                       14,483            1,306,159               0.0%
    Glenmark Pharmaceuticals, Ltd.                                                 267,825            3,139,374               0.0%
    Global Offshore Services, Ltd.                                                   1,613               12,662               0.0%
    GMR Infrastructure, Ltd.                                                     7,216,465            2,552,129               0.0%
    Godfrey Phillips India, Ltd.                                                     5,046              244,690               0.0%
    Godrej Consumer Products, Ltd.                                                 278,597            4,363,409               0.0%
    Godrej Industries, Ltd.                                                        355,326            1,740,937               0.0%
    Godrej Properties, Ltd.                                                        236,840              936,064               0.0%
    Graphite India, Ltd.                                                           145,210              221,600               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
INDIA -- (Continued)
    Grasim Industries, Ltd.                                                         28,007    $       1,598,368               0.0%
    Great Eastern Shipping Co., Ltd. (The)                                         290,588            1,872,391               0.0%
    Greaves Cotton, Ltd.                                                           396,727              836,838               0.0%
    Grindwell Norton, Ltd.                                                          12,559              108,440               0.0%
    Gruh Finance, Ltd.                                                             125,380              434,380               0.0%
*   GTL Infrastructure, Ltd.                                                     1,083,313               49,302               0.0%
    Gujarat Alkalies & Chemicals, Ltd.                                             146,186              470,047               0.0%
    Gujarat Fluorochemicals, Ltd.                                                   81,058            1,013,164               0.0%
    Gujarat Gas Co., Ltd.                                                           76,884              605,265               0.0%
    Gujarat Industries Power Co., Ltd.                                              87,118              126,457               0.0%
    Gujarat Mineral Development Corp., Ltd.                                        327,259              814,300               0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.                           310,231              433,431               0.0%
*   Gujarat NRE Coke, Ltd.                                                       1,308,535              159,243               0.0%
*   Gujarat Pipavav Port, Ltd.                                                     507,865            1,368,015               0.0%
    Gujarat State Fertilisers & Chemicals, Ltd.                                    816,591            1,609,264               0.0%
    Gujarat State Petronet, Ltd.                                                   969,310            1,528,231               0.0%
    Gulf Oil Corp., Ltd.                                                            31,092               87,167               0.0%
    Gulf Oil Lubricants India, Ltd.                                                 31,092              167,132               0.0%
*   GVK Power & Infrastructure, Ltd.                                             6,054,079            1,148,185               0.0%
*   Hathway Cable & Datacom, Ltd.                                                  237,248            1,191,066               0.0%
    Havells India, Ltd.                                                          1,204,900            5,596,356               0.1%
*   HCL Infosystems, Ltd.                                                          702,241              836,047               0.0%
    HCL Technologies, Ltd.                                                         863,544           22,716,193               0.2%
    HDFC Bank, Ltd.                                                              2,994,559           44,629,222               0.3%
    HEG, Ltd.                                                                       42,070              207,136               0.0%
*   HeidelbergCement India, Ltd.                                                   203,151              293,087               0.0%
    Hero MotoCorp, Ltd.                                                            237,095           11,835,506               0.1%
*   Hexa Tradex, Ltd.                                                               69,387               28,616               0.0%
    Hexaware Technologies, Ltd.                                                  1,419,762            4,563,074               0.0%
    Hikal, Ltd.                                                                      1,140               13,113               0.0%
*   Himachal Futuristic Communications, Ltd.                                     3,192,646              954,689               0.0%
    Himadri Chemicals & Industries, Ltd.                                            17,764                8,309               0.0%
    Hindalco Industries, Ltd.                                                    6,953,424           18,482,195               0.1%
    Hinduja Global Solutions, Ltd.                                                  10,967              120,494               0.0%
    Hinduja Ventures, Ltd.                                                          10,967               56,247               0.0%
*   Hindustan Construction Co., Ltd.                                             2,773,413            1,490,488               0.0%
*   Hindustan Oil Exploration Co., Ltd.                                            131,920              129,581               0.0%
    Hindustan Petroleum Corp., Ltd.                                                409,764            3,491,623               0.0%
    Hindustan Unilever, Ltd.                                                       459,786            5,512,943               0.1%
    Hitachi Home & Life Solutions India, Ltd.                                        3,526               36,871               0.0%
    Honeywell Automation India, Ltd.                                                 7,379              673,067               0.0%
*   Hotel Leela Venture, Ltd.                                                      365,088              135,050               0.0%
*   Housing Development & Infrastructure, Ltd.                                   2,129,437            2,891,461               0.0%
    HSIL, Ltd.                                                                      81,520              496,516               0.0%
    HT Media, Ltd.                                                                 141,973              271,197               0.0%
    ICICI Bank, Ltd.                                                               376,231            9,982,851               0.1%
    ICICI Bank, Ltd. Sponsored ADR                                                 621,150           35,008,014               0.2%
    IDBI Bank, Ltd.                                                              1,926,250            2,213,655               0.0%
    Idea Cellular, Ltd.                                                          3,882,106           10,285,767               0.1%
    IDFC, Ltd.                                                                   1,943,833            4,945,753               0.1%
    IFCI, Ltd.                                                                   1,168,454              698,978               0.0%
    IIFL Holdings, Ltd.                                                            806,574            2,234,469               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
INDIA -- (Continued)
    IL&FS Transportation Networks, Ltd.                                             17,566    $          56,740               0.0%
    India Cements, Ltd. (The)                                                    1,930,648            3,500,393               0.0%
    Indiabulls Housing Finance, Ltd.                                               378,779            2,589,279               0.0%
*   Indiabulls Infrastructure and Power, Ltd.                                    2,185,548              135,120               0.0%
    Indiabulls Real Estate, Ltd.                                                   740,864              867,236               0.0%
    Indian Bank                                                                    591,070            1,601,191               0.0%
*   Indian Hotels Co., Ltd.                                                      2,096,389            3,576,035               0.0%
    Indian Oil Corp., Ltd.                                                       1,130,583            6,624,377               0.1%
    Indian Overseas Bank                                                         1,144,894            1,098,979               0.0%
    Indoco Remedies, Ltd.                                                          190,088              910,222               0.0%
    Indraprastha Gas, Ltd.                                                         288,028            1,860,241               0.0%
    IndusInd Bank, Ltd.                                                            878,135           10,285,494               0.1%
    Info Edge India, Ltd.                                                           93,532            1,286,064               0.0%
    Infosys, Ltd.                                                                  350,764           23,268,136               0.2%
#   Infosys, Ltd. Sponsored ADR                                                    875,587           58,541,747               0.4%
    ING Vysya Bank, Ltd.                                                            84,082              882,734               0.0%
    Ingersoll-Rand India, Ltd.                                                      33,090              482,818               0.0%
*   Inox Leisure, Ltd.                                                               5,620               16,949               0.0%
    Intellect Design Arena, Ltd.                                                   519,696              406,277               0.0%
*   International Paper APPM, Ltd.                                                  13,196               65,434               0.0%
    Ipca Laboratories, Ltd.                                                        147,825            1,769,519               0.0%
    IRB Infrastructure Developers, Ltd.                                            719,691            2,954,339               0.0%
    ITC, Ltd.                                                                    4,166,803           24,060,115               0.2%
    Jagran Prakashan, Ltd.                                                         212,001              445,872               0.0%
    Jain Irrigation Systems, Ltd.                                                2,136,104            3,154,090               0.0%
*   Jaiprakash Associates, Ltd.                                                  8,060,733            4,088,805               0.0%
*   Jaiprakash Power Ventures, Ltd.                                              3,013,712              656,257               0.0%
    Jammu & Kashmir Bank, Ltd. (The)                                             1,250,320            2,827,667               0.0%
*   Jaypee Infratech, Ltd.                                                       1,469,501              549,093               0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                                            70,265              262,874               0.0%
    JBF Industries, Ltd.                                                            63,408              153,111               0.0%
    Jindal Drilling & Industries, Ltd.                                               7,661               28,098               0.0%
    Jindal Poly Films, Ltd.                                                         89,582              443,207               0.0%
*   Jindal Poly Investment & Finance Co., Ltd.                                      10,650               24,124               0.0%
    Jindal Saw, Ltd.                                                             1,102,888            1,396,290               0.0%
*   Jindal Stainless, Ltd.                                                         188,806              104,376               0.0%
    Jindal Steel & Power, Ltd.                                                   1,575,890            4,133,263               0.0%
    JK Cement, Ltd.                                                                 42,330              419,812               0.0%
    JK Lakshmi Cement, Ltd.                                                        218,555            1,328,261               0.0%
    JK Tyre & Industries, Ltd.                                                      92,539              736,454               0.0%
    JM Financial, Ltd.                                                           1,709,961            1,317,930               0.0%
    JSW Energy, Ltd.                                                             2,675,847            3,479,239               0.0%
    JSW Steel, Ltd.                                                                537,269           10,992,810               0.1%
*   Jubilant Foodworks, Ltd.                                                       122,702            2,534,209               0.0%
    Jubilant Life Sciences, Ltd.                                                   278,539              650,223               0.0%
    Jyothy Laboratories, Ltd.                                                      103,487              422,316               0.0%
    Kajaria Ceramics, Ltd.                                                         163,566            1,597,713               0.0%
    Kakinada Fertilizers, Ltd.                                                     245,677                8,411               0.0%
    Kalpataru Power Transmission, Ltd.                                             176,513              488,002               0.0%
    Kansai Nerolac Paints, Ltd.                                                      3,249              101,871               0.0%
    Karnataka Bank, Ltd. (The)                                                     831,047            1,682,603               0.0%
    Karur Vysya Bank, Ltd. (The)                                                   117,952            1,054,095               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
INDIA -- (Continued)
    Kaveri Seed Co., Ltd.                                                          118,375    $       1,778,372               0.0%
    KEC International, Ltd.                                                        492,597              872,336               0.0%
*   Kesoram Industries, Ltd.                                                       149,396              301,566               0.0%
    Kewal Kiran Clothing, Ltd.                                                          41                1,147               0.0%
    Kirloskar Brothers, Ltd.                                                         2,275                9,568               0.0%
    Kirloskar Oil Engines, Ltd.                                                     83,823              351,921               0.0%
    Kolte-Patil Developers, Ltd.                                                     4,111               12,576               0.0%
    Kotak Mahindra Bank, Ltd.                                                    1,292,823           23,612,789               0.2%
    KPIT Technologies, Ltd.                                                        825,034            2,224,006               0.0%
    KRBL, Ltd.                                                                      21,641               32,021               0.0%
    KSB Pumps, Ltd.                                                                 13,268              115,461               0.0%
*   KSK Energy Ventures, Ltd.                                                       42,495               43,897               0.0%
    Lakshmi Machine Works, Ltd.                                                     15,340              994,872               0.0%
    Lakshmi Vilas Bank, Ltd. (The)                                                 302,749              371,613               0.0%
*   Lanco Infratech, Ltd.                                                        3,642,715              405,212               0.0%
    Larsen & Toubro, Ltd.                                                        1,289,058           34,697,868               0.2%
    Larsen & Toubro, Ltd. GDR                                                       22,185              607,021               0.0%
    LIC Housing Finance, Ltd.                                                      531,645            3,130,539               0.0%
    Lupin, Ltd.                                                                    253,549            5,633,904               0.1%
*   Mahanagar Telephone Nigam, Ltd.                                                523,228              253,574               0.0%
#*  Mahanagar Telephone Nigam, Ltd. ADR                                             32,600               28,688               0.0%
    Maharashtra Seamless, Ltd.                                                     104,656              533,677               0.0%
    Mahindra & Mahindra Financial Services, Ltd.                                   423,025            2,010,724               0.0%
    Mahindra & Mahindra, Ltd.                                                    1,493,053           31,548,245               0.2%
    Mahindra Holidays & Resorts India, Ltd.                                         53,225              248,228               0.0%
    Mahindra Lifespace Developers, Ltd.                                             36,476              301,333               0.0%
    Man Infraconstruction, Ltd.                                                     12,510                5,228               0.0%
*   Manaksia, Ltd.                                                                   3,669                6,732               0.0%
    Mandhana Industries, Ltd.                                                       48,996              197,940               0.0%
*   Mangalore Refinery & Petrochemicals, Ltd.                                    1,517,638            1,450,522               0.0%
*   Marico Kaya Enterprises, Ltd.                                                    6,843               66,273               0.0%
    Marico, Ltd.                                                                   604,659            3,066,095               0.0%
    Maruti Suzuki India, Ltd.                                                      300,297           16,298,187               0.1%
    MAX India, Ltd.                                                                646,721            3,740,139               0.0%
    McLeod Russel India, Ltd.                                                      238,161            1,008,347               0.0%
    Mercator, Ltd.                                                                 500,673              234,689               0.0%
    Merck, Ltd.                                                                     15,284              201,945               0.0%
    MindTree, Ltd.                                                                 236,372            4,218,384               0.0%
    MOIL, Ltd.                                                                      18,361               92,593               0.0%
    Monnet Ispat & Energy, Ltd.                                                     67,077               91,210               0.0%
    Monsanto India, Ltd.                                                            38,154            1,860,569               0.0%
    Motherson Sumi Systems, Ltd.                                                 1,034,020            7,090,458               0.1%
    Motilal Oswal Financial Services, Ltd.                                          16,385               57,075               0.0%
    Mphasis, Ltd.                                                                  242,499            1,580,007               0.0%
    MRF, Ltd.                                                                        8,254            4,204,387               0.0%
*   Nagarjuna Oil Refinery, Ltd.                                                   223,343               16,475               0.0%
    Natco Pharma, Ltd.                                                              80,631            1,898,951               0.0%
    National Aluminium Co., Ltd.                                                 1,817,142            1,690,242               0.0%
    Nava Bharat Ventures, Ltd.                                                      53,812              189,395               0.0%
    Navneet Education, Ltd.                                                        298,082              498,388               0.0%
    NCC, Ltd.()                                                                  1,322,528            1,284,833               0.0%
    NCC, Ltd.(B0FXGP0)                                                           1,178,021            1,135,471               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
INDIA -- (Continued)
    NESCO, Ltd.                                                                     28,538    $         579,208               0.0%
    Nestle India, Ltd.                                                              34,534            3,533,077               0.0%
    NHPC, Ltd.                                                                  10,682,783            3,577,986               0.0%
    NIIT Technologies, Ltd.                                                        286,902            1,804,779               0.0%
    NIIT, Ltd.                                                                     276,144              208,790               0.0%
    Nitin Fire Protection Industries, Ltd.                                         432,756              443,917               0.0%
    Noida Toll Bridge Co., Ltd.                                                    157,570               91,578               0.0%
    NTPC, Ltd.                                                                   2,908,839            7,108,942               0.1%
    Oberoi Realty, Ltd.                                                            153,097              613,136               0.0%
    OCL India, Ltd.                                                                 23,518              119,349               0.0%
    Oil & Natural Gas Corp., Ltd.                                                1,565,742           10,247,110               0.1%
    Oil India, Ltd.                                                                396,610            4,083,245               0.0%
    OMAXE, Ltd.                                                                    348,065              744,982               0.0%
*   Opto Circuits India, Ltd.                                                      324,881              101,139               0.0%
    Oracle Financial Services Software, Ltd.                                        66,143            3,636,701               0.0%
    Orient Cement, Ltd.                                                            199,965              482,298               0.0%
    Orient Paper & Industries, Ltd.                                                 33,277               17,409               0.0%
    Oriental Bank of Commerce                                                      502,486            2,332,900               0.0%
    Orissa Minerals Development Co., Ltd.                                            6,450              359,293               0.0%
*   Oswal Chemicals & Fertilizers, Ltd.                                            175,169               91,685               0.0%
    Page Industries, Ltd.                                                           13,677            1,984,229               0.0%
*   Panacea Biotec, Ltd.                                                               348                  890               0.0%
*   Pantaloons Fashions and Retail, Ltd.                                             1,620                3,197               0.0%
*   Parsvnath Developers, Ltd.                                                     471,869              155,593               0.0%
    PC Jeweller, Ltd.                                                               48,029              189,095               0.0%
    Peninsula Land, Ltd.                                                           298,269              174,578               0.0%
    Persistent Systems, Ltd.                                                        64,059            1,354,894               0.0%
    Petronet LNG, Ltd.                                                           1,122,198            3,630,920               0.0%
    Pfizer, Ltd.                                                                    28,531              768,060               0.0%
    Phoenix Mills, Ltd. (The)                                                       71,042              441,418               0.0%
    PI Industries, Ltd.                                                             95,696              693,804               0.0%
    Pidilite Industries, Ltd.                                                      468,919            3,154,893               0.0%
*   Pipavav Defence & Offshore Engineering Co., Ltd.                             1,150,244              719,540               0.0%
    Piramal Enterprises, Ltd.                                                      223,156            2,928,334               0.0%
*   Plethico Pharmaceuticals, Ltd.                                                  66,992               45,100               0.0%
    Polaris Financial Technology, Ltd.                                             519,696            1,584,530               0.0%
    Polyplex Corp., Ltd.                                                            10,415               43,379               0.0%
    Power Finance Corp., Ltd.                                                      569,675            2,599,801               0.0%
    Power Grid Corp. of India, Ltd.                                              2,835,046            6,713,391               0.1%
    Praj Industries, Ltd.                                                          420,106              430,979               0.0%
    Prestige Estates Projects, Ltd.                                                421,605            1,542,446               0.0%
*   Prism Cement, Ltd.                                                             374,755              457,398               0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                                     7,648              669,284               0.0%
    PTC India Financial Services, Ltd.                                             299,061              246,219               0.0%
    PTC India, Ltd.                                                              1,855,165            2,773,595               0.0%
*   Punj Lloyd, Ltd.                                                             1,305,665              812,318               0.0%
    Punjab & Sind Bank                                                              24,739               23,554               0.0%
    Puravankara Projects, Ltd.                                                      11,425               18,603               0.0%
    Radico Khaitan, Ltd.                                                           525,244              777,827               0.0%
    Rain Industries, Ltd.                                                          510,291              412,672               0.0%
    Rajesh Exports, Ltd.                                                           191,974              445,320               0.0%
    Rallis India, Ltd.                                                             478,821            1,790,177               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
INDIA -- (Continued)
    Ramco Cements, Ltd. (The)                                                      354,824    $       1,996,552               0.0%
*   Ranbaxy Laboratories, Ltd.                                                     674,941            6,954,434               0.1%
    Raymond, Ltd.                                                                  240,618            1,809,702               0.0%
    Redington India, Ltd.                                                          454,744              757,472               0.0%
    REI Agro, Ltd.                                                               2,471,251               98,790               0.0%
    Relaxo Footwears, Ltd.                                                           3,141               26,447               0.0%
    Reliance Capital, Ltd.                                                         403,679            3,112,914               0.0%
*   Reliance Communications, Ltd.                                                3,240,262            5,574,449               0.1%
    Reliance Industries, Ltd.                                                    3,980,031           64,496,597               0.4%
    Reliance Infrastructure, Ltd.                                                  442,918            4,576,831               0.0%
*   Reliance Power, Ltd.                                                         3,489,020            4,336,798               0.0%
    Rolta India, Ltd.                                                              682,809            1,227,779               0.0%
    Ruchi Soya Industries, Ltd.                                                    631,167              389,162               0.0%
    Rural Electrification Corp., Ltd.                                              600,461            2,946,392               0.0%
    Sadbhav Engineering, Ltd.                                                       90,249              343,901               0.0%
    Sanofi India, Ltd.                                                              15,997              862,993               0.0%
*   Schneider Electric Infrastructure, Ltd.                                        119,154              297,075               0.0%
    Selan Exploration Technology, Ltd.                                              11,552               90,036               0.0%
    Sesa Sterlite, Ltd.                                                          3,733,738           15,558,114               0.1%
    Sesa Sterlite, Ltd. ADR                                                        395,377            6,658,149               0.1%
    Shasun Pharmaceuticals, Ltd.                                                    53,172              173,398               0.0%
*   Shipping Corp. of India, Ltd.                                                1,061,725            1,041,296               0.0%
    Shoppers Stop, Ltd.                                                             65,709              573,424               0.0%
    Shree Cement, Ltd.                                                              34,408            5,089,404               0.1%
*   Shree Renuka Sugars, Ltd.                                                    2,779,059              768,733               0.0%
    Shriram Transport Finance Co., Ltd.                                            207,642            3,207,343               0.0%
    Siemens, Ltd.                                                                  287,077            4,060,968               0.0%
    Sintex Industries, Ltd.                                                      1,214,259            1,909,289               0.0%
    SJVN, Ltd.                                                                     826,054              322,269               0.0%
    SKF India, Ltd.                                                                 58,793            1,184,255               0.0%
    Sobha Developers, Ltd.                                                         335,276            2,355,829               0.0%
    Solar Industries India, Ltd.                                                    10,416              426,771               0.0%
    Sona Koyo Steering Systems, Ltd.                                                15,217               13,806               0.0%
    South Indian Bank, Ltd. (The)                                                2,491,777            1,126,828               0.0%
    Spice Mobility, Ltd.                                                            31,899               14,931               0.0%
    SREI Infrastructure Finance, Ltd.                                              256,428              198,875               0.0%
    SRF, Ltd.                                                                      124,599            1,712,271               0.0%
    Star Ferro and Cement, Ltd.                                                     85,287               98,219               0.0%
    State Bank of Bikaner & Jaipur                                                  54,758              506,749               0.0%
    State Bank of India                                                            398,582           17,522,103               0.1%
    State Bank of India GDR                                                          9,000              790,510               0.0%
    Steel Authority of India, Ltd.                                               1,072,530            1,454,352               0.0%
    Sterlite Technologies, Ltd.                                                    552,906              640,996               0.0%
    Strides Arcolab, Ltd.                                                          156,194            1,682,205               0.0%
    Styrolution ABS India, Ltd.                                                     16,430              169,404               0.0%
*   Sun Pharma Advanced Research Co., Ltd.                                         344,348            1,109,251               0.0%
    Sun Pharmaceutical Industries, Ltd.                                          1,566,167           21,492,627               0.2%
    Sun TV Network, Ltd.                                                           429,306            2,285,807               0.0%
    Sundaram Finance, Ltd.                                                          10,572              235,864               0.0%
    Sundaram-Clayton, Ltd.                                                           1,880               51,693               0.0%
    Sundram Fasteners, Ltd.                                                        189,144              477,004               0.0%
    Supreme Industries, Ltd.                                                       169,922            1,659,882               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
INDIA -- (Continued)
    Supreme Petrochem, Ltd.                                                          3,242    $           4,193               0.0%
*   Surana Industries, Ltd.                                                          1,534                1,386               0.0%
*   Suzlon Energy, Ltd.                                                          5,590,192            1,209,935               0.0%
    Swaraj Engines, Ltd.                                                             5,248               81,870               0.0%
    Syndicate Bank                                                               1,041,919            2,129,802               0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                                             36,247               83,214               0.0%
    Tata Chemicals, Ltd.                                                           465,058            3,080,792               0.0%
    Tata Communications, Ltd.                                                      420,243            2,759,929               0.0%
    Tata Consultancy Services, Ltd.                                                972,691           41,495,249               0.3%
    Tata Elxsi, Ltd.                                                               185,545            1,875,804               0.0%
    Tata Global Beverages, Ltd.                                                  1,856,094            4,839,339               0.1%
    Tata Motors, Ltd.                                                            1,852,207           16,175,811               0.1%
    Tata Motors, Ltd. Sponsored ADR                                                236,834           11,154,881               0.1%
    Tata Power Co., Ltd.                                                         4,596,246            7,065,290               0.1%
    Tata Sponge Iron, Ltd.                                                          29,027              339,273               0.0%
    Tata Steel, Ltd.                                                             1,599,791           12,746,377               0.1%
*   Tata Teleservices Maharashtra, Ltd.                                          3,222,266              482,968               0.0%
    Tech Mahindra, Ltd.                                                            476,291           19,549,644               0.1%
    Techno Electric & Engineering Co., Ltd.                                          7,483               32,698               0.0%
    Texmaco Rail & Engineering, Ltd.                                               100,362              156,941               0.0%
    Thermax, Ltd.                                                                  142,412            2,056,021               0.0%
    Time Technoplast, Ltd.                                                         152,236              117,159               0.0%
    Timken India, Ltd.                                                              54,549              369,642               0.0%
    Titan Co., Ltd.                                                                625,363            3,991,492               0.0%
    Torrent Pharmaceuticals, Ltd.                                                  289,722            4,157,157               0.0%
    Torrent Power, Ltd.                                                            443,371            1,184,375               0.0%
    Transport Corp. of India, Ltd.                                                  27,931              103,032               0.0%
    Tree House Education and Accessories, Ltd.                                       9,262               66,925               0.0%
    Trent, Ltd.                                                                     31,736              685,864               0.0%
    Triveni Turbine, Ltd.                                                          304,535              444,803               0.0%
    TTK Prestige, Ltd.                                                              12,001              766,277               0.0%
    Tube Investments of India, Ltd.                                                244,991            1,393,418               0.0%
*   TV18 Broadcast, Ltd.                                                         3,638,549            1,724,336               0.0%
    TVS Motor Co., Ltd.                                                          1,265,616            5,333,335               0.1%
    UCO Bank                                                                     1,897,998            2,699,209               0.0%
    Uflex, Ltd.                                                                    146,627              382,659               0.0%
    Ultratech Cement, Ltd.                                                         155,423            6,447,041               0.1%
    Unichem Laboratories, Ltd.                                                     160,022              510,291               0.0%
    Union Bank of India                                                            806,976            2,950,373               0.0%
*   Unitech, Ltd.                                                                8,975,118            2,987,327               0.0%
    United Breweries, Ltd.                                                         155,855            1,771,679               0.0%
    UPL, Ltd.                                                                    2,211,652           12,475,404               0.1%
*   Usha Martin, Ltd.                                                              706,962              303,077               0.0%
*   Uttam Galva Steels, Ltd.                                                        60,136               72,001               0.0%
*   Uttam Value Steels, Ltd.                                                       130,697               15,984               0.0%
    V-Guard Industries, Ltd.                                                        76,326            1,133,455               0.0%
    VA Tech Wabag, Ltd.                                                             14,991              388,843               0.0%
    Vakrangee, Ltd.                                                                644,337            1,332,653               0.0%
*   Vardhman Special Steels, Ltd.                                                    5,275                3,011               0.0%
    Vardhman Textiles, Ltd.                                                         50,227              358,663               0.0%
    Videocon Industries, Ltd.                                                      379,056            1,036,632               0.0%
    Vijaya Bank                                                                  1,171,149              909,018               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
INDIA -- (Continued)
    VIP Industries, Ltd.                                                           544,006    $         987,037               0.0%
    Voltamp Transformers, Ltd.                                                       4,010               45,670               0.0%
    Voltas, Ltd.                                                                 1,100,777            4,494,537               0.0%
    VST Industries, Ltd.                                                            15,554              459,069               0.0%
    WABCO India, Ltd.                                                                8,431              497,748               0.0%
    Welspun Corp., Ltd.                                                            637,539              793,127               0.0%
*   Welspun Enterprises, Ltd.                                                       31,877              105,132               0.0%
    Wipro, Ltd.                                                                  1,780,556           16,428,161               0.1%
    Wockhardt, Ltd.                                                                177,038            2,183,705               0.0%
    Wyeth, Ltd.                                                                     17,942              317,895               0.0%
    Yes Bank, Ltd.                                                               1,035,409           11,511,441               0.1%
    Zee Entertainment Enterprises, Ltd.                                          2,003,535           11,221,593               0.1%
    Zensar Technologies, Ltd.                                                       73,473              723,889               0.0%
    Zuari Agro Chemicals, Ltd.                                                      22,948               95,061               0.0%
    Zydus Wellness, Ltd.                                                            58,982              603,771               0.0%
                                                                                              -----------------    ---------------
TOTAL INDIA                                                                                       1,497,815,761               9.5%
                                                                                              -----------------    ---------------
INDONESIA -- (2.8%)
    Ace Hardware Indonesia Tbk PT                                               32,882,100            2,206,972               0.0%
    Adaro Energy Tbk PT                                                         66,098,100            6,215,715               0.1%
    Adhi Karya Persero Tbk PT                                                   12,209,000            2,782,901               0.0%
    Agung Podomoro Land Tbk PT                                                  40,132,200            1,172,332               0.0%
    AKR Corporindo Tbk PT                                                        7,726,800            3,148,031               0.0%
    Alam Sutera Realty Tbk PT                                                   83,711,100            3,214,076               0.0%
    Aneka Tambang Persero Tbk PT                                                40,017,800            3,214,047               0.0%
    Arwana Citramulia Tbk PT                                                    12,154,600              920,295               0.0%
    Asahimas Flat Glass Tbk PT                                                     476,500              264,612               0.0%
    Astra Agro Lestari Tbk PT                                                    2,477,300            4,818,254               0.0%
    Astra Graphia Tbk PT                                                         2,554,000              468,963               0.0%
    Astra International Tbk PT                                                  72,654,500           40,738,177               0.3%
*   Bakrie and Brothers Tbk PT                                                 249,014,750            1,030,264               0.0%
*   Bakrie Sumatera Plantations Tbk PT                                          47,660,300              197,208               0.0%
*   Bakrie Telecom Tbk PT                                                       62,111,539              256,978               0.0%
*   Bakrieland Development Tbk PT                                              157,101,000              649,983               0.0%
    Bank Bukopin Tbk PT                                                         30,769,300            1,921,588               0.0%
    Bank Central Asia Tbk PT                                                    25,756,500           27,805,173               0.2%
    Bank Danamon Indonesia Tbk PT                                                8,571,854            2,989,421               0.0%
    Bank Mandiri Persero Tbk PT                                                 27,873,018           23,938,850               0.2%
    Bank Negara Indonesia Persero Tbk PT                                        36,483,930           17,981,645               0.1%
*   Bank Pan Indonesia Tbk PT                                                   30,000,000            2,482,322               0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT                        16,356,900            1,022,190               0.0%
    Bank Permata Tbk PT                                                            203,500               24,921               0.0%
    Bank Rakyat Indonesia Persero Tbk PT                                        35,950,500           32,944,894               0.2%
    Bank Tabungan Negara Persero Tbk PT                                         39,539,835            3,665,495               0.0%
*   Bank Tabungan Pensiunan Nasional Tbk PT                                      2,253,500              789,026               0.0%
*   Barito Pacific Tbk PT                                                        8,261,500              183,093               0.0%
*   Bayan Resources Tbk PT                                                         950,000              544,282               0.0%
*   Benakat Integra Tbk PT                                                      21,066,800              242,320               0.0%
*   Berau Coal Energy Tbk PT                                                    25,135,500              199,661               0.0%
*   Berlian Laju Tanker Tbk PT                                                  26,853,166                   --               0.0%
    BISI International Tbk PT                                                   10,509,912              426,323               0.0%
*   Borneo Lumbung Energi & Metal Tbk PT                                         6,860,500               38,595               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
INDONESIA -- (Continued)
*   Budi Starch & Sweetener Tbk PT                                               2,800,500    $          23,678               0.0%
*   Bumi Resources Minerals Tbk PT                                               1,756,000               53,965               0.0%
*   Bumi Resources Tbk PT                                                       52,567,200              601,314               0.0%
    Bumi Serpong Damai PT                                                       42,750,500            5,681,188               0.1%
    BW Plantation Tbk PT                                                        16,793,200              758,176               0.0%
*   Central Proteinaprima Tbk PT                                                22,741,500               94,090               0.0%
    Chandra Asri Petrochemical Tbk PT                                                7,000                1,782               0.0%
    Charoen Pokphand Indonesia Tbk PT                                           18,054,760            6,278,974               0.1%
    Ciputra Development Tbk PT                                                  52,270,219            4,956,808               0.0%
    Ciputra Property Tbk PT                                                     13,451,900              840,479               0.0%
    Ciputra Surya Tbk PT                                                         8,098,900            1,625,117               0.0%
    Citra Marga Nusaphala Persada Tbk PT                                         9,083,300            2,371,712               0.0%
*   Clipan Finance Indonesia Tbk PT                                              2,919,000              106,044               0.0%
*   Darma Henwa Tbk PT                                                          55,755,500              230,681               0.0%
*   Davomas Abadi Tbk PT                                                         4,583,000                   --               0.0%
*   Delta Dunia Makmur Tbk PT                                                   31,865,800              570,147               0.0%
    Elnusa Tbk PT                                                               38,433,800            1,646,682               0.0%
*   Energi Mega Persada Tbk PT                                                 215,986,000            2,026,149               0.0%
*   Erajaya Swasembada Tbk PT                                                    9,226,000              779,845               0.0%
*   Exploitasi Energi Indonesia Tbk PT                                          36,327,500              553,271               0.0%
    Express Transindo Utama Tbk PT                                              10,480,900            1,010,853               0.0%
*   Fajar Surya Wisesa Tbk PT                                                      823,000              109,644               0.0%
    Gajah Tunggal Tbk PT                                                        17,411,500            2,075,222               0.0%
*   Garuda Indonesia Persero Tbk PT                                              1,152,853               50,564               0.0%
    Global Mediacom Tbk PT                                                      41,758,800            6,777,474               0.1%
*   Golden Eagle Energy Tbk PT                                                   1,242,500              185,059               0.0%
*   Gozco Plantations Tbk PT                                                    10,507,300               84,291               0.0%
    Gudang Garam Tbk PT                                                          1,542,200            7,380,138               0.1%
*   Hanson International Tbk PT                                                 39,976,400            2,051,320               0.0%
    Harum Energy Tbk PT                                                          7,425,400              971,480               0.0%
    Hexindo Adiperkasa Tbk PT                                                    1,223,000              363,544               0.0%
    Holcim Indonesia Tbk PT                                                     10,921,700            2,123,473               0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                                        12,271,200            1,167,096               0.0%
*   Indika Energy Tbk PT                                                        21,265,000            1,118,273               0.0%
    Indo Tambangraya Megah Tbk PT                                                1,995,400            3,501,165               0.0%
*   Indo-Rama Synthetics Tbk PT                                                     12,500                1,083               0.0%
    Indocement Tunggal Prakarsa Tbk PT                                           4,658,600            9,233,275               0.1%
    Indofood CBP Sukses Makmur Tbk PT                                            3,311,600            3,028,426               0.0%
    Indofood Sukses Makmur Tbk PT                                               19,632,100           11,088,930               0.1%
*   Indosat Tbk PT                                                               6,135,200            1,861,093               0.0%
*   Inovisi Infracom Tbk PT                                                      2,876,678              123,783               0.0%
    Intiland Development Tbk PT                                                 41,306,900            2,034,334               0.0%
    Japfa Comfeed Indonesia Tbk PT                                              28,375,500            2,949,457               0.0%
    Jasa Marga Persero Tbk PT                                                    9,009,700            4,736,893               0.0%
    Jaya Real Property Tbk PT                                                    1,762,500              145,588               0.0%
    Kalbe Farma Tbk PT                                                          51,610,900            7,287,078               0.1%
    Kawasan Industri Jababeka Tbk PT                                           149,391,946            3,365,262               0.0%
*   Krakatau Steel Persero Tbk PT                                                1,566,000               61,693               0.0%
*   Lippo Cikarang Tbk PT                                                        3,659,500            2,575,301               0.0%
    Lippo Karawaci Tbk PT                                                      151,654,562           13,432,456               0.1%
    Malindo Feedmill Tbk PT                                                      7,863,100            2,033,373               0.0%
    Matahari Putra Prima Tbk PT                                                 11,816,772            3,076,746               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
INDONESIA -- (Continued)
    Mayora Indah Tbk PT                                                          1,770,125    $       4,141,476               0.0%
    Medco Energi Internasional Tbk PT                                            8,948,100            2,849,913               0.0%
    Media Nusantara Citra Tbk PT                                                20,277,093            4,700,835               0.0%
    Mitra Adiperkasa Tbk PT                                                      6,230,000            2,735,230               0.0%
*   Mitra International Resources Tbk PT                                         1,383,500                5,725               0.0%
    MNC Investama Tbk PT                                                       102,312,000            2,836,316               0.0%
    MNC Sky Vision Tbk PT                                                        2,248,800              353,954               0.0%
    Modern Internasional Tbk PT                                                  1,883,000              112,882               0.0%
    Modernland Realty Tbk PT                                                     6,659,400              274,007               0.0%
    Multipolar Tbk PT                                                           35,601,500            2,772,149               0.0%
    Multistrada Arah Sarana Tbk PT                                               3,155,000              108,332               0.0%
    Nippon Indosari Corpindo Tbk PT                                              2,999,100              307,839               0.0%
*   Nusantara Infrastructure Tbk PT                                             72,472,300            1,176,086               0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                                             2,279,000              171,948               0.0%
    Pakuwon Jati Tbk PT                                                        104,775,100            3,901,790               0.0%
*   Panin Financial Tbk PT                                                     131,808,600            2,914,397               0.0%
*   Paninvest Tbk PT                                                             5,396,500              297,215               0.0%
    Pembangunan Perumahan Persero Tbk PT                                        24,205,900            5,268,613               0.1%
    Perusahaan Gas Negara Persero Tbk PT                                        23,787,000           11,717,229               0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT                       31,056,900            4,999,945               0.0%
    Petrosea Tbk PT                                                              3,285,500              288,460               0.0%
*   Polaris Investama Tbk PT                                                       577,000               76,171               0.0%
*   Polychem Indonesia Tbk PT                                                       99,800                1,462               0.0%
    Ramayana Lestari Sentosa Tbk PT                                             22,541,400            1,513,605               0.0%
    Resource Alam Indonesia Tbk PT                                               2,183,500              227,700               0.0%
    Salim Ivomas Pratama Tbk PT                                                  8,997,900              576,641               0.0%
    Samindo Resources Tbk PT                                                       348,500               14,713               0.0%
    Sampoerna Agro PT                                                            5,251,659              912,688               0.0%
    Selamat Sempurna Tbk PT                                                      3,009,900            1,119,458               0.0%
    Semen Indonesia Persero Tbk PT                                               8,186,100           10,752,875               0.1%
*   Sentul City Tbk PT                                                         206,717,100            1,524,477               0.0%
*   Sigmagold Inti Perkasa Tbk PT                                               13,708,000              533,184               0.0%
    Sinar Mas Multiartha Tbk PT                                                    278,500               66,804               0.0%
*   Sugih Energy Tbk PT                                                         70,160,100            2,448,723               0.0%
    Summarecon Agung Tbk PT                                                     55,447,564            5,780,109               0.1%
    Surya Citra Media Tbk PT                                                    11,754,500            3,290,309               0.0%
    Surya Semesta Internusa Tbk PT                                              25,742,200            1,617,621               0.0%
*   Suryainti Permata Tbk PT                                                     3,098,000                   --               0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                                   5,453,900            5,851,242               0.1%
    Telekomunikasi Indonesia Persero Tbk PT                                     35,059,000            7,984,594               0.1%
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR                          358,549           16,260,197               0.1%
    Tempo Scan Pacific Tbk PT                                                      472,900              111,608               0.0%
*   Tiga Pilar Sejahtera Food Tbk                                               13,389,139            2,427,159               0.0%
    Timah Persero Tbk PT                                                        38,349,667            3,923,214               0.0%
*   Tiphone Mobile Indonesia Tbk PT                                             11,107,100              864,892               0.0%
    Total Bangun Persada Tbk PT                                                 11,748,900              881,355               0.0%
    Tower Bersama Infrastructure Tbk PT                                          6,580,600            4,847,234               0.0%
*   Trada Maritime Tbk PT                                                       23,513,987            2,692,386               0.0%
    Trias Sentosa Tbk PT                                                         3,690,500              115,870               0.0%
*   Trimegah Securities Tbk PT                                                   5,343,500               30,174               0.0%
*   Truba Alam Manunggal Engineering PT                                         15,388,500               10,187               0.0%
    Tunas Baru Lampung Tbk PT                                                    7,902,300              457,816               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
INDONESIA -- (Continued)
    Tunas Ridean Tbk PT                                                          8,038,500    $         412,501               0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT                                 2,569,000              812,947               0.0%
    Unilever Indonesia Tbk PT                                                    2,631,000            6,624,244               0.1%
    United Tractors Tbk PT                                                       6,329,846            9,614,982               0.1%
    Vale Indonesia Tbk PT                                                       24,182,050            7,578,319               0.1%
*   Visi Media Asia Tbk PT                                                      16,596,900              630,490               0.0%
    Waskita Karya Persero Tbk PT                                                 8,946,800              718,289               0.0%
    Wijaya Karya Persero Tbk PT                                                 17,251,800            4,084,858               0.0%
    XL Axiata Tbk PT                                                            13,296,800            6,080,626               0.1%
                                                                                              -----------------    ---------------
TOTAL INDONESIA                                                                                     479,109,141               3.0%
                                                                                              -----------------    ---------------
MALAYSIA -- (4.3%)
#   Aeon Co. M Bhd                                                               2,209,300            2,518,231               0.0%
#   Aeon Credit Service M Bhd                                                       88,560              423,845               0.0%
    Affin Holdings Bhd                                                           3,282,800            3,225,887               0.0%
#   AirAsia Bhd                                                                  8,517,800            6,474,719               0.1%
#   Alam Maritim Resources Bhd                                                   2,470,300              827,953               0.0%
    Alliance Financial Group Bhd                                                 6,286,300            9,162,107               0.1%
    Amcorp Properties Bhd                                                          108,700               30,913               0.0%
    AMMB Holdings Bhd                                                            8,783,050           18,108,765               0.1%
    Amway Malaysia Hldgs Bhd                                                       109,600              387,764               0.0%
    Ann Joo Resources Bhd                                                          974,750              356,204               0.0%
    APM Automotive Holdings Bhd                                                    174,800              297,540               0.0%
    Astro Malaysia Holdings Bhd                                                  4,036,300            4,050,937               0.0%
    Axiata Group Bhd                                                             7,792,125           16,703,940               0.1%
    Batu Kawan Bhd                                                                 368,750            2,067,688               0.0%
    Benalec Holdings Bhd                                                         5,119,100            1,346,300               0.0%
    Berjaya Assets Bhd                                                             156,600               41,912               0.0%
    Berjaya Corp. Bhd                                                           17,171,600            2,662,628               0.0%
    Berjaya Land Bhd                                                             2,769,200              707,490               0.0%
    Berjaya Sports Toto Bhd                                                      3,774,397            4,142,861               0.0%
#   BIMB Holdings Bhd                                                            2,753,647            3,578,529               0.0%
    Bonia Corp. Bhd                                                              4,050,400            1,402,861               0.0%
    Boustead Holdings Bhd                                                        2,386,292            3,664,505               0.0%
    Boustead Plantations Bhd                                                       477,200              220,463               0.0%
    British American Tobacco Malaysia Bhd                                          392,800            8,305,287               0.1%
#*  Bumi Armada Bhd                                                              6,759,750            3,228,050               0.0%
    Bursa Malaysia Bhd                                                           1,601,400            3,941,077               0.0%
#   Cahya Mata Sarawak Bhd                                                       4,244,400            5,593,517               0.1%
    Can-One Bhd                                                                    216,800              160,206               0.0%
    Carlsberg Brewery Malaysia Bhd Class B                                         771,500            2,603,816               0.0%
    Carotech Bhd                                                                    44,425                   54               0.0%
    CB Industrial Product Holding Bhd                                            2,887,720            2,115,563               0.0%
#   CIMB Group Holdings Bhd                                                     16,420,057           32,423,718               0.2%
#   Coastal Contracts Bhd                                                        1,349,177            1,639,390               0.0%
    Crescendo Corp. Bhd                                                             13,000               11,071               0.0%
    CSC Steel Holdings Bhd                                                         470,500              158,678               0.0%
    Cypark Resources Bhd                                                         1,283,900            1,014,932               0.0%
    Daibochi Plastic & Packaging Industry Bhd                                       31,400               40,865               0.0%
*   Daya Materials Bhd                                                          14,892,600            1,111,694               0.0%
#   Dayang Enterprise Holdings Bhd                                               1,676,112            1,497,738               0.0%
#   Dialog Group Bhd                                                            11,811,084            5,826,070               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
MALAYSIA -- (Continued)
#   DiGi.Com Bhd                                                                 7,238,820    $      13,626,612               0.1%
    DKSH Holdings Malaysia Bhd                                                     184,200              347,107               0.0%
#   DRB-Hicom Bhd                                                                8,726,700            5,651,277               0.1%
    Dutch Lady Milk Industries Bhd                                                  61,200              865,192               0.0%
    Eastern & Oriental Bhd                                                       7,676,182            6,537,402               0.1%
*   ECM Libra Financial Group Bhd                                                  318,034               97,680               0.0%
    Engtex Group Bhd                                                               277,500              163,780               0.0%
*   Evergreen Fibreboard Bhd                                                       741,700              120,638               0.0%
    Eversendai Corp. Bhd                                                           183,400               45,090               0.0%
    Faber Group Bhd                                                              1,705,000            1,681,698               0.0%
*   Fountain View Development Bhd                                                   31,500                   --               0.0%
    Fraser & Neave Holdings Bhd                                                    207,500            1,008,376               0.0%
#   Gamuda Bhd                                                                   7,835,500           12,209,483               0.1%
    Genting Bhd                                                                  5,284,400           15,666,470               0.1%
#   Genting Malaysia Bhd                                                        11,906,800           15,571,166               0.1%
#   Genting Plantations Bhd                                                      1,078,900            3,468,578               0.0%
    Globetronics Technology Bhd                                                  1,334,520            1,837,700               0.0%
    Glomac Bhd                                                                   3,352,800            1,131,079               0.0%
*   Goldis Bhd                                                                     478,372              370,947               0.0%
*   Green Packet Bhd                                                             2,607,500              277,654               0.0%
*   Guan Chong Bhd                                                                 103,300               34,529               0.0%
    Guinness Anchor Bhd                                                            567,400            2,232,558               0.0%
    GuocoLand Malaysia Bhd                                                         844,000              403,383               0.0%
    Hai-O Enterprise Bhd                                                           649,700              511,625               0.0%
#   HAP Seng Consolidated Bhd                                                    6,477,940            8,669,545               0.1%
    Hap Seng Plantations Holdings Bhd                                            1,441,000            1,134,483               0.0%
#   Hartalega Holdings Bhd                                                       1,252,600            2,665,989               0.0%
    Hiap Teck Venture Bhd                                                          444,600              100,136               0.0%
*   Ho Wah Genting Bhd                                                           1,858,500              101,438               0.0%
    Hock Seng LEE BHD                                                              936,012              557,166               0.0%
#   Hong Leong Bank Bhd                                                          1,899,160            8,443,319               0.1%
    Hong Leong Financial Group Bhd                                                 838,700            4,614,895               0.0%
    Hong Leong Industries Bhd                                                      381,700              555,280               0.0%
    Hovid Bhd                                                                    2,544,100              305,645               0.0%
    Hua Yang Bhd                                                                 1,044,133              736,159               0.0%
*   Hubline Bhd                                                                    209,100                2,543               0.0%
*   Hume Industries Bhd                                                            412,236              501,058               0.0%
    Hup Seng Industries Bhd                                                        169,600               51,554               0.0%
    Hwang Capital Malaysia Bhd                                                     162,500               95,321               0.0%
    IGB Corp. Bhd                                                                5,062,499            4,433,666               0.0%
    IJM Corp. Bhd                                                                9,299,963           19,553,090               0.1%
    IJM Land Bhd                                                                 2,993,300            3,128,557               0.0%
#   IJM Plantations Bhd                                                          1,169,200            1,276,327               0.0%
#   Inari Amertron Bhd                                                           1,077,800              983,298               0.0%
    Inch Kenneth Kajang Rubber                                                     113,000               27,972               0.0%
#   Insas Bhd                                                                    4,477,102            1,498,436               0.0%
    Integrax Bhd                                                                   229,000              151,137               0.0%
    IOI Corp. Bhd                                                                8,159,777           12,131,185               0.1%
    IOI Properties Group Bhd                                                     2,840,688            2,375,772               0.0%
    Iris Corp. Bhd                                                               8,268,500              892,995               0.0%
*   Iskandar Waterfront City Bhd                                                 3,729,400            1,691,172               0.0%
*   JAKS Resources Bhd                                                           4,007,500              797,880               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
MALAYSIA -- (Continued)
#   Jaya Tiasa Holdings Bhd                                                      1,821,239    $       1,174,785               0.0%
#   JCY International Bhd                                                        4,251,000              743,460               0.0%
*   K&N Kenanga Holdings Bhd                                                     1,779,386              351,819               0.0%
*   Karambunai Corp. Bhd                                                         4,574,700              118,466               0.0%
    Keck Seng Malaysia Bhd                                                         316,300              582,044               0.0%
    Kian JOO CAN Factory Bhd                                                     1,772,080            1,557,092               0.0%
    Kim Loong Resources Bhd                                                        259,020              222,125               0.0%
    Kimlun Corp. Bhd                                                               701,700              298,649               0.0%
*   Kinsteel Bhd                                                                   784,600               53,760               0.0%
    KLCCP Stapled Group                                                          1,100,800            2,302,301               0.0%
*   KNM Group Bhd                                                               10,846,068            2,653,804               0.0%
#   Kossan Rubber Industries                                                     2,600,400            3,637,374               0.0%
#   KPJ Healthcare Bhd                                                           2,789,775            3,316,528               0.0%
*   Kretam Holdings Bhd                                                          3,250,300              508,817               0.0%
#*  KSL Holdings Bhd                                                             1,804,666            2,481,928               0.0%
    Kuala Lumpur Kepong Bhd                                                      1,301,122            9,096,735               0.1%
*   KUB Malaysia Bhd                                                             1,459,400              224,214               0.0%
*   Kulim Malaysia Bhd                                                           3,059,500            3,179,090               0.0%
#*  Kumpulan Europlus Bhd                                                        1,411,400              450,774               0.0%
    Kumpulan Fima Bhd                                                              909,400              575,199               0.0%
    Kumpulan Perangsang Selangor Bhd                                             2,621,700            1,259,802               0.0%
    Kwantas Corp. Bhd                                                               23,900               14,537               0.0%
    Lafarge Malaysia Bhd                                                         1,754,600            5,589,115               0.1%
    Land & General Bhd                                                           5,547,900              961,986               0.0%
*   Landmarks Bhd                                                                1,303,092              479,678               0.0%
    LBS Bina Group Bhd                                                           2,282,700            1,145,500               0.0%
    Lingkaran Trans Kota Holdings Bhd                                              603,500              715,511               0.0%
    Lion Diversified Holdings Bhd                                                  181,300                7,161               0.0%
    Lion Industries Corp. Bhd                                                    4,272,600              792,239               0.0%
    LPI Capital Bhd                                                                 67,700              375,840               0.0%
    Magnum Bhd                                                                     549,400              499,418               0.0%
#   Mah Sing Group Bhd                                                           5,711,447            4,132,565               0.0%
    Malayan Banking Bhd                                                         16,366,740           48,283,910               0.3%
    Malayan Flour Mills Bhd                                                      1,196,900              680,848               0.0%
#   Malaysia Airports Holdings Bhd                                               2,998,415            6,582,497               0.1%
#   Malaysia Building Society Bhd                                                1,181,717              930,035               0.0%
#   Malaysia Marine and Heavy Engineering Holdings Bhd                           1,886,100            1,301,057               0.0%
#*  Malaysian Airline System Bhd                                                18,989,630            1,473,371               0.0%
    Malaysian Bulk Carriers Bhd                                                  4,025,923            1,910,238               0.0%
    Malaysian Pacific Industries Bhd                                               484,225              777,416               0.0%
#   Malaysian Resources Corp. Bhd                                               10,157,300            4,879,870               0.1%
    Malton Bhd                                                                   1,516,700              489,306               0.0%
#   Matrix Concepts Holdings Bhd                                                   301,800              275,448               0.0%
#   Maxis Bhd                                                                    4,771,315            9,778,316               0.1%
    MBM Resources Bhd                                                              967,410              841,405               0.0%
    Media Chinese International, Ltd.                                              905,600              256,083               0.0%
#   Media Prima Bhd                                                              4,803,620            2,862,534               0.0%
    Mega First Corp. Bhd                                                           192,300              151,488               0.0%
#   MISC Bhd                                                                     3,046,360            6,355,611               0.1%
    MK Land Holdings BHD                                                         5,362,200              774,900               0.0%
    MKH Bhd                                                                      1,088,167            1,111,234               0.0%
#   MMC Corp. Bhd                                                                6,239,300            5,009,149               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
MALAYSIA -- (Continued)
    MNRB Holdings Bhd                                                              924,900    $       1,240,721               0.0%
*   MPHB Capital Bhd                                                                73,200               53,651               0.0%
    Muda Holdings Bhd                                                              292,100              152,364               0.0%
#   Mudajaya Group Bhd                                                           2,521,733            1,594,719               0.0%
#   Muhibbah Engineering M Bhd                                                   3,221,800            2,840,356               0.0%
#*  Mulpha International Bhd                                                    15,149,800            1,958,289               0.0%
#   My EG Services Bhd                                                           1,769,200            2,162,156               0.0%
#   Naim Holdings Bhd                                                            1,587,000            1,648,588               0.0%
    NCB Holdings Bhd                                                               149,900              109,830               0.0%
    Nestle Malaysia Bhd                                                             94,200            1,961,760               0.0%
    NTPM Holdings Bhd                                                              674,100              145,545               0.0%
    Oldtown Bhd                                                                  1,594,125              862,945               0.0%
    Oriental Holdings Bhd                                                          606,340            1,347,138               0.0%
#   OSK Holdings Bhd                                                             3,441,545            2,346,952               0.0%
    Padini Holdings Bhd                                                          3,330,200            1,863,648               0.0%
    Panasonic Manufacturing Malaysia Bhd                                            70,200              405,536               0.0%
    Pantech Group Holdings Bhd                                                     912,800              270,177               0.0%
    Paramount Corp. Bhd                                                            609,325              278,012               0.0%
#*  Parkson Holdings Bhd                                                         3,214,484            2,463,961               0.0%
#*  Perdana Petroleum Bhd                                                        3,272,500            1,611,884               0.0%
#*  Perisai Petroleum Teknologi Bhd                                              4,523,400            1,527,341               0.0%
#   Petronas Chemicals Group Bhd                                                 6,980,700           13,045,098               0.1%
#   Petronas Dagangan Bhd                                                          777,800            4,830,247               0.1%
    Petronas Gas Bhd                                                             1,367,708            9,378,495               0.1%
    Pharmaniaga Bhd                                                                368,280              517,451               0.0%
    Pie Industrial Bhd                                                              74,040              150,810               0.0%
    PJ Development Holdings Bhd                                                  1,471,800              702,864               0.0%
#   Pos Malaysia Bhd                                                             2,132,000            3,274,431               0.0%
    Power Root Bhd                                                                 131,500               69,974               0.0%
    PPB Group Bhd                                                                2,437,500           11,723,089               0.1%
    Press Metal Bhd                                                              1,211,200            2,436,152               0.0%
#   Prestariang Bhd                                                              1,991,200            1,029,452               0.0%
    Protasco Bhd                                                                   627,900              292,319               0.0%
#   Public Bank Bhd                                                              3,991,611           22,503,455               0.2%
#*  Puncak Niaga Holding Bhd                                                       926,160              932,142               0.0%
#   QL Resources Bhd                                                             2,303,060            2,409,618               0.0%
    RCE Capital Bhd                                                                840,450               85,623               0.0%
    RHB Capital Bhd                                                              4,711,420           12,602,855               0.1%
*   Rimbunan Sawit Bhd                                                             832,100              168,333               0.0%
#   Salcon Bhd                                                                   4,889,900            1,100,520               0.0%
#   Sapurakencana Petroleum Bhd                                                 12,203,488           12,650,861               0.1%
    Sarawak Oil Palms Bhd                                                          479,360              838,149               0.0%
    Sarawak Plantation Bhd                                                          18,900               13,621               0.0%
    Scientex Bhd                                                                   290,264              631,079               0.0%
*   Scomi Energy Services Bhd                                                    4,491,200            1,031,630               0.0%
#*  Scomi Group Bhd                                                              9,803,800            1,040,671               0.0%
*   Seal, Inc. BHD                                                                 709,100              218,006               0.0%
#   SEG International Bhd                                                          311,400              138,401               0.0%
    Selangor Dredging Bhd                                                          366,400              121,415               0.0%
    Selangor Properties Bhd                                                         63,100              112,497               0.0%
    Shangri-La Hotels Malaysia Bhd                                                 373,100              799,823               0.0%
*   Shell Refining Co. Federation of Malaya Bhd                                    233,300              407,284               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
MALAYSIA -- (Continued)
    SHL Consolidated Bhd                                                           202,800    $         213,392               0.0%
#   Sime Darby Bhd                                                               8,658,338           25,480,363               0.2%
#   SP Setia Bhd Group                                                           1,790,746            1,790,149               0.0%
    Star Publications Malaysia Bhd                                               1,108,800              869,712               0.0%
    Subur Tiasa Holdings Bhd                                                        91,410               59,692               0.0%
#   Sunway Bhd                                                                   4,740,293            4,973,792               0.1%
#   Supermax Corp. Bhd                                                           3,578,650            2,536,611               0.0%
    Suria Capital Holdings Bhd                                                     279,650              221,194               0.0%
#   Syarikat Takaful Malaysia Bhd                                                  343,300            1,242,106               0.0%
    Symphony Life Bhd                                                              321,132              102,631               0.0%
#   Ta Ann Holdings Bhd                                                            648,686              759,315               0.0%
    TA Enterprise Bhd                                                            9,647,300            2,553,005               0.0%
    TA Global Bhd                                                                4,685,440              498,945               0.0%
*   Talam Transform Bhd                                                          6,754,300              216,074               0.0%
    Tambun Indah Land Bhd                                                        1,707,800            1,277,813               0.0%
#   TAN Chong Motor Holdings Bhd                                                 1,229,200            1,547,125               0.0%
*   Tanjung Offshore Bhd                                                         1,070,400              149,030               0.0%
    Tasek Corp. Bhd                                                                 38,700              196,360               0.0%
#   TDM Bhd                                                                      7,074,800            1,990,509               0.0%
#   Telekom Malaysia Bhd                                                         3,071,549            6,725,117               0.1%
    Tenaga Nasional Bhd                                                          6,071,381           24,666,563               0.2%
#*  TH Heavy Engineering Bhd                                                     5,020,034              974,602               0.0%
#   TH Plantations Bhd                                                           1,175,640              604,362               0.0%
#*  Time dotCom Bhd                                                              1,420,660            2,237,144               0.0%
    Tiong NAM Logistics Holdings                                                 1,117,900              377,424               0.0%
#   Top Glove Corp. Bhd                                                          2,477,180            3,685,349               0.0%
    Tropicana Corp. Bhd                                                          4,296,400            1,711,282               0.0%
#   TSH Resources Bhd                                                            2,724,750            1,971,598               0.0%
#   Tune Ins Holdings Bhd                                                          524,900              346,421               0.0%
    Uchi Technologies Bhd                                                        1,087,300              466,306               0.0%
#   UEM Sunrise Bhd                                                              8,150,945            4,659,796               0.1%
    UMW Holdings Bhd                                                             2,850,706           10,134,296               0.1%
    Unisem M Bhd                                                                 3,678,620            1,890,035               0.0%
    United Malacca Bhd                                                             197,950              410,562               0.0%
    United Plantations Bhd                                                         159,400            1,240,868               0.0%
    United U-Li Corp. BHD                                                          122,600               64,185               0.0%
    UOA Development Bhd                                                          1,597,700            1,029,006               0.0%
*   Uzma Bhd                                                                       566,600              594,624               0.0%
    VS Industry Bhd                                                                223,608              168,707               0.0%
    Wah Seong Corp. Bhd                                                          1,774,819              895,048               0.0%
#   WCT Holdings Bhd                                                             5,224,769            3,450,635               0.0%
    Wellcall Holdings Bhd                                                          530,500              263,018               0.0%
    Wing Tai Malaysia Bhd                                                          378,400              230,009               0.0%
    WTK Holdings Bhd                                                             3,043,650            1,148,090               0.0%
#   Yinson Holdings BHD                                                          1,195,600            1,058,046               0.0%
    YNH Property Bhd                                                             2,228,131            1,401,999               0.0%
#   YTL Corp. Bhd                                                               30,319,120           15,304,517               0.1%
    YTL E-Solutions Bhd                                                            747,100              135,191               0.0%
*   YTL Land & Development Bhd                                                   1,074,000              298,830               0.0%
    YTL Power International Bhd                                                  8,742,066            4,226,201               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
MALAYSIA -- (Continued)
    Zhulian Corp. Bhd                                                              969,166    $         631,272               0.0%
                                                                                              -----------------    --------------
TOTAL MALAYSIA                                                                                      729,419,701               4.6%
                                                                                              -----------------    --------------
MEXICO -- (5.0%)
    Alfa S.A.B. de C.V. Class A                                                 12,848,389           41,017,525               0.3%
#   Alpek S.A.B. de C.V.                                                           772,146            1,358,943               0.0%
#*  Alsea S.A.B. de C.V.                                                         2,785,745            8,731,926               0.1%
#   America Movil S.A.B. de C.V. Series L                                       16,194,778           19,807,147               0.1%
#   America Movil S.A.B. de C.V. Series L ADR                                    3,035,166           74,088,401               0.5%
#   Arca Continental S.A.B. de C.V.                                              1,817,916           11,704,321               0.1%
#*  Axtel S.A.B. de C.V.                                                         7,168,643            1,911,106               0.0%
    Banregio Grupo Financiero S.A.B. de C.V.                                     1,098,674            6,363,804               0.0%
#*  Bio Pappel S.A.B. de C.V.                                                      197,498              391,586               0.0%
#   Bolsa Mexicana de Valores S.A.B. de C.V.                                     2,662,924            5,598,246               0.0%
*   Cemex S.A.B. de C.V.                                                         5,969,081            7,358,154               0.1%
#*  Cemex S.A.B. de C.V. Sponsored ADR                                           6,484,813           79,763,198               0.5%
    Cia Minera Autlan S.A.B. de C.V. Series B                                      533,561              601,860               0.0%
    Coca-Cola Femsa S.A.B. de C.V. Series L                                         84,415              893,970               0.0%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                                    97,205           10,284,289               0.1%
#   Compartamos S.A.B. de C.V.                                                   2,050,744            4,568,630               0.0%
#*  Consorcio ARA S.A.B. de C.V. Series *                                        7,482,950            3,411,886               0.0%
#   Controladora Comercial Mexicana S.A.B. de C.V.                               3,783,904           14,968,426               0.1%
    Corp. Actinver S.A.B. de C.V.                                                   34,049               41,366               0.0%
#*  Corp. GEO S.A.B. de C.V. Series B                                            3,284,556               25,045               0.0%
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                                        659,619            1,449,900               0.0%
#*  Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B                 222,600              147,945               0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *                                        392,200            1,317,017               0.0%
    Cydsa S.A.B. de C.V.                                                             6,129               15,015               0.0%
#*  Desarrolladora Homex S.A.B. de C.V.                                            440,873               73,479               0.0%
*   Dine S.A.B. de C.V.                                                              7,300                3,909               0.0%
#   El Puerto de Liverpool S.A.B. de C.V.                                          620,599            7,276,902               0.0%
#*  Empresas ICA S.A.B. de C.V.                                                  4,886,352            8,690,477               0.1%
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR                                      590,827            4,212,596               0.0%
#*  Financiera Independencia S.A.B. de C.V.                                        246,788              127,369               0.0%
#   Fomento Economico Mexicano S.A.B. de C.V.                                      357,700            3,445,979               0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR                        599,632           57,708,584               0.4%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B                             4,980,403           12,615,357               0.1%
#*  Gruma S.A.B. de C.V. Class B                                                 1,688,397           18,547,448               0.1%
*   Gruma S.A.B. de C.V. Sponsored ADR                                               6,300              277,074               0.0%
#*  Grupo Aeromexico S.A.B. de C.V.                                                337,885              528,673               0.0%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.                          1,015,034            5,035,126               0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR                            100                3,960               0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                            178,369           12,155,847               0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B                      1,255,174            8,572,420               0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                              64,520            8,689,554               0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B                         955,199           12,877,852               0.1%
#   Grupo Bimbo S.A.B. de C.V. Series A                                          5,028,732           14,787,917               0.1%
    Grupo Carso S.A.B. de C.V. Series A1                                         2,438,535           13,860,241               0.1%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                                     211,154              548,651               0.0%
#   Grupo Comercial Chedraui S.A. de C.V.                                        1,671,279            5,795,877               0.0%
#   Grupo Elektra S.A.B. de C.V.                                                    41,756            1,587,604               0.0%
#*  Grupo Famsa S.A.B. de C.V. Class A                                           2,208,886            2,296,438               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
MEXICO -- (Continued)
    Grupo Financiero Banorte S.A.B. de C.V.                                      8,504,555    $      54,502,411               0.3%
    Grupo Financiero Inbursa S.A.B. de C.V.                                      7,546,226           22,768,266               0.1%
    Grupo Financiero Interacciones S.A. de C.V.                                     13,488              110,148               0.0%
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B                     1,025,339            2,733,476               0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR                   675,290            8,981,357               0.1%
    Grupo Gigante S.A.B. de C.V. Series *                                           41,000              123,308               0.0%
#   Grupo Herdez S.A.B. de C.V. Series *                                           889,876            2,286,435               0.0%
    Grupo Industrial Maseca S.A.B. de C.V. Class B                                  60,400               94,191               0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.                                        72,099              181,984               0.0%
    Grupo KUO S.A.B. de C.V. Series B                                              265,425              579,682               0.0%
#   Grupo Mexico S.A.B. de C.V. Series B                                        16,098,780           55,411,005               0.4%
#*  Grupo Pochteca S.A.B. de C.V.                                                  376,611              415,031               0.0%
#   Grupo Sanborns S.A.B. de C.V.                                                   57,764               92,225               0.0%
#*  Grupo Simec S.A.B. de C.V. Series B                                          1,072,975            4,731,329               0.0%
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR                                         6,406               83,086               0.0%
*   Grupo Sports World S.A.B. de C.V.                                              147,021              278,402               0.0%
    Grupo Televisa S.A.B. Series CPO                                             1,306,744            9,467,071               0.1%
    Grupo Televisa S.A.B. Sponsored ADR                                          1,810,392           65,427,567               0.4%
#* Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de
      C.V.                                                                       2,206,650            6,934,776               0.0%
    Industrias Bachoco S.A.B. de C.V. ADR                                           19,113            1,168,760               0.0%
#   Industrias Bachoco S.A.B. de C.V. Series B                                     137,483              699,041               0.0%
#*  Industrias CH S.A.B. de C.V. Series B                                        1,314,361            7,201,229               0.0%
    Industrias Penoles S.A.B. de C.V.                                              408,913            9,261,559               0.1%
#   Infraestructura Energetica Nova S.A.B. de C.V.                                 457,000            2,788,239               0.0%
*   Inmuebles Carso S.A.B. de C.V.                                               2,196,725            2,406,141               0.0%
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A                              5,218,939           12,146,035               0.1%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                                     1,187,809              211,695               0.0%
#   Megacable Holdings S.A.B. de C.V.                                              391,336            1,791,871               0.0%
#   Mexichem S.A.B. de C.V.                                                      5,770,885           23,604,221               0.2%
#*  Minera Frisco S.A.B. de C.V.                                                 1,207,442            2,134,011               0.0%
#*  OHL Mexico S.A.B. de C.V.                                                    2,653,723            7,447,076               0.1%
#   Organizacion Cultiba S.A.B. de C.V.                                            125,400              197,884               0.0%
#   Organizacion Soriana S.A.B. de C.V. Class B                                  3,410,725           11,172,159               0.1%
#*  Promotora y Operadora de Infraestructura S.A.B. de C.V.                      1,493,036           20,594,556               0.1%
#   Qualitas Controladora S.A.B. de C.V.                                           227,799              592,070               0.0%
*   Sanluis Corp. S.A.B. de C.V.                                                     5,300               18,774               0.0%
#   TV Azteca S.A.B. de C.V.                                                     4,247,863            2,220,734               0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.                                      1,795,501                  539               0.0%
#*  Vitro S.A.B. de C.V. Series A                                                  199,142              511,081               0.0%
#   Wal-Mart de Mexico S.A.B. de C.V. Series V                                  12,465,499           28,909,127               0.2%
                                                                                              -----------------    --------------
TOTAL MEXICO                                                                                        865,817,592               5.5%
                                                                                              -----------------    --------------
PERU -- (0.1%)
    Cementos Pacasmayo SAA ADR                                                      10,258               92,322               0.0%
    Cia de Minas Buenaventura SAA ADR                                              157,651            1,450,389               0.0%
    Credicorp, Ltd.                                                                130,816           21,061,376               0.2%
    Grana y Montero SAA Sponsored ADR                                               26,218              359,711               0.0%
#*  Rio Alto Mining, Ltd.                                                          156,309              334,501               0.0%
                                                                                              -----------------    --------------
TOTAL PERU                                                                                           23,298,299               0.2%
                                                                                              -----------------    --------------
PHILIPPINES -- (1.3%)
    A Soriano Corp.                                                                818,000              128,371               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
PHILIPPINES -- (Continued)
    Aboitiz Equity Ventures, Inc.                                                4,558,050    $       5,283,732               0.0%
    Aboitiz Power Corp.                                                          5,208,500            4,759,317               0.0%
    Alliance Global Group, Inc.                                                 24,695,294           13,917,961               0.1%
    Alsons Consolidated Resources, Inc.                                          1,639,000               70,871               0.0%
    Atlas Consolidated Mining & Development                                      2,931,100              782,749               0.0%
    Ayala Corp.                                                                    598,485            9,198,596               0.1%
    Ayala Land, Inc.                                                            10,616,720            7,933,055               0.1%
    Bank of the Philippine Islands                                               2,992,203            6,340,461               0.1%
    BDO Unibank, Inc.                                                            4,810,419           10,500,068               0.1%
    Belle Corp.                                                                 19,996,700            2,333,137               0.0%
    Cebu Air, Inc.                                                               1,166,910            1,911,690               0.0%
    Cebu Holdings, Inc.                                                          2,065,000              237,213               0.0%
    Century Properties Group, Inc.                                                 630,999               15,202               0.0%
    China Banking Corp.                                                            743,148              813,099               0.0%
    COL Financial Group, Inc.                                                      133,700               43,241               0.0%
    D&L Industries, Inc.                                                         1,470,100              448,482               0.0%
    DMCI Holdings, Inc.                                                         20,547,600            7,423,133               0.1%
*   East West Banking Corp.                                                         19,300               11,140               0.0%
    EEI Corp.                                                                    2,414,300              601,941               0.0%
*   Empire East Land Holdings, Inc.                                             22,778,000              446,636               0.0%
    Energy Development Corp.                                                    46,648,700            8,002,568               0.1%
    Filinvest Development Corp.                                                     89,300                9,034               0.0%
    Filinvest Land, Inc.                                                        96,449,687            3,311,514               0.0%
    First Gen Corp.                                                              7,700,900            4,441,900               0.0%
    First Philippine Holdings Corp.                                              1,899,420            3,681,344               0.0%
    Globe Telecom, Inc.                                                            131,465            4,936,163               0.0%
    International Container Terminal Services, Inc.                              3,368,262            8,703,229               0.1%
    JG Summit Holdings, Inc.                                                     1,732,470            2,461,974               0.0%
    Jollibee Foods Corp.                                                         1,574,967            6,878,056               0.1%
    Leisure & Resorts World Corp.                                                  557,020              119,109               0.0%
*   Lepanto Consolidated Mining Co.                                             25,593,207              188,393               0.0%
    Lopez Holdings Corp.                                                        14,209,200            2,105,236               0.0%
    LT Group, Inc.                                                               3,547,500            1,125,283               0.0%
    Manila Electric Co.                                                            491,930            2,871,799               0.0%
    Manila Water Co., Inc.                                                       4,596,300            2,958,017               0.0%
*   Megawide Construction Corp.                                                  1,504,280              298,704               0.0%
    Megaworld Corp.                                                            105,685,600           11,679,374               0.1%
*   Metro Pacific Corp. Series A                                                   225,000                   --               0.0%
    Metro Pacific Investments Corp.                                             51,293,100            5,804,686               0.1%
    Metropolitan Bank & Trust Co.                                                3,361,568            6,180,270               0.1%
*   Pepsi-Cola Products Philippines, Inc.                                        8,605,791              895,736               0.0%
    Petron Corp.                                                                    22,700                5,973               0.0%
    Philex Mining Corp.                                                            770,250              156,210               0.0%
*   Philex Petroleum Corp.                                                          75,900               10,901               0.0%
    Philippine Long Distance Telephone Co.                                          77,415            5,413,107               0.0%
#   Philippine Long Distance Telephone Co. Sponsored ADR                            78,651            5,515,795               0.0%
*   Philippine National Bank                                                     1,691,003            3,184,319               0.0%
    Philippine Stock Exchange, Inc. (The)                                           84,552              547,226               0.0%
*   Philtown Properties, Inc.                                                       16,675                   --               0.0%
    Philweb Corp.                                                                2,051,840              242,873               0.0%
    Phoenix Petroleum Philippines, Inc.                                            986,570               89,643               0.0%
    Puregold Price Club, Inc.                                                    1,400,900            1,080,611               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
PHILIPPINES -- (Continued)
    RFM Corp.                                                                    5,730,300    $         637,040               0.0%
    Rizal Commercial Banking Corp.                                               1,776,005            2,098,146               0.0%
    Robinsons Land Corp.                                                        10,596,350            5,796,560               0.0%
    San Miguel Corp.                                                             2,005,490            3,242,749               0.0%
    San Miguel Pure Foods Co., Inc.                                                  6,360               32,672               0.0%
    Security Bank Corp.                                                          1,684,388            5,394,100               0.0%
    Semirara Mining and Power Corp.                                              1,321,530            3,564,304               0.0%
    Shang Properties, Inc.                                                          86,601                6,290               0.0%
    SM Investments Corp.                                                           748,787           13,074,248               0.1%
    SM Prime Holdings, Inc.                                                     21,695,490            8,450,536               0.1%
*   Top Frontier Investment Holdings, Inc.                                         153,057              374,631               0.0%
    Trans-Asia Oil & Energy Development Corp.                                   12,581,000              673,334               0.0%
    Union Bank of the Philippines                                                  841,410            2,206,503               0.0%
    Universal Robina Corp.                                                       2,988,800           12,380,239               0.1%
    Vista Land & Lifescapes, Inc.                                               29,159,100            3,996,481               0.0%
                                                                                              -----------------    --------------
TOTAL PHILIPPINES                                                                                   228,026,975               1.5%
                                                                                              -----------------    --------------
POLAND -- (1.8%)
*   AB SA                                                                            2,455               22,622               0.0%
    ABC Data SA                                                                     81,105               92,212               0.0%
    Action SA                                                                       10,630              146,802               0.0%
*   Agora SA                                                                       177,116              422,919               0.0%
*   Alchemia SA                                                                    275,173              409,451               0.0%
#*  Alior Bank SA                                                                  100,064            2,224,268               0.0%
#   Amica Wronki SA                                                                  5,174              165,063               0.0%
*   AmRest Holdings SE                                                              37,166              982,611               0.0%
    Apator SA                                                                       27,085              301,689               0.0%
    Asseco Poland SA                                                               514,658            7,639,913               0.1%
    ATM SA                                                                          24,831               85,793               0.0%
    Bank Handlowy w Warszawie SA                                                   189,501            6,407,313               0.1%
#   Bank Millennium SA                                                           2,849,668            7,067,188               0.1%
    Bank Pekao SA                                                                  437,028           22,873,340               0.2%
    Bank Zachodni WBK SA                                                            73,730            8,359,742               0.1%
*   Bioton SA                                                                      189,840              236,852               0.0%
#*  Boryszew SA                                                                  1,461,478            2,778,410               0.0%
    Budimex SA                                                                      48,659            1,942,531               0.0%
    CCC SA                                                                          74,890            2,872,227               0.0%
#*  CD Projekt SA                                                                  538,199            2,670,109               0.0%
    Ciech SA                                                                       274,143            3,309,597               0.0%
*   Colian SA                                                                       52,481               46,500               0.0%
    ComArch SA                                                                       7,881              223,240               0.0%
    Cyfrowy Polsat SA                                                              587,593            4,498,490               0.0%
    Dom Development SA                                                               9,946              133,453               0.0%
    Eko Export SA                                                                   37,170              326,438               0.0%
    Elektrobudowa SA                                                                 2,716               62,752               0.0%
    Emperia Holding SA                                                              49,020              699,998               0.0%
    Enea SA                                                                        477,316            2,269,432               0.0%
#   Eurocash SA                                                                    362,154            3,560,553               0.0%
    Fabryki Mebli Forte SA                                                          54,448              921,208               0.0%
    Famur SA                                                                       111,442              109,895               0.0%
*   Farmacol SA                                                                     36,912              557,359               0.0%
    Firma Oponiarska Debica SA                                                      10,995              353,905               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
POLAND -- (Continued)
#*  Getin Holding SA                                                             1,654,967    $       1,199,454               0.0%
*   Getin Noble Bank SA                                                          3,999,973            3,090,868               0.0%
*   Global City Holdings NV                                                         33,245              383,669               0.0%
    Grupa Azoty SA                                                                 130,219            2,424,412               0.0%
    Grupa Azoty Zaklady Chemiczne Police SA                                         17,834              114,691               0.0%
    Grupa Kety SA                                                                   27,403            2,263,929               0.0%
*   Grupa Lotos SA                                                                 514,539            3,974,925               0.0%
#*  Hawe SA                                                                      1,003,528              701,036               0.0%
*   Impexmetal SA                                                                  797,201              639,120               0.0%
#   ING Bank Slaski SA                                                             128,243            5,305,080               0.0%
#*  Integer.pl SA                                                                    4,780              284,224               0.0%
#   Inter Cars SA                                                                    5,573              337,660               0.0%
#*  Jastrzebska Spolka Weglowa SA                                                  125,430            1,077,896               0.0%
*   Kernel Holding SA                                                              261,867            2,068,154               0.0%
    KGHM Polska Miedz SA                                                           726,912           28,035,792               0.2%
*   Kopex SA                                                                       146,978              497,623               0.0%
*   KRUK SA                                                                         10,863              347,607               0.0%
*   LC Corp. SA                                                                    590,468              317,239               0.0%
    Lentex SA                                                                       51,368              129,423               0.0%
#   LPP SA                                                                           2,754            8,221,635               0.1%
    Lubelski Wegiel Bogdanka SA                                                    207,860            6,899,873               0.1%
#   mBank                                                                           74,252           10,991,734               0.1%
*   MCI Management SA                                                              140,923              422,099               0.0%
*   Midas SA                                                                       677,353              122,511               0.0%
*   Mostostal Zabrze SA                                                            324,876              216,166               0.0%
    Netia SA                                                                     1,590,719            2,630,287               0.0%
    Neuca SA                                                                        10,624              701,393               0.0%
    Orange Polska SA                                                             3,223,659            9,659,466               0.1%
    Orbis SA                                                                        65,350              712,701               0.0%
#   Pelion SA                                                                       30,487              656,790               0.0%
*   Pfleiderer Grajewo SA                                                           60,652              562,970               0.0%
    PGE SA                                                                       3,775,401           24,770,592               0.2%
*   Polimex-Mostostal SA                                                         2,510,058               67,280               0.0%
*   Polnord SA                                                                     144,214              313,994               0.0%
*   Polski Koncern Miesny Duda SA                                                   60,716              127,189               0.0%
#   Polski Koncern Naftowy Orlen SA                                              1,760,986           21,938,714               0.1%
    Polskie Gornictwo Naftowe i Gazownictwo SA                                   4,907,784            7,332,951               0.1%
#   Powszechna Kasa Oszczednosci Bank Polski SA                                  3,042,817           33,846,417               0.2%
    Powszechny Zaklad Ubezpieczen SA                                               140,536           21,086,020               0.1%
*   PZ Cormay SA                                                                    66,507               80,890               0.0%
*   Rafako SA                                                                      371,320              565,825               0.0%
    Rawlplug SA                                                                     14,359               33,176               0.0%
*   Rovese SA                                                                    1,118,697              487,920               0.0%
*   Stalexport Autostrady SA                                                       312,145              254,904               0.0%
    Stalprodukt SA                                                                   4,961              405,306               0.0%
*   Sygnity SA                                                                      57,819              284,037               0.0%
#   Synthos SA                                                                   2,231,070            2,772,576               0.0%
    Tauron Polska Energia SA                                                     4,756,682            7,429,119               0.1%
#*  Trakcja SA                                                                   1,958,472              646,432               0.0%
#*  TVN SA                                                                         808,389            3,625,574               0.0%
*   Vistula Group SA                                                               214,914              108,428               0.0%
    Warsaw Stock Exchange                                                          134,943            1,764,328               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
POLAND -- (Continued)
    Wawel SA                                                                           252    $          68,897               0.0%
    Zespol Elektrowni Patnow Adamow Konin SA                                        12,565              117,577               0.0%
                                                                                              -----------------    --------------
TOTAL POLAND                                                                                        307,892,448               2.0%
                                                                                              -----------------    --------------
RUSSIA -- (1.7%)
    Etalon Group, Ltd. GDR                                                         538,300            1,668,510               0.0%
    Eurasia Drilling Co., Ltd. GDR                                                 384,854            9,704,430               0.1%
    Gazprom OAO Sponsored ADR                                                   11,798,088           78,171,913               0.5%
    Globaltrans Investment P.L.C. GDR                                              193,097            1,436,048               0.0%
    Lukoil OAO Sponsored ADR                                                       779,820           38,226,252               0.2%
*   Magnitogorsk Iron & Steel Works OJSC GDR                                       676,687            1,924,482               0.0%
*   Mail.ru Group, Ltd. GDR                                                         70,280            1,706,596               0.0%
*   Mechel Sponsored ADR                                                           753,653              678,288               0.0%
    MegaFon OAO GDR                                                                 19,826              464,511               0.0%
    MMC Norilsk Nickel OJSC ADR                                                    536,711           10,014,580               0.1%
    Novolipetsk Steel OJSC GDR                                                     321,643            4,127,381               0.0%
    Novorossiysk Commercial Sea Port PJSC GDR                                       95,020              257,007               0.0%
    O'Key Group SA GDR                                                              71,285              429,489               0.0%
    Phosagro OAO GDR                                                               120,563            1,296,263               0.0%
*   PIK Group GDR                                                                  669,603            2,375,640               0.0%
    Rosneft OAO GDR                                                              2,658,275           14,794,922               0.1%
    Rostelecom OJSC Sponsored ADR                                                  139,327            2,087,326               0.0%
    RusHydro JSC ADR                                                             4,658,684            7,789,408               0.1%
    Sberbank of Russia Sponsored ADR                                             3,913,332           29,799,788               0.2%
    Severstal OAO GDR                                                              732,289            7,756,572               0.1%
    Tatneft OAO Sponsored ADR                                                      864,302           30,892,638               0.2%
    TMK OAO GDR                                                                     80,338              633,166               0.0%
    Uralkali OJSC GDR                                                              769,997           13,776,647               0.1%
    VimpelCom, Ltd. Sponsored ADR                                                1,152,455            7,467,909               0.0%
    VTB Bank OJSC GDR(46630Q202)                                                     9,793               18,499               0.0%
    VTB Bank OJSC GDR(B1W7FX909)                                                 5,966,719           11,301,956               0.1%
*   X5 Retail Group NV GDR                                                         315,274            5,778,503               0.0%
                                                                                              -----------------    --------------
TOTAL RUSSIA                                                                                        284,578,724               1.8%
                                                                                              -----------------    --------------
SOUTH AFRICA -- (7.3%)
#*  Adcock Ingram Holdings, Ltd.                                                   649,823            2,913,295               0.0%
    Adcorp Holdings, Ltd.                                                          204,450              630,348               0.0%
    Advtech, Ltd.                                                                1,143,537              855,077               0.0%
    Aeci, Ltd.                                                                     809,288            9,074,441               0.1%
#   African Bank Investments, Ltd.                                               4,779,215              134,324               0.0%
    African Oxygen, Ltd.                                                           489,155              860,191               0.0%
    African Rainbow Minerals, Ltd.                                                 789,120            9,734,639               0.1%
    Allied Electronics Corp., Ltd.                                                 118,970              223,899               0.0%
*   Anglo American Platinum, Ltd.                                                  258,524            8,168,737               0.1%
*   AngloGold Ashanti, Ltd.                                                         27,426              229,197               0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR                                        1,896,042           15,680,267               0.1%
*   ArcelorMittal South Africa, Ltd.                                               889,096            2,633,111               0.0%
    Aspen Pharmacare Holdings, Ltd.                                                784,256           28,018,456               0.2%
    Assore, Ltd.                                                                   118,619            2,203,179               0.0%
#   Astral Foods, Ltd.                                                             242,239            3,330,238               0.0%
#*  Aveng, Ltd.                                                                  2,733,135            5,024,256               0.0%
    AVI, Ltd.                                                                    2,230,856           14,548,027               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
SOUTH AFRICA -- (Continued)
    Barclays Africa Group, Ltd.                                                  1,325,863    $      20,954,269               0.1%
    Barloworld, Ltd.                                                             1,628,567           14,148,189               0.1%
*   Basil Read Holdings, Ltd.                                                      143,266               63,594               0.0%
*   Bell Equipment, Ltd.                                                            59,855               74,224               0.0%
    Bidvest Group, Ltd. (The)                                                    1,505,451           41,432,531               0.3%
    Blue Label Telecoms, Ltd.                                                    1,437,634            1,270,982               0.0%
*   Brait SE                                                                       723,079            5,435,153               0.0%
    Business Connexion Group, Ltd.                                                 425,980              246,383               0.0%
#   Capitec Bank Holdings, Ltd.                                                    246,638            6,511,633               0.1%
#   Cashbuild, Ltd.                                                                130,905            1,841,797               0.0%
    Caxton and CTP Publishers and Printers, Ltd.                                   433,083              584,806               0.0%
    City Lodge Hotels, Ltd.                                                        192,179            2,142,748               0.0%
#   Clicks Group, Ltd.                                                           1,563,645           10,663,628               0.1%
    Clover Industries, Ltd.                                                         47,402               84,844               0.0%
*   Consolidated Infrastructure Group, Ltd.                                         61,500              178,089               0.0%
    Coronation Fund Managers, Ltd.                                               1,067,911            9,246,402               0.1%
    Datacentrix Holdings, Ltd.                                                     127,775               45,055               0.0%
    DataTec, Ltd.                                                                1,097,588            5,525,335               0.0%
    Discovery, Ltd.                                                              1,768,339           16,101,296               0.1%
    Distell Group, Ltd.                                                            111,747            1,351,748               0.0%
    Distribution and Warehousing Network, Ltd.                                     162,578              109,146               0.0%
    DRDGOLD, Ltd.                                                                2,032,518              565,573               0.0%
#   DRDGOLD, Ltd. Sponsored ADR                                                      4,569               12,428               0.0%
    EOH Holdings, Ltd.                                                             660,326            6,443,802               0.1%
*   Eqstra Holdings, Ltd.                                                          599,553              281,573               0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.                                         35,483               12,996               0.0%
#   Exxaro Resources, Ltd.                                                         635,856            6,641,217               0.1%
#   Famous Brands, Ltd.                                                            337,745            3,322,843               0.0%
    FirstRand, Ltd.                                                             10,566,034           45,257,744               0.3%
#   Foschini Group, Ltd. (The)                                                   1,227,324           13,874,305               0.1%
    Gold Fields, Ltd.                                                              343,544            1,113,991               0.0%
#   Gold Fields, Ltd. Sponsored ADR                                              3,630,974           11,582,807               0.1%
    Grand Parade Investments, Ltd.                                                 319,375              205,976               0.0%
#   Grindrod, Ltd.                                                               2,921,193            5,989,181               0.0%
    Group Five, Ltd.                                                               627,728            2,146,960               0.0%
*   Harmony Gold Mining Co., Ltd.                                                  602,977              974,044               0.0%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR                                  2,251,939            3,648,141               0.0%
    Holdsport, Ltd.                                                                 48,566              200,650               0.0%
    Hudaco Industries, Ltd.                                                        182,242            1,601,854               0.0%
*   Hulamin, Ltd.                                                                  429,927              266,114               0.0%
    Iliad Africa, Ltd.                                                             329,671              206,340               0.0%
    Illovo Sugar, Ltd.                                                           1,217,611            2,916,984               0.0%
*   Impala Platinum Holdings, Ltd.                                               2,244,994           16,374,215               0.1%
    Imperial Holdings, Ltd.                                                      1,145,206           19,741,613               0.1%
    Investec, Ltd.                                                               1,475,056           13,459,328               0.1%
    Invicta Holdings, Ltd.                                                          40,892              375,604               0.0%
#*  JD Group, Ltd.                                                               1,014,992            2,270,896               0.0%
    JSE, Ltd.                                                                      554,740            5,401,298               0.0%
    KAP Industrial Holdings, Ltd.                                                  308,543              125,101               0.0%
#   Kumba Iron Ore, Ltd.                                                           238,171            5,976,690               0.0%
#   Lewis Group, Ltd.                                                              885,262            5,329,598               0.0%
    Liberty Holdings, Ltd.                                                         619,492            7,168,792               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
SOUTH AFRICA -- (Continued)
    Life Healthcare Group Holdings, Ltd.                                         4,110,973    $      15,546,051               0.1%
#   Massmart Holdings, Ltd.                                                        439,967            4,756,168               0.0%
    Mediclinic International, Ltd.                                               1,610,820           14,400,547               0.1%
    Merafe Resources, Ltd.                                                       4,538,265              419,649               0.0%
    Metair Investments, Ltd.                                                       856,520            2,912,850               0.0%
    Metrofile Holdings, Ltd.                                                           877                  366               0.0%
    MMI Holdings, Ltd.                                                           7,092,232           18,128,952               0.1%
    Mondi, Ltd.                                                                    635,805           10,647,318               0.1%
    Mpact, Ltd.                                                                    631,272            2,036,140               0.0%
    Mr Price Group, Ltd.                                                         1,126,639           23,326,302               0.2%
    MTN Group, Ltd.                                                              4,967,624          109,998,339               0.7%
    Murray & Roberts Holdings, Ltd.                                              2,531,525            5,200,322               0.0%
    Nampak, Ltd.                                                                 3,649,982           14,884,533               0.1%
    Naspers, Ltd. Class N                                                          654,201           81,597,924               0.5%
    Nedbank Group, Ltd.                                                          1,201,903           26,210,462               0.2%
    Netcare, Ltd.                                                                5,410,249           16,368,087               0.1%
*   Northam Platinum, Ltd.                                                       1,699,452            5,251,569               0.0%
    Nu-World Holdings, Ltd.                                                         23,372               57,258               0.0%
    Oceana Group, Ltd.                                                             140,763              969,663               0.0%
    Omnia Holdings, Ltd.                                                           442,039            8,823,124               0.1%
    Peregrine Holdings, Ltd.                                                       695,452            1,450,511               0.0%
    Petmin, Ltd.                                                                   187,477               28,056               0.0%
#   Pick n Pay Stores, Ltd.                                                      1,106,364            5,350,911               0.0%
    Pinnacle Holdings, Ltd.                                                        875,378              966,015               0.0%
    Pioneer Foods, Ltd.                                                            434,076            4,683,617               0.0%
    PPC, Ltd.                                                                    3,420,276            9,175,853               0.1%
    PSG Group, Ltd.                                                                588,584            6,140,420               0.1%
*   Quantum Foods Holdings                                                         427,167              118,122               0.0%
    Raubex Group, Ltd.                                                             308,397              622,824               0.0%
    RCL Foods, Ltd.                                                                152,136              220,316               0.0%
    Resilient Property Income Fund, Ltd.                                           705,829            5,214,166               0.0%
    Reunert, Ltd.                                                                  863,272            4,556,212               0.0%
*   Royal Bafokeng Platinum, Ltd.                                                   72,485              384,619               0.0%
    Sanlam, Ltd.                                                                 8,139,212           51,432,006               0.3%
    Santam, Ltd.                                                                   125,139            2,319,385               0.0%
*   Sappi, Ltd.                                                                  3,795,630           15,033,133               0.1%
*   Sappi, Ltd. Sponsored ADR                                                      399,244            1,553,059               0.0%
    Sasol, Ltd.                                                                    994,736           49,672,340               0.3%
    Sasol, Ltd. Sponsored ADR                                                      983,103           49,341,940               0.3%
    Shoprite Holdings, Ltd.                                                      1,488,702           21,585,674               0.1%
    Sibanye Gold, Ltd.                                                           1,568,573            2,955,478               0.0%
    Sibanye Gold, Ltd. Sponsored ADR                                               883,562            6,494,181               0.1%
#   Spar Group, Ltd. (The)                                                         925,217           10,825,101               0.1%
    Spur Corp., Ltd.                                                               444,240            1,255,340               0.0%
#   Standard Bank Group, Ltd.                                                    4,181,964           52,662,521               0.3%
*   Stefanutti Stocks Holdings, Ltd.                                               186,764              113,381               0.0%
#   Steinhoff International Holdings, Ltd.                                       9,553,168           48,874,104               0.3%
    Sun International, Ltd.                                                        658,771            7,379,114               0.1%
*   Super Group, Ltd.                                                            2,436,940            6,978,006               0.1%
*   Telkom SA SOC, Ltd.                                                          1,929,307           10,252,567               0.1%
*   Telkom SA SOC, Ltd. Sponsored ADR                                               24,334              515,881               0.0%
    Tiger Brands, Ltd.                                                             501,309           15,088,821               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
SOUTH AFRICA -- (Continued)
    Times Media Group, Ltd.                                                         74,593    $         131,962               0.0%
    Tongaat Hulett, Ltd.                                                           551,239            7,273,867               0.1%
    Trencor, Ltd.                                                                  534,087            3,220,972               0.0%
#   Truworths International, Ltd.                                                1,980,452           13,572,665               0.1%
    Tsogo Sun Holdings, Ltd.                                                     1,114,411            2,797,508               0.0%
    Value Group, Ltd.                                                               95,008               37,832               0.0%
#   Vodacom Group, Ltd.                                                            842,622           10,230,517               0.1%
*   Wesizwe Platinum, Ltd.                                                          19,767                1,720               0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                                                382,913            4,512,759               0.0%
    Woolworths Holdings, Ltd.                                                    3,929,743           27,977,838               0.2%
    Zeder Investments, Ltd.                                                        976,922              513,998               0.0%
                                                                                              -----------------    --------------
TOTAL SOUTH AFRICA                                                                                1,250,813,128               8.0%
                                                                                              -----------------    --------------
SOUTH KOREA -- (13.4%)
#*  3S Korea Co., Ltd.                                                             112,580              308,922               0.0%
#   Able C&C Co., Ltd.                                                              30,691              658,131               0.0%
#*  Actoz Soft Co., Ltd.                                                            24,345              719,345               0.0%
#*  Advanced Nano Products Co., Ltd.                                                 9,941              163,050               0.0%
#*  Advanced Process Systems Corp.                                                  76,585              477,801               0.0%
    Aekyung Petrochemical Co., Ltd.                                                  6,151              422,502               0.0%
#   AfreecaTV Co., Ltd.                                                             52,478            1,440,277               0.0%
#   Agabang&Company                                                                150,357            1,162,818               0.0%
    Ahnlab, Inc.                                                                    24,000              811,557               0.0%
#*  AJ Rent A Car Co., Ltd.                                                         40,000              634,945               0.0%
#   AK Holdings, Inc.                                                               16,086            1,071,909               0.0%
#*  Aminologics Co., Ltd.                                                          190,514              216,277               0.0%
    Amorepacific Corp.                                                               7,202           15,464,422               0.1%
    AMOREPACIFIC Group                                                              10,804           11,953,628               0.1%
#*  Amotech Co., Ltd.                                                               44,100              364,743               0.0%
#*  Anam Electronics Co., Ltd.                                                     248,480              178,491               0.0%
#   Anapass, Inc.                                                                   40,786              414,443               0.0%
#   Asia Cement Co., Ltd.                                                            9,925            1,011,721               0.0%
#   ASIA Holdings Co., Ltd.                                                          5,040              699,545               0.0%
    Asia Paper Manufacturing Co., Ltd.                                              30,414              842,304               0.0%
*   Asiana Airlines, Inc.                                                          488,540            1,835,697               0.0%
    AtlasBX Co., Ltd.                                                               35,829            1,307,554               0.0%
*   AUK Corp.                                                                      178,670              269,090               0.0%
    Autech Corp.                                                                    47,374              270,776               0.0%
#*  Avaco Co., Ltd.                                                                 40,816              137,396               0.0%
#   Baiksan Co., Ltd.                                                               58,010              246,909               0.0%
#   Basic House Co., Ltd. (The)                                                     33,820              605,913               0.0%
#*  BH Co., Ltd.                                                                    93,670              546,529               0.0%
#   BHI Co., Ltd.                                                                   23,864              299,393               0.0%
#*  BI EMT Co., Ltd.                                                                53,654               47,378               0.0%
#   Binggrae Co., Ltd.                                                              19,901            1,539,821               0.0%
    Bioland, Ltd.                                                                   36,801              844,504               0.0%
#   Bluecom Co., Ltd.                                                               46,764              520,042               0.0%
    Bookook Securities Co., Ltd.                                                     5,240               72,927               0.0%
#*  Boryung Medience Co., Ltd.                                                      18,941              179,967               0.0%
    Boryung Pharmaceutical Co., Ltd.                                                20,761              814,204               0.0%
#*  Bosung Power Technology Co., Ltd.                                              115,748              319,310               0.0%
#   BS Financial Group, Inc.                                                       953,492           14,836,958               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
    Bukwang Pharmaceutical Co., Ltd.                                                58,230    $       1,084,245               0.0%
    BYC Co., Ltd.                                                                      190               50,491               0.0%
#   Byucksan Corp.                                                                 159,230              945,334               0.0%
#   CammSys Corp.                                                                  209,735              300,869               0.0%
#*  Capro Corp.                                                                    153,252              403,808               0.0%
#*  Celltrion Pharm, Inc.                                                           64,970              567,703               0.0%
#*  Celltrion, Inc.                                                                141,552            5,569,979               0.1%
#*  Chabiotech Co., Ltd.                                                            78,076            1,074,369               0.0%
*   Chadiostech Co., Ltd.                                                           29,432               75,786               0.0%
#*  Charm Engineering Co., Ltd.                                                     77,090               98,173               0.0%
#*  Cheil Worldwide, Inc.                                                          295,929            4,608,180               0.0%
#   Chemtronics Co., Ltd.                                                           69,638              534,640               0.0%
#*  Chin Hung International, Inc.                                                  140,974              181,590               0.0%
#*  China Great Star International, Ltd.                                           332,129              723,251               0.0%
#*  China Ocean Resources Co., Ltd.                                                489,106              607,311               0.0%
#*  Choa Pharmaceutical Co.                                                         69,616              245,677               0.0%
#   Chokwang Paint, Ltd.                                                            24,620              197,947               0.0%
    Chong Kun Dang Pharmaceutical Corp.                                             28,395            1,890,297               0.0%
    Chongkundang Holdings Corp.                                                     14,747            1,086,465               0.0%
#   Choong Ang Vaccine Laboratory                                                   12,091              198,754               0.0%
    Chosun Refractories Co., Ltd.                                                    2,127              264,802               0.0%
#   CJ CGV Co., Ltd.                                                                57,093            2,799,797               0.0%
#   CJ CheilJedang Corp.                                                            36,256           13,238,034               0.1%
#   CJ Corp.                                                                        68,500           11,128,042               0.1%
*   CJ E&M Corp.                                                                   102,836            3,220,456               0.0%
*   CJ Freshway Corp.                                                                5,124              222,967               0.0%
#*  CJ Korea Express Co., Ltd.                                                      34,696            6,266,615               0.1%
    CJ O Shopping Co., Ltd.                                                         12,289            3,018,283               0.0%
#*  CJ Seafood Corp.                                                                80,851              193,706               0.0%
#   CKD Bio Corp.                                                                   24,780              553,050               0.0%
#*  CNK International Co., Ltd.                                                    104,244              168,257               0.0%
#*  Com2uSCorp                                                                      15,298            2,784,991               0.0%
#   Cosmax BTI, Inc.                                                                63,055            3,010,658               0.0%
#*  CosmoAM&T Co., Ltd.                                                             40,310              124,302               0.0%
#*  Cosmochemical Co., Ltd.                                                         56,863              271,689               0.0%
    Coway Co., Ltd.                                                                149,353           11,417,541               0.1%
#   Credu Corp.                                                                      7,828              529,210               0.0%
#   Crown Confectionery Co., Ltd.                                                    4,269              744,971               0.0%
#*  CrucialTec Co., Ltd.                                                             4,475               43,762               0.0%
#*  CTC BIO, Inc.                                                                   46,246              603,960               0.0%
#*  CUROCOM Co., Ltd.                                                              171,694              188,648               0.0%
#*  D.I Corp.                                                                       76,680              549,816               0.0%
#*  D.ID Corp.                                                                      42,436               64,584               0.0%
    Dae Dong Industrial Co., Ltd.                                                   66,910              649,219               0.0%
    Dae Han Flour Mills Co., Ltd.                                                    6,035            1,118,289               0.0%
#   Dae Hyun Co., Ltd.                                                             132,460              379,822               0.0%
    Dae Won Kang Up Co., Ltd.                                                      106,380              638,476               0.0%
#*  Dae Young Packaging Co., Ltd.                                                  350,890              292,745               0.0%
#   Dae-Il Corp.                                                                    79,637              486,533               0.0%
#*  Daea TI Co., Ltd.                                                              226,336              318,893               0.0%
#*  Daechang Co., Ltd.                                                             301,520              226,563               0.0%
    Daeduck Electronics Co.                                                        200,830            1,701,024               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
#   Daeduck GDS Co., Ltd.                                                          114,600    $       1,137,503               0.0%
    Daegu Department Store                                                          27,142              387,903               0.0%
#*  Daehan New Pharm Co., Ltd.                                                      32,312              555,202               0.0%
#   Daehan Steel Co., Ltd.                                                          75,833              440,499               0.0%
    Daehwa Pharmaceutical Co., Ltd.                                                 37,069              301,089               0.0%
    Daekyo Co., Ltd.                                                                76,070              529,886               0.0%
#*  Daekyung Machinery & Engineering Co., Ltd.                                     184,410              311,025               0.0%
#   Daelim Industrial Co., Ltd.                                                    137,711            9,121,983               0.1%
#   Daesang Corp.                                                                   88,309            3,430,276               0.0%
    Daesang Holdings Co., Ltd.                                                      79,743            1,554,780               0.0%
#   Daesung Holdings Co., Ltd.                                                      19,560              225,165               0.0%
*   Daesung Industrial Co., Ltd.                                                     2,450                5,768               0.0%
#   Daewon Pharmaceutical Co., Ltd.                                                 89,658            1,386,923               0.0%
#   Daewon San Up Co., Ltd.                                                         31,461              339,055               0.0%
#*  Daewoo Engineering & Construction Co., Ltd.                                    450,241            2,760,684               0.0%
#   Daewoo International Corp.                                                     132,397            4,192,485               0.0%
*   Daewoo Securities Co., Ltd.                                                    818,317            8,588,655               0.1%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.                             429,780            7,348,139               0.1%
    Daewoong Co., Ltd.                                                               6,323              304,448               0.0%
    Daewoong Pharmaceutical Co., Ltd.                                               20,111            1,312,454               0.0%
*   Dahaam E-Tec Co., Ltd.                                                           1,420                4,484               0.0%
#   Daishin Securities Co., Ltd.                                                   246,782            2,368,521               0.0%
#*  Danal Co., Ltd.                                                                 53,742              437,414               0.0%
    Daou Data Corp.                                                                 73,862              382,674               0.0%
#   Daou Technology, Inc.                                                          177,104            1,843,411               0.0%
#*  Dasan Networks, Inc.                                                            83,278              480,901               0.0%
#   Daum Communications Corp.                                                       37,671            5,165,922               0.1%
#   Dawonsys Co., Ltd.                                                              30,006              426,422               0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                                     230,815              408,188               0.0%
#   DCM Corp.                                                                       16,370              239,607               0.0%
#*  Deutsch Motors, Inc.                                                            31,888              125,719               0.0%
#   DGB Financial Group, Inc.                                                      810,398           11,556,401               0.1%
    Digital Chosun Co., Ltd.                                                        20,134              107,042               0.0%
#   Digital Power Communications Co., Ltd.                                          30,360              106,030               0.0%
#*  Digitech Systems Co., Ltd.                                                      69,781               51,908               0.0%
*   DIO Corp.                                                                       44,232              314,937               0.0%
#   Dong Ah Tire & Rubber Co., Ltd.                                                 17,140              309,118               0.0%
#*  Dong Yang Gang Chul Co., Ltd.                                                  138,330              308,152               0.0%
    Dong-A Socio Holdings Co., Ltd.                                                 14,564            1,999,689               0.0%
#   Dong-Ah Geological Engineering Co., Ltd.                                        30,030              222,743               0.0%
    Dong-Il Corp.                                                                    5,545              477,121               0.0%
#   Dongaone Co., Ltd.                                                             119,520              349,622               0.0%
#   Dongbang Transport Logistics Co., Ltd.                                          78,710              138,738               0.0%
*   Dongbu CNI Co., Ltd.                                                            14,455               31,413               0.0%
#*  Dongbu Corp.                                                                    35,650               39,667               0.0%
#*  Dongbu HiTek Co., Ltd.                                                         159,392              789,889               0.0%
#   Dongbu Insurance Co., Ltd.                                                     227,074           12,694,768               0.1%
*   Dongbu Securities Co., Ltd.                                                    135,441              507,272               0.0%
#*  Dongbu Steel Co., Ltd.                                                         225,905              365,848               0.0%
    Dongil Industries Co., Ltd.                                                      5,678              336,064               0.0%
    Dongjin Semichem Co., Ltd.                                                     133,076              478,962               0.0%
#*  Dongkook Industrial Co., Ltd.                                                  137,901              377,645               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
    DongKook Pharmaceutical Co., Ltd.                                               16,907    $         698,456               0.0%
    Dongkuk Industries Co., Ltd.                                                    14,471               58,133               0.0%
#   Dongkuk Steel Mill Co., Ltd.                                                   352,455            2,091,688               0.0%
#   Dongkuk Structure & Construction Co., Ltd.                                     132,251              505,303               0.0%
    Dongsuh Co., Inc.                                                               10,008              195,460               0.0%
#   Dongsung Chemical Co., Ltd.                                                      7,530              114,165               0.0%
#   Dongsung Holdings Co., Ltd.                                                    117,493              776,895               0.0%
#   Dongsung Pharmaceutical Co., Ltd.                                               71,092              349,731               0.0%
    Dongwha Pharm Co., Ltd.                                                        116,059              662,645               0.0%
    Dongwon F&B Co., Ltd.                                                            7,804            2,559,950               0.0%
#   Dongwon Industries Co., Ltd.                                                     5,655            1,735,158               0.0%
#*  Dongwon Systems Corp.                                                           15,467              404,327               0.0%
    Dongyang E&P, Inc.                                                              32,807              300,133               0.0%
#   Dongyang Mechatronics Corp.                                                    174,480            1,283,233               0.0%
#   Doosan Corp.                                                                    44,982            4,672,799               0.0%
#*  Doosan Engine Co., Ltd.                                                        169,159              972,944               0.0%
#*  Doosan Engineering & Construction Co., Ltd.                                     14,950              147,986               0.0%
#   Doosan Heavy Industries & Construction Co., Ltd.                               239,421            5,260,740               0.1%
#*  Doosan Infracore Co., Ltd.                                                     518,615            5,248,617               0.1%
#*  Dragonfly GF Co., Ltd.                                                          25,290              243,713               0.0%
    DRB Holding Co., Ltd.                                                           55,899              858,514               0.0%
#*  Duksan Hi-Metal Co., Ltd.                                                       52,962              533,793               0.0%
#   DuzonBIzon Co., Ltd.                                                           116,224              765,354               0.0%
*   e Tec E&C, Ltd.                                                                  1,131               92,092               0.0%
#   e-LITECOM Co., Ltd.                                                             50,299              685,508               0.0%
#   E-Mart Co., Ltd.                                                                70,199           13,025,348               0.1%
*   e-Starco Co., Ltd.                                                             273,152              786,841               0.0%
#   E1 Corp.                                                                        12,188              817,827               0.0%
#   Eagon Industries Co., Ltd.                                                      32,830              502,558               0.0%
#   Easy Bio, Inc.                                                                 172,451              903,896               0.0%
*   Ecopro Co., Ltd.                                                                57,703              491,147               0.0%
#   EG Corp.                                                                        23,854              421,181               0.0%
#*  ELK Corp.                                                                       93,428              317,660               0.0%
#*  EMKOREA Co., Ltd.                                                               48,875              220,177               0.0%
    ENF Technology Co., Ltd.                                                        47,412              278,815               0.0%
#   Eo Technics Co., Ltd.                                                           34,534            3,571,207               0.0%
#   Estechpharma Co., Ltd.                                                          43,822              248,381               0.0%
*   ESTsoft Corp.                                                                    4,962               72,390               0.0%
#   Eugene Corp.                                                                   263,713              789,113               0.0%
*   Eugene Investment & Securities Co., Ltd.                                       433,877              734,383               0.0%
#   Eugene Technology Co., Ltd.                                                     84,085            1,359,496               0.0%
    EVERDIGM Corp.                                                                  11,209               73,164               0.0%
*   Farmsco                                                                          2,780               43,682               0.0%
#   Fila Korea, Ltd.                                                                39,090            4,082,349               0.0%
#*  Fine Technix Co., Ltd.                                                          22,817               52,132               0.0%
#*  Finetex EnE, Inc.                                                              100,221              192,712               0.0%
#   Firstec Co., Ltd.                                                              151,053              283,926               0.0%
#*  Flexcom, Inc.                                                                   59,292              282,867               0.0%
#*  Foosung Co., Ltd.                                                              170,523              398,392               0.0%
    Fursys, Inc.                                                                    10,916              327,802               0.0%
#*  Gamevil, Inc.                                                                   18,924            2,393,971               0.0%
#   Gaon Cable Co., Ltd.                                                            15,900              392,061               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
#*  GemVax & Kael Co., Ltd.                                                         37,601    $         662,744               0.0%
#*  GeneOneLifeScience, Inc.                                                       105,047              178,460               0.0%
#*  Genexine Co., Ltd.                                                               2,719              146,698               0.0%
#*  Genic Co., Ltd.                                                                 17,757              359,029               0.0%
    GIIR, Inc.                                                                      16,730              124,747               0.0%
    Global & Yuasa Battery Co., Ltd.                                                27,503              954,698               0.0%
#   Global Display Co., Ltd.                                                        36,493              221,641               0.0%
#*  GNCO Co., Ltd.                                                                 287,549              370,920               0.0%
    Golfzon Co., Ltd.                                                               78,030            1,958,466               0.0%
#   Grand Korea Leisure Co., Ltd.                                                  122,320            4,380,197               0.0%
#   Green Cross Corp.                                                               18,105            2,317,070               0.0%
#   Green Cross Holdings Corp.                                                     114,530            2,403,516               0.0%
*   Green Non-Life Insurance Co., Ltd.                                              14,915                   --               0.0%
#*  GS Engineering & Construction Corp.                                            294,338            7,756,053               0.1%
#   GS Global Corp.                                                                 69,008              573,033               0.0%
#   GS Holdings Corp.                                                              256,119            9,907,364               0.1%
    GS Home Shopping, Inc.                                                           7,377            1,487,708               0.0%
#   GS retail Co., Ltd.                                                            105,542            2,460,241               0.0%
    Gwangju Shinsegae Co., Ltd.                                                      2,914              840,814               0.0%
#   Haesung Industrial Co., Ltd.                                                     1,700               37,302               0.0%
*   Halla Corp.                                                                     99,423              679,710               0.0%
#   Halla Holdings Corp.                                                            34,108            2,255,349               0.0%
#   Halla Visteon Climate Control Corp.                                            125,612            5,597,865               0.1%
#   Han Kuk Carbon Co., Ltd.                                                       155,144              891,928               0.0%
    Hana Financial Group, Inc.                                                   1,140,149           39,483,163               0.3%
#*  Hana Micron, Inc.                                                               87,151              711,161               0.0%
#   Hana Tour Service, Inc.                                                         38,973            2,447,189               0.0%
#*  Hanall Biopharma Co., Ltd.                                                      64,600              239,535               0.0%
#   Hancom, Inc.                                                                    11,223              242,760               0.0%
    Handok, Inc.                                                                     6,692              149,383               0.0%
#   Handsome Co., Ltd.                                                              81,558            2,450,159               0.0%
    Hanil Cement Co., Ltd.                                                          19,154            2,464,050               0.0%
*   Hanil E-Hwa Co., Ltd.                                                           69,483            1,163,760               0.0%
#*  Hanjin Heavy Industries & Construction Co., Ltd.                               409,264            1,658,874               0.0%
#   Hanjin Heavy Industries & Construction Holdings Co., Ltd.                       70,989              598,943               0.0%
#*  Hanjin Kal Corp.                                                                60,075            1,489,105               0.0%
#*  Hanjin P&C Co., Ltd.                                                           106,545              167,236               0.0%
#*  Hanjin Shipping Co., Ltd.                                                       18,453               87,400               0.0%
#*  Hanjin Shipping Holdings Co., Ltd.                                              30,480              288,304               0.0%
#   Hanjin Transportation Co., Ltd.                                                 54,732            2,747,880               0.0%
    Hankook Shell Oil Co., Ltd.                                                      3,635            1,661,934               0.0%
#   Hankook Tire Co., Ltd.                                                         292,460           15,068,639               0.1%
*   Hankuk Glass Industries, Inc.                                                    3,770               88,062               0.0%
    Hankuk Paper Manufacturing Co., Ltd.                                            15,900              461,779               0.0%
#*  Hanmi Pharm Co., Ltd.                                                           25,588            2,033,732               0.0%
#*  Hanmi Science Co., Ltd.                                                         73,294            1,001,108               0.0%
#   Hanmi Semiconductor Co., Ltd.                                                   48,770              725,431               0.0%
    Hansae Co., Ltd.                                                                76,519            2,620,445               0.0%
#   Hansae Yes24 Holdings Co., Ltd.                                                 78,966            1,065,418               0.0%
#   Hanshin Construction                                                             1,850               21,033               0.0%
#   Hansol Chemical Co., Ltd.                                                       47,490            1,524,417               0.0%
#*  Hansol HomeDeco Co., Ltd.                                                      315,632              593,791               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
#   Hansol Logistics Co., Ltd.                                                     176,540    $         386,332               0.0%
#   Hansol Paper Co.                                                               245,415            2,279,618               0.0%
#*  Hansol Technics Co., Ltd.                                                       85,041              934,585               0.0%
#   Hanssem Co., Ltd.                                                               31,794            3,789,728               0.0%
#   Hanwha Chemical Corp.                                                          418,242            4,765,676               0.1%
#   Hanwha Corp.                                                                   266,976            6,840,565               0.1%
#   Hanwha Galleria Timeworld Co., Ltd.                                              8,040              485,989               0.0%
#*  Hanwha General Insurance Co., Ltd.                                             174,761              882,200               0.0%
*   Hanwha Investment & Securities Co., Ltd.                                       343,075            1,204,290               0.0%
#   Hanwha Life Insurance Co., Ltd.                                                805,240            6,187,938               0.1%
    Hanyang Eng Co., Ltd.                                                           55,253              333,945               0.0%
    Hanyang Securities Co., Ltd.                                                    18,020              115,597               0.0%
#*  Harim Holdings Co., Ltd.                                                       169,942              751,295               0.0%
#   Heung-A Shipping Co., Ltd.                                                     573,851            1,175,144               0.0%
*   Heungkuk Fire & Marine Insurance Co., Ltd.                                      24,279               87,713               0.0%
#   High Tech Pharm Co., Ltd.                                                       22,952              312,840               0.0%
#   Hite Jinro Co., Ltd.                                                           174,665            4,323,713               0.0%
    Hitejinro Holdings Co., Ltd.                                                    46,471              544,998               0.0%
#*  HMC Investment Securities Co., Ltd.                                            102,873            1,060,874               0.0%
*   HNK Machine Tool Co., Ltd.                                                      18,022               98,844               0.0%
#   Hotel Shilla Co., Ltd.                                                          94,889            8,933,261               0.1%
*   HS Industries Co., Ltd.                                                         13,443               15,494               0.0%
    HS R&A Co., Ltd.                                                                16,340              475,887               0.0%
    Huchems Fine Chemical Corp.                                                     88,801            1,931,764               0.0%
    Humax Co., Ltd.                                                                 98,552              958,572               0.0%
#   Huons Co., Ltd.                                                                 28,769            1,735,588               0.0%
    Husteel Co., Ltd.                                                               21,660              338,143               0.0%
#   Huvis Corp.                                                                     71,070              819,186               0.0%
#   Huvitz Co., Ltd.                                                                27,945              438,656               0.0%
#   Hwa Shin Co., Ltd.                                                             110,643              898,138               0.0%
    Hwacheon Machine Tool Co., Ltd.                                                  4,514              290,722               0.0%
    HwaSung Industrial Co., Ltd.                                                    12,196              136,084               0.0%
#   Hy-Lok Corp.                                                                    40,072            1,094,441               0.0%
    Hyosung Corp.                                                                  140,088            8,317,728               0.1%
#*  Hyundai BNG Steel Co., Ltd.                                                     51,350              832,459               0.0%
#   Hyundai Corp.                                                                   53,610            1,837,897               0.0%
    Hyundai Department Store Co., Ltd.                                              62,015            7,861,719               0.1%
    Hyundai Development Co.                                                        338,019           12,747,773               0.1%
#*  Hyundai Elevator Co., Ltd.                                                      54,813            2,320,207               0.0%
    Hyundai Engineering & Construction Co., Ltd.                                   239,490           10,868,493               0.1%
#   Hyundai Engineering Plastics Co., Ltd.                                          88,540              633,094               0.0%
#   Hyundai Glovis Co., Ltd.                                                        25,421            6,323,017               0.1%
#   Hyundai Greenfood Co., Ltd.                                                    215,940            3,674,353               0.0%
#   Hyundai Heavy Industries Co., Ltd.                                             101,252            9,407,636               0.1%
    Hyundai Home Shopping Network Corp.                                             17,726            2,254,353               0.0%
    Hyundai Hy Communications & Networks Co., Ltd.                                 171,293              729,018               0.0%
#   Hyundai Hysco Co., Ltd.                                                         30,308            1,967,704               0.0%
    Hyundai Livart Co., Ltd.                                                        54,210            2,292,087               0.0%
#   Hyundai Marine & Fire Insurance Co., Ltd.                                      287,655            7,597,024               0.1%
#*  Hyundai Merchant Marine Co., Ltd.                                               87,156              943,158               0.0%
#   Hyundai Mipo Dockyard Co., Ltd.                                                 25,099            1,783,684               0.0%
    Hyundai Mobis Co., Ltd.                                                        153,167           35,835,653               0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
    Hyundai Motor Co.                                                              364,834    $      57,892,430               0.4%
#*  Hyundai Securities Co., Ltd.                                                   710,011            4,612,900               0.0%
#   Hyundai Steel Co.                                                              288,254           18,371,562               0.1%
#   Hyundai Wia Corp.                                                               53,386            9,201,757               0.1%
#*  Hyunjin Materials Co., Ltd.                                                     70,175              251,772               0.0%
#   HyVision System, Inc.                                                           53,429              350,997               0.0%
#*  ICD Co., Ltd.                                                                   57,475              329,998               0.0%
*   IHQ, Inc.                                                                       86,642              194,607               0.0%
#   Il Dong Pharmaceutical Co., Ltd.                                                47,700              725,633               0.0%
#   Iljin Electric Co., Ltd.                                                        97,637              728,432               0.0%
    Iljin Holdings Co., Ltd.                                                        79,100              555,087               0.0%
#*  Iljin Materials Co., Ltd.                                                       60,430              446,211               0.0%
    Ilshin Spinning Co., Ltd.                                                        6,840            1,247,578               0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                                                 3,008              253,758               0.0%
#*  IM Co., Ltd.                                                                    67,915              201,531               0.0%
#   iMarketKorea, Inc.                                                              56,730            1,402,174               0.0%
#   iMBC Co., Ltd.                                                                  28,170              106,229               0.0%
#   InBody Co., Ltd.                                                                33,151              924,987               0.0%
    Industrial Bank of Korea                                                       742,530           10,858,247               0.1%
#*  Infinitt Healthcare Co., Ltd.                                                   35,247              271,620               0.0%
#*  Infopia Co., Ltd.                                                               36,965              512,026               0.0%
#*  Infraware, Inc.                                                                 72,723              445,840               0.0%
#*  InkTec Co., Ltd.                                                                37,888              392,293               0.0%
#   Innochips Technology, Inc.                                                      34,587              448,401               0.0%
*   InnoWireless, Inc.                                                              22,924              225,307               0.0%
#*  Innox Corp.                                                                     73,906              982,757               0.0%
#*  Insun ENT Co., Ltd.                                                            100,647              309,856               0.0%
#   Intelligent Digital Integrated Securities Co., Ltd.                             18,225              223,583               0.0%
#*  Interflex Co., Ltd.                                                             50,985              535,269               0.0%
    Intergis Co., Ltd.                                                               6,800               51,961               0.0%
#   Interojo Co., Ltd.                                                              13,883              261,730               0.0%
#   Interpark Corp.                                                                141,004            1,197,800               0.0%
    INTOPS Co., Ltd.                                                                34,688              506,062               0.0%
    Inzi Controls Co., Ltd.                                                         44,490              210,925               0.0%
    INZI Display Co., Ltd.                                                         124,958              209,571               0.0%
#*  IS Dongseo Co., Ltd.                                                            49,570            2,123,471               0.0%
#   ISU Chemical Co., Ltd.                                                          65,123              628,502               0.0%
#   IsuPetasys Co., Ltd.                                                           190,048              768,130               0.0%
#   Jahwa Electronics Co., Ltd.                                                     84,724              890,262               0.0%
#   JB Financial Group Co., Ltd.                                                   480,453            2,950,528               0.0%
*   Jcontentree Corp.                                                              133,592              487,591               0.0%
#   Jeil Pharmaceutical Co.                                                         32,320              722,767               0.0%
*   Jeil Savings Bank                                                                3,200                   --               0.0%
#*  Jeju Semiconductor Corp.                                                        13,133               34,764               0.0%
#*  Jenax, Inc.                                                                     34,294              286,313               0.0%
    Jinro Distillers Co., Ltd.                                                       8,652              259,486               0.0%
#   Jinsung T.E.C.                                                                  44,792              206,671               0.0%
    JLS Co., Ltd.                                                                    2,012               12,472               0.0%
#*  Joymax Co., Ltd.                                                                17,153              401,740               0.0%
#*  Jusung Engineering Co., Ltd.                                                   133,818              391,645               0.0%
#*  JVM Co., Ltd.                                                                   17,083              930,027               0.0%
    JW Holdings Co., Ltd.                                                          173,453              388,613               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
#   JW Pharmaceutical Corp.                                                         52,900    $         732,764               0.0%
    Kangwon Land, Inc.                                                             166,590            5,447,552               0.1%
#   KB Capital Co., Ltd.                                                            56,966            1,136,138               0.0%
    KB Financial Group, Inc.                                                       527,260           20,668,461               0.2%
    KB Financial Group, Inc. ADR                                                   464,299           17,968,371               0.1%
    KC Cottrell Co., Ltd.                                                           23,085              125,791               0.0%
#   KC Green Holdings Co., Ltd.                                                     68,630              664,405               0.0%
#   KC Tech Co., Ltd.                                                              107,916              775,533               0.0%
#   KCC Corp.                                                                       19,339           10,706,724               0.1%
*   KCO Energy, Inc.                                                                    70                   --               0.0%
#   KCP Co., Ltd.                                                                   67,590            1,555,539               0.0%
#*  Keangnam Enterprises, Ltd.                                                      40,855              169,876               0.0%
#*  KEC Corp.                                                                      359,677              609,524               0.0%
#   KEPCO Engineering & Construction Co., Inc.                                      29,007            1,761,668               0.0%
#   KEPCO Plant Service & Engineering Co., Ltd.                                     58,546            4,797,526               0.1%
    Keyang Electric Machinery Co., Ltd.                                            105,070              390,639               0.0%
#   KG Chemical Corp.                                                               42,420              657,840               0.0%
#   Kginicis Co., Ltd.                                                              88,225            1,262,513               0.0%
#   KGMobilians Co., Ltd.                                                           43,631              528,829               0.0%
#   KH Vatec Co., Ltd.                                                              82,272            2,503,977               0.0%
    Kia Motors Corp.                                                               661,264           32,119,207               0.2%
    KISCO Corp.                                                                     19,816              616,150               0.0%
    KISCO Holdings Co., Ltd.                                                         2,565              123,645               0.0%
    Kishin Corp.                                                                    42,990              299,031               0.0%
#   KISWIRE, Ltd.                                                                   31,046            1,512,600               0.0%
#   KIWOOM Securities Co., Ltd.                                                     55,729            2,369,263               0.0%
*   KMH Co., Ltd.                                                                   40,995              339,815               0.0%
#*  KMW Co., Ltd.                                                                   57,687              599,042               0.0%
#   Koentec Co., Ltd.                                                              192,793              521,700               0.0%
#   Koh Young Technology, Inc.                                                      57,905            1,787,375               0.0%
#   Kolao Holdings                                                                  70,184            1,078,738               0.0%
    Kolon Corp.                                                                     38,189              919,293               0.0%
#*  Kolon Global Corp.                                                              37,038              257,459               0.0%
#   Kolon Industries, Inc.                                                         101,473            5,160,996               0.1%
#   Kolon Life Science, Inc.                                                        21,152            1,018,835               0.0%
#*  Komipharm International Co., Ltd.                                               27,643              256,773               0.0%
#   KONA I Co., Ltd.                                                                53,766            2,195,033               0.0%
#   Kook Je Electric Korea Co., Ltd.                                                28,483              660,173               0.0%
    Kook Soon Dang Brewery Co., Ltd.                                                61,040              371,437               0.0%
#   Korea Aerospace Industries, Ltd.                                               115,164            4,447,082               0.0%
    Korea Airport Service Co., Ltd.                                                  1,131               35,146               0.0%
*   Korea Alcohol Industrial Co., Ltd.                                               6,066               28,890               0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd.                                        3,750               21,418               0.0%
#   Korea Circuit Co., Ltd.                                                         60,735              450,159               0.0%
#   Korea District Heating Corp.                                                    15,254              856,993               0.0%
    Korea Electric Power Corp.                                                     220,808            9,692,539               0.1%
    Korea Electric Power Corp. Sponsored ADR                                       480,952           10,513,611               0.1%
    Korea Electric Terminal Co., Ltd.                                               31,550            1,624,882               0.0%
    Korea Electronic Power Industrial Development Co., Ltd.                         30,807              188,757               0.0%
#   Korea Export Packaging Industrial Co., Ltd.                                     11,810              276,891               0.0%
#   Korea Flange Co., Ltd.                                                          25,354              541,406               0.0%
*   Korea Gas Corp.                                                                104,650            4,906,133               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
#*  Korea Info & Comm                                                               77,904    $         671,126               0.0%
#   Korea Investment Holdings Co., Ltd.                                            217,740           11,010,441               0.1%
#   Korea Kolmar Co., Ltd.                                                          37,476            1,827,206               0.0%
#   Korea Kolmar Holdings Co., Ltd.                                                 33,914            1,594,284               0.0%
*   Korea Line Corp.                                                                 5,009              139,841               0.0%
    Korea Petrochemical Ind Co., Ltd.                                               17,894            1,310,750               0.0%
#   Korea United Pharm, Inc.                                                        50,469              694,001               0.0%
#   Korea Zinc Co., Ltd.                                                            23,914            9,005,836               0.1%
*   Korean Air Lines Co., Ltd.                                                     187,460            6,654,422               0.1%
#   Korean Reinsurance Co.                                                         572,496            6,115,069               0.1%
#   Kortek Corp.                                                                    46,568              508,348               0.0%
    KPF                                                                             40,895              159,616               0.0%
    KPX Chemical Co., Ltd.                                                           6,559              365,048               0.0%
#*  KR Motors Co., Ltd.                                                            360,460              308,082               0.0%
#*  KSCB Co., Ltd.                                                                  16,107               40,619               0.0%
    KT Corp.                                                                       118,155            3,640,303               0.0%
    KT Corp. Sponsored ADR                                                         241,957            3,709,201               0.0%
*   KT Hitel Co., Ltd.                                                              39,808              300,888               0.0%
    KT Skylife Co., Ltd.                                                           114,869            2,088,700               0.0%
    KT&G Corp.                                                                     218,578           19,353,491               0.1%
*   KTB Investment & Securities Co., Ltd.                                          293,805              592,369               0.0%
    Kukdo Chemical Co., Ltd.                                                        22,202              859,771               0.0%
#   Kumho Electric Co., Ltd.                                                        19,644              313,290               0.0%
#*  Kumho Industrial Co., Ltd.                                                      11,534              129,633               0.0%
#   Kumho Petrochemical Co., Ltd.                                                   38,059            2,752,345               0.0%
#*  Kumho Tire Co., Inc.                                                           467,022            4,673,460               0.0%
#   Kumkang Kind Co., Ltd.                                                           8,965              506,587               0.0%
    Kunsul Chemical Industrial Co., Ltd.                                            20,095              838,271               0.0%
#   Kwang Dong Pharmaceutical Co., Ltd.                                            204,270            1,979,570               0.0%
#*  Kwang Myung Electric Engineering Co., Ltd.                                     213,320              482,289               0.0%
*   Kwangju Bank                                                                    95,372              963,272               0.0%
#*  Kyeryong Construction Industrial Co., Ltd.                                      21,112              236,859               0.0%
*   Kyobo Securities Co., Ltd.                                                     115,315            1,453,899               0.0%
#*  Kyongnam Bank                                                                  145,748            1,700,476               0.0%
#   Kyung Dong Navien Co., Ltd.                                                     28,390              773,850               0.0%
#   Kyung-In Synthetic Corp.                                                       102,540              490,774               0.0%
#   Kyungbang, Ltd.                                                                  3,971              708,878               0.0%
#   Kyungchang Industrial Co., Ltd.                                                 85,496              784,909               0.0%
    KyungDong City Gas Co., Ltd.                                                     9,747            1,067,718               0.0%
#   Kyungdong Pharm Co., Ltd.                                                       32,976              737,406               0.0%
    Kyungnam Energy Co., Ltd.                                                        3,460               23,003               0.0%
#   L&F Co., Ltd.                                                                   43,180              277,176               0.0%
#*  LB Semicon, Inc.                                                               171,662              233,727               0.0%
#   LEENO Industrial, Inc.                                                          49,318            1,963,928               0.0%
    LF Corp.                                                                       113,664            3,585,077               0.0%
    LG Chem, Ltd.                                                                  109,847           20,586,970               0.2%
    LG Corp.                                                                       373,912           22,247,789               0.2%
#*  LG Display Co., Ltd.                                                           863,120           25,409,403               0.2%
*   LG Display Co., Ltd. ADR                                                       846,745           12,718,110               0.1%
#   LG Electronics, Inc.                                                           486,284           29,698,170               0.2%
#   LG Hausys, Ltd.                                                                 33,104            4,939,393               0.1%
#   LG Household & Health Care, Ltd.                                                23,769           13,841,743               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
#*  LG Innotek Co., Ltd.                                                            71,587    $       5,644,502               0.1%
#   LG International Corp.                                                         204,424            4,143,862               0.0%
#*  LG Life Sciences, Ltd.                                                          35,554            1,252,606               0.0%
    LG Uplus Corp.                                                               1,176,557           12,099,671               0.1%
*   LIG ADP Co., Ltd.                                                               14,255               62,286               0.0%
    LIG Insurance Co., Ltd.                                                        263,903            6,890,223               0.1%
#   LMS Co., Ltd.                                                                   32,221              536,912               0.0%
#   Lock&Lock Co., Ltd.                                                            106,330            1,133,430               0.0%
#*  Logistics Energy Korea Co., Ltd.                                               139,240              220,446               0.0%
#   Lotte Chemical Corp.                                                            66,281            8,989,450               0.1%
#   Lotte Chilsung Beverage Co., Ltd.                                                3,758            5,948,481               0.1%
    Lotte Confectionery Co., Ltd.                                                    3,283            5,903,893               0.1%
    Lotte Food Co., Ltd.                                                             3,536            2,195,221               0.0%
#   LOTTE Himart Co., Ltd.                                                          37,300            2,308,455               0.0%
#*  Lotte Non-Life Insurance Co., Ltd.                                             134,230              365,407               0.0%
    Lotte Shopping Co., Ltd.                                                        45,229           12,538,216               0.1%
    LS Corp.                                                                        79,633            4,458,928               0.0%
#   LS Industrial Systems Co., Ltd.                                                 63,398            3,736,926               0.0%
#*  Lumens Co., Ltd.                                                               328,883            1,679,621               0.0%
#   Macquarie Korea Infrastructure Fund                                          1,417,579            9,467,587               0.1%
#*  Macrogen, Inc.                                                                  12,304              508,889               0.0%
#   Maeil Dairy Industry Co., Ltd.                                                  31,906            1,010,229               0.0%
#*  Mando Corp.                                                                     37,212            7,016,008               0.1%
#*  Medifron DBT Co., Ltd.                                                          81,261              223,235               0.0%
#*  Medipost Co., Ltd.                                                              11,985              560,218               0.0%
#   Medy-Tox, Inc.                                                                  25,265            5,886,287               0.1%
#   MegaStudy Co., Ltd.                                                             24,221            1,214,719               0.0%
#*  Melfas, Inc.                                                                    93,515              463,164               0.0%
#   Meritz Financial Group, Inc.                                                   193,269            1,706,778               0.0%
#   Meritz Fire & Marine Insurance Co., Ltd.                                       348,131            4,170,603               0.0%
#   Meritz Securities Co., Ltd.                                                  1,025,050            4,167,024               0.0%
#*  Mgame Corp.                                                                      3,948               18,424               0.0%
    Mi Chang Oil Industrial Co., Ltd.                                                2,155              145,176               0.0%
#   Mirae Asset Securities Co., Ltd.                                               151,774            6,519,774               0.1%
#*  Mirae Corp.                                                                  1,324,718              195,210               0.0%
    Miwon Chemicals Co., Ltd.                                                        1,200               40,687               0.0%
*   Miwon Commercial Co., Ltd.                                                         456               71,065               0.0%
    Miwon Specialty Chemical Co., Ltd.                                                 988              275,134               0.0%
    MK Electron Co., Ltd.                                                           82,406              432,357               0.0%
#*  MNTech Co., Ltd.                                                               105,014              403,765               0.0%
#   Modetour Network, Inc.                                                          35,269              691,118               0.0%
*   Monalisa Co., Ltd.                                                              28,400               84,145               0.0%
    Moorim P&P Co., Ltd.                                                           148,201              682,535               0.0%
#   Moorim Paper Co., Ltd.                                                         110,200              241,679               0.0%
    Motonic Corp.                                                                   49,880              606,222               0.0%
#*  Muhak Co., Ltd.                                                                 16,314              514,801               0.0%
#   Namhae Chemical Corp.                                                          119,110              943,869               0.0%
#*  Namsun Aluminum Co., Ltd.                                                      177,360              190,033               0.0%
#   Namyang Dairy Products Co., Ltd.                                                 1,115              713,899               0.0%
    National Plastic Co.                                                            83,760              460,445               0.0%
#   Naver Corp.                                                                     60,144           42,559,210               0.3%
#   NCSoft Corp.                                                                    56,933            7,843,320               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
#*  Neowiz Games Corp.                                                              96,874    $       2,085,784               0.0%
*   NEOWIZ HOLDINGS Corp.                                                           29,940              535,617               0.0%
#*  NEPES Corp.                                                                    125,213              730,290               0.0%
    Nexen Corp.                                                                     20,820            1,695,587               0.0%
#   Nexen Tire Corp.                                                               151,743            1,858,443               0.0%
#*  Nexolon Co., Ltd.                                                              319,720               51,168               0.0%
#*  Nexon GT Co., Ltd.                                                              83,827            1,491,603               0.0%
    NH Investment & Securities Co., Ltd.                                           131,668              986,590               0.0%
#*  NHN Entertainment Corp.                                                         17,676            1,376,100               0.0%
#   NICE Holdings Co., Ltd.                                                         60,740            1,007,107               0.0%
#   NICE Information Service Co., Ltd.                                              98,257              427,283               0.0%
#*  NK Co., Ltd.                                                                   107,504              471,281               0.0%
    Nong Shim Holdings Co., Ltd.                                                    10,545            1,238,378               0.0%
#   Nong Woo Bio Co., Ltd.                                                          14,772              352,311               0.0%
#   NongShim Co., Ltd.                                                              14,384            3,591,197               0.0%
    Noroo Holdings Co., Ltd.                                                         7,860              186,349               0.0%
    NOROO Paint & Coatings Co., Ltd.                                                29,583              195,402               0.0%
#*  OCI Co., Ltd.                                                                   58,108            5,015,725               0.1%
#   OCI Materials Co., Ltd.                                                         32,495            1,547,068               0.0%
#*  OPTRON-TEC, Inc.                                                               110,759              437,335               0.0%
#*  Orientbio, Inc.                                                                265,298              201,479               0.0%
#   Orion Corp.                                                                     10,102            7,786,289               0.1%
#*  OSANGJAIEL Co., Ltd.                                                            35,202              488,332               0.0%
*   Osstem Implant Co., Ltd.                                                        45,559            1,857,255               0.0%
#*  Osung LST Co., Ltd.                                                             19,853               17,152               0.0%
    Ottogi Corp.                                                                     5,413            2,864,533               0.0%
#*  Paik Kwang Industrial Co., Ltd.                                                 99,357              272,647               0.0%
#*  Pan Ocean Co., Ltd.                                                             28,865               96,566               0.0%
#   Pan-Pacific Co., Ltd.                                                          109,600              664,485               0.0%
#*  PaperCorea, Inc.                                                               578,668              411,138               0.0%
#   Paradise Co., Ltd.                                                              88,480            2,723,375               0.0%
#   Partron Co., Ltd.                                                              278,489            2,293,137               0.0%
#*  Pharmicell Co., Ltd.                                                           154,381              694,485               0.0%
    POSCO                                                                           31,634            9,137,071               0.1%
    POSCO ADR                                                                      511,345           36,591,848               0.3%
    POSCO Chemtech Co., Ltd.                                                         9,341            1,294,421               0.0%
*   POSCO Coated & Color Steel Co., Ltd.                                             6,940               89,668               0.0%
#   Posco ICT Co., Ltd.                                                            258,264            1,475,413               0.0%
#   Posco M-Tech Co., Ltd.                                                          89,647              263,845               0.0%
#*  Posco Plantec Co., Ltd.                                                         52,228              137,200               0.0%
#*  Power Logics Co., Ltd.                                                         132,115              430,263               0.0%
#   PSK, Inc.                                                                       60,231              835,061               0.0%
    Pulmuone Co., Ltd.                                                               6,402              863,095               0.0%
#   Pyeong Hwa Automotive Co., Ltd.                                                 68,982            1,119,653               0.0%
#*  Redrover Co., Ltd.                                                              47,969              306,259               0.0%
#   Reyon Pharmaceutical Co., Ltd.                                                   9,328              208,767               0.0%
#   RFsemi Technologies, Inc.                                                       20,093              127,525               0.0%
#   RFTech Co., Ltd.                                                                38,610              245,863               0.0%
#*  Rocket Electric Co., Ltd.                                                      114,930               20,889               0.0%
#   Romanson Co., Ltd.                                                              27,489              501,686               0.0%
*   S&C Engine Group, Ltd.                                                          71,648              138,916               0.0%
#   S&T Corp.                                                                        8,318              120,980               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
#   S&T Dynamics Co., Ltd.                                                         146,815    $       1,147,158               0.0%
    S&T Holdings Co., Ltd.                                                          28,657              462,014               0.0%
#   S&T Motiv Co., Ltd.                                                             49,646            1,797,162               0.0%
#   S-1 Corp.                                                                       45,985            3,202,170               0.0%
#   S-Energy Co., Ltd.                                                              42,490              316,895               0.0%
#   S-MAC Co., Ltd.                                                                 93,218              353,884               0.0%
#   S-Oil Corp.                                                                    151,007            5,736,659               0.1%
#   Saeron Automotive Corp.                                                          3,180               32,308               0.0%
*   Sajo Industries Co., Ltd.                                                       14,007              492,217               0.0%
    Sam Young Electronics Co., Ltd.                                                 52,430              578,216               0.0%
#   Sam Yung Trading Co., Ltd.                                                      53,574            1,197,480               0.0%
*   Sambu Construction Co., Ltd.                                                     1,421                6,696               0.0%
#   Samchully Co., Ltd.                                                             13,664            1,932,605               0.0%
#   Samho Development Co., Ltd.                                                     53,704              167,489               0.0%
#*  Samho International Co., Ltd.                                                    8,931              137,049               0.0%
#   SAMHWA Paints Industrial Co., Ltd.                                              42,710              503,021               0.0%
#   Samick Musical Instruments Co., Ltd.                                           283,360            1,084,021               0.0%
    Samick THK Co., Ltd.                                                            49,651              419,235               0.0%
    Samjin Pharmaceutical Co., Ltd.                                                 51,035            1,212,423               0.0%
#   Samkwang Glass                                                                  15,805            1,014,666               0.0%
#   Samlip General Foods Co., Ltd.                                                  12,050            1,900,660               0.0%
    Samsung C&T Corp.                                                              478,605           32,376,163               0.2%
#   Samsung Card Co., Ltd.                                                          43,208            1,857,981               0.0%
    Samsung Climate Control Co., Ltd.                                                4,190               45,462               0.0%
#   Samsung Electro-Mechanics Co., Ltd.                                            313,142           14,281,188               0.1%
    Samsung Electronics Co., Ltd.                                                  348,260          406,120,741               2.6%
*   Samsung Engineering Co., Ltd.                                                   67,263            3,879,525               0.0%
#   Samsung Fine Chemicals Co., Ltd.                                               108,130            3,014,688               0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                                      114,873           30,930,733               0.2%
    Samsung Heavy Industries Co., Ltd.                                             537,522           13,100,549               0.1%
    Samsung Life Insurance Co., Ltd.                                               142,020           15,491,038               0.1%
#   Samsung SDI Co., Ltd.                                                          242,672           28,616,095               0.2%
#   Samsung Securities Co., Ltd.                                                   306,341           13,724,544               0.1%
#   Samsung Techwin Co., Ltd.                                                      102,698            3,154,158               0.0%
*   SAMT Co., Ltd.                                                                  98,047              154,475               0.0%
#   Samwha Capacitor Co., Ltd.                                                      11,760               44,883               0.0%
#   Samyang Foods Co., Ltd.                                                         20,187              415,261               0.0%
    Samyang Genex Co., Ltd.                                                          1,871              221,641               0.0%
    Samyang Holdings Corp.                                                          21,569            1,794,721               0.0%
#   Samyang Tongsang Co., Ltd.                                                       5,278              406,473               0.0%
#*  Samyoung Chemical Co., Ltd.                                                    158,910              230,306               0.0%
#*  Sangbo Corp.                                                                    55,788              398,563               0.0%
#*  Sapphire Technology Co., Ltd.                                                   17,075              266,202               0.0%
#   Satrec Initiative Co., Ltd.                                                      9,732              191,734               0.0%
    Savezone I&C Corp.                                                              62,600              413,819               0.0%
    SBS Contents Hub Co., Ltd.                                                      35,226              498,318               0.0%
    SBS Media Holdings Co., Ltd.                                                   258,120              795,139               0.0%
#*  SBW                                                                            311,730              314,764               0.0%
    Seah Besteel Corp.                                                              88,265            2,639,373               0.0%
    SeAH Holdings Corp.                                                              3,656              615,799               0.0%
#   SeAH Steel Corp.                                                                18,987            1,470,853               0.0%
    Sebang Co., Ltd.                                                                57,215            1,036,887               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
#*  Seegene, Inc.                                                                   21,822    $       1,200,304               0.0%
#   Sejong Industrial Co., Ltd.                                                     59,696              836,131               0.0%
    Sempio Foods Co.                                                                11,951              446,290               0.0%
#*  Seobu T&D                                                                       55,046            1,100,315               0.0%
#   Seohan Co., Ltd.                                                               228,446              486,556               0.0%
#*  Seohee Construction Co., Ltd.                                                  823,542              536,775               0.0%
#   Seoul Semiconductor Co., Ltd.                                                  152,327            2,612,462               0.0%
#*  Seowon Co., Ltd.                                                                55,740               78,157               0.0%
    SEOWONINTECH Co., Ltd.                                                          60,100              550,407               0.0%
    Seoyeon Co., Ltd.                                                               31,845              455,304               0.0%
*   Seshin Co., Ltd.                                                                 2,000                   --               0.0%
#*  Sewon Cellontech Co., Ltd.                                                     136,564              382,719               0.0%
    Sewon Precision Industry Co., Ltd.                                               2,555               75,041               0.0%
#   SEWOONMEDICAL Co., Ltd.                                                         98,123              771,430               0.0%
#   SFA Engineering Corp.                                                           36,376            1,549,180               0.0%
#*  SG Corp.                                                                       760,392              438,216               0.0%
#   SH Energy & Chemical Co., Ltd.                                                 428,820              437,586               0.0%
    Shin Poong Pharmaceutical Co., Ltd.                                            160,213              632,960               0.0%
    Shinhan Financial Group Co., Ltd.                                              587,965           27,673,027               0.2%
    Shinhan Financial Group Co., Ltd. ADR                                          387,122           18,221,833               0.1%
#*  Shinil Industrial Co., Ltd.                                                    186,283              295,877               0.0%
    Shinsegae Co., Ltd.                                                             42,092            7,808,339               0.1%
    Shinsegae Information & Communication Co., Ltd.                                  3,395              296,070               0.0%
#   Shinsegae International Co., Ltd.                                               11,730            1,374,989               0.0%
#*  Shinsung Solar Energy Co., Ltd.                                                294,793              297,126               0.0%
#*  Shinsung Tongsang Co., Ltd.                                                    335,110              391,857               0.0%
*   Shinwha Intertek Corp.                                                          11,754               33,444               0.0%
#*  Shinwon Corp.                                                                  142,793              382,289               0.0%
    Shinyoung Securities Co., Ltd.                                                  11,600              656,711               0.0%
#*  Signetics Corp.                                                                278,865              369,715               0.0%
#*  SIGONG TECH Co., Ltd.                                                           58,961              219,354               0.0%
#   Silicon Works Co., Ltd.                                                         59,105            1,294,449               0.0%
#   Silla Co., Ltd.                                                                 37,814              703,471               0.0%
#*  Simm Tech Co., Ltd.                                                            129,173            1,085,974               0.0%
    SIMPAC, Inc.                                                                    78,380              432,958               0.0%
    Sindoh Co., Ltd.                                                                 8,629              569,621               0.0%
    SJM Co., Ltd.                                                                   42,434              307,593               0.0%
*   SK Broadband Co., Ltd.                                                         814,200            3,451,151               0.0%
#   SK C&C Co., Ltd.                                                                50,242           11,401,452               0.1%
#   SK Chemicals Co., Ltd.                                                          82,415            4,701,369               0.0%
#*  SK Communications Co., Ltd.                                                     88,183              534,087               0.0%
    SK Gas, Ltd.                                                                    22,360            2,921,547               0.0%
    SK Holdings Co., Ltd.                                                          115,497           18,104,021               0.1%
#*  SK Hynix, Inc.                                                               1,223,154           54,545,683               0.4%
#   SK Innovation Co., Ltd.                                                        246,820           20,189,897               0.1%
*   SK Networks Co., Ltd.                                                          773,442            7,934,838               0.1%
#*  SK Securities Co., Ltd.                                                      1,761,093            1,536,597               0.0%
    SK Telecom Co., Ltd.                                                             9,434            2,364,151               0.0%
#   SK Telecom Co., Ltd. ADR                                                       170,500            4,738,195               0.1%
#   SKC Co., Ltd.                                                                  118,030            3,032,518               0.0%
    SL Corp.                                                                        79,470            1,463,450               0.0%
#*  SM Culture & Contents Co., Ltd.                                                 37,934               97,646               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
#*  SM Entertainment Co.                                                            81,560    $       2,158,646               0.0%
#*  Softmax Co., Ltd.                                                                7,408              144,926               0.0%
#*  Solborn, Inc.                                                                   61,773              236,406               0.0%
*   Solco Biomedical Co., Ltd.                                                     276,795              192,354               0.0%
#   Solid, Inc.                                                                     63,648              450,974               0.0%
    Songwon Industrial Co., Ltd.                                                    98,921              575,196               0.0%
#*  Sonokong Co., Ltd.                                                              37,918              110,237               0.0%
#*  Soosan Heavy Industries Co., Ltd.                                               11,350               14,855               0.0%
#   Soulbrain Co., Ltd.                                                             52,218            1,320,128               0.0%
*   Ssangyong Cement Industrial Co., Ltd.                                          131,252            1,269,040               0.0%
*   Steel Flower Co., Ltd.                                                          14,291               51,648               0.0%
#*  STS Semiconductor & Telecommunications                                         196,272              589,372               0.0%
#*  STX Corp.                                                                       39,251               18,428               0.0%
#*  STX Engine Co., Ltd.                                                           113,410              279,352               0.0%
#   Suheung Co., Ltd.                                                               31,130            1,731,824               0.0%
    Sun Kwang Co., Ltd.                                                              8,392              149,349               0.0%
    Sunchang Corp.                                                                  33,543              261,853               0.0%
#   Sung Kwang Bend Co., Ltd.                                                      125,377            1,813,864               0.0%
#*  Sungchang Enterprise Holdings, Ltd.                                             29,963              587,130               0.0%
*   Sungshin Cement Co., Ltd.                                                      117,805              905,413               0.0%
#   Sungwoo Hitech Co., Ltd.                                                       224,400            3,234,733               0.0%
#   Sunjin Co., Ltd.                                                                25,747              916,788               0.0%
#*  Sunny Electronics Corp.                                                         59,310              122,228               0.0%
#*  Suprema, Inc.                                                                   41,274            1,161,631               0.0%
#*  Synopex, Inc.                                                                  294,929              394,014               0.0%
    Tae Kyung Industrial Co., Ltd.                                                  73,750              399,592               0.0%
    Taekwang Industrial Co., Ltd.                                                    2,206            2,575,242               0.0%
#*  Taewoong Co., Ltd.                                                              58,348              906,421               0.0%
*   Taeyoung Engineering & Construction Co., Ltd.                                  241,765              959,179               0.0%
#*  Taihan Electric Wire Co., Ltd.                                                 426,755              784,838               0.0%
    Tailim Packaging Industrial Co., Ltd.                                          170,084              389,469               0.0%
    TCC Steel                                                                       43,300              121,573               0.0%
    TechWing, Inc.                                                                  27,316              186,941               0.0%
*   Tera Semicon Co., Ltd.                                                           3,894               73,414               0.0%
#   TES Co., Ltd.                                                                   20,552              300,691               0.0%
#*  Theall Medi Bio                                                                 49,170               78,313               0.0%
#*  Theragen Etex Co., Ltd.                                                         30,238              145,687               0.0%
#*  TK Chemical Corp.                                                              221,149              450,794               0.0%
#*  TK Corp.                                                                        20,088              259,593               0.0%
    Tong Yang Moolsan Co., Ltd.                                                     20,210              146,613               0.0%
    Tongyang Life Insurance                                                        237,413            2,578,508               0.0%
#*  TONGYANG Securities, Inc.                                                      193,093              553,652               0.0%
*   Top Engineering Co., Ltd.                                                       31,343              122,352               0.0%
#   Toptec Co., Ltd.                                                                34,472              407,521               0.0%
#*  Toray Chemical Korea, Inc.                                                     119,546            1,446,396               0.0%
#   Tovis Co., Ltd.                                                                 75,091            1,256,051               0.0%
#*  Trais Co., Ltd.                                                                 52,841               90,350               0.0%
    TS Corp.                                                                        21,505              647,006               0.0%
*   TSM Tech Co., Ltd.                                                              13,064               55,838               0.0%
#*  UBCare Co., Ltd.                                                                49,822              124,965               0.0%
#   Ubiquoss, Inc.                                                                  67,761              458,622               0.0%
#*  Ubivelox, Inc.                                                                  14,683              196,764               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
#   UI Display Co., Ltd.                                                            30,462    $         147,866               0.0%
#   Uju Electronics Co., Ltd.                                                       38,295              376,054               0.0%
#   Unid Co., Ltd.                                                                  20,693            1,151,900               0.0%
    Union Steel                                                                      9,090               94,846               0.0%
#*  Uniquest Corp.                                                                  21,430              165,295               0.0%
#*  Unison Co., Ltd.                                                               106,124              269,542               0.0%
#   Value Added Technologies Co., Ltd.                                              35,739              954,562               0.0%
#   Vieworks Co., Ltd.                                                              31,931            1,082,620               0.0%
#   Visang Education, Inc.                                                          29,286              221,968               0.0%
#*  Webzen, Inc.                                                                    55,893              784,087               0.0%
#*  WeMade Entertainment Co., Ltd.                                                  14,969              521,184               0.0%
#   Whanin Pharmaceutical Co., Ltd.                                                 42,680              983,611               0.0%
#*  WillBes & Co. (The)                                                            312,727              361,948               0.0%
#*  WiSoL Co., Ltd.                                                                 91,349              547,346               0.0%
#*  Wonik Cube Corp.                                                                46,904              134,726               0.0%
#*  Wonik IPS Co., Ltd.                                                            253,415            3,202,657               0.0%
*   Wonik Materials Co., Ltd.                                                        1,948               88,855               0.0%
#   Woojeon & Handan Co., Ltd.                                                      90,395              213,403               0.0%
#*  Woongjin Energy Co., Ltd.                                                      261,630              346,102               0.0%
*   Woongjin Holdings Co., Ltd.                                                     21,357               38,894               0.0%
#*  Woongjin Thinkbig Co., Ltd.                                                    113,582              769,002               0.0%
#   Wooree ETI Co., Ltd.                                                           151,114              222,327               0.0%
*   Woori Finance Holdings Co., Ltd.                                             1,256,888           14,278,248               0.1%
*   Woori Finance Holdings Co., Ltd. ADR                                             1,525               51,972               0.0%
    Woori Investment & Securities Co., Ltd.                                        770,086            8,440,706               0.1%
#*  Woori Investment Bank Co., Ltd.                                              2,206,024              971,533               0.0%
#   WooSung Feed Co., Ltd.                                                          85,910              247,011               0.0%
#   Y G-1 Co., Ltd.                                                                 60,534              541,259               0.0%
    YESCO Co., Ltd.                                                                 12,670              445,836               0.0%
#   YG Entertainment, Inc.                                                          44,488            1,891,717               0.0%
    Yoosung Enterprise Co., Ltd.                                                   133,479              828,147               0.0%
#   Youlchon Chemical Co., Ltd.                                                     56,010              711,698               0.0%
#   Young Heung Iron & Steel Co., Ltd.                                             189,290              358,322               0.0%
    Young Poong Corp.                                                                2,442            2,709,296               0.0%
#   Young Poong Precision Corp.                                                     79,254              686,030               0.0%
#   Youngone Corp.                                                                  81,769            4,892,498               0.1%
#   Youngone Holdings Co., Ltd.                                                     25,042            2,472,965               0.0%
#   Yuhan Corp.                                                                     30,599            5,058,636               0.1%
    YuHwa Securities Co., Ltd.                                                       4,830               65,864               0.0%
#*  Yungjin Pharmaceutical Co., Ltd.                                               327,963              437,781               0.0%
                                                                                              -----------------    --------------
TOTAL SOUTH KOREA                                                                                 2,304,345,708              14.7%
                                                                                              -----------------    --------------
SPAIN -- (0.0%)
*   Banco Santander SA                                                             231,600              710,343               0.0%
                                                                                              -----------------    --------------
TAIWAN -- (13.3%)
#   A-DATA Technology Co., Ltd.                                                  1,166,465            2,099,462               0.0%
    Ability Enterprise Co., Ltd.                                                 2,498,893            1,241,626               0.0%
#   AcBel Polytech, Inc.                                                         1,805,468            2,042,580               0.0%
    Accton Technology Corp.                                                      3,188,369            1,627,740               0.0%
#   Ace Pillar Co., Ltd.                                                           259,617              174,764               0.0%
#*  Acer, Inc.                                                                  14,203,127            9,760,238               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TAIWAN -- (Continued)
    ACES Electronic Co., Ltd.                                                      478,000    $         587,964               0.0%
#   ACHEM Technology Corp.                                                       1,431,264              822,317               0.0%
#*  Acme Electronics Corp.                                                         156,481              152,770               0.0%
#   Acter Co., Ltd.                                                                260,000              665,088               0.0%
*   Action Electronics Co., Ltd.                                                   920,977              166,734               0.0%
#   Actron Technology Corp.                                                        375,200            1,353,361               0.0%
#   Adlink Technology, Inc.                                                        501,094            1,275,128               0.0%
#   Advanced Ceramic X Corp.                                                       235,000              884,200               0.0%
#*  Advanced Connectek, Inc.                                                     1,185,000              443,413               0.0%
    Advanced International Multitech Co., Ltd.                                     610,000              403,288               0.0%
#   Advanced Semiconductor Engineering, Inc.                                    15,890,750           19,169,872               0.1%
#   Advanced Semiconductor Engineering, Inc. ADR                                   823,972            5,083,907               0.1%
#*  Advanced Wireless Semiconductor Co.                                            262,000              234,003               0.0%
#   Advancetek Enterprise Co., Ltd.                                                836,896              656,447               0.0%
#   Advantech Co., Ltd.                                                            770,087            5,357,861               0.1%
#*  AGV Products Corp.                                                           3,449,407              910,354               0.0%
#   AimCore Technology Co., Ltd.                                                   310,402              255,678               0.0%
#   Airtac International Group                                                     416,490            3,045,204               0.0%
#   Alcor Micro Corp.                                                              463,000              385,576               0.0%
#   ALI Corp.                                                                    1,942,000            1,605,734               0.0%
    Allis Electric Co., Ltd.                                                       329,000               88,875               0.0%
    Alltek Technology Corp.                                                        125,950              117,906               0.0%
#   Alltop Technology Co., Ltd.                                                     85,000               78,160               0.0%
#   Alpha Networks, Inc.                                                         2,047,000            1,031,835               0.0%
    Altek Corp.                                                                  1,920,159            2,074,213               0.0%
#   Ambassador Hotel (The)                                                       1,544,000            1,402,465               0.0%
#   AMPOC Far-East Co., Ltd.                                                       540,567              506,679               0.0%
    AmTRAN Technology Co., Ltd.                                                  5,263,944            3,029,883               0.0%
    Anpec Electronics Corp.                                                        511,448              465,130               0.0%
#   Apacer Technology, Inc.                                                        706,918              710,618               0.0%
#   APCB, Inc.                                                                     815,000              527,242               0.0%
#   Apex Biotechnology Corp.                                                       674,625            1,058,800               0.0%
#   Apex International Co., Ltd.                                                   337,808              452,712               0.0%
#   Apex Medical Corp.                                                             332,463              541,783               0.0%
#   Apex Science & Engineering                                                     851,145              320,449               0.0%
#   Arcadyan Technology Corp.                                                      766,137              953,344               0.0%
#   Ardentec Corp.                                                               2,329,557            1,833,140               0.0%
#*  Arima Communications Corp.                                                   1,225,153              555,508               0.0%
    Asia Cement Corp.                                                            7,784,655           10,049,587               0.1%
#*  Asia Optical Co., Inc.                                                       1,502,000            1,914,509               0.0%
#   Asia Plastic Recycling Holding, Ltd.                                           750,277              948,093               0.0%
#   Asia Polymer Corp.                                                           2,125,200            1,457,860               0.0%
    Asia Vital Components Co., Ltd.                                              1,878,864            1,283,680               0.0%
#   ASROCK, Inc.                                                                   176,000              477,908               0.0%
#*  Astro Corp.                                                                     76,000               75,068               0.0%
#   Asustek Computer, Inc.                                                       3,011,861           30,751,649               0.2%
#   Aten International Co., Ltd.                                                   539,715            1,320,645               0.0%
#   AU Optronics Corp.                                                          35,361,497           16,852,274               0.1%
#   AU Optronics Corp. Sponsored ADR                                             1,500,152            7,185,728               0.1%
    Audix Corp.                                                                    498,375              636,270               0.0%
#   AURAS Technology Co., Ltd.                                                     115,822               65,126               0.0%
#   Aurora Corp.                                                                   407,226              675,012               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TAIWAN -- (Continued)
#   AV Tech Corp.                                                                  201,000    $         369,186               0.0%
    Avermedia Technologies                                                       1,223,037              446,348               0.0%
#*  Avision, Inc.                                                                1,034,263              280,945               0.0%
#   AVY Precision Technology, Inc.                                                 266,000              764,243               0.0%
#   Awea Mechantronic Co., Ltd.                                                    176,774              241,830               0.0%
    Bank of Kaohsiung Co., Ltd.                                                  2,328,513              696,548               0.0%
#   Basso Industry Corp.                                                           621,427              742,376               0.0%
#   BenQ Materials Corp.                                                           981,000              993,559               0.0%
#   BES Engineering Corp.                                                        9,189,050            2,362,127               0.0%
#*  Bin Chuan Enterprise Co., Ltd.                                                 263,530              184,671               0.0%
#   Bionet Corp.                                                                   260,000              338,049               0.0%
#   Biostar Microtech International Corp.                                        1,058,712              385,158               0.0%
#   Bizlink Holding, Inc.                                                          407,502            1,441,912               0.0%
#   Boardtek Electronics Corp.                                                     839,000            1,035,440               0.0%
    Bright Led Electronics Corp.                                                   784,180              314,977               0.0%
#   C Sun Manufacturing, Ltd.                                                      835,740              590,976               0.0%
#   Cameo Communications, Inc.                                                   1,245,116              260,634               0.0%
#   Capital Securities Corp.                                                    12,716,210            4,111,247               0.1%
#   Career Technology MFG. Co., Ltd.                                             1,875,000            2,150,837               0.0%
#   Carnival Industrial Corp.                                                    1,889,000              484,380               0.0%
    Carry Technology Co., Ltd.                                                     342,000              154,337               0.0%
#   Catcher Technology Co., Ltd.                                                 2,372,872           20,031,174               0.2%
    Cathay Chemical Works                                                           35,000               17,094               0.0%
#   Cathay Financial Holding Co., Ltd.                                          18,317,499           30,193,928               0.2%
#   Cathay Real Estate Development Co., Ltd.                                     4,851,000            2,530,067               0.0%
    Celxpert Energy Corp.                                                          108,000               68,287               0.0%
#*  Center Laboratories, Inc.                                                      115,816              350,306               0.0%
    Central Reinsurance Co., Ltd.                                                  621,774              327,092               0.0%
#   ChainQui Construction Development Co., Ltd.                                    425,464              313,040               0.0%
#   Chaintech Technology Corp.                                                     205,470              215,002               0.0%
    Champion Building Materials Co., Ltd.                                        2,178,390              689,949               0.0%
#   Chang Hwa Commercial Bank, Ltd.                                             21,290,968           13,423,775               0.1%
#   Chang Wah Electromaterials, Inc.                                               264,800              541,574               0.0%
    Channel Well Technology Co., Ltd.                                              960,000              512,337               0.0%
#   Charoen Pokphand Enterprise                                                  1,026,200              848,919               0.0%
#   Chaun-Choung Technology Corp.                                                  534,000            1,489,508               0.0%
    CHC Resources Corp.                                                            302,135              676,016               0.0%
#   Chen Full International Co., Ltd.                                              603,000              555,786               0.0%
#   Chenbro Micom Co., Ltd.                                                        341,000              545,170               0.0%
    Cheng Loong Corp.                                                            5,766,160            2,525,872               0.0%
#   Cheng Shin Rubber Industry Co., Ltd.                                         7,157,508           16,716,954               0.1%
#   Cheng Uei Precision Industry Co., Ltd.                                       2,895,630            4,835,452               0.1%
#*  Chenming Mold Industry Corp.                                                   542,708              401,709               0.0%
    Chia Chang Co., Ltd.                                                           846,000              816,357               0.0%
#   Chia Hsin Cement Corp.                                                       2,422,747            1,144,164               0.0%
    Chicony Electronics Co., Ltd.                                                2,346,774            6,758,089               0.1%
#   Chien Kuo Construction Co., Ltd.                                             1,808,706              708,082               0.0%
*   Chien Shing Stainless Steel Co., Ltd.                                          350,000               63,750               0.0%
    Chilisin Electronics Corp.                                                     537,481              479,362               0.0%
#   Chime Ball Technology Co., Ltd.                                                174,000              437,316               0.0%
#   Chimei Materials Technology Corp.                                            1,122,200            1,230,698               0.0%
#   Chin-Poon Industrial Co., Ltd.                                               1,975,617            3,171,849               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TAIWAN -- (Continued)
*   China Airlines, Ltd.                                                        14,771,057    $       5,782,815               0.1%
    China Chemical & Pharmaceutical Co., Ltd.                                    1,715,000            1,153,514               0.0%
    China Development Financial Holding Corp.                                   58,748,157           18,883,913               0.1%
#   China Ecotek Corp.                                                             160,000              320,182               0.0%
#*  China Electric Manufacturing Corp.                                           1,525,220              557,154               0.0%
#   China General Plastics Corp.                                                 2,091,446              757,301               0.0%
    China Glaze Co., Ltd.                                                          751,162              346,196               0.0%
    China Life Insurance Co., Ltd.                                              12,306,464           10,733,477               0.1%
#*  China Man-Made Fiber Corp.                                                   7,151,662            1,892,092               0.0%
#   China Metal Products                                                         1,663,405            1,366,963               0.0%
    China Motor Corp.                                                            3,476,716            3,168,879               0.0%
#*  China Petrochemical Development Corp.                                       15,386,325            4,869,398               0.1%
#   China Steel Chemical Corp.                                                     634,998            3,458,725               0.0%
#   China Steel Corp.                                                           29,962,440           25,849,223               0.2%
#   China Steel Structure Co., Ltd.                                                633,000              566,545               0.0%
    China Synthetic Rubber Corp.                                                 2,771,818            2,861,815               0.0%
*   China United Trust & Investment Corp.                                           50,053                   --               0.0%
*   China Wire & Cable Co., Ltd.                                                   928,000              368,130               0.0%
#*  Chinese Gamer International Corp.                                              162,000              234,761               0.0%
#   Chinese Maritime Transport, Ltd.                                               683,460              765,070               0.0%
#   Chipbond Technology Corp.                                                    3,124,000            5,760,294               0.1%
#   Chong Hong Construction Co., Ltd.                                            1,043,228            2,147,072               0.0%
#   Chroma ATE, Inc.                                                             1,258,705            3,139,755               0.0%
    Chun YU Works & Co., Ltd.                                                    1,409,000              607,678               0.0%
    Chun Yuan Steel                                                              2,384,177              894,647               0.0%
#*  Chung Hsin Electric & Machinery Manufacturing Corp.                          2,716,000            1,707,284               0.0%
*   Chung Hung Steel Corp.                                                       5,325,926            1,300,040               0.0%
#*  Chung Hwa Pulp Corp.                                                         3,066,530              874,730               0.0%
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd.                                272,000              290,164               0.0%
*   Chunghwa Picture Tubes, Ltd.                                                15,894,759              818,100               0.0%
    Chunghwa Telecom Co., Ltd.                                                   3,164,000            9,653,463               0.1%
#   Chunghwa Telecom Co., Ltd. ADR                                                 408,501           12,393,920               0.1%
#   Chyang Sheng Dyeing & Finishing Co., Ltd.                                      667,000              328,320               0.0%
#   Cleanaway Co., Ltd.                                                            341,000            1,515,926               0.0%
#   Clevo Co.                                                                    2,051,482            3,642,678               0.0%
#*  CMC Magnetics Corp.                                                         16,929,210            2,496,716               0.0%
*   CoAsia Microelectronics Corp.                                                  533,400              198,012               0.0%
#   Collins Co., Ltd.                                                              712,078              312,921               0.0%
#   Compal Electronics, Inc.                                                    22,487,560           16,620,929               0.1%
#   Compeq Manufacturing Co., Ltd.                                               6,758,000            3,730,745               0.0%
#*  Concord Securities Corp.                                                     2,447,000              634,655               0.0%
    Continental Holdings Corp.                                                   2,934,250            1,086,393               0.0%
    Coretronic Corp.                                                             3,560,250            5,358,422               0.1%
*   Cosmo Electronics Corp.                                                        271,245              305,077               0.0%
#   Coxon Precise Industrial Co., Ltd.                                             717,000            1,261,752               0.0%
#   Creative Sensor, Inc.                                                          389,000              298,044               0.0%
#*  Crystalwise Technology, Inc.                                                   727,585              576,107               0.0%
#   CSBC Corp. Taiwan                                                            2,859,150            1,503,732               0.0%
    CTBC Financial Holding Co., Ltd.                                            44,897,169           31,485,513               0.2%
    CTCI Corp.                                                                   2,467,896            4,034,670               0.0%
#   Cub Elecparts, Inc.                                                            152,909            1,613,150               0.0%
    CviLux Corp.                                                                   352,672              558,707               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TAIWAN -- (Continued)
#   Cyberlink Corp.                                                                475,504    $       1,375,906               0.0%
#   CyberPower Systems, Inc.                                                       219,000              432,109               0.0%
#   CyberTAN Technology, Inc.                                                    1,456,873            1,177,507               0.0%
#   D-Link Corp.                                                                 4,490,722            2,516,016               0.0%
#   DA CIN Construction Co., Ltd.                                                  909,809              640,575               0.0%
#*  Da-Li Construction Co., Ltd.                                                   411,439              473,965               0.0%
#   Dafeng TV, Ltd.                                                                252,320              410,955               0.0%
#*  Danen Technology Corp.                                                       2,373,000              822,614               0.0%
    Darfon Electronics Corp.                                                     1,589,700              859,548               0.0%
#   Davicom Semiconductor, Inc.                                                    170,392              176,335               0.0%
    Daxin Materials Corp.                                                          293,150              380,992               0.0%
#*  De Licacy Industrial Co., Ltd.                                                 139,000               52,260               0.0%
#*  Delpha Construction Co., Ltd.                                                1,287,754              603,907               0.0%
    Delta Electronics, Inc.                                                      3,019,163           18,112,543               0.1%
    Depo Auto Parts Ind Co., Ltd.                                                  672,634            2,437,170               0.0%
    DFI, Inc.                                                                      353,571              396,739               0.0%
#   Dimerco Express Corp.                                                          454,000              361,217               0.0%
#   Dynacolor, Inc.                                                                209,000              434,233               0.0%
#*  Dynamic Electronics Co., Ltd.                                                1,717,583              863,623               0.0%
    Dynapack International Technology Corp.                                        696,000            1,692,909               0.0%
#*  E Ink Holdings, Inc.                                                         5,703,000            2,774,064               0.0%
#   E-Lead Electronic Co., Ltd.                                                    419,846              754,398               0.0%
#   E-Life Mall Corp.                                                              335,000              647,555               0.0%
#*  E-Ton Solar Tech Co., Ltd.                                                   2,310,168            1,176,670               0.0%
    E.Sun Financial Holding Co., Ltd.                                           26,449,590           16,752,728               0.1%
    Eastern Media International Corp.                                            2,511,270              844,589               0.0%
#   Eclat Textile Co., Ltd.                                                        772,534            7,369,341               0.1%
#   Edimax Technology Co., Ltd.                                                  1,129,423              431,908               0.0%
#   Edison Opto Corp.                                                              723,000              532,295               0.0%
#   Edom Technology Co., Ltd.                                                      374,660              349,087               0.0%
#   eGalax_eMPIA Technology, Inc.                                                  432,165              797,206               0.0%
#   Elan Microelectronics Corp.                                                  1,758,323            2,791,780               0.0%
#   Elite Advanced Laser Corp.                                                     456,000            1,433,888               0.0%
    Elite Material Co., Ltd.                                                     1,832,839            2,159,587               0.0%
#   Elite Semiconductor Memory Technology, Inc.                                  1,364,390            2,075,497               0.0%
    Elitegroup Computer Systems Co., Ltd.                                        2,155,028            1,817,531               0.0%
#   eMemory Technology, Inc.                                                       313,000            3,384,019               0.0%
*   Emerging Display Technologies Corp.                                             50,000               13,286               0.0%
    ENG Electric Co., Ltd.                                                         748,247              457,078               0.0%
    EnTie Commercial Bank Co., Ltd.                                              2,149,166              947,622               0.0%
*   Entire Technology Co., Ltd.                                                     30,000               23,408               0.0%
*   Episil Holdings, Inc.                                                          939,500              435,519               0.0%
#   Epistar Corp.                                                                4,551,898            8,231,214               0.1%
#   Eternal Materials Co., Ltd.                                                  3,689,677            3,654,840               0.0%
#*  Etron Technology, Inc.                                                       2,366,000            1,105,514               0.0%
*   Eva Airways Corp.                                                            8,131,712            4,764,373               0.1%
#   Everest Textile Co., Ltd.                                                    1,477,064              688,267               0.0%
    Evergreen International Storage & Transport Corp.                            3,447,000            2,019,320               0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.                                          9,340,472            5,520,875               0.1%
#   Everlight Chemical Industrial Corp.                                          2,104,244            1,749,895               0.0%
#   Everlight Electronics Co., Ltd.                                              2,262,570            4,292,863               0.1%
#   Everspring Industry Co., Ltd.                                                  709,000              708,250               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TAIWAN -- (Continued)
#   Excelsior Medical Co., Ltd.                                                    550,049    $         928,556               0.0%
    Far Eastern Department Stores, Ltd.                                          4,410,000            3,987,553               0.0%
#   Far Eastern International Bank                                              12,016,033            4,050,982               0.0%
    Far Eastern New Century Corp.                                               11,396,770           11,984,191               0.1%
    Far EasTone Telecommunications Co., Ltd.                                     5,777,000           12,784,922               0.1%
#   Faraday Technology Corp.                                                     1,454,822            1,549,524               0.0%
*   Farglory F T Z Investment Holding Co., Ltd.                                    529,000              357,508               0.0%
#   Farglory Land Development Co., Ltd.                                          1,855,105            1,834,799               0.0%
    Federal Corp.                                                                2,749,925            1,632,649               0.0%
    Feedback Technology Corp.                                                      215,000              337,126               0.0%
    Feng Hsin Iron & Steel Co.                                                   2,123,131            2,614,576               0.0%
#   Feng TAY Enterprise Co., Ltd.                                                1,401,329            3,621,374               0.0%
#   Fine Blanking & Tool Co., Ltd.                                                  35,000               53,024               0.0%
#   Firich Enterprises Co., Ltd.                                                   169,614              615,757               0.0%
#   First Copper Technology Co., Ltd.                                            1,044,000              356,001               0.0%
    First Financial Holding Co., Ltd.                                           32,514,056           20,018,097               0.2%
    First Hotel                                                                    873,730              563,436               0.0%
    First Insurance Co, Ltd. (The)                                               1,563,640              794,607               0.0%
*   First Steamship Co., Ltd.                                                    2,162,838            1,412,470               0.0%
#   FLEXium Interconnect, Inc.                                                   1,281,127            2,712,066               0.0%
#   Flytech Technology Co., Ltd.                                                   477,200            1,706,581               0.0%
#*  Forhouse Corp.                                                               2,237,304              868,897               0.0%
#   Formosa Advanced Technologies Co., Ltd.                                      1,108,000              743,339               0.0%
#   Formosa Chemicals & Fibre Corp.                                              8,061,198           18,769,851               0.1%
#*  Formosa Epitaxy, Inc.                                                        2,501,797            1,282,392               0.0%
#   Formosa International Hotels Corp.                                             181,998            1,884,747               0.0%
#*  Formosa Laboratories, Inc.                                                     133,178              258,016               0.0%
#   Formosa Oilseed Processing Co., Ltd.                                           421,891              273,800               0.0%
#   Formosa Optical Technology Co., Ltd.                                           199,000              554,633               0.0%
#   Formosa Petrochemical Corp.                                                  1,883,000            4,420,003               0.1%
#   Formosa Plastics Corp.                                                       8,406,770           19,414,306               0.1%
    Formosa Taffeta Co., Ltd.                                                    3,607,460            3,647,488               0.0%
    Formosan Rubber Group, Inc.                                                  2,766,000            3,016,706               0.0%
    Formosan Union Chemical                                                      1,444,401              597,820               0.0%
#   Fortune Electric Co., Ltd.                                                     678,304              331,185               0.0%
    Founding Construction & Development Co., Ltd.                                1,103,067              744,645               0.0%
    Foxconn Technology Co., Ltd.                                                 3,860,937           10,301,639               0.1%
#   Foxlink Image Technology Co., Ltd.                                             711,000              427,633               0.0%
#*  Froch Enterprise Co., Ltd.                                                   1,049,000              433,285               0.0%
#   FSP Technology, Inc.                                                         1,082,414              901,420               0.0%
    Fubon Financial Holding Co., Ltd.                                           16,386,387           27,740,883               0.2%
#   Fullerton Technology Co., Ltd.                                                 601,670              494,542               0.0%
#   Fulltech Fiber Glass Corp.                                                   2,012,540              726,257               0.0%
#   Fwusow Industry Co., Ltd.                                                      850,334              421,894               0.0%
    G Shank Enterprise Co., Ltd.                                                   854,510              764,786               0.0%
#*  G Tech Optoelectronics Corp.                                                 1,244,000            1,013,365               0.0%
#   Gallant Precision Machining Co., Ltd.                                          993,000              393,767               0.0%
#   Gamania Digital Entertainment Co., Ltd.                                        555,000              527,035               0.0%
*   GEM Terminal Industrial Co., Ltd.                                              313,938              124,540               0.0%
#   Gemtek Technology Corp.                                                      2,109,574            1,548,239               0.0%
    General Plastic Industrial Co., Ltd.                                           220,684              239,286               0.0%
#*  Genesis Photonics, Inc.                                                      1,892,418              938,116               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TAIWAN -- (Continued)
#*  Genius Electronic Optical Co., Ltd.                                            429,810    $       1,205,549               0.0%
#*  Genmont Biotech, Inc.                                                          317,314              419,957               0.0%
#   GeoVision, Inc.                                                                316,476            1,151,107               0.0%
#   Getac Technology Corp.                                                       2,497,281            1,257,948               0.0%
    Giant Manufacturing Co., Ltd.                                                  855,363            6,925,854               0.1%
#*  Giantplus Technology Co., Ltd.                                               1,410,000              485,234               0.0%
#   Giga Solution Tech Co., Ltd.                                                   646,044              400,334               0.0%
#   Gigabyte Technology Co., Ltd.                                                3,411,750            3,927,522               0.0%
#   Gigasolar Materials Corp.                                                      117,820            1,984,853               0.0%
#*  Gigastorage Corp.                                                            1,812,728            1,597,651               0.0%
#   Ginko International Co., Ltd.                                                  132,000            1,777,621               0.0%
#*  Gintech Energy Corp.                                                         2,625,784            2,054,684               0.0%
*   Global Brands Manufacture, Ltd.                                              1,893,973              597,013               0.0%
#   Global Lighting Technologies, Inc.                                             448,000              604,749               0.0%
    Global Mixed Mode Technology, Inc.                                             444,000            1,191,979               0.0%
#   Global Unichip Corp.                                                           443,000            1,338,461               0.0%
#   Globe Union Industrial Corp.                                                 1,186,820              582,373               0.0%
#   Gloria Material Technology Corp.                                             3,033,851            2,007,516               0.0%
    Glory Science Co., Ltd.                                                        224,866              308,151               0.0%
#*  Glotech Industrial Corp.                                                        62,000               14,425               0.0%
#*  Gold Circuit Electronics, Ltd.                                               2,644,747            1,095,126               0.0%
#*  Goldsun Development & Construction Co., Ltd.                                 8,321,672            2,943,074               0.0%
    Good Will Instrument Co., Ltd.                                                 203,486              144,849               0.0%
#   Gourmet Master Co., Ltd.                                                       234,000            1,481,165               0.0%
#   Grand Pacific Petrochemical                                                  6,040,000            2,893,965               0.0%
#   Grape King Bio, Ltd.                                                           609,000            2,545,640               0.0%
#   Great China Metal Industry                                                     886,000              817,781               0.0%
#   Great Taipei Gas Co., Ltd.                                                   1,390,000            1,065,307               0.0%
#   Great Wall Enterprise Co., Ltd.                                              3,071,797            2,785,926               0.0%
#*  Green Energy Technology, Inc.                                                1,887,640            1,232,196               0.0%
*   GTM Corp.                                                                      860,000              612,657               0.0%
#   Gudeng Precision Industrial Co., Ltd.                                          136,300              186,229               0.0%
*   Hannstar Board Corp.                                                         1,676,875              630,258               0.0%
#   HannStar Display Corp.                                                      19,388,323            4,884,008               0.1%
#*  HannsTouch Solution, Inc.                                                    5,878,262            1,225,140               0.0%
    Harvatek Corp.                                                                 964,316              554,221               0.0%
    Hey Song Corp.                                                               1,697,500            2,031,944               0.0%
#   Hi-Clearance, Inc.                                                             124,000              402,767               0.0%
#   Highwealth Construction Corp.                                                2,269,023            3,927,107               0.0%
#   Hiroca Holdings, Ltd.                                                          256,221              799,245               0.0%
#*  HiTi Digital, Inc.                                                             666,975              332,202               0.0%
#   Hitron Technology, Inc.                                                      1,389,300              693,834               0.0%
#   Hiwin Technologies Corp.                                                       736,245            5,824,876               0.1%
*   Hiyes International Co., Ltd.                                                    2,260                4,124               0.0%
#   Ho Tung Chemical Corp.                                                       5,200,172            1,830,256               0.0%
    Hocheng Corp.                                                                1,792,300              613,587               0.0%
*   Hold-Key Electric Wire & Cable Co., Ltd.                                       266,901               69,427               0.0%
#   Holiday Entertainment Co., Ltd.                                                287,400              329,132               0.0%
#   Holtek Semiconductor, Inc.                                                     878,000            1,492,767               0.0%
    Holy Stone Enterprise Co., Ltd.                                              1,276,822            1,694,715               0.0%
    Hon Hai Precision Industry Co., Ltd.                                        44,256,377          140,071,295               0.9%
#   Hong Ho Precision Textile Co., Ltd.                                            234,000              222,750               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TAIWAN -- (Continued)
#   Hong TAI Electric Industrial                                                 1,327,000    $         436,478               0.0%
#   Hong YI Fiber Industry Co.                                                      55,680               22,489               0.0%
    Horizon Securities Co., Ltd.                                                 2,888,000              787,019               0.0%
#   Hota Industrial Manufacturing Co., Ltd.                                        908,449            1,627,745               0.0%
    Hotai Motor Co., Ltd.                                                          697,000           10,199,270               0.1%
#*  Howarm United Industries Co., Ltd.                                             207,310              296,825               0.0%
#   Hsin Kuang Steel Co., Ltd.                                                   1,504,783              855,369               0.0%
    Hsin Yung Chien Co., Ltd.                                                      199,100              720,602               0.0%
#   Hsing TA Cement Co.                                                            361,000              157,514               0.0%
#*  HTC Corp.                                                                    3,010,619           13,330,622               0.1%
#   Hu Lane Associate, Inc.                                                        433,688            1,518,051               0.0%
#   HUA ENG Wire & Cable                                                         2,557,000              845,868               0.0%
    Hua Nan Financial Holdings Co., Ltd.                                        23,768,728           14,083,734               0.1%
#   Huaku Development Co., Ltd.                                                  1,354,400            2,225,181               0.0%
#   Huang Hsiang Construction Corp.                                                612,735              795,151               0.0%
#   Hung Ching Development & Construction Co., Ltd.                                681,000              365,680               0.0%
    Hung Poo Real Estate Development Corp.                                       1,724,554            1,299,643               0.0%
#   Hung Sheng Construction, Ltd.                                                3,370,900            2,067,331               0.0%
#   Huxen Corp.                                                                    239,072              333,835               0.0%
    Hwa Fong Rubber Co., Ltd.                                                    1,790,561            1,324,349               0.0%
#   Hwacom Systems, Inc.                                                           221,000              117,384               0.0%
#   I-Chiun Precision Industry Co., Ltd.                                         1,091,211              638,075               0.0%
    I-Sheng Electric Wire & Cable Co., Ltd.                                        621,000              838,535               0.0%
#   Ibase Technology, Inc.                                                         513,961              920,548               0.0%
#   Ichia Technologies, Inc.                                                     1,950,255            2,131,990               0.0%
#   Ideal Bike Corp.                                                                19,553                8,517               0.0%
#   IEI Integration Corp.                                                          754,693            1,203,011               0.0%
    ILI Technology Corp.                                                           384,081              862,643               0.0%
#   Infortrend Technology, Inc.                                                  1,397,866              780,088               0.0%
#   Innolux Corp.                                                               49,068,151           22,423,928               0.2%
#*  Inotera Memories, Inc.                                                       8,868,528           13,706,096               0.1%
#   Inpaq Technology Co., Ltd.                                                     217,000              301,936               0.0%
#   Insyde Software Corp.                                                          118,000              192,532               0.0%
#   International Games System Co., Ltd.                                            50,000              217,907               0.0%
#   Inventec Corp.                                                              11,539,276            8,029,207               0.1%
    ITE Technology, Inc.                                                           787,646              824,555               0.0%
#   ITEQ Corp.                                                                   1,365,611            1,065,009               0.0%
#*  J Touch Corp.                                                                  841,000              454,589               0.0%
*   Janfusun Fancyworld Corp.                                                    1,103,468              166,205               0.0%
*   Jenn Feng New Energy Co., Ltd.                                                 646,000              127,856               0.0%
#   Jentech Precision Industrial Co., Ltd.                                         344,156              772,305               0.0%
#   Jess-Link Products Co., Ltd.                                                   921,600              821,346               0.0%
    Jih Sun Financial Holdings Co., Ltd.                                         4,770,772            1,272,874               0.0%
    Johnson Health Tech Co., Ltd.                                                  390,296              914,252               0.0%
    K Laser Technology, Inc.                                                       883,459              437,701               0.0%
    Kang Na Hsiung Enterprise Co., Ltd.                                            719,150              333,176               0.0%
    Kao Hsing Chang Iron & Steel                                                   354,250              123,723               0.0%
#   Kaori Heat Treatment Co., Ltd.                                                 335,110              652,743               0.0%
#   Kaulin Manufacturing Co., Ltd.                                                 834,684              560,240               0.0%
#   KD Holding Corp.                                                                97,000              524,432               0.0%
#   KEE TAI Properties Co., Ltd.                                                 2,441,101            1,402,252               0.0%
#   Kenda Rubber Industrial Co., Ltd.                                            2,454,922            5,011,954               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TAIWAN -- (Continued)
#   Kenmec Mechanical Engineering Co., Ltd.                                      1,282,000    $         569,076               0.0%
    Kerry TJ Logistics Co., Ltd.                                                 1,286,000            1,607,809               0.0%
    Keysheen Cayman Holdings Co., Ltd.                                              14,000               21,628               0.0%
#   Kindom Construction Corp.                                                    2,316,000            1,997,736               0.0%
#   King Core Electronics, Inc.                                                     77,835               49,222               0.0%
#   King Slide Works Co., Ltd.                                                     218,450            2,868,243               0.0%
#   King Yuan Electronics Co., Ltd.                                              8,019,032            6,353,038               0.1%
    King's Town Bank Co., Ltd.                                                   4,454,653            4,871,992               0.1%
*   King's Town Construction Co., Ltd.                                             906,579              794,308               0.0%
#   Kinik Co.                                                                      588,000            1,190,880               0.0%
#   Kinko Optical Co., Ltd.                                                        938,772              647,013               0.0%
#*  Kinpo Electronics                                                            7,601,892            3,318,419               0.0%
#   Kinsus Interconnect Technology Corp.                                         1,291,476            4,860,287               0.1%
#   KMC Kuei Meng International, Inc.                                              169,000              696,163               0.0%
#   KS Terminals, Inc.                                                             578,290              661,527               0.0%
#   Kung Long Batteries Industrial Co., Ltd.                                       321,000            1,079,304               0.0%
    Kung Sing Engineering Corp.                                                  1,961,000              790,342               0.0%
#   Kuo Toong International Co., Ltd.                                              857,000            1,272,352               0.0%
    Kuoyang Construction Co., Ltd.                                               2,539,586            1,085,303               0.0%
#   Kwong Fong Industries Corp.                                                  1,298,000              713,596               0.0%
    KYE Systems Corp.                                                            1,678,558              578,308               0.0%
#   L&K Engineering Co., Ltd.                                                      686,000              561,080               0.0%
    LAN FA Textile                                                               1,020,412              316,762               0.0%
#   Largan Precision Co., Ltd.                                                     212,234           14,909,290               0.1%
    Laser Tek Taiwan Co., Ltd.                                                      22,144               16,953               0.0%
#   LCY Chemical Corp.                                                           2,738,495            1,331,007               0.0%
#   Leader Electronics, Inc.                                                       843,886              296,067               0.0%
#   Leadtrend Technology Corp.                                                     166,926              211,329               0.0%
*   Lealea Enterprise Co., Ltd.                                                  4,409,965            1,247,435               0.0%
#   Ledtech Electronics Corp.                                                      573,095              286,156               0.0%
    LEE CHI Enterprises Co., Ltd.                                                1,148,000              505,464               0.0%
#   Lelon Electronics Corp.                                                        518,900              631,037               0.0%
#*  Leofoo Development Co.                                                       1,442,614              522,546               0.0%
#*  LES Enphants Co., Ltd.                                                       1,010,479              572,167               0.0%
#   Lextar Electronics Corp.                                                     2,381,000            1,987,240               0.0%
#*  Li Peng Enterprise Co., Ltd.                                                 3,562,677            1,226,502               0.0%
#   Lian HWA Food Corp.                                                            438,802              464,151               0.0%
    Lien Hwa Industrial Corp.                                                    3,504,809            2,276,070               0.0%
#   Lingsen Precision Industries, Ltd.                                           2,330,490            1,187,358               0.0%
#   Lite-On Semiconductor Corp.                                                  1,318,887              868,726               0.0%
    Lite-On Technology Corp.                                                     8,301,453           11,650,400               0.1%
#   Long Bon International Co., Ltd.                                             2,248,875            1,372,957               0.0%
    Long Chen Paper Co., Ltd.                                                    3,319,320            1,661,604               0.0%
#   Longwell Co.                                                                   714,000              631,631               0.0%
    Lotes Co., Ltd.                                                                372,920            1,549,114               0.0%
    Lucky Cement Corp.                                                           1,323,000              437,886               0.0%
#   Lumax International Corp., Ltd.                                                493,140            1,054,037               0.0%
#   Lung Yen Life Service Corp.                                                    440,000            1,295,975               0.0%
#   Macroblock, Inc.                                                               182,000              362,356               0.0%
#*  Macronix International                                                      24,913,994            5,598,383               0.1%
#*  MacroWell OMG Digital Entertainment Co., Ltd.                                  130,000              274,399               0.0%
#   Mag Layers Scientific-Technics Co., Ltd.                                       298,233              315,787               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TAIWAN -- (Continued)
#   Makalot Industrial Co., Ltd.                                                   987,149    $       5,164,758               0.1%
#   Marketech International Corp.                                                  770,000              543,329               0.0%
    Masterlink Securities Corp.                                                  7,107,232            2,264,947               0.0%
    Mayer Steel Pipe Corp.                                                         876,905              416,796               0.0%
#   Maywufa Co., Ltd.                                                              178,462               82,131               0.0%
#   MediaTek, Inc.                                                               2,003,823           28,620,517               0.2%
#*  Medigen Biotechnology Corp.                                                     48,253              209,367               0.0%
    Mega Financial Holding Co., Ltd.                                            29,350,480           24,343,213               0.2%
#   Meiloon Industrial Co.                                                         497,721              210,317               0.0%
    Mercuries & Associates, Ltd.                                                 2,189,125            1,267,339               0.0%
*   Mercuries Life Insurance Co., Ltd.                                             896,933              503,718               0.0%
#   Merida Industry Co., Ltd.                                                      778,588            5,378,198               0.1%
#   Merry Electronics Co., Ltd.                                                  1,027,594            4,155,686               0.1%
#   Micro-Star International Co., Ltd.                                           4,720,465            5,781,447               0.1%
#*  Microbio Co., Ltd.                                                           1,660,358            1,446,498               0.0%
#*  Microelectronics Technology, Inc.                                            1,389,448              670,753               0.0%
#   Microlife Corp.                                                                238,100              507,432               0.0%
#   MIN AIK Technology Co., Ltd.                                                   624,562            2,759,712               0.0%
#   Mirle Automation Corp.                                                         921,923              767,339               0.0%
#   Mitac Holdings Corp.                                                         2,995,568            2,319,016               0.0%
#   Mobiletron Electronics Co., Ltd.                                               326,000              680,518               0.0%
#*  Mosel Vitelic, Inc.                                                          2,204,758              474,760               0.0%
#   Motech Industries, Inc.                                                      2,204,000            2,724,938               0.0%
#   MPI Corp.                                                                      423,000            1,264,455               0.0%
#   Nak Sealing Technologies Corp.                                                 318,549            1,100,961               0.0%
    Namchow Chemical Industrial Co., Ltd.                                          912,000            1,470,019               0.0%
    Nan Kang Rubber Tire Co., Ltd.                                               2,462,197            2,701,798               0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                                     1,148,000              433,944               0.0%
#   Nan Ya Plastics Corp.                                                       11,697,584           24,208,964               0.2%
#*  Nan Ya Printed Circuit Board Corp.                                           1,588,211            2,204,798               0.0%
#   Nantex Industry Co., Ltd.                                                    1,432,442              715,402               0.0%
#   National Petroleum Co., Ltd.                                                   736,000              840,729               0.0%
#   Neo Solar Power Corp.                                                        4,006,390            3,798,502               0.0%
#   Netronix, Inc.                                                                 489,000              530,429               0.0%
    New Asia Construction & Development Corp.                                      873,423              229,572               0.0%
#   New Era Electronics Co., Ltd.                                                  418,000              437,953               0.0%
#   Newmax Technology Co., Ltd.                                                    478,916              558,825               0.0%
#   Nexcom International Co., Ltd.                                                 268,267              444,085               0.0%
#   Nichidenbo Corp.                                                               716,665              561,258               0.0%
    Nien Hsing Textile Co., Ltd.                                                 1,681,093            1,390,033               0.0%
#   Nishoku Technology, Inc.                                                       121,000              166,862               0.0%
#   Novatek Microelectronics Corp.                                               1,995,000           10,326,235               0.1%
#   Nuvoton Technology Corp.                                                       378,000              332,678               0.0%
#*  O-TA Precision Industry Co., Ltd.                                              103,000               56,608               0.0%
#*  Ocean Plastics Co., Ltd.                                                     1,000,000            1,197,980               0.0%
#   Oneness Biotech Co., Ltd.                                                      153,400              258,435               0.0%
*   Optimax Technology Corp.                                                       204,366               31,935               0.0%
#   OptoTech Corp.                                                               3,344,713            1,366,518               0.0%
#*  Orient Semiconductor Electronics, Ltd.                                       2,955,000            1,149,350               0.0%
#   Oriental Union Chemical Corp.                                                3,346,819            2,531,797               0.0%
#   Orise Technology Co., Ltd.                                                     479,000              571,913               0.0%
#*  P-Two Industries, Inc.                                                          82,000               35,052               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TAIWAN -- (Continued)
#   Pacific Construction Co.                                                       704,276    $         236,038               0.0%
#   Pacific Hospital Supply Co., Ltd.                                              382,000              816,716               0.0%
#*  Pan Jit International, Inc.                                                  2,202,860              922,030               0.0%
#   Pan-International Industrial Corp.                                           2,489,854            1,551,048               0.0%
#   Parade Technologies, Ltd.                                                      214,805            2,039,606               0.0%
#   Paragon Technologies Co., Ltd.                                                 431,626              622,048               0.0%
#   PChome Online, Inc.                                                            399,109            4,049,390               0.0%
#   Pegatron Corp.                                                               8,792,293           16,023,899               0.1%
*   PharmaEngine, Inc.                                                              20,438              163,893               0.0%
#   Phihong Technology Co., Ltd.                                                 1,536,048              809,812               0.0%
    Phison Electronics Corp.                                                       671,000            4,532,109               0.1%
#   Phoenix Tours International, Inc.                                              241,000              329,162               0.0%
#*  Phytohealth Corp.                                                              258,878              294,712               0.0%
#*  Pihsiang Machinery Manufacturing Co., Ltd.                                     429,000              775,841               0.0%
#   Pixart Imaging, Inc.                                                           769,000            1,708,045               0.0%
*   Plotech Co., Ltd.                                                              216,000               80,790               0.0%
#   Polytronics Technology Corp.                                                   252,408              559,386               0.0%
#   Portwell, Inc.                                                                 557,000              765,143               0.0%
#   Posiflex Technology, Inc.                                                      245,337            1,105,910               0.0%
    Pou Chen Corp.                                                               9,992,005           11,018,065               0.1%
#   Power Mate Technology Co., Ltd.                                                118,000              224,985               0.0%
#*  Power Quotient International Co., Ltd.                                       1,078,400              549,322               0.0%
*   Powercom Co., Ltd.                                                             844,730              134,168               0.0%
#*  Powertech Industrial Co., Ltd.                                                 410,000              297,267               0.0%
#   Powertech Technology, Inc.                                                   4,064,580            6,833,577               0.1%
    Poya Co., Ltd.                                                                 274,996            1,853,651               0.0%
    President Chain Store Corp.                                                  1,720,728           12,890,333               0.1%
    President Securities Corp.                                                   4,687,213            2,452,002               0.0%
#   Prime Electronics Satellitics, Inc.                                            834,511              330,924               0.0%
#   Prince Housing & Development Corp.                                           6,168,140            2,314,463               0.0%
#*  Princeton Technology Corp.                                                   1,062,000              389,409               0.0%
*   Prodisc Technology, Inc.                                                       603,000                   --               0.0%
#   Promate Electronic Co., Ltd.                                                   855,000              994,017               0.0%
#   Promise Technology, Inc.                                                       975,538            1,154,552               0.0%
*   Protop Technology Co., Ltd.                                                    148,000                   --               0.0%
#*  Qisda Corp.                                                                 10,855,525            4,876,481               0.1%
#   Qualipoly Chemical Corp.                                                       429,000              310,134               0.0%
#   Quanta Computer, Inc.                                                        6,228,436           15,680,174               0.1%
#   Quanta Storage, Inc.                                                         1,294,000            1,425,879               0.0%
#*  Quintain Steel Co., Ltd.                                                     2,100,059              433,007               0.0%
#   Radiant Opto-Electronics Corp.                                               2,131,692            7,448,787               0.1%
#   Radium Life Tech Co., Ltd.                                                   4,331,570            2,490,332               0.0%
    Ralec Electronic Corp.                                                         207,914              391,586               0.0%
#   Realtek Semiconductor Corp.                                                  2,083,861            6,907,398               0.1%
#   Rechi Precision Co., Ltd.                                                    1,455,292            1,458,830               0.0%
#   Rexon Industrial Corp., Ltd.                                                    51,559               19,787               0.0%
#   Rich Development Co., Ltd.                                                   3,936,769            1,635,490               0.0%
#   Richtek Technology Corp.                                                       679,175            3,277,366               0.0%
#*  Ritek Corp.                                                                 17,791,268            2,027,737               0.0%
#   Rotam Global Agrosciences, Ltd.                                                297,000              528,256               0.0%
#   Roundtop Machinery Industries Co., Ltd.                                         50,000               37,690               0.0%
#   Ruentex Development Co., Ltd.                                                2,228,889            3,327,208               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TAIWAN -- (Continued)
#   Ruentex Engineering & Construction Co.                                         243,000    $         496,289               0.0%
#   Ruentex Industries, Ltd.                                                     2,319,779            4,959,176               0.1%
#   Run Long Construction Co., Ltd.                                                419,000              392,375               0.0%
#   Sampo Corp.                                                                  3,502,119            1,387,630               0.0%
#   San Fang Chemical Industry Co., Ltd.                                           773,198              745,786               0.0%
#   San Shing Fastech Corp.                                                        408,475            1,062,475               0.0%
#*  Sanyang Industry Co., Ltd.                                                   3,578,802            3,163,497               0.0%
#   SCI Pharmtech, Inc.                                                            225,312              440,732               0.0%
#   Scientech Corp.                                                                206,000              437,894               0.0%
#   ScinoPharm Taiwan, Ltd.                                                        642,470            1,301,367               0.0%
#   SDI Corp.                                                                      674,000              864,359               0.0%
    Sea Sonic Electronics Co., Ltd.                                                180,000              282,376               0.0%
#   Senao International Co., Ltd.                                                  458,547              838,349               0.0%
#   Sercomm Corp.                                                                1,068,000            2,384,732               0.0%
    Sesoda Corp.                                                                   790,452              901,504               0.0%
    Shan-Loong Transportation Co., Ltd.                                            150,247              116,742               0.0%
    Sheng Yu Steel Co., Ltd.                                                       699,000              462,401               0.0%
#   ShenMao Technology, Inc.                                                       523,450              556,449               0.0%
#   Shih Her Technologies, Inc.                                                    254,000              463,471               0.0%
    Shih Wei Navigation Co., Ltd.                                                1,256,887              773,559               0.0%
    Shihlin Electric & Engineering Corp.                                         1,533,787            2,003,938               0.0%
*   Shihlin Paper Corp.                                                            456,000              588,642               0.0%
    Shin Hai Gas Corp.                                                               7,658               10,717               0.0%
#   Shin Kong Financial Holding Co., Ltd.                                       37,782,716           11,475,934               0.1%
    Shin Shin Natural Gas Co.                                                        9,480               10,279               0.0%
#   Shin Zu Shing Co., Ltd.                                                        809,245            1,779,683               0.0%
#*  Shining Building Business Co., Ltd.                                          2,024,324            1,222,441               0.0%
    Shinkong Insurance Co., Ltd.                                                 1,520,784            1,135,465               0.0%
#   Shinkong Synthetic Fibers Corp.                                              9,548,844            3,393,167               0.0%
#   Shinkong Textile Co., Ltd.                                                     867,169            1,142,205               0.0%
    Shiny Chemical Industrial Co., Ltd.                                            324,717              472,144               0.0%
#   Shuttle, Inc.                                                                1,771,000              482,223               0.0%
    Sigurd Microelectronics Corp.                                                2,210,877            2,116,110               0.0%
#*  Silicon Integrated Systems Corp.                                             3,257,233              902,840               0.0%
#   Silicon Power Computer & Communications, Inc.                                  303,000              286,927               0.0%
#   Siliconware Precision Industries Co.                                         8,465,492           12,076,146               0.1%
#   Siliconware Precision Industries Co. Sponsored ADR                             456,091            3,251,929               0.0%
#   Silitech Technology Corp.                                                      932,117              629,629               0.0%
    Simplo Technology Co., Ltd.                                                  1,338,800            6,513,342               0.1%
#   Sinbon Electronics Co., Ltd.                                                 1,176,000            1,524,083               0.0%
    Sincere Navigation Corp.                                                     2,009,370            1,740,128               0.0%
#   Singatron Enterprise Co., Ltd.                                                 373,000              141,877               0.0%
    Sinkang Industries Co., Ltd.                                                   177,866               64,369               0.0%
#   Sinmag Equipment Corp.                                                         229,442            1,472,146               0.0%
#   Sino-American Silicon Products, Inc.                                         3,418,000            5,282,260               0.1%
#   Sinon Corp.                                                                  2,189,740            1,191,828               0.0%
    SinoPac Financial Holdings Co., Ltd.                                        33,680,475           14,623,221               0.1%
#   Sinphar Pharmaceutical Co., Ltd.                                               681,526              957,952               0.0%
#   Sinyi Realty, Inc.                                                           1,382,460            1,643,262               0.0%
#   Sirtec International Co., Ltd.                                                 691,000            1,465,924               0.0%
    Sitronix Technology Corp.                                                      660,774            1,597,688               0.0%
    Siward Crystal Technology Co., Ltd.                                            994,705              715,128               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TAIWAN -- (Continued)
#   Soft-World International Corp.                                                 580,000    $       1,532,779               0.0%
    Solar Applied Materials Technology Co.                                       2,074,084            1,633,292               0.0%
#*  Solartech Energy Corp.                                                       2,096,062            1,342,330               0.0%
    Solomon Technology Corp.                                                       238,537              145,783               0.0%
#*  Solytech Enterprise Corp.                                                    1,152,676              313,206               0.0%
    Sonix Technology Co., Ltd.                                                     758,000            1,069,451               0.0%
    Southeast Cement Co., Ltd.                                                   1,110,000              570,805               0.0%
#   Spirox Corp.                                                                   225,145              173,301               0.0%
#   Sporton International, Inc.                                                    359,764            1,743,458               0.0%
#   St Shine Optical Co., Ltd.                                                     282,000            4,954,158               0.1%
#   Standard Chemical & Pharmaceutical Co., Ltd.                                   485,040              600,989               0.0%
#   Standard Foods Corp.                                                           839,310            1,936,494               0.0%
#   Stark Technology, Inc.                                                         709,400              664,974               0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd.                                698,001              458,421               0.0%
#*  Sunplus Technology Co., Ltd.                                                 2,039,153              777,331               0.0%
#   Sunrex Technology Corp.                                                        993,351              546,689               0.0%
#   Sunspring Metal Corp.                                                          676,000            1,076,413               0.0%
#   Super Dragon Technology Co., Ltd.                                              262,330              150,755               0.0%
#   Supreme Electronics Co., Ltd.                                                1,444,875              803,038               0.0%
#   Swancor Ind Co., Ltd.                                                          218,061              855,766               0.0%
    Sweeten Construction Co., Ltd.                                                 834,784              477,573               0.0%
    Syncmold Enterprise Corp.                                                      673,000            1,287,425               0.0%
#   Synmosa Biopharma Corp.                                                         71,495               95,142               0.0%
#   Synnex Technology International Corp.                                        5,661,745            7,959,584               0.1%
#   Sysage Technology Co., Ltd.                                                    446,985              502,242               0.0%
    Systex Corp.                                                                    87,293              159,600               0.0%
#   T-Mac Techvest PCB Co., Ltd.                                                   568,000              289,415               0.0%
#   TA Chen Stainless Pipe                                                       3,762,805            2,317,646               0.0%
*   Ta Chong Bank, Ltd.                                                         12,345,549            4,103,533               0.0%
#   Ta Chong Securities Co., Ltd.                                                1,111,000              370,244               0.0%
#   Ta Ya Electric Wire & Cable                                                  3,031,520              652,249               0.0%
#   Ta Yih Industrial Co., Ltd.                                                     87,000              204,206               0.0%
#   TA-I Technology Co., Ltd.                                                    1,037,296              579,260               0.0%
    Tah Hsin Industrial Co., Ltd.                                                  456,300              432,800               0.0%
    TAI Roun Products Co., Ltd.                                                    263,000               87,832               0.0%
#   Tai Tung Communication Co., Ltd.                                               341,056              491,908               0.0%
#   Taichung Commercial Bank Co., Ltd.                                          12,989,538            4,360,363               0.1%
#   TaiDoc Technology Corp.                                                        208,000              664,276               0.0%
#   Taiflex Scientific Co., Ltd.                                                   902,000            1,338,557               0.0%
#   Taimide Tech, Inc.                                                             402,000              529,885               0.0%
#   Tainan Enterprises Co., Ltd.                                                   743,289              615,701               0.0%
#   Tainan Spinning Co., Ltd.                                                    6,664,061            3,697,719               0.0%
    Taishin Financial Holding Co., Ltd.                                         39,195,248           18,697,442               0.1%
#*  Taisun Enterprise Co., Ltd.                                                  1,806,578              683,890               0.0%
#*  Taita Chemical Co., Ltd.                                                     1,184,609              327,591               0.0%
#   Taiwan Acceptance Corp.                                                        680,000            1,645,703               0.0%
*   Taiwan Business Bank                                                        18,514,457            5,569,740               0.1%
#   Taiwan Cement Corp.                                                         13,931,350           21,311,322               0.2%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                                 447,000              720,703               0.0%
#   Taiwan Cogeneration Corp.                                                    2,158,657            1,710,562               0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.                              25,182,250           13,468,955               0.1%
#   Taiwan FamilyMart Co., Ltd.                                                    161,000            1,031,471               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TAIWAN -- (Continued)
#   Taiwan Fertilizer Co., Ltd.                                                  3,492,000    $       6,195,196               0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.                                     1,002,880              723,858               0.0%
*   Taiwan Flourescent Lamp Co., Ltd.                                              119,000                   --               0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                                           761,000              730,919               0.0%
#   Taiwan Glass Industry Corp.                                                  4,131,895            3,205,502               0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd.                                        1,378,359            2,258,947               0.0%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                                 945,000              646,440               0.0%
*   Taiwan Kolin Co., Ltd.                                                         508,000                   --               0.0%
    Taiwan Land Development Corp.                                                4,723,766            1,678,264               0.0%
#*  Taiwan Life Insurance Co., Ltd.                                              2,226,695            1,334,406               0.0%
#   Taiwan Line Tek Electronic                                                     404,066              306,029               0.0%
    Taiwan Mask Corp.                                                            1,011,050              313,723               0.0%
    Taiwan Mobile Co., Ltd.                                                      3,440,900           11,165,457               0.1%
    Taiwan Navigation Co., Ltd.                                                  1,011,720              717,725               0.0%
#   Taiwan Paiho, Ltd.                                                           1,564,152            2,177,813               0.0%
    Taiwan PCB Techvest Co., Ltd.                                                1,600,816            2,362,066               0.0%
#*  Taiwan Prosperity Chemical Corp.                                               942,000              670,422               0.0%
#*  Taiwan Pulp & Paper Corp.                                                    2,228,260              834,894               0.0%
#   Taiwan Sakura Corp.                                                          1,395,304              969,030               0.0%
#   Taiwan Sanyo Electric Co., Ltd.                                                424,650              443,063               0.0%
    Taiwan Secom Co., Ltd.                                                         979,405            2,597,011               0.0%
    Taiwan Semiconductor Co., Ltd.                                               1,372,000            1,252,417               0.0%
#   Taiwan Semiconductor Manufacturing Co., Ltd.                                40,714,652          176,492,743               1.1%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR                   3,587,659           79,000,251               0.5%
    Taiwan Sogo Shin Kong SEC                                                    1,126,561            1,424,731               0.0%
#   Taiwan Styrene Monomer                                                       3,636,404            1,501,152               0.0%
#   Taiwan Surface Mounting Technology Co., Ltd.                                 1,690,928            2,369,241               0.0%
#   Taiwan TEA Corp.                                                             4,324,896            2,349,422               0.0%
    Taiwan Union Technology Corp.                                                1,347,000            1,119,705               0.0%
#   Taiyen Biotech Co., Ltd.                                                     1,057,910              845,936               0.0%
*   Tang Eng Iron Works Co., Ltd.                                                   23,000               34,198               0.0%
*   Tatung Co., Ltd.                                                            14,046,588            3,989,273               0.0%
#   Te Chang Construction Co., Ltd.                                                486,003              398,258               0.0%
    Teco Electric and Machinery Co., Ltd.                                        8,707,000            9,688,058               0.1%
*   Tecom Co., Ltd.                                                                197,000               17,043               0.0%
#*  Tekcore Co., Ltd.                                                              359,000              105,266               0.0%
#   Ten Ren Tea Co., Ltd.                                                          180,170              277,356               0.0%
    Test Research, Inc.                                                            944,370            1,541,937               0.0%
    Test-Rite International Co., Ltd.                                            1,761,166            1,163,725               0.0%
#   Tex-Ray Industrial Co., Ltd.                                                   651,000              282,256               0.0%
#   ThaiLin Semiconductor Corp.                                                    856,000              573,161               0.0%
#   Thinking Electronic Industrial Co., Ltd.                                       471,058              685,056               0.0%
    Thye Ming Industrial Co., Ltd.                                                 939,992            1,045,350               0.0%
#   TNC Industrial Corp., Ltd.                                                      71,000               34,649               0.0%
#   Ton Yi Industrial Corp.                                                      3,340,300            1,986,041               0.0%
#   Tong Hsing Electronic Industries, Ltd.                                         789,534            3,008,018               0.0%
#   Tong Yang Industry Co., Ltd.                                                 2,680,341            2,737,332               0.0%
#   Tong-Tai Machine & Tool Co., Ltd.                                            1,195,210            1,061,028               0.0%
    Topco Scientific Co., Ltd.                                                     855,790            1,547,193               0.0%
#   Topco Technologies Corp.                                                       196,000              434,593               0.0%
#   Topoint Technology Co., Ltd.                                                   882,771              839,410               0.0%
#   Toung Loong Textile Manufacturing                                              501,000            1,398,829               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TAIWAN -- (Continued)
#   TPK Holding Co., Ltd.                                                          444,000    $       2,621,079               0.0%
#   Trade-Van Information Services Co.                                             334,000              292,933               0.0%
#   Transasia Airways Corp.                                                        791,000              296,492               0.0%
    Transcend Information, Inc.                                                    640,870            2,165,340               0.0%
#   Tripod Technology Corp.                                                      2,199,660            4,117,294               0.1%
#   Tsann Kuen Enterprise Co., Ltd.                                                553,441              582,471               0.0%
#   TSC Auto ID Technology Co., Ltd.                                               112,000              836,588               0.0%
#   TSRC Corp.                                                                   2,020,154            2,272,984               0.0%
#   Ttet Union Corp.                                                               221,000              522,030               0.0%
#   TTFB Co., Ltd.                                                                  47,000              414,210               0.0%
#   TTY Biopharm Co., Ltd.                                                         691,991            1,290,155               0.0%
    Tung Ho Steel Enterprise Corp.                                               5,361,645            4,228,047               0.1%
#   Tung Ho Textile Co., Ltd.                                                      561,000              147,352               0.0%
#   Tung Thih Electronic Co., Ltd.                                                 385,848            1,202,887               0.0%
#   TURVO International Co., Ltd.                                                  333,464            1,045,819               0.0%
    TXC Corp.                                                                    1,580,762            1,959,271               0.0%
*   TYC Brother Industrial Co., Ltd.                                             1,099,333              606,782               0.0%
#*  Tycoons Group Enterprise                                                     2,870,121              529,000               0.0%
*   Tyntek Corp.                                                                 1,389,953              311,199               0.0%
    TZE Shin International Co., Ltd.                                               243,662               70,760               0.0%
    U-Ming Marine Transport Corp.                                                1,823,200            2,858,905               0.0%
*   U-Tech Media Corp.                                                             250,000               50,682               0.0%
#   Ubright Optronics Corp.                                                        228,000              329,652               0.0%
    Uni-President Enterprises Corp.                                             14,594,052           25,094,293               0.2%
    Unic Technology Corp.                                                          245,439              103,884               0.0%
    Unimicron Technology Corp.                                                   8,495,563            6,539,509               0.1%
*   Union Bank Of Taiwan                                                         4,276,983            1,450,756               0.0%
#*  Union Insurance Co., Ltd.                                                      451,895              393,786               0.0%
    Unitech Computer Co., Ltd.                                                     669,365              385,879               0.0%
#   Unitech Printed Circuit Board Corp.                                          3,301,921            1,354,139               0.0%
#   United Integrated Services Co., Ltd.                                         1,224,800            1,164,286               0.0%
#   United Microelectronics Corp.                                               54,371,441           24,140,864               0.2%
#   Unity Opto Technology Co., Ltd.                                              1,734,276            1,532,408               0.0%
    Universal Cement Corp.                                                       2,411,048            2,122,423               0.0%
    Unizyx Holding Corp.                                                         2,465,496            1,455,230               0.0%
#   UPC Technology Corp.                                                         4,470,471            1,530,002               0.0%
#   Userjoy Technology Co., Ltd.                                                   107,000              161,225               0.0%
#   USI Corp.                                                                    4,401,557            2,084,992               0.0%
    Vanguard International Semiconductor Corp.                                   3,954,000            5,940,401               0.1%
#   Ve Wong Corp.                                                                  692,524              510,925               0.0%
#   Viking Tech Corp.                                                              330,464              226,881               0.0%
#   Visual Photonics Epitaxy Co., Ltd.                                           1,220,966            1,091,828               0.0%
#   Vivotek, Inc.                                                                  477,856            1,646,594               0.0%
#*  Wafer Works Corp.                                                            2,149,000              891,242               0.0%
#   Wah Hong Industrial Corp.                                                      352,280              370,066               0.0%
    Wah Lee Industrial Corp.                                                     1,067,000            1,862,756               0.0%
*   Walsin Lihwa Corp.                                                          21,910,307            7,273,992               0.1%
*   Walsin Technology Corp.                                                      3,520,551            1,217,671               0.0%
    Walton Advanced Engineering, Inc.                                            1,818,662              851,270               0.0%
    Wan Hai Lines, Ltd.                                                          4,495,026            3,324,508               0.0%
    WAN HWA Enterprise Co.                                                         468,734              228,129               0.0%
#   Waterland Financial Holdings Co., Ltd.                                       6,108,940            1,698,506               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TAIWAN -- (Continued)
#*  Ways Technical Corp., Ltd.                                                     460,000    $         458,732               0.0%
*   WEI Chih Steel Industrial Co., Ltd.                                            383,000               54,140               0.0%
#   Wei Chuan Foods Corp.                                                        1,883,000            1,569,831               0.0%
#*  Wei Mon Industry Co., Ltd.                                                   2,067,674              471,034               0.0%
#   Weikeng Industrial Co., Ltd.                                                 1,049,450              801,103               0.0%
#   Well Shin Technology Co., Ltd.                                                 440,443              656,522               0.0%
    Wha Yu Industrial Co., Ltd.                                                     59,000               23,447               0.0%
#   Win Semiconductors Corp.                                                     3,926,000            3,542,160               0.0%
*   Winbond Electronics Corp.                                                   19,099,000            6,127,790               0.1%
*   Wintek Corp.                                                                12,401,135              790,948               0.0%
#   Wisdom Marine Lines Co., Ltd.                                                1,318,415            1,529,343               0.0%
#   Wistron Corp.                                                               12,234,955           12,854,234               0.1%
#   Wistron NeWeb Corp.                                                          1,308,859            2,951,170               0.0%
#   WPG Holdings, Ltd.                                                           6,300,041            7,674,268               0.1%
    WT Microelectronics Co., Ltd.                                                2,076,177            3,315,441               0.0%
#   WUS Printed Circuit Co., Ltd.                                                1,855,000              850,054               0.0%
#   X-Legend Entertainment Co., Ltd.                                               109,375              548,028               0.0%
#   XAC Automation Corp.                                                           611,000            1,042,702               0.0%
    Xxentria Technology Materials Corp.                                            552,736            1,418,995               0.0%
#   Yageo Corp.                                                                  2,806,270            4,361,705               0.1%
*   Yang Ming Marine Transport Corp.                                             9,510,157            4,353,541               0.1%
#   YC Co., Ltd.                                                                 2,523,122            1,336,385               0.0%
#   YC INOX Co., Ltd.                                                            2,002,691            1,530,756               0.0%
#   YeaShin International Development Co., Ltd.                                  1,157,704              655,019               0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                                   241,313              971,419               0.0%
    YFY, Inc.                                                                    8,139,997            3,374,415               0.0%
#   Yi Jinn Industrial Co., Ltd.                                                 1,355,440              351,794               0.0%
#   Yieh Phui Enterprise Co., Ltd.                                               6,421,324            1,901,535               0.0%
#   Yonyu Plastics Co., Ltd                                                        412,050              423,453               0.0%
#*  Young Fast Optoelectronics Co., Ltd.                                           836,137              529,031               0.0%
#   Young Optics, Inc.                                                             375,214              637,706               0.0%
    Youngtek Electronics Corp.                                                     595,633            1,142,190               0.0%
    Yuanta Financial Holding Co., Ltd.                                          37,379,252           18,828,890               0.1%
    Yufo Electronics Co., Ltd.                                                     108,000               66,813               0.0%
    Yulon Motor Co., Ltd.                                                        4,748,715            7,005,907               0.1%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                               356,350              953,695               0.0%
#   Yungshin Construction & Development Co., Ltd.                                  295,000              609,371               0.0%
#   YungShin Global Holding Corp.                                                  758,000            1,379,435               0.0%
#   Yungtay Engineering Co., Ltd.                                                2,170,000            4,818,759               0.1%
#   Zeng Hsing Industrial Co., Ltd.                                                348,974            1,756,625               0.0%
#   Zenitron Corp.                                                               1,164,000              652,938               0.0%
#   Zhen Ding Technology Holding, Ltd.                                           1,710,150            4,698,640               0.1%
    Zig Sheng Industrial Co., Ltd.                                               2,833,638              783,141               0.0%
#   Zinwell Corp.                                                                1,711,979            1,651,198               0.0%
#   Zippy Technology Corp.                                                         565,028              637,718               0.0%
#   ZongTai Real Estate Development Co., Ltd.                                      691,276              412,859               0.0%
                                                                                              -----------------    --------------
TOTAL TAIWAN                                                                                      2,284,023,608              14.5%
                                                                                              -----------------    --------------
THAILAND -- (3.1%)
    AAPICO Hitech PCL                                                              751,080              355,131               0.0%
    Advanced Info Service PCL                                                    2,320,709           17,029,458               0.1%
    Airports of Thailand PCL                                                     1,357,500           10,086,429               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
THAILAND -- (Continued)
*   AJ Plast PCL                                                                 1,550,300    $         490,270               0.0%
    Amarin Printing & Publishing PCL                                                46,970               16,584               0.0%
    Amata Corp. PCL                                                              2,960,700            1,408,991               0.0%
    Ananda Development PCL                                                       1,475,100              172,103               0.0%
    AP Thailand PCL                                                              8,249,076            1,684,260               0.0%
    Asia Green Energy PCL                                                        2,550,350              176,966               0.0%
    Asia Plus Securities PCL(B081WP3)                                            4,269,200              513,825               0.0%
    Asia Plus Securities PCL(B081Z10)                                            1,260,100              151,661               0.0%
    Asian Insulators PCL                                                         1,710,100              530,304               0.0%
    Bangchak Petroleum PCL (The)                                                 5,286,100            5,437,039               0.1%
    Bangkok Aviation Fuel Services PCL                                           1,221,554            1,359,574               0.0%
    Bangkok Bank PCL(6077019)                                                    1,321,500            8,195,978               0.1%
    Bangkok Bank PCL(6368360)                                                    1,415,100            8,602,696               0.1%
    Bangkok Chain Hospital PCL                                                   6,492,050            1,943,429               0.0%
    Bangkok Dusit Medical Services PCL                                          16,747,000            9,512,419               0.1%
    Bangkok Expressway PCL                                                       2,379,400            2,776,088               0.0%
    Bangkok Insurance PCL                                                           16,040              180,739               0.0%
    Bangkok Land PCL                                                             2,802,700              172,103               0.0%
    Bangkok Life Assurance PCL                                                   2,329,040            4,129,630               0.0%
*   Bangkok Metro PCL                                                           44,771,808            2,680,535               0.0%
    Bangkokland PCL                                                             59,874,100            3,676,641               0.0%
    Banpu PCL                                                                    6,025,740            5,226,502               0.1%
    BEC World PCL                                                                3,301,100            4,890,331               0.1%
    Berli Jucker PCL                                                             2,511,500            3,508,543               0.0%
    Big C Supercenter PCL(6763932)                                                 304,900            2,181,200               0.0%
    Big C Supercenter PCL(6368434)                                                 846,500            6,055,711               0.1%
    Bumrungrad Hospital PCL                                                        988,000            4,034,510               0.0%
    Cal-Comp Electronics Thailand PCL                                           11,187,592            1,037,351               0.0%
    Central Pattana PCL                                                          4,269,700            6,325,239               0.1%
    Central Plaza Hotel PCL                                                      2,874,500            3,331,666               0.0%
    CH Karnchang PCL                                                             3,525,267            2,976,507               0.0%
    Charoen Pokphand Foods PCL                                                  11,374,300           10,913,321               0.1%
    Charoong Thai Wire & Cable PCL                                               1,034,400              377,936               0.0%
    Christiani & Nielsen Thai                                                    2,094,400              331,169               0.0%
    Country Group Securities PCL                                                 4,415,811              225,061               0.0%
    CP ALL PCL                                                                   7,114,200            9,938,474               0.1%
    CS Loxinfo PCL                                                               1,599,300              491,035               0.0%
    Delta Electronics Thailand PCL                                               2,342,000            4,637,980               0.0%
    Demco PCL                                                                    1,623,800              827,605               0.0%
    Dhipaya Insurance PCL                                                          288,500              354,314               0.0%
    Diamond Building Products PCL                                                3,315,400              600,579               0.0%
    DSG International Thailand PCL                                               2,609,160              636,869               0.0%
    Dynasty Ceramic PCL                                                            801,800            1,452,447               0.0%
    Eastern Water Resources Development and Management PCL                       3,136,600            1,049,707               0.0%
    Electricity Generating PCL(6368553)                                            161,000              850,230               0.0%
    Electricity Generating PCL(6304643)                                            583,000            3,078,784               0.0%
    Energy Absolute PCL                                                          2,036,600            1,513,224               0.0%
    Erawan Group PCL (The)                                                       6,605,800              953,247               0.0%
*   Esso Thailand PCL                                                            9,553,600            1,613,288               0.0%
*   G J Steel PCL                                                              100,918,450              278,866               0.0%
*   G Steel PCL                                                                 22,734,200              139,602               0.0%
    GFPT PCL                                                                     3,497,222            2,072,348               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
THAILAND -- (Continued)
    Glow Energy PCL                                                              2,009,900    $       6,171,016               0.1%
*   GMM Grammy PCL                                                               1,256,460              532,366               0.0%
*   Golden Land Property Development PCL(6375296)                                  767,700              210,958               0.0%
*   Golden Land Property Development PCL(6368586)                                  816,400              224,341               0.0%
    Grand Canal Land PCL                                                         4,831,500              522,164               0.0%
*   Grande Asset Hotels & Property PCL                                           4,872,700              377,010               0.0%
    Gunkul Engineering PCL                                                       1,433,900            1,083,019               0.0%
    Hana Microelectronics PCL                                                    2,224,857            2,971,485               0.0%
    Hemaraj Land and Development PCL(6710046)                                      374,400               54,947               0.0%
    Hemaraj Land and Development PCL(6710165)                                   21,216,200            3,113,707               0.0%
    Home Product Center PCL                                                     15,881,646            4,534,827               0.0%
    ICC International PCL                                                           51,000               63,026               0.0%
    Indorama Ventures PCL                                                        9,229,100            6,772,352               0.1%
    Intouch Holdings PCL                                                         1,744,500            3,963,555               0.0%
    IRPC PCL                                                                    46,980,290            4,933,147               0.1%
*   Italian-Thai Development PCL                                                11,803,719            2,065,741               0.0%
*   ITV PCL                                                                        183,700                   --               0.0%
    Jasmine International PCL                                                   15,442,000            3,532,174               0.0%
    Jay Mart PCL                                                                 1,456,075              612,472               0.0%
    Jubilee Enterprise PCL                                                          89,200              111,603               0.0%
    Kang Yong Electric PCL                                                           2,000               15,720               0.0%
    Kasikornbank PCL(6888794)                                                    1,478,800           10,715,284               0.1%
    Kasikornbank PCL(6364766)                                                    2,289,500           16,589,561               0.1%
    KCE Electronics PCL                                                          1,397,882            1,716,773               0.0%
    KGI Securities Thailand PCL                                                  5,950,300              606,540               0.0%
    Khon Kaen Sugar Industry PCL                                                 3,998,600            1,596,002               0.0%
    Kiatnakin Bank PCL                                                           2,571,007            3,335,126               0.0%
    Krung Thai Bank PCL                                                         26,476,275           18,940,657               0.1%
    Krungthai Card PCL                                                             115,200              244,053               0.0%
    Laguna Resorts & Hotels PCL                                                     10,800               10,528               0.0%
    Lam Soon Thailand PCL                                                          354,600               44,856               0.0%
    Land & Houses PCL(6581930)                                                   3,326,700            1,041,828               0.0%
    Land & Houses PCL(6581941)                                                  14,339,280            4,490,656               0.0%
    Lanna Resources PCL                                                          1,433,750              572,267               0.0%
    LH Financial Group PCL                                                       5,415,623              302,623               0.0%
    Loxley PCL                                                                   6,007,735              848,498               0.0%
    LPN Development PCL(B00Q643)                                                 3,752,200            2,868,584               0.0%
    LPN Development PCL(B00PXK5)                                                   301,300              230,346               0.0%
    Major Cineplex Group PCL                                                     2,515,300            1,838,015               0.0%
    Maybank Kim Eng Securities Thailand PCL                                        244,400              171,088               0.0%
    MBK PCL                                                                      3,601,000            1,780,046               0.0%
    MCOT PCL                                                                     1,553,700              973,150               0.0%
    Minor International PCL                                                      6,092,561            6,500,353               0.1%
    Modernform Group PCL                                                           333,600              104,474               0.0%
    Muang Thai Insurance PCL                                                        19,800              100,307               0.0%
    Muramoto Electron Thailand PCL                                                   7,400               49,303               0.0%
    Nation Multimedia Group PCL                                                 10,545,600              508,339               0.0%
*   Natural Park PCL                                                            43,907,800               94,367               0.0%
    Nava Nakorn PCL                                                                405,800               25,168               0.0%
    Noble Development PCL                                                           56,100               17,913               0.0%
    Padaeng Industry PCL                                                           192,800               98,857               0.0%
*   Polyplex Thailand PCL                                                        2,265,800              813,935               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
THAILAND -- (Continued)
    Precious Shipping PCL                                                        2,686,400    $       1,756,841               0.0%
    Premier Marketing PCL                                                          266,400               78,930               0.0%
    President Bakery PCL                                                             1,800                2,487               0.0%
*   Property Perfect PCL                                                        17,857,300              805,964               0.0%
    Pruksa Real Estate PCL                                                       5,612,600            5,772,862               0.1%
    PTT Exploration & Production PCL                                             5,715,769           25,709,554               0.2%
    PTT Global Chemical PCL                                                      6,530,911           12,432,192               0.1%
    PTT PCL                                                                      3,548,380           40,092,227               0.3%
    Quality Houses PCL                                                          21,293,175            2,811,196               0.0%
*   Raimon Land PCL                                                             14,104,100              952,687               0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)                       1,283,900            2,394,748               0.0%
    Ratchaburi Electricity Generating Holding PCL(6362771)                         737,200            1,375,035               0.0%
*   Regional Container Lines PCL                                                 2,241,300              743,201               0.0%
    Robinson Department Store PCL                                                1,541,700            2,425,917               0.0%
*   Rojana Industrial Park PCL                                                   3,591,000              843,450               0.0%
    RS PCL                                                                       3,776,600              997,199               0.0%
    Saha-Union PCL                                                                 630,900              808,722               0.0%
*   Sahaviriya Steel Industries PCL                                             57,283,780              597,989               0.0%
    Samart Corp. PCL                                                             3,073,200            3,113,773               0.0%
    Samart I-Mobile PCL                                                         13,831,400            1,528,801               0.0%
    Samart Telcoms PCL                                                           1,798,500            1,214,830               0.0%
    Sansiri PCL                                                                 39,254,385            2,482,777               0.0%
    SC Asset Corp PCL                                                           11,393,237            1,322,273               0.0%
    Siam Cement PCL (The)(6609906)                                                 129,300            1,794,400               0.0%
    Siam Cement PCL (The)(6609928)                                                 626,000            8,649,064               0.1%
    Siam City Cement PCL(6806387)                                                  324,300            4,181,947               0.0%
    Siam City Cement PCL(6363194)                                                   19,700              254,037               0.0%
    Siam Commercial Bank PCL (The)                                               3,359,869           18,310,616               0.1%
    Siam Future Development PCL                                                  4,464,688              959,558               0.0%
    Siam Global House PCL                                                        5,125,905            2,045,955               0.0%
    Siamgas & Petrochemicals PCL                                                 2,441,200              944,400               0.0%
    Sino Thai Engineering & Construction PCL                                     4,567,371            3,681,102               0.0%
    SNC Former PCL                                                                 954,900              448,571               0.0%
    Somboon Advance Technology PCL                                               1,749,025              988,089               0.0%
    SPCG PCL                                                                     2,060,200            1,597,177               0.0%
    Sri Ayudhya Capital PCL                                                        193,100              254,937               0.0%
    Sri Trang Agro-Industry PCL                                                  5,949,900            2,667,134               0.0%
    Sriracha Construction PCL                                                      644,700              697,749               0.0%
    Srithai Superware PCL                                                        7,975,000              666,012               0.0%
*   Stars Microelectronics Thailand PCL                                            663,900              117,207               0.0%
    STP & I PCL                                                                  5,071,912            3,410,343               0.0%
    Supalai PCL                                                                  4,715,200            3,727,860               0.0%
    Susco PCL                                                                    2,397,300              312,083               0.0%
    SVI PCL                                                                      5,228,828              850,869               0.0%
    Symphony Communication PCL                                                     538,700              294,408               0.0%
*   Tata Steel Thailand PCL                                                     13,913,600              397,287               0.0%
    Thai Agro Energy PCL                                                           279,230               39,437               0.0%
*   Thai Airways International PCL                                               7,863,337            3,452,432               0.0%
    Thai Carbon Black PCL                                                          157,300              134,021               0.0%
    Thai Central Chemical PCL                                                      233,100              207,550               0.0%
    Thai Metal Trade PCL                                                           396,500              130,259               0.0%
    Thai Oil PCL                                                                 3,835,000            5,269,151               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
THAILAND -- (Continued)
    Thai Rayon PCL                                                                  20,400    $          19,573               0.0%
*   Thai Reinsurance PCL                                                           145,246               15,787               0.0%
    Thai Rung Union Car PCL                                                        526,800               80,549               0.0%
    Thai Stanley Electric PCL(B01GKK6)                                             150,500            1,011,959               0.0%
    Thai Stanley Electric PCL(B01GKM8)                                               5,600               37,654               0.0%
    Thai Union Frozen Products PCL                                               2,109,590            4,825,436               0.1%
    Thai Vegetable Oil PCL                                                       2,208,925            1,512,405               0.0%
    Thai-German Ceramic Industry PCL                                             2,362,200              246,591               0.0%
    Thaicom PCL                                                                  2,537,100            3,057,451               0.0%
    Thanachart Capital PCL                                                       3,772,300            4,053,746               0.0%
    Thitikorn PCL                                                                  849,200              258,123               0.0%
*   Thoresen Thai Agencies PCL                                                   3,773,000            2,525,373               0.0%
    Ticon Industrial Connection PCL                                              3,228,224            1,843,567               0.0%
*   Tipco Asphalt PCL                                                              592,100            1,095,303               0.0%
*   TIPCO Foods PCL                                                              1,182,000              250,408               0.0%
    Tisco Financial Group PCL(B3KFW10)                                             284,790              389,105               0.0%
    Tisco Financial Group PCL(B3KFW76)                                           2,134,800            2,916,752               0.0%
    TMB Bank PCL                                                                84,195,113            7,961,957               0.1%
    Total Access Communication PCL(B1YWK08)                                      2,376,300            7,551,337               0.1%
    Total Access Communication PCL(B231MK7)                                        200,000              635,554               0.0%
    Toyo-Thai Corp. PCL(B5ML0B6)                                                   756,468              679,358               0.0%
    Toyo-Thai Corp. PCL(B5ML0D8)                                                   195,104              175,216               0.0%
    TPI Polene PCL                                                              67,570,610            3,755,075               0.0%
*   True Corp. PCL                                                              33,249,893           12,046,323               0.1%
    TTW PCL                                                                      8,588,300            3,190,618               0.0%
    Union Mosaic Industry PCL (The)                                              1,020,550              230,305               0.0%
    Unique Engineering & Construction PCL                                        3,960,100            1,276,667               0.0%
    Univanich Palm Oil PCL                                                         477,000              147,918               0.0%
    Univentures PCL                                                              3,618,600            1,111,022               0.0%
    Vanachai Group PCL                                                           2,951,520              706,842               0.0%
    Vibhavadi Medical Center PCL                                                 2,838,480            1,403,117               0.0%
    Vinythai PCL                                                                 2,320,500              755,213               0.0%
*   Workpoint Entertainment PCL                                                    763,000              878,493               0.0%
                                                                                              -----------------    --------------
TOTAL THAILAND                                                                                      525,673,733               3.3%
                                                                                              -----------------    --------------
TURKEY -- (2.0%)
#*  Adana Cimento Sanayii TAS Class A                                              408,542              952,037               0.0%
#   Adel Kalemcilik Ticaret ve Sanayi A.S.                                          29,129              663,705               0.0%
#*  Adese Alisveris Merkezleri Ticaret A.S.                                        238,992              884,160               0.0%
    Akbank TAS                                                                   6,121,964           22,106,067               0.2%
    Akcansa Cimento A.S.                                                           316,015            2,032,690               0.0%
#*  Akenerji Elektrik Uretim A.S.                                                2,669,779            1,404,733               0.0%
#   Akfen Holding A.S.                                                             604,903            1,292,568               0.0%
    Aksa Akrilik Kimya Sanayii A.S.                                                818,404            2,691,153               0.0%
    Aksigorta A.S.                                                                 858,752            1,039,257               0.0%
#   Alarko Holding A.S.                                                            797,997            1,442,902               0.0%
    Albaraka Turk Katilim Bankasi A.S.                                           2,289,489            1,616,695               0.0%
#   Alkim Alkali Kimya A.S.                                                         66,043              473,104               0.0%
*   Anadolu Anonim Turk Sigorta Sirketi                                          1,642,312            1,042,125               0.0%
#   Anadolu Cam Sanayii A.S.                                                       952,027              813,562               0.0%
*   Anadolu Efes Biracilik Ve Malt Sanayii A.S.                                    689,135            8,052,920               0.1%
#   Anadolu Hayat Emeklilik A.S.                                                   338,327              754,681               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TURKEY -- (Continued)
#   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.                                   65,250    $         679,184               0.0%
    Arcelik A.S.                                                                 1,145,324            7,031,326               0.1%
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.                                      378,829            1,720,700               0.0%
#*  Asya Katilim Bankasi A.S.                                                    3,714,712            1,203,335               0.0%
    Aygaz A.S.                                                                     271,764            1,146,172               0.0%
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                                         164,470              925,505               0.0%
*   Banvit Bandirma Vitaminli Yem Sanayii ASA                                      282,813              465,383               0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.                                      195,186              603,502               0.0%
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.                             550,859              654,654               0.0%
    BIM Birlesik Magazalar A.S.                                                    581,298           13,279,325               0.1%
#   Bizim Toptan Satis Magazalari A.S.                                             143,339            1,173,115               0.0%
*   Bolu Cimento Sanayii A.S.                                                      394,354              769,224               0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                                 532,667            1,717,185               0.0%
#*  Bosch Fren Sistemleri                                                              584               32,820               0.0%
#*  Boyner Buyuk Magazacilik                                                       173,861              341,995               0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari AS                                      81,444            1,793,289               0.0%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                               419,196            1,711,998               0.0%
    Bursa Cimento Fabrikasi A.S.                                                   125,366              322,691               0.0%
*   Celebi Hava Servisi A.S.                                                        89,224            1,053,589               0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                                           320,343            2,369,308               0.0%
    Coca-Cola Icecek A.S.                                                          201,091            4,580,632               0.0%
#*  Deva Holding A.S.                                                              533,530              491,980               0.0%
#*  Dogan Sirketler Grubu Holding A.S.                                           6,783,369            2,044,164               0.0%
    Dogus Otomotiv Servis ve Ticaret A.S.                                          513,379            2,203,744               0.0%
#*  Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.                                    963,655              862,573               0.0%
*   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.                               150,885              293,425               0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                                      329,650              910,706               0.0%
#   EGE Endustri VE Ticaret A.S.                                                    18,766            1,392,770               0.0%
    EGE Seramik Sanayi ve Ticaret A.S.                                             800,885            1,285,808               0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
      Ticaret A.S.                                                               1,588,556            1,679,428               0.0%
    Enka Insaat ve Sanayi A.S.                                                   1,706,524            4,129,475               0.0%
    Eregli Demir ve Celik Fabrikalari TAS                                        9,345,749           19,478,805               0.1%
#*  Fenerbahce Futbol A.S.                                                          62,726              978,477               0.0%
*   Ford Otomotiv Sanayi A.S.                                                      315,001            4,023,457               0.0%
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.                             66,447              594,986               0.0%
    Gentas Genel Metal Sanayi ve Ticaret A.S.                                      373,621              275,549               0.0%
*   Global Yatirim Holding A.S.                                                  1,667,335            1,049,489               0.0%
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.                                61,429                   --               0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                            55,701            1,484,796               0.0%
#   Goodyear Lastikleri TAS                                                         42,180            1,796,526               0.0%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                               1,062,316            1,304,500               0.0%
#*  GSD Holding                                                                  1,999,318            1,285,787               0.0%
    Gubre Fabrikalari TAS                                                        1,171,274            2,217,049               0.0%
*   Gunes Sigorta                                                                  249,174              220,793               0.0%
#*  Hurriyet Gazetecilik A.S.                                                    1,093,213              304,711               0.0%
#*  Ihlas Holding A.S.                                                           7,195,890              971,044               0.0%
#*  Ihlas Madencilik A.S.                                                          201,541              126,902               0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.                 88,652              195,504               0.0%
#*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.                                    753,290              579,203               0.0%
    Is Finansal Kiralama A.S.                                                      777,766              322,279               0.0%
    Is Yatirim Menkul Degerler A.S. Class A                                        188,572               96,775               0.0%
#*  Izmir Demir Celik Sanayi A.S.                                                  522,928              697,870               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TURKEY -- (Continued)
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A                  1,142,798    $       1,464,578               0.0%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B                    564,947              687,931               0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D                  5,544,743            6,184,519               0.1%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                                      1,790,184            1,095,081               0.0%
#   Kartonsan Karton Sanayi ve Ticaret A.S.                                          8,686              876,826               0.0%
#*  Kerevitas Gida Sanayi ve Ticaret A.S.                                            6,569              103,794               0.0%
    KOC Holding A.S.                                                             2,142,916           10,924,213               0.1%
#   Konya Cimento Sanayii A.S.                                                      10,189            1,131,574               0.0%
#   Koza Altin Isletmeleri A.S.                                                    219,173            1,412,667               0.0%
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.                               1,358,132            1,056,662               0.0%
*   Mardin Cimento Sanayii ve Ticaret A.S.                                         228,133              498,743               0.0%
*   Marshall Boya ve Vernik                                                         36,322              590,596               0.0%
#*  Menderes Tekstil Sanayi ve Ticaret A.S.                                        187,627               93,689               0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                                 1,513,273              367,420               0.0%
*   Migros Ticaret A.S.                                                            177,691            1,648,104               0.0%
#*  Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.                                192,675               97,025               0.0%
#*  NET Holding A.S.                                                             1,080,794            1,400,491               0.0%
#*  Netas Telekomunikasyon A.S.                                                    237,451              651,617               0.0%
    Nuh Cimento Sanayi A.S.                                                        187,430              812,147               0.0%
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                                         109,123            3,017,257               0.0%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.                         438,163              787,876               0.0%
*   Parsan Makina Parcalari                                                          4,772                9,763               0.0%
#   Petkim Petrokimya Holding A.S.                                               4,249,998            6,767,948               0.1%
    Pinar Entegre Et ve Un Sanayi A.S.                                              84,385              346,599               0.0%
    Pinar SUT Mamulleri Sanayii A.S.                                               107,752            1,037,329               0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                            202,914              289,093               0.0%
*   Sasa Polyester Sanayi A.S.                                                   1,412,522            1,283,088               0.0%
#*  Sekerbank TAS                                                                2,871,269            2,621,685               0.0%
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                                      996,327              946,301               0.0%
    Soda Sanayii A.S.                                                              943,761            1,745,207               0.0%
#*  Tat Gida Sanayi A.S.                                                           761,950            1,086,049               0.0%
    TAV Havalimanlari Holding A.S.                                                 627,179            5,261,435               0.1%
#*  Tekfen Holding A.S.                                                          1,337,463            3,362,994               0.0%
#   Teknosa Ic Ve Dis Ticaret A.S.                                                 139,705              558,027               0.0%
#*  Tekstil Bankasi A.S.                                                         1,044,262              859,313               0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                                             603,827            3,788,584               0.0%
#   Trakya Cam Sanayi A.S.                                                       3,249,348            4,267,579               0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                                        408,430            8,858,456               0.1%
#   Turcas Petrol A.S.                                                             496,674              540,605               0.0%
*   Turk Hava Yollari                                                            4,038,917           13,238,124               0.1%
    Turk Telekomunikasyon A.S.                                                   1,124,605            3,230,444               0.0%
#   Turk Traktor ve Ziraat Makineleri A.S.                                         110,580            3,487,449               0.0%
#*  Turkcell Iletisim Hizmetleri A.S.                                            1,307,499            7,600,839               0.1%
#*  Turkcell Iletisim Hizmetleri A.S. ADR                                          293,927            4,300,152               0.0%
    Turkiye Garanti Bankasi A.S.                                                 6,772,059           26,430,619               0.2%
    Turkiye Halk Bankasi A.S.                                                    2,445,699           16,331,267               0.1%
    Turkiye Is Bankasi                                                           5,365,823           13,416,718               0.1%
#   Turkiye Sinai Kalkinma Bankasi A.S.                                          6,449,040            5,658,338               0.1%
    Turkiye Sise ve Cam Fabrikalari A.S.                                         4,021,163            6,114,380               0.1%
#   Turkiye Vakiflar Bankasi Tao                                                 4,199,622            9,025,642               0.1%
    Ulker Biskuvi Sanayi A.S.                                                      626,894            4,621,111               0.1%
    Vestel Beyaz Esya Sanayi ve Ticaret A.S.                                       445,783            1,955,377               0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
TURKEY -- (Continued)
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                                     1,147,392    $       3,794,335               0.0%
#   Yapi ve Kredi Bankasi A.S.                                                   2,960,083            6,482,444               0.1%
#*  Zorlu Enerji Elektrik Uretim A.S.                                            1,723,229            2,049,597               0.0%
                                                                                              -----------------    --------------
TOTAL TURKEY                                                                                        350,405,567               2.2%
                                                                                              -----------------    --------------
TOTAL COMMON STOCKS                                                                              15,071,088,421              95.9%
                                                                                              -----------------    --------------
PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
    AES Tiete SA                                                                   554,606            4,192,950               0.0%
    Alpargatas SA                                                                  570,460            1,999,076               0.0%
    Banco ABC Brasil SA                                                            772,291            4,286,331               0.0%
    Banco Bradesco SA                                                            2,851,473           42,951,675               0.3%
#   Banco Bradesco SA ADR                                                        5,097,969           76,367,571               0.5%
    Banco Daycoval SA                                                              181,994              662,095               0.0%
    Banco do Estado do Rio Grande do Sul SA Class B                              1,077,174            6,435,069               0.1%
*   Banco Industrial e Comercial SA                                                306,755              775,359               0.0%
*   Banco Pan SA                                                                 1,370,328            1,592,960               0.0%
    Banco Pine SA                                                                  192,365              533,833               0.0%
    Banco Sofisa SA                                                                 68,200               68,885               0.0%
    Braskem SA Class A                                                             185,000            1,353,672               0.0%
    Centrais Eletricas Brasileiras SA Class B                                      849,200            3,212,500               0.0%
    Centrais Eletricas de Santa Catarina SA                                         64,363              370,012               0.0%
    Cia Brasileira de Distribuicao                                                 359,615           15,055,509               0.1%
    Cia de Gas de Sao Paulo COMGAS Class A                                         115,695            2,282,401               0.0%
    Cia de Saneamento do Parana                                                     96,300              228,542               0.0%
    Cia de Transmissao de Energia Eletrica Paulista                                247,093            3,833,593               0.0%
    Cia Energetica de Minas Gerais                                               2,512,758           14,426,081               0.1%
    Cia Energetica de Sao Paulo Class B                                            794,814            7,837,095               0.1%
    Cia Energetica do Ceara Class A                                                 64,530              898,268               0.0%
    Cia Ferro Ligas da Bahia - Ferbasa                                             204,782              688,343               0.0%
    Cia Paranaense de Energia                                                      211,160            2,950,124               0.0%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA                         694,086            1,938,901               0.0%
    Empresa Metropolitana de Aguas e Energia SA                                      6,100                9,377               0.0%
    Eucatex SA Industria e Comercio                                                 87,459              153,767               0.0%
*   Forjas Taurus SA                                                               400,223               61,268               0.0%
    Gerdau SA                                                                      706,915            3,166,238               0.0%
*   Gol Linhas Aereas Inteligentes SA                                              545,766            2,816,398               0.0%
    Itau Unibanco Holding SA                                                     3,529,263           52,373,393               0.4%
    Itau Unibanco Holding SA ADR                                                 6,110,461           90,190,404               0.6%
    Lojas Americanas SA                                                          2,422,909           14,303,949               0.1%
    Marcopolo SA                                                                 2,270,518            3,886,048               0.0%
    Oi SA                                                                        4,607,229            2,421,554               0.0%
    Parana Banco SA                                                                 45,100              197,537               0.0%
    Petroleo Brasileiro SA                                                       2,137,472           13,147,281               0.1%
    Petroleo Brasileiro SA Sponsored ADR                                         5,128,535           62,721,983               0.4%
    Randon Participacoes SA                                                      1,464,695            3,687,282               0.0%
    Saraiva SA Livreiros Editores                                                  167,864              939,229               0.0%
    Suzano Papel e Celulose SA Class A                                           1,931,399            8,161,321               0.1%
    Telefonica Brasil SA                                                           225,198            4,603,091               0.0%
    Unipar Carbocloro SA Class B                                                 1,538,997              309,553               0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A                               2,502,158            5,753,349               0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
BRAZIL -- (Continued)
    Vale SA                                                                      2,210,768    $      19,236,590               0.1%
#   Vale SA Sponsored ADR                                                        4,036,193           35,357,051               0.2%
                                                                                              -----------------    --------------
TOTAL BRAZIL                                                                                        518,437,508               3.3%
                                                                                              -----------------    --------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                                                       676                1,167               0.0%
    Embotelladora Andina SA                                                        139,928              356,923               0.0%
    Embotelladora Andina SA Class B                                                212,801              669,021               0.0%
    Sociedad Quimica y Minera de Chile SA Class B                                   11,313              264,907               0.0%
                                                                                              -----------------    --------------
TOTAL CHILE                                                                                           1,292,018               0.0%
                                                                                              -----------------    --------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                                            709,509            1,331,084               0.0%
    Banco Davivienda SA                                                            460,847            6,876,308               0.1%
    Bancolombia SA                                                                 220,497            3,099,282               0.0%
    Grupo Aval Acciones y Valores                                                5,127,691            3,476,612               0.0%
    Grupo de Inversiones Suramericana SA                                           147,239            2,968,395               0.0%
                                                                                              -----------------    --------------
TOTAL COLOMBIA                                                                                       17,751,681               0.1%
                                                                                              -----------------    --------------
TOTAL PREFERRED STOCKS                                                                              537,481,207               3.4%
                                                                                              -----------------    --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Banco Pan SA Rights 11/19/14                                                    73,554                  594               0.0%
*   Prumo Logistica SA Rights 11/21/14                                             243,801                  984               0.0%
                                                                                              -----------------    --------------
TOTAL BRAZIL                                                                                              1,578               0.0%
                                                                                              -----------------    --------------
HONG KONG -- (0.0%)
#*  Agile Property Holdings, Ltd. Rights 11/11/14                                  970,941               65,104               0.0%
*   China Taiping Insurance Holdings Co., Ltd. Rights 11/18/14                     780,066              477,788               0.0%
#*  HKC Holdings, Ltd. Warrants 10/15/15                                         3,950,442               19,866               0.0%
*   Tonly Electronics Holdings, Ltd. Rights                                        134,360               26,681               0.0%
                                                                                              -----------------    --------------
TOTAL HONG KONG                                                                                         589,439               0.0%
                                                                                              -----------------    --------------
INDONESIA -- (0.0%)
*   Pabrik Kertas Tjiwi Kimia Tbk PT Warrants 07/11/17                             250,733                4,004               0.0%
                                                                                              -----------------    --------------
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants 12/31/15                           481,287                   --               0.0%
                                                                                              -----------------    --------------
POLAND -- (0.0%)
*   PZ Cormay SA Rights                                                             66,507                4,672               0.0%
                                                                                              -----------------    --------------
SOUTH KOREA -- (0.0%)
*   Shinil Industrial Co., Ltd. Rights 11/10/14                                     27,786               12,479               0.0%
                                                                                              -----------------    --------------
TAIWAN -- (0.0%)
*   Neo Solar Power Corp. Rights 11/24/14                                          263,261                   --               0.0%
*   Silicon Power Computer & Communications, Inc. Rights 11/20/14                   15,150                   --               0.0%
*   Tong-Tai Machine & Tool Co., Ltd. Rights 12/17/14                               83,207                1,231               0.0%
                                                                                              -----------------    --------------
TOTAL TAIWAN                                                                                              1,231               0.0%
                                                                                              -----------------    --------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                         -----------------    -----------------    ---------------
THAILAND -- (0.0%)
*   Indorama Ventures PCL Warrants 08/24/17                                        634,600    $          68,974               0.0%
*   Indorama Ventures PCL Warrants 08/24/18                                        671,030               59,748               0.0%
*   Loxley PCL Warrants 09/30/17                                                    45,433                3,459               0.0%
*   Minor International PCL Warrants 12/31/15                                      304,628                   --               0.0%
*   Unique Engineering & Construction PCL Rights 11/14/14                          198,005                9,119               0.0%
                                                                                              -----------------    --------------
TOTAL THAILAND                                                                                          141,300               0.0%
                                                                                              -----------------    --------------
TOTAL RIGHTS/WARRANTS                                                                                   754,703               0.0%
                                                                                              -----------------    --------------

                                                                                                   VALUE+
                                                                                              -----------------
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund                                           134,800,951        1,559,646,998               9.9%
                                                                                              -----------------    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $15,821,830,424)                                          $  17,168,971,329             109.2%
                                                                                              =================    ==============

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        --------------------------------------------------------------------------
                                                            LEVEL 1            LEVEL 2             LEVEL 3              TOTAL
                                                        ----------------   ----------------   ----------------   -----------------
Common Stocks
    Brazil                                              $    336,497,923   $    729,626,410                 --   $   1,066,124,333
    Chile                                                     63,360,193        160,876,223                 --         224,236,416
    China                                                    256,973,549      2,156,744,561                 --       2,413,718,110
    Colombia                                                  77,013,599                 --                 --          77,013,599
    Czech Republic                                                    --         38,214,099                 --          38,214,099
    Egypt                                                             --         11,209,468                 --          11,209,468
    Greece                                                     1,939,009         73,235,045                 --          75,174,054
    Hong Kong                                                         --            180,757                 --             180,757
    Hungary                                                      245,839         33,041,018                 --          33,286,857
    India                                                    154,248,766      1,343,566,995                 --       1,497,815,761
    Indonesia                                                 18,275,402        460,833,739                 --         479,109,141
    Malaysia                                                       2,543        729,417,158                 --         729,419,701
    Mexico                                                   865,718,529             99,063                 --         865,817,592
    Peru                                                      23,298,299                 --                 --          23,298,299
    Philippines                                                5,515,795        222,511,180                 --         228,026,975
    Poland                                                            --        307,892,448                 --         307,892,448
    Russia                                                     8,164,696        276,414,028                 --         284,578,724
    South Africa                                              94,442,565      1,156,370,563                 --       1,250,813,128
    South Korea                                              112,829,958      2,191,515,750                 --       2,304,345,708
    Spain                                                        710,343                 --                 --             710,343
    Taiwan                                                   107,784,054      2,176,239,554                 --       2,284,023,608
    Thailand                                                 525,673,733                 --                 --         525,673,733
    Turkey                                                     5,503,487        344,902,080                 --         350,405,567
Preferred Stocks
    Brazil                                                   264,637,009        253,800,499                 --         518,437,508
    Chile                                                             --          1,292,018                 --           1,292,018
    Colombia                                                  17,751,681                 --                 --          17,751,681
Rights/Warrants
    Brazil                                                            --              1,578                 --               1,578
    Hong Kong                                                         --            589,439                 --             589,439
    Indonesia                                                         --              4,004                 --               4,004
    Malaysia                                                          --                 --                 --                  --
    Poland                                                            --              4,672                 --               4,672
    South Korea                                                       --             12,479                 --              12,479
    Taiwan                                                            --              1,231                 --               1,231
    Thailand                                                          --            141,300                 --             141,300
Securities Lending Collateral                                         --      1,559,646,998                 --       1,559,646,998
                                                        ----------------   ----------------   ----------------   -----------------
TOTAL                                                   $  2,940,586,972   $ 14,228,384,357                 --   $  17,168,971,329
                                                        ================   ================   ================   =================

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                           PERCENTAGE
                                                 SHARES       VALUE+     OF NET ASSETS**
                                                --------- -------------- ---------------
COMMON STOCKS -- (95.1%)
Consumer Discretionary -- (11.7%)
#   Autoliv, Inc.                                  12,172 $    1,116,659       0.0%
    Best Buy Co., Inc.                             32,996      1,126,483       0.0%
#   Carnival Corp.                              1,921,887     77,163,763       0.4%
    CBS Corp. Class A                               7,236        392,842       0.0%
    Comcast Corp. Class A                       9,873,756    546,512,395       3.0%
#   Comcast Corp. Special Class A               3,813,064    210,252,349       1.1%
#   Dillard's, Inc. Class A                       112,692     11,918,306       0.1%
    DR Horton, Inc.                               380,359      8,668,382       0.1%
#   Ford Motor Co.                              2,413,503     34,006,257       0.2%
#   GameStop Corp. Class A                        598,147     25,576,766       0.1%
    Gannett Co., Inc.                              17,041        536,791       0.0%
    General Motors Co.                          3,814,989    119,790,655       0.7%
    Graham Holdings Co. Class B                    32,261     25,279,720       0.1%
#*  Hyatt Hotels Corp. Class A                     26,622      1,576,555       0.0%
#   Kohl's Corp.                                  743,109     40,291,370       0.2%
#*  Lands' End, Inc.                              108,496      5,150,305       0.0%
    Lear Corp.                                     57,952      5,360,560       0.0%
#   Lennar Corp. Class A                          211,619      9,116,547       0.1%
    Lennar Corp. Class B                            4,312        151,394       0.0%
#*  Liberty Global P.L.C. Class C                   5,034        223,862       0.0%
*   Liberty Interactive Corp. Class A           2,576,808     67,357,761       0.4%
*   Liberty Media Corp.                           313,578     15,029,794       0.1%
*   Liberty Media Corp. Class A                   156,789      7,529,008       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A    174,559      5,512,573       0.0%
*   Liberty Ventures Series A                     571,622     20,063,932       0.1%
#*  MGM Resorts International                   2,414,853     56,145,332       0.3%
*   Mohawk Industries, Inc.                       286,453     40,687,784       0.2%
#*  News Corp. Class A                            290,667      4,499,525       0.0%
#*  News Corp. Class B                             31,823        478,936       0.0%
    PVH Corp.                                      69,823      7,984,260       0.0%
    Royal Caribbean Cruises, Ltd.               1,051,952     71,501,177       0.4%
#*  Sears Holdings Corp.                          267,418      9,338,237       0.1%
    Service Corp. International                   229,074      5,009,848       0.0%
#   Staples, Inc.                               1,603,602     20,333,673       0.1%
#   Target Corp.                                1,106,428     68,399,379       0.4%
    Time Warner Cable, Inc.                     1,876,119    276,183,478       1.5%
#   Time Warner, Inc.                           5,052,904    401,554,281       2.2%
*   Time, Inc.                                    527,858     11,924,312       0.1%
#*  Toll Brothers, Inc.                           329,804     10,537,238       0.1%
*   TRW Automotive Holdings Corp.                     459         46,520       0.0%
#   Whirlpool Corp.                               123,680     21,279,144       0.1%
                                                          --------------      ----
Total Consumer Discretionary                               2,245,608,153      12.2%
                                                          --------------      ----
Consumer Staples -- (6.4%)
    Archer-Daniels-Midland Co.                  2,861,952    134,511,744       0.7%
    Bunge, Ltd.                                   553,069     49,029,567       0.3%
#   ConAgra Foods, Inc.                           364,170     12,509,239       0.1%
*   Constellation Brands, Inc. Class A            462,850     42,369,289       0.2%
    CVS Health Corp.                            6,986,047    599,472,693       3.3%
    Ingredion, Inc.                                20,328      1,570,338       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                            --------- -------------- ---------------
Consumer Staples -- (Continued)
    JM Smucker Co. (The)                      540,650 $   56,227,600       0.3%
#   Molson Coors Brewing Co. Class B          763,563     56,793,816       0.3%
    Mondelez International, Inc. Class A    6,213,977    219,104,829       1.2%
#   Safeway, Inc.                             196,076      6,835,209       0.0%
    Tyson Foods, Inc. Class A               1,430,128     57,705,665       0.3%
                                                      --------------      ----
Total Consumer Staples                                 1,236,129,989       6.7%
                                                      --------------      ----
Energy -- (19.8%)
    Anadarko Petroleum Corp.                2,644,697    242,730,291       1.3%
    Apache Corp.                            1,895,772    146,353,598       0.8%
    Baker Hughes, Inc.                      1,938,026    102,637,857       0.6%
#   Chesapeake Energy Corp.                 3,374,987     74,857,212       0.4%
    Chevron Corp.                           5,620,609    674,192,050       3.7%
    Cimarex Energy Co.                        155,458     17,670,911       0.1%
    ConocoPhillips                          6,993,622    504,589,827       2.7%
#   Denbury Resources, Inc.                 1,413,859     17,531,852       0.1%
    Devon Energy Corp.                      1,721,246    103,274,760       0.6%
    Exxon Mobil Corp.                       4,477,321    433,001,714       2.4%
#   Helmerich & Payne, Inc.                   516,470     44,839,925       0.2%
    Hess Corp.                              1,628,606    138,122,075       0.7%
    HollyFrontier Corp.                       498,931     22,641,489       0.1%
#   Kinder Morgan, Inc.                        76,885      2,975,449       0.0%
    Marathon Oil Corp.                      3,640,872    128,886,869       0.7%
    Marathon Petroleum Corp.                1,752,484    159,300,796       0.9%
#   Murphy Oil Corp.                          728,510     38,895,149       0.2%
    Nabors Industries, Ltd.                 1,372,075     24,491,539       0.1%
    National Oilwell Varco, Inc.            1,968,548    142,995,327       0.8%
*   Newfield Exploration Co.                   31,609      1,030,769       0.0%
#   Noble Corp. P.L.C.                        721,779     15,099,617       0.1%
    Occidental Petroleum Corp.              2,823,071    251,055,704       1.4%
#*  Paragon Offshore P.L.C.                   240,593      1,171,688       0.0%
    Patterson-UTI Energy, Inc.                732,485     16,869,130       0.1%
#   Peabody Energy Corp.                      226,438      2,361,748       0.0%
    Phillips 66                             2,603,498    204,374,593       1.1%
    QEP Resources, Inc.                       458,418     11,492,539       0.1%
#   Rowan Cos. P.L.C. Class A                 424,149     10,294,096       0.1%
*   Seventy Seven Energy, Inc.                111,218      1,453,619       0.0%
    Superior Energy Services, Inc.             99,669      2,506,675       0.0%
#   Tesoro Corp.                              615,285     43,937,502       0.2%
#   Transocean, Ltd.                        1,340,027     39,973,005       0.2%
    Valero Energy Corp.                     2,806,975    140,601,378       0.8%
*   Weatherford International P.L.C.        2,173,272     35,685,126       0.2%
*   Whiting Petroleum Corp.                   334,068     20,458,324       0.1%
#*  WPX Energy, Inc.                           50,407        963,782       0.0%
                                                      --------------      ----
Total Energy                                           3,819,317,985      20.8%
                                                      --------------      ----
Financials -- (19.7%)
    ACE, Ltd.                                  96,962     10,597,947       0.1%
    Aflac, Inc.                               607,834     36,305,925       0.2%
*   Alleghany Corp.                             1,128        501,148       0.0%
    Allied World Assurance Co. Holdings AG    556,302     21,139,476       0.1%
    Allstate Corp. (The)                      817,246     52,998,403       0.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                             PERCENTAGE
                                                     SHARES      VALUE+    OF NET ASSETS**
                                                   ---------- ------------ ---------------
Financials -- (Continued)
    American Financial Group, Inc.                    487,279 $ 29,153,903       0.2%
    American International Group, Inc.              3,145,850  168,523,184       0.9%
    American National Insurance Co.                    69,753    7,957,422       0.0%
#   Assurant, Inc.                                    386,198   26,346,428       0.1%
    Assured Guaranty, Ltd.                             88,010    2,031,271       0.0%
    Axis Capital Holdings, Ltd.                       578,662   27,856,789       0.2%
    Bank of America Corp.                          16,826,224  288,738,004       1.6%
    Bank of New York Mellon Corp. (The)             3,470,782  134,388,679       0.7%
    BB&T Corp.                                        470,569   17,825,154       0.1%
    Capital One Financial Corp.                     2,096,624  173,537,568       0.9%
#   Chubb Corp. (The)                                  69,688    6,924,200       0.0%
#   Cincinnati Financial Corp.                         16,670      841,335       0.0%
    CIT Group, Inc.                                    25,124    1,229,317       0.0%
    Citigroup, Inc.                                 5,327,316  285,171,225       1.6%
    CME Group, Inc.                                 1,222,099  102,424,117       0.6%
    CNA Financial Corp.                               498,971   19,499,787       0.1%
*   E*TRADE Financial Corp.                           114,229    2,547,307       0.0%
#   Everest Re Group, Ltd.                            158,526   27,052,462       0.1%
    Fifth Third Bancorp                             1,806,309   36,108,117       0.2%
#*  Genworth Financial, Inc. Class A                2,374,310   33,216,597       0.2%
    Goldman Sachs Group, Inc. (The)                   919,421  174,680,796       1.0%
    Hartford Financial Services Group, Inc. (The)   2,395,708   94,822,123       0.5%
    HCC Insurance Holdings, Inc.                        2,282      119,098       0.0%
    Hudson City Bancorp, Inc.                          71,664      691,558       0.0%
    Huntington Bancshares, Inc.                       435,741    4,318,193       0.0%
    JPMorgan Chase & Co.                           10,466,709  633,026,560       3.4%
    KeyCorp                                           374,205    4,939,506       0.0%
#   Legg Mason, Inc.                                  641,854   33,376,408       0.2%
    Leucadia National Corp.                           137,025    3,258,454       0.0%
    Lincoln National Corp.                          1,394,130   76,342,559       0.4%
    Loews Corp.                                     2,012,598   87,749,273       0.5%
#   M&T Bank Corp.                                      9,877    1,206,772       0.0%
    MetLife, Inc.                                   2,280,037  123,669,207       0.7%
    Morgan Stanley                                  5,045,057  176,324,742       1.0%
    NASDAQ OMX Group, Inc. (The)                      801,702   34,681,628       0.2%
#   New York Community Bancorp, Inc.                   80,866    1,289,813       0.0%
#   Old Republic International Corp.                  632,434    9,341,050       0.1%
    PartnerRe, Ltd.                                   193,939   22,436,803       0.1%
#   People's United Financial, Inc.                   138,880    2,030,426       0.0%
    PNC Financial Services Group, Inc. (The)          792,924   68,500,704       0.4%
#   Principal Financial Group, Inc.                   356,794   18,685,302       0.1%
    Protective Life Corp.                               7,158      498,769       0.0%
    Prudential Financial, Inc.                      1,229,198  108,833,191       0.6%
    Regions Financial Corp.                         5,807,266   57,666,151       0.3%
#   Reinsurance Group of America, Inc.                357,106   30,086,180       0.2%
    State Street Corp.                                 83,962    6,335,772       0.0%
#   SunTrust Banks, Inc.                            2,175,267   85,139,950       0.5%
    Travelers Cos., Inc. (The)                        867,444   87,438,355       0.5%
#   Unum Group                                      1,374,339   45,985,383       0.2%
    Validus Holdings, Ltd.                            167,263    6,653,722       0.0%
    Wells Fargo & Co.                               4,057,795  215,428,337       1.2%
    XL Group P.L.C.                                 1,434,888   48,614,005       0.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS**
                                        ---------- -------------- ---------------
Financials -- (Continued)
#   Zions Bancorporation                   754,482 $   21,857,344       0.1%
                                                   --------------      ----
Total Financials                                    3,798,943,899      20.7%
                                                   --------------      ----
Health Care -- (10.1%)
#*  Actavis P.L.C.                         118,573     28,782,410       0.2%
    Aetna, Inc.                          2,009,110    165,771,666       0.9%
*   Bio-Rad Laboratories, Inc. Class A       1,222        137,866       0.0%
*   Boston Scientific Corp.              6,573,232     87,292,521       0.5%
*   CareFusion Corp.                       907,569     52,067,233       0.3%
#   Cigna Corp.                            268,109     26,695,613       0.1%
#*  Community Health Systems, Inc.          14,053        772,493       0.0%
*   Express Scripts Holding Co.          3,072,578    236,035,442       1.3%
#*  Hologic, Inc.                        1,211,606     31,731,961       0.2%
    Humana, Inc.                           707,042     98,172,782       0.5%
#   Omnicare, Inc.                         556,064     37,028,302       0.2%
    Perrigo Co. P.L.C.                      13,380      2,160,201       0.0%
    Pfizer, Inc.                        22,619,948    677,467,443       3.7%
#   Quest Diagnostics, Inc.                107,295      6,808,941       0.0%
#   Teleflex, Inc.                          91,713     10,466,288       0.1%
    Thermo Fisher Scientific, Inc.       1,580,260    185,791,168       1.0%
    UnitedHealth Group, Inc.               912,609     86,706,981       0.5%
    WellPoint, Inc.                      1,674,297    212,116,687       1.1%
                                                   --------------      ----
Total Health Care                                   1,946,005,998      10.6%
                                                   --------------      ----
Industrials -- (11.5%)
#   ADT Corp. (The)                        686,732     24,612,475       0.1%
#*  AECOM Technology Corp.                 124,083      4,038,889       0.0%
#   AGCO Corp.                             279,803     12,398,071       0.1%
    Alaska Air Group, Inc.                   5,580        297,023       0.0%
#*  Avis Budget Group, Inc.                100,291      5,591,223       0.0%
    CSX Corp.                            5,604,703    199,695,568       1.1%
    Danaher Corp.                           72,391      5,820,236       0.0%
    Delta Air Lines, Inc.                  101,580      4,086,563       0.0%
    Eaton Corp. P.L.C.                   1,690,402    115,606,593       0.6%
#*  Engility Holdings, Inc.                 27,829      1,202,213       0.0%
    FedEx Corp.                            828,737    138,730,574       0.8%
    General Electric Co.                21,597,811    557,439,502       3.0%
#*  Genesee & Wyoming, Inc. Class A         11,922      1,146,896       0.0%
*   Hertz Global Holdings, Inc.          1,345,507     29,493,514       0.2%
#*  Jacobs Engineering Group, Inc.         175,921      8,347,452       0.1%
#   Joy Global, Inc.                        84,284      4,435,867       0.0%
#   KBR, Inc.                               18,047        344,337       0.0%
#   Kennametal, Inc.                         9,984        385,482       0.0%
    L-3 Communications Holdings, Inc.      421,205     51,159,559       0.3%
    Manpowergroup, Inc.                     19,031      1,270,319       0.0%
#   Norfolk Southern Corp.               1,681,939    186,089,731       1.0%
    Northrop Grumman Corp.               1,364,645    188,266,424       1.0%
#*  NOW, Inc.                              352,619     10,599,727       0.1%
#   Oshkosh Corp.                           36,950      1,653,882       0.0%
    Owens Corning                          579,048     18,564,279       0.1%
    Pentair P.L.C.                         498,599     33,431,063       0.2%
*   Quanta Services, Inc.                  554,686     18,903,699       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS**
                                                  --------- -------------- ---------------
Industrials -- (Continued)
#   Regal-Beloit Corp.                                4,814 $      341,650       0.0%
    Republic Services, Inc.                       1,352,613     51,940,339       0.3%
#   Ryder System, Inc.                               13,740      1,215,578       0.0%
    Southwest Airlines Co.                        3,905,821    134,672,708       0.7%
    SPX Corp.                                        22,870      2,167,847       0.0%
    Stanley Black & Decker, Inc.                    651,388     60,995,972       0.3%
#   Terex Corp.                                       8,155        234,619       0.0%
#   Trinity Industries, Inc.                        125,128      4,468,321       0.0%
#   Triumph Group, Inc.                              29,704      2,068,290       0.0%
    Union Pacific Corp.                           2,788,102    324,674,478       1.8%
#*  United Rentals, Inc.                             73,167      8,052,760       0.1%
*   Veritiv Corp.                                    35,483      1,600,638       0.0%
#*  WESCO International, Inc.                        21,907      1,805,356       0.0%
                                                            --------------      ----
Total Industrials                                            2,217,849,717      12.0%
                                                            --------------      ----
Information Technology -- (8.2%)
    Activision Blizzard, Inc.                     2,772,955     55,320,452       0.3%
    Amdocs, Ltd.                                     17,878        849,920       0.0%
*   Arrow Electronics, Inc.                         568,882     32,346,631       0.2%
#   Avnet, Inc.                                     711,362     30,766,407       0.2%
#*  Blackhawk Network Holdings, Inc. Class B         16,109        538,041       0.0%
    Broadcom Corp. Class A                          136,077      5,698,905       0.0%
    Brocade Communications Systems, Inc.             46,592        499,932       0.0%
#   CA, Inc.                                        490,851     14,264,130       0.1%
    Cisco Systems, Inc.                           8,906,456    217,940,978       1.2%
    Computer Sciences Corp.                          99,392      6,003,277       0.0%
    Corning, Inc.                                 4,933,995    100,801,518       0.5%
    Fidelity National Information Services, Inc.  1,308,765     76,418,788       0.4%
#*  First Solar, Inc.                               154,302      9,088,388       0.1%
    Hewlett-Packard Co.                           9,619,949    345,163,770       1.9%
*   Ingram Micro, Inc. Class A                      725,997     19,485,759       0.1%
#   Intel Corp.                                   9,210,936    313,263,933       1.7%
#   Jabil Circuit, Inc.                              24,010        503,010       0.0%
    Juniper Networks, Inc.                          922,663     19,440,509       0.1%
    Lam Research Corp.                              325,184     25,318,826       0.1%
    Marvell Technology Group, Ltd.                  398,733      5,358,972       0.0%
#*  Micron Technology, Inc.                       3,654,213    120,917,908       0.7%
#   NVIDIA Corp.                                    629,521     12,300,840       0.1%
    Western Digital Corp.                           564,843     55,563,606       0.3%
    Xerox Corp.                                   5,691,007     75,576,573       0.4%
#*  Yahoo!, Inc.                                    877,399     40,404,224       0.2%
                                                            --------------      ----
Total Information Technology                                 1,583,835,297       8.6%
                                                            --------------      ----
Materials -- (3.2%)
    Alcoa, Inc.                                   5,361,598     89,860,383       0.5%
    Ashland, Inc.                                   388,650     42,001,406       0.2%
    Cabot Corp.                                         454         21,079       0.0%
    CF Industries Holdings, Inc.                     51,450     13,377,000       0.1%
    Freeport-McMoRan, Inc.                        4,647,012    132,439,842       0.7%
#   Huntsman Corp.                                    6,739        164,432       0.0%
    International Paper Co.                       2,043,676    103,450,879       0.6%
    MeadWestvaco Corp.                              841,379     37,163,711       0.2%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE+      OF NET ASSETS**
                                                                 ---------- --------------- ---------------
Materials -- (Continued)
             Mosaic Co. (The)                                       540,449 $    23,947,295        0.1%
#            Newmont Mining Corp.                                 1,384,540      25,973,970        0.2%
#            Nucor Corp.                                            778,823      42,103,171        0.2%
#            Reliance Steel & Aluminum Co.                          359,269      24,243,472        0.1%
             Rock-Tenn Co. Class A                                  235,996      12,071,195        0.1%
             Steel Dynamics, Inc.                                   893,527      20,560,056        0.1%
#            United States Steel Corp.                               89,096       3,567,404        0.0%
#            Vulcan Materials Co.                                   576,239      35,559,709        0.2%
                                                                            ---------------      -----
Total Materials                                                                 606,505,004        3.3%
                                                                            ---------------      -----
Telecommunication Services -- (4.2%)
#            AT&T, Inc.                                          18,488,608     644,143,103        3.5%
             CenturyLink, Inc.                                    2,353,137      97,608,123        0.5%
#            Frontier Communications Corp.                        2,036,486      13,318,618        0.1%
#*           Sprint Corp.                                         2,491,629      14,775,360        0.1%
*            T-Mobile US, Inc.                                      726,568      21,208,520        0.1%
             Telephone & Data Systems, Inc.                          29,439         754,816        0.0%
#*           United States Cellular Corp.                           254,750       9,277,995        0.1%
             Windstream Holdings, Inc.                              406,973       4,265,077        0.0%
                                                                            ---------------      -----
Total Telecommunication Services                                                805,351,612        4.4%
                                                                            ---------------      -----
Utilities -- (0.3%)
#            NRG Energy, Inc.                                     1,581,268      47,406,415        0.3%
             UGI Corp.                                              130,606       4,922,540        0.0%
                                                                            ---------------      -----
Total Utilities                                                                  52,328,955        0.3%
                                                                            ---------------      -----
TOTAL COMMON STOCKS                                                          18,311,876,609       99.6%
                                                                            ---------------      -----

RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Sears Holdings Corp. Rights 11/07/14                   313,663           7,528        0.0%
                                                                            ---------------      -----

TEMPORARY CASH INVESTMENTS -- (0.5%)
             State Street Institutional Liquid Reserves, 0.077%  87,103,094      87,103,094        0.5%
                                                                            ---------------      -----

SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@         DFA Short Term Investment Fund                      74,271,257     859,318,447        4.7%
                                                                            ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $12,592,557,040)                        $19,258,305,678      104.8%
                                                                            ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                   LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                               ---------------- ------------ ------- ---------------
Common Stocks
 Consumer Discretionary        $  2,245,608,153           --   --    $ 2,245,608,153
 Consumer Staples                 1,236,129,989           --   --      1,236,129,989
 Energy                           3,819,317,985           --   --      3,819,317,985
 Financials                       3,798,943,899           --   --      3,798,943,899
 Health Care                      1,946,005,998           --   --      1,946,005,998
 Industrials                      2,217,849,717           --   --      2,217,849,717
 Information Technology           1,583,835,297           --   --      1,583,835,297
 Materials                          606,505,004           --   --        606,505,004
 Telecommunication Services         805,351,612           --   --        805,351,612
 Utilities                           52,328,955           --   --         52,328,955
Rights/Warrants                              -- $      7,528   --              7,528
Temporary Cash Investments           87,103,094           --   --         87,103,094
Securities Lending Collateral                --  859,318,447   --        859,318,447
                               ---------------- ------------   --    ---------------
TOTAL                          $18,398,979,703  $859,325,975   --    $19,258,305,678
                               ================ ============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                               --------- ------------ ---------------
COMMON STOCKS -- (94.3%)
AUSTRALIA -- (5.8%)
*   Alumina, Ltd.                              4,595,906 $  6,642,419       0.1%
*   Alumina, Ltd. Sponsored ADR                  172,484      981,434       0.0%
    AMP, Ltd.                                    510,725    2,633,820       0.0%
    Asciano, Ltd.                              4,216,676   23,324,367       0.3%
    ASX, Ltd.                                      5,871      186,271       0.0%
    Bank of Queensland, Ltd.                     847,855    9,425,419       0.1%
#   Bendigo & Adelaide Bank Ltd                  862,954    9,476,888       0.1%
*   BlueScope Steel, Ltd.                        855,334    3,987,534       0.0%
    Boral, Ltd.                                2,121,437    9,317,703       0.1%
    Caltex Australia, Ltd.                        18,966      522,384       0.0%
    Downer EDI, Ltd.                              47,617      201,079       0.0%
    Echo Entertainment Group, Ltd.             1,832,302    6,152,312       0.1%
#   Fortescue Metals Group, Ltd.               2,888,182    8,913,905       0.1%
    GrainCorp, Ltd. Class A                      290,677    2,248,243       0.0%
#   Harvey Norman Holdings, Ltd.               1,068,950    3,594,639       0.0%
#   Incitec Pivot, Ltd.                        4,638,959   11,904,005       0.1%
    Leighton Holdings, Ltd.                       60,472    1,177,321       0.0%
#   Lend Lease Group                           1,076,283   15,010,939       0.2%
    Macquarie Group, Ltd.                      1,184,395   64,009,420       0.7%
#   Metcash, Ltd.                                599,500    1,497,294       0.0%
    National Australia Bank, Ltd.              1,748,681   54,096,766       0.6%
#   New Hope Corp., Ltd.                          69,375      137,301       0.0%
*   Newcrest Mining, Ltd.                      1,968,868   16,147,863       0.2%
#   Orica, Ltd.                                  187,134    3,415,988       0.0%
    Origin Energy, Ltd.                        2,407,598   30,245,978       0.3%
    Primary Health Care, Ltd.                    718,682    2,945,183       0.0%
*   Qantas Airways, Ltd.                       3,475,112    5,192,206       0.1%
#   QBE Insurance Group, Ltd.                  2,266,393   23,021,800       0.3%
    Rio Tinto, Ltd.                              120,548    6,437,059       0.1%
    Santos, Ltd.                               4,404,343   50,470,467       0.5%
    Seven Group Holdings, Ltd.                   361,999    2,183,768       0.0%
#   Sims Metal Management, Ltd.                  209,772    2,094,229       0.0%
#   Sims Metal Management, Ltd. Sponsored ADR    124,013    1,213,715       0.0%
    Suncorp Group, Ltd.                        3,736,013   48,613,845       0.5%
    Tabcorp Holdings, Ltd.                     2,121,674    7,621,409       0.1%
    Tatts Group, Ltd.                          4,209,170   12,884,632       0.1%
#   Toll Holdings, Ltd.                        2,149,986   10,771,881       0.1%
    Treasury Wine Estates, Ltd.                1,372,955    5,605,719       0.1%
    Washington H Soul Pattinson & Co., Ltd.       87,756    1,098,605       0.0%
#   Wesfarmers, Ltd.                           2,317,545   90,193,505       1.0%
    Woodside Petroleum, Ltd.                     488,777   17,361,526       0.2%
    WorleyParsons, Ltd.                           68,312      815,355       0.0%
                                                         ------------       ---
TOTAL AUSTRALIA                                           573,776,196       6.1%
                                                         ------------       ---
AUSTRIA -- (0.1%)
    Erste Group Bank AG                          372,952    9,516,812       0.1%
    OMV AG                                        93,780    2,947,790       0.1%
    Raiffeisen Bank International AG              57,158    1,223,857       0.0%
                                                         ------------       ---
TOTAL AUSTRIA                                              13,688,459       0.2%
                                                         ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
BELGIUM -- (1.2%)
    Ageas                                                       594,176 $ 19,862,064       0.2%
    Belgacom SA                                                  93,033    3,513,720       0.0%
    Colruyt SA                                                    1,956       89,086       0.0%
    Delhaize Group SA                                           244,289   16,703,226       0.2%
    Delhaize Group SA Sponsored ADR                             211,600    3,605,664       0.0%
*   KBC Groep NV                                                392,347   21,075,210       0.2%
    Solvay SA                                                   198,220   27,060,931       0.3%
    UCB SA                                                      213,849   17,246,126       0.2%
    Umicore SA                                                  162,718    6,386,433       0.1%
                                                                        ------------       ---
TOTAL BELGIUM                                                            115,542,460       1.2%
                                                                        ------------       ---
CANADA -- (7.8%)
#   Agrium, Inc.                                                260,162   25,449,047       0.3%
    Bank of Montreal                                            220,863   16,034,654       0.2%
    Barrick Gold Corp.                                        2,483,599   29,480,320       0.3%
    BCE, Inc.                                                    21,199      941,405       0.0%
#*  BlackBerry, Ltd.(09228F103)                                 477,288    5,011,524       0.1%
#*  BlackBerry, Ltd.(BCBHZ31)                                   435,600    4,576,109       0.1%
#   Bonavista Energy Corp.                                       27,416      257,607       0.0%
    Cameco Corp.(13321L108)                                     122,025    2,120,794       0.0%
    Cameco Corp.(2166160)                                       506,586    8,796,316       0.1%
    Canadian Natural Resources, Ltd.(136385101)                 838,864   29,259,576       0.3%
    Canadian Natural Resources, Ltd.(2171573)                 1,849,320   64,534,631       0.7%
#   Canadian Tire Corp., Ltd. Class A                           285,569   31,309,845       0.3%
*   Catamaran Corp.                                              90,547    4,316,375       0.1%
    Crescent Point Energy Corp.(22576C101)                       77,459    2,558,471       0.0%
#   Crescent Point Energy Corp.(B67C8W8)                        362,930   11,995,158       0.1%
    Eldorado Gold Corp.(2307873)                                452,522    2,473,302       0.0%
    Eldorado Gold Corp.(284902103)                              109,318      599,063       0.0%
    Empire Co., Ltd.                                             66,400    4,593,592       0.1%
#   Enerplus Corp.                                              291,127    4,169,105       0.0%
    Ensign Energy Services, Inc.                                452,198    5,103,552       0.1%
    Fairfax Financial Holdings, Ltd.                             49,494   22,612,968       0.2%
    First Quantum Minerals, Ltd.                              1,617,664   24,400,235       0.3%
#   Genworth MI Canada, Inc.                                     87,561    3,061,003       0.0%
    George Weston, Ltd.                                          76,513    6,251,113       0.1%
    Goldcorp, Inc.(380956409)                                     3,218       60,434       0.0%
    Goldcorp, Inc.(2676302)                                     668,943   12,553,254       0.1%
#   Husky Energy, Inc.                                          846,066   20,426,295       0.2%
#   Industrial Alliance Insurance & Financial Services, Inc.    185,105    7,459,713       0.1%
*   Kinross Gold Corp.                                        3,868,295    8,271,675       0.1%
#   Loblaw Cos., Ltd.                                            40,951    2,133,572       0.0%
*   Lundin Mining Corp.                                         737,610    3,291,938       0.0%
    Magna International, Inc.                                   284,118   28,042,488       0.3%
#   Manulife Financial Corp.(2492519)                         3,287,435   62,391,406       0.7%
    Manulife Financial Corp.(56501R106)                          94,096    1,785,001       0.0%
*   MEG Energy Corp.                                             78,947    1,905,291       0.0%
*   Osisko Gold Royalties, Ltd.                                     600        7,496       0.0%
#   Pacific Rubiales Energy Corp.                               839,834   12,667,741       0.1%
#   Pan American Silver Corp.(697900108)                          9,475       87,454       0.0%
    Pan American Silver Corp.(2669272)                          112,402    1,039,199       0.0%
#   Pengrowth Energy Corp.                                      745,097    3,008,022       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                               --------- ------------ ---------------
CANADA -- (Continued)
#   Penn West Petroleum, Ltd.                  1,034,275 $  4,680,185       0.1%
    Precision Drilling Corp.(B5YPLH9)            793,285    6,609,242       0.1%
    Precision Drilling Corp.(74022D308)           14,251      118,568       0.0%
#   Sun Life Financial, Inc.                   1,292,577   45,977,917       0.5%
    Suncor Energy, Inc.(B3NB1P2)               3,750,370  133,170,496       1.4%
    Suncor Energy, Inc.(867224107)                57,124    2,030,187       0.0%
    Talisman Energy, Inc.(2068299)             3,783,418   24,136,263       0.3%
    Talisman Energy, Inc.(87425E103)             118,049      753,153       0.0%
    Teck Resources, Ltd. Class A                   4,115       71,562       0.0%
#   Teck Resources, Ltd. Class B               1,123,435   17,752,875       0.2%
#   Thomson Reuters Corp.                      1,057,948   39,359,176       0.4%
#   TransAlta Corp.                              635,181    6,176,819       0.1%
*   Turquoise Hill Resources, Ltd.(900435108)    127,382      426,730       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)      291,314      977,035       0.0%
    West Fraser Timber Co., Ltd.                  50,666    2,658,161       0.0%
    Westjet Airlines, Ltd.                         1,000       28,295       0.0%
#   Whitecap Resources, Inc.                      37,683      487,818       0.0%
#   Yamana Gold, Inc.                          1,426,728    5,683,874       0.1%
                                                         ------------       ---
TOTAL CANADA                                              766,135,100       8.2%
                                                         ------------       ---
CHINA -- (0.0%)
    Hopewell Highway Infrastructure, Ltd.         62,208       30,085       0.0%
                                                         ------------       ---
DENMARK -- (1.4%)
    AP Moeller--Maersk A.S. Class A                4,596   10,455,684       0.1%
    AP Moeller--Maersk A.S. Class B               19,275   44,979,680       0.5%
    Carlsberg A.S. Class B                       334,440   29,497,142       0.3%
    Danske Bank A.S.                             714,081   19,608,868       0.2%
    FLSmidth & Co. A.S.                            1,057       47,924       0.0%
    H Lundbeck A.S.                              135,698    2,877,525       0.0%
*   Jyske Bank A.S.                               24,202    1,304,941       0.0%
    TDC A.S.                                   2,474,850   18,900,568       0.2%
*   Vestas Wind Systems A.S.                     190,398    6,354,528       0.1%
                                                         ------------       ---
TOTAL DENMARK                                             134,026,860       1.4%
                                                         ------------       ---
FINLAND -- (0.7%)
    Fortum Oyj                                 1,444,065   33,490,443       0.4%
    Kesko Oyj Class A                                662       24,044       0.0%
    Kesko Oyj Class B                            138,917    5,268,500       0.1%
    Neste Oil Oyj                                193,468    4,174,931       0.0%
    Stora Enso Oyj Class R                     1,586,624   13,102,512       0.1%
    Stora Enso Oyj Sponsored ADR                  91,500      746,640       0.0%
    UPM-Kymmene Oyj                            1,023,417   16,233,967       0.2%
    UPM-Kymmene Oyj Sponsored ADR                 69,300    1,097,712       0.0%
                                                         ------------       ---
TOTAL FINLAND                                              74,138,749       0.8%
                                                         ------------       ---
FRANCE -- (8.0%)
    AXA SA                                     4,004,754   92,503,906       1.0%
    AXA SA Sponsored ADR                         140,900    3,270,289       0.0%
    BNP Paribas SA                               783,124   49,213,123       0.5%
*   Bollore SA(BQR9N80)                              100       45,741       0.0%
#   Bollore SA(4572709)                           20,935    9,925,304       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                              PERCENTAGE
                                                      SHARES     VALUE++    OF NET ASSETS**
                                                     --------- ------------ ---------------
FRANCE -- (Continued)
    Bouygues SA                                        709,374 $ 24,525,872       0.3%
    Cap Gemini SA                                       92,794    6,105,486       0.1%
    Casino Guichard Perrachon SA                       166,474   17,069,136       0.2%
#*  CGG SA Sponsored ADR                               128,590      753,537       0.0%
    Cie de St-Gobain                                 1,103,444   47,431,371       0.5%
    Cie Generale des Etablissements Michelin           309,948   26,921,132       0.3%
    CNP Assurances                                     367,436    6,869,273       0.1%
#   Credit Agricole SA                                 858,491   12,704,184       0.1%
    Eiffage SA                                          39,008    2,073,780       0.0%
    Electricite de France SA                           498,285   14,713,553       0.2%
    GDF Suez                                         3,247,971   78,860,475       0.8%
    Groupe Eurotunnel SA                               410,098    5,183,328       0.1%
    Lafarge SA                                         519,321   36,041,040       0.4%
    Lagardere SCA                                      221,491    5,390,278       0.1%
    Natixis SA                                       2,034,211   14,002,442       0.1%
    Orange SA                                        3,989,277   63,510,770       0.7%
*   Peugeot SA                                       1,163,753   13,830,646       0.1%
    Renault SA                                         759,515   56,497,480       0.6%
    Rexel SA                                           465,411    7,823,113       0.1%
    SCOR SE                                            151,231    4,634,084       0.0%
    Societe Generale SA                              1,296,228   62,466,561       0.7%
    STMicroelectronics NV                            1,730,504   11,559,310       0.1%
    Total SA                                           180,285   10,763,602       0.1%
    Vallourec SA                                       290,641   10,622,079       0.1%
    Vivendi SA                                       3,686,124   90,049,366       1.0%
                                                               ------------       ---
TOTAL FRANCE                                                    785,360,261       8.4%
                                                               ------------       ---
GERMANY -- (6.3%)
    Allianz SE                                         642,692  102,202,246       1.1%
    Allianz SE ADR                                   2,811,910   44,765,607       0.5%
    Bayerische Motoren Werke AG                        765,791   82,121,669       0.9%
    Celesio AG                                         108,168    3,568,660       0.0%
*   Commerzbank AG                                   1,573,875   23,797,743       0.3%
    Daimler AG                                       2,214,556  172,666,663       1.8%
    Deutsche Bank AG(5750355)                          791,806   24,760,866       0.3%
#   Deutsche Bank AG(D18190898)                        464,576   14,550,520       0.2%
    Deutsche Lufthansa AG                              485,172    7,186,692       0.1%
#   Deutsche Telekom AG Sponsored ADR                   82,468    1,235,371       0.0%
    E.ON SE                                          2,493,630   42,990,415       0.5%
    Fraport AG Frankfurt Airport Services Worldwide     43,853    2,717,164       0.0%
    Hannover Rueck SE                                    4,845      404,399       0.0%
    HeidelbergCement AG                                351,241   23,978,034       0.3%
    K+S AG                                             298,781    8,373,259       0.1%
*   Metro AG                                            56,582    1,803,747       0.0%
    Muenchener Rueckversicherungs-Gesellschaft AG      156,916   30,894,845       0.3%
*   Osram Licht AG                                       7,353      258,303       0.0%
    RWE AG                                             372,582   13,219,868       0.1%
*   Talanx AG                                            3,089       99,682       0.0%
    Telefonica Deutschland Holding AG                  190,366      936,769       0.0%
    Volkswagen AG                                       62,518   13,333,102       0.1%
                                                               ------------       ---
TOTAL GERMANY                                                   615,865,624       6.6%
                                                               ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                          SHARES     VALUE++    OF NET ASSETS**
                                                        ---------- ------------ ---------------
HONG KONG -- (2.7%)
    Cathay Pacific Airways, Ltd.                         4,401,000 $  8,266,090       0.1%
    Cheung Kong Holdings, Ltd.                             750,000   13,343,234       0.2%
*   FIH Mobile, Ltd.                                     2,003,000    1,067,103       0.0%
    Great Eagle Holdings, Ltd.                             698,324    2,350,624       0.0%
    Guoco Group, Ltd.                                        6,000       73,731       0.0%
    Hang Lung Group, Ltd.                                  449,000    2,258,948       0.0%
#   Henderson Land Development Co., Ltd.                 3,355,177   22,666,816       0.2%
    Hongkong & Shanghai Hotels (The)                     1,700,631    2,693,063       0.0%
    Hopewell Holdings, Ltd.                              1,244,169    4,423,331       0.1%
    Hutchison Whampoa, Ltd.                              5,076,000   64,497,462       0.7%
    Kerry Logistics Network, Ltd.                          325,000      529,877       0.0%
    Kerry Properties, Ltd.                               1,667,000    5,729,261       0.1%
    MTR Corp., Ltd.                                      1,136,426    4,633,757       0.1%
    New World Development Co., Ltd.                     22,601,543   28,468,638       0.3%
    Orient Overseas International, Ltd.                    603,500    3,422,721       0.0%
#   Shangri-La Asia, Ltd.                                1,604,000    2,333,151       0.0%
    Sino Land Co., Ltd.                                  4,141,872    6,878,044       0.1%
    Sun Hung Kai Properties, Ltd.                        2,364,920   35,378,784       0.4%
    Swire Pacific, Ltd. Class A                            922,500   12,111,919       0.1%
    Swire Pacific, Ltd. Class B                            135,000      327,671       0.0%
    Wharf Holdings, Ltd. (The)                           3,706,990   27,489,127       0.3%
    Wheelock & Co., Ltd.                                 3,670,000   17,737,196       0.2%
                                                                   ------------       ---
TOTAL HONG KONG                                                     266,680,548       2.9%
                                                                   ------------       ---
IRELAND -- (0.2%)
*   Bank of Ireland                                     27,451,903   10,806,566       0.1%
    CRH P.L.C.                                             295,666    6,558,889       0.1%
#   CRH P.L.C. Sponsored ADR                               215,216    4,822,991       0.0%
                                                                   ------------       ---
TOTAL IRELAND                                                        22,188,446       0.2%
                                                                   ------------       ---
ISRAEL -- (0.3%)
    Bank Hapoalim BM                                     3,220,797   16,580,199       0.2%
*   Bank Leumi Le-Israel BM                              3,225,754   11,527,554       0.1%
*   Israel Discount Bank, Ltd. Class A                     459,633      741,305       0.0%
    Migdal Insurance & Financial Holding, Ltd.              10,788       14,729       0.0%
*   Mizrahi Tefahot Bank, Ltd.                             113,915    1,261,041       0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR      13,324      752,406       0.0%
                                                                   ------------       ---
TOTAL ISRAEL                                                         30,877,234       0.3%
                                                                   ------------       ---
ITALY -- (1.8%)
#*  Banca Monte dei Paschi di Siena SpA                  5,536,180    4,235,791       0.1%
*   Banco Popolare SC                                      666,220    9,677,655       0.1%
*   Finmeccanica SpA                                       185,045    1,672,142       0.0%
    Intesa Sanpaolo SpA                                 10,630,153   31,250,083       0.3%
*   Mediobanca SpA                                       1,529,212   13,497,046       0.2%
#*  Telecom Italia SpA                                  13,739,672   15,570,913       0.2%
#*  Telecom Italia SpA Sponsored ADR                     1,874,500   21,181,850       0.2%
    UniCredit SpA                                        6,991,980   50,640,963       0.5%
    Unione di Banche Italiane SCPA                       3,270,114   25,681,817       0.3%
                                                                   ------------       ---
TOTAL ITALY                                                         173,408,260       1.9%
                                                                   ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                      PERCENTAGE
                                               SHARES     VALUE++   OF NET ASSETS**
                                              --------- ----------- ---------------
JAPAN -- (21.0%)
    77 Bank, Ltd. (The)                         529,372 $ 2,955,380       0.0%
#   Aeon Co., Ltd.                            2,792,600  27,632,317       0.3%
    Aisin Seiki Co., Ltd.                       584,900  19,482,296       0.2%
    Alfresa Holdings Corp.                      357,600   4,537,912       0.1%
    Amada Co., Ltd.                             563,600   4,922,216       0.1%
    Aoyama Trading Co., Ltd.                     20,400     485,213       0.0%
    Asahi Glass Co., Ltd.                     3,001,000  15,619,248       0.2%
    Asahi Kasei Corp.                         5,056,000  41,490,598       0.4%
    Asatsu-DK, Inc.                               3,400      85,805       0.0%
    Autobacs Seven Co., Ltd.                    214,800   3,151,077       0.0%
    Awa Bank, Ltd. (The)                         65,600     393,378       0.0%
    Bank of Kyoto, Ltd. (The)                   709,400   6,147,336       0.1%
    Bank of Yokohama, Ltd. (The)              2,785,000  16,095,184       0.2%
    Canon Marketing Japan, Inc.                 136,100   2,782,457       0.0%
    Chiba Bank, Ltd. (The)                    1,204,000   8,552,016       0.1%
    Chugoku Bank, Ltd. (The)                    325,100   4,805,158       0.1%
#   Citizen Holdings Co., Ltd.                  677,800   4,452,692       0.1%
    Coca-Cola East Japan Co., Ltd.               24,000     431,833       0.0%
    Coca-Cola West Co., Ltd.                    159,107   2,271,304       0.0%
    COMSYS Holdings Corp.                        12,200     217,802       0.0%
    Cosmo Oil Co., Ltd.                       1,287,364   2,005,949       0.0%
    Dai Nippon Printing Co., Ltd.             1,815,000  17,890,076       0.2%
    Dai-ichi Life Insurance Co., Ltd. (The)   1,223,200  18,511,540       0.2%
    Daicel Corp.                                575,000   6,628,291       0.1%
#   Daido Steel Co., Ltd.                       675,000   2,589,468       0.0%
    Denki Kagaku Kogyo K.K.                     992,000   3,240,364       0.0%
    DIC Corp.                                 1,110,000   2,274,934       0.0%
    Fuji Media Holdings, Inc.                    74,400   1,026,555       0.0%
    FUJIFILM Holdings Corp.                   1,327,000  44,545,517       0.5%
    Fukuoka Financial Group, Inc.             1,218,000   6,232,566       0.1%
#   Fukuyama Transporting Co., Ltd.              85,000     426,573       0.0%
#   Furukawa Electric Co., Ltd.                 633,000   1,117,183       0.0%
    Glory, Ltd.                                 169,400   4,365,348       0.1%
    Gunma Bank, Ltd. (The)                      650,397   4,058,785       0.0%
    H2O Retailing Corp.                         186,800   3,106,889       0.0%
    Hachijuni Bank, Ltd. (The)                  620,231   3,797,558       0.0%
    Hankyu Hanshin Holdings, Inc.             1,876,000  11,030,071       0.1%
    Higo Bank, Ltd. (The)                       282,000   1,605,186       0.0%
    Hiroshima Bank, Ltd. (The)                1,041,000   5,204,351       0.1%
    Hitachi Capital Corp.                        47,000   1,161,727       0.0%
    Hitachi Chemical Co., Ltd.                  234,500   4,133,174       0.0%
#   Hitachi Construction Machinery Co., Ltd.    322,800   6,602,672       0.1%
    Hitachi High-Technologies Corp.             139,900   4,273,874       0.1%
    Hitachi Transport System, Ltd.              105,000   1,389,526       0.0%
    Hokuhoku Financial Group, Inc.            2,147,000   4,313,066       0.1%
    Honda Motor Co., Ltd.                     2,621,200  83,797,746       0.9%
    House Foods Group, Inc.                     129,700   2,219,463       0.0%
    Ibiden Co., Ltd.                            438,700   6,594,526       0.1%
    Idemitsu Kosan Co., Ltd.                    326,596   6,316,243       0.1%
    Iida Group Holdings Co., Ltd.                82,400     915,642       0.0%
    Inpex Corp.                               1,335,200  17,077,794       0.2%
    Isetan Mitsukoshi Holdings, Ltd.            550,400   7,493,180       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
JAPAN -- (Continued)
    ITOCHU Corp.                                  3,608,800 $ 43,625,123       0.5%
    Iyo Bank, Ltd. (The)                            499,800    5,337,072       0.1%
    J Front Retailing Co., Ltd.                     842,300   11,210,884       0.1%
    JFE Holdings, Inc.                            1,259,700   24,992,406       0.3%
    Joyo Bank, Ltd. (The)                         1,376,000    7,368,011       0.1%
    JTEKT Corp.                                      49,900      802,550       0.0%
    JX Holdings, Inc.                             6,192,133   26,524,926       0.3%
#   K's Holdings Corp.                               77,800    2,148,624       0.0%
    Kagoshima Bank, Ltd. (The)                      358,143    2,322,599       0.0%
    Kajima Corp.                                  1,900,000    8,454,154       0.1%
    Kamigumi Co., Ltd.                              442,000    4,261,697       0.1%
    Kaneka Corp.                                    987,542    5,425,889       0.1%
    Kawasaki Kisen Kaisha, Ltd.                   3,451,000    7,862,704       0.1%
    Keiyo Bank, Ltd. (The)                          418,000    2,185,391       0.0%
    Kewpie Corp.                                     47,400      819,297       0.0%
    Kinden Corp.                                    207,000    2,121,133       0.0%
    Kirin Holdings Co., Ltd.                        341,000    4,420,998       0.1%
    Kobe Steel, Ltd.                             12,492,000   19,847,881       0.2%
    Konica Minolta, Inc.                          1,762,300   19,691,481       0.2%
    Kuraray Co., Ltd.                             1,109,700   12,889,232       0.1%
    Kurita Water Industries, Ltd.                    13,500      291,320       0.0%
    Kyocera Corp.                                   298,900   13,776,727       0.2%
    Kyocera Corp. Sponsored ADR                      25,197    1,168,889       0.0%
    Kyowa Hakko Kirin Co., Ltd.                     391,000    4,560,367       0.1%
    Lintec Corp.                                      5,100      106,480       0.0%
    LIXIL Group Corp.                               459,700   10,081,391       0.1%
    Maeda Road Construction Co., Ltd.                36,000      554,920       0.0%
    Marubeni Corp.                                3,990,000   25,653,493       0.3%
#   Marui Group Co., Ltd.                           386,642    3,267,598       0.0%
    Maruichi Steel Tube, Ltd.                        74,700    1,764,069       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.               5,000      145,410       0.0%
    Medipal Holdings Corp.                          366,300    4,060,133       0.0%
#   Mitsubishi Chemical Holdings Corp.            6,081,100   29,954,804       0.3%
    Mitsubishi Corp.                              1,096,800   21,506,438       0.2%
    Mitsubishi Gas Chemical Co., Inc.               609,000    3,643,757       0.0%
    Mitsubishi Logistics Corp.                       53,000      807,268       0.0%
    Mitsubishi Materials Corp.                    4,725,000   14,788,824       0.2%
    Mitsubishi Tanabe Pharma Corp.                  282,700    4,299,068       0.1%
    Mitsubishi UFJ Financial Group, Inc.         21,459,506  125,092,037       1.3%
    Mitsubishi UFJ Financial Group, Inc. ADR      4,781,372   28,114,467       0.3%
    Mitsui & Co., Ltd.                            1,339,800   20,229,721       0.2%
    Mitsui & Co., Ltd. Sponsored ADR                 11,723    3,579,032       0.0%
#*  Mitsui Chemicals, Inc.                        3,026,800    8,767,719       0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.   1,309,000    2,845,723       0.0%
    Mitsui Mining & Smelting Co., Ltd.               69,030      183,107       0.0%
#   Mitsui OSK Lines, Ltd.                        3,362,000   10,621,752       0.1%
    Mizuho Financial Group, Inc.                 51,323,400   93,527,433       1.0%
    Mizuho Financial Group, Inc. ADR                205,757      761,301       0.0%
    MS&AD Insurance Group Holdings, Inc.            550,553   11,901,171       0.1%
    Nagase & Co., Ltd.                              235,889    3,055,415       0.0%
    Nanto Bank, Ltd. (The)                          202,000      810,932       0.0%
    NEC Corp.                                    10,559,101   37,340,942       0.4%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
JAPAN -- (Continued)
    NH Foods, Ltd.                           429,536 $ 9,904,966       0.1%
    NHK Spring Co., Ltd.                     424,100   3,881,504       0.0%
#   Nikon Corp.                              715,400   9,802,170       0.1%
    Nippo Corp.                              142,000   2,595,574       0.0%
    Nippon Electric Glass Co., Ltd.          633,000   2,943,478       0.0%
    Nippon Express Co., Ltd.               3,154,238  13,875,367       0.2%
    Nippon Paper Industries Co., Ltd.        334,100   4,916,975       0.1%
    Nippon Shokubai Co., Ltd.                308,000   3,691,851       0.0%
    Nippon Steel & Sumitomo Metal Corp.   19,063,940  50,306,760       0.5%
#   Nippon Yusen K.K.                      6,981,000  18,098,655       0.2%
    Nishi-Nippon City Bank, Ltd. (The)     1,412,569   3,872,161       0.0%
    Nissan Motor Co., Ltd.                 5,844,900  53,315,418       0.6%
    Nisshin Seifun Group, Inc.               424,318   4,290,714       0.1%
    Nisshinbo Holdings, Inc.                 305,000   2,518,828       0.0%
    NOK Corp.                                249,120   6,311,319       0.1%
    Nomura Holdings, Inc.                    605,400   3,781,562       0.0%
    Nomura Real Estate Holdings, Inc.        149,600   2,644,013       0.0%
    NTN Corp.                              1,550,000   6,701,844       0.1%
    NTT DOCOMO, Inc.                       3,091,700  52,144,249       0.6%
#   NTT DOCOMO, Inc. Sponsored ADR             6,118     103,211       0.0%
    Obayashi Corp.                           847,682   5,817,347       0.1%
    Oji Holdings Corp.                     3,347,000  12,101,217       0.1%
    Onward Holdings Co., Ltd.                 60,000     368,687       0.0%
    Otsuka Holdings Co., Ltd.                156,400   5,486,206       0.1%
#   Pola Orbis Holdings, Inc.                  9,700     398,356       0.0%
    Rengo Co., Ltd.                          152,000     669,112       0.0%
    Resona Holdings, Inc.                  3,227,600  18,461,180       0.2%
    Ricoh Co., Ltd.                        3,203,000  33,078,501       0.4%
    Rohm Co., Ltd.                           233,700  14,225,501       0.2%
    Sankyo Co., Ltd.                          82,500   3,002,259       0.0%
    SBI Holdings, Inc.                       311,800   3,595,534       0.0%
    Seino Holdings Co., Ltd.                 315,000   2,469,854       0.0%
    Sekisui Chemical Co., Ltd.               125,000   1,557,921       0.0%
    Sekisui House, Ltd.                    2,223,400  27,647,728       0.3%
    Shiga Bank, Ltd. (The)                   451,185   2,526,973       0.0%
    Shizuoka Bank, Ltd. (The)              1,051,000  10,859,740       0.1%
    Showa Denko K.K.                       5,686,000   7,524,476       0.1%
#   Showa Shell Sekiyu K.K.                   80,300     688,999       0.0%
    SKY Perfect JSAT Holdings, Inc.          524,100   3,217,342       0.0%
    Sohgo Security Services Co., Ltd.         37,300     872,281       0.0%
    Sojitz Corp.                           1,906,800   2,842,322       0.0%
    Sompo Japan Nipponkoa Holdings, Inc.     421,300  10,608,585       0.1%
    Sony Corp.                               975,200  19,253,680       0.2%
#   Sony Corp. Sponsored ADR               1,801,665  35,709,000       0.4%
    Sumitomo Bakelite Co., Ltd.              122,000     480,122       0.0%
    Sumitomo Chemical Co., Ltd.            6,715,000  23,035,379       0.3%
    Sumitomo Corp.                           852,600   9,096,999       0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.        9,700     114,421       0.0%
    Sumitomo Electric Industries, Ltd.     2,606,700  35,629,914       0.4%
    Sumitomo Forestry Co., Ltd.              466,900   4,906,176       0.1%
    Sumitomo Heavy Industries, Ltd.        1,646,000   9,024,081       0.1%
#   Sumitomo Metal Mining Co., Ltd.          794,000  11,014,775       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                              --------- -------------- ---------------
JAPAN -- (Continued)
    Sumitomo Mitsui Financial Group, Inc.     2,678,800 $  109,249,245       1.2%
    Sumitomo Mitsui Trust Holdings, Inc.      4,011,629     16,378,361       0.2%
    Sumitomo Osaka Cement Co., Ltd.             196,000        612,698       0.0%
    Sumitomo Rubber Industries, Ltd.            417,600      5,771,665       0.1%
    Suzuken Co., Ltd.                           119,500      3,203,894       0.0%
    Suzuki Motor Corp.                          774,300     25,953,368       0.3%
    T&D Holdings, Inc.                        1,931,200     24,876,716       0.3%
    Taisho Pharmaceutical Holdings Co., Ltd.     49,199      3,453,208       0.0%
#   Taiyo Nippon Sanso Corp.                     28,000        252,086       0.0%
    Takashimaya Co., Ltd.                       735,634      6,266,554       0.1%
#   Takata Corp.                                 13,200        172,497       0.0%
    TDK Corp.                                   530,100     30,089,591       0.3%
    Teijin, Ltd.                              3,846,450      9,403,801       0.1%
    Toho Holdings Co., Ltd.                      12,800        167,454       0.0%
    Tokai Rika Co., Ltd.                        153,200      2,917,895       0.0%
    Tokio Marine Holdings, Inc.                 651,100     20,879,550       0.2%
    Tokyo Broadcasting System Holdings, Inc.     85,300        945,666       0.0%
    Toppan Printing Co., Ltd.                 1,032,000      7,021,963       0.1%
    Toshiba TEC Corp.                            36,000        254,046       0.0%
    Tosoh Corp.                               1,671,000      7,266,476       0.1%
    Toyo Seikan Group Holdings, Ltd.            284,849      3,454,271       0.0%
    Toyobo Co., Ltd.                            664,000        955,755       0.0%
    Toyoda Gosei Co., Ltd.                      186,900      3,590,685       0.0%
#   Toyota Boshoku Corp.                        125,900      1,429,797       0.0%
#   Toyota Tsusho Corp.                         871,600     21,977,476       0.2%
    Ube Industries, Ltd.                      3,078,000      4,765,712       0.1%
    UNY Group Holdings Co., Ltd.                 95,150        504,431       0.0%
    Ushio, Inc.                                  44,200        463,868       0.0%
    Wacoal Holdings Corp.                       179,000      1,864,059       0.0%
#   Yamada Denki Co., Ltd.                    1,608,100      5,154,963       0.1%
    Yamaguchi Financial Group, Inc.             520,148      4,967,884       0.1%
    Yamaha Corp.                                423,000      5,798,038       0.1%
#   Yamato Kogyo Co., Ltd.                       62,200      2,014,967       0.0%
#   Yamazaki Baking Co., Ltd.                   302,000      3,733,512       0.0%
#   Yokohama Rubber Co., Ltd. (The)             406,000      3,685,482       0.0%
                                                        --------------      ----
TOTAL JAPAN                                              2,063,513,740      22.1%
                                                        --------------      ----
NETHERLANDS -- (3.2%)
    Aegon NV                                  2,915,542     23,762,974       0.3%
#   Akzo Nobel NV                               186,492     12,436,499       0.1%
#   ArcelorMittal(B03XPL1)                    3,429,001     45,043,952       0.5%
#   ArcelorMittal(B295F26)                      638,488      8,402,502       0.1%
*   ING Groep NV                              6,479,202     92,784,515       1.0%
#*  ING Groep NV Sponsored ADR                1,297,167     18,575,432       0.2%
    Koninklijke Ahold NV                      1,258,998     21,086,488       0.2%
    Koninklijke Boskalis Westminster NV         170,874      9,116,187       0.1%
    Koninklijke DSM NV                          631,832     39,589,314       0.4%
    Koninklijke KPN NV                        3,251,631     10,703,498       0.1%
    Koninklijke Philips NV                    1,159,088     32,405,647       0.4%
    TNT Express NV                               72,118        419,186       0.0%
                                                        --------------      ----
TOTAL NETHERLANDS                                          314,326,194       3.4%
                                                        --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                          ---------- ------------ ---------------
NEW ZEALAND -- (0.1%)
#   Auckland International Airport, Ltd.     625,095 $  1,889,779       0.0%
    Contact Energy, Ltd.                   1,292,916    6,272,201       0.1%
    Fletcher Building, Ltd.                  179,799    1,212,730       0.0%
                                                     ------------       ---
TOTAL NEW ZEALAND                                       9,374,710       0.1%
                                                     ------------       ---
NORWAY -- (0.8%)
    Aker ASA Class A                          68,150    1,662,323       0.0%
    DNB ASA                                1,598,655   29,370,899       0.3%
    Norsk Hydro ASA                        2,643,582   14,801,197       0.2%
#   Norsk Hydro ASA Sponsored ADR             59,900      339,633       0.0%
    Orkla ASA                                361,613    2,764,905       0.0%
#   Seadrill, Ltd.                           194,962    4,484,126       0.1%
    Statoil ASA                               41,372      946,816       0.0%
    Statoil ASA Sponsored ADR                 14,982      343,837       0.0%
    Stolt-Nielsen, Ltd.                        2,740       49,369       0.0%
*   Storebrand ASA                           850,351    4,360,093       0.0%
    Subsea 7 SA                              616,297    6,632,207       0.1%
    Yara International ASA                   239,269   10,987,554       0.1%
                                                     ------------       ---
TOTAL NORWAY                                           76,742,959       0.8%
                                                     ------------       ---
PORTUGAL -- (0.0%)
*   Banco Comercial Portugues SA           4,058,501      458,719       0.0%
*   Banco Espirito Santo SA                2,631,973           --       0.0%
    EDP Renovaveis SA                        525,282    3,415,196       0.0%
                                                     ------------       ---
TOTAL PORTUGAL                                          3,873,915       0.0%
                                                     ------------       ---
SINGAPORE -- (1.2%)
    CapitaLand, Ltd.                       5,923,000   14,623,388       0.2%
    City Developments, Ltd.                  464,000    3,415,004       0.0%
    DBS Group Holdings, Ltd.               2,067,587   29,743,096       0.3%
    Golden Agri-Resources, Ltd.           15,835,000    6,417,150       0.1%
    GuocoLand, Ltd.                            9,000       13,365       0.0%
#   Hutchison Port Holdings Trust          8,077,000    5,453,663       0.1%
    Keppel Land, Ltd.                      1,713,000    4,457,420       0.0%
#*  Neptune Orient Lines, Ltd.             1,388,004      902,894       0.0%
    Noble Group, Ltd.                     10,011,000    9,318,817       0.1%
#   OUE, Ltd.                                405,000      665,832       0.0%
    Singapore Airlines, Ltd.               2,355,600   18,153,746       0.2%
    United Industrial Corp., Ltd.          2,036,366    5,298,151       0.1%
    UOL Group, Ltd.                        1,001,864    5,032,113       0.1%
    Venture Corp., Ltd.                      319,000    1,921,465       0.0%
    Wheelock Properties Singapore, Ltd.      861,000    1,208,238       0.0%
    Wilmar International, Ltd.             4,154,000   10,354,631       0.1%
                                                     ------------       ---
TOTAL SINGAPORE                                       116,978,973       1.3%
                                                     ------------       ---
SPAIN -- (2.4%)
*   Acciona SA                               101,533    7,095,988       0.1%
#   Banco de Sabadell SA                  13,625,393   39,394,013       0.4%
    Banco Popular Espanol SA               3,581,913   20,575,259       0.2%
    Banco Santander SA                     3,405,732   30,091,424       0.3%
#   Banco Santander SA Sponsored ADR         727,676    6,381,719       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                             PERCENTAGE
                                                     SHARES     VALUE++    OF NET ASSETS**
                                                   ---------- ------------ ---------------
SPAIN -- (Continued)
    CaixaBank SA                                    2,057,650 $ 11,245,475       0.1%
    Iberdrola SA                                   11,714,112   82,923,213       0.9%
    Mapfre SA                                       1,691,013    5,798,574       0.1%
    Repsol SA                                       1,490,932   33,320,804       0.3%
                                                              ------------       ---
TOTAL SPAIN                                                    236,826,469       2.5%
                                                              ------------       ---
SWEDEN -- (3.0%)
    Boliden AB                                        848,808   14,028,557       0.2%
#   Holmen AB Class A                                   5,131      168,159       0.0%
    ICA Gruppen AB                                      2,667      106,788       0.0%
    Meda AB Class A                                   280,396    3,672,090       0.0%
    Nordea Bank AB                                  3,823,977   49,183,048       0.5%
    Skandinaviska Enskilda Banken AB Class A        3,481,813   44,721,326       0.5%
#   Skandinaviska Enskilda Banken AB Class C           17,902      220,244       0.0%
#*  SSAB AB Class A                                    98,114      711,960       0.0%
*   SSAB AB Class B                                    11,133       71,301       0.0%
    Svenska Cellulosa AB Class A                       66,476    1,493,485       0.0%
    Svenska Cellulosa AB Class B                    1,954,836   43,800,996       0.5%
    Svenska Handelsbanken AB Class A                  336,374   16,080,422       0.2%
    Svenska Handelsbanken AB Class B                      252       11,576       0.0%
    Swedbank AB Class A                               674,237   17,867,734       0.2%
    Tele2 AB Class B                                  567,085    7,205,153       0.1%
    Telefonaktiebolaget LM Ericsson Class A            28,098      312,970       0.0%
    Telefonaktiebolaget LM Ericsson Class B         4,879,427   57,657,241       0.6%
#   Telefonaktiebolaget LM Ericsson Sponsored ADR     952,162   11,273,598       0.1%
    TeliaSonera AB                                  3,717,354   25,741,810       0.3%
                                                              ------------       ---
TOTAL SWEDEN                                                   294,328,458       3.2%
                                                              ------------       ---
SWITZERLAND -- (9.9%)
    ABB, Ltd.                                       3,170,149   69,548,848       0.7%
#   ABB, Ltd. Sponsored ADR                            98,484    2,160,739       0.0%
    Adecco SA                                         533,056   36,131,392       0.4%
    Alpiq Holding AG                                      957       96,283       0.0%
    Aryzta AG                                         235,226   20,065,140       0.2%
    Baloise Holding AG                                200,163   25,197,475       0.3%
    Banque Cantonale Vaudoise                             468      250,652       0.0%
    Cie Financiere Richemont SA                       359,310   30,294,784       0.3%
    Clariant AG                                       858,961   14,982,884       0.2%
    Credit Suisse Group AG                            345,028    9,192,856       0.1%
#   Credit Suisse Group AG Sponsored ADR              849,993   22,643,814       0.2%
    Givaudan SA                                         5,469    9,133,078       0.1%
    Holcim, Ltd.                                      887,877   63,016,649       0.7%
    Julius Baer Group, Ltd.                           145,910    6,396,362       0.1%
    Lonza Group AG                                    144,300   15,899,915       0.2%
    Novartis AG                                     2,434,443  225,923,258       2.4%
    Novartis AG ADR                                   681,571   63,174,816       0.7%
    Sulzer AG                                          50,596    5,766,879       0.1%
    Swatch Group AG (The)                              44,280    3,746,204       0.0%
    Swiss Life Holding AG                              80,079   18,373,383       0.2%
    Swiss Re AG                                     1,547,148  125,103,648       1.3%
    Syngenta AG                                        57,562   17,801,470       0.2%
    UBS AG(B18YFJ4)                                 4,344,251   75,538,418       0.8%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                         SHARES      VALUE++     OF NET ASSETS**
                                                       ---------- -------------- ---------------
SWITZERLAND -- (Continued)
    UBS AG(H89231338)                                     505,823 $    8,791,204       0.1%
    Zurich Insurance Group AG                             333,311    100,869,393       1.1%
                                                                  --------------      ----
TOTAL SWITZERLAND                                                    970,099,544      10.4%
                                                                  --------------      ----
UNITED KINGDOM -- (16.4%)
    Anglo American P.L.C.                               3,310,475     69,895,879       0.7%
    Barclays P.L.C.                                     6,193,091     23,818,123       0.3%
#   Barclays P.L.C. Sponsored ADR                       5,060,358     77,929,513       0.8%
    Barratt Developments P.L.C.                           917,814      6,169,892       0.1%
    BP P.L.C.                                           1,912,816     13,762,522       0.1%
    BP P.L.C. Sponsored ADR                             7,387,909    321,078,524       3.4%
    Carnival P.L.C.                                       658,867     26,272,935       0.3%
    Carnival P.L.C. ADR                                   229,328      9,136,428       0.1%
    Friends Life Group, Ltd.                            3,422,696     17,750,179       0.2%
    Glencore P.L.C.                                     9,442,477     48,445,899       0.5%
    HSBC Holdings P.L.C.                                9,197,250     93,769,306       1.0%
    HSBC Holdings P.L.C. Sponsored ADR                  2,089,967    106,630,116       1.1%
    Investec P.L.C.                                     1,195,168     10,959,062       0.1%
#   J Sainsbury P.L.C.                                  5,377,115     21,183,468       0.2%
    Kingfisher P.L.C.                                   7,842,790     37,994,116       0.4%
*   Lloyds Banking Group P.L.C.                        34,635,010     42,770,387       0.5%
*   Lloyds Banking Group P.L.C. ADR                     1,528,251      7,518,995       0.1%
    Old Mutual P.L.C.                                   9,672,569     30,038,893       0.3%
    Pearson P.L.C. Sponsored ADR                        1,179,255     22,111,031       0.2%
*   Royal Bank of Scotland Group P.L.C.                 3,847,507     23,922,065       0.3%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR     400,166      4,974,063       0.1%
#   Royal Dutch Shell P.L.C. ADR(780259107)             3,323,210    248,144,091       2.7%
    Royal Dutch Shell P.L.C. ADR(780259206)               755,142     54,211,644       0.6%
    Royal Dutch Shell P.L.C. Class A                      578,802     20,675,822       0.2%
    Royal Dutch Shell P.L.C. Class B                      255,146      9,426,478       0.1%
*   RSA Insurance Group P.L.C.                          1,362,966     10,546,159       0.1%
    Standard Chartered P.L.C.                           4,120,837     62,029,541       0.7%
    Vedanta Resources P.L.C.                              189,404      2,499,404       0.0%
    Vodafone Group P.L.C.                              27,417,470     91,175,542       1.0%
    Vodafone Group P.L.C. Sponsored ADR                 2,196,216     72,958,305       0.8%
#   WM Morrison Supermarkets P.L.C.                     8,127,143     20,178,805       0.2%
                                                                  --------------      ----
TOTAL UNITED KINGDOM                                               1,607,977,187      17.2%
                                                                  --------------      ----
TOTAL COMMON STOCKS                                                9,265,760,431      99.2%
                                                                  --------------      ----

PREFERRED STOCKS -- (0.2%)

GERMANY -- (0.2%)
    Porsche Automobil Holding SE                          254,382     20,887,882       0.2%
                                                                  --------------      ----

RIGHTS/WARRANTS -- (0.0%)

FRANCE -- (0.0%)
*   Peugeot SA Warrants 04/29/17                          159,012        241,112       0.0%
                                                                  --------------      ----

SPAIN -- (0.0%)
*   Banco Santander SA Rights 11/03/14                  3,405,731        648,719       0.0%
                                                                  --------------      ----
TOTAL RIGHTS/WARRANTS                                                    889,831       0.0%
                                                                  --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS**
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund                                    46,617,671 $  539,366,448        5.8%
                                                                                   --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $8,769,870,982)                                $9,826,904,592      105.2%
                                                                                   ==============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               --------------- -------------- ------- --------------
Common Stocks
 Australia                     $    18,343,012 $  555,433,184   --    $  573,776,196
 Austria                                    --     13,688,459   --        13,688,459
 Belgium                             3,605,664    111,936,796   --       115,542,460
 Canada                            766,135,100             --   --       766,135,100
 China                                      --         30,085   --            30,085
 Denmark                                    --    134,026,860   --       134,026,860
 Finland                             1,844,352     72,294,397   --        74,138,749
 France                              4,069,567    781,290,694   --       785,360,261
 Germany                            60,551,498    555,314,126   --       615,865,624
 Hong Kong                                  --    266,680,548   --       266,680,548
 Ireland                             4,822,991     17,365,455   --        22,188,446
 Israel                                752,406     30,124,828   --        30,877,234
 Italy                              21,181,850    152,226,410   --       173,408,260
 Japan                              69,435,900  1,994,077,840   --     2,063,513,740
 Netherlands                        26,977,934    287,348,260   --       314,326,194
 New Zealand                                --      9,374,710   --         9,374,710
 Norway                              5,167,596     71,575,363   --        76,742,959
 Portugal                                   --      3,873,915   --         3,873,915
 Singapore                                  --    116,978,973   --       116,978,973
 Spain                               6,381,719    230,444,750   --       236,826,469
 Sweden                             11,273,598    283,054,860   --       294,328,458
 Switzerland                        96,770,573    873,328,971   --       970,099,544
 United Kingdom                    924,692,710    683,284,477   --     1,607,977,187
Preferred Stocks
 Germany                                    --     20,887,882   --        20,887,882
Rights/Warrants
 France                                     --        241,112   --           241,112
 Spain                                      --        648,719   --           648,719
Securities Lending Collateral               --    539,366,448   --       539,366,448
                               --------------- --------------   --    --------------
TOTAL                          $2,022,006,470  $7,804,898,122   --    $9,826,904,592
                               =============== ==============   ==    ==============

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                       --------- ---------- ---------------
COMMON STOCKS -- (86.8%)
Consumer Discretionary -- (17.9%)
#   Accordia Golf Co., Ltd.              306,889 $3,233,490       0.1%
#   Adastria Holdings Co., Ltd.           93,820  2,086,985       0.1%
#   Aeon Fantasy Co., Ltd.                57,832    750,890       0.0%
#*  AGORA Hospitality Group Co., Ltd.    427,000    177,575       0.0%
    Ahresty Corp.                        127,000    712,280       0.0%
*   Aigan Co., Ltd.                       95,200    222,525       0.0%
    Aisan Industry Co., Ltd.             184,400  1,478,636       0.1%
#   Akebono Brake Industry Co., Ltd.     403,400  1,572,409       0.1%
#   Alpen Co., Ltd.                      112,500  1,736,466       0.1%
    Alpha Corp.                           30,400    293,429       0.0%
    Alpine Electronics, Inc.             272,000  4,642,893       0.2%
    Amiyaki Tei Co., Ltd.                 24,500    875,119       0.0%
    Amuse, Inc.                           22,299    642,190       0.0%
*   Anrakutei Co., Ltd.                   22,000     79,327       0.0%
    AOI Pro, Inc.                         39,200    242,654       0.0%
    AOKI Holdings, Inc.                  276,200  3,097,939       0.1%
    Aoyama Trading Co., Ltd.             315,900  7,513,669       0.3%
    Arata Corp.                           91,000    272,069       0.0%
    Arcland Sakamoto Co., Ltd.            84,500  1,883,769       0.1%
    Asahi Broadcasting Corp.              21,200    143,280       0.0%
#   Asahi Co., Ltd.                       95,000  1,056,289       0.1%
#   Asatsu-DK, Inc.                      199,100  5,024,611       0.2%
#*  Ashimori Industry Co., Ltd.          319,000    562,038       0.0%
#   ASKUL Corp.                           46,600    968,359       0.1%
#   Atom Corp.                           135,300    739,383       0.0%
    Atsugi Co., Ltd.                     765,000    784,853       0.0%
    Autobacs Seven Co., Ltd.             419,100  6,148,121       0.3%
#   Avex Group Holdings, Inc.            234,300  3,480,180       0.2%
    Belluna Co., Ltd.                    214,500    959,229       0.0%
    Best Denki Co., Ltd.                 396,500    481,767       0.0%
#   Bic Camera, Inc.                     497,600  4,362,857       0.2%
    Bookoff Corp.                         58,000    435,682       0.0%
#   BRONCO BILLY Co., Ltd.                13,900    383,290       0.0%
    Calsonic Kansei Corp.                990,000  5,481,082       0.2%
#   Can Do Co., Ltd.                      65,300    962,800       0.1%
    Central Sports Co., Ltd.              27,700    440,270       0.0%
    CHIMNEY Co., Ltd.                     19,600    384,734       0.0%
#   Chiyoda Co., Ltd.                    152,300  3,013,390       0.1%
    Chofu Seisakusho Co., Ltd.            86,200  2,598,779       0.1%
#   Chori Co., Ltd.                       73,900  1,086,230       0.1%
    Chuo Spring Co., Ltd.                202,000    595,057       0.0%
#*  Clarion Co., Ltd.                    767,000  2,524,094       0.1%
    Cleanup Corp.                        133,500  1,172,554       0.1%
#   Colowide Co., Ltd.                   351,000  4,205,885       0.2%
#   COOKPAD, Inc.                         88,100  2,875,381       0.1%
    Corona Corp.                          82,400    857,718       0.0%
#   Cross Plus, Inc.                      22,000    157,578       0.0%
#   DA Consortium, Inc.                  143,200    595,734       0.0%
    Daido Metal Co., Ltd.                190,000  2,232,435       0.1%
#   Daidoh, Ltd.                         130,000    594,524       0.0%
#*  Daiei, Inc. (The)                  1,408,000  1,602,843       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Daiichikosho Co., Ltd.                174,000 $4,391,143       0.2%
    Daikoku Denki Co., Ltd.                44,700    735,659       0.0%
    Daimaruenawin Co., Ltd.                   400      2,633       0.0%
#   Dainichi Co., Ltd.                     49,300    344,238       0.0%
#   Daisyo Corp.                           54,300    656,118       0.0%
    DCM Holdings Co., Ltd.                537,400  3,600,220       0.2%
#   Descente, Ltd.                        244,000  2,280,801       0.1%
    Doshisha Co., Ltd.                    140,100  2,316,841       0.1%
    Doutor Nichires Holdings Co., Ltd.    174,386  2,597,882       0.1%
    Dunlop Sports Co., Ltd.                77,500    907,478       0.0%
    Dynic Corp.                           174,000    278,486       0.0%
    Eagle Industry Co., Ltd.              150,900  2,894,359       0.1%
#   EDION Corp.                           528,800  3,772,846       0.2%
    Exedy Corp.                           185,100  4,678,828       0.2%
    F T Communications Co., Ltd.            7,300    152,377       0.0%
    F-Tech, Inc.                           26,900    291,250       0.0%
#   FCC Co., Ltd.                         200,100  3,405,467       0.1%
#   Fields Corp.                           88,200  1,154,859       0.1%
    Fine Sinter Co., Ltd.                  49,000    144,391       0.0%
#   First Juken Co., Ltd.                   8,900     99,875       0.0%
#   Foster Electric Co., Ltd.             129,400  2,050,046       0.1%
#   France Bed Holdings Co., Ltd.         702,000  1,157,845       0.1%
#   Fuji Co., Ltd.                        109,800  2,161,222       0.1%
#   Fuji Corp., Ltd.                      132,700    754,542       0.0%
    Fuji Kiko Co., Ltd.                   148,000    736,993       0.0%
#   Fuji Kyuko Co., Ltd.                  139,000  1,444,430       0.1%
    Fuji Oozx, Inc.                         6,000     25,200       0.0%
#   Fujibo Holdings, Inc.                 763,000  2,114,771       0.1%
#   Fujikura Rubber, Ltd.                  44,200    318,811       0.0%
    Fujishoji Co., Ltd.                    21,300    246,503       0.0%
#   Fujita Kanko, Inc.                     88,000    309,252       0.0%
#   Fujitsu General, Ltd.                 378,000  4,731,958       0.2%
    FuKoKu Co., Ltd.                       36,400    403,188       0.0%
#   Funai Electric Co., Ltd.               41,000    367,694       0.0%
#   Furukawa Battery Co., Ltd. (The)       98,000    820,635       0.0%
    Futaba Industrial Co., Ltd.           321,600  1,793,089       0.1%
    G-7 Holdings, Inc.                     29,200    240,376       0.0%
#   G-Tekt Corp.                           94,000    937,589       0.0%
#   Gakken Holdings Co., Ltd.             322,000    731,009       0.0%
    Genki Sushi Co., Ltd.                  31,200    543,348       0.0%
#   Geo Holdings Corp.                    197,800  1,746,575       0.1%
#   GLOBERIDE, Inc.                       641,000    868,686       0.0%
    Goldwin, Inc.                         188,000  1,056,451       0.1%
    Gourmet Kineya Co., Ltd.               87,000    683,400       0.0%
#   GSI Creos Corp.                       345,000    451,273       0.0%
    Gulliver International Co., Ltd.      392,700  3,428,528       0.1%
    Gunze, Ltd.                         1,111,000  3,091,959       0.1%
#   H-One Co., Ltd.                        69,500    425,423       0.0%
    H2O Retailing Corp.                   442,605  7,361,480       0.3%
#   Hagihara Industries, Inc.              22,700    331,260       0.0%
    Hakuyosha Co., Ltd.                    65,000    144,318       0.0%
#   Happinet Corp.                         96,500  1,655,211       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                       --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Hard Off Corp. Co., Ltd.                              51,000 $  415,099       0.0%
    Haruyama Trading Co., Ltd.                            47,900    303,555       0.0%
    Heiwa Corp.                                           57,400  1,175,343       0.1%
    HI-LEX Corp.                                          57,600  1,500,433       0.1%
#   Hiday Hidaka Corp.                                    60,564  1,753,189       0.1%
#   Higashi Nihon House Co., Ltd.                        226,700    960,838       0.1%
#   Himaraya Co., Ltd.                                    35,900    309,735       0.0%
#   Hiramatsu, Inc.                                      158,800    878,638       0.0%
#   HIS Co., Ltd.                                        211,100  5,483,943       0.2%
#   Honeys Co., Ltd.                                     102,940    962,419       0.1%
#   Hoosiers Holdings Co., Ltd.                          162,500    777,213       0.0%
#   Ichibanya Co., Ltd.                                   47,900  2,252,684       0.1%
#   Ichikoh Industries, Ltd.                             294,000    673,145       0.0%
*   IJT Technology Holdings Co., Ltd.                    128,280    565,007       0.0%
#   Ikyu Corp.                                           106,000  1,442,599       0.1%
#   Imasen Electric Industrial                            85,400  1,450,615       0.1%
#   Imperial Hotel, Ltd.                                  14,200    307,046       0.0%
    Intage Holdings, Inc.                                 82,200  1,024,726       0.1%
*   Izuhakone Railway Co., Ltd.                              300         --       0.0%
*   Izutsuya Co., Ltd.                                   555,000    316,440       0.0%
#*  Janome Sewing Machine Co., Ltd.                    1,041,000  1,615,484       0.1%
    Japan Vilene Co., Ltd.                               162,000    899,611       0.0%
    Japan Wool Textile Co., Ltd. (The)                   342,000  2,314,150       0.1%
#   Jin Co., Ltd.                                         79,400  1,730,435       0.1%
#   Joban Kosan Co., Ltd.                                333,000    441,965       0.0%
    Joshin Denki Co., Ltd.                               209,000  1,904,201       0.1%
#   JP-Holdings, Inc.                                    301,300  1,118,586       0.1%
#*  JVC Kenwood Corp.                                    918,530  1,756,082       0.1%
#   K's Holdings Corp.                                   116,800  3,225,698       0.1%
#*  Kadokawa Dwango Corp.                                253,333  4,646,036       0.2%
    Kasai Kogyo Co., Ltd.                                141,000  1,246,955       0.1%
#   Kawai Musical Instruments Manufacturing Co., Ltd.     45,400    853,767       0.0%
    Keihin Corp.                                         262,800  3,320,219       0.1%
#   Keiyo Co., Ltd.                                      181,300    825,801       0.0%
#   KFC Holdings Japan, Ltd.                              77,000  1,467,257       0.1%
#*  Kintetsu Department Store Co., Ltd.                  116,000    331,302       0.0%
#   Kinugawa Rubber Industrial Co., Ltd.                 285,000  1,208,028       0.1%
    Kitamura Co., Ltd.                                     2,000     12,263       0.0%
*   KNT-CT Holdings Co., Ltd.                            619,000    939,451       0.0%
#   Kohnan Shoji Co., Ltd.                               194,000  2,226,077       0.1%
#   Kojima Co., Ltd.                                     154,700    420,883       0.0%
    Komatsu Seiren Co., Ltd.                             138,300    693,037       0.0%
    Komeri Co., Ltd.                                     197,000  4,428,467       0.2%
#   Konaka Co., Ltd.                                     126,060    717,956       0.0%
#   Koshidaka Holdings Co., Ltd.                          43,400    741,094       0.0%
    Kourakuen Corp.                                        9,300    117,781       0.0%
#   KU Holdings Co., Ltd.                                136,400    730,564       0.0%
    Kura Corp.                                            68,600  1,859,869       0.1%
    Kurabo Industries, Ltd.                            1,301,000  2,163,224       0.1%
#   Kuraudia Co., Ltd.                                     5,700     64,610       0.0%
#   KYB Co., Ltd.                                      1,144,000  4,926,064       0.2%
#   Kyoritsu Maintenance Co., Ltd.                        61,060  2,457,234       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Kyoto Kimono Yuzen Co., Ltd.              67,000 $  603,723       0.0%
    LEC, Inc.                                 42,800    442,166       0.0%
#   Look, Inc.                               235,000    499,415       0.0%
#   Mamiya-Op Co., Ltd.                      331,000    599,864       0.0%
#   Marche Corp.                              23,000    177,709       0.0%
#   Mars Engineering Corp.                    50,500    917,408       0.0%
*   Maruei Department Store Co., Ltd.         17,000     21,936       0.0%
#*  Maruzen CHI Holdings Co., Ltd.            29,800    102,122       0.0%
    Matsuya Foods Co., Ltd.                   48,200    925,419       0.0%
#   Meiko Network Japan Co., Ltd.            119,100  1,339,232       0.1%
    Meiwa Estate Co., Ltd.                    56,900    269,254       0.0%
    Mikuni Corp.                             112,000    426,417       0.0%
    Misawa Homes Co., Ltd.                   162,300  1,487,772       0.1%
    Mitsuba Corp.                            211,890  3,372,536       0.1%
    Mitsui Home Co., Ltd.                    170,000    744,783       0.0%
#   Mizuno Corp.                             577,000  2,890,881       0.1%
    Monogatari Corp. (The)                    25,400    821,202       0.0%
    MOS Food Services, Inc.                    1,900     37,073       0.0%
    Mr Max Corp.                             119,000    330,137       0.0%
    Murakami Corp.                            11,000    144,923       0.0%
#   Musashi Seimitsu Industry Co., Ltd.      132,600  2,603,178       0.1%
    Nafco Co., Ltd.                           34,300    464,212       0.0%
#   Nagawa Co., Ltd.                           8,900    198,167       0.0%
#*  Naigai Co., Ltd.                       1,450,000    783,398       0.0%
    Nakayamafuku Co., Ltd.                     9,500     69,398       0.0%
#   Next Co., Ltd.                           132,800    754,887       0.0%
#   Nexyz Corp.                               11,900     69,929       0.0%
    Nice Holdings, Inc.                      460,000    875,792       0.0%
    Nifco, Inc.                              295,500  9,363,392       0.4%
    Nihon Eslead Corp.                        18,300    167,489       0.0%
#   Nihon Plast Co., Ltd.                      4,700     32,998       0.0%
    Nihon Tokushu Toryo Co., Ltd.             56,000    351,664       0.0%
    Nippon Felt Co., Ltd.                     58,200    247,908       0.0%
    Nippon Piston Ring Co., Ltd.             500,000  1,068,653       0.1%
    Nippon Seiki Co., Ltd.                   224,400  4,780,415       0.2%
    Nishikawa Rubber Co., Ltd.                15,000    259,105       0.0%
    Nishimatsuya Chain Co., Ltd.             307,700  2,781,548       0.1%
    Nissan Tokyo Sales Holdings Co., Ltd.    236,000    595,749       0.0%
#   Nissei Build Kogyo Co., Ltd.             339,000    880,552       0.0%
*   Nissen Holdings Co., Ltd.                 22,800     72,794       0.0%
    Nissin Kogyo Co., Ltd.                   227,200  3,511,458       0.2%
    Nittan Valve Co., Ltd.                    82,800    235,685       0.0%
    Ohashi Technica, Inc.                     28,700    328,875       0.0%
#   Ohsho Food Service Corp.                  71,000  2,564,616       0.1%
    Onward Holdings Co., Ltd.                757,000  4,651,606       0.2%
#   OPT, Inc.                                 81,500    557,559       0.0%
    Otsuka Kagu, Ltd.                         39,700    411,347       0.0%
    Pacific Industrial Co., Ltd.             226,500  1,716,305       0.1%
#   Pal Co., Ltd.                             68,400  2,057,079       0.1%
    Paltac Corp.                             197,334  2,404,582       0.1%
#   PanaHome Corp.                           481,200  3,220,249       0.1%
    Parco Co., Ltd.                          113,200    921,252       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Paris Miki Holdings, Inc.                155,600 $  691,651       0.0%
    PIA Corp.                                  1,300     21,993       0.0%
    Piolax, Inc.                              57,900  2,561,694       0.1%
#*  Pioneer Corp.                          1,922,600  5,044,160       0.2%
    Plenus Co., Ltd.                         132,400  2,381,505       0.1%
#   Press Kogyo Co., Ltd.                    590,000  2,356,884       0.1%
#   Pressance Corp.                           39,800  1,118,524       0.1%
    Proto Corp.                               63,300    871,449       0.0%
    Renaissance, Inc.                         50,100    436,812       0.0%
#*  Renown, Inc.                             336,200    337,994       0.0%
#   Resort Solution Co., Ltd.                180,000    387,947       0.0%
#   Resorttrust, Inc.                        291,116  7,018,444       0.3%
    Rhythm Watch Co., Ltd.                   595,000    830,722       0.0%
#   Riberesute Corp.                          14,500     87,870       0.0%
#   Right On Co., Ltd.                        89,925    586,551       0.0%
    Riken Corp.                              518,000  2,031,266       0.1%
    Ringer Hut Co., Ltd.                      56,800    877,451       0.0%
    Round One Corp.                          446,000  2,690,698       0.1%
    Royal Holdings Co., Ltd.                 176,200  2,813,386       0.1%
    Sac's Bar Holdings, Inc.                  73,550  1,060,058       0.1%
#   Saizeriya Co., Ltd.                      187,200  2,770,221       0.1%
#   Sakai Ovex Co., Ltd.                     350,000    505,969       0.0%
    San Holdings, Inc.                        14,000    196,555       0.0%
    Sanden Corp.                             693,000  3,996,692       0.2%
    Sanei Architecture Planning Co., Ltd.     43,300    351,421       0.0%
#   Sangetsu Co., Ltd.                       175,725  4,449,991       0.2%
#   Sanko Marketing Foods Co., Ltd.           30,400    248,182       0.0%
    Sankyo Seiko Co., Ltd.                   188,700    701,428       0.0%
    Sanoh Industrial Co., Ltd.               140,500    914,104       0.0%
#   Sanyo Electric Railway Co., Ltd.         142,000    586,535       0.0%
    Sanyo Housing Nagoya Co., Ltd.            38,600    425,401       0.0%
    Sanyo Shokai, Ltd.                       678,000  1,647,128       0.1%
#   Sato Restaurant Systems Co., Ltd.         41,400    316,199       0.0%
#   Scroll Corp.                             157,200    360,279       0.0%
#   Seiko Holdings Corp.                     954,407  4,756,319       0.2%
#   Seiren Co., Ltd.                         296,700  2,590,948       0.1%
#   Senshukai Co., Ltd.                      185,200  1,486,522       0.1%
#*  Septeni Holdings Co., Ltd.                58,100    612,625       0.0%
#   Seria Co., Ltd.                          120,100  5,043,721       0.2%
#   Shidax Corp.                              85,200    380,195       0.0%
    Shikibo, Ltd.                            802,000    877,647       0.0%
    Shimachu Co., Ltd.                       295,800  7,615,745       0.3%
    Shimojima Co., Ltd.                       23,800    219,870       0.0%
    Shiroki Corp.                            285,000    576,207       0.0%
    Shobunsha Publications, Inc.             273,500  1,935,953       0.1%
#   Shochiku Co., Ltd.                       220,000  2,064,153       0.1%
    Showa Corp.                              326,700  3,534,058       0.2%
    SKY Perfect JSAT Holdings, Inc.          892,200  5,477,032       0.2%
    SNT Corp.                                 88,700    452,415       0.0%
    Soft99 Corp.                              70,600    411,146       0.0%
    Sotoh Co., Ltd.                           42,600    362,581       0.0%
    SPK Corp.                                 17,200    298,940       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                             PERCENTAGE
                                                       SHARES    VALUE++   OF NET ASSETS**
                                                      --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    St Marc Holdings Co., Ltd.                           48,200 $2,519,968       0.1%
#   Starbucks Coffee Japan, Ltd.                        163,400  2,135,826       0.1%
    Starts Corp., Inc.                                  138,600  2,069,618       0.1%
    Step Co., Ltd.                                       39,200    293,157       0.0%
#   Studio Alice Co., Ltd.                               63,100    817,218       0.0%
    Suminoe Textile Co., Ltd.                           342,000    936,477       0.0%
    Sumitomo Forestry Co., Ltd.                         268,366  2,819,985       0.1%
    Sumitomo Riko Co., Ltd.                             233,900  2,010,240       0.1%
    Suncall Corp.                                        27,000    157,240       0.0%
    T RAD Co., Ltd.                                     418,000    984,076       0.1%
#   T-Gaia Corp.                                        143,200  1,431,686       0.1%
#   Tachi-S Co., Ltd.                                   167,540  2,124,378       0.1%
    Tachikawa Corp.                                      50,800    300,918       0.0%
    Taiho Kogyo Co., Ltd.                               101,000  1,033,336       0.1%
    Takamatsu Construction Group Co., Ltd.               83,600  1,603,683       0.1%
#   Takata Corp.                                         23,600    308,404       0.0%
    Take And Give Needs Co., Ltd.                        55,670    586,456       0.0%
    Takihyo Co., Ltd.                                    76,000    280,416       0.0%
#   Tama Home Co., Ltd.                                  80,300    437,474       0.0%
#   Tamron Co., Ltd.                                    111,400  2,205,144       0.1%
#   TBK Co., Ltd.                                       119,000    723,353       0.0%
*   Ten Allied Co., Ltd.                                 50,000    154,785       0.0%
    Tigers Polymer Corp.                                 52,100    318,647       0.0%
#   Toa Corp.                                           132,100  1,329,162       0.1%
#   Toabo Corp.                                         529,000    358,407       0.0%
#   Toei Animation Co., Ltd.                             22,500    582,472       0.0%
    Toei Co., Ltd.                                      419,000  2,210,866       0.1%
    Tohokushinsha Film Corp.                             22,500    167,685       0.0%
    Tokai Rika Co., Ltd.                                295,500  5,628,185       0.2%
#   Token Corp.                                          47,750  2,162,042       0.1%
#   Tokyo Dome Corp.                                  1,210,200  5,155,674       0.2%
#   Tokyo Individualized Educational Institute, Inc.     47,300    172,937       0.0%
#   Tokyu Recreation Co., Ltd.                           79,000    468,292       0.0%
#   Tomy Co., Ltd.                                      385,193  1,992,589       0.1%
    Topre Corp.                                         218,300  3,091,207       0.1%
#   Toridoll.corp                                       115,500  1,321,616       0.1%
#   Tosho Co., Ltd.                                      42,700    906,007       0.0%
#   Toyo Tire & Rubber Co., Ltd.                        277,100  4,571,100       0.2%
#   TPR Co., Ltd.                                       130,600  3,095,975       0.1%
    TS Tech Co., Ltd.                                    63,500  1,560,742       0.1%
    TSI Holdings Co., Ltd.                              443,295  2,818,164       0.1%
#   Tsukada Global Holdings, Inc.                       107,800    877,102       0.0%
    Tsukamoto Corp. Co., Ltd.                           190,000    225,889       0.0%
    Tsutsumi Jewelry Co., Ltd.                           48,600  1,195,388       0.1%
    Tv Tokyo Holdings Corp.                              12,200    245,972       0.0%
    Tyo, Inc.                                           313,000    496,914       0.0%
#   U-Shin, Ltd.                                        130,600    835,234       0.0%
    Unipres Corp.                                       226,500  4,507,313       0.2%
#   United Arrows, Ltd.                                 140,200  5,253,999       0.2%
#*  Unitika, Ltd.                                     2,738,000  1,213,650       0.1%
#   Universal Entertainment Corp.                        80,300  1,271,421       0.1%
#*  Usen Corp.                                          730,180  2,294,771       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             PERCENTAGE
                                      SHARES    VALUE++    OF NET ASSETS**
                                      ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#      Village Vanguard Co., Ltd.      31,000 $    404,387       0.0%
#      VT Holdings Co., Ltd.          499,500    1,972,641       0.1%
       Wacoal Holdings Corp.          629,000    6,550,239       0.3%
*      Watabe Wedding Corp.            43,000      216,933       0.0%
#      WATAMI Co., Ltd.               138,100    1,614,633       0.1%
#      West Holdings Corp.             99,600      927,089       0.0%
       Workman Co., Ltd.                  900       47,039       0.0%
       Wowow, Inc.                     28,300    1,210,758       0.1%
       Xebio Co., Ltd.                150,400    2,353,607       0.1%
#      Yachiyo Industry Co., Ltd.       8,800       59,335       0.0%
#      Yamato International, Inc.       8,200       29,055       0.0%
       Yellow Hat, Ltd.                95,400    2,042,073       0.1%
#      Yomiuri Land Co., Ltd.         241,000    1,066,103       0.1%
#      Yondoshi Holdings, Inc.        114,620    2,064,292       0.1%
#      Yonex Co., Ltd.                 41,300      367,692       0.0%
       Yorozu Corp.                   104,000    1,789,572       0.1%
#      Yoshinoya Holdings Co., Ltd.   194,000    2,222,602       0.1%
       Yutaka Giken Co., Ltd.           2,000       43,164       0.0%
#      Zenrin Co., Ltd.               154,900    1,904,245       0.1%
#      Zensho Holdings Co., Ltd.      655,800    5,952,922       0.2%
       Zojirushi Corp.                166,000    1,038,438       0.1%
                                              ------------      ----
Total Consumer Discretionary                   511,890,108      20.4%
                                              ------------      ----
Consumer Staples -- (7.6%)
#      Aderans Co., Ltd.              131,800    1,568,966       0.1%
#      Aeon Hokkaido Corp.            339,700    1,994,564       0.1%
#      Ain Pharmaciez, Inc.           142,400    3,857,649       0.2%
       Arcs Co., Ltd.                 195,600    4,310,698       0.2%
       Ariake Japan Co., Ltd.         110,900    2,499,605       0.1%
#      Artnature, Inc.                 93,200    1,260,393       0.1%
       Axial Retailing, Inc.           80,000    1,611,364       0.1%
       Belc Co., Ltd.                  56,100    1,549,623       0.1%
       Cawachi, Ltd.                   89,600    1,393,098       0.1%
       CFS Corp.                        3,800       22,288       0.0%
       Chubu Shiryo Co., Ltd.         110,700      675,173       0.0%
       Chuo Gyorui Co., Ltd.           93,000      216,374       0.0%
       Coca-Cola West Co., Ltd.       195,200    2,786,544       0.1%
       Cocokara fine, Inc.             98,860    2,403,218       0.1%
       Create SD Holdings Co., Ltd.    47,000    1,693,728       0.1%
       Daikokutenbussan Co., Ltd.      33,400      971,858       0.0%
       Dr Ci:Labo Co., Ltd.            84,600    2,687,248       0.1%
       Dydo Drinco, Inc.               43,900    1,881,214       0.1%
       Ezaki Glico Co., Ltd.            5,700      184,517       0.0%
#      Fancl Corp.                    232,200    3,185,204       0.1%
*      Feed One Holdings Co., Ltd.    836,040      803,849       0.0%
#*     First Baking Co., Ltd.         183,000      222,087       0.0%
       Fuji Oil Co., Ltd.             367,600    5,837,798       0.2%
       Fujicco Co., Ltd.              118,600    1,769,412       0.1%
#      Fujiya Co., Ltd.               240,000      427,134       0.0%
       Genky Stores, Inc.               7,800      388,131       0.0%
       Hagoromo Foods Corp.            39,000      383,552       0.0%
       Heiwado Co., Ltd.              184,300    3,430,912       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                               --------- ---------- ---------------
Consumer Staples -- (Continued)
    Hokkaido Coca-Cola Bottling Co., Ltd.         87,000 $  406,538       0.0%
#   Hokuto Corp.                                 130,400  2,377,473       0.1%
    House Foods Group, Inc.                      202,800  3,470,371       0.1%
    Inageya Co., Ltd.                            172,800  1,827,433       0.1%
    Itochu-Shokuhin Co., Ltd.                     27,400    904,874       0.0%
    Itoham Foods, Inc.                           960,800  4,942,091       0.2%
#   J-Oil Mills, Inc.                            548,000  1,780,272       0.1%
#   Kagome Co., Ltd.                              47,000    762,509       0.0%
#   Kakiyasu Honten Co., Ltd.                     16,600    250,609       0.0%
    Kameda Seika Co., Ltd.                        73,500  2,220,817       0.1%
    Kansai Super Market, Ltd.                     16,700    115,003       0.0%
#   Kasumi Co., Ltd.                             244,500  2,301,197       0.1%
    Kato Sangyo Co., Ltd.                        118,000  2,510,840       0.1%
#   Kenko Mayonnaise Co., Ltd.                    41,900    452,030       0.0%
    Key Coffee, Inc.                             104,300  1,503,409       0.1%
*   Kirindo Holdings Co., Ltd.                    28,300    173,551       0.0%
#   Kotobuki Spirits Co., Ltd.                    29,500    586,846       0.0%
    Kusuri No Aoki Co., Ltd.                      50,200  2,463,982       0.1%
#   Kyokuyo Co., Ltd.                            507,000  1,186,084       0.1%
#   Life Corp.                                   183,400  2,941,676       0.1%
#   Lion Corp.                                   971,000  5,486,026       0.2%
    Mandom Corp.                                 121,500  4,075,939       0.2%
    Marudai Food Co., Ltd.                       603,000  2,233,317       0.1%
#   Maruetsu, Inc. (The)                         375,000  1,829,345       0.1%
    Maruha Nichiro Corp.                         231,507  3,352,832       0.1%
    Matsumotokiyoshi Holdings Co., Ltd.          229,700  6,680,147       0.3%
#   Maxvalu Nishinihon Co., Ltd.                   2,400     31,036       0.0%
    Maxvalu Tokai Co., Ltd.                       57,500    822,508       0.0%
    Medical System Network Co., Ltd.              78,200    238,780       0.0%
    Megmilk Snow Brand Co., Ltd.                 266,000  3,529,308       0.1%
    Meito Sangyo Co., Ltd.                        53,700    545,221       0.0%
    Milbon Co., Ltd.                              67,876  2,180,575       0.1%
#   Ministop Co., Ltd.                            87,700  1,248,629       0.1%
#   Mitsubishi Shokuhin Co., Ltd.                 87,800  1,977,757       0.1%
    Mitsui Sugar Co., Ltd.                       529,850  1,837,896       0.1%
    Miyoshi Oil & Fat Co., Ltd.                  384,000    477,096       0.0%
    Morinaga & Co., Ltd.                       1,156,000  2,478,835       0.1%
    Morinaga Milk Industry Co., Ltd.           1,160,000  3,878,574       0.2%
    Morozoff, Ltd.                               146,000    473,927       0.0%
    Nagatanien Co., Ltd.                         125,000  1,221,223       0.1%
    Nakamuraya Co., Ltd.                         189,000    732,485       0.0%
    Natori Co., Ltd.                              20,300    208,510       0.0%
    Nichimo Co., Ltd.                            170,000    285,822       0.0%
    Nichirei Corp.                             1,516,000  6,452,308       0.3%
#   Nihon Chouzai Co., Ltd.                       12,580    333,828       0.0%
    Niitaka Co., Ltd.                              7,260     72,199       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.    619,000  1,041,218       0.0%
    Nippon Flour Mills Co., Ltd.                 712,000  3,573,754       0.1%
#*  Nippon Suisan Kaisha, Ltd.                 1,489,700  4,403,698       0.2%
#   Nisshin Oillio Group, Ltd. (The)             692,000  2,479,994       0.1%
    Nissin Sugar Co., Ltd.                        19,600    409,309       0.0%
    Nitto Fuji Flour Milling Co., Ltd.            64,000    179,467       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                           --------- ------------ ---------------
Consumer Staples -- (Continued)
    Noevir Holdings Co., Ltd.                 70,500 $  1,275,415       0.1%
    Oenon Holdings, Inc.                     316,000      659,857       0.0%
#   OIE Sangyo Co., Ltd.                      20,900      156,957       0.0%
    Okuwa Co., Ltd.                          120,000      996,307       0.0%
    Olympic Group Corp.                       64,900      595,396       0.0%
    OUG Holdings, Inc.                        29,000       60,565       0.0%
#   Pigeon Corp.                             101,300    6,314,774       0.3%
    Prima Meat Packers, Ltd.                 874,000    2,059,828       0.1%
#   Qol Co., Ltd.                             54,100      328,231       0.0%
    Riken Vitamin Co., Ltd.                   79,200    1,828,368       0.1%
#   Rock Field Co., Ltd.                      58,100      989,559       0.0%
#   Rokko Butter Co., Ltd.                    36,700      400,140       0.0%
    S Foods, Inc.                             77,762    1,625,660       0.1%
    S&B Foods, Inc.                              499       17,940       0.0%
#   Sakata Seed Corp.                        187,900    2,786,677       0.1%
#   San-A Co., Ltd.                          100,900    3,401,222       0.1%
    Sapporo Holdings, Ltd.                 1,993,000    8,625,333       0.4%
#   Shoei Foods Corp.                         44,000      343,537       0.0%
    Showa Sangyo Co., Ltd.                   524,000    2,035,633       0.1%
    Sogo Medical Co., Ltd.                    28,400    1,356,092       0.1%
    ST Corp.                                  78,900      713,395       0.0%
    Starzen Co., Ltd.                        337,000      979,696       0.0%
#   Takara Holdings, Inc.                    814,000    6,480,260       0.3%
#   Tobu Store Co., Ltd.                     205,000      526,079       0.0%
    Toho Co., Ltd.                           197,000      744,883       0.0%
#   Tohto Suisan Co., Ltd.                   173,000      301,374       0.0%
    Torigoe Co., Ltd. (The)                   82,600      573,258       0.0%
    Toyo Sugar Refining Co., Ltd.            157,000      142,117       0.0%
#   UNY Group Holdings Co., Ltd.           1,471,300    7,799,995       0.3%
    Valor Co., Ltd.                          216,200    3,504,509       0.1%
    Warabeya Nichiyo Co., Ltd.                84,860    1,488,060       0.1%
#   Welcia Holdings Co., Ltd.                122,800    4,102,415       0.2%
    Yaizu Suisankagaku Industry Co., Ltd.     44,800      398,575       0.0%
    Yamatane Corp.                           535,000      826,164       0.0%
#   Yamaya Corp.                              22,800      326,843       0.0%
    Yaoko Co., Ltd.                           52,300    3,212,833       0.1%
#   Yokohama Reito Co., Ltd.                 252,400    1,871,471       0.1%
    Yomeishu Seizo Co., Ltd.                 100,000      792,953       0.0%
    Yonekyu Corp.                              9,200      129,372       0.0%
    Yuasa Funashoku Co., Ltd.                112,000      275,708       0.0%
    Yutaka Foods Corp.                         6,000       97,947       0.0%
                                                     ------------       ---
Total Consumer Staples                                219,110,767       8.7%
                                                     ------------       ---
Energy -- (0.9%)
#   BP Castrol K.K.                           66,500      643,012       0.0%
    Cosmo Oil Co., Ltd.                    3,536,000    5,509,736       0.2%
    Fuji Kosan Co., Ltd.                      33,100      187,166       0.0%
#   Fuji Oil Co., Ltd.                       293,100      887,567       0.0%
    Itochu Enex Co., Ltd.                    311,000    1,992,438       0.1%
#   Japan Drilling Co., Ltd.                  33,400    1,396,325       0.1%
    Japan Oil Transportation Co., Ltd.        84,000      174,619       0.0%
#   Kyoei Tanker Co., Ltd.                    68,000      126,756       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
 Energy -- (Continued)
     Mitsuuroko Group Holdings Co., Ltd.    190,200 $   929,122       0.0%
     Nippon Coke & Engineering Co., Ltd.  1,410,500   1,407,309       0.1%
 #   Nippon Gas Co., Ltd.                   185,900   4,599,978       0.2%
     Nippon Seiro Co., Ltd.                  64,000     145,796       0.0%
 #   Sala Corp.                             128,500     707,047       0.0%
     San-Ai Oil Co., Ltd.                   314,000   2,173,535       0.1%
     Shinko Plantech Co., Ltd.              236,000   1,804,173       0.1%
 #   Sinanen Co., Ltd.                      268,000   1,056,645       0.0%
     Toa Oil Co., Ltd.                      427,000     604,361       0.0%
     Toyo Kanetsu K.K.                      642,000   1,501,615       0.1%
                                                    -----------       ---
 Total Energy                                        25,847,200       1.0%
                                                    -----------       ---
 Financials -- (10.2%)
     77 Bank, Ltd. (The)                    589,000   3,288,271       0.1%
     Aichi Bank, Ltd. (The)                  54,200   2,661,507       0.1%
     Airport Facilities Co., Ltd.           136,670     934,732       0.0%
     Aizawa Securities Co., Ltd.            159,400     805,131       0.0%
     Akita Bank, Ltd. (The)               1,120,400   3,184,122       0.1%
     Anabuki Kosan, Inc.                     22,000      50,945       0.0%
     Aomori Bank, Ltd. (The)              1,185,000   3,535,815       0.1%
     Asax Co., Ltd.                           1,700      20,519       0.0%
     Awa Bank, Ltd. (The)                 1,185,000   7,105,993       0.3%
     Bank of Iwate, Ltd. (The)              105,100   4,809,967       0.2%
     Bank of Kochi, Ltd. (The)              178,000     229,291       0.0%
     Bank of Nagoya, Ltd. (The)           1,026,297   4,154,915       0.2%
 #   Bank of Okinawa, Ltd. (The)            113,200   4,958,952       0.2%
     Bank of Saga, Ltd. (The)               771,000   1,783,000       0.1%
     Bank of the Ryukyus, Ltd.              231,780   3,743,075       0.2%
     Chiba Kogyo Bank, Ltd. (The)           236,500   1,667,387       0.1%
     Chukyo Bank, Ltd. (The)                686,000   1,263,117       0.1%
     Daibiru Corp.                          312,400   3,519,029       0.1%
     Daiichi Commodities Co., Ltd.           13,700      51,501       0.0%
 #   Daikyo, Inc.                         1,959,000   3,682,897       0.1%
     Daisan Bank, Ltd. (The)                764,000   1,217,463       0.0%
     Daishi Bank, Ltd. (The)              2,061,000   7,293,168       0.3%
     Daito Bank, Ltd. (The)                 898,000   1,182,906       0.0%
     DBS Co Ltd                              45,500     281,735       0.0%
     Dream Incubator, Inc.                   14,800     230,293       0.0%
 #   Ehime Bank, Ltd. (The)                 854,000   1,890,405       0.1%
     Eighteenth Bank, Ltd. (The)          1,099,000   3,113,353       0.1%
 #   FIDEA Holdings Co., Ltd.               745,700   1,489,961       0.1%
 #   Financial Products Group Co., Ltd.     129,100   1,329,278       0.1%
     Fukui Bank, Ltd. (The)               1,233,000   2,954,485       0.1%
     Fukushima Bank, Ltd. (The)           1,435,000   1,115,788       0.0%
     Fuyo General Lease Co., Ltd.            84,100   3,320,385       0.1%
 #   GCA Savvian Corp.                       89,100     957,110       0.0%
     Goldcrest Co., Ltd.                    104,790   1,895,846       0.1%
     Grandy House Corp.                      14,200      37,343       0.0%
     Heiwa Real Estate Co., Ltd.            252,000   4,140,570       0.2%
     Higashi-Nippon Bank, Ltd. (The)        840,000   2,128,185       0.1%
     Higo Bank, Ltd. (The)                1,151,000   6,551,664       0.3%
     Hokkoku Bank, Ltd. (The)             1,788,000   6,205,215       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
 Financials -- (Continued)
     Hokuetsu Bank, Ltd. (The)             1,246,000 $2,418,794       0.1%
     Hyakugo Bank, Ltd. (The)              1,527,609  6,442,288       0.3%
     Hyakujushi Bank, Ltd. (The)           1,548,000  5,032,420       0.2%
     IBJ Leasing Co., Ltd.                    64,900  1,537,776       0.1%
     Ichiyoshi Securities Co., Ltd.          200,900  2,381,330       0.1%
     IwaiCosmo Holdings, Inc.                116,200  1,281,644       0.1%
 *   Japan Asia Investment Co., Ltd.         107,000     73,124       0.0%
 #   Jimoto Holdings, Inc.                   362,700    761,566       0.0%
 #   Jowa Holdings Co., Ltd.                  46,800  1,662,766       0.1%
     Juroku Bank, Ltd. (The)               2,060,000  8,124,606       0.3%
 #   kabu.com Securities Co., Ltd.           495,400  2,462,883       0.1%
 #   Kabuki-Za Co., Ltd.                      39,000  1,701,394       0.1%
     Kagoshima Bank, Ltd. (The)              985,000  6,387,839       0.3%
 #   Kansai Urban Banking Corp.              135,600  1,495,605       0.1%
     Keihanshin Building Co., Ltd.           188,700  1,062,643       0.0%
     Keiyo Bank, Ltd. (The)                1,325,000  6,927,376       0.3%
     Kita-Nippon Bank, Ltd. (The)             50,006  1,188,649       0.0%
     Kiyo Bank, Ltd. (The)                   382,290  5,496,535       0.2%
 #   Kosei Securities Co., Ltd. (The)         11,000     23,118       0.0%
 #   Kyokuto Securities Co., Ltd.            124,100  2,097,458       0.1%
 #   Land Business Co., Ltd.                  59,500    221,600       0.0%
 #*  Leopalace21 Corp.                     1,523,700  9,543,623       0.4%
     Marusan Securities Co., Ltd.            391,600  2,873,564       0.1%
 #   Michinoku Bank, Ltd. (The)              801,000  1,530,003       0.1%
     Mie Bank, Ltd. (The)                    455,000  1,061,179       0.0%
     Minato Bank, Ltd. (The)               1,115,000  2,198,445       0.1%
     Mito Securities Co., Ltd.               316,200  1,188,851       0.0%
     Miyazaki Bank, Ltd. (The)               944,000  2,845,694       0.1%
 #   Monex Group, Inc.                     1,207,400  3,081,660       0.1%
 #   Money Partners Group Co., Ltd.           52,400    197,821       0.0%
     Musashino Bank, Ltd. (The)              203,400  6,891,841       0.3%
 #   Nagano Bank, Ltd. (The)                 496,000    842,152       0.0%
     Nanto Bank, Ltd. (The)                1,043,000  4,187,139       0.2%
 *   New Real Property K.K.                   43,900         --       0.0%
 #   Nisshin Fudosan Co.                     191,500    845,769       0.0%
     North Pacific Bank, Ltd.              1,846,200  7,610,951       0.3%
     Ogaki Kyoritsu Bank, Ltd. (The)       2,012,000  5,597,710       0.2%
     Oita Bank, Ltd. (The)                   999,900  3,746,778       0.2%
 #   Okasan Securities Group, Inc.            48,000    363,718       0.0%
     Relo Holdings, Inc.                      62,400  4,414,972       0.2%
     Ricoh Leasing Co., Ltd.                 103,100  2,876,502       0.1%
 #   SAMTY Co., Ltd.                          65,200    435,570       0.0%
     San-In Godo Bank, Ltd. (The)            980,000  7,550,640       0.3%
     Sankyo Frontier Co., Ltd.                 4,000     29,760       0.0%
 #   Sawada Holdings Co., Ltd.               143,600  1,025,435       0.0%
     Senshu Ikeda Holdings, Inc.           1,365,100  7,062,181       0.3%
     Shiga Bank, Ltd. (The)                1,131,000  6,334,444       0.3%
     Shikoku Bank, Ltd. (The)              1,145,000  2,430,087       0.1%
     Shimane Bank, Ltd. (The)                 15,600    191,772       0.0%
     Shimizu Bank, Ltd. (The)                 46,700  1,338,685       0.1%
 #   Sparx Group Co., Ltd.                   573,300  1,156,044       0.0%
     Sumitomo Real Estate Sales Co., Ltd.    107,760  2,481,487       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                           --------- ------------ ---------------
Financials -- (Continued)
#   Sun Frontier Fudousan Co., Ltd.          136,000 $  1,492,659       0.1%
    Taiko Bank, Ltd. (The)                   189,000      383,867       0.0%
    Takagi Securities Co., Ltd.              231,000      535,053       0.0%
    Takara Leben Co., Ltd.                   510,100    2,161,533       0.1%
    TOC Co., Ltd.                            435,250    3,175,631       0.1%
    Tochigi Bank, Ltd. (The)                 745,000    3,028,318       0.1%
    Toho Bank, Ltd. (The)                  1,335,200    4,910,719       0.2%
    Tohoku Bank, Ltd. (The)                  541,000      759,506       0.0%
#   Tokyo Rakutenchi Co., Ltd.               218,000      984,067       0.0%
    Tokyo Theatres Co., Inc.                 461,000      611,552       0.0%
#*  Tokyo TY Financial Group, Inc.           154,738    4,952,443       0.2%
    Tomato Bank, Ltd.                        476,000      774,474       0.0%
    TOMONY Holdings, Inc.                    935,150    4,171,891       0.2%
#   Tosei Corp.                              195,300    1,316,281       0.1%
    Tottori Bank, Ltd. (The)                 337,000      664,912       0.0%
    Towa Bank, Ltd. (The)                  1,833,000    1,639,985       0.1%
    Toyo Securities Co., Ltd.                431,000    1,227,810       0.1%
    Tsukuba Bank, Ltd.                       480,700    1,647,456       0.1%
#   Yamagata Bank, Ltd. (The)                874,500    4,140,906       0.2%
    Yamanashi Chuo Bank, Ltd. (The)          999,000    4,518,547       0.2%
                                                     ------------      ----
Total Financials                                      292,598,820      11.7%
                                                     ------------      ----
Health Care -- (4.3%)
    As One Corp.                              81,768    2,336,674       0.1%
    Asahi Intecc Co., Ltd.                   120,500    5,522,395       0.2%
    ASKA Pharmaceutical Co., Ltd.            132,800    1,465,457       0.1%
    Biofermin Pharmaceutical Co., Ltd.         9,800      256,179       0.0%
    BML, Inc.                                 70,300    2,099,215       0.1%
#   CMIC Holdings Co., Ltd.                   66,500    1,013,394       0.0%
    Create Medic Co., Ltd.                    28,000      259,821       0.0%
#   Daiken Medical Co., Ltd.                  42,900      825,307       0.0%
    Daito Pharmaceutical Co., Ltd.            58,000    1,043,525       0.0%
    Eiken Chemical Co., Ltd.                  98,700    1,722,585       0.1%
    EPS Corp.                                169,400    2,002,210       0.1%
    FALCO HOLDINGS Co., Ltd.                  39,100      432,003       0.0%
    Fuji Pharma Co., Ltd.                     37,700      698,430       0.0%
    Fuso Pharmaceutical Industries, Ltd.     427,000    1,256,392       0.1%
    Hogy Medical Co., Ltd.                    72,000    3,740,384       0.2%
    Iwaki & Co., Ltd.                        137,000      289,347       0.0%
#   Japan Medical Dynamic Marketing, Inc.     70,100      329,295       0.0%
    Jeol, Ltd.                               459,000    2,207,625       0.1%
    JMS Co., Ltd.                            157,000      416,256       0.0%
    Kaken Pharmaceutical Co., Ltd.           251,000    6,288,557       0.3%
    Kawasumi Laboratories, Inc.               69,400      467,087       0.0%
    Kissei Pharmaceutical Co., Ltd.           77,800    2,033,707       0.1%
    KYORIN Holdings, Inc.                    306,100    6,448,833       0.3%
    Mani, Inc.                                31,900    2,038,818       0.1%
#   Message Co., Ltd.                         87,100    2,737,390       0.1%
    Mochida Pharmaceutical Co., Ltd.          75,299    4,708,687       0.2%
    Nagaileben Co., Ltd.                      58,000    1,114,816       0.0%
#   Nakanishi, Inc.                          102,300    3,498,640       0.1%
    Nichi-iko Pharmaceutical Co., Ltd.       267,850    4,427,589       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------- ------------ ---------------
 Health Care -- (Continued)
 #   Nichii Gakkan Co.                    277,900 $  2,156,416       0.1%
     Nihon Kohden Corp.                     3,600      184,057       0.0%
 #   Nikkiso Co., Ltd.                    369,000    3,816,564       0.2%
     Nippon Chemiphar Co., Ltd.           180,000      939,196       0.0%
     Nippon Shinyaku Co., Ltd.            175,000    5,036,937       0.2%
 #   Nipro Corp.                          704,600    5,805,199       0.2%
     Nissui Pharmaceutical Co., Ltd.       70,500      796,899       0.0%
     Paramount Bed Holdings Co., Ltd.     117,500    3,341,963       0.1%
     Psc, Inc.                             26,500    1,383,355       0.1%
     Rion Co., Ltd.                        40,500      530,760       0.0%
     Rohto Pharmaceutical Co., Ltd.       382,100    5,542,632       0.2%
     Seed Co., Ltd.                         2,800       36,452       0.0%
 #   Seikagaku Corp.                      167,400    2,702,984       0.1%
     Ship Healthcare Holdings, Inc.       209,900    4,912,955       0.2%
     Shofu, Inc.                           29,300      334,981       0.0%
 #   Software Service, Inc.                16,800      639,789       0.0%
     Taiko Pharmaceutical Co., Ltd.        66,500    1,200,674       0.0%
     Techno Medica Co., Ltd.               19,000      411,456       0.0%
     Toho Holdings Co., Ltd.              322,500    4,219,056       0.2%
     Tokai Corp/Gifu                       50,000    1,504,416       0.1%
     Torii Pharmaceutical Co., Ltd.        57,800    1,658,629       0.1%
 #   Towa Pharmaceutical Co., Ltd.         60,200    2,657,856       0.1%
     Tsukui Corp.                         186,100    1,799,222       0.1%
 #   Tsumura & Co.                        214,500    4,799,614       0.2%
     Uchiyama Holdings Co., Ltd.           22,300      129,513       0.0%
 #   Vital KSK Holdings, Inc.             188,100    1,604,203       0.1%
 #   Wakamoto Pharmaceutical Co., Ltd.    107,000      267,442       0.0%
     ZERIA Pharmaceutical Co., Ltd.       122,799    2,464,545       0.1%
                                                  ------------       ---
 Total Health Care                                 122,558,383       4.9%
                                                  ------------       ---
 Industrials -- (25.8%)
 #*  A&A Material Corp.                   127,000      124,213       0.0%
 #   Advan Co., Ltd.                       96,200    1,047,976       0.1%
     Advanex, Inc.                        212,000      312,554       0.0%
     Aeon Delight Co., Ltd.                88,800    2,169,306       0.1%
     Aica Kogyo Co., Ltd.                 318,300    6,588,512       0.3%
     Aichi Corp.                          176,500      869,105       0.0%
     Aida Engineering, Ltd.               304,300    2,957,214       0.1%
 #   Alinco, Inc.                          55,500      567,014       0.0%
     Alps Logistics Co., Ltd.              50,700      568,761       0.0%
 #   Altech Corp.                          43,850      493,045       0.0%
     Anest Iwata Corp.                    171,300    1,246,192       0.1%
 #*  Arrk Corp.                           352,900      500,589       0.0%
     Asahi Diamond Industrial Co., Ltd.   328,400    3,984,974       0.2%
 #   Asahi Kogyosha Co., Ltd.             124,000      436,192       0.0%
 #*  Asanuma Corp.                        501,000      789,086       0.0%
     Asia Air Survey Co., Ltd.             20,000       89,952       0.0%
 #*  Asia Growth Capital, Ltd.            391,200      544,878       0.0%
     Asunaro Aoki Construction Co., Ltd.  154,000    1,087,912       0.1%
     Bando Chemical Industries, Ltd.      459,000    1,822,203       0.1%
 #   Benefit One, Inc.                     99,700      886,526       0.0%
     Bunka Shutter Co., Ltd.              305,000    2,637,956       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                             --------- ---------- ---------------
Industrials -- (Continued)
    Career Design Center Co., Ltd.              24,600 $  246,409       0.0%
    Central Glass Co., Ltd.                  1,243,000  4,063,553       0.2%
    Central Security Patrols Co., Ltd.          41,900    441,260       0.0%
#   Chiyoda Integre Co., Ltd.                   66,900  1,153,399       0.1%
    Chodai Co., Ltd.                            20,000    153,133       0.0%
    Chudenko Corp.                             113,700  1,816,058       0.1%
#   Chugai Ro Co., Ltd.                        384,000    762,069       0.0%
    CKD Corp.                                  344,700  3,023,993       0.1%
#   Cosel Co., Ltd.                            125,300  1,457,962       0.1%
#   CTI Engineering Co., Ltd.                   74,400  1,181,140       0.1%
    Dai-Dan Co., Ltd.                          156,000    882,990       0.0%
    Daido Kogyo Co., Ltd.                      185,000    450,160       0.0%
    Daifuku Co., Ltd.                          539,900  6,253,138       0.3%
    Daihatsu Diesel Manufacturing Co., Ltd.     74,000    608,045       0.0%
    Daihen Corp.                               609,000  2,156,201       0.1%
#   Daiho Corp.                                 48,000    223,251       0.0%
    Daiichi Jitsugyo Co., Ltd.                 254,000  1,305,954       0.1%
#   Daiseki Co., Ltd.                          226,963  3,974,327       0.2%
    Daiseki Eco. Solution Co., Ltd.              7,200    116,871       0.0%
#*  Daisue Construction Co., Ltd.               25,400    219,524       0.0%
    Daiwa Industries, Ltd.                     178,000  1,357,267       0.1%
    Daiwa Odakyu Construction Co.                5,400     40,049       0.0%
#*  Danto Holdings Corp.                       165,000    214,287       0.0%
    Denyo Co., Ltd.                             86,100  1,141,642       0.1%
#   Dijet Industrial Co., Ltd.                  88,000    205,583       0.0%
    DMG Mori Seiki Co., Ltd.                   577,200  6,798,023       0.3%
    DMW Corp.                                    4,800     75,957       0.0%
#   Duskin Co., Ltd.                           228,800  3,746,832       0.2%
#   Ebara Jitsugyo Co., Ltd.                    37,900    474,714       0.0%
    Eidai Co., Ltd.                             97,000    396,368       0.0%
#   Emori Group Holdings Co., Ltd.              48,300    492,889       0.0%
    en-japan, Inc.                              61,600  1,085,982       0.1%
#   Endo Lighting Corp.                         61,900    698,209       0.0%
#*  Enshu, Ltd.                                281,000    306,015       0.0%
    Freund Corp.                                 9,900     89,505       0.0%
#   Fudo Tetra Corp.                           987,300  2,421,681       0.1%
    Fujikura, Ltd.                           2,042,000  8,577,639       0.4%
#*  Fujisash Co., Ltd.                         449,200    632,182       0.0%
#   Fujitec Co., Ltd.                          446,800  4,460,783       0.2%
    Fukuda Corp.                               508,000  5,349,061       0.2%
    Fukushima Industries Corp.                  75,400  1,481,718       0.1%
#   Fukuyama Transporting Co., Ltd.            765,400  3,841,166       0.2%
    FULLCAST Holdings Co., Ltd.                 28,800    143,307       0.0%
    Funai Soken Holdings, Inc.                 119,200  1,051,182       0.1%
#   Furukawa Co., Ltd.                       1,606,000  3,156,434       0.1%
#   Furukawa Electric Co., Ltd.              4,610,000  8,136,200       0.3%
    Furusato Industries, Ltd.                   51,900    783,075       0.0%
    Futaba Corp.                               128,700  1,823,373       0.1%
    Gecoss Corp.                               112,400  1,864,020       0.1%
    Glory, Ltd.                                274,400  7,071,142       0.3%
    Hamakyorex Co., Ltd.                        41,600  1,335,935       0.1%
    Hanwa Co., Ltd.                          1,216,000  4,384,457       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                --------- ---------- ---------------
Industrials -- (Continued)
#   Harmonic Drive Systems, Inc.                  146,300 $1,888,717       0.1%
#   Hazama Ando Corp.                           1,049,700  7,056,975       0.3%
#   Hibiya Engineering, Ltd.                      124,300  1,852,800       0.1%
    Hisaka Works, Ltd.                            103,100    937,100       0.0%
#   Hitachi Koki Co., Ltd.                        305,400  2,625,885       0.1%
#   Hitachi Metals Techno, Ltd.                    56,500    663,261       0.0%
    Hitachi Transport System, Ltd.                238,300  3,153,563       0.1%
#   Hitachi Zosen Corp.                         1,020,079  5,413,734       0.2%
#   Hokuetsu Industries Co., Ltd.                 105,000    983,937       0.0%
    Hokuriku Electrical Construction Co., Ltd.     69,000    362,673       0.0%
#   Hosokawa Micron Corp.                         176,000    987,242       0.0%
    Howa Machinery, Ltd.                           72,000    479,664       0.0%
#   Ichiken Co., Ltd.                             147,000    433,528       0.0%
    Ichinen Holdings Co., Ltd.                    110,700    919,206       0.0%
    Idec Corp.                                    155,500  1,269,472       0.1%
    Iino Kaiun Kaisha, Ltd.                       504,200  2,786,037       0.1%
    Inaba Denki Sangyo Co., Ltd.                  138,900  4,841,750       0.2%
#   Inaba Seisakusho Co., Ltd.                     51,100    624,254       0.0%
    Inabata & Co., Ltd.                           317,300  3,067,034       0.1%
#   Inui Global Logistics Co., Ltd.                69,880    658,536       0.0%
#   Iseki & Co., Ltd.                           1,128,000  2,612,668       0.1%
    Ishii Iron Works Co., Ltd.                     91,000    197,457       0.0%
#*  Ishikawa Seisakusho, Ltd.                      37,000     35,408       0.0%
    Itoki Corp.                                   217,600  1,223,094       0.1%
    Iwasaki Electric Co., Ltd.                    383,000    844,515       0.0%
#   Iwatani Corp.                               1,107,000  7,568,717       0.3%
#   Jalux, Inc.                                    40,800    472,694       0.0%
    Jamco Corp.                                    80,000  1,767,674       0.1%
#   Japan Foundation Engineering Co., Ltd.        123,000    439,815       0.0%
    Japan Pulp & Paper Co., Ltd.                  469,000  1,388,306       0.1%
#   Japan Steel Works, Ltd. (The)               1,988,000  7,111,136       0.3%
    Japan Transcity Corp.                         249,000    841,946       0.0%
#   JK Holdings Co., Ltd.                          92,540    465,006       0.0%
#*  Juki Corp.                                    916,000  2,856,626       0.1%
    Kamei Corp.                                   153,000  1,096,219       0.1%
    Kanaden Corp.                                 116,000    815,342       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                 192,000    931,501       0.0%
#   Kanamoto Co., Ltd.                            157,500  5,748,820       0.2%
    Kandenko Co., Ltd.                            642,000  3,368,571       0.1%
    Kanematsu Corp.                             2,391,625  3,805,336       0.2%
#*  Kanematsu-NNK Corp.                           125,000    160,584       0.0%
#   Katakura Industries Co., Ltd.                 137,600  1,664,510       0.1%
    Kato Works Co., Ltd.                          308,000  2,267,623       0.1%
#   KAWADA TECHNOLOGIES, Inc.                      60,600  2,681,639       0.1%
    Kawasaki Kinkai Kisen Kaisha, Ltd.             99,000    298,705       0.0%
    Keihin Co., Ltd.                              248,000    360,966       0.0%
#*  KI Holdings Co., Ltd.                          81,000    401,709       0.0%
#   King Jim Co., Ltd.                             30,400    211,130       0.0%
#*  Kinki Sharyo Co., Ltd. (The)                  157,000    418,280       0.0%
    Kintetsu World Express, Inc.                   92,100  3,187,243       0.1%
    Kitagawa Iron Works Co., Ltd.                 510,000    910,493       0.0%
    Kitano Construction Corp.                     257,000    795,247       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                    --------- ---------- ---------------
Industrials -- (Continued)
#   Kito Corp.                                        104,400 $1,197,866       0.1%
    Kitz Corp.                                        537,300  2,462,264       0.1%
*   Kobe Electric Railway Co., Ltd.                    21,000     69,043       0.0%
#   Kobelco Eco-Solutions Co., Ltd.                    82,000    501,753       0.0%
    Koike Sanso Kogyo Co., Ltd.                       149,000    376,960       0.0%
    Kokusai Co., Ltd.                                  33,800    545,228       0.0%
    Kokuyo Co., Ltd.                                  531,425  4,232,655       0.2%
#   KOMAIHALTEC, Inc.                                 229,000    555,816       0.0%
    Komatsu Wall Industry Co., Ltd.                    41,200    982,374       0.0%
    Komori Corp.                                      358,800  3,528,821       0.2%
    Kondotec, Inc.                                    119,000    765,871       0.0%
    Konoike Transport Co., Ltd.                        14,700    287,749       0.0%
    Kosaido Co., Ltd.                                 275,700  1,087,063       0.1%
#   KRS Corp.                                          37,200    430,107       0.0%
*   Kumagai Gumi Co., Ltd.                          1,791,000  6,479,911       0.3%
#   Kuroda Electric Co., Ltd.                         213,300  2,999,151       0.1%
    Kyodo Printing Co., Ltd.                          540,000  1,916,105       0.1%
    Kyokuto Boeki Kaisha, Ltd.                         58,000    130,527       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                  210,100  2,987,309       0.1%
    Kyoritsu Printing Co., Ltd.                        70,100    184,625       0.0%
    Kyosan Electric Manufacturing Co., Ltd.           283,000    906,686       0.0%
    Kyowa Exeo Corp.                                  488,700  5,984,242       0.2%
    Kyudenko Corp.                                    225,000  2,530,075       0.1%
#   Link And Motivation, Inc.                         243,400    353,245       0.0%
*   Lonseal Corp.                                     116,000    159,960       0.0%
#   Maeda Corp.                                       845,000  7,470,851       0.3%
#   Maeda Kosen Co., Ltd.                             100,100  1,217,770       0.1%
    Maeda Road Construction Co., Ltd.                 386,000  5,949,972       0.2%
    Maezawa Industries, Inc.                           35,700    108,622       0.0%
    Maezawa Kasei Industries Co., Ltd.                 46,900    481,008       0.0%
    Maezawa Kyuso Industries Co., Ltd.                 49,600    604,675       0.0%
    Makino Milling Machine Co., Ltd.                  652,000  4,444,628       0.2%
    Marubeni Construction Material Lease Co., Ltd.     75,000    215,340       0.0%
    Marufuji Sheet Piling Co., Ltd.                    52,000    187,707       0.0%
    Maruka Machinery Co., Ltd.                         29,500    353,638       0.0%
    Maruyama Manufacturing Co., Inc.                  237,000    531,593       0.0%
    Maruzen Co., Ltd.                                  46,000    412,320       0.0%
#   Maruzen Showa Unyu Co., Ltd.                      309,000    985,388       0.0%
    Matsuda Sangyo Co., Ltd.                           82,582    914,143       0.0%
    Matsui Construction Co., Ltd.                     128,600    606,738       0.0%
    Max Co., Ltd.                                     197,000  2,216,137       0.1%
    Meidensha Corp.                                 1,081,050  4,005,893       0.2%
#   Meiji Shipping Co., Ltd.                          114,200    385,271       0.0%
#   Meisei Industrial Co., Ltd.                       239,000  1,535,070       0.1%
    Meitec Corp.                                      184,400  5,782,585       0.2%
    Meito Transportation Co., Ltd.                     22,000    135,126       0.0%
#   Meiwa Corp.                                       166,400    619,159       0.0%
    Mesco, Inc.                                        22,000    150,659       0.0%
    Mirait Holdings Corp.                             381,285  4,268,045       0.2%
    Mitani Corp.                                       68,500  1,737,591       0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.             162,300  1,193,689       0.1%
#   Mitsubishi Pencil Co., Ltd.                       105,300  3,395,031       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                         PERCENTAGE
                                                  SHARES     VALUE++   OF NET ASSETS**
                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Mitsuboshi Belting Co., Ltd.                   303,000 $ 2,170,326       0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.  4,886,000  10,622,003       0.4%
#   Mitsui Matsushima Co., Ltd.                    872,000   1,058,059       0.1%
    Mitsui-Soko Co., Ltd.                          580,000   2,205,035       0.1%
    Mitsumura Printing Co., Ltd.                    93,000     215,922       0.0%
#   Miura Co., Ltd.                                418,200   4,894,215       0.2%
#   Miyaji Engineering Group, Inc.                 365,175     712,304       0.0%
#   MonotaRO Co., Ltd.                             193,800   5,120,544       0.2%
    Morita Holdings Corp.                          239,000   2,328,411       0.1%
#   Moshi Moshi Hotline, Inc.                      187,000   1,866,228       0.1%
#   NAC Co., Ltd.                                   60,600     672,814       0.0%
    Nachi-Fujikoshi Corp.                        1,025,000   6,369,647       0.3%
    Nagase & Co., Ltd.                             315,600   4,087,892       0.2%
    Nakabayashi Co., Ltd.                          217,000     403,362       0.0%
    Nakano Corp.                                    14,800      50,145       0.0%
#   Namura Shipbuilding Co., Ltd.                  223,528   2,187,832       0.1%
#   Narasaki Sangyo Co., Ltd.                       86,000     233,403       0.0%
    NDS Co., Ltd.                                  235,000     659,439       0.0%
    NEC Capital Solutions, Ltd.                     45,100     853,309       0.0%
#   Nichias Corp.                                  595,000   3,615,558       0.2%
    Nichiban Co., Ltd.                             122,000     426,355       0.0%
    Nichiden Corp.                                  23,300     496,372       0.0%
    Nichiha Corp.                                  143,880   1,232,765       0.1%
    Nichireki Co., Ltd.                            152,000   1,205,394       0.1%
    Nihon M&A Center, Inc.                         202,300   5,813,951       0.2%
#   Nihon Trim Co., Ltd.                            30,000     673,148       0.0%
    Nikkato Corp.                                      700       2,573       0.0%
    Nikko Co., Ltd.                                152,000     580,489       0.0%
    Nippo Corp.                                    145,000   2,650,410       0.1%
    Nippon Air Conditioning Services Co., Ltd.       7,300      49,224       0.0%
#   Nippon Carbon Co., Ltd.                        663,000   1,113,249       0.1%
#   Nippon Conveyor Co., Ltd.                      170,000     375,241       0.0%
    Nippon Densetsu Kogyo Co., Ltd.                221,600   3,129,968       0.1%
    Nippon Filcon Co., Ltd.                         70,900     324,997       0.0%
    Nippon Hume Corp.                              131,600   1,051,263       0.1%
    Nippon Jogesuido Sekkei Co., Ltd.               31,100     391,970       0.0%
    Nippon Kanzai Co., Ltd.                         43,000   1,121,767       0.1%
    Nippon Koei Co., Ltd.                          389,000   1,644,648       0.1%
    Nippon Konpo Unyu Soko Co., Ltd.               358,000   5,923,362       0.2%
#   Nippon Parking Development Co., Ltd.         1,202,800   1,315,197       0.1%
    Nippon Rietec Co., Ltd.                          7,000      49,698       0.0%
    Nippon Road Co., Ltd. (The)                    395,000   2,196,103       0.1%
    Nippon Seisen Co., Ltd.                        103,000     663,691       0.0%
#   Nippon Sharyo, Ltd.                            422,000   1,304,355       0.1%
*   Nippon Sheet Glass Co., Ltd.                 6,334,000   6,072,301       0.3%
    Nippon Steel & Sumikin Bussan Corp.            977,599   3,557,407       0.2%
    Nippon Steel & Sumikin Texeng Co., Ltd.        274,000   1,429,390       0.1%
    Nippon Thompson Co., Ltd.                      389,000   1,630,375       0.1%
    Nippon Tungsten Co., Ltd.                       62,000     106,826       0.0%
    Nishi-Nippon Railroad Co., Ltd.              1,627,000   6,482,809       0.3%
    Nishimatsu Construction Co., Ltd.            1,855,000   9,006,722       0.4%
    Nishio Rent All Co., Ltd.                       85,500   3,092,444       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
 Industrials -- (Continued)
 #   Nissei ASB Machine Co., Ltd.             44,600 $  905,580       0.0%
     Nissei Corp.                             37,900    325,473       0.0%
     Nissei Plastic Industrial Co., Ltd.     241,800  1,930,578       0.1%
 #   Nissha Printing Co., Ltd.               156,900  2,529,746       0.1%
     Nisshinbo Holdings, Inc.                929,000  7,672,103       0.3%
     Nissin Corp.                            382,000    957,721       0.0%
 #   Nissin Electric Co., Ltd.               284,000  1,536,839       0.1%
     Nitta Corp.                             114,100  2,565,485       0.1%
     Nitto Boseki Co., Ltd.                  924,000  3,292,587       0.1%
 #   Nitto Kogyo Corp.                       160,400  2,804,252       0.1%
     Nitto Kohki Co., Ltd.                    68,900  1,293,509       0.1%
     Nitto Seiko Co., Ltd.                   145,000    486,118       0.0%
 #   Nittoc Construction Co., Ltd.           194,800    980,436       0.0%
 #   Nittoku Engineering Co., Ltd.            85,300    830,202       0.0%
     Noda Corp.                              158,100    602,244       0.0%
     Nomura Co., Ltd.                        222,800  2,135,420       0.1%
     Noritake Co., Ltd.                      614,000  1,411,757       0.1%
     Noritz Corp.                            197,200  3,645,752       0.2%
 #   NS United Kaiun Kaisha, Ltd.            604,000  1,507,444       0.1%
     Obara Group, Inc.                        78,800  2,870,490       0.1%
     Obayashi Road Corp.                     175,000  1,250,705       0.1%
     Odelic Co., Ltd.                         12,800    316,124       0.0%
 #   Oiles Corp.                             169,850  3,333,821       0.1%
     Okabe Co., Ltd.                         231,100  2,172,509       0.1%
 *   Okamoto Machine Tool Works, Ltd.        193,000    247,156       0.0%
     Okamura Corp.                           384,800  2,807,859       0.1%
 #   OKK Corp.                               437,000    615,461       0.0%
     OKUMA Corp.                             863,000  6,196,418       0.3%
     Okumura Corp.                           999,400  5,673,741       0.2%
     Onamba Co., Ltd.                          1,500      8,559       0.0%
 #   Onoken Co., Ltd.                         84,000    864,129       0.0%
     Organo Corp.                            225,000    965,581       0.0%
     OSG Corp.                               455,100  7,420,946       0.3%
 #   Outsourcing, Inc.                        54,800    787,735       0.0%
     Oyo Corp.                                96,400  1,709,004       0.1%
 #   Pasco Corp.                             124,000    387,703       0.0%
 #   Pasona Group, Inc.                      130,500    642,548       0.0%
 #   Penta-Ocean Construction Co., Ltd.    1,716,600  5,610,362       0.2%
     Pilot Corp.                              96,200  5,401,275       0.2%
 #   Prestige International, Inc.            101,800    880,146       0.0%
     Pronexus, Inc.                          133,200    877,639       0.0%
 #   PS Mitsubishi Construction Co., Ltd.    101,300    441,178       0.0%
 #   Raito Kogyo Co., Ltd.                   299,100  2,925,015       0.1%
 #   Rheon Automatic Machinery Co., Ltd.      81,000    374,447       0.0%
     Ryobi, Ltd.                             785,200  2,143,119       0.1%
     Sakai Heavy Industries, Ltd.            244,000    629,846       0.0%
 #   Sakai Moving Service Co., Ltd.           20,800    663,755       0.0%
 #*  Sanix, Inc.                             169,500    778,827       0.0%
 #   Sanki Engineering Co., Ltd.             306,200  2,139,306       0.1%
 #   Sanko Metal Industrial Co., Ltd.        136,000    311,396       0.0%
     Sankyo Tateyama, Inc.                   171,000  3,065,373       0.1%
     Sankyu, Inc.                          1,561,000  7,216,910       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                            --------- ---------- ---------------
Industrials -- (Continued)
    Sanwa Holdings Corp.                    1,262,100 $8,751,418       0.4%
    Sanyo Denki Co., Ltd.                     250,000  1,787,836       0.1%
    Sanyo Engineering & Construction, Inc.     48,000    196,103       0.0%
    Sanyo Industries, Ltd.                     99,000    178,762       0.0%
    Sata Construction Co., Ltd.               427,000    565,108       0.0%
#   Sato Holdings Corp.                       125,900  3,316,007       0.1%
    Sato Shoji Corp.                           65,300    424,712       0.0%
    SBS Holdings, Inc.                         66,900    582,456       0.0%
    Secom Joshinetsu Co., Ltd.                 33,900    871,094       0.0%
    Seibu Electric Industry Co., Ltd.          67,000    290,376       0.0%
    Seika Corp.                               322,000    768,684       0.0%
#   Seikitokyu Kogyo Co., Ltd.                181,200  1,014,099       0.1%
    Seino Holdings Co., Ltd.                  315,000  2,469,854       0.1%
    Sekisui Jushi Corp.                       174,400  2,376,738       0.1%
#   Senko Co., Ltd.                           549,000  2,335,109       0.1%
#   Senshu Electric Co., Ltd.                  37,300    562,821       0.0%
    Shibusawa Warehouse Co., Ltd. (The)       265,000    884,882       0.0%
#   Shibuya Kogyo Co., Ltd.                    87,100  2,172,800       0.1%
#   Shima Seiki Manufacturing, Ltd.           164,800  2,654,992       0.1%
    Shin Nippon Air Technologies Co., Ltd.     88,780    722,906       0.0%
#   Shin-Keisei Electric Railway Co., Ltd.    182,000    635,980       0.0%
    Shinmaywa Industries, Ltd.                531,000  4,768,952       0.2%
    Shinnihon Corp.                           194,800    683,768       0.0%
    Shinsho Corp.                             264,000    654,892       0.0%
    Shinwa Co., Ltd.                            8,400     97,881       0.0%
    Shoko Co., Ltd.                           406,000    602,605       0.0%
#   Showa Aircraft Industry Co., Ltd.          11,237    113,433       0.0%
    Sinfonia Technology Co., Ltd.             574,000    828,036       0.0%
    Sinko Industries, Ltd.                    105,000    948,289       0.0%
    Sintokogio, Ltd.                          268,700  1,866,266       0.1%
    Soda Nikka Co., Ltd.                       67,000    280,360       0.0%
#   Sodick Co., Ltd.                          144,300  1,166,723       0.1%
    Sotetsu Holdings, Inc.                    925,000  3,475,141       0.1%
    Space Co., Ltd.                            63,720    750,444       0.0%
#   Srg Takamiya Co., Ltd.                     40,400    546,712       0.0%
    Star Micronics Co., Ltd.                  221,600  3,369,799       0.1%
    Subaru Enterprise Co., Ltd.                55,000    215,288       0.0%
    Sugimoto & Co., Ltd.                       30,500    309,374       0.0%
    Sumitomo Densetsu Co., Ltd.               104,300  1,289,680       0.1%
#*  Sumitomo Mitsui Construction Co., Ltd.  4,600,900  5,505,290       0.2%
#   Sumitomo Precision Products Co., Ltd.     189,000    735,866       0.0%
    Sumitomo Warehouse Co., Ltd. (The)        818,000  4,486,093       0.2%
#*  SWCC Showa Holdings Co., Ltd.           1,732,000  1,604,425       0.1%
    Tadano, Ltd.                               32,579    487,003       0.0%
    Taihei Dengyo Kaisha, Ltd.                167,000  1,363,336       0.1%
#   Taiheiyo Kouhatsu, Inc.                   407,000    341,337       0.0%
#   Taikisha, Ltd.                            165,100  3,668,933       0.2%
#   Takano Co., Ltd.                           49,400    269,984       0.0%
    Takaoka Toko Co., Ltd.                     44,820    649,556       0.0%
    Takara Printing Co., Ltd.                  34,055    240,548       0.0%
    Takara Standard Co., Ltd.                 516,000  4,213,884       0.2%
#   Takasago Thermal Engineering Co., Ltd.    328,800  4,243,555       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
Industrials -- (Continued)
#   Takashima & Co., Ltd.                                       214,000 $  448,777       0.0%
#   Takeei Corp.                                                114,500  1,084,811       0.1%
    Takeuchi Manufacturing Co., Ltd.                             69,300  2,912,980       0.1%
    Takigami Steel Construction Co., Ltd. (The)                  50,000    211,169       0.0%
#   Takisawa Machine Tool Co., Ltd.                             379,000    743,100       0.0%
#   Takuma Co., Ltd.                                            441,000  2,815,605       0.1%
#   Tanseisha Co., Ltd.                                         140,900  1,293,828       0.1%
#   Tatsuta Electric Wire and Cable Co., Ltd.                   283,600  1,434,041       0.1%
    TECHNO ASSOCIE Co., Ltd.                                     58,400    558,109       0.0%
    Techno Ryowa, Ltd.                                           71,390    314,342       0.0%
#   Teikoku Electric Manufacturing Co., Ltd.                     92,000  1,040,272       0.1%
    Teikoku Sen-I Co., Ltd.                                     105,100  2,576,388       0.1%
    Teraoka Seisakusho Co., Ltd.                                 53,600    182,186       0.0%
    Toa Corp.                                                 1,126,000  2,069,891       0.1%
    TOA ROAD Corp.                                              269,000    977,225       0.0%
#*  Tobishima Corp.                                           1,209,200  3,308,767       0.1%
    Tocalo Co., Ltd.                                             83,000  1,565,698       0.1%
    Toda Corp.                                                1,166,000  5,156,002       0.2%
    Toenec Corp.                                                212,000  1,128,459       0.1%
    TOKAI Holdings Corp.                                        525,700  2,560,837       0.1%
    Tokai Lease Co., Ltd.                                       154,000    274,726       0.0%
    Tokyo Energy & Systems, Inc.                                143,000  1,006,341       0.0%
#   Tokyo Keiki, Inc.                                           356,000    883,581       0.0%
#*  Tokyo Kikai Seisakusho, Ltd.                                256,000    185,141       0.0%
#   Tokyo Sangyo Co., Ltd.                                       81,000    315,346       0.0%
    Toli Corp.                                                  257,000    552,411       0.0%
    Tomoe Corp.                                                 156,400    608,420       0.0%
#   Tomoe Engineering Co., Ltd.                                  38,300    603,075       0.0%
    Tonami Holdings Co., Ltd.                                   331,000    706,316       0.0%
    Toppan Forms Co., Ltd.                                      307,200  2,897,331       0.1%
#   Torishima Pump Manufacturing Co., Ltd.                      116,900    886,389       0.0%
#   Toshiba Machine Co., Ltd.                                   682,000  2,710,227       0.1%
    Toshiba Plant Systems & Services Corp.                      237,550  3,976,179       0.2%
#   Tosho Printing Co., Ltd.                                    243,000    815,097       0.0%
    Totetsu Kogyo Co., Ltd.                                     148,400  3,361,707       0.1%
#   Toyo Construction Co., Ltd.                                 376,800  1,774,773       0.1%
    Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.    213,000    766,779       0.0%
#   Toyo Engineering Corp.                                      653,400  3,346,466       0.1%
    Toyo Machinery & Metal Co., Ltd.                             75,000    299,420       0.0%
    Toyo Tanso Co., Ltd.                                         68,900  1,276,051       0.1%
#   Toyo Wharf & Warehouse Co., Ltd.                            334,000    638,704       0.0%
#   Trancom Co., Ltd.                                            42,400  1,771,882       0.1%
    Trinity Industrial Corp.                                     19,000     70,911       0.0%
    Trusco Nakayama Corp.                                       113,900  3,054,760       0.1%
    Trust Tech, Inc.                                             13,200    226,976       0.0%
    Tsubakimoto Chain Co.                                       854,700  6,742,103       0.3%
    Tsubakimoto Kogyo Co., Ltd.                                 117,000    318,511       0.0%
#*  Tsudakoma Corp.                                             303,000    407,498       0.0%
#   Tsugami Corp.                                               368,000  1,889,695       0.1%
    Tsukishima Kikai Co., Ltd.                                  128,700  1,444,580       0.1%
    Tsurumi Manufacturing Co., Ltd.                              94,000  1,557,494       0.1%
    TTK Co., Ltd.                                                62,000    250,765       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                             --------- ------------ ---------------
Industrials -- (Continued)
    Uchida Yoko Co., Ltd.                      331,000 $  1,059,784       0.1%
#   Ueki Corp.                                 364,000      881,016       0.0%
#   Union Tool Co.                              64,700    1,669,116       0.1%
    Ushio, Inc.                                266,700    2,798,948       0.1%
    Utoc Corp.                                 101,600      463,450       0.0%
#   Wakachiku Construction Co., Ltd.         1,204,000    2,435,354       0.1%
    Wakita & Co., Ltd.                         224,500    2,243,327       0.1%
    Weathernews, Inc.                           37,900    1,035,720       0.1%
#   Yahagi Construction Co., Ltd.              161,000    1,218,882       0.1%
    YAMABIKO Corp.                              46,482    1,841,092       0.1%
    Yamato Corp.                                82,000      300,160       0.0%
    Yamaura Corp.                               16,200       58,999       0.0%
    Yamazen Corp.                              305,500    2,379,010       0.1%
    Yasuda Logistics Corp.                     100,100      899,977       0.0%
    Yokogawa Bridge Holdings Corp.             181,100    2,328,265       0.1%
    Yondenko Corp.                             132,800      481,601       0.0%
    Yuasa Trading Co., Ltd.                    104,600    1,973,059       0.1%
    Yuken Kogyo Co., Ltd.                      196,000      434,739       0.0%
#   Yumeshin Holdings Co., Ltd.                142,400    1,010,038       0.1%
    Yurtec Corp.                               256,000    1,423,592       0.1%
    Yusen Logistics Co., Ltd.                  109,900    1,108,489       0.1%
#   Zuiko Corp.                                 17,000      815,154       0.0%
                                                       ------------      ----
Total Industrials                                       738,154,022      29.5%
                                                       ------------      ----
Information Technology -- (10.0%)
    A&D Co., Ltd.                              123,700      584,618       0.0%
    Ai Holdings Corp.                          255,500    5,055,500       0.2%
    Aichi Tokei Denki Co., Ltd.                192,000      551,259       0.0%
#   Aiphone Co., Ltd.                           81,300    1,411,400       0.1%
    Allied Telesis Holdings K.K.               470,700      362,825       0.0%
    Alpha Systems, Inc.                         33,460      442,161       0.0%
#   Amano Corp.                                385,100    4,173,927       0.2%
    Anritsu Corp.                              865,700    6,702,549       0.3%
#   AOI Electronic Co., Ltd.                    27,700    1,306,661       0.1%
    Argo Graphics, Inc.                         23,300      421,309       0.0%
    Arisawa Manufacturing Co., Ltd.            190,300    1,395,988       0.1%
    Asahi Net, Inc.                             59,600      276,015       0.0%
    Axell Corp.                                 48,900      671,250       0.0%
#   Azbil Corp.                                187,600    4,524,063       0.2%
#   Bit-isle, Inc.                             123,100      526,346       0.0%
    Broadleaf Co., Ltd.                         64,100    1,013,110       0.1%
    CAC Holdings Corp.                          52,000      563,998       0.0%
    Canon Electronics, Inc.                    135,800    2,480,049       0.1%
#   Capcom Co., Ltd.                           300,100    4,662,740       0.2%
    Chino Corp.                                 38,200      420,900       0.0%
#*  CMK Corp.                                  263,200      656,677       0.0%
    Computer Engineering & Consulting, Ltd.     73,600      694,863       0.0%
    CONEXIO Corp.                              125,800    1,360,466       0.1%
    Core Corp.                                  11,100       81,267       0.0%
    Cresco, Ltd.                                24,000      312,470       0.0%
#   CROOZ, Inc.                                 32,000      586,853       0.0%
    Cybozu, Inc.                               115,700      387,063       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            PERCENTAGE
                                                      SHARES    VALUE++   OF NET ASSETS**
                                                     --------- ---------- ---------------
Information Technology -- (Continued)
#   Dai-ichi Seiko Co., Ltd.                            55,600 $1,053,024       0.1%
#   Daishinku Corp.                                    193,000    602,112       0.0%
    Daito Electron Co., Ltd.                             5,900     25,826       0.0%
    Daiwabo Holdings Co., Ltd.                       1,220,000  2,225,353       0.1%
    Denki Kogyo Co., Ltd.                              258,000  1,349,193       0.1%
    DKK-Toa Corp.                                       38,200    199,124       0.0%
    DTS Corp.                                          122,900  2,528,468       0.1%
    Eizo Corp.                                         109,500  2,001,982       0.1%
    Elecom Co., Ltd.                                    51,600  1,108,434       0.1%
    Elematec Corp.                                      43,171    928,364       0.0%
    EM Systems Co., Ltd.                                18,500    285,976       0.0%
    Enplas Corp.                                        57,500  2,174,914       0.1%
    ESPEC Corp.                                        101,300    932,959       0.0%
    Excel Co., Ltd.                                     46,600    583,195       0.0%
#   F@N Communications, Inc.                           191,900  1,675,853       0.1%
    Faith, Inc.                                         27,910    255,986       0.0%
#*  FDK Corp.                                          682,000    904,661       0.0%
    Ferrotec Corp.                                     179,000    975,804       0.1%
#   Fuji Electronics Co., Ltd.                          55,100    658,065       0.0%
    Fuji Soft, Inc.                                    120,000  2,970,707       0.1%
    Fujitsu Frontech, Ltd.                              77,500  1,060,337       0.1%
    Furuno Electric Co., Ltd.                          115,000    944,430       0.0%
    Furuya Metal Co., Ltd.                              10,800    256,409       0.0%
    Future Architect, Inc.                             132,900    760,097       0.0%
#   GMO internet, Inc.                                 405,700  3,406,452       0.1%
#   GMO Payment Gateway, Inc.                           97,400  2,013,303       0.1%
#   Gree, Inc.                                          53,600    383,862       0.0%
#   Gurunavi, Inc.                                     177,800  2,436,441       0.1%
    Hakuto Co., Ltd.                                    85,700    842,340       0.0%
#   Hioki EE Corp.                                      45,400    699,898       0.0%
#   Hitachi Kokusai Electric, Inc.                     337,500  5,055,407       0.2%
#   Hochiki Corp.                                      143,000  1,197,684       0.1%
#   Hokuriku Electric Industry Co., Ltd.               496,000    757,371       0.0%
    Horiba, Ltd.                                       218,850  7,917,501       0.3%
#   Hosiden Corp.                                      264,400  1,433,385       0.1%
    I-Net Corp/Kanagawa                                 51,900    389,183       0.0%
    Icom, Inc.                                          47,900  1,179,268       0.1%
#   Ikegami Tsushinki Co., Ltd.                        318,000    350,411       0.0%
    Imagica Robot Holdings, Inc.                        53,800    232,569       0.0%
    Ines Corp.                                         202,300  1,674,962       0.1%
#   Infocom Corp.                                       82,700    636,430       0.0%
    Information Services International-Dentsu, Ltd.     78,100    827,416       0.0%
    Innotech Corp.                                      92,800    445,569       0.0%
#   Internet Initiative Japan, Inc.                    191,400  3,360,645       0.1%
#   Iriso Electronics Co., Ltd.                         49,700  3,386,507       0.1%
#   IT Holdings Corp.                                  519,701  8,491,586       0.4%
    Itfor, Inc.                                         56,300    238,323       0.0%
    Iwatsu Electric Co., Ltd.                          515,000    416,381       0.0%
    Japan Aviation Electronics Industry, Ltd.          254,600  5,044,342       0.2%
    Japan Digital Laboratory Co., Ltd.                  96,300  1,715,201       0.1%
#*  Japan Radio Co., Ltd.                              335,000  1,197,754       0.1%
    Jastec Co., Ltd.                                    55,800    439,716       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
Information Technology -- (Continued)
#   JBCC Holdings, Inc.                         88,000 $   608,608       0.0%
#*  Justsystems Corp.                          165,300   1,247,165       0.1%
#   Kaga Electronics Co., Ltd.                 116,400   1,340,816       0.1%
    Kanematsu Electronics, Ltd.                 74,100     959,064       0.1%
    Koa Corp.                                  196,800   1,745,601       0.1%
    Koei Tecmo Holdings Co., Ltd.              122,730   2,038,460       0.1%
    Kyoden Co., Ltd.                             1,300       2,334       0.0%
    Kyowa Electronics Instruments Co., Ltd.    139,000     579,120       0.0%
#   LAC Co., Ltd.                               85,100     667,226       0.0%
#   Lasertec Corp.                              23,500     294,025       0.0%
#*  Livesense, Inc.                             59,900     448,411       0.0%
#   Macnica, Inc.                               59,700   1,730,369       0.1%
    Marubun Corp.                               98,500     630,871       0.0%
    Maruwa Co., Ltd.                            53,800   1,593,866       0.1%
#   Marvelous, Inc.                            202,000   2,355,630       0.1%
    Megachips Corp.                            125,500   1,631,989       0.1%
#   Meiko Electronics Co., Ltd.                 99,100     336,226       0.0%
#   Melco Holdings, Inc.                        77,700   1,113,445       0.1%
#   Micronics Japan Co., Ltd.                   83,500   4,250,288       0.2%
    Mimasu Semiconductor Industry Co., Ltd.    102,381     921,080       0.0%
    Miraial Co., Ltd.                           30,700     472,694       0.0%
    Miroku Jyoho Service Co., Ltd.              99,500     550,662       0.0%
    Mitsubishi Research Institute, Inc.         27,600     627,098       0.0%
    Mitsui High-Tec, Inc.                      155,100     929,573       0.0%
#   Mitsumi Electric Co., Ltd.                 400,600   2,493,722       0.1%
    MTI, Ltd.                                   86,800     852,861       0.0%
#   Mutoh Holdings Co., Ltd.                   101,000     483,895       0.0%
    Nagano Keiki Co., Ltd.                       5,500      32,431       0.0%
    Nakayo, Inc.                               407,000   1,280,830       0.1%
    NEC Networks & System Integration Corp.    140,600   3,054,905       0.1%
#   NET One Systems Co., Ltd.                  541,100   3,154,000       0.1%
*   New Japan Radio Co., Ltd.                   99,000     442,083       0.0%
    Nichicon Corp.                             334,000   2,252,238       0.1%
    NIFTY Corp.                                 47,400     570,331       0.0%
#   Nihon Dempa Kogyo Co., Ltd.                105,700     835,390       0.0%
    Nihon Unisys, Ltd.                         345,275   3,060,872       0.1%
#   Nippon Ceramic Co., Ltd.                    64,000     926,697       0.0%
*   Nippon Chemi-Con Corp.                     970,000   2,893,833       0.1%
#   Nippon Kodoshi Corp.                        10,700     118,584       0.0%
    Nippon Signal Co., Ltd. (The)              319,600   3,115,407       0.1%
    Nippon Systemware Co., Ltd.                 27,900     163,731       0.0%
    Nohmi Bosai, Ltd.                          135,000   1,927,980       0.1%
    Noritsu Koki Co., Ltd.                      79,000     439,079       0.0%
    NS Solutions Corp.                          99,500   3,063,024       0.1%
#   NSD Co., Ltd.                              164,800   2,430,440       0.1%
#   Nuflare Technology, Inc.                    19,000     868,200       0.0%
*   Ohara, Inc.                                 47,600     246,551       0.0%
#   Oizumi Corp.                                28,500     233,747       0.0%
    Okaya Electric Industries Co., Ltd.         73,000     258,638       0.0%
    Oki Electric Industry Co., Ltd.          4,385,000  10,188,368       0.4%
    ONO Sokki Co., Ltd.                         58,200     498,948       0.0%
    Optex Co., Ltd.                             70,500   1,238,952       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                 --------- ---------- ---------------
Information Technology -- (Continued)
#   Origin Electric Co., Ltd.                      178,000 $  674,118       0.0%
#   Osaki Electric Co., Ltd.                       173,000  1,049,710       0.1%
    Panasonic Industrial Devices SUNX Co., Ltd.    114,800    617,729       0.0%
    Panasonic Information Systems                   15,400    413,349       0.0%
    PCA Corp.                                        2,500     31,817       0.0%
    Riken Keiki Co., Ltd.                           78,300    788,123       0.0%
    Riso Kagaku Corp.                               92,900  2,809,234       0.1%
    Roland DG Corp.                                 49,600  2,093,625       0.1%
    Ryoden Trading Co., Ltd.                       173,000  1,244,364       0.1%
    Ryosan Co., Ltd.                               189,600  4,007,609       0.2%
    Ryoyo Electro Corp.                            107,300  1,057,825       0.1%
    Sanken Electric Co., Ltd.                      680,000  5,340,727       0.2%
    Sanshin Electronics Co., Ltd.                  154,200  1,091,998       0.1%
    Satori Electric Co., Ltd.                       85,680    556,525       0.0%
    Saxa Holdings, Inc.                            307,000    435,170       0.0%
#   SCREEN Holdings Co., Ltd.                    1,267,000  6,905,771       0.3%
#   Shibaura Electronics Co., Ltd.                  22,700    495,650       0.0%
#   Shibaura Mechatronics Corp.                    206,000    660,875       0.0%
    Shindengen Electric Manufacturing Co., Ltd.    431,000  2,807,710       0.1%
#*  Shinkawa, Ltd.                                  59,000    295,088       0.0%
    Shinko Electric Industries Co., Ltd.           426,200  2,474,893       0.1%
    Shinko Shoji Co., Ltd.                         125,200  1,187,067       0.1%
    Shizuki Electric Co., Inc.                     103,000    470,908       0.0%
    Siix Corp.                                      95,600  1,660,190       0.1%
    SMK Corp.                                      370,000  1,486,554       0.1%
#   SMS Co., Ltd.                                   76,300  2,221,515       0.1%
#   Softbank Technology Corp.                       30,300    382,544       0.0%
*   Softbrain Co., Ltd.                            161,300    305,926       0.0%
    SRA Holdings                                    48,900    668,015       0.0%
    Sumida Corp.                                   107,349    761,253       0.0%
    Sun-Wa Technos Corp.                            29,400    302,465       0.0%
    Systena Corp.                                  120,000    905,832       0.0%
#   Tabuchi Electric Co., Ltd.                     143,900  1,263,075       0.1%
    Tachibana Eletech Co., Ltd.                     65,900    844,486       0.0%
#   Taiyo Yuden Co., Ltd.                          661,300  6,797,894       0.3%
#   Tamura Corp.                                   460,000  1,733,853       0.1%
#*  Teac Corp.                                     615,000    318,000       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                204,000    325,087       0.0%
    TKC Corp.                                      107,700  2,114,285       0.1%
#   Toko, Inc.                                     199,000    530,010       0.0%
#   Tokyo Electron Device, Ltd.                     37,200    483,290       0.0%
    Tokyo Seimitsu Co., Ltd.                       236,800  3,853,327       0.2%
    Tomen Devices Corp.                              2,400     38,160       0.0%
#   Tomen Electronics Corp.                         61,000    899,751       0.0%
    Tose Co., Ltd.                                  22,100    142,414       0.0%
    Toshiba TEC Corp.                              697,000  4,918,605       0.2%
    Toukei Computer Co., Ltd.                       26,810    388,163       0.0%
    Towa Corp.                                     126,200    728,608       0.0%
    Toyo Corp.                                     135,400  1,240,936       0.1%
#   Transcosmos, Inc.                              150,100  2,806,855       0.1%
    UKC Holdings Corp.                              65,700  1,069,004       0.1%
#*  Ulvac, Inc.                                    253,000  3,150,487       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                             --------- ------------ ---------------
Information Technology -- (Continued)
    Uniden Corp.                                               377,000 $    778,884       0.0%
#   UT Holdings Co., Ltd.                                      195,000      922,789       0.0%
#   Vitec Co., Ltd.                                             20,100      135,856       0.0%
#   Wacom Co., Ltd.                                            909,600    3,489,945       0.2%
#   Wellnet Corp.                                               31,500      495,624       0.0%
    Y A C Co., Ltd.                                             31,000      165,533       0.0%
#   Yamaichi Electronics Co., Ltd.                             124,000      959,223       0.1%
    Yashima Denki Co., Ltd.                                     20,900      101,806       0.0%
    Yokowo Co., Ltd.                                            84,300      441,096       0.0%
#   Zappallas, Inc.                                             55,900      302,089       0.0%
#   Zuken, Inc.                                                 66,300      587,585       0.0%
                                                                       ------------      ----
Total Information Technology                                            286,688,764      11.4%
                                                                       ------------      ----
Materials -- (9.6%)
    Achilles Corp.                                             925,000    1,270,726       0.1%
    ADEKA Corp.                                                530,500    6,847,875       0.3%
#   Agro-Kanesho Co., Ltd.                                      25,000      203,298       0.0%
#   Aichi Steel Corp.                                          671,000    2,413,256       0.1%
    Alconix Corp.                                               52,400      694,337       0.0%
    Arakawa Chemical Industries, Ltd.                           85,900      879,820       0.0%
#   Araya Industrial Co., Ltd.                                 276,000      437,836       0.0%
#   Asahi Holdings, Inc.                                       152,750    2,542,854       0.1%
    Asahi Organic Chemicals Industry Co., Ltd.                 399,000      930,563       0.0%
    Asahi Printing Co., Ltd.                                       800       16,218       0.0%
    C Uyemura & Co., Ltd.                                       20,500      975,015       0.0%
    Carlit Holdings Co., Ltd.                                   69,600      364,769       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                             568,000      920,329       0.0%
*   Chugai Mining Co., Ltd.                                  1,012,400      256,424       0.0%
    Chugoku Marine Paints, Ltd.                                348,000    2,750,154       0.1%
*   Co-Op Chemical Co., Ltd.                                   110,000      103,777       0.0%
    Dai Nippon Toryo Co., Ltd.                                 723,000    1,015,070       0.1%
#   Daido Steel Co., Ltd.                                      217,000      832,466       0.0%
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                      13,400      589,470       0.0%
#   Daiken Corp.                                               401,000      902,451       0.0%
    Daiki Aluminium Industry Co., Ltd.                         149,000      413,693       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    399,000    2,164,182       0.1%
    Daio Paper Corp.                                           538,500    4,627,609       0.2%
    Daiso Co., Ltd.                                            415,000    1,353,501       0.1%
    DC Co., Ltd.                                               113,900      526,337       0.0%
    Denki Kagaku Kogyo K.K.                                  1,559,000    5,092,467       0.2%
#   DKS Co., Ltd.                                              213,000      800,333       0.0%
    Dynapac Co., Ltd.                                           25,000       58,971       0.0%
#   Earth Chemical Co., Ltd.                                    79,400    2,911,658       0.1%
#   FP Corp.                                                   152,300    4,389,420       0.2%
#   Fuji Seal International, Inc.                              134,000    4,039,240       0.2%
    Fujikura Kasei Co., Ltd.                                   144,600      748,399       0.0%
    Fujimi, Inc.                                               108,700    1,493,634       0.1%
    Fujimori Kogyo Co., Ltd.                                    74,900    2,068,078       0.1%
#   Fumakilla, Ltd.                                             54,000      169,628       0.0%
    Fuso Chemical Co., Ltd.                                     32,500      346,304       0.0%
#   Godo Steel, Ltd.                                           899,000    1,248,197       0.1%
    Gun-Ei Chemical Industry Co., Ltd.                         285,000      880,916       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                              --------- ---------- ---------------
Materials -- (Continued)
    Harima Chemicals Group, Inc.                 73,300 $  312,589       0.0%
    Hodogaya Chemical Co., Ltd.                 311,000    562,354       0.0%
    Hokkan Holdings, Ltd.                       283,000    725,595       0.0%
    Hokko Chemical Industry Co., Ltd.            95,000    320,655       0.0%
    Hokuetsu Kishu Paper Co., Ltd.              872,099  3,629,381       0.2%
    Honshu Chemical Industry Co., Ltd.           14,000    124,218       0.0%
#   Ihara Chemical Industry Co., Ltd.           211,000  2,138,566       0.1%
    Ise Chemical Corp.                           83,000    564,751       0.0%
#*  Ishihara Sangyo Kaisha, Ltd.              1,898,500  1,560,345       0.1%
#   Ishizuka Glass Co., Ltd.                    119,000    171,896       0.0%
    JCU Corp.                                    25,800  1,073,076       0.1%
#   JSP Corp.                                   103,900  1,647,423       0.1%
*   Kanto Denka Kogyo Co., Ltd.                 241,000    947,954       0.0%
    Katakura Chikkarin Co., Ltd.                 43,000     99,310       0.0%
    Kawakin Holdings Co., Ltd.                   11,000     26,571       0.0%
#   Kawasaki Kasei Chemicals, Ltd.               84,000    116,131       0.0%
#   Kimoto Co., Ltd.                            229,000    641,671       0.0%
    Koatsu Gas Kogyo Co., Ltd.                  163,493    869,779       0.0%
#   Kogi Corp.                                   55,000    119,048       0.0%
    Kohsoku Corp.                                61,900    513,380       0.0%
    Konishi Co., Ltd.                            88,500  1,527,472       0.1%
    Krosaki Harima Corp.                        270,000    582,264       0.0%
#   Kumiai Chemical Industry Co., Ltd.          271,000  1,666,705       0.1%
#   Kureha Corp.                                752,500  3,732,125       0.2%
    Kurimoto, Ltd.                              702,000  1,437,507       0.1%
#   Kyoei Steel, Ltd.                           104,800  1,744,319       0.1%
    Kyowa Leather Cloth Co., Ltd.                43,500    312,532       0.0%
    Lintec Corp.                                312,600  6,526,618       0.3%
    MEC Co., Ltd.                                91,900    938,078       0.0%
    Mitani Sekisan Co., Ltd.                     18,300    318,332       0.0%
*   Mitsubishi Paper Mills, Ltd.              1,678,000  1,297,812       0.1%
    Mitsubishi Steel Manufacturing Co., Ltd.    856,000  1,891,979       0.1%
    Mitsui Mining & Smelting Co., Ltd.        3,666,000  9,724,344       0.4%
#   MORESCO Corp.                                40,000    650,590       0.0%
    Mory Industries, Inc.                       156,000    597,715       0.0%
*   Nakayama Steel Works, Ltd.                  694,000    500,881       0.0%
    Neturen Co., Ltd.                           163,900  1,172,579       0.1%
#*  New Japan Chemical Co., Ltd.                182,300    376,687       0.0%
    Nichia Steel Works, Ltd.                    169,900    514,566       0.0%
    Nihon Kagaku Sangyo Co., Ltd.                73,000    489,967       0.0%
    Nihon Nohyaku Co., Ltd.                     261,700  2,663,565       0.1%
    Nihon Parkerizing Co., Ltd.                 275,800  6,583,269       0.3%
    Nihon Yamamura Glass Co., Ltd.              491,000    742,602       0.0%
#   Nippon Carbide Industries Co., Inc.         447,000    918,566       0.0%
#*  Nippon Chemical Industrial Co., Ltd.        491,000    723,523       0.0%
    Nippon Chutetsukan K.K.                     113,000    249,155       0.0%
#   Nippon Concrete Industries Co., Ltd.        209,000  1,249,905       0.1%
#   Nippon Denko Co., Ltd.                      672,414  1,688,928       0.1%
    Nippon Fine Chemical Co., Ltd.               85,600    659,430       0.0%
    Nippon Kasei Chemical Co., Ltd.             192,000    246,516       0.0%
*   Nippon Kinzoku Co., Ltd.                    285,000    395,614       0.0%
#*  Nippon Koshuha Steel Co., Ltd.              458,000    468,846       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                               PERCENTAGE
                                                         SHARES    VALUE++   OF NET ASSETS**
                                                        --------- ---------- ---------------
Materials -- (Continued)
    Nippon Light Metal Holdings Co., Ltd.               3,320,900 $4,904,631       0.2%
    Nippon Pillar Packing Co., Ltd.                       117,000    929,194       0.0%
    Nippon Soda Co., Ltd.                                 896,000  5,102,254       0.2%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)    289,000  1,764,530       0.1%
#   Nippon Valqua Industries, Ltd.                        476,000  1,298,743       0.1%
#*  Nippon Yakin Kogyo Co., Ltd.                          789,800  2,039,735       0.1%
#   Nisshin Steel Co., Ltd.                               588,292  5,492,891       0.2%
#   Nitta Gelatin, Inc.                                    18,200    138,203       0.0%
    Nittetsu Mining Co., Ltd.                             375,000  1,421,627       0.1%
#   Nitto FC Co., Ltd.                                     65,700    381,349       0.0%
    NOF Corp.                                             895,000  5,931,354       0.2%
    Okamoto Industries, Inc.                              414,000  1,644,651       0.1%
    Okura Industrial Co., Ltd.                            305,000  1,040,900       0.1%
    Osaka Organic Chemical Industry, Ltd.                  66,000    285,572       0.0%
    Osaka Steel Co., Ltd.                                  83,200  1,493,133       0.1%
#   OSAKA Titanium Technologies Co., Ltd.                 115,400  2,244,194       0.1%
#*  Pacific Metals Co., Ltd.                              951,000  3,008,598       0.1%
    Pack Corp. (The)                                       79,200  1,636,003       0.1%
#*  Rasa Industries, Ltd.                                 468,000    570,820       0.0%
#   Rengo Co., Ltd.                                     1,352,000  5,951,576       0.2%
    Riken Technos Corp.                                   209,500    925,113       0.0%
    Sakai Chemical Industry Co., Ltd.                     561,000  1,690,083       0.1%
    Sakata INX Corp.                                      242,000  2,476,373       0.1%
    Sanyo Chemical Industries, Ltd.                       359,000  2,238,443       0.1%
    Sanyo Special Steel Co., Ltd.                         661,300  2,269,651       0.1%
    Sekisui Plastics Co., Ltd.                            259,000    702,223       0.0%
    Shikoku Chemicals Corp.                               239,000  1,656,588       0.1%
    Shin-Etsu Polymer Co., Ltd.                           195,800    916,181       0.0%
    Shinagawa Refractories Co., Ltd.                      257,000    632,718       0.0%
#   Shinko Wire Co., Ltd.                                 184,000    287,550       0.0%
    Stella Chemifa Corp.                                   53,600    669,060       0.0%
    Sumitomo Bakelite Co., Ltd.                         1,260,000  4,958,634       0.2%
#   Sumitomo Osaka Cement Co., Ltd.                     2,682,000  8,383,958       0.3%
#   Sumitomo Seika Chemicals Co., Ltd.                    281,000  1,723,834       0.1%
    T Hasegawa Co., Ltd.                                  128,000  1,965,806       0.1%
#   T&K Toka Co., Ltd.                                     37,500    838,114       0.0%
#   Taisei Lamick Co., Ltd.                                27,600    674,707       0.0%
    Taiyo Holdings Co., Ltd.                              102,700  3,346,849       0.1%
    Takasago International Corp.                          436,000  2,086,551       0.1%
    Takiron Co., Ltd.                                     304,000  1,507,635       0.1%
*   Tanaka Chemical Corp.                                   1,100      4,301       0.0%
    Tayca Corp.                                           165,000    656,319       0.0%
    Tenma Corp.                                            81,900  1,139,852       0.1%
#   Toagosei Co., Ltd.                                  1,354,000  5,917,560       0.2%
#*  Toda Kogyo Corp.                                      220,000    807,085       0.0%
    Toho Zinc Co., Ltd.                                   801,000  2,743,309       0.1%
    Tokai Carbon Co., Ltd.                              1,277,000  3,331,125       0.1%
    Tokushu Tokai Paper Co., Ltd.                         551,580  1,284,617       0.1%
    Tokuyama Corp.                                      2,222,000  6,495,139       0.3%
    Tokyo Ohka Kogyo Co., Ltd.                            147,300  4,154,384       0.2%
*   Tokyo Rope Manufacturing Co., Ltd.                    475,000    738,371       0.0%
#   Tokyo Steel Manufacturing Co., Ltd.                   654,900  3,513,143       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                              ---------- -------------- ---------------
Materials -- (Continued)
      Tokyo Tekko Co., Ltd.                      240,000 $    1,103,305        0.1%
      Tomoegawa Co., Ltd.                        125,000        213,905        0.0%
      Tomoku Co., Ltd.                           331,000        860,840        0.0%
      Topy Industries, Ltd.                    1,152,000      2,227,261        0.1%
      Toyo Ink SC Holdings Co., Ltd.           1,109,000      5,115,245        0.2%
      Toyo Kohan Co., Ltd.                       291,000      1,679,882        0.1%
      Toyobo Co., Ltd.                         5,435,000      7,823,086        0.3%
      TYK Corp.                                  138,000        251,730        0.0%
#     UACJ Corp.                               1,488,415      5,483,505        0.2%
#     Ube Industries, Ltd.                     1,424,000      2,204,800        0.1%
      Wood One Co., Ltd.                         169,000        433,769        0.0%
      Yodogawa Steel Works, Ltd.                 744,500      2,913,147        0.1%
      Yotai Refractories Co., Ltd.                 4,000         13,599        0.0%
      Yuki Gosei Kogyo Co., Ltd.                  64,000        143,692        0.0%
      Yushiro Chemical Industry Co., Ltd.         62,500        787,587        0.0%
                                                         --------------      -----
Total Materials                                             276,307,546       11.0%
                                                         --------------      -----
Telecommunication Services -- (0.1%)
#*    Japan Communications, Inc.                 732,100      3,208,535        0.1%
      Okinawa Cellular Telephone Co.              40,700      1,100,874        0.1%
                                                         --------------      -----
Total Telecommunication Services                              4,309,409        0.2%
                                                         --------------      -----
Utilities -- (0.4%)
#     Hokkaido Gas Co., Ltd.                     265,000        685,367        0.0%
      Hokuriku Gas Co., Ltd.                      99,000        240,150        0.0%
      K&O Energy Group, Inc.                      77,500        978,642        0.1%
#     Kyoei Sangyo Co., Ltd.                      97,000        187,514        0.0%
      Okinawa Electric Power Co., Inc. (The)      93,671      2,856,665        0.1%
      Saibu Gas Co., Ltd.                      1,835,000      4,469,689        0.2%
      Shizuoka Gas Co., Ltd.                     307,000      2,011,490        0.1%
                                                         --------------      -----
Total Utilities                                              11,429,517        0.5%
                                                         --------------      -----
TOTAL COMMON STOCKS                                       2,488,894,536       99.3%
                                                         --------------      -----

                                                            VALUE+
                                                            ------
SECURITIES LENDING COLLATERAL -- (13.2%)
(S)@  DFA Short Term Investment Fund          32,591,293    377,081,264       15.1%
                                                         --------------      -----
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,741,341,199)                                   $2,865,975,800      114.4%
                                                         ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
 Consumer Discretionary        $  4,646,036 $  507,244,072   --    $  511,890,108
 Consumer Staples                   803,849    218,306,918   --       219,110,767
 Energy                                  --     25,847,200   --        25,847,200
 Financials                      10,448,978    282,149,842   --       292,598,820
 Health Care                             --    122,558,383   --       122,558,383
 Industrials                             --    738,154,022   --       738,154,022
 Information Technology                  --    286,688,764   --       286,688,764
 Materials                               --    276,307,546   --       276,307,546
 Telecommunication Services              --      4,309,409   --         4,309,409
 Utilities                               --     11,429,517   --        11,429,517
Securities Lending Collateral            --    377,081,264   --       377,081,264
                               ------------ --------------   --    --------------
TOTAL                          $15,898,863  $2,850,076,937   --    $2,865,975,800
                               ============ ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                         PERCENTAGE
                                                  SHARES     VALUE++   OF NET ASSETS**
                                                ---------- ----------- ---------------
COMMON STOCKS -- (78.7%)
AUSTRALIA -- (41.6%)
*   AAT Corp., Ltd.                                     99 $        --       0.0%
*   ABM Resources NL                               289,660      84,117       0.0%
#   Acrux, Ltd.                                    563,561     540,530       0.0%
#   Adelaide Brighton, Ltd.                      3,634,701  10,838,815       0.8%
#*  Aditya Birla Minerals, Ltd.                    837,590     171,371       0.0%
*   AED Oil, Ltd.                                  363,401          --       0.0%
#   Ainsworth Game Technology, Ltd.                794,467   2,131,485       0.2%
#*  AJ Lucas Group, Ltd.                           317,969     198,649       0.0%
#*  Alchemia, Ltd.                                 321,672      28,101       0.0%
#*  Alkane Resources, Ltd.                       1,255,636     249,690       0.0%
*   Alliance Resources, Ltd.                       399,488      62,796       0.0%
#   ALS, Ltd.                                      332,003   1,644,206       0.1%
    Altium, Ltd.                                   133,544     362,014       0.0%
*   Altona Mining, Ltd.                          1,108,169     235,830       0.0%
    AMA Group, Ltd.                                 15,236       4,250       0.0%
    Amalgamated Holdings, Ltd.                     473,425   4,183,855       0.3%
#   Amcom Telecommunications, Ltd.               2,226,058   4,371,704       0.3%
    Ansell, Ltd.                                   544,496   9,550,805       0.7%
#*  Antares Energy, Ltd.                         1,241,797     470,604       0.0%
#   AP Eagers, Ltd.                                241,566   1,199,646       0.1%
*   APN News & Media, Ltd.                       4,664,532   3,027,535       0.2%
#*  Aquarius Platinum, Ltd.                      5,108,664   1,359,499       0.1%
*   Arafura Resources, Ltd.                        226,113      11,892       0.0%
#   ARB Corp., Ltd.                                461,424   5,352,545       0.4%
#   Aristocrat Leisure, Ltd.                     3,124,863  17,765,461       1.2%
    Arrium, Ltd.                                18,479,966   5,486,515       0.4%
#*  ASG Group, Ltd.                                861,261     577,044       0.0%
*   Atlantic, Ltd.                                  21,276       1,229       0.0%
#   Atlas Iron, Ltd.                             6,063,469   1,815,006       0.1%
*   Aurelia Metals, Ltd.                           104,200      27,548       0.0%
#   Ausdrill, Ltd.                               1,773,892     959,382       0.1%
#*  Ausenco, Ltd.                                  769,338     347,952       0.0%
*   Austal, Ltd.                                 1,182,442   1,334,880       0.1%
#   Austbrokers Holdings, Ltd.                     234,374   2,109,845       0.2%
#   Austin Engineering, Ltd.                       279,815     283,566       0.0%
#*  Australian Agricultural Co., Ltd.            2,421,174   2,994,135       0.2%
#   Australian Pharmaceutical Industries, Ltd.   2,474,051   1,763,096       0.1%
    Australian Vintage, Ltd.                     4,096,187   1,436,851       0.1%
    Automotive Holdings Group, Ltd.              1,507,514   5,082,482       0.4%
#*  Avanco Resources, Ltd.                       2,444,368     192,878       0.0%
    Aveo Group                                      31,857      58,069       0.0%
    AVJennings, Ltd.                             7,259,050   4,035,646       0.3%
*   AWE, Ltd.                                    3,455,857   5,357,153       0.4%
#*  Bandanna Energy, Ltd.                          337,935      18,735       0.0%
#   BC Iron, Ltd.                                1,037,294     982,871       0.1%
#   Beach Energy, Ltd.                           9,353,942   9,675,702       0.7%
#*  Beadell Resources, Ltd.                      2,420,844     543,237       0.0%
#   Bega Cheese, Ltd.                              476,491   2,170,120       0.2%
#   Bentham IMF, Ltd.                              678,618   1,226,781       0.1%
*   Berkeley Resources, Ltd.                       434,006      93,188       0.0%
#*  Billabong International, Ltd.                3,896,307   2,272,369       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                               --------- ----------- ---------------
AUSTRALIA -- (Continued)
*   Bionomics, Ltd.                              159,035 $    75,578       0.0%
#   Blackmores, Ltd.                              84,193   2,429,219       0.2%
*   BlueScope Steel, Ltd.                      1,945,699   9,070,776       0.6%
#*  Boart Longyear, Ltd.                       2,737,139     583,578       0.0%
*   Boom Logistics, Ltd.                         986,820     131,476       0.0%
*   Boulder Steel, Ltd.                            3,599         437       0.0%
#   Bradken, Ltd.                              1,278,641   4,361,692       0.3%
#   Breville Group, Ltd.                         762,269   4,577,118       0.3%
#   Brickworks, Ltd.                             178,923   2,137,157       0.2%
    BT Investment Management, Ltd.               568,482   3,131,778       0.2%
#*  Buccaneer Energy, Ltd.                     3,283,586       5,779       0.0%
#*  Buru Energy, Ltd.                            292,049     176,189       0.0%
#   Cabcharge Australia, Ltd.                    888,851   3,876,234       0.3%
    Calliden Group, Ltd.                         389,687     159,989       0.0%
#   Cape Lambert Resources, Ltd.                 726,958      66,416       0.0%
*   Capral, Ltd.                                  58,499       6,365       0.0%
#   Cardno, Ltd.                               1,123,192   5,515,756       0.4%
#*  Carnarvon Petroleum, Ltd.                  5,245,194   1,027,623       0.1%
*   Carnegie Wave Energy, Ltd.                   563,165      25,536       0.0%
#   carsales.com, Ltd.                         1,736,291  16,384,267       1.1%
#   Cash Converters International, Ltd.        2,213,222   2,122,860       0.2%
*   CDS Technologies, Ltd.                        13,276          --       0.0%
#   Cedar Woods Properties, Ltd.                 316,495   1,927,935       0.1%
*   Centrebet International, Ltd. Claim Units     81,336          --       0.0%
    Challenger, Ltd.                             137,523     845,857       0.1%
#   Chandler Macleod Group, Ltd.                 528,695     165,620       0.0%
*   ChemGenex Pharmaceuticals, Ltd.              115,291          --       0.0%
#*  Clinuvel Pharmaceuticals, Ltd.                48,821     161,717       0.0%
    Clover Corp., Ltd.                           434,207     146,347       0.0%
*   Coal of Africa, Ltd.                         668,800      31,027       0.0%
#*  Coalspur Mines, Ltd.                          39,320         811       0.0%
*   Cockatoo Coal, Ltd.                        6,931,645      85,050       0.0%
#   Codan, Ltd.                                  400,153     280,524       0.0%
*   Coffey International, Ltd.                 1,048,636     279,297       0.0%
#   Collection House, Ltd.                     1,996,126   3,616,108       0.3%
    Collins Foods, Ltd.                          274,220     539,224       0.0%
*   Comet Ridge, Ltd.                             15,204       1,739       0.0%
*   Cooper Energy, Ltd.                          336,842     122,069       0.0%
    Corporate Travel Management, Ltd.            164,264   1,306,705       0.1%
    Coventry Group, Ltd.                         144,778     313,621       0.0%
#   Credit Corp. Group, Ltd.                     110,382     937,582       0.1%
#   Crowe Horwath Australasia, Ltd.            1,365,816     615,706       0.0%
    CSG, Ltd.                                    787,944     848,154       0.1%
    CSR, Ltd.                                  3,291,003  10,072,540       0.7%
    CTI Logistics, Ltd.                            7,200      10,900       0.0%
#*  Cudeco, Ltd.                                 399,317     486,912       0.0%
*   Cue Energy Resources, Ltd.                 1,378,665     117,807       0.0%
#   Data#3, Ltd.                                 573,106     336,852       0.0%
#   Decmil Group, Ltd.                           893,550   1,403,638       0.1%
*   Devine, Ltd.                                 497,498     436,972       0.0%
#   Domino's Pizza Enterprises, Ltd.             249,055   5,936,164       0.4%
#   Downer EDI, Ltd.                           2,989,518  12,624,250       0.9%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
AUSTRALIA -- (Continued)
*   Dragon Mining, Ltd.                      76,113 $     6,028       0.0%
#*  Drillsearch Energy, Ltd.              3,446,607   3,599,146       0.3%
    DUET Group                              611,176   1,322,922       0.1%
    DuluxGroup, Ltd.                      3,082,903  14,569,397       1.0%
#   DWS, Ltd.                               382,927     379,513       0.0%
#   Echo Entertainment Group, Ltd.        4,331,523  14,543,934       1.0%
*   EHG Corp., Ltd.                             482          --       0.0%
#*  Elders, Ltd.                          2,271,874     339,582       0.0%
#*  Emeco Holdings, Ltd.                  3,582,494     580,875       0.0%
*   Empire Oil & Gas NL                     922,161       5,083       0.0%
#*  Energy Resources of Australia, Ltd.   1,169,153   1,310,873       0.1%
#*  Energy World Corp., Ltd.              4,308,665   1,337,784       0.1%
*   Enero Group, Ltd.                        12,387      11,663       0.0%
#*  Equatorial Resources, Ltd.               92,971      21,952       0.0%
#   Equity Trustees, Ltd.                    14,779     252,043       0.0%
    ERM Power, Ltd.                         596,966     958,897       0.1%
    Ethane Pipeline Income Fund             182,912     186,361       0.0%
    Euroz, Ltd.                              96,605      95,965       0.0%
#   Evolution Mining, Ltd.                2,670,374   1,409,957       0.1%
    Fairfax Media, Ltd.                  14,676,907  10,549,342       0.7%
    Fantastic Holdings, Ltd.                335,900     513,563       0.0%
#*  FAR, Ltd.                             8,139,266     718,318       0.1%
    Finbar Group, Ltd.                      128,055     159,811       0.0%
#   Fleetwood Corp., Ltd.                   406,195     620,917       0.1%
#   FlexiGroup, Ltd.                        620,491   1,959,673       0.1%
*   Flinders Mines, Ltd.                  7,896,335     138,114       0.0%
#*  Focus Minerals, Ltd.                 19,167,915     167,176       0.0%
    Funtastic, Ltd.                          14,936         705       0.0%
#   G8 Education, Ltd.                      556,377   2,458,451       0.2%
#*  Galaxy Resources, Ltd.                  760,450      25,427       0.0%
    Gazal Corp., Ltd.                        75,960     181,246       0.0%
#*  Geodynamics, Ltd.                        69,571       2,673       0.0%
#*  Gindalbie Metals, Ltd.                2,927,610      75,658       0.0%
*   Global Construction Services, Ltd.        4,832       1,874       0.0%
    Goodman Fielder, Ltd.                10,646,991   6,025,166       0.4%
#   GrainCorp, Ltd. Class A               1,240,760   9,596,665       0.7%
#   Grange Resources, Ltd.                1,724,297     208,086       0.0%
#   Greencross, Ltd.                         99,823     753,760       0.1%
#*  Greenland Minerals & Energy, Ltd.       796,390      53,250       0.0%
#*  Gryphon Minerals, Ltd.                1,931,531     146,445       0.0%
#   GUD Holdings, Ltd.                      688,478   4,357,893       0.3%
#*  Gunns, Ltd.                           2,872,620          --       0.0%
#   GWA Group, Ltd.                       2,101,701   5,058,626       0.4%
    Hansen Technologies, Ltd.                26,098      35,950       0.0%
#   HFA Holdings, Ltd.                      260,589     317,652       0.0%
*   Highlands Pacific, Ltd.               2,162,681      90,459       0.0%
*   Hillgrove Resources, Ltd.               200,146      96,338       0.0%
#   Hills, Ltd.                           1,315,510   1,540,303       0.1%
#*  Horizon Oil, Ltd.                     6,888,387   1,804,088       0.1%
*   Icon Energy, Ltd.                     1,135,301     120,129       0.0%
*   IDM International, Ltd.                  23,969          --       0.0%
#   iiNET, Ltd.                           1,110,524   7,836,764       0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                           --------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Imdex, Ltd.                            1,225,370 $   648,842       0.1%
    Independence Group NL                  1,827,105   7,316,662       0.5%
#*  Indophil Resources NL                  3,118,946     757,730       0.1%
#*  Infigen Energy                         2,081,316     490,607       0.0%
    Infomedia, Ltd.                        1,965,388   2,072,407       0.1%
    Integrated Research, Ltd.                336,657     290,722       0.0%
#*  Intrepid Mines, Ltd.                   1,794,707     348,600       0.0%
#   Invocare, Ltd.                           894,310   9,542,450       0.7%
#   IOOF Holdings, Ltd.                    1,906,008  15,203,012       1.1%
#   Iress, Ltd.                            1,080,718   9,403,408       0.7%
*   iSelect, Ltd.                             36,578      44,632       0.0%
#   JB Hi-Fi, Ltd.                           860,733  11,852,634       0.8%
    Jumbo Interactive, Ltd.                   95,098     100,345       0.0%
*   Jupiter Mines, Ltd.                      405,443      74,926       0.0%
    K&S Corp., Ltd.                          250,643     338,656       0.0%
*   Kangaroo Resources, Ltd.                 281,470       2,477       0.0%
#*  Karoon Gas Australia, Ltd.               759,802   1,984,868       0.1%
#*  Kingsgate Consolidated, Ltd.           1,768,531   1,128,322       0.1%
*   Kingsrose Mining, Ltd.                   760,046     239,898       0.0%
*   Lednium, Ltd.                            195,019          --       0.0%
#*  Liquefied Natural Gas, Ltd.              366,175   1,219,885       0.1%
    LogiCamms, Ltd.                           38,305      26,246       0.0%
#*  Lonestar Resources, Ltd.               1,156,166     355,848       0.0%
    Lycopodium, Ltd.                          80,228     113,396       0.0%
#*  Lynas Corp., Ltd.                      3,390,978     194,426       0.0%
#   M2 Group, Ltd.                         1,270,142   8,813,121       0.6%
    MACA, Ltd.                               603,625     689,334       0.1%
*   Macmahon Holdings, Ltd.                6,319,933     549,291       0.0%
#   Macquarie Atlas Roads Group              544,465   1,457,137       0.1%
    Macquarie Telecom Group, Ltd.             35,019     164,488       0.0%
#   Magellan Financial Group, Ltd.           439,175   5,213,477       0.4%
*   Matrix Composites & Engineering, Ltd.    167,126     130,978       0.0%
#*  Maverick Drilling & Exploration, Ltd.    907,264     141,822       0.0%
#   MaxiTRANS Industries, Ltd.               942,578     510,924       0.0%
#*  Mayne Pharma Group, Ltd.               2,931,895   1,961,047       0.1%
#   McMillan Shakespeare, Ltd.               419,281   3,967,650       0.3%
    McPherson's, Ltd.                        473,986     512,722       0.0%
#*  Medusa Mining, Ltd.                    1,214,094     635,699       0.1%
    Melbourne IT, Ltd.                       454,822     559,200       0.0%
#*  MEO Australia, Ltd.                      681,039      11,830       0.0%
    Mermaid Marine Australia, Ltd.         2,253,544   3,688,824       0.3%
#*  Mesoblast, Ltd.                           99,585     368,685       0.0%
#*  Metals X, Ltd.                         1,428,029     259,824       0.0%
#   Metcash, Ltd.                          4,422,950  11,046,633       0.8%
*   Metgasco, Ltd.                            48,452       2,432       0.0%
*   Metminco, Ltd.                           319,401       3,046       0.0%
    Mincor Resources NL                    1,076,331     585,351       0.0%
#*  Mineral Deposits, Ltd.                   466,063     560,857       0.0%
#   Mineral Resources, Ltd.                1,202,488   9,013,856       0.6%
#*  Molopo Energy, Ltd.                    1,186,993     168,383       0.0%
#   Monadelphous Group, Ltd.                 707,732   7,849,897       0.5%
*   Morning Star Gold NL                     332,749       6,149       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                           --------- ----------- ---------------
AUSTRALIA -- (Continued)
    Mortgage Choice, Ltd.                    695,144 $ 1,609,425       0.1%
#   Mount Gibson Iron, Ltd.                4,616,924   1,834,538       0.1%
#   Myer Holdings, Ltd.                    4,168,808   7,079,608       0.5%
#   MyState, Ltd.                            171,461     691,629       0.1%
*   Nanosonics, Ltd.                         125,464     108,180       0.0%
#   Navitas, Ltd.                          1,467,242   6,856,774       0.5%
#*  Nearmap, Ltd.                            760,353     462,832       0.0%
#   New Hope Corp., Ltd.                     139,183     275,459       0.0%
#*  Newsat, Ltd.                           1,680,867     281,940       0.0%
#*  Nexus Energy, Ltd.                     6,106,883      52,397       0.0%
#   NIB Holdings, Ltd.                     2,712,998   7,818,566       0.5%
    Nick Scali, Ltd.                         170,701     419,536       0.0%
#*  Noble Mineral Resources, Ltd.            405,717          --       0.0%
*   Northern Iron, Ltd.                      692,729      30,950       0.0%
#   Northern Star Resources, Ltd.          4,948,523   4,772,506       0.3%
#   NRW Holdings, Ltd.                     1,922,096   1,286,583       0.1%
#   Nufarm, Ltd.                           1,162,706   5,072,682       0.4%
    Oakton, Ltd.                             394,790     657,199       0.1%
*   OM Holdings, Ltd.                         29,193      11,124       0.0%
#*  Orocobre, Ltd.                           401,382     970,491       0.1%
#   OrotonGroup, Ltd.                        131,885     440,328       0.0%
*   Otto Energy, Ltd.                      1,936,175     163,454       0.0%
#   OZ Minerals, Ltd.                      2,263,016   7,776,456       0.5%
#   Pacific Brands, Ltd.                   6,272,734   2,606,601       0.2%
#*  Paladin Energy, Ltd.                   6,066,325   1,739,634       0.1%
*   Pan Pacific Petroleum NL                 154,402       5,806       0.0%
    PanAust, Ltd.                          3,208,104   4,864,720       0.3%
    Panoramic Resources, Ltd.              1,834,198     978,092       0.1%
#*  PaperlinX, Ltd.                        2,360,419     125,581       0.0%
    Patties Foods, Ltd.                       42,099      48,081       0.0%
    Peet, Ltd.                             1,530,686   1,633,120       0.1%
*   Peninsula Energy, Ltd.                 5,178,834     112,198       0.0%
#   Perpetual, Ltd.                          359,597  14,703,016       1.0%
#*  Perseus Mining, Ltd.                   3,129,961     853,853       0.1%
*   Pharmaxis, Ltd.                          117,873       5,794       0.0%
*   Phosphagenics, Ltd.                    1,842,963     127,832       0.0%
#*  Platinum Australia, Ltd.               1,442,661       7,617       0.0%
*   Pluton Resources, Ltd.                    20,710         620       0.0%
*   PMP, Ltd.                              2,395,607   1,020,672       0.1%
#*  Poseidon Nickel, Ltd.                    496,461      71,200       0.0%
    Premier Investments, Ltd.                573,267   5,439,238       0.4%
#*  Prima Biomed, Ltd.                     2,194,242      75,776       0.0%
    Primary Health Care, Ltd.              3,240,864  13,281,170       0.9%
#   Prime Media Group, Ltd.                2,068,874   1,557,931       0.1%
    Programmed Maintenance Services, Ltd.    773,591   1,770,966       0.1%
*   Qantas Airways, Ltd.                   4,914,897   7,343,406       0.5%
#   Qube Holdings, Ltd.                    1,151,399   2,490,692       0.2%
*   Quickstep Holdings, Ltd.                 255,575      49,415       0.0%
#*  Ramelius Resources, Ltd.                 872,209      36,075       0.0%
#*  Range Resources, Ltd.                  1,456,711      19,641       0.0%
#   RCG Corp., Ltd.                          153,013      82,770       0.0%
    RCR Tomlinson, Ltd.                    1,086,285   2,609,561       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                 ---------- ----------- ---------------
AUSTRALIA -- (Continued)
#   REA Group, Ltd.                                  93,073 $ 3,726,744       0.3%
#   Reckon, Ltd.                                    366,718     591,031       0.0%
*   Red 5, Ltd.                                       9,022         646       0.0%
#*  Red Fork Energy, Ltd.                         2,658,133      52,013       0.0%
    Redflex Holdings, Ltd.                          377,855     385,305       0.0%
    Reece Australia, Ltd.                           238,257   6,983,909       0.5%
#   Regis Resources, Ltd.                         2,528,651   3,070,793       0.2%
#   Reject Shop, Ltd. (The)                         237,473   1,732,537       0.1%
#*  Resolute Mining, Ltd.                         4,105,110   1,155,999       0.1%
*   Resource Generation, Ltd.                       338,381      37,929       0.0%
#   Retail Food Group, Ltd.                         882,160   4,331,301       0.3%
#*  Rex Minerals, Ltd.                              469,315      90,932       0.0%
    Ridley Corp., Ltd.                            1,357,526   1,050,710       0.1%
*   RiverCity Motorway Group                      1,563,354          --       0.0%
*   Roc Oil Co., Ltd.                             6,490,268   3,897,134       0.3%
*   RungePincockMinarco, Ltd.                        30,702      16,499       0.0%
#   Ruralco Holdings, Ltd.                          119,306     365,633       0.0%
    SAI Global, Ltd.                              1,590,543   5,757,297       0.4%
#   Salmat, Ltd.                                    664,807     802,138       0.1%
#*  Samson Oil & Gas, Ltd.                        7,175,499     110,503       0.0%
#   Sandfire Resources NL                           558,540   2,771,581       0.2%
*   Saracen Mineral Holdings, Ltd.                5,262,040   1,319,719       0.1%
    Schaffer Corp., Ltd.                             33,766     172,002       0.0%
#   Sedgman, Ltd.                                   452,719     196,459       0.0%
#   Select Harvests, Ltd.                           465,355   2,583,544       0.2%
#*  Senex Energy, Ltd.                            6,628,560   3,173,311       0.2%
#   Servcorp, Ltd.                                  316,662   1,451,943       0.1%
*   Service Stream, Ltd.                          1,693,203     268,203       0.0%
#   Seven Group Holdings, Ltd.                      551,384   3,326,237       0.2%
#   Seven West Media, Ltd.                        4,212,289   6,369,076       0.4%
    Seymour Whyte, Ltd.                               8,690      11,456       0.0%
    Sigma Pharmaceuticals, Ltd.                   7,443,934   5,071,685       0.4%
#*  Silex Systems, Ltd.                             511,695     261,932       0.0%
#   Silver Chef, Ltd.                                80,261     420,375       0.0%
#*  Silver Lake Resources, Ltd.                   2,836,778     686,500       0.1%
#   Sims Metal Management, Ltd.                   1,378,490  13,761,961       1.0%
#   Sirtex Medical, Ltd.                            409,434   9,401,832       0.7%
    Skilled Group, Ltd.                           1,388,531   2,835,466       0.2%
    Slater & Gordon, Ltd.                         1,049,190   5,668,739       0.4%
#   SMS Management & Technology, Ltd.               578,580   2,010,401       0.1%
#   Southern Cross Electrical Engineering, Ltd.      21,171       9,636       0.0%
#   Southern Cross Media Group, Ltd.              3,509,817   3,026,766       0.2%
    Spark Infrastructure Group                   10,691,774  17,972,704       1.2%
    Specialty Fashion Group, Ltd.                   809,557     593,202       0.0%
#*  St Barbara, Ltd.                              2,671,044     258,557       0.0%
#*  Starpharma Holdings, Ltd.                       182,185      99,876       0.0%
*   Strike Energy, Ltd.                           1,471,668     128,415       0.0%
    Structural Systems, Ltd.                         29,934      15,934       0.0%
#   STW Communications Group, Ltd.                2,297,464   2,296,217       0.2%
*   Sundance Energy Australia, Ltd.               2,586,243   2,660,701       0.2%
#*  Sundance Resources, Ltd.                      8,756,539     469,904       0.0%
#   Sunland Group, Ltd.                             751,248   1,123,159       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
AUSTRALIA -- (Continued)
#   Super Retail Group, Ltd.                      1,291,875 $  8,382,739       0.6%
    Swick Mining Services, Ltd.                     106,166       25,004       0.0%
    Tabcorp Holdings, Ltd.                        2,426,529    8,716,499       0.6%
*   Tap Oil, Ltd.                                 1,524,091      825,955       0.1%
    Tassal Group, Ltd.                              880,893    2,861,380       0.2%
#   Technology One, Ltd.                          1,581,872    4,670,710       0.3%
#*  Ten Network Holdings, Ltd.                   10,842,364    2,119,538       0.2%
#   TFS Corp., Ltd.                               1,807,881    2,505,775       0.2%
#   Thorn Group, Ltd.                               410,570      919,189       0.1%
*   Tiger Resources, Ltd.                         6,540,922    1,489,793       0.1%
*   Toro Energy, Ltd.                                70,156        5,077       0.0%
#   Tox Free Solutions, Ltd.                        892,900    1,915,364       0.1%
#   TPG Telecom, Ltd.                             1,231,044    7,970,965       0.6%
*   Transfield Services, Ltd.                     3,180,086    5,368,821       0.4%
#   Transpacific Industries Group, Ltd.           9,657,560    7,675,573       0.5%
#   Treasury Group, Ltd.                             21,218      194,409       0.0%
    Treasury Wine Estates, Ltd.                     611,191    2,495,468       0.2%
*   Tribune Resources, Ltd.                           3,093        8,263       0.0%
#*  Troy Resources, Ltd.                            998,191      518,260       0.0%
#*  UGL, Ltd.                                     1,220,877    7,551,660       0.5%
*   Unity Mining, Ltd.                            2,433,889       18,837       0.0%
#   UXC, Ltd.                                     1,887,091    1,400,059       0.1%
*   Venture Minerals, Ltd.                          412,390       20,711       0.0%
    Villa World, Ltd.                               200,386      339,257       0.0%
#   Village Roadshow, Ltd.                          855,994    5,302,307       0.4%
*   Virgin Australia Holdings, Ltd. (ACI01NXR8)   7,648,897           --       0.0%
#*  Virgin Australia Holdings, Ltd. (B43DQC7)    10,380,644    3,520,962       0.2%
    Vision Eye Institute, Ltd.                      458,235      303,678       0.0%
#   Vocus Communications, Ltd.                      525,024    2,739,041       0.2%
    Watpac, Ltd.                                    766,614      565,766       0.0%
#   WDS, Ltd.                                       416,110       89,250       0.0%
#   Webjet, Ltd.                                    493,616    1,492,069       0.1%
#   Webster, Ltd.                                   180,921      181,788       0.0%
#   Western Areas, Ltd.                           1,407,558    5,398,671       0.4%
#*  Western Desert Resources, Ltd.                  241,493       30,815       0.0%
#*  White Energy Co., Ltd.                          643,913       86,044       0.0%
#*  Whitehaven Coal, Ltd.                         4,029,821    5,404,479       0.4%
    Wide Bay Australia, Ltd.                         89,119      417,144       0.0%
*   Wollongong Coal, Ltd.                           119,865        1,736       0.0%
#   Wotif.com Holdings, Ltd.                        769,418    2,057,679       0.1%
                                                            ------------      ----
TOTAL AUSTRALIA                                              765,879,800      52.7%
                                                            ------------      ----
BERMUDA -- (0.0%)
*   Poly Capital Holdings, Ltd.                   1,442,500       26,808       0.0%
                                                            ------------      ----
CHINA -- (0.2%)
*   Goldin Properties Holdings, Ltd.              3,044,000    1,851,070       0.1%
    Hopewell Highway Infrastructure, Ltd.           147,075       71,129       0.0%
*   Superb Summit International Group, Ltd.       1,582,600      341,013       0.0%
*   Technovator International, Ltd.               1,228,000      547,243       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                         ---------- ---------- ---------------
CHINA -- (Continued)
    Zhuhai Holdings Investment Group, Ltd.                1,618,000 $  308,881       0.0%
                                                                    ----------       ---
TOTAL CHINA                                                          3,119,336       0.2%
                                                                    ----------       ---
HONG KONG -- (20.7%)
    Aeon Credit Service Asia Co., Ltd.                      580,000    474,137       0.0%
    Aeon Stores Hong Kong Co., Ltd.                         248,000    310,234       0.0%
    Alco Holdings, Ltd.                                   1,426,000    310,733       0.0%
    Allan International Holdings                            720,000    202,959       0.0%
    Allied Group, Ltd.                                      683,200  2,801,510       0.2%
    Allied Properties HK, Ltd.                           12,297,857  2,362,172       0.2%
*   Anxian Yuan China Holdings, Ltd.                      3,100,000     64,372       0.0%
*   Apac Resources, Ltd.                                 11,438,000    286,462       0.0%
    APT Satellite Holdings, Ltd.                          1,979,500  2,897,516       0.2%
    Arts Optical International Hldgs                        730,000    324,749       0.0%
    Asia Financial Holdings, Ltd.                         2,474,908  1,024,167       0.1%
    Asia Satellite Telecommunications Holdings, Ltd.        962,000  3,350,909       0.2%
    Asia Standard Hotel Group, Ltd.                      11,777,218  1,702,453       0.1%
    Asia Standard International Group, Ltd.              13,425,937  3,274,570       0.2%
#   ASM Pacific Technology, Ltd.                              5,600     61,711       0.0%
    Associated International Hotels, Ltd.                   980,000  2,874,407       0.2%
    Aupu Group Holding Co., Ltd.                          3,132,000    524,901       0.0%
*   Bel Global Resources Holdings, Ltd.                   2,576,000         --       0.0%
#   Bonjour Holdings, Ltd.                               12,960,600  1,623,588       0.1%
    Bossini International Hldg                            3,807,500    373,233       0.0%
#*  Brightoil Petroleum Holdings, Ltd.                    9,674,000  3,067,527       0.2%
#*  Brockman Mining, Ltd.                                23,482,814  1,014,532       0.1%
*   Burwill Holdings, Ltd.                               26,622,960    980,334       0.1%
#   Cafe de Coral Holdings, Ltd.                          1,902,000  6,819,682       0.5%
    CEC International Holdings, Ltd.                        362,000    130,417       0.0%
    Century City International Holdings, Ltd.             6,419,460    471,909       0.0%
    Champion Technology Holdings, Ltd.                   15,193,089    335,938       0.0%
    Chen Hsong Holdings                                   1,212,000    348,363       0.0%
    Cheuk Nang Holdings, Ltd.                               601,503    528,367       0.0%
*   Cheung Wo International Holdings, Ltd.                  690,000     48,936       0.0%
    Chevalier International Holdings, Ltd.                  786,834  1,275,001       0.1%
*   China Billion Resources, Ltd.                         4,876,000         --       0.0%
#*  China Daye Non-Ferrous Metals Mining, Ltd.           14,889,837    319,251       0.0%
*   China Digicontent Co., Ltd.                           2,710,000         --       0.0%
#*  China Dynamics Holdings, Ltd.                           500,000     63,939       0.0%
    China Electronics Corp. Holdings Co., Ltd.            5,310,250  1,678,616       0.1%
*   China Energy Development Holdings, Ltd.              49,002,000  1,460,023       0.1%
*   China Environmental Investment Holdings, Ltd.         1,630,000     75,716       0.0%
    China Financial Services Holdings, Ltd.                 954,000     55,997       0.0%
*   China Flavors & Fragrances Co., Ltd.                    156,137     23,377       0.0%
*   China Infrastructure Investment, Ltd.                 7,776,000    165,210       0.0%
    China Metal International Holdings, Inc.              2,748,000    974,143       0.1%
#   China Motor Bus Co., Ltd.                                50,000    612,179       0.1%
*   China Nuclear Industry 23 International Corp., Ltd.      90,000     12,296       0.0%
*   China Renji Medical Group, Ltd.                       1,006,350     44,153       0.0%
*   China Solar Energy Holdings, Ltd.                     1,669,500      7,266       0.0%
*   China Star Entertainment, Ltd.                       47,600,000    724,371       0.1%
*   China Strategic Holdings, Ltd.                       12,585,000    245,316       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                             PERCENTAGE
                                                     SHARES      VALUE++   OF NET ASSETS**
                                                   ----------- ----------- ---------------
HONG KONG -- (Continued)
    China Ting Group Holdings, Ltd.                  2,443,151 $   127,489       0.0%
*   China Tycoon Beverage Holdings, Ltd.             2,732,000      98,671       0.0%
    China-Hongkong Photo Products Holdings, Ltd.     1,967,000     129,424       0.0%
    Chinney Investments, Ltd.                        1,144,000     191,717       0.0%
    Chong Hing Bank, Ltd.                               12,127      26,881       0.0%
#   Chow Sang Sang Holdings International, Ltd.      2,253,000   5,575,731       0.4%
    Chu Kong Shipping Enterprise Group Co., Ltd.     2,514,000     625,885       0.1%
    Chuang's China Investments, Ltd.                 3,700,938     238,391       0.0%
    Chuang's Consortium International, Ltd.          6,030,730     738,621       0.1%
    Chun Wo Development Holdings, Ltd.               1,852,926     284,445       0.0%
#   CITIC Telecom International Holdings, Ltd.      10,730,125   4,290,816       0.3%
    CK Life Sciences International Holdings, Inc.   21,170,000   2,238,086       0.2%
    CNT Group, Ltd.                                  8,315,264     434,868       0.0%
*   COL Capital, Ltd.                                2,209,840     733,773       0.1%
    Convenience Retail Asia, Ltd.                       42,000      28,016       0.0%
*   CP Lotus Corp.                                  11,420,000     272,238       0.0%
#   Cross-Harbour Holdings, Ltd. (The)                 691,520     638,971       0.1%
    CSI Properties, Ltd.                            36,316,383   1,570,313       0.1%
*   CST Mining Group, Ltd.                         104,160,000     577,133       0.0%
    Cw Group Holdings, Ltd.                          1,936,000     720,816       0.1%
    Dah Sing Banking Group, Ltd.                     3,434,316   6,239,910       0.4%
    Dah Sing Financial Holdings, Ltd.                1,208,544   7,525,263       0.5%
*   Dan Form Holdings Co., Ltd.                      3,668,260     364,325       0.0%
    Dickson Concepts International, Ltd.             1,258,000     659,333       0.1%
*   Dingyi Group Investment, Ltd.                    3,797,500     242,389       0.0%
    Dorsett Hospitality International, Ltd.          4,765,200     841,710       0.1%
    Eagle Nice International Holdings, Ltd.          1,116,000     215,951       0.0%
    EcoGreen Fine Chemicals Group, Ltd.              1,202,000     355,940       0.0%
*   EganaGoldpfeil Holdings, Ltd.                    4,121,757          --       0.0%
    Emperor Capital Group, Ltd.                      1,962,000     103,843       0.0%
#   Emperor Entertainment Hotel, Ltd.                4,440,000   1,334,003       0.1%
#   Emperor International Holdings, Ltd.             8,186,753   1,785,067       0.1%
    Emperor Watch & Jewellery, Ltd.                 26,410,000   1,209,643       0.1%
*   ENM Holdings, Ltd.                              15,112,000     907,655       0.1%
*   Enviro Energy International Holdings, Ltd.       3,906,000      62,692       0.0%
*   EPI Holdings, Ltd.                               5,109,927     114,685       0.0%
#   Esprit Holdings, Ltd.                           13,739,550  17,211,169       1.2%
*   eSun Holdings, Ltd.                              4,472,000     496,175       0.0%
*   Ezcom Holdings, Ltd.                                72,576          --       0.0%
    Fairwood Holdings, Ltd.                            629,600   1,418,995       0.1%
    Far East Consortium International, Ltd.          6,386,772   2,373,144       0.2%
*   FIH Mobile, Ltd.                                   121,000      64,463       0.0%
    Fountain SET Holdings, Ltd.                      4,898,000     568,322       0.0%
    Four Seas Mercantile Holdings, Ltd.                628,000     367,653       0.0%
*   Frontier Services Group, Ltd.                      823,000     155,970       0.0%
    Fujikon Industrial Holdings, Ltd.                  736,000     148,077       0.0%
#   Future Bright Holdings, Ltd.                     3,270,000   1,253,146       0.1%
*   G-Resources Group, Ltd.                        147,663,600   3,609,548       0.3%
*   GCL New Energy Holdings, Ltd.                    1,412,000     958,025       0.1%
    Get Nice Holdings, Ltd.                         25,144,000   1,150,668       0.1%
#   Giordano International, Ltd.                     9,320,000   4,747,979       0.3%
*   Global Brands Group Holding, Ltd.                9,172,000   2,020,876       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
HONG KONG -- (Continued)
    Glorious Sun Enterprises, Ltd.                          2,702,000 $   588,690       0.0%
    Gold Peak Industries Holding, Ltd.                      3,118,642     289,239       0.0%
    Golden Resources Development International, Ltd.        3,330,500     197,378       0.0%
*   Good Fellow Resources Holdings, Ltd.                      440,000      28,386       0.0%
*   Grande Holdings, Ltd. (The)                               882,000       8,757       0.0%
    Great Eagle Holdings, Ltd.                                 72,627     244,469       0.0%
    Guangnan Holdings, Ltd.                                 2,433,600     398,656       0.0%
#   Guotai Junan International Holdings, Ltd.               4,251,599   2,969,833       0.2%
#   Haitong International Securities Group, Ltd.            4,089,968   2,435,781       0.2%
*   Hao Tian Development Group, Ltd.                        6,648,000     428,642       0.0%
    Harbour Centre Development, Ltd.                          963,500   1,752,534       0.1%
*   Heng Fai Enterprises, Ltd.                                440,000      19,026       0.0%
    High Fashion International, Ltd.                          268,000     103,011       0.0%
    HKR International, Ltd.                                 5,934,336   2,868,541       0.2%
    Hon Kwok Land Investment Co., Ltd.                        314,800     109,663       0.0%
*   Hong Fok Land, Ltd.                                     1,210,000          --       0.0%
#   Hong Kong Aircraft Engineering Co., Ltd.                   88,400     971,267       0.1%
    Hong Kong Ferry Holdings Co., Ltd.                        838,300     959,780       0.1%
*   Hong Kong Television Network, Ltd.                      2,401,751     957,169       0.1%
    Hongkong & Shanghai Hotels (The)                        1,300,055   2,058,724       0.2%
#   Hongkong Chinese, Ltd.                                  5,186,000   1,225,004       0.1%
    Hop Hing Group Holdings, Ltd.                           1,292,000      28,785       0.0%
    Hopewell Holdings, Ltd.                                 2,973,000  10,569,755       0.7%
#   Hsin Chong Construction Group, Ltd.                     6,085,658     753,326       0.1%
    Hung Hing Printing Group, Ltd.                          2,706,000     394,433       0.0%
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.  10,930,000   4,356,435       0.3%
*   I-CABLE Communications, Ltd.                            2,343,000     211,706       0.0%
*   Imagi International Holdings, Ltd.                     53,944,000   1,571,789       0.1%
*   Integrated Waste Solutions Group Holdings, Ltd.         4,000,000     242,677       0.0%
*   International Standard Resources Holdings, Ltd.        15,176,250     870,981       0.1%
    iOne Holdings, Ltd.                                     5,280,000     187,292       0.0%
    IPE Group, Ltd.                                         3,230,000     299,828       0.0%
*   IRC, Ltd.                                               7,336,000     567,950       0.0%
    IT, Ltd.                                                4,034,532   1,211,779       0.1%
    ITC Corp., Ltd.                                           947,396      73,348       0.0%
    ITC Properties Group, Ltd.                              4,035,162   2,031,025       0.1%
*   Jinhui Holdings Co., Ltd.                                 121,000      21,688       0.0%
    Johnson Electric Holdings, Ltd.                         1,689,750   5,720,315       0.4%
#   K Wah International Holdings, Ltd.                      8,182,877   5,132,709       0.4%
    Ka Shui International Holdings, Ltd.                      550,000      93,169       0.0%
    Kam Hing International Holdings, Ltd.                   1,830,000     136,965       0.0%
    Kantone Holdings, Ltd.                                 10,123,647     125,070       0.0%
#   Keck Seng Investments                                     904,600     804,197       0.1%
*   King Pacific International Holdings, Ltd.               1,404,200          --       0.0%
*   King Stone Energy Group, Ltd.                           3,144,000     100,989       0.0%
    Kingmaker Footwear Holdings, Ltd.                       1,532,955     256,761       0.0%
    Kingston Financial Group, Ltd.                         18,773,000   2,227,316       0.2%
*   Ko Yo Chemical Group, Ltd.                              3,160,000     774,828       0.1%
    Kowloon Development Co., Ltd.                           2,471,000   2,953,899       0.2%
#   L'Occitane International SA                               587,750   1,387,809       0.1%
*   Lai Sun Development Co., Ltd.                          79,047,466   2,027,215       0.1%
*   Lai Sun Garment International, Ltd.                     3,419,680     512,168       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                            ---------- ---------- ---------------
HONG KONG -- (Continued)
    Lam Soon Hong Kong, Ltd.                                   302,310 $  269,450       0.0%
*   Landsea Green Properties Co., Ltd.                         812,000     70,198       0.0%
*   Leading Spirit High-Tech Holdings Co., Ltd.              2,310,000         --       0.0%
    Lee's Pharmaceutical Holdings, Ltd.                        621,000    852,007       0.1%
    Lerado Group Holding Co., Ltd.                           2,674,000    403,476       0.0%
#   Lifestyle International Holdings, Ltd.                   1,084,000  2,048,216       0.1%
    Lippo China Resources, Ltd.                             21,222,000    985,579       0.1%
    Lippo, Ltd.                                              1,195,700    711,501       0.1%
*   Lisi Group Holdings, Ltd.                                3,418,000    196,047       0.0%
#   Liu Chong Hing Investment, Ltd.                          1,193,200  1,509,273       0.1%
    Luen Thai Holdings, Ltd.                                 1,207,000    246,099       0.0%
#   Luk Fook Holdings International, Ltd.                    2,792,000  8,306,888       0.6%
    Luks Group Vietnam Holdings Co., Ltd.                      482,913    130,753       0.0%
    Lung Kee Bermuda Holdings                                1,613,875    486,332       0.0%
    Magnificent Estates                                     13,558,000    646,743       0.1%
#   Man Wah Holdings, Ltd.                                   2,817,200  4,207,795       0.3%
    Man Yue Technology Holdings, Ltd.                        1,104,000    247,286       0.0%
    Matrix Holdings, Ltd.                                    1,067,414    319,452       0.0%
*   Mei Ah Entertainment Group, Ltd.                        21,460,000  1,909,585       0.1%
    Melbourne Enterprises, Ltd.                                 40,500    722,643       0.1%
    Melco International Development, Ltd.                    3,620,000  9,838,366       0.7%
#*  Midland Holdings, Ltd.                                   5,334,000  2,621,915       0.2%
    Ming Fai International Holdings, Ltd.                    1,765,000    182,183       0.0%
*   Ming Fung Jewellery Group, Ltd.                         21,315,000    236,676       0.0%
#   Miramar Hotel & Investment                                 870,000  1,098,424       0.1%
*   Mongolia Energy Corp., Ltd.                              7,571,000    166,024       0.0%
#*  Mongolian Mining Corp.                                  10,236,000    924,501       0.1%
#   NagaCorp, Ltd.                                           7,114,000  5,981,922       0.4%
    Nanyang Holdings, Ltd.                                     137,500    695,340       0.1%
    National Electronic Hldgs                                2,498,000    319,012       0.0%
    Natural Beauty Bio-Technology, Ltd.                      4,040,000    333,355       0.0%
*   Neo-Neon Holdings, Ltd.                                  2,863,500    461,340       0.0%
*   Neptune Group, Ltd.                                     22,260,000    505,486       0.0%
    New Century Group Hong Kong, Ltd.                       13,351,464    248,126       0.0%
*   New Times Energy Corp., Ltd.                             1,297,600     61,118       0.0%
#   Newocean Energy Holdings, Ltd.                           7,470,000  3,518,960       0.3%
    Next Media, Ltd.                                         4,421,183    422,261       0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.   8,749,706    689,069       0.1%
    Orient Overseas International, Ltd.                      1,023,000  5,801,896       0.4%
*   Orient Power Holdings, Ltd.                                804,000         --       0.0%
#   Oriental Watch Holdings                                  3,160,800    706,046       0.1%
    Pacific Andes International Holdings, Ltd.              13,075,378    548,091       0.0%
#   Pacific Basin Shipping, Ltd.                            12,866,000  6,158,293       0.4%
#   Pacific Textiles Holdings, Ltd.                          4,208,000  5,663,584       0.4%
    Paliburg Holdings, Ltd.                                  3,152,830  1,032,746       0.1%
*   Pan Asia Environmental Protection Group, Ltd.               80,000     17,063       0.0%
#   Paradise Entertainment, Ltd.                             3,464,000  1,433,930       0.1%
    PCCW, Ltd.                                               8,022,879  5,110,624       0.4%
#*  Peace Mark Holdings, Ltd.                                2,712,022         --       0.0%
*   Pearl Oriental Oil, Ltd.                                11,918,400    336,850       0.0%
    Pegasus International Holdings, Ltd.                       226,000     32,645       0.0%
    Perfect Shape PRC Holdings, Ltd.                           912,000    175,301       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                      ---------- ---------- ---------------
HONG KONG -- (Continued)
#   Pico Far East Holdings, Ltd.                       4,928,000 $1,220,412       0.1%
*   Ping Shan Tea Group, Ltd.                          2,633,325     24,784       0.0%
    Playmates Holdings, Ltd.                             696,000    745,499       0.1%
#   Playmates Toys, Ltd.                               4,716,000  1,089,521       0.1%
    PNG Resources Holdings, Ltd.                       3,780,236    160,858       0.0%
    Pokfulam Development Co.                             234,000    371,196       0.0%
#   Polytec Asset Holdings, Ltd.                      11,363,526  1,658,058       0.1%
#   Public Financial Holdings, Ltd.                    3,194,000  1,525,349       0.1%
    PYI Corp., Ltd.                                   24,859,973    560,254       0.0%
*   Pyxis Group, Ltd.                                  1,936,000      7,989       0.0%
    Raymond Industrial, Ltd.                              30,400      3,999       0.0%
#   Regal Hotels International Holdings, Ltd.          2,937,800  1,791,652       0.1%
*   Richfield Group Holdings, Ltd.                     9,672,000    349,137       0.0%
    Rivera Holdings, Ltd.                              5,710,000    276,152       0.0%
#   SA SA International Holdings, Ltd.                 8,892,000  6,147,575       0.4%
    Safety Godown Co., Ltd.                              398,000    647,741       0.1%
#*  Sandmartin International Holdings, Ltd.               84,000      4,877       0.0%
    SAS Dragon Hldg, Ltd.                              2,132,000    657,365       0.1%
#   SEA Holdings, Ltd.                                 1,158,000    752,110       0.1%
    Shenyin Wanguo HK, Ltd.                            2,377,500  1,362,959       0.1%
*   Shougang Concord Technology Holdings               9,261,809    346,104       0.0%
*   Shun Ho Technology Holdings, Ltd.                  1,037,452    259,901       0.0%
    Shun Tak Holdings, Ltd.                           11,515,419  5,866,904       0.4%
*   Silver base Group Holdings, Ltd.                   4,796,677    600,574       0.0%
    Simsen International Corp., Ltd.                     307,000     66,505       0.0%
*   Sing Pao Media Enterprises, Ltd.                     250,511         --       0.0%
    Sing Tao News Corp., Ltd.                          1,974,000    280,244       0.0%
    Singamas Container Holdings, Ltd.                 11,094,000  1,903,613       0.1%
*   Sino Distillery Group, Ltd.                          148,000     11,072       0.0%
*   Sinocan Holdings, Ltd.                               350,000         --       0.0%
    SIS International Holdings                            34,000     16,609       0.0%
    Sitoy Group Holdings, Ltd.                           739,000    609,576       0.1%
#   SmarTone Telecommunications Holdings, Ltd.         3,463,000  4,476,122       0.3%
#*  SOCAM Development, Ltd.                            1,716,771  1,427,865       0.1%
*   Solomon Systech International, Ltd.                8,590,000    421,342       0.0%
    Soundwill Holdings, Ltd.                             420,000    666,582       0.1%
*   South China China, Ltd.                            6,744,000    635,103       0.1%
*   South China Land, Ltd.                            14,119,170    216,710       0.0%
    Stella International Holdings, Ltd.                  811,500  2,328,204       0.2%
    Stelux Holdings International, Ltd.                3,100,400    687,732       0.1%
*   Success Universe Group, Ltd.                       6,716,000    238,457       0.0%
    Sun Hing Vision Group Holdings, Ltd.                 358,000    120,898       0.0%
#   Sun Hung Kai & Co., Ltd.                           4,220,429  3,137,192       0.2%
*   Symphony Holdings, Ltd.                              260,000     22,139       0.0%
#   TAI Cheung Holdings, Ltd.                          2,019,000  1,664,258       0.1%
    Tai Sang Land Development, Ltd.                      804,910    375,261       0.0%
*   Talent Property Group, Ltd.                          831,420      8,790       0.0%
#   Tan Chong International, Ltd.                      1,212,000    450,395       0.0%
#   Tao Heung Holdings, Ltd.                             517,000    272,577       0.0%
*   Taung Gold International, Ltd.                    14,590,000    391,480       0.0%
    Television Broadcasts, Ltd.                        1,216,600  6,637,477       0.5%
*   Termbray Industries International Holdings, Ltd.   2,304,900    237,824       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                            ---------- ------------ ---------------
HONG KONG -- (Continued)
    Tern Properties Co., Ltd.                                   51,200 $     31,880       0.0%
    Texwinca Holdings, Ltd.                                  4,550,000    3,993,158       0.3%
    Tian Teck Land, Ltd.                                     1,054,000    1,207,727       0.1%
*   Titan Petrochemicals Group, Ltd.                        13,140,000        4,236       0.0%
#   Tradelink Electronic Commerce, Ltd.                      4,782,000    1,055,877       0.1%
    Transport International Holdings, Ltd.                   1,009,341    1,848,398       0.1%
#   Trinity, Ltd.                                            7,712,000    1,851,576       0.1%
    Tristate Holdings, Ltd.                                    188,000       72,646       0.0%
#*  TSC Group Holdings, Ltd.                                 3,246,000    1,196,922       0.1%
#*  United Laboratories International Holdings, Ltd. (The)   4,332,000    3,345,592       0.2%
*   Universal Technologies Holdings, Ltd.                    7,630,000      462,435       0.0%
*   Universe International Holdings, Ltd.                    3,475,000       51,998       0.0%
*   Up Energy Development Group, Ltd.                        3,205,000      355,538       0.0%
*   Value Convergence Holdings, Ltd.                         1,756,000      258,411       0.0%
    Value Partners Group, Ltd.                               5,555,000    4,186,499       0.3%
    Van Shung Chong Holdings, Ltd.                             789,335      124,344       0.0%
    Vanke Property Overseas, Ltd.                               13,000       11,965       0.0%
    Varitronix International, Ltd.                           2,055,293    1,712,588       0.1%
*   Vedan International Holdings, Ltd.                       3,272,000      181,521       0.0%
    Victory City International Holdings, Ltd.                6,874,229      984,224       0.1%
#   Vitasoy International Holdings, Ltd.                     4,655,000    6,413,162       0.4%
    VST Holdings, Ltd.                                       5,049,600    1,743,558       0.1%
#   VTech Holdings, Ltd.                                       358,600    4,481,383       0.3%
    Wai Kee Holdings, Ltd.                                   7,864,738    2,234,448       0.2%
*   Willie International Holdings, Ltd.                        750,000      231,961       0.0%
    Win Hanverky Holdings, Ltd.                              1,812,000      231,388       0.0%
    Wing On Co. International, Ltd.                            781,000    2,267,534       0.2%
#   Wing Tai Properties, Ltd.                                1,957,331    1,274,783       0.1%
    Wong's International Hldgs                                 737,641      247,230       0.0%
    Wong's Kong King International                             120,000       10,524       0.0%
    Xinyi Glass Holdings, Ltd.                              16,212,000    9,536,952       0.7%
#   Xinyi Solar Holdings, Ltd.                              12,292,000    4,160,025       0.3%
    Yangtzekiang Garment, Ltd.                                 606,500      217,308       0.0%
    Yau Lee Holdings, Ltd.                                     534,000      116,479       0.0%
    Yeebo International Hldg                                   572,000       97,437       0.0%
    YGM Trading, Ltd.                                          460,000      977,627       0.1%
    YT Realty Group, Ltd.                                      749,000      236,171       0.0%
    Yugang International, Ltd.                              93,492,000    1,364,595       0.1%
                                                                       ------------      ----
TOTAL HONG KONG                                                         380,742,870      26.2%
                                                                       ------------      ----
NEW ZEALAND -- (7.1%)
#*  a2 Milk Co., Ltd.                                          939,177      429,846       0.0%
    Abano Healthcare Group, Ltd.                                30,274      162,273       0.0%
#   Air New Zealand, Ltd.                                    3,701,492    5,859,766       0.4%
    Auckland International Airport, Ltd.                       319,815      966,860       0.1%
#*  Bathurst Resources, Ltd.                                 1,666,560       45,511       0.0%
    Briscoe Group, Ltd.                                          2,235        4,962       0.0%
    Cavalier Corp., Ltd.                                       283,674      204,101       0.0%
    CDL Investments New Zealand, Ltd.                          111,311       46,539       0.0%
    Chorus, Ltd.                                             1,980,567    3,285,619       0.2%
    Colonial Motor Co., Ltd. (The)                             148,846      699,496       0.1%
    Contact Energy, Ltd.                                       518,419    2,514,957       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                              PERCENTAGE
                                                      SHARES     VALUE++    OF NET ASSETS**
                                                     --------- ------------ ---------------
NEW ZEALAND -- (Continued)
*   Diligent Board Member Services, Inc.                82,102 $    306,281       0.0%
#   Ebos Group, Ltd.                                   442,465    3,318,649       0.2%
#   Fisher & Paykel Healthcare Corp., Ltd.           4,076,344   17,813,660       1.2%
    Freightways, Ltd.                                  923,797    4,125,460       0.3%
#   Hallenstein Glasson Holdings, Ltd.                 245,661      630,463       0.1%
    Heartland New Zealand, Ltd.                        185,677      145,254       0.0%
#   Hellaby Holdings, Ltd.                             395,759      920,446       0.1%
#   Infratil, Ltd.                                   3,206,161    7,206,718       0.5%
#   Kathmandu Holdings, Ltd.                           570,466    1,411,673       0.1%
#   Mainfreight, Ltd.                                  537,457    6,676,357       0.5%
    Marsden Maritime Holdings, Ltd.                     78,705      167,458       0.0%
    Methven, Ltd.                                       93,877       80,702       0.0%
#   Metlifecare, Ltd.                                  486,052    1,638,891       0.1%
#   Michael Hill International, Ltd.                 1,534,152    1,591,067       0.1%
    Millennium & Copthorne Hotels New Zealand, Ltd.    418,978      413,602       0.0%
    New Zealand Oil & Gas, Ltd.                      2,074,737    1,196,049       0.1%
#   New Zealand Refining Co., Ltd. (The)               591,259      783,132       0.1%
    Nuplex Industries, Ltd.                          1,288,685    3,179,504       0.2%
#   NZX, Ltd.                                          980,309      912,415       0.1%
#   Opus International Consultants, Ltd.                12,925       15,151       0.0%
#*  Pacific Edge, Ltd.                                 418,982      296,322       0.0%
    PGG Wrightson, Ltd.                                980,136      349,263       0.0%
*   Pike River Coal, Ltd.                              490,805           --       0.0%
#   Port of Tauranga, Ltd.                             528,322    6,752,298       0.5%
*   Pumpkin Patch, Ltd.                                606,913      174,012       0.0%
#   Restaurant Brands New Zealand, Ltd.                472,937    1,353,474       0.1%
    Richina Pacific, Ltd.                              274,180       14,426       0.0%
*   Rubicon, Ltd.                                    1,485,105      396,491       0.0%
#   Ryman Healthcare, Ltd.                           2,312,512   13,691,535       0.9%
#   Sanford, Ltd.                                      393,618    1,552,647       0.1%
    Scott Technology, Ltd.                              38,136       44,613       0.0%
#   Skellerup Holdings, Ltd.                           524,995      595,842       0.0%
#   Sky Network Television, Ltd.                     2,017,881   10,019,430       0.7%
#   SKYCITY Entertainment Group, Ltd.                4,308,638   13,173,223       0.9%
    Spark New Zealand, Ltd.                            440,138    1,086,174       0.1%
    Steel & Tube Holdings, Ltd.                        442,635    1,033,969       0.1%
    Summerset Group Holdings, Ltd.                     313,560      668,523       0.1%
    Tourism Holdings, Ltd.                             274,867      313,136       0.0%
#   Tower, Ltd.                                        845,650    1,303,077       0.1%
#   Trade Me Group, Ltd.                             1,396,707    4,289,179       0.3%
#   TrustPower, Ltd.                                    70,059      409,979       0.0%
#   Vector, Ltd.                                     1,303,116    2,785,282       0.2%
#   Warehouse Group, Ltd. (The)                        708,230    1,715,526       0.1%
#*  Xero, Ltd.                                         146,019    1,811,183       0.1%
                                                               ------------       ---
TOTAL NEW ZEALAND                                               130,582,466       9.0%
                                                               ------------       ---
SINGAPORE -- (9.1%)
*   Abterra, Ltd.                                      531,800      310,337       0.0%
    Amara Holdings, Ltd.                               950,000      385,298       0.0%
#   Amtek Engineering, Ltd.                          1,353,000      636,889       0.1%
    ASL Marine Holdings, Ltd.                          816,600      379,074       0.0%
    Aspial Corp., Ltd.                                  72,959       23,609       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                              ---------- ---------- ---------------
SINGAPORE -- (Continued)
#*  Ausgroup, Ltd.                             3,653,000 $1,005,034       0.1%
#   Baker Technology, Ltd.                     1,272,000    262,599       0.0%
#   Banyan Tree Holdings, Ltd.                 1,053,000    508,094       0.0%
#*  Biosensors International Group, Ltd.       6,598,237  3,209,074       0.2%
    Bonvests Holdings, Ltd.                      978,000  1,044,587       0.1%
    Boustead Singapore, Ltd.                   1,686,261  2,412,441       0.2%
    Breadtalk Group, Ltd.                        907,800    929,867       0.1%
*   Broadway Industrial Group, Ltd.            1,557,200    244,065       0.0%
    Bukit Sembawang Estates, Ltd.                614,003  2,538,319       0.2%
    Bund Center Investment, Ltd.               2,717,000    419,102       0.0%
#   Centurion Corp., Ltd.                        681,000    286,227       0.0%
    CH Offshore, Ltd.                          1,642,400    617,473       0.1%
#   China Aviation Oil Singapore Corp., Ltd.   1,586,399    914,108       0.1%
#   China Merchants Holdings Pacific, Ltd.       841,000    589,924       0.0%
    Chip Eng Seng Corp., Ltd.                  3,546,800  2,428,662       0.2%
    Chuan Hup Holdings, Ltd.                   3,967,000    909,236       0.1%
#   Cityspring Infrastructure Trust            1,498,000    595,307       0.0%
#   Cosco Corp. Singapore, Ltd.                7,006,000  3,247,759       0.2%
    Creative Technology, Ltd.                    272,200    436,844       0.0%
    CSC Holdings, Ltd.                         2,495,000    133,622       0.0%
    CSE Global, Ltd.                           3,382,000  1,776,862       0.1%
    CWT, Ltd.                                  1,422,700  1,789,490       0.1%
    Datapulse Technology, Ltd.                    89,000      9,295       0.0%
#*  Del Monte Pacific, Ltd.                      848,000    363,177       0.0%
*   Delong Holdings, Ltd.                      1,361,000    216,703       0.0%
    DMX Technologies Group, Ltd.               2,096,000    261,497       0.0%
#   Dyna-Mac Holdings, Ltd.                    2,259,000    678,041       0.1%
#   Elec & Eltek International Co., Ltd.         147,000    212,344       0.0%
    Ellipsiz, Ltd.                               123,000      9,409       0.0%
    EnGro Corp., Ltd.                            354,000    325,195       0.0%
    Eu Yan Sang International, Ltd.              809,800    475,946       0.0%
*   euNetworks Group, Ltd.                         8,220      4,231       0.0%
#   Ezion Holdings, Ltd.                         689,760    812,255       0.1%
#   Ezra Holdings, Ltd.                        5,619,000  3,570,416       0.3%
    Falcon Energy Group, Ltd.                  2,068,000    483,363       0.0%
    Far East Orchard, Ltd.                     1,106,685  1,495,041       0.1%
*   First Sponsor Group, Ltd.                    453,661    423,752       0.0%
    FJ Benjamin Holdings, Ltd.                 1,305,000    176,194       0.0%
    Food Empire Holdings, Ltd.                 1,256,400    346,005       0.0%
#*  Forterra Trust                                98,000    122,030       0.0%
#   Fragrance Group, Ltd.                      6,256,000  1,045,814       0.1%
#*  Gallant Venture, Ltd.                      5,073,000    967,242       0.1%
#*  Geo Energy Resources, Ltd.                   432,000     79,060       0.0%
    GK Goh Holdings, Ltd.                      1,458,000    981,591       0.1%
    Global Premium Hotels, Ltd.                  559,480    152,229       0.0%
*   Global Yellow Pages, Ltd.                    747,500     25,587       0.0%
#   GMG Global, Ltd.                          18,410,000    890,923       0.1%
    GP Batteries International, Ltd.             235,000    137,901       0.0%
    GP Industries, Ltd.                        2,643,209  1,130,582       0.1%
    GuocoLand, Ltd.                              399,314    592,963       0.0%
#   GuocoLeisure, Ltd.                         3,364,000  2,411,150       0.2%
*   Hanwell Holdings, Ltd.                     1,823,419    404,100       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                      ---------- ---------- ---------------
SINGAPORE -- (Continued)
*   Healthway Medical Corp., Ltd.                      8,556,776 $  312,765       0.0%
    HG Metal Manufacturing, Ltd.                       1,768,000    100,227       0.0%
    Hi-P International, Ltd.                           1,309,000    662,512       0.1%
    Hiap Hoe, Ltd.                                       353,000    226,610       0.0%
    Hiap Seng Engineering, Ltd.                          612,000     90,100       0.0%
*   HLH Group, Ltd.                                    8,364,000     71,732       0.0%
    Ho Bee Land, Ltd.                                  1,652,000  2,563,244       0.2%
#   Hong Fok Corp., Ltd.                               3,323,640  2,302,827       0.2%
    Hong Leong Asia, Ltd.                                711,000    763,178       0.1%
    Hotel Grand Central, Ltd.                          1,394,187  1,432,714       0.1%
    Hour Glass, Ltd. (The)                               622,744    895,739       0.1%
    HTL International Holdings, Ltd.                   1,063,843    225,304       0.0%
    HupSteel, Ltd.                                     1,572,875    251,419       0.0%
#   Hwa Hong Corp., Ltd.                               2,186,000    553,749       0.0%
#   Hyflux, Ltd.                                       3,258,500  2,563,856       0.2%
    Indofood Agri Resources, Ltd.                      3,468,000  2,256,411       0.2%
#   InnoTek, Ltd.                                        950,000    203,665       0.0%
    Innovalues, Ltd.                                     190,000     61,395       0.0%
#*  International Healthway Corp., Ltd.                  594,656    124,942       0.0%
#*  Interra Resources, Ltd.                              396,000     66,245       0.0%
    IPC Corp., Ltd.                                    4,265,000    488,916       0.0%
#   ISDN Holdings, Ltd.                                  293,000     71,992       0.0%
    Isetan Singapore, Ltd.                               122,500    443,803       0.0%
#*  Jiutian Chemical Group, Ltd.                      10,128,000    439,067       0.0%
#*  Jurong Technologies Industrial Corp., Ltd.         2,227,680         --       0.0%
    k1 Ventures, Ltd.                                  5,098,500    814,034       0.1%
    Keppel Infrastructure Trust                        1,367,000  1,117,748       0.1%
#   Keppel Telecommunications & Transportation, Ltd.   1,409,600  1,899,434       0.1%
    Koh Brothers Group, Ltd.                           1,432,000    345,904       0.0%
#   KSH Holdings, Ltd.                                    52,000     21,460       0.0%
#   LCD Global Investments, Ltd.                       3,569,504    848,001       0.1%
    Lee Kim Tah Holdings, Ltd.                         1,600,000  1,349,959       0.1%
*   Li Heng Chemical Fibre Technologies, Ltd.          2,053,000    165,550       0.0%
    Lian Beng Group, Ltd.                              2,304,000  1,238,267       0.1%
#*  Linc Energy, Ltd.                                  1,982,517  1,599,893       0.1%
#*  LionGold Corp., Ltd.                               2,818,000     59,352       0.0%
    Low Keng Huat Singapore, Ltd.                        916,000    465,996       0.0%
    Lum Chang Holdings, Ltd.                           1,094,030    319,492       0.0%
    M1, Ltd.                                             566,000  1,537,492       0.1%
    Marco Polo Marine, Ltd.                              963,000    247,694       0.0%
    mDR, Ltd.                                          3,997,000     17,112       0.0%
*   Mercator Lines Singapore, Ltd.                       555,000     29,866       0.0%
#   Mermaid Maritime PCL                               1,615,000    441,555       0.0%
    Metro Holdings, Ltd.                               2,085,792  1,422,297       0.1%
    Mewah International, Inc.                          1,183,000    345,120       0.0%
#   Midas Holdings, Ltd.                               8,177,000  2,069,862       0.2%
#   Nam Cheong, Ltd.                                   7,126,740  2,192,220       0.2%
    New Toyo International Holdings, Ltd.              1,624,000    329,324       0.0%
    NSL, Ltd.                                            422,000    541,241       0.0%
*   Oceanus Group, Ltd.                               10,711,000    108,211       0.0%
#   OSIM International, Ltd.                           1,689,000  2,446,720       0.2%
#   Otto Marine, Ltd.                                 10,983,500    470,930       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                              ---------- ----------- ---------------
SINGAPORE -- (Continued)
#   OUE Hospitality Trust                        310,500 $   220,007       0.0%
#   OUE, Ltd.                                  1,863,000   3,062,826       0.2%
#   Oxley Holdings, Ltd.                       1,093,000     464,179       0.0%
#   Pan-United Corp., Ltd.                     2,006,000   1,438,372       0.1%
    PEC, Ltd.                                     47,000      19,392       0.0%
    Penguin International, Ltd.                1,437,000     257,841       0.0%
    Petra Foods, Ltd.                            804,000   2,383,037       0.2%
    Popular Holdings, Ltd.                     2,763,650     516,220       0.0%
    QAF, Ltd.                                  1,244,080     984,010       0.1%
#   Raffles Education Corp., Ltd.              4,299,710   1,139,796       0.1%
    Raffles Medical Group, Ltd.                  586,437   1,736,168       0.1%
    Rickmers Maritime                            888,000     203,706       0.0%
    Rotary Engineering, Ltd.                   1,485,600     700,638       0.1%
    Roxy-Pacific Holdings, Ltd.                  297,500     129,957       0.0%
*   S I2I, Ltd.                               12,662,000      44,352       0.0%
    San Teh, Ltd.                                713,087     165,040       0.0%
    SBS Transit, Ltd.                            953,500   1,231,839       0.1%
#   See Hup Seng, Ltd.                         2,372,000     507,184       0.0%
    Sheng Siong Group, Ltd.                    1,506,000     785,459       0.1%
    Sim Lian Group, Ltd.                       2,281,855   1,563,915       0.1%
    Sinarmas Land, Ltd.                        5,864,000   2,785,914       0.2%
    Sing Holdings, Ltd.                        1,134,000     300,160       0.0%
    Sing Investments & Finance, Ltd.             297,675     300,084       0.0%
    Singapore Post, Ltd.                       6,765,120  10,383,577       0.7%
    Singapore Reinsurance Corp., Ltd.          1,514,530     348,098       0.0%
    Singapore Shipping Corp., Ltd.             1,689,000     335,420       0.0%
    Singapura Finance, Ltd.                      174,062     205,258       0.0%
#*  Sino Grandness Food Industry Group, Ltd.   2,157,000     722,164       0.1%
#   SMRT Corp., Ltd.                           2,379,000   2,760,464       0.2%
#   Stamford Land Corp., Ltd.                  3,282,000   1,418,342       0.1%
    Straco Corp., Ltd.                           130,000      72,833       0.0%
    Sunningdale Tech, Ltd.                     3,657,000     564,169       0.0%
#*  SunVic Chemical Holdings, Ltd.             2,038,000     920,258       0.1%
#   Super Group, Ltd.                          2,605,000   2,397,437       0.2%
#   Swiber Holdings, Ltd.                      3,974,000   1,219,919       0.1%
#   Swissco Holdings, Ltd.                       715,500     454,430       0.0%
#   Tat Hong Holdings, Ltd.                    2,072,800   1,267,432       0.1%
    Thakral Corp., Ltd.                        5,601,000     113,498       0.0%
    Tiong Woon Corp. Holding, Ltd.             2,152,250     494,739       0.0%
    Triyards holdings, Ltd.                      348,900     180,245       0.0%
#*  TT International, Ltd.                       673,000      81,701       0.0%
#   Tuan Sing Holdings, Ltd.                   4,139,583   1,404,265       0.1%
#   UMS Holdings, Ltd.                         1,944,000     764,568       0.1%
#   United Engineers, Ltd.                     2,803,028   6,264,906       0.4%
    United Envirotech, Ltd.                    1,355,000   1,546,702       0.1%
    United Overseas Insurance, Ltd.              187,250     669,312       0.1%
#   UOB-Kay Hian Holdings, Ltd.                1,876,435   2,234,954       0.2%
#   UPP Holdings, Ltd.                         3,060,000     610,085       0.0%
#*  Vard Holdings, Ltd.                        4,053,000   2,167,391       0.2%
    Venture Corp., Ltd.                        1,694,000  10,203,641       0.7%
#   Vibrant Group, Ltd.                        9,635,179     796,127       0.1%
    Vicom, Ltd.                                  120,000     551,452       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                              SHARES      VALUE++     OF NET ASSETS**
                                                            ---------- -------------- ---------------
SINGAPORE -- (Continued)
      Wee Hur Holdings, Ltd.                                 2,749,000 $      801,327        0.1%
      Wheelock Properties Singapore, Ltd.                    1,210,000      1,697,989        0.1%
      Wing Tai Holdings, Ltd.                                2,843,567      3,962,049        0.3%
      Yeo Hiap Seng, Ltd.                                      223,731        334,384        0.0%
      YHI International, Ltd.                                1,174,000        214,650        0.0%
#     Yongnam Holdings, Ltd.                                 8,173,000      1,465,707        0.1%
                                                                       --------------      -----
TOTAL SINGAPORE                                                           167,024,674       11.5%
                                                                       --------------      -----
TOTAL COMMON STOCKS                                                     1,447,375,954       99.6%
                                                                       --------------      -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Centrebet International, Ltd. Litigation Rights           81,336             --        0.0%
                                                                       --------------      -----
HONG KONG -- (0.0%)
*     Cheuk Nang Holdings, Ltd. Warrants 11/10/15               12,030          3,165        0.0%
*     China Strategic Holdings, Ltd. Rights 12/04/14         6,292,500         57,609        0.0%
*     Enviro Energy International Holdings Rights 11/07/14   1,953,000         26,442        0.0%
                                                                       --------------      -----
TOTAL HONG KONG                                                                87,216        0.0%
                                                                       --------------      -----
SINGAPORE -- (0.0%)
*     Global Yellow Pages, Ltd. Warrants 06/25/19              448,500          2,095        0.0%
                                                                       --------------      -----
TOTAL RIGHTS/WARRANTS                                                          89,311        0.0%
                                                                       --------------      -----

                                                                          VALUE+
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (21.3%)
(S)@  DFA Short Term Investment Fund                        33,782,209    390,860,156       26.9%
                                                                       --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,833,068,732)                    $1,838,325,421      126.5%
                                                                       ==============      =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
 Australia                     $ 12,261,409 $  753,618,391   --    $  765,879,800
 Bermuda                                 --         26,808   --            26,808
 China                                   --      3,119,336   --         3,119,336
 Hong Kong                        1,079,370    379,663,500   --       380,742,870
 New Zealand                        396,491    130,185,975   --       130,582,466
 Singapore                          485,216    166,539,458   --       167,024,674
Rights/Warrants
 Australia                               --             --   --                --
 Hong Kong                               --         87,216   --            87,216
 Singapore                               --          2,095   --             2,095
Securities Lending Collateral            --    390,860,156   --       390,860,156
                               ------------ --------------   --    --------------
TOTAL                          $14,222,486  $1,824,102,935   --    $1,838,325,421
                               ============ ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
COMMON STOCKS -- (97.3%)
Consumer Discretionary -- (25.2%)
    4imprint Group P.L.C.                       98,614 $ 1,239,671       0.1%
    888 Holdings P.L.C.                        936,528   1,919,920       0.1%
*   Aga Rangemaster Group P.L.C.               453,866   1,061,392       0.1%
    Barratt Developments P.L.C.              3,291,665  22,127,812       1.1%
    Bellway P.L.C.                             652,849  18,313,143       0.9%
    Berkeley Group Holdings P.L.C.             687,947  25,159,106       1.3%
    Betfair Group P.L.C.                       211,783   4,103,926       0.2%
    Bloomsbury Publishing P.L.C.               283,806     728,573       0.0%
    Boot Henry P.L.C.                          432,804   1,336,189       0.1%
    Bovis Homes Group P.L.C.                   875,787  11,827,736       0.6%
#   Bwin.Party Digital Entertainment P.L.C.  2,936,708   4,221,552       0.2%
*   Carpetright P.L.C.                          13,426      66,848       0.0%
#   Centaur Media P.L.C.                       556,967     516,534       0.0%
    Chime Communications P.L.C.                366,879   1,628,122       0.1%
    Cineworld Group P.L.C.                   1,100,456   5,899,333       0.3%
    Connect Group P.L.C.                       998,228   2,814,128       0.1%
    Creston P.L.C.                              22,394      41,398       0.0%
    Daily Mail & General Trust P.L.C.        1,422,483  17,999,359       0.9%
    Darty P.L.C.                             1,297,119   1,576,589       0.1%
    Debenhams P.L.C.                         6,498,732   6,747,374       0.3%
    Dignity P.L.C.                             248,371   6,244,077       0.3%
    Dixons Carphone P.L.C.                   2,319,507  14,728,353       0.7%
    Domino's Pizza Group P.L.C.                764,581   7,788,520       0.4%
    Dunelm Group P.L.C.                        334,499   4,511,879       0.2%
*   Enterprise Inns P.L.C.                   2,687,428   5,505,810       0.3%
#   Euromoney Institutional Investor P.L.C.    295,537   4,978,946       0.3%
*   Findel P.L.C.                              313,743   1,325,205       0.1%
*   Forminster P.L.C.                           43,333          --       0.0%
    Fuller Smith & Turner                      138,471   2,073,617       0.1%
    Future P.L.C.                            1,301,863     165,043       0.0%
#   Games Workshop Group P.L.C.                101,889     894,137       0.0%
    Greene King P.L.C.                       1,421,372  18,273,797       0.9%
    Halfords Group P.L.C.                    1,104,257   8,765,891       0.4%
    Headlam Group P.L.C.                       343,067   2,146,724       0.1%
    Home Retail Group P.L.C.                 4,196,363  12,314,396       0.6%
*   Hornby P.L.C.                              154,220     187,005       0.0%
    Howden Joinery Group P.L.C.              3,423,456  18,783,244       0.9%
    Huntsworth P.L.C.                          971,327     690,829       0.0%
    Inchcape P.L.C.                          2,330,419  25,961,589       1.3%
    Informa P.L.C.                           3,256,622  25,106,456       1.3%
    ITE Group P.L.C.                         1,258,778   3,434,546       0.2%
    J D Wetherspoon P.L.C.                     501,603   6,781,692       0.3%
    JD Sports Fashion P.L.C.                   480,052   3,550,156       0.2%
    John Menzies P.L.C.                        261,134   2,071,635       0.1%
*   Johnston Press P.L.C.                    1,039,980      57,543       0.0%
    Ladbrokes P.L.C.                         4,703,662   8,909,025       0.4%
    Laura Ashley Holdings P.L.C.             1,517,420     672,310       0.0%
    Lookers P.L.C.                           1,870,784   4,160,707       0.2%
    Marston's P.L.C.                         3,122,248   7,540,871       0.4%
*   Mecom Group P.L.C.                         477,516     992,782       0.1%
    Millennium & Copthorne Hotels P.L.C.     1,048,561   9,565,401       0.5%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                       ---------- ------------ ---------------
 Consumer Discretionary -- (Continued)
 *   Mitchells & Butlers P.L.C.         1,030,286 $  6,271,120       0.3%
     MJ Gleeson Group P.L.C.              195,875    1,097,442       0.1%
 #*  Mothercare P.L.C.                    609,288    1,705,687       0.1%
     N Brown Group P.L.C.                 874,754    4,708,853       0.2%
 *   Ocado Group P.L.C.                    18,636       74,235       0.0%
     Pendragon P.L.C.                   4,444,080    2,246,236       0.1%
     Persimmon P.L.C.                     224,217    5,265,777       0.3%
     Photo-Me International P.L.C.        464,351      980,622       0.1%
 *   Puma Brandenburg, Ltd.               119,000           --       0.0%
 *   Puma Brandenburg, Ltd. A Shares      119,000           --       0.0%
 *   Punch Taverns P.L.C.                 133,442      322,041       0.0%
     Rank Group P.L.C.                    104,240      275,494       0.0%
 #   Redrow P.L.C.                      1,505,347    6,969,047       0.4%
     Restaurant Group P.L.C. (The)      1,004,401   10,882,155       0.5%
     Rightmove P.L.C.                     492,413   16,655,156       0.8%
     Spirit Pub Co. P.L.C.              3,220,786    5,495,554       0.3%
 *   Sportech P.L.C.                      384,214      359,332       0.0%
     STV Group P.L.C.                       4,868       28,762       0.0%
 *   SuperGroup P.L.C.                    203,095    2,700,892       0.1%
     Taylor Wimpey P.L.C.              14,989,056   28,472,629       1.4%
     Ted Baker P.L.C.                     145,679    4,548,913       0.2%
 *   Thomas Cook Group P.L.C.           7,517,966   14,978,554       0.8%
     Topps Tiles P.L.C.                   829,659    1,348,415       0.1%
 *   Torotrak P.L.C.                       42,953        9,524       0.0%
 *   Trinity Mirror P.L.C.              1,688,565    4,430,665       0.2%
     TUI Travel P.L.C.                    279,182    1,784,007       0.1%
     UBM P.L.C.                         1,239,692   11,300,202       0.6%
     UTV Media P.L.C.                     467,514    1,552,953       0.1%
 #   Vitec Group P.L.C. (The)             164,847    1,604,318       0.1%
     WH Smith P.L.C.                      711,405   12,844,258       0.6%
     William Hill P.L.C.                4,494,667   25,956,438       1.3%
     Wilmington Group P.L.C.              346,234    1,210,273       0.1%
                                                  ------------      ----
 Total Consumer Discretionary                      513,590,445      25.7%
                                                  ------------      ----
 Consumer Staples -- (4.5%)
     A.G. BARR P.L.C.                     427,802    4,041,690       0.2%
     Anglo-Eastern Plantations P.L.C.     108,153    1,113,389       0.1%
     Booker Group P.L.C.                7,511,637   16,881,209       0.8%
     Britvic P.L.C.                     1,277,429   13,927,819       0.7%
     Cranswick P.L.C.                     264,392    6,002,873       0.3%
     Dairy Crest Group P.L.C.             747,197    4,991,338       0.2%
     Devro P.L.C.                         915,809    3,993,060       0.2%
     Greencore Group P.L.C.             2,335,961    9,801,708       0.5%
     Greggs P.L.C.                        558,897    5,421,183       0.3%
     Hilton Food Group P.L.C.              24,794      148,628       0.0%
     McBride P.L.C.                       855,515    1,088,099       0.1%
 #*  Premier Foods P.L.C.               2,951,877    1,558,148       0.1%
 #   PZ Cussons P.L.C.                  1,329,597    7,886,238       0.4%
     REA Holdings P.L.C.                   50,639      324,500       0.0%
     Tate & Lyle P.L.C.                 1,515,587   14,667,991       0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
Consumer Staples -- (Continued)
#*  Thorntons P.L.C.                           274,658 $   481,180       0.0%
                                                       -----------       ---
Total Consumer Staples                                  92,329,053       4.6%
                                                       -----------       ---
Energy -- (4.6%)
*   Afren P.L.C.                             5,639,345   6,953,066       0.4%
    AMEC P.L.C.                              1,114,094  18,576,553       0.9%
    Anglo Pacific Group P.L.C.                 501,715   1,062,880       0.1%
*   Cairn Energy P.L.C.                      2,601,577   6,084,041       0.3%
*   EnQuest P.L.C.                           3,606,671   4,011,120       0.2%
*   Exillon Energy P.L.C.                      183,450     445,594       0.0%
*   Fortune Oil P.L.C.                       6,238,485     796,411       0.0%
*   Hardy Oil & Gas P.L.C.                      74,781     116,474       0.0%
    Hunting P.L.C.                             648,002   7,632,860       0.4%
    James Fisher & Sons P.L.C.                 225,918   4,710,015       0.2%
#*  JKX Oil & Gas P.L.C.                       456,676     278,354       0.0%
    John Wood Group P.L.C.                   1,961,228  20,808,838       1.0%
*   Lamprell P.L.C.                          1,397,664   3,279,670       0.2%
    Premier Oil P.L.C.                       2,665,891  11,008,227       0.6%
*   Salamander Energy P.L.C.                 1,391,295   2,361,247       0.1%
    Soco International P.L.C.                1,018,017   5,361,582       0.3%
                                                       -----------       ---
Total Energy                                            93,486,932       4.7%
                                                       -----------       ---
Financials -- (14.7%)
    Amlin P.L.C.                             2,654,495  19,373,906       1.0%
#   Ashmore Group P.L.C.                     1,882,641   9,613,529       0.5%
    Bank of Georgia Holdings P.L.C.            141,158   5,789,259       0.3%
    Beazley P.L.C.                           2,627,389  11,035,595       0.5%
    Brewin Dolphin Holdings P.L.C.           1,367,522   6,227,829       0.3%
    Capital & Counties Properties P.L.C.       474,174   2,594,006       0.1%
    Capital & Regional P.L.C.                2,692,546   2,074,841       0.1%
    Catlin Group, Ltd.                       1,883,388  16,179,782       0.8%
    Charles Stanley Group P.L.C.               126,349     625,767       0.0%
    Charles Taylor P.L.C.                      139,215     548,656       0.0%
    Chesnara P.L.C.                            578,859   3,188,354       0.2%
    Close Brothers Group P.L.C.                788,970  18,514,828       0.9%
*   Coalfield Resources P.L.C.                 268,451      23,826       0.0%
    Daejan Holdings P.L.C.                      32,083   2,557,974       0.1%
    Development Securities P.L.C.              592,116   2,005,875       0.1%
    Hansard Global P.L.C.                       16,468      24,903       0.0%
    Helical Bar P.L.C.                         668,916   3,749,966       0.2%
    Henderson Group P.L.C.                   5,677,167  19,118,900       1.0%
    Hiscox, Ltd.                             1,674,250  18,260,643       0.9%
    ICAP P.L.C.                              2,893,657  19,427,173       1.0%
    IG Group Holdings P.L.C.                 1,931,185  18,611,712       0.9%
*   Industrial & Commercial Holdings P.L.C.      5,000          --       0.0%
*   Inspired Capital P.L.C.                     87,461      22,589       0.0%
    Intermediate Capital Group P.L.C.          572,350   3,762,451       0.2%
    International Personal Finance P.L.C.      690,825   5,388,320       0.3%
*   IP Group P.L.C.                          1,306,305   4,342,455       0.2%
    Jardine Lloyd Thompson Group P.L.C.        643,694   9,814,514       0.5%
    Jupiter Fund Management P.L.C.           1,658,073   9,508,680       0.5%
    Lancashire Holdings, Ltd.                  923,042   9,893,910       0.5%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                           --------- ------------ ---------------
Financials -- (Continued)
    LSL Property Services P.L.C.             254,544 $  1,275,050       0.1%
    Man Group P.L.C.                       9,800,117   19,431,406       1.0%
    Novae Group P.L.C.                       285,979    2,535,428       0.1%
    Phoenix Group Holdings                   836,277   10,097,534       0.5%
*   Quintain Estates & Development P.L.C.  2,680,731    3,522,134       0.2%
    Rathbone Brothers P.L.C.                 165,692    5,122,769       0.2%
*   Raven Russia, Ltd.                     1,064,705    1,054,881       0.1%
    S&U P.L.C.                                21,140      655,213       0.0%
    Savills P.L.C.                           644,235    6,633,623       0.3%
    St James's Place P.L.C.                  793,110    9,483,454       0.5%
    ST Modwen Properties P.L.C.              961,657    5,574,082       0.3%
    Tullett Prebon P.L.C.                  1,102,488    5,013,847       0.2%
    Unite Group P.L.C. (The)               1,061,266    7,256,193       0.4%
*   Waterloo Investment Holdings, Ltd.         5,979          669       0.0%
                                                     ------------      ----
Total Financials                                      299,936,526      15.0%
                                                     ------------      ----
Health Care -- (3.7%)
#*  Alizyme P.L.C.                           660,805           --       0.0%
    Bioquell P.L.C.                           90,893      157,668       0.0%
*   BTG P.L.C.                             1,781,080   21,529,272       1.1%
#   Consort Medical P.L.C.                   149,007    1,713,250       0.1%
    Dechra Pharmaceuticals P.L.C.            431,161    5,242,875       0.2%
    Genus P.L.C.                             282,157    5,558,336       0.3%
    Hikma Pharmaceuticals P.L.C.             713,706   21,647,047       1.1%
*   Optos P.L.C.                             109,965      413,391       0.0%
*   Oxford Biomedica P.L.C.                2,648,141      170,280       0.0%
*   Skyepharma P.L.C.                        247,147    1,393,534       0.1%
    Synergy Health P.L.C.                    300,498    8,988,232       0.4%
    UDG Healthcare P.L.C.                  1,074,691    5,658,504       0.3%
*   Vectura Group P.L.C.                   1,944,162    3,678,932       0.2%
                                                     ------------      ----
Total Health Care                                      76,151,321       3.8%
                                                     ------------      ----
Industrials -- (24.2%)
    Air Partner P.L.C.                        39,319      164,352       0.0%
    Alumasc Group                            124,366      252,632       0.0%
    Ashtead Group P.L.C.                   1,347,260   22,572,306       1.1%
    Avon Rubber P.L.C.                        65,426      701,600       0.0%
    Balfour Beatty P.L.C.                  3,596,658    8,885,759       0.5%
    BBA Aviation P.L.C.                    2,792,163   15,805,781       0.8%
    Berendsen P.L.C.                         852,867   13,810,534       0.7%
    Bodycote P.L.C.                        1,253,236   12,543,254       0.6%
    Braemar Shipping Services P.L.C.          87,402      656,937       0.0%
    Brammer P.L.C.                           500,119    2,598,334       0.1%
#   Camellia P.L.C.                            2,481      345,270       0.0%
    Cape P.L.C.                              675,539    2,922,393       0.2%
    Carillion P.L.C.                       2,342,316   12,478,970       0.6%
    Carr's Milling Industries P.L.C.          35,527      921,018       0.1%
    Castings P.L.C.                          162,757    1,142,965       0.1%
    Chemring Group P.L.C.                  1,217,006    4,749,710       0.2%
    Clarkson P.L.C.                           67,965    2,445,648       0.1%
    Cobham P.L.C.                          5,618,202   26,207,126       1.3%
    Communisis P.L.C.                      1,085,996      957,794       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                         --------- ----------- ---------------
 Industrials -- (Continued)
     Costain Group P.L.C.                  319,543 $ 1,490,097       0.1%
     DCC P.L.C.                            447,754  25,092,474       1.3%
     De La Rue P.L.C.                      422,563   3,538,407       0.2%
     Dialight P.L.C.                        59,439     816,426       0.0%
     Diploma P.L.C.                        595,258   6,624,281       0.3%
     Fenner P.L.C.                         960,636   4,754,421       0.2%
 *   Firstgroup P.L.C.                   5,609,640  10,109,228       0.5%
     Galliford Try P.L.C.                  392,461   7,681,059       0.4%
     Go-Ahead Group P.L.C.                 224,275   8,830,322       0.4%
     Goodwin P.L.C.                            383      20,514       0.0%
     Grafton Group P.L.C.                  667,199   6,772,974       0.3%
     Harvey Nash Group P.L.C.               46,693      65,823       0.0%
     Hays P.L.C.                         7,359,440  14,534,905       0.7%
     Hogg Robinson Group P.L.C.            134,014      91,854       0.0%
     Homeserve P.L.C.                    1,421,393   7,853,446       0.4%
     Interserve P.L.C.                     722,721   7,337,583       0.4%
     Keller Group P.L.C.                   333,468   4,455,678       0.2%
     Kier Group P.L.C.                     248,949   5,937,073       0.3%
     Latchways P.L.C.                       36,248     427,111       0.0%
     Lavendon Group P.L.C.                 813,519   2,387,634       0.1%
     Management Consulting Group P.L.C.  1,519,596     428,084       0.0%
     Mears Group P.L.C.                    539,928   3,814,758       0.2%
     Meggitt P.L.C.                          1,439      10,395       0.0%
     Melrose Industries P.L.C.           4,127,987  16,966,362       0.9%
     Michael Page International P.L.C.   1,418,054   8,841,668       0.4%
     Mitie Group P.L.C.                  1,953,183   9,423,616       0.5%
     Morgan Advanced Materials P.L.C.    1,478,838   6,685,829       0.3%
 #   Morgan Sindall Group P.L.C.           194,239   2,138,057       0.1%
     National Express Group P.L.C.       2,267,471   9,053,355       0.5%
     Norcros P.L.C.                        127,268      32,007       0.0%
     Northgate P.L.C.                      752,381   5,902,068       0.3%
     PayPoint P.L.C.                       218,433   3,015,305       0.2%
     QinetiQ Group P.L.C.                3,223,884  10,448,927       0.5%
     Regus P.L.C.                        3,367,250  10,667,585       0.5%
 *   Renold P.L.C.                         193,435     175,711       0.0%
     Rentokil Initial P.L.C.             9,576,875  18,886,873       1.0%
     Ricardo P.L.C.                        272,894   2,882,835       0.2%
     Robert Walters P.L.C.                 387,999   1,795,971       0.1%
     Rotork P.L.C.                         446,606  18,307,009       0.9%
     RPS Group P.L.C.                    1,266,580   4,755,395       0.2%
     Senior P.L.C.                       2,184,597   9,377,799       0.5%
     Serco Group P.L.C.                  1,982,009   9,458,136       0.5%
 *   Severfield P.L.C.                   1,307,340   1,258,407       0.1%
     Shanks Group P.L.C.                 2,492,971   3,882,911       0.2%
     SIG P.L.C.                          3,111,040   7,294,023       0.4%
     Speedy Hire P.L.C.                  2,992,433   2,979,455       0.2%
     Spirax-Sarco Engineering P.L.C.       399,105  18,236,514       0.9%
     St Ives P.L.C.                        676,146   2,085,412       0.1%
     Stagecoach Group P.L.C.             2,248,039  13,934,215       0.7%
     Sthree P.L.C.                         364,277   1,805,103       0.1%
     Stobart Group, Ltd.                   503,140     799,197       0.0%
     T Clarke P.L.C.                       147,457      99,351       0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                           --------- ------------ ---------------
Industrials -- (Continued)
#   Tarsus Group P.L.C.                      208,165 $    680,046       0.0%
    Tribal Group P.L.C.                      156,581      393,877       0.0%
#   Trifast P.L.C.                           463,048      734,430       0.0%
    UK Mail Group P.L.C.                     197,261    1,257,474       0.1%
    Ultra Electronics Holdings P.L.C.        351,758    9,837,018       0.5%
    Vesuvius P.L.C.                        1,449,566    9,896,767       0.5%
#   Volex P.L.C.                             317,928      385,799       0.0%
    Vp P.L.C.                                167,297    1,577,933       0.1%
*   Wincanton P.L.C.                         561,917    1,332,660       0.1%
    WS Atkins P.L.C.                         524,536   11,403,969       0.6%
#   XP Power, Ltd.                            75,669    1,716,580       0.1%
                                                     ------------      ----
Total Industrials                                     493,642,579      24.8%
                                                     ------------      ----
Information Technology -- (8.5%)
    Acal P.L.C.                              209,458      704,766       0.0%
    Anite P.L.C.                           1,650,678    2,306,442       0.1%
    Aveva Group P.L.C.                       151,640    3,720,828       0.2%
    Computacenter P.L.C.                     433,706    4,289,236       0.2%
    CSR P.L.C.                               916,815   12,321,289       0.6%
    Domino Printing Sciences P.L.C.          548,653    5,306,369       0.3%
    E2V Technologies P.L.C.                  585,776    1,502,795       0.1%
    Electrocomponents P.L.C.               2,248,668    8,268,736       0.4%
    Fidessa Group P.L.C.                     170,086    6,371,268       0.3%
*   Filtronic P.L.C.                           4,262        1,550       0.0%
    Halma P.L.C.                           2,008,362   20,039,284       1.0%
#*  Imagination Technologies Group P.L.C.    670,665    2,051,468       0.1%
    Innovation Group P.L.C.                5,126,744    2,218,841       0.1%
*   Kofax, Ltd.                               62,414      389,734       0.0%
    Laird P.L.C.                           1,432,394    7,230,004       0.4%
    Micro Focus International P.L.C.         709,995   11,311,090       0.6%
    Moneysupermarket.com Group P.L.C.      1,591,537    5,112,771       0.2%
    NCC Group P.L.C.                         365,788    1,154,135       0.1%
    Oxford Instruments P.L.C.                181,921    3,152,269       0.2%
    Pace P.L.C.                            1,504,826    8,365,982       0.4%
    Phoenix IT Group P.L.C.                  204,614      392,243       0.0%
    Playtech P.L.C.                          873,600    9,894,832       0.5%
    Premier Farnell P.L.C.                 1,936,840    5,882,579       0.3%
    PV Crystalox Solar P.L.C.                147,995       36,400       0.0%
    Renishaw P.L.C.                          188,423    5,360,176       0.3%
    RM P.L.C.                                326,463      757,729       0.0%
*   SDL P.L.C.                               371,904    2,343,562       0.1%
    Sepura P.L.C.                            241,893      529,889       0.0%
    Spectris P.L.C.                          601,319   17,368,409       0.9%
    Spirent Communications P.L.C.          2,882,616    3,447,051       0.2%
#   Telecity Group P.L.C.                  1,018,433   12,576,541       0.6%
    TT electronics P.L.C.                    841,331    2,255,889       0.1%
    Vislink P.L.C.                            14,361        9,885       0.0%
    Xaar P.L.C.                              275,443    1,228,073       0.1%
    Xchanging P.L.C.                       1,340,957    4,065,812       0.2%
                                                     ------------      ----
Total Information Technology                          171,967,927       8.6%
                                                     ------------      ----

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                        PERCENTAGE
                                              SHARES      VALUE++     OF NET ASSETS**
                                            ---------- -------------- ---------------
Materials -- (6.6%)
    African Barrick Gold P.L.C.                537,038 $    1,769,193       0.1%
    Alent P.L.C.                             1,337,126      7,179,435       0.4%
    British Polythene Industries P.L.C.        137,680      1,426,218       0.1%
    Carclo P.L.C.                              200,519        284,876       0.0%
    Centamin P.L.C.                          5,186,497      4,247,021       0.2%
    Croda International P.L.C.                 463,619     17,045,566       0.9%
    DS Smith P.L.C.                          4,875,734     20,708,475       1.0%
    Elementis P.L.C.                         2,403,235     10,178,056       0.5%
    Essentra P.L.C.                          1,229,761     13,539,887       0.7%
    Evraz P.L.C.                             1,226,120      2,541,744       0.1%
    Ferrexpo P.L.C.                            955,423      1,290,214       0.1%
*   Gem Diamonds, Ltd.                         565,679      1,407,432       0.1%
    Hill & Smith Holdings P.L.C.               431,543      3,920,824       0.2%
#*  Hochschild Mining P.L.C.                   702,031      1,109,963       0.1%
*   International Ferro Metals, Ltd.           447,220         41,172       0.0%
#*  Kazakhmys P.L.C.                         1,061,868      3,917,558       0.2%
#*  Lonmin P.L.C.                            2,202,370      6,173,426       0.3%
    Low & Bonar P.L.C.                       1,132,571      1,004,792       0.1%
    Marshalls P.L.C.                           920,298      2,936,843       0.1%
*   Petra Diamonds, Ltd.                     1,589,051      4,215,774       0.2%
#*  Petropavlovsk P.L.C.                       991,037        342,388       0.0%
    RPC Group P.L.C.                           887,241      7,749,348       0.4%
    Synthomer P.L.C.                         1,278,510      4,157,380       0.2%
    Vedanta Resources P.L.C.                   480,809      6,344,829       0.3%
    Victrex P.L.C.                             401,577     10,908,380       0.5%
    Zotefoams P.L.C.                            96,852        356,448       0.0%
                                                       --------------      ----
Total Materials                                           134,797,242       6.8%
                                                       --------------      ----
Telecommunication Services -- (2.7%)
    Cable & Wireless Communications P.L.C.  12,247,104      9,464,201       0.5%
#*  Colt Group SA                            1,540,335      3,393,716       0.2%
    Inmarsat P.L.C.                          2,296,017     25,210,004       1.3%
    Kcom Group P.L.C.                        3,098,002      4,612,597       0.2%
    TalkTalk Telecom Group P.L.C.            2,703,937     13,013,957       0.6%
                                                       --------------      ----
Total Telecommunication Services                           55,694,475       2.8%
                                                       --------------      ----
Utilities -- (2.6%)
    Dee Valley Group P.L.C.                     12,109        258,832       0.0%
    Drax Group P.L.C.                        2,103,725     20,016,929       1.0%
    Pennon Group P.L.C.                      2,061,341     27,507,186       1.4%
    Telecom Plus P.L.C.                        205,174      4,636,754       0.2%
                                                       --------------      ----
Total Utilities                                            52,419,701       2.6%
                                                       --------------      ----
TOTAL COMMON STOCKS                                     1,984,016,201      99.4%
                                                       --------------      ----
RIGHTS/WARRANTS -- (0.1%)
*   Consort Medical P.L.C. Rights               93,129      1,083,818       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                SHARES      VALUE++     OF NET ASSETS**
                                                              ---------- -------------- ---------------
*     McBride P.L.C. Rights                                   28,231,995 $       45,163        0.0%
TOTAL RIGHTS/WARRANTS                                                         1,128,981        0.1%
                                                                         --------------      -----

                                                                            VALUE+
                                                                         --------------
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@  DFA Short Term Investment Fund                           4,557,215     52,726,974        2.6%
                                                                         --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,533,323,942)                      $2,037,872,156      102.1%
                                                                         ==============      =====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
 Consumer Discretionary        $ 1,705,687 $  511,884,758   --    $  513,590,445
 Consumer Staples                       --     92,329,053   --        92,329,053
 Energy                                 --     93,486,932   --        93,486,932
 Financials                             --    299,936,526   --       299,936,526
 Health Care                       413,391     75,737,930   --        76,151,321
 Industrials                            --    493,642,579   --       493,642,579
 Information Technology             36,400    171,931,527   --       171,967,927
 Materials                          41,172    134,756,070   --       134,797,242
 Telecommunication Services             --     55,694,475   --        55,694,475
 Utilities                              --     52,419,701   --        52,419,701
Rights/Warrants                  1,083,818         45,163   --         1,128,981
Securities Lending Collateral           --     52,726,974   --        52,726,974
                               ----------- --------------   --    --------------
TOTAL                          $3,280,468  $2,034,591,688   --    $2,037,872,156
                               =========== ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                  ------- ----------- ---------------
COMMON STOCKS -- (87.6%)
AUSTRIA -- (2.0%)
*   A-TEC Industries AG                            21,828 $        --       0.0%
    Agrana Beteiligungs AG                         17,354   1,566,458       0.1%
    AMAG Austria Metall AG                          2,949      94,169       0.0%
    Atrium European Real Estate, Ltd.             614,001   3,216,258       0.1%
    Austria Technologie & Systemtechnik AG        110,465   1,280,267       0.0%
    BKS Bank AG                                     1,326      28,414       0.0%
    BUWOG AG                                          768      14,198       0.0%
    CA Immobilien Anlagen AG                      163,483   3,135,694       0.1%
#   Conwert Immobilien Invest SE                  219,005   2,428,779       0.1%
    DO & CO AG                                     24,454   1,478,781       0.0%
    EVN AG                                        164,083   2,078,799       0.1%
#   Flughafen Wien AG                              48,347   4,440,384       0.1%
    Frauenthal Holding AG                           4,212      49,152       0.0%
*   IMMOFINANZ AG                                  15,360      46,501       0.0%
    Josef Manner & Co. AG                             870      49,091       0.0%
#*  Kapsch TrafficCom AG                           26,900     566,544       0.0%
#   Lenzing AG                                     51,434   2,968,035       0.1%
#   Mayr Melnhof Karton AG                         45,831   4,918,621       0.2%
    Oberbank AG                                    37,973   2,391,262       0.1%
    Oesterreichische Post AG                      161,426   7,878,430       0.3%
    Palfinger AG                                   58,212   1,356,558       0.0%
    POLYTEC Holding AG                             83,703     690,733       0.0%
    RHI AG                                        113,647   2,913,350       0.1%
#   Rosenbauer International AG                    17,375   1,585,377       0.1%
    S IMMO AG                                     300,714   2,315,937       0.1%
    Schoeller-Bleckmann Oilfield Equipment AG      53,891   4,644,372       0.1%
    Semperit AG Holding                            54,240   2,686,538       0.1%
    Strabag SE                                    102,680   2,222,240       0.1%
    UNIQA Insurance Group AG                      417,996   4,660,838       0.1%
#   Wienerberger AG                               570,796   6,902,467       0.2%
*   Wolford AG                                     11,252     274,836       0.0%
#   Zumtobel Group AG                             163,104   2,876,328       0.1%
                                                          -----------       ---
TOTAL AUSTRIA                                              71,759,411       2.3%
                                                          -----------       ---
BELGIUM -- (2.9%)
*   Ablynx NV                                     272,821   2,727,998       0.1%
    Ackermans & van Haaren NV                     121,561  15,159,547       0.5%
*   AGFA-Gevaert NV                               953,695   2,406,099       0.1%
    Arseus NV                                     128,749   5,136,104       0.2%
#   Atenor Group                                    6,182     284,618       0.0%
    Banque Nationale de Belgique                      973   3,963,848       0.1%
#   Barco NV                                       64,380   4,746,910       0.2%
    Cie d'Entreprises CFE                          41,428   4,480,228       0.1%
    Cie Immobiliere de Belgique SA                 14,448     760,511       0.0%
    Cie Maritime Belge SA                          66,098   1,294,542       0.0%
    Co.Br.Ha Societe Commerciale de Brasserie SA      115     314,576       0.0%
    D'ieteren SA                                  129,060   4,673,200       0.1%
    Deceuninck NV                                 364,236     904,273       0.0%
#   Econocom Group SA                             312,002   2,016,658       0.1%
    Elia System Operator SA                       139,387   6,914,341       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                PERCENTAGE
                                        SHARES     VALUE++    OF NET ASSETS**
                                       --------- ------------ ---------------
   BELGIUM -- (Continued)
   #*  Euronav NV                        174,847 $  1,855,645       0.1%
   #   EVS Broadcast Equipment SA         60,843    1,971,932       0.1%
       Exmar NV                          170,112    2,377,959       0.1%
   *   Floridienne SA                        868       77,217       0.0%
       Gimv NV                            14,723      668,984       0.0%
   *   Hamon & CIE SA                      4,508       58,782       0.0%
   *   Ion Beam Applications             104,875    1,832,087       0.1%
       Jensen-Group NV                    13,482      253,151       0.0%
       Kinepolis Group NV                 97,910    3,921,969       0.1%
   #   Lotus Bakeries                      1,404    1,638,187       0.1%
   #*  MDxHealth                         135,363      635,876       0.0%
       Melexis NV                         99,627    4,549,212       0.1%
   *   Mobistar SA                       113,212    2,427,558       0.1%
   #   NV Bekaert SA                     190,167    5,978,451       0.2%
   #*  Nyrstar NV                      1,669,179    5,633,555       0.2%
   *   Option NV                         131,335       47,009       0.0%
   *   Picanol                            29,777      984,082       0.0%
       RealDolmen NV                         120           15       0.0%
   *   RealDolmen NV/SA                    8,137      193,507       0.0%
       Recticel SA                       112,905      861,442       0.0%
   *   Rentabiliweb Group                 18,045      133,255       0.0%
   #   Resilux                             4,818      638,420       0.0%
   #*  RHJ International SA              192,652    1,049,963       0.0%
   *   Roularta Media Group NV            10,263      154,401       0.0%
   *   Sapec                               2,832      100,021       0.0%
       Sioen Industries NV                52,140      736,147       0.0%
       Sipef SA                           30,617    2,124,916       0.1%
       TER Beke SA                         2,260      169,530       0.0%
   #*  Tessenderlo Chemie NV             137,700    3,572,441       0.1%
   #*  ThromboGenics NV                  164,549    1,446,472       0.0%
       Van de Velde NV                    37,238    1,725,570       0.1%
   *   Viohalco SA                       603,593    1,947,500       0.1%
                                                 ------------       ---
   TOTAL BELGIUM                                  105,548,709       3.3%
                                                 ------------       ---
   DENMARK -- (4.6%)
       ALK-Abello A.S.                    29,336    3,308,409       0.1%
   *   Alm Brand A.S.                    484,611    2,645,625       0.1%
   #   Ambu A.S. Class B                  29,756    2,102,607       0.1%
       Arkil Holding A.S. Class B            504       69,089       0.0%
   *   Atlantic Petroleum P/F              4,328       52,405       0.0%
   *   Auriga Industries A.S. Class B     96,829    5,003,238       0.2%
   #*  Bang & Olufsen A.S.               173,002    1,342,772       0.1%
       BankNordik P/F                      1,753       33,073       0.0%
   #*  Bavarian Nordic A.S.              122,864    3,804,503       0.1%
   *   BoConcept Holding A.S. Class B      5,365       79,110       0.0%
       Brodrene Hartmann A.S.             13,977      402,586       0.0%
   #   D/S Norden A.S.                   110,869    2,915,497       0.1%
       Dfds A.S.                          21,740    1,842,513       0.1%
       Djurslands Bank A.S.                8,970      304,323       0.0%
       East Asiatic Co., Ltd. A.S.        55,571      500,580       0.0%
       FE Bording A.S.                       426       65,384       0.0%
   #   FLSmidth & Co. A.S.               229,906   10,423,836       0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------- ------------ ---------------
 DENMARK -- (Continued)
     Fluegger A.S. Class B                  4,198 $    261,643       0.0%
 *   Genmab A.S.                          188,213    8,204,501       0.3%
     GN Store Nord A.S.                   772,340   17,970,374       0.6%
 *   GPV Industri A.S. Series B             2,200           --       0.0%
 *   Greentech Energy Systems A.S.         12,775       15,391       0.0%
     Gronlandsbanken A.S.                   1,125      117,881       0.0%
     H Lundbeck A.S.                       76,174    1,615,297       0.1%
 *   H+H International A.S. Class B        32,853      228,615       0.0%
     Harboes Bryggeri A.S. Class B         13,115      184,350       0.0%
     IC Group A.S.                         35,956      920,672       0.0%
     Jeudan A.S.                            4,800      451,221       0.0%
 *   Jyske Bank A.S.                      267,531   14,424,929       0.5%
     Lan & Spar Bank                        5,150      325,336       0.0%
     NKT Holding A.S.                     110,421    5,727,711       0.2%
     Nordjyske Bank A.S.                   17,600      382,528       0.0%
     Norresundby Bank A.S.                  7,350      371,314       0.0%
     Pandora A.S.                             726       61,210       0.0%
 *   Parken Sport & Entertainment A.S.     33,556      344,853       0.0%
     PER Aarsleff A.S. Class B              9,177    1,527,396       0.1%
     Ringkjoebing Landbobank A.S.          20,364    3,924,251       0.1%
     Roblon A.S. Class B                    2,700      130,122       0.0%
     Rockwool International A.S. Class B   30,614    4,456,793       0.1%
 *   Royal UNIBREW                         45,850    7,494,794       0.2%
     RTX A.S.                               6,100       51,384       0.0%
     Schouw & Co.                          74,017    3,279,370       0.1%
     SimCorp A.S.                         194,860    5,880,548       0.2%
     Solar A.S. Class B                    27,205    1,259,701       0.0%
     Spar Nord Bank A.S.                  352,611    3,564,325       0.1%
 *   Sydbank A.S.                         317,330   10,073,951       0.3%
     Tivoli A.S.                              969      487,112       0.0%
 *   TK Development A.S.                  374,839      549,604       0.0%
 *   Topdanmark A.S.                      507,925   16,167,201       0.5%
 *   Topsil Semiconductor Matls           886,257       68,960       0.0%
 *   Torm A.S.                            478,524       30,642       0.0%
     United International Enterprises       9,811    1,748,785       0.1%
 *   Vestas Wind Systems A.S.             531,291   17,731,821       0.6%
 *   Vestjysk Bank A.S.                    53,413      101,785       0.0%
 #*  Zealand Pharma A.S.                   45,987      526,693       0.0%
                                                  ------------       ---
 TOTAL DENMARK                                     165,558,614       5.3%
                                                  ------------       ---
 FINLAND -- (6.0%)
     Afarak Group Oyj                     312,075       97,586       0.0%
     Ahlstrom Oyj                          48,381      441,805       0.0%
 #   Aktia Bank Oyj                        48,678      592,232       0.0%
     Alma Media Oyj                       277,852    1,090,630       0.0%
 #   Amer Sports Oyj                      566,687   10,861,464       0.4%
     Apetit Oyj                            19,402      347,284       0.0%
     Aspo Oyj                              83,365      739,882       0.0%
     Atria Oyj                             37,273      329,095       0.0%
     Bank of Aland P.L.C. Class B          22,078      277,598       0.0%
     BasWare Oyj                           42,915    2,153,395       0.1%
 #*  Biotie Therapies Oyj                 955,389      246,477       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                               PERCENTAGE
                                                        SHARES     VALUE++   OF NET ASSETS**
                                                       --------- ----------- ---------------
FINLAND -- (Continued)
#   Cargotec Oyj                                         167,673 $ 5,061,705       0.2%
    Caverion Corp.                                       486,401   3,911,641       0.1%
    Citycon Oyj                                        1,345,638   4,359,750       0.1%
    Comptel Oyj                                          337,600     262,501       0.0%
#   Cramo Oyj                                            148,755   2,169,476       0.1%
    Digia Oyj                                             48,912     187,553       0.0%
    Elektrobit Oyj                                       265,750   1,143,662       0.0%
    Elisa Oyj                                            702,558  19,299,483       0.6%
#   F-Secure Oyj                                         471,472   1,151,522       0.0%
*   Finnair Oyj                                          427,233   1,334,492       0.0%
*   Finnlines Oyj                                        124,906   2,363,783       0.1%
    Fiskars Oyj Abp                                      196,766   5,477,728       0.2%
*   GeoSentric Oyj                                       244,900          --       0.0%
    HKScan Oyj Class A                                   127,827     543,701       0.0%
    Huhtamaki Oyj                                        452,365  11,478,833       0.4%
    Ilkka-Yhtyma Oyj                                      61,503     164,120       0.0%
#   Kemira Oyj                                           472,368   6,099,948       0.2%
    Kesko Oyj Class B                                    315,046  11,948,285       0.4%
#   Konecranes Oyj                                       245,559   6,881,218       0.2%
#   Lassila & Tikanoja Oyj                               160,510   2,961,594       0.1%
*   Lemminkainen Oyj                                      31,119     461,925       0.0%
    Metsa Board Oyj                                    1,549,706   6,922,294       0.2%
    Metso Oyj                                            469,957  15,354,503       0.5%
#   Munksjo Oyj                                           24,345     229,184       0.0%
#   Neste Oil Oyj                                        609,759  13,158,259       0.4%
    Nokian Renkaat Oyj                                   124,115   3,506,308       0.1%
    Okmetic Oyj                                           61,386     366,485       0.0%
    Olvi Oyj Class A                                      70,665   2,085,929       0.1%
*   Oriola-KD Oyj Class A                                  5,045      16,459       0.0%
*   Oriola-KD Oyj Class B                                507,715   1,678,922       0.1%
    Orion Oyj Class A                                    130,940   4,399,572       0.1%
    Orion Oyj Class B                                    401,178  13,644,702       0.4%
#*  Outokumpu Oyj                                        841,911   4,779,633       0.2%
#   Outotec Oyj                                          697,608   4,616,784       0.2%
    PKC Group Oyj                                        109,715   2,200,494       0.1%
    Ponsse Oy                                             31,710     481,149       0.0%
#*  Poyry Oyj                                            194,637     781,784       0.0%
    Raisio Oyj Class V                                   541,284   2,700,055       0.1%
    Ramirent Oyj                                         324,161   2,587,183       0.1%
    Rapala VMC Oyj                                       113,258     731,978       0.0%
    Revenio Group Oyj                                      9,732     166,338       0.0%
    Saga Furs Oyj                                         11,324     357,076       0.0%
#   Sanoma Oyj                                           359,150   2,066,659       0.1%
    SRV Group Oyj                                          9,181      40,715       0.0%
    Stockmann Oyj Abp(5462371)                            43,914     484,810       0.0%
#   Stockmann Oyj Abp(5462393)                           139,051   1,540,392       0.1%
    Technopolis Oyj                                      421,257   2,141,522       0.1%
    Teleste Oyj                                           53,559     345,527       0.0%
    Tieto Oyj                                            305,721   7,751,272       0.3%
    Tikkurila Oyj                                        175,018   3,614,319       0.1%
    Uponor Oyj                                           249,785   3,320,208       0.1%
    Vacon Oyj                                             94,389   3,999,516       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
FINLAND -- (Continued)
    Vaisala Oyj Class A                              42,946 $  1,210,111       0.0%
    Viking Line Abp                                  10,366      178,265       0.0%
#   YIT Oyj                                         500,865    3,350,763       0.1%
                                                            ------------       ---
TOTAL FINLAND                                                215,249,538       6.8%
                                                            ------------       ---
FRANCE -- (10.4%)
    ABC Arbitrage                                    23,342      140,697       0.0%
    Actia Group                                       7,463       44,525       0.0%
#*  Air France-KLM                                  722,730    6,105,703       0.2%
#   Akka Technologies SA                             37,835    1,237,228       0.1%
    Albioma SA                                      101,173    2,194,455       0.1%
*   Alcatel-Lucent                                1,635,580    4,997,151       0.2%
    Altamir                                          81,618    1,023,388       0.0%
    Alten SA                                        100,640    4,304,684       0.1%
    Altran Technologies SA                          694,315    6,821,242       0.2%
    April                                            76,998    1,152,836       0.0%
#*  Archos                                           68,116      179,114       0.0%
#   Arkema SA                                        83,167    5,133,228       0.2%
    Assystem                                         65,144    1,315,439       0.1%
#   Aubay                                            15,189      180,500       0.0%
    Audika Groupe                                    22,298      328,198       0.0%
    Aurea SA                                          2,850       18,328       0.0%
#   Axway Software SA                                29,721      621,208       0.0%
    Bastide le Confort Medical                        1,571       29,871       0.0%
#*  Beneteau SA                                     184,191    2,725,900       0.1%
#   Bigben Interactive                               36,286      236,027       0.0%
    BioMerieux                                       52,366    5,522,662       0.2%
    Boiron SA                                        30,876    2,748,736       0.1%
    Bonduelle S.C.A.                                 77,754    1,958,187       0.1%
#   Bongrain SA                                      34,266    2,330,078       0.1%
    Burelle SA                                        3,866    2,638,927       0.1%
#   Catering International Services                   2,404       53,011       0.0%
*   Cegedim SA                                       21,475      689,437       0.0%
    Cegid Group                                      23,381      860,562       0.0%
#*  CGG SA                                          455,425    2,631,189       0.1%
#*  Chargeurs SA                                     92,587      555,169       0.0%
*   Cie des Alpes                                    22,959      445,866       0.0%
    Cie Industrielle et Financiere D'Entreprises      1,074       76,868       0.0%
*   Club Mediterranee SA                            107,104    3,017,526       0.1%
    Derichebourg SA                                 548,515    1,376,810       0.1%
#   Devoteam SA                                      27,431      439,404       0.0%
    Eiffage SA                                      107,799    5,730,912       0.2%
    Electricite de Strasbourg SA                     21,886    2,870,514       0.1%
#*  Eramet                                           11,047    1,026,398       0.0%
#*  Esso SA Francaise                                12,119      469,057       0.0%
*   Etablissements Maurel et Prom                   429,214    5,130,013       0.2%
    Euler Hermes Group                               49,555    4,854,370       0.2%
#*  Euro Disney SCA                                  61,975      233,589       0.0%
    Eurofins Scientific SE                           41,429   10,479,085       0.3%
#   Exel Industries Class A                          10,680      605,042       0.0%
    Faiveley Transport SA                            35,342    2,125,417       0.1%
    Faurecia                                        267,798    8,674,532       0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                            --------- ----------- ---------------
FRANCE -- (Continued)
    Fimalac                                                    31,490 $ 2,112,489       0.1%
#   Fleury Michon SA                                            6,164     355,892       0.0%
*   GameLoft SE                                               315,552   1,619,960       0.1%
    Gaumont SA                                                 13,980     695,230       0.0%
    GEA                                                         2,433     218,165       0.0%
#*  GECI International                                         59,392          --       0.0%
    Gevelot SA                                                  3,584     462,891       0.0%
#   GL Events                                                  48,302     965,379       0.0%
    Groupe Crit                                                24,255   1,243,086       0.1%
    Groupe Eurotunnel SA                                      425,966   5,383,888       0.2%
    Groupe Flo                                                 35,997     127,330       0.0%
*   Groupe Fnac                                                20,234     852,025       0.0%
#   Groupe Gorge                                               16,780     387,479       0.0%
*   Groupe Open                                                27,590     303,149       0.0%
    Guerbet                                                    28,178   1,310,552       0.1%
    Haulotte Group SA                                          65,672     993,123       0.0%
    Havas SA                                                1,325,494  10,721,569       0.4%
#*  Hi-Media SA                                               243,923     776,766       0.0%
#   Ingenico                                                  171,744  17,109,701       0.6%
#   Interparfums SA                                            38,693     929,339       0.0%
    Ipsen SA                                                  152,411   7,491,691       0.3%
    IPSOS                                                     159,746   4,142,947       0.1%
    Jacquet Metal Service                                      62,117   1,060,079       0.0%
    Korian-Medica                                             167,561   6,052,815       0.2%
    Lagardere SCA                                             585,070  14,238,458       0.5%
    Lanson-BCC                                                  9,093     380,240       0.0%
    Laurent-Perrier                                            12,792   1,025,735       0.0%
*   Le Noble Age                                                5,357     130,213       0.0%
    Lectra                                                     96,619     953,429       0.0%
    Linedata Services                                           1,714      49,215       0.0%
    LISI                                                       86,765   2,176,969       0.1%
    Maisons France Confort SA                                  15,817     536,452       0.0%
*   Manitou BF SA                                              48,911     680,535       0.0%
    Manutan International                                      14,553     703,155       0.0%
*   Mauna Kea Technologies                                     12,360     101,839       0.0%
    Mersen                                                     72,883   1,753,542       0.1%
*   METabolic EXplorer SA                                      56,724     224,926       0.0%
    Metropole Television SA                                   236,930   4,100,236       0.1%
    MGI Coutier                                                44,418     658,470       0.0%
#   Montupet                                                   33,190   2,575,982       0.1%
    Mr Bricolage                                               30,731     559,869       0.0%
#   Naturex                                                    30,079   2,093,416       0.1%
#   Neopost SA                                                171,272  11,886,247       0.4%
#*  Nexans SA                                                 139,042   4,236,689       0.1%
    Nexity SA                                                 115,696   4,153,725       0.1%
    NextRadioTV                                                14,562     435,751       0.0%
    Norbert Dentressangle SA                                   20,989   3,067,895       0.1%
*   NRJ Group                                                  72,524     628,995       0.0%
#*  Onxeo                                                      40,495     340,896       0.0%
#*  Orco Property Group SA                                    167,788      77,948       0.0%
    Orpea                                                     167,069  10,193,263       0.3%
#   Paris Orleans SA                                            3,127      68,202       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                  --------- ----------- ---------------
FRANCE -- (Continued)
*   Parrot SA                                                        38,572 $   731,745       0.0%
*   Peugeot SA                                                      449,441   5,341,390       0.2%
#*  Pierre & Vacances SA                                             26,355     655,263       0.0%
    Plastic Omnium SA                                               324,906   7,399,717       0.2%
    PSB Industries SA                                                 8,438     371,141       0.0%
    Rallye SA                                                       109,998   4,263,137       0.1%
#*  Recylex SA                                                       83,164     196,992       0.0%
    Remy Cointreau SA                                                     4         285       0.0%
    Robertet SA                                                       3,167     655,243       0.0%
#   Rubis SCA                                                       167,944   9,881,781       0.3%
    Saft Groupe SA                                                  142,312   4,233,177       0.1%
    Samse SA                                                          8,342   1,132,133       0.0%
    Sartorius Stedim Biotech                                         11,142   2,031,034       0.1%
    SEB SA                                                           94,711   7,750,150       0.3%
    Seche Environnement SA                                            9,167     269,492       0.0%
*   Securidev SA                                                      2,500     116,363       0.0%
#*  Sequana SA                                                       88,039     261,654       0.0%
    Societe d'Edition de Canal +                                    273,424   2,031,217       0.1%
    Societe des Bains de Mer et du Cercle des Etrangers a Monaco     46,150   2,581,155       0.1%
#   Societe Internationale de Plantations d'Heveas SA                 7,778     323,683       0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA                  3,434     130,110       0.0%
    Societe pour l'Informatique Industrielle                         40,908     348,687       0.0%
    Societe Television Francaise 1                                  574,842   8,570,051       0.3%
#*  SOITEC                                                        1,185,978   2,951,076       0.1%
#*  Solocal Group                                                 3,535,700   2,172,430       0.1%
#   Somfy SA                                                         21,738   6,370,851       0.2%
    Sopra Group SA                                                   57,580   4,316,148       0.2%
#*  Spir Communication SA                                             4,687      67,507       0.0%
    Stallergenes SA                                                   3,053     191,379       0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                         37,780     452,202       0.0%
#   Stef SA                                                          29,121   1,660,462       0.1%
#*  Store Electronic                                                 12,202     188,934       0.0%
    Sword Group                                                      30,562     710,920       0.0%
    Synergie SA                                                      72,705   1,667,215       0.1%
*   Technicolor SA                                                1,236,609   7,300,958       0.2%
    Teleperformance                                                 289,816  18,262,629       0.6%
    Tessi SA                                                          7,038     695,112       0.0%
    TFF Group                                                         5,013     379,391       0.0%
#*  Theolia SA                                                      281,335     236,211       0.0%
    Thermador Groupe                                                 11,363   1,059,872       0.0%
    Total Gabon                                                       1,324     586,917       0.0%
    Touax SA                                                          4,773      84,923       0.0%
*   Trigano SA                                                       44,946     910,306       0.0%
*   UBISOFT Entertainment                                           471,492   8,536,532       0.3%
    Union Financiere de France BQE SA                                16,679     459,897       0.0%
#*  Valneva SE                                                      139,354     768,660       0.0%
    Vetoquinol SA                                                    11,920     537,375       0.0%
    Vicat                                                            59,033   4,037,214       0.1%
    VIEL & Cie SA                                                   158,130     376,200       0.0%
#   Vilmorin & Cie SA                                                22,738   2,282,533       0.1%
    Virbac SA                                                        17,838   3,985,949       0.1%
    VM Materiaux SA                                                   6,914     206,056       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                       PERCENTAGE
                                                SHARES    VALUE++    OF NET ASSETS**
                                                ------- ------------ ---------------
FRANCE -- (Continued)
    Vranken-Pommery Monopole SA                  18,881 $    569,815       0.0%
                                                        ------------      ----
TOTAL FRANCE                                             370,982,194      11.8%
                                                        ------------      ----
GERMANY -- (13.1%)
*   AAP Implantate AG                             1,361        4,153       0.0%
    Aareal Bank AG                              423,110   18,179,030       0.6%
    Adler Modemaerkte AG                         43,274      647,363       0.0%
*   ADVA Optical Networking SE                  189,709      681,131       0.0%
#*  Air Berlin P.L.C.                           167,708      248,125       0.0%
#*  Aixtron SE                                  409,853    5,000,798       0.2%
*   Aligna AG                                   318,087           --       0.0%
    All for One Steeb AG                            252        8,760       0.0%
    Allgeier SE                                  26,582      473,802       0.0%
    Amadeus Fire AG                              25,995    1,845,041       0.1%
*   Analytik Jena AG                              5,992      106,815       0.0%
*   AS Creation Tapeten                           7,109      245,109       0.0%
    Aurubis AG                                  166,425    8,687,788       0.3%
#   Balda AG                                    127,634      438,775       0.0%
    Basler AG                                     1,972       98,517       0.0%
#*  Bauer AG                                     49,656      769,720       0.0%
    BayWa AG(5838057)                            60,753    2,406,520       0.1%
    BayWa AG(5838068)                               124        5,053       0.0%
    Bechtle AG                                   75,407    5,874,774       0.2%
    Bertrandt AG                                 24,357    3,188,337       0.1%
    Bijou Brigitte AG                            19,384    1,336,789       0.0%
#   Bilfinger SE                                 75,691    4,894,926       0.2%
#   Biotest AG                                   20,784    2,059,963       0.1%
*   BKN International AG                         33,408           --       0.0%
    Borussia Dortmund GmbH & Co. KGaA(4627193)  311,205    1,648,127       0.1%
*   Borussia Dortmund GmbH & Co. KGaA(BQ8P020)   99,740      524,955       0.0%
#   CANCOM SE                                    77,099    3,164,605       0.1%
    Carl Zeiss Meditec AG                       116,969    3,147,289       0.1%
#   CAT Oil AG                                  111,403    2,122,012       0.1%
    Celesio AG                                  212,397    7,007,365       0.2%
    CENIT AG                                     37,908      527,004       0.0%
    CENTROTEC Sustainable AG                     43,285      701,053       0.0%
    Cewe Stiftung & Co. KGAA                     28,461    1,873,183       0.1%
    Comdirect Bank AG                           179,407    1,815,149       0.1%
    CompuGroup Medical AG                        69,315    1,591,066       0.1%
*   Constantin Medien AG                        351,622      527,167       0.0%
#   CropEnergies AG                             111,540      552,854       0.0%
    CTS Eventim AG & Co., KGaA                  212,200    5,607,087       0.2%
#*  DAB Bank AG                                 130,043      766,091       0.0%
    Data Modul AG                                11,455      259,185       0.0%
    DEAG Deutsche Entertainment AG                3,177       23,496       0.0%
#   Delticom AG                                  25,992      542,729       0.0%
*   Deufol SE                                    46,570       45,521       0.0%
#   Deutsche Beteiligungs AG                     29,148      799,010       0.0%
    Deutsche Wohnen AG                          885,948   19,997,303       0.6%
    Deutz AG                                    440,031    1,982,281       0.1%
*   Dialog Semiconductor P.L.C.                 315,500   10,894,785       0.4%
    DIC Asset AG                                 13,115      110,591       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                           --------- ----------- ---------------
GERMANY -- (Continued)
    DMG Mori Seiki AG                        308,295 $ 7,893,799       0.3%
    Dr Hoenle AG                              21,610     460,527       0.0%
    Draegerwerk AG & Co. KGaA                  6,384     529,857       0.0%
    Drillisch AG                             228,312   7,951,875       0.3%
    Duerr AG                                 123,784   8,695,107       0.3%
    Eckert & Ziegler AG                       17,884     535,479       0.0%
    Elmos Semiconductor AG                    49,157     879,965       0.0%
    ElringKlinger AG                         151,212   4,625,261       0.2%
    Erlus AG                                   2,970     171,317       0.0%
#*  Euromicron AG                             33,718     558,437       0.0%
#*  Evotec AG                              1,140,613   4,192,358       0.1%
    Fielmann AG                               72,832   4,752,690       0.2%
#*  First Sensor AG                           19,888     250,529       0.0%
    Francotyp-Postalia Holding AG Class A     53,729     275,204       0.0%
    Freenet AG                               631,511  16,569,366       0.5%
    Fuchs Petrolub SE                        173,842   6,397,655       0.2%
*   GAGFAH SA                                281,532   5,264,938       0.2%
    Gerresheimer AG                          154,331   8,587,271       0.3%
    Gerry Weber International AG             109,422   4,401,177       0.1%
    Gesco AG                                  14,980   1,323,789       0.0%
    GFK SE                                    72,900   3,018,149       0.1%
    GFT Technologies AG                       81,255   1,125,415       0.0%
    Grammer AG                                62,474   2,289,199       0.1%
    Grenkeleasing AG                          32,703   3,253,700       0.1%
#*  H&R AG                                    50,783     435,038       0.0%
#   Hamburger Hafen und Logistik AG           87,488   1,917,520       0.1%
*   Hansa Group AG                           115,149      38,311       0.0%
#   Hawesko Holding AG                        20,532     951,337       0.0%
#*  Heidelberger Druckmaschinen AG         1,325,208   3,384,719       0.1%
    Highlight Communications AG               98,062     392,906       0.0%
    Homag Group AG                            28,046     988,264       0.0%
    Hornbach Baumarkt AG                       1,879      66,922       0.0%
    Indus Holding AG                         110,159   5,063,808       0.2%
#   Init Innovation In Traffic Systems AG     19,649     476,451       0.0%
#*  Intershop Communications AG               62,598      98,122       0.0%
    Isra Vision AG                            15,171     903,806       0.0%
    Jenoptik AG                              223,167   2,556,733       0.1%
*   Joyou AG                                  18,024     223,743       0.0%
    K+S AG                                    46,883   1,313,884       0.0%
*   Kampa AG                                   7,101         125       0.0%
*   Kloeckner & Co. SE                       520,355   6,112,618       0.2%
*   Koenig & Bauer AG                         27,098     343,204       0.0%
*   Kontron AG                               247,150   1,431,187       0.0%
    Krones AG                                 72,618   6,966,980       0.2%
    KSB AG                                     3,584   1,931,880       0.1%
#   KUKA AG                                  137,507   8,666,209       0.3%
    KWS Saat AG                               16,490   5,378,349       0.2%
    Leifheit AG                               12,500     655,039       0.0%
    Leoni AG                                 160,708   9,231,617       0.3%
#   LPKF Laser & Electronics AG              116,440   1,492,874       0.1%
#*  Manz AG                                   14,219   1,162,189       0.0%
*   MasterFlex SE                             19,347     161,770       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                               SHARES    VALUE++   OF NET ASSETS**
                                                                               ------- ----------- ---------------
GERMANY -- (Continued)
*   Mediclin AG                                                                119,554 $   561,129       0.0%
#*  Medigene AG                                                                 30,647     155,302       0.0%
    MLP AG                                                                     219,096   1,114,480       0.0%
#   Mobotix AG                                                                  13,963     180,435       0.0%
*   Morphosys AG                                                                 1,746     165,385       0.0%
    MTU Aero Engines AG                                                        248,035  21,753,942       0.7%
#   Muehlbauer Holding AG                                                       14,905     316,014       0.0%
    MVV Energie AG                                                             110,045   3,308,711       0.1%
    Nemetschek AG                                                               25,985   2,589,998       0.1%
    Nexus AG                                                                    42,453     650,634       0.0%
*   Nordex SE                                                                  301,573   5,111,825       0.2%
    Norma Group SE                                                             155,621   7,294,579       0.2%
    OHB AG                                                                      35,659     889,977       0.0%
*   Osram Licht AG                                                             146,342   5,140,838       0.2%
*   Patrizia Immobilien AG                                                     190,180   2,571,163       0.1%
#   Pfeiffer Vacuum Technology AG                                               49,303   3,839,457       0.1%
#   PNE Wind AG                                                                380,000   1,073,730       0.0%
    Progress-Werk Oberkirch AG                                                   7,828     419,049       0.0%
#*  PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie   28,155     392,204       0.0%
    Puma SE                                                                      9,029   1,897,135       0.1%
*   PVA TePla AG                                                                46,019     111,678       0.0%
*   QIAGEN NV                                                                  223,848   5,260,749       0.2%
#   QSC AG                                                                     484,191     936,534       0.0%
#   R Stahl AG                                                                  15,459     766,207       0.0%
    Rational AG                                                                 12,336   3,865,910       0.1%
    Rheinmetall AG                                                             195,657   8,430,191       0.3%
    Rhoen Klinikum AG                                                          500,406  14,899,557       0.5%
#   RIB Software AG                                                             79,686   1,071,152       0.0%
    SAF-Holland SA                                                             238,735   2,991,416       0.1%
#   Salzgitter AG                                                              192,504   5,813,407       0.2%
    Schaltbau Holding AG                                                        25,809   1,585,557       0.1%
#   Sektkellerei Schloss Wachenheim AG                                           7,479     129,296       0.0%
*   SER Systems AG                                                               9,400          --       0.0%
#*  SGL Carbon SE                                                              293,612   4,551,021       0.1%
    SHW AG                                                                      21,746     993,185       0.0%
#*  Singulus Technologies AG                                                   241,327     176,915       0.0%
    Sinner AG                                                                    1,089      17,740       0.0%
    Sixt SE                                                                     81,198   2,626,783       0.1%
#*  SKW Stahl-Metallurgie Holding AG                                            28,224     145,794       0.0%
#*  SMA Solar Technology AG                                                     54,199   1,349,620       0.0%
#   SMT Scharf AG                                                               18,717     349,369       0.0%
#   Softing AG                                                                  22,308     408,883       0.0%
    Software AG                                                                318,618   8,024,260       0.3%
#*  Solarworld AG                                                                  774      13,911       0.0%
    Stada Arzneimittel AG                                                      298,237  11,491,332       0.4%
    STRATEC Biomedical AG                                                       16,074     851,749       0.0%
    Stroeer Media S.E.                                                         114,489   2,612,559       0.1%
#   Suedzucker AG                                                              262,563   3,655,931       0.1%
#   Surteco SE                                                                   3,550     108,410       0.0%
*   Suss Microtec AG                                                            92,598     547,833       0.0%
    Symrise AG                                                                 114,117   6,433,836       0.2%
    Syzygy AG                                                                   30,656     234,829       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                 --------- ------------ ---------------
GERMANY -- (Continued)
#   TAG Immobilien AG                              455,809 $  5,338,710       0.2%
    Takkt AG                                       135,078    2,106,701       0.1%
    Technotrans AG                                  29,535      314,903       0.0%
    Telegate AG                                      9,259       40,741       0.0%
#   Tipp24 SE                                       30,567    1,470,931       0.1%
*   Tom Tailor Holding AG                           93,383    1,309,169       0.0%
#   Tomorrow Focus AG                              118,269      489,613       0.0%
    TUI AG                                         883,403   13,528,431       0.4%
    UMS United Medical Systems International AG      3,304       39,333       0.0%
    USU Software AG                                  3,377       55,519       0.0%
*   VBH Holding AG                                   9,415       28,936       0.0%
*   VERBIO Vereinigte BioEnergie AG                    796        1,462       0.0%
#   Vossloh AG                                      39,352    2,266,734       0.1%
    VTG AG                                          50,521    1,021,561       0.0%
#   Wacker Chemie AG                                12,207    1,479,232       0.1%
    Wacker Neuson SE                                90,520    1,761,404       0.1%
    Washtec AG                                       5,625       86,798       0.0%
    Wincor Nixdorf AG                              143,454    6,597,484       0.2%
    XING AG                                         11,211    1,190,707       0.0%
                                                           ------------      ----
TOTAL GERMANY                                               468,789,836      14.9%
                                                           ------------      ----
GREECE -- (0.0%)
*   Alfa Alfa Energy SA                              3,810           --       0.0%
*   Alysida SA                                       2,376           --       0.0%
*   Atlantic Supermarkets SA                        34,730           --       0.0%
*   Babis Vovos International Construction SA       21,073           --       0.0%
*   Balafas SA                                      15,200           --       0.0%
*   Bank of Cyprus PCL                           4,342,301           --       0.0%
*   Elektroniki Athinon SA                           7,497          846       0.0%
*   Etma Rayon SA                                   11,242           --       0.0%
*   Informatics SA                                   3,778           --       0.0%
*   Ipirotiki Software & Publications SA            22,110           --       0.0%
*   Lan-Net SA                                      12,688           --       0.0%
*   Neorion Holdings SA                             14,991           --       0.0%
*   Promota Hellas SA                                8,860           --       0.0%
*   T Bank SA                                      228,007           --       0.0%
*   Themeliodomi SA                                 37,422           --       0.0%
                                                           ------------      ----
TOTAL GREECE                                                        846       0.0%
                                                           ------------      ----
IRELAND -- (1.9%)
    Aer Lingus Group P.L.C.                        752,359    1,352,905       0.0%
    C&C Group P.L.C.(B010DT8)                      399,607    1,791,224       0.1%
    C&C Group P.L.C.(B011Y09)                    1,096,205    4,883,032       0.2%
    Dragon Oil P.L.C.                              953,523    8,241,830       0.3%
    FBD Holdings P.L.C.                            125,728    2,080,480       0.1%
    Glanbia P.L.C.(0066950)                        700,613    9,921,252       0.3%
    Glanbia P.L.C.(4058629)                         86,722    1,225,059       0.0%
    IFG Group P.L.C.                               312,257      599,587       0.0%
*   Independent News & Media P.L.C.                806,194      141,502       0.0%
    Irish Continental Group P.L.C.(BLP5857)        350,018    1,222,995       0.0%
    Irish Continental Group P.L.C.(BLP59W1)        234,200      816,001       0.0%
*   Kenmare Resources P.L.C.                     4,546,361      501,713       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                            ------- ----------- ---------------
IRELAND -- (Continued)
    Kingspan Group P.L.C.                                   600,070 $ 9,392,960       0.3%
    Paddy Power P.L.C.(4828974)                              12,708     927,514       0.0%
    Paddy Power P.L.C.(0258810)                             175,221  12,788,109       0.4%
    Smurfit Kappa Group P.L.C.                              564,905  11,671,917       0.4%
                                                                    -----------       ---
TOTAL IRELAND                                                        67,558,080       2.1%
                                                                    -----------       ---
ISRAEL -- (2.3%)
#*  Africa Israel Investments, Ltd.                         624,375   1,003,941       0.0%
    Africa Israel Properties, Ltd.                           63,473     914,244       0.0%
    Africa Israel Residences, Ltd.                              594       8,302       0.0%
*   Airport City, Ltd.                                      160,481   1,467,592       0.1%
*   AL-ROV Israel, Ltd.                                      18,725     548,706       0.0%
    Albaad Massuot Yitzhak, Ltd.                                370       5,304       0.0%
*   Allot Communications, Ltd.                               84,289     954,130       0.0%
#*  Alon Blue Square Israel, Ltd.                            76,012     208,606       0.0%
*   Alrov Properties and Lodgings, Ltd.                      12,098     243,883       0.0%
    Amot Investments, Ltd.                                  384,701   1,215,855       0.0%
    Arad, Ltd.                                                1,053       8,841       0.0%
#*  AudioCodes, Ltd.                                        169,225     791,490       0.0%
#   Avgol Industries 1953, Ltd.                             420,938     353,720       0.0%
*   Azorim-Investment Development & Construction Co., Ltd.  380,820     297,825       0.0%
    Bayside Land Corp.                                        2,774     739,077       0.0%
    Big Shopping Centers 2004, Ltd.                           9,475     385,329       0.0%
*   BioLine RX, Ltd.                                        596,298      80,159       0.0%
    Blue Square Real Estate, Ltd.                             5,096     172,082       0.0%
#*  Brainsway, Ltd.                                          40,895     356,524       0.0%
#   Cellcom Israel, Ltd.                                    248,839   2,557,443       0.1%
*   Ceragon Networks, Ltd.                                   95,438     143,491       0.0%
#*  Clal Biotechnology Industries, Ltd.                     174,162     181,407       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                88,615   1,407,864       0.1%
*   Cohen Development & Industrial Buildings, Ltd.            2,564      83,650       0.0%
#*  Compugen, Ltd.                                          154,700   1,155,380       0.0%
    Delek Automotive Systems, Ltd.                          151,345   1,513,048       0.1%
    Delta-Galil Industries, Ltd.                             47,407   1,256,467       0.0%
    Direct Insurance Financial Investments, Ltd.             47,508     305,942       0.0%
*   El Al Israel Airlines                                    77,144      10,758       0.0%
    Elbit Systems, Ltd.                                      75,608   4,598,859       0.2%
*   Electra Real Estate, Ltd.                                 6,881      12,154       0.0%
    Electra, Ltd.                                             8,082   1,039,086       0.0%
#   Elron Electronic Industries, Ltd.                        62,094     281,334       0.0%
*   Equital, Ltd.                                             3,197      57,868       0.0%
#*  Evogene, Ltd.                                            66,262     755,583       0.0%
#*  EZchip Semiconductor, Ltd.                              134,706   2,782,920       0.1%
    First International Bank Of Israel, Ltd.                 98,118   1,381,776       0.1%
    FMS Enterprises Migun, Ltd.                              10,227     149,218       0.0%
    Formula Systems 1985, Ltd.                               38,789     976,128       0.0%
    Fox Wizel, Ltd.                                          17,805     415,291       0.0%
    Frutarom Industries, Ltd.                               174,875   4,425,186       0.1%
#*  Gilat Satellite Networks, Ltd.                          108,541     543,576       0.0%
    Golf & Co., Ltd.                                         74,605     235,008       0.0%
#*  Hadera Paper, Ltd.                                       10,176     340,215       0.0%
    Harel Insurance Investments & Financial Services, Ltd.  476,409   2,406,326       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES     VALUE++   OF NET ASSETS**
                                                          --------- ----------- ---------------
ISRAEL -- (Continued)
#   Industrial Buildings Corp., Ltd.                        368,990 $   606,431       0.0%
*   Israel Discount Bank, Ltd. Class A                    2,805,708   4,525,097       0.2%
    Israel Land Development Co., Ltd. (The)                  22,310      92,426       0.0%
    Ituran Location and Control, Ltd.                        87,477   1,782,521       0.1%
*   Jerusalem Oil Exploration                                42,458   1,711,529       0.1%
#*  Kamada, Ltd.                                            123,192     511,428       0.0%
    Kerur Holdings, Ltd.                                      2,133      35,327       0.0%
    Maabarot Products, Ltd.                                  21,999     255,281       0.0%
    Magic Software Enterprises, Ltd.                         87,066     593,834       0.0%
    Matrix IT, Ltd.                                         182,457     942,142       0.0%
    Maytronics, Ltd.                                          6,672      13,438       0.0%
#*  Mazor Robotics, Ltd.                                    161,210     933,332       0.0%
    Meitav DS Investments, Ltd.                              38,130     129,727       0.0%
    Melisron, Ltd.                                           52,829   1,412,829       0.1%
    Menorah Mivtachim Holdings, Ltd.                        120,564   1,299,466       0.1%
    Migdal Insurance & Financial Holding, Ltd.            1,213,664   1,657,047       0.1%
#   Mivtach Shamir Holdings, Ltd.                            23,312     655,565       0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                    163,755   1,092,867       0.0%
    Neto ME Holdings, Ltd.                                    5,411     262,097       0.0%
#*  Nitsba Holdings 1995, Ltd.                              130,717   1,917,926       0.1%
*   Nova Measuring Instruments, Ltd.                        111,008   1,105,422       0.0%
*   Oil Refineries, Ltd.                                  4,941,609   1,612,997       0.1%
    Ormat Industries                                        293,852   2,022,219       0.1%
    Osem Investments, Ltd.                                   66,069   1,270,870       0.0%
#*  Partner Communications Co., Ltd.                        392,298   2,624,607       0.1%
    Paz Oil Co., Ltd.                                        20,326   2,872,737       0.1%
*   Perion Network, Ltd.                                     16,455      89,262       0.0%
    Phoenix Holdings, Ltd. (The)                            279,438     819,119       0.0%
    Plasson Industries, Ltd.                                 13,941     524,508       0.0%
#   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.     33,735   1,526,307       0.1%
*   Sapiens International Corp. NV                           70,814     533,087       0.0%
    Shikun & Binui, Ltd.                                    942,924   2,177,327       0.1%
#   Shufersal, Ltd.                                         381,641     943,566       0.0%
*   Space Communication, Ltd.                                17,611     241,720       0.0%
    Strauss Group, Ltd.                                     128,977   2,096,789       0.1%
*   Summit Real Estate Holdings, Ltd.                         6,712      25,497       0.0%
#*  Tower Semiconductor, Ltd.                               143,300   1,435,267       0.1%
*   Union Bank of Israel                                    130,630     502,400       0.0%
                                                                    -----------       ---
TOTAL ISRAEL                                                         81,625,599       2.6%
                                                                    -----------       ---
ITALY -- (8.6%)
#*  A.S. Roma SpA                                           315,805     249,938       0.0%
    A2A SpA                                               4,899,631   4,912,985       0.2%
    ACEA SpA                                                280,731   3,434,689       0.1%
#*  Aeffe SpA                                               173,426     443,875       0.0%
    Aeroporto di Venezia Marco Polo SpA--SAVE                75,847   1,221,920       0.0%
#   Alerion Cleanpower SpA                                   95,190     329,754       0.0%
    Amplifon SpA                                            357,200   2,091,224       0.1%
    Ansaldo STS SpA                                         547,698   6,291,723       0.2%
#*  Arnoldo Mondadori Editore SpA                           521,400     429,988       0.0%
    Ascopiave SpA                                           338,443     793,023       0.0%
#   Astaldi SpA                                             258,925   1,811,345       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                               SHARES     VALUE++   OF NET ASSETS**
                                             ---------- ----------- ---------------
ITALY -- (Continued)
    Atlantia SpA                                 99,543 $ 2,350,937       0.1%
*   Autogrill SpA                               557,135   3,775,956       0.1%
    Azimut Holding SpA                          526,953  12,333,896       0.4%
#*  Banca Carige SpA                         14,916,408   1,251,893       0.0%
#   Banca Finnat Euramerica SpA                 637,043     346,996       0.0%
    Banca Generali SpA                          251,146   6,663,600       0.2%
    Banca IFIS SpA                              102,347   1,802,541       0.1%
*   Banca Monte dei Paschi di Siena SpA       3,737,938   2,859,937       0.1%
*   Banca Popolare dell'Emilia Romagna SC     2,452,950  18,717,677       0.6%
#*  Banca Popolare dell'Etruria e del Lazio   1,093,905     690,795       0.0%
*   Banca Popolare di Milano Scarl           21,335,561  16,081,112       0.5%
#   Banca Popolare di Sondrio SCARL           1,778,650   7,138,525       0.2%
#   Banca Profilo SpA                           964,900     394,009       0.0%
    Banco di Desio e della Brianza SpA          232,296     732,677       0.0%
#*  Banco Popolare SC                           671,351   9,752,191       0.3%
*   BasicNet SpA                                128,628     377,272       0.0%
#*  Beghelli SpA                                403,187     198,026       0.0%
    Biesse SpA                                   54,004     518,971       0.0%
    Brembo SpA                                  162,145   5,376,954       0.2%
#*  Brioschi Sviluppo Immobiliare SpA           174,780      20,189       0.0%
#   Brunello Cucinelli SpA                       69,029   1,398,686       0.1%
    Buzzi Unicem SpA                            345,786   4,678,813       0.2%
    Cairo Communication SpA                     113,404     762,290       0.0%
*   Caltagirone Editore SpA                       6,277       7,988       0.0%
#*  Carraro SpA                                 113,633     247,837       0.0%
    Cembre SpA                                   40,330     509,030       0.0%
    Cementir Holding SpA                        336,239   2,020,310       0.1%
*   CIR-Compagnie Industriali Riunite SpA     1,837,842   1,843,247       0.1%
    Credito Emiliano SpA                        376,390   2,900,321       0.1%
#*  Credito Valtellinese SC                   4,865,429   5,038,008       0.2%
#   d'Amico International Shipping SA           491,250     222,597       0.0%
    Danieli & C Officine Meccaniche SpA          58,967   1,375,829       0.1%
    Datalogic SpA                               101,899   1,173,377       0.0%
    Davide Campari-Milano SpA                 1,340,652   9,641,396       0.3%
    De' Longhi                                  275,556   5,392,846       0.2%
*   DeA Capital SpA                             241,155     443,622       0.0%
*   Delclima                                    238,104     441,441       0.0%
#   DiaSorin SpA                                 93,702   3,614,797       0.1%
#*  Ei Towers SpA                                52,591   2,637,289       0.1%
    El.En. SpA                                    4,602     129,308       0.0%
    Elica SpA                                     4,665       9,347       0.0%
    Engineering SpA                              22,036   1,065,735       0.0%
    ERG SpA                                     245,365   2,813,514       0.1%
    Esprinet SpA                                145,673   1,203,825       0.0%
*   Eurotech SpA                                122,818     239,005       0.0%
    Falck Renewables SpA                        518,528     657,247       0.0%
*   Finmeccanica SpA                          1,840,364  16,630,273       0.5%
    FNM SpA                                     571,781     414,096       0.0%
    Gas Plus SpA                                 14,596      67,300       0.0%
#*  Geox SpA                                    385,336   1,179,371       0.0%
#*  Gruppo Editoriale L'Espresso SpA            670,242     717,212       0.0%
#   Gruppo MutuiOnline SpA                       51,809     306,611       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           PERCENTAGE
                                                    SHARES     VALUE++   OF NET ASSETS**
                                                   --------- ----------- ---------------
ITALY -- (Continued)
    GTECH SpA                                        296,888 $ 6,919,554       0.2%
    Hera SpA                                       2,996,036   7,890,019       0.3%
*   IMMSI SpA                                        743,533     457,254       0.0%
#*  Indesit Co. SpA                                  185,473   2,551,118       0.1%
    Industria Macchine Automatiche SpA                58,626   2,298,558       0.1%
*   Intek Group SpA                                1,654,192     713,232       0.0%
    Interpump Group SpA                              317,190   4,136,598       0.1%
    Iren SpA                                       2,106,404   2,547,134       0.1%
#   Italcementi SpA                                  653,825   3,744,575       0.1%
    Italmobiliare SpA                                 46,873   1,114,472       0.0%
#*  Juventus Football Club SpA                     1,920,486     532,126       0.0%
    La Doria SpA                                      25,763     198,499       0.0%
#*  Landi Renzo SpA                                  203,171     252,144       0.0%
#*  Maire Tecnimont SpA                              512,867   1,094,148       0.0%
    MARR SpA                                         157,876   2,517,613       0.1%
*   Mediaset SpA                                   2,510,800   8,410,934       0.3%
    Nice SpA                                          43,840     149,269       0.0%
#*  Piaggio & C SpA                                  794,080   2,220,497       0.1%
*   Prelios SpA                                       33,073      10,853       0.0%
#*  Prima Industrie SpA                               12,247     198,410       0.0%
    Prysmian SpA                                     930,455  16,125,875       0.5%
#*  RCS MediaGroup SpA                               264,605     279,137       0.0%
    Recordati SpA                                    428,895   7,421,036       0.2%
#*  Reno de Medici SpA                               330,009     115,233       0.0%
    Reply SpA                                         20,891   1,541,578       0.1%
#*  Retelit SpA                                      530,560     393,406       0.0%
*   Richard-Ginori 1735 SpA                            8,489          --       0.0%
    Sabaf SpA                                         24,109     390,175       0.0%
#   SAES Getters SpA                                  30,068     227,701       0.0%
#*  Safilo Group SpA                                 149,871   2,032,043       0.1%
*   Salini Impregilo SpA                             464,559   1,283,768       0.0%
#   Salvatore Ferragamo SpA                          200,318   4,739,550       0.2%
#*  Saras SpA                                      1,029,394   1,050,657       0.0%
    Servizi Italia SpA                                34,833     181,179       0.0%
#*  Snai SpA                                         117,457     183,989       0.0%
#   Societa Cattolica di Assicurazioni SCRL          197,763   3,062,932       0.1%
    Societa Iniziative Autostradali e Servizi SpA    251,980   2,524,772       0.1%
#*  Sogefi SpA                                       220,168     573,069       0.0%
    SOL SpA                                          166,511   1,333,874       0.0%
*   Sorin SpA                                      1,247,455   2,791,202       0.1%
    Tamburi Investment Partners SpA                   37,478     119,061       0.0%
#*  Telecom Italia Media SpA                          20,639      24,581       0.0%
#*  Tiscali SpA                                    4,911,522     260,074       0.0%
#   Tod's SpA                                         52,657   4,858,178       0.2%
#   Trevi Finanziaria Industriale SpA                154,707     556,323       0.0%
#   TXT e-solutions SpA                               17,994     177,942       0.0%
*   Uni Land SpA                                      51,835          --       0.0%
    Unione di Banche Italiane SCPA                   632,478   4,967,161       0.2%
    Unipol Gruppo Finanziario SpA                    970,174   4,693,248       0.2%
    UnipolSai SpA                                  1,778,257   4,781,266       0.2%
    Vianini Lavori SpA                               175,180   1,061,708       0.0%
    Vittoria Assicurazioni SpA                       121,346   1,338,117       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
ITALY -- (Continued)
#*  World Duty Free SpA                    553,509 $  4,699,732       0.2%
#*  Yoox SpA                               183,930    3,400,798       0.1%
    Zignago Vetro SpA                      147,723    1,017,693       0.0%
                                                   ------------       ---
TOTAL ITALY                                         309,341,251       9.8%
                                                   ------------       ---
NETHERLANDS -- (5.2%)
    Aalberts Industries NV                 507,343   13,523,613       0.4%
    Accell Group                           111,594    1,780,428       0.1%
*   AFC Ajax NV                             18,134      210,142       0.0%
#*  AMG Advanced Metallurgical Group NV    160,659    1,326,767       0.0%
    Amsterdam Commodities NV                86,709    1,948,588       0.1%
#*  APERAM                                 262,538    7,553,718       0.2%
    Arcadis NV                             306,708    9,435,318       0.3%
    ASM International NV                   261,882   10,494,322       0.3%
*   Atag Group NV                            4,630           --       0.0%
*   Ballast Nedam NV                        16,152       51,081       0.0%
    BE Semiconductor Industries NV         164,367    3,130,744       0.1%
    Beter Bed Holding NV                    92,587    1,906,155       0.1%
    BinckBank NV                           319,629    3,167,739       0.1%
#   Brunel International NV                106,923    2,403,311       0.1%
#   Corbion NV                             220,713    3,568,330       0.1%
    Delta Lloyd NV                       1,074,736   24,496,720       0.8%
    DOCdata NV                              22,463      509,760       0.0%
    Exact Holding NV                        73,987    2,914,055       0.1%
#   Fugro NV                               289,955    3,997,929       0.1%
#*  Galapagos NV                           135,272    1,884,009       0.1%
#*  Grontmij                               363,482    1,675,293       0.1%
#   Heijmans NV                            109,079    1,484,775       0.1%
    Hunter Douglas NV                        8,819      365,523       0.0%
    KAS Bank NV                             71,860      869,026       0.0%
    Kendrion NV                             57,956    1,618,025       0.1%
#   Koninklijke BAM Groep NV             1,376,686    3,301,397       0.1%
#   Koninklijke Ten Cate NV                151,409    3,414,909       0.1%
    Koninklijke Wessanen NV                445,498    2,848,693       0.1%
*   Macintosh Retail Group NV               53,398      329,154       0.0%
    Nederland Apparatenfabriek              28,810    1,000,707       0.0%
    Nutreco NV                             360,777   18,070,377       0.6%
#*  Ordina NV                              414,015      679,405       0.0%
*   PostNL NV                            2,402,055   10,209,570       0.3%
#*  Royal Imtech NV                        220,408    1,207,769       0.0%
#*  SBM Offshore NV                        962,257   12,044,543       0.4%
    Sligro Food Group NV                   109,416    4,039,710       0.1%
#*  SNS Reaal NV                           705,718           --       0.0%
*   Telegraaf Media Groep NV               175,800    1,370,588       0.1%
    TKH Group NV                           191,623    5,805,954       0.2%
    TNT Express NV                       2,283,752   13,274,323       0.4%
*   TomTom NV                              562,433    4,085,669       0.1%
    USG People NV                          394,977    3,962,327       0.1%
    Van Lanschot NV                          4,807      107,626       0.0%
                                                   ------------       ---
TOTAL NETHERLANDS                                   186,068,092       5.9%
                                                   ------------       ---

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                            --------- ---------- ---------------
NORWAY -- (2.7%)
    ABG Sundal Collier Holding ASA                          1,442,274 $1,058,503       0.0%
    AF Gruppen ASA                                              2,718     30,217       0.0%
#   Akastor ASA                                                32,644    112,440       0.0%
    Aker ASA Class A                                            1,221     29,792       0.0%
#   American Shipping ASA                                     201,597  1,315,603       0.1%
*   Archer, Ltd.                                            1,343,545  1,294,898       0.0%
    Arendals Fossekompani A.S.                                     90     26,689       0.0%
#   Atea ASA                                                  316,134  3,456,449       0.1%
    Austevoll Seafood ASA                                     374,420  2,434,807       0.1%
    Bakkafrost P/F                                            171,127  4,184,235       0.1%
#*  Bionor Pharma ASA                                         671,325    289,910       0.0%
#*  Biotec Pharmacon ASA                                      139,685    337,361       0.0%
    Bonheur ASA                                                68,100    852,570       0.0%
    BW Offshore, Ltd.                                       1,675,415  2,056,958       0.1%
    Deep Sea Supply P.L.C.                                    685,549    776,346       0.0%
#*  Det Norske Oljeselskap ASA                                380,948  2,465,698       0.1%
*   DNO ASA                                                 1,902,300  4,608,823       0.2%
*   DOF ASA                                                   203,869    594,520       0.0%
#*  Dolphin Group A.S.                                        952,621    408,313       0.0%
    Ekornes ASA                                               115,368  1,231,532       0.0%
#*  Electromagnetic GeoServices                               836,517    445,853       0.0%
    Eltek ASA                                               1,292,456  1,876,389       0.1%
    Evry ASA                                                  267,383    674,259       0.0%
    Farstad Shipping ASA                                       65,666    757,416       0.0%
    Fred Olsen Energy ASA                                      32,748    349,468       0.0%
#*  Frontline, Ltd.                                           315,420    445,905       0.0%
#*  Funcom NV                                                  57,013     36,791       0.0%
#   Ganger Rolf ASA                                            58,809    736,682       0.0%
#   Golden Ocean Group, Ltd.                                1,361,217  1,656,731       0.1%
*   Grieg Seafood ASA                                         165,114    703,445       0.0%
*   Havila Shipping ASA                                        22,400     89,818       0.0%
#   Hexagon Composites ASA                                    326,044  1,356,793       0.1%
#*  Hoegh LNG Holdings, Ltd.                                  189,214  2,440,638       0.1%
#*  Hurtigruten ASA                                           915,208    930,847       0.0%
*   Kongsberg Automotive ASA                                2,023,491  1,936,196       0.1%
#   Kvaerner ASA                                              807,447  1,064,445       0.0%
    Leroey Seafood Group ASA                                   85,504  3,234,567       0.1%
#*  Nordic Semiconductor ASA                                  580,280  3,269,041       0.1%
#*  Norske Skogindustrier ASA                                 714,239    380,723       0.0%
    Northern Offshore, Ltd.                                   350,656    436,715       0.0%
#*  Norwegian Air Shuttle ASA                                 130,053  4,199,162       0.1%
#*  Odfjell SE Class A                                        138,810    543,772       0.0%
    Olav Thon Eiendomsselskap ASA                             128,520  2,248,452       0.1%
    Opera Software ASA                                        486,684  6,094,750       0.2%
#*  Panoro Energy ASA                                       1,223,751    468,300       0.0%
#   Petroleum Geo-Services ASA                                394,979  1,961,785       0.1%
*   PhotoCure ASA                                              52,582    143,239       0.0%
    Prosafe SE                                                938,578  4,294,044       0.1%
*   Q-Free ASA                                                143,444    254,429       0.0%
#*  REC Silicon ASA                                         8,597,924  3,437,409       0.1%
*   REC Solar ASA                                             138,239  1,848,443       0.1%
    Salmar ASA                                                136,875  2,466,014       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            PERCENTAGE
                                                    SHARES      VALUE++   OF NET ASSETS**
                                                  ----------- ----------- ---------------
NORWAY -- (Continued)
#*  Sevan Drilling A.S.                             1,103,557 $   158,326       0.0%
#   Sevan Marine ASA                                  129,032     421,367       0.0%
    Siem Offshore, Inc.                               606,183     469,871       0.0%
    Solstad Offshore ASA                               64,644     786,162       0.0%
#*  Songa Offshore                                  1,411,972     487,319       0.0%
    SpareBank 1 SMN                                   131,684   1,170,966       0.0%
#   SpareBank 1 SR Bank ASA                           153,761   1,322,673       0.1%
    Stolt-Nielsen, Ltd.                                76,704   1,382,046       0.1%
*   Storebrand ASA                                    319,415   1,637,770       0.1%
#   Tomra Systems ASA                                 669,803   5,017,684       0.2%
*   TTS Group ASA                                     180,762     103,393       0.0%
    Veidekke ASA                                      352,575   3,424,386       0.1%
#   Wilh Wilhelmsen ASA                               141,127   1,027,403       0.0%
    Wilh Wilhelmsen Holding ASA Class A                65,996   1,758,303       0.1%
                                                              -----------       ---
TOTAL NORWAY                                                   97,515,854       3.1%
                                                              -----------       ---
PORTUGAL -- (1.4%)
#   Altri SGPS SA                                     597,102   1,669,522       0.1%
#*  Banco BPI SA                                    2,123,556   4,159,409       0.1%
*   Banco Comercial Portugues SA                  116,756,305  13,196,571       0.4%
#*  Banco Espirito Santo SA                         4,777,921          --       0.0%
    Corticeira Amorim SGPS SA                         207,426     780,819       0.0%
    EDP Renovaveis SA                                 366,811   2,384,874       0.1%
    Ibersol SGPS SA                                    20,401     189,277       0.0%
#*  Impresa SGPS SA                                   187,798     235,580       0.0%
    Mota-Engil SGPS SA                                363,210   1,905,890       0.1%
    NOS SGPS                                        1,060,020   6,081,419       0.2%
#   Novabase SGPS SA                                   65,729     197,619       0.0%
    Portucel SA                                       895,166   3,331,646       0.1%
#   Portugal Telecom SGPS SA                        1,886,010   3,089,112       0.1%
    REN--Redes Energeticas Nacionais SGPS SA          914,989   2,836,177       0.1%
    Semapa-Sociedade de Investimento e Gestao         315,847   3,821,989       0.1%
*   Sonae Capital SGPS SA                              58,125      21,099       0.0%
#*  Sonae Industria SGPS SA                           443,755      99,903       0.0%
    Sonae SGPS SA                                   4,329,208   5,806,487       0.2%
*   Sumol + Compal SA                                  67,967      95,156       0.0%
#   Teixeira Duarte SA                                734,737     725,473       0.0%
                                                              -----------       ---
TOTAL PORTUGAL                                                 50,628,022       1.6%
                                                              -----------       ---
SPAIN -- (5.6%)
#   Abengoa SA                                        204,834     907,856       0.0%
#   Abengoa SA Class B                              1,852,248   7,828,765       0.3%
*   Acciona SA                                        114,235   7,983,711       0.3%
#   Acerinox SA                                       539,253   8,023,860       0.3%
    Adveo Group International SA                       53,936     980,229       0.0%
*   Almirall SA                                       264,847   4,343,334       0.1%
#   Atresmedia Corp de Medios de Comunicacion SA      312,481   4,585,491       0.1%
*   Azkoyen SA                                         64,022     150,938       0.0%
    Bankinter SA                                      640,971   5,302,437       0.2%
#*  Baron de Ley                                       13,910   1,262,148       0.0%
#   Bolsas y Mercados Espanoles SA                    387,022  14,724,818       0.5%
#*  Caja de Ahorros del Mediterraneo                  116,412          --       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                      --------- ------------ ---------------
SPAIN -- (Continued)
#*  Cementos Portland Valderrivas SA                                     61,586 $    328,347       0.0%
#   Cie Automotive SA                                                   152,898    2,074,329       0.1%
    Clinica Baviera SA                                                    3,698       34,154       0.0%
#   Construcciones y Auxiliar de Ferrocarriles SA                         7,909    2,633,231       0.1%
#*  Deoleo SA                                                         2,677,780    1,242,252       0.0%
#   Dinamia Capital Privado Sociedad de Capital Riesgo SA                20,438      191,894       0.0%
#   Duro Felguera SA                                                    414,786    1,878,816       0.1%
    Ebro Foods SA                                                       378,733    6,779,029       0.2%
#   Elecnor SA                                                          198,254    2,211,222       0.1%
    Ence Energia y Celulosa SA                                          992,257    2,149,053       0.1%
*   Ercros SA                                                           483,625      287,601       0.0%
    Faes Farma SA                                                     1,262,957    2,933,768       0.1%
#   Fluidra SA                                                          160,834      526,779       0.0%
#*  Fomento de Construcciones y Contratas SA                            264,825    4,871,932       0.2%
*   Gamesa Corp. Tecnologica SA                                       1,146,125   11,315,727       0.4%
    Grupo Catalana Occidente SA                                         204,400    6,167,041       0.2%
#*  Grupo Ezentis SA                                                    734,642      662,630       0.0%
    Iberpapel Gestion SA                                                 26,401      398,505       0.0%
#   Indra Sistemas SA                                                   503,884    5,566,605       0.2%
#*  Inmobiliaria Colonial SA                                          1,524,880    1,075,888       0.0%
    Inmobiliaria del Sur SA                                               2,902       25,884       0.0%
*   Jazztel P.L.C.                                                    1,097,205   17,541,651       0.6%
    Laboratorios Farmaceuticos Rovi SA                                   70,934      760,209       0.0%
*   Mediaset Espana Comunicacion SA                                     858,650   10,779,784       0.3%
#   Melia Hotels International SA                                       239,072    2,391,475       0.1%
#   Miquel y Costas & Miquel SA                                          37,628    1,318,446       0.0%
#*  Natra SA                                                            160,272      243,339       0.0%
#*  NH Hotel Group SA                                                   673,183    3,073,692       0.1%
#   Obrascon Huarte Lain SA                                             193,959    5,670,443       0.2%
#   Papeles y Cartones de Europa SA                                     241,915    1,263,550       0.0%
*   Pescanova SA                                                         68,547           --       0.0%
    Prim SA                                                              39,424      313,087       0.0%
#*  Promotora de Informaciones SA Class A                             4,268,293    1,207,275       0.0%
    Prosegur Cia de Seguridad SA                                      1,160,846    6,818,486       0.2%
#*  Quabit Inmobiliaria SA                                            1,474,470      148,251       0.0%
#*  Realia Business SA                                                  503,895      734,791       0.0%
#*  Sacyr SA                                                          1,463,558    6,430,634       0.2%
*   Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA     75,494        3,477       0.0%
#*  Solaria Energia y Medio Ambiente SA                                 207,171      235,074       0.0%
#   Tecnicas Reunidas SA                                                151,645    7,470,520       0.2%
*   Telecomunicaciones y Energia                                        146,125      252,190       0.0%
    Tubacex SA                                                          520,966    2,215,504       0.1%
    Tubos Reunidos SA                                                   495,225    1,450,596       0.1%
    Vidrala SA                                                           77,869    3,093,663       0.1%
#   Viscofan SA                                                         224,736   13,214,604       0.4%
*   Vocento SA                                                          219,517      420,241       0.0%
*   Zeltia SA                                                           991,039    3,234,212       0.1%
                                                                                ------------       ---
TOTAL SPAIN                                                                      199,733,468       6.3%
                                                                                ------------       ---
SWEDEN -- (9.2%)
    AAK AB                                                              115,202    6,248,298       0.2%
#   Acando AB                                                           418,037      644,075       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                               PERCENTAGE
                                                        SHARES     VALUE++   OF NET ASSETS**
                                                       --------- ----------- ---------------
SWEDEN -- (Continued)
    AddNode Group AB                                      22,737 $   132,312       0.0%
#   AddTech AB Class B                                   263,102   3,729,282       0.1%
    AF AB Class B                                        277,090   4,199,248       0.1%
#*  Arise AB                                              36,861      84,694       0.0%
    Atrium Ljungberg AB Class B                           32,776     458,639       0.0%
#   Avanza Bank Holding AB                                77,362   2,464,992       0.1%
#   Axfood AB                                             94,702   5,827,470       0.2%
#   Axis Communications AB                               192,280   5,256,235       0.2%
    B&B Tools AB Class B                                 110,669   2,074,734       0.1%
#*  BE Group AB                                          215,340     184,315       0.0%
    Beijer Alma AB                                        91,817   2,136,520       0.1%
    Beijer Electronics AB                                 55,826     414,156       0.0%
    Beijer Ref AB Class B                                 64,437   1,170,411       0.0%
    Betsson AB                                           152,884   5,401,750       0.2%
    Bilia AB Class A                                     113,425   3,219,750       0.1%
    BillerudKorsnas AB                                   689,767  10,060,787       0.3%
    BioGaia AB Class B                                    61,692   1,571,893       0.1%
#   Biotage AB                                           189,388     301,826       0.0%
#   Bjoern Borg AB                                        86,437     262,673       0.0%
#   Bulten AB                                             53,182     443,284       0.0%
    Bure Equity AB                                       326,825   1,369,689       0.0%
    Byggmax Group AB                                     232,417   1,442,349       0.1%
    Castellum AB                                         752,681  11,542,461       0.4%
    Catena AB                                             55,547     754,809       0.0%
#   Cavotec SA                                            16,457      53,825       0.0%
#*  CDON Group AB                                        201,292     544,172       0.0%
    Clas Ohlson AB Class B                               180,273   3,106,824       0.1%
*   Cloetta AB Class B                                   808,515   2,347,515       0.1%
    Concentric AB                                        202,603   2,479,040       0.1%
*   Concordia Maritime AB Class B                         78,854     118,322       0.0%
    Corem Property Group AB Class B                        2,226       7,290       0.0%
*   CyberCom Group AB                                    385,158     136,524       0.0%
    Dios Fastigheter AB                                  171,208   1,159,985       0.0%
#   Doro AB                                               94,731     417,205       0.0%
    Duni AB                                              183,725   2,619,543       0.1%
#*  East Capital Explorer AB                              47,726     316,218       0.0%
#   Enea AB                                               63,008     516,444       0.0%
#*  Eniro AB                                             447,545     492,536       0.0%
    Fabege AB                                            590,552   7,580,722       0.2%
#   Fagerhult AB                                          54,969   1,014,590       0.0%
*   Fastighets AB Balder                                 279,717   3,644,550       0.1%
*   Fenix Outdoor International AG                         8,476     377,647       0.0%
    Gunnebo AB                                           206,334   1,042,987       0.0%
    Haldex AB                                            226,180   2,775,889       0.1%
#   Heba Fastighets AB Class B                            43,722     487,747       0.0%
    Hexpol AB                                            115,947  10,272,583       0.3%
    HIQ International AB                                 260,002   1,406,675       0.1%
    HMS Networks AB                                        7,040     142,733       0.0%
    Holmen AB Class B                                    273,916   9,065,956       0.3%
    Hufvudstaden AB Class A                              189,483   2,458,726       0.1%
    Husqvarna AB Class A                                  17,472     129,521       0.0%
    Husqvarna AB Class B                               1,389,669  10,375,459       0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                             SHARES     VALUE++   OF NET ASSETS**
                                            --------- ----------- ---------------
SWEDEN -- (Continued)
    ICA Gruppen AB                             24,928 $   998,133       0.0%
    Industrial & Financial Systems Class B     89,522   2,787,585       0.1%
    Indutrade AB                               67,866   2,740,533       0.1%
    Intrum Justitia AB                        356,885  10,628,641       0.3%
    JM AB                                     372,482  12,039,459       0.4%
*   Kambi Group P.L.C. Class B                 40,650     388,202       0.0%
*   KappAhl AB                                277,470   1,538,010       0.1%
#*  Karolinska Development AB Class B          90,079     153,607       0.0%
    Klovern AB                                387,861   1,974,641       0.1%
    KNOW IT AB                                 75,523     552,135       0.0%
    Kungsleden AB                             697,243   4,349,503       0.1%
    Lagercrantz AB Class B                     79,921   1,515,004       0.1%
*   Lindab International AB                   330,563   3,039,221       0.1%
    Loomis AB Class B                         318,925   8,786,080       0.3%
    Meda AB Class A                           787,818  10,317,333       0.3%
#*  Medivir AB Class B                        157,903   2,666,374       0.1%
#   Mekonomen AB                              100,488   2,119,596       0.1%
    Modern Times Group AB Class B             248,542   7,683,915       0.2%
    MQ Holding AB                              96,071     437,451       0.0%
    Mycronic AB                               390,070   1,059,383       0.0%
    NCC AB Class A                             18,240     537,583       0.0%
#   NCC AB Class B                            315,406   9,277,685       0.3%
    Nederman Holding AB                         3,680      77,105       0.0%
    Net Entertainment NE AB                   151,050   4,667,573       0.2%
*   Net Insight AB Class B                  1,317,366     541,720       0.0%
    New Wave Group AB Class B                 205,564     945,651       0.0%
    Nibe Industrier AB Class B                362,119   9,612,184       0.3%
    Nobia AB                                  666,139   5,414,907       0.2%
    Nolato AB Class B                         105,172   2,431,957       0.1%
    Nordnet AB Class B                        401,993   1,418,637       0.1%
    OEM International AB Class B               45,688     593,457       0.0%
#   Oriflame Cosmetics SA                     117,418   2,052,491       0.1%
#*  PA Resources AB                            35,211      13,585       0.0%
    Peab AB                                   752,981   5,112,040       0.2%
#*  Pricer AB Class B                         452,718     337,893       0.0%
    Proact IT Group AB                         41,297     454,233       0.0%
    Proffice AB Class B                       271,921     687,436       0.0%
#   Ratos AB Class B                          880,217   5,907,647       0.2%
*   RaySearch Laboratories AB                   2,011      11,299       0.0%
*   Rezidor Hotel Group AB                    418,144   1,825,800       0.1%
    Saab AB Class B                           256,897   6,938,054       0.2%
    Sagax AB Class B                           48,648     241,874       0.0%
#*  SAS AB                                    643,871     990,945       0.0%
*   Seamless Distribution AB                   15,493      43,085       0.0%
    Sectra AB Class B                          38,137     487,144       0.0%
    Securitas AB Class B                      472,423   5,227,648       0.2%
    Semcon AB                                  85,074     623,032       0.0%
    SkiStar AB                                104,766   1,199,665       0.0%
#*  SSAB AB Class A(B17H0S8)                  834,811   6,057,771       0.2%
*   SSAB AB Class A(BPRBWK4)                  201,926   1,436,065       0.1%
*   SSAB AB Class B(B17H3F6)                  352,706   2,258,901       0.1%
*   SSAB AB Class B(BPRBWM6)                  532,819   3,446,833       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                            --------- ------------ ---------------
SWEDEN -- (Continued)
    Sweco AB Class B                          184,680 $  2,572,524       0.1%
*   Swedish Orphan Biovitrum AB               612,905    7,009,983       0.2%
#   Swedol AB Class B                          37,176       92,851       0.0%
#   Systemair AB                               36,442      482,642       0.0%
#   TradeDoubler AB                           202,211      212,185       0.0%
#*  Transcom WorldWide SA                   1,484,801      220,918       0.0%
#   Transmode AB                               76,041      564,990       0.0%
    Trelleborg AB Class B                     268,725    4,600,663       0.2%
    Tribona AB                                109,359      551,804       0.0%
    Unibet Group P.L.C.                       135,490    7,809,623       0.3%
    Uniflex AB                                 12,408       39,074       0.0%
    VBG Group AB Class B                          137        2,043       0.0%
    Vitrolife AB                               64,372    1,303,360       0.0%
#   Wallenstam AB Class B                     399,066    6,020,910       0.2%
    Wihlborgs Fastigheter AB                  289,738    5,081,515       0.2%
                                                      ------------      ----
TOTAL SWEDEN                                           329,699,671      10.5%
                                                      ------------      ----
SWITZERLAND -- (11.7%)
*   Advanced Digital Broadcast Holdings SA      2,179       26,219       0.0%
    AFG Arbonia-Forster Holding AG             79,104    1,930,875       0.1%
    Allreal Holding AG                         54,403    7,201,212       0.2%
#   Alpiq Holding AG                            4,430      445,698       0.0%
    ALSO Holding AG                            16,195      883,745       0.0%
    ams AG                                    305,882   10,968,617       0.4%
    APG SGA SA                                  7,563    2,202,115       0.1%
    Ascom Holding AG                          183,217    2,689,331       0.1%
    Autoneum Holding AG                        16,853    2,808,308       0.1%
#   Bachem Holding AG Class B                  24,136    1,227,566       0.0%
    Bank Coop AG                               31,671    1,398,505       0.0%
    Banque Cantonale de Geneve                  4,098      905,123       0.0%
    Banque Cantonale du Jura                    4,442      288,042       0.0%
    Banque Cantonale Vaudoise                   4,820    2,581,502       0.1%
#   Basler Kantonalbank                         5,246      349,862       0.0%
    Belimo Holding AG                           1,953    4,847,208       0.2%
    Bell AG                                       363      838,026       0.0%
#   Bellevue Group AG                          31,835      404,891       0.0%
#   Berner Kantonalbank AG                     23,232    4,341,858       0.1%
    BKW AG                                     41,092    1,236,376       0.0%
    Bobst Group SA                             45,114    1,963,577       0.1%
    Bossard Holding AG Class A                 31,498    3,192,576       0.1%
    Bucher Industries AG                       33,342    8,469,296       0.3%
    Burckhardt Compression Holding AG          12,035    5,156,279       0.2%
    Burkhalter Holding AG                      19,697    1,668,797       0.1%
    Calida Holding AG                          20,978      810,597       0.0%
    Carlo Gavazzi Holding AG                    1,463      346,609       0.0%
    Cham Paper Holding AG                       1,958      490,288       0.0%
*   Charles Voegele Holding AG                 43,316      659,942       0.0%
    Cicor Technologies                          5,936      208,627       0.0%
    Cie Financiere Tradition SA                 9,139      410,013       0.0%
    Clariant AG                               328,741    5,734,240       0.2%
    Coltene Holding AG                         16,093    1,000,427       0.0%
    Conzzeta AG                                 1,513    5,338,647       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
  SWITZERLAND -- (Continued)
      Cosmo Pharmaceuticals SpA             1,287 $   202,291       0.0%
      Daetwyler Holding AG                 30,469   3,862,971       0.1%
  #   DKSH Holding AG                      64,485   4,767,987       0.2%
  *   Dufry AG                            105,189  15,165,112       0.5%
      Edmond de Rothschild Suisse SA          157   2,497,018       0.1%
      EFG International AG                242,627   2,522,657       0.1%
  *   Elma Electronic AG                      267     110,662       0.0%
      Emmi AG                              13,244   4,681,185       0.2%
  #   Energiedienst Holding AG             71,249   2,333,201       0.1%
  #   Feintool International Holding AG     4,564     415,623       0.0%
      Flughafen Zuerich AG                 19,754  12,587,599       0.4%
      Forbo Holding AG                      6,983   7,253,419       0.2%
  #   Galenica AG                          11,348   9,710,825       0.3%
      GAM Holding AG                      828,863  14,155,213       0.5%
      Gategroup Holding AG                121,765   2,743,781       0.1%
      Georg Fischer AG                     20,425  11,796,958       0.4%
      Gurit Holding AG                      1,837     769,388       0.0%
      Helvetia Holding AG                  32,824  15,608,324       0.5%
      HOCHDORF Holding AG                      57       8,056       0.0%
      Huber & Suhner AG                    54,209   2,674,042       0.1%
      Implenia AG                          65,242   3,517,545       0.1%
  #   Inficon Holding AG                    8,291   2,586,717       0.1%
      Interroll Holding AG                  2,973   1,690,472       0.1%
      Intershop Holdings AG                 6,009   2,217,707       0.1%
      Jungfraubahn Holding AG               3,095     242,878       0.0%
      Kaba Holding AG Class B              14,125   6,734,397       0.2%
      Kardex AG                            32,641   1,476,615       0.0%
  #   Komax Holding AG                     16,979   2,501,792       0.1%
      Kudelski SA                         201,663   2,571,947       0.1%
      Kuoni Reisen Holding AG              15,564   4,243,087       0.1%
  #   LEM Holding SA                        3,667   2,751,889       0.1%
      Liechtensteinische Landesbank AG     21,376     857,894       0.0%
  *   LifeWatch AG                         22,589     215,649       0.0%
  #   Logitech International SA           730,221  10,338,299       0.3%
      Lonza Group AG                      216,869  23,896,040       0.8%
  #   Luzerner Kantonalbank AG             17,399   6,293,239       0.2%
      MCH Group AG                          1,404      93,423       0.0%
      Metall Zug AG                           701   1,728,481       0.1%
  #*  Meyer Burger Technology AG          408,473   3,445,723       0.1%
      Micronas Semiconductor Holding AG   155,041   1,037,182       0.0%
  *   Mobilezone Holding AG               142,129   1,513,396       0.1%
      Mobimo Holding AG                    27,873   5,494,012       0.2%
      Nobel Biocare Holding AG            535,961   9,492,382       0.3%
      OC Oerlikon Corp. AG                858,856  10,867,135       0.3%
  *   Orascom Development Holding AG       62,283   1,087,212       0.0%
  #*  Orell Fuessli Holding AG              5,198     502,934       0.0%
      Orior AG                             24,395   1,318,920       0.0%
      Panalpina Welttransport Holding AG   42,342   5,485,072       0.2%
  *   Parco Industriale e Immobiliare SA      600          --       0.0%
      Phoenix Mecano AG                     3,100   1,401,289       0.0%
      PSP Swiss Property AG               148,327  12,730,412       0.4%
      Rieter Holding AG                    17,214   3,178,942       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                        SHARES      VALUE++     OF NET ASSETS**
                                                       --------- -------------- ---------------
SWITZERLAND -- (Continued)
    Romande Energie Holding SA                             2,714 $    3,015,678       0.1%
    Schaffner Holding AG                                   2,861        828,172       0.0%
*   Schmolz + Bickenbach AG                            2,540,584      3,067,913       0.1%
    Schweiter Technologies AG                              4,466      3,219,567       0.1%
    Siegfried Holding AG                                  18,452      2,836,173       0.1%
    St Galler Kantonalbank AG                             10,381      3,754,576       0.1%
    Straumann Holding AG                                  47,712     11,746,936       0.4%
    Sulzer AG                                             68,358      7,791,374       0.3%
    Swiss Life Holding AG                                 22,804      5,232,166       0.2%
*   Swisslog Holding AG                                1,022,294      1,425,185       0.0%
    Swissquote Group Holding SA                           47,450      1,479,940       0.0%
    Tamedia AG                                            14,891      1,954,917       0.1%
    Tecan Group AG                                        23,852      2,519,230       0.1%
    Temenos Group AG                                     306,592     10,704,161       0.3%
#*  Tornos Holding AG                                     38,028        227,034       0.0%
    U-Blox AG                                             27,815      3,760,151       0.1%
*   Valartis Group AG                                      1,365         23,233       0.0%
    Valiant Holding AG                                    64,927      5,678,852       0.2%
    Valora Holding AG                                     15,404      3,190,613       0.1%
    Vaudoise Assurances Holding SA Class B                 4,108      1,796,591       0.1%
    Vetropack Holding AG                                     877      1,497,359       0.1%
#*  Von Roll Holding AG                                  258,978        374,110       0.0%
#   Vontobel Holding AG                                  121,104      4,401,708       0.1%
    VP Bank AG                                            17,235      1,429,209       0.0%
    Walliser Kantonalbank                                  1,440      1,087,029       0.0%
*   Walter Meier AG                                       23,690        948,529       0.0%
#   Ypsomed Holding AG                                     3,079        276,751       0.0%
    Zehnder Group AG                                      47,467      1,866,146       0.1%
*   Zueblin Immobilien Holding AG                        261,040        455,894       0.0%
    Zug Estates Holding AG                                   505        612,209       0.0%
    Zuger Kantonalbank AG                                    627      2,899,119       0.1%
                                                                 --------------      ----
TOTAL SWITZERLAND                                                   418,504,513      13.3%
                                                                 --------------      ----
TOTAL COMMON STOCKS                                               3,138,563,698      99.6%
                                                                 --------------      ----
RIGHTS/WARRANTS -- (0.1%)
AUSTRIA -- (0.0%)
*   BKS Bank AG Rights                                     3,120            430       0.0%
#*  Intercell AG Rights                                  254,689             --       0.0%
                                                                 --------------      ----
TOTAL AUSTRIA                                                               430       0.0%
                                                                 --------------      ----
FRANCE -- (0.1%)
*   Bigben Interactive Rights 01/31/2016                  30,952          1,047       0.0%
*   Peugeot SA Warrants 04/29/17                         484,315        734,373       0.0%
                                                                 --------------      ----
TOTAL FRANCE                                                            735,420       0.0%
                                                                 --------------      ----
GERMANY -- (0.0%)
#*  Rhoen Klinikum AG Rights 11/14/14                    500,406        421,400       0.0%
                                                                 --------------      ----
ITALY -- (0.0%)
#*  Trevi Finanziaria Industriale SpA Rights 11/06/14    154,707        172,545       0.0%
                                                                 --------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                         ---------- -------------- ---------------
PORTUGAL -- (0.0%)
*     Mota-Engil SGPS SA Rights 12/31/49                    363,210 $           --        0.0%
                                                                    --------------      -----
SPAIN -- (0.0%)
*     Vidrala SA Rights 11/13/14                             77,869        152,032        0.0%
                                                                    --------------      -----
TOTAL RIGHTS/WARRANTS                                                    1,481,827        0.0%
                                                                    --------------      -----

                                                                       VALUE+
                                                                    --------------
SECURITIES LENDING COLLATERAL -- (12.3%)
(S)@  DFA Short Term Investment Fund                     38,146,040    441,349,686       14.0%
                                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,059,179,623)                 $3,581,395,211      113.6%
                                                                    ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
 Austria                                -- $   71,759,411   --    $   71,759,411
 Belgium                                --    105,548,709   --       105,548,709
 Denmark                                --    165,558,614   --       165,558,614
 Finland                                --    215,249,538   --       215,249,538
 France                        $   577,107    370,405,087   --       370,982,194
 Germany                         1,506,397    467,283,439   --       468,789,836
 Greece                                 --            846   --               846
 Ireland                                --     67,558,080   --        67,558,080
 Israel                                 --     81,625,599   --        81,625,599
 Italy                                  --    309,341,251   --       309,341,251
 Netherlands                            --    186,068,092   --       186,068,092
 Norway                                 --     97,515,854   --        97,515,854
 Portugal                               --     50,628,022   --        50,628,022
 Spain                              34,154    199,699,314   --       199,733,468
 Sweden                            377,647    329,322,024   --       329,699,671
 Switzerland                            --    418,504,513   --       418,504,513
Rights/Warrants
 Austria                                --            430   --               430
 France                                 --        735,420   --           735,420
 Germany                                --        421,400   --           421,400
 Italy                                  --        172,545   --           172,545
 Portugal                               --             --   --                --
 Spain                                  --        152,032   --           152,032
Securities Lending Collateral           --    441,349,686   --       441,349,686
                               ----------- --------------   --    --------------
TOTAL                          $2,495,305  $3,578,899,906   --    $3,581,395,211
                               =========== ==============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                             --------- ----------- ---------------
COMMON STOCKS -- (89.3%)
BRAZIL -- (6.2%)
    AES Tiete SA                                                76,084 $   459,049            0.0%
    ALL--America Latina Logistica SA                           508,831   1,389,643            0.0%
    AMBEV SA                                                   855,320   5,662,555            0.1%
#   AMBEV SA ADR                                             4,395,524  29,362,100            0.7%
    Banco Bradesco SA                                          678,482   9,993,764            0.2%
    Banco do Brasil SA                                         851,292   9,526,747            0.2%
    Banco Santander Brasil SA ADR                              712,554   3,904,796            0.1%
    BB Seguridade Participacoes SA                             593,854   7,922,484            0.2%
    BM&FBovespa SA                                           2,319,008  10,204,428            0.2%
    BR Malls Participacoes SA                                  617,123   4,954,892            0.1%
#   Braskem SA Sponsored ADR                                   153,394   2,250,290            0.1%
    BRF SA                                                      97,000   2,526,700            0.1%
    BRF SA ADR                                                 539,479  14,053,428            0.3%
    CCR SA                                                   1,083,968   8,069,215            0.2%
    Centrais Eletricas Brasileiras SA                          262,600     658,869            0.0%
#   Centrais Eletricas Brasileiras SA ADR                       86,923     342,477            0.0%
#   Centrais Eletricas Brasileiras SA Sponsored ADR            100,200     253,506            0.0%
    CETIP SA--Mercados Organizados                             341,500   4,319,619            0.1%
    Cia Brasileira de Distribuicao ADR                          85,830   3,587,694            0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo            287,000   2,246,173            0.1%
#   Cia de Saneamento Basico do Estado de Sao Paulo ADR        178,668   1,386,464            0.0%
    Cia Energetica de Minas Gerais                              87,787     531,627            0.0%
    Cia Paranaense de Energia                                   26,200     259,188            0.0%
#   Cia Paranaense de Energia Sponsored ADR                     57,783     814,740            0.0%
    Cia Siderurgica Nacional SA                                633,652   2,105,030            0.1%
#   Cia Siderurgica Nacional SA Sponsored ADR                  911,142   2,988,546            0.1%
    Cielo SA                                                   801,650  13,153,856            0.3%
*   Cosan Logistica SA                                         177,069     296,556            0.0%
    Cosan SA Industria e Comercio                              177,069   2,471,498            0.1%
    CPFL Energia SA                                            209,893   1,573,754            0.0%
#   CPFL Energia SA ADR                                         63,516     946,388            0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes    139,797     694,661            0.0%
    Duratex SA                                                 569,365   2,046,721            0.1%
    EcoRodovias Infraestrutura e Logistica SA                  249,477   1,114,923            0.0%
    Embraer SA                                                  75,370     728,154            0.0%
    Embraer SA ADR                                             133,319   5,151,446            0.1%
    Estacio Participacoes SA                                   306,718   3,550,612            0.1%
#*  Fibria Celulose SA Sponsored ADR                           514,098   6,287,419            0.2%
    Gerdau SA                                                  146,632     543,553            0.0%
    Gerdau SA Sponsored ADR                                    326,326   1,478,257            0.0%
    Guararapes Confeccoes SA                                     8,056     302,356            0.0%
*   Hypermarcas SA                                             528,724   3,689,074            0.1%
    Itau Unibanco Holding SA                                   277,589   3,661,309            0.1%
    JBS SA                                                   1,052,281   4,690,086            0.1%
    Klabin SA                                                  889,300   4,396,434            0.1%
    Kroton Educacional SA                                    1,061,399   7,562,770            0.2%
    Localiza Rent a Car SA                                     184,260   2,654,546            0.1%
    Lojas Americanas SA                                        195,637     960,331            0.0%
    Lojas Renner SA                                            147,987   4,423,801            0.1%
    M Dias Branco SA                                            40,000   1,554,385            0.0%
    Multiplan Empreendimentos Imobiliarios SA                   89,300   1,846,213            0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                           SHARES      VALUE++    OF NET ASSETS**
                                                         ----------- ------------ ---------------
BRAZIL -- (Continued)
    Natura Cosmeticos SA                                     214,350 $  3,114,350       0.1%
    Oi SA                                                  1,090,646      603,183       0.0%
#   Oi SA ADR(670851104)                                       7,319        4,391       0.0%
#   Oi SA ADR(670851203)                                     107,889       57,181       0.0%
    Petroleo Brasileiro SA                                   598,900    3,528,735       0.1%
#   Petroleo Brasileiro SA ADR                             1,308,418   15,308,491       0.4%
    Porto Seguro SA                                          201,599    2,417,937       0.1%
*   Qualicorp SA                                             162,500    1,652,716       0.0%
    Raia Drogasil SA                                         229,600    2,082,011       0.1%
    Souza Cruz SA                                            463,113    3,737,678       0.1%
    Tim Participacoes SA                                     465,000    2,527,801       0.1%
    Tim Participacoes SA ADR                                  63,679    1,752,446       0.0%
    Totvs SA                                                 128,775    1,876,930       0.1%
    Tractebel Energia SA                                     214,717    2,922,974       0.1%
    Transmissora Alianca de Energia Eletrica SA              243,034    1,806,142       0.0%
    Ultrapar Participacoes SA                                235,741    5,137,560       0.1%
    Ultrapar Participacoes SA Sponsored ADR                  254,308    5,518,484       0.1%
*   Usinas Siderurgicas de Minas Gerais SA                    39,100      104,230       0.0%
    Vale SA                                                  137,800    1,389,947       0.0%
#   Vale SA Sponsored ADR                                  1,238,400   12,495,456       0.3%
    WEG SA                                                   289,825    3,419,701       0.1%
                                                                     ------------       ---
TOTAL BRAZIL                                                          277,011,471       6.6%
                                                                     ------------       ---
CHILE -- (1.4%)
    AES Gener SA                                           2,290,458    1,267,346       0.0%
    Aguas Andinas SA Class A                               3,123,344    1,869,786       0.0%
#   Banco de Chile ADR                                        38,411    2,842,409       0.1%
    Banco de Credito e Inversiones                            37,214    2,075,400       0.1%
#   Banco Santander Chile ADR                                190,579    4,038,369       0.1%
    CAP SA                                                   131,403    1,250,399       0.0%
    Cencosud SA                                            1,050,142    3,001,122       0.1%
    Cencosud SA ADR                                            8,408       75,924       0.0%
    Cia Cervecerias Unidas SA                                 25,052      263,080       0.0%
#   Cia Cervecerias Unidas SA ADR                             54,549    1,162,439       0.0%
    Cia General de Electricidad SA                            68,358      554,032       0.0%
    Colbun SA                                              6,939,743    1,874,700       0.1%
    Corpbanca SA                                         150,023,959    2,014,158       0.1%
#   Corpbanca SA ADR                                          28,066      566,933       0.0%
#   Embotelladora Andina SA Class A ADR                       22,244      346,673       0.0%
#   Embotelladora Andina SA Class B ADR                       19,587      364,514       0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR        111,030    5,182,880       0.1%
    Empresas CMPC SA                                       1,838,271    4,480,144       0.1%
    Empresas COPEC SA                                        391,235    4,735,526       0.1%
    Enersis SA Sponsored ADR                                 508,369    8,027,147       0.2%
    ENTEL Chile SA                                           248,124    2,676,899       0.1%
    Inversiones Aguas Metropolitanas SA                      377,408      571,435       0.0%
#*  Latam Airlines Group SA Sponsored ADR                    390,954    4,769,639       0.1%
    Molibdenos y Metales SA                                   21,739      170,179       0.0%
    Parque Arauco SA                                          29,449       60,426       0.0%
    SACI Falabella                                           794,192    5,803,042       0.1%
    Sigdo Koppers SA                                         354,942      551,064       0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR       91,271    2,165,861       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                   ---------- ----------- ---------------
CHILE -- (Continued)
    Sonda SA                                                          538,585 $ 1,310,945       0.0%
                                                                              -----------       ---
TOTAL CHILE                                                                    64,072,471       1.5%
                                                                              -----------       ---
CHINA -- (14.2%)
    Agricultural Bank of China, Ltd. Class H                       18,743,000   8,709,743       0.2%
    Air China, Ltd. Class H                                         2,124,000   1,372,759       0.0%
#*  Aluminum Corp. of China, Ltd. ADR                                 112,680   1,253,002       0.0%
#*  Aluminum Corp. of China, Ltd. Class H                           1,560,000     698,459       0.0%
#   Angang Steel Co., Ltd. Class H                                  1,422,000   1,045,390       0.0%
#   Anhui Conch Cement Co., Ltd. Class H                            1,017,500   3,332,173       0.1%
    Anta Sports Products, Ltd.                                        432,000     847,924       0.0%
    Bank of China, Ltd. Class H                                    64,409,100  30,829,478       0.7%
    Bank of Communications Co., Ltd. Class H                        7,443,515   5,562,001       0.1%
    BBMG Corp. Class H                                              1,155,500     817,067       0.0%
    Beijing Enterprises Holdings, Ltd.                                653,472   5,331,179       0.1%
#   Beijing Enterprises Water Group, Ltd.                             928,000     663,247       0.0%
    Belle International Holdings, Ltd.                              3,431,000   4,361,608       0.1%
    Brilliance China Automotive Holdings, Ltd.                      1,568,000   2,707,440       0.1%
#   Byd Co., Ltd. Class H                                             351,386   2,234,522       0.1%
    China CITIC Bank Corp., Ltd. Class H                            6,922,928   4,509,935       0.1%
#   China Coal Energy Co., Ltd. Class H                             4,683,777   2,875,381       0.1%
    China Communications Construction Co., Ltd. Class H             5,313,000   4,078,701       0.1%
    China Communications Services Corp., Ltd. Class H               2,892,000   1,354,223       0.0%
    China Construction Bank Corp. Class H                          60,826,590  45,382,653       1.1%
#*  China COSCO Holdings Co., Ltd. Class H                          2,263,000   1,019,131       0.0%
*   China Eastern Airlines Corp., Ltd. ADR                              2,800      52,528       0.0%
#*  China Eastern Airlines Corp., Ltd. Class H                      1,664,000     633,549       0.0%
#   China Everbright International, Ltd.                            2,755,000   3,832,324       0.1%
    China Gas Holdings, Ltd.                                        1,500,000   2,674,090       0.1%
    China Hongqiao Group, Ltd.                                        689,500     530,568       0.0%
    China International Marine Containers Group Co., Ltd. Class H     338,700     789,327       0.0%
#   China Life Insurance Co., Ltd. ADR                                321,472  14,385,872       0.4%
    China Life Insurance Co., Ltd. Class H                            784,000   2,339,433       0.1%
    China Longyuan Power Group Corp., Ltd. Class H                  1,931,000   2,059,193       0.1%
    China Mengniu Dairy Co., Ltd.                                     732,000   3,209,790       0.1%
#   China Merchants Bank Co., Ltd. Class H                          3,724,554   6,912,048       0.2%
    China Merchants Holdings International Co., Ltd.                1,048,006   3,312,745       0.1%
    China Minsheng Banking Corp., Ltd. Class H                      5,307,000   5,331,368       0.1%
    China Mobile, Ltd.                                                179,500   2,238,059       0.1%
    China Mobile, Ltd. Sponsored ADR                                  926,803  57,545,198       1.4%
#   China Molybdenum Co., Ltd. Class H                                691,322     414,020       0.0%
#   China National Building Material Co., Ltd. Class H              4,793,916   4,444,749       0.1%
#   China Oilfield Services, Ltd. Class H                           1,628,000   3,402,592       0.1%
    China Overseas Land & Investment, Ltd.                          3,260,000   9,479,694       0.2%
    China Pacific Insurance Group Co., Ltd. Class H                 1,729,600   6,483,596       0.2%
    China Petroleum & Chemical Corp. ADR                              138,191  12,019,827       0.3%
    China Petroleum & Chemical Corp. Class H                        8,186,800   7,099,687       0.2%
#   China Railway Construction Corp., Ltd. Class H                  2,896,000   3,061,211       0.1%
    China Railway Group, Ltd. Class H                               3,805,000   2,342,404       0.1%
#   China Resources Cement Holdings, Ltd.                           2,175,335   1,473,612       0.0%
    China Resources Enterprise, Ltd.                                1,117,000   2,656,776       0.1%
    China Resources Gas Group, Ltd.                                   640,000   1,825,299       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                    ---------- ----------- ---------------
CHINA -- (Continued)
    China Resources Land, Ltd.                                       1,734,000 $ 4,119,887       0.1%
    China Resources Power Holdings Co., Ltd.                         1,250,000   3,638,305       0.1%
    China Shenhua Energy Co., Ltd. Class H                           2,682,500   7,543,422       0.2%
#*  China Shipping Container Lines Co., Ltd. Class H                 3,946,000   1,125,383       0.0%
    China South City Holdings, Ltd.                                  1,814,000     826,279       0.0%
    China Southern Airlines Co., Ltd. Class H                        1,424,000     500,007       0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                     12,606     221,109       0.0%
    China State Construction International Holdings, Ltd.            1,318,000   2,040,904       0.1%
*   China Taiping Insurance Holdings Co., Ltd.                         618,600   1,319,969       0.0%
    China Telecom Corp., Ltd. ADR                                       55,758   3,545,094       0.1%
    China Telecom Corp., Ltd. Class H                                4,118,000   2,625,041       0.1%
    China Unicom Hong Kong, Ltd.                                       166,000     248,134       0.0%
    China Unicom Hong Kong, Ltd. ADR                                   483,030   7,235,789       0.2%
    Chongqing Rural Commercial Bank Co., Ltd. Class H                2,589,000   1,245,988       0.0%
    CITIC Securities Co., Ltd. Class H                                 721,000   1,795,286       0.0%
#   CITIC, Ltd.                                                      1,425,000   2,496,844       0.1%
    CNOOC, Ltd.                                                      3,783,000   5,914,031       0.1%
#   CNOOC, Ltd. ADR                                                    127,716  19,970,951       0.5%
    COSCO Pacific, Ltd.                                              2,297,502   3,029,222       0.1%
    Country Garden Holdings Co., Ltd.                                7,902,686   3,104,788       0.1%
    CSPC Pharmaceutical Group, Ltd.                                    978,000     899,740       0.0%
#   CSR Corp., Ltd.                                                  1,471,000   1,496,578       0.0%
    Datang International Power Generation Co., Ltd. Class H          3,050,000   1,601,195       0.0%
#   Dongfang Electric Corp., Ltd. Class H                              377,400     638,592       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                           2,302,000   3,559,945       0.1%
    ENN Energy Holdings, Ltd.                                          752,000   4,859,876       0.1%
#   Evergrande Real Estate Group, Ltd.                              10,588,000   4,068,736       0.1%
#   Fosun International, Ltd.                                        1,544,441   1,831,951       0.1%
#*  GCL-Poly Energy Holdings, Ltd.                                   5,859,814   1,974,888       0.1%
#   Geely Automobile Holdings, Ltd.                                  3,655,000   1,631,439       0.0%
    Great Wall Motor Co., Ltd. Class H                                 932,500   4,091,991       0.1%
    Guangdong Investment, Ltd.                                       2,560,000   3,360,881       0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR                           28,517     608,838       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                     1,996,259   1,773,551       0.0%
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H     112,000     382,782       0.0%
#   Guangzhou R&F Properties Co., Ltd.                               2,102,000   2,292,645       0.1%
    Haier Electronics Group Co., Ltd.                                  700,000   1,877,062       0.1%
    Haitian International Holdings, Ltd.                                79,000     168,443       0.0%
#   Hanergy Thin Film Power Group, Ltd.                              7,134,000   1,627,700       0.0%
    Hengan International Group Co., Ltd.                               619,500   6,514,019       0.2%
    Huadian Power International Corp., Ltd. Class H                  1,394,000   1,068,405       0.0%
    Huaneng Power International, Inc. Class H                          810,000     994,801       0.0%
#   Huaneng Power International, Inc. Sponsored ADR                     34,452   1,707,097       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H             70,069,185  46,432,446       1.1%
    Jiangsu Expressway Co., Ltd. Class H                             1,250,000   1,401,127       0.0%
    Jiangxi Copper Co., Ltd. Class H                                 1,356,000   2,401,641       0.1%
    Kunlun Energy Co., Ltd.                                          3,218,000   4,279,931       0.1%
#   Lenovo Group, Ltd.                                               5,665,278   8,365,267       0.2%
    Longfor Properties Co., Ltd.                                     1,530,000   1,776,832       0.0%
    Metallurgical Corp. of China, Ltd. Class H                       3,003,000     824,587       0.0%
    New China Life Insurance Co., Ltd. Class H                         490,700   1,839,452       0.1%
    New World China Land, Ltd.                                       2,554,000   1,549,310       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
CHINA -- (Continued)
#   Nine Dragons Paper Holdings, Ltd.                         1,643,000 $  1,271,348       0.0%
#   PetroChina Co., Ltd. ADR                                    141,297   17,732,773       0.4%
    PetroChina Co., Ltd. Class H                              2,524,000    3,163,159       0.1%
    PICC Property & Casualty Co., Ltd. Class H                2,357,920    4,325,458       0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H        1,408,000   11,510,018       0.3%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H     988,000      999,100       0.0%
    Shanghai Electric Group Co., Ltd. Class H                 2,114,000    1,061,882       0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H       180,500      649,853       0.0%
    Shanghai Industrial Holdings, Ltd.                          680,274    2,093,117       0.1%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H          625,500    1,565,342       0.0%
    Shenzhou International Group Holdings, Ltd.                 412,000    1,417,090       0.0%
    Shimao Property Holdings, Ltd.                            1,892,371    4,077,711       0.1%
    Sihuan Pharmaceutical Holdings Group, Ltd.                2,286,000    1,831,269       0.1%
    Sino Biopharmaceutical, Ltd.                              2,620,000    2,634,406       0.1%
    Sino-Ocean Land Holdings, Ltd.                            2,746,243    1,559,589       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H          1,693,000      524,911       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR        9,818      304,637       0.0%
#   Sinopharm Group Co., Ltd. Class H                           778,000    3,054,372       0.1%
    SOHO China, Ltd.                                          2,899,263    2,123,765       0.1%
#   Sun Art Retail Group, Ltd.                                1,994,000    2,137,628       0.1%
    Tencent Holdings, Ltd.                                    4,238,200   68,117,466       1.6%
    Tingyi Cayman Islands Holding Corp.                       1,644,000    4,068,637       0.1%
    Tsingtao Brewery Co., Ltd. Class H                          186,000    1,371,347       0.0%
#   Uni-President China Holdings, Ltd.                          910,799      842,299       0.0%
#   Want Want China Holdings, Ltd.                            4,988,000    6,772,827       0.2%
#   Weichai Power Co., Ltd. Class H                             539,200    2,069,813       0.1%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H    309,400      555,285       0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                     1,172,000      992,555       0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                 108,916      915,984       0.0%
    Zhejiang Expressway Co., Ltd. Class H                     1,358,000    1,369,357       0.0%
    Zhuzhou CSR Times Electric Co., Ltd. Class H                302,000    1,298,711       0.0%
    Zijin Mining Group Co., Ltd. Class H                      5,343,000    1,368,134       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.  1,565,200      752,943       0.0%
    ZTE Corp. Class H                                           422,438    1,020,069       0.0%
                                                                        ------------      ----
TOTAL CHINA                                                              635,536,611      15.2%
                                                                        ------------      ----
COLOMBIA -- (0.6%)
    Almacenes Exito SA                                          211,196    2,978,813       0.1%
    Banco de Bogota SA                                           27,435      906,722       0.0%
    Bancolombia SA                                              178,596    2,447,829       0.1%
#   Bancolombia SA Sponsored ADR                                 89,105    5,040,670       0.1%
    Cementos Argos SA                                           383,731    1,958,287       0.1%
*   Cemex Latam Holdings SA                                     100,021      892,532       0.0%
*   Corp. Financiera Colombiana                                     560       10,343       0.0%
    Corp. Financiera Colombiana SA                               26,002      511,826       0.0%
    Ecopetrol SA                                              1,016,730    1,358,934       0.0%
#   Ecopetrol SA Sponsored ADR                                  220,479    5,908,837       0.2%
    Empresa de Energia de Bogota SA ESP                         980,096      776,455       0.0%
    Grupo Aval Acciones y Valores                               743,280      498,530       0.0%
    Grupo de Inversiones Suramericana SA                         17,591      365,756       0.0%
    Grupo Nutresa SA                                             49,756      672,280       0.0%
    Interconexion Electrica SA ESP                              498,514    2,132,162       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                            PERCENTAGE
                                                     SHARES     VALUE++   OF NET ASSETS**
                                                    --------- ----------- ---------------
COLOMBIA -- (Continued)
    Isagen SA ESP                                     938,889 $ 1,236,641       0.0%
                                                              -----------       ---
TOTAL COLOMBIA                                                 27,696,617       0.7%
                                                              -----------       ---
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                          209,841   5,804,656       0.1%
    Komercni Banka A.S.                                10,237   2,193,189       0.1%
    O2 Czech Republic AS                              175,288   1,958,317       0.0%
    Philip Morris CR A.S.                                 542     240,568       0.0%
*   Unipetrol A.S.                                     12,131      70,963       0.0%
                                                              -----------       ---
TOTAL CZECH REPUBLIC                                           10,267,693       0.2%
                                                              -----------       ---
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR    601,851   4,109,129       0.1%
*   Egyptian Financial Group-Hermes Holding GDR           676       3,046       0.0%
*   Global Telecom Holding SAE GDR                    464,751   1,392,257       0.0%
                                                              -----------       ---
TOTAL EGYPT                                                     5,504,432       0.1%
                                                              -----------       ---
GREECE -- (0.5%)
*   Alpha Bank AE                                   3,194,379   2,082,472       0.1%
    Athens Water Supply & Sewage Co. SA (The)          39,244     271,030       0.0%
*   Ellaktor SA                                         7,610      21,481       0.0%
    FF Group                                           38,413   1,257,193       0.0%
*   Hellenic Petroleum SA                             102,964     528,677       0.0%
*   Hellenic Telecommunications Organization SA       340,319   3,843,758       0.1%
    JUMBO SA                                          158,506   1,738,124       0.0%
    Motor Oil Hellas Corinth Refineries SA             49,975     366,114       0.0%
*   Mytilineos Holdings SA                             26,241     168,982       0.0%
*   National Bank of Greece SA                        997,317   2,405,627       0.1%
    OPAP SA                                           270,897   3,281,902       0.1%
*   Piraeus Bank SA                                 1,969,835   2,864,579       0.1%
*   Public Power Corp. SA                             144,358   1,096,580       0.0%
    Titan Cement Co. SA                                60,549   1,341,955       0.0%
                                                              -----------       ---
TOTAL GREECE                                                   21,268,474       0.5%
                                                              -----------       ---
HUNGARY -- (0.2%)
*   FHB Mortgage Bank P.L.C.                            4,179      12,192       0.0%
*   Magyar Telekom Telecommunications P.L.C.          661,284     915,214       0.0%
    MOL Hungarian Oil and Gas P.L.C.                   44,647   2,124,460       0.0%
    OTP Bank P.L.C.                                   266,404   4,412,083       0.1%
    Richter Gedeon Nyrt                               145,205   2,215,064       0.1%
#   Tisza Chemical Group P.L.C.                        23,981     406,916       0.0%
                                                              -----------       ---
TOTAL HUNGARY                                                  10,085,929       0.2%
                                                              -----------       ---
INDIA -- (8.5%)
    ABB India, Ltd.                                    30,731     585,731       0.0%
    ACC, Ltd.                                          30,853     751,013       0.0%
    Adani Enterprises, Ltd.                           242,527   1,905,035       0.1%
    Adani Ports & Special Economic Zone, Ltd.         495,151   2,312,998       0.1%
*   Adani Power, Ltd.                                 722,177     562,707       0.0%
    Aditya Birla Nuvo, Ltd.                            68,958   1,889,185       0.1%
    Ambuja Cements, Ltd.                              725,767   2,683,683       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                               --------- ----------- ---------------
INDIA -- (Continued)
    Apollo Hospitals Enterprise, Ltd.             80,934 $ 1,468,215       0.0%
    Asian Paints, Ltd.                           335,412   3,572,807       0.1%
    Aurobindo Pharma, Ltd.                       257,701   4,070,282       0.1%
    Axis Bank, Ltd.                            1,281,699   9,181,682       0.2%
    Bajaj Auto, Ltd.                             105,965   4,500,401       0.1%
    Bajaj Finserv, Ltd.                           39,655     690,724       0.0%
    Bajaj Holdings & Investment, Ltd.             40,269     908,060       0.0%
    Bank of Baroda                               106,717   1,612,203       0.0%
    Bank of India                                187,125     863,465       0.0%
    Bharat Electronics, Ltd.                      17,301     585,369       0.0%
    Bharat Forge, Ltd.                           140,919   1,861,264       0.1%
    Bharat Heavy Electricals, Ltd.               948,553   3,953,136       0.1%
    Bharat Petroleum Corp., Ltd.                 216,003   2,535,956       0.1%
    Bharti Airtel, Ltd.                          702,394   4,574,799       0.1%
    Bhushan Steel, Ltd.                           68,315     117,645       0.0%
    Bosch, Ltd.                                   10,090   2,439,798       0.1%
    Britannia Industries, Ltd.                    26,712     668,329       0.0%
    Cadila Healthcare, Ltd.                       67,421   1,544,956       0.0%
    Cairn India, Ltd.                            781,206   3,612,115       0.1%
    Canara Bank                                  204,956   1,337,906       0.0%
    Cipla, Ltd.                                  310,053   3,389,198       0.1%
    Colgate-Palmolive India, Ltd.                 46,572   1,285,404       0.0%
    Container Corp. Of India, Ltd.                54,732   1,199,774       0.0%
    Crompton Greaves, Ltd.                       168,242     514,234       0.0%
    Cummins India, Ltd.                           80,411     962,090       0.0%
    Dabur India, Ltd.                            381,940   1,419,083       0.0%
    Divi's Laboratories, Ltd.                     47,917   1,461,949       0.0%
    DLF, Ltd.                                    659,597   1,334,383       0.0%
    Dr Reddy's Laboratories, Ltd.                 39,086   2,022,334       0.1%
#   Dr. Reddy's Laboratories, Ltd. ADR            82,013   4,288,460       0.1%
    Eicher Motors, Ltd.                            6,764   1,400,407       0.0%
    Emami, Ltd.                                   63,025     831,209       0.0%
*   Essar Oil, Ltd.                              375,544     739,466       0.0%
    Exide Industries, Ltd.                       307,619     789,746       0.0%
    GAIL India, Ltd.                             237,057   2,038,236       0.1%
    GAIL India, Ltd. GDR                          28,791   1,519,824       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.      8,564     772,350       0.0%
    Glenmark Pharmaceuticals, Ltd.                83,982     984,415       0.0%
    GMR Infrastructure, Ltd.                     454,854     160,861       0.0%
    Godrej Consumer Products, Ltd.               117,644   1,842,550       0.1%
    Godrej Industries, Ltd.                       84,496     413,992       0.0%
    Grasim Industries, Ltd.                        6,300     359,543       0.0%
    Havells India, Ltd.                          236,925   1,100,437       0.0%
    HCL Technologies, Ltd.                       260,051   6,840,843       0.2%
    HDFC Bank, Ltd.                            1,530,953  22,816,462       0.6%
    Hero MotoCorp, Ltd.                           79,048   3,945,984       0.1%
    Hindalco Industries, Ltd.                  1,568,921   4,170,191       0.1%
    Hindustan Petroleum Corp., Ltd.              112,669     960,059       0.0%
    Hindustan Unilever, Ltd.                     168,082   2,015,343       0.1%
    ICICI Bank, Ltd.                             219,984   5,837,019       0.2%
    ICICI Bank, Ltd. Sponsored ADR               208,679  11,761,148       0.3%
    IDBI Bank, Ltd.                              232,762     267,491       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
INDIA -- (Continued)
    Idea Cellular, Ltd.                           1,354,238 $ 3,588,098       0.1%
    IDFC, Ltd.                                      601,656   1,530,812       0.0%
    Indian Oil Corp., Ltd.                          215,415   1,262,172       0.0%
    IndusInd Bank, Ltd.                             233,807   2,738,554       0.1%
    Infosys, Ltd.                                   246,907  16,378,721       0.4%
#   Infosys, Ltd. Sponsored ADR                     211,972  14,172,448       0.3%
    ING Vysya Bank, Ltd.                             25,010     262,567       0.0%
    Ipca Laboratories, Ltd.                          18,943     226,755       0.0%
    ITC, Ltd.                                     2,345,449  13,543,182       0.3%
*   Jaiprakash Associates, Ltd.                   1,393,318     706,760       0.0%
    Jindal Steel & Power, Ltd.                      437,143   1,146,544       0.0%
    JSW Energy, Ltd.                                493,373     641,502       0.0%
    JSW Steel, Ltd.                                 193,723   3,963,675       0.1%
    Kotak Mahindra Bank, Ltd.                       319,023   5,826,801       0.2%
    Larsen & Toubro, Ltd.                           289,033   7,779,970       0.2%
    Larsen & Toubro, Ltd. GDR                         3,222      88,160       0.0%
    LIC Housing Finance, Ltd.                        53,635     315,824       0.0%
    Lupin, Ltd.                                     134,973   2,999,124       0.1%
    Mahindra & Mahindra, Ltd.                       513,195  10,843,822       0.3%
*   Mangalore Refinery & Petrochemicals, Ltd.       267,907     256,059       0.0%
*   Marico Kaya Enterprises, Ltd.                     2,327      22,535       0.0%
    Marico, Ltd.                                    135,185     685,494       0.0%
    Maruti Suzuki India, Ltd.                        82,439   4,474,258       0.1%
    Motherson Sumi Systems, Ltd.                    300,891   2,063,263       0.1%
    Mphasis, Ltd.                                    68,214     444,450       0.0%
    National Aluminium Co., Ltd.                    256,606     238,686       0.0%
    Nestle India, Ltd.                               16,603   1,698,607       0.1%
    NHPC, Ltd.                                    1,928,209     645,815       0.0%
    NTPC, Ltd.                                    1,220,718   2,983,326       0.1%
    Oil & Natural Gas Corp., Ltd.                   699,873   4,580,369       0.1%
    Oil India, Ltd.                                 151,215   1,556,816       0.0%
    Oracle Financial Services Software, Ltd.         19,531   1,073,861       0.0%
    Petronet LNG, Ltd.                              234,560     758,929       0.0%
    Pidilite Industries, Ltd.                       144,452     971,875       0.0%
    Piramal Enterprises, Ltd.                        59,322     778,445       0.0%
    Power Grid Corp. of India, Ltd.                 896,116   2,122,003       0.1%
    Procter & Gamble Hygiene & Health Care, Ltd.      8,044     703,938       0.0%
*   Ranbaxy Laboratories, Ltd.                      137,683   1,418,653       0.0%
*   Reliance Communications, Ltd.                   700,196   1,204,596       0.0%
    Reliance Industries, Ltd.                     1,386,691  22,471,396       0.5%
    Reliance Infrastructure, Ltd.                   147,484   1,524,005       0.0%
*   Reliance Power, Ltd.                            807,301   1,003,463       0.0%
    Rural Electrification Corp., Ltd.                47,495     233,052       0.0%
    Sesa Sterlite, Ltd.                           1,622,881   6,762,383       0.2%
    Shree Cement, Ltd.                               10,489   1,551,463       0.0%
    Shriram Transport Finance Co., Ltd.              76,457   1,180,993       0.0%
    Siemens, Ltd.                                   100,767   1,425,442       0.0%
    State Bank of India                             150,711   6,625,421       0.2%
    Sun Pharmaceutical Industries, Ltd.             776,665  10,658,232       0.3%
    Sun TV Network, Ltd.                            120,543     641,822       0.0%
    Tata Consultancy Services, Ltd.                 504,640  21,528,073       0.5%
    Tata Motors, Ltd.                               679,237   5,931,956       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                             ---------- ------------ ---------------
INDIA -- (Continued)
#   Tata Motors, Ltd. Sponsored ADR              80,428 $  3,788,159       0.1%
    Tata Power Co., Ltd.                      1,326,540    2,039,140       0.1%
    Tata Steel, Ltd.                            557,363    4,440,805       0.1%
    Tech Mahindra, Ltd.                         140,767    5,777,861       0.1%
    Titan Co., Ltd.                             207,778    1,326,181       0.0%
    Torrent Pharmaceuticals, Ltd.                11,752      168,627       0.0%
    Ultratech Cement, Ltd.                       52,355    2,171,717       0.1%
    Union Bank of India                         151,552      554,087       0.0%
    United Breweries, Ltd.                       66,842      759,825       0.0%
    UPL, Ltd.                                   111,496      628,922       0.0%
    Wipro, Ltd.                                 654,733    6,040,848       0.2%
    Yes Bank, Ltd.                              384,074    4,270,047       0.1%
    Zee Entertainment Enterprises, Ltd.         374,353    2,096,713       0.1%
                                                        ------------       ---
TOTAL INDIA                                              382,532,051       9.1%
                                                        ------------       ---
INDONESIA -- (3.0%)
    Ace Hardware Indonesia Tbk PT             6,120,900      410,821       0.0%
    Adaro Energy Tbk PT                      23,480,100    2,208,015       0.1%
    AKR Corporindo Tbk PT                     2,003,700      816,342       0.0%
    Astra Agro Lestari Tbk PT                   865,100    1,682,587       0.1%
    Astra International Tbk PT               22,454,810   12,590,659       0.3%
    Bank Central Asia Tbk PT                 12,941,000   13,970,328       0.3%
    Bank Danamon Indonesia Tbk PT             4,289,179    1,495,844       0.0%
    Bank Mandiri Persero Tbk PT              10,449,217    8,974,350       0.2%
    Bank Negara Indonesia Persero Tbk PT      8,271,722    4,076,841       0.1%
*   Bank Pan Indonesia Tbk PT                 7,175,000      593,689       0.0%
    Bank Rakyat Indonesia Persero Tbk PT     12,911,600   11,832,138       0.3%
*   Bank Tabungan Pensiunan Nasional Tbk PT     768,500      269,078       0.0%
*   Bayan Resources Tbk PT                       79,500       45,548       0.0%
    Bumi Serpong Damai PT                     9,795,700    1,301,768       0.0%
    Charoen Pokphand Indonesia Tbk PT         9,152,400    3,182,966       0.1%
    Ciputra Development Tbk PT               14,737,800    1,397,592       0.0%
    Global Mediacom Tbk PT                   13,084,700    2,123,653       0.1%
    Gudang Garam Tbk PT                         499,600    2,390,816       0.1%
    Holcim Indonesia Tbk PT                   2,158,900      419,748       0.0%
    Indo Tambangraya Megah Tbk PT               753,100    1,321,403       0.0%
    Indocement Tunggal Prakarsa Tbk PT        1,700,800    3,370,960       0.1%
    Indofood CBP Sukses Makmur Tbk PT           863,900      790,028       0.0%
    Indofood Sukses Makmur Tbk PT             6,886,600    3,889,804       0.1%
    Indomobil Sukses Internasional Tbk PT        22,000        7,014       0.0%
*   Indosat Tbk PT                            1,720,800      521,999       0.0%
    Japfa Comfeed Indonesia Tbk PT            2,644,500      274,879       0.0%
    Jasa Marga Persero Tbk PT                 2,146,600    1,128,585       0.0%
    Kalbe Farma Tbk PT                       26,275,300    3,709,878       0.1%
    Lippo Karawaci Tbk PT                    32,705,300    2,896,797       0.1%
    Matahari Putra Prima Tbk PT               1,815,200      472,626       0.0%
    Mayora Indah Tbk PT                         862,133    2,017,091       0.1%
    Media Nusantara Citra Tbk PT              6,037,700    1,399,719       0.0%
    MNC Investama Tbk PT                     13,972,500      387,349       0.0%
    MNC Sky Vision Tbk PT                       173,100       27,245       0.0%
    Pakuwon Jati Tbk PT                      32,446,500    1,208,297       0.0%
*   Panasia Indo Resources Tbk PT                75,100        2,479       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
INDONESIA -- (Continued)
    Perusahaan Gas Negara Persero Tbk PT                   10,431,100 $  5,138,251       0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT   4,579,900      737,332       0.0%
    Semen Indonesia Persero Tbk PT                          3,380,500    4,440,465       0.1%
    Sinar Mas Agro Resources & Technology Tbk PT            1,116,500      713,021       0.0%
    Sumber Alfaria Trijaya Tbk PT                              40,000        1,739       0.0%
    Summarecon Agung Tbk PT                                 6,626,300      690,756       0.0%
    Surya Citra Media Tbk PT                                5,505,400    1,541,067       0.1%
    Tambang Batubara Bukit Asam Persero Tbk PT              1,651,700    1,772,034       0.1%
    Telekomunikasi Indonesia Persero Tbk PT                39,175,700    8,922,161       0.2%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR      18,151      823,148       0.0%
    Tempo Scan Pacific Tbk PT                                  72,500       17,111       0.0%
    Tower Bersama Infrastructure Tbk PT                     2,231,200    1,643,490       0.1%
*   Trada Maritime Tbk PT                                   4,280,400      490,112       0.0%
    Unilever Indonesia Tbk PT                               1,776,600    4,473,064       0.1%
    United Tractors Tbk PT                                  2,413,496    3,666,080       0.1%
    Vale Indonesia Tbk PT                                   3,069,200      961,845       0.0%
    Wijaya Karya Persero Tbk PT                             4,286,500    1,014,952       0.0%
    XL Axiata Tbk PT                                        4,348,500    1,988,569       0.1%
                                                                      ------------       ---
TOTAL INDONESIA                                                        132,244,133       3.2%
                                                                      ------------       ---
MALAYSIA -- (4.3%)
    Aeon Co. M Bhd                                            705,900      804,607       0.0%
#   Affin Holdings Bhd                                        932,200      916,039       0.0%
#   AirAsia Bhd                                             2,979,300    2,264,685       0.1%
    Alliance Financial Group Bhd                            1,664,700    2,426,254       0.1%
#   AMMB Holdings Bhd                                       3,331,559    6,868,960       0.2%
    Astro Malaysia Holdings Bhd                             1,915,000    1,921,944       0.1%
    Axiata Group Bhd                                        2,921,375    6,262,537       0.2%
    Batu Kawan Bhd                                             92,000      515,871       0.0%
    Berjaya Land Bhd                                           95,000       24,271       0.0%
    Berjaya Sports Toto Bhd                                   872,176      957,319       0.0%
#   BIMB Holdings Bhd                                         858,600    1,115,802       0.0%
    Boustead Holdings Bhd                                     476,786      732,176       0.0%
    British American Tobacco Malaysia Bhd                     156,100    3,300,548       0.1%
#*  Bumi Armada Bhd                                         2,210,200    1,055,459       0.0%
#   Bursa Malaysia Bhd                                        347,600      855,450       0.0%
#   Cahya Mata Sarawak Bhd                                    589,200      776,482       0.0%
#   CIMB Group Holdings Bhd                                 5,461,457   10,784,417       0.3%
    Dialog Group Bhd                                        3,268,618    1,612,316       0.0%
    DiGi.Com Bhd                                            3,732,620    7,026,416       0.2%
    DRB-Hicom Bhd                                           1,371,400      888,098       0.0%
#   Fraser & Neave Holdings Bhd                                90,500      439,798       0.0%
#   Gamuda Bhd                                              1,654,900    2,578,709       0.1%
#   Genting Bhd                                             1,962,900    5,819,339       0.1%
#   Genting Malaysia Bhd                                    3,070,400    4,015,328       0.1%
#   Genting Plantations Bhd                                   320,800    1,031,347       0.0%
#   Guinness Anchor Bhd                                       135,200      531,974       0.0%
#   HAP Seng Consolidated Bhd                                 859,900    1,150,820       0.0%
#   Hartalega Holdings Bhd                                    289,100      615,310       0.0%
#   Hong Leong Bank Bhd                                       676,360    3,006,973       0.1%
    Hong Leong Financial Group Bhd                            382,929    2,107,043       0.1%
    IJM Corp. Bhd                                           2,828,481    5,946,856       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                    ---------- ------------ ---------------
MALAYSIA -- (Continued)
    IJM Land Bhd                                                       614,200 $    641,954       0.0%
#   IOI Corp. Bhd                                                    3,256,605    4,841,612       0.1%
    IOI Properties Group Bhd                                         1,536,552    1,285,075       0.0%
    KPJ Healthcare Bhd                                                   9,850       11,710       0.0%
#   Kuala Lumpur Kepong Bhd                                            513,400    3,589,413       0.1%
*   Kulim Malaysia Bhd                                                 470,200      488,579       0.0%
    Lafarge Malaysia Bhd                                               603,380    1,922,011       0.1%
    Magnum Bhd                                                         218,300      198,440       0.0%
#   Malayan Banking Bhd                                              5,072,736   14,965,200       0.4%
#   Malaysia Airports Holdings Bhd                                     827,121    1,815,800       0.0%
#   Malaysia Marine and Heavy Engineering Holdings Bhd                 414,500      285,928       0.0%
#*  Malaysian Airline System Bhd                                     4,055,900      314,690       0.0%
#   Maxis Bhd                                                        2,398,100    4,914,657       0.1%
    MISC Bhd                                                         1,288,598    2,688,398       0.1%
#   MMC Corp. Bhd                                                    1,481,800    1,189,646       0.0%
    Nestle Malaysia Bhd                                                188,300    3,921,438       0.1%
*   Parkson Holdings Bhd                                               484,815      371,619       0.0%
#   Petronas Chemicals Group Bhd                                     2,951,600    5,515,767       0.1%
#   Petronas Dagangan Bhd                                              288,900    1,794,109       0.0%
    Petronas Gas Bhd                                                   633,100    4,341,223       0.1%
#   PPB Group Bhd                                                      696,400    3,349,316       0.1%
    Public Bank Bhd                                                  2,028,314   11,435,000       0.3%
#   QL Resources Bhd                                                   323,000      337,944       0.0%
    RHB Capital Bhd                                                  1,028,051    2,749,994       0.1%
#   Sapurakencana Petroleum Bhd                                      4,962,200    5,144,111       0.1%
*   Shell Refining Co. Federation of Malaya Bhd                         76,400      133,376       0.0%
#   Sime Darby Bhd                                                   3,096,429    9,112,388       0.2%
#   SP Setia Bhd Group                                                 624,278      624,070       0.0%
    Sunway Bhd                                                         783,200      821,779       0.0%
#   Telekom Malaysia Bhd                                             1,054,761    2,309,386       0.1%
    Tenaga Nasional Bhd                                              2,613,850   10,619,445       0.3%
#   UEM Sunrise Bhd                                                  2,131,737    1,218,688       0.0%
    UMW Holdings Bhd                                                   992,566    3,528,585       0.1%
    United Plantations Bhd                                              61,000      474,862       0.0%
#   YTL Corp. Bhd                                                   12,469,186    6,294,208       0.2%
    YTL Power International Bhd                                      2,247,647    1,086,586       0.0%
                                                                               ------------       ---
TOTAL MALAYSIA                                                                  192,690,155       4.6%
                                                                               ------------       ---
MEXICO -- (5.4%)
    Alfa S.A.B. de C.V. Class A                                      4,080,319   13,026,114       0.3%
#   Alpek S.A.B. de C.V.                                                40,209       70,766       0.0%
#   America Movil S.A.B. de C.V. Series L                           37,750,669   46,171,244       1.1%
    America Movil S.A.B. de C.V. Series L ADR                           22,528      549,908       0.0%
#   Arca Continental S.A.B. de C.V.                                    470,179    3,027,162       0.1%
*   Cemex S.A.B. de C.V.                                             2,349,264    2,895,965       0.1%
#*  Cemex S.A.B. de C.V. Sponsored ADR                               1,449,200   17,825,160       0.4%
    Coca-Cola Femsa S.A.B. de C.V. Series L                            298,900    3,165,405       0.1%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                        13,716    1,451,153       0.0%
#   Controladora Comercial Mexicana S.A.B. de C.V.                     628,374    2,485,732       0.1%
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B       8,726        5,800       0.0%
    El Puerto de Liverpool S.A.B. de C.V.                              181,160    2,124,212       0.1%
#   Fomento Economico Mexicano S.A.B. de C.V.                        1,793,669   17,279,694       0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                      ---------- ------------ ---------------
MEXICO -- (Continued)
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR               25,918 $  2,494,348       0.1%
*   Gruma S.A.B. de C.V. Class B                                         186,577    2,049,593       0.1%
*   Gruma S.A.B. de C.V. Sponsored ADR                                     3,338      146,805       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                    5,745      391,522       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B               73,377      501,140       0.0%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                    34,897    4,699,928       0.1%
#   Grupo Bimbo S.A.B. de C.V. Series A                                1,682,198    4,946,815       0.1%
#   Grupo Carso S.A.B. de C.V. Series A1                                 840,555    4,777,579       0.1%
#   Grupo Comercial Chedraui S.A. de C.V.                                320,456    1,111,319       0.0%
    Grupo Elektra S.A.B. de C.V.                                           7,227      274,778       0.0%
    Grupo Financiero Banorte S.A.B. de C.V.                            2,706,211   17,343,062       0.4%
    Grupo Financiero Inbursa S.A.B. de C.V.                            2,448,606    7,387,867       0.2%
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B             772,701    2,059,962       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR         152,244    2,024,845       0.0%
#   Grupo Mexico S.A.B. de C.V. Series B                               4,225,397   14,543,555       0.3%
*   Grupo Qumma S.A. de C.V. Series B                                      1,591           --       0.0%
    Grupo Televisa S.A.B. Series CPO                                   2,556,698   18,522,711       0.4%
    Grupo Televisa S.A.B. Sponsored ADR                                  104,814    3,787,978       0.1%
#*  Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de
      C.V.                                                             2,373,426    7,458,898       0.2%
    Industrias Penoles S.A.B. de C.V.                                    156,088    3,535,271       0.1%
#   Infraestructura Energetica Nova S.A.B. de C.V.                       168,664    1,029,049       0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A                    1,823,400    4,243,598       0.1%
    Megacable Holdings S.A.B. de C.V.                                     26,891      123,130       0.0%
    Mexichem S.A.B. de C.V.                                            1,224,530    5,008,604       0.1%
#*  Minera Frisco S.A.B. de C.V.                                         783,633    1,384,978       0.0%
#*  OHL Mexico S.A.B. de C.V.                                            889,397    2,495,893       0.1%
#   Organizacion Soriana S.A.B. de C.V. Class B                        1,109,375    3,633,865       0.1%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.              263,523    3,634,969       0.1%
*   Savia SA Class A                                                     120,000           --       0.0%
#   Wal-Mart de Mexico S.A.B. de C.V. Series V                         5,248,185   12,171,229       0.3%
                                                                                 ------------       ---
TOTAL MEXICO                                                                      241,861,606       5.8%
                                                                                 ------------       ---
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                                             6,659       59,931       0.0%
    Cia de Minas Buenaventura SAA ADR                                    139,674    1,285,001       0.0%
    Credicorp, Ltd.                                                       66,978   10,783,458       0.3%
    Grana y Montero SAA Sponsored ADR                                     36,337      498,543       0.0%
*   Rio Alto Mining, Ltd.                                                 41,656       89,144       0.0%
                                                                                 ------------       ---
TOTAL PERU                                                                         12,716,077       0.3%
                                                                                 ------------       ---
PHILIPPINES -- (1.3%)
    Aboitiz Equity Ventures, Inc.                                      1,711,300    1,983,754       0.1%
    Aboitiz Power Corp.                                                1,495,200    1,366,253       0.0%
    Alliance Global Group, Inc.                                        5,127,600    2,889,852       0.1%
    Ayala Corp.                                                          167,047    2,567,479       0.1%
    Ayala Land, Inc.                                                   5,722,818    4,276,220       0.1%
    Bank of the Philippine Islands                                       931,913    1,974,718       0.0%
    BDO Unibank, Inc.                                                  1,765,371    3,853,410       0.1%
    DMCI Holdings, Inc.                                                6,647,200    2,401,402       0.1%
    Energy Development Corp.                                          15,223,400    2,611,569       0.1%
*   Fwbc Holdings, Inc.                                                2,006,957           --       0.0%
    Globe Telecom, Inc.                                                   39,320    1,476,362       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                          ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    International Container Terminal Services, Inc.          962,320 $ 2,486,532       0.1%
    JG Summit Holdings, Inc.                                 939,830   1,335,571       0.0%
    Jollibee Foods Corp.                                     517,840   2,261,465       0.1%
    LT Group, Inc.                                         1,869,700     593,077       0.0%
    Manila Electric Co.                                      197,030   1,150,226       0.0%
    Megaworld Corp.                                       20,707,000   2,288,342       0.1%
    Metro Pacific Investments Corp.                       15,430,300   1,746,201       0.0%
    Metropolitan Bank & Trust Co.                          1,022,059   1,879,064       0.0%
    Philippine Long Distance Telephone Co.                    51,225   3,581,817       0.1%
    Philippine Long Distance Telephone Co. Sponsored ADR      11,067     776,129       0.0%
*   Philippine National Bank                                 442,328     832,946       0.0%
    Puregold Price Club, Inc.                                165,200     127,430       0.0%
    Robinsons Land Corp.                                   2,244,600   1,227,872       0.0%
    San Miguel Corp.                                         627,520   1,014,660       0.0%
    Semirara Mining and Power Corp.                          356,700     962,057       0.0%
    SM Investments Corp.                                     218,942   3,822,852       0.1%
    SM Prime Holdings, Inc.                                6,854,410   2,669,838       0.1%
*   Top Frontier Investment Holdings, Inc.                    42,789     104,733       0.0%
    Universal Robina Corp.                                   879,930   3,644,855       0.1%
                                                                     -----------       ---
TOTAL PHILIPPINES                                                     57,906,686       1.4%
                                                                     -----------       ---
POLAND -- (1.7%)
#*  Alior Bank SA                                             31,483     699,818       0.0%
    Asseco Poland SA                                           8,070     119,796       0.0%
    Bank Handlowy w Warszawie SA                              46,824   1,583,190       0.0%
    Bank Millennium SA                                       679,790   1,685,882       0.1%
    Bank Pekao SA                                            108,758   5,692,217       0.1%
    Bank Zachodni WBK SA                                      28,838   3,269,785       0.1%
    CCC SA                                                     9,329     357,792       0.0%
    Cyfrowy Polsat SA                                        141,949   1,086,732       0.0%
    Enea SA                                                  151,114     718,482       0.0%
    Eurocash SA                                               86,391     849,362       0.0%
*   Getin Noble Bank SA                                    1,281,667     990,373       0.0%
    Grupa Azoty SA                                            31,599     588,309       0.0%
*   Grupa Lotos SA                                            19,391     149,800       0.0%
    Grupa Zywiec SA                                            8,938   1,040,377       0.0%
    ING Bank Slaski SA                                        34,793   1,439,296       0.0%
#*  Jastrzebska Spolka Weglowa SA                             38,639     332,048       0.0%
    KGHM Polska Miedz SA                                     214,136   8,258,871       0.2%
    LPP SA                                                       651   1,943,458       0.1%
#   mBank                                                     17,078   2,528,105       0.1%
    Orange Polska SA                                         835,079   2,502,255       0.1%
    PGE SA                                                 1,137,995   7,466,441       0.2%
    Polski Koncern Naftowy Orlen SA                          453,185   5,645,869       0.1%
    Polskie Gornictwo Naftowe i Gazownictwo SA             1,617,383   2,416,608       0.1%
    Powszechna Kasa Oszczednosci Bank Polski SA              967,168  10,758,180       0.3%
    Powszechny Zaklad Ubezpieczen SA                          62,366   9,357,394       0.2%
    Synthos SA                                               621,035     771,767       0.0%
    Tauron Polska Energia SA                               1,838,551   2,871,500       0.1%
*   TVN SA                                                    82,499     370,003       0.0%
                                                                     -----------       ---
TOTAL POLAND                                                          75,493,710       1.8%
                                                                     -----------       ---

THE EMERGING MARKETS SERIES
CONTINUED

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                               --------- ------------ ---------------
RUSSIA -- (2.4%)
    Eurasia Drilling Co., Ltd. GDR               119,227 $  3,006,413       0.1%
    Gazprom OAO Sponsored ADR                  5,965,736   39,527,845       1.0%
    Globaltrans Investment P.L.C. GDR             58,829      437,507       0.0%
    Lukoil OAO Sponsored ADR                     266,454   13,061,396       0.3%
*   Magnitogorsk Iron & Steel Works OJSC GDR     148,750      423,042       0.0%
*   Mail.ru Group, Ltd. GDR                       23,478      570,112       0.0%
*   Mechel Sponsored ADR                         148,869      133,982       0.0%
    MegaFon OAO GDR                               27,790      651,102       0.0%
    MMC Norilsk Nickel OJSC ADR                  295,317    5,510,369       0.1%
    Novolipetsk Steel OJSC GDR                    92,776    1,190,518       0.0%
    Novorossiysk Commercial Sea Port PJSC GDR     11,508       31,127       0.0%
    O'Key Group SA GDR                            30,438      183,388       0.0%
    Phosagro OAO GDR                              51,527      554,005       0.0%
    Rosneft OAO GDR                              732,210    4,075,195       0.1%
    Rostelecom OJSC Sponsored ADR                 59,257      887,758       0.0%
    RusHydro JSC ADR                           1,421,369    2,376,556       0.1%
    Sberbank of Russia Sponsored ADR           1,429,666   10,886,821       0.3%
    Severstal OAO GDR                            213,156    2,257,797       0.1%
    Tatneft OAO Sponsored ADR                    266,980    9,542,633       0.2%
    TMK OAO GDR                                   29,680      233,916       0.0%
    Uralkali OJSC GDR                            240,379    4,300,818       0.1%
    VimpelCom, Ltd. Sponsored ADR                366,796    2,376,838       0.1%
    VTB Bank OJSC GDR                          2,093,133    3,964,741       0.1%
*   X5 Retail Group NV GDR                        99,077    1,815,934       0.0%
                                                         ------------       ---
TOTAL RUSSIA                                              107,999,813       2.6%
                                                         ------------       ---
SOUTH AFRICA -- (7.4%)
    African Bank Investments, Ltd.               709,671       19,946       0.0%
    African Rainbow Minerals, Ltd.               180,656    2,228,585       0.1%
*   Anglo American Platinum, Ltd.                 80,583    2,546,229       0.1%
*   AngloGold Ashanti, Ltd. Sponsored ADR        745,374    6,164,243       0.2%
    Aspen Pharmacare Holdings, Ltd.              350,313   12,515,338       0.3%
    Assore, Ltd.                                  42,544      790,194       0.0%
    AVI, Ltd.                                    247,747    1,615,627       0.0%
    Barclays Africa Group, Ltd.                  395,609    6,252,303       0.2%
    Barloworld, Ltd.                             324,434    2,818,523       0.1%
    Bidvest Group, Ltd. (The)                    472,687   13,009,137       0.3%
#   Capitec Bank Holdings, Ltd.                   63,198    1,668,527       0.0%
    Coronation Fund Managers, Ltd.               258,136    2,235,045       0.1%
    Discovery, Ltd.                              542,016    4,935,230       0.1%
    Distell Group, Ltd.                           32,823      397,043       0.0%
#   Exxaro Resources, Ltd.                       186,477    1,947,665       0.0%
    FirstRand, Ltd.                            3,475,911   14,888,452       0.4%
#   Foschini Group, Ltd. (The)                   261,243    2,953,226       0.1%
    Gold Fields, Ltd. Sponsored ADR            1,216,761    3,881,468       0.1%
*   Impala Platinum Holdings, Ltd.               756,929    5,520,780       0.1%
    Imperial Holdings, Ltd.                      240,258    4,141,683       0.1%
    Investec, Ltd.                               377,135    3,441,214       0.1%
#   Kumba Iron Ore, Ltd.                          89,688    2,250,641       0.1%
    Liberty Holdings, Ltd.                       207,981    2,406,766       0.1%
    Life Healthcare Group Holdings, Ltd.       1,081,237    4,088,805       0.1%
#   Massmart Holdings, Ltd.                      103,729    1,121,340       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES     VALUE++    OF NET ASSETS**
                                                        --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Mediclinic International, Ltd.                        434,871 $  3,887,697       0.1%
    MMI Holdings, Ltd.                                  1,850,766    4,730,873       0.1%
    Mondi, Ltd.                                           243,323    4,074,736       0.1%
    Mr Price Group, Ltd.                                  278,233    5,760,627       0.1%
    MTN Group, Ltd.                                     1,869,995   41,407,390       1.0%
    Nampak, Ltd.                                          917,727    3,742,467       0.1%
    Naspers, Ltd. Class N                                 330,032   41,164,606       1.0%
    Nedbank Group, Ltd.                                   341,928    7,456,584       0.2%
    Netcare, Ltd.                                       1,842,541    5,574,396       0.1%
#   Pick n Pay Stores, Ltd.                               279,886    1,353,664       0.0%
    PSG Group, Ltd.                                        61,341      639,942       0.0%
    Sanlam, Ltd.                                        2,156,341   13,626,005       0.3%
    Santam, Ltd.                                           29,914      554,440       0.0%
    Sasol, Ltd.                                            35,602    1,777,793       0.0%
    Sasol, Ltd. Sponsored ADR                             609,116   30,571,532       0.7%
    Shoprite Holdings, Ltd.                               532,853    7,726,188       0.2%
    Spar Group, Ltd. (The)                                 81,756      956,551       0.0%
    Standard Bank Group, Ltd.                           1,470,731   18,520,581       0.4%
#   Steinhoff International Holdings, Ltd.              2,434,530   12,455,080       0.3%
*   Telkom SA SOC, Ltd.                                    66,186      351,720       0.0%
    Tiger Brands, Ltd.                                    170,081    5,119,242       0.1%
    Truworths International, Ltd.                         572,487    3,923,435       0.1%
    Tsogo Sun Holdings, Ltd.                              311,671      782,388       0.0%
#   Vodacom Group, Ltd.                                   418,672    5,083,218       0.1%
    Woolworths Holdings, Ltd.                             961,853    6,847,921       0.2%
                                                                  ------------       ---
TOTAL SOUTH AFRICA                                                 331,927,086       7.9%
                                                                  ------------       ---
SOUTH KOREA -- (13.5%)
    Amorepacific Corp.                                      2,883    6,190,486       0.2%
    AMOREPACIFIC Group                                      3,010    3,330,287       0.1%
    BS Financial Group, Inc.                              294,076    4,576,015       0.1%
#*  Celltrion, Inc.                                        56,704    2,231,265       0.1%
#*  Cheil Worldwide, Inc.                                  87,060    1,355,691       0.0%
#   CJ CheilJedang Corp.                                   10,545    3,850,262       0.1%
#   CJ Corp.                                               25,808    4,192,592       0.1%
#*  CJ Korea Express Co., Ltd.                              5,587    1,009,095       0.0%
    CJ O Shopping Co., Ltd.                                   821      201,645       0.0%
    Coway Co., Ltd.                                        56,187    4,295,309       0.1%
#   Daelim Industrial Co., Ltd.                            38,533    2,552,428       0.1%
#*  Daewoo Engineering & Construction Co., Ltd.           133,508      818,614       0.0%
#   Daewoo International Corp.                             35,239    1,115,879       0.0%
*   Daewoo Securities Co., Ltd.                           227,394    2,386,616       0.1%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.    150,399    2,571,438       0.1%
    Dongbu Insurance Co., Ltd.                             67,707    3,785,218       0.1%
#   Doosan Corp.                                           17,487    1,816,576       0.0%
#   Doosan Heavy Industries & Construction Co., Ltd.      101,375    2,227,489       0.1%
#*  Doosan Infracore Co., Ltd.                            243,016    2,459,431       0.1%
#   E-Mart Co., Ltd.                                       25,989    4,822,231       0.1%
#   Grand Korea Leisure Co., Ltd.                          28,282    1,012,759       0.0%
#*  GS Engineering & Construction Corp.                    66,674    1,756,916       0.0%
#   GS Holdings Corp.                                      70,767    2,737,456       0.1%
    Halla Holdings Corp.                                    8,573      566,879       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                  ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Halla Visteon Climate Control Corp.            29,397 $ 1,310,069       0.0%
    Hana Financial Group, Inc.                    408,553  14,148,126       0.3%
    Hankook Tire Co., Ltd.                         78,627   4,051,160       0.1%
#   Hanssem Co., Ltd.                               7,850     935,691       0.0%
#   Hanwha Chemical Corp.                         144,145   1,642,466       0.0%
    Hanwha Corp.                                   49,201   1,260,647       0.0%
    Hanwha Life Insurance Co., Ltd.               283,608   2,179,411       0.1%
#   Hite Jinro Co., Ltd.                           22,640     560,438       0.0%
#   Hotel Shilla Co., Ltd.                         29,607   2,787,331       0.1%
    Hyosung Corp.                                  44,694   2,653,707       0.1%
    Hyundai Department Store Co., Ltd.             21,149   2,681,086       0.1%
    Hyundai Development Co.                        30,277   1,141,842       0.0%
    Hyundai Engineering & Construction Co., Ltd.   77,500   3,517,091       0.1%
#   Hyundai Glovis Co., Ltd.                       12,294   3,057,911       0.1%
#   Hyundai Heavy Industries Co., Ltd.             59,257   5,505,751       0.1%
    Hyundai Marine & Fire Insurance Co., Ltd.      98,312   2,596,439       0.1%
    Hyundai Mobis Co., Ltd.                        67,404  15,770,151       0.4%
    Hyundai Motor Co.                             153,078  24,290,657       0.6%
#   Hyundai Steel Co.                              96,235   6,133,435       0.2%
    Hyundai Wia Corp.                              14,396   2,481,334       0.1%
    Industrial Bank of Korea                      428,049   6,259,494       0.2%
    Kangwon Land, Inc.                            108,215   3,538,669       0.1%
    KB Financial Group, Inc.                      311,972  12,229,225       0.3%
    KB Financial Group, Inc. ADR                   97,918   3,789,427       0.1%
    KCC Corp.                                       5,772   3,195,574       0.1%
#   KEPCO Engineering & Construction Co., Inc.      8,507     516,652       0.0%
    KEPCO Plant Service & Engineering Co., Ltd.    13,109   1,074,211       0.0%
    Kia Motors Corp.                              270,079  13,118,396       0.3%
#   Korea Aerospace Industries, Ltd.               34,130   1,317,937       0.0%
    Korea Electric Power Corp.                    200,434   8,798,206       0.2%
    Korea Electric Power Corp. Sponsored ADR       18,399     402,202       0.0%
*   Korea Gas Corp.                                36,454   1,709,013       0.0%
    Korea Investment Holdings Co., Ltd.            37,812   1,912,036       0.0%
    Korea Zinc Co., Ltd.                            7,978   3,004,456       0.1%
*   Korean Air Lines Co., Ltd.                      9,321     330,875       0.0%
    KT Corp.                                       68,477   2,109,746       0.1%
    KT Corp. Sponsored ADR                         36,655     561,921       0.0%
    KT&G Corp.                                    104,996   9,296,632       0.2%
#   Kumho Petrochemical Co., Ltd.                  15,006   1,085,202       0.0%
#*  Kwangju Bank                                   26,713     269,805       0.0%
*   Kyongnam Bank                                  40,823     476,292       0.0%
    LG Chem, Ltd.                                  46,860   8,782,265       0.2%
    LG Corp.                                      114,126   6,790,505       0.2%
*   LG Display Co., Ltd.                          203,730   5,997,611       0.1%
#*  LG Display Co., Ltd. ADR                      508,564   7,638,631       0.2%
#   LG Electronics, Inc.                          186,252  11,374,718       0.3%
#   LG Household & Health Care, Ltd.               10,184   5,930,595       0.1%
#*  LG Innotek Co., Ltd.                           14,800   1,166,952       0.0%
    LG Uplus Corp.                                392,512   4,036,580       0.1%
#   Lotte Chemical Corp.                           26,759   3,629,225       0.1%
    Lotte Chilsung Beverage Co., Ltd.                 168     265,925       0.0%
    Lotte Confectionery Co., Ltd.                     362     650,993       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Lotte Shopping Co., Ltd.                         15,161 $  4,202,863       0.1%
    LS Corp.                                         21,498    1,203,748       0.0%
#   Macquarie Korea Infrastructure Fund             332,038    2,217,583       0.1%
#*  Mando Corp.                                       9,354    1,763,641       0.0%
    Naver Corp.                                      28,421   20,111,321       0.5%
#   NCSoft Corp.                                     14,464    1,992,619       0.1%
#*  OCI Co., Ltd.                                    21,118    1,822,848       0.0%
#   Orion Corp.                                       3,321    2,559,717       0.1%
#   Paradise Co., Ltd.                               25,759      792,851       0.0%
    POSCO                                            47,828   13,814,499       0.3%
    POSCO ADR                                        67,985    4,865,007       0.1%
    S-1 Corp.                                        15,382    1,071,127       0.0%
#   S-Oil Corp.                                      49,672    1,887,007       0.0%
    Samsung C&T Corp.                               143,779    9,726,209       0.2%
    Samsung Card Co., Ltd.                           23,720    1,019,980       0.0%
#   Samsung Electro-Mechanics Co., Ltd.              99,467    4,536,303       0.1%
    Samsung Electronics Co., Ltd.                    82,858   96,624,233       2.3%
    Samsung Electronics Co., Ltd. GDR                49,372   28,491,043       0.7%
*   Samsung Engineering Co., Ltd.                    20,417    1,177,590       0.0%
    Samsung Fire & Marine Insurance Co., Ltd.        40,490   10,902,348       0.3%
    Samsung Heavy Industries Co., Ltd.              173,721    4,233,949       0.1%
    Samsung Life Insurance Co., Ltd.                 59,292    6,467,361       0.2%
#   Samsung SDI Co., Ltd.                            62,545    7,375,361       0.2%
    Samsung Securities Co., Ltd.                     70,938    3,178,131       0.1%
    Samsung Techwin Co., Ltd.                        34,401    1,056,556       0.0%
#   Seoul Semiconductor Co., Ltd.                    18,042      309,427       0.0%
    Shinhan Financial Group Co., Ltd.               356,215   16,765,534       0.4%
    Shinhan Financial Group Co., Ltd. ADR            86,082    4,051,880       0.1%
    Shinsegae Co., Ltd.                               8,494    1,575,691       0.0%
#   SK C&C Co., Ltd.                                 19,871    4,509,340       0.1%
    SK Holdings Co., Ltd.                            64,837   10,163,125       0.2%
*   SK Hynix, Inc.                                  591,090   26,359,238       0.6%
#   SK Innovation Co., Ltd.                          82,690    6,764,049       0.2%
*   SK Networks Co., Ltd.                            85,448      876,622       0.0%
    SK Telecom Co., Ltd.                              8,358    2,094,506       0.1%
*   Woori Finance Holdings Co., Ltd.                416,192    4,727,941       0.1%
*   Woori Finance Holdings Co., Ltd. ADR              1,026       34,966       0.0%
    Woori Investment & Securities Co., Ltd.         176,033    1,929,451       0.1%
    Young Poong Corp.                                   305      338,385       0.0%
    Youngone Corp.                                    8,605      514,864       0.0%
                                                            ------------      ----
TOTAL SOUTH KOREA                                            605,936,205      14.5%
                                                            ------------      ----
SPAIN -- (0.1%)
*   Banco Santander SA                              863,400    2,648,146       0.1%
                                                            ------------      ----
TAIWAN -- (13.7%)
#*  Acer, Inc.                                    3,709,040    2,548,813       0.1%
    Advanced Semiconductor Engineering, Inc.      6,951,929    8,386,488       0.2%
    Advanced Semiconductor Engineering, Inc. ADR     77,739      479,650       0.0%
#   Advantech Co., Ltd.                             321,254    2,235,117       0.1%
#   Airtac International Group                      117,000      855,456       0.0%
#   Asia Cement Corp.                             3,228,758    4,168,160       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                        PERCENTAGE
                                                 SHARES     VALUE++   OF NET ASSETS**
                                               ---------- ----------- ---------------
TAIWAN -- (Continued)
    Asustek Computer, Inc.                        861,180 $ 8,792,804       0.2%
#   AU Optronics Corp.                         18,813,873   8,966,151       0.2%
    AU Optronics Corp. Sponsored ADR              326,626   1,564,539       0.0%
#   Catcher Technology Co., Ltd.                  866,429   7,314,170       0.2%
    Cathay Financial Holding Co., Ltd.          7,740,450  12,759,088       0.3%
#   Cathay Real Estate Development Co., Ltd.      839,000     437,585       0.0%
#   Chang Hwa Commercial Bank, Ltd.             6,813,963   4,296,146       0.1%
#   Cheng Shin Rubber Industry Co., Ltd.        2,072,965   4,841,581       0.1%
#   Cheng Uei Precision Industry Co., Ltd.        384,109     641,429       0.0%
    Chicony Electronics Co., Ltd.                 731,871   2,107,595       0.1%
*   China Airlines, Ltd.                        6,660,536   2,607,576       0.1%
    China Development Financial Holding Corp.  19,411,121   6,239,480       0.2%
    China Life Insurance Co., Ltd.              4,067,176   3,547,318       0.1%
    China Motor Corp.                             649,000     591,536       0.0%
*   China Petrochemical Development Corp.       1,336,613     423,005       0.0%
    China Steel Chemical Corp.                    165,000     898,727       0.0%
#   China Steel Corp.                          12,348,932  10,653,682       0.3%
#   Chipbond Technology Corp.                   1,106,000   2,039,336       0.1%
    Chunghwa Telecom Co., Ltd.                  1,193,000   3,639,880       0.1%
#   Chunghwa Telecom Co., Ltd. ADR                236,502   7,175,471       0.2%
#   Clevo Co.                                     557,075     989,161       0.0%
    Compal Electronics, Inc.                    7,595,541   5,613,990       0.1%
    CTBC Financial Holding Co., Ltd.           13,502,117   9,468,773       0.2%
    CTCI Corp.                                    712,000   1,164,022       0.0%
#   Delta Electronics, Inc.                     1,992,366  11,952,589       0.3%
    E.Sun Financial Holding Co., Ltd.           8,966,402   5,679,169       0.1%
#   Eclat Textile Co., Ltd.                       195,644   1,866,283       0.1%
#   Epistar Corp.                               1,230,000   2,224,214       0.1%
    Eternal Materials Co., Ltd.                   230,510     228,334       0.0%
*   Eva Airways Corp.                           3,438,600   2,014,677       0.1%
*   Evergreen Marine Corp. Taiwan, Ltd.         2,443,249   1,444,132       0.0%
    Far Eastern Department Stores, Ltd.         1,560,592   1,411,098       0.0%
#   Far Eastern New Century Corp.               4,242,221   4,460,877       0.1%
    Far EasTone Telecommunications Co., Ltd.    2,054,000   4,545,652       0.1%
#   Farglory Land Development Co., Ltd.           648,393     641,296       0.0%
    Feng TAY Enterprise Co., Ltd.                 324,120     837,605       0.0%
#   Firich Enterprises Co., Ltd.                   19,437      70,563       0.0%
    First Financial Holding Co., Ltd.          10,515,566   6,474,173       0.2%
#   Formosa Chemicals & Fibre Corp.             3,611,518   8,409,129       0.2%
    Formosa International Hotels Corp.             52,406     542,709       0.0%
#   Formosa Petrochemical Corp.                 1,175,000   2,758,101       0.1%
#   Formosa Plastics Corp.                      4,659,153  10,759,688       0.3%
    Formosa Taffeta Co., Ltd.                     848,000     857,409       0.0%
    Foxconn Technology Co., Ltd.                1,364,198   3,639,912       0.1%
    Fubon Financial Holding Co., Ltd.           7,900,233  13,374,482       0.3%
    Giant Manufacturing Co., Ltd.                 295,506   2,392,705       0.1%
#   Gigasolar Materials Corp.                      22,800     384,100       0.0%
#   Ginko International Co., Ltd.                  33,000     444,405       0.0%
#   Gourmet Master Co., Ltd.                       51,000     322,818       0.0%
#   HannStar Display Corp.                      5,668,660   1,427,961       0.0%
#   Highwealth Construction Corp.                 930,300   1,610,115       0.0%
#   Hiwin Technologies Corp.                      203,788   1,612,289       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                          SHARES     VALUE++   OF NET ASSETS**
                                                        ---------- ----------- ---------------
TAIWAN -- (Continued)
    Hon Hai Precision Industry Co., Ltd.                13,621,302 $43,111,377       1.0%
    Hotai Motor Co., Ltd.                                  278,000   4,068,002       0.1%
#*  HTC Corp.                                            1,028,235   4,552,888       0.1%
    Hua Nan Financial Holdings Co., Ltd.                 8,587,812   5,088,554       0.1%
#   Innolux Corp.                                       20,889,241   9,546,291       0.2%
#*  Inotera Memories, Inc.                               3,117,000   4,817,248       0.1%
#   Inventec Corp.                                       3,305,551   2,300,053       0.1%
#   Kenda Rubber Industrial Co., Ltd.                      804,091   1,641,627       0.0%
#   King Slide Works Co., Ltd.                              54,000     709,019       0.0%
#   King's Town Bank Co., Ltd.                           1,038,000   1,135,246       0.0%
    Kinsus Interconnect Technology Corp.                   552,000   2,077,374       0.1%
#   Largan Precision Co., Ltd.                             105,860   7,436,591       0.2%
#   LCY Chemical Corp.                                     434,123     210,999       0.0%
    Lite-On Technology Corp.                             3,290,741   4,618,282       0.1%
    Lung Yen Life Service Corp.                            117,000     344,612       0.0%
*   Macronix International                                 181,218      40,721       0.0%
#   MediaTek, Inc.                                       1,280,995  18,296,396       0.4%
    Mega Financial Holding Co., Ltd.                    10,445,904   8,663,806       0.2%
    Merida Industry Co., Ltd.                              221,287   1,528,570       0.0%
#   Micro-Star International Co., Ltd.                     588,000     720,160       0.0%
    Nan Kang Rubber Tire Co., Ltd.                         534,780     586,821       0.0%
#   Nan Ya Plastics Corp.                                4,619,599   9,560,581       0.2%
#*  Nan Ya Printed Circuit Board Corp.                     288,000     399,810       0.0%
#   Novatek Microelectronics Corp.                         631,000   3,266,092       0.1%
    Oriental Union Chemical Corp.                           67,000      50,684       0.0%
#   Pegatron Corp.                                       4,139,345   7,543,930       0.2%
    Phison Electronics Corp.                               222,000   1,499,446       0.0%
#   Pou Chen Corp.                                       3,634,487   4,007,706       0.1%
#   Powertech Technology, Inc.                           1,906,819   3,205,840       0.1%
    President Chain Store Corp.                            696,831   5,220,107       0.1%
#   Quanta Computer, Inc.                                2,622,000   6,600,921       0.2%
#   Radiant Opto-Electronics Corp.                         730,170   2,551,439       0.1%
#   Realtek Semiconductor Corp.                            551,950   1,829,555       0.1%
#   Ruentex Development Co., Ltd.                        1,010,351   1,508,217       0.0%
#   Ruentex Industries, Ltd.                             1,000,182   2,138,168       0.1%
#*  Sanyang Industry Co., Ltd.                             776,000     685,948       0.0%
#   ScinoPharm Taiwan, Ltd.                                255,257     517,041       0.0%
#   Shin Kong Financial Holding Co., Ltd.               14,247,661   4,327,513       0.1%
#   Siliconware Precision Industries Co.                 3,473,324   4,954,747       0.1%
    Siliconware Precision Industries Co. Sponsored ADR      67,173     478,943       0.0%
    Simplo Technology Co., Ltd.                            443,000   2,155,222       0.1%
#   SinoPac Financial Holdings Co., Ltd.                13,582,553   5,897,205       0.2%
#   St Shine Optical Co., Ltd.                              52,000     913,533       0.0%
    Standard Foods Corp.                                   334,394     771,529       0.0%
#   Synnex Technology International Corp.                1,493,756   2,100,002       0.1%
#   Tainan Spinning Co., Ltd.                              317,240     176,028       0.0%
    Taishin Financial Holding Co., Ltd.                 19,542,197   9,322,280       0.2%
*   Taiwan Business Bank                                 5,805,145   1,746,373       0.1%
    Taiwan Cement Corp.                                  4,679,720   7,158,748       0.2%
    Taiwan Cooperative Financial Holding Co., Ltd.       8,492,789   4,542,445       0.1%
#   Taiwan FamilyMart Co., Ltd.                             41,000     262,673       0.0%
#   Taiwan Fertilizer Co., Ltd.                          1,141,000   2,024,261       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                ---------- ------------ ---------------
TAIWAN -- (Continued)
#   Taiwan Glass Industry Corp.                                  1,253,253 $    972,267       0.0%
    Taiwan Mobile Co., Ltd.                                      1,801,300    5,845,080       0.1%
#   Taiwan Secom Co., Ltd.                                         235,670      624,908       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                25,188,808  109,190,220       2.6%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR     223,463    4,920,655       0.1%
#   Teco Electric and Machinery Co., Ltd.                        2,671,000    2,971,954       0.1%
#   Ton Yi Industrial Corp.                                      1,254,000      745,590       0.0%
#   TPK Holding Co., Ltd.                                          402,000    2,373,139       0.1%
    Transcend Information, Inc.                                    231,181      781,103       0.0%
#   Tripod Technology Corp.                                        482,870      903,830       0.0%
#   TSRC Corp.                                                     682,965      768,441       0.0%
    U-Ming Marine Transport Corp.                                  551,860      865,355       0.0%
    Uni-President Enterprises Corp.                              5,735,725    9,862,508       0.2%
#   Unimicron Technology Corp.                                   2,268,896    1,746,496       0.1%
#   United Microelectronics Corp.                               21,808,000    9,682,730       0.2%
#   Vanguard International Semiconductor Corp.                   1,242,000    1,865,953       0.1%
#*  Walsin Lihwa Corp.                                           4,532,000    1,504,576       0.0%
    Wan Hai Lines, Ltd.                                          1,284,800      950,234       0.0%
#*  Winbond Electronics Corp.                                    4,050,000    1,299,416       0.0%
*   Wintek Corp.                                                 1,198,760       76,457       0.0%
    Wistron Corp.                                                4,175,420    4,386,761       0.1%
#   WPG Holdings, Ltd.                                           2,051,869    2,499,443       0.1%
#   Yageo Corp.                                                    692,278    1,075,988       0.0%
*   Yang Ming Marine Transport Corp.                             1,948,300      891,889       0.0%
    Yuanta Financial Holding Co., Ltd.                          12,643,966    6,369,091       0.2%
    Yulon Motor Co., Ltd.                                        1,237,000    1,824,979       0.1%
#   Yungtay Engineering Co., Ltd.                                  122,000      270,916       0.0%
#   Zhen Ding Technology Holding, Ltd.                             471,700    1,295,997       0.0%
                                                                           ------------      ----
TOTAL TAIWAN                                                                613,310,814      14.7%
                                                                           ------------      ----
THAILAND -- (2.6%)
    Advanced Info Service PCL                                    1,088,500    7,987,458       0.2%
    Airports of Thailand PCL                                       423,700    3,148,155       0.1%
    Bangchak Petroleum PCL (The)                                   361,000      371,308       0.0%
    Bangkok Bank PCL(6077019)                                      283,900    1,760,755       0.1%
    Bangkok Bank PCL(6368360)                                      424,900    2,583,058       0.1%
    Bangkok Dusit Medical Services PCL                           5,300,000    3,010,439       0.1%
    Bangkok Life Assurance PCL                                     674,800    1,196,491       0.0%
    Bangkokland PCL                                              2,999,000      184,157       0.0%
    Banpu PCL                                                    1,525,700    1,323,335       0.0%
    BEC World PCL                                                  810,000    1,199,954       0.0%
    Berli Jucker PCL                                               862,600    1,205,044       0.0%
    Big C Supercenter PCL(6763932)                                  24,600      175,984       0.0%
    Big C Supercenter PCL(6368434)                                 333,200    2,383,654       0.1%
    Bumrungrad Hospital PCL                                        293,400    1,198,103       0.0%
    Central Pattana PCL                                          1,308,100    1,937,852       0.1%
    Central Plaza Hotel PCL                                        709,700      822,572       0.0%
    CH Karnchang PCL                                               366,000      309,027       0.0%
    Charoen Pokphand Foods PCL                                   2,881,300    2,764,526       0.1%
    CP ALL PCL                                                   3,242,700    4,530,023       0.1%
    Delta Electronics Thailand PCL                                 480,400      951,360       0.0%
    Electricity Generating PCL                                     233,300    1,232,042       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
THAILAND -- (Continued)
    Energy Absolute PCL                                             665,100 $    494,179       0.0%
    Glow Energy PCL                                                 445,700    1,368,437       0.0%
    Home Product Center PCL                                       4,325,531    1,235,107       0.0%
    Indorama Ventures PCL                                         1,887,300    1,384,908       0.0%
    Intouch Holdings PCL                                            732,700    1,664,716       0.1%
    IRPC PCL                                                     13,263,500    1,392,729       0.0%
    Jasmine International PCL                                     4,658,200    1,065,508       0.0%
    Kasikornbank PCL(6888794)                                     1,146,600    8,308,185       0.2%
    Kasikornbank PCL(6364766)                                        52,000      376,788       0.0%
    Krung Thai Bank PCL                                           4,345,687    3,108,827       0.1%
    Land & Houses PCL(6581941)                                    2,208,040      691,495       0.0%
    Land & Houses PCL(6581930)                                      790,000      247,406       0.0%
    Minor International PCL                                       1,542,100    1,645,317       0.1%
    Pruksa Real Estate PCL                                        1,448,900    1,490,272       0.0%
    PTT Exploration & Production PCL(B1359J0)                     1,463,555    6,583,077       0.2%
    PTT Exploration & Production PCL(B1359L2)                        65,409      294,210       0.0%
    PTT Global Chemical PCL                                       1,716,872    3,268,224       0.1%
    PTT PCL                                                       1,203,800   13,601,425       0.3%
    Ratchaburi Electricity Generating Holding PCL(6362771)           81,700      152,388       0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)          542,400    1,011,692       0.0%
    Robinson Department Store PCL                                   428,200      673,787       0.0%
    Siam Cement PCL (The)(6609906)                                  166,400    2,309,266       0.1%
    Siam Cement PCL (The)(6609928)                                  126,100    1,742,247       0.1%
    Siam City Cement PCL                                            127,413    1,643,029       0.1%
    Siam Commercial Bank PCL (The)                                1,203,066    6,556,470       0.2%
    Siam Global House PCL                                         1,033,316      412,438       0.0%
    Supalai PCL                                                     305,300      241,372       0.0%
    Thai Oil PCL                                                  1,007,500    1,384,268       0.0%
    Thai Union Frozen Products PCL                                  575,860    1,317,211       0.0%
    Thaicom PCL                                                     386,700      466,011       0.0%
    Thanachart Capital PCL                                          282,200      303,255       0.0%
    TMB Bank PCL                                                 17,270,700    1,633,213       0.0%
    Total Access Communication PCL(B1YWK08)                         918,000    2,917,194       0.1%
    Total Access Communication PCL(B231MK7)                         214,100      680,361       0.0%
*   True Corp. PCL                                                8,064,893    2,921,883       0.1%
    TTW PCL                                                         775,300      288,030       0.0%
                                                                            ------------       ---
TOTAL THAILAND                                                               115,150,222       2.8%
                                                                            ------------       ---
TURKEY -- (1.7%)
    Akbank TAS                                                    1,932,568    6,978,394       0.2%
    Akcansa Cimento A.S.                                             13,438       86,437       0.0%
*   Anadolu Efes Biracilik Ve Malt Sanayii A.S.                     191,672    2,239,797       0.1%
    Arcelik A.S.                                                    387,176    2,376,936       0.1%
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.                       105,631      479,792       0.0%
    BIM Birlesik Magazalar A.S.                                     236,317    5,398,488       0.1%
    Coca-Cola Icecek A.S.                                            80,111    1,824,841       0.1%
#   Enka Insaat ve Sanayi A.S.                                      429,411    1,039,096       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                         2,250,277    4,690,122       0.1%
#*  Ford Otomotiv Sanayi A.S.                                        96,251    1,229,398       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A     163,549      209,600       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B      85,031      103,541       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D   1,229,168    1,370,995       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                            --------- -------------- ---------------
TURKEY -- (Continued)
#   KOC Holding A.S.                                          612,841 $    3,124,157       0.1%
#   Koza Altin Isletmeleri A.S.                                85,671        552,187       0.0%
*   Migros Ticaret A.S.                                        33,309        308,945       0.0%
#   Petkim Petrokimya Holding A.S.                            342,895        546,046       0.0%
    TAV Havalimanlari Holding A.S.                            197,035      1,652,938       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                        171,952      1,078,876       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                    89,166      1,933,925       0.1%
*   Turk Hava Yollari                                       1,104,888      3,621,426       0.1%
    Turk Telekomunikasyon A.S.                                563,410      1,618,403       0.0%
#   Turk Traktor ve Ziraat Makineleri A.S.                     15,465        487,732       0.0%
#*  Turkcell Iletisim Hizmetleri A.S.                         712,109      4,139,680       0.1%
#*  Turkcell Iletisim Hizmetleri A.S. ADR                      73,838      1,080,250       0.0%
    Turkiye Garanti Bankasi A.S.                            2,543,390      9,926,579       0.2%
    Turkiye Halk Bankasi A.S.                                 731,737      4,886,207       0.1%
    Turkiye Is Bankasi                                      1,910,546      4,777,135       0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                        34,301         30,095       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                    1,277,056      1,941,828       0.1%
    Turkiye Vakiflar Bankasi Tao                            1,209,629      2,599,681       0.1%
    Ulker Biskuvi Sanayi A.S.                                 183,757      1,354,553       0.0%
    Yapi ve Kredi Bankasi A.S.                              1,011,449      2,215,026       0.1%
                                                                      --------------      ----
TOTAL TURKEY                                                              75,903,106       1.8%
                                                                      --------------      ----
TOTAL COMMON STOCKS                                                    3,999,763,508      95.6%
                                                                      --------------      ----
PREFERRED STOCKS -- (3.7%)

BRAZIL -- (3.6%)
    AES Tiete SA                                              135,998      1,028,176       0.0%
    Banco Bradesco SA                                       2,233,995     33,650,617       0.8%
    Braskem SA Class A                                         73,800        540,005       0.0%
    Centrais Eletricas Brasileiras SA Class B                 206,100        779,671       0.0%
    Cia Brasileira de Distribuicao                            124,509      5,212,648       0.1%
    Cia de Gas de Sao Paulo COMGAS Class A                     22,527        444,407       0.0%
    Cia de Transmissao de Energia Eletrica Paulista            40,058        621,491       0.0%
    Cia Energetica de Minas Gerais                            972,324      5,582,245       0.1%
    Cia Energetica de Sao Paulo Class B                       261,210      2,575,606       0.1%
    Cia Paranaense de Energia                                  78,800      1,100,917       0.0%
    Empresa Nacional de Comercio Redito e Participacoes SA        380          4,133       0.0%
    Gerdau SA                                                 836,068      3,744,708       0.1%
    Itau Unibanco Holding SA                                2,825,064     41,923,253       1.0%
    Itau Unibanco Holding SA ADR                              128,657      1,898,972       0.1%
    Lojas Americanas SA                                       607,283      3,585,172       0.1%
    Oi SA                                                   3,838,915      2,017,729       0.1%
    Petroleo Brasileiro SA                                    935,300      5,752,895       0.1%
    Petroleo Brasileiro SA Sponsored ADR                    1,884,456     23,046,897       0.6%
    Suzano Papel e Celulose SA Class A                        419,600      1,773,062       0.1%
    Telefonica Brasil SA                                      278,174      5,685,931       0.1%
*   Usinas Siderurgicas de Minas Gerais SA Class A            609,817      1,402,186       0.0%
    Vale SA                                                 1,529,491     13,308,584       0.3%
#   Vale SA Sponsored ADR                                     483,572      4,236,091       0.1%
                                                                      --------------      ----
TOTAL BRAZIL                                                             159,915,396       3.8%
                                                                      --------------      ----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------

CHILE -- (0.0%)
      Embotelladora Andina SA Class B                                  9,255 $       29,097        0.0%
                                                                             --------------      -----
COLOMBIA -- (0.1%)
      Banco Davivienda SA                                            128,737      1,920,888        0.1%
      Bancolombia SA                                                  30,330        426,315        0.0%
      Grupo Aval Acciones y Valores                                2,202,589      1,493,371        0.0%
      Grupo de Inversiones Suramericana SA                            88,842      1,791,089        0.0%
                                                                             --------------      -----
TOTAL COLOMBIA                                                                    5,631,663        0.1%
                                                                             --------------      -----
TOTAL PREFERRED STOCKS                                                          165,576,156        3.9%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)

HONG KONG -- (0.0%)
*     China Taiping Insurance Holdings Co., Ltd. Rights 11/18/14     129,906         79,567        0.0%
                                                                             --------------      -----
THAILAND -- (0.0%)
*     Minor International PCL Warrants 12/31/15                       77,105             --        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                                79,567        0.0%
                                                                             --------------      -----

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@  DFA Short Term Investment Fund                              27,038,515    312,835,617        7.5%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,254,198,535)                          $4,478,254,848      107.0%
                                                                             ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                               ------------   -------------- ------- --------------
Common Stocks
   Brazil                      $112,939,346   $  164,072,125   --    $  277,011,471
   Chile                         29,542,788       34,529,683   --        64,072,471
   China                        137,498,699      498,037,912   --       635,536,611
   Colombia                      27,696,617               --   --        27,696,617
   Czech Republic                        --       10,267,693   --        10,267,693
   Egypt                                 --        5,504,432   --         5,504,432
   Greece                                --       21,268,474   --        21,268,474
   Hungary                               --       10,085,929   --        10,085,929
   India                         43,191,897      339,340,154   --       382,532,051
   Indonesia                        825,627      131,418,506   --       132,244,133
   Malaysia                              --      192,690,155   --       192,690,155
   Mexico                       241,861,606               --   --       241,861,606
   Peru                          12,716,077               --   --        12,716,077
   Philippines                      776,129       57,130,557   --        57,906,686
   Poland                                --       75,493,710   --        75,493,710
   Russia                         2,510,820      105,488,993   --       107,999,813
   South Africa                  40,617,243      291,309,843   --       331,927,086
   South Korea                   23,107,675      582,828,530   --       605,936,205
   Spain                          2,648,146               --   --         2,648,146
   Taiwan                        14,619,258      598,691,556   --       613,310,814
   Thailand                     115,150,222               --   --       115,150,222
   Turkey                         1,080,250       74,822,856   --        75,903,106
Preferred Stocks
   Brazil                        29,186,093      130,729,303   --       159,915,396
   Chile                                 --           29,097   --            29,097
   Colombia                       5,631,663               --   --         5,631,663
Rights/Warrants
   Hong Kong                             --           79,567   --            79,567
   Thailand                              --               --   --                --
Securities Lending Collateral            --      312,835,617   --       312,835,617
                               ------------   --------------   --    --------------
TOTAL                          $841,600,156   $3,636,654,692   --    $4,478,254,848
                               ============   ==============   ==    ==============

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
COMMON STOCKS -- (86.4%)
ARGENTINA -- (0.0%)
    Ferrum SA de Ceramica y Metalurgia                                       1 $         1       0.0%
                                                                               -----------       ---
BRAZIL -- (6.5%)
*   Abril Educacao SA                                                  769,344   3,555,022       0.1%
    AES Tiete SA                                                       216,800   1,308,053       0.0%
    Aliansce Shopping Centers SA                                       790,849   5,815,543       0.1%
    ALL--America Latina Logistica SA                                 2,092,128   5,713,705       0.1%
    Alpargatas SA                                                       76,003     262,905       0.0%
    Alupar Investimento SA                                             175,100   1,284,410       0.0%
    Arezzo Industria e Comercio SA                                     397,935   4,607,784       0.1%
*   B2W Cia Digital                                                  1,010,922  13,179,115       0.3%
    Banco Alfa de Investimento SA                                          500       1,170       0.0%
*   Banco Mercantil do Brasil SA                                         1,327       3,481       0.0%
    Bematech SA                                                        399,037   1,250,620       0.0%
*   BHG SA--Brazil Hospitality Group                                   185,702   1,341,457       0.0%
    Brasil Brokers Participacoes SA                                  1,250,811   1,600,089       0.0%
    Brasil Insurance Participacoes e Administracao SA                  572,226   1,721,748       0.0%
    BrasilAgro--Co. Brasileira de Propriedades Agricolas                48,100     134,401       0.0%
*   Brazil Pharma SA                                                   927,800   1,360,998       0.0%
*   Brookfield Incorporacoes SA                                      1,364,667     869,392       0.0%
    Cia de Locacao das Americas                                        232,300     351,383       0.0%
    Cia de Saneamento de Minas Gerais-COPASA                           597,421   6,802,650       0.1%
    Cia Hering                                                       1,170,190  11,805,299       0.2%
#   Cia Paranaense de Energia Sponsored ADR                             10,259     144,652       0.0%
    Cia Providencia Industria e Comercio SA                             99,750     333,671       0.0%
    Contax Participacoes SA                                            214,335   1,235,206       0.0%
*   CR2 Empreendimentos Imobiliarios SA                                  9,400      10,009       0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes          1,928,800   9,584,339       0.2%
    Cyrela Commercial Properties SA Empreendimentos e Participacoes     46,800     296,469       0.0%
    Dimed SA Distribuidora da Medicamentos                                 300      24,118       0.0%
    Direcional Engenharia SA                                           810,509   3,334,522       0.1%
    Duratex SA                                                       1,971,100   7,085,597       0.2%
    EcoRodovias Infraestrutura e Logistica SA                          470,900   2,104,472       0.1%
    EDP--Energias do Brasil SA                                       2,710,808  10,583,122       0.2%
*   Eneva SA                                                           209,119      45,457       0.0%
    Equatorial Energia SA                                            1,644,794  16,780,731       0.3%
    Estacio Participacoes SA                                         1,461,804  16,922,055       0.4%
    Eternit SA                                                       1,254,378   1,752,556       0.0%
    Even Construtora e Incorporadora SA                              2,116,367   4,583,998       0.1%
    Ez Tec Empreendimentos e Participacoes SA                          519,358   4,443,676       0.1%
*   Fertilizantes Heringer SA                                          176,800     446,566       0.0%
    Fleury SA                                                          617,551   4,098,907       0.1%
    Fras-Le SA                                                          37,875      65,115       0.0%
    Gafisa SA                                                        2,762,200   3,012,939       0.1%
#   Gafisa SA ADR                                                    1,246,302   2,667,086       0.1%
*   General Shopping Brasil SA                                         126,117     342,752       0.0%
#   Gol Linhas Aereas Inteligentes SA ADR                              195,800   1,012,286       0.0%
    Grendene SA                                                        652,534   4,605,235       0.1%
    Guararapes Confeccoes SA                                            61,000   2,289,439       0.1%
    Helbor Empreendimentos SA                                        1,228,893   3,003,111       0.1%
*   IdeiasNet SA                                                       463,300     303,650       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ---------- ----------- ---------------
BRAZIL -- (Continued)
    Iguatemi Empresa de Shopping Centers SA                              667,200 $ 6,755,026       0.1%
*   Industria de Bebidas Antarctica Polar SA                              23,000          --       0.0%
    Industrias Romi SA                                                   168,200     233,548       0.0%
    International Meal Co. Holdings SA                                   492,394   3,518,941       0.1%
    Iochpe-Maxion SA                                                     690,508   4,752,821       0.1%
    JHSF Participacoes SA                                                800,647   1,017,825       0.0%
    Joao Fortes Engenharia SA                                             66,552     133,882       0.0%
    JSL SA                                                               631,500   3,463,700       0.1%
    Kepler Weber SA                                                      131,446   2,464,000       0.1%
    Kroton Educacional SA                                              2,457,240  17,508,535       0.4%
    Light SA                                                           1,039,607   8,543,366       0.2%
    Localiza Rent a Car SA                                               142,052   2,046,475       0.0%
*   Log-in Logistica Intermodal SA                                       470,450     907,114       0.0%
    LPS Brasil Consultoria de Imoveis SA                                 609,479   2,091,095       0.1%
    Magnesita Refratarios SA                                           1,325,571   1,578,819       0.0%
    Mahle-Metal Leve SA Industria e Comercio                             363,800   3,432,223       0.1%
    Marcopolo SA                                                          28,000      47,963       0.0%
*   Marfrig Global Foods SA                                            2,444,059   5,976,676       0.1%
    Marisa Lojas SA                                                      421,364   2,666,635       0.1%
    Mills Estruturas e Servicos de Engenharia SA                         710,926   4,638,083       0.1%
*   Minerva SA                                                         1,191,869   6,133,408       0.1%
    MRV Engenharia e Participacoes SA                                  3,395,133  11,229,446       0.2%
    Multiplus SA                                                         432,484   6,064,106       0.1%
    Odontoprev SA                                                      3,083,796  11,141,528       0.2%
*   Paranapanema SA                                                    1,451,356   1,320,425       0.0%
*   PDG Realty SA Empreendimentos e Participacoes                     11,912,853   5,866,495       0.1%
    Portobello SA                                                        244,400     454,962       0.0%
    Positivo Informatica SA                                              108,300      94,830       0.0%
    Profarma Distribuidora de Produtos Farmaceuticos SA                  157,763     693,727       0.0%
    QGEP Participacoes SA                                                801,694   2,912,384       0.1%
*   Qualicorp SA                                                         505,400   5,140,202       0.1%
    Raia Drogasil SA                                                   1,124,075  10,193,104       0.2%
    Redentor Energia SA                                                    7,800      18,139       0.0%
*   Restoque Comercio e Confeccoes de Roupas SA                          790,808   2,711,622       0.1%
    Rodobens Negocios Imobiliarios SA                                    168,138     677,094       0.0%
*   Rossi Residencial SA                                               3,233,729   1,280,443       0.0%
    Santos Brasil Participacoes SA                                       423,288   2,689,037       0.1%
    Sao Carlos Empreendimentos e Participacoes SA                         47,859     645,119       0.0%
    Sao Martinho SA                                                      473,662   7,451,034       0.2%
    SLC Agricola SA                                                      506,818   3,457,047       0.1%
    Smiles SA                                                            161,700   2,794,600       0.1%
    Sonae Sierra Brasil SA                                               249,646   1,803,398       0.0%
*   Springs Global Participacoes SA                                      278,188      77,386       0.0%
    Sul America SA                                                     1,801,909   9,564,666       0.2%
*   T4F Entretenimento SA                                                213,800     241,823       0.0%
    Technos SA                                                           203,400     805,535       0.0%
    Tecnisa SA                                                         1,078,756   2,145,346       0.1%
    Tegma Gestao Logistica                                               228,435   1,676,195       0.0%
    Tempo Participacoes SA                                               291,802     618,340       0.0%
    Tereos Internacional SA                                              635,183     542,041       0.0%
    Totvs SA                                                             976,100  14,226,921       0.3%
    TPI--Triunfo Participacoes e Investimentos SA                        334,301     788,014       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                      ---------- ------------ ---------------
BRAZIL -- (Continued)
    Transmissora Alianca de Energia Eletrica SA                          195,200 $  1,450,657       0.0%
    Trisul SA                                                             37,542       55,300       0.0%
    UNICASA Industria de Moveis SA                                       227,700      262,072       0.0%
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
      Identificacao S.A                                                  517,450    8,302,597       0.2%
*   Vanguarda Agro SA                                                  1,753,336      869,806       0.0%
    Via Varejo SA                                                        205,862      602,324       0.0%
                                                                                 ------------       ---
TOTAL BRAZIL                                                                      362,858,861       7.4%
                                                                                 ------------       ---
CAYMAN ISLANDS -- (0.0%)
    China Zhongsheng Resources Holdings, Ltd.                          1,420,000      173,949       0.0%
                                                                                 ------------       ---
CHILE -- (1.2%)
    Banmedica SA                                                       1,697,057    2,857,227       0.1%
    Besalco SA                                                         2,277,748    1,532,772       0.0%
    CAP SA                                                                 6,276       59,721       0.0%
    Cementos BIO BIO SA                                                  452,622      415,158       0.0%
    Cia General de Electricidad SA                                        74,704      605,465       0.0%
*   Cia Pesquera Camanchaca SA                                           194,645       10,981       0.0%
*   Cia Sud Americana de Vapores SA                                   38,854,946    1,465,345       0.0%
    Cintac SA                                                            324,650       62,913       0.0%
*   Clinica LAS Condes SA                                                    349       23,988       0.0%
    Cristalerias de Chile SA                                             156,836    1,132,917       0.0%
    Cruz Blanca Salud SA                                                 794,071      689,656       0.0%
    E.CL SA                                                            4,332,381    6,380,088       0.1%
    Empresa Electrica Pilmaiquen                                          46,897      258,756       0.0%
*   Empresas AquaChile SA                                              1,281,212      862,347       0.0%
    Empresas Hites SA                                                  1,245,628      557,748       0.0%
    Empresas Iansa SA                                                 23,220,040      826,327       0.0%
*   Empresas La Polar SA                                               5,705,798      367,162       0.0%
    Enjoy SA                                                           1,299,391      155,576       0.0%
    Forus SA                                                             757,778    3,372,614       0.1%
    Gasco SA                                                             189,488    1,379,164       0.0%
    Grupo Security SA                                                  1,718,102      656,444       0.0%
    Inversiones Aguas Metropolitanas SA                                3,525,589    5,338,109       0.1%
    Inversiones La Construccion SA                                       137,111    1,968,762       0.1%
*   Invexans SA                                                       27,288,748      358,664       0.0%
*   Latam Airlines Group SA                                              134,619    1,702,737       0.1%
    Masisa SA                                                         14,224,085      584,717       0.0%
    Molibdenos y Metales SA                                                5,009       39,212       0.0%
*   Multiexport Foods SA                                               3,502,735      825,395       0.0%
    Parque Arauco SA                                                   5,929,777   12,167,289       0.3%
    PAZ Corp. SA                                                       1,238,668      837,635       0.0%
    Ripley Corp. SA                                                    6,413,974    3,499,206       0.1%
    Salfacorp SA                                                       2,292,391    1,974,936       0.1%
    Sigdo Koppers SA                                                     735,025    1,141,160       0.0%
    Sociedad Matriz SAAM SA                                           31,005,151    2,608,045       0.1%
    Socovesa SA                                                        2,895,998      625,037       0.0%
    Sonda SA                                                             221,045      538,035       0.0%
*   Tech Pack SA                                                         272,888      137,762       0.0%
    Vina Concha y Toro SA                                              4,608,688    8,859,441       0.2%
    Vina Concha y Toro SA Sponsored ADR                                    2,025       76,160       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ---------- ----------- ---------------
CHILE -- (Continued)
    Vina San Pedro Tarapaca SA                                        35,626,766 $   299,618       0.0%
                                                                                 -----------       ---
TOTAL CHILE                                                                       67,254,289       1.4%
                                                                                 -----------       ---
CHINA -- (13.0%)
#   361 Degrees International, Ltd.                                    3,581,000   1,025,147       0.0%
#   Agile Property Holdings, Ltd.                                      8,288,000   4,703,298       0.1%
    Ajisen China Holdings, Ltd.                                        2,696,000   1,857,569       0.0%
*   Alibaba Health Information Technology, Ltd.                        4,807,200   2,996,487       0.1%
#*  Alibaba Pictures Group, Ltd.                                      12,460,000   2,586,746       0.1%
    AMVIG Holdings, Ltd.                                               2,228,000   1,040,357       0.0%
#   Angang Steel Co., Ltd. Class H                                     3,124,000   2,296,623       0.1%
#   Anhui Expressway Co., Ltd. Class H                                 2,746,000   1,671,584       0.0%
    Anta Sports Products, Ltd.                                         3,499,000   6,867,791       0.1%
#   Anton Oilfield Services Group                                      5,632,000   1,197,444       0.0%
#   Anxin-China Holdings, Ltd.                                        14,103,000   1,310,232       0.0%
    Asia Cement China Holdings Corp.                                   2,534,000   1,439,840       0.0%
*   Asia Energy Logistics Group, Ltd.                                  2,470,000      43,048       0.0%
#   Asian Citrus Holdings, Ltd.                                        3,627,000     650,395       0.0%
    Ausnutria Dairy Corp., Ltd.                                          365,000     120,017       0.0%
*   AVIC International Holdings, Ltd.                                  1,318,000     859,815       0.0%
    AviChina Industry & Technology Co., Ltd. Class H                  10,706,788   8,141,756       0.2%
#   Baoxin Auto Group, Ltd.                                            2,810,000   2,147,842       0.1%
    Baoye Group Co., Ltd. Class H                                      1,860,000   1,118,084       0.0%
    BBMG Corp. Class H                                                 1,993,000   1,409,273       0.0%
    Beijing Capital International Airport Co., Ltd. Class H            9,730,000   7,141,351       0.2%
    Beijing Capital Land, Ltd. Class H                                 6,196,500   2,143,405       0.1%
    Beijing Enterprises Water Group, Ltd.                                253,660     181,292       0.0%
#   Beijing Jingneng Clean Energy Co., Ltd. Class H                    5,156,000   2,295,766       0.1%
    Beijing North Star Co., Ltd. Class H                               4,170,000   1,258,538       0.0%
#   Biostime International Holdings, Ltd.                                913,000   2,067,173       0.1%
#   Bloomage Biotechnology Corp., Ltd.                                   840,000   1,339,379       0.0%
    Boer Power Holdings, Ltd.                                          1,689,000   2,114,782       0.1%
#   Bosideng International Holdings, Ltd.                             14,294,000   2,102,081       0.1%
    BYD Electronic International Co., Ltd.                             4,058,815   4,833,900       0.1%
    C C Land Holdings, Ltd.                                            8,048,343   1,454,081       0.0%
    C.banner International Holdings, Ltd.                                 62,000      19,594       0.0%
    Carrianna Group Holdings Co., Ltd.                                 2,127,257     345,757       0.0%
    CECEP COSTIN New Materials Group, Ltd.                             1,466,000     639,851       0.0%
    Central China Real Estate, Ltd.                                    3,972,626     913,006       0.0%
    Changshouhua Food Co., Ltd.                                        1,696,000   1,409,915       0.0%
#*  Chaoda Modern Agriculture Holdings, Ltd.                           6,771,138     196,363       0.0%
#   Chaowei Power Holdings, Ltd.                                       3,086,000   1,734,419       0.0%
*   Chigo Holding, Ltd.                                               24,026,000     576,780       0.0%
*   Chiho-Tiande Group, Ltd.                                              64,000      23,920       0.0%
#   China Aerospace International Holdings, Ltd.                      13,488,500   1,964,072       0.0%
    China Agri-Industries Holdings, Ltd.                              11,310,800   4,306,611       0.1%
#   China All Access Holdings, Ltd.                                    3,184,000   1,256,849       0.0%
    China Animal Healthcare, Ltd.                                      3,671,000   3,025,699       0.1%
    China Aoyuan Property Group, Ltd.                                  6,676,000   1,051,485       0.0%
*   China Automation Group, Ltd.                                       3,303,000     634,878       0.0%
#   China BlueChemical, Ltd.                                           8,628,000   3,063,899       0.1%
*   China Chengtong Development Group, Ltd.                            2,412,000     167,953       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
CHINA -- (Continued)
#   China Child Care Corp., Ltd.                                       3,070,000 $  641,793       0.0%
    China Communications Services Corp., Ltd. Class H                 12,128,000  5,679,119       0.1%
#   China Datang Corp. Renewable Power Co., Ltd. Class H              14,482,000  2,092,464       0.1%
#   China Dongxiang Group Co., Ltd.                                   13,246,985  2,429,069       0.1%
#*  China Dredging Environment Protection Holdings, Ltd.               3,088,000    741,296       0.0%
*   China Energine International Holdings, Ltd.                        3,526,000    441,263       0.0%
    China Everbright, Ltd.                                             3,554,000  6,876,527       0.1%
#   China Fiber Optic Network System Group, Ltd.                       5,540,000  1,680,598       0.0%
#*  China Foods, Ltd.                                                  3,764,000  1,408,566       0.0%
    China Glass Holdings, Ltd.                                         4,522,000    524,651       0.0%
*   China High Precision Automation Group, Ltd.                        1,289,000    202,779       0.0%
*   China High Speed Transmission Equipment Group Co., Ltd.            5,250,000  4,138,608       0.1%
#   China Hongqiao Group, Ltd.                                         3,378,000  2,599,360       0.1%
*   China Household Holdings, Ltd.                                     5,205,000    631,072       0.0%
#*  China Huiyuan Juice Group, Ltd.                                    3,050,500  1,216,156       0.0%
#   China ITS Holdings Co., Ltd.                                       4,003,412    557,701       0.0%
#*  China Jiuhao Health Industry Corp., Ltd.                           6,480,000    618,790       0.0%
#   China Lesso Group Holdings, Ltd.                                   6,105,000  3,189,428       0.1%
    China Lilang, Ltd.                                                 2,817,000  2,030,706       0.1%
#   China Lumena New Materials Corp.                                  14,530,000  1,756,494       0.0%
    China Machinery Engineering Corp. Class H                          3,624,000  2,053,293       0.1%
#   China Medical System Holdings, Ltd.                                5,090,500  9,385,336       0.2%
    China Merchants Land, Ltd.                                         6,844,000    980,304       0.0%
#*  China Metal Recycling Holdings, Ltd.                               2,401,686    547,530       0.0%
*   China Mining Resources Group, Ltd.                                 2,198,000     19,565       0.0%
#*  China Modern Dairy Holdings, Ltd.                                  8,654,000  3,829,295       0.1%
    China National Materials Co., Ltd.                                 6,269,000  1,423,760       0.0%
*   China New Town Development Co., Ltd.                               7,713,148    383,420       0.0%
#   China Oil & Gas Group, Ltd.                                       23,060,000  3,694,726       0.1%
    China Outfitters Holdings, Ltd.                                       24,000      3,219       0.0%
#   China Overseas Grand Oceans Group, Ltd.                            4,864,500  2,566,437       0.1%
#   China Power International Development, Ltd.                       13,742,000  6,207,568       0.1%
#*  China Power New Energy Development Co., Ltd.                      31,840,000  2,218,924       0.1%
#*  China Precious Metal Resources Holdings Co., Ltd.                 19,634,318  2,074,460       0.1%
*   China Properties Group, Ltd.                                       2,464,000    470,159       0.0%
*   China Qinfa Group, Ltd.                                            2,656,000    114,800       0.0%
#*  China Rare Earth Holdings, Ltd.                                    6,816,000    870,508       0.0%
#*  China Rongsheng Heavy Industries Group Holdings, Ltd.             15,127,500  2,416,345       0.1%
*   China Ruifeng Renewable Energy, Ltd.                               2,684,000    485,921       0.0%
#   China Sanjiang Fine Chemicals Co., Ltd.                            3,157,000  1,565,026       0.0%
#   China SCE Property Holdings, Ltd.                                  6,015,200  1,187,170       0.0%
#   China Shanshui Cement Group, Ltd.                                 10,313,000  3,822,099       0.1%
    China Shineway Pharmaceutical Group, Ltd.                          1,696,200  3,086,731       0.1%
*   China Shipping Container Lines Co., Ltd. Class H                   6,987,000  1,992,664       0.1%
#*  China Shipping Development Co., Ltd. Class H                       8,656,000  5,708,565       0.1%
#   China Singyes Solar Technologies Holdings, Ltd.                    2,768,200  5,301,305       0.1%
#   China South City Holdings, Ltd.                                   12,770,000  5,816,752       0.1%
#   China Southern Airlines Co., Ltd. Class H                          3,230,000  1,134,145       0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                        2,821     49,480       0.0%
    China Starch Holdings, Ltd.                                        6,470,000    158,583       0.0%
#   China Suntien Green Energy Corp., Ltd. Class H                     9,737,000  2,586,166       0.1%
*   China Taifeng Beddings Holdings, Ltd.                              1,500,000    240,072       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
CHINA -- (Continued)
*   China Taiping Insurance Holdings Co., Ltd.                         2,439,000 $5,204,338       0.1%
#*  China Tian Lun Gas Holdings, Ltd.                                    852,000    983,324       0.0%
    China Tianyi Holdings, Ltd.                                        2,336,000    307,390       0.0%
*   China Tontine Wines Group, Ltd.                                    1,610,000     68,527       0.0%
*   China Traditional Chinese Medicine Co., Ltd.                       2,158,000  1,216,613       0.0%
    China Travel International Investment Hong Kong, Ltd.             14,349,900  4,426,293       0.1%
    China Vanadium Titano--Magnetite Mining Co., Ltd.                  6,231,000    634,463       0.0%
#   China Water Affairs Group, Ltd.                                    6,502,000  3,310,712       0.1%
#*  China Water Industry Group, Ltd.                                   2,272,000    445,545       0.0%
*   China WindPower Group, Ltd.                                       24,894,964  2,055,774       0.1%
#*  China Yurun Food Group, Ltd.                                       8,026,000  3,417,104       0.1%
    China ZhengTong Auto Services Holdings, Ltd.                       4,505,000  2,552,087       0.1%
#   China Zhongwang Holdings, Ltd.                                     8,740,800  4,603,456       0.1%
#*  Chinasoft International, Ltd.                                      6,164,000  2,092,183       0.1%
*   Chinese People Holdings Co., Ltd.                                 11,423,844    270,565       0.0%
*   Chongqing Iron & Steel Co., Ltd. Class H                           2,247,400    493,814       0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H                   6,444,000  1,162,714       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H                    502,000    241,594       0.0%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.         2,662,000    799,983       0.0%
#   CIMC Enric Holdings, Ltd.                                          2,868,000  2,887,776       0.1%
*   CITIC Dameng Holdings, Ltd.                                        1,299,000    105,484       0.0%
#*  CITIC Resources Holdings, Ltd.                                    11,982,600  1,685,455       0.0%
    Citychamp Watch & Jewellery Group, Ltd.                           11,388,000  1,543,700       0.0%
    Clear Media, Ltd.                                                    251,000    255,690       0.0%
*   CNNC International, Ltd.                                             374,000    143,395       0.0%
*   Coastal Greenland, Ltd.                                            5,672,000    197,569       0.0%
#   Comba Telecom Systems Holdings, Ltd.                               5,265,234  2,415,733       0.1%
#*  Comtec Solar Systems Group, Ltd.                                   4,320,000    719,640       0.0%
    Coolpad Group, Ltd.                                               13,696,000  2,950,430       0.1%
#   Cosco International Holdings, Ltd.                                 2,703,000  1,184,448       0.0%
    COSCO Pacific, Ltd.                                                  551,792    727,529       0.0%
*   Coslight Technology International Group Co., Ltd.                    728,000    468,633       0.0%
#   CP Pokphand Co., Ltd.                                             24,752,594  2,843,215       0.1%
    CPMC Holdings, Ltd.                                                2,098,000  1,582,774       0.0%
*   DaChan Food Asia, Ltd.                                             1,725,955    222,589       0.0%
#   Dah Chong Hong Holdings, Ltd.                                      4,286,000  2,527,629       0.1%
    Dalian Port PDA Co., Ltd. Class H                                  6,070,000  2,122,252       0.1%
    DaMing International Holdings, Ltd.                                  542,000    193,774       0.0%
#   Daphne International Holdings, Ltd.                                6,410,000  3,226,739       0.1%
    Dawnrays Pharmaceutical Holdings, Ltd.                             2,630,943  2,614,545       0.1%
#*  DBA Telecommunication Asia Holdings, Ltd.                          2,108,000    103,563       0.0%
    Digital China Holdings, Ltd.                                       4,689,800  4,364,604       0.1%
    Dongfang Electric Corp., Ltd. Class H                                183,600    310,666       0.0%
#   Dongjiang Environmental Co., Ltd. Class H                             76,150    301,917       0.0%
#   Dongyue Group, Ltd.                                                7,163,000  2,685,233       0.1%
#*  Dynasty Fine Wines Group, Ltd.                                     1,614,000     56,192       0.0%
    Embry Holdings, Ltd.                                                 473,000    238,230       0.0%
    EVA Precision Industrial Holdings, Ltd.                            5,958,435  1,600,359       0.0%
*   EverChina International Holdings Co., Ltd.                        17,180,000    941,929       0.0%
    Evergreen International Holdings, Ltd.                             1,246,000    152,699       0.0%
*   Extrawell Pharmaceutical Holdings, Ltd.                            2,707,921    118,546       0.0%
#   Fantasia Holdings Group Co., Ltd.                                 11,091,000  1,187,042       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ---------- ----------- ---------------
CHINA -- (Continued)
#   First Tractor Co., Ltd. Class H                                    3,351,176 $ 2,145,778       0.1%
    Franshion Properties China, Ltd.                                  19,178,300   4,551,995       0.1%
    Freetech Road Recycling Technology Holdings, Ltd.                  1,030,000     211,195       0.0%
    Fufeng Group, Ltd.                                                 6,004,600   2,820,598       0.1%
#   Geely Automobile Holdings, Ltd.                                   26,870,000  11,993,642       0.3%
*   Global Bio-Chem Technology Group Co., Ltd.                         9,996,800     380,513       0.0%
*   Global Sweeteners Holdings, Ltd.                                     770,951      39,212       0.0%
*   Glorious Property Holdings, Ltd.                                  14,328,501   2,069,905       0.1%
    Goldbond Group Holdings, Ltd.                                        210,000       8,938       0.0%
#   Golden Eagle Retail Group, Ltd.                                    3,089,000   3,786,893       0.1%
#   Golden Meditech Holdings, Ltd.                                     4,855,193     795,032       0.0%
*   Goldin Properties Holdings, Ltd.                                     258,000     156,891       0.0%
    Goldlion Holdings, Ltd.                                            1,104,962     463,084       0.0%
    GOME Electrical Appliances Holding, Ltd.                          51,812,000   8,162,748       0.2%
    Good Friend International Holdings, Inc.                             404,667     132,367       0.0%
#   Goodbaby International Holdings, Ltd.                              3,283,000   1,323,559       0.0%
#   Greatview Aseptic Packaging Co., Ltd.                              3,655,000   2,394,303       0.1%
#   Greenland Hong Kong Holdings, Ltd.                                 2,101,000     846,395       0.0%
#   Greentown China Holdings, Ltd.                                     3,563,148   3,707,700       0.1%
#*  Guangdong Land Holdings, Ltd.                                      4,396,800     935,365       0.0%
    Guangshen Railway Co., Ltd. Class H                                7,452,000   3,200,677       0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR                              5,067     108,180       0.0%
    Guangzhou R&F Properties Co., Ltd.                                   948,800   1,034,853       0.0%
    Guangzhou Shipyard International Co., Ltd. Class H                   159,400     210,679       0.0%
#   Guodian Technology & Environment Group Corp., Ltd. Class H         3,678,000     750,007       0.0%
    Hainan Meilan International Airport Co., Ltd. Class H                720,000     560,014       0.0%
    Haitian International Holdings, Ltd.                               2,380,000   5,074,601       0.1%
#   Hanergy Thin Film Power Group, Ltd.                               42,960,000   9,801,792       0.2%
    Harbin Electric Co., Ltd. Class H                                  3,931,413   2,372,658       0.1%
    Henderson Investment, Ltd.                                           596,000      55,372       0.0%
*   Heng Tai Consumables Group, Ltd.                                  14,673,193     215,657       0.0%
#   Hengdeli Holdings, Ltd.                                           11,765,399   1,893,625       0.0%
#*  Hidili Industry International Development, Ltd.                    5,079,000     550,575       0.0%
#   Hilong Holding, Ltd.                                               3,673,000   1,184,076       0.0%
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H                2,030,000   1,814,346       0.0%
*   HKC Holdings, Ltd.                                                17,896,447     438,823       0.0%
#   Honghua Group, Ltd.                                                8,143,000   1,575,696       0.0%
    Hopefluent Group Holdings, Ltd.                                      787,670     233,729       0.0%
    Hopewell Highway Infrastructure, Ltd.                              4,252,000   2,056,382       0.1%
#*  Hopson Development Holdings, Ltd.                                  3,584,000   3,189,387       0.1%
#   HOSA International, Ltd.                                             878,000     353,479       0.0%
    Hua Han Bio-Pharmaceutical Holdings, Ltd.                          7,298,277   2,608,150       0.1%
*   Hua Lien International Holding Co., Ltd.                             998,000      57,898       0.0%
#   Huabao International Holdings, Ltd.                                9,322,014   6,665,751       0.1%
#   Huaneng Renewables Corp., Ltd. Class H                            15,148,000   5,440,470       0.1%
*   Huili Resources Group, Ltd.                                          102,000      15,795       0.0%
#*  Hunan Nonferrous Metal Corp., Ltd. Class H                        10,634,000   3,414,332       0.1%
#   Hutchison Harbour Ring, Ltd.                                       7,098,000     650,136       0.0%
    Inspur International, Ltd.                                         2,056,000     523,304       0.0%
#   Intime Retail Group Co., Ltd.                                      6,140,500   5,323,940       0.1%
#*  Jinchuan Group International Resources Co., Ltd.                   2,262,000     227,627       0.0%
    Jingwei Textile Machinery Class H                                  1,272,000   1,276,698       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
CHINA -- (Continued)
#   Ju Teng International Holdings, Ltd.                               4,556,000 $2,547,554       0.1%
    Jutal Offshore Oil Services, Ltd.                                    728,000    223,363       0.0%
*   Kai Yuan Holdings, Ltd.                                           15,260,000    201,676       0.0%
#   Kaisa Group Holdings, Ltd.                                         9,721,000  3,600,076       0.1%
    Kasen International Holdings, Ltd.                                   222,000     31,552       0.0%
    Kingboard Chemical Holdings, Ltd.                                  3,591,921  7,030,259       0.2%
    Kingboard Laminates Holdings, Ltd.                                 4,689,000  1,912,172       0.0%
#*  Kingdee International Software Group Co., Ltd.                     8,871,200  2,910,385       0.1%
#   Kingsoft Corp., Ltd.                                               2,937,000  6,904,319       0.1%
    KWG Property Holding, Ltd.                                         7,633,950  5,300,951       0.1%
#*  Labixiaoxin Snacks Group, Ltd.                                     2,222,000    297,797       0.0%
    Lai Fung Holdings, Ltd.                                           26,020,440    557,927       0.0%
#   Le Saunda Holdings, Ltd.                                           1,778,000    894,671       0.0%
    Lee & Man Chemical Co., Ltd.                                         998,785    624,753       0.0%
#   Lee & Man Paper Manufacturing, Ltd.                                8,268,000  4,526,626       0.1%
*   Leoch International Technology, Ltd.                               1,436,000    266,600       0.0%
#*  Li Ning Co., Ltd.                                                    128,750     67,922       0.0%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H                     2,067,600  1,026,224       0.0%
*   Lifetech Scientific Corp.                                            510,000    746,935       0.0%
#   Lijun International Pharmaceutical Holding Co., Ltd.               8,518,000  4,146,549       0.1%
*   Lingbao Gold Co., Ltd. Class H                                       682,000    109,800       0.0%
    Livzon Pharmaceutical Group, Inc. Class H                            125,800    945,161       0.0%
*   LK Technology Holdings, Ltd.                                         837,500     80,841       0.0%
    Lonking Holdings, Ltd.                                            12,626,000  2,165,845       0.1%
*   Loudong General Nice Resources China Holdings, Ltd.                7,842,140    515,805       0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H                            9,564,000  2,481,430       0.1%
    Maoye International Holdings, Ltd.                                 6,490,000  1,003,821       0.0%
#*  Microport Scientific Corp.                                         2,233,000  1,132,503       0.0%
#   MIE Holdings Corp.                                                 5,212,000    719,806       0.0%
    MIN XIN Holdings, Ltd.                                               418,000    252,792       0.0%
#*  Mingfa Group International Co., Ltd.                               6,150,000  1,711,492       0.0%
*   Mingyuan Medicare Development Co., Ltd.                            6,950,000    228,557       0.0%
    Minmetals Land, Ltd.                                               6,738,000    781,439       0.0%
#   Minth Group, Ltd.                                                  3,199,000  6,141,131       0.1%
#   MMG, Ltd.                                                          8,022,000  2,694,361       0.1%
    MOBI Development Co., Ltd.                                         1,211,000    279,744       0.0%
*   Nan Hai Corp., Ltd.                                               29,650,000    168,553       0.0%
    Nature Home Holding Co., Ltd.                                        520,000     79,323       0.0%
#   NetDragon Websoft, Inc.                                              979,544  1,670,518       0.0%
    New World Department Store China, Ltd.                             2,547,462    919,563       0.0%
#   Nine Dragons Paper Holdings, Ltd.                                  9,746,000  7,541,426       0.2%
#*  North Mining Shares Co., Ltd.                                     19,560,000    907,372       0.0%
#   NVC Lighting Holdings, Ltd.                                        7,010,000  1,608,970       0.0%
*   O-Net Communications Group, Ltd.                                   1,308,000    357,582       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                            764,183    285,764       0.0%
#   Pacific Online, Ltd.                                               2,040,365  1,105,798       0.0%
    Parkson Retail Group, Ltd.                                         6,696,500  1,969,824       0.0%
#*  PAX Global Technology, Ltd.                                        1,141,000  1,225,492       0.0%
    Peak Sport Products Co., Ltd.                                      2,750,000    822,888       0.0%
#   Phoenix Satellite Television Holdings, Ltd.                        5,986,000  1,845,561       0.0%
#   Poly Property Group Co., Ltd.                                     10,952,000  4,242,634       0.1%
    Ports Design, Ltd.                                                 2,093,500    725,995       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES      VALUE++   OF NET ASSETS**
                                                                      ----------- ----------- ---------------
CHINA -- (Continued)
*   Pou Sheng International Holdings, Ltd.                              8,759,806 $   802,835       0.0%
*   Powerlong Real Estate Holdings, Ltd.                                6,377,000     887,446       0.0%
*   Prosperity International Holdings HK, Ltd.                          5,020,000     178,081       0.0%
    Qingling Motors Co., Ltd. Class H                                   1,694,000     539,588       0.0%
*   Qunxing Paper Holdings Co., Ltd.                                      669,913      32,653       0.0%
*   Real Gold Mining, Ltd.                                                300,500      10,191       0.0%
    Real Nutriceutical Group, Ltd.                                      4,359,000   1,484,751       0.0%
#*  Renhe Commercial Holdings Co., Ltd.                                63,128,000   2,524,575       0.1%
#   REXLot Holdings, Ltd.                                              52,801,502   5,449,690       0.1%
#   Road King Infrastructure, Ltd.                                      1,409,000   1,221,676       0.0%
    Samson Holding, Ltd.                                                3,499,000     446,951       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.               5,010,000   1,110,446       0.0%
    Sateri Holdings, Ltd.                                                 119,500      36,144       0.0%
    Scud Group, Ltd.                                                    1,876,000     285,596       0.0%
#*  Semiconductor Manufacturing International Corp.                   113,913,000  11,810,133       0.2%
*   Semiconductor Manufacturing International Corp. ADR                    31,979     164,372       0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H                      1,863,000     861,651       0.0%
    Shanghai Industrial Holdings, Ltd.                                  1,824,000   5,612,217       0.1%
#*  Shanghai Industrial Urban Development Group, Ltd.                   9,080,000   1,675,790       0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H     5,906,000   2,026,817       0.1%
    Shanghai Prime Machinery Co., Ltd. Class H                          4,298,000     824,185       0.0%
*   Shanghai Zendai Property, Ltd.                                      8,390,000     113,549       0.0%
    Shengli Oil & Gas Pipe Holdings, Ltd.                               4,506,000     266,983       0.0%
#   Shenguan Holdings Group, Ltd.                                       5,768,000   1,631,099       0.0%
    Shenzhen Expressway Co., Ltd. Class H                               3,662,400   2,343,110       0.1%
    Shenzhen International Holdings, Ltd.                               4,811,751   7,647,056       0.2%
#   Shenzhen Investment, Ltd.                                          13,791,378   3,983,549       0.1%
    Shenzhou International Group Holdings, Ltd.                           926,000   3,185,013       0.1%
*   Shougang Concord International Enterprises Co., Ltd.               25,538,000   1,185,806       0.0%
#   Shougang Fushan Resources Group, Ltd.                              21,052,000   4,833,248       0.1%
    Shui On Land, Ltd.                                                 19,170,643   4,401,163       0.1%
*   Shunfeng Photovoltaic International, Ltd.                              48,000      40,189       0.0%
    Sichuan Expressway Co., Ltd. Class H                                4,606,000   1,776,386       0.0%
*   Sijia Group Co.                                                     1,076,350      35,669       0.0%
    Silver Grant International Industries, Ltd.                         4,750,000     649,276       0.0%
*   SIM Technology Group, Ltd.                                          1,050,000      58,983       0.0%
    Sino Biopharmaceutical, Ltd.                                       13,536,000  13,610,428       0.3%
#*  Sino Oil And Gas Holdings, Ltd.                                    62,822,766   1,635,240       0.0%
#   Sino-Ocean Land Holdings, Ltd.                                     12,169,604   6,911,109       0.2%
#*  Sinofert Holdings, Ltd.                                            12,637,327   1,924,690       0.0%
*   Sinolink Worldwide Holdings, Ltd.                                  10,218,800     830,801       0.0%
#   SinoMedia Holding, Ltd.                                             1,983,000   1,230,343       0.0%
#   Sinopec Kantons Holdings, Ltd.                                      1,632,000   1,351,340       0.0%
#*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H                    2,598,001   1,148,195       0.0%
#   Sinosoft Technology Group, Ltd.                                       754,000     259,718       0.0%
#*  Sinotrans Shipping, Ltd.                                            6,209,086   1,698,384       0.0%
    Sinotrans, Ltd. Class H                                             8,358,000   6,632,109       0.1%
#   Sinotruk Hong Kong, Ltd.                                            3,250,500   1,689,070       0.0%
    SITC International Holdings Co., Ltd.                               4,037,000   2,150,501       0.1%
    Skyworth Digital Holdings, Ltd.                                     9,764,760   5,340,829       0.1%
    SMI Corp., Ltd.                                                    14,404,066     557,747       0.0%
    SOHO China, Ltd.                                                      279,500     204,739       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
CHINA -- (Continued)
*   Solargiga Energy Holdings, Ltd.                                    9,199,000 $  493,349       0.0%
*   Sparkle Roll Group, Ltd.                                           6,616,000    294,311       0.0%
    Springland International Holdings, Ltd.                            3,824,000  1,462,497       0.0%
#   SPT Energy Group, Inc.                                             4,150,000  1,307,440       0.0%
    SRE Group, Ltd.                                                   16,652,346    474,513       0.0%
    Sun King Power Electronics Group                                     132,000     14,501       0.0%
#   Sunac China Holdings, Ltd.                                         8,590,000  7,459,814       0.2%
#   Sunny Optical Technology Group Co., Ltd.                           3,495,000  5,673,746       0.1%
*   Superb Summit International Group, Ltd.                              170,000     36,631       0.0%
    TCC International Holdings, Ltd.                                   5,131,098  2,084,372       0.1%
#   TCL Communication Technology Holdings, Ltd.                        2,504,198  2,459,540       0.1%
#*  TCL Multimedia Technology Holdings, Ltd.                           3,322,510  1,178,295       0.0%
*   Technovator International, Ltd.                                       28,000     12,478       0.0%
    Tenfu Cayman Holdings Co., Ltd.                                      153,000     56,432       0.0%
#   Texhong Textile Group, Ltd.                                        1,710,000  1,166,502       0.0%
    Tian An China Investment Co., Ltd.                                 1,383,000    927,690       0.0%
    Tian Shan Development Holding, Ltd.                                1,428,000    613,304       0.0%
#   Tiangong International Co., Ltd.                                   6,548,000  1,672,400       0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd. Class H   1,572,000  1,121,674       0.0%
    Tianjin Development Hldgs, Ltd.                                    2,116,000  1,831,655       0.0%
*   Tianjin Jinran Public Utilities Co., Ltd. Class H                  2,970,000    595,264       0.0%
    Tianjin Port Development Holdings, Ltd.                           10,408,800  2,349,735       0.1%
#   Tianneng Power International, Ltd.                                 4,016,048  1,436,581       0.0%
#   Tibet 5100 Water Resources Holdings, Ltd.                          6,712,000  2,397,264       0.1%
#   Tomson Group, Ltd.                                                 1,120,751    296,077       0.0%
#   Tong Ren Tang Technologies Co., Ltd. Class H                       3,268,000  4,425,310       0.1%
    Tongda Group Holdings, Ltd.                                       15,180,000  1,978,400       0.0%
    Tonly Electronics Holdings, Ltd.                                     287,451    245,873       0.0%
    Top Spring International Holdings, Ltd.                              150,500     42,506       0.0%
#   Towngas China Co., Ltd.                                            4,470,000  4,681,887       0.1%
    TPV Technology, Ltd.                                               4,465,964    876,294       0.0%
    Travelsky Technology, Ltd. Class H                                 4,569,090  4,768,303       0.1%
#   Trigiant Group, Ltd.                                               2,774,000    671,945       0.0%
*   Trony Solar Holdings Co., Ltd.                                     1,757,000     26,734       0.0%
#   Truly International Holdings, Ltd.                                 7,469,573  3,777,476       0.1%
#   Uni-President China Holdings, Ltd.                                 5,477,000  5,065,080       0.1%
*   United Energy Group, Ltd.                                         13,116,450  2,028,026       0.1%
*   V1 Group, Ltd.                                                    16,925,600  1,792,130       0.0%
    Wanguo International Mining Group, Ltd.                              308,000     99,264       0.0%
    Wasion Group Holdings, Ltd.                                        2,612,000  2,729,537       0.1%
    Weiqiao Textile Co. Class H                                        2,537,500  1,266,611       0.0%
    Welling Holding, Ltd.                                              5,402,000  1,171,111       0.0%
    West China Cement, Ltd.                                           16,444,000  1,633,469       0.0%
*   Winsway Enterprises Holdings, Ltd.                                 6,894,000    315,755       0.0%
#   Wisdom Holdings Group                                              2,570,000  1,989,084       0.0%
    World Wide Touch Technology Holdings, Ltd.                         3,216,000    116,122       0.0%
#   Wumart Stores, Inc. Class H                                        2,513,000  2,176,912       0.1%
    Xiamen International Port Co., Ltd. Class H                        5,518,000  1,452,392       0.0%
    Xiao Nan Guo Restaurants Holdings, Ltd.                              792,000    109,361       0.0%
    Xingda International Holdings, Ltd.                                5,376,000  1,860,893       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H               307,103    287,049       0.0%
    Xinjiang Goldwind Science & Technology Co., Ltd. Class H           1,535,400  2,755,607       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                      ---------- ------------ ---------------
CHINA -- (Continued)
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H                  4,152,598 $    893,863       0.0%
*   Xiwang Property Holdings Co., Ltd.                                 1,642,344       93,182       0.0%
    Xiwang Special Steel Co., Ltd.                                     2,966,000      416,190       0.0%
    XTEP International Holdings, Ltd.                                  3,413,500    1,524,411       0.0%
*   Yanchang Petroleum International, Ltd.                            23,970,000    1,222,827       0.0%
#   Yingde Gases Group Co., Ltd.                                       5,126,000    4,002,596       0.1%
#   Yip's Chemical Holdings, Ltd.                                      1,490,000      998,996       0.0%
    Youyuan International Holdings, Ltd.                               1,403,700      321,932       0.0%
    Yuanda China Holdings, Ltd.                                       11,480,000      712,057       0.0%
#   Yuexiu Property Co., Ltd.                                         37,642,284    6,990,952       0.2%
#   Yuexiu Transport Infrastructure, Ltd.                              3,808,018    2,302,893       0.1%
    Yuzhou Properties Co., Ltd.                                        5,245,120    1,218,314       0.0%
*   Zall Development Group, Ltd.                                       2,840,000    1,028,987       0.0%
#   Zhaojin Mining Industry Co., Ltd.                                  4,386,500    2,316,687       0.1%
    Zhejiang Expressway Co., Ltd. Class H                              5,900,000    5,949,342       0.1%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H              859,600      570,964       0.0%
#   Zhong An Real Estate, Ltd.                                         4,669,400      535,979       0.0%
#   Zhongsheng Group Holdings, Ltd.                                    3,105,500    3,194,378       0.1%
    Zhuzhou CSR Times Electric Co., Ltd. Class H                       1,824,000    7,843,871       0.2%
                                                                                 ------------      ----
TOTAL CHINA                                                                       726,118,024      14.8%
                                                                                 ------------      ----
COLOMBIA -- (0.1%)
    Bolsa de Valores de Colombia                                      22,283,259      238,266       0.0%
    Celsia SA ESP                                                        553,442    1,613,926       0.1%
    Constructora Conconcreto SA                                          293,150      210,156       0.0%
    Empresa de Telecomunicaciones de Bogota                            1,981,412      520,030       0.0%
*   Fabricato SA                                                      13,706,296       89,266       0.0%
    Grupo Odinsa SA                                                       39,599      149,928       0.0%
    Isagen SA ESP                                                        602,440      793,493       0.0%
    Mineros SA                                                           102,961      139,367       0.0%
                                                                                 ------------      ----
TOTAL COLOMBIA                                                                      3,754,432       0.1%
                                                                                 ------------      ----
GREECE -- (0.5%)
    Aegean Airlines SA                                                   261,316    2,276,500       0.1%
*   Astir Palace Hotel SA                                                 73,995      351,381       0.0%
    Athens Water Supply & Sewage Co. SA (The)                            166,816    1,152,079       0.0%
*   Attica Bank SA                                                     1,077,474       83,732       0.0%
    Bank of Greece                                                       142,930    1,845,109       0.1%
*   Corinth Pipeworks SA                                                   6,729       10,996       0.0%
*   Ellaktor SA                                                          909,399    2,566,982       0.1%
    Elval--Hellenic Aluminium Industry SA                                 61,004       91,073       0.0%
*   Fourlis Holdings SA                                                  283,268    1,114,200       0.0%
*   Frigoglass SA                                                        167,513      463,873       0.0%
*   GEK Terna Holding Real Estate Construction SA                        475,188    1,215,948       0.0%
    Hellenic Exchanges--Athens Stock Exchange SA Holding                 536,300    3,608,549       0.1%
*   Iaso SA                                                              234,070      259,345       0.0%
*   Intracom Holdings SA                                                 686,768      345,188       0.0%
*   Intralot SA-Integrated Lottery Systems & Services                    865,039    1,225,209       0.0%
*   J&P-Avax SA                                                          242,137      260,493       0.0%
*   Lamda Development SA                                                  44,085      185,070       0.0%
*   Marfin Investment Group Holdings SA                                6,320,159    1,670,581       0.0%
    Metka SA                                                             185,058    1,809,732       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                      --------- ----------- ---------------
GREECE -- (Continued)
    Motor Oil Hellas Corinth Refineries SA                              361,798 $ 2,650,511       0.1%
*   Mytilineos Holdings SA                                              564,245   3,633,520       0.1%
    Piraeus Port Authority                                               41,359     637,628       0.0%
    Sarantis SA                                                          95,423     836,690       0.0%
*   Sidenor Holdings SA                                                  90,590     102,938       0.0%
    Terna Energy SA                                                     257,713     739,787       0.0%
    Thessaloniki Water Supply & Sewage Co. SA                            15,807      60,632       0.0%
                                                                                -----------       ---
TOTAL GREECE                                                                     29,197,746       0.6%
                                                                                -----------       ---
HONG KONG -- (0.0%)
*   China Culiangwang Beverages Holdings, Ltd.                          829,500      50,829       0.0%
    Time Watch Investments, Ltd.                                        904,000     152,762       0.0%
#*  Wanda Hotel Development Co., Ltd.                                   767,000     163,265       0.0%
                                                                                -----------       ---
TOTAL HONG KONG                                                                     366,856       0.0%
                                                                                -----------       ---
HUNGARY -- (0.0%)
*   Danubius Hotel and SpA P.L.C.                                        34,868     676,531       0.0%
*   FHB Mortgage Bank P.L.C.                                             27,009      78,794       0.0%
                                                                                -----------       ---
TOTAL HUNGARY                                                                       755,325       0.0%
                                                                                -----------       ---
INDIA -- (10.7%)
*   3M India, Ltd.                                                        5,470     551,564       0.0%
    Aarti Industries                                                     70,135     347,632       0.0%
    Aban Offshore, Ltd.                                                 175,035   1,768,037       0.1%
*   ABG Shipyard, Ltd.                                                  174,417     647,330       0.0%
*   Adani Power, Ltd.                                                   341,678     266,229       0.0%
*   Advanta, Ltd.                                                       142,847     784,724       0.0%
    Aegis Logistics, Ltd.                                                69,188     419,335       0.0%
    Agro Tech Foods, Ltd.                                                54,133     546,869       0.0%
    Ahmednagar Forgings, Ltd.                                            89,307     591,710       0.0%
    AIA Engineering, Ltd.                                               129,314   1,977,008       0.1%
    Ajanta Pharma, Ltd.                                                 105,088   3,261,273       0.1%
    Akzo Nobel India, Ltd.                                               67,372   1,428,416       0.0%
    Alembic Pharmaceuticals, Ltd.                                       500,292   3,301,738       0.1%
    Alembic, Ltd.                                                       539,380     413,609       0.0%
    Allahabad Bank                                                    1,087,083   2,035,086       0.1%
    Allcargo Logistics, Ltd.                                             30,248     118,703       0.0%
    Alok Industries, Ltd.                                             5,490,403   1,119,679       0.0%
    Alstom India, Ltd.                                                  148,374   1,286,324       0.0%
    Amara Raja Batteries, Ltd.                                          470,856   5,006,590       0.1%
    Amtek Auto, Ltd.                                                    691,784   1,858,239       0.1%
    Amtek India, Ltd.                                                   465,266     701,704       0.0%
    Anant Raj, Ltd.                                                   1,147,745   1,004,159       0.0%
    Andhra Bank                                                       1,077,921   1,473,994       0.0%
    Apar Industries, Ltd.                                                85,905     531,240       0.0%
    Apollo Hospitals Enterprise, Ltd.                                    65,541   1,188,972       0.0%
    Apollo Tyres, Ltd.                                                1,634,550   5,812,076       0.1%
    Arvind, Ltd.                                                      1,340,968   6,508,092       0.1%
*   Asahi India Glass, Ltd.                                             307,262     583,160       0.0%
*   Ashok Leyland, Ltd.                                               8,562,959   6,472,526       0.1%
    Atul, Ltd.                                                           69,305   1,437,169       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                      --------- ----------- ---------------
INDIA -- (Continued)
    Aurobindo Pharma, Ltd.                                            1,129,123 $17,834,037       0.4%
    Automotive Axles, Ltd.                                               11,648     128,728       0.0%
    Bajaj Corp., Ltd.                                                   229,151   1,059,622       0.0%
    Bajaj Electricals, Ltd.                                             207,026     952,856       0.0%
    Bajaj Finance, Ltd.                                                  62,702   2,833,903       0.1%
    Bajaj Finserv, Ltd.                                                 120,632   2,101,210       0.1%
*   Bajaj Hindusthan, Ltd.                                            1,601,606     506,507       0.0%
    Bajaj Holdings & Investment, Ltd.                                    92,719   2,090,800       0.1%
    Balkrishna Industries, Ltd.                                         182,757   2,290,360       0.1%
    Ballarpur Industries, Ltd.                                        1,807,146     497,123       0.0%
    Balmer Lawrie & Co., Ltd.                                            80,522     816,345       0.0%
*   Balrampur Chini Mills, Ltd.                                       1,218,398   1,085,717       0.0%
    Bank Of Maharashtra                                                 974,900     686,102       0.0%
    Bannari Amman Sugars, Ltd.                                           15,663     319,937       0.0%
    BASF India, Ltd.                                                     59,490   1,179,180       0.0%
    Bata India, Ltd.                                                    145,561   3,015,931       0.1%
    BEML, Ltd.                                                          102,325   1,125,788       0.0%
    Berger Paints India, Ltd.                                           803,453   5,200,241       0.1%
    BGR Energy Systems, Ltd.                                            161,858     441,056       0.0%
    Bharat Forge, Ltd.                                                  737,890   9,746,080       0.2%
    Bhushan Steel, Ltd.                                                 376,746     648,791       0.0%
    Biocon, Ltd.                                                        508,356   3,698,865       0.1%
    Birla Corp., Ltd.                                                   148,418   1,262,958       0.0%
    Blue Dart Express, Ltd.                                              27,720   2,409,004       0.1%
    Blue Star, Ltd.                                                     167,317     914,529       0.0%
    Bombay Burmah Trading Co.                                            40,974     173,014       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                             785,565     854,944       0.0%
    Brigade Enterprises, Ltd.                                            99,090     235,406       0.0%
    Britannia Industries, Ltd.                                          230,022   5,755,106       0.1%
    Capital First, Ltd.                                                   3,316      18,019       0.0%
    Carborundum Universal, Ltd.                                         329,688   1,028,620       0.0%
    CCL Products India, Ltd.                                            206,170     439,587       0.0%
    Ceat, Ltd.                                                           94,161   1,318,942       0.0%
*   Central Bank Of India                                               540,226     591,203       0.0%
    Century Plyboards India, Ltd.                                       137,295     307,292       0.0%
    Century Textiles & Industries, Ltd.                                 356,772   3,209,153       0.1%
    CESC, Ltd.                                                          546,678   6,006,922       0.1%
    Chambal Fertilizers & Chemicals, Ltd.                             1,158,654   1,163,238       0.0%
*   Chennai Petroleum Corp., Ltd.                                       393,287     653,595       0.0%
    Cholamandalam Investment and Finance Co., Ltd.                       71,956     563,618       0.0%
    City Union Bank, Ltd.                                             1,302,914   1,794,891       0.1%
    Clariant Chemicals India, Ltd.                                       54,229     862,855       0.0%
    Claris Lifesciences, Ltd.                                            82,834     228,935       0.0%
    CMC, Ltd.                                                            65,297   2,065,826       0.1%
    Coromandel International, Ltd.                                      517,941   2,793,267       0.1%
    Corp. Bank                                                          216,216   1,186,759       0.0%
    Cox & Kings, Ltd.                                                   368,646   1,715,071       0.0%
    CRISIL, Ltd.                                                         27,089     807,261       0.0%
    Crompton Greaves, Ltd.                                            2,205,917   6,742,411       0.2%
    Cyient, Ltd.                                                        253,296   1,962,978       0.1%
    Dalmia Bharat, Ltd.                                                  79,538     546,117       0.0%
    DB Corp., Ltd.                                                       43,770     253,785       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
INDIA -- (Continued)
*   DB Realty, Ltd.                                                     815,914 $  903,721       0.0%
*   DCB Bank, Ltd.                                                    1,475,813  2,204,744       0.1%
    DCM Shriram, Ltd.                                                   213,725    772,338       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                     236,944    600,900       0.0%
    Delta Corp., Ltd.                                                   535,652    777,941       0.0%
*   DEN Networks, Ltd.                                                  343,697    923,521       0.0%
    Dena Bank                                                         1,211,874  1,259,174       0.0%
    Dewan Housing Finance Corp., Ltd.                                    27,941    167,869       0.0%
*   Dish TV India, Ltd.                                               3,087,132  2,891,665       0.1%
    Dishman Pharmaceuticals & Chemicals, Ltd.                           215,255    550,187       0.0%
    Dredging Corp. Of India, Ltd.                                        11,933     86,372       0.0%
    eClerx Services, Ltd.                                                69,202  1,462,688       0.0%
    Edelweiss Financial Services, Ltd.                                1,248,730  1,109,405       0.0%
*   Educomp Solutions, Ltd.                                              34,411     17,228       0.0%
    Eicher Motors, Ltd.                                                  44,217  9,154,615       0.2%
*   EID Parry India, Ltd.                                               486,900  1,736,542       0.0%
    EIH, Ltd.                                                           714,368  1,185,476       0.0%
    Electrosteel Castings, Ltd.                                         711,611    221,536       0.0%
    Elgi Equipments, Ltd.                                               230,271    493,366       0.0%
    Emami, Ltd.                                                         142,377  1,877,755       0.1%
    Engineers India, Ltd.                                               395,610  1,745,752       0.0%
    Entertainment Network India, Ltd.                                    48,584    399,580       0.0%
*   Era Infra Engineering, Ltd.                                         247,434     43,497       0.0%
*   Eros International Media, Ltd.                                      199,846    813,271       0.0%
    Escorts, Ltd.                                                       523,565  1,443,267       0.0%
    Ess Dee Aluminium, Ltd.                                             125,607    725,278       0.0%
*   Essar Oil, Ltd.                                                   2,063,648  4,063,434       0.1%
    Essar Ports, Ltd.                                                   434,115    678,049       0.0%
*   Essar Shipping, Ltd.                                                 44,136     16,286       0.0%
    Essel Propack, Ltd.                                                 299,518    558,148       0.0%
    Exide Industries, Ltd.                                            1,310,267  3,363,832       0.1%
    FAG Bearings India, Ltd.                                             29,702  1,499,987       0.0%
    FDC, Ltd.                                                           458,029  1,169,306       0.0%
    Federal Bank, Ltd.                                                3,805,760  8,828,723       0.2%
*   Federal-Mogul Goetze India, Ltd.                                     61,495    304,494       0.0%
    Financial Technologies India, Ltd.                                  124,447    354,343       0.0%
    Finolex Cables, Ltd.                                                452,858  1,651,844       0.0%
    Finolex Industries, Ltd.                                            330,505  1,718,673       0.0%
*   Firstsource Solutions, Ltd.                                       1,587,764  1,011,001       0.0%
*   Fortis Healthcare, Ltd.                                             795,081  1,566,126       0.0%
*   Future Consumer Enterprise, Ltd.                                  1,611,772    290,979       0.0%
    Future Lifestyle Fashions, Ltd.                                      21,868     33,598       0.0%
    Future Retail, Ltd.                                                 415,146    780,627       0.0%
    Gabriel India, Ltd.                                                 300,830    405,524       0.0%
*   Gammon Infrastructure Projects, Ltd.                                110,324     26,227       0.0%
    Gateway Distriparks, Ltd.                                           476,197  2,225,380       0.1%
    Gati, Ltd.                                                          220,146    730,060       0.0%
    GHCL, Ltd.                                                           66,113     91,937       0.0%
    Gillette India, Ltd.                                                 14,470    662,230       0.0%
*   Gitanjali Gems, Ltd.                                                126,872    118,839       0.0%
    Global Offshore Services, Ltd.                                       34,122    267,864       0.0%
    GMR Infrastructure, Ltd.                                          9,412,702  3,328,836       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
INDIA -- (Continued)
    Godfrey Phillips India, Ltd.                                          4,304 $  208,709       0.0%
    Godrej Industries, Ltd.                                             291,033  1,425,931       0.0%
    Godrej Properties, Ltd.                                             387,553  1,531,728       0.0%
    Graphite India, Ltd.                                                372,609    568,626       0.0%
    Great Eastern Shipping Co., Ltd. (The)                              407,286  2,624,329       0.1%
    Greaves Cotton, Ltd.                                                557,173  1,175,276       0.0%
    Grindwell Norton, Ltd.                                               18,171    156,897       0.0%
    Gruh Finance, Ltd.                                                  222,390    770,471       0.0%
*   GTL Infrastructure, Ltd.                                          1,158,583     52,728       0.0%
    Gujarat Alkalies & Chemicals, Ltd.                                  178,029    572,435       0.0%
    Gujarat Fluorochemicals, Ltd.                                       167,284  2,090,925       0.1%
    Gujarat Gas Co., Ltd.                                                98,905    778,624       0.0%
    Gujarat Industries Power Co., Ltd.                                   69,388    100,721       0.0%
    Gujarat Mineral Development Corp., Ltd.                             536,132  1,334,027       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.                334,797    467,753       0.0%
*   Gujarat NRE Coke, Ltd.                                            1,625,158    197,775       0.0%
*   Gujarat Pipavav Port, Ltd.                                          720,632  1,941,137       0.1%
    Gujarat State Fertilisers & Chemicals, Ltd.                         969,096  1,909,807       0.1%
    Gujarat State Petronet, Ltd.                                      1,141,942  1,800,405       0.1%
    Gulf Oil Corp., Ltd.                                                 76,450    214,327       0.0%
    Gulf Oil Lubricants India, Ltd.                                      76,450    410,947       0.0%
*   GVK Power & Infrastructure, Ltd.                                  5,583,655  1,058,967       0.0%
*   Hathway Cable & Datacom, Ltd.                                       336,419  1,688,938       0.0%
    Havells India, Ltd.                                               1,856,255  8,621,682       0.2%
*   HCL Infosystems, Ltd.                                               626,484    745,855       0.0%
    HEG, Ltd.                                                            94,448    465,025       0.0%
*   HeidelbergCement India, Ltd.                                        568,126    819,637       0.0%
*   Hexa Tradex, Ltd.                                                    73,518     30,320       0.0%
    Hexaware Technologies, Ltd.                                       1,467,575  4,716,743       0.1%
    Hikal, Ltd.                                                           9,657    111,081       0.0%
*   Himachal Futuristic Communications, Ltd.                          3,622,058  1,083,095       0.0%
    Hinduja Global Solutions, Ltd.                                       30,903    339,530       0.0%
    Hinduja Ventures, Ltd.                                               36,075    185,019       0.0%
*   Hindustan Construction Co., Ltd.                                  1,572,759    845,232       0.0%
*   Hindustan Oil Exploration Co., Ltd.                                  69,160     67,934       0.0%
    Hindustan Petroleum Corp., Ltd.                                     682,702  5,817,344       0.1%
    Hitachi Home & Life Solutions India, Ltd.                            55,505    580,404       0.0%
    Honeywell Automation India, Ltd.                                     13,295  1,212,688       0.0%
*   Hotel Leela Venture, Ltd.                                           540,246    199,842       0.0%
*   Housing Development & Infrastructure, Ltd.                        2,481,124  3,369,000       0.1%
    HSIL, Ltd.                                                          171,564  1,044,949       0.0%
    HT Media, Ltd.                                                      406,397    776,300       0.0%
    Huhtamaki PPL, Ltd.                                                  43,501    124,336       0.0%
    IDBI Bank, Ltd.                                                   1,346,315  1,547,191       0.0%
    IIFL Holdings, Ltd.                                               1,190,766  3,298,804       0.1%
    IL&FS Transportation Networks, Ltd.                                 336,705  1,087,583       0.0%
    India Cements, Ltd. (The)                                         1,733,197  3,142,401       0.1%
    Indiabulls Housing Finance, Ltd.                                    357,294  2,442,410       0.1%
    Indian Bank                                                         444,338  1,203,698       0.0%
*   Indian Hotels Co., Ltd.                                           2,387,814  4,073,150       0.1%
    Indian Overseas Bank                                              1,554,951  1,492,591       0.0%
    Indoco Remedies, Ltd.                                               228,250  1,092,958       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
INDIA -- (Continued)
    Indraprastha Gas, Ltd.                                              468,548 $3,026,137       0.1%
    Info Edge India, Ltd.                                               158,914  2,185,066       0.1%
    ING Vysya Bank, Ltd.                                                 21,126    221,791       0.0%
    Ingersoll-Rand India, Ltd.                                           56,522    824,716       0.0%
*   Inox Leisure, Ltd.                                                  128,257    386,795       0.0%
    Intellect Design Arena, Ltd.                                        628,348    491,217       0.0%
*   International Paper APPM, Ltd.                                       57,705    286,139       0.0%
    Ipca Laboratories, Ltd.                                             370,908  4,439,903       0.1%
    IRB Infrastructure Developers, Ltd.                               1,021,009  4,191,252       0.1%
    Jagran Prakashan, Ltd.                                              623,706  1,311,754       0.0%
    Jain Irrigation Systems, Ltd.                                     2,710,285  4,001,903       0.1%
*   Jaiprakash Associates, Ltd.                                       7,015,959  3,558,844       0.1%
*   Jaiprakash Power Ventures, Ltd.                                   6,325,569  1,377,437       0.0%
    Jammu & Kashmir Bank, Ltd. (The)                                  1,652,680  3,737,626       0.1%
*   Jaypee Infratech, Ltd.                                            3,103,300  1,159,577       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                                 39,763    148,761       0.0%
    JBF Industries, Ltd.                                                 75,357    181,964       0.0%
    Jindal Drilling & Industries, Ltd.                                   13,908     51,009       0.0%
    Jindal Poly Films, Ltd.                                              77,588    383,866       0.0%
*   Jindal Poly Investment & Finance Co., Ltd.                            7,223     16,360       0.0%
    Jindal Saw, Ltd.                                                  1,093,711  1,384,672       0.0%
*   Jindal Stainless, Ltd.                                              380,310    210,243       0.0%
    JK Cement, Ltd.                                                     177,509  1,760,463       0.1%
    JK Lakshmi Cement, Ltd.                                             352,255  2,140,818       0.1%
    JK Tyre & Industries, Ltd.                                          100,221    797,590       0.0%
    JM Financial, Ltd.                                                2,073,645  1,598,235       0.0%
    JSW Energy, Ltd.                                                  2,053,448  2,669,972       0.1%
*   Jubilant Foodworks, Ltd.                                            278,198  5,745,725       0.1%
    Jubilant Life Sciences, Ltd.                                        404,153    943,458       0.0%
    Jyothy Laboratories, Ltd.                                           390,764  1,594,653       0.0%
    Kajaria Ceramics, Ltd.                                              223,469  2,182,846       0.1%
    Kakinada Fertilizers, Ltd.                                          632,948     21,669       0.0%
    Kalpataru Power Transmission, Ltd.                                  367,994  1,017,385       0.0%
    Kansai Nerolac Paints, Ltd.                                          12,854    403,033       0.0%
    Karnataka Bank, Ltd. (The)                                        1,085,634  2,198,060       0.1%
    Karur Vysya Bank, Ltd. (The)                                        308,591  2,757,769       0.1%
    Kaveri Seed Co., Ltd.                                               177,585  2,667,897       0.1%
    KEC International, Ltd.                                             743,980  1,317,508       0.0%
*   Kesoram Industries, Ltd.                                            263,878    532,656       0.0%
    Kewal Kiran Clothing, Ltd.                                            1,598     44,696       0.0%
    Kirloskar Brothers, Ltd.                                                817      3,436       0.0%
    Kirloskar Oil Engines, Ltd.                                         223,454    938,146       0.0%
    Kolte-Patil Developers, Ltd.                                         33,868    103,608       0.0%
    KPIT Technologies, Ltd.                                             851,895  2,296,414       0.1%
    KRBL, Ltd.                                                          318,882    471,827       0.0%
    KSB Pumps, Ltd.                                                      43,376    377,467       0.0%
*   KSK Energy Ventures, Ltd.                                           137,285    141,816       0.0%
    Lakshmi Machine Works, Ltd.                                          22,475  1,457,611       0.0%
    Lakshmi Vilas Bank, Ltd. (The)                                      529,392    649,809       0.0%
*   Lanco Infratech, Ltd.                                             4,921,870    547,504       0.0%
*   Mahanagar Telephone Nigam, Ltd.                                     361,078    174,991       0.0%
    Maharashtra Seamless, Ltd.                                          186,678    951,935       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
INDIA -- (Continued)
    Mahindra & Mahindra Financial Services, Ltd.                        214,465 $1,019,396       0.0%
    Mahindra Holidays & Resorts India, Ltd.                             137,908    643,167       0.0%
    Mahindra Lifespace Developers, Ltd.                                  94,782    783,006       0.0%
    Man Infraconstruction, Ltd.                                          37,735     15,770       0.0%
    Mandhana Industries, Ltd.                                            54,218    219,036       0.0%
*   Mangalore Refinery & Petrochemicals, Ltd.                         1,186,063  1,133,610       0.0%
*   Marico Kaya Enterprises, Ltd.                                         6,469     62,649       0.0%
    Marico, Ltd.                                                         54,684    277,291       0.0%
    MAX India, Ltd.                                                     931,335  5,386,128       0.1%
    McLeod Russel India, Ltd.                                           298,850  1,265,298       0.0%
    Mercator, Ltd.                                                      612,469    287,093       0.0%
    Merck, Ltd.                                                          46,604    615,771       0.0%
    MindTree, Ltd.                                                      291,025  5,193,742       0.1%
    MOIL, Ltd.                                                          158,280    798,196       0.0%
    Monnet Ispat & Energy, Ltd.                                          58,491     79,535       0.0%
    Monsanto India, Ltd.                                                 37,272  1,817,558       0.1%
    Motherson Sumi Systems, Ltd.                                      1,229,584  8,431,473       0.2%
    Motilal Oswal Financial Services, Ltd.                                8,131     28,324       0.0%
    Mphasis, Ltd.                                                       359,650  2,343,306       0.1%
    MRF, Ltd.                                                             9,265  4,719,366       0.1%
*   Nagarjuna Oil Refinery, Ltd.                                        294,114     21,696       0.0%
    Natco Pharma, Ltd.                                                   94,555  2,226,876       0.1%
    National Aluminium Co., Ltd.                                        233,916    217,581       0.0%
    Nava Bharat Ventures, Ltd.                                           13,117     46,166       0.0%
    Navneet Education, Ltd.                                             586,476    980,578       0.0%
    NCC, Ltd.()                                                       1,468,496  1,426,642       0.0%
    NCC, Ltd.(B0FXGP0)                                                1,343,524  1,294,996       0.0%
    NESCO, Ltd.                                                          38,589    783,203       0.0%
    NIIT Technologies, Ltd.                                             251,992  1,585,175       0.0%
    NIIT, Ltd.                                                          167,888    126,939       0.0%
    Nitin Fire Protection Industries, Ltd.                              618,739    634,697       0.0%
    Noida Toll Bridge Co., Ltd.                                         126,184     73,337       0.0%
    Oberoi Realty, Ltd.                                                 281,915  1,129,038       0.0%
    OCL India, Ltd.                                                      51,578    261,748       0.0%
    OMAXE, Ltd.                                                         450,427    964,073       0.0%
    Orient Cement, Ltd.                                                 351,095    846,810       0.0%
    Orient Paper & Industries, Ltd.                                      14,822      7,754       0.0%
    Oriental Bank of Commerce                                           598,876  2,780,412       0.1%
    Orissa Minerals Development Co., Ltd.                                 6,645    370,156       0.0%
*   Oswal Chemicals & Fertilizers, Ltd.                                  29,723     15,557       0.0%
    Page Industries, Ltd.                                                25,589  3,712,396       0.1%
*   Panacea Biotec, Ltd.                                                  7,183     18,379       0.0%
*   Pantaloons Fashions and Retail, Ltd.                                    515      1,016       0.0%
*   Parsvnath Developers, Ltd.                                          652,167    215,045       0.0%
*   Patel Engineering, Ltd.                                              17,376     28,192       0.0%
    PC Jeweller, Ltd.                                                   307,936  1,212,376       0.0%
    Peninsula Land, Ltd.                                                559,353    327,392       0.0%
    Persistent Systems, Ltd.                                             81,500  1,723,784       0.0%
    Petronet LNG, Ltd.                                                1,060,870  3,432,491       0.1%
    Pfizer, Ltd.                                                         59,280  1,595,828       0.0%
    Phoenix Mills, Ltd. (The)                                           191,022  1,186,911       0.0%
    PI Industries, Ltd.                                                 256,614  1,860,474       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
INDIA -- (Continued)
    Pidilite Industries, Ltd.                                           404,232 $2,719,678       0.1%
*   Pipavav Defence & Offshore Engineering Co., Ltd.                  1,532,809    958,855       0.0%
    Piramal Enterprises, Ltd.                                           237,828  3,120,865       0.1%
*   Plethico Pharmaceuticals, Ltd.                                       68,473     46,097       0.0%
    Polaris Financial Technology, Ltd.                                  628,348  1,915,805       0.1%
    Praj Industries, Ltd.                                               498,336    511,233       0.0%
    Prakash Industries, Ltd.                                            219,127    207,497       0.0%
    Prestige Estates Projects, Ltd.                                     620,571  2,270,365       0.1%
*   Prism Cement, Ltd.                                                  645,641    788,021       0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                          4,185    366,233       0.0%
    PTC India Financial Services, Ltd.                                1,323,605  1,089,731       0.0%
    PTC India, Ltd.                                                   2,122,558  3,173,365       0.1%
*   Punj Lloyd, Ltd.                                                  1,344,331    836,374       0.0%
    Punjab & Sind Bank                                                  252,456    240,360       0.0%
    Puravankara Projects, Ltd.                                          309,126    503,350       0.0%
    Radico Khaitan, Ltd.                                                493,729    731,157       0.0%
    Rain Industries, Ltd.                                               811,842    656,536       0.0%
    Rajesh Exports, Ltd.                                                106,849    247,857       0.0%
    Rallis India, Ltd.                                                  595,300  2,225,660       0.1%
    Ramco Cements, Ltd. (The)                                           431,652  2,428,855       0.1%
    Ratnamani Metals & Tubes, Ltd.                                       14,355    105,922       0.0%
    Raymond, Ltd.                                                       249,192  1,874,188       0.1%
    Redington India, Ltd.                                             1,097,079  1,827,416       0.1%
    REI Agro, Ltd.                                                    2,869,565    114,713       0.0%
    Relaxo Footwears, Ltd.                                                5,783     48,692       0.0%
    Rolta India, Ltd.                                                   724,825  1,303,330       0.0%
    Ruchi Soya Industries, Ltd.                                         884,500    545,361       0.0%
    Sadbhav Engineering, Ltd.                                           301,858  1,150,254       0.0%
    Sanofi India, Ltd.                                                   24,992  1,348,247       0.0%
*   Schneider Electric Infrastructure, Ltd.                             192,641    480,293       0.0%
    Selan Exploration Technology, Ltd.                                   10,599     82,608       0.0%
    Shasun Pharmaceuticals, Ltd.                                        147,908    482,340       0.0%
*   Shipping Corp. of India, Ltd.                                     1,056,249  1,035,926       0.0%
    Shoppers Stop, Ltd.                                                 104,486    911,820       0.0%
*   Shree Renuka Sugars, Ltd.                                         3,333,657    922,144       0.0%
    Simplex Infrastructures, Ltd.                                        26,558    130,886       0.0%
    Sintex Industries, Ltd.                                           1,531,929  2,408,790       0.1%
    SJVN, Ltd.                                                        1,792,698    699,386       0.0%
    SKF India, Ltd.                                                      90,529  1,823,506       0.1%
    Sobha Developers, Ltd.                                              369,482  2,596,179       0.1%
    Solar Industries India, Ltd.                                         25,668  1,051,686       0.0%
    Sona Koyo Steering Systems, Ltd.                                     76,531     69,433       0.0%
    Sonata Software, Ltd.                                                51,331    115,903       0.0%
    South Indian Bank, Ltd. (The)                                     2,782,692  1,258,386       0.0%
    Spice Mobility, Ltd.                                                 27,538     12,889       0.0%
    SREI Infrastructure Finance, Ltd.                                   223,216    173,117       0.0%
    SRF, Ltd.                                                           144,710  1,988,641       0.1%
    Star Ferro and Cement, Ltd.                                         137,796    158,690       0.0%
    State Bank of Bikaner & Jaipur                                      121,104  1,120,736       0.0%
    State Bank of Travancore                                             45,318    312,005       0.0%
    Sterlite Technologies, Ltd.                                       1,142,451  1,324,468       0.0%
    Strides Arcolab, Ltd.                                               338,221  3,642,630       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ---------- ----------- ---------------
INDIA -- (Continued)
    Styrolution ABS India, Ltd.                                           23,441 $   241,692       0.0%
*   Sun Pharma Advanced Research Co., Ltd.                               683,215   2,200,847       0.1%
    Sun TV Network, Ltd.                                                  21,965     116,951       0.0%
    Sundaram Finance, Ltd.                                                34,562     771,086       0.0%
    Sundaram-Clayton, Ltd.                                                 3,890     106,960       0.0%
    Sundram Fasteners, Ltd.                                              520,827   1,313,479       0.0%
    Supreme Industries, Ltd.                                             207,676   2,028,682       0.1%
    Supreme Petrochem, Ltd.                                              103,075     133,318       0.0%
*   Surana Industries, Ltd.                                               14,879      13,439       0.0%
*   Suzlon Energy, Ltd.                                                3,526,636     763,301       0.0%
    Swaraj Engines, Ltd.                                                  14,236     222,086       0.0%
    Syndicate Bank                                                     1,199,412   2,451,736       0.1%
    Tamil Nadu Newsprint & Papers, Ltd.                                  115,331     264,771       0.0%
    Tata Chemicals, Ltd.                                                 421,074   2,789,419       0.1%
    Tata Communications, Ltd.                                            663,303   4,356,216       0.1%
    Tata Elxsi, Ltd.                                                     155,165   1,568,671       0.0%
    Tata Global Beverages, Ltd.                                        1,925,124   5,019,319       0.1%
    Tata Sponge Iron, Ltd.                                                43,421     507,512       0.0%
*   Tata Teleservices Maharashtra, Ltd.                                4,047,567     606,667       0.0%
    Tech Mahindra, Ltd.                                                   51,993   2,134,070       0.1%
    Techno Electric & Engineering Co., Ltd.                               83,594     365,275       0.0%
    Texmaco Rail & Engineering, Ltd.                                     275,783     431,256       0.0%
    Thermax, Ltd.                                                        218,319   3,151,900       0.1%
    Time Technoplast, Ltd.                                               391,814     301,535       0.0%
    Timken India, Ltd.                                                    43,278     293,266       0.0%
    Torrent Pharmaceuticals, Ltd.                                        365,996   5,251,595       0.1%
    Torrent Power, Ltd.                                                  543,572   1,452,042       0.0%
    Transport Corp. of India, Ltd.                                       129,481     477,632       0.0%
    Tree House Education and Accessories, Ltd.                            91,610     661,950       0.0%
    Trent, Ltd.                                                           44,342     958,299       0.0%
    Triveni Turbine, Ltd.                                                262,694     383,690       0.0%
    TTK Prestige, Ltd.                                                    31,862   2,034,422       0.1%
    Tube Investments of India, Ltd.                                      462,951   2,633,095       0.1%
*   TV18 Broadcast, Ltd.                                               3,759,896   1,781,844       0.1%
    TVS Motor Co., Ltd.                                                1,420,718   5,986,938       0.1%
    UCO Bank                                                           1,711,048   2,433,341       0.1%
    Uflex, Ltd.                                                          159,358     415,884       0.0%
    Unichem Laboratories, Ltd.                                           263,459     840,140       0.0%
    Union Bank of India                                                1,015,855   3,714,052       0.1%
*   Unitech, Ltd.                                                     12,902,107   4,294,407       0.1%
    UPL, Ltd.                                                          2,016,992  11,377,374       0.2%
*   Usha Martin, Ltd.                                                    681,264     292,061       0.0%
*   Uttam Galva Steels, Ltd.                                             151,190     181,020       0.0%
    V-Guard Industries, Ltd.                                              84,617   1,256,578       0.0%
    VA Tech Wabag, Ltd.                                                   76,489   1,984,004       0.1%
    Vakrangee, Ltd.                                                      645,382   1,334,815       0.0%
*   Vardhman Special Steels, Ltd.                                          7,273       4,152       0.0%
    Vardhman Textiles, Ltd.                                              115,426     824,240       0.0%
    Vesuvius India, Ltd.                                                   1,802      20,486       0.0%
    Videocon Industries, Ltd.                                            577,596   1,579,593       0.0%
    Vijaya Bank                                                        1,632,111   1,266,805       0.0%
    VIP Industries, Ltd.                                                 509,858     925,079       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                        SHARES      VALUE++    OF NET ASSETS**
                                                                      ----------- ------------ ---------------
INDIA -- (Continued)
    Voltas, Ltd.                                                          993,937 $  4,058,303       0.1%
    VST Industries, Ltd.                                                   21,362      630,489       0.0%
    WABCO India, Ltd.                                                      12,546      740,689       0.0%
    Welspun Corp., Ltd.                                                   706,339      878,718       0.0%
*   Welspun Enterprises, Ltd.                                              35,317      116,477       0.0%
    Welspun India, Ltd.                                                   163,779      794,286       0.0%
    Wockhardt, Ltd.                                                       216,153    2,666,175       0.1%
    Wyeth, Ltd.                                                            39,587      701,399       0.0%
    Zensar Technologies, Ltd.                                             108,058    1,064,635       0.0%
    Zuari Agro Chemicals, Ltd.                                             42,970      178,000       0.0%
    Zydus Wellness, Ltd.                                                   67,180      687,690       0.0%
                                                                                  ------------      ----
TOTAL INDIA                                                                        596,007,786      12.1%
                                                                                  ------------      ----
INDONESIA -- (3.0%)
    Ace Hardware Indonesia Tbk PT                                      32,168,700    2,159,090       0.1%
    Adhi Karya Persero Tbk PT                                           9,983,100    2,275,533       0.1%
    Agung Podomoro Land Tbk PT                                         44,518,800    1,300,472       0.0%
    AKR Corporindo Tbk PT                                               6,651,000    2,709,731       0.1%
    Alam Sutera Realty Tbk PT                                          81,359,500    3,123,786       0.1%
    Aneka Tambang Persero Tbk PT                                       32,303,800    2,594,494       0.1%
    Arwana Citramulia Tbk PT                                           22,123,600    1,675,106       0.0%
    Asahimas Flat Glass Tbk PT                                            983,000      545,884       0.0%
    Astra Graphia Tbk PT                                                2,211,000      405,982       0.0%
*   Bakrie and Brothers Tbk PT                                        319,498,500    1,321,880       0.0%
*   Bakrie Sumatera Plantations Tbk PT                                 58,428,800      241,766       0.0%
*   Bakrie Telecom Tbk PT                                              80,514,398      333,117       0.0%
*   Bakrieland Development Tbk PT                                     204,925,750      847,852       0.0%
    Bank Bukopin Tbk PT                                                30,530,366    1,906,666       0.0%
*   Bank Pan Indonesia Tbk PT                                          16,508,200    1,365,956       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT               18,834,900    1,177,047       0.0%
    Bank Tabungan Negara Persero Tbk PT                                34,158,549    3,166,629       0.1%
*   Barito Pacific Tbk PT                                              11,044,500      244,770       0.0%
*   Benakat Integra Tbk PT                                            153,781,700    1,768,864       0.0%
*   Berau Coal Energy Tbk PT                                           40,089,600      318,447       0.0%
*   Berlian Laju Tanker Tbk PT                                         35,106,366           --       0.0%
    BISI International Tbk PT                                           9,272,000      376,108       0.0%
*   Borneo Lumbung Energi & Metal Tbk PT                               26,226,700      147,545       0.0%
*   Budi Starch & Sweetener Tbk PT                                      5,947,000       50,282       0.0%
*   Bumi Resources Minerals Tbk PT                                     25,413,900      781,019       0.0%
*   Bumi Resources Tbk PT                                             137,456,100    1,572,353       0.0%
    BW Plantation Tbk PT                                               14,620,500      660,083       0.0%
*   Central Proteinaprima Tbk PT                                       21,920,000       90,691       0.0%
    Chandra Asri Petrochemical Tbk PT                                      13,500        3,436       0.0%
    Charoen Pokphand Indonesia Tbk PT                                   2,295,500      798,315       0.0%
    Ciputra Development Tbk PT                                         61,125,680    5,796,575       0.1%
    Ciputra Property Tbk PT                                            22,483,300    1,404,764       0.0%
    Ciputra Surya Tbk PT                                                6,946,000    1,393,777       0.0%
    Citra Marga Nusaphala Persada Tbk PT                               12,391,100    3,235,401       0.1%
*   Clipan Finance Indonesia Tbk PT                                     1,482,000       53,839       0.0%
*   Darma Henwa Tbk PT                                                 72,303,600      299,146       0.0%
*   Davomas Abadi Tbk PT                                               37,629,500           --       0.0%
*   Delta Dunia Makmur Tbk PT                                          33,775,800      604,321       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ----------- ---------- ---------------
INDONESIA -- (Continued)
    Elnusa Tbk PT                                                      21,629,800 $  926,721      0.0%
*   Energi Mega Persada Tbk PT                                        279,455,300  2,621,550      0.1%
*   Erajaya Swasembada Tbk PT                                          10,224,800    864,271      0.0%
*   Ever Shine Textile Tbk PT                                           3,654,640     66,531      0.0%
*   Exploitasi Energi Indonesia Tbk PT                                 50,011,000    761,672      0.0%
    Express Transindo Utama Tbk PT                                      7,814,900    753,725      0.0%
*   Fajar Surya Wisesa Tbk PT                                             672,500     89,594      0.0%
    Gajah Tunggal Tbk PT                                               14,159,800  1,687,662      0.0%
*   Garuda Indonesia Persero Tbk PT                                    31,709,749  1,390,791      0.0%
*   Golden Eagle Energy Tbk PT                                          7,919,950  1,179,605      0.0%
*   Gozco Plantations Tbk PT                                           10,666,000     85,564      0.0%
*   Hanson International Tbk PT                                        64,400,400  3,304,595      0.1%
    Harum Energy Tbk PT                                                 6,750,300    883,155      0.0%
    Hexindo Adiperkasa Tbk PT                                           1,326,000    394,162      0.0%
    Holcim Indonesia Tbk PT                                             3,474,400    675,517      0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                               20,848,200  1,982,843      0.1%
*   Indika Energy Tbk PT                                               16,945,000    891,095      0.0%
*   Indo-Rama Synthetics Tbk PT                                           479,000     41,481      0.0%
    Indomobil Sukses Internasional Tbk PT                                  33,000     10,521      0.0%
*   Inovisi Infracom Tbk PT                                             6,112,767    263,032      0.0%
    Intiland Development Tbk PT                                        47,926,632  2,360,351      0.1%
    Japfa Comfeed Indonesia Tbk PT                                     29,271,200  3,042,560      0.1%
    Jaya Real Property Tbk PT                                           9,837,500    812,608      0.0%
    Kawasan Industri Jababeka Tbk PT                                  162,617,377  3,663,183      0.1%
*   Krakatau Steel Persero Tbk PT                                      12,979,100    511,316      0.0%
*   Lippo Cikarang Tbk PT                                               3,276,700  2,305,913      0.1%
    Malindo Feedmill Tbk PT                                             7,671,000  1,983,697      0.1%
    Matahari Putra Prima Tbk PT                                        11,225,028  2,922,673      0.1%
    Mayora Indah Tbk PT                                                 2,971,550  6,952,392      0.2%
    Medco Energi Internasional Tbk PT                                  12,172,100  3,876,736      0.1%
    Mitra Adiperkasa Tbk PT                                             7,948,300  3,489,635      0.1%
*   Mitra International Resources Tbk PT                                  463,300      1,917      0.0%
*   Mitra Pinasthika Mustika Tbk PT                                       510,100     43,901      0.0%
    MNC Investama Tbk PT                                              154,302,900  4,277,620      0.1%
    MNC Sky Vision Tbk PT                                               1,540,200    242,423      0.0%
    Modern Internasional Tbk PT                                         4,017,800    240,859      0.0%
    Modernland Realty Tbk PT                                           59,404,400  2,444,251      0.1%
    Multipolar Tbk PT                                                  58,448,100  4,551,124      0.1%
    Multistrada Arah Sarana Tbk PT                                      6,875,500    236,082      0.0%
    Nippon Indosari Corpindo Tbk PT                                     9,403,200    965,181      0.0%
*   Nusantara Infrastructure Tbk PT                                    78,200,000  1,269,035      0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                                    1,844,300    139,151      0.0%
    Pakuwon Jati Tbk PT                                                24,111,100    897,889      0.0%
    Pan Brothers Tbk PT                                                17,232,100    663,208      0.0%
*   Panasia Indo Resources Tbk PT                                          79,000      2,608      0.0%
*   Panin Financial Tbk PT                                            109,840,300  2,428,660      0.1%
    Panin Sekuritas Tbk PT                                                 31,500     13,349      0.0%
*   Paninvest Tbk PT                                                    8,124,500    447,460      0.0%
    Pembangunan Perumahan Persero Tbk PT                               23,207,900  5,051,391      0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT              23,130,400  3,723,834      0.1%
    Petrosea Tbk PT                                                     3,520,500    309,093      0.0%
*   Polaris Investama Tbk PT                                            2,730,500    360,459      0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                        SHARES      VALUE++    OF NET ASSETS**
                                                                      ----------- ------------ ---------------
INDONESIA -- (Continued)
*   PT Texmaco Jaya Tbk                                                    93,000 $         --       0.0%
    Ramayana Lestari Sentosa Tbk PT                                    25,093,200    1,684,952       0.0%
    Resource Alam Indonesia Tbk PT                                      2,489,000      259,559       0.0%
    Salim Ivomas Pratama Tbk PT                                        22,921,000    1,468,919       0.0%
    Samindo Resources Tbk PT                                              475,750       20,086       0.0%
    Sampoerna Agro PT                                                   5,317,000      924,044       0.0%
    Selamat Sempurna Tbk PT                                             5,481,000    2,038,522       0.1%
    Semen Baturaja Persero Tbk PT                                      12,552,900      388,596       0.0%
*   Sentul City Tbk PT                                                216,989,600    1,600,234       0.0%
*   Sigmagold Inti Perkasa Tbk PT                                      12,930,500      502,943       0.0%
    Sinar Mas Agro Resources & Technology Tbk PT                        1,037,460      662,544       0.0%
    Sri Rejeki Isman Tbk PT                                            53,162,500      734,704       0.0%
*   Sugih Energy Tbk PT                                               116,941,500    4,081,484       0.1%
    Summarecon Agung Tbk PT                                            55,329,164    5,767,766       0.1%
*   Surabaya Agung Industri Pulp & Kertas Tbk PT                           64,500           --       0.0%
*   Surya Dumai Industri Tbk                                            3,298,500           --       0.0%
    Surya Semesta Internusa Tbk PT                                     30,722,000    1,930,548       0.1%
*   Suryainti Permata Tbk PT                                            7,252,000           --       0.0%
    Tempo Scan Pacific Tbk PT                                             528,000      124,612       0.0%
*   Tiga Pilar Sejahtera Food Tbk                                      15,893,000    2,881,054       0.1%
    Timah Persero Tbk PT                                               24,752,714    2,532,231       0.1%
*   Tiphone Mobile Indonesia Tbk PT                                    15,832,300    1,232,836       0.0%
    Total Bangun Persada Tbk PT                                        11,120,000      834,177       0.0%
*   Trada Maritime Tbk PT                                              12,248,113    1,402,427       0.0%
    Trias Sentosa Tbk PT                                               37,122,100    1,165,521       0.0%
*   Trimegah Securities Tbk PT                                          9,161,000       51,732       0.0%
*   Truba Alam Manunggal Engineering PT                                21,316,500       14,111       0.0%
    Tunas Baru Lampung Tbk PT                                          12,409,400      718,933       0.0%
    Tunas Ridean Tbk PT                                                13,838,000      710,106       0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT                        3,667,600    1,160,593       0.0%
    Unggul Indah Cahaya Tbk PT                                             48,239        7,643       0.0%
*   Visi Media Asia Tbk PT                                             34,771,100    1,320,899       0.0%
    Waskita Karya Persero Tbk PT                                       13,428,300    1,078,084       0.0%
    Wijaya Karya Persero Tbk PT                                        18,002,400    4,262,584       0.1%
    Wintermar Offshore Marine Tbk PT                                    2,432,057      231,414       0.0%
                                                                                  ------------       ---
TOTAL INDONESIA                                                                    167,649,231       3.4%
                                                                                  ------------       ---
ISRAEL -- (0.0%)
*   Knafaim Holdings, Ltd.                                                  7,307       11,979       0.0%
*   Metis Capital, Ltd.                                                       919           --       0.0%
                                                                                  ------------       ---
TOTAL ISRAEL                                                                            11,979       0.0%
                                                                                  ------------       ---
MALAYSIA -- (5.1%)
    A & M Realty Bhd                                                      264,200       91,636       0.0%
*   Adventa Bhd                                                             4,600        1,343       0.0%
    Aeon Co. M Bhd                                                      3,863,200    4,403,400       0.1%
#   Aeon Credit Service M Bhd                                              46,800      223,983       0.0%
#   Affin Holdings Bhd                                                  1,002,320      984,943       0.0%
*   Ahmad Zaki Resources Bhd                                              761,300      165,556       0.0%
#   Alam Maritim Resources Bhd                                          3,550,800    1,190,097       0.0%
    Allianz Malaysia Bhd                                                   59,200      232,250       0.0%
    Amcorp Properties Bhd                                                 449,300      127,777       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
MALAYSIA -- (Continued)
    Amway Malaysia Hldgs Bhd                                             399,300 $1,412,722      0.0%
    Ann Joo Resources Bhd                                              1,141,450    417,121      0.0%
*   Anson Perdana Bhd                                                     10,000         --      0.0%
    APM Automotive Holdings Bhd                                          256,900    437,288      0.0%
    Benalec Holdings Bhd                                               4,577,100  1,203,757      0.0%
    Berjaya Assets Bhd                                                   848,300    227,038      0.0%
    Berjaya Corp. Bhd                                                 20,740,900  3,216,083      0.1%
    Berjaya Land Bhd                                                   3,734,000    953,982      0.0%
    BIMB Holdings Bhd                                                  1,434,008  1,863,579      0.1%
    Bintulu Port Holdings Bhd                                             25,900     56,877      0.0%
    BLD Plantation Bhd                                                    21,400     51,863      0.0%
    Bonia Corp. Bhd                                                      857,800    297,100      0.0%
    Boustead Holdings Bhd                                                963,072  1,478,940      0.0%
    Boustead Plantations Bhd                                             199,900     92,352      0.0%
#   Bursa Malaysia Bhd                                                 3,632,100  8,938,671      0.2%
#   Cahya Mata Sarawak Bhd                                             3,237,000  4,265,907      0.1%
    Can-One Bhd                                                          497,700    367,779      0.0%
#   Carlsberg Brewery Malaysia Bhd Class B                             1,144,000  3,861,005      0.1%
    Carotech Bhd                                                         230,650        280      0.0%
#   CB Industrial Product Holding Bhd                                  2,697,240  1,976,016      0.1%
    Chin Teck Plantations Bhd                                             33,000     97,116      0.0%
#   Coastal Contracts Bhd                                              1,749,466  2,125,783      0.1%
    Crescendo Corp. Bhd                                                   64,200     54,673      0.0%
    CSC Steel Holdings Bhd                                               564,800    190,481      0.0%
#   Cypark Resources Bhd                                               1,493,300  1,180,464      0.0%
*   D&O Green Technologies Bhd                                           149,900     12,274      0.0%
    Daibochi Plastic & Packaging Industry Bhd                             46,200     60,126      0.0%
*   Datuk Keramik Holdings Bhd                                            24,000         --      0.0%
*   Daya Materials Bhd                                                15,996,000  1,194,060      0.0%
#   Dayang Enterprise Holdings Bhd                                     2,409,196  2,152,806      0.1%
    DKSH Holdings Malaysia Bhd                                           160,600    302,635      0.0%
    DRB-Hicom Bhd                                                      7,280,700  4,714,870      0.1%
    Dutch Lady Milk Industries Bhd                                       140,200  1,982,024      0.1%
    Eastern & Oriental Bhd                                             6,142,200  5,230,990      0.1%
*   ECM Libra Financial Group Bhd                                        367,466    112,863      0.0%
    Ekovest BHD                                                          125,600     43,537      0.0%
    Engtex Group Bhd                                                     451,700    266,593      0.0%
*   Evergreen Fibreboard Bhd                                             696,200    113,238      0.0%
    Eversendai Corp. Bhd                                               1,278,200    314,255      0.0%
    Faber Group Bhd                                                    1,767,200  1,743,048      0.1%
    FAR East Holdings Bhd                                                 61,500    151,498      0.0%
*   Fountain View Development Bhd                                        808,200         --      0.0%
    George Kent Malaysia BHD                                             389,066    171,807      0.0%
    Globetronics Technology Bhd                                        1,731,760  2,384,719      0.1%
    Glomac Bhd                                                         2,945,400    993,641      0.0%
*   Golden Plus Holding Bhd                                              216,000         --      0.0%
*   Goldis Bhd                                                           604,277    468,578      0.0%
*   Green Packet Bhd                                                   3,430,800    365,322      0.0%
*   Guan Chong Bhd                                                       212,100     70,897      0.0%
    Guinness Anchor Bhd                                                  877,000  3,450,746      0.1%
    GuocoLand Malaysia Bhd                                             1,499,800    716,817      0.0%
    Hai-O Enterprise Bhd                                                 722,380    568,859      0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
MALAYSIA -- (Continued)
#   HAP Seng Consolidated Bhd                                          3,730,840 $4,993,051       0.1%
    Hap Seng Plantations Holdings Bhd                                  1,686,900  1,328,078       0.0%
#   Hartalega Holdings Bhd                                             1,457,100  3,101,239       0.1%
    Hiap Teck Venture Bhd                                              1,386,900    312,366       0.0%
*   Ho Wah Genting Bhd                                                 1,947,000    106,268       0.0%
    Hock Seng LEE BHD                                                  1,309,416    779,436       0.0%
    Hong Leong Industries Bhd                                            605,900    881,437       0.0%
    Hovid Bhd                                                          2,894,200    347,705       0.0%
    Hua Yang Bhd                                                       1,360,000    958,859       0.0%
*   Hume Industries Bhd                                                  654,372    795,365       0.0%
    Hup Seng Industries Bhd                                              253,333     77,006       0.0%
    Hwang Capital Malaysia Bhd                                           476,900    279,745       0.0%
    I Bhd                                                                425,000     98,991       0.0%
    IGB Corp. Bhd                                                      5,809,555  5,087,927       0.1%
#   IJM Land Bhd                                                       3,270,200  3,417,969       0.1%
#   IJM Plantations Bhd                                                1,730,500  1,889,055       0.1%
#   Inari Amertron Bhd                                                   280,100    255,541       0.0%
    Inch Kenneth Kajang Rubber                                         1,045,300    258,754       0.0%
#   Insas Bhd                                                          4,478,281  1,498,830       0.0%
    Integrax Bhd                                                         191,900    126,652       0.0%
#   Iris Corp. Bhd                                                     9,726,800  1,050,491       0.0%
*   Iskandar Waterfront City Bhd                                       3,000,600  1,360,683       0.0%
*   JAKS Resources Bhd                                                 3,430,900    683,081       0.0%
#   Jaya Tiasa Holdings Bhd                                            2,723,627  1,756,868       0.1%
    JCY International Bhd                                              4,164,400    728,314       0.0%
*   K&N Kenanga Holdings Bhd                                           1,781,560    352,249       0.0%
*   Karambunai Corp. Bhd                                               4,654,100    120,522       0.0%
    Keck Seng Malaysia Bhd                                               828,150  1,523,933       0.0%
    Kian JOO CAN Factory Bhd                                           1,893,880  1,664,115       0.0%
    Kim Loong Resources Bhd                                              292,760    251,059       0.0%
    Kimlun Corp. Bhd                                                     813,900    346,402       0.0%
*   Kinsteel Bhd                                                         365,300     25,030       0.0%
    KLCCP Stapled Group                                                  874,200  1,828,372       0.1%
*   KNM Group Bhd                                                     11,072,950  2,709,317       0.1%
#   Kossan Rubber Industries                                           3,543,700  4,956,838       0.1%
#   KPJ Healthcare Bhd                                                 6,458,025  7,677,401       0.2%
*   Kretam Holdings Bhd                                                3,112,600    487,260       0.0%
*   KSL Holdings Bhd                                                   2,036,466  2,800,718       0.1%
*   KUB Malaysia Bhd                                                   1,353,500    207,944       0.0%
*   Kulim Malaysia Bhd                                                 2,845,300  2,956,518       0.1%
*   Kumpulan Europlus Bhd                                                684,400    218,584       0.0%
    Kumpulan Fima Bhd                                                    897,450    567,640       0.0%
    Kumpulan Perangsang Selangor Bhd                                   2,317,900  1,113,817       0.0%
    Kwantas Corp. Bhd                                                    390,200    237,341       0.0%
    Land & General Bhd                                                 7,240,100  1,255,407       0.0%
*   Landmarks Bhd                                                      1,577,800    580,800       0.0%
    LBS Bina Group Bhd                                                 2,206,100  1,107,061       0.0%
    Lingkaran Trans Kota Holdings Bhd                                    999,500  1,185,009       0.0%
    Lion Industries Corp. Bhd                                          3,189,100    591,333       0.0%
    LPI Capital Bhd                                                      110,680    614,445       0.0%
    Magnum Bhd                                                         3,785,200  3,440,839       0.1%
#   Mah Sing Group Bhd                                                 7,451,024  5,391,250       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
MALAYSIA -- (Continued)
    Malayan Flour Mills Bhd                                            1,707,450 $  971,271       0.0%
#   Malaysia Building Society Bhd                                        615,605    484,493       0.0%
#*  Malaysian Airline System Bhd                                      31,866,900  2,472,496       0.1%
    Malaysian Bulk Carriers Bhd                                        3,246,700  1,540,509       0.0%
    Malaysian Pacific Industries Bhd                                     562,313    902,785       0.0%
#   Malaysian Resources Corp. Bhd                                     10,516,349  5,052,368       0.1%
    Malton Bhd                                                           816,600    263,445       0.0%
*   Mancon Bhd                                                            12,000         --       0.0%
#   Matrix Concepts Holdings Bhd                                         312,900    285,579       0.0%
    MBM Resources Bhd                                                  1,277,396  1,111,015       0.0%
    Media Chinese International, Ltd.                                  3,632,300  1,027,131       0.0%
#   Media Prima Bhd                                                    6,973,103  4,155,355       0.1%
    Mega First Corp. Bhd                                                 472,600    372,301       0.0%
*   MEMS Technology Bhd                                                1,917,000         --       0.0%
    MHC Plantations Bhd                                                   22,300      7,319       0.0%
    MK Land Holdings BHD                                               3,560,800    514,577       0.0%
#   MKH Bhd                                                            1,490,390  1,521,983       0.0%
    MNRB Holdings Bhd                                                    778,600  1,044,464       0.0%
*   MPHB Capital Bhd                                                     549,700    402,893       0.0%
    Muda Holdings Bhd                                                    358,600    187,052       0.0%
#   Mudajaya Group Bhd                                                 1,826,566  1,155,102       0.0%
#   Muhibbah Engineering M Bhd                                         3,118,350  2,749,154       0.1%
#*  Mulpha International Bhd                                          12,935,100  1,672,013       0.1%
#   My EG Services Bhd                                                 2,910,000  3,556,338       0.1%
    Naim Holdings Bhd                                                  1,382,200  1,435,840       0.0%
    NCB Holdings Bhd                                                   1,147,200    840,538       0.0%
*   Nikko Electronics Bhd                                                 36,600         --       0.0%
    NTPM Holdings Bhd                                                    825,900    178,320       0.0%
    Oldtown Bhd                                                        1,836,550    994,176       0.0%
    Oriental Holdings Bhd                                                182,700    405,914       0.0%
#   OSK Holdings Bhd                                                   4,781,170  3,260,506       0.1%
    Pacific & Orient Bhd                                                 231,100     97,682       0.0%
#   Padini Holdings Bhd                                                3,437,000  1,923,416       0.1%
    Panasonic Manufacturing Malaysia Bhd                                 159,584    921,895       0.0%
*   Panglobal Bhd                                                         14,000         --       0.0%
    Pantech Group Holdings Bhd                                         1,693,600    501,284       0.0%
    Paramount Corp. Bhd                                                  387,625    176,859       0.0%
*   Parkson Holdings Bhd                                               3,428,027  2,627,645       0.1%
#*  Perdana Petroleum Bhd                                              4,471,740  2,202,574       0.1%
#*  Perisai Petroleum Teknologi Bhd                                    7,311,700  2,468,819       0.1%
    Pharmaniaga Bhd                                                      353,360    496,488       0.0%
    Pie Industrial Bhd                                                   174,720    355,883       0.0%
    PJ Development Holdings Bhd                                        2,618,500  1,250,475       0.0%
#   Pos Malaysia Bhd                                                   2,861,100  4,394,218       0.1%
    Power Root Bhd                                                       109,100     58,055       0.0%
    Press Metal Bhd                                                    1,298,300  2,611,341       0.1%
#   Prestariang Bhd                                                    2,107,600  1,089,631       0.0%
*   Prime Utilities Bhd                                                    3,000         --       0.0%
    Protasco Bhd                                                       1,508,300    702,190       0.0%
*   Puncak Niaga Holding Bhd                                           1,353,220  1,361,961       0.0%
#   QL Resources Bhd                                                   3,954,330  4,137,289       0.1%
    RCE Capital Bhd                                                    1,535,850    156,469       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
MALAYSIA -- (Continued)
*   Rimbunan Sawit Bhd                                                 3,389,100 $  685,612       0.0%
    Salcon Bhd                                                         5,027,500  1,131,488       0.0%
    Sarawak Oil Palms Bhd                                                471,360    824,161       0.0%
    Sarawak Plantation Bhd                                               106,600     76,825       0.0%
    Scientex Bhd                                                         525,862  1,143,306       0.0%
*   Scomi Energy Services Bhd                                          3,824,700    878,535       0.0%
#*  Scomi Group Bhd                                                   10,047,900  1,066,582       0.0%
*   Seal, Inc. BHD                                                       913,200    280,755       0.0%
    SEG International Bhd                                                 85,100     37,823       0.0%
    Selangor Dredging Bhd                                              1,118,200    370,541       0.0%
    Selangor Properties Bhd                                              180,800    322,336       0.0%
    Shangri-La Hotels Malaysia Bhd                                       365,900    784,388       0.0%
*   Shell Refining Co. Federation of Malaya Bhd                           30,000     52,373       0.0%
*   Shin Yang Shipping Corp. Bhd                                          40,000      6,148       0.0%
    SHL Consolidated Bhd                                                 277,400    291,889       0.0%
    Southern Acids Malaysia Bhd                                           41,000     56,842       0.0%
#   Star Publications Malaysia Bhd                                     1,633,100  1,280,959       0.0%
    Subur Tiasa Holdings Bhd                                             140,075     91,471       0.0%
    Sunway Bhd                                                         4,652,260  4,881,423       0.1%
#   Supermax Corp. Bhd                                                 5,402,500  3,829,388       0.1%
    Suria Capital Holdings Bhd                                           715,500    565,938       0.0%
    Syarikat Takaful Malaysia Bhd                                        454,100  1,642,995       0.0%
    Symphony Life Bhd                                                  1,071,526    342,451       0.0%
    Ta Ann Holdings Bhd                                                1,150,508  1,346,719       0.0%
    TA Enterprise Bhd                                                  9,078,000  2,402,349       0.1%
    TA Global Bhd                                                      9,407,440  1,001,783       0.0%
    TAHPS Group Bhd                                                        4,000      9,607       0.0%
*   Talam Transform Bhd                                                5,106,500    163,360       0.0%
    Taliworks Corp. Bhd                                                  120,700     72,668       0.0%
    Tambun Indah Land Bhd                                              1,291,400    966,254       0.0%
#   TAN Chong Motor Holdings Bhd                                       1,992,000  2,507,219       0.1%
*   Tanjung Offshore Bhd                                               2,906,700    404,694       0.0%
    Tasek Corp. Bhd                                                       75,900    385,110       0.0%
#   TDM Bhd                                                            6,981,400  1,964,231       0.1%
#*  TH Heavy Engineering Bhd                                           6,433,100  1,248,938       0.0%
    TH Plantations Bhd                                                 1,665,860    856,370       0.0%
#*  Time dotCom Bhd                                                    1,821,888  2,868,966       0.1%
    Tiong NAM Logistics Holdings                                       1,927,200    650,658       0.0%
#   Top Glove Corp. Bhd                                                3,212,160  4,778,793       0.1%
#   Tropicana Corp. Bhd                                                4,108,800  1,636,560       0.0%
#   TSH Resources Bhd                                                  3,704,100  2,680,245       0.1%
#   Tune Ins Holdings Bhd                                              1,108,200    731,384       0.0%
    Uchi Technologies Bhd                                              1,476,400    633,178       0.0%
    Unisem M Bhd                                                       4,669,690  2,399,236       0.1%
    United Malacca Bhd                                                   396,150    821,642       0.0%
    United Plantations Bhd                                               484,400  3,770,868       0.1%
    United U-Li Corp. BHD                                                257,900    135,019       0.0%
#   UOA Development Bhd                                                3,211,900  2,068,638       0.1%
#*  Uzma Bhd                                                             610,200    640,380       0.0%
    VS Industry Bhd                                                      762,026    574,930       0.0%
    Wah Seong Corp. Bhd                                                2,471,638  1,246,456       0.0%
#   WCT Holdings Bhd                                                   6,637,861  4,383,894       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                      --------- ------------ ---------------
MALAYSIA -- (Continued)
    Wellcall Holdings Bhd                                               293,600 $    145,565       0.0%
    Wing Tai Malaysia Bhd                                               724,500      440,385       0.0%
    WTK Holdings Bhd                                                  3,019,100    1,138,829       0.0%
#   Yinson Holdings BHD                                               2,891,600    2,558,920       0.1%
    YNH Property Bhd                                                  2,159,885    1,359,057       0.0%
    YTL E-Solutions Bhd                                               3,485,600      630,735       0.0%
*   YTL Land & Development Bhd                                        1,352,200      376,237       0.0%
    Zhulian Corp. Bhd                                                 1,171,233      762,890       0.0%
                                                                                ------------       ---
TOTAL MALAYSIA                                                                   283,665,087       5.8%
                                                                                ------------       ---
MEXICO -- (4.3%)
#   Alpek S.A.B. de C.V.                                              1,145,410    2,015,870       0.0%
#*  Alsea S.A.B. de C.V.                                              4,466,994   14,001,806       0.3%
    Arca Continental S.A.B. de C.V.                                     408,956    2,632,989       0.1%
#*  Axtel S.A.B. de C.V.                                              8,265,993    2,203,651       0.1%
#   Banregio Grupo Financiero S.A.B. de C.V.                          1,587,291    9,194,000       0.2%
*   Bio Pappel S.A.B. de C.V.                                           547,937    1,086,414       0.0%
#   Bolsa Mexicana de Valores S.A.B. de C.V.                          3,784,064    7,955,210       0.2%
#   Cia Minera Autlan S.A.B. de C.V. Series B                           885,151      998,455       0.0%
#   Compartamos S.A.B. de C.V.                                        3,957,362    8,816,178       0.2%
#*  Consorcio ARA S.A.B. de C.V. Series *                             7,488,137    3,414,251       0.1%
    Controladora Comercial Mexicana S.A.B. de C.V.                      327,677    1,296,230       0.0%
    Corp. Actinver S.A.B. de C.V.                                       161,282      195,940       0.0%
#*  Corp. GEO S.A.B. de C.V. Series B                                 3,194,830       24,360       0.0%
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                           2,629,182    5,779,173       0.1%
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B      960,372      638,287       0.0%
*   Corp. Mexicana de Restaurantes S.A.B. de C.V.                         1,323          540       0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *                             861,300    2,892,267       0.1%
    Corporativo Fragua S.A.B. de C.V.                                         3           54       0.0%
*   Corporativo GBM S.A.B. de C.V.                                       22,477       26,289       0.0%
    Cydsa S.A.B. de C.V.                                                  3,875        9,493       0.0%
#*  Desarrolladora Homex S.A.B. de C.V.                                 781,820      130,303       0.0%
*   Empaques Ponderosa S.A. de C.V.                                     206,000           --       0.0%
#*  Empresas ICA S.A.B. de C.V.                                       3,558,526    6,328,911       0.1%
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR                           776,820    5,538,727       0.1%
*   Financiera Independencia S.A.B. de C.V.                             199,935      103,187       0.0%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B                  7,354,004   18,627,686       0.4%
#*  Gruma S.A.B. de C.V. Class B                                      1,606,949   17,652,722       0.4%
*   Gruma S.A.B. de C.V. Sponsored ADR                                   31,770    1,397,245       0.0%
#*  Grupo Aeromexico S.A.B. de C.V.                                   1,575,626    2,465,307       0.1%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.               1,896,020    9,405,301       0.2%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR               3,642      144,223       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                  74,739    5,093,463       0.1%
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B           2,116,469   14,454,778       0.3%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                  100,208   13,496,013       0.3%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B              724,790    9,771,512       0.2%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                          822,000    2,135,842       0.0%
#   Grupo Comercial Chedraui S.A. de C.V.                             1,876,709    6,508,294       0.1%
#*  Grupo Famsa S.A.B. de C.V. Class A                                1,682,548    1,749,238       0.0%
    Grupo Financiero Interacciones S.A. de C.V.                         335,784    2,742,127       0.1%
#   Grupo Herdez S.A.B. de C.V. Series *                              1,190,783    3,059,582       0.1%
    Grupo Industrial Maseca S.A.B. de C.V. Class B                      592,181      923,479       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                      ---------- ------------ ---------------
MEXICO -- (Continued)
    Grupo Industrial Saltillo S.A.B. de C.V.                             244,931 $    618,227       0.0%
    Grupo KUO S.A.B. de C.V. Series B                                    708,433    1,547,202       0.0%
#*  Grupo Pochteca S.A.B. de C.V.                                        547,728      603,604       0.0%
*   Grupo Posadas S.A.B. de C.V.                                         198,900      347,101       0.0%
*   Grupo Qumma S.A. de C.V. Series B                                    105,334           --       0.0%
#   Grupo Sanborns S.A.B. de C.V.                                        225,221      359,584       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B                                  960,646    4,236,009       0.1%
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR                               5,180       67,185       0.0%
#*  Grupo Sports World S.A.B. de C.V.                                    384,528      728,151       0.0%
    Industrias Bachoco S.A.B. de C.V. ADR                                 23,558    1,440,572       0.0%
#   Industrias Bachoco S.A.B. de C.V. Series B                           713,845    3,629,590       0.1%
#*  Industrias CH S.A.B. de C.V. Series B                              1,696,510    9,294,979       0.2%
#*  Inmuebles Carso S.A.B. de C.V.                                       340,447      372,902       0.0%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                           4,234,853      754,750       0.0%
    Megacable Holdings S.A.B. de C.V.                                    797,354    3,650,968       0.1%
*   Minera Frisco S.A.B. de C.V.                                          45,547       80,499       0.0%
#   Organizacion Cultiba S.A.B. de C.V.                                  954,940    1,506,914       0.0%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.            1,454,679   20,065,469       0.4%
#   Qualitas Controladora S.A.B. de C.V.                                 507,002    1,317,744       0.0%
*   Sanluis Corp. S.A.B. de C.V.(2385783)                                  4,642           --       0.0%
*   Sanluis Corp. S.A.B. de C.V.(B0507N6)                                 90,235      319,629       0.0%
*   Sanluis Corp. S.A.B. de C.V. Class B                                   4,642           --       0.0%
*   Sanluis Rassini S.A.P.I. de C.V. Series A                              3,300           --       0.0%
*   Savia SA Class A                                                     610,700           --       0.0%
#   TV Azteca S.A.B. de C.V.                                           8,731,190    4,564,565       0.1%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.                            2,371,991          712       0.0%
#*  Vitro S.A.B. de C.V. Series A                                        791,268    2,030,723       0.0%
                                                                                 ------------       ---
TOTAL MEXICO                                                                      242,446,476       4.9%
                                                                                 ------------       ---
PHILIPPINES -- (1.3%)
    A Soriano Corp.                                                    3,430,211      538,314       0.0%
    Alsons Consolidated Resources, Inc.                                8,261,000      357,211       0.0%
    Atlas Consolidated Mining & Development                            4,970,900    1,327,478       0.0%
    Belle Corp.                                                       32,827,700    3,830,207       0.1%
    Cebu Air, Inc.                                                     1,363,330    2,233,475       0.1%
    Cebu Holdings, Inc.                                                3,291,900      378,151       0.0%
    Century Properties Group, Inc.                                    24,686,722      594,745       0.0%
    China Banking Corp.                                                  972,061    1,063,559       0.0%
    COL Financial Group, Inc.                                            130,900       42,335       0.0%
    Cosco Capital, Inc.                                                  567,300       98,714       0.0%
    D&L Industries, Inc.                                               8,726,700    2,662,246       0.1%
*   East West Banking Corp.                                              898,500      518,623       0.0%
    EEI Corp.                                                          3,567,700      889,510       0.0%
*   Empire East Land Holdings, Inc.                                   20,479,000      401,556       0.0%
    Energy Development Corp.                                           1,254,800      215,261       0.0%
    Filinvest Development Corp.                                        3,314,322      335,308       0.0%
    Filinvest Land, Inc.                                              97,563,577    3,349,758       0.1%
    First Gen Corp.                                                   10,673,100    6,156,272       0.1%
    First Philippine Holdings Corp.                                    2,105,270    4,080,310       0.1%
    Leisure & Resorts World Corp.                                      2,750,840      588,221       0.0%
*   Lepanto Consolidated Mining Co.                                   38,640,000      284,431       0.0%
    Lopez Holdings Corp.                                              15,513,300    2,298,452       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    Manila Water Co., Inc.                                             7,136,500 $ 4,592,800       0.1%
*   Megawide Construction Corp.                                        2,050,531     407,172       0.0%
    Megaworld Corp.                                                    5,477,300     605,299       0.0%
*   Metro Pacific Corp. Series A                                       1,827,193          --       0.0%
    Metro Pacific Investments Corp.                                      380,500      43,060       0.0%
*   Pepsi-Cola Products Philippines, Inc.                             10,979,900   1,142,846       0.0%
    Petron Corp.                                                       2,741,200     721,313       0.0%
*   Philex Petroleum Corp.                                               287,100      41,234       0.0%
*   Philippine Bank of Communications                                     14,726      12,491       0.0%
*   Philippine National Bank                                           1,575,305   2,966,449       0.1%
*   Philippine National Construction Corp.                               173,000       3,543       0.0%
    Philippine Savings Bank                                              356,863     893,003       0.0%
    Philippine Stock Exchange, Inc. (The)                                113,232     732,845       0.0%
*   Philippine Townships, Inc.                                           318,732          --       0.0%
*   Philtown Properties, Inc.                                            111,562          --       0.0%
    Philweb Corp.                                                      3,070,740     363,478       0.0%
    Phinma Corp.                                                         135,549      31,160       0.0%
    Phoenix Petroleum Philippines, Inc.                                  892,880      81,130       0.0%
    Puregold Price Club, Inc.                                          2,443,000   1,884,455       0.0%
    RFM Corp.                                                          8,845,668     983,377       0.0%
    Rizal Commercial Banking Corp.                                     2,713,620   3,205,830       0.1%
    Robinsons Land Corp.                                              12,110,305   6,624,744       0.1%
    San Miguel Pure Foods Co., Inc.                                       83,210     427,458       0.0%
    Security Bank Corp.                                                1,547,208   4,954,794       0.1%
    Semirara Mining and Power Corp.                                    1,034,800   2,790,963       0.1%
    Shang Properties, Inc.                                                63,970       4,647       0.0%
    Trans-Asia Oil & Energy Development Corp.                         13,406,000     717,488       0.0%
    Union Bank of the Philippines                                        743,260   1,949,115       0.1%
*   Universal Rightfield Property Holdings, Inc.                       1,062,000          --       0.0%
    Universal Robina Corp.                                               434,245   1,798,734       0.0%
*   Victorias Milling Co., Inc.                                          231,600      24,578       0.0%
    Vista Land & Lifescapes, Inc.                                     33,060,800   4,531,239       0.1%
                                                                                 -----------       ---
TOTAL PHILIPPINES                                                                 74,779,382       1.5%
                                                                                 -----------       ---
POLAND -- (1.8%)
    ABC Data SA                                                          129,926     147,718       0.0%
    Action SA                                                             19,311     266,687       0.0%
*   Agora SA                                                             260,754     622,631       0.0%
*   Alchemia SA                                                          295,903     440,297       0.0%
*   Alior Bank SA                                                         40,066     890,605       0.0%
#   Amica Wronki SA                                                       12,959     413,423       0.0%
*   AmRest Holdings SE                                                    58,462   1,545,644       0.1%
    Apator SA                                                             54,682     609,081       0.0%
    Asseco Poland SA                                                     656,782   9,749,693       0.2%
    ATM SA                                                                64,541     222,993       0.0%
*   Bioton SA                                                            488,557     609,543       0.0%
*   Boryszew SA                                                        1,238,906   2,355,279       0.1%
    Budimex SA                                                           106,377   4,246,709       0.1%
    CCC SA                                                               129,831   4,979,358       0.1%
#*  CD Projekt SA                                                        727,757   3,610,543       0.1%
    Ciech SA                                                             295,749   3,570,436       0.1%
    ComArch SA                                                             2,740      77,614       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
POLAND -- (Continued)
    Dom Development SA                                                    4,673 $   62,701       0.0%
    Eko Export SA                                                        46,236    406,059       0.0%
    Elektrobudowa SA                                                      8,568    197,959       0.0%
    Emperia Holding SA                                                   82,621  1,179,815       0.0%
    Eurocash SA                                                         199,667  1,963,046       0.1%
    Fabryki Mebli Forte SA                                              106,283  1,798,206       0.1%
    Famur SA                                                            350,412    345,548       0.0%
*   Farmacol SA                                                          50,868    768,090       0.0%
    Firma Oponiarska Debica SA                                           29,862    961,194       0.0%
#*  Getin Holding SA                                                  2,582,004  1,871,333       0.1%
*   Getin Noble Bank SA                                                 309,777    239,372       0.0%
*   Global City Holdings NV                                              53,690    619,617       0.0%
    Grupa Azoty SA                                                       98,081  1,826,059       0.1%
    Grupa Azoty Zaklady Chemiczne Police SA                              76,751    493,589       0.0%
    Grupa Kety SA                                                        52,232  4,315,203       0.1%
*   Grupa Lotos SA                                                      645,490  4,986,549       0.1%
*   Hawe SA                                                             846,548    591,375       0.0%
*   Impexmetal SA                                                       925,041    741,610       0.0%
#*  Integer.pl SA                                                        17,419  1,035,754       0.0%
    Inter Cars SA                                                        23,846  1,444,793       0.0%
#*  Jastrzebska Spolka Weglowa SA                                       157,382  1,352,479       0.0%
*   Kernel Holding SA                                                   321,429  2,538,559       0.1%
*   Kopex SA                                                            214,308    725,582       0.0%
*   KRUK SA                                                              40,424  1,293,535       0.0%
*   LC Corp. SA                                                         192,664    103,512       0.0%
    Lentex SA                                                           203,837    513,571       0.0%
    LPP SA                                                                  689  2,056,901       0.1%
    Lubelski Wegiel Bogdanka SA                                         274,756  9,120,473       0.2%
*   MCI Management SA                                                   225,220    674,590       0.0%
#*  Midas SA                                                          2,169,441    392,380       0.0%
*   Mostostal Zabrze SA                                                 453,910    302,023       0.0%
    Netia SA                                                          2,145,858  3,548,221       0.1%
    Neuca SA                                                             16,095  1,062,586       0.0%
    Orbis SA                                                            132,247  1,442,274       0.0%
    Pelion SA                                                            47,515  1,023,629       0.0%
*   Pfleiderer Grajewo SA                                                26,312    244,227       0.0%
*   Polimex-Mostostal SA                                              3,287,314     88,113       0.0%
*   Polnord SA                                                          227,279    494,849       0.0%
*   Polski Koncern Miesny Duda SA                                       161,488    338,287       0.0%
*   Rafako SA                                                           320,028    487,666       0.0%
*   Rovese SA                                                         2,276,863    993,055       0.0%
*   Stalexport Autostrady SA                                            282,703    230,861       0.0%
    Stalprodukt SA                                                        9,034    738,064       0.0%
*   Sygnity SA                                                           54,489    267,678       0.0%
#   Synthos SA                                                          950,811  1,181,584       0.0%
#*  Trakcja SA                                                        2,364,349    780,400       0.0%
*   TVN SA                                                            1,351,909  6,063,227       0.1%
*   Vistula Group SA                                                    905,469    456,824       0.0%
    Warsaw Stock Exchange                                               171,071  2,236,688       0.1%
    Wawel SA                                                                646    176,616       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                      --------- ------------ ---------------
POLAND -- (Continued)
    Zespol Elektrowni Patnow Adamow Konin SA                             47,291 $    442,525       0.0%
                                                                                ------------       ---
TOTAL POLAND                                                                     101,577,105       2.1%
                                                                                ------------       ---
SOUTH AFRICA -- (7.3%)
#*  Adcock Ingram Holdings, Ltd.                                        945,633    4,239,474       0.1%
    Adcorp Holdings, Ltd.                                               638,727    1,969,285       0.0%
    Advtech, Ltd.                                                     2,067,028    1,545,615       0.0%
    Aeci, Ltd.                                                          874,500    9,805,655       0.2%
#   African Bank Investments, Ltd.                                    5,287,877      148,620       0.0%
    African Oxygen, Ltd.                                                853,971    1,501,729       0.0%
    Allied Electronics Corp., Ltd.                                      194,270      365,611       0.0%
*   ArcelorMittal South Africa, Ltd.                                  1,256,981    3,722,625       0.1%
#   Astral Foods, Ltd.                                                  336,669    4,628,437       0.1%
#*  Aveng, Ltd.                                                       3,738,805    6,872,954       0.1%
    AVI, Ltd.                                                         2,864,947   18,683,109       0.4%
    Barloworld, Ltd.                                                  1,322,234   11,486,919       0.2%
*   Basil Read Holdings, Ltd.                                           325,585      144,523       0.0%
*   Bell Equipment, Ltd.                                                 62,283       77,235       0.0%
    Blue Label Telecoms, Ltd.                                         3,010,829    2,661,811       0.1%
*   Brait SE                                                            490,067    3,683,677       0.1%
    Business Connexion Group, Ltd.                                    1,486,408      859,724       0.0%
#   Capitec Bank Holdings, Ltd.                                         238,749    6,303,351       0.1%
    Cashbuild, Ltd.                                                     181,247    2,550,095       0.1%
    Caxton and CTP Publishers and Printers, Ltd.                        305,099      411,985       0.0%
    City Lodge Hotels, Ltd.                                             271,241    3,024,270       0.1%
#   Clicks Group, Ltd.                                                2,503,733   17,074,770       0.4%
    Clover Industries, Ltd.                                             876,952    1,569,646       0.0%
*   Consolidated Infrastructure Group, Ltd.                             369,409    1,069,714       0.0%
    Coronation Fund Managers, Ltd.                                    1,346,747   11,660,676       0.2%
*   Corpgro, Ltd.                                                       241,136           --       0.0%
    Cullinan Holdings, Ltd.                                             197,115       40,212       0.0%
    Datacentrix Holdings, Ltd.                                          641,400      226,164       0.0%
    DataTec, Ltd.                                                     1,594,491    8,026,779       0.2%
    Distell Group, Ltd.                                                 234,978    2,842,411       0.1%
    Distribution and Warehousing Network, Ltd.                          258,997      173,876       0.0%
    DRDGOLD, Ltd.                                                     2,796,971      778,292       0.0%
    EOH Holdings, Ltd.                                                  815,234    7,955,474       0.2%
*   Eqstra Holdings, Ltd.                                             1,879,251      882,569       0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.                             113,631       41,619       0.0%
#   Famous Brands, Ltd.                                                 482,507    4,747,058       0.1%
#   Foschini Group, Ltd. (The)                                        1,278,900   14,457,346       0.3%
    Grand Parade Investments, Ltd.                                    2,269,420    1,463,629       0.0%
    Grindrod, Ltd.                                                    3,782,084    7,754,224       0.2%
    Group Five, Ltd.                                                    928,791    3,176,658       0.1%
*   Harmony Gold Mining Co., Ltd.                                       601,700      971,981       0.0%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR                       2,826,385    4,578,744       0.1%
    Holdsport, Ltd.                                                     107,084      442,416       0.0%
*   Howden Africa Holdings, Ltd.                                          9,069       34,618       0.0%
    Hudaco Industries, Ltd.                                             229,223    2,014,804       0.0%
*   Hulamin, Ltd.                                                       808,759      500,602       0.0%
    Iliad Africa, Ltd.                                                  233,033      145,854       0.0%
    Illovo Sugar, Ltd.                                                1,768,890    4,237,662       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                      --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Invicta Holdings, Ltd.                                              116,323 $  1,068,458       0.0%
*   JCI, Ltd.                                                         3,131,151           --       0.0%
#*  JD Group, Ltd.                                                    1,277,054    2,857,222       0.1%
    JSE, Ltd.                                                           715,512    6,966,675       0.1%
    KAP Industrial Holdings, Ltd.                                     2,542,018    1,030,676       0.0%
#   Lewis Group, Ltd.                                                   970,759    5,844,320       0.1%
    Massmart Holdings, Ltd.                                              53,721      580,739       0.0%
    Merafe Resources, Ltd.                                            9,455,242      874,318       0.0%
    Metair Investments, Ltd.                                            958,518    3,259,725       0.1%
    Mpact, Ltd.                                                       1,292,778    4,169,798       0.1%
    Murray & Roberts Holdings, Ltd.                                   3,362,776    6,907,898       0.1%
    Mustek, Ltd.                                                        740,975      524,760       0.0%
    Nampak, Ltd.                                                      2,719,764   11,091,128       0.2%
*   Northam Platinum, Ltd.                                            2,703,360    8,353,799       0.2%
    Nu-World Holdings, Ltd.                                              28,894       70,786       0.0%
    Oceana Group, Ltd.                                                  369,193    2,543,232       0.1%
    Octodec Investments, Ltd.                                            15,312       31,722       0.0%
    Omnia Holdings, Ltd.                                                586,831   11,713,180       0.2%
    Peregrine Holdings, Ltd.                                          1,120,797    2,337,657       0.1%
    Petmin, Ltd.                                                      1,215,428      181,891       0.0%
#   Pick n Pay Stores, Ltd.                                           1,270,977    6,147,059       0.1%
    Pinnacle Holdings, Ltd.                                           1,141,564    1,259,762       0.0%
    Pioneer Foods, Ltd.                                                 738,246    7,965,567       0.2%
    PPC, Ltd.                                                         4,672,984   12,536,595       0.3%
#   PSG Group, Ltd.                                                     804,926    8,397,414       0.2%
*   Quantum Foods Holdings                                              714,130      197,475       0.0%
    Raubex Group, Ltd.                                                  980,209    1,979,583       0.0%
    RCL Foods, Ltd.                                                     490,053      709,670       0.0%
    Resilient Property Income Fund, Ltd.                                225,124    1,663,057       0.0%
#   Reunert, Ltd.                                                     1,480,382    7,813,220       0.2%
*   Royal Bafokeng Platinum, Ltd.                                       441,740    2,343,953       0.1%
    Santam, Ltd.                                                        123,232    2,284,040       0.0%
*   Sappi, Ltd.                                                       4,863,405   19,262,207       0.4%
    Sibanye Gold, Ltd.                                                4,294,147    8,090,957       0.2%
    Sibanye Gold, Ltd. Sponsored ADR                                    611,009    4,490,916       0.1%
#   Spar Group, Ltd. (The)                                            1,304,149   15,258,631       0.3%
    Spur Corp., Ltd.                                                    580,548    1,640,521       0.0%
*   Stefanutti Stocks Holdings, Ltd.                                    524,569      318,457       0.0%
    Sun International, Ltd.                                             901,369   10,096,536       0.2%
*   Super Group, Ltd.                                                 2,673,574    7,655,591       0.2%
*   Telkom SA SOC, Ltd.                                               2,411,246   12,813,649       0.3%
    Times Media Group, Ltd.                                              82,884      146,629       0.0%
    Tongaat Hulett, Ltd.                                                819,141   10,808,964       0.2%
    Trencor, Ltd.                                                     1,033,773    6,234,479       0.1%
    Truworths International, Ltd.                                        56,331      386,054       0.0%
    Tsogo Sun Holdings, Ltd.                                             72,564      182,158       0.0%
    Value Group, Ltd.                                                   363,719      144,834       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                                     447,982    5,279,619       0.1%
    Zeder Investments, Ltd.                                           4,089,733    2,151,771       0.0%
                                                                                ------------       ---
TOTAL SOUTH AFRICA                                                               410,221,854       8.3%
                                                                                ------------       ---

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (12.7%)
#*  3S Korea Co., Ltd.                                                 15,208 $   41,731       0.0%
#   Able C&C Co., Ltd.                                                 55,911  1,198,943       0.0%
#*  Actoz Soft Co., Ltd.                                               29,003    856,979       0.0%
#*  Advanced Process Systems Corp.                                    112,505    701,900       0.0%
#   Aekyung Petrochemical Co., Ltd.                                     6,167    423,598       0.0%
#   AfreecaTV Co., Ltd.                                                55,144  1,513,447       0.0%
#   Agabang&Company                                                   143,268  1,107,994       0.0%
    Ahn-Gook Pharmaceutical Co., Ltd.                                  25,660    356,108       0.0%
#   Ahnlab, Inc.                                                        5,838    197,411       0.0%
#*  AJ Rent A Car Co., Ltd.                                            76,565  1,215,365       0.0%
#   AK Holdings, Inc.                                                  14,568    970,756       0.0%
#*  Aminologics Co., Ltd.                                              36,345     41,260       0.0%
#*  Amotech Co., Ltd.                                                  45,129    373,254       0.0%
*   Anam Electronics Co., Ltd.                                        112,430     80,762       0.0%
#   Anapass, Inc.                                                      42,039    427,175       0.0%
#   Asia Cement Co., Ltd.                                               9,994  1,018,755       0.0%
#   ASIA Holdings Co., Ltd.                                             5,611    778,798       0.0%
#   Asia Paper Manufacturing Co., Ltd.                                 28,021    776,030       0.0%
*   Asiana Airlines, Inc.                                             595,701  2,238,357       0.1%
    AtlasBX Co., Ltd.                                                  38,736  1,413,643       0.0%
*   AUK Corp.                                                         199,140    299,919       0.0%
#   Autech Corp.                                                       52,319    299,040       0.0%
*   Avaco Co., Ltd.                                                    44,746    150,625       0.0%
#   Baiksan Co., Ltd.                                                  58,310    248,186       0.0%
#   Basic House Co., Ltd. (The)                                        37,960    680,084       0.0%
#*  BH Co., Ltd.                                                       71,979    419,970       0.0%
#   BHI Co., Ltd.                                                      26,142    327,972       0.0%
#   Binggrae Co., Ltd.                                                 26,617  2,059,465       0.1%
#   Bioland, Ltd.                                                      45,866  1,052,526       0.0%
#*  Biotoxtech Co., Ltd.                                                4,621     13,330       0.0%
#   Bluecom Co., Ltd.                                                  48,205    536,067       0.0%
*   Bongshin Co., Ltd.                                                      2         --       0.0%
    Bookook Securities Co., Ltd.                                        7,410    103,128       0.0%
#*  Boryung Medience Co., Ltd.                                         28,638    272,106       0.0%
#   Boryung Pharmaceutical Co., Ltd.                                   23,013    902,516       0.0%
    Bukwang Pharmaceutical Co., Ltd.                                   81,519  1,517,888       0.0%
    BYC Co., Ltd.                                                         710    188,677       0.0%
#   Byucksan Corp.                                                    181,908  1,079,971       0.0%
#   CammSys Corp.                                                     176,838    253,678       0.0%
#*  Capro Corp.                                                       153,464    404,367       0.0%
#*  Celltrion Pharm, Inc.                                              62,265    544,067       0.0%
#*  Chabiotech Co., Ltd.                                              151,362  2,082,826       0.1%
*   Chadiostech Co., Ltd.                                              57,058    146,921       0.0%
#*  Charm Engineering Co., Ltd.                                        42,800     54,505       0.0%
#   Chemtronics Co., Ltd.                                              42,261    324,453       0.0%
#*  Chin Hung International, Inc.                                     116,265    149,762       0.0%
#*  China Great Star International, Ltd.                              313,956    683,678       0.0%
#*  China Ocean Resources Co., Ltd.                                   457,275    567,787       0.0%
#*  Choa Pharmaceutical Co.                                            53,419    188,517       0.0%
    Chokwang Paint, Ltd.                                               41,364    332,570       0.0%
    Chong Kun Dang Pharmaceutical Corp.                                34,126  2,271,818       0.1%
    Chongkundang Holdings Corp.                                        16,130  1,188,356       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Choong Ang Vaccine Laboratory                                      20,890 $  343,393       0.0%
    Chosun Refractories Co., Ltd.                                       4,389    546,410       0.0%
#   Chungdahm Learning, Inc.                                           17,619    203,411       0.0%
#   CJ CGV Co., Ltd.                                                   63,320  3,105,164       0.1%
*   CJ E&M Corp.                                                       97,431  3,051,191       0.1%
*   CJ Freshway Corp.                                                  12,400    539,576       0.0%
#*  CJ Korea Express Co., Ltd.                                         16,826  3,039,026       0.1%
    CJ O Shopping Co., Ltd.                                             8,514  2,091,111       0.1%
#*  CJ Seafood Corp.                                                   91,710    219,723       0.0%
#   CKD Bio Corp.                                                      22,282    497,299       0.0%
#*  CNK International Co., Ltd.                                        59,774     96,479       0.0%
#*  Com2uSCorp                                                         16,817  3,061,524       0.1%
#   Cosmax BTI, Inc.                                                   90,252  4,309,212       0.1%
#*  CosmoAM&T Co., Ltd.                                                51,209    157,910       0.0%
#*  Cosmochemical Co., Ltd.                                            52,090    248,883       0.0%
#   Credu Corp.                                                        11,472    775,561       0.0%
#   Crown Confectionery Co., Ltd.                                       3,241    565,577       0.0%
#*  CTC BIO, Inc.                                                      67,304    878,971       0.0%
#*  CUROCOM Co., Ltd.                                                 182,360    200,367       0.0%
#*  D.I Corp.                                                          87,180    625,103       0.0%
#*  D.ID Corp.                                                         68,169    103,748       0.0%
    Dae Dong Industrial Co., Ltd.                                      59,724    579,494       0.0%
    Dae Han Flour Mills Co., Ltd.                                       6,486  1,201,859       0.0%
#   Dae Hyun Co., Ltd.                                                108,890    312,236       0.0%
    Dae Won Kang Up Co., Ltd.                                         115,802    695,025       0.0%
#*  Dae Young Packaging Co., Ltd.                                     355,967    296,981       0.0%
#   Dae-Il Corp.                                                       75,338    460,269       0.0%
#*  Daea TI Co., Ltd.                                                 327,849    461,919       0.0%
#*  Daechang Co., Ltd.                                                319,448    240,034       0.0%
    Daechang Forging Co., Ltd.                                          1,367     59,471       0.0%
#   Daeduck Electronics Co.                                           182,896  1,549,123       0.1%
#   Daeduck GDS Co., Ltd.                                              94,712    940,097       0.0%
    Daegu Department Store                                             27,282    389,904       0.0%
#*  Daehan New Pharm Co., Ltd.                                         27,066    465,063       0.0%
    Daehan Steel Co., Ltd.                                             79,022    459,023       0.0%
*   Daeho International Corp.                                             543         --       0.0%
    Daehwa Pharmaceutical Co., Ltd.                                    63,319    514,301       0.0%
    Daekyo Co., Ltd.                                                   72,780    506,969       0.0%
#*  Daekyung Machinery & Engineering Co., Ltd.                        139,260    234,875       0.0%
#   Daesang Corp.                                                     116,870  4,539,700       0.1%
#   Daesang Holdings Co., Ltd.                                         68,612  1,337,755       0.0%
    Daesung Holdings Co., Ltd.                                         25,502    293,566       0.0%
    Daewon Pharmaceutical Co., Ltd.                                    54,481    842,770       0.0%
    Daewon San Up Co., Ltd.                                            44,650    481,193       0.0%
    Daewoong Co., Ltd.                                                  5,293    254,893       0.0%
    Daewoong Pharmaceutical Co., Ltd.                                  23,674  1,544,977       0.1%
*   Dahaam E-Tec Co., Ltd.                                              2,100      6,632       0.0%
    Daishin Securities Co., Ltd.                                      198,340  1,903,593       0.1%
#*  Danal Co., Ltd.                                                     4,730     38,498       0.0%
#   Daou Data Corp.                                                    57,148    296,080       0.0%
    Daou Technology, Inc.                                             167,950  1,748,130       0.1%
#*  Dasan Networks, Inc.                                               97,981    565,806       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                      ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Daum Communications Corp.                                          55,806 $ 7,652,822       0.2%
#   Dawonsys Co., Ltd.                                                 43,550     618,899       0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                        315,450     557,861       0.0%
    DCM Corp.                                                          23,263     340,499       0.0%
#*  Deutsch Motors, Inc.                                               57,548     226,883       0.0%
    DGB Financial Group, Inc.                                         721,377  10,286,948       0.2%
    Digital Chosun Co., Ltd.                                            4,745      25,227       0.0%
#   Digital Power Communications Co., Ltd.                             50,540     176,507       0.0%
#*  Digitech Systems Co., Ltd.                                         68,918      51,266       0.0%
#*  DIO Corp.                                                          66,510     473,559       0.0%
    Dong Ah Tire & Rubber Co., Ltd.                                    26,398     476,085       0.0%
#*  Dong Yang Gang Chul Co., Ltd.                                     144,840     322,655       0.0%
    Dong-A Socio Holdings Co., Ltd.                                    13,294   1,825,270       0.1%
#   Dong-Ah Geological Engineering Co., Ltd.                           30,200     224,004       0.0%
    Dong-Il Corp.                                                       3,566     306,837       0.0%
#   Dongaone Co., Ltd.                                                111,180     325,226       0.0%
#   Dongbang Transport Logistics Co., Ltd.                             75,370     132,851       0.0%
#*  Dongbu CNI Co., Ltd.                                               20,390      44,311       0.0%
#*  Dongbu Corp.                                                       50,557      56,254       0.0%
#*  Dongbu HiTek Co., Ltd.                                            151,833     752,429       0.0%
*   Dongbu Securities Co., Ltd.                                       187,454     702,079       0.0%
#*  Dongbu Steel Co., Ltd.                                            244,720     396,318       0.0%
    Dongil Industries Co., Ltd.                                         5,791     342,753       0.0%
#   Dongjin Semichem Co., Ltd.                                        140,811     506,801       0.0%
#*  Dongkook Industrial Co., Ltd.                                     124,790     341,740       0.0%
#   DongKook Pharmaceutical Co., Ltd.                                  26,266   1,085,092       0.0%
    Dongkuk Industries Co., Ltd.                                       81,013     325,445       0.0%
#   Dongkuk Steel Mill Co., Ltd.                                      343,023   2,035,712       0.1%
#   Dongkuk Structure & Construction Co., Ltd.                        138,512     529,225       0.0%
    Dongsuh Co., Inc.                                                  28,699     560,502       0.0%
#   Dongsung Chemical Co., Ltd.                                         8,700     131,903       0.0%
#   Dongsung Holdings Co., Ltd.                                       124,153     820,933       0.0%
#   Dongsung Pharmaceutical Co., Ltd.                                  78,985     388,560       0.0%
*   Dongwha Enterprise Co., Ltd.                                        5,538     128,695       0.0%
#   Dongwha Pharm Co., Ltd.                                           119,165     680,379       0.0%
    Dongwon F&B Co., Ltd.                                               6,814   2,235,200       0.1%
#   Dongwon Industries Co., Ltd.                                        5,912   1,814,015       0.1%
#*  Dongwon Systems Corp.                                               5,977     156,238       0.0%
*   Dongwoo Co., Ltd.                                                  58,857     180,838       0.0%
    Dongyang E&P, Inc.                                                 35,068     320,817       0.0%
    Dongyang Mechatronics Corp.                                       148,648   1,093,248       0.0%
#*  Doosan Engine Co., Ltd.                                           152,602     877,714       0.0%
#*  Doosan Engineering & Construction Co., Ltd.                        24,154     239,094       0.0%
*   Doosan Infracore Co., Ltd.                                        113,280   1,146,444       0.0%
#*  Dragonfly GF Co., Ltd.                                             32,142     309,744       0.0%
#   DRB Holding Co., Ltd.                                              57,798     887,679       0.0%
#*  Duksan Hi-Metal Co., Ltd.                                          70,322     708,761       0.0%
#   DuzonBIzon Co., Ltd.                                              124,375     819,030       0.0%
*   e Tec E&C, Ltd.                                                     1,669     135,899       0.0%
#   e-LITECOM Co., Ltd.                                                39,437     537,473       0.0%
#*  e-Starco Co., Ltd.                                                153,747     442,883       0.0%
    E1 Corp.                                                           15,150   1,016,580       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Eagon Industries Co., Ltd.                                         29,742 $  455,287       0.0%
#   Easy Bio, Inc.                                                    180,267    944,864       0.0%
#*  Ecopro Co., Ltd.                                                   51,772    440,664       0.0%
#   EG Corp.                                                           25,782    455,223       0.0%
#*  ELK Corp.                                                          84,447    287,125       0.0%
#*  EMKOREA Co., Ltd.                                                  20,391     91,859       0.0%
#   ENF Technology Co., Ltd.                                           46,783    275,116       0.0%
#   Eo Technics Co., Ltd.                                              41,683  4,310,494       0.1%
#   Estechpharma Co., Ltd.                                             52,820    299,381       0.0%
#*  ESTsoft Corp.                                                       4,772     69,618       0.0%
    Eugene Corp.                                                      241,224    721,819       0.0%
#*  Eugene Investment & Securities Co., Ltd.                          532,610    901,499       0.0%
#   Eugene Technology Co., Ltd.                                        77,838  1,258,494       0.0%
#   EVERDIGM Corp.                                                     39,100    255,214       0.0%
#*  Farmsco                                                            10,730    168,599       0.0%
#   Fila Korea, Ltd.                                                   46,332  4,838,664       0.1%
*   Fine Technix Co., Ltd.                                             84,743    193,621       0.0%
#*  Finetex EnE, Inc.                                                  86,393    166,122       0.0%
#   Firstec Co., Ltd.                                                 164,190    308,619       0.0%
#*  Flexcom, Inc.                                                      53,658    255,988       0.0%
#*  Foosung Co., Ltd.                                                 142,799    333,621       0.0%
#   Fursys, Inc.                                                       14,315    429,872       0.0%
#*  Gamevil, Inc.                                                      25,264  3,196,009       0.1%
    Gaon Cable Co., Ltd.                                               19,649    484,503       0.0%
#*  GeneOneLifeScience, Inc.                                           47,483     80,667       0.0%
#*  Genexine Co., Ltd.                                                  3,715    200,435       0.0%
#*  Genic Co., Ltd.                                                    23,585    476,866       0.0%
    GIIR, Inc.                                                         10,990     81,946       0.0%
    Global & Yuasa Battery Co., Ltd.                                   28,740    997,637       0.0%
#   Global Display Co., Ltd.                                           73,673    447,454       0.0%
#*  GNCO Co., Ltd.                                                    270,836    349,362       0.0%
    Golfzon Co., Ltd.                                                  84,536  2,121,759       0.1%
#   Grand Korea Leisure Co., Ltd.                                     150,160  5,377,129       0.1%
    Green Cross Corp.                                                  33,326  4,265,047       0.1%
#   Green Cross Holdings Corp.                                        114,382  2,400,410       0.1%
*   Green Non-Life Insurance Co., Ltd.                                 22,357         --       0.0%
#*  GS Engineering & Construction Corp.                               223,398  5,886,725       0.1%
#   GS Global Corp.                                                    64,716    537,393       0.0%
    GS Home Shopping, Inc.                                              9,886  1,993,694       0.1%
#   GS retail Co., Ltd.                                               140,152  3,267,019       0.1%
#   Gwangju Shinsegae Co., Ltd.                                         3,400    981,046       0.0%
#*  Halla Corp.                                                        92,360    631,424       0.0%
#   Halla Holdings Corp.                                               29,140  1,926,846       0.1%
#   Halla Visteon Climate Control Corp.                                51,040  2,274,584       0.1%
#   Han Kuk Carbon Co., Ltd.                                          176,647  1,015,549       0.0%
#*  Hana Micron, Inc.                                                  82,433    672,662       0.0%
#   Hana Tour Service, Inc.                                            44,458  2,791,602       0.1%
#*  Hanall Biopharma Co., Ltd.                                         92,648    343,536       0.0%
#   Hancom, Inc.                                                       56,684  1,226,107       0.0%
    Handok, Inc.                                                       27,343    610,367       0.0%
#   Handsome Co., Ltd.                                                 73,942  2,221,360       0.1%
    Hanil Cement Co., Ltd.                                             20,147  2,591,793       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Hanil E-Hwa Co., Ltd.                                              76,753 $1,285,528       0.0%
#*  Hanjin Heavy Industries & Construction Co., Ltd.                  375,558  1,522,253       0.1%
    Hanjin Heavy Industries & Construction Holdings Co., Ltd.          71,648    604,503       0.0%
#*  Hanjin P&C Co., Ltd.                                              110,818    173,943       0.0%
#*  Hanjin Shipping Co., Ltd.                                          70,781    335,241       0.0%
#*  Hanjin Shipping Holdings Co., Ltd.                                 41,499    392,526       0.0%
    Hanjin Transportation Co., Ltd.                                    50,181  2,519,392       0.1%
    Hankook Shell Oil Co., Ltd.                                         3,445  1,575,065       0.1%
*   Hankook Synthetics, Inc.                                              550         --       0.0%
*   Hankuk Glass Industries, Inc.                                      11,460    267,689       0.0%
    Hankuk Paper Manufacturing Co., Ltd.                               12,824    372,443       0.0%
#*  Hanmi Pharm Co., Ltd.                                              29,500  2,344,659       0.1%
#*  Hanmi Science Co., Ltd.                                            55,607    759,531       0.0%
#   Hanmi Semiconductor Co., Ltd.                                      53,050    789,094       0.0%
#   Hansae Co., Ltd.                                                   85,981  2,944,477       0.1%
    Hansae Yes24 Holdings Co., Ltd.                                    58,604    790,692       0.0%
#   Hanshin Construction                                               11,249    127,894       0.0%
#   Hansol Chemical Co., Ltd.                                          49,483  1,588,392       0.1%
#*  Hansol HomeDeco Co., Ltd.                                         294,113    553,308       0.0%
#   Hansol Logistics Co., Ltd.                                        205,620    449,969       0.0%
#   Hansol Paper Co.                                                  211,892  1,968,229       0.1%
#*  Hansol Technics Co., Ltd.                                          83,230    914,682       0.0%
#   Hanssem Co., Ltd.                                                  49,360  5,883,531       0.1%
    Hanwha Corp.                                                      245,170  6,281,843       0.1%
    Hanwha Galleria Timeworld Co., Ltd.                                 9,944    601,078       0.0%
#*  Hanwha General Insurance Co., Ltd.                                173,490    875,783       0.0%
*   Hanwha Investment & Securities Co., Ltd.                          368,771  1,294,491       0.0%
    Hanyang Eng Co., Ltd.                                              56,842    343,549       0.0%
    Hanyang Securities Co., Ltd.                                       18,538    118,920       0.0%
#*  Harim Co., Ltd.                                                   119,844    468,684       0.0%
*   Harim Holdings Co., Ltd.                                          102,741    454,206       0.0%
#   Heung-A Shipping Co., Ltd.                                        519,442  1,063,724       0.0%
*   Heungkuk Fire & Marine Insurance Co., Ltd.                         92,139    332,872       0.0%
    High Tech Pharm Co., Ltd.                                          28,464    387,969       0.0%
#   Hite Jinro Co., Ltd.                                              140,668  3,482,140       0.1%
    Hitejinro Holdings Co., Ltd.                                       44,060    516,723       0.0%
*   HMC Investment Securities Co., Ltd.                               108,200  1,115,809       0.0%
    HS R&A Co., Ltd.                                                   18,858    549,221       0.0%
    Huchems Fine Chemical Corp.                                       109,178  2,375,043       0.1%
    Humax Co., Ltd.                                                    90,725    882,443       0.0%
#   Huons Co., Ltd.                                                    31,243  1,884,841       0.1%
#   Husteel Co., Ltd.                                                  21,565    336,660       0.0%
    Huvis Corp.                                                        83,090    957,734       0.0%
#   Huvitz Co., Ltd.                                                   39,094    613,663       0.0%
#   Hwa Shin Co., Ltd.                                                 98,341    798,278       0.0%
    Hwacheon Machine Tool Co., Ltd.                                     4,979    320,670       0.0%
    HwaSung Industrial Co., Ltd.                                       45,937    512,569       0.0%
#   Hy-Lok Corp.                                                       39,193  1,070,434       0.0%
    Hyosung Corp.                                                     121,019  7,185,506       0.2%
*   Hyundai BNG Steel Co., Ltd.                                        51,160    829,378       0.0%
#   Hyundai Corp.                                                      58,941  2,020,658       0.1%
    Hyundai Development Co.                                           226,695  8,549,390       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Hyundai Elevator Co., Ltd.                                         64,859 $2,745,449       0.1%
#   Hyundai Engineering Plastics Co., Ltd.                             93,890    671,349       0.0%
#   Hyundai Greenfood Co., Ltd.                                       232,990  3,964,469       0.1%
    Hyundai Home Shopping Network Corp.                                29,313  3,727,961       0.1%
    Hyundai Hy Communications & Networks Co., Ltd.                    173,909    740,151       0.0%
#   Hyundai Hysco Co., Ltd.                                            35,553  2,308,228       0.1%
    Hyundai Livart Co., Ltd.                                           44,540  1,883,224       0.1%
    Hyundai Marine & Fire Insurance Co., Ltd.                          27,130    716,509       0.0%
#*  Hyundai Merchant Marine Co., Ltd.                                  39,429    426,681       0.0%
#   Hyundai Mipo Dockyard Co., Ltd.                                     2,711    192,660       0.0%
#*  Hyundai Securities Co., Ltd.                                      590,660  3,837,484       0.1%
#*  Hyunjin Materials Co., Ltd.                                        76,293    273,722       0.0%
#   HyVision System, Inc.                                              60,492    397,396       0.0%
#*  ICD Co., Ltd.                                                      77,465    444,773       0.0%
*   IHQ, Inc.                                                          61,325    137,742       0.0%
#   Il Dong Pharmaceutical Co., Ltd.                                   62,230    946,669       0.0%
#   Iljin Electric Co., Ltd.                                          100,639    750,828       0.0%
#   Iljin Holdings Co., Ltd.                                          100,932    708,294       0.0%
#*  Iljin Materials Co., Ltd.                                          77,327    570,978       0.0%
    Ilshin Spinning Co., Ltd.                                           7,739  1,411,550       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                                    2,864    241,610       0.0%
#*  IM Co., Ltd.                                                       65,996    195,836       0.0%
#   iMarketKorea, Inc.                                                 88,230  2,180,748       0.1%
#   InBody Co., Ltd.                                                   48,097  1,342,015       0.0%
#*  Infinitt Healthcare Co., Ltd.                                       8,517     65,634       0.0%
#*  Infopia Co., Ltd.                                                  36,952    511,846       0.0%
#*  Infraware, Inc.                                                    88,556    542,907       0.0%
#*  InkTec Co., Ltd.                                                   35,807    370,746       0.0%
#   Innochips Technology, Inc.                                         31,294    405,710       0.0%
#*  InnoWireless, Inc.                                                 21,995    216,176       0.0%
#*  Innox Corp.                                                        63,904    849,756       0.0%
#*  Insun ENT Co., Ltd.                                               146,886    452,209       0.0%
    Intelligent Digital Integrated Securities Co., Ltd.                24,166    296,467       0.0%
#*  Interflex Co., Ltd.                                                48,886    513,233       0.0%
    Intergis Co., Ltd.                                                  5,610     42,868       0.0%
#   Interojo Co., Ltd.                                                 35,292    665,346       0.0%
#   Interpark Corp.                                                   169,412  1,439,120       0.0%
    INTOPS Co., Ltd.                                                   37,053    540,565       0.0%
#   Inzi Controls Co., Ltd.                                            45,990    218,037       0.0%
    INZI Display Co., Ltd.                                             64,622    108,379       0.0%
#*  IS Dongseo Co., Ltd.                                               52,132  2,233,222       0.1%
#   ISU Chemical Co., Ltd.                                             59,130    570,664       0.0%
#   IsuPetasys Co., Ltd.                                              171,914    694,836       0.0%
#   Jahwa Electronics Co., Ltd.                                        66,762    701,521       0.0%
    JB Financial Group Co., Ltd.                                      490,419  3,011,733       0.1%
*   Jcontentree Corp.                                                 115,864    422,886       0.0%
    Jeil Pharmaceutical Co.                                            32,520    727,239       0.0%
#*  Jeju Semiconductor Corp.                                           33,053     87,494       0.0%
    Jinro Distillers Co., Ltd.                                          8,605    258,077       0.0%
#   Jinsung T.E.C.                                                     70,489    325,238       0.0%
    JLS Co., Ltd.                                                       2,340     14,505       0.0%
#   JNK Heaters Co., Ltd.                                              11,537     55,089       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  JoyCity Corp.                                                       9,129 $  173,664       0.0%
#*  Joymax Co., Ltd.                                                   21,192    496,337       0.0%
#*  Jusung Engineering Co., Ltd.                                      152,103    445,160       0.0%
#*  JVM Co., Ltd.                                                      17,141    933,185       0.0%
    JW Holdings Co., Ltd.                                             186,156    417,073       0.0%
    JW Pharmaceutical Corp.                                            54,412    753,708       0.0%
#   JW Shinyak Corp.                                                    5,653     27,217       0.0%
#*  JYP Entertainment Corp.                                            11,644     45,245       0.0%
#   KB Capital Co., Ltd.                                               57,250  1,141,803       0.0%
    KC Cottrell Co., Ltd.                                              28,203    153,682       0.0%
#   KC Green Holdings Co., Ltd.                                        66,208    640,958       0.0%
#   KC Tech Co., Ltd.                                                 123,092    884,595       0.0%
#*  KCC Engineering & Construction Co., Ltd.                           30,123    231,035       0.0%
*   KCO Energy, Inc.                                                      120         --       0.0%
#   KCP Co., Ltd.                                                      51,119  1,176,471       0.0%
#*  Keangnam Enterprises, Ltd.                                          5,833     24,254       0.0%
#*  KEC Corp.                                                         146,960    249,045       0.0%
#   KEPCO Engineering & Construction Co., Inc.                         17,746  1,077,759       0.0%
#   Keyang Electric Machinery Co., Ltd.                               122,355    454,902       0.0%
    KG Chemical Corp.                                                  39,218    608,184       0.0%
#   Kginicis Co., Ltd.                                                 79,383  1,135,982       0.0%
#   KGMobilians Co., Ltd.                                              57,044    691,401       0.0%
#   KH Vatec Co., Ltd.                                                 69,462  2,114,100       0.1%
#   KISCO Corp.                                                        19,917    619,290       0.0%
    KISCO Holdings Co., Ltd.                                            2,292    110,485       0.0%
#   Kishin Corp.                                                       49,420    343,757       0.0%
    KISWIRE, Ltd.                                                      27,443  1,337,059       0.0%
#   KIWOOM Securities Co., Ltd.                                        61,811  2,627,833       0.1%
*   KMH Co., Ltd.                                                      45,130    374,091       0.0%
#*  KMW Co., Ltd.                                                      52,135    541,388       0.0%
#   Koentec Co., Ltd.                                                 246,300    666,490       0.0%
#   Koh Young Technology, Inc.                                         63,733  1,967,270       0.1%
#   Kolao Holdings                                                    131,554  2,022,018       0.1%
    Kolon Corp.                                                        38,619    929,644       0.0%
#*  Kolon Global Corp.                                                 34,852    242,263       0.0%
    Kolon Industries, Inc.                                             98,486  5,009,075       0.1%
#   Kolon Life Science, Inc.                                           22,796  1,098,022       0.0%
#*  Komipharm International Co., Ltd.                                  11,873    110,287       0.0%
#   KONA I Co., Ltd.                                                   55,203  2,253,699       0.1%
#   Kook Je Electric Korea Co., Ltd.                                   24,109    558,794       0.0%
    Kook Soon Dang Brewery Co., Ltd.                                   62,473    380,157       0.0%
    Korea Airport Service Co., Ltd.                                       934     29,024       0.0%
*   Korea Alcohol Industrial Co., Ltd.                                 28,653    136,462       0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd.                           8,530     48,718       0.0%
#   Korea Circuit Co., Ltd.                                            58,384    432,734       0.0%
#   Korea District Heating Corp.                                       15,388    864,522       0.0%
    Korea Electric Terminal Co., Ltd.                                  30,429  1,567,149       0.1%
    Korea Electronic Power Industrial Development Co., Ltd.            58,831    360,463       0.0%
    Korea Export Packaging Industrial Co., Ltd.                         5,621    131,787       0.0%
#   Korea Flange Co., Ltd.                                             24,041    513,368       0.0%
#*  Korea Info & Comm                                                  61,340    528,431       0.0%
    Korea Investment Holdings Co., Ltd.                               155,875  7,882,119       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Korea Kolmar Co., Ltd.                                             69,030 $3,365,674       0.1%
#   Korea Kolmar Holdings Co., Ltd.                                    33,913  1,594,237       0.1%
*   Korea Line Corp.                                                   11,468    320,164       0.0%
    Korea Petrochemical Ind Co., Ltd.                                  18,138  1,328,623       0.0%
#   Korea United Pharm, Inc.                                           50,081    688,665       0.0%
*   Korean Air Lines Co., Ltd.                                        145,330  5,158,899       0.1%
    Korean Reinsurance Co.                                            487,744  5,209,797       0.1%
#   Kortek Corp.                                                       47,488    518,391       0.0%
#   KPF                                                                42,149    164,510       0.0%
    KPX Chemical Co., Ltd.                                              6,479    360,596       0.0%
#*  KR Motors Co., Ltd.                                               102,980     88,016       0.0%
#*  KSCB Co., Ltd.                                                      7,972     20,104       0.0%
*   KT Hitel Co., Ltd.                                                 66,319    501,271       0.0%
    KT Skylife Co., Ltd.                                              103,427  1,880,646       0.1%
*   KTB Investment & Securities Co., Ltd.                             307,884    620,755       0.0%
    Kukdo Chemical Co., Ltd.                                           20,758    803,852       0.0%
#   Kumho Electric Co., Ltd.                                           22,347    356,398       0.0%
*   Kumho Industrial Co., Ltd.                                            901     10,127       0.0%
#   Kumho Petrochemical Co., Ltd.                                       2,013    145,576       0.0%
#*  Kumho Tire Co., Inc.                                              341,696  3,419,330       0.1%
    Kumkang Kind Co., Ltd.                                             14,256    805,567       0.0%
    Kunsul Chemical Industrial Co., Ltd.                               20,675    862,466       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                               194,647  1,886,314       0.1%
#*  Kwang Myung Electric Engineering Co., Ltd.                        192,960    436,258       0.0%
*   Kyeryong Construction Industrial Co., Ltd.                         25,068    281,242       0.0%
*   Kyobo Securities Co., Ltd.                                        120,640  1,521,037       0.0%
#   Kyung Dong Navien Co., Ltd.                                        28,750    783,662       0.0%
#   Kyung-In Synthetic Corp.                                          115,845    554,454       0.0%
    Kyungbang, Ltd.                                                     4,015    716,805       0.0%
    Kyungchang Industrial Co., Ltd.                                    63,745    585,221       0.0%
    KyungDong City Gas Co., Ltd.                                       11,986  1,312,986       0.0%
    Kyungdong Pharm Co., Ltd.                                          32,635    729,780       0.0%
#   L&F Co., Ltd.                                                      50,139    321,846       0.0%
#*  LB Semicon, Inc.                                                  164,971    224,617       0.0%
#   LEENO Industrial, Inc.                                             51,031  2,032,143       0.1%
#   LF Corp.                                                          103,743  3,272,159       0.1%
#   LG Hausys, Ltd.                                                    32,510  4,850,765       0.1%
*   LG Innotek Co., Ltd.                                               28,962  2,283,600       0.1%
#   LG International Corp.                                            178,905  3,626,568       0.1%
#*  LG Life Sciences, Ltd.                                             57,740  2,034,243       0.1%
*   LIG ADP Co., Ltd.                                                  13,957     60,984       0.0%
    LIG Insurance Co., Ltd.                                           203,911  5,323,896       0.1%
#   LMS Co., Ltd.                                                      29,983    499,620       0.0%
#   Lock&Lock Co., Ltd.                                               202,888  2,162,695       0.1%
#*  Logistics Energy Korea Co., Ltd.                                  113,943    180,395       0.0%
#   Lotte Chilsung Beverage Co., Ltd.                                   3,217  5,092,141       0.1%
    Lotte Confectionery Co., Ltd.                                       2,368  4,258,428       0.1%
#   Lotte Food Co., Ltd.                                                3,776  2,344,218       0.1%
#   LOTTE Himart Co., Ltd.                                             43,798  2,710,609       0.1%
#*  Lotte Non-Life Insurance Co., Ltd.                                141,571    385,391       0.0%
    LS Corp.                                                           31,333  1,754,443       0.1%
#   LS Industrial Systems Co., Ltd.                                    73,815  4,350,945       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                      --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*  Lumens Co., Ltd.                                                    228,049 $ 1,164,657       0.0%
    Macquarie Korea Infrastructure Fund                               1,514,061  10,111,962       0.2%
#*  Macrogen, Inc.                                                       28,340   1,172,132       0.0%
#   Maeil Dairy Industry Co., Ltd.                                       40,992   1,297,916       0.0%
#*  Mando Corp.                                                          31,793   5,994,294       0.1%
#*  Medifron DBT Co., Ltd.                                               93,432     256,670       0.0%
#*  Medipost Co., Ltd.                                                    3,841     179,541       0.0%
#   Medy-Tox, Inc.                                                       21,135   4,924,072       0.1%
    MegaStudy Co., Ltd.                                                  25,476   1,277,659       0.0%
#*  Melfas, Inc.                                                         87,011     430,951       0.0%
#   Meritz Financial Group, Inc.                                        152,406   1,345,913       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                            308,196   3,692,183       0.1%
    Meritz Securities Co., Ltd.                                       1,043,095   4,240,380       0.1%
#*  Mgame Corp.                                                           5,454      25,452       0.0%
    Mi Chang Oil Industrial Co., Ltd.                                     2,262     152,385       0.0%
    Mirae Asset Securities Co., Ltd.                                    129,254   5,552,380       0.1%
#*  Mirae Corp.                                                       1,931,820     284,673       0.0%
    Miwon Chemicals Co., Ltd.                                             1,890      64,082       0.0%
*   Miwon Commercial Co., Ltd.                                              716     111,605       0.0%
    Miwon Specialty Chemical Co., Ltd.                                    1,041     289,894       0.0%
#   MK Electron Co., Ltd.                                                86,407     453,349       0.0%
#*  MNTech Co., Ltd.                                                     99,776     383,625       0.0%
#   Modetour Network, Inc.                                               59,242   1,160,883       0.0%
#*  Monalisa Co., Ltd.                                                   68,050     201,623       0.0%
    Moorim P&P Co., Ltd.                                                133,920     616,765       0.0%
    Moorim Paper Co., Ltd.                                               98,440     215,888       0.0%
    Motonic Corp.                                                        57,760     701,993       0.0%
#*  Muhak Co., Ltd.                                                      46,130   1,455,667       0.0%
    Namhae Chemical Corp.                                               120,134     951,984       0.0%
*   Namsun Aluminum Co., Ltd.                                           129,275     138,512       0.0%
#   Namyang Dairy Products Co., Ltd.                                      1,390     889,973       0.0%
    National Plastic Co.                                                 56,060     308,173       0.0%
#*  Neowiz Games Corp.                                                   75,015   1,615,140       0.1%
*   NEOWIZ HOLDINGS Corp.                                                24,844     444,451       0.0%
#*  NEPES Corp.                                                         100,067     583,629       0.0%
#   Nexen Corp.                                                          33,168   2,701,215       0.1%
#   Nexen Tire Corp.                                                    173,236   2,121,674       0.1%
#*  Nexolon Co., Ltd.                                                    29,760       4,763       0.0%
#*  Nexon GT Co., Ltd.                                                   77,052   1,371,050       0.0%
    NH Investment & Securities Co., Ltd.                                151,949   1,138,556       0.0%
#   NICE Holdings Co., Ltd.                                              77,946   1,292,394       0.0%
    NICE Information Service Co., Ltd.                                  160,224     696,755       0.0%
#*  NK Co., Ltd.                                                        116,313     509,898       0.0%
#   Nong Shim Holdings Co., Ltd.                                          8,976   1,054,118       0.0%
#   Nong Woo Bio Co., Ltd.                                               40,249     959,935       0.0%
#   NongShim Co., Ltd.                                                   17,374   4,337,699       0.1%
    Noroo Holdings Co., Ltd.                                              8,622     204,415       0.0%
    NOROO Paint & Coatings Co., Ltd.                                     47,451     313,424       0.0%
#   OCI Materials Co., Ltd.                                              35,023   1,667,425       0.1%
#*  OPTRON-TEC, Inc.                                                     86,759     342,570       0.0%
#*  Orientbio, Inc.                                                     218,393     165,857       0.0%
#*  OSANGJAIEL Co., Ltd.                                                 45,028     624,640       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Osstem Implant Co., Ltd.                                           56,145 $2,288,803       0.1%
#*  Osung LST Co., Ltd.                                                24,751     21,384       0.0%
    Ottogi Corp.                                                        5,962  3,155,061       0.1%
#*  Paik Kwang Industrial Co., Ltd.                                    85,406    234,364       0.0%
#*  Pan Ocean Co., Ltd.                                                17,111     57,244       0.0%
#   Pan-Pacific Co., Ltd.                                             145,295    880,898       0.0%
    Pang Rim Co., Ltd.                                                  1,352     28,708       0.0%
#*  PaperCorea, Inc.                                                  531,176    377,395       0.0%
#   Partron Co., Ltd.                                                 209,167  1,722,327       0.1%
#*  Pharmicell Co., Ltd.                                              153,801    691,876       0.0%
    Poongsan Corp.                                                    120,728  2,987,135       0.1%
#   Poongsan Holdings Corp.                                            22,248    962,964       0.0%
#   POSCO Chemtech Co., Ltd.                                            9,949  1,378,674       0.0%
*   POSCO Coated & Color Steel Co., Ltd.                                4,130     53,361       0.0%
#   Posco ICT Co., Ltd.                                               261,024  1,491,180       0.0%
#   Posco M-Tech Co., Ltd.                                            109,182    321,339       0.0%
#*  Posco Plantec Co., Ltd.                                            21,301     55,957       0.0%
#*  Power Logics Co., Ltd.                                            134,027    436,490       0.0%
#   PSK, Inc.                                                          58,750    814,528       0.0%
#   Pulmuone Co., Ltd.                                                  5,952    802,427       0.0%
#   Pyeong Hwa Automotive Co., Ltd.                                    59,253    961,741       0.0%
#*  Redrover Co., Ltd.                                                111,045    708,970       0.0%
#   Reyon Pharmaceutical Co., Ltd.                                     18,952    424,158       0.0%
#   RFsemi Technologies, Inc.                                          30,415    193,036       0.0%
#   RFTech Co., Ltd.                                                   43,940    279,803       0.0%
#   Romanson Co., Ltd.                                                 40,410    737,499       0.0%
#*  S&C Engine Group, Ltd.                                            122,917    238,321       0.0%
#   S&T Corp.                                                           5,003     72,765       0.0%
    S&T Dynamics Co., Ltd.                                            147,292  1,150,885       0.0%
#   S&T Holdings Co., Ltd.                                             26,504    427,302       0.0%
#   S&T Motiv Co., Ltd.                                                50,410  1,824,819       0.1%
    S-1 Corp.                                                          12,723    885,968       0.0%
#   S-Energy Co., Ltd.                                                 59,160    441,222       0.0%
#   S-MAC Co., Ltd.                                                    82,037    311,440       0.0%
#   Saeron Automotive Corp.                                             2,640     26,822       0.0%
#*  Sajo Industries Co., Ltd.                                          13,239    465,229       0.0%
    Sam Young Electronics Co., Ltd.                                    63,000    694,785       0.0%
#   Sam Yung Trading Co., Ltd.                                         54,602  1,220,439       0.0%
    Samchully Co., Ltd.                                                15,646  2,212,934       0.1%
    Samho Development Co., Ltd.                                        75,697    236,079       0.0%
#*  Samho International Co., Ltd.                                      24,712    379,213       0.0%
#   SAMHWA Paints Industrial Co., Ltd.                                 48,118    566,714       0.0%
#   Samick Musical Instruments Co., Ltd.                              257,520    985,167       0.0%
#   Samick THK Co., Ltd.                                               42,891    362,156       0.0%
#   Samjin Pharmaceutical Co., Ltd.                                    59,596  1,415,804       0.0%
    Samkwang Glass                                                     17,041  1,094,016       0.0%
#   Samlip General Foods Co., Ltd.                                      9,750  1,537,878       0.1%
#   Samsung Fine Chemicals Co., Ltd.                                  101,544  2,831,069       0.1%
#   Samsung Techwin Co., Ltd.                                          67,077  2,060,132       0.1%
#*  SAMT Co., Ltd.                                                     76,958    121,249       0.0%
#   Samyang Foods Co., Ltd.                                            17,230    354,433       0.0%
    Samyang Holdings Corp.                                             20,208  1,681,462       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Samyang Tongsang Co., Ltd.                                            8,284 $  637,973       0.0%
#*  Samyoung Chemical Co., Ltd.                                         173,170    250,973       0.0%
#*  Sangbo Corp.                                                         70,530    503,884       0.0%
#*  Sapphire Technology Co., Ltd.                                        13,763    214,568       0.0%
    Satrec Initiative Co., Ltd.                                           9,000    177,313       0.0%
    Savezone I&C Corp.                                                   58,190    384,667       0.0%
    SBS Contents Hub Co., Ltd.                                           48,305    683,338       0.0%
    SBS Media Holdings Co., Ltd.                                        260,156    801,411       0.0%
#*  SBW                                                                 357,075    360,550       0.0%
    Seah Besteel Corp.                                                   77,248  2,309,934       0.1%
    SeAH Holdings Corp.                                                   4,694    790,635       0.0%
#   SeAH Steel Corp.                                                     15,092  1,169,121       0.0%
#   Sebang Co., Ltd.                                                     53,803    975,052       0.0%
#*  Seegene, Inc.                                                        38,981  2,144,147       0.1%
#   Sejong Industrial Co., Ltd.                                          58,198    815,149       0.0%
    Sempio Foods Co.                                                      7,350    274,473       0.0%
#*  Seobu T&D                                                            56,299  1,125,361       0.0%
#   Seohan Co., Ltd.                                                    245,591    523,072       0.0%
#*  Seohee Construction Co., Ltd.                                       787,809    513,484       0.0%
#   Seoul Semiconductor Co., Ltd.                                       155,284  2,663,176       0.1%
    SEOWONINTECH Co., Ltd.                                               49,169    450,299       0.0%
#   Seoyeon Co., Ltd.                                                    35,174    502,900       0.0%
#*  Sewon Cellontech Co., Ltd.                                          141,557    396,712       0.0%
    Sewon Precision Industry Co., Ltd.                                   16,231    476,712       0.0%
#   SEWOONMEDICAL Co., Ltd.                                              95,161    748,143       0.0%
#   SFA Engineering Corp.                                                50,853  2,165,726       0.1%
#*  SG Corp.                                                            660,590    380,699       0.0%
#   SH Energy & Chemical Co., Ltd.                                      438,586    447,552       0.0%
    Shin Poong Pharmaceutical Co., Ltd.                                 152,256    601,525       0.0%
#*  Shinil Industrial Co., Ltd.                                         228,580    363,059       0.0%
    Shinsegae Co., Ltd.                                                  35,692  6,621,101       0.2%
    Shinsegae Information & Communication Co., Ltd.                       5,829    508,333       0.0%
#   Shinsegae International Co., Ltd.                                    12,829  1,503,814       0.0%
#*  Shinsung Solar Energy Co., Ltd.                                     269,802    271,937       0.0%
#*  Shinsung Tongsang Co., Ltd.                                         349,750    408,977       0.0%
*   Shinwha Intertek Corp.                                              112,961    321,416       0.0%
*   Shinwon Corp.                                                       162,054    433,855       0.0%
    Shinyoung Securities Co., Ltd.                                       14,050    795,413       0.0%
#*  Signetics Corp.                                                     261,082    346,139       0.0%
#*  SIGONG TECH Co., Ltd.                                                67,831    252,354       0.0%
#   Silicon Works Co., Ltd.                                              59,582  1,304,896       0.0%
#   Silla Co., Ltd.                                                      38,238    711,359       0.0%
#*  Simm Tech Co., Ltd.                                                 121,398  1,020,609       0.0%
#   SIMPAC, Inc.                                                         79,081    436,830       0.0%
    Sindoh Co., Ltd.                                                     10,939    722,110       0.0%
#   SJM Co., Ltd.                                                        46,475    336,886       0.0%
*   SK Broadband Co., Ltd.                                              788,263  3,341,211       0.1%
#   SK Chemicals Co., Ltd.                                               77,608  4,427,154       0.1%
#*  SK Communications Co., Ltd.                                          79,814    483,400       0.0%
    SK Gas, Ltd.                                                         19,027  2,486,059       0.1%
*   SK Networks Co., Ltd.                                               660,780  6,779,025       0.2%
#*  SK Securities Co., Ltd.                                           1,903,038  1,660,447       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    SKC Co., Ltd.                                                     118,631 $3,047,960       0.1%
#*  SKC Solmics Co., Ltd.                                              43,587     86,976       0.0%
    SL Corp.                                                           70,320  1,294,951       0.0%
#*  SM Culture & Contents Co., Ltd.                                    59,505    153,172       0.0%
#*  SM Entertainment Co.                                               82,349  2,179,529       0.1%
*   Softmax Co., Ltd.                                                   3,419     66,888       0.0%
#*  Solborn, Inc.                                                      82,934    317,389       0.0%
*   Solco Biomedical Co., Ltd.                                         56,341     39,153       0.0%
#   Solid, Inc.                                                        76,653    543,120       0.0%
#   Songwon Industrial Co., Ltd.                                       97,923    569,393       0.0%
#   Soulbrain Co., Ltd.                                                52,386  1,324,375       0.0%
*   Ssangyong Cement Industrial Co., Ltd.                             114,190  1,104,073       0.0%
#*  Steel Flower Co., Ltd.                                             29,816    107,756       0.0%
#*  STS Semiconductor & Telecommunications                            251,742    755,939       0.0%
#*  STX Corp.                                                          16,753      7,865       0.0%
#*  STX Engine Co., Ltd.                                              115,112    283,544       0.0%
#   Suheung Co., Ltd.                                                  32,370  1,800,808       0.1%
    Sun Kwang Co., Ltd.                                                15,705    279,495       0.0%
    Sunchang Corp.                                                     36,505    284,976       0.0%
#   Sung Kwang Bend Co., Ltd.                                          90,133  1,303,980       0.0%
#*  Sungchang Enterprise Holdings, Ltd.                                27,044    529,932       0.0%
#*  Sungshin Cement Co., Ltd.                                         105,349    809,680       0.0%
    Sungwoo Hitech Co., Ltd.                                          166,659  2,402,395       0.1%
    Sunjin Co., Ltd.                                                   25,055    892,147       0.0%
#*  Sunny Electronics Corp.                                            81,771    168,516       0.0%
#*  Suprema, Inc.                                                      57,629  1,621,933       0.1%
#*  Synopex, Inc.                                                     294,067    392,862       0.0%
    Tae Kyung Industrial Co., Ltd.                                     37,420    202,749       0.0%
    Taekwang Industrial Co., Ltd.                                       2,030  2,369,783       0.1%
#*  Taewoong Co., Ltd.                                                 55,939    868,998       0.0%
*   Taeyoung Engineering & Construction Co., Ltd.                     217,943    864,667       0.0%
#*  Taihan Electric Wire Co., Ltd.                                    189,922    349,282       0.0%
#   Tailim Packaging Industrial Co., Ltd.                             157,168    359,893       0.0%
#   TCC Steel                                                          38,096    106,962       0.0%
#   TechWing, Inc.                                                     45,114    308,744       0.0%
#   TES Co., Ltd.                                                      33,416    488,901       0.0%
#*  Theall Medi Bio                                                    24,080     38,352       0.0%
#*  Theragen Etex Co., Ltd.                                            43,667    210,389       0.0%
#*  TK Chemical Corp.                                                 222,222    452,981       0.0%
#*  TK Corp.                                                           42,646    551,106       0.0%
    Tokai Carbon Korea Co., Ltd.                                        1,274      9,224       0.0%
#   Tong Yang Moolsan Co., Ltd.                                        22,590    163,878       0.0%
#   Tongyang Life Insurance                                           192,400  2,089,628       0.1%
#*  TONGYANG Securities, Inc.                                          12,966     37,177       0.0%
#*  Top Engineering Co., Ltd.                                          43,811    171,023       0.0%
#   Toptec Co., Ltd.                                                   44,470    525,715       0.0%
*   Toray Chemical Korea, Inc.                                        121,710  1,472,579       0.0%
#   Tovis Co., Ltd.                                                    68,690  1,148,981       0.0%
#*  Trais Co., Ltd.                                                    59,456    101,661       0.0%
*   Trigem Computer, Inc.                                                   1         --       0.0%
#   TS Corp.                                                           21,494    646,675       0.0%
*   TSM Tech Co., Ltd.                                                 10,714     45,794       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                      --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#*  UBCare Co., Ltd.                                                     31,444 $     78,869       0.0%
#   Ubiquoss, Inc.                                                       68,224      461,756       0.0%
#*  Ubivelox, Inc.                                                       15,537      208,208       0.0%
#   UI Display Co., Ltd.                                                 34,401      166,987       0.0%
#   Uju Electronics Co., Ltd.                                            38,229      375,406       0.0%
#   Unid Co., Ltd.                                                       17,866      994,531       0.0%
    Union Steel                                                           8,052       84,016       0.0%
#*  Uniquest Corp.                                                       16,050      123,798       0.0%
#*  Unison Co., Ltd.                                                     99,851      253,610       0.0%
#   Value Added Technologies Co., Ltd.                                   39,778    1,062,440       0.0%
#   Vieworks Co., Ltd.                                                   37,657    1,276,759       0.0%
#   Visang Education, Inc.                                               29,722      225,275       0.0%
#*  Webzen, Inc.                                                         44,001      617,262       0.0%
#*  WeMade Entertainment Co., Ltd.                                       27,945      972,976       0.0%
#   Whanin Pharmaceutical Co., Ltd.                                      43,130      993,981       0.0%
#*  WillBes & Co. (The)                                                 288,928      334,403       0.0%
#*  WiSoL Co., Ltd.                                                      68,668      411,446       0.0%
#*  Wonik Cube Corp.                                                     20,753       59,610       0.0%
#*  Wonik IPS Co., Ltd.                                                 256,672    3,243,819       0.1%
*   Wonik Materials Co., Ltd.                                             9,152      417,456       0.0%
#   Woojeon & Handan Co., Ltd.                                           90,141      212,803       0.0%
#*  Woongjin Energy Co., Ltd.                                           230,207      304,534       0.0%
#*  Woongjin Holdings Co., Ltd.                                         231,666      421,891       0.0%
#*  Woongjin Thinkbig Co., Ltd.                                         117,906      798,278       0.0%
#   Wooree ETI Co., Ltd.                                                161,548      237,678       0.0%
    Woori Investment & Securities Co., Ltd.                             627,028    6,872,686       0.2%
#*  Woori Investment Bank Co., Ltd.                                   2,881,160    1,268,863       0.0%
#   WooSung Feed Co., Ltd.                                               86,370      248,334       0.0%
#   Y G-1 Co., Ltd.                                                      85,954      768,549       0.0%
    YESCO Co., Ltd.                                                      13,100      460,967       0.0%
#   YG Entertainment, Inc.                                               43,305    1,841,413       0.1%
#   Yoosung Enterprise Co., Ltd.                                        118,812      737,148       0.0%
#   Youlchon Chemical Co., Ltd.                                          59,750      759,221       0.0%
#   Young Heung Iron & Steel Co., Ltd.                                  287,784      544,769       0.0%
    Young Poong Corp.                                                     2,389    2,650,495       0.1%
*   Young Poong Mining & Construction Corp.                               1,580           --       0.0%
#   Young Poong Precision Corp.                                          72,998      631,878       0.0%
#   Youngone Corp.                                                       89,631    5,362,906       0.1%
    Youngone Holdings Co., Ltd.                                          28,420    2,806,552       0.1%
#   Yuhan Corp.                                                          44,525    7,360,888       0.2%
    YuHwa Securities Co., Ltd.                                           13,060      178,091       0.0%
#*  Yungjin Pharmaceutical Co., Ltd.                                    469,292      626,434       0.0%
*   ZeroOne Interactive Co., Ltd.                                         3,200           --       0.0%
                                                                                ------------      ----
TOTAL SOUTH KOREA                                                                710,850,571      14.4%
                                                                                ------------      ----
TAIWAN -- (12.6%)
#   A-DATA Technology Co., Ltd.                                       1,085,879    1,954,419       0.1%
    Ability Enterprise Co., Ltd.                                      2,557,076    1,270,536       0.0%
#   AcBel Polytech, Inc.                                              2,265,599    2,563,140       0.1%
    Accton Technology Corp.                                           2,964,763    1,513,584       0.0%
#   Ace Pillar Co., Ltd.                                                254,008      170,989       0.0%
    ACES Electronic Co., Ltd.                                           454,000      558,443       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
TAIWAN -- (Continued)
#   ACHEM Technology Corp.                                            1,353,860 $  777,845       0.0%
*   Acme Electronics Corp.                                              132,000    128,869       0.0%
#   Acter Co., Ltd.                                                     200,000    511,606       0.0%
*   Action Electronics Co., Ltd.                                        761,635    137,887       0.0%
    Actron Technology Corp.                                             307,150  1,107,902       0.0%
#   Adlink Technology, Inc.                                             523,183  1,331,338       0.0%
#   Advanced Ceramic X Corp.                                            222,000    835,287       0.0%
*   Advanced Connectek, Inc.                                          1,220,000    456,510       0.0%
    Advanced International Multitech Co., Ltd.                          477,000    315,358       0.0%
#*  Advanced Wireless Semiconductor Co.                                 715,000    638,595       0.0%
#   Advancetek Enterprise Co., Ltd.                                     807,917    633,716       0.0%
#*  AGV Products Corp.                                                2,980,801    786,681       0.0%
#   AimCore Technology Co., Ltd.                                        334,589    275,601       0.0%
    Alcor Micro Corp.                                                   391,000    325,616       0.0%
    ALI Corp.                                                         1,740,000  1,438,711       0.0%
    Allis Electric Co., Ltd.                                             54,000     14,587       0.0%
    Alltek Technology Corp.                                             416,640    390,032       0.0%
    Alltop Technology Co., Ltd.                                          54,000     49,654       0.0%
#   Alpha Networks, Inc.                                              1,951,763    983,829       0.0%
    Altek Corp.                                                       1,648,945  1,781,240       0.1%
#   Ambassador Hotel (The)                                            1,514,000  1,375,215       0.0%
    AMPOC Far-East Co., Ltd.                                            520,444    487,818       0.0%
#   AmTRAN Technology Co., Ltd.                                       4,567,951  2,629,275       0.1%
    Anpec Electronics Corp.                                             534,590    486,176       0.0%
#   Apacer Technology, Inc.                                             723,576    727,363       0.0%
#   APCB, Inc.                                                          769,000    497,484       0.0%
#   Apex Biotechnology Corp.                                            629,483    987,951       0.0%
#   Apex International Co., Ltd.                                        495,293    663,764       0.0%
#   Apex Medical Corp.                                                  325,500    530,436       0.0%
#   Apex Science & Engineering                                          863,897    325,250       0.0%
#   Arcadyan Technology Corp.                                           717,581    892,924       0.0%
#   Ardentec Corp.                                                    2,210,642  1,739,565       0.1%
#*  Arima Communications Corp.                                        1,206,719    547,150       0.0%
#*  Asia Optical Co., Inc.                                            1,300,000  1,657,032       0.1%
#   Asia Plastic Recycling Holding, Ltd.                                882,460  1,115,127       0.0%
#   Asia Polymer Corp.                                                1,739,484  1,193,263       0.0%
#   Asia Vital Components Co., Ltd.                                   1,821,058  1,244,186       0.0%
#   ASROCK, Inc.                                                        223,000    605,531       0.0%
#   Aten International Co., Ltd.                                        498,479  1,219,743       0.0%
    Audix Corp.                                                         512,600    654,431       0.0%
#   AURAS Technology Co., Ltd.                                           99,585     55,996       0.0%
#   Aurora Corp.                                                        626,499  1,038,477       0.0%
#   AV Tech Corp.                                                       242,000    444,493       0.0%
    Avermedia Technologies                                              816,446    297,962       0.0%
#*  Avision, Inc.                                                       960,000    260,772       0.0%
#   AVY Precision Technology, Inc.                                      263,000    755,624       0.0%
#   Awea Mechantronic Co., Ltd.                                         227,200    310,813       0.0%
    Bank of Kaohsiung Co., Ltd.                                       2,061,651    616,719       0.0%
#   Basso Industry Corp.                                                581,000    694,080       0.0%
#   BenQ Materials Corp.                                                853,000    863,920       0.0%
#   BES Engineering Corp.                                             8,138,750  2,092,138       0.1%
#*  Bin Chuan Enterprise Co., Ltd.                                      172,542    120,910       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
    Bionet Corp.                                                         191,000 $  248,336       0.0%
    Biostar Microtech International Corp.                              1,034,975    376,523       0.0%
#   Bizlink Holding, Inc.                                                456,034  1,613,639       0.1%
#   Boardtek Electronics Corp.                                           783,000    966,329       0.0%
    Bright Led Electronics Corp.                                         678,520    272,537       0.0%
#   C Sun Manufacturing, Ltd.                                            771,221    545,353       0.0%
#   Cameo Communications, Inc.                                         1,147,818    240,267       0.0%
#   Capital Securities Corp.                                          10,890,142  3,520,865       0.1%
#   Career Technology MFG. Co., Ltd.                                   1,732,000  1,986,799       0.1%
#   Carnival Industrial Corp.                                          1,753,000    449,506       0.0%
    Cathay Chemical Works                                                 30,000     14,652       0.0%
#   Cathay Real Estate Development Co., Ltd.                           4,399,000  2,294,324       0.1%
#   Celxpert Energy Corp.                                                164,000    103,695       0.0%
    Central Reinsurance Co., Ltd.                                        867,410    456,311       0.0%
#   ChainQui Construction Development Co., Ltd.                          360,083    264,935       0.0%
#   Chaintech Technology Corp.                                           222,230    232,539       0.0%
    Champion Building Materials Co., Ltd.                              1,987,851    629,600       0.0%
#   Chang Wah Electromaterials, Inc.                                     251,673    514,727       0.0%
    Channel Well Technology Co., Ltd.                                    918,000    489,922       0.0%
#   Charoen Pokphand Enterprise                                          951,350    786,999       0.0%
#   Chaun-Choung Technology Corp.                                        397,000  1,107,368       0.0%
#   CHC Resources Corp.                                                  346,348    774,941       0.0%
    Chen Full International Co., Ltd.                                    495,000    456,242       0.0%
#   Chenbro Micom Co., Ltd.                                              402,000    642,694       0.0%
    Cheng Fwa Industrial Co., Ltd.                                        66,000     32,288       0.0%
#   Cheng Loong Corp.                                                  4,957,383  2,171,587       0.1%
#   Cheng Uei Precision Industry Co., Ltd.                             2,453,331  4,096,851       0.1%
#*  Chenming Mold Industry Corp.                                         665,437    492,552       0.0%
#   Chia Chang Co., Ltd.                                                 820,000    791,268       0.0%
#   Chia Hsin Cement Corp.                                             2,128,121  1,005,024       0.0%
#   Chien Kuo Construction Co., Ltd.                                   1,471,312    575,997       0.0%
*   Chien Shing Stainless Steel Co., Ltd.                                585,000    106,554       0.0%
    Chilisin Electronics Corp.                                           514,315    458,701       0.0%
#   Chime Ball Technology Co., Ltd.                                      143,000    359,404       0.0%
#   Chimei Materials Technology Corp.                                  1,152,900  1,264,366       0.0%
#   Chin-Poon Industrial Co., Ltd.                                     1,895,207  3,042,751       0.1%
#   China Chemical & Pharmaceutical Co., Ltd.                          1,678,000  1,128,627       0.0%
    China Development Financial Holding Corp.                            208,985     67,176       0.0%
#   China Ecotek Corp.                                                   193,000    386,220       0.0%
*   China Electric Manufacturing Corp.                                 1,596,900    583,339       0.0%
#   China General Plastics Corp.                                       2,093,105    757,902       0.0%
    China Glaze Co., Ltd.                                                733,139    337,889       0.0%
#*  China Man-Made Fiber Corp.                                         5,236,879  1,385,504       0.0%
#   China Metal Products                                               1,478,603  1,215,095       0.0%
    China Motor Corp.                                                    586,609    534,669       0.0%
#*  China Petrochemical Development Corp.                             13,454,000  4,257,864       0.1%
    China Steel Chemical Corp.                                           187,554  1,021,574       0.0%
#   China Steel Structure Co., Ltd.                                      655,000    586,235       0.0%
    China Synthetic Rubber Corp.                                       2,457,563  2,537,357       0.1%
*   China United Trust & Investment Corp.                                164,804         --       0.0%
*   China Wire & Cable Co., Ltd.                                         711,000    282,048       0.0%
#   Chinese Maritime Transport, Ltd.                                     710,850    795,731       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Chipbond Technology Corp.                                          1,760,000 $3,245,236       0.1%
#   Chong Hong Construction Co., Ltd.                                    695,778  1,431,982       0.0%
*   Chou Chin Industrial Co., Ltd.                                           825         --       0.0%
#   Chroma ATE, Inc.                                                   1,531,821  3,821,024       0.1%
    Chun YU Works & Co., Ltd.                                          1,293,000    557,649       0.0%
#   Chun Yuan Steel                                                    2,207,529    828,361       0.0%
#*  Chung Hsin Electric & Machinery Manufacturing Corp.                2,354,000  1,479,730       0.0%
*   Chung Hung Steel Corp.                                             4,954,979  1,209,493       0.0%
#*  Chung Hwa Pulp Corp.                                               2,738,031    781,025       0.0%
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.                      287,000    306,166       0.0%
*   Chunghwa Picture Tubes, Ltd.                                      16,151,000    831,289       0.0%
    Chyang Sheng Dyeing & Finishing Co., Ltd.                            297,000    146,193       0.0%
#   Cleanaway Co., Ltd.                                                  383,000  1,702,638       0.1%
    Clevo Co.                                                          2,044,200  3,629,748       0.1%
#*  CMC Magnetics Corp.                                               14,781,960  2,180,040       0.1%
*   CoAsia Microelectronics Corp.                                        472,500    175,404       0.0%
#   Collins Co., Ltd.                                                    618,431    271,768       0.0%
    Compeq Manufacturing Co., Ltd.                                     5,881,000  3,246,598       0.1%
#*  Concord Securities Corp.                                           3,268,000    847,590       0.0%
    Continental Holdings Corp.                                         2,705,320  1,001,633       0.0%
    Coretronic Corp.                                                   3,022,750  4,549,448       0.1%
*   Cosmo Electronics Corp.                                               80,137     90,132       0.0%
    Coxon Precise Industrial Co., Ltd.                                   684,000  1,203,680       0.0%
    Creative Sensor, Inc.                                                 85,000     65,125       0.0%
#*  Crystalwise Technology, Inc.                                         635,302    503,037       0.0%
#   CSBC Corp. Taiwan                                                  2,631,610  1,384,060       0.0%
#   CTCI Corp.                                                           215,000    351,495       0.0%
#   Cub Elecparts, Inc.                                                  146,638  1,546,993       0.1%
#   CviLux Corp.                                                         415,039    657,509       0.0%
#   Cyberlink Corp.                                                      458,697  1,327,274       0.0%
#   CyberPower Systems, Inc.                                             211,000    416,324       0.0%
    CyberTAN Technology, Inc.                                            939,779    759,569       0.0%
#   D-Link Corp.                                                       3,835,018  2,148,645       0.1%
#   DA CIN Construction Co., Ltd.                                        910,711    641,210       0.0%
#*  Da-Li Construction Co., Ltd.                                         395,206    455,265       0.0%
#   Dafeng TV, Ltd.                                                      285,540    465,060       0.0%
#*  Danen Technology Corp.                                             2,334,000    809,095       0.0%
#   Darfon Electronics Corp.                                           1,520,550    822,159       0.0%
#   Davicom Semiconductor, Inc.                                           52,888     54,733       0.0%
#   Daxin Materials Corp.                                                246,750    320,689       0.0%
*   De Licacy Industrial Co., Ltd.                                        70,000     26,318       0.0%
#*  Delpha Construction Co., Ltd.                                        991,931    465,177       0.0%
#   Depo Auto Parts Ind Co., Ltd.                                        527,000  1,909,491       0.1%
*   Der Pao Construction Co., Ltd.                                       476,000         --       0.0%
#   DFI, Inc.                                                            362,524    406,785       0.0%
    Dimerco Express Corp.                                                469,000    373,152       0.0%
#   Dynacolor, Inc.                                                      264,000    548,505       0.0%
*   Dynamic Electronics Co., Ltd.                                      1,550,321    779,522       0.0%
#   Dynapack International Technology Corp.                              738,000  1,795,067       0.1%
#*  E Ink Holdings, Inc.                                               5,077,000  2,469,564       0.1%
#   E-Lead Electronic Co., Ltd.                                          406,942    731,212       0.0%
#   E-Life Mall Corp.                                                    370,000    715,210       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
#*  E-Ton Solar Tech Co., Ltd.                                         2,396,209 $1,220,494       0.0%
    Eastern Media International Corp.                                  2,346,889    789,305       0.0%
#   Edimax Technology Co., Ltd.                                        1,071,108    409,608       0.0%
#   Edison Opto Corp.                                                    782,000    575,733       0.0%
#   Edom Technology Co., Ltd.                                            637,553    594,035       0.0%
#   eGalax_eMPIA Technology, Inc.                                        266,660    491,902       0.0%
#   Elan Microelectronics Corp.                                        2,204,715  3,500,540       0.1%
#   Elite Advanced Laser Corp.                                           396,000  1,245,219       0.0%
    Elite Material Co., Ltd.                                           1,576,350  1,857,373       0.1%
#   Elite Semiconductor Memory Technology, Inc.                        1,365,200  2,076,729       0.1%
    Elitegroup Computer Systems Co., Ltd.                              2,035,254  1,716,514       0.1%
#   eMemory Technology, Inc.                                             374,000  4,043,524       0.1%
*   Emerging Display Technologies Corp.                                  829,000    220,279       0.0%
#   ENG Electric Co., Ltd.                                               755,580    461,557       0.0%
#   EnTie Commercial Bank Co., Ltd.                                    1,884,603    830,970       0.0%
#*  Entire Technology Co., Ltd.                                          392,000    305,862       0.0%
*   Episil Holdings, Inc.                                                921,000    426,943       0.0%
#   Eternal Materials Co., Ltd.                                        3,721,647  3,686,508       0.1%
#*  Etron Technology, Inc.                                             1,395,000    651,814       0.0%
#   Everest Textile Co., Ltd.                                          1,366,562    636,776       0.0%
    Evergreen International Storage & Transport Corp.                  3,037,000  1,779,134       0.1%
#   Everlight Chemical Industrial Corp.                                2,350,829  1,954,955       0.1%
#   Everlight Electronics Co., Ltd.                                    2,155,000  4,088,766       0.1%
#   Everspring Industry Co., Ltd.                                        351,000    350,629       0.0%
    Excelsior Medical Co., Ltd.                                          495,654    836,731       0.0%
    Far Eastern International Bank                                    11,735,317  3,956,343       0.1%
#   Faraday Technology Corp.                                           1,883,648  2,006,265       0.1%
*   Farglory F T Z Investment Holding Co., Ltd.                          521,000    352,102       0.0%
#   Farglory Land Development Co., Ltd.                                  489,000    483,647       0.0%
    Federal Corp.                                                      2,562,359  1,521,290       0.1%
    Feedback Technology Corp.                                            172,000    269,701       0.0%
#   Feng Hsin Iron & Steel Co.                                         2,364,100  2,911,323       0.1%
    Feng TAY Enterprise Co., Ltd.                                        841,078  2,173,549       0.1%
    Fine Blanking & Tool Co., Ltd.                                        13,000     19,694       0.0%
    First Copper Technology Co., Ltd.                                    929,000    316,787       0.0%
    First Hotel                                                          763,424    492,303       0.0%
#   First Insurance Co, Ltd. (The)                                     1,074,179    545,874       0.0%
*   First Steamship Co., Ltd.                                          2,104,218  1,374,187       0.0%
#   FLEXium Interconnect, Inc.                                         1,177,379  2,492,438       0.1%
#   Flytech Technology Co., Ltd.                                         544,698  1,947,970       0.1%
#*  Forhouse Corp.                                                     2,204,635    856,209       0.0%
#   Formosa Advanced Technologies Co., Ltd.                              915,000    613,859       0.0%
#*  Formosa Epitaxy, Inc.                                              1,937,811    993,299       0.0%
#   Formosa International Hotels Corp.                                   174,067  1,802,613       0.1%
*   Formosa Laboratories, Inc.                                           374,000    724,580       0.0%
#   Formosa Oilseed Processing Co., Ltd.                                 688,567    446,868       0.0%
    Formosa Optical Technology Co., Ltd.                                 229,000    638,246       0.0%
    Formosan Rubber Group, Inc.                                        2,421,000  2,640,436       0.1%
    Formosan Union Chemical                                            1,222,218    505,861       0.0%
#   Fortune Electric Co., Ltd.                                           576,078    281,272       0.0%
    Founding Construction & Development Co., Ltd.                        940,082    634,619       0.0%
#   Foxlink Image Technology Co., Ltd.                                   619,000    372,299       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
*   Froch Enterprise Co., Ltd.                                         1,017,000 $  420,068       0.0%
    FSP Technology, Inc.                                               1,034,887    861,840       0.0%
#   Fullerton Technology Co., Ltd.                                       569,600    468,182       0.0%
#   Fulltech Fiber Glass Corp.                                         1,888,083    681,345       0.0%
#   Fwusow Industry Co., Ltd.                                            809,186    401,479       0.0%
    G Shank Enterprise Co., Ltd.                                         818,281    732,361       0.0%
#*  G Tech Optoelectronics Corp.                                       1,236,000  1,006,848       0.0%
    Gallant Precision Machining Co., Ltd.                                929,000    368,388       0.0%
#   Gamania Digital Entertainment Co., Ltd.                              669,000    635,290       0.0%
*   GEM Terminal Industrial Co., Ltd.                                     23,386      9,277       0.0%
#   Gemtek Technology Corp.                                            2,064,219  1,514,953       0.1%
#   General Plastic Industrial Co., Ltd.                                 199,553    216,374       0.0%
#*  Genesis Photonics, Inc.                                            1,847,990    916,092       0.0%
#*  Genius Electronic Optical Co., Ltd.                                  404,427  1,134,354       0.0%
#   GeoVision, Inc.                                                      301,079  1,095,107       0.0%
#   Getac Technology Corp.                                             2,226,360  1,121,478       0.0%
#*  Giantplus Technology Co., Ltd.                                     1,268,900    436,676       0.0%
#   Giga Solution Tech Co., Ltd.                                         636,446    394,387       0.0%
#   Gigabyte Technology Co., Ltd.                                      3,078,800  3,544,238       0.1%
#   Gigasolar Materials Corp.                                            129,880  2,188,021       0.1%
#*  Gigastorage Corp.                                                  1,912,561  1,685,638       0.1%
#*  Gintech Energy Corp.                                               2,307,936  1,805,967       0.1%
*   Global Brands Manufacture, Ltd.                                    1,795,359    565,929       0.0%
    Global Lighting Technologies, Inc.                                   449,000    606,099       0.0%
#   Global Mixed Mode Technology, Inc.                                   424,000  1,138,287       0.0%
#   Global Unichip Corp.                                                 496,000  1,498,593       0.0%
    Globe Union Industrial Corp.                                       1,196,914    587,326       0.0%
#   Gloria Material Technology Corp.                                   2,745,565  1,816,756       0.1%
    Glory Science Co., Ltd.                                              239,296    327,926       0.0%
*   Glotech Industrial Corp.                                             465,000    108,185       0.0%
#*  Gold Circuit Electronics, Ltd.                                     2,468,227  1,022,033       0.0%
*   Goldsun Development & Construction Co., Ltd.                       7,546,722  2,669,002       0.1%
#   Good Will Instrument Co., Ltd.                                       215,755    153,583       0.0%
#   Gourmet Master Co., Ltd.                                             223,000  1,411,537       0.0%
#   Grand Pacific Petrochemical                                        5,777,000  2,767,953       0.1%
#   Grape King Bio, Ltd.                                                 533,000  2,227,958       0.1%
    Great China Metal Industry                                           869,000    802,090       0.0%
    Great Taipei Gas Co., Ltd.                                         1,561,000  1,196,362       0.0%
#   Great Wall Enterprise Co., Ltd.                                    2,956,774  2,681,607       0.1%
#*  Green Energy Technology, Inc.                                      1,855,457  1,211,187       0.0%
*   GTM Corp.                                                            827,000    589,148       0.0%
#*  Hannstar Board Corp.                                               1,728,049    649,492       0.0%
#   HannStar Display Corp.                                            16,932,506  4,265,376       0.1%
*   HannsTouch Solution, Inc.                                          4,577,130    953,960       0.0%
    Harvatek Corp.                                                       899,623    517,039       0.0%
#   Hey Song Corp.                                                     1,828,750  2,189,053       0.1%
#   Hi-Clearance, Inc.                                                   127,000    412,512       0.0%
#   Hiroca Holdings, Ltd.                                                296,448    924,727       0.0%
*   HiTi Digital, Inc.                                                   730,935    364,059       0.0%
#   Hitron Technology, Inc.                                            1,493,213    745,729       0.0%
*   Hiyes International Co., Ltd.                                          5,043      9,203       0.0%
#   Ho Tung Chemical Corp.                                             4,497,400  1,582,908       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
TAIWAN -- (Continued)
#   Hocheng Corp.                                                     1,737,700 $  594,895       0.0%
#*  Hold-Key Electric Wire & Cable Co., Ltd.                            205,908     53,562       0.0%
#   Holiday Entertainment Co., Ltd.                                     323,800    370,817       0.0%
#   Holtek Semiconductor, Inc.                                          945,000  1,606,680       0.1%
    Holy Stone Enterprise Co., Ltd.                                   1,059,728  1,406,568       0.0%
    Hong Ho Precision Textile Co., Ltd.                                  40,000     38,077       0.0%
    Hong TAI Electric Industrial                                      1,234,000    405,889       0.0%
#   Hong YI Fiber Industry Co.                                           75,652     30,556       0.0%
    Horizon Securities Co., Ltd.                                      2,380,000    648,582       0.0%
#   Hota Industrial Manufacturing Co., Ltd.                           1,015,128  1,818,891       0.1%
#   Hsin Kuang Steel Co., Ltd.                                        1,317,443    748,879       0.0%
#   Hsin Yung Chien Co., Ltd.                                           179,100    648,216       0.0%
#   Hsing TA Cement Co.                                                 620,000    270,523       0.0%
#   Hu Lane Associate, Inc.                                             417,866  1,462,670       0.0%
    HUA ENG Wire & Cable                                              2,359,565    780,556       0.0%
*   Hua Yu Lien Development Co., Ltd.                                     3,701      6,005       0.0%
#   Huaku Development Co., Ltd.                                       1,408,816  2,314,581       0.1%
    Huang Hsiang Construction Corp.                                     591,800    767,984       0.0%
#   Hung Ching Development & Construction Co., Ltd.                     596,000    320,037       0.0%
    Hung Poo Real Estate Development Corp.                            1,521,185  1,146,382       0.0%
    Hung Sheng Construction, Ltd.                                     2,573,400  1,578,235       0.1%
#   Huxen Corp.                                                         293,244    409,479       0.0%
#   Hwa Fong Rubber Co., Ltd.                                         1,494,010  1,105,012       0.0%
#   Hwacom Systems, Inc.                                                564,000    299,568       0.0%
#   I-Chiun Precision Industry Co., Ltd.                              1,059,313    619,423       0.0%
#   I-Sheng Electric Wire & Cable Co., Ltd.                             592,000    799,377       0.0%
#   Ibase Technology, Inc.                                              491,605    880,506       0.0%
#   Ichia Technologies, Inc.                                          1,679,000  1,835,458       0.1%
#   Ideal Bike Corp.                                                    501,263    218,337       0.0%
#   IEI Integration Corp.                                               588,209    937,629       0.0%
#   ILI Technology Corp.                                                388,383    872,306       0.0%
    Infortrend Technology, Inc.                                       1,292,163    721,100       0.0%
#   Inpaq Technology Co., Ltd.                                          157,000    218,452       0.0%
    Insyde Software Corp.                                               107,000    174,584       0.0%
    ITE Technology, Inc.                                                765,095    800,948       0.0%
    ITEQ Corp.                                                        1,414,614  1,103,226       0.0%
#*  J Touch Corp.                                                       759,000    410,265       0.0%
*   Janfusun Fancyworld Corp.                                           823,564    124,046       0.0%
*   Jenn Feng New Energy Co., Ltd.                                      286,000     56,605       0.0%
#   Jentech Precision Industrial Co., Ltd.                              386,868    868,154       0.0%
    Jess-Link Products Co., Ltd.                                        861,900    768,141       0.0%
    Jih Sun Financial Holdings Co., Ltd.                              5,852,843  1,561,578       0.1%
#   Johnson Health Tech Co., Ltd.                                       529,331  1,239,937       0.0%
    K Laser Technology, Inc.                                            889,000    440,446       0.0%
#   Kang Na Hsiung Enterprise Co., Ltd.                                 559,020    258,989       0.0%
    Kao Hsing Chang Iron & Steel                                        509,600    177,979       0.0%
#   Kaori Heat Treatment Co., Ltd.                                      403,270    785,508       0.0%
#   Kaulin Manufacturing Co., Ltd.                                      726,330    487,512       0.0%
#   KD Holding Corp.                                                    110,000    594,717       0.0%
#   KEE TAI Properties Co., Ltd.                                      1,987,473  1,141,673       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.                           1,170,000    519,360       0.0%
    Kerry TJ Logistics Co., Ltd.                                      1,609,000  2,011,636       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
    Keysheen Cayman Holdings Co., Ltd.                                     2,000 $    3,090       0.0%
#   Kindom Construction Corp.                                          1,934,000  1,668,231       0.1%
#   King Slide Works Co., Ltd.                                           265,550  3,486,665       0.1%
    King Yuan Electronics Co., Ltd.                                    6,711,979  5,317,532       0.1%
    King's Town Bank Co., Ltd.                                         4,036,701  4,414,883       0.1%
*   King's Town Construction Co., Ltd.                                   929,210    814,136       0.0%
#   Kinik Co.                                                            594,000  1,203,031       0.0%
#   Kinko Optical Co., Ltd.                                              812,000    559,640       0.0%
#*  Kinpo Electronics                                                  6,764,157  2,952,726       0.1%
#   KMC Kuei Meng International, Inc.                                    189,875    782,153       0.0%
#   KS Terminals, Inc.                                                   592,482    677,762       0.0%
#   Kung Long Batteries Industrial Co., Ltd.                             321,000  1,079,304       0.0%
    Kung Sing Engineering Corp.                                        1,746,000    703,690       0.0%
#   Kuo Toong International Co., Ltd.                                    989,000  1,468,327       0.0%
    Kuoyang Construction Co., Ltd.                                     2,438,384  1,042,054       0.0%
#   Kwong Fong Industries Corp.                                        1,305,760    717,862       0.0%
    KYE Systems Corp.                                                  1,576,381    543,105       0.0%
    L&K Engineering Co., Ltd.                                            623,048    509,592       0.0%
    LAN FA Textile                                                       951,933    295,505       0.0%
    Laser Tek Taiwan Co., Ltd.                                            46,504     35,602       0.0%
#   LCY Chemical Corp.                                                 1,265,383    615,022       0.0%
    Leader Electronics, Inc.                                             852,000    298,914       0.0%
#   Leadtrend Technology Corp.                                           207,086    262,171       0.0%
*   Lealea Enterprise Co., Ltd.                                        4,155,892  1,175,566       0.0%
#   Ledtech Electronics Corp.                                            592,000    295,596       0.0%
#   LEE CHI Enterprises Co., Ltd.                                      1,055,000    464,516       0.0%
#   Lelon Electronics Corp.                                              513,000    623,862       0.0%
#*  Leofoo Development Co.                                             1,436,000    520,150       0.0%
*   LES Enphants Co., Ltd.                                             1,217,754    689,533       0.0%
#   Lextar Electronics Corp.                                           2,155,500  1,799,033       0.1%
#*  Li Peng Enterprise Co., Ltd.                                       3,468,426  1,194,054       0.0%
#   Lian HWA Food Corp.                                                  434,883    460,005       0.0%
*   Lien Chang Electronic Enter                                          366,000    220,185       0.0%
#   Lien Hwa Industrial Corp.                                          3,252,676  2,112,331       0.1%
#   Lingsen Precision Industries, Ltd.                                 2,220,506  1,131,322       0.0%
    Lite-On Semiconductor Corp.                                        1,173,539    772,988       0.0%
#   Long Bon International Co., Ltd.                                   1,851,945  1,130,628       0.0%
#   Long Chen Paper Co., Ltd.                                          2,939,709  1,471,577       0.0%
#   Longwell Co.                                                         774,000    684,710       0.0%
#   Lotes Co., Ltd.                                                      359,778  1,494,522       0.0%
#   Lucky Cement Corp.                                                 1,355,000    448,478       0.0%
#   Lumax International Corp., Ltd.                                      487,769  1,042,558       0.0%
    Lung Yen Life Service Corp.                                          119,000    350,502       0.0%
#   Macroblock, Inc.                                                     154,000    306,609       0.0%
#*  Macronix International                                            21,460,481  4,822,350       0.1%
*   MacroWell OMG Digital Entertainment Co., Ltd.                         38,000     80,209       0.0%
#   Mag Layers Scientific-Technics Co., Ltd.                             212,303    224,799       0.0%
#   Makalot Industrial Co., Ltd.                                         928,717  4,859,042       0.1%
    Marketech International Corp.                                        743,000    524,277       0.0%
    Masterlink Securities Corp.                                        6,150,896  1,960,180       0.1%
    Mayer Steel Pipe Corp.                                               842,567    400,475       0.0%
    Maywufa Co., Ltd.                                                    170,322     78,384       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
TAIWAN -- (Continued)
    Meiloon Industrial Co.                                              393,809 $  166,408       0.0%
    Mercuries & Associates, Ltd.                                      1,787,991  1,035,113       0.0%
#*  Mercuries Life Insurance Co., Ltd.                                2,552,400  1,433,430       0.0%
#   Merry Electronics Co., Ltd.                                       1,014,477  4,102,640       0.1%
    Micro-Star International Co., Ltd.                                3,455,075  4,231,645       0.1%
#*  Microbio Co., Ltd.                                                1,664,607  1,450,200       0.0%
#*  Microelectronics Technology, Inc.                                   739,019    356,760       0.0%
#   Microlife Corp.                                                     231,600    493,579       0.0%
#   MIN AIK Technology Co., Ltd.                                        946,316  4,181,426       0.1%
#   Mirle Automation Corp.                                              855,009    711,645       0.0%
#   Mitac Holdings Corp.                                              2,729,000  2,112,653       0.1%
#   Mobiletron Electronics Co., Ltd.                                    347,000    724,355       0.0%
#*  Mosel Vitelic, Inc.                                               1,982,014    426,795       0.0%
#   Motech Industries, Inc.                                           1,899,000  2,347,848       0.1%
#   MPI Corp.                                                           331,000    989,443       0.0%
#   Nak Sealing Technologies Corp.                                      267,954    926,096       0.0%
#   Namchow Chemical Industrial Co., Ltd.                               823,000  1,326,564       0.0%
#   Nan Kang Rubber Tire Co., Ltd.                                    2,953,952  3,241,407       0.1%
#   Nan Ren Lake Leisure Amusement Co., Ltd.                          1,080,000    408,240       0.0%
#*  Nan Ya Printed Circuit Board Corp.                                1,426,000  1,979,613       0.1%
    Nantex Industry Co., Ltd.                                         1,282,157    640,346       0.0%
#   National Petroleum Co., Ltd.                                      1,045,824  1,194,639       0.0%
#   Neo Solar Power Corp.                                             3,887,187  3,685,485       0.1%
#   Netronix, Inc.                                                      441,000    478,362       0.0%
    New Asia Construction & Development Corp.                           732,835    192,620       0.0%
#   New Era Electronics Co., Ltd.                                       431,000    451,574       0.0%
#   Newmax Technology Co., Ltd.                                         515,009    600,940       0.0%
#   Nexcom International Co., Ltd.                                      444,094    735,146       0.0%
    Nichidenbo Corp.                                                    692,620    542,427       0.0%
#   Nien Hsing Textile Co., Ltd.                                      1,331,436  1,100,915       0.0%
    Nishoku Technology, Inc.                                            171,000    235,814       0.0%
#   Nuvoton Technology Corp.                                            414,000    364,361       0.0%
#*  O-TA Precision Industry Co., Ltd.                                    17,000      9,343       0.0%
#*  Ocean Plastics Co., Ltd.                                            812,200    973,000       0.0%
#   OptoTech Corp.                                                    3,002,886  1,226,861       0.0%
#*  Orient Semiconductor Electronics, Ltd.                            2,971,000  1,155,573       0.0%
#   Oriental Union Chemical Corp.                                     3,021,267  2,285,524       0.1%
#   Orise Technology Co., Ltd.                                          579,000    691,311       0.0%
*   P-Two Industries, Inc.                                               49,000     20,946       0.0%
    Pacific Construction Co.                                          1,311,921    439,691       0.0%
#   Pacific Hospital Supply Co., Ltd.                                   356,000    761,128       0.0%
#*  Pan Jit International, Inc.                                       2,061,541    862,879       0.0%
#   Pan-International Industrial Corp.                                2,164,747  1,348,523       0.0%
#   Parade Technologies, Ltd.                                           302,401  2,871,343       0.1%
#   Paragon Technologies Co., Ltd.                                      416,246    599,883       0.0%
#   PChome Online, Inc.                                                 395,119  4,008,906       0.1%
#   Phihong Technology Co., Ltd.                                      1,506,901    794,446       0.0%
    Phison Electronics Corp.                                            136,000    918,579       0.0%
#   Phoenix Tours International, Inc.                                   273,000    372,868       0.0%
#   Pixart Imaging, Inc.                                                725,150  1,610,649       0.1%
*   Plotech Co., Ltd.                                                   115,000     43,013       0.0%
#   Polytronics Technology Corp.                                        287,027    636,108       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
    Portwell, Inc.                                                       540,000 $  741,791       0.0%
#   Posiflex Technology, Inc.                                            242,374  1,092,554       0.0%
*   Potrans Electrical Corp.                                             228,000         --       0.0%
    Power Mate Technology Co., Ltd.                                      157,000    299,344       0.0%
#*  Power Quotient International Co., Ltd.                               836,600    426,153       0.0%
*   Powercom Co., Ltd.                                                   867,140    137,727       0.0%
#*  Powertech Industrial Co., Ltd.                                       367,000    266,090       0.0%
#   Poya Co., Ltd.                                                       274,065  1,847,375       0.1%
    President Securities Corp.                                         4,557,488  2,384,139       0.1%
#   Prime Electronics Satellitics, Inc.                                  819,822    325,099       0.0%
#   Prince Housing & Development Corp.                                 6,585,644  2,471,123       0.1%
#*  Princeton Technology Corp.                                           974,000    357,142       0.0%
*   Prodisc Technology, Inc.                                           1,707,199         --       0.0%
#   Promate Electronic Co., Ltd.                                         852,000    990,530       0.0%
#   Promise Technology, Inc.                                             821,286    971,995       0.0%
*   Protop Technology Co., Ltd.                                          192,000         --       0.0%
#*  Qisda Corp.                                                        8,887,900  3,992,591       0.1%
#   Qualipoly Chemical Corp.                                             275,000    198,804       0.0%
#   Quanta Storage, Inc.                                                 723,000    796,685       0.0%
#*  Quintain Steel Co., Ltd.                                           2,024,824    417,494       0.0%
#   Radium Life Tech Co., Ltd.                                         4,112,059  2,364,130       0.1%
#   Ralec Electronic Corp.                                               192,209    362,007       0.0%
#   Rechi Precision Co., Ltd.                                          1,611,181  1,615,098       0.1%
#   Rexon Industrial Corp., Ltd.                                          94,392     36,226       0.0%
#   Rich Development Co., Ltd.                                         3,647,036  1,515,124       0.1%
#   Richtek Technology Corp.                                             801,000  3,865,234       0.1%
#*  Ritek Corp.                                                       15,590,387  1,776,894       0.1%
#   Rotam Global Agrosciences, Ltd.                                      373,000    663,432       0.0%
#   Ruentex Engineering & Construction Co.                               226,000    461,569       0.0%
#   Run Long Construction Co., Ltd.                                      380,000    355,854       0.0%
*   Sainfoin Technology Corp.                                            131,260         --       0.0%
    Sampo Corp.                                                        3,014,327  1,194,355       0.0%
    San Fang Chemical Industry Co., Ltd.                                 728,480    702,654       0.0%
#   San Shing Fastech Corp.                                              462,796  1,203,768       0.0%
*   Sanyang Industry Co., Ltd.                                         2,947,628  2,605,568       0.1%
#   SCI Pharmtech, Inc.                                                  250,395    489,796       0.0%
#   Scientech Corp.                                                      249,000    529,299       0.0%
#   SDI Corp.                                                            747,000    957,976       0.0%
#   Sea Sonic Electronics Co., Ltd.                                      195,000    305,907       0.0%
#   Senao International Co., Ltd.                                        511,541    935,237       0.0%
#   Sercomm Corp.                                                      1,197,000  2,672,775       0.1%
#   Sesoda Corp.                                                         831,822    948,686       0.0%
    Shan-Loong Transportation Co., Ltd.                                   29,000     22,533       0.0%
#   Sheng Yu Steel Co., Ltd.                                             639,980    423,358       0.0%
    ShenMao Technology, Inc.                                             498,891    530,341       0.0%
#   Shih Her Technologies, Inc.                                          275,000    501,790       0.0%
    Shih Wei Navigation Co., Ltd.                                      1,274,183    784,204       0.0%
    Shihlin Electric & Engineering Corp.                               1,663,000  2,172,759       0.1%
*   Shihlin Paper Corp.                                                  404,000    521,516       0.0%
    Shin Hai Gas Corp.                                                     1,157      1,619       0.0%
    Shin Zu Shing Co., Ltd.                                              827,144  1,819,046       0.1%
#*  Shining Building Business Co., Ltd.                                1,776,401  1,072,726       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Shinkong Insurance Co., Ltd.                                       1,094,131 $  816,913       0.0%
#   Shinkong Synthetic Fibers Corp.                                    8,269,395  2,938,517       0.1%
    Shinkong Textile Co., Ltd.                                         1,068,542  1,407,447       0.0%
#   Shiny Chemical Industrial Co., Ltd.                                  294,031    427,526       0.0%
#   Shuttle, Inc.                                                      1,988,152    541,351       0.0%
#   Sigurd Microelectronics Corp.                                      1,894,974  1,813,748       0.1%
#*  Silicon Integrated Systems Corp.                                   2,908,820    806,267       0.0%
#   Silicon Power Computer & Communications, Inc.                        275,000    260,412       0.0%
#   Silitech Technology Corp.                                            928,774    627,371       0.0%
#   Sinbon Electronics Co., Ltd.                                       1,140,000  1,477,428       0.0%
    Sincere Navigation Corp.                                           1,824,786  1,580,277       0.1%
    Singatron Enterprise Co., Ltd.                                       437,000    166,220       0.0%
#   Sinkang Industries Co., Ltd.                                         153,521     55,558       0.0%
#   Sinmag Equipment Corp.                                               192,938  1,237,929       0.0%
#   Sino-American Silicon Products, Inc.                               2,921,000  4,514,184       0.1%
#   Sinon Corp.                                                        2,000,510  1,088,835       0.0%
    Sinphar Pharmaceutical Co., Ltd.                                     742,595  1,043,790       0.0%
#   Sinyi Realty, Inc.                                                 1,193,028  1,418,094       0.0%
#   Sirtec International Co., Ltd.                                       773,000  1,639,883       0.1%
    Sitronix Technology Corp.                                            628,879  1,520,569       0.1%
    Siward Crystal Technology Co., Ltd.                                  908,000    652,793       0.0%
#   Soft-World International Corp.                                       550,000  1,453,498       0.0%
#   Solar Applied Materials Technology Co.                             1,790,581  1,410,040       0.0%
#*  Solartech Energy Corp.                                             2,076,616  1,329,877       0.0%
    Solomon Technology Corp.                                             134,159     81,992       0.0%
*   Solytech Enterprise Corp.                                            974,000    264,656       0.0%
    Sonix Technology Co., Ltd.                                           888,000  1,252,866       0.0%
    Southeast Cement Co., Ltd.                                         1,053,700    541,853       0.0%
    Spirox Corp.                                                          66,000     50,802       0.0%
#   Sporton International, Inc.                                          365,505  1,771,280       0.1%
#   St Shine Optical Co., Ltd.                                           249,000  4,374,416       0.1%
    Standard Chemical & Pharmaceutical Co., Ltd.                         493,571    611,559       0.0%
    Stark Technology, Inc.                                               677,860    635,409       0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd.                      764,487    502,087       0.0%
#*  Sunplus Technology Co., Ltd.                                       1,808,000    689,215       0.0%
#   Sunrex Technology Corp.                                            1,296,736    713,657       0.0%
#   Sunspring Metal Corp.                                                504,000    802,533       0.0%
#   Super Dragon Technology Co., Ltd.                                    159,382     91,593       0.0%
#   Supreme Electronics Co., Ltd.                                      1,416,579    787,312       0.0%
#   Swancor Ind Co., Ltd.                                                221,206    868,109       0.0%
    Sweeten Construction Co., Ltd.                                       594,522    340,121       0.0%
#   Syncmold Enterprise Corp.                                            663,000  1,268,296       0.0%
#   Sysage Technology Co., Ltd.                                          447,080    502,349       0.0%
    Systex Corp.                                                         242,388    443,164       0.0%
#   T-Mac Techvest PCB Co., Ltd.                                         713,000    363,298       0.0%
#   TA Chen Stainless Pipe                                             3,550,248  2,186,724       0.1%
#*  Ta Chong Bank, Ltd.                                               10,125,528  3,365,621       0.1%
    Ta Chong Securities Co., Ltd.                                      1,204,000    401,236       0.0%
#   Ta Ya Electric Wire & Cable                                        3,118,306    670,922       0.0%
#   Ta Yih Industrial Co., Ltd.                                          194,000    455,355       0.0%
#   TA-I Technology Co., Ltd.                                          1,019,009    569,048       0.0%
    Tah Hsin Industrial Co., Ltd.                                        426,600    404,629       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
    TAI Roun Products Co., Ltd.                                          239,000 $   79,817       0.0%
#   Tai Tung Communication Co., Ltd.                                     336,727    485,664       0.0%
#   Taichung Commercial Bank Co., Ltd.                                10,456,831  3,510,177       0.1%
#   TaiDoc Technology Corp.                                              224,000    715,374       0.0%
#   Taiflex Scientific Co., Ltd.                                         865,000  1,283,649       0.0%
#   Taimide Tech, Inc.                                                   468,000    616,881       0.0%
#   Tainan Enterprises Co., Ltd.                                         785,370    650,559       0.0%
#   Tainan Spinning Co., Ltd.                                          5,799,737  3,218,127       0.1%
#*  Taisun Enterprise Co., Ltd.                                        1,682,428    636,892       0.0%
#*  Taita Chemical Co., Ltd.                                           1,034,951    286,204       0.0%
#   Taiwan Acceptance Corp.                                              493,480  1,194,296       0.0%
#   Taiwan Calsonic Co., Ltd.                                             33,000     22,578       0.0%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                       475,000    765,848       0.0%
#   Taiwan Cogeneration Corp.                                          1,895,566  1,502,083       0.0%
    Taiwan Fire & Marine Insurance Co., Ltd.                           1,055,338    761,721       0.0%
*   Taiwan Flourescent Lamp Co., Ltd.                                    176,000         --       0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                                 710,000    681,935       0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd.                              1,338,814  2,194,138       0.1%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                       911,120    623,263       0.0%
*   Taiwan Kolin Co., Ltd.                                             1,356,000         --       0.0%
    Taiwan Land Development Corp.                                      3,673,616  1,305,166       0.0%
#*  Taiwan Life Insurance Co., Ltd.                                    2,289,586  1,372,096       0.0%
#   Taiwan Line Tek Electronic                                           505,545    382,887       0.0%
    Taiwan Mask Corp.                                                  1,038,412    322,214       0.0%
    Taiwan Navigation Co., Ltd.                                        1,012,777    718,475       0.0%
#   Taiwan Paiho, Ltd.                                                 1,457,287  2,029,021       0.1%
    Taiwan PCB Techvest Co., Ltd.                                      1,408,238  2,077,909       0.1%
#*  Taiwan Prosperity Chemical Corp.                                     950,000    676,115       0.0%
#*  Taiwan Pulp & Paper Corp.                                          1,940,980    727,255       0.0%
#   Taiwan Sakura Corp.                                                1,420,003    986,184       0.0%
    Taiwan Sanyo Electric Co., Ltd.                                      458,400    478,277       0.0%
#   Taiwan Secom Co., Ltd.                                             1,085,371  2,877,993       0.1%
    Taiwan Semiconductor Co., Ltd.                                     1,423,000  1,298,971       0.0%
    Taiwan Sogo Shin Kong SEC                                          1,305,710  1,651,296       0.1%
#   Taiwan Styrene Monomer                                             3,070,209  1,267,419       0.0%
    Taiwan Surface Mounting Technology Co., Ltd.                       1,426,132  1,998,223       0.1%
#   Taiwan TEA Corp.                                                   3,887,897  2,112,030       0.1%
    Taiwan Union Technology Corp.                                      1,288,000  1,070,660       0.0%
#   Taiyen Biotech Co., Ltd.                                             777,883    622,018       0.0%
*   Tang Eng Iron Works Co., Ltd.                                          7,000     10,408       0.0%
*   Tatung Co., Ltd.                                                  12,209,015  3,467,397       0.1%
#   Te Chang Construction Co., Ltd.                                      412,482    338,010       0.0%
*   Tecom Co., Ltd.                                                      108,114      9,353       0.0%
#*  Tekcore Co., Ltd.                                                    360,000    105,559       0.0%
    Ten Ren Tea Co., Ltd.                                                187,980    289,378       0.0%
    Test Research, Inc.                                                  877,821  1,433,278       0.0%
    Test-Rite International Co., Ltd.                                  1,680,495  1,110,420       0.0%
    Tex-Ray Industrial Co., Ltd.                                         598,000    259,277       0.0%
    ThaiLin Semiconductor Corp.                                          226,000    151,325       0.0%
#   Thinking Electronic Industrial Co., Ltd.                             442,204    643,094       0.0%
#   Thye Ming Industrial Co., Ltd.                                       920,669  1,023,861       0.0%
    Ton Yi Industrial Corp.                                            1,624,644    965,964       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
TAIWAN -- (Continued)
#   Tong Hsing Electronic Industries, Ltd.                              791,963 $3,017,272       0.1%
#   Tong Yang Industry Co., Ltd.                                      2,115,741  2,160,728       0.1%
    Tong-Tai Machine & Tool Co., Ltd.                                 1,149,599  1,020,537       0.0%
    Topco Scientific Co., Ltd.                                          824,363  1,490,376       0.0%
#   Topco Technologies Corp.                                            121,000    268,295       0.0%
#   Topoint Technology Co., Ltd.                                        839,776    798,527       0.0%
#   Toung Loong Textile Manufacturing                                   451,000  1,259,225       0.0%
#   Trade-Van Information Services Co.                                  253,000    221,892       0.0%
#   Transasia Airways Corp.                                             842,000    315,609       0.0%
#   Tripod Technology Corp.                                           2,338,000  4,376,237       0.1%
    Tsann Kuen Enterprise Co., Ltd.                                     514,686    541,683       0.0%
#   TSC Auto ID Technology Co., Ltd.                                    119,000    888,874       0.0%
#   TSRC Corp.                                                          701,200    788,958       0.0%
#   Ttet Union Corp.                                                    270,000    637,774       0.0%
#   TTFB Co., Ltd.                                                       43,000    378,958       0.0%
    TTY Biopharm Co., Ltd.                                              908,979  1,694,710       0.1%
#   Tung Ho Steel Enterprise Corp.                                    4,359,000  3,437,389       0.1%
#   Tung Ho Textile Co., Ltd.                                           598,000    157,070       0.0%
#   Tung Thih Electronic Co., Ltd.                                      336,600  1,049,355       0.0%
#   TURVO International Co., Ltd.                                       269,112    843,996       0.0%
    TXC Corp.                                                         1,688,053  2,092,252       0.1%
*   TYC Brother Industrial Co., Ltd.                                  1,051,980    580,646       0.0%
#*  Tycoons Group Enterprise                                          2,792,182    514,635       0.0%
*   Tyntek Corp.                                                      1,264,686    283,153       0.0%
    TZE Shin International Co., Ltd.                                    275,425     79,984       0.0%
#   Ubright Optronics Corp.                                             235,500    340,496       0.0%
    Unic Technology Corp.                                                72,723     30,781       0.0%
#*  Union Bank Of Taiwan                                              5,395,707  1,830,229       0.1%
#*  Union Insurance Co., Ltd.                                           449,660    391,838       0.0%
#   Unitech Computer Co., Ltd.                                          621,804    358,461       0.0%
#   Unitech Printed Circuit Board Corp.                               3,157,370  1,294,858       0.0%
#   United Integrated Services Co., Ltd.                              1,186,439  1,127,820       0.0%
#   Unity Opto Technology Co., Ltd.                                   1,629,500  1,439,828       0.0%
#   Universal Cement Corp.                                            1,956,114  1,721,949       0.1%
    Unizyx Holding Corp.                                              2,160,430  1,275,169       0.0%
#   UPC Technology Corp.                                              3,978,447  1,361,608       0.0%
#   Userjoy Technology Co., Ltd.                                         74,000    111,502       0.0%
#   USI Corp.                                                         4,221,734  1,999,811       0.1%
    Ve Wong Corp.                                                       621,696    458,670       0.0%
#   Viking Tech Corp.                                                   480,815    330,105       0.0%
    Visual Photonics Epitaxy Co., Ltd.                                1,337,696  1,196,212       0.0%
#   Vivotek, Inc.                                                       366,443  1,262,687       0.0%
#*  Wafer Works Corp.                                                 2,098,580    870,331       0.0%
#   Wah Hong Industrial Corp.                                           354,021    371,895       0.0%
#   Wah Lee Industrial Corp.                                            898,000  1,567,717       0.1%
*   Walsin Lihwa Corp.                                                4,298,000  1,426,891       0.0%
#*  Walsin Technology Corp.                                           3,315,873  1,146,878       0.0%
#   Walton Advanced Engineering, Inc.                                 1,744,197    816,415       0.0%
    Wan Hai Lines, Ltd.                                                 345,000    255,161       0.0%
    WAN HWA Enterprise Co.                                              658,083    320,284       0.0%
    Waterland Financial Holdings Co., Ltd.                            5,457,197  1,517,298       0.1%
#*  Ways Technical Corp., Ltd.                                          436,000    434,798       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                      ---------- ------------ ---------------
TAIWAN -- (Continued)
*   WEI Chih Steel Industrial Co., Ltd.                                  433,000 $     61,208       0.0%
#   Wei Chuan Foods Corp.                                              1,836,000    1,530,648       0.1%
#*  Wei Mon Industry Co., Ltd.                                         1,812,282      412,854       0.0%
#   Weikeng Industrial Co., Ltd.                                       1,105,100      843,583       0.0%
#   Well Shin Technology Co., Ltd.                                       418,000      623,068       0.0%
    Wha Yu Industrial Co., Ltd.                                          108,000       42,919       0.0%
    Win Semiconductors Corp.                                           3,511,000    3,167,734       0.1%
*   Winbond Electronics Corp.                                         12,634,138    4,053,581       0.1%
*   Wintek Corp.                                                      10,777,000      687,360       0.0%
#   Wisdom Marine Lines Co., Ltd.                                      1,297,402    1,504,968       0.0%
#   Wistron NeWeb Corp.                                                1,259,682    2,840,288       0.1%
    WT Microelectronics Co., Ltd.                                      1,785,024    2,850,500       0.1%
#   WUS Printed Circuit Co., Ltd.                                      1,844,000      845,013       0.0%
#   X-Legend Entertainment Co., Ltd.                                     124,125      621,934       0.0%
#   XAC Automation Corp.                                                 461,000      786,720       0.0%
    Xxentria Technology Materials Corp.                                  696,207    1,787,317       0.1%
#   Yageo Corp.                                                        1,374,028    2,135,612       0.1%
*   Yang Ming Marine Transport Corp.                                   1,209,000      553,454       0.0%
#   YC Co., Ltd.                                                       2,233,926    1,183,210       0.0%
#   YC INOX Co., Ltd.                                                  1,701,171    1,300,289       0.0%
#   YeaShin International Development Co., Ltd.                        1,002,350      567,121       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                         261,279    1,051,793       0.0%
    YFY, Inc.                                                          7,314,212    3,032,088       0.1%
#   Yi Jinn Industrial Co., Ltd.                                       1,154,094      299,536       0.0%
    Yieh Phui Enterprise Co., Ltd.                                     5,791,804    1,715,116       0.1%
#   Yonyu Plastics Co., Ltd                                              376,600      387,022       0.0%
#*  Young Fast Optoelectronics Co., Ltd.                                 795,872      503,555       0.0%
#   Young Optics, Inc.                                                   352,111      598,441       0.0%
#   Youngtek Electronics Corp.                                           583,412    1,118,755       0.0%
    Yufo Electronics Co., Ltd.                                            98,000       60,626       0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                     383,869    1,027,344       0.0%
#   Yungshin Construction & Development Co., Ltd.                        282,000      582,517       0.0%
    YungShin Global Holding Corp.                                        902,300    1,642,038       0.1%
#   Yungtay Engineering Co., Ltd.                                      2,036,000    4,521,195       0.1%
#   Zeng Hsing Industrial Co., Ltd.                                      278,107    1,399,903       0.0%
#   Zenitron Corp.                                                     1,100,000      617,038       0.0%
    Zig Sheng Industrial Co., Ltd.                                     2,602,732      719,325       0.0%
#   Zinwell Corp.                                                      1,809,586    1,745,339       0.1%
#   Zippy Technology Corp.                                               581,948      656,814       0.0%
#   ZongTai Real Estate Development Co., Ltd.                            670,090      400,205       0.0%
                                                                                 ------------      ----
TOTAL TAIWAN                                                                      706,354,207      14.4%
                                                                                 ------------      ----
THAILAND -- (3.9%)
    AAPICO Hitech PCL(B013KZ2)                                            47,300       22,365       0.0%
    AAPICO Hitech PCL(B013L48)                                           964,380      455,986       0.0%
    Aeon Thana Sinsap Thailand PCL                                       142,500      474,708       0.0%
*   AJ Plast PCL                                                       1,601,288      506,394       0.0%
    Amarin Printing & Publishing PCL                                      77,660       27,421       0.0%
    Amata Corp. PCL                                                    5,111,800    2,432,696       0.1%
    Ananda Development PCL                                            12,378,400    1,444,210       0.0%
    AP Thailand PCL                                                   12,378,916    2,527,473       0.1%
*   Apex Development PCL                                                   3,536           --       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ----------- ---------- ---------------
THAILAND -- (Continued)
    Asia Green Energy PCL                                               1,711,270 $  118,743       0.0%
    Asia Plus Securities PCL                                           10,379,800  1,249,273       0.0%
    Asian Insulators PCL                                                2,273,500    705,015       0.0%
    Bangchak Petroleum PCL (The)                                        4,817,500  4,955,058       0.1%
    Bangkok Aviation Fuel Services PCL                                  1,418,717  1,579,014       0.0%
    Bangkok Chain Hospital PCL                                          8,664,937  2,593,894       0.1%
    Bangkok Expressway PCL                                              2,873,100  3,352,097       0.1%
    Bangkok Insurance PCL                                                 180,181  2,030,286       0.1%
    Bangkok Life Assurance PCL                                            305,200    541,151       0.0%
*   Bangkok Rubber PCL                                                     14,600         --       0.0%
    Bangkokland PCL                                                    81,318,070  4,993,434       0.1%
    Bumrungrad Hospital PCL                                               350,700  1,432,088       0.0%
    Cal-Comp Electronics Thailand PCL                                  14,442,116  1,339,122       0.0%
*   Central Paper Industry P.L.C.                                              20         --       0.0%
    Central Plaza Hotel PCL                                             4,356,900  5,049,830       0.1%
    CH Karnchang PCL                                                    5,932,905  5,009,361       0.1%
    Charoong Thai Wire & Cable PCL                                      1,317,400    481,334       0.0%
    Christiani & Nielsen Thai                                           2,439,200    385,689       0.0%
*   CK Power PCL                                                        2,517,800  1,584,738       0.0%
    Country Group Securities PCL                                        6,720,500    342,525       0.0%
    CS Loxinfo PCL                                                      1,759,200    540,129       0.0%
    Delta Electronics Thailand PCL                                      1,621,200  3,210,543       0.1%
    Dhipaya Insurance PCL                                                 901,500  1,107,154       0.0%
    Diamond Building Products PCL                                       3,674,800    665,684       0.0%
    DSG International Thailand PCL                                      4,018,840    980,957       0.0%
    Dynasty Ceramic PCL                                                 1,353,400  2,451,661       0.1%
    Eastern Water Resources Development and Management PCL              4,628,800  1,549,092       0.0%
    Erawan Group PCL (The)                                             11,417,870  1,647,651       0.0%
*   Esso Thailand PCL                                                  12,141,400  2,050,283       0.1%
*   G J Steel PCL                                                     130,617,600    360,933       0.0%
*   G Steel PCL                                                        27,015,300    165,891       0.0%
    GFPT PCL                                                            4,603,000  2,727,599       0.1%
*   GMM Grammy PCL                                                      1,277,460    541,263       0.0%
*   Golden Land Property Development PCL                                5,024,500  1,380,696       0.0%
    Grand Canal Land PCL                                                2,898,200    313,223       0.0%
*   Grande Asset Hotels & Property PCL                                  8,319,800    643,718       0.0%
    Hana Microelectronics PCL                                           2,487,496  3,322,262       0.1%
    Hemaraj Land and Development PCL                                   33,959,700  4,983,954       0.1%
    ICC International PCL                                                 204,600    252,845       0.0%
*   Italian-Thai Development PCL                                       19,673,827  3,443,071       0.1%
*   ITV PCL                                                             2,785,600         --       0.0%
    Jay Mart PCL                                                        1,655,125    696,199       0.0%
    Jubilee Enterprise PCL                                                177,300    221,829       0.0%
    Kang Yong Electric PCL                                                 36,400    286,104       0.0%
    KCE Electronics PCL                                                 1,786,218  2,193,697       0.1%
    KGI Securities Thailand PCL                                         9,781,400    997,060       0.0%
    Khon Kaen Sugar Industry PCL                                        5,020,300  2,003,804       0.1%
    Kiatnakin Bank PCL                                                  3,023,300  3,921,843       0.1%
    Laguna Resorts & Hotels PCL                                           197,000    192,040       0.0%
    Lanna Resources PCL                                                 1,894,350    756,111       0.0%
    LH Financial Group PCL                                             27,662,484  1,545,770       0.0%
    Loxley PCL                                                          7,786,676  1,099,745       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
THAILAND -- (Continued)
    LPN Development PCL(B00PXK5)                                         411,500 $  314,595       0.0%
    LPN Development PCL(B00Q643)                                       4,549,000  3,477,743       0.1%
    Major Cineplex Group PCL                                           3,105,500  2,269,294       0.1%
    Maybank Kim Eng Securities Thailand PCL                              610,300    427,229       0.0%
    MBK PCL                                                            5,671,100  2,803,338       0.1%
    MCOT PCL                                                           2,352,600  1,473,535       0.0%
    Modernform Group PCL                                               1,570,700    491,899       0.0%
    Muang Thai Insurance PCL                                              61,288    310,486       0.0%
    Muramoto Electron Thailand PCL                                        14,000     93,276       0.0%
    Nation Multimedia Group PCL                                       14,377,900    693,070       0.0%
*   Natural Park PCL                                                  57,383,200    123,329       0.0%
    Nava Nakorn PCL                                                    1,715,500    106,396       0.0%
    Noble Development PCL                                                621,200    198,357       0.0%
*   Polyplex Thailand PCL                                              2,802,400  1,006,696       0.0%
    Precious Shipping PCL                                              3,309,400  2,164,268       0.1%
    Premier Marketing PCL                                              1,524,800    451,775       0.0%
    President Rice Products PCL                                            3,375      4,948       0.0%
*   Property Perfect PCL                                              21,874,700    987,283       0.0%
    Pruksa Real Estate PCL                                             4,902,100  5,042,074       0.1%
    PTG Energy PCL                                                     3,697,800    652,820       0.0%
    Quality Houses PCL                                                39,563,708  5,223,333       0.1%
*   Raimon Land PCL                                                   21,994,800  1,485,679       0.0%
*   Regional Container Lines PCL                                       3,236,400  1,073,169       0.0%
*   Rojana Industrial Park PCL                                         5,762,900  1,353,583       0.0%
    RS PCL                                                             3,358,700    886,854       0.0%
    Saha Pathana Inter-Holding PCL                                       680,300    543,070       0.0%
    Saha-Union PCL                                                       746,600    957,033       0.0%
*   Sahaviriya Steel Industries PCL                                   90,858,500    948,477       0.0%
    Samart Corp. PCL                                                   3,498,300  3,544,486       0.1%
    Samart I-Mobile PCL                                               12,701,000  1,403,856       0.0%
    Samart Telcoms PCL                                                 2,212,100  1,494,203       0.0%
    Sansiri PCL                                                       45,081,210  2,851,314       0.1%
    SC Asset Corp PCL                                                 14,046,225  1,630,173       0.0%
    Siam Future Development PCL                                        7,221,961  1,552,156       0.0%
    Siam Global House PCL                                              4,788,680  1,911,355       0.1%
    Siamgas & Petrochemicals PCL                                       3,056,200  1,182,319       0.0%
    Sino Thai Engineering & Construction PCL                           5,251,500  4,232,480       0.1%
    SNC Former PCL                                                       869,400    408,407       0.0%
    Somboon Advance Technology PCL                                     1,776,937  1,003,858       0.0%
    SPCG PCL                                                           2,848,000  2,207,921       0.1%
    Sri Ayudhya Capital PCL                                               73,100     96,509       0.0%
    Sri Trang Agro-Industry PCL                                        4,616,690  2,069,502       0.1%
    Sriracha Construction PCL                                            891,000    964,315       0.0%
    Srithai Superware PCL                                             12,417,700  1,037,032       0.0%
    STP & I PCL                                                        5,087,440  3,420,784       0.1%
    Supalai PCL                                                        5,976,633  4,725,155       0.1%
    Susco PCL                                                          1,939,800    252,525       0.0%
    SVI PCL                                                            8,178,900  1,330,923       0.0%
    Symphony Communication PCL                                           692,400    378,407       0.0%
*   Tata Steel Thailand PCL                                           26,248,700    749,502       0.0%
    Thai Agro Energy PCL                                                 378,870     53,509       0.0%
*   Thai Airways International PCL(6364971)                              141,400     62,082       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                      ---------- ------------ ---------------
THAILAND -- (Continued)
*   Thai Airways International PCL(6888868)                            6,713,400 $  2,947,547       0.1%
    Thai Carbon Black PCL                                                504,600      429,925       0.0%
    Thai Central Chemical PCL                                            207,000      184,311       0.0%
    Thai Metal Trade PCL                                                 629,300      206,740       0.0%
    Thai Rayon PCL                                                         9,400        9,019       0.0%
    Thai Rung Union Car PCL                                              786,120      120,199       0.0%
    Thai Stanley Electric PCL                                            206,600    1,389,174       0.0%
    Thai Steel Cable PCL                                                   3,400        1,566       0.0%
    Thai Vegetable Oil PCL                                             2,939,475    2,012,597       0.1%
    Thai Wacoal PCL                                                       78,000      119,143       0.0%
    Thai-German Ceramic Industry PCL                                   3,855,000      402,426       0.0%
    Thaicom PCL                                                        3,837,200    4,624,197       0.1%
    Thanachart Capital PCL                                             4,752,800    5,107,399       0.1%
    Thitikorn PCL                                                        742,400      225,660       0.0%
*   Thoresen Thai Agencies PCL                                         4,868,396    3,258,552       0.1%
    Ticon Industrial Connection PCL                                    6,230,184    3,557,919       0.1%
*   Tipco Asphalt PCL                                                    684,790    1,266,767       0.0%
*   TIPCO Foods PCL                                                    1,278,482      270,848       0.0%
    Tisco Financial Group PCL(B3KFW10)                                   677,900      926,207       0.0%
    Tisco Financial Group PCL(B3KFW76)                                 2,247,400    3,070,596       0.1%
    Toyo-Thai Corp. PCL(B5ML0D8)                                       1,350,871    1,213,171       0.0%
    Toyo-Thai Corp. PCL(B5ML0B6)                                         446,528      401,012       0.0%
    TPI Polene PCL                                                    75,786,600    4,211,659       0.1%
    TTW PCL                                                           13,650,100    5,071,115       0.1%
    Union Mosaic Industry PCL (The)                                      272,000       61,382       0.0%
    Unique Engineering & Construction PCL                              3,441,400    1,109,447       0.0%
    Univanich Palm Oil PCL                                               939,000      291,185       0.0%
    Univentures PCL                                                    7,086,000    2,175,622       0.1%
    Vanachai Group PCL                                                 4,928,959    1,180,408       0.0%
    Vibhavadi Medical Center PCL                                       4,111,920    2,032,604       0.1%
    Vinythai PCL                                                       2,792,934      908,968       0.0%
*   Workpoint Entertainment PCL                                        1,082,100    1,245,893       0.0%
                                                                                 ------------       ---
TOTAL THAILAND                                                                    216,046,356       4.4%
                                                                                 ------------       ---
TURKEY -- (2.4%)
*   Adana Cimento Sanayii TAS Class A                                    507,598    1,182,869       0.0%
#   Adel Kalemcilik Ticaret ve Sanayi A.S.                                22,672      516,582       0.0%
#*  Adese Alisveris Merkezleri Ticaret A.S.                              331,389    1,225,986       0.0%
    Akcansa Cimento A.S.                                                 429,680    2,763,810       0.1%
#*  Akenerji Elektrik Uretim A.S.                                      1,914,223    1,007,189       0.0%
#   Akfen Holding A.S.                                                   885,501    1,892,155       0.1%
*   AKIS Gayrimenkul Yatirimi A.S.                                        52,982       54,326       0.0%
    Aksa Akrilik Kimya Sanayii A.S.                                      843,653    2,774,178       0.1%
    Aksigorta A.S.                                                       995,287    1,204,491       0.0%
*   Aktas Elektrik Ticaret A.S.                                              370           --       0.0%
#   Alarko Holding A.S.                                                  682,424    1,233,929       0.0%
#   Albaraka Turk Katilim Bankasi A.S.                                 2,591,157    1,829,713       0.1%
    Alkim Alkali Kimya A.S.                                                6,300       45,131       0.0%
*   Anadolu Anonim Turk Sigorta Sirketi                                1,936,423    1,228,752       0.0%
#   Anadolu Cam Sanayii A.S.                                           1,303,410    1,113,840       0.0%
#   Anadolu Hayat Emeklilik A.S.                                         800,433    1,785,466       0.1%
#   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.                        105,289    1,095,947       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
TURKEY -- (Continued)
*   Asya Katilim Bankasi A.S.                                        5,934,410 $1,922,379       0.1%
#   Aygaz A.S.                                                         124,525    525,189       0.0%
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                             270,720  1,523,394       0.0%
*   Banvit Bandirma Vitaminli Yem Sanayii ASA                          297,934    490,265       0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.                          294,655    911,057       0.0%
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.                 885,060  1,051,827       0.0%
#   Bizim Toptan Satis Magazalari A.S.                                 181,001  1,481,348       0.0%
*   Bolu Cimento Sanayii A.S.                                          514,692  1,003,956       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                     511,465  1,648,835       0.0%
#*  Bosch Fren Sistemleri                                                  989     55,610       0.0%
*   Boyner Buyuk Magazacilik                                           107,290    211,046       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari AS                         110,344  2,429,617       0.1%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                   457,826  1,869,763       0.1%
    Bursa Cimento Fabrikasi A.S.                                       229,830    591,581       0.0%
*   Celebi Hava Servisi A.S.                                            45,555    537,934       0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                               505,224  3,736,718       0.1%
#*  Deva Holding A.S.                                                  683,187    629,982       0.0%
#*  Dogan Sirketler Grubu Holding A.S.                               8,190,404  2,468,173       0.1%
    Dogus Otomotiv Servis ve Ticaret A.S.                              595,613  2,556,743       0.1%
#*  Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.                        541,645    484,830       0.0%
*   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.                   265,518    516,350       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                          354,065    978,156       0.0%
    EGE Endustri VE Ticaret A.S.                                         7,414    550,250       0.0%
    EGE Seramik Sanayi ve Ticaret A.S.                                 822,424  1,320,389       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
      Ticaret A.S.                                                   1,950,686  2,062,274       0.1%
#*  Fenerbahce Futbol A.S.                                              84,383  1,316,309       0.0%
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.                 81,766    732,156       0.0%
    Gentas Genel Metal Sanayi ve Ticaret A.S.                          669,428    493,708       0.0%
*   Global Yatirim Holding A.S.                                      2,051,887  1,291,542       0.0%
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.                     8,540         --       0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                62,751  1,672,725       0.0%
#   Goodyear Lastikleri TAS                                             37,464  1,595,662       0.0%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                   1,114,071  1,368,054       0.0%
#*  GSD Holding                                                      2,604,393  1,674,919       0.0%
    Gubre Fabrikalari TAS                                              900,985  1,705,432       0.0%
*   Gunes Sigorta                                                      330,927    293,234       0.0%
#*  Hurriyet Gazetecilik A.S.                                        1,335,504    372,244       0.0%
#*  Ihlas Holding A.S.                                               7,530,182  1,016,155       0.0%
#*  Ihlas Madencilik A.S.                                              148,484     93,494       0.0%
#   Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.     82,829    182,663       0.0%
#*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.                      1,329,455  1,022,215       0.0%
    Is Finansal Kiralama A.S.                                        1,034,680    428,736       0.0%
    Is Yatirim Menkul Degerler A.S. Class A                            272,347    139,769       0.0%
#*  Izmir Demir Celik Sanayi A.S.                                      819,232  1,093,301       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A      1,565,502  2,006,303       0.1%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B        748,561    911,516       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D      6,697,063  7,469,799       0.2%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                          1,639,695  1,003,025       0.0%
#   Kartonsan Karton Sanayi ve Ticaret A.S.                             12,685  1,280,593       0.0%
#*  Kerevitas Gida Sanayi ve Ticaret A.S.                                5,801     91,659       0.0%
    Konya Cimento Sanayii A.S.                                           8,645    960,100       0.0%
#   Koza Altin Isletmeleri A.S.                                         55,986    360,855       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES      VALUE++     OF NET ASSETS**
                                                                      --------- -------------- ---------------
TURKEY -- (Continued)
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                    1,427,863 $    1,110,915       0.0%
*   Mardin Cimento Sanayii ve Ticaret A.S.                              288,609        630,956       0.0%
#*  Marshall Boya ve Vernik                                              37,108        603,376       0.0%
*   Menderes Tekstil Sanayi ve Ticaret A.S.                             822,847        410,878       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                      2,278,836        553,298       0.0%
*   Migros Ticaret A.S.                                                  65,476        607,297       0.0%
#*  Milpa                                                               134,673         54,529       0.0%
#*  Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.                     149,549         75,308       0.0%
*   Mudurnu Tavukculuk A.S.                                               1,740             --       0.0%
*   Nergis Holding A.S.                                                   1,784             --       0.0%
#*  NET Holding A.S.                                                  1,444,578      1,871,882       0.1%
#*  Netas Telekomunikasyon A.S.                                         216,273        593,500       0.0%
    Nuh Cimento Sanayi A.S.                                             339,327      1,470,327       0.0%
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                              107,742      2,979,072       0.1%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.              618,340      1,111,859       0.0%
*   Parsan Makina Parcalari                                              87,958        179,951       0.0%
#   Petkim Petrokimya Holding A.S.                                    2,004,897      3,192,717       0.1%
    Pinar Entegre Et ve Un Sanayi A.S.                                  139,619        573,465       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                                    132,554      1,276,097       0.0%
*   Raks Elektronik Sanayi ve Ticaret A.S.                                2,730             --       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                 356,531        507,952       0.0%
*   Sasa Polyester Sanayi A.S.                                          756,712        687,372       0.0%
#*  Sekerbank TAS                                                     3,190,761      2,913,405       0.1%
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                         1,294,214      1,229,231       0.0%
    Soda Sanayii A.S.                                                 1,412,501      2,612,005       0.1%
#*  Tat Gida Sanayi A.S.                                                729,258      1,039,452       0.0%
#*  Tekfen Holding A.S.                                               1,393,413      3,503,678       0.1%
#   Teknosa Ic Ve Dis Ticaret A.S.                                      201,012        802,907       0.0%
#*  Tekstil Bankasi A.S.                                              1,337,315      1,100,463       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                                        1              6       0.0%
    Trakya Cam Sanayi A.S.                                            2,696,210      3,541,107       0.1%
#   Turcas Petrol A.S.                                                  685,172        745,776       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                               83,945      2,647,440       0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                               7,582,370      6,652,713       0.2%
    Vestel Beyaz Esya Sanayi ve Ticaret A.S.                            259,548      1,138,478       0.0%
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                          1,090,031      3,604,647       0.1%
#*  Zorlu Enerji Elektrik Uretim A.S.                                 1,738,991      2,068,344       0.1%
                                                                                --------------      ----
TOTAL TURKEY                                                                       135,178,601       2.7%
                                                                                --------------      ----
TOTAL COMMON STOCKS                                                              4,835,268,118      98.3%
                                                                                --------------      ----
PREFERRED STOCKS -- (1.1%)

BRAZIL -- (1.0%)
    AES Tiete SA                                                        436,900      3,303,065       0.1%
    Alpargatas SA                                                       998,118      3,497,727       0.1%
    Banco ABC Brasil SA                                                 642,953      3,568,486       0.1%
    Banco Alfa de Investimento SA                                         2,600          7,462       0.0%
    Banco Daycoval SA                                                   437,327      1,590,997       0.0%
    Banco do Estado do Rio Grande do Sul SA Class B                   1,441,365      8,610,757       0.1%
*   Banco Industrial e Comercial SA                                     484,320      1,224,175       0.0%
    Banco Mercantil do Brasil SA                                          4,569          8,421       0.0%
*   Banco Pan SA                                                      2,200,640      2,558,170       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ---------- ----------- ---------------
BRAZIL -- (Continued)
    Banco Pine SA                                                        296,003 $   821,442       0.0%
    Banco Sofisa SA                                                       75,000      75,754       0.0%
    Centrais Eletricas de Santa Catarina SA                               79,600     457,606       0.0%
    Cia de Gas de Sao Paulo COMGAS Class A                               157,587   3,108,835       0.1%
    Cia de Saneamento do Parana                                          185,001     439,050       0.0%
*   Cia de Tecidos do Norte de Minas--Coteminas                                2           1       0.0%
    Cia de Transmissao de Energia Eletrica Paulista                      356,993   5,538,668       0.1%
    Cia Energetica de Sao Paulo Class B                                   42,400     418,076       0.0%
    Cia Energetica do Ceara Class A                                      106,339   1,480,256       0.0%
    Cia Ferro Ligas da Bahia--Ferbasa                                    315,349   1,059,997       0.0%
    Cia Paranaense de Energia                                             27,200     380,012       0.0%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA             1,219,300   3,406,065       0.1%
    Empresa Metropolitana de Aguas e Energia SA                           13,900      21,367       0.0%
    Eucatex SA Industria e Comercio                                      223,327     392,645       0.0%
*   Forjas Taurus SA                                                     355,936      54,489       0.0%
*   Gol Linhas Aereas Inteligentes SA                                    586,517   3,026,691       0.1%
    Marcopolo SA                                                       3,559,400   6,092,001       0.1%
    Parana Banco SA                                                       52,900     231,701       0.0%
    Randon Participacoes SA                                            1,468,157   3,695,997       0.1%
    Saraiva SA Livreiros Editores                                        178,773   1,000,267       0.0%
    Schulz SA                                                              9,000      26,359       0.0%
*   Sharp SA                                                          30,200,000          --       0.0%
    Unipar Carbocloro SA Class B                                       2,790,948     561,369       0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A                       328,000     754,188       0.0%
                                                                                 -----------       ---
TOTAL BRAZIL                                                                      57,412,096       1.1%
                                                                                 -----------       ---
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                                           8,190      14,136       0.0%
                                                                                 -----------       ---
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                                1,847,698   3,466,398       0.1%
                                                                                 -----------       ---
MALAYSIA -- (0.0%)
    Amcorp Properties Bhd, 4.000%                                        224,650      29,710       0.0%
                                                                                 -----------       ---
TOTAL PREFERRED STOCKS                                                            60,922,340       1.2%
                                                                                 -----------       ---
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Banco Pan SA Rights 11/19/14                                         118,121         954       0.0%
                                                                                 -----------       ---
CHINA -- (0.0%)
#*  Golden Meditech Holdings, Ltd. Warrants 07/30/15                     860,943      16,652       0.0%
                                                                                 -----------       ---
HONG KONG -- (0.0%)
#*  Agile Property Holdings, Ltd. Rights 11/11/14                        987,500      66,214       0.0%
*   China Taiping Insurance Holdings Co., Ltd. Rights 11/18/14           538,020     329,535       0.0%
#*  HKC Holdings, Ltd. Warrants 10/15/15                               3,579,289      18,000       0.0%
*   Tonly Electronics Holdings, Ltd. Rights                              143,726      28,541       0.0%
                                                                                 -----------       ---
TOTAL HONG KONG                                                                      442,290       0.0%
                                                                                 -----------       ---
INDONESIA -- (0.0%)
*   Pabrik Kertas Tjiwi Kimia Tbk PT Warrants 07/11/17                   185,833       2,968       0.0%
                                                                                 -----------       ---

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES      VALUE++     OF NET ASSETS**
                                                                        ---------- -------------- ---------------
MALAYSIA -- (0.0%)
*     CB Industrial Product Holdings Bhd Warrants 12/31/15                 449,540 $           --        0.0%
                                                                                   --------------      -----
POLAND -- (0.0%)
*     PZ Cormay SA Rights                                                   40,772          2,864        0.0%
                                                                                   --------------      -----
SOUTH KOREA -- (0.0%)
*     Shinil Industrial Co., Ltd. Rights 11/10/14                           51,526         23,142        0.0%
                                                                                   --------------      -----
TAIWAN -- (0.0%)
*     Neo Solar Power Corp. Rights 11/24/14                                233,349             --        0.0%
*     Silicon Power Computer & Communications, Inc. Rights 11/20/14         13,750             --        0.0%
*     Tong-Tai Machine & Tool Co., Ltd. Rights 12/17/14                     75,924          1,123        0.0%
                                                                                   --------------      -----
TOTAL TAIWAN                                                                                1,123        0.0%
                                                                                   --------------      -----
THAILAND -- (0.0%)
*     Loxley PCL Warrants 09/30/17                                          63,889          4,865        0.0%
*     Unique Engineering & Construction PCL Rights 11/14/14                172,070          7,924        0.0%
                                                                                   --------------      -----
TOTAL THAILAND                                                                             12,789        0.0%
                                                                                   --------------      -----
TOTAL RIGHTS/WARRANTS                                                                     502,782        0.0%
                                                                                   --------------      -----

                                                                                      VALUE+
                                                                                   --------------
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund                                    60,395,887    698,780,414       14.2%
                                                                                   --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $5,112,385,384)                                $5,595,473,654      113.7%
                                                                                   ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                               ------------   -------------- ------- --------------
Common Stocks
   Argentina                   $          1               --   --    $            1
   Brazil                        10,395,875   $  352,462,986   --       362,858,861
   Cayman Islands                   173,949               --   --           173,949
   Chile                          3,448,774       63,805,515   --        67,254,289
   China                            442,049      725,675,975   --       726,118,024
   Colombia                       3,754,432               --   --         3,754,432
   Greece                                --       29,197,746   --        29,197,746
   Hong Kong                             --          366,856   --           366,856
   Hungary                               --          755,325   --           755,325
   India                            527,424      595,480,362   --       596,007,786
   Indonesia                      2,642,819      165,006,412   --       167,649,231
   Israel                                --           11,979   --            11,979
   Malaysia                          97,116      283,567,971   --       283,665,087
   Mexico                       242,291,101          155,375   --       242,446,476
   Philippines                           --       74,779,382   --        74,779,382
   Poland                                --      101,577,105   --       101,577,105
   South Africa                  11,844,483      398,377,371   --       410,221,854
   South Korea                    7,659,035      703,191,536   --       710,850,571
   Taiwan                           831,572      705,522,635   --       706,354,207
   Thailand                     216,046,356               --   --       216,046,356
   Turkey                         1,922,379      133,256,222   --       135,178,601
Preferred Stocks
   Brazil                                --       57,412,096   --        57,412,096
   Chile                                 --           14,136   --            14,136
   Colombia                       3,466,398               --   --         3,466,398
   Malaysia                              --           29,710   --            29,710
Rights/Warrants
   Brazil                                --              954   --               954
   China                                 --           16,652   --            16,652
   Hong Kong                             --          442,290   --           442,290
   Indonesia                             --            2,968   --             2,968
   Malaysia                              --               --   --                --
   Poland                                --            2,864   --             2,864
   South Korea                           --           23,142   --            23,142
   Taiwan                                --            1,123   --             1,123
   Thailand                              --           12,789   --            12,789
Securities Lending Collateral            --      698,780,414   --       698,780,414
                               ------------   --------------   --    --------------
TOTAL                          $505,543,763   $5,089,929,891   --    $5,595,473,654
                               ============   ==============   ==    ==============

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                                       Percentage
                                                               Shares     Value++    of Net Assets**
                                                               ------     -------    ---------------
COMMON STOCKS -- (89.7%)
BRAZIL -- (5.4%)
    ALL - America Latina Logistica SA.......................  1,495,046 $  4,083,044            0.0%
    Banco Alfa de Investimento SA...........................     78,200      183,042            0.0%
    Banco do Brasil SA...................................... 10,290,573  115,161,060            0.6%
    Banco Santander Brasil SA ADR........................... 17,807,476   97,584,968            0.5%
    Bematech SA.............................................    813,900    2,550,840            0.0%
*   BHG SA - Brazil Hospitality Group.......................    231,914    1,675,279            0.0%
    BM&FBovespa SA.......................................... 16,976,687   74,703,226            0.4%
    Brasil Brokers Participacoes SA.........................    269,700      345,011            0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas...     23,300       65,105            0.0%
#   Braskem SA Sponsored ADR................................    462,329    6,782,366            0.0%
*   Brookfield Incorporacoes SA.............................  7,174,000    4,570,361            0.0%
    Cia de Locacao das Americas.............................     42,900       64,892            0.0%
    Cia Providencia Industria e Comercio SA.................    359,200    1,201,552            0.0%
*   CR2 Empreendimentos Imobiliarios SA.....................     91,200       97,108            0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.  1,034,500    5,140,501            0.0%
    Direcional Engenharia SA................................    329,400    1,355,187            0.0%
    Eternit SA..............................................    105,202      146,983            0.0%
    Even Construtora e Incorporadora SA.....................  5,161,239   11,179,114            0.1%
*   Fertilizantes Heringer SA...............................    303,800      767,346            0.0%
*   Fibria Celulose SA......................................  2,182,200   26,433,568            0.2%
#*  Fibria Celulose SA Sponsored ADR........................  3,877,210   47,418,278            0.3%
*   Forjas Taurus SA........................................    334,660       96,125            0.0%
#   Gafisa SA ADR...........................................  2,751,331    5,887,848            0.0%
*   General Shopping Brasil SA..............................     76,330      207,445            0.0%
    Gerdau SA...............................................  2,014,063    7,465,965            0.1%
    Gerdau SA Sponsored ADR................................. 15,421,303   69,858,503            0.4%
    Helbor Empreendimentos SA...............................    176,889      432,273            0.0%
*   Hypermarcas SA..........................................    622,546    4,343,700            0.0%
    Industrias Romi SA......................................    592,600      822,834            0.0%
    JBS SA.................................................. 18,033,940   80,378,469            0.4%
    JHSF Participacoes SA...................................    840,574    1,068,582            0.0%
    Kepler Weber SA.........................................     19,187      359,667            0.0%
    Klabin SA...............................................  2,345,749   11,596,685            0.1%
*   Log-in Logistica Intermodal SA..........................    764,700    1,474,483            0.0%
    Magnesita Refratarios SA................................  3,244,566    3,864,434            0.0%
*   Marfrig Global Foods SA.................................  5,228,106   12,784,756            0.1%
    MRV Engenharia e Participacoes SA.......................  4,649,272   15,377,527            0.1%
*   Paranapanema SA.........................................  4,146,743    3,772,653            0.0%
*   PDG Realty SA Empreendimentos e Participacoes........... 24,785,319   12,205,552            0.1%
    Petroleo Brasileiro SA..................................  5,246,008   30,909,619            0.2%
#   Petroleo Brasileiro SA ADR.............................. 18,327,471  214,431,411            1.1%
    Positivo Informatica SA.................................    117,457      102,848            0.0%
    Profarma Distribuidora de Produtos Farmaceuticos SA.....    247,325    1,087,555            0.0%
    QGEP Participacoes SA...................................    768,066    2,790,220            0.0%
    Rodobens Negocios Imobiliarios SA.......................    333,416    1,342,670            0.0%
*   Rossi Residencial SA....................................  5,002,686    1,980,887            0.0%
    Sao Carlos Empreendimentos e Participacoes SA...........     39,000      525,703            0.0%
    Sao Martinho SA.........................................    477,463    7,510,826            0.1%
    SLC Agricola SA.........................................  1,042,891    7,113,645            0.0%
*   Springs Global Participacoes SA.........................  1,193,300      331,950            0.0%
    Tecnisa SA..............................................  1,893,527    3,765,699            0.0%
    Tereos Internacional SA.................................    595,672      508,323            0.0%
    TPI - Triunfo Participacoes e Investimentos SA..........    427,300    1,007,231            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                  Percentage
                                                      Shares        Value++     of Net Assets**
                                                      ------        -------     ---------------
BRAZIL -- (Continued)
    Trisul SA.....................................        89,661 $      132,073            0.0%
*   Usinas Siderurgicas de Minas Gerais SA........     1,170,440      3,120,086            0.0%
    Vale SA.......................................     3,130,399     31,575,384            0.2%
#   Vale SA Sponsored ADR.........................    13,734,107    138,577,140            0.7%
*   Vanguarda Agro SA.............................     3,894,979      1,932,245            0.0%
    Via Varejo SA.................................       167,924        491,323            0.0%
                                                                 --------------            ----
TOTAL BRAZIL......................................                1,082,743,170            5.7%
                                                                 --------------            ----

CHILE -- (1.4%)
    CAP SA........................................       210,022      1,998,518            0.0%
    Cementos BIO BIO SA...........................       665,307        610,239            0.0%
    Cencosud SA...................................     3,847,850     10,996,483            0.1%
    Cencosud SA ADR...............................        35,186        317,730            0.0%
    Cia General de Electricidad SA................     1,539,256     12,475,453            0.1%
*   Cia Sud Americana de Vapores SA...............    57,519,048      2,169,229            0.0%
    Cintac SA.....................................       155,202         30,076            0.0%
    Corpbanca SA.................................. 1,137,122,867     15,266,526            0.1%
    Cristalerias de Chile SA......................       264,624      1,911,532            0.0%
    Cruz Blanca Salud SA..........................       168,414        146,269            0.0%
    CTI SA........................................         5,615          4,370            0.0%
    Embotelladora Andina SA Class A ADR...........        17,378        270,836            0.0%
    Empresas CMPC SA..............................    21,416,082     52,194,220            0.3%
    Empresas COPEC SA.............................     2,025,010     24,510,811            0.1%
    Empresas Hites SA.............................     1,794,180        803,370            0.0%
    Empresas Iansa SA.............................    49,008,058      1,744,039            0.0%
    Enersis SA....................................    82,558,367     26,428,962            0.2%
    Enersis SA Sponsored ADR......................     5,733,186     90,527,007            0.5%
    Gasco SA......................................       161,080      1,172,400            0.0%
    Grupo Security SA.............................     1,143,589        436,937            0.0%
    Inversiones Aguas Metropolitanas SA...........     6,124,238      9,272,734            0.1%
*   Invexans SA...................................    59,974,001        788,255            0.0%
*   Latam Airlines Group SA.......................       922,130     11,144,629            0.1%
#*  Latam Airlines Group SA Sponsored ADR.........       500,997      6,112,163            0.0%
    Masisa SA.....................................    43,593,930      1,792,038            0.0%
    PAZ Corp. SA..................................     2,201,345      1,488,635            0.0%
    Ripley Corp. SA...............................    12,259,428      6,688,250            0.0%
    Salfacorp SA..................................     2,581,819      2,224,283            0.0%
    Sigdo Koppers SA..............................        31,043         48,196            0.0%
    Sociedad Matriz SAAM SA.......................    52,294,785      4,398,855            0.0%
    Sociedad Quimica y Minera de Chile SA Class A.         5,274        151,922            0.0%
    Socovesa SA...................................     5,773,726      1,246,130            0.0%
*   Tech Pack SA..................................       642,230        324,217            0.0%
    Vina Concha y Toro SA.........................     1,495,294      2,874,456            0.0%
    Vina Concha y Toro SA Sponsored ADR...........           613         23,055            0.0%
    Vina San Pedro Tarapaca SA....................    44,461,736        373,920            0.0%
                                                                 --------------            ----
TOTAL CHILE.......................................                  292,966,745            1.6%
                                                                 --------------            ----

CHINA -- (14.2%)
#   361 Degrees International, Ltd................     7,995,000      2,288,760            0.0%
#   Agile Property Holdings, Ltd..................    19,928,000     11,308,799            0.1%
    Agricultural Bank of China, Ltd. Class H......   255,464,000    118,712,368            0.6%
    Air China, Ltd. Class H.......................    15,656,000     10,118,605            0.1%
#*  Aluminum Corp. of China, Ltd. ADR.............       300,321      3,339,569            0.0%
#*  Aluminum Corp. of China, Ltd. Class H.........    23,250,000     10,409,722            0.1%
    AMVIG Holdings, Ltd...........................     5,605,100      2,617,282            0.0%
#   Angang Steel Co., Ltd. Class H................    13,246,640      9,738,330            0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                        Percentage
                                                               Shares      Value++    of Net Assets**
                                                               ------      -------    ---------------
CHINA -- (Continued)
    Anhui Tianda Oil Pipe Co., Ltd..........................   2,847,412 $    574,184            0.0%
#   Anxin-China Holdings, Ltd...............................  10,552,000      980,328            0.0%
#   Asia Cement China Holdings Corp.........................   7,617,000    4,328,044            0.0%
#   Asian Citrus Holdings, Ltd..............................   7,229,000    1,296,307            0.0%
*   AVIC International Holdings, Ltd........................   2,674,000    1,744,419            0.0%
    Bank of China, Ltd. Class H............................. 763,167,331  365,290,776            1.9%
    Bank of Communications Co., Ltd. Class H................  96,624,574   72,200,559            0.4%
#   Baoye Group Co., Ltd. Class H...........................   2,861,120    1,719,878            0.0%
    BBMG Corp. Class H......................................   9,803,000    6,931,811            0.1%
    Beijing Capital International Airport Co., Ltd. Class H.  24,271,599   17,814,183            0.1%
    Beijing Capital Land, Ltd. Class H......................  18,113,060    6,265,412            0.0%
    Beijing Enterprises Holdings, Ltd.......................   2,918,000   23,805,732            0.1%
#   Beijing North Star Co., Ltd. Class H....................   8,784,000    2,651,078            0.0%
    BYD Electronic International Co., Ltd...................   8,272,136    9,851,811            0.1%
    C C Land Holdings, Ltd..................................  20,944,286    3,783,969            0.0%
    Carrianna Group Holdings Co., Ltd.......................   3,880,391      630,706            0.0%
#   Central China Real Estate, Ltd..........................   8,450,350    1,942,095            0.0%
#*  Chaoda Modern Agriculture Holdings, Ltd.................  37,445,412    1,085,915            0.0%
*   Chigo Holding, Ltd......................................  49,744,000    1,194,179            0.0%
#   China Aerospace International Holdings, Ltd.............  32,830,000    4,780,404            0.0%
    China Agri-Industries Holdings, Ltd.....................  15,915,500    6,059,861            0.0%
#   China Aoyuan Property Group, Ltd........................  15,566,000    2,451,681            0.0%
*   China Automation Group, Ltd.............................   7,187,000    1,381,430            0.0%
#   China BlueChemical, Ltd.................................   4,940,878    1,754,561            0.0%
    China CITIC Bank Corp., Ltd. Class H....................  93,161,716   60,690,110            0.3%
#   China Coal Energy Co., Ltd. Class H.....................  48,245,000   29,617,714            0.2%
    China Communications Construction Co., Ltd. Class H.....  55,719,327   42,774,789            0.2%
    China Communications Services Corp., Ltd. Class H.......  31,219,071   14,618,801            0.1%
    China Construction Bank Corp. Class H................... 542,030,940  404,408,696            2.2%
#*  China COSCO Holdings Co., Ltd. Class H..................  25,299,500   11,393,510            0.1%
    China Dongxiang Group Co., Ltd..........................   2,772,127      508,319            0.0%
#*  China Dredging Environment Protection Holdings, Ltd.....     974,000      233,816            0.0%
    China Everbright, Ltd...................................  12,195,869   23,597,418            0.1%
    China Glass Holdings, Ltd...............................  10,028,000    1,163,467            0.0%
*   China High Precision Automation Group, Ltd..............     429,000       67,488            0.0%
*   China High Speed Transmission Equipment Group Co., Ltd..  16,532,000   13,032,278            0.1%
#   China Hongqiao Group, Ltd...............................   3,551,000    2,732,483            0.0%
*   China Huiyuan Juice Group, Ltd..........................   1,958,483      780,797            0.0%
#   China ITS Holdings Co., Ltd.............................   7,613,147    1,060,561            0.0%
#   China Lumena New Materials Corp.........................  52,602,000    6,358,920            0.0%
    China Merchants Bank Co., Ltd. Class H..................  10,448,596   19,390,562            0.1%
    China Merchants Holdings International Co., Ltd.........   4,203,958   13,288,703            0.1%
#   China Merchants Land, Ltd...............................   9,568,000    1,370,478            0.0%
*   China Metal Recycling Holdings, Ltd.....................   3,259,800      743,161            0.0%
*   China Mining Resources Group, Ltd.......................  10,489,100       93,365            0.0%
    China Minsheng Banking Corp., Ltd. Class H..............  61,191,500   61,472,470            0.3%
#   China National Building Material Co., Ltd. Class H......  37,738,000   34,989,340            0.2%
#   China National Materials Co., Ltd.......................  14,826,000    3,367,150            0.0%
*   China New Town Development Co., Ltd.....................  14,938,022      742,568            0.0%
*   China Nickel Resources Holdings Co., Ltd................   5,020,000      146,761            0.0%
*   China Oriental Group Co., Ltd...........................      26,000        3,889            0.0%
#   China Overseas Grand Oceans Group, Ltd..................     923,000      486,961            0.0%
#   China Petroleum & Chemical Corp. ADR....................   1,223,161  106,390,526            0.6%
    China Petroleum & Chemical Corp. Class H................ 106,787,575   92,607,409            0.5%
#*  China Precious Metal Resources Holdings Co., Ltd........  24,410,000    2,579,034            0.0%
*   China Properties Group, Ltd.............................   6,372,000    1,215,849            0.0%
*   China Qinfa Group, Ltd..................................   6,458,000      279,133            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                     Percentage
                                                             Shares     Value++    of Net Assets**
                                                             ------     -------    ---------------
CHINA -- (Continued)
    China Railway Construction Corp., Ltd. Class H........ 27,067,014 $ 28,611,137            0.2%
    China Railway Group, Ltd. Class H..................... 33,800,000   20,807,688            0.1%
*   China Rare Earth Holdings, Ltd........................ 14,245,000    1,819,306            0.0%
    China Resources Enterprise, Ltd.......................    674,000    1,603,104            0.0%
#*  China Rongsheng Heavy Industries Group Holdings, Ltd.. 18,561,000    2,964,784            0.0%
#   China Sanjiang Fine Chemicals Co., Ltd................    377,000      186,891            0.0%
#   China SCE Property Holdings, Ltd......................  6,192,000    1,222,064            0.0%
#   China Shanshui Cement Group, Ltd...................... 19,122,000    7,086,802            0.1%
    China Shenhua Energy Co., Ltd. Class H................  4,174,000   11,737,649            0.1%
#*  China Shipping Container Lines Co., Ltd. Class H...... 48,151,700   13,732,667            0.1%
#   China Southern Airlines Co., Ltd. Class H............. 21,276,000    7,470,609            0.1%
    China Starch Holdings, Ltd............................ 18,995,000      465,578            0.0%
*   China Taifeng Beddings Holdings, Ltd..................    640,000      102,431            0.0%
    China Tianyi Holdings, Ltd............................  2,828,000      372,132            0.0%
*   China Tontine Wines Group, Ltd........................  3,976,000      169,232            0.0%
    China Travel International Investment Hong Kong, Ltd.. 52,275,631   16,124,661            0.1%
    China Unicom Hong Kong, Ltd...........................  2,150,000    3,213,782            0.0%
#   China Unicom Hong Kong, Ltd. ADR......................  7,285,774  109,140,894            0.6%
    China Vanadium Titano - Magnetite Mining Co., Ltd..... 14,969,000    1,524,197            0.0%
#*  China Yurun Food Group, Ltd...........................  6,972,000    2,968,359            0.0%
#   China ZhengTong Auto Services Holdings, Ltd...........  2,001,500    1,133,852            0.0%
#   China Zhongwang Holdings, Ltd......................... 21,978,954   11,575,503            0.1%
    Chongqing Machinery & Electric Co., Ltd. Class H...... 14,606,000    2,635,414            0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H..... 16,384,000    7,884,999            0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
     Ltd..................................................  2,428,000      729,662            0.0%
*   CITIC Resources Holdings, Ltd......................... 30,356,000    4,269,830            0.0%
#   CITIC, Ltd............................................ 14,538,000   25,473,066            0.1%
#   Citychamp Watch & Jewellery Group, Ltd................ 22,943,108    3,110,052            0.0%
    Clear Media, Ltd......................................    546,000      556,203            0.0%
#*  Comtec Solar Systems Group, Ltd.......................  9,836,000    1,638,514            0.0%
    Cosco International Holdings, Ltd.....................  8,298,000    3,636,165            0.0%
    COSCO Pacific, Ltd.................................... 22,542,963   29,722,556            0.2%
*   Coslight Technology International Group Co., Ltd......     20,000       12,875            0.0%
    Country Garden Holdings Co., Ltd......................  3,984,800    1,565,538            0.0%
*   DaChan Food Asia, Ltd.................................  3,297,000      425,199            0.0%
#   Dah Chong Hong Holdings, Ltd..........................  1,051,000      619,818            0.0%
#   Dalian Port PDA Co., Ltd. Class H..................... 14,226,000    4,973,831            0.0%
#   Dongyue Group, Ltd....................................  2,297,000      861,089            0.0%
*   Dynasty Fine Wines Group, Ltd.........................  9,228,600      321,299            0.0%
    Embry Holdings, Ltd...................................    544,000      273,990            0.0%
#   Evergrande Real Estate Group, Ltd..................... 78,418,000   30,134,317            0.2%
    Evergreen International Holdings, Ltd.................  1,628,000      199,514            0.0%
#   Fantasia Holdings Group Co., Ltd...................... 22,225,015    2,378,687            0.0%
#   Fosun International, Ltd.............................. 11,477,744   13,614,415            0.1%
    Franshion Properties China, Ltd....................... 48,888,580   11,603,768            0.1%
    Fufeng Group, Ltd.....................................  3,746,000    1,759,644            0.0%
*   Global Bio-Chem Technology Group Co., Ltd............. 21,990,360      837,030            0.0%
*   Global Sweeteners Holdings, Ltd.......................  7,916,350      402,641            0.0%
*   Glorious Property Holdings, Ltd....................... 38,519,000    5,564,480            0.0%
#   Golden Meditech Holdings, Ltd.........................  9,303,112    1,523,374            0.0%
    Goldlion Holdings, Ltd................................  1,572,000      658,818            0.0%
#   GOME Electrical Appliances Holding, Ltd............... 77,549,000   12,217,496            0.1%
#   Greenland Hong Kong Holdings, Ltd.....................  4,169,575    1,679,727            0.0%
#   Greentown China Holdings, Ltd.........................  9,566,591    9,954,693            0.1%
    Guangshen Railway Co., Ltd. Class H...................    888,000      381,401            0.0%
#   Guangshen Railway Co., Ltd. Sponsored ADR.............    426,392    9,103,469            0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                             Shares      Value++    of Net Assets**
                                                             ------      -------    ---------------
CHINA -- (Continued)
    Guangzhou Automobile Group Co., Ltd. Class H..........  13,285,572 $ 11,803,398            0.1%
#   Guangzhou R&F Properties Co., Ltd.....................  14,146,314   15,429,339            0.1%
#   Guodian Technology & Environment Group Corp., Ltd.
     Class H..............................................   4,021,000      819,950            0.0%
    Hainan Meilan International Airport Co., Ltd. Class H.   1,989,000    1,547,039            0.0%
#   Hanergy Thin Film Power Group, Ltd....................  32,484,000    7,411,579            0.1%
    Harbin Electric Co., Ltd. Class H.....................  10,851,474    6,549,003            0.0%
*   Heng Tai Consumables Group, Ltd.......................  46,535,195      683,943            0.0%
    Hengdeli Holdings, Ltd................................   2,048,000      329,623            0.0%
*   Hidili Industry International Development, Ltd........  13,549,000    1,468,743            0.0%
*   HKC Holdings, Ltd.....................................  27,876,878      683,544            0.0%
    Honghua Group, Ltd....................................   1,636,000      316,571            0.0%
    Hopefluent Group Holdings, Ltd........................     796,000      236,201            0.0%
#*  Hopson Development Holdings, Ltd......................  11,192,000    9,959,715            0.1%
    Industrial & Commercial Bank of China, Ltd. Class H... 302,174,996  200,241,009            1.1%
    Inspur International, Ltd.............................   1,329,343      338,351            0.0%
    Jiangxi Copper Co., Ltd. Class H......................   9,933,000   17,592,551            0.1%
    Jingwei Textile Machinery Class H.....................      50,000       50,185            0.0%
#   Ju Teng International Holdings, Ltd...................  11,786,249    6,590,454            0.0%
*   Kai Yuan Holdings, Ltd................................  51,740,000      683,795            0.0%
#   Kaisa Group Holdings, Ltd.............................  22,755,632    8,427,323            0.1%
    Kasen International Holdings, Ltd.....................   1,885,000      267,906            0.0%
    Kingboard Chemical Holdings, Ltd......................   9,345,345   18,291,104            0.1%
    Kingboard Laminates Holdings, Ltd.....................   9,655,000    3,937,304            0.0%
    KWG Property Holding, Ltd.............................  19,984,500   13,877,069            0.1%
#*  Labixiaoxin Snacks Group, Ltd.........................   2,491,000      333,849            0.0%
    Lai Fung Holdings, Ltd................................  52,922,560    1,134,759            0.0%
#   Lee & Man Paper Manufacturing, Ltd....................   4,045,000    2,214,587            0.0%
*   Leoch International Technology, Ltd...................     190,000       35,274            0.0%
*   Lingbao Gold Co., Ltd. Class H........................   3,014,000      485,246            0.0%
*   LK Technology Holdings, Ltd...........................     112,500       10,859            0.0%
    Longfor Properties Co., Ltd...........................     200,000      232,266            0.0%
#   Lonking Holdings, Ltd.................................  24,606,000    4,220,877            0.0%
*   Loudong General Nice Resources China Holdings, Ltd....  21,592,800    1,420,233            0.0%
*   Maanshan Iron & Steel Co., Ltd. Class H...............   7,442,000    1,930,866            0.0%
#   Maoye International Holdings, Ltd.....................  11,540,000    1,784,914            0.0%
    Metallurgical Corp. of China, Ltd. Class H............  28,850,659    7,922,037            0.1%
#   MIE Holdings Corp.....................................   4,808,000      664,011            0.0%
    MIN XIN Holdings, Ltd.................................   1,128,418      682,429            0.0%
*   Mingfa Group International Co., Ltd...................     552,000      153,617            0.0%
#   Minmetals Land, Ltd...................................  19,829,205    2,299,691            0.0%
    Minth Group, Ltd......................................   1,406,000    2,699,103            0.0%
#   MMG, Ltd..............................................  12,452,000    4,182,272            0.0%
    Nature Home Holding Co., Ltd..........................     154,000       23,492            0.0%
#   New World China Land, Ltd.............................  24,698,600   14,982,687            0.1%
    New World Department Store China, Ltd.................   1,026,000      370,358            0.0%
#   Nine Dragons Paper Holdings, Ltd......................  21,314,000   16,492,710            0.1%
*   O-Net Communications Group, Ltd.......................   2,746,000      750,703            0.0%
    Overseas Chinese Town Asia Holdings, Ltd..............     332,000      124,150            0.0%
#   Parkson Retail Group, Ltd.............................   7,457,000    2,193,530            0.0%
    Peak Sport Products Co., Ltd..........................  10,288,000    3,078,499            0.0%
#   Poly Property Group Co., Ltd..........................  31,419,488   12,171,419            0.1%
    Ports Design, Ltd.....................................   1,276,000      442,498            0.0%
*   Pou Sheng International Holdings, Ltd.................  11,183,529    1,024,968            0.0%
*   Powerlong Real Estate Holdings, Ltd...................  12,936,000    1,800,219            0.0%
*   Prosperity International Holdings HK, Ltd.............  17,540,000      622,220            0.0%
    Qingling Motors Co., Ltd. Class H.....................  12,058,000    3,840,821            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       Percentage
                                                               Shares      Value++   of Net Assets**
                                                               ------      -------   ---------------
CHINA -- (Continued)
*   Qunxing Paper Holdings Co., Ltd.........................   5,020,071 $   244,687            0.0%
*   Real Gold Mining, Ltd...................................   3,137,500     106,402            0.0%
#   Real Nutriceutical Group, Ltd...........................  11,046,000   3,762,460            0.0%
*   Renhe Commercial Holdings Co., Ltd......................  34,330,000   1,372,903            0.0%
    REXLot Holdings, Ltd....................................  37,241,621   3,843,741            0.0%
    Samson Holding, Ltd.....................................   7,938,452   1,014,031            0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd....   5,202,000   1,153,002            0.0%
    Scud Group, Ltd.........................................   3,368,000     512,734            0.0%
*   Semiconductor Manufacturing International Corp.......... 133,434,000  13,834,008            0.1%
*   Semiconductor Manufacturing International Corp. ADR.....   1,328,504   6,828,511            0.0%
#   Shandong Chenming Paper Holdings, Ltd. Class H..........   4,297,818   1,987,773            0.0%
    Shanghai Industrial Holdings, Ltd.......................   8,240,918  25,356,261            0.1%
*   Shanghai Industrial Urban Development Group, Ltd........   8,776,000   1,619,684            0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
     Class H................................................   9,208,000   3,159,995            0.0%
    Shanghai Prime Machinery Co., Ltd. Class H..............   7,700,000   1,476,552            0.0%
*   Shanghai Zendai Property, Ltd...........................   2,750,000      37,218            0.0%
    Shenzhen International Holdings, Ltd....................  11,350,617  18,038,922            0.1%
#   Shenzhen Investment, Ltd................................  41,994,440  12,129,817            0.1%
    Shimao Property Holdings, Ltd...........................  22,765,535  49,055,538            0.3%
*   Shougang Concord International Enterprises Co., Ltd.....  67,554,208   3,136,746            0.0%
#   Shougang Fushan Resources Group, Ltd....................  44,054,594  10,114,324            0.1%
    Shui On Land, Ltd.......................................  55,430,303  12,725,594            0.1%
*   Sijia Group Co..........................................   1,152,649      38,198            0.0%
    Silver Grant International Industries, Ltd..............  18,874,804   2,579,991            0.0%
*   SIM Technology Group, Ltd...............................   8,253,000     463,607            0.0%
*   Sino Oil And Gas Holdings, Ltd..........................  13,840,000     360,247            0.0%
#   Sino-Ocean Land Holdings, Ltd...........................  44,080,602  25,033,342            0.1%
*   Sinofert Holdings, Ltd..................................  12,268,000   1,868,441            0.0%
*   Sinolink Worldwide Holdings, Ltd........................  11,754,508     955,656            0.0%
*   Sinotrans Shipping, Ltd.................................  12,458,416   3,407,776            0.0%
    Sinotrans, Ltd. Class H.................................   5,681,000   4,507,898            0.0%
    Sinotruk Hong Kong, Ltd.................................   9,252,835   4,808,086            0.0%
    Skyworth Digital Holdings, Ltd..........................  31,396,529  17,172,310            0.1%
    SMI Corp., Ltd..........................................  18,960,000     734,160            0.0%
    SOHO China, Ltd.........................................  28,074,888  20,565,390            0.1%
    SRE Group, Ltd..........................................  31,214,285     889,459            0.0%
    Sunac China Holdings, Ltd...............................   7,508,000   6,520,172            0.0%
    TCC International Holdings, Ltd.........................  14,035,056   5,701,369            0.0%
*   TCL Multimedia Technology Holdings, Ltd.................   2,468,200     875,322            0.0%
    Tian An China Investment Co., Ltd.......................   6,757,000   4,532,467            0.0%
#   Tiangong International Co., Ltd.........................  16,005,944   4,088,019            0.0%
    Tianjin Port Development Holdings, Ltd..................  20,369,657   4,598,350            0.0%
#   Tianneng Power International, Ltd.......................   8,152,280   2,916,153            0.0%
    Tomson Group, Ltd.......................................   1,472,772     389,073            0.0%
    Tonly Electronics Holdings, Ltd.........................     376,220     321,802            0.0%
    Top Spring International Holdings, Ltd..................      11,500       3,248            0.0%
    TPV Technology, Ltd.....................................   8,752,496   1,717,380            0.0%
    Travelsky Technology, Ltd. Class H......................   9,843,500  10,272,678            0.1%
*   Trony Solar Holdings Co., Ltd...........................   8,775,000     133,518            0.0%
    Wasion Group Holdings, Ltd..............................   1,757,291   1,836,367            0.0%
    Weiqiao Textile Co. Class H.............................   7,453,000   3,720,217            0.0%
#   West China Cement, Ltd..................................  36,244,000   3,600,308            0.0%
    Xiamen International Port Co., Ltd. Class H.............  15,252,000   4,014,477            0.0%
    Xingda International Holdings, Ltd......................  11,322,000   3,919,091            0.0%
#   Xinhua Winshare Publishing and Media Co., Ltd. Class H..   4,837,000   4,521,139            0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H.......   4,477,000     963,692            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           Percentage
                                                                Shares       Value++     of Net Assets**
                                                                ------       -------     ---------------
CHINA -- (Continued)
*   Xiwang Property Holdings Co., Ltd........................   5,646,736 $      320,380            0.0%
    Xiwang Special Steel Co., Ltd............................   5,905,000        828,591            0.0%
    XTEP International Holdings, Ltd.........................   1,036,500        462,883            0.0%
*   Yanchang Petroleum International, Ltd....................  27,800,000      1,418,213            0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H....................  16,874,000     14,290,428            0.1%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR..............      60,792        511,261            0.0%
    Yip's Chemical Holdings, Ltd.............................     752,000        504,191            0.0%
    Youyuan International Holdings, Ltd......................     630,229        144,540            0.0%
    Yuanda China Holdings, Ltd...............................     292,000         18,112            0.0%
#   Yuexiu Property Co., Ltd................................. 101,920,786     18,928,801            0.1%
#   Yuzhou Properties Co., Ltd...............................   9,816,960      2,280,241            0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H..     571,000        379,270            0.0%
#   Zhong An Real Estate, Ltd................................   7,643,800        877,397            0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd..  11,645,000      5,601,856            0.0%
                                                                          --------------           -----
TOTAL CHINA..................................................              2,879,983,513           15.2%
                                                                          --------------           -----

COLOMBIA -- (0.1%)
    Almacenes Exito SA.......................................      22,754        320,934            0.0%
    Cementos Argos SA........................................     541,227      2,762,033            0.0%
    Constructora Conconcreto SA..............................      86,988         62,361            0.0%
*   Fabricato SA.............................................   8,190,234         53,341            0.0%
    Grupo Argos SA...........................................     113,439      1,233,907            0.0%
    Grupo de Inversiones Suramericana SA.....................     746,414     15,519,607            0.1%
    Grupo Nutresa SA.........................................     463,927      6,268,370            0.0%
    Mineros SA...............................................      65,037         88,033            0.0%
                                                                          --------------           -----
TOTAL COLOMBIA...............................................                 26,308,586            0.1%
                                                                          --------------           -----

CZECH REPUBLIC -- (0.2%)
    CEZ A.S..................................................     908,656     25,135,388            0.1%
    O2 Czech Republic AS.....................................     381,442      4,261,468            0.0%
    Pegas Nonwovens SA.......................................     134,543      3,848,699            0.0%
#*  Unipetrol A.S............................................   1,423,606      8,327,718            0.1%
                                                                          --------------           -----
TOTAL CZECH REPUBLIC.........................................                 41,573,273            0.2%
                                                                          --------------           -----

GREECE -- (0.1%)
*   Alpha Bank AE............................................   6,054,491      3,947,029            0.0%
    Bank of Greece...........................................      26,513        342,261            0.0%
*   Ellaktor SA..............................................     897,424      2,533,180            0.0%
    Elval - Hellenic Aluminium Industry SA...................       8,595         12,831            0.0%
*   GEK Terna Holding Real Estate Construction SA............     704,463      1,802,635            0.0%
*   Hellenic Petroleum SA....................................     334,739      1,718,746            0.0%
*   Intracom Holdings SA.....................................   1,511,057        759,498            0.0%
*   Intralot SA-Integrated Lottery Systems & Services........      76,173        107,889            0.0%
*   Marfin Investment Group Holdings SA......................     743,463        196,516            0.0%
*   Mytilineos Holdings SA...................................     471,554      3,036,626            0.0%
*   National Bank of Greece SA...............................     220,190        531,120            0.0%
#*  National Bank of Greece SA ADR...........................     185,316        450,318            0.0%
*   Piraeus Bank SA..........................................   3,484,614      5,067,406            0.1%
*   Sidenor Holdings SA......................................      21,740         24,703            0.0%
    Terna Energy SA..........................................       5,747         16,497            0.0%
    Titan Cement Co. SA......................................       2,957         65,536            0.0%
                                                                          --------------           -----
TOTAL GREECE.................................................                 20,612,791            0.1%
                                                                          --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                         Percentage
                                                  Shares     Value++   of Net Assets**
                                                  ------     -------   ---------------
HONG KONG -- (0.0%)
#*  China Culiangwang Beverages Holdings, Ltd..  3,418,200 $   209,454            0.0%
                                                           -----------            ----

HUNGARY -- (0.4%)
*   Danubius Hotel and SpA P.L.C...............    108,124   2,097,892            0.0%
*   FHB Mortgage Bank P.L.C....................      3,954      11,535            0.0%
    MOL Hungarian Oil and Gas P.L.C............     74,175   3,529,505            0.0%
#   OTP Bank P.L.C.............................  3,898,283  64,561,897            0.4%
*   PannErgy...................................     86,313     110,320            0.0%
    Tisza Chemical Group P.L.C.................    225,494   3,826,242            0.0%
                                                           -----------            ----
TOTAL HUNGARY..................................             74,137,391            0.4%
                                                           -----------            ----

INDIA -- (8.6%)
    Aban Offshore, Ltd.........................    331,314   3,346,619            0.0%
*   ABG Shipyard, Ltd..........................    203,444     755,060            0.0%
    Adani Enterprises, Ltd.....................  2,518,112  19,779,624            0.1%
*   Adani Power, Ltd...........................    991,243     772,358            0.0%
    Aditya Birla Nuvo, Ltd.....................    739,118  20,249,002            0.1%
    Ahmednagar Forgings, Ltd...................     88,319     585,164            0.0%
    Allahabad Bank.............................  2,114,906   3,959,234            0.0%
    Alok Industries, Ltd....................... 10,204,534   2,081,050            0.0%
    Amtek Auto, Ltd............................  1,551,102   4,166,499            0.0%
    Amtek India, Ltd...........................    696,727   1,050,789            0.0%
    Anant Raj, Ltd.............................  1,198,559   1,048,616            0.0%
    Andhra Bank................................  2,676,709   3,660,244            0.0%
    Apar Industries, Ltd.......................     72,615     449,054            0.0%
    Apollo Tyres, Ltd..........................  4,008,187  14,252,172            0.1%
    Arvind, Ltd................................  3,503,698  17,004,425            0.1%
*   Ashok Leyland, Ltd.........................  4,539,496   3,431,291            0.0%
    Asian Hotels East, Ltd.....................      1,050       3,107            0.0%
    Atul, Ltd..................................     16,725     346,824            0.0%
    Axis Bank, Ltd.............................  1,222,500   8,757,600            0.1%
    Bajaj Finance, Ltd.........................     70,416   3,182,547            0.0%
    Bajaj Finserv, Ltd.........................    123,463   2,150,521            0.0%
    Bajaj Holdings & Investment, Ltd...........    395,402   8,916,259            0.1%
    Ballarpur Industries, Ltd..................  4,422,774   1,216,649            0.0%
    Balmer Lawrie & Co., Ltd...................    161,889   1,641,269            0.0%
*   Balrampur Chini Mills, Ltd.................  2,486,372   2,215,610            0.0%
    Bank of Baroda.............................  1,232,256  18,616,026            0.1%
    Bank of India..............................  1,966,165   9,072,620            0.1%
    Bank Of Maharashtra........................  1,498,465   1,054,570            0.0%
    BEML, Ltd..................................    101,349   1,115,050            0.0%
    BGR Energy Systems, Ltd....................    169,812     462,730            0.0%
    Bharat Electronics, Ltd....................     10,591     358,340            0.0%
    Bharat Heavy Electricals, Ltd..............  8,525,426  35,530,081            0.2%
    Bharti Airtel, Ltd.........................  1,454,489   9,473,308            0.1%
    Bhushan Steel, Ltd.........................  1,127,438   1,941,550            0.0%
    Birla Corp., Ltd...........................    135,996   1,157,254            0.0%
    Bombay Burmah Trading Co...................      1,746       7,373            0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.....  1,567,477   1,705,913            0.0%
    Brigade Enterprises, Ltd...................     15,631      37,134            0.0%
    Cairn India, Ltd...........................  8,360,478  38,656,905            0.2%
    Canara Bank................................  1,631,882  10,652,551            0.1%
    Capital First, Ltd.........................     91,681     498,180            0.0%
    Ceat, Ltd..................................    166,902   2,337,847            0.0%
*   Central Bank Of India......................  2,281,147   2,496,401            0.0%
    Century Textiles & Industries, Ltd.........    598,690   5,385,198            0.0%
    Chambal Fertilizers & Chemicals, Ltd.......  2,460,737   2,470,473            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                  Percentage
                                                           Shares     Value++   of Net Assets**
                                                           ------     -------   ---------------
INDIA -- (Continued)
    City Union Bank, Ltd................................. 1,450,289 $ 1,997,915            0.0%
    Claris Lifesciences, Ltd.............................    74,868     206,919            0.0%
    Corp. Bank...........................................   436,134   2,393,837            0.0%
    Cox & Kings, Ltd.....................................   833,172   3,876,209            0.0%
*   Cranes Software International, Ltd...................   114,443       6,009            0.0%
    Cyient, Ltd..........................................    26,080     202,113            0.0%
    Dalmia Bharat, Ltd...................................   165,465   1,136,101            0.0%
*   DB Realty, Ltd....................................... 1,221,987   1,353,495            0.0%
*   DCB Bank, Ltd........................................ 2,874,325   4,294,007            0.0%
    DCM Shriram, Ltd.....................................   319,037   1,152,904            0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......   516,320   1,309,410            0.0%
*   DEN Networks, Ltd....................................   267,666     719,224            0.0%
    Dena Bank............................................ 1,885,938   1,959,548            0.0%
    Dewan Housing Finance Corp., Ltd.....................   115,020     691,040            0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd.............   432,982   1,106,692            0.0%
    DLF, Ltd............................................. 7,565,126  15,304,462            0.1%
    Dredging Corp. Of India, Ltd.........................    51,482     372,632            0.0%
    Edelweiss Financial Services, Ltd.................... 1,173,706   1,042,752            0.0%
*   Educomp Solutions, Ltd...............................   242,949     121,634            0.0%
    Eicher Motors, Ltd...................................     3,085     638,713            0.0%
*   EID Parry India, Ltd.................................   947,882   3,380,647            0.0%
    EIH, Ltd.............................................   886,903   1,471,794            0.0%
    Electrosteel Castings, Ltd...........................   894,946     278,612            0.0%
*   Era Infra Engineering, Ltd...........................   337,965      59,412            0.0%
*   Eros International Media, Ltd........................   425,062   1,729,785            0.0%
    Escorts, Ltd......................................... 1,368,597   3,772,695            0.0%
    Ess Dee Aluminium, Ltd...............................    42,453     245,132            0.0%
*   Essar Oil, Ltd.......................................   963,947   1,898,064            0.0%
    Essar Ports, Ltd.....................................   708,669   1,106,879            0.0%
*   Essar Shipping, Ltd..................................    34,549      12,748            0.0%
    Essel Propack, Ltd...................................   768,056   1,431,263            0.0%
    Federal Bank, Ltd.................................... 8,414,667  19,520,612            0.1%
    Financial Technologies India, Ltd....................   252,944     720,218            0.0%
    Finolex Cables, Ltd..................................   688,924   2,512,917            0.0%
    Finolex Industries, Ltd..............................   546,005   2,839,303            0.0%
*   Firstsource Solutions, Ltd........................... 3,754,653   2,390,758            0.0%
*   Fortis Healthcare, Ltd...............................   959,836   1,890,656            0.0%
    Future Retail, Ltd...................................   733,256   1,378,790            0.0%
    GAIL India, Ltd...................................... 2,841,179  24,428,691            0.1%
    Gateway Distriparks, Ltd.............................   113,322     529,580            0.0%
    Gati, Ltd............................................   302,557   1,003,356            0.0%
    Godrej Properties, Ltd...............................    89,893     355,285            0.0%
    Graphite India, Ltd..................................   663,585   1,012,675            0.0%
    Grasim Industries, Ltd...............................    15,142     864,159            0.0%
    Great Eastern Shipping Co., Ltd. (The)............... 1,015,526   6,543,496            0.1%
    Greaves Cotton, Ltd..................................     9,635      20,324            0.0%
*   GTL Infrastructure, Ltd..............................   535,315      24,362            0.0%
    Gujarat Alkalies & Chemicals, Ltd....................   467,952   1,504,655            0.0%
    Gujarat Fluorochemicals, Ltd.........................   327,417   4,092,468            0.0%
    Gujarat Mineral Development Corp., Ltd...............   335,126     833,875            0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..   729,530   1,019,243            0.0%
*   Gujarat NRE Coke, Ltd................................ 1,709,516     208,041            0.0%
    Gujarat State Fertilisers & Chemicals, Ltd........... 2,186,080   4,308,128            0.0%
    Gujarat State Petronet, Ltd.......................... 2,720,005   4,288,406            0.0%
    Gulf Oil Corp., Ltd..................................   103,726     290,798            0.0%
    Gulf Oil Lubricants India, Ltd.......................   113,892     612,216            0.0%
*   HCL Infosystems, Ltd.................................   915,062   1,089,420            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
INDIA -- (Continued)
    HEG, Ltd...................................    169,852 $    836,285            0.0%
*   HeidelbergCement India, Ltd................    388,113      559,932            0.0%
*   Hexa Tradex, Ltd...........................    256,397      105,740            0.0%
    Hindalco Industries, Ltd................... 20,834,979   55,379,355            0.3%
    Hinduja Global Solutions, Ltd..............     60,085      660,151            0.0%
*   Hindustan Construction Co., Ltd............  6,688,159    3,594,351            0.0%
*   Hotel Leela Venture, Ltd...................    758,606      280,616            0.0%
*   Housing Development & Infrastructure, Ltd..    146,764      199,284            0.0%
    HSIL, Ltd..................................    244,596    1,489,767            0.0%
    HT Media, Ltd..............................    254,736      486,597            0.0%
    ICICI Bank, Ltd............................    630,654   16,733,668            0.1%
    ICICI Bank, Ltd. Sponsored ADR.............  3,344,526  188,497,485            1.0%
    IDBI Bank, Ltd.............................  4,225,680    4,856,170            0.0%
    Idea Cellular, Ltd.........................     58,406      154,749            0.0%
    IDFC, Ltd..................................  6,072,777   15,451,150            0.1%
    IFCI, Ltd..................................  6,602,323    3,949,558            0.0%
    IIFL Holdings, Ltd.........................  2,848,913    7,892,404            0.1%
    IL&FS Transportation Networks, Ltd.........    195,301      630,837            0.0%
    India Cements, Ltd. (The)..................  3,994,730    7,242,710            0.1%
    Indiabulls Housing Finance, Ltd............  1,795,884   12,276,404            0.1%
*   Indiabulls Infrastructure and Power, Ltd...  8,397,685      519,181            0.0%
    Indiabulls Real Estate, Ltd................  1,059,231    1,239,908            0.0%
    Indian Bank................................  1,326,290    3,592,880            0.0%
*   Indian Hotels Co., Ltd.....................  4,834,889    8,247,388            0.1%
    Indian Overseas Bank.......................  2,513,158    2,412,371            0.0%
    ING Vysya Bank, Ltd........................    265,599    2,788,387            0.0%
    Ingersoll-Rand India, Ltd..................     23,057      336,426            0.0%
    Intellect Design Arena, Ltd................    969,923      758,246            0.0%
    Jain Irrigation Systems, Ltd...............  4,790,664    7,073,711            0.1%
*   Jaiprakash Associates, Ltd................. 20,703,122   10,501,655            0.1%
    Jammu & Kashmir Bank, Ltd. (The)...........  3,271,950    7,399,694            0.1%
*   Jaypee Infratech, Ltd......................  5,317,823    1,987,054            0.0%
    JB Chemicals & Pharmaceuticals, Ltd........    373,888    1,398,783            0.0%
    JBF Industries, Ltd........................    128,839      311,106            0.0%
    Jindal Poly Films, Ltd.....................    219,686    1,086,896            0.0%
*   Jindal Poly Investment & Finance Co., Ltd..      1,441        3,263            0.0%
    Jindal Saw, Ltd............................  2,244,000    2,840,973            0.0%
*   Jindal Stainless, Ltd......................    447,064      247,146            0.0%
    Jindal Steel & Power, Ltd..................  4,291,213   11,255,045            0.1%
    JK Cement, Ltd.............................    223,709    2,218,656            0.0%
    JK Lakshmi Cement, Ltd.....................    457,907    2,782,915            0.0%
    JK Tyre & Industries, Ltd..................    198,038    1,576,047            0.0%
    JM Financial, Ltd..........................  4,580,382    3,530,270            0.0%
    JSW Energy, Ltd............................  5,630,861    7,321,461            0.1%
    JSW Steel, Ltd.............................  1,955,071   40,001,783            0.2%
    Jubilant Life Sciences, Ltd................    871,456    2,034,333            0.0%
    Kakinada Fertilizers, Ltd..................  2,082,494       71,293            0.0%
    Kalpataru Power Transmission, Ltd..........    476,881    1,318,423            0.0%
    Karnataka Bank, Ltd. (The).................  2,195,065    4,444,302            0.0%
    Karur Vysya Bank, Ltd. (The)...............    387,245    3,460,672            0.0%
    KEC International, Ltd.....................    611,379    1,082,686            0.0%
*   Kesoram Industries, Ltd....................    552,385    1,115,027            0.0%
    Kirloskar Brothers, Ltd....................      2,141        9,004            0.0%
    Kirloskar Oil Engines, Ltd.................    293,581    1,232,567            0.0%
    Kolte-Patil Developers, Ltd................     34,115      104,364            0.0%
    KPIT Technologies, Ltd.....................     23,044       62,119            0.0%
    KRBL, Ltd..................................    226,251      334,767            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                               Percentage
                                                        Shares     Value++   of Net Assets**
                                                        ------     -------   ---------------
INDIA -- (Continued)
    KSB Pumps, Ltd...................................        605 $     5,265            0.0%
    Lakshmi Vilas Bank, Ltd. (The)...................    457,710     561,822            0.0%
    Maharashtra Seamless, Ltd........................    128,181     653,639            0.0%
    Mahindra Lifespace Developers, Ltd...............    147,668   1,219,904            0.0%
    Man Infraconstruction, Ltd.......................      9,840       4,112            0.0%
*   Manaksia, Ltd....................................      1,986       3,644            0.0%
    MAX India, Ltd...................................     30,211     174,717            0.0%
    McLeod Russel India, Ltd.........................    496,900   2,103,819            0.0%
    Mercator, Ltd....................................  1,796,935     842,307            0.0%
    Merck, Ltd.......................................     22,680     299,667            0.0%
    MOIL, Ltd........................................      4,675      23,576            0.0%
    Monnet Ispat & Energy, Ltd.......................    179,359     243,889            0.0%
    Motilal Oswal Financial Services, Ltd............      4,955      17,260            0.0%
    Mphasis, Ltd.....................................    121,224     789,837            0.0%
    MRF, Ltd.........................................     11,110   5,659,162            0.1%
    National Aluminium Co., Ltd......................  3,210,802   2,986,576            0.0%
    Nava Bharat Ventures, Ltd........................     65,021     228,846            0.0%
    NCC, Ltd.(B0FXGP0)...............................  2,621,585   2,526,893            0.0%
    NCC, Ltd.()......................................  3,058,516   2,971,343            0.0%
    NIIT Technologies, Ltd...........................    489,112   3,076,796            0.0%
    NIIT, Ltd........................................    767,524     580,318            0.0%
    Noida Toll Bridge Co., Ltd.......................    155,450      90,346            0.0%
    Oberoi Realty, Ltd...............................     82,864     331,861            0.0%
    OCL India, Ltd...................................     78,239     397,047            0.0%
    OMAXE, Ltd.......................................    866,322   1,854,237            0.0%
    Orient Cement, Ltd...............................    567,622   1,369,054            0.0%
    Orient Paper & Industries, Ltd...................     47,163      24,673            0.0%
    Oriental Bank of Commerce........................  1,205,589   5,597,208            0.0%
*   Oswal Chemicals & Fertilizers, Ltd...............    247,086     129,327            0.0%
*   Panacea Biotec, Ltd..............................      7,823      20,016            0.0%
*   Parsvnath Developers, Ltd........................  1,315,279     433,698            0.0%
    PC Jeweller, Ltd.................................    229,088     901,943            0.0%
    Peninsula Land, Ltd..............................     81,038      47,432            0.0%
    Petronet LNG, Ltd................................    755,001   2,442,838            0.0%
*   Pipavav Defence & Offshore Engineering Co., Ltd..     22,287      13,942            0.0%
    Piramal Enterprises, Ltd.........................    744,986   9,775,976            0.1%
*   Plethico Pharmaceuticals, Ltd....................    178,019     119,844            0.0%
    Polaris Financial Technology, Ltd................    991,066   3,021,716            0.0%
    Power Finance Corp., Ltd.........................     16,793      76,637            0.0%
    Praj Industries, Ltd.............................    507,475     520,609            0.0%
    Prakash Industries, Ltd..........................    165,631     156,841            0.0%
*   Prism Cement, Ltd................................    370,591     452,316            0.0%
    PTC India Financial Services, Ltd................  2,936,603   2,417,722            0.0%
    PTC India, Ltd...................................  4,119,645   6,159,142            0.1%
*   Punj Lloyd, Ltd..................................  1,569,682     976,575            0.0%
    Punjab & Sind Bank...............................    116,252     110,682            0.0%
    Puravankara Projects, Ltd........................    169,086     275,323            0.0%
    Radico Khaitan, Ltd..............................    193,640     286,759            0.0%
    Rain Industries, Ltd.............................  1,672,005   1,352,150            0.0%
    Rajesh Exports, Ltd..............................    287,502     666,916            0.0%
    Ramco Cements, Ltd. (The)........................    399,005   2,245,154            0.0%
    Ratnamani Metals & Tubes, Ltd....................      1,288       9,504            0.0%
    Raymond, Ltd.....................................    629,181   4,732,107            0.0%
    Redington India, Ltd.............................    393,670     655,740            0.0%
    REI Agro, Ltd....................................  5,013,829     200,431            0.0%
    Reliance Capital, Ltd............................  1,319,922  10,178,395            0.1%
*   Reliance Communications, Ltd..................... 10,751,778  18,497,036            0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
INDIA -- (Continued)
    Reliance Industries, Ltd................ 21,131,225 $342,432,538            1.8%
    Reliance Industries, Ltd. GDR...........    107,000    3,458,483            0.0%
*   Reliance Power, Ltd..................... 10,036,520   12,475,238            0.1%
    Rolta India, Ltd........................  1,564,222    2,812,675            0.0%
    Ruchi Soya Industries, Ltd..............  1,957,762    1,207,108            0.0%
    Rural Electrification Corp., Ltd........  2,768,400   13,584,214            0.1%
    Sesa Sterlite, Ltd...................... 13,111,693   54,635,115            0.3%
    Sesa Sterlite, Ltd. ADR.................  1,581,236   26,628,021            0.2%
*   Shipping Corp. of India, Ltd............  2,377,188    2,331,449            0.0%
*   Shree Renuka Sugars, Ltd................  6,771,888    1,873,215            0.0%
    Simplex Infrastructures, Ltd............      6,327       31,181            0.0%
    Sintex Industries, Ltd..................  2,411,670    3,792,086            0.0%
    Sobha Developers, Ltd...................    724,644    5,091,738            0.0%
    South Indian Bank, Ltd. (The)...........  9,724,062    4,397,403            0.0%
    SREI Infrastructure Finance, Ltd........  1,470,670    1,140,589            0.0%
    SRF, Ltd................................    337,716    4,640,978            0.0%
    State Bank of Bikaner & Jaipur..........     50,954      471,545            0.0%
    State Bank of India.....................  2,134,196   93,821,600            0.5%
    State Bank of India GDR.................      1,449      127,272            0.0%
    State Bank of Travancore................      1,903       13,102            0.0%
    Steel Authority of India, Ltd...........  1,314,032    1,781,829            0.0%
    Sterlite Technologies, Ltd..............  1,813,999    2,103,008            0.0%
    Styrolution ABS India, Ltd..............     28,114      289,874            0.0%
    Sundram Fasteners, Ltd..................     37,667       94,993            0.0%
*   Suzlon Energy, Ltd...................... 12,847,639    2,780,728            0.0%
    Syndicate Bank..........................  2,880,564    5,888,204            0.1%
    Tamil Nadu Newsprint & Papers, Ltd......     77,579      178,102            0.0%
    Tata Chemicals, Ltd.....................  1,201,925    7,962,193            0.1%
    Tata Global Beverages, Ltd..............  5,612,575   14,633,502            0.1%
    Tata Motors, Ltd........................  2,659,305   23,224,411            0.1%
    Tata Motors, Ltd. Sponsored ADR.........    163,263    7,689,687            0.1%
    Tata Steel, Ltd.........................  8,358,781   66,598,810            0.4%
    Techno Electric & Engineering Co., Ltd..     12,200       53,310            0.0%
*   Teledata Marine Solutions, Ltd..........    267,258           --            0.0%
    Time Technoplast, Ltd...................    617,680      475,358            0.0%
    Trent, Ltd..............................     11,394      246,242            0.0%
    Tube Investments of India, Ltd..........    515,266    2,930,643            0.0%
*   TV18 Broadcast, Ltd.....................  5,911,235    2,801,380            0.0%
    UCO Bank................................  5,290,500    7,523,804            0.1%
    Uflex, Ltd..............................    391,028    1,020,484            0.0%
    Unichem Laboratories, Ltd...............    219,888      701,197            0.0%
    Union Bank of India.....................  1,648,312    6,026,369            0.1%
    UPL, Ltd................................  3,719,259   20,979,458            0.1%
*   Usha Martin, Ltd........................  1,811,897      776,768            0.0%
*   Uttam Galva Steels, Ltd.................    112,549      134,755            0.0%
    VA Tech Wabag, Ltd......................      1,281       33,227            0.0%
*   Vardhman Special Steels, Ltd............      6,934        3,958            0.0%
    Vardhman Textiles, Ltd..................    200,135    1,429,134            0.0%
    Videocon Industries, Ltd................    856,897    2,343,418            0.0%
    Vijaya Bank.............................  2,884,524    2,238,898            0.0%
    Voltas, Ltd.............................     68,415      279,342            0.0%
    Welspun Corp., Ltd......................  1,847,557    2,298,445            0.0%
*   Welspun Enterprises, Ltd................     92,378      304,666            0.0%
    Welspun India, Ltd......................     57,777      280,204            0.0%
    Wockhardt, Ltd..........................    509,935    6,289,878            0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                          Shares        Value++     of Net Assets**
                                                          ------        -------     ---------------
INDIA -- (Continued)
    Zensar Technologies, Ltd..........................        41,101 $      404,945            0.0%
    Zuari Agro Chemicals, Ltd.........................        99,759        413,245            0.0%
                                                                     --------------            ----
TOTAL INDIA...........................................                1,735,278,793            9.2%
                                                                     --------------            ----

INDONESIA -- (2.6%)
    Adaro Energy Tbk PT...............................   238,333,900     22,412,379            0.1%
    Agung Podomoro Land Tbk PT........................   118,961,600      3,475,077            0.0%
    Alam Sutera Realty Tbk PT.........................   177,983,200      6,833,640            0.1%
    Aneka Tambang Persero Tbk PT......................    80,886,500      6,496,435            0.0%
    Asahimas Flat Glass Tbk PT........................     5,277,000      2,930,450            0.0%
    Astra Graphia Tbk PT..............................     1,348,100        247,537            0.0%
*   Bakrie and Brothers Tbk PT........................ 1,049,980,250      4,344,147            0.0%
*   Bakrie Sumatera Plantations Tbk PT................   120,401,800        498,197            0.0%
*   Bakrie Telecom Tbk PT.............................   260,426,500      1,077,478            0.0%
*   Bakrieland Development Tbk PT.....................   623,458,520      2,579,473            0.0%
    Bank Bukopin Tbk PT...............................    63,324,333      3,954,697            0.0%
    Bank Danamon Indonesia Tbk PT.....................    36,234,654     12,636,779            0.1%
    Bank Mandiri Persero Tbk PT.......................    75,216,231     64,599,752            0.4%
    Bank Negara Indonesia Persero Tbk PT..............   119,873,841     59,081,599            0.3%
*   Bank Pan Indonesia Tbk PT.........................   145,749,701     12,059,922            0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
     PT...............................................    34,447,300      2,152,711            0.0%
    Bank Permata Tbk PT...............................       381,272         46,692            0.0%
    Bank Tabungan Negara Persero Tbk PT...............    72,795,427      6,748,416            0.1%
*   Barito Pacific Tbk PT.............................    15,599,000        345,708            0.0%
*   Benakat Integra Tbk PT............................   137,741,500      1,584,363            0.0%
*   Berau Coal Energy Tbk PT..........................       769,100          6,109            0.0%
*   Berlian Laju Tanker Tbk PT........................   128,161,466             --            0.0%
    BISI International Tbk PT.........................    13,895,800        563,668            0.0%
*   Budi Starch & Sweetener Tbk PT....................     9,951,800         84,142            0.0%
*   Bumi Resources Tbk PT.............................   104,727,000      1,197,967            0.0%
    Bumi Serpong Damai PT.............................    20,885,200      2,775,471            0.0%
    BW Plantation Tbk PT..............................     3,848,600        173,756            0.0%
*   Central Proteinaprima Tbk PT......................   178,071,500        736,746            0.0%
    Charoen Pokphand Indonesia Tbk PT.................    33,263,730     11,568,257            0.1%
    Ciputra Development Tbk PT........................   138,401,100     13,124,638            0.1%
    Ciputra Property Tbk PT...........................    34,864,200      2,178,327            0.0%
    Ciputra Surya Tbk PT..............................    17,279,700      3,467,327            0.0%
*   Clipan Finance Indonesia Tbk PT...................     2,995,500        108,823            0.0%
*   Darma Henwa Tbk PT................................   246,575,442      1,020,171            0.0%
*   Davomas Abadi Tbk PT..............................   138,239,500             --            0.0%
*   Delta Dunia Makmur Tbk PT.........................    48,942,400        875,684            0.0%
    Elnusa Tbk PT.....................................    51,903,500      2,223,787            0.0%
*   Energi Mega Persada Tbk PT........................   570,221,378      5,349,205            0.0%
*   Erajaya Swasembada Tbk PT.........................    26,265,800      2,220,167            0.0%
*   Ever Shine Textile Tbk PT.........................    19,342,215        352,113            0.0%
*   Exploitasi Energi Indonesia Tbk PT................     1,975,500         30,087            0.0%
    Gajah Tunggal Tbk PT..............................    30,108,000      3,588,477            0.0%
*   Garuda Indonesia Persero Tbk PT...................    24,051,781      1,054,912            0.0%
    Global Mediacom Tbk PT............................    94,561,000     15,347,296            0.1%
*   Gozco Plantations Tbk PT..........................    10,639,000         85,348            0.0%
*   Great River International Tbk PT..................     1,788,000             --            0.0%
    Gudang Garam Tbk PT...............................     1,836,000      8,786,106            0.1%
    Harum Energy Tbk PT...............................    17,230,700      2,254,326            0.0%
    Hexindo Adiperkasa Tbk PT.........................     1,364,644        405,649            0.0%
    Holcim Indonesia Tbk PT...........................    21,037,400      4,090,238            0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT..............    39,421,700      3,749,341            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                             Shares      Value++    of Net Assets**
                                                             ------      -------    ---------------
INDONESIA -- (Continued)
*   Indika Energy Tbk PT..................................  27,651,100 $  1,454,103            0.0%
    Indo Tambangraya Megah Tbk PT.........................     157,900      277,054            0.0%
*   Indo-Rama Synthetics Tbk PT...........................      41,500        3,594            0.0%
    Indofood Sukses Makmur Tbk PT.........................  69,867,200   39,463,556            0.2%
    Indomobil Sukses Internasional Tbk PT.................      54,500       17,376            0.0%
    Intiland Development Tbk PT...........................  89,814,700    4,423,308            0.0%
    Japfa Comfeed Indonesia Tbk PT........................  27,068,750    2,813,629            0.0%
    Jaya Real Property Tbk PT............................. 123,301,500   10,185,081            0.1%
    Kawasan Industri Jababeka Tbk PT...................... 337,026,120    7,591,983            0.1%
*   Lippo Cikarang Tbk PT.................................     850,200      598,312            0.0%
    Lippo Karawaci Tbk PT................................. 322,394,649   28,555,369            0.2%
    Matahari Putra Prima Tbk PT...........................  18,399,000    4,790,568            0.0%
    Mayora Indah Tbk PT...................................   3,451,100    8,074,371            0.1%
    Medco Energi Internasional Tbk PT.....................  27,716,900    8,827,655            0.1%
    Metrodata Electronics Tbk PT..........................   1,455,100       71,568            0.0%
*   Mitra International Resources Tbk PT..................   3,041,360       12,585            0.0%
    MNC Investama Tbk PT.................................. 300,704,600    8,336,201            0.1%
    Modernland Realty Tbk PT..............................  42,860,900    1,763,553            0.0%
    Multipolar Tbk PT.....................................  67,960,700    5,291,833            0.0%
*   Nusantara Infrastructure Tbk PT.......................  39,595,200      642,554            0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT......................     929,000       70,092            0.0%
    Pan Brothers Tbk PT...................................   1,663,050       64,005            0.0%
*   Panin Financial Tbk PT................................ 200,578,000    4,434,945            0.0%
*   Paninvest Tbk PT......................................  30,871,000    1,700,233            0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.  60,102,484    9,676,082            0.1%
    Petrosea Tbk PT.......................................   3,762,500      330,340            0.0%
*   Polychem Indonesia Tbk PT.............................     436,500        6,395            0.0%
    Ramayana Lestari Sentosa Tbk PT.......................  33,355,500    2,239,747            0.0%
    Salim Ivomas Pratama Tbk PT...........................  28,914,400    1,853,014            0.0%
    Sampoerna Agro PT.....................................  11,712,641    2,035,546            0.0%
    Selamat Sempurna Tbk PT...............................  11,727,000    4,361,568            0.0%
    Semen Baturaja Persero Tbk PT.........................   2,508,000       77,639            0.0%
*   Sentul City Tbk PT.................................... 114,269,100      842,700            0.0%
*   Sigmagold Inti Perkasa Tbk PT.........................  35,039,300    1,362,884            0.0%
    Sinar Mas Agro Resources & Technology Tbk PT..........   7,806,900    4,985,655            0.0%
    Sinar Mas Multiartha Tbk PT...........................       2,000          480            0.0%
    Sri Rejeki Isman Tbk PT...............................   4,122,500       56,973            0.0%
*   Surya Dumai Industri Tbk..............................   5,145,000           --            0.0%
    Surya Semesta Internusa Tbk PT........................  52,232,600    3,282,258            0.0%
    Surya Toto Indonesia Tbk PT...........................     680,000      208,192            0.0%
*   Suryainti Permata Tbk PT..............................  17,378,000           --            0.0%
*   Tiga Pilar Sejahtera Food Tbk.........................  26,563,822    4,815,441            0.0%
    Timah Persero Tbk PT..................................  62,892,860    6,434,010            0.0%
    Trias Sentosa Tbk PT..................................     336,500       10,565            0.0%
*   Trimegah Securities Tbk PT............................   9,162,100       51,738            0.0%
*   Truba Alam Manunggal Engineering PT................... 129,244,500       85,557            0.0%
    Tunas Baru Lampung Tbk PT.............................  18,271,700    1,058,563            0.0%
    Tunas Ridean Tbk PT...................................  42,848,500    2,198,798            0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT..........   9,204,400    2,912,684            0.0%
    Unggul Indah Cahaya Tbk PT............................     319,635       50,642            0.0%
    United Tractors Tbk PT................................  12,140,900   18,441,922            0.1%
    Vale Indonesia Tbk PT.................................  41,384,900   12,969,453            0.1%
*   Visi Media Asia Tbk PT................................  15,238,600      578,890            0.0%
    Wintermar Offshore Marine Tbk PT......................     712,198       67,767            0.0%
    XL Axiata Tbk PT......................................   1,395,500      638,162            0.0%
                                                                       ------------            ----
TOTAL INDONESIA...........................................              522,620,783            2.8%
                                                                       ------------            ----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                 Percentage
                                          Shares     Value++   of Net Assets**
                                          ------     -------   ---------------
 ISRAEL -- (0.0%)
 *   Knafaim Holdings, Ltd.............      5,195 $     8,516            0.0%
     Liberty Properties, Ltd...........      2,467      10,711            0.0%
                                                   -----------            ----
 TOTAL ISRAEL..........................                 19,227            0.0%
                                                   -----------            ----

 MALAYSIA -- (4.0%)
     A & M Realty Bhd..................    151,200      52,443            0.0%
 *   Adventa Bhd.......................     62,000      18,095            0.0%
 #   Affin Holdings Bhd................ 12,507,950  12,291,102            0.1%
 *   Ahmad Zaki Resources Bhd..........    164,200      35,708            0.0%
 #   AirAsia Bhd....................... 24,383,300  18,534,718            0.1%
 #   Alam Maritim Resources Bhd........  2,583,200     865,793            0.0%
     Alliance Financial Group Bhd...... 16,479,900  24,018,994            0.1%
     Allianz Malaysia Bhd..............     28,800     112,987            0.0%
     Amcorp Properties Bhd.............    170,900      48,602            0.0%
 #   AMMB Holdings Bhd................. 23,966,062  49,412,879            0.3%
     Ann Joo Resources Bhd.............  2,973,600   1,086,646            0.0%
     APM Automotive Holdings Bhd.......    745,300   1,268,630            0.0%
     Batu Kawan Bhd....................  2,080,750  11,667,370            0.1%
     Benalec Holdings Bhd..............  7,424,100   1,952,505            0.0%
     Berjaya Assets Bhd................    355,600      95,172            0.0%
     Berjaya Corp. Bhd................. 47,160,480   7,312,703            0.1%
     Berjaya Land Bhd.................. 13,220,000   3,377,516            0.0%
 #   BIMB Holdings Bhd.................  4,277,645   5,559,055            0.0%
     BLD Plantation Bhd................      6,600      15,995            0.0%
 #   Boustead Holdings Bhd.............  7,087,998  10,884,672            0.1%
     Boustead Plantations Bhd..........  1,491,900     689,248            0.0%
     Cahya Mata Sarawak Bhd............  6,930,600   9,133,548            0.1%
     Can-One Bhd.......................    401,400     296,617            0.0%
     CB Industrial Product Holding Bhd.  2,014,000   1,475,470            0.0%
     Chin Teck Plantations Bhd.........    309,100     909,657            0.0%
     Coastal Contracts Bhd.............  2,058,800   2,501,656            0.0%
     Crescendo Corp. Bhd...............    236,300     201,234            0.0%
     CSC Steel Holdings Bhd............  2,503,800     844,415            0.0%
 *   Datuk Keramik Holdings Bhd........    127,000          --            0.0%
 *   Daya Materials Bhd................ 12,215,000     911,818            0.0%
     DRB-Hicom Bhd..................... 18,941,300  12,266,096            0.1%
     Eastern & Oriental Bhd............ 13,567,015  11,554,316            0.1%
 *   ECM Libra Financial Group Bhd.....  2,242,050     688,619            0.0%
     Engtex Group Bhd..................    311,800     184,024            0.0%
 *   Evergreen Fibreboard Bhd..........  1,568,626     255,139            0.0%
     Eversendai Corp. Bhd..............  1,374,000     337,809            0.0%
     Faber Group Bhd...................  3,758,800   3,707,429            0.0%
     FAR East Holdings Bhd.............    403,800     994,714            0.0%
     Fima Corp. BHD....................     21,000      17,431            0.0%
 *   Fountain View Development Bhd.....  2,573,200          --            0.0%
     Genting Bhd.......................  8,221,800  24,374,874            0.1%
 #   Genting Malaysia Bhd.............. 32,607,600  42,642,721            0.2%
     George Kent Malaysia BHD..........     84,533      37,329            0.0%
     Glomac Bhd........................  7,416,300   2,501,915            0.0%
 *   Goldis Bhd........................  3,227,495   2,502,714            0.0%
     GuocoLand Malaysia Bhd............  2,580,700   1,233,424            0.0%
 #   HAP Seng Consolidated Bhd......... 14,265,500  19,091,778            0.1%
     Hap Seng Plantations Holdings Bhd.  3,806,300   2,996,658            0.0%
     Hiap Teck Venture Bhd.............  1,476,900     332,636            0.0%
     Hong Leong Financial Group Bhd....  2,590,151  14,252,146            0.1%
     Hong Leong Industries Bhd.........  1,257,300   1,829,065            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                 Percentage
                                          Shares     Value++   of Net Assets**
                                          ------     -------   ---------------
  MALAYSIA -- (Continued)
      Hua Yang Bhd.....................  1,457,933 $ 1,027,906            0.0%
  *   Hubline Bhd......................  1,920,150      23,351            0.0%
  *   Hume Industries Bhd..............  1,357,884   1,650,459            0.0%
      Hwang Capital Malaysia Bhd.......    893,700     524,236            0.0%
      IGB Corp. Bhd.................... 15,137,390  13,257,114            0.1%
  #   IJM Corp. Bhd.................... 24,123,559  50,719,569            0.3%
      IJM Land Bhd.....................  7,201,400   7,526,807            0.1%
      IJM Plantations Bhd..............    286,700     312,969            0.0%
      Integrax Bhd.....................    974,800     643,357            0.0%
      Iris Corp. Bhd................... 21,684,200   2,341,887            0.0%
  *   Iskandar Waterfront City Bhd.....  1,432,000     649,369            0.0%
  *   JAKS Resources Bhd...............  9,634,600   1,918,218            0.0%
  #   Jaya Tiasa Holdings Bhd..........  5,891,833   3,800,509            0.0%
  #   JCY International Bhd............ 10,030,900   1,754,310            0.0%
  *   K&N Kenanga Holdings Bhd.........  2,403,787     475,275            0.0%
  *   Karambunai Corp. Bhd............. 14,822,700     383,847            0.0%
      Keck Seng Malaysia Bhd...........  2,515,500   4,628,936            0.0%
      Kian JOO CAN Factory Bhd.........  4,777,380   4,197,789            0.0%
  *   KIG Glass Industrial Bhd.........    260,000          --            0.0%
      Kim Loong Resources Bhd..........    499,100     428,008            0.0%
      Kimlun Corp. Bhd.................    815,300     346,998            0.0%
  *   Kinsteel Bhd.....................  1,544,300     105,813            0.0%
      KLCCP Stapled Group..............  4,501,700   9,415,216            0.1%
  *   KNM Group Bhd.................... 25,662,325   6,279,029            0.1%
  *   Kretam Holdings Bhd..............  4,212,000     659,365            0.0%
  *   KSL Holdings Bhd.................  3,006,866   4,135,294            0.0%
  *   KUB Malaysia Bhd.................  5,684,400     873,319            0.0%
  #*  Kulim Malaysia Bhd...............  8,993,100   9,344,624            0.1%
      Kumpulan Fima Bhd................  2,385,600   1,508,901            0.0%
      Kumpulan Perangsang Selangor Bhd.  4,262,300   2,048,157            0.0%
      Kwantas Corp. Bhd................    288,400     175,421            0.0%
      Land & General Bhd............... 10,793,700   1,871,588            0.0%
  *   Landmarks Bhd....................  2,394,908     881,583            0.0%
      LBS Bina Group Bhd...............  3,436,600   1,724,548            0.0%
      Lion Diversified Holdings Bhd....    133,800       5,285            0.0%
      Lion Industries Corp. Bhd........  7,081,781   1,313,126            0.0%
      Magnum Bhd.......................  4,749,700   4,317,592            0.0%
  #   Mah Sing Group Bhd...............  7,769,639   5,621,787            0.0%
      Malayan Flour Mills Bhd..........  2,908,550   1,654,508            0.0%
  #   Malaysia Airports Holdings Bhd...  3,811,709   8,367,942            0.1%
  #*  Malaysian Airline System Bhd..... 33,302,700   2,583,897            0.0%
      Malaysian Bulk Carriers Bhd......  5,353,325   2,540,070            0.0%
      Malaysian Pacific Industries Bhd.  1,334,375   2,142,318            0.0%
      Malaysian Resources Corp. Bhd.... 17,714,900   8,510,767            0.1%
      Malton Bhd.......................  3,244,800   1,046,813            0.0%
  #   MBM Resources Bhd................  2,579,603   2,243,610            0.0%
  #   Media Prima Bhd..................  3,134,400   1,867,826            0.0%
      Mega First Corp. Bhd.............  1,329,300   1,047,185            0.0%
      MISC Bhd......................... 11,521,104  24,036,443            0.1%
      MK Land Holdings BHD.............  9,948,400   1,437,660            0.0%
      MKH Bhd..........................  2,839,370   2,899,558            0.0%
  #   MMC Corp. Bhd.................... 14,882,980  11,948,627            0.1%
      MNRB Holdings Bhd................  1,754,000   2,352,929            0.0%
      Muda Holdings Bhd................    148,500      77,460            0.0%
  #   Mudajaya Group Bhd...............  4,170,600   2,637,446            0.0%
      Muhibbah Engineering M Bhd.......  2,901,900   2,558,330            0.0%
  *   Mulpha International Bhd......... 26,458,400   3,420,057            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                                   Shares     Value++   of Net Assets**
                                                   ------     -------   ---------------
MALAYSIA -- (Continued)
    Naim Holdings Bhd...........................  3,201,500 $ 3,325,743            0.0%
    NCB Holdings Bhd............................  2,451,500   1,796,182            0.0%
    Negri Sembilan Oil Palms Bhd................    167,600     278,602            0.0%
    Oriental Holdings Bhd.......................  3,676,979   8,169,340            0.1%
#   OSK Holdings Bhd............................  7,316,171   4,989,242            0.0%
    Pacific & Orient Bhd........................    334,330     141,316            0.0%
    Panasonic Manufacturing Malaysia Bhd........    382,080   2,207,225            0.0%
    Pantech Group Holdings Bhd..................  3,315,700     981,405            0.0%
*   Paracorp Bhd................................    252,000          --            0.0%
    Paramount Corp. Bhd.........................  1,660,525     757,636            0.0%
#*  Parkson Holdings Bhd........................  4,970,167   3,809,723            0.0%
#*  Perdana Petroleum Bhd.......................  1,430,980     704,835            0.0%
    Pie Industrial Bhd..........................    388,320     790,959            0.0%
    PJ Development Holdings Bhd.................  4,756,000   2,271,246            0.0%
    Pos Malaysia Bhd............................    730,617   1,122,118            0.0%
#   PPB Group Bhd...............................  8,407,766  40,436,918            0.2%
    Press Metal Bhd.............................  2,916,981   5,867,081            0.0%
*   Prime Utilities Bhd.........................     39,000          --            0.0%
    Protasco Bhd................................  2,982,500   1,388,504            0.0%
    RCE Capital Bhd.............................  4,412,200     449,505            0.0%
#   RHB Capital Bhd............................. 12,740,882  34,081,337            0.2%
*   Rimbunan Sawit Bhd..........................  6,262,800   1,266,958            0.0%
    Salcon Bhd..................................  2,051,700     461,755            0.0%
    Sarawak Oil Palms Bhd.......................    469,120     820,245            0.0%
    Sarawak Plantation Bhd......................     99,200      71,492            0.0%
*   Scomi Group Bhd............................. 25,227,900   2,677,935            0.0%
*   Seal, Inc. BHD..............................  1,382,600     425,068            0.0%
    Selangor Dredging Bhd.......................  1,352,800     448,282            0.0%
    Selangor Properties Bhd.....................     75,300     134,247            0.0%
    Shangri-La Hotels Malaysia Bhd..............    734,700   1,574,993            0.0%
*   Shell Refining Co. Federation of Malaya Bhd.    187,300     326,980            0.0%
*   Shin Yang Shipping Corp. Bhd................    101,800      15,646            0.0%
    SHL Consolidated Bhd........................    693,700     729,933            0.0%
#   SP Setia Bhd Group..........................  3,338,566   3,337,454            0.0%
#   Star Publications Malaysia Bhd..............  1,536,800   1,205,424            0.0%
    Subur Tiasa Holdings Bhd....................    128,230      83,736            0.0%
#   Sunway Bhd.................................. 12,563,126  13,181,965            0.1%
#   Supermax Corp. Bhd..........................  8,524,500   6,042,317            0.1%
    Suria Capital Holdings Bhd..................    824,400     652,074            0.0%
    Symphony Life Bhd...........................  2,082,010     665,394            0.0%
    Ta Ann Holdings Bhd.........................  1,742,122   2,039,228            0.0%
    TA Enterprise Bhd........................... 20,749,900   5,491,133            0.0%
    TA Global Bhd............................... 14,965,380   1,593,640            0.0%
    TAHPS Group Bhd.............................     27,000      64,848            0.0%
*   Talam Transform Bhd.........................  3,183,850     101,853            0.0%
    Taliworks Corp. Bhd.........................    123,500      74,354            0.0%
    TAN Chong Motor Holdings Bhd................  4,711,900   5,930,605            0.1%
*   Tanjung Offshore Bhd........................  4,295,000     597,985            0.0%
    TDM Bhd..................................... 14,109,900   3,969,848            0.0%
#   TH Plantations Bhd..........................    804,100     413,364            0.0%
#*  Time dotCom Bhd.............................  5,476,280   8,623,615            0.1%
    Tiong NAM Logistics Holdings................    488,600     164,960            0.0%
    Tropicana Corp. Bhd.........................  7,288,100   2,902,894            0.0%
#   UEM Sunrise Bhd.............................  7,403,745   4,232,630            0.0%
    Unisem M Bhd................................  9,014,700   4,631,655            0.0%
    United Malacca Bhd..........................    960,500   1,992,142            0.0%
    United Plantations Bhd......................    406,000   3,160,554            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       Percentage
                                                               Shares     Value++    of Net Assets**
                                                               ------     -------    ---------------
MALAYSIA -- (Continued)
    United U-Li Corp. BHD...................................    246,200 $    128,894            0.0%
#   UOA Development Bhd.....................................  5,317,800    3,424,953            0.0%
    VS Industry Bhd.........................................  1,694,093    1,278,153            0.0%
    Wah Seong Corp. Bhd.....................................  5,837,943    2,944,096            0.0%
#   WCT Holdings Bhd........................................ 13,676,405    9,032,415            0.1%
    Wing Tai Malaysia Bhd...................................  1,952,900    1,187,064            0.0%
    WTK Holdings Bhd........................................  6,575,950    2,480,502            0.0%
    YNH Property Bhd........................................  5,332,666    3,355,454            0.0%
#   YTL Corp. Bhd........................................... 90,103,550   45,482,563            0.3%
*   YTL Land & Development Bhd..............................  3,544,900      986,335            0.0%
                                                                        ------------            ----
TOTAL MALAYSIA..............................................             801,617,645            4.2%
                                                                        ------------            ----

MEXICO -- (7.0%)
    Alfa S.A.B. de C.V. Class A............................. 45,897,748  146,525,141            0.8%
#   Alpek S.A.B. de C.V.....................................  2,066,544    3,637,025            0.0%
    Arca Continental S.A.B. de C.V..........................  3,202,022   20,615,636            0.1%
#*  Axtel S.A.B. de C.V..................................... 12,529,535    3,340,279            0.0%
#*  Bio Pappel S.A.B. de C.V................................    400,207      793,504            0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.................    133,063      279,737            0.0%
*   Cemex S.A.B. de C.V.....................................    115,602      142,504            0.0%
#*  Cemex S.A.B. de C.V. Sponsored ADR...................... 17,909,306  220,284,464            1.2%
#   Cia Minera Autlan S.A.B. de C.V. Series B...............  1,212,118    1,367,275            0.0%
    Coca-Cola Femsa S.A.B. de C.V. Series L.................     43,263      458,163            0.0%
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR............      8,632      913,266            0.0%
*   Consorcio ARA S.A.B. de C.V. Series *................... 11,673,397    5,322,540            0.0%
#   Controladora Comercial Mexicana S.A.B. de C.V...........  6,169,415   24,405,067            0.1%
    Corp. Actinver S.A.B. de C.V............................    105,133      127,725            0.0%
#*  Corp. GEO S.A.B. de C.V. Series B.......................  9,461,653       72,145            0.0%
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V.
     Class B................................................  1,560,786    1,037,337            0.0%
#*  Desarrolladora Homex S.A.B. de C.V......................  3,011,482      501,914            0.0%
*   Dine S.A.B. de C.V......................................  1,027,267      550,012            0.0%
    El Puerto de Liverpool S.A.B. de C.V. Series 1..........      8,870      102,096            0.0%
*   Empaques Ponderosa S.A. de C.V..........................     90,000           --            0.0%
#*  Empresas ICA S.A.B. de C.V..............................  5,933,458   10,552,776            0.1%
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR...............  1,026,006    7,315,423            0.1%
#   Fomento Economico Mexicano S.A.B. de C.V................  2,517,554   24,253,395            0.1%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR....................................................  2,578,915  248,194,779            1.3%
#*  Gruma S.A.B. de C.V. Class B............................  3,179,507   34,927,650            0.2%
*   Gruma S.A.B. de C.V. Sponsored ADR......................     12,449      547,507            0.0%
#*  Grupo Aeromexico S.A.B. de C.V..........................  1,011,933    1,583,323            0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V......    900,748    4,468,205            0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR.     40,450    1,601,820            0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.....    634,177   43,219,162            0.2%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B.  1,204,121    8,223,745            0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......    271,607   36,580,031            0.2%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B..  1,203,482   16,225,167            0.1%
    Grupo Carso S.A.B. de C.V. Series A1....................  9,891,983   56,224,441            0.3%
    Grupo Cementos de Chihuahua S.A.B. de C.V...............  2,795,746    7,264,320            0.1%
#   Grupo Comercial Chedraui S.A. de C.V....................  1,656,252    5,743,764            0.0%
#   Grupo Elektra S.A.B. de C.V.............................    159,712    6,072,406            0.0%
*   Grupo Famsa S.A.B. de C.V. Class A......................  2,627,924    2,732,085            0.0%
    Grupo Financiero Banorte S.A.B. de C.V.................. 23,817,280  152,635,757            0.8%
#   Grupo Financiero Inbursa S.A.B. de C.V.................. 17,926,156   54,086,306            0.3%
    Grupo Financiero Interacciones S.A. de C.V..............    167,007    1,363,836            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           Percentage
                                                                Shares       Value++     of Net Assets**
                                                                ------       -------     ---------------
MEXICO -- (Continued)
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B.   2,550,559 $    6,799,597            0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V.
     Class B ADR.............................................   1,699,969     22,609,588            0.1%
    Grupo Gigante S.A.B. de C.V. Series*.....................     471,076      1,416,770            0.0%
#   Grupo Herdez S.A.B. de C.V. Series*......................      11,907         30,594            0.0%
    Grupo Industrial Maseca S.A.B. de C.V. Class B...........   2,756,800      4,299,103            0.0%
#   Grupo Industrial Saltillo S.A.B. de C.V..................   1,342,969      3,389,772            0.0%
    Grupo KUO S.A.B. de C.V. Series B........................   2,069,860      4,520,530            0.0%
#   Grupo Mexico S.A.B. de C.V. Series B.....................  19,995,903     68,824,662            0.4%
*   Grupo Pochteca S.A.B. de C.V.............................      67,810         74,728            0.0%
*   Grupo Posadas S.A.B. de C.V..............................     355,600        620,559            0.0%
*   Grupo Qumma S.A. de C.V. Series B........................       5,301             --            0.0%
#   Grupo Sanborns S.A.B. de C.V.............................     428,226        683,699            0.0%
*   Grupo Simec S.A.B. de C.V. Series B......................   1,687,533      7,441,248            0.1%
*   Grupo Simec S.A.B. de C.V. Sponsored ADR.................       2,893         37,522            0.0%
*   Grupo Sports World S.A.B. de C.V.........................     186,914        353,945            0.0%
    Industrias Bachoco S.A.B. de C.V. ADR....................      22,094      1,351,048            0.0%
#   Industrias Bachoco S.A.B. de C.V. Series B...............   1,158,985      5,892,933            0.0%
*   Industrias CH S.A.B. de C.V. Series B....................   3,177,774     17,410,650            0.1%
*   Inmuebles Carso S.A.B. de C.V............................  10,212,591     11,186,167            0.1%
    Medica Sur S.A.B. de C.V. Series B.......................       1,000          4,225            0.0%
    Megacable Holdings S.A.B. de C.V.........................     136,044        622,926            0.0%
#   Mexichem S.A.B. de C.V...................................   1,899,765      7,770,467            0.1%
*   Minera Frisco S.A.B. de C.V..............................   7,889,371     13,943,528            0.1%
#*  OHL Mexico S.A.B. de C.V.................................   8,609,693     24,161,166            0.1%
#   Organizacion Cultiba S.A.B. de C.V.......................     116,984        184,603            0.0%
#   Organizacion Soriana S.A.B. de C.V. Class B..............  14,962,271     49,010,361            0.3%
    Qualitas Controladora S.A.B. de C.V......................   1,781,503      4,630,287            0.0%
*   Sanluis Corp. S.A.B. de C.V..............................      10,800         38,256            0.0%
*   Savia SA Class A.........................................   3,457,285             --            0.0%
#   TV Azteca S.A.B. de C.V..................................   8,999,861      4,705,023            0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V...................   9,102,158          2,731            0.0%
*   Vitro S.A.B. de C.V. Series A............................   1,544,127      3,962,872            0.0%
                                                                          --------------            ----
TOTAL MEXICO.................................................              1,420,271,288            7.5%
                                                                          --------------            ----

PHILIPPINES -- (1.1%)
    A Soriano Corp...........................................  17,939,100      2,815,241            0.0%
    Alliance Global Group, Inc...............................  19,508,506     10,994,752            0.1%
    Alsons Consolidated Resources, Inc.......................  21,091,000        911,989            0.0%
    Atlas Consolidated Mining & Development..................   3,844,600      1,026,699            0.0%
    BDO Unibank, Inc.........................................  11,071,205     24,165,961            0.1%
    Cebu Air, Inc............................................     978,720      1,603,388            0.0%
    Cebu Holdings, Inc.......................................   4,186,650        480,933            0.0%
    Century Properties Group, Inc............................  25,064,959        603,857            0.0%
    China Banking Corp.......................................     446,716        488,764            0.0%
*   East West Banking Corp...................................      40,700         23,492            0.0%
    EEI Corp.................................................     104,600         26,079            0.0%
*   Empire East Land Holdings, Inc...........................  35,302,000        692,209            0.0%
*   Export & Industry Bank, Inc. Class A.....................      14,950             --            0.0%
    Filinvest Development Corp...............................     142,800         14,447            0.0%
    Filinvest Land, Inc...................................... 194,080,031      6,663,564            0.0%
    First Philippine Holdings Corp...........................   4,524,200      8,768,537            0.1%
*   Fwbc Holdings, Inc.......................................   5,471,786             --            0.0%
    JG Summit Holdings, Inc..................................   5,472,130      7,776,320            0.0%
    Lopez Holdings Corp......................................  33,181,300      4,916,144            0.0%
    LT Group, Inc............................................   5,440,700      1,725,814            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                                 Shares      Value++    of Net Assets**
                                                 ------      -------    ---------------
PHILIPPINES -- (Continued)
    Megaworld Corp............................ 201,002,600 $ 22,212,908            0.1%
    Metropolitan Bank & Trust Co..............   9,876,072   18,157,239            0.1%
*   Mondragon International Philippines, Inc..   2,464,000           --            0.0%
    Petron Corp...............................   9,138,000    2,404,554            0.0%
*   Philippine National Bank..................   4,995,673    9,407,327            0.1%
*   Philippine National Construction Corp.....     398,900        8,169            0.0%
    Philippine Savings Bank...................   1,232,313    3,083,701            0.0%
*   Philippine Townships, Inc.................     226,200           --            0.0%
*   Philtown Properties, Inc..................       6,701           --            0.0%
    Phinma Corp...............................   1,649,098      379,099            0.0%
    Phoenix Petroleum Philippines, Inc........     507,600       46,122            0.0%
    Rizal Commercial Banking Corp.............   4,764,548    5,628,765            0.0%
    Robinsons Land Corp.......................  29,534,650   16,156,447            0.1%
    San Miguel Corp...........................   6,306,246   10,196,797            0.1%
    San Miguel Pure Foods Co., Inc............      57,070      293,174            0.0%
    Security Bank Corp........................   1,566,924    5,017,932            0.0%
*   Top Frontier Investment Holdings, Inc.....     628,532    1,538,432            0.0%
    Trans-Asia Oil & Energy Development Corp..  26,322,000    1,408,751            0.0%
    Union Bank of the Philippines.............   2,674,824    7,014,424            0.0%
    Universal Robina Corp.....................   6,792,445   28,135,738            0.2%
    Vista Land & Lifescapes, Inc..............  66,092,468    9,058,486            0.1%
                                                           ------------            ----
TOTAL PHILIPPINES.............................              213,846,255            1.1%
                                                           ------------            ----

POLAND -- (1.8%)
*   Agora SA..................................     648,585    1,548,697            0.0%
    Asseco Poland SA..........................   1,339,607   19,885,985            0.1%
    Bank Millennium SA........................   5,296,167   13,134,516            0.1%
#*  Bioton SA.................................      45,398       56,640            0.0%
    Ciech SA..................................     533,502    6,440,714            0.0%
    ComArch SA................................       2,787       78,946            0.0%
    Dom Development SA........................      26,265      352,418            0.0%
    Enea SA...................................   1,967,093    9,352,679            0.1%
    Firma Oponiarska Debica SA................     102,634    3,303,567            0.0%
*   Getin Holding SA..........................   3,221,895    2,335,101            0.0%
*   Getin Noble Bank SA.......................   3,420,648    2,643,211            0.0%
    Grupa Azoty SA............................     139,708    2,601,087            0.0%
    Grupa Kety SA.............................     112,990    9,334,790            0.1%
*   Grupa Lotos SA............................   1,304,475   10,077,350            0.1%
#*  Hawe SA...................................     952,876      665,652            0.0%
*   Impexmetal SA.............................   5,570,319    4,465,753            0.0%
#*  Jastrzebska Spolka Weglowa SA.............     264,783    2,275,440            0.0%
*   Kernel Holding SA.........................     239,703    1,893,109            0.0%
    KGHM Polska Miedz SA......................   1,534,468   59,181,890            0.3%
*   Kopex SA..................................     555,501    1,880,758            0.0%
*   LC Corp. SA...............................   1,454,689      781,557            0.0%
    Lentex SA.................................      17,702       44,601            0.0%
    Lubelski Wegiel Bogdanka SA...............       3,618      120,099            0.0%
*   MCI Management SA.........................      34,614      103,678            0.0%
#   Netia SA..................................   4,404,675    7,283,222            0.0%
    Orbis SA..................................     538,910    5,877,303            0.0%
    Pelion SA.................................      10,134      218,320            0.0%
    PGE SA....................................  14,453,314   94,828,904            0.5%
*   Polski Koncern Miesny Duda SA.............     131,391      275,240            0.0%
#   Polski Koncern Naftowy Orlen SA...........   5,710,498   71,142,520            0.4%
    Rawlplug SA...............................     110,853      256,126            0.0%
*   Rovese SA.................................   1,435,338      626,023            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                            Percentage
                                                    Shares     Value++    of Net Assets**
                                                    ------     -------    ---------------
POLAND -- (Continued)
*   Sygnity SA...................................    194,766 $    956,790            0.0%
    Synthos SA...................................  3,710,169    4,610,670            0.0%
    Tauron Polska Energia SA..................... 17,586,207   27,466,630            0.2%
#*  Trakcja SA...................................  4,995,606    1,648,898            0.0%
                                                             ------------            ----
TOTAL POLAND.....................................             367,748,884            1.9%
                                                             ------------            ----

RUSSIA -- (2.4%)
*   AFI Development P.L.C. GDR...................     31,828       20,670            0.0%
    Gazprom OAO Sponsored ADR.................... 67,242,144  445,533,804            2.4%
    Lukoil OAO Sponsored ADR.....................    475,571   23,312,171            0.1%
*   Magnitogorsk Iron & Steel Works OJSC GDR.....  1,929,398    5,487,163            0.0%
*   Mechel Sponsored ADR.........................    456,334      410,701            0.0%
    RusHydro JSC ADR.............................  8,655,901   14,472,831            0.1%
    VTB Bank OJSC GDR............................  1,933,866    3,663,063            0.0%
                                                             ------------            ----
TOTAL RUSSIA.....................................             492,900,403            2.6%
                                                             ------------            ----

SOUTH AFRICA -- (7.0%)
    Adcorp Holdings, Ltd.........................    611,683    1,885,904            0.0%
    Aeci, Ltd....................................  1,156,888   12,972,035            0.1%
#   African Bank Investments, Ltd................  9,264,952      260,399            0.0%
    African Oxygen, Ltd..........................     45,466       79,953            0.0%
    African Rainbow Minerals, Ltd................  1,995,186   24,612,752            0.1%
    Allied Electronics Corp., Ltd................    563,821    1,061,097            0.0%
*   Anglo American Platinum, Ltd.................    139,466    4,406,791            0.0%
*   AngloGold Ashanti, Ltd.......................  1,306,671   10,919,755            0.1%
#*  AngloGold Ashanti, Ltd. Sponsored ADR........  4,786,464   39,584,057            0.2%
*   ArcelorMittal South Africa, Ltd..............  2,376,535    7,038,251            0.0%
    Astral Foods, Ltd............................        498        6,846            0.0%
#*  Aveng, Ltd...................................  7,760,862   14,266,604            0.1%
    Barclays Africa Group, Ltd...................  6,214,975   98,223,014            0.5%
    Barloworld, Ltd..............................  4,235,000   36,791,598            0.2%
*   Basil Read Holdings, Ltd.....................    539,771      239,597            0.0%
*   Bell Equipment, Ltd..........................     54,867       68,039            0.0%
    Blue Label Telecoms, Ltd.....................  4,802,245    4,245,564            0.0%
*   Brait SE.....................................  1,699,653   12,775,748            0.1%
    Business Connexion Group, Ltd................  1,823,337    1,054,601            0.0%
    Caxton and CTP Publishers and Printers, Ltd..  3,246,716    4,384,146            0.0%
#   Clover Industries, Ltd.......................    691,007    1,236,825            0.0%
*   Consolidated Infrastructure Group, Ltd.......     67,591      195,727            0.0%
*   Corpgro, Ltd.................................    579,166           --            0.0%
    Datacentrix Holdings, Ltd....................    188,927       66,618            0.0%
#   DataTec, Ltd.................................  3,120,053   15,706,564            0.1%
    Distell Group, Ltd...........................    191,339    2,314,532            0.0%
    Distribution and Warehousing Network, Ltd....    250,120      167,916            0.0%
    DRDGOLD, Ltd.................................  6,340,068    1,764,202            0.0%
#   DRDGOLD, Ltd. Sponsored ADR..................     13,664       37,166            0.0%
*   Eqstra Holdings, Ltd.........................  2,414,077    1,133,745            0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.......    125,156       45,840            0.0%
#   Exxaro Resources, Ltd........................  1,301,270   13,591,154            0.1%
    Gold Fields, Ltd.............................  2,508,385    8,133,798            0.1%
    Gold Fields, Ltd. Sponsored ADR.............. 12,552,563   40,042,676            0.2%
    Grand Parade Investments, Ltd................      5,685        3,666            0.0%
    Grindrod, Ltd................................  7,679,217   15,744,327            0.1%
    Group Five, Ltd..............................  1,340,015    4,583,130            0.0%
*   Harmony Gold Mining Co., Ltd.................  1,976,449    3,192,740            0.0%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR..  1,691,066    2,739,527            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
SOUTH AFRICA -- (Continued)
    Hudaco Industries, Ltd.................     61,406 $      539,741            0.0%
*   Hulamin, Ltd...........................  1,532,017        948,280            0.0%
    Iliad Africa, Ltd......................    205,951        128,904            0.0%
    Illovo Sugar, Ltd......................    460,291      1,102,701            0.0%
*   Impala Platinum Holdings, Ltd..........  6,007,845     43,819,157            0.2%
    Imperial Holdings, Ltd.................    378,957      6,532,644            0.0%
    Investec, Ltd..........................  4,500,877     41,068,801            0.2%
*   JCI, Ltd............................... 10,677,339             --            0.0%
#*  JD Group, Ltd..........................  2,681,862      6,000,274            0.0%
    KAP Industrial Holdings, Ltd...........     84,438         34,236            0.0%
#   Lewis Group, Ltd.......................  1,877,963     11,306,017            0.1%
    Liberty Holdings, Ltd..................  1,540,959     17,832,053            0.1%
    Mediclinic International, Ltd..........    791,668      7,077,421            0.0%
    Merafe Resources, Ltd.................. 21,718,286      2,008,270            0.0%
    Metair Investments, Ltd................    914,331      3,109,454            0.0%
    MMI Holdings, Ltd...................... 18,733,145     47,885,107            0.3%
    Mondi, Ltd.............................  1,809,963     30,310,003            0.2%
    Mpact, Ltd.............................  2,306,948      7,440,959            0.0%
    Murray & Roberts Holdings, Ltd.........  5,156,966     10,593,568            0.1%
    Mustek, Ltd............................     48,438         34,304            0.0%
#   Nedbank Group, Ltd.....................  3,800,421     82,877,562            0.4%
*   Northam Platinum, Ltd..................  3,052,518      9,432,751            0.1%
    Omnia Holdings, Ltd....................    372,219      7,429,512            0.0%
    Peregrine Holdings, Ltd................  1,784,904      3,722,791            0.0%
    Petmin, Ltd............................  1,417,358        212,110            0.0%
    Pinnacle Holdings, Ltd.................     25,493         28,133            0.0%
    PSG Group, Ltd.........................    522,671      5,452,781            0.0%
    Raubex Group, Ltd......................  1,346,073      2,718,465            0.0%
    RCL Foods, Ltd.........................     31,832         46,097            0.0%
    Reunert, Ltd...........................     34,540        182,297            0.0%
*   Royal Bafokeng Platinum, Ltd...........    328,832      1,744,842            0.0%
    Sanlam, Ltd............................ 19,211,956    121,401,118            0.7%
*   Sappi, Ltd.............................  9,020,020     35,725,072            0.2%
*   Sappi, Ltd. Sponsored ADR..............    695,410      2,705,145            0.0%
    Sasol, Ltd.............................     51,727      2,582,998            0.0%
    Sasol, Ltd. Sponsored ADR..............    642,389     32,241,504            0.2%
    Sibanye Gold, Ltd......................  1,076,244      2,027,840            0.0%
#   Sibanye Gold, Ltd. Sponsored ADR.......  2,972,246     21,846,008            0.1%
    Standard Bank Group, Ltd............... 19,894,413    250,525,816            1.3%
*   Stefanutti Stocks Holdings, Ltd........    526,548        319,659            0.0%
#   Steinhoff International Holdings, Ltd.. 27,917,185    142,824,599            0.8%
*   Super Group, Ltd.......................  3,472,240      9,942,514            0.1%
*   Telkom SA SOC, Ltd.....................  4,862,960     25,842,349            0.1%
    Times Media Group, Ltd.................    253,556        448,563            0.0%
    Tongaat Hulett, Ltd....................    793,865     10,475,435            0.1%
    Trencor, Ltd...........................  1,278,035      7,707,574            0.1%
    Value Group, Ltd.......................    628,611        250,314            0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.........     82,235        969,167            0.0%
    Zeder Investments, Ltd.................  1,938,581      1,019,965            0.0%
                                                       --------------            ----
TOTAL SOUTH AFRICA.........................             1,406,051,779            7.4%
                                                       --------------            ----

SOUTH KOREA -- (13.9%)
    Aekyung Petrochemical Co., Ltd.........      4,345        298,483            0.0%
#   Agabang&Company........................     45,115        348,907            0.0%
#   AK Holdings, Inc.......................     12,532        835,055            0.0%
#*  Amotech Co., Ltd.......................     26,533        219,450            0.0%
    Asia Cement Co., Ltd...................     25,169      2,565,644            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                Percentage
                                                         Shares     Value++   of Net Assets**
                                                         ------     -------   ---------------
SOUTH KOREA -- (Continued)
#   ASIA Holdings Co., Ltd.............................    12,413 $ 1,722,906            0.0%
    Asia Paper Manufacturing Co., Ltd..................    43,695   1,210,115            0.0%
    AtlasBX Co., Ltd...................................     1,295      47,260            0.0%
#*  AUK Corp...........................................   617,090     929,383            0.0%
*   BH Co., Ltd........................................     2,155      12,574            0.0%
    Bookook Securities Co., Ltd........................    28,655     398,802            0.0%
    BS Financial Group, Inc............................ 2,042,369  31,780,595            0.2%
    BYC Co., Ltd.......................................       810     215,252            0.0%
#   Byucksan Corp......................................    10,100      59,963            0.0%
    CammSys Corp.......................................    13,509      19,379            0.0%
#*  Capro Corp.........................................    79,730     210,083            0.0%
#*  Celltrion Pharm, Inc...............................     7,951      69,475            0.0%
    Chemtronics Co., Ltd...............................     2,276      17,474            0.0%
#*  China Great Star International, Ltd................   436,461     950,447            0.0%
#*  China Ocean Resources Co., Ltd..................... 1,049,067   1,302,600            0.0%
    Chokwang Paint, Ltd................................     4,194      33,720            0.0%
    Chongkundang Holdings Corp.........................       317      23,355            0.0%
    Chosun Refractories Co., Ltd.......................     9,371   1,166,647            0.0%
    CJ Corp............................................    78,730  12,789,939            0.1%
#*  CJ Korea Express Co., Ltd..........................    71,498  12,913,603            0.1%
    CKD Bio Corp.......................................    20,570     459,090            0.0%
#*  Cosmochemical Co., Ltd.............................   115,498     551,844            0.0%
#   Dae Dong Industrial Co., Ltd.......................   145,130   1,408,177            0.0%
    Dae Han Flour Mills Co., Ltd.......................    14,630   2,710,946            0.0%
    Dae Won Kang Up Co., Ltd...........................   245,096   1,471,028            0.0%
#*  Dae Young Packaging Co., Ltd....................... 1,121,470     935,636            0.0%
#   Dae-Il Corp........................................    98,982     604,720            0.0%
#*  Daechang Co., Ltd..................................   543,933     408,713            0.0%
    Daeduck Electronics Co.............................   107,940     914,248            0.0%
    Daeduck GDS Co., Ltd...............................   281,480   2,793,929            0.0%
    Daegu Department Store.............................    71,060   1,015,563            0.0%
#   Daehan Steel Co., Ltd..............................   185,508   1,077,580            0.0%
    Daekyo Co., Ltd....................................   521,770   3,634,528            0.0%
#   Daelim Industrial Co., Ltd.........................   421,284  27,905,873            0.2%
#   Daesang Holdings Co., Ltd..........................    68,454   1,334,674            0.0%
#   Daesung Holdings Co., Ltd..........................    42,463     488,813            0.0%
#*  Daewoo Engineering & Construction Co., Ltd.........   781,987   4,794,808            0.0%
*   Daewoo Securities Co., Ltd......................... 2,587,642  27,158,624            0.2%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd..   756,637  12,936,558            0.1%
    Daewoong Co., Ltd..................................     4,688     225,761            0.0%
*   Dahaam E-Tec Co., Ltd..............................     3,535      11,163            0.0%
    Daishin Securities Co., Ltd........................   611,785   5,871,682            0.0%
#   Daou Data Corp.....................................   138,807     719,150            0.0%
    Daou Technology, Inc...............................   396,164   4,123,526            0.0%
#*  Dasan Networks, Inc................................   188,632   1,089,284            0.0%
#   DGB Financial Group, Inc........................... 1,388,192  19,795,833            0.1%
#*  Digitech Systems Co., Ltd..........................    10,779       8,018            0.0%
    Dong Ah Tire & Rubber Co., Ltd.....................    81,994   1,478,751            0.0%
#*  Dong Yang Gang Chul Co., Ltd.......................   252,195     561,805            0.0%
    Dong-Ah Geological Engineering Co., Ltd............    45,500     337,490            0.0%
    Dong-Il Corp.......................................    18,630   1,603,024            0.0%
#   Dongbang Transport Logistics Co., Ltd..............   244,640     431,214            0.0%
#*  Dongbu Corp........................................    53,090      59,072            0.0%
#*  Dongbu HiTek Co., Ltd..............................   341,495   1,692,325            0.0%
*   Dongbu Securities Co., Ltd.........................   365,481   1,368,850            0.0%
#*  Dongbu Steel Co., Ltd..............................   385,814     624,816            0.0%
#   Dongil Industries Co., Ltd.........................    18,961   1,122,247            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                        Percentage
                                                                Shares     Value++    of Net Assets**
                                                                ------     -------    ---------------
SOUTH KOREA -- (Continued)
#*  Dongkook Industrial Co., Ltd..............................   298,412 $    817,208            0.0%
    Dongkuk Industries Co., Ltd...............................     4,704       18,897            0.0%
#   Dongkuk Steel Mill Co., Ltd...............................   991,515    5,884,268            0.0%
#   Dongkuk Structure & Construction Co., Ltd.................   114,484      437,419            0.0%
    Dongsung Holdings Co., Ltd................................    35,417      234,187            0.0%
#   Dongwha Pharm Co., Ltd....................................   261,900    1,495,332            0.0%
    Dongwon F&B Co., Ltd......................................     8,498    2,787,603            0.0%
*   Dongwoo Co., Ltd..........................................    19,336       59,410            0.0%
    Dongyang E&P, Inc.........................................    21,324      195,081            0.0%
    Dongyang Mechatronics Corp................................   165,856    1,219,807            0.0%
#   Doosan Corp...............................................   117,635   12,220,104            0.1%
#*  Doosan Engine Co., Ltd....................................   112,890      649,305            0.0%
#*  Doosan Engineering & Construction Co., Ltd................    36,428      360,590            0.0%
#   Doosan Heavy Industries & Construction Co., Ltd...........   345,088    7,582,536            0.1%
#*  Doosan Infracore Co., Ltd.................................   908,003    9,189,398            0.1%
#   DRB Holding Co., Ltd......................................   224,228    3,443,761            0.0%
    e-LITECOM Co., Ltd........................................     2,088       28,457            0.0%
    E-Mart Co., Ltd...........................................    49,491    9,183,004            0.1%
#   Eagon Industries Co., Ltd.................................    14,450      221,199            0.0%
    Eugene Corp...............................................   437,186    1,308,200            0.0%
#*  Eugene Investment & Securities Co., Ltd................... 1,172,974    1,985,382            0.0%
    EVERDIGM Corp.............................................     3,620       23,629            0.0%
#*  Flexcom, Inc..............................................    29,124      138,943            0.0%
    Fursys, Inc...............................................    29,608      889,112            0.0%
#   Gaon Cable Co., Ltd.......................................    22,847      563,359            0.0%
    Global & Yuasa Battery Co., Ltd...........................    35,451    1,230,593            0.0%
#*  GNCO Co., Ltd.............................................   357,625      461,314            0.0%
#   Green Cross Holdings Corp.................................    51,642    1,083,754            0.0%
#*  GS Engineering & Construction Corp........................   682,344   17,980,337            0.1%
    GS Global Corp............................................    13,687      113,655            0.0%
#   GS Holdings Corp..........................................   750,939   29,048,317            0.2%
    GS retail Co., Ltd........................................     3,605       84,035            0.0%
#   Gwangju Shinsegae Co., Ltd................................     5,985    1,726,927            0.0%
#*  Halla Corp................................................   109,256      746,934            0.0%
    Han Kuk Carbon Co., Ltd...................................    19,931      114,584            0.0%
    Hana Financial Group, Inc................................. 3,815,029  132,113,835            0.7%
    Handok, Inc...............................................    12,706      283,631            0.0%
#   Handsome Co., Ltd.........................................   214,790    6,452,706            0.0%
    Hanil Cement Co., Ltd.....................................    52,145    6,708,147            0.1%
#*  Hanjin Heavy Industries & Construction Co., Ltd...........   593,001    2,403,617            0.0%
#   Hanjin Heavy Industries & Construction Holdings Co., Ltd..   192,411    1,623,394            0.0%
#*  Hanjin Shipping Co., Ltd..................................   161,920      766,902            0.0%
#*  Hanjin Shipping Holdings Co., Ltd.........................    34,759      328,774            0.0%
    Hanjin Transportation Co., Ltd............................   140,220    7,039,899            0.1%
*   Hankuk Glass Industries, Inc..............................    17,640      412,045            0.0%
    Hankuk Paper Manufacturing Co., Ltd.......................    33,223      964,885            0.0%
    Hanshin Construction......................................     1,179       13,404            0.0%
#*  Hansol HomeDeco Co., Ltd..................................   321,490      604,811            0.0%
#   Hansol Paper Co...........................................   647,244    6,012,140            0.0%
#   Hanwha Chemical Corp...................................... 1,184,522   13,497,087            0.1%
    Hanwha Corp...............................................   635,531   16,283,827            0.1%
#   Hanwha Galleria Timeworld Co., Ltd........................    12,290      742,885            0.0%
#*  Hanwha General Insurance Co., Ltd.........................    21,284      107,442            0.0%
*   Hanwha Investment & Securities Co., Ltd...................   703,729    2,470,288            0.0%
#   Hanwha Life Insurance Co., Ltd............................ 1,827,145   14,040,858            0.1%
    Hanyang Eng Co., Ltd......................................    12,614       76,238            0.0%
    Hanyang Securities Co., Ltd...............................    92,428      592,921            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                             Percentage
                                                     Shares     Value++    of Net Assets**
                                                     ------     -------    ---------------
SOUTH KOREA -- (Continued)
#   Heung-A Shipping Co., Ltd...................... 1,065,561 $  2,182,078            0.0%
#   Hitejinro Holdings Co., Ltd....................   102,627    1,203,579            0.0%
#*  HMC Investment Securities Co., Ltd.............   259,785    2,679,024            0.0%
#   HS R&A Co., Ltd................................    39,270    1,143,700            0.0%
#   Humax Co., Ltd.................................   118,955    1,157,023            0.0%
#   Husteel Co., Ltd...............................    59,490      928,724            0.0%
#   Huvis Corp.....................................    21,080      242,978            0.0%
    Hwa Shin Co., Ltd..............................     7,045       57,187            0.0%
#   Hwacheon Machine Tool Co., Ltd.................    14,227      916,282            0.0%
    HwaSung Industrial Co., Ltd....................     2,465       27,505            0.0%
    Hyosung Corp...................................   380,987   22,621,111            0.1%
#*  Hyundai BNG Steel Co., Ltd.....................   140,250    2,273,657            0.0%
    Hyundai Department Store Co., Ltd..............     8,474    1,074,260            0.0%
    Hyundai Development Co.........................   713,586   26,911,600            0.2%
#   Hyundai Heavy Industries Co., Ltd..............   319,626   29,697,438            0.2%
    Hyundai Hy Communications & Networks Co., Ltd..   215,230      916,012            0.0%
#   Hyundai Mipo Dockyard Co., Ltd.................    77,140    5,482,028            0.0%
    Hyundai Motor Co...............................   604,826   95,974,737            0.5%
#*  Hyundai Securities Co., Ltd.................... 1,394,631    9,060,837            0.1%
#   Hyundai Steel Co............................... 1,080,925   68,891,604            0.4%
#*  Hyunjin Materials Co., Ltd.....................    53,749      192,839            0.0%
#   Il Dong Pharmaceutical Co., Ltd................   133,130    2,025,231            0.0%
#   Iljin Electric Co., Ltd........................   285,940    2,133,287            0.0%
#   Ilshin Spinning Co., Ltd.......................    16,453    3,000,935            0.0%
#   Ilsung Pharmaceuticals Co., Ltd................     9,407      793,585            0.0%
#   Industrial Bank of Korea....................... 2,385,570   34,884,933            0.2%
*   InnoWireless, Inc..............................     1,805       17,740            0.0%
#*  Interflex Co., Ltd.............................    28,909      303,503            0.0%
    Intergis Co., Ltd..............................    24,590      187,902            0.0%
    INTOPS Co., Ltd................................    75,937    1,107,841            0.0%
    Inzi Controls Co., Ltd.........................    89,540      424,506            0.0%
#   INZI Display Co., Ltd..........................   244,705      410,402            0.0%
#*  IS Dongseo Co., Ltd............................    76,265    3,267,027            0.0%
#   ISU Chemical Co., Ltd..........................   109,698    1,058,696            0.0%
#   IsuPetasys Co., Ltd............................    63,751      257,667            0.0%
    Jahwa Electronics Co., Ltd.....................     3,030       31,839            0.0%
#   JB Financial Group Co., Ltd.................... 1,152,400    7,077,048            0.1%
#   Jeil Pharmaceutical Co.........................    49,370    1,104,053            0.0%
    JW Pharmaceutical Corp.........................    83,444    1,155,856            0.0%
#   KB Capital Co., Ltd............................    93,191    1,858,615            0.0%
    KB Financial Group, Inc........................ 2,611,033  102,351,844            0.6%
    KB Financial Group, Inc. ADR................... 3,171,116  122,722,189            0.7%
#   KC Tech Co., Ltd...............................   286,512    2,059,004            0.0%
#   KCC Corp.......................................    52,120   28,855,393            0.2%
#*  Keangnam Enterprises, Ltd......................   131,000      544,699            0.0%
#   Keyang Electric Machinery Co., Ltd.............   393,920    1,464,551            0.0%
#   KG Chemical Corp...............................    51,218      794,278            0.0%
    KISCO Corp.....................................    54,027    1,679,892            0.0%
#   KISCO Holdings Co., Ltd........................    11,673      562,692            0.0%
#   Kishin Corp....................................   109,475      761,488            0.0%
    KISWIRE, Ltd...................................    69,836    3,402,520            0.0%
#   Kolon Corp.....................................    75,682    1,821,831            0.0%
#*  Kolon Global Corp..............................    23,524      163,520            0.0%
    Kolon Industries, Inc..........................   206,708   10,513,331            0.1%
#   Kook Soon Dang Brewery Co., Ltd................    49,194      299,353            0.0%
    Korea Airport Service Co., Ltd.................       238        7,396            0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd.......     7,358       42,024            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
SOUTH KOREA -- (Continued)
#   Korea Circuit Co., Ltd......................    71,576 $    530,511            0.0%
    Korea Electric Terminal Co., Ltd............    89,230    4,595,507            0.0%
#   Korea Export Packaging Industrial Co., Ltd..     5,290      124,027            0.0%
#   Korea Flange Co., Ltd.......................    58,810    1,255,820            0.0%
    Korea Investment Holdings Co., Ltd..........   542,836   27,449,544            0.2%
    Korea Petrochemical Ind Co., Ltd............    45,171    3,308,811            0.0%
*   Korean Air Lines Co., Ltd...................   105,728    3,753,114            0.0%
#   Korean Reinsurance Co.......................   444,385    4,746,666            0.0%
    Kortek Corp.................................     3,923       42,824            0.0%
    KPF.........................................    36,644      143,024            0.0%
    KPX Chemical Co., Ltd.......................    12,852      715,292            0.0%
#*  KTB Investment & Securities Co., Ltd........   597,092    1,203,855            0.0%
    Kukdo Chemical Co., Ltd.....................    52,388    2,028,722            0.0%
#   Kumho Electric Co., Ltd.....................    43,198      688,938            0.0%
#   Kunsul Chemical Industrial Co., Ltd.........    31,575    1,317,164            0.0%
#*  Kwangju Bank................................   287,166    2,900,422            0.0%
#*  Kyeryong Construction Industrial Co., Ltd...    40,990      459,874            0.0%
#*  Kyobo Securities Co., Ltd...................   148,037    1,866,460            0.0%
*   Kyongnam Bank...............................   438,847    5,120,131            0.0%
    Kyungbang, Ltd..............................    10,105    1,804,099            0.0%
*   LB Semicon, Inc.............................    66,800       90,952            0.0%
    LF Corp.....................................    57,999    1,829,347            0.0%
    LG Corp..................................... 1,087,315   64,695,315            0.4%
#*  LG Display Co., Ltd......................... 1,420,066   41,805,344            0.2%
#*  LG Display Co., Ltd. ADR.................... 3,996,524   60,027,790            0.3%
#   LG Electronics, Inc......................... 1,776,548  108,496,732            0.6%
    LG International Corp.......................   189,016    3,831,528            0.0%
    LG Uplus Corp............................... 2,040,225   20,981,603            0.1%
    LIG Insurance Co., Ltd......................    54,200    1,415,104            0.0%
#   Lotte Chemical Corp.........................   125,214   16,982,317            0.1%
#   Lotte Chilsung Beverage Co., Ltd............     9,880   15,638,896            0.1%
    Lotte Confectionery Co., Ltd................     9,240   16,616,482            0.1%
#   LOTTE Himart Co., Ltd.......................     7,683      475,492            0.0%
#*  Lotte Non-Life Insurance Co., Ltd...........    37,010      100,750            0.0%
#   Lotte Shopping Co., Ltd.....................   166,713   46,215,394            0.3%
#   LS Corp.....................................    23,179    1,297,873            0.0%
    MegaStudy Co., Ltd..........................     1,036       51,957            0.0%
#*  Melfas, Inc.................................    40,349      199,842            0.0%
#   Meritz Financial Group, Inc.................    77,813      687,174            0.0%
    Meritz Securities Co., Ltd.................. 1,984,325    8,066,660            0.1%
    Mi Chang Oil Industrial Co., Ltd............     4,691      316,019            0.0%
    Mirae Asset Securities Co., Ltd.............   414,359   17,799,670            0.1%
#   MK Electron Co., Ltd........................   127,552      669,223            0.0%
#*  MNTech Co., Ltd.............................    57,249      220,115            0.0%
    Moorim P&P Co., Ltd.........................   406,838    1,873,680            0.0%
#   Moorim Paper Co., Ltd.......................   210,130      460,835            0.0%
    Motonic Corp................................    75,294      915,095            0.0%
    Namhae Chemical Corp........................     2,016       15,975            0.0%
#   Namyang Dairy Products Co., Ltd.............     3,191    2,043,089            0.0%
    National Plastic Co.........................   134,561      739,708            0.0%
#*  NEOWIZ HOLDINGS Corp........................    69,796    1,248,628            0.0%
*   NEPES Corp..................................     3,543       20,664            0.0%
#   Nexen Corp..................................    15,465    1,259,463            0.0%
    NH Investment & Securities Co., Ltd.........   429,734    3,220,000            0.0%
#*  NK Co., Ltd.................................   222,200      974,090            0.0%
#   Nong Shim Holdings Co., Ltd.................    24,452    2,871,579            0.0%
#   NongShim Co., Ltd...........................    38,707    9,663,825            0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                              Percentage
                                                      Shares     Value++    of Net Assets**
                                                      ------     -------    ---------------
SOUTH KOREA -- (Continued)
    NOROO Paint & Coatings Co., Ltd.................    11,400 $     75,299            0.0%
#*  OPTRON-TEC, Inc.................................     7,768       30,672            0.0%
#*  Osung LST Co., Ltd..............................    36,975       31,945            0.0%
#*  Paik Kwang Industrial Co., Ltd..................   128,617      352,938            0.0%
#*  Pan Ocean Co., Ltd..............................    47,845      160,063            0.0%
#*  PaperCorea, Inc.................................   348,280      247,449            0.0%
    Poongsan Corp...................................   397,200    9,827,796            0.1%
    Poongsan Holdings Corp..........................    50,974    2,206,316            0.0%
    POSCO...........................................   644,929  186,279,391            1.0%
#   POSCO ADR....................................... 1,589,142  113,719,001            0.6%
*   POSCO Coated & Color Steel Co., Ltd.............    23,830      307,894            0.0%
*   Power Logics Co., Ltd...........................     8,791       28,630            0.0%
    Pyeong Hwa Automotive Co., Ltd..................     6,626      107,547            0.0%
    RFTech Co., Ltd.................................     9,316       59,323            0.0%
*   S&C Engine Group, Ltd...........................    11,172       21,661            0.0%
#   S&T Dynamics Co., Ltd...........................   380,544    2,973,430            0.0%
    S&T Holdings Co., Ltd...........................    87,883    1,416,866            0.0%
    S&T Motiv Co., Ltd..............................   124,000    4,488,743            0.0%
    S-Energy Co., Ltd...............................     1,640       12,231            0.0%
#   S-MAC Co., Ltd..................................    43,101      163,625            0.0%
#   S-Oil Corp......................................     4,043      153,591            0.0%
#*  Sajo Industries Co., Ltd........................    22,678      796,923            0.0%
    Sam Young Electronics Co., Ltd..................   159,570    1,759,791            0.0%
#   SAMHWA Paints Industrial Co., Ltd...............     2,030       23,909            0.0%
#   Samick Musical Instruments Co., Ltd.............   732,490    2,802,211            0.0%
    Samsung C&T Corp................................ 1,386,322   93,780,439            0.5%
    Samsung Electro-Mechanics Co., Ltd..............     6,868      313,223            0.0%
#   Samsung Fine Chemicals Co., Ltd.................    17,866      498,108            0.0%
    Samsung Heavy Industries Co., Ltd...............    32,012      780,200            0.0%
    Samsung Life Insurance Co., Ltd.................    12,500    1,363,456            0.0%
#   Samsung SDI Co., Ltd............................   422,727   49,848,338            0.3%
    Samsung Securities Co., Ltd.....................   133,477    5,979,973            0.0%
#   Samyang Genex Co., Ltd..........................    11,337    1,343,103            0.0%
#   Samyang Holdings Corp...........................    86,744    7,217,835            0.1%
#   Samyang Tongsang Co., Ltd.......................     5,244      403,855            0.0%
#*  Samyoung Chemical Co., Ltd......................   268,521      389,164            0.0%
    Savezone I&C Corp...............................    40,137      265,327            0.0%
    SBS Media Holdings Co., Ltd.....................   114,102      351,491            0.0%
    Seah Besteel Corp...............................   187,309    5,601,069            0.0%
    SeAH Holdings Corp..............................    13,089    2,204,649            0.0%
#   SeAH Steel Corp.................................    36,034    2,791,421            0.0%
#   Sebang Co., Ltd.................................   134,747    2,441,971            0.0%
#   Sejong Industrial Co., Ltd......................   113,391    1,588,209            0.0%
#   Sempio Foods Co.................................     3,110      116,138            0.0%
#*  Seohee Construction Co., Ltd.................... 1,792,872    1,168,572            0.0%
#*  Seowon Co., Ltd.................................    86,070      120,684            0.0%
    Sewon Precision Industry Co., Ltd...............       530       15,566            0.0%
#*  SG Corp......................................... 1,945,560    1,121,230            0.0%
#   Shin Poong Pharmaceutical Co., Ltd..............   129,086      509,985            0.0%
    Shinhan Financial Group Co., Ltd................ 4,987,169  234,724,964            1.3%
#   Shinhan Financial Group Co., Ltd. ADR........... 1,618,408   76,178,464            0.4%
    Shinsegae Co., Ltd..............................    59,908   11,113,328            0.1%
    Shinsegae Information & Communication Co., Ltd..     5,887      513,391            0.0%
#*  Shinsung Solar Energy Co., Ltd..................   765,627      771,686            0.0%
#*  Shinsung Tongsang Co., Ltd...................... 1,106,860    1,294,296            0.0%
#*  Shinwon Corp....................................    82,700      221,406            0.0%
    Shinyoung Securities Co., Ltd...................    35,820    2,027,880            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           Percentage
                                                    Shares     Value++   of Net Assets**
                                                    ------     -------   ---------------
SOUTH KOREA -- (Continued)
#*  Signetics Corp................................   283,586 $   375,974            0.0%
    Silla Co., Ltd................................    64,953   1,208,350            0.0%
#*  Simm Tech Co., Ltd............................    10,189      85,660            0.0%
    SIMPAC, Inc...................................     2,110      11,655            0.0%
    Sindoh Co., Ltd...............................    43,098   2,845,004            0.0%
    SJM Co., Ltd..................................     9,114      66,065            0.0%
*   SK Broadband Co., Ltd.........................    86,418     366,300            0.0%
#   SK Chemicals Co., Ltd.........................   182,900  10,433,544            0.1%
    SK Gas, Ltd...................................    50,101   6,546,174            0.1%
    SK Holdings Co., Ltd..........................   513,323  80,462,792            0.4%
#   SK Innovation Co., Ltd........................   845,193  69,136,865            0.4%
*   SK Networks Co., Ltd.......................... 1,722,677  17,673,159            0.1%
#*  SK Securities Co., Ltd........................ 2,328,907   2,032,028            0.0%
    SKC Co., Ltd..................................    79,562   2,044,169            0.0%
    SL Corp.......................................   157,060   2,892,279            0.0%
*   Solborn, Inc..................................     5,346      20,459            0.0%
#   Songwon Industrial Co., Ltd...................   197,370   1,147,648            0.0%
*   Ssangyong Cement Industrial Co., Ltd..........   289,296   2,797,125            0.0%
#*  STS Semiconductor & Telecommunications........   289,938     870,635            0.0%
#*  STX Engine Co., Ltd...........................   293,680     723,394            0.0%
    Sun Kwang Co., Ltd............................    20,098     357,675            0.0%
    Sunchang Corp.................................     2,243      17,510            0.0%
#*  Sungchang Enterprise Holdings, Ltd............    13,592     266,338            0.0%
#*  Sungshin Cement Co., Ltd......................   188,519   1,448,900            0.0%
    Sungwoo Hitech Co., Ltd.......................   177,100   2,552,902            0.0%
#*  Synopex, Inc..................................    22,754      30,398            0.0%
#   Tae Kyung Industrial Co., Ltd.................   116,020     628,619            0.0%
    Taekwang Industrial Co., Ltd..................     4,698   5,484,353            0.0%
#*  Taewoong Co., Ltd.............................    39,038     606,445            0.0%
*   Taeyoung Engineering & Construction Co., Ltd..   564,040   2,237,773            0.0%
#   Tailim Packaging Industrial Co., Ltd..........   374,220     856,912            0.0%
    TCC Steel.....................................    15,059      42,281            0.0%
#*  TK Chemical Corp..............................   378,817     772,187            0.0%
*   Tong Kook Corp................................       607          --            0.0%
#   Tong Yang Moolsan Co., Ltd....................    72,180     523,627            0.0%
    Tongyang Life Insurance.......................   253,545   2,753,715            0.0%
#*  TONGYANG Securities, Inc......................   331,919     951,706            0.0%
*   Top Engineering Co., Ltd......................    49,113     191,720            0.0%
#   TS Corp.......................................    65,206   1,961,808            0.0%
    Ubiquoss, Inc.................................     6,255      42,335            0.0%
    Uju Electronics Co., Ltd......................    17,015     167,086            0.0%
#   Unid Co., Ltd.................................    47,084   2,620,985            0.0%
    Union Steel...................................    38,477     401,474            0.0%
#*  WillBes & Co. (The)...........................   688,308     796,642            0.0%
    Wiscom Co., Ltd...............................    32,980     180,201            0.0%
#*  Woongjin Energy Co., Ltd......................   624,838     826,579            0.0%
#*  Woongjin Thinkbig Co., Ltd....................   211,877   1,434,505            0.0%
    Wooree ETI Co., Ltd...........................    74,334     109,364            0.0%
*   Woori Finance Holdings Co., Ltd............... 3,784,490  42,991,806            0.2%
*   Woori Finance Holdings Co., Ltd. ADR..........     7,135     243,161            0.0%
    Woori Investment & Securities Co., Ltd........ 1,593,529  17,466,245            0.1%
#   WooSung Feed Co., Ltd.........................   284,940     819,269            0.0%
    YESCO Co., Ltd................................    30,550   1,075,004            0.0%
#   Yoosung Enterprise Co., Ltd...................    89,536     555,510            0.0%
    Youlchon Chemical Co., Ltd....................   159,540   2,027,216            0.0%
    Young Poong Corp..............................     4,829   5,357,567            0.0%
*   Young Poong Mining & Construction Corp........    18,030          --            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
SOUTH KOREA -- (Continued)
#   Young Poong Precision Corp.................     94,817 $      820,745            0.0%
    Youngone Holdings Co., Ltd.................     10,472      1,034,138            0.0%
    YuHwa Securities Co., Ltd..................     25,360        345,819            0.0%
*   Zinus, Inc.................................      1,866         33,174            0.0%
                                                           --------------           -----
TOTAL SOUTH KOREA..............................             2,799,470,379           14.8%
                                                           --------------           -----

SPAIN -- (0.1%)
*   Banco Santander SA.........................  6,067,452     18,609,563            0.1%
                                                           --------------           -----

TAIWAN -- (14.3%)
    Ability Enterprise Co., Ltd................  3,913,000      1,944,254            0.0%
#   Accton Technology Corp.....................  8,825,156      4,505,457            0.0%
#*  Acer, Inc.................................. 40,299,364     27,693,294            0.2%
    ACES Electronic Co., Ltd...................  1,261,000      1,551,092            0.0%
#   ACHEM Technology Corp......................  3,401,318      1,954,189            0.0%
    Acter Co., Ltd.............................      4,000         10,232            0.0%
*   Action Electronics Co., Ltd................  3,202,084        579,708            0.0%
#*  Advanced Connectek, Inc....................  1,905,000        712,829            0.0%
    Advanced International Multitech Co., Ltd..    256,000        169,249            0.0%
#*  Advanced Wireless Semiconductor Co.........    194,000        173,269            0.0%
#*  AGV Products Corp..........................  7,960,701      2,100,957            0.0%
#   AimCore Technology Co., Ltd................    841,797        693,387            0.0%
#   Alcor Micro Corp...........................    542,000        451,366            0.0%
#   Allis Electric Co., Ltd....................  1,471,000        397,373            0.0%
#   Alpha Networks, Inc........................  5,949,237      2,998,842            0.0%
#   Altek Corp.................................  4,392,365      4,744,764            0.0%
    Ambassador Hotel (The).....................  1,148,000      1,042,766            0.0%
#   AMPOC Far-East Co., Ltd....................  1,772,000      1,660,915            0.0%
#   AmTRAN Technology Co., Ltd................. 13,238,956      7,620,235            0.1%
    APCB, Inc..................................  2,454,000      1,587,549            0.0%
    Apex Science & Engineering.................    203,400         76,578            0.0%
#   Arcadyan Technology Corp...................  1,427,931      1,776,849            0.0%
    Ardentec Corp..............................  4,822,080      3,794,519            0.0%
*   Arima Communications Corp..................     86,000         38,994            0.0%
    Asia Cement Corp........................... 26,519,589     34,235,419            0.2%
#*  Asia Optical Co., Inc......................  4,215,290      5,372,977            0.0%
#   Asia Plastic Recycling Holding, Ltd........    513,000        648,256            0.0%
#   Asia Polymer Corp..........................  4,756,478      3,262,882            0.0%
#   Asia Vital Components Co., Ltd.............  5,003,984      3,418,829            0.0%
    Asustek Computer, Inc......................    730,000      7,453,433            0.1%
#   AU Optronics Corp.......................... 57,378,812     27,345,093            0.2%
#   AU Optronics Corp. Sponsored ADR...........  9,342,184     44,749,061            0.3%
    Audix Corp.................................  1,451,332      1,852,899            0.0%
    AV Tech Corp...............................     38,000         69,796            0.0%
    Avermedia Technologies.....................  3,105,000      1,133,172            0.0%
#*  Avision, Inc...............................  1,936,555        526,041            0.0%
#   AVY Precision Technology, Inc..............    379,000      1,088,903            0.0%
    Bank of Kaohsiung Co., Ltd.................  6,760,211      2,022,239            0.0%
#   BES Engineering Corp....................... 25,179,443      6,472,601            0.1%
#   Biostar Microtech International Corp.......  2,842,055      1,033,936            0.0%
#   Bright Led Electronics Corp................  1,832,000        735,849            0.0%
#   C Sun Manufacturing, Ltd...................  2,535,837      1,793,164            0.0%
#   Cameo Communications, Inc..................  3,060,197        640,576            0.0%
#   Capital Securities Corp.................... 27,539,447      8,903,712            0.1%
#   Career Technology MFG. Co., Ltd............  1,872,000      2,147,395            0.0%
    Carnival Industrial Corp...................  5,829,000      1,494,679            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                   Percentage
                                                           Shares      Value++   of Net Assets**
                                                           ------      -------   ---------------
TAIWAN -- (Continued)
#   Cathay Chemical Works...............................     959,000 $   468,380            0.0%
#   Cathay Real Estate Development Co., Ltd.............  14,314,421   7,465,768            0.1%
    Celxpert Energy Corp................................     262,000     165,658            0.0%
#   Central Reinsurance Co., Ltd........................   2,562,016   1,347,779            0.0%
#   ChainQui Construction Development Co., Ltd..........   1,521,173   1,119,221            0.0%
    Champion Building Materials Co., Ltd................   6,381,828   2,021,279            0.0%
#   Chang Hwa Commercial Bank, Ltd......................  85,423,745  53,858,949            0.3%
    Chang Wah Electromaterials, Inc.....................      16,000      32,724            0.0%
#   Channel Well Technology Co., Ltd....................   1,969,000   1,050,824            0.0%
#   Charoen Pokphand Enterprise.........................   3,207,750   2,653,595            0.0%
#   Chen Full International Co., Ltd....................     827,000     762,247            0.0%
    Cheng Loong Corp....................................  13,917,659   6,096,645            0.1%
    Cheng Uei Precision Industry Co., Ltd...............   6,630,635  11,072,589            0.1%
#   Chia Chang Co., Ltd.................................   1,555,000   1,500,513            0.0%
#   Chia Hsin Cement Corp...............................   7,476,191   3,530,698            0.0%
    Chien Kuo Construction Co., Ltd.....................   4,979,247   1,949,303            0.0%
    Chilisin Electronics Corp...........................   1,515,452   1,351,582            0.0%
    Chimei Materials Technology Corp....................     101,000     110,765            0.0%
#   Chin-Poon Industrial Co., Ltd.......................   6,084,815   9,769,159            0.1%
*   China Airlines, Ltd.................................  46,629,353  18,255,222            0.1%
    China Chemical & Pharmaceutical Co., Ltd............   4,286,264   2,882,953            0.0%
    China Development Financial Holding Corp............ 200,630,734  64,490,422            0.4%
#*  China Electric Manufacturing Corp...................   4,124,200   1,506,547            0.0%
#   China General Plastics Corp.........................   6,832,030   2,473,841            0.0%
#   China Glaze Co., Ltd................................   2,312,363   1,065,723            0.0%
    China Life Insurance Co., Ltd.......................  17,396,958  15,173,315            0.1%
#*  China Man-Made Fiber Corp...........................  16,828,813   4,452,345            0.0%
    China Metal Products................................   4,051,969   3,329,851            0.0%
    China Motor Corp....................................  11,464,749  10,449,633            0.1%
#*  China Petrochemical Development Corp................  31,803,397  10,065,002            0.1%
#   China Steel Corp....................................  10,532,320   9,086,453            0.1%
    China Steel Structure Co., Ltd......................   1,435,219   1,284,543            0.0%
#   China Synthetic Rubber Corp.........................   8,076,711   8,338,951            0.1%
*   China United Trust & Investment Corp................     493,999          --            0.0%
#*  China Wire & Cable Co., Ltd.........................   2,900,000   1,150,408            0.0%
#   Chinese Maritime Transport, Ltd.....................   1,539,000   1,722,768            0.0%
#   Chipbond Technology Corp............................     642,000   1,183,774            0.0%
#   Chun YU Works & Co., Ltd............................   3,273,000   1,411,590            0.0%
#   Chun Yuan Steel.....................................   6,454,287   2,421,930            0.0%
#*  Chung Hsin Electric & Machinery Manufacturing Corp..   6,678,000   4,197,806            0.0%
*   Chung Hung Steel Corp...............................  13,465,046   3,286,771            0.0%
#*  Chung Hwa Pulp Corp.................................   6,701,011   1,911,469            0.0%
*   Chung Shing Textile Co., Ltd........................         600          --            0.0%
*   Chunghwa Picture Tubes, Ltd.........................  55,899,412   2,877,131            0.0%
    Clevo Co............................................     266,000     472,318            0.0%
#*  CMC Magnetics Corp..................................  52,168,830   7,693,848            0.1%
*   CoAsia Microelectronics Corp........................   1,202,350     446,344            0.0%
#   Collins Co., Ltd....................................   2,467,224   1,084,215            0.0%
#   Compal Electronics, Inc.............................  74,505,332  55,068,128            0.3%
#   Compeq Manufacturing Co., Ltd.......................  20,781,000  11,472,124            0.1%
*   Compex International Co., Ltd.......................      46,400          --            0.0%
#*  Concord Securities Corp.............................   1,603,000     415,755            0.0%
#   Continental Holdings Corp...........................   7,782,540   2,881,451            0.0%
    Coretronic Corp.....................................   8,124,250  12,227,558            0.1%
#   Coxon Precise Industrial Co., Ltd...................   2,028,000   3,568,805            0.0%
#   Creative Sensor, Inc................................     359,000     275,059            0.0%
    CSBC Corp. Taiwan...................................   6,245,654   3,284,818            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                 Percentage
                                                         Shares      Value++   of Net Assets**
                                                         ------      -------   ---------------
TAIWAN -- (Continued)
    CTBC Financial Holding Co., Ltd...................  93,669,136 $65,688,347            0.4%
    CviLux Corp.......................................       4,000       6,337            0.0%
#   D-Link Corp.......................................  11,514,717   6,451,348            0.1%
#   DA CIN Construction Co., Ltd......................   2,422,579   1,705,680            0.0%
#   Darfon Electronics Corp...........................   6,128,950   3,313,913            0.0%
#*  Delpha Construction Co., Ltd......................   3,627,016   1,700,930            0.0%
*   Der Pao Construction Co., Ltd.....................   1,139,000          --            0.0%
#   DFI, Inc..........................................     404,280     453,639            0.0%
#*  Dynamic Electronics Co., Ltd......................   4,558,324   2,291,985            0.0%
#*  E Ink Holdings, Inc...............................   8,824,000   4,292,186            0.0%
#*  E-Ton Solar Tech Co., Ltd.........................   3,730,443   1,900,078            0.0%
    E.Sun Financial Holding Co., Ltd..................  87,399,657  55,357,482            0.3%
    Eastern Media International Corp..................   1,897,597     638,199            0.0%
#   Edimax Technology Co., Ltd........................   3,295,902   1,260,402            0.0%
#   Edison Opto Corp..................................   1,287,000     947,529            0.0%
#   Edom Technology Co., Ltd..........................     243,580     226,954            0.0%
#   Elite Material Co., Ltd...........................   4,332,905   5,105,351            0.0%
#   Elitegroup Computer Systems Co., Ltd..............   6,358,395   5,362,611            0.0%
*   Emerging Display Technologies Corp................      45,000      11,957            0.0%
    ENG Electric Co., Ltd.............................   1,141,000     696,997            0.0%
#   EnTie Commercial Bank Co., Ltd....................   2,271,232   1,001,445            0.0%
*   Entire Technology Co., Ltd........................      31,000      24,188            0.0%
*   Episil Holdings, Inc..............................   2,006,500     930,142            0.0%
#   Epistar Corp......................................  13,713,000  24,797,272            0.2%
#   Eternal Materials Co., Ltd........................   1,678,900   1,663,048            0.0%
#*  Etron Technology, Inc.............................   2,448,000   1,143,828            0.0%
*   Eva Airways Corp..................................  10,979,850   6,433,098            0.1%
*   Ever Fortune Industrial Co., Ltd..................     409,000          --            0.0%
#   Everest Textile Co., Ltd..........................   3,936,002   1,834,057            0.0%
    Evergreen International Storage & Transport Corp..   9,778,000   5,728,144            0.0%
*   Evergreen Marine Corp. Taiwan, Ltd................  27,707,998  16,377,374            0.1%
    Excelsior Medical Co., Ltd........................   1,431,200   2,416,058            0.0%
    Far Eastern Department Stores, Ltd................   7,025,445   6,352,456            0.1%
#   Far Eastern International Bank....................  29,258,052   9,863,807            0.1%
    Far Eastern New Century Corp......................   3,260,440   3,428,492            0.0%
*   Farglory F T Z Investment Holding Co., Ltd........   1,314,000     888,026            0.0%
#   Farglory Land Development Co., Ltd................   1,389,264   1,374,057            0.0%
#   Federal Corp......................................   7,536,979   4,474,755            0.0%
#   Feng Hsin Iron & Steel Co.........................     165,000     203,193            0.0%
#   First Copper Technology Co., Ltd..................   3,593,750   1,225,460            0.0%
    First Financial Holding Co., Ltd.................. 132,059,630  81,305,836            0.4%
#   First Hotel.......................................   1,368,585     882,549            0.0%
#   First Insurance Co, Ltd. (The)....................   4,017,064   2,041,382            0.0%
*   First Steamship Co., Ltd..........................   5,504,173   3,594,572            0.0%
#*  Forhouse Corp.....................................   7,061,635   2,742,512            0.0%
    Formosa Advanced Technologies Co., Ltd............   2,089,000   1,401,477            0.0%
    Formosa Chemicals & Fibre Corp....................     180,000     419,116            0.0%
#*  Formosa Epitaxy, Inc..............................   8,009,000   4,105,320            0.0%
#   Formosa Oilseed Processing Co., Ltd...............   1,111,977     721,654            0.0%
    Formosa Taffeta Co., Ltd..........................  10,729,511  10,848,565            0.1%
    Formosan Rubber Group, Inc........................   8,194,000   8,936,691            0.1%
#   Formosan Union Chemical...........................   2,853,034   1,180,835            0.0%
    Fortune Electric Co., Ltd.........................     436,000     212,879            0.0%
#   Founding Construction & Development Co., Ltd......   3,247,097   2,192,009            0.0%
    Foxconn Technology Co., Ltd.......................   3,345,900   8,927,432            0.1%
    Foxlink Image Technology Co., Ltd.................   1,582,000     951,498            0.0%
#*  Froch Enterprise Co., Ltd.........................   2,542,000   1,049,963            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                               Percentage
                                                       Shares     Value++    of Net Assets**
                                                       ------     -------    ---------------
TAIWAN -- (Continued)
#   FSP Technology, Inc.............................  2,468,283 $  2,055,554            0.0%
    Fubon Financial Holding Co., Ltd................ 90,414,471  153,064,692            0.8%
#   Fullerton Technology Co., Ltd...................  1,725,200    1,418,027            0.0%
#   Fulltech Fiber Glass Corp.......................  5,082,690    1,834,171            0.0%
#   Fwusow Industry Co., Ltd........................  2,749,995    1,364,413            0.0%
    G Shank Enterprise Co., Ltd.....................  2,168,902    1,941,166            0.0%
#*  G Tech Optoelectronics Corp.....................    517,000      421,149            0.0%
    Gallant Precision Machining Co., Ltd............  1,335,000      529,384            0.0%
#   Gemtek Technology Corp..........................  6,366,962    4,672,783            0.0%
#*  Genesis Photonics, Inc..........................  3,760,810    1,864,321            0.0%
#*  Genius Electronic Optical Co., Ltd..............    860,000    2,412,164            0.0%
    Getac Technology Corp...........................  8,342,065    4,202,125            0.0%
#*  Giantplus Technology Co., Ltd...................  2,119,100      729,262            0.0%
    Giga Solution Tech Co., Ltd.....................  1,176,000      728,732            0.0%
#   Gigabyte Technology Co., Ltd....................  9,308,287   10,715,468            0.1%
#*  Gigastorage Corp................................  3,837,600    3,382,274            0.0%
#*  Gintech Energy Corp.............................  7,056,942    5,522,080            0.0%
#*  Global Brands Manufacture, Ltd..................  5,083,951    1,602,550            0.0%
    Global Lighting Technologies, Inc...............    973,000    1,313,439            0.0%
    Globe Union Industrial Corp.....................  2,999,625    1,471,917            0.0%
#   Gloria Material Technology Corp.................  6,218,150    4,114,584            0.0%
#*  Gold Circuit Electronics, Ltd...................  8,144,965    3,372,634            0.0%
#*  Goldsun Development & Construction Co., Ltd..... 23,939,261    8,466,448            0.1%
    Good Will Instrument Co., Ltd...................    501,358      356,886            0.0%
#   Grand Pacific Petrochemical..................... 17,166,000    8,224,801            0.1%
    Great China Metal Industry......................    871,000      803,936            0.0%
#   Great Wall Enterprise Co., Ltd..................  7,920,597    7,183,481            0.1%
#*  Green Energy Technology, Inc....................  4,716,880    3,079,040            0.0%
*   GTM Corp........................................  2,500,000    1,780,980            0.0%
*   Hannstar Board Corp.............................  5,082,635    1,910,322            0.0%
#   HannStar Display Corp........................... 55,492,435   13,978,799            0.1%
*   HannsTouch Solution, Inc........................  1,099,000      229,052            0.0%
#   Harvatek Corp...................................  3,454,459    1,985,379            0.0%
*   Helix Technology, Inc...........................     29,585           --            0.0%
    Hey Song Corp...................................  2,911,500    3,485,129            0.0%
*   HiTi Digital, Inc...............................     76,000       37,854            0.0%
#   Hitron Technology, Inc..........................  3,606,525    1,801,143            0.0%
#   Ho Tung Chemical Corp........................... 14,069,004    4,951,737            0.0%
    Hocheng Corp....................................  4,577,300    1,567,020            0.0%
*   Hold-Key Electric Wire & Cable Co., Ltd.........    515,124      133,996            0.0%
#   Holy Stone Enterprise Co., Ltd..................  3,208,650    4,258,815            0.0%
    Hong TAI Electric Industrial....................  3,837,000    1,262,070            0.0%
#   Horizon Securities Co., Ltd.....................  5,996,000    1,633,992            0.0%
#   Hsin Kuang Steel Co., Ltd.......................  4,316,124    2,453,430            0.0%
    Hsing TA Cement Co..............................  2,071,980      904,062            0.0%
#*  HTC Corp........................................  1,658,000    7,341,404            0.1%
    HUA ENG Wire & Cable............................  7,608,035    2,516,776            0.0%
    Hua Nan Financial Holdings Co., Ltd............. 53,408,002   31,645,954            0.2%
*   Hualon Corp.....................................    257,040           --            0.0%
    Huang Hsiang Construction Corp..................     70,000       90,840            0.0%
    Hung Ching Development & Construction Co., Ltd..  1,987,468    1,067,220            0.0%
#   Hung Poo Real Estate Development Corp...........  3,617,655    2,726,305            0.0%
    Hung Sheng Construction, Ltd....................  7,039,892    4,317,479            0.0%
    Huxen Corp......................................    572,281      799,120            0.0%
    Hwacom Systems, Inc.............................    333,000      176,872            0.0%
#   I-Chiun Precision Industry Co., Ltd.............  3,240,000    1,894,558            0.0%
#   Ichia Technologies, Inc.........................    831,260      908,721            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                        Percentage
                                               Shares      Value++    of Net Assets**
                                               ------      -------    ---------------
TAIWAN -- (Continued)
#   Ideal Bike Corp.........................      80,271 $     34,964            0.0%
    Infortrend Technology, Inc..............     996,000      555,824            0.0%
#   Innolux Corp............................ 139,949,544   63,956,323            0.4%
#   Inpaq Technology Co., Ltd...............     261,000      363,158            0.0%
    Inventec Corp...........................  29,168,277   20,295,737            0.1%
#   ITE Technology, Inc.....................   1,923,479    2,013,614            0.0%
    ITEQ Corp...............................     168,000      131,019            0.0%
#*  J Touch Corp............................     578,100      312,483            0.0%
*   Janfusun Fancyworld Corp................     411,179       61,932            0.0%
#   Jess-Link Products Co., Ltd.............   1,299,000    1,157,692            0.0%
    Jih Sun Financial Holdings Co., Ltd.....   5,601,133    1,494,420            0.0%
#   K Laser Technology, Inc.................   2,211,601    1,095,715            0.0%
    Kang Na Hsiung Enterprise Co., Ltd......   1,687,078      781,608            0.0%
    Kao Hsing Chang Iron & Steel............     548,700      191,635            0.0%
#   Kaulin Manufacturing Co., Ltd...........   2,570,656    1,725,423            0.0%
#   KEE TAI Properties Co., Ltd.............   1,276,000      732,978            0.0%
#   Kenmec Mechanical Engineering Co., Ltd..   1,565,000      694,699            0.0%
    Kindom Construction Corp................   4,373,000    3,772,065            0.0%
#   King Yuan Electronics Co., Ltd..........  21,871,805   17,327,828            0.1%
    King's Town Bank Co., Ltd...............  11,939,012   13,057,531            0.1%
*   King's Town Construction Co., Ltd.......      74,000       64,836            0.0%
#   Kinko Optical Co., Ltd..................   1,446,000      996,600            0.0%
#*  Kinpo Electronics.......................  19,097,375    8,336,488            0.1%
    KS Terminals, Inc.......................     745,880      853,240            0.0%
#   Kung Sing Engineering Corp..............   3,457,000    1,393,274            0.0%
    Kuoyang Construction Co., Ltd...........   7,664,840    3,275,602            0.0%
    Kwong Fong Industries Corp..............   3,758,720    2,066,415            0.0%
#   KYE Systems Corp........................   4,338,376    1,494,686            0.0%
#   L&K Engineering Co., Ltd................   2,019,000    1,651,342            0.0%
    LAN FA Textile..........................   3,158,713      980,546            0.0%
#   LCY Chemical Corp.......................     797,000      387,371            0.0%
#   Leader Electronics, Inc.................   2,094,056      734,674            0.0%
#*  Lealea Enterprise Co., Ltd..............  13,389,941    3,787,577            0.0%
    Ledtech Electronics Corp................     660,000      329,550            0.0%
#   LEE CHI Enterprises Co., Ltd............   3,466,900    1,526,475            0.0%
#   Lelon Electronics Corp..................     463,200      563,300            0.0%
#*  Leofoo Development Co...................   5,249,774    1,901,581            0.0%
*   LES Enphants Co., Ltd...................   1,073,000      607,569            0.0%
#   Lextar Electronics Corp.................   4,786,000    3,994,512            0.0%
#*  Li Peng Enterprise Co., Ltd.............  10,180,173    3,504,667            0.0%
    Lien Hwa Industrial Corp................   8,522,990    5,534,944            0.0%
#   Lingsen Precision Industries, Ltd.......   6,583,480    3,354,208            0.0%
    Lite-On Semiconductor Corp..............   3,366,729    2,217,601            0.0%
    Lite-On Technology Corp.................  30,769,265   43,182,108            0.2%
#   Long Chen Paper Co., Ltd................   9,059,098    4,534,856            0.0%
#   Longwell Co.............................   1,499,000    1,326,072            0.0%
#   Lotes Co., Ltd..........................   1,030,000    4,278,633            0.0%
#   Lucky Cement Corp.......................   3,252,000    1,076,346            0.0%
#*  Macronix International..................  72,368,913   16,261,900            0.1%
#   Marketech International Corp............   1,948,000    1,374,552            0.0%
    Masterlink Securities Corp..............  16,836,644    5,365,536            0.0%
    Mayer Steel Pipe Corp...................   2,501,456    1,188,949            0.0%
#   Maywufa Co., Ltd........................     252,070      116,006            0.0%
    Mega Financial Holding Co., Ltd......... 136,903,915  113,547,756            0.6%
*   Megamedia Corp..........................         782           --            0.0%
    Meiloon Industrial Co...................   1,613,084      681,626            0.0%
    Mercuries & Associates, Ltd.............   1,524,937      882,824            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                        Percentage
                                                 Shares     Value++   of Net Assets**
                                                 ------     -------   ---------------
TAIWAN -- (Continued)
*   Mercuries Life Insurance Co., Ltd.........  1,417,206 $   795,904            0.0%
#   Micro-Star International Co., Ltd......... 14,030,985  17,184,620            0.1%
#*  Microelectronics Technology, Inc..........    689,826     333,012            0.0%
#   Mirle Automation Corp.....................    565,550     470,721            0.0%
#   Mitac Holdings Corp.......................  9,347,725   7,236,533            0.1%
*   Mosel Vitelic, Inc........................  4,991,506   1,074,842            0.0%
#   Motech Industries, Inc....................  2,362,000   2,920,283            0.0%
#   Nan Ren Lake Leisure Amusement Co., Ltd...  1,652,000     624,457            0.0%
#*  Nan Ya Printed Circuit Board Corp.........  3,879,000   5,384,935            0.0%
    Nantex Industry Co., Ltd..................  2,468,716   1,232,947            0.0%
#   Neo Solar Power Corp......................  2,489,066   2,359,911            0.0%
    New Asia Construction & Development Corp..  1,810,304     475,824            0.0%
#   New Era Electronics Co., Ltd..............    203,000     212,690            0.0%
#   Newmax Technology Co., Ltd................    230,000     268,376            0.0%
    Nien Hsing Textile Co., Ltd...............  4,491,721   3,714,038            0.0%
    Nishoku Technology, Inc...................    268,000     369,580            0.0%
#*  O-TA Precision Industry Co., Ltd..........     24,000      13,190            0.0%
*   Ocean Plastics Co., Ltd...................    369,000     442,055            0.0%
*   Optimax Technology Corp...................  1,085,597     169,639            0.0%
#   OptoTech Corp.............................  9,532,000   3,894,399            0.0%
    Oriental Union Chemical Corp..............     54,000      40,850            0.0%
#   Pacific Construction Co...................  2,529,452     847,746            0.0%
*   Pan Jit International, Inc................  6,047,837   2,531,385            0.0%
#   Pan-International Industrial Corp.........  4,663,444   2,905,079            0.0%
#   Paragon Technologies Co., Ltd.............  1,115,191   1,607,183            0.0%
#   Pegatron Corp............................. 29,062,998  52,967,133            0.3%
#   Phihong Technology Co., Ltd...............  3,860,320   2,035,180            0.0%
#   Pixart Imaging, Inc.......................     48,000     106,614            0.0%
#*  Plotech Co., Ltd..........................    760,282     284,366            0.0%
#   Portwell, Inc.............................  1,167,000   1,603,092            0.0%
*   Potrans Electrical Corp...................  1,139,000          --            0.0%
    Pou Chen Corp............................. 24,985,550  27,551,269            0.2%
#*  Power Quotient International Co., Ltd.....     59,000      30,054            0.0%
*   Powercom Co., Ltd.........................    904,500     143,661            0.0%
*   Powertech Industrial Co., Ltd.............    271,000     196,486            0.0%
#   Powertech Technology, Inc................. 12,247,000  20,590,273            0.1%
    President Securities Corp................. 12,690,992   6,638,984            0.1%
#   Prime Electronics Satellitics, Inc........    623,000     247,050            0.0%
#   Prince Housing & Development Corp.........  4,330,018   1,624,747            0.0%
*   Prodisc Technology, Inc...................  6,185,157          --            0.0%
    Promate Electronic Co., Ltd...............    132,000     153,462            0.0%
#*  Qisda Corp................................ 27,863,171  12,516,596            0.1%
#   Qualipoly Chemical Corp...................    143,000     103,378            0.0%
#   Quanta Storage, Inc.......................  2,413,000   2,658,922            0.0%
#*  Quintain Steel Co., Ltd...................  5,893,629   1,215,196            0.0%
#   Radium Life Tech Co., Ltd.................  9,231,455   5,307,404            0.0%
#   Ralec Electronic Corp.....................    526,087     990,835            0.0%
#   Rich Development Co., Ltd.................  6,901,054   2,866,972            0.0%
#*  Ritek Corp................................ 47,909,622   5,460,437            0.0%
#   Rotam Global Agrosciences, Ltd............     98,000     174,307            0.0%
#   Ruentex Development Co., Ltd..............  1,122,000   1,674,882            0.0%
#   Ruentex Industries, Ltd...................  1,339,000   2,862,486            0.0%
*   Sainfoin Technology Corp..................    835,498          --            0.0%
#   Sampo Corp................................  9,863,925   3,908,343            0.0%
*   Sanyang Industry Co., Ltd.................  3,820,624   3,377,257            0.0%
    SDI Corp..................................    346,000     443,721            0.0%
#   Sesoda Corp...............................  1,089,768   1,242,872            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                               Percentage
                                                       Shares      Value++   of Net Assets**
                                                       ------      -------   ---------------
TAIWAN -- (Continued)
    Shan-Loong Transportation Co., Ltd..............      66,000 $    51,282            0.0%
    Sheng Yu Steel Co., Ltd.........................   1,935,000   1,280,037            0.0%
#   ShenMao Technology, Inc.........................   1,267,000   1,346,873            0.0%
#   Shih Her Technologies, Inc......................     411,000     749,947            0.0%
    Shih Wei Navigation Co., Ltd....................   2,785,718   1,714,488            0.0%
#   Shihlin Electric & Engineering Corp.............   4,470,000   5,840,187            0.0%
#   Shin Kong Financial Holding Co., Ltd............ 147,139,146  44,691,310            0.3%
    Shin Zu Shing Co., Ltd..........................   1,123,000   2,469,689            0.0%
#   Shinkong Insurance Co., Ltd.....................   3,610,412   2,695,648            0.0%
    Shinkong Synthetic Fibers Corp..................  27,670,754   9,832,759            0.1%
#   Shuttle, Inc....................................   4,602,015   1,253,076            0.0%
#   Sigurd Microelectronics Corp....................   6,663,047   6,377,441            0.1%
#*  Silicon Integrated Systems Corp.................   6,455,165   1,789,243            0.0%
#   Silitech Technology Corp........................   1,476,924     997,637            0.0%
    Sincere Navigation Corp.........................   4,946,740   4,283,911            0.0%
#   Singatron Enterprise Co., Ltd...................      63,000      23,963            0.0%
#   Sinkang Industries Co., Ltd.....................     699,557     253,166            0.0%
#   Sino-American Silicon Products, Inc.............   7,750,000  11,977,037            0.1%
#   Sinon Corp......................................   6,282,877   3,419,635            0.0%
#   SinoPac Financial Holdings Co., Ltd............. 135,264,317  58,728,390            0.3%
#   Siward Crystal Technology Co., Ltd..............   2,520,875   1,812,346            0.0%
#   Solar Applied Materials Technology Co...........   1,820,000   1,433,207            0.0%
#*  Solartech Energy Corp...........................   4,156,165   2,661,632            0.0%
    Solomon Technology Corp.........................   1,254,590     766,748            0.0%
#*  Solytech Enterprise Corp........................   3,043,000     826,845            0.0%
    Southeast Cement Co., Ltd.......................   3,539,700   1,820,251            0.0%
#   Spirox Corp.....................................     631,661     486,208            0.0%
    Stark Technology, Inc...........................   2,259,200   2,117,717            0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd..   1,157,421     760,151            0.0%
#*  Sunplus Technology Co., Ltd.....................   8,214,620   3,131,438            0.0%
#   Sunrex Technology Corp..........................   1,799,000     990,077            0.0%
    Super Dragon Technology Co., Ltd................      26,175      15,042            0.0%
#   Supreme Electronics Co., Ltd....................   3,798,277   2,111,021            0.0%
#   Sweeten Construction Co., Ltd...................   1,296,256     741,577            0.0%
#   Sysage Technology Co., Ltd......................     114,950     129,160            0.0%
#   Systex Corp.....................................     801,801   1,465,953            0.0%
#   T-Mac Techvest PCB Co., Ltd.....................   1,603,000     816,783            0.0%
#   TA Chen Stainless Pipe..........................   8,476,281   5,220,844            0.0%
#*  Ta Chong Bank, Ltd..............................  31,010,870  10,307,692            0.1%
    Ta Chong Securities Co., Ltd....................     214,000      71,316            0.0%
    Ta Ya Electric Wire & Cable.....................   8,261,329   1,777,474            0.0%
#   TA-I Technology Co., Ltd........................   2,084,084   1,163,820            0.0%
    Tah Hsin Industrial Co., Ltd....................   1,521,900   1,443,520            0.0%
    TAI Roun Products Co., Ltd......................      63,000      21,040            0.0%
#   Taichung Commercial Bank Co., Ltd...............  32,244,991  10,824,084            0.1%
#   Tainan Enterprises Co., Ltd.....................   1,985,183   1,644,420            0.0%
#   Tainan Spinning Co., Ltd........................  18,531,996  10,282,936            0.1%
    Taishin Financial Holding Co., Ltd.............. 136,730,491  65,225,009            0.4%
#*  Taisun Enterprise Co., Ltd......................   2,034,410     770,137            0.0%
#*  Taita Chemical Co., Ltd.........................   2,626,864     726,430            0.0%
*   Taiwan Business Bank............................  60,083,410  18,075,009            0.1%
#   Taiwan Calsonic Co., Ltd........................      48,000      32,841            0.0%
    Taiwan Cement Corp..............................  45,114,440  69,013,294            0.4%
#   Taiwan Cogeneration Corp........................   3,096,333   2,453,594            0.0%
#   Taiwan Cooperative Financial Holding Co., Ltd...  92,383,241  49,412,015            0.3%
#   Taiwan Fertilizer Co., Ltd......................   3,775,000   6,697,270            0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.........   1,235,000     891,397            0.0%
*   Taiwan Flourescent Lamp Co., Ltd................     756,000          --            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                              Percentage
                                                      Shares      Value++   of Net Assets**
                                                      ------      -------   ---------------
TAIWAN -- (Continued)
    Taiwan FU Hsing Industrial Co., Ltd............   2,128,000 $ 2,043,884            0.0%
    Taiwan Glass Industry Corp.....................   9,558,710   7,415,596            0.1%
#   Taiwan Hon Chuan Enterprise Co., Ltd...........     102,000     167,164            0.0%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd..   1,508,000   1,031,567            0.0%
*   Taiwan Kolin Co., Ltd..........................   5,797,000          --            0.0%
#   Taiwan Land Development Corp...................  12,641,235   4,491,190            0.0%
#*  Taiwan Life Insurance Co., Ltd.................     850,419     509,636            0.0%
    Taiwan Line Tek Electronic.....................      76,640      58,045            0.0%
#   Taiwan Mask Corp...............................   3,154,250     978,746            0.0%
    Taiwan Navigation Co., Ltd.....................   1,428,000   1,013,039            0.0%
#   Taiwan PCB Techvest Co., Ltd...................   3,567,946   5,264,641            0.0%
#*  Taiwan Prosperity Chemical Corp................     974,000     693,196            0.0%
*   Taiwan Pulp & Paper Corp.......................   7,065,660   2,647,393            0.0%
    Taiwan Sakura Corp.............................   2,890,472   2,007,415            0.0%
    Taiwan Semiconductor Co., Ltd..................   2,366,000   2,159,780            0.0%
    Taiwan Styrene Monomer.........................   4,652,647   1,920,669            0.0%
    Taiwan Surface Mounting Technology Co., Ltd....   2,628,944   3,683,541            0.0%
#   Taiwan TEA Corp................................  11,811,092   6,416,163            0.1%
#   Taiwan Union Technology Corp...................   3,421,000   2,843,734            0.0%
#   Taiyen Biotech Co., Ltd........................   2,363,217   1,889,697            0.0%
#*  Tatung Co., Ltd................................  37,430,342  10,630,329            0.1%
#   Te Chang Construction Co., Ltd.................      90,300      73,997            0.0%
    Teco Electric and Machinery Co., Ltd...........  32,704,725  36,389,719            0.2%
*   Tecom Co., Ltd.................................     229,753      19,876            0.0%
#*  Tekcore Co., Ltd...............................     399,000     116,995            0.0%
    Test-Rite International Co., Ltd...............     737,266     487,163            0.0%
#   Tex-Ray Industrial Co., Ltd....................     407,000     176,464            0.0%
#   ThaiLin Semiconductor Corp.....................   1,139,000     762,652            0.0%
#   Thinking Electronic Industrial Co., Ltd........   1,293,000   1,880,399            0.0%
    Ton Yi Industrial Corp.........................   2,150,600   1,278,682            0.0%
    Tong Yang Industry Co., Ltd....................   5,888,228   6,013,428            0.1%
#   Tong-Tai Machine & Tool Co., Ltd...............   3,209,368   2,849,063            0.0%
    Topco Scientific Co., Ltd......................     719,589   1,300,954            0.0%
#   Topoint Technology Co., Ltd....................   2,564,288   2,438,333            0.0%
#   TPK Holding Co., Ltd...........................     973,000   5,743,941            0.0%
#   Transasia Airways Corp.........................     865,000     324,230            0.0%
#   Tripod Technology Corp.........................   1,722,000   3,223,216            0.0%
    Tsann Kuen Enterprise Co., Ltd.................      58,000      61,042            0.0%
#   Tung Ho Steel Enterprise Corp..................  12,887,274  10,162,554            0.1%
#   Tung Ho Textile Co., Ltd.......................   2,454,000     644,567            0.0%
    TXC Corp.......................................     289,000     358,200            0.0%
*   TYC Brother Industrial Co., Ltd................   2,570,723   1,418,924            0.0%
#*  Tycoons Group Enterprise.......................   7,958,938   1,466,935            0.0%
*   Tyntek Corp....................................   1,755,936     393,139            0.0%
    TZE Shin International Co., Ltd................     253,212      73,533            0.0%
#*  U-Tech Media Corp..............................   1,946,799     394,673            0.0%
    Unic Technology Corp...........................      36,361      15,390            0.0%
#   Unimicron Technology Corp......................  24,718,363  19,027,104            0.1%
#*  Union Bank Of Taiwan...........................  12,347,526   4,188,292            0.0%
#   Unitech Computer Co., Ltd......................   1,682,739     970,073            0.0%
#   Unitech Printed Circuit Board Corp.............  10,230,281   4,195,504            0.0%
    United Integrated Services Co., Ltd............   1,629,000   1,548,515            0.0%
#   United Microelectronics Corp................... 217,150,681  96,414,681            0.5%
    Universal Cement Corp..........................   6,481,642   5,705,729            0.0%
    Unizyx Holding Corp............................   6,393,000   3,773,394            0.0%
#   UPC Technology Corp............................  12,783,746   4,375,189            0.0%
#   USI Corp.......................................   6,761,691   3,202,974            0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                   Percentage
                                                        Shares       Value++     of Net Assets**
                                                        ------       -------     ---------------
TAIWAN -- (Continued)
    Ve Wong Corp.....................................   1,616,806 $    1,192,835            0.0%
    Viking Tech Corp.................................      86,000         59,044            0.0%
#*  Wafer Works Corp.................................   5,117,000      2,122,143            0.0%
    Wah Hong Industrial Corp.........................     395,516        415,485            0.0%
#   Wah Lee Industrial Corp..........................   2,011,000      3,510,779            0.0%
#*  Walsin Lihwa Corp................................  54,995,412     18,257,900            0.1%
#*  Walsin Technology Corp...........................  10,131,230      3,504,139            0.0%
#   Walton Advanced Engineering, Inc.................   5,170,853      2,420,347            0.0%
    Wan Hai Lines, Ltd...............................   9,776,000      7,230,301            0.1%
    WAN HWA Enterprise Co............................     442,038        215,137            0.0%
#   Waterland Financial Holdings Co., Ltd............  31,195,094      8,673,363            0.1%
#*  Ways Technical Corp., Ltd........................     191,000        190,474            0.0%
*   WEI Chih Steel Industrial Co., Ltd...............   1,124,898        159,014            0.0%
#*  Wei Mon Industry Co., Ltd........................   5,541,691      1,262,446            0.0%
#   Weikeng Industrial Co., Ltd......................   1,884,550      1,438,580            0.0%
#   Well Shin Technology Co., Ltd....................   1,070,080      1,595,055            0.0%
#   Wha Yu Industrial Co., Ltd.......................     438,000        174,061            0.0%
    Win Semiconductors Corp..........................   6,494,000      5,859,090            0.0%
#*  Winbond Electronics Corp.........................  53,895,885     17,292,146            0.1%
*   Wintek Corp......................................  39,702,484      2,532,237            0.0%
#   Wisdom Marine Lines Co., Ltd.....................   1,585,326      1,838,956            0.0%
#   Wistron Corp.....................................  38,341,608     40,282,290            0.2%
    WPG Holdings, Ltd................................     515,092        627,449            0.0%
#   WT Microelectronics Co., Ltd.....................   4,800,900      7,666,543            0.1%
#   WUS Printed Circuit Co., Ltd.....................   5,181,928      2,374,619            0.0%
#   Yageo Corp.......................................   7,717,574     11,995,204            0.1%
*   Yang Ming Marine Transport Corp..................  23,051,676     10,552,550            0.1%
#   YC Co., Ltd......................................   6,163,104      3,264,320            0.0%
#   YC INOX Co., Ltd.................................   4,719,667      3,607,475            0.0%
#   YeaShin International Development Co., Ltd.......     286,830        162,286            0.0%
#   YFY, Inc.........................................  19,386,847      8,036,769            0.1%
#   Yi Jinn Industrial Co., Ltd......................   3,841,938        997,145            0.0%
#   Yieh Phui Enterprise Co., Ltd....................  17,378,199      5,146,174            0.0%
#*  Young Fast Optoelectronics Co., Ltd..............   2,546,000      1,610,877            0.0%
#   Youngtek Electronics Corp........................     727,116      1,394,322            0.0%
#   Yuanta Financial Holding Co., Ltd................ 143,586,770     72,328,347            0.4%
    Yulon Motor Co., Ltd.............................  13,971,572     20,612,635            0.1%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd..     312,687        836,841            0.0%
#   Zenitron Corp....................................   3,226,000      1,809,603            0.0%
#   Zig Sheng Industrial Co., Ltd....................   8,536,352      2,359,218            0.0%
    Zinwell Corp.....................................   2,074,000      2,000,366            0.0%
    ZongTai Real Estate Development Co., Ltd.........     103,000         61,516            0.0%
                                                                  --------------           -----
TOTAL TAIWAN.........................................              2,898,845,848           15.3%
                                                                  --------------           -----

THAILAND -- (2.8%)
    AAPICO Hitech PCL................................     681,760        322,355            0.0%
*   AJ Plast PCL.....................................   2,076,900        656,803            0.0%
    AP Thailand PCL..................................  25,172,730      5,139,658            0.0%
    Asia Plus Securities PCL.........................  12,400,900      1,492,525            0.0%
    Bangchak Petroleum PCL (The).....................  10,134,500     10,423,879            0.1%
    Bangkok Bank PCL(6368360)........................   5,898,900     35,860,675            0.2%
    Bangkok Bank PCL(6077019)........................   1,849,900     11,473,129            0.1%
    Bangkok Expressway PCL...........................   5,726,100      6,680,743            0.0%
    Bangkok Insurance PCL............................     212,828      2,398,154            0.0%
    Bangkokland PCL..................................   7,642,500        469,297            0.0%
    Banpu PCL........................................  18,687,700     16,209,012            0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                   Percentage
                                                          Shares      Value++    of Net Assets**
                                                          ------      -------    ---------------
THAILAND -- (Continued)
    Cal-Comp Electronics Thailand PCL..................  28,423,136 $  2,635,489            0.0%
    Charoong Thai Wire & Cable PCL.....................   1,255,800      458,828            0.0%
    Delta Electronics Thailand PCL.....................   2,956,400    5,854,707            0.0%
    Eastern Water Resources Development and Management
     PCL...............................................   4,814,600    1,611,272            0.0%
*   Esso Thailand PCL..................................  22,012,600    3,717,203            0.0%
*   G J Steel PCL...................................... 537,140,250    1,484,268            0.0%
*   G Steel PCL........................................  52,021,100      319,442            0.0%
    Hana Microelectronics PCL..........................   5,180,100    6,918,463            0.0%
    ICC International PCL..............................   2,682,700    3,315,280            0.0%
    IRPC PCL........................................... 130,153,300   13,666,696            0.1%
    Kang Yong Electric PCL.............................       6,600       51,876            0.0%
    KGI Securities Thailand PCL........................  19,837,300    2,022,101            0.0%
    Kiatnakin Bank PCL.................................   5,785,100    7,504,467            0.1%
    Krung Thai Bank PCL................................  72,258,100   51,692,162            0.3%
    Laguna Resorts & Hotels PCL........................   1,073,800    1,046,765            0.0%
    Lanna Resources PCL................................     822,400      328,253            0.0%
    LH Financial Group PCL.............................  16,439,351      918,625            0.0%
    Nation Multimedia Group PCL........................   3,462,900      166,925            0.0%
*   Polyplex Thailand PCL..............................   3,084,300    1,107,962            0.0%
    Precious Shipping PCL..............................   6,442,200    4,213,045            0.0%
    PTT Exploration & Production PCL...................   2,351,000   10,574,808            0.1%
    PTT Global Chemical PCL............................  28,978,141   55,162,565            0.3%
    PTT PCL............................................  15,934,500  180,039,791            1.0%
    Quality Houses PCL.................................  16,751,941    2,211,647            0.0%
    Saha Pathana Inter-Holding PCL.....................   2,809,900    2,243,089            0.0%
    Saha Pathanapibul PCL..............................   1,594,833    2,093,310            0.0%
    Saha-Union PCL.....................................   2,963,700    3,799,032            0.0%
*   Sahaviriya Steel Industries PCL.................... 110,704,540    1,155,651            0.0%
    Sansiri PCL........................................  91,921,866    5,813,910            0.0%
    SC Asset Corp PCL..................................  25,551,325    2,965,429            0.0%
    Siam Future Development PCL........................   5,753,122    1,236,471            0.0%
    Siamgas & Petrochemicals PCL.......................   2,300,700      890,047            0.0%
    Somboon Advance Technology PCL.....................   2,801,200    1,582,502            0.0%
    Sri Ayudhya Capital PCL............................     151,800      200,411            0.0%
    Sri Trang Agro-Industry PCL........................   9,293,600    4,165,998            0.0%
    Srithai Superware PCL..............................  16,979,100    1,417,966            0.0%
*   Tata Steel Thailand PCL............................  48,005,000    1,370,729            0.0%
*   Thai Airways International PCL.....................  17,012,811    7,469,549            0.1%
    Thai Carbon Black PCL..............................     441,000      375,737            0.0%
    Thai Oil PCL.......................................  14,164,600   19,461,647            0.1%
    Thai Rayon PCL.....................................      79,500       76,278            0.0%
    Thai Stanley Electric PCL(B01GKK6).................     174,600    1,174,007            0.0%
    Thai Stanley Electric PCL(B01GKM8).................      43,100      289,803            0.0%
    Thai Wacoal PCL....................................      85,000      129,836            0.0%
    Thanachart Capital PCL.............................  10,803,400   11,609,426            0.1%
    Thitikorn PCL......................................     962,200      292,471            0.0%
*   Thoresen Thai Agencies PCL.........................  10,463,770    7,003,690            0.0%
*   Tipco Asphalt PCL..................................     295,800      547,189            0.0%
    Tisco Financial Group PCL..........................   2,168,500    2,962,796            0.0%
    TMB Bank PCL.......................................  92,807,000    8,776,345            0.1%
    Total Access Communication PCL.....................   2,920,080    9,279,345            0.1%
    TPI Polene PCL..................................... 155,294,240    8,630,107            0.1%
    Vanachai Group PCL.................................  10,240,920    2,452,538            0.0%
    Vinythai PCL.......................................   6,688,917    2,176,927            0.0%
                                                                    ------------            ----
TOTAL THAILAND.........................................              559,791,106            3.0%
                                                                    ------------            ----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            Percentage
                                                                     Shares     Value++   of Net Assets**
                                                                     ------     -------   ---------------
TURKEY -- (2.3%)
*   Adana Cimento Sanayii TAS Class A.............................  1,072,051 $ 2,498,230            0.0%
#*  Adese Alisveris Merkezleri Ticaret A.S........................    152,622     564,631            0.0%
#   Akbank TAS.................................................... 14,433,710  52,119,314            0.3%
#*  Akenerji Elektrik Uretim A.S..................................  4,066,226   2,139,488            0.0%
#   Akfen Holding A.S.............................................    839,567   1,794,003            0.0%
    Aksa Akrilik Kimya Sanayii A.S................................  1,735,088   5,705,480            0.0%
    Aksigorta A.S.................................................    877,125   1,061,492            0.0%
#   Alarko Holding A.S............................................  1,562,507   2,825,254            0.0%
#   Albaraka Turk Katilim Bankasi A.S.............................  3,760,873   2,655,695            0.0%
*   Anadolu Anonim Turk Sigorta Sirketi...........................  4,326,842   2,745,587            0.0%
#   Anadolu Cam Sanayii A.S.......................................  2,650,582   2,265,077            0.0%
#   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S..................     24,066     250,502            0.0%
*   Asya Katilim Bankasi A.S......................................  8,975,815   2,907,604            0.0%
#   Aygaz A.S.....................................................  1,020,159   4,302,545            0.0%
#   Baticim Bati Anadolu Cimento Sanayii A.S......................    364,909   1,128,276            0.0%
*   Bolu Cimento Sanayii A.S......................................    753,805   1,470,368            0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.................    888,582   2,864,566            0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari AS....................     41,471     913,133            0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S...........................    189,995   1,405,233            0.0%
#*  Deva Holding A.S..............................................    590,657     544,659            0.0%
#*  Dogan Sirketler Grubu Holding A.S............................. 16,834,393   5,073,032            0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S......................    294,692     814,129            0.0%
    EGE Seramik Sanayi ve Ticaret A.S.............................  1,418,706   2,277,710            0.0%
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
     Ticaret A.S..................................................  3,004,674   3,176,554            0.0%
    Eregli Demir ve Celik Fabrikalari TAS......................... 24,473,976  51,009,693            0.3%
    Gentas Genel Metal Sanayi ve Ticaret A.S......................  1,048,776     773,480            0.0%
*   Global Yatirim Holding A.S....................................  3,967,218   2,497,130            0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S...........     46,460   1,238,463            0.0%
#*  GSD Holding...................................................  4,585,286   2,948,857            0.0%
*   Gunes Sigorta.................................................    219,430     194,437            0.0%
#*  Hurriyet Gazetecilik A.S......................................  3,737,714   1,041,811            0.0%
*   Ihlas EV Aletleri.............................................     23,776       3,317            0.0%
#*  Ihlas Holding A.S............................................. 13,149,270   1,774,419            0.0%
#*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S....................  1,771,050   1,361,757            0.0%
    Is Finansal Kiralama A.S......................................  2,987,004   1,237,711            0.0%
    Is Yatirim Menkul Degerler A.S. Class A.......................    481,784     247,252            0.0%
#*  Izmir Demir Celik Sanayi A.S..................................    412,878     551,004            0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class A......................................................  2,049,803   2,626,970            0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class D......................................................          1           1            0.0%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S........................  1,409,780     862,383            0.0%
#   KOC Holding A.S............................................... 10,028,018  51,121,088            0.3%
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.................  1,412,866   1,099,247            0.0%
*   Menderes Tekstil Sanayi ve Ticaret A.S........................  1,017,777     508,213            0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S...................  4,790,610   1,163,153            0.0%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.........    352,545     633,923            0.0%
*   Parsan Makina Parcalari.......................................     23,682      48,450            0.0%
    Pinar Entegre Et ve Un Sanayi A.S.............................    343,247   1,409,837            0.0%
    Pinar SUT Mamulleri Sanayii A.S...............................     98,872     951,841            0.0%
*   Raks Elektronik Sanayi ve Ticaret A.S.........................      5,859          --            0.0%
*   Sabah Yayincilik..............................................     31,938          --            0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S............  1,345,000   1,916,230            0.0%
#*  Sasa Polyester Sanayi A.S.....................................  2,315,248   2,103,094            0.0%
#*  Sekerbank TAS.................................................  7,744,813   7,071,598            0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           Percentage
                                                                Shares       Value++     of Net Assets**
                                                                ------       -------     ---------------
TURKEY -- (Continued)
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.................  2,387,936 $     2,268,037            0.0%
#   Soda Sanayii A.S.........................................  2,302,976       4,258,675            0.0%
#*  Tekfen Holding A.S.......................................     77,748         195,494            0.0%
#*  Tekstil Bankasi A.S......................................  1,683,023       1,384,943            0.0%
#   Trakya Cam Sanayi A.S....................................  5,412,569       7,108,677            0.1%
    Turcas Petrol A.S........................................    121,075         131,785            0.0%
*   Turk Hava Yollari........................................ 12,584,923      41,248,866            0.2%
    Turkiye Is Bankasi....................................... 33,315,167      83,301,332            0.5%
    Turkiye Sinai Kalkinma Bankasi A.S.......................  9,303,273       8,162,620            0.1%
#   Turkiye Sise ve Cam Fabrikalari A.S...................... 10,604,709      16,124,993            0.1%
#   Turkiye Vakiflar Bankasi Tao............................. 12,437,915      26,731,016            0.2%
    Vestel Beyaz Esya Sanayi ve Ticaret A.S..................    443,194       1,944,021            0.0%
#*  Vestel Elektronik Sanayi ve Ticaret A.S..................  1,948,645       6,444,017            0.1%
#   Yapi ve Kredi Bankasi A.S................................ 13,443,837      29,441,384            0.2%
#*  Zorlu Enerji Elektrik Uretim A.S.........................  1,130,962       1,345,159            0.0%
                                                                         ---------------           -----
TOTAL TURKEY.................................................                469,988,940            2.5%
                                                                         ---------------           -----
TOTAL COMMON STOCKS..........................................             18,125,595,816           95.7%
                                                                         ---------------           -----

PREFERRED STOCKS -- (3.4%)
BRAZIL -- (3.3%)
    Banco ABC Brasil SA......................................  1,128,732       6,264,632            0.0%
    Banco Alfa de Investimento SA............................     41,426         118,886            0.0%
    Banco Daycoval SA........................................    645,148       2,347,050            0.0%
    Banco do Estado do Rio Grande do Sul SA Class B..........  1,057,568       6,317,943            0.0%
*   Banco Industrial e Comercial SA..........................  1,675,900       4,236,033            0.0%
*   Banco Pan SA.............................................  2,002,192       2,327,481            0.0%
    Banco Pine SA............................................    436,030       1,210,032            0.0%
    Banco Sofisa SA..........................................    591,000         596,939            0.0%
    Braskem SA Class A.......................................  1,363,333       9,975,709            0.1%
    Cia Ferro Ligas da Bahia - Ferbasa.......................    906,134       3,045,828            0.0%
    Eucatex SA Industria e Comercio..........................    353,288         621,137            0.0%
    Financeira Alfa SA Credito Financiamento e Investimentos.      5,000           6,608            0.0%
*   Forjas Taurus SA.........................................    532,990          81,593            0.0%
    Gerdau SA................................................  6,169,399      27,632,442            0.2%
    Grazziotin SA............................................      2,400          17,983            0.0%
    Parana Banco SA..........................................    120,800         529,102            0.0%
    Petroleo Brasileiro SA................................... 18,238,804     112,184,242            0.6%
    Petroleo Brasileiro SA Sponsored ADR..................... 21,196,251     259,230,150            1.4%
    Randon Participacoes SA..................................    151,800         382,147            0.0%
    Suzano Papel e Celulose SA Class A.......................  5,848,009      24,711,351            0.1%
    Unipar Carbocloro SA Class B.............................  9,258,736       1,862,295            0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A...........  7,356,626      16,915,493            0.1%
    Vale SA.................................................. 14,877,158     129,450,847            0.7%
#   Vale SA Sponsored ADR....................................  5,996,988      52,533,615            0.3%
                                                                         ---------------           -----
TOTAL BRAZIL.................................................                662,599,538            3.5%
                                                                         ---------------           -----

COLOMBIA -- (0.1%)
    Grupo de Inversiones Suramericana SA.....................    857,076      17,278,985            0.1%
                                                                         ---------------           -----

MALAYSIA -- (0.0%)
    Amcorp Properties Bhd, 4.000%............................     85,450          11,301            0.0%
                                                                         ---------------           -----
TOTAL PREFERRED STOCKS.......................................                679,889,824            3.6%
                                                                         ---------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          Percentage
                                                              Shares        Value++     of Net Assets**
                                                              ------        -------     ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*     Banco Pan SA Rights 11/19/14.........................     107,469 $           867            0.0%
                                                                        ---------------          ------

CHINA -- (0.0%)
*     Golden Meditech Holdings, Ltd. Warrants 07/30/15.....     154,136           2,981            0.0%
                                                                        ---------------          ------

HONG KONG -- (0.0%)
#*    Agile Property Holdings, Ltd. Rights 11/11/14........   2,490,999         167,027            0.0%
*     HKC Holdings, Ltd. Warrants 10/15/15.................   5,017,976          25,235            0.0%
*     Tonly Electronics Holdings, Ltd. Rights..............     188,110          37,354            0.0%
                                                                        ---------------          ------
TOTAL HONG KONG............................................                     229,616            0.0%
                                                                        ---------------          ------

INDONESIA -- (0.0%)
*     Pabrik Kertas Tjiwi Kimia Tbk PT Warrants 07/11/17...      82,000           1,310            0.0%
                                                                        ---------------          ------

MALAYSIA -- (0.0%)
*     CB Industrial Product Holdings Bhd Warrants 12/31/15.     335,667              --            0.0%
                                                                        ---------------          ------

TAIWAN -- (0.0%)
*     Neo Solar Power Corp. Rights 11/24/14................     157,709              --            0.0%
*     Tong-Tai Machine & Tool Co., Ltd. Rights 12/17/14....     223,426           3,306            0.0%
                                                                        ---------------          ------
TOTAL TAIWAN...............................................                       3,306            0.0%
                                                                        ---------------          ------
TOTAL RIGHTS/WARRANTS......................................                     238,080            0.0%
                                                                        ---------------          ------

                                                                            Value+
                                                                -           ------             -
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund....................... 120,842,149   1,398,143,668            7.4%
                                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,905,306,971).................................               $20,203,867,388          106.7%
                                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  592,943,637 $   489,799,533   --    $ 1,082,743,170
  Chile.......................     97,250,791     195,715,954   --        292,966,745
  China.......................    235,314,230   2,644,669,283   --      2,879,983,513
  Colombia....................     26,308,586              --   --         26,308,586
  Czech Republic..............             --      41,573,273   --         41,573,273
  Greece......................        450,318      20,162,473   --         20,612,791
  Hong Kong...................             --         209,454   --            209,454
  Hungary.....................             --      74,137,391   --         74,137,391
  India.......................    232,489,675   1,502,789,118   --      1,735,278,793
  Indonesia...................      9,326,399     513,294,384   --        522,620,783
  Israel......................             --          19,227   --             19,227
  Malaysia....................        933,008     800,684,637   --        801,617,645
  Mexico......................  1,419,694,498         576,790   --      1,420,271,288
  Philippines.................             --     213,846,255   --        213,846,255
  Poland......................             --     367,748,884   --        367,748,884
  Russia......................        410,701     492,489,702   --        492,900,403
  South Africa................    140,329,828   1,265,721,951   --      1,406,051,779
  South Korea.................    372,923,779   2,426,546,600   --      2,799,470,379
  Spain.......................     18,609,563              --   --         18,609,563
  Taiwan......................     47,122,723   2,851,723,125   --      2,898,845,848
  Thailand....................    559,791,106              --   --        559,791,106
  Turkey......................      2,907,604     467,081,336   --        469,988,940
Preferred Stocks
  Brazil......................    311,770,373     350,829,165   --        662,599,538
  Colombia....................     17,278,985              --   --         17,278,985
  Malaysia....................             --          11,301   --             11,301
Rights/Warrants
  Brazil......................             --             867   --                867
  China.......................             --           2,981   --              2,981
  Hong Kong...................             --         229,616   --            229,616
  Indonesia...................             --           1,310   --              1,310
  Malaysia....................             --              --   --                 --
  Taiwan......................             --           3,306   --              3,306
Securities Lending Collateral.             --   1,398,143,668   --      1,398,143,668
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,085,855,804 $16,118,011,584   --    $20,203,867,388
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                       U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
COMMON STOCKS -- (88.4%)
Consumer Discretionary -- (14.2%)
*    1-800-Flowers.com, Inc. Class A                                                 3,000 $             24,090                0.0%
     Aaron's, Inc.                                                                   5,257              130,163                0.0%
#    Abercrombie & Fitch Co. Class A                                                 5,896              197,398                0.0%
     Advance Auto Parts, Inc.                                                        1,545              227,053                0.1%
#*   Aeropostale, Inc.                                                               6,474               19,487                0.0%
#    AH Belo Corp. Class A                                                           1,763               20,292                0.0%
*    Amazon.com, Inc.                                                                3,200              977,472                0.2%
*    Ambassadors Group, Inc.                                                         1,110                3,941                0.0%
#*   AMC Networks, Inc. Class A                                                      1,695              102,802                0.0%
#*   America's Car-Mart, Inc.                                                        1,100               50,578                0.0%
*    American Axle & Manufacturing Holdings, Inc.                                    5,209              100,690                0.0%
     American Eagle Outfitters, Inc.                                                11,093              142,767                0.0%
#*   American Public Education, Inc.                                                 1,804               55,906                0.0%
*    ANN, Inc.                                                                       6,168              236,790                0.1%
*    Apollo Education Group, Inc. Class A                                           12,336              353,550                0.1%
     Arctic Cat, Inc.                                                                1,500               50,490                0.0%
     Ark Restaurants Corp.                                                             120                2,645                0.0%
*    Asbury Automotive Group, Inc.                                                   3,049              213,552                0.1%
*    Ascena Retail Group, Inc.                                                      13,414              167,004                0.0%
#*   Ascent Capital Group, Inc. Class A                                                900               57,870                0.0%
#    Autoliv, Inc.                                                                   3,670              336,686                0.1%
#*   AutoNation, Inc.                                                               10,346              592,412                0.1%
#*   AutoZone, Inc.                                                                    600              332,112                0.1%
*    Ballantyne Strong, Inc.                                                           900                4,041                0.0%
*    Barnes & Noble, Inc.                                                            5,623              122,694                0.0%
     Bassett Furniture Industries, Inc.                                              1,200               20,856                0.0%
#*   Beazer Homes USA, Inc.                                                          1,140               20,440                0.0%
#    bebe stores, Inc.                                                               4,600               10,534                0.0%
*    Bed Bath & Beyond, Inc.                                                        13,529              911,043                0.2%
*    Belmond, Ltd. Class A                                                           7,773               89,079                0.0%
     Best Buy Co., Inc.                                                             19,588              668,734                0.1%
#    Big 5 Sporting Goods Corp.                                                      2,401               29,556                0.0%
     Big Lots, Inc.                                                                  6,017              274,676                0.1%
*    Biglari Holdings, Inc.                                                             90               31,424                0.0%
*    Bloomin' Brands, Inc.                                                           9,357              176,941                0.0%
#*   Blue Nile, Inc.                                                                   650               23,075                0.0%
#    Blyth, Inc.                                                                     1,150                9,649                0.0%
     Bob Evans Farms, Inc.                                                           2,925              142,886                0.0%
#    Bon-Ton Stores, Inc. (The)                                                      1,300               11,453                0.0%
*    Books-A-Million, Inc.                                                             600                  870                0.0%
     BorgWarner, Inc.                                                                9,132              520,707                0.1%
#*   Bridgepoint Education, Inc.                                                     3,580               45,251                0.0%
#*   Bright Horizons Family Solutions, Inc.                                          1,515               67,508                0.0%
     Brinker International, Inc.                                                     3,391              181,893                0.0%
     Brown Shoe Co., Inc.                                                            3,754               99,819                0.0%
     Brunswick Corp.                                                                 6,416              300,269                0.1%
#    Buckle, Inc. (The)                                                              1,193               58,851                0.0%
#*   Build-A-Bear Workshop, Inc.                                                     1,400               23,730                0.0%
     Burger King Worldwide, Inc.                                                     2,000               65,360                0.0%
#*   Cabela's, Inc.                                                                  3,690              177,194                0.0%
#    Cablevision Systems Corp. Class A                                               8,000              148,960                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Consumer Discretionary -- (Continued)
#    Callaway Golf Co.                                                               8,715 $             68,326                0.0%
*    Cambium Learning Group, Inc.                                                    2,515                3,848                0.0%
#    Capella Education Co.                                                           1,586              112,194                0.0%
*    Career Education Corp.                                                          4,300               24,940                0.0%
#*   CarMax, Inc.                                                                    9,225              515,770                0.1%
*    Carmike Cinemas, Inc.                                                           2,000               64,100                0.0%
     Carnival Corp.                                                                  6,048              242,827                0.1%
#    Carriage Services, Inc.                                                         1,100               21,956                0.0%
*    Carrols Restaurant Group, Inc.                                                  3,178               24,502                0.0%
     Carter's, Inc.                                                                  3,483              272,127                0.1%
     Cato Corp. (The) Class A                                                        2,682               95,667                0.0%
*    Cavco Industries, Inc.                                                            680               49,552                0.0%
     CBS Corp. Class A                                                                 334               18,133                0.0%
     CBS Corp. Class B                                                              17,100              927,162                0.2%
*    Charles & Colvard, Ltd.                                                           612                1,781                0.0%
*    Charter Communications, Inc. Class A                                            2,349              372,058                0.1%
#    Cheesecake Factory, Inc. (The)                                                  6,609              303,617                0.1%
     Cherokee, Inc.                                                                    813               14,211                0.0%
     Chico's FAS, Inc.                                                              15,122              228,040                0.1%
#    Children's Place, Inc. (The)                                                    1,700               83,725                0.0%
*    Chipotle Mexican Grill, Inc.                                                      600              382,800                0.1%
#    Choice Hotels International, Inc.                                               2,260              120,910                0.0%
*    Christopher & Banks Corp.                                                       1,927               12,583                0.0%
#*   Chuy's Holdings, Inc.                                                             900               26,919                0.0%
     Cinemark Holdings, Inc.                                                         9,929              350,692                0.1%
*    Citi Trends, Inc.                                                               1,712               38,777                0.0%
     Clear Channel Outdoor Holdings, Inc. Class A                                    1,900               13,794                0.0%
     Coach, Inc.                                                                     1,100               37,818                0.0%
     Collectors Universe, Inc.                                                         300                7,380                0.0%
     Columbia Sportswear Co.                                                         5,896              227,232                0.1%
     Comcast Corp. Class A                                                          77,893            4,311,378                0.9%
     Comcast Corp. Special Class A                                                  19,644            1,083,170                0.2%
#*   Conn's, Inc.                                                                    3,060               95,197                0.0%
     Cooper Tire & Rubber Co.                                                        6,800              219,028                0.1%
#    Cracker Barrel Old Country Store, Inc.                                          2,523              291,028                0.1%
*    Crocs, Inc.                                                                     8,959              104,641                0.0%
#    CSS Industries, Inc.                                                              200                5,712                0.0%
     CST Brands, Inc.                                                                9,159              350,332                0.1%
     Culp, Inc.                                                                        600               11,382                0.0%
#*   Cumulus Media, Inc. Class A                                                     6,797               26,236                0.0%
     Dana Holding Corp.                                                             16,408              335,708                0.1%
#    Darden Restaurants, Inc.                                                        7,145              369,968                0.1%
*    Deckers Outdoor Corp.                                                           2,737              239,378                0.1%
     Delphi Automotive P.L.C.                                                        4,900              338,002                0.1%
*    Delta Apparel, Inc.                                                               600                6,300                0.0%
     Destination Maternity Corp.                                                     1,363               20,418                0.0%
#*   Destination XL Group, Inc.                                                      3,677               19,267                0.0%
     DeVry Education Group, Inc.                                                     5,721              276,954                0.1%
     Dick's Sporting Goods, Inc.                                                     3,548              160,973                0.0%
     Dillard's, Inc. Class A                                                         3,750              396,600                0.1%
     DineEquity, Inc.                                                                1,903              169,291                0.0%
*    DIRECTV                                                                         3,462              300,467                0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Consumer Discretionary -- (Continued)
*    Discovery Communications, Inc.                                                  5,200 $            181,948                0.0%
*    Discovery Communications, Inc. Class A                                          2,600               91,910                0.0%
*    Discovery Communications, Inc. Class B                                            100                3,774                0.0%
*    DISH Network Corp. Class A                                                      1,778              113,170                0.0%
*    Dixie Group, Inc. (The)                                                           200                1,576                0.0%
*    Dollar General Corp.                                                           15,997            1,002,532                0.2%
*    Dollar Tree, Inc.                                                               4,402              266,629                0.1%
     Domino's Pizza, Inc.                                                            2,400              213,096                0.1%
#*   Dorman Products, Inc.                                                           3,152              146,127                0.0%
     DR Horton, Inc.                                                                11,443              260,786                0.1%
#*   DreamWorks Animation SKG, Inc. Class A                                          6,140              136,799                0.0%
     Drew Industries, Inc.                                                           2,948              141,681                0.0%
     DSW, Inc. Class A                                                               2,924               86,697                0.0%
#    Dunkin' Brands Group, Inc.                                                      7,139              324,682                0.1%
#*   Education Management Corp.                                                      3,157                1,879                0.0%
     Einstein Noah Restaurant Group, Inc.                                            1,208               24,462                0.0%
#    Emerson Radio Corp.                                                             1,100                1,254                0.0%
#*   Entercom Communications Corp. Class A                                           2,204               22,657                0.0%
#    Entravision Communications Corp. Class A                                        2,950               15,222                0.0%
#    Escalade, Inc.                                                                    350                4,004                0.0%
#    Ethan Allen Interiors, Inc.                                                     2,800               79,240                0.0%
#*   EW Scripps Co. (The) Class A                                                    3,700               71,040                0.0%
     Expedia, Inc.                                                                   2,653              225,425                0.1%
*    Express, Inc.                                                                   6,979              104,476                0.0%
     Family Dollar Stores, Inc.                                                      2,210              173,021                0.0%
*    Famous Dave's Of America, Inc.                                                    600               15,642                0.0%
*    Federal-Mogul Holdings Corp.                                                    7,266              113,422                0.0%
#*   Fiesta Restaurant Group, Inc.                                                   1,467               80,905                0.0%
     Finish Line, Inc. (The) Class A                                                 5,243              138,782                0.0%
#*   Five Below, Inc.                                                                3,200              127,584                0.0%
#    Flexsteel Industries, Inc.                                                        648               22,233                0.0%
     Foot Locker, Inc.                                                               7,734              433,181                0.1%
     Ford Motor Co.                                                                132,402            1,865,544                0.4%
*    Fossil Group, Inc.                                                              3,088              313,926                0.1%
     Fred's, Inc. Class A                                                            2,937               46,111                0.0%
#*   FTD Cos., Inc.                                                                  1,811               63,711                0.0%
#*   Fuel Systems Solutions, Inc.                                                    2,116               19,531                0.0%
#*   G-III Apparel Group, Ltd.                                                       1,994              158,224                0.0%
*    Gaiam, Inc. Class A                                                               597                4,519                0.0%
#    GameStop Corp. Class A                                                         11,100              474,636                0.1%
*    Gaming Partners International Corp.                                               400                3,356                0.0%
     Gannett Co., Inc.                                                              10,017              315,535                0.1%
     Gap, Inc. (The)                                                                 6,427              243,519                0.1%
#    Garmin, Ltd.                                                                    6,797              377,098                0.1%
*    Geeknet, Inc.                                                                     200                1,938                0.0%
     General Motors Co.                                                             41,004            1,287,526                0.3%
*    Genesco, Inc.                                                                   2,198              168,565                0.0%
     Gentex Corp.                                                                   10,200              333,948                0.1%
#*   Gentherm, Inc.                                                                  3,727              155,416                0.0%
     Genuine Parts Co.                                                               5,012              486,565                0.1%
     GNC Holdings, Inc. Class A                                                      9,100              378,287                0.1%
     Goodyear Tire & Rubber Co. (The)                                               13,901              336,821                0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Consumer Discretionary -- (Continued)
#*   Gordmans Stores, Inc.                                                           1,178 $              3,711                0.0%
     Graham Holdings Co. Class B                                                       500              391,800                0.1%
*    Grand Canyon Education, Inc.                                                    4,256              203,862                0.0%
*    Gray Television, Inc.                                                           5,793               53,527                0.0%
     Group 1 Automotive, Inc.                                                        2,194              187,433                0.0%
#*   Groupon, Inc.                                                                  12,334               90,162                0.0%
     Guess?, Inc.                                                                    6,685              148,206                0.0%
     H&R Block, Inc.                                                                 5,581              180,322                0.0%
     Hanesbrands, Inc.                                                               2,400              253,464                0.1%
     Harley-Davidson, Inc.                                                           8,457              555,625                0.1%
     Harman International Industries, Inc.                                           1,536              164,874                0.0%
     Harte-Hanks, Inc.                                                               3,769               24,536                0.0%
#    Hasbro, Inc.                                                                    2,100              120,813                0.0%
     Haverty Furniture Cos., Inc.                                                    2,057               45,275                0.0%
*    Helen of Troy, Ltd.                                                             2,520              155,862                0.0%
#*   hhgregg, Inc.                                                                   2,852               14,773                0.0%
#*   Hibbett Sports, Inc.                                                            1,300               59,007                0.0%
     Home Depot, Inc. (The)                                                         13,137            1,281,120                0.3%
     Hooker Furniture Corp.                                                            554                8,471                0.0%
#*   Hovnanian Enterprises, Inc. Class A                                             5,995               22,541                0.0%
     HSN, Inc.                                                                       3,549              234,482                0.1%
*    Hyatt Hotels Corp. Class A                                                        906               53,653                0.0%
#*   Iconix Brand Group, Inc.                                                        5,768              230,778                0.1%
     International Speedway Corp. Class A                                            2,160               67,673                0.0%
     Interpublic Group of Cos., Inc. (The)                                           9,100              176,449                0.0%
     Interval Leisure Group, Inc.                                                    4,657               97,983                0.0%
#*   iRobot Corp.                                                                    1,239               44,257                0.0%
#*   ITT Educational Services, Inc.                                                    800                8,088                0.0%
     Jack in the Box, Inc.                                                           4,864              345,539                0.1%
#*   JAKKS Pacific, Inc.                                                               496                3,164                0.0%
#*   Jamba, Inc.                                                                     1,100               14,685                0.0%
#*   JC Penney Co., Inc.                                                            20,488              155,914                0.0%
     John Wiley & Sons, Inc. Class A                                                 3,884              226,787                0.1%
     John Wiley & Sons, Inc. Class B                                                   142                8,283                0.0%
     Johnson Controls, Inc.                                                         14,906              704,308                0.1%
     Johnson Outdoors, Inc. Class A                                                    467               14,033                0.0%
*    Journal Communications, Inc. Class A                                            3,665               35,954                0.0%
*    K12, Inc.                                                                       4,300               53,320                0.0%
#*   Kate Spade & Co.                                                                1,971               53,473                0.0%
     KB Home                                                                         6,016               94,692                0.0%
#*   Kirkland's, Inc.                                                                1,734               30,865                0.0%
#    Kohl's Corp.                                                                   12,093              655,682                0.1%
#*   Krispy Kreme Doughnuts, Inc.                                                    4,347               82,245                0.0%
     L Brands, Inc.                                                                  4,500              324,540                0.1%
     La-Z-Boy, Inc.                                                                  5,515              126,073                0.0%
#*   Lakeland Industries, Inc.                                                         300                4,230                0.0%
#    Lamar Advertising Co. Class A                                                   2,536              130,984                0.0%
#*   Lands' End, Inc.                                                                1,188               56,394                0.0%
*    LeapFrog Enterprises, Inc.                                                      6,900               36,708                0.0%
     Lear Corp.                                                                      4,197              388,222                0.1%
*    Learning Tree International, Inc.                                                 700                1,736                0.0%
#*   Lee Enterprises, Inc.                                                           1,100                4,103                0.0%

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Consumer Discretionary -- (Continued)
     Leggett & Platt, Inc.                                                           9,777 $            385,018                0.1%
#    Lennar Corp. Class A                                                            4,100              176,628                0.0%
     Lennar Corp. Class B                                                              945               33,179                0.0%
*    Libbey, Inc.                                                                    4,404              126,615                0.0%
#*   Liberty Global P.L.C. Class A                                                   9,603              436,648                0.1%
*    Liberty Global P.L.C. Class C                                                  22,169              985,855                0.2%
*    Liberty Interactive Corp. Class A                                              17,366              453,947                0.1%
#*   Liberty Interactive Corp. Class B                                                  60                1,589                0.0%
*    Liberty Media Corp.                                                             7,435              356,360                0.1%
*    Liberty Media Corp. Class A                                                     3,130              150,303                0.0%
*    Liberty Media Corp. Class B                                                        87                4,074                0.0%
*    Liberty Tax, Inc.                                                               1,200               45,468                0.0%
*    Liberty TripAdvisor Holdings, Inc. Class A                                      6,006              189,669                0.0%
*    Liberty TripAdvisor Holdings, Inc. Class B                                          6                  207                0.0%
*    Liberty Ventures Series A                                                       9,021              316,637                0.1%
#*   Liberty Ventures Series B                                                          14                  486                0.0%
#*   Life Time Fitness, Inc.                                                         4,100              228,657                0.1%
#    Lifetime Brands, Inc.                                                             706               12,080                0.0%
*    LIN Media LLC Class A                                                           2,600               62,218                0.0%
     Lincoln Educational Services Corp.                                              1,400                3,710                0.0%
#    Lions Gate Entertainment Corp.                                                  3,604              119,401                0.0%
     Lithia Motors, Inc. Class A                                                     2,490              193,274                0.0%
*    Live Nation Entertainment, Inc.                                                15,465              402,090                0.1%
*    LKQ Corp.                                                                      12,700              362,839                0.1%
*    Loral Space & Communications, Inc.                                                771               58,982                0.0%
     Lowe's Cos., Inc.                                                              13,724              785,013                0.2%
*    Luby's, Inc.                                                                    1,850                9,232                0.0%
#*   Lululemon Athletica, Inc.                                                       1,200               49,980                0.0%
#*   Lumber Liquidators Holdings, Inc.                                               1,700               91,409                0.0%
*    M/I Homes, Inc.                                                                 2,000               43,080                0.0%
     Macy's, Inc.                                                                    7,392              427,405                0.1%
*    Madison Square Garden Co. (The) Class A                                         4,878              369,557                0.1%
     Marcus Corp. (The)                                                              1,500               25,695                0.0%
#    Marine Products Corp.                                                           2,227               18,796                0.0%
#*   MarineMax, Inc.                                                                 2,363               45,299                0.0%
#    Marriott International, Inc. Class A                                            4,303              325,952                0.1%
     Marriott Vacations Worldwide Corp.                                              2,857              198,390                0.0%
#*   Martha Stewart Living Omnimedia, Inc. Class A                                   3,017               13,064                0.0%
     Mattel, Inc.                                                                   12,574              390,674                0.1%
#*   Mattress Firm Holding Corp.                                                       851               53,775                0.0%
*    McClatchy Co. (The) Class A                                                     6,574               23,403                0.0%
     McDonald's Corp.                                                               12,152            1,139,007                0.2%
#    MDC Holdings, Inc.                                                              4,142              101,148                0.0%
#*   Media General, Inc. Class A                                                     1,600               23,904                0.0%
     Men's Wearhouse, Inc. (The)                                                     4,405              207,167                0.1%
#    Meredith Corp.                                                                  2,985              155,638                0.0%
*    Meritage Homes Corp.                                                            3,886              142,966                0.0%
*    Michael Kors Holdings, Ltd.                                                     3,600              282,924                0.1%
#*   Modine Manufacturing Co.                                                        4,909               62,982                0.0%
*    Mohawk Industries, Inc.                                                         2,325              330,243                0.1%
#    Monro Muffler Brake, Inc.                                                       2,250              120,240                0.0%
     Morningstar, Inc.                                                               1,814              123,806                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Consumer Discretionary -- (Continued)
*    Motorcar Parts of America, Inc.                                                 1,390 $             40,366                0.0%
     Movado Group, Inc.                                                              1,800               63,540                0.0%
*    Murphy USA, Inc.                                                                4,740              271,602                0.1%
     NACCO Industries, Inc. Class A                                                    500               29,285                0.0%
#*   Nathan's Famous, Inc.                                                             300               21,564                0.0%
#    National CineMedia, Inc.                                                        3,158               50,212                0.0%
*    Nautilus, Inc.                                                                  2,810               37,598                0.0%
*    Netflix, Inc.                                                                     400              157,108                0.0%
*    New York & Co., Inc.                                                            5,501               17,988                0.0%
#    New York Times Co. (The) Class A                                               16,087              206,557                0.1%
     Newell Rubbermaid, Inc.                                                         4,436              147,852                0.0%
*    News Corp. Class A                                                             12,298              190,373                0.0%
#*   News Corp. Class B                                                              5,175               77,884                0.0%
#    Nexstar Broadcasting Group, Inc. Class A                                        1,958               88,345                0.0%
     NIKE, Inc. Class B                                                              5,496              510,963                0.1%
     Nordstrom, Inc.                                                                 4,069              295,450                0.1%
*    Norwegian Cruise Line Holdings, Ltd.                                            4,737              184,743                0.0%
     Nutrisystem, Inc.                                                               2,677               45,081                0.0%
*    NVR, Inc.                                                                         100              122,758                0.0%
*    O'Reilly Automotive, Inc.                                                       2,219              390,278                0.1%
#*   Office Depot, Inc.                                                             42,218              220,378                0.1%
     Omnicom Group, Inc.                                                             3,441              247,270                0.1%
*    Orbitz Worldwide, Inc.                                                          6,261               51,778                0.0%
#*   Outerwall, Inc.                                                                 1,885              119,264                0.0%
*    Overstock.com, Inc.                                                               945               21,848                0.0%
     Oxford Industries, Inc.                                                         1,769              108,351                0.0%
#*   Pacific Sunwear of California, Inc.                                             4,200                6,384                0.0%
#*   Panera Bread Co. Class A                                                        1,200              193,968                0.0%
     Papa John's International, Inc.                                                 2,782              130,086                0.0%
     Penske Automotive Group, Inc.                                                   7,775              351,741                0.1%
*    Pep Boys-Manny, Moe & Jack (The)                                                3,200               30,496                0.0%
*    Perfumania Holdings, Inc.                                                         260                1,599                0.0%
#*   Perry Ellis International, Inc.                                                 1,310               26,790                0.0%
#    PetMed Express, Inc.                                                            1,883               24,874                0.0%
#    PetSmart, Inc.                                                                  2,200              159,170                0.0%
     Pier 1 Imports, Inc.                                                            8,159              105,251                0.0%
#    Polaris Industries, Inc.                                                        1,300              196,118                0.0%
     Pool Corp.                                                                      2,790              166,563                0.0%
*    Popeyes Louisiana Kitchen, Inc.                                                 1,322               61,275                0.0%
*    Priceline Group, Inc. (The)                                                       300              361,863                0.1%
     PulteGroup, Inc.                                                               10,145              194,683                0.0%
     PVH Corp.                                                                       2,520              288,162                0.1%
#*   Quiksilver, Inc.                                                               15,874               27,780                0.0%
#*   RadioShack Corp.                                                                5,500                5,060                0.0%
     Ralph Lauren Corp.                                                              2,695              444,244                0.1%
*    Red Lion Hotels Corp.                                                           1,300                7,371                0.0%
#*   Red Robin Gourmet Burgers, Inc.                                                 1,136               62,446                0.0%
#    Regal Entertainment Group Class A                                               4,370               96,796                0.0%
     Regis Corp.                                                                     4,206               71,418                0.0%
#    Remy International, Inc.                                                          512                9,462                0.0%
     Rent-A-Center, Inc.                                                             5,251              162,623                0.0%
#*   Rentrak Corp.                                                                     600               46,122                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Consumer Discretionary -- (Continued)
#*   Restoration Hardware Holdings, Inc.                                             1,200 $             96,384                0.0%
     Rocky Brands, Inc.                                                                402                5,282                0.0%
     Ross Stores, Inc.                                                               4,145              334,584                0.1%
     Royal Caribbean Cruises, Ltd.                                                   9,989              678,952                0.1%
*    Ruby Tuesday, Inc.                                                              5,355               41,126                0.0%
#    Ryland Group, Inc. (The)                                                        3,927              140,626                0.0%
     Salem Communications Corp. Class A                                              1,500               11,565                0.0%
*    Sally Beauty Holdings, Inc.                                                     5,585              163,696                0.0%
#    Scholastic Corp.                                                                1,400               48,734                0.0%
#    Scripps Networks Interactive, Inc. Class A                                      2,293              177,111                0.0%
#*   Sears Holdings Corp.                                                            6,666              232,777                0.1%
#    SeaWorld Entertainment, Inc.                                                    1,953               37,576                0.0%
#*   Select Comfort Corp.                                                            5,337              137,108                0.0%
     Service Corp. International                                                    18,620              407,219                0.1%
#*   Shiloh Industries, Inc.                                                           800               13,632                0.0%
     Shoe Carnival, Inc.                                                             1,830               33,672                0.0%
*    Shutterfly, Inc.                                                                3,960              165,647                0.0%
     Signet Jewelers, Ltd.                                                           3,085              370,231                0.1%
#    Sinclair Broadcast Group, Inc. Class A                                          4,043              117,449                0.0%
#*   Sirius XM Holdings, Inc.                                                       43,214              148,224                0.0%
     Six Flags Entertainment Corp.                                                   5,326              214,638                0.1%
*    Sizmek, Inc.                                                                    2,881               16,508                0.0%
#*   Skechers U.S.A., Inc. Class A                                                   3,792              207,612                0.1%
*    Skullcandy, Inc.                                                                1,600               13,344                0.0%
*    Skyline Corp.                                                                     400                1,464                0.0%
     Sonic Automotive, Inc. Class A                                                  3,663               91,172                0.0%
#*   Sonic Corp.                                                                     4,575              115,336                0.0%
#    Sotheby's                                                                       5,452              216,226                0.1%
     Spartan Motors, Inc.                                                            3,249               18,487                0.0%
     Speedway Motorsports, Inc.                                                      2,779               54,385                0.0%
     Stage Stores, Inc.                                                              2,867               48,366                0.0%
     Standard Motor Products, Inc.                                                   2,454               96,982                0.0%
#*   Standard Pacific Corp.                                                         22,468              166,263                0.0%
*    Stanley Furniture Co., Inc.                                                       661                1,917                0.0%
#    Staples, Inc.                                                                  28,472              361,025                0.1%
     Starbucks Corp.                                                                 7,256              548,263                0.1%
     Starwood Hotels & Resorts Worldwide, Inc.                                       2,500              191,650                0.0%
*    Starz                                                                           5,158              159,382                0.0%
*    Starz Class B                                                                      87                2,684                0.0%
     Stein Mart, Inc.                                                                3,005               40,207                0.0%
*    Steiner Leisure, Ltd.                                                           1,169               49,308                0.0%
*    Steven Madden, Ltd.                                                             5,825              182,614                0.0%
*    Stoneridge, Inc.                                                                2,545               33,060                0.0%
     Strattec Security Corp.                                                           200               20,744                0.0%
*    Strayer Education, Inc.                                                           800               58,552                0.0%
#    Sturm Ruger & Co., Inc.                                                         1,000               41,680                0.0%
#    Superior Industries International, Inc.                                         2,981               58,159                0.0%
     Superior Uniform Group, Inc.                                                      493               11,832                0.0%
     Sypris Solutions, Inc.                                                          1,400                4,774                0.0%
#*   Systemax, Inc.                                                                  1,842               28,183                0.0%
     Target Corp.                                                                   18,179            1,123,826                0.2%
*    Taylor Morrison Home Corp. Class A                                              1,759               30,325                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Consumer Discretionary -- (Continued)
*    Tempur Sealy International, Inc.                                                2,572 $            135,390                0.0%
*    Tenneco, Inc.                                                                   2,272              118,962                0.0%
#*   Tesla Motors, Inc.                                                                480              116,016                0.0%
#    Texas Roadhouse, Inc.                                                           7,300              210,751                0.1%
#    Thor Industries, Inc.                                                           4,088              216,214                0.1%
     Tiffany & Co.                                                                   2,128              204,543                0.1%
#*   Tile Shop Holdings, Inc.                                                          500                4,305                0.0%
     Time Warner Cable, Inc.                                                         7,128            1,049,313                0.2%
     Time Warner, Inc.                                                              22,794            1,811,439                0.4%
*    Time, Inc.                                                                      3,528               79,698                0.0%
     TJX Cos., Inc. (The)                                                            7,317              463,312                0.1%
*    Toll Brothers, Inc.                                                             8,551              273,204                0.1%
*    Tower International, Inc.                                                       2,023               49,159                0.0%
     Town Sports International Holdings, Inc.                                        1,582                9,365                0.0%
#    Tractor Supply Co.                                                              3,032              222,003                0.1%
     Trans World Entertainment Corp.                                                   200                  660                0.0%
*    TripAdvisor, Inc.                                                               2,369              210,036                0.1%
*    TRW Automotive Holdings Corp.                                                   6,473              656,039                0.1%
#*   Tuesday Morning Corp.                                                           1,700               34,663                0.0%
#*   Tumi Holdings, Inc.                                                             3,460               71,864                0.0%
     Tupperware Brands Corp.                                                         1,375               87,656                0.0%
     Twenty-First Century Fox, Inc. Class A                                         17,984              620,088                0.1%
     Twenty-First Century Fox, Inc. Class B                                          6,200              205,654                0.1%
*    Ulta Salon Cosmetics & Fragrance, Inc.                                          3,400              410,754                0.1%
#*   Under Armour, Inc. Class A                                                      2,600              170,508                0.0%
*    Unifi, Inc.                                                                     1,402               39,214                0.0%
*    Universal Electronics, Inc.                                                     1,382               78,622                0.0%
#    Universal Technical Institute, Inc.                                             1,356               16,150                0.0%
#*   Urban Outfitters, Inc.                                                         11,202              340,093                0.1%
*    US Auto Parts Network, Inc.                                                     1,256                3,391                0.0%
     Vail Resorts, Inc.                                                              3,704              319,877                0.1%
     Value Line, Inc.                                                                  213                3,397                0.0%
#*   Valuevision Media, Inc. Class A                                                 3,340               18,904                0.0%
     VF Corp.                                                                        3,208              217,117                0.1%
     Viacom, Inc. Class A                                                              100                7,306                0.0%
     Viacom, Inc. Class B                                                            3,419              248,493                0.1%
*    Visteon Corp.                                                                   4,491              421,705                0.1%
#*   Vitamin Shoppe, Inc.                                                            2,349              110,239                0.0%
*    VOXX International Corp.                                                        1,300               11,089                0.0%
     Walt Disney Co. (The)                                                          24,765            2,263,026                0.5%
#    Weight Watchers International, Inc.                                               800               20,840                0.0%
     Wendy's Co. (The)                                                              34,658              277,957                0.1%
*    West Marine, Inc.                                                               1,553               15,282                0.0%
#    Weyco Group, Inc.                                                                 547               17,039                0.0%
     Whirlpool Corp.                                                                 3,820              657,231                0.1%
     Williams-Sonoma, Inc.                                                           2,819              183,320                0.0%
#    Winmark Corp.                                                                     200               16,456                0.0%
#*   Winnebago Industries, Inc.                                                      3,180               67,448                0.0%
#    Wolverine World Wide, Inc.                                                      6,022              163,437                0.0%
#    World Wrestling Entertainment, Inc. Class A                                     1,000               12,350                0.0%
     Wyndham Worldwide Corp.                                                         8,894              690,797                0.1%
     Yum! Brands, Inc.                                                               4,038              290,050                0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Consumer Discretionary -- (Continued)
*    Zagg, Inc.                                                                      1,449 $              9,737                0.0%
#*   Zumiez, Inc.                                                                    3,207              107,050                0.0%
                                                                                           -------------------- ------------------
Total Consumer Discretionary                                                                         81,766,647               16.0%
                                                                                           -------------------- ------------------
Consumer Staples -- (4.9%)
#    Alico, Inc.                                                                       422               15,572                0.0%
     Andersons, Inc. (The)                                                           2,371              151,104                0.0%
#    Avon Products, Inc.                                                            13,732              142,813                0.0%
     B&G Foods, Inc.                                                                 6,405              188,691                0.0%
*    Boulder Brands, Inc.                                                            5,333               47,357                0.0%
     Bunge, Ltd.                                                                     4,530              401,584                0.1%
#    Cal-Maine Foods, Inc.                                                           2,015              176,897                0.0%
#    Calavo Growers, Inc.                                                            1,558               75,625                0.0%
#    Campbell Soup Co.                                                               5,840              257,953                0.1%
#    Casey's General Stores, Inc.                                                    4,060              332,392                0.1%
*    Central Garden and Pet Co.                                                        800                6,384                0.0%
#*   Central Garden and Pet Co. Class A                                              4,600               39,514                0.0%
#*   Chefs' Warehouse, Inc. (The)                                                      900               16,083                0.0%
*    Chiquita Brands International, Inc.                                             3,325               47,980                0.0%
#    Clorox Co. (The)                                                                2,477              246,461                0.1%
#    Coca-Cola Bottling Co. Consolidated                                               835               75,517                0.0%
     Coca-Cola Co. (The)                                                            42,364            1,774,204                0.4%
     Coca-Cola Enterprises, Inc.                                                    15,466              670,451                0.1%
     Colgate-Palmolive Co.                                                           8,374              560,053                0.1%
     ConAgra Foods, Inc.                                                            15,379              528,269                0.1%
     Costco Wholesale Corp.                                                          4,120              549,484                0.1%
     CVS Health Corp.                                                               31,331            2,688,513                0.5%
*    Darling International, Inc.                                                    13,939              245,326                0.1%
#    Dean Foods Co.                                                                  9,594              141,128                0.0%
#*   Diamond Foods, Inc.                                                             1,200               36,180                0.0%
     Dr Pepper Snapple Group, Inc.                                                  11,425              791,181                0.2%
     Energizer Holdings, Inc.                                                        3,067              376,168                0.1%
     Estee Lauder Cos., Inc. (The) Class A                                           2,200              165,396                0.0%
*    Farmer Bros. Co.                                                                1,692               49,339                0.0%
     Flowers Foods, Inc.                                                             9,795              186,105                0.0%
     Fresh Del Monte Produce, Inc.                                                   4,760              152,844                0.0%
#*   Fresh Market, Inc. (The)                                                        3,200              117,472                0.0%
     General Mills, Inc.                                                             7,069              367,305                0.1%
#*   Hain Celestial Group, Inc. (The)                                                2,500              270,625                0.1%
#    Herbalife, Ltd.                                                                 2,380              124,855                0.0%
     Hormel Foods Corp.                                                              8,478              457,049                0.1%
     Ingles Markets, Inc. Class A                                                    1,071               28,810                0.0%
#    Ingredion, Inc.                                                                 6,009              464,195                0.1%
     Inter Parfums, Inc.                                                             2,557               72,619                0.0%
*    Inventure Foods, Inc.                                                             900               11,916                0.0%
     J&J Snack Foods Corp.                                                           1,284              132,291                0.0%
     JM Smucker Co. (The)                                                            4,049              421,096                0.1%
     John B. Sanfilippo & Son, Inc.                                                    600               22,290                0.0%
     Kellogg Co.                                                                     3,418              218,615                0.1%
     Keurig Green Mountain, Inc.                                                     1,345              204,104                0.1%
     Kimberly-Clark Corp.                                                            3,648              416,857                0.1%
     Kraft Foods Group, Inc.                                                         5,522              311,165                0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Consumer Staples -- (Continued)
     Kroger Co. (The)                                                                5,891 $            328,188                0.1%
     Lancaster Colony Corp.                                                          2,193              200,638                0.0%
#*   Lifeway Foods, Inc.                                                               300                4,965                0.0%
     Limoneira Co.                                                                     500               12,830                0.0%
*    Mannatech, Inc.                                                                    40                  583                0.0%
     McCormick & Co., Inc.(579780107)                                                   90                6,327                0.0%
#    McCormick & Co., Inc.(579780206)                                                1,651              116,759                0.0%
     Mead Johnson Nutrition Co.                                                      3,300              327,723                0.1%
#*   Medifast, Inc.                                                                  1,258               39,929                0.0%
     Mondelez International, Inc. Class A                                           31,790            1,120,915                0.2%
*    Monster Beverage Corp.                                                          3,919              395,349                0.1%
*    National Beverage Corp.                                                         1,434               36,022                0.0%
#    Nu Skin Enterprises, Inc. Class A                                                 900               47,547                0.0%
*    Nutraceutical International Corp.                                                 500               11,240                0.0%
     Oil-Dri Corp. of America                                                          300                9,054                0.0%
*    Omega Protein Corp.                                                             1,690               24,420                0.0%
#    Orchids Paper Products Co.                                                         98                2,818                0.0%
*    Pantry, Inc. (The)                                                              2,245               57,854                0.0%
     PepsiCo, Inc.                                                                  19,470            1,872,430                0.4%
#*   Pilgrim's Pride Corp.                                                           8,940              253,985                0.1%
     Pinnacle Foods, Inc.                                                            3,950              133,510                0.0%
#*   Post Holdings, Inc.                                                             3,456              129,600                0.0%
#    Pricesmart, Inc.                                                                2,027              180,464                0.0%
     Procter & Gamble Co. (The)                                                     31,843            2,778,939                0.6%
#*   Revlon, Inc. Class A                                                            2,472               84,790                0.0%
*    Rite Aid Corp.                                                                 19,981              104,900                0.0%
     Rocky Mountain Chocolate Factory, Inc.                                            400                4,836                0.0%
     Safeway, Inc.                                                                  11,539              402,250                0.1%
#    Sanderson Farms, Inc.                                                           3,290              276,294                0.1%
*    Seneca Foods Corp. Class A                                                        600               16,128                0.0%
     Snyder's-Lance, Inc.                                                            5,772              171,948                0.0%
     SpartanNash Co.                                                                 2,732               61,224                0.0%
     Spectrum Brands Holdings, Inc.                                                  4,780              433,020                0.1%
#*   Sprouts Farmers Market, Inc.                                                    3,488              101,536                0.0%
#*   SUPERVALU, Inc.                                                                14,900              128,587                0.0%
     Sysco Corp.                                                                     6,190              238,563                0.1%
#    Tootsie Roll Industries, Inc.                                                   1,608               47,677                0.0%
#*   TreeHouse Foods, Inc.                                                           3,372              287,193                0.1%
     Tyson Foods, Inc. Class A                                                      16,918              682,641                0.1%
#*   United Natural Foods, Inc.                                                      2,963              201,543                0.0%
#*   USANA Health Sciences, Inc.                                                     1,200              136,776                0.0%
     Village Super Market, Inc. Class A                                                548               15,207                0.0%
     Walgreen Co.                                                                   18,804            1,207,593                0.2%
     WD-40 Co.                                                                       1,300               99,671                0.0%
     Weis Markets, Inc.                                                              1,778               79,370                0.0%
*    WhiteWave Foods Co. (The) Class A                                               7,910              294,489                0.1%
#    Whole Foods Market, Inc.                                                        1,800               70,794                0.0%
                                                                                           -------------------- ------------------
Total Consumer Staples                                                                               28,016,951                5.5%
                                                                                           -------------------- ------------------
Energy -- (11.6%)
     Adams Resources & Energy, Inc.                                                    317               13,330                0.0%
#    Alon USA Energy, Inc.                                                           6,053               97,090                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Energy -- (Continued)
#*   Alpha Natural Resources, Inc.                                                  19,979 $             39,159                0.0%
     Anadarko Petroleum Corp.                                                       19,543            1,793,657                0.4%
     Apache Corp.                                                                   11,694              902,777                0.2%
#*   Approach Resources, Inc.                                                        1,880               18,612                0.0%
#    Arch Coal, Inc.                                                                 5,856               12,649                0.0%
*    Athlon Energy, Inc.                                                             2,200              128,260                0.0%
*    Atwood Oceanics, Inc.                                                           5,597              227,518                0.1%
     Baker Hughes, Inc.                                                             11,739              621,697                0.1%
*    Basic Energy Services, Inc.                                                     4,510               58,179                0.0%
#*   Bill Barrett Corp.                                                              3,669               55,769                0.0%
     Bolt Technology Corp.                                                             600               13,158                0.0%
*    Bonanza Creek Energy, Inc.                                                      5,427              245,517                0.1%
#*   BPZ Resources, Inc.                                                             8,963               11,114                0.0%
#    Bristow Group, Inc.                                                             2,743              202,708                0.0%
#*   C&J Energy Services, Inc.                                                       4,789               92,476                0.0%
     Cabot Oil & Gas Corp.                                                          25,815              802,846                0.2%
*    Callon Petroleum Co.                                                            4,300               28,208                0.0%
*    Cameron International Corp.                                                     8,927              531,603                0.1%
#    CARBO Ceramics, Inc.                                                            2,000              103,340                0.0%
*    Carrizo Oil & Gas, Inc.                                                         5,488              285,047                0.1%
*    Cheniere Energy, Inc.                                                           5,300              397,500                0.1%
     Chesapeake Energy Corp.                                                        43,668              968,556                0.2%
     Chevron Corp.                                                                  52,178            6,258,751                1.2%
     Cimarex Energy Co.                                                              4,736              538,341                0.1%
*    Clayton Williams Energy, Inc.                                                   1,500              124,710                0.0%
#*   Clean Energy Fuels Corp.                                                        6,207               45,373                0.0%
#*   Cloud Peak Energy, Inc.                                                         5,067               60,652                0.0%
*    Cobalt International Energy, Inc.                                               8,455               99,008                0.0%
#    Comstock Resources, Inc.                                                        4,683               55,447                0.0%
*    Concho Resources, Inc.                                                          6,322              689,288                0.1%
     ConocoPhillips                                                                 49,508            3,572,002                0.7%
     CONSOL Energy, Inc.                                                             7,580              278,944                0.1%
*    Contango Oil & Gas Co.                                                          1,565               57,232                0.0%
#*   Continental Resources, Inc.                                                       800               45,096                0.0%
     Core Laboratories NV                                                              700               97,671                0.0%
#    CVR Energy, Inc.                                                                3,049              148,120                0.0%
#    Dawson Geophysical Co.                                                            600               10,194                0.0%
     Delek US Holdings, Inc.                                                         6,086              206,255                0.0%
#    Denbury Resources, Inc.                                                        24,776              307,222                0.1%
     Devon Energy Corp.                                                             11,789              707,340                0.1%
     DHT Holdings, Inc.                                                              2,476               16,490                0.0%
#    Diamond Offshore Drilling, Inc.                                                 8,060              303,943                0.1%
*    Diamondback Energy, Inc.                                                        2,821              193,069                0.0%
*    Dresser-Rand Group, Inc.                                                        3,422              279,577                0.1%
*    Dril-Quip, Inc.                                                                 2,252              202,567                0.0%
#*   Emerald Oil, Inc.                                                               3,042                9,674                0.0%
     Energen Corp.                                                                   2,829              191,523                0.0%
#    Energy XXI Bermuda, Ltd.                                                        6,596               50,723                0.0%
*    ENGlobal Corp.                                                                  1,300                1,703                0.0%
     EnLink Midstream LLC                                                            3,227              122,303                0.0%
     EOG Resources, Inc.                                                            25,313            2,406,001                0.5%
     EQT Corp.                                                                       2,323              218,455                0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Energy -- (Continued)
*    Era Group, Inc.                                                                 1,769 $             41,377                0.0%
*    Escalera Resources Co.                                                            600                  678                0.0%
     Evolution Petroleum Corp.                                                         900                8,514                0.0%
#    Exterran Holdings, Inc.                                                         6,071              238,772                0.1%
     Exxon Mobil Corp.                                                             147,900           14,303,409                2.8%
*    FieldPoint Petroleum Corp.                                                        100                  283                0.0%
*    FMC Technologies, Inc.                                                          4,171              233,743                0.1%
*    Forum Energy Technologies, Inc.                                                 4,826              131,750                0.0%
#    GasLog, Ltd.                                                                    3,696               76,951                0.0%
*    Gastar Exploration, Inc.                                                        5,400               21,600                0.0%
#*   Geospace Technologies Corp.                                                       961               29,589                0.0%
#*   Goodrich Petroleum Corp.                                                          528                4,351                0.0%
#    Green Plains, Inc.                                                              3,474              118,811                0.0%
*    Gulf Coast Ultra Deep Royalty Trust                                            12,505               20,008                0.0%
#    Gulf Island Fabrication, Inc.                                                   1,358               28,708                0.0%
#    Gulfmark Offshore, Inc. Class A                                                 1,928               58,148                0.0%
*    Gulfport Energy Corp.                                                           5,071              254,463                0.1%
#*   Halcon Resources Corp.                                                         24,970               77,657                0.0%
     Halliburton Co.                                                                15,616              861,066                0.2%
*    Harvest Natural Resources, Inc.                                                 4,100               15,252                0.0%
*    Helix Energy Solutions Group, Inc.                                             10,286              274,019                0.1%
     Helmerich & Payne, Inc.                                                         5,370              466,223                0.1%
#*   Hercules Offshore, Inc.                                                        13,737               22,666                0.0%
     Hess Corp.                                                                      7,612              645,574                0.1%
     HollyFrontier Corp.                                                            10,348              469,592                0.1%
*    Hornbeck Offshore Services, Inc.                                                2,781               85,265                0.0%
#*   ION Geophysical Corp.                                                          16,050               44,940                0.0%
*    Key Energy Services, Inc.                                                      15,592               47,400                0.0%
     Kinder Morgan, Inc.                                                            30,978            1,198,849                0.2%
*    Kodiak Oil & Gas Corp.                                                         24,272              261,895                0.1%
*    Kosmos Energy, Ltd.                                                            22,995              214,543                0.1%
#*   Laredo Petroleum Holdings, Inc.                                                 9,430              178,793                0.0%
#    LinnCo LLC                                                                      8,628              206,813                0.0%
#*   Magnum Hunter Resources Corp.                                                   4,933               22,889                0.0%
     Marathon Oil Corp.                                                             26,542              939,587                0.2%
     Marathon Petroleum Corp.                                                       11,633            1,057,440                0.2%
#*   Matador Resources Co.                                                           6,992              169,696                0.0%
*    Matrix Service Co.                                                              2,700               67,662                0.0%
#*   McDermott International, Inc.                                                  15,569               59,785                0.0%
*    Mitcham Industries, Inc.                                                          900                9,180                0.0%
     Murphy Oil Corp.                                                                2,553              136,305                0.0%
     Nabors Industries, Ltd.                                                        18,389              328,244                0.1%
     National Oilwell Varco, Inc.                                                    8,218              596,955                0.1%
*    Natural Gas Services Group, Inc.                                                1,108               28,509                0.0%
*    Newfield Exploration Co.                                                       13,484              439,713                0.1%
#*   Newpark Resources, Inc.                                                         8,826              100,881                0.0%
#    Noble Corp. P.L.C.                                                             12,988              271,709                0.1%
     Noble Energy, Inc.                                                             10,498              605,000                0.1%
#    Nordic American Tankers, Ltd.                                                     168                1,420                0.0%
#*   Northern Oil and Gas, Inc.                                                      4,834               54,624                0.0%
#*   Nuverra Environmental Solutions, Inc.                                           1,352               12,803                0.0%
#*   Oasis Petroleum, Inc.                                                          11,012              329,919                0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Energy -- (Continued)
     Occidental Petroleum Corp.                                                     30,106 $          2,677,327                0.5%
#    Oceaneering International, Inc.                                                 5,972              419,652                0.1%
*    Oil States International, Inc.                                                  5,899              352,406                0.1%
     ONEOK, Inc.                                                                    12,855              757,674                0.2%
*    Overseas Shipholding Group, Inc.                                                1,675                8,626                0.0%
#*   Pacific Drilling SA                                                             4,590               33,415                0.0%
#    Panhandle Oil and Gas, Inc. Class A                                             1,762               36,227                0.0%
#*   Paragon Offshore P.L.C.                                                         4,329               21,082                0.0%
#*   Parker Drilling Co.                                                             8,879               39,423                0.0%
     Patterson-UTI Energy, Inc.                                                     12,755              293,748                0.1%
     PBF Energy, Inc. Class A                                                        5,621              146,539                0.0%
*    PDC Energy, Inc.                                                                3,256              142,352                0.0%
#    Peabody Energy Corp.                                                           17,857              186,248                0.0%
#*   Penn Virginia Corp.                                                             5,869               50,297                0.0%
*    PetroQuest Energy, Inc.                                                         8,603               40,434                0.0%
#*   PHI, Inc. Non-Voting                                                              908               40,624                0.0%
     Phillips 66                                                                    10,352              812,632                0.2%
*    Pioneer Energy Services Corp.                                                   5,857               53,767                0.0%
     Pioneer Natural Resources Co.                                                   1,966              371,692                0.1%
*    PostRock Energy Corp.                                                             100                   72                0.0%
     QEP Resources, Inc.                                                            16,562              415,209                0.1%
     Range Resources Corp.                                                           2,930              200,412                0.0%
#*   Renewable Energy Group, Inc.                                                    2,705               28,484                0.0%
#*   Rex Energy Corp.                                                                5,942               46,585                0.0%
#*   RigNet, Inc.                                                                    1,558               67,695                0.0%
*    Rosetta Resources, Inc.                                                         5,887              223,883                0.1%
     Rowan Cos. P.L.C. Class A                                                       9,249              224,473                0.1%
     RPC, Inc.                                                                       8,850              145,140                0.0%
#*   SandRidge Energy, Inc.                                                         49,244              192,052                0.0%
#    Scorpio Tankers, Inc.                                                          11,076               96,693                0.0%
#*   SEACOR Holdings, Inc.                                                           1,688              139,176                0.0%
     SemGroup Corp. Class A                                                          4,251              326,264                0.1%
*    Seventy Seven Energy, Inc.                                                      2,119               27,695                0.0%
#    Ship Finance International, Ltd.                                                6,632              114,004                0.0%
     SM Energy Co.                                                                   7,275              409,582                0.1%
*    Southwestern Energy Co.                                                        22,879              743,796                0.2%
     Spectra Energy Corp.                                                            5,106              199,798                0.0%
*    Stone Energy Corp.                                                              5,305              129,972                0.0%
     Superior Energy Services, Inc.                                                 13,677              343,977                0.1%
#*   Swift Energy Co.                                                                2,735               18,735                0.0%
#*   Synergy Resources Corp.                                                         7,374               89,889                0.0%
     Targa Resources Corp.                                                           1,835              236,036                0.1%
     Teekay Corp.                                                                    7,749              453,007                0.1%
#    Tesco Corp.                                                                     3,658               69,648                0.0%
     Tesoro Corp.                                                                    7,560              539,860                0.1%
*    TETRA Technologies, Inc.                                                        8,049               76,707                0.0%
*    TGC Industries, Inc.                                                            1,518                4,767                0.0%
#    Tidewater, Inc.                                                                 3,764              138,779                0.0%
#    Transocean, Ltd.                                                               13,542              403,958                0.1%
#*   Triangle Petroleum Corp.                                                        6,897               53,452                0.0%
#*   Ultra Petroleum Corp.                                                           5,572              127,042                0.0%
*    Unit Corp.                                                                      4,431              214,549                0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Energy -- (Continued)
#*   Uranium Energy Corp.                                                              866 $                996                0.0%
*    Vaalco Energy, Inc.                                                             4,700               34,874                0.0%
     Valero Energy Corp.                                                            14,251              713,833                0.1%
#    W&T Offshore, Inc.                                                              7,431               67,548                0.0%
*    Warren Resources, Inc.                                                          7,700               26,642                0.0%
*    Weatherford International P.L.C.                                               38,430              631,021                0.1%
#    Western Refining, Inc.                                                         11,100              506,049                0.1%
#*   Westmoreland Coal Co.                                                           1,247               45,603                0.0%
*    Whiting Petroleum Corp.                                                         5,729              350,844                0.1%
*    Willbros Group, Inc.                                                            6,298               36,969                0.0%
     Williams Cos., Inc. (The)                                                       7,492              415,881                0.1%
     World Fuel Services Corp.                                                       6,100              251,564                0.1%
*    WPX Energy, Inc.                                                               13,418              256,552                0.1%
                                                                                           -------------------- ------------------
Total Energy                                                                                         67,146,399               13.2%
                                                                                           -------------------- ------------------
Financials -- (16.0%)
#    1st Source Corp.                                                                1,927               60,296                0.0%
#    1st United Bancorp, Inc.                                                        1,593               14,098                0.0%
     ACE, Ltd.                                                                       5,000              546,500                0.1%
*    Affiliated Managers Group, Inc.                                                   823              164,427                0.0%
     Aflac, Inc.                                                                    12,821              765,798                0.2%
     Alexander & Baldwin, Inc.                                                       4,289              171,689                0.0%
*    Alleghany Corp.                                                                   410              182,155                0.0%
     Allied World Assurance Co. Holdings AG                                          8,733              331,854                0.1%
     Allstate Corp. (The)                                                           12,654              820,612                0.2%
#*   Altisource Asset Management Corp.                                                  75               40,500                0.0%
#*   Altisource Portfolio Solutions SA                                               1,456              108,705                0.0%
#*   Ambac Financial Group, Inc.                                                     1,900               43,472                0.0%
     American Equity Investment Life Holding Co.                                     6,699              172,901                0.0%
     American Express Co.                                                           12,415            1,116,729                0.2%
     American Financial Group, Inc.                                                  6,582              393,801                0.1%
     American International Group, Inc.                                             16,692              894,190                0.2%
     American National Insurance Co.                                                 1,942              221,543                0.1%
     Ameriprise Financial, Inc.                                                      4,376              552,120                0.1%
     Ameris Bancorp                                                                  1,761               43,673                0.0%
     AMERISAFE, Inc.                                                                 1,338               55,795                0.0%
     AmeriServ Financial, Inc.                                                         300                  945                0.0%
#    Amtrust Financial Services, Inc.                                                6,353              285,059                0.1%
     Aon P.L.C.                                                                      3,900              335,400                0.1%
*    Arch Capital Group, Ltd.                                                        4,522              254,679                0.1%
     Argo Group International Holdings, Ltd.                                         1,925              107,415                0.0%
#    Arrow Financial Corp.                                                             907               24,843                0.0%
     Arthur J Gallagher & Co.                                                        3,972              189,464                0.0%
#    Artisan Partners Asset Management, Inc. Class A                                 1,400               67,872                0.0%
     Aspen Insurance Holdings, Ltd.                                                  4,935              215,314                0.0%
     Associated Banc-Corp                                                           12,191              229,191                0.1%
     Assurant, Inc.                                                                  5,043              344,033                0.1%
     Assured Guaranty, Ltd.                                                         14,403              332,421                0.1%
*    Asta Funding, Inc.                                                                707                5,960                0.0%
     Astoria Financial Corp.                                                         8,659              113,866                0.0%
*    Atlanticus Holdings Corp.                                                         886                1,240                0.0%
*    AV Homes, Inc.                                                                    800               11,992                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Financials -- (Continued)
     Axis Capital Holdings, Ltd.                                                     7,521 $            362,061                0.1%
     Baldwin & Lyons, Inc. Class B                                                   1,166               31,389                0.0%
     Banc of California, Inc.                                                        1,780               20,951                0.0%
#    Bancfirst Corp.                                                                   940               61,100                0.0%
#*   Bancorp, Inc.                                                                   3,613               34,179                0.0%
#    BancorpSouth, Inc.                                                              9,490              218,555                0.1%
     Bank Mutual Corp.                                                               4,444               29,286                0.0%
     Bank of America Corp.                                                         195,137            3,348,551                0.7%
     Bank of Commerce Holdings                                                         300                1,815                0.0%
     Bank of Hawaii Corp.                                                            4,732              277,059                0.1%
     Bank of New York Mellon Corp. (The)                                            21,671              839,101                0.2%
#    Bank of the Ozarks, Inc.                                                        6,800              239,632                0.1%
     BankFinancial Corp.                                                             1,124               13,409                0.0%
     BankUnited, Inc.                                                                7,941              237,436                0.1%
     Banner Corp.                                                                    2,038               88,082                0.0%
     Bar Harbor Bankshares                                                              40                1,164                0.0%
     BB&T Corp.                                                                     13,006              492,667                0.1%
     BBCN Bancorp, Inc.                                                              7,097              100,352                0.0%
#*   Beneficial Mutual Bancorp, Inc.                                                 5,210               69,970                0.0%
*    Berkshire Hathaway, Inc. Class B                                               14,710            2,061,754                0.4%
     Berkshire Hills Bancorp, Inc.                                                   2,348               60,531                0.0%
     BGC Partners, Inc. Class A                                                     28,752              243,817                0.1%
     BlackRock, Inc.                                                                 2,588              882,793                0.2%
#*   BofI Holding, Inc.                                                              1,540              118,611                0.0%
#    BOK Financial Corp.                                                             3,080              211,165                0.0%
#    Boston Private Financial Holdings, Inc.                                         6,453               84,857                0.0%
#*   Bridge Capital Holdings                                                           584               14,086                0.0%
#    Brookline Bancorp, Inc.                                                         5,953               57,089                0.0%
     Brown & Brown, Inc.                                                            11,540              367,664                0.1%
     Bryn Mawr Bank Corp.                                                            1,228               37,859                0.0%
     C&F Financial Corp.                                                               500               17,170                0.0%
     Calamos Asset Management, Inc. Class A                                          1,542               21,125                0.0%
#    Camden National Corp.                                                             553               22,623                0.0%
#    Cape Bancorp, Inc.                                                                300                2,673                0.0%
*    Capital Bank Financial Corp. Class A                                               64                1,657                0.0%
#    Capital City Bank Group, Inc.                                                   1,500               22,665                0.0%
     Capital One Financial Corp.                                                    10,741              889,033                0.2%
     Capital Southwest Corp.                                                           701               25,699                0.0%
     Capitol Federal Financial, Inc.                                                14,898              190,843                0.0%
     Cardinal Financial Corp.                                                        2,617               50,246                0.0%
*    Cascade Bancorp                                                                 1,734                8,861                0.0%
     Cash America International, Inc.                                                2,741              134,720                0.0%
     Cathay General Bancorp                                                          7,725              204,017                0.0%
     CBOE Holdings, Inc.                                                             3,879              228,628                0.1%
*    CBRE Group, Inc. Class A                                                        5,984              191,488                0.0%
     Centerstate Banks, Inc.                                                         1,997               23,245                0.0%
     Central Pacific Financial Corp.                                                 2,777               52,485                0.0%
     Charles Schwab Corp. (The)                                                     11,241              322,279                0.1%
     Chemical Financial Corp.                                                        2,781               82,818                0.0%
     Chubb Corp. (The)                                                               3,680              365,645                0.1%
     Cincinnati Financial Corp.                                                      5,379              271,478                0.1%
     CIT Group, Inc.                                                                 5,872              287,317                0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Financials -- (Continued)
     Citigroup, Inc.                                                                55,197 $          2,954,695                0.6%
     Citizens Holding Co.                                                              160                3,000                0.0%
#*   Citizens, Inc.                                                                  3,580               26,098                0.0%
#    City Holding Co.                                                                1,300               58,487                0.0%
     City National Corp.                                                             4,076              320,822                0.1%
     Clifton Bancorp, Inc.                                                           2,449               31,886                0.0%
     CME Group, Inc.                                                                 6,073              508,978                0.1%
     CNA Financial Corp.                                                             1,186               46,349                0.0%
#    CNB Financial Corp.                                                               590               10,685                0.0%
     CNO Financial Group, Inc.                                                      17,267              313,051                0.1%
#    CoBiz Financial, Inc.                                                           3,215               38,644                0.0%
#    Cohen & Steers, Inc.                                                              914               39,174                0.0%
     Columbia Banking System, Inc.                                                   5,401              150,040                0.0%
     Comerica, Inc.                                                                  6,847              326,876                0.1%
#    Commerce Bancshares, Inc.                                                       8,123              367,647                0.1%
#    Community Bank System, Inc.                                                     4,081              155,690                0.0%
*    Community Bankers Trust Corp.                                                     100                  440                0.0%
#    Community Trust Bancorp, Inc.                                                   1,427               51,301                0.0%
     ConnectOne Bancorp, Inc.                                                          980               18,130                0.0%
     Consolidated-Tomoka Land Co.                                                      300               15,657                0.0%
*    Consumer Portfolio Services, Inc.                                               1,096                7,738                0.0%
*    Cowen Group, Inc. Class A                                                      11,008               44,472                0.0%
     Crawford & Co. Class A                                                            900                7,938                0.0%
#    Crawford & Co. Class B                                                          2,209               22,488                0.0%
#*   Credit Acceptance Corp.                                                         2,320              342,339                0.1%
#    Cullen/Frost Bankers, Inc.                                                      4,596              371,403                0.1%
#*   Customers Bancorp, Inc.                                                         1,215               23,207                0.0%
#    CVB Financial Corp.                                                            10,411              164,286                0.0%
#    Diamond Hill Investment Group, Inc.                                               195               26,128                0.0%
     Dime Community Bancshares, Inc.                                                 3,585               56,464                0.0%
     Discover Financial Services                                                     9,207              587,222                0.1%
     Donegal Group, Inc. Class A                                                     1,577               24,948                0.0%
*    Doral Financial Corp.                                                             120                  697                0.0%
*    E*TRADE Financial Corp.                                                        11,618              259,081                0.1%
     East West Bancorp, Inc.                                                        13,183              484,607                0.1%
     Eaton Vance Corp.                                                               4,953              182,419                0.0%
#*   eHealth, Inc.                                                                   1,477               36,851                0.0%
     EMC Insurance Group, Inc.                                                         651               20,858                0.0%
     Employers Holdings, Inc.                                                        2,963               60,416                0.0%
#*   Encore Capital Group, Inc.                                                      2,316              105,401                0.0%
     Endurance Specialty Holdings, Ltd.                                              4,248              246,172                0.1%
*    Enstar Group, Ltd.                                                              1,015              150,291                0.0%
     Enterprise Financial Services Corp.                                             1,162               21,904                0.0%
     Erie Indemnity Co. Class A                                                      3,276              278,034                0.1%
#    ESB Financial Corp.                                                               498                9,293                0.0%
     ESSA Bancorp, Inc.                                                                800                9,192                0.0%
#    EverBank Financial Corp.                                                        2,477               47,435                0.0%
#    Evercore Partners, Inc. Class A                                                 2,800              144,956                0.0%
     Everest Re Group, Ltd.                                                          2,309              394,031                0.1%
#*   Ezcorp, Inc. Class A                                                            4,236               47,782                0.0%
*    Farmers Capital Bank Corp.                                                        166                3,725                0.0%
     FBL Financial Group, Inc. Class A                                               1,900               94,202                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Financials -- (Continued)
     Federal Agricultural Mortgage Corp. Class C                                       900 $             29,970                0.0%
#    Federated Investors, Inc. Class B                                               5,690              177,926                0.0%
     Federated National Holding Co.                                                    800               26,768                0.0%
     Fidelity Southern Corp.                                                           667               10,238                0.0%
     Fifth Third Bancorp                                                            35,031              700,270                0.1%
#    Financial Engines, Inc.                                                           276               11,004                0.0%
     Financial Institutions, Inc.                                                      944               23,732                0.0%
*    First Acceptance Corp.                                                            900                2,304                0.0%
#    First American Financial Corp.                                                  8,067              244,591                0.1%
     First Bancorp, Inc.                                                               181                3,202                0.0%
*    First BanCorp.(318672706)                                                      10,120               52,725                0.0%
#    First Bancorp.(318910106)                                                       1,100               19,932                0.0%
     First Busey Corp.                                                               6,162               38,513                0.0%
*    First Cash Financial Services, Inc.                                             2,737              161,702                0.0%
     First Citizens BancShares, Inc. Class A                                           438              110,030                0.0%
#    First Commonwealth Financial Corp.                                              8,831               82,570                0.0%
     First Community Bancshares, Inc.                                                1,200               19,644                0.0%
     First Connecticut Bancorp, Inc.                                                   711               11,120                0.0%
     First Defiance Financial Corp.                                                    674               20,645                0.0%
     First Financial Bancorp                                                         5,027               88,174                0.0%
#    First Financial Bankshares, Inc.                                                4,584              145,680                0.0%
     First Financial Corp.                                                           1,038               35,998                0.0%
     First Financial Northwest, Inc.                                                 1,000               11,600                0.0%
#    First Horizon National Corp.                                                   19,079              245,356                0.1%
     First Interstate Bancsystem, Inc.                                               1,119               32,831                0.0%
*    First Marblehead Corp. (The)                                                       30                   74                0.0%
     First Merchants Corp.                                                           3,189               72,231                0.0%
     First Midwest Bancorp, Inc.                                                     6,291              105,626                0.0%
*    First NBC Bank Holding Co.                                                        679               24,940                0.0%
     First Niagara Financial Group, Inc.                                            25,365              189,984                0.0%
     First Republic Bank                                                             4,111              209,373                0.0%
     First South Bancorp, Inc.                                                         100                  825                0.0%
     FirstMerit Corp.                                                               11,254              206,511                0.0%
     Flushing Financial Corp.                                                        2,759               55,566                0.0%
#    FNB Corp.                                                                      14,269              182,501                0.0%
     FNF Group                                                                      12,528              373,836                0.1%
*    FNFV Group                                                                      4,175               56,112                0.0%
*    Forest City Enterprises, Inc. Class A                                          12,924              269,982                0.1%
*    Forestar Group, Inc.                                                            3,415               59,592                0.0%
#    Fox Chase Bancorp, Inc.                                                           906               14,840                0.0%
#*   Franklin Financial Corp.                                                          500               10,380                0.0%
     Franklin Resources, Inc.                                                        5,766              320,647                0.1%
     Fulton Financial Corp.                                                         20,201              239,988                0.1%
#    FXCM, Inc. Class A                                                              3,568               58,729                0.0%
#    Gain Capital Holdings, Inc.                                                        56                  479                0.0%
     GAMCO Investors, Inc. Class A                                                     400               33,048                0.0%
*    Genworth Financial, Inc. Class A                                               16,122              225,547                0.1%
#    German American Bancorp, Inc.                                                   1,018               30,408                0.0%
     GFI Group, Inc.                                                                 9,133               50,232                0.0%
     Glacier Bancorp, Inc.                                                           7,284              208,978                0.0%
#*   Global Indemnity P.L.C.                                                         1,457               42,224                0.0%
     Goldman Sachs Group, Inc. (The)                                                 7,864            1,494,081                0.3%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Financials -- (Continued)
     Great Southern Bancorp, Inc.                                                      967 $             36,756                0.0%
*    Green Dot Corp. Class A                                                         2,677               63,980                0.0%
#    Greenhill & Co., Inc.                                                             709               31,905                0.0%
*    Greenlight Capital Re, Ltd. Class A                                             2,800               90,860                0.0%
#    Griffin Land & Nurseries, Inc.                                                    375                9,806                0.0%
#    Guaranty Bancorp                                                                  960               15,139                0.0%
*    Hallmark Financial Services, Inc.                                               1,226               14,295                0.0%
     Hancock Holding Co.                                                             6,490              228,383                0.1%
     Hanmi Financial Corp.                                                           3,114               66,795                0.0%
     Hanover Insurance Group, Inc. (The)                                             4,002              267,894                0.1%
     Hartford Financial Services Group, Inc. (The)                                  17,475              691,660                0.1%
     HCC Insurance Holdings, Inc.                                                    8,986              468,979                0.1%
     HCI Group, Inc.                                                                 1,345               68,380                0.0%
     Heartland Financial USA, Inc.                                                   1,412               37,559                0.0%
     Heritage Commerce Corp.                                                         1,500               13,050                0.0%
     Heritage Financial Corp.                                                        1,972               34,609                0.0%
     Heritage Financial Group, Inc.                                                    299                6,336                0.0%
     HFF, Inc. Class A                                                               2,315               72,876                0.0%
*    Hilltop Holdings, Inc.                                                          8,119              178,862                0.0%
*    Home Bancorp, Inc.                                                                500               11,395                0.0%
#    Home BancShares, Inc.                                                           5,809              185,423                0.0%
#    HomeStreet, Inc.                                                                  659               11,480                0.0%
*    HomeTrust Bancshares, Inc.                                                      1,700               26,265                0.0%
     HopFed Bancorp, Inc.                                                                6                   69                0.0%
     Horace Mann Educators Corp.                                                     3,333              101,357                0.0%
#    Horizon Bancorp                                                                   950               24,434                0.0%
*    Howard Hughes Corp. (The)                                                       2,300              338,974                0.1%
     Hudson City Bancorp, Inc.                                                      25,524              246,307                0.1%
#    Hudson Valley Holding Corp.                                                     1,056               24,013                0.0%
     Huntington Bancshares, Inc.                                                    42,414              420,323                0.1%
     Iberiabank Corp.                                                                2,589              178,279                0.0%
#*   Imperial Holdings, Inc.                                                            33                  207                0.0%
     Independence Holding Co.                                                        1,191               16,853                0.0%
     Independent Bank Corp.(453836108)                                               1,890               77,112                0.0%
#    Independent Bank Corp.(453838609)                                                  40                  483                0.0%
     Independent Bank Group, Inc.                                                      227               10,145                0.0%
     Interactive Brokers Group, Inc. Class A                                         6,009              155,152                0.0%
     Intercontinental Exchange, Inc.                                                 1,732              360,758                0.1%
     International Bancshares Corp.                                                  5,013              142,219                0.0%
     Intervest Bancshares Corp. Class A                                                850                8,288                0.0%
#*   INTL. FCStone, Inc.                                                             1,274               23,059                0.0%
     Invesco, Ltd.                                                                  10,686              432,462                0.1%
*    Investment Technology Group, Inc.                                               3,300               59,169                0.0%
     Investors Bancorp, Inc.                                                        19,359              208,109                0.0%
     Investors Title Co.                                                               100                7,495                0.0%
     Iron Mountain, Inc.                                                            10,903              393,271                0.1%
#    Janus Capital Group, Inc.                                                      18,711              280,478                0.1%
     JMP Group, Inc.                                                                 1,310                9,563                0.0%
     Jones Lang LaSalle, Inc.                                                        2,467              333,563                0.1%
     JPMorgan Chase & Co.                                                           71,967            4,352,564                0.9%
*    KCG Holdings, Inc. Class A                                                      2,747               29,283                0.0%
#*   Kearny Financial Corp.                                                          2,195               31,257                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Financials -- (Continued)
     Kemper Corp.                                                                    4,518 $            166,488                0.0%
     Kennedy-Wilson Holdings, Inc.                                                   7,113              192,691                0.0%
     KeyCorp                                                                        34,829              459,743                0.1%
#*   Ladenburg Thalmann Financial Services, Inc.                                     6,193               26,444                0.0%
     Lakeland Bancorp, Inc.                                                          2,154               23,672                0.0%
     Lakeland Financial Corp.                                                        1,443               59,798                0.0%
     Legg Mason, Inc.                                                               10,442              542,984                0.1%
     Life Partners Holdings, Inc.                                                    1,000                1,830                0.0%
     Lincoln National Corp.                                                          8,494              465,131                0.1%
     LNB Bancorp, Inc.                                                                 500                7,020                0.0%
     Loews Corp.                                                                     9,372              408,619                0.1%
     Louisiana Bancorp, Inc.                                                           100                2,088                0.0%
     LPL Financial Holdings, Inc.                                                    8,728              361,252                0.1%
#    M&T Bank Corp.                                                                  5,157              630,082                0.1%
#    Macatawa Bank Corp.                                                             1,400                7,294                0.0%
#    Maiden Holdings, Ltd.                                                           6,300               75,285                0.0%
     MainSource Financial Group, Inc.                                                1,400               25,466                0.0%
     Manning & Napier, Inc.                                                            562                8,902                0.0%
*    Markel Corp.                                                                      350              241,811                0.1%
#    MarketAxess Holdings, Inc.                                                      2,293              148,242                0.0%
     Marlin Business Services Corp.                                                  1,180               24,945                0.0%
     Marsh & McLennan Cos., Inc.                                                     7,681              417,616                0.1%
     MB Financial, Inc.                                                              6,807              214,761                0.0%
*    MBIA, Inc.                                                                     19,349              188,846                0.0%
*    MBT Financial Corp.                                                               154                  716                0.0%
     McGraw Hill Financial, Inc.                                                     2,580              233,438                0.1%
#    Meadowbrook Insurance Group, Inc.                                               2,972               18,932                0.0%
#    Medallion Financial Corp.                                                       1,523               17,591                0.0%
#    Mercantile Bank Corp.                                                             867               17,106                0.0%
     Merchants Bancshares, Inc.                                                        444               13,227                0.0%
     Mercury General Corp.                                                           5,303              281,695                0.1%
#*   Meridian Bancorp, Inc.                                                          2,845               32,262                0.0%
#    Meta Financial Group, Inc.                                                        106                3,976                0.0%
     MetLife, Inc.                                                                  14,310              776,174                0.2%
*    Metro Bancorp, Inc.                                                               900               22,536                0.0%
#*   MGIC Investment Corp.                                                          12,754              113,766                0.0%
#    MidSouth Bancorp, Inc.                                                          1,200               22,728                0.0%
#    Montpelier Re Holdings, Ltd.                                                    4,472              148,202                0.0%
     Moody's Corp.                                                                   4,708              467,175                0.1%
     Morgan Stanley                                                                 27,697              968,010                0.2%
     MSCI, Inc.                                                                      7,135              332,919                0.1%
     MutualFirst Financial, Inc.                                                       500               10,875                0.0%
     NASDAQ OMX Group, Inc. (The)                                                    6,623              286,511                0.1%
#    National Interstate Corp.                                                       1,387               39,446                0.0%
     National Penn Bancshares, Inc.                                                 14,740              151,679                0.0%
#*   Nationstar Mortgage Holdings, Inc.                                              3,900              136,968                0.0%
     Navient Corp.                                                                  17,771              351,510                0.1%
*    Navigators Group, Inc. (The)                                                    1,318               89,743                0.0%
#    NBT Bancorp, Inc.                                                               3,254               83,563                0.0%
     Nelnet, Inc. Class A                                                            3,237              154,049                0.0%
     New Hampshire Thrift Bancshares, Inc.                                             300                4,746                0.0%
#    New York Community Bancorp, Inc.                                               14,396              229,616                0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Financials -- (Continued)
#*   NewBridge Bancorp                                                               2,000 $             17,780                0.0%
#*   NewStar Financial, Inc.                                                         3,876               53,024                0.0%
     Nicholas Financial, Inc.                                                           82                1,001                0.0%
     Northeast Community Bancorp, Inc.                                                 436                3,052                0.0%
     Northern Trust Corp.                                                            7,930              525,759                0.1%
#    Northfield Bancorp, Inc.                                                        5,307               75,572                0.0%
#    Northrim BanCorp, Inc.                                                            400               11,560                0.0%
     Northwest Bancshares, Inc.                                                      9,213              118,203                0.0%
     OceanFirst Financial Corp.                                                      1,430               23,695                0.0%
#*   Ocwen Financial Corp.                                                           3,436               80,952                0.0%
     OFG Bancorp                                                                     4,365               67,963                0.0%
     Old National Bancorp                                                            9,836              143,114                0.0%
     Old Republic International Corp.                                               19,978              295,075                0.1%
     OmniAmerican Bancorp, Inc.                                                        994               26,878                0.0%
     OneBeacon Insurance Group, Ltd. Class A                                         2,219               35,349                0.0%
     Oppenheimer Holdings, Inc. Class A                                                900               22,095                0.0%
     Oritani Financial Corp.                                                         4,852               71,664                0.0%
     Pacific Continental Corp.                                                       1,246               17,967                0.0%
*    Pacific Premier Bancorp, Inc.                                                     800               12,952                0.0%
     PacWest Bancorp                                                                 7,635              325,709                0.1%
#    Park National Corp.                                                             1,052               88,757                0.0%
     Park Sterling Corp.                                                             2,974               22,781                0.0%
     PartnerRe, Ltd.                                                                 3,342              386,636                0.1%
#    Peapack Gladstone Financial Corp.                                                 729               13,304                0.0%
     Penns Woods Bancorp, Inc.                                                         229               11,113                0.0%
*    PennyMac Financial Services, Inc. Class A                                         941               15,677                0.0%
#    People's United Financial, Inc.                                                28,332              414,214                0.1%
     Peoples Bancorp, Inc.                                                             848               20,903                0.0%
#*   PHH Corp.                                                                       5,872              139,108                0.0%
*    Phoenix Cos., Inc. (The)                                                          193               11,456                0.0%
#*   PICO Holdings, Inc.                                                             1,698               37,526                0.0%
#    Pinnacle Financial Partners, Inc.                                               2,728              106,938                0.0%
*    Piper Jaffray Cos.                                                              1,000               56,460                0.0%
     Platinum Underwriters Holdings, Ltd.                                            2,634              164,967                0.0%
     PNC Financial Services Group, Inc. (The)                                        9,805              847,054                0.2%
*    Popular, Inc.                                                                   7,262              231,513                0.1%
     PRA Group, Inc.                                                                 4,682              296,136                0.1%
#    Preferred Bank                                                                  1,221               32,454                0.0%
     Primerica, Inc.                                                                 5,346              273,448                0.1%
     Principal Financial Group, Inc.                                                11,827              619,380                0.1%
     PrivateBancorp, Inc.                                                            7,429              240,105                0.1%
     ProAssurance Corp.                                                              5,966              279,089                0.1%
     Progressive Corp. (The)                                                        25,872              683,280                0.1%
     Prosperity Bancshares, Inc.                                                     4,936              298,085                0.1%
     Protective Life Corp.                                                           6,825              475,566                0.1%
     Provident Financial Holdings, Inc.                                                600                8,748                0.0%
     Provident Financial Services, Inc.                                              4,757               86,720                0.0%
     Prudential Financial, Inc.                                                      6,980              618,009                0.1%
     Pulaski Financial Corp.                                                           751                8,989                0.0%
*    QC Holdings, Inc.                                                                 900                1,530                0.0%
#    Radian Group, Inc.                                                             10,400              175,240                0.0%
     Raymond James Financial, Inc.                                                   5,546              311,297                0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Financials -- (Continued)
#    RCS Capital Corp. Class A                                                       2,300 $             37,743                0.0%
*    Realogy Holdings Corp.                                                          7,283              298,676                0.1%
     Regions Financial Corp.                                                        43,941              436,334                0.1%
     Reinsurance Group of America, Inc.                                              4,955              417,459                0.1%
#    RenaissanceRe Holdings, Ltd.                                                    3,240              334,789                0.1%
     Renasant Corp.                                                                  2,411               72,692                0.0%
     Republic Bancorp, Inc. Class A                                                  1,292               31,331                0.0%
#*   Republic First Bancorp, Inc.                                                    1,200                4,764                0.0%
#    Resource America, Inc. Class A                                                  2,023               19,299                0.0%
*    Riverview Bancorp, Inc.                                                           100                  407                0.0%
     RLI Corp.                                                                       3,676              182,293                0.0%
     S&T Bancorp, Inc.                                                               2,253               62,160                0.0%
#*   Safeguard Scientifics, Inc.                                                     1,663               33,177                0.0%
     Safety Insurance Group, Inc.                                                    2,413              150,523                0.0%
     Sandy Spring Bancorp, Inc.                                                      1,810               46,698                0.0%
*    Seacoast Banking Corp. of Florida                                               1,087               13,870                0.0%
     SEI Investments Co.                                                             6,842              264,512                0.1%
     Selective Insurance Group, Inc.                                                 4,634              119,650                0.0%
     SI Financial Group, Inc.                                                          243                2,683                0.0%
     Sierra Bancorp                                                                    844               14,483                0.0%
*    Signature Bank                                                                  3,463              419,473                0.1%
     Simmons First National Corp. Class A                                            1,400               58,786                0.0%
     Simplicity Bancorp, Inc.                                                          726               12,030                0.0%
     SLM Corp.                                                                      42,776              408,511                0.1%
     South State Corp.                                                               1,589               95,833                0.0%
#    Southside Bancshares, Inc.                                                      1,566               52,586                0.0%
     Southwest Bancorp, Inc.                                                         1,486               26,793                0.0%
#*   St Joe Co. (The)                                                                4,685               89,718                0.0%
     StanCorp Financial Group, Inc.                                                  3,583              249,233                0.1%
     State Auto Financial Corp.                                                      2,901               60,718                0.0%
     State Street Corp.                                                              6,287              474,417                0.1%
     Sterling Bancorp                                                                6,913               97,197                0.0%
     Stewart Information Services Corp.                                              1,852               65,413                0.0%
*    Stifel Financial Corp.                                                          4,569              217,073                0.1%
     Stock Yards Bancorp, Inc.                                                       1,000               33,280                0.0%
     Suffolk Bancorp                                                                   658               15,108                0.0%
#*   Sun Bancorp, Inc.                                                                 935               18,887                0.0%
     SunTrust Banks, Inc.                                                           10,102              395,392                0.1%
     Susquehanna Bancshares, Inc.                                                   18,744              183,879                0.0%
*    SVB Financial Group                                                             4,421              495,108                0.1%
*    SWS Group, Inc.                                                                   700                5,173                0.0%
     Symetra Financial Corp.                                                         6,728              159,454                0.0%
     Synovus Financial Corp.                                                         9,208              233,515                0.1%
     T Rowe Price Group, Inc.                                                        2,830              232,315                0.1%
     TCF Financial Corp.                                                            15,081              233,001                0.1%
#    TD Ameritrade Holding Corp.                                                    19,198              647,741                0.1%
*    Tejon Ranch Co.                                                                 1,276               38,510                0.0%
#    Territorial Bancorp, Inc.                                                         900               19,332                0.0%
#*   Texas Capital Bancshares, Inc.                                                  3,204              195,925                0.0%
     TFS Financial Corp.                                                            16,138              241,102                0.1%
#    Tompkins Financial Corp.                                                        1,233               61,897                0.0%
     Torchmark Corp.                                                                 3,973              210,410                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Financials -- (Continued)
#    Towne Bank                                                                      2,139 $             32,427                0.0%
     Travelers Cos., Inc. (The)                                                     10,611            1,069,589                0.2%
#*   Tree.com, Inc.                                                                    973               35,991                0.0%
     Trico Bancshares                                                                1,559               41,002                0.0%
#    TrustCo Bank Corp.                                                              8,924               65,145                0.0%
#    Trustmark Corp.                                                                 6,690              162,768                0.0%
     U.S. Bancorp                                                                   43,752            1,863,835                0.4%
#    UMB Financial Corp.                                                             4,263              253,990                0.1%
     Umpqua Holdings Corp.                                                           8,401              147,858                0.0%
     Union Bankshares Corp.                                                          3,433               77,174                0.0%
#    United Bankshares, Inc.                                                         5,077              174,040                0.0%
     United Community Banks, Inc.                                                    3,504               63,177                0.0%
#    United Community Financial Corp.                                                2,544               13,025                0.0%
     United Financial Bancorp, Inc.                                                  3,911               54,871                0.0%
     United Fire Group, Inc.                                                         1,591               51,676                0.0%
*    United Security Bancshares                                                        372                2,102                0.0%
     Universal Insurance Holdings, Inc.                                              4,299               75,232                0.0%
     Univest Corp. of Pennsylvania                                                   1,300               26,676                0.0%
     Unum Group                                                                      7,900              264,334                0.1%
     Validus Holdings, Ltd.                                                          8,657              344,375                0.1%
#    Valley National Bancorp                                                        14,262              142,335                0.0%
#    ViewPoint Financial Group, Inc.                                                 3,435               93,672                0.0%
     Virtus Investment Partners, Inc.                                                  532               95,340                0.0%
     Voya Financial, Inc.                                                            5,287              207,515                0.0%
     Waddell & Reed Financial, Inc. Class A                                          2,982              142,361                0.0%
#*   Walker & Dunlop, Inc.                                                           1,702               27,419                0.0%
     Washington Federal, Inc.                                                        8,949              195,357                0.0%
#    Washington Trust Bancorp, Inc.                                                  1,189               45,622                0.0%
#    Waterstone Financial, Inc.                                                      2,326               28,470                0.0%
     Webster Financial Corp.                                                         9,486              297,291                0.1%
     Wells Fargo & Co.                                                             120,281            6,385,718                1.3%
     WesBanco, Inc.                                                                  2,821               97,212                0.0%
#    West Bancorporation, Inc.                                                         899               14,905                0.0%
#    Westamerica Bancorporation                                                      1,988               98,088                0.0%
*    Western Alliance Bancorp                                                        6,834              181,921                0.0%
     Westfield Financial, Inc.                                                       1,934               13,673                0.0%
#    Westwood Holdings Group, Inc.                                                     574               38,745                0.0%
     White Mountains Insurance Group, Ltd.                                              17               10,624                0.0%
     Willis Group Holdings P.L.C.                                                    7,906              320,430                0.1%
     Wilshire Bancorp, Inc.                                                          6,648               65,815                0.0%
     Wintrust Financial Corp.                                                        4,255              197,092                0.0%
#*   WisdomTree Investments, Inc.                                                    9,500              140,125                0.0%
#*   World Acceptance Corp.                                                            900               64,494                0.0%
     WR Berkley Corp.                                                                6,950              358,203                0.1%
     WSFS Financial Corp.                                                              410               32,247                0.0%
     XL Group P.L.C.                                                                 8,666              293,604                0.1%
*    Yadkin Financial Corp.                                                          1,045               20,283                0.0%
     Zions Bancorporation                                                            7,759              224,778                0.1%
                                                                                           -------------------- ------------------
Total Financials                                                                                     92,259,069               18.1%
                                                                                           -------------------- ------------------
Health Care -- (2.3%)
#    Abaxis, Inc.                                                                      500               26,330                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Health Care -- (Continued)
#*   Accuray, Inc.                                                                   2,514 $             15,914                0.0%
#*   Albany Molecular Research, Inc.                                                 2,219               51,614                0.0%
*    Alere, Inc.                                                                     8,442              337,427                0.1%
#*   Align Technology, Inc.                                                          2,188              115,133                0.0%
*    Allscripts Healthcare Solutions, Inc.                                          14,312              196,361                0.1%
     AmerisourceBergen Corp.                                                         4,700              401,427                0.1%
     Analogic Corp.                                                                  1,079               78,702                0.0%
*    AngioDynamics, Inc.                                                             2,361               40,137                0.0%
*    Anika Therapeutics, Inc.                                                        1,697               68,118                0.0%
#*   athenahealth, Inc.                                                                848              103,880                0.0%
#    Atrion Corp.                                                                      178               58,742                0.0%
*    Boston Scientific Corp.                                                        38,143              506,539                0.1%
#*   Bovie Medical Corp.                                                               200                  788                0.0%
*    Bruker Corp.                                                                    8,822              182,880                0.0%
*    Cambrex Corp.                                                                   3,800               80,104                0.0%
     Cantel Medical Corp.                                                            3,548              150,435                0.0%
     Cardinal Health, Inc.                                                           4,078              320,041                0.1%
*    CareFusion Corp.                                                                8,304              476,400                0.1%
*    Cerner Corp.                                                                    1,900              120,346                0.0%
*    Charles River Laboratories International, Inc.                                  3,707              234,134                0.1%
#    Computer Programs & Systems, Inc.                                                 864               54,415                0.0%
     CONMED Corp.                                                                    2,606              109,426                0.0%
*    Covance, Inc.                                                                   3,517              281,008                0.1%
     CR Bard, Inc.                                                                   1,195              195,944                0.0%
#    CryoLife, Inc.                                                                  1,842               18,899                0.0%
*    Cutera, Inc.                                                                    1,041               10,931                0.0%
#*   Cyberonics, Inc.                                                                1,300               68,250                0.0%
*    Cynosure, Inc. Class A                                                          1,466               37,075                0.0%
     DENTSPLY International, Inc.                                                    5,600              284,312                0.1%
#*   DexCom, Inc.                                                                    1,100               49,445                0.0%
     Digirad Corp.                                                                     600                2,580                0.0%
*    Edwards Lifesciences Corp.                                                      1,600              193,472                0.0%
*    Exactech, Inc.                                                                    760               16,188                0.0%
#*   Globus Medical, Inc. Class A                                                    4,136               91,695                0.0%
*    Greatbatch, Inc.                                                                1,800               90,342                0.0%
*    Haemonetics Corp.                                                               3,784              142,732                0.0%
*    HealthStream, Inc.                                                                733               22,694                0.0%
*    Henry Schein, Inc.                                                              3,661              439,430                0.1%
     Hill-Rom Holdings, Inc.                                                         6,318              281,025                0.1%
#*   HMS Holdings Corp.                                                              5,167              120,029                0.0%
*    Hologic, Inc.                                                                   9,490              248,543                0.1%
*    ICU Medical, Inc.                                                               1,365               96,779                0.0%
#*   IDEXX Laboratories, Inc.                                                        1,245              176,379                0.0%
*    Integra LifeSciences Holdings Corp.                                             2,879              147,146                0.0%
*    Intuitive Surgical, Inc.                                                          225              111,555                0.0%
#    Invacare Corp.                                                                  2,100               32,991                0.0%
     LeMaitre Vascular, Inc.                                                           800                5,856                0.0%
*    Luminex Corp.                                                                   1,922               36,518                0.0%
#*   Masimo Corp.                                                                    3,292               83,090                0.0%
     McKesson Corp.                                                                  2,088              424,720                0.1%
*    MedAssets, Inc.                                                                 6,271              135,830                0.0%
     Medtronic, Inc.                                                                14,000              954,240                0.2%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Health Care -- (Continued)
#*   Merge Healthcare, Inc.                                                          7,110 $             19,553                0.0%
#    Meridian Bioscience, Inc.                                                       3,902               72,343                0.0%
*    Merit Medical Systems, Inc.                                                     3,300               49,995                0.0%
*    Mettler-Toledo International, Inc.                                                589              152,239                0.0%
#*   MWI Veterinary Supply, Inc.                                                       675              114,517                0.0%
#*   Natus Medical, Inc.                                                             1,572               53,448                0.0%
*    NuVasive, Inc.                                                                  2,101               85,931                0.0%
*    Omnicell, Inc.                                                                  3,400              109,854                0.0%
*    OraSure Technologies, Inc.                                                      1,425               12,754                0.0%
*    Orthofix International NV                                                       1,246               36,570                0.0%
     Owens & Minor, Inc.                                                             6,644              221,378                0.1%
#*   PAREXEL International Corp.                                                     5,923              321,678                0.1%
#    Patterson Cos., Inc.                                                            6,055              261,031                0.1%
*    PharMerica Corp.                                                                2,321               66,589                0.0%
#*   PhotoMedex, Inc.                                                                  413                1,586                0.0%
#    Quality Systems, Inc.                                                           3,331               50,331                0.0%
*    Quidel Corp.                                                                    1,711               48,849                0.0%
*    Quintiles Transnational Holdings, Inc.                                          1,300               76,102                0.0%
#    ResMed, Inc.                                                                    2,537              132,482                0.0%
#*   RTI Surgical, Inc.                                                              3,864               19,668                0.0%
*    Sirona Dental Systems, Inc.                                                     3,126              245,547                0.1%
     St Jude Medical, Inc.                                                           4,806              308,401                0.1%
*    Staar Surgical Co.                                                                600                5,742                0.0%
     STERIS Corp.                                                                    5,081              314,006                0.1%
     Stryker Corp.                                                                   2,950              258,213                0.1%
#*   SurModics, Inc.                                                                   300                6,495                0.0%
*    Symmetry Medical, Inc.                                                          3,353               33,195                0.0%
     Teleflex, Inc.                                                                  3,100              353,772                0.1%
*    Thoratec Corp.                                                                  3,956              107,524                0.0%
*    Tornier NV                                                                        511               14,282                0.0%
     Utah Medical Products, Inc.                                                       296               16,813                0.0%
#*   Varian Medical Systems, Inc.                                                    1,725              145,107                0.0%
#*   Vascular Solutions, Inc.                                                        2,112               62,114                0.0%
*    Waters Corp.                                                                    1,300              144,040                0.0%
#    West Pharmaceutical Services, Inc.                                              4,662              238,927                0.1%
#*   Wright Medical Group, Inc.                                                      2,460               77,785                0.0%
     Zimmer Holdings, Inc.                                                           6,719              747,422                0.2%
                                                                                           -------------------- ------------------
Total Health Care                                                                                    13,515,274                2.6%
                                                                                           -------------------- ------------------
Industrials -- (12.8%)
     3M Co.                                                                          7,605            1,169,421                0.2%
#    AAON, Inc.                                                                      5,220              102,573                0.0%
     AAR Corp.                                                                       3,317               87,900                0.0%
     ABM Industries, Inc.                                                            5,652              156,221                0.0%
#    Acacia Research Corp.                                                           4,008               72,144                0.0%
*    ACCO Brands Corp.                                                               9,592               78,942                0.0%
*    Accuride Corp.                                                                  1,372                6,613                0.0%
     Aceto Corp.                                                                     2,579               58,646                0.0%
#    Actuant Corp. Class A                                                           5,651              179,080                0.0%
     Acuity Brands, Inc.                                                             1,655              230,757                0.1%
#    ADT Corp. (The)                                                                11,051              396,068                0.1%
#*   Advisory Board Co. (The)                                                        1,400               75,138                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Industrials -- (Continued)
*    AECOM Technology Corp.                                                         12,272 $            399,442                0.1%
*    Aegion Corp.                                                                    3,771               69,085                0.0%
#    AGCO Corp.                                                                      7,069              313,227                0.1%
     Air Lease Corp.                                                                 5,560              203,440                0.1%
*    Air Transport Services Group, Inc.                                              5,578               45,628                0.0%
#    Aircastle, Ltd.                                                                 3,400               64,872                0.0%
     Alamo Group, Inc.                                                                 900               38,556                0.0%
     Alaska Air Group, Inc.                                                         14,000              745,220                0.2%
     Albany International Corp. Class A                                              2,900              109,562                0.0%
#    Allegiant Travel Co.                                                            1,850              246,919                0.1%
     Allegion P.L.C.                                                                 1,303               69,176                0.0%
     Allied Motion Technologies, Inc.                                                  400                5,872                0.0%
     Allison Transmission Holdings, Inc.                                            15,139              491,715                0.1%
#    Altra Industrial Motion Corp.                                                   3,013               94,970                0.0%
     AMERCO                                                                          1,927              522,448                0.1%
*    Ameresco, Inc. Class A                                                          1,816               14,964                0.0%
     American Airlines Group, Inc.                                                   7,497              310,001                0.1%
     American Railcar Industries, Inc.                                               1,731              113,917                0.0%
     American Science & Engineering, Inc.                                              700               38,710                0.0%
*    American Woodmark Corp.                                                         1,528               62,510                0.0%
     AMETEK, Inc.                                                                    9,622              501,787                0.1%
     AO Smith Corp.                                                                  5,055              269,684                0.1%
#    Apogee Enterprises, Inc.                                                        2,835              124,456                0.0%
     Applied Industrial Technologies, Inc.                                           3,412              166,540                0.0%
*    ARC Document Solutions, Inc.                                                    5,564               56,475                0.0%
     ArcBest Corp.                                                                   1,800               69,660                0.0%
     Argan, Inc.                                                                     1,664               57,924                0.0%
*    Armstrong World Industries, Inc.                                                4,032              195,229                0.0%
#    Astec Industries, Inc.                                                          2,062               78,170                0.0%
#*   Astronics Corp.                                                                 1,005               52,069                0.0%
#*   Astronics Corp. Class B                                                           394               20,370                0.0%
*    Atlas Air Worldwide Holdings, Inc.                                              2,284               84,325                0.0%
*    Avis Budget Group, Inc.                                                        11,621              647,871                0.1%
#    AZZ, Inc.                                                                       2,433              113,767                0.0%
*    B/E Aerospace, Inc.                                                             4,307              320,656                0.1%
#    Baltic Trading, Ltd.                                                              800                3,000                0.0%
     Barnes Group, Inc.                                                              4,970              181,703                0.0%
#    Barrett Business Services, Inc.                                                   700               16,457                0.0%
#*   Beacon Roofing Supply, Inc.                                                     4,820              133,369                0.0%
*    Blount International, Inc.                                                      6,316               96,698                0.0%
*    BlueLinx Holdings, Inc.                                                         3,787                4,544                0.0%
     Brady Corp. Class A                                                             4,124               98,316                0.0%
*    Breeze-Eastern Corp.                                                              497                5,174                0.0%
#    Briggs & Stratton Corp.                                                         3,305               66,794                0.0%
     Brink's Co. (The)                                                               4,162               87,402                0.0%
#*   Builders FirstSource, Inc.                                                      4,795               28,434                0.0%
*    CAI International, Inc.                                                         1,816               38,227                0.0%
     Carlisle Cos., Inc.                                                             4,795              426,180                0.1%
*    Casella Waste Systems, Inc. Class A                                             1,900                8,550                0.0%
#*   CBIZ, Inc.                                                                      4,964               45,818                0.0%
     CDI Corp.                                                                       1,400               24,066                0.0%
     Ceco Environmental Corp.                                                        1,371               19,633                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Industrials -- (Continued)
     Celadon Group, Inc.                                                             2,400 $             46,704                0.0%
#    CH Robinson Worldwide, Inc.                                                     2,919              202,024                0.0%
*    Chart Industries, Inc.                                                          1,800               83,790                0.0%
     Chicago Bridge & Iron Co. NV                                                    2,082              113,760                0.0%
     Cintas Corp.                                                                    4,657              341,079                0.1%
     CIRCOR International, Inc.                                                      1,865              140,155                0.0%
     Civeo Corp.                                                                     7,798               95,058                0.0%
#    CLARCOR, Inc.                                                                   3,628              242,931                0.1%
#*   Clean Harbors, Inc.                                                             4,985              247,406                0.1%
*    Colfax Corp.                                                                    2,832              154,004                0.0%
     Columbus McKinnon Corp.                                                         1,655               47,085                0.0%
     Comfort Systems USA, Inc.                                                       2,727               41,887                0.0%
*    Commercial Vehicle Group, Inc.                                                  1,100                7,205                0.0%
     Con-way, Inc.                                                                   5,126              222,315                0.1%
     Copa Holdings SA Class A                                                        2,599              303,875                0.1%
*    Copart, Inc.                                                                    6,700              224,048                0.1%
     Corporate Executive Board Co. (The)                                             2,528              186,314                0.0%
     Courier Corp.                                                                     900               12,213                0.0%
     Covanta Holding Corp.                                                          12,472              275,257                0.1%
*    Covenant Transportation Group, Inc. Class A                                     1,245               25,821                0.0%
*    CPI Aerostructures, Inc.                                                          400                3,820                0.0%
*    CRA International, Inc.                                                           600               18,000                0.0%
     Crane Co.                                                                       4,101              255,697                0.1%
     CSX Corp.                                                                      37,963            1,352,622                0.3%
*    CTPartners Executive Search, Inc.                                                 169                3,084                0.0%
     Cummins, Inc.                                                                   2,484              363,111                0.1%
     Curtiss-Wright Corp.                                                            4,512              312,276                0.1%
     Danaher Corp.                                                                  11,199              900,400                0.2%
#    Deere & Co.                                                                     7,272              622,047                0.1%
     Delta Air Lines, Inc.                                                          23,155              931,526                0.2%
     Deluxe Corp.                                                                    5,250              319,200                0.1%
     Donaldson Co., Inc.                                                             6,402              266,195                0.1%
     Douglas Dynamics, Inc.                                                          1,694               35,117                0.0%
     Dover Corp.                                                                     9,223              732,675                0.2%
*    Ducommun, Inc.                                                                    789               20,837                0.0%
#    Dun & Bradstreet Corp. (The)                                                    1,341              164,688                0.0%
*    DXP Enterprises, Inc.                                                           1,200               79,548                0.0%
#*   Dycom Industries, Inc.                                                          3,315              104,058                0.0%
     Dynamic Materials Corp.                                                         1,500               27,315                0.0%
     Eastern Co. (The)                                                                 312                5,092                0.0%
     Eaton Corp. P.L.C.                                                              7,195              492,066                0.1%
#*   Echo Global Logistics, Inc.                                                     1,665               43,506                0.0%
     EMCOR Group, Inc.                                                               5,809              256,351                0.1%
     Emerson Electric Co.                                                           14,458              926,179                0.2%
     Encore Wire Corp.                                                               2,116               80,281                0.0%
#*   Energy Recovery, Inc.                                                           3,500               16,030                0.0%
     EnerSys                                                                         4,945              310,546                0.1%
*    Engility Holdings, Inc.                                                         1,278               55,210                0.0%
     Ennis, Inc.                                                                     1,743               25,849                0.0%
*    EnPro Industries, Inc.                                                          2,200              141,966                0.0%
     Equifax, Inc.                                                                   5,069              383,926                0.1%
#    ESCO Technologies, Inc.                                                         1,814               68,968                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Industrials -- (Continued)
     Espey Manufacturing & Electronics Corp.                                           200 $              3,800                0.0%
     Expeditors International of Washington, Inc.                                    2,430              103,664                0.0%
     Exponent, Inc.                                                                  1,100               87,802                0.0%
#    Fastenal Co.                                                                    5,534              243,717                0.1%
     Federal Signal Corp.                                                            4,281               60,790                0.0%
     FedEx Corp.                                                                     8,578            1,435,957                0.3%
     Flowserve Corp.                                                                 2,226              151,346                0.0%
     Fluor Corp.                                                                     8,307              551,086                0.1%
     Fortune Brands Home & Security, Inc.                                            4,901              211,968                0.1%
     Forward Air Corp.                                                               2,278              109,048                0.0%
*    Franklin Covey Co.                                                              1,096               21,493                0.0%
#    Franklin Electric Co., Inc.                                                     4,821              180,016                0.0%
#    FreightCar America, Inc.                                                          900               29,673                0.0%
#*   FTI Consulting, Inc.                                                            3,430              138,503                0.0%
#*   Fuel Tech, Inc.                                                                 1,500                6,075                0.0%
*    Furmanite Corp.                                                                 3,862               28,888                0.0%
     G&K Services, Inc. Class A                                                      1,625              102,489                0.0%
#    GATX Corp.                                                                      3,852              244,217                0.1%
#*   Generac Holdings, Inc.                                                          2,918              132,302                0.0%
     General Cable Corp.                                                             4,217               59,755                0.0%
*    Genesee & Wyoming, Inc. Class A                                                 3,314              318,807                0.1%
*    Gibraltar Industries, Inc.                                                      2,300               35,075                0.0%
     Global Brass & Copper Holdings, Inc.                                            1,300               18,200                0.0%
#    Global Power Equipment Group, Inc.                                              1,450               19,764                0.0%
#*   Goldfield Corp. (The)                                                             600                1,152                0.0%
#    Gorman-Rupp Co. (The)                                                           1,756               55,735                0.0%
*    GP Strategies Corp.                                                             2,129               70,598                0.0%
#    Graco, Inc.                                                                     2,534              198,919                0.0%
#*   GrafTech International, Ltd.                                                   10,247               43,960                0.0%
#    Graham Corp.                                                                      700               23,450                0.0%
     Granite Construction, Inc.                                                      3,119              115,122                0.0%
*    Great Lakes Dredge & Dock Corp.                                                 6,473               45,246                0.0%
#    Greenbrier Cos., Inc. (The)                                                     2,478              154,974                0.0%
     Griffon Corp.                                                                   5,226               64,228                0.0%
     H&E Equipment Services, Inc.                                                    2,268               84,801                0.0%
     Hardinge, Inc.                                                                  1,051               11,792                0.0%
#    Harsco Corp.                                                                    9,114              197,592                0.0%
*    Hawaiian Holdings, Inc.                                                         5,433               94,208                0.0%
*    HD Supply Holdings, Inc.                                                        7,575              218,463                0.1%
#    Healthcare Services Group, Inc.                                                 3,376              100,537                0.0%
#    Heartland Express, Inc.                                                         8,800              221,232                0.1%
#    HEICO Corp.                                                                     1,200               65,088                0.0%
     HEICO Corp. Class A                                                             2,387              109,205                0.0%
     Heidrick & Struggles International, Inc.                                        1,162               24,193                0.0%
*    Heritage-Crystal Clean, Inc.                                                       57                1,034                0.0%
     Herman Miller, Inc.                                                             3,945              126,240                0.0%
*    Hertz Global Holdings, Inc.                                                    31,214              684,211                0.1%
*    Hexcel Corp.                                                                    6,800              284,852                0.1%
*    Hill International, Inc.                                                        2,600               10,088                0.0%
     Hillenbrand, Inc.                                                               5,753              191,517                0.0%
     HNI Corp.                                                                       3,907              182,262                0.0%
     Honeywell International, Inc.                                                   8,169              785,204                0.2%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Industrials -- (Continued)
#    Houston Wire & Cable Co.                                                        1,200 $             16,272                0.0%
*    Hub Group, Inc. Class A                                                         4,450              161,490                0.0%
     Hubbell, Inc. Class A                                                             167               20,113                0.0%
     Hubbell, Inc. Class B                                                           2,350              266,513                0.1%
*    Hudson Global, Inc.                                                             2,300                7,843                0.0%
#    Hurco Cos., Inc.                                                                  500               19,265                0.0%
*    Huron Consulting Group, Inc.                                                    2,502              174,164                0.0%
     Hyster-Yale Materials Handling, Inc.                                            1,249               98,034                0.0%
*    ICF International, Inc.                                                         1,396               50,731                0.0%
     IDEX Corp.                                                                      5,331              399,345                0.1%
*    IHS, Inc. Class A                                                               1,700              222,751                0.1%
     Illinois Tool Works, Inc.                                                       6,572              598,381                0.1%
     Ingersoll-Rand P.L.C.                                                           7,898              494,573                0.1%
#*   InnerWorkings, Inc.                                                             3,312               30,073                0.0%
*    Innovative Solutions & Support, Inc.                                              400                1,116                0.0%
     Insperity, Inc.                                                                 2,668               84,202                0.0%
     Insteel Industries, Inc.                                                        1,312               31,278                0.0%
*    Integrated Electrical Services, Inc.                                              315                2,498                0.0%
     Interface, Inc.                                                                 4,868               78,034                0.0%
     International Shipholding Corp.                                                   500               10,020                0.0%
#    Intersections, Inc.                                                             1,300                5,200                0.0%
     ITT Corp.                                                                       6,349              286,086                0.1%
#*   Jacobs Engineering Group, Inc.                                                  4,362              206,977                0.1%
     JB Hunt Transport Services, Inc.                                                2,500              199,425                0.0%
#*   JetBlue Airways Corp.                                                          24,745              285,557                0.1%
#    John Bean Technologies Corp.                                                    2,511               75,255                0.0%
#    Joy Global, Inc.                                                                7,414              390,199                0.1%
     Kadant, Inc.                                                                      500               20,670                0.0%
     Kaman Corp.                                                                     2,194               94,474                0.0%
     Kansas City Southern                                                            4,545              558,081                0.1%
     KAR Auction Services, Inc.                                                      9,508              288,663                0.1%
     KBR, Inc.                                                                       7,060              134,705                0.0%
#    Kelly Services, Inc. Class A                                                    3,623               63,873                0.0%
     Kennametal, Inc.                                                                6,737              260,116                0.1%
*    Key Technology, Inc.                                                              200                2,648                0.0%
     Kforce, Inc.                                                                    3,920               90,748                0.0%
     Kimball International, Inc. Class B                                             2,971               53,419                0.0%
*    Kirby Corp.                                                                     4,256              470,628                0.1%
     Knight Transportation, Inc.                                                     9,295              271,972                0.1%
#    Knightsbridge Shipping, Ltd.                                                    3,722               32,679                0.0%
     Knoll, Inc.                                                                     4,272               84,970                0.0%
*    Korn/Ferry International                                                        3,862              107,866                0.0%
#    Landstar System, Inc.                                                           2,070              153,201                0.0%
#*   Lawson Products, Inc.                                                             700               16,856                0.0%
#*   Layne Christensen Co.                                                           1,949               14,033                0.0%
     LB Foster Co. Class A                                                             744               40,243                0.0%
     Lennox International, Inc.                                                      2,152              191,356                0.0%
     Lincoln Electric Holdings, Inc.                                                 5,552              402,409                0.1%
#    Lindsay Corp.                                                                   1,207              105,854                0.0%
*    LMI Aerospace, Inc.                                                               900               11,862                0.0%
     LS Starrett Co. (The) Class A                                                     230                3,399                0.0%
     LSI Industries, Inc.                                                            1,905               13,640                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Industrials -- (Continued)
*    Lydall, Inc.                                                                    1,100 $             34,023                0.0%
*    Magnetek, Inc.                                                                    450               13,982                0.0%
#    Manitowoc Co., Inc. (The)                                                      12,568              261,917                0.1%
     Manpowergroup, Inc.                                                             5,327              355,577                0.1%
     Marten Transport, Ltd.                                                          2,514               49,325                0.0%
     Masco Corp.                                                                     7,631              168,416                0.0%
#*   MasTec, Inc.                                                                    7,832              224,308                0.1%
     Matson, Inc.                                                                    3,461               98,604                0.0%
     Matthews International Corp. Class A                                            2,539              116,997                0.0%
#    McGrath RentCorp                                                                1,766               64,512                0.0%
*    Meritor, Inc.                                                                   5,864               67,377                0.0%
*    Mfri, Inc.                                                                        300                2,736                0.0%
*    Middleby Corp. (The)                                                            2,430              215,055                0.1%
     Miller Industries, Inc.                                                           800               15,816                0.0%
*    Mistras Group, Inc.                                                             1,695               27,951                0.0%
     Mobile Mini, Inc.                                                               4,479              196,315                0.0%
*    Moog, Inc. Class A                                                              3,078              235,590                0.1%
*    MRC Global, Inc.                                                                4,880              102,626                0.0%
     MSA Safety, Inc.                                                                3,267              187,754                0.0%
#    MSC Industrial Direct Co., Inc. Class A                                         3,466              280,642                0.1%
     Mueller Industries, Inc.                                                        5,524              179,309                0.0%
     Mueller Water Products, Inc. Class A                                           16,709              164,918                0.0%
     Multi-Color Corp.                                                                 835               41,166                0.0%
#*   MYR Group, Inc.                                                                 1,744               45,239                0.0%
*    Navigant Consulting, Inc.                                                       4,670               71,871                0.0%
#*   Navistar International Corp.                                                    2,292               81,068                0.0%
*    NCI Building Systems, Inc.                                                        513               10,193                0.0%
     Nielsen NV                                                                      4,825              205,014                0.1%
     NL Industries, Inc.                                                             2,000               14,580                0.0%
     NN, Inc.                                                                        1,333               33,325                0.0%
     Nordson Corp.                                                                   3,243              248,252                0.1%
     Norfolk Southern Corp.                                                          9,400            1,040,016                0.2%
#*   Nortek, Inc.                                                                      919               76,534                0.0%
#*   Northwest Pipe Co.                                                                665               23,794                0.0%
#*   NOW, Inc.                                                                       2,403               72,234                0.0%
#*   Ocean Power Technologies, Inc.                                                    500                  500                0.0%
*    Old Dominion Freight Line, Inc.                                                 6,405              466,732                0.1%
*    On Assignment, Inc.                                                             5,609              163,222                0.0%
*    Orbital Sciences Corp.                                                          7,578              199,301                0.0%
*    Orion Energy Systems, Inc.                                                        900                5,175                0.0%
*    Orion Marine Group, Inc.                                                        1,535               16,824                0.0%
     Oshkosh Corp.                                                                   6,145              275,050                0.1%
     Owens Corning                                                                   8,610              276,037                0.1%
     PACCAR, Inc.                                                                   12,117              791,482                0.2%
     Pall Corp.                                                                      1,700              155,414                0.0%
*    PAM Transportation Services, Inc.                                                 633               27,206                0.0%
     Park-Ohio Holdings Corp.                                                        1,483               78,762                0.0%
     Parker Hannifin Corp.                                                           4,193              532,637                0.1%
*    Patrick Industries, Inc.                                                        1,555               66,430                0.0%
#*   Patriot Transportation Holding, Inc.                                              400               16,944                0.0%
*    Pendrell Corp.                                                                  6,146               10,264                0.0%
     Pentair P.L.C.                                                                  7,294              489,063                0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Industrials -- (Continued)
#*   Performant Financial Corp.                                                      6,812 $             58,788                0.0%
*    PGT, Inc.                                                                       4,678               43,997                0.0%
*    Pike Corp.                                                                      2,564               30,614                0.0%
#    Pitney Bowes, Inc.                                                              8,508              210,488                0.1%
#*   Ply Gem Holdings, Inc.                                                          4,100               46,535                0.0%
*    PMFG, Inc.                                                                        999                5,255                0.0%
#*   Polypore International, Inc.                                                    3,141              137,953                0.0%
#    Powell Industries, Inc.                                                           901               41,023                0.0%
#*   PowerSecure International, Inc.                                                   984               10,991                0.0%
     Precision Castparts Corp.                                                       3,000              662,100                0.1%
     Preformed Line Products Co.                                                       322               18,351                0.0%
     Primoris Services Corp.                                                         6,129              176,025                0.0%
#*   Proto Labs, Inc.                                                                  741               48,439                0.0%
     Quad/Graphics, Inc.                                                               842               18,566                0.0%
*    Quality Distribution, Inc.                                                      1,489               19,297                0.0%
     Quanex Building Products Corp.                                                  3,874               77,557                0.0%
*    Quanta Services, Inc.                                                           6,214              211,773                0.1%
#    Raven Industries, Inc.                                                          3,272               82,945                0.0%
     RBC Bearings, Inc.                                                              2,352              142,884                0.0%
*    RCM Technologies, Inc.                                                            300                2,262                0.0%
     Regal-Beloit Corp.                                                              3,437              243,924                0.1%
#*   Republic Airways Holdings, Inc.                                                 4,503               56,378                0.0%
     Republic Services, Inc.                                                        13,754              528,154                0.1%
     Resources Connection, Inc.                                                      3,398               52,567                0.0%
*    Rexnord Corp.                                                                  10,045              296,830                0.1%
*    Roadrunner Transportation Systems, Inc.                                         3,053               62,922                0.0%
     Robert Half International, Inc.                                                 3,697              202,522                0.0%
     Rockwell Automation, Inc.                                                       2,868              322,220                0.1%
     Rollins, Inc.                                                                   4,510              143,734                0.0%
     Roper Industries, Inc.                                                          3,633              575,104                0.1%
*    RPX Corp.                                                                       5,300               74,465                0.0%
#    RR Donnelley & Sons Co.                                                        20,521              358,091                0.1%
#*   Rush Enterprises, Inc. Class A                                                  2,608               99,365                0.0%
     Ryder System, Inc.                                                              5,774              510,826                0.1%
*    Saia, Inc.                                                                      2,584              126,668                0.0%
#*   Sensata Technologies Holding NV                                                 3,033              148,041                0.0%
     SIFCO Industries, Inc.                                                            157                5,341                0.0%
     Simpson Manufacturing Co., Inc.                                                 4,083              135,066                0.0%
     SkyWest, Inc.                                                                   4,435               51,091                0.0%
*    SL Industries, Inc.                                                               560               25,200                0.0%
     Snap-on, Inc.                                                                   2,500              330,350                0.1%
#*   SolarCity Corp.                                                                 1,200               71,016                0.0%
     Southwest Airlines Co.                                                         38,606            1,331,135                0.3%
*    SP Plus Corp.                                                                     600               13,092                0.0%
*    Spirit Aerosystems Holdings, Inc. Class A                                       6,809              267,866                0.1%
*    Spirit Airlines, Inc.                                                           5,133              375,274                0.1%
     SPX Corp.                                                                       3,471              329,016                0.1%
#*   Standard Register Co. (The)                                                       220                1,126                0.0%
     Standex International Corp.                                                     1,192              102,810                0.0%
     Stanley Black & Decker, Inc.                                                    6,153              576,167                0.1%
     Steelcase, Inc. Class A                                                         9,725              172,327                0.0%
*    Stericycle, Inc.                                                                1,193              150,318                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Industrials -- (Continued)
#*   Sterling Construction Co., Inc.                                                   832 $              7,338                0.0%
#    Sun Hydraulics Corp.                                                            1,817               72,335                0.0%
*    Swift Transportation Co.                                                        9,485              234,279                0.1%
#    TAL International Group, Inc.                                                   3,220              138,879                0.0%
#*   Taser International, Inc.                                                       4,043               76,170                0.0%
*    Team, Inc.                                                                      1,660               69,952                0.0%
*    Tecumseh Products Co.                                                             610                2,251                0.0%
*    Teledyne Technologies, Inc.                                                     2,350              243,530                0.1%
     Tennant Co.                                                                     1,262               93,047                0.0%
#    Terex Corp.                                                                     9,365              269,431                0.1%
     Tetra Tech, Inc.                                                                5,159              138,313                0.0%
     Textainer Group Holdings, Ltd.                                                  5,806              199,959                0.0%
*    Thermon Group Holdings, Inc.                                                    1,294               31,535                0.0%
     Timken Co. (The)                                                                6,856              294,739                0.1%
#    Titan International, Inc.                                                       3,320               35,059                0.0%
#*   Titan Machinery, Inc.                                                           1,637               22,525                0.0%
     Toro Co. (The)                                                                  2,217              136,855                0.0%
     Towers Watson & Co. Class A                                                     2,442              269,328                0.1%
     TransDigm Group, Inc.                                                           1,078              201,618                0.0%
*    TRC Cos., Inc.                                                                  1,036                7,542                0.0%
#*   Trex Co., Inc.                                                                  1,936               83,248                0.0%
*    Trimas Corp.                                                                    3,517              111,348                0.0%
#    Trinity Industries, Inc.                                                       13,370              477,443                0.1%
     Triumph Group, Inc.                                                             4,187              291,541                0.1%
*    TrueBlue, Inc.                                                                  3,640               89,981                0.0%
*    Tutor Perini Corp.                                                              4,450              124,644                0.0%
     Twin Disc, Inc.                                                                 1,100               28,622                0.0%
     Tyco International, Ltd.                                                        4,907              210,658                0.1%
*    Ultralife Corp.                                                                   900                2,853                0.0%
     UniFirst Corp.                                                                  1,405              156,742                0.0%
     Union Pacific Corp.                                                            30,954            3,604,593                0.7%
*    United Continental Holdings, Inc.                                              24,322            1,284,445                0.3%
     United Parcel Service, Inc. Class B                                             6,514              683,384                0.1%
*    United Rentals, Inc.                                                            6,565              722,544                0.2%
#    United Stationers, Inc.                                                         3,103              129,612                0.0%
     United Technologies Corp.                                                      12,279            1,313,853                0.3%
     Universal Forest Products, Inc.                                                 1,415               70,708                0.0%
     Universal Truckload Services, Inc.                                              1,852               48,745                0.0%
#    US Ecology, Inc.                                                                2,310              116,147                0.0%
#*   USA Truck, Inc.                                                                   505                8,535                0.0%
#*   USG Corp.                                                                       4,037              108,434                0.0%
#*   UTi Worldwide, Inc.                                                            10,073              110,098                0.0%
#    Valmont Industries, Inc.                                                        2,227              303,251                0.1%
*    Verisk Analytics, Inc. Class A                                                  3,338              208,124                0.1%
*    Veritiv Corp.                                                                     255               11,503                0.0%
     Viad Corp.                                                                      2,548               64,999                0.0%
*    Vicor Corp.                                                                     1,600               21,776                0.0%
#*   Wabash National Corp.                                                           7,495               77,198                0.0%
*    WABCO Holdings, Inc.                                                            2,122              206,640                0.1%
     Wabtec Corp.                                                                    1,200              103,560                0.0%
     Waste Connections, Inc.                                                         9,738              485,926                0.1%
     Waste Management, Inc.                                                          9,825              480,344                0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Industrials -- (Continued)
#    Watsco, Inc.                                                                    2,518 $            255,879                0.1%
     Watts Water Technologies, Inc. Class A                                          2,837              172,007                0.0%
     Werner Enterprises, Inc.                                                        7,357              202,612                0.1%
#*   Wesco Aircraft Holdings, Inc.                                                   3,750               66,563                0.0%
#*   WESCO International, Inc.                                                       4,200              346,122                0.1%
     West Corp.                                                                      4,070              130,240                0.0%
*    Willis Lease Finance Corp.                                                        400                9,124                0.0%
     Woodward, Inc.                                                                  4,997              255,896                0.1%
#    WW Grainger, Inc.                                                               1,477              364,524                0.1%
*    Xerium Technologies, Inc.                                                         805               12,011                0.0%
#*   XPO Logistics, Inc.                                                             1,024               40,878                0.0%
     Xylem, Inc.                                                                     7,140              259,610                0.1%
                                                                                           -------------------- ------------------
Total Industrials                                                                                    73,896,878               14.5%
                                                                                           -------------------- ------------------
Information Technology -- (16.5%)
#*   3D Systems Corp.                                                                1,697               64,147                0.0%
     Accenture P.L.C. Class A                                                        6,635              538,231                0.1%
*    ACI Worldwide, Inc.                                                            10,143              195,151                0.1%
#*   Acorn Energy, Inc.                                                              1,200                1,260                0.0%
     Activision Blizzard, Inc.                                                      27,130              541,243                0.1%
*    Actua Corp.                                                                     3,848               72,342                0.0%
#*   Actuate Corp.                                                                   5,500               23,595                0.0%
*    Acxiom Corp.                                                                    7,419              139,774                0.0%
*    Adobe Systems, Inc.                                                             2,344              164,361                0.0%
#    ADTRAN, Inc.                                                                    3,700               78,477                0.0%
*    Advanced Energy Industries, Inc.                                                3,977               78,665                0.0%
#*   Advanced Micro Devices, Inc.                                                   29,202               81,766                0.0%
#    Advent Software, Inc.                                                           3,324              114,877                0.0%
#*   Agilysys, Inc.                                                                  1,500               16,950                0.0%
*    Akamai Technologies, Inc.                                                       2,915              175,774                0.0%
*    Alliance Data Systems Corp.                                                     1,245              352,771                0.1%
*    Alpha & Omega Semiconductor, Ltd.                                               1,573               14,582                0.0%
     Altera Corp.                                                                    8,814              302,937                0.1%
     Amdocs, Ltd.                                                                    6,646              315,951                0.1%
     American Software, Inc. Class A                                                 1,755               16,953                0.0%
*    Amkor Technology, Inc.                                                         10,538               71,448                0.0%
     Amphenol Corp. Class A                                                          5,258              265,950                0.1%
*    Amtech Systems, Inc.                                                              400                4,212                0.0%
#*   ANADIGICS, Inc.                                                                 1,360                  966                0.0%
     Analog Devices, Inc.                                                            7,988              396,365                0.1%
     Anixter International, Inc.                                                     2,363              201,257                0.1%
*    ANSYS, Inc.                                                                     2,300              180,688                0.0%
*    AOL, Inc.                                                                       5,956              259,265                0.1%
     Apple, Inc.                                                                   113,939           12,305,412                2.4%
     Applied Materials, Inc.                                                        15,059              332,653                0.1%
*    ARRIS Group, Inc.                                                              12,199              366,214                0.1%
*    Arrow Electronics, Inc.                                                         6,861              390,116                0.1%
*    Aspen Technology, Inc.                                                          3,712              137,084                0.0%
*    Atmel Corp.                                                                    11,100               82,362                0.0%
*    Autodesk, Inc.                                                                  2,200              126,588                0.0%
     Automatic Data Processing, Inc.                                                 4,797              392,299                0.1%
     Avago Technologies, Ltd.                                                        3,100              267,375                0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Information Technology -- (Continued)
*    AVG Technologies NV                                                             4,984 $             89,313                0.0%
#*   Aviat Networks, Inc.                                                            3,735                6,574                0.0%
*    Avid Technology, Inc.                                                           2,744               27,577                0.0%
     Avnet, Inc.                                                                     8,819              381,422                0.1%
     AVX Corp.                                                                       6,101               88,098                0.0%
*    Axcelis Technologies, Inc.                                                      4,200                9,156                0.0%
*    AXT, Inc.                                                                       2,400                5,664                0.0%
#    Badger Meter, Inc.                                                              1,500               85,380                0.0%
#*   Bankrate, Inc.                                                                  7,400               80,364                0.0%
     Bel Fuse, Inc. Class B                                                            700               19,803                0.0%
     Belden, Inc.                                                                    2,262              161,032                0.0%
*    Benchmark Electronics, Inc.                                                     4,214               99,956                0.0%
     Black Box Corp.                                                                 1,262               27,751                0.0%
#    Blackbaud, Inc.                                                                 3,032              134,924                0.0%
#*   Blackhawk Network Holdings, Inc. Class B                                        2,878               96,125                0.0%
*    Blucora, Inc.                                                                   3,873               65,647                0.0%
#    Booz Allen Hamilton Holding Corp.                                               6,189              163,080                0.0%
#*   Bottomline Technologies de, Inc.                                                2,535               63,603                0.0%
     Broadcom Corp. Class A                                                          6,200              259,656                0.1%
     Broadridge Financial Solutions, Inc.                                            6,970              306,192                0.1%
*    BroadVision, Inc.                                                                 200                1,592                0.0%
     Brocade Communications Systems, Inc.                                           39,080              419,328                0.1%
     Brooks Automation, Inc.                                                         5,104               62,932                0.0%
*    Bsquare Corp.                                                                     500                1,955                0.0%
*    BTU International, Inc.                                                           400                1,332                0.0%
     CA, Inc.                                                                       18,498              537,552                0.1%
*    Cabot Microelectronics Corp.                                                    2,165              104,418                0.0%
#*   CACI International, Inc. Class A                                                2,066              170,011                0.0%
#*   Cadence Design Systems, Inc.                                                    8,600              154,370                0.0%
#*   CalAmp Corp.                                                                    1,600               30,848                0.0%
*    Calix, Inc.                                                                     5,315               57,455                0.0%
#*   Carbonite, Inc.                                                                 1,329               14,539                0.0%
#*   Cardtronics, Inc.                                                               3,588              137,743                0.0%
#*   Cascade Microtech, Inc.                                                         1,080               11,599                0.0%
#    Cass Information Systems, Inc.                                                    876               41,645                0.0%
*    CDK Global, Inc.                                                                1,599               53,726                0.0%
     CDW Corp.                                                                       1,903               58,689                0.0%
#*   Ceva, Inc.                                                                      1,230               20,049                0.0%
*    Checkpoint Systems, Inc.                                                        4,200               55,692                0.0%
*    CIBER, Inc.                                                                     4,882               15,964                0.0%
#*   Ciena Corp.                                                                     5,359               89,817                0.0%
#*   Cirrus Logic, Inc.                                                              6,738              130,043                0.0%
     Cisco Systems, Inc.                                                           115,349            2,822,590                0.6%
*    Citrix Systems, Inc.                                                            4,653              298,862                0.1%
#*   Clearfield, Inc.                                                                  600                8,808                0.0%
#*   Cognex Corp.                                                                    2,616              103,489                0.0%
*    Cognizant Technology Solutions Corp. Class A                                    3,816              186,412                0.0%
*    Coherent, Inc.                                                                  1,988              129,518                0.0%
     Cohu, Inc.                                                                      2,599               26,510                0.0%
     Communications Systems, Inc.                                                      400                4,732                0.0%
*    CommVault Systems, Inc.                                                           924               40,970                0.0%
     Computer Sciences Corp.                                                        10,214              616,926                0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Information Technology -- (Continued)
     Computer Task Group, Inc.                                                       1,668 $             14,678                0.0%
     Compuware Corp.                                                                18,820              191,023                0.1%
*    comScore, Inc.                                                                  1,191               50,189                0.0%
     Comtech Telecommunications Corp.                                                1,600               60,912                0.0%
*    Comverse, Inc.                                                                    800               17,440                0.0%
*    Concur Technologies, Inc.                                                       1,121              143,847                0.0%
     Concurrent Computer Corp.                                                       1,400                9,940                0.0%
#*   Constant Contact, Inc.                                                          1,310               46,322                0.0%
#    Convergys Corp.                                                                 8,388              169,186                0.0%
*    Conversant, Inc.                                                               10,423              367,411                0.1%
*    CoreLogic, Inc.                                                                 9,208              288,855                0.1%
#*   CoStar Group, Inc.                                                              1,227              197,657                0.1%
*    Covisint Corp.                                                                  2,639                7,627                0.0%
#*   Cray, Inc.                                                                      2,309               80,030                0.0%
#*   Cree, Inc.                                                                      5,708              179,688                0.0%
#*   Crexendo, Inc.                                                                    100                  284                0.0%
#    CSG Systems International, Inc.                                                 3,464               91,831                0.0%
     CTS Corp.                                                                       1,493               27,471                0.0%
     Daktronics, Inc.                                                                2,912               38,759                0.0%
#*   Datalink Corp.                                                                  1,905               24,098                0.0%
#*   Dealertrack Technologies, Inc.                                                  4,432              208,526                0.1%
#*   Demand Media, Inc.                                                                663                4,668                0.0%
*    Dice Holdings, Inc.                                                             7,764               77,407                0.0%
#    Diebold, Inc.                                                                   2,991              105,971                0.0%
#*   Digi International, Inc.                                                        1,926               15,947                0.0%
#    Digimarc Corp.                                                                    400               11,596                0.0%
*    Digital River, Inc.                                                             2,881               73,667                0.0%
*    Diodes, Inc.                                                                    3,494               90,250                0.0%
     Dolby Laboratories, Inc. Class A                                                3,796              159,128                0.0%
*    Dot Hill Systems Corp.                                                            817                3,227                0.0%
*    DSP Group, Inc.                                                                 1,882               18,237                0.0%
     DST Systems, Inc.                                                               4,028              388,098                0.1%
*    DTS, Inc.                                                                       1,197               35,647                0.0%
#    EarthLink Holdings Corp.                                                        9,445               33,813                0.0%
*    eBay, Inc.                                                                     10,538              553,245                0.1%
#    Ebix, Inc.                                                                      3,114               45,931                0.0%
#*   Echelon Corp.                                                                   1,167                2,451                0.0%
*    EchoStar Corp. Class A                                                          3,056              142,807                0.0%
     Electro Rent Corp.                                                              2,186               33,315                0.0%
#    Electro Scientific Industries, Inc.                                             1,665               11,822                0.0%
*    Electronic Arts, Inc.                                                           4,650              190,510                0.1%
*    Electronics for Imaging, Inc.                                                   3,022              138,166                0.0%
#*   Ellie Mae, Inc.                                                                 1,499               57,532                0.0%
*    eMagin Corp.                                                                      200                  530                0.0%
     EMC Corp.                                                                      44,025            1,264,838                0.3%
*    Emcore Corp.                                                                    1,542                7,957                0.0%
#*   Emulex Corp.                                                                    8,592               48,631                0.0%
#*   EnerNOC, Inc.                                                                   3,307               48,844                0.0%
*    Entegris, Inc.                                                                 11,872              161,222                0.0%
#*   Entropic Communications, Inc.                                                   6,177               15,442                0.0%
*    Envestnet, Inc.                                                                 1,464               65,031                0.0%
#*   EPAM Systems, Inc.                                                              2,493              119,016                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Information Technology -- (Continued)
     EPIQ Systems, Inc.                                                              3,340 $             53,574                0.0%
*    ePlus, Inc.                                                                       624               38,108                0.0%
#    Equinix, Inc.                                                                     691              144,350                0.0%
#*   Euronet Worldwide, Inc.                                                         5,099              273,663                0.1%
#*   Exar Corp.                                                                      4,467               42,660                0.0%
*    ExlService Holdings, Inc.                                                       2,149               60,151                0.0%
*    Extreme Networks, Inc.                                                          4,120               14,791                0.0%
*    F5 Networks, Inc.                                                               1,300              159,874                0.0%
*    Fabrinet                                                                        2,462               44,833                0.0%
*    Facebook, Inc. Class A                                                         11,195              839,513                0.2%
#    FactSet Research Systems, Inc.                                                  1,863              244,873                0.1%
     Fair Isaac Corp.                                                                3,330              207,459                0.1%
*    Fairchild Semiconductor International, Inc.                                    12,052              184,998                0.0%
*    FalconStor Software, Inc.                                                       2,300                2,599                0.0%
#*   FARO Technologies, Inc.                                                         1,300               72,800                0.0%
#    FEI Co.                                                                         1,811              152,631                0.0%
     Fidelity National Information Services, Inc.                                   10,939              638,728                0.1%
#*   Finisar Corp.                                                                  10,080              168,538                0.0%
#*   First Solar, Inc.                                                               7,263              427,791                0.1%
*    Fiserv, Inc.                                                                   11,032              766,503                0.2%
*    FleetCor Technologies, Inc.                                                     1,366              205,665                0.1%
*    FormFactor, Inc.                                                                5,406               43,086                0.0%
     Forrester Research, Inc.                                                        1,323               53,290                0.0%
*    Fortinet, Inc.                                                                  3,600               93,780                0.0%
#*   Freescale Semiconductor, Ltd.                                                   3,035               60,366                0.0%
*    Frequency Electronics, Inc.                                                       400                4,540                0.0%
#*   Gartner, Inc.                                                                   1,984              160,129                0.0%
*    Genpact, Ltd.                                                                  13,527              237,399                0.1%
     Global Payments, Inc.                                                           6,039              486,139                0.1%
*    Google, Inc. Class A                                                            2,213            1,256,696                0.3%
*    Google, Inc. Class C                                                            2,013            1,125,428                0.2%
*    GSI Group, Inc.                                                                 2,146               27,576                0.0%
*    GSI Technology, Inc.                                                            1,016                4,887                0.0%
*    GTT Communications, Inc.                                                        2,462               31,957                0.0%
#*   Guidance Software, Inc.                                                           500                3,365                0.0%
     Hackett Group, Inc. (The)                                                       2,800               19,628                0.0%
#*   Harmonic, Inc.                                                                  9,892               65,980                0.0%
     Harris Corp.                                                                    5,644              392,822                0.1%
#    Heartland Payment Systems, Inc.                                                 2,158              111,461                0.0%
     Hewlett-Packard Co.                                                            86,129            3,090,309                0.6%
*    HomeAway, Inc.                                                                  3,532              123,267                0.0%
#*   Hutchinson Technology, Inc.                                                     2,400                8,568                0.0%
     IAC/InterActiveCorp                                                             6,380              431,862                0.1%
*    ID Systems, Inc.                                                                  100                  750                0.0%
*    Identiv, Inc.                                                                     249                2,328                0.0%
*    IEC Electronics Corp.                                                             450                2,228                0.0%
*    iGATE Corp.                                                                     3,709              137,418                0.0%
*    II-VI, Inc.                                                                     4,368               58,924                0.0%
*    Imation Corp.                                                                   1,900                5,567                0.0%
*    Immersion Corp.                                                                 1,700               14,314                0.0%
*    Infinera Corp.                                                                  7,987              116,051                0.0%
*    Informatica Corp.                                                               3,840              136,934                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Information Technology -- (Continued)
*    Ingram Micro, Inc. Class A                                                     10,867 $            291,670                0.1%
*    Innodata, Inc.                                                                    700                1,848                0.0%
*    Inphi Corp.                                                                     2,200               34,056                0.0%
*    Insight Enterprises, Inc.                                                       4,000               91,000                0.0%
*    Integrated Device Technology, Inc.                                             13,970              229,248                0.1%
     Integrated Silicon Solution, Inc.                                               2,651               36,001                0.0%
     Intel Corp.                                                                   174,364            5,930,120                1.2%
#*   Interactive Intelligence Group, Inc.                                              300               14,478                0.0%
#    InterDigital, Inc.                                                              3,147              155,556                0.0%
#*   Internap Network Services Corp.                                                 4,800               38,448                0.0%
     International Business Machines Corp.                                           8,942            1,470,065                0.3%
*    International Rectifier Corp.                                                   7,178              285,469                0.1%
     Intersil Corp. Class A                                                         12,304              163,520                0.0%
#*   Intevac, Inc.                                                                   1,700               12,580                0.0%
     Intuit, Inc.                                                                    2,740              241,147                0.1%
#*   iPass, Inc.                                                                     2,100                2,814                0.0%
#*   IPG Photonics Corp.                                                             2,500              183,525                0.0%
#*   Itron, Inc.                                                                     3,465              134,892                0.0%
*    Ixia                                                                            7,078               68,161                0.0%
     IXYS Corp.                                                                      2,328               27,168                0.0%
#    j2 Global, Inc.                                                                 3,521              190,451                0.0%
     Jabil Circuit, Inc.                                                            18,215              381,604                0.1%
     Jack Henry & Associates, Inc.                                                   4,216              252,201                0.1%
#*   JDS Uniphase Corp.                                                             13,298              178,991                0.0%
     Juniper Networks, Inc.                                                         13,845              291,714                0.1%
*    Kemet Corp.                                                                     1,223                5,870                0.0%
*    Key Tronic Corp.                                                                  700                5,754                0.0%
     KLA-Tencor Corp.                                                                7,152              566,081                0.1%
#*   Knowles Corp.                                                                   3,338               64,957                0.0%
*    Kofax, Ltd.                                                                     1,400                8,890                0.0%
*    Kulicke & Soffa Industries, Inc.                                                6,802               98,085                0.0%
*    KVH Industries, Inc.                                                              884               11,421                0.0%
     Lam Research Corp.                                                              7,227              562,694                0.1%
*    Lattice Semiconductor Corp.                                                     7,554               50,687                0.0%
     Leidos Holdings, Inc.                                                           6,493              237,449                0.1%
#    Lexmark International, Inc. Class A                                             6,300              271,908                0.1%
#*   Limelight Networks, Inc.                                                        7,507               18,317                0.0%
     Linear Technology Corp.                                                         4,791              205,246                0.1%
*    LinkedIn Corp. Class A                                                            500              114,480                0.0%
*    Lionbridge Technologies, Inc.                                                   7,777               37,563                0.0%
#*   Liquidity Services, Inc.                                                          151                1,930                0.0%
     Littelfuse, Inc.                                                                2,023              197,323                0.1%
*    LoJack Corp.                                                                    1,205                3,398                0.0%
*    Magnachip Semiconductor Corp.                                                   3,805               42,350                0.0%
#*   Manhattan Associates, Inc.                                                      5,332              213,867                0.1%
     Marchex, Inc. Class B                                                           1,400                5,362                0.0%
     Marvell Technology Group, Ltd.                                                 15,570              209,261                0.1%
     MasterCard, Inc. Class A                                                        8,640              723,600                0.2%
#*   Mattersight Corp.                                                                 151                  818                0.0%
     Maxim Integrated Products, Inc.                                                10,679              313,322                0.1%
     MAXIMUS, Inc.                                                                   6,234              302,100                0.1%
#*   MaxLinear, Inc. Class A                                                         1,000                7,090                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Information Technology -- (Continued)
#*   Maxwell Technologies, Inc.                                                      1,381 $             16,102                0.0%
     Mentor Graphics Corp.                                                          11,565              245,062                0.1%
*    Mercury Systems, Inc.                                                           1,313               18,356                0.0%
#    Mesa Laboratories, Inc.                                                           256               19,551                0.0%
     Methode Electronics, Inc.                                                       3,800              149,644                0.0%
     Micrel, Inc.                                                                    4,040               49,046                0.0%
#    Microchip Technology, Inc.                                                      4,670              201,324                0.1%
*    Micron Technology, Inc.                                                        46,607            1,542,226                0.3%
*    Microsemi Corp.                                                                 8,579              223,655                0.1%
     Microsoft Corp.                                                                85,668            4,022,113                0.8%
     MKS Instruments, Inc.                                                           5,038              183,383                0.0%
     MOCON, Inc.                                                                       400                6,172                0.0%
#*   ModusLink Global Solutions, Inc.                                                2,008                7,028                0.0%
#*   MoneyGram International, Inc.                                                   2,487               21,388                0.0%
     Monolithic Power Systems, Inc.                                                  3,036              134,161                0.0%
     Monotype Imaging Holdings, Inc.                                                 3,218               92,067                0.0%
*    Monster Worldwide, Inc.                                                         8,316               32,100                0.0%
#*   MoSys, Inc.                                                                     4,500               12,105                0.0%
     Motorola Solutions, Inc.                                                        8,887              573,211                0.1%
*    Move, Inc.                                                                        546               11,439                0.0%
#    MTS Systems Corp.                                                               1,176               77,628                0.0%
#*   Multi-Fineline Electronix, Inc.                                                 1,449               14,707                0.0%
*    Nanometrics, Inc.                                                               2,275               30,803                0.0%
*    NAPCO Security Technologies, Inc.                                                 990                4,237                0.0%
     National Instruments Corp.                                                      4,387              138,980                0.0%
*    NCI, Inc. Class A                                                                 397                4,041                0.0%
*    NCR Corp.                                                                      15,554              430,379                0.1%
     NetApp, Inc.                                                                   13,576              581,053                0.1%
*    NETGEAR, Inc.                                                                   2,872               97,763                0.0%
#*   Netscout Systems, Inc.                                                          2,794              102,987                0.0%
#*   NetSuite, Inc.                                                                    550               59,763                0.0%
#*   NeuStar, Inc. Class A                                                           2,100               55,461                0.0%
*    Newport Corp.                                                                   2,772               49,591                0.0%
     NIC, Inc.                                                                       4,114               75,821                0.0%
#*   Novatel Wireless, Inc.                                                          1,800                5,130                0.0%
#*   Nuance Communications, Inc.                                                    21,074              325,172                0.1%
#*   Numerex Corp. Class A                                                             800               10,432                0.0%
     NVIDIA Corp.                                                                   20,860              407,604                0.1%
#*   Oclaro, Inc.                                                                    4,670                7,332                0.0%
*    OmniVision Technologies, Inc.                                                   5,271              141,157                0.0%
*    ON Semiconductor Corp.                                                         38,851              322,075                0.1%
     Oplink Communications, Inc.                                                     2,074               43,243                0.0%
     Oracle Corp.                                                                   59,277            2,314,767                0.5%
*    OSI Systems, Inc.                                                               1,600              113,408                0.0%
#*   Palo Alto Networks, Inc.                                                        1,100              116,270                0.0%
*    Pandora Media, Inc.                                                             3,000               57,840                0.0%
*    PAR Technology Corp.                                                              700                3,597                0.0%
     Park Electrochemical Corp.                                                      1,965               50,697                0.0%
     Paychex, Inc.                                                                   7,690              360,969                0.1%
     PC Connection, Inc.                                                             1,700               40,545                0.0%
     PC-Tel, Inc.                                                                      700                5,390                0.0%
*    PCM, Inc.                                                                         700                6,762                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Information Technology -- (Continued)
#*   PDF Solutions, Inc.                                                             1,700 $             22,049                0.0%
     Pegasystems, Inc.                                                               3,684               79,832                0.0%
     Perceptron, Inc.                                                                  800                8,056                0.0%
*    Peregrine Semiconductor Corp.                                                     915               11,373                0.0%
*    Perficient, Inc.                                                                3,179               52,708                0.0%
*    Pericom Semiconductor Corp.                                                     1,840               20,111                0.0%
*    Photronics, Inc.                                                                6,520               58,615                0.0%
*    Planar Systems, Inc.                                                              131                  474                0.0%
     Plantronics, Inc.                                                               3,500              181,545                0.0%
*    Plexus Corp.                                                                    2,938              121,486                0.0%
*    PMC-Sierra, Inc.                                                               16,600              129,314                0.0%
*    Polycom, Inc.                                                                  10,695              139,891                0.0%
#    Power Integrations, Inc.                                                        1,757               88,483                0.0%
*    PRGX Global, Inc.                                                               2,000               10,580                0.0%
#*   Procera Networks, Inc.                                                          1,500               11,235                0.0%
*    Progress Software Corp.                                                         4,875              126,262                0.0%
*    PTC, Inc.                                                                       4,700              179,305                0.0%
     QAD, Inc. Class A                                                               1,497               32,200                0.0%
     QAD, Inc. Class B                                                                 160                2,960                0.0%
*    QLogic Corp.                                                                    6,817               80,509                0.0%
     QUALCOMM, Inc.                                                                 20,304            1,594,067                0.3%
#*   Quantum Corp.                                                                   4,896                6,267                0.0%
#*   QuinStreet, Inc.                                                                2,573               10,421                0.0%
*    Qumu Corp.                                                                        800               11,968                0.0%
#*   Rackspace Hosting, Inc.                                                         6,436              246,885                0.1%
*    Radisys Corp.                                                                   1,829                4,573                0.0%
#*   Rambus, Inc.                                                                    7,258               83,104                0.0%
#*   RealD, Inc.                                                                     3,135               35,488                0.0%
*    RealNetworks, Inc.                                                              7,413               51,150                0.0%
*    RealPage, Inc.                                                                  1,702               33,819                0.0%
*    Red Hat, Inc.                                                                   2,126              125,264                0.0%
     Reis, Inc.                                                                        600               14,040                0.0%
#*   RF Micro Devices, Inc.                                                         20,200              262,802                0.1%
     Richardson Electronics, Ltd.                                                      900                9,009                0.0%
#*   Rightside Group, Ltd.                                                             663                6,279                0.0%
*    Riverbed Technology, Inc.                                                       8,723              165,650                0.0%
*    Rofin-Sinar Technologies, Inc.                                                  1,841               41,220                0.0%
#*   Rogers Corp.                                                                    1,173               80,198                0.0%
#*   Rosetta Stone, Inc.                                                             1,595               15,264                0.0%
*    Rovi Corp.                                                                      6,771              141,378                0.0%
#*   Rubicon Technology, Inc.                                                        1,694                7,504                0.0%
#*   Rudolph Technologies, Inc.                                                      2,708               23,776                0.0%
*    Saba Software, Inc.                                                             1,400               18,760                0.0%
*    Salesforce.com, Inc.                                                            2,145              137,259                0.0%
     SanDisk Corp.                                                                   9,556              899,602                0.2%
*    Sanmina Corp.                                                                   8,115              203,443                0.1%
*    Sapient Corp.                                                                  11,200              193,984                0.1%
*    ScanSource, Inc.                                                                1,900               72,542                0.0%
#*   Seachange International, Inc.                                                   3,525               23,829                0.0%
#    Seagate Technology P.L.C.                                                       6,116              384,268                0.1%
*    Semtech Corp.                                                                   4,384              111,266                0.0%
*    ServiceNow, Inc.                                                                  712               48,366                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Information Technology -- (Continued)
*    ShoreTel, Inc.                                                                  2,000 $             16,180                0.0%
*    Shutterstock, Inc.                                                                849               66,018                0.0%
*    Sigma Designs, Inc.                                                             2,476                9,879                0.0%
#*   Silicon Graphics International Corp.                                            1,468               12,742                0.0%
*    Silicon Image, Inc.                                                             8,600               46,096                0.0%
*    Silicon Laboratories, Inc.                                                      3,026              137,955                0.0%
     Skyworks Solutions, Inc.                                                        9,069              528,179                0.1%
*    SMTC Corp.                                                                      1,100                1,936                0.0%
*    SolarWinds, Inc.                                                                2,900              137,895                0.0%
     Solera Holdings, Inc.                                                           3,042              158,032                0.0%
#*   Sonus Networks, Inc.                                                            9,669               33,551                0.0%
#*   Spansion, Inc. Class A                                                          5,831              120,002                0.0%
#*   Speed Commerce, Inc.                                                              600                1,782                0.0%
*    SS&C Technologies Holdings, Inc.                                                6,500              314,080                0.1%
*    Stamps.com, Inc.                                                                1,221               45,055                0.0%
*    StarTek, Inc.                                                                     700                5,264                0.0%
#*   Stratasys, Ltd.                                                                 1,649              198,474                0.1%
#*   SunEdison, Inc.                                                                 5,401              105,374                0.0%
#*   SunPower Corp.                                                                  6,203              197,504                0.1%
*    Super Micro Computer, Inc.                                                      2,560               81,818                0.0%
*    support.com, Inc.                                                               5,020               10,693                0.0%
*    Sykes Enterprises, Inc.                                                         3,417               73,602                0.0%
     Symantec Corp.                                                                 29,846              740,778                0.2%
#*   Synaptics, Inc.                                                                 3,245              222,055                0.1%
#*   Synchronoss Technologies, Inc.                                                  3,800              196,346                0.1%
     SYNNEX Corp.                                                                    3,649              252,438                0.1%
*    Synopsys, Inc.                                                                 10,217              418,693                0.1%
*    Syntel, Inc.                                                                    1,254              108,609                0.0%
*    Tableau Software, Inc. Class A                                                    400               33,036                0.0%
*    Take-Two Interactive Software, Inc.                                            14,233              376,463                0.1%
     TE Connectivity, Ltd.                                                           6,900              421,797                0.1%
*    Tech Data Corp.                                                                 3,621              216,246                0.1%
*    TeleCommunication Systems, Inc. Class A                                         1,125                3,240                0.0%
#*   Telenav, Inc.                                                                   2,000               14,440                0.0%
*    TeleTech Holdings, Inc.                                                         4,817              124,327                0.0%
#*   Teradata Corp.                                                                  7,146              302,419                0.1%
     Teradyne, Inc.                                                                 13,546              249,246                0.1%
#    Tessco Technologies, Inc.                                                         672               21,336                0.0%
     Tessera Technologies, Inc.                                                      5,070              154,077                0.0%
     Texas Instruments, Inc.                                                        10,938              543,181                0.1%
*    TIBCO Software, Inc.                                                            8,864              207,152                0.1%
*    TiVo, Inc.                                                                      1,105               14,420                0.0%
     Total System Services, Inc.                                                    11,890              401,763                0.1%
     Transact Technologies, Inc.                                                       400                2,292                0.0%
*    Trimble Navigation, Ltd.                                                        7,215              193,795                0.1%
*    TriQuint Semiconductor, Inc.                                                   15,220              329,209                0.1%
#*   TTM Technologies, Inc.                                                          6,986               48,273                0.0%
#*   Twitter, Inc.                                                                   1,000               41,470                0.0%
*    Tyler Technologies, Inc.                                                        1,117              125,015                0.0%
#    Ubiquiti Networks, Inc.                                                         2,227               79,660                0.0%
#*   Ultimate Software Group, Inc. (The)                                               680              102,347                0.0%
*    Ultra Clean Holdings, Inc.                                                      1,300               11,414                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Information Technology -- (Continued)
#*   Ultratech, Inc.                                                                 2,800 $             53,564                0.0%
*    Unisys Corp.                                                                    3,288               84,304                0.0%
     United Online, Inc.                                                             1,294               14,519                0.0%
*    Unwired Planet, Inc.                                                            3,220                4,991                0.0%
*    Vantiv, Inc. Class A                                                            6,256              193,436                0.1%
#*   Veeco Instruments, Inc.                                                         3,544              127,549                0.0%
*    VeriFone Systems, Inc.                                                          6,690              249,269                0.1%
*    Verint Systems, Inc.                                                            2,996              172,240                0.0%
#*   VeriSign, Inc.                                                                  1,800              107,568                0.0%
#*   ViaSat, Inc.                                                                    2,399              150,273                0.0%
*    Viasystems Group, Inc.                                                            804               12,759                0.0%
*    Virtusa Corp.                                                                   2,040               83,599                0.0%
     Visa, Inc. Class A                                                              4,405            1,063,499                0.2%
#    Vishay Intertechnology, Inc.                                                   12,407              167,619                0.0%
*    Vishay Precision Group, Inc.                                                      793               13,473                0.0%
*    VistaPrint NV                                                                   1,285               85,915                0.0%
     Wayside Technology Group, Inc.                                                    200                3,460                0.0%
#*   Web.com Group, Inc.                                                             3,410               70,007                0.0%
#*   WebMD Health Corp.                                                              1,999               85,317                0.0%
*    Westell Technologies, Inc. Class A                                              2,172                2,910                0.0%
     Western Digital Corp.                                                           8,999              885,232                0.2%
#    Western Union Co. (The)                                                        10,251              173,857                0.0%
*    WEX, Inc.                                                                       1,336              151,716                0.0%
#*   Workday, Inc. Class A                                                             626               59,770                0.0%
*    Xcerra Corp.                                                                    3,103               26,344                0.0%
     Xilinx, Inc.                                                                    5,946              264,478                0.1%
*    XO Group, Inc.                                                                  2,465               31,379                0.0%
*    Yahoo!, Inc.                                                                    9,238              425,410                0.1%
#*   Yelp, Inc.                                                                        600               36,000                0.0%
*    Zebra Technologies Corp. Class A                                                4,181              308,349                0.1%
#*   Zillow, Inc. Class A                                                              500               54,365                0.0%
#*   Zix Corp.                                                                       5,819               19,203                0.0%
#*   Zynga, Inc. Class A                                                            51,100              130,305                0.0%
                                                                                           -------------------- ------------------
Total Information Technology                                                                         95,436,412               18.7%
                                                                                           -------------------- ------------------
Materials -- (5.2%)
     A Schulman, Inc.                                                                2,365               83,745                0.0%
#*   AEP Industries, Inc.                                                              875               40,241                0.0%
     Air Products & Chemicals, Inc.                                                  3,000              403,980                0.1%
     Airgas, Inc.                                                                    3,843              428,648                0.1%
#    Albemarle Corp.                                                                 6,938              405,040                0.1%
     Alcoa, Inc.                                                                    50,287              842,810                0.2%
     Allegheny Technologies, Inc.                                                    8,216              269,896                0.1%
#*   Allied Nevada Gold Corp.                                                        1,571                2,184                0.0%
#*   AM Castle & Co.                                                                 1,581               11,620                0.0%
#    American Vanguard Corp.                                                         2,100               24,234                0.0%
     Ampco-Pittsburgh Corp.                                                          1,053               22,945                0.0%
#    Aptargroup, Inc.                                                                5,567              346,490                0.1%
     Ashland, Inc.                                                                   3,833              414,232                0.1%
#    Avery Dennison Corp.                                                            9,095              426,101                0.1%
     Axiall Corp.                                                                    5,138              207,061                0.0%
     Ball Corp.                                                                      3,108              200,248                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Materials -- (Continued)
     Bemis Co., Inc.                                                                 8,548 $            328,842                0.1%
*    Berry Plastics Group, Inc.                                                      4,470              116,309                0.0%
*    Boise Cascade Co.                                                                 306               11,034                0.0%
     Cabot Corp.                                                                     4,742              220,171                0.1%
*    Calgon Carbon Corp.                                                             5,733              120,565                0.0%
     Carpenter Technology Corp.                                                      4,143              207,357                0.0%
*    Century Aluminum Co.                                                            8,251              241,589                0.1%
     CF Industries Holdings, Inc.                                                    3,965            1,030,900                0.2%
     Chase Corp.                                                                       598               21,450                0.0%
*    Chemtura Corp.                                                                  9,802              228,289                0.1%
*    Clearwater Paper Corp.                                                          1,919              123,488                0.0%
#    Cliffs Natural Resources, Inc.                                                  8,970              100,733                0.0%
#*   Codexis, Inc.                                                                   2,200                5,632                0.0%
#*   Coeur Mining, Inc.                                                              8,300               30,710                0.0%
     Commercial Metals Co.                                                          11,472              198,351                0.0%
     Compass Minerals International, Inc.                                            2,983              255,583                0.1%
#*   Contango ORE, Inc.                                                                 20                  155                0.0%
*    Core Molding Technologies, Inc.                                                   283                3,764                0.0%
*    Crown Holdings, Inc.                                                            2,928              140,339                0.0%
     Cytec Industries, Inc.                                                          7,800              363,714                0.1%
     Deltic Timber Corp.                                                               681               44,326                0.0%
     Domtar Corp.                                                                    4,958              203,625                0.0%
     Dow Chemical Co. (The)                                                         33,252            1,642,649                0.3%
     Eagle Materials, Inc.                                                           2,000              174,860                0.0%
     Eastman Chemical Co.                                                           10,394              839,627                0.2%
     Ecolab, Inc.                                                                    3,686              409,994                0.1%
     EI du Pont de Nemours & Co.                                                    15,882            1,098,240                0.2%
*    Ferro Corp.                                                                    15,726              206,325                0.0%
#*   Flotek Industries, Inc.                                                         3,205               71,023                0.0%
     FMC Corp.                                                                       2,976              170,674                0.0%
     Freeport-McMoRan, Inc.                                                         41,691            1,188,193                0.2%
     Friedman Industries, Inc.                                                         400                3,056                0.0%
     FutureFuel Corp.                                                                2,972               39,587                0.0%
#*   General Moly, Inc.                                                              6,663                4,398                0.0%
     Globe Specialty Metals, Inc.                                                    5,499              103,436                0.0%
*    Graphic Packaging Holding Co.                                                  33,959              411,923                0.1%
     Greif, Inc. Class A                                                             2,100               92,526                0.0%
#    Greif, Inc. Class B                                                             1,052               52,831                0.0%
#    Hawkins, Inc.                                                                     817               31,463                0.0%
     Haynes International, Inc.                                                        794               36,913                0.0%
#    HB Fuller Co.                                                                   5,405              226,848                0.1%
#*   Headwaters, Inc.                                                                4,392               55,778                0.0%
#    Hecla Mining Co.                                                               24,464               53,332                0.0%
#*   Horsehead Holding Corp.                                                         4,750               74,622                0.0%
     Huntsman Corp.                                                                 16,769              409,164                0.1%
     Innophos Holdings, Inc.                                                         2,105              119,985                0.0%
     Innospec, Inc.                                                                  2,596              104,801                0.0%
     International Flavors & Fragrances, Inc.                                        1,200              118,980                0.0%
     International Paper Co.                                                        14,162              716,880                0.1%
#*   Intrepid Potash, Inc.                                                           5,959               80,149                0.0%
     Kaiser Aluminum Corp.                                                           1,125               78,244                0.0%
*    KapStone Paper and Packaging Corp.                                              9,968              306,616                0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Materials -- (Continued)
     KMG Chemicals, Inc.                                                               783 $             13,859                0.0%
     Koppers Holdings, Inc.                                                          1,876               74,064                0.0%
*    Kraton Performance Polymers, Inc.                                               2,656               47,516                0.0%
#    Kronos Worldwide, Inc.                                                          4,154               55,830                0.0%
*    Landec Corp.                                                                    2,183               27,484                0.0%
#*   Louisiana-Pacific Corp.                                                        11,287              164,790                0.0%
*    LSB Industries, Inc.                                                            1,632               61,249                0.0%
     LyondellBasell Industries NV Class A                                            9,153              838,689                0.2%
     Martin Marietta Materials, Inc.                                                 2,688              314,281                0.1%
     Materion Corp.                                                                  2,000               78,900                0.0%
#*   McEwen Mining, Inc.                                                             4,528                5,615                0.0%
     MeadWestvaco Corp.                                                              8,916              393,820                0.1%
*    Mercer International, Inc.                                                      3,933               49,477                0.0%
     Minerals Technologies, Inc.                                                     3,338              256,058                0.1%
#*   Molycorp, Inc.                                                                    470                  649                0.0%
     Mosaic Co. (The)                                                               10,173              450,766                0.1%
     Myers Industries, Inc.                                                          3,823               57,116                0.0%
     Neenah Paper, Inc.                                                              1,808              110,306                0.0%
#    NewMarket Corp.                                                                   500              194,005                0.0%
     Newmont Mining Corp.                                                           22,395              420,130                0.1%
     Noranda Aluminum Holding Corp.                                                  5,483               24,180                0.0%
     Nucor Corp.                                                                     9,149              494,595                0.1%
#    Olin Corp.                                                                      7,940              192,466                0.0%
     Olympic Steel, Inc.                                                               600               12,072                0.0%
     OM Group, Inc.                                                                  1,766               45,969                0.0%
#*   OMNOVA Solutions, Inc.                                                          5,202               36,570                0.0%
*    Owens-Illinois, Inc.                                                           17,227              443,940                0.1%
     Packaging Corp. of America                                                      6,186              445,887                0.1%
*    Penford Corp.                                                                     590               11,121                0.0%
     PH Glatfelter Co.                                                               2,300               58,029                0.0%
     PolyOne Corp.                                                                   7,873              291,380                0.1%
     PPG Industries, Inc.                                                            1,366              278,241                0.1%
     Praxair, Inc.                                                                   3,738              470,951                0.1%
#    Quaker Chemical Corp.                                                           1,400              114,912                0.0%
     Reliance Steel & Aluminum Co.                                                   5,704              384,906                0.1%
#*   Rentech, Inc.                                                                   5,699                9,061                0.0%
     Rock-Tenn Co. Class A                                                           8,580              438,867                0.1%
     Rockwood Holdings, Inc.                                                         4,389              337,558                0.1%
#    Royal Gold, Inc.                                                                3,938              225,057                0.1%
     RPM International, Inc.                                                         7,104              321,811                0.1%
*    RTI International Metals, Inc.                                                  3,057               71,992                0.0%
     Schnitzer Steel Industries, Inc. Class A                                        2,700               63,585                0.0%
     Scotts Miracle-Gro Co. (The) Class A                                            3,637              215,456                0.1%
     Sealed Air Corp.                                                                5,588              202,565                0.0%
     Sensient Technologies Corp.                                                     3,678              217,664                0.1%
     Sherwin-Williams Co. (The)                                                        700              160,692                0.0%
     Silgan Holdings, Inc.                                                           6,195              304,546                0.1%
     Sonoco Products Co.                                                             8,242              336,851                0.1%
#    Southern Copper Corp.                                                           2,100               60,438                0.0%
     Steel Dynamics, Inc.                                                           20,176              464,250                0.1%
     Stepan Co.                                                                      1,652               73,151                0.0%
#*   Stillwater Mining Co.                                                          10,155              133,335                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Materials -- (Continued)
#*          SunCoke Energy, Inc.                                                     6,111 $            146,053                0.0%
            TimkenSteel Corp.                                                        2,054               83,351                0.0%
*           Trecora Resources                                                        1,214               15,964                0.0%
            Tronox, Ltd. Class A                                                     3,766               91,062                0.0%
#           United States Lime & Minerals, Inc.                                        400               28,044                0.0%
            United States Steel Corp.                                               11,099              444,404                0.1%
#*          Universal Stainless & Alloy Products, Inc.                                 900               23,139                0.0%
            US Silica Holdings, Inc.                                                 2,398              107,670                0.0%
            Valspar Corp. (The)                                                      2,101              172,618                0.0%
            Vulcan Materials Co.                                                     3,952              243,878                0.1%
#           Walter Energy, Inc.                                                        550                1,325                0.0%
#           Wausau Paper Corp.                                                       2,808               27,771                0.0%
            Westlake Chemical Corp.                                                  6,310              445,170                0.1%
            Worthington Industries, Inc.                                             6,391              247,012                0.1%
*           WR Grace & Co.                                                           1,514              143,224                0.0%
            Zep, Inc.                                                                1,294               20,782                0.0%
                                                                                           -------------------- ------------------
Total Materials                                                                                      29,847,687                5.9%
                                                                                           -------------------- ------------------
Other -- (0.0%)
(Degree)*   Gerber Scientific, Inc. Escrow Shares                                    1,200                   --                0.0%
                                                                                           -------------------- ------------------
Real Estate Investment Trusts -- (0.0%)
            Parkway Properties, Inc.                                                   738               14,797                0.0%
                                                                                           -------------------- ------------------
Telecommunication Services -- (2.7%)
#*          8x8, Inc.                                                                1,219                9,581                0.0%
*           Alteva                                                                     100                  710                0.0%
            AT&T, Inc.                                                             207,036            7,213,134                1.4%
#           Atlantic Tele-Network, Inc.                                              1,279               85,936                0.0%
#*          Boingo Wireless, Inc.                                                      638                4,472                0.0%
            CenturyLink, Inc.                                                       17,622              730,961                0.2%
#*          Cincinnati Bell, Inc.                                                   18,105               66,445                0.0%
            Cogent Communications Holdings, Inc.                                     2,701               91,672                0.0%
#           Consolidated Communications Holdings, Inc.                               3,589               92,955                0.0%
#           Frontier Communications Corp.                                           94,635              618,913                0.1%
*           General Communication, Inc. Class A                                      4,100               48,093                0.0%
#*          HC2 Holdings, Inc.                                                         936                4,961                0.0%
#           IDT Corp. Class B                                                        2,468               40,673                0.0%
            Inteliquent, Inc.                                                        4,593               77,300                0.0%
#*          Intelsat SA                                                              2,709               52,717                0.0%
#*          Iridium Communications, Inc.                                             4,837               45,951                0.0%
*           Level 3 Communications, Inc.                                             5,214              244,589                0.1%
            Lumos Networks Corp.                                                     2,200               37,840                0.0%
#           NTELOS Holdings Corp.                                                    1,700               17,136                0.0%
*           ORBCOMM, Inc.                                                            4,550               28,756                0.0%
*           Premiere Global Services, Inc.                                           4,670               48,895                0.0%
*           SBA Communications Corp. Class A                                         3,117              350,133                0.1%
            Shenandoah Telecommunications Co.                                        1,444               42,728                0.0%
            Spok Holdings, Inc.                                                      1,798               29,199                0.0%
#*          Sprint Corp.                                                            14,511               86,050                0.0%
*           Straight Path Communications, Inc. Class B                                 984               21,254                0.0%
*           T-Mobile US, Inc.                                                        6,336              184,948                0.0%
            Telephone & Data Systems, Inc.                                          10,022              256,964                0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Telecommunication Services -- (Continued)
*    tw telecom, Inc.                                                                6,083 $            260,231                0.1%
#*   United States Cellular Corp.                                                    1,500               54,630                0.0%
     Verizon Communications, Inc.                                                   77,071            3,872,818                0.8%
*    Vonage Holdings Corp.                                                          13,116               45,644                0.0%
     Windstream Holdings, Inc.                                                      53,725              563,038                0.1%
                                                                                           -------------------- ------------------
Total Telecommunication Services                                                                     15,329,327                3.0%
                                                                                           -------------------- ------------------
Utilities -- (2.2%)
     AES Corp.                                                                      10,891              153,236                0.0%
     AGL Resources, Inc.                                                             3,224              173,806                0.0%
#    ALLETE, Inc.                                                                    2,520              131,645                0.0%
     Alliant Energy Corp.                                                            3,065              189,754                0.1%
     Ameren Corp.                                                                    3,533              149,587                0.0%
     American Electric Power Co., Inc.                                               4,018              234,410                0.1%
     American States Water Co.                                                       2,600               93,028                0.0%
     American Water Works Co., Inc.                                                  2,882              153,812                0.0%
     Aqua America, Inc.                                                              6,941              181,854                0.0%
#    Artesian Resources Corp. Class A                                                  400                8,908                0.0%
     Atmos Energy Corp.                                                              3,994              211,682                0.1%
#    Avista Corp.                                                                    3,881              137,581                0.0%
     Black Hills Corp.                                                               3,248              177,763                0.0%
#*   Cadiz, Inc.                                                                       300                2,988                0.0%
     California Water Service Group                                                  3,500               91,105                0.0%
*    Calpine Corp.                                                                  18,589              424,201                0.1%
     CenterPoint Energy, Inc.                                                        6,811              167,210                0.0%
#    Chesapeake Utilities Corp.                                                        892               43,200                0.0%
     Cleco Corp.                                                                     2,372              127,519                0.0%
     CMS Energy Corp.                                                                4,370              142,768                0.0%
#    Connecticut Water Service, Inc.                                                   800               29,736                0.0%
#    Consolidated Edison, Inc.                                                       4,460              282,586                0.1%
#    Consolidated Water Co., Ltd.                                                      959               11,498                0.0%
     Delta Natural Gas Co., Inc.                                                       591               12,245                0.0%
     Dominion Resources, Inc.                                                        4,499              320,779                0.1%
     DTE Energy Co.                                                                  2,500              205,400                0.1%
     Duke Energy Corp.                                                               4,498              369,511                0.1%
*    Dynegy, Inc.                                                                    8,200              250,100                0.1%
     Edison International                                                            2,487              155,636                0.0%
     El Paso Electric Co.                                                            3,000              113,520                0.0%
     Empire District Electric Co. (The)                                              2,837               80,684                0.0%
     Entergy Corp.                                                                   2,716              228,198                0.1%
#    Exelon Corp.                                                                    6,552              239,738                0.1%
     FirstEnergy Corp.                                                               6,318              235,914                0.1%
     Gas Natural, Inc.                                                                 700                7,945                0.0%
#*   Genie Energy, Ltd. Class B                                                      1,601               11,607                0.0%
#    Great Plains Energy, Inc.                                                       6,024              162,226                0.0%
#    Hawaiian Electric Industries, Inc.                                              4,869              137,111                0.0%
#    IDACORP, Inc.                                                                   3,281              207,458                0.1%
     Integrys Energy Group, Inc.                                                     2,195              159,533                0.0%
     ITC Holdings Corp.                                                              5,729              226,926                0.1%
#    Laclede Group, Inc. (The)                                                       2,192              111,288                0.0%
     MDU Resources Group, Inc.                                                       2,781               78,369                0.0%
     MGE Energy, Inc.                                                                2,263              100,636                0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
Utilities -- (Continued)
#           Middlesex Water Co.                                                        748 $             16,867                0.0%
#           National Fuel Gas Co.                                                    2,154              149,121                0.0%
            New Jersey Resources Corp.                                               2,755              161,112                0.0%
            NextEra Energy, Inc.                                                     3,371              337,842                0.1%
            NiSource, Inc.                                                           4,885              205,463                0.1%
#           Northeast Utilities                                                      4,799              236,831                0.1%
#           Northwest Natural Gas Co.                                                1,777               83,395                0.0%
            NorthWestern Corp.                                                       2,782              147,001                0.0%
            NRG Energy, Inc.                                                        11,416              342,252                0.1%
            OGE Energy Corp.                                                         2,800              104,412                0.0%
#           ONE Gas, Inc.                                                            2,415               91,649                0.0%
            Ormat Technologies, Inc.                                                 2,933               84,910                0.0%
#           Otter Tail Corp.                                                         2,643               81,933                0.0%
            Pepco Holdings, Inc.                                                     2,789               76,251                0.0%
            PG&E Corp.                                                               3,779              190,159                0.1%
            Piedmont Natural Gas Co., Inc.                                           3,151              119,769                0.0%
            Pinnacle West Capital Corp.                                              2,793              171,686                0.0%
#           PNM Resources, Inc.                                                      5,540              159,829                0.0%
#           Portland General Electric Co.                                            5,000              182,050                0.1%
            PPL Corp.                                                                4,511              157,840                0.0%
            Public Service Enterprise Group, Inc.                                    3,905              161,315                0.0%
            Questar Corp.                                                            6,360              153,340                0.0%
            RGC Resources, Inc.                                                        100                2,024                0.0%
            SCANA Corp.                                                              2,002              109,890                0.0%
            Sempra Energy                                                            1,853              203,830                0.1%
            SJW Corp.                                                                1,548               49,474                0.0%
            South Jersey Industries, Inc.                                            2,186              128,187                0.0%
            Southern Co. (The)                                                       6,858              317,937                0.1%
            Southwest Gas Corp.                                                      3,200              185,888                0.1%
            TECO Energy, Inc.                                                        9,000              176,490                0.0%
            UGI Corp.                                                               15,457              582,574                0.1%
#           UIL Holdings Corp.                                                       3,390              139,465                0.0%
#           Unitil Corp.                                                             1,246               43,411                0.0%
            Vectren Corp.                                                            3,048              137,008                0.0%
#           Westar Energy, Inc.                                                      4,693              177,442                0.0%
#           WGL Holdings, Inc.                                                       2,691              126,477                0.0%
#           Wisconsin Energy Corp.                                                   3,570              177,286                0.0%
            Xcel Energy, Inc.                                                        7,112              238,039                0.1%
#           York Water Co.                                                             462               10,155                0.0%
                                                                                           -------------------- ------------------
Total Utilities                                                                                      12,955,305                2.5%
                                                                                           -------------------- ------------------
TOTAL COMMON STOCKS                                                                                 510,184,746              100.0%
                                                                                           -------------------- ------------------
RIGHTS/WARRANTS -- (0.0%)
(Degree)*   Leap Wireless International, Inc. Contingent Value Rights                1,200                3,024                0.0%
(Degree)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                            732                   --                0.0%
(Degree)#*  Sears Holdings Corp. Rights 11/07/14                                     6,666                  160                0.0%
                                                                                           -------------------- ------------------
TOTAL RIGHTS/WARRANTS                                                                                     3,184                0.0%
                                                                                           -------------------- ------------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
            State Street Institutional Liquid Reserves, 0.077%                   1,346,847            1,346,847                0.3%
                                                                                           -------------------- ------------------

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                             SHARES               VALUE+          OF NET ASSETS**
                                                                      -------------------- -------------------- -------------------
SECURITIES LENDING COLLATERAL -- (11.4%)
(S)@   DFA Short Term Investment Fund                                            5,658,399 $         65,467,672               12.8%
                                                                                           -------------------- ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $427,613,332)                                          $        577,002,449              113.1%
                                                                                           ==================== ==================

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------------------------------------------------------
                                            LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                                     --------------------   --------------------   --------------------  ----------------------
Common Stocks
     Consumer Discretionary          $         81,766,647                     --                     --  $           81,766,647
     Consumer Staples                          28,016,951                     --                     --              28,016,951
     Energy                                    67,146,399                     --                     --              67,146,399
     Financials                                92,259,069                     --                     --              92,259,069
     Health Care                               13,515,274                     --                     --              13,515,274
     Industrials                               73,896,878                     --                     --              73,896,878
     Information Technology                    95,436,412                     --                     --              95,436,412
     Materials                                 29,847,687                     --                     --              29,847,687
     Other                                             --                     --                     --                      --
     Real Estate Investment Trusts                 14,797                     --                     --                  14,797
     Telecommunication Services                15,329,327                     --                     --              15,329,327
     Utilities                                 12,955,305                     --                     --              12,955,305
Rights/Warrants                                        --   $              3,184                     --                   3,184
Temporary Cash Investments                      1,346,847                     --                     --               1,346,847
Securities Lending Collateral                          --             65,467,672                     --              65,467,672
                                     --------------------   --------------------   --------------------  ----------------------
TOTAL                                $        511,531,593   $         65,470,856                     --  $          577,002,449
                                     ====================   ====================   ====================  ======================

                      U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                October 31, 2014

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
COMMON STOCKS -- (89.5%)
Consumer Discretionary -- (13.1%)
*   1-800-Flowers.com, Inc. Class A                                                    900    $           7,227               0.0%
    Aaron's, Inc.                                                                    4,114              101,863               0.0%
#   Abercrombie & Fitch Co. Class A                                                  3,503              117,280               0.0%
    Advance Auto Parts, Inc.                                                         1,471              216,178               0.1%
#*  Aeropostale, Inc.                                                                1,900                5,719               0.0%
    AH Belo Corp. Class A                                                              200                2,302               0.0%
*   Amazon.com, Inc.                                                                 4,837            1,477,510               0.4%
#*  AMC Networks, Inc. Class A                                                       2,217              134,461               0.0%
#*  America's Car-Mart, Inc.                                                           200                9,196               0.0%
*   American Axle & Manufacturing Holdings, Inc.                                     2,724               52,655               0.0%
#   American Eagle Outfitters, Inc.                                                  7,160               92,149               0.0%
#*  American Public Education, Inc.                                                    300                9,297               0.0%
*   ANN, Inc.                                                                        3,244              124,537               0.0%
*   Apollo Education Group, Inc. Class A                                             2,326               66,663               0.0%
    Arctic Cat, Inc.                                                                   500               16,830               0.0%
*   Asbury Automotive Group, Inc.                                                    1,958              137,138               0.0%
*   Ascena Retail Group, Inc.                                                        7,600               94,620               0.0%
*   Ascent Capital Group, Inc. Class A                                                 600               38,580               0.0%
#   Autoliv, Inc.                                                                    3,097              284,119               0.1%
#*  AutoNation, Inc.                                                                 3,697              211,690               0.1%
#*  AutoZone, Inc.                                                                     500              276,760               0.1%
*   Bally Technologies, Inc.                                                           400               32,160               0.0%
*   Barnes & Noble, Inc.                                                             2,878               62,798               0.0%
    Bassett Furniture Industries, Inc.                                                 500                8,690               0.0%
#   bebe stores, Inc.                                                                3,649                8,356               0.0%
*   Bed Bath & Beyond, Inc.                                                          1,300               87,542               0.0%
*   Belmond, Ltd. Class A                                                            3,642               41,737               0.0%
    Best Buy Co., Inc.                                                              20,971              715,950               0.2%
#   Big 5 Sporting Goods Corp.                                                         911               11,214               0.0%
    Big Lots, Inc.                                                                   4,004              182,783               0.1%
#*  BJ's Restaurants, Inc.                                                           1,590               69,992               0.0%
#*  Blue Nile, Inc.                                                                    271                9,621               0.0%
#   Blyth, Inc.                                                                        400                3,356               0.0%
#   Bob Evans Farms, Inc.                                                            1,100               53,735               0.0%
*   Books-A-Million, Inc.                                                              300                  435               0.0%
    BorgWarner, Inc.                                                                 5,800              330,716               0.1%
*   Bridgepoint Education, Inc.                                                        960               12,134               0.0%
*   Bright Horizons Family Solutions, Inc.                                             299               13,323               0.0%
    Brinker International, Inc.                                                      1,128               60,506               0.0%
    Brown Shoe Co., Inc.                                                             2,300               61,157               0.0%
    Brunswick Corp.                                                                  3,195              149,526               0.0%
#   Buckle, Inc. (The)                                                                 933               46,025               0.0%
#*  Buffalo Wild Wings, Inc.                                                           676              100,913               0.0%
#*  Build-A-Bear Workshop, Inc.                                                        500                8,475               0.0%
    Burger King Worldwide, Inc.                                                      1,300               42,484               0.0%
#*  Cabela's, Inc.                                                                   1,758               84,419               0.0%
#   Cablevision Systems Corp. Class A                                                6,561              122,166               0.0%
    Callaway Golf Co.                                                                2,913               22,838               0.0%
*   Cambium Learning Group, Inc.                                                       900                1,377               0.0%
#   Capella Education Co.                                                              200               14,148               0.0%
#*  Career Education Corp.                                                           2,138               12,400               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Consumer Discretionary -- (Continued)
#*  CarMax, Inc.                                                                     4,415    $         246,843               0.1%
*   Carmike Cinemas, Inc.                                                              957               30,672               0.0%
    Carnival Corp.                                                                   2,900              116,435               0.0%
#   Carriage Services, Inc.                                                            182                3,633               0.0%
*   Carrols Restaurant Group, Inc.                                                     100                  771               0.0%
    Carter's, Inc.                                                                   2,538              198,294               0.1%
    Cato Corp. (The) Class A                                                         2,771               98,842               0.0%
*   Cavco Industries, Inc.                                                             600               43,722               0.0%
    CBS Corp. Class A                                                                  300               16,287               0.0%
    CBS Corp. Class B                                                                5,410              293,330               0.1%
#*  Central European Media Enterprises, Ltd. Class A                                 2,252                5,472               0.0%
*   Charter Communications, Inc. Class A                                             2,741              434,147               0.1%
#   Cheesecake Factory, Inc. (The)                                                   2,000               91,880               0.0%
    Chico's FAS, Inc.                                                                9,335              140,772               0.0%
#   Children's Place, Inc. (The)                                                     1,179               58,066               0.0%
*   Chipotle Mexican Grill, Inc.                                                       500              319,000               0.1%
#   Choice Hotels International, Inc.                                                1,324               70,834               0.0%
*   Christopher & Banks Corp.                                                          600                3,918               0.0%
    Churchill Downs, Inc.                                                              701               71,488               0.0%
#*  Chuy's Holdings, Inc.                                                              553               16,540               0.0%
    Cinemark Holdings, Inc.                                                          5,237              184,971               0.1%
*   Citi Trends, Inc.                                                                  400                9,060               0.0%
    Clear Channel Outdoor Holdings, Inc. Class A                                     2,200               15,972               0.0%
    Coach, Inc.                                                                      2,299               79,040               0.0%
    Collectors Universe, Inc.                                                          299                7,355               0.0%
    Columbia Sportswear Co.                                                          2,600              100,204               0.0%
    Comcast Corp. Class A                                                           53,277            2,948,882               0.7%
    Comcast Corp. Special Class A                                                    8,100              446,634               0.1%
#*  Conn's, Inc.                                                                     1,344               41,812               0.0%
    Cooper Tire & Rubber Co.                                                         1,175               37,847               0.0%
    Core-Mark Holding Co., Inc.                                                        702               40,737               0.0%
#   Cracker Barrel Old Country Store, Inc.                                             836               96,433               0.0%
*   Crocs, Inc.                                                                      4,200               49,056               0.0%
#   CSS Industries, Inc.                                                               242                6,912               0.0%
    CST Brands, Inc.                                                                 6,232              238,374               0.1%
    Culp, Inc.                                                                         400                7,588               0.0%
#*  Cumulus Media, Inc. Class A                                                      3,298               12,730               0.0%
    Dana Holding Corp.                                                              12,577              257,325               0.1%
#   Darden Restaurants, Inc.                                                         3,808              197,178               0.1%
#*  Deckers Outdoor Corp.                                                            1,578              138,012               0.0%
    Delphi Automotive P.L.C.                                                         4,578              315,790               0.1%
#*  Delta Apparel, Inc.                                                                231                2,426               0.0%
#   Destination Maternity Corp.                                                        800               11,984               0.0%
#*  Destination XL Group, Inc.                                                         900                4,716               0.0%
    DeVry Education Group, Inc.                                                      2,799              135,500               0.0%
    Dick's Sporting Goods, Inc.                                                      1,400               63,518               0.0%
    Dillard's, Inc. Class A                                                          2,074              219,346               0.1%
    DineEquity, Inc.                                                                 1,400              124,544               0.0%
*   DIRECTV                                                                          4,985              432,648               0.1%
*   Discovery Communications, Inc.                                                   5,848              204,622               0.1%
*   Discovery Communications, Inc. Class A                                           1,700               60,095               0.0%
*   DISH Network Corp. Class A                                                       4,808              306,029               0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Consumer Discretionary -- (Continued)
*   Dollar General Corp.                                                            10,357    $         649,073               0.2%
*   Dollar Tree, Inc.                                                                3,078              186,434               0.1%
    Domino's Pizza, Inc.                                                             2,051              182,108               0.1%
#*  Dorman Products, Inc.                                                            1,723               79,878               0.0%
    DR Horton, Inc.                                                                 11,461              261,196               0.1%
#*  DreamWorks Animation SKG, Inc. Class A                                           3,248               72,365               0.0%
    Drew Industries, Inc.                                                            1,261               60,604               0.0%
    DSW, Inc. Class A                                                                2,970               88,061               0.0%
#   Dunkin' Brands Group, Inc.                                                       3,763              171,141               0.1%
#*  Education Management Corp.                                                          49                   29               0.0%
    Einstein Noah Restaurant Group, Inc.                                               414                8,384               0.0%
#   Emerson Radio Corp.                                                                900                1,026               0.0%
#*  Entercom Communications Corp. Class A                                            1,037               10,660               0.0%
#   Entravision Communications Corp. Class A                                         1,600                8,256               0.0%
#   Escalade, Inc.                                                                     900               10,296               0.0%
#   Ethan Allen Interiors, Inc.                                                        979               27,706               0.0%
#*  EW Scripps Co. (The) Class A                                                     1,807               34,694               0.0%
    Expedia, Inc.                                                                    1,882              159,914               0.0%
*   Express, Inc.                                                                    3,385               50,673               0.0%
    Family Dollar Stores, Inc.                                                       1,000               78,290               0.0%
*   Famous Dave's Of America, Inc.                                                     400               10,428               0.0%
#*  Federal-Mogul Holdings Corp.                                                     5,433               84,809               0.0%
#*  Fiesta Restaurant Group, Inc.                                                      521               28,733               0.0%
    Finish Line, Inc. (The) Class A                                                  4,245              112,365               0.0%
#*  Five Below, Inc.                                                                 1,500               59,805               0.0%
#   Flexsteel Industries, Inc.                                                          61                2,093               0.0%
    Foot Locker, Inc.                                                                5,251              294,109               0.1%
    Ford Motor Co.                                                                  97,323            1,371,281               0.3%
*   Fossil Group, Inc.                                                               1,049              106,641               0.0%
    Fred's, Inc. Class A                                                               874               13,722               0.0%
#*  FTD Cos., Inc.                                                                     755               26,561               0.0%
#*  Fuel Systems Solutions, Inc.                                                       700                6,461               0.0%
#*  G-III Apparel Group, Ltd.                                                        1,013               80,382               0.0%
*   Gaiam, Inc. Class A                                                                700                5,299               0.0%
#   GameStop Corp. Class A                                                           6,970              298,037               0.1%
*   Gaming Partners International Corp.                                                100                  839               0.0%
    Gannett Co., Inc.                                                                7,622              240,093               0.1%
    Gap, Inc. (The)                                                                  8,940              338,737               0.1%
#   Garmin, Ltd.                                                                     4,900              271,852               0.1%
*   Geeknet, Inc.                                                                       50                  485               0.0%
    General Motors Co.                                                               9,600              301,440               0.1%
*   Genesco, Inc.                                                                    1,502              115,188               0.0%
    Gentex Corp.                                                                     3,224              105,554               0.0%
#*  Gentherm, Inc.                                                                   1,200               50,040               0.0%
    Genuine Parts Co.                                                                2,614              253,767               0.1%
    GNC Holdings, Inc. Class A                                                       5,781              240,316               0.1%
    Goodyear Tire & Rubber Co. (The)                                                 5,700              138,111               0.0%
#*  Gordmans Stores, Inc.                                                              317                  999               0.0%
    Graham Holdings Co. Class B                                                        400              313,440               0.1%
*   Grand Canyon Education, Inc.                                                     1,503               71,994               0.0%
#*  Gray Television, Inc.                                                            4,013               37,080               0.0%
    Group 1 Automotive, Inc.                                                         1,617              138,140               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Consumer Discretionary -- (Continued)
#*  Groupon, Inc.                                                                   17,800    $         130,118               0.0%
    Guess?, Inc.                                                                     3,862               85,621               0.0%
    H&R Block, Inc.                                                                  2,460               79,483               0.0%
    Hanesbrands, Inc.                                                                4,273              451,272               0.1%
    Harley-Davidson, Inc.                                                            3,281              215,562               0.1%
    Harman International Industries, Inc.                                            2,378              255,255               0.1%
    Harte-Hanks, Inc.                                                                1,956               12,734               0.0%
#   Hasbro, Inc.                                                                     3,114              179,148               0.1%
    Haverty Furniture Cos., Inc.                                                       900               19,809               0.0%
*   Helen of Troy, Ltd.                                                              1,670              103,290               0.0%
#*  Hibbett Sports, Inc.                                                               400               18,156               0.0%
    Home Depot, Inc. (The)                                                          25,280            2,465,306               0.6%
    Hooker Furniture Corp.                                                             300                4,587               0.0%
    HSN, Inc.                                                                        3,043              201,051               0.1%
*   Hyatt Hotels Corp. Class A                                                       1,252               74,143               0.0%
#*  Iconix Brand Group, Inc.                                                         3,188              127,552               0.0%
    International Game Technology                                                    5,400               88,506               0.0%
    International Speedway Corp. Class A                                               400               12,532               0.0%
    Interpublic Group of Cos., Inc. (The)                                            8,900              172,571               0.1%
    Interval Leisure Group, Inc.                                                     1,171               24,638               0.0%
#*  iRobot Corp.                                                                     1,368               48,865               0.0%
#*  Isle of Capri Casinos, Inc.                                                        970                7,207               0.0%
#*  ITT Educational Services, Inc.                                                     500                5,055               0.0%
    Jack in the Box, Inc.                                                            1,660              117,926               0.0%
#*  JAKKS Pacific, Inc.                                                                496                3,164               0.0%
*   Jarden Corp.                                                                       750               48,818               0.0%
#*  JC Penney Co., Inc.                                                              9,587               72,957               0.0%
    John Wiley & Sons, Inc. Class A                                                  2,101              122,677               0.0%
    Johnson Controls, Inc.                                                          10,887              514,411               0.1%
#*  Journal Communications, Inc. Class A                                             1,300               12,753               0.0%
*   K12, Inc.                                                                          764                9,474               0.0%
#*  Kate Spade & Co.                                                                 3,226               87,521               0.0%
#   KB Home                                                                          3,690               58,081               0.0%
#*  Kirkland's, Inc.                                                                   500                8,900               0.0%
    Kohl's Corp.                                                                     8,791              476,648               0.1%
#*  Krispy Kreme Doughnuts, Inc.                                                       603               11,409               0.0%
    L Brands, Inc.                                                                   4,900              353,388               0.1%
    La-Z-Boy, Inc.                                                                   2,044               46,726               0.0%
#   Lamar Advertising Co. Class A                                                    3,266              168,689               0.1%
#*  Lands' End, Inc.                                                                 1,108               52,597               0.0%
    Las Vegas Sands Corp.                                                            3,041              189,333               0.1%
*   LeapFrog Enterprises, Inc.                                                       3,899               20,743               0.0%
    Lear Corp.                                                                       1,813              167,702               0.1%
#   Leggett & Platt, Inc.                                                            5,817              229,073               0.1%
#   Lennar Corp. Class A                                                             4,000              172,320               0.1%
    Lennar Corp. Class B                                                               400               14,044               0.0%
#*  Libbey, Inc.                                                                     1,981               56,954               0.0%
#*  Liberty Global P.L.C. Class A                                                    4,867              221,302               0.1%
*   Liberty Global P.L.C. Class C                                                   11,451              509,226               0.1%
*   Liberty Interactive Corp. Class A                                               16,010              418,501               0.1%
*   Liberty Media Corp.                                                              6,486              310,874               0.1%
*   Liberty Media Corp. Class A                                                      3,226              154,913               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Consumer Discretionary -- (Continued)
*   Liberty Media Corp. Class B                                                         17    $             796               0.0%
*   Liberty Tax, Inc.                                                                  316               11,973               0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                                       2,748               86,782               0.0%
*   Liberty Ventures Series A                                                        5,091              178,694               0.1%
#*  Life Time Fitness, Inc.                                                          1,000               55,770               0.0%
#   Lifetime Brands, Inc.                                                              500                8,555               0.0%
*   LIN Media LLC Class A                                                            1,100               26,323               0.0%
#   Lions Gate Entertainment Corp.                                                   3,350              110,986               0.0%
    Lithia Motors, Inc. Class A                                                      1,697              131,721               0.0%
*   Live Nation Entertainment, Inc.                                                  8,415              218,790               0.1%
*   LKQ Corp.                                                                        8,810              251,702               0.1%
*   Loral Space & Communications, Inc.                                                 620               47,430               0.0%
    Lowe's Cos., Inc.                                                               16,224              928,013               0.2%
#*  Lululemon Athletica, Inc.                                                        1,667               69,431               0.0%
#*  Lumber Liquidators Holdings, Inc.                                                  594               31,939               0.0%
*   M/I Homes, Inc.                                                                  1,948               41,960               0.0%
    Macy's, Inc.                                                                       500               28,910               0.0%
*   Madison Square Garden Co. (The) Class A                                          2,781              210,689               0.1%
    Marcus Corp. (The)                                                                 300                5,139               0.0%
#   Marine Products Corp.                                                              700                5,908               0.0%
#*  MarineMax, Inc.                                                                    700               13,419               0.0%
#   Marriott International, Inc. Class A                                             7,025              532,144               0.1%
    Marriott Vacations Worldwide Corp.                                               1,442              100,132               0.0%
#*  Martha Stewart Living Omnimedia, Inc. Class A                                      700                3,031               0.0%
    Mattel, Inc.                                                                     7,205              223,859               0.1%
*   McClatchy Co. (The) Class A                                                      2,425                8,633               0.0%
    McDonald's Corp.                                                                13,327            1,249,140               0.3%
#   MDC Holdings, Inc.                                                               3,445               84,127               0.0%
#*  Media General, Inc. Class A                                                        600                8,964               0.0%
#   Men's Wearhouse, Inc. (The)                                                      4,200              197,526               0.1%
#   Meredith Corp.                                                                   1,642               85,614               0.0%
*   Meritage Homes Corp.                                                             1,663               61,182               0.0%
*   MGM Resorts International                                                       21,410              497,782               0.1%
*   Michael Kors Holdings, Ltd.                                                      4,611              362,378               0.1%
#*  Modine Manufacturing Co.                                                         2,400               30,792               0.0%
*   Mohawk Industries, Inc.                                                          2,867              407,229               0.1%
#   Monro Muffler Brake, Inc.                                                        1,075               57,448               0.0%
    Morningstar, Inc.                                                                1,663              113,500               0.0%
*   Motorcar Parts of America, Inc.                                                    440               12,778               0.0%
    Movado Group, Inc.                                                                 805               28,417               0.0%
*   Murphy USA, Inc.                                                                 1,991              114,084               0.0%
    NACCO Industries, Inc. Class A                                                     300               17,571               0.0%
#*  Nathan's Famous, Inc.                                                              200               14,376               0.0%
#   National CineMedia, Inc.                                                         3,817               60,690               0.0%
*   Nautilus, Inc.                                                                     913               12,216               0.0%
*   Netflix, Inc.                                                                      600              235,662               0.1%
*   New York & Co., Inc.                                                             1,300                4,251               0.0%
#   New York Times Co. (The) Class A                                                 6,900               88,596               0.0%
    Newell Rubbermaid, Inc.                                                          5,896              196,514               0.1%
*   News Corp. Class A                                                               7,731              119,676               0.0%
#*  News Corp. Class B                                                               2,775               41,764               0.0%
#   Nexstar Broadcasting Group, Inc. Class A                                         1,469               66,281               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Consumer Discretionary -- (Continued)
    NIKE, Inc. Class B                                                              16,931    $       1,574,075               0.4%
    Nordstrom, Inc.                                                                  2,800              203,308               0.1%
    Nutrisystem, Inc.                                                                  967               16,284               0.0%
*   NVR, Inc.                                                                          200              245,516               0.1%
*   O'Reilly Automotive, Inc.                                                        2,228              391,861               0.1%
#*  Office Depot, Inc.                                                              24,090              125,750               0.0%
    Omnicom Group, Inc.                                                              5,423              389,697               0.1%
*   Orbitz Worldwide, Inc.                                                           2,761               22,833               0.0%
#*  Outerwall, Inc.                                                                  1,100               69,597               0.0%
*   Overstock.com, Inc.                                                                299                6,913               0.0%
#   Oxford Industries, Inc.                                                            800               49,000               0.0%
*   Pacific Sunwear of California, Inc.                                              1,600                2,432               0.0%
#*  Panera Bread Co. Class A                                                           363               58,675               0.0%
#   Papa John's International, Inc.                                                    894               41,803               0.0%
#*  Penn National Gaming, Inc.                                                       5,620               73,566               0.0%
    Penske Automotive Group, Inc.                                                    3,300              149,292               0.0%
*   Pep Boys-Manny, Moe & Jack (The)                                                 1,600               15,248               0.0%
#*  Perry Ellis International, Inc.                                                    600               12,270               0.0%
#   PetMed Express, Inc.                                                               500                6,605               0.0%
#   PetSmart, Inc.                                                                   1,100               79,585               0.0%
    Pier 1 Imports, Inc.                                                             3,100               39,990               0.0%
#   Polaris Industries, Inc.                                                         1,392              209,997               0.1%
    Pool Corp.                                                                       1,100               65,670               0.0%
*   Popeyes Louisiana Kitchen, Inc.                                                    875               40,556               0.0%
*   Priceline Group, Inc. (The)                                                        400              482,484               0.1%
    PulteGroup, Inc.                                                                 5,586              107,195               0.0%
    PVH Corp.                                                                        3,366              384,902               0.1%
#*  Quiksilver, Inc.                                                                 6,800               11,900               0.0%
#*  Radio One, Inc. Class D                                                            897                2,234               0.0%
#*  RadioShack Corp.                                                                 1,955                1,799               0.0%
    Ralph Lauren Corp.                                                               1,300              214,292               0.1%
*   Red Lion Hotels Corp.                                                              171                  970               0.0%
#*  Red Robin Gourmet Burgers, Inc.                                                    656               36,060               0.0%
#   Regal Entertainment Group Class A                                                6,595              146,079               0.0%
    Regis Corp.                                                                        798               13,550               0.0%
    Rent-A-Center, Inc.                                                              2,336               72,346               0.0%
#*  Rentrak Corp.                                                                      200               15,374               0.0%
#*  Restoration Hardware Holdings, Inc.                                                400               32,128               0.0%
    Ross Stores, Inc.                                                                4,783              386,084               0.1%
    Royal Caribbean Cruises, Ltd.                                                    3,225              219,203               0.1%
*   Ruby Tuesday, Inc.                                                               2,590               19,891               0.0%
    Ruth's Hospitality Group, Inc.                                                   1,400               17,038               0.0%
#   Ryland Group, Inc. (The)                                                         1,600               57,296               0.0%
    Saga Communications, Inc. Class A                                                  133                5,333               0.0%
#   Salem Communications Corp. Class A                                                 400                3,084               0.0%
*   Sally Beauty Holdings, Inc.                                                      3,806              111,554               0.0%
#   Scholastic Corp.                                                                   800               27,848               0.0%
#*  Scientific Games Corp. Class A                                                   1,408               16,572               0.0%
#   Scripps Networks Interactive, Inc. Class A                                       3,064              236,663               0.1%
#*  Sears Holdings Corp.                                                             3,684              128,645               0.0%
#   SeaWorld Entertainment, Inc.                                                     1,156               22,241               0.0%
#*  Select Comfort Corp.                                                             4,528              116,324               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Consumer Discretionary -- (Continued)
    Service Corp. International                                                      5,767    $         126,124               0.0%
#*  Shiloh Industries, Inc.                                                            200                3,408               0.0%
#   Shoe Carnival, Inc.                                                                870               16,008               0.0%
*   Shutterfly, Inc.                                                                 1,200               50,196               0.0%
    Signet Jewelers, Ltd.                                                            1,746              209,537               0.1%
#   Sinclair Broadcast Group, Inc. Class A                                           1,200               34,860               0.0%
#*  Sirius XM Holdings, Inc.                                                        36,864              126,444               0.0%
    Six Flags Entertainment Corp.                                                    3,240              130,572               0.0%
*   Sizmek, Inc.                                                                     1,000                5,730               0.0%
#*  Skechers U.S.A., Inc. Class A                                                    1,833              100,357               0.0%
*   Skullcandy, Inc.                                                                   764                6,372               0.0%
*   Skyline Corp.                                                                      100                  366               0.0%
    Sonic Automotive, Inc. Class A                                                   2,560               63,718               0.0%
#*  Sonic Corp.                                                                      2,800               70,588               0.0%
#   Sotheby's                                                                        1,520               60,283               0.0%
    Speedway Motorsports, Inc.                                                         339                6,634               0.0%
    Stage Stores, Inc.                                                                 891               15,031               0.0%
    Standard Motor Products, Inc.                                                    1,200               47,424               0.0%
#*  Standard Pacific Corp.                                                          11,181               82,739               0.0%
*   Stanley Furniture Co., Inc.                                                        264                  766               0.0%
#   Staples, Inc.                                                                   26,269              333,091               0.1%
    Starbucks Corp.                                                                  7,625              576,145               0.1%
    Starwood Hotels & Resorts Worldwide, Inc.                                        2,655              203,532               0.1%
#*  Starz                                                                            4,635              143,222               0.0%
*   Starz Class B                                                                       17                  525               0.0%
    Stein Mart, Inc.                                                                 1,256               16,805               0.0%
*   Steiner Leisure, Ltd.                                                              252               10,629               0.0%
*   Steven Madden, Ltd.                                                              3,453              108,252               0.0%
#*  Stoneridge, Inc.                                                                   400                5,196               0.0%
    Strattec Security Corp.                                                            130               13,484               0.0%
*   Strayer Education, Inc.                                                            203               14,858               0.0%
#   Sturm Ruger & Co., Inc.                                                            489               20,382               0.0%
#*  Systemax, Inc.                                                                     600                9,180               0.0%
    Target Corp.                                                                     6,900              426,558               0.1%
*   Taylor Morrison Home Corp. Class A                                                 900               15,516               0.0%
*   Tempur Sealy International, Inc.                                                 2,382              125,388               0.0%
*   Tenneco, Inc.                                                                      400               20,944               0.0%
#*  Tesla Motors, Inc.                                                               1,244              300,675               0.1%
#   Texas Roadhouse, Inc.                                                            3,421               98,764               0.0%
#   Thor Industries, Inc.                                                            2,200              116,358               0.0%
    Tiffany & Co.                                                                    3,178              305,469               0.1%
    Time Warner Cable, Inc.                                                          3,936              579,419               0.1%
    Time Warner, Inc.                                                               22,360            1,776,949               0.4%
*   Time, Inc.                                                                       2,795               63,139               0.0%
    TJX Cos., Inc. (The)                                                            16,192            1,025,277               0.3%
*   Tower International, Inc.                                                          297                7,217               0.0%
    Town Sports International Holdings, Inc.                                           600                3,552               0.0%
#   Tractor Supply Co.                                                               2,800              205,016               0.1%
    Trans World Entertainment Corp.                                                  1,000                3,300               0.0%
*   TripAdvisor, Inc.                                                                2,100              186,186               0.1%
*   TRW Automotive Holdings Corp.                                                    3,360              340,536               0.1%
#*  Tuesday Morning Corp.                                                            1,000               20,390               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Consumer Discretionary -- (Continued)
#*  Tumi Holdings, Inc.                                                              2,361    $          49,038               0.0%
    Tupperware Brands Corp.                                                          2,350              149,812               0.0%
    Twenty-First Century Fox, Inc. Class A                                          30,924            1,066,260               0.3%
    Twenty-First Century Fox, Inc. Class B                                           8,700              288,579               0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.                                           1,400              169,134               0.1%
#*  Under Armour, Inc. Class A                                                       2,800              183,624               0.1%
*   Unifi, Inc.                                                                        690               19,299               0.0%
*   Universal Electronics, Inc.                                                        755               42,952               0.0%
#*  UQM Technologies, Inc.                                                             252                  280               0.0%
*   Urban Outfitters, Inc.                                                           5,318              161,454               0.0%
*   US Auto Parts Network, Inc.                                                        600                1,620               0.0%
    Vail Resorts, Inc.                                                               1,275              110,109               0.0%
*   Valuevision Media, Inc. Class A                                                    500                2,830               0.0%
#*  Vera Bradley, Inc.                                                                 856               19,517               0.0%
    VF Corp.                                                                         5,856              396,334               0.1%
    Viacom, Inc. Class A                                                               400               29,224               0.0%
    Viacom, Inc. Class B                                                             5,361              389,637               0.1%
*   Visteon Corp.                                                                    2,540              238,506               0.1%
#*  Vitamin Shoppe, Inc.                                                             1,630               76,496               0.0%
#*  VOXX International Corp.                                                           518                4,419               0.0%
    Walt Disney Co. (The)                                                           30,414            2,779,231               0.7%
#   Weight Watchers International, Inc.                                              1,686               43,920               0.0%
#   Wendy's Co. (The)                                                               14,715              118,014               0.0%
*   West Marine, Inc.                                                                  591                5,815               0.0%
    Weyco Group, Inc.                                                                  389               12,117               0.0%
    Whirlpool Corp.                                                                  3,000              516,150               0.1%
*   William Lyon Homes Class A                                                         500               11,830               0.0%
#   Williams-Sonoma, Inc.                                                            4,117              267,729               0.1%
#*  Winnebago Industries, Inc.                                                       1,598               33,894               0.0%
#   Wolverine World Wide, Inc.                                                       3,000               81,420               0.0%
#   World Wrestling Entertainment, Inc. Class A                                      1,025               12,659               0.0%
    Wyndham Worldwide Corp.                                                          3,700              287,379               0.1%
    Yum! Brands, Inc.                                                                2,287              164,275               0.0%
*   Zumiez, Inc.                                                                     2,090               69,764               0.0%
                                                                                              -----------------    --------------
Total Consumer Discretionary                                                                         61,896,541              14.5%
                                                                                              -----------------    --------------
Consumer Staples -- (6.5%)
#   Alico, Inc.                                                                        229                8,450               0.0%
    Altria Group, Inc.                                                              64,455            3,115,755               0.7%
    Andersons, Inc. (The)                                                              817               52,067               0.0%
    Archer-Daniels-Midland Co.                                                       7,539              354,333               0.1%
#   Avon Products, Inc.                                                              8,406               87,422               0.0%
    B&G Foods, Inc.                                                                  1,781               52,468               0.0%
#*  Boston Beer Co., Inc. (The) Class A                                                500              124,500               0.0%
*   Boulder Brands, Inc.                                                             2,449               21,747               0.0%
    Brown-Forman Corp. Class A                                                         400               36,356               0.0%
    Brown-Forman Corp. Class B                                                       1,950              180,707               0.0%
    Bunge, Ltd.                                                                      2,000              177,300               0.0%
#   Cal-Maine Foods, Inc.                                                              600               52,674               0.0%
    Calavo Growers, Inc.                                                               440               21,358               0.0%
#   Campbell Soup Co.                                                                6,013              265,594               0.1%
#   Casey's General Stores, Inc.                                                     3,017              247,002               0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Consumer Staples -- (Continued)
*   Central Garden and Pet Co.                                                         300    $           2,394               0.0%
#*  Central Garden and Pet Co. Class A                                               2,233               19,181               0.0%
#*  Chefs' Warehouse, Inc. (The)                                                       407                7,273               0.0%
*   Chiquita Brands International, Inc.                                              1,200               17,316               0.0%
    Church & Dwight Co., Inc.                                                        2,600              188,266               0.1%
#   Clorox Co. (The)                                                                 4,663              463,969               0.1%
#   Coca-Cola Bottling Co. Consolidated                                                130               11,757               0.0%
    Coca-Cola Co. (The)                                                             34,630            1,450,304               0.3%
    Coca-Cola Enterprises, Inc.                                                      8,928              387,029               0.1%
    Colgate-Palmolive Co.                                                           19,889            1,330,176               0.3%
    ConAgra Foods, Inc.                                                              7,608              261,335               0.1%
*   Constellation Brands, Inc. Class A                                               5,918              541,734               0.1%
    Costco Wholesale Corp.                                                           7,202              960,531               0.2%
#*  Craft Brew Alliance, Inc.                                                          500                6,940               0.0%
*   Crimson Wine Group, Ltd.                                                           265                2,412               0.0%
    CVS Health Corp.                                                                27,329            2,345,101               0.6%
#*  Darling International, Inc.                                                      4,268               75,117               0.0%
#   Dean Foods Co.                                                                   4,921               72,388               0.0%
    Dr Pepper Snapple Group, Inc.                                                    5,097              352,967               0.1%
    Energizer Holdings, Inc.                                                         2,528              310,059               0.1%
    Estee Lauder Cos., Inc. (The) Class A                                            7,028              528,365               0.1%
    Flowers Foods, Inc.                                                              7,330              139,270               0.0%
    Fresh Del Monte Produce, Inc.                                                    2,290               73,532               0.0%
#*  Fresh Market, Inc. (The)                                                         1,517               55,689               0.0%
    General Mills, Inc.                                                              7,297              379,152               0.1%
#*  Hain Celestial Group, Inc. (The)                                                 1,127              121,998               0.0%
#   Herbalife, Ltd.                                                                  1,600               83,936               0.0%
    Hershey Co. (The)                                                                1,673              160,457               0.0%
    Hormel Foods Corp.                                                               4,198              226,314               0.1%
    Ingles Markets, Inc. Class A                                                       687               18,480               0.0%
#   Ingredion, Inc.                                                                  1,760              135,960               0.0%
    Inter Parfums, Inc.                                                                866               24,594               0.0%
*   Inventure Foods, Inc.                                                              521                6,898               0.0%
    J&J Snack Foods Corp.                                                              800               82,424               0.0%
    JM Smucker Co. (The)                                                             3,894              404,976               0.1%
    John B. Sanfilippo & Son, Inc.                                                      84                3,121               0.0%
    Kellogg Co.                                                                      3,200              204,672               0.1%
    Keurig Green Mountain, Inc.                                                      2,259              342,803               0.1%
    Kimberly-Clark Corp.                                                             2,920              333,668               0.1%
    Kraft Foods Group, Inc.                                                         13,496              760,500               0.2%
    Kroger Co. (The)                                                                 9,750              543,173               0.1%
    Lancaster Colony Corp.                                                           1,037               94,875               0.0%
    Lorillard, Inc.                                                                  3,373              207,440               0.1%
*   Mannatech, Inc.                                                                     15                  219               0.0%
#   McCormick & Co., Inc.                                                            2,576              182,175               0.1%
    Mead Johnson Nutrition Co.                                                       2,563              254,532               0.1%
#*  Medifast, Inc.                                                                     500               15,870               0.0%
    Molson Coors Brewing Co. Class B                                                 4,789              356,206               0.1%
    Mondelez International, Inc. Class A                                             8,410              296,537               0.1%
*   Monster Beverage Corp.                                                           3,006              303,245               0.1%
#*  National Beverage Corp.                                                          1,407               35,344               0.0%
#   Nu Skin Enterprises, Inc. Class A                                                  600               31,698               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Consumer Staples -- (Continued)
    Oil-Dri Corp. of America                                                           202    $           6,096               0.0%
#   Orchids Paper Products Co.                                                         333                9,577               0.0%
*   Pantry, Inc. (The)                                                               1,851               47,700               0.0%
    PepsiCo, Inc.                                                                   22,195            2,134,493               0.5%
    Philip Morris International, Inc.                                               21,007            1,869,833               0.4%
#*  Pilgrim's Pride Corp.                                                            3,106               88,241               0.0%
#*  Post Holdings, Inc.                                                              1,326               49,725               0.0%
    Pricesmart, Inc.                                                                   946               84,222               0.0%
    Procter & Gamble Co. (The)                                                      30,971            2,702,839               0.6%
    Reliv International, Inc.                                                          400                  484               0.0%
#*  Revlon, Inc. Class A                                                             1,661               56,972               0.0%
    Reynolds American, Inc.                                                          5,600              352,296               0.1%
*   Rite Aid Corp.                                                                  18,583               97,561               0.0%
    Safeway, Inc.                                                                   10,882              379,347               0.1%
#   Sanderson Farms, Inc.                                                              930               78,101               0.0%
#*  Seneca Foods Corp. Class A                                                         129                3,468               0.0%
    Snyder's-Lance, Inc.                                                             2,204               65,657               0.0%
    SpartanNash Co.                                                                  1,202               26,937               0.0%
    Spectrum Brands Holdings, Inc.                                                   2,061              186,706               0.1%
*   SUPERVALU, Inc.                                                                 12,612              108,842               0.0%
    Sysco Corp.                                                                      7,783              299,957               0.1%
#   Tootsie Roll Industries, Inc.                                                    1,348               39,968               0.0%
#*  TreeHouse Foods, Inc.                                                            2,726              232,173               0.1%
    Tyson Foods, Inc. Class A                                                        5,283              213,169               0.1%
#*  United Natural Foods, Inc.                                                       1,611              109,580               0.0%
#   Universal Corp.                                                                    427               19,002               0.0%
#*  USANA Health Sciences, Inc.                                                        400               45,592               0.0%
    Wal-Mart Stores, Inc.                                                           10,390              792,445               0.2%
    Walgreen Co.                                                                     4,665              299,586               0.1%
    WD-40 Co.                                                                          755               57,886               0.0%
#   Weis Markets, Inc.                                                                 606               27,052               0.0%
*   WhiteWave Foods Co. (The) Class A                                                6,094              226,880               0.1%
#   Whole Foods Market, Inc.                                                         7,000              275,310               0.1%
                                                                                              -----------------    --------------
Total Consumer Staples                                                                               30,999,802               7.3%
                                                                                              -----------------    --------------
Energy -- (8.4%)
    Adams Resources & Energy, Inc.                                                     200                8,410               0.0%
#   Alon USA Energy, Inc.                                                            2,719               43,613               0.0%
#*  Alpha Natural Resources, Inc.                                                   11,598               22,732               0.0%
    Anadarko Petroleum Corp.                                                         6,803              624,379               0.2%
    Apache Corp.                                                                     6,912              533,606               0.1%
#*  Approach Resources, Inc.                                                         1,205               11,929               0.0%
#   Arch Coal, Inc.                                                                 12,669               27,365               0.0%
*   Atwood Oceanics, Inc.                                                            3,461              140,690               0.0%
    Baker Hughes, Inc.                                                               8,042              425,904               0.1%
*   Basic Energy Services, Inc.                                                      2,566               33,101               0.0%
#*  Bill Barrett Corp.                                                               2,201               33,455               0.0%
    Bolt Technology Corp.                                                              800               17,544               0.0%
*   Bonanza Creek Energy, Inc.                                                       3,292              148,930               0.0%
#*  BPZ Resources, Inc.                                                              3,512                4,355               0.0%
#   Bristow Group, Inc.                                                              1,857              137,232               0.0%
#*  C&J Energy Services, Inc.                                                        2,419               46,711               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Energy -- (Continued)
    Cabot Oil & Gas Corp.                                                           14,900    $         463,390               0.1%
*   Callon Petroleum Co.                                                             1,690               11,086               0.0%
*   Cameron International Corp.                                                      4,678              278,575               0.1%
#   CARBO Ceramics, Inc.                                                               700               36,169               0.0%
*   Carrizo Oil & Gas, Inc.                                                          3,123              162,209               0.0%
*   Cheniere Energy, Inc.                                                            4,199              314,925               0.1%
    Chesapeake Energy Corp.                                                         18,304              405,983               0.1%
    Chevron Corp.                                                                   31,201            3,742,560               0.9%
    Cimarex Energy Co.                                                               4,358              495,374               0.1%
#*  Clayton Williams Energy, Inc.                                                    1,086               90,290               0.0%
#*  Clean Energy Fuels Corp.                                                         2,990               21,857               0.0%
#*  Cloud Peak Energy, Inc.                                                          4,224               50,561               0.0%
*   Cobalt International Energy, Inc.                                                4,850               56,793               0.0%
#   Comstock Resources, Inc.                                                         2,145               25,397               0.0%
*   Concho Resources, Inc.                                                           3,898              424,999               0.1%
    ConocoPhillips                                                                  23,581            1,701,369               0.4%
    CONSOL Energy, Inc.                                                              6,139              225,915               0.1%
*   Contango Oil & Gas Co.                                                             759               27,757               0.0%
#*  Continental Resources, Inc.                                                      2,200              124,014               0.0%
    Core Laboratories NV                                                               800              111,624               0.0%
#   CVR Energy, Inc.                                                                 1,193               57,956               0.0%
#   Dawson Geophysical Co.                                                             300                5,097               0.0%
    Delek US Holdings, Inc.                                                          2,420               82,014               0.0%
#   Denbury Resources, Inc.                                                         13,018              161,423               0.0%
    Devon Energy Corp.                                                               6,504              390,240               0.1%
    DHT Holdings, Inc.                                                                 612                4,076               0.0%
#   Diamond Offshore Drilling, Inc.                                                  3,884              146,466               0.0%
*   Diamondback Energy, Inc.                                                         1,500              102,660               0.0%
*   Dresser-Rand Group, Inc.                                                         4,077              333,091               0.1%
*   Dril-Quip, Inc.                                                                  1,320              118,734               0.0%
    Energen Corp.                                                                    2,564              173,583               0.1%
#   Energy XXI Bermuda, Ltd.                                                         4,455               34,259               0.0%
*   ENGlobal Corp.                                                                     600                  786               0.0%
    EnLink Midstream LLC                                                             2,100               79,590               0.0%
    EOG Resources, Inc.                                                             16,200            1,539,810               0.4%
    EQT Corp.                                                                        2,610              245,444               0.1%
*   Era Group, Inc.                                                                    900               21,051               0.0%
*   Escalera Resources Co.                                                             400                  452               0.0%
    Evolution Petroleum Corp.                                                          400                3,784               0.0%
#   Exterran Holdings, Inc.                                                          4,988              196,178               0.1%
    Exxon Mobil Corp.                                                               67,489            6,526,861               1.5%
*   FMC Technologies, Inc.                                                           3,900              218,556               0.1%
*   Forum Energy Technologies, Inc.                                                  2,463               67,240               0.0%
#   GasLog, Ltd.                                                                     1,500               31,230               0.0%
*   Gastar Exploration, Inc.                                                         2,370                9,480               0.0%
#*  Geospace Technologies Corp.                                                        600               18,474               0.0%
#*  Goodrich Petroleum Corp.                                                           370                3,049               0.0%
#   Green Plains, Inc.                                                               2,400               82,080               0.0%
*   Gulf Coast Ultra Deep Royalty Trust                                              6,415               10,264               0.0%
#   Gulf Island Fabrication, Inc.                                                      600               12,684               0.0%
#   Gulfmark Offshore, Inc. Class A                                                  1,300               39,208               0.0%
*   Gulfport Energy Corp.                                                            2,960              148,533               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Energy -- (Continued)
#*  Halcon Resources Corp.                                                           1,890    $           5,878               0.0%
    Halliburton Co.                                                                 18,560            1,023,398               0.3%
*   Harvest Natural Resources, Inc.                                                  1,569                5,837               0.0%
*   Helix Energy Solutions Group, Inc.                                               7,315              194,872               0.1%
    Helmerich & Payne, Inc.                                                          3,900              338,598               0.1%
#*  Hercules Offshore, Inc.                                                          7,529               12,423               0.0%
    Hess Corp.                                                                       4,571              387,667               0.1%
*   HKN, Inc.                                                                            8                  528               0.0%
    HollyFrontier Corp.                                                              6,627              300,733               0.1%
*   Hornbeck Offshore Services, Inc.                                                 1,690               51,815               0.0%
#*  ION Geophysical Corp.                                                            7,078               19,818               0.0%
*   Key Energy Services, Inc.                                                        7,886               23,973               0.0%
    Kinder Morgan, Inc.                                                             14,142              547,295               0.1%
*   Kodiak Oil & Gas Corp.                                                          13,882              149,787               0.0%
*   Kosmos Energy, Ltd.                                                              6,456               60,234               0.0%
#*  Laredo Petroleum Holdings, Inc.                                                  4,774               90,515               0.0%
#   LinnCo LLC                                                                       4,188              100,386               0.0%
#*  Magnum Hunter Resources Corp.                                                    3,583               16,625               0.0%
    Marathon Oil Corp.                                                              11,243              398,002               0.1%
    Marathon Petroleum Corp.                                                         5,787              526,038               0.1%
#*  Matador Resources Co.                                                            3,965               96,231               0.0%
*   Matrix Service Co.                                                               1,260               31,576               0.0%
#*  McDermott International, Inc.                                                    8,851               33,988               0.0%
#*  Midstates Petroleum Co., Inc.                                                      198                  588               0.0%
#*  Miller Energy Resources, Inc.                                                      372                1,295               0.0%
*   Mitcham Industries, Inc.                                                           226                2,305               0.0%
    Murphy Oil Corp.                                                                 6,186              330,271               0.1%
    Nabors Industries, Ltd.                                                         14,742              263,145               0.1%
    National Oilwell Varco, Inc.                                                     2,702              196,273               0.1%
*   Natural Gas Services Group, Inc.                                                   794               20,430               0.0%
*   Newfield Exploration Co.                                                         7,054              230,031               0.1%
#*  Newpark Resources, Inc.                                                          4,042               46,200               0.0%
#   Noble Corp. P.L.C.                                                               7,796              163,092               0.1%
    Noble Energy, Inc.                                                               4,844              279,160               0.1%
#   Nordic American Tankers, Ltd.                                                       60                  507               0.0%
#*  Northern Oil and Gas, Inc.                                                       3,085               34,860               0.0%
#*  Nuverra Environmental Solutions, Inc.                                            1,135               10,748               0.0%
#*  Oasis Petroleum, Inc.                                                            4,851              145,336               0.0%
    Occidental Petroleum Corp.                                                      12,671            1,126,832               0.3%
#   Oceaneering International, Inc.                                                  3,788              266,183               0.1%
*   Oil States International, Inc.                                                   2,418              144,451               0.0%
    ONEOK, Inc.                                                                      6,270              369,554               0.1%
#   Panhandle Oil and Gas, Inc. Class A                                                400                8,224               0.0%
#*  Paragon Offshore P.L.C.                                                          3,894               18,964               0.0%
#*  Parker Drilling Co.                                                              5,444               24,171               0.0%
    Patterson-UTI Energy, Inc.                                                       6,286              144,767               0.0%
    PBF Energy, Inc. Class A                                                         2,572               67,052               0.0%
*   PDC Energy, Inc.                                                                 3,058              133,696               0.0%
#   Peabody Energy Corp.                                                            10,464              109,140               0.0%
#*  Penn Virginia Corp.                                                              4,203               36,020               0.0%
#*  PetroQuest Energy, Inc.                                                          3,994               18,772               0.0%
#*  PHI, Inc. Non-Voting                                                               505               22,594               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Energy -- (Continued)
    Phillips 66                                                                      5,162    $         405,217               0.1%
*   Pioneer Energy Services Corp.                                                    3,078               28,256               0.0%
    Pioneer Natural Resources Co.                                                    1,210              228,763               0.1%
    QEP Resources, Inc.                                                             11,157              279,706               0.1%
    Range Resources Corp.                                                            2,900              198,360               0.1%
#*  Rex Energy Corp.                                                                 2,322               18,204               0.0%
#*  RigNet, Inc.                                                                       471               20,465               0.0%
#*  Rosetta Resources, Inc.                                                          3,400              129,302               0.0%
    Rowan Cos. P.L.C. Class A                                                        6,187              150,158               0.0%
    RPC, Inc.                                                                        6,587              108,027               0.0%
#*  SandRidge Energy, Inc.                                                          25,511               99,493               0.0%
    Schlumberger, Ltd.                                                              24,219            2,389,447               0.6%
#   Scorpio Tankers, Inc.                                                            5,699               49,752               0.0%
#*  SEACOR Holdings, Inc.                                                              900               74,205               0.0%
    SemGroup Corp. Class A                                                           1,695              130,091               0.0%
*   Seventy Seven Energy, Inc.                                                       1,999               26,127               0.0%
#   Ship Finance International, Ltd.                                                 2,989               51,381               0.0%
#   SM Energy Co.                                                                    4,278              240,851               0.1%
*   Southwestern Energy Co.                                                         17,154              557,677               0.1%
    Spectra Energy Corp.                                                             8,257              323,096               0.1%
*   Stone Energy Corp.                                                               2,106               51,597               0.0%
    Superior Energy Services, Inc.                                                   7,836              197,075               0.1%
#*  Swift Energy Co.                                                                   900                6,165               0.0%
#*  Synergy Resources Corp.                                                          2,274               27,720               0.0%
    Targa Resources Corp.                                                            1,460              187,800               0.1%
#   Teekay Corp.                                                                     4,093              239,277               0.1%
#   Tesco Corp.                                                                      1,101               20,963               0.0%
    Tesoro Corp.                                                                     2,700              192,807               0.1%
#*  TETRA Technologies, Inc.                                                         4,303               41,008               0.0%
*   TGC Industries, Inc.                                                               694                2,179               0.0%
#   Tidewater, Inc.                                                                  3,701              136,456               0.0%
#   Transocean, Ltd.                                                                 7,118              212,330               0.1%
#*  Triangle Petroleum Corp.                                                         5,212               40,393               0.0%
#*  Ultra Petroleum Corp.                                                            5,812              132,514               0.0%
*   Unit Corp.                                                                       2,369              114,707               0.0%
#*  Uranium Energy Corp.                                                               455                  523               0.0%
#*  Vaalco Energy, Inc.                                                              2,200               16,324               0.0%
    Valero Energy Corp.                                                              6,849              343,066               0.1%
#   W&T Offshore, Inc.                                                               3,407               30,970               0.0%
*   Warren Resources, Inc.                                                           2,562                8,865               0.0%
*   Weatherford International P.L.C.                                                28,038              460,384               0.1%
#   Western Refining, Inc.                                                           3,300              150,447               0.0%
#*  Westmoreland Coal Co.                                                              400               14,628               0.0%
*   Whiting Petroleum Corp.                                                          4,901              300,137               0.1%
*   Willbros Group, Inc.                                                             3,816               22,400               0.0%
    Williams Cos., Inc. (The)                                                        6,400              355,264               0.1%
#   World Fuel Services Corp.                                                        4,212              173,703               0.1%
*   WPX Energy, Inc.                                                                 6,253              119,557               0.0%
                                                                                              -----------------    --------------
Total Energy                                                                                         39,633,871               9.3%
                                                                                              -----------------    --------------
Financials -- (12.9%)
#   1st Source Corp.                                                                 1,007               31,509               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Financials -- (Continued)
#   1st United Bancorp, Inc.                                                           188    $           1,664               0.0%
    ACE, Ltd.                                                                        4,418              482,887               0.1%
*   Affiliated Managers Group, Inc.                                                  1,000              199,790               0.1%
    Aflac, Inc.                                                                     10,365              619,101               0.2%
    Alexander & Baldwin, Inc.                                                        3,120              124,894               0.0%
*   Alleghany Corp.                                                                    608              270,122               0.1%
    Allied World Assurance Co. Holdings AG                                           3,966              150,708               0.0%
    Allstate Corp. (The)                                                             9,275              601,484               0.2%
#*  Altisource Asset Management Corp.                                                   50               27,000               0.0%
#*  Altisource Portfolio Solutions SA                                                  500               37,330               0.0%
#*  Ambac Financial Group, Inc.                                                      1,813               41,481               0.0%
    American Equity Investment Life Holding Co.                                      5,579              143,994               0.0%
    American Express Co.                                                            15,464            1,390,987               0.3%
    American Financial Group, Inc.                                                   3,769              225,499               0.1%
    American International Group, Inc.                                              11,775              630,787               0.2%
    American National Insurance Co.                                                    696               79,400               0.0%
    Ameriprise Financial, Inc.                                                       4,306              543,288               0.1%
    Ameris Bancorp                                                                     946               23,461               0.0%
    AMERISAFE, Inc.                                                                    720               30,024               0.0%
#   Amtrust Financial Services, Inc.                                                 3,320              148,968               0.0%
    Aon P.L.C.                                                                       2,773              238,478               0.1%
*   Arch Capital Group, Ltd.                                                         4,136              232,940               0.1%
    Argo Group International Holdings, Ltd.                                            500               27,900               0.0%
    Arrow Financial Corp.                                                              542               14,845               0.0%
    Arthur J Gallagher & Co.                                                         2,500              119,250               0.0%
    Aspen Insurance Holdings, Ltd.                                                   2,398              104,625               0.0%
    Associated Banc-Corp                                                             4,527               85,108               0.0%
    Assurant, Inc.                                                                   3,775              257,531               0.1%
    Assured Guaranty, Ltd.                                                           5,869              135,457               0.0%
*   Asta Funding, Inc.                                                                 300                2,529               0.0%
    Astoria Financial Corp.                                                          9,636              126,713               0.0%
#*  Atlantic Coast Financial Corp.                                                      39                  161               0.0%
*   Atlanticus Holdings Corp.                                                          202                  283               0.0%
*   AV Homes, Inc.                                                                      93                1,394               0.0%
    Axis Capital Holdings, Ltd.                                                      3,085              148,512               0.0%
    Baldwin & Lyons, Inc. Class B                                                      722               19,436               0.0%
    Banc of California, Inc.                                                           350                4,120               0.0%
    Bancfirst Corp.                                                                    614               39,910               0.0%
#*  Bancorp, Inc.                                                                      911                8,618               0.0%
#   BancorpSouth, Inc.                                                               3,266               75,216               0.0%
    Bank Mutual Corp.                                                                1,600               10,544               0.0%
    Bank of America Corp.                                                          166,371            2,854,926               0.7%
    Bank of Hawaii Corp.                                                             2,511              147,019               0.0%
    Bank of New York Mellon Corp. (The)                                             20,120              779,046               0.2%
#   Bank of the Ozarks, Inc.                                                         2,052               72,312               0.0%
#   BankFinancial Corp.                                                                500                5,965               0.0%
    BankUnited, Inc.                                                                 5,430              162,357               0.1%
    Banner Corp.                                                                       937               40,497               0.0%
    BB&T Corp.                                                                       8,430              319,328               0.1%
    BBCN Bancorp, Inc.                                                               2,952               41,741               0.0%
#*  BBX Capital Corp. Class A                                                          166                3,054               0.0%
*   Beneficial Mutual Bancorp, Inc.                                                  2,921               39,229               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Financials -- (Continued)
*   Berkshire Hathaway, Inc. Class B                                                27,157    $       3,806,325               0.9%
    Berkshire Hills Bancorp, Inc.                                                      517               13,328               0.0%
    BGC Partners, Inc. Class A                                                      20,782              176,231               0.1%
    BlackRock, Inc.                                                                  1,320              450,265               0.1%
#*  BofI Holding, Inc.                                                                 840               64,697               0.0%
#   BOK Financial Corp.                                                              1,350               92,556               0.0%
#   Boston Private Financial Holdings, Inc.                                          2,818               37,057               0.0%
*   Bridge Capital Holdings                                                            516               12,446               0.0%
#   Brookline Bancorp, Inc.                                                          2,477               23,754               0.0%
    Brown & Brown, Inc.                                                              5,700              181,602               0.1%
#   Bryn Mawr Bank Corp.                                                               239                7,368               0.0%
    Calamos Asset Management, Inc. Class A                                             500                6,850               0.0%
#   Camden National Corp.                                                              200                8,182               0.0%
#*  Capital Bank Financial Corp. Class A                                                25                  647               0.0%
#   Capital City Bank Group, Inc.                                                      916               13,841               0.0%
    Capital One Financial Corp.                                                     11,344              938,943               0.2%
#   Capitol Federal Financial, Inc.                                                  6,923               88,684               0.0%
#   Cardinal Financial Corp.                                                         1,000               19,200               0.0%
*   Cascade Bancorp                                                                    486                2,483               0.0%
#   Cash America International, Inc.                                                 1,720               84,538               0.0%
    Cathay General Bancorp                                                           6,626              174,993               0.1%
    CBOE Holdings, Inc.                                                              3,765              221,909               0.1%
*   CBRE Group, Inc. Class A                                                         7,174              229,568               0.1%
    Centerstate Banks, Inc.                                                            500                5,820               0.0%
#   Central Pacific Financial Corp.                                                  1,719               32,489               0.0%
    Charles Schwab Corp. (The)                                                       9,809              281,224               0.1%
    Chemical Financial Corp.                                                         1,106               32,937               0.0%
    Chubb Corp. (The)                                                                3,820              379,555               0.1%
    Cincinnati Financial Corp.                                                       3,812              192,392               0.1%
    CIT Group, Inc.                                                                  6,226              304,638               0.1%
    Citigroup, Inc.                                                                 37,413            2,002,718               0.5%
#*  Citizens, Inc.                                                                   1,605               11,700               0.0%
#   City Holding Co.                                                                   600               26,994               0.0%
    City National Corp.                                                              1,400              110,194               0.0%
#   Clifton Bancorp, Inc.                                                            1,150               14,973               0.0%
    CME Group, Inc.                                                                  4,400              368,764               0.1%
    CNA Financial Corp.                                                              1,100               42,988               0.0%
#   CNB Financial Corp.                                                                200                3,622               0.0%
    CNO Financial Group, Inc.                                                        7,390              133,981               0.0%
#   CoBiz Financial, Inc.                                                            1,719               20,662               0.0%
#   Cohen & Steers, Inc.                                                               402               17,230               0.0%
    Columbia Banking System, Inc.                                                    3,277               91,035               0.0%
    Comerica, Inc.                                                                   4,124              196,880               0.1%
#   Commerce Bancshares, Inc.                                                        4,715              213,401               0.1%
#   Community Bank System, Inc.                                                      2,269               86,562               0.0%
#   Community Trust Bancorp, Inc.                                                      554               19,916               0.0%
    ConnectOne Bancorp, Inc.                                                           936               17,316               0.0%
*   Cowen Group, Inc. Class A                                                          828                3,345               0.0%
    Crawford & Co. Class A                                                              53                  467               0.0%
#   Crawford & Co. Class B                                                             686                6,983               0.0%
#*  Credit Acceptance Corp.                                                            820              120,999               0.0%
#   Cullen/Frost Bankers, Inc.                                                       1,841              148,771               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Financials -- (Continued)
#          CVB Financial Corp.                                                       3,700    $          58,386               0.0%
           Diamond Hill Investment Group, Inc.                                         200               26,798               0.0%
           Dime Community Bancshares, Inc.                                           1,300               20,475               0.0%
           Discover Financial Services                                               7,320              466,870               0.1%
#          Donegal Group, Inc. Class A                                                 642               10,156               0.0%
*          E*TRADE Financial Corp.                                                   4,100               91,430               0.0%
           East West Bancorp, Inc.                                                   6,118              224,898               0.1%
           Eaton Vance Corp.                                                         3,443              126,806               0.0%
#*         eHealth, Inc.                                                               500               12,475               0.0%
           EMC Insurance Group, Inc.                                                   430               13,777               0.0%
           Employers Holdings, Inc.                                                  1,000               20,390               0.0%
#*         Encore Capital Group, Inc.                                                1,364               62,076               0.0%
           Endurance Specialty Holdings, Ltd.                                        2,732              158,319               0.0%
*          Enstar Group, Ltd.                                                          883              130,746               0.0%
           Enterprise Financial Services Corp.                                         430                8,106               0.0%
           Erie Indemnity Co. Class A                                                1,235              104,814               0.0%
           ESSA Bancorp, Inc.                                                          400                4,596               0.0%
           Evercore Partners, Inc. Class A                                           2,588              133,981               0.0%
           Everest Re Group, Ltd.                                                    1,300              221,845               0.1%
#*         Ezcorp, Inc. Class A                                                      1,903               21,466               0.0%
           FBL Financial Group, Inc. Class A                                           800               39,664               0.0%
#          Federal Agricultural Mortgage Corp. Class C                                 301               10,023               0.0%
#          Federated Investors, Inc. Class B                                         5,111              159,821               0.0%
           Federated National Holding Co.                                              700               23,422               0.0%
           Fifth Third Bancorp                                                      20,318              406,157               0.1%
#          Financial Engines, Inc.                                                     325               12,958               0.0%
#          Financial Institutions, Inc.                                                300                7,542               0.0%
*          First Acceptance Corp.                                                    1,000                2,560               0.0%
#          First American Financial Corp.                                            5,735              173,885               0.1%
           First Bancorp, Inc.                                                         700               12,383               0.0%
*          First BanCorp.(318672706)                                                 7,864               40,971               0.0%
#          First Bancorp.(318910106)                                                   600               10,872               0.0%
           First Busey Corp.                                                         2,827               17,669               0.0%
*          First Cash Financial Services, Inc.                                         757               44,724               0.0%
           First Citizens BancShares, Inc. Class A                                     218               54,764               0.0%
#          First Commonwealth Financial Corp.                                        6,741               63,028               0.0%
           First Community Bancshares, Inc.                                            500                8,185               0.0%
           First Defiance Financial Corp.                                              222                6,800               0.0%
           First Financial Bancorp                                                   3,807               66,775               0.0%
#          First Financial Bankshares, Inc.                                          1,900               60,382               0.0%
           First Financial Corp.                                                       422               14,635               0.0%
           First Financial Northwest, Inc.                                             400                4,640               0.0%
#          First Horizon National Corp.                                              4,040               51,954               0.0%
           First Interstate Bancsystem, Inc.                                         1,486               43,599               0.0%
           First Merchants Corp.                                                     1,066               24,145               0.0%
           First Midwest Bancorp, Inc.                                               4,617               77,519               0.0%
*          First NBC Bank Holding Co.                                                  406               14,912               0.0%
           First Niagara Financial Group, Inc.                                      11,747               87,985               0.0%
(Degree)*  First Place Financial Corp.                                                 400                   --               0.0%
           First Republic Bank                                                       4,299              218,948               0.1%
           First South Bancorp, Inc.                                                   200                1,650               0.0%
           FirstMerit Corp.                                                          4,644               85,217               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Financials -- (Continued)
*   Flagstar Bancorp, Inc.                                                           1,727    $          27,148               0.0%
    Flushing Financial Corp.                                                         1,640               33,030               0.0%
    FNB Corp.                                                                       10,547              134,896               0.0%
    FNF Group                                                                        6,386              190,558               0.1%
*   FNFV Group                                                                       2,128               28,600               0.0%
*   Forest City Enterprises, Inc. Class A                                            5,541              115,751               0.0%
*   Forestar Group, Inc.                                                             1,648               28,758               0.0%
#   Fox Chase Bancorp, Inc.                                                            147                2,408               0.0%
    Franklin Resources, Inc.                                                         3,900              216,879               0.1%
    Fulton Financial Corp.                                                          17,898              212,628               0.1%
#   FXCM, Inc. Class A                                                               1,450               23,867               0.0%
    GAMCO Investors, Inc. Class A                                                      247               20,407               0.0%
*   Genworth Financial, Inc. Class A                                                11,326              158,451               0.0%
#   German American Bancorp, Inc.                                                      254                7,587               0.0%
    GFI Group, Inc.                                                                  2,588               14,234               0.0%
#   Glacier Bancorp, Inc.                                                            2,610               74,881               0.0%
#*  Global Indemnity P.L.C.                                                            450               13,041               0.0%
    Goldman Sachs Group, Inc. (The)                                                  7,931            1,506,811               0.4%
    Great Southern Bancorp, Inc.                                                       300               11,403               0.0%
*   Green Dot Corp. Class A                                                          1,267               30,281               0.0%
#   Greenhill & Co., Inc.                                                              379               17,055               0.0%
*   Greenlight Capital Re, Ltd. Class A                                              1,412               45,819               0.0%
#   Guaranty Bancorp                                                                   120                1,892               0.0%
*   Hallmark Financial Services, Inc.                                                  500                5,830               0.0%
    Hampden Bancorp, Inc.                                                              100                1,720               0.0%
    Hancock Holding Co.                                                              4,264              150,050               0.0%
#   Hanmi Financial Corp.                                                            1,188               25,483               0.0%
    Hanover Insurance Group, Inc. (The)                                              3,142              210,325               0.1%
    Hartford Financial Services Group, Inc. (The)                                   16,605              657,226               0.2%
    HCC Insurance Holdings, Inc.                                                     3,826              199,679               0.1%
#   HCI Group, Inc.                                                                    700               35,588               0.0%
    Heartland Financial USA, Inc.                                                      435               11,571               0.0%
    Heritage Commerce Corp.                                                            441                3,837               0.0%
    Heritage Financial Corp.                                                           991               17,392               0.0%
    Heritage Financial Group, Inc.                                                     167                3,539               0.0%
    HFF, Inc. Class A                                                                1,233               38,815               0.0%
*   Hilltop Holdings, Inc.                                                           4,505               99,245               0.0%
*   Home Bancorp, Inc.                                                                 196                4,467               0.0%
#   Home BancShares, Inc.                                                            2,076               66,266               0.0%
    Horace Mann Educators Corp.                                                      1,942               59,056               0.0%
*   Howard Hughes Corp. (The)                                                          210               30,950               0.0%
    Hudson Valley Holding Corp.                                                        261                5,935               0.0%
    Huntington Bancshares, Inc.                                                      9,647               95,602               0.0%
    Iberiabank Corp.                                                                 1,816              125,050               0.0%
#   Independence Holding Co.                                                           330                4,670               0.0%
    Independent Bank Corp.                                                           1,247               50,878               0.0%
    Interactive Brokers Group, Inc. Class A                                          6,202              160,136               0.1%
    Intercontinental Exchange, Inc.                                                  1,056              219,954               0.1%
    International Bancshares Corp.                                                   3,031               85,989               0.0%
#*  INTL. FCStone, Inc.                                                                459                8,308               0.0%
    Invesco, Ltd.                                                                   11,286              456,744               0.1%
*   Investment Technology Group, Inc.                                                2,476               44,395               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Financials -- (Continued)
#   Investors Bancorp, Inc.                                                         11,438    $         122,959               0.0%
    Iron Mountain, Inc.                                                              7,174              258,766               0.1%
#   Janus Capital Group, Inc.                                                        7,729              115,858               0.0%
    JMP Group, Inc.                                                                    400                2,920               0.0%
    Jones Lang LaSalle, Inc.                                                         1,600              216,336               0.1%
    JPMorgan Chase & Co.                                                            53,624            3,243,180               0.8%
*   KCG Holdings, Inc. Class A                                                       1,260               13,432               0.0%
#*  Kearny Financial Corp.                                                             900               12,816               0.0%
    Kemper Corp.                                                                     3,889              143,310               0.0%
    Kennedy-Wilson Holdings, Inc.                                                    2,041               55,291               0.0%
    KeyCorp                                                                         10,898              143,854               0.0%
#*  Ladenburg Thalmann Financial Services, Inc.                                      2,823               12,054               0.0%
    Lakeland Bancorp, Inc.                                                           1,487               16,342               0.0%
    Lakeland Financial Corp.                                                           500               20,720               0.0%
    Legg Mason, Inc.                                                                 8,127              422,604               0.1%
    Leucadia National Corp.                                                          8,251              196,209               0.1%
    Life Partners Holdings, Inc.                                                       312                  571               0.0%
    Lincoln National Corp.                                                           2,781              152,288               0.0%
    Loews Corp.                                                                      4,700              204,920               0.1%
    LPL Financial Holdings, Inc.                                                     6,742              279,051               0.1%
#   Maiden Holdings, Ltd.                                                            3,156               37,714               0.0%
    MainSource Financial Group, Inc.                                                   700               12,733               0.0%
*   Markel Corp.                                                                       358              247,339               0.1%
#   MarketAxess Holdings, Inc.                                                       1,300               84,045               0.0%
    Marlin Business Services Corp.                                                     342                7,230               0.0%
    Marsh & McLennan Cos., Inc.                                                      5,834              317,195               0.1%
*   Maui Land & Pineapple Co., Inc.                                                    300                1,833               0.0%
    MB Financial, Inc.                                                               3,702              116,798               0.0%
*   MBIA, Inc.                                                                      13,004              126,919               0.0%
*   MBT Financial Corp.                                                                319                1,483               0.0%
    McGraw Hill Financial, Inc.                                                      4,514              408,427               0.1%
#   Meadowbrook Insurance Group, Inc.                                                1,600               10,192               0.0%
#   Merchants Bancshares, Inc.                                                         500               14,895               0.0%
    Mercury General Corp.                                                            2,001              106,293               0.0%
*   Meridian Bancorp, Inc.                                                           2,883               32,693               0.0%
    MetLife, Inc.                                                                   16,039              869,955               0.2%
*   Metro Bancorp, Inc.                                                                400               10,016               0.0%
#*  MGIC Investment Corp.                                                            3,341               29,802               0.0%
#   Montpelier Re Holdings, Ltd.                                                     1,800               59,652               0.0%
    Moody's Corp.                                                                    2,097              208,085               0.1%
    Morgan Stanley                                                                  18,233              637,243               0.2%
    MSCI, Inc.                                                                       3,734              174,228               0.1%
    NASDAQ OMX Group, Inc. (The)                                                     7,871              340,499               0.1%
#   National Interstate Corp.                                                          500               14,220               0.0%
    National Penn Bancshares, Inc.                                                   7,014               72,174               0.0%
#*  Nationstar Mortgage Holdings, Inc.                                                 302               10,606               0.0%
    Navient Corp.                                                                    8,145              161,108               0.1%
*   Navigators Group, Inc. (The)                                                       533               36,292               0.0%
#   NBT Bancorp, Inc.                                                                1,617               41,525               0.0%
    Nelnet, Inc. Class A                                                             1,986               94,514               0.0%
#   New York Community Bancorp, Inc.                                                13,735              219,073               0.1%
#*  NewBridge Bancorp                                                                  300                2,667               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Financials -- (Continued)
#*  NewStar Financial, Inc.                                                          1,500    $          20,520               0.0%
    Northeast Community Bancorp, Inc.                                                  300                2,100               0.0%
    Northern Trust Corp.                                                             7,108              471,260               0.1%
#   Northfield Bancorp, Inc.                                                         2,004               28,537               0.0%
    Northwest Bancshares, Inc.                                                       5,026               64,484               0.0%
    OceanFirst Financial Corp.                                                         597                9,892               0.0%
#*  Ocwen Financial Corp.                                                            2,649               62,410               0.0%
    OFG Bancorp                                                                      2,401               37,384               0.0%
    Old National Bancorp                                                             5,000               72,750               0.0%
    Old Republic International Corp.                                                 9,763              144,200               0.0%
*   Old Second Bancorp, Inc.                                                           300                1,440               0.0%
    OmniAmerican Bancorp, Inc.                                                         438               11,844               0.0%
    OneBeacon Insurance Group, Ltd. Class A                                            822               13,094               0.0%
    Oppenheimer Holdings, Inc. Class A                                                 450               11,048               0.0%
    Oritani Financial Corp.                                                          2,070               30,574               0.0%
    Pacific Continental Corp.                                                          400                5,768               0.0%
    PacWest Bancorp                                                                  5,406              230,620               0.1%
    Park National Corp.                                                                600               50,622               0.0%
    Park Sterling Corp.                                                              1,039                7,959               0.0%
    PartnerRe, Ltd.                                                                  2,205              255,096               0.1%
    Peapack Gladstone Financial Corp.                                                  569               10,384               0.0%
#   Penns Woods Bancorp, Inc.                                                          200                9,706               0.0%
#   People's United Financial, Inc.                                                 15,038              219,856               0.1%
    Peoples Bancorp, Inc.                                                              300                7,395               0.0%
#*  PHH Corp.                                                                        2,035               48,209               0.0%
*   Phoenix Cos., Inc. (The)                                                           130                7,717               0.0%
#*  PICO Holdings, Inc.                                                                641               14,166               0.0%
#   Pinnacle Financial Partners, Inc.                                                1,087               42,610               0.0%
#*  Piper Jaffray Cos.                                                                 400               22,584               0.0%
    Platinum Underwriters Holdings, Ltd.                                             1,322               82,797               0.0%
    PNC Financial Services Group, Inc. (The)                                         1,391              120,169               0.0%
*   Popular, Inc.                                                                    3,757              119,773               0.0%
    PRA Group, Inc.                                                                  3,606              228,080               0.1%
    Primerica, Inc.                                                                  3,000              153,450               0.0%
#   Primus Guaranty, Ltd.                                                              500                  130               0.0%
    Principal Financial Group, Inc.                                                 11,726              614,091               0.2%
    PrivateBancorp, Inc.                                                             2,885               93,243               0.0%
    ProAssurance Corp.                                                               3,077              143,942               0.0%
    Progressive Corp. (The)                                                         13,940              368,155               0.1%
    Prosperity Bancshares, Inc.                                                      2,518              152,062               0.0%
    Protective Life Corp.                                                            3,479              242,417               0.1%
    Provident Financial Services, Inc.                                               2,760               50,315               0.0%
    Prudential Financial, Inc.                                                       5,371              475,548               0.1%
#   Radian Group, Inc.                                                               1,600               26,960               0.0%
    Raymond James Financial, Inc.                                                    4,836              271,445               0.1%
#   RCS Capital Corp. Class A                                                          441                7,237               0.0%
*   Regional Management Corp.                                                          298                3,475               0.0%
    Regions Financial Corp.                                                         36,934              366,755               0.1%
    Reinsurance Group of America, Inc.                                               2,598              218,882               0.1%
#   RenaissanceRe Holdings, Ltd.                                                     1,767              182,584               0.1%
    Renasant Corp.                                                                   2,494               75,194               0.0%
    Republic Bancorp, Inc. Class A                                                     338                8,197               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Financials -- (Continued)
#*       Republic First Bancorp, Inc.                                                  200    $             794               0.0%
#        Resource America, Inc. Class A                                                551                5,257               0.0%
*        Riverview Bancorp, Inc.                                                       100                  407               0.0%
#        RLI Corp.                                                                   3,161              156,754               0.0%
         S&T Bancorp, Inc.                                                           1,056               29,135               0.0%
#*       Safeguard Scientifics, Inc.                                                 1,249               24,918               0.0%
         Safety Insurance Group, Inc.                                                1,779              110,974               0.0%
#        Sandy Spring Bancorp, Inc.                                                    703               18,137               0.0%
*        Seacoast Banking Corp. of Florida                                             562                7,171               0.0%
         SEI Investments Co.                                                         6,267              242,282               0.1%
         Selective Insurance Group, Inc.                                             3,021               78,002               0.0%
#        Sierra Bancorp                                                                700               12,012               0.0%
*        Signature Bank                                                              2,800              339,164               0.1%
         Simmons First National Corp. Class A                                          700               29,393               0.0%
         Simplicity Bancorp, Inc.                                                      100                1,657               0.0%
         SLM Corp.                                                                   9,685               92,492               0.0%
         South State Corp.                                                             902               54,400               0.0%
(Degree) Southern Community Financial Corp.                                            300                  278               0.0%
#        Southside Bancshares, Inc.                                                    729               24,480               0.0%
#        Southwest Bancorp, Inc.                                                       200                3,606               0.0%
#*       St Joe Co. (The)                                                            1,702               32,593               0.0%
         StanCorp Financial Group, Inc.                                              2,281              158,666               0.0%
         State Auto Financial Corp.                                                    800               16,744               0.0%
         State Street Corp.                                                          4,476              337,759               0.1%
#        Sterling Bancorp                                                            3,288               46,229               0.0%
         Stewart Information Services Corp.                                          1,200               42,384               0.0%
*        Stifel Financial Corp.                                                      3,594              170,751               0.1%
#        Stock Yards Bancorp, Inc.                                                     564               18,770               0.0%
         Suffolk Bancorp                                                               720               16,531               0.0%
#*       Sun Bancorp, Inc.                                                              40                  808               0.0%
         SunTrust Banks, Inc.                                                        9,328              365,098               0.1%
         Susquehanna Bancshares, Inc.                                                7,653               75,076               0.0%
*        SVB Financial Group                                                         4,000              447,960               0.1%
*        SWS Group, Inc.                                                               700                5,173               0.0%
         Symetra Financial Corp.                                                     5,946              140,920               0.0%
         Synovus Financial Corp.                                                     5,130              130,097               0.0%
         T Rowe Price Group, Inc.                                                    4,821              395,756               0.1%
         TCF Financial Corp.                                                         8,835              136,501               0.0%
#        TD Ameritrade Holding Corp.                                                10,030              338,412               0.1%
*        Tejon Ranch Co.                                                               400               12,072               0.0%
#        Territorial Bancorp, Inc.                                                     368                7,905               0.0%
#*       Texas Capital Bancshares, Inc.                                              2,314              141,501               0.0%
         TFS Financial Corp.                                                         6,312               94,301               0.0%
#        Tompkins Financial Corp.                                                      520               26,104               0.0%
         Torchmark Corp.                                                             3,406              180,382               0.1%
#        Towne Bank                                                                    320                4,851               0.0%
         Travelers Cos., Inc. (The)                                                  6,200              624,960               0.2%
#*       Tree.com, Inc.                                                                572               21,158               0.0%
#        Trico Bancshares                                                            1,023               26,905               0.0%
#        TrustCo Bank Corp.                                                          5,660               41,318               0.0%
#        Trustmark Corp.                                                             3,637               88,488               0.0%
         U.S. Bancorp                                                               26,425            1,125,705               0.3%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Financials -- (Continued)
#   UMB Financial Corp.                                                              1,447    $          86,212               0.0%
    Umpqua Holdings Corp.                                                           11,553              203,333               0.1%
    Union Bankshares Corp.                                                           2,418               54,357               0.0%
#   United Bankshares, Inc.                                                          2,181               74,765               0.0%
    United Community Banks, Inc.                                                     2,088               37,647               0.0%
    United Financial Bancorp, Inc.                                                   1,513               21,227               0.0%
    United Fire Group, Inc.                                                            930               30,206               0.0%
    Universal Insurance Holdings, Inc.                                               2,217               38,798               0.0%
#   Univest Corp. of Pennsylvania                                                      628               12,887               0.0%
    Unum Group                                                                       8,400              281,064               0.1%
    Validus Holdings, Ltd.                                                           3,729              148,340               0.0%
#   Valley National Bancorp                                                          7,408               73,932               0.0%
#   ViewPoint Financial Group, Inc.                                                  1,477               40,278               0.0%
    Virtus Investment Partners, Inc.                                                   305               54,659               0.0%
    Voya Financial, Inc.                                                             1,900               74,575               0.0%
    Waddell & Reed Financial, Inc. Class A                                           3,400              162,316               0.1%
#*  Walker & Dunlop, Inc.                                                              646               10,407               0.0%
    Washington Federal, Inc.                                                         5,065              110,569               0.0%
#   Washington Trust Bancorp, Inc.                                                     760               29,161               0.0%
#   Waterstone Financial, Inc.                                                         768                9,400               0.0%
    Webster Financial Corp.                                                          6,619              207,439               0.1%
    Wells Fargo & Co.                                                               55,621            2,952,919               0.7%
#   WesBanco, Inc.                                                                   1,859               64,061               0.0%
#   West Bancorporation, Inc.                                                          300                4,974               0.0%
#   Westamerica Bancorporation                                                         618               30,492               0.0%
*   Western Alliance Bancorp                                                         3,504               93,276               0.0%
    Westfield Financial, Inc.                                                          900                6,363               0.0%
#   Westwood Holdings Group, Inc.                                                       96                6,480               0.0%
    Willis Group Holdings P.L.C.                                                     2,769              112,228               0.0%
#   Wilshire Bancorp, Inc.                                                           3,891               38,521               0.0%
    Wintrust Financial Corp.                                                         3,282              152,022               0.0%
#*  World Acceptance Corp.                                                             400               28,664               0.0%
    WR Berkley Corp.                                                                 2,502              128,953               0.0%
    WSFS Financial Corp.                                                               288               22,651               0.0%
    XL Group P.L.C.                                                                  5,566              188,576               0.1%
*   Yadkin Financial Corp.                                                              96                1,863               0.0%
    Zions Bancorporation                                                             7,495              217,130               0.1%
                                                                                              -----------------    --------------
Total Financials                                                                                     61,402,724              14.4%
                                                                                              -----------------    --------------
Health Care -- (10.8%)
#   Abaxis, Inc.                                                                       400               21,064               0.0%
    Abbott Laboratories                                                             11,400              496,926               0.1%
    AbbVie, Inc.                                                                    21,341            1,354,300               0.3%
#*  Acadia Healthcare Co., Inc.                                                      1,956              121,370               0.0%
#*  Accuray, Inc.                                                                    2,534               16,040               0.0%
#*  Acorda Therapeutics, Inc.                                                        1,507               52,474               0.0%
*   Actavis P.L.C.                                                                   3,709              900,323               0.2%
#*  Addus HomeCare Corp.                                                             1,000               19,870               0.0%
    Aetna, Inc.                                                                      8,334              687,638               0.2%
#*  Affymetrix, Inc.                                                                 1,997               17,993               0.0%
    Agilent Technologies, Inc.                                                       4,100              226,648               0.1%
#*  Air Methods Corp.                                                                3,450              162,943               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Health Care -- (Continued)
#*       Akorn, Inc.                                                                 4,620    $         205,821               0.1%
#*       Albany Molecular Research, Inc.                                               956               22,237               0.0%
*        Alere, Inc.                                                                 4,703              187,979               0.1%
*        Alexion Pharmaceuticals, Inc.                                               1,200              229,632               0.1%
#*       Align Technology, Inc.                                                      1,878               98,820               0.0%
*        Alkermes P.L.C.                                                             2,083              105,296               0.0%
         Allergan, Inc.                                                              4,600              874,276               0.2%
*        Allscripts Healthcare Solutions, Inc.                                      10,304              141,371               0.0%
*        Almost Family, Inc.                                                           316                9,303               0.0%
*        Alnylam Pharmaceuticals, Inc.                                                 926               85,877               0.0%
#*       Alphatec Holdings, Inc.                                                       583                  886               0.0%
*        AMAG Pharmaceuticals, Inc.                                                     80                2,641               0.0%
#*       Amedisys, Inc.                                                              1,824               47,606               0.0%
         AmerisourceBergen Corp.                                                     5,728              489,228               0.1%
         Amgen, Inc.                                                                 7,574            1,228,351               0.3%
#*       AMN Healthcare Services, Inc.                                               2,472               42,395               0.0%
#*       Amsurg Corp.                                                                4,668              252,119               0.1%
         Analogic Corp.                                                                500               36,470               0.0%
#*       AngioDynamics, Inc.                                                           377                6,409               0.0%
#*       Anika Therapeutics, Inc.                                                      895               35,925               0.0%
#*       athenahealth, Inc.                                                            765               93,712               0.0%
#*       Auxilium Pharmaceuticals, Inc.                                                900               28,953               0.0%
         Baxter International, Inc.                                                  6,600              462,924               0.1%
         Becton Dickinson and Co.                                                    2,500              321,750               0.1%
*        Bio-Rad Laboratories, Inc. Class A                                            289               32,605               0.0%
*        Bio-Reference Laboratories, Inc.                                            1,000               30,040               0.0%
         Bio-Techne Corp.                                                              200               18,210               0.0%
*        Biogen Idec, Inc.                                                           5,573            1,789,379               0.4%
*        BioMarin Pharmaceutical, Inc.                                                 600               49,500               0.0%
#*       BioScrip, Inc.                                                              3,131               20,226               0.0%
#*       BioTelemetry, Inc.                                                            640                5,370               0.0%
#*       Bovie Medical Corp.                                                           300                1,182               0.0%
         Bristol-Myers Squibb Co.                                                   18,231            1,060,862               0.3%
*        Brookdale Senior Living, Inc.                                               6,122              206,373               0.1%
*        Bruker Corp.                                                                4,940              102,406               0.0%
*        Cambrex Corp.                                                                 713               15,030               0.0%
         Cantel Medical Corp.                                                        1,605               68,052               0.0%
*        Capital Senior Living Corp.                                                 1,099               24,727               0.0%
         Cardinal Health, Inc.                                                       5,300              415,944               0.1%
*        CareFusion Corp.                                                            7,097              407,155               0.1%
*        Celgene Corp.                                                              16,184            1,733,145               0.4%
*        Centene Corp.                                                               1,900              176,073               0.1%
*        Cerner Corp.                                                                2,622              166,077               0.0%
*        Charles River Laboratories International, Inc.                              2,467              155,816               0.0%
#        Chemed Corp.                                                                  700               72,352               0.0%
         Cigna Corp.                                                                 5,298              527,522               0.1%
*        Community Health Systems, Inc.                                             10,316              567,070               0.1%
#        Computer Programs & Systems, Inc.                                             373               23,492               0.0%
         CONMED Corp.                                                                1,261               52,949               0.0%
(Degree) Contra Furiex Pharmaceuticals                                                 175                1,710               0.0%
         Cooper Cos., Inc. (The)                                                     1,504              246,506               0.1%
*        Corvel Corp.                                                                1,094               37,655               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Health Care -- (Continued)
*   Covance, Inc.                                                                    1,146    $          91,565               0.0%
    Covidien P.L.C.                                                                  4,400              406,736               0.1%
    CR Bard, Inc.                                                                    1,954              320,397               0.1%
#*  Cross Country Healthcare, Inc.                                                     700                6,769               0.0%
#   CryoLife, Inc.                                                                     900                9,234               0.0%
#*  Cubist Pharmaceuticals, Inc.                                                     1,261               91,158               0.0%
#*  Cumberland Pharmaceuticals, Inc.                                                   290                1,421               0.0%
#*  Cutera, Inc.                                                                       527                5,533               0.0%
*   Cyberonics, Inc.                                                                 1,000               52,500               0.0%
*   Cynosure, Inc. Class A                                                             826               20,890               0.0%
*   DaVita HealthCare Partners, Inc.                                                 7,504              585,837               0.1%
    DENTSPLY International, Inc.                                                     3,927              199,374               0.1%
#*  Depomed, Inc.                                                                    1,202               18,511               0.0%
*   Edwards Lifesciences Corp.                                                       2,034              245,951               0.1%
    Eli Lilly & Co.                                                                 10,835              718,686               0.2%
#*  Emergent Biosolutions, Inc.                                                      2,807               63,494               0.0%
*   Endo International P.L.C.                                                        3,400              227,528               0.1%
    Ensign Group, Inc. (The)                                                           738               28,575               0.0%
*   Envision Healthcare Holdings, Inc.                                                 500               17,475               0.0%
#*  Enzo Biochem, Inc.                                                                 646                3,372               0.0%
*   Exactech, Inc.                                                                     500               10,650               0.0%
#*  ExamWorks Group, Inc.                                                            1,045               40,525               0.0%
*   Express Scripts Holding Co.                                                     10,482              805,227               0.2%
*   Five Star Quality Care, Inc.                                                     1,814                7,492               0.0%
*   Gentiva Health Services, Inc.                                                    1,425               28,072               0.0%
*   Gilead Sciences, Inc.                                                           29,928            3,351,936               0.8%
#*  Globus Medical, Inc. Class A                                                     5,401              119,740               0.0%
*   Greatbatch, Inc.                                                                 1,602               80,404               0.0%
*   Haemonetics Corp.                                                                2,427               91,546               0.0%
#*  Hanger, Inc.                                                                     1,400               33,502               0.0%
*   Harvard Apparatus Regenerative Technology, Inc.                                    150                  942               0.0%
*   Harvard Bioscience, Inc.                                                           600                2,880               0.0%
*   HCA Holdings, Inc.                                                               4,374              306,399               0.1%
*   Health Net, Inc.                                                                 3,580              170,086               0.0%
    HealthSouth Corp.                                                                2,933              118,288               0.0%
*   HealthStream, Inc.                                                                 600               18,576               0.0%
*   Healthways, Inc.                                                                 1,491               23,110               0.0%
*   Henry Schein, Inc.                                                               1,951              234,179               0.1%
    Hill-Rom Holdings, Inc.                                                          2,079               92,474               0.0%
#*  HMS Holdings Corp.                                                               2,598               60,352               0.0%
*   Hologic, Inc.                                                                    9,359              245,112               0.1%
*   Hospira, Inc.                                                                    5,640              302,868               0.1%
    Humana, Inc.                                                                     5,509              764,925               0.2%
*   ICU Medical, Inc.                                                                  660               46,794               0.0%
#*  IDEXX Laboratories, Inc.                                                         1,655              234,464               0.1%
*   Illumina, Inc.                                                                   1,676              322,764               0.1%
*   Impax Laboratories, Inc.                                                         4,428              128,279               0.0%
#*  Incyte Corp.                                                                     4,210              282,323               0.1%
#*  Infinity Pharmaceuticals, Inc.                                                     498                6,783               0.0%
#*  Integra LifeSciences Holdings Corp.                                              1,564               79,936               0.0%
#*  Intercept Pharmaceuticals, Inc.                                                    548              141,598               0.0%
*   Intuitive Surgical, Inc.                                                           500              247,900               0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Health Care -- (Continued)
#          Invacare Corp.                                                              890    $          13,982               0.0%
*          IPC The Hospitalist Co., Inc.                                               573               23,871               0.0%
#*         Isis Pharmaceuticals, Inc.                                                1,958               90,185               0.0%
#*         Jazz Pharmaceuticals P.L.C.                                               1,800              303,912               0.1%
           Johnson & Johnson                                                        40,355            4,349,462               1.0%
           Kindred Healthcare, Inc.                                                  4,204               91,437               0.0%
*          Laboratory Corp. of America Holdings                                      3,378              369,182               0.1%
#          Landauer, Inc.                                                              260                9,305               0.0%
#*         Lannett Co., Inc.                                                           400               22,688               0.0%
           LeMaitre Vascular, Inc.                                                     500                3,660               0.0%
#*         LHC Group, Inc.                                                             689               16,777               0.0%
*          LifePoint Hospitals, Inc.                                                 2,976              208,320               0.1%
#*         Ligand Pharmaceuticals, Inc. Class B                                        900               49,743               0.0%
*          Luminex Corp.                                                               897               17,043               0.0%
*          Magellan Health Services, Inc.                                            1,796              108,694               0.0%
*          Mallinckrodt P.L.C.                                                       2,864              264,003               0.1%
#*         Masimo Corp.                                                              2,577               65,043               0.0%
           McKesson Corp.                                                            3,733              759,330               0.2%
*          MedAssets, Inc.                                                           3,169               68,641               0.0%
(Degree)*  MedCath Corp.                                                               117                   --               0.0%
*          Medicines Co. (The)                                                       1,638               41,474               0.0%
*          Medivation, Inc.                                                            928               98,090               0.0%
*          MEDNAX, Inc.                                                              4,800              299,664               0.1%
           Medtronic, Inc.                                                          19,479            1,327,689               0.3%
           Merck & Co., Inc.                                                        27,538            1,595,552               0.4%
*          Merge Healthcare, Inc.                                                    3,378                9,289               0.0%
#          Meridian Bioscience, Inc.                                                 1,499               27,791               0.0%
*          Merit Medical Systems, Inc.                                               1,779               26,952               0.0%
*          Mettler-Toledo International, Inc.                                          700              180,929               0.1%
*          Molina Healthcare, Inc.                                                   2,336              113,623               0.0%
*          Momenta Pharmaceuticals, Inc.                                             1,446               15,776               0.0%
#*         MWI Veterinary Supply, Inc.                                                 430               72,952               0.0%
#*         Mylan, Inc.                                                               3,719              199,152               0.1%
#*         Myriad Genetics, Inc.                                                     4,299              169,767               0.0%
           National Healthcare Corp.                                                   500               30,155               0.0%
#*         Natus Medical, Inc.                                                       1,182               40,188               0.0%
*          NuVasive, Inc.                                                            1,987               81,268               0.0%
           Omnicare, Inc.                                                            2,800              186,452               0.1%
*          Omnicell, Inc.                                                            1,529               49,402               0.0%
#*         Opko Health, Inc.                                                         6,200               51,770               0.0%
*          OraSure Technologies, Inc.                                                2,225               19,914               0.0%
*          Orthofix International NV                                                 1,149               33,723               0.0%
#          Owens & Minor, Inc.                                                       3,014              100,426               0.0%
#*         Pacira Pharmaceuticals, Inc.                                                500               46,410               0.0%
*          Pain Therapeutics, Inc.                                                   2,500                4,350               0.0%
#*         PAREXEL International Corp.                                               1,794               97,432               0.0%
#          Patterson Cos., Inc.                                                      3,919              168,948               0.0%
*          PDI, Inc.                                                                   200                  364               0.0%
#          PDL BioPharma, Inc.                                                       4,450               37,958               0.0%
           PerkinElmer, Inc.                                                         3,968              172,291               0.0%
           Perrigo Co. P.L.C.                                                        1,077              173,882               0.0%
           Pfizer, Inc.                                                             38,289            1,146,756               0.3%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Health Care -- (Continued)
*   PharMerica Corp.                                                                 1,213    $          34,801               0.0%
#*  PhotoMedex, Inc.                                                                     6                   23               0.0%
    Pozen, Inc.                                                                        739                6,703               0.0%
*   Prestige Brands Holdings, Inc.                                                   3,700              131,054               0.0%
#*  Progenics Pharmaceuticals, Inc.                                                    924                4,463               0.0%
*   Providence Service Corp. (The)                                                     747               33,002               0.0%
#   Quality Systems, Inc.                                                            1,799               27,183               0.0%
#   Quest Diagnostics, Inc.                                                          5,440              345,222               0.1%
*   Quidel Corp.                                                                     1,116               31,862               0.0%
*   Quintiles Transnational Holdings, Inc.                                             750               43,905               0.0%
*   RadNet, Inc.                                                                     2,195               20,413               0.0%
*   Receptos, Inc.                                                                     500               51,825               0.0%
*   Regeneron Pharmaceuticals, Inc.                                                    854              336,237               0.1%
#*  Repligen Corp.                                                                     989               24,943               0.0%
#   ResMed, Inc.                                                                     2,676              139,741               0.0%
#*  Rigel Pharmaceuticals, Inc.                                                      1,688                3,342               0.0%
#*  RTI Surgical, Inc.                                                               2,790               14,201               0.0%
*   Salix Pharmaceuticals, Ltd.                                                      1,287              185,135               0.1%
#*  Sciclone Pharmaceuticals, Inc.                                                   1,491               11,391               0.0%
#*  Seattle Genetics, Inc.                                                           1,709               62,669               0.0%
    Select Medical Holdings Corp.                                                    6,240               89,981               0.0%
*   Sirona Dental Systems, Inc.                                                      2,500              196,375               0.1%
#*  Skilled Healthcare Group, Inc. Class A                                             700                4,851               0.0%
#*  Spectrum Pharmaceuticals, Inc.                                                   1,060                8,035               0.0%
    St Jude Medical, Inc.                                                            3,829              245,707               0.1%
#*  Staar Surgical Co.                                                                 500                4,785               0.0%
    STERIS Corp.                                                                     2,672              165,130               0.0%
    Stryker Corp.                                                                    2,500              218,825               0.1%
#*  SurModics, Inc.                                                                    714               15,458               0.0%
*   Symmetry Medical, Inc.                                                           1,706               16,889               0.0%
*   Taro Pharmaceutical Industries, Ltd.                                               762              123,398               0.0%
#*  Team Health Holdings, Inc.                                                       1,972              123,329               0.0%
    Teleflex, Inc.                                                                   1,814              207,014               0.1%
#*  Tenet Healthcare Corp.                                                           3,997              224,032               0.1%
#*  Theravance Biopharma, Inc.                                                         474                8,674               0.0%
    Thermo Fisher Scientific, Inc.                                                   2,342              275,349               0.1%
*   Thoratec Corp.                                                                   2,700               73,386               0.0%
*   Tornier NV                                                                         425               11,879               0.0%
#*  Triple-S Management Corp. Class B                                                  800               17,712               0.0%
#*  United Therapeutics Corp.                                                        1,215              159,129               0.0%
    UnitedHealth Group, Inc.                                                        21,670            2,058,867               0.5%
*   Universal American Corp.                                                         2,009               18,724               0.0%
    Universal Health Services, Inc. Class B                                          3,043              315,590               0.1%
    US Physical Therapy, Inc.                                                          424               18,296               0.0%
#*  Varian Medical Systems, Inc.                                                     3,147              264,726               0.1%
*   Vascular Solutions, Inc.                                                           600               17,646               0.0%
*   VCA, Inc.                                                                        4,571              208,300               0.1%
*   Vertex Pharmaceuticals, Inc.                                                     1,922              216,494               0.1%
*   Waters Corp.                                                                     1,800              199,440               0.1%
#*  WellCare Health Plans, Inc.                                                      1,800              122,166               0.0%
    WellPoint, Inc.                                                                  6,525              826,652               0.2%
#   West Pharmaceutical Services, Inc.                                               3,200              164,000               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Health Care -- (Continued)
#*  Wright Medical Group, Inc.                                                       1,822    $          57,612               0.0%
    Zimmer Holdings, Inc.                                                            4,844              538,847               0.1%
    Zoetis, Inc.                                                                    15,188              564,386               0.1%
                                                                                              -----------------    --------------
Total Health Care                                                                                    51,355,596              12.0%
                                                                                              -----------------    --------------
Industrials -- (11.4%)
    3M Co.                                                                           2,758              424,098               0.1%
#   AAON, Inc.                                                                       1,687               33,150               0.0%
    AAR Corp.                                                                        2,026               53,689               0.0%
    ABM Industries, Inc.                                                             2,500               69,100               0.0%
#   Acacia Research Corp.                                                            1,906               34,308               0.0%
*   ACCO Brands Corp.                                                                4,257               35,035               0.0%
#   Aceto Corp.                                                                      1,462               33,246               0.0%
#   Actuant Corp. Class A                                                            3,519              111,517               0.0%
    Acuity Brands, Inc.                                                              1,393              194,226               0.1%
#   ADT Corp. (The)                                                                  6,133              219,807               0.1%
#*  Advisory Board Co. (The)                                                           600               32,202               0.0%
*   AECOM Technology Corp.                                                           6,119              199,168               0.1%
#*  Aegion Corp.                                                                     1,353               24,787               0.0%
*   Aerovironment, Inc.                                                              1,280               39,232               0.0%
#   AGCO Corp.                                                                       3,296              146,046               0.0%
    Air Lease Corp.                                                                    623               22,796               0.0%
*   Air Transport Services Group, Inc.                                               1,100                8,998               0.0%
#   Aircastle, Ltd.                                                                  2,100               40,068               0.0%
    Alamo Group, Inc.                                                                  659               28,232               0.0%
    Alaska Air Group, Inc.                                                           2,746              146,170               0.0%
    Albany International Corp. Class A                                               1,347               50,890               0.0%
#   Allegiant Travel Co.                                                               500               66,735               0.0%
    Allegion P.L.C.                                                                  2,086              110,746               0.0%
    Alliant Techsystems, Inc.                                                        1,532              179,183               0.1%
    Allison Transmission Holdings, Inc.                                              6,460              209,821               0.1%
#   Altra Industrial Motion Corp.                                                      968               30,511               0.0%
    AMERCO                                                                           1,073              290,912               0.1%
#*  Ameresco, Inc. Class A                                                             546                4,499               0.0%
    American Airlines Group, Inc.                                                    5,700              235,695               0.1%
#   American Railcar Industries, Inc.                                                  800               52,648               0.0%
    American Science & Engineering, Inc.                                               300               16,590               0.0%
#*  American Superconductor Corp.                                                      439                  575               0.0%
*   American Woodmark Corp.                                                            400               16,364               0.0%
    AMETEK, Inc.                                                                     4,721              246,200               0.1%
    AO Smith Corp.                                                                   4,062              216,708               0.1%
#   Apogee Enterprises, Inc.                                                         1,700               74,630               0.0%
#   Applied Industrial Technologies, Inc.                                            2,374              115,875               0.0%
*   ARC Document Solutions, Inc.                                                     3,255               33,038               0.0%
    ArcBest Corp.                                                                      843               32,624               0.0%
    Argan, Inc.                                                                        979               34,079               0.0%
*   Armstrong World Industries, Inc.                                                 3,040              147,197               0.0%
#   Astec Industries, Inc.                                                           1,000               37,910               0.0%
#*  Astronics Corp.                                                                    637               33,003               0.0%
*   Astronics Corp. Class B                                                            187                9,668               0.0%
*   Atlas Air Worldwide Holdings, Inc.                                                 786               29,019               0.0%
*   Avis Budget Group, Inc.                                                          6,056              337,622               0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Industrials -- (Continued)
#   AZZ, Inc.                                                                        1,009    $          47,181               0.0%
*   B/E Aerospace, Inc.                                                              2,000              148,900               0.0%
    Babcock & Wilcox Co. (The)                                                       3,044               87,058               0.0%
#   Baltic Trading, Ltd.                                                             2,100                7,875               0.0%
    Barnes Group, Inc.                                                               2,050               74,948               0.0%
#   Barrett Business Services, Inc.                                                    297                6,982               0.0%
#*  Beacon Roofing Supply, Inc.                                                      2,797               77,393               0.0%
*   Blount International, Inc.                                                       3,178               48,655               0.0%
#*  BlueLinx Holdings, Inc.                                                          1,514                1,817               0.0%
    Boeing Co. (The)                                                                13,884            1,734,250               0.4%
    Brady Corp. Class A                                                              1,950               46,488               0.0%
#   Briggs & Stratton Corp.                                                          2,519               50,909               0.0%
    Brink's Co. (The)                                                                2,100               44,100               0.0%
#*  Builders FirstSource, Inc.                                                       2,218               13,153               0.0%
*   CAI International, Inc.                                                            425                8,946               0.0%
    Carlisle Cos., Inc.                                                              3,542              314,813               0.1%
#*  Casella Waste Systems, Inc. Class A                                                900                4,050               0.0%
    Caterpillar, Inc.                                                               11,210            1,136,806               0.3%
#*  CBIZ, Inc.                                                                       2,496               23,038               0.0%
    CDI Corp.                                                                          500                8,595               0.0%
#   Ceco Environmental Corp.                                                           721               10,325               0.0%
    Celadon Group, Inc.                                                              1,152               22,418               0.0%
    CH Robinson Worldwide, Inc.                                                      2,198              152,124               0.0%
*   Chart Industries, Inc.                                                           1,000               46,550               0.0%
    Chicago Bridge & Iron Co. NV                                                     1,299               70,977               0.0%
    Cintas Corp.                                                                     3,600              263,664               0.1%
    CIRCOR International, Inc.                                                         600               45,090               0.0%
    Civeo Corp.                                                                      4,836               58,951               0.0%
#   CLARCOR, Inc.                                                                    1,400               93,744               0.0%
*   Clean Harbors, Inc.                                                              2,162              107,300               0.0%
#*  Colfax Corp.                                                                     3,202              174,125               0.1%
    Columbus McKinnon Corp.                                                          1,099               31,267               0.0%
#   Comfort Systems USA, Inc.                                                        1,453               22,318               0.0%
#*  Commercial Vehicle Group, Inc.                                                   1,000                6,550               0.0%
    Con-way, Inc.                                                                    1,365               59,200               0.0%
    Copa Holdings SA Class A                                                           600               70,152               0.0%
*   Copart, Inc.                                                                     5,191              173,587               0.1%
    Corporate Executive Board Co. (The)                                              1,878              138,409               0.0%
    Courier Corp.                                                                      400                5,428               0.0%
    Covanta Holding Corp.                                                            4,497               99,249               0.0%
*   CPI Aerostructures, Inc.                                                           300                2,865               0.0%
*   CRA International, Inc.                                                            400               12,000               0.0%
    Crane Co.                                                                        2,462              153,506               0.0%
    Cubic Corp.                                                                        956               46,117               0.0%
    Cummins, Inc.                                                                    2,740              400,533               0.1%
    Curtiss-Wright Corp.                                                             3,182              220,226               0.1%
    Danaher Corp.                                                                    7,550              607,020               0.2%
#   Deere & Co.                                                                      8,234              704,336               0.2%
    Delta Air Lines, Inc.                                                           11,360              457,013               0.1%
    Deluxe Corp.                                                                     3,258              198,086               0.1%
#*  DigitalGlobe, Inc.                                                               5,438              155,472               0.0%
    Donaldson Co., Inc.                                                              5,115              212,682               0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Industrials -- (Continued)
    Douglas Dynamics, Inc.                                                             841    $          17,434               0.0%
    Dover Corp.                                                                      4,321              343,260               0.1%
*   Ducommun, Inc.                                                                     200                5,282               0.0%
    Dun & Bradstreet Corp. (The)                                                     1,715              210,619               0.1%
*   DXP Enterprises, Inc.                                                              600               39,774               0.0%
#*  Dycom Industries, Inc.                                                           3,727              116,991               0.0%
#   Dynamic Materials Corp.                                                            497                9,050               0.0%
    Eaton Corp. P.L.C.                                                               8,226              562,576               0.1%
*   Echo Global Logistics, Inc.                                                        662               17,298               0.0%
#   EMCOR Group, Inc.                                                                3,081              135,965               0.0%
    Emerson Electric Co.                                                            10,039              643,098               0.2%
    Encore Wire Corp.                                                                  782               29,669               0.0%
#*  Energy Recovery, Inc.                                                              975                4,466               0.0%
    EnerSys                                                                          2,000              125,600               0.0%
#*  Engility Holdings, Inc.                                                            441               19,051               0.0%
    Ennis, Inc.                                                                      1,000               14,830               0.0%
*   EnPro Industries, Inc.                                                             801               51,689               0.0%
    Equifax, Inc.                                                                    2,700              204,498               0.1%
#   ESCO Technologies, Inc.                                                          1,418               53,912               0.0%
*   Esterline Technologies Corp.                                                     1,397              163,603               0.0%
    Exelis, Inc.                                                                     8,790              156,901               0.0%
    Expeditors International of Washington, Inc.                                     3,885              165,734               0.1%
    Exponent, Inc.                                                                     600               47,892               0.0%
#   Fastenal Co.                                                                     6,433              283,309               0.1%
    Federal Signal Corp.                                                             2,530               35,926               0.0%
    FedEx Corp.                                                                      4,158              696,049               0.2%
    Flowserve Corp.                                                                  2,400              163,176               0.0%
    Fluor Corp.                                                                      4,791              317,835               0.1%
    Fortune Brands Home & Security, Inc.                                             4,795              207,384               0.1%
    Forward Air Corp.                                                                  400               19,148               0.0%
*   Franklin Covey Co.                                                                 400                7,844               0.0%
#   Franklin Electric Co., Inc.                                                      1,662               62,059               0.0%
    FreightCar America, Inc.                                                           400               13,188               0.0%
*   FTI Consulting, Inc.                                                             1,955               78,943               0.0%
#*  Fuel Tech, Inc.                                                                    100                  405               0.0%
*   Furmanite Corp.                                                                  1,258                9,410               0.0%
    G&K Services, Inc. Class A                                                       1,009               63,638               0.0%
    GATX Corp.                                                                       1,274               80,772               0.0%
*   Gencor Industries, Inc.                                                            300                2,907               0.0%
#*  GenCorp, Inc.                                                                    1,473               24,982               0.0%
#*  Generac Holdings, Inc.                                                           2,221              100,700               0.0%
    General Cable Corp.                                                              2,001               28,354               0.0%
    General Dynamics Corp.                                                           4,179              584,057               0.1%
    General Electric Co.                                                           112,082            2,892,836               0.7%
*   Genesee & Wyoming, Inc. Class A                                                  1,400              134,680               0.0%
*   Gibraltar Industries, Inc.                                                       1,224               18,666               0.0%
#   Global Power Equipment Group, Inc.                                                 464                6,324               0.0%
#   Gorman-Rupp Co. (The)                                                              875               27,772               0.0%
*   GP Strategies Corp.                                                                904               29,977               0.0%
#   Graco, Inc.                                                                      2,545              199,782               0.1%
*   GrafTech International, Ltd.                                                     3,401               14,590               0.0%
#   Graham Corp.                                                                       488               16,348               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Industrials -- (Continued)
#   Granite Construction, Inc.                                                       1,548    $          57,137               0.0%
*   Great Lakes Dredge & Dock Corp.                                                  3,400               23,766               0.0%
#   Greenbrier Cos., Inc. (The)                                                      1,486               92,934               0.0%
    Griffon Corp.                                                                    1,955               24,027               0.0%
    H&E Equipment Services, Inc.                                                     1,296               48,457               0.0%
#   Harsco Corp.                                                                     7,154              155,099               0.0%
*   Hawaiian Holdings, Inc.                                                          1,300               22,542               0.0%
*   HD Supply Holdings, Inc.                                                         7,200              207,648               0.1%
#   Healthcare Services Group, Inc.                                                  1,300               38,714               0.0%
#   Heartland Express, Inc.                                                          3,288               82,660               0.0%
#   HEICO Corp.                                                                        985               53,426               0.0%
    HEICO Corp. Class A                                                              1,431               65,468               0.0%
    Heidrick & Struggles International, Inc.                                           505               10,514               0.0%
    Herman Miller, Inc.                                                              1,688               54,016               0.0%
*   Hertz Global Holdings, Inc.                                                     19,946              437,216               0.1%
*   Hexcel Corp.                                                                     3,956              165,717               0.0%
*   Hill International, Inc.                                                         1,100                4,268               0.0%
    Hillenbrand, Inc.                                                                1,340               44,609               0.0%
    HNI Corp.                                                                        2,663              124,229               0.0%
    Honeywell International, Inc.                                                    1,400              134,568               0.0%
#   Houston Wire & Cable Co.                                                           600                8,136               0.0%
*   Hub Group, Inc. Class A                                                          1,731               62,818               0.0%
    Hubbell, Inc. Class A                                                              100               12,044               0.0%
    Hubbell, Inc. Class B                                                            1,724              195,519               0.1%
*   Hudson Global, Inc.                                                                800                2,728               0.0%
    Huntington Ingalls Industries, Inc.                                              1,901              201,164               0.1%
#   Hurco Cos., Inc.                                                                   200                7,706               0.0%
#*  Huron Consulting Group, Inc.                                                     1,270               88,405               0.0%
    Hyster-Yale Materials Handling, Inc.                                               600               47,094               0.0%
#*  ICF International, Inc.                                                            997               36,231               0.0%
    IDEX Corp.                                                                       2,800              209,748               0.1%
*   IHS, Inc. Class A                                                                  800              104,824               0.0%
    Illinois Tool Works, Inc.                                                        3,600              327,780               0.1%
    Ingersoll-Rand P.L.C.                                                            6,258              391,876               0.1%
#*  InnerWorkings, Inc.                                                              1,200               10,896               0.0%
*   Innovative Solutions & Support, Inc.                                               300                  837               0.0%
    Insperity, Inc.                                                                    771               24,333               0.0%
    Insteel Industries, Inc.                                                           594               14,161               0.0%
*   Integrated Electrical Services, Inc.                                               364                2,887               0.0%
#   Interface, Inc.                                                                  2,396               38,408               0.0%
#   International Shipholding Corp.                                                    200                4,008               0.0%
#   Intersections, Inc.                                                                600                2,400               0.0%
    ITT Corp.                                                                        4,202              189,342               0.1%
#*  Jacobs Engineering Group, Inc.                                                   5,606              266,005               0.1%
    JB Hunt Transport Services, Inc.                                                 2,800              223,356               0.1%
#*  JetBlue Airways Corp.                                                           13,422              154,890               0.0%
    John Bean Technologies Corp.                                                       808               24,216               0.0%
#   Joy Global, Inc.                                                                 3,596              189,257               0.1%
#   Kaman Corp.                                                                      1,003               43,189               0.0%
#   Kansas City Southern                                                             1,900              233,301               0.1%
    KAR Auction Services, Inc.                                                       5,451              165,492               0.0%
    KBR, Inc.                                                                        5,160               98,453               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Industrials -- (Continued)
#   Kelly Services, Inc. Class A                                                     1,714    $          30,218               0.0%
#   Kennametal, Inc.                                                                 2,119               81,815               0.0%
    Kforce, Inc.                                                                     1,628               37,688               0.0%
#   Kimball International, Inc. Class B                                              1,135               20,407               0.0%
*   Kirby Corp.                                                                      2,083              230,338               0.1%
    Knight Transportation, Inc.                                                      3,900              114,114               0.0%
#   Knightsbridge Shipping, Ltd.                                                     1,161               10,194               0.0%
    Knoll, Inc.                                                                      1,852               36,836               0.0%
*   Korn/Ferry International                                                         1,978               55,246               0.0%
#*  Kratos Defense & Security Solutions, Inc.                                        3,982               27,755               0.0%
    L-3 Communications Holdings, Inc.                                                2,690              326,727               0.1%
#   Landstar System, Inc.                                                              600               44,406               0.0%
#*  Lawson Products, Inc.                                                              196                4,720               0.0%
#*  Layne Christensen Co.                                                              712                5,126               0.0%
    LB Foster Co. Class A                                                              400               21,636               0.0%
    Lennox International, Inc.                                                       1,571              139,693               0.0%
    Lincoln Electric Holdings, Inc.                                                  3,500              253,680               0.1%
#   Lindsay Corp.                                                                      550               48,235               0.0%
*   LMI Aerospace, Inc.                                                                400                5,272               0.0%
    Lockheed Martin Corp.                                                            7,523            1,433,658               0.3%
    LSI Industries, Inc.                                                               600                4,296               0.0%
*   Lydall, Inc.                                                                       500               15,465               0.0%
*   Magnetek, Inc.                                                                      50                1,554               0.0%
    Manitowoc Co., Inc. (The)                                                        5,541              115,474               0.0%
    Manpowergroup, Inc.                                                              3,073              205,123               0.1%
    Marten Transport, Ltd.                                                             906               17,776               0.0%
    Masco Corp.                                                                      7,200              158,904               0.0%
#*  MasTec, Inc.                                                                     2,659               76,154               0.0%
    Matson, Inc.                                                                       904               25,755               0.0%
#   Matthews International Corp. Class A                                               523               24,100               0.0%
#   McGrath RentCorp                                                                 1,221               44,603               0.0%
*   Meritor, Inc.                                                                    3,187               36,619               0.0%
*   Middleby Corp. (The)                                                             2,436              215,586               0.1%
#   Miller Industries, Inc.                                                            400                7,908               0.0%
*   Mistras Group, Inc.                                                                854               14,082               0.0%
    Mobile Mini, Inc.                                                                2,899              127,063               0.0%
#*  Moog, Inc. Class A                                                               2,147              164,331               0.0%
*   MRC Global, Inc.                                                                 3,570               75,077               0.0%
    MSA Safety, Inc.                                                                 1,649               94,768               0.0%
    MSC Industrial Direct Co., Inc. Class A                                          1,814              146,880               0.0%
#   Mueller Industries, Inc.                                                         3,100              100,626               0.0%
    Mueller Water Products, Inc. Class A                                             5,594               55,213               0.0%
#   Multi-Color Corp.                                                                  435               21,445               0.0%
#*  MYR Group, Inc.                                                                    900               23,346               0.0%
#   National Presto Industries, Inc.                                                   235               14,819               0.0%
*   Navigant Consulting, Inc.                                                        1,346               20,715               0.0%
*   NCI Building Systems, Inc.                                                         700               13,909               0.0%
    Nielsen NV                                                                       9,156              389,038               0.1%
    NN, Inc.                                                                         1,016               25,400               0.0%
    Nordson Corp.                                                                    4,013              307,195               0.1%
    Norfolk Southern Corp.                                                           3,534              391,002               0.1%
#*  Nortek, Inc.                                                                       454               37,809               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Industrials -- (Continued)
    Northrop Grumman Corp.                                                           3,000    $         413,880               0.1%
#*  Northwest Pipe Co.                                                                 561               20,073               0.0%
#*  NOW, Inc.                                                                          675               20,290               0.0%
#*  Ocean Power Technologies, Inc.                                                     200                  200               0.0%
*   Old Dominion Freight Line, Inc.                                                  3,300              240,471               0.1%
#   Omega Flex, Inc.                                                                    93                2,476               0.0%
*   On Assignment, Inc.                                                              3,288               95,681               0.0%
*   Orbital Sciences Corp.                                                           3,694               97,152               0.0%
*   Orion Energy Systems, Inc.                                                         600                3,450               0.0%
#*  Orion Marine Group, Inc.                                                         1,426               15,629               0.0%
    Oshkosh Corp.                                                                    4,319              193,318               0.1%
    Owens Corning                                                                    6,280              201,337               0.1%
    PACCAR, Inc.                                                                     3,100              202,492               0.1%
    Pall Corp.                                                                       2,113              193,170               0.1%
*   PAM Transportation Services, Inc.                                                  100                4,298               0.0%
    Park-Ohio Holdings Corp.                                                           300               15,933               0.0%
    Parker Hannifin Corp.                                                            1,800              228,654               0.1%
*   Patrick Industries, Inc.                                                           377               16,105               0.0%
*   Pendrell Corp.                                                                   2,782                4,646               0.0%
    Pentair P.L.C.                                                                   9,636              646,094               0.2%
#*  Performant Financial Corp.                                                       2,244               19,366               0.0%
*   PGT, Inc.                                                                          625                5,878               0.0%
*   Pike Corp.                                                                       1,262               15,068               0.0%
#   Pitney Bowes, Inc.                                                               9,133              225,950               0.1%
#*  Ply Gem Holdings, Inc.                                                             927               10,521               0.0%
#*  Polypore International, Inc.                                                     1,867               81,999               0.0%
#   Powell Industries, Inc.                                                            428               19,487               0.0%
#*  PowerSecure International, Inc.                                                    800                8,936               0.0%
    Precision Castparts Corp.                                                        1,181              260,647               0.1%
    Primoris Services Corp.                                                          3,951              113,473               0.0%
#*  Proto Labs, Inc.                                                                   568               37,130               0.0%
    Quad/Graphics, Inc.                                                                969               21,366               0.0%
*   Quality Distribution, Inc.                                                         807               10,459               0.0%
#   Quanex Building Products Corp.                                                   1,226               24,545               0.0%
*   Quanta Services, Inc.                                                            5,845              199,198               0.1%
#   Raven Industries, Inc.                                                           1,844               46,745               0.0%
    Raytheon Co.                                                                     5,678              589,831               0.1%
    RBC Bearings, Inc.                                                                 700               42,525               0.0%
    Regal-Beloit Corp.                                                               1,939              137,611               0.0%
#*  Republic Airways Holdings, Inc.                                                  1,333               16,689               0.0%
    Republic Services, Inc.                                                         11,200              430,080               0.1%
    Resources Connection, Inc.                                                       1,538               23,793               0.0%
#*  Rexnord Corp.                                                                    6,004              177,418               0.1%
*   Roadrunner Transportation Systems, Inc.                                            650               13,396               0.0%
    Robert Half International, Inc.                                                  3,456              189,320               0.1%
    Rockwell Automation, Inc.                                                        3,736              419,740               0.1%
    Rockwell Collins, Inc.                                                           4,348              365,884               0.1%
    Rollins, Inc.                                                                    5,427              172,958               0.1%
    Roper Industries, Inc.                                                           2,420              383,086               0.1%
*   RPX Corp.                                                                        1,671               23,478               0.0%
#   RR Donnelley & Sons Co.                                                         10,451              182,370               0.1%
*   Rush Enterprises, Inc. Class A                                                     887               33,795               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Industrials -- (Continued)
    Ryder System, Inc.                                                               3,698    $         327,162               0.1%
*   Saia, Inc.                                                                         700               34,314               0.0%
#*  Sensata Technologies Holding NV                                                  2,755              134,472               0.0%
    Simpson Manufacturing Co., Inc.                                                  2,239               74,066               0.0%
    SkyWest, Inc.                                                                    1,371               15,794               0.0%
*   SL Industries, Inc.                                                                100                4,500               0.0%
    Snap-on, Inc.                                                                    2,327              307,490               0.1%
#*  SolarCity Corp.                                                                    800               47,344               0.0%
    Southwest Airlines Co.                                                          24,471              843,760               0.2%
#*  SP Plus Corp.                                                                      400                8,728               0.0%
*   Sparton Corp.                                                                      743               20,135               0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                                        4,604              181,121               0.1%
*   Spirit Airlines, Inc.                                                            1,986              145,196               0.0%
    SPX Corp.                                                                        2,340              221,809               0.1%
#*  Standard Register Co. (The)                                                        120                  614               0.0%
    Standex International Corp.                                                        521               44,936               0.0%
    Stanley Black & Decker, Inc.                                                     6,094              570,642               0.1%
    Steelcase, Inc. Class A                                                          4,250               75,310               0.0%
*   Stericycle, Inc.                                                                 1,176              148,176               0.0%
*   Sterling Construction Co., Inc.                                                    400                3,528               0.0%
#   Sun Hydraulics Corp.                                                               900               35,829               0.0%
#*  Swift Transportation Co.                                                         1,965               48,535               0.0%
    TAL International Group, Inc.                                                    1,400               60,382               0.0%
#*  Taser International, Inc.                                                        1,400               26,376               0.0%
*   Team, Inc.                                                                         600               25,284               0.0%
*   Tecumseh Products Co.                                                              400                1,476               0.0%
*   Teledyne Technologies, Inc.                                                      1,301              134,823               0.0%
    Tennant Co.                                                                      1,238               91,278               0.0%
#   Terex Corp.                                                                      5,091              146,468               0.0%
    Tetra Tech, Inc.                                                                 3,704               99,304               0.0%
    Textainer Group Holdings, Ltd.                                                   1,838               63,301               0.0%
    Textron, Inc.                                                                    9,561              397,068               0.1%
*   Thermon Group Holdings, Inc.                                                       951               23,176               0.0%
    Timken Co. (The)                                                                 2,900              124,671               0.0%
#   Titan International, Inc.                                                        1,654               17,466               0.0%
#*  Titan Machinery, Inc.                                                            1,000               13,760               0.0%
    Toro Co. (The)                                                                   1,672              103,213               0.0%
    Towers Watson & Co. Class A                                                      2,255              248,704               0.1%
    TransDigm Group, Inc.                                                            1,300              243,139               0.1%
*   TRC Cos., Inc.                                                                     500                3,640               0.0%
#*  Trex Co., Inc.                                                                     800               34,400               0.0%
*   Trimas Corp.                                                                     1,769               56,007               0.0%
#   Trinity Industries, Inc.                                                         7,100              253,541               0.1%
    Triumph Group, Inc.                                                              2,200              153,186               0.0%
*   TrueBlue, Inc.                                                                   1,673               41,357               0.0%
*   Tutor Perini Corp.                                                               3,132               87,727               0.0%
    Twin Disc, Inc.                                                                    300                7,806               0.0%
    Tyco International, Ltd.                                                         3,002              128,876               0.0%
*   Ultralife Corp.                                                                    200                  634               0.0%
    UniFirst Corp.                                                                     900              100,404               0.0%
    Union Pacific Corp.                                                             10,592            1,233,438               0.3%
*   United Continental Holdings, Inc.                                                6,748              356,362               0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Industrials -- (Continued)
    United Parcel Service, Inc. Class B                                              6,739    $         706,988               0.2%
*   United Rentals, Inc.                                                             5,371              591,132               0.1%
#   United Stationers, Inc.                                                          1,810               75,604               0.0%
    United Technologies Corp.                                                       14,503            1,551,821               0.4%
    Universal Forest Products, Inc.                                                    700               34,979               0.0%
#   US Ecology, Inc.                                                                   600               30,168               0.0%
#*  USG Corp.                                                                        3,300               88,638               0.0%
#*  UTi Worldwide, Inc.                                                              2,500               27,325               0.0%
#   Valmont Industries, Inc.                                                         1,366              186,008               0.1%
*   Vectrus, Inc.                                                                      488               11,927               0.0%
*   Verisk Analytics, Inc. Class A                                                   2,566              159,990               0.0%
*   Veritiv Corp.                                                                      173                7,804               0.0%
*   Versar, Inc.                                                                       489                1,589               0.0%
    Viad Corp.                                                                         809               20,638               0.0%
*   Vicor Corp.                                                                        600                8,166               0.0%
#*  Volt Information Sciences, Inc.                                                    500                4,145               0.0%
    VSE Corp.                                                                          151                9,102               0.0%
#*  Wabash National Corp.                                                            1,846               19,014               0.0%
*   WABCO Holdings, Inc.                                                             2,483              241,795               0.1%
    Wabtec Corp.                                                                     2,900              250,270               0.1%
    Waste Connections, Inc.                                                          4,875              243,262               0.1%
#   Watsco, Inc.                                                                     1,818              184,745               0.1%
    Watts Water Technologies, Inc. Class A                                           1,600               97,008               0.0%
    Werner Enterprises, Inc.                                                         3,591               98,896               0.0%
#*  Wesco Aircraft Holdings, Inc.                                                      494                8,769               0.0%
#*  WESCO International, Inc.                                                        2,706              223,001               0.1%
    West Corp.                                                                         373               11,936               0.0%
*   Willis Lease Finance Corp.                                                          78                1,779               0.0%
    Woodward, Inc.                                                                   1,978              101,293               0.0%
#   WW Grainger, Inc.                                                                2,644              652,539               0.2%
#*  XPO Logistics, Inc.                                                                549               21,916               0.0%
    Xylem, Inc.                                                                      3,586              130,387               0.0%
                                                                                              -----------------    --------------
Total Industrials                                                                                    53,895,882              12.6%
                                                                                              -----------------    --------------
Information Technology -- (16.4%)
#*  3D Systems Corp.                                                                 1,800               68,040               0.0%
    Accenture P.L.C. Class A                                                        11,246              912,276               0.2%
#*  ACI Worldwide, Inc.                                                              5,745              110,534               0.0%
#*  Acorn Energy, Inc.                                                                 200                  210               0.0%
    Activision Blizzard, Inc.                                                       20,613              411,229               0.1%
*   Actua Corp.                                                                      1,306               24,553               0.0%
#*  Actuate Corp.                                                                    1,433                6,148               0.0%
*   Acxiom Corp.                                                                     2,815               53,035               0.0%
*   Adobe Systems, Inc.                                                              6,689              469,033               0.1%
    ADTRAN, Inc.                                                                     2,743               58,179               0.0%
*   Advanced Energy Industries, Inc.                                                 1,310               25,912               0.0%
#*  Advanced Micro Devices, Inc.                                                    41,700              116,760               0.0%
#   Advent Software, Inc.                                                            2,500               86,400               0.0%
#*  Agilysys, Inc.                                                                     761                8,599               0.0%
*   Akamai Technologies, Inc.                                                        3,032              182,830               0.1%
*   Alliance Data Systems Corp.                                                      2,173              615,720               0.2%
#*  Alpha & Omega Semiconductor, Ltd.                                                  249                2,308               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Information Technology -- (Continued)
    Altera Corp.                                                                     4,995    $         171,678               0.1%
    Amdocs, Ltd.                                                                     4,603              218,827               0.1%
    American Software, Inc. Class A                                                    400                3,864               0.0%
*   Amkor Technology, Inc.                                                          12,116               82,146               0.0%
    Amphenol Corp. Class A                                                           8,004              404,842               0.1%
*   Amtech Systems, Inc.                                                               200                2,106               0.0%
    Analog Devices, Inc.                                                             6,373              316,228               0.1%
    Anixter International, Inc.                                                      1,157               98,542               0.0%
*   ANSYS, Inc.                                                                      1,200               94,272               0.0%
*   AOL, Inc.                                                                        3,607              157,013               0.0%
    Apple, Inc.                                                                     66,080            7,136,640               1.7%
    Applied Materials, Inc.                                                         15,282              337,579               0.1%
*   ARRIS Group, Inc.                                                                5,713              171,504               0.1%
*   Arrow Electronics, Inc.                                                          4,168              236,992               0.1%
*   Aspen Technology, Inc.                                                           3,617              133,576               0.0%
*   Atmel Corp.                                                                      8,102               60,117               0.0%
*   Autodesk, Inc.                                                                   4,404              253,406               0.1%
    Automatic Data Processing, Inc.                                                 12,722            1,040,405               0.3%
    Avago Technologies, Ltd.                                                         3,000              258,750               0.1%
*   AVG Technologies NV                                                              1,621               29,048               0.0%
*   Avid Technology, Inc.                                                            1,011               10,161               0.0%
    Avnet, Inc.                                                                      4,760              205,870               0.1%
    Aware, Inc.                                                                        500                2,160               0.0%
#   Badger Meter, Inc.                                                                 485               27,606               0.0%
#*  Bankrate, Inc.                                                                   4,669               50,705               0.0%
    Bel Fuse, Inc. Class B                                                             278                7,865               0.0%
    Belden, Inc.                                                                     1,640              116,752               0.0%
*   Benchmark Electronics, Inc.                                                      1,618               38,379               0.0%
    Black Box Corp.                                                                    500               10,995               0.0%
#   Blackbaud, Inc.                                                                  2,134               94,963               0.0%
#*  Blackhawk Network Holdings, Inc. Class B                                         1,787               59,686               0.0%
#*  Blucora, Inc.                                                                    2,066               35,019               0.0%
#   Booz Allen Hamilton Holding Corp.                                                5,019              132,251               0.0%
#*  Bottomline Technologies de, Inc.                                                   953               23,911               0.0%
    Broadcom Corp. Class A                                                           6,052              253,458               0.1%
    Broadridge Financial Solutions, Inc.                                             6,531              286,907               0.1%
    Brocade Communications Systems, Inc.                                            25,351              272,016               0.1%
#   Brooks Automation, Inc.                                                          2,287               28,199               0.0%
*   BTU International, Inc.                                                            200                  666               0.0%
    CA, Inc.                                                                        21,439              623,017               0.2%
*   Cabot Microelectronics Corp.                                                       768               37,041               0.0%
*   CACI International, Inc. Class A                                                 1,600              131,664               0.0%
#*  Cadence Design Systems, Inc.                                                     9,120              163,704               0.1%
#*  CalAmp Corp.                                                                       600               11,568               0.0%
*   Calix, Inc.                                                                      1,647               17,804               0.0%
#*  Cardtronics, Inc.                                                                1,850               71,021               0.0%
#*  Cascade Microtech, Inc.                                                            300                3,222               0.0%
#   Cass Information Systems, Inc.                                                     442               21,013               0.0%
*   CDK Global, Inc.                                                                 4,240              142,464               0.0%
    CDW Corp.                                                                        1,464               45,150               0.0%
#*  Ceva, Inc.                                                                         819               13,350               0.0%
*   Checkpoint Systems, Inc.                                                         1,612               21,375               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Information Technology -- (Continued)
*   CIBER, Inc.                                                                      2,092    $           6,841               0.0%
#*  Ciena Corp.                                                                      4,191               70,241               0.0%
#*  Cirrus Logic, Inc.                                                               1,427               27,541               0.0%
    Cisco Systems, Inc.                                                            101,037            2,472,375               0.6%
*   Citrix Systems, Inc.                                                             3,279              210,610               0.1%
#*  Clearfield, Inc.                                                                   600                8,808               0.0%
#*  Cognex Corp.                                                                     2,478               98,030               0.0%
*   Cognizant Technology Solutions Corp. Class A                                     5,430              265,255               0.1%
*   Coherent, Inc.                                                                     900               58,635               0.0%
    Cohu, Inc.                                                                         323                3,295               0.0%
    Communications Systems, Inc.                                                       300                3,549               0.0%
*   CommVault Systems, Inc.                                                            801               35,516               0.0%
    Computer Sciences Corp.                                                         10,423              629,549               0.2%
    Computer Task Group, Inc.                                                          610                5,368               0.0%
    Compuware Corp.                                                                  9,617               97,613               0.0%
*   comScore, Inc.                                                                     268               11,294               0.0%
    Comtech Telecommunications Corp.                                                 1,053               40,088               0.0%
*   Comverse, Inc.                                                                     313                6,823               0.0%
#*  Concur Technologies, Inc.                                                        1,400              179,648               0.1%
#*  Constant Contact, Inc.                                                             624               22,065               0.0%
#   Convergys Corp.                                                                  4,549               91,753               0.0%
#*  Conversant, Inc.                                                                 5,802              204,520               0.1%
*   CoreLogic, Inc.                                                                  5,093              159,767               0.0%
    Corning, Inc.                                                                   11,535              235,660               0.1%
#*  CoStar Group, Inc.                                                                 883              142,242               0.0%
*   Covisint Corp.                                                                   1,348                3,896               0.0%
#*  Cray, Inc.                                                                       1,325               45,924               0.0%
#*  Cree, Inc.                                                                       3,960              124,661               0.0%
#   CSG Systems International, Inc.                                                  2,112               55,989               0.0%
    CTS Corp.                                                                          685               12,604               0.0%
    Daktronics, Inc.                                                                 1,650               21,962               0.0%
#*  Datalink Corp.                                                                     240                3,036               0.0%
#*  Dealertrack Technologies, Inc.                                                   1,373               64,600               0.0%
#*  Demand Media, Inc.                                                                 253                1,781               0.0%
*   Dice Holdings, Inc.                                                              7,201               71,794               0.0%
#   Diebold, Inc.                                                                    1,649               58,424               0.0%
#*  Digi International, Inc.                                                           815                6,748               0.0%
#   Digimarc Corp.                                                                     127                3,682               0.0%
*   Digital River, Inc.                                                              1,636               41,833               0.0%
*   Diodes, Inc.                                                                     1,336               34,509               0.0%
    Dolby Laboratories, Inc. Class A                                                 1,265               53,029               0.0%
*   DSP Group, Inc.                                                                     10                   97               0.0%
    DST Systems, Inc.                                                                2,100              202,335               0.1%
*   DTS, Inc.                                                                          453               13,490               0.0%
#   EarthLink Holdings Corp.                                                         3,454               12,365               0.0%
*   eBay, Inc.                                                                      15,393              808,132               0.2%
#   Ebix, Inc.                                                                         960               14,160               0.0%
#*  Echelon Corp.                                                                      700                1,470               0.0%
*   EchoStar Corp. Class A                                                           1,934               90,376               0.0%
    Electro Rent Corp.                                                                 804               12,253               0.0%
#   Electro Scientific Industries, Inc.                                              1,011                7,178               0.0%
*   Electronic Arts, Inc.                                                            4,020              164,699               0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Information Technology -- (Continued)
*   Electronics for Imaging, Inc.                                                    2,109    $          96,423               0.0%
#*  Ellie Mae, Inc.                                                                    755               28,977               0.0%
    EMC Corp.                                                                       27,535              791,081               0.2%
#*  Emulex Corp.                                                                     2,986               16,901               0.0%
#*  EnerNOC, Inc.                                                                    1,220               18,019               0.0%
*   Entegris, Inc.                                                                   3,413               46,349               0.0%
#*  Entropic Communications, Inc.                                                    2,237                5,593               0.0%
*   Envestnet, Inc.                                                                     90                3,998               0.0%
#*  EPAM Systems, Inc.                                                               2,195              104,789               0.0%
    EPIQ Systems, Inc.                                                               1,009               16,184               0.0%
*   ePlus, Inc.                                                                        400               24,428               0.0%
#   Equinix, Inc.                                                                    1,116              233,132               0.1%
#*  Euronet Worldwide, Inc.                                                          2,376              127,520               0.0%
#*  Exar Corp.                                                                       1,220               11,651               0.0%
*   ExlService Holdings, Inc.                                                        2,071               57,967               0.0%
*   Extreme Networks, Inc.                                                           2,741                9,840               0.0%
*   F5 Networks, Inc.                                                                1,819              223,701               0.1%
*   Fabrinet                                                                         1,414               25,749               0.0%
*   Facebook, Inc. Class A                                                          18,900            1,417,311               0.3%
#   FactSet Research Systems, Inc.                                                   2,323              305,335               0.1%
#   Fair Isaac Corp.                                                                 1,700              105,910               0.0%
*   Fairchild Semiconductor International, Inc.                                      3,440               52,804               0.0%
*   FARO Technologies, Inc.                                                            400               22,400               0.0%
#   FEI Co.                                                                          1,200              101,136               0.0%
    Fidelity National Information Services, Inc.                                     7,645              446,392               0.1%
#*  Finisar Corp.                                                                    3,823               63,921               0.0%
*   First Solar, Inc.                                                                3,600              212,040               0.1%
*   Fiserv, Inc.                                                                     8,561              594,818               0.2%
*   FleetCor Technologies, Inc.                                                      2,164              325,812               0.1%
    FLIR Systems, Inc.                                                               2,900               97,237               0.0%
*   FormFactor, Inc.                                                                   464                3,698               0.0%
    Forrester Research, Inc.                                                           600               24,168               0.0%
*   Fortinet, Inc.                                                                   2,600               67,730               0.0%
#*  Freescale Semiconductor, Ltd.                                                    2,500               49,725               0.0%
#*  Gartner, Inc.                                                                    2,505              202,179               0.1%
*   Genpact, Ltd.                                                                    7,378              129,484               0.0%
*   Global Cash Access Holdings, Inc.                                                4,600               33,534               0.0%
    Global Payments, Inc.                                                            5,367              432,043               0.1%
*   Google, Inc. Class A                                                             2,813            1,597,418               0.4%
*   Google, Inc. Class C                                                             2,813            1,572,692               0.4%
*   GSI Group, Inc.                                                                    618                7,941               0.0%
#*  GSI Technology, Inc.                                                               381                1,833               0.0%
*   GTT Communications, Inc.                                                         1,500               19,470               0.0%
    Hackett Group, Inc. (The)                                                          800                5,608               0.0%
#*  Harmonic, Inc.                                                                   4,973               33,170               0.0%
    Harris Corp.                                                                     2,173              151,241               0.0%
#   Heartland Payment Systems, Inc.                                                  1,588               82,020               0.0%
    Hewlett-Packard Co.                                                             57,086            2,048,246               0.5%
*   HomeAway, Inc.                                                                   2,300               80,270               0.0%
#*  Hutchinson Technology, Inc.                                                        900                3,213               0.0%
    IAC/InterActiveCorp                                                              2,800              189,532               0.1%
*   ID Systems, Inc.                                                                   400                3,000               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Information Technology -- (Continued)
*   Identiv, Inc.                                                                        2    $              19               0.0%
*   iGATE Corp.                                                                      2,495               92,440               0.0%
*   II-VI, Inc.                                                                      2,048               27,628               0.0%
*   Imation Corp.                                                                      397                1,163               0.0%
#*  Infinera Corp.                                                                   4,606               66,925               0.0%
*   Informatica Corp.                                                                3,653              130,266               0.0%
*   Ingram Micro, Inc. Class A                                                       5,648              151,592               0.0%
*   Innodata, Inc.                                                                     400                1,056               0.0%
*   Inphi Corp.                                                                          6                   93               0.0%
*   Insight Enterprises, Inc.                                                        1,499               34,102               0.0%
*   Integrated Device Technology, Inc.                                               2,264               37,152               0.0%
    Integrated Silicon Solution, Inc.                                                  700                9,506               0.0%
    Intel Corp.                                                                     86,163            2,930,404               0.7%
#*  Interactive Intelligence Group, Inc.                                               500               24,130               0.0%
#   InterDigital, Inc.                                                               1,600               79,088               0.0%
#*  Internap Network Services Corp.                                                  3,375               27,034               0.0%
    International Business Machines Corp.                                           16,139            2,653,252               0.6%
*   International Rectifier Corp.                                                    2,400               95,448               0.0%
    Intersil Corp. Class A                                                           5,929               78,796               0.0%
#*  Intevac, Inc.                                                                      500                3,700               0.0%
    Intuit, Inc.                                                                     5,800              510,458               0.1%
#*  InvenSense, Inc.                                                                   473                7,667               0.0%
#*  IPG Photonics Corp.                                                                600               44,046               0.0%
#*  Itron, Inc.                                                                      1,779               69,256               0.0%
*   Ixia                                                                             2,248               21,648               0.0%
#   IXYS Corp.                                                                       1,534               17,902               0.0%
    j2 Global, Inc.                                                                  1,601               86,598               0.0%
    Jabil Circuit, Inc.                                                              8,406              176,106               0.1%
    Jack Henry & Associates, Inc.                                                    4,000              239,280               0.1%
#*  JDS Uniphase Corp.                                                               9,748              131,208               0.0%
    Juniper Networks, Inc.                                                          14,506              305,641               0.1%
*   Kemet Corp.                                                                        318                1,526               0.0%
*   Key Tronic Corp.                                                                   334                2,745               0.0%
    KLA-Tencor Corp.                                                                 2,269              179,591               0.1%
#*  Knowles Corp.                                                                    2,282               44,408               0.0%
#*  Kopin Corp.                                                                      1,468                5,578               0.0%
*   Kulicke & Soffa Industries, Inc.                                                 3,312               47,759               0.0%
#*  KVH Industries, Inc.                                                                99                1,279               0.0%
    Lam Research Corp.                                                               5,038              392,259               0.1%
*   Lattice Semiconductor Corp.                                                      5,607               37,623               0.0%
    Leidos Holdings, Inc.                                                            3,929              143,684               0.0%
#   Lexmark International, Inc. Class A                                              3,325              143,507               0.0%
#*  Limelight Networks, Inc.                                                         1,080                2,635               0.0%
    Linear Technology Corp.                                                          2,800              119,952               0.0%
*   LinkedIn Corp. Class A                                                             791              181,107               0.1%
*   Lionbridge Technologies, Inc.                                                    2,610               12,606               0.0%
#*  Liquidity Services, Inc.                                                           101                1,291               0.0%
    Littelfuse, Inc.                                                                 1,105              107,782               0.0%
*   Magnachip Semiconductor Corp.                                                    1,541               17,151               0.0%
#*  Manhattan Associates, Inc.                                                       1,200               48,132               0.0%
#   ManTech International Corp. Class A                                              1,487               41,874               0.0%
    Marchex, Inc. Class B                                                              700                2,681               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Information Technology -- (Continued)
    Marvell Technology Group, Ltd.                                                  14,497    $         194,840               0.1%
    MasterCard, Inc. Class A                                                        19,636            1,644,515               0.4%
    Maxim Integrated Products, Inc.                                                  6,639              194,788               0.1%
    MAXIMUS, Inc.                                                                    4,044              195,972               0.1%
#*  Maxwell Technologies, Inc.                                                         900               10,494               0.0%
    Mentor Graphics Corp.                                                            6,675              141,443               0.0%
*   Mercury Systems, Inc.                                                            1,795               25,094               0.0%
    Methode Electronics, Inc.                                                        1,300               51,194               0.0%
    Micrel, Inc.                                                                     1,226               14,884               0.0%
#   Microchip Technology, Inc.                                                       1,100               47,421               0.0%
*   Micron Technology, Inc.                                                         32,511            1,075,789               0.3%
*   Microsemi Corp.                                                                  3,484               90,828               0.0%
    Microsoft Corp.                                                                134,092            6,295,619               1.5%
    MKS Instruments, Inc.                                                            4,047              147,311               0.0%
#*  ModusLink Global Solutions, Inc.                                                 1,100                3,850               0.0%
#*  MoneyGram International, Inc.                                                    2,059               17,707               0.0%
    Monolithic Power Systems, Inc.                                                     810               35,794               0.0%
    Monotype Imaging Holdings, Inc.                                                  1,050               30,040               0.0%
*   Monster Worldwide, Inc.                                                          9,144               35,296               0.0%
    Motorola Solutions, Inc.                                                         4,827              311,341               0.1%
#*  Move, Inc.                                                                         995               20,845               0.0%
    MTS Systems Corp.                                                                  834               55,052               0.0%
*   Multi-Fineline Electronix, Inc.                                                    722                7,328               0.0%
#*  Nanometrics, Inc.                                                                  527                7,136               0.0%
    National Instruments Corp.                                                       3,276              103,784               0.0%
*   NCI, Inc. Class A                                                                  100                1,018               0.0%
*   NCR Corp.                                                                        8,224              227,558               0.1%
    NetApp, Inc.                                                                     7,487              320,444               0.1%
*   NETGEAR, Inc.                                                                    1,577               53,681               0.0%
#*  Netscout Systems, Inc.                                                           1,935               71,324               0.0%
#*  NetSuite, Inc.                                                                     849               92,252               0.0%
#*  NeuStar, Inc. Class A                                                            2,061               54,431               0.0%
*   Newport Corp.                                                                    1,890               33,812               0.0%
    NIC, Inc.                                                                        1,200               22,116               0.0%
#*  Nuance Communications, Inc.                                                     16,005              246,957               0.1%
    NVIDIA Corp.                                                                    26,341              514,703               0.1%
*   OmniVision Technologies, Inc.                                                    1,293               34,627               0.0%
*   ON Semiconductor Corp.                                                          19,904              165,004               0.1%
    Oplink Communications, Inc.                                                        800               16,680               0.0%
    Oracle Corp.                                                                    61,587            2,404,972               0.6%
*   OSI Systems, Inc.                                                                  852               60,390               0.0%
*   Palo Alto Networks, Inc.                                                           600               63,420               0.0%
*   Pandora Media, Inc.                                                              2,164               41,722               0.0%
*   PAR Technology Corp.                                                               300                1,542               0.0%
    Park Electrochemical Corp.                                                         523               13,493               0.0%
    Paychex, Inc.                                                                   13,262              622,518               0.2%
    PC Connection, Inc.                                                                346                8,252               0.0%
#*  PDF Solutions, Inc.                                                                439                5,694               0.0%
    Pegasystems, Inc.                                                                2,665               57,751               0.0%
    Perceptron, Inc.                                                                   200                2,014               0.0%
*   Perficient, Inc.                                                                 1,076               17,840               0.0%
*   Pericom Semiconductor Corp.                                                        400                4,372               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Information Technology -- (Continued)
*   Photronics, Inc.                                                                 3,408    $          30,638               0.0%
    Plantronics, Inc.                                                                1,706               88,490               0.0%
*   Plexus Corp.                                                                     1,213               50,158               0.0%
*   PMC-Sierra, Inc.                                                                 7,989               62,234               0.0%
*   Polycom, Inc.                                                                    6,834               89,389               0.0%
    Power Integrations, Inc.                                                           500               25,180               0.0%
*   PRGX Global, Inc.                                                                  400                2,116               0.0%
*   Progress Software Corp.                                                          2,023               52,396               0.0%
*   PTC, Inc.                                                                        4,285              163,473               0.1%
    QAD, Inc. Class A                                                                  555               11,938               0.0%
*   QLogic Corp.                                                                     3,968               46,862               0.0%
    QUALCOMM, Inc.                                                                  23,683            1,859,352               0.4%
*   QuinStreet, Inc.                                                                   195                  790               0.0%
*   Qumu Corp.                                                                         208                3,112               0.0%
#*  Rackspace Hosting, Inc.                                                         10,018              384,290               0.1%
*   Radisys Corp.                                                                      732                1,830               0.0%
#*  Rambus, Inc.                                                                     3,700               42,365               0.0%
#*  RealNetworks, Inc.                                                                 971                6,700               0.0%
*   RealPage, Inc.                                                                   1,500               29,805               0.0%
*   Red Hat, Inc.                                                                    2,304              135,752               0.0%
#*  RF Micro Devices, Inc.                                                           7,369               95,871               0.0%
    Richardson Electronics, Ltd.                                                       500                5,005               0.0%
#*  Rightside Group, Ltd.                                                              253                2,396               0.0%
*   Riverbed Technology, Inc.                                                        4,496               85,379               0.0%
#*  Rofin-Sinar Technologies, Inc.                                                   1,726               38,645               0.0%
#*  Rogers Corp.                                                                       581               39,723               0.0%
#*  Rosetta Stone, Inc.                                                              1,153               11,034               0.0%
*   Rovi Corp.                                                                       5,069              105,841               0.0%
#*  Rudolph Technologies, Inc.                                                         847                7,437               0.0%
*   Saba Software, Inc.                                                                600                8,040               0.0%
*   Salesforce.com, Inc.                                                             5,907              377,989               0.1%
    SanDisk Corp.                                                                    6,766              636,951               0.2%
*   Sanmina Corp.                                                                    3,690               92,508               0.0%
*   Sapient Corp.                                                                    7,942              137,555               0.0%
*   ScanSource, Inc.                                                                 1,575               60,133               0.0%
#   Science Applications International Corp.                                         2,245              109,803               0.0%
#*  Seachange International, Inc.                                                    1,200                8,112               0.0%
#   Seagate Technology P.L.C.                                                        6,300              395,829               0.1%
*   Semtech Corp.                                                                    1,391               35,304               0.0%
*   ServiceNow, Inc.                                                                   800               54,344               0.0%
#*  ServiceSource International, Inc.                                                  107                  409               0.0%
*   ShoreTel, Inc.                                                                   2,672               21,616               0.0%
*   Shutterstock, Inc.                                                                 800               62,208               0.0%
*   Silicon Image, Inc.                                                              1,800                9,648               0.0%
*   Silicon Laboratories, Inc.                                                       2,076               94,645               0.0%
    Skyworks Solutions, Inc.                                                         5,239              305,119               0.1%
*   SolarWinds, Inc.                                                                 1,800               85,590               0.0%
    Solera Holdings, Inc.                                                            4,562              236,996               0.1%
#*  Sonus Networks, Inc.                                                            11,379               39,485               0.0%
#*  Spansion, Inc. Class A                                                             901               18,543               0.0%
#*  Speed Commerce, Inc.                                                               595                1,767               0.0%
#*  Splunk, Inc.                                                                       673               44,472               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Information Technology -- (Continued)
*   SS&C Technologies Holdings, Inc.                                                 2,982    $         144,090               0.0%
*   Stamps.com, Inc.                                                                   486               17,933               0.0%
#*  StarTek, Inc.                                                                      200                1,504               0.0%
#*  Stratasys, Ltd.                                                                  1,557              187,401               0.1%
#*  SunEdison, Inc.                                                                 10,060              196,271               0.1%
#*  SunPower Corp.                                                                   1,361               43,334               0.0%
*   Super Micro Computer, Inc.                                                       2,458               78,558               0.0%
*   support.com, Inc.                                                                1,000                2,130               0.0%
*   Sykes Enterprises, Inc.                                                          2,556               55,056               0.0%
    Symantec Corp.                                                                  20,309              504,069               0.1%
#*  Synaptics, Inc.                                                                  1,720              117,700               0.0%
#*  Synchronoss Technologies, Inc.                                                   3,129              161,675               0.1%
    SYNNEX Corp.                                                                     2,219              153,510               0.0%
*   Synopsys, Inc.                                                                   5,859              240,102               0.1%
*   Syntel, Inc.                                                                     1,353              117,183               0.0%
#*  Take-Two Interactive Software, Inc.                                              7,036              186,102               0.1%
    TE Connectivity, Ltd.                                                            3,896              238,162               0.1%
*   Tech Data Corp.                                                                  2,199              131,324               0.0%
*   TeleCommunication Systems, Inc. Class A                                            971                2,796               0.0%
#*  Telenav, Inc.                                                                    1,165                8,411               0.0%
*   TeleTech Holdings, Inc.                                                          2,516               64,938               0.0%
#*  Teradata Corp.                                                                   5,600              236,992               0.1%
    Teradyne, Inc.                                                                   7,877              144,937               0.0%
#   Tessco Technologies, Inc.                                                          126                4,001               0.0%
    Tessera Technologies, Inc.                                                       2,694               81,871               0.0%
    Texas Instruments, Inc.                                                         15,376              763,572               0.2%
    TheStreet, Inc.                                                                    700                1,603               0.0%
#*  TIBCO Software, Inc.                                                             4,439              103,739               0.0%
*   TiVo, Inc.                                                                       1,418               18,505               0.0%
    Total System Services, Inc.                                                      5,763              194,732               0.1%
#   Transact Technologies, Inc.                                                        300                1,719               0.0%
#*  Travelzoo, Inc.                                                                    400                5,236               0.0%
*   Trimble Navigation, Ltd.                                                         3,653               98,120               0.0%
*   TriQuint Semiconductor, Inc.                                                     3,705               80,139               0.0%
#*  TTM Technologies, Inc.                                                           3,017               20,847               0.0%
*   Tyler Technologies, Inc.                                                           600               67,152               0.0%
#   Ubiquiti Networks, Inc.                                                            327               11,697               0.0%
#*  Ultimate Software Group, Inc. (The)                                                951              143,135               0.0%
#*  Ultratech, Inc.                                                                  1,181               22,593               0.0%
*   Unisys Corp.                                                                     1,400               35,896               0.0%
    United Online, Inc.                                                                539                6,048               0.0%
#*  Unwired Planet, Inc.                                                             2,043                3,167               0.0%
*   Vantiv, Inc. Class A                                                             7,523              232,611               0.1%
#*  Veeco Instruments, Inc.                                                          2,100               75,579               0.0%
*   VeriFone Systems, Inc.                                                           3,834              142,855               0.0%
*   Verint Systems, Inc.                                                             2,381              136,884               0.0%
#*  VeriSign, Inc.                                                                   1,924              114,978               0.0%
#*  ViaSat, Inc.                                                                     1,464               91,705               0.0%
*   Viasystems Group, Inc.                                                             156                2,476               0.0%
*   Video Display Corp.                                                                 37                  109               0.0%
#*  Virtusa Corp.                                                                    1,004               41,144               0.0%
    Visa, Inc. Class A                                                               4,530            1,093,678               0.3%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Information Technology -- (Continued)
#   Vishay Intertechnology, Inc.                                                     5,148    $          69,549               0.0%
#*  Vishay Precision Group, Inc.                                                       335                5,692               0.0%
*   VistaPrint NV                                                                      852               56,965               0.0%
#*  VMware, Inc. Class A                                                               700               58,499               0.0%
#*  Web.com Group, Inc.                                                              1,200               24,636               0.0%
#*  WebMD Health Corp.                                                                 453               19,334               0.0%
*   Westell Technologies, Inc. Class A                                                 700                  938               0.0%
    Western Digital Corp.                                                            7,142              702,559               0.2%
#   Western Union Co. (The)                                                         11,720              198,771               0.1%
*   WEX, Inc.                                                                        1,350              153,306               0.0%
*   Xcerra Corp.                                                                     2,281               19,366               0.0%
    Xerox Corp.                                                                     48,791              647,944               0.2%
    Xilinx, Inc.                                                                     6,194              275,509               0.1%
*   XO Group, Inc.                                                                     950               12,094               0.0%
*   Yahoo!, Inc.                                                                     7,763              357,486               0.1%
#*  Yelp, Inc.                                                                         650               39,000               0.0%
*   Zebra Technologies Corp. Class A                                                 2,339              172,501               0.1%
#*  Zillow, Inc. Class A                                                               300               32,619               0.0%
#*  Zix Corp.                                                                        1,205                3,977               0.0%
#*  Zynga, Inc. Class A                                                             11,100               28,305               0.0%
                                                                                              -----------------    --------------
Total Information Technology                                                                         77,993,021              18.3%
                                                                                              -----------------    --------------
Materials -- (4.4%)
    A Schulman, Inc.                                                                 1,631               57,754               0.0%
*   AEP Industries, Inc.                                                               179                8,232               0.0%
    Air Products & Chemicals, Inc.                                                   2,654              357,388               0.1%
    Airgas, Inc.                                                                     1,600              178,464               0.1%
#   Albemarle Corp.                                                                  2,803              163,639               0.0%
    Alcoa, Inc.                                                                     36,473              611,287               0.2%
    Allegheny Technologies, Inc.                                                     4,175              137,149               0.0%
#*  Allied Nevada Gold Corp.                                                         2,797                3,888               0.0%
#*  AM Castle & Co.                                                                    956                7,027               0.0%
#   American Vanguard Corp.                                                          1,265               14,598               0.0%
#   Ampco-Pittsburgh Corp.                                                             357                7,779               0.0%
    Aptargroup, Inc.                                                                 2,590              161,202               0.0%
    Ashland, Inc.                                                                    1,665              179,937               0.1%
#   Avery Dennison Corp.                                                             5,104              239,122               0.1%
    Axiall Corp.                                                                     2,225               89,667               0.0%
#   Balchem Corp.                                                                      834               53,960               0.0%
    Ball Corp.                                                                       4,657              300,051               0.1%
    Bemis Co., Inc.                                                                  6,161              237,014               0.1%
*   Berry Plastics Group, Inc.                                                       2,800               72,856               0.0%
*   Boise Cascade Co.                                                                  589               21,239               0.0%
    Cabot Corp.                                                                      2,600              120,718               0.0%
*   Calgon Carbon Corp.                                                              2,500               52,575               0.0%
    Carpenter Technology Corp.                                                       1,884               94,294               0.0%
    Celanese Corp. Series A                                                          4,162              244,434               0.1%
*   Century Aluminum Co.                                                             3,446              100,899               0.0%
    CF Industries Holdings, Inc.                                                     2,522              655,720               0.2%
#   Chase Corp.                                                                        200                7,174               0.0%
*   Chemtura Corp.                                                                   3,210               74,761               0.0%
*   Clearwater Paper Corp.                                                           1,793              115,380               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Materials -- (Continued)
#   Cliffs Natural Resources, Inc.                                                   5,889    $          66,133               0.0%
    Commercial Metals Co.                                                            6,154              106,403               0.0%
    Compass Minerals International, Inc.                                             1,179              101,017               0.0%
#*  Contango ORE, Inc.                                                                  50                  387               0.0%
*   Crown Holdings, Inc.                                                             2,584              123,851               0.0%
    Cytec Industries, Inc.                                                           2,400              111,912               0.0%
    Deltic Timber Corp.                                                                200               13,018               0.0%
    Domtar Corp.                                                                     3,600              147,852               0.0%
    Dow Chemical Co. (The)                                                          17,060              842,764               0.2%
    Eagle Materials, Inc.                                                            2,200              192,346               0.1%
    Eastman Chemical Co.                                                             4,237              342,265               0.1%
    Ecolab, Inc.                                                                     4,410              490,524               0.1%
    EI du Pont de Nemours & Co.                                                     11,226              776,278               0.2%
*   Ferro Corp.                                                                      4,222               55,393               0.0%
*   Flotek Industries, Inc.                                                          1,507               33,395               0.0%
    FMC Corp.                                                                        3,288              188,567               0.1%
    Freeport-McMoRan, Inc.                                                          30,880              880,080               0.2%
    FutureFuel Corp.                                                                 1,448               19,287               0.0%
#*  General Moly, Inc.                                                               2,819                1,861               0.0%
    Globe Specialty Metals, Inc.                                                     2,247               42,266               0.0%
*   Graphic Packaging Holding Co.                                                   20,693              251,006               0.1%
    Greif, Inc. Class A                                                                948               41,769               0.0%
    Hawkins, Inc.                                                                      400               15,404               0.0%
#   Haynes International, Inc.                                                         300               13,947               0.0%
#   HB Fuller Co.                                                                    1,700               71,349               0.0%
#*  Headwaters, Inc.                                                                 1,600               20,320               0.0%
#*  Horsehead Holding Corp.                                                          1,695               26,628               0.0%
    Huntsman Corp.                                                                   7,232              176,461               0.1%
    Innophos Holdings, Inc.                                                            880               50,160               0.0%
    Innospec, Inc.                                                                   1,338               54,015               0.0%
    International Flavors & Fragrances, Inc.                                         1,224              121,360               0.0%
    International Paper Co.                                                         11,277              570,842               0.1%
#*  Intrepid Potash, Inc.                                                            2,295               30,868               0.0%
    Kaiser Aluminum Corp.                                                              650               45,207               0.0%
*   KapStone Paper and Packaging Corp.                                               6,681              205,508               0.1%
    KMG Chemicals, Inc.                                                                300                5,310               0.0%
    Koppers Holdings, Inc.                                                             798               31,505               0.0%
*   Kraton Performance Polymers, Inc.                                                1,647               29,465               0.0%
#   Kronos Worldwide, Inc.                                                           2,007               26,974               0.0%
*   Landec Corp.                                                                       900               11,331               0.0%
#*  Louisiana-Pacific Corp.                                                          5,924               86,490               0.0%
*   LSB Industries, Inc.                                                             1,305               48,977               0.0%
    LyondellBasell Industries NV Class A                                             9,547              874,792               0.2%
#   Martin Marietta Materials, Inc.                                                  2,376              277,802               0.1%
    Materion Corp.                                                                     900               35,505               0.0%
#*  McEwen Mining, Inc.                                                              2,598                3,222               0.0%
    MeadWestvaco Corp.                                                               7,235              319,570               0.1%
*   Mercer International, Inc.                                                       1,858               23,374               0.0%
    Minerals Technologies, Inc.                                                      2,000              153,420               0.0%
#*  Molycorp, Inc.                                                                     770                1,063               0.0%
    Monsanto Co.                                                                     8,086              930,213               0.2%
    Mosaic Co. (The)                                                                 3,994              176,974               0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Materials -- (Continued)
    Myers Industries, Inc.                                                           2,331    $          34,825               0.0%
    Neenah Paper, Inc.                                                                 900               54,909               0.0%
#   NewMarket Corp.                                                                    400              155,204               0.0%
    Newmont Mining Corp.                                                             5,341              100,197               0.0%
    Noranda Aluminum Holding Corp.                                                   2,079                9,168               0.0%
    Nucor Corp.                                                                      7,036              380,366               0.1%
#   Olin Corp.                                                                       2,121               51,413               0.0%
#   Olympic Steel, Inc.                                                                300                6,036               0.0%
#   OM Group, Inc.                                                                   1,454               37,848               0.0%
*   OMNOVA Solutions, Inc.                                                           1,400                9,842               0.0%
*   Owens-Illinois, Inc.                                                             9,307              239,841               0.1%
    Packaging Corp. of America                                                       3,298              237,720               0.1%
*   Penford Corp.                                                                      200                3,770               0.0%
    PH Glatfelter Co.                                                                1,455               36,710               0.0%
    PolyOne Corp.                                                                    3,692              136,641               0.0%
    PPG Industries, Inc.                                                             1,405              286,184               0.1%
    Praxair, Inc.                                                                    5,952              749,892               0.2%
#   Quaker Chemical Corp.                                                              514               42,189               0.0%
#   Rayonier Advanced Materials, Inc.                                                  700               19,971               0.0%
    Reliance Steel & Aluminum Co.                                                    2,837              191,441               0.1%
#*  Rentech, Inc.                                                                    6,215                9,882               0.0%
*   Resolute Forest Products, Inc.                                                   2,466               45,769               0.0%
    Rock-Tenn Co. Class A                                                            3,254              166,442               0.0%
    Rockwood Holdings, Inc.                                                          2,935              225,731               0.1%
#   Royal Gold, Inc.                                                                 1,945              111,157               0.0%
    RPM International, Inc.                                                          6,900              312,570               0.1%
*   RTI International Metals, Inc.                                                   1,265               29,791               0.0%
#   Schnitzer Steel Industries, Inc. Class A                                         1,515               35,678               0.0%
    Schweitzer-Mauduit International, Inc.                                           1,300               55,978               0.0%
    Scotts Miracle-Gro Co. (The) Class A                                             2,401              142,235               0.0%
    Sealed Air Corp.                                                                11,732              425,285               0.1%
#*  Senomyx, Inc.                                                                      300                2,376               0.0%
    Sensient Technologies Corp.                                                      2,276              134,694               0.0%
    Sherwin-Williams Co. (The)                                                       1,849              424,456               0.1%
    Sigma-Aldrich Corp.                                                              2,000              271,820               0.1%
    Silgan Holdings, Inc.                                                            2,273              111,741               0.0%
#*  Solitario Exploration & Royalty Corp.                                            1,000                1,010               0.0%
    Sonoco Products Co.                                                              4,551              185,999               0.1%
#   Southern Copper Corp.                                                            2,650               76,267               0.0%
    Steel Dynamics, Inc.                                                             7,698              177,131               0.1%
    Stepan Co.                                                                         766               33,918               0.0%
#*  Stillwater Mining Co.                                                            4,770               62,630               0.0%
#*  SunCoke Energy, Inc.                                                             2,725               65,127               0.0%
    Synalloy Corp.                                                                     300                4,845               0.0%
    TimkenSteel Corp.                                                                1,450               58,841               0.0%
*   Trecora Resources                                                                  500                6,575               0.0%
    Tredegar Corp.                                                                     811               15,425               0.0%
    Tronox, Ltd. Class A                                                             1,900               45,942               0.0%
#   United States Lime & Minerals, Inc.                                                200               14,022               0.0%
    United States Steel Corp.                                                        2,755              110,310               0.0%
#*  Universal Stainless & Alloy Products, Inc.                                         400               10,284               0.0%
#   US Silica Holdings, Inc.                                                         1,455               65,329               0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Materials -- (Continued)
    Valhi, Inc.                                                                      1,335    $           7,903               0.0%
    Valspar Corp. (The)                                                              3,600              295,776               0.1%
    Vulcan Materials Co.                                                             2,904              179,206               0.1%
#   Wausau Paper Corp.                                                               2,700               26,703               0.0%
    Westlake Chemical Corp.                                                          1,400               98,770               0.0%
#   Worthington Industries, Inc.                                                     4,500              173,925               0.0%
*   WR Grace & Co.                                                                     362               34,245               0.0%
    Zep, Inc.                                                                          611                9,813               0.0%
                                                                                              -----------------    --------------
Total Materials                                                                                      20,684,406               4.8%
                                                                                              -----------------    --------------
Real Estate Investment Trusts -- (0.0%)
*   CareTrust REIT, Inc.                                                               738               11,461               0.0%
                                                                                              -----------------    --------------
Telecommunication Services -- (2.8%)
#*  8x8, Inc.                                                                        1,108                8,709               0.0%
#*  Alaska Communications Systems Group, Inc.                                        2,700                3,645               0.0%
    AT&T, Inc.                                                                     169,537            5,906,669               1.4%
#   Atlantic Tele-Network, Inc.                                                      1,000               67,190               0.0%
#*  Boingo Wireless, Inc.                                                              666                4,669               0.0%
    CenturyLink, Inc.                                                                8,953              371,370               0.1%
#*  Cincinnati Bell, Inc.                                                           12,226               44,869               0.0%
    Cogent Communications Holdings, Inc.                                             2,154               73,107               0.0%
#   Consolidated Communications Holdings, Inc.                                       2,820               73,038               0.0%
#   Frontier Communications Corp.                                                   75,159              491,540               0.1%
*   General Communication, Inc. Class A                                              2,200               25,806               0.0%
#*  Hawaiian Telcom Holdco, Inc.                                                        33                  888               0.0%
#*  HC2 Holdings, Inc.                                                                 482                2,555               0.0%
#   IDT Corp. Class B                                                                1,395               22,990               0.0%
    Inteliquent, Inc.                                                                2,921               49,160               0.0%
#*  Intelsat SA                                                                        758               14,751               0.0%
#*  Iridium Communications, Inc.                                                     3,706               35,207               0.0%
*   Level 3 Communications, Inc.                                                     6,904              323,867               0.1%
    Lumos Networks Corp.                                                             1,300               22,360               0.0%
#   NTELOS Holdings Corp.                                                              502                5,060               0.0%
*   ORBCOMM, Inc.                                                                    2,700               17,064               0.0%
*   Premiere Global Services, Inc.                                                   3,346               35,033               0.0%
*   SBA Communications Corp. Class A                                                 5,201              584,228               0.2%
    Shenandoah Telecommunications Co.                                                  800               23,672               0.0%
    Spok Holdings, Inc.                                                                810               13,154               0.0%
#*  Sprint Corp.                                                                    19,389              114,977               0.0%
*   Straight Path Communications, Inc. Class B                                         422                9,115               0.0%
*   T-Mobile US, Inc.                                                                3,521              102,778               0.0%
    Telephone & Data Systems, Inc.                                                   6,089              156,122               0.1%
*   tw telecom, Inc.                                                                 3,034              129,794               0.1%
*   United States Cellular Corp.                                                     1,091               39,734               0.0%
    Verizon Communications, Inc.                                                    78,613            3,950,303               0.9%
*   Vonage Holdings Corp.                                                           14,064               48,943               0.0%
    Windstream Holdings, Inc.                                                       38,113              399,424               0.1%
                                                                                              -----------------    --------------
Total Telecommunication Services                                                                     13,171,791               3.1%
                                                                                              -----------------    --------------
Utilities -- (2.8%)
    AES Corp.                                                                       14,854              208,996               0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Utilities -- (Continued)
    AGL Resources, Inc.                                                              4,247    $         228,956               0.1%
#   ALLETE, Inc.                                                                     2,318              121,092               0.0%
    Alliant Energy Corp.                                                             2,236              138,431               0.0%
    Ameren Corp.                                                                     3,100              131,254               0.0%
    American Electric Power Co., Inc.                                                6,663              388,719               0.1%
#   American States Water Co.                                                        1,600               57,248               0.0%
    American Water Works Co., Inc.                                                   2,782              148,475               0.0%
    Aqua America, Inc.                                                               6,194              162,283               0.0%
#   Artesian Resources Corp. Class A                                                   200                4,454               0.0%
    Atmos Energy Corp.                                                               3,068              162,604               0.0%
#   Avista Corp.                                                                     2,523               89,440               0.0%
    Black Hills Corp.                                                                2,420              132,447               0.0%
#*  Cadiz, Inc.                                                                        200                1,992               0.0%
    California Water Service Group                                                   1,750               45,553               0.0%
*   Calpine Corp.                                                                   13,700              312,634               0.1%
    CenterPoint Energy, Inc.                                                         5,850              143,618               0.0%
#   Chesapeake Utilities Corp.                                                         980               47,461               0.0%
    Cleco Corp.                                                                      2,137              114,885               0.0%
    CMS Energy Corp.                                                                 5,802              189,551               0.1%
#   Connecticut Water Service, Inc.                                                    367               13,641               0.0%
#   Consolidated Edison, Inc.                                                        3,200              202,752               0.1%
    Consolidated Water Co., Ltd.                                                       163                1,954               0.0%
#   Delta Natural Gas Co., Inc.                                                        149                3,087               0.0%
    Dominion Resources, Inc.                                                         6,278              447,621               0.1%
    DTE Energy Co.                                                                   3,343              274,661               0.1%
    Duke Energy Corp.                                                                7,539              619,329               0.2%
*   Dynegy, Inc.                                                                     3,594              109,617               0.0%
    Edison International                                                             4,400              275,352               0.1%
    El Paso Electric Co.                                                             2,120               80,221               0.0%
    Empire District Electric Co. (The)                                               2,410               68,540               0.0%
    Entergy Corp.                                                                    3,142              263,991               0.1%
#   Exelon Corp.                                                                     6,223              227,700               0.1%
    FirstEnergy Corp.                                                                6,556              244,801               0.1%
    Gas Natural, Inc.                                                                  400                4,540               0.0%
#*  Genie Energy, Ltd. Class B                                                         400                2,900               0.0%
#   Great Plains Energy, Inc.                                                        6,430              173,160               0.1%
#   Hawaiian Electric Industries, Inc.                                               3,847              108,332               0.0%
#   IDACORP, Inc.                                                                    1,800              113,814               0.0%
    Integrys Energy Group, Inc.                                                      2,881              209,391               0.1%
    ITC Holdings Corp.                                                               8,912              353,004               0.1%
#   Laclede Group, Inc. (The)                                                        3,194              162,159               0.0%
    MDU Resources Group, Inc.                                                        5,804              163,557               0.0%
#   MGE Energy, Inc.                                                                 1,800               80,046               0.0%
#   Middlesex Water Co.                                                                700               15,785               0.0%
#   National Fuel Gas Co.                                                            2,149              148,775               0.0%
#   New Jersey Resources Corp.                                                       2,300              134,504               0.0%
    NextEra Energy, Inc.                                                             5,000              501,100               0.1%
    NiSource, Inc.                                                                   6,820              286,849               0.1%
#   Northeast Utilities                                                              6,199              305,921               0.1%
#   Northwest Natural Gas Co.                                                        1,120               52,562               0.0%
    NorthWestern Corp.                                                               1,317               69,590               0.0%
    NRG Energy, Inc.                                                                10,746              322,165               0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Utilities -- (Continued)
           OGE Energy Corp.                                                          3,114    $         116,121               0.0%
#          ONE Gas, Inc.                                                             2,102               79,771               0.0%
           Ormat Technologies, Inc.                                                  2,077               60,129               0.0%
#          Otter Tail Corp.                                                          1,233               38,223               0.0%
           Pepco Holdings, Inc.                                                      5,707              156,029               0.0%
           PG&E Corp.                                                                4,991              251,147               0.1%
           Piedmont Natural Gas Co., Inc.                                            3,246              123,381               0.0%
           Pinnacle West Capital Corp.                                               2,400              147,528               0.0%
           PNM Resources, Inc.                                                       4,132              119,208               0.0%
#          Portland General Electric Co.                                             4,694              170,909               0.1%
           PPL Corp.                                                                   817               28,587               0.0%
           Public Service Enterprise Group, Inc.                                     4,700              194,157               0.1%
           Questar Corp.                                                             9,200              221,812               0.1%
           SCANA Corp.                                                               2,118              116,257               0.0%
           Sempra Energy                                                             2,946              324,060               0.1%
#          SJW Corp.                                                                 1,206               38,544               0.0%
#          South Jersey Industries, Inc.                                             2,425              142,202               0.0%
           Southern Co. (The)                                                        6,936              321,553               0.1%
           Southwest Gas Corp.                                                       2,561              148,769               0.0%
           TECO Energy, Inc.                                                         9,779              191,766               0.1%
           UGI Corp.                                                                11,217              422,769               0.1%
#          UIL Holdings Corp.                                                        1,864               76,685               0.0%
#          Unitil Corp.                                                                600               20,904               0.0%
           Vectren Corp.                                                             3,699              166,270               0.0%
#          Westar Energy, Inc.                                                       4,495              169,956               0.1%
#          WGL Holdings, Inc.                                                        1,801               84,647               0.0%
#          Wisconsin Energy Corp.                                                    4,200              208,572               0.1%
           Xcel Energy, Inc.                                                         4,400              147,268               0.0%
#          York Water Co.                                                              300                6,594               0.0%
                                                                                              -----------------    --------------
Total Utilities                                                                                      13,165,332               3.1%
                                                                                              -----------------    --------------
TOTAL COMMON STOCKS                                                                                 424,210,427              99.4%
                                                                                              -----------------    --------------
RIGHTS/WARRANTS -- (0.0%)
(Degree)*  Community Health Systems, Inc. Rights 01/04/16                           11,318                  338               0.0%
(Degree)*  Leap Wireless International, Inc. Contingent Value Rights                 1,800                4,536               0.0%
(Degree)#* Magnum Hunter Resources Corp. Warrants 04/15/16                             358                   --               0.0%
(Degree)#* Sears Holdings Corp. Rights 11/07/14                                      3,684                   89               0.0%
                                                                                              -----------------    --------------
TOTAL RIGHTS/WARRANTS                                                                                     4,963               0.0%
                                                                                              -----------------    --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
           State Street Institutional Liquid Reserves, 0.077%                    2,860,856            2,860,856               0.7%
                                                                                              -----------------    --------------
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@       DFA Short Term Investment Fund                                        4,041,010           46,754,484              11.0%
                                                                                              -----------------    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $337,264,580)                                             $     473,830,730             111.1%
                                                                                              =================    ==============

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                       -----------------------------------------------------------------------------
                                                            LEVEL 1            LEVEL 2             LEVEL 3              TOTAL
                                                       -----------------  ------------------  -----------------  -------------------
Common Stocks
    Consumer Discretionary                             $      61,896,541                  --                 --  $        61,896,541
    Consumer Staples                                          30,999,802                  --                 --           30,999,802
    Energy                                                    39,633,871                  --                 --           39,633,871
    Financials                                                61,402,446  $              278                 --           61,402,724
    Health Care                                               51,353,886               1,710                 --           51,355,596
    Industrials                                               53,895,882                  --                 --           53,895,882
    Information Technology                                    77,993,021                  --                 --           77,993,021
    Materials                                                 20,684,406                  --                 --           20,684,406
    Real Estate Investment Trusts                                 11,461                  --                 --               11,461
    Telecommunication Services                                13,171,791                  --                 --           13,171,791
    Utilities                                                 13,165,332                  --                 --           13,165,332
Rights/Warrants                                                       --               4,963                 --                4,963
Temporary Cash Investments                                     2,860,856                  --                 --            2,860,856
Securities Lending Collateral                                         --          46,754,484                 --           46,754,484
                                                       -----------------  ------------------  -----------------  -------------------
TOTAL                                                  $     427,069,295  $       46,761,435                 --  $       473,830,730
                                                       =================  ==================  =================  ===================

                  INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
COMMON STOCKS -- (92.7%)
AUSTRALIA -- (5.9%)
    Adelaide Brighton, Ltd.                                                         17,121    $          51,055               0.0%
    AGL Energy, Ltd.                                                                15,505              185,867               0.1%
#   ALS, Ltd.                                                                       19,162               94,897               0.0%
*   Alumina, Ltd.                                                                  115,807              167,375               0.1%
    Amalgamated Holdings, Ltd.                                                       2,408               21,280               0.0%
#   Amcom Telecommunications, Ltd.                                                  10,489               20,599               0.0%
    Amcor, Ltd.                                                                     21,697              225,363               0.1%
    AMP, Ltd.                                                                      115,894              597,668               0.2%
    Ansell, Ltd.                                                                     7,476              131,134               0.1%
#   AP Eagers, Ltd.                                                                  1,880                9,336               0.0%
#   APA Group                                                                       32,816              228,148               0.1%
*   APN News & Media, Ltd.                                                           8,067                5,236               0.0%
#*  Aquarius Platinum, Ltd.                                                         11,448                3,046               0.0%
#   ARB Corp., Ltd.                                                                  2,584               29,975               0.0%
#   Arrium, Ltd.                                                                    76,376               22,675               0.0%
    Asciano, Ltd.                                                                   62,339              344,826               0.1%
    ASX, Ltd.                                                                        4,482              142,202               0.1%
#   Atlas Iron, Ltd.                                                                28,989                8,677               0.0%
#   Ausdrill, Ltd.                                                                   7,076                3,827               0.0%
*   Ausenco, Ltd.                                                                    2,832                1,281               0.0%
    AusNet Services                                                                 63,278               76,497               0.0%
#   Australia & New Zealand Banking Group, Ltd.                                     40,877            1,209,574               0.4%
    Australian Pharmaceutical Industries, Ltd.                                      40,511               28,870               0.0%
    Automotive Holdings Group, Ltd.                                                  7,271               24,514               0.0%
*   AWE, Ltd.                                                                       19,789               30,676               0.0%
    Bank of Queensland, Ltd.                                                         9,307              103,464               0.0%
    BC Iron, Ltd.                                                                    2,827                2,679               0.0%
    Beach Energy, Ltd.                                                              67,407               69,726               0.0%
#   Bega Cheese, Ltd.                                                                6,210               28,283               0.0%
    Bendigo & Adelaide Bank Ltd                                                     28,750              315,730               0.1%
    Bentham IMF, Ltd.                                                                7,011               12,674               0.0%
    BHP Billiton, Ltd.                                                              26,760              800,574               0.3%
    BHP Billiton, Ltd. Sponsored ADR                                                 9,527              566,285               0.2%
*   Billabong International, Ltd.                                                   38,404               22,398               0.0%
#   Blackmores, Ltd.                                                                   403               11,628               0.0%
*   BlueScope Steel, Ltd.                                                           18,055               84,172               0.0%
    Boral, Ltd.                                                                     42,438              186,395               0.1%
#   Bradken, Ltd.                                                                    7,516               25,638               0.0%
    Brambles, Ltd.                                                                  29,541              248,464               0.1%
#   Breville Group, Ltd.                                                             3,217               19,317               0.0%
    Brickworks, Ltd.                                                                 2,934               35,045               0.0%
#   Cabcharge Australia, Ltd.                                                        4,103               17,893               0.0%
    Caltex Australia, Ltd.                                                           8,710              239,901               0.1%
#   Cardno, Ltd.                                                                     7,791               38,260               0.0%
#   carsales.com, Ltd.                                                               4,467               42,152               0.0%
    Cash Converters International, Ltd.                                             25,015               23,994               0.0%
    Cedar Woods Properties, Ltd.                                                     2,172               13,231               0.0%
*   Coal of Africa, Ltd.                                                             2,428                  113               0.0%
    Coca-Cola Amatil, Ltd.                                                          10,618               85,680               0.0%
#   Cochlear, Ltd.                                                                   2,129              137,985               0.1%
    Commonwealth Bank of Australia                                                   9,877              702,348               0.2%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRALIA -- (Continued)
    Computershare, Ltd.                                                             10,400    $         112,868               0.1%
    Crowe Horwath Australasia, Ltd.                                                 11,744                5,294               0.0%
    Crown Resorts, Ltd.                                                              5,061               64,916               0.0%
    CSL, Ltd.                                                                        4,818              340,165               0.1%
    CSR, Ltd.                                                                       19,181               58,706               0.0%
    Decmil Group, Ltd.                                                              10,092               15,853               0.0%
#   Domino's Pizza Enterprises, Ltd.                                                 1,619               38,588               0.0%
    Downer EDI, Ltd.                                                                25,131              106,124               0.0%
*   Drillsearch Energy, Ltd.                                                        23,451               24,489               0.0%
    DuluxGroup, Ltd.                                                                 9,973               47,131               0.0%
    Echo Entertainment Group, Ltd.                                                  15,328               51,467               0.0%
#*  Emeco Holdings, Ltd.                                                            18,108                2,936               0.0%
*   Energy Resources of Australia, Ltd.                                              5,657                6,343               0.0%
    Equity Trustees, Ltd.                                                              700               11,938               0.0%
#   Evolution Mining, Ltd.                                                          15,680                8,279               0.0%
    Fairfax Media, Ltd.                                                             78,167               56,184               0.0%
#   Flight Centre Travel Group, Ltd.                                                 1,293               47,976               0.0%
    Fortescue Metals Group, Ltd.                                                    26,214               80,905               0.0%
    GrainCorp, Ltd. Class A                                                          8,657               66,958               0.0%
#   GUD Holdings, Ltd.                                                               7,446               47,131               0.0%
#*  Gunns, Ltd.                                                                     26,718                   --               0.0%
#   GWA Group, Ltd.                                                                  8,700               20,940               0.0%
#   Harvey Norman Holdings, Ltd.                                                    14,320               48,155               0.0%
    Hills, Ltd.                                                                      5,399                6,322               0.0%
*   Horizon Oil, Ltd.                                                               50,760               13,294               0.0%
#   iiNET, Ltd.                                                                      7,010               49,468               0.0%
#   Iluka Resources, Ltd.                                                           10,569               67,850               0.0%
#   Imdex, Ltd.                                                                     11,826                6,262               0.0%
    Incitec Pivot, Ltd.                                                             78,041              200,261               0.1%
    Independence Group NL                                                            9,079               36,357               0.0%
*   Infigen Energy                                                                  28,218                6,651               0.0%
    Insurance Australia Group, Ltd.                                                 59,316              342,995               0.1%
#   Invocare, Ltd.                                                                   3,621               38,637               0.0%
#   IOOF Holdings, Ltd.                                                              1,869               14,908               0.0%
    James Hardie Industries P.L.C.                                                  14,191              151,370               0.1%
#   JB Hi-Fi, Ltd.                                                                   2,539               34,963               0.0%
#   Leighton Holdings, Ltd.                                                          2,943               57,297               0.0%
    Lend Lease Group                                                                20,727              289,080               0.1%
#   M2 Group, Ltd.                                                                   8,392               58,229               0.0%
*   Macmahon Holdings, Ltd.                                                         77,872                6,768               0.0%
#   Macquarie Atlas Roads Group                                                      5,778               15,463               0.0%
    Macquarie Group, Ltd.                                                           10,886              588,335               0.2%
    Magellan Financial Group, Ltd.                                                   2,312               27,446               0.0%
#*  Mayne Pharma Group, Ltd.                                                        35,704               23,881               0.0%
    McPherson's, Ltd.                                                                5,484                5,932               0.0%
#   Metcash, Ltd.                                                                   35,848               89,533               0.0%
#   Mineral Resources, Ltd.                                                          7,657               57,397               0.0%
#   Monadelphous Group, Ltd.                                                         2,454               27,219               0.0%
    Mount Gibson Iron, Ltd.                                                         33,294               13,229               0.0%
#   Myer Holdings, Ltd.                                                             19,907               33,807               0.0%
    National Australia Bank, Ltd.                                                   46,915            1,451,351               0.5%
    Navitas, Ltd.                                                                    9,213               43,055               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRALIA -- (Continued)
#   New Hope Corp., Ltd.                                                             4,695    $           9,292               0.0%
*   Newcrest Mining, Ltd.                                                           21,613              177,261               0.1%
#   NIB Holdings, Ltd.                                                              20,748               59,793               0.0%
    Northern Star Resources, Ltd.                                                   23,514               22,678               0.0%
#   NRW Holdings, Ltd.                                                               1,833                1,227               0.0%
    Nufarm, Ltd.                                                                    10,498               45,801               0.0%
    Oil Search, Ltd.                                                                19,858              152,265               0.1%
#   Orica, Ltd.                                                                     10,007              182,670               0.1%
    Origin Energy, Ltd.                                                             40,702              511,328               0.2%
    Orora, Ltd.                                                                     17,823               27,269               0.0%
#   OZ Minerals, Ltd.                                                                8,864               30,460               0.0%
    Pacific Brands, Ltd.                                                            11,725                4,872               0.0%
#*  Paladin Energy, Ltd.                                                            27,922                8,007               0.0%
    PanAust, Ltd.                                                                   20,455               31,018               0.0%
    Panoramic Resources, Ltd.                                                        2,242                1,196               0.0%
    Peet, Ltd.                                                                       8,746                9,331               0.0%
    Perpetual, Ltd.                                                                    241                9,854               0.0%
#*  Perseus Mining, Ltd.                                                            15,258                4,162               0.0%
#   Platinum Asset Management, Ltd.                                                 10,020               58,165               0.0%
    Premier Investments, Ltd.                                                        5,059               48,000               0.0%
    Primary Health Care, Ltd.                                                       16,607               68,056               0.0%
    Prime Media Group, Ltd.                                                            500                  376               0.0%
    Programmed Maintenance Services, Ltd.                                            4,628               10,595               0.0%
*   Qantas Airways, Ltd.                                                            56,847               84,936               0.0%
#   QBE Insurance Group, Ltd.                                                        9,534               96,845               0.0%
#*  Ramelius Resources, Ltd.                                                        11,028                  456               0.0%
    Ramsay Health Care, Ltd.                                                         1,882               87,002               0.0%
    RCR Tomlinson, Ltd.                                                              8,195               19,687               0.0%
#   REA Group, Ltd.                                                                  1,149               46,007               0.0%
    Recall Holdings, Ltd.                                                            3,241               16,624               0.0%
#   Regis Resources, Ltd.                                                            6,914                8,396               0.0%
*   Resolute Mining, Ltd.                                                           19,030                5,359               0.0%
    Retail Food Group, Ltd.                                                          4,962               24,363               0.0%
    Rio Tinto, Ltd.                                                                  4,215              225,074               0.1%
*   Roc Oil Co., Ltd.                                                               42,871               25,742               0.0%
    SAI Global, Ltd.                                                                 7,061               25,559               0.0%
    Santos, Ltd.                                                                    36,676              420,279               0.1%
#*  Saracen Mineral Holdings, Ltd.                                                  69,740               17,491               0.0%
#*  Senex Energy, Ltd.                                                              26,881               12,869               0.0%
    Seven Group Holdings, Ltd.                                                       1,365                8,234               0.0%
    Seven West Media, Ltd.                                                          34,700               52,467               0.0%
*   Silex Systems, Ltd.                                                              1,748                  895               0.0%
#*  Silver Lake Resources, Ltd.                                                      2,487                  602               0.0%
#   Sims Metal Management, Ltd.                                                     12,157              121,368               0.1%
    Sims Metal Management, Ltd. Sponsored ADR                                          819                8,016               0.0%
    Slater & Gordon, Ltd.                                                            7,080               38,253               0.0%
#   SMS Management & Technology, Ltd.                                                9,090               31,585               0.0%
    Sonic Healthcare, Ltd.                                                           7,234              119,714               0.1%
    Southern Cross Media Group, Ltd.                                                 4,361                3,761               0.0%
    Spark Infrastructure Group                                                      50,829               85,443               0.0%
#*  St Barbara, Ltd.                                                                15,052                1,457               0.0%
    STW Communications Group, Ltd.                                                  25,450               25,436               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRALIA -- (Continued)
    Suncorp Group, Ltd.                                                             34,571    $         449,846               0.2%
*   Sundance Energy Australia, Ltd.                                                 25,130               25,853               0.0%
#   Super Retail Group, Ltd.                                                         3,025               19,629               0.0%
#   Sydney Airport                                                                  19,553               76,017               0.0%
    Tassal Group, Ltd.                                                               9,649               31,343               0.0%
    Tatts Group, Ltd.                                                               52,580              160,952               0.1%
    Technology One, Ltd.                                                            10,734               31,694               0.0%
    Telstra Corp., Ltd.                                                             67,701              336,890               0.1%
#*  Ten Network Holdings, Ltd.                                                      46,073                9,007               0.0%
#   TFS Corp., Ltd.                                                                  2,886                4,000               0.0%
*   Tiger Resources, Ltd.                                                           28,928                6,589               0.0%
#   Toll Holdings, Ltd.                                                             13,954               69,912               0.0%
    Tox Free Solutions, Ltd.                                                         9,194               19,722               0.0%
    TPG Telecom, Ltd.                                                               17,780              115,125               0.1%
*   Transfield Services, Ltd.                                                       16,298               27,515               0.0%
    Transpacific Industries Group, Ltd.                                             22,650               18,002               0.0%
    Transurban Group                                                                29,453              210,939               0.1%
    Treasury Wine Estates, Ltd.                                                     25,027              102,184               0.0%
#*  UGL, Ltd.                                                                        3,425               21,185               0.0%
    UXC, Ltd.                                                                       25,057               18,590               0.0%
    Village Roadshow, Ltd.                                                           3,334               20,652               0.0%
#*  Virgin Australia Holdings, Ltd.                                                 53,802               18,249               0.0%
#   Wesfarmers, Ltd.                                                                23,004              895,262               0.3%
    Western Areas, Ltd.                                                             11,117               42,639               0.0%
#   Westpac Banking Corp.                                                            9,473              290,767               0.1%
    Westpac Banking Corp. Sponsored ADR                                             13,460              412,145               0.1%
#*  Whitehaven Coal, Ltd.                                                            5,539                7,429               0.0%
    Woodside Petroleum, Ltd.                                                        27,355              971,659               0.3%
#   Woolworths, Ltd.                                                                15,496              491,774               0.2%
    WorleyParsons, Ltd.                                                              4,344               51,849               0.0%
                                                                                              -----------------    --------------
TOTAL AUSTRALIA                                                                                      20,564,348               6.3%
                                                                                              -----------------    --------------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG                                                              20                1,805               0.0%
    Andritz AG                                                                       1,970               95,199               0.1%
    Atrium European Real Estate, Ltd.                                                   80                  419               0.0%
    Austria Technologie & Systemtechnik AG                                             919               10,651               0.0%
    BUWOG AG                                                                           916               16,935               0.0%
    CA Immobilien Anlagen AG                                                           188                3,606               0.0%
#   Conwert Immobilien Invest SE                                                     2,303               25,541               0.0%
    Erste Group Bank AG                                                             13,887              354,362               0.1%
    EVN AG                                                                             995               12,606               0.0%
#   Flughafen Wien AG                                                                   68                6,245               0.0%
*   IMMOFINANZ AG                                                                   11,977               36,259               0.0%
    Lenzing AG                                                                         689               39,759               0.0%
    Mayr Melnhof Karton AG                                                             425               45,611               0.0%
    Oesterreichische Post AG                                                           700               34,164               0.0%
    OMV AG                                                                           5,134              161,377               0.1%
    Palfinger AG                                                                       699               16,289               0.0%
    Raiffeisen Bank International AG                                                   322                6,895               0.0%
    Rosenbauer International AG                                                        124               11,314               0.0%
    S IMMO AG                                                                        1,401               10,790               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRIA -- (Continued)
    Schoeller-Bleckmann Oilfield Equipment AG                                          340    $          29,302               0.0%
    Semperit AG Holding                                                                381               18,871               0.0%
    Strabag SE                                                                         447                9,674               0.0%
    UNIQA Insurance Group AG                                                         3,890               43,375               0.0%
#   Verbund AG                                                                       4,238               85,761               0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe                             1,109               53,388               0.0%
    Voestalpine AG                                                                   5,626              225,366               0.1%
    Zumtobel Group AG                                                                  366                6,454               0.0%
                                                                                              -----------------    --------------
TOTAL AUSTRIA                                                                                         1,362,018               0.4%
                                                                                              -----------------    --------------
BELGIUM -- (1.3%)
*   Ablynx NV                                                                        1,745               17,449               0.0%
    Ackermans & van Haaren NV                                                        1,249              155,759               0.1%
    Ageas                                                                            7,781              260,103               0.1%
*   AGFA-Gevaert NV                                                                  7,268               18,337               0.0%
    Anheuser-Busch InBev NV                                                          9,765            1,082,884               0.3%
    Anheuser-Busch InBev NV Sponsored ADR                                            4,320              479,434               0.2%
    Arseus NV                                                                        1,195               47,671               0.0%
    Banque Nationale de Belgique                                                         8               32,591               0.0%
    Barco NV                                                                           191               14,083               0.0%
    Belgacom SA                                                                      6,876              259,696               0.1%
    Cie d'Entreprises CFE                                                              624               67,482               0.0%
#   Colruyt SA                                                                       1,026               46,729               0.0%
    D'ieteren SA                                                                       646               23,391               0.0%
    Deceuninck NV                                                                    4,912               12,195               0.0%
    Delhaize Group SA                                                                4,921              336,473               0.1%
    Delhaize Group SA Sponsored ADR                                                  8,036              136,933               0.1%
    Econocom Group SA                                                                2,683               17,342               0.0%
    Elia System Operator SA                                                          1,281               63,545               0.0%
#   EVS Broadcast Equipment SA                                                         396               12,834               0.0%
    Exmar NV                                                                         1,452               20,297               0.0%
*   KBC Groep NV                                                                    11,094              595,922               0.2%
    Kinepolis Group NV                                                               1,425               57,081               0.0%
    Lotus Bakeries                                                                      11               12,835               0.0%
    Melexis NV                                                                         604               27,580               0.0%
*   Mobistar SA                                                                      1,155               24,766               0.0%
#   NV Bekaert SA                                                                    1,463               45,994               0.0%
*   Nyrstar NV                                                                      14,290               48,229               0.0%
    Recticel SA                                                                      1,539               11,742               0.0%
    Sioen Industries NV                                                                344                4,857               0.0%
    Sipef SA                                                                           152               10,549               0.0%
    Solvay SA                                                                        1,658              226,350               0.1%
*   Telenet Group Holding NV                                                         1,895              107,223               0.0%
#*  Tessenderlo Chemie NV                                                            1,427               37,022               0.0%
#*  ThromboGenics NV                                                                 1,084                9,529               0.0%
    UCB SA                                                                           1,537              123,953               0.0%
    Umicore SA                                                                       7,209              282,942               0.1%
    Van de Velde NV                                                                    285               13,207               0.0%
                                                                                              -----------------    --------------
TOTAL BELGIUM                                                                                         4,745,009               1.4%
                                                                                              -----------------    --------------
CANADA -- (8.9%)
*   5N Plus, Inc.                                                                    1,597                3,429               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
    Absolute Software Corp.                                                          3,100    $          19,501               0.0%
*   Advantage Oil & Gas, Ltd.                                                       10,330               44,269               0.0%
#   AG Growth International, Inc.                                                      900               37,308               0.0%
    AGF Management, Ltd. Class B                                                     4,402               39,995               0.0%
    Agnico Eagle Mines, Ltd.(2009823)                                                3,798               89,503               0.0%
    Agnico Eagle Mines, Ltd.(008474108)                                              1,200               28,200               0.0%
    Agrium, Inc.(008916108)                                                          3,206              313,611               0.1%
    Agrium, Inc.(2213538)                                                              700               68,488               0.0%
    AGT Food & Ingredient, Inc.                                                      1,700               41,767               0.0%
    Aimia, Inc.                                                                      4,823               69,539               0.0%
*   Air Canada Class A                                                               1,400               11,664               0.0%
    Alacer Gold Corp.                                                                5,702                9,461               0.0%
    Alamos Gold, Inc.(2411707)                                                       2,800               20,893               0.0%
*   Alamos Gold, Inc.(011527108)                                                     3,100               23,157               0.0%
    Algonquin Power & Utilities Corp.                                                9,700               79,180               0.0%
    Alimentation Couche-Tard, Inc. Class B                                           7,070              239,943               0.1%
#   AltaGas, Ltd.                                                                    5,200              214,542               0.1%
#   Altus Group, Ltd.                                                                1,300               25,203               0.0%
#*  Amaya Gaming Group, Inc.                                                         1,783               54,184               0.0%
#   ARC Resources, Ltd.                                                              8,660              204,235               0.1%
#*  Argonaut Gold, Inc.                                                              4,400                9,370               0.0%
    Atco, Ltd. Class I                                                               2,000               81,274               0.0%
#*  Athabasca Oil Corp.                                                             10,900               35,300               0.0%
*   ATS Automation Tooling Systems, Inc.                                             3,050               38,157               0.0%
    AuRico Gold, Inc.(05155C105)                                                       800                2,568               0.0%
    AuRico Gold, Inc.(2287317)                                                      14,325               45,884               0.0%
    AutoCanada, Inc.                                                                   600               33,326               0.0%
#*  Avigilon Corp.                                                                   1,000               13,833               0.0%
#*  B2Gold Corp.                                                                    29,644               49,448               0.0%
    Badger Daylighting, Ltd.                                                           900               22,112               0.0%
#*  Ballard Power Systems, Inc.                                                     10,800               30,281               0.0%
#   Bank of Montreal(2076009)                                                        9,363              678,974               0.2%
    Bank of Montreal(063671101)                                                      1,698              123,275               0.1%
    Bank of Nova Scotia (The)(064149107)                                             3,193              195,731               0.1%
    Bank of Nova Scotia (The)(2076281)                                              10,879              666,224               0.2%
*   Bankers Petroleum, Ltd.                                                         11,300               43,413               0.0%
    Barrick Gold Corp.(2024644)                                                     11,539              136,988               0.1%
    Barrick Gold Corp.(067901108)                                                   15,492              183,890               0.1%
    Baytex Energy Corp.(07317Q105)                                                   1,700               51,935               0.0%
#   Baytex Energy Corp.(B4VGVM3)                                                       821               25,088               0.0%
    BCE, Inc.(B188TH2)                                                               4,314              191,576               0.1%
    BCE, Inc.(05534B760)                                                             1,100               48,917               0.0%
*   Bellatrix Exploration, Ltd.(078314101)                                           3,101               14,420               0.0%
*   Bellatrix Exploration, Ltd.(B580BW5)                                             6,232               29,140               0.0%
#*  Birchcliff Energy, Ltd.                                                          4,500               34,817               0.0%
    Black Diamond Group, Ltd.                                                        1,100               18,788               0.0%
#*  BlackBerry, Ltd.(09228F103)                                                      7,501               78,760               0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                                                        3,974               41,748               0.0%
#*  BlackPearl Resources, Inc.                                                      23,979               34,467               0.0%
#*  BNK Petroleum, Inc.                                                             16,600                7,806               0.0%
#   Bombardier, Inc. Class A                                                         4,700               15,722               0.0%
    Bombardier, Inc. Class B                                                        22,025               72,501               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
#   Bonavista Energy Corp.                                                          11,800    $         110,875               0.0%
#   Bonterra Energy Corp.                                                              709               31,875               0.0%
    Boralex, Inc. Class A                                                            2,500               29,169               0.0%
    Brookfield Asset Management, Inc. Class A                                       12,209              597,640               0.2%
*   Brookfield Residential Properties, Inc.                                          1,398               32,504               0.0%
#*  BRP, Inc.                                                                        1,100               23,961               0.0%
    Bumi Serpong Damai Tbk PT                                                        3,664               47,627               0.0%
    CAE, Inc.(2162760)                                                               3,208               41,102               0.0%
    CAE, Inc.(124765108)                                                             1,100               14,212               0.0%
    Calfrac Well Services, Ltd.                                                      3,616               43,313               0.0%
    Cameco Corp.(2166160)                                                            6,230              108,177               0.0%
    Cameco Corp.(13321L108)                                                          9,893              171,940               0.1%
    Canaccord Genuity Group, Inc.                                                    6,570               55,612               0.0%
#   Canadian Energy Services & Technology Corp.                                      5,109               39,438               0.0%
    Canadian Imperial Bank of Commerce(136069101)                                    1,796              164,065               0.1%
    Canadian Imperial Bank of Commerce(2170525)                                      4,415              403,052               0.1%
    Canadian National Railway Co.(2180632)                                           3,100              218,558               0.1%
    Canadian National Railway Co.(136375102)                                         8,192              578,191               0.2%
    Canadian Natural Resources, Ltd.(136385101)                                      4,197              146,391               0.1%
    Canadian Natural Resources, Ltd.(2171573)                                       13,714              478,569               0.2%
    Canadian Oil Sands, Ltd.                                                         6,903              108,165               0.0%
    Canadian Pacific Railway, Ltd.(13645T100)                                        1,699              352,848               0.1%
    Canadian Pacific Railway, Ltd.(2793115)                                            700              145,602               0.1%
#   Canadian Tire Corp., Ltd. Class A                                                4,199              460,379               0.2%
    Canadian Utilities, Ltd. Class A                                                 1,600               55,309               0.0%
    Canadian Western Bank                                                            3,600              120,580               0.1%
    Canam Group, Inc. Class A                                                        3,700               32,172               0.0%
    CanElson Drilling, Inc.                                                          3,300               16,133               0.0%
#   Canexus Corp.                                                                    3,600               12,361               0.0%
*   Canfor Corp.                                                                     2,800               65,190               0.0%
    Canfor Pulp Products, Inc.                                                         779                8,709               0.0%
    Canyon Services Group, Inc.                                                      2,800               27,055               0.0%
    Capital Power Corp.                                                              3,541               80,368               0.0%
#   Capstone Infrastructure Corp.                                                    2,119                8,028               0.0%
*   Capstone Mining Corp.                                                           19,300               36,132               0.0%
    Cascades, Inc.                                                                   2,800               15,577               0.0%
*   Catamaran Corp.                                                                  2,000               95,293               0.0%
    CCL Industries, Inc. Class B                                                       915               92,503               0.0%
*   Celestica, Inc.                                                                  3,495               38,391               0.0%
    Cenovus Energy, Inc.(B57FG04)                                                    4,841              119,795               0.1%
    Cenovus Energy, Inc.(15135U109)                                                  5,442              134,744               0.1%
    Centerra Gold, Inc.                                                              4,100               16,006               0.0%
#*  Cequence Energy, Ltd.                                                            4,200                5,329               0.0%
*   CGI Group, Inc. Class A                                                          4,409              151,449               0.1%
*   China Gold International Resources Corp., Ltd.                                   1,985                3,804               0.0%
#   CI Financial Corp.                                                               4,200              122,119               0.1%
#   Cineplex, Inc.                                                                   1,935               72,898               0.0%
    Cogeco Cable, Inc.                                                               1,000               54,532               0.0%
    Cogeco, Inc.                                                                       529               26,627               0.0%
    COM DEV International, Ltd.                                                      7,300               23,965               0.0%
    Computer Modelling Group, Ltd.                                                     876                9,102               0.0%
*   Connacher Oil and Gas, Ltd.                                                     25,008                2,219               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
    Constellation Software, Inc.                                                       535    $         150,714               0.1%
    Contrans Group, Inc. Class A                                                     1,700               22,520               0.0%
#*  Copper Mountain Mining Corp.                                                    14,100               26,147               0.0%
#   Corus Entertainment, Inc. Class B                                                3,705               68,180               0.0%
    Cott Corp.                                                                       1,772               10,738               0.0%
    Crescent Point Energy Corp.(22576C101)                                           6,246              206,305               0.1%
#   Crescent Point Energy Corp.(B67C8W8)                                             1,400               46,271               0.0%
*   Crew Energy, Inc.                                                                7,003               43,744               0.0%
*   DeeThree Exploration, Ltd.                                                       3,900               22,250               0.0%
#*  Delphi Energy Corp.                                                              4,200                7,863               0.0%
#*  Denison Mines Corp.                                                              9,271                8,719               0.0%
*   Descartes Systems Group, Inc. (The)                                              4,200               59,252               0.0%
    DH Corp.                                                                         3,000               95,825               0.0%
    Dollarama, Inc.                                                                  1,400              123,001               0.1%
*   Dominion Diamond Corp.                                                           1,359               19,016               0.0%
    Dorel Industries, Inc. Class B                                                   1,700               52,823               0.0%
#*  Dundee Precious Metals, Inc.                                                     3,100                8,829               0.0%
    Eldorado Gold Corp.                                                             43,299              236,655               0.1%
#   Emera, Inc.                                                                      1,500               50,428               0.0%
    Empire Co., Ltd.                                                                 1,200               83,017               0.0%
    Enbridge Income Fund Holdings, Inc.                                              1,600               42,163               0.0%
    Enbridge, Inc.(2466149)                                                          7,312              345,991               0.1%
    Enbridge, Inc.(29250N105)                                                        6,030              285,581               0.1%
    Encana Corp.(2793193)                                                            7,156              133,336               0.1%
    Encana Corp.(292505104)                                                          8,697              162,025               0.1%
*   Endeavour Mining Corp.                                                          27,284               11,620               0.0%
*   Endeavour Silver Corp.                                                           3,000                9,157               0.0%
    Enerflex, Ltd.                                                                   2,665               38,070               0.0%
#*  Energy Fuels, Inc.                                                                 205                1,239               0.0%
#   Enerplus Corp.(B584T89)                                                          3,304               47,315               0.0%
    Enerplus Corp.(292766102)                                                        7,797              111,497               0.0%
    Enghouse Systems, Ltd.                                                             800               26,874               0.0%
    Ensign Energy Services, Inc.                                                     3,200               36,116               0.0%
    Equitable Group, Inc.                                                            1,300               75,413               0.0%
*   Essential Energy Services Trust                                                 12,100               21,687               0.0%
    Evertz Technologies, Ltd.                                                          300                4,522               0.0%
#   Exchange Income Corp.                                                              500                8,536               0.0%
#   Extendicare, Inc.                                                                4,400               31,857               0.0%
    Fairfax Financial Holdings, Ltd.                                                   800              365,506               0.1%
    Fiera Capital Corp.                                                              1,000               11,455               0.0%
    Finning International, Inc.                                                      6,896              178,052               0.1%
    First Capital Realty, Inc.                                                       4,886               79,811               0.0%
#*  First Majestic Silver Corp.(2833583)                                             2,300               11,795               0.0%
*   First Majestic Silver Corp.(32076V103)                                           1,500                7,695               0.0%
    First Quantum Minerals, Ltd.                                                    16,539              249,466               0.1%
    FirstService Corp.                                                                 900               47,561               0.0%
#   Fortis, Inc.                                                                     3,500              114,032               0.1%
*   Fortuna Silver Mines, Inc.                                                       6,100               21,108               0.0%
#   Genworth MI Canada, Inc.                                                         2,636               92,151               0.0%
    George Weston, Ltd.                                                              1,800              147,060               0.1%
    Gibson Energy, Inc.                                                              4,745              138,007               0.1%
    Gildan Activewear, Inc.(375916103)                                               1,198               71,437               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
    Gildan Activewear, Inc.(2254645)                                                   675    $          40,211               0.0%
    Gluskin Sheff + Associates, Inc.                                                 1,000               26,121               0.0%
    GMP Capital, Inc.                                                                1,837               10,872               0.0%
    Goldcorp, Inc.(380956409)                                                        5,976              112,229               0.0%
    Goldcorp, Inc.(2676302)                                                          4,500               84,446               0.0%
#*  Golden Star Resources, Ltd.                                                      2,800                  795               0.0%
*   Gran Tierra Energy, Inc.                                                        12,376               56,442               0.0%
*   Great Canadian Gaming Corp.                                                      4,400               79,798               0.0%
    Great-West Lifeco, Inc.                                                          4,500              126,090               0.1%
*   Heroux-Devtek, Inc.                                                              2,177               19,625               0.0%
    High Liner Foods, Inc.                                                             230                4,496               0.0%
    Home Capital Group, Inc.                                                         1,800               86,275               0.0%
#   Horizon North Logistics, Inc.                                                    2,100                5,925               0.0%
    HudBay Minerals, Inc.(B05BDX1)                                                   6,400               49,006               0.0%
    HudBay Minerals, Inc.(B05BQ98)                                                   1,400               10,738               0.0%
    Hudson's Bay Co.                                                                 2,700               46,859               0.0%
    Husky Energy, Inc.                                                               5,110              123,369               0.1%
*   IAMGOLD Corp.(450913108)                                                         6,499               12,283               0.0%
*   IAMGOLD Corp.(2446646)                                                           8,500               16,139               0.0%
    IGM Financial, Inc.                                                              2,100               83,996               0.0%
#*  Imax Corp.                                                                       1,600               47,118               0.0%
*   Imperial Metals Corp.                                                            3,800               32,132               0.0%
    Imperial Oil, Ltd.(2454241)                                                      1,900               91,422               0.0%
    Imperial Oil, Ltd.(453038408)                                                    2,698              129,180               0.1%
#   Indigo Books & Music, Inc.                                                       1,191               13,378               0.0%
#   Industrial Alliance Insurance & Financial Services, Inc.                         3,142              126,622               0.1%
#   Innergex Renewable Energy, Inc.                                                  4,300               42,082               0.0%
    Intact Financial Corp.                                                           1,400               93,872               0.0%
#   Inter Pipeline, Ltd.                                                             5,363              168,972               0.1%
*   Interfor Corp.                                                                   3,400               51,707               0.0%
    Intertape Polymer Group, Inc.                                                    1,600               23,438               0.0%
#*  Ithaca Energy, Inc.                                                             10,634               13,587               0.0%
#*  Ivanhoe Energy, Inc.                                                               403                  454               0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                                         1,300               29,805               0.0%
#   Just Energy Group, Inc.(B63MCN1)                                                 2,638               12,850               0.0%
    Just Energy Group, Inc.(B693818)                                                 3,797               18,491               0.0%
*   Katanga Mining, Ltd.                                                            20,369                7,048               0.0%
*   Kelt Exploration, Ltd.                                                             600                5,052               0.0%
    Keyera Corp.                                                                     1,400              111,374               0.0%
#   Killam Properties, Inc.                                                          2,800               27,427               0.0%
*   Kinross Gold Corp.(496902404)                                                   13,576               29,188               0.0%
*   Kinross Gold Corp.(B03Z841)                                                     13,785               29,477               0.0%
#*  Kirkland Lake Gold, Inc.                                                         1,200                3,727               0.0%
*   Knight Therapeutics, Inc.                                                          200                1,033               0.0%
#*  Lake Shore Gold Corp.                                                            9,481                6,898               0.0%
    Laurentian Bank of Canada                                                        1,244               54,725               0.0%
*   Legacy Oil + Gas, Inc.                                                           8,295               33,782               0.0%
#   Leisureworld Senior Care Corp.                                                   1,738               21,851               0.0%
    Leon's Furniture, Ltd.                                                             536                6,839               0.0%
*   Leucrotta Exploration, Inc.                                                      9,200               13,714               0.0%
#   Lightstream Resources, Ltd.                                                      8,461               22,371               0.0%
    Linamar Corp.                                                                    2,300              117,485               0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
    Loblaw Cos., Ltd.                                                                4,061    $         211,572               0.1%
#   Long Run Exploration, Ltd.                                                      10,201               28,874               0.0%
    Lucara Diamond Corp.                                                            11,400               23,062               0.0%
*   Lundin Mining Corp.                                                             29,100              129,873               0.1%
    MacDonald Dettwiler & Associates, Ltd.                                           1,243               94,781               0.0%
    Magna International, Inc.                                                        3,300              325,710               0.1%
    Major Drilling Group International, Inc.                                         6,000               35,030               0.0%
#   Manitoba Telecom Services, Inc.                                                  1,300               34,269               0.0%
    Manulife Financial Corp.(56501R106)                                             12,466              236,480               0.1%
    Manulife Financial Corp.(2492519)                                               19,166              363,747               0.1%
    Maple Leaf Foods, Inc.                                                           4,392               75,990               0.0%
    Martinrea International, Inc.                                                    4,814               51,042               0.0%
    Medical Facilities Corp.                                                         1,300               20,785               0.0%
*   MEG Energy Corp.                                                                 4,900              118,256               0.1%
#   Methanex Corp.                                                                   2,100              124,802               0.1%
    Metro, Inc.                                                                      2,891              203,156               0.1%
*   Migao Corp.                                                                      3,700                4,793               0.0%
*   Mitel Networks Corp.                                                             3,400               31,706               0.0%
    Morneau Shepell, Inc.                                                            2,791               41,207               0.0%
#   MTY Food Group, Inc.                                                               300                8,728               0.0%
#   Mullen Group, Ltd.                                                               3,100               60,237               0.0%
    National Bank of Canada                                                         12,821              599,273               0.2%
    Nevsun Resources, Ltd.(64156L101)                                                7,157               24,262               0.0%
    Nevsun Resources, Ltd.(2631486)                                                      8                   27               0.0%
#   New Flyer Industries, Inc.                                                         878               10,127               0.0%
*   New Gold, Inc.                                                                   7,300               26,491               0.0%
    Newalta Corp.                                                                    2,780               50,196               0.0%
    Norbord, Inc.                                                                      900               17,608               0.0%
    North American Energy Partners, Inc.                                             1,900               10,279               0.0%
*   North American Palladium, Ltd.                                                   4,800                  767               0.0%
    North West Co., Inc. (The)                                                       1,300               26,875               0.0%
#   Northland Power, Inc.                                                            2,700               40,175               0.0%
*   NuVista Energy, Ltd.                                                             5,700               52,446               0.0%
*   OceanaGold Corp.                                                                11,653               19,024               0.0%
    Onex Corp.                                                                       1,000               56,422               0.0%
    Open Text Corp.                                                                    599               33,017               0.0%
    Pacific Rubiales Energy Corp.                                                   13,229              199,541               0.1%
*   Painted Pony Petroleum, Ltd.                                                     4,040               38,283               0.0%
*   Paramount Resources, Ltd. Class A                                                1,800               75,383               0.0%
*   Parex Resources, Inc.                                                            2,921               26,772               0.0%
#   Parkland Fuel Corp.                                                              1,800               35,216               0.0%
    Pason Systems, Inc.                                                              1,600               38,288               0.0%
*   Pembina Pipeline Corp.(B4PPQG5)                                                  5,414              224,356               0.1%
#   Pembina Pipeline Corp.(B4PT2P8)                                                  2,820              116,999               0.1%
#   Pengrowth Energy Corp.                                                          18,588               75,041               0.0%
#   Penn West Petroleum, Ltd.(B63FY34)                                              12,096               54,735               0.0%
    Penn West Petroleum, Ltd.(707887105)                                            14,206               64,211               0.0%
*   Performance Sports Group, Ltd.                                                   1,693               29,292               0.0%
#   Peyto Exploration & Development Corp.                                            2,442               68,930               0.0%
#   PHX Energy Services Corp.                                                        2,100               21,838               0.0%
#*  Pilot Gold, Inc.                                                                   325                  222               0.0%
*   Poseidon Concepts Corp.                                                          6,629                   10               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
    Potash Corp. of Saskatchewan, Inc.(2696980)                                      5,737    $         195,823               0.1%
    Potash Corp. of Saskatchewan, Inc.(73755L107)                                    4,057              138,628               0.1%
    Precision Drilling Corp.(B5YPLH9)                                                4,434               36,942               0.0%
    Precision Drilling Corp.(74022D308)                                              6,321               52,591               0.0%
#   Premium Brands Holdings Corp.                                                    1,600               35,136               0.0%
*   Primero Mining Corp.                                                             7,744               26,453               0.0%
    Progressive Waste Solutions, Ltd.(B3DJGB7)                                       3,633              106,116               0.0%
    Progressive Waste Solutions, Ltd.(74339G101)                                     1,198               35,018               0.0%
    Quebecor, Inc. Class B                                                           2,400               61,605               0.0%
*   Questerre Energy Corp. Class A                                                   7,500                4,858               0.0%
    Reitmans Canada, Ltd. Class A                                                      700                3,820               0.0%
    Richelieu Hardware, Ltd.                                                         1,151               54,606               0.0%
#   Ritchie Bros Auctioneers, Inc.                                                   1,800               44,000               0.0%
*   RMP Energy, Inc.                                                                 7,100               37,294               0.0%
    Rogers Communications, Inc. Class B                                              6,535              246,043               0.1%
#   Rogers Sugar, Inc.                                                               1,700                6,697               0.0%
    RONA, Inc.                                                                       2,096               25,571               0.0%
    Royal Bank of Canada(2754383)                                                   12,404              880,568               0.3%
    Royal Bank of Canada(780087102)                                                  8,488              604,091               0.2%
    Russel Metals, Inc.                                                              2,600               75,782               0.0%
*   San Gold Corp.                                                                   4,200                  205               0.0%
#*  Sandstorm Gold, Ltd.                                                             3,900               11,212               0.0%
*   Sandvine Corp.                                                                   9,200               22,856               0.0%
    Saputo, Inc.                                                                     3,000               85,125               0.0%
    Savanna Energy Services Corp.                                                    4,268               23,024               0.0%
    Sears Canada, Inc.                                                                 100                  963               0.0%
    Secure Energy Services, Inc.                                                     2,800               51,849               0.0%
*   SEMAFO, Inc.                                                                     8,000               19,520               0.0%
#   Shaw Communications, Inc. Class B(2801836)                                       1,951               50,097               0.0%
    Shaw Communications, Inc. Class B(82028K200)                                     5,535              142,139               0.1%
    ShawCor, Ltd.                                                                    1,900               83,701               0.0%
    Sherritt International Corp.                                                    10,000               24,844               0.0%
*   Sierra Wireless, Inc.                                                            2,595               71,051               0.0%
*   Silver Standard Resources, Inc.(82823L106)                                       2,600               11,362               0.0%
#*  Silver Standard Resources, Inc.(2218458)                                         3,100               13,505               0.0%
    Silver Wheaton Corp.                                                             4,799               83,359               0.0%
    SNC-Lavalin Group, Inc.                                                          1,900               81,863               0.0%
#   Sprott, Inc.                                                                     9,600               20,613               0.0%
#   Spyglass Resources Corp.                                                         8,600                8,088               0.0%
    Stantec, Inc.                                                                      879               55,694               0.0%
    Stella-Jones, Inc.                                                               1,100               31,944               0.0%
    Stuart Olson, Inc.                                                               1,000                6,770               0.0%
#   Student Transportation, Inc.                                                     2,312               14,524               0.0%
    Sun Life Financial, Inc.(866796105)                                              6,797              241,973               0.1%
    Sun Life Financial, Inc.(2566124)                                                3,599              128,019               0.1%
    Suncor Energy, Inc.(867224107)                                                   8,061              286,488               0.1%
    Suncor Energy, Inc.(B3NB1P2)                                                    18,330              650,873               0.2%
*   SunOpta, Inc.                                                                    3,100               43,899               0.0%
#   Superior Plus Corp.                                                              5,000               54,168               0.0%
#   Surge Energy, Inc.                                                              10,200               56,564               0.0%
    Talisman Energy, Inc.(87425E103)                                                15,536               99,120               0.0%
    Talisman Energy, Inc.(2068299)                                                  20,500              130,779               0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
*   Taseko Mines, Ltd.                                                               5,100    $           6,697               0.0%
    Teck Resources, Ltd. Class B(878742204)                                         14,231              224,565               0.1%
#   Teck Resources, Ltd. Class B(2879327)                                            7,500              118,517               0.1%
#   TELUS Corp.                                                                      4,008              143,634               0.1%
*   Tembec, Inc.                                                                       500                1,269               0.0%
#*  Teranga Gold Corp.                                                               1,200                  468               0.0%
*   Thompson Creek Metals Co., Inc.                                                  7,800               14,741               0.0%
    Thomson Reuters Corp.(884903105)                                                 2,197               81,772               0.0%
#   Thomson Reuters Corp.(2889371)                                                   3,376              125,598               0.1%
    Tim Hortons, Inc.                                                                1,300              105,333               0.0%
    TMX Group, Ltd.                                                                    800               38,479               0.0%
#   TORC Oil & Gas, Ltd.                                                             3,600               33,762               0.0%
    Toromont Industries, Ltd.                                                        1,300               31,039               0.0%
#   Toronto-Dominion Bank (The)(2897222)                                            18,040              887,874               0.3%
    Toronto-Dominion Bank (The)(891160509)                                           9,111              448,808               0.2%
#   Torstar Corp. Class B                                                            1,400                8,174               0.0%
    Total Energy Services, Inc.                                                      1,800               31,271               0.0%
*   Tourmaline Oil Corp.                                                             3,275              117,486               0.1%
    TransAlta Corp.(89346D107)                                                       9,915               96,275               0.0%
    TransAlta Corp.(2901628)                                                         4,800               46,678               0.0%
    TransCanada Corp.(89353D107)                                                       599               29,525               0.0%
    TransCanada Corp.(2665184)                                                       7,800              384,446               0.1%
    Transcontinental, Inc. Class A                                                   2,900               39,600               0.0%
    TransForce, Inc.                                                                 2,157               52,746               0.0%
    TransGlobe Energy Corp.                                                          3,755               16,292               0.0%
#   Trilogy Energy Corp.                                                             2,561               39,902               0.0%
    Trinidad Drilling, Ltd.                                                          6,900               44,937               0.0%
#   Twin Butte Energy, Ltd.                                                         13,123               17,466               0.0%
    Uni-Select, Inc.                                                                   100                2,516               0.0%
*   Valeant Pharmaceuticals International, Inc.                                      1,798              238,978               0.1%
#   Valener, Inc.                                                                    1,900               27,142               0.0%
#   Veresen, Inc.                                                                    6,700              105,162               0.0%
#   Vermilion Energy, Inc.(B607XS1)                                                    767               43,527               0.0%
*   Vermilion Energy, Inc.(923725105)                                                  600               33,744               0.0%
#   Wajax Corp.                                                                        900               28,804               0.0%
    West Fraser Timber Co., Ltd.                                                     3,500              183,625               0.1%
    Western Energy Services Corp.                                                    3,100               19,666               0.0%
    Western Forest Products, Inc.                                                   13,082               26,929               0.0%
    Westshore Terminals Investment Corp.                                             1,000               30,478               0.0%
    Whistler Blackcomb Holdings, Inc.                                                  791               13,356               0.0%
#   Whitecap Resources, Inc.                                                         9,086              117,621               0.1%
    Wi-Lan, Inc.                                                                     9,000               29,786               0.0%
    Winpak, Ltd.                                                                       911               24,047               0.0%
    WSP Global, Inc.                                                                 2,100               63,929               0.0%
*   Xtreme Drilling and Coil Services Corp.                                            500                1,380               0.0%
    Yamana Gold, Inc.(98462Y100)                                                    10,704               42,602               0.0%
    Yamana Gold, Inc.(2219279)                                                      11,168               44,492               0.0%
*   Yellow Media, Ltd.                                                               1,347               19,672               0.0%
#   Zargon Oil & Gas, Ltd.                                                           1,700                9,246               0.0%
                                                                                              -----------------    --------------
TOTAL CANADA                                                                                         31,028,803               9.5%
                                                                                              -----------------    --------------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.                                                          2,300    $             528               0.0%
    Hopewell Highway Infrastructure, Ltd.                                              775                  375               0.0%
                                                                                              -----------------    --------------
TOTAL CHINA                                                                                                 903               0.0%
                                                                                              -----------------    --------------
DENMARK -- (1.5%)
    ALK-Abello A.S.                                                                     90               10,150               0.0%
*   Alm Brand A.S.                                                                   7,943               43,363               0.0%
    Ambu A.S. Class B                                                                  382               26,993               0.0%
    AP Moeller - Maersk A.S. Class A                                                    58              131,947               0.0%
    AP Moeller - Maersk A.S. Class B                                                   131              305,699               0.1%
*   Auriga Industries A.S. Class B                                                     790               40,820               0.0%
#*  Bang & Olufsen A.S.                                                              1,307               10,144               0.0%
    Carlsberg A.S. Class B                                                           5,601              494,000               0.2%
    Chr Hansen Holding A.S.                                                          4,228              170,320               0.1%
    Coloplast A.S. Class B                                                           1,226              106,860               0.0%
#   D/S Norden A.S.                                                                    884               23,246               0.0%
    Danske Bank A.S.                                                                13,524              371,373               0.1%
    Dfds A.S.                                                                          369               31,274               0.0%
    DSV A.S.                                                                         4,940              147,860               0.1%
#   FLSmidth & Co. A.S.                                                              1,482               67,193               0.0%
*   Genmab A.S.                                                                      1,512               65,910               0.0%
    GN Store Nord A.S.                                                               7,896              183,720               0.1%
    H Lundbeck A.S.                                                                  2,698               57,212               0.0%
    IC Group A.S.                                                                      435               11,138               0.0%
    Jeudan A.S.                                                                        126               11,845               0.0%
    NKT Holding A.S.                                                                 1,148               59,549               0.0%
    Novo Nordisk A.S. Class B                                                       13,598              614,667               0.2%
    Novo Nordisk A.S. Sponsored ADR                                                 14,665              662,565               0.2%
    Novozymes A.S. Class B                                                           9,111              421,900               0.1%
    Pandora A.S.                                                                     2,178              183,630               0.1%
    PER Aarsleff A.S. Class B                                                          176               29,293               0.0%
    Ringkjoebing Landbobank A.S.                                                       186               35,843               0.0%
*   Royal UNIBREW                                                                      426               69,635               0.0%
    Schouw & Co.                                                                     1,062               47,053               0.0%
    SimCorp A.S.                                                                       500               15,089               0.0%
    Solar A.S. Class B                                                                 193                8,937               0.0%
    Spar Nord Bank A.S.                                                              5,069               51,239               0.0%
*   Sydbank A.S.                                                                     1,413               44,857               0.0%
    TDC A.S.                                                                        23,456              179,135               0.1%
*   Topdanmark A.S.                                                                  4,158              132,349               0.1%
    Tryg A.S.                                                                          393               42,529               0.0%
    United International Enterprises                                                    46                8,199               0.0%
*   Vestas Wind Systems A.S.                                                         9,057              302,277               0.1%
*   William Demant Holding A.S.                                                        401               30,392               0.0%
                                                                                              -----------------    --------------
TOTAL DENMARK                                                                                         5,250,205               1.6%
                                                                                              -----------------    --------------
FINLAND -- (1.4%)
    Ahlstrom Oyj                                                                       715                6,529               0.0%
    Alma Media Oyj                                                                   1,118                4,388               0.0%
    Amer Sports Oyj                                                                  1,181               22,636               0.0%
    Atria Oyj                                                                          677                5,977               0.0%
#   Cargotec Oyj                                                                     1,156               34,897               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FINLAND -- (Continued)
    Caverion Corp.                                                                   2,419    $          19,454               0.0%
    Citycon Oyj                                                                      9,008               29,185               0.0%
    Cramo Oyj                                                                          704               10,267               0.0%
    Elisa Oyj                                                                        2,682               73,675               0.0%
    F-Secure Oyj                                                                     5,286               12,911               0.0%
*   Finnair Oyj                                                                      1,807                5,644               0.0%
    Fiskars Oyj Abp                                                                  2,051               57,097               0.0%
    Fortum Oyj                                                                      13,951              323,549               0.1%
    HKScan Oyj Class A                                                               1,428                6,074               0.0%
    Huhtamaki Oyj                                                                    4,004              101,602               0.1%
    Kemira Oyj                                                                       4,967               64,142               0.0%
    Kesko Oyj Class A                                                                  693               25,170               0.0%
    Kesko Oyj Class B                                                                3,519              133,460               0.1%
#   Kone Oyj Class B                                                                 5,728              246,693               0.1%
#   Konecranes Oyj                                                                     954               26,734               0.0%
    Lassila & Tikanoja Oyj                                                           1,026               18,931               0.0%
*   Lemminkainen Oyj                                                                    71                1,054               0.0%
    Metsa Board Oyj                                                                  7,992               35,699               0.0%
    Metso Oyj                                                                        4,261              139,216               0.1%
    Munksjo Oyj                                                                        394                3,709               0.0%
    Neste Oil Oyj                                                                    6,781              146,330               0.1%
    Nokia Oyj                                                                       79,646              665,514               0.2%
    Nokia Oyj Sponsored ADR                                                         49,629              410,432               0.1%
    Nokian Renkaat Oyj                                                               2,713               76,644               0.0%
    Olvi Oyj Class A                                                                   412               12,162               0.0%
*   Oriola-KD Oyj Class B                                                            6,448               21,322               0.0%
    Orion Oyj Class A                                                                  822               27,619               0.0%
    Orion Oyj Class B                                                                2,473               84,111               0.0%
#*  Outokumpu Oyj                                                                    9,606               54,534               0.0%
#   Outotec Oyj                                                                      3,019               19,980               0.0%
    PKC Group Oyj                                                                    1,042               20,899               0.0%
#*  Poyry Oyj                                                                          706                2,836               0.0%
    Raisio Oyj Class V                                                               7,663               38,225               0.0%
    Ramirent Oyj                                                                     4,086               32,611               0.0%
    Sampo Oyj Class A                                                               11,195              536,435               0.2%
    Sanoma Oyj                                                                       2,591               14,909               0.0%
#   Stockmann Oyj Abp                                                                  889                9,848               0.0%
    Stora Enso Oyj Class R                                                          33,930              280,198               0.1%
    Technopolis Oyj                                                                  3,759               19,109               0.0%
    Tieto Oyj                                                                        1,835               46,525               0.0%
    Tikkurila Oyj                                                                    1,578               32,588               0.0%
    UPM-Kymmene Oyj                                                                 31,627              501,684               0.2%
    Vacon Oyj                                                                          592               25,085               0.0%
    Vaisala Oyj Class A                                                                 69                1,944               0.0%
    Valmet OYJ                                                                       4,261               45,089               0.0%
    Wartsila Oyj Abp                                                                 5,906              273,848               0.1%
#   YIT Oyj                                                                          2,419               16,183               0.0%
                                                                                              -----------------    --------------
TOTAL FINLAND                                                                                         4,825,357               1.5%
                                                                                              -----------------    --------------
FRANCE -- (8.1%)
    Accor SA                                                                         3,743              157,252               0.1%
    Aeroports de Paris                                                                 389               46,044               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (Continued)
#*  Air France-KLM                                                                   4,416    $          37,307               0.0%
    Air Liquide SA                                                                   6,621              799,295               0.3%
    Airbus Group NV                                                                  8,479              506,205               0.2%
    Albioma SA                                                                       1,202               26,072               0.0%
*   Alcatel-Lucent                                                                  28,475               86,999               0.0%
*   Alstom SA                                                                        4,455              155,494               0.1%
    Alten SA                                                                         1,030               44,056               0.0%
    Altran Technologies SA                                                           7,167               70,412               0.0%
    April                                                                              564                8,444               0.0%
#   Arkema SA                                                                        1,984              122,456               0.0%
    AtoS                                                                             3,558              245,887               0.1%
    AXA SA                                                                          32,966              761,466               0.2%
    AXA SA Sponsored ADR                                                             2,900               67,309               0.0%
    Axway Software SA                                                                  228                4,765               0.0%
*   Beneteau SA                                                                      1,571               23,250               0.0%
    BioMerieux                                                                          95               10,019               0.0%
    BNP Paribas SA                                                                  19,968            1,254,830               0.4%
    Boiron SA                                                                          146               12,998               0.0%
#   Bollore SA                                                                         146               69,219               0.0%
    Bonduelle S.C.A.                                                                   536               13,499               0.0%
    Bongrain SA                                                                        214               14,552               0.0%
    Bouygues SA                                                                      6,865              237,350               0.1%
    Bureau Veritas SA                                                                2,468               61,043               0.0%
    Cap Gemini SA                                                                    3,386              222,786               0.1%
    Carrefour SA                                                                    13,730              402,431               0.1%
    Casino Guichard Perrachon SA                                                     2,275              233,263               0.1%
#*  CGG SA Sponsored ADR                                                             5,600               32,816               0.0%
    Christian Dior SA                                                                1,043              184,561               0.1%
    Cie de St-Gobain                                                                 8,831              379,599               0.1%
    Cie Generale des Etablissements Michelin                                         6,663              578,728               0.2%
*   Club Mediterranee SA                                                               780               21,976               0.0%
    CNP Assurances                                                                   8,146              152,291               0.1%
    Credit Agricole SA                                                              30,421              450,178               0.1%
    Danone SA                                                                        7,185              490,969               0.2%
    Dassault Systemes                                                                1,728              109,574               0.0%
    Dassault Systemes ADR                                                            1,000               63,111               0.0%
    Derichebourg SA                                                                  4,522               11,351               0.0%
    Edenred                                                                          9,672              268,130               0.1%
    Eiffage SA                                                                         479               25,465               0.0%
    Electricite de France SA                                                         2,758               81,439               0.0%
    Essilor International SA                                                         4,340              479,231               0.2%
*   Esso SA Francaise                                                                   72                2,787               0.0%
*   Etablissements Maurel et Prom                                                    4,987               59,605               0.0%
    Eurofins Scientific SE                                                             301               76,135               0.0%
    Eutelsat Communications SA                                                       6,933              224,760               0.1%
    Faiveley Transport SA                                                               99                5,954               0.0%
    Faurecia                                                                         2,625               85,029               0.0%
    Fimalac                                                                            138                9,258               0.0%
    GDF Suez                                                                        37,769              917,028               0.3%
    GL Events                                                                          729               14,570               0.0%
    Groupe Eurotunnel SA                                                            15,552              196,565               0.1%
*   Groupe Fnac                                                                        574               24,170               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (Continued)
    Guerbet                                                                            237    $          11,023               0.0%
    Haulotte Group SA                                                                  105                1,588               0.0%
    Havas SA                                                                        10,155               82,141               0.0%
    Iliad SA                                                                           492              107,574               0.0%
    Imerys SA                                                                        1,866              133,900               0.0%
    Ingenico                                                                         1,587              158,102               0.1%
    Interparfums SA                                                                    465               11,171               0.0%
    IPSOS                                                                            1,498               38,850               0.0%
    Jacquet Metal Service                                                            1,384               23,619               0.0%
    JCDecaux SA                                                                      1,564               51,910               0.0%
    Kering                                                                           2,552              492,497               0.2%
    Korian-Medica                                                                    2,058               74,341               0.0%
    L'Oreal SA                                                                       5,031              789,546               0.2%
    Lafarge SA                                                                       6,368              441,941               0.1%
    Lagardere SCA                                                                    7,852              191,089               0.1%
    Legrand SA                                                                       5,313              285,952               0.1%
    LISI                                                                             1,050               26,345               0.0%
    LVMH Moet Hennessy Louis Vuitton SA                                              4,293              728,711               0.2%
    Maisons France Confort SA                                                          226                7,665               0.0%
*   Manitou BF SA                                                                      582                8,098               0.0%
    Mersen                                                                             738               17,756               0.0%
    Metropole Television SA                                                            533                9,224               0.0%
    Montupet                                                                           381               29,571               0.0%
    Natixis SA                                                                      34,914              240,330               0.1%
#   Naturex                                                                            359               24,985               0.0%
    Neopost SA                                                                       1,054               73,147               0.0%
#*  Nexans SA                                                                        1,693               51,587               0.0%
    Nexity SA                                                                        1,680               60,315               0.0%
    Norbert Dentressangle SA                                                           198               28,941               0.0%
*   NRJ Group                                                                        2,272               19,705               0.0%
    Orange SA                                                                       39,086              622,264               0.2%
    Orange SA Sponsored ADR                                                          5,900               93,751               0.0%
#*  Orco Property Group SA                                                             739                  343               0.0%
    Orpea                                                                            1,505               91,824               0.0%
    Pernod Ricard SA                                                                 2,791              317,928               0.1%
*   Peugeot SA                                                                      17,489              207,848               0.1%
*   Pierre & Vacances SA                                                               107                2,660               0.0%
    Plastic Omnium SA                                                                1,422               32,386               0.0%
    Publicis Groupe SA                                                               5,829              404,287               0.1%
    Rallye SA                                                                        1,419               54,995               0.0%
    Remy Cointreau SA                                                                  192               13,664               0.0%
    Renault SA                                                                      11,532              857,822               0.3%
    Rexel SA                                                                         7,798              131,077               0.0%
    Rubis SCA                                                                        1,425               83,847               0.0%
    Safran SA                                                                        4,300              272,334               0.1%
    Saft Groupe SA                                                                   1,686               50,151               0.0%
    Samse SA                                                                             4                  543               0.0%
    Sanofi                                                                          12,090            1,097,047               0.3%
    Sanofi ADR                                                                      10,456              483,485               0.2%
    Sartorius Stedim Biotech                                                           117               21,327               0.0%
    Schneider Electric SE(4834108)                                                  13,316            1,049,116               0.3%
    Schneider Electric SE(B11BPS1)                                                     278               21,915               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (Continued)
    SCOR SE                                                                          8,577    $         262,820               0.1%
    SEB SA                                                                             852               69,719               0.0%
#*  Sequana SA                                                                         986                2,930               0.0%
    SES SA                                                                           5,310              183,310               0.1%
    Societe BIC SA                                                                     830              103,539               0.0%
    Societe d'Edition de Canal +                                                     1,800               13,372               0.0%
    Societe Generale SA                                                             12,658              610,002               0.2%
    Societe Television Francaise 1                                                   2,666               39,746               0.0%
    Sodexo                                                                           1,770              170,757               0.1%
#*  SOITEC                                                                          17,198               42,794               0.0%
*   Solocal Group                                                                   22,465               13,803               0.0%
    Somfy SA                                                                            27                7,913               0.0%
    Sopra Group SA                                                                     662               49,623               0.0%
    Stef SA                                                                             27                1,540               0.0%
    STMicroelectronics NV(5962332)                                                  36,343              242,762               0.1%
#   STMicroelectronics NV(861012102)                                                 8,829               59,331               0.0%
    Suez Environnement Co.                                                          15,842              266,895               0.1%
    Synergie SA                                                                        251                5,756               0.0%
*   Technicolor SA                                                                  10,332               61,000               0.0%
    Technip SA                                                                       5,893              425,771               0.1%
    Teleperformance                                                                  2,378              149,849               0.1%
    Thales SA                                                                        3,108              154,343               0.1%
*   Theolia SA                                                                         478                  401               0.0%
    Total Gabon                                                                         24               10,639               0.0%
    Total SA                                                                        28,026            1,673,243               0.5%
    Total SA Sponsored ADR                                                           8,500              509,065               0.2%
*   Trigano SA                                                                       1,235               25,013               0.0%
*   UBISOFT Entertainment                                                            5,735              103,834               0.0%
    Valeo SA                                                                         3,559              399,073               0.1%
    Vallourec SA                                                                     4,811              175,828               0.1%
#*  Valneva SE                                                                         115                  634               0.0%
    Veolia Environnement SA                                                         25,131              417,396               0.1%
#   Veolia Environnement SA ADR                                                      1,059               17,230               0.0%
    Vicat                                                                              714               48,830               0.0%
    VIEL & Cie SA                                                                      300                  714               0.0%
    Vilmorin & Cie SA                                                                  141               14,134               0.0%
    Vinci SA                                                                         7,928              452,516               0.1%
    Virbac SA                                                                          123               27,485               0.0%
    Vivendi SA                                                                      24,866              607,450               0.2%
    Zodiac Aerospace                                                                 4,643              141,671               0.1%
                                                                                              -----------------    --------------
TOTAL FRANCE                                                                                         28,334,952               8.6%
                                                                                              -----------------    --------------
GERMANY -- (6.4%)
    Aareal Bank AG                                                                   2,391              102,730               0.0%
    Adidas AG                                                                        3,639              265,159               0.1%
*   ADVA Optical Networking SE                                                       1,788                6,420               0.0%
#*  Air Berlin P.L.C.                                                                3,958                5,856               0.0%
#*  Aixtron SE                                                                       1,469               17,924               0.0%
    Allianz SE                                                                       6,463            1,027,760               0.3%
    Allianz SE ADR                                                                  10,000              159,200               0.1%
    Amadeus Fire AG                                                                    211               14,976               0.0%
    Aurubis AG                                                                       1,354               70,682               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
GERMANY -- (Continued)
    Axel Springer SE                                                                 1,857    $         102,155               0.0%
    BASF SE                                                                         16,282            1,438,680               0.5%
*   Bauer AG                                                                            98                1,519               0.0%
    Bayer AG                                                                         9,539            1,364,285               0.4%
    Bayerische Motoren Werke AG                                                      4,617              495,117               0.2%
    BayWa AG                                                                           513               20,321               0.0%
    Bechtle AG                                                                         976               76,038               0.0%
    Beiersdorf AG                                                                    2,841              230,345               0.1%
    Bertrandt AG                                                                       185               24,217               0.0%
    Bijou Brigitte AG                                                                  249               17,172               0.0%
    Bilfinger SE                                                                     1,030               66,610               0.0%
    Biotest AG                                                                         111               11,002               0.0%
    Borussia Dortmund GmbH & Co. KGaA(4627193)                                       1,777                9,411               0.0%
*   Borussia Dortmund GmbH & Co. KGaA(BQ8P020)                                         644                3,390               0.0%
    Brenntag AG                                                                      7,686              372,937               0.1%
#   CANCOM SE                                                                          527               21,631               0.0%
    Carl Zeiss Meditec AG                                                            1,463               39,365               0.0%
    CAT Oil AG                                                                       1,660               31,620               0.0%
    Celesio AG                                                                       3,368              111,116               0.1%
    Cewe Stiftung & Co. KGAA                                                           374               24,615               0.0%
    Comdirect Bank AG                                                                2,270               22,967               0.0%
*   Commerzbank AG                                                                  27,835              420,872               0.1%
    CompuGroup Medical AG                                                            1,589               36,474               0.0%
*   Constantin Medien AG                                                             3,713                5,567               0.0%
    Continental AG                                                                   1,857              365,765               0.1%
    CropEnergies AG                                                                  1,674                8,297               0.0%
    CTS Eventim AG & Co., KGaA                                                       1,016               26,846               0.0%
    Daimler AG                                                                      15,434            1,203,373               0.4%
#   Delticom AG                                                                         86                1,796               0.0%
    Deutsche Bank AG(5750355)                                                       16,124              504,220               0.2%
    Deutsche Bank AG(D18190898)                                                     16,279              509,858               0.2%
    Deutsche Boerse AG                                                               2,637              180,485               0.1%
    Deutsche Lufthansa AG                                                            4,149               61,458               0.0%
    Deutsche Post AG                                                                17,877              562,943               0.2%
    Deutsche Telekom AG                                                             49,700              749,144               0.2%
    Deutsche Telekom AG Sponsored ADR                                                6,800              101,864               0.0%
    Deutsche Wohnen AG                                                              11,786              266,037               0.1%
    Deutz AG                                                                         4,780               21,533               0.0%
*   Dialog Semiconductor P.L.C.                                                      1,751               60,465               0.0%
    DMG Mori Seiki AG                                                                3,892               99,654               0.0%
    Drillisch AG                                                                     2,194               76,415               0.0%
    Duerr AG                                                                           916               64,344               0.0%
    E.ON SE                                                                         21,141              364,473               0.1%
    Elmos Semiconductor AG                                                           1,078               19,297               0.0%
    ElringKlinger AG                                                                 1,056               32,301               0.0%
#*  Evotec AG                                                                        6,271               23,049               0.0%
    Fielmann AG                                                                        878               57,294               0.0%
    Fraport AG Frankfurt Airport Services Worldwide                                  1,504               93,189               0.0%
    Freenet AG                                                                       5,218              136,908               0.1%
    Fresenius Medical Care AG & Co. KGaA                                             5,711              419,174               0.1%
#   Fresenius Medical Care AG & Co. KGaA ADR                                         1,600               58,576               0.0%
    Fresenius SE & Co. KGaA                                                         13,241              681,329               0.2%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
GERMANY -- (Continued)
    Fuchs Petrolub SE                                                                1,726    $          63,519               0.0%
*   GAGFAH SA                                                                        3,299               61,695               0.0%
    GEA Group AG                                                                     7,944              366,438               0.1%
    Gerresheimer AG                                                                  1,019               56,699               0.0%
    Gerry Weber International AG                                                       992               39,900               0.0%
    Gesco AG                                                                           211               18,646               0.0%
    GFK SE                                                                             415               17,182               0.0%
    Grammer AG                                                                         916               33,564               0.0%
    Grenkeleasing AG                                                                   342               34,026               0.0%
*   H&R AG                                                                              95                  814               0.0%
    Hannover Rueck SE                                                                3,088              257,747               0.1%
    HeidelbergCement AG                                                              5,697              388,915               0.1%
#*  Heidelberger Druckmaschinen AG                                                   5,179               13,228               0.0%
    Henkel AG & Co. KGaA                                                             1,662              151,273               0.1%
    Hochtief AG                                                                      1,313               97,160               0.0%
    Hugo Boss AG                                                                       994              132,061               0.1%
    Indus Holding AG                                                                 1,216               55,897               0.0%
    Infineon Technologies AG                                                        16,294              158,748               0.1%
    Infineon Technologies AG ADR                                                     7,164               70,064               0.0%
    Jenoptik AG                                                                      3,400               38,952               0.0%
    K+S AG                                                                           8,186              229,411               0.1%
*   Kloeckner & Co. SE                                                               4,240               49,807               0.0%
*   Kontron AG                                                                       4,419               25,589               0.0%
    Krones AG                                                                          579               55,549               0.0%
#   KUKA AG                                                                            785               49,474               0.0%
    KWS Saat AG                                                                        115               37,508               0.0%
    Lanxess AG                                                                       2,284              118,965               0.1%
    Leoni AG                                                                         1,292               74,217               0.0%
    Linde AG                                                                         2,866              528,935               0.2%
#   LPKF Laser & Electronics AG                                                      1,858               23,821               0.0%
    MAN SE                                                                             957              109,062               0.1%
#*  Manz AG                                                                            207               16,919               0.0%
    Merck KGaA                                                                       2,270              205,490               0.1%
*   Metro AG                                                                         4,985              158,914               0.1%
    MLP AG                                                                             696                3,540               0.0%
    MTU Aero Engines AG                                                              1,493              130,944               0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                                    4,264              839,530               0.3%
    Nemetschek AG                                                                      249               24,819               0.0%
*   Nordex SE                                                                        2,066               35,020               0.0%
    Norma Group SE                                                                     717               33,609               0.0%
*   Osram Licht AG                                                                   2,726               95,772               0.0%
*   Patrizia Immobilien AG                                                           3,966               53,612               0.0%
    Pfeiffer Vacuum Technology AG                                                      214               16,665               0.0%
#   PNE Wind AG                                                                      7,350               20,768               0.0%
    Puma SE                                                                            191               40,132               0.0%
#   QSC AG                                                                           4,612                8,921               0.0%
    R Stahl AG                                                                         392               19,429               0.0%
    Rational AG                                                                         48               15,042               0.0%
    Rheinmetall AG                                                                     937               40,372               0.0%
    Rhoen Klinikum AG                                                                3,216               95,756               0.0%
    RWE AG                                                                          18,215              646,300               0.2%
    SAF-Holland SA                                                                   1,934               24,234               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
GERMANY -- (Continued)
    SAP SE                                                                           7,956    $         542,085               0.2%
#   SAP SE Sponsored ADR                                                             3,560              242,543               0.1%
#   Schaltbau Holding AG                                                               344               21,133               0.0%
#*  SGL Carbon SE                                                                    1,231               19,081               0.0%
    Siemens AG                                                                       4,112              463,807               0.2%
    Siemens AG Sponsored ADR                                                         2,787              314,206               0.1%
    Sixt SE                                                                            337               10,902               0.0%
*   Sky Deutschland AG                                                               8,996               75,948               0.0%
#*  SMA Solar Technology AG                                                            500               12,451               0.0%
    Software AG                                                                      2,593               65,304               0.0%
    Stada Arzneimittel AG                                                            2,750              105,960               0.0%
    Stroeer Media S.E.                                                               1,675               38,222               0.0%
*   Suss Microtec AG                                                                 1,680                9,939               0.0%
    Symrise AG                                                                       3,724              209,957               0.1%
#   TAG Immobilien AG                                                                2,061               24,140               0.0%
    Takkt AG                                                                           314                4,897               0.0%
*   Talanx AG                                                                        2,351               75,867               0.0%
    Telefonica Deutschland Holding AG                                               30,768              151,406               0.1%
*   ThyssenKrupp AG                                                                  9,808              236,388               0.1%
#   Tipp24 SE                                                                          389               18,719               0.0%
    TUI AG                                                                           4,115               63,017               0.0%
    Volkswagen AG                                                                      444               94,691               0.0%
#   Vossloh AG                                                                         284               16,359               0.0%
    VTG AG                                                                             506               10,232               0.0%
#   Wacker Chemie AG                                                                   681               82,523               0.0%
    Wacker Neuson SE                                                                 1,285               25,004               0.0%
    Wincor Nixdorf AG                                                                  165                7,588               0.0%
    Wirecard AG                                                                      2,750               98,668               0.0%
                                                                                              -----------------    --------------
TOTAL GERMANY                                                                                        22,293,911               6.8%
                                                                                              -----------------    --------------
GREECE -- (0.0%)
*   Bank of Cyprus PCL                                                              19,567                   --               0.0%
                                                                                              -----------------    --------------
HONG KONG -- (2.2%)
    AIA Group, Ltd.                                                                178,400              995,548               0.3%
    Allied Properties HK, Ltd.                                                      48,000                9,220               0.0%
    APT Satellite Holdings, Ltd.                                                    19,500               28,543               0.0%
    Asia Satellite Telecommunications Holdings, Ltd.                                 3,000               10,450               0.0%
#   ASM Pacific Technology, Ltd.                                                     5,700               62,813               0.0%
    Associated International Hotels, Ltd.                                            4,000               11,732               0.0%
    Bank of East Asia, Ltd.                                                         26,400              109,908               0.1%
    BOC Hong Kong Holdings, Ltd.                                                    67,500              225,137               0.1%
#*  Brightoil Petroleum Holdings, Ltd.                                              83,000               26,318               0.0%
    Cathay Pacific Airways, Ltd.                                                    35,000               65,738               0.0%
    Cheung Kong Holdings, Ltd.                                                      22,000              391,402               0.1%
    Cheung Kong Infrastructure Holdings, Ltd.                                        9,000               65,739               0.0%
#*  China Dynamics Holdings, Ltd.                                                  290,000               37,084               0.0%
    Chow Sang Sang Holdings International, Ltd.                                     11,000               27,223               0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                                             14,200               19,752               0.0%
    CITIC Telecom International Holdings, Ltd.                                      88,000               35,190               0.0%
    CK Life Sciences International Holdings, Inc.                                  286,000               30,236               0.0%
    CLP Holdings, Ltd.                                                              27,500              236,628               0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
HONG KONG -- (Continued)
    Dickson Concepts International, Ltd.                                             6,500    $           3,407               0.0%
    Emperor International Holdings, Ltd.                                           140,000               30,526               0.0%
    Esprit Holdings, Ltd.                                                           12,900               16,159               0.0%
    Far East Consortium International, Ltd.                                         64,000               23,781               0.0%
    First Pacific Co., Ltd.                                                        172,000              184,958               0.1%
*   G-Resources Group, Ltd.                                                        488,400               11,939               0.0%
    Galaxy Entertainment Group, Ltd.                                                25,000              171,109               0.1%
#   Giordano International, Ltd.                                                    14,000                7,132               0.0%
*   Global Brands Group Holding, Ltd.                                               93,360               20,570               0.0%
    Glorious Sun Enterprises, Ltd.                                                  14,000                3,050               0.0%
#   Haitong International Securities Group, Ltd.                                    34,000               20,249               0.0%
    Hang Lung Group, Ltd.                                                           10,000               50,311               0.0%
    Hang Lung Properties, Ltd.                                                      27,000               84,314               0.0%
    Hang Seng Bank, Ltd.                                                            12,700              215,193               0.1%
    Harbour Centre Development, Ltd.                                                 2,000                3,638               0.0%
    Henderson Land Development Co., Ltd.                                            39,298              265,488               0.1%
    HKR International, Ltd.                                                         48,800               23,589               0.0%
    Hong Kong & China Gas Co., Ltd.                                                 14,641               34,189               0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                                           800                8,790               0.0%
    Hong Kong Exchanges and Clearing, Ltd.                                           8,800              195,388               0.1%
    Hongkong & Shanghai Hotels (The)                                                 6,500               10,293               0.0%
#   Hongkong Chinese, Ltd.                                                          58,000               13,700               0.0%
    Hopewell Holdings, Ltd.                                                         15,500               55,106               0.0%
    Hutchison Whampoa, Ltd.                                                         31,000              393,897               0.1%
    Hysan Development Co., Ltd.                                                     26,000              118,970               0.1%
    Kerry Logistics Network, Ltd.                                                   14,500               23,641               0.0%
    Kerry Properties, Ltd.                                                          36,000              123,727               0.1%
    Kingston Financial Group, Ltd.                                                  96,000               11,390               0.0%
    Kowloon Development Co., Ltd.                                                    7,000                8,368               0.0%
#   L'Occitane International SA                                                     12,750               30,106               0.0%
*   Lai Sun Development Co., Ltd.                                                  659,000               16,900               0.0%
    Li & Fung, Ltd.                                                                 93,360              113,902               0.1%
    Luk Fook Holdings International, Ltd.                                           14,000               41,653               0.0%
    Man Wah Holdings, Ltd.                                                          17,600               26,288               0.0%
    Melco Crown Entertainment, Ltd.                                                  1,200               10,815               0.0%
    Melco Crown Entertainment, Ltd. ADR                                              1,858               50,426               0.0%
    MGM China Holdings, Ltd.                                                        14,400               46,293               0.0%
#*  Midland Holdings, Ltd.                                                          18,000                8,848               0.0%
    MTR Corp., Ltd.                                                                 10,051               40,983               0.0%
    NagaCorp, Ltd.                                                                  34,000               28,589               0.0%
    New World Development Co., Ltd.                                                 55,914               70,429               0.0%
#   Newocean Energy Holdings, Ltd.                                                  50,000               23,554               0.0%
    NWS Holdings, Ltd.                                                              34,655               64,514               0.0%
    Orient Overseas International, Ltd.                                             11,000               62,386               0.0%
    Pacific Basin Shipping, Ltd.                                                    62,000               29,676               0.0%
    Pacific Textiles Holdings, Ltd.                                                 20,000               26,918               0.0%
    PCCW, Ltd.                                                                     101,000               64,338               0.0%
    Power Assets Holdings, Ltd.                                                     17,000              164,360               0.1%
#   Prada SpA                                                                        9,500               58,483               0.0%
    Public Financial Holdings, Ltd.                                                  6,000                2,865               0.0%
    Regal Hotels International Holdings, Ltd.                                       26,000               15,856               0.0%
#   SA SA International Holdings, Ltd.                                              38,000               26,272               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
HONG KONG -- (Continued)
    Samsonite International SA                                                      29,700    $          98,685               0.0%
    Sands China, Ltd.                                                               16,000               99,897               0.0%
    Shangri-La Asia, Ltd.                                                          112,000              162,913               0.1%
    Shun Tak Holdings, Ltd.                                                         11,000                5,604               0.0%
    Singamas Container Holdings, Ltd.                                               96,000               16,473               0.0%
    Sino Land Co., Ltd.                                                            124,824              207,284               0.1%
    Stella International Holdings, Ltd.                                             10,500               30,125               0.0%
#   Sun Hung Kai & Co., Ltd.                                                         9,000                6,690               0.0%
    Sun Hung Kai Properties, Ltd.                                                   29,207              436,932               0.2%
    Swire Pacific, Ltd. Class A                                                     25,500              334,801               0.1%
    Swire Pacific, Ltd. Class B                                                     22,500               54,612               0.0%
    Swire Properties, Ltd.                                                          17,000               54,473               0.0%
    Techtronic Industries Co., Ltd.                                                 32,000              100,386               0.0%
    Television Broadcasts, Ltd.                                                      2,000               10,912               0.0%
    Texwinca Holdings, Ltd.                                                         14,000               12,287               0.0%
    Transport International Holdings, Ltd.                                          12,000               21,976               0.0%
#   Trinity, Ltd.                                                                   12,000                2,881               0.0%
*   United Laboratories International Holdings, Ltd. (The)                          34,000               26,258               0.0%
    Value Partners Group, Ltd.                                                      50,000               37,682               0.0%
    Victory City International Holdings, Ltd.                                       41,042                5,876               0.0%
    Vitasoy International Holdings, Ltd.                                            20,000               27,554               0.0%
    VST Holdings, Ltd.                                                              74,400               25,689               0.0%
#   VTech Holdings, Ltd.                                                             5,600               69,983               0.0%
    Wharf Holdings, Ltd. (The)                                                      27,000              200,218               0.1%
    Wheelock & Co., Ltd.                                                            15,000               72,495               0.0%
#   Wynn Macau, Ltd.                                                                 4,800               17,322               0.0%
    Xinyi Glass Holdings, Ltd.                                                      66,000               38,825               0.0%
#   Xinyi Solar Holdings, Ltd.                                                      34,000               11,507               0.0%
    Yue Yuen Industrial Holdings, Ltd.                                              32,000              107,837               0.1%
                                                                                              -----------------    --------------
TOTAL HONG KONG                                                                                       7,844,164               2.4%
                                                                                              -----------------    --------------
IRELAND -- (0.4%)
*   Bank of Ireland                                                                791,799              311,695               0.1%
#*  Bank of Ireland Sponsored ADR                                                       30                  480               0.0%
    C&C Group P.L.C.(B010DT8)                                                        1,711                7,669               0.0%
    C&C Group P.L.C.(B011Y09)                                                        4,812               21,435               0.0%
    CRH P.L.C.                                                                       6,940              153,953               0.0%
    CRH P.L.C. Sponsored ADR                                                        12,817              287,229               0.1%
    Dragon Oil P.L.C.                                                                7,016               60,643               0.0%
    FBD Holdings P.L.C.                                                              1,875               31,714               0.0%
    Glanbia P.L.C.                                                                   4,032               56,957               0.0%
    Irish Continental Group P.L.C.                                                   6,510               22,747               0.0%
*   Kenmare Resources P.L.C.                                                           953                  105               0.0%
    Kerry Group P.L.C. Class A                                                       3,056              207,584               0.1%
    Kingspan Group P.L.C.                                                              717               11,223               0.0%
    Paddy Power P.L.C.                                                                 456               33,282               0.0%
    Smurfit Kappa Group P.L.C.                                                       8,258              170,625               0.1%
                                                                                              -----------------    --------------
TOTAL IRELAND                                                                                         1,377,341               0.4%
                                                                                              -----------------    --------------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.                                                  8,946               14,384               0.0%
*   Airport City, Ltd.                                                               1,828               16,717               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
ISRAEL -- (Continued)
    Azrieli Group                                                                    1,869    $          60,411               0.0%
    Bank Hapoalim BM                                                                23,389              120,403               0.1%
*   Bank Leumi Le-Israel BM                                                         75,070              268,270               0.1%
    Bezeq The Israeli Telecommunication Corp., Ltd.                                 52,652               89,989               0.0%
*   Ceragon Networks, Ltd.                                                           1,170                1,759               0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                                          670               10,645               0.0%
*   Compugen, Ltd.                                                                   1,357               10,135               0.0%
    Delek Automotive Systems, Ltd.                                                   1,659               16,586               0.0%
    Delek Group, Ltd.                                                                  148               51,156               0.0%
    Elbit Systems, Ltd.                                                                533               32,420               0.0%
*   EZchip Semiconductor, Ltd.(6554998)                                                325                6,714               0.0%
*   EZchip Semiconductor, Ltd.(M4146Y108)                                            1,766               37,492               0.0%
    First International Bank Of Israel, Ltd.                                         1,094               15,407               0.0%
    Formula Systems 1985, Ltd.                                                         947               23,831               0.0%
    Frutarom Industries, Ltd.                                                        1,280               32,390               0.0%
    Harel Insurance Investments & Financial Services, Ltd.                           3,840               19,396               0.0%
    Israel Chemicals, Ltd.                                                           7,094               47,827               0.0%
*   Israel Discount Bank, Ltd. Class A                                               2,038                3,287               0.0%
*   Jerusalem Oil Exploration                                                          604               24,348               0.0%
    Melisron, Ltd.                                                                     907               24,256               0.0%
    Menorah Mivtachim Holdings, Ltd.                                                 1,148               12,373               0.0%
    Migdal Insurance & Financial Holding, Ltd.                                      24,040               32,822               0.0%
*   Mizrahi Tefahot Bank, Ltd.                                                       8,534               94,471               0.1%
*   Nitsba Holdings 1995, Ltd.                                                         720               10,564               0.0%
*   Oil Refineries, Ltd.                                                            40,604               13,254               0.0%
    Osem Investments, Ltd.                                                           1,359               26,141               0.0%
*   Partner Communications Co., Ltd.                                                 1,994               13,341               0.0%
    Paz Oil Co., Ltd.                                                                  272               38,443               0.0%
    Shikun & Binui, Ltd.                                                            11,788               27,220               0.0%
    Strauss Group, Ltd.                                                              1,238               20,126               0.0%
    Teva Pharmaceutical Industries, Ltd.                                             1,732               97,767               0.1%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR                               6,848              386,707               0.1%
*   Tower Semiconductor, Ltd.                                                        2,555               25,039               0.0%
                                                                                              -----------------    --------------
TOTAL ISRAEL                                                                                          1,726,091               0.5%
                                                                                              -----------------    --------------
ITALY -- (2.3%)
    A2A SpA                                                                         64,368               64,543               0.0%
    ACEA SpA                                                                         2,982               36,484               0.0%
    Alerion Cleanpower SpA                                                           2,105                7,292               0.0%
    Amplifon SpA                                                                     7,609               44,547               0.0%
    Ansaldo STS SpA                                                                  3,993               45,875               0.0%
#*  Arnoldo Mondadori Editore SpA                                                    3,462                2,855               0.0%
    Assicurazioni Generali SpA                                                      26,762              549,168               0.2%
#   Astaldi SpA                                                                      2,155               15,076               0.0%
    Atlantia SpA                                                                     7,057              166,662               0.1%
*   Autogrill SpA                                                                    1,407                9,536               0.0%
    Azimut Holding SpA                                                               3,472               81,266               0.0%
    Banca Generali SpA                                                               1,608               42,665               0.0%
    Banca IFIS SpA                                                                   1,361               23,970               0.0%
#*  Banca Monte dei Paschi di Siena SpA                                             94,353               72,190               0.0%
*   Banca Popolare dell'Emilia Romagna SC                                           25,982              198,260               0.1%
#*  Banca Popolare dell'Etruria e del Lazio                                          1,087                  686               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
ITALY -- (Continued)
*   Banca Popolare di Milano Scarl                                                  48,999    $          36,932               0.0%
    Banca Popolare di Sondrio SCARL                                                 10,870               43,626               0.0%
*   Banco Popolare SC                                                                  425                6,178               0.0%
*   BasicNet SpA                                                                     3,053                8,955               0.0%
    Brembo SpA                                                                       1,177               39,031               0.0%
#   Brunello Cucinelli SpA                                                             716               14,508               0.0%
    Cementir Holding SpA                                                             3,817               22,935               0.0%
*   CIR-Compagnie Industriali Riunite SpA                                           32,447               32,542               0.0%
    CNH Industrial NV                                                               14,104              115,094               0.1%
    Credito Emiliano SpA                                                             4,203               32,387               0.0%
*   Credito Valtellinese SC                                                         76,092               78,791               0.0%
    Danieli & C Officine Meccaniche SpA                                                917               21,396               0.0%
    De' Longhi                                                                       4,371               85,544               0.0%
    DiaSorin SpA                                                                       691               26,657               0.0%
#*  Ei Towers SpA                                                                      518               25,976               0.0%
    Enel SpA                                                                       106,427              543,833               0.2%
    Engineering SpA                                                                    345               16,685               0.0%
    Eni SpA                                                                         42,371              902,710               0.3%
    Eni SpA Sponsored ADR                                                              600               25,500               0.0%
    ERG SpA                                                                          3,337               38,264               0.0%
    Esprinet SpA                                                                     1,834               15,156               0.0%
    Falck Renewables SpA                                                             2,083                2,640               0.0%
*   Finmeccanica SpA                                                                19,361              174,954               0.1%
#*  Geox SpA                                                                           707                2,164               0.0%
*   Gruppo Editoriale L'Espresso SpA                                                 2,471                2,644               0.0%
    GTECH SpA                                                                        2,382               55,517               0.0%
    Hera SpA                                                                        24,963               65,740               0.0%
*   IMMSI SpA                                                                       13,995                8,607               0.0%
    Industria Macchine Automatiche SpA                                                 607               23,799               0.0%
*   Intek Group SpA                                                                  9,436                4,068               0.0%
    Interpump Group SpA                                                              2,221               28,965               0.0%
    Intesa Sanpaolo SpA                                                            241,672              710,457               0.2%
    Iren SpA                                                                        22,837               27,615               0.0%
    Italcementi SpA                                                                  4,392               25,154               0.0%
    Italmobiliare SpA                                                                  371                8,821               0.0%
    Luxottica Group SpA                                                              4,722              240,858               0.1%
    MARR SpA                                                                         1,526               24,335               0.0%
*   Mediaset SpA                                                                     9,368               31,382               0.0%
#*  Piaggio & C SpA                                                                  7,738               21,638               0.0%
    Pirelli & C. SpA                                                                 8,445              113,245               0.1%
    Prysmian SpA                                                                     4,515               78,250               0.0%
    Recordati SpA                                                                    4,103               70,993               0.0%
    Reply SpA                                                                          258               19,038               0.0%
#*  Safilo Group SpA                                                                 1,166               15,809               0.0%
*   Saipem SpA                                                                      10,898              170,608               0.1%
*   Salini Impregilo SpA                                                             5,019               13,870               0.0%
#*  Saras SpA                                                                        7,534                7,690               0.0%
    Snam SpA                                                                        35,893              194,091               0.1%
#   Societa Cattolica di Assicurazioni SCRL                                          1,446               22,396               0.0%
    Societa Iniziative Autostradali e Servizi SpA                                    3,086               30,921               0.0%
*   Sogefi SpA                                                                       5,901               15,359               0.0%
    SOL SpA                                                                          1,421               11,383               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
ITALY -- (Continued)
*   Sorin SpA                                                                       15,740    $          35,218               0.0%
#*  Telecom Italia SpA                                                             324,233              367,447               0.1%
*   Telecom Italia SpA Sponsored ADR                                                 6,420               72,546               0.0%
    Tenaris SA                                                                       6,744              133,360               0.1%
    Tenaris SA ADR                                                                   2,200               87,208               0.0%
    Terna Rete Elettrica Nazionale SpA                                              68,366              344,680               0.1%
#   Tod's SpA                                                                          420               38,749               0.0%
#   Trevi Finanziaria Industriale SpA                                                2,693                9,684               0.0%
    UniCredit SpA                                                                  118,476              858,089               0.3%
    Unione di Banche Italiane SCPA                                                  20,204              158,672               0.1%
    Unipol Gruppo Finanziario SpA                                                   13,846               66,979               0.0%
    UnipolSai SpA                                                                   37,625              101,164               0.1%
    Vittoria Assicurazioni SpA                                                       2,148               23,687               0.0%
*   World Duty Free SpA                                                              1,407               11,947               0.0%
*   Yoox SpA                                                                         2,170               40,122               0.0%
                                                                                              -----------------    --------------
TOTAL ITALY                                                                                           8,066,338               2.5%
                                                                                              -----------------    --------------
JAPAN -- (19.0%)
    77 Bank, Ltd. (The)                                                              5,000               27,914               0.0%
    Accordia Golf Co., Ltd.                                                          3,700               38,984               0.0%
    ADEKA Corp.                                                                      4,200               54,215               0.0%
    Advan Co., Ltd.                                                                    500                5,447               0.0%
#   Advantest Corp.                                                                  6,700               78,126               0.0%
#   Advantest Corp. ADR                                                                500                5,855               0.0%
    Aeon Co., Ltd.                                                                  25,600              253,308               0.1%
    Ai Holdings Corp.                                                                2,100               41,552               0.0%
    Aica Kogyo Co., Ltd.                                                             2,900               60,027               0.0%
    Aichi Bank, Ltd. (The)                                                             300               14,732               0.0%
    Aichi Steel Corp.                                                                9,000               32,369               0.0%
    Aida Engineering, Ltd.                                                           4,900               47,619               0.0%
    Ain Pharmaciez, Inc.                                                             1,200               32,508               0.0%
    Air Water, Inc.                                                                  4,000               63,761               0.0%
    Aisan Industry Co., Ltd.                                                         1,700               13,632               0.0%
    Aisin Seiki Co., Ltd.                                                            5,200              173,206               0.1%
#   Akebono Brake Industry Co., Ltd.                                                 3,100               12,083               0.0%
    Akita Bank, Ltd. (The)                                                           7,000               19,894               0.0%
    Alfresa Holdings Corp.                                                           5,200               65,988               0.0%
#   Alpen Co., Ltd.                                                                  1,500               23,153               0.0%
    Alpine Electronics, Inc.                                                         2,300               39,260               0.0%
    Alps Electric Co., Ltd.                                                          7,000              119,148               0.1%
    Amada Co., Ltd.                                                                 18,000              157,203               0.1%
    Amano Corp.                                                                      3,100               33,600               0.0%
    ANA Holdings, Inc.                                                              19,000               44,054               0.0%
    Anritsu Corp.                                                                    2,000               15,485               0.0%
    AOKI Holdings, Inc.                                                              1,600               17,946               0.0%
    Aomori Bank, Ltd. (The)                                                         10,000               29,838               0.0%
    Aoyama Trading Co., Ltd.                                                         1,600               38,056               0.0%
    Aozora Bank, Ltd.                                                               35,000              123,022               0.1%
    Arakawa Chemical Industries, Ltd.                                                  300                3,073               0.0%
    Arcland Sakamoto Co., Ltd.                                                         900               20,064               0.0%
    Arcs Co., Ltd.                                                                   2,023               44,584               0.0%
    Arisawa Manufacturing Co., Ltd.                                                  1,400               10,270               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    As One Corp.                                                                     1,100    $          31,435               0.0%
    Asahi Diamond Industrial Co., Ltd.                                               3,400               41,257               0.0%
    Asahi Glass Co., Ltd.                                                           48,000              249,825               0.1%
    Asahi Group Holdings, Ltd.                                                       5,500              170,604               0.1%
    Asahi Holdings, Inc.                                                             1,500               24,971               0.0%
    Asahi Intecc Co., Ltd.                                                             400               18,332               0.0%
    Asahi Kasei Corp.                                                               44,000              361,073               0.1%
    Asahi Organic Chemicals Industry Co., Ltd.                                       4,000                9,329               0.0%
#   Asatsu-DK, Inc.                                                                  1,500               37,855               0.0%
    Asics Corp.                                                                      4,300              100,693               0.1%
#   ASKUL Corp.                                                                        800               16,624               0.0%
    Astellas Pharma, Inc.                                                           39,300              609,955               0.2%
    Autobacs Seven Co., Ltd.                                                         1,200               17,604               0.0%
    Avex Group Holdings, Inc.                                                        2,300               34,163               0.0%
    Axial Retailing, Inc.                                                              400                8,057               0.0%
    Azbil Corp.                                                                      3,500               84,404               0.0%
    Bandai Namco Holdings, Inc.                                                      4,300              106,716               0.1%
    Bando Chemical Industries, Ltd.                                                  3,000               11,910               0.0%
#   Bank of Iwate, Ltd. (The)                                                          900               41,189               0.0%
#   Bank of Kyoto, Ltd. (The)                                                       22,000              190,642               0.1%
    Bank of Okinawa, Ltd. (The)                                                        900               39,426               0.0%
    Bank of Saga, Ltd. (The)                                                         8,000               18,501               0.0%
    Bank of the Ryukyus, Ltd.                                                        1,800               29,069               0.0%
    Bank of Yokohama, Ltd. (The)                                                    32,000              184,936               0.1%
    Belc Co., Ltd.                                                                     600               16,574               0.0%
    Belluna Co., Ltd.                                                                2,600               11,627               0.0%
    Benesse Holdings, Inc.                                                           3,700              116,751               0.1%
#   Bic Camera, Inc.                                                                 6,000               52,607               0.0%
    BML, Inc.                                                                          400               11,944               0.0%
    Bridgestone Corp.                                                                9,000              300,760               0.1%
    Brother Industries, Ltd.                                                         7,800              138,876               0.1%
    Bunka Shutter Co., Ltd.                                                          6,000               51,894               0.0%
    C Uyemura & Co., Ltd.                                                              400               19,025               0.0%
    Calbee, Inc.                                                                     2,400               84,058               0.0%
    Calsonic Kansei Corp.                                                            8,000               44,292               0.0%
    Canon Electronics, Inc.                                                          1,800               32,873               0.0%
    Canon Marketing Japan, Inc.                                                      3,600               73,599               0.0%
    Canon, Inc.                                                                      6,300              193,285               0.1%
    Canon, Inc. Sponsored ADR                                                        8,300              257,466               0.1%
#   Casio Computer Co., Ltd.                                                         9,200              146,699               0.1%
    Cawachi, Ltd.                                                                    2,000               31,096               0.0%
    Central Glass Co., Ltd.                                                          7,000               22,884               0.0%
    Central Japan Railway Co.                                                        1,300              193,894               0.1%
    Century Tokyo Leasing Corp.                                                      2,300               60,230               0.0%
    Chiba Bank, Ltd. (The)                                                          20,000              142,060               0.1%
    Chiba Kogyo Bank, Ltd. (The)                                                     3,300               23,266               0.0%
    Chiyoda Co., Ltd.                                                                1,200               23,743               0.0%
    Chubu Shiryo Co., Ltd.                                                           1,000                6,099               0.0%
    Chugai Pharmaceutical Co., Ltd.                                                  3,000               93,788               0.0%
    Chugoku Bank, Ltd. (The)                                                         5,200               76,859               0.0%
    Chugoku Marine Paints, Ltd.                                                      2,000               15,805               0.0%
    Chukyo Bank, Ltd. (The)                                                          8,000               14,730               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Chuo Spring Co., Ltd.                                                            1,000    $           2,946               0.0%
    Citizen Holdings Co., Ltd.                                                      15,800              103,795               0.1%
    CKD Corp.                                                                        5,100               44,741               0.0%
#*  Clarion Co., Ltd.                                                                7,000               23,036               0.0%
    Cleanup Corp.                                                                      600                5,270               0.0%
*   CMK Corp.                                                                        2,600                6,487               0.0%
    Coca-Cola East Japan Co., Ltd.                                                   1,600               28,789               0.0%
    Coca-Cola West Co., Ltd.                                                         3,800               54,246               0.0%
    Cocokara fine, Inc.                                                                400                9,724               0.0%
#*  COLOPL, Inc.                                                                     1,500               48,586               0.0%
#   Colowide Co., Ltd.                                                               1,500               17,974               0.0%
    COMSYS Holdings Corp.                                                            1,600               28,564               0.0%
    Cosmo Oil Co., Ltd.                                                             54,000               84,142               0.0%
    Dai Nippon Printing Co., Ltd.                                                   25,000              246,420               0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)                                         18,000              272,407               0.1%
    Daibiru Corp.                                                                    1,100               12,391               0.0%
    Daicel Corp.                                                                    10,000              115,275               0.1%
    Daido Metal Co., Ltd.                                                            3,000               35,249               0.0%
#   Daido Steel Co., Ltd.                                                           17,000               65,216               0.0%
    Daidoh, Ltd.                                                                       500                2,287               0.0%
#*  Daiei, Inc. (The)                                                               22,600               25,727               0.0%
    Daifuku Co., Ltd.                                                                2,500               28,955               0.0%
#   Daihatsu Motor Co., Ltd.                                                         3,500               49,675               0.0%
    Daihen Corp.                                                                     2,000                7,081               0.0%
    Daiichi Jitsugyo Co., Ltd.                                                       2,000               10,283               0.0%
    Daiichi Sankyo Co., Ltd.                                                        12,900              194,040               0.1%
    Daiichikosho Co., Ltd.                                                           1,100               27,760               0.0%
    Daikin Industries, Ltd.                                                          3,200              200,026               0.1%
    Daikyo, Inc.                                                                    12,000               22,560               0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.                          4,000               21,696               0.0%
    Daio Paper Corp.                                                                 4,000               34,374               0.0%
    Daisan Bank, Ltd. (The)                                                          2,000                3,187               0.0%
    Daiseki Co., Ltd.                                                                1,100               19,262               0.0%
    Daito Trust Construction Co., Ltd.                                               1,200              149,521               0.1%
    Daiwa House Industry Co., Ltd.                                                  10,000              189,196               0.1%
    Daiwa Securities Group, Inc.                                                    28,000              221,283               0.1%
    Daiwabo Holdings Co., Ltd.                                                       8,000               14,592               0.0%
    DCM Holdings Co., Ltd.                                                           5,800               38,856               0.0%
#   Dena Co., Ltd.                                                                   3,600               46,520               0.0%
    Denki Kagaku Kogyo K.K.                                                         20,000               65,330               0.0%
    Denso Corp.                                                                      7,500              343,752               0.1%
    Dentsu, Inc.                                                                     8,900              330,898               0.1%
    Denyo Co., Ltd.                                                                  2,000               26,519               0.0%
    Descente, Ltd.                                                                   2,000               18,695               0.0%
    DIC Corp.                                                                       44,000               90,178               0.0%
#   Disco Corp.                                                                        800               54,607               0.0%
    DMG Mori Seiki Co., Ltd.                                                         1,900               22,377               0.0%
    Don Quijote Holdings Co., Ltd.                                                     500               29,958               0.0%
    Doshisha Co., Ltd.                                                               2,000               33,074               0.0%
    Doutor Nichires Holdings Co., Ltd.                                               1,900               28,305               0.0%
    Dowa Holdings Co., Ltd.                                                         10,000               84,206               0.0%
#   Dr Ci:Labo Co., Ltd.                                                               900               28,588               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    DTS Corp.                                                                        1,600    $          32,917               0.0%
    Eagle Industry Co., Ltd.                                                         1,900               36,443               0.0%
#   Earth Chemical Co., Ltd.                                                           900               33,004               0.0%
    East Japan Railway Co.                                                           3,000              234,310               0.1%
    Ebara Corp.                                                                     31,000              170,328               0.1%
#   EDION Corp.                                                                      1,300                9,275               0.0%
#   Ehime Bank, Ltd. (The)                                                           8,000               17,709               0.0%
    Eighteenth Bank, Ltd. (The)                                                     11,000               31,162               0.0%
    Eisai Co., Ltd.                                                                  2,300               89,951               0.0%
    Eizo Corp.                                                                       1,100               20,111               0.0%
    Electric Power Development Co., Ltd.                                             2,700               94,422               0.0%
    Enplas Corp.                                                                       300               11,347               0.0%
    Exedy Corp.                                                                      1,300               32,860               0.0%
    Ezaki Glico Co., Ltd.                                                            1,500               48,557               0.0%
    F@N Communications, Inc.                                                         1,600               13,973               0.0%
    FALCO HOLDINGS Co., Ltd.                                                           200                2,210               0.0%
#   FamilyMart Co., Ltd.                                                             1,200               48,184               0.0%
#   Fancl Corp.                                                                      1,500               20,576               0.0%
    FANUC Corp.                                                                      2,800              493,460               0.2%
    Fast Retailing Co., Ltd.                                                           700              260,230               0.1%
#   FCC Co., Ltd.                                                                    2,100               35,740               0.0%
#   Ferrotec Corp.                                                                   3,900               21,261               0.0%
#   FIDEA Holdings Co., Ltd.                                                         5,200               10,390               0.0%
#   Foster Electric Co., Ltd.                                                        1,900               30,101               0.0%
    FP Corp.                                                                         1,000               28,821               0.0%
    Fuji Co., Ltd.                                                                   1,000               19,683               0.0%
#   Fuji Corp., Ltd.                                                                 1,100                6,255               0.0%
    Fuji Electric Co., Ltd.                                                         22,000               96,656               0.0%
    Fuji Heavy Industries, Ltd.                                                      9,000              299,548               0.1%
#   Fuji Kyuko Co., Ltd.                                                             2,000               20,783               0.0%
    Fuji Media Holdings, Inc.                                                        2,800               38,634               0.0%
    Fuji Oil Co., Ltd.                                                               3,300               52,407               0.0%
    Fuji Seal International, Inc.                                                    1,300               39,187               0.0%
    Fuji Soft, Inc.                                                                    600               14,854               0.0%
    FUJIFILM Holdings Corp.                                                          6,700              224,910               0.1%
    Fujikura, Ltd.                                                                  18,000               75,611               0.0%
    Fujimori Kogyo Co., Ltd.                                                         1,000               27,611               0.0%
#   Fujitec Co., Ltd.                                                                6,000               59,903               0.0%
    Fujitsu General, Ltd.                                                            3,000               37,555               0.0%
    Fujitsu, Ltd.                                                                   47,000              285,735               0.1%
    FuKoKu Co., Ltd.                                                                   200                2,215               0.0%
    Fukui Bank, Ltd. (The)                                                           7,000               16,773               0.0%
    Fukuoka Financial Group, Inc.                                                   21,000              107,458               0.1%
#   Furukawa Co., Ltd.                                                              17,000               33,412               0.0%
    Furukawa Electric Co., Ltd.                                                     11,000               19,414               0.0%
    Futaba Industrial Co., Ltd.                                                        500                2,788               0.0%
    Fuyo General Lease Co., Ltd.                                                       400               15,793               0.0%
#   Geo Holdings Corp.                                                                 900                7,947               0.0%
    Glory, Ltd.                                                                      2,400               61,847               0.0%
#   GMO internet, Inc.                                                               2,500               20,991               0.0%
    Godo Steel, Ltd.                                                                 8,000               11,107               0.0%
    Goldcrest Co., Ltd.                                                              1,060               19,177               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
#   Gree, Inc.                                                                       5,400    $          38,673               0.0%
    GS Yuasa Corp.                                                                  11,000               54,919               0.0%
    Gulliver International Co., Ltd.                                                 1,500               13,096               0.0%
#   GungHo Online Entertainment, Inc.                                                8,600               34,663               0.0%
    Gunma Bank, Ltd. (The)                                                          14,000               87,367               0.0%
    Gunze, Ltd.                                                                      7,000               19,481               0.0%
    H2O Retailing Corp.                                                              2,760               45,905               0.0%
    Hachijuni Bank, Ltd. (The)                                                      23,000              140,825               0.1%
    Hakuhodo DY Holdings, Inc.                                                       9,500               93,950               0.0%
    Hamakyorex Co., Ltd.                                                               500               16,057               0.0%
    Hamamatsu Photonics K.K.                                                           900               40,887               0.0%
    Hankyu Hanshin Holdings, Inc.                                                   21,000              123,471               0.1%
    Hanwa Co., Ltd.                                                                 12,000               43,268               0.0%
    Happinet Corp.                                                                   1,400               24,013               0.0%
    Harmonic Drive Systems, Inc.                                                     2,100               27,111               0.0%
    Haseko Corp.                                                                     6,800               49,843               0.0%
    Hazama Ando Corp.                                                                8,200               55,127               0.0%
    Heiwa Corp.                                                                        500               10,238               0.0%
    Heiwa Real Estate Co., Ltd.                                                      2,100               34,505               0.0%
    Heiwado Co., Ltd.                                                                  700               13,031               0.0%
    HI-LEX Corp.                                                                     1,200               31,259               0.0%
    Higashi-Nippon Bank, Ltd. (The)                                                 10,000               25,336               0.0%
    Hikari Tsushin, Inc.                                                               700               46,435               0.0%
    Hino Motors, Ltd.                                                                3,500               51,216               0.0%
    Hiroshima Bank, Ltd. (The)                                                      35,000              174,978               0.1%
    HIS Co., Ltd.                                                                    1,600               41,565               0.0%
    Hisamitsu Pharmaceutical Co., Inc.                                               1,300               43,760               0.0%
    Hitachi Chemical Co., Ltd.                                                       5,500               96,940               0.0%
#   Hitachi Construction Machinery Co., Ltd.                                         4,800               98,181               0.0%
    Hitachi High-Technologies Corp.                                                  3,300              100,813               0.1%
#   Hitachi Koki Co., Ltd.                                                           3,900               33,533               0.0%
#   Hitachi Kokusai Electric, Inc.                                                   2,000               29,958               0.0%
    Hitachi Metals, Ltd.                                                             4,110               69,388               0.0%
    Hitachi Transport System, Ltd.                                                   1,900               25,144               0.0%
#   Hitachi Zosen Corp.                                                             10,000               53,072               0.0%
    Hitachi, Ltd.                                                                   15,000              117,862               0.1%
    Hitachi, Ltd. ADR                                                                3,100              246,760               0.1%
    Hogy Medical Co., Ltd.                                                             300               15,585               0.0%
*   Hokkaido Electric Power Co., Inc.                                                8,500               71,360               0.0%
    Hokuetsu Bank, Ltd. (The)                                                       16,000               31,060               0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                                   4,500               18,727               0.0%
    Hokuhoku Financial Group, Inc.                                                  11,000               22,098               0.0%
    Hokuriku Electric Power Co.                                                      6,200               83,702               0.0%
    Hokuto Corp.                                                                       700               12,763               0.0%
    Honda Motor Co., Ltd.                                                           14,100              450,766               0.2%
    Honda Motor Co., Ltd. Sponsored ADR                                              8,100              260,172               0.1%
    Horiba, Ltd.                                                                     1,300               47,031               0.0%
    Hoshizaki Electric Co., Ltd.                                                     1,200               58,125               0.0%
    House Foods Group, Inc.                                                          4,100               70,160               0.0%
    Hoya Corp.                                                                       2,600               92,006               0.0%
    Hyakugo Bank, Ltd. (The)                                                         6,000               25,303               0.0%
    Ibiden Co., Ltd.                                                                 6,100               91,695               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Ichibanya Co., Ltd.                                                                600    $          28,217               0.0%
    Ichiyoshi Securities Co., Ltd.                                                   2,000               23,707               0.0%
    Idemitsu Kosan Co., Ltd.                                                         7,100              137,311               0.1%
    IHI Corp.                                                                       20,000               96,413               0.0%
    Iida Group Holdings Co., Ltd.                                                    5,220               58,005               0.0%
    Iino Kaiun Kaisha, Ltd.                                                          6,200               34,259               0.0%
#   Imperial Hotel, Ltd.                                                               400                8,649               0.0%
    Inaba Denki Sangyo Co., Ltd.                                                       800               27,886               0.0%
    Inabata & Co., Ltd.                                                              1,200               11,599               0.0%
    Inageya Co., Ltd.                                                                2,000               21,151               0.0%
    Ines Corp.                                                                         500                4,140               0.0%
#   Internet Initiative Japan, Inc.                                                  1,300               22,826               0.0%
#   Iriso Electronics Co., Ltd.                                                        600               40,883               0.0%
#   Iseki & Co., Ltd.                                                                6,000               13,897               0.0%
    Isetan Mitsukoshi Holdings, Ltd.                                                 6,840               93,120               0.0%
    Isuzu Motors, Ltd.                                                               6,000               78,284               0.0%
#   Ito En, Ltd.                                                                       600               11,932               0.0%
    ITOCHU Corp.                                                                    13,400              161,986               0.1%
    Itochu Enex Co., Ltd.                                                            4,500               28,829               0.0%
    Itochu Techno-Solutions Corp.                                                    1,300               51,686               0.0%
    Itoham Foods, Inc.                                                               9,000               46,294               0.0%
    Itoki Corp.                                                                      1,100                6,183               0.0%
#   Iwatani Corp.                                                                    9,000               61,534               0.0%
    Iyo Bank, Ltd. (The)                                                             8,500               90,767               0.0%
    Izumi Co., Ltd.                                                                    700               22,521               0.0%
    J Front Retailing Co., Ltd.                                                     10,100              134,429               0.1%
    J-Oil Mills, Inc.                                                               12,000               38,984               0.0%
    Japan Airport Terminal Co., Ltd.                                                   700               27,617               0.0%
    Japan Aviation Electronics Industry, Ltd.                                        2,000               39,626               0.0%
#*  Japan Communications, Inc.                                                       2,200                9,642               0.0%
    Japan Exchange Group, Inc.                                                       4,100              101,705               0.1%
    Japan Pulp & Paper Co., Ltd.                                                     5,000               14,801               0.0%
#   Japan Steel Works, Ltd. (The)                                                   14,000               50,078               0.0%
    Japan Tobacco, Inc.                                                             12,400              423,076               0.1%
    Japan Wool Textile Co., Ltd. (The)                                               1,000                6,767               0.0%
    Jeol, Ltd.                                                                       1,000                4,810               0.0%
    JFE Holdings, Inc.                                                               9,700              192,448               0.1%
    JGC Corp.                                                                        5,000              128,499               0.1%
    Jimoto Holdings, Inc.                                                           10,800               22,677               0.0%
#   Jin Co., Ltd.                                                                      700               15,256               0.0%
    Joshin Denki Co., Ltd.                                                           2,000               18,222               0.0%
    Jowa Holdings Co., Ltd.                                                            700               24,870               0.0%
    Joyo Bank, Ltd. (The)                                                           16,000               85,675               0.0%
    JSP Corp.                                                                        1,200               19,027               0.0%
    JSR Corp.                                                                        5,200               93,643               0.0%
    JTEKT Corp.                                                                      6,900              110,974               0.1%
    Juroku Bank, Ltd. (The)                                                          8,000               31,552               0.0%
#*  JVC Kenwood Corp.                                                                3,820                7,303               0.0%
    JX Holdings, Inc.                                                               61,220              262,245               0.1%
    K's Holdings Corp.                                                               1,419               39,189               0.0%
#*  Kadokawa Dwango Corp.                                                            2,302               42,211               0.0%
    Kagoshima Bank, Ltd. (The)                                                       2,000               12,970               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Kajima Corp.                                                                    22,403    $          99,683               0.1%
    Kakaku.com, Inc.                                                                 4,000               54,462               0.0%
    Kaken Pharmaceutical Co., Ltd.                                                   1,000               25,054               0.0%
    Kameda Seika Co., Ltd.                                                           1,100               33,237               0.0%
    Kamei Corp.                                                                      2,000               14,330               0.0%
    Kanamoto Co., Ltd.                                                               2,000               73,001               0.0%
    Kaneka Corp.                                                                    17,000               93,404               0.0%
    Kanematsu Corp.                                                                 16,000               25,458               0.0%
    Kansai Paint Co., Ltd.                                                           7,000              107,006               0.1%
    Kao Corp.                                                                        8,800              343,148               0.1%
    Kasumi Co., Ltd.                                                                 2,700               25,412               0.0%
    Katakura Industries Co., Ltd.                                                    1,200               14,516               0.0%
    Kato Sangyo Co., Ltd.                                                              900               19,150               0.0%
    Kato Works Co., Ltd.                                                             5,000               36,812               0.0%
    Kawasaki Heavy Industries, Ltd.                                                 30,000              117,837               0.1%
    Kawasaki Kisen Kaisha, Ltd.                                                     53,000              120,754               0.1%
    KDDI Corp.                                                                       8,500              558,190               0.2%
    Keihin Corp.                                                                     2,700               34,112               0.0%
    Keio Corp.                                                                       4,000               30,383               0.0%
    Kewpie Corp.                                                                     3,500               60,497               0.0%
    Keyence Corp.                                                                      600              290,750               0.1%
    Kikkoman Corp.                                                                   4,000               92,005               0.0%
    Kintetsu Corp.                                                                  30,000              104,358               0.1%
    Kintetsu World Express, Inc.                                                       800               27,685               0.0%
    Kirin Holdings Co., Ltd.                                                        15,000              194,472               0.1%
    Kitz Corp.                                                                       7,500               34,370               0.0%
    Kiyo Bank, Ltd. (The)                                                            1,000               14,378               0.0%
    Koa Corp.                                                                          900                7,983               0.0%
    Kobayashi Pharmaceutical Co., Ltd.                                                 600               37,036               0.0%
    Kobe Steel, Ltd.                                                               161,000              255,804               0.1%
#   Kohnan Shoji Co., Ltd.                                                           1,900               21,802               0.0%
    Koito Manufacturing Co., Ltd.                                                    1,000               30,132               0.0%
    Kokuyo Co., Ltd.                                                                 4,400               35,045               0.0%
    Komatsu, Ltd.                                                                   16,000              377,750               0.1%
#   Konami Corp.                                                                     2,800               56,219               0.0%
    Konica Minolta, Inc.                                                            14,000              156,432               0.1%
    Konishi Co., Ltd.                                                                  300                5,178               0.0%
#   Kose Corp.                                                                       1,300               53,127               0.0%
    Kubota Corp.                                                                    11,000              175,098               0.1%
    Kubota Corp. Sponsored ADR                                                       1,000               80,380               0.0%
*   Kumagai Gumi Co., Ltd.                                                           9,000               32,562               0.0%
    Kura Corp.                                                                       1,000               27,112               0.0%
    Kurabo Industries, Ltd.                                                         13,000               21,616               0.0%
    Kuraray Co., Ltd.                                                               11,300              131,250               0.1%
#   Kureha Corp.                                                                    10,000               49,596               0.0%
    Kurimoto, Ltd.                                                                   8,000               16,382               0.0%
    Kurita Water Industries, Ltd.                                                    4,700              101,423               0.1%
#   Kuroda Electric Co., Ltd.                                                        1,800               25,309               0.0%
    KYB Co., Ltd.                                                                    8,000               34,448               0.0%
    Kyocera Corp.                                                                    3,600              165,929               0.1%
    Kyocera Corp. Sponsored ADR                                                      2,000               92,780               0.0%
#   Kyoei Steel, Ltd.                                                                1,500               24,966               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Kyokuto Kaihatsu Kogyo Co., Ltd.                                                 2,700    $          38,390               0.0%
    Kyokuto Securities Co., Ltd.                                                     1,500               25,352               0.0%
    Kyokuyo Co., Ltd.                                                                2,000                4,679               0.0%
    KYORIN Holdings, Inc.                                                            2,000               42,135               0.0%
#   Kyoritsu Maintenance Co., Ltd.                                                     800               32,194               0.0%
    Kyowa Exeo Corp.                                                                 2,000               24,490               0.0%
    Kyowa Hakko Kirin Co., Ltd.                                                      8,000               93,307               0.0%
    Kyudenko Corp.                                                                   4,000               44,979               0.0%
*   Kyushu Electric Power Co., Inc.                                                  9,500              103,072               0.1%
    Lawson, Inc.                                                                     1,000               67,837               0.0%
    LEC, Inc.                                                                          400                4,132               0.0%
#   Life Corp.                                                                       1,400               22,456               0.0%
    Lintec Corp.                                                                     1,100               22,966               0.0%
    Lion Corp.                                                                      11,000               62,149               0.0%
    LIXIL Group Corp.                                                                7,400              162,285               0.1%
    M3, Inc.                                                                         4,800               80,105               0.0%
    Macnica, Inc.                                                                    1,000               28,984               0.0%
#   Maeda Corp.                                                                      7,000               61,889               0.0%
    Maeda Road Construction Co., Ltd.                                                3,000               46,243               0.0%
    Makino Milling Machine Co., Ltd.                                                 7,000               47,718               0.0%
    Makita Corp.                                                                     1,200               67,199               0.0%
    Mandom Corp.                                                                     1,000               33,547               0.0%
    Mars Engineering Corp.                                                             300                5,450               0.0%
    Marubeni Corp.                                                                  24,000              154,307               0.1%
    Marubun Corp.                                                                      800                5,124               0.0%
    Marudai Food Co., Ltd.                                                           1,000                3,704               0.0%
    Maruha Nichiro Corp.                                                             1,300               18,827               0.0%
#   Marui Group Co., Ltd.                                                           15,100              127,613               0.1%
    Marusan Securities Co., Ltd.                                                     3,900               28,618               0.0%
    Maruwa Co., Ltd.                                                                   700               20,738               0.0%
    Max Co., Ltd.                                                                    2,000               22,499               0.0%
    Mazda Motor Corp.                                                               18,000              425,282               0.1%
#   McDonald's Holdings Co. Japan, Ltd.                                              1,100               26,848               0.0%
    Medipal Holdings Corp.                                                           4,500               49,879               0.0%
    Megachips Corp.                                                                  2,600               33,810               0.0%
    Megmilk Snow Brand Co., Ltd.                                                     2,100               27,863               0.0%
    Meidensha Corp.                                                                  4,000               14,822               0.0%
    Meitec Corp.                                                                       300                9,408               0.0%
    Message Co., Ltd.                                                                  300                9,428               0.0%
#   Michinoku Bank, Ltd. (The)                                                       3,000                5,730               0.0%
#   Micronics Japan Co., Ltd.                                                          800               40,721               0.0%
    Minato Bank, Ltd. (The)                                                          8,000               15,774               0.0%
    Minebea Co., Ltd.                                                               10,000              137,024               0.1%
    Miraca Holdings, Inc.                                                            1,300               54,573               0.0%
    Mirait Holdings Corp.                                                            2,600               29,104               0.0%
    MISUMI Group, Inc.                                                                 600               18,932               0.0%
    Mitani Corp.                                                                     1,000               25,366               0.0%
    Mitsuba Corp.                                                                    2,000               31,833               0.0%
    Mitsubishi Chemical Holdings Corp.                                              57,400              282,746               0.1%
    Mitsubishi Corp.                                                                17,880              350,597               0.1%
    Mitsubishi Electric Corp.                                                       26,000              335,238               0.1%
    Mitsubishi Estate Co., Ltd.                                                     24,000              611,394               0.2%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Mitsubishi Gas Chemical Co., Inc.                                               14,369    $          85,972               0.0%
    Mitsubishi Heavy Industries, Ltd.                                               40,000              249,521               0.1%
    Mitsubishi Logistics Corp.                                                       3,000               45,694               0.0%
    Mitsubishi Materials Corp.                                                      44,000              137,716               0.1%
    Mitsubishi Motors Corp.                                                          5,800               59,677               0.0%
*   Mitsubishi Paper Mills, Ltd.                                                    11,000                8,508               0.0%
    Mitsubishi Pencil Co., Ltd.                                                        600               19,345               0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                                         3,000                6,631               0.0%
    Mitsubishi Tanabe Pharma Corp.                                                   6,200               94,284               0.0%
    Mitsubishi UFJ Financial Group, Inc.                                           184,100            1,073,158               0.3%
    Mitsubishi UFJ Financial Group, Inc. ADR                                        25,043              147,253               0.1%
    Mitsuboshi Belting Co., Ltd.                                                     4,000               28,651               0.0%
    Mitsui & Co., Ltd.                                                              11,800              178,169               0.1%
    Mitsui & Co., Ltd. Sponsored ADR                                                   473              144,407               0.1%
*   Mitsui Chemicals, Inc.                                                          57,000              165,112               0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                                     21,000               45,653               0.0%
    Mitsui Fudosan Co., Ltd.                                                        14,000              450,330               0.2%
    Mitsui Home Co., Ltd.                                                            3,000               13,143               0.0%
    Mitsui Mining & Smelting Co., Ltd.                                              24,000               63,662               0.0%
    Mitsui OSK Lines, Ltd.                                                          49,000              154,808               0.1%
    Mitsui Sugar Co., Ltd.                                                           8,000               27,750               0.0%
    Mitsui-Soko Co., Ltd.                                                            2,000                7,604               0.0%
    Miura Co., Ltd.                                                                  5,100               59,686               0.0%
    Miyazaki Bank, Ltd. (The)                                                        7,000               21,102               0.0%
    Mizuho Financial Group, Inc.                                                   285,240              519,797               0.2%
    Mizuho Financial Group, Inc. ADR                                                11,600               42,920               0.0%
    Mizuno Corp.                                                                     6,000               30,061               0.0%
    Mochida Pharmaceutical Co., Ltd.                                                   400               25,013               0.0%
#   MonotaRO Co., Ltd.                                                               1,500               39,633               0.0%
    Morinaga & Co., Ltd.                                                            11,000               23,588               0.0%
    Morinaga Milk Industry Co., Ltd.                                                14,000               46,810               0.0%
    Morita Holdings Corp.                                                            3,000               29,227               0.0%
    Mory Industries, Inc.                                                            2,000                7,663               0.0%
#   Moshi Moshi Hotline, Inc.                                                        2,100               20,958               0.0%
    MS&AD Insurance Group Holdings, Inc.                                            11,352              245,393               0.1%
#   Murata Manufacturing Co., Ltd.                                                   2,800              314,609               0.1%
#   Musashi Seimitsu Industry Co., Ltd.                                              1,700               33,374               0.0%
#   Nabtesco Corp.                                                                   4,100               99,222               0.0%
    Nachi-Fujikoshi Corp.                                                            9,000               55,929               0.0%
    Nagase & Co., Ltd.                                                               2,000               25,906               0.0%
    Nakamuraya Co., Ltd.                                                             1,000                3,876               0.0%
    Nakanishi, Inc.                                                                  1,000               34,200               0.0%
#   Nankai Electric Railway Co., Ltd.                                               19,000               89,903               0.0%
    Nanto Bank, Ltd. (The)                                                           3,000               12,044               0.0%
    Natori Co., Ltd.                                                                   500                5,136               0.0%
    NEC Corp.                                                                       79,000              279,374               0.1%
    NEC Networks & System Integration Corp.                                          1,600               34,764               0.0%
#   NET One Systems Co., Ltd.                                                        3,200               18,652               0.0%
    Nexon Co., Ltd.                                                                  3,700               32,605               0.0%
    NGK Insulators, Ltd.                                                             6,000              129,228               0.1%
    NGK Spark Plug Co., Ltd.                                                         5,000              130,403               0.1%
    NH Foods, Ltd.                                                                   5,000              115,298               0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    NHK Spring Co., Ltd.                                                             3,000    $          27,457               0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                                               2,000               33,060               0.0%
    Nichia Steel Works, Ltd.                                                         1,000                3,029               0.0%
    Nichias Corp.                                                                    4,000               24,306               0.0%
    Nichicon Corp.                                                                   1,300                8,766               0.0%
    Nichiha Corp.                                                                    2,000               17,136               0.0%
#   Nichii Gakkan Co.                                                                3,100               24,055               0.0%
    Nichirei Corp.                                                                   7,000               29,793               0.0%
#   Nidec Corp.                                                                        800               52,858               0.0%
    Nidec Corp. ADR                                                                  5,600               93,352               0.0%
    Nifco, Inc.                                                                      1,200               38,024               0.0%
    Nihon Kohden Corp.                                                                 700               35,789               0.0%
    Nihon M&A Center, Inc.                                                             600               17,244               0.0%
    Nihon Nohyaku Co., Ltd.                                                          4,000               40,712               0.0%
    Nihon Parkerizing Co., Ltd.                                                      1,000               23,870               0.0%
    Nihon Unisys, Ltd.                                                               2,700               23,936               0.0%
    Nihon Yamamura Glass Co., Ltd.                                                   3,000                4,537               0.0%
    Nikkiso Co., Ltd.                                                                3,000               31,029               0.0%
#   Nikon Corp.                                                                     13,200              180,862               0.1%
    Nippo Corp.                                                                      3,000               54,836               0.0%
*   Nippon Chemi-Con Corp.                                                           6,000               17,900               0.0%
    Nippon Coke & Engineering Co., Ltd.                                              3,500                3,492               0.0%
    Nippon Denko Co., Ltd.                                                           2,000                5,023               0.0%
    Nippon Densetsu Kogyo Co., Ltd.                                                  2,000               28,249               0.0%
    Nippon Electric Glass Co., Ltd.                                                 22,000              102,301               0.1%
    Nippon Flour Mills Co., Ltd.                                                     7,000               35,135               0.0%
    Nippon Gas Co., Ltd.                                                               900               22,270               0.0%
    Nippon Kayaku Co., Ltd.                                                          7,000               92,043               0.0%
    Nippon Koei Co., Ltd.                                                            4,000               16,912               0.0%
    Nippon Konpo Unyu Soko Co., Ltd.                                                 2,700               44,673               0.0%
    Nippon Light Metal Holdings Co., Ltd.                                           33,000               48,738               0.0%
#   Nippon Paint Holdings Co., Ltd.                                                  6,000              136,244               0.1%
    Nippon Paper Industries Co., Ltd.                                                4,900               72,114               0.0%
    Nippon Road Co., Ltd. (The)                                                      5,000               27,799               0.0%
    Nippon Sharyo, Ltd.                                                              8,000               24,727               0.0%
*   Nippon Sheet Glass Co., Ltd.                                                    51,800               49,660               0.0%
    Nippon Shinyaku Co., Ltd.                                                        1,000               28,782               0.0%
    Nippon Shokubai Co., Ltd.                                                        8,000               95,892               0.0%
    Nippon Signal Co., Ltd. (The)                                                    2,700               26,319               0.0%
    Nippon Soda Co., Ltd.                                                            8,000               45,556               0.0%
    Nippon Steel & Sumikin Bussan Corp.                                              8,000               29,111               0.0%
    Nippon Steel & Sumitomo Metal Corp.                                            167,800              442,798               0.2%
*   Nippon Suisan Kaisha, Ltd.                                                       5,100               15,076               0.0%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)                               4,000               24,423               0.0%
    Nippon Telegraph & Telephone Corp.                                               2,900              180,435               0.1%
    Nippon Telegraph & Telephone Corp. ADR                                           6,000              188,880               0.1%
    Nippon Thompson Co., Ltd.                                                        3,000               12,574               0.0%
    Nippon Valqua Industries, Ltd.                                                   3,000                8,185               0.0%
#*  Nippon Yakin Kogyo Co., Ltd.                                                     2,000                5,165               0.0%
#   Nippon Yusen K.K.                                                               82,405              213,640               0.1%
    Nishi-Nippon City Bank, Ltd. (The)                                              32,000               87,719               0.0%
    Nishimatsu Construction Co., Ltd.                                               13,000               63,120               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Nishimatsuya Chain Co., Ltd.                                                     2,600    $          23,503               0.0%
    Nishio Rent All Co., Ltd.                                                          800               28,935               0.0%
    Nissan Chemical Industries, Ltd.                                                 5,700              105,683               0.1%
    Nissan Motor Co., Ltd.                                                          52,400              477,977               0.2%
    Nissan Shatai Co., Ltd.                                                          4,000               55,043               0.0%
#   Nissha Printing Co., Ltd.                                                        2,300               37,084               0.0%
#   Nisshin Oillio Group, Ltd. (The)                                                 2,000                7,168               0.0%
    Nisshin Seifun Group, Inc.                                                       9,680               97,884               0.0%
#   Nisshin Steel Co., Ltd.                                                          3,700               34,547               0.0%
    Nisshinbo Holdings, Inc.                                                         5,000               41,292               0.0%
#   Nissin Electric Co., Ltd.                                                        6,000               32,468               0.0%
    Nissin Kogyo Co., Ltd.                                                           2,100               32,456               0.0%
    Nitori Holdings Co., Ltd.                                                          700               44,363               0.0%
    Nitta Corp.                                                                        800               17,988               0.0%
    Nitto Boseki Co., Ltd.                                                           8,000               28,507               0.0%
#   Nitto Denko Corp.                                                                5,100              275,829               0.1%
    Nitto Kogyo Corp.                                                                  700               12,238               0.0%
    NOF Corp.                                                                        6,000               39,763               0.0%
    Nohmi Bosai, Ltd.                                                                3,000               42,844               0.0%
    NOK Corp.                                                                        3,200               81,070               0.0%
    Nomura Holdings, Inc.                                                           55,500              346,674               0.1%
    Nomura Holdings, Inc. ADR                                                       14,000               88,900               0.0%
    Nomura Real Estate Holdings, Inc.                                                2,400               42,417               0.0%
    Nomura Research Institute, Ltd.                                                  2,200               72,564               0.0%
    Noritake Co., Ltd.                                                              10,000               22,993               0.0%
    Noritz Corp.                                                                     2,100               38,824               0.0%
    North Pacific Bank, Ltd.                                                        13,700               56,478               0.0%
    NSD Co., Ltd.                                                                    2,400               35,395               0.0%
    NSK, Ltd.                                                                        9,000              117,883               0.1%
    NTN Corp.                                                                       22,000               95,123               0.0%
    NTT Data Corp.                                                                   4,200              164,184               0.1%
    NTT DOCOMO, Inc.                                                                30,700              517,783               0.2%
#   NTT DOCOMO, Inc. Sponsored ADR                                                   4,886               82,427               0.0%
#   NTT Urban Development Corp.                                                      5,700               64,513               0.0%
    Obara Group, Inc.                                                                  800               29,142               0.0%
    Obayashi Corp.                                                                  26,000              178,429               0.1%
    Odakyu Electric Railway Co., Ltd.                                                8,000               75,082               0.0%
*   Ohara, Inc.                                                                        300                1,554               0.0%
#   Ohsho Food Service Corp.                                                           600               21,673               0.0%
    Oiles Corp.                                                                      1,800               35,330               0.0%
    Oita Bank, Ltd. (The)                                                            6,000               22,483               0.0%
    Oji Holdings Corp.                                                              32,000              115,697               0.1%
    Okabe Co., Ltd.                                                                  1,600               15,041               0.0%
    Okamura Corp.                                                                    3,000               21,891               0.0%
    Okinawa Cellular Telephone Co.                                                     700               18,934               0.0%
    Okinawa Electric Power Co., Inc. (The)                                             500               15,248               0.0%
    OKUMA Corp.                                                                      2,000               14,360               0.0%
    Okumura Corp.                                                                    7,000               39,740               0.0%
    Okura Industrial Co., Ltd.                                                       2,000                6,826               0.0%
*   Olympus Corp.                                                                    4,400              157,982               0.1%
    Omron Corp.                                                                      3,500              165,671               0.1%
    Onward Holdings Co., Ltd.                                                        4,000               24,579               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Osaka Gas Co., Ltd.                                                             41,000    $         163,542               0.1%
    Osaka Steel Co., Ltd.                                                              600               10,768               0.0%
#   OSAKA Titanium Technologies Co., Ltd.                                            1,700               33,060               0.0%
#   Osaki Electric Co., Ltd.                                                         1,000                6,068               0.0%
    OSG Corp.                                                                        1,700               27,721               0.0%
    Otsuka Corp.                                                                       900               33,465               0.0%
    Otsuka Holdings Co., Ltd.                                                        4,400              154,343               0.1%
#*  Pacific Metals Co., Ltd.                                                         7,000               22,145               0.0%
    Paltac Corp.                                                                     2,000               24,371               0.0%
#   PanaHome Corp.                                                                   5,000               33,461               0.0%
    Panasonic Corp.                                                                 19,700              237,016               0.1%
    Panasonic Corp. Sponsored ADR                                                   24,160              293,302               0.1%
    Paramount Bed Holdings Co., Ltd.                                                   800               22,754               0.0%
    Parco Co., Ltd.                                                                    200                1,628               0.0%
    Paris Miki Holdings, Inc.                                                        2,800               12,446               0.0%
    Park24 Co., Ltd.                                                                 1,700               25,724               0.0%
#   Penta-Ocean Construction Co., Ltd.                                               9,500               31,049               0.0%
    Pigeon Corp.                                                                     1,400               87,272               0.0%
    Pilot Corp.                                                                        500               28,073               0.0%
    Piolax, Inc.                                                                       500               22,122               0.0%
*   Pioneer Corp.                                                                   22,000               57,719               0.0%
    Plenus Co., Ltd.                                                                 1,100               19,786               0.0%
#   Pola Orbis Holdings, Inc.                                                          600               24,641               0.0%
#   Press Kogyo Co., Ltd.                                                            6,000               23,968               0.0%
    Pronexus, Inc.                                                                     600                3,953               0.0%
#   Raito Kogyo Co., Ltd.                                                            3,300               32,272               0.0%
    Rakuten, Inc.                                                                    7,600               85,701               0.0%
    Relo Holdings, Inc.                                                                600               42,452               0.0%
    Rengo Co., Ltd.                                                                 12,000               52,825               0.0%
    Resona Holdings, Inc.                                                           46,000              263,110               0.1%
#   Resorttrust, Inc.                                                                2,200               53,039               0.0%
    Ricoh Co., Ltd.                                                                 33,200              342,868               0.1%
    Ricoh Leasing Co., Ltd.                                                            600               16,740               0.0%
    Riken Corp.                                                                      5,000               19,607               0.0%
    Rinnai Corp.                                                                       800               71,062               0.0%
    Riso Kagaku Corp.                                                                1,400               42,335               0.0%
    Rohto Pharmaceutical Co., Ltd.                                                   3,000               43,517               0.0%
    Roland DG Corp.                                                                    700               29,547               0.0%
    Round One Corp.                                                                  2,400               14,479               0.0%
    Royal Holdings Co., Ltd.                                                         1,800               28,741               0.0%
    Ryobi, Ltd.                                                                      9,000               24,565               0.0%
    Ryosan Co., Ltd.                                                                 1,400               29,592               0.0%
    Saibu Gas Co., Ltd.                                                             11,000               26,794               0.0%
    Saizeriya Co., Ltd.                                                              1,800               26,637               0.0%
    Sakai Chemical Industry Co., Ltd.                                                7,000               21,088               0.0%
    Sakata Seed Corp.                                                                1,800               26,695               0.0%
    San-A Co., Ltd.                                                                  1,400               47,192               0.0%
    San-Ai Oil Co., Ltd.                                                             4,000               27,688               0.0%
    Sangetsu Co., Ltd.                                                               1,000               25,324               0.0%
    Sankyo Co., Ltd.                                                                 1,700               61,865               0.0%
    Sankyo Tateyama, Inc.                                                            1,400               25,097               0.0%
    Sankyu, Inc.                                                                     8,000               36,986               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Sanrio Co., Ltd.                                                                   300    $           8,674               0.0%
    Santen Pharmaceutical Co., Ltd.                                                    800               47,749               0.0%
    Sanyo Chemical Industries, Ltd.                                                  2,000               12,470               0.0%
    Sanyo Electric Railway Co., Ltd.                                                 7,000               28,914               0.0%
    Sanyo Shokai, Ltd.                                                               9,000               21,865               0.0%
    Sanyo Special Steel Co., Ltd.                                                    3,000               10,296               0.0%
    Sapporo Holdings, Ltd.                                                          15,000               64,917               0.0%
    Sawai Pharmaceutical Co., Ltd.                                                   1,000               59,577               0.0%
    SBI Holdings, Inc.                                                              10,600              122,234               0.1%
    SCREEN Holdings Co., Ltd.                                                       10,000               54,505               0.0%
    SCSK Corp.                                                                       1,743               46,858               0.0%
    Secom Co., Ltd.                                                                  2,600              160,225               0.1%
    Sega Sammy Holdings, Inc.                                                        3,600               57,188               0.0%
    Seiko Epson Corp.                                                                6,300              292,350               0.1%
#   Seiko Holdings Corp.                                                             7,000               34,885               0.0%
    Seino Holdings Co., Ltd.                                                         2,000               15,682               0.0%
    Seiren Co., Ltd.                                                                 1,800               15,719               0.0%
    Sekisui Chemical Co., Ltd.                                                      19,000              236,804               0.1%
    Sekisui House, Ltd.                                                             32,300              401,647               0.1%
    Sekisui Jushi Corp.                                                              2,000               27,256               0.0%
    Sekisui Plastics Co., Ltd.                                                       5,000               13,556               0.0%
#   Senko Co., Ltd.                                                                  2,320                9,868               0.0%
#   Senshukai Co., Ltd.                                                              1,600               12,843               0.0%
    Seria Co., Ltd.                                                                    500               20,998               0.0%
    Seven & I Holdings Co., Ltd.                                                    11,700              456,956               0.2%
#*  Sharp Corp.                                                                     47,000              118,368               0.1%
    Shiga Bank, Ltd. (The)                                                          14,000               78,410               0.0%
    Shikoku Bank, Ltd. (The)                                                         6,000               12,734               0.0%
    Shikoku Chemicals Corp.                                                          2,000               13,863               0.0%
*   Shikoku Electric Power Co., Inc.                                                 5,600               76,848               0.0%
#   Shima Seiki Manufacturing, Ltd.                                                    300                4,833               0.0%
    Shimachu Co., Ltd.                                                                 700               18,022               0.0%
    Shimadzu Corp.                                                                  14,000              121,818               0.1%
    Shimano, Inc.                                                                      600               79,563               0.0%
    Shimizu Corp.                                                                   31,000              228,771               0.1%
    Shin-Etsu Chemical Co., Ltd.                                                     6,400              410,807               0.1%
    Shindengen Electric Manufacturing Co., Ltd.                                      1,000                6,514               0.0%
    Shinko Electric Industries Co., Ltd.                                             1,300                7,549               0.0%
    Shinko Plantech Co., Ltd.                                                        2,900               22,170               0.0%
    Shinmaywa Industries, Ltd.                                                       4,000               35,924               0.0%
    Shinsei Bank, Ltd.                                                              40,000               89,895               0.0%
    Shionogi & Co., Ltd.                                                             4,600              120,344               0.1%
    Ship Healthcare Holdings, Inc.                                                   1,200               28,087               0.0%
    Shiroki Corp.                                                                    5,000               10,109               0.0%
#   Shiseido Co., Ltd.                                                              10,700              177,557               0.1%
    Shizuoka Bank, Ltd. (The)                                                       15,000              154,992               0.1%
    Shizuoka Gas Co., Ltd.                                                           3,000               19,656               0.0%
    Showa Corp.                                                                      1,800               19,471               0.0%
    Showa Denko K.K.                                                                63,000               83,370               0.0%
    Showa Sangyo Co., Ltd.                                                           5,000               19,424               0.0%
#   Showa Shell Sekiyu K.K.                                                          9,600               82,371               0.0%
    Siix Corp.                                                                         600               10,420               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Sinanen Co., Ltd.                                                                4,000    $          15,771               0.0%
    Sintokogio, Ltd.                                                                 4,000               27,782               0.0%
    SKY Perfect JSAT Holdings, Inc.                                                  2,700               16,575               0.0%
    SMC Corp.                                                                          700              198,543               0.1%
    Softbank Corp.                                                                  11,584              843,338               0.3%
    Sojitz Corp.                                                                    62,600               93,313               0.0%
    Sompo Japan Nipponkoa Holdings, Inc.                                            19,300              485,985               0.2%
    Sony Corp.                                                                       9,100              179,664               0.1%
    Sony Corp. Sponsored ADR                                                        14,427              285,943               0.1%
    Sony Financial Holdings, Inc.                                                    3,200               51,087               0.0%
    St Marc Holdings Co., Ltd.                                                         600               31,369               0.0%
    Stanley Electric Co., Ltd.                                                       1,900               38,628               0.0%
    Star Micronics Co., Ltd.                                                           700               10,645               0.0%
    Starbucks Coffee Japan, Ltd.                                                     2,600               33,985               0.0%
    Start Today Co., Ltd.                                                            1,400               30,292               0.0%
    Starzen Co., Ltd.                                                                3,000                8,721               0.0%
    Sugi Holdings Co., Ltd.                                                          1,200               52,408               0.0%
#   Sumco Corp.                                                                      3,000               40,347               0.0%
    Suminoe Textile Co., Ltd.                                                        5,000               13,691               0.0%
    Sumitomo Bakelite Co., Ltd.                                                      9,000               35,419               0.0%
    Sumitomo Chemical Co., Ltd.                                                     70,231              240,923               0.1%
    Sumitomo Corp.                                                                   8,600               91,760               0.0%
#   Sumitomo Dainippon Pharma Co., Ltd.                                              4,900               57,800               0.0%
    Sumitomo Electric Industries, Ltd.                                              22,200              303,443               0.1%
    Sumitomo Forestry Co., Ltd.                                                      9,900              104,029               0.1%
    Sumitomo Heavy Industries, Ltd.                                                 31,000              169,955               0.1%
    Sumitomo Metal Mining Co., Ltd.                                                 19,000              263,578               0.1%
#*  Sumitomo Mitsui Construction Co., Ltd.                                          25,800               30,871               0.0%
    Sumitomo Mitsui Financial Group, Inc.                                           20,800              848,284               0.3%
    Sumitomo Mitsui Trust Holdings, Inc.                                            79,000              322,535               0.1%
    Sumitomo Osaka Cement Co., Ltd.                                                 18,000               56,268               0.0%
    Sumitomo Realty & Development Co., Ltd.                                          2,000               74,978               0.0%
    Sumitomo Rubber Industries, Ltd.                                                 4,600               63,577               0.0%
    Sumitomo Seika Chemicals Co., Ltd.                                               4,000               24,539               0.0%
    Sumitomo Warehouse Co., Ltd. (The)                                               8,000               43,874               0.0%
    Suruga Bank, Ltd.                                                                4,000               83,625               0.0%
    Suzuken Co., Ltd.                                                                2,900               77,751               0.0%
    Suzuki Motor Corp.                                                               4,900              164,241               0.1%
    Sysmex Corp.                                                                     2,800              119,532               0.1%
    T Hasegawa Co., Ltd.                                                             1,500               23,037               0.0%
    T&D Holdings, Inc.                                                              15,500              199,663               0.1%
#   Tachi-S Co., Ltd.                                                                  400                5,072               0.0%
    Tadano, Ltd.                                                                     4,000               59,793               0.0%
    Taiheiyo Cement Corp.                                                           24,000               88,055               0.0%
    Taikisha, Ltd.                                                                   1,200               26,667               0.0%
    Taisei Corp.                                                                    43,000              239,121               0.1%
    Taiyo Holdings Co., Ltd.                                                         1,000               32,589               0.0%
#   Taiyo Nippon Sanso Corp.                                                         9,000               81,028               0.0%
    Taiyo Yuden Co., Ltd.                                                            4,800               49,342               0.0%
    Takara Holdings, Inc.                                                            4,000               31,844               0.0%
    Takara Leben Co., Ltd.                                                           3,100               13,136               0.0%
    Takara Standard Co., Ltd.                                                        5,000               40,832               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Takasago International Corp.                                                     2,000    $           9,571               0.0%
    Takasago Thermal Engineering Co., Ltd.                                           3,000               38,719               0.0%
    Takashimaya Co., Ltd.                                                           13,000              110,741               0.1%
#   Takata Corp.                                                                     1,000               13,068               0.0%
    Takeda Pharmaceutical Co., Ltd.                                                 10,600              459,492               0.2%
    Tamron Co., Ltd.                                                                 1,000               19,795               0.0%
    Tayca Corp.                                                                      3,000               11,933               0.0%
    TDK Corp.                                                                        4,700              266,782               0.1%
    TDK Corp. Sponsored ADR                                                          1,200               68,400               0.0%
    Teijin, Ltd.                                                                    56,000              136,909               0.1%
    Terumo Corp.                                                                     6,400              159,991               0.1%
    THK Co., Ltd.                                                                    3,800               95,581               0.0%
    Toa Corp.                                                                       13,000               23,897               0.0%
    Toagosei Co., Ltd.                                                               7,000               30,593               0.0%
#*  Tobishima Corp.                                                                 13,200               36,120               0.0%
    TOC Co., Ltd.                                                                    2,800               20,429               0.0%
    Tochigi Bank, Ltd. (The)                                                         5,000               20,324               0.0%
    Toda Corp.                                                                      11,000               48,642               0.0%
    Toei Co., Ltd.                                                                   5,000               26,383               0.0%
    Toho Bank, Ltd. (The)                                                            6,000               22,067               0.0%
#   Toho Co., Ltd.(6895200)                                                          1,700               38,994               0.0%
    Toho Co., Ltd.(6895211)                                                          1,000                3,781               0.0%
    Toho Gas Co., Ltd.                                                              12,000               64,901               0.0%
    Toho Holdings Co., Ltd.                                                          2,900               37,939               0.0%
    Toho Zinc Co., Ltd.                                                              5,000               17,124               0.0%
    Tohoku Electric Power Co., Inc.                                                  5,100               63,741               0.0%
    Tokai Carbon Co., Ltd.                                                           8,000               20,868               0.0%
    Tokai Rika Co., Ltd.                                                             2,800               53,330               0.0%
    Token Corp.                                                                        120                5,433               0.0%
    Tokio Marine Holdings, Inc.                                                     15,400              493,849               0.2%
    Tokushu Tokai Paper Co., Ltd.                                                    4,000                9,316               0.0%
#   Tokuyama Corp.                                                                  18,000               52,616               0.0%
    Tokyo Dome Corp.                                                                 8,000               34,081               0.0%
*   Tokyo Electric Power Co., Inc.                                                   5,300               19,110               0.0%
    Tokyo Electron, Ltd.                                                             3,400              217,990               0.1%
    Tokyo Energy & Systems, Inc.                                                     2,000               14,075               0.0%
    Tokyo Gas Co., Ltd.                                                             46,000              265,158               0.1%
    Tokyo Seimitsu Co., Ltd.                                                         2,100               34,172               0.0%
#   Tokyo Steel Manufacturing Co., Ltd.                                                400                2,146               0.0%
    Tokyo Tatemono Co., Ltd.                                                        16,000              139,670               0.1%
*   Tokyo TY Financial Group, Inc.                                                     585               18,723               0.0%
    Tokyu Corp.                                                                     12,000               79,234               0.0%
    Tokyu Fudosan Holdings Corp.                                                    14,000               99,502               0.0%
    TOMONY Holdings, Inc.                                                            4,800               21,414               0.0%
#   Tomy Co., Ltd.                                                                   7,000               36,211               0.0%
    Tonami Holdings Co., Ltd.                                                        3,000                6,402               0.0%
    TonenGeneral Sekiyu K.K.                                                         6,000               52,368               0.0%
    Topcon Corp.                                                                     2,700               63,396               0.0%
    Toppan Forms Co., Ltd.                                                           2,200               20,749               0.0%
    Toppan Printing Co., Ltd.                                                       24,000              163,301               0.1%
    Topre Corp.                                                                      2,800               39,649               0.0%
    Topy Industries, Ltd.                                                            8,000               15,467               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Toray Industries, Inc.                                                          46,000    $         308,818               0.1%
    Toshiba Corp.                                                                   52,000              229,638               0.1%
    Toshiba Machine Co., Ltd.                                                        8,000               31,792               0.0%
    Toshiba Plant Systems & Services Corp.                                           2,000               33,477               0.0%
    Toshiba TEC Corp.                                                                2,000               14,114               0.0%
    Tosoh Corp.                                                                     23,000              100,017               0.1%
    Totetsu Kogyo Co., Ltd.                                                          1,300               29,449               0.0%
    TOTO, Ltd.                                                                       8,000               90,271               0.0%
    Towa Bank, Ltd. (The)                                                           35,000               31,314               0.0%
    Towa Pharmaceutical Co., Ltd.                                                      200                8,830               0.0%
    Toyo Ink SC Holdings Co., Ltd.                                                   9,000               41,512               0.0%
    Toyo Kanetsu K.K.                                                                8,000               18,712               0.0%
    Toyo Kohan Co., Ltd.                                                             3,000               17,318               0.0%
    Toyo Seikan Group Holdings, Ltd.                                                 8,800              106,715               0.1%
#   Toyo Tanso Co., Ltd.                                                             1,200               22,224               0.0%
    Toyo Tire & Rubber Co., Ltd.                                                     6,000               98,977               0.0%
    Toyobo Co., Ltd.                                                                70,000              100,757               0.1%
    Toyoda Gosei Co., Ltd.                                                           3,600               69,162               0.0%
#   Toyota Boshoku Corp.                                                             4,500               51,105               0.0%
    Toyota Motor Corp.                                                              22,255            1,339,243               0.4%
    Toyota Motor Corp. Sponsored ADR                                                11,495            1,394,918               0.4%
    Toyota Tsusho Corp.                                                              8,000              201,721               0.1%
    TPR Co., Ltd.                                                                    1,400               33,188               0.0%
    Transcosmos, Inc.                                                                1,400               26,180               0.0%
    Trusco Nakayama Corp.                                                              400               10,728               0.0%
    TS Tech Co., Ltd.                                                                1,900               46,699               0.0%
    Tsubakimoto Chain Co.                                                            7,000               55,218               0.0%
#   Tsugami Corp.                                                                    1,000                5,135               0.0%
    Tsukuba Bank, Ltd.                                                               5,900               20,220               0.0%
#   Tsumura & Co.                                                                    1,500               33,564               0.0%
    Tsuruha Holdings, Inc.                                                           1,200               70,849               0.0%
    UACJ Corp.                                                                       8,000               29,473               0.0%
    Ube Industries, Ltd.                                                            49,000               75,867               0.0%
#*  Ulvac, Inc.                                                                      4,200               52,301               0.0%
    Unicharm Corp.                                                                   6,900              160,449               0.1%
    Unipres Corp.                                                                    1,300               25,870               0.0%
    United Arrows, Ltd.                                                                700               26,233               0.0%
    Universal Entertainment Corp.                                                      500                7,917               0.0%
#   UNY Group Holdings Co., Ltd.                                                     7,400               39,231               0.0%
    Ushio, Inc.                                                                      5,500               57,721               0.0%
    USS Co., Ltd.                                                                    2,200               34,624               0.0%
    Valor Co., Ltd.                                                                  1,200               19,451               0.0%
    Vital KSK Holdings, Inc.                                                         1,000                8,528               0.0%
    VT Holdings Co., Ltd.                                                            6,800               26,855               0.0%
    Wacoal Holdings Corp.                                                            3,000               31,241               0.0%
#   Wacom Co., Ltd.                                                                  4,400               16,882               0.0%
    Wakita & Co., Ltd.                                                               2,800               27,979               0.0%
#   WATAMI Co., Ltd.                                                                 1,700               19,876               0.0%
#   Welcia Holdings Co., Ltd.                                                        1,000               33,407               0.0%
    West Japan Railway Co.                                                           3,300              157,296               0.1%
    Xebio Co., Ltd.                                                                  1,700               26,603               0.0%
    Yahoo Japan Corp.                                                               10,000               36,026               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Yaizu Suisankagaku Industry Co., Ltd.                                              200    $           1,779               0.0%
#   Yakult Honsha Co., Ltd.                                                          1,300               71,993               0.0%
#   Yamada Denki Co., Ltd.                                                          49,400              158,358               0.1%
    Yamagata Bank, Ltd. (The)                                                       10,000               47,352               0.0%
    Yamaguchi Financial Group, Inc.                                                 10,000               95,509               0.0%
    Yamaha Corp.                                                                     8,500              116,509               0.1%
    Yamaha Motor Co., Ltd.                                                           5,200               98,372               0.0%
    Yamanashi Chuo Bank, Ltd. (The)                                                  9,000               40,708               0.0%
    Yamato Holdings Co., Ltd.                                                        4,700              100,496               0.1%
#   Yamato Kogyo Co., Ltd.                                                           1,600               51,832               0.0%
#   Yamazaki Baking Co., Ltd.                                                        2,000               24,725               0.0%
    Yamazen Corp.                                                                    3,900               30,370               0.0%
    Yaoko Co., Ltd.                                                                    200               12,286               0.0%
#   Yaskawa Electric Corp.                                                           7,700               99,809               0.1%
    Yasuda Logistics Corp.                                                           1,500               13,486               0.0%
    Yellow Hat, Ltd.                                                                   400                8,562               0.0%
    Yokogawa Bridge Holdings Corp.                                                   2,300               29,569               0.0%
    Yokogawa Electric Corp.                                                          9,200              127,999               0.1%
    Yokohama Reito Co., Ltd.                                                         3,900               28,917               0.0%
    Yokohama Rubber Co., Ltd. (The)                                                 10,000               90,775               0.0%
    Yondenko Corp.                                                                   2,000                7,253               0.0%
    Yorozu Corp.                                                                       600               10,324               0.0%
    Yuasa Trading Co., Ltd.                                                          1,500               28,294               0.0%
#   Zensho Holdings Co., Ltd.                                                        3,500               31,771               0.0%
    Zeon Corp.                                                                       9,000               83,307               0.0%
    ZERIA Pharmaceutical Co., Ltd.                                                   1,100               22,077               0.0%
                                                                                              -----------------    --------------
TOTAL JAPAN                                                                                          66,469,446              20.3%
                                                                                              -----------------    --------------
NETHERLANDS -- (2.5%)
    Aalberts Industries NV                                                           3,416               91,056               0.0%
    Aegon NV                                                                        98,629              803,870               0.3%
#   Akzo Nobel NV                                                                    9,209              614,116               0.2%
    Amsterdam Commodities NV                                                         1,121               25,192               0.0%
#*  APERAM                                                                           2,305               66,319               0.0%
    Arcadis NV                                                                         907               27,902               0.0%
#   ArcelorMittal(B295F26)                                                          40,556              533,717               0.2%
    ArcelorMittal(B03XPL1)                                                          12,432              163,309               0.1%
    ASM International NV                                                             2,193               87,879               0.0%
    ASML Holding NV(B929F46)                                                         1,373              136,896               0.0%
    ASML Holding NV(B908F01)                                                         3,126              311,600               0.1%
    Beter Bed Holding NV                                                               515               10,603               0.0%
    BinckBank NV                                                                     2,442               24,202               0.0%
    Brunel International NV                                                          1,064               23,916               0.0%
    Corbion NV                                                                       1,390               22,472               0.0%
    Delta Lloyd NV                                                                  10,870              247,763               0.1%
#   Fugro NV                                                                         2,254               31,078               0.0%
#*  Galapagos NV                                                                     2,035               28,343               0.0%
#   Gemalto NV                                                                       2,948              225,483               0.1%
*   Grontmij                                                                         4,628               21,330               0.0%
    Heijmans NV                                                                      1,353               18,417               0.0%
    Heineken NV                                                                      3,088              230,686               0.1%
    Hunter Douglas NV                                                                  235                9,740               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
NETHERLANDS -- (Continued)
*   ING Groep NV                                                                     5,671    $          81,211               0.0%
#*  ING Groep NV Sponsored ADR                                                      56,475              808,722               0.3%
    Kendrion NV                                                                        337                9,408               0.0%
    Koninklijke Ahold NV                                                            24,379              408,319               0.1%
#   Koninklijke BAM Groep NV                                                        12,170               29,185               0.0%
    Koninklijke Boskalis Westminster NV                                              3,644              194,409               0.1%
    Koninklijke DSM NV                                                               6,836              428,330               0.1%
    Koninklijke KPN NV                                                              91,541              301,328               0.1%
    Koninklijke Philips NV(5986622)                                                 16,718              467,400               0.2%
    Koninklijke Philips NV(500472303)                                               12,043              336,481               0.1%
#   Koninklijke Ten Cate NV                                                          1,141               25,734               0.0%
    Koninklijke Vopak NV                                                             2,786              139,716               0.0%
    Nutreco NV                                                                       2,038              102,078               0.0%
*   PostNL NV                                                                       19,131               81,313               0.0%
    Randstad Holding NV                                                              3,983              175,815               0.1%
    Reed Elsevier NV                                                                12,206              281,168               0.1%
    Reed Elsevier NV Sponsored ADR                                                   2,642              121,558               0.0%
#*  Royal Imtech NV                                                                  2,566               14,060               0.0%
#*  SBM Offshore NV                                                                 10,880              136,185               0.0%
    Sligro Food Group NV                                                               404               14,916               0.0%
*   Telegraaf Media Groep NV                                                           581                4,530               0.0%
    TKH Group NV                                                                     1,133               34,329               0.0%
    TNT Express NV                                                                   3,969               23,070               0.0%
*   TomTom NV                                                                        2,056               14,935               0.0%
    Unilever NV(B12T3J1)                                                             4,559              176,700               0.1%
    Unilever NV(904784709)                                                           7,527              291,521               0.1%
    USG People NV                                                                    1,366               13,703               0.0%
    Wolters Kluwer NV                                                               12,208              325,938               0.1%
    Ziggo NV                                                                           518               25,314               0.0%
                                                                                              -----------------    --------------
TOTAL NETHERLANDS                                                                                     8,823,265               2.7%
                                                                                              -----------------    --------------
NEW ZEALAND -- (0.2%)
    Auckland International Airport, Ltd.                                            28,733               86,866               0.0%
*   Chorus, Ltd. ADR                                                                   880                7,220               0.0%
    Contact Energy, Ltd.                                                             8,055               39,077               0.0%
    Ebos Group, Ltd.                                                                 2,665               19,989               0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                                          13,276               58,016               0.0%
    Fletcher Building, Ltd.                                                         15,169              102,387               0.1%
#   Freightways, Ltd.                                                                2,616               11,682               0.0%
    Infratil, Ltd.                                                                  20,130               45,248               0.0%
    Kathmandu Holdings, Ltd.                                                         8,976               22,212               0.0%
    Mainfreight, Ltd.                                                                3,098               38,484               0.0%
    Metlifecare, Ltd.                                                                2,076                7,000               0.0%
    New Zealand Refining Co., Ltd. (The)                                             7,267                9,625               0.0%
    Nuplex Industries, Ltd.                                                          5,854               14,443               0.0%
    Port of Tauranga, Ltd.                                                           1,623               20,743               0.0%
    Ryman Healthcare, Ltd.                                                          12,632               74,789               0.0%
    Sky Network Television, Ltd.                                                     6,556               32,553               0.0%
#   SKYCITY Entertainment Group, Ltd.                                               10,107               30,901               0.0%
    Spark New Zealand, Ltd.                                                         48,004              118,465               0.1%
    Steel & Tube Holdings, Ltd.                                                      4,051                9,463               0.0%
#   TrustPower, Ltd.                                                                 3,375               19,750               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
NEW ZEALAND -- (Continued)
*   Xero, Ltd.                                                                       2,290    $          28,405               0.0%
                                                                                              -----------------    --------------
TOTAL NEW ZEALAND                                                                                       797,318               0.2%
                                                                                              -----------------    --------------
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA                                                  10,039                7,368               0.0%
#   Akastor ASA                                                                      3,915               13,485               0.0%
    Aker ASA Class A                                                                   951               23,197               0.0%
*   Aker Solutions ASA                                                               3,915               25,365               0.0%
    American Shipping ASA                                                              285                1,860               0.0%
*   Archer, Ltd.                                                                    14,654               14,123               0.0%
#   Atea ASA                                                                         2,131               23,299               0.0%
    Austevoll Seafood ASA                                                            5,066               32,944               0.0%
    Bakkafrost P/F                                                                     962               23,522               0.0%
    BW Offshore, Ltd.                                                               28,042               34,428               0.0%
*   Det Norske Oljeselskap ASA                                                       2,204               14,265               0.0%
    DNB ASA                                                                         17,969              330,131               0.1%
*   DNO ASA                                                                         28,000               67,837               0.0%
*   DOF ASA                                                                          1,800                5,249               0.0%
*   Dolphin Group A.S.                                                              13,567                5,815               0.0%
    Ekornes ASA                                                                        454                4,846               0.0%
    Farstad Shipping ASA                                                               124                1,430               0.0%
    Fred Olsen Energy ASA                                                              869                9,273               0.0%
#   Gjensidige Forsikring ASA                                                        4,722               85,773               0.0%
    Golar LNG, Ltd.                                                                    568               31,870               0.0%
#   Golden Ocean Group, Ltd.                                                        14,618               17,792               0.0%
#   Hexagon Composites ASA                                                           6,571               27,344               0.0%
*   Hoegh LNG Holdings, Ltd.                                                         1,560               20,122               0.0%
*   Kongsberg Automotive ASA                                                        23,789               22,763               0.0%
#   Kongsberg Gruppen A.S.                                                           1,943               39,320               0.0%
#   Kvaerner ASA                                                                     5,584                7,361               0.0%
    Leroey Seafood Group ASA                                                           940               35,560               0.0%
    Marine Harvest ASA                                                               6,719               95,161               0.1%
#*  Nordic Semiconductor ASA                                                         8,606               48,482               0.0%
    Norsk Hydro ASA                                                                 64,128              359,047               0.1%
*   Norske Skogindustrier ASA                                                        2,500                1,333               0.0%
#*  Norwegian Air Shuttle ASA                                                        1,098               35,452               0.0%
    Opera Software ASA                                                               2,172               27,200               0.0%
    Orkla ASA                                                                       16,184              123,743               0.1%
#   Petroleum Geo-Services ASA                                                       6,854               34,043               0.0%
    Prosafe SE                                                                       4,546               20,798               0.0%
#*  REC Silicon ASA                                                                 77,614               31,030               0.0%
    Salmar ASA                                                                       2,031               36,592               0.0%
    Schibsted ASA                                                                    1,585               83,833               0.0%
*   Songa Offshore                                                                   6,531                2,254               0.0%
    SpareBank 1 SMN                                                                  2,099               18,665               0.0%
    SpareBank 1 SR Bank ASA                                                          6,486               55,793               0.0%
    Statoil ASA                                                                     12,778              292,430               0.1%
    Statoil ASA Sponsored ADR                                                        5,319              122,071               0.1%
    Stolt-Nielsen, Ltd.                                                              1,153               20,775               0.0%
*   Storebrand ASA                                                                  20,185              103,497               0.1%
    Subsea 7 SA                                                                     13,700              147,431               0.1%
    Telenor ASA                                                                     14,322              322,054               0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
NORWAY -- (Continued)
#   TGS Nopec Geophysical Co. ASA                                                    1,810    $          42,223               0.0%
    Tomra Systems ASA                                                                1,800               13,484               0.0%
    Veidekke ASA                                                                     1,400               13,598               0.0%
    Wilh Wilhelmsen ASA                                                              3,408               24,810               0.0%
    Wilh Wilhelmsen Holding ASA Class A                                                 88                2,345               0.0%
    Yara International ASA                                                           3,434              157,694               0.1%
                                                                                              -----------------    --------------
TOTAL NORWAY                                                                                          3,162,180               1.0%
                                                                                              -----------------    --------------
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                                    8,166               22,833               0.0%
#*  Banco Comercial Portugues SA                                                 1,071,296              121,085               0.1%
*   Banco Espirito Santo SA                                                         18,689                   --               0.0%
    EDP - Energias de Portugal SA                                                   66,492              286,137               0.1%
    EDP Renovaveis SA                                                               10,535               68,495               0.0%
    Galp Energia SGPS SA                                                            16,842              244,183               0.1%
    Jeronimo Martins SGPS SA                                                         9,254               80,987               0.0%
    Mota-Engil SGPS SA                                                               4,412               23,151               0.0%
    NOS SGPS                                                                        10,831               62,141               0.0%
    Portucel SA                                                                     11,580               43,099               0.0%
#   Portugal Telecom SGPS SA                                                        23,776               38,943               0.0%
    Portugal Telecom SGPS SA Sponsored ADR                                           2,200                3,586               0.0%
    REN - Redes Energeticas Nacionais SGPS SA                                       13,627               42,239               0.0%
    Semapa-Sociedade de Investimento e Gestao                                        2,982               36,084               0.0%
    Sonae SGPS SA                                                                   30,547               40,971               0.0%
                                                                                              -----------------    --------------
TOTAL PORTUGAL                                                                                        1,113,934               0.3%
                                                                                              -----------------    --------------
SINGAPORE -- (1.3%)
    Banyan Tree Holdings, Ltd.                                                      47,000               22,678               0.0%
#*  Biosensors International Group, Ltd.                                            28,000               13,618               0.0%
    Bukit Sembawang Estates, Ltd.                                                    5,000               20,670               0.0%
    Bund Center Investment, Ltd.                                                    21,000                3,239               0.0%
    CapitaLand, Ltd.                                                                59,000              145,666               0.1%
    Chip Eng Seng Corp., Ltd.                                                       45,000               30,814               0.0%
    City Developments, Ltd.                                                         15,000              110,399               0.1%
    ComfortDelGro Corp., Ltd.                                                       81,000              166,536               0.1%
    Cosco Corp. Singapore, Ltd.                                                     21,000                9,735               0.0%
    CSE Global, Ltd.                                                                38,000               19,965               0.0%
    CWT, Ltd.                                                                       21,000               26,414               0.0%
#   DBS Group Holdings, Ltd.                                                        34,991              503,360               0.2%
#   Ezion Holdings, Ltd.                                                            51,800               60,999               0.0%
    Ezra Holdings, Ltd.                                                             25,000               15,885               0.0%
    First Resources, Ltd.                                                           17,000               27,541               0.0%
#   Genting Hong Kong, Ltd.                                                         96,000               35,144               0.0%
    Global Logistic Properties, Ltd.                                                57,000              122,149               0.1%
    GMG Global, Ltd.                                                               304,000               14,712               0.0%
    Golden Agri-Resources, Ltd.                                                    189,000               76,592               0.0%
    Great Eastern Holdings, Ltd.                                                     2,000               37,359               0.0%
    GuocoLand, Ltd.                                                                 17,666               26,233               0.0%
    GuocoLeisure, Ltd.                                                              43,000               30,820               0.0%
    Ho Bee Land, Ltd.                                                               17,000               26,377               0.0%
    Hutchison Port Holdings Trust                                                  153,000              103,307               0.0%
#   Hyflux, Ltd.                                                                    26,000               20,457               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SINGAPORE -- (Continued)
    Indofood Agri Resources, Ltd.                                                   18,000    $          11,712               0.0%
    Jardine Cycle & Carriage, Ltd.                                                   2,000               62,169               0.0%
    k1 Ventures, Ltd.                                                               21,000                3,353               0.0%
    Keppel Corp., Ltd.                                                              20,400              149,598               0.1%
    Keppel Infrastructure Trust                                                        800                  654               0.0%
    Keppel Land, Ltd.                                                               36,000               93,676               0.0%
    Keppel Telecommunications & Transportation, Ltd.                                 3,000                4,043               0.0%
    Lian Beng Group, Ltd.                                                           30,000               16,123               0.0%
#*  Linc Energy, Ltd.                                                               14,004               11,301               0.0%
    M1, Ltd.                                                                        11,000               29,881               0.0%
    Midas Holdings, Ltd.                                                            71,000               17,972               0.0%
#   Nam Cheong, Ltd.                                                                80,000               24,608               0.0%
    Noble Group, Ltd.                                                              147,000              136,836               0.1%
    NSL, Ltd.                                                                        2,000                2,565               0.0%
    Olam International, Ltd.                                                        14,000               23,235               0.0%
    OSIM International, Ltd.                                                        15,000               21,729               0.0%
    OUE Hospitality Trust                                                            2,167                1,535               0.0%
    OUE, Ltd.                                                                       13,000               21,372               0.0%
    Oversea-Chinese Banking Corp., Ltd.                                             42,203              325,094               0.1%
    Petra Foods, Ltd.                                                               17,000               50,388               0.0%
    Raffles Education Corp., Ltd.                                                    5,310                1,408               0.0%
    Raffles Medical Group, Ltd.                                                      8,000               23,684               0.0%
    SATS, Ltd.                                                                      32,460               78,338               0.0%
    SembCorp Industries, Ltd.                                                       10,000               37,831               0.0%
#   SembCorp Marine, Ltd.                                                            7,000               19,831               0.0%
    Sinarmas Land, Ltd.                                                             66,000               31,356               0.0%
    Singapore Airlines, Ltd.                                                        19,000              146,426               0.1%
    Singapore Exchange, Ltd.                                                        12,000               65,397               0.0%
#   Singapore Press Holdings, Ltd.                                                  35,000              116,660               0.1%
    Singapore Technologies Engineering, Ltd.                                        28,000               81,747               0.0%
    Singapore Telecommunications, Ltd.                                             109,000              320,817               0.1%
    Stamford Land Corp., Ltd.                                                       32,000               13,829               0.0%
    StarHub, Ltd.                                                                    8,000               25,714               0.0%
#   Super Group, Ltd.                                                               18,000               16,566               0.0%
    Swiber Holdings, Ltd.                                                           67,000               20,567               0.0%
    Tat Hong Holdings, Ltd.                                                         24,000               14,675               0.0%
    Triyards holdings, Ltd.                                                          2,300                1,188               0.0%
    United Engineers, Ltd.                                                          16,000               35,761               0.0%
#   United Envirotech, Ltd.                                                         29,000               33,103               0.0%
    United Industrial Corp., Ltd.                                                   40,000              104,071               0.0%
    United Overseas Bank, Ltd.                                                      16,359              293,082               0.1%
    UOB-Kay Hian Holdings, Ltd.                                                     11,000               13,102               0.0%
    UOL Group, Ltd.                                                                 14,451               72,584               0.0%
*   Vard Holdings, Ltd.                                                             23,000               12,300               0.0%
    Venture Corp., Ltd.                                                             14,000               84,328               0.0%
    Wilmar International, Ltd.                                                      17,000               42,376               0.0%
    Wing Tai Holdings, Ltd.                                                         13,510               18,824               0.0%
    Yongnam Holdings, Ltd.                                                         113,000               20,265               0.0%
                                                                                              -----------------    --------------
TOTAL SINGAPORE                                                                                       4,424,343               1.3%
                                                                                              -----------------    --------------
SPAIN -- (2.8%)
    Abengoa SA                                                                       1,793                7,947               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SPAIN -- (Continued)
    Abengoa SA Class B                                                              14,193    $          59,989               0.0%
    Abertis Infraestructuras SA                                                      6,339              132,183               0.1%
*   Acciona SA                                                                       1,551              108,397               0.1%
    Acerinox SA                                                                      4,201               62,509               0.0%
    ACS Actividades de Construccion y Servicios SA                                   3,873              143,740               0.1%
    Adveo Group International SA                                                       562               10,214               0.0%
*   Almirall SA                                                                      2,303               37,768               0.0%
    Amadeus IT Holding SA Class A                                                    9,884              363,654               0.1%
    Atresmedia Corp de Medios de Comunicacion SA                                     2,220               32,577               0.0%
    Banco Bilbao Vizcaya Argentaria SA                                              52,213              583,992               0.2%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR                                27,158              303,086               0.1%
    Banco de Sabadell SA                                                           148,741              430,042               0.1%
    Banco Popular Espanol SA                                                        74,626              428,667               0.1%
    Banco Santander SA                                                             144,846            1,279,790               0.4%
#   Banco Santander SA Sponsored ADR                                                42,298              370,954               0.1%
*   Bankia SA                                                                      156,173              280,072               0.1%
    Bankinter SA                                                                    19,356              160,123               0.1%
*   Baron de Ley                                                                       128               11,614               0.0%
    Bolsas y Mercados Espanoles SA                                                   2,253               85,719               0.0%
    CaixaBank SA                                                                    33,035              180,543               0.1%
*   Caja de Ahorros del Mediterraneo                                                   233                   --               0.0%
*   Cementos Portland Valderrivas SA                                                   155                  826               0.0%
    Cie Automotive SA                                                                2,547               34,555               0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                                       77               25,636               0.0%
*   Deoleo SA                                                                       55,083               25,554               0.0%
    Distribuidora Internacional de Alimentacion SA                                  16,825              106,902               0.1%
    Ebro Foods SA                                                                    1,132               20,262               0.0%
    Elecnor SA                                                                           3                   33               0.0%
    Enagas SA                                                                        7,450              250,020               0.1%
    Ence Energia y Celulosa SA                                                      11,101               24,042               0.0%
    Faes Farma SA                                                                    7,883               18,312               0.0%
    Ferrovial SA                                                                     7,997              163,499               0.1%
*   Fomento de Construcciones y Contratas SA                                           737               13,558               0.0%
*   Gamesa Corp. Tecnologica SA                                                      7,253               71,609               0.0%
    Gas Natural SDG SA                                                               7,972              230,205               0.1%
    Grifols SA                                                                       1,691               69,051               0.0%
    Grupo Catalana Occidente SA                                                      1,384               41,757               0.0%
    Iberdrola SA                                                                   104,516              739,861               0.2%
    Inditex SA                                                                       9,085              255,589               0.1%
    Indra Sistemas SA                                                                5,229               57,767               0.0%
*   Jazztel P.L.C.                                                                   6,108               97,652               0.0%
    Mapfre SA                                                                       26,245               89,996               0.0%
*   Mediaset Espana Comunicacion SA                                                  3,538               44,417               0.0%
    Melia Hotels International SA                                                    3,189               31,900               0.0%
*   NH Hotel Group SA                                                                1,077                4,918               0.0%
    Obrascon Huarte Lain SA                                                          1,609               47,040               0.0%
    Papeles y Cartones de Europa SA                                                  2,357               12,311               0.0%
*   Pescanova SA                                                                     1,279                   --               0.0%
*   Promotora de Informaciones SA Class A                                            4,718                1,335               0.0%
    Prosegur Cia de Seguridad SA                                                     7,096               41,680               0.0%
*   Realia Business SA                                                               8,376               12,214               0.0%
    Red Electrica Corp. SA                                                           2,364              206,569               0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SPAIN -- (Continued)
    Repsol SA                                                                       15,833    $         353,851               0.1%
    Repsol SA Sponsored ADR                                                          4,583              102,705               0.0%
*   Sacyr SA                                                                        10,782               47,374               0.0%
    Tecnicas Reunidas SA                                                             1,107               54,534               0.0%
    Telefonica SA                                                                   59,159              890,206               0.3%
    Telefonica SA Sponsored ADR                                                     16,998              254,630               0.1%
    Tubacex SA                                                                       5,015               21,327               0.0%
    Tubos Reunidos SA                                                                1,662                4,868               0.0%
    Vidrala SA                                                                         495               19,666               0.0%
    Viscofan SA                                                                      1,222               71,854               0.0%
*   Vocento SA                                                                         844                1,616               0.0%
    Zardoya Otis SA                                                                  5,474               63,825               0.0%
                                                                                              -----------------    --------------
TOTAL SPAIN                                                                                           9,699,106               3.0%
                                                                                              -----------------    --------------
SWEDEN -- (3.2%)
    AAK AB                                                                           1,087               58,956               0.0%
    AddTech AB Class B                                                               1,872               26,534               0.0%
    AF AB Class B                                                                    3,170               48,041               0.0%
    Alfa Laval AB                                                                    3,800               78,333               0.0%
    Assa Abloy AB Class B                                                            7,064              374,989               0.1%
    Atlas Copco AB Class A                                                          11,803              341,883               0.1%
    Atlas Copco AB Class B                                                           6,697              177,389               0.1%
    Atrium Ljungberg AB Class B                                                      2,034               28,462               0.0%
    Avanza Bank Holding AB                                                             683               21,762               0.0%
    Axfood AB                                                                          691               42,521               0.0%
#   Axis Communications AB                                                           2,030               55,493               0.0%
    B&B Tools AB Class B                                                             1,109               20,791               0.0%
    Beijer Ref AB Class B                                                              522                9,481               0.0%
    Betsson AB                                                                       1,322               46,709               0.0%
    Bilia AB Class A                                                                   992               28,160               0.0%
    BillerudKorsnas AB                                                               2,884               42,065               0.0%
    Bjoern Borg AB                                                                     385                1,170               0.0%
    Boliden AB                                                                      18,626              307,839               0.1%
    Byggmax Group AB                                                                 3,589               22,273               0.0%
    Castellum AB                                                                     6,807              104,386               0.1%
    Clas Ohlson AB Class B                                                             489                8,427               0.0%
*   Cloetta AB Class B                                                               6,574               19,088               0.0%
    Concentric AB                                                                    1,936               23,689               0.0%
    Duni AB                                                                          2,923               41,676               0.0%
    Electrolux AB Series B                                                           7,766              220,048               0.1%
    Elekta AB Class B                                                               16,298              167,134               0.1%
#*  Eniro AB                                                                         3,508                3,861               0.0%
    Fabege AB                                                                        4,911               63,041               0.0%
    Getinge AB Class B                                                              11,323              259,785               0.1%
    Gunnebo AB                                                                       1,977                9,993               0.0%
    Haldex AB                                                                        3,031               37,199               0.0%
    Hennes & Mauritz AB Class B                                                     10,170              405,778               0.1%
    Hexagon AB Class B                                                               7,915              267,096               0.1%
    Hexpol AB                                                                          792               70,169               0.0%
    HIQ International AB                                                             2,384               12,898               0.0%
    Holmen AB Class B                                                                3,136              103,794               0.0%
    Hufvudstaden AB Class A                                                            111                1,440               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWEDEN -- (Continued)
    Husqvarna AB Class A                                                             3,992    $          29,593               0.0%
    Husqvarna AB Class B                                                            16,439              122,736               0.1%
    ICA Gruppen AB                                                                   3,806              152,395               0.1%
    Industrial & Financial Systems Class B                                           1,168               36,370               0.0%
    Indutrade AB                                                                       778               31,417               0.0%
    Intrum Justitia AB                                                               2,642               78,683               0.0%
    JM AB                                                                            3,050               98,583               0.0%
    Kungsleden AB                                                                    6,798               42,407               0.0%
    Lagercrantz AB Class B                                                             480                9,099               0.0%
*   Lindab International AB                                                          2,338               21,496               0.0%
    Loomis AB Class B                                                                1,238               34,106               0.0%
*   Lundin Petroleum AB                                                              9,610              135,833               0.1%
    Meda AB Class A                                                                 10,931              143,153               0.1%
#*  Medivir AB Class B                                                               1,257               21,226               0.0%
    Mekonomen AB                                                                       225                4,746               0.0%
    Millicom International Cellular SA                                               1,197               97,694               0.0%
    Modern Times Group AB Class B                                                    1,582               48,909               0.0%
    Mycronic AB                                                                     11,440               31,070               0.0%
#   NCC AB Class B                                                                   3,362               98,893               0.0%
    Net Entertainment NE AB                                                          1,119               34,578               0.0%
    New Wave Group AB Class B                                                          752                3,459               0.0%
    Nibe Industrier AB Class B                                                       2,559               67,927               0.0%
    Nobia AB                                                                         5,022               40,823               0.0%
    Nolato AB Class B                                                                1,124               25,991               0.0%
    Nordea Bank AB                                                                  41,814              537,801               0.2%
    Nordnet AB Class B                                                               6,239               22,017               0.0%
#*  PA Resources AB                                                                      3                    1               0.0%
    Peab AB                                                                         11,052               75,033               0.0%
#   Ratos AB Class B                                                                 6,988               46,901               0.0%
*   Rezidor Hotel Group AB                                                           6,804               29,709               0.0%
    Saab AB Class B                                                                  3,378               91,230               0.0%
    Sandvik AB                                                                      35,848              393,794               0.1%
*   SAS AB                                                                           6,947               10,692               0.0%
    Securitas AB Class B                                                            14,122              156,268               0.1%
    Skandinaviska Enskilda Banken AB Class A                                        36,986              475,058               0.2%
    Skanska AB Class B                                                               7,810              159,203               0.1%
    SKF AB Class A                                                                   1,117               22,449               0.0%
    SKF AB Class B                                                                  11,556              231,784               0.1%
    SkiStar AB                                                                       1,243               14,233               0.0%
#*  SSAB AB Class A(B17H0S8)                                                         9,370               67,993               0.0%
*   SSAB AB Class A(BPRBWK4)                                                         1,911               13,593               0.0%
*   SSAB AB Class B(B17H3F6)                                                         8,498               54,425               0.0%
*   SSAB AB Class B(BPRBWM6)                                                         4,879               31,563               0.0%
    Svenska Cellulosa AB Class A                                                     1,455               32,689               0.0%
    Svenska Cellulosa AB Class B                                                    23,902              535,560               0.2%
    Svenska Handelsbanken AB Class A                                                 9,663              461,942               0.2%
    Svenska Handelsbanken AB Class B                                                   619               28,434               0.0%
    Swedbank AB Class A                                                             12,662              335,551               0.1%
    Swedish Match AB                                                                 9,690              315,090               0.1%
*   Swedish Orphan Biovitrum AB                                                      3,893               44,525               0.0%
    Systemair AB                                                                       348                4,609               0.0%
    Tele2 AB Class B                                                                 5,528               70,237               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWEDEN -- (Continued)
    Telefonaktiebolaget LM Ericsson Class A                                          2,994    $          33,349               0.0%
    Telefonaktiebolaget LM Ericsson Class B                                         51,438              607,812               0.2%
    Telefonaktiebolaget LM Ericsson Sponsored ADR                                   20,310              240,470               0.1%
    TeliaSonera AB                                                                  45,724              316,628               0.1%
    Trelleborg AB Class B                                                            8,996              154,015               0.1%
    Unibet Group P.L.C.                                                              1,240               71,473               0.0%
    Volvo AB Class A                                                                 7,466               87,023               0.0%
    Volvo AB Class B                                                                30,074              347,067               0.1%
    Wallenstam AB Class B                                                            3,723               56,171               0.0%
    Wihlborgs Fastigheter AB                                                         2,227               39,058               0.0%
                                                                                              -----------------    --------------
TOTAL SWEDEN                                                                                         11,178,990               3.4%
                                                                                              -----------------    --------------
SWITZERLAND -- (6.5%)
    ABB, Ltd.                                                                       30,839              676,567               0.2%
#   ABB, Ltd. Sponsored ADR                                                         16,629              364,840               0.1%
    Adecco SA                                                                        4,752              322,098               0.1%
#   AFG Arbonia-Forster Holding AG                                                     960               23,433               0.0%
    Allreal Holding AG                                                                 448               59,301               0.0%
    Alpiq Holding AG                                                                    48                4,829               0.0%
    ams AG                                                                           2,055               73,690               0.0%
    Autoneum Holding AG                                                                181               30,161               0.0%
    Baloise Holding AG                                                               1,538              193,611               0.1%
    Bank Coop AG                                                                       211                9,317               0.0%
    Banque Cantonale Vaudoise                                                           96               51,416               0.0%
    Barry Callebaut AG                                                                  89               93,412               0.0%
#   Basler Kantonalbank                                                                208               13,872               0.0%
    Belimo Holding AG                                                                    4                9,928               0.0%
    Berner Kantonalbank AG                                                             157               29,342               0.0%
    Bobst Group SA                                                                     718               31,251               0.0%
    Bossard Holding AG Class A                                                         136               13,785               0.0%
    Bucher Industries AG                                                               223               56,645               0.0%
    Burckhardt Compression Holding AG                                                  133               56,983               0.0%
    Burkhalter Holding AG                                                              229               19,402               0.0%
*   Charles Voegele Holding AG                                                         527                8,029               0.0%
    Chocoladefabriken Lindt & Sprungli AG                                                1               59,898               0.0%
    Cie Financiere Richemont SA                                                      8,465              713,716               0.2%
    Clariant AG                                                                     13,120              228,853               0.1%
*   Coca-Cola HBC AG ADR                                                             3,977               86,388               0.0%
    Conzzeta AG                                                                         18               63,513               0.0%
    Credit Suisse Group AG                                                          21,840              581,901               0.2%
#   Credit Suisse Group AG Sponsored ADR                                            21,939              584,455               0.2%
    Daetwyler Holding AG                                                               429               54,390               0.0%
#   DKSH Holding AG                                                                    842               62,257               0.0%
*   Dufry AG                                                                         1,066              153,685               0.1%
    Emmi AG                                                                             73               25,802               0.0%
    EMS-Chemie Holding AG                                                              188               67,705               0.0%
    Energiedienst Holding AG                                                           195                6,386               0.0%
    Flughafen Zuerich AG                                                               107               68,182               0.0%
#   Galenica AG                                                                        117              100,120               0.0%
    Gategroup Holding AG                                                               959               21,610               0.0%
    Geberit AG                                                                         967              330,071               0.1%
    Givaudan SA                                                                        243              405,803               0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWITZERLAND -- (Continued)
    Helvetia Holding AG                                                                239    $         113,648               0.1%
    Holcim, Ltd.                                                                     9,921              704,138               0.2%
    Huber & Suhner AG                                                                  684               33,741               0.0%
    Implenia AG                                                                        638               34,398               0.0%
    Inficon Holding AG                                                                 107               33,383               0.0%
    Interroll Holding AG                                                                25               14,215               0.0%
    Intershop Holdings AG                                                               64               23,620               0.0%
    Julius Baer Group, Ltd.                                                          9,787              429,040               0.1%
    Kudelski SA                                                                      2,490               31,757               0.0%
    Kuehne + Nagel International AG                                                    833              108,565               0.1%
    Kuoni Reisen Holding AG                                                            123               33,532               0.0%
    LEM Holding SA                                                                      36               27,016               0.0%
    Liechtensteinische Landesbank AG                                                   694               27,853               0.0%
    Logitech International SA                                                        7,268              102,899               0.1%
    Lonza Group AG                                                                   1,751              192,937               0.1%
    Luzerner Kantonalbank AG                                                           100               36,170               0.0%
    Metall Zug AG                                                                        9               22,192               0.0%
#*  Meyer Burger Technology AG                                                       3,607               30,427               0.0%
    Mobimo Holding AG                                                                  288               56,767               0.0%
    Nestle SA                                                                       33,974            2,491,453               0.8%
    Nobel Biocare Holding AG                                                         2,549               45,145               0.0%
    Novartis AG                                                                     10,302              956,055               0.3%
    Novartis AG ADR                                                                 20,867            1,934,162               0.6%
    OC Oerlikon Corp. AG                                                               640                8,098               0.0%
*   Orascom Development Holding AG                                                     654               11,416               0.0%
    Orior AG                                                                           397               21,464               0.0%
    Panalpina Welttransport Holding AG                                                 290               37,567               0.0%
    Partners Group Holding AG                                                          278               73,979               0.0%
    Phoenix Mecano AG                                                                   30               13,561               0.0%
    Rieter Holding AG                                                                  198               36,565               0.0%
    Roche Holding AG(7108918)                                                          359              102,256               0.0%
    Roche Holding AG(7110388)                                                        9,854            2,907,929               0.9%
    Schindler Holding AG                                                               292               39,532               0.0%
    Schweiter Technologies AG                                                           15               10,653               0.0%
    SGS SA                                                                             105              230,845               0.1%
    Sika AG                                                                            114              407,507               0.1%
    Sonova Holding AG                                                                1,312              204,581               0.1%
    St Galler Kantonalbank AG                                                           77               27,849               0.0%
    Straumann Holding AG                                                               258               63,521               0.0%
    Sulzer AG                                                                        1,178              134,267               0.1%
    Swatch Group AG (The)(7184725)                                                     716              339,643               0.1%
    Swatch Group AG (The)(7184736)                                                   1,228              103,892               0.1%
    Swiss Life Holding AG                                                            1,101              252,614               0.1%
    Swiss Re AG                                                                     11,143              901,032               0.3%
    Swisscom AG                                                                        555              327,184               0.1%
*   Swisslog Holding AG                                                              3,346                4,665               0.0%
    Swissquote Group Holding SA                                                        501               15,626               0.0%
    Syngenta AG                                                                      1,914              591,919               0.2%
    Syngenta AG ADR                                                                  1,500               93,000               0.0%
    Tecan Group AG                                                                     432               45,627               0.0%
    Temenos Group AG                                                                 1,495               52,195               0.0%
    U-Blox AG                                                                          336               45,422               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWITZERLAND -- (Continued)
    UBS AG(B18YFJ4)                                                                 29,907    $         520,027               0.2%
    UBS AG(H89231338)                                                               34,938              607,222               0.2%
    Valiant Holding AG                                                                 340               29,738               0.0%
    Valora Holding AG                                                                   40                8,285               0.0%
    Vaudoise Assurances Holding SA Class B                                              47               20,555               0.0%
    Vetropack Holding AG                                                                 6               10,244               0.0%
#*  Von Roll Holding AG                                                              4,126                5,960               0.0%
#   Vontobel Holding AG                                                                879               31,949               0.0%
    VP Bank AG                                                                          66                5,473               0.0%
*   Walter Meier AG                                                                    300               12,012               0.0%
    Zehnder Group AG                                                                   480               18,871               0.0%
    Zug Estates Holding AG                                                               5                6,061               0.0%
    Zuger Kantonalbank AG                                                                2                9,248               0.0%
    Zurich Insurance Group AG                                                        3,698            1,119,120               0.4%
                                                                                              -----------------    --------------
TOTAL SWITZERLAND                                                                                    22,748,934               6.9%
                                                                                              -----------------    --------------
UNITED KINGDOM -- (16.7%)
    A.G. BARR P.L.C.                                                                 1,821               17,204               0.0%
    Aberdeen Asset Management P.L.C.                                                62,354              433,648               0.1%
    Admiral Group P.L.C.                                                             6,494              138,953               0.1%
*   Afren P.L.C.                                                                    43,528               53,668               0.0%
    African Barrick Gold P.L.C.                                                        156                  514               0.0%
*   Aga Rangemaster Group P.L.C.                                                       991                2,318               0.0%
    Aggreko P.L.C.                                                                   5,737              139,970               0.1%
    Alent P.L.C.                                                                     4,164               22,358               0.0%
    AMEC P.L.C.                                                                     18,608              310,272               0.1%
    Amlin P.L.C.                                                                    35,774              261,098               0.1%
    Anglo American P.L.C.                                                           31,855              672,572               0.2%
    Anglo Pacific Group P.L.C.                                                       9,390               19,893               0.0%
    Antofagasta P.L.C.                                                              14,119              159,005               0.1%
    ARM Holdings P.L.C.                                                              5,384               76,223               0.0%
    ARM Holdings P.L.C. Sponsored ADR                                                8,359              357,013               0.1%
#   Ashmore Group P.L.C.                                                             6,735               34,392               0.0%
    Ashtead Group P.L.C.                                                            25,129              421,017               0.1%
    AstraZeneca P.L.C. Sponsored ADR                                                15,356            1,120,067               0.4%
    Aviva P.L.C.                                                                    69,385              580,354               0.2%
    Aviva P.L.C. Sponsored ADR                                                      20,693              344,538               0.1%
    Avon Rubber P.L.C.                                                                 439                4,708               0.0%
    Babcock International Group P.L.C.                                              12,772              224,162               0.1%
    BAE Systems P.L.C.                                                              51,670              380,511               0.1%
    Balfour Beatty P.L.C.                                                           35,417               87,500               0.0%
    Bank of Georgia Holdings P.L.C.                                                  1,539               63,118               0.0%
    Barclays P.L.C.                                                                 60,528              232,786               0.1%
#   Barclays P.L.C. Sponsored ADR                                                   61,066              940,416               0.3%
    Barratt Developments P.L.C.                                                     66,795              449,021               0.1%
    BBA Aviation P.L.C.                                                             15,321               86,729               0.0%
    Beazley P.L.C.                                                                  27,575              115,821               0.0%
    Bellway P.L.C.                                                                   6,633              186,063               0.1%
    Berendsen P.L.C.                                                                 3,002               48,612               0.0%
    Berkeley Group Holdings P.L.C.                                                   7,873              287,926               0.1%
    BG Group P.L.C.                                                                 65,877            1,097,908               0.3%
    Bloomsbury Publishing P.L.C.                                                     3,636                9,334               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Bodycote P.L.C.                                                                  7,134    $          71,402               0.0%
    Booker Group P.L.C.                                                             11,561               25,981               0.0%
    Bovis Homes Group P.L.C.                                                         5,933               80,127               0.0%
    BP P.L.C. Sponsored ADR                                                         77,785            3,380,536               1.0%
    Brammer P.L.C.                                                                   6,600               34,290               0.0%
    Brewin Dolphin Holdings P.L.C.                                                  11,579               52,732               0.0%
    British American Tobacco P.L.C.                                                  7,802              442,199               0.1%
#   British American Tobacco P.L.C. Sponsored ADR                                    9,620            1,092,447               0.3%
    British Polythene Industries P.L.C.                                              1,104               11,436               0.0%
    British Sky Broadcasting Group P.L.C.                                           10,601              150,240               0.1%
    British Sky Broadcasting Group P.L.C. Sponsored ADR                              2,100              119,427               0.0%
    Britvic P.L.C.                                                                   8,403               91,618               0.0%
    BT Group P.L.C.                                                                102,043              601,577               0.2%
*   BTG P.L.C.                                                                       7,993               96,617               0.0%
    Bunzl P.L.C.                                                                     9,314              252,926               0.1%
    Burberry Group P.L.C.                                                            8,730              214,527               0.1%
#   Bwin.Party Digital Entertainment P.L.C.                                          8,620               12,391               0.0%
    Cable & Wireless Communications P.L.C.                                          59,191               45,741               0.0%
    Cape P.L.C.                                                                      5,529               23,919               0.0%
    Capita P.L.C.                                                                   10,502              184,645               0.1%
    Capital & Regional P.L.C.                                                       16,688               12,860               0.0%
    Carillion P.L.C.                                                                11,868               63,228               0.0%
    Carnival P.L.C. ADR                                                                900               35,856               0.0%
    Catlin Group, Ltd.                                                              17,333              148,904               0.1%
    Centamin P.L.C.                                                                 60,983               49,937               0.0%
    Centrica P.L.C.                                                                 61,256              297,090               0.1%
    Chemring Group P.L.C.                                                            3,286               12,825               0.0%
    Chesnara P.L.C.                                                                  5,426               29,886               0.0%
    Cineworld Group P.L.C.                                                           8,907               47,749               0.0%
    Close Brothers Group P.L.C.                                                      8,413              197,429               0.1%
    Cobham P.L.C.                                                                   33,028              154,065               0.1%
    Coca-Cola HBC AG                                                                 2,100               45,810               0.0%
*   Colt Group SA                                                                   23,480               51,732               0.0%
    Communisis P.L.C.                                                               24,464               21,576               0.0%
    Compass Group P.L.C.                                                            35,564              574,039               0.2%
    Computacenter P.L.C.                                                             5,423               53,627               0.0%
    Connect Group P.L.C.                                                             4,847               13,664               0.0%
    Consort Medical P.L.C.                                                           1,136               13,061               0.0%
    Cranswick P.L.C.                                                                 2,118               48,088               0.0%
    Croda International P.L.C.                                                       5,601              205,928               0.1%
    CSR P.L.C.                                                                       6,238               83,834               0.0%
    Daily Mail & General Trust P.L.C.                                               11,751              148,691               0.1%
    Dairy Crest Group P.L.C.                                                         3,168               21,163               0.0%
    DCC P.L.C.                                                                       2,739              153,496               0.1%
    De La Rue P.L.C.                                                                 2,414               20,214               0.0%
    Debenhams P.L.C.                                                                27,433               28,483               0.0%
    Dechra Pharmaceuticals P.L.C.                                                    3,170               38,547               0.0%
    Development Securities P.L.C.                                                    4,283               14,509               0.0%
    Devro P.L.C.                                                                     8,421               36,717               0.0%
    Diageo P.L.C.                                                                    9,540              281,357               0.1%
    Diageo P.L.C. Sponsored ADR                                                      2,723              321,232               0.1%
    Dignity P.L.C.                                                                     564               14,170               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Diploma P.L.C.                                                                   2,091    $          23,270               0.0%
    Direct Line Insurance Group P.L.C.                                              32,247              142,650               0.1%
    Dixons Carphone P.L.C.                                                          16,356              103,856               0.0%
    Domino Printing Sciences P.L.C.                                                  2,816               27,235               0.0%
    Domino's Pizza Group P.L.C.                                                      3,573               36,397               0.0%
    Drax Group P.L.C.                                                               20,830              198,197               0.1%
    DS Smith P.L.C.                                                                 30,017              127,490               0.1%
    Dunelm Group P.L.C.                                                                838               11,303               0.0%
    E2V Technologies P.L.C.                                                          3,925               10,069               0.0%
    Electrocomponents P.L.C.                                                        10,892               40,052               0.0%
    Elementis P.L.C.                                                                28,161              119,266               0.0%
*   EnQuest P.L.C.                                                                  34,923               38,839               0.0%
*   Enterprise Inns P.L.C.                                                          18,852               38,623               0.0%
    Essentra P.L.C.                                                                  5,569               61,316               0.0%
    Euromoney Institutional Investor P.L.C.                                            754               12,703               0.0%
    Evraz P.L.C.                                                                    13,428               27,836               0.0%
    Experian P.L.C.                                                                 16,648              250,322               0.1%
    Fenner P.L.C.                                                                    8,735               43,232               0.0%
    Ferrexpo P.L.C.                                                                 10,562               14,263               0.0%
    Fidessa Group P.L.C.                                                               581               21,764               0.0%
*   Findel P.L.C.                                                                    1,988                8,397               0.0%
*   Firstgroup P.L.C.                                                                1,273                2,294               0.0%
*   Fortune Oil P.L.C.                                                              50,047                6,389               0.0%
    Fresnillo P.L.C.                                                                 4,173               46,634               0.0%
    Friends Life Group, Ltd.                                                        51,352              266,313               0.1%
    Fuller Smith & Turner                                                              636                9,524               0.0%
    G4S P.L.C.                                                                      56,051              229,431               0.1%
    Galliford Try P.L.C.                                                             3,318               64,938               0.0%
*   Gem Diamonds, Ltd.                                                               3,300                8,211               0.0%
    Genus P.L.C.                                                                     1,188               23,403               0.0%
    GKN P.L.C.                                                                      26,709              136,481               0.1%
    GlaxoSmithKline P.L.C.                                                           9,599              217,071               0.1%
    GlaxoSmithKline P.L.C. Sponsored ADR                                            18,679              849,708               0.3%
    Glencore P.L.C.                                                                166,388              853,676               0.3%
    Go-Ahead Group P.L.C.                                                              891               35,081               0.0%
    Grafton Group P.L.C.                                                             9,346               94,875               0.0%
    Greencore Group P.L.C.                                                          20,358               85,422               0.0%
    Greene King P.L.C.                                                               7,915              101,759               0.0%
    Greggs P.L.C.                                                                    2,161               20,961               0.0%
    Halfords Group P.L.C.                                                           12,696              100,784               0.0%
    Halma P.L.C.                                                                    12,100              120,733               0.0%
    Hargreaves Lansdown P.L.C.                                                       8,708              138,755               0.1%
    Hays P.L.C.                                                                     39,773               78,552               0.0%
    Headlam Group P.L.C.                                                               999                6,251               0.0%
    Helical Bar P.L.C.                                                               7,871               44,125               0.0%
    Henderson Group P.L.C.                                                          34,976              117,788               0.0%
    Hikma Pharmaceuticals P.L.C.                                                     4,073              123,536               0.1%
    Hill & Smith Holdings P.L.C.                                                     3,774               34,289               0.0%
    Hiscox, Ltd.                                                                    17,278              188,447               0.1%
*   Hochschild Mining P.L.C.                                                         1,326                2,097               0.0%
    Home Retail Group P.L.C.                                                        50,141              147,141               0.1%
    Homeserve P.L.C.                                                                 3,055               16,879               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Howden Joinery Group P.L.C.                                                     19,467    $         106,808               0.0%
    HSBC Holdings P.L.C.                                                            16,007              163,197               0.1%
    HSBC Holdings P.L.C. Sponsored ADR                                              49,104            2,505,286               0.8%
    Hunting P.L.C.                                                                   7,261               85,528               0.0%
    ICAP P.L.C.                                                                     24,324              163,304               0.1%
    IG Group Holdings P.L.C.                                                        20,552              198,069               0.1%
*   Imagination Technologies Group P.L.C.                                            4,965               15,187               0.0%
    IMI P.L.C.                                                                       8,400              164,502               0.1%
    Imperial Tobacco Group P.L.C.                                                   24,241            1,053,073               0.3%
    Inchcape P.L.C.                                                                 25,989              289,525               0.1%
    Informa P.L.C.                                                                  11,597               89,405               0.0%
    Inmarsat P.L.C.                                                                 10,496              115,245               0.0%
    Innovation Group P.L.C.                                                        128,346               55,548               0.0%
    InterContinental Hotels Group P.L.C. ADR                                         2,132               81,048               0.0%
    Interserve P.L.C.                                                                2,930               29,747               0.0%
    Intertek Group P.L.C.                                                            3,391              147,801               0.1%
    Investec P.L.C.                                                                 32,948              302,116               0.1%
*   IP Group P.L.C.                                                                  4,878               16,216               0.0%
    ITE Group P.L.C.                                                                 6,026               16,442               0.0%
    ITV P.L.C.                                                                      72,400              235,205               0.1%
    J D Wetherspoon P.L.C.                                                           4,105               55,500               0.0%
#   J Sainsbury P.L.C.                                                              63,269              249,252               0.1%
    James Fisher & Sons P.L.C.                                                       1,771               36,922               0.0%
    Jardine Lloyd Thompson Group P.L.C.                                              5,040               76,846               0.0%
    JD Sports Fashion P.L.C.                                                         1,648               12,188               0.0%
    John Wood Group P.L.C.                                                          15,568              165,178               0.1%
    Johnson Matthey P.L.C.                                                           7,907              377,517               0.1%
    Jupiter Fund Management P.L.C.                                                   9,114               52,267               0.0%
*   Kazakhmys P.L.C.                                                                 2,895               10,681               0.0%
    Kcom Group P.L.C.                                                               11,870               17,673               0.0%
    Keller Group P.L.C.                                                              3,054               40,806               0.0%
    Kier Group P.L.C.                                                                1,201               28,642               0.0%
    Kingfisher P.L.C.                                                               55,545              269,086               0.1%
    Ladbrokes P.L.C.                                                                 4,695                8,893               0.0%
    Laird P.L.C.                                                                     7,873               39,739               0.0%
*   Lamprell P.L.C.                                                                 15,273               35,839               0.0%
    Lancashire Holdings, Ltd.                                                        4,724               50,636               0.0%
    Legal & General Group P.L.C.                                                   198,527              735,798               0.2%
*   Lloyds Banking Group P.L.C.                                                    820,267            1,012,939               0.3%
*   Lloyds Banking Group P.L.C. ADR                                                 32,457              159,688               0.1%
    London Stock Exchange Group P.L.C.                                               6,477              209,161               0.1%
#*  Lonmin P.L.C.                                                                   21,053               59,013               0.0%
    Lookers P.L.C.                                                                   8,574               19,069               0.0%
    Low & Bonar P.L.C.                                                              19,043               16,895               0.0%
    Man Group P.L.C.                                                                52,508              104,111               0.0%
    Marks & Spencer Group P.L.C.                                                    25,169              163,896               0.1%
    Marshalls P.L.C.                                                                 2,042                6,516               0.0%
    Marston's P.L.C.                                                                32,058               77,427               0.0%
    McBride P.L.C.                                                                   7,116                9,051               0.0%
    Mears Group P.L.C.                                                               3,263               23,054               0.0%
    Meggitt P.L.C.                                                                  36,215              261,596               0.1%
    Melrose Industries P.L.C.                                                       37,945              155,957               0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Michael Page International P.L.C.                                                9,465    $          59,015               0.0%
    Micro Focus International P.L.C.                                                 2,905               46,280               0.0%
    Millennium & Copthorne Hotels P.L.C.                                               512                4,671               0.0%
*   Mitchells & Butlers P.L.C.                                                       6,146               37,409               0.0%
    Mitie Group P.L.C.                                                              16,416               79,203               0.0%
    Mondi P.L.C.                                                                    16,087              271,878               0.1%
    Moneysupermarket.com Group P.L.C.                                               12,316               39,565               0.0%
    Morgan Advanced Materials P.L.C.                                                 5,769               26,082               0.0%
    Morgan Sindall Group P.L.C.                                                      2,809               30,920               0.0%
    N Brown Group P.L.C.                                                             7,241               38,979               0.0%
    National Express Group P.L.C.                                                   15,437               61,635               0.0%
    National Grid P.L.C.                                                             7,548              112,012               0.0%
#   National Grid P.L.C. Sponsored ADR                                               8,308              618,032               0.2%
    Next P.L.C.                                                                      2,221              229,289               0.1%
    Northgate P.L.C.                                                                 3,633               28,499               0.0%
    Novae Group P.L.C.                                                                 169                1,498               0.0%
    Old Mutual P.L.C.                                                              131,956              409,799               0.1%
*   Optos P.L.C.                                                                     3,078               11,571               0.0%
    Oxford Instruments P.L.C.                                                          349                6,047               0.0%
    Pace P.L.C.                                                                      7,703               42,824               0.0%
    PayPoint P.L.C.                                                                  1,450               20,016               0.0%
    Pearson P.L.C.                                                                     850               15,933               0.0%
    Pearson P.L.C. Sponsored ADR                                                    37,005              693,844               0.2%
    Pennon Group P.L.C.                                                             10,595              141,383               0.1%
    Persimmon P.L.C.                                                                21,578              506,763               0.2%
*   Petra Diamonds, Ltd.                                                            10,992               29,162               0.0%
    Petrofac, Ltd.                                                                  16,854              285,563               0.1%
*   Petropavlovsk P.L.C.                                                             2,951                1,020               0.0%
    Phoenix Group Holdings                                                           1,976               23,859               0.0%
    Phoenix IT Group P.L.C.                                                          1,162                2,228               0.0%
    Playtech P.L.C.                                                                  6,282               71,153               0.0%
    Premier Farnell P.L.C.                                                           6,585               20,000               0.0%
*   Premier Foods P.L.C.                                                             6,960                3,674               0.0%
    Premier Oil P.L.C.                                                              13,915               57,459               0.0%
    Prudential P.L.C.                                                               19,483              451,149               0.1%
    Prudential P.L.C. ADR                                                           10,517              487,253               0.2%
    PZ Cussons P.L.C.                                                                7,054               41,839               0.0%
    QinetiQ Group P.L.C.                                                            10,740               34,809               0.0%
*   Quintain Estates & Development P.L.C.                                           32,610               42,845               0.0%
    Randgold Resources, Ltd.                                                         3,093              181,028               0.1%
*   Raven Russia, Ltd.                                                               5,190                5,142               0.0%
    Reckitt Benckiser Group P.L.C.                                                  13,473            1,134,743               0.4%
    Redrow P.L.C.                                                                    8,714               40,342               0.0%
    Reed Elsevier P.L.C.                                                            12,196              200,713               0.1%
#   Reed Elsevier P.L.C. Sponsored ADR                                               2,541              167,045               0.1%
    Regus P.L.C.                                                                     6,442               20,409               0.0%
    Renishaw P.L.C.                                                                  1,838               52,287               0.0%
    Rentokil Initial P.L.C.                                                         52,946              104,417               0.0%
    Restaurant Group P.L.C. (The)                                                    5,452               59,070               0.0%
    Rexam P.L.C.                                                                    28,054              213,824               0.1%
    Ricardo P.L.C.                                                                   1,818               19,205               0.0%
    Rightmove P.L.C.                                                                 3,271              110,637               0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Rio Tinto P.L.C.                                                                 1,772    $          84,314               0.0%
#   Rio Tinto P.L.C. Sponsored ADR                                                  10,230              490,733               0.2%
    Rolls-Royce Holdings P.L.C.                                                     33,307              451,126               0.1%
    Rotork P.L.C.                                                                    2,625              107,602               0.0%
*   Royal Bank of Scotland Group P.L.C.                                              3,977               24,728               0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR                               10,672              132,653               0.1%
    Royal Dutch Shell P.L.C. ADR(780259107)                                         21,316            1,591,666               0.5%
    Royal Dutch Shell P.L.C. ADR(780259206)                                         16,936            1,215,835               0.4%
    Royal Dutch Shell P.L.C. Class A                                                 2,195               78,409               0.0%
    Royal Dutch Shell P.L.C. Class B                                                 2,289               84,568               0.0%
    RPC Group P.L.C.                                                                10,354               90,434               0.0%
    RPS Group P.L.C.                                                                10,423               39,133               0.0%
*   RSA Insurance Group P.L.C.                                                      29,593              228,981               0.1%
    SABMiller P.L.C.                                                                11,921              674,287               0.2%
*   Salamander Energy P.L.C.                                                         7,131               12,102               0.0%
    Savills P.L.C.                                                                   6,177               63,604               0.0%
    Schroders P.L.C.(0239581)                                                        1,920               59,227               0.0%
    Schroders P.L.C.(0240549)                                                        3,075              118,918               0.0%
*   SDL P.L.C.                                                                       2,041               12,861               0.0%
    Senior P.L.C.                                                                   17,526               75,234               0.0%
    Serco Group P.L.C.                                                              12,629               60,266               0.0%
*   Severfield P.L.C.                                                               19,906               19,161               0.0%
    Severn Trent P.L.C.                                                              6,953              222,242               0.1%
    Shanks Group P.L.C.                                                             20,199               31,461               0.0%
    Shire P.L.C.                                                                     4,536              304,352               0.1%
    Shire P.L.C. ADR                                                                 1,800              359,640               0.1%
    SIG P.L.C.                                                                      22,719               53,266               0.0%
    Smith & Nephew P.L.C. Sponsored ADR                                              5,250              178,762               0.1%
    Smiths Group P.L.C.                                                             20,870              389,783               0.1%
    Soco International P.L.C.                                                        9,859               51,924               0.0%
    Spectris P.L.C.                                                                  4,091              118,164               0.0%
    Speedy Hire P.L.C.                                                              13,614               13,555               0.0%
    Spirax-Sarco Engineering P.L.C.                                                  1,723               78,730               0.0%
    Spirent Communications P.L.C.                                                    8,253                9,869               0.0%
    Spirit Pub Co. P.L.C.                                                           29,354               50,086               0.0%
*   Sports Direct International P.L.C.                                               6,890               71,163               0.0%
    SSE P.L.C.                                                                      32,118              823,216               0.3%
    St Ives P.L.C.                                                                   1,554                4,793               0.0%
    St James's Place P.L.C.                                                         14,986              179,192               0.1%
    ST Modwen Properties P.L.C.                                                      5,130               29,735               0.0%
    Stagecoach Group P.L.C.                                                         11,185               69,329               0.0%
    Standard Chartered P.L.C.                                                       27,011              406,587               0.1%
    Standard Life P.L.C.                                                            61,863              390,639               0.1%
    Sthree P.L.C.                                                                    2,477               12,274               0.0%
    Synergy Health P.L.C.                                                            1,599               47,828               0.0%
    Synthomer P.L.C.                                                                 4,491               14,604               0.0%
    TalkTalk Telecom Group P.L.C.                                                   14,733               70,909               0.0%
    Taylor Wimpey P.L.C.                                                           180,424              342,726               0.1%
    Ted Baker P.L.C.                                                                   608               18,985               0.0%
    Telecity Group P.L.C.                                                            5,803               71,661               0.0%
    Telecom Plus P.L.C.                                                              1,277               28,859               0.0%
    Tesco P.L.C.                                                                   124,729              346,246               0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
*   Thomas Cook Group P.L.C.                                                         9,258    $          18,445               0.0%
    Topps Tiles P.L.C.                                                               4,626                7,518               0.0%
    Travis Perkins P.L.C.                                                           13,535              358,627               0.1%
*   Trinity Mirror P.L.C.                                                            3,332                8,743               0.0%
    TT electronics P.L.C.                                                           11,738               31,473               0.0%
    Tullett Prebon P.L.C.                                                            1,288                5,858               0.0%
    Tullow Oil P.L.C.                                                               17,973              140,261               0.1%
    UBM P.L.C.                                                                       5,598               51,028               0.0%
    UDG Healthcare P.L.C.                                                            1,895                9,978               0.0%
    Ultra Electronics Holdings P.L.C.                                                1,523               42,591               0.0%
    Unilever P.L.C.                                                                  2,038               81,980               0.0%
    Unilever P.L.C. Sponsored ADR                                                   14,627              588,444               0.2%
    Unite Group P.L.C. (The)                                                         9,122               62,370               0.0%
    United Utilities Group P.L.C.                                                   36,939              506,369               0.2%
    UTV Media P.L.C.                                                                 2,842                9,440               0.0%
    Vedanta Resources P.L.C.                                                         3,226               42,571               0.0%
    Victrex P.L.C.                                                                   1,888               51,285               0.0%
    Vodafone Group P.L.C.                                                          112,651              374,614               0.1%
    Vodafone Group P.L.C. Sponsored ADR                                             26,423              877,778               0.3%
    Weir Group P.L.C. (The)                                                          6,032              220,463               0.1%
    WH Smith P.L.C.                                                                  3,152               56,909               0.0%
    Whitbread P.L.C.                                                                 3,737              261,220               0.1%
    WM Morrison Supermarkets P.L.C.                                                 64,665              160,556               0.1%
    Wolseley P.L.C.                                                                  6,011              319,642               0.1%
    WPP P.L.C.                                                                      11,150              217,789               0.1%
    WPP P.L.C. Sponsored ADR                                                         2,474              241,438               0.1%
    WS Atkins P.L.C.                                                                 2,799               60,853               0.0%
    Xaar P.L.C.                                                                      1,636                7,294               0.0%
    Xchanging P.L.C.                                                                 3,063                9,287               0.0%
    XP Power, Ltd.                                                                     435                9,868               0.0%
                                                                                              -----------------    --------------
TOTAL UNITED KINGDOM                                                                                 58,243,089              17.8%
                                                                                              -----------------    --------------
UNITED STATES -- (0.0%)
*   Chaparral Gold Corp.                                                               500                  266               0.0%
*   Endo International P.L.C.                                                          327               21,850               0.0%
                                                                                              -----------------    --------------
TOTAL UNITED STATES                                                                                      22,116               0.0%
                                                                                              -----------------    --------------
TOTAL COMMON STOCKS                                                                                 324,102,161              98.8%
                                                                                              -----------------    --------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Porsche Automobil Holding SE                                                     2,131              174,981               0.1%
                                                                                              -----------------    --------------
UNITED KINGDOM -- (0.0%)
    Rolls-Royce Holdings P.L.C.                                                  2,997,630                4,795               0.0%
                                                                                              -----------------    --------------
TOTAL PREFERRED STOCKS                                                                                  179,776               0.1%
                                                                                              -----------------    --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*  Intercell AG Rights                                                                265                   --               0.0%
                                                                                              -----------------    --------------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (0.0%)
*   Groupe Fnac Rights 05/16/15                                                          3    $              15               0.0%
*   Peugeot SA Warrants 04/29/17                                                    12,623               19,140               0.0%
                                                                                              -----------------    --------------
TOTAL FRANCE                                                                                             19,155               0.0%
                                                                                              -----------------    --------------
GERMANY -- (0.0%)
#*  Rhoen Klinikum AG Rights 11/14/14                                                3,216                2,708               0.0%
                                                                                              -----------------    --------------
ITALY -- (0.0%)
*   Trevi Finanziaria Industriale SpA Rights 11/06/14                                2,693                3,004               0.0%
                                                                                              -----------------    --------------
SPAIN -- (0.0%)
*   Banco Santander SA Rights 11/03/14                                             144,846               27,590               0.0%
*   Vidrala SA Rights 11/13/14                                                         495                  967               0.0%
                                                                                              -----------------    --------------
TOTAL SPAIN                                                                                              28,557               0.0%
                                                                                              -----------------    --------------
UNITED KINGDOM -- (0.0%)
*   Consort Medical P.L.C. Rights                                                      710                8,263               0.0%
*   McBride P.L.C. Rights                                                          234,828                  375               0.0%
                                                                                              -----------------    --------------
TOTAL UNITED KINGDOM                                                                                      8,638               0.0%
                                                                                              -----------------    --------------
TOTAL RIGHTS/WARRANTS                                                                                    62,062               0.0%
                                                                                              -----------------    --------------

                                                                                                   VALUE+
                                                                                              -----------------
(S)@  DFA Short Term Investment Fund                                             2,185,669           25,288,193               7.7%
                                                                                              -----------------    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $323,623,199)                                             $     349,632,192             106.6%
                                                                                              =================    ==============

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                      -----------------------------------------------------------------------------
                                                           LEVEL 1            LEVEL 2             LEVEL 3              TOTAL
                                                      -----------------  ------------------  -----------------  -------------------
Common Stocks
    Australia                                         $       1,209,909  $       19,354,439                 --  $        20,564,348
    Austria                                                          --           1,362,018                 --            1,362,018
    Belgium                                                     616,367           4,128,642                 --            4,745,009
    Canada                                                   31,028,793                  10                 --           31,028,803
    China                                                            --                 903                 --                  903
    Denmark                                                     662,565           4,587,640                 --            5,250,205
    Finland                                                     410,432           4,414,925                 --            4,825,357
    France                                                    1,326,499          27,008,453                 --           28,334,952
    Germany                                                   1,535,649          20,758,262                 --           22,293,911
    Greece                                                           --                  --                 --                   --
    Hong Kong                                                    50,426           7,793,738                 --            7,844,164
    Ireland                                                     287,709           1,089,632                 --            1,377,341
    Israel                                                      449,238           1,276,853                 --            1,726,091
    Italy                                                       185,254           7,881,084                 --            8,066,338
    Japan                                                     3,849,427          62,620,019                 --           66,469,446
    Netherlands                                               2,403,599           6,419,666                 --            8,823,265
    New Zealand                                                   7,220             790,098                 --              797,318
    Norway                                                      179,306           2,982,874                 --            3,162,180
    Portugal                                                      3,586           1,110,348                 --            1,113,934
    Singapore                                                        --           4,424,343                 --            4,424,343
    Spain                                                     1,031,375           8,667,731                 --            9,699,106
    Sweden                                                      240,470          10,938,520                 --           11,178,990
    Switzerland                                               3,670,067          19,078,867                 --           22,748,934
    United Kingdom                                           18,961,956          39,281,133                 --           58,243,089
    United States                                                22,116                  --                 --               22,116
Preferred Stocks
    Germany                                                          --             174,981                 --              174,981
    United Kingdom                                                   --               4,795                 --                4,795
Rights/Warrants
    Austria                                                          --                  --                 --                   --
    France                                                           --              19,155                 --               19,155
    Germany                                                          --               2,708                 --                2,708
    Italy                                                            --               3,004                 --                3,004
    Spain                                                            --              28,557                 --               28,557
    United Kingdom                                                8,263                 375                 --                8,638
Securities Lending Collateral                                        --          25,288,193                 --           25,288,193
                                                      -----------------  ------------------  -----------------  -------------------
TOTAL                                                 $      68,140,226  $      281,491,966                 --  $       349,632,192
                                                      =================  ==================  =================  ===================

                  DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
COMMON STOCKS -- (94.1%)
AUSTRALIA -- (5.8%)
*    Alumina, Ltd.                                                           37,687     $             54,469                   0.1%
     Asciano, Ltd.                                                           34,247                  189,436                   0.3%
     Bank of Queensland, Ltd.                                                 6,312                   70,169                   0.1%
     Bendigo & Adelaide Bank Ltd                                              5,666                   62,224                   0.1%
*    BlueScope Steel, Ltd.                                                    7,923                   36,937                   0.1%
     Boral, Ltd.                                                             15,539                   68,250                   0.1%
     Caltex Australia, Ltd.                                                   1,429                   39,359                   0.1%
     Echo Entertainment Group, Ltd.                                          18,272                   61,352                   0.1%
     Fortescue Metals Group, Ltd.                                             7,482                   23,092                   0.0%
#    Harvey Norman Holdings, Ltd.                                             7,208                   24,239                   0.0%
     Incitec Pivot, Ltd.                                                     39,877                  102,328                   0.1%
     Lend Lease Group                                                        10,044                  140,084                   0.2%
     Macquarie Group, Ltd.                                                    9,102                  491,885                   0.7%
#    Metcash, Ltd.                                                              871                    2,175                   0.0%
     National Australia Bank, Ltd.                                           14,424                  446,217                   0.6%
#    New Hope Corp., Ltd.                                                     1,031                    2,040                   0.0%
*    Newcrest Mining, Ltd.                                                    9,642                   79,080                   0.1%
#    Orica, Ltd.                                                                483                    8,817                   0.0%
     Origin Energy, Ltd.                                                     13,089                  164,433                   0.2%
     Primary Health Care, Ltd.                                                7,694                   31,530                   0.0%
*    Qantas Airways, Ltd.                                                    25,486                   38,079                   0.1%
#    QBE Insurance Group, Ltd.                                               17,908                  181,908                   0.3%
     Rio Tinto, Ltd.                                                          4,196                  224,059                   0.3%
     Santos, Ltd.                                                            33,098                  379,278                   0.5%
     Seven Group Holdings, Ltd.                                               3,080                   18,580                   0.0%
#    Sims Metal Management, Ltd.                                              3,434                   34,283                   0.0%
#    Sonic Healthcare, Ltd.                                                   2,137                   35,365                   0.1%
     Suncorp Group, Ltd.                                                     24,653                  320,790                   0.4%
     Tabcorp Holdings, Ltd.                                                  15,227                   54,698                   0.1%
     Tatts Group, Ltd.                                                       28,433                   87,036                   0.1%
#    Toll Holdings, Ltd.                                                     13,122                   65,744                   0.1%
     Treasury Wine Estates, Ltd.                                             12,274                   50,114                   0.1%
#    Washington H Soul Pattinson & Co., Ltd.                                    288                    3,605                   0.0%
     Wesfarmers, Ltd.                                                        15,985                  622,086                   0.9%
     Woodside Petroleum, Ltd.                                                 3,523                  125,138                   0.2%
                                                                                        --------------------    ------------------
TOTAL AUSTRALIA                                                                                    4,338,879                   6.1%
                                                                                        --------------------    ------------------
AUSTRIA -- (0.1%)
     OMV AG                                                                     489                   15,371                   0.0%
     Raiffeisen Bank International AG                                         1,529                   32,738                   0.1%
                                                                                        --------------------    ------------------
TOTAL AUSTRIA                                                                                         48,109                   0.1%
                                                                                        --------------------    ------------------
BELGIUM -- (1.5%)
     Ageas                                                                    5,638                  188,473                   0.3%
     Belgacom SA                                                                632                   23,870                   0.0%
     Colruyt SA                                                               1,084                   49,371                   0.1%
     Delhaize Group SA                                                        3,211                  219,552                   0.3%
*    KBC Groep NV                                                             2,149                  115,435                   0.2%
     Solvay SA                                                                1,860                  253,926                   0.3%
     UCB SA                                                                   2,810                  226,616                   0.3%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
BELGIUM -- (Continued)
     Umicore SA                                                               2,129     $             83,560                   0.1%
                                                                                        --------------------    ------------------
TOTAL BELGIUM                                                                                      1,160,803                   1.6%
                                                                                        --------------------    ------------------
CANADA -- (7.6%)
     Agnico Eagle Mines, Ltd.                                                 1,338                   31,443                   0.0%
     Agrium, Inc.                                                             1,549                  151,523                   0.2%
     Bank of Montreal                                                         1,044                   75,794                   0.1%
     Barrick Gold Corp.                                                      18,962                  225,079                   0.3%
#*   BlackBerry, Ltd.                                                         7,188                   75,512                   0.1%
#    Bonavista Energy Corp.                                                   1,204                   11,313                   0.0%
     Cameco Corp.                                                             4,527                   78,607                   0.1%
     Canadian Natural Resources, Ltd.(136385101)                             10,741                  374,646                   0.5%
     Canadian Natural Resources, Ltd.(2171573)                               11,405                  397,994                   0.6%
#    Canadian Tire Corp., Ltd. Class A                                        2,200                  241,209                   0.3%
#    Crescent Point Energy Corp.                                              5,356                  177,021                   0.3%
     Eldorado Gold Corp.                                                      2,845                   15,591                   0.0%
     Empire Co., Ltd.                                                           600                   41,508                   0.1%
#    Enerplus Corp.                                                           1,972                   28,240                   0.0%
     Ensign Energy Services, Inc.                                             2,603                   29,378                   0.0%
     Fairfax Financial Holdings, Ltd.                                           347                  158,538                   0.2%
     First Quantum Minerals, Ltd.                                             6,828                  102,988                   0.1%
#    Genworth MI Canada, Inc.                                                   742                   25,939                   0.0%
     Goldcorp, Inc.                                                           5,243                   98,389                   0.1%
     Husky Energy, Inc.                                                       7,339                  177,183                   0.3%
#    Industrial Alliance Insurance & Financial Services, Inc.                 1,800                   72,540                   0.1%
*    Kinross Gold Corp.                                                      20,200                   43,194                   0.1%
*    Lundin Mining Corp.                                                      7,637                   34,084                   0.1%
     Magna International, Inc.                                                2,202                  217,338                   0.3%
     Manulife Financial Corp.                                                28,109                  533,474                   0.8%
*    MEG Energy Corp.                                                         2,200                   53,094                   0.1%
     Pacific Rubiales Energy Corp.                                            4,700                   70,893                   0.1%
     Pan American Silver Corp.                                                  700                    6,472                   0.0%
#    Pengrowth Energy Corp.                                                   4,191                   16,919                   0.0%
#    Penn West Petroleum, Ltd.                                                7,406                   33,513                   0.1%
     Precision Drilling Corp.(74022D308)                                      1,991                   16,565                   0.0%
     Precision Drilling Corp.(B5YPLH9)                                        4,250                   35,409                   0.1%
     Sun Life Financial, Inc.                                                 8,737                  310,782                   0.4%
     Suncor Energy, Inc.                                                     32,505                1,154,208                   1.6%
     Talisman Energy, Inc.(87425E103)                                         4,948                   31,568                   0.1%
     Talisman Energy, Inc.(2068299)                                          22,512                  143,615                   0.2%
#    Teck Resources, Ltd. Class B                                             7,945                  125,549                   0.2%
     Thomson Reuters Corp.                                                    5,778                  214,961                   0.3%
     TransAlta Corp.(89346D107)                                               1,400                   13,594                   0.0%
#    TransAlta Corp.(2901628)                                                 5,411                   52,619                   0.1%
     Yamana Gold, Inc.                                                       15,600                   62,148                   0.1%
                                                                                        --------------------    ------------------
TOTAL CANADA                                                                                       5,760,434                   8.1%
                                                                                        --------------------    ------------------
CHINA -- (0.0%)
     Hopewell Highway Infrastructure, Ltd.                                      250                      121                   0.0%
                                                                                        --------------------    ------------------
DENMARK -- (1.4%)
     AP Moeller - Maersk A.S. Class A                                            50                  113,748                   0.2%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
DENMARK -- (Continued)
     AP Moeller - Maersk A.S. Class B                                           160     $            373,372                   0.5%
     Carlsberg A.S. Class B                                                   3,388                  298,817                   0.4%
     Danske Bank A.S.                                                         4,809                  132,057                   0.2%
     H Lundbeck A.S.                                                          1,354                   28,712                   0.0%
     TDC A.S.                                                                18,432                  140,766                   0.2%
                                                                                        --------------------    ------------------
TOTAL DENMARK                                                                                      1,087,472                   1.5%
                                                                                        --------------------    ------------------
FINLAND -- (0.9%)
     Fortum Oyj                                                              14,434                  334,750                   0.5%
     Kesko Oyj Class B                                                          830                   31,478                   0.0%
     Neste Oil Oyj                                                            1,379                   29,758                   0.0%
     Stora Enso Oyj Class R                                                  19,211                  158,647                   0.2%
     UPM-Kymmene Oyj                                                          6,628                  105,137                   0.2%
                                                                                        --------------------    ------------------
TOTAL FINLAND                                                                                        659,770                   0.9%
                                                                                        --------------------    ------------------
FRANCE -- (8.6%)
     AXA SA                                                                   1,036                   23,930                   0.0%
#    AXA SA Sponsored ADR                                                    37,500                  870,375                   1.2%
     BNP Paribas SA                                                           7,344                  461,512                   0.6%
#    Bollore SA                                                                 132                   62,581                   0.1%
     Bouygues SA                                                              5,573                  192,681                   0.3%
     Casino Guichard Perrachon SA                                             1,584                  162,413                   0.2%
     Cie de St-Gobain                                                         9,137                  392,753                   0.6%
     Cie Generale des Etablissements Michelin                                 1,733                  150,523                   0.2%
     CNP Assurances                                                           4,443                   83,063                   0.1%
     Credit Agricole SA                                                       7,605                  112,541                   0.2%
     Eiffage SA                                                                 362                   19,245                   0.0%
     Electricite de France SA                                                 4,582                  135,299                   0.2%
     GDF Suez                                                                27,688                  672,262                   0.9%
     Lafarge SA                                                               4,430                  307,443                   0.4%
     Lagardere SCA                                                            1,998                   48,624                   0.1%
     Natixis SA                                                              11,988                   82,519                   0.1%
     Orange SA                                                               41,374                  658,689                   0.9%
*    Peugeot SA                                                               9,014                  107,127                   0.2%
     Renault SA                                                               6,543                  486,709                   0.7%
     Rexel SA                                                                 2,766                   46,494                   0.1%
     SCOR SE                                                                  1,145                   35,086                   0.1%
     Societe Generale SA                                                     10,843                  522,535                   0.7%
     STMicroelectronics NV                                                   16,130                  107,744                   0.2%
     Vallourec SA                                                             2,272                   83,035                   0.1%
     Vivendi SA                                                              27,454                  670,683                   0.9%
                                                                                        --------------------    ------------------
TOTAL FRANCE                                                                                       6,495,866                   9.1%
                                                                                        --------------------    ------------------
GERMANY -- (6.9%)
     Allianz SE                                                               7,432                1,181,852                   1.7%
     Bayerische Motoren Werke AG                                              6,083                  652,327                   0.9%
     Celesio AG                                                                  76                    2,507                   0.0%
*    Commerzbank AG                                                          14,877                  224,952                   0.3%
     Daimler AG                                                              19,561                1,525,151                   2.1%
     Deutsche Bank AG                                                         8,888                  278,372                   0.4%
     Deutsche Lufthansa AG                                                    4,876                   72,227                   0.1%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
GERMANY -- (Continued)
     E.ON SE                                                                 13,585     $            234,207                   0.3%
     Fraport AG Frankfurt Airport Services Worldwide                            497                   30,795                   0.0%
     Hannover Rueck SE                                                          249                   20,783                   0.0%
     HeidelbergCement AG                                                      2,965                  202,411                   0.3%
     K+S AG                                                                   3,890                  109,016                   0.2%
*    Metro AG                                                                 2,706                   86,263                   0.1%
     Muenchener Rueckversicherungs-Gesellschaft AG                            1,558                  306,751                   0.4%
     RWE AG                                                                   2,973                  105,487                   0.2%
     Volkswagen AG                                                              624                  133,079                   0.2%
                                                                                        --------------------    ------------------
TOTAL GERMANY                                                                                      5,166,180                   7.2%
                                                                                        --------------------    ------------------
HONG KONG -- (2.2%)
     Cathay Pacific Airways, Ltd.                                            23,000                   43,199                   0.1%
     Hang Lung Group, Ltd.                                                    8,000                   40,249                   0.1%
     Henderson Land Development Co., Ltd.                                     7,942                   53,654                   0.1%
     Hongkong & Shanghai Hotels (The)                                        13,000                   20,586                   0.0%
     Hopewell Holdings, Ltd.                                                  5,000                   17,776                   0.0%
     Hutchison Whampoa, Ltd.                                                 33,000                  419,310                   0.6%
     Kerry Logistics Network, Ltd.                                            3,500                    5,706                   0.0%
     Kerry Properties, Ltd.                                                  10,000                   34,369                   0.0%
     MTR Corp., Ltd.                                                          7,500                   30,581                   0.0%
     New World Development Co., Ltd.                                        177,542                  223,630                   0.3%
     Orient Overseas International, Ltd.                                      6,000                   34,029                   0.0%
     Shangri-La Asia, Ltd.                                                   18,000                   26,182                   0.0%
     Sino Land Co., Ltd.                                                     32,000                   53,140                   0.1%
     Sun Hung Kai Properties, Ltd.                                           17,093                  255,708                   0.4%
     Swire Pacific, Ltd. Class A                                              5,500                   72,212                   0.1%
     Wharf Holdings, Ltd. (The)                                              25,000                  185,387                   0.3%
     Wheelock & Co., Ltd.                                                    29,000                  140,158                   0.2%
                                                                                        --------------------    ------------------
TOTAL HONG KONG                                                                                    1,655,876                   2.3%
                                                                                        --------------------    ------------------
IRELAND -- (0.1%)
*    Bank of Ireland                                                        202,253                   79,618                   0.1%
     CRH P.L.C. Sponsored ADR                                                   592                   13,267                   0.0%
                                                                                        --------------------    ------------------
TOTAL IRELAND                                                                                         92,885                   0.1%
                                                                                        --------------------    ------------------
ISRAEL -- (0.3%)
     Bank Hapoalim BM                                                        24,042                  123,765                   0.2%
*    Bank Leumi Le-Israel BM                                                 28,368                  101,376                   0.2%
*    Israel Discount Bank, Ltd. Class A                                      13,386                   21,589                   0.0%
*    Mizrahi Tefahot Bank, Ltd.                                               1,193                   13,206                   0.0%
                                                                                        --------------------    ------------------
TOTAL ISRAEL                                                                                         259,936                   0.4%
                                                                                        --------------------    ------------------
ITALY -- (1.8%)
#*   Banca Monte dei Paschi di Siena SpA                                     37,664                   28,817                   0.0%
#*   Banco Popolare SC                                                        1,362                   19,785                   0.0%
*    Finmeccanica SpA                                                         3,600                   32,531                   0.1%
     Intesa Sanpaolo SpA                                                     77,421                  227,599                   0.3%
*    Mediobanca SpA                                                           5,409                   47,741                   0.1%
#*   Telecom Italia SpA                                                     268,015                  303,736                   0.4%
     UniCredit SpA                                                           64,972                  470,574                   0.7%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
ITALY -- (Continued)
     Unione di Banche Italiane SCPA                                          27,437     $            215,476                   0.3%
                                                                                        --------------------    ------------------
TOTAL ITALY                                                                                        1,346,259                   1.9%
                                                                                        --------------------    ------------------
JAPAN -- (21.3%)
     77 Bank, Ltd. (The)                                                      9,864                   55,069                   0.1%
     Aeon Co., Ltd.                                                          19,700                  194,928                   0.3%
     Aisin Seiki Co., Ltd.                                                    3,600                  119,912                   0.2%
     Alfresa Holdings Corp.                                                   4,000                   50,760                   0.1%
     Amada Co., Ltd.                                                          5,600                   48,908                   0.1%
     Asahi Glass Co., Ltd.                                                   23,000                  119,708                   0.2%
     Asahi Kasei Corp.                                                       38,000                  311,836                   0.4%
     Bank of Kyoto, Ltd. (The)                                                7,000                   60,659                   0.1%
     Bank of Yokohama, Ltd. (The)                                            22,000                  127,143                   0.2%
     Canon Marketing Japan, Inc.                                              1,500                   30,666                   0.0%
     Chiba Bank, Ltd. (The)                                                   9,000                   63,927                   0.1%
     Chugoku Bank, Ltd. (The)                                                 3,000                   44,342                   0.1%
     Citizen Holdings Co., Ltd.                                               4,700                   30,876                   0.0%
     Coca-Cola West Co., Ltd.                                                 1,800                   25,696                   0.0%
     Cosmo Oil Co., Ltd.                                                     20,636                   32,155                   0.0%
     Dai Nippon Printing Co., Ltd.                                           19,000                  187,279                   0.3%
     Dai-ichi Life Insurance Co., Ltd. (The)                                  9,100                  137,717                   0.2%
     Daicel Corp.                                                             4,000                   46,110                   0.1%
#    Daido Steel Co., Ltd.                                                    4,000                   15,345                   0.0%
     Denki Kagaku Kogyo K.K.                                                  4,000                   13,066                   0.0%
     DIC Corp.                                                                3,000                    6,148                   0.0%
     Fuji Media Holdings, Inc.                                                1,000                   13,798                   0.0%
     FUJIFILM Holdings Corp.                                                  7,100                  238,337                   0.3%
     Fukuoka Financial Group, Inc.                                           13,000                   66,522                   0.1%
#    Furukawa Electric Co., Ltd.                                              4,000                    7,060                   0.0%
     Glory, Ltd.                                                              1,800                   46,385                   0.1%
     Gunma Bank, Ltd. (The)                                                   6,735                   42,030                   0.1%
     H2O Retailing Corp.                                                      1,000                   16,632                   0.0%
     Hachijuni Bank, Ltd. (The)                                               7,000                   42,860                   0.1%
     Hankyu Hanshin Holdings, Inc.                                           20,000                  117,591                   0.2%
     Hiroshima Bank, Ltd. (The)                                               6,000                   29,996                   0.0%
     Hitachi Chemical Co., Ltd.                                                 900                   15,863                   0.0%
#    Hitachi Construction Machinery Co., Ltd.                                 2,900                   59,318                   0.1%
     Hitachi High-Technologies Corp.                                            900                   27,495                   0.0%
     Hokuhoku Financial Group, Inc.                                          20,000                   40,178                   0.1%
     Honda Motor Co., Ltd.                                                   22,300                  712,914                   1.0%
     House Foods Group, Inc.                                                    100                    1,711                   0.0%
     Ibiden Co., Ltd.                                                         3,500                   52,612                   0.1%
     Idemitsu Kosan Co., Ltd.                                                 3,200                   61,887                   0.1%
     Inpex Corp.                                                             17,600                  225,112                   0.3%
     Isetan Mitsukoshi Holdings, Ltd.                                         4,000                   54,456                   0.1%
     ITOCHU Corp.                                                            29,200                  352,985                   0.5%
     Iyo Bank, Ltd. (The)                                                     4,000                   42,714                   0.1%
     J Front Retailing Co., Ltd.                                              6,500                   86,514                   0.1%
     JFE Holdings, Inc.                                                      10,300                  204,352                   0.3%
     Joyo Bank, Ltd. (The)                                                    8,000                   42,837                   0.1%
     JX Holdings, Inc.                                                       46,040                  197,219                   0.3%
     Kagoshima Bank, Ltd. (The)                                               3,238                   20,999                   0.0%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Kamigumi Co., Ltd.                                                       5,000     $             48,209                   0.1%
     Kaneka Corp.                                                             9,000                   49,449                   0.1%
     Kawasaki Kisen Kaisha, Ltd.                                             17,000                   38,733                   0.1%
     Keiyo Bank, Ltd. (The)                                                   9,000                   47,054                   0.1%
     Kewpie Corp.                                                             1,000                   17,285                   0.0%
     Kinden Corp.                                                             4,000                   40,988                   0.1%
     Kirin Holdings Co., Ltd.                                                 1,800                   23,337                   0.0%
     Kobe Steel, Ltd.                                                        82,000                  130,285                   0.2%
     Konica Minolta, Inc.                                                    13,500                  150,845                   0.2%
     Kuraray Co., Ltd.                                                        6,400                   74,336                   0.1%
     Kurita Water Industries, Ltd.                                              400                    8,632                   0.0%
     Kyocera Corp.                                                            2,100                   96,792                   0.1%
     LIXIL Group Corp.                                                        3,500                   76,756                   0.1%
     Marubeni Corp.                                                          34,000                  218,601                   0.3%
#    Marui Group Co., Ltd.                                                    3,758                   31,760                   0.0%
     Maruichi Steel Tube, Ltd.                                                  900                   21,254                   0.0%
     Medipal Holdings Corp.                                                   4,200                   46,553                   0.1%
     Mitsubishi Chemical Holdings Corp.                                      46,500                  229,054                   0.3%
     Mitsubishi Corp.                                                         9,700                  190,201                   0.3%
     Mitsubishi Gas Chemical Co., Inc.                                        8,000                   47,865                   0.1%
     Mitsubishi Materials Corp.                                              37,000                  115,807                   0.2%
     Mitsubishi UFJ Financial Group, Inc.                                   218,000                1,270,768                   1.8%
     Mitsui & Co., Ltd.                                                      10,300                  155,520                   0.2%
*    Mitsui Chemicals, Inc.                                                  22,000                   63,727                   0.1%
     Mitsui Engineering & Shipbuilding Co., Ltd.                              9,000                   19,566                   0.0%
#    Mitsui OSK Lines, Ltd.                                                  36,000                  113,737                   0.1%
     Mizuho Financial Group, Inc.                                           407,500                  742,594                   1.0%
     MS&AD Insurance Group Holdings, Inc.                                     5,719                  123,626                   0.2%
     Nagase & Co., Ltd.                                                       3,111                   40,296                   0.1%
     NEC Corp.                                                               73,000                  258,155                   0.4%
     NH Foods, Ltd.                                                           5,000                  115,298                   0.2%
     NHK Spring Co., Ltd.                                                     2,500                   22,881                   0.0%
#    Nikon Corp.                                                              3,600                   49,326                   0.1%
     Nippon Electric Glass Co., Ltd.                                          7,000                   32,550                   0.0%
     Nippon Express Co., Ltd.                                                28,000                  123,171                   0.2%
#    Nippon Paper Industries Co., Ltd.                                        3,600                   52,981                   0.1%
     Nippon Shokubai Co., Ltd.                                                2,000                   23,973                   0.0%
     Nippon Steel & Sumitomo Metal Corp.                                    157,000                  414,298                   0.6%
#    Nippon Yusen K.K.                                                       58,000                  150,368                   0.2%
     Nissan Motor Co., Ltd.                                                  47,100                  429,632                   0.6%
     Nisshin Seifun Group, Inc.                                               3,025                   30,589                   0.0%
     Nisshinbo Holdings, Inc.                                                 3,000                   24,775                   0.0%
     NOK Corp.                                                                1,500                   38,002                   0.1%
     Nomura Real Estate Holdings, Inc.                                        1,200                   21,209                   0.0%
     NTN Corp.                                                                9,000                   38,914                   0.1%
     NTT DOCOMO, Inc.                                                        30,100                  507,663                   0.7%
     Oji Holdings Corp.                                                      24,000                   86,773                   0.1%
     Onward Holdings Co., Ltd.                                                3,000                   18,434                   0.0%
     Otsuka Holdings Co., Ltd.                                                1,100                   38,586                   0.1%
     Resona Holdings, Inc.                                                   20,000                  114,396                   0.1%
     Ricoh Co., Ltd.                                                         23,600                  243,725                   0.3%
     Rohm Co., Ltd.                                                           3,200                  194,786                   0.3%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Sankyo Co., Ltd.                                                           400     $             14,556                   0.0%
     SBI Holdings, Inc.                                                       1,700                   19,604                   0.0%
     Sekisui Chemical Co., Ltd.                                               2,000                   24,927                   0.0%
     Sekisui House, Ltd.                                                     17,400                  216,367                   0.3%
     Shiga Bank, Ltd. (The)                                                   7,108                   39,810                   0.1%
     Showa Denko K.K.                                                        30,000                   39,700                   0.1%
#    Showa Shell Sekiyu K.K.                                                  2,100                   18,019                   0.0%
     SKY Perfect JSAT Holdings, Inc.                                          4,600                   28,238                   0.0%
     Sojitz Corp.                                                            26,100                   38,905                   0.1%
     Sompo Japan Nipponkoa Holdings, Inc.                                     2,900                   73,024                   0.1%
     Sony Corp.                                                               1,700                   33,564                   0.0%
     Sony Corp. Sponsored ADR                                                22,200                  440,004                   0.6%
     Sumitomo Chemical Co., Ltd.                                             51,000                  174,952                   0.2%
     Sumitomo Corp.                                                           7,300                   77,889                   0.1%
     Sumitomo Electric Industries, Ltd.                                      25,100                  343,082                   0.5%
     Sumitomo Forestry Co., Ltd.                                              2,700                   28,372                   0.0%
     Sumitomo Heavy Industries, Ltd.                                         10,000                   54,824                   0.1%
     Sumitomo Metal Mining Co., Ltd.                                          8,000                  110,980                   0.1%
     Sumitomo Mitsui Financial Group, Inc.                                   22,100                  901,302                   1.2%
     Sumitomo Mitsui Trust Holdings, Inc.                                    25,000                  102,068                   0.1%
     Sumitomo Rubber Industries, Ltd.                                         2,700                   37,317                   0.1%
     Suzuki Motor Corp.                                                       6,100                  204,463                   0.3%
     T&D Holdings, Inc.                                                      14,900                  191,934                   0.3%
     Takashimaya Co., Ltd.                                                    6,000                   51,111                   0.1%
     TDK Corp.                                                                3,500                  198,667                   0.3%
     Teijin, Ltd.                                                            22,000                   53,786                   0.1%
     Tokai Rika Co., Ltd.                                                       600                   11,428                   0.0%
     Tokio Marine Holdings, Inc.                                              4,400                  141,100                   0.2%
     Tokyo Broadcasting System Holdings, Inc.                                 1,600                   17,738                   0.0%
     Toppan Printing Co., Ltd.                                               10,000                   68,042                   0.1%
     Tosoh Corp.                                                             11,000                   47,834                   0.1%
     Toyo Seikan Group Holdings, Ltd.                                         4,251                   51,550                   0.1%
     Toyoda Gosei Co., Ltd.                                                     300                    5,764                   0.0%
     Toyota Tsusho Corp.                                                      7,000                  176,506                   0.2%
     Ube Industries, Ltd.                                                    16,000                   24,773                   0.0%
#    UNY Group Holdings Co., Ltd.                                             6,250                   33,134                   0.0%
     Wacoal Holdings Corp.                                                    2,000                   20,827                   0.0%
#    Yamada Denki Co., Ltd.                                                   9,000                   28,851                   0.0%
     Yamaha Corp.                                                             3,100                   42,491                   0.1%
     Yamato Kogyo Co., Ltd.                                                     800                   25,916                   0.0%
     Yamazaki Baking Co., Ltd.                                                2,000                   24,725                   0.0%
                                                                                        --------------------    ------------------
TOTAL JAPAN                                                                                       16,044,886                  22.4%
                                                                                        --------------------    ------------------
NETHERLANDS -- (2.9%)
     Aegon NV                                                                23,122                  188,455                   0.3%
     ArcelorMittal(B03XPL1)                                                  17,931                  235,545                   0.3%
#    ArcelorMittal(B295F26)                                                  14,502                  190,846                   0.3%
*    ING Groep NV                                                            65,495                  937,912                   1.3%
     Koninklijke Boskalis Westminster NV                                      1,217                   64,927                   0.1%
     Koninklijke DSM NV                                                       5,312                  332,839                   0.5%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
NETHERLANDS -- (Continued)
     Koninklijke Philips NV                                                   8,146     $            227,745                   0.3%
                                                                                        --------------------    ------------------
TOTAL NETHERLANDS                                                                                  2,178,269                   3.1%
                                                                                        --------------------    ------------------
NEW ZEALAND -- (0.1%)
#    Auckland International Airport, Ltd.                                     3,303                    9,985                   0.0%
     Contact Energy, Ltd.                                                     5,869                   28,472                   0.1%
     Fletcher Building, Ltd.                                                  1,616                   10,900                   0.0%
                                                                                        --------------------    ------------------
TOTAL NEW ZEALAND                                                                                     49,357                   0.1%
                                                                                        --------------------    ------------------
NORWAY -- (0.9%)
     DNB ASA                                                                 15,991                  293,791                   0.4%
     Norsk Hydro ASA                                                         27,971                  156,607                   0.2%
     Seadrill, Ltd.                                                             904                   20,792                   0.0%
*    Storebrand ASA                                                           7,005                   35,918                   0.1%
     Subsea 7 SA                                                              5,317                   57,218                   0.1%
     Yara International ASA                                                   2,450                  112,507                   0.2%
                                                                                        --------------------    ------------------
TOTAL NORWAY                                                                                         676,833                   1.0%
                                                                                        --------------------    ------------------
PORTUGAL -- (0.0%)
     EDP Renovaveis SA                                                        4,290                   27,892                   0.0%
                                                                                        --------------------    ------------------
SINGAPORE -- (1.2%)
     CapitaLand, Ltd.                                                        34,500                   85,178                   0.1%
     City Developments, Ltd.                                                  4,000                   29,440                   0.1%
     DBS Group Holdings, Ltd.                                                16,351                  235,216                   0.3%
     Golden Agri-Resources, Ltd.                                            137,000                   55,519                   0.1%
     Hutchison Port Holdings Trust                                           68,000                   45,914                   0.1%
     Keppel Land, Ltd.                                                       13,000                   33,828                   0.1%
#*   Neptune Orient Lines, Ltd.                                              14,000                    9,107                   0.0%
     Noble Group, Ltd.                                                       72,000                   67,022                   0.1%
     OUE, Ltd.                                                                5,000                    8,220                   0.0%
     Singapore Airlines, Ltd.                                                21,000                  161,839                   0.2%
     United Industrial Corp., Ltd.                                           11,000                   28,619                   0.0%
     UOL Group, Ltd.                                                          4,000                   20,091                   0.0%
     Wheelock Properties Singapore, Ltd.                                     14,000                   19,646                   0.0%
     Wilmar International, Ltd.                                              34,000                   84,751                   0.1%
                                                                                        --------------------    ------------------
TOTAL SINGAPORE                                                                                      884,390                   1.2%
                                                                                        --------------------    ------------------
SPAIN -- (2.4%)
*    Acciona SA                                                                 890                   62,201                   0.1%
     Banco de Sabadell SA                                                   105,270                  304,359                   0.4%
     Banco Popular Espanol SA                                                32,439                  186,339                   0.3%
     Banco Santander SA                                                      28,759                  254,101                   0.3%
     CaixaBank SA                                                             9,124                   49,864                   0.1%
     Iberdrola SA                                                            86,488                  612,241                   0.8%
     Mapfre SA                                                               17,736                   60,818                   0.1%
     Repsol SA                                                               12,661                  282,960                   0.4%
                                                                                        --------------------    ------------------
TOTAL SPAIN                                                                                        1,812,883                   2.5%
                                                                                        --------------------    ------------------
SWEDEN -- (3.0%)
     Boliden AB                                                               5,713                   94,421                   0.1%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SWEDEN -- (Continued)
     ICA Gruppen AB                                                             656     $             26,267                   0.1%
     Meda AB Class A                                                          1,317                   17,248                   0.0%
     Nordea Bank AB                                                          21,545                  277,106                   0.4%
     Skandinaviska Enskilda Banken AB Class A                                35,139                  451,335                   0.6%
#*   SSAB AB Class A                                                          3,054                   22,161                   0.0%
*    SSAB AB Class B                                                          1,349                    8,640                   0.0%
     Svenska Cellulosa AB Class A                                               637                   14,311                   0.0%
     Svenska Cellulosa AB Class B                                            14,403                  322,720                   0.5%
     Svenska Handelsbanken AB Class A                                         1,736                   82,990                   0.1%
     Swedbank AB Class A                                                      5,276                  139,817                   0.2%
     Tele2 AB Class B                                                         6,857                   87,122                   0.1%
     Telefonaktiebolaget LM Ericsson Class B                                 46,520                  549,699                   0.8%
     TeliaSonera AB                                                          26,269                  181,907                   0.3%
                                                                                        --------------------    ------------------
TOTAL SWEDEN                                                                                       2,275,744                   3.2%
                                                                                        --------------------    ------------------
SWITZERLAND -- (9.0%)
     ABB, Ltd.                                                               22,416                  491,777                   0.7%
     Adecco SA                                                                4,234                  286,987                   0.4%
     Aryzta AG                                                                2,288                  195,170                   0.3%
     Baloise Holding AG                                                       1,176                  148,040                   0.2%
     Cie Financiere Richemont SA                                              1,178                   99,322                   0.1%
     Clariant AG                                                              6,581                  114,793                   0.2%
     Credit Suisse Group AG                                                   8,739                  232,840                   0.3%
#    Credit Suisse Group AG Sponsored ADR                                       214                    5,701                   0.0%
     Holcim, Ltd.                                                             7,487                  531,386                   0.7%
     Julius Baer Group, Ltd.                                                    858                   37,613                   0.1%
     Lonza Group AG                                                           1,043                  114,925                   0.2%
     Novartis AG                                                             19,006                1,763,811                   2.5%
     Sulzer AG                                                                  585                   66,678                   0.1%
     Swatch Group AG (The)                                                      369                   31,218                   0.0%
     Swiss Life Holding AG                                                      377                   86,499                   0.1%
     Swiss Re AG                                                             13,004                1,051,514                   1.5%
     Syngenta AG                                                                294                   90,922                   0.1%
     UBS AG(B18YFJ4)                                                         26,534                  461,377                   0.6%
     UBS AG(H89231338)                                                          900                   15,642                   0.0%
     Zurich Insurance Group AG                                                3,199                  968,108                   1.4%
                                                                                        --------------------    ------------------
TOTAL SWITZERLAND                                                                                  6,794,323                   9.5%
                                                                                        --------------------    ------------------
UNITED KINGDOM -- (16.1%)
     Anglo American P.L.C.                                                   26,001                  548,973                   0.8%
     Barclays P.L.C.                                                         41,183                  158,386                   0.2%
#    Barclays P.L.C. Sponsored ADR                                           33,265                  512,281                   0.7%
     Barratt Developments P.L.C.                                              3,393                   22,809                   0.0%
     BP P.L.C.                                                               28,985                  208,544                   0.3%
     BP P.L.C. Sponsored ADR                                                 59,930                2,604,558                   3.6%
     Carnival P.L.C. ADR                                                      5,587                  222,586                   0.3%
     Friends Life Group, Ltd.                                                20,226                  104,893                   0.1%
     Glencore P.L.C.                                                         75,142                  385,528                   0.5%
     HSBC Holdings P.L.C.                                                    40,067                  408,498                   0.6%
     HSBC Holdings P.L.C. Sponsored ADR                                      19,417                  990,655                   1.4%
     Investec P.L.C.                                                         15,846                  145,300                   0.2%
#    J Sainsbury P.L.C.                                                      35,421                  139,543                   0.2%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
UNITED KINGDOM -- (Continued)
     Kingfisher P.L.C.                                                       69,301     $            335,726                   0.5%
*    Lloyds Banking Group P.L.C.                                            122,100                  150,780                   0.2%
*    Lloyds Banking Group P.L.C. ADR                                         51,291                  252,352                   0.3%
     Old Mutual P.L.C.                                                       89,944                  279,328                   0.4%
*    Royal Bank of Scotland Group P.L.C.                                      7,246                   45,054                   0.1%
#*   Royal Bank of Scotland Group P.L.C. Sponsored ADR                        5,598                   69,583                   0.1%
     Royal Dutch Shell P.L.C. ADR(780259206)                                  9,770                  701,388                   1.0%
#    Royal Dutch Shell P.L.C. ADR(780259107)                                 28,341                2,116,222                   3.0%
     Standard Chartered P.L.C.                                               29,083                  437,776                   0.6%
     Vedanta Resources P.L.C.                                                 2,074                   27,369                   0.0%
     Vodafone Group P.L.C.                                                  100,185                  333,160                   0.5%
     Vodafone Group P.L.C. Sponsored ADR                                     25,258                  839,065                   1.2%
     WM Morrison Supermarkets P.L.C.                                         45,412                  112,753                   0.2%
                                                                                        --------------------    ------------------
TOTAL UNITED KINGDOM                                                                              12,153,110                  17.0%
                                                                                        --------------------    ------------------
TOTAL COMMON STOCKS                                                                               70,970,277                  99.3%
                                                                                        --------------------    ------------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
     Porsche Automobil Holding SE                                             2,107                  173,011                   0.2%
                                                                                        --------------------    ------------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*    Banco Santander SA Rights 11/03/14                                      28,759                    5,478                   0.0%
                                                                                        --------------------    ------------------

                                                                                               VALUE+
                                                                                        --------------------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@   DFA Short Term Investment Fund                                       367,781                4,255,230                   6.0%
                                                                                        --------------------    ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $73,167,023)                                        $         75,403,996                 105.5%
                                                                                        ====================    ==================


DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                        -------------------------------------------------------------------------------------------
                                               LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                                        ---------------------  --------------------   --------------------  -----------------------
Common Stocks
     Australia                          $              79,080  $          4,259,799                     --  $             4,338,879
     Austria                                               --                48,109                     --                   48,109
     Belgium                                               --             1,160,803                     --                1,160,803
     Canada                                         5,760,434                    --                     --                5,760,434
     China                                                 --                   121                     --                      121
     Denmark                                               --             1,087,472                     --                1,087,472
     Finland                                               --               659,770                     --                  659,770
     France                                           870,375             5,625,491                     --                6,495,866
     Germany                                          278,372             4,887,808                     --                5,166,180
     Hong Kong                                             --             1,655,876                     --                1,655,876
     Ireland                                           13,267                79,618                     --                   92,885
     Israel                                                --               259,936                     --                  259,936
     Italy                                                 --             1,346,259                     --                1,346,259
     Japan                                            440,004            15,604,882                     --               16,044,886
     Netherlands                                      190,846             1,987,423                     --                2,178,269
     New Zealand                                           --                49,357                     --                   49,357
     Norway                                            20,792               656,041                     --                  676,833
     Portugal                                              --                27,892                     --                   27,892
     Singapore                                             --               884,390                     --                  884,390
     Spain                                                 --             1,812,883                     --                1,812,883
     Sweden                                                --             2,275,744                     --                2,275,744
     Switzerland                                       21,343             6,772,980                     --                6,794,323
     United Kingdom                                 8,308,690             3,844,420                     --               12,153,110
Preferred Stocks
     Germany                                               --               173,011                     --                  173,011
Rights/Warrants
     Spain                                                 --                 5,478                     --                    5,478
Securities Lending Collateral                              --             4,255,230                     --                4,255,230
                                        ---------------------  --------------------   --------------------  -----------------------
TOTAL                                   $          15,983,203  $         59,420,793                     --  $            75,403,996
                                        =====================  ====================   ====================  =======================

                   INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
COMMON STOCKS -- (91.7%)
AUSTRALIA -- (6.8%)
     Adelaide Brighton, Ltd.                                                 20,639     $             61,546                   0.0%
     AGL Energy, Ltd.                                                         7,021                   84,164                   0.0%
#    ALS, Ltd.                                                               11,011                   54,531                   0.0%
*    Alumina, Ltd.                                                          150,553                  217,593                   0.1%
     Amalgamated Holdings, Ltd.                                               4,722                   41,730                   0.0%
#    Amcom Telecommunications, Ltd.                                           8,384                   16,465                   0.0%
     Amcor, Ltd.                                                             22,467                  233,361                   0.1%
     AMP, Ltd.                                                              168,228                  867,556                   0.3%
*    Antares Energy, Ltd.                                                    23,903                    9,058                   0.0%
#    AP Eagers, Ltd.                                                          3,748                   18,613                   0.0%
     APA Group                                                               26,863                  186,760                   0.1%
*    APN News & Media, Ltd.                                                  45,653                   29,631                   0.0%
#    ARB Corp., Ltd.                                                          2,106                   24,430                   0.0%
#    Arrium, Ltd.                                                            91,938                   27,295                   0.0%
     Asciano, Ltd.                                                           53,654                  296,785                   0.1%
     ASX, Ltd.                                                                9,390                  297,919                   0.1%
#    Atlas Iron, Ltd.                                                        50,565                   15,136                   0.0%
     Aurizon Holdings, Ltd.                                                  19,499                   80,876                   0.0%
#    Ausdrill, Ltd.                                                          31,689                   17,138                   0.0%
*    Ausenco, Ltd.                                                            4,581                    2,072                   0.0%
     AusNet Services                                                         55,047                   66,546                   0.0%
     Austbrokers Holdings, Ltd.                                               2,014                   18,130                   0.0%
#    Austin Engineering, Ltd.                                                 5,812                    5,890                   0.0%
     Australia & New Zealand Banking Group, Ltd.                             46,595                1,378,773                   0.5%
*    Australian Agricultural Co., Ltd.                                       16,005                   19,792                   0.0%
     Australian Pharmaceutical Industries, Ltd.                              16,591                   11,823                   0.0%
     Automotive Holdings Group, Ltd.                                         16,597                   55,956                   0.0%
*    AWE, Ltd.                                                               22,768                   35,294                   0.0%
     Bank of Queensland, Ltd.                                                21,378                  237,655                   0.1%
#    BC Iron, Ltd.                                                            4,113                    3,897                   0.0%
     Beach Energy, Ltd.                                                      60,347                   62,423                   0.0%
#*   Beadell Resources, Ltd.                                                 18,149                    4,073                   0.0%
#    Bega Cheese, Ltd.                                                        5,491                   25,008                   0.0%
#    Bendigo & Adelaide Bank Ltd                                             26,655                  292,723                   0.1%
     BHP Billiton, Ltd.                                                      76,637                2,292,736                   0.8%
#    BHP Billiton, Ltd. Sponsored ADR                                         1,016                   60,391                   0.0%
*    Billabong International, Ltd.                                           25,506                   14,875                   0.0%
#    Blackmores, Ltd.                                                           416                   12,003                   0.0%
*    BlueScope Steel, Ltd.                                                   19,711                   91,892                   0.0%
#*   Boart Longyear, Ltd.                                                    21,171                    4,514                   0.0%
     Boral, Ltd.                                                             46,660                  204,938                   0.1%
     Bradken, Ltd.                                                            8,625                   29,422                   0.0%
     Brambles, Ltd.                                                          29,100                  244,755                   0.1%
#    Breville Group, Ltd.                                                     7,096                   42,609                   0.0%
#    Brickworks, Ltd.                                                         3,630                   43,359                   0.0%
     BT Investment Management, Ltd.                                           4,719                   25,997                   0.0%
#    Cabcharge Australia, Ltd.                                                5,750                   25,075                   0.0%
     Caltex Australia, Ltd.                                                   7,323                  201,699                   0.1%
#    Cardno, Ltd.                                                             9,551                   46,903                   0.0%
#    carsales.com, Ltd.                                                       8,742                   82,493                   0.0%
#    Cash Converters International, Ltd.                                     19,611                   18,810                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
AUSTRALIA -- (Continued)
     Cedar Woods Properties, Ltd.                                             3,941     $             24,007                   0.0%
     Chandler Macleod Group, Ltd.                                            17,926                    5,615                   0.0%
#    Coca-Cola Amatil, Ltd.                                                  12,704                  102,513                   0.1%
#    Cochlear, Ltd.                                                           1,783                  115,560                   0.1%
     Commonwealth Bank of Australia                                          14,004                  995,816                   0.3%
     Computershare, Ltd.                                                     12,424                  134,833                   0.1%
     CSG, Ltd.                                                                9,385                   10,102                   0.0%
     CSR, Ltd.                                                               27,372                   83,776                   0.0%
     Decmil Group, Ltd.                                                      10,789                   16,948                   0.0%
     Domino's Pizza Enterprises, Ltd.                                         3,090                   73,649                   0.0%
     Downer EDI, Ltd.                                                        18,658                   78,790                   0.0%
*    Drillsearch Energy, Ltd.                                                30,464                   31,812                   0.0%
     DuluxGroup, Ltd.                                                        14,251                   67,348                   0.0%
#*   Emeco Holdings, Ltd.                                                     7,304                    1,184                   0.0%
*    Energy Resources of Australia, Ltd.                                      3,419                    3,833                   0.0%
*    Energy World Corp., Ltd.                                                19,261                    5,980                   0.0%
     ERM Power, Ltd.                                                         11,026                   17,711                   0.0%
#    Evolution Mining, Ltd.                                                   3,686                    1,946                   0.0%
     Fairfax Media, Ltd.                                                    111,798                   80,357                   0.0%
     Finbar Group, Ltd.                                                       8,281                   10,335                   0.0%
#    Fleetwood Corp., Ltd.                                                      779                    1,191                   0.0%
#    Flight Centre Travel Group, Ltd.                                         1,739                   64,525                   0.0%
#    Fortescue Metals Group, Ltd.                                            55,548                  171,440                   0.1%
     Goodman Fielder, Ltd.                                                   53,891                   30,497                   0.0%
     GrainCorp, Ltd. Class A                                                 14,607                  112,978                   0.1%
#    Greencross, Ltd.                                                         2,925                   22,087                   0.0%
     GUD Holdings, Ltd.                                                       5,860                   37,092                   0.0%
#    GWA Group, Ltd.                                                         19,320                   46,502                   0.0%
#    Harvey Norman Holdings, Ltd.                                            31,086                  104,535                   0.1%
     Hills, Ltd.                                                             18,019                   21,098                   0.0%
*    Horizon Oil, Ltd.                                                       94,750                   24,815                   0.0%
#    iiNET, Ltd.                                                              8,266                   58,332                   0.0%
#    Iluka Resources, Ltd.                                                   15,104                   96,963                   0.1%
#    Imdex, Ltd.                                                              3,611                    1,912                   0.0%
     Incitec Pivot, Ltd.                                                     98,055                  251,618                   0.1%
     Independence Group NL                                                   18,676                   74,788                   0.0%
     Insurance Australia Group, Ltd.                                         69,075                  399,427                   0.2%
     Invocare, Ltd.                                                           7,417                   79,141                   0.0%
#    IOOF Holdings, Ltd.                                                      7,032                   56,090                   0.0%
     Iress, Ltd.                                                              2,924                   25,442                   0.0%
     James Hardie Industries P.L.C.                                          11,964                  127,616                   0.1%
#    JB Hi-Fi, Ltd.                                                           5,775                   79,524                   0.0%
*    Kingsgate Consolidated, Ltd.                                             1,314                      838                   0.0%
#    Leighton Holdings, Ltd.                                                  9,194                  178,997                   0.1%
     Lend Lease Group                                                        13,680                  190,795                   0.1%
#    M2 Group, Ltd.                                                          10,411                   72,239                   0.0%
     MACA, Ltd.                                                               8,396                    9,588                   0.0%
*    Macmahon Holdings, Ltd.                                                 25,813                    2,244                   0.0%
     Macquarie Group, Ltd.                                                    6,025                  325,630                   0.1%
#    Magellan Financial Group, Ltd.                                           5,482                   65,077                   0.0%
     MaxiTRANS Industries, Ltd.                                              11,936                    6,470                   0.0%
#*   Mayne Pharma Group, Ltd.                                                27,932                   18,683                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
AUSTRALIA -- (Continued)
     McMillan Shakespeare, Ltd.                                               2,776     $             26,269                   0.0%
*    Medusa Mining, Ltd.                                                        788                      413                   0.0%
     Mermaid Marine Australia, Ltd.                                          12,228                   20,016                   0.0%
     Mincor Resources NL                                                      3,984                    2,167                   0.0%
#    Mineral Resources, Ltd.                                                 12,379                   92,793                   0.1%
#    Monadelphous Group, Ltd.                                                 4,798                   53,218                   0.0%
     Mortgage Choice, Ltd.                                                    2,795                    6,471                   0.0%
     Mount Gibson Iron, Ltd.                                                 26,826                   10,659                   0.0%
#    Myer Holdings, Ltd.                                                     33,352                   56,639                   0.0%
     National Australia Bank, Ltd.                                           39,990                1,237,121                   0.4%
#    Navitas, Ltd.                                                            7,555                   35,306                   0.0%
     New Hope Corp., Ltd.                                                     8,865                   17,545                   0.0%
*    Newcrest Mining, Ltd.                                                   16,944                  138,968                   0.1%
#    NIB Holdings, Ltd.                                                      15,978                   46,047                   0.0%
     Northern Star Resources, Ltd.                                           40,580                   39,137                   0.0%
#    NRW Holdings, Ltd.                                                      23,027                   15,413                   0.0%
     Nufarm, Ltd.                                                            11,100                   48,427                   0.0%
     Oil Search, Ltd.                                                        10,915                   83,693                   0.0%
     Orica, Ltd.                                                              9,325                  170,221                   0.1%
     Origin Energy, Ltd.                                                     26,010                  326,756                   0.1%
#*   Orocobre, Ltd.                                                           8,159                   19,727                   0.0%
     Orora, Ltd.                                                              5,257                    8,043                   0.0%
#    OZ Minerals, Ltd.                                                       17,097                   58,751                   0.0%
     Pacific Brands, Ltd.                                                    24,707                   10,267                   0.0%
#*   Paladin Energy, Ltd.                                                    32,268                    9,253                   0.0%
     PanAust, Ltd.                                                           22,443                   34,032                   0.0%
     Panoramic Resources, Ltd.                                                9,832                    5,243                   0.0%
     Peet, Ltd.                                                               4,909                    5,237                   0.0%
     Perpetual, Ltd.                                                          1,958                   80,058                   0.0%
#*   Perseus Mining, Ltd.                                                    60,427                   16,484                   0.0%
#    Platinum Asset Management, Ltd.                                          9,060                   52,592                   0.0%
     Premier Investments, Ltd.                                                2,662                   25,257                   0.0%
     Programmed Maintenance Services, Ltd.                                    7,117                   16,293                   0.0%
*    Qantas Airways, Ltd.                                                    73,331                  109,565                   0.1%
#    QBE Insurance Group, Ltd.                                               26,289                  267,041                   0.1%
     Qube Holdings, Ltd.                                                     23,278                   50,355                   0.0%
     RCR Tomlinson, Ltd.                                                      9,186                   22,067                   0.0%
     REA Group, Ltd.                                                          2,014                   80,643                   0.0%
     Recall Holdings, Ltd.                                                    1,582                    8,115                   0.0%
     Reckon, Ltd.                                                             6,209                   10,007                   0.0%
*    Red Fork Energy, Ltd.                                                   23,710                      464                   0.0%
#    Regis Resources, Ltd.                                                    5,460                    6,631                   0.0%
*    Resolute Mining, Ltd.                                                   13,592                    3,827                   0.0%
     Retail Food Group, Ltd.                                                  1,521                    7,468                   0.0%
     Ridley Corp., Ltd.                                                       4,192                    3,245                   0.0%
     Rio Tinto, Ltd.                                                         10,639                  568,105                   0.2%
*    Roc Oil Co., Ltd.                                                       10,956                    6,579                   0.0%
     SAI Global, Ltd.                                                        10,948                   39,629                   0.0%
     Sandfire Resources NL                                                    4,951                   24,568                   0.0%
     Santos, Ltd.                                                            20,349                  233,184                   0.1%
#*   Saracen Mineral Holdings, Ltd.                                          90,687                   22,744                   0.0%
     Seek, Ltd.                                                              10,037                  147,292                   0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
AUSTRALIA -- (Continued)
#    Select Harvests, Ltd.                                                    3,516     $             19,520                   0.0%
#*   Senex Energy, Ltd.                                                      31,721                   15,186                   0.0%
     Seven Group Holdings, Ltd.                                               3,625                   21,868                   0.0%
     Seven West Media, Ltd.                                                  22,987                   34,757                   0.0%
     Sigma Pharmaceuticals, Ltd.                                             44,464                   30,294                   0.0%
#*   Silver Lake Resources, Ltd.                                             47,532                   11,503                   0.0%
#    Sims Metal Management, Ltd.                                             13,920                  138,968                   0.1%
     Sirtex Medical, Ltd.                                                     2,223                   51,047                   0.0%
     Skilled Group, Ltd.                                                      6,146                   12,550                   0.0%
     Slater & Gordon, Ltd.                                                    3,496                   18,889                   0.0%
     SMS Management & Technology, Ltd.                                        9,154                   31,808                   0.0%
#    Sonic Healthcare, Ltd.                                                   6,500                  107,567                   0.1%
     Southern Cross Media Group, Ltd.                                        14,928                   12,873                   0.0%
     Spark Infrastructure Group                                              44,682                   75,110                   0.0%
#*   St Barbara, Ltd.                                                        10,906                    1,056                   0.0%
     STW Communications Group, Ltd.                                          19,193                   19,183                   0.0%
     Suncorp Group, Ltd.                                                     30,349                  394,908                   0.1%
*    Sundance Energy Australia, Ltd.                                         27,367                   28,155                   0.0%
     Sunland Group, Ltd.                                                      6,809                   10,180                   0.0%
#    Super Retail Group, Ltd.                                                 7,546                   48,965                   0.0%
     Sydney Airport                                                          11,044                   42,936                   0.0%
*    Tap Oil, Ltd.                                                           21,973                   11,908                   0.0%
     Tassal Group, Ltd.                                                       9,471                   30,764                   0.0%
#    Technology One, Ltd.                                                     8,950                   26,426                   0.0%
     Telstra Corp., Ltd.                                                     35,810                  178,196                   0.1%
*    Ten Network Holdings, Ltd.                                              59,087                   11,551                   0.0%
#    TFS Corp., Ltd.                                                          9,688                   13,428                   0.0%
*    Tiger Resources, Ltd.                                                  151,923                   34,603                   0.0%
#    Toll Holdings, Ltd.                                                     41,494                  207,894                   0.1%
     Tox Free Solutions, Ltd.                                                 7,710                   16,539                   0.0%
     TPG Telecom, Ltd.                                                        6,946                   44,975                   0.0%
*    Transfield Services, Ltd.                                               40,387                   68,184                   0.0%
     Transpacific Industries Group, Ltd.                                     83,547                   66,401                   0.0%
     Transurban Group                                                        23,074                  165,254                   0.1%
#*   Troy Resources, Ltd.                                                       443                      230                   0.0%
#*   UGL, Ltd.                                                                5,085                   31,453                   0.0%
     UXC, Ltd.                                                                5,386                    3,996                   0.0%
     Village Roadshow, Ltd.                                                   3,337                   20,670                   0.0%
#*   Virgin Australia Holdings, Ltd. (B43DQC7)                               73,965                   25,088                   0.0%
     Vocus Communications, Ltd.                                               4,802                   25,052                   0.0%
     Wesfarmers, Ltd.                                                        13,904                  541,105                   0.2%
     Western Areas, Ltd.                                                      5,005                   19,197                   0.0%
#    Westpac Banking Corp.                                                   37,589                1,153,767                   0.4%
#*   Whitehaven Coal, Ltd.                                                   22,370                   30,001                   0.0%
     Woodside Petroleum, Ltd.                                                23,543                  836,255                   0.3%
#    Woolworths, Ltd.                                                        10,399                  330,018                   0.1%
     WorleyParsons, Ltd.                                                      5,766                   68,822                   0.0%
                                                                                        --------------------    ------------------
TOTAL AUSTRALIA                                                                                   22,332,547                   7.3%
                                                                                        --------------------    ------------------
AUSTRIA -- (0.5%)
     Agrana Beteiligungs AG                                                     125                   11,283                   0.0%
     AMAG Austria Metall AG                                                     373                   11,911                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
AUSTRIA -- (Continued)
     Andritz AG                                                               1,410     $             68,137                   0.0%
     Atrium European Real Estate, Ltd.                                        1,115                    5,841                   0.0%
     BUWOG AG                                                                   641                   11,851                   0.0%
#    Conwert Immobilien Invest SE                                             2,058                   22,823                   0.0%
     DO & CO AG                                                                 270                   16,327                   0.0%
     Erste Group Bank AG                                                      5,388                  137,488                   0.1%
     EVN AG                                                                   1,416                   17,940                   0.0%
#    Flughafen Wien AG                                                          718                   65,944                   0.0%
*    IMMOFINANZ AG                                                            6,880                   20,829                   0.0%
*    Kapsch TrafficCom AG                                                        86                    1,811                   0.0%
     Lenzing AG                                                                 882                   50,897                   0.0%
     Mayr Melnhof Karton AG                                                     755                   81,027                   0.0%
     Oesterreichische Post AG                                                 1,393                   67,986                   0.0%
     OMV AG                                                                   7,491                  235,465                   0.1%
     Palfinger AG                                                               416                    9,694                   0.0%
     POLYTEC Holding AG                                                         362                    2,987                   0.0%
     Raiffeisen Bank International AG                                         7,054                  151,039                   0.1%
     RHI AG                                                                   1,038                   26,609                   0.0%
     Rosenbauer International AG                                                131                   11,953                   0.0%
     S IMMO AG                                                                1,407                   10,836                   0.0%
     Schoeller-Bleckmann Oilfield Equipment AG                                  459                   39,557                   0.0%
     Semperit AG Holding                                                        494                   24,468                   0.0%
     Strabag SE                                                                 629                   13,613                   0.0%
     UNIQA Insurance Group AG                                                 2,094                   23,349                   0.0%
#    Verbund AG                                                               2,292                   46,381                   0.0%
     Vienna Insurance Group AG Wiener Versicherung Gruppe                     1,086                   52,281                   0.0%
     Voestalpine AG                                                           3,295                  131,991                   0.1%
     Wienerberger AG                                                          7,724                   93,404                   0.1%
     Zumtobel Group AG                                                        1,877                   33,101                   0.0%
                                                                                        --------------------    ------------------
TOTAL AUSTRIA                                                                                      1,498,823                   0.5%
                                                                                        --------------------    ------------------
BELGIUM -- (1.0%)
*    Ablynx NV                                                                1,906                   19,058                   0.0%
     Ackermans & van Haaren NV                                                1,648                  205,518                   0.1%
     Ageas                                                                   13,007                  434,797                   0.2%
*    AGFA-Gevaert NV                                                         13,663                   34,471                   0.0%
     Arseus NV                                                                1,559                   62,192                   0.0%
     Banque Nationale de Belgique                                                13                   52,960                   0.0%
     Barco NV                                                                   523                   38,562                   0.0%
     Belgacom SA                                                              9,552                  360,765                   0.1%
     Cie d'Entreprises CFE                                                      612                   66,185                   0.0%
     Cie Immobiliere de Belgique SA                                             213                   11,212                   0.0%
     Cie Maritime Belge SA                                                      333                    6,522                   0.0%
#    Colruyt SA                                                               3,657                  166,559                   0.1%
     D'ieteren SA                                                               745                   26,976                   0.0%
     Deceuninck NV                                                            5,234                   12,994                   0.0%
     Delhaize Group SA                                                        6,429                  439,582                   0.2%
     Delhaize Group SA Sponsored ADR                                          5,552                   94,606                   0.1%
     Econocom Group SA                                                          801                    5,177                   0.0%
     Elia System Operator SA                                                  1,600                   79,369                   0.0%
#*   Euronav NV                                                               4,148                   44,023                   0.0%
#    EVS Broadcast Equipment SA                                                 367                   11,895                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
BELGIUM -- (Continued)
     Exmar NV                                                                 3,996     $             55,859                   0.0%
*    Ion Beam Applications                                                      595                   10,394                   0.0%
*    KBC Groep NV                                                             5,182                  278,355                   0.1%
     Kinepolis Group NV                                                         705                   28,240                   0.0%
     Lotus Bakeries                                                              25                   29,170                   0.0%
     Melexis NV                                                                 726                   33,151                   0.0%
*    Mobistar SA                                                              2,760                   59,181                   0.0%
     NV Bekaert SA                                                            1,317                   41,404                   0.0%
*    Nyrstar NV                                                               7,052                   23,801                   0.0%
     Recticel SA                                                              2,190                   16,709                   0.0%
     Sipef SA                                                                   498                   34,563                   0.0%
     Solvay SA                                                                1,906                  260,206                   0.1%
*    Telenet Group Holding NV                                                 1,507                   85,269                   0.0%
#*   Tessenderlo Chemie NV                                                    1,802                   46,750                   0.0%
#*   ThromboGenics NV                                                           592                    5,204                   0.0%
     Umicore SA                                                               6,485                  254,526                   0.1%
     Van de Velde NV                                                            436                   20,204                   0.0%
                                                                                        --------------------    ------------------
TOTAL BELGIUM                                                                                      3,456,409                   1.1%
                                                                                        --------------------    ------------------
CANADA -- (9.8%)
*    5N Plus, Inc.                                                            4,100                    8,804                   0.0%
     Absolute Software Corp.                                                  3,700                   23,276                   0.0%
*    Advantage Oil & Gas, Ltd.(00765F101)                                     3,399                   14,514                   0.0%
*    Advantage Oil & Gas, Ltd.(B66PKS8)                                       7,920                   33,941                   0.0%
#    AG Growth International, Inc.                                              600                   24,872                   0.0%
     AGF Management, Ltd. Class B                                             3,891                   35,352                   0.0%
     Agnico Eagle Mines, Ltd.(2009823)                                          892                   21,011                   0.0%
     Agnico Eagle Mines, Ltd.(008474108)                                      3,299                   77,526                   0.0%
#    Agrium, Inc.                                                             6,579                  643,558                   0.2%
     AGT Food & Ingredient, Inc.                                              1,700                   41,767                   0.0%
     Aimia, Inc.                                                              3,000                   43,255                   0.0%
*    Air Canada Class A                                                       2,900                   24,161                   0.0%
     AirBoss of America Corp.                                                 2,678                   23,761                   0.0%
     Alacer Gold Corp.                                                       11,696                   19,406                   0.0%
*    Alamos Gold, Inc.(011527108)                                             7,859                   58,707                   0.0%
     Alamos Gold, Inc.(2411707)                                               1,088                    8,119                   0.0%
*    Alexco Resource Corp.                                                    1,285                      617                   0.0%
     Algonquin Power & Utilities Corp.                                        7,894                   64,438                   0.0%
     Alimentation Couche-Tard, Inc. Class B                                   5,865                  199,047                   0.1%
#    AltaGas, Ltd.                                                            2,300                   94,894                   0.0%
     Altus Group, Ltd.                                                        1,700                   32,958                   0.0%
*    Alumasc Group P.L.C. (The)                                               2,800                    6,459                   0.0%
*    Alvopetro Energy, Ltd.                                                     700                      298                   0.0%
#    ARC Resources, Ltd.                                                      2,500                   58,959                   0.0%
*    Argonaut Gold, Inc.                                                      3,300                    7,027                   0.0%
     Arsenal Energy, Inc.                                                     2,307                   16,969                   0.0%
#*   Artek Exploration, Ltd.                                                  8,000                   18,313                   0.0%
     Atco, Ltd. Class I                                                       2,600                  105,656                   0.1%
#*   Athabasca Oil Corp.                                                     25,200                   81,611                   0.0%
*    ATS Automation Tooling Systems, Inc.                                     3,200                   40,034                   0.0%
     AuRico Gold, Inc.(05155C105)                                            10,768                   34,565                   0.0%
     AuRico Gold, Inc.(2287317)                                               3,210                   10,282                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
CANADA -- (Continued)
     AutoCanada, Inc.                                                           709     $             39,380                   0.0%
#*   Avigilon Corp.                                                             547                    7,566                   0.0%
#*   B2Gold Corp.                                                            46,293                   77,220                   0.0%
     Badger Daylighting, Ltd.                                                 1,700                   41,767                   0.0%
     Bank of Montreal                                                        10,320                  749,232                   0.3%
     Bank of Nova Scotia (The)                                               19,404                1,189,465                   0.4%
*    Bankers Petroleum, Ltd.                                                 26,500                  101,810                   0.1%
     Barrick Gold Corp.                                                      39,531                  469,233                   0.2%
     Baytex Energy Corp.                                                      2,602                   79,491                   0.0%
     BCE, Inc.(05534B760)                                                     2,198                   97,745                   0.0%
     BCE, Inc.(B188TH2)                                                         775                   34,416                   0.0%
*    Bellatrix Exploration, Ltd.(078314101)                                   7,797                   36,256                   0.0%
*    Bellatrix Exploration, Ltd.(B580BW5)                                     7,224                   33,779                   0.0%
*    Birchcliff Energy, Ltd.                                                  7,200                   55,706                   0.0%
     Black Diamond Group, Ltd.                                                1,800                   30,744                   0.0%
*    BlackBerry, Ltd.(BCBHZ31)                                                8,300                   87,194                   0.0%
#*   BlackBerry, Ltd.(09228F103)                                             21,014                  220,647                   0.1%
*    BlackPearl Resources, Inc.                                              10,381                   14,921                   0.0%
#*   BNK Petroleum, Inc.                                                      9,658                    4,542                   0.0%
#    Bombardier, Inc. Class B                                                27,700                   91,182                   0.0%
#    Bonavista Energy Corp.                                                  11,720                  110,124                   0.1%
#    Bonterra Energy Corp.                                                    1,800                   80,925                   0.0%
     Boralex, Inc. Class A                                                    3,000                   35,003                   0.0%
     Brookfield Asset Management, Inc. Class A                                3,460                  169,370                   0.1%
*    Brookfield Residential Properties, Inc.                                  1,457                   33,875                   0.0%
     Bumi Serpong Damai Tbk PT                                                4,795                   62,328                   0.0%
     Calfrac Well Services, Ltd.                                              3,200                   38,330                   0.0%
     Cameco Corp.                                                             7,189                  124,945                   0.1%
     Canaccord Genuity Group, Inc.                                            8,900                   75,335                   0.0%
#    Canadian Energy Services & Technology Corp.                              3,900                   30,105                   0.0%
     Canadian Imperial Bank of Commerce                                       4,400                  401,940                   0.1%
     Canadian National Railway Co.                                            7,088                  500,271                   0.2%
     Canadian Natural Resources, Ltd.                                        31,039                1,082,640                   0.4%
     Canadian Oil Sands, Ltd.                                                16,424                  257,351                   0.1%
     Canadian Pacific Railway, Ltd.                                             799                  165,936                   0.1%
#    Canadian Tire Corp., Ltd. Class A                                        2,595                  284,516                   0.1%
     Canadian Utilities, Ltd. Class A                                           700                   24,198                   0.0%
     Canadian Western Bank                                                    5,300                  177,521                   0.1%
     Canam Group, Inc. Class A                                                3,400                   29,564                   0.0%
     CanElson Drilling, Inc.                                                  8,349                   40,817                   0.0%
#    Canexus Corp.                                                            3,400                   11,675                   0.0%
*    Canfor Corp.                                                             2,200                   51,220                   0.0%
     Canfor Pulp Products, Inc.                                               1,300                   14,534                   0.0%
     CanWel Building Materials Group, Ltd.                                    1,900                   10,486                   0.0%
     Canyon Services Group, Inc.                                              2,376                   22,958                   0.0%
     Capital Power Corp.                                                      4,730                  107,354                   0.1%
#    Capstone Infrastructure Corp.                                            8,300                   31,446                   0.0%
*    Capstone Mining Corp.                                                   28,700                   53,731                   0.0%
     Cascades, Inc.                                                           8,000                   44,506                   0.0%
*    Catamaran Corp.                                                          3,287                  156,691                   0.1%
     CCL Industries, Inc. Class B                                             1,085                  109,689                   0.1%
*    Celestica, Inc.                                                         13,377                  146,879                   0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
CANADA -- (Continued)
     Cenovus Energy, Inc.                                                    17,850     $            441,966                   0.2%
     Centerra Gold, Inc.                                                     12,642                   49,354                   0.0%
*    Cequence Energy, Ltd.                                                   18,004                   22,843                   0.0%
     Cervus Equipment Corp.                                                     600                    9,769                   0.0%
*    CGI Group, Inc. Class A                                                  6,013                  206,547                   0.1%
#*   China Gold International Resources Corp., Ltd.                           8,852                   16,965                   0.0%
     CI Financial Corp.                                                       4,400                  127,934                   0.1%
#    Cineplex, Inc.                                                           2,100                   79,114                   0.0%
     Clarke, Inc.                                                             2,201                   19,080                   0.0%
     Clearwater Seafoods, Inc.                                                1,677                   16,680                   0.0%
     Cogeco Cable, Inc.                                                       1,491                   81,307                   0.0%
     Cogeco, Inc.                                                               175                    8,809                   0.0%
     Colabor Group, Inc.                                                        500                    1,570                   0.0%
     COM DEV International, Ltd.                                              6,741                   22,130                   0.0%
     Computer Modelling Group, Ltd.                                           1,400                   14,546                   0.0%
     Constellation Software, Inc.                                               700                  197,196                   0.1%
     Contrans Group, Inc. Class A                                               527                    6,981                   0.0%
*    Copper Mountain Mining Corp.                                            11,097                   20,578                   0.0%
#    Corus Entertainment, Inc. Class B                                        5,948                  109,455                   0.1%
     Cott Corp.                                                               5,107                   30,999                   0.0%
#    Crescent Point Energy Corp.(B67C8W8)                                     4,499                  148,696                   0.1%
     Crescent Point Energy Corp.(22576C101)                                   5,251                  173,441                   0.1%
*    Crew Energy, Inc.                                                        9,900                   61,839                   0.0%
*    DeeThree Exploration, Ltd.                                               8,400                   47,923                   0.0%
*    Delphi Energy Corp.                                                      8,492                   15,898                   0.0%
#*   Denison Mines Corp.                                                      3,500                    3,292                   0.0%
*    Descartes Systems Group, Inc. (The)                                        100                    1,411                   0.0%
     DH Corp.                                                                 3,129                   99,946                   0.0%
#    DirectCash Payments, Inc.                                                  693                    9,777                   0.0%
     Dollarama, Inc.                                                          1,400                  123,001                   0.1%
*    Dominion Diamond Corp.                                                   6,804                   95,324                   0.0%
     Dorel Industries, Inc. Class B                                           1,689                   52,481                   0.0%
*    Dundee Precious Metals, Inc.                                             6,718                   19,134                   0.0%
     Eldorado Gold Corp.(284902103)                                           7,243                   39,692                   0.0%
     Eldorado Gold Corp.(2307873)                                            37,401                  204,419                   0.1%
#    Emera, Inc.                                                              1,600                   53,790                   0.0%
     Empire Co., Ltd.                                                         1,265                   87,513                   0.0%
     Enbridge Income Fund Holdings, Inc.                                      3,500                   92,232                   0.0%
     Enbridge, Inc.(2466149)                                                  2,200                  104,100                   0.1%
     Enbridge, Inc.(29250N105)                                                3,601                  170,543                   0.1%
     Encana Corp.                                                            19,755                  368,036                   0.1%
*    Endeavour Mining Corp.                                                  38,500                   16,397                   0.0%
*    Endeavour Silver Corp.(29258Y103)                                        4,949                   15,045                   0.0%
*    Endeavour Silver Corp.(2980003)                                          5,300                   16,177                   0.0%
     Enerflex, Ltd.                                                             702                   10,028                   0.0%
     Enerplus Corp.                                                          11,838                  169,283                   0.1%
     Enghouse Systems, Ltd.                                                     577                   19,383                   0.0%
     Ensign Energy Services, Inc.                                             8,297                   93,641                   0.0%
#*   Epsilon Energy, Ltd.                                                     2,803                    9,127                   0.0%
#*   Essential Energy Services Trust                                          2,400                    4,302                   0.0%
     Evertz Technologies, Ltd.                                                1,400                   21,105                   0.0%
#    Exchange Income Corp.                                                      200                    3,414                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
CANADA -- (Continued)
     Exco Technologies, Ltd.                                                  1,111     $             10,814                   0.0%
#    Extendicare, Inc.                                                        5,400                   39,097                   0.0%
     Fairfax Financial Holdings, Ltd.                                           527                  240,777                   0.1%
     Finning International, Inc.                                              9,300                  240,122                   0.1%
     First Capital Realty, Inc.                                               3,151                   51,471                   0.0%
*    First Majestic Silver Corp.                                              7,108                   36,464                   0.0%
     First Quantum Minerals, Ltd.                                            12,795                  192,996                   0.1%
     FirstService Corp.                                                       1,220                   64,379                   0.0%
#    Fortis, Inc.                                                             2,900                   94,484                   0.0%
*    Fortuna Silver Mines, Inc.(349915108)                                    1,312                    4,579                   0.0%
*    Fortuna Silver Mines, Inc.(2383033)                                      7,299                   25,257                   0.0%
#    Genworth MI Canada, Inc.                                                 2,079                   72,679                   0.0%
     George Weston, Ltd.                                                      2,634                  215,198                   0.1%
     Gibson Energy, Inc.                                                      5,784                  168,226                   0.1%
     Gildan Activewear, Inc.                                                    802                   47,823                   0.0%
     Gluskin Sheff + Associates, Inc.                                           900                   23,509                   0.0%
     GMP Capital, Inc.                                                        2,900                   17,163                   0.0%
     Goldcorp, Inc.                                                          10,096                  189,603                   0.1%
#*   Golden Star Resources, Ltd.                                             12,402                    3,521                   0.0%
*    Gran Tierra Energy, Inc.(38500T101)                                      2,706                   12,339                   0.0%
*    Gran Tierra Energy, Inc.(B2PPCS5)                                       11,198                   51,069                   0.0%
#*   Great Panther Silver, Ltd.                                                 753                      528                   0.0%
     Great-West Lifeco, Inc.                                                  3,224                   90,337                   0.0%
*    Heroux-Devtek, Inc.                                                      2,214                   19,959                   0.0%
     High Liner Foods, Inc.                                                     925                   18,081                   0.0%
#    Horizon North Logistics, Inc.                                            4,600                   12,979                   0.0%
     HudBay Minerals, Inc.(B05BQ98)                                           7,243                   55,554                   0.0%
     HudBay Minerals, Inc.(B05BDX1)                                           7,449                   57,038                   0.0%
     Hudson's Bay Co.                                                         4,500                   78,098                   0.0%
#    Husky Energy, Inc.                                                      11,600                  280,055                   0.1%
*    IAMGOLD Corp.(450913108)                                                 4,292                    8,112                   0.0%
*    IAMGOLD Corp.(2446646)                                                  21,307                   40,457                   0.0%
     IGM Financial, Inc.                                                      1,000                   39,998                   0.0%
#*   Imax Corp.                                                               2,597                   76,508                   0.0%
#*   Imperial Metals Corp.                                                    1,400                   11,838                   0.0%
     Imperial Oil, Ltd.                                                       5,846                  279,906                   0.1%
#    Industrial Alliance Insurance & Financial Services, Inc.                 6,218                  250,585                   0.1%
#    Innergex Renewable Energy, Inc.                                          6,600                   64,592                   0.0%
     Intact Financial Corp.                                                   2,300                  154,218                   0.1%
#    Inter Pipeline, Ltd.                                                     1,900                   59,863                   0.0%
*    Interfor Corp.                                                           6,340                   96,418                   0.0%
     Intertape Polymer Group, Inc.                                            3,400                   49,806                   0.0%
#*   Ithaca Energy, Inc.                                                     13,625                   17,408                   0.0%
     Jean Coutu Group PJC, Inc. (The) Class A                                 2,100                   48,147                   0.0%
     Just Energy Group, Inc.(B693818)                                         4,023                   19,592                   0.0%
#    Just Energy Group, Inc.(B63MCN1)                                         1,499                    7,302                   0.0%
     K-Bro Linen, Inc.                                                          600                   21,082                   0.0%
     Keyera Corp.                                                             1,244                   98,964                   0.0%
#    Killam Properties, Inc.                                                  4,400                   43,100                   0.0%
*    Kinross Gold Corp.(496902404)                                           27,330                   58,759                   0.0%
*    Kinross Gold Corp.(B03Z841)                                             15,399                   32,928                   0.0%
#*   Kirkland Lake Gold, Inc.                                                 6,317                   19,617                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
CANADA -- (Continued)
*    Knight Therapeutics, Inc.                                                  400     $              2,066                   0.0%
#*   Lake Shore Gold Corp.                                                   32,305                   23,504                   0.0%
     Laurentian Bank of Canada                                                2,241                   98,584                   0.0%
*    Legacy Oil + Gas, Inc.                                                  12,424                   50,598                   0.0%
#    Leisureworld Senior Care Corp.                                           2,400                   30,174                   0.0%
     Leon's Furniture, Ltd.                                                   1,700                   21,690                   0.0%
*    Leucrotta Exploration, Inc.                                              1,600                    2,385                   0.0%
#    Lightstream Resources, Ltd.                                             12,084                   31,951                   0.0%
     Linamar Corp.                                                            3,300                  168,565                   0.1%
     Loblaw Cos., Ltd.                                                        2,092                  109,016                   0.1%
#    Long Run Exploration, Ltd.                                               7,084                   20,051                   0.0%
     Lucara Diamond Corp.                                                    16,596                   33,573                   0.0%
*    Lundin Mining Corp.                                                     28,256                  126,106                   0.1%
     MacDonald Dettwiler & Associates, Ltd.                                   1,100                   83,877                   0.0%
     Magellan Aerospace Corp.                                                   993                   10,899                   0.0%
     Magna International, Inc.                                                2,899                  286,160                   0.1%
     Major Drilling Group International, Inc.                                 6,620                   38,649                   0.0%
     Mandalay Resources Corp.                                                25,500                   21,720                   0.0%
#    Manitoba Telecom Services, Inc.                                          2,728                   71,912                   0.0%
     Manulife Financial Corp.                                                20,246                  384,067                   0.1%
     Maple Leaf Foods, Inc.                                                   7,700                  133,224                   0.1%
     Martinrea International, Inc.                                            7,667                   81,292                   0.0%
#    Medical Facilities Corp.                                                 1,900                   30,378                   0.0%
*    MEG Energy Corp.                                                         2,743                   66,199                   0.0%
     Melcor Developments, Ltd.                                                  200                    4,367                   0.0%
     Methanex Corp.                                                           1,899                  112,687                   0.1%
     Metro, Inc.                                                              7,159                  503,077                   0.2%
     Morneau Shepell, Inc.                                                    2,200                   32,481                   0.0%
#    MTY Food Group, Inc.                                                       100                    2,909                   0.0%
#    Mullen Group, Ltd.                                                       6,535                  126,983                   0.1%
     National Bank of Canada                                                  9,574                  447,503                   0.2%
     Nevsun Resources, Ltd.                                                   9,072                   30,668                   0.0%
#    New Flyer Industries, Inc.                                               3,976                   45,861                   0.0%
*    New Gold, Inc.(2826947)                                                 27,399                   99,429                   0.0%
*    New Gold, Inc.(644535106)                                                4,011                   14,440                   0.0%
*    New Millennium Iron Corp.                                                2,000                      319                   0.0%
     Newalta Corp.                                                            3,047                   55,017                   0.0%
#*   Niko Resources, Ltd.                                                     3,600                      990                   0.0%
     Norbord, Inc.                                                            1,000                   19,564                   0.0%
     North American Energy Partners, Inc.                                     2,400                   12,984                   0.0%
*    North American Palladium, Ltd.                                           3,301                      527                   0.0%
     North West Co., Inc. (The)                                               2,168                   44,820                   0.0%
#    Northland Power, Inc.                                                    3,827                   56,944                   0.0%
#*   Novagold Resources, Inc.                                                 5,135                   12,621                   0.0%
*    NuVista Energy, Ltd.                                                     6,600                   60,727                   0.0%
*    OceanaGold Corp.                                                        18,166                   29,657                   0.0%
#    Onex Corp.                                                               1,700                   95,917                   0.0%
     Open Text Corp.                                                          1,994                  109,909                   0.1%
*    Osisko Gold Royalties, Ltd.                                              1,227                   15,334                   0.0%
     Pacific Rubiales Energy Corp.                                           21,025                  317,133                   0.1%
*    Painted Pony Petroleum, Ltd.                                             5,400                   51,171                   0.0%
     Pan American Silver Corp.                                               12,681                  117,046                   0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
CANADA -- (Continued)
*    Paramount Resources, Ltd. Class A                                        1,000     $             41,879                   0.0%
*    Parex Resources, Inc.                                                    7,321                   67,101                   0.0%
#    Parkland Fuel Corp.                                                      3,200                   62,606                   0.0%
#    Pason Systems, Inc.                                                      3,022                   72,316                   0.0%
*    Pembina Pipeline Corp.                                                   2,801                  116,073                   0.1%
#    Pengrowth Energy Corp.(B67M828)                                         26,323                  106,268                   0.1%
     Pengrowth Energy Corp.(70706P104)                                        4,002                   16,128                   0.0%
     Penn West Petroleum, Ltd.                                               20,635                   93,270                   0.0%
*    Performance Sports Group, Ltd.                                           1,200                   20,762                   0.0%
#    Peyto Exploration & Development Corp.                                    4,600                  129,831                   0.1%
#    PHX Energy Services Corp.                                                3,238                   33,671                   0.0%
     Potash Corp. of Saskatchewan, Inc.                                       4,498                  153,697                   0.1%
     Precision Drilling Corp.                                                19,847                  165,127                   0.1%
#    Premium Brands Holdings Corp.                                            1,100                   24,156                   0.0%
#*   Primero Mining Corp.(B4Z8FV2)                                            3,700                   12,639                   0.0%
*    Primero Mining Corp.(74164W106)                                          9,167                   31,351                   0.0%
     Progressive Waste Solutions, Ltd.                                        7,068                  206,598                   0.1%
     Quebecor, Inc. Class B                                                   3,100                   79,573                   0.0%
     Reitmans Canada, Ltd. Class A                                            2,100                   11,459                   0.0%
     Richelieu Hardware, Ltd.                                                   636                   30,173                   0.0%
     Ritchie Bros Auctioneers, Inc.                                           1,701                   41,487                   0.0%
*    RMP Energy, Inc.                                                        10,449                   54,885                   0.0%
*    Rock Energy, Inc.                                                        4,000                   19,626                   0.0%
#    Rocky Mountain Dealerships, Inc.                                           200                    1,893                   0.0%
     Rogers Communications, Inc. Class B                                        800                   30,120                   0.0%
#    Rogers Sugar, Inc.                                                       6,720                   26,473                   0.0%
     RONA, Inc.                                                               9,196                  112,191                   0.1%
     Royal Bank of Canada                                                    12,798                  910,834                   0.3%
#    Russel Metals, Inc.                                                      2,100                   61,208                   0.0%
*    Sandstorm Gold, Ltd.                                                     4,900                   14,086                   0.0%
*    Sandvine Corp.                                                           7,400                   18,384                   0.0%
     Saputo, Inc.                                                             5,050                  143,294                   0.1%
     Savanna Energy Services Corp.                                            8,000                   43,157                   0.0%
*    Scorpio Mining Corp.                                                     4,800                      809                   0.0%
#    Sears Canada, Inc.                                                       1,813                   17,454                   0.0%
     Secure Energy Services, Inc.                                             2,600                   48,145                   0.0%
*    SEMAFO, Inc.                                                            12,599                   30,742                   0.0%
     Shaw Communications, Inc. Class B                                        8,917                  228,989                   0.1%
     ShawCor, Ltd.                                                            1,893                   83,392                   0.0%
     Sherritt International Corp.                                            24,429                   60,690                   0.0%
#*   Sierra Wireless, Inc.                                                    1,995                   54,623                   0.0%
*    Silver Standard Resources, Inc.                                          7,380                   32,251                   0.0%
     Silver Wheaton Corp.                                                     2,898                   50,338                   0.0%
     SNC-Lavalin Group, Inc.                                                    900                   38,777                   0.0%
     Sprott, Inc.                                                             9,400                   20,184                   0.0%
#    Spyglass Resources Corp.                                                 3,710                    3,489                   0.0%
     Stantec, Inc.                                                              667                   42,328                   0.0%
     Stella-Jones, Inc.                                                       1,300                   37,753                   0.0%
     Stuart Olson, Inc.                                                       1,300                    8,801                   0.0%
#    Student Transportation, Inc.(B1FQZ15)                                    3,800                   23,871                   0.0%
     Student Transportation, Inc.(86388A108)                                    700                    4,396                   0.0%
     Sun Life Financial, Inc.                                                 8,791                  312,960                   0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
CANADA -- (Continued)
     Suncor Energy, Inc.                                                     45,105     $          1,603,032                   0.5%
*    SunOpta, Inc.(8676EP108)                                                 1,100                   15,576                   0.0%
*    SunOpta, Inc.(2817510)                                                   1,492                   21,128                   0.0%
#    Superior Plus Corp.                                                     12,114                  131,238                   0.1%
#    Surge Energy, Inc.                                                      11,800                   65,436                   0.0%
#*   TAG Oil, Ltd.                                                            1,089                    1,536                   0.0%
     Talisman Energy, Inc.                                                   19,555                  124,761                   0.1%
#*   Taseko Mines, Ltd.                                                      11,862                   15,577                   0.0%
     Teck Resources, Ltd. Class B                                            14,146                  223,224                   0.1%
     TELUS Corp.                                                              2,698                   96,723                   0.0%
*    Tembec, Inc.                                                             7,455                   18,918                   0.0%
*    Thompson Creek Metals Co., Inc.(2439806)                                 9,099                   17,196                   0.0%
*    Thompson Creek Metals Co., Inc.(884768102)                               6,318                   11,941                   0.0%
     Thomson Reuters Corp.                                                    4,105                  152,788                   0.1%
     Tim Hortons, Inc.                                                        2,099                  170,061                   0.1%
*    Timmins Gold Corp.                                                      18,699                   17,918                   0.0%
     TMX Group, Ltd.                                                          1,470                   70,706                   0.0%
#    TORC Oil & Gas, Ltd.                                                     5,310                   49,800                   0.0%
     Toromont Industries, Ltd.                                                2,611                   62,342                   0.0%
     Toronto-Dominion Bank (The)                                             29,506                1,453,466                   0.5%
#    Torstar Corp. Class B                                                    2,714                   15,845                   0.0%
     Total Energy Services, Inc.                                              2,500                   43,432                   0.0%
*    Tourmaline Oil Corp.                                                     1,296                   46,504                   0.0%
     TransAlta Corp.                                                         20,705                  201,046                   0.1%
     TransCanada Corp.                                                        4,099                  202,040                   0.1%
     Transcontinental, Inc. Class A                                           4,552                   62,158                   0.0%
     TransForce, Inc.                                                         7,177                  175,501                   0.1%
     TransGlobe Energy Corp.(2470548)                                         1,000                    4,339                   0.0%
     TransGlobe Energy Corp.(893662106)                                         500                    2,170                   0.0%
     Trican Well Service, Ltd.                                                9,000                   80,653                   0.0%
#    Trilogy Energy Corp.                                                     2,300                   35,835                   0.0%
     Trinidad Drilling, Ltd.                                                 11,700                   76,197                   0.0%
*    Turquoise Hill Resources, Ltd.(900435108)                                3,396                   11,377                   0.0%
*    Turquoise Hill Resources, Ltd.(B7WJ1F5)                                 16,200                   54,333                   0.0%
#    Twin Butte Energy, Ltd.                                                 13,668                   18,191                   0.0%
     Uni-Select, Inc.                                                           600                   15,098                   0.0%
     Valener, Inc.                                                            2,500                   35,713                   0.0%
#    Veresen, Inc.                                                            3,600                   56,505                   0.0%
*    Vermilion Energy, Inc.(923725105)                                          515                   28,964                   0.0%
     Vermilion Energy, Inc.(B607XS1)                                            600                   34,050                   0.0%
     Vicwest, Inc.                                                            1,112                   10,241                   0.0%
#    Wajax Corp.                                                                900                   28,804                   0.0%
     West Fraser Timber Co., Ltd.                                             1,800                   94,436                   0.0%
     Western Energy Services Corp.                                            3,800                   24,107                   0.0%
     Western Forest Products, Inc.                                           23,514                   48,403                   0.0%
#    WesternOne, Inc.                                                         3,720                   20,860                   0.0%
     Westjet Airlines, Ltd.                                                     300                    8,489                   0.0%
     Westshore Terminals Investment Corp.                                     2,100                   64,003                   0.0%
     Whistler Blackcomb Holdings, Inc.                                        1,500                   25,327                   0.0%
#    Whitecap Resources, Inc.                                                12,155                  157,350                   0.1%
     Wi-Lan, Inc.                                                            13,600                   45,010                   0.0%
     Winpak, Ltd.                                                               689                   18,187                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
CANADA -- (Continued)
#    WSP Global, Inc.                                                         3,300     $            100,460                   0.1%
     Yamana Gold, Inc.(2219279)                                               3,249                   12,944                   0.0%
     Yamana Gold, Inc.(98462Y100)                                            14,406                   57,336                   0.0%
#    Zargon Oil & Gas, Ltd.                                                     600                    3,263                   0.0%
     ZCL Composites, Inc.                                                     1,726                   10,383                   0.0%
                                                                                        --------------------    ------------------
TOTAL CANADA                                                                                      32,223,282                  10.5%
                                                                                        --------------------    ------------------
CHINA -- (0.0%)
     Hopewell Highway Infrastructure, Ltd.                                    1,275                      616                   0.0%
*    Technovator International, Ltd.                                         28,000                   12,478                   0.0%
                                                                                        --------------------    ------------------
TOTAL CHINA                                                                                           13,094                   0.0%
                                                                                        --------------------    ------------------
DENMARK -- (1.1%)
     ALK-Abello A.S.                                                            379                   42,742                   0.0%
*    Alm Brand A.S.                                                           5,886                   32,133                   0.0%
     Ambu A.S. Class B                                                          377                   26,639                   0.0%
*    Auriga Industries A.S. Class B                                           1,430                   73,889                   0.0%
#*   Bang & Olufsen A.S.                                                      2,210                   17,153                   0.0%
*    Bavarian Nordic A.S.                                                     1,032                   31,956                   0.0%
     Chr Hansen Holding A.S.                                                  4,658                  187,642                   0.1%
     Coloplast A.S. Class B                                                   1,093                   95,267                   0.0%
#    D/S Norden A.S.                                                            944                   24,824                   0.0%
     Danske Bank A.S.                                                         8,404                  230,776                   0.1%
     Dfds A.S.                                                                  684                   57,970                   0.0%
     DSV A.S.                                                                14,670                  439,090                   0.2%
     East Asiatic Co., Ltd. A.S.                                                260                    2,342                   0.0%
#    FLSmidth & Co. A.S.                                                      2,730                  123,777                   0.1%
*    Genmab A.S.                                                              2,143                   93,417                   0.0%
     GN Store Nord A.S.                                                      11,768                  273,811                   0.1%
     H Lundbeck A.S.                                                          2,480                   52,589                   0.0%
     IC Group A.S.                                                              908                   23,250                   0.0%
*    Jyske Bank A.S.                                                          4,172                  224,949                   0.1%
     NKT Holding A.S.                                                           891                   46,218                   0.0%
     Novozymes A.S. Class B                                                   2,785                  128,964                   0.1%
     Pandora A.S.                                                             2,400                  202,348                   0.1%
     PER Aarsleff A.S. Class B                                                  239                   39,779                   0.0%
     Ringkjoebing Landbobank A.S.                                               163                   31,411                   0.0%
     Rockwool International A.S. Class B                                        522                   75,993                   0.0%
     Schouw & Co.                                                             1,030                   45,635                   0.0%
     SimCorp A.S.                                                             1,766                   53,295                   0.0%
     Solar A.S. Class B                                                         239                   11,067                   0.0%
     Spar Nord Bank A.S.                                                      3,872                   39,140                   0.0%
*    Sydbank A.S.                                                             2,665                   84,603                   0.0%
     TDC A.S.                                                                37,963                  289,926                   0.1%
*    Topdanmark A.S.                                                          6,592                  209,823                   0.1%
     Tryg A.S.                                                                  623                   67,418                   0.0%
     United International Enterprises                                            84                   14,973                   0.0%
*    Vestas Wind Systems A.S.                                                 5,980                  199,582                   0.1%
*    William Demant Holding A.S.                                                896                   67,909                   0.0%
*    Zealand Pharma A.S.                                                      1,202                   13,767                   0.0%
                                                                                        --------------------    ------------------
TOTAL DENMARK                                                                                      3,676,067                   1.2%
                                                                                        --------------------    ------------------

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
FINLAND -- (1.3%)
#    Aktia Bank Oyj                                                           1,256     $             15,281                   0.0%
     Amer Sports Oyj                                                         11,474                  219,918                   0.1%
     BasWare Oyj                                                                260                   13,046                   0.0%
#    Cargotec Oyj                                                             2,985                   90,111                   0.0%
     Caverion Corp.                                                           3,326                   26,748                   0.0%
     Citycon Oyj                                                             16,869                   54,654                   0.0%
     Elektrobit Oyj                                                           3,951                   17,003                   0.0%
     Elisa Oyj                                                               12,369                  339,780                   0.1%
     F-Secure Oyj                                                             5,330                   13,018                   0.0%
*    Finnair Oyj                                                                981                    3,064                   0.0%
     Fiskars Oyj Abp                                                          2,550                   70,989                   0.0%
     Fortum Oyj                                                              16,834                  390,410                   0.1%
     HKScan Oyj Class A                                                       4,861                   20,676                   0.0%
     Huhtamaki Oyj                                                            8,876                  225,230                   0.1%
     Kemira Oyj                                                               6,931                   89,504                   0.0%
     Kesko Oyj Class A                                                          790                   28,694                   0.0%
     Kesko Oyj Class B                                                        3,790                  143,738                   0.1%
#    Konecranes Oyj                                                           4,146                  116,182                   0.1%
     Lassila & Tikanoja Oyj                                                   3,369                   62,162                   0.0%
     Metsa Board Oyj                                                         15,474                   69,120                   0.0%
     Neste Oil Oyj                                                           11,867                  256,083                   0.1%
     Nokian Renkaat Oyj                                                       2,084                   58,874                   0.0%
*    Oriola-KD Oyj Class B                                                    7,189                   23,773                   0.0%
#*   Outokumpu Oyj                                                           16,237                   92,179                   0.0%
#    Outotec Oyj                                                             18,535                  122,665                   0.1%
     PKC Group Oyj                                                            1,929                   38,689                   0.0%
#    Ponsse Oy                                                                1,526                   23,155                   0.0%
#*   Poyry Oyj                                                                  493                    1,980                   0.0%
     Raisio Oyj Class V                                                       4,905                   24,467                   0.0%
     Ramirent Oyj                                                             7,461                   59,547                   0.0%
     Sampo Oyj Class A                                                        5,915                  283,431                   0.1%
     Sanoma Oyj                                                               4,560                   26,240                   0.0%
#    Stockmann Oyj Abp                                                          832                    9,217                   0.0%
     Stora Enso Oyj Class R                                                  56,749                  468,639                   0.2%
     Technopolis Oyj                                                          2,001                   10,172                   0.0%
     Tieto Oyj                                                                5,196                  131,740                   0.1%
     Tikkurila Oyj                                                            1,512                   31,225                   0.0%
     UPM-Kymmene Oyj                                                         31,872                  505,570                   0.2%
     Uponor Oyj                                                               3,579                   47,573                   0.0%
     Vacon Oyj                                                                  813                   34,449                   0.0%
     Vaisala Oyj Class A                                                        133                    3,748                   0.0%
#    YIT Oyj                                                                  4,403                   29,456                   0.0%
                                                                                        --------------------    ------------------
TOTAL FINLAND                                                                                      4,292,200                   1.4%
                                                                                        --------------------    ------------------
FRANCE -- (6.8%)
     Accor SA                                                                 1,411                   59,279                   0.0%
     Aeroports de Paris                                                         251                   29,709                   0.0%
     Air Liquide SA                                                           2,618                  316,034                   0.1%
     Airbus Group NV                                                          1,827                  109,074                   0.0%
     Akka Technologies SA                                                       683                   22,334                   0.0%
     Albioma SA                                                               1,414                   30,670                   0.0%
     Alten SA                                                                 1,202                   51,413                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
FRANCE -- (Continued)
     Altran Technologies SA                                                   7,771     $             76,346                   0.0%
     April                                                                    1,193                   17,862                   0.0%
#    Arkema SA                                                                1,022                   63,080                   0.0%
     Assystem                                                                   402                    8,118                   0.0%
     AtoS                                                                     1,249                   86,316                   0.0%
     AXA SA                                                                  22,965                  530,458                   0.2%
*    Beneteau SA                                                                497                    7,355                   0.0%
     BioMerieux                                                               1,060                  111,791                   0.0%
     BNP Paribas SA                                                          13,394                  841,707                   0.3%
     Boiron SA                                                                  423                   37,658                   0.0%
     Bonduelle S.C.A.                                                         1,111                   27,980                   0.0%
     Bongrain SA                                                                 84                    5,712                   0.0%
     Bureau Veritas SA                                                        4,554                  112,638                   0.0%
     Burelle SA                                                                  39                   26,621                   0.0%
     Cap Gemini SA                                                            2,275                  149,686                   0.1%
     Carrefour SA                                                            18,340                  537,551                   0.2%
     Casino Guichard Perrachon SA                                             3,624                  371,581                   0.1%
*    Cegedim SA                                                                 334                   10,723                   0.0%
#*   CGG SA                                                                   2,028                   11,717                   0.0%
*    Chargeurs SA                                                             1,522                    9,126                   0.0%
#    Christian Dior SA                                                          768                  135,899                   0.1%
     Cie de St-Gobain                                                         8,716                  374,656                   0.1%
*    Cie des Alpes                                                              283                    5,496                   0.0%
     Cie Generale des Etablissements Michelin                                 9,945                  863,792                   0.3%
*    Club Mediterranee SA                                                       316                    8,903                   0.0%
     CNP Assurances                                                           4,328                   80,913                   0.0%
     Credit Agricole SA                                                      13,022                  192,703                   0.1%
     Danone SA                                                                4,415                  301,688                   0.1%
     Dassault Systemes                                                          812                   51,490                   0.0%
     Derichebourg SA                                                          7,205                   18,085                   0.0%
     Edenred                                                                  6,473                  179,446                   0.1%
     Eiffage SA                                                               3,743                  198,989                   0.1%
     Electricite de France SA                                                 6,599                  194,858                   0.1%
#*   Eramet                                                                     319                   29,639                   0.0%
     Essilor International SA                                                 2,892                  319,340                   0.1%
*    Esso SA Francaise                                                           70                    2,709                   0.0%
*    Etablissements Maurel et Prom                                            6,911                   82,601                   0.0%
     Euler Hermes Group                                                       1,002                   98,155                   0.0%
     Eurofins Scientific SE                                                     377                   95,359                   0.0%
     Eutelsat Communications SA                                               6,383                  206,929                   0.1%
     Faiveley Transport SA                                                      228                   13,712                   0.0%
     Faurecia                                                                 6,780                  219,618                   0.1%
     Fimalac                                                                    134                    8,989                   0.0%
     GDF Suez                                                                59,669                1,448,759                   0.5%
     GL Events                                                                  119                    2,378                   0.0%
     Groupe Crit                                                                361                   18,502                   0.0%
     Groupe Eurotunnel SA                                                    10,793                  136,415                   0.1%
*    Groupe Fnac                                                                 60                    2,527                   0.0%
     Guerbet                                                                    417                   19,395                   0.0%
     Haulotte Group SA                                                        1,255                   18,979                   0.0%
     Havas SA                                                                14,991                  121,258                   0.1%
*    Hi-Media SA                                                              6,699                   21,333                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
FRANCE -- (Continued)
     Iliad SA                                                                   539     $            117,850                   0.0%
     Imerys SA                                                                2,056                  147,534                   0.1%
#    Ingenico                                                                 1,706                  169,957                   0.1%
     Interparfums SA                                                            169                    4,059                   0.0%
     Ipsen SA                                                                 1,199                   58,936                   0.0%
     IPSOS                                                                    1,229                   31,874                   0.0%
     Jacquet Metal Service                                                    1,075                   18,346                   0.0%
     JCDecaux SA                                                              1,491                   49,488                   0.0%
     Kering                                                                   1,116                  215,371                   0.1%
     Korian-Medica                                                            1,315                   47,499                   0.0%
     L'Oreal SA                                                               1,109                  174,042                   0.1%
     Lagardere SCA                                                            4,883                  118,834                   0.0%
     Lectra                                                                   1,033                   10,194                   0.0%
     Legrand SA                                                               4,560                  245,425                   0.1%
     LISI                                                                     1,480                   37,134                   0.0%
     LVMH Moet Hennessy Louis Vuitton SA                                      3,279                  556,590                   0.2%
*    Manitou BF SA                                                              323                    4,494                   0.0%
     Mersen                                                                     323                    7,771                   0.0%
     Metropole Television SA                                                  2,867                   49,615                   0.0%
     MGI Coutier                                                                680                   10,081                   0.0%
     Montupet                                                                   560                   43,463                   0.0%
     Natixis SA                                                              22,128                  152,318                   0.1%
#    Naturex                                                                    203                   14,128                   0.0%
     Neopost SA                                                               2,651                  183,979                   0.1%
#*   Nexans SA                                                                2,620                   79,833                   0.0%
     Nexity SA                                                                2,401                   86,201                   0.0%
     Norbert Dentressangle SA                                                   216                   31,572                   0.0%
*    NRJ Group                                                                  384                    3,330                   0.0%
     Orange SA                                                               79,376                1,263,695                   0.4%
     Orpea                                                                    1,027                   62,660                   0.0%
*    Parrot SA                                                                  437                    8,290                   0.0%
*    Peugeot SA                                                              19,535                  232,164                   0.1%
*    Pierre & Vacances SA                                                       349                    8,677                   0.0%
     Plastic Omnium SA                                                        3,689                   84,017                   0.0%
     PSB Industries SA                                                          175                    7,697                   0.0%
     Publicis Groupe SA                                                         945                   65,543                   0.0%
     Rallye SA                                                                2,374                   92,008                   0.0%
     Rexel SA                                                                16,785                  282,140                   0.1%
     Rubis SCA                                                                2,002                  117,797                   0.0%
     Saft Groupe SA                                                           1,949                   57,974                   0.0%
     Sartorius Stedim Biotech                                                   115                   20,963                   0.0%
     SCOR SE                                                                  9,183                  281,389                   0.1%
     SEB SA                                                                   1,494                  122,253                   0.1%
     SES SA                                                                   6,294                  217,279                   0.1%
     Societe BIC SA                                                             972                  121,253                   0.0%
     Societe d'Edition de Canal +                                             5,826                   43,280                   0.0%
     Societe Generale SA                                                      5,468                  263,509                   0.1%
     Societe Television Francaise 1                                           8,654                  129,018                   0.1%
     Sodexo                                                                   1,628                  157,058                   0.1%
#*   SOITEC                                                                  20,285                   50,475                   0.0%
*    Solocal Group                                                           35,683                   21,925                   0.0%
     Somfy SA                                                                   112                   32,824                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
FRANCE -- (Continued)
     Sopra Group SA                                                             931     $             69,750                   0.0%
     Stallergenes SA                                                            167                   10,469                   0.0%
#*   Ste Industrielle d'Aviation Latecoere SA                                   777                    9,300                   0.0%
     Stef SA                                                                    175                    9,978                   0.0%
     STMicroelectronics NV(5962332)                                          37,408                  249,876                   0.1%
#    STMicroelectronics NV(861012102)                                         3,197                   21,484                   0.0%
*    Store Electronic                                                           567                    8,779                   0.0%
     Suez Environnement Co.                                                   9,586                  161,498                   0.1%
     Synergie SA                                                                618                   14,172                   0.0%
*    Technicolor SA                                                          10,441                   61,644                   0.0%
     Technip SA                                                               5,238                  378,447                   0.1%
     Teleperformance                                                          3,211                  202,340                   0.1%
     Tessi SA                                                                    32                    3,160                   0.0%
     Thermador Groupe                                                            80                    7,462                   0.0%
     Total Gabon                                                                 46                   20,391                   0.0%
     Total SA                                                                49,676                2,965,819                   1.0%
#    Total SA Sponsored ADR                                                   6,978                  417,912                   0.1%
*    Trigano SA                                                               1,173                   23,757                   0.0%
*    UBISOFT Entertainment                                                    9,996                  180,981                   0.1%
     Valeo SA                                                                 3,128                  350,745                   0.1%
     Vallourec SA                                                             7,683                  280,791                   0.1%
     Veolia Environnement SA                                                 13,895                  230,779                   0.1%
#    Veolia Environnement SA ADR                                              1,130                   18,385                   0.0%
     Vicat                                                                      563                   38,503                   0.0%
     Vilmorin & Cie SA                                                          554                   55,584                   0.0%
     Vinci SA                                                                10,863                  620,041                   0.2%
     Virbac SA                                                                  119                   26,591                   0.0%
     Vivendi SA                                                              18,552                  453,212                   0.2%
     Zodiac Aerospace                                                         3,590                  109,541                   0.0%
                                                                                        --------------------    ------------------
TOTAL FRANCE                                                                                      22,551,251                   7.4%
                                                                                        --------------------    ------------------
GERMANY -- (5.6%)
     Aareal Bank AG                                                           4,188                  179,939                   0.1%
     Adidas AG                                                                1,834                  133,636                   0.1%
     Adler Modemaerkte AG                                                     1,392                   20,824                   0.0%
*    ADVA Optical Networking SE                                                 893                    3,206                   0.0%
#*   Aixtron SE                                                               2,254                   27,502                   0.0%
     Allianz SE                                                               5,684                  903,882                   0.3%
     Amadeus Fire AG                                                            146                   10,363                   0.0%
     Aurubis AG                                                               2,270                  118,500                   0.0%
     Axel Springer SE                                                         2,313                  127,239                   0.1%
     BASF SE                                                                 10,367                  916,030                   0.3%
     Bayerische Motoren Werke AG                                             11,435                1,226,263                   0.4%
     BayWa AG                                                                   856                   33,907                   0.0%
     Bechtle AG                                                                 805                   62,716                   0.0%
     Bertrandt AG                                                               281                   36,783                   0.0%
     Bijou Brigitte AG                                                          144                    9,931                   0.0%
     Bilfinger SE                                                             1,770                  114,466                   0.0%
     Biotest AG                                                                 105                   10,407                   0.0%
     Borussia Dortmund GmbH & Co. KGaA(4627193)                               5,777                   30,595                   0.0%
*    Borussia Dortmund GmbH & Co. KGaA(BQ8P020)                               2,100                   11,053                   0.0%
     Brenntag AG                                                              4,355                  211,312                   0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
GERMANY -- (Continued)
#    CANCOM SE                                                                  931     $             38,214                   0.0%
     Carl Zeiss Meditec AG                                                      484                   13,023                   0.0%
     CAT Oil AG                                                               1,276                   24,305                   0.0%
     Celesio AG                                                               3,394                  111,974                   0.0%
     CENIT AG                                                                   720                   10,010                   0.0%
     CENTROTEC Sustainable AG                                                   278                    4,503                   0.0%
     Cewe Stiftung & Co. KGAA                                                   599                   39,424                   0.0%
     Comdirect Bank AG                                                        2,126                   21,510                   0.0%
*    Commerzbank AG                                                          22,412                  338,880                   0.1%
     CompuGroup Medical AG                                                    1,461                   33,536                   0.0%
     Continental AG                                                             969                  190,860                   0.1%
     CropEnergies AG                                                            700                    3,470                   0.0%
     CTS Eventim AG & Co., KGaA                                               1,810                   47,827                   0.0%
#    Delticom AG                                                                534                   11,150                   0.0%
     Deutsche Bank AG                                                        11,410                  357,361                   0.1%
     Deutsche Boerse AG                                                       2,726                  186,576                   0.1%
     Deutsche Telekom AG                                                    103,030                1,553,004                   0.5%
     Deutsche Wohnen AG                                                       9,840                  222,103                   0.1%
*    Dialog Semiconductor P.L.C.                                              2,684                   92,683                   0.0%
     DMG Mori Seiki AG                                                        3,994                  102,265                   0.0%
     Dr Hoenle AG                                                               513                   10,932                   0.0%
     Draegerwerk AG & Co. KGaA                                                  215                   17,844                   0.0%
     Drillisch AG                                                             1,634                   56,911                   0.0%
     Duerr AG                                                                 1,302                   91,458                   0.0%
     E.ON SE                                                                 24,908                  429,416                   0.2%
     Eckert & Ziegler AG                                                        144                    4,312                   0.0%
     Elmos Semiconductor AG                                                   1,399                   25,044                   0.0%
     ElringKlinger AG                                                         2,599                   79,498                   0.0%
*    Euromicron AG                                                              463                    7,668                   0.0%
#*   Evotec AG                                                                4,707                   17,301                   0.0%
     Fielmann AG                                                                846                   55,206                   0.0%
     Fraport AG Frankfurt Airport Services Worldwide                          2,238                  138,668                   0.1%
     Freenet AG                                                               9,137                  239,733                   0.1%
     Fresenius Medical Care AG & Co. KGaA                                     6,699                  491,691                   0.2%
     Fuchs Petrolub SE                                                          929                   34,189                   0.0%
     GEA Group AG                                                             4,098                  189,031                   0.1%
     Gerresheimer AG                                                          2,289                  127,364                   0.1%
     Gerry Weber International AG                                               620                   24,938                   0.0%
     Gesco AG                                                                    44                    3,888                   0.0%
     GFK SE                                                                     851                   35,232                   0.0%
     GFT Technologies AG                                                      1,156                   16,011                   0.0%
     Grammer AG                                                                 812                   29,754                   0.0%
*    H&R AG                                                                     304                    2,604                   0.0%
     Hamburger Hafen und Logistik AG                                          2,912                   63,824                   0.0%
     Hannover Rueck SE                                                        3,492                  291,468                   0.1%
     HeidelbergCement AG                                                      3,249                  221,798                   0.1%
#*   Heidelberger Druckmaschinen AG                                          19,276                   49,233                   0.0%
     Henkel AG & Co. KGaA                                                       699                   63,622                   0.0%
     Hochtief AG                                                              2,053                  151,919                   0.1%
     Homag Group AG                                                             206                    7,259                   0.0%
     Hornbach Baumarkt AG                                                       657                   23,400                   0.0%
     Hugo Boss AG                                                             1,082                  143,753                   0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
GERMANY -- (Continued)
     Indus Holding AG                                                         1,212     $             55,713                   0.0%
     Infineon Technologies AG                                                23,626                  230,181                   0.1%
     Isra Vision AG                                                             295                   17,575                   0.0%
     Jenoptik AG                                                              3,479                   39,857                   0.0%
     K+S AG                                                                   9,925                  278,146                   0.1%
*    Kloeckner & Co. SE                                                       8,201                   96,337                   0.0%
*    Koenig & Bauer AG                                                          107                    1,355                   0.0%
*    Kontron AG                                                               4,757                   27,547                   0.0%
     Krones AG                                                                1,351                  129,615                   0.1%
#    KUKA AG                                                                  1,446                   91,132                   0.0%
     KWS Saat AG                                                                118                   38,487                   0.0%
     Lanxess AG                                                               7,040                  366,688                   0.1%
     Leoni AG                                                                 3,019                  173,422                   0.1%
     Linde AG                                                                 2,644                  487,964                   0.2%
#*   Manz AG                                                                    353                   28,852                   0.0%
*    Metro AG                                                                 8,822                  281,232                   0.1%
     MLP AG                                                                   1,362                    6,928                   0.0%
     MTU Aero Engines AG                                                      2,915                  255,660                   0.1%
     Muenchener Rueckversicherungs-Gesellschaft AG                            2,154                  424,096                   0.1%
     Nemetschek AG                                                              391                   38,972                   0.0%
*    Nordex SE                                                                2,243                   38,020                   0.0%
     Norma Group SE                                                           2,061                   96,607                   0.0%
     OHB AG                                                                     906                   22,612                   0.0%
*    Osram Licht AG                                                           3,346                  117,541                   0.0%
*    Patrizia Immobilien AG                                                   3,197                   43,217                   0.0%
     Pfeiffer Vacuum Technology AG                                              449                   34,966                   0.0%
#    PNE Wind AG                                                              3,439                    9,717                   0.0%
     Puma SE                                                                    124                   26,054                   0.0%
*    QIAGEN NV(5732825)                                                       4,695                  110,339                   0.0%
*    QIAGEN NV(2437907)                                                         526                   12,340                   0.0%
#    QSC AG                                                                   4,310                    8,337                   0.0%
     R Stahl AG                                                                 104                    5,155                   0.0%
     Rational AG                                                                193                   60,483                   0.0%
     RWE AG                                                                  30,166                1,070,343                   0.4%
     SAF-Holland SA                                                           3,516                   44,056                   0.0%
#    Salzgitter AG                                                            3,042                   91,865                   0.0%
     SAP SE                                                                   3,116                  212,310                   0.1%
     SAP SE Sponsored ADR                                                       555                   37,812                   0.0%
#    Schaltbau Holding AG                                                       406                   24,942                   0.0%
#*   SGL Carbon SE                                                              739                   11,455                   0.0%
     SHW AG                                                                     419                   19,137                   0.0%
     Siemens AG                                                               5,370                  605,701                   0.2%
#*   Singulus Technologies AG                                                 3,636                    2,666                   0.0%
     Sixt SE                                                                    929                   30,053                   0.0%
*    Sky Deutschland AG                                                       4,942                   41,723                   0.0%
#*   SMA Solar Technology AG                                                    616                   15,339                   0.0%
#    Software AG                                                              3,424                   86,232                   0.0%
#*   Solarworld AG                                                               19                      347                   0.0%
     Stada Arzneimittel AG                                                    4,474                  172,387                   0.1%
     Stroeer Media S.E.                                                       1,459                   33,293                   0.0%
#    Suedzucker AG                                                            3,533                   49,194                   0.0%
*    Suss Microtec AG                                                         1,897                   11,223                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
GERMANY -- (Continued)
     Symrise AG                                                               4,082     $            230,140                   0.1%
     Takkt AG                                                                 1,560                   24,330                   0.0%
*    Talanx AG                                                                3,042                   98,165                   0.0%
     Telefonica Deutschland Holding AG                                       32,668                  160,755                   0.1%
*    ThyssenKrupp AG                                                          9,025                  217,517                   0.1%
*    Tom Tailor Holding AG                                                    1,823                   25,557                   0.0%
     TUI AG                                                                  18,313                  280,445                   0.1%
     United Internet AG                                                       4,668                  183,071                   0.1%
#    Vossloh AG                                                                 252                   14,516                   0.0%
     VTG AG                                                                     652                   13,184                   0.0%
#    Wacker Chemie AG                                                         1,326                  160,683                   0.1%
     Wacker Neuson SE                                                         1,765                   34,345                   0.0%
     Wincor Nixdorf AG                                                          513                   23,593                   0.0%
     XING AG                                                                    115                   12,214                   0.0%
                                                                                        --------------------    ------------------
TOTAL GERMANY                                                                                     18,429,941                   6.0%
                                                                                        --------------------    ------------------
HONG KONG -- (2.7%)
     AIA Group, Ltd.                                                        138,600                  773,447                   0.3%
     APT Satellite Holdings, Ltd.                                            21,500                   31,471                   0.0%
     Asia Satellite Telecommunications Holdings, Ltd.                         3,000                   10,450                   0.0%
#    ASM Pacific Technology, Ltd.                                             7,600                   83,751                   0.0%
     Bank of East Asia, Ltd.                                                 50,400                  209,825                   0.1%
     BOC Hong Kong Holdings, Ltd.                                            95,500                  318,527                   0.1%
#*   Brightoil Petroleum Holdings, Ltd.                                     139,000                   44,075                   0.0%
*    Burwill Holdings, Ltd.                                                 460,000                   16,938                   0.0%
     Cafe de Coral Holdings, Ltd.                                            16,000                   57,368                   0.0%
     Cathay Pacific Airways, Ltd.                                            58,000                  108,937                   0.1%
     Cheung Kong Holdings, Ltd.                                              11,000                  195,701                   0.1%
     Cheung Kong Infrastructure Holdings, Ltd.                                8,000                   58,435                   0.0%
     Chevalier International Holdings, Ltd.                                   4,000                    6,482                   0.0%
*    China Energy Development Holdings, Ltd.                                412,000                   12,276                   0.0%
     Chong Hing Bank, Ltd.                                                    1,094                    2,425                   0.0%
     Chow Sang Sang Holdings International, Ltd.                             24,000                   59,395                   0.0%
#    Chow Tai Fook Jewellery Group, Ltd.                                     20,600                   28,655                   0.0%
     CITIC Telecom International Holdings, Ltd.                             119,000                   47,586                   0.0%
     CK Life Sciences International Holdings, Inc.                          244,000                   25,796                   0.0%
     CLP Holdings, Ltd.                                                      12,500                  107,558                   0.1%
     CSI Properties, Ltd.                                                   390,000                   16,863                   0.0%
     Dah Sing Banking Group, Ltd.                                            27,328                   49,653                   0.0%
     Dah Sing Financial Holdings, Ltd.                                        8,520                   53,052                   0.0%
     Dorsett Hospitality International, Ltd.                                 46,000                    8,125                   0.0%
     Emperor Watch & Jewellery, Ltd.                                        130,000                    5,954                   0.0%
     Esprit Holdings, Ltd.                                                  109,200                  136,792                   0.1%
     Fairwood Holdings, Ltd.                                                  5,500                   12,396                   0.0%
     Far East Consortium International, Ltd.                                 78,000                   28,983                   0.0%
*    FIH Mobile, Ltd.                                                       126,000                   67,127                   0.0%
     First Pacific Co., Ltd.                                                162,000                  174,205                   0.1%
     Future Bright Holdings, Ltd.                                            48,000                   18,395                   0.0%
*    G-Resources Group, Ltd.                                                831,600                   20,328                   0.0%
*    GCL New Energy Holdings, Ltd.                                           66,000                   44,780                   0.0%
#    Giordano International, Ltd.                                           120,000                   61,133                   0.0%
*    Global Brands Group Holding, Ltd.                                       88,000                   19,389                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
HONG KONG -- (Continued)
#    Haitong International Securities Group, Ltd.                            58,000     $             34,542                   0.0%
     Hang Lung Group, Ltd.                                                   24,000                  120,745                   0.1%
     Hang Lung Properties, Ltd.                                              56,000                  174,873                   0.1%
     Hang Seng Bank, Ltd.                                                     9,000                  152,499                   0.1%
     HKR International, Ltd.                                                 44,800                   21,655                   0.0%
     Hong Kong & China Gas Co., Ltd.                                         59,720                  139,457                   0.1%
     Hong Kong Aircraft Engineering Co., Ltd.                                 1,600                   17,579                   0.0%
     Hong Kong Exchanges and Clearing, Ltd.                                   9,277                  205,979                   0.1%
     Hongkong & Shanghai Hotels (The)                                        24,000                   38,006                   0.0%
     Hongkong Chinese, Ltd.                                                  30,000                    7,086                   0.0%
     Hopewell Holdings, Ltd.                                                 25,500                   90,659                   0.0%
     Hutchison Telecommunications Hong Kong Holdings, Ltd.                  138,000                   55,003                   0.0%
     Hutchison Whampoa, Ltd.                                                 33,000                  419,310                   0.2%
     Hysan Development Co., Ltd.                                             21,000                   96,091                   0.0%
     IT, Ltd.                                                                56,000                   16,820                   0.0%
     Johnson Electric Holdings, Ltd.                                         22,875                   77,439                   0.0%
     K Wah International Holdings, Ltd.                                      75,463                   47,334                   0.0%
     Kerry Logistics Network, Ltd.                                            7,000                   11,413                   0.0%
     Kerry Properties, Ltd.                                                  40,000                  137,475                   0.1%
     Kowloon Development Co., Ltd.                                           32,000                   38,254                   0.0%
#    L'Occitane International SA                                             26,000                   61,392                   0.0%
*    Lai Sun Development Co., Ltd.                                          416,000                   10,669                   0.0%
     Lee's Pharmaceutical Holdings, Ltd.                                      9,000                   12,348                   0.0%
     Li & Fung, Ltd.                                                         88,000                  107,362                   0.1%
     Lifestyle International Holdings, Ltd.                                  32,000                   60,464                   0.0%
     Lippo China Resources, Ltd.                                            210,000                    9,753                   0.0%
     Liu Chong Hing Investment, Ltd.                                         16,000                   20,238                   0.0%
     Luk Fook Holdings International, Ltd.                                   33,000                   98,183                   0.0%
     Magnificent Estates                                                    102,000                    4,866                   0.0%
     Man Wah Holdings, Ltd.                                                  35,200                   52,575                   0.0%
#    Melco International Development, Ltd.                                   22,000                   59,791                   0.0%
#*   Midland Holdings, Ltd.                                                  64,000                   31,459                   0.0%
     Miramar Hotel & Investment                                               4,000                    5,050                   0.0%
*    Mongolian Mining Corp.                                                  36,000                    3,251                   0.0%
     MTR Corp., Ltd.                                                         25,000                  101,937                   0.0%
     New World Development Co., Ltd.                                        173,953                  219,109                   0.1%
#    Newocean Energy Holdings, Ltd.                                          84,000                   39,571                   0.0%
     NWS Holdings, Ltd.                                                      53,014                   98,692                   0.0%
     Orient Overseas International, Ltd.                                     14,000                   79,400                   0.0%
     Pacific Basin Shipping, Ltd.                                            79,000                   37,813                   0.0%
     Pacific Textiles Holdings, Ltd.                                         52,000                   69,987                   0.0%
     PCCW, Ltd.                                                             270,000                  171,992                   0.1%
#    Pico Far East Holdings, Ltd.                                            32,000                    7,925                   0.0%
     Playmates Holdings, Ltd.                                                14,000                   14,996                   0.0%
#    Playmates Toys, Ltd.                                                    96,000                   22,178                   0.0%
     Polytec Asset Holdings, Ltd.                                           160,000                   23,346                   0.0%
     Power Assets Holdings, Ltd.                                              8,500                   82,180                   0.0%
#    Prada SpA                                                                8,400                   51,712                   0.0%
     Regal Hotels International Holdings, Ltd.                               12,000                    7,318                   0.0%
#    SA SA International Holdings, Ltd.                                      66,000                   45,630                   0.0%
     Samsonite International SA                                              44,100                  146,532                   0.1%
     SAS Dragon Hldg, Ltd.                                                   64,000                   19,733                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
HONG KONG -- (Continued)
     SEA Holdings, Ltd.                                                       8,000     $              5,196                   0.0%
     Shangri-La Asia, Ltd.                                                   68,000                   98,912                   0.0%
     Shenyin Wanguo HK, Ltd.                                                 45,000                   25,797                   0.0%
     Shun Tak Holdings, Ltd.                                                148,000                   75,403                   0.0%
     Singamas Container Holdings, Ltd.                                      136,000                   23,336                   0.0%
     Sino Land Co., Ltd.                                                     64,000                  106,279                   0.1%
     Sitoy Group Holdings, Ltd.                                              24,000                   19,797                   0.0%
     SmarTone Telecommunications Holdings, Ltd.                              38,000                   49,117                   0.0%
*    SOCAM Development, Ltd.                                                 12,000                    9,981                   0.0%
     Soundwill Holdings, Ltd.                                                 6,000                    9,523                   0.0%
     Stella International Holdings, Ltd.                                     21,500                   61,684                   0.0%
#    Sun Hung Kai & Co., Ltd.                                                59,000                   43,857                   0.0%
     Sun Hung Kai Properties, Ltd.                                           20,196                  302,129                   0.1%
     Swire Pacific, Ltd. Class A                                             15,000                  196,942                   0.1%
     Swire Pacific, Ltd. Class B                                             17,500                   42,476                   0.0%
     Swire Properties, Ltd.                                                   5,400                   17,303                   0.0%
     Techtronic Industries Co., Ltd.                                         46,500                  145,873                   0.1%
     Television Broadcasts, Ltd.                                             12,200                   66,560                   0.0%
     Texwinca Holdings, Ltd.                                                 54,000                   47,391                   0.0%
     Tradelink Electronic Commerce, Ltd.                                    100,000                   22,080                   0.0%
     Transport International Holdings, Ltd.                                   4,000                    7,325                   0.0%
#    Trinity, Ltd.                                                           32,000                    7,683                   0.0%
*    TSC Group Holdings, Ltd.                                                51,000                   18,806                   0.0%
*    United Laboratories International Holdings, Ltd. (The)                  58,000                   44,793                   0.0%
     Value Partners Group, Ltd.                                              94,000                   70,843                   0.0%
     Varitronix International, Ltd.                                          22,000                   18,332                   0.0%
     Vitasoy International Holdings, Ltd.                                    36,000                   49,597                   0.0%
#    VTech Holdings, Ltd.                                                     3,800                   47,488                   0.0%
     Wharf Holdings, Ltd. (The)                                              21,000                  155,725                   0.1%
     Wheelock & Co., Ltd.                                                    33,000                  159,490                   0.1%
     Xinyi Glass Holdings, Ltd.                                             178,000                  104,711                   0.0%
#    Xinyi Solar Holdings, Ltd.                                              44,000                   14,891                   0.0%
     Yue Yuen Industrial Holdings, Ltd.                                      45,500                  153,330                   0.1%
                                                                                        --------------------    ------------------
TOTAL HONG KONG                                                                                    8,818,594                   2.9%
                                                                                        --------------------    ------------------
IRELAND -- (0.4%)
*    Bank of Ireland                                                        318,630                  125,430                   0.0%
     CRH P.L.C. Sponsored ADR                                                18,902                  423,594                   0.1%
     Dragon Oil P.L.C.                                                        4,255                   36,778                   0.0%
     FBD Holdings P.L.C.                                                      1,219                   20,618                   0.0%
     Glanbia P.L.C.                                                           5,262                   74,333                   0.0%
     Kerry Group P.L.C. Class A                                               2,655                  180,345                   0.1%
     Kingspan Group P.L.C.                                                    9,301                  145,590                   0.1%
     Smurfit Kappa Group P.L.C.                                              11,990                  247,734                   0.1%
                                                                                        --------------------    ------------------
TOTAL IRELAND                                                                                      1,254,422                   0.4%
                                                                                        --------------------    ------------------
ISRAEL -- (0.5%)
*    Africa Israel Investments, Ltd.                                         13,388                   21,527                   0.0%
     Africa Israel Properties, Ltd.                                             766                   11,033                   0.0%
*    AL-ROV Israel, Ltd.                                                        341                    9,992                   0.0%
*    Allot Communications, Ltd.                                                 721                    8,162                   0.0%
     Amot Investments, Ltd.                                                   6,144                   19,418                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
ISRAEL -- (Continued)
     Azrieli Group                                                            2,374     $             76,734                   0.0%
     Bank Hapoalim BM                                                        27,122                  139,620                   0.1%
*    Bank Leumi Le-Israel BM                                                 39,086                  139,678                   0.1%
     Bezeq The Israeli Telecommunication Corp., Ltd.                         74,862                  127,949                   0.1%
     Cellcom Israel, Ltd.                                                     1,000                   10,120                   0.0%
*    Ceragon Networks, Ltd.                                                     170                      256                   0.0%
*    Clal Biotechnology Industries, Ltd.                                      6,520                    6,791                   0.0%
*    Clal Insurance Enterprises Holdings, Ltd.                                1,499                   23,815                   0.0%
*    Compugen, Ltd.                                                             637                    4,757                   0.0%
     Delek Automotive Systems, Ltd.                                           2,031                   20,305                   0.0%
     Delek Group, Ltd.                                                          184                   63,600                   0.0%
     Delta-Galil Industries, Ltd.                                               290                    7,686                   0.0%
*    Evogene, Ltd.                                                              341                    3,888                   0.0%
*    EZchip Semiconductor, Ltd.                                               1,155                   24,521                   0.0%
     First International Bank Of Israel, Ltd.                                 1,517                   21,364                   0.0%
     Formula Systems 1985, Ltd.                                                 580                   14,596                   0.0%
     Frutarom Industries, Ltd.                                                  938                   23,736                   0.0%
     Harel Insurance Investments & Financial Services, Ltd.                   9,115                   46,040                   0.0%
     Israel Chemicals, Ltd.                                                   9,540                   64,317                   0.0%
*    Israel Discount Bank, Ltd. Class A                                      61,872                   99,788                   0.0%
     Ituran Location and Control, Ltd.                                        1,042                   21,351                   0.0%
*    Jerusalem Oil Exploration                                                  758                   30,556                   0.0%
     Matrix IT, Ltd.                                                          1,225                    6,325                   0.0%
     Melisron, Ltd.                                                           1,013                   27,091                   0.0%
     Menorah Mivtachim Holdings, Ltd.                                           256                    2,759                   0.0%
     Migdal Insurance & Financial Holding, Ltd.                              20,347                   27,780                   0.0%
     Mivtach Shamir Holdings, Ltd.                                              361                   10,152                   0.0%
*    Mizrahi Tefahot Bank, Ltd.                                              10,527                  116,534                   0.1%
*    Naphtha Israel Petroleum Corp., Ltd.                                     3,347                   22,337                   0.0%
     NICE Systems, Ltd. Sponsored ADR                                         2,676                  108,860                   0.1%
*    Nitsba Holdings 1995, Ltd.                                               2,195                   32,206                   0.0%
*    Oil Refineries, Ltd.                                                    24,794                    8,093                   0.0%
     Ormat Industries                                                         6,386                   43,947                   0.0%
     Osem Investments, Ltd.                                                   1,244                   23,929                   0.0%
*    Partner Communications Co., Ltd. ADR                                     1,321                    8,600                   0.0%
     Paz Oil Co., Ltd.                                                          425                   60,067                   0.0%
     Phoenix Holdings, Ltd. (The)                                               361                    1,058                   0.0%
     Plasson Industries, Ltd.                                                   286                   10,760                   0.0%
     Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.                       443                   20,043                   0.0%
     Shikun & Binui, Ltd.                                                    15,055                   34,764                   0.0%
     Shufersal, Ltd.                                                          1,106                    2,734                   0.0%
     Strauss Group, Ltd.                                                      1,469                   23,882                   0.0%
*    Tower Semiconductor, Ltd.                                                  392                    3,926                   0.0%
                                                                                        --------------------    ------------------
TOTAL ISRAEL                                                                                       1,637,447                   0.5%
                                                                                        --------------------    ------------------
ITALY -- (2.5%)
     A2A SpA                                                                 74,756                   74,960                   0.0%
     ACEA SpA                                                                   912                   11,158                   0.0%
     Aeroporto di Venezia Marco Polo SpA - SAVE                                 670                   10,794                   0.0%
     Amplifon SpA                                                             4,092                   23,957                   0.0%
     Ansaldo STS SpA                                                          5,803                   66,662                   0.0%
#*   Arnoldo Mondadori Editore SpA                                            3,717                    3,065                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
ITALY -- (Continued)
     Ascopiave SpA                                                            4,239     $              9,933                   0.0%
     Assicurazioni Generali SpA                                              14,083                  288,989                   0.1%
#    Astaldi SpA                                                              4,543                   31,781                   0.0%
     Atlantia SpA                                                             7,765                  183,377                   0.1%
*    Autogrill SpA                                                            7,415                   50,255                   0.0%
     Azimut Holding SpA                                                       4,180                   97,837                   0.1%
#*   Banca Carige SpA                                                        74,959                    6,291                   0.0%
     Banca Generali SpA                                                       3,409                   90,450                   0.0%
     Banca IFIS SpA                                                           1,607                   28,303                   0.0%
#*   Banca Monte dei Paschi di Siena SpA                                    169,003                  129,306                   0.1%
*    Banca Popolare dell'Emilia Romagna SC                                   26,853                  204,907                   0.1%
#*   Banca Popolare dell'Etruria e del Lazio                                 25,725                   16,245                   0.0%
*    Banca Popolare di Milano Scarl                                         327,745                  247,029                   0.1%
     Banca Popolare di Sondrio SCARL                                         19,148                   76,850                   0.0%
#*   Banco Popolare SC                                                       19,921                  289,376                   0.1%
     Biesse SpA                                                               1,697                   16,308                   0.0%
     Brembo SpA                                                               1,448                   48,018                   0.0%
     Buzzi Unicem SpA                                                         6,701                   90,671                   0.0%
     Cementir Holding SpA                                                     2,886                   17,341                   0.0%
*    CIR-Compagnie Industriali Riunite SpA                                   11,847                   11,882                   0.0%
     Credito Emiliano SpA                                                     3,017                   23,248                   0.0%
*    Credito Valtellinese SC                                                 89,368                   92,538                   0.0%
     Danieli & C Officine Meccaniche SpA                                        888                   20,719                   0.0%
     Datalogic SpA                                                            1,853                   21,338                   0.0%
     De' Longhi                                                               2,134                   41,764                   0.0%
     DiaSorin SpA                                                             1,321                   50,961                   0.0%
#*   Ei Towers SpA                                                              425                   21,313                   0.0%
     Enel Green Power SpA                                                    38,650                   95,012                   0.0%
     Enel SpA                                                                43,818                  223,906                   0.1%
     Engineering SpA                                                            453                   21,909                   0.0%
     Eni SpA                                                                 47,976                1,022,124                   0.4%
     Eni SpA Sponsored ADR                                                    3,509                  149,133                   0.1%
     ERG SpA                                                                  2,876                   32,978                   0.0%
     Esprinet SpA                                                             4,821                   39,840                   0.0%
     Falck Renewables SpA                                                    15,891                   20,142                   0.0%
#*   Geox SpA                                                                 1,759                    5,384                   0.0%
*    Gruppo Editoriale L'Espresso SpA                                        13,362                   14,298                   0.0%
     Hera SpA                                                                20,962                   55,203                   0.0%
*    IMMSI SpA                                                               14,941                    9,188                   0.0%
*    Indesit Co. SpA                                                            810                   11,141                   0.0%
     Industria Macchine Automatiche SpA                                         503                   19,721                   0.0%
*    Intek Group SpA                                                         25,413                   10,957                   0.0%
     Interpump Group SpA                                                      4,256                   55,504                   0.0%
     Intesa Sanpaolo SpA                                                    227,319                  668,263                   0.2%
     Iren SpA                                                                33,491                   40,499                   0.0%
     Italcementi SpA                                                          6,693                   38,332                   0.0%
     Italmobiliare SpA                                                          300                    7,133                   0.0%
*    Juventus Football Club SpA                                              81,554                   22,597                   0.0%
     Luxottica Group SpA                                                      2,407                  122,776                   0.1%
     Luxottica Group SpA Sponsored ADR                                          763                   38,760                   0.0%
#*   Maire Tecnimont SpA                                                      5,901                   12,589                   0.0%
     MARR SpA                                                                 1,852                   29,533                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
ITALY -- (Continued)
*    Mediaset SpA                                                            26,759     $             89,640                   0.0%
*    Mediobanca SpA                                                          35,978                  317,547                   0.1%
     Mediolanum SpA                                                           5,835                   39,340                   0.0%
     Parmalat SpA                                                            10,626                   31,945                   0.0%
#*   Piaggio & C SpA                                                          8,440                   23,601                   0.0%
     Pirelli & C. SpA                                                         8,981                  120,433                   0.1%
#*   Prima Industrie SpA                                                        595                    9,639                   0.0%
     Prysmian SpA                                                             8,123                  140,781                   0.1%
     Recordati SpA                                                            5,274                   91,254                   0.0%
     Reply SpA                                                                  331                   24,425                   0.0%
#*   Safilo Group SpA                                                         1,749                   23,714                   0.0%
*    Saipem SpA                                                               8,346                  130,656                   0.1%
     Salvatore Ferragamo SpA                                                    247                    5,844                   0.0%
#*   Saras SpA                                                               34,632                   35,347                   0.0%
     Snam SpA                                                                26,210                  141,730                   0.1%
#    Societa Cattolica di Assicurazioni SCRL                                  2,138                   33,113                   0.0%
     Societa Iniziative Autostradali e Servizi SpA                            4,422                   44,307                   0.0%
     SOL SpA                                                                  2,335                   18,705                   0.0%
*    Sorin SpA                                                               19,891                   44,507                   0.0%
#*   Telecom Italia SpA                                                     525,260                  595,267                   0.2%
     Tenaris SA                                                                 801                   15,840                   0.0%
     Tenaris SA ADR                                                             440                   17,442                   0.0%
     Terna Rete Elettrica Nazionale SpA                                      36,605                  184,551                   0.1%
*    Tiscali SpA                                                            259,219                   13,726                   0.0%
#    Tod's SpA                                                                  403                   37,181                   0.0%
#    Trevi Finanziaria Industriale SpA                                        3,064                   11,018                   0.0%
     UniCredit SpA                                                           46,983                  340,285                   0.1%
     Unione di Banche Italiane SCPA                                          51,113                  401,416                   0.1%
     Unipol Gruppo Finanziario SpA                                           13,540                   65,500                   0.0%
     UnipolSai SpA                                                           49,812                  133,931                   0.1%
     Vittoria Assicurazioni SpA                                               2,749                   30,314                   0.0%
*    Yoox SpA                                                                   272                    5,029                   0.0%
     Zignago Vetro SpA                                                        1,654                   11,395                   0.0%
                                                                                        --------------------    ------------------
TOTAL ITALY                                                                                        8,393,971                   2.7%
                                                                                        --------------------    ------------------
JAPAN -- (19.8%)
     77 Bank, Ltd. (The)                                                     20,000                  111,656                   0.1%
     ABC-Mart, Inc.                                                             600                   34,596                   0.0%
#    Accordia Golf Co., Ltd.                                                  4,100                   43,199                   0.0%
     Achilles Corp.                                                          21,000                   28,849                   0.0%
#    Adastria Holdings Co., Ltd.                                              1,590                   35,369                   0.0%
     ADEKA Corp.                                                              5,000                   64,542                   0.0%
     Aderans Co., Ltd.                                                        1,300                   15,475                   0.0%
#    Advantest Corp.                                                          3,900                   45,476                   0.0%
#    Aeon Co., Ltd.                                                          44,000                  435,373                   0.2%
     Aeon Delight Co., Ltd.                                                   1,500                   36,644                   0.0%
     Ahresty Corp.                                                            2,700                   15,143                   0.0%
     Ai Holdings Corp.                                                        2,200                   43,531                   0.0%
     Aica Kogyo Co., Ltd.                                                     3,100                   64,167                   0.0%
     Aichi Bank, Ltd. (The)                                                     700                   34,374                   0.0%
     Aichi Steel Corp.                                                       11,000                   39,562                   0.0%
     Aida Engineering, Ltd.                                                   2,800                   27,211                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Ain Pharmaciez, Inc.                                                       600     $             16,254                   0.0%
     Air Water, Inc.                                                          9,000                  143,463                   0.1%
     Aisan Industry Co., Ltd.                                                 1,800                   14,434                   0.0%
     Aisin Seiki Co., Ltd.                                                    9,700                  323,095                   0.1%
     Ajinomoto Co., Inc.                                                      7,000                  132,164                   0.1%
#    Akebono Brake Industry Co., Ltd.                                         6,400                   24,946                   0.0%
     Akita Bank, Ltd. (The)                                                  13,000                   36,945                   0.0%
     Alconix Corp.                                                            1,800                   23,851                   0.0%
     Alfresa Holdings Corp.                                                   8,000                  101,519                   0.1%
     Alinco, Inc.                                                             1,300                   13,281                   0.0%
     Alpen Co., Ltd.                                                          1,800                   27,783                   0.0%
     Alpine Electronics, Inc.                                                 3,200                   54,622                   0.0%
     Alps Electric Co., Ltd.                                                 10,400                  177,020                   0.1%
     Amada Co., Ltd.                                                         11,000                   96,069                   0.1%
     Amano Corp.                                                              4,700                   50,941                   0.0%
     Amiyaki Tei Co., Ltd.                                                      600                   21,431                   0.0%
     ANA Holdings, Inc.                                                      17,000                   39,417                   0.0%
     Anest Iwata Corp.                                                        2,400                   17,460                   0.0%
     Anritsu Corp.                                                            9,500                   73,552                   0.0%
     AOKI Holdings, Inc.                                                      3,700                   41,500                   0.0%
     Aomori Bank, Ltd. (The)                                                 12,000                   35,806                   0.0%
     Aoyama Trading Co., Ltd.                                                 3,500                   83,247                   0.0%
     Aozora Bank, Ltd.                                                       21,000                   73,813                   0.0%
     Arakawa Chemical Industries, Ltd.                                        1,700                   17,412                   0.0%
     Arata Corp.                                                              1,000                    2,990                   0.0%
     Arcland Sakamoto Co., Ltd.                                               1,200                   26,752                   0.0%
     Arcs Co., Ltd.                                                           1,800                   39,669                   0.0%
     Arisawa Manufacturing Co., Ltd.                                          3,400                   24,941                   0.0%
#    Artnature, Inc.                                                            800                   10,819                   0.0%
     As One Corp.                                                               800                   22,862                   0.0%
     Asahi Co., Ltd.                                                          1,700                   18,902                   0.0%
     Asahi Diamond Industrial Co., Ltd.                                       3,200                   38,830                   0.0%
     Asahi Glass Co., Ltd.                                                   26,000                  135,322                   0.1%
     Asahi Holdings, Inc.                                                     1,800                   29,965                   0.0%
     Asahi Intecc Co., Ltd.                                                     600                   27,497                   0.0%
     Asahi Kasei Corp.                                                       60,000                  492,373                   0.2%
     Asahi Organic Chemicals Industry Co., Ltd.                               8,000                   18,658                   0.0%
#    Asatsu-DK, Inc.                                                          2,400                   60,568                   0.0%
     Asics Corp.                                                              1,400                   32,784                   0.0%
#    Atom Corp.                                                               2,200                   12,022                   0.0%
     Autobacs Seven Co., Ltd.                                                 3,600                   52,811                   0.0%
     Avex Group Holdings, Inc.                                                2,400                   35,648                   0.0%
     Awa Bank, Ltd. (The)                                                     9,000                   53,970                   0.0%
     Axial Retailing, Inc.                                                      300                    6,043                   0.0%
     Azbil Corp.                                                              3,700                   89,227                   0.0%
     Bandai Namco Holdings, Inc.                                              3,500                   86,862                   0.0%
     Bando Chemical Industries, Ltd.                                          2,000                    7,940                   0.0%
#    Bank of Iwate, Ltd. (The)                                                  800                   36,613                   0.0%
#    Bank of Kyoto, Ltd. (The)                                               19,000                  164,645                   0.1%
     Bank of Nagoya, Ltd. (The)                                               6,000                   24,291                   0.0%
     Bank of Okinawa, Ltd. (The)                                              1,400                   61,330                   0.0%
     Bank of Saga, Ltd. (The)                                                10,000                   23,126                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#    Bank of the Ryukyus, Ltd.                                                3,900     $             62,982                   0.0%
     Bank of Yokohama, Ltd. (The)                                            24,000                  138,702                   0.1%
     Belc Co., Ltd.                                                           1,100                   30,385                   0.0%
     Belluna Co., Ltd.                                                        4,800                   21,465                   0.0%
     Benefit One, Inc.                                                        2,600                   23,119                   0.0%
     Benesse Holdings, Inc.                                                   1,600                   50,487                   0.0%
#    Bic Camera, Inc.                                                         5,500                   48,223                   0.0%
     Bit-isle, Inc.                                                           3,400                   14,538                   0.0%
     BML, Inc.                                                                  900                   26,875                   0.0%
     Brother Industries, Ltd.                                                 4,400                   78,340                   0.0%
     Bunka Shutter Co., Ltd.                                                  4,000                   34,596                   0.0%
     C Uyemura & Co., Ltd.                                                      300                   14,269                   0.0%
     Calbee, Inc.                                                             1,300                   45,532                   0.0%
     Calsonic Kansei Corp.                                                   16,000                   88,583                   0.0%
     Canon Electronics, Inc.                                                    500                    9,131                   0.0%
     Canon Marketing Japan, Inc.                                              3,200                   65,421                   0.0%
     Canon, Inc.                                                             11,800                  362,026                   0.1%
     Capcom Co., Ltd.                                                         2,700                   41,951                   0.0%
#    Casio Computer Co., Ltd.                                                 6,500                  103,646                   0.1%
     Cawachi, Ltd.                                                            1,400                   21,767                   0.0%
     Central Glass Co., Ltd.                                                 17,000                   55,576                   0.0%
     Central Japan Railway Co.                                                  900                  134,234                   0.1%
     Century Tokyo Leasing Corp.                                              3,400                   89,036                   0.0%
     Chiba Bank, Ltd. (The)                                                  19,000                  134,957                   0.1%
     Chiba Kogyo Bank, Ltd. (The)                                             1,000                    7,050                   0.0%
     Chiyoda Co., Ltd.                                                        1,200                   23,743                   0.0%
     Chiyoda Integre Co., Ltd.                                                  500                    8,620                   0.0%
     Chori Co., Ltd.                                                            500                    7,349                   0.0%
*    Chubu Electric Power Co., Inc.                                           8,200                   98,396                   0.1%
     Chubu Shiryo Co., Ltd.                                                     800                    4,879                   0.0%
     Chuetsu Pulp & Paper Co., Ltd.                                           2,000                    3,241                   0.0%
     Chugai Pharmaceutical Co., Ltd.                                          1,300                   40,642                   0.0%
     Chugai Ro Co., Ltd.                                                      2,000                    3,969                   0.0%
     Chugoku Bank, Ltd. (The)                                                 9,600                  141,893                   0.1%
     Chugoku Electric Power Co., Inc. (The)                                   2,400                   31,651                   0.0%
     Chugoku Marine Paints, Ltd.                                              3,000                   23,708                   0.0%
     Chukyo Bank, Ltd. (The)                                                  5,000                    9,206                   0.0%
     Citizen Holdings Co., Ltd.                                              16,700                  109,708                   0.1%
     CKD Corp.                                                                2,900                   25,441                   0.0%
     Cleanup Corp.                                                            2,800                   24,593                   0.0%
*    CMK Corp.                                                                1,500                    3,742                   0.0%
     Coca-Cola East Japan Co., Ltd.                                           2,074                   37,318                   0.0%
     Coca-Cola West Co., Ltd.                                                 5,400                   77,087                   0.0%
     Cocokara fine, Inc.                                                      1,300                   31,602                   0.0%
     COMSYS Holdings Corp.                                                    3,700                   66,055                   0.0%
     CONEXIO Corp.                                                            1,700                   18,385                   0.0%
#    COOKPAD, Inc.                                                              600                   19,583                   0.0%
     Corona Corp.                                                             1,000                   10,409                   0.0%
     Cosmo Oil Co., Ltd.                                                     27,000                   42,071                   0.0%
#    Cosmos Pharmaceutical Corp.                                                100                   14,298                   0.0%
     Create SD Holdings Co., Ltd.                                               400                   14,415                   0.0%
     CROOZ, Inc.                                                                600                   11,003                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#    CTI Engineering Co., Ltd.                                                1,300     $             20,638                   0.0%
#    DA Consortium, Inc.                                                      5,400                   22,465                   0.0%
     Dai Nippon Printing Co., Ltd.                                           12,000                  118,281                   0.1%
     Dai Nippon Toryo Co., Ltd.                                              21,000                   29,483                   0.0%
     Dai-ichi Life Insurance Co., Ltd. (The)                                 12,200                  184,631                   0.1%
     Daibiru Corp.                                                            3,500                   39,426                   0.0%
     Daicel Corp.                                                            13,000                  149,857                   0.1%
     Daido Kogyo Co., Ltd.                                                    5,000                   12,166                   0.0%
     Daido Metal Co., Ltd.                                                    3,000                   35,249                   0.0%
#    Daido Steel Co., Ltd.                                                   20,000                   76,725                   0.0%
#*   Daiei, Inc. (The)                                                       19,700                   22,426                   0.0%
     Daifuku Co., Ltd.                                                        4,000                   46,328                   0.0%
     Daihen Corp.                                                             8,000                   28,324                   0.0%
     Daiichi Jitsugyo Co., Ltd.                                               5,000                   25,708                   0.0%
     Daiichikosho Co., Ltd.                                                   2,500                   63,091                   0.0%
     Daiken Corp.                                                             7,000                   15,754                   0.0%
     Daikin Industries, Ltd.                                                  1,900                  118,765                   0.1%
     Daikokutenbussan Co., Ltd.                                               1,000                   29,098                   0.0%
     Daikyo, Inc.                                                            12,000                   22,560                   0.0%
     Dainichiseika Color & Chemicals Manufacturing Co., Ltd.                  5,000                   27,120                   0.0%
     Daio Paper Corp.                                                         9,000                   77,342                   0.0%
     Daisan Bank, Ltd. (The)                                                  4,000                    6,374                   0.0%
     Daiseki Co., Ltd.                                                        1,800                   31,520                   0.0%
     Daishi Bank, Ltd. (The)                                                 26,000                   92,005                   0.1%
#    Daishinku Corp.                                                          3,000                    9,359                   0.0%
     Daiso Co., Ltd.                                                          2,000                    6,523                   0.0%
     Daito Pharmaceutical Co., Ltd.                                           1,000                   17,992                   0.0%
     Daito Trust Construction Co., Ltd.                                       1,300                  161,981                   0.1%
     Daiwa House Industry Co., Ltd.                                           9,000                  170,276                   0.1%
     Daiwa Securities Group, Inc.                                            27,000                  213,380                   0.1%
     Daiwabo Holdings Co., Ltd.                                              33,000                   60,194                   0.0%
     DCM Holdings Co., Ltd.                                                   7,200                   48,235                   0.0%
#    Dena Co., Ltd.                                                           8,500                  109,838                   0.1%
     Denki Kagaku Kogyo K.K.                                                 25,000                   81,662                   0.0%
     Denso Corp.                                                              2,700                  123,751                   0.1%
     Dentsu, Inc.                                                             1,600                   59,487                   0.0%
     Denyo Co., Ltd.                                                            500                    6,630                   0.0%
     Descente, Ltd.                                                           1,000                    9,348                   0.0%
     DIC Corp.                                                               55,000                  112,722                   0.1%
#    Disco Corp.                                                                900                   61,433                   0.0%
#    DKS Co., Ltd.                                                            6,000                   22,545                   0.0%
     DMG Mori Seiki Co., Ltd.                                                 6,600                   77,732                   0.0%
     Don Quijote Holdings Co., Ltd.                                           1,000                   59,916                   0.0%
     Doshisha Co., Ltd.                                                       1,600                   26,459                   0.0%
     Doutor Nichires Holdings Co., Ltd.                                       2,600                   38,733                   0.0%
     Dowa Holdings Co., Ltd.                                                 15,000                  126,309                   0.1%
     Dr Ci:Labo Co., Ltd.                                                       900                   28,588                   0.0%
     DTS Corp.                                                                1,700                   34,975                   0.0%
     Dunlop Sports Co., Ltd.                                                    400                    4,684                   0.0%
     Eagle Industry Co., Ltd.                                                 2,400                   46,034                   0.0%
#    Earth Chemical Co., Ltd.                                                   700                   25,670                   0.0%
     East Japan Railway Co.                                                   2,200                  171,827                   0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Ebara Corp.                                                             26,000     $            142,856                   0.1%
#    EDION Corp.                                                              6,000                   42,808                   0.0%
#    Ehime Bank, Ltd. (The)                                                  15,000                   33,204                   0.0%
     Eighteenth Bank, Ltd. (The)                                             12,000                   33,995                   0.0%
     Eiken Chemical Co., Ltd.                                                   400                    6,981                   0.0%
     Eizo Corp.                                                                 700                   12,798                   0.0%
     Electric Power Development Co., Ltd.                                     2,100                   73,439                   0.0%
     Elematec Corp.                                                             600                   12,903                   0.0%
#    Emori Group Holdings Co., Ltd.                                           1,400                   14,287                   0.0%
     en-japan, Inc.                                                           1,300                   22,918                   0.0%
#    Endo Lighting Corp.                                                      1,300                   14,664                   0.0%
     Enplas Corp.                                                               400                   15,130                   0.0%
     EPS Corp.                                                                  400                    4,728                   0.0%
     Excel Co., Ltd.                                                          1,300                   16,269                   0.0%
     Exedy Corp.                                                              1,900                   48,027                   0.0%
     Ezaki Glico Co., Ltd.                                                    2,000                   64,743                   0.0%
     F@N Communications, Inc.                                                 1,400                   12,226                   0.0%
#    FamilyMart Co., Ltd.                                                     1,700                   68,260                   0.0%
#    Fancl Corp.                                                              1,300                   17,833                   0.0%
     FANUC Corp.                                                                500                   88,118                   0.0%
     Fast Retailing Co., Ltd.                                                   400                  148,703                   0.1%
#    FCC Co., Ltd.                                                            1,400                   23,826                   0.0%
#    Ferrotec Corp.                                                           3,400                   18,535                   0.0%
#    FIDEA Holdings Co., Ltd.                                                 5,900                   11,789                   0.0%
#    Financial Products Group Co., Ltd.                                       2,600                   26,771                   0.0%
     Foster Electric Co., Ltd.                                                  500                    7,921                   0.0%
#    FP Corp.                                                                 1,300                   37,467                   0.0%
     France Bed Holdings Co., Ltd.                                            9,000                   14,844                   0.0%
#    Fudo Tetra Corp.                                                        13,200                   32,377                   0.0%
     Fuji Co., Ltd.                                                             400                    7,873                   0.0%
#    Fuji Corp., Ltd.                                                         3,900                   22,176                   0.0%
     Fuji Electric Co., Ltd.                                                 17,000                   74,689                   0.0%
#    Fuji Electronics Co., Ltd.                                               1,000                   11,943                   0.0%
     Fuji Heavy Industries, Ltd.                                              4,800                  159,759                   0.1%
#    Fuji Kyuko Co., Ltd.                                                     1,000                   10,392                   0.0%
     Fuji Media Holdings, Inc.                                                1,700                   23,456                   0.0%
     Fuji Oil Co., Ltd.(6356848)                                              3,600                   57,171                   0.0%
#    Fuji Oil Co., Ltd.(6581361)                                              8,000                   24,226                   0.0%
     Fuji Seal International, Inc.                                            1,100                   33,158                   0.0%
     Fuji Soft, Inc.                                                          1,100                   27,231                   0.0%
     Fujibo Holdings, Inc.                                                    9,000                   24,945                   0.0%
     Fujicco Co., Ltd.                                                        1,000                   14,919                   0.0%
     FUJIFILM Holdings Corp.                                                  5,500                  184,627                   0.1%
     Fujikura Kasei Co., Ltd.                                                 3,000                   15,527                   0.0%
     Fujikura, Ltd.                                                          23,000                   96,614                   0.1%
     Fujimi, Inc.                                                             1,800                   24,734                   0.0%
     Fujimori Kogyo Co., Ltd.                                                 1,100                   30,372                   0.0%
#    Fujita Kanko, Inc.                                                       7,000                   24,600                   0.0%
#    Fujitec Co., Ltd.                                                        4,000                   39,935                   0.0%
     Fujitsu General, Ltd.                                                    3,000                   37,555                   0.0%
     Fujitsu, Ltd.                                                           18,000                  109,430                   0.1%
     Fukuda Corp.                                                             2,000                   21,059                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Fukui Bank, Ltd. (The)                                                  11,000     $             26,358                   0.0%
     Fukuoka Financial Group, Inc.                                           19,000                   97,224                   0.1%
     Fukushima Bank, Ltd. (The)                                               8,000                    6,220                   0.0%
     Fukushima Industries Corp.                                               1,100                   21,617                   0.0%
#    Fukuyama Transporting Co., Ltd.                                         11,000                   55,204                   0.0%
#    Furukawa Battery Co., Ltd. (The)                                         4,000                   33,495                   0.0%
#    Furukawa Electric Co., Ltd.                                             46,000                   81,186                   0.0%
     Furuno Electric Co., Ltd.                                                2,100                   17,246                   0.0%
     Fuso Pharmaceutical Industries, Ltd.                                     1,000                    2,942                   0.0%
     Futaba Industrial Co., Ltd.                                              5,000                   27,878                   0.0%
#    G-Tekt Corp.                                                             2,200                   21,944                   0.0%
#    Gakken Holdings Co., Ltd.                                                8,000                   18,162                   0.0%
     GCA Savvian Corp.                                                        2,700                   29,003                   0.0%
     Gecoss Corp.                                                             1,500                   24,876                   0.0%
#    Geo Holdings Corp.                                                       4,000                   35,320                   0.0%
     GLOBERIDE, Inc.                                                         18,000                   24,394                   0.0%
     Glory, Ltd.                                                              3,600                   92,770                   0.1%
#    GMO internet, Inc.                                                       4,200                   35,265                   0.0%
#    Godo Steel, Ltd.                                                        12,000                   16,661                   0.0%
     Goldcrest Co., Ltd.                                                      1,000                   18,092                   0.0%
#    Gree, Inc.                                                               5,900                   42,253                   0.0%
     GS Yuasa Corp.                                                          18,000                   89,868                   0.0%
     Gulliver International Co., Ltd.                                         3,200                   27,938                   0.0%
     Gun-Ei Chemical Industry Co., Ltd.                                       8,000                   24,727                   0.0%
#    GungHo Online Entertainment, Inc.                                        7,400                   29,826                   0.0%
     Gunma Bank, Ltd. (The)                                                  21,000                  131,050                   0.1%
     Gunze, Ltd.                                                             14,000                   38,963                   0.0%
#    Gurunavi, Inc.                                                             800                   10,963                   0.0%
     H2O Retailing Corp.                                                      3,760                   62,537                   0.0%
     Hachijuni Bank, Ltd. (The)                                              25,000                  153,070                   0.1%
     Hakuhodo DY Holdings, Inc.                                               7,500                   74,171                   0.0%
     Hamakyorex Co., Ltd.                                                       200                    6,423                   0.0%
     Hamamatsu Photonics K.K.                                                 1,200                   54,516                   0.0%
     Hankyu Hanshin Holdings, Inc.                                           54,000                  317,497                   0.1%
     Hanwa Co., Ltd.                                                         12,000                   43,268                   0.0%
     Happinet Corp.                                                           1,300                   22,298                   0.0%
#    Harmonic Drive Systems, Inc.                                             1,800                   23,238                   0.0%
     Haseko Corp.                                                             9,400                   68,901                   0.0%
#    Hazama Ando Corp.                                                       14,800                   99,498                   0.1%
     Heiwa Real Estate Co., Ltd.                                              2,500                   41,077                   0.0%
     Heiwado Co., Ltd.                                                        2,800                   52,125                   0.0%
     HI-LEX Corp.                                                             1,300                   33,864                   0.0%
     Hiday Hidaka Corp.                                                       1,100                   31,842                   0.0%
#    Higashi Nihon House Co., Ltd.                                            5,000                   21,192                   0.0%
     Higashi-Nippon Bank, Ltd. (The)                                          9,000                   22,802                   0.0%
     Higo Bank, Ltd. (The)                                                   15,000                   85,382                   0.0%
     Hikari Tsushin, Inc.                                                       100                    6,634                   0.0%
     Hioki EE Corp.                                                             300                    4,625                   0.0%
     Hiramatsu, Inc.                                                          3,100                   17,152                   0.0%
     Hiroshima Bank, Ltd. (The)                                              29,000                  144,982                   0.1%
     Hisamitsu Pharmaceutical Co., Inc.                                         700                   23,563                   0.0%
#    Hitachi Koki Co., Ltd.                                                   4,500                   38,692                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#    Hitachi Kokusai Electric, Inc.                                           5,000     $             74,895                   0.0%
     Hitachi Zosen Corp.                                                      8,300                   44,050                   0.0%
     Hochiki Corp.                                                            2,000                   16,751                   0.0%
     Hogy Medical Co., Ltd.                                                     600                   31,170                   0.0%
*    Hokkaido Electric Power Co., Inc.                                        2,300                   19,309                   0.0%
     Hokkoku Bank, Ltd. (The)                                                21,000                   72,880                   0.0%
     Hokuetsu Bank, Ltd. (The)                                               10,000                   19,412                   0.0%
     Hokuetsu Kishu Paper Co., Ltd.                                           7,000                   29,132                   0.0%
     Hokuhoku Financial Group, Inc.                                          72,000                  144,639                   0.1%
     Hokuriku Electric Power Co.                                              5,300                   71,552                   0.0%
     Hokuto Corp.                                                             1,700                   30,995                   0.0%
     Honda Motor Co., Ltd.                                                   36,200                1,157,286                   0.4%
#    Honeys Co., Ltd.                                                           950                    8,882                   0.0%
#    Hoosiers Holdings Co., Ltd.                                              5,200                   24,871                   0.0%
     Horiba, Ltd.                                                             2,100                   75,973                   0.0%
     Hoshizaki Electric Co., Ltd.                                               700                   33,906                   0.0%
#    Hosokawa Micron Corp.                                                    1,000                    5,609                   0.0%
     House Foods Group, Inc.                                                  4,400                   75,294                   0.0%
     Hoya Corp.                                                               2,900                  102,622                   0.1%
     Hyakugo Bank, Ltd. (The)                                                15,000                   63,259                   0.0%
     Hyakujushi Bank, Ltd. (The)                                             12,000                   39,011                   0.0%
     I-Net Corp/Kanagawa                                                      1,300                    9,748                   0.0%
     Ibiden Co., Ltd.                                                         8,900                  133,785                   0.1%
#    Ichibanya Co., Ltd.                                                        100                    4,703                   0.0%
     Ichiyoshi Securities Co., Ltd.                                           4,900                   58,081                   0.0%
     Idec Corp.                                                               2,000                   16,328                   0.0%
     Idemitsu Kosan Co., Ltd.                                                 6,100                  117,972                   0.1%
#    Ihara Chemical Industry Co., Ltd.                                        3,000                   30,406                   0.0%
#    IHI Corp.                                                               35,000                  168,722                   0.1%
     Iida Group Holdings Co., Ltd.                                            3,440                   38,226                   0.0%
     Iino Kaiun Kaisha, Ltd.                                                  7,500                   41,442                   0.0%
#    Ikyu Corp.                                                               2,000                   27,219                   0.0%
     Inaba Denki Sangyo Co., Ltd.                                             1,100                   38,344                   0.0%
     Inabata & Co., Ltd.                                                      3,600                   34,798                   0.0%
     Inageya Co., Ltd.                                                          100                    1,058                   0.0%
     Ines Corp.                                                               3,800                   31,462                   0.0%
     Infocom Corp.                                                            2,400                   18,470                   0.0%
     Information Services International-Dentsu, Ltd.                          1,400                   14,832                   0.0%
#    Internet Initiative Japan, Inc.                                          2,100                   36,872                   0.0%
     Iriso Electronics Co., Ltd.                                                600                   40,883                   0.0%
#    Iseki & Co., Ltd.                                                       16,000                   37,059                   0.0%
     Isetan Mitsukoshi Holdings, Ltd.                                         7,300                   99,383                   0.1%
#*   Ishihara Sangyo Kaisha, Ltd.                                            18,000                   14,794                   0.0%
     IT Holdings Corp.                                                        3,500                   57,188                   0.0%
#    Ito En, Ltd.                                                             2,500                   49,718                   0.0%
     ITOCHU Corp.                                                            25,800                  311,884                   0.1%
     Itochu Enex Co., Ltd.                                                    3,400                   21,782                   0.0%
     Itochu Techno-Solutions Corp.                                            1,000                   39,759                   0.0%
     Itoham Foods, Inc.                                                      13,000                   66,868                   0.0%
     Itoki Corp.                                                              2,100                   11,804                   0.0%
     IwaiCosmo Holdings, Inc.                                                 1,900                   20,956                   0.0%
     Iwasaki Electric Co., Ltd.                                              11,000                   24,255                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#    Iwatani Corp.                                                           17,000     $            116,231                   0.1%
     Iyo Bank, Ltd. (The)                                                    14,300                  152,701                   0.1%
     Izumi Co., Ltd.                                                          2,200                   70,782                   0.0%
     J Front Retailing Co., Ltd.                                              7,500                   99,824                   0.1%
     J-Oil Mills, Inc.                                                       11,000                   35,735                   0.0%
     Japan Airport Terminal Co., Ltd.                                           500                   19,727                   0.0%
     Japan Aviation Electronics Industry, Ltd.                                2,000                   39,626                   0.0%
#*   Japan Communications, Inc.                                               6,500                   28,487                   0.0%
#    Japan Drilling Co., Ltd.                                                   600                   25,084                   0.0%
     Japan Exchange Group, Inc.                                               4,800                  119,069                   0.1%
     Japan Pulp & Paper Co., Ltd.                                             2,000                    5,920                   0.0%
*    Japan Radio Co., Ltd.                                                    6,000                   21,452                   0.0%
#    Japan Steel Works, Ltd. (The)                                           19,000                   67,964                   0.0%
     Japan Wool Textile Co., Ltd. (The)                                       3,000                   20,300                   0.0%
     JCU Corp.                                                                  400                   16,637                   0.0%
     Jeol, Ltd.                                                               7,000                   33,667                   0.0%
     JFE Holdings, Inc.                                                       9,500                  188,480                   0.1%
     JGC Corp.                                                                3,000                   77,099                   0.0%
#    Jin Co., Ltd.                                                              600                   13,076                   0.0%
#    Joban Kosan Co., Ltd.                                                   17,000                   22,563                   0.0%
     Joshin Denki Co., Ltd.                                                   2,000                   18,222                   0.0%
     Jowa Holdings Co., Ltd.                                                    600                   21,318                   0.0%
     Joyo Bank, Ltd. (The)                                                   19,000                  101,739                   0.1%
     JSP Corp.                                                                1,800                   28,541                   0.0%
     JSR Corp.                                                                5,100                   91,842                   0.1%
     JTEKT Corp.                                                              4,800                   77,199                   0.0%
*    Juki Corp.                                                              11,000                   34,304                   0.0%
     Juroku Bank, Ltd. (The)                                                 26,000                  102,544                   0.1%
#*   JVC Kenwood Corp.                                                       14,000                   26,766                   0.0%
     JX Holdings, Inc.                                                       38,900                  166,634                   0.1%
     K&O Energy Group, Inc.                                                     500                    6,314                   0.0%
     K's Holdings Corp.                                                       3,300                   91,137                   0.0%
#    kabu.com Securities Co., Ltd.                                           10,100                   50,212                   0.0%
#*   Kadokawa Dwango Corp.                                                    1,485                   27,231                   0.0%
     Kaga Electronics Co., Ltd.                                               1,200                   13,823                   0.0%
     Kagoshima Bank, Ltd. (The)                                               9,000                   58,366                   0.0%
     Kajima Corp.                                                            16,000                   71,193                   0.0%
     Kakaku.com, Inc.                                                         3,000                   40,846                   0.0%
     Kameda Seika Co., Ltd.                                                     500                   15,108                   0.0%
     Kamei Corp.                                                              1,000                    7,165                   0.0%
     Kamigumi Co., Ltd.                                                      13,000                  125,344                   0.1%
     Kanamoto Co., Ltd.                                                       1,000                   36,500                   0.0%
     Kandenko Co., Ltd.                                                       6,000                   31,482                   0.0%
     Kaneka Corp.                                                            16,000                   87,909                   0.0%
     Kanematsu Corp.                                                         12,000                   19,093                   0.0%
*    Kansai Electric Power Co., Inc. (The)                                    8,900                   87,892                   0.0%
     Kansai Paint Co., Ltd.                                                   3,000                   45,860                   0.0%
#    Kansai Urban Banking Corp.                                               1,200                   13,235                   0.0%
*    Kanto Denka Kogyo Co., Ltd.                                              8,000                   31,467                   0.0%
     Kao Corp.                                                                4,200                  163,775                   0.1%
     Kasumi Co., Ltd.                                                           800                    7,529                   0.0%
#    Katakura Industries Co., Ltd.                                              600                    7,258                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Kato Sangyo Co., Ltd.                                                    1,500     $             31,917                   0.0%
     Kato Works Co., Ltd.                                                     6,000                   44,174                   0.0%
     Kawasaki Heavy Industries, Ltd.                                         37,000                  145,332                   0.1%
     Kawasaki Kisen Kaisha, Ltd.                                             51,000                  116,198                   0.1%
     KDDI Corp.                                                               7,300                  479,387                   0.2%
#    Keihan Electric Railway Co., Ltd.                                       27,000                  132,332                   0.1%
     Keihanshin Building Co., Ltd.                                            2,700                   15,205                   0.0%
     Keihin Corp.                                                             3,900                   49,273                   0.0%
     Keikyu Corp.                                                             7,000                   58,239                   0.0%
     Keio Corp.                                                               7,000                   53,170                   0.0%
     Keisei Electric Railway Co., Ltd.                                        9,000                  105,782                   0.1%
     Keiyo Bank, Ltd. (The)                                                   7,000                   36,597                   0.0%
#    Kenko Mayonnaise Co., Ltd.                                               1,000                   10,788                   0.0%
     Kewpie Corp.                                                             5,600                   96,795                   0.1%
     Key Coffee, Inc.                                                         1,600                   23,063                   0.0%
     Keyence Corp.                                                              200                   96,917                   0.1%
#    Kimoto Co., Ltd.                                                         4,300                   12,049                   0.0%
     Kintetsu Corp.                                                          23,000                   80,008                   0.0%
#*   Kintetsu Department Store Co., Ltd.                                      3,000                    8,568                   0.0%
     Kintetsu World Express, Inc.                                               800                   27,685                   0.0%
     Kinugawa Rubber Industrial Co., Ltd.                                     6,000                   25,432                   0.0%
     Kita-Nippon Bank, Ltd. (The)                                               200                    4,754                   0.0%
     Kitagawa Iron Works Co., Ltd.                                            3,000                    5,356                   0.0%
     Kito Corp.                                                               1,600                   18,358                   0.0%
     Kitz Corp.                                                               4,900                   22,455                   0.0%
     Kiyo Bank, Ltd. (The)                                                      900                   12,940                   0.0%
*    KNT-CT Holdings Co., Ltd.                                               13,000                   19,730                   0.0%
     Koa Corp.                                                                2,600                   23,062                   0.0%
     Koatsu Gas Kogyo Co., Ltd.                                               1,000                    5,320                   0.0%
     Kobayashi Pharmaceutical Co., Ltd.                                         700                   43,209                   0.0%
     Kobe Steel, Ltd.                                                       172,000                  273,282                   0.1%
#    Kohnan Shoji Co., Ltd.                                                   1,000                   11,475                   0.0%
     Koito Manufacturing Co., Ltd.                                            4,000                  120,529                   0.1%
     Kokuyo Co., Ltd.                                                         6,600                   52,567                   0.0%
#    KOMAIHALTEC, Inc.                                                        5,000                   12,136                   0.0%
     Komatsu, Ltd.                                                            7,600                  179,431                   0.1%
     Komeri Co., Ltd.                                                         2,500                   56,199                   0.0%
     Konaka Co., Ltd.                                                         1,800                   10,252                   0.0%
     Konami Corp.                                                             2,600                   52,203                   0.0%
     Kondotec, Inc.                                                           3,600                   23,169                   0.0%
     Konica Minolta, Inc.                                                    22,900                  255,879                   0.1%
     Konishi Co., Ltd.                                                        1,300                   22,437                   0.0%
#    Kose Corp.                                                               1,100                   44,954                   0.0%
     Krosaki Harima Corp.                                                    11,000                   23,722                   0.0%
     Kubota Corp.                                                            11,000                  175,098                   0.1%
     Kubota Corp. Sponsored ADR                                                 196                   15,754                   0.0%
     Kumiai Chemical Industry Co., Ltd.                                       3,000                   18,451                   0.0%
     Kura Corp.                                                                 400                   10,845                   0.0%
     Kurabo Industries, Ltd.                                                 14,000                   23,278                   0.0%
     Kuraray Co., Ltd.                                                        8,000                   92,920                   0.1%
#    Kureha Corp.                                                            12,000                   59,516                   0.0%
     Kurimoto, Ltd.                                                          13,000                   26,621                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Kurita Water Industries, Ltd.                                            5,400     $            116,528                   0.1%
#    Kuroda Electric Co., Ltd.                                                2,000                   28,121                   0.0%
     KYB Co., Ltd.                                                            7,000                   30,142                   0.0%
     Kyocera Corp.                                                            3,900                  179,757                   0.1%
     Kyodo Printing Co., Ltd.                                                 4,000                   14,193                   0.0%
#    Kyoei Steel, Ltd.                                                          700                   11,651                   0.0%
     Kyokuto Kaihatsu Kogyo Co., Ltd.                                         2,300                   32,703                   0.0%
     Kyokuto Securities Co., Ltd.                                             2,200                   37,183                   0.0%
     Kyokuyo Co., Ltd.                                                       10,000                   23,394                   0.0%
     KYORIN Holdings, Inc.                                                    2,600                   54,776                   0.0%
#    Kyoritsu Maintenance Co., Ltd.                                           1,200                   48,292                   0.0%
     Kyosan Electric Manufacturing Co., Ltd.                                  2,000                    6,408                   0.0%
     Kyoto Kimono Yuzen Co., Ltd.                                             1,300                   11,714                   0.0%
     Kyowa Electronics Instruments Co., Ltd.                                  5,000                   20,832                   0.0%
     Kyowa Exeo Corp.                                                         5,500                   67,349                   0.0%
     Kyowa Hakko Kirin Co., Ltd.                                              5,000                   58,317                   0.0%
     Kyudenko Corp.                                                           4,000                   44,979                   0.0%
*    Kyushu Electric Power Co., Inc.                                          6,900                   74,863                   0.0%
     Lasertec Corp.                                                             600                    7,507                   0.0%
     Lawson, Inc.                                                             1,200                   81,405                   0.0%
*    Leopalace21 Corp.                                                       12,800                   80,172                   0.0%
#    Life Corp.                                                               1,100                   17,644                   0.0%
     Lintec Corp.                                                             3,000                   62,635                   0.0%
     Lion Corp.                                                              11,000                   62,149                   0.0%
     LIXIL Group Corp.                                                        7,600                  166,671                   0.1%
     M3, Inc.                                                                 3,200                   53,403                   0.0%
     Macnica, Inc.                                                              300                    8,695                   0.0%
#    Maeda Corp.                                                              6,000                   53,047                   0.0%
#    Maeda Kosen Co., Ltd.                                                    2,000                   24,331                   0.0%
     Maeda Road Construction Co., Ltd.                                        3,000                   46,243                   0.0%
     Makino Milling Machine Co., Ltd.                                         6,000                   40,901                   0.0%
     Makita Corp.                                                             1,000                   55,999                   0.0%
     Mandom Corp.                                                             1,000                   33,547                   0.0%
     Mars Engineering Corp.                                                   1,000                   18,167                   0.0%
     Marubeni Corp.                                                          19,000                  122,159                   0.1%
     Marudai Food Co., Ltd.                                                   6,000                   22,222                   0.0%
     Maruetsu, Inc. (The)                                                     4,000                   19,513                   0.0%
     Maruha Nichiro Corp.                                                     1,500                   21,724                   0.0%
#    Marui Group Co., Ltd.                                                   14,100                  119,162                   0.1%
     Marusan Securities Co., Ltd.                                             5,000                   36,690                   0.0%
     Maruwa Co., Ltd.                                                         1,000                   29,626                   0.0%
     Maruyama Manufacturing Co., Inc.                                         6,000                   13,458                   0.0%
#    Marvelous, Inc.                                                          1,500                   17,492                   0.0%
     Matsuda Sangyo Co., Ltd.                                                   400                    4,428                   0.0%
#    Matsui Securities Co., Ltd.                                                700                    6,716                   0.0%
     Matsumotokiyoshi Holdings Co., Ltd.                                      2,000                   58,164                   0.0%
     Matsuya Foods Co., Ltd.                                                    300                    5,760                   0.0%
     Max Co., Ltd.                                                            1,000                   11,249                   0.0%
     Mazda Motor Corp.                                                        4,400                  103,958                   0.1%
#    McDonald's Holdings Co. Japan, Ltd.                                        700                   17,085                   0.0%
     Medipal Holdings Corp.                                                   9,200                  101,974                   0.1%
     Megachips Corp.                                                          1,600                   20,806                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Megmilk Snow Brand Co., Ltd.                                             1,800     $             23,883                   0.0%
     Meidensha Corp.                                                         17,000                   62,994                   0.0%
     Meiji Holdings Co., Ltd.                                                   800                   67,122                   0.0%
     Meiko Network Japan Co., Ltd.                                            1,300                   14,618                   0.0%
     Meisei Industrial Co., Ltd.                                              4,000                   25,692                   0.0%
     Meitec Corp.                                                             1,000                   31,359                   0.0%
#    Melco Holdings, Inc.                                                       300                    4,299                   0.0%
     Message Co., Ltd.                                                          700                   22,000                   0.0%
#    Michinoku Bank, Ltd. (The)                                               3,000                    5,730                   0.0%
#    Micronics Japan Co., Ltd.                                                  500                   25,451                   0.0%
     Mie Bank, Ltd. (The)                                                     6,000                   13,994                   0.0%
     Milbon Co., Ltd.                                                           240                    7,710                   0.0%
     Mimasu Semiconductor Industry Co., Ltd.                                  2,400                   21,592                   0.0%
     Minato Bank, Ltd. (The)                                                  3,000                    5,915                   0.0%
     Minebea Co., Ltd.                                                        7,000                   95,917                   0.1%
#    Ministop Co., Ltd.                                                       1,400                   19,933                   0.0%
     Miraca Holdings, Inc.                                                    2,700                  113,344                   0.1%
     Mirait Holdings Corp.                                                    3,300                   36,940                   0.0%
#    Misawa Homes Co., Ltd.                                                   3,600                   33,000                   0.0%
     MISUMI Group, Inc.                                                       1,100                   34,709                   0.0%
     Mitani Corp.                                                             1,300                   32,976                   0.0%
     Mito Securities Co., Ltd.                                                3,000                   11,279                   0.0%
     Mitsuba Corp.                                                            3,300                   52,524                   0.0%
     Mitsubishi Corp.                                                        17,300                  339,224                   0.1%
     Mitsubishi Electric Corp.                                               16,000                  206,301                   0.1%
     Mitsubishi Estate Co., Ltd.                                              5,000                  127,374                   0.1%
     Mitsubishi Gas Chemical Co., Inc.                                       21,000                  125,647                   0.1%
     Mitsubishi Heavy Industries, Ltd.                                       42,000                  261,997                   0.1%
     Mitsubishi Logistics Corp.                                               7,000                  106,620                   0.1%
     Mitsubishi Materials Corp.                                              53,000                  165,885                   0.1%
     Mitsubishi Nichiyu Forklift Co., Ltd.                                    2,600                   19,123                   0.0%
*    Mitsubishi Paper Mills, Ltd.                                            32,000                   24,750                   0.0%
     Mitsubishi Pencil Co., Ltd.                                                300                    9,672                   0.0%
     Mitsubishi Research Institute, Inc.                                        500                   11,360                   0.0%
     Mitsubishi Steel Manufacturing Co., Ltd.                                14,000                   30,944                   0.0%
     Mitsubishi UFJ Financial Group, Inc.                                   229,600                1,338,387                   0.5%
     Mitsuboshi Belting Co., Ltd.                                             3,000                   21,488                   0.0%
     Mitsui & Co., Ltd.                                                      19,500                  294,432                   0.1%
*    Mitsui Chemicals, Inc.                                                  56,000                  162,215                   0.1%
     Mitsui Fudosan Co., Ltd.                                                 4,000                  128,666                   0.1%
     Mitsui High-Tec, Inc.                                                    2,700                   16,182                   0.0%
     Mitsui Matsushima Co., Ltd.                                              4,000                    4,853                   0.0%
     Mitsui Mining & Smelting Co., Ltd.                                      52,000                  137,934                   0.1%
     Mitsui OSK Lines, Ltd.                                                  38,000                  120,055                   0.1%
     Mitsui Sugar Co., Ltd.                                                   9,000                   31,218                   0.0%
     Mitsui-Soko Co., Ltd.                                                    8,000                   30,414                   0.0%
     Miura Co., Ltd.                                                          1,500                   17,555                   0.0%
     Miyazaki Bank, Ltd. (The)                                               14,000                   42,203                   0.0%
     Miyoshi Oil & Fat Co., Ltd.                                              7,000                    8,697                   0.0%
     Mizuho Financial Group, Inc.                                           388,499                  707,968                   0.3%
     Mizuno Corp.                                                             6,000                   30,061                   0.0%
#    Monex Group, Inc.                                                       12,800                   32,670                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#    MonotaRO Co., Ltd.                                                       1,100     $             29,064                   0.0%
     Morinaga & Co., Ltd.                                                    15,000                   32,165                   0.0%
     Morinaga Milk Industry Co., Ltd.                                        11,000                   36,780                   0.0%
     Morita Holdings Corp.                                                    2,000                   19,485                   0.0%
#    Moshi Moshi Hotline, Inc.                                                  900                    8,982                   0.0%
     MS&AD Insurance Group Holdings, Inc.                                     5,700                  123,216                   0.1%
     MTI, Ltd.                                                                2,900                   28,494                   0.0%
     Murata Manufacturing Co., Ltd.                                             800                   89,888                   0.0%
#    Musashi Seimitsu Industry Co., Ltd.                                      2,200                   43,190                   0.0%
     Musashino Bank, Ltd. (The)                                               2,300                   77,931                   0.0%
#    Nabtesco Corp.                                                           3,300                   79,862                   0.0%
#    NAC Co., Ltd.                                                            1,500                   16,654                   0.0%
     Nachi-Fujikoshi Corp.                                                   11,000                   68,357                   0.0%
     Nafco Co., Ltd.                                                          1,700                   23,008                   0.0%
     Nagano Bank, Ltd. (The)                                                  3,000                    5,094                   0.0%
     Nagase & Co., Ltd.                                                       4,200                   54,402                   0.0%
     Nagoya Railroad Co., Ltd.                                               10,000                   42,759                   0.0%
     Nakamuraya Co., Ltd.                                                     2,000                    7,751                   0.0%
     Nakanishi, Inc.                                                            500                   17,100                   0.0%
*    Nakayama Steel Works, Ltd.                                              30,000                   21,652                   0.0%
#    Nankai Electric Railway Co., Ltd.                                       18,000                   85,172                   0.0%
     Nanto Bank, Ltd. (The)                                                  14,000                   56,203                   0.0%
     NEC Corp.                                                              150,000                  530,456                   0.2%
     NEC Networks & System Integration Corp.                                  1,500                   32,591                   0.0%
#    NET One Systems Co., Ltd.                                                5,800                   33,807                   0.0%
     Neturen Co., Ltd.                                                        2,500                   17,886                   0.0%
     Nexon Co., Ltd.                                                          2,800                   24,674                   0.0%
     Next Co., Ltd.                                                           3,200                   18,190                   0.0%
     NGK Insulators, Ltd.                                                     2,000                   43,076                   0.0%
     NH Foods, Ltd.                                                           5,000                  115,298                   0.1%
     NHK Spring Co., Ltd.                                                    14,400                  131,794                   0.1%
     Nice Holdings, Inc.                                                      2,000                    3,808                   0.0%
     Nichi-iko Pharmaceutical Co., Ltd.                                       2,700                   44,631                   0.0%
     Nichias Corp.                                                            6,000                   36,459                   0.0%
#    Nichicon Corp.                                                           3,100                   20,904                   0.0%
     Nichiha Corp.                                                            2,000                   17,136                   0.0%
#    Nichii Gakkan Co.                                                          600                    4,656                   0.0%
     Nichirei Corp.                                                          17,000                   72,354                   0.0%
     Nichireki Co., Ltd.                                                      2,000                   15,860                   0.0%
#    Nidec Corp.                                                                600                   39,644                   0.0%
     Nidec Corp. ADR                                                            776                   12,936                   0.0%
     Nifco, Inc.                                                              2,800                   88,722                   0.0%
     NIFTY Corp.                                                              1,000                   12,032                   0.0%
     Nihon Dempa Kogyo Co., Ltd.                                                500                    3,952                   0.0%
     Nihon Kohden Corp.                                                       1,400                   71,578                   0.0%
     Nihon M&A Center, Inc.                                                   1,500                   43,109                   0.0%
     Nihon Nohyaku Co., Ltd.                                                  2,000                   20,356                   0.0%
     Nihon Parkerizing Co., Ltd.                                              2,100                   50,126                   0.0%
#    Nihon Trim Co., Ltd.                                                       700                   15,707                   0.0%
     Nihon Unisys, Ltd.                                                       6,100                   54,077                   0.0%
     Nihon Yamamura Glass Co., Ltd.                                           7,000                   10,587                   0.0%
     Nikkiso Co., Ltd.                                                        3,100                   32,063                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Nikko Co., Ltd.                                                          5,000     $             19,095                   0.0%
#    Nikon Corp.                                                              9,800                  134,276                   0.1%
     Nippo Corp.                                                              3,000                   54,836                   0.0%
     Nippon Beet Sugar Manufacturing Co., Ltd.                                3,000                    5,046                   0.0%
#    Nippon Carbide Industries Co., Inc.                                      9,000                   18,495                   0.0%
     Nippon Carbon Co., Ltd.                                                  3,000                    5,037                   0.0%
*    Nippon Chemi-Con Corp.                                                  11,000                   32,817                   0.0%
#*   Nippon Chemical Industrial Co., Ltd.                                    18,000                   26,524                   0.0%
     Nippon Chemiphar Co., Ltd.                                               5,000                   26,089                   0.0%
     Nippon Coke & Engineering Co., Ltd.                                     19,000                   18,957                   0.0%
#    Nippon Concrete Industries Co., Ltd.                                     5,000                   29,902                   0.0%
     Nippon Denko Co., Ltd.                                                   8,000                   20,094                   0.0%
     Nippon Densetsu Kogyo Co., Ltd.                                          2,600                   36,723                   0.0%
     Nippon Electric Glass Co., Ltd.                                         23,000                  106,951                   0.1%
     Nippon Express Co., Ltd.                                                24,000                  105,575                   0.1%
     Nippon Flour Mills Co., Ltd.                                             9,000                   45,174                   0.0%
     Nippon Gas Co., Ltd.                                                     2,200                   54,438                   0.0%
     Nippon Hume Corp.                                                        4,000                   31,953                   0.0%
     Nippon Koei Co., Ltd.                                                    7,000                   29,595                   0.0%
     Nippon Konpo Unyu Soko Co., Ltd.                                         3,600                   59,565                   0.0%
     Nippon Light Metal Holdings Co., Ltd.                                   37,200                   54,941                   0.0%
#    Nippon Paper Industries Co., Ltd.                                        6,400                   94,189                   0.1%
     Nippon Pillar Packing Co., Ltd.                                          2,000                   15,884                   0.0%
     Nippon Piston Ring Co., Ltd.                                             5,000                   10,687                   0.0%
     Nippon Road Co., Ltd. (The)                                              5,000                   27,799                   0.0%
#    Nippon Sharyo, Ltd.                                                      5,000                   15,454                   0.0%
*    Nippon Sheet Glass Co., Ltd.                                            65,000                   62,314                   0.0%
     Nippon Shinyaku Co., Ltd.                                                1,000                   28,783                   0.0%
     Nippon Shokubai Co., Ltd.                                                4,000                   47,946                   0.0%
     Nippon Signal Co., Ltd. (The)                                            3,500                   34,117                   0.0%
     Nippon Soda Co., Ltd.                                                   11,000                   62,639                   0.0%
     Nippon Steel & Sumikin Bussan Corp.                                      7,000                   25,472                   0.0%
     Nippon Steel & Sumikin Texeng Co., Ltd.                                  4,000                   20,867                   0.0%
     Nippon Steel & Sumitomo Metal Corp.                                    189,000                  498,741                   0.2%
*    Nippon Suisan Kaisha, Ltd.                                              24,400                   72,129                   0.0%
     Nippon Synthetic Chemical Industry Co., Ltd. (The)                       1,000                    6,106                   0.0%
     Nippon Telegraph & Telephone Corp.                                       1,800                  111,994                   0.1%
     Nippon Telegraph & Telephone Corp. ADR                                   1,189                   37,430                   0.0%
#    Nippon Thompson Co., Ltd.                                                7,000                   29,338                   0.0%
     Nippon Valqua Industries, Ltd.                                           2,000                    5,457                   0.0%
#*   Nippon Yakin Kogyo Co., Ltd.                                             8,600                   22,210                   0.0%
     Nippon Yusen K.K.                                                       57,000                  147,776                   0.1%
     Nishi-Nippon City Bank, Ltd. (The)                                      33,000                   90,460                   0.0%
     Nishi-Nippon Railroad Co., Ltd.                                          9,000                   35,861                   0.0%
     Nishikawa Rubber Co., Ltd.                                                 400                    6,909                   0.0%
     Nishimatsu Construction Co., Ltd.                                       15,000                   72,831                   0.0%
     Nishimatsuya Chain Co., Ltd.                                             1,400                   12,656                   0.0%
     Nishio Rent All Co., Ltd.                                                  800                   28,935                   0.0%
     Nissan Chemical Industries, Ltd.                                         6,500                  120,515                   0.1%
     Nissan Shatai Co., Ltd.                                                  3,000                   41,282                   0.0%
     Nissei ASB Machine Co., Ltd.                                             1,500                   30,457                   0.0%
#    Nissha Printing Co., Ltd.                                                1,700                   27,410                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#    Nisshin Oillio Group, Ltd. (The)                                         6,000     $             21,503                   0.0%
#    Nisshin Seifun Group, Inc.                                              11,440                  115,682                   0.1%
#    Nisshin Steel Co., Ltd.                                                  2,500                   23,343                   0.0%
     Nisshinbo Holdings, Inc.                                                 8,000                   66,068                   0.0%
     Nissin Corp.                                                             4,000                   10,028                   0.0%
#    Nissin Electric Co., Ltd.                                                5,000                   27,057                   0.0%
     Nissin Foods Holdings Co., Ltd.                                          1,100                   57,975                   0.0%
     Nissin Kogyo Co., Ltd.                                                   3,000                   46,366                   0.0%
     Nitori Holdings Co., Ltd.                                                1,100                   69,713                   0.0%
     Nitta Corp.                                                                700                   15,739                   0.0%
     Nittetsu Mining Co., Ltd.                                                6,000                   22,746                   0.0%
     Nitto Boseki Co., Ltd.                                                   5,000                   17,817                   0.0%
#    Nitto Denko Corp.                                                        3,300                  178,477                   0.1%
     Nitto Kogyo Corp.                                                        1,300                   22,728                   0.0%
     Nitto Kohki Co., Ltd.                                                    1,300                   24,406                   0.0%
     Nittoc Construction Co., Ltd.                                            6,700                   33,721                   0.0%
#    Nittoku Engineering Co., Ltd.                                              500                    4,866                   0.0%
     NOF Corp.                                                                6,000                   39,763                   0.0%
     Nohmi Bosai, Ltd.                                                        1,000                   14,281                   0.0%
     NOK Corp.                                                                3,900                   98,804                   0.1%
     Nomura Co., Ltd.                                                         1,300                   12,460                   0.0%
     Nomura Holdings, Inc.                                                   54,800                  342,302                   0.1%
     Nomura Real Estate Holdings, Inc.                                       10,700                  189,111                   0.1%
     Nomura Research Institute, Ltd.                                          2,300                   75,863                   0.0%
     Noritake Co., Ltd.                                                      10,000                   22,993                   0.0%
     Noritz Corp.                                                             2,500                   46,219                   0.0%
     North Pacific Bank, Ltd.                                                29,800                  122,850                   0.1%
     NS Solutions Corp.                                                       1,500                   46,176                   0.0%
     NS United Kaiun Kaisha, Ltd.                                            11,000                   27,453                   0.0%
     NSD Co., Ltd.                                                            1,000                   14,748                   0.0%
     NSK, Ltd.                                                               12,000                  157,177                   0.1%
     NTN Corp.                                                               39,000                  168,627                   0.1%
     NTT Data Corp.                                                           3,100                  121,183                   0.1%
     NTT DOCOMO, Inc.                                                        46,100                  777,517                   0.3%
     NTT Urban Development Corp.                                              2,800                   31,691                   0.0%
#    Nuflare Technology, Inc.                                                   500                   22,847                   0.0%
     Obara Group, Inc.                                                          500                   18,214                   0.0%
     Obayashi Corp.                                                          14,000                   96,077                   0.1%
     Obayashi Road Corp.                                                      5,000                   35,734                   0.0%
     Obic Co., Ltd.                                                           1,300                   46,409                   0.0%
     Odakyu Electric Railway Co., Ltd.                                       10,000                   93,853                   0.1%
     Odelic Co., Ltd.                                                           700                   17,288                   0.0%
     Ogaki Kyoritsu Bank, Ltd. (The)                                         28,000                   77,901                   0.0%
#    Ohsho Food Service Corp.                                                   700                   25,285                   0.0%
     Oiles Corp.                                                                840                   16,488                   0.0%
     Oita Bank, Ltd. (The)                                                   17,000                   63,702                   0.0%
     Oji Holdings Corp.                                                      47,000                  169,930                   0.1%
     Okabe Co., Ltd.                                                          2,800                   26,322                   0.0%
     Okamura Corp.                                                            4,000                   29,188                   0.0%
     Oki Electric Industry Co., Ltd.                                         29,000                   67,380                   0.0%
     Okinawa Cellular Telephone Co.                                             600                   16,229                   0.0%
     Okinawa Electric Power Co., Inc. (The)                                   1,000                   30,497                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#    OKK Corp.                                                               18,000     $             25,351                   0.0%
     OKUMA Corp.                                                              6,000                   43,081                   0.0%
     Okumura Corp.                                                            9,000                   51,094                   0.0%
     Okura Industrial Co., Ltd.                                               8,000                   27,302                   0.0%
     Okuwa Co., Ltd.                                                          2,000                   16,605                   0.0%
*    Olympus Corp.                                                            2,000                   71,810                   0.0%
     Omron Corp.                                                              2,000                   94,669                   0.1%
#    Onoken Co., Ltd.                                                         1,700                   17,488                   0.0%
     Onward Holdings Co., Ltd.                                                9,000                   55,303                   0.0%
     Optex Co., Ltd.                                                          1,500                   26,361                   0.0%
     Oracle Corp. Japan                                                         700                   27,099                   0.0%
     Organo Corp.                                                             5,000                   21,457                   0.0%
     Oriental Land Co., Ltd.                                                    400                   85,536                   0.0%
     Osaka Gas Co., Ltd.                                                     24,000                   95,732                   0.1%
     Osaka Steel Co., Ltd.                                                      300                    5,384                   0.0%
#    OSAKA Titanium Technologies Co., Ltd.                                    1,300                   25,281                   0.0%
#    Osaki Electric Co., Ltd.                                                 1,000                    6,068                   0.0%
     OSG Corp.                                                                5,100                   83,162                   0.0%
     Otsuka Corp.                                                               300                   11,155                   0.0%
     Otsuka Holdings Co., Ltd.                                                5,100                  178,898                   0.1%
#    Pacific Industrial Co., Ltd.                                             4,000                   30,310                   0.0%
#*   Pacific Metals Co., Ltd.                                                10,000                   31,636                   0.0%
     Pack Corp. (The)                                                           300                    6,197                   0.0%
     Pal Co., Ltd.                                                              900                   27,067                   0.0%
     Paltac Corp.                                                             2,000                   24,371                   0.0%
#    PanaHome Corp.                                                           5,000                   33,461                   0.0%
     Panasonic Corp.                                                         22,900                  275,516                   0.1%
     Paramount Bed Holdings Co., Ltd.                                         1,300                   36,975                   0.0%
     Parco Co., Ltd.                                                            500                    4,069                   0.0%
     Park24 Co., Ltd.                                                         3,100                   46,908                   0.0%
#    Pasco Corp.                                                              4,000                   12,507                   0.0%
#    Pasona Group, Inc.                                                       4,200                   20,680                   0.0%
#    Penta-Ocean Construction Co., Ltd.                                      13,000                   42,488                   0.0%
     Pigeon Corp.                                                             1,600                   99,740                   0.1%
     Pilot Corp.                                                              1,000                   56,146                   0.0%
     Piolax, Inc.                                                               700                   30,970                   0.0%
*    Pioneer Corp.                                                           26,200                   68,739                   0.0%
     Plenus Co., Ltd.                                                           500                    8,994                   0.0%
#    Pola Orbis Holdings, Inc.                                                1,000                   41,068                   0.0%
#    Press Kogyo Co., Ltd.                                                    2,000                    7,989                   0.0%
     Pressance Corp.                                                            800                   22,483                   0.0%
#    Prestige International, Inc.                                             1,800                   15,562                   0.0%
     Prima Meat Packers, Ltd.                                                14,000                   32,995                   0.0%
     Proto Corp.                                                                800                   11,014                   0.0%
     Psc, Inc.                                                                  600                   31,321                   0.0%
#    Qol Co., Ltd.                                                            4,000                   24,268                   0.0%
     Raito Kogyo Co., Ltd.                                                    4,700                   45,963                   0.0%
     Rakuten, Inc.                                                            6,700                   75,552                   0.0%
     Relo Holdings, Inc.                                                        400                   28,301                   0.0%
     Renaissance, Inc.                                                        2,600                   22,669                   0.0%
#    Rengo Co., Ltd.                                                         16,000                   70,433                   0.0%
     Resona Holdings, Inc.                                                   66,600                  380,938                   0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#    Resorttrust, Inc.                                                        1,600     $             38,574                   0.0%
     Ricoh Co., Ltd.                                                         24,900                  257,151                   0.1%
     Ricoh Leasing Co., Ltd.                                                  1,800                   50,220                   0.0%
#    Right On Co., Ltd.                                                       3,300                   21,525                   0.0%
     Riken Corp.                                                              8,000                   31,371                   0.0%
     Riken Technos Corp.                                                      5,000                   22,079                   0.0%
     Riken Vitamin Co., Ltd.                                                    500                   11,543                   0.0%
     Ringer Hut Co., Ltd.                                                     1,500                   23,172                   0.0%
     Rinnai Corp.                                                               400                   35,531                   0.0%
     Riso Kagaku Corp.                                                          900                   27,215                   0.0%
#    Rock Field Co., Ltd.                                                       300                    5,110                   0.0%
     Rohto Pharmaceutical Co., Ltd.                                           6,100                   88,485                   0.0%
     Roland DG Corp.                                                            900                   37,989                   0.0%
     Round One Corp.                                                          5,500                   33,181                   0.0%
     Royal Holdings Co., Ltd.                                                 1,900                   30,337                   0.0%
     Ryobi, Ltd.                                                              8,000                   21,835                   0.0%
     Ryoden Trading Co., Ltd.                                                 1,000                    7,193                   0.0%
     Ryohin Keikaku Co., Ltd.                                                   400                   54,012                   0.0%
     Ryosan Co., Ltd.                                                         1,800                   38,047                   0.0%
#    S Foods, Inc.                                                            1,400                   29,268                   0.0%
     Sac's Bar Holdings, Inc.                                                 1,200                   17,295                   0.0%
     Saibu Gas Co., Ltd.                                                      7,000                   17,051                   0.0%
     Sakai Chemical Industry Co., Ltd.                                       10,000                   30,126                   0.0%
     Sakai Heavy Industries, Ltd.                                             9,000                   23,232                   0.0%
#    Sakai Moving Service Co., Ltd.                                             500                   15,956                   0.0%
#    Sakai Ovex Co., Ltd.                                                    15,000                   21,684                   0.0%
     Sakata INX Corp.                                                         2,000                   20,466                   0.0%
     Sakata Seed Corp.                                                        2,200                   32,627                   0.0%
     San-A Co., Ltd.                                                          1,400                   47,192                   0.0%
     San-In Godo Bank, Ltd. (The)                                            12,000                   92,457                   0.1%
     Sanden Corp.                                                             7,000                   40,371                   0.0%
     Sangetsu Co., Ltd.                                                       1,300                   32,921                   0.0%
#*   Sanix, Inc.                                                              1,900                    8,730                   0.0%
     Sanken Electric Co., Ltd.                                                8,000                   62,832                   0.0%
     Sankyo Seiko Co., Ltd.                                                   3,700                   13,753                   0.0%
     Sankyo Tateyama, Inc.                                                    2,200                   39,438                   0.0%
     Sankyu, Inc.                                                            20,000                   92,465                   0.1%
     Sanoh Industrial Co., Ltd.                                               1,500                    9,759                   0.0%
#    Sanrio Co., Ltd.                                                         2,400                   69,390                   0.0%
     Sanshin Electronics Co., Ltd.                                              700                    4,957                   0.0%
     Sanwa Holdings Corp.                                                    16,000                  110,944                   0.1%
     Sanyo Chemical Industries, Ltd.                                          5,000                   31,176                   0.0%
     Sanyo Denki Co., Ltd.                                                    1,000                    7,151                   0.0%
     Sanyo Electric Railway Co., Ltd.                                         3,000                   12,392                   0.0%
     Sanyo Shokai, Ltd.                                                      13,000                   31,582                   0.0%
     Sanyo Special Steel Co., Ltd.                                            8,000                   27,457                   0.0%
     Sato Holdings Corp.                                                      1,400                   36,874                   0.0%
     Satori Electric Co., Ltd.                                                3,200                   20,785                   0.0%
#    Sawada Holdings Co., Ltd.                                                2,100                   14,996                   0.0%
     Sawai Pharmaceutical Co., Ltd.                                             600                   35,746                   0.0%
     SBI Holdings, Inc.                                                      13,900                  160,288                   0.1%
     SCREEN Holdings Co., Ltd.                                                8,000                   43,604                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     SCSK Corp.                                                               1,200     $             32,260                   0.0%
     Secom Co., Ltd.                                                          1,600                   98,600                   0.1%
     Seika Corp.                                                              2,000                    4,774                   0.0%
#    Seikitokyu Kogyo Co., Ltd.                                               3,600                   20,148                   0.0%
     Seiko Epson Corp.                                                        3,800                  176,338                   0.1%
#    Seiko Holdings Corp.                                                    10,000                   49,835                   0.0%
     Seino Holdings Co., Ltd.                                                 9,000                   70,567                   0.0%
     Seiren Co., Ltd.                                                         3,600                   31,437                   0.0%
     Sekisui Chemical Co., Ltd.                                              20,000                  249,267                   0.1%
     Sekisui House, Ltd.                                                     18,200                  226,315                   0.1%
     Sekisui Jushi Corp.                                                      2,400                   32,707                   0.0%
     Sekisui Plastics Co., Ltd.                                               4,000                   10,845                   0.0%
#    Senko Co., Ltd.                                                          8,000                   34,027                   0.0%
     Senshu Ikeda Holdings, Inc.                                             11,400                   58,977                   0.0%
#    Senshukai Co., Ltd.                                                      3,800                   30,501                   0.0%
     Seria Co., Ltd.                                                            800                   33,597                   0.0%
     Seven & I Holdings Co., Ltd.                                             6,900                  269,487                   0.1%
#    Seven Bank, Ltd.                                                        11,000                   45,940                   0.0%
#*   Sharp Corp.                                                             28,000                   70,517                   0.0%
     Shibusawa Warehouse Co., Ltd. (The)                                      2,000                    6,678                   0.0%
#    Shibuya Kogyo Co., Ltd.                                                  1,600                   39,914                   0.0%
     Shiga Bank, Ltd. (The)                                                  12,000                   67,209                   0.0%
     Shikoku Bank, Ltd. (The)                                                 9,000                   19,101                   0.0%
     Shikoku Chemicals Corp.                                                  1,000                    6,931                   0.0%
*    Shikoku Electric Power Co., Inc.                                         4,100                   56,263                   0.0%
     Shima Seiki Manufacturing, Ltd.                                          1,800                   28,999                   0.0%
     Shimachu Co., Ltd.                                                       3,500                   90,112                   0.0%
     Shimadzu Corp.                                                           9,000                   78,312                   0.0%
     Shimamura Co., Ltd.                                                      1,200                  105,544                   0.1%
     Shimano, Inc.                                                              600                   79,563                   0.0%
     Shimizu Bank, Ltd. (The)                                                   700                   20,066                   0.0%
     Shimizu Corp.                                                           12,000                   88,557                   0.0%
     Shin Nippon Air Technologies Co., Ltd.                                     400                    3,257                   0.0%
     Shin-Etsu Chemical Co., Ltd.                                             2,400                  154,053                   0.1%
     Shinagawa Refractories Co., Ltd.                                         5,000                   12,310                   0.0%
     Shindengen Electric Manufacturing Co., Ltd.                              7,000                   45,601                   0.0%
     Shinko Electric Industries Co., Ltd.                                     3,500                   20,324                   0.0%
     Shinko Plantech Co., Ltd.                                                1,900                   14,525                   0.0%
     Shinko Shoji Co., Ltd.                                                   2,700                   25,600                   0.0%
     Shinmaywa Industries, Ltd.                                               6,000                   53,886                   0.0%
#    Shinsei Bank, Ltd.                                                      39,000                   87,648                   0.0%
     Shinsho Corp.                                                            2,000                    4,961                   0.0%
     Shionogi & Co., Ltd.                                                     4,200                  109,879                   0.1%
     Ship Healthcare Holdings, Inc.                                           2,300                   53,834                   0.0%
#    Shiseido Co., Ltd.                                                       4,800                   79,652                   0.0%
     Shizuoka Bank, Ltd. (The)                                               11,000                  113,660                   0.1%
     Shizuoka Gas Co., Ltd.                                                   3,900                   25,553                   0.0%
     Shoko Co., Ltd.                                                         14,000                   20,779                   0.0%
     Showa Corp.                                                              4,500                   48,678                   0.0%
     Showa Denko K.K.                                                       121,000                  160,123                   0.1%
     Showa Sangyo Co., Ltd.                                                  11,000                   42,733                   0.0%
#    Showa Shell Sekiyu K.K.                                                 10,000                   85,803                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Siix Corp.                                                                 900     $             15,629                   0.0%
#    Sinanen Co., Ltd.                                                        3,000                   11,828                   0.0%
     Sinfonia Technology Co., Ltd.                                            3,000                    4,328                   0.0%
     Sintokogio, Ltd.                                                         5,100                   35,422                   0.0%
     SKY Perfect JSAT Holdings, Inc.                                         13,600                   83,488                   0.0%
     SMC Corp.                                                                  200                   56,727                   0.0%
     SMK Corp.                                                                6,000                   24,106                   0.0%
#    SMS Co., Ltd.                                                              900                   26,204                   0.0%
     Sodick Co., Ltd.                                                         1,300                   10,511                   0.0%
     Softbank Corp.                                                           7,800                  567,835                   0.2%
     Software Service, Inc.                                                     100                    3,808                   0.0%
     Sogo Medical Co., Ltd.                                                     800                   38,200                   0.0%
     Sohgo Security Services Co., Ltd.                                        2,300                   53,787                   0.0%
     Sojitz Corp.                                                            70,000                  104,344                   0.1%
     Sompo Japan Nipponkoa Holdings, Inc.                                     6,400                  161,156                   0.1%
     Sotetsu Holdings, Inc.                                                  20,000                   75,138                   0.0%
     Square Enix Holdings Co., Ltd.                                           2,800                   57,625                   0.0%
     St Marc Holdings Co., Ltd.                                                 700                   36,597                   0.0%
     Stanley Electric Co., Ltd.                                               2,800                   56,926                   0.0%
     Star Micronics Co., Ltd.                                                   600                    9,124                   0.0%
     Starbucks Coffee Japan, Ltd.                                             2,200                   28,757                   0.0%
     Start Today Co., Ltd.                                                    2,300                   49,766                   0.0%
     Starts Corp., Inc.                                                       1,500                   22,398                   0.0%
     Starzen Co., Ltd.                                                        5,000                   14,536                   0.0%
     Stella Chemifa Corp.                                                       300                    3,745                   0.0%
     Studio Alice Co., Ltd.                                                   1,400                   18,132                   0.0%
     Sugi Holdings Co., Ltd.                                                  1,100                   48,040                   0.0%
#    Sumco Corp.                                                              7,000                   94,144                   0.1%
     Suminoe Textile Co., Ltd.                                                8,000                   21,906                   0.0%
     Sumitomo Bakelite Co., Ltd.                                              4,000                   15,742                   0.0%
     Sumitomo Chemical Co., Ltd.                                            100,000                  343,044                   0.1%
     Sumitomo Corp.                                                          12,800                  136,572                   0.1%
#    Sumitomo Dainippon Pharma Co., Ltd.                                      3,900                   46,004                   0.0%
     Sumitomo Densetsu Co., Ltd.                                              1,900                   23,494                   0.0%
     Sumitomo Electric Industries, Ltd.                                      11,900                  162,656                   0.1%
     Sumitomo Forestry Co., Ltd.                                             10,300                  108,232                   0.1%
#    Sumitomo Heavy Industries, Ltd.                                         33,000                  180,920                   0.1%
     Sumitomo Metal Mining Co., Ltd.                                          9,000                  124,853                   0.1%
#*   Sumitomo Mitsui Construction Co., Ltd.                                  30,700                   36,735                   0.0%
     Sumitomo Mitsui Financial Group, Inc.                                   36,500                1,488,576                   0.5%
     Sumitomo Mitsui Trust Holdings, Inc.                                    64,000                  261,294                   0.1%
     Sumitomo Osaka Cement Co., Ltd.                                         31,000                   96,906                   0.1%
#    Sumitomo Precision Products Co., Ltd.                                    6,000                   23,361                   0.0%
     Sumitomo Real Estate Sales Co., Ltd.                                     1,220                   28,094                   0.0%
     Sumitomo Realty & Development Co., Ltd.                                  3,000                  112,467                   0.1%
     Sumitomo Riko Co., Ltd.                                                  3,300                   28,362                   0.0%
     Sumitomo Rubber Industries, Ltd.                                         8,600                  118,861                   0.1%
     Sumitomo Seika Chemicals Co., Ltd.                                       7,000                   42,942                   0.0%
     Sumitomo Warehouse Co., Ltd. (The)                                      11,000                   60,326                   0.0%
#    Sun Frontier Fudousan Co., Ltd.                                          2,200                   24,146                   0.0%
     Sundrug Co., Ltd.                                                        1,200                   57,969                   0.0%
     Suruga Bank, Ltd.                                                        2,000                   41,813                   0.0%

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INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Suzuken Co., Ltd.                                                        4,600     $            123,330                   0.1%
     Suzuki Motor Corp.                                                       9,200                  308,370                   0.1%
#*   SWCC Showa Holdings Co., Ltd.                                           31,000                   28,717                   0.0%
     Sysmex Corp.                                                             2,600                  110,994                   0.1%
     T Hasegawa Co., Ltd.                                                     1,100                   16,894                   0.0%
     T&D Holdings, Inc.                                                      17,600                  226,714                   0.1%
     T-Gaia Corp.                                                             2,200                   21,995                   0.0%
#    Tabuchi Electric Co., Ltd.                                               3,000                   26,332                   0.0%
#    Tachi-S Co., Ltd.                                                        2,000                   25,360                   0.0%
     Tadano, Ltd.                                                             3,000                   44,845                   0.0%
     Taiheiyo Cement Corp.                                                   30,000                  110,069                   0.1%
     Taiho Kogyo Co., Ltd.                                                    1,600                   16,370                   0.0%
     Taikisha, Ltd.                                                           1,100                   24,445                   0.0%
     Taiko Pharmaceutical Co., Ltd.                                           1,500                   27,083                   0.0%
     Taisei Corp.                                                             8,000                   44,488                   0.0%
     Taisei Lamick Co., Ltd.                                                    200                    4,889                   0.0%
     Taiyo Holdings Co., Ltd.                                                 1,300                   42,365                   0.0%
#    Taiyo Nippon Sanso Corp.                                                 8,000                   72,025                   0.0%
     Taiyo Yuden Co., Ltd.                                                    7,500                   77,097                   0.0%
     Takagi Securities Co., Ltd.                                              9,000                   20,846                   0.0%
     Takara Standard Co., Ltd.                                                6,000                   48,999                   0.0%
     Takasago International Corp.                                             8,000                   38,285                   0.0%
     Takasago Thermal Engineering Co., Ltd.                                   3,900                   50,334                   0.0%
     Takashimaya Co., Ltd.                                                   16,000                  136,297                   0.1%
#    Takata Corp.                                                             1,500                   19,602                   0.0%
     Take And Give Needs Co., Ltd.                                              700                    7,374                   0.0%
     Takeda Pharmaceutical Co., Ltd.                                          3,500                  151,719                   0.1%
#    Takeei Corp.                                                             1,700                   16,106                   0.0%
     Takeuchi Manufacturing Co., Ltd.                                         1,100                   46,238                   0.0%
#    Takisawa Machine Tool Co., Ltd.                                          7,000                   13,725                   0.0%
#    Takuma Co., Ltd.                                                         5,000                   31,923                   0.0%
#    Tamron Co., Ltd.                                                         1,800                   35,631                   0.0%
#    Tatsuta Electric Wire and Cable Co., Ltd.                                2,100                   10,619                   0.0%
     Tayca Corp.                                                              4,000                   15,911                   0.0%
     TBK Co., Ltd.                                                            3,000                   18,236                   0.0%
     TDK Corp.                                                                3,200                  181,639                   0.1%
     Teijin, Ltd.                                                            56,000                  136,909                   0.1%
     Teikoku Electric Manufacturing Co., Ltd.                                 2,000                   22,615                   0.0%
     Terumo Corp.                                                             4,000                   99,994                   0.1%
     THK Co., Ltd.                                                            2,800                   70,428                   0.0%
     Toa Corp.                                                               20,000                   36,765                   0.0%
     Toa Oil Co., Ltd.                                                       10,000                   14,154                   0.0%
     Toagosei Co., Ltd.                                                       9,000                   39,334                   0.0%
#*   Tobishima Corp.                                                         14,400                   39,403                   0.0%
#    Tobu Railway Co., Ltd.                                                  12,000                   60,704                   0.0%
     TOC Co., Ltd.                                                            2,400                   17,511                   0.0%
     Tocalo Co., Ltd.                                                           900                   16,977                   0.0%
     Tochigi Bank, Ltd. (The)                                                 8,000                   32,519                   0.0%
     Toda Corp.                                                               6,000                   26,532                   0.0%
#*   Toda Kogyo Corp.                                                         8,000                   29,349                   0.0%
     Toei Co., Ltd.                                                           4,000                   21,106                   0.0%
     Toho Bank, Ltd. (The)                                                   18,000                   66,202                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Toho Co., Ltd.(6895211)                                                  3,000     $             11,343                   0.0%
#    Toho Co., Ltd.(6895200)                                                  1,600                   36,700                   0.0%
     Toho Gas Co., Ltd.                                                      11,000                   59,493                   0.0%
     Toho Holdings Co., Ltd.                                                  2,800                   36,631                   0.0%
#*   Toho Titanium Co., Ltd.                                                  3,200                   20,443                   0.0%
     Toho Zinc Co., Ltd.                                                     10,000                   34,249                   0.0%
     Tohoku Electric Power Co., Inc.                                          5,700                   71,240                   0.0%
     Tokai Carbon Co., Ltd.                                                  12,000                   31,303                   0.0%
     Tokai Corp/Gifu                                                            400                   12,035                   0.0%
     TOKAI Holdings Corp.                                                     7,000                   34,099                   0.0%
     Tokai Rika Co., Ltd.                                                     2,900                   55,234                   0.0%
     Token Corp.                                                                510                   23,092                   0.0%
     Tokio Marine Holdings, Inc.                                              8,000                  256,545                   0.1%
     Tokushu Tokai Paper Co., Ltd.                                            6,000                   13,974                   0.0%
     Tokuyama Corp.                                                          24,000                   70,155                   0.0%
     Tokyo Dome Corp.                                                        12,000                   51,122                   0.0%
*    Tokyo Electric Power Co., Inc.                                          17,400                   62,739                   0.0%
     Tokyo Electron, Ltd.                                                     2,400                  153,875                   0.1%
     Tokyo Energy & Systems, Inc.                                             2,000                   14,075                   0.0%
     Tokyo Gas Co., Ltd.                                                     16,000                   92,229                   0.1%
#    Tokyo Keiki, Inc.                                                       10,000                   24,820                   0.0%
*    Tokyo Rope Manufacturing Co., Ltd.                                       5,000                    7,772                   0.0%
     Tokyo Seimitsu Co., Ltd.                                                 2,200                   35,799                   0.0%
#    Tokyo Steel Manufacturing Co., Ltd.                                      5,500                   29,504                   0.0%
     Tokyo Tatemono Co., Ltd.                                                 8,000                   69,835                   0.0%
     Tokyo Tekko Co., Ltd.                                                    5,000                   22,986                   0.0%
     Tokyo Theatres Co., Inc.                                                 8,000                   10,613                   0.0%
*    Tokyo TY Financial Group, Inc.                                           1,622                   51,913                   0.0%
#    Tokyu Construction Co., Ltd.                                             2,740                   13,352                   0.0%
     Tokyu Corp.                                                             14,000                   92,440                   0.1%
     Tokyu Fudosan Holdings Corp.                                            10,043                   71,379                   0.0%
     Tomoe Engineering Co., Ltd.                                                900                   14,171                   0.0%
     Tomoku Co., Ltd.                                                         2,000                    5,201                   0.0%
     TOMONY Holdings, Inc.                                                   11,000                   49,073                   0.0%
#    Tomy Co., Ltd.                                                           4,900                   25,348                   0.0%
     Tonami Holdings Co., Ltd.                                                1,000                    2,134                   0.0%
     TonenGeneral Sekiyu K.K.                                                 4,000                   34,912                   0.0%
     Topcon Corp.                                                             2,700                   63,396                   0.0%
     Toppan Forms Co., Ltd.                                                   5,300                   49,987                   0.0%
     Toppan Printing Co., Ltd.                                               11,000                   74,847                   0.0%
     Topre Corp.                                                              2,300                   32,569                   0.0%
     Topy Industries, Ltd.                                                   19,000                   36,734                   0.0%
     Toray Industries, Inc.                                                  16,000                  107,415                   0.1%
     Toridoll.corp                                                            1,100                   12,587                   0.0%
#    Torishima Pump Manufacturing Co., Ltd.                                   2,900                   21,989                   0.0%
#    Tosei Corp.                                                              2,900                   19,545                   0.0%
     Toshiba Corp.                                                           45,000                  198,725                   0.1%
     Toshiba Machine Co., Ltd.                                                6,000                   23,844                   0.0%
     Toshiba Plant Systems & Services Corp.                                   2,700                   45,193                   0.0%
     Toshiba TEC Corp.                                                       11,000                   77,625                   0.0%
     Tosho Co., Ltd.                                                            900                   19,096                   0.0%
     Tosoh Corp.                                                             45,000                  195,686                   0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
     Totetsu Kogyo Co., Ltd.                                                  1,700     $             38,510                   0.0%
     TOTO, Ltd.                                                               5,000                   56,419                   0.0%
     Towa Bank, Ltd. (The)                                                   30,000                   26,841                   0.0%
     Towa Corp.                                                               4,100                   23,671                   0.0%
#    Towa Pharmaceutical Co., Ltd.                                              700                   30,905                   0.0%
     Toyo Construction Co., Ltd.                                              6,900                   32,500                   0.0%
     Toyo Engineering Corp.                                                   4,000                   20,486                   0.0%
     Toyo Ink SC Holdings Co., Ltd.                                           5,000                   23,062                   0.0%
#    Toyo Kanetsu K.K.                                                        8,000                   18,712                   0.0%
     Toyo Securities Co., Ltd.                                                7,000                   19,941                   0.0%
     Toyo Seikan Group Holdings, Ltd.                                         8,900                  107,927                   0.1%
     Toyo Suisan Kaisha, Ltd.                                                 3,000                  103,609                   0.1%
     Toyo Tanso Co., Ltd.                                                     1,400                   25,928                   0.0%
     Toyo Tire & Rubber Co., Ltd.                                             5,400                   89,080                   0.0%
     Toyobo Co., Ltd.                                                        54,000                   77,727                   0.0%
     Toyoda Gosei Co., Ltd.                                                   5,900                  113,350                   0.1%
#    Toyota Boshoku Corp.                                                     5,600                   63,597                   0.0%
     Toyota Tsusho Corp.                                                     11,600                  292,495                   0.1%
#    TPR Co., Ltd.                                                            1,400                   33,188                   0.0%
     Trancom Co., Ltd.                                                          300                   12,537                   0.0%
     Transcosmos, Inc.                                                          500                    9,350                   0.0%
     Trend Micro, Inc.                                                        1,000                   33,696                   0.0%
     Trusco Nakayama Corp.                                                    1,000                   26,820                   0.0%
     TS Tech Co., Ltd.                                                        4,300                  105,688                   0.1%
     Tsubakimoto Chain Co.                                                   11,000                   86,771                   0.0%
#    Tsukada Global Holdings, Inc.                                            1,700                   13,832                   0.0%
#    Tsukishima Kikai Co., Ltd.                                               1,000                   11,224                   0.0%
     Tsukuba Bank, Ltd.                                                       6,800                   23,305                   0.0%
     Tsukui Corp.                                                             2,800                   27,071                   0.0%
#    Tsumura & Co.                                                            2,900                   64,890                   0.0%
     Tsuruha Holdings, Inc.                                                   1,100                   64,945                   0.0%
     Tsurumi Manufacturing Co., Ltd.                                            800                   13,255                   0.0%
#    UACJ Corp.                                                              14,000                   51,578                   0.0%
#    Ube Industries, Ltd.                                                    59,000                   91,351                   0.1%
     Uchida Yoko Co., Ltd.                                                    7,000                   22,412                   0.0%
     UKC Holdings Corp.                                                         300                    4,881                   0.0%
#*   Ulvac, Inc.                                                              2,900                   36,112                   0.0%
     Unicharm Corp.                                                           1,800                   41,856                   0.0%
     Uniden Corp.                                                            10,000                   20,660                   0.0%
     Union Tool Co.                                                           1,200                   30,957                   0.0%
     Unipres Corp.                                                            3,300                   65,669                   0.0%
     United Arrows, Ltd.                                                        800                   29,980                   0.0%
*    Unitika, Ltd.                                                           22,000                    9,752                   0.0%
#    UNY Group Holdings Co., Ltd.                                            11,100                   58,846                   0.0%
#*   Usen Corp.                                                               6,500                   20,428                   0.0%
     Ushio, Inc.                                                              8,000                   83,958                   0.0%
     USS Co., Ltd.                                                            3,500                   55,083                   0.0%
     UT Holdings Co., Ltd.                                                    2,700                   12,777                   0.0%
     Valor Co., Ltd.                                                          3,400                   55,113                   0.0%
     Vital KSK Holdings, Inc.                                                 1,900                   16,204                   0.0%
#    VT Holdings Co., Ltd.                                                    7,500                   29,619                   0.0%
     Wacoal Holdings Corp.                                                    4,000                   41,655                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
JAPAN -- (Continued)
#    Wacom Co., Ltd.                                                          7,500     $             28,776                   0.0%
     Wakita & Co., Ltd.                                                       3,000                   29,978                   0.0%
     Warabeya Nichiyo Co., Ltd.                                               1,700                   29,810                   0.0%
     Weathernews, Inc.                                                          900                   24,595                   0.0%
#    Welcia Holdings Co., Ltd.                                                1,800                   60,133                   0.0%
     West Japan Railway Co.                                                   2,200                  104,864                   0.1%
     Wowow, Inc.                                                                500                   21,391                   0.0%
     Xebio Co., Ltd.                                                          1,600                   25,038                   0.0%
     Yahagi Construction Co., Ltd.                                            2,300                   17,413                   0.0%
     Yahoo Japan Corp.                                                       11,800                   42,511                   0.0%
#    Yakult Honsha Co., Ltd.                                                    800                   44,303                   0.0%
#    Yamada Denki Co., Ltd.                                                  48,800                  156,434                   0.1%
#    Yamagata Bank, Ltd. (The)                                                7,000                   33,146                   0.0%
     Yamaguchi Financial Group, Inc.                                         12,000                  114,611                   0.1%
     Yamaha Motor Co., Ltd.                                                   5,200                   98,372                   0.1%
#    Yamaichi Electronics Co., Ltd.                                           3,000                   23,207                   0.0%
     Yamanashi Chuo Bank, Ltd. (The)                                          7,000                   31,661                   0.0%
     Yamatane Corp.                                                          14,000                   21,619                   0.0%
     Yamato Holdings Co., Ltd.                                                3,800                   81,252                   0.0%
     Yamato Kogyo Co., Ltd.                                                   2,400                   77,748                   0.0%
#    Yamazaki Baking Co., Ltd.                                                8,000                   98,901                   0.1%
     Yamazen Corp.                                                              800                    6,230                   0.0%
     Yaoko Co., Ltd.                                                            700                   43,002                   0.0%
#    Yaskawa Electric Corp.                                                   5,800                   75,181                   0.0%
     Yellow Hat, Ltd.                                                           800                   17,124                   0.0%
     Yokogawa Bridge Holdings Corp.                                           2,800                   35,997                   0.0%
     Yokogawa Electric Corp.                                                  6,900                   95,999                   0.1%
     Yokohama Reito Co., Ltd.                                                 3,400                   25,210                   0.0%
     Yokohama Rubber Co., Ltd. (The)                                         19,000                  172,473                   0.1%
     Yondoshi Holdings, Inc.                                                  1,300                   23,413                   0.0%
     Yorozu Corp.                                                               800                   13,766                   0.0%
     Yuasa Trading Co., Ltd.                                                  1,500                   28,294                   0.0%
#    Yumeshin Holdings Co., Ltd.                                              2,600                   18,442                   0.0%
     Yurtec Corp.                                                             4,000                   22,244                   0.0%
     Yushiro Chemical Industry Co., Ltd.                                        300                    3,780                   0.0%
     Zenrin Co., Ltd.                                                         2,300                   28,275                   0.0%
#    Zensho Holdings Co., Ltd.                                                8,100                   73,526                   0.0%
     Zeon Corp.                                                              10,000                   92,563                   0.1%
     ZERIA Pharmaceutical Co., Ltd.                                             900                   18,063                   0.0%
#    Zojirushi Corp.                                                          4,000                   25,023                   0.0%
                                                                                        --------------------    ------------------
TOTAL JAPAN                                                                                       65,324,693                  21.3%
                                                                                        --------------------    ------------------
NETHERLANDS -- (2.4%)
     Aalberts Industries NV                                                   7,381                  196,746                   0.1%
     Accell Group                                                               812                   12,955                   0.0%
     Aegon NV                                                                40,970                  333,924                   0.1%
#    Akzo Nobel NV                                                           10,601                  706,944                   0.2%
*    AMG Advanced Metallurgical Group NV                                      3,771                   31,142                   0.0%
     Amsterdam Commodities NV                                                 1,321                   29,686                   0.0%
#*   APERAM                                                                   3,785                  108,902                   0.0%
     Arcadis NV                                                               4,542                  139,726                   0.1%
     ASM International NV                                                     3,538                  141,777                   0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
NETHERLANDS -- (Continued)
#    ASML Holding NV                                                          1,345     $            134,059                   0.0%
     BE Semiconductor Industries NV                                           1,154                   21,981                   0.0%
     Beter Bed Holding NV                                                       103                    2,121                   0.0%
     BinckBank NV                                                             2,499                   24,767                   0.0%
     Brunel International NV                                                  1,683                   37,829                   0.0%
     Corbion NV                                                               2,440                   39,448                   0.0%
     Delta Lloyd NV                                                          15,088                  343,904                   0.1%
     Exact Holding NV                                                           439                   17,290                   0.0%
#    Fugro NV                                                                 3,353                   46,231                   0.0%
#    Gemalto NV                                                               1,921                  146,931                   0.1%
*    Grontmij                                                                 1,448                    6,674                   0.0%
#    Heijmans NV                                                              1,782                   24,256                   0.0%
     Hunter Douglas NV                                                           40                    1,658                   0.0%
*    ING Groep NV                                                            52,366                  749,900                   0.3%
#*   ING Groep NV Sponsored ADR                                                 924                   13,232                   0.0%
     KAS Bank NV                                                              1,078                   13,037                   0.0%
     Kendrion NV                                                                532                   14,852                   0.0%
     Koninklijke Ahold NV                                                    38,794                  649,746                   0.2%
#    Koninklijke BAM Groep NV                                                14,578                   34,959                   0.0%
     Koninklijke Boskalis Westminster NV                                      7,476                  398,847                   0.1%
     Koninklijke KPN NV                                                     127,849                  420,845                   0.1%
     Koninklijke Philips NV                                                  20,794                  580,984                   0.2%
#    Koninklijke Ten Cate NV                                                  1,053                   23,750                   0.0%
     Koninklijke Vopak NV                                                     3,554                  178,231                   0.1%
     Koninklijke Wessanen NV                                                  4,388                   28,059                   0.0%
     Nutreco NV                                                               4,688                  234,810                   0.1%
#*   Ordina NV                                                                9,133                   14,987                   0.0%
     Randstad Holding NV                                                      2,790                  123,154                   0.0%
     Reed Elsevier NV                                                        13,091                  301,554                   0.1%
     Reed Elsevier NV Sponsored ADR                                             469                   21,579                   0.0%
#*   Royal Imtech NV                                                          2,598                   14,236                   0.0%
#*   SBM Offshore NV                                                         11,693                  146,361                   0.1%
     Sligro Food Group NV                                                     1,482                   54,716                   0.0%
*    Telegraaf Media Groep NV                                                   752                    5,863                   0.0%
     TKH Group NV                                                             2,913                   88,261                   0.0%
*    TomTom NV                                                                5,912                   42,946                   0.0%
     Unilever NV                                                             14,434                  559,029                   0.2%
     USG People NV                                                            3,557                   35,683                   0.0%
     Wolters Kluwer NV                                                       17,707                  472,754                   0.2%
     Ziggo NV                                                                 3,202                  156,476                   0.1%
                                                                                        --------------------    ------------------
TOTAL NETHERLANDS                                                                                  7,927,802                   2.6%
                                                                                        --------------------    ------------------
NEW ZEALAND -- (0.3%)
     Air New Zealand, Ltd.                                                   29,590                   46,843                   0.0%
     Auckland International Airport, Ltd.                                    36,146                  109,275                   0.1%
*    Bathurst Resources, Ltd.                                                 9,581                      262                   0.0%
     Chorus, Ltd.                                                            10,816                   17,943                   0.0%
#    Contact Energy, Ltd.                                                    19,608                   95,122                   0.0%
     Fisher & Paykel Healthcare Corp., Ltd.                                  21,594                   94,366                   0.0%
     Fletcher Building, Ltd.                                                 18,348                  123,756                   0.1%
#    Freightways, Ltd.                                                        6,046                   27,000                   0.0%
     Infratil, Ltd.                                                          11,288                   25,373                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
NEW ZEALAND -- (Continued)
     Kathmandu Holdings, Ltd.                                                 8,507     $             21,051                   0.0%
#    Mainfreight, Ltd.                                                        3,224                   40,049                   0.0%
     Nuplex Industries, Ltd.                                                  6,692                   16,511                   0.0%
     Port of Tauranga, Ltd.                                                   2,489                   31,811                   0.0%
     Ryman Healthcare, Ltd.                                                   8,129                   48,129                   0.0%
     Sky Network Television, Ltd.                                            10,622                   52,742                   0.0%
     Spark New Zealand, Ltd.                                                 49,333                  121,744                   0.1%
     Tower, Ltd.                                                              2,423                    3,734                   0.0%
#    TrustPower, Ltd.                                                           712                    4,167                   0.0%
     Vector, Ltd.                                                             6,867                   14,677                   0.0%
#    Warehouse Group, Ltd. (The)                                              9,073                   21,977                   0.0%
*    Xero, Ltd.                                                                 584                    7,244                   0.0%
                                                                                        --------------------    ------------------
TOTAL NEW ZEALAND                                                                                    923,776                   0.3%
                                                                                        --------------------    ------------------
NORWAY -- (1.0%)
     ABG Sundal Collier Holding ASA                                           5,144                    3,775                   0.0%
#    Akastor ASA                                                              6,440                   22,182                   0.0%
     Aker ASA Class A                                                         1,487                   36,271                   0.0%
*    Aker Solutions ASA                                                       6,440                   41,724                   0.0%
     American Shipping ASA                                                    2,375                   15,499                   0.0%
*    Archer, Ltd.                                                            17,369                   16,740                   0.0%
     Atea ASA                                                                 4,386                   47,954                   0.0%
     Austevoll Seafood ASA                                                    6,887                   44,785                   0.0%
     Bakkafrost P/F                                                             910                   22,251                   0.0%
     Bonheur ASA                                                                235                    2,942                   0.0%
     BW Offshore, Ltd.                                                       21,859                   26,837                   0.0%
*    Det Norske Oljeselskap ASA                                               3,904                   25,269                   0.0%
     DNB ASA                                                                 18,280                  335,845                   0.1%
*    DNO ASA                                                                 10,543                   25,543                   0.0%
*    DOF ASA                                                                    435                    1,269                   0.0%
     Ekornes ASA                                                              1,061                   11,326                   0.0%
     Eltek ASA                                                                1,341                    1,947                   0.0%
     Fred Olsen Energy ASA                                                      500                    5,336                   0.0%
#*   Frontline, Ltd.                                                          1,584                    2,239                   0.0%
#    Gjensidige Forsikring ASA                                                2,230                   40,507                   0.0%
#    Golden Ocean Group, Ltd.                                                10,261                   12,489                   0.0%
*    Grieg Seafood ASA                                                        2,851                   12,146                   0.0%
     Hexagon Composites ASA                                                   3,890                   16,188                   0.0%
*    Hoegh LNG Holdings, Ltd.                                                 2,182                   28,145                   0.0%
*    Hurtigruten ASA                                                         15,636                   15,903                   0.0%
*    Kongsberg Automotive ASA                                                36,555                   34,978                   0.0%
#    Kvaerner ASA                                                             9,715                   12,807                   0.0%
     Leroey Seafood Group ASA                                                 1,710                   64,688                   0.0%
     Marine Harvest ASA                                                       5,684                   80,501                   0.1%
#*   Nordic Semiconductor ASA                                                 4,191                   23,610                   0.0%
     Norsk Hydro ASA                                                         32,790                  183,589                   0.1%
*    Norske Skogindustrier ASA                                               31,267                   16,667                   0.0%
#*   Norwegian Air Shuttle ASA                                                1,413                   45,623                   0.0%
*    Odfjell SE Class A                                                         203                      795                   0.0%
     Opera Software ASA                                                       2,842                   35,590                   0.0%
     Orkla ASA                                                                7,127                   54,493                   0.0%
*    Panoro Energy ASA                                                       42,038                   16,087                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
NORWAY -- (Continued)
#    Petroleum Geo-Services ASA                                              20,838     $            103,498                   0.1%
     Prosafe SE                                                              16,952                   77,556                   0.0%
#*   REC Silicon ASA                                                        168,860                   67,509                   0.0%
*    REC Solar ASA                                                            1,763                   23,574                   0.0%
     Salmar ASA                                                               2,265                   40,808                   0.0%
     Schibsted ASA                                                              623                   32,951                   0.0%
#    Seadrill, Ltd.                                                           8,487                  195,201                   0.1%
     Solstad Offshore ASA                                                       578                    7,029                   0.0%
     SpareBank 1 SR Bank ASA                                                  7,616                   65,514                   0.0%
     Statoil ASA                                                             27,549                  630,471                   0.2%
     Statoil ASA Sponsored ADR                                                5,402                  123,976                   0.1%
     Stolt-Nielsen, Ltd.                                                        714                   12,865                   0.0%
*    Storebrand ASA                                                          27,985                  143,490                   0.1%
     Subsea 7 SA                                                              7,181                   77,278                   0.0%
     Telenor ASA                                                              4,692                  105,507                   0.1%
#    TGS Nopec Geophysical Co. ASA                                            1,792                   41,803                   0.0%
     Tomra Systems ASA                                                        6,595                   49,405                   0.0%
     Veidekke ASA                                                             5,525                   53,662                   0.0%
     Wilh Wilhelmsen ASA                                                      4,709                   34,282                   0.0%
     Wilh Wilhelmsen Holding ASA Class A                                        415                   11,057                   0.0%
     Yara International ASA                                                   4,221                  193,834                   0.1%
                                                                                        --------------------    ------------------
TOTAL NORWAY                                                                                       3,475,810                   1.1%
                                                                                        --------------------    ------------------
PORTUGAL -- (0.3%)
     Altri SGPS SA                                                            9,400                   26,283                   0.0%
#*   Banco BPI SA                                                            21,855                   42,807                   0.0%
#*   Banco Comercial Portugues SA                                         1,712,517                  193,560                   0.1%
*    Banco Espirito Santo SA                                                114,362                       --                   0.0%
     EDP - Energias de Portugal SA                                           38,500                  165,678                   0.1%
     EDP Renovaveis SA                                                       14,095                   91,641                   0.1%
     Galp Energia SGPS SA                                                     5,799                   84,077                   0.0%
     Jeronimo Martins SGPS SA                                                 7,414                   64,884                   0.0%
     Mota-Engil SGPS SA                                                       5,517                   28,950                   0.0%
     NOS SGPS                                                                 9,956                   57,116                   0.0%
     Portucel SA                                                             15,023                   55,913                   0.0%
#    Portugal Telecom SGPS SA                                                 8,905                   14,586                   0.0%
     REN - Redes Energeticas Nacionais SGPS SA                               17,419                   53,993                   0.0%
     Semapa-Sociedade de Investimento e Gestao                                4,683                   56,668                   0.0%
     Sonae SGPS SA                                                           60,199                   80,741                   0.0%
     Teixeira Duarte SA                                                      12,108                   11,955                   0.0%
                                                                                        --------------------    ------------------
TOTAL PORTUGAL                                                                                     1,028,852                   0.3%
                                                                                        --------------------    ------------------
SINGAPORE -- (1.5%)
#*   Ausgroup, Ltd.                                                          14,000                    3,852                   0.0%
*    Biosensors International Group, Ltd.                                    67,000                   32,586                   0.0%
     Boustead Singapore, Ltd.                                                 9,000                   12,876                   0.0%
     Breadtalk Group, Ltd.                                                   12,000                   12,292                   0.0%
     Bukit Sembawang Estates, Ltd.                                            5,000                   20,670                   0.0%
     CapitaLand, Ltd.                                                        57,000                  140,728                   0.1%
     China Merchants Holdings Pacific, Ltd.                                  15,000                   10,522                   0.0%
     Chip Eng Seng Corp., Ltd.                                               30,000                   20,542                   0.0%
     City Developments, Ltd.                                                  7,000                   51,519                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SINGAPORE -- (Continued)
     Cityspring Infrastructure Trust                                         25,000     $              9,935                   0.0%
     ComfortDelGro Corp., Ltd.                                               44,000                   90,464                   0.1%
     Cosco Corp. Singapore, Ltd.                                             57,000                   26,423                   0.0%
     CSE Global, Ltd.                                                        44,000                   23,117                   0.0%
     CWT, Ltd.                                                               22,000                   27,672                   0.0%
     DBS Group Holdings, Ltd.                                                30,911                  444,668                   0.2%
#*   Del Monte Pacific, Ltd.                                                 36,000                   15,418                   0.0%
#    Ezion Holdings, Ltd.                                                    59,040                   69,525                   0.0%
     Ezra Holdings, Ltd.                                                     63,000                   40,031                   0.0%
     Falcon Energy Group, Ltd.                                               77,000                   17,998                   0.0%
     First Resources, Ltd.                                                   30,000                   48,602                   0.0%
     Fragrance Group, Ltd.                                                   64,000                   10,699                   0.0%
#*   Gallant Venture, Ltd.                                                   52,000                    9,915                   0.0%
     Global Logistic Properties, Ltd.                                        40,000                   85,719                   0.1%
     Global Premium Hotels, Ltd.                                              5,120                    1,393                   0.0%
     GMG Global, Ltd.                                                       163,000                    7,888                   0.0%
     Golden Agri-Resources, Ltd.                                            163,000                   66,056                   0.0%
     Great Eastern Holdings, Ltd.                                             1,000                   18,679                   0.0%
#    GuocoLand, Ltd.                                                          5,000                    7,425                   0.0%
     GuocoLeisure, Ltd.                                                      45,000                   32,254                   0.0%
     Ho Bee Land, Ltd.                                                       11,000                   17,068                   0.0%
     Hong Fok Corp., Ltd.                                                    23,000                   15,936                   0.0%
     Hongkong Land Holdings, Ltd.                                            10,000                   69,739                   0.0%
     Hutchison Port Holdings Trust                                          123,000                   83,051                   0.1%
#    Hyflux, Ltd.                                                            43,000                   33,833                   0.0%
     Indofood Agri Resources, Ltd.                                           50,000                   32,532                   0.0%
     Jardine Cycle & Carriage, Ltd.                                           2,000                   62,169                   0.0%
     k1 Ventures, Ltd.                                                       82,000                   13,092                   0.0%
     Keppel Corp., Ltd.                                                      17,000                  124,665                   0.1%
     Keppel Infrastructure Trust                                             17,000                   13,900                   0.0%
     Keppel Land, Ltd.                                                       17,000                   44,236                   0.0%
     Lian Beng Group, Ltd.                                                   48,000                   25,797                   0.0%
#*   Linc Energy, Ltd.                                                       16,858                   13,604                   0.0%
     M1, Ltd.                                                                15,000                   40,746                   0.0%
     Midas Holdings, Ltd.                                                   112,000                   28,351                   0.0%
#    Nam Cheong, Ltd.                                                       118,000                   36,297                   0.0%
#*   Neptune Orient Lines, Ltd.                                              63,000                   40,981                   0.0%
     Noble Group, Ltd.                                                      108,000                  100,533                   0.1%
     OSIM International, Ltd.                                                16,000                   23,178                   0.0%
#    Otto Marine, Ltd.                                                      450,000                   19,294                   0.0%
     OUE, Ltd.                                                               14,000                   23,016                   0.0%
     Oversea-Chinese Banking Corp., Ltd.                                     75,930                  584,897                   0.2%
     Oxley Holdings, Ltd.                                                    35,000                   14,864                   0.0%
     Petra Foods, Ltd.                                                        4,000                   11,856                   0.0%
     Raffles Education Corp., Ltd.                                           19,000                    5,037                   0.0%
     SATS, Ltd.                                                              28,000                   67,574                   0.0%
     SembCorp Industries, Ltd.                                               29,000                  109,710                   0.1%
#    SembCorp Marine, Ltd.                                                   20,000                   56,661                   0.0%
     Sheng Siong Group, Ltd.                                                 39,000                   20,341                   0.0%
     Sinarmas Land, Ltd.                                                    116,000                   55,110                   0.0%
     Singapore Airlines, Ltd.                                                16,000                  123,306                   0.1%
     Singapore Exchange, Ltd.                                                13,000                   70,846                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SINGAPORE -- (Continued)
     Singapore Post, Ltd.                                                    52,000     $             79,813                   0.0%
#    Singapore Press Holdings, Ltd.                                          17,000                   56,663                   0.0%
     Singapore Telecommunications, Ltd.                                      90,000                  264,895                   0.1%
#*   Sino Grandness Food Industry Group, Ltd.                                46,000                   15,401                   0.0%
     SMRT Corp., Ltd.                                                        32,000                   37,131                   0.0%
     Stamford Land Corp., Ltd.                                               35,000                   15,125                   0.0%
     StarHub, Ltd.                                                           13,000                   41,786                   0.0%
     Sunningdale Tech, Ltd.                                                 133,000                   20,518                   0.0%
*    SunVic Chemical Holdings, Ltd.                                          63,000                   28,448                   0.0%
#    Super Group, Ltd.                                                       34,000                   31,291                   0.0%
     Swiber Holdings, Ltd.                                                   32,000                    9,823                   0.0%
     Tat Hong Holdings, Ltd.                                                  5,000                    3,057                   0.0%
     Tuan Sing Holdings, Ltd.                                               103,000                   34,941                   0.0%
     UMS Holdings, Ltd.                                                      22,000                    8,653                   0.0%
     United Engineers, Ltd.                                                  23,000                   51,406                   0.0%
#    United Envirotech, Ltd.                                                 35,000                   39,952                   0.0%
     United Industrial Corp., Ltd.                                            7,000                   18,212                   0.0%
     United Overseas Bank, Ltd.                                              13,333                  238,870                   0.1%
     UOB-Kay Hian Holdings, Ltd.                                              4,000                    4,764                   0.0%
     UOL Group, Ltd.                                                         30,451                  152,948                   0.1%
*    Vard Holdings, Ltd.                                                     23,000                   12,299                   0.0%
     Venture Corp., Ltd.                                                     21,000                  126,491                   0.1%
     Vibrant Group, Ltd.                                                    303,000                   25,036                   0.0%
     Wee Hur Holdings, Ltd.                                                  81,000                   23,611                   0.0%
     Wilmar International, Ltd.                                              32,000                   79,766                   0.0%
     Wing Tai Holdings, Ltd.                                                 36,000                   50,160                   0.0%
     Yongnam Holdings, Ltd.                                                 106,000                   19,010                   0.0%
                                                                                        --------------------    ------------------
TOTAL SINGAPORE                                                                                    4,831,758                   1.6%
                                                                                        --------------------    ------------------
SPAIN -- (3.1%)
     Abengoa SA                                                               3,849                   17,059                   0.0%
#    Abengoa SA Class B                                                      26,380                  111,498                   0.0%
     Abertis Infraestructuras SA                                              6,823                  142,275                   0.1%
*    Acciona SA                                                               2,550                  178,216                   0.1%
     Acerinox SA                                                              6,127                   91,170                   0.0%
     ACS Actividades de Construccion y Servicios SA                           3,556                  131,997                   0.1%
     Adveo Group International SA                                                62                    1,127                   0.0%
*    Almirall SA                                                              1,484                   24,337                   0.0%
     Amadeus IT Holding SA Class A                                            7,716                  283,888                   0.1%
     Atresmedia Corp de Medios de Comunicacion SA                             1,251                   18,358                   0.0%
     Banco Bilbao Vizcaya Argentaria SA                                      52,637                  588,739                   0.2%
     Banco Bilbao Vizcaya Argentaria SA Sponsored ADR                         2,340                   26,119                   0.0%
     Banco de Sabadell SA                                                   198,449                  573,760                   0.2%
     Banco Popular Espanol SA                                                38,182                  219,325                   0.1%
     Banco Santander SA                                                     219,887                1,942,817                   0.6%
*    Bankia SA                                                               88,907                  159,441                   0.1%
     Bankinter SA                                                            38,583                  319,178                   0.1%
     Bolsas y Mercados Espanoles SA                                           3,973                  151,159                   0.1%
     CaixaBank SA                                                            23,524                  128,563                   0.0%
*    Cementos Portland Valderrivas SA                                           950                    5,065                   0.0%
     Cie Automotive SA                                                        3,439                   46,656                   0.0%
     Construcciones y Auxiliar de Ferrocarriles SA                              132                   43,948                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SPAIN -- (Continued)
*    Deoleo SA                                                               24,843     $             11,525                   0.0%
     Distribuidora Internacional de Alimentacion SA                          16,897                  107,360                   0.0%
     Duro Felguera SA                                                         4,050                   18,345                   0.0%
     Ebro Foods SA                                                            3,648                   65,304                   0.0%
     Elecnor SA                                                                 708                    7,897                   0.0%
     Enagas SA                                                                5,827                  195,553                   0.1%
     Ence Energia y Celulosa SA                                               9,648                   20,896                   0.0%
     Faes Farma SA                                                            9,616                   22,338                   0.0%
     Ferrovial SA                                                             4,338                   88,691                   0.0%
#*   Fomento de Construcciones y Contratas SA                                 1,801                   33,133                   0.0%
*    Gamesa Corp. Tecnologica SA                                             18,645                  184,083                   0.1%
     Gas Natural SDG SA                                                       3,929                  113,457                   0.0%
     Grupo Catalana Occidente SA                                              2,370                   71,506                   0.0%
     Iberdrola SA                                                           164,165                1,162,110                   0.4%
     Inditex SA                                                               8,175                  229,988                   0.1%
     Indra Sistemas SA                                                        7,799                   86,159                   0.0%
*    Jazztel P.L.C.                                                          10,492                  167,742                   0.1%
     Mapfre SA                                                               49,450                  169,567                   0.1%
*    Mediaset Espana Comunicacion SA                                         14,442                  181,310                   0.1%
     Melia Hotels International SA                                            3,629                   36,301                   0.0%
*    NH Hotel Group SA                                                        7,114                   32,482                   0.0%
     Obrascon Huarte Lain SA                                                  3,161                   92,413                   0.0%
     Papeles y Cartones de Europa SA                                          3,021                   15,779                   0.0%
*    Promotora de Informaciones SA Class A                                   29,045                    8,215                   0.0%
     Prosegur Cia de Seguridad SA                                            11,949                   70,185                   0.0%
*    Realia Business SA                                                      12,791                   18,652                   0.0%
     Red Electrica Corp. SA                                                   2,202                  192,413                   0.1%
     Repsol SA                                                               15,090                  337,246                   0.1%
*    Sacyr SA                                                                28,441                  124,966                   0.0%
     Tecnicas Reunidas SA                                                     1,556                   76,654                   0.0%
     Telefonica SA                                                           52,801                  794,532                   0.3%
     Telefonica SA Sponsored ADR                                              3,737                   55,980                   0.0%
     Tubacex SA                                                               6,641                   28,242                   0.0%
     Tubos Reunidos SA                                                        7,475                   21,895                   0.0%
     Vidrala SA                                                                 945                   37,544                   0.0%
     Viscofan SA                                                              2,228                  131,008                   0.1%
     Zardoya Otis SA                                                          4,991                   58,190                   0.0%
*    Zeltia SA                                                                7,549                   24,636                   0.0%
                                                                                        --------------------    ------------------
TOTAL SPAIN                                                                                       10,298,992                   3.4%
                                                                                        --------------------    ------------------
SWEDEN -- (2.7%)
     AAK AB                                                                   2,028                  109,994                   0.0%
     Acando AB                                                                  420                      647                   0.0%
     AddTech AB Class B                                                       2,954                   41,871                   0.0%
     AF AB Class B                                                            3,901                   59,119                   0.0%
     Alfa Laval AB                                                            6,129                  126,343                   0.1%
     Assa Abloy AB Class B                                                    3,258                  172,949                   0.1%
     Atrium Ljungberg AB Class B                                                804                   11,250                   0.0%
     Avanza Bank Holding AB                                                   1,201                   38,268                   0.0%
     Axfood AB                                                                1,196                   73,596                   0.0%
#    Axis Communications AB                                                   2,624                   71,731                   0.0%
     B&B Tools AB Class B                                                     1,178                   22,084                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SWEDEN -- (Continued)
     Beijer Alma AB                                                           1,339     $             31,158                   0.0%
     Bilia AB Class A                                                         2,170                   61,599                   0.0%
     BillerudKorsnas AB                                                      11,525                  168,101                   0.1%
     BioGaia AB Class B                                                          95                    2,421                   0.0%
     Boliden AB                                                              19,314                  319,209                   0.1%
     Byggmax Group AB                                                         5,174                   32,109                   0.0%
     Castellum AB                                                             8,630                  132,342                   0.1%
     Clas Ohlson AB Class B                                                   2,311                   39,828                   0.0%
*    Cloetta AB Class B                                                         414                    1,202                   0.0%
     Concentric AB                                                            2,567                   31,410                   0.0%
     Dios Fastigheter AB                                                      2,907                   19,696                   0.0%
     Duni AB                                                                  1,913                   27,275                   0.0%
     Electrolux AB Series B                                                   6,797                  192,591                   0.1%
#    Elekta AB Class B                                                        4,265                   43,737                   0.0%
#*   Eniro AB                                                                 6,256                    6,885                   0.0%
     Fabege AB                                                                7,376                   94,683                   0.0%
     Getinge AB Class B                                                       5,240                  120,222                   0.1%
     Gunnebo AB                                                               3,716                   18,784                   0.0%
     Haldex AB                                                                5,611                   68,863                   0.0%
     Hennes & Mauritz AB Class B                                              8,343                  332,881                   0.1%
     Hexagon AB Class B                                                       2,548                   85,984                   0.0%
     Hexpol AB                                                                1,044                   92,495                   0.0%
     HIQ International AB                                                     2,121                   11,475                   0.0%
     Holmen AB Class B                                                        3,991                  132,092                   0.1%
     Husqvarna AB Class A                                                     3,743                   27,747                   0.0%
     Husqvarna AB Class B                                                    27,736                  207,081                   0.1%
     ICA Gruppen AB                                                           4,929                  197,360                   0.1%
     Industrial & Financial Systems Class B                                     553                   17,220                   0.0%
     Indutrade AB                                                             2,059                   83,146                   0.0%
     Intrum Justitia AB                                                       4,458                  132,767                   0.1%
     JM AB                                                                    5,983                  193,384                   0.1%
*    KappAhl AB                                                               2,817                   15,615                   0.0%
#*   Karolinska Development AB Class B                                        2,570                    4,382                   0.0%
     KNOW IT AB                                                               1,527                   11,164                   0.0%
     Kungsleden AB                                                            8,480                   52,899                   0.0%
     Lagercrantz AB Class B                                                   1,289                   24,435                   0.0%
*    Lindab International AB                                                  5,778                   53,123                   0.0%
     Loomis AB Class B                                                        3,832                  105,568                   0.0%
*    Lundin Petroleum AB                                                      8,618                  121,812                   0.1%
     Meda AB Class A                                                         15,433                  202,112                   0.1%
#*   Medivir AB Class B                                                       2,235                   37,741                   0.0%
     Mekonomen AB                                                             1,039                   21,916                   0.0%
#    Millicom International Cellular SA                                       1,060                   86,512                   0.0%
     Modern Times Group AB Class B                                              823                   25,444                   0.0%
     MQ Holding AB                                                            4,787                   21,797                   0.0%
     Mycronic AB                                                              9,725                   26,412                   0.0%
     NCC AB Class A                                                             374                   11,023                   0.0%
#    NCC AB Class B                                                           5,672                  166,842                   0.1%
     New Wave Group AB Class B                                                4,131                   19,004                   0.0%
     Nibe Industrier AB Class B                                               5,184                  137,605                   0.1%
     Nobia AB                                                                10,817                   87,929                   0.0%
     Nolato AB Class B                                                        2,601                   60,144                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SWEDEN -- (Continued)
     Nordea Bank AB                                                          41,009     $            527,448                   0.2%
     Nordnet AB Class B                                                       5,225                   18,439                   0.0%
     OEM International AB Class B                                               160                    2,078                   0.0%
     Peab AB                                                                 10,535                   71,523                   0.0%
     Proffice AB Class B                                                        638                    1,613                   0.0%
#    Ratos AB Class B                                                        12,164                   81,640                   0.0%
*    Rezidor Hotel Group AB                                                   1,246                    5,441                   0.0%
     Sagax AB Class B                                                           388                    1,929                   0.0%
     Sandvik AB                                                              20,773                  228,194                   0.1%
*    SAS AB                                                                  11,807                   18,171                   0.0%
     Securitas AB Class B                                                    21,227                  234,890                   0.1%
     Skandinaviska Enskilda Banken AB Class A                                19,569                  251,349                   0.1%
     Skanska AB Class B                                                       4,508                   91,893                   0.0%
     SkiStar AB                                                                 194                    2,221                   0.0%
#*   SSAB AB Class A(B17H0S8)                                                15,487                  112,381                   0.1%
*    SSAB AB Class A(BPRBWK4)                                                 2,180                   15,502                   0.0%
*    SSAB AB Class B(B17H3F6)                                                 7,133                   45,683                   0.0%
*    SSAB AB Class B(BPRBWM6)                                                 5,564                   35,997                   0.0%
     Svenska Cellulosa AB Class A                                             1,418                   31,857                   0.0%
     Svenska Cellulosa AB Class B                                            13,013                  291,576                   0.1%
     Svenska Handelsbanken AB Class A                                         6,508                  311,116                   0.1%
     Svenska Handelsbanken AB Class B                                           508                   23,335                   0.0%
     Sweco AB Class B                                                         2,697                   37,568                   0.0%
     Swedbank AB Class A                                                     13,987                  370,665                   0.1%
*    Swedish Orphan Biovitrum AB                                              3,961                   45,303                   0.0%
     Systemair AB                                                               168                    2,225                   0.0%
     Tele2 AB Class B                                                        22,500                  285,876                   0.1%
     TeliaSonera AB                                                          58,358                  404,116                   0.1%
#    Transmode AB                                                               457                    3,396                   0.0%
     Trelleborg AB Class B                                                   15,682                  268,481                   0.1%
     Wallenstam AB Class B                                                    4,684                   70,670                   0.0%
     Wihlborgs Fastigheter AB                                                 1,610                   28,237                   0.0%
                                                                                        --------------------    ------------------
TOTAL SWEDEN                                                                                       8,867,891                   2.9%
                                                                                        --------------------    ------------------
SWITZERLAND -- (4.0%)
     ABB, Ltd.                                                               33,688                  739,070                   0.3%
#    ABB, Ltd. Sponsored ADR                                                  8,786                  192,765                   0.1%
     Actelion, Ltd.                                                           2,042                  243,192                   0.1%
     Adecco SA                                                                3,136                  212,563                   0.1%
#    AFG Arbonia-Forster Holding AG                                             731                   17,843                   0.0%
     Allreal Holding AG                                                         833                  110,262                   0.0%
     Alpiq Holding AG                                                           189                   19,015                   0.0%
     ams AG                                                                   2,878                  103,202                   0.0%
     APG SGA SA                                                                  45                   13,103                   0.0%
     Aryzta AG                                                                5,590                  476,836                   0.2%
     Ascom Holding AG                                                         1,831                   26,876                   0.0%
     Autoneum Holding AG                                                        266                   44,325                   0.0%
     Baloise Holding AG                                                       3,161                  397,922                   0.1%
     Bank Coop AG                                                               318                   14,042                   0.0%
     Banque Cantonale de Geneve                                                  19                    4,197                   0.0%
     Banque Cantonale Vaudoise                                                  196                  104,974                   0.0%
#    Basler Kantonalbank                                                        117                    7,803                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SWITZERLAND -- (Continued)
     Belimo Holding AG                                                           20     $             49,639                   0.0%
     Bell AG                                                                      6                   13,852                   0.0%
     Berner Kantonalbank AG                                                     151                   28,221                   0.0%
     BKW AG                                                                   1,274                   38,332                   0.0%
     Bobst Group SA                                                             987                   42,959                   0.0%
     Bossard Holding AG Class A                                                 388                   39,327                   0.0%
     Bucher Industries AG                                                       742                  188,478                   0.1%
     Burckhardt Compression Holding AG                                           53                   22,707                   0.0%
     Burkhalter Holding AG                                                      390                   33,042                   0.0%
     Calida Holding AG                                                          368                   14,220                   0.0%
     Carlo Gavazzi Holding AG                                                    35                    8,292                   0.0%
     Cham Paper Holding AG                                                        3                      751                   0.0%
*    Charles Voegele Holding AG                                               1,259                   19,182                   0.0%
     Chocoladefabriken Lindt & Sprungli AG                                        1                   59,898                   0.0%
     Cie Financiere Richemont SA                                              6,034                  508,749                   0.2%
     Cie Financiere Tradition SA                                                 83                    3,724                   0.0%
     Clariant AG                                                             31,021                  541,100                   0.2%
     Coltene Holding AG                                                         595                   36,988                   0.0%
     Conzzeta AG                                                                 10                   35,285                   0.0%
     Credit Suisse Group AG                                                   6,386                  170,147                   0.1%
#    Credit Suisse Group AG Sponsored ADR                                    14,093                  375,438                   0.1%
     Daetwyler Holding AG                                                       540                   68,463                   0.0%
     DKSH Holding AG                                                          1,565                  115,715                   0.1%
     EFG International AG                                                     1,818                   18,902                   0.0%
     Emmi AG                                                                    175                   61,855                   0.0%
     EMS-Chemie Holding AG                                                      165                   59,422                   0.0%
#    Energiedienst Holding AG                                                   346                   11,331                   0.0%
     Flughafen Zuerich AG                                                       361                  230,036                   0.1%
     Forbo Holding AG                                                           119                  123,608                   0.1%
#    Galenica AG                                                                293                  250,729                   0.1%
     GAM Holding AG                                                          14,061                  240,132                   0.1%
     Gategroup Holding AG                                                       865                   19,491                   0.0%
     Geberit AG                                                                 761                  259,756                   0.1%
     Georg Fischer AG                                                           304                  175,583                   0.1%
     Givaudan SA                                                                151                  252,166                   0.1%
#    Gurit Holding AG                                                             8                    3,351                   0.0%
     Helvetia Holding AG                                                        520                  247,268                   0.1%
     Huber & Suhner AG                                                        1,081                   53,324                   0.0%
     Implenia AG                                                                665                   35,854                   0.0%
     Inficon Holding AG                                                          65                   20,279                   0.0%
     Interroll Holding AG                                                        28                   15,921                   0.0%
     Intershop Holdings AG                                                      103                   38,014                   0.0%
     Julius Baer Group, Ltd.                                                  5,100                  223,572                   0.1%
     Kaba Holding AG Class B                                                    224                  106,797                   0.0%
     Kardex AG                                                                  529                   23,931                   0.0%
     Komax Holding AG                                                           285                   41,994                   0.0%
     Kudelski SA                                                              2,754                   35,124                   0.0%
     Kuehne + Nagel International AG                                          1,044                  136,065                   0.1%
     Kuoni Reisen Holding AG                                                    144                   39,258                   0.0%
#    LEM Holding SA                                                              41                   30,768                   0.0%
     Liechtensteinische Landesbank AG                                           747                   29,980                   0.0%
#    Logitech International SA                                                4,869                   69,188                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
SWITZERLAND -- (Continued)
     Luzerner Kantonalbank AG                                                   172     $             62,213                   0.0%
     MCH Group AG                                                                97                    6,454                   0.0%
     Metall Zug AG                                                                9                   22,192                   0.0%
#*   Meyer Burger Technology AG                                               3,938                   33,219                   0.0%
     Micronas Semiconductor Holding AG                                        2,725                   18,229                   0.0%
*    Mobilezone Holding AG                                                    1,960                   20,870                   0.0%
     Mobimo Holding AG                                                          555                  109,395                   0.0%
     Nobel Biocare Holding AG                                                 2,543                   45,039                   0.0%
     OC Oerlikon Corp. AG                                                    10,442                  132,123                   0.1%
*    Orascom Development Holding AG                                           1,275                   22,256                   0.0%
     Orior AG                                                                   386                   20,869                   0.0%
     Panalpina Welttransport Holding AG                                         163                   21,115                   0.0%
     Partners Group Holding AG                                                  735                  195,592                   0.1%
     Phoenix Mecano AG                                                           25                   11,301                   0.0%
     Rieter Holding AG                                                          297                   54,848                   0.0%
     Romande Energie Holding SA                                                   3                    3,333                   0.0%
     Schaffner Holding AG                                                        38                   11,000                   0.0%
*    Schmolz + Bickenbach AG                                                 51,419                   62,092                   0.0%
     Schweiter Technologies AG                                                   46                   33,163                   0.0%
     SGS SA                                                                      92                  202,264                   0.1%
     Siegfried Holding AG                                                       395                   60,714                   0.0%
     Sika AG                                                                     52                  185,880                   0.1%
     Sonova Holding AG                                                          291                   45,376                   0.0%
     St Galler Kantonalbank AG                                                   92                   33,274                   0.0%
     Straumann Holding AG                                                       247                   60,813                   0.0%
     Sulzer AG                                                                  896                  102,125                   0.0%
     Swatch Group AG (The)(7184725)                                             361                  171,245                   0.1%
     Swatch Group AG (The)(7184736)                                           1,593                  134,772                   0.1%
     Swiss Life Holding AG                                                    2,135                  489,856                   0.2%
     Swiss Re AG                                                              8,427                  681,414                   0.2%
     Swisscom AG                                                                487                  287,097                   0.1%
*    Swisslog Holding AG                                                     17,615                   24,557                   0.0%
     Swissquote Group Holding SA                                                701                   21,864                   0.0%
     Syngenta AG                                                                977                  302,144                   0.1%
     Tamedia AG                                                                   5                      656                   0.0%
     Temenos Group AG                                                         3,114                  108,720                   0.0%
     U-Blox AG                                                                  460                   62,185                   0.0%
     UBS AG                                                                  36,724                  638,263                   0.2%
     Valiant Holding AG                                                         529                   46,269                   0.0%
     Valora Holding AG                                                          127                   26,305                   0.0%
     Vaudoise Assurances Holding SA Class B                                      62                   27,115                   0.0%
     Vetropack Holding AG                                                         6                   10,244                   0.0%
#    Vontobel Holding AG                                                      1,760                   63,970                   0.0%
     VP Bank AG                                                                 176                   14,595                   0.0%
     Walliser Kantonalbank                                                        1                      755                   0.0%
*    Walter Meier AG                                                             85                    3,403                   0.0%
#    Zehnder Group AG                                                           331                   13,013                   0.0%
     Zug Estates Holding AG                                                      17                   20,609                   0.0%
     Zuger Kantonalbank AG                                                        3                   13,871                   0.0%
     Zurich Insurance Group AG                                                1,985                  600,717                   0.2%
                                                                                        --------------------    ------------------
TOTAL SWITZERLAND                                                                                 13,335,586                   4.3%
                                                                                        --------------------    ------------------

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
UNITED KINGDOM -- (17.6%)
     A.G. BARR P.L.C.                                                         7,131     $             67,371                   0.0%
     Aberdeen Asset Management P.L.C.                                        52,344                  364,033                   0.1%
     Admiral Group P.L.C.                                                     7,883                  168,674                   0.1%
*    Afren P.L.C.                                                            38,660                   47,666                   0.0%
     African Barrick Gold P.L.C.                                              9,996                   32,930                   0.0%
*    Aga Rangemaster Group P.L.C.                                             4,443                   10,390                   0.0%
     Aggreko P.L.C.                                                          12,454                  303,862                   0.1%
     Alent P.L.C.                                                            20,971                  112,599                   0.0%
     AMEC P.L.C.                                                             15,508                  258,582                   0.1%
     Amlin P.L.C.                                                            34,121                  249,033                   0.1%
     Anglo American P.L.C.                                                   48,823                1,030,827                   0.3%
     Anglo Pacific Group P.L.C.                                               3,558                    7,538                   0.0%
     Anite P.L.C.                                                            10,575                   14,776                   0.0%
     Antofagasta P.L.C.                                                      20,734                  233,502                   0.1%
     ARM Holdings P.L.C. Sponsored ADR                                        3,480                  148,631                   0.1%
#    Ashmore Group P.L.C.                                                    28,806                  147,095                   0.1%
     Ashtead Group P.L.C.                                                    24,475                  410,060                   0.1%
     Associated British Foods P.L.C.                                          3,504                  154,638                   0.1%
     Aveva Group P.L.C.                                                         665                   16,317                   0.0%
     Aviva P.L.C.                                                             8,759                   73,262                   0.0%
#    Aviva P.L.C. Sponsored ADR                                              35,448                  590,209                   0.2%
     Avon Rubber P.L.C.                                                       1,058                   11,346                   0.0%
     Balfour Beatty P.L.C.                                                   26,136                   64,571                   0.0%
     Bank of Georgia Holdings P.L.C.                                          2,325                   95,354                   0.0%
#    Barclays P.L.C. Sponsored ADR                                           52,153                  803,156                   0.3%
     Barratt Developments P.L.C.                                             63,220                  424,989                   0.1%
     BBA Aviation P.L.C.                                                     23,863                  135,083                   0.1%
     Beazley P.L.C.                                                          42,983                  180,538                   0.1%
     Bellway P.L.C.                                                           7,872                  220,818                   0.1%
     Berendsen P.L.C.                                                        15,027                  243,333                   0.1%
     Berkeley Group Holdings P.L.C.                                           6,815                  249,233                   0.1%
     BG Group P.L.C.                                                         93,470                1,557,774                   0.5%
     BHP Billiton P.L.C. ADR                                                 17,091                  889,416                   0.3%
     Bloomsbury Publishing P.L.C.                                               364                      934                   0.0%
     Bodycote P.L.C.                                                         14,310                  143,224                   0.1%
     Bovis Homes Group P.L.C.                                                11,775                  159,025                   0.1%
     BP P.L.C. Sponsored ADR                                                 59,212                2,573,354                   0.8%
     Braemar Shipping Services P.L.C.                                           266                    1,999                   0.0%
     Brammer P.L.C.                                                           7,778                   40,410                   0.0%
     Brewin Dolphin Holdings P.L.C.                                          18,380                   83,704                   0.0%
     British Polythene Industries P.L.C.                                      1,323                   13,705                   0.0%
     British Sky Broadcasting Group P.L.C.                                   20,494                  290,446                   0.1%
     Britvic P.L.C.                                                          13,111                  142,949                   0.1%
     BT Group P.L.C.                                                         45,898                  270,584                   0.1%
     BT Group P.L.C. Sponsored ADR                                            1,051                   62,009                   0.0%
*    BTG P.L.C.                                                               9,457                  114,314                   0.0%
     Bunzl P.L.C.                                                            10,699                  290,536                   0.1%
     Burberry Group P.L.C.                                                    8,955                  220,056                   0.1%
     Cable & Wireless Communications P.L.C.                                 216,444                  167,262                   0.1%
     Cape P.L.C.                                                             10,925                   47,262                   0.0%
     Capita P.L.C.                                                           12,693                  223,167                   0.1%
     Carillion P.L.C.                                                        25,018                  133,286                   0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
UNITED KINGDOM -- (Continued)
     Carnival P.L.C. ADR                                                      4,741     $            188,881                   0.1%
     Catlin Group, Ltd.                                                      30,564                  262,569                   0.1%
     Centamin P.L.C.                                                         90,131                   73,805                   0.0%
     Centrica P.L.C.                                                        144,274                  699,725                   0.2%
     Chesnara P.L.C.                                                          4,234                   23,321                   0.0%
     Chime Communications P.L.C.                                              3,364                   14,929                   0.0%
     Cineworld Group P.L.C.                                                  14,486                   77,657                   0.0%
     Clarkson P.L.C.                                                            575                   20,691                   0.0%
     Close Brothers Group P.L.C.                                             11,122                  261,001                   0.1%
     Coca-Cola HBC AG                                                        11,942                  260,509                   0.1%
*    Colt Group SA                                                           28,333                   62,424                   0.0%
     Communisis P.L.C.                                                       19,147                   16,887                   0.0%
     Compass Group P.L.C.                                                    12,877                  207,849                   0.1%
     Computacenter P.L.C.                                                     8,365                   82,724                   0.0%
     Connect Group P.L.C.                                                     6,841                   19,286                   0.0%
     Consort Medical P.L.C.                                                   1,650                   18,971                   0.0%
     Cranswick P.L.C.                                                         3,289                   74,675                   0.0%
     Croda International P.L.C.                                               6,956                  255,747                   0.1%
     CSR P.L.C.                                                               6,436                   86,495                   0.0%
     CSR P.L.C. ADR                                                             300                   16,089                   0.0%
     Daily Mail & General Trust P.L.C.                                        9,849                  124,624                   0.0%
     Dairy Crest Group P.L.C.                                                 5,525                   36,907                   0.0%
     Darty P.L.C.                                                            22,589                   27,456                   0.0%
     DCC P.L.C.                                                               4,241                  237,669                   0.1%
     De La Rue P.L.C.                                                         3,009                   25,196                   0.0%
     Debenhams P.L.C.                                                        92,108                   95,632                   0.0%
     Dechra Pharmaceuticals P.L.C.                                            6,998                   85,095                   0.0%
     Development Securities P.L.C.                                            4,583                   15,526                   0.0%
     Devro P.L.C.                                                             9,106                   39,703                   0.0%
     Dignity P.L.C.                                                           2,883                   72,488                   0.0%
     Diploma P.L.C.                                                           8,616                   95,882                   0.0%
     Direct Line Insurance Group P.L.C.                                      79,017                  349,544                   0.1%
     Dixons Carphone P.L.C.                                                  26,612                  168,980                   0.1%
     Domino Printing Sciences P.L.C.                                          4,024                   38,919                   0.0%
     Domino's Pizza Group P.L.C.                                              2,869                   29,226                   0.0%
     Drax Group P.L.C.                                                       15,983                  152,078                   0.1%
     DS Smith P.L.C.                                                         61,245                  260,123                   0.1%
     Dunelm Group P.L.C.                                                        420                    5,665                   0.0%
     E2V Technologies P.L.C.                                                  4,061                   10,418                   0.0%
     easyJet P.L.C.                                                           6,175                  148,379                   0.1%
     Electrocomponents P.L.C.                                                41,613                  153,018                   0.1%
     Elementis P.L.C.                                                        43,216                  183,026                   0.1%
*    EnQuest P.L.C.                                                          35,903                   39,929                   0.0%
     Euromoney Institutional Investor P.L.C.                                  1,177                   19,829                   0.0%
     Evraz P.L.C.                                                            22,996                   47,671                   0.0%
     Experian P.L.C.                                                         19,031                  286,153                   0.1%
     Fenner P.L.C.                                                            8,670                   42,910                   0.0%
     Ferrexpo P.L.C.                                                          6,501                    8,779                   0.0%
     Fidessa Group P.L.C.                                                     1,865                   69,861                   0.0%
*    Firstgroup P.L.C.                                                       57,503                  103,627                   0.0%
*    Fortune Oil P.L.C.                                                      39,408                    5,031                   0.0%
     Fresnillo P.L.C.                                                         7,465                   83,424                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
UNITED KINGDOM -- (Continued)
     Friends Life Group, Ltd.                                                83,155     $            431,244                   0.1%
     G4S P.L.C.                                                             107,789                  441,207                   0.2%
     Galliford Try P.L.C.                                                     4,739                   92,749                   0.0%
*    Gem Diamonds, Ltd.                                                       9,072                   22,572                   0.0%
     Genus P.L.C.                                                             1,770                   34,868                   0.0%
     GKN P.L.C.                                                              96,071                  490,916                   0.2%
     Glencore P.L.C.                                                         78,925                  404,935                   0.1%
     Go-Ahead Group P.L.C.                                                    2,232                   87,880                   0.0%
     Grafton Group P.L.C.                                                     9,796                   99,443                   0.0%
     Greencore Group P.L.C.                                                  36,528                  153,272                   0.1%
     Greggs P.L.C.                                                            8,178                   79,325                   0.0%
     Halfords Group P.L.C.                                                   18,366                  145,794                   0.1%
     Halma P.L.C.                                                            27,459                  273,984                   0.1%
     Hargreaves Lansdown P.L.C.                                               6,167                   98,267                   0.0%
     Hays P.L.C.                                                             84,610                  167,105                   0.1%
     Helical Bar P.L.C.                                                       8,751                   49,058                   0.0%
     Henderson Group P.L.C.                                                  87,343                  294,144                   0.1%
     Hill & Smith Holdings P.L.C.                                             5,806                   52,751                   0.0%
     Hiscox, Ltd.                                                            16,348                  178,304                   0.1%
*    Hochschild Mining P.L.C.                                                11,244                   17,778                   0.0%
     Home Retail Group P.L.C.                                                67,834                  199,062                   0.1%
     Homeserve P.L.C.                                                        23,295                  128,709                   0.0%
     Howden Joinery Group P.L.C.                                             36,235                  198,808                   0.1%
     HSBC Holdings P.L.C. Sponsored ADR                                      48,766                2,488,041                   0.8%
     Hunting P.L.C.                                                           8,068                   95,034                   0.0%
     ICAP P.L.C.                                                             44,882                  301,325                   0.1%
     IG Group Holdings P.L.C.                                                29,789                  287,090                   0.1%
*    Imagination Technologies Group P.L.C.                                    8,047                   24,615                   0.0%
     IMI P.L.C.                                                               7,875                  154,219                   0.1%
     Inchcape P.L.C.                                                         28,034                  312,307                   0.1%
     Informa P.L.C.                                                          44,780                  345,225                   0.1%
     Inmarsat P.L.C.                                                         29,022                  318,658                   0.1%
     Innovation Group P.L.C.                                                 24,681                   10,682                   0.0%
     InterContinental Hotels Group P.L.C.                                     5,094                  193,479                   0.1%
     InterContinental Hotels Group P.L.C. ADR                                 2,176                   82,701                   0.0%
*    International Consolidated Airlines Group SA                            14,267                   93,591                   0.0%
     Interserve P.L.C.                                                       10,953                  111,203                   0.0%
     Intertek Group P.L.C.                                                    4,650                  202,676                   0.1%
     Investec P.L.C.                                                         35,556                  326,030                   0.1%
*    IP Group P.L.C.                                                          5,573                   18,526                   0.0%
     ITE Group P.L.C.                                                        12,657                   34,534                   0.0%
     ITV P.L.C.                                                              77,270                  251,026                   0.1%
#    J Sainsbury P.L.C.                                                      43,846                  172,734                   0.1%
     James Fisher & Sons P.L.C.                                               4,215                   87,876                   0.0%
     Jardine Lloyd Thompson Group P.L.C.                                      6,631                  101,104                   0.0%
     JD Sports Fashion P.L.C.                                                 6,772                   50,081                   0.0%
     John Menzies P.L.C.                                                      3,951                   31,344                   0.0%
     John Wood Group P.L.C.                                                  16,182                  171,693                   0.1%
     Johnson Matthey P.L.C.                                                   4,374                  208,822                   0.1%
     Jupiter Fund Management P.L.C.                                          27,180                  155,871                   0.1%
*    Kazakhmys P.L.C.                                                        22,039                   81,310                   0.0%
     Kcom Group P.L.C.                                                       26,290                   39,143                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
UNITED KINGDOM -- (Continued)
     Keller Group P.L.C.                                                      3,283     $             43,866                   0.0%
     Kier Group P.L.C.                                                        3,289                   78,438                   0.0%
     Kingfisher P.L.C.                                                       51,595                  249,950                   0.1%
     Laird P.L.C.                                                            19,504                   98,446                   0.0%
*    Lamprell P.L.C.                                                         19,335                   45,370                   0.0%
     Lancashire Holdings, Ltd.                                                5,817                   62,351                   0.0%
     Lavendon Group P.L.C.                                                    5,985                   17,566                   0.0%
     Legal & General Group P.L.C.                                            95,022                  352,179                   0.1%
*    Lloyds Banking Group P.L.C.                                            204,097                  252,037                   0.1%
#*   Lloyds Banking Group P.L.C. ADR                                        232,299                1,142,911                   0.4%
     London Stock Exchange Group P.L.C.                                       7,827                  252,769                   0.1%
#*   Lonmin P.L.C.                                                           19,058                   53,421                   0.0%
     Lookers P.L.C.                                                          15,514                   34,504                   0.0%
     Low & Bonar P.L.C.                                                      15,615                   13,853                   0.0%
     Man Group P.L.C.                                                        92,838                  184,077                   0.1%
     Marks & Spencer Group P.L.C.                                            39,398                  256,553                   0.1%
     Marshalls P.L.C.                                                         3,577                   11,415                   0.0%
     McBride P.L.C.                                                             338                      430                   0.0%
     Mears Group P.L.C.                                                       6,031                   42,611                   0.0%
*    Mecom Group P.L.C.                                                         198                      412                   0.0%
     Melrose Industries P.L.C.                                               37,835                  155,504                   0.1%
     Michael Page International P.L.C.                                       14,040                   87,540                   0.0%
     Micro Focus International P.L.C.                                         7,117                  113,383                   0.0%
     Millennium & Copthorne Hotels P.L.C.                                    12,182                  111,129                   0.0%
     Mitie Group P.L.C.                                                      40,129                  193,612                   0.1%
     Mondi P.L.C.                                                            21,260                  359,304                   0.1%
     Moneysupermarket.com Group P.L.C.                                       10,942                   35,151                   0.0%
     Morgan Advanced Materials P.L.C.                                        28,567                  129,151                   0.0%
     Morgan Sindall Group P.L.C.                                              2,595                   28,564                   0.0%
     N Brown Group P.L.C.                                                     4,476                   24,095                   0.0%
     National Express Group P.L.C.                                           36,583                  146,065                   0.1%
#    National Grid P.L.C. Sponsored ADR                                       4,646                  345,616                   0.1%
     NCC Group P.L.C.                                                         1,396                    4,405                   0.0%
     Next P.L.C.                                                              2,189                  225,985                   0.1%
     Northgate P.L.C.                                                        12,000                   94,134                   0.0%
     Novae Group P.L.C.                                                         708                    6,277                   0.0%
     Old Mutual P.L.C.                                                      138,231                  429,287                   0.1%
*    Optos P.L.C.                                                               998                    3,752                   0.0%
     Oxford Instruments P.L.C.                                                  658                   11,402                   0.0%
     Pace P.L.C.                                                             33,694                  187,320                   0.1%
     PayPoint P.L.C.                                                          1,087                   15,005                   0.0%
     Pearson P.L.C. Sponsored ADR                                            15,013                  281,494                   0.1%
     Pendragon P.L.C.                                                        21,003                   10,616                   0.0%
     Pennon Group P.L.C.                                                     20,604                  274,946                   0.1%
     Persimmon P.L.C.                                                        15,794                  370,925                   0.1%
*    Petra Diamonds, Ltd.                                                    20,577                   54,591                   0.0%
     Petrofac, Ltd.                                                          17,965                  304,387                   0.1%
#*   Petropavlovsk P.L.C.                                                    19,536                    6,749                   0.0%
     Phoenix Group Holdings                                                   6,150                   74,257                   0.0%
     Photo-Me International P.L.C.                                            6,189                   13,070                   0.0%
     Premier Farnell P.L.C.                                                  16,640                   50,539                   0.0%
*    Premier Foods P.L.C.                                                    35,747                   18,869                   0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
UNITED KINGDOM -- (Continued)
     Premier Oil P.L.C.                                                      19,744     $             81,529                   0.0%
     Prudential P.L.C. ADR                                                    7,954                  368,509                   0.1%
     PZ Cussons P.L.C.                                                       17,754                  105,304                   0.0%
*    Quintain Estates & Development P.L.C.                                   42,664                   56,055                   0.0%
     Randgold Resources, Ltd.                                                 1,427                   83,520                   0.0%
*    Raven Russia, Ltd.                                                       7,725                    7,654                   0.0%
     Redrow P.L.C.                                                           11,255                   52,105                   0.0%
     Reed Elsevier P.L.C. Sponsored ADR                                       3,610                  237,321                   0.1%
     Regus P.L.C.                                                            42,290                  133,976                   0.1%
     Renishaw P.L.C.                                                          1,071                   30,467                   0.0%
     Rentokil Initial P.L.C.                                                 86,932                  171,441                   0.1%
     Rexam P.L.C.                                                            56,242                  428,669                   0.1%
     Ricardo P.L.C.                                                           3,224                   34,058                   0.0%
     Rightmove P.L.C.                                                         3,160                  106,882                   0.0%
#    Rio Tinto P.L.C. Sponsored ADR                                          34,811                1,669,884                   0.6%
     Rolls-Royce Holdings P.L.C.                                             17,369                  235,254                   0.1%
     Rotork P.L.C.                                                            2,042                   83,704                   0.0%
*    Royal Bank of Scotland Group P.L.C. Sponsored ADR                       16,062                  199,651                   0.1%
     Royal Dutch Shell P.L.C. ADR(780259206)                                 28,627                2,055,132                   0.7%
     Royal Dutch Shell P.L.C. ADR(780259107)                                 16,555                1,236,162                   0.4%
     RPC Group P.L.C.                                                        16,647                  145,398                   0.1%
     RPS Group P.L.C.                                                        14,182                   53,247                   0.0%
*    RSA Insurance Group P.L.C.                                              59,451                  460,012                   0.2%
     Sage Group P.L.C. (The)                                                 56,466                  341,927                   0.1%
*    Salamander Energy P.L.C.                                                 1,958                    3,323                   0.0%
     Savills P.L.C.                                                          12,824                  132,047                   0.1%
     Schroders P.L.C.(0239581)                                                1,147                   35,382                   0.0%
     Schroders P.L.C.(0240549)                                                1,837                   71,041                   0.0%
*    SDL P.L.C.                                                               6,858                   43,216                   0.0%
     Senior P.L.C.                                                           38,044                  163,311                   0.1%
     Sepura P.L.C.                                                            4,663                   10,215                   0.0%
     Serco Group P.L.C.                                                      11,508                   54,916                   0.0%
*    Severfield P.L.C.                                                        3,577                    3,443                   0.0%
     Severn Trent P.L.C.                                                      6,708                  214,411                   0.1%
     Shanks Group P.L.C.                                                     24,441                   38,068                   0.0%
     Shire P.L.C.                                                             4,191                  281,203                   0.1%
     SIG P.L.C.                                                              41,054                   96,254                   0.0%
*    Skyepharma P.L.C.                                                        4,566                   25,745                   0.0%
     Smith & Nephew P.L.C.                                                   11,701                  198,628                   0.1%
     Smith & Nephew P.L.C. Sponsored ADR                                        750                   25,538                   0.0%
     Smiths Group P.L.C.                                                     15,958                  298,043                   0.1%
     Soco International P.L.C.                                               16,515                   86,979                   0.0%
     Spectris P.L.C.                                                          9,677                  279,509                   0.1%
     Speedy Hire P.L.C.                                                      39,882                   39,709                   0.0%
     Spirax-Sarco Engineering P.L.C.                                          4,933                  225,401                   0.1%
     Spirent Communications P.L.C.                                           27,560                   32,956                   0.0%
*    Sports Direct International P.L.C.                                       7,119                   73,528                   0.0%
     SSE P.L.C.                                                              20,982                  537,789                   0.2%
     St Ives P.L.C.                                                           2,904                    8,957                   0.0%
     St James's Place P.L.C.                                                 35,397                  423,253                   0.1%
     ST Modwen Properties P.L.C.                                             16,551                   95,935                   0.0%
     Stagecoach Group P.L.C.                                                 20,933                  129,751                   0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
UNITED KINGDOM -- (Continued)
     Standard Chartered P.L.C.                                               31,514     $            474,369                   0.2%
     Standard Life P.L.C.                                                    43,791                  276,522                   0.1%
     Sthree P.L.C.                                                            3,281                   16,258                   0.0%
     Stobart Group, Ltd.                                                      4,060                    6,449                   0.0%
*    SuperGroup P.L.C.                                                        1,456                   19,363                   0.0%
     Synergy Health P.L.C.                                                    5,922                  177,134                   0.1%
     Synthomer P.L.C.                                                        25,015                   81,342                   0.0%
     TalkTalk Telecom Group P.L.C.                                           25,449                  122,485                   0.0%
     Tate & Lyle P.L.C.                                                      24,305                  235,226                   0.1%
     Taylor Wimpey P.L.C.                                                   191,472                  363,713                   0.1%
     Ted Baker P.L.C.                                                           347                   10,835                   0.0%
     Telecity Group P.L.C.                                                   14,659                  181,023                   0.1%
     Tesco P.L.C.                                                           198,341                  550,592                   0.2%
*    Thomas Cook Group P.L.C.                                                64,890                  129,285                   0.0%
     Topps Tiles P.L.C.                                                       9,851                   16,010                   0.0%
     Travis Perkins P.L.C.                                                   12,930                  342,597                   0.1%
*    Trinity Mirror P.L.C.                                                   24,604                   64,559                   0.0%
     TT electronics P.L.C.                                                   14,705                   39,429                   0.0%
     TUI Travel P.L.C.                                                       21,481                  137,266                   0.1%
     Tullett Prebon P.L.C.                                                    9,368                   42,603                   0.0%
     Tullow Oil P.L.C.                                                       16,836                  131,388                   0.1%
     UBM P.L.C.                                                              13,183                  120,167                   0.0%
     UDG Healthcare P.L.C.                                                   10,517                   55,375                   0.0%
     Unilever P.L.C. Sponsored ADR                                           11,478                  461,760                   0.2%
     Unite Group P.L.C. (The)                                                12,112                   82,813                   0.0%
     United Utilities Group P.L.C.                                           19,091                  261,704                   0.1%
     UTV Media P.L.C.                                                         3,863                   12,832                   0.0%
*    Vectura Group P.L.C.                                                     6,480                   12,262                   0.0%
     Vedanta Resources P.L.C.                                                 7,796                  102,877                   0.0%
     Vesuvius P.L.C.                                                         14,320                   97,768                   0.0%
     Victrex P.L.C.                                                           4,543                  123,405                   0.0%
     Vitec Group P.L.C. (The)                                                   435                    4,234                   0.0%
     Vodafone Group P.L.C.                                                  315,419                1,048,911                   0.3%
     Weir Group P.L.C. (The)                                                 12,266                  448,308                   0.2%
     WH Smith P.L.C.                                                          6,547                  118,205                   0.0%
     Whitbread P.L.C.                                                         3,250                  227,178                   0.1%
*    Wincanton P.L.C.                                                         4,428                   10,502                   0.0%
     WM Morrison Supermarkets P.L.C.                                         71,798                  178,267                   0.1%
     Wolseley P.L.C.                                                          4,437                  235,949                   0.1%
     WPP P.L.C.                                                              36,596                  714,817                   0.2%
     WS Atkins P.L.C.                                                         4,297                   93,421                   0.0%
     Xaar P.L.C.                                                              1,394                    6,215                   0.0%
     Xchanging P.L.C.                                                        10,031                   30,414                   0.0%
                                                                                        --------------------    ------------------
TOTAL UNITED KINGDOM                                                                              58,208,477                  19.0%
                                                                                        --------------------    ------------------
UNITED STATES -- (0.0%)
*    Chaparral Gold Corp.                                                     1,000                      532                   0.0%
                                                                                        --------------------    ------------------
TOTAL COMMON STOCKS                                                                              302,802,217                  98.7%
                                                                                        --------------------    ------------------

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                      SHARES                  VALUE++             OF NET ASSETS**
                                                               --------------------     --------------------    -------------------
PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
     Rolls-Royce Holdings P.L.C.                                          1,563,210     $              2,501                   0.0%
                                                                                        --------------------    ------------------
RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
*    Groupe Fnac Rights 05/16/15                                                  6                       29                   0.0%
*    Peugeot SA Warrants 04/29/17                                             9,470                   14,360                   0.0%
                                                                                        --------------------    ------------------
TOTAL FRANCE                                                                                          14,389                   0.0%
                                                                                        --------------------    ------------------
ITALY -- (0.0%)
*    Trevi Finanziaria Industriale SpA Rights 11/06/14                        3,064                    3,417                   0.0%
                                                                                        --------------------    ------------------
PORTUGAL -- (0.0%)
*    Mota-Engil SGPS SA Rights 12/31/49                                       5,517                       --                   0.0%
                                                                                        --------------------    ------------------
SPAIN -- (0.0%)
*    Banco Santander SA Rights 11/03/14                                     219,887                   41,884                   0.0%
*    Vidrala SA Rights 11/13/14                                                 945                    1,845                   0.0%
                                                                                        --------------------    ------------------
TOTAL SPAIN                                                                                           43,729                   0.0%
                                                                                        --------------------    ------------------
UNITED KINGDOM -- (0.0%)
*    Consort Medical P.L.C. Rights                                            1,031                   11,998                   0.0%
*    McBride P.L.C. Rights                                                   11,154                       18                   0.0%
                                                                                        --------------------    ------------------
TOTAL UNITED KINGDOM                                                                                  12,016                   0.0%
                                                                                        --------------------    ------------------
TOTAL RIGHTS/WARRANTS                                                                                 73,551                   0.0%
                                                                                        --------------------    ------------------


                                                                                               VALUE+
                                                                                        --------------------
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@ DFA Short Term Investment Fund                                       2,359,927               27,304,356                   8.9%
                                                                                        --------------------    ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $333,014,291)                                       $        330,182,625                 107.6%
                                                                                        ====================    ==================

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                        -------------------------------------------------------------------------------------------
                                               LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                                        ---------------------  --------------------   --------------------  -----------------------
Common Stocks
     Australia                          $             269,104  $         22,063,443                     --  $            22,332,547
     Austria                                               --             1,498,823                     --                1,498,823
     Belgium                                           94,606             3,361,803                     --                3,456,409
     Canada                                        32,223,282                    --                     --               32,223,282
     China                                                 --                13,094                     --                   13,094
     Denmark                                               --             3,676,067                     --                3,676,067
     Finland                                               --             4,292,200                     --                4,292,200
     France                                           457,781            22,093,470                     --               22,551,251
     Germany                                          462,955            17,966,986                     --               18,429,941
     Hong Kong                                         12,348             8,806,246                     --                8,818,594
     Ireland                                          423,594               830,828                     --                1,254,422
     Israel                                           173,452             1,463,995                     --                1,637,447
     Italy                                            205,335             8,188,636                     --                8,393,971
     Japan                                            158,204            65,166,489                     --               65,324,693
     Netherlands                                    1,308,883             6,618,919                     --                7,927,802
     New Zealand                                           --               923,776                     --                  923,776
     Norway                                           360,901             3,114,909                     --                3,475,810
     Portugal                                              --             1,028,852                     --                1,028,852
     Singapore                                             --             4,831,758                     --                4,831,758
     Spain                                             82,099            10,216,893                     --               10,298,992
     Sweden                                                --             8,867,891                     --                8,867,891
     Switzerland                                    1,275,654            12,059,932                     --               13,335,586
     United Kingdom                                15,870,217            42,338,260                     --               58,208,477
     United States                                        532                    --                     --                      532
Preferred Stocks
     United Kingdom                                        --                 2,501                     --                    2,501
Rights/Warrants
     France                                                --                14,389                     --                   14,389
     Italy                                                 --                 3,417                     --                    3,417
     Portugal                                              --                    --                     --                       --
     Spain                                                 --                43,729                     --                   43,729
     United Kingdom                                    11,998                    18                     --                   12,016
Securities Lending Collateral                              --            27,304,356                     --               27,304,356
                                        ---------------------  --------------------   --------------------  -----------------------
TOTAL                                   $          53,390,945  $        276,791,680                     --  $           330,182,625
                                        =====================  ====================   ====================  =======================

                  EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
COMMON STOCKS -- (88.8%)
BRAZIL -- (6.4%)
*    Abril Educacao SA                                                           14,100  $             65,154                 0.0%
     AES Tiete SA                                                                16,562                99,926                 0.0%
     Aliansce Shopping Centers SA                                                30,391               223,482                 0.0%
     ALL - America Latina Logistica SA                                          137,600               375,792                 0.1%
     Alupar Investimento SA                                                      16,956               124,377                 0.0%
     Arezzo Industria e Comercio SA                                              19,928               230,751                 0.0%
*    B2W Cia Digital                                                             44,932               585,764                 0.1%
     Banco Bradesco SA                                                          125,984             1,855,693                 0.2%
     Banco do Brasil SA                                                         171,026             1,913,940                 0.2%
     Banco Santander Brasil SA ADR                                              186,680             1,023,006                 0.1%
     BB Seguridade Participacoes SA                                              51,700               689,719                 0.1%
     Bematech SA                                                                 20,000                62,682                 0.0%
*    BHG SA - Brazil Hospitality Group                                           14,800               106,911                 0.0%
     BM&FBovespa SA                                                             421,917             1,856,579                 0.2%
     BR Malls Participacoes SA                                                  129,823             1,042,351                 0.1%
     Brasil Brokers Participacoes SA                                             50,900                65,113                 0.0%
     Brasil Insurance Participacoes e Administracao SA                           18,970                57,078                 0.0%
     BrasilAgro - Co. Brasileira de Propriedades Agricolas                        2,800                 7,824                 0.0%
#    Braskem SA Sponsored ADR                                                    46,222               678,077                 0.1%
*    Brazil Pharma SA                                                            49,069                71,980                 0.0%
     BRF SA                                                                      83,500             2,175,046                 0.3%
     BRF SA ADR                                                                  43,834             1,141,876                 0.1%
*    Brookfield Incorporacoes SA                                                157,789               100,523                 0.0%
     CCR SA                                                                     173,203             1,289,348                 0.2%
     Centrais Eletricas Brasileiras SA                                           91,200               228,823                 0.0%
#    Centrais Eletricas Brasileiras SA ADR                                       17,139                67,528                 0.0%
#    Centrais Eletricas Brasileiras SA Sponsored ADR                             27,372                69,251                 0.0%
     CETIP SA - Mercados Organizados                                             63,346               801,261                 0.1%
     Cia Brasileira de Distribuicao ADR                                          14,001               585,242                 0.1%
     Cia de Saneamento Basico do Estado de Sao Paulo                             69,849               546,665                 0.1%
#    Cia de Saneamento Basico do Estado de Sao Paulo ADR                         46,194               358,465                 0.0%
     Cia de Saneamento de Minas Gerais-COPASA                                    24,600               280,113                 0.0%
     Cia Energetica de Minas Gerais                                              19,209               116,324                 0.0%
     Cia Energetica de Minas Gerais Sponsored ADR                                71,956               415,907                 0.1%
     Cia Hering                                                                  83,348               840,845                 0.1%
     Cia Paranaense de Energia                                                    4,900                48,474                 0.0%
#    Cia Paranaense de Energia Sponsored ADR                                     18,785               264,868                 0.0%
     Cia Providencia Industria e Comercio SA                                      2,200                 7,359                 0.0%
#    Cia Siderurgica Nacional SA Sponsored ADR                                  357,308             1,171,970                 0.1%
     Cielo SA                                                                   118,753             1,948,552                 0.2%
     Contax Participacoes SA                                                      6,500                37,459                 0.0%
*    Cosan Logistica SA                                                          39,728                66,537                 0.0%
     Cosan SA Industria e Comercio                                               39,728               554,516                 0.1%
     CPFL Energia SA                                                             81,932               614,317                 0.1%
#    CPFL Energia SA ADR                                                         10,790               160,771                 0.0%
     Cyrela Brazil Realty SA Empreendimentos e Participacoes                    108,500               539,144                 0.1%
     Cyrela Commercial Properties SA Empreendimentos e Participacoes              2,400                15,203                 0.0%
     Direcional Engenharia SA                                                    35,300               145,228                 0.0%
     Duratex SA                                                                  93,223               335,113                 0.0%
     EcoRodovias Infraestrutura e Logistica SA                                   70,400               314,621                 0.0%
     EDP - Energias do Brasil SA                                                 91,700               358,001                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
BRAZIL -- (Continued)
     Embraer SA                                                                  42,200  $            407,697                 0.1%
#    Embraer SA ADR                                                              68,757             2,656,770                 0.3%
     Equatorial Energia SA                                                       65,331               666,528                 0.1%
     Estacio Participacoes SA                                                    79,453               919,759                 0.1%
     Eternit SA                                                                  69,732                97,426                 0.0%
     Even Construtora e Incorporadora SA                                        104,200               225,695                 0.0%
     Ez Tec Empreendimentos e Participacoes SA                                   18,200               155,721                 0.0%
*    Fertilizantes Heringer SA                                                    6,700                16,923                 0.0%
*    Fibria Celulose SA                                                          28,900               350,073                 0.0%
#*   Fibria Celulose SA Sponsored ADR                                            81,253               993,724                 0.1%
*    Forjas Taurus SA                                                             5,033                 1,446                 0.0%
     Gafisa SA                                                                  158,400               172,779                 0.0%
#    Gafisa SA ADR                                                               80,334               171,915                 0.0%
*    General Shopping Brasil SA                                                   5,100                13,860                 0.0%
     Gerdau SA                                                                   32,500               120,475                 0.0%
     Gerdau SA Sponsored ADR                                                    307,809             1,394,375                 0.2%
     Gol Linhas Aereas Inteligentes SA ADR                                          100                   517                 0.0%
     Grendene SA                                                                 27,000               190,551                 0.0%
     Guararapes Confeccoes SA                                                     1,600                60,051                 0.0%
     Helbor Empreendimentos SA                                                   52,990               129,494                 0.0%
*    Hypermarcas SA                                                             114,040               795,693                 0.1%
     Iguatemi Empresa de Shopping Centers SA                                     22,604               228,853                 0.0%
     Industrias Romi SA                                                           3,400                 4,721                 0.0%
     International Meal Co. Holdings SA                                          22,600               161,513                 0.0%
     Iochpe-Maxion SA                                                            36,400               250,544                 0.0%
     Itau Unibanco Holding SA                                                    51,661               681,392                 0.1%
     JBS SA                                                                     205,388               915,428                 0.1%
     JHSF Participacoes SA                                                       30,000                38,138                 0.0%
     JSL SA                                                                      31,100               170,580                 0.0%
     Kepler Weber SA                                                              5,372               100,700                 0.0%
     Klabin SA                                                                  185,194               915,544                 0.1%
     Kroton Educacional SA                                                      308,704             2,199,604                 0.3%
     Light SA                                                                    26,598               218,579                 0.0%
     Localiza Rent a Car SA                                                      47,785               688,416                 0.1%
*    Log-in Logistica Intermodal SA                                              19,300                37,214                 0.0%
     Lojas Americanas SA                                                         50,557               248,171                 0.0%
     Lojas Renner SA                                                             34,645             1,035,649                 0.1%
     LPS Brasil Consultoria de Imoveis SA                                        18,700                64,159                 0.0%
     M Dias Branco SA                                                             6,600               256,473                 0.0%
     Magnesita Refratarios SA                                                    68,085                81,092                 0.0%
     Mahle-Metal Leve SA Industria e Comercio                                    14,400               135,855                 0.0%
     Marcopolo SA                                                                 1,400                 2,398                 0.0%
*    Marfrig Global Foods SA                                                    114,350               279,630                 0.0%
     Marisa Lojas SA                                                             24,483               154,943                 0.0%
     Mills Estruturas e Servicos de Engenharia SA                                33,900               221,164                 0.0%
*    Minerva SA                                                                  49,145               252,902                 0.0%
     MRV Engenharia e Participacoes SA                                          167,685               554,620                 0.1%
     Multiplan Empreendimentos Imobiliarios SA                                   18,781               388,283                 0.1%
     Multiplus SA                                                                22,100               309,877                 0.0%
     Natura Cosmeticos SA                                                        58,300               847,057                 0.1%
     Oi SA                                                                      168,254                93,053                 0.0%
     Oi SA ADR(670851104)                                                         1,991                 1,195                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
BRAZIL -- (Continued)
#    Oi SA ADR(670851203)                                                       141,376  $             74,929                 0.0%
*    Paranapanema SA                                                             70,114                63,789                 0.0%
*    PDG Realty SA Empreendimentos e Participacoes                              556,333               273,967                 0.0%
     Petroleo Brasileiro SA                                                      80,700               475,487                 0.1%
     Petroleo Brasileiro SA ADR                                                 134,598             1,574,797                 0.2%
     Porto Seguro SA                                                             41,800               501,341                 0.1%
     Portobello SA                                                               16,200                30,157                 0.0%
     Profarma Distribuidora de Produtos Farmaceuticos SA                          3,800                16,710                 0.0%
     QGEP Participacoes SA                                                       35,000               127,148                 0.0%
     Raia Drogasil SA                                                            49,314               447,179                 0.1%
*    Restoque Comercio e Confeccoes de Roupas SA                                 38,000               130,299                 0.0%
     Rodobens Negocios Imobiliarios SA                                            8,300                33,424                 0.0%
*    Rossi Residencial SA                                                       125,268                49,602                 0.0%
     Santos Brasil Participacoes SA                                              27,700               175,971                 0.0%
     Sao Martinho SA                                                             22,484               353,689                 0.0%
     SLC Agricola SA                                                             38,200               260,565                 0.0%
     Sonae Sierra Brasil SA                                                      14,800               106,913                 0.0%
*    Springs Global Participacoes SA                                             21,540                 5,992                 0.0%
     Sul America SA                                                              74,052               393,074                 0.1%
*    T4F Entretenimento SA                                                        9,700                10,971                 0.0%
     Technos SA                                                                   6,655                26,356                 0.0%
     Tecnisa SA                                                                  43,100                85,714                 0.0%
     Tegma Gestao Logistica                                                      16,697               122,518                 0.0%
#    Telefonica Brasil SA ADR                                                    39,290               803,088                 0.1%
     Tereos Internacional SA                                                     10,800                 9,216                 0.0%
     Tim Participacoes SA                                                        73,700               400,643                 0.1%
     Tim Participacoes SA ADR                                                    19,104               525,742                 0.1%
     Totvs SA                                                                    42,300               616,534                 0.1%
     TPI - Triunfo Participacoes e Investimentos SA                              12,300                28,994                 0.0%
     Tractebel Energia SA                                                        48,531               660,659                 0.1%
     Transmissora Alianca de Energia Eletrica SA                                 81,315               604,304                 0.1%
     Ultrapar Participacoes SA                                                   76,380             1,664,567                 0.2%
     Ultrapar Participacoes SA Sponsored ADR                                     14,800               321,160                 0.0%
     UNICASA Industria de Moveis SA                                               5,500                 6,330                 0.0%
*    Usinas Siderurgicas de Minas Gerais SA                                      18,000                47,983                 0.0%
     Vale SA                                                                     89,300               900,742                 0.1%
#    Vale SA Sponsored ADR                                                      131,432             1,326,149                 0.2%
     Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
     Identificacao S.A                                                           22,440               360,055                 0.1%
*    Vanguarda Agro SA                                                           72,299                35,866                 0.0%
     WEG SA                                                                      42,142               497,242                 0.1%
                                                                                         --------------------  ------------------
TOTAL BRAZIL                                                                                       61,964,634                 6.9%
                                                                                         --------------------  ------------------
CHILE -- (1.5%)
     AES Gener SA                                                               495,935               274,408                 0.0%
     Aguas Andinas SA Class A                                                   562,297               336,619                 0.0%
#    Banco de Chile ADR                                                           7,799               577,157                 0.1%
     Banco de Credito e Inversiones                                               9,063               505,436                 0.1%
     Banco Santander Chile ADR                                                   49,641             1,051,893                 0.1%
     Besalco SA                                                                  75,179                50,590                 0.0%
     CAP SA                                                                      22,318               212,373                 0.0%
     Cencosud SA                                                                179,292               512,385                 0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
CHILE -- (Continued)
     Cencosud SA ADR                                                              9,745  $             87,997                 0.0%
     Cia General de Electricidad SA                                              39,633               321,220                 0.0%
*    Cia Sud Americana de Vapores SA                                          1,172,552                44,221                 0.0%
     Colbun SA                                                                1,463,715               395,408                 0.1%
     Corpbanca SA                                                            37,852,315               508,189                 0.1%
     Corpbanca SA ADR                                                               972                19,634                 0.0%
     E.CL SA                                                                    203,011               298,964                 0.0%
#    Empresa Nacional de Electricidad SA Sponsored ADR                           26,620             1,242,622                 0.1%
*    Empresas AquaChile SA                                                       41,763                28,109                 0.0%
     Empresas CMPC SA                                                           378,755               923,083                 0.1%
     Empresas COPEC SA                                                           48,341               585,122                 0.1%
     Empresas Hites SA                                                           72,367                32,403                 0.0%
     Empresas Iansa SA                                                        1,240,934                44,161                 0.0%
*    Empresas La Polar SA                                                       163,427                10,516                 0.0%
     Enersis SA Sponsored ADR                                                   118,459             1,870,468                 0.2%
     ENTEL Chile SA                                                              45,879               494,968                 0.1%
     Forus SA                                                                    36,415               162,071                 0.0%
     Gasco SA                                                                     6,777                49,326                 0.0%
     Grupo Security SA                                                          194,242                74,215                 0.0%
     Inversiones Aguas Metropolitanas SA                                        177,592               268,893                 0.0%
     Inversiones La Construccion SA                                               4,803                68,966                 0.0%
*    Latam Airlines Group SA                                                     21,221               268,415                 0.0%
#*   Latam Airlines Group SA Sponsored ADR                                       47,261               576,584                 0.1%
     Masisa SA                                                                  769,822                31,645                 0.0%
     Molibdenos y Metales SA                                                      4,602                36,026                 0.0%
*    Multiexport Foods SA                                                       122,053                28,761                 0.0%
     Parque Arauco SA                                                           246,347               505,479                 0.1%
     PAZ Corp. SA                                                                93,709                63,370                 0.0%
     Ripley Corp. SA                                                            255,647               139,471                 0.0%
     SACI Falabella                                                             121,678               889,083                 0.1%
     Salfacorp SA                                                                67,934                58,526                 0.0%
     Sigdo Koppers SA                                                           111,976               173,848                 0.0%
     Sociedad Matriz SAAM SA                                                  1,699,690               142,972                 0.0%
     Sociedad Quimica y Minera de Chile SA Sponsored ADR                          6,008               142,570                 0.0%
     Socovesa SA                                                                139,493                30,106                 0.0%
     Sonda SA                                                                   144,340               351,331                 0.1%
*    Tech Pack SA                                                                11,501                 5,806                 0.0%
                                                                                         --------------------  ------------------
TOTAL CHILE                                                                                        14,495,410                 1.6%
                                                                                         --------------------  ------------------
CHINA -- (14.4%)
     361 Degrees International, Ltd.                                            195,000                55,823                 0.0%
#    Agile Property Holdings, Ltd.                                              502,000               284,876                 0.0%
     Agricultural Bank of China, Ltd. Class H                                 2,799,000             1,300,676                 0.2%
     Air China, Ltd. Class H                                                    590,000               381,322                 0.1%
     Ajisen China Holdings, Ltd.                                                118,000                81,303                 0.0%
*    Alibaba Health Information Technology, Ltd.                                240,000               149,600                 0.0%
*    Alibaba Pictures Group, Ltd.                                               180,000                37,369                 0.0%
#*   Aluminum Corp. of China, Ltd. ADR                                           22,775               253,258                 0.0%
#*   Aluminum Corp. of China, Ltd. Class H                                      488,000               218,492                 0.0%
     AMVIG Holdings, Ltd.                                                        98,000                45,761                 0.0%
#    Angang Steel Co., Ltd. Class H                                             282,000               207,314                 0.0%
#    Anhui Conch Cement Co., Ltd. Class H                                       194,500               636,961                 0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
CHINA -- (Continued)
     Anhui Expressway Co., Ltd. Class H                                         172,000  $            104,702                 0.0%
     Anta Sports Products, Ltd.                                                 143,000               280,678                 0.0%
#    Anton Oilfield Services Group                                              304,000                64,635                 0.0%
     Anxin-China Holdings, Ltd.                                                 784,000                72,837                 0.0%
     Asia Cement China Holdings Corp.                                           158,000                89,777                 0.0%
*    AVIC International Holdings, Ltd.                                          100,000                65,236                 0.0%
     Bank of China, Ltd. Class H                                              9,583,356             4,587,083                 0.5%
     Bank of Communications Co., Ltd. Class H                                 1,172,580               876,184                 0.1%
#    Baoxin Auto Group, Ltd.                                                    190,000               145,228                 0.0%
     Baoye Group Co., Ltd. Class H                                              100,000                60,112                 0.0%
     BBMG Corp. Class H                                                         291,141               205,869                 0.0%
     Beijing Capital International Airport Co., Ltd. Class H                    556,000               408,077                 0.1%
     Beijing Capital Land, Ltd. Class H                                         376,000               130,061                 0.0%
     Beijing Enterprises Water Group, Ltd.                                      374,000               267,300                 0.0%
     Beijing Jingneng Clean Energy Co., Ltd. Class H                            282,000               125,564                 0.0%
     Beijing North Star Co., Ltd. Class H                                       284,000                85,713                 0.0%
     Belle International Holdings, Ltd.                                         634,000               805,963                 0.1%
#    Biostime International Holdings, Ltd.                                       52,500               118,868                 0.0%
#    Bloomage Biotechnology Corp., Ltd.                                          40,000                63,780                 0.0%
     Boer Power Holdings, Ltd.                                                   83,000               103,924                 0.0%
#    Bosideng International Holdings, Ltd.                                      874,000               128,531                 0.0%
     Brilliance China Automotive Holdings, Ltd.                                 394,000               680,313                 0.1%
#    Byd Co., Ltd. Class H                                                       33,500               213,032                 0.0%
     BYD Electronic International Co., Ltd.                                     297,000               353,716                 0.1%
     C C Land Holdings, Ltd.                                                    422,125                76,265                 0.0%
#*   Carnival Group International Holdings, Ltd.                                 85,500                13,998                 0.0%
     Carrianna Group Holdings Co., Ltd.                                         102,000                16,579                 0.0%
     CECEP COSTIN New Materials Group, Ltd.                                      62,000                27,061                 0.0%
     Central China Real Estate, Ltd.                                            181,194                41,643                 0.0%
     Changshouhua Food Co., Ltd.                                                 87,000                72,325                 0.0%
#*   Chaoda Modern Agriculture Holdings, Ltd.                                   600,243                17,407                 0.0%
#    Chaowei Power Holdings, Ltd.                                               199,000               111,844                 0.0%
*    Chigo Holding, Ltd.                                                      1,680,000                40,331                 0.0%
     China Aerospace International Holdings, Ltd.                               926,000               134,836                 0.0%
     China Agri-Industries Holdings, Ltd.                                       737,800               280,919                 0.0%
#    China All Access Holdings, Ltd.                                            254,000               100,264                 0.0%
     China Aoyuan Property Group, Ltd.                                          385,000                60,638                 0.0%
*    China Automation Group, Ltd.                                               134,000                25,756                 0.0%
#    China BlueChemical, Ltd.                                                   637,143               226,257                 0.0%
#    China Child Care Corp., Ltd.                                               181,000                37,839                 0.0%
     China CITIC Bank Corp., Ltd. Class H                                     1,117,000               727,669                 0.1%
#    China Coal Energy Co., Ltd. Class H                                      1,034,000               634,775                 0.1%
     China Communications Services Corp., Ltd. Class H                          872,800               408,702                 0.1%
     China Construction Bank Corp. Class H                                   14,524,990            10,837,079                 1.2%
#*   China COSCO Holdings Co., Ltd. Class H                                     583,000               262,551                 0.0%
#    China Datang Corp. Renewable Power Co., Ltd. Class H                       641,000                92,616                 0.0%
#*   China Dredging Environment Protection Holdings, Ltd.                       197,000                47,291                 0.0%
*    China Eastern Airlines Corp., Ltd. Class H                                 446,000               169,810                 0.0%
*    China Energine International Holdings, Ltd.                                136,000                17,020                 0.0%
     China Everbright International, Ltd.                                       524,000               728,907                 0.1%
#    China Fiber Optic Network System Group, Ltd.                               330,000               100,108                 0.0%
#*   China Foods, Ltd.                                                          336,000               125,738                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
CHINA -- (Continued)
     China Gas Holdings, Ltd.                                                   212,000  $            377,938                 0.1%
     China Glass Holdings, Ltd.                                                 200,000                23,204                 0.0%
*    China High Precision Automation Group, Ltd.                                 73,000                11,484                 0.0%
*    China High Speed Transmission Equipment Group Co., Ltd.                    349,993               275,902                 0.0%
     China Hongqiao Group, Ltd.                                                 262,000               201,608                 0.0%
*    China Household Holdings, Ltd.                                             550,000                66,684                 0.0%
*    China Huiyuan Juice Group, Ltd.                                            181,500                72,359                 0.0%
     China International Marine Containers Group Co., Ltd. Class H               44,300               103,239                 0.0%
#    China ITS Holdings Co., Ltd.                                               164,000                22,846                 0.0%
#    China Lesso Group Holdings, Ltd.                                           215,000               112,322                 0.0%
     China Life Insurance Co., Ltd. ADR                                          35,424             1,585,224                 0.2%
     China Life Insurance Co., Ltd. Class H                                      61,000               182,022                 0.0%
     China Lilang, Ltd.                                                         120,000                86,505                 0.0%
     China Longyuan Power Group Corp., Ltd. Class H                             394,000               420,156                 0.1%
#    China Lumena New Materials Corp.                                           936,000               113,151                 0.0%
     China Mengniu Dairy Co., Ltd.                                              187,000               819,987                 0.1%
     China Merchants Bank Co., Ltd. Class H                                     773,598             1,435,647                 0.2%
     China Merchants Holdings International Co., Ltd.                           243,993               771,261                 0.1%
#*   China Metal Recycling Holdings, Ltd.                                       130,581                29,770                 0.0%
     China Minsheng Banking Corp., Ltd. Class H                               1,166,100             1,171,454                 0.1%
#    China Mobile, Ltd. Sponsored ADR                                           167,201            10,381,510                 1.2%
     China Molybdenum Co., Ltd. Class H                                         146,000                87,437                 0.0%
#    China National Building Material Co., Ltd. Class H                       1,046,000               969,814                 0.1%
     China National Materials Co., Ltd.                                         395,000                89,709                 0.0%
*    China New Town Development Co., Ltd.                                       416,254                20,692                 0.0%
*    China Nickel Resources Holdings Co., Ltd.                                   40,000                 1,169                 0.0%
#    China Oil & Gas Group, Ltd.                                              2,200,000               352,489                 0.1%
     China Oilfield Services, Ltd. Class H                                      340,000               710,615                 0.1%
#    China Overseas Grand Oceans Group, Ltd.                                    219,500               115,805                 0.0%
     China Overseas Land & Investment, Ltd.                                     500,000             1,453,941                 0.2%
     China Pacific Insurance Group Co., Ltd. Class H                            139,400               522,556                 0.1%
#    China Power International Development, Ltd.                                829,000               374,478                 0.1%
*    China Power New Energy Development Co., Ltd.                             1,500,000               104,535                 0.0%
#*   China Precious Metal Resources Holdings Co., Ltd.                        1,122,000               118,545                 0.0%
*    China Properties Group, Ltd.                                               128,000                24,424                 0.0%
*    China Qinfa Group, Ltd.                                                    144,000                 6,224                 0.0%
     China Railway Construction Corp., Ltd. Class H                             437,000               461,930                 0.1%
     China Railway Group, Ltd. Class H                                          699,000               430,313                 0.1%
*    China Rare Earth Holdings, Ltd.                                            398,000                50,831                 0.0%
     China Resources Cement Holdings, Ltd.                                      500,000               338,709                 0.1%
     China Resources Gas Group, Ltd.                                            188,000               536,182                 0.1%
     China Resources Land, Ltd.                                                 376,000               893,355                 0.1%
     China Resources Power Holdings Co., Ltd.                                   258,000               750,946                 0.1%
#*   China Rongsheng Heavy Industries Group Holdings, Ltd.                    1,130,000               180,497                 0.0%
*    China Ruifeng Renewable Energy, Ltd.                                       116,000                21,001                 0.0%
#    China Sanjiang Fine Chemicals Co., Ltd.                                    181,000                89,727                 0.0%
     China SCE Property Holdings, Ltd.                                          230,600                45,512                 0.0%
#    China Shanshui Cement Group, Ltd.                                          660,790               244,895                 0.0%
     China Shenhua Energy Co., Ltd. Class H                                     632,884             1,779,725                 0.2%
#*   China Shipping Container Lines Co., Ltd. Class H                         1,053,000               300,311                 0.0%
#*   China Shipping Development Co., Ltd. Class H                               509,654               336,113                 0.1%
#    China Singyes Solar Technologies Holdings, Ltd.                            143,000               273,855                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
CHINA -- (Continued)
     China South City Holdings, Ltd.                                            720,000  $            327,961                 0.1%
     China Southern Airlines Co., Ltd. Class H                                  228,000                80,057                 0.0%
     China Southern Airlines Co., Ltd. Sponsored ADR                              5,696                99,908                 0.0%
     China State Construction International Holdings, Ltd.                      255,919               396,287                 0.1%
#    China Suntien Green Energy Corp., Ltd. Class H                             647,000               171,844                 0.0%
*    China Taifeng Beddings Holdings, Ltd.                                      134,000                21,446                 0.0%
*    China Taiping Insurance Holdings Co., Ltd.                                 157,200               335,433                 0.1%
     China Telecom Corp., Ltd. ADR                                               15,189               965,717                 0.1%
     China Telecom Corp., Ltd. Class H                                          144,000                91,794                 0.0%
#*   China Tian Lun Gas Holdings, Ltd.                                           79,500                91,754                 0.0%
     China Tianyi Holdings, Ltd.                                                108,000                14,212                 0.0%
     China Unicom Hong Kong, Ltd.                                               378,000               565,028                 0.1%
     China Unicom Hong Kong, Ltd. ADR                                            85,487             1,280,595                 0.2%
     China Vanadium Titano - Magnetite Mining Co., Ltd.                         249,000                25,354                 0.0%
#    China Water Affairs Group, Ltd.                                            266,000               135,443                 0.0%
#*   China Water Industry Group, Ltd.                                            76,000                14,904                 0.0%
#*   China WindPower Group, Ltd.                                              1,314,648               108,561                 0.0%
#*   China Yurun Food Group, Ltd.                                               597,000               254,175                 0.0%
#    China ZhengTong Auto Services Holdings, Ltd.                               319,500               180,997                 0.0%
#    China Zhongwang Holdings, Ltd.                                             659,118               347,133                 0.1%
*    Chinasoft International, Ltd.                                              370,000               125,585                 0.0%
*    Chongqing Iron & Steel Co., Ltd. Class H                                   190,000                41,748                 0.0%
     Chongqing Machinery & Electric Co., Ltd. Class H                           476,000                85,886                 0.0%
     Chongqing Rural Commercial Bank Co., Ltd. Class H                          608,000               292,607                 0.0%
*    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.                  92,000                27,648                 0.0%
#    CIMC Enric Holdings, Ltd.                                                  138,000               138,952                 0.0%
*    CITIC Dameng Holdings, Ltd.                                                 40,000                 3,248                 0.0%
*    CITIC Resources Holdings, Ltd.                                             924,000               129,968                 0.0%
     CITIC Securities Co., Ltd. Class H                                         207,000               515,429                 0.1%
#    CITIC, Ltd.                                                                460,433               806,757                 0.1%
     Citychamp Watch & Jewellery Group, Ltd.                                    700,000                94,888                 0.0%
     Clear Media, Ltd.                                                           22,000                22,411                 0.0%
     CNOOC, Ltd.                                                                886,000             1,385,099                 0.2%
#    CNOOC, Ltd. ADR                                                             27,751             4,339,424                 0.5%
     Comba Telecom Systems Holdings, Ltd.                                       312,229               143,253                 0.0%
#*   Comtec Solar Systems Group, Ltd.                                           278,000                46,310                 0.0%
     Coolpad Group, Ltd.                                                        164,000                35,329                 0.0%
     COSCO Pacific, Ltd.                                                        485,051               639,532                 0.1%
*    Coslight Technology International Group Co., Ltd.                           52,000                33,474                 0.0%
     Country Garden Holdings Co., Ltd.                                        1,200,000               471,453                 0.1%
     CP Pokphand Co., Ltd.                                                    1,062,000               121,987                 0.0%
     CPMC Holdings, Ltd.                                                        109,000                82,232                 0.0%
*    DaChan Food Asia, Ltd.                                                      57,000                 7,351                 0.0%
     Dah Chong Hong Holdings, Ltd.                                              274,000               161,589                 0.0%
#    Dalian Port PDA Co., Ltd. Class H                                          422,000               147,544                 0.0%
#    Daphne International Holdings, Ltd.                                        368,000               185,248                 0.0%
     Datang International Power Generation Co., Ltd. Class H                    604,000               317,089                 0.1%
#*   DBA Telecommunication Asia Holdings, Ltd.                                  112,000                 5,502                 0.0%
     Digital China Holdings, Ltd.                                               253,000               235,457                 0.0%
     Dongfang Electric Corp., Ltd. Class H                                       79,800               135,028                 0.0%
#    Dongyue Group, Ltd.                                                        418,000               156,698                 0.0%
     Embry Holdings, Ltd.                                                        14,000                 7,051                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
CHINA -- (Continued)
     ENN Energy Holdings, Ltd.                                                  164,000  $          1,059,866                 0.1%
     EVA Precision Industrial Holdings, Ltd.                                    336,000                90,245                 0.0%
#    Evergrande Real Estate Group, Ltd.                                       2,365,000               908,818                 0.1%
#    Fantasia Holdings Group Co., Ltd.                                          615,000                65,822                 0.0%
#    First Tractor Co., Ltd. Class H                                            108,000                69,153                 0.0%
     Fosun International, Ltd.                                                  451,500               535,550                 0.1%
     Franshion Properties China, Ltd.                                         1,549,120               367,686                 0.1%
     Fufeng Group, Ltd.                                                         324,400               152,384                 0.0%
#*   GCL-Poly Energy Holdings, Ltd.                                           1,131,000               381,172                 0.1%
     Geely Automobile Holdings, Ltd.                                          1,630,000               727,564                 0.1%
*    Global Bio-Chem Technology Group Co., Ltd.                                 482,800                18,377                 0.0%
*    Glorious Property Holdings, Ltd.                                           793,000               114,557                 0.0%
#    Golden Eagle Retail Group, Ltd.                                            103,000               126,271                 0.0%
     Goldlion Holdings, Ltd.                                                     61,152                25,629                 0.0%
     GOME Electrical Appliances Holding, Ltd.                                 2,955,940               465,695                 0.1%
     Good Friend International Holdings, Inc.                                    22,000                 7,196                 0.0%
     Goodbaby International Holdings, Ltd.                                      131,000                52,813                 0.0%
#    Great Wall Motor Co., Ltd. Class H                                         160,500               704,305                 0.1%
#    Greatview Aseptic Packaging Co., Ltd.                                      134,000                87,780                 0.0%
#    Greenland Hong Kong Holdings, Ltd.                                         127,000                51,162                 0.0%
#    Greentown China Holdings, Ltd.                                             258,000               268,467                 0.0%
     Guangdong Investment, Ltd.                                                 542,000               711,562                 0.1%
*    Guangdong Land Holdings, Ltd.                                              142,000                30,209                 0.0%
     Guangshen Railway Co., Ltd. Class H                                        198,000                85,042                 0.0%
     Guangshen Railway Co., Ltd. Sponsored ADR                                    6,762               144,369                 0.0%
     Guangzhou Automobile Group Co., Ltd. Class H                               587,740               522,170                 0.1%
#    Guangzhou R&F Properties Co., Ltd.                                         358,000               390,469                 0.1%
     Guangzhou Shipyard International Co., Ltd. Class H                          31,600                41,766                 0.0%
#    Guodian Technology & Environment Group Corp., Ltd. Class H                 235,000                47,921                 0.0%
     Haier Electronics Group Co., Ltd.                                          219,000               587,252                 0.1%
     Hainan Meilan International Airport Co., Ltd. Class H                       65,000                50,557                 0.0%
     Haitian International Holdings, Ltd.                                        84,000               179,104                 0.0%
#    Hanergy Thin Film Power Group, Ltd.                                      1,904,000               434,418                 0.1%
*    Heng Tai Consumables Group, Ltd.                                         1,301,742                19,132                 0.0%
     Hengan International Group Co., Ltd.                                       111,000             1,167,161                 0.1%
#    Hengdeli Holdings, Ltd.                                                    563,200                90,646                 0.0%
#*   Hidili Industry International Development, Ltd.                            374,000                40,542                 0.0%
#    Hilong Holding, Ltd.                                                       153,000                49,323                 0.0%
*    Hisense Kelon Electrical Holdings Co., Ltd. Class H                        108,000                96,527                 0.0%
*    HKC Holdings, Ltd.                                                       1,068,098                26,190                 0.0%
#    Honghua Group, Ltd.                                                        441,000                85,335                 0.0%
     Hopewell Highway Infrastructure, Ltd.                                      267,972               129,599                 0.0%
#*   Hopson Development Holdings, Ltd.                                          251,000               223,364                 0.0%
*    Hua Lien International Holding Co., Ltd.                                   304,000                17,636                 0.0%
     Huadian Power International Corp., Ltd. Class H                            338,000               259,054                 0.0%
     Huaneng Power International, Inc. Class H                                  136,000               167,028                 0.0%
     Huaneng Power International, Inc. Sponsored ADR                              6,108               302,651                 0.0%
#    Huaneng Renewables Corp., Ltd. Class H                                     838,000               300,971                 0.0%
#*   Hunan Nonferrous Metal Corp., Ltd. Class H                                 420,000               134,852                 0.0%
     Industrial & Commercial Bank of China, Ltd. Class H                     15,024,017             9,955,901                 1.1%
     Inspur International, Ltd.                                                  45,000                11,454                 0.0%
     Intime Retail Group Co., Ltd.                                              227,000               196,814                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
CHINA -- (Continued)
     Jiangsu Expressway Co., Ltd. Class H                                       270,000  $            302,644                 0.0%
     Jiangxi Copper Co., Ltd. Class H                                           312,000               552,590                 0.1%
     Jingwei Textile Machinery Class H                                           50,000                50,185                 0.0%
#    Ju Teng International Holdings, Ltd.                                       316,000               176,696                 0.0%
*    Kai Yuan Holdings, Ltd.                                                  1,320,000                17,445                 0.0%
#    Kaisa Group Holdings, Ltd.                                                 662,000               245,165                 0.0%
     Kingboard Chemical Holdings, Ltd.                                          245,400               480,307                 0.1%
     Kingboard Laminates Holdings, Ltd.                                         302,473               123,348                 0.0%
#*   Kingdee International Software Group Co., Ltd.                             482,000               158,130                 0.0%
#    Kingsoft Corp., Ltd.                                                        88,000               206,871                 0.0%
     Kunlun Energy Co., Ltd.                                                    736,000               978,878                 0.1%
     KWG Property Holding, Ltd.                                                 464,330               322,427                 0.1%
*    Labixiaoxin Snacks Group, Ltd.                                              73,000                 9,784                 0.0%
     Lai Fung Holdings, Ltd.                                                  1,735,000                37,202                 0.0%
     Le Saunda Holdings, Ltd.                                                    84,000                42,268                 0.0%
     Lee & Man Chemical Co., Ltd.                                                28,000                17,514                 0.0%
#    Lee & Man Paper Manufacturing, Ltd.                                        428,000               234,325                 0.0%
#    Lenovo Group, Ltd.                                                       1,044,000             1,541,555                 0.2%
*    Leoch International Technology, Ltd.                                       148,000                27,477                 0.0%
*    Lianhua Supermarket Holdings Co., Ltd. Class H                             110,200                54,696                 0.0%
*    LK Technology Holdings, Ltd.                                                17,500                 1,689                 0.0%
     Longfor Properties Co., Ltd.                                               349,000               405,303                 0.1%
     Lonking Holdings, Ltd.                                                     650,000               111,500                 0.0%
*    Loudong General Nice Resources China Holdings, Ltd.                        399,600                26,283                 0.0%
*    Maanshan Iron & Steel Co., Ltd. Class H                                    670,000               173,835                 0.0%
*    Madex International Holdings, Ltd.                                         820,000                24,666                 0.0%
     Maoye International Holdings, Ltd.                                         441,000                68,210                 0.0%
     Metallurgical Corp. of China, Ltd. Class H                                 665,000               182,601                 0.0%
#*   Microport Scientific Corp.                                                  77,000                39,052                 0.0%
     MIE Holdings Corp.                                                         306,000                42,260                 0.0%
     MIN XIN Holdings, Ltd.                                                      44,000                26,610                 0.0%
*    Mingfa Group International Co., Ltd.                                       306,000                85,157                 0.0%
     Minmetals Land, Ltd.                                                       347,644                40,318                 0.0%
     Minth Group, Ltd.                                                          162,000               310,992                 0.1%
     MMG, Ltd.                                                                  464,000               155,844                 0.0%
     MOBI Development Co., Ltd.                                                 100,000                23,100                 0.0%
*    Nan Hai Corp., Ltd.                                                      6,200,000                35,245                 0.0%
     Nature Home Holding Co., Ltd.                                               19,000                 2,898                 0.0%
#    NetDragon Websoft, Inc.                                                     50,500                86,123                 0.0%
     New China Life Insurance Co., Ltd. Class H                                  65,100               244,036                 0.0%
     New World China Land, Ltd.                                                 677,189               410,797                 0.1%
     New World Department Store China, Ltd.                                     120,000                43,317                 0.0%
#    Nine Dragons Paper Holdings, Ltd.                                          613,000               474,338                 0.1%
#*   North Mining Shares Co., Ltd.                                              430,000                19,947                 0.0%
     NVC Lighting Holdings, Ltd.                                                403,000                92,499                 0.0%
*    O-Net Communications Group, Ltd.                                            65,000                17,770                 0.0%
     Overseas Chinese Town Asia Holdings, Ltd.                                   40,000                14,958                 0.0%
     Pacific Online, Ltd.                                                       108,000                58,532                 0.0%
     Parkson Retail Group, Ltd.                                                 467,000               137,371                 0.0%
#    Phoenix Satellite Television Holdings, Ltd.                                378,000               116,542                 0.0%
     PICC Property & Casualty Co., Ltd. Class H                                 484,760               889,262                 0.1%
     Ping An Insurance Group Co. of China, Ltd. Class H                         146,000             1,193,510                 0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
CHINA -- (Continued)
     Poly Property Group Co., Ltd.                                              809,111  $            313,437                 0.1%
     Ports Design, Ltd.                                                         104,000                36,066                 0.0%
*    Pou Sheng International Holdings, Ltd.                                     364,687                33,423                 0.0%
*    Powerlong Real Estate Holdings, Ltd.                                       326,000                45,367                 0.0%
*    Prosperity International Holdings HK, Ltd.                                 280,000                 9,933                 0.0%
*    Qunxing Paper Holdings Co., Ltd.                                           124,416                 6,064                 0.0%
     Real Nutriceutical Group, Ltd.                                             341,000               116,151                 0.0%
#*   Renhe Commercial Holdings Co., Ltd.                                      4,466,570               178,624                 0.0%
     Road King Infrastructure, Ltd.                                              47,000                40,751                 0.0%
*    Sany Heavy Equipment International Holdings Co., Ltd.                      344,000                76,246                 0.0%
     Scud Group, Ltd.                                                           206,000                31,361                 0.0%
#*   Semiconductor Manufacturing International Corp.                          5,259,000               545,236                 0.1%
*    Semiconductor Manufacturing International Corp. ADR                         27,552               141,617                 0.0%
     Shandong Chenming Paper Holdings, Ltd. Class H                             173,500                80,245                 0.0%
     Shandong Weigao Group Medical Polymer Co., Ltd. Class H                    196,000               198,202                 0.0%
     Shanghai Industrial Holdings, Ltd.                                         109,000               335,379                 0.1%
*    Shanghai Industrial Urban Development Group, Ltd.                          636,000               117,379                 0.0%
     Shanghai Jin Jiang International Hotels Group Co., Ltd.
     Class H                                                                    332,000               113,936                 0.0%
     Shanghai Prime Machinery Co., Ltd. Class H                                 118,000                22,628                 0.0%
*    Shanghai Zendai Property, Ltd.                                             205,000                 2,774                 0.0%
     Shengli Oil & Gas Pipe Holdings, Ltd.                                      144,000                 8,532                 0.0%
     Shenguan Holdings Group, Ltd.                                              460,000               130,081                 0.0%
     Shenzhen Expressway Co., Ltd. Class H                                      258,000               165,062                 0.0%
     Shenzhen International Holdings, Ltd.                                      288,887               459,113                 0.1%
     Shenzhen Investment, Ltd.                                                  914,961               264,280                 0.0%
     Shenzhou International Group Holdings, Ltd.                                 84,000               288,921                 0.0%
     Shimao Property Holdings, Ltd.                                             461,356               994,137                 0.1%
*    Shougang Concord International Enterprises Co., Ltd.                     1,692,000                78,565                 0.0%
#    Shougang Fushan Resources Group, Ltd.                                    1,016,000               233,260                 0.0%
     Shui On Land, Ltd.                                                       1,323,021               303,737                 0.1%
*    Shunfeng Photovoltaic International, Ltd.                                   72,000                60,284                 0.0%
     Sichuan Expressway Co., Ltd. Class H                                       284,000               109,530                 0.0%
*    Sijia Group Co.                                                             30,000                   994                 0.0%
*    Sino Oil And Gas Holdings, Ltd.                                          3,375,000                87,849                 0.0%
     Sino-Ocean Land Holdings, Ltd.                                             975,503               553,987                 0.1%
#*   Sinofert Holdings, Ltd.                                                    996,000               151,693                 0.0%
     SinoMedia Holding, Ltd.                                                     54,644                33,904                 0.0%
     Sinopec Shanghai Petrochemical Co., Ltd. Class H                           290,000                89,914                 0.0%
#*   Sinopec Yizheng Chemical Fibre Co., Ltd. Class H                           336,000               148,496                 0.0%
     Sinopharm Group Co., Ltd. Class H                                          178,400               700,386                 0.1%
#*   Sinotrans Shipping, Ltd.                                                   454,173               124,231                 0.0%
     Sinotrans, Ltd. Class H                                                    552,000               438,014                 0.1%
     Sinotruk Hong Kong, Ltd.                                                   220,000               114,319                 0.0%
     SITC International Holdings Co., Ltd.                                      225,000               119,857                 0.0%
     Skyworth Digital Holdings, Ltd.                                            671,878               367,483                 0.1%
     SMI Corp., Ltd.                                                            952,000                36,863                 0.0%
     SOHO China, Ltd.                                                           528,912               387,438                 0.1%
*    Solargiga Energy Holdings, Ltd.                                            265,000                14,212                 0.0%
*    Sparkle Roll Group, Ltd.                                                   456,000                20,285                 0.0%
     Springland International Holdings, Ltd.                                    136,000                52,013                 0.0%
#    SPT Energy Group, Inc.                                                     270,000                85,062                 0.0%
     SRE Group, Ltd.                                                            886,857                25,271                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
CHINA -- (Continued)
#    Sun Art Retail Group, Ltd.                                                 360,500  $            386,467                 0.1%
     Sunac China Holdings, Ltd.                                                 642,000               557,532                 0.1%
#    Sunny Optical Technology Group Co., Ltd.                                   161,000               261,366                 0.0%
     TCC International Holdings, Ltd.                                           413,795               168,093                 0.0%
#    TCL Communication Technology Holdings, Ltd.                                148,000               145,361                 0.0%
#*   TCL Multimedia Technology Holdings, Ltd.                                   262,000                92,916                 0.0%
     Tencent Holdings, Ltd.                                                     635,200            10,209,102                 1.1%
     Tenfu Cayman Holdings Co., Ltd.                                             34,000                12,540                 0.0%
#    Texhong Textile Group, Ltd.                                                125,000                85,271                 0.0%
     Tian An China Investment Co., Ltd.                                          62,000                41,588                 0.0%
     Tian Shan Development Holding, Ltd.                                         36,000                15,461                 0.0%
#    Tiangong International Co., Ltd.                                           536,000               136,898                 0.0%
     Tianjin Capital Environmental Protection Group Co., Ltd.
     Class H                                                                     80,000                57,083                 0.0%
*    Tianjin Jinran Public Utilities Co., Ltd. Class H                           50,000                10,021                 0.0%
     Tianjin Port Development Holdings, Ltd.                                    744,000               167,954                 0.0%
     Tianneng Power International, Ltd.                                         238,000                85,135                 0.0%
     Tingyi Cayman Islands Holding Corp.                                        294,000               727,603                 0.1%
     Tomson Group, Ltd.                                                          66,969                17,692                 0.0%
     Tongda Group Holdings, Ltd.                                                430,000                56,042                 0.0%
     Tonly Electronics Holdings, Ltd.                                            14,800                12,659                 0.0%
     Towngas China Co., Ltd.                                                    248,000               259,756                 0.0%
     TPV Technology, Ltd.                                                       195,412                38,343                 0.0%
     Travelsky Technology, Ltd. Class H                                         220,500               230,114                 0.0%
     Trigiant Group, Ltd.                                                       190,000                46,024                 0.0%
     Truly International Holdings, Ltd.                                         525,140               265,571                 0.0%
#    Uni-President China Holdings, Ltd.                                         275,966               255,211                 0.0%
*    United Energy Group, Ltd.                                                  808,000               124,931                 0.0%
*    V1 Group, Ltd.                                                           1,337,400               141,608                 0.0%
#    Want Want China Holdings, Ltd.                                             886,000             1,203,032                 0.1%
     Wasion Group Holdings, Ltd.                                                146,000               152,570                 0.0%
#    Weichai Power Co., Ltd. Class H                                            102,280               392,620                 0.1%
     Weiqiao Textile Co. Class H                                                134,500                67,137                 0.0%
     Welling Holding, Ltd.                                                      294,800                63,910                 0.0%
     West China Cement, Ltd.                                                    784,000                77,879                 0.0%
*    Winsway Enterprises Holdings, Ltd.                                         405,000                18,550                 0.0%
     World Wide Touch Technology Holdings, Ltd.                                 688,000                24,842                 0.0%
     Wumart Stores, Inc. Class H                                                 83,000                71,900                 0.0%
     Xiamen International Port Co., Ltd. Class H                                564,000               148,450                 0.0%
#    Xingda International Holdings, Ltd.                                        363,000               125,652                 0.0%
#    Xinjiang Goldwind Science & Technology Co., Ltd. Class H                    70,800               127,066                 0.0%
*    Xinjiang Xinxin Mining Industry Co., Ltd. Class H                          236,000                50,800                 0.0%
     Xiwang Special Steel Co., Ltd.                                             160,000                22,451                 0.0%
     XTEP International Holdings, Ltd.                                          224,500               100,258                 0.0%
*    Yanchang Petroleum International, Ltd.                                   2,200,000               112,233                 0.0%
#    Yanzhou Coal Mining Co., Ltd. Class H                                      302,000               255,761                 0.0%
     Yanzhou Coal Mining Co., Ltd. Sponsored ADR                                 20,088               168,940                 0.0%
#    Yingde Gases Group Co., Ltd.                                               261,500               204,190                 0.0%
     Yip's Chemical Holdings, Ltd.                                               88,000                59,001                 0.0%
     Youyuan International Holdings, Ltd.                                        57,200                13,119                 0.0%
     Yuanda China Holdings, Ltd.                                                334,000                20,717                 0.0%
     Yuexiu Property Co., Ltd.                                                2,623,292               487,200                 0.1%
     Yuexiu Transport Infrastructure, Ltd.                                      176,752               106,891                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
CHINA -- (Continued)
     Yuzhou Properties Co., Ltd.                                                453,200  $            105,267                 0.0%
*    Zall Development Group, Ltd.                                               105,000                38,044                 0.0%
#    Zhaojin Mining Industry Co., Ltd.                                          289,500               152,897                 0.0%
     Zhejiang Expressway Co., Ltd. Class H                                      370,000               373,094                 0.1%
     Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H                     37,200                24,709                 0.0%
#    Zhong An Real Estate, Ltd.                                                 245,000                28,122                 0.0%
#    Zhongsheng Group Holdings, Ltd.                                            195,000               200,581                 0.0%
     Zhuzhou CSR Times Electric Co., Ltd. Class H                                79,250               340,804                 0.1%
     Zijin Mining Group Co., Ltd. Class H                                     1,126,000               288,325                 0.0%
#    Zoomlion Heavy Industry Science and Technology Co., Ltd.                   318,200               153,071                 0.0%
#    ZTE Corp. Class H                                                           81,400               196,558                 0.0%
                                                                                         --------------------  ------------------
TOTAL CHINA                                                                                       139,118,332                15.4%
                                                                                         --------------------  ------------------
COLOMBIA -- (0.7%)
     Almacenes Exito SA                                                          45,354               639,695                 0.1%
     Banco de Bogota SA                                                           4,570               151,038                 0.0%
     Bancolombia SA                                                              46,375               635,613                 0.1%
     Bancolombia SA Sponsored ADR                                                31,245             1,767,530                 0.2%
     Celsia SA ESP                                                                7,932                23,131                 0.0%
     Cementos Argos SA                                                           71,652               365,660                 0.1%
*    Cemex Latam Holdings SA                                                     31,871               284,399                 0.0%
     Constructora Conconcreto SA                                                  2,809                 2,014                 0.0%
*    Corp. Financiera Colombiana                                                    104                 1,921                 0.0%
     Corp. Financiera Colombiana SA                                               3,825                75,292                 0.0%
     Ecopetrol SA                                                               105,845               141,470                 0.0%
#    Ecopetrol SA Sponsored ADR                                                  38,708             1,037,374                 0.1%
     Empresa de Energia de Bogota SA ESP                                        233,883               185,288                 0.0%
     Empresa de Telecomunicaciones de Bogota                                     69,627                18,274                 0.0%
     Grupo Aval Acciones y Valores                                              105,297                70,624                 0.0%
     Grupo de Inversiones Suramericana SA                                         6,730               139,932                 0.0%
     Grupo Nutresa SA                                                             9,379               126,725                 0.0%
     Interconexion Electrica SA ESP                                             110,882               474,246                 0.1%
     Isagen SA ESP                                                              236,139               311,026                 0.0%
     Mineros SA                                                                   5,269                 7,132                 0.0%
                                                                                         --------------------  ------------------
TOTAL COLOMBIA                                                                                      6,458,384                 0.7%
                                                                                         --------------------  ------------------
CZECH REPUBLIC -- (0.2%)
     CEZ A.S.                                                                    32,157               889,532                 0.1%
     Komercni Banka A.S.                                                          1,996               427,626                 0.1%
     O2 Czech Republic AS                                                        33,156               370,419                 0.0%
     Pegas Nonwovens SA                                                           3,696               105,727                 0.0%
*    Unipetrol A.S.                                                              17,641               103,195                 0.0%
                                                                                         --------------------  ------------------
TOTAL CZECH REPUBLIC                                                                                1,896,499                 0.2%
                                                                                         --------------------  ------------------
EGYPT -- (0.1%)
     Commercial International Bank Egypt S.A.E. GDR                              73,311               500,530                 0.1%
*    Egyptian Financial Group-Hermes Holding GDR                                    926                 4,173                 0.0%
*    Global Telecom Holding SAE GDR                                              70,060               209,879                 0.0%
                                                                                         --------------------  ------------------
TOTAL EGYPT                                                                                           714,582                 0.1%
                                                                                         --------------------  ------------------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
GREECE -- (0.5%)
     Aegean Airlines SA                                                          14,009  $            122,042                 0.0%
*    Alpha Bank AE                                                              583,077               380,118                 0.1%
     Athens Water Supply & Sewage Co. SA (The)                                    4,595                31,734                 0.0%
     Bank of Greece                                                                  93                 1,201                 0.0%
*    Ellaktor SA                                                                  4,830                13,634                 0.0%
     FF Group                                                                    11,777               385,441                 0.1%
*    Fourlis Holdings SA                                                         16,770                65,963                 0.0%
*    Frigoglass SA                                                                9,710                26,889                 0.0%
*    GEK Terna Holding Real Estate Construction SA                                8,458                21,643                 0.0%
     Hellenic Exchanges - Athens Stock Exchange SA Holding                       29,824               200,674                 0.0%
*    Hellenic Petroleum SA                                                       24,773               127,199                 0.0%
*    Hellenic Telecommunications Organization SA                                 71,738               810,250                 0.1%
*    Intracom Holdings SA                                                        23,370                11,746                 0.0%
     JUMBO SA                                                                    30,650               336,098                 0.0%
*    Lamda Development SA                                                         2,315                 9,718                 0.0%
*    Marfin Investment Group Holdings SA                                        371,966                98,320                 0.0%
     Metka SA                                                                    13,580               132,802                 0.0%
     Motor Oil Hellas Corinth Refineries SA                                      17,390               127,398                 0.0%
*    Mytilineos Holdings SA                                                       1,760                11,334                 0.0%
*    National Bank of Greece SA                                                 175,680               423,757                 0.1%
#*   National Bank of Greece SA ADR                                              46,713               113,513                 0.0%
*    Piraeus Bank SA                                                            273,110               397,163                 0.1%
     Piraeus Port Authority                                                         880                13,567                 0.0%
*    Public Power Corp. SA                                                       28,655               217,671                 0.0%
     Terna Energy SA                                                             15,305                43,934                 0.0%
     Titan Cement Co. SA                                                         14,026               310,860                 0.0%
                                                                                         --------------------  ------------------
TOTAL GREECE                                                                                        4,434,669                 0.5%
                                                                                         --------------------  ------------------
HONG KONG -- (0.0%)
*    China Culiangwang Beverages Holdings, Ltd.                                 216,000                13,235                 0.0%
#*   Wanda Hotel Development Co., Ltd.                                           38,000                 8,089                 0.0%
                                                                                         --------------------  ------------------
TOTAL HONG KONG                                                                                        21,324                 0.0%
                                                                                         --------------------  ------------------
HUNGARY -- (0.2%)
*    FHB Mortgage Bank P.L.C.                                                     6,863                20,022                 0.0%
*    Magyar Telekom Telecommunications P.L.C.                                   131,598               182,131                 0.0%
     MOL Hungarian Oil and Gas P.L.C.                                             8,117               386,235                 0.1%
     OTP Bank P.L.C.                                                             68,194             1,129,403                 0.1%
                                                                                         --------------------  ------------------
TOTAL HUNGARY                                                                                       1,717,791                 0.2%
                                                                                         --------------------  ------------------
INDIA -- (7.9%)
*    3M India, Ltd.                                                                 173                17,444                 0.0%
     Aarti Industries                                                             4,249                21,061                 0.0%
     Aban Offshore, Ltd.                                                         10,632               107,394                 0.0%
     ABB India, Ltd.                                                              8,469               161,419                 0.0%
*    ABG Shipyard, Ltd.                                                           2,790                10,355                 0.0%
     ACC, Ltd.                                                                   13,287               323,427                 0.1%
     Adani Enterprises, Ltd.                                                     34,475               270,799                 0.0%
     Adani Ports & Special Economic Zone, Ltd.                                   92,657               432,829                 0.1%
*    Adani Power, Ltd.                                                          217,292               169,310                 0.0%
     Aditya Birla Nuvo, Ltd.                                                     14,981               410,422                 0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
INDIA -- (Continued)
*    Advanta, Ltd.                                                                4,030  $             22,139                 0.0%
     Agro Tech Foods, Ltd.                                                        1,273                12,860                 0.0%
     Ahmednagar Forgings, Ltd.                                                    7,970                52,806                 0.0%
     AIA Engineering, Ltd.                                                       11,752               179,670                 0.0%
     Akzo Nobel India, Ltd.                                                       2,710                57,457                 0.0%
     Allahabad Bank                                                              78,765               147,453                 0.0%
     Alok Industries, Ltd.                                                      324,602                66,197                 0.0%
     Amara Raja Batteries, Ltd.                                                  18,730               199,155                 0.0%
     Ambuja Cements, Ltd.                                                       155,064               573,383                 0.1%
     Amtek Auto, Ltd.                                                            40,409               108,545                 0.0%
     Amtek India, Ltd.                                                           21,468                32,378                 0.0%
     Anant Raj, Ltd.                                                             31,479                27,541                 0.0%
     Andhra Bank                                                                 43,995                60,161                 0.0%
     Apollo Tyres, Ltd.                                                         110,238               391,980                 0.1%
     Arvind, Ltd.                                                                58,551               284,164                 0.1%
*    Ashok Leyland, Ltd.                                                        419,001               316,712                 0.1%
     Asian Paints, Ltd.                                                          53,982               575,016                 0.1%
     Atul, Ltd.                                                                   4,412                91,491                 0.0%
     Axis Bank, Ltd.                                                            304,890             2,184,135                 0.3%
     Bajaj Auto, Ltd.                                                            16,444               698,387                 0.1%
     Bajaj Corp., Ltd.                                                           10,815                50,010                 0.0%
     Bajaj Electricals, Ltd.                                                      7,154                32,927                 0.0%
     Bajaj Finance, Ltd.                                                            500                22,598                 0.0%
     Bajaj Finserv, Ltd.                                                         11,415               198,830                 0.0%
*    Bajaj Hindusthan, Ltd.                                                     124,005                39,217                 0.0%
     Bajaj Holdings & Investment, Ltd.                                            7,907               178,302                 0.0%
     Balkrishna Industries, Ltd.                                                  9,305               116,613                 0.0%
     Ballarpur Industries, Ltd.                                                 146,169                40,209                 0.0%
     Balmer Lawrie & Co., Ltd.                                                    3,452                35,000                 0.0%
*    Balrampur Chini Mills, Ltd.                                                 46,572                41,500                 0.0%
     Bank of Baroda                                                              23,606               356,622                 0.1%
     Bank of India                                                               53,683               247,713                 0.0%
     Bank Of Maharashtra                                                         21,459                15,102                 0.0%
     Bannari Amman Sugars, Ltd.                                                     894                18,261                 0.0%
     BASF India, Ltd.                                                             2,566                50,862                 0.0%
     Bata India, Ltd.                                                             2,638                54,658                 0.0%
     BEML, Ltd.                                                                   5,261                57,882                 0.0%
     Berger Paints India, Ltd.                                                   37,916               245,406                 0.0%
     BGR Energy Systems, Ltd.                                                     7,400                20,165                 0.0%
     Bharat Forge, Ltd.                                                          40,407               533,697                 0.1%
     Bharat Petroleum Corp., Ltd.                                                42,234               495,843                 0.1%
     Bharti Airtel, Ltd.                                                        148,216               965,353                 0.1%
     Bhushan Steel, Ltd.                                                         21,056                36,260                 0.0%
     Birla Corp., Ltd.                                                            7,647                65,072                 0.0%
     Blue Dart Express, Ltd.                                                        960                83,429                 0.0%
     Blue Star, Ltd.                                                              9,721                53,133                 0.0%
     Bombay Dyeing & Manufacturing Co., Ltd.                                     56,063                61,014                 0.0%
     Bosch, Ltd.                                                                  1,258               304,189                 0.1%
     Britannia Industries, Ltd.                                                  10,913               273,041                 0.1%
     Cairn India, Ltd.                                                          146,721               678,404                 0.1%
     Canara Bank                                                                 33,813               220,724                 0.0%
     Carborundum Universal, Ltd.                                                 35,694               111,365                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
INDIA -- (Continued)
*    Central Bank Of India                                                       87,768  $             96,050                 0.0%
     Century Plyboards India, Ltd.                                               31,384                70,243                 0.0%
     Century Textiles & Industries, Ltd.                                         17,005               152,959                 0.0%
     CESC, Ltd.                                                                  23,993               263,636                 0.0%
     Chambal Fertilizers & Chemicals, Ltd.                                       65,406                65,665                 0.0%
*    Chennai Petroleum Corp., Ltd.                                               16,461                27,356                 0.0%
     City Union Bank, Ltd.                                                       65,932                90,828                 0.0%
     Clariant Chemicals India, Ltd.                                               3,530                56,167                 0.0%
     CMC, Ltd.                                                                    3,585               113,420                 0.0%
     Colgate-Palmolive India, Ltd.                                               15,059               415,634                 0.1%
     Container Corp. Of India, Ltd.                                              14,177               310,761                 0.1%
     Coromandel International, Ltd.                                              31,176               168,133                 0.0%
     Corp. Bank                                                                  12,908                70,849                 0.0%
     Cox & Kings, Ltd.                                                           17,019                79,178                 0.0%
     CRISIL, Ltd.                                                                 1,781                53,074                 0.0%
     Crompton Greaves, Ltd.                                                      80,947               247,415                 0.0%
     Cummins India, Ltd.                                                         20,512               245,419                 0.0%
     Cyient, Ltd.                                                                24,161               187,241                 0.0%
     Dabur India, Ltd.                                                           79,729               296,230                 0.1%
     Dalmia Bharat, Ltd.                                                         25,540               175,360                 0.0%
     DB Corp., Ltd.                                                               3,444                19,969                 0.0%
*    DB Realty, Ltd.                                                             19,776                21,904                 0.0%
*    DCB Bank, Ltd.                                                              48,224                72,043                 0.0%
     DCM Shriram, Ltd.                                                           36,958               133,555                 0.0%
     Deepak Fertilisers & Petrochemicals Corp., Ltd.                             12,197                30,932                 0.0%
*    DEN Networks, Ltd.                                                          11,158                29,982                 0.0%
     Dena Bank                                                                   66,087                68,666                 0.0%
*    Dish TV India, Ltd.                                                        113,898               106,686                 0.0%
     Divi's Laboratories, Ltd.                                                   11,111               338,997                 0.1%
     DLF, Ltd.                                                                  138,785               280,766                 0.1%
     eClerx Services, Ltd.                                                        5,840               123,437                 0.0%
     Edelweiss Financial Services, Ltd.                                         101,952                90,577                 0.0%
     Eicher Motors, Ltd.                                                          2,160               447,203                 0.1%
*    EID Parry India, Ltd.                                                       24,217                86,371                 0.0%
     EIH, Ltd.                                                                   28,592                47,448                 0.0%
     Emami, Ltd.                                                                 19,227               253,572                 0.0%
     Engineers India, Ltd.                                                       30,229               133,395                 0.0%
     Entertainment Network India, Ltd.                                            2,514                20,676                 0.0%
*    Eros International Media, Ltd.                                               7,714                31,392                 0.0%
     Escorts, Ltd.                                                               17,545                48,365                 0.0%
     Ess Dee Aluminium, Ltd.                                                      5,402                31,192                 0.0%
*    Essar Oil, Ltd.                                                            101,344               199,552                 0.0%
     Essar Ports, Ltd.                                                           25,367                39,621                 0.0%
     Exide Industries, Ltd.                                                      95,465               245,086                 0.0%
     FAG Bearings India, Ltd.                                                     3,749               189,329                 0.0%
     Federal Bank, Ltd.                                                         216,870               503,102                 0.1%
*    Federal-Mogul Goetze India, Ltd.                                             2,252                11,151                 0.0%
     Financial Technologies India, Ltd.                                           5,623                16,011                 0.0%
     Finolex Cables, Ltd.                                                        15,424                56,261                 0.0%
     Finolex Industries, Ltd.                                                    15,856                82,453                 0.0%
*    Firstsource Solutions, Ltd.                                                 81,297                51,765                 0.0%
     Future Retail, Ltd.                                                         13,205                24,830                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
INDIA -- (Continued)
     GAIL India, Ltd.                                                            99,487  $            855,397                 0.1%
     Gateway Distriparks, Ltd.                                                   21,500               100,475                 0.0%
*    Gitanjali Gems, Ltd.                                                        13,227                12,390                 0.0%
     GMR Infrastructure, Ltd.                                                   324,311               114,694                 0.0%
     Godrej Consumer Products, Ltd.                                              25,818               404,364                 0.1%
     Godrej Industries, Ltd.                                                     23,561               115,438                 0.0%
     Godrej Properties, Ltd.                                                     16,252                64,233                 0.0%
     Graphite India, Ltd.                                                        13,004                19,845                 0.0%
     Grasim Industries, Ltd.                                                      3,807               217,267                 0.0%
     Great Eastern Shipping Co., Ltd. (The)                                      13,772                88,739                 0.0%
     Greaves Cotton, Ltd.                                                        20,113                42,425                 0.0%
     Gruh Finance, Ltd.                                                          21,900                75,873                 0.0%
     Gujarat Alkalies & Chemicals, Ltd.                                           7,954                25,575                 0.0%
     Gujarat Fluorochemicals, Ltd.                                                7,167                89,582                 0.0%
     Gujarat Gas Co., Ltd.                                                       11,464                90,250                 0.0%
     Gujarat Mineral Development Corp., Ltd.                                     22,860                56,881                 0.0%
     Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.                        14,377                20,086                 0.0%
*    Gujarat NRE Coke, Ltd.                                                     127,013                15,457                 0.0%
*    Gujarat Pipavav Port, Ltd.                                                  62,657               168,777                 0.0%
     Gujarat State Fertilisers & Chemicals, Ltd.                                 48,561                95,700                 0.0%
     Gujarat State Petronet, Ltd.                                                74,216               117,010                 0.0%
*    GVK Power & Infrastructure, Ltd.                                           350,798                66,531                 0.0%
*    Hathway Cable & Datacom, Ltd.                                               14,049                70,531                 0.0%
     Havells India, Ltd.                                                         63,865               296,631                 0.1%
*    HCL Infosystems, Ltd.                                                       30,430                36,228                 0.0%
     HCL Technologies, Ltd.                                                      73,537             1,934,448                 0.2%
     HDFC Bank, Ltd.                                                            198,696             2,961,253                 0.3%
     HEG, Ltd.                                                                    2,331                11,477                 0.0%
*    HeidelbergCement India, Ltd.                                                23,375                33,723                 0.0%
     Hero MotoCorp, Ltd.                                                         17,272               862,198                 0.1%
*    Hexa Tradex, Ltd.                                                            6,867                 2,832                 0.0%
     Hexaware Technologies, Ltd.                                                 76,617               246,245                 0.0%
*    Himachal Futuristic Communications, Ltd.                                   194,129                58,050                 0.0%
     Himadri Chemicals & Industries, Ltd.                                        13,920                 6,511                 0.0%
     Hindalco Industries, Ltd.                                                  439,261             1,167,555                 0.1%
*    Hindustan Construction Co., Ltd.                                           110,597                59,437                 0.0%
     Hindustan Petroleum Corp., Ltd.                                             35,804               305,088                 0.1%
     Hindustan Unilever, Ltd.                                                    62,874               753,874                 0.1%
     Honeywell Automation India, Ltd.                                               639                58,286                 0.0%
*    Housing Development & Infrastructure, Ltd.                                 125,287               170,121                 0.0%
     HSIL, Ltd.                                                                   9,424                57,399                 0.0%
     HT Media, Ltd.                                                              22,426                42,838                 0.0%
     ICICI Bank, Ltd.                                                            33,201               880,950                 0.1%
     ICICI Bank, Ltd. Sponsored ADR                                              30,079             1,695,252                 0.2%
     IDBI Bank, Ltd.                                                            153,432               176,325                 0.0%
     Idea Cellular, Ltd.                                                        303,870               805,114                 0.1%
     IDFC, Ltd.                                                                  93,711               238,432                 0.0%
     IIFL Holdings, Ltd.                                                         67,322               186,504                 0.0%
     IL&FS Transportation Networks, Ltd.                                          8,695                28,086                 0.0%
     India Cements, Ltd. (The)                                                   89,480               162,233                 0.0%
     Indiabulls Housing Finance, Ltd.                                            48,033               328,347                 0.1%
     Indian Bank                                                                 34,704                94,012                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
INDIA -- (Continued)
*    Indian Hotels Co., Ltd.                                                    123,579  $            210,802                 0.0%
     Indian Oil Corp., Ltd.                                                      55,848               327,228                 0.1%
     Indian Overseas Bank                                                        82,909                79,584                 0.0%
     Indraprastha Gas, Ltd.                                                      19,290               124,585                 0.0%
     IndusInd Bank, Ltd.                                                         59,385               695,570                 0.1%
     Info Edge India, Ltd.                                                        2,859                39,311                 0.0%
     Infosys, Ltd.                                                               41,412             2,747,089                 0.3%
#    Infosys, Ltd. Sponsored ADR                                                 31,765             2,123,808                 0.3%
     ING Vysya Bank, Ltd.                                                        11,641               122,213                 0.0%
     Ingersoll-Rand India, Ltd.                                                   1,145                16,707                 0.0%
     Intellect Design Arena, Ltd.                                                24,242                18,951                 0.0%
     IRB Infrastructure Developers, Ltd.                                         53,704               220,455                 0.0%
     Jagran Prakashan, Ltd.                                                      32,365                68,069                 0.0%
     Jain Irrigation Systems, Ltd.                                              114,510               169,081                 0.0%
*    Jaiprakash Power Ventures, Ltd.                                            256,079                55,763                 0.0%
     Jammu & Kashmir Bank, Ltd. (The)                                            80,500               182,055                 0.0%
*    Jaypee Infratech, Ltd.                                                     117,991                44,088                 0.0%
     Jindal Saw, Ltd.                                                            49,941                63,227                 0.0%
*    Jindal Stainless, Ltd.                                                       8,727                 4,824                 0.0%
     Jindal Steel & Power, Ltd.                                                 118,865               311,761                 0.1%
     JK Cement, Ltd.                                                              3,293                32,659                 0.0%
     JK Lakshmi Cement, Ltd.                                                     13,600                82,654                 0.0%
     JM Financial, Ltd.                                                          63,370                48,842                 0.0%
     JSW Energy, Ltd.                                                           207,354               269,610                 0.0%
     JSW Steel, Ltd.                                                             35,027               716,668                 0.1%
*    Jubilant Foodworks, Ltd.                                                     9,613               198,541                 0.0%
     Kajaria Ceramics, Ltd.                                                      11,044               107,878                 0.0%
     Kalpataru Power Transmission, Ltd.                                          15,545                42,977                 0.0%
     Kansai Nerolac Paints, Ltd.                                                    826                25,899                 0.0%
     Karnataka Bank, Ltd. (The)                                                  43,127                87,318                 0.0%
     Karur Vysya Bank, Ltd. (The)                                                16,519               147,624                 0.0%
     Kaveri Seed Co., Ltd.                                                        7,635               114,702                 0.0%
     KEC International, Ltd.                                                     23,439                41,508                 0.0%
*    Kesoram Industries, Ltd.                                                    15,907                32,109                 0.0%
     Kirloskar Oil Engines, Ltd.                                                 41,696               175,056                 0.0%
     Kotak Mahindra Bank, Ltd.                                                   78,990             1,442,714                 0.2%
     KPIT Technologies, Ltd.                                                     32,244                86,919                 0.0%
     Lakshmi Machine Works, Ltd.                                                    596                38,653                 0.0%
     Lakshmi Vilas Bank, Ltd. (The)                                              12,640                15,515                 0.0%
*    Lanco Infratech, Ltd.                                                      258,577                28,764                 0.0%
     Larsen & Toubro, Ltd.                                                            1                    13                 0.0%
     LIC Housing Finance, Ltd.                                                   55,062               324,227                 0.1%
     Maharashtra Seamless, Ltd.                                                  10,478                53,431                 0.0%
     Mahindra Holidays & Resorts India, Ltd.                                     10,098                47,094                 0.0%
     Mahindra Lifespace Developers, Ltd.                                          2,349                19,405                 0.0%
     Marico, Ltd.                                                                40,967               207,735                 0.0%
     Maruti Suzuki India, Ltd.                                                   19,851             1,077,384                 0.1%
     McLeod Russel India, Ltd.                                                   17,365                73,521                 0.0%
     MindTree, Ltd.                                                              16,876               301,175                 0.1%
     Monnet Ispat & Energy, Ltd.                                                  4,518                 6,143                 0.0%
     Monsanto India, Ltd.                                                         2,343               114,256                 0.0%
     Motherson Sumi Systems, Ltd.                                                73,650               505,031                 0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
INDIA -- (Continued)
     Motilal Oswal Financial Services, Ltd.                                       1,571  $              5,472                 0.0%
     Mphasis, Ltd.                                                               21,769               141,836                 0.0%
     MRF, Ltd.                                                                      562               286,269                 0.1%
     National Aluminium Co., Ltd.                                                90,419                84,105                 0.0%
     Navneet Education, Ltd.                                                     34,539                57,749                 0.0%
     NCC, Ltd.(B0FXGP0)                                                          56,278                54,245                 0.0%
     NCC, Ltd.()                                                                 65,658                63,786                 0.0%
     Nestle India, Ltd.                                                           2,571               263,032                 0.0%
     NHPC, Ltd.                                                                 658,988               220,715                 0.0%
     NIIT Technologies, Ltd.                                                      9,921                62,409                 0.0%
     Nitin Fire Protection Industries, Ltd.                                      12,230                12,545                 0.0%
     NTPC, Ltd.                                                                 197,919               483,696                 0.1%
     Oberoi Realty, Ltd.                                                         11,820                47,338                 0.0%
     OMAXE, Ltd.                                                                 23,757                50,849                 0.0%
*    Opto Circuits India, Ltd.                                                   27,524                 8,568                 0.0%
     Oracle Financial Services Software, Ltd.                                     4,537               249,455                 0.0%
     Orient Cement, Ltd.                                                         10,368                25,007                 0.0%
     Oriental Bank of Commerce                                                   41,394               192,181                 0.0%
     Page Industries, Ltd.                                                        1,272               184,539                 0.0%
*    Parsvnath Developers, Ltd.                                                  25,750                 8,491                 0.0%
     Peninsula Land, Ltd.                                                        17,769                10,400                 0.0%
     Persistent Systems, Ltd.                                                     4,222                89,298                 0.0%
     Petronet LNG, Ltd.                                                          70,049               226,647                 0.0%
     Phoenix Mills, Ltd. (The)                                                    4,470                27,774                 0.0%
     PI Industries, Ltd.                                                          7,825                56,732                 0.0%
     Pidilite Industries, Ltd.                                                   30,910               207,963                 0.0%
*    Pipavav Defence & Offshore Engineering Co., Ltd.                            43,598                27,273                 0.0%
     Polaris Financial Technology, Ltd.                                          24,242                73,913                 0.0%
     Power Grid Corp. of India, Ltd.                                            198,866               470,915                 0.1%
     Praj Industries, Ltd.                                                       11,749                12,053                 0.0%
     Prestige Estates Projects, Ltd.                                             26,333                96,340                 0.0%
*    Prism Cement, Ltd.                                                          30,789                37,579                 0.0%
     Procter & Gamble Hygiene & Health Care, Ltd.                                   890                77,885                 0.0%
     PTC India Financial Services, Ltd.                                          53,424                43,984                 0.0%
     PTC India, Ltd.                                                             87,628               131,010                 0.0%
*    Punj Lloyd, Ltd.                                                            67,418                41,944                 0.0%
     Punjab National Bank                                                         2,000                30,285                 0.0%
     Rain Industries, Ltd.                                                       24,198                19,569                 0.0%
     Rallis India, Ltd.                                                          29,193               109,144                 0.0%
     Ramco Cements, Ltd. (The)                                                   20,370               114,620                 0.0%
     Raymond, Ltd.                                                               15,056               113,237                 0.0%
     Redington India, Ltd.                                                       49,772                82,906                 0.0%
     REI Agro, Ltd.                                                             150,380                 6,012                 0.0%
*    Reliance Communications, Ltd.                                              197,305               339,438                 0.1%
     Reliance Infrastructure, Ltd.                                               35,805               369,986                 0.1%
*    Reliance Power, Ltd.                                                       241,272               299,897                 0.1%
     Rolta India, Ltd.                                                           48,545                87,290                 0.0%
     Ruchi Soya Industries, Ltd.                                                 35,351                21,797                 0.0%
     Sadbhav Engineering, Ltd.                                                   13,589                51,782                 0.0%
*    Schneider Electric Infrastructure, Ltd.                                      5,931                14,787                 0.0%
     Sesa Sterlite, Ltd.                                                        358,189             1,492,538                 0.2%
     Sesa Sterlite, Ltd. ADR                                                      4,742                79,862                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
INDIA -- (Continued)
*    Shipping Corp. of India, Ltd.                                               48,415  $             47,483                 0.0%
     Shree Cement, Ltd.                                                           2,266               335,172                 0.1%
*    Shree Renuka Sugars, Ltd.                                                   44,771                12,384                 0.0%
     Shriram Transport Finance Co., Ltd.                                         12,944               199,940                 0.0%
     Siemens, Ltd.                                                               19,104               270,244                 0.0%
     Sintex Industries, Ltd.                                                     54,687                85,989                 0.0%
     SJVN, Ltd.                                                                 106,096                41,391                 0.0%
     SKF India, Ltd.                                                              3,672                73,964                 0.0%
     Sobha Developers, Ltd.                                                      16,355               114,919                 0.0%
     Solar Industries India, Ltd.                                                   979                40,112                 0.0%
     South Indian Bank, Ltd. (The)                                              167,881                75,919                 0.0%
     SRF, Ltd.                                                                    8,714               119,750                 0.0%
     Star Ferro and Cement, Ltd.                                                  6,270                 7,221                 0.0%
     State Bank of Bikaner & Jaipur                                               4,707                43,560                 0.0%
     State Bank of India                                                         21,741               955,758                 0.1%
     State Bank of India GDR                                                      1,197               105,138                 0.0%
     Sterlite Technologies, Ltd.                                                 69,907                81,045                 0.0%
     Sun TV Network, Ltd.                                                        30,825               164,125                 0.0%
     Sundram Fasteners, Ltd.                                                     15,952                40,230                 0.0%
     Supreme Industries, Ltd.                                                    12,360               120,739                 0.0%
*    Suzlon Energy, Ltd.                                                        336,172                72,761                 0.0%
     Syndicate Bank                                                              78,885               161,250                 0.0%
     Tata Chemicals, Ltd.                                                        30,374               201,214                 0.0%
     Tata Communications, Ltd.                                                   20,486               134,541                 0.0%
     Tata Consultancy Services, Ltd.                                             66,580             2,840,320                 0.3%
     Tata Elxsi, Ltd.                                                             5,515                55,755                 0.0%
     Tata Global Beverages, Ltd.                                                123,030               320,772                 0.1%
     Tata Motors, Ltd.                                                          101,494               886,374                 0.1%
#    Tata Motors, Ltd. Sponsored ADR                                             24,475             1,152,772                 0.1%
     Tata Power Co., Ltd.                                                       274,258               421,586                 0.1%
     Tata Steel, Ltd.                                                           144,064             1,147,834                 0.1%
*    Tata Teleservices Maharashtra, Ltd.                                        327,863                49,142                 0.0%
     Tech Mahindra, Ltd.                                                         34,193             1,403,476                 0.2%
     Techno Electric & Engineering Co., Ltd.                                        831                 3,631                 0.0%
     Texmaco Rail & Engineering, Ltd.                                             5,750                 8,992                 0.0%
     Thermax, Ltd.                                                               11,921               172,105                 0.0%
     Timken India, Ltd.                                                           2,794                18,933                 0.0%
     Titan Co., Ltd.                                                             46,614               297,522                 0.1%
     Torrent Power, Ltd.                                                         32,752                87,490                 0.0%
     Transport Corp. of India, Ltd.                                              11,631                42,905                 0.0%
     Tree House Education and Accessories, Ltd.                                   1,505                10,875                 0.0%
     Trent, Ltd.                                                                  2,317                50,074                 0.0%
     Triveni Turbine, Ltd.                                                       33,780                49,339                 0.0%
     TTK Prestige, Ltd.                                                           1,138                72,662                 0.0%
     Tube Investments of India, Ltd.                                             19,977               113,622                 0.0%
*    TV18 Broadcast, Ltd.                                                       257,802               122,174                 0.0%
     TVS Motor Co., Ltd.                                                         52,589               221,611                 0.0%
     UCO Bank                                                                    92,115               131,000                 0.0%
     Ultratech Cement, Ltd.                                                      10,085               418,332                 0.1%
     Union Bank of India                                                         62,624               228,959                 0.0%
*    Unitech, Ltd.                                                              628,689               209,256                 0.0%
     UPL, Ltd.                                                                   99,986               563,997                 0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
INDIA -- (Continued)
*    Usha Martin, Ltd.                                                           15,735  $              6,746                 0.0%
     V-Guard Industries, Ltd.                                                     2,721                40,407                 0.0%
     VA Tech Wabag, Ltd.                                                          2,406                62,408                 0.0%
     Vakrangee, Ltd.                                                             29,202                60,397                 0.0%
     Vardhman Textiles, Ltd.                                                      4,052                28,935                 0.0%
     Videocon Industries, Ltd.                                                   28,713                78,523                 0.0%
     Vijaya Bank                                                                 67,325                52,256                 0.0%
     VIP Industries, Ltd.                                                        22,281                40,426                 0.0%
     Voltas, Ltd.                                                                37,318               152,372                 0.0%
     WABCO India, Ltd.                                                            1,336                78,875                 0.0%
     Welspun Corp., Ltd.                                                         44,425                55,267                 0.0%
*    Welspun Enterprises, Ltd.                                                    2,221                 7,326                 0.0%
     Wipro, Ltd.                                                                119,456             1,102,147                 0.1%
     Yes Bank, Ltd.                                                              72,986               811,442                 0.1%
     Zee Entertainment Enterprises, Ltd.                                        144,069               806,916                 0.1%
     Zensar Technologies, Ltd.                                                    3,141                30,947                 0.0%
     Zydus Wellness, Ltd.                                                         1,930                19,757                 0.0%
                                                                                         --------------------  ------------------
TOTAL INDIA                                                                                        76,818,216                 8.5%
                                                                                         --------------------  ------------------
INDONESIA -- (3.0%)
     Ace Hardware Indonesia Tbk PT                                            2,579,200               173,110                 0.0%
     Adaro Energy Tbk PT                                                      4,639,000               436,241                 0.1%
     Adhi Karya Persero Tbk PT                                                  548,000               124,910                 0.0%
     Agung Podomoro Land Tbk PT                                               3,407,800                99,548                 0.0%
     AKR Corporindo Tbk PT                                                      413,500               168,467                 0.0%
     Alam Sutera Realty Tbk PT                                                5,334,000               204,798                 0.0%
     Aneka Tambang Persero Tbk PT                                             1,906,500               153,121                 0.0%
     Arwana Citramulia Tbk PT                                                 1,498,000               113,422                 0.0%
     Asahimas Flat Glass Tbk PT                                                   2,000                 1,111                 0.0%
     Astra Agro Lestari Tbk PT                                                  188,300               366,236                 0.1%
     Astra Graphia Tbk PT                                                       236,000                43,334                 0.0%
     Astra International Tbk PT                                               3,964,600             2,222,995                 0.3%
*    Bakrie and Brothers Tbk PT                                              10,309,000                42,652                 0.0%
*    Bakrie Telecom Tbk PT                                                    4,450,000                18,411                 0.0%
*    Bakrieland Development Tbk PT                                            8,497,250                35,156                 0.0%
     Bank Bukopin Tbk PT                                                      1,576,000                98,423                 0.0%
     Bank Central Asia Tbk PT                                                 1,290,300             1,392,931                 0.2%
     Bank Danamon Indonesia Tbk PT                                              592,742               206,718                 0.0%
     Bank Mandiri Persero Tbk PT                                              1,641,472             1,409,785                 0.2%
     Bank Negara Indonesia Persero Tbk PT                                     1,698,500               837,131                 0.1%
*    Bank Pan Indonesia Tbk PT                                                1,444,000               119,482                 0.0%
     Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT                     2,201,900               137,603                 0.0%
     Bank Permata Tbk PT                                                          7,500                   918                 0.0%
     Bank Rakyat Indonesia Persero Tbk PT                                     2,711,000             2,484,350                 0.3%
     Bank Tabungan Negara Persero Tbk PT                                      2,380,173               220,651                 0.0%
*    Bank Tabungan Pensiunan Nasional Tbk PT                                    413,000               144,605                 0.0%
*    Barito Pacific Tbk PT                                                      711,500                15,768                 0.0%
*    Bayan Resources Tbk PT                                                      13,000                 7,448                 0.0%
*    Benakat Integra Tbk PT                                                   4,345,000                49,978                 0.0%
*    Berau Coal Energy Tbk PT                                                   848,500                 6,740                 0.0%
*    Berlian Laju Tanker Tbk PT                                               2,525,666                    --                 0.0%
     BISI International Tbk PT                                                  645,500                26,184                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
INDONESIA -- (Continued)
*    Borneo Lumbung Energi & Metal Tbk PT                                     1,991,000  $             11,201                 0.0%
*    Bumi Resources Minerals Tbk PT                                           1,984,200                60,978                 0.0%
     Bumi Serpong Damai PT                                                    2,542,700               337,904                 0.1%
     BW Plantation Tbk PT                                                     1,110,500                50,137                 0.0%
*    Central Proteinaprima Tbk PT                                             5,740,500                23,751                 0.0%
     Charoen Pokphand Indonesia Tbk PT                                        1,556,715               541,385                 0.1%
     Ciputra Development Tbk PT                                               3,135,400               297,331                 0.1%
     Ciputra Property Tbk PT                                                  1,443,500                90,190                 0.0%
     Ciputra Surya Tbk PT                                                       430,000                86,283                 0.0%
     Citra Marga Nusaphala Persada Tbk PT                                       603,500               157,578                 0.0%
*    Darma Henwa Tbk PT                                                       3,026,500                12,522                 0.0%
*    Delta Dunia Makmur Tbk PT                                                  563,300                10,079                 0.0%
     Elnusa Tbk PT                                                            1,983,800                84,995                 0.0%
*    Energi Mega Persada Tbk PT                                              15,020,500               140,906                 0.0%
*    Erajaya Swasembada Tbk PT                                                  623,200                52,677                 0.0%
*    Exploitasi Energi Indonesia Tbk PT                                       1,976,500                30,102                 0.0%
     Express Transindo Utama Tbk PT                                             956,700                92,271                 0.0%
*    Fajar Surya Wisesa Tbk PT                                                  146,000                19,451                 0.0%
     Gajah Tunggal Tbk PT                                                       951,700               113,430                 0.0%
*    Garuda Indonesia Persero Tbk PT                                            567,146                24,875                 0.0%
     Global Mediacom Tbk PT                                                   2,657,800               431,362                 0.1%
*    Golden Eagle Energy Tbk PT                                                 120,750                17,985                 0.0%
*    Gozco Plantations Tbk PT                                                   531,000                 4,260                 0.0%
*    Hanson International Tbk PT                                              3,656,900               187,647                 0.0%
     Harum Energy Tbk PT                                                        645,200                84,413                 0.0%
     Hexindo Adiperkasa Tbk PT                                                  121,000                35,968                 0.0%
     Holcim Indonesia Tbk PT                                                    490,500                95,366                 0.0%
     Indah Kiat Pulp & Paper Corp. Tbk PT                                       872,300                82,963                 0.0%
*    Indika Energy Tbk PT                                                       589,500                31,000                 0.0%
     Indo Tambangraya Megah Tbk PT                                              123,000               215,818                 0.0%
     Indocement Tunggal Prakarsa Tbk PT                                         252,800               501,046                 0.1%
     Indofood CBP Sukses Makmur Tbk PT                                          167,500               153,177                 0.0%
     Indofood Sukses Makmur Tbk PT                                            1,112,600               628,437                 0.1%
*    Indosat Tbk PT                                                             356,300               108,082                 0.0%
*    Inovisi Infracom Tbk PT                                                    668,445                28,763                 0.0%
     Intiland Development Tbk PT                                              3,881,800               191,176                 0.0%
     Japfa Comfeed Indonesia Tbk PT                                           1,682,500               174,885                 0.0%
     Jasa Marga Persero Tbk PT                                                  507,500               266,821                 0.0%
     Kawasan Industri Jababeka Tbk PT                                         9,098,114               204,948                 0.0%
*    Krakatau Steel Persero Tbk PT                                              252,000                 9,928                 0.0%
*    Lippo Cikarang Tbk PT                                                      206,500               145,320                 0.0%
     Malindo Feedmill Tbk PT                                                    449,100               116,136                 0.0%
     Matahari Putra Prima Tbk PT                                                958,000               249,436                 0.0%
     Mayora Indah Tbk PT                                                        121,333               283,877                 0.0%
     Medco Energi Internasional Tbk PT                                          594,400               189,313                 0.0%
     Media Nusantara Citra Tbk PT                                             1,244,400               288,489                 0.0%
     Mitra Adiperkasa Tbk PT                                                    450,100               197,613                 0.0%
     MNC Investama Tbk PT                                                     8,815,200               244,377                 0.0%
     MNC Sky Vision Tbk PT                                                      269,000                42,340                 0.0%
     Modern Internasional Tbk PT                                                312,000                18,704                 0.0%
     Modernland Realty Tbk PT                                                 3,668,600               150,948                 0.0%
     Multipolar Tbk PT                                                        2,524,400               196,565                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
INDONESIA -- (Continued)
     Multistrada Arah Sarana Tbk PT                                              33,500  $              1,150                 0.0%
     Nippon Indosari Corpindo Tbk PT                                            392,500                40,288                 0.0%
*    Nusantara Infrastructure Tbk PT                                          4,397,000                71,355                 0.0%
     Pakuwon Jati Tbk PT                                                      7,826,000               291,438                 0.1%
*    Panin Financial Tbk PT                                                   7,606,400               168,184                 0.0%
*    Paninvest Tbk PT                                                           992,000                54,635                 0.0%
     Pembangunan Perumahan Persero Tbk PT                                     1,117,500               243,233                 0.0%
     Perusahaan Gas Negara Persero Tbk PT                                     1,708,000               841,343                 0.1%
     Perusahaan Perkebunan London Sumatra Indonesia Tbk PT                    1,846,100               297,209                 0.1%
*    Polychem Indonesia Tbk PT                                                  312,500                 4,578                 0.0%
     Ramayana Lestari Sentosa Tbk PT                                          1,309,000                87,896                 0.0%
     Resource Alam Indonesia Tbk PT                                             116,500                12,149                 0.0%
     Salim Ivomas Pratama Tbk PT                                              1,093,700                70,091                 0.0%
     Samindo Resources Tbk PT                                                    62,250                 2,628                 0.0%
     Sampoerna Agro PT                                                          234,500                40,754                 0.0%
     Selamat Sempurna Tbk PT                                                    259,500                96,515                 0.0%
     Semen Indonesia Persero Tbk PT                                             547,400               719,039                 0.1%
*    Sentul City Tbk PT                                                      15,720,700               115,935                 0.0%
     Sinar Mas Agro Resources & Technology Tbk PT                                36,000                22,990                 0.0%
     Sinar Mas Multiartha Tbk PT                                                 16,500                 3,958                 0.0%
*    Sugih Energy Tbk PT                                                      5,053,200               176,366                 0.0%
     Summarecon Agung Tbk PT                                                  3,586,464               373,869                 0.1%
     Surya Citra Media Tbk PT                                                   648,000               181,388                 0.0%
     Surya Semesta Internusa Tbk PT                                           1,407,000                88,415                 0.0%
     Suryainti Permata Tbk PT                                                 1,280,000                    --                 0.0%
     Tambang Batubara Bukit Asam Persero Tbk PT                                 382,221               410,068                 0.1%
     Telekomunikasi Indonesia Persero Tbk PT                                    800,000               182,198                 0.0%
     Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR                       35,659             1,617,136                 0.2%
*    Tiga Pilar Sejahtera Food Tbk                                              576,500               104,507                 0.0%
     Timah Persero Tbk PT                                                     1,669,931               170,836                 0.0%
*    Tiphone Mobile Indonesia Tbk PT                                            597,600                46,534                 0.0%
     Total Bangun Persada Tbk PT                                              1,092,200                81,932                 0.0%
     Tower Bersama Infrastructure Tbk PT                                        627,600               462,287                 0.1%
*    Trada Maritime Tbk PT                                                      946,500               108,376                 0.0%
*    Truba Alam Manunggal Engineering PT                                      3,328,000                 2,203                 0.0%
     Tunas Baru Lampung Tbk PT                                                  446,000                25,839                 0.0%
     Tunas Ridean Tbk PT                                                        238,000                12,213                 0.0%
     Ultrajaya Milk Industry & Trading Co. Tbk PT                               203,000                64,238                 0.0%
     Unilever Indonesia Tbk PT                                                  242,800               611,314                 0.1%
     United Tractors Tbk PT                                                     428,895               651,488                 0.1%
     Vale Indonesia Tbk PT                                                    1,123,300               352,027                 0.1%
*    Visi Media Asia Tbk PT                                                     774,400                29,418                 0.0%
     Waskita Karya Persero Tbk PT                                               649,200                52,121                 0.0%
     Wijaya Karya Persero Tbk PT                                                633,000               149,881                 0.0%
     XL Axiata Tbk PT                                                           803,000               367,212                 0.1%
                                                                                         --------------------  ------------------
TOTAL INDONESIA                                                                                    28,684,670                 3.2%
                                                                                         --------------------  ------------------
MALAYSIA -- (3.9%)
     Aeon Co. M Bhd                                                             207,400               236,401                 0.0%
     Aeon Credit Service M Bhd                                                    2,160                10,338                 0.0%
     Affin Holdings Bhd                                                         242,770               238,561                 0.0%
#    AirAsia Bhd                                                                556,500               423,018                 0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
MALAYSIA -- (Continued)
#    Alam Maritim Resources Bhd                                                 212,100  $             71,088                 0.0%
     Alliance Financial Group Bhd                                               364,600               531,394                 0.1%
     AMMB Holdings Bhd                                                          554,175             1,142,590                 0.1%
     Amway Malaysia Hldgs Bhd                                                    16,600                58,731                 0.0%
     Ann Joo Resources Bhd                                                       94,700                34,606                 0.0%
     APM Automotive Holdings Bhd                                                 22,800                38,810                 0.0%
     Astro Malaysia Holdings Bhd                                                350,200               351,470                 0.1%
     Axiata Group Bhd                                                           571,750             1,225,658                 0.2%
     Batu Kawan Bhd                                                              32,100               179,994                 0.0%
     Benalec Holdings Bhd                                                       227,000                59,700                 0.0%
#    BIMB Holdings Bhd                                                          191,500               248,866                 0.0%
     Bonia Corp. Bhd                                                            182,700                63,278                 0.0%
#*   Bumi Armada Bhd                                                            434,100               207,300                 0.0%
     Bursa Malaysia Bhd                                                         117,100               288,185                 0.1%
#    Cahya Mata Sarawak Bhd                                                     124,800               164,469                 0.0%
     Can-One Bhd                                                                 18,800                13,892                 0.0%
     CB Industrial Product Holding Bhd                                           72,280                52,953                 0.0%
#    CIMB Group Holdings Bhd                                                    884,787             1,747,137                 0.2%
     Coastal Contracts Bhd                                                       99,600               121,024                 0.0%
     Cypark Resources Bhd                                                        54,200                42,845                 0.0%
     Daibochi Plastic & Packaging Industry Bhd                                    2,100                 2,733                 0.0%
*    Daya Materials Bhd                                                         266,500                19,894                 0.0%
     Dayang Enterprise Holdings Bhd                                             124,950               111,653                 0.0%
#    Dialog Group Bhd                                                           676,214               333,557                 0.1%
     DiGi.Com Bhd                                                               514,600               968,701                 0.1%
     DKSH Holdings Malaysia Bhd                                                  15,200                28,643                 0.0%
     DRB-Hicom Bhd                                                              367,000               237,664                 0.0%
     Dutch Lady Milk Industries Bhd                                               4,900                69,272                 0.0%
     Eastern & Oriental Bhd                                                     365,900               311,618                 0.1%
     Fraser & Neave Holdings Bhd                                                  9,100                44,223                 0.0%
#    Gamuda Bhd                                                                 333,100               519,045                 0.1%
     Genting Plantations Bhd                                                     60,700               195,146                 0.0%
     Globetronics Technology Bhd                                                105,900               145,830                 0.0%
     Glomac Bhd                                                                 119,700                40,381                 0.0%
*    Goldis Bhd                                                                  10,502                 8,144                 0.0%
*    Guan Chong Bhd                                                              21,800                 7,287                 0.0%
     GuocoLand Malaysia Bhd                                                      34,800                16,632                 0.0%
     Hai-O Enterprise Bhd                                                        39,400                31,027                 0.0%
#    HAP Seng Consolidated Bhd                                                  279,820               374,488                 0.1%
     Hap Seng Plantations Holdings Bhd                                           90,600                71,328                 0.0%
#    Hartalega Holdings Bhd                                                      84,200               179,208                 0.0%
*    Ho Wah Genting Bhd                                                         145,700                 7,952                 0.0%
     Hock Seng LEE BHD                                                           37,600                22,382                 0.0%
     Hong Leong Bank Bhd                                                        114,440               508,779                 0.1%
     Hong Leong Financial Group Bhd                                              71,100               391,223                 0.1%
     Hong Leong Industries Bhd                                                   50,100                72,883                 0.0%
     Hua Yang Bhd                                                                96,533                68,060                 0.0%
*    Hume Industries Bhd                                                         54,108                65,766                 0.0%
     Hup Seng Industries Bhd                                                     33,800                10,274                 0.0%
     Hwang Capital Malaysia Bhd                                                  30,600                17,950                 0.0%
     IGB Corp. Bhd                                                              332,490               291,190                 0.1%
     IJM Corp. Bhd                                                              587,357             1,234,913                 0.2%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
MALAYSIA -- (Continued)
     IJM Land Bhd                                                               162,400  $            169,738                 0.0%
     IJM Plantations Bhd                                                         65,000                70,956                 0.0%
#    Insas Bhd                                                                  244,413                81,802                 0.0%
     IOI Corp. Bhd                                                              481,805               716,302                 0.1%
     IOI Properties Group Bhd                                                   195,602               163,589                 0.0%
     Iris Corp. Bhd                                                             539,700                58,287                 0.0%
*    Iskandar Waterfront City Bhd                                               100,100                45,392                 0.0%
*    JAKS Resources Bhd                                                         278,400                55,429                 0.0%
     Jaya Tiasa Holdings Bhd                                                    183,405               118,305                 0.0%
     JCY International Bhd                                                      338,200                59,148                 0.0%
*    K&N Kenanga Holdings Bhd                                                    81,000                16,015                 0.0%
     Kian JOO CAN Factory Bhd                                                   111,400                97,885                 0.0%
     Kim Loong Resources Bhd                                                     50,920                43,667                 0.0%
     Kimlun Corp. Bhd                                                            45,400                19,323                 0.0%
*    KNM Group Bhd                                                              707,487               173,107                 0.0%
*    KSL Holdings Bhd                                                            82,500               113,461                 0.0%
     Kuala Lumpur Kepong Bhd                                                     78,650               549,878                 0.1%
*    Kulim Malaysia Bhd                                                         178,600               185,581                 0.0%
*    Kumpulan Europlus Bhd                                                      140,600                44,905                 0.0%
     Kumpulan Perangsang Selangor Bhd                                            97,100                46,659                 0.0%
     Land & General Bhd                                                         225,400                39,084                 0.0%
*    Landmarks Bhd                                                              139,100                51,204                 0.0%
     LBS Bina Group Bhd                                                         118,100                59,265                 0.0%
     Lingkaran Trans Kota Holdings Bhd                                           69,500                82,399                 0.0%
     Lion Industries Corp. Bhd                                                  240,400                44,576                 0.0%
     LPI Capital Bhd                                                             12,800                71,060                 0.0%
#    Mah Sing Group Bhd                                                         306,779               221,973                 0.0%
     Malayan Banking Bhd                                                      1,084,537             3,199,518                 0.4%
     Malayan Flour Mills Bhd                                                     90,600                51,537                 0.0%
     Malaysia Airports Holdings Bhd                                             195,702               429,630                 0.1%
     Malaysia Marine and Heavy Engineering Holdings Bhd                          84,400                58,220                 0.0%
#*   Malaysian Airline System Bhd                                             1,380,870               107,139                 0.0%
     Malaysian Bulk Carriers Bhd                                                177,625                84,280                 0.0%
     Malaysian Pacific Industries Bhd                                            28,163                45,215                 0.0%
     Malaysian Resources Corp. Bhd                                              684,000               328,614                 0.1%
     Malton Bhd                                                                 103,400                33,358                 0.0%
#    Maxis Bhd                                                                  320,900               657,651                 0.1%
     MBM Resources Bhd                                                           58,230                50,646                 0.0%
     Media Chinese International, Ltd.                                          100,600                28,447                 0.0%
#    Media Prima Bhd                                                            307,200               183,064                 0.0%
     Mega First Corp. Bhd                                                        46,000                36,238                 0.0%
     MK Land Holdings BHD                                                       360,900                52,154                 0.0%
     MKH Bhd                                                                     96,960                99,015                 0.0%
     MMC Corp. Bhd                                                              325,000               260,922                 0.0%
     MNRB Holdings Bhd                                                           27,600                37,024                 0.0%
     Mudajaya Group Bhd                                                          93,600                59,192                 0.0%
#    Muhibbah Engineering M Bhd                                                 199,200               175,616                 0.0%
*    Mulpha International Bhd                                                   522,100                67,488                 0.0%
#    My EG Services Bhd                                                         101,500               124,044                 0.0%
     Naim Holdings Bhd                                                           67,300                69,912                 0.0%
     NCB Holdings Bhd                                                             1,300                   952                 0.0%
     Nestle Malaysia Bhd                                                          5,600               116,623                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
MALAYSIA -- (Continued)
     Oldtown Bhd                                                                118,725  $             64,269                 0.0%
     OSK Holdings Bhd                                                           293,909               200,431                 0.0%
     Padini Holdings Bhd                                                        249,200               139,457                 0.0%
     Panasonic Manufacturing Malaysia Bhd                                        13,100                75,677                 0.0%
     Pantech Group Holdings Bhd                                                  83,200                24,626                 0.0%
     Paramount Corp. Bhd                                                         69,500                31,710                 0.0%
*    Parkson Holdings Bhd                                                       205,153               157,254                 0.0%
*    Perdana Petroleum Bhd                                                      231,840               114,194                 0.0%
*    Perisai Petroleum Teknologi Bhd                                            357,500               120,711                 0.0%
     Pharmaniaga Bhd                                                             44,200                62,103                 0.0%
     PJ Development Holdings Bhd                                                126,900                60,602                 0.0%
     Pos Malaysia Bhd                                                           141,500               217,323                 0.0%
#    PPB Group Bhd                                                              128,000               615,612                 0.1%
     Press Metal Bhd                                                             96,100               193,291                 0.0%
#    Prestariang Bhd                                                            127,600                65,969                 0.0%
     Protasco Bhd                                                                84,900                39,525                 0.0%
#    Public Bank Bhd                                                            249,470             1,406,434                 0.2%
*    Puncak Niaga Holding Bhd                                                    86,200                86,757                 0.0%
     QL Resources Bhd                                                           187,450               196,123                 0.0%
     RHB Capital Bhd                                                            195,527               523,027                 0.1%
*    Rimbunan Sawit Bhd                                                         239,000                48,349                 0.0%
     Salcon Bhd                                                                 264,800                59,596                 0.0%
#    Sapurakencana Petroleum Bhd                                                741,911               769,109                 0.1%
     Sarawak Oil Palms Bhd                                                       24,900                43,537                 0.0%
     Sarawak Plantation Bhd                                                       6,400                 4,612                 0.0%
     Scientex Bhd                                                                41,400                90,010                 0.0%
*    Scomi Energy Services Bhd                                                  387,900                89,101                 0.0%
     Selangor Dredging Bhd                                                      190,000                62,961                 0.0%
     Selangor Properties Bhd                                                      2,100                 3,744                 0.0%
     Shangri-La Hotels Malaysia Bhd                                             101,700               218,017                 0.0%
*    Shell Refining Co. Federation of Malaya Bhd                                 44,800                78,210                 0.0%
     SHL Consolidated Bhd                                                        98,500               103,645                 0.0%
     SP Setia Bhd Group                                                         139,017               138,971                 0.0%
     Star Publications Malaysia Bhd                                              80,200                62,907                 0.0%
     Subur Tiasa Holdings Bhd                                                    70,415                45,982                 0.0%
     Sunway Bhd                                                                 293,300               307,747                 0.1%
#    Supermax Corp. Bhd                                                         283,250               200,773                 0.0%
     Suria Capital Holdings Bhd                                                  18,100                14,317                 0.0%
     Syarikat Takaful Malaysia Bhd                                               17,400                62,956                 0.0%
     Symphony Life Bhd                                                           59,865                19,132                 0.0%
     Ta Ann Holdings Bhd                                                         49,089                57,461                 0.0%
     TA Enterprise Bhd                                                          462,600               122,420                 0.0%
     TA Global Bhd                                                              448,080                47,715                 0.0%
*    Talam Transform Bhd                                                        182,500                 5,838                 0.0%
     Tambun Indah Land Bhd                                                      142,000               106,248                 0.0%
     TAN Chong Motor Holdings Bhd                                               103,100               129,766                 0.0%
*    Tanjung Offshore Bhd                                                        62,300                 8,674                 0.0%
     Tasek Corp. Bhd                                                              2,100                10,655                 0.0%
     Telekom Malaysia Bhd                                                       200,292               438,537                 0.1%
     Tenaga Nasional Bhd                                                        415,700             1,688,889                 0.2%
*    TH Heavy Engineering Bhd                                                   200,600                38,945                 0.0%
     TH Plantations Bhd                                                          61,320                31,523                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
MALAYSIA -- (Continued)
     Tiong NAM Logistics Holdings                                                55,000  $             18,569                 0.0%
     Top Glove Corp. Bhd                                                        182,400               271,360                 0.0%
     Tropicana Corp. Bhd                                                        238,100                94,837                 0.0%
#    TSH Resources Bhd                                                          187,500               135,673                 0.0%
#    Tune Ins Holdings Bhd                                                       43,800                28,907                 0.0%
     Uchi Technologies Bhd                                                       51,700                22,172                 0.0%
#    UEM Sunrise Bhd                                                            534,264               305,432                 0.1%
     UMW Holdings Bhd                                                           193,200               686,828                 0.1%
     Unisem M Bhd                                                               223,630               114,899                 0.0%
     United Malacca Bhd                                                          20,100                41,689                 0.0%
     United Plantations Bhd                                                      21,300               165,812                 0.0%
#    UOA Development Bhd                                                        201,000               129,455                 0.0%
*    Uzma Bhd                                                                    36,600                38,410                 0.0%
     VS Industry Bhd                                                             56,245                42,436                 0.0%
     Wah Seong Corp. Bhd                                                        143,579                72,407                 0.0%
#    WCT Holdings Bhd                                                           324,088               214,040                 0.0%
     Wellcall Holdings Bhd                                                       56,200                27,864                 0.0%
     Wing Tai Malaysia Bhd                                                       13,400                 8,145                 0.0%
     WTK Holdings Bhd                                                           175,000                66,011                 0.0%
#    Yinson Holdings BHD                                                         84,000                74,336                 0.0%
     YNH Property Bhd                                                           150,951                94,982                 0.0%
#    YTL Corp. Bhd                                                            2,279,264             1,150,529                 0.1%
     YTL E-Solutions Bhd                                                         48,400                 8,758                 0.0%
*    YTL Land & Development Bhd                                                  61,900                17,223                 0.0%
     YTL Power International Bhd                                                589,651               285,057                 0.1%
     Zhulian Corp. Bhd                                                           58,200                37,909                 0.0%
                                                                                         --------------------  ------------------
TOTAL MALAYSIA                                                                                     37,374,825                 4.1%
                                                                                         --------------------  ------------------
MEXICO -- (5.7%)
     Alfa S.A.B. de C.V. Class A                                                802,622             2,562,311                 0.3%
#    Alpek S.A.B. de C.V.                                                        53,500                94,158                 0.0%
#*   Alsea S.A.B. de C.V.                                                       168,140               527,036                 0.1%
     America Movil S.A.B. de C.V. Series L                                    3,548,540             4,340,069                 0.5%
     America Movil S.A.B. de C.V. Series L ADR                                  133,377             3,255,733                 0.4%
#    Arca Continental S.A.B. de C.V.                                             97,666               628,805                 0.1%
#*   Axtel S.A.B. de C.V.                                                       418,560               111,585                 0.0%
     Banregio Grupo Financiero S.A.B. de C.V.                                    85,871               497,387                 0.1%
*    Bio Pappel S.A.B. de C.V.                                                   25,132                49,830                 0.0%
     Bolsa Mexicana de Valores S.A.B. de C.V.                                   171,184               359,879                 0.0%
*    Cemex S.A.B. de C.V.                                                       708,550               873,438                 0.1%
#*   Cemex S.A.B. de C.V. Sponsored ADR                                         305,317             3,755,402                 0.4%
     Cia Minera Autlan S.A.B. de C.V. Series B                                   31,640                35,690                 0.0%
#    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                                 6,285               664,953                 0.1%
#    Compartamos S.A.B. de C.V.                                                 129,600               288,722                 0.0%
#*   Consorcio ARA S.A.B. de C.V. Series *                                      381,848               174,105                 0.0%
     Controladora Comercial Mexicana S.A.B. de C.V.                             180,996               715,987                 0.1%
#*   Corp. GEO S.A.B. de C.V. Series B                                          185,607                 1,415                 0.0%
#    Corp. Inmobiliaria Vesta S.A.B. de C.V.                                     82,793               181,986                 0.0%
     Corp. Moctezuma S.A.B. de C.V. Series *                                     87,200               292,820                 0.0%
#*   Desarrolladora Homex S.A.B. de C.V.                                         45,100                 7,517                 0.0%
     El Puerto de Liverpool S.A.B. de C.V.                                       36,669               429,966                 0.1%
#*   Empresas ICA S.A.B. de C.V.                                                149,439               265,780                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
MEXICO -- (Continued)
*    Empresas ICA S.A.B. de C.V. Sponsored ADR                                   55,340  $            394,574                 0.0%
*    Financiera Independencia S.A.B. de C.V.                                     21,447                11,069                 0.0%
     Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR                     43,768             4,212,232                 0.5%
#*   Gruma S.A.B. de C.V. Class B                                               117,718             1,293,161                 0.1%
#*   Grupo Aeromexico S.A.B. de C.V.                                             29,000                45,375                 0.0%
#    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.                         88,473               438,875                 0.1%
     Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                         10,080               686,952                 0.1%
     Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B                     45,686               312,020                 0.0%
     Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                           7,517             1,012,390                 0.1%
     Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B                      31,887               429,896                 0.1%
     Grupo Bimbo S.A.B. de C.V. Series A                                        281,703               828,400                 0.1%
     Grupo Carso S.A.B. de C.V. Series A1                                       157,253               893,801                 0.1%
#    Grupo Comercial Chedraui S.A. de C.V.                                      111,096               385,273                 0.0%
#    Grupo Elektra S.A.B. de C.V.                                                 3,602               136,952                 0.0%
#*   Grupo Famsa S.A.B. de C.V. Class A                                         101,246               105,259                 0.0%
     Grupo Financiero Banorte S.A.B. de C.V.                                    353,994             2,268,611                 0.3%
     Grupo Financiero Inbursa S.A.B. de C.V.                                    434,077             1,309,685                 0.2%
#    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B                   123,780               329,988                 0.0%
     Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR                31,784               422,727                 0.1%
#    Grupo Herdez S.A.B. de C.V. Series *                                        72,250               185,638                 0.0%
     Grupo KUO S.A.B. de C.V. Series B                                           28,600                62,462                 0.0%
#    Grupo Mexico S.A.B. de C.V. Series B                                     1,085,232             3,735,301                 0.4%
*    Grupo Pochteca S.A.B. de C.V.                                               23,090                25,445                 0.0%
#*   Grupo Simec S.A.B. de C.V. Series B                                        101,749               448,667                 0.1%
#*   Grupo Simec S.A.B. de C.V. Sponsored ADR                                     1,721                22,321                 0.0%
*    Grupo Sports World S.A.B. de C.V.                                           16,500                31,245                 0.0%
     Grupo Televisa S.A.B. Series CPO                                           299,381             2,168,949                 0.2%
     Grupo Televisa S.A.B. Sponsored ADR                                         76,164             2,752,567                 0.3%
#*   Impulsora del Desarrollo y El Empleo en America
       Latina S.A.B. de C.V.                                                    163,400               513,512                 0.1%
     Industrias Bachoco S.A.B. de C.V. ADR                                        1,665               101,815                 0.0%
#    Industrias Bachoco S.A.B. de C.V. Series B                                   8,451                42,970                 0.0%
#*   Industrias CH S.A.B. de C.V. Series B                                       79,412               435,089                 0.1%
     Industrias Penoles S.A.B. de C.V.                                           34,244               775,600                 0.1%
#    Infraestructura Energetica Nova S.A.B. de C.V.                              33,773               206,055                 0.0%
     Kimberly-Clark de Mexico S.A.B. de C.V. Class A                            519,560             1,209,172                 0.1%
#*   Maxcom Telecomunicaciones S.A.B. de C.V.                                    38,800                 6,915                 0.0%
     Megacable Holdings S.A.B. de C.V.                                           59,689               273,307                 0.0%
#    Mexichem S.A.B. de C.V.                                                    310,977             1,271,966                 0.1%
#*   Minera Frisco S.A.B. de C.V.                                               108,443               191,660                 0.0%
#*   OHL Mexico S.A.B. de C.V.                                                  263,671               739,933                 0.1%
#    Organizacion Cultiba S.A.B. de C.V.                                          6,940                10,951                 0.0%
     Organizacion Soriana S.A.B. de C.V. Class B                                245,520               804,224                 0.1%
*    Promotora y Operadora de Infraestructura S.A.B. de C.V.                     92,558             1,276,721                 0.1%
#    Qualitas Controladora S.A.B. de C.V.                                        18,400                47,823                 0.0%
     TV Azteca S.A.B. de C.V.                                                   324,269               169,524                 0.0%
#*   Urbi Desarrollos Urbanos S.A.B. de C.V.                                    102,404                    31                 0.0%
     Wal-Mart de Mexico S.A.B. de C.V. Series V                                 731,260             1,695,888                 0.2%
                                                                                         --------------------  ------------------
TOTAL MEXICO                                                                                       54,837,565                 6.1%
                                                                                         --------------------  ------------------
PERU -- (0.2%)
     Cementos Pacasmayo SAA ADR                                                   1,200                10,800                 0.0%
     Cia de Minas Buenaventura SAA ADR                                           15,794               145,305                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
PERU -- (Continued)
     Credicorp, Ltd.                                                             10,376  $          1,670,536                 0.2%
     Grana y Montero SAA Sponsored ADR                                            9,780               134,181                 0.0%
#*   Rio Alto Mining, Ltd.                                                       42,622                91,211                 0.0%
                                                                                         --------------------  ------------------
TOTAL PERU                                                                                          2,052,033                 0.2%
                                                                                         --------------------  ------------------
PHILIPPINES -- (1.3%)
     Aboitiz Equity Ventures, Inc.                                              333,930               387,095                 0.0%
     Aboitiz Power Corp.                                                        310,100               283,357                 0.0%
     Alliance Global Group, Inc.                                                933,600               526,165                 0.1%
     Atlas Consolidated Mining & Development                                    168,700                45,051                 0.0%
     Ayala Corp.                                                                 36,741               564,702                 0.1%
     Ayala Land, Inc.                                                           892,160               666,642                 0.1%
     Bank of the Philippine Islands                                             190,556               403,787                 0.1%
     BDO Unibank, Inc.                                                          328,126               716,226                 0.1%
     Belle Corp.                                                              1,243,000               145,028                 0.0%
     Cebu Air, Inc.                                                              70,340               115,235                 0.0%
     China Banking Corp.                                                        101,300               110,835                 0.0%
     D&L Industries, Inc.                                                        50,200                15,314                 0.0%
     DMCI Holdings, Inc.                                                      1,220,950               441,087                 0.1%
     EEI Corp.                                                                  134,000                33,409                 0.0%
*    Empire East Land Holdings, Inc.                                          1,223,000                23,981                 0.0%
     Energy Development Corp.                                                 3,540,500               607,372                 0.1%
     Filinvest Land, Inc.                                                     5,665,000               194,503                 0.0%
     First Gen Corp.                                                            494,900               285,460                 0.0%
     First Philippine Holdings Corp.                                            134,800               261,261                 0.0%
     Globe Telecom, Inc.                                                          9,270               348,064                 0.0%
     JG Summit Holdings, Inc.                                                   183,400               260,626                 0.0%
     Jollibee Foods Corp.                                                       123,190               537,984                 0.1%
*    Lepanto Consolidated Mining Co.                                          1,552,000                11,424                 0.0%
     Lopez Holdings Corp.                                                       963,800               142,797                 0.0%
     Manila Electric Co.                                                         35,950               209,870                 0.0%
     Manila Water Co., Inc.                                                     345,000               222,030                 0.0%
*    Megawide Construction Corp.                                                140,203                27,840                 0.0%
     Megaworld Corp.                                                          5,289,500               584,546                 0.1%
     Metropolitan Bank & Trust Co.                                              105,930               194,753                 0.0%
*    Pepsi-Cola Products Philippines, Inc.                                      622,300                64,772                 0.0%
*    Philex Petroleum Corp.                                                      10,900                 1,565                 0.0%
     Philippine Long Distance Telephone Co.                                         675                47,198                 0.0%
     Philippine Long Distance Telephone Co. Sponsored ADR                         7,562               530,323                 0.1%
*    Philippine National Bank                                                   145,332               273,674                 0.0%
     Philippine Stock Exchange, Inc. (The)                                        5,304                34,328                 0.0%
     Phoenix Petroleum Philippines, Inc.                                        136,240                12,379                 0.0%
     RFM Corp.                                                                  243,000                27,014                 0.0%
     Rizal Commercial Banking Corp.                                             141,464               167,123                 0.0%
     Robinsons Land Corp.                                                       736,800               403,054                 0.1%
     San Miguel Corp.                                                           137,730               222,701                 0.0%
     Security Bank Corp.                                                         84,816               271,616                 0.0%
     Semirara Mining and Power Corp.                                             91,530               246,866                 0.0%
     SM Investments Corp.                                                        35,960               627,882                 0.1%
     SM Prime Holdings, Inc.                                                  1,370,112               533,668                 0.1%
*    Top Frontier Investment Holdings, Inc.                                      10,142                24,824                 0.0%
     Trans-Asia Oil & Energy Development Corp.                                  388,000                20,766                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
PHILIPPINES -- (Continued)
     Union Bank of the Philippines                                               59,480  $            155,980                 0.0%
     Universal Robina Corp.                                                     154,980               641,960                 0.1%
     Vista Land & Lifescapes, Inc.                                            1,963,000               269,044                 0.0%
                                                                                         --------------------  ------------------
TOTAL PHILIPPINES                                                                                  12,943,181                 1.4%
                                                                                         --------------------  ------------------
POLAND -- (2.0%)
     Action SA                                                                    1,636                22,593                 0.0%
*    Agora SA                                                                    10,159                24,258                 0.0%
*    Alchemia SA                                                                 11,709                17,423                 0.0%
*    Alior Bank SA                                                                6,951               154,510                 0.0%
     Amica Wronki SA                                                                597                19,046                 0.0%
*    AmRest Holdings SE                                                           2,322                61,390                 0.0%
     Apator SA                                                                    3,816                42,505                 0.0%
     Asseco Poland SA                                                            34,604               513,684                 0.1%
     Bank Handlowy w Warszawie SA                                                12,500               422,644                 0.1%
     Bank Millennium SA                                                         153,678               381,122                 0.1%
#    Bank Pekao SA                                                               26,619             1,393,196                 0.2%
     Bank Zachodni WBK SA                                                         3,931               445,708                 0.1%
#*   Boryszew SA                                                                 79,642               151,407                 0.0%
     Budimex SA                                                                   3,286               131,181                 0.0%
#    CCC SA                                                                       5,854               224,516                 0.0%
#*   CD Projekt SA                                                               22,187               110,074                 0.0%
     Ciech SA                                                                    17,408               210,158                 0.0%
     Cyfrowy Polsat SA                                                           31,533               241,410                 0.0%
*    Echo Investment SA                                                          43,544                83,609                 0.0%
#    Eko Export SA                                                                5,058                44,421                 0.0%
     Elektrobudowa SA                                                                39                   901                 0.0%
     Emperia Holding SA                                                           3,083                44,025                 0.0%
     Enea SA                                                                     30,825               146,560                 0.0%
#    Eurocash SA                                                                 29,489               289,924                 0.0%
     Fabryki Mebli Forte SA                                                       4,417                74,731                 0.0%
     Famur SA                                                                    20,638                20,352                 0.0%
     Firma Oponiarska Debica SA                                                   1,289                41,490                 0.0%
#*   Getin Holding SA                                                           119,831                86,849                 0.0%
*    Getin Noble Bank SA                                                        418,014               323,009                 0.0%
*    Global City Holdings NV                                                        439                 5,066                 0.0%
     Grupa Azoty SA                                                               8,770               163,280                 0.0%
     Grupa Azoty Zaklady Chemiczne Police SA                                      3,091                19,878                 0.0%
     Grupa Kety SA                                                                2,329               192,413                 0.0%
*    Grupa Lotos SA                                                              29,931               231,223                 0.0%
*    Hawe SA                                                                     30,550                21,341                 0.0%
*    Impexmetal SA                                                               60,302                48,344                 0.0%
     ING Bank Slaski SA                                                           8,829               365,233                 0.0%
*    Integer.pl SA                                                                  653                38,828                 0.0%
     Inter Cars SA                                                                  702                42,533                 0.0%
*    Jastrzebska Spolka Weglowa SA                                                8,242                70,828                 0.0%
*    Kernel Holding SA                                                           13,805               109,028                 0.0%
     KGHM Polska Miedz SA                                                        43,111             1,662,720                 0.2%
*    Kopex SA                                                                     6,846                23,178                 0.0%
*    KRUK SA                                                                        736                23,551                 0.0%
*    LC Corp. SA                                                                 15,461                 8,307                 0.0%
     LPP SA                                                                         158               471,684                 0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
POLAND -- (Continued)
     Lubelski Wegiel Bogdanka SA                                                 12,509  $            415,234                 0.1%
#    mBank                                                                        4,215               623,958                 0.1%
*    Midas SA                                                                    61,466                11,117                 0.0%
     Netia SA                                                                   116,934               193,353                 0.0%
     Neuca SA                                                                       889                58,691                 0.0%
     Orange Polska SA                                                           209,835               628,756                 0.1%
     Orbis SA                                                                     5,719                62,371                 0.0%
     Pelion SA                                                                    2,616                56,357                 0.0%
     PGE SA                                                                     269,645             1,769,154                 0.2%
*    Polimex-Mostostal SA                                                        92,257                 2,473                 0.0%
*    Polnord SA                                                                   9,480                20,641                 0.0%
*    Polski Koncern Miesny Duda SA                                                7,548                15,812                 0.0%
     Polski Koncern Naftowy Orlen SA                                             98,299             1,224,629                 0.1%
     Polskie Gornictwo Naftowe i Gazownictwo SA                                 333,355               498,081                 0.1%
     Powszechna Kasa Oszczednosci Bank Polski SA                                207,467             2,307,735                 0.3%
     Powszechny Zaklad Ubezpieczen SA                                             9,218             1,383,069                 0.2%
*    Rafako SA                                                                   13,729                20,921                 0.0%
*    Rovese SA                                                                   47,343                20,649                 0.0%
     Stalprodukt SA                                                                 290                23,693                 0.0%
     Synthos SA                                                                 163,686               203,415                 0.0%
     Tauron Polska Energia SA                                                   292,099               456,208                 0.1%
*    Trakcja SA                                                                  70,507                23,272                 0.0%
*    TVN SA                                                                      47,657               213,739                 0.0%
*    Vistula Group SA                                                            18,440                 9,303                 0.0%
#    Warsaw Stock Exchange                                                       10,259               134,133                 0.0%
     Wawel SA                                                                       202                55,227                 0.0%
     Zespol Elektrowni Patnow Adamow Konin SA                                     2,460                23,019                 0.0%
                                                                                         --------------------  ------------------
TOTAL POLAND                                                                                       19,675,141                 2.2%
                                                                                         --------------------  ------------------
RUSSIA -- (1.8%)
     Etalon Group, Ltd. GDR                                                      32,436               100,538                 0.0%
     Eurasia Drilling Co., Ltd. GDR                                              24,216               610,628                 0.1%
     Gazprom OAO Sponsored ADR                                                  813,217             5,388,223                 0.6%
     Globaltrans Investment P.L.C. GDR                                           10,944                81,390                 0.0%
     Lukoil OAO Sponsored ADR                                                    40,254             1,973,224                 0.2%
*    Magnitogorsk Iron & Steel Works OJSC GDR                                    30,447                86,591                 0.0%
*    Mail.ru Group, Ltd. GDR                                                      4,080                99,074                 0.0%
*    Mechel Sponsored ADR                                                         9,076                 8,168                 0.0%
     MMC Norilsk Nickel OJSC ADR                                                 33,484               624,784                 0.1%
     Novolipetsk Steel OJSC GDR                                                  18,872               242,169                 0.0%
     Novorossiysk Commercial Sea Port PJSC GDR                                   11,547                31,232                 0.0%
     O'Key Group SA GDR                                                           6,334                38,162                 0.0%
     Phosagro OAO GDR                                                             6,301                67,747                 0.0%
*    PIK Group GDR                                                               32,068               113,772                 0.0%
     Rosneft OAO GDR                                                            149,390               831,446                 0.1%
     Rostelecom OJSC Sponsored ADR                                               11,118               166,564                 0.0%
     RusHydro JSC ADR                                                           266,219               445,123                 0.1%
     Sberbank of Russia Sponsored ADR                                           233,519             1,778,233                 0.2%
     Severstal OAO GDR                                                           40,042               424,134                 0.0%
     Tatneft OAO Sponsored ADR                                                   47,828             1,709,510                 0.2%
     TMK OAO GDR                                                                  5,575                43,938                 0.0%
     Uralkali OJSC GDR                                                           39,015               698,049                 0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
RUSSIA -- (Continued)
     VimpelCom, Ltd. Sponsored ADR                                               72,300  $            468,504                 0.1%
     VTB Bank OJSC GDR                                                          335,013               634,570                 0.1%
*    X5 Retail Group NV GDR                                                      20,699               379,382                 0.0%
                                                                                         --------------------  ------------------
TOTAL RUSSIA                                                                                       17,045,155                 1.9%
                                                                                         --------------------  ------------------
SOUTH AFRICA -- (6.5%)
     Adcorp Holdings, Ltd.                                                       33,507               103,307                 0.0%
     Advtech, Ltd.                                                              120,102                89,806                 0.0%
     Aeci, Ltd.                                                                  53,738               602,557                 0.1%
     African Bank Investments, Ltd.                                             282,387                 7,937                 0.0%
     African Oxygen, Ltd.                                                        36,963                65,000                 0.0%
     African Rainbow Minerals, Ltd.                                              41,997               518,078                 0.1%
     Allied Electronics Corp., Ltd.                                               1,837                 3,457                 0.0%
*    Anglo American Platinum, Ltd.                                               19,241               607,969                 0.1%
*    AngloGold Ashanti, Ltd. Sponsored ADR                                      130,784             1,081,584                 0.1%
*    ArcelorMittal South Africa, Ltd.                                            66,756               197,702                 0.0%
     Assore, Ltd.                                                                 7,223               134,157                 0.0%
     Astral Foods, Ltd.                                                          14,024               192,798                 0.0%
*    Aveng, Ltd.                                                                191,685               352,370                 0.0%
     AVI, Ltd.                                                                  153,712             1,002,398                 0.1%
     Barclays Africa Group, Ltd.                                                 76,499             1,209,009                 0.1%
     Barloworld, Ltd.                                                            97,103               843,583                 0.1%
     Bidvest Group, Ltd. (The)                                                   97,288             2,677,529                 0.3%
     Blue Label Telecoms, Ltd.                                                  103,795                91,763                 0.0%
*    Brait SE                                                                     1,419                10,666                 0.0%
     Business Connexion Group, Ltd.                                              65,032                37,614                 0.0%
#    Capitec Bank Holdings, Ltd.                                                 14,382               379,708                 0.0%
     Cashbuild, Ltd.                                                              7,956               111,939                 0.0%
     Caxton and CTP Publishers and Printers, Ltd.                                26,485                35,764                 0.0%
     City Lodge Hotels, Ltd.                                                     14,106               157,278                 0.0%
#    Clicks Group, Ltd.                                                         108,111               737,287                 0.1%
     Clover Industries, Ltd.                                                     29,746                53,242                 0.0%
*    Consolidated Infrastructure Group, Ltd.                                        920                 2,663                 0.0%
#    Coronation Fund Managers, Ltd.                                              74,910               648,601                 0.1%
     DataTec, Ltd.                                                               87,311               439,530                 0.1%
     Discovery, Ltd.                                                            102,233               930,864                 0.1%
     Distribution and Warehousing Network, Ltd.                                  43,764                29,381                 0.0%
     DRDGOLD, Ltd.                                                              182,887                50,891                 0.0%
#    DRDGOLD, Ltd. Sponsored ADR                                                  1,600                 4,352                 0.0%
     EOH Holdings, Ltd.                                                          43,450               424,008                 0.1%
*    Eqstra Holdings, Ltd.                                                       87,411                41,052                 0.0%
*    Evraz Highveld Steel and Vanadium, Ltd.                                      5,882                 2,154                 0.0%
#    Exxaro Resources, Ltd.                                                      36,278               378,907                 0.0%
     Famous Brands, Ltd.                                                         22,563               221,982                 0.0%
     FirstRand, Ltd.                                                            564,018             2,415,872                 0.3%
#    Foschini Group, Ltd. (The)                                                  77,039               870,889                 0.1%
     Gold Fields, Ltd.                                                            8,786                28,490                 0.0%
     Gold Fields, Ltd. Sponsored ADR                                            367,562             1,172,523                 0.1%
     Grindrod, Ltd.                                                             187,898               385,238                 0.1%
     Group Five, Ltd.                                                            52,902               180,936                 0.0%
     Growthpoint Properties, Ltd.                                                55,084               133,735                 0.0%
*    Harmony Gold Mining Co., Ltd.                                               50,878                82,188                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
SOUTH AFRICA -- (Continued)
*    Harmony Gold Mining Co., Ltd. Sponsored ADR                                144,105  $            233,450                 0.0%
     Holdsport, Ltd.                                                              6,165                25,471                 0.0%
*    Howden Africa Holdings, Ltd.                                                 2,261                 8,631                 0.0%
     Hudaco Industries, Ltd.                                                     14,315               125,825                 0.0%
*    Hulamin, Ltd.                                                               41,925                25,951                 0.0%
     Iliad Africa, Ltd.                                                          37,928                23,739                 0.0%
     Illovo Sugar, Ltd.                                                          84,521               202,484                 0.0%
*    Impala Platinum Holdings, Ltd.                                             111,123               810,493                 0.1%
     Imperial Holdings, Ltd.                                                     69,633             1,200,367                 0.1%
     Investec, Ltd.                                                              79,397               724,468                 0.1%
     Invicta Holdings, Ltd.                                                       3,090                28,382                 0.0%
#*   JD Group, Ltd.                                                              55,385               123,916                 0.0%
     JSE, Ltd.                                                                   29,447               286,715                 0.0%
#    Kumba Iron Ore, Ltd.                                                        19,426               487,478                 0.1%
#    Lewis Group, Ltd.                                                           48,670               293,011                 0.0%
     Liberty Holdings, Ltd.                                                      37,887               438,430                 0.1%
#    Massmart Holdings, Ltd.                                                     28,719               310,460                 0.0%
     Merafe Resources, Ltd.                                                     213,666                19,757                 0.0%
     Metair Investments, Ltd.                                                    47,032               159,946                 0.0%
     MMI Holdings, Ltd.                                                         395,747             1,011,597                 0.1%
     Mondi, Ltd.                                                                 42,083               704,730                 0.1%
     Mpact, Ltd.                                                                 45,066               145,358                 0.0%
     Mr Price Group, Ltd.                                                        80,321             1,662,992                 0.2%
     Murray & Roberts Holdings, Ltd.                                            161,265               331,275                 0.0%
     Nampak, Ltd.                                                               246,957             1,007,084                 0.1%
     Naspers, Ltd. Class N                                                       23,440             2,923,651                 0.3%
     Nedbank Group, Ltd.                                                         61,650             1,344,430                 0.2%
*    Northam Platinum, Ltd.                                                     107,946               333,570                 0.0%
     Oceana Group, Ltd.                                                          15,357               105,789                 0.0%
     Omnia Holdings, Ltd.                                                        24,179               482,614                 0.1%
     Peregrine Holdings, Ltd.                                                    49,753               103,770                 0.0%
     Petmin, Ltd.                                                                40,487                 6,059                 0.0%
#    Pick n Pay Stores, Ltd.                                                     93,148               450,509                 0.1%
     Pinnacle Holdings, Ltd.                                                     49,617                54,754                 0.0%
     Pioneer Foods, Ltd.                                                         31,128               335,867                 0.0%
     PPC, Ltd.                                                                  190,736               511,703                 0.1%
     PSG Group, Ltd.                                                             45,699               476,756                 0.1%
*    Quantum Foods Holdings                                                      31,128                 8,608                 0.0%
     Raubex Group, Ltd.                                                          28,140                56,830                 0.0%
     RCL Foods, Ltd.                                                             19,226                27,842                 0.0%
     Reunert, Ltd.                                                               67,416               355,811                 0.0%
*    Royal Bafokeng Platinum, Ltd.                                                6,667                35,376                 0.0%
     Sanlam, Ltd.                                                               489,472             3,092,993                 0.4%
     Santam, Ltd.                                                                 7,665               142,067                 0.0%
*    Sappi, Ltd.                                                                111,851               443,002                 0.1%
*    Sappi, Ltd. Sponsored ADR                                                  140,883               548,035                 0.1%
     Sasol, Ltd.                                                                 12,915               644,913                 0.1%
     Sasol, Ltd. Sponsored ADR                                                  124,091             6,228,127                 0.7%
     Shoprite Holdings, Ltd.                                                     81,751             1,185,362                 0.1%
     Sibanye Gold, Ltd.                                                          79,009               148,867                 0.0%
     Sibanye Gold, Ltd. Sponsored ADR                                            48,977               359,981                 0.0%
     Spar Group, Ltd. (The)                                                      58,068               679,400                 0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
SOUTH AFRICA -- (Continued)
     Spur Corp., Ltd.                                                            25,438  $             71,883                 0.0%
     Standard Bank Group, Ltd.                                                  194,461             2,448,803                 0.3%
     Steinhoff International Holdings, Ltd.                                     530,340             2,713,225                 0.3%
*    Super Group, Ltd.                                                          158,979               455,225                 0.1%
*    Telkom SA SOC, Ltd.                                                        129,071               685,899                 0.1%
     Tiger Brands, Ltd.                                                          35,939             1,081,722                 0.1%
     Times Media Group, Ltd.                                                      8,973                15,874                 0.0%
     Tongaat Hulett, Ltd.                                                        34,434               454,373                 0.1%
     Trencor, Ltd.                                                               48,168               290,492                 0.0%
     Truworths International, Ltd.                                              141,379               968,915                 0.1%
#    Vodacom Group, Ltd.                                                         61,776               750,040                 0.1%
     Wilson Bayly Holmes-Ovcon, Ltd.                                             24,429               287,904                 0.0%
     Woolworths Holdings, Ltd.                                                  245,140             1,745,276                 0.2%
     Zeder Investments, Ltd.                                                    183,167                96,371                 0.0%
                                                                                         --------------------  ------------------
TOTAL SOUTH AFRICA                                                                                 63,293,456                 7.0%
                                                                                         --------------------  ------------------
SOUTH KOREA -- (14.0%)
     Able C&C Co., Ltd.                                                           1,590                34,096                 0.0%
#*   Actoz Soft Co., Ltd.                                                         1,239                36,619                 0.0%
#*   Advanced Process Systems Corp.                                               3,786                23,620                 0.0%
     Aekyung Petrochemical Co., Ltd.                                                278                19,090                 0.0%
#    AfreecaTV Co., Ltd.                                                          5,664               155,450                 0.0%
#    Agabang&Company                                                              8,058                62,318                 0.0%
#    Ahnlab, Inc.                                                                   934                31,583                 0.0%
#*   AJ Rent A Car Co., Ltd.                                                      5,640                89,527                 0.0%
     AK Holdings, Inc.                                                              549                36,583                 0.0%
#*   Aminologics Co., Ltd.                                                       21,772                24,716                 0.0%
     Amorepacific Corp.                                                             409               878,221                 0.1%
     AMOREPACIFIC Group                                                             584               646,142                 0.1%
#*   Amotech Co., Ltd.                                                            3,455                28,576                 0.0%
     Anapass, Inc.                                                                4,285                43,542                 0.0%
     Asia Cement Co., Ltd.                                                          926                94,393                 0.0%
     ASIA Holdings Co., Ltd.                                                        219                30,397                 0.0%
     Asia Paper Manufacturing Co., Ltd.                                           3,151                87,266                 0.0%
*    Asiana Airlines, Inc.                                                       33,400               125,501                 0.0%
     AtlasBX Co., Ltd.                                                            3,493               127,475                 0.0%
*    AUK Corp.                                                                    5,660                 8,524                 0.0%
     Autech Corp.                                                                 6,077                34,734                 0.0%
*    Avaco Co., Ltd.                                                              7,631                25,688                 0.0%
     Baiksan Co., Ltd.                                                            4,640                19,749                 0.0%
     Basic House Co., Ltd. (The)                                                  4,018                71,986                 0.0%
*    BH Co., Ltd.                                                                 4,076                23,782                 0.0%
#    BHI Co., Ltd.                                                                1,809                22,695                 0.0%
     Binggrae Co., Ltd.                                                           1,211                93,700                 0.0%
     Bioland, Ltd.                                                                2,817                64,644                 0.0%
#    Bluecom Co., Ltd.                                                            3,649                40,579                 0.0%
     BS Financial Group, Inc.                                                    66,843             1,040,121                 0.1%
     Byucksan Corp.                                                              12,209                72,484                 0.0%
#    CammSys Corp.                                                               24,019                34,456                 0.0%
#*   Capro Corp.                                                                 10,760                28,352                 0.0%
#*   Cheil Worldwide, Inc.                                                       20,778               323,553                 0.1%
     Chemtronics Co., Ltd.                                                        4,744                36,422                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
SOUTH KOREA -- (Continued)
#*   China Great Star International, Ltd.                                        22,433  $             48,851                 0.0%
#*   China Ocean Resources Co., Ltd.                                             49,842                61,888                 0.0%
     Chokwang Paint, Ltd.                                                         2,052                16,498                 0.0%
     Chosun Refractories Co., Ltd.                                                   53                 6,598                 0.0%
#    CJ CGV Co., Ltd.                                                             4,553               223,276                 0.0%
#    CJ CheilJedang Corp.                                                         2,627               959,188                 0.1%
*    CJ E&M Corp.                                                                 6,693               209,601                 0.0%
#*   CJ Korea Express Co., Ltd.                                                   1,399               252,680                 0.0%
     CJ O Shopping Co., Ltd.                                                      1,140               279,994                 0.1%
     Cosmax BTI, Inc.                                                             2,791               133,241                 0.0%
*    Cosmochemical Co., Ltd.                                                      2,170                10,368                 0.0%
     Coway Co., Ltd.                                                              9,988               763,549                 0.1%
     Credu Corp.                                                                    719                48,608                 0.0%
     Crown Confectionery Co., Ltd.                                                  339                59,158                 0.0%
     Dae Dong Industrial Co., Ltd.                                                2,845                27,605                 0.0%
     Dae Han Flour Mills Co., Ltd.                                                  482                89,315                 0.0%
     Dae Won Kang Up Co., Ltd.                                                    6,670                40,032                 0.0%
*    Dae Young Packaging Co., Ltd.                                               57,950                48,347                 0.0%
     Dae-Il Corp.                                                                 4,150                25,354                 0.0%
*    Daea TI Co., Ltd.                                                           18,837                26,540                 0.0%
*    Daechang Co., Ltd.                                                          19,890                14,945                 0.0%
     Daeduck Electronics Co.                                                      9,060                76,738                 0.0%
     Daeduck GDS Co., Ltd.                                                       10,025                99,507                 0.0%
     Daegu Department Store                                                       3,040                43,447                 0.0%
     Daehan Steel Co., Ltd.                                                       5,070                29,451                 0.0%
*    Daekyung Machinery & Engineering Co., Ltd.                                  11,720                19,767                 0.0%
#    Daelim Industrial Co., Ltd.                                                  8,708               576,818                 0.1%
     Daesang Corp.                                                                5,839               226,810                 0.0%
     Daesang Holdings Co., Ltd.                                                   3,635                70,873                 0.0%
     Daewon San Up Co., Ltd.                                                      3,198                34,465                 0.0%
*    Daewoo Engineering & Construction Co., Ltd.                                 32,550               199,583                 0.0%
*    Daewoo Securities Co., Ltd.                                                 54,045               567,230                 0.1%
#    Daewoo Shipbuilding & Marine Engineering Co., Ltd.                          30,418               520,070                 0.1%
     Daishin Securities Co., Ltd.                                                20,263               194,477                 0.0%
     Daou Technology, Inc.                                                       10,694               111,310                 0.0%
#*   Dasan Networks, Inc.                                                         9,337                53,918                 0.0%
     Daum Communications Corp.                                                    2,449               335,838                 0.1%
#    Dawonsys Co., Ltd.                                                           4,253                60,440                 0.0%
#    Dayou Automotive Seat Technology Co., Ltd.                                  27,800                49,163                 0.0%
     DCM Corp.                                                                    1,241                18,164                 0.0%
     DGB Financial Group, Inc.                                                   60,569               863,723                 0.1%
#*   Digitech Systems Co., Ltd.                                                   3,126                 2,325                 0.0%
*    DIO Corp.                                                                    4,669                33,244                 0.0%
*    Dong Yang Gang Chul Co., Ltd.                                                5,950                13,255                 0.0%
     Dong-Ah Geological Engineering Co., Ltd.                                     1,200                 8,901                 0.0%
     Dong-Il Corp.                                                                   87                 7,486                 0.0%
#    Dongaone Co., Ltd.                                                           8,260                24,162                 0.0%
#*   Dongbu HiTek Co., Ltd.                                                       7,420                36,771                 0.0%
     Dongbu Insurance Co., Ltd.                                                  16,957               947,996                 0.1%
*    Dongbu Securities Co., Ltd.                                                 13,140                49,214                 0.0%
#*   Dongbu Steel Co., Ltd.                                                      25,473                41,253                 0.0%
     Dongil Industries Co., Ltd.                                                    510                30,185                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
SOUTH KOREA -- (Continued)
     Dongjin Semichem Co., Ltd.                                                   7,060  $             25,410                 0.0%
*    Dongkook Industrial Co., Ltd.                                               12,380                33,903                 0.0%
     Dongkuk Industries Co., Ltd.                                                12,588                50,568                 0.0%
#    Dongkuk Steel Mill Co., Ltd.                                                27,647               164,075                 0.0%
#    Dongkuk Structure & Construction Co., Ltd.                                   5,059                19,329                 0.0%
     Dongsung Holdings Co., Ltd.                                                  9,309                61,554                 0.0%
*    Dongwha Enterprise Co., Ltd.                                                   583                13,548                 0.0%
     Dongwon F&B Co., Ltd.                                                          484               158,767                 0.0%
     Dongwon Industries Co., Ltd.                                                   414               127,030                 0.0%
     Dongyang E&P, Inc.                                                           1,531                14,006                 0.0%
     Dongyang Mechatronics Corp.                                                 12,429                91,410                 0.0%
#    Doosan Corp.                                                                 3,501               363,689                 0.1%
#*   Doosan Engine Co., Ltd.                                                     10,905                62,722                 0.0%
#*   Doosan Engineering & Construction Co., Ltd.                                  1,599                15,828                 0.0%
#    Doosan Heavy Industries & Construction Co., Ltd.                            20,976               460,901                 0.1%
#*   Doosan Infracore Co., Ltd.                                                  44,647               451,848                 0.1%
#*   Dragonfly GF Co., Ltd.                                                       2,130                20,526                 0.0%
#*   Duksan Hi-Metal Co., Ltd.                                                    2,788                28,100                 0.0%
     DuzonBIzon Co., Ltd.                                                         7,756                51,075                 0.0%
*    e Tec E&C, Ltd.                                                                262                21,333                 0.0%
#    e-LITECOM Co., Ltd.                                                          2,965                40,409                 0.0%
     E-Mart Co., Ltd.                                                             5,257               975,431                 0.1%
*    e-Starco Co., Ltd.                                                          18,549                53,432                 0.0%
     E1 Corp.                                                                       874                58,646                 0.0%
     Eagon Industries Co., Ltd.                                                   3,370                51,588                 0.0%
     Easy Bio, Inc.                                                              12,774                66,955                 0.0%
*    Ecopro Co., Ltd.                                                             3,593                30,582                 0.0%
#*   ELK Corp.                                                                    9,669                32,875                 0.0%
#*   EMKOREA Co., Ltd.                                                            5,967                26,881                 0.0%
     ENF Technology Co., Ltd.                                                     2,690                15,819                 0.0%
#    Eo Technics Co., Ltd.                                                        1,794               185,520                 0.0%
     Eugene Corp.                                                                27,797                83,177                 0.0%
*    Eugene Investment & Securities Co., Ltd.                                    21,915                37,093                 0.0%
#    Eugene Technology Co., Ltd.                                                  6,890               111,398                 0.0%
     EVERDIGM Corp.                                                               5,254                34,294                 0.0%
     Fila Korea, Ltd.                                                             2,496               260,669                 0.0%
#*   Finetex EnE, Inc.                                                            7,780                14,960                 0.0%
#*   Flexcom, Inc.                                                                4,293                20,481                 0.0%
#*   Foosung Co., Ltd.                                                            8,920                20,840                 0.0%
     Fursys, Inc.                                                                 1,797                53,963                 0.0%
#*   Gamevil, Inc.                                                                1,073               135,739                 0.0%
     Gaon Cable Co., Ltd.                                                           930                22,932                 0.0%
#*   GemVax & Kael Co., Ltd.                                                      3,491                61,531                 0.0%
#*   Genic Co., Ltd.                                                              1,895                38,315                 0.0%
     GIIR, Inc.                                                                   2,100                15,659                 0.0%
     Global & Yuasa Battery Co., Ltd.                                             2,645                91,815                 0.0%
#    Global Display Co., Ltd.                                                     6,155                37,383                 0.0%
*    GNCO Co., Ltd.                                                              10,287                13,270                 0.0%
     Golfzon Co., Ltd.                                                            7,538               189,195                 0.0%
#*   GS Engineering & Construction Corp.                                         18,160               478,531                 0.1%
     GS Global Corp.                                                              7,260                60,286                 0.0%
     GS Holdings Corp.                                                           15,813               611,689                 0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
SOUTH KOREA -- (Continued)
     GS Home Shopping, Inc.                                                         485  $             97,809                 0.0%
#    GS retail Co., Ltd.                                                          9,206               214,597                 0.0%
     Gwangju Shinsegae Co., Ltd.                                                    188                54,246                 0.0%
*    Halla Corp.                                                                  7,595                51,924                 0.0%
     Halla Holdings Corp.                                                         2,063               136,413                 0.0%
#    Halla Visteon Climate Control Corp.                                         10,488               467,395                 0.1%
     Han Kuk Carbon Co., Ltd.                                                     9,150                52,604                 0.0%
     Hana Financial Group, Inc.                                                  68,183             2,361,155                 0.3%
*    Hana Micron, Inc.                                                            8,673                70,773                 0.0%
#    Hana Tour Service, Inc.                                                      2,900               182,096                 0.0%
     Handsome Co., Ltd.                                                           6,136               184,337                 0.0%
     Hanil Cement Co., Ltd.                                                       1,489               191,551                 0.0%
*    Hanil E-Hwa Co., Ltd.                                                        4,101                68,681                 0.0%
#*   Hanjin Heavy Industries & Construction Co., Ltd.                            24,950               101,130                 0.0%
     Hanjin Heavy Industries & Construction Holdings Co., Ltd.                    6,254                52,766                 0.0%
#*   Hanjin Kal Corp.                                                             4,420               109,572                 0.0%
*    Hanjin Shipping Holdings Co., Ltd.                                             956                 9,045                 0.0%
     Hanjin Transportation Co., Ltd.                                              3,258               163,571                 0.0%
     Hankook Shell Oil Co., Ltd.                                                    264               120,702                 0.0%
     Hankook Tire Co., Ltd.                                                      18,751               966,122                 0.1%
*    Hankuk Glass Industries, Inc.                                                1,820                42,513                 0.0%
     Hankuk Paper Manufacturing Co., Ltd.                                           770                22,363                 0.0%
     Hanmi Semiconductor Co., Ltd.                                                5,683                84,532                 0.0%
     Hansae Co., Ltd.                                                             6,368               218,076                 0.0%
     Hansae Yes24 Holdings Co., Ltd.                                              6,460                87,159                 0.0%
     Hansol Chemical Co., Ltd.                                                    2,570                82,496                 0.0%
#*   Hansol HomeDeco Co., Ltd.                                                   40,610                76,399                 0.0%
     Hansol Logistics Co., Ltd.                                                  18,940                41,447                 0.0%
     Hansol Paper Co.                                                            20,003               185,804                 0.0%
#*   Hansol Technics Co., Ltd.                                                    4,977                54,696                 0.0%
#    Hanssem Co., Ltd.                                                            2,793               332,915                 0.1%
#    Hanwha Chemical Corp.                                                       33,157               377,809                 0.1%
*    Hanwha General Insurance Co., Ltd.                                          16,316                82,364                 0.0%
*    Hanwha Investment & Securities Co., Ltd.                                    21,144                74,221                 0.0%
     Hanwha Life Insurance Co., Ltd.                                             88,406               679,364                 0.1%
     Hanyang Eng Co., Ltd.                                                        5,602                33,858                 0.0%
     Hanyang Securities Co., Ltd.                                                 1,030                 6,607                 0.0%
*    Harim Holdings Co., Ltd.                                                    15,645                69,165                 0.0%
     Heung-A Shipping Co., Ltd.                                                  25,938                53,116                 0.0%
#*   HMC Investment Securities Co., Ltd.                                          7,873                81,190                 0.0%
#    Hotel Shilla Co., Ltd.                                                       5,843               550,085                 0.1%
     HS R&A Co., Ltd.                                                             2,433                70,859                 0.0%
     Huchems Fine Chemical Corp.                                                  7,590               165,112                 0.0%
     Humax Co., Ltd.                                                              5,231                50,880                 0.0%
     Husteel Co., Ltd.                                                            1,240                19,358                 0.0%
     Huvis Corp.                                                                  4,180                48,181                 0.0%
     Huvitz Co., Ltd.                                                               738                11,584                 0.0%
     Hwa Shin Co., Ltd.                                                          11,649                94,560                 0.0%
     HwaSung Industrial Co., Ltd.                                                 5,837                65,130                 0.0%
     Hy-Lok Corp.                                                                 3,008                82,154                 0.0%
     Hyosung Corp.                                                                8,777               521,135                 0.1%
*    Hyundai BNG Steel Co., Ltd.                                                  2,940                47,662                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
SOUTH KOREA -- (Continued)
     Hyundai Corp.                                                                3,483  $            119,407                 0.0%
     Hyundai Department Store Co., Ltd.                                           4,453               564,513                 0.1%
     Hyundai Development Co.                                                     20,312               766,030                 0.1%
*    Hyundai Elevator Co., Ltd.                                                   2,827               119,665                 0.0%
     Hyundai Engineering & Construction Co., Ltd.                                13,070               593,140                 0.1%
     Hyundai Engineering Plastics Co., Ltd.                                       3,250                23,239                 0.0%
     Hyundai Glovis Co., Ltd.                                                     1,811               450,454                 0.1%
     Hyundai Greenfood Co., Ltd.                                                 11,815               201,040                 0.0%
     Hyundai Heavy Industries Co., Ltd.                                           7,008               651,135                 0.1%
     Hyundai Home Shopping Network Corp.                                          1,182               150,324                 0.0%
     Hyundai Hy Communications & Networks Co., Ltd.                              12,240                52,093                 0.0%
#    Hyundai Hysco Co., Ltd.                                                      3,445               223,662                 0.0%
     Hyundai Livart Co., Ltd.                                                     4,340               183,502                 0.0%
     Hyundai Marine & Fire Insurance Co., Ltd.                                   19,525               515,659                 0.1%
#*   Hyundai Merchant Marine Co., Ltd.                                            8,126                87,935                 0.0%
     Hyundai Mobis Co., Ltd.                                                     10,173             2,380,122                 0.3%
#*   Hyundai Securities Co., Ltd.                                                51,185               332,546                 0.1%
#    Hyundai Steel Co.                                                           12,304               784,182                 0.1%
#    Hyundai Wia Corp.                                                            3,597               619,989                 0.1%
*    Hyunjin Materials Co., Ltd.                                                  3,137                11,255                 0.0%
     HyVision System, Inc.                                                        3,582                23,532                 0.0%
*    ICD Co., Ltd.                                                                2,226                12,781                 0.0%
     Iljin Electric Co., Ltd.                                                     5,910                44,092                 0.0%
     Iljin Holdings Co., Ltd.                                                     4,660                32,702                 0.0%
#*   Iljin Materials Co., Ltd.                                                    5,710                42,162                 0.0%
     Ilshin Spinning Co., Ltd.                                                      409                74,599                 0.0%
*    IM Co., Ltd.                                                                 5,419                16,080                 0.0%
#    iMarketKorea, Inc.                                                           4,690               115,921                 0.0%
     Industrial Bank of Korea                                                    39,003               570,353                 0.1%
#*   Infinitt Healthcare Co., Ltd.                                                5,114                39,409                 0.0%
#*   Infopia Co., Ltd.                                                            2,026                28,063                 0.0%
#*   Infraware, Inc.                                                              5,651                34,644                 0.0%
#*   InkTec Co., Ltd.                                                             2,097                21,712                 0.0%
     Innochips Technology, Inc.                                                   2,027                26,279                 0.0%
*    InnoWireless, Inc.                                                           1,034                10,163                 0.0%
#*   Innox Corp.                                                                  4,610                61,301                 0.0%
#*   Insun ENT Co., Ltd.                                                         10,668                32,843                 0.0%
     Intelligent Digital Integrated Securities Co., Ltd.                          2,551                31,295                 0.0%
*    Interflex Co., Ltd.                                                          2,561                26,887                 0.0%
#    Interpark Corp.                                                             10,479                89,017                 0.0%
     INTOPS Co., Ltd.                                                             1,868                27,252                 0.0%
     Inzi Controls Co., Ltd.                                                      2,210                10,478                 0.0%
     INZI Display Co., Ltd.                                                       5,255                 8,813                 0.0%
#*   IS Dongseo Co., Ltd.                                                         4,318               184,974                 0.0%
#    ISU Chemical Co., Ltd.                                                       5,540                53,467                 0.0%
#    IsuPetasys Co., Ltd.                                                        15,340                62,001                 0.0%
     Jahwa Electronics Co., Ltd.                                                  8,378                88,034                 0.0%
     JB Financial Group Co., Ltd.                                                35,118               215,665                 0.0%
*    Jcontentree Corp.                                                           10,225                37,320                 0.0%
     Jinsung T.E.C.                                                               1,807                 8,338                 0.0%
*    Joymax Co., Ltd.                                                             1,748                40,940                 0.0%
*    Jusung Engineering Co., Ltd.                                                 9,399                27,508                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
SOUTH KOREA -- (Continued)
*    JVM Co., Ltd.                                                                1,013  $             55,149                 0.0%
     KB Capital Co., Ltd.                                                         3,307                65,955                 0.0%
     KB Financial Group, Inc.                                                    11,853               464,635                 0.1%
     KB Financial Group, Inc. ADR                                                48,292             1,868,900                 0.2%
     KC Cottrell Co., Ltd.                                                        2,610                14,222                 0.0%
     KC Green Holdings Co., Ltd.                                                  5,270                51,019                 0.0%
     KC Tech Co., Ltd.                                                           11,768                84,570                 0.0%
#*   KCC Engineering & Construction Co., Ltd.                                     4,872                37,367                 0.0%
#    KCP Co., Ltd.                                                                4,411               101,516                 0.0%
*    KEC Corp.                                                                    5,232                 8,866                 0.0%
#    KEPCO Engineering & Construction Co., Inc.                                   2,109               128,085                 0.0%
#    KEPCO Plant Service & Engineering Co., Ltd.                                  3,492               286,150                 0.1%
     Keyang Electric Machinery Co., Ltd.                                          8,060                29,966                 0.0%
     KG Chemical Corp.                                                            2,680                41,561                 0.0%
     Kginicis Co., Ltd.                                                           5,797                82,956                 0.0%
#    KGMobilians Co., Ltd.                                                        4,423                53,609                 0.0%
#    KH Vatec Co., Ltd.                                                           5,865               178,503                 0.0%
     KISCO Corp.                                                                  1,168                36,317                 0.0%
     KISCO Holdings Co., Ltd.                                                        41                 1,976                 0.0%
     KISWIRE, Ltd.                                                                2,396               116,736                 0.0%
#    KIWOOM Securities Co., Ltd.                                                  3,302               140,381                 0.0%
*    KMH Co., Ltd.                                                                2,326                19,281                 0.0%
#*   KMW Co., Ltd.                                                                4,421                45,909                 0.0%
#    Koentec Co., Ltd.                                                           13,257                35,874                 0.0%
     Koh Young Technology, Inc.                                                   3,627               111,956                 0.0%
#    Kolao Holdings                                                               4,818                74,054                 0.0%
     Kolon Corp.                                                                  3,520                84,734                 0.0%
#*   Kolon Global Corp.                                                           3,016                20,965                 0.0%
#    Kolon Industries, Inc.                                                       8,020               407,903                 0.1%
#    KONA I Co., Ltd.                                                             2,745               112,066                 0.0%
     Kook Je Electric Korea Co., Ltd.                                             1,049                24,314                 0.0%
     Korea Circuit Co., Ltd.                                                      7,389                54,766                 0.0%
     Korea District Heating Corp.                                                   940                52,811                 0.0%
     Korea Electric Power Corp.                                                  15,780               692,675                 0.1%
     Korea Electric Power Corp. Sponsored ADR                                    40,021               874,859                 0.1%
     Korea Electric Terminal Co., Ltd.                                            1,920                98,883                 0.0%
     Korea Flange Co., Ltd.                                                       2,351                50,203                 0.0%
*    Korea Gas Corp.                                                              7,951               372,754                 0.1%
*    Korea Info & Comm                                                            3,785                32,607                 0.0%
     Korea Investment Holdings Co., Ltd.                                         12,475               630,822                 0.1%
#    Korea Kolmar Co., Ltd.                                                       2,301               112,189                 0.0%
     Korea Kolmar Holdings Co., Ltd.                                              1,107                52,040                 0.0%
     Korea Petrochemical Ind Co., Ltd.                                            1,671               122,402                 0.0%
     Korea Zinc Co., Ltd.                                                         1,221               459,820                 0.1%
*    Korean Air Lines Co., Ltd.                                                  13,792               489,586                 0.1%
     Korean Reinsurance Co.                                                      42,567               454,677                 0.1%
     Kortek Corp.                                                                 2,014                21,985                 0.0%
     KPF                                                                          2,698                10,530                 0.0%
     KPX Chemical Co., Ltd.                                                         618                34,395                 0.0%
     KT Corp.                                                                     2,060                63,468                 0.0%
     KT Corp. Sponsored ADR                                                      37,918               581,283                 0.1%
*    KT Hitel Co., Ltd.                                                           1,730                13,076                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
SOUTH KOREA -- (Continued)
     KT Skylife Co., Ltd.                                                         9,626  $            175,033                 0.0%
*    KTB Investment & Securities Co., Ltd.                                       13,480                27,178                 0.0%
     Kukdo Chemical Co., Ltd.                                                     1,317                51,001                 0.0%
     Kumho Electric Co., Ltd.                                                     1,900                30,302                 0.0%
#*   Kumho Industrial Co., Ltd.                                                   1,984                22,299                 0.0%
#    Kumho Petrochemical Co., Ltd.                                                1,827               132,125                 0.0%
*    Kumho Tire Co., Inc.                                                        33,903               339,265                 0.1%
     Kumkang Kind Co., Ltd.                                                         703                39,725                 0.0%
     Kunsul Chemical Industrial Co., Ltd.                                         1,304                54,397                 0.0%
#*   Kwang Myung Electric Engineering Co., Ltd.                                  10,100                22,835                 0.0%
*    Kwangju Bank                                                                 5,787                58,450                 0.0%
*    Kyeryong Construction Industrial Co., Ltd.                                   1,581                17,738                 0.0%
*    Kyobo Securities Co., Ltd.                                                  11,174               140,882                 0.0%
*    Kyongnam Bank                                                                8,844               103,185                 0.0%
#    Kyung Dong Navien Co., Ltd.                                                  1,630                44,430                 0.0%
     Kyung-In Synthetic Corp.                                                     3,940                18,858                 0.0%
#    Kyungbang, Ltd.                                                                283                50,525                 0.0%
     Kyungchang Industrial Co., Ltd.                                              7,192                66,027                 0.0%
     KyungDong City Gas Co., Ltd.                                                   888                97,274                 0.0%
#*   LB Semicon, Inc.                                                            16,693                22,728                 0.0%
     LEENO Industrial, Inc.                                                       3,057               121,735                 0.0%
     LF Corp.                                                                     8,732               275,416                 0.1%
     LG Chem, Ltd.                                                                7,660             1,435,599                 0.2%
*    LG Display Co., Ltd.                                                        33,768               994,097                 0.1%
*    LG Display Co., Ltd. ADR                                                   124,727             1,873,400                 0.2%
#    LG Hausys, Ltd.                                                              2,142               319,604                 0.1%
     LG Household & Health Care, Ltd.                                             1,851             1,077,919                 0.1%
*    LG Innotek Co., Ltd.                                                         3,681               290,240                 0.1%
     LG International Corp.                                                      13,208               267,738                 0.0%
     LG Uplus Corp.                                                              89,597               921,412                 0.1%
*    LIG ADP Co., Ltd.                                                            5,242                22,904                 0.0%
     LIG Insurance Co., Ltd.                                                     20,771               542,308                 0.1%
#    LMS Co., Ltd.                                                                3,047                50,773                 0.0%
#    Lock&Lock Co., Ltd.                                                          6,250                66,622                 0.0%
#*   Logistics Energy Korea Co., Ltd.                                            15,590                24,682                 0.0%
     Lotte Chemical Corp.                                                         5,300               718,820                 0.1%
     Lotte Confectionery Co., Ltd.                                                  227               408,219                 0.1%
     Lotte Food Co., Ltd.                                                           203               126,027                 0.0%
#    LOTTE Himart Co., Ltd.                                                       3,219               199,220                 0.0%
#*   Lotte Non-Life Insurance Co., Ltd.                                           9,821                26,735                 0.0%
#    Lotte Shopping Co., Ltd.                                                     2,486               689,157                 0.1%
     LS Corp.                                                                     5,523               309,252                 0.1%
#*   Lumens Co., Ltd.                                                            21,473               109,664                 0.0%
     Macquarie Korea Infrastructure Fund                                         90,272               602,900                 0.1%
*    Macrogen, Inc.                                                               1,740                71,966                 0.0%
     Maeil Dairy Industry Co., Ltd.                                               2,492                78,903                 0.0%
*    Mando Corp.                                                                  2,250               424,218                 0.1%
     MegaStudy Co., Ltd.                                                          1,890                94,786                 0.0%
#*   Melfas, Inc.                                                                 4,370                21,644                 0.0%
     Meritz Financial Group, Inc.                                                14,701               129,826                 0.0%
     Meritz Fire & Marine Insurance Co., Ltd.                                    30,903               370,217                 0.1%
     Meritz Securities Co., Ltd.                                                 56,485               229,622                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
SOUTH KOREA -- (Continued)
     Mirae Asset Securities Co., Ltd.                                            11,652  $            500,536                 0.1%
     Miwon Specialty Chemical Co., Ltd.                                              84                23,392                 0.0%
     MK Electron Co., Ltd.                                                       10,070                52,834                 0.0%
*    MNTech Co., Ltd.                                                             4,699                18,067                 0.0%
     Modetour Network, Inc.                                                       2,902                56,866                 0.0%
     Moorim P&P Co., Ltd.                                                        17,550                80,826                 0.0%
     Motonic Corp.                                                                2,770                33,666                 0.0%
     Namhae Chemical Corp.                                                        6,407                50,771                 0.0%
     Naver Corp.                                                                  4,206             2,976,258                 0.3%
     NCSoft Corp.                                                                 3,416               470,602                 0.1%
*    Neowiz Games Corp.                                                           6,687               143,977                 0.0%
#*   NEPES Corp.                                                                  8,540                49,809                 0.0%
     Nexen Corp.                                                                  1,232               100,300                 0.0%
     Nexen Tire Corp.                                                            10,790               132,148                 0.0%
#*   Nexolon Co., Ltd.                                                           33,430                 5,350                 0.0%
#*   Nexon GT Co., Ltd.                                                           5,925               105,428                 0.0%
     NH Investment & Securities Co., Ltd.                                         6,661                49,907                 0.0%
#*   NHN Entertainment Corp.                                                      1,154                89,840                 0.0%
#    NICE Holdings Co., Ltd.                                                      7,900               130,987                 0.0%
     NICE Information Service Co., Ltd.                                          15,276                66,430                 0.0%
#*   NK Co., Ltd.                                                                 3,712                16,274                 0.0%
     Nong Shim Holdings Co., Ltd.                                                   655                76,922                 0.0%
     NongShim Co., Ltd.                                                           1,440               359,519                 0.1%
     Noroo Holdings Co., Ltd.                                                       531                12,589                 0.0%
     NOROO Paint & Coatings Co., Ltd.                                             6,243                41,236                 0.0%
#*   OCI Co., Ltd.                                                                4,965               428,565                 0.1%
     OCI Materials Co., Ltd.                                                      3,038               144,637                 0.0%
#*   OPTRON-TEC, Inc.                                                             5,461                21,563                 0.0%
#    Orion Corp.                                                                    807               622,009                 0.1%
*    Osstem Implant Co., Ltd.                                                     3,092               126,048                 0.0%
     Ottogi Corp.                                                                   352               186,277                 0.0%
*    Paik Kwang Industrial Co., Ltd.                                              2,509                 6,885                 0.0%
#*   Pan Ocean Co., Ltd.                                                          1,878                 6,283                 0.0%
#    Pan-Pacific Co., Ltd.                                                        5,510                33,406                 0.0%
#*   PaperCorea, Inc.                                                            55,279                39,275                 0.0%
#    Partron Co., Ltd.                                                           18,010               148,298                 0.0%
     Poongsan Corp.                                                               3,171                78,459                 0.0%
#    Posco M-Tech Co., Ltd.                                                      17,041                50,154                 0.0%
#*   Posco Plantec Co., Ltd.                                                      3,235                 8,498                 0.0%
*    Power Logics Co., Ltd.                                                       4,300                14,004                 0.0%
     Pyeong Hwa Automotive Co., Ltd.                                              4,793                77,796                 0.0%
#*   Redrover Co., Ltd.                                                           7,376                47,092                 0.0%
     RFsemi Technologies, Inc.                                                    3,027                19,212                 0.0%
     RFTech Co., Ltd.                                                             1,617                10,297                 0.0%
*    S&C Engine Group, Ltd.                                                      14,992                29,068                 0.0%
     S&T Holdings Co., Ltd.                                                       1,330                21,443                 0.0%
     S&T Motiv Co., Ltd.                                                          3,710               134,300                 0.0%
     S-1 Corp.                                                                    3,092               215,312                 0.0%
#    S-Energy Co., Ltd.                                                           5,881                43,861                 0.0%
     S-MAC Co., Ltd.                                                              6,155                23,366                 0.0%
#    S-Oil Corp.                                                                 12,693               482,199                 0.1%
*    Sajo Industries Co., Ltd.                                                    1,553                54,574                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
SOUTH KOREA -- (Continued)
     Sam Yung Trading Co., Ltd.                                                   3,790  $             84,713                 0.0%
     Samchully Co., Ltd.                                                            888               125,597                 0.0%
     Samho Development Co., Ltd.                                                  3,821                11,917                 0.0%
*    Samho International Co., Ltd.                                                2,443                37,489                 0.0%
     SAMHWA Paints Industrial Co., Ltd.                                           3,040                35,804                 0.0%
#    Samick Musical Instruments Co., Ltd.                                         9,290                35,540                 0.0%
     Samick THK Co., Ltd.                                                         4,280                36,139                 0.0%
#    Samkwang Glass                                                               1,314                84,358                 0.0%
     Samlip General Foods Co., Ltd.                                               1,060               167,195                 0.0%
     Samsung Card Co., Ltd.                                                       2,913               125,261                 0.0%
#    Samsung Electro-Mechanics Co., Ltd.                                         22,523             1,027,186                 0.1%
     Samsung Electronics Co., Ltd.                                               20,663            24,096,000                 2.7%
     Samsung Electronics Co., Ltd. GDR                                           16,921             9,764,582                 1.1%
*    Samsung Engineering Co., Ltd.                                                3,766               217,211                 0.0%
     Samsung Fine Chemicals Co., Ltd.                                             7,294               203,358                 0.0%
     Samsung Fire & Marine Insurance Co., Ltd.                                    8,379             2,256,132                 0.3%
     Samsung Heavy Industries Co., Ltd.                                          20,998               511,766                 0.1%
     Samsung Life Insurance Co., Ltd.                                             9,065               988,778                 0.1%
#    Samsung SDI Co., Ltd.                                                       10,039             1,183,765                 0.2%
     Samsung Securities Co., Ltd.                                                16,004               717,004                 0.1%
*    SAMT Co., Ltd.                                                               7,876                12,409                 0.0%
     Samyang Foods Co., Ltd.                                                      1,700                34,970                 0.0%
     Samyang Holdings Corp.                                                       1,489               123,900                 0.0%
*    Samyoung Chemical Co., Ltd.                                                  6,670                 9,667                 0.0%
#*   Sangbo Corp.                                                                 3,833                27,384                 0.0%
     SBS Contents Hub Co., Ltd.                                                   3,097                43,811                 0.0%
     SBS Media Holdings Co., Ltd.                                                22,546                69,453                 0.0%
#*   SBW                                                                         23,330                23,557                 0.0%
     Seah Besteel Corp.                                                           6,200               185,398                 0.0%
     SeAH Holdings Corp.                                                            419                70,574                 0.0%
     SeAH Steel Corp.                                                             1,225                94,896                 0.0%
     Sebang Co., Ltd.                                                             4,147                75,155                 0.0%
     Sejong Industrial Co., Ltd.                                                  6,842                95,832                 0.0%
     Sempio Foods Co.                                                               710                26,514                 0.0%
#*   Seobu T&D                                                                    3,680                73,560                 0.0%
#*   Seohee Construction Co., Ltd.                                               48,053                31,320                 0.0%
#    Seoul Semiconductor Co., Ltd.                                               10,632               182,343                 0.0%
     SEOWONINTECH Co., Ltd.                                                       4,409                40,378                 0.0%
     Seoyeon Co., Ltd.                                                            1,879                26,865                 0.0%
*    Sewon Cellontech Co., Ltd.                                                   9,450                26,484                 0.0%
     Sewon Precision Industry Co., Ltd.                                           1,659                48,726                 0.0%
#    SEWOONMEDICAL Co., Ltd.                                                     10,144                79,751                 0.0%
#    SFA Engineering Corp.                                                        2,564               109,196                 0.0%
#*   SG Corp.                                                                    77,870                44,877                 0.0%
     SH Energy & Chemical Co., Ltd.                                              56,460                57,614                 0.0%
     Shinhan Financial Group Co., Ltd.                                           38,789             1,825,634                 0.2%
     Shinhan Financial Group Co., Ltd. ADR                                       27,601             1,299,179                 0.2%
     Shinsegae Co., Ltd.                                                          3,022               560,601                 0.1%
     Shinsegae Information & Communication Co., Ltd.                                372                32,441                 0.0%
     Shinsegae International Co., Ltd.                                              809                94,831                 0.0%
#*   Shinsung Solar Energy Co., Ltd.                                             31,936                32,189                 0.0%
#*   Shinsung Tongsang Co., Ltd.                                                 46,076                53,878                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
SOUTH KOREA -- (Continued)
*    Shinwha Intertek Corp.                                                       5,761  $             16,392                 0.0%
*    Shinwon Corp.                                                               19,797                53,001                 0.0%
*    Signetics Corp.                                                             12,318                16,331                 0.0%
*    SIGONG TECH Co., Ltd.                                                        6,507                24,208                 0.0%
     Silicon Works Co., Ltd.                                                      3,521                77,113                 0.0%
     Silla Co., Ltd.                                                              3,715                69,112                 0.0%
#*   Simm Tech Co., Ltd.                                                          8,465                71,166                 0.0%
     SIMPAC, Inc.                                                                 8,170                45,130                 0.0%
     SJM Co., Ltd.                                                                3,600                26,095                 0.0%
*    SK Broadband Co., Ltd.                                                      71,177               301,698                 0.1%
     SK C&C Co., Ltd.                                                             1,643               372,847                 0.1%
#    SK Chemicals Co., Ltd.                                                       5,244               299,144                 0.1%
#*   SK Communications Co., Ltd.                                                  4,426                26,806                 0.0%
     SK Gas, Ltd.                                                                 1,465               191,416                 0.0%
     SK Holdings Co., Ltd.                                                       12,679             1,987,419                 0.2%
*    SK Hynix, Inc.                                                              86,779             3,869,848                 0.4%
     SK Innovation Co., Ltd.                                                     10,567               864,382                 0.1%
*    SK Networks Co., Ltd.                                                       34,773               356,741                 0.1%
*    SK Securities Co., Ltd.                                                    124,639               108,751                 0.0%
     SK Telecom Co., Ltd.                                                           826               206,995                 0.0%
     SK Telecom Co., Ltd. ADR                                                     6,201               172,326                 0.0%
     SKC Co., Ltd.                                                                7,148               183,652                 0.0%
     SL Corp.                                                                     4,230                77,896                 0.0%
#*   SM Culture & Contents Co., Ltd.                                             13,542                34,859                 0.0%
#*   SM Entertainment Co.                                                         5,480               145,039                 0.0%
*    Solborn, Inc.                                                                6,643                25,423                 0.0%
#    Solid, Inc.                                                                  6,454                45,729                 0.0%
     Songwon Industrial Co., Ltd.                                                 6,210                36,109                 0.0%
#    Soulbrain Co., Ltd.                                                          3,122                78,928                 0.0%
*    Ssangyong Cement Industrial Co., Ltd.                                        8,500                82,184                 0.0%
*    Steel Flower Co., Ltd.                                                       2,781                10,051                 0.0%
#*   STS Semiconductor & Telecommunications                                      25,047                75,212                 0.0%
#*   STX Engine Co., Ltd.                                                         9,310                22,932                 0.0%
     Suheung Co., Ltd.                                                            1,935               107,648                 0.0%
     Sunchang Corp.                                                               3,918                30,586                 0.0%
#    Sung Kwang Bend Co., Ltd.                                                    7,937               114,827                 0.0%
*    Sungchang Enterprise Holdings, Ltd.                                          1,980                38,798                 0.0%
*    Sungshin Cement Co., Ltd.                                                    7,455                57,297                 0.0%
     Sungwoo Hitech Co., Ltd.                                                    18,826               271,377                 0.1%
     Sunjin Co., Ltd.                                                               860                30,623                 0.0%
*    Suprema, Inc.                                                                2,939                82,716                 0.0%
#*   Synopex, Inc.                                                               28,253                37,745                 0.0%
     Taekwang Industrial Co., Ltd.                                                  175               204,292                 0.0%
*    Taewoong Co., Ltd.                                                           4,152                64,500                 0.0%
*    Taeyoung Engineering & Construction Co., Ltd.                               15,599                61,887                 0.0%
     Tailim Packaging Industrial Co., Ltd.                                       15,780                36,134                 0.0%
#*   TK Chemical Corp.                                                           11,625                23,697                 0.0%
#    Tongyang Life Insurance                                                     14,620               158,786                 0.0%
*    Top Engineering Co., Ltd.                                                    2,531                 9,880                 0.0%
#    Toptec Co., Ltd.                                                             2,868                33,905                 0.0%
#*   Toray Chemical Korea, Inc.                                                   7,709                93,272                 0.0%
     Tovis Co., Ltd.                                                              6,532               109,261                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
SOUTH KOREA -- (Continued)
     TS Corp.                                                                     1,617  $             48,650                 0.0%
     Ubiquoss, Inc.                                                               4,502                30,471                 0.0%
*    Ubivelox, Inc.                                                               1,255                16,818                 0.0%
     UI Display Co., Ltd.                                                         1,154                 5,602                 0.0%
     Uju Electronics Co., Ltd.                                                    3,162                31,051                 0.0%
     Unid Co., Ltd.                                                               1,340                74,593                 0.0%
*    Uniquest Corp.                                                               1,110                 8,562                 0.0%
#*   Unison Co., Ltd.                                                             4,587                11,650                 0.0%
     Value Added Technologies Co., Ltd.                                           1,002                26,763                 0.0%
     Vieworks Co., Ltd.                                                           3,242               109,920                 0.0%
#    Visang Education, Inc.                                                       4,557                34,542                 0.0%
#*   Webzen, Inc.                                                                 5,851                82,080                 0.0%
*    WeMade Entertainment Co., Ltd.                                               1,116                38,856                 0.0%
*    WillBes & Co. (The)                                                         17,650                20,428                 0.0%
*    WiSoL Co., Ltd.                                                              5,552                33,265                 0.0%
*    Wonik IPS Co., Ltd.                                                         15,726               198,745                 0.0%
#    Woojeon & Handan Co., Ltd.                                                   8,429                19,899                 0.0%
#*   Woongjin Energy Co., Ltd.                                                   14,020                18,547                 0.0%
*    Woongjin Holdings Co., Ltd.                                                  6,158                11,214                 0.0%
#*   Woongjin Thinkbig Co., Ltd.                                                  7,573                51,273                 0.0%
     Wooree ETI Co., Ltd.                                                         7,385                10,865                 0.0%
*    Woori Finance Holdings Co., Ltd.                                            48,068               546,052                 0.1%
*    Woori Finance Holdings Co., Ltd. ADR                                         3,029               103,228                 0.0%
     Woori Investment & Securities Co., Ltd.                                     48,734               534,160                 0.1%
#*   Woori Investment Bank Co., Ltd.                                            291,324               128,299                 0.0%
     Y G-1 Co., Ltd.                                                              5,966                53,344                 0.0%
     YESCO Co., Ltd.                                                                510                17,946                 0.0%
#    YG Entertainment, Inc.                                                       3,019               128,374                 0.0%
     Yoosung Enterprise Co., Ltd.                                                10,361                64,283                 0.0%
     Youlchon Chemical Co., Ltd.                                                  3,560                45,236                 0.0%
#    Young Heung Iron & Steel Co., Ltd.                                          13,310                25,196                 0.0%
     Young Poong Corp.                                                              154               170,856                 0.0%
     Young Poong Precision Corp.                                                  6,555                56,741                 0.0%
     Youngone Corp.                                                               6,602               395,019                 0.1%
     Youngone Holdings Co., Ltd.                                                  1,664               164,325                 0.0%
                                                                                         --------------------  ------------------
TOTAL SOUTH KOREA                                                                                 135,644,408                15.0%
                                                                                         --------------------  ------------------
SPAIN -- (0.0%)
*    Banco Santander SA                                                          48,400               148,448                 0.0%
                                                                                         --------------------  ------------------
TAIWAN -- (13.4%)
#    A-DATA Technology Co., Ltd.                                                 65,605               118,079                 0.0%
     Ability Enterprise Co., Ltd.                                               183,892                91,371                 0.0%
     AcBel Polytech, Inc.                                                        87,685                99,201                 0.0%
#    Accton Technology Corp.                                                    199,858               102,032                 0.0%
#*   Acer, Inc.                                                                 779,270               535,506                 0.1%
     ACES Electronic Co., Ltd.                                                   27,000                33,211                 0.0%
     ACHEM Technology Corp.                                                      93,526                53,735                 0.0%
     Acter Co., Ltd.                                                             13,000                33,254                 0.0%
*    Action Electronics Co., Ltd.                                                45,408                 8,221                 0.0%
     Actron Technology Corp.                                                     33,000               119,032                 0.0%
#    Adlink Technology, Inc.                                                     25,471                64,816                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
TAIWAN -- (Continued)
     Advanced Ceramic X Corp.                                                    12,000  $             45,151                 0.0%
*    Advanced Connectek, Inc.                                                    55,000                20,580                 0.0%
     Advanced International Multitech Co., Ltd.                                  42,000                27,767                 0.0%
     Advanced Semiconductor Engineering, Inc.                                   260,774               314,585                 0.1%
     Advanced Semiconductor Engineering, Inc. ADR                               193,232             1,192,241                 0.2%
*    Advanced Wireless Semiconductor Co.                                         58,000                51,802                 0.0%
     Advancetek Enterprise Co., Ltd.                                             29,580                23,202                 0.0%
#    Advantech Co., Ltd.                                                         46,555               323,905                 0.1%
*    AGV Products Corp.                                                         232,914                61,470                 0.0%
     AimCore Technology Co., Ltd.                                                25,846                21,289                 0.0%
#    Airtac International Group                                                  29,000               212,036                 0.0%
     Alcor Micro Corp.                                                           17,000                14,157                 0.0%
#    ALI Corp.                                                                  102,000                84,338                 0.0%
     Alpha Networks, Inc.                                                       110,000                55,448                 0.0%
     Altek Corp.                                                                117,727               127,172                 0.0%
     Ambassador Hotel (The)                                                      13,000                11,808                 0.0%
     AMPOC Far-East Co., Ltd.                                                    31,000                29,057                 0.0%
#    AmTRAN Technology Co., Ltd.                                                286,907               165,141                 0.0%
     Anpec Electronics Corp.                                                     35,454                32,243                 0.0%
#    Apacer Technology, Inc.                                                     47,846                48,096                 0.0%
     APCB, Inc.                                                                  39,000                25,230                 0.0%
     Apex Biotechnology Corp.                                                    35,477                55,680                 0.0%
     Apex International Co., Ltd.                                                45,710                61,258                 0.0%
     Apex Medical Corp.                                                          21,000                34,222                 0.0%
     Apex Science & Engineering                                                  24,200                 9,111                 0.0%
     Arcadyan Technology Corp.                                                   44,445                55,305                 0.0%
     Ardentec Corp.                                                             178,443               140,418                 0.0%
*    Arima Communications Corp.                                                 106,087                48,102                 0.0%
#    Asia Cement Corp.                                                          321,696               415,293                 0.1%
*    Asia Optical Co., Inc.                                                      96,000               122,365                 0.0%
#    Asia Plastic Recycling Holding, Ltd.                                        67,762                85,628                 0.0%
     Asia Polymer Corp.                                                         147,200               100,977                 0.0%
     Asia Vital Components Co., Ltd.                                             95,278                65,096                 0.0%
     ASROCK, Inc.                                                                 8,000                21,723                 0.0%
     Asustek Computer, Inc.                                                     130,996             1,337,493                 0.2%
     Aten International Co., Ltd.                                                35,000                85,643                 0.0%
#    AU Optronics Corp.                                                       2,960,000             1,410,651                 0.2%
     AU Optronics Corp. Sponsored ADR                                           123,555               591,828                 0.1%
     Audix Corp.                                                                 52,800                67,409                 0.0%
     Aurora Corp.                                                                33,693                55,849                 0.0%
     AV Tech Corp.                                                               10,000                18,367                 0.0%
     Avermedia Technologies                                                      55,690                20,324                 0.0%
*    Avision, Inc.                                                               64,693                17,573                 0.0%
#    AVY Precision Technology, Inc.                                              34,000                97,685                 0.0%
     Awea Mechantronic Co., Ltd.                                                 12,600                17,237                 0.0%
     Bank of Kaohsiung Co., Ltd.                                                135,128                40,422                 0.0%
#    BenQ Materials Corp.                                                        87,000                88,114                 0.0%
     BES Engineering Corp.                                                      502,000               129,044                 0.0%
*    Bin Chuan Enterprise Co., Ltd.                                              15,641                10,961                 0.0%
     Biostar Microtech International Corp.                                       73,000                26,557                 0.0%
     Bizlink Holding, Inc.                                                       23,248                82,261                 0.0%
     Boardtek Electronics Corp.                                                  63,000                77,751                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
TAIWAN -- (Continued)
     Bright Led Electronics Corp.                                                23,100  $              9,278                 0.0%
     C Sun Manufacturing, Ltd.                                                   29,000                20,507                 0.0%
#    Capital Securities Corp.                                                   712,731               230,431                 0.0%
     Career Technology MFG. Co., Ltd.                                            92,000               105,534                 0.0%
     Carnival Industrial Corp.                                                   65,000                16,667                 0.0%
     Catcher Technology Co., Ltd.                                               146,509             1,236,791                 0.2%
     Cathay Financial Holding Co., Ltd.                                         846,125             1,394,723                 0.2%
#    Cathay Real Estate Development Co., Ltd.                                   316,000               164,812                 0.0%
     ChainQui Construction Development Co., Ltd.                                 22,000                16,187                 0.0%
     Champion Building Materials Co., Ltd.                                       99,000                31,356                 0.0%
     Chang Hwa Commercial Bank, Ltd.                                          1,003,078               632,432                 0.1%
     Chang Wah Electromaterials, Inc.                                            11,249                23,007                 0.0%
     Channel Well Technology Co., Ltd.                                           50,000                26,684                 0.0%
     Charoen Pokphand Enterprise                                                 75,600                62,540                 0.0%
     Chaun-Choung Technology Corp.                                               28,000                78,102                 0.0%
#    CHC Resources Corp.                                                         12,618                28,232                 0.0%
     Chen Full International Co., Ltd.                                           46,000                42,398                 0.0%
     Chenbro Micom Co., Ltd.                                                     37,000                59,153                 0.0%
     Cheng Loong Corp.                                                          337,480               147,833                 0.0%
#    Cheng Shin Rubber Industry Co., Ltd.                                       377,808               882,402                 0.1%
#    Cheng Uei Precision Industry Co., Ltd.                                     177,159               295,840                 0.1%
#*   Chenming Mold Industry Corp.                                                41,000                30,348                 0.0%
#    Chia Chang Co., Ltd.                                                        39,000                37,633                 0.0%
     Chicony Electronics Co., Ltd.                                              110,732               318,879                 0.1%
     Chien Kuo Construction Co., Ltd.                                           138,675                54,289                 0.0%
     Chilisin Electronics Corp.                                                  27,324                24,369                 0.0%
     Chime Ball Technology Co., Ltd.                                              9,000                22,620                 0.0%
     Chimei Materials Technology Corp.                                          111,250               122,006                 0.0%
#    Chin-Poon Industrial Co., Ltd.                                             134,113               215,318                 0.0%
*    China Airlines, Ltd.                                                     1,079,062               422,449                 0.1%
#    China Development Financial Holding Corp.                                2,682,579               862,284                 0.1%
     China Ecotek Corp.                                                          10,000                20,011                 0.0%
*    China Electric Manufacturing Corp.                                         103,000                37,625                 0.0%
     China General Plastics Corp.                                               170,872                61,872                 0.0%
     China Glaze Co., Ltd.                                                       25,000                11,522                 0.0%
     China Life Insurance Co., Ltd.                                             770,820               672,295                 0.1%
     China Metal Products                                                       103,190                84,800                 0.0%
#*   China Petrochemical Development Corp.                                      843,092               266,818                 0.1%
     China Steel Chemical Corp.                                                  35,227               191,875                 0.0%
     China Steel Corp.                                                        1,376,940             1,187,915                 0.2%
     China Steel Structure Co., Ltd.                                             36,000                32,221                 0.0%
#    China Synthetic Rubber Corp.                                               186,735               192,798                 0.0%
*    China Wire & Cable Co., Ltd.                                                27,000                10,711                 0.0%
     Chinese Maritime Transport, Ltd.                                            33,000                36,940                 0.0%
#    Chipbond Technology Corp.                                                  174,000               320,836                 0.1%
#    Chong Hong Construction Co., Ltd.                                           50,582               104,103                 0.0%
#    Chroma ATE, Inc.                                                            69,466               173,278                 0.0%
     Chun YU Works & Co., Ltd.                                                   60,000                25,877                 0.0%
     Chun Yuan Steel                                                            163,999                61,540                 0.0%
*    Chung Hsin Electric & Machinery Manufacturing Corp.                        192,000               120,692                 0.0%
*    Chung Hung Steel Corp.                                                     244,889                59,777                 0.0%
*    Chung Hwa Pulp Corp.                                                       228,680                65,231                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
TAIWAN -- (Continued)
     Chunghwa Telecom Co., Ltd.                                                 139,800  $            426,534                 0.1%
#    Chunghwa Telecom Co., Ltd. ADR                                              34,215             1,038,083                 0.1%
#    Chyang Sheng Dyeing & Finishing Co., Ltd.                                   53,000                26,088                 0.0%
     Cleanaway Co., Ltd.                                                         21,000                93,356                 0.0%
     Clevo Co.                                                                  107,869               191,536                 0.0%
#*   CMC Magnetics Corp.                                                      1,285,000               189,512                 0.0%
*    CoAsia Microelectronics Corp.                                               63,000                23,387                 0.0%
     Collins Co., Ltd.                                                           47,770                20,992                 0.0%
     Compal Electronics, Inc.                                                 1,042,086               770,223                 0.1%
     Compeq Manufacturing Co., Ltd.                                             461,000               254,494                 0.0%
*    Concord Securities Corp.                                                   201,000                52,131                 0.0%
     Continental Holdings Corp.                                                 131,250                48,595                 0.0%
     Coretronic Corp.                                                           204,000               307,034                 0.1%
*    Cosmo Electronics Corp.                                                     11,000                12,372                 0.0%
     Coxon Precise Industrial Co., Ltd.                                          35,000                61,592                 0.0%
#*   Crystalwise Technology, Inc.                                                59,115                46,808                 0.0%
     CSBC Corp. Taiwan                                                          168,440                88,589                 0.0%
     CTBC Financial Holding Co., Ltd.                                         2,010,258             1,409,755                 0.2%
     CTCI Corp.                                                                 119,555               195,456                 0.0%
     Cub Elecparts, Inc.                                                         11,883               125,363                 0.0%
     CviLux Corp.                                                                39,329                62,305                 0.0%
     Cyberlink Corp.                                                             23,356                67,582                 0.0%
     CyberPower Systems, Inc.                                                     9,000                17,758                 0.0%
#    CyberTAN Technology, Inc.                                                   77,576                62,700                 0.0%
#    D-Link Corp.                                                               262,475               147,057                 0.0%
     DA CIN Construction Co., Ltd.                                               41,000                28,867                 0.0%
*    Da-Li Construction Co., Ltd.                                                21,076                24,279                 0.0%
     Dafeng TV, Ltd.                                                              9,130                14,870                 0.0%
#*   Danen Technology Corp.                                                      72,000                24,959                 0.0%
     Darfon Electronics Corp.                                                   109,000                58,936                 0.0%
*    Delpha Construction Co., Ltd.                                               60,639                28,437                 0.0%
     Delta Electronics, Inc.                                                    198,521             1,190,966                 0.2%
     Depo Auto Parts Ind Co., Ltd.                                               43,000               155,803                 0.0%
     DFI, Inc.                                                                   46,460                52,132                 0.0%
     Dimerco Express Corp.                                                       34,000                27,052                 0.0%
#    Dynacolor, Inc.                                                             16,000                33,243                 0.0%
*    Dynamic Electronics Co., Ltd.                                              146,006                73,414                 0.0%
     Dynapack International Technology Corp.                                     38,000                92,429                 0.0%
#*   E Ink Holdings, Inc.                                                       404,000               196,514                 0.0%
#    E-Lead Electronic Co., Ltd.                                                 28,000                50,312                 0.0%
#    E-Life Mall Corp.                                                           30,000                57,990                 0.0%
#*   E-Ton Solar Tech Co., Ltd.                                                  84,032                42,801                 0.0%
     E.Sun Financial Holding Co., Ltd.                                        1,448,586               917,510                 0.1%
     Eastern Media International Corp.                                          129,406                43,522                 0.0%
#    Eclat Textile Co., Ltd.                                                     50,096               477,873                 0.1%
     Edimax Technology Co., Ltd.                                                 49,044                18,755                 0.0%
#    Edison Opto Corp.                                                           38,000                27,977                 0.0%
#    Edom Technology Co., Ltd.                                                   58,000                54,041                 0.0%
#    eGalax_eMPIA Technology, Inc.                                               27,667                51,037                 0.0%
#    Elan Microelectronics Corp.                                                158,370               251,452                 0.0%
#    Elite Advanced Laser Corp.                                                  36,000               113,202                 0.0%
     Elite Material Co., Ltd.                                                   118,909               140,107                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
TAIWAN -- (Continued)
     Elite Semiconductor Memory Technology, Inc.                                 76,000  $            115,610                 0.0%
     Elitegroup Computer Systems Co., Ltd.                                      137,235               115,743                 0.0%
#    eMemory Technology, Inc.                                                    23,000               248,666                 0.0%
     ENG Electric Co., Ltd.                                                      53,000                32,376                 0.0%
     EnTie Commercial Bank Co., Ltd.                                            189,500                83,555                 0.0%
*    Entire Technology Co., Ltd.                                                 33,000                25,749                 0.0%
*    Episil Holdings, Inc.                                                       58,000                26,887                 0.0%
#    Epistar Corp.                                                              290,433               525,191                 0.1%
     Eternal Materials Co., Ltd.                                                217,042               214,993                 0.0%
#*   Etron Technology, Inc.                                                     183,000                85,507                 0.0%
*    Eva Airways Corp.                                                          518,533               303,809                 0.1%
     Everest Textile Co., Ltd.                                                   63,000                29,356                 0.0%
     Evergreen International Storage & Transport Corp.                          239,000               140,011                 0.0%
*    Evergreen Marine Corp. Taiwan, Ltd.                                        527,799               311,966                 0.1%
#    Everlight Electronics Co., Ltd.                                            153,149               290,576                 0.1%
#    Everspring Industry Co., Ltd.                                               95,000                94,899                 0.0%
     Excelsior Medical Co., Ltd.                                                 44,800                75,628                 0.0%
     Far Eastern Department Stores, Ltd.                                        275,370               248,992                 0.0%
     Far Eastern International Bank                                             793,035               267,357                 0.1%
     Far Eastern New Century Corp.                                              646,373               679,688                 0.1%
     Far EasTone Telecommunications Co., Ltd.                                   353,000               781,215                 0.1%
#    Faraday Technology Corp.                                                   105,738               112,621                 0.0%
*    Farglory F T Z Investment Holding Co., Ltd.                                 24,000                16,220                 0.0%
#    Farglory Land Development Co., Ltd.                                        133,442               131,981                 0.0%
     Federal Corp.                                                              189,863               112,723                 0.0%
     Feedback Technology Corp.                                                    7,000                10,976                 0.0%
     Feng Hsin Iron & Steel Co.                                                 134,550               165,695                 0.0%
     Feng TAY Enterprise Co., Ltd.                                               68,181               176,196                 0.0%
     First Copper Technology Co., Ltd.                                           36,000                12,276                 0.0%
     First Financial Holding Co., Ltd.                                        1,384,346               852,308                 0.1%
     First Hotel                                                                 66,443                42,847                 0.0%
#    First Insurance Co, Ltd. (The)                                              93,606                47,568                 0.0%
*    First Steamship Co., Ltd.                                                  178,595               116,634                 0.0%
#    FLEXium Interconnect, Inc.                                                  78,407               165,983                 0.0%
#    Flytech Technology Co., Ltd.                                                39,419               140,972                 0.0%
*    Forhouse Corp.                                                             140,000                54,372                 0.0%
     Formosa Advanced Technologies Co., Ltd.                                     28,000                18,785                 0.0%
     Formosa Chemicals & Fibre Corp.                                            319,378               743,646                 0.1%
#*   Formosa Epitaxy, Inc.                                                      146,000                74,838                 0.0%
     Formosa International Hotels Corp.                                          10,595               109,715                 0.0%
     Formosa Oilseed Processing Co., Ltd.                                        67,000                43,482                 0.0%
     Formosa Optical Technology Co., Ltd.                                         7,000                19,510                 0.0%
     Formosa Petrochemical Corp.                                                126,000               295,762                 0.1%
     Formosa Plastics Corp.                                                     408,134               942,531                 0.1%
     Formosan Rubber Group, Inc.                                                182,000               198,496                 0.0%
     Formosan Union Chemical                                                     95,266                39,429                 0.0%
     Founding Construction & Development Co., Ltd.                               64,206                43,343                 0.0%
     Foxconn Technology Co., Ltd.                                               198,588               529,867                 0.1%
     Foxlink Image Technology Co., Ltd.                                          63,000                37,892                 0.0%
*    Froch Enterprise Co., Ltd.                                                  54,000                22,304                 0.0%
     FSP Technology, Inc.                                                        57,349                47,759                 0.0%
     Fubon Financial Holding Co., Ltd.                                          662,896             1,122,232                 0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
TAIWAN -- (Continued)
     Fullerton Technology Co., Ltd.                                              15,000  $             12,329                 0.0%
     Fulltech Fiber Glass Corp.                                                 117,544                42,418                 0.0%
     Fwusow Industry Co., Ltd.                                                   30,887                15,325                 0.0%
     G Shank Enterprise Co., Ltd.                                                63,382                56,727                 0.0%
#*   G Tech Optoelectronics Corp.                                                69,000                56,208                 0.0%
     Gallant Precision Machining Co., Ltd.                                       52,000                20,620                 0.0%
     Gamania Digital Entertainment Co., Ltd.                                     43,000                40,833                 0.0%
     Gemtek Technology Corp.                                                    160,574               117,847                 0.0%
#*   Genesis Photonics, Inc.                                                    131,520                65,197                 0.0%
#*   Genius Electronic Optical Co., Ltd.                                         23,071                64,711                 0.0%
#    GeoVision, Inc.                                                             29,191               106,175                 0.0%
     Getac Technology Corp.                                                     197,000                99,234                 0.0%
     Giant Manufacturing Co., Ltd.                                               50,287               407,173                 0.1%
#*   Giantplus Technology Co., Ltd.                                              57,000                19,616                 0.0%
     Giga Solution Tech Co., Ltd.                                                26,000                16,111                 0.0%
     Gigasolar Materials Corp.                                                    8,280               139,489                 0.0%
#*   Gigastorage Corp.                                                           75,213                66,289                 0.0%
     Ginko International Co., Ltd.                                               10,000               134,668                 0.0%
#*   Gintech Energy Corp.                                                       126,703                99,146                 0.0%
*    Global Brands Manufacture, Ltd.                                            101,666                32,047                 0.0%
     Global Lighting Technologies, Inc.                                          14,000                18,898                 0.0%
     Global Mixed Mode Technology, Inc.                                          29,000                77,855                 0.0%
     Global Unichip Corp.                                                        31,000                93,662                 0.0%
#    Globe Union Industrial Corp.                                               128,518                63,064                 0.0%
     Gloria Material Technology Corp.                                           149,950                99,223                 0.0%
     Glory Science Co., Ltd.                                                     32,467                44,492                 0.0%
*    Gold Circuit Electronics, Ltd.                                             182,263                75,471                 0.0%
#*   Goldsun Development & Construction Co., Ltd.                               490,730               173,553                 0.0%
     Good Will Instrument Co., Ltd.                                               6,222                 4,429                 0.0%
#    Gourmet Master Co., Ltd.                                                    12,000                75,957                 0.0%
     Grand Pacific Petrochemical                                                346,000               165,780                 0.0%
     Grape King Bio, Ltd.                                                        37,000               154,661                 0.0%
     Great China Metal Industry                                                  52,000                47,996                 0.0%
     Great Taipei Gas Co., Ltd.                                                  78,000                59,780                 0.0%
     Great Wall Enterprise Co., Ltd.                                            209,682               190,168                 0.0%
*    Green Energy Technology, Inc.                                               90,537                59,100                 0.0%
*    GTM Corp.                                                                   39,000                27,783                 0.0%
*    Hannstar Board Corp.                                                       185,681                69,789                 0.0%
     HannStar Display Corp.                                                   1,019,667               256,859                 0.1%
*    HannsTouch Solution, Inc.                                                  357,061                74,418                 0.0%
     Harvatek Corp.                                                              44,230                25,420                 0.0%
     Highwealth Construction Corp.                                              191,554               331,531                 0.1%
     Hiroca Holdings, Ltd.                                                       24,728                77,135                 0.0%
*    HiTi Digital, Inc.                                                           8,956                 4,461                 0.0%
#    Hitron Technology, Inc.                                                     78,000                38,954                 0.0%
#    Hiwin Technologies Corp.                                                    49,341               390,366                 0.1%
     Ho Tung Chemical Corp.                                                     328,993               115,793                 0.0%
     Hocheng Corp.                                                              137,300                47,004                 0.0%
     Holiday Entertainment Co., Ltd.                                             25,000                28,630                 0.0%
     Holtek Semiconductor, Inc.                                                  69,000               117,313                 0.0%
#    Holy Stone Enterprise Co., Ltd.                                             73,500                97,556                 0.0%
#    Hon Hai Precision Industry Co., Ltd.                                     2,265,758             7,171,117                 0.8%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
TAIWAN -- (Continued)
     Hon Hai Precision Industry Co., Ltd. GDR                                   151,593  $            957,714                 0.1%
     Hong TAI Electric Industrial                                                51,000                16,775                 0.0%
     Horizon Securities Co., Ltd.                                               282,000                76,849                 0.0%
#    Hota Industrial Manufacturing Co., Ltd.                                     76,919               137,822                 0.0%
     Hotai Motor Co., Ltd.                                                       36,000               526,792                 0.1%
     Hsin Kuang Steel Co., Ltd.                                                  92,788                52,744                 0.0%
     Hsin Yung Chien Co., Ltd.                                                    9,900                35,831                 0.0%
#*   HTC Corp.                                                                   99,660               441,281                 0.1%
     Hu Lane Associate, Inc.                                                     31,151               109,039                 0.0%
     HUA ENG Wire & Cable                                                       157,000                51,936                 0.0%
     Hua Nan Financial Holdings Co., Ltd.                                       862,747               511,206                 0.1%
#    Huaku Development Co., Ltd.                                                 78,465               128,913                 0.0%
     Huang Hsiang Construction Corp.                                             25,000                32,443                 0.0%
     Hung Poo Real Estate Development Corp.                                      92,609                69,791                 0.0%
#    Hung Sheng Construction, Ltd.                                              153,000                93,833                 0.0%
     Huxen Corp.                                                                 10,000                13,964                 0.0%
     Hwa Fong Rubber Co., Ltd.                                                  144,540               106,906                 0.0%
     Hwacom Systems, Inc.                                                        43,000                22,839                 0.0%
     I-Chiun Precision Industry Co., Ltd.                                        53,000                30,991                 0.0%
     I-Sheng Electric Wire & Cable Co., Ltd.                                     30,000                40,509                 0.0%
     Ibase Technology, Inc.                                                      23,270                41,678                 0.0%
#    Ichia Technologies, Inc.                                                   121,897               133,256                 0.0%
     ILI Technology Corp.                                                        15,748                35,370                 0.0%
     Infortrend Technology, Inc.                                                 56,798                31,696                 0.0%
#    Innolux Corp.                                                            2,692,461             1,230,443                 0.2%
*    Inotera Memories, Inc.                                                     481,000               743,374                 0.1%
     Inventec Corp.                                                             860,181               598,527                 0.1%
     ITE Technology, Inc.                                                        44,202                46,273                 0.0%
     ITEQ Corp.                                                                  72,299                56,384                 0.0%
#*   J Touch Corp.                                                               48,000                25,946                 0.0%
*    Janfusun Fancyworld Corp.                                                   71,590                10,783                 0.0%
     Jentech Precision Industrial Co., Ltd.                                      18,000                40,393                 0.0%
     Jess-Link Products Co., Ltd.                                                50,500                45,007                 0.0%
     Jih Sun Financial Holdings Co., Ltd.                                       342,547                91,394                 0.0%
     Johnson Health Tech Co., Ltd.                                               38,755                90,782                 0.0%
     K Laser Technology, Inc.                                                    55,000                27,249                 0.0%
     Kang Na Hsiung Enterprise Co., Ltd.                                         59,000                27,334                 0.0%
     Kao Hsing Chang Iron & Steel                                                91,000                31,782                 0.0%
#    Kaori Heat Treatment Co., Ltd.                                              21,803                42,469                 0.0%
     Kaulin Manufacturing Co., Ltd.                                              39,000                26,177                 0.0%
     KD Holding Corp.                                                             6,000                32,439                 0.0%
     KEE TAI Properties Co., Ltd.                                               134,226                77,104                 0.0%
#    Kenda Rubber Industrial Co., Ltd.                                          158,106               322,789                 0.1%
     Kenmec Mechanical Engineering Co., Ltd.                                     61,000                27,078                 0.0%
#    Kerry TJ Logistics Co., Ltd.                                                82,000               102,520                 0.0%
#    Kindom Construction Corp.                                                  106,000                91,434                 0.0%
#    King Slide Works Co., Ltd.                                                  16,050               210,736                 0.0%
     King Yuan Electronics Co., Ltd.                                            423,529               335,539                 0.1%
     King's Town Bank Co., Ltd.                                                 265,000               289,827                 0.1%
#*   King's Town Construction Co., Ltd.                                          61,126                53,556                 0.0%
     Kinik Co.                                                                   40,000                81,012                 0.0%
     Kinko Optical Co., Ltd.                                                     37,000                25,501                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
TAIWAN -- (Continued)
*    Kinpo Electronics                                                          387,028  $            168,948                 0.0%
#    Kinsus Interconnect Technology Corp.                                        88,009               331,209                 0.1%
     KMC Kuei Meng International, Inc.                                           14,000                57,670                 0.0%
     KS Terminals, Inc.                                                          23,760                27,180                 0.0%
     Kung Long Batteries Industrial Co., Ltd.                                    32,000               107,594                 0.0%
     Kung Sing Engineering Corp.                                                108,000                43,527                 0.0%
#    Kuo Toong International Co., Ltd.                                           63,000                93,533                 0.0%
     Kuoyang Construction Co., Ltd.                                             189,450                80,962                 0.0%
#    Kwong Fong Industries Corp.                                                 79,840                43,893                 0.0%
     KYE Systems Corp.                                                           84,568                29,136                 0.0%
     LAN FA Textile                                                              78,277                24,299                 0.0%
     Largan Precision Co., Ltd.                                                  12,306               864,488                 0.1%
#    LCY Chemical Corp.                                                         195,799                95,165                 0.0%
#    Leader Electronics, Inc.                                                    30,602                10,736                 0.0%
     Leadtrend Technology Corp.                                                   4,159                 5,265                 0.0%
*    Lealea Enterprise Co., Ltd.                                                241,981                68,449                 0.0%
     Ledtech Electronics Corp.                                                   19,000                 9,487                 0.0%
     LEE CHI Enterprises Co., Ltd.                                               40,000                17,612                 0.0%
     Lelon Electronics Corp.                                                     29,000                35,267                 0.0%
*    Leofoo Development Co.                                                     135,000                48,900                 0.0%
*    LES Enphants Co., Ltd.                                                      53,901                30,521                 0.0%
     Lextar Electronics Corp.                                                   119,000                99,320                 0.0%
#*   Li Peng Enterprise Co., Ltd.                                               147,578                50,806                 0.0%
     Lian HWA Food Corp.                                                         13,305                14,074                 0.0%
     Lien Hwa Industrial Corp.                                                  177,728               115,419                 0.0%
#    Lingsen Precision Industries, Ltd.                                         185,000                94,255                 0.0%
     Lite-On Semiconductor Corp.                                                100,213                66,008                 0.0%
     Lite-On Technology Corp.                                                   611,112               857,645                 0.1%
     Long Bon International Co., Ltd.                                            88,000                53,725                 0.0%
     Long Chen Paper Co., Ltd.                                                  183,348                91,781                 0.0%
     Longwell Co.                                                                40,000                35,386                 0.0%
     Lotes Co., Ltd.                                                             15,631                64,931                 0.0%
     Lumax International Corp., Ltd.                                             36,325                77,641                 0.0%
     Lung Yen Life Service Corp.                                                 25,000                73,635                 0.0%
     Macroblock, Inc.                                                             5,000                 9,955                 0.0%
#*   Macronix International                                                   1,436,048               322,692                 0.1%
*    MacroWell OMG Digital Entertainment Co., Ltd.                               12,000                25,329                 0.0%
#    Mag Layers Scientific-Technics Co., Ltd.                                    11,550                12,230                 0.0%
#    Makalot Industrial Co., Ltd.                                                48,254               252,465                 0.0%
#    Marketech International Corp.                                               58,000                40,926                 0.0%
     Masterlink Securities Corp.                                                345,092               109,975                 0.0%
     Mayer Steel Pipe Corp.                                                      37,259                17,709                 0.0%
#    MediaTek, Inc.                                                             122,360             1,747,663                 0.2%
     Mega Financial Holding Co., Ltd.                                         2,033,213             1,686,341                 0.2%
     Mercuries & Associates, Ltd.                                               131,460                76,105                 0.0%
*    Mercuries Life Insurance Co., Ltd.                                          35,700                20,049                 0.0%
     Merida Industry Co., Ltd.                                                   44,415               306,803                 0.1%
     Merry Electronics Co., Ltd.                                                 46,906               189,692                 0.0%
#    Micro-Star International Co., Ltd.                                         223,233               273,407                 0.1%
#*   Microbio Co., Ltd.                                                         107,572                93,716                 0.0%
#*   Microelectronics Technology, Inc.                                           75,119                36,264                 0.0%
     Microlife Corp.                                                             12,600                26,853                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
TAIWAN -- (Continued)
#    MIN AIK Technology Co., Ltd.                                                36,000  $            159,071                 0.0%
     Mirle Automation Corp.                                                      41,046                34,163                 0.0%
#    Mitac Holdings Corp.                                                       191,483               148,236                 0.0%
*    Mosel Vitelic, Inc.                                                         89,806                19,338                 0.0%
#    Motech Industries, Inc.                                                    137,000               169,381                 0.0%
     MPI Corp.                                                                   15,000                44,839                 0.0%
     Nak Sealing Technologies Corp.                                              16,000                55,299                 0.0%
     Namchow Chemical Industrial Co., Ltd.                                       42,000                67,698                 0.0%
     Nan Kang Rubber Tire Co., Ltd.                                             125,139               137,317                 0.0%
     Nan Ren Lake Leisure Amusement Co., Ltd.                                    99,000                37,422                 0.0%
     Nan Ya Plastics Corp.                                                      469,674               972,023                 0.1%
*    Nan Ya Printed Circuit Board Corp.                                          99,072               137,535                 0.0%
     Nantex Industry Co., Ltd.                                                   90,854                45,375                 0.0%
     National Petroleum Co., Ltd.                                                49,000                55,972                 0.0%
#    Neo Solar Power Corp.                                                      200,316               189,922                 0.0%
#    Netronix, Inc.                                                              29,000                31,457                 0.0%
     New Asia Construction & Development Corp.                                   43,880                11,534                 0.0%
     New Era Electronics Co., Ltd.                                               20,000                20,955                 0.0%
#    Newmax Technology Co., Ltd.                                                 17,077                19,926                 0.0%
     Nichidenbo Corp.                                                            27,596                21,612                 0.0%
     Nien Hsing Textile Co., Ltd.                                                85,476                70,677                 0.0%
     Nishoku Technology, Inc.                                                     9,000                12,411                 0.0%
     Novatek Microelectronics Corp.                                             109,000               564,190                 0.1%
     Nuvoton Technology Corp.                                                    26,000                22,883                 0.0%
#*   Ocean Plastics Co., Ltd.                                                    51,000                61,097                 0.0%
     OptoTech Corp.                                                             200,000                81,712                 0.0%
*    Orient Semiconductor Electronics, Ltd.                                     188,000                73,123                 0.0%
#    Oriental Union Chemical Corp.                                              201,821               152,673                 0.0%
#    Orise Technology Co., Ltd.                                                  29,000                34,625                 0.0%
     Pacific Construction Co.                                                    17,000                 5,698                 0.0%
     Pacific Hospital Supply Co., Ltd.                                           20,000                42,760                 0.0%
*    Pan Jit International, Inc.                                                107,000                44,786                 0.0%
#    Pan-International Industrial Corp.                                         146,514                91,270                 0.0%
#    Parade Technologies, Ltd.                                                   17,400               165,216                 0.0%
     Paragon Technologies Co., Ltd.                                              30,762                44,334                 0.0%
     PChome Online, Inc.                                                         19,945               202,363                 0.0%
#    Pegatron Corp.                                                             620,037             1,130,014                 0.1%
#    Phihong Technology Co., Ltd.                                               128,584                67,790                 0.0%
     Phison Electronics Corp.                                                    46,000               310,696                 0.1%
     Phoenix Tours International, Inc.                                           14,000                19,121                 0.0%
#    Pixart Imaging, Inc.                                                        39,030                86,691                 0.0%
     Polytronics Technology Corp.                                                21,000                46,540                 0.0%
     Portwell, Inc.                                                              40,000                54,947                 0.0%
#    Posiflex Technology, Inc.                                                   14,175                63,897                 0.0%
#    Pou Chen Corp.                                                             666,144               734,549                 0.1%
     Power Mate Technology Co., Ltd.                                             10,000                19,067                 0.0%
#*   Power Quotient International Co., Ltd.                                      66,800                34,027                 0.0%
*    Powercom Co., Ltd.                                                          13,660                 2,170                 0.0%
*    Powertech Industrial Co., Ltd.                                              16,000                11,601                 0.0%
     Powertech Technology, Inc.                                                 266,400               447,885                 0.1%
     Poya Co., Ltd.                                                              15,241               102,734                 0.0%
     President Chain Store Corp.                                                109,000               816,542                 0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
TAIWAN -- (Continued)
     President Securities Corp.                                                 253,932  $            132,839                 0.0%
     Prime Electronics Satellitics, Inc.                                         57,750                22,901                 0.0%
#    Prince Housing & Development Corp.                                         345,087               129,487                 0.0%
*    Princeton Technology Corp.                                                 105,000                38,501                 0.0%
     Promate Electronic Co., Ltd.                                                44,000                51,154                 0.0%
#    Promise Technology, Inc.                                                    31,000                36,689                 0.0%
*    Qisda Corp.                                                                660,439               296,680                 0.1%
#    Qualipoly Chemical Corp.                                                    23,000                16,627                 0.0%
     Quanta Computer, Inc.                                                      250,715               631,179                 0.1%
*    Quintain Steel Co., Ltd.                                                    74,998                15,464                 0.0%
     Radiant Opto-Electronics Corp.                                             144,144               503,685                 0.1%
     Radium Life Tech Co., Ltd.                                                 203,702               117,113                 0.0%
     Ralec Electronic Corp.                                                       8,000                15,067                 0.0%
     Realtek Semiconductor Corp.                                                 96,268               319,100                 0.1%
#    Rechi Precision Co., Ltd.                                                   98,173                98,412                 0.0%
#    Rich Development Co., Ltd.                                                 224,254                93,164                 0.0%
     Richtek Technology Corp.                                                    46,537               224,565                 0.0%
#*   Ritek Corp.                                                              1,077,117               122,763                 0.0%
     Rotam Global Agrosciences, Ltd.                                             15,000                26,680                 0.0%
     Ruentex Development Co., Ltd.                                              141,862               211,767                 0.0%
     Ruentex Engineering & Construction Co.                                      11,000                22,466                 0.0%
     Ruentex Industries, Ltd.                                                   112,235               239,934                 0.0%
#    Run Long Construction Co., Ltd.                                             25,000                23,411                 0.0%
     Sampo Corp.                                                                225,000                89,151                 0.0%
     San Fang Chemical Industry Co., Ltd.                                        47,918                46,219                 0.0%
     San Shing Fastech Corp.                                                     15,709                40,860                 0.0%
#*   Sanyang Industry Co., Ltd.                                                 191,684               169,440                 0.0%
     SDI Corp.                                                                   42,000                53,862                 0.0%
     Sea Sonic Electronics Co., Ltd.                                             15,000                23,531                 0.0%
     Senao International Co., Ltd.                                               29,000                53,020                 0.0%
     Sercomm Corp.                                                               86,000               192,029                 0.0%
     Sesoda Corp.                                                                39,690                45,266                 0.0%
     Sheng Yu Steel Co., Ltd.                                                    49,000                32,414                 0.0%
     ShenMao Technology, Inc.                                                    22,435                23,849                 0.0%
     Shih Her Technologies, Inc.                                                 11,000                20,072                 0.0%
     Shih Wei Navigation Co., Ltd.                                               58,363                35,920                 0.0%
     Shihlin Electric & Engineering Corp.                                        86,000               112,362                 0.0%
*    Shihlin Paper Corp.                                                         22,000                28,399                 0.0%
     Shin Kong Financial Holding Co., Ltd.                                    1,965,705               597,053                 0.1%
     Shin Zu Shing Co., Ltd.                                                     42,149                92,694                 0.0%
*    Shining Building Business Co., Ltd.                                        138,795                83,815                 0.0%
     Shinkong Insurance Co., Ltd.                                                56,000                41,811                 0.0%
     Shinkong Synthetic Fibers Corp.                                            581,191               206,525                 0.0%
     Shinkong Textile Co., Ltd.                                                  45,800                60,326                 0.0%
     Shiny Chemical Industrial Co., Ltd.                                         10,112                14,703                 0.0%
#    Shuttle, Inc.                                                              200,000                54,458                 0.0%
     Sigurd Microelectronics Corp.                                              157,559               150,805                 0.0%
     Silicon Power Computer & Communications, Inc.                               23,000                21,780                 0.0%
#    Siliconware Precision Industries Co.                                       309,000               440,793                 0.1%
#    Siliconware Precision Industries Co. Sponsored ADR                          89,969               641,479                 0.1%
#    Silitech Technology Corp.                                                   56,396                38,095                 0.0%
     Simplo Technology Co., Ltd.                                                 91,000               442,720                 0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
TAIWAN -- (Continued)
     Sinbon Electronics Co., Ltd.                                                78,000  $            101,087                 0.0%
     Sincere Navigation Corp.                                                   132,350               114,616                 0.0%
     Singatron Enterprise Co., Ltd.                                              36,000                13,693                 0.0%
     Sinmag Equipment Corp.                                                      11,872                76,173                 0.0%
#    Sino-American Silicon Products, Inc.                                       230,000               355,448                 0.1%
#    Sinon Corp.                                                                181,000                98,514                 0.0%
     SinoPac Financial Holdings Co., Ltd.                                     1,596,400               693,117                 0.1%
#    Sinyi Realty, Inc.                                                          65,060                77,334                 0.0%
     Sirtec International Co., Ltd.                                              35,000                74,251                 0.0%
#    Sitronix Technology Corp.                                                   41,434               100,183                 0.0%
     Siward Crystal Technology Co., Ltd.                                         74,000                53,201                 0.0%
     Solar Applied Materials Technology Co.                                     113,000                88,985                 0.0%
#*   Solartech Energy Corp.                                                     173,000               110,790                 0.0%
*    Solytech Enterprise Corp.                                                   32,000                 8,695                 0.0%
     Sonix Technology Co., Ltd.                                                  67,000                94,529                 0.0%
     Southeast Cement Co., Ltd.                                                 137,000                70,451                 0.0%
     Sporton International, Inc.                                                 27,513               133,331                 0.0%
#    St Shine Optical Co., Ltd.                                                  17,000               298,655                 0.1%
#    Standard Foods Corp.                                                        56,273               129,836                 0.0%
     Stark Technology, Inc.                                                      39,000                36,558                 0.0%
     Sunonwealth Electric Machine Industry Co., Ltd.                             79,000                51,884                 0.0%
     Sunrex Technology Corp.                                                     57,028                31,385                 0.0%
#    Sunspring Metal Corp.                                                       55,000                87,578                 0.0%
     Super Dragon Technology Co., Ltd.                                            8,000                 4,597                 0.0%
#    Supreme Electronics Co., Ltd.                                               49,393                27,452                 0.0%
     Swancor Ind Co., Ltd.                                                        9,435                37,027                 0.0%
     Sweeten Construction Co., Ltd.                                              30,467                17,430                 0.0%
     Syncmold Enterprise Corp.                                                   37,000                70,780                 0.0%
#    Synnex Technology International Corp.                                      307,874               432,826                 0.1%
     Sysage Technology Co., Ltd.                                                 17,325                19,467                 0.0%
     T-Mac Techvest PCB Co., Ltd.                                                27,000                13,757                 0.0%
#    TA Chen Stainless Pipe                                                     220,342               135,717                 0.0%
*    Ta Chong Bank, Ltd.                                                        702,090               233,367                 0.0%
     Ta Chong Securities Co., Ltd.                                               26,000                 8,665                 0.0%
     Ta Ya Electric Wire & Cable                                                152,174                32,741                 0.0%
     TA-I Technology Co., Ltd.                                                   57,828                32,293                 0.0%
     Tah Hsin Industrial Co., Ltd.                                               45,000                42,682                 0.0%
#    Tai Tung Communication Co., Ltd.                                            29,049                41,898                 0.0%
#    Taichung Commercial Bank Co., Ltd.                                         634,297               212,923                 0.0%
     TaiDoc Technology Corp.                                                     14,000                44,711                 0.0%
#    Taiflex Scientific Co., Ltd.                                                62,000                92,007                 0.0%
     Taimide Tech, Inc.                                                          11,000                14,499                 0.0%
     Tainan Enterprises Co., Ltd.                                                67,000                55,499                 0.0%
#    Tainan Spinning Co., Ltd.                                                  441,355               244,897                 0.0%
     Taishin Financial Holding Co., Ltd.                                      2,945,481             1,405,093                 0.2%
*    Taisun Enterprise Co., Ltd.                                                 91,670                34,702                 0.0%
#*   Taita Chemical Co., Ltd.                                                    63,000                17,422                 0.0%
     Taiwan Acceptance Corp.                                                     54,000               130,688                 0.0%
*    Taiwan Business Bank                                                     1,040,084               312,890                 0.1%
     Taiwan Cement Corp.                                                        626,375               958,190                 0.1%
#    Taiwan Chinsan Electronic Industrial Co., Ltd.                              33,000                53,206                 0.0%
     Taiwan Cogeneration Corp.                                                  163,077               129,225                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
TAIWAN -- (Continued)
     Taiwan Cooperative Financial Holding Co., Ltd.                           1,228,144  $            656,884                 0.1%
#    Taiwan Fertilizer Co., Ltd.                                                234,000               415,142                 0.1%
     Taiwan Fire & Marine Insurance Co., Ltd.                                    53,520                38,630                 0.0%
     Taiwan FU Hsing Industrial Co., Ltd.                                        30,000                28,814                 0.0%
#    Taiwan Glass Industry Corp.                                                242,532               188,155                 0.0%
     Taiwan Hon Chuan Enterprise Co., Ltd.                                       74,054               121,365                 0.0%
     Taiwan Hopax Chemicals Manufacturing Co., Ltd.                              30,000                20,522                 0.0%
     Taiwan Kolin Co., Ltd.                                                     292,000                    --                 0.0%
#    Taiwan Land Development Corp.                                              253,583                90,093                 0.0%
*    Taiwan Life Insurance Co., Ltd.                                             96,907                58,074                 0.0%
     Taiwan Line Tek Electronic                                                  25,196                19,083                 0.0%
     Taiwan Mobile Co., Ltd.                                                    221,800               719,724                 0.1%
     Taiwan Navigation Co., Ltd.                                                 40,000                28,376                 0.0%
     Taiwan Paiho, Ltd.                                                         111,068               154,643                 0.0%
#    Taiwan PCB Techvest Co., Ltd.                                               95,733               141,258                 0.0%
*    Taiwan Prosperity Chemical Corp.                                            62,000                44,125                 0.0%
*    Taiwan Pulp & Paper Corp.                                                  139,000                52,081                 0.0%
#    Taiwan Sakura Corp.                                                         92,000                63,893                 0.0%
     Taiwan Sanyo Electric Co., Ltd.                                             23,800                24,832                 0.0%
     Taiwan Secom Co., Ltd.                                                      71,795               190,373                 0.0%
     Taiwan Semiconductor Co., Ltd.                                              60,000                54,770                 0.0%
     Taiwan Semiconductor Manufacturing Co., Ltd.                             2,131,214             9,238,537                 1.0%
     Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR                 382,871             8,430,819                 1.0%
     Taiwan Sogo Shin Kong SEC                                                   15,150                19,160                 0.0%
#    Taiwan Styrene Monomer                                                     223,164                92,125                 0.0%
     Taiwan Surface Mounting Technology Co., Ltd.                                94,900               132,969                 0.0%
#    Taiwan TEA Corp.                                                           323,648               175,816                 0.0%
#    Taiwan Union Technology Corp.                                              102,000                84,788                 0.0%
     Taiyen Biotech Co., Ltd.                                                    41,712                33,354                 0.0%
*    Tatung Co., Ltd.                                                           817,688               232,226                 0.0%
     Te Chang Construction Co., Ltd.                                             23,058                18,895                 0.0%
     Teco Electric and Machinery Co., Ltd.                                      567,000               630,887                 0.1%
*    Tekcore Co., Ltd.                                                           12,000                 3,519                 0.0%
     Test Research, Inc.                                                         35,571                58,080                 0.0%
     Test-Rite International Co., Ltd.                                           93,568                61,827                 0.0%
     Thinking Electronic Industrial Co., Ltd.                                    18,000                26,177                 0.0%
     Thye Ming Industrial Co., Ltd.                                              46,125                51,295                 0.0%
#    Ton Yi Industrial Corp.                                                    207,300               123,254                 0.0%
     Tong Hsing Electronic Industries, Ltd.                                      57,009               217,197                 0.0%
     Tong Yang Industry Co., Ltd.                                               156,640               159,971                 0.0%
#    Tong-Tai Machine & Tool Co., Ltd.                                           77,279                68,603                 0.0%
#    Topco Scientific Co., Ltd.                                                  59,404               107,397                 0.0%
     Topco Technologies Corp.                                                     8,000                17,738                 0.0%
     Topoint Technology Co., Ltd.                                                56,540                53,763                 0.0%
#    Toung Loong Textile Manufacturing                                           22,000                61,426                 0.0%
     Transasia Airways Corp.                                                     27,000                10,120                 0.0%
     Transcend Information, Inc.                                                 33,890               114,506                 0.0%
     Tripod Technology Corp.                                                    143,170               267,984                 0.1%
     Tsann Kuen Enterprise Co., Ltd.                                             32,000                33,679                 0.0%
     TSC Auto ID Technology Co., Ltd.                                             4,000                29,878                 0.0%
#    TSRC Corp.                                                                 134,452               151,279                 0.0%
     Ttet Union Corp.                                                            32,000                75,588                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
TAIWAN -- (Continued)
     Tung Ho Steel Enterprise Corp.                                             316,654  $            249,705                 0.0%
     Tung Thih Electronic Co., Ltd.                                              23,073                71,930                 0.0%
     TURVO International Co., Ltd.                                               15,250                47,827                 0.0%
     TXC Corp.                                                                  145,204               179,973                 0.0%
*    TYC Brother Industrial Co., Ltd.                                            83,091                45,863                 0.0%
*    Tycoons Group Enterprise                                                   221,000                40,733                 0.0%
*    Tyntek Corp.                                                                52,766                11,814                 0.0%
     U-Ming Marine Transport Corp.                                               93,000               145,831                 0.0%
     Ubright Optronics Corp.                                                     14,300                20,676                 0.0%
     Uni-President Enterprises Corp.                                            720,132             1,238,258                 0.2%
     Unimicron Technology Corp.                                                 435,312               335,084                 0.1%
#*   Union Bank Of Taiwan                                                       329,457               111,752                 0.0%
*    Union Insurance Co., Ltd.                                                   39,397                34,331                 0.0%
     Unitech Computer Co., Ltd.                                                  21,000                12,106                 0.0%
     Unitech Printed Circuit Board Corp.                                        188,979                77,502                 0.0%
#    United Integrated Services Co., Ltd.                                        64,000                60,838                 0.0%
#    United Microelectronics Corp.                                            2,197,081               975,502                 0.1%
#    United Microelectronics Corp. Sponsored ADR                                146,700               321,273                 0.1%
#    Unity Opto Technology Co., Ltd.                                             83,593                73,863                 0.0%
     Universal Cement Corp.                                                     130,560               114,931                 0.0%
     Unizyx Holding Corp.                                                       177,118               104,542                 0.0%
#    UPC Technology Corp.                                                       260,458                89,141                 0.0%
     USI Corp.                                                                  240,372               113,863                 0.0%
     Vanguard International Semiconductor Corp.                                 247,000               371,087                 0.1%
     Ve Wong Corp.                                                               34,000                25,084                 0.0%
     Visual Photonics Epitaxy Co., Ltd.                                          75,677                67,672                 0.0%
#    Vivotek, Inc.                                                               36,870               127,046                 0.0%
#*   Wafer Works Corp.                                                          154,000                63,868                 0.0%
     Wah Hong Industrial Corp.                                                   19,694                20,688                 0.0%
     Wah Lee Industrial Corp.                                                    64,000               111,730                 0.0%
*    Walsin Lihwa Corp.                                                       1,126,000               373,820                 0.1%
#*   Walsin Technology Corp.                                                    281,699                97,433                 0.0%
     Walton Advanced Engineering, Inc.                                          178,000                83,317                 0.0%
     Wan Hai Lines, Ltd.                                                        268,247               198,395                 0.0%
     WAN HWA Enterprise Co.                                                      10,795                 5,254                 0.0%
*    Ways Technical Corp., Ltd.                                                  16,000                15,956                 0.0%
#    Wei Chuan Foods Corp.                                                      122,000               101,710                 0.0%
*    Wei Mon Industry Co., Ltd.                                                 118,763                27,055                 0.0%
     Weikeng Industrial Co., Ltd.                                                51,750                39,504                 0.0%
     Well Shin Technology Co., Ltd.                                              29,160                43,466                 0.0%
     Win Semiconductors Corp.                                                   168,000               151,575                 0.0%
#*   Winbond Electronics Corp.                                                1,092,000               350,361                 0.1%
*    Wintek Corp.                                                               930,871                59,371                 0.0%
     Wisdom Marine Lines Co., Ltd.                                               64,060                74,309                 0.0%
     Wistron Corp.                                                              773,367               812,511                 0.1%
#    Wistron NeWeb Corp.                                                         91,901               207,216                 0.0%
#    WPG Holdings, Ltd.                                                         378,847               461,485                 0.1%
#    WT Microelectronics Co., Ltd.                                              107,216               171,213                 0.0%
     WUS Printed Circuit Co., Ltd.                                              123,000                56,365                 0.0%
     X-Legend Entertainment Co., Ltd.                                             5,625                28,184                 0.0%
#    XAC Automation Corp.                                                        29,000                49,490                 0.0%
     Xxentria Technology Materials Corp.                                         27,211                69,857                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
TAIWAN -- (Continued)
     Yageo Corp.                                                                148,682  $            231,092                 0.0%
#    YC Co., Ltd.                                                               191,262               101,303                 0.0%
#    YC INOX Co., Ltd.                                                          104,000                79,492                 0.0%
#    YeaShin International Development Co., Ltd.                                 78,252                44,274                 0.0%
     Yeong Guan Energy Technology Group Co., Ltd.                                21,356                85,970                 0.0%
     YFY, Inc.                                                                  433,891               179,868                 0.0%
#    Yieh Phui Enterprise Co., Ltd.                                             444,558               131,646                 0.0%
*    Young Fast Optoelectronics Co., Ltd.                                        50,298                31,824                 0.0%
     Young Optics, Inc.                                                          27,000                45,889                 0.0%
#    Youngtek Electronics Corp.                                                  56,691               108,711                 0.0%
     Yuanta Financial Holding Co., Ltd.                                       1,454,203               732,519                 0.1%
     Yulon Motor Co., Ltd.                                                      252,783               372,938                 0.1%
     Yung Chi Paint & Varnish Manufacturing Co., Ltd.                            25,362                67,876                 0.0%
     Yungshin Construction & Development Co., Ltd.                               17,000                35,116                 0.0%
#    Yungtay Engineering Co., Ltd.                                              137,000               304,226                 0.1%
     Zeng Hsing Industrial Co., Ltd.                                             14,837                74,685                 0.0%
     Zenitron Corp.                                                              40,000                22,438                 0.0%
#    Zhen Ding Technology Holding, Ltd.                                         116,000               318,710                 0.1%
     Zig Sheng Industrial Co., Ltd.                                             113,231                31,294                 0.0%
#    Zinwell Corp.                                                               78,010                75,240                 0.0%
#    Zippy Technology Corp.                                                      16,000                18,058                 0.0%
#    ZongTai Real Estate Development Co., Ltd.                                   34,803                20,786                 0.0%
                                                                                         --------------------  ------------------
TOTAL TAIWAN                                                                                      130,282,152                14.4%
                                                                                         --------------------  ------------------
THAILAND -- (3.2%)
     AAPICO Hitech PCL                                                           84,120                39,774                 0.0%
     Advanced Info Service PCL                                                  171,900             1,261,409                 0.2%
     Airports of Thailand PCL                                                    81,000               601,842                 0.1%
*    AJ Plast PCL                                                                60,300                19,069                 0.0%
     Amata Corp. PCL                                                            240,000               114,216                 0.0%
     Ananda Development PCL                                                     407,700                47,567                 0.0%
     AP Thailand PCL                                                            615,802               125,732                 0.0%
     Asia Green Energy PCL                                                       95,920                 6,656                 0.0%
     Asia Plus Securities PCL                                                   288,300                34,699                 0.0%
     Asian Insulators PCL                                                       170,700                52,934                 0.0%
     Bangchak Petroleum PCL (The)                                               229,900               236,465                 0.0%
     Bangkok Aviation Fuel Services PCL                                          54,500                60,658                 0.0%
     Bangkok Bank PCL(6368360)                                                   88,700               539,226                 0.1%
     Bangkok Bank PCL(6077019)                                                   40,600               251,802                 0.0%
     Bangkok Expressway PCL                                                     170,600               199,042                 0.0%
     Bangkok Insurance PCL                                                        3,580                40,340                 0.0%
     Bangkok Life Assurance PCL                                                 133,140               236,071                 0.0%
*    Bangkok Metro PCL                                                        2,892,438               173,173                 0.0%
     Bangkokland PCL                                                          3,835,400               235,517                 0.0%
     Banpu PCL(6368348)                                                          21,000                18,215                 0.0%
     Banpu PCL(BJFHBT4)                                                         337,000               292,301                 0.1%
     BEC World PCL                                                              241,400               357,616                 0.1%
     Berli Jucker PCL                                                           197,900               276,465                 0.0%
     Big C Supercenter PCL(6368434)                                              58,100               415,637                 0.1%
     Big C Supercenter PCL(6763932)                                              22,000               157,384                 0.0%
     Cal-Comp Electronics Thailand PCL                                          930,356                86,266                 0.0%
     Central Pattana PCL                                                        298,800               442,650                 0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
THAILAND -- (Continued)
     Central Plaza Hotel PCL                                                    191,600  $            222,073                 0.0%
     CH Karnchang PCL                                                           244,872               206,754                 0.0%
     Charoen Pokphand Foods PCL                                                 527,193               505,827                 0.1%
     Charoong Thai Wire & Cable PCL                                              92,500                33,796                 0.0%
     Christiani & Nielsen Thai                                                   91,300                14,436                 0.0%
     CP ALL PCL                                                                 452,400               631,999                 0.1%
     CS Loxinfo PCL                                                              30,600                 9,395                 0.0%
     Delta Electronics Thailand PCL                                             137,200               271,704                 0.0%
     Demco PCL                                                                   84,400                43,016                 0.0%
     Dhipaya Insurance PCL                                                       38,400                47,160                 0.0%
     Diamond Building Products PCL                                              265,800                48,149                 0.0%
     DSG International Thailand PCL                                              93,800                22,896                 0.0%
     Dynasty Ceramic PCL                                                         42,100                76,263                 0.0%
     Eastern Water Resources Development and Management PCL                     217,400                72,756                 0.0%
     Erawan Group PCL (The)                                                     550,400                79,425                 0.0%
*    Esso Thailand PCL                                                          877,100               148,113                 0.0%
*    G J Steel PCL                                                           11,407,500                31,522                 0.0%
     GFPT PCL                                                                   199,300               118,099                 0.0%
     Glow Energy PCL                                                            136,100               417,869                 0.1%
*    GMM Grammy PCL                                                              78,480                33,252                 0.0%
*    Golden Land Property Development PCL                                        98,200                26,985                 0.0%
     Grand Canal Land PCL                                                       605,900                65,483                 0.0%
     Hana Microelectronics PCL                                                  126,201               168,552                 0.0%
     Hemaraj Land and Development PCL                                         1,118,000               164,079                 0.0%
     Home Product Center PCL                                                    987,070               281,847                 0.0%
     ICC International PCL                                                       27,800                34,355                 0.0%
     Indorama Ventures PCL                                                      412,900               302,988                 0.1%
     Intouch Holdings PCL                                                       109,600               249,014                 0.0%
     IRPC PCL                                                                 2,756,200               289,414                 0.1%
*    Italian-Thai Development PCL                                               483,366                84,593                 0.0%
     Jasmine International PCL                                                1,159,800               265,290                 0.0%
     Jay Mart PCL                                                               123,950                52,137                 0.0%
     Kasikornbank PCL(6364766)                                                  114,600               830,384                 0.1%
     Kasikornbank PCL(6888794)                                                   94,500               684,741                 0.1%
     KCE Electronics PCL                                                         98,000               120,356                 0.0%
     KGI Securities Thailand PCL                                                370,400                37,756                 0.0%
     Khon Kaen Sugar Industry PCL                                               230,700                92,082                 0.0%
     Kiatnakin Bank PCL                                                         139,100               180,441                 0.0%
     Krung Thai Bank PCL                                                      1,555,650             1,112,884                 0.1%
     Krungthai Card PCL                                                          40,200                85,164                 0.0%
     Land & Houses PCL(6581930)                                                 174,500                54,648                 0.0%
     Land & Houses PCL(6581941)                                                 731,520               229,091                 0.0%
     Lanna Resources PCL                                                         67,200                26,822                 0.0%
     Loxley PCL                                                                 403,570                56,998                 0.0%
     LPN Development PCL                                                        187,100               143,039                 0.0%
     Major Cineplex Group PCL                                                   161,500               118,014                 0.0%
     Maybank Kim Eng Securities Thailand PCL                                     40,700                28,491                 0.0%
     MBK PCL                                                                    251,000               124,074                 0.0%
     MCOT PCL                                                                   120,300                75,349                 0.0%
     Minor International PCL                                                    407,760               435,053                 0.1%
     Modernform Group PCL                                                        18,700                 5,856                 0.0%
     Nation Multimedia Group PCL                                                753,500                36,322                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
THAILAND -- (Continued)
*    Polyplex Thailand PCL                                                      144,500  $             51,908                 0.0%
     Precious Shipping PCL                                                      134,300                87,829                 0.0%
*    Property Perfect PCL                                                     1,240,300                55,979                 0.0%
     Pruksa Real Estate PCL                                                     282,400               290,464                 0.1%
     PTT Exploration & Production PCL                                           390,686             1,757,307                 0.2%
     PTT Global Chemical PCL                                                    340,456               648,089                 0.1%
     PTT PCL(6420390)                                                           214,200             2,420,190                 0.3%
     PTT PCL(6420408)                                                            28,700               324,274                 0.1%
     Quality Houses PCL                                                       1,345,983               177,701                 0.0%
*    Raimon Land PCL                                                          1,142,800                77,193                 0.0%
     Ratchaburi Electricity Generating Holding PCL(6362771)                      63,600               118,628                 0.0%
     Ratchaburi Electricity Generating Holding PCL(6294249)                      85,400               159,289                 0.0%
*    Regional Container Lines PCL                                               202,700                67,214                 0.0%
     Robinson Department Store PCL                                              107,500               169,155                 0.0%
*    Rojana Industrial Park PCL                                                 176,600                41,480                 0.0%
     RS PCL                                                                     210,000                55,450                 0.0%
*    Sahaviriya Steel Industries PCL                                          4,332,600                45,228                 0.0%
     Samart Corp. PCL                                                           206,000               208,720                 0.0%
     Samart I-Mobile PCL                                                      1,123,400               124,171                 0.0%
     Samart Telcoms PCL                                                          98,500                66,534                 0.0%
     Sansiri PCL                                                              2,916,933               184,491                 0.0%
     SC Asset Corp PCL                                                          705,275                81,853                 0.0%
     Siam Cement PCL (The)(6609906)                                              10,000               138,778                 0.0%
     Siam Cement PCL (The)(6609928)                                              46,100               636,936                 0.1%
     Siam City Cement PCL                                                        24,600               317,224                 0.1%
     Siam Commercial Bank PCL (The)                                             223,000             1,215,306                 0.2%
     Siam Future Development PCL                                                190,792                41,005                 0.0%
     Siam Global House PCL                                                      305,296               121,856                 0.0%
     Siamgas & Petrochemicals PCL                                               167,800                64,915                 0.0%
     Sino Thai Engineering & Construction PCL                                   233,742               188,386                 0.0%
     SNC Former PCL                                                              42,000                19,730                 0.0%
     Somboon Advance Technology PCL                                             131,150                74,092                 0.0%
     SPCG PCL                                                                   160,400               124,351                 0.0%
     Sri Trang Agro-Industry PCL                                                315,300               141,338                 0.0%
     Sriracha Construction PCL                                                   43,400                46,971                 0.0%
     Srithai Superware PCL                                                      267,000                22,298                 0.0%
     STP & I PCL                                                                294,800               198,223                 0.0%
     Supalai PCL(6554675)                                                       282,700               223,504                 0.0%
     Supalai PCL(6554749)                                                        30,000                23,718                 0.0%
     Susco PCL                                                                  272,600                35,487                 0.0%
     SVI PCL                                                                    459,885                74,835                 0.0%
     Symphony Communication PCL                                                  14,600                 7,979                 0.0%
*    Tata Steel Thailand PCL                                                  1,019,200                29,102                 0.0%
     Thai Agro Energy PCL                                                        13,440                 1,898                 0.0%
*    Thai Airways International PCL                                             427,800               187,827                 0.0%
     Thai Carbon Black PCL                                                       27,200                23,175                 0.0%
     Thai Central Chemical PCL                                                   23,300                20,746                 0.0%
     Thai Oil PCL                                                               239,200               328,652                 0.1%
     Thai Rung Union Car PCL                                                    116,640                17,834                 0.0%
     Thai Stanley Electric PCL                                                   11,300                75,981                 0.0%
     Thai Union Frozen Products PCL                                             143,258               327,686                 0.1%
     Thai Vegetable Oil PCL                                                     115,700                79,217                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
THAILAND -- (Continued)
     Thai-German Ceramic Industry PCL                                           208,400  $             21,755                 0.0%
     Thaicom PCL                                                                175,000               210,892                 0.0%
     Thanachart Capital PCL                                                     239,900               257,799                 0.0%
     Thitikorn PCL                                                               50,500                15,350                 0.0%
*    Thoresen Thai Agencies PCL                                                 244,112               163,391                 0.0%
     Ticon Industrial Connection PCL                                            230,604               131,693                 0.0%
*    Tipco Asphalt PCL                                                           18,400                34,037                 0.0%
*    TIPCO Foods PCL                                                            127,100                26,926                 0.0%
     Tisco Financial Group PCL                                                  126,000               172,152                 0.0%
     TMB Bank PCL                                                             3,747,100               354,347                 0.1%
     Total Access Communication PCL                                             247,100               785,227                 0.1%
     Toyo-Thai Corp. PCL(B5ML0B6)                                                53,310                47,876                 0.0%
     Toyo-Thai Corp. PCL(B5ML0D8)                                                47,729                42,864                 0.0%
     TPI Polene PCL                                                           5,278,000               293,312                 0.1%
*    True Corp. PCL                                                           1,384,487               501,595                 0.1%
     TTW PCL                                                                    598,700               222,422                 0.0%
     Union Mosaic Industry PCL (The)                                             67,500                15,233                 0.0%
     Unique Engineering & Construction PCL                                      153,000                49,325                 0.0%
     Univanich Palm Oil PCL                                                      37,000                11,474                 0.0%
     Univentures PCL                                                            356,100               109,334                 0.0%
     Vanachai Group PCL                                                          99,720                23,881                 0.0%
     Vinythai PCL                                                               159,500                51,910                 0.0%
*    Workpoint Entertainment PCL                                                 30,900                35,577                 0.0%
                                                                                         --------------------  ------------------
TOTAL THAILAND                                                                                     31,420,101                 3.5%
                                                                                         --------------------  ------------------
TURKEY -- (1.9%)
#*   Adana Cimento Sanayii TAS Class A                                           21,647                50,445                 0.0%
     Adel Kalemcilik Ticaret ve Sanayi A.S.                                       1,216                27,707                 0.0%
#*   Adese Alisveris Merkezleri Ticaret A.S.                                     13,137                48,601                 0.0%
     Akbank TAS                                                                 368,082             1,329,122                 0.2%
     Akcansa Cimento A.S.                                                        27,669               177,974                 0.0%
#*   Akenerji Elektrik Uretim A.S.                                              150,290                79,077                 0.0%
     Akfen Holding A.S.                                                          46,043                98,386                 0.0%
     Aksa Akrilik Kimya Sanayii A.S.                                             43,481               142,978                 0.0%
     Aksigorta A.S.                                                              59,107                71,531                 0.0%
     Alarko Holding A.S.                                                         34,317                62,050                 0.0%
*    Anadolu Anonim Turk Sigorta Sirketi                                         78,516                49,822                 0.0%
     Anadolu Cam Sanayii A.S.                                                    78,968                67,483                 0.0%
     Anadolu Hayat Emeklilik A.S.                                                29,122                64,961                 0.0%
     Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.                                7,109                73,997                 0.0%
     Arcelik A.S.                                                                82,887               508,857                 0.1%
*    Asya Katilim Bankasi A.S.                                                  238,653                77,309                 0.0%
#*   Bagfas Bandirma Gubre Fabrikalari A.S.                                       7,985                44,933                 0.0%
*    Banvit Bandirma Vitaminli Yem Sanayii ASA                                   41,045                67,542                 0.0%
     Baticim Bati Anadolu Cimento Sanayii A.S.                                   18,986                58,703                 0.0%
#*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.                          53,022                63,013                 0.0%
     BIM Birlesik Magazalar A.S.                                                 44,963             1,027,147                 0.1%
*    Bolu Cimento Sanayii A.S.                                                   34,685                67,656                 0.0%
     Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                              13,500                43,521                 0.0%
*    Boyner Buyuk Magazacilik                                                     3,576                 7,034                 0.0%
*    Boyner Perakende Ve Tekstil Yatirimlari AS                                   2,373                52,250                 0.0%
#    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                            26,234               107,140                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
TURKEY -- (Continued)
     Bursa Cimento Fabrikasi A.S.                                                 8,612  $             22,166                 0.0%
*    Celebi Hava Servisi A.S.                                                     5,589                65,997                 0.0%
     Cimsa Cimento Sanayi VE Ticaret A.S.                                        19,839               146,732                 0.0%
     Coca-Cola Icecek A.S.                                                       14,725               335,419                 0.1%
*    Dogan Sirketler Grubu Holding A.S.                                         317,148                95,572                 0.0%
     Dogus Otomotiv Servis ve Ticaret A.S.                                       31,958               137,184                 0.0%
*    Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.                                 32,183                28,807                 0.0%
*    Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.                             4,061                 7,897                 0.0%
     EGE Seramik Sanayi ve Ticaret A.S.                                          35,231                56,563                 0.0%
     Enka Insaat ve Sanayi A.S.                                                  47,251               114,338                 0.0%
     Eregli Demir ve Celik Fabrikalari TAS                                      548,806             1,143,845                 0.1%
*    Fenerbahce Futbol A.S.                                                       1,615                25,193                 0.0%
#*   Ford Otomotiv Sanayi A.S.                                                   23,376               298,578                 0.1%
*    Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.                          2,782                24,911                 0.0%
     Gentas Genel Metal Sanayi ve Ticaret A.S.                                   36,786                27,130                 0.0%
*    Global Yatirim Holding A.S.                                                 98,266                61,853                 0.0%
     Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                         4,349               115,929                 0.0%
     Goodyear Lastikleri TAS                                                      1,186                50,514                 0.0%
*    Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                              68,781                84,462                 0.0%
#*   GSD Holding                                                                176,329               113,399                 0.0%
     Gubre Fabrikalari TAS                                                       51,854                98,152                 0.0%
*    Gunes Sigorta                                                               11,861                10,510                 0.0%
#*   Hurriyet Gazetecilik A.S.                                                   59,535                16,594                 0.0%
     Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
     Ticaret A.S.                                                                 5,919                13,053                 0.0%
*    Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.                                 37,047                28,485                 0.0%
     Is Finansal Kiralama A.S.                                                   18,412                 7,629                 0.0%
#*   Izmir Demir Celik Sanayi A.S.                                               13,823                18,448                 0.0%
*    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A                 80,539               103,217                 0.0%
*    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B                 32,419                39,476                 0.0%
*    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D                405,903               452,738                 0.1%
#*   Karsan Otomotiv Sanayii Ve Ticaret A.S.                                    131,786                80,615                 0.0%
     Kartonsan Karton Sanayi ve Ticaret A.S.                                        381                38,503                 0.0%
*    Kerevitas Gida Sanayi ve Ticaret A.S.                                          308                 4,867                 0.0%
#    KOC Holding A.S.                                                            91,501               466,454                 0.1%
     Konya Cimento Sanayii A.S.                                                     466                51,753                 0.0%
     Koza Altin Isletmeleri A.S.                                                 10,739                69,218                 0.0%
*    Mardin Cimento Sanayii ve Ticaret A.S.                                      10,685                23,360                 0.0%
*    Marshall Boya ve Vernik                                                      1,004                16,325                 0.0%
*    Menderes Tekstil Sanayi ve Ticaret A.S.                                     84,060                41,974                 0.0%
*    Metro Ticari ve Mali Yatirimlar Holding A.S.                                47,720                11,586                 0.0%
*    Migros Ticaret A.S.                                                         13,250               122,895                 0.0%
*    Netas Telekomunikasyon A.S.                                                 12,310                33,781                 0.0%
     Nuh Cimento Sanayi A.S.                                                     13,377                57,963                 0.0%
#    Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.                      33,380                60,022                 0.0%
     Petkim Petrokimya Holding A.S.                                             115,185               183,427                 0.0%
     Pinar Entegre Et ve Un Sanayi A.S.                                           5,800                23,823                 0.0%
     Pinar SUT Mamulleri Sanayii A.S.                                             7,182                69,141                 0.0%
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                         14,081                20,061                 0.0%
*    Sasa Polyester Sanayi A.S.                                                  51,100                46,418                 0.0%
#*   Sekerbank TAS                                                              156,862               143,227                 0.0%
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                                   62,227                59,103                 0.0%
     Soda Sanayii A.S.                                                          109,035               201,629                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
TURKEY -- (Continued)
*    Tat Gida Sanayi A.S.                                                        42,626  $             60,757                 0.0%
     TAV Havalimanlari Holding A.S.                                              55,418               464,900                 0.1%
*    Tekfen Holding A.S.                                                         72,271               181,722                 0.0%
#    Teknosa Ic Ve Dis Ticaret A.S.                                              12,892                51,495                 0.0%
#*   Tekstil Bankasi A.S.                                                        83,398                68,627                 0.0%
     Tofas Turk Otomobil Fabrikasi A.S.                                          38,471               241,378                 0.0%
     Trakya Cam Sanayi A.S.                                                     139,748               183,540                 0.0%
     Tupras Turkiye Petrol Rafinerileri A.S.                                     17,291               375,025                 0.1%
#    Turcas Petrol A.S.                                                          28,793                31,340                 0.0%
     Turk Telekomunikasyon A.S.                                                 120,887               347,250                 0.1%
     Turk Traktor ve Ziraat Makineleri A.S.                                       4,673               147,376                 0.0%
*    Turkcell Iletisim Hizmetleri A.S.                                          111,773               649,766                 0.1%
*    Turkcell Iletisim Hizmetleri A.S. ADR                                       34,271               501,385                 0.1%
#    Turkiye Garanti Bankasi A.S.                                               379,787             1,482,268                 0.2%
     Turkiye Halk Bankasi A.S.                                                  127,584               851,948                 0.1%
     Turkiye Is Bankasi                                                         356,726               891,958                 0.1%
     Turkiye Sinai Kalkinma Bankasi A.S.                                        310,914               272,794                 0.0%
     Turkiye Sise ve Cam Fabrikalari A.S.                                       192,358               292,490                 0.0%
     Turkiye Vakiflar Bankasi Tao                                               220,549               473,994                 0.1%
     Ulker Biskuvi Sanayi A.S.                                                   50,699               373,726                 0.1%
#    Vestel Beyaz Esya Sanayi ve Ticaret A.S.                                    33,719               147,905                 0.0%
#*   Vestel Elektronik Sanayi ve Ticaret A.S.                                    43,607               144,205                 0.0%
#    Yapi ve Kredi Bankasi A.S.                                                 192,693               421,989                 0.1%
#*   Zorlu Enerji Elektrik Uretim A.S.                                           71,834                85,439                 0.0%
                                                                                         --------------------  ------------------
TOTAL TURKEY                                                                                       18,783,452                 2.1%
                                                                                         --------------------  ------------------
TOTAL COMMON STOCKS                                                                               859,824,428                95.2%
                                                                                         --------------------  ------------------
PREFERRED STOCKS -- (4.0%)
BRAZIL -- (3.9%)
     AES Tiete SA                                                                37,033               279,978                 0.0%
     Alpargatas SA                                                               34,417               120,607                 0.0%
     Banco ABC Brasil SA                                                         29,093               161,471                 0.0%
     Banco Bradesco SA                                                          375,590             5,657,504                 0.6%
     Banco Bradesco SA ADR                                                      141,580             2,120,874                 0.3%
     Banco Daycoval SA                                                           22,100                80,400                 0.0%
     Banco do Estado do Rio Grande do Sul SA Class B                             77,216               461,291                 0.1%
*    Banco Industrial e Comercial SA                                             21,889                55,327                 0.0%
*    Banco Pan SA                                                                92,332               107,333                 0.0%
     Banco Pine SA                                                                8,710                24,171                 0.0%
     Centrais Eletricas Brasileiras SA Class B                                   61,000               230,761                 0.0%
     Centrais Eletricas de Santa Catarina SA                                      6,450                37,080                 0.0%
     Cia Brasileira de Distribuicao                                              30,814             1,290,048                 0.2%
     Cia de Gas de Sao Paulo COMGAS Class A                                       6,800               134,149                 0.0%
     Cia de Saneamento do Parana                                                    100                   237                 0.0%
     Cia de Transmissao de Energia Eletrica Paulista                             16,835               261,191                 0.0%
     Cia Energetica de Minas Gerais                                             255,503             1,466,875                 0.2%
     Cia Energetica de Sao Paulo Class B                                         49,500               488,084                 0.1%
     Cia Energetica do Ceara Class A                                              3,482                48,470                 0.0%
     Cia Ferro Ligas da Bahia - Ferbasa                                          16,000                53,782                 0.0%
     Cia Paranaense de Energia                                                   20,368               284,562                 0.0%
     Eletropaulo Metropolitana Eletricidade de Sao Paulo SA                      45,195               126,250                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
BRAZIL -- (Continued)
     Eucatex SA Industria e Comercio                                              6,800  $             11,955                 0.0%
*    Forjas Taurus SA                                                            26,718                 4,090                 0.0%
*    Gol Linhas Aereas Inteligentes SA                                           60,600               312,723                 0.0%
     Itau Unibanco Holding SA                                                   710,632            10,545,604                 1.2%
     Itau Unibanco Holding SA ADR                                               224,816             3,318,284                 0.4%
     Lojas Americanas SA                                                        155,458               917,766                 0.1%
     Marcopolo SA                                                               113,800               194,772                 0.0%
     Oi SA                                                                      238,709               125,465                 0.0%
     Petroleo Brasileiro SA                                                     187,193             1,151,397                 0.1%
     Petroleo Brasileiro SA Sponsored ADR                                       163,492             1,999,507                 0.2%
     Randon Participacoes SA                                                     88,975               223,989                 0.0%
     Saraiva SA Livreiros Editores                                                9,515                53,238                 0.0%
     Suzano Papel e Celulose SA Class A                                         117,200               495,240                 0.1%
     Telefonica Brasil SA                                                        24,444               499,640                 0.1%
*    Usinas Siderurgicas de Minas Gerais SA Class A                             160,300               368,587                 0.1%
     Vale SA                                                                    114,749               998,467                 0.1%
     Vale SA Sponsored ADR                                                      320,468             2,807,300                 0.3%
                                                                                         --------------------  ------------------
TOTAL BRAZIL                                                                                       37,518,469                 4.2%
                                                                                         --------------------  ------------------
CHILE -- (0.0%)
     Embotelladora Andina SA                                                     18,695                47,686                 0.0%
     Embotelladora Andina SA Class B                                             18,186                57,175                 0.0%
                                                                                         --------------------  ------------------
TOTAL CHILE                                                                                           104,861                 0.0%
                                                                                         --------------------  ------------------
COLOMBIA -- (0.1%)
     Avianca Holdings SA                                                         75,311               141,288                 0.0%
     Banco Davivienda SA                                                         28,006               417,878                 0.1%
     Grupo Aval Acciones y Valores                                              253,553               171,911                 0.0%
     Grupo de Inversiones Suramericana SA                                        10,055               202,713                 0.0%
                                                                                         --------------------  ------------------
TOTAL COLOMBIA                                                                                        933,790                 0.1%
                                                                                         --------------------  ------------------
TOTAL PREFERRED STOCKS                                                                             38,557,120                 4.3%
                                                                                         --------------------  ------------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*    Banco Pan SA Rights 11/19/14                                                 4,955                    40                 0.0%
                                                                                         --------------------  ------------------
HONG KONG -- (0.0%)
#*   Agile Property Holdings, Ltd. Rights 11/11/14                               62,749                 4,207                 0.0%
*    China Taiping Insurance Holdings Co., Ltd. Rights 11/18/14                  33,012                20,220                 0.0%
*    HKC Holdings, Ltd. Warrants 10/15/15                                       213,620                 1,074                 0.0%
*    Tonly Electronics Holdings, Ltd. Rights                                      7,400                 1,470                 0.0%
                                                                                         --------------------  ------------------
TOTAL HONG KONG                                                                                        26,971                 0.0%
                                                                                         --------------------  ------------------
MALAYSIA -- (0.0%)
*    CB Industrial Product Holdings Bhd Warrants 12/31/15                        12,047                    --                 0.0%
                                                                                         --------------------  ------------------
POLAND -- (0.0%)
*    PZ Cormay SA Rights                                                          4,936                   347                 0.0%
                                                                                         --------------------  ------------------
TAIWAN -- (0.0%)
     Neo Solar Power Corp. Rights 11/24/14                                       13,163                    --                 0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                          SHARES               VALUE++           OF NET ASSETS**
                                                                   --------------------  --------------------  -------------------
TAIWAN -- (Continued)
     Silicon Power Computer & Communications, Inc. Rights 11/20/14                1,150  $                 --                 0.0%
     Tong-Tai Machine & Tool Co., Ltd. Rights 12/17/14                            5,380                    80                 0.0%
                                                                                         --------------------  ------------------
TOTAL TAIWAN                                                                                               80                 0.0%
                                                                                         --------------------  ------------------
THAILAND -- (0.0%)
*    Loxley PCL Warrants 09/30/17                                                 1,593                   121                 0.0%
*    Minor International PCL Warrants 12/31/15                                   20,388                    --                 0.0%
*    Unique Engineering & Construction PCL Rights 11/14/14                        7,650                   352                 0.0%
                                                                                         --------------------  ------------------
TOTAL THAILAND                                                                                            473                 0.0%
                                                                                         --------------------  ------------------
TOTAL RIGHTS/WARRANTS                                                                                  27,911                 0.0%
                                                                                         --------------------  ------------------


                                                                                                 VALUE+
                                                                                         --------------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@ DFA Short Term Investment Fund                                           6,023,017            69,686,310                 7.7%
                                                                                         --------------------  ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $887,528,057)                                        $        968,095,769               107.2%
                                                                                         ====================  ==================

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       -------------------------------------------------------------------------------------------
                                              LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                                       ---------------------  --------------------   --------------------  -----------------------
Common Stocks
     Brazil                            $          16,888,608  $         45,076,026                     --  $            61,964,634
     Chile                                         5,730,996             8,764,414                     --               14,495,410
     China                                        19,663,213           119,455,119                     --              139,118,332
     Colombia                                      6,458,384                    --                     --                6,458,384
     Czech Republic                                       --             1,896,499                     --                1,896,499
     Egypt                                                --               714,582                     --                  714,582
     Greece                                          113,513             4,321,156                     --                4,434,669
     Hong Kong                                            --                21,324                     --                   21,324
     Hungary                                              --             1,717,791                     --                1,717,791
     India                                         7,243,155            69,575,061                     --               76,818,216
     Indonesia                                     1,733,420            26,951,250                     --               28,684,670
     Malaysia                                             --            37,374,825                     --               37,374,825
     Mexico                                       54,828,602                 8,963                     --               54,837,565
     Peru                                          2,052,033                    --                     --                2,052,033
     Philippines                                     530,323            12,412,858                     --               12,943,181
     Poland                                               --            19,675,141                     --               19,675,141
     Russia                                          476,672            16,568,483                     --               17,045,155
     South Africa                                  9,677,712            53,615,744                     --               63,293,456
     South Korea                                   7,303,563           128,340,845                     --              135,644,408
     Spain                                           148,448                    --                     --                  148,448
     Taiwan                                       12,285,292           117,996,860                     --              130,282,152
     Thailand                                     31,420,101                    --                     --               31,420,101
     Turkey                                          578,694            18,204,758                     --               18,783,452
Preferred Stocks
     Brazil                                       10,245,965            27,272,504                     --               37,518,469
     Chile                                                --               104,861                     --                  104,861
     Colombia                                        933,790                    --                     --                  933,790
Rights/Warrants
     Brazil                                               --                    40                     --                       40
     Hong Kong                                            --                26,971                     --                   26,971
     Malaysia                                             --                    --                     --                       --
     Poland                                               --                   347                     --                      347
     Taiwan                                               --                    80                     --                       80
     Thailand                                             --                   473                     --                      473
Securities Lending Collateral                             --            69,686,310                     --               69,686,310
                                       ---------------------  --------------------   --------------------  -----------------------
TOTAL                                  $         188,312,484  $        779,783,285                     --  $           968,095,769
                                       =====================  ====================   ====================  =======================

                        TAX-MANAGED U.S. EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
COMMON STOCKS -- (91.8%)
Consumer Discretionary -- (11.8%)
*     1-800-Flowers.com, Inc. Class A                                        3,914    $              31,429                   0.0%
      Aaron's, Inc.                                                          7,750                  191,890                   0.0%
#     Abercrombie & Fitch Co. Class A                                        8,850                  296,298                   0.0%
      Advance Auto Parts, Inc.                                               7,900                1,160,984                   0.1%
#*    Aeropostale, Inc.                                                      8,325                   25,058                   0.0%
#     AH Belo Corp. Class A                                                  1,226                   14,111                   0.0%
*     Amazon.com, Inc.                                                      39,712               12,130,428                   0.5%
*     Ambassadors Group, Inc.                                                1,423                    5,052                   0.0%
#*    AMC Networks, Inc. Class A                                             5,981                  362,748                   0.0%
#*    America's Car-Mart, Inc.                                               1,100                   50,578                   0.0%
#*    American Axle & Manufacturing Holdings, Inc.                           7,152                  138,248                   0.0%
#     American Eagle Outfitters, Inc.                                       18,300                  235,521                   0.0%
#*    American Public Education, Inc.                                        2,200                   68,178                   0.0%
*     ANN, Inc.                                                              5,225                  200,588                   0.0%
*     Apollo Education Group, Inc. Class A                                  10,210                  292,619                   0.0%
      Arctic Cat, Inc.                                                       2,500                   84,150                   0.0%
*     Asbury Automotive Group, Inc.                                          2,900                  203,116                   0.0%
*     Ascena Retail Group, Inc.                                             13,900                  173,055                   0.0%
*     Ascent Capital Group, Inc. Class A                                     1,135                   72,981                   0.0%
#     Autoliv, Inc.                                                         10,143                  930,519                   0.1%
#*    AutoNation, Inc.                                                       6,250                  357,875                   0.0%
#*    AutoZone, Inc.                                                         3,600                1,992,672                   0.1%
*     Ballantyne Strong, Inc.                                                2,600                   11,674                   0.0%
*     Bally Technologies, Inc.                                               4,400                  353,760                   0.0%
#*    Barnes & Noble, Inc.                                                   3,400                   74,188                   0.0%
      Bassett Furniture Industries, Inc.                                       306                    5,318                   0.0%
      Beasley Broadcasting Group, Inc. Class A                                 325                    1,528                   0.0%
#*    Beazer Homes USA, Inc.                                                   779                   13,967                   0.0%
#     bebe stores, Inc.                                                      3,388                    7,759                   0.0%
#*    Bed Bath & Beyond, Inc.                                               22,104                1,488,483                   0.1%
*     Belmond, Ltd. Class A                                                  8,827                  101,157                   0.0%
      Best Buy Co., Inc.                                                    29,105                  993,645                   0.1%
#     Big 5 Sporting Goods Corp.                                             2,146                   26,417                   0.0%
      Big Lots, Inc.                                                         5,898                  269,244                   0.0%
*     Biglari Holdings, Inc.                                                   258                   90,083                   0.0%
*     BJ's Restaurants, Inc.                                                 2,498                  109,962                   0.0%
*     Bloomin' Brands, Inc.                                                  8,000                  151,280                   0.0%
#*    Blue Nile, Inc.                                                        1,407                   49,949                   0.0%
#     Blyth, Inc.                                                              836                    7,014                   0.0%
      Bob Evans Farms, Inc.                                                  3,500                  170,975                   0.0%
#     Bon-Ton Stores, Inc. (The)                                             2,096                   18,466                   0.0%
*     Books-A-Million, Inc.                                                  1,295                    1,878                   0.0%
      BorgWarner, Inc.                                                      24,730                1,410,105                   0.1%
#*    Boyd Gaming Corp.                                                      5,900                   68,145                   0.0%
*     Bravo Brio Restaurant Group, Inc.                                      1,543                   21,401                   0.0%
#*    Bridgepoint Education, Inc.                                            1,683                   21,273                   0.0%
      Brinker International, Inc.                                            7,728                  414,530                   0.0%
      Brown Shoe Co., Inc.                                                   5,187                  137,922                   0.0%
#     Brunswick Corp.                                                        9,823                  459,716                   0.0%
#     Buckle, Inc. (The)                                                     3,112                  153,515                   0.0%
#*    Buffalo Wild Wings, Inc.                                               2,000                  298,560                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Consumer Discretionary -- (Continued)
#*    Build-A-Bear Workshop, Inc.                                            2,400    $              40,680                   0.0%
#     Burger King Worldwide, Inc.                                            5,820                  190,198                   0.0%
#*    Cabela's, Inc.                                                         4,900                  235,298                   0.0%
#     Cablevision Systems Corp. Class A                                     20,795                  387,203                   0.0%
#*    Caesars Entertainment Corp.                                            2,900                   35,351                   0.0%
#     Callaway Golf Co.                                                     13,384                  104,931                   0.0%
*     Cambium Learning Group, Inc.                                          11,314                   17,310                   0.0%
#     Capella Education Co.                                                  1,400                   99,036                   0.0%
#*    Career Education Corp.                                                 6,800                   39,440                   0.0%
#*    CarMax, Inc.                                                          24,738                1,383,102                   0.1%
*     Carmike Cinemas, Inc.                                                  3,469                  111,181                   0.0%
      Carnival Corp.                                                        43,471                1,745,361                   0.1%
#     Carriage Services, Inc.                                                2,167                   43,253                   0.0%
*     Carrols Restaurant Group, Inc.                                         2,151                   16,584                   0.0%
      Carter's, Inc.                                                         5,300                  414,089                   0.0%
#     Cato Corp. (The) Class A                                               2,761                   98,485                   0.0%
#*    Cavco Industries, Inc.                                                 1,157                   84,311                   0.0%
      CBS Corp. Class A                                                      5,128                  278,399                   0.0%
      CBS Corp. Class B                                                     57,458                3,115,373                   0.1%
#*    Central European Media Enterprises, Ltd. Class A                         524                    1,273                   0.0%
*     Charter Communications, Inc. Class A                                   7,534                1,193,310                   0.1%
#     Cheesecake Factory, Inc. (The)                                         5,550                  254,967                   0.0%
      Cherokee, Inc.                                                           542                    9,474                   0.0%
      Chico's FAS, Inc.                                                     18,000                  271,440                   0.0%
#     Children's Place, Inc. (The)                                           2,340                  115,245                   0.0%
*     Chipotle Mexican Grill, Inc.                                           3,385                2,159,630                   0.1%
#     Choice Hotels International, Inc.                                      3,175                  169,863                   0.0%
*     Christopher & Banks Corp.                                                817                    5,335                   0.0%
      Churchill Downs, Inc.                                                  1,444                  147,259                   0.0%
#*    Chuy's Holdings, Inc.                                                  1,600                   47,856                   0.0%
*     Cinedigm Corp.                                                         9,275                   14,376                   0.0%
      Cinemark Holdings, Inc.                                               11,217                  396,184                   0.0%
*     Citi Trends, Inc.                                                      1,200                   27,180                   0.0%
      Clear Channel Outdoor Holdings, Inc. Class A                           3,850                   27,951                   0.0%
      Coach, Inc.                                                           28,168                  968,416                   0.1%
      Collectors Universe, Inc.                                                600                   14,760                   0.0%
      Columbia Sportswear Co.                                                2,654                  102,285                   0.0%
      Comcast Corp. Class A                                                227,903               12,614,431                   0.6%
      Comcast Corp. Special Class A                                         47,472                2,617,606                   0.1%
*     Conn's, Inc.                                                           2,882                   89,659                   0.0%
      Cooper Tire & Rubber Co.                                               6,429                  207,078                   0.0%
      Core-Mark Holding Co., Inc.                                            2,400                  139,272                   0.0%
#     Cracker Barrel Old Country Store, Inc.                                 2,300                  265,305                   0.0%
*     Crocs, Inc.                                                            9,700                  113,296                   0.0%
#*    Crown Media Holdings, Inc. Class A                                       130                      454                   0.0%
#     CSS Industries, Inc.                                                   1,250                   35,700                   0.0%
      CST Brands, Inc.                                                       8,177                  312,770                   0.0%
      Culp, Inc.                                                             1,492                   28,303                   0.0%
#*    Cumulus Media, Inc. Class A                                            4,000                   15,440                   0.0%
      Dana Holding Corp.                                                    16,174                  330,920                   0.0%
#     Darden Restaurants, Inc.                                              12,962                  671,172                   0.0%
#*    Deckers Outdoor Corp.                                                  3,700                  323,602                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Consumer Discretionary -- (Continued)
#*    Del Frisco's Restaurant Group, Inc.                                    1,292    $              30,000                   0.0%
      Delphi Automotive P.L.C.                                              32,209                2,221,777                   0.1%
      Destination Maternity Corp.                                            1,600                   23,968                   0.0%
#*    Destination XL Group, Inc.                                             4,200                   22,008                   0.0%
#     DeVry Education Group, Inc.                                            5,026                  243,309                   0.0%
      Dick's Sporting Goods, Inc.                                           10,039                  455,469                   0.0%
#     Dillard's, Inc. Class A                                                3,826                  404,638                   0.0%
      DineEquity, Inc.                                                       1,700                  151,232                   0.0%
*     DIRECTV                                                               57,609                4,999,885                   0.2%
*     Discovery Communications, Inc.                                        29,985                1,049,175                   0.1%
#*    Discovery Communications, Inc. Class A                                15,081                  533,113                   0.0%
*     DISH Network Corp. Class A                                            23,755                1,512,006                   0.1%
*     Dollar General Corp.                                                  32,101                2,011,770                   0.1%
*     Dollar Tree, Inc.                                                     24,100                1,459,737                   0.1%
      Domino's Pizza, Inc.                                                   5,786                  513,739                   0.0%
#*    Dorman Products, Inc.                                                  2,578                  119,516                   0.0%
      DR Horton, Inc.                                                       31,882                  726,591                   0.0%
#*    DreamWorks Animation SKG, Inc. Class A                                 7,680                  171,110                   0.0%
      Drew Industries, Inc.                                                  2,271                  109,144                   0.0%
      DSW, Inc. Class A                                                      7,616                  225,814                   0.0%
#     Dunkin' Brands Group, Inc.                                            10,785                  490,502                   0.0%
#*    Education Management Corp.                                             3,571                    2,125                   0.0%
      Einstein Noah Restaurant Group, Inc.                                     395                    7,999                   0.0%
#*    Entercom Communications Corp. Class A                                  2,510                   25,803                   0.0%
#     Entravision Communications Corp. Class A                               4,908                   25,325                   0.0%
#     Ethan Allen Interiors, Inc.                                            2,900                   82,070                   0.0%
#*    EW Scripps Co. (The) Class A                                           3,300                   63,360                   0.0%
      Expedia, Inc.                                                         10,948                  930,252                   0.1%
*     Express, Inc.                                                          8,200                  122,754                   0.0%
      Family Dollar Stores, Inc.                                            11,175                  874,891                   0.1%
#*    Famous Dave's Of America, Inc.                                         1,098                   28,625                   0.0%
#*    Federal-Mogul Holdings Corp.                                           2,097                   32,734                   0.0%
#*    Fiesta Restaurant Group, Inc.                                          2,096                  115,594                   0.0%
      Finish Line, Inc. (The) Class A                                        5,300                  140,291                   0.0%
#*    Five Below, Inc.                                                       2,770                  110,440                   0.0%
      Foot Locker, Inc.                                                     15,542                  870,507                   0.1%
      Ford Motor Co.                                                       386,966                5,452,351                   0.2%
#*    Fossil Group, Inc.                                                     5,703                  579,767                   0.0%
#     Fred's, Inc. Class A                                                   3,670                   57,619                   0.0%
#*    FTD Cos., Inc.                                                         1,870                   65,787                   0.0%
#*    Fuel Systems Solutions, Inc.                                           1,392                   12,848                   0.0%
#*    G-III Apparel Group, Ltd.                                              1,800                  142,830                   0.0%
#*    Gaiam, Inc. Class A                                                    1,309                    9,909                   0.0%
#     GameStop Corp. Class A                                                12,940                  553,314                   0.0%
*     Gaming Partners International Corp.                                      800                    6,712                   0.0%
      Gannett Co., Inc.                                                     23,899                  752,819                   0.0%
      Gap, Inc. (The)                                                       27,680                1,048,795                   0.1%
#     Garmin, Ltd.                                                          12,906                  716,025                   0.0%
*     Geeknet, Inc.                                                            500                    4,845                   0.0%
      General Motors Co.                                                   138,316                4,343,122                   0.2%
*     Genesco, Inc.                                                          2,400                  184,056                   0.0%
#     Gentex Corp.                                                          15,495                  507,306                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Consumer Discretionary -- (Continued)
#*    Gentherm, Inc.                                                         3,703    $             154,415                   0.0%
      Genuine Parts Co.                                                     16,830                1,633,856                   0.1%
      GNC Holdings, Inc. Class A                                            10,132                  421,187                   0.0%
      Goodyear Tire & Rubber Co. (The)                                      26,660                  645,972                   0.0%
#*    Gordmans Stores, Inc.                                                    279                      879                   0.0%
      Graham Holdings Co. Class B                                              500                  391,800                   0.0%
*     Grand Canyon Education, Inc.                                           4,308                  206,353                   0.0%
#*    Gray Television, Inc.                                                  4,850                   44,814                   0.0%
#     Group 1 Automotive, Inc.                                               2,780                  237,495                   0.0%
#*    Groupon, Inc.                                                         27,605                  201,793                   0.0%
      Guess?, Inc.                                                           6,590                  146,100                   0.0%
      H&R Block, Inc.                                                       29,001                  937,022                   0.1%
      Hanesbrands, Inc.                                                     10,675                1,127,387                   0.1%
      Harley-Davidson, Inc.                                                 24,000                1,576,800                   0.1%
      Harman International Industries, Inc.                                  7,400                  794,316                   0.0%
      Harte-Hanks, Inc.                                                      3,368                   21,926                   0.0%
#     Hasbro, Inc.                                                          12,600                  724,878                   0.0%
#     Haverty Furniture Cos., Inc.                                           1,700                   37,417                   0.0%
*     Helen of Troy, Ltd.                                                    4,100                  253,585                   0.0%
#*    hhgregg, Inc.                                                          2,516                   13,033                   0.0%
#*    Hibbett Sports, Inc.                                                   2,888                  131,086                   0.0%
      Home Depot, Inc. (The)                                               148,640               14,495,373                   0.6%
      Hooker Furniture Corp.                                                 1,300                   19,877                   0.0%
#     HSN, Inc.                                                              4,220                  278,815                   0.0%
*     Hyatt Hotels Corp. Class A                                             4,993                  295,685                   0.0%
#*    Iconix Brand Group, Inc.                                               7,198                  287,992                   0.0%
      International Game Technology                                         27,800                  455,642                   0.0%
      International Speedway Corp. Class A                                   2,075                   65,010                   0.0%
      Interpublic Group of Cos., Inc. (The)                                 44,816                  868,982                   0.1%
#     Interval Leisure Group, Inc.                                           4,458                   93,796                   0.0%
#*    iRobot Corp.                                                           2,767                   98,837                   0.0%
*     Isle of Capri Casinos, Inc.                                            3,400                   25,262                   0.0%
#*    ITT Educational Services, Inc.                                         1,300                   13,143                   0.0%
      Jack in the Box, Inc.                                                  4,400                  312,576                   0.0%
#*    JAKKS Pacific, Inc.                                                    2,151                   13,723                   0.0%
*     Jarden Corp.                                                           9,712                  632,154                   0.0%
#*    JC Penney Co., Inc.                                                   26,086                  198,514                   0.0%
      John Wiley & Sons, Inc. Class A                                        5,120                  298,957                   0.0%
      Johnson Controls, Inc.                                                71,096                3,359,286                   0.2%
      Johnson Outdoors, Inc. Class A                                         1,187                   35,669                   0.0%
*     Journal Communications, Inc. Class A                                   5,077                   49,805                   0.0%
*     K12, Inc.                                                              2,215                   27,466                   0.0%
#*    Kate Spade & Co.                                                      12,745                  345,772                   0.0%
#     KB Home                                                                8,900                  140,086                   0.0%
#*    Kirkland's, Inc.                                                       1,502                   26,736                   0.0%
      Kohl's Corp.                                                          23,760                1,288,267                   0.1%
#*    Kona Grill, Inc.                                                       1,120                   25,234                   0.0%
#*    Krispy Kreme Doughnuts, Inc.                                           5,319                  100,635                   0.0%
      L Brands, Inc.                                                        26,236                1,892,140                   0.1%
      La-Z-Boy, Inc.                                                         6,000                  137,160                   0.0%
#*    Lakeland Industries, Inc.                                              1,000                   14,100                   0.0%
#     Lamar Advertising Co. Class A                                          7,915                  408,810                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Consumer Discretionary -- (Continued)
#*    Lands' End, Inc.                                                       1,303    $              61,853                   0.0%
      Las Vegas Sands Corp.                                                 44,089                2,744,981                   0.1%
*     LeapFrog Enterprises, Inc.                                             5,500                   29,260                   0.0%
      Lear Corp.                                                             8,400                  777,000                   0.0%
*     Learning Tree International, Inc.                                      1,342                    3,328                   0.0%
#     Leggett & Platt, Inc.                                                 15,277                  601,608                   0.0%
#     Lennar Corp. Class A                                                  15,500                  667,740                   0.0%
      Lennar Corp. Class B                                                   1,241                   43,572                   0.0%
#*    Libbey, Inc.                                                           2,200                   63,250                   0.0%
#*    Liberty Global P.L.C. Class A                                         22,037                1,002,022                   0.1%
*     Liberty Global P.L.C. Class B                                             95                    4,381                   0.0%
*     Liberty Global P.L.C. Class C                                         54,276                2,413,654                   0.1%
*     Liberty Interactive Corp. Class A                                     55,690                1,455,737                   0.1%
*     Liberty Interactive Corp. Class B                                        201                    5,323                   0.0%
*     Liberty Media Corp.                                                   21,958                1,052,447                   0.1%
*     Liberty Media Corp. Class A                                           10,779                  517,608                   0.0%
*     Liberty Media Corp. Class B                                              200                    9,366                   0.0%
*     Liberty TripAdvisor Holdings, Inc. Class A                             6,644                  209,818                   0.0%
*     Liberty Ventures Series A                                             14,561                  511,091                   0.0%
*     Liberty Ventures Series B                                                 29                      991                   0.0%
*     Life Time Fitness, Inc.                                                4,178                  233,007                   0.0%
#     Lifetime Brands, Inc.                                                    300                    5,133                   0.0%
*     LIN Media LLC Class A                                                  3,200                   76,576                   0.0%
#     Lincoln Educational Services Corp.                                     2,164                    5,735                   0.0%
#     Lions Gate Entertainment Corp.                                         7,700                  255,101                   0.0%
      Lithia Motors, Inc. Class A                                            2,487                  193,041                   0.0%
*     Live Nation Entertainment, Inc.                                       15,286                  397,436                   0.0%
*     LKQ Corp.                                                             31,047                  887,013                   0.1%
*     Loral Space & Communications, Inc.                                     1,300                   99,450                   0.0%
      Lowe's Cos., Inc.                                                    107,172                6,130,238                   0.3%
*     Luby's, Inc.                                                           1,849                    9,227                   0.0%
#*    Lululemon Athletica, Inc.                                              8,363                  348,319                   0.0%
#*    Lumber Liquidators Holdings, Inc.                                      2,649                  142,437                   0.0%
#*    M/I Homes, Inc.                                                        2,750                   59,235                   0.0%
      Macy's, Inc.                                                          38,835                2,245,440                   0.1%
*     Madison Square Garden Co. (The) Class A                                6,500                  492,440                   0.0%
      Marcus Corp. (The)                                                     2,400                   41,112                   0.0%
      Marine Products Corp.                                                  1,898                   16,019                   0.0%
#*    MarineMax, Inc.                                                        1,700                   32,589                   0.0%
#     Marriott International, Inc. Class A                                  27,826                2,107,819                   0.1%
#     Marriott Vacations Worldwide Corp.                                     2,389                  165,892                   0.0%
#*    Martha Stewart Living Omnimedia, Inc. Class A                          2,700                   11,691                   0.0%
      Mattel, Inc.                                                          36,665                1,139,182                   0.1%
*     McClatchy Co. (The) Class A                                            4,300                   15,308                   0.0%
      McDonald's Corp.                                                     107,641               10,089,191                   0.4%
#     MDC Holdings, Inc.                                                     4,445                  108,547                   0.0%
#*    Media General, Inc. Class A                                              800                   11,952                   0.0%
#     Men's Wearhouse, Inc. (The)                                            5,635                  265,014                   0.0%
#     Meredith Corp.                                                         2,528                  131,810                   0.0%
#*    Meritage Homes Corp.                                                   3,700                  136,123                   0.0%
*     MGM Resorts International                                             40,164                  933,813                   0.1%
*     Michael Kors Holdings, Ltd.                                           21,453                1,685,991                   0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Consumer Discretionary -- (Continued)
*     Modine Manufacturing Co.                                               3,907    $              50,127                   0.0%
*     Mohawk Industries, Inc.                                                5,800                  823,832                   0.0%
*     Monarch Casino & Resort, Inc.                                          1,845                   30,018                   0.0%
#     Monro Muffler Brake, Inc.                                              2,978                  159,144                   0.0%
#     Morningstar, Inc.                                                      2,287                  156,088                   0.0%
*     Motorcar Parts of America, Inc.                                          783                   22,738                   0.0%
      Movado Group, Inc.                                                     2,362                   83,379                   0.0%
*     Multimedia Games Holding Co., Inc.                                     2,364                   82,504                   0.0%
*     Murphy USA, Inc.                                                       4,848                  277,790                   0.0%
      NACCO Industries, Inc. Class A                                           387                   22,667                   0.0%
#*    Nathan's Famous, Inc.                                                    509                   36,587                   0.0%
#     National CineMedia, Inc.                                               6,419                  102,062                   0.0%
#*    Nautilus, Inc.                                                         4,149                   55,514                   0.0%
#*    Netflix, Inc.                                                          5,663                2,224,257                   0.1%
*     New York & Co., Inc.                                                   5,059                   16,543                   0.0%
#     New York Times Co. (The) Class A                                      14,000                  179,760                   0.0%
      Newell Rubbermaid, Inc.                                               26,868                  895,510                   0.1%
*     News Corp. Class A                                                    41,104                  636,290                   0.0%
#*    News Corp. Class B                                                    11,390                  171,420                   0.0%
#     Nexstar Broadcasting Group, Inc. Class A                               2,793                  126,020                   0.0%
      NIKE, Inc. Class B                                                    75,327                7,003,151                   0.3%
      Nordstrom, Inc.                                                       17,146                1,244,971                   0.1%
*     Norwegian Cruise Line Holdings, Ltd.                                   7,165                  279,435                   0.0%
      Nutrisystem, Inc.                                                      2,651                   44,643                   0.0%
*     NVR, Inc.                                                                500                  613,790                   0.0%
*     O'Reilly Automotive, Inc.                                             12,850                2,260,058                   0.1%
#*    Office Depot, Inc.                                                    46,175                  241,034                   0.0%
      Omnicom Group, Inc.                                                   27,235                1,957,107                   0.1%
*     Orbitz Worldwide, Inc.                                                 3,586                   29,656                   0.0%
#*    Outerwall, Inc.                                                        2,800                  177,156                   0.0%
#*    Overstock.com, Inc.                                                    1,830                   42,310                   0.0%
      Oxford Industries, Inc.                                                1,382                   84,648                   0.0%
#*    Pacific Sunwear of California, Inc.                                    6,000                    9,120                   0.0%
#*    Panera Bread Co. Class A                                               3,075                  497,043                   0.0%
      Papa John's International, Inc.                                        3,800                  177,688                   0.0%
#*    Penn National Gaming, Inc.                                             6,827                   89,365                   0.0%
      Penske Automotive Group, Inc.                                          4,700                  212,628                   0.0%
*     Pep Boys-Manny, Moe & Jack (The)                                       4,332                   41,284                   0.0%
#*    Perry Ellis International, Inc.                                          969                   19,816                   0.0%
#     PetMed Express, Inc.                                                   2,200                   29,062                   0.0%
#     PetSmart, Inc.                                                        11,200                  810,320                   0.0%
#     Pier 1 Imports, Inc.                                                  10,500                  135,450                   0.0%
#*    Pinnacle Entertainment, Inc.                                           5,100                  130,713                   0.0%
#     Polaris Industries, Inc.                                               6,994                1,055,115                   0.1%
      Pool Corp.                                                             5,100                  304,470                   0.0%
*     Popeyes Louisiana Kitchen, Inc.                                        2,600                  120,510                   0.0%
*     Priceline Group, Inc. (The)                                            5,882                7,094,927                   0.3%
      PulteGroup, Inc.                                                      36,663                  703,563                   0.0%
      PVH Corp.                                                              8,755                1,001,134                   0.1%
#*    Quiksilver, Inc.                                                       8,658                   15,152                   0.0%
#*    RadioShack Corp.                                                      11,260                   10,359                   0.0%
      Ralph Lauren Corp.                                                     6,300                1,038,492                   0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Consumer Discretionary -- (Continued)
*     RCI Hospitality Holdings, Inc.                                         1,000    $              11,900                   0.0%
*     Red Lion Hotels Corp.                                                  2,034                   11,533                   0.0%
#*    Red Robin Gourmet Burgers, Inc.                                        1,300                   71,461                   0.0%
#     Regal Entertainment Group Class A                                      9,436                  209,007                   0.0%
#     Regis Corp.                                                            4,556                   77,361                   0.0%
#     Rent-A-Center, Inc.                                                    6,145                  190,311                   0.0%
#*    Rentrak Corp.                                                          1,137                   87,401                   0.0%
#*    Restoration Hardware Holdings, Inc.                                    2,866                  230,197                   0.0%
      Rocky Brands, Inc.                                                       231                    3,035                   0.0%
      Ross Stores, Inc.                                                     24,000                1,937,280                   0.1%
      Royal Caribbean Cruises, Ltd.                                         17,400                1,182,678                   0.1%
#*    Ruby Tuesday, Inc.                                                     5,370                   41,242                   0.0%
      Ruth's Hospitality Group, Inc.                                         4,284                   52,136                   0.0%
#     Ryland Group, Inc. (The)                                               4,600                  164,726                   0.0%
      Saga Communications, Inc. Class A                                        676                   27,108                   0.0%
#     Salem Communications Corp. Class A                                       400                    3,084                   0.0%
*     Sally Beauty Holdings, Inc.                                           17,735                  519,813                   0.0%
#     Scholastic Corp.                                                       2,600                   90,506                   0.0%
#*    Scientific Games Corp. Class A                                         5,774                   67,960                   0.0%
#     Scripps Networks Interactive, Inc. Class A                             9,189                  709,758                   0.0%
#*    Sears Holdings Corp.                                                   4,332                  151,273                   0.0%
#*    Select Comfort Corp.                                                   5,594                  143,710                   0.0%
      Service Corp. International                                           22,783                  498,264                   0.0%
#*    Shiloh Industries, Inc.                                                1,564                   26,651                   0.0%
      Shoe Carnival, Inc.                                                      771                   14,186                   0.0%
*     Shutterfly, Inc.                                                       3,662                  153,181                   0.0%
#     Signet Jewelers, Ltd.                                                  8,700                1,044,087                   0.1%
#     Sinclair Broadcast Group, Inc. Class A                                 7,300                  212,065                   0.0%
#*    Sirius XM Holdings, Inc.                                             321,376                1,102,320                   0.1%
#     Six Flags Entertainment Corp.                                          8,578                  345,693                   0.0%
#*    Sizmek, Inc.                                                           2,200                   12,606                   0.0%
#*    Skechers U.S.A., Inc. Class A                                          3,800                  208,050                   0.0%
*     Skyline Corp.                                                            800                    2,928                   0.0%
#     Sonic Automotive, Inc. Class A                                         4,001                   99,585                   0.0%
#*    Sonic Corp.                                                            6,463                  162,932                   0.0%
#     Sotheby's                                                              7,207                  285,830                   0.0%
      Spartan Motors, Inc.                                                   3,375                   19,204                   0.0%
#     Speedway Motorsports, Inc.                                             2,352                   46,029                   0.0%
#     Stage Stores, Inc.                                                     3,250                   54,828                   0.0%
#     Standard Motor Products, Inc.                                          1,900                   75,088                   0.0%
#*    Standard Pacific Corp.                                                17,289                  127,939                   0.0%
*     Stanley Furniture Co., Inc.                                              637                    1,847                   0.0%
#     Staples, Inc.                                                         69,757                  884,519                   0.1%
      Starbucks Corp.                                                       80,947                6,116,355                   0.3%
      Starwood Hotels & Resorts Worldwide, Inc.                             21,047                1,613,463                   0.1%
#*    Starz                                                                 11,477                  354,639                   0.0%
*     Starz Class B                                                            200                    6,171                   0.0%
      Stein Mart, Inc.                                                       3,347                   44,783                   0.0%
*     Steiner Leisure, Ltd.                                                  1,400                   59,052                   0.0%
#*    Steven Madden, Ltd.                                                    6,892                  216,064                   0.0%
#*    Stoneridge, Inc.                                                       3,400                   44,166                   0.0%
*     Strayer Education, Inc.                                                  500                   36,595                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Consumer Discretionary -- (Continued)
#     Sturm Ruger & Co., Inc.                                                1,900    $              79,192                   0.0%
#     Superior Industries International, Inc.                                2,200                   42,922                   0.0%
#     Superior Uniform Group, Inc.                                             162                    3,888                   0.0%
#*    Systemax, Inc.                                                         1,666                   25,490                   0.0%
      Tandy Leather Factory, Inc.                                              663                    6,126                   0.0%
      Target Corp.                                                          65,382                4,041,915                   0.2%
*     Tempur Sealy International, Inc.                                       6,523                  343,371                   0.0%
#*    Tenneco, Inc.                                                          6,595                  345,314                   0.0%
#*    Tesla Motors, Inc.                                                     9,501                2,296,392                   0.1%
#     Texas Roadhouse, Inc.                                                  6,800                  196,316                   0.0%
#     Thor Industries, Inc.                                                  4,861                  257,098                   0.0%
#     Tiffany & Co.                                                         13,444                1,292,237                   0.1%
#*    Tile Shop Holdings, Inc.                                               1,665                   14,336                   0.0%
      Time Warner Cable, Inc.                                               30,636                4,509,926                   0.2%
      Time Warner, Inc.                                                     98,792                7,851,000                   0.4%
*     Time, Inc.                                                            12,349                  278,964                   0.0%
      TJX Cos., Inc. (The)                                                  77,442                4,903,627                   0.2%
*     Toll Brothers, Inc.                                                   15,760                  503,532                   0.0%
*     Tower International, Inc.                                              2,300                   55,890                   0.0%
#     Town Sports International Holdings, Inc.                               2,129                   12,604                   0.0%
#     Tractor Supply Co.                                                    15,088                1,104,743                   0.1%
*     TripAdvisor, Inc.                                                     11,496                1,019,235                   0.1%
*     TRW Automotive Holdings Corp.                                         12,328                1,249,443                   0.1%
#*    Tuesday Morning Corp.                                                  3,200                   65,248                   0.0%
#*    Tumi Holdings, Inc.                                                    2,954                   61,355                   0.0%
#     Tupperware Brands Corp.                                                6,100                  388,875                   0.0%
      Twenty-First Century Fox, Inc. Class A                               154,967                5,343,262                   0.2%
      Twenty-First Century Fox, Inc. Class B                                45,563                1,511,325                   0.1%
*     Ulta Salon Cosmetics & Fragrance, Inc.                                 6,522                  787,923                   0.0%
#*    Under Armour, Inc. Class A                                            16,277                1,067,446                   0.1%
#*    Unifi, Inc.                                                            1,766                   49,395                   0.0%
#*    Universal Electronics, Inc.                                            1,700                   96,713                   0.0%
      Universal Technical Institute, Inc.                                    2,300                   27,393                   0.0%
*     Urban Outfitters, Inc.                                                12,450                  377,982                   0.0%
      Vail Resorts, Inc.                                                     3,700                  319,532                   0.0%
      Value Line, Inc.                                                         400                    6,380                   0.0%
#*    Valuevision Media, Inc. Class A                                        3,000                   16,980                   0.0%
#*    Vera Bradley, Inc.                                                     2,206                   50,297                   0.0%
      VF Corp.                                                              37,800                2,558,304                   0.1%
      Viacom, Inc. Class A                                                   1,192                   87,088                   0.0%
      Viacom, Inc. Class B                                                  40,574                2,948,918                   0.1%
*     Visteon Corp.                                                          4,607                  432,597                   0.0%
#*    Vitamin Shoppe, Inc.                                                   2,565                  120,375                   0.0%
#*    VOXX International Corp.                                               1,966                   16,770                   0.0%
      Walt Disney Co. (The)                                                183,316               16,751,416                   0.7%
#     Weight Watchers International, Inc.                                    2,900                   75,545                   0.0%
      Wendy's Co. (The)                                                     33,225                  266,465                   0.0%
#*    West Marine, Inc.                                                      2,681                   26,381                   0.0%
      Whirlpool Corp.                                                        7,865                1,353,173                   0.1%
#     Williams-Sonoma, Inc.                                                  9,360                  608,681                   0.0%
#     Winmark Corp.                                                            300                   24,684                   0.0%
#*    Winnebago Industries, Inc.                                             2,736                   58,031                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Consumer Discretionary -- (Continued)
#     Wolverine World Wide, Inc.                                            10,800    $             293,112                   0.0%
#     World Wrestling Entertainment, Inc. Class A                            3,100                   38,285                   0.0%
      Wyndham Worldwide Corp.                                               15,302                1,188,506                   0.1%
#     Wynn Resorts, Ltd.                                                     8,681                1,649,477                   0.1%
      Yum! Brands, Inc.                                                     46,861                3,366,026                   0.2%
#*    Zagg, Inc.                                                               171                    1,149                   0.0%
#*    Zumiez, Inc.                                                           2,400                   80,112                   0.0%
                                                                                      ---------------------   -------------------
Total Consumer Discretionary                                                                    296,109,098                  12.8%
                                                                                      ---------------------   -------------------
Consumer Staples -- (8.1%)
#     Alico, Inc.                                                              496                   18,302                   0.0%
#*    Alliance One International, Inc.                                       8,769                   17,801                   0.0%
      Altria Group, Inc.                                                   214,752               10,381,112                   0.5%
#     Andersons, Inc. (The)                                                  2,677                  170,605                   0.0%
      Archer-Daniels-Midland Co.                                            70,090                3,294,230                   0.1%
#     Avon Products, Inc.                                                   44,150                  459,160                   0.0%
#     B&G Foods, Inc.                                                        6,542                  192,727                   0.0%
#*    Boston Beer Co., Inc. (The) Class A                                    1,085                  270,165                   0.0%
#*    Boulder Brands, Inc.                                                   7,136                   63,368                   0.0%
      Brown-Forman Corp. Class A                                             8,651                  786,289                   0.0%
      Brown-Forman Corp. Class B                                            12,794                1,185,620                   0.1%
      Bunge, Ltd.                                                           15,335                1,359,448                   0.1%
#     Cal-Maine Foods, Inc.                                                  2,100                  184,359                   0.0%
#     Calavo Growers, Inc.                                                   1,264                   61,355                   0.0%
#     Campbell Soup Co.                                                     20,536                  907,075                   0.0%
#     Casey's General Stores, Inc.                                           4,100                  335,667                   0.0%
*     Central Garden and Pet Co.                                             1,175                    9,377                   0.0%
#*    Central Garden and Pet Co. Class A                                     3,229                   27,737                   0.0%
#*    Chefs' Warehouse, Inc. (The)                                             525                    9,382                   0.0%
*     Chiquita Brands International, Inc.                                    4,900                   70,707                   0.0%
      Church & Dwight Co., Inc.                                             14,700                1,064,427                   0.0%
#     Clorox Co. (The)                                                      13,229                1,316,285                   0.1%
#     Coca-Cola Bottling Co. Consolidated                                      481                   43,502                   0.0%
      Coca-Cola Co. (The)                                                  435,710               18,247,535                   0.8%
      Coca-Cola Enterprises, Inc.                                           30,541                1,323,952                   0.1%
      Colgate-Palmolive Co.                                                 98,266                6,572,030                   0.3%
      ConAgra Foods, Inc.                                                   43,589                1,497,282                   0.1%
*     Constellation Brands, Inc. Class A                                    18,303                1,675,457                   0.1%
      Costco Wholesale Corp.                                                48,021                6,404,561                   0.3%
#*    Crimson Wine Group, Ltd.                                               2,024                   18,418                   0.0%
      CVS Health Corp.                                                     132,004               11,327,263                   0.5%
#*    Darling International, Inc.                                           14,890                  262,064                   0.0%
#     Dean Foods Co.                                                        10,084                  148,336                   0.0%
      Dr Pepper Snapple Group, Inc.                                         22,078                1,528,901                   0.1%
      Energizer Holdings, Inc.                                               6,800                  834,020                   0.0%
      Estee Lauder Cos., Inc. (The) Class A                                 25,219                1,895,964                   0.1%
*     Farmer Bros. Co.                                                       1,300                   37,908                   0.0%
      Flowers Foods, Inc.                                                   20,404                  387,676                   0.0%
#     Fresh Del Monte Produce, Inc.                                          3,973                  127,573                   0.0%
#*    Fresh Market, Inc. (The)                                               4,133                  151,722                   0.0%
      General Mills, Inc.                                                   66,207                3,440,116                   0.2%
*     Hain Celestial Group, Inc. (The)                                       4,400                  476,300                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Consumer Staples -- (Continued)
#     Herbalife, Ltd.                                                        8,600    $             451,156                   0.0%
      Hershey Co. (The)                                                     16,322                1,565,443                   0.1%
      Hormel Foods Corp.                                                    15,600                  840,996                   0.0%
#     Ingles Markets, Inc. Class A                                           1,110                   29,859                   0.0%
#     Ingredion, Inc.                                                        7,943                  613,597                   0.0%
#     Inter Parfums, Inc.                                                    1,760                   49,984                   0.0%
*     Inventure Foods, Inc.                                                  1,529                   20,244                   0.0%
      J&J Snack Foods Corp.                                                  1,491                  153,618                   0.0%
      JM Smucker Co. (The)                                                  11,871                1,234,584                   0.1%
#     John B. Sanfilippo & Son, Inc.                                         1,301                   48,332                   0.0%
      Kellogg Co.                                                           26,695                1,707,412                   0.1%
      Keurig Green Mountain, Inc.                                           13,562                2,058,033                   0.1%
      Kimberly-Clark Corp.                                                  40,025                4,573,657                   0.2%
      Kraft Foods Group, Inc.                                               63,677                3,588,199                   0.2%
      Kroger Co. (The)                                                      53,643                2,988,452                   0.1%
#     Lancaster Colony Corp.                                                 2,100                  192,129                   0.0%
#*    Lifeway Foods, Inc.                                                      315                    5,213                   0.0%
      Lorillard, Inc.                                                       40,200                2,472,300                   0.1%
      McCormick & Co., Inc.(579780107)                                         607                   42,672                   0.0%
#     McCormick & Co., Inc.(579780206)                                      11,914                  842,558                   0.0%
      Mead Johnson Nutrition Co.                                            21,772                2,162,177                   0.1%
#*    Medifast, Inc.                                                         2,100                   66,654                   0.0%
#     MGP Ingredients, Inc.                                                    233                    2,878                   0.0%
      Molson Coors Brewing Co. Class B                                      14,105                1,049,130                   0.0%
      Mondelez International, Inc. Class A                                 183,595                6,473,560                   0.3%
*     Monster Beverage Corp.                                                15,848                1,598,746                   0.1%
#*    National Beverage Corp.                                                1,044                   26,225                   0.0%
*     Natural Alternatives International, Inc.                               1,000                    6,130                   0.0%
#     Nu Skin Enterprises, Inc. Class A                                      6,221                  328,655                   0.0%
*     Nutraceutical International Corp.                                      1,459                   32,798                   0.0%
#     Oil-Dri Corp. of America                                                 641                   19,345                   0.0%
*     Omega Protein Corp.                                                    2,100                   30,345                   0.0%
*     Pantry, Inc. (The)                                                     3,100                   79,887                   0.0%
      PepsiCo, Inc.                                                        166,178               15,981,338                   0.7%
      Philip Morris International, Inc.                                    172,168               15,324,674                   0.7%
#*    Pilgrim's Pride Corp.                                                  7,683                  218,274                   0.0%
      Pinnacle Foods, Inc.                                                     303                   10,241                   0.0%
#*    Post Holdings, Inc.                                                    3,247                  121,762                   0.0%
#     Pricesmart, Inc.                                                       2,200                  195,866                   0.0%
      Procter & Gamble Co. (The)                                           296,869               25,907,758                   1.1%
#     Reliv International, Inc.                                              1,707                    2,065                   0.0%
#*    Revlon, Inc. Class A                                                   1,909                   65,479                   0.0%
      Reynolds American, Inc.                                               34,400                2,164,104                   0.1%
*     Rite Aid Corp.                                                       100,955                  530,014                   0.0%
      Rocky Mountain Chocolate Factory, Inc.                                   950                   11,486                   0.0%
      Safeway, Inc.                                                         26,773                  933,307                   0.0%
#     Sanderson Farms, Inc.                                                  2,050                  172,159                   0.0%
#*    Seneca Foods Corp. Class A                                               500                   13,440                   0.0%
#     Snyder's-Lance, Inc.                                                   4,096                  122,020                   0.0%
      SpartanNash Co.                                                        4,621                  103,557                   0.0%
      Spectrum Brands Holdings, Inc.                                         2,435                  220,587                   0.0%
#*    SUPERVALU, Inc.                                                       11,150                   96,225                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Consumer Staples -- (Continued)
      Sysco Corp.                                                           62,531    $           2,409,945                   0.1%
#     Tootsie Roll Industries, Inc.                                          2,049                   60,753                   0.0%
#*    TreeHouse Foods, Inc.                                                  3,630                  309,167                   0.0%
      Tyson Foods, Inc. Class A                                             31,488                1,270,541                   0.1%
#*    United Natural Foods, Inc.                                             5,300                  360,506                   0.0%
#     United-Guardian, Inc.                                                    600                   12,516                   0.0%
#     Universal Corp.                                                        2,600                  115,700                   0.0%
#*    USANA Health Sciences, Inc.                                              800                   91,184                   0.0%
#     Vector Group, Ltd.                                                     5,528                  123,496                   0.0%
      Wal-Mart Stores, Inc.                                                175,993               13,422,986                   0.6%
      Walgreen Co.                                                          99,778                6,407,743                   0.3%
      WD-40 Co.                                                              1,600                  122,672                   0.0%
      Weis Markets, Inc.                                                     1,930                   86,155                   0.0%
*     WhiteWave Foods Co. (The) Class A                                     17,791                  662,359                   0.0%
#     Whole Foods Market, Inc.                                              36,249                1,425,673                   0.1%
                                                                                      ---------------------   -------------------
Total Consumer Staples                                                                          203,016,498                   8.8%
                                                                                      ---------------------   -------------------
Energy -- (8.1%)
      Adams Resources & Energy, Inc.                                           300                   12,615                   0.0%
      Alon USA Energy, Inc.                                                  1,957                   31,390                   0.0%
#*    Alpha Natural Resources, Inc.                                         23,317                   45,701                   0.0%
      Anadarko Petroleum Corp.                                              54,670                5,017,613                   0.2%
      Apache Corp.                                                          42,300                3,265,560                   0.2%
#*    Approach Resources, Inc.                                               2,871                   28,423                   0.0%
      Arch Coal, Inc.                                                       18,846                   40,707                   0.0%
#*    Athlon Energy, Inc.                                                    6,300                  367,290                   0.0%
#*    Atwood Oceanics, Inc.                                                  6,359                  258,493                   0.0%
      Baker Hughes, Inc.                                                    46,579                2,466,824                   0.1%
#*    Basic Energy Services, Inc.                                            4,300                   55,470                   0.0%
#*    Bill Barrett Corp.                                                     5,020                   76,304                   0.0%
      Bolt Technology Corp.                                                  1,050                   23,027                   0.0%
#*    Bonanza Creek Energy, Inc.                                             2,888                  130,653                   0.0%
#*    BPZ Resources, Inc.                                                   10,000                   12,400                   0.0%
#     Bristow Group, Inc.                                                    3,865                  285,624                   0.0%
#*    C&J Energy Services, Inc.                                              3,963                   76,526                   0.0%
      Cabot Oil & Gas Corp.                                                 45,200                1,405,720                   0.1%
*     Callon Petroleum Co.                                                   3,810                   24,994                   0.0%
*     Cameron International Corp.                                           26,059                1,551,813                   0.1%
#     CARBO Ceramics, Inc.                                                   2,120                  109,540                   0.0%
*     Carrizo Oil & Gas, Inc.                                                4,500                  233,730                   0.0%
*     Cheniere Energy, Inc.                                                 24,559                1,841,925                   0.1%
      Chesapeake Energy Corp.                                               68,738                1,524,609                   0.1%
      Chevron Corp.                                                        209,586               25,139,841                   1.1%
      Cimarex Energy Co.                                                     9,117                1,036,329                   0.1%
#*    Clayton Williams Energy, Inc.                                            500                   41,570                   0.0%
#*    Clean Energy Fuels Corp.                                               7,414                   54,196                   0.0%
#*    Cloud Peak Energy, Inc.                                                5,872                   70,288                   0.0%
*     Cobalt International Energy, Inc.                                     27,161                  318,055                   0.0%
#     Comstock Resources, Inc.                                               4,800                   56,832                   0.0%
*     Concho Resources, Inc.                                                11,671                1,272,489                   0.1%
      ConocoPhillips                                                       132,812                9,582,386                   0.4%
      CONSOL Energy, Inc.                                                   24,000                  883,200                   0.1%

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TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Energy -- (Continued)
*     Contango Oil & Gas Co.                                                   316    $              11,556                   0.0%
#*    Continental Resources, Inc.                                            9,380                  528,751                   0.0%
      Core Laboratories NV                                                   5,125                  715,091                   0.0%
#     CVR Energy, Inc.                                                         992                   48,191                   0.0%
#     Dawson Geophysical Co.                                                   600                   10,194                   0.0%
      Delek US Holdings, Inc.                                                4,451                  150,844                   0.0%
#     Denbury Resources, Inc.                                               36,370                  450,988                   0.0%
      Devon Energy Corp.                                                    41,697                2,501,820                   0.1%
      DHT Holdings, Inc.                                                       331                    2,204                   0.0%
#     Diamond Offshore Drilling, Inc.                                        7,128                  268,797                   0.0%
*     Diamondback Energy, Inc.                                               4,687                  320,778                   0.0%
*     Dresser-Rand Group, Inc.                                               8,267                  675,414                   0.0%
*     Dril-Quip, Inc.                                                        4,231                  380,578                   0.0%
#*    Emerald Oil, Inc.                                                      1,603                    5,098                   0.0%
      Energen Corp.                                                          7,800                  528,060                   0.0%
#     Energy XXI Bermuda, Ltd.                                               8,775                   67,480                   0.0%
      EnLink Midstream LLC                                                   5,400                  204,660                   0.0%
      EOG Resources, Inc.                                                   59,200                5,626,960                   0.3%
      EQT Corp.                                                             16,299                1,532,758                   0.1%
*     Era Group, Inc.                                                        2,200                   51,458                   0.0%
*     Escalera Resources Co.                                                   267                      302                   0.0%
#     Exterran Holdings, Inc.                                                6,100                  239,913                   0.0%
      Exxon Mobil Corp.                                                    470,724               45,523,718                   2.0%
*     FMC Technologies, Inc.                                                25,264                1,415,795                   0.1%
*     Forum Energy Technologies, Inc.                                        2,493                   68,059                   0.0%
#     GasLog, Ltd.                                                           2,473                   51,488                   0.0%
#*    Geospace Technologies Corp.                                            1,000                   30,790                   0.0%
#*    Goodrich Petroleum Corp.                                                 422                    3,477                   0.0%
#     Green Plains, Inc.                                                     3,514                  120,179                   0.0%
*     Gulf Coast Ultra Deep Royalty Trust                                   11,977                   19,163                   0.0%
#     Gulf Island Fabrication, Inc.                                          1,100                   23,254                   0.0%
#     Gulfmark Offshore, Inc. Class A                                        2,675                   80,678                   0.0%
*     Gulfport Energy Corp.                                                  9,024                  452,824                   0.0%
      Halliburton Co.                                                       98,357                5,423,405                   0.2%
#*    Harvest Natural Resources, Inc.                                        3,600                   13,392                   0.0%
*     Helix Energy Solutions Group, Inc.                                    10,766                  286,806                   0.0%
      Helmerich & Payne, Inc.                                               11,191                  971,603                   0.1%
#*    Hercules Offshore, Inc.                                               13,137                   21,676                   0.0%
      Hess Corp.                                                            31,422                2,664,900                   0.1%
*     HKN, Inc.                                                                 37                    2,442                   0.0%
      HollyFrontier Corp.                                                   22,236                1,009,070                   0.1%
#*    Hornbeck Offshore Services, Inc.                                       3,129                   95,935                   0.0%
#*    ION Geophysical Corp.                                                 12,540                   35,112                   0.0%
*     Key Energy Services, Inc.                                             13,668                   41,551                   0.0%
      Kinder Morgan, Inc.                                                   71,795                2,778,466                   0.1%
*     Kodiak Oil & Gas Corp.                                                28,088                  303,070                   0.0%
*     Kosmos Energy, Ltd.                                                    7,733                   72,149                   0.0%
#*    Laredo Petroleum Holdings, Inc.                                        6,417                  121,666                   0.0%
#     LinnCo LLC                                                            12,996                  311,514                   0.0%
#*    Magnum Hunter Resources Corp.                                         14,301                   66,357                   0.0%
      Marathon Oil Corp.                                                    75,073                2,657,584                   0.1%
      Marathon Petroleum Corp.                                              35,164                3,196,408                   0.2%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Energy -- (Continued)
#*    Matador Resources Co.                                                  8,015    $             194,524                   0.0%
*     Matrix Service Co.                                                     3,244                   81,295                   0.0%
#*    McDermott International, Inc.                                         24,310                   93,350                   0.0%
#*    Miller Energy Resources, Inc.                                            451                    1,569                   0.0%
*     Mitcham Industries, Inc.                                               1,264                   12,893                   0.0%
      Murphy Oil Corp.                                                      19,314                1,031,174                   0.1%
      Nabors Industries, Ltd.                                               30,273                  540,373                   0.0%
      National Oilwell Varco, Inc.                                          45,185                3,282,238                   0.2%
*     Natural Gas Services Group, Inc.                                       1,600                   41,168                   0.0%
*     Newfield Exploration Co.                                              13,640                  444,800                   0.0%
#*    Newpark Resources, Inc.                                                9,500                  108,585                   0.0%
#     Noble Corp. P.L.C.                                                    26,000                  543,920                   0.0%
      Noble Energy, Inc.                                                    37,858                2,181,757                   0.1%
#*    Nordic American Offshore, Ltd.                                            19                      304                   0.0%
#     Nordic American Tankers, Ltd.                                          2,265                   19,139                   0.0%
#*    Northern Oil and Gas, Inc.                                             5,685                   64,241                   0.0%
#*    Nuverra Environmental Solutions, Inc.                                  2,511                   23,779                   0.0%
#*    Oasis Petroleum, Inc.                                                 10,181                  305,023                   0.0%
      Occidental Petroleum Corp.                                            86,556                7,697,425                   0.3%
#     Oceaneering International, Inc.                                       11,442                  804,029                   0.1%
*     Oil States International, Inc.                                         5,700                  340,518                   0.0%
      ONEOK, Inc.                                                           22,000                1,296,680                   0.1%
#*    Overseas Shipholding Group, Inc.                                       2,700                   13,905                   0.0%
#     Panhandle Oil and Gas, Inc. Class A                                    2,000                   41,120                   0.0%
#*    Paragon Offshore P.L.C.                                                8,666                   42,203                   0.0%
#*    Parker Drilling Co.                                                    9,114                   40,466                   0.0%
      Patterson-UTI Energy, Inc.                                            15,402                  354,708                   0.0%
#     PBF Energy, Inc. Class A                                               3,391                   88,403                   0.0%
#*    PDC Energy, Inc.                                                       3,527                  154,200                   0.0%
#     Peabody Energy Corp.                                                  27,696                  288,869                   0.0%
#*    Penn Virginia Corp.                                                    3,900                   33,423                   0.0%
*     PetroQuest Energy, Inc.                                                5,600                   26,320                   0.0%
#*    PHI, Inc. Non-Voting                                                   1,795                   80,308                   0.0%
      Phillips 66                                                           61,527                4,829,869                   0.2%
*     Pioneer Energy Services Corp.                                          8,743                   80,261                   0.0%
      Pioneer Natural Resources Co.                                         15,236                2,880,518                   0.1%
*     PostRock Energy Corp.                                                  1,042                      750                   0.0%
      QEP Resources, Inc.                                                   18,400                  461,288                   0.0%
#     Range Resources Corp.                                                 17,614                1,204,798                   0.1%
#*    Rex Energy Corp.                                                       7,121                   55,829                   0.0%
#*    RigNet, Inc.                                                           1,066                   46,318                   0.0%
*     Rosetta Resources, Inc.                                                5,910                  224,757                   0.0%
      Rowan Cos. P.L.C. Class A                                             13,381                  324,757                   0.0%
      RPC, Inc.                                                              9,225                  151,290                   0.0%
#*    SandRidge Energy, Inc.                                                29,871                  116,497                   0.0%
      Schlumberger, Ltd.                                                   143,494               14,157,118                   0.6%
#     Scorpio Tankers, Inc.                                                 18,204                  158,921                   0.0%
#*    SEACOR Holdings, Inc.                                                  2,200                  181,390                   0.0%
      SemGroup Corp. Class A                                                 4,659                  357,578                   0.0%
*     Seventy Seven Energy, Inc.                                             4,909                   64,161                   0.0%
#     Ship Finance International, Ltd.                                       6,400                  110,016                   0.0%
      SM Energy Co.                                                          7,000                  394,100                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Energy -- (Continued)
#*    Southwestern Energy Co.                                               38,383    $           1,247,831                   0.1%
      Spectra Energy Corp.                                                  72,730                2,845,925                   0.1%
#*    Stone Energy Corp.                                                     5,600                  137,200                   0.0%
      Superior Energy Services, Inc.                                        16,418                  412,913                   0.0%
#*    Swift Energy Co.                                                       1,930                   13,221                   0.0%
#*    Synergy Resources Corp.                                                5,891                   71,811                   0.0%
#*    Synthesis Energy Systems, Inc.                                         2,352                    2,423                   0.0%
      Targa Resources Corp.                                                  3,476                  447,118                   0.0%
      Teekay Corp.                                                           4,349                  254,243                   0.0%
#     Tesco Corp.                                                            2,270                   43,221                   0.0%
      Tesoro Corp.                                                          14,426                1,030,161                   0.1%
*     TETRA Technologies, Inc.                                               8,150                   77,670                   0.0%
#*    TGC Industries, Inc.                                                   1,750                    5,495                   0.0%
#     Tidewater, Inc.                                                        5,500                  202,785                   0.0%
#     Transocean, Ltd.                                                      38,356                1,144,159                   0.1%
#*    Triangle Petroleum Corp.                                               7,783                   60,318                   0.0%
#*    Ultra Petroleum Corp.                                                 16,709                  380,965                   0.0%
*     Unit Corp.                                                             4,580                  221,764                   0.0%
#*    Uranium Energy Corp.                                                   8,500                    9,775                   0.0%
*     Vaalco Energy, Inc.                                                    5,480                   40,662                   0.0%
      Valero Energy Corp.                                                   58,700                2,940,283                   0.1%
#     W&T Offshore, Inc.                                                     3,644                   33,124                   0.0%
#*    Warren Resources, Inc.                                                 5,600                   19,376                   0.0%
*     Weatherford International P.L.C.                                      80,380                1,319,840                   0.1%
#     Western Refining, Inc.                                                 7,496                  341,743                   0.0%
#*    Westmoreland Coal Co.                                                    837                   30,609                   0.0%
*     Whiting Petroleum Corp.                                               11,967                  732,859                   0.0%
#*    Willbros Group, Inc.                                                   4,500                   26,415                   0.0%
      Williams Cos., Inc. (The)                                             76,075                4,222,923                   0.2%
#     World Fuel Services Corp.                                              7,864                  324,311                   0.0%
*     WPX Energy, Inc.                                                      21,687                  414,655                   0.0%
#*    Zion Oil & Gas, Inc.                                                     163                      284                   0.0%
                                                                                      ---------------------   -------------------
Total Energy                                                                                    204,655,570                   8.9%
                                                                                      ---------------------   -------------------
Financials -- (13.4%)
#     1st Source Corp.                                                       1,990                   62,267                   0.0%
#     1st United Bancorp, Inc.                                               2,070                   18,320                   0.0%
      ACE, Ltd.                                                             36,161                3,952,397                   0.2%
*     Affiliated Managers Group, Inc.                                        5,680                1,134,807                   0.1%
      Aflac, Inc.                                                           48,794                2,914,466                   0.1%
      Alexander & Baldwin, Inc.                                              4,741                  189,782                   0.0%
*     Alleghany Corp.                                                        1,169                  519,363                   0.0%
      Allied World Assurance Co. Holdings AG                                11,100                  421,800                   0.0%
      Allstate Corp. (The)                                                  48,557                3,148,921                   0.2%
#*    Altisource Asset Management Corp.                                        240                  129,600                   0.0%
#*    Altisource Portfolio Solutions SA                                      2,400                  179,184                   0.0%
#*    Ambac Financial Group, Inc.                                            5,480                  125,382                   0.0%
      American Equity Investment Life Holding Co.                            5,648                  145,775                   0.0%
      American Express Co.                                                 103,359                9,297,142                   0.4%
      American Financial Group, Inc.                                         7,769                  464,819                   0.0%
      American International Group, Inc.                                   150,107                8,041,232                   0.4%
      American National Insurance Co.                                          664                   75,749                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Financials -- (Continued)
*     American River Bankshares                                                882    $               8,379                   0.0%
      Ameriprise Financial, Inc.                                            21,340                2,692,468                   0.1%
      Ameris Bancorp                                                         1,951                   48,385                   0.0%
      AMERISAFE, Inc.                                                        2,573                  107,294                   0.0%
#     AmeriServ Financial, Inc.                                                100                      315                   0.0%
#     Amtrust Financial Services, Inc.                                       3,344                  150,045                   0.0%
      Aon P.L.C.                                                            31,029                2,668,494                   0.1%
*     Arch Capital Group, Ltd.                                              13,956                  786,002                   0.1%
      Argo Group International Holdings, Ltd.                                3,938                  219,740                   0.0%
#     Arrow Financial Corp.                                                    925                   25,336                   0.0%
      Arthur J Gallagher & Co.                                              15,041                  717,456                   0.1%
      Aspen Insurance Holdings, Ltd.                                         7,426                  323,996                   0.0%
      Associated Banc-Corp                                                  17,760                  333,888                   0.0%
      Assurant, Inc.                                                         9,500                  648,090                   0.0%
      Assured Guaranty, Ltd.                                                18,300                  422,364                   0.0%
*     Asta Funding, Inc.                                                       400                    3,372                   0.0%
#     Astoria Financial Corp.                                                8,165                  107,370                   0.0%
#*    Atlantic Coast Financial Corp.                                           137                      564                   0.0%
#*    Atlanticus Holdings Corp.                                              1,196                    1,674                   0.0%
*     AV Homes, Inc.                                                         1,000                   14,990                   0.0%
      Axis Capital Holdings, Ltd.                                           12,640                  608,490                   0.0%
      Baldwin & Lyons, Inc. Class B                                            562                   15,129                   0.0%
#     Banc of California, Inc.                                                 451                    5,308                   0.0%
#     Bancfirst Corp.                                                          700                   45,500                   0.0%
#*    Bancorp, Inc.                                                          4,099                   38,777                   0.0%
#     BancorpSouth, Inc.                                                     9,405                  216,597                   0.0%
      Bank Mutual Corp.                                                      6,120                   40,331                   0.0%
      Bank of America Corp.                                              1,160,707               19,917,732                   0.9%
#     Bank of Hawaii Corp.                                                   5,000                  292,750                   0.0%
      Bank of New York Mellon Corp. (The)                                  123,982                4,800,583                   0.2%
#     Bank of the Ozarks, Inc.                                               7,600                  267,824                   0.0%
#     BankFinancial Corp.                                                    2,730                   32,569                   0.0%
      BankUnited, Inc.                                                      10,322                  308,628                   0.0%
#     Banner Corp.                                                           1,804                   77,969                   0.0%
      BB&T Corp.                                                            76,141                2,884,221                   0.1%
#     BBCN Bancorp, Inc.                                                     7,013                   99,164                   0.0%
#*    Beneficial Mutual Bancorp, Inc.                                        3,852                   51,732                   0.0%
*     Berkshire Hathaway, Inc. Class B                                     201,569               28,251,911                   1.2%
#     Berkshire Hills Bancorp, Inc.                                          2,505                   64,579                   0.0%
      BGC Partners, Inc. Class A                                            21,435                  181,769                   0.0%
      BlackRock, Inc.                                                       14,431                4,922,558                   0.2%
#*    BofI Holding, Inc.                                                     1,181                   90,961                   0.0%
#     BOK Financial Corp.                                                    2,703                  185,318                   0.0%
      Boston Private Financial Holdings, Inc.                                6,785                   89,223                   0.0%
#     Bridge Bancorp, Inc.                                                     439                   11,528                   0.0%
      Brookline Bancorp, Inc.                                                6,047                   57,991                   0.0%
      Brown & Brown, Inc.                                                   13,100                  417,366                   0.0%
#     Bryn Mawr Bank Corp.                                                   1,149                   35,424                   0.0%
      Calamos Asset Management, Inc. Class A                                 1,676                   22,961                   0.0%
#     Camden National Corp.                                                    600                   24,546                   0.0%
*     Capital Bank Financial Corp. Class A                                      96                    2,485                   0.0%
#     Capital City Bank Group, Inc.                                          1,069                   16,153                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Financials -- (Continued)
      Capital One Financial Corp.                                           62,037    $           5,134,802                   0.2%
#     Capitol Federal Financial, Inc.                                       16,210                  207,650                   0.0%
#     Cardinal Financial Corp.                                               2,805                   53,856                   0.0%
#*    Cascade Bancorp                                                        4,228                   21,605                   0.0%
#     Cash America International, Inc.                                       2,940                  144,501                   0.0%
      Cathay General Bancorp                                                 8,064                  212,970                   0.0%
      CBOE Holdings, Inc.                                                    9,490                  559,341                   0.0%
*     CBRE Group, Inc. Class A                                              40,554                1,297,728                   0.1%
#     Centerstate Banks, Inc.                                                1,550                   18,042                   0.0%
#     Central Pacific Financial Corp.                                        1,299                   24,551                   0.0%
      Charles Schwab Corp. (The)                                           128,882                3,695,047                   0.2%
      Chemical Financial Corp.                                               3,399                  101,222                   0.0%
      Chubb Corp. (The)                                                     27,700                2,752,272                   0.1%
#     Cincinnati Financial Corp.                                            16,109                  813,021                   0.1%
      CIT Group, Inc.                                                       19,881                  972,777                   0.1%
      Citigroup, Inc.                                                      334,942               17,929,445                   0.8%
      Citizens Community Bancorp, Inc.                                         600                    5,340                   0.0%
#*    Citizens, Inc.                                                         4,015                   29,269                   0.0%
#     City Holding Co.                                                       1,057                   47,554                   0.0%
#     City National Corp.                                                    5,581                  439,281                   0.0%
#     Clifton Bancorp, Inc.                                                  1,009                   13,137                   0.0%
      CME Group, Inc.                                                       33,901                2,841,243                   0.1%
      CNA Financial Corp.                                                   17,536                  685,307                   0.0%
#     CNB Financial Corp.                                                      280                    5,071                   0.0%
      CNO Financial Group, Inc.                                             21,200                  384,356                   0.0%
#     CoBiz Financial, Inc.                                                  3,100                   37,262                   0.0%
#     Cohen & Steers, Inc.                                                   2,055                   88,077                   0.0%
#     Columbia Banking System, Inc.                                          4,056                  112,676                   0.0%
#     Comerica, Inc.                                                        19,455                  928,782                   0.1%
#     Commerce Bancshares, Inc.                                              8,757                  396,342                   0.0%
#     Community Bank System, Inc.                                            5,081                  193,840                   0.0%
#     Community Trust Bancorp, Inc.                                          1,749                   62,877                   0.0%
      ConnectOne Bancorp, Inc.                                               1,915                   35,428                   0.0%
      Consolidated-Tomoka Land Co.                                             681                   35,541                   0.0%
#*    Consumer Portfolio Services, Inc.                                      1,025                    7,237                   0.0%
#*    Cowen Group, Inc. Class A                                              4,050                   16,362                   0.0%
      Crawford & Co. Class A                                                 3,717                   32,784                   0.0%
#     Crawford & Co. Class B                                                 1,800                   18,324                   0.0%
#*    Credit Acceptance Corp.                                                  897                  132,361                   0.0%
#     Cullen/Frost Bankers, Inc.                                             5,745                  464,253                   0.0%
#*    Customers Bancorp, Inc.                                                  100                    1,910                   0.0%
#     CVB Financial Corp.                                                   11,960                  188,729                   0.0%
#     Diamond Hill Investment Group, Inc.                                      293                   39,259                   0.0%
#     Dime Community Bancshares, Inc.                                        2,400                   37,800                   0.0%
      Discover Financial Services                                           51,900                3,310,182                   0.2%
#     Donegal Group, Inc. Class A                                            1,374                   21,737                   0.0%
*     E*TRADE Financial Corp.                                               29,290                  653,167                   0.0%
      East West Bancorp, Inc.                                               14,946                  549,415                   0.0%
#     Eaton Vance Corp.                                                     13,000                  478,790                   0.0%
#*    eHealth, Inc.                                                          2,800                   69,860                   0.0%
      EMC Insurance Group, Inc.                                                866                   27,747                   0.0%
      Employers Holdings, Inc.                                               3,900                   79,521                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Financials -- (Continued)
#*    Encore Capital Group, Inc.                                             2,238    $             101,851                   0.0%
      Endurance Specialty Holdings, Ltd.                                     3,900                  226,005                   0.0%
*     Enstar Group, Ltd.                                                       900                  133,263                   0.0%
      Enterprise Financial Services Corp.                                    1,766                   33,289                   0.0%
      Erie Indemnity Co. Class A                                             3,100                  263,097                   0.0%
      ESSA Bancorp, Inc.                                                     1,856                   21,325                   0.0%
#     EverBank Financial Corp.                                               3,717                   71,181                   0.0%
      Evercore Partners, Inc. Class A                                        3,925                  203,197                   0.0%
      Everest Re Group, Ltd.                                                 5,600                  955,640                   0.1%
#*    Ezcorp, Inc. Class A                                                   4,723                   53,275                   0.0%
#     FBL Financial Group, Inc. Class A                                      2,100                  104,118                   0.0%
#     Federal Agricultural Mortgage Corp. Class C                            1,380                   45,954                   0.0%
#     Federated Investors, Inc. Class B                                     10,362                  324,020                   0.0%
#     Fidelity Southern Corp.                                                1,153                   17,699                   0.0%
      Fifth Third Bancorp                                                   89,101                1,781,129                   0.1%
#     Financial Engines, Inc.                                                2,916                  116,261                   0.0%
      Financial Institutions, Inc.                                             807                   20,288                   0.0%
*     First Acceptance Corp.                                                   181                      463                   0.0%
#     First American Financial Corp.                                        10,579                  320,755                   0.0%
*     First BanCorp.(318672706)                                              8,881                   46,270                   0.0%
#     First Bancorp.(318910106)                                              1,500                   27,180                   0.0%
#     First Busey Corp.                                                      7,017                   43,856                   0.0%
#*    First Cash Financial Services, Inc.                                    3,000                  177,240                   0.0%
      First Citizens BancShares, Inc. Class A                                  100                   25,121                   0.0%
#     First Commonwealth Financial Corp.                                     9,645                   90,181                   0.0%
      First Community Bancshares, Inc.                                       1,700                   27,829                   0.0%
      First Defiance Financial Corp.                                         1,538                   47,109                   0.0%
      First Financial Bancorp                                                5,512                   96,680                   0.0%
#     First Financial Bankshares, Inc.                                       7,170                  227,863                   0.0%
      First Financial Corp.                                                  1,100                   38,148                   0.0%
      First Financial Northwest, Inc.                                        2,411                   27,968                   0.0%
#     First Horizon National Corp.                                          26,242                  337,472                   0.0%
      First Interstate Bancsystem, Inc.                                        594                   17,428                   0.0%
      First Merchants Corp.                                                  3,650                   82,673                   0.0%
#     First Midwest Bancorp, Inc.                                            6,900                  115,851                   0.0%
      First Niagara Financial Group, Inc.                                   36,817                  275,759                   0.0%
      First Republic Bank                                                   12,224                  622,568                   0.0%
      First South Bancorp, Inc.                                              1,685                   13,901                   0.0%
      FirstMerit Corp.                                                      14,566                  267,286                   0.0%
#*    Flagstar Bancorp, Inc.                                                 1,679                   26,394                   0.0%
#     Flushing Financial Corp.                                               2,863                   57,661                   0.0%
#     FNB Corp.                                                             12,916                  165,196                   0.0%
      FNF Group                                                             25,329                  755,817                   0.1%
*     FNFV Group                                                             8,442                  113,460                   0.0%
*     Forest City Enterprises, Inc. Class A                                 14,676                  306,582                   0.0%
*     Forest City Enterprises, Inc. Class B                                  3,286                   68,825                   0.0%
#*    Forestar Group, Inc.                                                   3,501                   61,092                   0.0%
      Fox Chase Bancorp, Inc.                                                  800                   13,104                   0.0%
      Franklin Resources, Inc.                                              43,500                2,419,035                   0.1%
      Fulton Financial Corp.                                                20,459                  243,053                   0.0%
#     FXCM, Inc. Class A                                                     2,007                   33,035                   0.0%
#     GAMCO Investors, Inc. Class A                                            467                   38,584                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Financials -- (Continued)
*     Genworth Financial, Inc. Class A                                      49,956    $             698,884                   0.1%
#     German American Bancorp, Inc.                                          1,398                   41,758                   0.0%
      GFI Group, Inc.                                                        8,500                   46,750                   0.0%
#     Glacier Bancorp, Inc.                                                  6,536                  187,518                   0.0%
*     Global Indemnity P.L.C.                                                1,204                   34,892                   0.0%
      Goldman Sachs Group, Inc. (The)                                       46,612                8,855,814                   0.4%
      Great Southern Bancorp, Inc.                                           1,100                   41,811                   0.0%
#*    Green Dot Corp. Class A                                                2,200                   52,580                   0.0%
#     Greenhill & Co., Inc.                                                  2,900                  130,500                   0.0%
#*    Greenlight Capital Re, Ltd. Class A                                    2,682                   87,031                   0.0%
#     Guaranty Bancorp                                                         319                    5,031                   0.0%
*     Hallmark Financial Services, Inc.                                      1,034                   12,056                   0.0%
#     Hampden Bancorp, Inc.                                                    504                    8,669                   0.0%
      Hancock Holding Co.                                                    8,126                  285,954                   0.0%
      Hanmi Financial Corp.                                                  2,835                   60,811                   0.0%
      Hanover Insurance Group, Inc. (The)                                    4,156                  278,203                   0.0%
      Hartford Financial Services Group, Inc. (The)                         46,636                1,845,853                   0.1%
      HCC Insurance Holdings, Inc.                                          11,125                  580,614                   0.0%
#     HCI Group, Inc.                                                        1,104                   56,127                   0.0%
      Heartland Financial USA, Inc.                                          1,732                   46,071                   0.0%
      Heritage Commerce Corp.                                                2,541                   22,107                   0.0%
      Heritage Financial Corp.                                               2,274                   39,909                   0.0%
      Heritage Financial Group, Inc.                                         1,473                   31,213                   0.0%
      HFF, Inc. Class A                                                      3,557                  111,974                   0.0%
*     Hilltop Holdings, Inc.                                                 7,200                  158,616                   0.0%
#     Home BancShares, Inc.                                                  5,904                  188,456                   0.0%
      HopFed Bancorp, Inc.                                                     208                    2,380                   0.0%
      Horace Mann Educators Corp.                                            3,472                  105,584                   0.0%
*     Howard Hughes Corp. (The)                                              3,261                  480,606                   0.0%
      Hudson City Bancorp, Inc.                                             50,766                  489,892                   0.0%
#     Hudson Valley Holding Corp.                                            1,023                   23,263                   0.0%
      Huntington Bancshares, Inc.                                           90,200                  893,882                   0.1%
      Iberiabank Corp.                                                       2,725                  187,644                   0.0%
      Independence Holding Co.                                               2,640                   37,356                   0.0%
      Independent Bank Corp.                                                 2,038                   83,150                   0.0%
#     Infinity Property & Casualty Corp.                                       800                   58,408                   0.0%
#     Interactive Brokers Group, Inc. Class A                                4,380                  113,092                   0.0%
      Intercontinental Exchange, Inc.                                       12,178                2,536,556                   0.1%
#     International Bancshares Corp.                                         6,326                  179,469                   0.0%
      Intervest Bancshares Corp. Class A                                       254                    2,477                   0.0%
#*    INTL. FCStone, Inc.                                                    1,015                   18,372                   0.0%
      Invesco, Ltd.                                                         45,668                1,848,184                   0.1%
*     Investment Technology Group, Inc.                                      3,824                   68,564                   0.0%
#     Investors Bancorp, Inc.                                               28,609                  307,547                   0.0%
#     Janus Capital Group, Inc.                                             17,800                  266,822                   0.0%
      JMP Group, Inc.                                                        2,391                   17,454                   0.0%
      Jones Lang LaSalle, Inc.                                               4,700                  635,487                   0.0%
      JPMorgan Chase & Co.                                                 417,021               25,221,430                   1.1%
*     KCG Holdings, Inc. Class A                                               910                    9,701                   0.0%
#*    Kearny Financial Corp.                                                 2,846                   40,527                   0.0%
      Kemper Corp.                                                           4,800                  176,880                   0.0%
      Kennedy-Wilson Holdings, Inc.                                          5,491                  148,751                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Financials -- (Continued)
      KeyCorp                                                               99,458    $           1,312,846                   0.1%
      Lakeland Bancorp, Inc.                                                 3,852                   42,333                   0.0%
      Lakeland Financial Corp.                                               1,700                   70,448                   0.0%
      Legg Mason, Inc.                                                      13,474                  700,648                   0.1%
      Leucadia National Corp.                                               30,595                  727,549                   0.1%
      Life Partners Holdings, Inc.                                           1,000                    1,830                   0.0%
      Lincoln National Corp.                                                28,868                1,580,812                   0.1%
      LNB Bancorp, Inc.                                                        634                    8,901                   0.0%
      Loews Corp.                                                           33,655                1,467,358                   0.1%
      Louisiana Bancorp, Inc.                                                  200                    4,176                   0.0%
      LPL Financial Holdings, Inc.                                           8,051                  333,231                   0.0%
#     M&T Bank Corp.                                                        12,077                1,475,568                   0.1%
#     Macatawa Bank Corp.                                                      886                    4,616                   0.0%
#     Maiden Holdings, Ltd.                                                  4,691                   56,057                   0.0%
      MainSource Financial Group, Inc.                                       1,600                   29,104                   0.0%
*     Markel Corp.                                                           1,367                  944,447                   0.1%
#     MarketAxess Holdings, Inc.                                             3,978                  257,178                   0.0%
      Marlin Business Services Corp.                                         1,200                   25,368                   0.0%
      Marsh & McLennan Cos., Inc.                                           58,468                3,178,905                   0.2%
#     MB Financial, Inc.                                                     5,147                  162,388                   0.0%
*     MBIA, Inc.                                                            14,600                  142,496                   0.0%
      McGraw Hill Financial, Inc.                                           29,645                2,682,280                   0.1%
#     Meadowbrook Insurance Group, Inc.                                      3,491                   22,238                   0.0%
#     Mercantile Bank Corp.                                                    285                    5,623                   0.0%
#     Merchants Bancshares, Inc.                                               694                   20,674                   0.0%
      Mercury General Corp.                                                  3,136                  166,584                   0.0%
#*    Meridian Bancorp, Inc.                                                 4,269                   48,410                   0.0%
      MetLife, Inc.                                                        103,580                5,618,179                   0.3%
*     Metro Bancorp, Inc.                                                    1,694                   42,418                   0.0%
#*    MGIC Investment Corp.                                                 15,500                  138,260                   0.0%
#     MidSouth Bancorp, Inc.                                                   900                   17,046                   0.0%
#     Montpelier Re Holdings, Ltd.                                           5,500                  182,270                   0.0%
      Moody's Corp.                                                         21,472                2,130,667                   0.1%
      Morgan Stanley                                                       164,126                5,736,204                   0.3%
      MSCI, Inc.                                                            12,894                  601,634                   0.0%
      NASDAQ OMX Group, Inc. (The)                                          12,931                  559,395                   0.0%
#     National Interstate Corp.                                                588                   16,723                   0.0%
      National Penn Bancshares, Inc.                                        12,482                  128,440                   0.0%
      Navient Corp.                                                         47,447                  938,502                   0.1%
*     Navigators Group, Inc. (The)                                           1,805                  122,902                   0.0%
#     NBT Bancorp, Inc.                                                      3,984                  102,309                   0.0%
      Nelnet, Inc. Class A                                                   3,140                  149,433                   0.0%
#     New York Community Bancorp, Inc.                                      45,172                  720,493                   0.1%
#*    NewStar Financial, Inc.                                                3,834                   52,449                   0.0%
      Northeast Community Bancorp, Inc.                                      1,626                   11,382                   0.0%
#     Northern Trust Corp.                                                  22,714                1,505,938                   0.1%
#     Northfield Bancorp, Inc.                                               5,064                   72,111                   0.0%
#     Northrim BanCorp, Inc.                                                   600                   17,340                   0.0%
*     NorthStar Asset Management Group, Inc.                                 6,891                  124,865                   0.0%
      Northwest Bancshares, Inc.                                            10,509                  134,830                   0.0%
#     OceanFirst Financial Corp.                                             1,629                   26,993                   0.0%
#*    Ocwen Financial Corp.                                                 12,045                  283,780                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Financials -- (Continued)
      OFG Bancorp                                                            3,500    $              54,495                   0.0%
      Old National Bancorp                                                   9,703                  141,179                   0.0%
      Old Republic International Corp.                                      25,886                  382,336                   0.0%
      OmniAmerican Bancorp, Inc.                                             1,407                   38,045                   0.0%
      OneBeacon Insurance Group, Ltd. Class A                                3,161                   50,355                   0.0%
      Oppenheimer Holdings, Inc. Class A                                       765                   18,781                   0.0%
      Oritani Financial Corp.                                                6,231                   92,032                   0.0%
#     Pacific Continental Corp.                                              1,300                   18,746                   0.0%
*     Pacific Mercantile Bancorp                                             1,425                   10,032                   0.0%
      PacWest Bancorp                                                        9,737                  415,380                   0.0%
#     Park National Corp.                                                    1,100                   92,807                   0.0%
      Park Sterling Corp.                                                    1,320                   10,111                   0.0%
      PartnerRe, Ltd.                                                        5,942                  687,430                   0.0%
*     Patriot National Bancorp, Inc.                                           200                      368                   0.0%
#     Peapack Gladstone Financial Corp.                                      1,562                   28,507                   0.0%
#     People's United Financial, Inc.                                       35,258                  515,472                   0.0%
#     Peoples Bancorp, Inc.                                                  1,197                   29,506                   0.0%
#*    PHH Corp.                                                              5,033                  119,232                   0.0%
#*    Phoenix Cos., Inc. (The)                                                 418                   24,812                   0.0%
#*    PICO Holdings, Inc.                                                    1,800                   39,780                   0.0%
      Pinnacle Financial Partners, Inc.                                      3,063                  120,070                   0.0%
#*    Piper Jaffray Cos.                                                     1,704                   96,208                   0.0%
#     Platinum Underwriters Holdings, Ltd.                                   4,187                  262,232                   0.0%
      PNC Financial Services Group, Inc. (The)                              57,731                4,987,381                   0.2%
*     Popular, Inc.                                                         10,217                  325,718                   0.0%
      PRA Group, Inc.                                                        5,700                  360,525                   0.0%
#     Preferred Bank                                                           453                   12,041                   0.0%
      Primerica, Inc.                                                        4,556                  233,039                   0.0%
      Principal Financial Group, Inc.                                       30,768                1,611,320                   0.1%
      PrivateBancorp, Inc.                                                   6,123                  197,895                   0.0%
      ProAssurance Corp.                                                     6,800                  318,104                   0.0%
      Progressive Corp. (The)                                               58,720                1,550,795                   0.1%
#     Prosperity Bancshares, Inc.                                            6,400                  386,496                   0.0%
      Protective Life Corp.                                                  8,300                  578,344                   0.0%
      Provident Financial Services, Inc.                                     5,262                   95,926                   0.0%
      Prudential Financial, Inc.                                            49,675                4,398,224                   0.2%
      Pulaski Financial Corp.                                                  342                    4,094                   0.0%
#     Pzena Investment Management, Inc. Class A                                566                    5,688                   0.0%
*     QC Holdings, Inc.                                                      1,034                    1,758                   0.0%
      Radian Group, Inc.                                                     9,498                  160,041                   0.0%
      Raymond James Financial, Inc.                                         12,829                  720,092                   0.1%
#*    Realogy Holdings Corp.                                                13,612                  558,228                   0.0%
*     Regional Management Corp.                                                133                    1,551                   0.0%
      Regions Financial Corp.                                              147,472                1,464,397                   0.1%
      Reinsurance Group of America, Inc.                                     7,190                  605,757                   0.0%
#     RenaissanceRe Holdings, Ltd.                                           4,400                  454,652                   0.0%
#     Renasant Corp.                                                         2,122                   63,978                   0.0%
#     Republic Bancorp, Inc. Class A                                           805                   19,521                   0.0%
#*    Republic First Bancorp, Inc.                                             500                    1,985                   0.0%
#     Resource America, Inc. Class A                                         2,228                   21,255                   0.0%
*     Riverview Bancorp, Inc.                                                1,205                    4,904                   0.0%
#     RLI Corp.                                                              3,600                  178,524                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Financials -- (Continued)
#        S&T Bancorp, Inc.                                                   2,523    $              69,610                   0.0%
#*       Safeguard Scientifics, Inc.                                         1,767                   35,252                   0.0%
         Safety Insurance Group, Inc.                                        1,800                  112,284                   0.0%
#        Sandy Spring Bancorp, Inc.                                          1,969                   50,800                   0.0%
#*       Seacoast Banking Corp. of Florida                                      60                      766                   0.0%
         SEI Investments Co.                                                17,903                  692,130                   0.1%
         Selective Insurance Group, Inc.                                     5,977                  154,326                   0.0%
         SI Financial Group, Inc.                                            1,347                   14,871                   0.0%
#        Sierra Bancorp                                                        240                    4,118                   0.0%
*        Signature Bank                                                      5,030                  609,284                   0.0%
#        Simmons First National Corp. Class A                                1,469                   61,683                   0.0%
         Simplicity Bancorp, Inc.                                              784                   12,991                   0.0%
         SLM Corp.                                                          53,247                  508,509                   0.0%
         South State Corp.                                                   2,610                  157,409                   0.0%
(Degree) Southern Community Financial Corp.                                    700                      648                   0.0%
#        Southside Bancshares, Inc.                                          2,289                   76,865                   0.0%
         Southwest Bancorp, Inc.                                             1,600                   28,848                   0.0%
#*       St Joe Co. (The)                                                    6,985                  133,763                   0.0%
#        StanCorp Financial Group, Inc.                                      4,400                  306,064                   0.0%
#        State Auto Financial Corp.                                          1,800                   37,674                   0.0%
         State Street Corp.                                                 48,206                3,637,625                   0.2%
         Sterling Bancorp                                                    7,216                  101,457                   0.0%
         Stewart Information Services Corp.                                  1,894                   66,896                   0.0%
*        Stifel Financial Corp.                                              5,929                  281,687                   0.0%
#        Stock Yards Bancorp, Inc.                                           1,733                   57,674                   0.0%
         Suffolk Bancorp                                                     1,838                   42,200                   0.0%
*        Sun Bancorp, Inc.                                                     427                    8,625                   0.0%
         SunTrust Banks, Inc.                                               58,912                2,305,816                   0.1%
         Susquehanna Bancshares, Inc.                                       18,710                  183,545                   0.0%
*        SVB Financial Group                                                 4,709                  527,361                   0.0%
*        SWS Group, Inc.                                                     1,770                   13,080                   0.0%
         Symetra Financial Corp.                                             7,540                  178,698                   0.0%
         Synovus Financial Corp.                                            14,407                  365,362                   0.0%
         T Rowe Price Group, Inc.                                           27,765                2,279,229                   0.1%
         TCF Financial Corp.                                                15,296                  236,323                   0.0%
#        TD Ameritrade Holding Corp.                                        28,912                  975,491                   0.1%
#*       Tejon Ranch Co.                                                     1,649                   49,767                   0.0%
         Territorial Bancorp, Inc.                                             840                   18,043                   0.0%
#*       Texas Capital Bancshares, Inc.                                      4,203                  257,013                   0.0%
         TFS Financial Corp.                                                11,114                  166,043                   0.0%
#        Tompkins Financial Corp.                                              868                   43,574                   0.0%
         Torchmark Corp.                                                    14,850                  786,456                   0.1%
#        Towne Bank                                                          2,502                   37,930                   0.0%
         Travelers Cos., Inc. (The)                                         38,902                3,921,322                   0.2%
#*       Tree.com, Inc.                                                        721                   26,670                   0.0%
         Trico Bancshares                                                    1,628                   42,816                   0.0%
#        TrustCo Bank Corp.                                                  7,300                   53,290                   0.0%
#        Trustmark Corp.                                                     7,311                  177,877                   0.0%
         U.S. Bancorp                                                      198,344                8,449,454                   0.4%
#        UMB Financial Corp.                                                 3,900                  232,362                   0.0%
         Umpqua Holdings Corp.                                              13,969                  245,854                   0.0%
         Union Bankshares Corp.                                              4,955                  111,388                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Financials -- (Continued)
#     United Bankshares, Inc.                                                6,183    $             211,953                   0.0%
      United Community Banks, Inc.                                           3,059                   55,154                   0.0%
#     United Community Financial Corp.                                         596                    3,052                   0.0%
      United Financial Bancorp, Inc.                                         5,504                   77,221                   0.0%
      United Fire Group, Inc.                                                2,765                   89,807                   0.0%
*     United Security Bancshares                                             1,701                    9,611                   0.0%
#     Universal Insurance Holdings, Inc.                                     2,136                   37,380                   0.0%
#     Univest Corp. of Pennsylvania                                          1,893                   38,844                   0.0%
      Unum Group                                                            29,554                  988,877                   0.1%
      Validus Holdings, Ltd.                                                 8,464                  336,698                   0.0%
#     Valley National Bancorp                                               19,685                  196,456                   0.0%
#     ViewPoint Financial Group, Inc.                                        3,295                   89,855                   0.0%
      Virtus Investment Partners, Inc.                                         750                  134,408                   0.0%
      Voya Financial, Inc.                                                  11,096                  435,518                   0.0%
      Waddell & Reed Financial, Inc. Class A                                 9,308                  444,364                   0.0%
#*    Walker & Dunlop, Inc.                                                  1,159                   18,671                   0.0%
      Washington Federal, Inc.                                               9,784                  213,585                   0.0%
#     Washington Trust Bancorp, Inc.                                         1,700                   65,229                   0.0%
#     Waterstone Financial, Inc.                                             1,767                   21,628                   0.0%
      Webster Financial Corp.                                                9,115                  285,664                   0.0%
      Wells Fargo & Co.                                                    550,965               29,250,732                   1.3%
#     WesBanco, Inc.                                                         2,465                   84,944                   0.0%
#     West Bancorporation, Inc.                                              2,033                   33,707                   0.0%
#     Westamerica Bancorporation                                             3,200                  157,888                   0.0%
*     Western Alliance Bancorp                                               7,287                  193,980                   0.0%
      Westfield Financial, Inc.                                              4,099                   28,980                   0.0%
#     Westwood Holdings Group, Inc.                                            700                   47,250                   0.0%
      White Mountains Insurance Group, Ltd.                                     22                   13,748                   0.0%
      Willis Group Holdings P.L.C.                                          62,835                2,546,703                   0.1%
      Wilshire Bancorp, Inc.                                                 6,161                   60,994                   0.0%
      Wintrust Financial Corp.                                               3,799                  175,970                   0.0%
#*    WisdomTree Investments, Inc.                                           9,288                  136,998                   0.0%
#*    World Acceptance Corp.                                                 1,500                  107,490                   0.0%
#     WR Berkley Corp.                                                      12,332                  635,591                   0.0%
#     WSFS Financial Corp.                                                     285                   22,415                   0.0%
      XL Group P.L.C.                                                       31,713                1,074,436                   0.1%
*     Yadkin Financial Corp.                                                   157                    3,047                   0.0%
      Zions Bancorporation                                                  18,945                  548,837                   0.0%
                                                                                      ---------------------   -------------------
Total Financials                                                                                335,457,955                  14.5%
                                                                                      ---------------------   -------------------
Health Care -- (13.1%)
#     Abaxis, Inc.                                                           1,236                   65,088                   0.0%
      Abbott Laboratories                                                  165,498                7,214,058                   0.3%
      AbbVie, Inc.                                                         172,168               10,925,781                   0.5%
#*    Acadia Healthcare Co., Inc.                                            4,460                  276,743                   0.0%
#*    Accuray, Inc.                                                          4,567                   28,909                   0.0%
#*    Acorda Therapeutics, Inc.                                              4,300                  149,726                   0.0%
*     Actavis P.L.C.                                                        29,193                7,086,309                   0.3%
#*    Addus HomeCare Corp.                                                     340                    6,756                   0.0%
      Aetna, Inc.                                                           40,376                3,331,424                   0.2%
*     Affymetrix, Inc.                                                      12,765                  115,013                   0.0%
      Agilent Technologies, Inc.                                            36,322                2,007,880                   0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Health Care -- (Continued)
#*    Air Methods Corp.                                                      3,900    $             184,197                   0.0%
#*    Akorn, Inc.                                                            7,586                  337,956                   0.0%
#*    Albany Molecular Research, Inc.                                        3,400                   79,084                   0.0%
*     Alere, Inc.                                                            8,565                  342,343                   0.0%
*     Alexion Pharmaceuticals, Inc.                                         21,390                4,093,190                   0.2%
#*    Align Technology, Inc.                                                 6,710                  353,080                   0.0%
*     Alkermes P.L.C.                                                       70,435                3,560,489                   0.2%
      Allergan, Inc.                                                        31,158                5,921,889                   0.3%
*     Alliance HealthCare Services, Inc.                                     1,000                   24,130                   0.0%
*     Allscripts Healthcare Solutions, Inc.                                 18,960                  260,131                   0.0%
*     Almost Family, Inc.                                                      812                   23,905                   0.0%
#*    Alnylam Pharmaceuticals, Inc.                                          5,914                  548,464                   0.0%
#*    Alphatec Holdings, Inc.                                                7,600                   11,552                   0.0%
#*    AMAG Pharmaceuticals, Inc.                                             2,000                   66,020                   0.0%
#*    Amedisys, Inc.                                                         3,037                   79,266                   0.0%
      AmerisourceBergen Corp.                                               25,180                2,150,624                   0.1%
      Amgen, Inc.                                                           82,518               13,382,769                   0.6%
*     AMN Healthcare Services, Inc.                                          6,328                  108,525                   0.0%
#*    Amsurg Corp.                                                           4,550                  245,745                   0.0%
      Analogic Corp.                                                         1,300                   94,822                   0.0%
#*    AngioDynamics, Inc.                                                    1,880                   31,960                   0.0%
#*    Anika Therapeutics, Inc.                                               1,888                   75,784                   0.0%
*     Arqule, Inc.                                                           2,900                    3,335                   0.0%
#*    athenahealth, Inc.                                                     3,898                  477,505                   0.0%
#*    Auxilium Pharmaceuticals, Inc.                                         3,367                  108,316                   0.0%
*     AVEO Pharmaceuticals, Inc.                                             1,934                    1,876                   0.0%
      Baxter International, Inc.                                            58,165                4,079,693                   0.2%
      Becton Dickinson and Co.                                              20,572                2,647,616                   0.1%
*     Bio-Rad Laboratories, Inc. Class A                                     2,013                  227,107                   0.0%
*     Bio-Reference Laboratories, Inc.                                       2,873                   86,305                   0.0%
      Bio-Techne Corp.                                                       3,871                  352,455                   0.0%
*     Biogen Idec, Inc.                                                     26,021                8,354,823                   0.4%
*     BioMarin Pharmaceutical, Inc.                                         14,820                1,222,650                   0.1%
#*    BioScrip, Inc.                                                         6,872                   44,393                   0.0%
*     Biota Pharmaceuticals, Inc.                                              488                    1,196                   0.0%
*     BioTelemetry, Inc.                                                       646                    5,420                   0.0%
*     Boston Scientific Corp.                                              159,048                2,112,157                   0.1%
      Bristol-Myers Squibb Co.                                             181,943               10,587,263                   0.5%
*     Brookdale Senior Living, Inc.                                         16,178                  545,360                   0.0%
*     Bruker Corp.                                                          10,040                  208,129                   0.0%
*     Cambrex Corp.                                                          3,827                   80,673                   0.0%
      Cantel Medical Corp.                                                   3,750                  159,000                   0.0%
*     Capital Senior Living Corp.                                            3,849                   86,603                   0.0%
      Cardinal Health, Inc.                                                 35,293                2,769,795                   0.1%
*     CareFusion Corp.                                                      23,317                1,337,696                   0.1%
*     Celgene Corp.                                                         87,214                9,339,747                   0.4%
*     Centene Corp.                                                          6,400                  593,088                   0.0%
*     Cerner Corp.                                                          33,089                2,095,857                   0.1%
*     Charles River Laboratories International, Inc.                         5,400                  341,064                   0.0%
#     Chemed Corp.                                                           2,300                  237,728                   0.0%
      Cigna Corp.                                                           29,209                2,908,340                   0.1%
*     Community Health Systems, Inc.                                        11,889                  653,538                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Health Care -- (Continued)
#        Computer Programs & Systems, Inc.                                   1,145    $              72,112                   0.0%
         CONMED Corp.                                                        2,535                  106,445                   0.0%
(Degree) Contra Furiex Pharmaceuticals                                         833                    8,138                   0.0%
         Cooper Cos., Inc. (The)                                             5,265                  862,933                   0.1%
*        Corvel Corp.                                                        1,800                   61,956                   0.0%
*        Covance, Inc.                                                       5,900                  471,410                   0.0%
         Covidien P.L.C.                                                    49,700                4,594,268                   0.2%
         CR Bard, Inc.                                                       7,800                1,278,966                   0.1%
*        Cross Country Healthcare, Inc.                                      1,700                   16,439                   0.0%
#        CryoLife, Inc.                                                      3,061                   31,406                   0.0%
#*       Cubist Pharmaceuticals, Inc.                                        7,273                  525,765                   0.0%
#*       Cumberland Pharmaceuticals, Inc.                                    2,792                   13,681                   0.0%
#*       Cutera, Inc.                                                        1,850                   19,425                   0.0%
#*       Cyberonics, Inc.                                                    2,900                  152,250                   0.0%
*        Cynosure, Inc. Class A                                              1,993                   50,403                   0.0%
*        DaVita HealthCare Partners, Inc.                                   18,740                1,463,032                   0.1%
         DENTSPLY International, Inc.                                       14,018                  711,694                   0.0%
#*       Depomed, Inc.                                                       5,000                   77,000                   0.0%
*        DexCom, Inc.                                                        1,700                   76,415                   0.0%
*        Edwards Lifesciences Corp.                                         11,906                1,439,674                   0.1%
         Eli Lilly & Co.                                                   109,999                7,296,234                   0.3%
*        Emergent Biosolutions, Inc.                                         2,866                   64,829                   0.0%
*        Endo International P.L.C.                                          14,044                  939,824                   0.1%
         Ensign Group, Inc. (The)                                            1,831                   70,896                   0.0%
*        Envision Healthcare Holdings, Inc.                                  6,690                  233,816                   0.0%
*        Enzo Biochem, Inc.                                                  3,718                   19,408                   0.0%
*        EPIRUS Biopharmaceuticals, Inc.                                        16                       79                   0.0%
*        Exactech, Inc.                                                      1,400                   29,820                   0.0%
#*       ExamWorks Group, Inc.                                               4,044                  156,826                   0.0%
*        Express Scripts Holding Co.                                        85,387                6,559,429                   0.3%
*        Five Star Quality Care, Inc.                                        4,366                   18,032                   0.0%
*        Gentiva Health Services, Inc.                                       3,177                   62,587                   0.0%
*        Gilead Sciences, Inc.                                             166,797               18,681,264                   0.8%
#*       Globus Medical, Inc. Class A                                        5,200                  115,284                   0.0%
*        Greatbatch, Inc.                                                    2,450                  122,966                   0.0%
*        Haemonetics Corp.                                                   5,600                  211,232                   0.0%
#*       Hanger, Inc.                                                        3,139                   75,116                   0.0%
#*       Harvard Apparatus Regenerative Technology, Inc.                     1,034                    6,494                   0.0%
*        Harvard Bioscience, Inc.                                            4,139                   19,867                   0.0%
*        HCA Holdings, Inc.                                                 32,841                2,300,512                   0.1%
*        Health Net, Inc.                                                    8,691                  412,909                   0.0%
         HealthSouth Corp.                                                  10,319                  416,165                   0.0%
#*       HealthStream, Inc.                                                  2,809                   86,967                   0.0%
#*       Healthways, Inc.                                                    3,100                   48,050                   0.0%
*        Henry Schein, Inc.                                                  9,246                1,109,797                   0.1%
         Hill-Rom Holdings, Inc.                                             6,500                  289,120                   0.0%
#*       HMS Holdings Corp.                                                  7,750                  180,033                   0.0%
*        Hologic, Inc.                                                      25,846                  676,907                   0.0%
*        Hospira, Inc.                                                      17,344                  931,373                   0.1%
         Humana, Inc.                                                       17,105                2,375,029                   0.1%
#*       ICU Medical, Inc.                                                   1,350                   95,715                   0.0%
#*       Idera Pharmaceuticals, Inc.                                         3,093                    7,887                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Health Care -- (Continued)
#*         IDEXX Laboratories, Inc.                                          5,800    $             821,686                   0.0%
*          Illumina, Inc.                                                   14,241                2,742,532                   0.1%
*          Impax Laboratories, Inc.                                          6,540                  189,464                   0.0%
#*         Incyte Corp.                                                     15,486                1,038,491                   0.1%
#*         Infinity Pharmaceuticals, Inc.                                    2,823                   38,449                   0.0%
#*         Insys Therapeutics, Inc.                                            784                   31,889                   0.0%
*          Integra LifeSciences Holdings Corp.                               2,600                  132,886                   0.0%
#*         Intercept Pharmaceuticals, Inc.                                     900                  232,551                   0.0%
*          Intuitive Surgical, Inc.                                          4,038                2,002,040                   0.1%
#          Invacare Corp.                                                    3,000                   47,130                   0.0%
#*         IPC The Hospitalist Co., Inc.                                     1,600                   66,656                   0.0%
#*         Isis Pharmaceuticals, Inc.                                       11,938                  549,864                   0.0%
#*         Jazz Pharmaceuticals P.L.C.                                       5,596                  944,829                   0.1%
           Johnson & Johnson                                               312,626               33,694,830                   1.5%
           Kindred Healthcare, Inc.                                          5,377                  116,950                   0.0%
*          Laboratory Corp. of America Holdings                             10,100                1,103,829                   0.1%
#          Landauer, Inc.                                                      917                   32,819                   0.0%
#*         Lannett Co., Inc.                                                 1,787                  101,359                   0.0%
           LeMaitre Vascular, Inc.                                           2,283                   16,712                   0.0%
#*         LHC Group, Inc.                                                   1,463                   35,624                   0.0%
*          LifePoint Hospitals, Inc.                                         4,944                  346,080                   0.0%
#*         Ligand Pharmaceuticals, Inc. Class B                              1,893                  104,626                   0.0%
*          Luminex Corp.                                                     3,762                   71,478                   0.0%
#*         Magellan Health Services, Inc.                                    2,600                  157,352                   0.0%
*          Mallinckrodt P.L.C.                                              11,872                1,094,361                   0.1%
#*         Masimo Corp.                                                      5,278                  133,217                   0.0%
           McKesson Corp.                                                   25,042                5,093,793                   0.2%
#*         MedAssets, Inc.                                                   4,800                  103,968                   0.0%
(Degree)*  MedCath Corp.                                                     1,565                       --                   0.0%
*          Medicines Co. (The)                                               5,790                  146,603                   0.0%
#*         MediciNova, Inc.                                                    500                    1,785                   0.0%
*          Medivation, Inc.                                                  7,756                  819,809                   0.0%
#*         MEDNAX, Inc.                                                     10,528                  657,263                   0.0%
           Medtronic, Inc.                                                 108,110                7,368,778                   0.3%
           Merck & Co., Inc.                                               322,370               18,678,118                   0.8%
#          Meridian Bioscience, Inc.                                         4,363                   80,890                   0.0%
*          Merit Medical Systems, Inc.                                       4,472                   67,751                   0.0%
*          Mettler-Toledo International, Inc.                                3,200                  827,104                   0.1%
*          Molina Healthcare, Inc.                                           3,211                  156,183                   0.0%
#*         Momenta Pharmaceuticals, Inc.                                     4,800                   52,368                   0.0%
#*         MWI Veterinary Supply, Inc.                                       1,239                  210,203                   0.0%
#*         Mylan, Inc.                                                      43,350                2,321,392                   0.1%
#*         Myriad Genetics, Inc.                                             9,000                  355,410                   0.0%
#          National Healthcare Corp.                                         1,000                   60,310                   0.0%
*          National Research Corp. Class A                                     600                    9,534                   0.0%
#*         National Research Corp. Class B                                     100                    3,272                   0.0%
#*         Natus Medical, Inc.                                               2,606                   88,604                   0.0%
#*         Neogen Corp.                                                      2,958                  129,856                   0.0%
*          NuVasive, Inc.                                                    4,366                  178,569                   0.0%
           Omnicare, Inc.                                                   12,061                  803,142                   0.0%
#*         Omnicell, Inc.                                                    4,051                  130,888                   0.0%
#*         Opko Health, Inc.                                                22,157                  185,011                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Health Care -- (Continued)
*     OraSure Technologies, Inc.                                             4,876    $              43,640                   0.0%
#*    Orthofix International NV                                              1,730                   50,776                   0.0%
#     Owens & Minor, Inc.                                                    6,767                  225,476                   0.0%
#*    Pacira Pharmaceuticals, Inc.                                           3,342                  310,204                   0.0%
*     Pain Therapeutics, Inc.                                                2,000                    3,480                   0.0%
      Paratek Pharmaceuticals, Inc.                                             19                      309                   0.0%
#*    PAREXEL International Corp.                                            6,325                  343,511                   0.0%
#     Patterson Cos., Inc.                                                   9,800                  422,478                   0.0%
*     PDI, Inc.                                                              1,874                    3,411                   0.0%
#     PDL BioPharma, Inc.                                                   14,616                  124,674                   0.0%
      PerkinElmer, Inc.                                                     12,400                  538,408                   0.0%
      Perrigo Co. P.L.C.                                                    14,542                2,347,806                   0.1%
      Pfizer, Inc.                                                         696,727               20,866,974                   0.9%
#*    Pharmacyclics, Inc.                                                    5,200                  679,484                   0.0%
*     PharMerica Corp.                                                       2,600                   74,594                   0.0%
#*    PhotoMedex, Inc.                                                       1,800                    6,912                   0.0%
#     Pozen, Inc.                                                            3,692                   33,486                   0.0%
#*    Prestige Brands Holdings, Inc.                                         5,228                  185,176                   0.0%
#*    Progenics Pharmaceuticals, Inc.                                        3,300                   15,939                   0.0%
#*    ProPhase Labs, Inc.                                                      350                      487                   0.0%
#*    Providence Service Corp. (The)                                         1,602                   70,776                   0.0%
#*    pSivida Corp.                                                          1,029                    4,054                   0.0%
#*    Puma Biotechnology, Inc.                                               1,919                  480,901                   0.0%
#     Quality Systems, Inc.                                                  4,000                   60,440                   0.0%
#     Quest Diagnostics, Inc.                                               16,526                1,048,740                   0.1%
#*    Quidel Corp.                                                           2,861                   81,682                   0.0%
*     Quintiles Transnational Holdings, Inc.                                 3,651                  213,730                   0.0%
#*    RadNet, Inc.                                                           1,992                   18,526                   0.0%
*     Regeneron Pharmaceuticals, Inc.                                        8,600                3,385,992                   0.2%
#*    Repligen Corp.                                                         3,600                   90,792                   0.0%
#     ResMed, Inc.                                                          13,926                  727,216                   0.0%
#*    Rigel Pharmaceuticals, Inc.                                            5,853                   11,589                   0.0%
#*    RTI Surgical, Inc.                                                     5,843                   29,741                   0.0%
#*    Salix Pharmaceuticals, Ltd.                                            6,400                  920,640                   0.1%
#*    Sciclone Pharmaceuticals, Inc.                                         2,710                   20,704                   0.0%
#*    Seattle Genetics, Inc.                                                11,055                  405,387                   0.0%
      Select Medical Holdings Corp.                                          6,247                   90,082                   0.0%
*     Sirona Dental Systems, Inc.                                            5,975                  469,336                   0.0%
#*    Skilled Healthcare Group, Inc. Class A                                 2,400                   16,632                   0.0%
*     Special Diversified Opportunities, Inc.                                2,577                    3,067                   0.0%
#*    Spectrum Pharmaceuticals, Inc.                                         6,160                   46,693                   0.0%
      St Jude Medical, Inc.                                                 29,968                1,923,047                   0.1%
#     STERIS Corp.                                                           6,066                  374,879                   0.0%
      Stryker Corp.                                                         32,560                2,849,977                   0.1%
#*    Sucampo Pharmaceuticals, Inc. Class A                                    600                    5,172                   0.0%
#*    SurModics, Inc.                                                        1,400                   30,310                   0.0%
*     Symmetry Medical, Inc.                                                 3,300                   32,670                   0.0%
#*    Targacept, Inc.                                                        1,844                    4,315                   0.0%
*     Taro Pharmaceutical Industries, Ltd.                                     916                  148,337                   0.0%
#*    Team Health Holdings, Inc.                                             7,080                  442,783                   0.0%
#     Teleflex, Inc.                                                         4,373                  499,047                   0.0%
#*    Tenet Healthcare Corp.                                                11,700                  655,785                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Health Care -- (Continued)
#*    Theravance Biopharma, Inc.                                             2,396    $              43,847                   0.0%
      Thermo Fisher Scientific, Inc.                                        43,031                5,059,155                   0.2%
*     Thoratec Corp.                                                         6,444                  175,148                   0.0%
*     Tornier NV                                                             1,109                   30,997                   0.0%
*     Triple-S Management Corp. Class B                                      2,513                   55,638                   0.0%
#*    United Therapeutics Corp.                                              5,000                  654,850                   0.0%
      UnitedHealth Group, Inc.                                             108,703               10,327,872                   0.5%
*     Universal American Corp.                                               3,113                   29,013                   0.0%
      Universal Health Services, Inc. Class B                                9,500                  985,245                   0.1%
      US Physical Therapy, Inc.                                                902                   38,921                   0.0%
#     Utah Medical Products, Inc.                                              276                   15,677                   0.0%
*     Varian Medical Systems, Inc.                                          11,557                  972,175                   0.1%
#*    Vascular Solutions, Inc.                                               1,700                   49,997                   0.0%
*     VCA, Inc.                                                              9,000                  410,130                   0.0%
*     Vertex Pharmaceuticals, Inc.                                          25,655                2,889,779                   0.1%
*     Vical, Inc.                                                              798                      998                   0.0%
*     Waters Corp.                                                           9,300                1,030,440                   0.1%
#*    WellCare Health Plans, Inc.                                            4,200                  285,054                   0.0%
      WellPoint, Inc.                                                       32,544                4,122,999                   0.2%
#     West Pharmaceutical Services, Inc.                                     7,390                  378,737                   0.0%
#*    Wright Medical Group, Inc.                                             3,917                  123,856                   0.0%
      Zimmer Holdings, Inc.                                                 18,480                2,055,715                   0.1%
      Zoetis, Inc.                                                          56,227                2,089,395                   0.1%
                                                                                      ---------------------   -------------------
Total Health Care                                                                               328,144,432                  14.2%
                                                                                      ---------------------   -------------------
Industrials -- (10.7%)
      3M Co.                                                                67,855               10,434,063                   0.5%
#     AAON, Inc.                                                             6,918                  135,939                   0.0%
#     AAR Corp.                                                              3,583                   94,950                   0.0%
      ABM Industries, Inc.                                                   5,315                  146,907                   0.0%
#     Acacia Research Corp.                                                  4,362                   78,516                   0.0%
*     ACCO Brands Corp.                                                      4,702                   38,697                   0.0%
      Aceto Corp.                                                            2,454                   55,804                   0.0%
      Acme United Corp.                                                        400                    6,900                   0.0%
#     Actuant Corp. Class A                                                  7,200                  228,168                   0.0%
      Acuity Brands, Inc.                                                    4,582                  638,868                   0.0%
#*    Adept Technology, Inc.                                                 1,502                   10,634                   0.0%
#     ADT Corp. (The)                                                       18,602                  666,696                   0.0%
#*    Advisory Board Co. (The)                                               3,600                  193,212                   0.0%
*     AECOM Technology Corp.                                                13,977                  454,964                   0.0%
#*    Aegion Corp.                                                           6,240                  114,317                   0.0%
#*    Aerovironment, Inc.                                                    2,727                   83,583                   0.0%
#     AGCO Corp.                                                            10,140                  449,303                   0.0%
      Air Lease Corp.                                                        6,259                  229,017                   0.0%
*     Air Transport Services Group, Inc.                                     3,656                   29,906                   0.0%
      Alamo Group, Inc.                                                        789                   33,801                   0.0%
      Alaska Air Group, Inc.                                                14,864                  791,211                   0.1%
      Albany International Corp. Class A                                     2,633                   99,475                   0.0%
#     Allegiant Travel Co.                                                   1,647                  219,825                   0.0%
      Allegion P.L.C.                                                       10,655                  565,674                   0.0%
      Alliant Techsystems, Inc.                                              3,650                  426,904                   0.0%
      Allison Transmission Holdings, Inc.                                   12,996                  422,110                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Industrials -- (Continued)
#     Altra Industrial Motion Corp.                                          4,206    $             132,573                   0.0%
      AMERCO                                                                   854                  231,536                   0.0%
#*    Ameresco, Inc. Class A                                                 1,700                   14,008                   0.0%
      American Airlines Group, Inc.                                         81,400                3,365,890                   0.2%
#     American Railcar Industries, Inc.                                      1,606                  105,691                   0.0%
      American Science & Engineering, Inc.                                   1,029                   56,904                   0.0%
*     American Woodmark Corp.                                                1,214                   49,665                   0.0%
      AMETEK, Inc.                                                          26,050                1,358,507                   0.1%
      AO Smith Corp.                                                         9,832                  524,537                   0.0%
#     Apogee Enterprises, Inc.                                               3,000                  131,700                   0.0%
      Applied Industrial Technologies, Inc.                                  4,082                  199,242                   0.0%
*     ARC Document Solutions, Inc.                                           3,000                   30,450                   0.0%
      ArcBest Corp.                                                          3,000                  116,100                   0.0%
      Argan, Inc.                                                            1,347                   46,889                   0.0%
*     Armstrong World Industries, Inc.                                       4,335                  209,901                   0.0%
#     Astec Industries, Inc.                                                 2,360                   89,468                   0.0%
#*    Astronics Corp.                                                        1,158                   59,996                   0.0%
#*    Astronics Corp. Class B                                                  508                   26,264                   0.0%
#*    Atlas Air Worldwide Holdings, Inc.                                     2,609                   96,324                   0.0%
*     Avis Budget Group, Inc.                                               11,377                  634,268                   0.0%
      AZZ, Inc.                                                              2,800                  130,928                   0.0%
*     B/E Aerospace, Inc.                                                   10,903                  811,728                   0.1%
      Babcock & Wilcox Co. (The)                                            11,668                  333,705                   0.0%
#     Barnes Group, Inc.                                                     5,300                  193,768                   0.0%
#     Barrett Business Services, Inc.                                          825                   19,396                   0.0%
#*    Beacon Roofing Supply, Inc.                                            4,942                  136,745                   0.0%
*     Blount International, Inc.                                             5,320                   81,449                   0.0%
#*    BlueLinx Holdings, Inc.                                                  873                    1,048                   0.0%
      Boeing Co. (The)                                                      75,085                9,378,867                   0.4%
      Brady Corp. Class A                                                    4,590                  109,426                   0.0%
#     Briggs & Stratton Corp.                                                4,639                   93,754                   0.0%
      Brink's Co. (The)                                                      4,959                  104,139                   0.0%
#*    Builders FirstSource, Inc.                                             3,029                   17,962                   0.0%
*     CAI International, Inc.                                                1,400                   29,470                   0.0%
      Carlisle Cos., Inc.                                                    6,798                  604,206                   0.0%
#*    Casella Waste Systems, Inc. Class A                                    3,338                   15,021                   0.0%
      Caterpillar, Inc.                                                     69,724                7,070,711                   0.3%
#*    CBIZ, Inc.                                                             5,600                   51,688                   0.0%
      CDI Corp.                                                              1,100                   18,909                   0.0%
      Ceco Environmental Corp.                                               1,142                   16,353                   0.0%
      Celadon Group, Inc.                                                    1,523                   29,638                   0.0%
#     CH Robinson Worldwide, Inc.                                           17,200                1,190,412                   0.1%
*     Chart Industries, Inc.                                                 3,200                  148,960                   0.0%
      Chicago Bridge & Iron Co. NV                                           8,906                  486,624                   0.0%
      Cintas Corp.                                                          10,200                  747,048                   0.0%
      CIRCOR International, Inc.                                             1,580                  118,737                   0.0%
      Civeo Corp.                                                           11,400                  138,966                   0.0%
#     CLARCOR, Inc.                                                          5,300                  354,888                   0.0%
#*    Clean Harbors, Inc.                                                    6,136                  304,530                   0.0%
#*    Colfax Corp.                                                           8,888                  483,329                   0.0%
#     Columbus McKinnon Corp.                                                2,000                   56,900                   0.0%
      Comfort Systems USA, Inc.                                              4,929                   75,709                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Industrials -- (Continued)
*     Command Security Corp.                                                 1,531    $               3,445                   0.0%
#*    Commercial Vehicle Group, Inc.                                         2,700                   17,685                   0.0%
      Con-way, Inc.                                                          5,656                  245,301                   0.0%
      Copa Holdings SA Class A                                               3,120                  364,790                   0.0%
*     Copart, Inc.                                                          11,500                  384,560                   0.0%
      Corporate Executive Board Co. (The)                                    3,688                  271,806                   0.0%
      Courier Corp.                                                          1,460                   19,812                   0.0%
#     Covanta Holding Corp.                                                 12,535                  276,647                   0.0%
#*    Covenant Transportation Group, Inc. Class A                              100                    2,074                   0.0%
*     CPI Aerostructures, Inc.                                                 541                    5,167                   0.0%
*     CRA International, Inc.                                                1,100                   33,000                   0.0%
      Crane Co.                                                              4,900                  305,515                   0.0%
      CSX Corp.                                                            109,820                3,912,887                   0.2%
      Cubic Corp.                                                            1,635                   78,872                   0.0%
      Cummins, Inc.                                                         18,889                2,761,194                   0.1%
      Curtiss-Wright Corp.                                                   4,100                  283,761                   0.0%
      Danaher Corp.                                                         67,167                5,400,227                   0.2%
#     Deere & Co.                                                           37,000                3,164,980                   0.2%
      Delta Air Lines, Inc.                                                 92,217                3,709,890                   0.2%
      Deluxe Corp.                                                           5,900                  358,720                   0.0%
#*    DigitalGlobe, Inc.                                                     7,382                  211,051                   0.0%
#     Donaldson Co., Inc.                                                   15,100                  627,858                   0.0%
      Douglas Dynamics, Inc.                                                 3,141                   65,113                   0.0%
      Dover Corp.                                                           19,380                1,539,547                   0.1%
#*    Ducommun, Inc.                                                         1,100                   29,051                   0.0%
#     Dun & Bradstreet Corp. (The)                                           4,900                  601,769                   0.0%
#*    DXP Enterprises, Inc.                                                    999                   66,224                   0.0%
#*    Dycom Industries, Inc.                                                 3,188                  100,071                   0.0%
#     Dynamic Materials Corp.                                                1,062                   19,339                   0.0%
      Eastern Co. (The)                                                        600                    9,792                   0.0%
      Eaton Corp. P.L.C.                                                    50,878                3,479,546                   0.2%
#*    Echo Global Logistics, Inc.                                              777                   20,303                   0.0%
      EMCOR Group, Inc.                                                      7,100                  313,323                   0.0%
      Emerson Electric Co.                                                  76,589                4,906,291                   0.2%
#     Encore Wire Corp.                                                      1,900                   72,086                   0.0%
*     Energy Recovery, Inc.                                                  2,000                    9,160                   0.0%
      EnerSys                                                                5,200                  326,560                   0.0%
*     Engility Holdings, Inc.                                                1,833                   79,186                   0.0%
      Ennis, Inc.                                                            2,716                   40,278                   0.0%
#*    EnPro Industries, Inc.                                                 2,000                  129,060                   0.0%
      Equifax, Inc.                                                         12,698                  961,747                   0.1%
      ESCO Technologies, Inc.                                                2,486                   94,518                   0.0%
*     Esterline Technologies Corp.                                           3,200                  374,752                   0.0%
      Exelis, Inc.                                                          19,667                  351,056                   0.0%
      Expeditors International of Washington, Inc.                          22,436                  957,120                   0.1%
      Exponent, Inc.                                                         1,400                  111,748                   0.0%
#     Fastenal Co.                                                          30,365                1,337,275                   0.1%
      Federal Signal Corp.                                                   6,721                   95,438                   0.0%
      FedEx Corp.                                                           30,129                5,043,595                   0.2%
      Flowserve Corp.                                                       15,600                1,060,644                   0.1%
      Fluor Corp.                                                           16,123                1,069,600                   0.1%
#     Fortune Brands Home & Security, Inc.                                  16,980                  734,385                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Industrials -- (Continued)
      Forward Air Corp.                                                      2,983    $             142,796                   0.0%
*     Franklin Covey Co.                                                     1,500                   29,415                   0.0%
#     Franklin Electric Co., Inc.                                            5,400                  201,636                   0.0%
#     FreightCar America, Inc.                                               1,200                   39,564                   0.0%
#*    FTI Consulting, Inc.                                                   4,114                  166,123                   0.0%
#*    Fuel Tech, Inc.                                                        1,700                    6,885                   0.0%
*     Furmanite Corp.                                                        3,300                   24,684                   0.0%
      G&K Services, Inc. Class A                                             1,900                  119,833                   0.0%
#     GATX Corp.                                                             4,700                  297,980                   0.0%
#*    Gencor Industries, Inc.                                                  400                    3,876                   0.0%
#*    GenCorp, Inc.                                                          4,917                   83,392                   0.0%
#*    Generac Holdings, Inc.                                                 6,865                  311,259                   0.0%
#     General Cable Corp.                                                    5,029                   71,261                   0.0%
      General Dynamics Corp.                                                31,432                4,392,936                   0.2%
      General Electric Co.                                               1,108,872               28,619,986                   1.3%
*     Genesee & Wyoming, Inc. Class A                                        5,062                  486,964                   0.0%
#*    Gibraltar Industries, Inc.                                             3,140                   47,885                   0.0%
#     Global Power Equipment Group, Inc.                                     1,290                   17,583                   0.0%
#*    Goldfield Corp. (The)                                                  1,983                    3,807                   0.0%
#     Gorman-Rupp Co. (The)                                                  2,441                   77,477                   0.0%
*     GP Strategies Corp.                                                    1,842                   61,081                   0.0%
#     Graco, Inc.                                                            6,625                  520,063                   0.0%
#*    GrafTech International, Ltd.                                          12,182                   52,261                   0.0%
#     Graham Corp.                                                           1,500                   50,250                   0.0%
#     Granite Construction, Inc.                                             3,685                  136,013                   0.0%
#*    Great Lakes Dredge & Dock Corp.                                        6,665                   46,588                   0.0%
#     Greenbrier Cos., Inc. (The)                                            2,169                  135,649                   0.0%
      Griffon Corp.                                                          5,003                   61,487                   0.0%
      H&E Equipment Services, Inc.                                           3,255                  121,704                   0.0%
      Hardinge, Inc.                                                           700                    7,854                   0.0%
#     Harsco Corp.                                                           8,088                  175,348                   0.0%
#*    Hawaiian Holdings, Inc.                                                4,038                   70,019                   0.0%
*     HD Supply Holdings, Inc.                                               7,024                  202,572                   0.0%
#     Healthcare Services Group, Inc.                                        6,481                  193,004                   0.0%
#     Heartland Express, Inc.                                                5,162                  129,773                   0.0%
#     HEICO Corp.                                                            2,000                  108,480                   0.0%
      HEICO Corp. Class A                                                    3,551                  162,458                   0.0%
      Heidrick & Struggles International, Inc.                               1,861                   38,746                   0.0%
      Herman Miller, Inc.                                                    6,453                  206,496                   0.0%
*     Hertz Global Holdings, Inc.                                           36,477                  799,576                   0.1%
#*    Hexcel Corp.                                                          10,870                  455,344                   0.0%
#*    Hill International, Inc.                                               4,200                   16,296                   0.0%
      Hillenbrand, Inc.                                                      6,405                  213,222                   0.0%
      HNI Corp.                                                              4,673                  217,995                   0.0%
      Honeywell International, Inc.                                         81,267                7,811,384                   0.4%
#     Houston Wire & Cable Co.                                               2,370                   32,137                   0.0%
#*    Hub Group, Inc. Class A                                                5,798                  210,409                   0.0%
      Hubbell, Inc. Class A                                                    275                   33,121                   0.0%
      Hubbell, Inc. Class B                                                  5,637                  639,292                   0.0%
*     Hudson Global, Inc.                                                    3,600                   12,276                   0.0%
      Huntington Ingalls Industries, Inc.                                    5,491                  581,058                   0.0%
      Hurco Cos., Inc.                                                         883                   34,022                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Industrials -- (Continued)
*     Huron Consulting Group, Inc.                                           2,384    $             165,950                   0.0%
#     Hyster-Yale Materials Handling, Inc.                                   1,066                   83,670                   0.0%
*     ICF International, Inc.                                                1,750                   63,595                   0.0%
      IDEX Corp.                                                             8,775                  657,335                   0.0%
*     IHS, Inc. Class A                                                      7,064                  925,596                   0.1%
      Illinois Tool Works, Inc.                                             42,288                3,850,322                   0.2%
      Ingersoll-Rand P.L.C.                                                 30,166                1,888,995                   0.1%
#*    InnerWorkings, Inc.                                                    5,543                   50,330                   0.0%
#*    Innovative Solutions & Support, Inc.                                   1,906                    5,318                   0.0%
#     Insperity, Inc.                                                        2,180                   68,801                   0.0%
      Insteel Industries, Inc.                                               2,000                   47,680                   0.0%
*     Integrated Electrical Services, Inc.                                     858                    6,804                   0.0%
      Interface, Inc.                                                        7,269                  116,522                   0.0%
#     International Shipholding Corp.                                          637                   12,765                   0.0%
#     Intersections, Inc.                                                    1,231                    4,924                   0.0%
      ITT Corp.                                                              9,589                  432,080                   0.0%
#*    Jacobs Engineering Group, Inc.                                        13,400                  635,830                   0.0%
#     JB Hunt Transport Services, Inc.                                      10,057                  802,247                   0.1%
#*    JetBlue Airways Corp.                                                 26,500                  305,810                   0.0%
#     John Bean Technologies Corp.                                           2,998                   89,850                   0.0%
#     Joy Global, Inc.                                                      10,525                  553,931                   0.0%
      Kadant, Inc.                                                             900                   37,206                   0.0%
#     Kaman Corp.                                                           10,849                  467,158                   0.0%
#     Kansas City Southern                                                  11,215                1,377,090                   0.1%
      KAR Auction Services, Inc.                                            12,584                  382,050                   0.0%
      KBR, Inc.                                                             15,190                  289,825                   0.0%
#     Kelly Services, Inc. Class A                                           2,711                   47,795                   0.0%
#     Kennametal, Inc.                                                       8,500                  328,185                   0.0%
*     Key Technology, Inc.                                                     744                    9,851                   0.0%
#     Kforce, Inc.                                                           2,790                   64,589                   0.0%
#     Kimball International, Inc. Class B                                    2,500                   44,950                   0.0%
*     Kirby Corp.                                                            5,300                  586,074                   0.0%
#     Knight Transportation, Inc.                                            5,768                  168,772                   0.0%
      Knoll, Inc.                                                            5,103                  101,499                   0.0%
*     Korn/Ferry International                                               4,871                  136,047                   0.0%
#*    Kratos Defense & Security Solutions, Inc.                              3,728                   25,984                   0.0%
      L-3 Communications Holdings, Inc.                                     11,000                1,336,060                   0.1%
#     Landstar System, Inc.                                                  4,810                  355,988                   0.0%
*     Lawson Products, Inc.                                                    649                   15,628                   0.0%
#*    Layne Christensen Co.                                                  1,700                   12,240                   0.0%
      LB Foster Co. Class A                                                    581                   31,426                   0.0%
#     Lennox International, Inc.                                             4,700                  417,924                   0.0%
      Lincoln Electric Holdings, Inc.                                        8,460                  613,181                   0.0%
#     Lindsay Corp.                                                          1,349                  118,307                   0.0%
#*    LMI Aerospace, Inc.                                                      698                    9,200                   0.0%
      Lockheed Martin Corp.                                                 29,249                5,573,982                   0.3%
#     LSI Industries, Inc.                                                   2,400                   17,184                   0.0%
*     Lydall, Inc.                                                           1,419                   43,890                   0.0%
      Manitowoc Co., Inc. (The)                                             13,600                  283,424                   0.0%
      Manpowergroup, Inc.                                                    7,713                  514,843                   0.0%
#     Marten Transport, Ltd.                                                 3,358                   65,884                   0.0%
      Masco Corp.                                                           38,326                  845,855                   0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Industrials -- (Continued)
#*    MasTec, Inc.                                                           6,300    $             180,432                   0.0%
      Matson, Inc.                                                           4,200                  119,658                   0.0%
      Matthews International Corp. Class A                                   2,546                  117,320                   0.0%
#     McGrath RentCorp                                                       2,486                   90,814                   0.0%
#*    Meritor, Inc.                                                          9,997                  114,866                   0.0%
*     Mfri, Inc.                                                             1,091                    9,950                   0.0%
*     Middleby Corp. (The)                                                   6,075                  537,638                   0.0%
#     Miller Industries, Inc.                                                1,421                   28,093                   0.0%
*     Mistras Group, Inc.                                                      203                    3,347                   0.0%
#     Mobile Mini, Inc.                                                      3,845                  168,526                   0.0%
*     Moog, Inc. Class A                                                     3,953                  302,563                   0.0%
*     MRC Global, Inc.                                                       6,500                  136,695                   0.0%
      MSA Safety, Inc.                                                       3,481                  200,053                   0.0%
#     MSC Industrial Direct Co., Inc. Class A                                5,217                  422,420                   0.0%
      Mueller Industries, Inc.                                               5,800                  188,268                   0.0%
      Mueller Water Products, Inc. Class A                                  15,235                  150,369                   0.0%
#     Multi-Color Corp.                                                      1,486                   73,260                   0.0%
#*    MYR Group, Inc.                                                        2,509                   65,083                   0.0%
#     National Presto Industries, Inc.                                         737                   46,475                   0.0%
*     Navigant Consulting, Inc.                                              4,323                   66,531                   0.0%
#*    NCI Building Systems, Inc.                                               674                   13,392                   0.0%
      Nielsen NV                                                            30,700                1,304,443                   0.1%
#     NL Industries, Inc.                                                    4,704                   34,292                   0.0%
      NN, Inc.                                                               1,100                   27,500                   0.0%
      Nordson Corp.                                                          6,170                  472,314                   0.0%
      Norfolk Southern Corp.                                                33,685                3,726,908                   0.2%
#*    Nortek, Inc.                                                             786                   65,458                   0.0%
      Northrop Grumman Corp.                                                23,019                3,175,701                   0.2%
#*    Northwest Pipe Co.                                                     1,100                   39,358                   0.0%
#*    NOW, Inc.                                                             11,296                  339,558                   0.0%
#*    Ocean Power Technologies, Inc.                                           300                      300                   0.0%
*     Old Dominion Freight Line, Inc.                                        6,962                  507,321                   0.0%
      Omega Flex, Inc.                                                         302                    8,039                   0.0%
*     On Assignment, Inc.                                                    4,685                  136,334                   0.0%
*     Orbital Sciences Corp.                                                 5,714                  150,278                   0.0%
*     Orion Energy Systems, Inc.                                               230                    1,323                   0.0%
*     Orion Marine Group, Inc.                                               2,500                   27,400                   0.0%
      Oshkosh Corp.                                                          9,200                  411,792                   0.0%
      Owens Corning                                                         11,644                  373,307                   0.0%
      PACCAR, Inc.                                                          37,833                2,471,252                   0.1%
      Pall Corp.                                                            12,100                1,106,182                   0.1%
*     PAM Transportation Services, Inc.                                        492                   21,146                   0.0%
      Park-Ohio Holdings Corp.                                               1,300                   69,043                   0.0%
      Parker Hannifin Corp.                                                 15,690                1,993,101                   0.1%
*     Patrick Industries, Inc.                                                 600                   25,632                   0.0%
*     Pendrell Corp.                                                        12,128                   20,254                   0.0%
      Pentair P.L.C.                                                        22,197                1,488,309                   0.1%
*     PGT, Inc.                                                              2,609                   24,538                   0.0%
*     Pike Corp.                                                             2,597                   31,008                   0.0%
      Pitney Bowes, Inc.                                                    21,813                  539,654                   0.0%
#*    PMFG, Inc.                                                               400                    2,104                   0.0%
#*    Polypore International, Inc.                                           5,100                  223,992                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Industrials -- (Continued)
#     Powell Industries, Inc.                                                  700    $              31,871                   0.0%
#*    PowerSecure International, Inc.                                        2,600                   29,042                   0.0%
      Precision Castparts Corp.                                             15,985                3,527,889                   0.2%
      Primoris Services Corp.                                                3,064                   87,998                   0.0%
#*    Proto Labs, Inc.                                                       1,283                   83,870                   0.0%
      Quad/Graphics, Inc.                                                    2,303                   50,781                   0.0%
*     Quality Distribution, Inc.                                             2,577                   33,398                   0.0%
#     Quanex Building Products Corp.                                         3,800                   76,076                   0.0%
*     Quanta Services, Inc.                                                 20,829                  709,852                   0.0%
#     Raven Industries, Inc.                                                 5,746                  145,661                   0.0%
      Raytheon Co.                                                          34,592                3,593,417                   0.2%
      RBC Bearings, Inc.                                                     2,240                  136,080                   0.0%
*     RCM Technologies, Inc.                                                   395                    2,978                   0.0%
      Regal-Beloit Corp.                                                     4,464                  316,810                   0.0%
#*    Republic Airways Holdings, Inc.                                        4,358                   54,562                   0.0%
      Republic Services, Inc.                                               31,237                1,199,501                   0.1%
      Resources Connection, Inc.                                             4,266                   65,995                   0.0%
#*    Rexnord Corp.                                                          5,196                  153,542                   0.0%
*     Roadrunner Transportation Systems, Inc.                                1,537                   31,678                   0.0%
      Robert Half International, Inc.                                       14,493                  793,927                   0.1%
      Rockwell Automation, Inc.                                             14,920                1,676,262                   0.1%
      Rockwell Collins, Inc.                                                14,032                1,180,793                   0.1%
      Rollins, Inc.                                                          6,926                  220,732                   0.0%
#     Roper Industries, Inc.                                                10,600                1,677,980                   0.1%
*     RPX Corp.                                                              2,672                   37,542                   0.0%
#     RR Donnelley & Sons Co.                                               21,114                  368,439                   0.0%
#*    Rush Enterprises, Inc. Class A                                         2,675                  101,918                   0.0%
      Ryder System, Inc.                                                     5,488                  485,523                   0.0%
*     Saia, Inc.                                                             2,325                  113,972                   0.0%
#*    Sensata Technologies Holding NV                                       15,196                  741,717                   0.0%
      SIFCO Industries, Inc.                                                   100                    3,402                   0.0%
      Simpson Manufacturing Co., Inc.                                        3,827                  126,597                   0.0%
      SkyWest, Inc.                                                          4,969                   57,243                   0.0%
      Snap-on, Inc.                                                          6,294                  831,689                   0.1%
#*    SolarCity Corp.                                                        2,775                  164,225                   0.0%
      Southwest Airlines Co.                                                81,139                2,797,673                   0.1%
#*    SP Plus Corp.                                                          2,343                   51,124                   0.0%
*     Sparton Corp.                                                            400                   10,840                   0.0%
*     Spirit Aerosystems Holdings, Inc. Class A                             11,500                  452,410                   0.0%
*     Spirit Airlines, Inc.                                                  7,388                  540,137                   0.0%
      SPX Corp.                                                              5,400                  511,866                   0.0%
#*    Standard Register Co. (The)                                              360                    1,843                   0.0%
      Standex International Corp.                                            1,820                  156,975                   0.0%
      Stanley Black & Decker, Inc.                                          16,463                1,541,595                   0.1%
      Steelcase, Inc. Class A                                               13,910                  246,485                   0.0%
*     Stericycle, Inc.                                                       9,382                1,182,132                   0.1%
*     Sterling Construction Co., Inc.                                        1,440                   12,701                   0.0%
#     Sun Hydraulics Corp.                                                   2,235                   88,975                   0.0%
#*    Swift Transportation Co.                                               9,100                  224,770                   0.0%
#     TAL International Group, Inc.                                          3,192                  137,671                   0.0%
#*    Taser International, Inc.                                              5,800                  109,272                   0.0%
*     Team, Inc.                                                             1,992                   83,943                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Industrials -- (Continued)
#*    Tecumseh Products Co.                                                    900    $               3,321                   0.0%
*     Teledyne Technologies, Inc.                                            3,700                  383,431                   0.0%
      Tennant Co.                                                            1,603                  118,189                   0.0%
#     Terex Corp.                                                           11,602                  333,790                   0.0%
      Tetra Tech, Inc.                                                       6,326                  169,600                   0.0%
#     Textainer Group Holdings, Ltd.                                         2,100                   72,324                   0.0%
      Textron, Inc.                                                         29,300                1,216,829                   0.1%
*     Thermon Group Holdings, Inc.                                           2,619                   63,825                   0.0%
      Timken Co. (The)                                                       8,560                  367,994                   0.0%
#     Titan International, Inc.                                              4,800                   50,688                   0.0%
#*    Titan Machinery, Inc.                                                  1,496                   20,585                   0.0%
      Toro Co. (The)                                                         6,400                  395,072                   0.0%
      Towers Watson & Co. Class A                                            7,250                  799,602                   0.1%
      TransDigm Group, Inc.                                                  5,400                1,009,962                   0.1%
*     TRC Cos., Inc.                                                         3,000                   21,840                   0.0%
#*    Trex Co., Inc.                                                         2,928                  125,904                   0.0%
*     Trimas Corp.                                                           3,678                  116,445                   0.0%
#     Trinity Industries, Inc.                                              16,800                  599,928                   0.0%
      Triumph Group, Inc.                                                    5,222                  363,608                   0.0%
*     TrueBlue, Inc.                                                         4,300                  106,296                   0.0%
#*    Tutor Perini Corp.                                                     3,160                   88,512                   0.0%
      Twin Disc, Inc.                                                          668                   17,381                   0.0%
      Tyco International, Ltd.                                              49,979                2,145,598                   0.1%
*     Ultralife Corp.                                                        2,100                    6,657                   0.0%
      UniFirst Corp.                                                         1,540                  171,802                   0.0%
      Union Pacific Corp.                                                  100,032               11,648,726                   0.5%
*     United Continental Holdings, Inc.                                     39,860                2,105,007                   0.1%
      United Parcel Service, Inc. Class B                                   74,277                7,792,400                   0.4%
*     United Rentals, Inc.                                                  10,112                1,112,927                   0.1%
#     United Stationers, Inc.                                                3,629                  151,583                   0.0%
      United Technologies Corp.                                             95,229               10,189,503                   0.5%
      Universal Forest Products, Inc.                                        1,800                   89,946                   0.0%
#     Universal Truckload Services, Inc.                                       888                   23,372                   0.0%
#     US Ecology, Inc.                                                       1,848                   92,917                   0.0%
#*    USA Truck, Inc.                                                        1,235                   20,872                   0.0%
#*    USG Corp.                                                              9,800                  263,228                   0.0%
#*    UTi Worldwide, Inc.                                                    9,764                  106,721                   0.0%
#     Valmont Industries, Inc.                                               2,500                  340,425                   0.0%
#*    Vectrus, Inc.                                                          1,092                   26,688                   0.0%
*     Verisk Analytics, Inc. Class A                                        13,687                  853,384                   0.1%
*     Veritiv Corp.                                                            831                   37,486                   0.0%
*     Versar, Inc.                                                           1,500                    4,875                   0.0%
      Viad Corp.                                                             1,850                   47,194                   0.0%
#*    Vicor Corp.                                                            1,200                   16,332                   0.0%
*     Virco Manufacturing Corp.                                              1,718                    4,656                   0.0%
#     VSE Corp.                                                                800                   48,224                   0.0%
#*    Wabash National Corp.                                                  6,947                   71,554                   0.0%
*     WABCO Holdings, Inc.                                                   6,600                  642,708                   0.0%
      Wabtec Corp.                                                          10,320                  890,616                   0.1%
      Waste Connections, Inc.                                               12,075                  602,542                   0.0%
      Waste Management, Inc.                                                46,755                2,285,852                   0.1%
#     Watsco, Inc.                                                           2,800                  284,536                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Industrials -- (Continued)
      Watts Water Technologies, Inc. Class A                                 2,870    $             174,008                   0.0%
#     Werner Enterprises, Inc.                                               4,400                  121,176                   0.0%
#*    Wesco Aircraft Holdings, Inc.                                          2,513                   44,606                   0.0%
#*    WESCO International, Inc.                                              4,287                  353,292                   0.0%
      West Corp.                                                             1,741                   55,712                   0.0%
*     Willis Lease Finance Corp.                                               400                    9,124                   0.0%
#     Woodward, Inc.                                                         6,716                  343,926                   0.0%
#     WW Grainger, Inc.                                                      6,500                1,604,200                   0.1%
#*    XPO Logistics, Inc.                                                      827                   33,014                   0.0%
      Xylem, Inc.                                                           19,333                  702,948                   0.0%
                                                                                      ---------------------   -------------------
Total Industrials                                                                               268,576,387                  11.6%
                                                                                      ---------------------   -------------------
Information Technology -- (18.0%)
#*    3D Systems Corp.                                                      10,300                  389,340                   0.0%
      Accenture P.L.C. Class A                                              67,785                5,498,719                   0.3%
*     ACI Worldwide, Inc.                                                   10,974                  211,140                   0.0%
#*    Acorn Energy, Inc.                                                       330                      346                   0.0%
      Activision Blizzard, Inc.                                             51,000                1,017,450                   0.1%
*     Actua Corp.                                                            3,900                   73,320                   0.0%
#*    Actuate Corp.                                                          5,359                   22,990                   0.0%
#*    Acxiom Corp.                                                           7,928                  149,364                   0.0%
*     ADDvantage Technologies Group, Inc.                                      400                      964                   0.0%
*     Adobe Systems, Inc.                                                   51,768                3,629,972                   0.2%
#     ADTRAN, Inc.                                                           5,562                  117,970                   0.0%
#*    Advanced Energy Industries, Inc.                                       4,259                   84,243                   0.0%
#*    Advanced Micro Devices, Inc.                                          58,380                  163,464                   0.0%
#     Advent Software, Inc.                                                  5,022                  173,560                   0.0%
#*    Agilysys, Inc.                                                         2,000                   22,600                   0.0%
*     Akamai Technologies, Inc.                                             19,069                1,149,861                   0.1%
*     Alliance Data Systems Corp.                                            5,792                1,641,163                   0.1%
#*    Alpha & Omega Semiconductor, Ltd.                                        640                    5,933                   0.0%
      Altera Corp.                                                          33,767                1,160,572                   0.1%
      Amdocs, Ltd.                                                          16,670                  792,492                   0.1%
      American Software, Inc. Class A                                        2,676                   25,850                   0.0%
*     Amkor Technology, Inc.                                                 9,515                   64,512                   0.0%
      Amphenol Corp. Class A                                                33,688                1,703,939                   0.1%
*     Amtech Systems, Inc.                                                     700                    7,371                   0.0%
#*    ANADIGICS, Inc.                                                        8,617                    6,118                   0.0%
      Analog Devices, Inc.                                                  32,518                1,613,543                   0.1%
      Anixter International, Inc.                                            3,000                  255,510                   0.0%
*     ANSYS, Inc.                                                            9,592                  753,547                   0.1%
*     AOL, Inc.                                                              8,562                  372,704                   0.0%
      Apple, Inc.                                                          677,523               73,172,484                   3.2%
      Applied Materials, Inc.                                              129,786                2,866,973                   0.1%
*     ARRIS Group, Inc.                                                     13,250                  397,765                   0.0%
*     Arrow Electronics, Inc.                                               11,300                  642,518                   0.0%
*     Aspen Technology, Inc.                                                 9,812                  362,357                   0.0%
#*    Atmel Corp.                                                           46,749                  346,878                   0.0%
*     Autodesk, Inc.                                                        23,409                1,346,954                   0.1%
      Automatic Data Processing, Inc.                                       49,571                4,053,916                   0.2%
      Avago Technologies, Ltd.                                              26,897                2,319,866                   0.1%
*     AVG Technologies NV                                                    9,316                  166,943                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Information Technology -- (Continued)
#*    Aviat Networks, Inc.                                                   6,079    $              10,699                   0.0%
*     Avid Technology, Inc.                                                  3,971                   39,909                   0.0%
      Avnet, Inc.                                                           15,500                  670,375                   0.0%
#     AVX Corp.                                                              6,815                   98,409                   0.0%
#     Aware, Inc.                                                            2,752                   11,889                   0.0%
*     Axcelis Technologies, Inc.                                             1,800                    3,924                   0.0%
*     AXT, Inc.                                                              2,829                    6,676                   0.0%
#     Badger Meter, Inc.                                                     1,600                   91,072                   0.0%
      Bel Fuse, Inc. Class B                                                 1,175                   33,241                   0.0%
      Belden, Inc.                                                           4,749                  338,081                   0.0%
*     Benchmark Electronics, Inc.                                            4,988                  118,315                   0.0%
      Black Box Corp.                                                        2,047                   45,014                   0.0%
#     Blackbaud, Inc.                                                        4,400                  195,800                   0.0%
*     Blackhawk Network Holdings, Inc. Class B                               4,398                  146,893                   0.0%
#*    Blucora, Inc.                                                          5,747                   97,412                   0.0%
#     Booz Allen Hamilton Holding Corp.                                      5,684                  149,773                   0.0%
#*    Bottomline Technologies de, Inc.                                       3,763                   94,414                   0.0%
      Broadcom Corp. Class A                                                56,552                2,368,398                   0.1%
      Broadridge Financial Solutions, Inc.                                  13,095                  575,263                   0.0%
      Brocade Communications Systems, Inc.                                  46,371                  497,561                   0.0%
      Brooks Automation, Inc.                                                5,441                   67,088                   0.0%
*     BTU International, Inc.                                                  600                    1,998                   0.0%
      CA, Inc.                                                              34,897                1,014,107                   0.1%
#*    Cabot Microelectronics Corp.                                           2,700                  130,221                   0.0%
#*    CACI International, Inc. Class A                                       2,335                  192,147                   0.0%
#*    Cadence Design Systems, Inc.                                          30,500                  547,475                   0.0%
#*    CalAmp Corp.                                                           3,487                   67,229                   0.0%
#*    Calix, Inc.                                                            3,886                   42,008                   0.0%
#*    Cardtronics, Inc.                                                      5,453                  209,341                   0.0%
#*    Cascade Microtech, Inc.                                                1,242                   13,339                   0.0%
#     Cass Information Systems, Inc.                                         1,118                   53,150                   0.0%
*     CDK Global, Inc.                                                      16,323                  548,453                   0.0%
*     Ceva, Inc.                                                             1,916                   31,231                   0.0%
*     Checkpoint Systems, Inc.                                               4,385                   58,145                   0.0%
#*    CIBER, Inc.                                                           16,532                   54,060                   0.0%
#*    Ciena Corp.                                                           13,235                  221,819                   0.0%
#*    Cirrus Logic, Inc.                                                     4,732                   91,328                   0.0%
      Cisco Systems, Inc.                                                  568,169               13,903,095                   0.6%
*     Citrix Systems, Inc.                                                  19,517                1,253,577                   0.1%
#*    Clearfield, Inc.                                                         574                    8,426                   0.0%
#*    Cognex Corp.                                                           8,336                  329,772                   0.0%
*     Cognizant Technology Solutions Corp. Class A                          64,004                3,126,595                   0.2%
*     Coherent, Inc.                                                         2,264                  147,500                   0.0%
      Cohu, Inc.                                                             1,500                   15,300                   0.0%
      Communications Systems, Inc.                                           1,155                   13,664                   0.0%
*     CommVault Systems, Inc.                                                4,695                  208,176                   0.0%
      Computer Sciences Corp.                                               16,353                  987,721                   0.1%
#     Computer Task Group, Inc.                                              1,400                   12,320                   0.0%
      Compuware Corp.                                                       19,868                  201,660                   0.0%
*     comScore, Inc.                                                         2,204                   92,877                   0.0%
      Comtech Telecommunications Corp.                                       1,794                   68,298                   0.0%
*     Comverse, Inc.                                                         1,137                   24,787                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Information Technology -- (Continued)
#*    Concur Technologies, Inc.                                              5,200    $             667,264                   0.0%
#*    Constant Contact, Inc.                                                 3,432                  121,356                   0.0%
#     Convergys Corp.                                                       11,700                  235,989                   0.0%
*     Conversant, Inc.                                                       7,300                  257,325                   0.0%
*     CoreLogic, Inc.                                                        9,249                  290,141                   0.0%
      Corning, Inc.                                                        158,824                3,244,774                   0.2%
*     CoStar Group, Inc.                                                     2,894                  466,194                   0.0%
*     Covisint Corp.                                                         2,786                    8,052                   0.0%
#*    Cray, Inc.                                                             4,250                  147,305                   0.0%
#*    Cree, Inc.                                                            11,750                  369,890                   0.0%
#*    Crexendo, Inc.                                                         1,426                    4,043                   0.0%
#     CSG Systems International, Inc.                                        3,600                   95,436                   0.0%
#     CTS Corp.                                                              6,518                  119,931                   0.0%
#*    CyberOptics Corp.                                                      1,199                   10,971                   0.0%
      Daktronics, Inc.                                                       4,150                   55,236                   0.0%
#*    Datalink Corp.                                                         1,423                   18,001                   0.0%
#*    Dealertrack Technologies, Inc.                                         4,579                  215,442                   0.0%
#*    Demand Media, Inc.                                                       553                    3,893                   0.0%
*     Dice Holdings, Inc.                                                    4,237                   42,243                   0.0%
#     Diebold, Inc.                                                          5,900                  209,037                   0.0%
#*    Digi International, Inc.                                               2,040                   16,891                   0.0%
#     Digimarc Corp.                                                           858                   24,873                   0.0%
#*    Digital River, Inc.                                                    3,500                   89,495                   0.0%
#*    Diodes, Inc.                                                           3,450                   89,113                   0.0%
      Dolby Laboratories, Inc. Class A                                       5,260                  220,499                   0.0%
*     Dot Hill Systems Corp.                                                 3,766                   14,876                   0.0%
*     DSP Group, Inc.                                                        3,109                   30,126                   0.0%
      DST Systems, Inc.                                                      3,693                  355,821                   0.0%
#*    DTS, Inc.                                                              1,182                   35,200                   0.0%
#     EarthLink Holdings Corp.                                               6,569                   23,517                   0.0%
*     eBay, Inc.                                                           125,009                6,562,972                   0.3%
#     Ebix, Inc.                                                             5,000                   73,750                   0.0%
*     EchoStar Corp. Class A                                                 4,501                  210,332                   0.0%
*     Edgewater Technology, Inc.                                             1,000                    7,060                   0.0%
      Electro Rent Corp.                                                     2,590                   39,472                   0.0%
      Electro Scientific Industries, Inc.                                    2,430                   17,253                   0.0%
*     Electronic Arts, Inc.                                                 33,626                1,377,657                   0.1%
#*    Electronics for Imaging, Inc.                                          5,000                  228,600                   0.0%
#*    Ellie Mae, Inc.                                                        1,400                   53,732                   0.0%
#*    eMagin Corp.                                                           2,210                    5,856                   0.0%
      EMC Corp.                                                            220,948                6,347,836                   0.3%
*     Emcore Corp.                                                             827                    4,267                   0.0%
#*    Emulex Corp.                                                           8,842                   50,046                   0.0%
#*    EnerNOC, Inc.                                                          2,080                   30,722                   0.0%
#*    Entegris, Inc.                                                        13,900                  188,762                   0.0%
#*    Entropic Communications, Inc.                                          6,575                   16,437                   0.0%
*     Envestnet, Inc.                                                        1,389                   61,699                   0.0%
#*    EPAM Systems, Inc.                                                     3,735                  178,309                   0.0%
      EPIQ Systems, Inc.                                                     4,051                   64,978                   0.0%
*     ePlus, Inc.                                                              500                   30,535                   0.0%
#     Equinix, Inc.                                                          5,318                1,110,930                   0.1%
#*    Euronet Worldwide, Inc.                                                4,700                  252,249                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Information Technology -- (Continued)
#*    Exar Corp.                                                             4,019    $              38,381                   0.0%
*     ExlService Holdings, Inc.                                              2,442                   68,352                   0.0%
#*    Extreme Networks, Inc.                                                 6,199                   22,254                   0.0%
*     F5 Networks, Inc.                                                      7,950                  977,691                   0.1%
#*    Fabrinet                                                                 500                    9,105                   0.0%
*     Facebook, Inc. Class A                                               222,482               16,683,925                   0.7%
#     FactSet Research Systems, Inc.                                         4,350                  571,764                   0.0%
      Fair Isaac Corp.                                                       3,625                  225,837                   0.0%
*     Fairchild Semiconductor International, Inc.                           13,385                  205,460                   0.0%
*     FARO Technologies, Inc.                                                2,100                  117,600                   0.0%
      FEI Co.                                                                4,165                  351,026                   0.0%
      Fidelity National Information Services, Inc.                          29,520                1,723,673                   0.1%
*     Finisar Corp.                                                          9,600                  160,512                   0.0%
#*    First Solar, Inc.                                                      6,579                  387,503                   0.0%
*     Fiserv, Inc.                                                          28,600                1,987,128                   0.1%
*     FleetCor Technologies, Inc.                                            7,310                1,100,594                   0.1%
      FLIR Systems, Inc.                                                    16,900                  566,657                   0.0%
*     FormFactor, Inc.                                                       6,406                   51,056                   0.0%
#     Forrester Research, Inc.                                               1,137                   45,798                   0.0%
*     Fortinet, Inc.                                                        13,661                  355,869                   0.0%
#*    Freescale Semiconductor, Ltd.                                          6,800                  135,252                   0.0%
*     Frequency Electronics, Inc.                                              798                    9,057                   0.0%
#*    Gartner, Inc.                                                         10,000                  807,100                   0.1%
*     Genpact, Ltd.                                                         22,351                  392,260                   0.0%
*     Global Cash Access Holdings, Inc.                                      5,930                   43,230                   0.0%
      Global Payments, Inc.                                                  8,396                  675,878                   0.0%
*     Google, Inc. Class A                                                  30,123               17,105,948                   0.8%
*     Google, Inc. Class C                                                  30,123               16,841,167                   0.7%
*     GSE Systems, Inc.                                                      1,745                    2,635                   0.0%
*     GSI Group, Inc.                                                        1,769                   22,732                   0.0%
*     GSI Technology, Inc.                                                   2,032                    9,774                   0.0%
      Hackett Group, Inc. (The)                                              5,500                   38,555                   0.0%
#*    Harmonic, Inc.                                                        10,205                   68,067                   0.0%
      Harris Corp.                                                          12,040                  837,984                   0.1%
#     Heartland Payment Systems, Inc.                                        4,300                  222,095                   0.0%
      Hewlett-Packard Co.                                                  209,028                7,499,925                   0.3%
#*    HomeAway, Inc.                                                         7,000                  244,300                   0.0%
#*    Hutchinson Technology, Inc.                                            1,900                    6,783                   0.0%
#     IAC/InterActiveCorp                                                    8,300                  561,827                   0.0%
*     ID Systems, Inc.                                                       1,700                   12,750                   0.0%
*     Identiv, Inc.                                                            109                    1,019                   0.0%
*     IEC Electronics Corp.                                                    638                    3,158                   0.0%
*     iGATE Corp.                                                            3,200                  118,560                   0.0%
*     II-VI, Inc.                                                            4,886                   65,912                   0.0%
*     Imation Corp.                                                          2,440                    7,149                   0.0%
#*    Immersion Corp.                                                          597                    5,027                   0.0%
#*    Infinera Corp.                                                        10,000                  145,300                   0.0%
*     Informatica Corp.                                                     11,100                  395,826                   0.0%
*     Ingram Micro, Inc. Class A                                            16,470                  442,055                   0.0%
*     Innodata, Inc.                                                         2,754                    7,271                   0.0%
#*    Inphi Corp.                                                            1,500                   23,220                   0.0%
*     Insight Enterprises, Inc.                                              4,020                   91,455                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Information Technology -- (Continued)
*     Integrated Device Technology, Inc.                                    15,881    $             260,607                   0.0%
#     Integrated Silicon Solution, Inc.                                      3,810                   51,740                   0.0%
      Intel Corp.                                                          549,375               18,684,244                   0.8%
#*    Interactive Intelligence Group, Inc.                                   1,900                   91,694                   0.0%
#     InterDigital, Inc.                                                     4,500                  222,435                   0.0%
#*    Internap Network Services Corp.                                        7,852                   62,895                   0.0%
      International Business Machines Corp.                                105,694               17,376,094                   0.8%
#*    International Rectifier Corp.                                          6,589                  262,045                   0.0%
*     Interphase Corp.                                                         490                    1,436                   0.0%
#     Intersil Corp. Class A                                                12,140                  161,341                   0.0%
#*    Intevac, Inc.                                                          2,384                   17,642                   0.0%
*     IntraLinks Holdings, Inc.                                                721                    6,229                   0.0%
#*    IntriCon Corp.                                                           800                    4,904                   0.0%
      Intuit, Inc.                                                          29,798                2,622,522                   0.1%
#*    IPG Photonics Corp.                                                    3,576                  262,514                   0.0%
*     Iteris, Inc.                                                             600                    1,044                   0.0%
#*    Itron, Inc.                                                            4,100                  159,613                   0.0%
#*    Ixia                                                                   4,546                   43,778                   0.0%
      IXYS Corp.                                                             2,391                   27,903                   0.0%
#     j2 Global, Inc.                                                        5,183                  280,348                   0.0%
      Jabil Circuit, Inc.                                                   19,112                  400,396                   0.0%
      Jack Henry & Associates, Inc.                                          8,990                  537,782                   0.0%
#*    JDS Uniphase Corp.                                                    25,300                  340,538                   0.0%
      Juniper Networks, Inc.                                                51,449                1,084,030                   0.1%
#*    Kemet Corp.                                                            2,594                   12,451                   0.0%
*     Key Tronic Corp.                                                         749                    6,157                   0.0%
      KLA-Tencor Corp.                                                      17,570                1,390,665                   0.1%
#*    Knowles Corp.                                                          9,690                  188,567                   0.0%
*     Kofax, Ltd.                                                            1,816                   11,532                   0.0%
#*    Kopin Corp.                                                            8,696                   33,045                   0.0%
*     Kulicke & Soffa Industries, Inc.                                       6,752                   97,364                   0.0%
*     KVH Industries, Inc.                                                   2,000                   25,840                   0.0%
      Lam Research Corp.                                                    16,902                1,315,990                   0.1%
*     Lattice Semiconductor Corp.                                            8,552                   57,384                   0.0%
      Leidos Holdings, Inc.                                                  7,400                  270,618                   0.0%
      Lexmark International, Inc. Class A                                    7,972                  344,072                   0.0%
*     Limelight Networks, Inc.                                               5,494                   13,405                   0.0%
      Linear Technology Corp.                                               24,807                1,062,732                   0.1%
*     LinkedIn Corp. Class A                                                13,138                3,008,076                   0.1%
#*    Lionbridge Technologies, Inc.                                          5,700                   27,531                   0.0%
#*    Liquidity Services, Inc.                                                 652                    8,333                   0.0%
      Littelfuse, Inc.                                                       2,279                  222,294                   0.0%
#*    LoJack Corp.                                                           2,400                    6,768                   0.0%
*     Magnachip Semiconductor Corp.                                          2,100                   23,373                   0.0%
*     Manhattan Associates, Inc.                                             8,776                  352,005                   0.0%
#     ManTech International Corp. Class A                                    2,440                   68,710                   0.0%
      Marchex, Inc. Class B                                                  3,183                   12,191                   0.0%
      Marvell Technology Group, Ltd.                                        49,822                  669,608                   0.0%
      MasterCard, Inc. Class A                                             108,420                9,080,175                   0.4%
#*    Mattersight Corp.                                                        500                    2,710                   0.0%
#*    Mattson Technology, Inc.                                                 200                      532                   0.0%
      Maxim Integrated Products, Inc.                                       30,528                  895,691                   0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Information Technology -- (Continued)
      MAXIMUS, Inc.                                                          7,600    $             368,296                   0.0%
*     MaxLinear, Inc. Class A                                                1,002                    7,104                   0.0%
#*    Maxwell Technologies, Inc.                                               703                    8,197                   0.0%
      Mentor Graphics Corp.                                                 12,551                  265,956                   0.0%
*     Mercury Systems, Inc.                                                  2,500                   34,950                   0.0%
#     Mesa Laboratories, Inc.                                                  300                   22,911                   0.0%
      Methode Electronics, Inc.                                              5,669                  223,245                   0.0%
      Micrel, Inc.                                                           5,800                   70,412                   0.0%
#     Microchip Technology, Inc.                                            21,068                  908,241                   0.1%
*     Micron Technology, Inc.                                              115,231                3,812,994                   0.2%
*     Microsemi Corp.                                                        9,716                  253,296                   0.0%
      Microsoft Corp.                                                      867,308               40,720,111                   1.8%
      MKS Instruments, Inc.                                                  5,048                  183,747                   0.0%
      MOCON, Inc.                                                              535                    8,255                   0.0%
#*    ModusLink Global Solutions, Inc.                                       5,100                   17,850                   0.0%
#*    MoneyGram International, Inc.                                          1,383                   11,894                   0.0%
      Monolithic Power Systems, Inc.                                         3,320                  146,711                   0.0%
#     Monotype Imaging Holdings, Inc.                                        4,300                  123,023                   0.0%
*     Monster Worldwide, Inc.                                               12,900                   49,794                   0.0%
#*    MoSys, Inc.                                                            3,108                    8,361                   0.0%
      Motorola Solutions, Inc.                                              25,841                1,666,744                   0.1%
#*    Move, Inc.                                                             4,260                   89,247                   0.0%
#     MTS Systems Corp.                                                      1,700                  112,217                   0.0%
*     Multi-Fineline Electronix, Inc.                                        1,672                   16,971                   0.0%
#*    Nanometrics, Inc.                                                      2,297                   31,101                   0.0%
      National Instruments Corp.                                            10,553                  334,319                   0.0%
*     NCI, Inc. Class A                                                      1,200                   12,216                   0.0%
*     NCR Corp.                                                             17,270                  477,861                   0.0%
*     NeoPhotonics Corp.                                                       780                    2,527                   0.0%
      NetApp, Inc.                                                          38,360                1,641,808                   0.1%
*     NETGEAR, Inc.                                                          3,951                  134,492                   0.0%
#*    Netscout Systems, Inc.                                                 3,814                  140,584                   0.0%
#*    NetSuite, Inc.                                                         2,800                  304,248                   0.0%
#*    NeuStar, Inc. Class A                                                  7,800                  205,998                   0.0%
*     Newport Corp.                                                          5,630                  100,721                   0.0%
      NIC, Inc.                                                              5,718                  105,383                   0.0%
#*    Novatel Wireless, Inc.                                                 4,993                   14,230                   0.0%
#*    Nuance Communications, Inc.                                           25,192                  388,713                   0.0%
#*    Numerex Corp. Class A                                                    700                    9,128                   0.0%
      NVIDIA Corp.                                                          63,600                1,242,744                   0.1%
#*    Oclaro, Inc.                                                           4,000                    6,280                   0.0%
*     OmniVision Technologies, Inc.                                          5,145                  137,783                   0.0%
*     ON Semiconductor Corp.                                                48,843                  404,908                   0.0%
      Oplink Communications, Inc.                                            1,500                   31,275                   0.0%
      Optical Cable Corp.                                                    1,300                    6,032                   0.0%
      Oracle Corp.                                                         400,229               15,628,942                   0.7%
*     OSI Systems, Inc.                                                      2,078                  147,289                   0.0%
*     Palo Alto Networks, Inc.                                               5,395                  570,251                   0.0%
*     Pandora Media, Inc.                                                   14,445                  278,500                   0.0%
*     PAR Technology Corp.                                                   1,750                    8,993                   0.0%
#     Park Electrochemical Corp.                                             2,544                   65,635                   0.0%
      Paychex, Inc.                                                         35,021                1,643,886                   0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Information Technology -- (Continued)
      PC Connection, Inc.                                                    1,900    $              45,315                   0.0%
      PC-Tel, Inc.                                                           2,700                   20,790                   0.0%
*     PCM, Inc.                                                              1,468                   14,181                   0.0%
#*    PDF Solutions, Inc.                                                    3,109                   40,324                   0.0%
#     Pegasystems, Inc.                                                      2,690                   58,292                   0.0%
      Perceptron, Inc.                                                         528                    5,317                   0.0%
*     Perficient, Inc.                                                       2,556                   42,378                   0.0%
*     Pericom Semiconductor Corp.                                            2,935                   32,080                   0.0%
#*    Photronics, Inc.                                                       5,488                   49,337                   0.0%
#*    Planar Systems, Inc.                                                     930                    3,367                   0.0%
#     Plantronics, Inc.                                                      4,499                  233,363                   0.0%
*     Plexus Corp.                                                           2,240                   92,624                   0.0%
*     PMC-Sierra, Inc.                                                      21,900                  170,601                   0.0%
*     Polycom, Inc.                                                         18,000                  235,440                   0.0%
#     Power Integrations, Inc.                                               2,919                  147,001                   0.0%
#*    PRGX Global, Inc.                                                      2,100                   11,109                   0.0%
#*    Procera Networks, Inc.                                                 1,209                    9,055                   0.0%
*     Progress Software Corp.                                                6,750                  174,825                   0.0%
*     PTC, Inc.                                                             15,600                  595,140                   0.0%
      QAD, Inc. Class A                                                        739                   15,896                   0.0%
      QAD, Inc. Class B                                                        184                    3,404                   0.0%
*     QLogic Corp.                                                           7,416                   87,583                   0.0%
      QUALCOMM, Inc.                                                       184,713               14,501,818                   0.6%
*     Qualstar Corp.                                                           300                      369                   0.0%
#*    QuinStreet, Inc.                                                       2,500                   10,125                   0.0%
*     Qumu Corp.                                                             1,254                   18,760                   0.0%
#*    Rackspace Hosting, Inc.                                               11,300                  433,468                   0.0%
*     Radisys Corp.                                                          2,460                    6,150                   0.0%
#*    Rambus, Inc.                                                          10,013                  114,649                   0.0%
*     RealD, Inc.                                                            2,400                   27,168                   0.0%
*     RealNetworks, Inc.                                                     3,050                   21,045                   0.0%
#*    RealPage, Inc.                                                         5,000                   99,350                   0.0%
*     Red Hat, Inc.                                                         20,680                1,218,466                   0.1%
      Reis, Inc.                                                             1,130                   26,442                   0.0%
#*    RF Micro Devices, Inc.                                                28,986                  377,108                   0.0%
#     Richardson Electronics, Ltd.                                           2,200                   22,022                   0.0%
#*    Rightside Group, Ltd.                                                    553                    5,237                   0.0%
*     Riverbed Technology, Inc.                                             16,842                  319,830                   0.0%
#*    Rofin-Sinar Technologies, Inc.                                         1,380                   30,898                   0.0%
*     Rogers Corp.                                                           1,570                  107,341                   0.0%
#*    Rosetta Stone, Inc.                                                    1,296                   12,403                   0.0%
*     Rovi Corp.                                                            11,513                  240,391                   0.0%
#*    Rubicon Technology, Inc.                                               1,987                    8,802                   0.0%
#*    Rudolph Technologies, Inc.                                             2,529                   22,205                   0.0%
*     Salesforce.com, Inc.                                                  67,791                4,337,946                   0.2%
#     SanDisk Corp.                                                         25,120                2,364,797                   0.1%
*     Sanmina Corp.                                                          7,765                  194,669                   0.0%
#*    Sapient Corp.                                                         12,399                  214,751                   0.0%
*     ScanSource, Inc.                                                       2,184                   83,385                   0.0%
#     Science Applications International Corp.                               4,228                  206,791                   0.0%
#*    Seachange International, Inc.                                          3,000                   20,280                   0.0%
#     Seagate Technology P.L.C.                                             35,310                2,218,527                   0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Information Technology -- (Continued)
*     Semtech Corp.                                                          7,320    $             185,782                   0.0%
*     ServiceNow, Inc.                                                      13,194                  896,268                   0.1%
*     ShoreTel, Inc.                                                         4,620                   37,376                   0.0%
#*    Shutterstock, Inc.                                                       900                   69,984                   0.0%
*     Sigma Designs, Inc.                                                    2,500                    9,975                   0.0%
#*    Silicon Graphics International Corp.                                   1,172                   10,173                   0.0%
*     Silicon Image, Inc.                                                    9,089                   48,717                   0.0%
*     Silicon Laboratories, Inc.                                             4,220                  192,390                   0.0%
      Skyworks Solutions, Inc.                                              19,421                1,131,079                   0.1%
*     SolarWinds, Inc.                                                       7,737                  367,894                   0.0%
      Solera Holdings, Inc.                                                  7,592                  394,404                   0.0%
#*    Sonus Networks, Inc.                                                  22,816                   79,172                   0.0%
#*    Spansion, Inc. Class A                                                 5,765                  118,644                   0.0%
#*    Splunk, Inc.                                                           8,864                  585,733                   0.0%
*     SS&C Technologies Holdings, Inc.                                       6,095                  294,510                   0.0%
*     Stamps.com, Inc.                                                       1,538                   56,752                   0.0%
*     StarTek, Inc.                                                          2,385                   17,935                   0.0%
#*    Stratasys, Ltd.                                                        3,698                  445,091                   0.0%
#*    SunEdison, Inc.                                                       26,920                  525,209                   0.0%
#*    SunPower Corp.                                                         4,042                  128,697                   0.0%
*     Super Micro Computer, Inc.                                             2,009                   64,208                   0.0%
*     support.com, Inc.                                                      5,150                   10,969                   0.0%
*     Sykes Enterprises, Inc.                                                3,800                   81,852                   0.0%
      Symantec Corp.                                                        73,841                1,832,734                   0.1%
*     Synaptics, Inc.                                                        3,400                  232,662                   0.0%
#*    Synchronoss Technologies, Inc.                                         3,036                  156,870                   0.0%
#     SYNNEX Corp.                                                           2,505                  173,296                   0.0%
*     Synopsys, Inc.                                                        15,668                  642,075                   0.0%
*     Syntel, Inc.                                                           2,000                  173,220                   0.0%
#*    Take-Two Interactive Software, Inc.                                    8,400                  222,180                   0.0%
      TE Connectivity, Ltd.                                                 44,823                2,740,030                   0.1%
*     Tech Data Corp.                                                        3,513                  209,796                   0.0%
*     TeleCommunication Systems, Inc. Class A                                4,140                   11,923                   0.0%
#*    Telenav, Inc.                                                          1,400                   10,108                   0.0%
*     TeleTech Holdings, Inc.                                                2,400                   61,944                   0.0%
#*    Teradata Corp.                                                        15,885                  672,253                   0.0%
      Teradyne, Inc.                                                        20,067                  369,233                   0.0%
#     Tessco Technologies, Inc.                                              1,314                   41,719                   0.0%
      Tessera Technologies, Inc.                                             4,753                  144,444                   0.0%
      Texas Instruments, Inc.                                              116,116                5,766,321                   0.3%
*     TIBCO Software, Inc.                                                  16,800                  392,616                   0.0%
#*    TiVo, Inc.                                                             2,230                   29,101                   0.0%
      Total System Services, Inc.                                           17,783                  600,888                   0.0%
      Transact Technologies, Inc.                                              600                    3,438                   0.0%
#*    Travelzoo, Inc.                                                          400                    5,236                   0.0%
*     Trimble Navigation, Ltd.                                              26,764                  718,881                   0.0%
*     TriQuint Semiconductor, Inc.                                          16,900                  365,547                   0.0%
#*    TTM Technologies, Inc.                                                 5,400                   37,314                   0.0%
#*    Twitter, Inc.                                                         31,589                1,309,996                   0.1%
#*    Tyler Technologies, Inc.                                               3,125                  349,750                   0.0%
#     Ubiquiti Networks, Inc.                                                1,600                   57,232                   0.0%
#*    Ultimate Software Group, Inc. (The)                                    2,896                  435,877                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Information Technology -- (Continued)
*     Ultra Clean Holdings, Inc.                                             2,422    $              21,265                   0.0%
#*    Ultratech, Inc.                                                        2,900                   55,477                   0.0%
#*    Unisys Corp.                                                           4,732                  121,328                   0.0%
      United Online, Inc.                                                    1,335                   14,979                   0.0%
#*    Universal Display Corp.                                                  137                    4,285                   0.0%
*     Unwired Planet, Inc.                                                   5,758                    8,925                   0.0%
#*    USA Technologies, Inc.                                                   346                      602                   0.0%
*     Vantiv, Inc. Class A                                                  14,783                  457,090                   0.0%
#*    Veeco Instruments, Inc.                                                3,900                  140,361                   0.0%
#*    VeriFone Systems, Inc.                                                10,903                  406,246                   0.0%
*     Verint Systems, Inc.                                                   5,543                  318,667                   0.0%
#*    VeriSign, Inc.                                                        14,623                  873,870                   0.1%
#*    ViaSat, Inc.                                                           4,617                  289,209                   0.0%
*     Viasystems Group, Inc.                                                 1,015                   16,108                   0.0%
#     Vicon Industries, Inc.                                                   900                    1,431                   0.0%
#*    Video Display Corp.                                                    1,359                    4,009                   0.0%
*     Virtusa Corp.                                                          2,057                   84,296                   0.0%
      Visa, Inc. Class A                                                    53,984               13,033,357                   0.6%
#     Vishay Intertechnology, Inc.                                          12,724                  171,901                   0.0%
#*    Vishay Precision Group, Inc.                                           1,973                   33,521                   0.0%
#*    VistaPrint NV                                                          3,805                  254,402                   0.0%
#*    VMware, Inc. Class A                                                   8,742                  730,569                   0.1%
      Wayside Technology Group, Inc.                                           152                    2,630                   0.0%
#*    Web.com Group, Inc.                                                    4,205                   86,329                   0.0%
#*    WebMD Health Corp.                                                     2,494                  106,444                   0.0%
*     Westell Technologies, Inc. Class A                                     5,426                    7,271                   0.0%
      Western Digital Corp.                                                 24,098                2,370,520                   0.1%
#     Western Union Co. (The)                                               63,452                1,076,146                   0.1%
*     WEX, Inc.                                                              3,940                  447,426                   0.0%
#*    Workday, Inc. Class A                                                  9,412                  898,658                   0.1%
*     Xcerra Corp.                                                           4,140                   35,149                   0.0%
      Xerox Corp.                                                          135,087                1,793,955                   0.1%
      Xilinx, Inc.                                                          26,530                1,180,054                   0.1%
*     XO Group, Inc.                                                         4,000                   50,920                   0.0%
*     Yahoo!, Inc.                                                         103,839                4,781,786                   0.2%
#*    Yelp, Inc.                                                             5,849                  350,940                   0.0%
*     Zebra Technologies Corp. Class A                                       5,483                  404,371                   0.0%
#*    Zillow, Inc. Class A                                                   3,000                  326,190                   0.0%
#*    Zix Corp.                                                              4,055                   13,381                   0.0%
#*    Zynga, Inc. Class A                                                   66,600                  169,830                   0.0%
                                                                                      ---------------------   -------------------
Total Information Technology                                                                    452,399,058                  19.6%
                                                                                      ---------------------   -------------------
Materials -- (3.5%)
#     A Schulman, Inc.                                                       3,119                  110,444                   0.0%
*     AEP Industries, Inc.                                                     422                   19,408                   0.0%
      Air Products & Chemicals, Inc.                                        22,453                3,023,521                   0.1%
      Airgas, Inc.                                                           7,460                  832,088                   0.1%
#*    AK Steel Holding Corp.                                                 7,657                   57,964                   0.0%
#     Albemarle Corp.                                                        9,203                  537,271                   0.0%
      Alcoa, Inc.                                                          122,696                2,056,385                   0.1%
#     Allegheny Technologies, Inc.                                          11,042                  362,730                   0.0%
#*    Allied Nevada Gold Corp.                                               9,346                   12,991                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Materials -- (Continued)
#*    AM Castle & Co.                                                        1,388    $              10,202                   0.0%
#     American Vanguard Corp.                                                2,950                   34,043                   0.0%
#     Ampco-Pittsburgh Corp.                                                   700                   15,253                   0.0%
      Aptargroup, Inc.                                                       7,000                  435,680                   0.0%
      Ashland, Inc.                                                          7,907                  854,510                   0.1%
      Avery Dennison Corp.                                                  10,701                  501,342                   0.0%
      Axiall Corp.                                                           8,057                  324,697                   0.0%
#     Balchem Corp.                                                          3,412                  220,756                   0.0%
      Ball Corp.                                                            15,487                  997,827                   0.1%
      Bemis Co., Inc.                                                       11,191                  430,518                   0.0%
*     Berry Plastics Group, Inc.                                             9,258                  240,893                   0.0%
*     Boise Cascade Co.                                                      2,500                   90,150                   0.0%
      Cabot Corp.                                                            6,836                  317,396                   0.0%
*     Calgon Carbon Corp.                                                    5,900                  124,077                   0.0%
      Carpenter Technology Corp.                                             4,801                  240,290                   0.0%
      Celanese Corp. Series A                                               16,930                  994,299                   0.1%
*     Century Aluminum Co.                                                   6,661                  195,034                   0.0%
      CF Industries Holdings, Inc.                                           6,023                1,565,980                   0.1%
#     Chase Corp.                                                            1,300                   46,631                   0.0%
*     Chemtura Corp.                                                        10,398                  242,169                   0.0%
*     Clearwater Paper Corp.                                                 2,200                  141,570                   0.0%
#     Cliffs Natural Resources, Inc.                                        15,500                  174,065                   0.0%
#*    Codexis, Inc.                                                          1,220                    3,123                   0.0%
#*    Coeur Mining, Inc.                                                     9,600                   35,520                   0.0%
      Commercial Metals Co.                                                 11,043                  190,933                   0.0%
      Compass Minerals International, Inc.                                   3,504                  300,223                   0.0%
*     Core Molding Technologies, Inc.                                          389                    5,174                   0.0%
*     Crown Holdings, Inc.                                                  15,714                  753,172                   0.0%
      Cytec Industries, Inc.                                                 9,200                  428,996                   0.0%
#     Deltic Timber Corp.                                                    1,082                   70,427                   0.0%
      Domtar Corp.                                                           7,486                  307,450                   0.0%
      Dow Chemical Co. (The)                                               130,635                6,453,369                   0.3%
      Eagle Materials, Inc.                                                  5,119                  447,554                   0.0%
      Eastman Chemical Co.                                                  16,276                1,314,775                   0.1%
      Ecolab, Inc.                                                          29,348                3,264,378                   0.2%
      EI du Pont de Nemours & Co.                                           99,088                6,851,935                   0.3%
*     Ferro Corp.                                                            7,900                  103,648                   0.0%
#*    Flotek Industries, Inc.                                                5,082                  112,617                   0.0%
      FMC Corp.                                                             14,500                  831,575                   0.1%
      Freeport-McMoRan, Inc.                                               111,158                3,168,003                   0.2%
      Friedman Industries, Inc.                                                599                    4,576                   0.0%
      FutureFuel Corp.                                                       1,256                   16,730                   0.0%
#*    General Moly, Inc.                                                     4,913                    3,243                   0.0%
      Globe Specialty Metals, Inc.                                           6,858                  128,999                   0.0%
*     Graphic Packaging Holding Co.                                         24,507                  297,270                   0.0%
      Greif, Inc. Class A                                                    2,500                  110,150                   0.0%
#     Hawkins, Inc.                                                            888                   34,197                   0.0%
      Haynes International, Inc.                                             1,800                   83,682                   0.0%
#     HB Fuller Co.                                                          5,400                  226,638                   0.0%
#*    Headwaters, Inc.                                                       7,000                   88,900                   0.0%
#     Hecla Mining Co.                                                      28,200                   61,476                   0.0%
#*    Horsehead Holding Corp.                                                3,876                   60,892                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Materials -- (Continued)
      Huntsman Corp.                                                        21,532    $             525,381                   0.0%
      Innophos Holdings, Inc.                                                2,500                  142,500                   0.0%
#     Innospec, Inc.                                                         2,400                   96,888                   0.0%
      International Flavors & Fragrances, Inc.                               8,630                  855,665                   0.1%
      International Paper Co.                                               43,500                2,201,970                   0.1%
#*    Intrepid Potash, Inc.                                                  5,600                   75,320                   0.0%
#     Kaiser Aluminum Corp.                                                  1,800                  125,190                   0.0%
*     KapStone Paper and Packaging Corp.                                     8,598                  264,474                   0.0%
#     KMG Chemicals, Inc.                                                    1,500                   26,550                   0.0%
      Koppers Holdings, Inc.                                                 1,980                   78,170                   0.0%
*     Kraton Performance Polymers, Inc.                                      3,187                   57,015                   0.0%
#     Kronos Worldwide, Inc.                                                 2,426                   32,605                   0.0%
#*    Landec Corp.                                                           3,992                   50,259                   0.0%
#*    Louisiana-Pacific Corp.                                               14,700                  214,620                   0.0%
*     LSB Industries, Inc.                                                   2,000                   75,060                   0.0%
      LyondellBasell Industries NV Class A                                  49,032                4,492,802                   0.2%
#     Martin Marietta Materials, Inc.                                        6,130                  716,720                   0.0%
#     Materion Corp.                                                         1,659                   65,448                   0.0%
#*    McEwen Mining, Inc.                                                   13,772                   17,077                   0.0%
      MeadWestvaco Corp.                                                    18,272                  807,074                   0.1%
#*    Mercer International, Inc.                                             3,588                   45,137                   0.0%
      Minerals Technologies, Inc.                                            3,500                  268,485                   0.0%
#*    Molycorp, Inc.                                                         5,989                    8,265                   0.0%
      Monsanto Co.                                                          57,357                6,598,349                   0.3%
      Mosaic Co. (The)                                                      36,121                1,600,522                   0.1%
#     Myers Industries, Inc.                                                 3,889                   58,102                   0.0%
#     Neenah Paper, Inc.                                                     1,500                   91,515                   0.0%
#     NewMarket Corp.                                                        1,212                  470,268                   0.0%
      Newmont Mining Corp.                                                  50,732                  951,732                   0.1%
#     Noranda Aluminum Holding Corp.                                         2,200                    9,702                   0.0%
*     Northern Technologies International Corp.                                300                    5,616                   0.0%
      Nucor Corp.                                                           33,233                1,796,576                   0.1%
#     Olin Corp.                                                             8,155                  197,677                   0.0%
#     Olympic Steel, Inc.                                                    1,300                   26,156                   0.0%
#     OM Group, Inc.                                                         3,037                   79,053                   0.0%
#*    OMNOVA Solutions, Inc.                                                 3,300                   23,199                   0.0%
*     Owens-Illinois, Inc.                                                  17,100                  440,667                   0.0%
      Packaging Corp. of America                                            10,700                  771,256                   0.1%
#*    Penford Corp.                                                          1,572                   29,632                   0.0%
      PH Glatfelter Co.                                                      4,200                  105,966                   0.0%
#     PolyOne Corp.                                                         10,028                  371,136                   0.0%
      PPG Industries, Inc.                                                  14,650                2,984,059                   0.1%
      Praxair, Inc.                                                         31,225                3,934,038                   0.2%
#     Quaker Chemical Corp.                                                  1,414                  116,061                   0.0%
      Reliance Steel & Aluminum Co.                                          8,000                  539,840                   0.0%
#*    Rentech, Inc.                                                         22,910                   36,427                   0.0%
*     Resolute Forest Products, Inc.                                         2,379                   44,154                   0.0%
      Rock-Tenn Co. Class A                                                 14,854                  759,782                   0.1%
      Rockwood Holdings, Inc.                                                7,980                  613,742                   0.0%
#     Royal Gold, Inc.                                                       6,100                  348,615                   0.0%
      RPM International, Inc.                                               13,941                  631,527                   0.0%
*     RTI International Metals, Inc.                                         3,000                   70,650                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Materials -- (Continued)
#          Schnitzer Steel Industries, Inc. Class A                          2,300    $              54,165                   0.0%
           Schweitzer-Mauduit International, Inc.                            3,186                  137,189                   0.0%
           Scotts Miracle-Gro Co. (The) Class A                              4,409                  261,189                   0.0%
           Sealed Air Corp.                                                 19,877                  720,541                   0.0%
           Sensient Technologies Corp.                                       4,721                  279,389                   0.0%
           Sherwin-Williams Co. (The)                                        9,200                2,111,952                   0.1%
           Sigma-Aldrich Corp.                                              12,979                1,763,976                   0.1%
           Silgan Holdings, Inc.                                             5,600                  275,296                   0.0%
           Sonoco Products Co.                                              11,072                  452,513                   0.0%
#          Southern Copper Corp.                                            18,041                  519,220                   0.0%
           Steel Dynamics, Inc.                                             22,500                  517,725                   0.0%
           Stepan Co.                                                        1,746                   77,313                   0.0%
#*         Stillwater Mining Co.                                            11,244                  147,634                   0.0%
*          SunCoke Energy, Inc.                                              6,923                  165,460                   0.0%
           Synalloy Corp.                                                      737                   11,903                   0.0%
           TimkenSteel Corp.                                                 4,280                  173,682                   0.0%
*          Trecora Resources                                                   613                    8,061                   0.0%
           Tredegar Corp.                                                    2,230                   42,415                   0.0%
           Tronox, Ltd. Class A                                              5,929                  143,363                   0.0%
#          United States Lime & Minerals, Inc.                                 353                   24,749                   0.0%
#          United States Steel Corp.                                        14,600                  584,584                   0.0%
*          Universal Stainless & Alloy Products, Inc.                          545                   14,012                   0.0%
#          US Silica Holdings, Inc.                                          5,584                  250,722                   0.0%
           Valspar Corp. (The)                                               8,300                  681,928                   0.0%
           Vulcan Materials Co.                                             13,048                  805,192                   0.1%
#          Walter Energy, Inc.                                               6,000                   14,460                   0.0%
#          Wausau Paper Corp.                                                5,215                   51,576                   0.0%
#          Westlake Chemical Corp.                                           5,260                  371,093                   0.0%
           Worthington Industries, Inc.                                      5,620                  217,213                   0.0%
*          WR Grace & Co.                                                    7,800                  737,880                   0.0%
           Zep, Inc.                                                         2,526                   40,568                   0.0%
                                                                                      ---------------------   -------------------
Total Materials                                                                                  87,575,466                   3.8%
                                                                                      ---------------------   -------------------
Other -- (0.0%)
(Degree)*  Brooklyn Federal Bancorp, Inc. Escrow Shares                        100                       --                   0.0%
(Degree)*  Gerber Scientific, Inc. Escrow Shares                             2,901                       --                   0.0%
(Degree)*  Petrocorp, Inc. Escrow Shares                                       100                       --                   0.0%
                                                                                      ---------------------   -------------------
Total Other                                                                                              --                   0.0%
                                                                                      ---------------------   -------------------
Real Estate Investment Trusts -- (0.0%)
*          CareTrust REIT, Inc.                                                669                   10,390                   0.0%
                                                                                      ---------------------   -------------------
Telecommunication Services -- (2.1%)
#*         8x8, Inc.                                                         3,443                   27,062                   0.0%
#*         Alaska Communications Systems Group, Inc.                         1,400                    1,890                   0.0%
           AT&T, Inc.                                                      570,785               19,886,149                   0.9%
#          Atlantic Tele-Network, Inc.                                       1,149                   77,201                   0.0%
#*         Boingo Wireless, Inc.                                             1,200                    8,412                   0.0%
           CenturyLink, Inc.                                                63,542                2,635,722                   0.1%
#*         Cincinnati Bell, Inc.                                            21,600                   79,272                   0.0%
#          Cogent Communications Holdings, Inc.                              4,200                  142,548                   0.0%
#          Consolidated Communications Holdings, Inc.                        5,787                  149,883                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Telecommunication Services -- (Continued)
#     Frontier Communications Corp.                                        103,738    $             678,447                   0.0%
*     General Communication, Inc. Class A                                    3,550                   41,642                   0.0%
#*    HC2 Holdings, Inc.                                                       900                    4,770                   0.0%
      IDT Corp. Class B                                                      1,800                   29,664                   0.0%
      Inteliquent, Inc.                                                      2,700                   45,441                   0.0%
#*    Iridium Communications, Inc.                                           4,218                   40,071                   0.0%
#*    Level 3 Communications, Inc.                                          18,817                  882,706                   0.1%
#     Lumos Networks Corp.                                                   2,000                   34,400                   0.0%
#     NTELOS Holdings Corp.                                                  2,000                   20,160                   0.0%
*     ORBCOMM, Inc.                                                          1,021                    6,453                   0.0%
#*    Premiere Global Services, Inc.                                         5,500                   57,585                   0.0%
*     SBA Communications Corp. Class A                                      13,600                1,527,688                   0.1%
#     Shenandoah Telecommunications Co.                                      1,830                   54,150                   0.0%
      Spok Holdings, Inc.                                                    2,839                   46,105                   0.0%
#*    Sprint Corp.                                                          89,897                  533,089                   0.0%
#*    Straight Path Communications, Inc. Class B                               900                   19,440                   0.0%
*     T-Mobile US, Inc.                                                     17,191                  501,805                   0.0%
      Telephone & Data Systems, Inc.                                         9,517                  244,016                   0.0%
*     tw telecom, Inc.                                                      16,100                  688,758                   0.0%
#*    United States Cellular Corp.                                           1,000                   36,420                   0.0%
      Verizon Communications, Inc.                                         448,711               22,547,728                   1.0%
*     Vonage Holdings Corp.                                                 16,854                   58,652                   0.0%
      Windstream Holdings, Inc.                                             60,278                  631,713                   0.0%
                                                                                      ---------------------   -------------------
Total Telecommunication Services                                                                 51,739,042                   2.2%
                                                                                      ---------------------   -------------------
Utilities -- (3.0%)
      AES Corp.                                                             75,839                1,067,055                   0.1%
      AGL Resources, Inc.                                                   12,934                  697,272                   0.0%
      ALLETE, Inc.                                                           4,681                  244,535                   0.0%
      Alliant Energy Corp.                                                  11,900                  736,729                   0.0%
      Ameren Corp.                                                          26,700                1,130,478                   0.1%
      American Electric Power Co., Inc.                                     52,876                3,084,786                   0.1%
      American States Water Co.                                              4,400                  157,432                   0.0%
      American Water Works Co., Inc.                                        19,600                1,046,052                   0.1%
      Aqua America, Inc.                                                    19,333                  506,525                   0.0%
#     Artesian Resources Corp. Class A                                         471                   10,489                   0.0%
      Atmos Energy Corp.                                                    10,030                  531,590                   0.0%
#     Avista Corp.                                                           8,019                  284,274                   0.0%
      Black Hills Corp.                                                      5,109                  279,616                   0.0%
      California Water Service Group                                         5,100                  132,753                   0.0%
*     Calpine Corp.                                                         36,997                  844,272                   0.1%
      CenterPoint Energy, Inc.                                              44,700                1,097,385                   0.1%
#     Chesapeake Utilities Corp.                                             1,500                   72,645                   0.0%
      Cleco Corp.                                                            6,582                  353,848                   0.0%
      CMS Energy Corp.                                                      30,151                  985,033                   0.1%
#     Connecticut Water Service, Inc.                                        1,422                   52,856                   0.0%
#     Consolidated Edison, Inc.                                             31,648                2,005,217                   0.1%
      Consolidated Water Co., Ltd.                                             777                    9,316                   0.0%
      Delta Natural Gas Co., Inc.                                              720                   14,918                   0.0%
      Dominion Resources, Inc.                                              62,539                4,459,031                   0.2%
      DTE Energy Co.                                                        18,500                1,519,960                   0.1%
      Duke Energy Corp.                                                     76,038                6,246,522                   0.3%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Utilities -- (Continued)
*     Dynegy, Inc.                                                           9,335    $             284,717                   0.0%
      Edison International                                                  33,313                2,084,727                   0.1%
      El Paso Electric Co.                                                   4,200                  158,928                   0.0%
      Empire District Electric Co. (The)                                     4,470                  127,127                   0.0%
      Entergy Corp.                                                         19,100                1,604,782                   0.1%
#     Exelon Corp.                                                          95,917                3,509,603                   0.2%
      FirstEnergy Corp.                                                     45,005                1,680,487                   0.1%
      Gas Natural, Inc.                                                        850                    9,647                   0.0%
#*    Genie Energy, Ltd. Class B                                             1,800                   13,050                   0.0%
#     Great Plains Energy, Inc.                                             17,100                  460,503                   0.0%
#     Hawaiian Electric Industries, Inc.                                    10,300                  290,048                   0.0%
#     IDACORP, Inc.                                                          5,551                  350,990                   0.0%
      Integrys Energy Group, Inc.                                            8,540                  620,687                   0.0%
      ITC Holdings Corp.                                                    17,100                  677,331                   0.0%
#     Laclede Group, Inc. (The)                                              4,761                  241,716                   0.0%
      MDU Resources Group, Inc.                                             19,689                  554,836                   0.0%
#     MGE Energy, Inc.                                                       3,789                  168,497                   0.0%
#     Middlesex Water Co.                                                    1,620                   36,531                   0.0%
#     National Fuel Gas Co.                                                  7,872                  544,979                   0.0%
#     New Jersey Resources Corp.                                             4,454                  260,470                   0.0%
      NextEra Energy, Inc.                                                  47,591                4,769,570                   0.2%
      NiSource, Inc.                                                        33,547                1,410,987                   0.1%
#     Northeast Utilities                                                   34,410                1,698,133                   0.1%
#     Northwest Natural Gas Co.                                              2,797                  131,263                   0.0%
      NorthWestern Corp.                                                     3,938                  208,084                   0.0%
      NRG Energy, Inc.                                                      35,895                1,076,132                   0.1%
      OGE Energy Corp.                                                      21,600                  805,464                   0.1%
#     ONE Gas, Inc.                                                          5,450                  206,827                   0.0%
      Ormat Technologies, Inc.                                               1,700                   49,215                   0.0%
#     Otter Tail Corp.                                                       3,400                  105,400                   0.0%
      Pepco Holdings, Inc.                                                  24,900                  680,766                   0.0%
      PG&E Corp.                                                            50,724                2,552,432                   0.1%
      Piedmont Natural Gas Co., Inc.                                         8,196                  311,530                   0.0%
      Pinnacle West Capital Corp.                                           11,815                  726,268                   0.0%
#     PNM Resources, Inc.                                                    8,650                  249,552                   0.0%
#     Portland General Electric Co.                                          8,207                  298,817                   0.0%
      PPL Corp.                                                             66,548                2,328,514                   0.1%
      Public Service Enterprise Group, Inc.                                 55,550                2,294,770                   0.1%
      Questar Corp.                                                         19,300                  465,323                   0.0%
      RGC Resources, Inc.                                                      200                    4,048                   0.0%
#     SCANA Corp.                                                           14,155                  776,968                   0.0%
      Sempra Energy                                                         25,130                2,764,300                   0.1%
      SJW Corp.                                                              2,210                   70,632                   0.0%
#     South Jersey Industries, Inc.                                          3,300                  193,512                   0.0%
#     Southern Co. (The)                                                    97,913                4,539,247                   0.2%
      Southwest Gas Corp.                                                    5,119                  297,363                   0.0%
#     TECO Energy, Inc.                                                     25,160                  493,388                   0.0%
      UGI Corp.                                                             18,051                  680,342                   0.0%
#     UIL Holdings Corp.                                                     5,631                  231,659                   0.0%
#     Unitil Corp.                                                           1,200                   41,808                   0.0%
#     Vectren Corp.                                                          9,040                  406,348                   0.0%
#     Westar Energy, Inc.                                                   14,053                  531,344                   0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                     SHARES                   VALUE+            OF NET ASSETS**
                                                              --------------------    ---------------------   --------------------
Utilities -- (Continued)
#          WGL Holdings, Inc.                                                5,799    $             272,553                   0.0%
#          Wisconsin Energy Corp.                                           24,300                1,206,738                   0.1%
           Xcel Energy, Inc.                                                52,125                1,744,624                   0.1%
#          York Water Co.                                                      900                   19,782                   0.0%
                                                                                      ---------------------   -------------------
Total Utilities                                                                                  75,893,948                   3.3%
                                                                                      ---------------------   -------------------
TOTAL COMMON STOCKS                                                                           2,303,577,844                  99.7%
                                                                                      ---------------------   -------------------
RIGHTS/WARRANTS -- (0.0%)
(Degree)*  Community Health Systems, Inc. Rights 01/04/16                   27,224                      814                   0.0%
(Degree)*  Leap Wireless International, Inc. Contingent
           Value Rights                                                      7,025                   17,703                   0.0%
(Degree)#* Magnum Hunter Resources Corp. Warrants 04/15/16                   1,430                       --                   0.0%
(Degree)#* Sears Holdings Corp. Rights 11/07/14                              4,332                      104                   0.0%
                                                                                      ---------------------   -------------------
TOTAL RIGHTS/WARRANTS                                                                                18,621                   0.0%
                                                                                      ---------------------   -------------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
           State Street Institutional Liquid Reserves, 0.077%           10,354,688               10,354,688                   0.4%
                                                                                      ---------------------   -------------------

SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@ DFA Short Term Investment Fund                                     17,011,396              196,821,854                   8.5%
                                                                                      ---------------------   -------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,301,704,150)                                   $       2,510,773,007                 108.6%
                                                                                      =====================   ===================

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       -------------------------------------------------------------------------------------------
                                              LEVEL 1                LEVEL 2                LEVEL 3                   TOTAL
                                       ---------------------  ---------------------   ---------------------   --------------------
Common Stocks
      Consumer Discretionary           $         296,109,098                     --                      --   $        296,109,098
      Consumer Staples                           203,016,498                     --                      --            203,016,498
      Energy                                     204,655,570                     --                      --            204,655,570
      Financials                                 335,457,307  $                 648                      --            335,457,955
      Health Care                                328,136,294                  8,138                      --            328,144,432
      Industrials                                268,576,387                     --                      --            268,576,387
      Information Technology                     452,399,058                     --                      --            452,399,058
      Materials                                   87,575,466                     --                      --             87,575,466
      Other                                               --                     --                      --                     --
      Real Estate Investment Trusts                   10,390                     --                      --                 10,390
      Telecommunication Services                  51,739,042                     --                      --             51,739,042
      Utilities                                   75,893,948                     --                      --             75,893,948
Rights/Warrants                                           --                 18,621                      --                 18,621
Temporary Cash Investments                        10,354,688                     --                      --             10,354,688
Securities Lending Collateral                             --            196,821,854                      --            196,821,854
                                       ---------------------  ---------------------   ---------------------   --------------------
TOTAL                                  $       2,313,923,746  $         196,849,261                      --   $      2,510,773,007
                                       =====================  =====================   =====================   ====================

                    TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
COMMON STOCKS -- (84.3%)
Consumer Discretionary -- (13.3%)
*     1-800-Flowers.com, Inc. Class A                                     137,199    $           1,101,708                   0.0%
      Aaron's, Inc.                                                        59,297                1,468,194                   0.0%
#     Abercrombie & Fitch Co. Class A                                      21,420                  717,142                   0.0%
#     AH Belo Corp. Class A                                               100,654                1,158,528                   0.0%
*     Ambassadors Group, Inc.                                               1,110                    3,940                   0.0%
      AMCON Distributing Co.                                                  388                   31,808                   0.0%
#*    America's Car-Mart, Inc.                                             44,364                2,039,857                   0.1%
*     Apollo Education Group, Inc. Class A                                 10,646                  305,114                   0.0%
      Arctic Cat, Inc.                                                     21,276                  716,150                   0.0%
      Ark Restaurants Corp.                                                11,046                  243,454                   0.0%
*     Asbury Automotive Group, Inc.                                           761                   53,300                   0.0%
#*    Ascent Capital Group, Inc. Class A                                   37,093                2,385,080                   0.1%
*     Ballantyne Strong, Inc.                                              85,890                  385,646                   0.0%
#*    Barnes & Noble, Inc.                                                197,235                4,303,668                   0.1%
      Bassett Furniture Industries, Inc.                                   44,555                  774,366                   0.0%
      Beasley Broadcasting Group, Inc. Class A                             42,442                  199,477                   0.0%
#*    Beazer Homes USA, Inc.                                               21,064                  377,678                   0.0%
#     bebe stores, Inc.                                                   154,556                  353,933                   0.0%
*     Belmond, Ltd. Class A                                               447,582                5,129,290                   0.1%
#     Big 5 Sporting Goods Corp.                                           15,726                  193,587                   0.0%
*     Biglari Holdings, Inc.                                                8,643                3,017,790                   0.1%
#*    BJ's Restaurants, Inc.                                               50,432                2,220,017                   0.1%
#     Bob Evans Farms, Inc.                                               102,827                5,023,099                   0.1%
#     Bon-Ton Stores, Inc. (The)                                            9,857                   86,840                   0.0%
*     Books-A-Million, Inc.                                                84,282                  122,209                   0.0%
      Bowl America, Inc. Class A                                           11,489                  166,590                   0.0%
#*    Boyd Gaming Corp.                                                   179,677                2,075,269                   0.1%
*     Bravo Brio Restaurant Group, Inc.                                     4,049                   56,160                   0.0%
#*    Bridgepoint Education, Inc.                                          10,334                  130,622                   0.0%
#*    Bright Horizons Family Solutions, Inc.                                9,909                  441,545                   0.0%
      Brown Shoe Co., Inc.                                                191,145                5,082,546                   0.1%
*     Build-A-Bear Workshop, Inc.                                          93,796                1,589,842                   0.1%
#*    Cabela's, Inc.                                                      208,284               10,001,798                   0.3%
#*    Cache, Inc.                                                          34,459                   19,469                   0.0%
#     Callaway Golf Co.                                                   356,756                2,796,967                   0.1%
*     Cambium Learning Group, Inc.                                         56,997                   87,205                   0.0%
*     Canterbury Park Holding Corp.                                         7,625                   72,819                   0.0%
#*    Career Education Corp.                                                9,777                   56,707                   0.0%
#     Carriage Services, Inc.                                             169,187                3,376,973                   0.1%
#*    Carrols Restaurant Group, Inc.                                       63,075                  486,308                   0.0%
*     Cavco Industries, Inc.                                               22,377                1,630,612                   0.1%
#*    Central European Media Enterprises, Ltd. Class A                      3,927                    9,543                   0.0%
#*    Charles & Colvard, Ltd.                                              38,289                  111,421                   0.0%
#     Chico's FAS, Inc.                                                   177,644                2,678,872                   0.1%
#     Children's Place, Inc. (The)                                          4,742                  233,543                   0.0%
*     Christopher & Banks Corp.                                           129,208                  843,728                   0.0%
      Churchill Downs, Inc.                                                56,570                5,769,009                   0.2%
*     Citi Trends, Inc.                                                     7,854                  177,893                   0.0%
      Clear Channel Outdoor Holdings, Inc. Class A                         59,302                  430,533                   0.0%
*     Coast Distribution System, Inc. (The)                                18,627                   57,651                   0.0%
      Columbia Sportswear Co.                                               6,067                  233,822                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
#*    Conn's, Inc.                                                        159,725    $           4,969,045                   0.1%
      Cooper Tire & Rubber Co.                                             25,376                  817,361                   0.0%
      Core-Mark Holding Co., Inc.                                         118,920                6,900,928                   0.2%
#*    Crocs, Inc.                                                          46,822                  546,881                   0.0%
      CSS Industries, Inc.                                                 43,800                1,250,928                   0.0%
      Culp, Inc.                                                           36,886                  699,727                   0.0%
#*    Cumulus Media, Inc. Class A                                         113,565                  438,361                   0.0%
#     Darden Restaurants, Inc.                                            102,117                5,287,618                   0.2%
#*    Delta Apparel, Inc.                                                  17,375                  182,437                   0.0%
#*    Destination XL Group, Inc.                                          104,764                  548,963                   0.0%
      DeVry Education Group, Inc.                                          89,597                4,337,391                   0.1%
#     Dillard's, Inc. Class A                                             254,247               26,889,163                   0.8%
      DineEquity, Inc.                                                     59,800                5,319,808                   0.2%
#*    Dixie Group, Inc. (The)                                             107,293                  845,469                   0.0%
#*    Dorman Products, Inc.                                               146,076                6,772,083                   0.2%
*     Dover Downs Gaming & Entertainment, Inc.                             16,136                   12,102                   0.0%
      Dover Motorsports, Inc.                                             109,057                  260,101                   0.0%
      DR Horton, Inc.                                                     152,435                3,473,994                   0.1%
#*    DreamWorks Animation SKG, Inc. Class A                              162,850                3,628,298                   0.1%
      Drew Industries, Inc.                                                   245                   11,775                   0.0%
#*    Education Management Corp.                                           36,822                   21,913                   0.0%
      Educational Development Corp.                                         2,276                    9,946                   0.0%
*     Eldorado Resorts, Inc.                                               73,450                  302,614                   0.0%
#     Emerson Radio Corp.                                                 234,338                  267,145                   0.0%
#*    Entercom Communications Corp. Class A                                27,299                  280,634                   0.0%
      Escalade, Inc.                                                       24,227                  277,157                   0.0%
#*    EW Scripps Co. (The) Class A                                        235,669                4,524,845                   0.1%
*     Famous Dave's Of America, Inc.                                          479                   12,488                   0.0%
#*    Federal-Mogul Holdings Corp.                                        143,350                2,237,693                   0.1%
      Finish Line, Inc. (The) Class A                                      66,059                1,748,582                   0.1%
*     Flanigan's Enterprises, Inc.                                          5,016                  100,320                   0.0%
      Flexsteel Industries, Inc.                                           26,545                  910,759                   0.0%
      Foot Locker, Inc.                                                   242,147               13,562,653                   0.4%
#     Fred's, Inc. Class A                                                189,475                2,974,757                   0.1%
      Frisch's Restaurants, Inc.                                           23,920                  614,266                   0.0%
#*    FTD Cos., Inc.                                                       98,445                3,463,295                   0.1%
#*    Fuel Systems Solutions, Inc.                                         28,017                  258,597                   0.0%
#*    Full House Resorts, Inc.                                             32,322                   41,695                   0.0%
#*    G-III Apparel Group, Ltd.                                            65,443                5,192,902                   0.2%
*     Gaiam, Inc. Class A                                                  47,824                  362,028                   0.0%
#     GameStop Corp. Class A                                              431,501               18,450,983                   0.5%
*     Gaming Partners International Corp.                                     100                      839                   0.0%
      Gannett Co., Inc.                                                   412,001               12,978,031                   0.4%
*     Geeknet, Inc.                                                           710                    6,880                   0.0%
#*    Genesco, Inc.                                                        87,141                6,682,843                   0.2%
      Graham Holdings Co. Class B                                          12,428                9,738,581                   0.3%
#*    Gray Television, Inc.                                               226,443                2,092,333                   0.1%
*     Gray Television, Inc. Class A                                         2,809                   20,787                   0.0%
#     Group 1 Automotive, Inc.                                            126,434               10,801,257                   0.3%
      Guess?, Inc.                                                          1,234                   27,358                   0.0%
      Harte-Hanks, Inc.                                                   142,987                  930,845                   0.0%
      Haverty Furniture Cos., Inc.                                        110,114                2,423,609                   0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
      Haverty Furniture Cos., Inc. Class A                                    700    $              15,386                   0.0%
*     Helen of Troy, Ltd.                                                 137,895                8,528,806                   0.2%
#*    hhgregg, Inc.                                                        59,528                  308,355                   0.0%
*     Hollywood Media Corp.                                                19,274                   21,394                   0.0%
      Hooker Furniture Corp.                                               53,234                  813,948                   0.0%
#*    Iconix Brand Group, Inc.                                            330,870               13,238,109                   0.4%
#     International Speedway Corp. Class A                                125,710                3,938,494                   0.1%
#*    Isle of Capri Casinos, Inc.                                          95,360                  708,525                   0.0%
#*    JAKKS Pacific, Inc.                                                 141,049                  899,893                   0.0%
*     Jarden Corp.                                                         31,950                2,079,625                   0.1%
      Johnson Outdoors, Inc. Class A                                      101,246                3,042,442                   0.1%
*     Journal Communications, Inc. Class A                                247,681                2,429,751                   0.1%
*     K12, Inc.                                                             5,499                   68,188                   0.0%
#*    Kirkland's, Inc.                                                     53,915                  959,687                   0.0%
#*    Kona Grill, Inc.                                                      1,474                   33,209                   0.0%
      Koss Corp.                                                              710                    1,008                   0.0%
      La-Z-Boy, Inc.                                                      233,867                5,346,200                   0.2%
#*    Lakeland Industries, Inc.                                            34,327                  484,011                   0.0%
#*    Lands' End, Inc.                                                        368                   17,469                   0.0%
*     LeapFrog Enterprises, Inc.                                           26,371                  140,294                   0.0%
      Lear Corp.                                                          120,618               11,157,165                   0.3%
#     Lennar Corp. Class A                                                228,598                9,848,002                   0.3%
      Lennar Corp. Class B                                                 66,137                2,322,070                   0.1%
*     Liberty TripAdvisor Holdings, Inc. Class A                           23,121                  730,161                   0.0%
*     Liberty Ventures Series A                                            26,736                  938,434                   0.0%
#*    Life Time Fitness, Inc.                                              41,587                2,319,307                   0.1%
#     Lifetime Brands, Inc.                                                63,921                1,093,688                   0.0%
      Lincoln Educational Services Corp.                                    2,664                    7,060                   0.0%
      Lithia Motors, Inc. Class A                                         112,625                8,741,952                   0.3%
*     Live Nation Entertainment, Inc.                                     433,828               11,279,528                   0.3%
*     Loral Space & Communications, Inc.                                   39,028                2,985,642                   0.1%
*     Luby's, Inc.                                                        151,536                  756,165                   0.0%
#*    M/I Homes, Inc.                                                      95,252                2,051,728                   0.1%
#*    Madison Square Garden Co. (The) Class A                              60,153                4,557,191                   0.1%
      Marcus Corp. (The)                                                  108,304                1,855,248                   0.1%
#*    MarineMax, Inc.                                                     127,066                2,435,855                   0.1%
      Marriott Vacations Worldwide Corp.                                   62,997                4,374,512                   0.1%
#*    Martha Stewart Living Omnimedia, Inc. Class A                         8,504                   36,822                   0.0%
*     McClatchy Co. (The) Class A                                         269,431                  959,174                   0.0%
#     MDC Holdings, Inc.                                                   94,679                2,312,061                   0.1%
#*    Media General, Inc. Class A                                          96,566                1,442,696                   0.0%
#     Men's Wearhouse, Inc. (The)                                         238,818               11,231,611                   0.3%
#     Meredith Corp.                                                       22,772                1,187,332                   0.0%
#*    Meritage Homes Corp.                                                 73,345                2,698,363                   0.1%
*     Modine Manufacturing Co.                                            147,459                1,891,899                   0.1%
*     Mohawk Industries, Inc.                                              24,238                3,442,765                   0.1%
*     Monarch Casino & Resort, Inc.                                         7,104                  115,582                   0.0%
*     Motorcar Parts of America, Inc.                                      56,988                1,654,932                   0.1%
      Movado Group, Inc.                                                  105,959                3,740,353                   0.1%
*     Multimedia Games Holding Co., Inc.                                   74,184                2,589,022                   0.1%
*     Murphy USA, Inc.                                                     25,684                1,471,693                   0.0%
#     NACCO Industries, Inc. Class A                                       25,083                1,469,111                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
#*    Nathan's Famous, Inc.                                                 8,610    $             618,887                   0.0%
*     Nautilus, Inc.                                                       32,258                  431,612                   0.0%
*     New York & Co., Inc.                                                121,740                  398,090                   0.0%
#     New York Times Co. (The) Class A                                     11,183                  143,590                   0.0%
*     Norwegian Cruise Line Holdings, Ltd.                                 44,108                1,720,212                   0.1%
#*    Office Depot, Inc.                                                1,398,222                7,298,719                   0.2%
*     P&F Industries, Inc. Class A                                          2,025                   16,180                   0.0%
#*    Pacific Sunwear of California, Inc.                                 227,171                  345,300                   0.0%
#*    Penn National Gaming, Inc.                                           44,413                  581,366                   0.0%
      Penske Automotive Group, Inc.                                       236,131               10,682,566                   0.3%
*     Pep Boys-Manny, Moe & Jack (The)                                    195,999                1,867,870                   0.1%
#*    Perfumania Holdings, Inc.                                            27,270                  167,710                   0.0%
#*    Perry Ellis International, Inc.                                      81,166                1,659,845                   0.1%
#*    Pinnacle Entertainment, Inc.                                        190,559                4,884,027                   0.1%
      PulteGroup, Inc.                                                    528,553               10,142,932                   0.3%
      PVH Corp.                                                            16,256                1,858,874                   0.1%
#*    Quiksilver, Inc.                                                    406,028                  710,549                   0.0%
*     Radio One, Inc. Class D                                              50,923                  126,798                   0.0%
*     RCI Hospitality Holdings, Inc.                                       49,664                  591,002                   0.0%
*     Reading International, Inc. Class B                                   6,238                   68,618                   0.0%
*     Red Lion Hotels Corp.                                                93,026                  527,457                   0.0%
#*    Red Robin Gourmet Burgers, Inc.                                      79,845                4,389,080                   0.1%
#     Regis Corp.                                                         240,190                4,078,426                   0.1%
#     Rent-A-Center, Inc.                                                 244,102                7,559,839                   0.2%
      Rocky Brands, Inc.                                                   37,738                  495,877                   0.0%
      Royal Caribbean Cruises, Ltd.                                        59,707                4,058,285                   0.1%
*     Ruby Tuesday, Inc.                                                  301,210                2,313,293                   0.1%
#     Ryland Group, Inc. (The)                                             62,514                2,238,626                   0.1%
#     Saga Communications, Inc. Class A                                    34,254                1,373,585                   0.0%
      Salem Communications Corp. Class A                                   55,646                  429,031                   0.0%
#     Scholastic Corp.                                                    140,916                4,905,286                   0.1%
      Service Corp. International                                         458,689               10,031,528                   0.3%
*     Shiloh Industries, Inc.                                             200,500                3,416,520                   0.1%
#     Shoe Carnival, Inc.                                                 115,172                2,119,165                   0.1%
#     Signet Jewelers, Ltd.                                                15,369                1,844,434                   0.1%
*     Sizmek, Inc.                                                         39,090                  223,986                   0.0%
#*    Skechers U.S.A., Inc. Class A                                       187,114               10,244,491                   0.3%
*     Skullcandy, Inc.                                                      9,800                   81,732                   0.0%
#*    Skyline Corp.                                                        29,726                  108,797                   0.0%
#     Sonic Automotive, Inc. Class A                                        9,487                  236,131                   0.0%
*     Spanish Broadcasting System, Inc. Class A                             4,503                   18,147                   0.0%
      Spartan Motors, Inc.                                                161,700                  920,073                   0.0%
#     Speedway Motorsports, Inc.                                          201,627                3,945,840                   0.1%
      Stage Stores, Inc.                                                  159,243                2,686,429                   0.1%
#     Standard Motor Products, Inc.                                       123,563                4,883,210                   0.1%
#*    Standard Pacific Corp.                                               93,831                  694,349                   0.0%
*     Stanley Furniture Co., Inc.                                          57,224                  165,950                   0.0%
      Stein Mart, Inc.                                                    124,540                1,666,345                   0.1%
*     Steiner Leisure, Ltd.                                                   255                   10,756                   0.0%
#*    Stoneridge, Inc.                                                     67,571                  877,747                   0.0%
#     Strattec Security Corp.                                              16,028                1,662,424                   0.1%
#     Superior Industries International, Inc.                             138,538                2,702,876                   0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
      Superior Uniform Group, Inc.                                         39,336    $             944,064                   0.0%
#     Sypris Solutions, Inc.                                               27,793                   94,774                   0.0%
#*    Systemax, Inc.                                                      245,635                3,758,215                   0.1%
      Tandy Leather Factory, Inc.                                          19,944                  184,283                   0.0%
*     Time, Inc.                                                            4,228                   95,511                   0.0%
*     Toll Brothers, Inc.                                                 255,255                8,155,397                   0.2%
      Trans World Entertainment Corp.                                      62,666                  206,798                   0.0%
#*    Tuesday Morning Corp.                                               189,888                3,871,816                   0.1%
#*    Unifi, Inc.                                                          94,608                2,646,186                   0.1%
#*    Universal Electronics, Inc.                                          24,952                1,419,519                   0.0%
      Universal Technical Institute, Inc.                                   1,031                   12,279                   0.0%
      Vail Resorts, Inc.                                                   39,741                3,432,033                   0.1%
#*    Valuevision Media, Inc. Class A                                      43,800                  247,908                   0.0%
*     Visteon Corp.                                                        10,520                  987,828                   0.0%
#*    Vitamin Shoppe, Inc.                                                 21,368                1,002,800                   0.0%
#*    VOXX International Corp.                                            116,682                  995,297                   0.0%
#     Wendy's Co. (The)                                                 1,383,503               11,095,694                   0.3%
#*    West Marine, Inc.                                                   120,425                1,184,982                   0.0%
#     Weyco Group, Inc.                                                    11,436                  356,231                   0.0%
*     William Lyon Homes Class A                                            1,633                   38,637                   0.0%
#     Wolverine World Wide, Inc.                                           40,910                1,110,297                   0.0%
      Wyndham Worldwide Corp.                                              21,808                1,693,827                   0.1%
                                                                                      --------------------    ------------------
Total Consumer Discretionary                                                                   561,071,146                  15.7%
                                                                                      --------------------    ------------------
Consumer Staples -- (2.8%)
#     Alico, Inc.                                                           8,414                  310,477                   0.0%
*     Alliance One International, Inc.                                    429,150                  871,174                   0.0%
      Andersons, Inc. (The)                                               126,005                8,030,299                   0.2%
#*    Boulder Brands, Inc.                                                264,860                2,351,957                   0.1%
*     Bridgford Foods Corp.                                                 2,376                   19,947                   0.0%
#     Cal-Maine Foods, Inc.                                                 3,394                  297,959                   0.0%
#     Casey's General Stores, Inc.                                         17,471                1,430,351                   0.1%
*     CCA Industries, Inc.                                                  9,592                   32,613                   0.0%
*     Central Garden and Pet Co.                                           68,266                  544,763                   0.0%
#*    Central Garden and Pet Co. Class A                                  176,558                1,516,633                   0.1%
#*    Chiquita Brands International, Inc.                                 238,326                3,439,044                   0.1%
#     Coca-Cola Bottling Co. Consolidated                                   5,966                  539,565                   0.0%
*     Constellation Brands, Inc. Class A                                  114,372               10,469,613                   0.3%
*     Constellation Brands, Inc. Class B                                    1,161                  106,046                   0.0%
#*    Craft Brew Alliance, Inc.                                            91,153                1,265,204                   0.0%
#*    Darling International, Inc.                                          15,200                  267,520                   0.0%
#     Dean Foods Co.                                                       26,610                  391,433                   0.0%
      Energizer Holdings, Inc.                                             12,003                1,472,168                   0.1%
#*    Farmer Bros. Co.                                                     56,523                1,648,211                   0.1%
#     Fresh Del Monte Produce, Inc.                                       253,809                8,149,807                   0.2%
      Golden Enterprises, Inc.                                             27,634                  123,524                   0.0%
#*    Hain Celestial Group, Inc. (The)                                    130,526               14,129,439                   0.4%
      Ingles Markets, Inc. Class A                                         64,005                1,721,734                   0.1%
#     Ingredion, Inc.                                                      62,686                4,842,493                   0.1%
#     Inter Parfums, Inc.                                                  10,013                  284,369                   0.0%
      J&J Snack Foods Corp.                                                   800                   82,424                   0.0%
#     John B. Sanfilippo & Son, Inc.                                       48,275                1,793,416                   0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Consumer Staples -- (Continued)
      Limoneira Co.                                                           500    $              12,830                   0.0%
*     Mannatech, Inc.                                                       8,479                  123,539                   0.0%
      MGP Ingredients, Inc.                                                75,349                  930,560                   0.0%
*     Natural Alternatives International, Inc.                              9,338                   57,242                   0.0%
*     Nutraceutical International Corp.                                    63,201                1,420,758                   0.0%
      Oil-Dri Corp. of America                                             28,763                  868,067                   0.0%
*     Omega Protein Corp.                                                 123,884                1,790,124                   0.1%
#     Orchids Paper Products Co.                                           16,397                  471,578                   0.0%
*     Pantry, Inc. (The)                                                  114,386                2,947,727                   0.1%
#*    Pilgrim's Pride Corp.                                                 9,043                  256,912                   0.0%
#*    Post Holdings, Inc.                                                 129,830                4,868,625                   0.1%
*     Primo Water Corp.                                                     5,744                   24,297                   0.0%
      Reliv International, Inc.                                             1,105                    1,337                   0.0%
#     Sanderson Farms, Inc.                                                30,733                2,580,957                   0.1%
*     Seaboard Corp.                                                        2,639                8,109,304                   0.2%
#*    Seneca Foods Corp. Class A                                           30,926                  831,291                   0.0%
*     Seneca Foods Corp. Class B                                            1,786                   53,982                   0.0%
#     Snyder's-Lance, Inc.                                                 24,040                  716,152                   0.0%
      SpartanNash Co.                                                     230,863                5,173,640                   0.2%
      Spectrum Brands Holdings, Inc.                                       81,722                7,403,196                   0.2%
#*    TreeHouse Foods, Inc.                                                45,157                3,846,022                   0.1%
#     Universal Corp.                                                     108,949                4,848,230                   0.1%
      Village Super Market, Inc. Class A                                   16,501                  457,903                   0.0%
#     Weis Markets, Inc.                                                   47,949                2,140,443                   0.1%
                                                                                      --------------------    ------------------
Total Consumer Staples                                                                         116,066,899                   3.3%
                                                                                      --------------------    ------------------
Energy -- (7.0%)
      Adams Resources & Energy, Inc.                                       23,737                  998,141                   0.0%
#     Alon USA Energy, Inc.                                               153,094                2,455,628                   0.1%
#*    Alpha Natural Resources, Inc.                                       285,868                  560,301                   0.0%
#*    Approach Resources, Inc.                                             75,306                  745,529                   0.0%
#     Arch Coal, Inc.                                                      35,400                   76,464                   0.0%
#*    Atwood Oceanics, Inc.                                                 6,145                  249,794                   0.0%
*     Barnwell Industries, Inc.                                            24,887                   63,711                   0.0%
#*    Basic Energy Services, Inc.                                         159,165                2,053,228                   0.1%
#*    Bill Barrett Corp.                                                  162,823                2,474,910                   0.1%
      Bolt Technology Corp.                                                27,144                  595,268                   0.0%
*     Bonanza Creek Energy, Inc.                                           14,596                  660,323                   0.0%
#*    BPZ Resources, Inc.                                                 198,307                  245,901                   0.0%
      Bristow Group, Inc.                                                 174,943               12,928,288                   0.4%
*     C&J Energy Services, Inc.                                            52,236                1,008,677                   0.0%
#*    Callon Petroleum Co.                                                 87,827                  576,145                   0.0%
*     Carrizo Oil & Gas, Inc.                                              19,714                1,023,945                   0.0%
      Cimarex Energy Co.                                                    3,516                  399,664                   0.0%
#*    Clayton Williams Energy, Inc.                                         4,143                  344,449                   0.0%
#*    Cloud Peak Energy, Inc.                                              86,854                1,039,642                   0.0%
#     Comstock Resources, Inc.                                            135,349                1,602,532                   0.1%
*     Contango Oil & Gas Co.                                               20,887                  763,838                   0.0%
#     Dawson Geophysical Co.                                               39,782                  675,896                   0.0%
      Delek US Holdings, Inc.                                             148,191                5,022,193                   0.1%
#     Denbury Resources, Inc.                                             306,318                3,798,343                   0.1%
      DHT Holdings, Inc.                                                    9,144                   60,899                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Energy -- (Continued)
#     Diamond Offshore Drilling, Inc.                                      21,985    $             829,054                   0.0%
#*    Emerald Oil, Inc.                                                    95,868                  304,860                   0.0%
#     Energy XXI Bermuda, Ltd.                                            108,809                  836,741                   0.0%
*     ENGlobal Corp.                                                       13,721                   17,975                   0.0%
      EnLink Midstream LLC                                                137,887                5,225,917                   0.2%
*     Era Group, Inc.                                                      71,064                1,662,187                   0.1%
*     Escalera Resources Co.                                               42,677                   48,225                   0.0%
#     Exterran Holdings, Inc.                                             320,367               12,600,034                   0.4%
*     Forbes Energy Services, Ltd.                                          2,238                    6,445                   0.0%
*     Forum Energy Technologies, Inc.                                       6,425                  175,403                   0.0%
#     GasLog, Ltd.                                                            559                   11,638                   0.0%
*     Gastar Exploration, Inc.                                             17,889                   71,556                   0.0%
#     Green Plains, Inc.                                                  135,748                4,642,582                   0.1%
#     Gulf Island Fabrication, Inc.                                        66,673                1,409,467                   0.0%
#     Gulfmark Offshore, Inc. Class A                                     113,734                3,430,217                   0.1%
#*    Halcon Resources Corp.                                               46,079                  143,306                   0.0%
#*    Harvest Natural Resources, Inc.                                     197,639                  735,217                   0.0%
*     Helix Energy Solutions Group, Inc.                                  562,740               14,991,394                   0.4%
#*    Hercules Offshore, Inc.                                             650,009                1,072,515                   0.0%
*     HKN, Inc.                                                             1,381                   91,146                   0.0%
      HollyFrontier Corp.                                                 191,307                8,681,512                   0.3%
#*    Hornbeck Offshore Services, Inc.                                    164,640                5,047,862                   0.2%
#*    Key Energy Services, Inc.                                           211,774                  643,793                   0.0%
*     Kodiak Oil & Gas Corp.                                               46,007                  496,416                   0.0%
#     LinnCo LLC                                                           79,112                1,896,315                   0.1%
#*    Magnum Hunter Resources Corp.                                        22,261                  103,291                   0.0%
#*    Matador Resources Co.                                                24,467                  593,814                   0.0%
*     Matrix Service Co.                                                   54,894                1,375,644                   0.0%
#*    McDermott International, Inc.                                        19,911                   76,458                   0.0%
*     Mexco Energy Corp.                                                    7,515                   44,714                   0.0%
#*    Miller Energy Resources, Inc.                                        14,965                   52,078                   0.0%
*     Mitcham Industries, Inc.                                             60,906                  621,241                   0.0%
      Nabors Industries, Ltd.                                             558,854                9,975,544                   0.3%
*     Natural Gas Services Group, Inc.                                     67,821                1,745,034                   0.1%
*     Newfield Exploration Co.                                            158,988                5,184,599                   0.2%
#*    Newpark Resources, Inc.                                             389,467                4,451,608                   0.1%
#     Noble Corp. P.L.C.                                                    8,890                  185,979                   0.0%
#*    Northern Oil and Gas, Inc.                                           49,133                  555,203                   0.0%
#*    Nuverra Environmental Solutions, Inc.                                16,742                  158,547                   0.0%
#*    Oasis Petroleum, Inc.                                                11,680                  349,933                   0.0%
*     Oil States International, Inc.                                       25,637                1,531,554                   0.1%
#*    Overseas Shipholding Group, Inc.                                      5,455                   28,093                   0.0%
      Panhandle Oil and Gas, Inc. Class A                                     700                   14,392                   0.0%
#*    Parker Drilling Co.                                                 577,643                2,564,735                   0.1%
      Patterson-UTI Energy, Inc.                                          473,266               10,899,316                   0.3%
      PBF Energy, Inc. Class A                                              9,139                  238,254                   0.0%
*     PDC Energy, Inc.                                                    111,531                4,876,135                   0.1%
#     Peabody Energy Corp.                                                 77,584                  809,201                   0.0%
#*    Penn Virginia Corp.                                                 184,897                1,584,567                   0.1%
#*    PHI, Inc. Non-Voting                                                 94,842                4,243,231                   0.1%
*     PHI, Inc. Voting                                                        787                   33,455                   0.0%
*     Pioneer Energy Services Corp.                                       289,674                2,659,207                   0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Energy -- (Continued)
      QEP Resources, Inc.                                                 201,200    $           5,044,084                   0.1%
#*    Renewable Energy Group, Inc.                                         56,603                  596,030                   0.0%
#*    REX American Resources Corp.                                         43,724                3,181,358                   0.1%
#*    Rex Energy Corp.                                                    216,988                1,701,186                   0.1%
#*    Rosetta Resources, Inc.                                              10,245                  389,617                   0.0%
      Rowan Cos. P.L.C. Class A                                           328,885                7,982,039                   0.2%
#*    SandRidge Energy, Inc.                                              225,671                  880,117                   0.0%
#     Scorpio Tankers, Inc.                                                97,905                  854,711                   0.0%
#*    SEACOR Holdings, Inc.                                                76,006                6,266,695                   0.2%
      SemGroup Corp. Class A                                               23,770                1,824,348                   0.1%
#     Ship Finance International, Ltd.                                     50,367                  865,809                   0.0%
#     SM Energy Co.                                                        55,896                3,146,945                   0.1%
#*    Stone Energy Corp.                                                   99,957                2,448,946                   0.1%
      Superior Energy Services, Inc.                                      322,601                8,113,415                   0.2%
#*    Swift Energy Co.                                                    167,159                1,145,039                   0.0%
#*    Synergy Resources Corp.                                                 982                   11,971                   0.0%
*     Synthesis Energy Systems, Inc.                                       39,547                   40,733                   0.0%
#     Teekay Corp.                                                        156,368                9,141,273                   0.3%
#     Tesco Corp.                                                          42,053                  800,689                   0.0%
      Tesoro Corp.                                                        419,582               29,962,351                   0.8%
*     TETRA Technologies, Inc.                                            163,386                1,557,069                   0.1%
#*    TGC Industries, Inc.                                                 13,136                   41,247                   0.0%
#     Tidewater, Inc.                                                     146,594                5,404,921                   0.2%
#*    Triangle Petroleum Corp.                                            174,397                1,351,577                   0.0%
*     Unit Corp.                                                          117,085                5,669,256                   0.2%
#*    Vaalco Energy, Inc.                                                 124,037                  920,355                   0.0%
#     W&T Offshore, Inc.                                                   16,805                  152,757                   0.0%
*     Warren Resources, Inc.                                              139,807                  483,732                   0.0%
      Western Refining, Inc.                                              378,467               17,254,311                   0.5%
*     Whiting Petroleum Corp.                                             170,705               10,453,974                   0.3%
*     Willbros Group, Inc.                                                212,504                1,247,398                   0.0%
#*    WPX Energy, Inc.                                                    224,462                4,291,713                   0.1%
                                                                                      --------------------    ------------------
Total Energy                                                                                   293,676,979                   8.2%
                                                                                      --------------------    ------------------
Financials -- (21.8%)
*     1st Constitution Bancorp                                                785                    8,717                   0.0%
#     1st Source Corp.                                                    206,895                6,473,745                   0.2%
      1st United Bancorp, Inc.                                             24,750                  219,038                   0.0%
      Access National Corp.                                                12,288                  207,053                   0.0%
#     Alexander & Baldwin, Inc.                                           199,071                7,968,812                   0.2%
*     Alleghany Corp.                                                       6,547                2,908,701                   0.1%
      Alliance Bancorp, Inc. of Pennsylvania                                2,169                   35,767                   0.0%
      Allied World Assurance Co. Holdings AG                              466,524               17,727,912                   0.5%
#*    Ambac Financial Group, Inc.                                          22,715                  519,719                   0.0%
      Ameriana Bancorp                                                        645                   10,926                   0.0%
      American Equity Investment Life Holding Co.                         349,240                9,013,884                   0.3%
      American Financial Group, Inc.                                      370,385               22,160,135                   0.6%
*     American Independence Corp.                                           4,603                   50,587                   0.0%
#     American National Bankshares, Inc.                                   15,485                  374,737                   0.0%
      American National Insurance Co.                                      41,466                4,730,441                   0.1%
*     American River Bankshares                                             7,628                   72,466                   0.0%
      Ameris Bancorp                                                       68,629                1,701,999                   0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Financials -- (Continued)
      AMERISAFE, Inc.                                                      88,937    $           3,708,673                   0.1%
      AmeriServ Financial, Inc.                                           182,092                  573,590                   0.0%
*     Arch Capital Group, Ltd.                                             11,619                  654,382                   0.0%
      Argo Group International Holdings, Ltd.                             156,217                8,716,909                   0.3%
#     Arrow Financial Corp.                                                 1,154                   31,608                   0.0%
      Aspen Insurance Holdings, Ltd.                                      254,728               11,113,783                   0.3%
      Associated Banc-Corp                                                344,744                6,481,187                   0.2%
      Assurant, Inc.                                                      331,133               22,589,893                   0.6%
      Assured Guaranty, Ltd.                                              443,343               10,232,356                   0.3%
*     Asta Funding, Inc.                                                   54,947                  463,203                   0.0%
#     Astoria Financial Corp.                                             281,127                3,696,820                   0.1%
      Atlantic American Corp.                                               6,923                   26,723                   0.0%
*     Atlanticus Holdings Corp.                                            57,981                   81,173                   0.0%
      Auburn National Bancorporation, Inc.                                    513                   12,040                   0.0%
*     AV Homes, Inc.                                                       53,958                  808,830                   0.0%
      Axis Capital Holdings, Ltd.                                         302,382               14,556,669                   0.4%
#     Baldwin & Lyons, Inc. Class A                                           276                    6,768                   0.0%
      Baldwin & Lyons, Inc. Class B                                        58,678                1,579,612                   0.1%
#     Banc of California, Inc.                                             14,448                  170,053                   0.0%
      Bancfirst Corp.                                                       4,968                  322,920                   0.0%
      Bancorp of New Jersey, Inc.                                             541                    6,516                   0.0%
#*    Bancorp, Inc.                                                        67,770                  641,104                   0.0%
#     BancorpSouth, Inc.                                                  149,931                3,452,911                   0.1%
      Bank Mutual Corp.                                                   212,319                1,399,182                   0.0%
      Bank of Commerce Holdings                                               300                    1,815                   0.0%
      Bank of Kentucky Financial Corp (The)                                 8,390                  393,575                   0.0%
#     BankFinancial Corp.                                                 120,428                1,436,706                   0.0%
      Banner Corp.                                                         34,188                1,477,605                   0.0%
      Bar Harbor Bankshares                                                20,276                  590,032                   0.0%
      BBCN Bancorp, Inc.                                                  183,485                2,594,478                   0.1%
*     BBX Capital Corp. Class A                                             1,200                   22,080                   0.0%
      BCB Bancorp, Inc.                                                     9,368                  120,754                   0.0%
#*    Bear State Financial, Inc.                                            9,476                   85,000                   0.0%
*     Beneficial Mutual Bancorp, Inc.                                       8,387                  112,637                   0.0%
      Berkshire Bancorp, Inc.                                               2,534                   21,222                   0.0%
      Berkshire Hills Bancorp, Inc.                                       119,858                3,089,939                   0.1%
#*    BofI Holding, Inc.                                                   56,878                4,380,744                   0.1%
      Boston Private Financial Holdings, Inc.                             246,430                3,240,554                   0.1%
#     Bridge Bancorp, Inc.                                                  1,343                   35,267                   0.0%
#*    Bridge Capital Holdings                                              12,594                  303,767                   0.0%
      Brookline Bancorp, Inc.                                             204,294                1,959,179                   0.1%
#     Bryn Mawr Bank Corp.                                                 12,375                  381,521                   0.0%
      C&F Financial Corp.                                                   2,539                   87,189                   0.0%
      Calamos Asset Management, Inc. Class A                               27,968                  383,162                   0.0%
      California First National Bancorp                                    17,918                  270,562                   0.0%
#     Camden National Corp.                                                24,991                1,022,382                   0.0%
#     Cape Bancorp, Inc.                                                    1,782                   15,878                   0.0%
#*    Capital Bank Financial Corp. Class A                                    511                   13,230                   0.0%
#     Capital City Bank Group, Inc.                                        37,417                  565,371                   0.0%
#     Capital Southwest Corp.                                              60,721                2,226,032                   0.1%
#     Capitol Federal Financial, Inc.                                     123,647                1,583,918                   0.1%
#     Cardinal Financial Corp.                                            123,698                2,375,002                   0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Financials -- (Continued)
*     Cascade Bancorp                                                     139,244    $             711,537                   0.0%
      Cash America International, Inc.                                      4,992                  245,357                   0.0%
      Cathay General Bancorp                                              299,120                7,899,759                   0.2%
      Centerstate Banks, Inc.                                              20,216                  235,314                   0.0%
#     Central Pacific Financial Corp.                                       1,911                   36,118                   0.0%
#     Century Bancorp, Inc. Class A                                         3,160                  120,017                   0.0%
      Chemical Financial Corp.                                             81,419                2,424,658                   0.1%
      Chicopee Bancorp, Inc.                                                8,359                  124,466                   0.0%
#     Cincinnati Financial Corp.                                           93,979                4,743,120                   0.1%
      Citizens Community Bancorp, Inc.                                     29,400                  261,660                   0.0%
      Citizens Holding Co.                                                  1,122                   21,038                   0.0%
#*    Citizens, Inc.                                                      167,031                1,217,656                   0.0%
#     City Holding Co.                                                      9,512                  427,945                   0.0%
#     Clifton Bancorp, Inc.                                                   531                    6,914                   0.0%
#     CNB Financial Corp.                                                   1,243                   22,511                   0.0%
      CNO Financial Group, Inc.                                         1,264,042               22,917,081                   0.6%
#     CoBiz Financial, Inc.                                               131,357                1,578,911                   0.1%
      Codorus Valley Bancorp, Inc.                                          5,308                  114,754                   0.0%
*     Colonial Financial Services, Inc.                                    14,655                  190,368                   0.0%
#*    Colony Bankcorp, Inc.                                                 4,653                   32,571                   0.0%
      Columbia Banking System, Inc.                                        54,729                1,520,372                   0.1%
      Commercial National Financial Corp.                                     959                   20,379                   0.0%
#     Community Bank System, Inc.                                          98,933                3,774,294                   0.1%
      Community Trust Bancorp, Inc.                                        29,616                1,064,695                   0.0%
      Community West Bancshares                                            16,252                  104,825                   0.0%
      ConnectOne Bancorp, Inc.                                             42,304                  782,624                   0.0%
#     Consolidated-Tomoka Land Co.                                          3,222                  168,156                   0.0%
#*    Consumer Portfolio Services, Inc.                                    67,542                  476,847                   0.0%
#*    Cowen Group, Inc. Class A                                           236,383                  954,987                   0.0%
#*    Customers Bancorp, Inc.                                               3,416                   65,246                   0.0%
#     CVB Financial Corp.                                                  12,977                  204,777                   0.0%
      Dime Community Bancshares, Inc.                                      35,690                  562,117                   0.0%
      Donegal Group, Inc. Class A                                          72,219                1,142,505                   0.0%
#     Donegal Group, Inc. Class B                                           6,424                  134,904                   0.0%
#*    Doral Financial Corp.                                                 1,604                    9,319                   0.0%
*     E*TRADE Financial Corp.                                             618,552               13,793,710                   0.4%
      East West Bancorp, Inc.                                                 850                   31,246                   0.0%
*     Eastern Virginia Bankshares, Inc.                                     8,379                   51,866                   0.0%
#     EMC Insurance Group, Inc.                                           141,757                4,541,894                   0.1%
      Employers Holdings, Inc.                                             48,954                  998,172                   0.0%
#*    Encore Capital Group, Inc.                                           86,358                3,930,153                   0.1%
      Endurance Specialty Holdings, Ltd.                                  206,632               11,974,324                   0.3%
*     Enstar Group, Ltd.                                                    2,477                  366,769                   0.0%
#     Enterprise Bancorp, Inc.                                              7,556                  177,793                   0.0%
      Enterprise Financial Services Corp.                                  36,742                  692,587                   0.0%
#     ESB Financial Corp.                                                  40,492                  755,581                   0.0%
      ESSA Bancorp, Inc.                                                   68,448                  786,468                   0.0%
      Evans Bancorp, Inc.                                                   8,434                  196,048                   0.0%
#     EverBank Financial Corp.                                            113,065                2,165,195                   0.1%
      Everest Re Group, Ltd.                                              104,016               17,750,330                   0.5%
#*    Ezcorp, Inc. Class A                                                  8,511                   96,004                   0.0%
*     Farmers Capital Bank Corp.                                            3,854                   86,484                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Financials -- (Continued)
           FBL Financial Group, Inc. Class A                              127,606    $           6,326,705                   0.2%
           Federal Agricultural Mortgage Corp. Class A                      2,471                   60,540                   0.0%
           Federal Agricultural Mortgage Corp. Class C                     43,772                1,457,608                   0.0%
#          Federated National Holding Co.                                  55,257                1,848,899                   0.1%
#          Fidelity Southern Corp.                                         32,308                  495,928                   0.0%
           Financial Institutions, Inc.                                    25,514                  641,422                   0.0%
*          First Acceptance Corp.                                         101,596                  260,086                   0.0%
#          First American Financial Corp.                                 291,331                8,833,156                   0.3%
#          First Bancorp, Inc.                                             18,788                  332,360                   0.0%
*          First BanCorp.(318672706)                                       37,111                  193,348                   0.0%
           First Bancorp.(318910106)                                       68,195                1,235,693                   0.0%
*          First Bancshares, Inc.                                           2,300                   16,031                   0.0%
           First Bancshares, Inc. (The)                                       171                    2,572                   0.0%
           First Busey Corp.                                              109,900                  686,875                   0.0%
#          First Business Financial Services, Inc.                          2,294                  107,657                   0.0%
           First Citizens BancShares, Inc. Class A                         20,291                5,097,302                   0.2%
#          First Commonwealth Financial Corp.                             338,578                3,165,704                   0.1%
           First Community Bancshares, Inc.                                38,339                  627,609                   0.0%
#          First Connecticut Bancorp, Inc.                                  2,083                   32,578                   0.0%
           First Defiance Financial Corp.                                  36,856                1,128,899                   0.0%
           First Federal of Northern Michigan Bancorp, Inc.                 7,296                   35,677                   0.0%
           First Financial Bancorp                                         45,280                  794,211                   0.0%
           First Financial Corp.                                           57,983                2,010,850                   0.1%
           First Financial Northwest, Inc.                                111,813                1,297,031                   0.0%
#          First Horizon National Corp.                                   119,916                1,542,120                   0.1%
           First Interstate Bancsystem, Inc.                               24,755                  726,312                   0.0%
#*         First Marblehead Corp. (The)                                     8,044                   19,869                   0.0%
           First Merchants Corp.                                          204,016                4,620,962                   0.1%
           First Midwest Bancorp, Inc.                                    241,942                4,062,206                   0.1%
*          First NBC Bank Holding Co.                                       1,604                   58,915                   0.0%
           First Niagara Financial Group, Inc.                            528,271                3,956,750                   0.1%
(Degree)*  First Place Financial Corp.                                    114,087                       11                   0.0%
           First South Bancorp, Inc.                                          967                    7,978                   0.0%
*          First United Corp.                                               6,083                   52,010                   0.0%
           First West Virginia Bancorp                                        843                   16,852                   0.0%
#          FirstMerit Corp.                                               230,826                4,235,657                   0.1%
*          Flagstar Bancorp, Inc.                                          32,932                  517,691                   0.0%
           Flushing Financial Corp.                                       117,856                2,373,620                   0.1%
#          FNB Corp.                                                      294,387                3,765,210                   0.1%
           FNF Group                                                       91,432                2,728,331                   0.1%
*          FNFV Group                                                      30,474                  409,571                   0.0%
*          Forest City Enterprises, Inc. Class A                          117,860                2,462,095                   0.1%
*          Forestar Group, Inc.                                            39,407                  687,652                   0.0%
           Fox Chase Bancorp, Inc.                                         18,083                  296,200                   0.0%
#*         Franklin Financial Corp.                                           169                    3,508                   0.0%
           Fulton Financial Corp.                                         204,809                2,433,131                   0.1%
*          Genworth Financial, Inc. Class A                               923,584               12,920,940                   0.4%
#          German American Bancorp, Inc.                                   61,710                1,843,278                   0.1%
#          GFI Group, Inc.                                                 13,313                   73,222                   0.0%
           Glacier Bancorp, Inc.                                           31,278                  897,366                   0.0%
*          Global Indemnity P.L.C.                                         60,021                1,739,409                   0.1%
#          Great Southern Bancorp, Inc.                                    26,760                1,017,148                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Financials -- (Continued)
*     Green Dot Corp. Class A                                              33,327    $             796,515                   0.0%
*     Greenlight Capital Re, Ltd. Class A                                  10,648                  345,528                   0.0%
#     Griffin Land & Nurseries, Inc.                                        9,402                  245,862                   0.0%
#     Guaranty Bancorp                                                     52,602                  829,534                   0.0%
      Guaranty Federal Bancshares, Inc.                                    14,051                  178,377                   0.0%
*     Hallmark Financial Services, Inc.                                   105,817                1,233,826                   0.0%
#     Hampden Bancorp, Inc.                                                14,730                  253,356                   0.0%
      Hancock Holding Co.                                                  40,812                1,436,174                   0.0%
      Hanmi Financial Corp.                                                44,183                  947,725                   0.0%
      Hanover Insurance Group, Inc. (The)                                 140,426                9,400,116                   0.3%
      Harleysville Savings Financial Corp.                                  1,426                   24,028                   0.0%
      Hawthorn Bancshares, Inc.                                             9,128                  125,601                   0.0%
      HCC Insurance Holdings, Inc.                                         65,988                3,443,914                   0.1%
#     HCI Group, Inc.                                                      30,002                1,525,302                   0.1%
      Heartland Financial USA, Inc.                                        10,901                  289,967                   0.0%
      Heritage Commerce Corp.                                              59,091                  514,092                   0.0%
      Heritage Financial Corp.                                             28,180                  494,559                   0.0%
      Heritage Financial Group, Inc.                                        1,394                   29,539                   0.0%
      HF Financial Corp.                                                   12,333                  167,605                   0.0%
*     Hilltop Holdings, Inc.                                              239,405                5,274,092                   0.2%
      Hingham Institution for Savings                                       1,253                  103,648                   0.0%
*     HMN Financial, Inc.                                                  24,144                  312,906                   0.0%
*     Home Bancorp, Inc.                                                    5,323                  121,311                   0.0%
*     HomeTrust Bancshares, Inc.                                            1,220                   18,849                   0.0%
      HopFed Bancorp, Inc.                                                 28,833                  329,850                   0.0%
      Horace Mann Educators Corp.                                         251,498                7,648,054                   0.2%
#     Horizon Bancorp                                                       9,354                  240,585                   0.0%
      Hudson City Bancorp, Inc.                                           211,602                2,041,959                   0.1%
#     Hudson Valley Holding Corp.                                           5,146                  117,020                   0.0%
      Huntington Bancshares, Inc.                                           1,986                   19,681                   0.0%
#     Iberiabank Corp.                                                     53,367                3,674,852                   0.1%
#*    Imperial Holdings, Inc.                                               3,445                   21,600                   0.0%
#     Independence Holding Co.                                             50,444                  713,783                   0.0%
#     Independent Bank Corp.(453836108)                                    66,239                2,702,551                   0.1%
#     Independent Bank Corp.(453838609)                                    43,229                  521,774                   0.0%
      Infinity Property & Casualty Corp.                                   91,923                6,711,298                   0.2%
      Interactive Brokers Group, Inc. Class A                              60,692                1,567,067                   0.1%
#     International Bancshares Corp.                                      158,012                4,482,800                   0.1%
      Intervest Bancshares Corp. Class A                                   17,894                  174,467                   0.0%
#*    INTL. FCStone, Inc.                                                  12,526                  226,721                   0.0%
*     Investment Technology Group, Inc.                                   137,565                2,466,540                   0.1%
#     Investors Bancorp, Inc.                                                 685                    7,364                   0.0%
      Investors Title Co.                                                   7,764                  581,912                   0.0%
#     Janus Capital Group, Inc.                                           430,097                6,447,154                   0.2%
      JMP Group, Inc.                                                      45,410                  331,493                   0.0%
*     KCG Holdings, Inc. Class A                                           20,193                  215,257                   0.0%
#     Kemper Corp.                                                        246,578                9,086,399                   0.3%
      Kentucky First Federal Bancorp                                          496                    4,062                   0.0%
      Lake Shore Bancorp, Inc.                                              1,066                   14,764                   0.0%
      Lakeland Bancorp, Inc.                                              136,165                1,496,453                   0.1%
      Lakeland Financial Corp.                                             22,403                  928,380                   0.0%
      Landmark Bancorp, Inc.                                                2,561                   61,208                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Financials -- (Continued)
      Legg Mason, Inc.                                                    349,011    $          18,148,572                   0.5%
      Leucadia National Corp.                                              74,210                1,764,714                   0.1%
      LNB Bancorp, Inc.                                                    50,800                  713,232                   0.0%
      Louisiana Bancorp, Inc.                                               4,919                  102,709                   0.0%
      LSB Financial Corp.                                                     751                   32,729                   0.0%
#     Macatawa Bank Corp.                                                 127,574                  664,661                   0.0%
*     Magyar Bancorp, Inc.                                                  6,751                   58,666                   0.0%
#     Maiden Holdings, Ltd.                                               177,976                2,126,813                   0.1%
      MainSource Financial Group, Inc.                                    118,760                2,160,244                   0.1%
#*    Markel Corp.                                                          4,936                3,410,233                   0.1%
      Marlin Business Services Corp.                                       61,664                1,303,577                   0.0%
#     MB Financial, Inc.                                                  206,707                6,521,606                   0.2%
#*    MBIA, Inc.                                                          613,326                5,986,062                   0.2%
*     MBT Financial Corp.                                                  54,563                  253,718                   0.0%
#     Meadowbrook Insurance Group, Inc.                                   274,743                1,750,113                   0.1%
#     Medallion Financial Corp.                                            30,362                  350,681                   0.0%
#     Mercantile Bank Corp.                                                38,174                  753,173                   0.0%
      Merchants Bancshares, Inc.                                           13,907                  414,290                   0.0%
#     Mercury General Corp.                                                13,235                  703,043                   0.0%
#*    Meridian Bancorp, Inc.                                               29,987                  340,053                   0.0%
      Meta Financial Group, Inc.                                           10,537                  395,243                   0.0%
*     Metro Bancorp, Inc.                                                  65,882                1,649,685                   0.1%
#*    MGIC Investment Corp.                                               588,073                5,245,611                   0.2%
      MicroFinancial, Inc.                                                 47,656                  399,834                   0.0%
      Mid Penn Bancorp, Inc.                                                  262                    4,058                   0.0%
#     MidSouth Bancorp, Inc.                                               38,730                  733,546                   0.0%
#     MidWestOne Financial Group, Inc.                                     16,967                  452,680                   0.0%
#     Montpelier Re Holdings, Ltd.                                        301,072                9,977,526                   0.3%
*     MSB Financial Corp.                                                   3,000                   27,120                   0.0%
      MutualFirst Financial, Inc.                                          17,676                  384,453                   0.0%
#     NASDAQ OMX Group, Inc. (The)                                        416,712               18,026,961                   0.5%
      National Bank Holdings Corp. Class A                                  2,207                   43,235                   0.0%
#     National Interstate Corp.                                             2,138                   60,805                   0.0%
      National Penn Bancshares, Inc.                                      234,997                2,418,123                   0.1%
      National Security Group, Inc. (The)                                     193                    2,627                   0.0%
#     National Western Life Insurance Co. Class A                           5,667                1,535,757                   0.1%
*     Naugatuck Valley Financial Corp.                                      1,247                    9,914                   0.0%
*     Navigators Group, Inc. (The)                                         76,756                5,226,316                   0.2%
#     NBT Bancorp, Inc.                                                    26,474                  679,852                   0.0%
      Nelnet, Inc. Class A                                                109,310                5,202,063                   0.2%
#     New Hampshire Thrift Bancshares, Inc.                                16,158                  255,620                   0.0%
#     New York Community Bancorp, Inc.                                    671,513               10,710,632                   0.3%
*     NewBridge Bancorp                                                    51,416                  457,088                   0.0%
#*    NewStar Financial, Inc.                                             217,583                2,976,535                   0.1%
      Nicholas Financial, Inc.                                              4,160                   50,794                   0.0%
      Northeast Bancorp                                                       522                    4,703                   0.0%
      Northeast Community Bancorp, Inc.                                    50,944                  356,608                   0.0%
#     Northfield Bancorp, Inc.                                             19,358                  275,658                   0.0%
#     Northrim BanCorp, Inc.                                               24,258                  701,056                   0.0%
      Northwest Bancshares, Inc.                                           79,229                1,016,508                   0.0%
      Norwood Financial Corp.                                               2,565                   74,308                   0.0%
      Ocean Shore Holding Co.                                               2,593                   37,339                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Financials -- (Continued)
      OceanFirst Financial Corp.                                           31,666    $             524,706                   0.0%
#*    Ocwen Financial Corp.                                                81,073                1,910,080                   0.1%
      OFG Bancorp                                                         150,301                2,340,187                   0.1%
      Ohio Valley Banc Corp.                                                1,614                   38,526                   0.0%
      Old Line Bancshares, Inc.                                             2,048                   32,727                   0.0%
      Old National Bancorp                                                119,771                1,742,668                   0.1%
      Old Republic International Corp.                                    665,413                9,828,150                   0.3%
*     Old Second Bancorp, Inc.                                             56,217                  269,842                   0.0%
      OmniAmerican Bancorp, Inc.                                           36,492                  986,744                   0.0%
      OneBeacon Insurance Group, Ltd. Class A                              73,090                1,164,324                   0.0%
      Oppenheimer Holdings, Inc. Class A                                    6,305                  154,788                   0.0%
      Oritani Financial Corp.                                              12,995                  191,936                   0.0%
      Pacific Continental Corp.                                            29,261                  421,944                   0.0%
*     Pacific Mercantile Bancorp                                           58,804                  413,980                   0.0%
#*    Pacific Premier Bancorp, Inc.                                        15,952                  258,263                   0.0%
      PacWest Bancorp                                                     126,985                5,417,180                   0.2%
      Park Sterling Corp.                                                  90,477                  693,054                   0.0%
      PartnerRe, Ltd.                                                     163,753               18,944,585                   0.5%
*     Patriot National Bancorp, Inc.                                        7,200                   13,248                   0.0%
#     Peapack Gladstone Financial Corp.                                    26,923                  491,345                   0.0%
#     Penns Woods Bancorp, Inc.                                               451                   21,887                   0.0%
#     People's United Financial, Inc.                                     641,180                9,374,052                   0.3%
      Peoples Bancorp of North Carolina, Inc.                               4,643                   81,253                   0.0%
#     Peoples Bancorp, Inc.                                                55,219                1,361,148                   0.0%
#*    PHH Corp.                                                           273,554                6,480,494                   0.2%
*     Phoenix Cos., Inc. (The)                                             26,303                1,561,346                   0.1%
#*    PICO Holdings, Inc.                                                  74,713                1,651,157                   0.1%
      Pinnacle Financial Partners, Inc.                                   146,960                5,760,832                   0.2%
*     Piper Jaffray Cos.                                                   42,749                2,413,609                   0.1%
      Platinum Underwriters Holdings, Ltd.                                177,200               11,098,036                   0.3%
*     Popular, Inc.                                                        73,326                2,337,633                   0.1%
#*    Porter Bancorp, Inc.                                                  4,952                    3,472                   0.0%
      Preferred Bank                                                       16,923                  449,813                   0.0%
      Premier Financial Bancorp, Inc.                                      18,117                  263,965                   0.0%
#     Primerica, Inc.                                                      42,723                2,185,281                   0.1%
      PrivateBancorp, Inc.                                                102,120                3,300,518                   0.1%
      ProAssurance Corp.                                                   98,800                4,621,864                   0.1%
      Protective Life Corp.                                               263,755               18,378,448                   0.5%
      Provident Financial Holdings, Inc.                                   26,149                  381,252                   0.0%
      Provident Financial Services, Inc.                                  227,791                4,152,630                   0.1%
      Prudential Bancorp, Inc.                                                156                    1,892                   0.0%
#     Pulaski Financial Corp.                                              44,928                  537,788                   0.0%
*     QC Holdings, Inc.                                                   104,573                  177,774                   0.0%
      QCR Holdings, Inc.                                                    2,083                   36,973                   0.0%
#     Radian Group, Inc.                                                  439,207                7,400,638                   0.2%
      Reinsurance Group of America, Inc.                                  235,808               19,866,824                   0.6%
#     RenaissanceRe Holdings, Ltd.                                         26,260                2,713,446                   0.1%
      Renasant Corp.                                                      136,053                4,101,998                   0.1%
      Republic Bancorp, Inc. Class A                                       13,137                  318,572                   0.0%
#*    Republic First Bancorp, Inc.                                          4,394                   17,444                   0.0%
#     Resource America, Inc. Class A                                       89,599                  854,774                   0.0%
*     Riverview Bancorp, Inc.                                              33,968                  138,250                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Financials -- (Continued)
#        RLI Corp.                                                         74,578    $           3,698,323                   0.1%
*        Royal Bancshares of Pennsylvania, Inc. Class A                     5,264                    9,844                   0.0%
#        S&T Bancorp, Inc.                                                 85,632                2,362,587                   0.1%
#*       Safeguard Scientifics, Inc.                                       70,916                1,414,774                   0.0%
         Safety Insurance Group, Inc.                                      70,601                4,404,090                   0.1%
         Salisbury Bancorp, Inc.                                              490                   13,451                   0.0%
#        Sandy Spring Bancorp, Inc.                                        94,164                2,429,431                   0.1%
         SB Financial Group, Inc.                                           1,320                   12,065                   0.0%
#*       Seacoast Banking Corp. of Florida                                  2,848                   36,340                   0.0%
*        Security National Financial Corp. Class A                          2,100                   10,479                   0.0%
*        Select Bancorp, Inc.                                               6,103                   41,317                   0.0%
         Selective Insurance Group, Inc.                                  222,371                5,741,619                   0.2%
*        Shore Bancshares, Inc.                                             7,514                   68,979                   0.0%
         SI Financial Group, Inc.                                          19,230                  212,299                   0.0%
         Sierra Bancorp                                                     5,656                   97,057                   0.0%
#        Simmons First National Corp. Class A                             115,564                4,852,532                   0.1%
         Simplicity Bancorp, Inc.                                           4,274                   70,820                   0.0%
         South State Corp.                                                 61,269                3,695,133                   0.1%
*        Southcoast Financial Corp.                                        19,116                  132,665                   0.0%
(Degree) Southern Community Financial Corp.                               120,522                  111,567                   0.0%
*        Southern First Bancshares, Inc.                                   14,863                  216,108                   0.0%
         Southern Missouri Bancorp, Inc.                                    1,081                   39,965                   0.0%
#        Southern National Bancorp of Virginia, Inc.                        1,185                   13,722                   0.0%
#        Southside Bancshares, Inc.                                        32,048                1,076,172                   0.0%
         Southwest Bancorp, Inc.                                           85,900                1,548,777                   0.1%
         Southwest Georgia Financial Corp.                                    731                    9,869                   0.0%
         StanCorp Financial Group, Inc.                                    76,260                5,304,646                   0.2%
         State Auto Financial Corp.                                       163,545                3,422,997                   0.1%
         Sterling Bancorp                                                 213,560                3,002,654                   0.1%
         Stewart Information Services Corp.                                55,972                1,976,931                   0.1%
         Stock Yards Bancorp, Inc.                                            500                   16,640                   0.0%
*        Stratus Properties, Inc.                                          42,734                  590,584                   0.0%
#        Suffolk Bancorp                                                   65,680                1,508,013                   0.1%
#*       Sun Bancorp, Inc.                                                 17,557                  354,651                   0.0%
         Susquehanna Bancshares, Inc.                                     734,791                7,208,300                   0.2%
         Sussex Bancorp                                                     7,441                   74,782                   0.0%
*        SWS Group, Inc.                                                   81,934                  605,492                   0.0%
         Symetra Financial Corp.                                          204,164                4,838,687                   0.1%
         Synovus Financial Corp.                                          125,188                3,174,768                   0.1%
         TCF Financial Corp.                                              251,275                3,882,199                   0.1%
         Territorial Bancorp, Inc.                                          7,887                  169,413                   0.0%
         Timberland Bancorp, Inc.                                          59,392                  627,180                   0.0%
#        Tompkins Financial Corp.                                          14,308                  718,262                   0.0%
#        Towne Bank                                                        56,678                  859,238                   0.0%
#*       Tree.com, Inc.                                                    24,085                  890,904                   0.0%
         Trico Bancshares                                                  35,968                  945,958                   0.0%
#*       Trinity Place Holdings, Inc.                                      27,715                  159,638                   0.0%
#        TrustCo Bank Corp.                                                68,609                  500,846                   0.0%
#        Trustmark Corp.                                                  112,736                2,742,867                   0.1%
#        UMB Financial Corp.                                               16,187                  964,421                   0.0%
         Umpqua Holdings Corp.                                            534,795                9,412,392                   0.3%
*        Unico American Corp.                                              35,600                  414,384                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Financials -- (Continued)
#     Union Bankshares Corp.                                              211,160    $           4,746,877                   0.1%
      United Bancshares, Inc.                                                 190                    2,816                   0.0%
#     United Bankshares, Inc.                                             107,462                3,683,797                   0.1%
      United Community Bancorp                                                870                   10,379                   0.0%
      United Community Banks, Inc.                                         36,474                  657,626                   0.0%
#     United Community Financial Corp.                                    267,131                1,367,711                   0.0%
      United Financial Bancorp, Inc.                                      141,505                1,985,315                   0.1%
      United Fire Group, Inc.                                             108,057                3,509,691                   0.1%
*     United Security Bancshares                                            1,532                    8,656                   0.0%
      Unity Bancorp, Inc.                                                  24,614                  225,464                   0.0%
#     Universal Insurance Holdings, Inc.                                   49,436                  865,130                   0.0%
#     Univest Corp. of Pennsylvania                                        17,682                  362,835                   0.0%
      Validus Holdings, Ltd.                                              226,781                9,021,348                   0.3%
#     ViewPoint Financial Group, Inc.                                      31,158                  849,679                   0.0%
#     VSB Bancorp, Inc.                                                     1,342                   15,869                   0.0%
#*    Walker & Dunlop, Inc.                                                47,695                  768,366                   0.0%
      Washington Federal, Inc.                                            197,397                4,309,177                   0.1%
#     Washington Trust Bancorp, Inc.                                       17,053                  654,324                   0.0%
      Waterstone Financial, Inc.                                            5,659                   69,266                   0.0%
      Wayne Savings Bancshares, Inc.                                        1,300                   16,705                   0.0%
#     Webster Financial Corp.                                             208,209                6,525,270                   0.2%
#     WesBanco, Inc.                                                      184,567                6,360,179                   0.2%
#     West Bancorporation, Inc.                                            90,568                1,501,617                   0.1%
#*    Western Alliance Bancorp                                             99,513                2,649,036                   0.1%
      Westfield Financial, Inc.                                           116,491                  823,591                   0.0%
      Wilshire Bancorp, Inc.                                              130,149                1,288,475                   0.0%
#     Wintrust Financial Corp.                                            176,339                8,168,022                   0.2%
      WR Berkley Corp.                                                    124,559                6,419,771                   0.2%
      WSFS Financial Corp.                                                  6,101                  479,844                   0.0%
      WVS Financial Corp.                                                   1,304                   14,246                   0.0%
*     Yadkin Financial Corp.                                                4,950                   96,080                   0.0%
#     Zions Bancorporation                                                399,999               11,587,971                   0.3%
                                                                                     ---------------------    ------------------
Total Financials                                                                               918,684,252                  25.7%
                                                                                     ---------------------    ------------------
Health Care -- (5.3%)
*     Addus HomeCare Corp.                                                  8,421                  167,325                   0.0%
#*    Affymetrix, Inc.                                                    335,217                3,020,305                   0.1%
#*    Albany Molecular Research, Inc.                                     175,487                4,081,828                   0.1%
*     Alere, Inc.                                                         177,374                7,089,639                   0.2%
*     Allied Healthcare Products, Inc.                                     26,236                   49,324                   0.0%
*     Almost Family, Inc.                                                  14,008                  412,396                   0.0%
#*    Alphatec Holdings, Inc.                                              94,178                  143,151                   0.0%
#*    Amedisys, Inc.                                                       97,525                2,545,403                   0.1%
*     American Shared Hospital Services                                     8,624                   18,714                   0.0%
*     AMN Healthcare Services, Inc.                                        66,419                1,139,086                   0.0%
#*    Amsurg Corp.                                                        104,485                5,643,235                   0.2%
      Analogic Corp.                                                        1,876                  136,835                   0.0%
#*    AngioDynamics, Inc.                                                 139,840                2,377,280                   0.1%
#*    Anika Therapeutics, Inc.                                             68,061                2,731,969                   0.1%
*     Arrhythmia Research Technology, Inc.                                  1,132                    7,301                   0.0%
*     Bio-Rad Laboratories, Inc. Class A                                    1,100                  124,102                   0.0%
#*    BioScrip, Inc.                                                      195,680                1,264,093                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Health Care -- (Continued)
#*        BioTelemetry, Inc.                                              104,382    $             875,765                   0.0%
*         Cambrex Corp.                                                   172,443                3,635,098                   0.1%
#         Cantel Medical Corp.                                            162,405                6,885,972                   0.2%
#*        Capital Senior Living Corp.                                     197,442                4,442,445                   0.1%
#*        Community Health Systems, Inc.                                  235,709               12,956,924                   0.4%
#         CONMED Corp.                                                    176,339                7,404,475                   0.2%
(Degree)  Contra Furiex Pharmaceuticals                                     8,033                   78,482                   0.0%
          Cooper Cos., Inc. (The)                                          24,942                4,087,994                   0.1%
*         Cross Country Healthcare, Inc.                                  171,944                1,662,698                   0.1%
#         CryoLife, Inc.                                                   38,781                  397,893                   0.0%
#*        Cumberland Pharmaceuticals, Inc.                                 75,105                  368,015                   0.0%
*         Cutera, Inc.                                                     69,353                  728,207                   0.0%
#*        Cynosure, Inc. Class A                                           43,651                1,103,934                   0.0%
          Daxor Corp.                                                      10,080                   64,663                   0.0%
          Digirad Corp.                                                    50,370                  216,591                   0.0%
#*        Emergent Biosolutions, Inc.                                      48,507                1,097,228                   0.0%
#         Ensign Group, Inc. (The)                                          6,057                  234,527                   0.0%
*         Enzo Biochem, Inc.                                              100,761                  525,972                   0.0%
*         Exactech, Inc.                                                    5,887                  125,393                   0.0%
#*        ExamWorks Group, Inc.                                            18,793                  728,793                   0.0%
*         Five Star Quality Care, Inc.                                    138,735                  572,976                   0.0%
*         Gentiva Health Services, Inc.                                    60,243                1,186,787                   0.0%
*         Greatbatch, Inc.                                                128,497                6,449,264                   0.2%
#*        Hanger, Inc.                                                     26,246                  628,067                   0.0%
*         Harvard Apparatus Regenerative Technology, Inc.                  34,762                  218,305                   0.0%
*         Harvard Bioscience, Inc.                                        134,004                  643,219                   0.0%
*         Health Net, Inc.                                                 34,840                1,655,248                   0.1%
*         Healthways, Inc.                                                136,494                2,115,657                   0.1%
          Hill-Rom Holdings, Inc.                                          54,042                2,403,788                   0.1%
#*        Hologic, Inc.                                                   388,373               10,171,489                   0.3%
*         ICU Medical, Inc.                                                 2,191                  155,342                   0.0%
#*        Idera Pharmaceuticals, Inc.                                     103,883                  264,902                   0.0%
*         Impax Laboratories, Inc.                                          6,954                  201,457                   0.0%
*         InfuSystems Holdings, Inc.                                        6,891                   27,151                   0.0%
*         Integra LifeSciences Holdings Corp.                              12,453                  636,473                   0.0%
#         Invacare Corp.                                                  132,909                2,088,000                   0.1%
*         IPC The Hospitalist Co., Inc.                                     1,105                   46,034                   0.0%
#*        Iridex Corp.                                                     10,837                   84,745                   0.0%
          Kewaunee Scientific Corp.                                        10,051                  174,887                   0.0%
          Kindred Healthcare, Inc.                                        220,684                4,799,877                   0.1%
#*        Lannett Co., Inc.                                                92,274                5,233,781                   0.2%
          LeMaitre Vascular, Inc.                                          69,901                  511,675                   0.0%
#*        LHC Group, Inc.                                                  22,082                  537,697                   0.0%
*         LifePoint Hospitals, Inc.                                       217,249               15,207,430                   0.4%
*         Magellan Health Services, Inc.                                   55,782                3,375,927                   0.1%
*         MedAssets, Inc.                                                  60,137                1,302,567                   0.0%
(Degree)* MedCath Corp.                                                   116,120                       --                   0.0%
#*        Medicines Co. (The)                                               2,593                   65,655                   0.0%
#*        MediciNova, Inc.                                                 19,847                   70,854                   0.0%
#*        Merit Medical Systems, Inc.                                      20,707                  313,711                   0.0%
*         Misonix, Inc.                                                    28,468                  380,332                   0.0%
#*        Molina Healthcare, Inc.                                         121,704                5,919,683                   0.2%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Health Care -- (Continued)
      National Healthcare Corp.                                             4,484    $             270,430                   0.0%
*     Natus Medical, Inc.                                                 122,239                4,156,126                   0.1%
*     NuVasive, Inc.                                                       35,338                1,445,324                   0.1%
      Omnicare, Inc.                                                      317,727               21,157,441                   0.6%
*     Omnicell, Inc.                                                       96,323                3,112,196                   0.1%
*     OraSure Technologies, Inc.                                            7,623                   68,226                   0.0%
      Owens & Minor, Inc.                                                  66,167                2,204,684                   0.1%
#*    Pacific Biosciences of California, Inc.                              31,471                  206,450                   0.0%
      Paratek Pharmaceuticals, Inc.                                         3,521                   57,214                   0.0%
*     PDI, Inc.                                                            94,402                  171,812                   0.0%
*     PharMerica Corp.                                                    150,112                4,306,713                   0.1%
#     Pozen, Inc.                                                          51,562                  467,667                   0.0%
#*    Prestige Brands Holdings, Inc.                                      268,318                9,503,824                   0.3%
*     Providence Service Corp. (The)                                       25,273                1,116,561                   0.0%
#*    Repligen Corp.                                                      104,438                2,633,926                   0.1%
#*    RTI Surgical, Inc.                                                  223,315                1,136,673                   0.0%
*     Sciclone Pharmaceuticals, Inc.                                      188,035                1,436,587                   0.0%
      Select Medical Holdings Corp.                                       103,638                1,494,460                   0.1%
#*    Skilled Healthcare Group, Inc. Class A                               43,376                  300,596                   0.0%
      Span-America Medical Systems, Inc.                                   12,454                  234,758                   0.0%
*     Special Diversified Opportunities, Inc.                              38,143                   45,390                   0.0%
      STERIS Corp.                                                          3,332                  205,918                   0.0%
#*    Sucampo Pharmaceuticals, Inc. Class A                                36,738                  316,682                   0.0%
*     SunLink Health Systems, Inc.                                          9,835                   17,211                   0.0%
#*    SurModics, Inc.                                                      14,010                  303,317                   0.0%
*     Symmetry Medical, Inc.                                              150,237                1,487,346                   0.1%
*     Targacept, Inc.                                                      16,871                   39,478                   0.0%
      Teleflex, Inc.                                                       63,027                7,192,641                   0.2%
#*    Thoratec Corp.                                                       11,034                  299,904                   0.0%
*     Tornier NV                                                              600                   16,770                   0.0%
#*    Triple-S Management Corp. Class B                                    89,437                1,980,135                   0.1%
#*    Universal American Corp.                                            386,869                3,605,619                   0.1%
#     Utah Medical Products, Inc.                                           1,047                   59,470                   0.0%
*     VCA, Inc.                                                            73,329                3,341,603                   0.1%
#*    WellCare Health Plans, Inc.                                           9,167                  622,164                   0.0%
#*    Wright Medical Group, Inc.                                          110,648                3,498,690                   0.1%
                                                                                     ---------------------    ------------------
Total Health Care                                                                              224,530,041                   6.3%
                                                                                     ---------------------    ------------------
Industrials -- (14.3%)
      AAR Corp.                                                           196,594                5,209,741                   0.2%
      ABM Industries, Inc.                                                 44,625                1,233,435                   0.0%
*     ACCO Brands Corp.                                                     4,849                   39,907                   0.0%
      Aceto Corp.                                                         186,980                4,251,925                   0.1%
      Acme United Corp.                                                     2,645                   45,626                   0.0%
      Actuant Corp. Class A                                                42,238                1,338,522                   0.0%
#*    Adept Technology, Inc.                                               11,652                   82,496                   0.0%
#     ADT Corp. (The)                                                      71,775                2,572,416                   0.1%
#*    AECOM Technology Corp.                                              293,924                9,567,216                   0.3%
#*    Aegion Corp.                                                        137,183                2,513,193                   0.1%
*     AeroCentury Corp.                                                     9,884                  109,910                   0.0%
#*    Aerovironment, Inc.                                                 108,919                3,338,367                   0.1%
#     AGCO Corp.                                                          159,310                7,059,026                   0.2%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Industrials -- (Continued)
         Air Lease Corp.                                                    7,461    $             272,998                   0.0%
*        Air Transport Services Group, Inc.                               233,206                1,907,625                   0.1%
         Alamo Group, Inc.                                                 66,141                2,833,480                   0.1%
         Alaska Air Group, Inc.                                           153,642                8,178,364                   0.2%
         Albany International Corp. Class A                                60,854                2,299,064                   0.1%
         Alliant Techsystems, Inc.                                          4,540                  530,998                   0.0%
(Degree) Allied Defense Group, Inc.                                        24,210                    1,937                   0.0%
         Allied Motion Technologies, Inc.                                   1,975                   28,993                   0.0%
#        Altra Industrial Motion Corp.                                    123,243                3,884,619                   0.1%
         AMERCO                                                            88,302               23,940,438                   0.7%
#*       Ameresco, Inc. Class A                                             6,772                   55,801                   0.0%
#        American Railcar Industries, Inc.                                107,451                7,071,350                   0.2%
#*       American Superconductor Corp.                                      7,795                   10,211                   0.0%
*        American Woodmark Corp.                                           46,160                1,888,406                   0.1%
#*       AMREP Corp.                                                        8,943                   34,788                   0.0%
         Apogee Enterprises, Inc.                                         153,531                6,740,011                   0.2%
#        Applied Industrial Technologies, Inc.                             65,627                3,203,254                   0.1%
*        ARC Document Solutions, Inc.                                     116,827                1,185,794                   0.0%
#        ArcBest Corp.                                                    136,778                5,293,309                   0.2%
         Argan, Inc.                                                        2,352                   81,873                   0.0%
#*       Arotech Corp.                                                     33,900                  100,005                   0.0%
#        Astec Industries, Inc.                                             6,877                  260,707                   0.0%
#*       Atlas Air Worldwide Holdings, Inc.                               121,398                4,482,014                   0.1%
*        Avalon Holdings Corp. Class A                                     12,727                   44,545                   0.0%
*        Avis Budget Group, Inc.                                          549,560               30,637,970                   0.9%
#        AZZ, Inc.                                                          1,329                   62,144                   0.0%
#        Baltic Trading, Ltd.                                              32,351                  121,316                   0.0%
         Barnes Group, Inc.                                                77,862                2,846,635                   0.1%
#        Barrett Business Services, Inc.                                   23,757                  558,527                   0.0%
*        Beacon Roofing Supply, Inc.                                       41,811                1,156,910                   0.0%
#*       BlueLinx Holdings, Inc.                                          101,135                  121,362                   0.0%
         Brady Corp. Class A                                               63,268                1,508,309                   0.0%
*        Breeze-Eastern Corp.                                              29,140                  303,347                   0.0%
#        Briggs & Stratton Corp.                                          171,651                3,469,067                   0.1%
         Brink's Co. (The)                                                  9,088                  190,848                   0.0%
#*       Builders FirstSource, Inc.                                         3,551                   21,057                   0.0%
#*       CAI International, Inc.                                           50,141                1,055,468                   0.0%
#*       CBIZ, Inc.                                                        85,999                  793,771                   0.0%
         CDI Corp.                                                        118,598                2,038,700                   0.1%
         Ceco Environmental Corp.                                          20,047                  287,073                   0.0%
         Celadon Group, Inc.                                               97,408                1,895,560                   0.1%
*        Chart Industries, Inc.                                               836                   38,916                   0.0%
         Chicago Rivet & Machine Co.                                        1,983                   61,532                   0.0%
#        CIRCOR International, Inc.                                        59,669                4,484,125                   0.1%
         Civeo Corp.                                                       51,274                  625,030                   0.0%
*        Clean Harbors, Inc.                                                  913                   45,312                   0.0%
         Columbus McKinnon Corp.                                           53,255                1,515,105                   0.0%
         Comfort Systems USA, Inc.                                         46,657                  716,652                   0.0%
         Compx International, Inc.                                          5,744                   63,931                   0.0%
         Con-way, Inc.                                                     48,061                2,084,406                   0.1%
         Courier Corp.                                                     28,025                  380,299                   0.0%
#        Covanta Holding Corp.                                            198,852                4,388,664                   0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------    ---------------------    --------------------
Industrials -- (Continued)
#*    Covenant Transportation Group, Inc. Class A                          76,284    $           1,582,130                   0.1%
#*    CPI Aerostructures, Inc.                                             27,413                  261,794                   0.0%
*     CRA International, Inc.                                              44,458                1,333,740                   0.0%
      Cubic Corp.                                                           6,751                  325,668                   0.0%
      Curtiss-Wright Corp.                                                193,210               13,372,064                   0.4%
#*    DigitalGlobe, Inc.                                                   94,158                2,691,977                   0.1%
      Douglas Dynamics, Inc.                                               67,044                1,389,822                   0.0%
*     Ducommun, Inc.                                                       63,364                1,673,443                   0.1%
#*    Dycom Industries, Inc.                                              161,441                5,067,633                   0.1%
      Dynamic Materials Corp.                                              12,521                  228,007                   0.0%
      Eastern Co. (The)                                                    34,260                  559,123                   0.0%
      Ecology and Environment, Inc. Class A                                 7,348                   72,672                   0.0%
      Encore Wire Corp.                                                   119,350                4,528,139                   0.1%
#*    Energy Recovery, Inc.                                                24,913                  114,102                   0.0%
#     EnerSys                                                              74,867                4,701,648                   0.1%
*     Engility Holdings, Inc.                                              17,477                  755,006                   0.0%
      Ennis, Inc.                                                         132,806                1,969,513                   0.1%
#*    EnPro Industries, Inc.                                               74,546                4,810,453                   0.1%
      ESCO Technologies, Inc.                                              72,124                2,742,154                   0.1%
#     Espey Manufacturing & Electronics Corp.                              13,355                  253,745                   0.0%
*     Esterline Technologies Corp.                                        124,499               14,580,078                   0.4%
      Exelis, Inc.                                                        105,803                1,888,584                   0.1%
      Federal Signal Corp.                                                126,442                1,795,476                   0.1%
*     Franklin Covey Co.                                                   93,603                1,835,555                   0.1%
#     FreightCar America, Inc.                                             58,224                1,919,645                   0.1%
#*    FTI Consulting, Inc.                                                123,735                4,996,419                   0.1%
#*    Fuel Tech, Inc.                                                      23,411                   94,815                   0.0%
*     Furmanite Corp.                                                      70,098                  524,333                   0.0%
      G&K Services, Inc. Class A                                           89,654                5,654,478                   0.2%
      GATX Corp.                                                          210,848               13,367,763                   0.4%
*     Gencor Industries, Inc.                                              32,703                  316,892                   0.0%
#     General Cable Corp.                                                  81,399                1,153,424                   0.0%
*     Gibraltar Industries, Inc.                                          148,815                2,269,429                   0.1%
#     Global Power Equipment Group, Inc.                                    2,000                   27,260                   0.0%
#*    Goldfield Corp. (The)                                                15,445                   29,654                   0.0%
*     GP Strategies Corp.                                                  93,257                3,092,402                   0.1%
#*    GrafTech International, Ltd.                                         89,712                  384,864                   0.0%
#     Granite Construction, Inc.                                          155,442                5,737,364                   0.2%
*     Great Lakes Dredge & Dock Corp.                                     330,495                2,310,160                   0.1%
#     Greenbrier Cos., Inc. (The)                                         116,098                7,260,769                   0.2%
      Griffon Corp.                                                       277,994                3,416,546                   0.1%
      H&E Equipment Services, Inc.                                        148,540                5,553,911                   0.2%
      Hardinge, Inc.                                                       75,666                  848,973                   0.0%
      Harsco Corp.                                                         12,304                  266,751                   0.0%
#*    Hawaiian Holdings, Inc.                                             176,430                3,059,296                   0.1%
      Heidrick & Struggles International, Inc.                             15,769                  328,311                   0.0%
#*    Hill International, Inc.                                             99,231                  385,016                   0.0%
      Houston Wire & Cable Co.                                             99,680                1,351,661                   0.0%
*     Hub Group, Inc. Class A                                             123,416                4,478,767                   0.1%
#*    Hudson Global, Inc.                                                  55,855                  190,466                   0.0%
      Huntington Ingalls Industries, Inc.                                   7,684                  813,121                   0.0%
      Hurco Cos., Inc.                                                     31,863                1,227,681                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Industrials -- (Continued)
*     Huron Consulting Group, Inc.                                          8,054    $             560,639                   0.0%
      Hyster-Yale Materials Handling, Inc.                                 48,502                3,806,922                   0.1%
#*    ICF International, Inc.                                              43,646                1,586,096                   0.1%
#*    InnerWorkings, Inc.                                                   7,429                   67,455                   0.0%
*     Innovative Solutions & Support, Inc.                                 10,021                   27,959                   0.0%
      Insteel Industries, Inc.                                             72,966                1,739,509                   0.1%
      International Shipholding Corp.                                      32,037                  642,021                   0.0%
#     Intersections, Inc.                                                  78,990                  315,960                   0.0%
#*    JetBlue Airways Corp.                                             1,383,605               15,966,802                   0.5%
#     Joy Global, Inc.                                                     71,744                3,775,887                   0.1%
      Kadant, Inc.                                                         64,437                2,663,826                   0.1%
#     Kaman Corp.                                                          34,034                1,465,504                   0.0%
      KAR Auction Services, Inc.                                           22,900                  695,244                   0.0%
#     Kelly Services, Inc. Class A                                        160,142                2,823,303                   0.1%
*     Key Technology, Inc.                                                 15,076                  199,606                   0.0%
#     Kforce, Inc.                                                          1,997                   46,231                   0.0%
      Kimball International, Inc. Class B                                 137,692                2,475,702                   0.1%
*     Kirby Corp.                                                          15,313                1,693,312                   0.1%
      Knight Transportation, Inc.                                          45,714                1,337,592                   0.0%
#     Knightsbridge Shipping, Ltd.                                         62,741                  550,866                   0.0%
*     Korn/Ferry International                                             91,307                2,550,205                   0.1%
#*    Kratos Defense & Security Solutions, Inc.                           100,234                  698,631                   0.0%
*     Lawson Products, Inc.                                                47,145                1,135,252                   0.0%
#*    Layne Christensen Co.                                                79,522                  572,558                   0.0%
      LB Foster Co. Class A                                                28,930                1,564,824                   0.1%
#*    LMI Aerospace, Inc.                                                  48,967                  645,385                   0.0%
      LS Starrett Co. (The) Class A                                        17,861                  263,986                   0.0%
      LSI Industries, Inc.                                                111,727                  799,965                   0.0%
*     Lydall, Inc.                                                        110,552                3,419,373                   0.1%
      Manpowergroup, Inc.                                                  55,050                3,674,588                   0.1%
      Marten Transport, Ltd.                                              243,892                4,785,161                   0.1%
#*    MasTec, Inc.                                                         44,802                1,283,129                   0.0%
      Mastech Holdings, Inc.                                                  508                    5,969                   0.0%
      Matson, Inc.                                                        196,521                5,598,883                   0.2%
      Matthews International Corp. Class A                                 34,036                1,568,379                   0.1%
#     McGrath RentCorp                                                     62,106                2,268,732                   0.1%
*     Mfri, Inc.                                                           51,844                  472,817                   0.0%
      Miller Industries, Inc.                                              59,589                1,178,075                   0.0%
#     Mobile Mini, Inc.                                                   210,604                9,230,773                   0.3%
*     Moog, Inc. Class A                                                   39,980                3,060,069                   0.1%
*     Moog, Inc. Class B                                                    3,308                  252,433                   0.0%
*     MRC Global, Inc.                                                      3,231                   67,948                   0.0%
      Mueller Industries, Inc.                                            133,910                4,346,719                   0.1%
      Mueller Water Products, Inc. Class A                                318,498                3,143,575                   0.1%
#     Multi-Color Corp.                                                    34,223                1,687,194                   0.1%
#*    MYR Group, Inc.                                                      70,256                1,822,441                   0.1%
#     National Presto Industries, Inc.                                      1,658                  104,553                   0.0%
*     Navigant Consulting, Inc.                                           100,271                1,543,171                   0.0%
      NL Industries, Inc.                                                  37,233                  271,429                   0.0%
      NN, Inc.                                                            139,284                3,482,100                   0.1%
*     Northwest Pipe Co.                                                   60,065                2,149,126                   0.1%
*     Ocean Power Technologies, Inc.                                       34,959                   34,959                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Industrials -- (Continued)
*     On Assignment, Inc.                                                 187,664    $           5,461,022                   0.2%
*     Orbital Sciences Corp.                                               59,451                1,563,561                   0.0%
#*    Orion Energy Systems, Inc.                                           38,009                  218,552                   0.0%
#*    Orion Marine Group, Inc.                                             25,213                  276,334                   0.0%
      Oshkosh Corp.                                                        74,294                3,325,399                   0.1%
      Owens Corning                                                       367,806               11,791,860                   0.3%
#*    PAM Transportation Services, Inc.                                    60,286                2,591,092                   0.1%
      Park-Ohio Holdings Corp.                                              1,185                   62,935                   0.0%
*     Patrick Industries, Inc.                                              7,237                  309,165                   0.0%
#*    Patriot Transportation Holding, Inc.                                 26,146                1,107,545                   0.0%
*     Pendrell Corp.                                                       13,308                   22,224                   0.0%
*     Pike Corp.                                                          109,683                1,309,615                   0.0%
#     Powell Industries, Inc.                                              13,080                  595,532                   0.0%
#*    PowerSecure International, Inc.                                      77,807                  869,104                   0.0%
#     Preformed Line Products Co.                                          20,440                1,164,876                   0.0%
      Providence and Worcester Railroad Co.                                13,495                  240,076                   0.0%
#     Quad/Graphics, Inc.                                                  13,726                  302,658                   0.0%
#     Quanex Building Products Corp.                                       36,160                  723,923                   0.0%
*     Quanta Services, Inc.                                               209,431                7,137,408                   0.2%
      RBC Bearings, Inc.                                                      543                   32,987                   0.0%
*     RCM Technologies, Inc.                                               92,190                  695,113                   0.0%
      Regal-Beloit Corp.                                                   11,496                  815,871                   0.0%
#*    Republic Airways Holdings, Inc.                                     254,007                3,180,168                   0.1%
      Resources Connection, Inc.                                           64,200                  993,174                   0.0%
*     Roadrunner Transportation Systems, Inc.                              24,609                  507,192                   0.0%
*     RPX Corp.                                                             9,539                  134,023                   0.0%
#*    Rush Enterprises, Inc. Class A                                      197,465                7,523,417                   0.2%
*     Rush Enterprises, Inc. Class B                                       51,902                1,677,992                   0.1%
      Ryder System, Inc.                                                  233,530               20,660,399                   0.6%
*     Saia, Inc.                                                          146,541                7,183,440                   0.2%
*     Servotronics, Inc.                                                    6,561                   42,056                   0.0%
      SIFCO Industries, Inc.                                               14,049                  477,947                   0.0%
      Simpson Manufacturing Co., Inc.                                      20,431                  675,857                   0.0%
      SkyWest, Inc.                                                       240,109                2,766,056                   0.1%
*     SL Industries, Inc.                                                  12,775                  574,875                   0.0%
*     Sparton Corp.                                                        56,079                1,519,741                   0.0%
#*    Standard Register Co. (The)                                          16,816                   86,098                   0.0%
      Standex International Corp.                                          73,367                6,327,904                   0.2%
      Steelcase, Inc. Class A                                             206,657                3,661,962                   0.1%
#*    Sterling Construction Co., Inc.                                      43,300                  381,906                   0.0%
      Supreme Industries, Inc. Class A                                     31,849                  211,796                   0.0%
#     TAL International Group, Inc.                                       143,438                6,186,481                   0.2%
*     Team, Inc.                                                            1,885                   79,434                   0.0%
*     Tecumseh Products Co.                                                37,193                  137,242                   0.0%
#     Terex Corp.                                                         202,016                5,812,000                   0.2%
      Tetra Tech, Inc.                                                     57,156                1,532,352                   0.0%
#*    Thermon Group Holdings, Inc.                                          1,221                   29,756                   0.0%
#     Titan International, Inc.                                            54,020                  570,451                   0.0%
#*    Titan Machinery, Inc.                                                63,565                  874,654                   0.0%
*     TRC Cos., Inc.                                                       82,027                  597,157                   0.0%
*     Trimas Corp.                                                        120,073                3,801,511                   0.1%
#     Trinity Industries, Inc.                                            554,828               19,812,908                   0.6%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Industrials -- (Continued)
#     Triumph Group, Inc.                                                  68,195    $           4,748,418                   0.1%
*     TrueBlue, Inc.                                                       14,030                  346,822                   0.0%
*     Tutor Perini Corp.                                                  215,588                6,038,620                   0.2%
      Twin Disc, Inc.                                                      43,496                1,131,766                   0.0%
*     Ultralife Corp.                                                      40,258                  127,618                   0.0%
*     Ultrapetrol Bahamas, Ltd.                                             1,200                    3,612                   0.0%
      UniFirst Corp.                                                       54,384                6,067,079                   0.2%
#     United Stationers, Inc.                                              24,288                1,014,510                   0.0%
      Universal Forest Products, Inc.                                      87,386                4,366,678                   0.1%
#     Universal Truckload Services, Inc.                                   11,902                  313,261                   0.0%
#*    USA Truck, Inc.                                                      62,991                1,064,548                   0.0%
#*    UTi Worldwide, Inc.                                                  32,703                  357,444                   0.0%
#     Valmont Industries, Inc.                                              6,533                  889,599                   0.0%
*     Vectrus, Inc.                                                         5,877                  143,634                   0.0%
*     Versar, Inc.                                                          1,356                    4,407                   0.0%
      Viad Corp.                                                          103,803                2,648,015                   0.1%
*     Virco Manufacturing Corp.                                            26,552                   71,956                   0.0%
*     Volt Information Sciences, Inc.                                       2,400                   19,896                   0.0%
#     VSE Corp.                                                             3,624                  218,455                   0.0%
      Waste Connections, Inc.                                              44,470                2,219,053                   0.1%
      Watts Water Technologies, Inc. Class A                              115,180                6,983,363                   0.2%
#     Werner Enterprises, Inc.                                             58,108                1,600,294                   0.1%
*     Wesco Aircraft Holdings, Inc.                                        43,957                  780,237                   0.0%
*     WESCO International, Inc.                                             7,843                  646,342                   0.0%
#*    Willdan Group, Inc.                                                  16,551                  217,149                   0.0%
*     Willis Lease Finance Corp.                                           36,581                  834,413                   0.0%
#*    XPO Logistics, Inc.                                                  35,301                1,409,216                   0.0%
                                                                                     ---------------------    ------------------
Total Industrials                                                                              601,783,141                  16.8%
                                                                                     ---------------------    ------------------
Information Technology -- (11.5%)
#*    Acorn Energy, Inc.                                                    6,283                    6,597                   0.0%
*     Actua Corp.                                                         298,309                5,608,209                   0.2%
*     Acxiom Corp.                                                         10,949                  206,279                   0.0%
#     ADTRAN, Inc.                                                         36,740                  779,255                   0.0%
*     Advanced Energy Industries, Inc.                                     56,347                1,114,544                   0.0%
#*    Agilysys, Inc.                                                      117,956                1,332,903                   0.0%
#*    Alpha & Omega Semiconductor, Ltd.                                    16,887                  156,542                   0.0%
      American Software, Inc. Class A                                      19,941                  192,630                   0.0%
#*    Amkor Technology, Inc.                                              133,346                  904,086                   0.0%
*     Amtech Systems, Inc.                                                 47,501                  500,186                   0.0%
#*    ANADIGICS, Inc.                                                     192,606                  136,750                   0.0%
*     AOL, Inc.                                                           205,550                8,947,591                   0.3%
*     ARRIS Group, Inc.                                                   449,224               13,485,704                   0.4%
*     Arrow Electronics, Inc.                                             351,633               19,993,852                   0.6%
#*    Ascent Solar Technologies, Inc.                                       2,908                    5,118                   0.0%
      Astro-Med, Inc.                                                      24,190                  324,388                   0.0%
#*    Aviat Networks, Inc.                                                165,868                  291,928                   0.0%
*     Avid Technology, Inc.                                               129,698                1,303,465                   0.0%
      Avnet, Inc.                                                         313,439               13,556,237                   0.4%
      AVX Corp.                                                            95,117                1,373,489                   0.0%
      Aware, Inc.                                                          46,523                  200,979                   0.0%
*     Axcelis Technologies, Inc.                                          188,271                  410,431                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Information Technology -- (Continued)
*        AXT, Inc.                                                        170,997    $             403,553                   0.0%
#*       Bankrate, Inc.                                                    73,398                  797,102                   0.0%
         Bel Fuse, Inc. Class A                                            11,057                  280,848                   0.0%
         Bel Fuse, Inc. Class B                                            48,330                1,367,256                   0.0%
*        Benchmark Electronics, Inc.                                      259,534                6,156,146                   0.2%
         Black Box Corp.                                                   85,626                1,882,916                   0.1%
#*       Blucora, Inc.                                                    195,437                3,312,657                   0.1%
*        BroadVision, Inc.                                                 19,245                  153,190                   0.0%
         Brocade Communications Systems, Inc.                             596,259                6,397,859                   0.2%
#        Brooks Automation, Inc.                                          147,418                1,817,664                   0.1%
*        Bsquare Corp.                                                     33,534                  131,118                   0.0%
*        BTU International, Inc.                                            7,174                   23,889                   0.0%
#*       CACI International, Inc. Class A                                 127,408               10,484,404                   0.3%
#*       Calix, Inc.                                                      110,814                1,197,899                   0.0%
*        Cascade Microtech, Inc.                                           70,739                  759,737                   0.0%
*        Ceva, Inc.                                                           810                   13,203                   0.0%
*        Checkpoint Systems, Inc.                                         124,835                1,655,312                   0.1%
*        CIBER, Inc.                                                      361,694                1,182,739                   0.0%
#*       Cirrus Logic, Inc.                                                33,675                  649,927                   0.0%
*        Coherent, Inc.                                                    18,254                1,189,248                   0.0%
         Cohu, Inc.                                                       136,344                1,390,709                   0.0%
(Degree) Commerce One, LLC                                                    110                       --                   0.0%
         Communications Systems, Inc.                                      41,562                  491,678                   0.0%
         Computer Sciences Corp.                                           37,110                2,241,444                   0.1%
         Compuware Corp.                                                  144,811                1,469,832                   0.1%
         Comtech Telecommunications Corp.                                  75,916                2,890,122                   0.1%
         Concurrent Computer Corp.                                         33,012                  234,385                   0.0%
#        Convergys Corp.                                                  551,669               11,127,164                   0.3%
*        CoreLogic, Inc.                                                  194,171                6,091,144                   0.2%
*        Covisint Corp.                                                    20,310                   58,696                   0.0%
#*       Cray, Inc.                                                        66,170                2,293,452                   0.1%
#*       Cree, Inc.                                                       145,790                4,589,469                   0.1%
#        CSG Systems International, Inc.                                   47,709                1,264,766                   0.0%
         CSP, Inc.                                                          4,766                   37,985                   0.0%
         CTS Corp.                                                         83,220                1,531,248                   0.1%
*        CyberOptics Corp.                                                 72,104                  659,752                   0.0%
         Daktronics, Inc.                                                  15,217                  202,538                   0.0%
*        Datalink Corp.                                                    26,940                  340,791                   0.0%
#*       Dealertrack Technologies, Inc.                                     3,100                  145,855                   0.0%
*        Dice Holdings, Inc.                                              181,201                1,806,574                   0.1%
#*       Digi International, Inc.                                         134,407                1,112,890                   0.0%
#*       Digital River, Inc.                                               60,824                1,555,270                   0.1%
*        Diodes, Inc.                                                      23,659                  611,112                   0.0%
*        Dot Hill Systems Corp.                                            12,250                   48,388                   0.0%
*        DSP Group, Inc.                                                  115,184                1,116,133                   0.0%
         DST Systems, Inc.                                                    419                   40,371                   0.0%
*        DTS, Inc.                                                          1,021                   30,405                   0.0%
#        EarthLink Holdings Corp.                                         483,446                1,730,737                   0.1%
*        EchoStar Corp. Class A                                           130,677                6,106,536                   0.2%
*        Edgewater Technology, Inc.                                        75,244                  531,223                   0.0%
         Electro Rent Corp.                                               120,514                1,836,633                   0.1%
#        Electro Scientific Industries, Inc.                              156,283                1,109,609                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Information Technology -- (Continued)
#*    Electronics for Imaging, Inc.                                       199,356    $           9,114,556                   0.3%
*     Emcore Corp.                                                         45,352                  234,016                   0.0%
*     Emulex Corp.                                                        264,198                1,495,361                   0.1%
#*    EnerNOC, Inc.                                                        35,786                  528,559                   0.0%
*     Entegris, Inc.                                                      111,477                1,513,858                   0.1%
#*    Entropic Communications, Inc.                                        81,262                  203,155                   0.0%
      EPIQ Systems, Inc.                                                  141,149                2,264,030                   0.1%
#*    ePlus, Inc.                                                          38,358                2,342,523                   0.1%
*     Euronet Worldwide, Inc.                                              82,212                4,412,318                   0.1%
#*    Exar Corp.                                                          192,493                1,838,308                   0.1%
#*    Extreme Networks, Inc.                                              346,305                1,243,235                   0.0%
#*    Fabrinet                                                             23,766                  432,779                   0.0%
#*    Fairchild Semiconductor International, Inc.                         375,794                5,768,438                   0.2%
#*    Finisar Corp.                                                        97,825                1,635,634                   0.1%
#*    First Solar, Inc.                                                   251,802               14,831,138                   0.4%
*     FormFactor, Inc.                                                    122,753                  978,341                   0.0%
*     Frequency Electronics, Inc.                                          28,958                  328,673                   0.0%
*     Global Cash Access Holdings, Inc.                                    32,592                  237,596                   0.0%
*     GSE Systems, Inc.                                                    46,149                   69,685                   0.0%
*     GSI Group, Inc.                                                      27,205                  349,584                   0.0%
*     GSI Technology, Inc.                                                 63,460                  305,243                   0.0%
      Hackett Group, Inc. (The)                                           215,781                1,512,625                   0.1%
*     Harmonic, Inc.                                                      303,730                2,025,879                   0.1%
#*    Hutchinson Technology, Inc.                                          74,698                  266,672                   0.0%
      IAC/InterActiveCorp                                                 161,827               10,954,070                   0.3%
*     ID Systems, Inc.                                                     56,086                  420,645                   0.0%
*     Identiv, Inc.                                                        10,767                  100,671                   0.0%
*     IEC Electronics Corp.                                                 6,001                   29,705                   0.0%
*     II-VI, Inc.                                                           5,572                   75,166                   0.0%
*     Imation Corp.                                                       116,292                  340,736                   0.0%
*     Ingram Micro, Inc. Class A                                          553,452               14,854,652                   0.4%
*     Innodata, Inc.                                                          600                    1,584                   0.0%
#*    Inphi Corp.                                                           3,069                   47,508                   0.0%
*     Insight Enterprises, Inc.                                           137,520                3,128,580                   0.1%
*     Integrated Device Technology, Inc.                                  409,921                6,726,804                   0.2%
      Integrated Silicon Solution, Inc.                                   134,377                1,824,840                   0.1%
#*    Internap Network Services Corp.                                     251,967                2,018,256                   0.1%
*     International Rectifier Corp.                                       236,599                9,409,542                   0.3%
*     Interphase Corp.                                                     33,651                   98,597                   0.0%
      Intersil Corp. Class A                                              451,374                5,998,760                   0.2%
#*    Intevac, Inc.                                                       114,179                  844,925                   0.0%
*     IntraLinks Holdings, Inc.                                            53,565                  462,802                   0.0%
*     IntriCon Corp.                                                       13,375                   81,989                   0.0%
#*    Itron, Inc.                                                          16,950                  659,863                   0.0%
      IXYS Corp.                                                          108,516                1,266,382                   0.0%
      Jabil Circuit, Inc.                                                 121,997                2,555,837                   0.1%
#*    JDS Uniphase Corp.                                                    2,642                   35,561                   0.0%
#*    Kemet Corp.                                                          88,667                  425,602                   0.0%
*     Key Tronic Corp.                                                     54,827                  450,678                   0.0%
#*    Knowles Corp.                                                        14,076                  273,919                   0.0%
#*    Kopin Corp.                                                         237,250                  901,550                   0.0%
*     Kulicke & Soffa Industries, Inc.                                    174,062                2,509,974                   0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------    ---------------------    --------------------
Information Technology -- (Continued)
*     KVH Industries, Inc.                                                 88,639    $           1,145,216                   0.0%
*     Lattice Semiconductor Corp.                                         311,711                2,091,581                   0.1%
      Leidos Holdings, Inc.                                                 5,850                  213,934                   0.0%
#     Lexmark International, Inc. Class A                                 195,376                8,432,428                   0.2%
*     LGL Group, Inc. (The)                                                 9,533                   36,130                   0.0%
*     Limelight Networks, Inc.                                            179,797                  438,705                   0.0%
#*    LoJack Corp.                                                          5,481                   15,456                   0.0%
*     Magnachip Semiconductor Corp.                                        11,444                  127,372                   0.0%
#     ManTech International Corp. Class A                                  73,769                2,077,335                   0.1%
      Marchex, Inc. Class B                                                93,738                  359,017                   0.0%
      Marvell Technology Group, Ltd.                                      827,739               11,124,812                   0.3%
#*    Mattson Technology, Inc.                                             34,221                   91,028                   0.0%
#*    Maxwell Technologies, Inc.                                           20,502                  239,053                   0.0%
      Mentor Graphics Corp.                                               185,422                3,929,092                   0.1%
*     Mercury Systems, Inc.                                                86,056                1,203,063                   0.0%
      Methode Electronics, Inc.                                           178,393                7,025,116                   0.2%
#*    Microsemi Corp.                                                      77,235                2,013,516                   0.1%
      MKS Instruments, Inc.                                               159,920                5,821,088                   0.2%
      MOCON, Inc.                                                           1,300                   20,059                   0.0%
#*    ModusLink Global Solutions, Inc.                                    205,727                  720,044                   0.0%
#*    Monster Worldwide, Inc.                                             102,627                  396,140                   0.0%
#*    MoSys, Inc.                                                          22,127                   59,522                   0.0%
*     Multi-Fineline Electronix, Inc.                                      18,431                  187,075                   0.0%
#*    Nanometrics, Inc.                                                    25,549                  345,933                   0.0%
*     NAPCO Security Technologies, Inc.                                    21,296                   91,147                   0.0%
*     NeoPhotonics Corp.                                                    6,053                   19,612                   0.0%
*     NETGEAR, Inc.                                                        11,927                  405,995                   0.0%
*     Newport Corp.                                                       156,673                2,802,880                   0.1%
#*    Novatel Wireless, Inc.                                               92,816                  264,526                   0.0%
#*    Oclaro, Inc.                                                        161,223                  253,120                   0.0%
#*    OmniVision Technologies, Inc.                                       262,229                7,022,493                   0.2%
*     ON Semiconductor Corp.                                               16,529                  137,025                   0.0%
      Oplink Communications, Inc.                                          89,895                1,874,311                   0.1%
      Optical Cable Corp.                                                  59,643                  276,744                   0.0%
*     OSI Systems, Inc.                                                    32,377                2,294,882                   0.1%
*     PAR Technology Corp.                                                 72,352                  371,817                   0.0%
      Park Electrochemical Corp.                                            3,962                  102,220                   0.0%
      PC Connection, Inc.                                                 232,056                5,534,536                   0.2%
      PC-Tel, Inc.                                                        102,769                  791,321                   0.0%
*     PCM, Inc.                                                           112,274                1,084,567                   0.0%
      Perceptron, Inc.                                                     78,740                  792,912                   0.0%
*     Perficient, Inc.                                                     50,735                  841,186                   0.0%
*     Pericom Semiconductor Corp.                                         212,474                2,322,341                   0.1%
#*    Photronics, Inc.                                                    279,845                2,515,807                   0.1%
*     Planar Systems, Inc.                                                 52,408                  189,717                   0.0%
      Plantronics, Inc.                                                     4,915                  254,941                   0.0%
*     Plexus Corp.                                                         26,467                1,094,410                   0.0%
*     PMC-Sierra, Inc.                                                    420,360                3,274,604                   0.1%
*     Polycom, Inc.                                                       210,829                2,757,643                   0.1%
#*    PRGX Global, Inc.                                                     3,599                   19,039                   0.0%
*     Progress Software Corp.                                               9,573                  247,941                   0.0%
      QAD, Inc. Class B                                                       465                    8,603                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Information Technology -- (Continued)
*     QLogic Corp.                                                         85,081    $           1,004,807                   0.0%
*     Qualstar Corp.                                                       88,900                  109,347                   0.0%
#*    QuinStreet, Inc.                                                      9,715                   39,346                   0.0%
*     Qumu Corp.                                                           17,458                  261,172                   0.0%
*     Radisys Corp.                                                        87,223                  218,057                   0.0%
*     RealNetworks, Inc.                                                  194,064                1,339,042                   0.0%
      Reis, Inc.                                                           48,098                1,125,493                   0.0%
#     RF Industries, Ltd.                                                  21,697                   98,721                   0.0%
      Richardson Electronics, Ltd.                                         41,733                  417,747                   0.0%
*     Rofin-Sinar Technologies, Inc.                                       18,800                  420,932                   0.0%
#*    Rogers Corp.                                                          3,205                  219,126                   0.0%
#*    Rosetta Stone, Inc.                                                   6,611                   63,267                   0.0%
*     Rovi Corp.                                                          106,655                2,226,956                   0.1%
#*    Rubicon Technology, Inc.                                             18,192                   80,591                   0.0%
#*    Rudolph Technologies, Inc.                                          145,735                1,279,553                   0.0%
*     Sanmina Corp.                                                       275,108                6,896,958                   0.2%
*     ScanSource, Inc.                                                     36,567                1,396,128                   0.0%
#*    Seachange International, Inc.                                       223,184                1,508,724                   0.1%
*     Selectica, Inc.                                                       1,891                   11,223                   0.0%
*     ShoreTel, Inc.                                                       37,239                  301,264                   0.0%
*     Sigma Designs, Inc.                                                 133,928                  534,373                   0.0%
*     Silicon Image, Inc.                                                 106,338                  569,972                   0.0%
*     Silicon Laboratories, Inc.                                            7,237                  329,935                   0.0%
*     SMTC Corp.                                                           15,394                   27,093                   0.0%
#*    Sonus Networks, Inc.                                                368,981                1,280,364                   0.0%
#*    Spansion, Inc. Class A                                               20,271                  417,177                   0.0%
#*    Speed Commerce, Inc.                                                    300                      891                   0.0%
*     SS&C Technologies Holdings, Inc.                                      2,900                  140,128                   0.0%
*     StarTek, Inc.                                                        84,732                  637,185                   0.0%
#*    SunEdison, Inc.                                                     247,961                4,837,719                   0.1%
#*    SunPower Corp.                                                      185,231                5,897,755                   0.2%
*     Super Micro Computer, Inc.                                           22,787                  728,273                   0.0%
*     support.com, Inc.                                                   182,891                  389,558                   0.0%
#*    Sykes Enterprises, Inc.                                              88,093                1,897,523                   0.1%
#     SYNNEX Corp.                                                        188,595               13,047,002                   0.4%
#*    Take-Two Interactive Software, Inc.                                 110,411                2,920,371                   0.1%
*     Tech Data Corp.                                                     163,716                9,777,120                   0.3%
*     TeleCommunication Systems, Inc. Class A                             206,983                  596,111                   0.0%
#*    Telenav, Inc.                                                        16,411                  118,487                   0.0%
      Teradyne, Inc.                                                       55,200                1,015,680                   0.0%
#     Tessco Technologies, Inc.                                            37,440                1,188,720                   0.0%
      Tessera Technologies, Inc.                                          138,192                4,199,655                   0.1%
      TheStreet, Inc.                                                     179,756                  411,641                   0.0%
*     TriQuint Semiconductor, Inc.                                        711,347               15,386,436                   0.4%
*     TSR, Inc.                                                             1,733                    5,684                   0.0%
#*    TTM Technologies, Inc.                                              309,623                2,139,495                   0.1%
*     Ultra Clean Holdings, Inc.                                           16,704                  146,661                   0.0%
      United Online, Inc.                                                  71,086                  797,585                   0.0%
*     Universal Security Instruments, Inc.                                    793                    4,917                   0.0%
*     UTStarcom Holdings Corp.                                             12,123                   30,550                   0.0%
#*    Veeco Instruments, Inc.                                              10,075                  362,599                   0.0%
#*    VeriFone Systems, Inc.                                               28,723                1,070,219                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Information Technology -- (Continued)
*     Viasystems Group, Inc.                                               61,551    $             976,814                   0.0%
#     Vicon Industries, Inc.                                               36,465                   57,979                   0.0%
#*    Video Display Corp.                                                  10,671                   31,479                   0.0%
#*    Virtusa Corp.                                                       319,624               13,098,192                   0.4%
#     Vishay Intertechnology, Inc.                                        479,006                6,471,371                   0.2%
*     Vishay Precision Group, Inc.                                         40,885                  694,636                   0.0%
      Wayside Technology Group, Inc.                                          518                    8,961                   0.0%
*     Web.com Group, Inc.                                                   4,664                   95,752                   0.0%
*     Westell Technologies, Inc. Class A                                   63,930                   85,666                   0.0%
*     Xcerra Corp.                                                         73,128                  620,857                   0.0%
*     XO Group, Inc.                                                       39,375                  501,244                   0.0%
                                                                                     ---------------------    ------------------
Total Information Technology                                                                   484,143,484                  13.6%
                                                                                     ---------------------    ------------------
Materials -- (7.1%)
      A Schulman, Inc.                                                    174,907                6,193,457                   0.2%
#*    AM Castle & Co.                                                     118,783                  873,055                   0.0%
*     American Biltrite, Inc.                                                  43                   19,135                   0.0%
      Ampco-Pittsburgh Corp.                                               30,064                  655,094                   0.0%
      Ashland, Inc.                                                        86,923                9,393,769                   0.3%
      Axiall Corp.                                                         74,378                2,997,433                   0.1%
      Bemis Co., Inc.                                                      69,144                2,659,970                   0.1%
*     Boise Cascade Co.                                                    45,513                1,641,199                   0.1%
      Cabot Corp.                                                          62,826                2,917,011                   0.1%
*     Calgon Carbon Corp.                                                   8,650                  181,909                   0.0%
*     Century Aluminum Co.                                                414,244               12,129,064                   0.3%
#     Chase Corp.                                                          18,375                  659,111                   0.0%
*     Chemtura Corp.                                                      160,234                3,731,850                   0.1%
*     Clearwater Paper Corp.                                                6,978                  449,034                   0.0%
#     Cliffs Natural Resources, Inc.                                      208,593                2,342,499                   0.1%
#*    Coeur Mining, Inc.                                                  272,130                1,006,881                   0.0%
      Commercial Metals Co.                                               404,659                6,996,554                   0.2%
*     Continental Materials Corp.                                           1,419                   22,974                   0.0%
*     Core Molding Technologies, Inc.                                      23,022                  306,193                   0.0%
      Cytec Industries, Inc.                                               65,166                3,038,691                   0.1%
      Domtar Corp.                                                        246,334               10,116,937                   0.3%
*     Ferro Corp.                                                          83,666                1,097,698                   0.0%
      Friedman Industries, Inc.                                            53,141                  405,997                   0.0%
      FutureFuel Corp.                                                     27,283                  363,410                   0.0%
#*    General Moly, Inc.                                                   11,448                    7,556                   0.0%
*     Graphic Packaging Holding Co.                                       611,140                7,413,128                   0.2%
      Greif, Inc. Class B                                                     200                   10,044                   0.0%
      Haynes International, Inc.                                           18,879                  877,685                   0.0%
#     HB Fuller Co.                                                        63,700                2,673,489                   0.1%
*     Headwaters, Inc.                                                    203,850                2,588,895                   0.1%
#     Hecla Mining Co.                                                    122,361                  266,747                   0.0%
#*    Horsehead Holding Corp.                                             182,199                2,862,346                   0.1%
      Huntsman Corp.                                                      346,468                8,453,819                   0.2%
      Innophos Holdings, Inc.                                               5,587                  318,459                   0.0%
      Innospec, Inc.                                                       38,387                1,549,683                   0.0%
#     Kaiser Aluminum Corp.                                                92,915                6,462,238                   0.2%
*     KapStone Paper and Packaging Corp.                                  378,704               11,648,935                   0.3%
      KMG Chemicals, Inc.                                                   7,287                  128,980                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Materials -- (Continued)
*         Kraton Performance Polymers, Inc.                                 5,590    $             100,005                   0.0%
*         Landec Corp.                                                    114,200                1,437,778                   0.0%
#*        Louisiana-Pacific Corp.                                         670,853                9,794,454                   0.3%
*         LSB Industries, Inc.                                              2,104                   78,963                   0.0%
#         Martin Marietta Materials, Inc.                                  60,298                7,050,042                   0.2%
#         Materion Corp.                                                   87,213                3,440,553                   0.1%
#*        McEwen Mining, Inc.                                             141,800                  175,832                   0.0%
          MeadWestvaco Corp.                                              386,074               17,052,889                   0.5%
#*        Mercer International, Inc.                                      186,841                2,350,460                   0.1%
#         Minerals Technologies, Inc.                                     106,056                8,135,556                   0.2%
          Myers Industries, Inc.                                          180,201                2,692,203                   0.1%
          Neenah Paper, Inc.                                               52,936                3,229,625                   0.1%
          Noranda Aluminum Holding Corp.                                    1,300                    5,733                   0.0%
#*        Northern Technologies International Corp.                        20,514                  384,022                   0.0%
#         Olin Corp.                                                       75,726                1,835,598                   0.1%
#         Olympic Steel, Inc.                                              72,635                1,461,416                   0.0%
#         OM Group, Inc.                                                  173,900                4,526,617                   0.1%
#*        OMNOVA Solutions, Inc.                                           24,623                  173,100                   0.0%
*         Penford Corp.                                                    60,138                1,133,601                   0.0%
          PH Glatfelter Co.                                               220,312                5,558,472                   0.2%
          PolyOne Corp.                                                   237,288                8,782,029                   0.3%
          Quaker Chemical Corp.                                            41,927                3,441,368                   0.1%
          Reliance Steel & Aluminum Co.                                   202,824               13,686,563                   0.4%
*         Resolute Forest Products, Inc.                                    3,912                   72,607                   0.0%
          Rock-Tenn Co. Class A                                           299,934               15,341,624                   0.4%
*         RTI International Metals, Inc.                                  146,456                3,449,039                   0.1%
#         Schnitzer Steel Industries, Inc. Class A                         96,137                2,264,026                   0.1%
          Schweitzer-Mauduit International, Inc.                            1,248                   53,739                   0.0%
          Sensient Technologies Corp.                                      57,588                3,408,058                   0.1%
          Sonoco Products Co.                                              30,595                1,250,418                   0.0%
          Steel Dynamics, Inc.                                            372,450                8,570,074                   0.2%
          Stepan Co.                                                        2,835                  125,534                   0.0%
#*        Stillwater Mining Co.                                           167,555                2,199,997                   0.1%
#*        SunCoke Energy, Inc.                                            157,300                3,759,470                   0.1%
#         Synalloy Corp.                                                   27,564                  445,159                   0.0%
          TimkenSteel Corp.                                                 1,355                   54,986                   0.0%
*         Trecora Resources                                                19,226                  252,822                   0.0%
          Tredegar Corp.                                                  167,221                3,180,543                   0.1%
          Tronox, Ltd. Class A                                             18,923                  457,558                   0.0%
#         United States Lime & Minerals, Inc.                               3,304                  231,643                   0.0%
#         United States Steel Corp.                                       235,468                9,428,139                   0.3%
#*        Universal Stainless & Alloy Products, Inc.                       44,949                1,155,639                   0.0%
          Vulcan Materials Co.                                            125,383                7,737,385                   0.2%
#         Wausau Paper Corp.                                              158,672                1,569,266                   0.0%
          Westlake Chemical Corp.                                         191,836               13,534,030                   0.4%
          Worthington Industries, Inc.                                    159,664                6,171,014                   0.2%
          Zep, Inc.                                                         6,046                   97,099                   0.0%
                                                                                     ---------------------    ------------------
Total Materials                                                                                296,797,677                   8.3%
                                                                                     ---------------------    ------------------
Other -- (0.0%)
(Degree)* Allen Organ Co. Escrow Shares                                       400                       --                   0.0%
(Degree)* Gerber Scientific, Inc. Escrow Shares                           182,700                       --                   0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
Other -- (Continued)
(Degree)*  Petrocorp, Inc. Escrow Shares                                    4,900    $                  --                   0.0%
                                                                                     ---------------------    ------------------
Total Other                                                                                             --                   0.0%
                                                                                     ---------------------    ------------------
Real Estate Investment Trusts -- (0.0%)
#*         CareTrust REIT, Inc.                                             6,057                   94,065                   0.0%
                                                                                     ---------------------    ------------------
Telecommunication Services -- (0.8%)
#*         Alaska Communications Systems Group, Inc.                       13,354                   18,028                   0.0%
#*         Alteva                                                           9,604                   68,188                   0.0%
           Atlantic Tele-Network, Inc.                                      5,682                  381,774                   0.0%
*          Boingo Wireless, Inc.                                            1,861                   13,046                   0.0%
#          Consolidated Communications Holdings, Inc.                      32,063                  830,432                   0.0%
#          Frontier Communications Corp.                                1,433,305                9,373,815                   0.3%
*          General Communication, Inc. Class A                            157,174                1,843,651                   0.1%
#*         Hawaiian Telcom Holdco, Inc.                                     2,455                   66,039                   0.0%
           IDT Corp. Class B                                               19,608                  323,140                   0.0%
           Inteliquent, Inc.                                               83,474                1,404,867                   0.0%
#*         Iridium Communications, Inc.                                   145,080                1,378,260                   0.0%
           Lumos Networks Corp.                                             2,483                   42,708                   0.0%
#*         ORBCOMM, Inc.                                                   99,720                  630,230                   0.0%
#*         Premiere Global Services, Inc.                                  80,919                  847,222                   0.0%
#          Shenandoah Telecommunications Co.                                4,110                  121,615                   0.0%
           Spok Holdings, Inc.                                             42,433                  689,112                   0.0%
#*         Straight Path Communications, Inc. Class B                       9,804                  211,766                   0.0%
           Telephone & Data Systems, Inc.                                 274,975                7,050,359                   0.2%
#*         United States Cellular Corp.                                    48,815                1,777,842                   0.1%
#*         Vonage Holdings Corp.                                           39,758                  138,358                   0.0%
           Windstream Holdings, Inc.                                      548,774                5,751,152                   0.2%
                                                                                     ---------------------    ------------------
Total Telecommunication Services                                                                32,961,604                   0.9%
                                                                                     ---------------------    ------------------
Utilities -- (0.4%)
           Consolidated Water Co., Ltd.                                    22,021                  264,032                   0.0%
#*         Dynegy, Inc.                                                    15,067                  459,543                   0.0%
#*         Genie Energy, Ltd. Class B                                      53,606                  388,644                   0.0%
           NRG Energy, Inc.                                               123,368                3,698,573                   0.1%
#          Ormat Technologies, Inc.                                        37,652                1,090,025                   0.1%
           SJW Corp.                                                       29,501                  942,852                   0.0%
           UGI Corp.                                                      304,454               11,474,871                   0.3%
                                                                                     ---------------------    ------------------
Total Utilities                                                                                 18,318,540                   0.5%
                                                                                     ---------------------    ------------------
TOTAL COMMON STOCKS                                                                          3,548,127,828                  99.3%
                                                                                     ---------------------    ------------------
RIGHTS/WARRANTS -- (0.0%)
(Degree)*  Leap Wireless International, Inc. Contingent
           Value Rights                                                   106,992                  269,620                   0.0%
(Degree)*  LGL Group, Inc. (The) Warrants 08/06/18                         47,665                      948                   0.0%
(Degree)#* Magnum Hunter Resources Corp. Warrants 04/15/16                  3,960                       --                   0.0%
(Degree)#* PhotoMedex, Inc. Contingent Value
           Warrants 12/13/14                                                  126                       --                   0.0%
                                                                                     ---------------------    ------------------
TOTAL RIGHTS/WARRANTS                                                                              270,568                   0.0%
                                                                                     ---------------------    ------------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
           State Street Institutional Liquid Reserves, 0.077%          25,153,854               25,153,854                   0.7%
                                                                                     ---------------------    ------------------


TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+            OF NET ASSETS**
                                                             --------------------    ---------------------    -------------------
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@ DFA Short Term Investment Fund                                    55,038,894    $         636,800,004                  17.9%
                                                                                     ---------------------    ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,703,041,710)                                  $       4,210,352,254                 117.9%
                                                                                     =====================    ==================

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -------------------------------------------------------------------------------------------
                                            LEVEL 1                LEVEL 2                LEVEL 3                 TOTAL
                                     ---------------------   --------------------  ---------------------  ----------------------
Common Stocks
      Consumer Discretionary         $         561,071,146                     --                     --  $          561,071,146
      Consumer Staples                         116,066,899                     --                     --             116,066,899
      Energy                                   293,676,979                     --                     --             293,676,979
      Financials                               918,572,674   $            111,578                     --             918,684,252
      Health Care                              224,451,559                 78,482                     --             224,530,041
      Industrials                              601,781,204                  1,937                     --             601,783,141
      Information Technology                   484,143,484                     --                     --             484,143,484
      Materials                                296,797,677                     --                     --             296,797,677
      Other                                             --                     --                     --                      --
      Real Estate Investment Trusts                 94,065                     --                     --                  94,065
      Telecommunication Services                32,961,604                     --                     --              32,961,604
      Utilities                                 18,318,540                     --                     --              18,318,540
Rights/Warrants                                         --                270,568                     --                 270,568
Temporary Cash Investments                      25,153,854                     --                     --              25,153,854
Securities Lending Collateral                           --            636,800,004                     --             636,800,004
                                     ---------------------   --------------------  ---------------------  -----------------------
TOTAL                                $       3,573,089,685   $        637,262,569                     --  $        4,210,352,254
                                     =====================   ====================  =====================  =======================

                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
COMMON STOCKS -- (79.6%)
Consumer Discretionary -- (12.9%)
*    1-800-Flowers.com, Inc. Class A                                  68,093    $             546,787                   0.0%
     Aaron's, Inc.                                                    58,132                1,439,348                   0.1%
#    Abercrombie & Fitch Co. Class A                                  53,534                1,792,318                   0.1%
#*   Aeropostale, Inc.                                                 4,700                   14,147                   0.0%
     AH Belo Corp. Class A                                            49,683                  571,851                   0.0%
*    Ambassadors Group, Inc.                                          13,635                   48,404                   0.0%
     AMCON Distributing Co.                                              300                   24,594                   0.0%
#*   America's Car-Mart, Inc.                                         25,524                1,173,594                   0.1%
#*   American Axle & Manufacturing Holdings, Inc.                    117,566                2,272,551                   0.1%
     American Eagle Outfitters, Inc.                                 169,264                2,178,428                   0.1%
#*   American Public Education, Inc.                                  25,925                  803,416                   0.0%
*    ANN, Inc.                                                        51,700                1,984,763                   0.1%
*    Apollo Education Group, Inc. Class A                                452                   12,954                   0.0%
     Arctic Cat, Inc.                                                 28,530                  960,320                   0.1%
     Ark Restaurants Corp.                                             4,323                   95,279                   0.0%
*    Asbury Automotive Group, Inc.                                    46,541                3,259,732                   0.2%
*    Ascena Retail Group, Inc.                                        52,390                  652,255                   0.0%
#*   Ascent Capital Group, Inc. Class A                               17,613                1,132,516                   0.1%
*    Ballantyne Strong, Inc.                                          14,004                   62,878                   0.0%
*    Bally Technologies, Inc.                                         20,129                1,618,372                   0.1%
#*   Barnes & Noble, Inc.                                             94,632                2,064,870                   0.1%
     Bassett Furniture Industries, Inc.                               26,661                  463,368                   0.0%
     Beasley Broadcasting Group, Inc. Class A                         15,564                   73,151                   0.0%
#*   Beazer Homes USA, Inc.                                           25,896                  464,315                   0.0%
#    bebe stores, Inc.                                               106,920                  244,847                   0.0%
*    Belmond, Ltd. Class A                                           127,967                1,466,502                   0.1%
#    Big 5 Sporting Goods Corp.                                       33,305                  409,985                   0.0%
     Big Lots, Inc.                                                   87,036                3,973,193                   0.2%
*    Biglari Holdings, Inc.                                            4,021                1,403,972                   0.1%
#*   BJ's Restaurants, Inc.                                           43,479                1,913,946                   0.1%
*    Bloomin' Brands, Inc.                                            15,000                  283,650                   0.0%
#*   Blue Nile, Inc.                                                  16,857                  598,424                   0.0%
     Bob Evans Farms, Inc.                                            44,644                2,180,859                   0.1%
#    Bon-Ton Stores, Inc. (The)                                       33,773                  297,540                   0.0%
*    Books-A-Million, Inc.                                            11,787                   17,091                   0.0%
     Bowl America, Inc. Class A                                        1,400                   20,300                   0.0%
#*   Boyd Gaming Corp.                                                69,502                  802,748                   0.0%
*    Bravo Brio Restaurant Group, Inc.                                24,571                  340,800                   0.0%
*    Bridgepoint Education, Inc.                                      32,341                  408,790                   0.0%
#*   Bright Horizons Family Solutions, Inc.                           14,860                  662,162                   0.0%
     Brinker International, Inc.                                      15,094                  809,642                   0.0%
     Brown Shoe Co., Inc.                                             83,797                2,228,162                   0.1%
     Brunswick Corp.                                                  30,204                1,413,547                   0.1%
#    Buckle, Inc. (The)                                               31,524                1,555,079                   0.1%
#*   Buffalo Wild Wings, Inc.                                         19,661                2,934,994                   0.1%
*    Build-A-Bear Workshop, Inc.                                      39,037                  661,677                   0.0%
#*   Cabela's, Inc.                                                   47,958                2,302,943                   0.1%
#*   Caesars Entertainment Corp.                                       4,060                   49,491                   0.0%
#    Callaway Golf Co.                                               182,682                1,432,227                   0.1%
*    Cambium Learning Group, Inc.                                     18,289                   27,982                   0.0%
*    Canterbury Park Holding Corp.                                     6,569                   62,734                   0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
#    Capella Education Co.                                            21,869    $           1,547,013                   0.1%
#*   Career Education Corp.                                           99,125                  574,925                   0.0%
*    Carmike Cinemas, Inc.                                            41,491                1,329,787                   0.1%
#    Carriage Services, Inc.                                          46,003                  918,220                   0.1%
#*   Carrols Restaurant Group, Inc.                                   65,150                  502,307                   0.0%
     Carter's, Inc.                                                   18,259                1,426,576                   0.1%
     Cato Corp. (The) Class A                                         41,953                1,496,464                   0.1%
#*   Cavco Industries, Inc.                                           15,402                1,122,344                   0.1%
#*   Central European Media Enterprises, Ltd. Class A                 10,557                   25,654                   0.0%
#*   Charles & Colvard, Ltd.                                          19,124                   55,651                   0.0%
#    Cheesecake Factory, Inc. (The)                                   62,563                2,874,144                   0.1%
     Cherokee, Inc.                                                   16,547                  289,242                   0.0%
     Chico's FAS, Inc.                                               227,806                3,435,314                   0.2%
#    Children's Place, Inc. (The)                                     29,165                1,436,376                   0.1%
#    Choice Hotels International, Inc.                                39,543                2,115,550                   0.1%
*    Christopher & Banks Corp.                                        49,101                  320,630                   0.0%
     Churchill Downs, Inc.                                            21,185                2,160,446                   0.1%
#*   Chuy's Holdings, Inc.                                            15,037                  449,757                   0.0%
*    Cinedigm Corp.                                                   82,370                  127,674                   0.0%
*    Citi Trends, Inc.                                                25,734                  582,875                   0.0%
     Collectors Universe, Inc.                                        20,036                  492,886                   0.0%
     Columbia Sportswear Co.                                          29,503                1,137,046                   0.1%
#*   Conn's, Inc.                                                     78,720                2,448,979                   0.1%
     Cooper Tire & Rubber Co.                                         69,409                2,235,664                   0.1%
*    Cooper-Standard Holding, Inc.                                       438                   23,906                   0.0%
     Core-Mark Holding Co., Inc.                                      57,794                3,353,786                   0.2%
#    Cracker Barrel Old Country Store, Inc.                           24,607                2,838,417                   0.1%
#*   Crocs, Inc.                                                     132,567                1,548,383                   0.1%
#*   Crown Media Holdings, Inc. Class A                               55,635                  194,166                   0.0%
     CSS Industries, Inc.                                             17,516                  500,257                   0.0%
     CST Brands, Inc.                                                 61,694                2,359,795                   0.1%
     Culp, Inc.                                                       35,956                  682,085                   0.0%
#*   Cumulus Media, Inc. Class A                                     168,059                  648,708                   0.0%
     Dana Holding Corp.                                                  100                    2,046                   0.0%
#*   Deckers Outdoor Corp.                                            39,785                3,479,596                   0.2%
*    Del Frisco's Restaurant Group, Inc.                              21,552                  500,437                   0.0%
*    Delta Apparel, Inc.                                               4,288                   45,024                   0.0%
     Destination Maternity Corp.                                      28,800                  431,424                   0.0%
#*   Destination XL Group, Inc.                                      114,725                  601,159                   0.0%
     DeVry Education Group, Inc.                                      63,347                3,066,628                   0.2%
#    Dillard's, Inc. Class A                                          24,816                2,624,540                   0.1%
     DineEquity, Inc.                                                 22,844                2,032,202                   0.1%
#*   Dixie Group, Inc. (The)                                          17,430                  137,348                   0.0%
     Domino's Pizza, Inc.                                             20,546                1,824,279                   0.1%
#*   Dorman Products, Inc.                                            58,084                2,692,774                   0.1%
*    Dover Downs Gaming & Entertainment, Inc.                         14,518                   10,889                   0.0%
     Dover Motorsports, Inc.                                          26,237                   62,575                   0.0%
#*   DreamWorks Animation SKG, Inc. Class A                           41,851                  932,440                   0.1%
     Drew Industries, Inc.                                            44,007                2,114,976                   0.1%
     DSW, Inc. Class A                                                69,646                2,065,004                   0.1%
     Educational Development Corp.                                     2,842                   12,420                   0.0%
     Einstein Noah Restaurant Group, Inc.                             41,539                  841,165                   0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
*    Eldorado Resorts, Inc.                                           11,503    $              47,392                   0.0%
#    Emerson Radio Corp.                                              37,654                   42,926                   0.0%
#*   Entercom Communications Corp. Class A                            35,561                  365,567                   0.0%
     Entravision Communications Corp. Class A                         98,140                  506,402                   0.0%
     Escalade, Inc.                                                   10,576                  120,989                   0.0%
#    Ethan Allen Interiors, Inc.                                      39,716                1,123,963                   0.1%
#*   EW Scripps Co. (The) Class A                                    100,095                1,921,824                   0.1%
*    Express, Inc.                                                    41,522                  621,584                   0.0%
#*   Famous Dave's Of America, Inc.                                   19,657                  512,458                   0.0%
*    Federal-Mogul Holdings Corp.                                     20,884                  325,999                   0.0%
#*   Fiesta Restaurant Group, Inc.                                    47,558                2,622,824                   0.1%
     Finish Line, Inc. (The) Class A                                 114,231                3,023,695                   0.2%
#*   Five Below, Inc.                                                 14,081                  561,409                   0.0%
*    Flanigan's Enterprises, Inc.                                      1,877                   37,540                   0.0%
     Flexsteel Industries, Inc.                                        6,364                  218,349                   0.0%
     Fred's, Inc. Class A                                             84,507                1,326,760                   0.1%
     Frisch's Restaurants, Inc.                                        5,471                  140,495                   0.0%
#*   FTD Cos., Inc.                                                   44,580                1,568,324                   0.1%
#*   Fuel Systems Solutions, Inc.                                     18,652                  172,158                   0.0%
*    Full House Resorts, Inc.                                         29,515                   38,074                   0.0%
#*   G-III Apparel Group, Ltd.                                        41,439                3,288,185                   0.2%
#*   Gaiam, Inc. Class A                                              34,103                  258,160                   0.0%
*    Gaming Partners International Corp.                              15,986                  134,123                   0.0%
#*   Geeknet, Inc.                                                     3,728                   36,124                   0.0%
*    Genesco, Inc.                                                    37,394                2,867,746                   0.1%
*    Gentherm, Inc.                                                   72,886                3,039,346                   0.2%
#*   Gordmans Stores, Inc.                                             9,387                   29,569                   0.0%
*    Grand Canyon Education, Inc.                                     42,916                2,055,676                   0.1%
#*   Gray Television, Inc.                                           134,064                1,238,751                   0.1%
*    Gray Television, Inc. Class A                                       912                    6,749                   0.0%
#    Group 1 Automotive, Inc.                                         40,048                3,421,301                   0.2%
#    Guess?, Inc.                                                     31,631                  701,259                   0.0%
     Harte-Hanks, Inc.                                                84,200                  548,142                   0.0%
     Haverty Furniture Cos., Inc.                                     44,570                  980,986                   0.1%
     Haverty Furniture Cos., Inc. Class A                                457                   10,045                   0.0%
*    Helen of Troy, Ltd.                                              45,519                2,815,350                   0.1%
#*   hhgregg, Inc.                                                    36,066                  186,822                   0.0%
#*   Hibbett Sports, Inc.                                             25,429                1,154,222                   0.1%
     Hooker Furniture Corp.                                           14,992                  229,228                   0.0%
     HSN, Inc.                                                         3,000                  198,210                   0.0%
#*   Iconix Brand Group, Inc.                                        102,033                4,082,340                   0.2%
     International Speedway Corp. Class A                             42,546                1,332,966                   0.1%
     Interval Leisure Group, Inc.                                     48,477                1,019,956                   0.1%
#*   iRobot Corp.                                                     33,172                1,184,904                   0.1%
*    Isle of Capri Casinos, Inc.                                      36,409                  270,519                   0.0%
     Jack in the Box, Inc.                                            42,100                2,990,784                   0.1%
#*   JAKKS Pacific, Inc.                                              14,297                   91,215                   0.0%
#*   Jamba, Inc.                                                       7,890                  105,332                   0.0%
     Johnson Outdoors, Inc. Class A                                   16,903                  507,935                   0.0%
*    Journal Communications, Inc. Class A                            106,741                1,047,129                   0.1%
*    K12, Inc.                                                        32,352                  401,165                   0.0%
#*   Kate Spade & Co.                                                 58,753                1,593,969                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
#    KB Home                                                          96,431    $           1,517,824                   0.1%
#*   Kirkland's, Inc.                                                 46,173                  821,879                   0.0%
*    Kona Grill, Inc.                                                 12,523                  282,143                   0.0%
     Koss Corp.                                                          735                    1,044                   0.0%
#*   Krispy Kreme Doughnuts, Inc.                                    137,728                2,605,814                   0.1%
     La-Z-Boy, Inc.                                                  116,492                2,663,007                   0.1%
#*   Lakeland Industries, Inc.                                        10,138                  142,946                   0.0%
*    LeapFrog Enterprises, Inc.                                       99,430                  528,968                   0.0%
*    Learning Tree International, Inc.                                21,151                   52,454                   0.0%
#*   Lee Enterprises, Inc.                                            17,088                   63,738                   0.0%
#*   Libbey, Inc.                                                     47,888                1,376,780                   0.1%
*    Liberty Tax, Inc.                                                 1,262                   47,817                   0.0%
*    Liberty Ventures Series A                                         6,881                  241,523                   0.0%
#*   Life Time Fitness, Inc.                                          49,871                2,781,306                   0.1%
#    Lifetime Brands, Inc.                                            27,425                  469,242                   0.0%
*    LIN Media LLC Class A                                            15,192                  363,545                   0.0%
     Lincoln Educational Services Corp.                               20,057                   53,151                   0.0%
     Lithia Motors, Inc. Class A                                      51,735                4,015,671                   0.2%
*    Live Nation Entertainment, Inc.                                 101,740                2,645,240                   0.1%
*    Loral Space & Communications, Inc.                               16,665                1,274,872                   0.1%
*    Luby's, Inc.                                                     63,661                  317,668                   0.0%
#*   Lumber Liquidators Holdings, Inc.                                29,224                1,571,374                   0.1%
*    M/I Homes, Inc.                                                  52,243                1,125,314                   0.1%
*    Madison Square Garden Co. (The) Class A                          22,099                1,674,220                   0.1%
     Marcus Corp. (The)                                               41,404                  709,251                   0.0%
     Marine Products Corp.                                            57,093                  481,865                   0.0%
#*   MarineMax, Inc.                                                  56,073                1,074,919                   0.1%
     Marriott Vacations Worldwide Corp.                               38,772                2,692,328                   0.1%
#*   Martha Stewart Living Omnimedia, Inc. Class A                    48,330                  209,269                   0.0%
*    McClatchy Co. (The) Class A                                      91,268                  324,914                   0.0%
#    MDC Holdings, Inc.                                               59,311                1,448,375                   0.1%
#*   Media General, Inc. Class A                                      45,073                  673,391                   0.0%
#    Men's Wearhouse, Inc. (The)                                      76,067                3,577,431                   0.2%
#    Meredith Corp.                                                   37,412                1,950,662                   0.1%
*    Meritage Homes Corp.                                             44,145                1,624,095                   0.1%
*    Modine Manufacturing Co.                                         69,080                  886,296                   0.0%
*    Monarch Casino & Resort, Inc.                                    36,281                  590,292                   0.0%
#    Monro Muffler Brake, Inc.                                        32,229                1,722,318                   0.1%
*    Motorcar Parts of America, Inc.                                  30,421                  883,426                   0.0%
     Movado Group, Inc.                                               45,116                1,592,595                   0.1%
*    Multimedia Games Holding Co., Inc.                               35,732                1,247,047                   0.1%
*    Murphy USA, Inc.                                                 41,096                2,354,801                   0.1%
     NACCO Industries, Inc. Class A                                   14,400                  843,408                   0.0%
#*   Nathan's Famous, Inc.                                            14,980                1,076,762                   0.1%
     National CineMedia, Inc.                                         65,980                1,049,082                   0.1%
*    Nautilus, Inc.                                                   79,994                1,070,320                   0.1%
*    New York & Co., Inc.                                             86,828                  283,928                   0.0%
#    New York Times Co. (The) Class A                                186,684                2,397,023                   0.1%
#    Nexstar Broadcasting Group, Inc. Class A                         38,798                1,750,566                   0.1%
*    Nobility Homes, Inc.                                              2,012                   22,082                   0.0%
     Nutrisystem, Inc.                                                46,469                  782,538                   0.0%
#*   Office Depot, Inc.                                              836,472                4,366,384                   0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
*    Orbitz Worldwide, Inc.                                          118,538    $             980,309                   0.1%
#*   Outerwall, Inc.                                                  10,200                  645,354                   0.0%
#*   Overstock.com, Inc.                                              23,562                  544,753                   0.0%
     Oxford Industries, Inc.                                          25,607                1,568,429                   0.1%
#*   Pacific Sunwear of California, Inc.                              52,595                   79,944                   0.0%
     Papa John's International, Inc.                                  45,840                2,143,478                   0.1%
#*   Penn National Gaming, Inc.                                       60,783                  795,649                   0.0%
     Penske Automotive Group, Inc.                                    41,933                1,897,049                   0.1%
*    Pep Boys-Manny, Moe & Jack (The)                                 72,926                  694,985                   0.0%
*    Perfumania Holdings, Inc.                                         8,879                   54,606                   0.0%
#*   Perry Ellis International, Inc.                                  36,833                  753,235                   0.0%
#    PetMed Express, Inc.                                             50,778                  670,777                   0.0%
     Pier 1 Imports, Inc.                                            103,627                1,336,788                   0.1%
#*   Pinnacle Entertainment, Inc.                                     72,817                1,866,300                   0.1%
     Pool Corp.                                                       41,444                2,474,207                   0.1%
*    Popeyes Louisiana Kitchen, Inc.                                  45,337                2,101,370                   0.1%
#*   Quiksilver, Inc.                                                 98,168                  171,794                   0.0%
*    RCI Hospitality Holdings, Inc.                                   23,683                  281,828                   0.0%
*    Reading International, Inc. Class B                               2,340                   25,740                   0.0%
*    Red Lion Hotels Corp.                                            18,308                  103,806                   0.0%
#*   Red Robin Gourmet Burgers, Inc.                                  31,187                1,714,349                   0.1%
#    Regal Entertainment Group Class A                                36,762                  814,278                   0.0%
     Regis Corp.                                                      77,811                1,321,231                   0.1%
#    Rent-A-Center, Inc.                                              77,210                2,391,194                   0.1%
#*   Rentrak Corp.                                                    21,108                1,622,572                   0.1%
     Rocky Brands, Inc.                                               17,635                  231,724                   0.0%
#*   Ruby Tuesday, Inc.                                              121,476                  932,936                   0.1%
     Ruth's Hospitality Group, Inc.                                   83,996                1,022,231                   0.1%
#    Ryland Group, Inc. (The)                                         75,987                2,721,094                   0.1%
     Saga Communications, Inc. Class A                                15,886                  637,029                   0.0%
     Salem Communications Corp. Class A                                7,225                   55,705                   0.0%
#    Scholastic Corp.                                                 34,145                1,188,587                   0.1%
#*   Scientific Games Corp. Class A                                   88,145                1,037,467                   0.1%
     SeaWorld Entertainment, Inc.                                     10,733                  206,503                   0.0%
#*   Select Comfort Corp.                                             89,608                2,302,030                   0.1%
#*   Shiloh Industries, Inc.                                          48,090                  819,454                   0.0%
     Shoe Carnival, Inc.                                              48,652                  895,197                   0.0%
*    Shutterfly, Inc.                                                 44,735                1,871,265                   0.1%
#    Sinclair Broadcast Group, Inc. Class A                           60,450                1,756,072                   0.1%
*    Sizmek, Inc.                                                     37,948                  217,442                   0.0%
#*   Skechers U.S.A., Inc. Class A                                    52,918                2,897,260                   0.1%
*    Skullcandy, Inc.                                                 31,617                  263,686                   0.0%
*    Skyline Corp.                                                    11,206                   41,014                   0.0%
#    Sonic Automotive, Inc. Class A                                   42,950                1,069,025                   0.1%
#*   Sonic Corp.                                                     128,846                3,248,208                   0.2%
#    Sotheby's                                                        25,482                1,010,616                   0.1%
*    Spanish Broadcasting System, Inc. Class A                         4,462                   17,982                   0.0%
     Spartan Motors, Inc.                                             49,138                  279,595                   0.0%
     Speedway Motorsports, Inc.                                       46,260                  905,308                   0.1%
     Stage Stores, Inc.                                               44,773                  755,321                   0.0%
     Standard Motor Products, Inc.                                    57,284                2,263,864                   0.1%
#*   Standard Pacific Corp.                                          189,748                1,404,135                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
*    Stanley Furniture Co., Inc.                                       8,005    $              23,215                   0.0%
#*   Starz                                                            81,601                2,521,471                   0.1%
     Stein Mart, Inc.                                                 89,200                1,193,496                   0.1%
*    Steiner Leisure, Ltd.                                            15,636                  659,526                   0.0%
*    Steven Madden, Ltd.                                              82,515                2,586,845                   0.1%
*    Stoneridge, Inc.                                                 71,086                  923,407                   0.1%
     Strattec Security Corp.                                           5,703                  591,515                   0.0%
*    Strayer Education, Inc.                                           7,825                  572,712                   0.0%
#    Sturm Ruger & Co., Inc.                                          31,391                1,308,377                   0.1%
     Superior Industries International, Inc.                          45,688                  891,373                   0.0%
     Superior Uniform Group, Inc.                                      9,036                  216,864                   0.0%
     Sypris Solutions, Inc.                                           25,625                   87,381                   0.0%
#*   Systemax, Inc.                                                   69,101                1,057,245                   0.1%
     Tandy Leather Factory, Inc.                                      22,365                  206,653                   0.0%
*    Taylor Morrison Home Corp. Class A                                5,145                   88,700                   0.0%
*    Tempur Sealy International, Inc.                                 16,600                  873,824                   0.0%
*    Tenneco, Inc.                                                    41,414                2,168,437                   0.1%
#    Texas Roadhouse, Inc.                                            78,827                2,275,735                   0.1%
#    Thor Industries, Inc.                                            56,329                2,979,241                   0.1%
#*   Tile Shop Holdings, Inc.                                          4,897                   42,163                   0.0%
*    Time, Inc.                                                          469                   10,595                   0.0%
*    Tower International, Inc.                                        28,377                  689,561                   0.0%
#    Town Sports International Holdings, Inc.                         31,479                  186,356                   0.0%
     Trans World Entertainment Corp.                                   9,128                   30,122                   0.0%
#*   Tuesday Morning Corp.                                            62,219                1,268,645                   0.1%
#*   Tumi Holdings, Inc.                                              27,983                  581,207                   0.0%
*    Unifi, Inc.                                                      37,068                1,036,792                   0.1%
#*   Universal Electronics, Inc.                                      27,988                1,592,237                   0.1%
     Universal Technical Institute, Inc.                              25,479                  303,455                   0.0%
*    US Auto Parts Network, Inc.                                      25,683                   69,344                   0.0%
     Vail Resorts, Inc.                                               41,800                3,609,848                   0.2%
     Value Line, Inc.                                                  4,536                   72,349                   0.0%
#*   Valuevision Media, Inc. Class A                                  75,249                  425,909                   0.0%
#*   Vitamin Shoppe, Inc.                                             36,181                1,697,974                   0.1%
#*   VOXX International Corp.                                         45,871                  391,280                   0.0%
#    Wendy's Co. (The)                                               314,539                2,522,603                   0.1%
#*   West Marine, Inc.                                                48,991                  482,071                   0.0%
     Weyco Group, Inc.                                                10,423                  324,676                   0.0%
*    William Lyon Homes Class A                                        8,162                  193,113                   0.0%
#    Winmark Corp.                                                     8,419                  692,715                   0.0%
#*   Winnebago Industries, Inc.                                       44,846                  951,184                   0.1%
#    Wolverine World Wide, Inc.                                      111,605                3,028,960                   0.2%
#    World Wrestling Entertainment, Inc. Class A                       8,659                  106,939                   0.0%
*    Zagg, Inc.                                                       36,131                  242,800                   0.0%
#*   Zumiez, Inc.                                                     33,787                1,127,810                   0.1%
                                                                                ---------------------    ------------------
Total Consumer Discretionary                                                              334,406,799                  16.0%
                                                                                ---------------------    ------------------
Consumer Staples -- (3.4%)
#    Alico, Inc.                                                       7,814                  288,337                   0.0%
#*   Alliance One International, Inc.                                 92,217                  187,201                   0.0%
     Andersons, Inc. (The)                                            33,853                2,157,452                   0.1%
     B&G Foods, Inc.                                                  65,317                1,924,239                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Staples -- (Continued)
#*   Boston Beer Co., Inc. (The) Class A                               8,600    $           2,141,400                   0.1%
#*   Boulder Brands, Inc.                                            133,867                1,188,739                   0.1%
*    Bridgford Foods Corp.                                             6,838                   57,405                   0.0%
#    Cal-Maine Foods, Inc.                                            25,764                2,261,822                   0.1%
     Calavo Growers, Inc.                                             28,480                1,382,419                   0.1%
#    Casey's General Stores, Inc.                                     41,226                3,375,173                   0.2%
*    CCA Industries, Inc.                                             12,833                   43,632                   0.0%
*    Central Garden and Pet Co.                                       27,336                  218,141                   0.0%
*    Central Garden and Pet Co. Class A                               76,906                  660,623                   0.0%
#*   Chefs' Warehouse, Inc. (The)                                      8,251                  147,445                   0.0%
*    Chiquita Brands International, Inc.                             108,338                1,563,317                   0.1%
     Coca-Cola Bottling Co. Consolidated                              12,876                1,164,505                   0.1%
#*   Craft Brew Alliance, Inc.                                        43,879                  609,041                   0.0%
#*   Darling International, Inc.                                     122,820                2,161,632                   0.1%
#    Dean Foods Co.                                                  101,175                1,488,284                   0.1%
#*   Diamond Foods, Inc.                                              19,820                  597,573                   0.0%
*    Farmer Bros. Co.                                                 26,804                  781,605                   0.0%
#    Fresh Del Monte Produce, Inc.                                    91,010                2,922,331                   0.1%
     Golden Enterprises, Inc.                                          3,061                   13,683                   0.0%
*    Hain Celestial Group, Inc. (The)                                 28,926                3,131,239                   0.2%
     Ingles Markets, Inc. Class A                                     31,886                  857,733                   0.0%
     Inter Parfums, Inc.                                              63,168                1,793,971                   0.1%
*    Inventure Foods, Inc.                                             6,384                   84,524                   0.0%
     J&J Snack Foods Corp.                                            22,538                2,322,090                   0.1%
     John B. Sanfilippo & Son, Inc.                                   18,497                  687,164                   0.0%
     Lancaster Colony Corp.                                           24,429                2,235,009                   0.1%
#    Liberator Medical Holdings, Inc.                                  2,500                    7,200                   0.0%
#*   Lifeway Foods, Inc.                                              28,187                  466,495                   0.0%
     Limoneira Co.                                                       605                   15,524                   0.0%
*    Mannatech, Inc.                                                   2,043                   29,767                   0.0%
#*   Medifast, Inc.                                                   34,611                1,098,553                   0.1%
     MGP Ingredients, Inc.                                            41,536                  512,970                   0.0%
#*   National Beverage Corp.                                          81,150                2,038,488                   0.1%
*    Natural Alternatives International, Inc.                         14,504                   88,910                   0.0%
#*   Natural Grocers by Vitamin Cottage, Inc.                          2,164                   39,190                   0.0%
#    Nu Skin Enterprises, Inc. Class A                                12,563                  663,703                   0.0%
*    Nutraceutical International Corp.                                26,269                  590,527                   0.0%
     Oil-Dri Corp. of America                                         12,831                  387,240                   0.0%
*    Omega Protein Corp.                                              48,285                  697,718                   0.0%
#    Orchids Paper Products Co.                                        9,371                  269,510                   0.0%
*    Pantry, Inc. (The)                                               52,673                1,357,383                   0.1%
#*   Pilgrim's Pride Corp.                                           173,140                4,918,907                   0.2%
#*   Post Holdings, Inc.                                              46,420                1,740,750                   0.1%
#    Pricesmart, Inc.                                                 28,537                2,540,649                   0.1%
#*   Revlon, Inc. Class A                                             77,452                2,656,604                   0.1%
*    Rite Aid Corp.                                                   13,864                   72,786                   0.0%
     Rocky Mountain Chocolate Factory, Inc.                           12,843                  155,272                   0.0%
#    Sanderson Farms, Inc.                                            35,400                2,972,892                   0.2%
*    Seaboard Corp.                                                       99                  304,214                   0.0%
*    Seneca Foods Corp. Class A                                       21,308                  572,759                   0.0%
*    Seneca Foods Corp. Class B                                        1,443                   43,615                   0.0%
     Snyder's-Lance, Inc.                                             81,431                2,425,829                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Staples -- (Continued)
     SpartanNash Co.                                                  76,960    $           1,724,674                   0.1%
     Spectrum Brands Holdings, Inc.                                   41,553                3,764,286                   0.2%
#*   SUPERVALU, Inc.                                                 218,537                1,885,974                   0.1%
*    Tofutti Brands, Inc.                                              7,749                   38,668                   0.0%
#    Tootsie Roll Industries, Inc.                                    33,977                1,007,418                   0.1%
*    TreeHouse Foods, Inc.                                            43,568                3,710,687                   0.2%
#*   United Natural Foods, Inc.                                       11,925                  811,138                   0.0%
     United-Guardian, Inc.                                            13,162                  274,559                   0.0%
#    Universal Corp.                                                  33,750                1,501,875                   0.1%
#*   USANA Health Sciences, Inc.                                      26,952                3,071,989                   0.2%
#    Vector Group, Ltd.                                               55,578                1,241,613                   0.1%
     Village Super Market, Inc. Class A                                9,854                  273,448                   0.0%
     WD-40 Co.                                                        17,475                1,339,808                   0.1%
#    Weis Markets, Inc.                                               31,449                1,403,883                   0.1%
*    WhiteWave Foods Co. (The) Class A                                58,625                2,182,609                   0.1%
                                                                                ---------------------    ------------------
Total Consumer Staples                                                                     89,347,813                   4.3%
                                                                                ---------------------    ------------------
Energy -- (3.8%)
     Adams Resources & Energy, Inc.                                    7,953                  334,424                   0.0%
     Alon USA Energy, Inc.                                            82,924                1,330,101                   0.1%
#*   Approach Resources, Inc.                                         40,853                  404,445                   0.0%
*    Atwood Oceanics, Inc.                                            10,748                  436,906                   0.0%
*    Barnwell Industries, Inc.                                         8,064                   20,644                   0.0%
#*   Basic Energy Services, Inc.                                      95,442                1,231,202                   0.1%
#*   Bill Barrett Corp.                                               55,509                  843,737                   0.1%
     Bolt Technology Corp.                                            23,475                  514,807                   0.0%
*    Bonanza Creek Energy, Inc.                                       51,661                2,337,144                   0.1%
#*   BPZ Resources, Inc.                                             121,576                  150,754                   0.0%
#    Bristow Group, Inc.                                              53,346                3,942,269                   0.2%
#*   C&J Energy Services, Inc.                                        45,306                  874,859                   0.1%
#*   Callon Petroleum Co.                                             85,955                  563,865                   0.0%
#    CARBO Ceramics, Inc.                                             18,738                  968,192                   0.1%
*    Carrizo Oil & Gas, Inc.                                          69,386                3,603,909                   0.2%
#*   Clayton Williams Energy, Inc.                                    17,125                1,423,772                   0.1%
#*   Clean Energy Fuels Corp.                                         76,036                  555,823                   0.0%
#*   Cloud Peak Energy, Inc.                                          46,104                  551,865                   0.0%
#    Comstock Resources, Inc.                                         66,676                  789,444                   0.0%
*    Contango Oil & Gas Co.                                           24,603                  899,732                   0.1%
     Dawson Geophysical Co.                                            9,671                  164,310                   0.0%
     Delek US Holdings, Inc.                                          79,272                2,686,528                   0.1%
     DHT Holdings, Inc.                                                5,589                   37,223                   0.0%
#*   Emerald Oil, Inc.                                                65,274                  207,571                   0.0%
#    Energy XXI Bermuda, Ltd.                                         81,605                  627,542                   0.0%
*    ENGlobal Corp.                                                   52,936                   69,346                   0.0%
     EnLink Midstream LLC                                             91,637                3,473,042                   0.2%
*    Era Group, Inc.                                                  19,448                  454,889                   0.0%
*    Escalera Resources Co.                                           11,117                   12,562                   0.0%
     Evolution Petroleum Corp.                                        16,274                  153,952                   0.0%
#    Exterran Holdings, Inc.                                          96,024                3,776,624                   0.2%
#*   FieldPoint Petroleum Corp.                                       10,805                   30,578                   0.0%
*    Forum Energy Technologies, Inc.                                   7,387                  201,665                   0.0%
#    GasLog, Ltd.                                                     57,317                1,193,340                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Energy -- (Continued)
*    Gastar Exploration, Inc.                                         94,405    $             377,620                   0.0%
#*   Geospace Technologies Corp.                                      17,664                  543,875                   0.0%
#    Green Plains, Inc.                                               69,992                2,393,726                   0.1%
#    Gulf Island Fabrication, Inc.                                    19,658                  415,570                   0.0%
#    Gulfmark Offshore, Inc. Class A                                  39,237                1,183,388                   0.1%
*    Gulfport Energy Corp.                                            12,319                  618,167                   0.0%
#*   Halcon Resources Corp.                                           74,911                  232,973                   0.0%
*    Harvest Natural Resources, Inc.                                  38,926                  144,805                   0.0%
*    Helix Energy Solutions Group, Inc.                              135,045                3,597,599                   0.2%
#*   HKN, Inc.                                                           853                   56,298                   0.0%
#*   Hornbeck Offshore Services, Inc.                                 54,244                1,663,121                   0.1%
#*   ION Geophysical Corp.                                            82,200                  230,160                   0.0%
#*   Key Energy Services, Inc.                                       150,437                  457,328                   0.0%
#    LinnCo LLC                                                       75,204                1,802,640                   0.1%
#*   Magnum Hunter Resources Corp.                                    15,295                   70,969                   0.0%
#*   Matador Resources Co.                                            81,267                1,972,350                   0.1%
*    Matrix Service Co.                                               65,962                1,653,008                   0.1%
#*   McDermott International, Inc.                                    19,549                   75,068                   0.0%
*    Mexco Energy Corp.                                                  935                    5,563                   0.0%
#*   Miller Energy Resources, Inc.                                     2,439                    8,488                   0.0%
*    Mitcham Industries, Inc.                                         19,689                  200,828                   0.0%
*    Natural Gas Services Group, Inc.                                 27,719                  713,210                   0.0%
*    Newpark Resources, Inc.                                         152,274                1,740,492                   0.1%
#*   Nordic American Offshore, Ltd.                                      113                    1,808                   0.0%
#    Nordic American Tankers, Ltd.                                       709                    5,991                   0.0%
#*   Northern Oil and Gas, Inc.                                       62,319                  704,205                   0.0%
#*   Nuverra Environmental Solutions, Inc.                            11,334                  107,333                   0.0%
#*   Overseas Shipholding Group, Inc.                                 31,716                  163,337                   0.0%
#*   Pacific Drilling SA                                               2,056                   14,968                   0.0%
#    Panhandle Oil and Gas, Inc. Class A                              29,766                  611,989                   0.0%
*    Parker Drilling Co.                                             200,975                  892,329                   0.1%
     PBF Energy, Inc. Class A                                        107,001                2,789,516                   0.1%
*    PDC Energy, Inc.                                                 41,405                1,810,227                   0.1%
#*   Penn Virginia Corp.                                             112,696                  965,805                   0.1%
*    PetroQuest Energy, Inc.                                         103,501                  486,455                   0.0%
*    PHI, Inc. Non-Voting                                             28,808                1,288,870                   0.1%
*    PHI, Inc. Voting                                                    200                    8,502                   0.0%
*    Pioneer Energy Services Corp.                                   125,502                1,152,108                   0.1%
#*   Renewable Energy Group, Inc.                                     39,443                  415,335                   0.0%
*    REX American Resources Corp.                                     18,425                1,340,603                   0.1%
#*   Rex Energy Corp.                                                 90,949                  713,040                   0.0%
#*   RigNet, Inc.                                                     10,885                  472,953                   0.0%
#*   Rosetta Resources, Inc.                                          11,503                  437,459                   0.0%
     RPC, Inc.                                                        43,285                  709,874                   0.0%
#    Scorpio Tankers, Inc.                                           191,785                1,674,283                   0.1%
#*   SEACOR Holdings, Inc.                                            28,588                2,357,081                   0.1%
     SemGroup Corp. Class A                                           47,241                3,625,747                   0.2%
*    Seventy Seven Energy, Inc.                                          648                    8,469                   0.0%
#    Ship Finance International, Ltd.                                 78,406                1,347,799                   0.1%
#*   Stone Energy Corp.                                               76,866                1,883,217                   0.1%
#*   Swift Energy Co.                                                 34,800                  238,380                   0.0%
#*   Synergy Resources Corp.                                         131,368                1,601,376                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Energy -- (Continued)
*    Synthesis Energy Systems, Inc.                                      570    $                 587                   0.0%
     Targa Resources Corp.                                             6,484                  834,037                   0.0%
#    Tesco Corp.                                                      31,808                  605,624                   0.0%
*    TETRA Technologies, Inc.                                         98,595                  939,610                   0.1%
#*   TGC Industries, Inc.                                             24,537                   77,046                   0.0%
#    Tidewater, Inc.                                                  22,203                  818,625                   0.0%
#*   Triangle Petroleum Corp.                                        115,958                  898,674                   0.1%
*    Unit Corp.                                                       14,570                  705,479                   0.0%
#*   Uranium Energy Corp.                                             14,078                   16,190                   0.0%
*    Vaalco Energy, Inc.                                             126,773                  940,656                   0.1%
#    W&T Offshore, Inc.                                               74,271                  675,123                   0.0%
*    Warren Resources, Inc.                                          143,044                  494,932                   0.0%
     Western Refining, Inc.                                          181,222                8,261,911                   0.4%
*    Westmoreland Coal Co.                                            17,735                  648,569                   0.0%
*    Willbros Group, Inc.                                             75,495                  443,156                   0.0%
#    World Fuel Services Corp.                                        10,400                  428,896                   0.0%
*    Yuma Energy, Inc.                                                12,084                   41,086                   0.0%
                                                                                ---------------------    ------------------
Total Energy                                                                               99,683,572                   4.8%
                                                                                ---------------------    ------------------
Financials -- (15.7%)
*    1st Constitution Bancorp                                            155                    1,721                   0.0%
     1st Source Corp.                                                 50,617                1,583,806                   0.1%
     1st United Bancorp, Inc.                                         31,784                  281,288                   0.0%
     Access National Corp.                                             6,930                  116,771                   0.0%
     Alexander & Baldwin, Inc.                                        47,761                1,911,873                   0.1%
     Alliance Bancorp, Inc. of Pennsylvania                            1,066                   17,578                   0.0%
#*   Altisource Asset Management Corp.                                 2,193                1,184,220                   0.1%
#*   Altisource Portfolio Solutions SA                                21,934                1,637,592                   0.1%
*    Ambac Financial Group, Inc.                                      38,119                  872,163                   0.0%
     American Equity Investment Life Holding Co.                     116,240                3,000,154                   0.2%
*    American Independence Corp.                                       1,081                   11,880                   0.0%
#    American National Bankshares, Inc.                                3,612                   87,410                   0.0%
     American National Insurance Co.                                     227                   25,896                   0.0%
*    American River Bankshares                                         1,668                   15,846                   0.0%
     Ameris Bancorp                                                   57,520                1,426,496                   0.1%
     AMERISAFE, Inc.                                                  45,008                1,876,834                   0.1%
#    AmeriServ Financial, Inc.                                        63,591                  200,312                   0.0%
#    Amtrust Financial Services, Inc.                                 80,469                3,610,644                   0.2%
     Argo Group International Holdings, Ltd.                          43,259                2,413,852                   0.1%
#    Arrow Financial Corp.                                            29,492                  807,786                   0.0%
     Aspen Insurance Holdings, Ltd.                                   67,615                2,950,042                   0.1%
     Associated Banc-Corp                                            154,260                2,900,088                   0.1%
*    Asta Funding, Inc.                                               33,832                  285,204                   0.0%
     Astoria Financial Corp.                                         134,521                1,768,951                   0.1%
     Atlantic American Corp.                                           4,900                   18,914                   0.0%
*    Atlanticus Holdings Corp.                                        19,846                   27,784                   0.0%
     Auburn National Bancorporation, Inc.                                300                    7,041                   0.0%
#*   AV Homes, Inc.                                                   10,692                  160,273                   0.0%
     Baldwin & Lyons, Inc. Class A                                       550                   13,486                   0.0%
     Baldwin & Lyons, Inc. Class B                                    18,873                  508,061                   0.0%
     Banc of California, Inc.                                         12,026                  141,546                   0.0%
#    Bancfirst Corp.                                                  21,645                1,406,925                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
     Bancorp of New Jersey, Inc.                                         159    $               1,915                   0.0%
#*   Bancorp, Inc.                                                    75,779                  716,869                   0.0%
     BancorpSouth, Inc.                                              148,561                3,421,360                   0.2%
     Bank Mutual Corp.                                                24,101                  158,826                   0.0%
     Bank of Commerce Holdings                                           400                    2,420                   0.0%
#    Bank of Hawaii Corp.                                             44,321                2,594,995                   0.1%
     Bank of Kentucky Financial Corp (The)                             2,075                   97,338                   0.0%
#    Bank of the Ozarks, Inc.                                         84,772                2,987,365                   0.1%
     BankFinancial Corp.                                              30,672                  365,917                   0.0%
     Banner Corp.                                                     47,446                2,050,616                   0.1%
     Bar Harbor Bankshares                                             6,345                  184,640                   0.0%
     BBCN Bancorp, Inc.                                              128,741                1,820,398                   0.1%
*    BBX Capital Corp. Class A                                           846                   15,566                   0.0%
     BCB Bancorp, Inc.                                                 3,171                   40,874                   0.0%
*    Bear State Financial, Inc.                                          396                    3,552                   0.0%
*    Beneficial Mutual Bancorp, Inc.                                  84,238                1,131,316                   0.1%
     Berkshire Bancorp, Inc.                                             150                    1,256                   0.0%
     Berkshire Hills Bancorp, Inc.                                    33,097                  853,241                   0.0%
     BGC Partners, Inc. Class A                                      179,995                1,526,358                   0.1%
#*   BofI Holding, Inc.                                               26,229                2,020,158                   0.1%
     Boston Private Financial Holdings, Inc.                         191,899                2,523,472                   0.1%
#    Bridge Bancorp, Inc.                                              2,572                   67,541                   0.0%
*    Bridge Capital Holdings                                           5,327                  128,487                   0.0%
     Brookline Bancorp, Inc.                                         132,821                1,273,753                   0.1%
     Bryn Mawr Bank Corp.                                             27,745                  855,378                   0.0%
     C&F Financial Corp.                                                 402                   13,805                   0.0%
     Calamos Asset Management, Inc. Class A                           35,625                  488,062                   0.0%
     California First National Bancorp                                 3,097                   46,765                   0.0%
     Camden National Corp.                                            12,872                  526,594                   0.0%
*    Capital Bank Financial Corp. Class A                                810                   20,971                   0.0%
#    Capital City Bank Group, Inc.                                    11,468                  173,281                   0.0%
*    Capital Properties, Inc. Class A                                    550                    6,694                   0.0%
     Capital Southwest Corp.                                          17,626                  646,169                   0.0%
     Capitol Federal Financial, Inc.                                 191,743                2,456,228                   0.1%
     Cardinal Financial Corp.                                         72,600                1,393,920                   0.1%
*    Cascade Bancorp                                                  63,778                  325,906                   0.0%
#    Cash America International, Inc.                                 33,597                1,651,293                   0.1%
     Cathay General Bancorp                                          161,692                4,270,286                   0.2%
     Centerstate Banks, Inc.                                          29,830                  347,221                   0.0%
     Central Pacific Financial Corp.                                  20,663                  390,531                   0.0%
#    Century Bancorp, Inc. Class A                                     1,209                   45,918                   0.0%
     Chemical Financial Corp.                                         38,762                1,154,332                   0.1%
     Chicopee Bancorp, Inc.                                            2,287                   34,053                   0.0%
     Citizens Community Bancorp, Inc.                                 17,782                  158,260                   0.0%
     Citizens Holding Co.                                                592                   11,100                   0.0%
#*   Citizens, Inc.                                                  109,700                  799,713                   0.0%
#    City Holding Co.                                                 36,845                1,657,657                   0.1%
#    CKX Lands, Inc.                                                     702                   11,239                   0.0%
     Clifton Bancorp, Inc.                                            53,560                  697,351                   0.0%
#    CNB Financial Corp.                                              10,688                  193,560                   0.0%
     CNO Financial Group, Inc.                                       336,171                6,094,780                   0.3%
     CoBiz Financial, Inc.                                            90,061                1,082,533                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
     Codorus Valley Bancorp, Inc.                                      1,740    $              37,616                   0.0%
#    Cohen & Steers, Inc.                                              4,311                  184,769                   0.0%
*    Colonial Financial Services, Inc.                                 4,279                   55,584                   0.0%
*    Colony Bankcorp, Inc.                                             1,629                   11,403                   0.0%
     Columbia Banking System, Inc.                                    71,440                1,984,603                   0.1%
     Commercial National Financial Corp.                                 700                   14,875                   0.0%
#    Community Bank System, Inc.                                      47,973                1,830,170                   0.1%
     Community Trust Bancorp, Inc.                                    42,011                1,510,295                   0.1%
     Community West Bancshares                                         1,200                    7,740                   0.0%
     ConnectOne Bancorp, Inc.                                         37,010                  684,685                   0.0%
#    Consolidated-Tomoka Land Co.                                     13,475                  703,260                   0.0%
#*   Consumer Portfolio Services, Inc.                                17,488                  123,465                   0.0%
#*   Cowen Group, Inc. Class A                                       226,061                  913,286                   0.1%
     Crawford & Co. Class A                                           62,652                  552,591                   0.0%
#    Crawford & Co. Class B                                           49,714                  506,089                   0.0%
#*   Credit Acceptance Corp.                                          14,906                2,199,529                   0.1%
#*   Customers Bancorp, Inc.                                           2,720                   51,952                   0.0%
#    CVB Financial Corp.                                             129,107                2,037,308                   0.1%
#    Diamond Hill Investment Group, Inc.                               6,604                  884,870                   0.0%
     Dime Community Bancshares, Inc.                                  76,658                1,207,363                   0.1%
#    Donegal Group, Inc. Class A                                      44,879                  709,986                   0.0%
     Donegal Group, Inc. Class B                                         870                   18,270                   0.0%
*    Doral Financial Corp.                                                79                      459                   0.0%
     East West Bancorp, Inc.                                           4,719                  173,470                   0.0%
*    Eastern Virginia Bankshares, Inc.                                   822                    5,088                   0.0%
#*   eHealth, Inc.                                                    45,323                1,130,809                   0.1%
     EMC Insurance Group, Inc.                                        28,550                  914,742                   0.1%
     Employers Holdings, Inc.                                         54,960                1,120,634                   0.1%
#*   Encore Capital Group, Inc.                                       47,727                2,172,056                   0.1%
     Endurance Specialty Holdings, Ltd.                               63,590                3,685,040                   0.2%
*    Enstar Group, Ltd.                                               15,661                2,318,924                   0.1%
#    Enterprise Bancorp, Inc.                                          2,244                   52,801                   0.0%
     Enterprise Financial Services Corp.                              37,667                  710,023                   0.0%
#    ESB Financial Corp.                                               7,246                  135,210                   0.0%
     ESSA Bancorp, Inc.                                               27,993                  321,640                   0.0%
     Evans Bancorp, Inc.                                               1,635                   38,006                   0.0%
#    EverBank Financial Corp.                                         40,680                  779,022                   0.0%
     Evercore Partners, Inc. Class A                                  39,579                2,049,005                   0.1%
*    Ezcorp, Inc. Class A                                             43,184                  487,116                   0.0%
     FBL Financial Group, Inc. Class A                                40,672                2,016,518                   0.1%
     Federal Agricultural Mortgage Corp. Class A                       1,115                   27,318                   0.0%
     Federal Agricultural Mortgage Corp. Class C                      23,362                  777,955                   0.0%
#    Federated Investors, Inc. Class B                                65,759                2,056,284                   0.1%
     Federated National Holding Co.                                   18,868                  631,323                   0.0%
#    Fidelity Southern Corp.                                          17,606                  270,252                   0.0%
     Financial Institutions, Inc.                                     26,721                  671,766                   0.0%
*    First Acceptance Corp.                                          122,214                  312,868                   0.0%
#    First American Financial Corp.                                  128,060                3,882,779                   0.2%
     First Bancorp, Inc.                                               4,470                   79,074                   0.0%
*    First BanCorp.(318672706)                                        58,332                  303,910                   0.0%
     First Bancorp.(318910106)                                        19,175                  347,451                   0.0%
*    First Bancshares, Inc.                                              400                    2,788                   0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
     First Bancshares, Inc. (The)                                        300    $               4,512                   0.0%
     First Busey Corp.                                               149,485                  934,281                   0.1%
     First Business Financial Services, Inc.                             700                   32,851                   0.0%
*    First Cash Financial Services, Inc.                              34,162                2,018,291                   0.1%
     First Citizens BancShares, Inc. Class A                           2,420                  607,928                   0.0%
#    First Commonwealth Financial Corp.                              160,104                1,496,972                   0.1%
     First Community Bancshares, Inc.                                 37,579                  615,168                   0.0%
#    First Connecticut Bancorp, Inc.                                   1,466                   22,928                   0.0%
     First Defiance Financial Corp.                                   24,297                  744,217                   0.0%
     First Federal of Northern Michigan Bancorp, Inc.                  2,000                    9,780                   0.0%
     First Financial Bancorp                                          87,135                1,528,348                   0.1%
#    First Financial Bankshares, Inc.                                 62,558                1,988,093                   0.1%
     First Financial Corp.                                            32,291                1,119,852                   0.1%
     First Financial Northwest, Inc.                                  33,971                  394,064                   0.0%
*    First Financial Service Corp.                                       156                      577                   0.0%
#    First Horizon National Corp.                                    197,361                2,538,062                   0.1%
     First Interstate Bancsystem, Inc.                                18,736                  549,714                   0.0%
*    First Marblehead Corp. (The)                                      3,034                    7,494                   0.0%
     First Merchants Corp.                                            71,810                1,626,496                   0.1%
     First Midwest Bancorp, Inc.                                     109,934                1,845,792                   0.1%
     First Niagara Financial Group, Inc.                               3,147                   23,571                   0.0%
     First South Bancorp, Inc.                                         4,756                   39,237                   0.0%
*    First United Corp.                                                1,700                   14,535                   0.0%
     First West Virginia Bancorp                                         449                    8,976                   0.0%
#    FirstMerit Corp.                                                140,178                2,572,266                   0.1%
*    Flagstar Bancorp, Inc.                                           35,714                  561,424                   0.0%
     Flushing Financial Corp.                                         75,448                1,519,523                   0.1%
     FNB Corp.                                                       222,243                2,842,488                   0.1%
     FNF Group                                                        12,457                  371,717                   0.0%
#*   Forestar Group, Inc.                                             56,619                  988,002                   0.1%
*    Fortegra Financial Corp.                                            329                    3,251                   0.0%
     Fox Chase Bancorp, Inc.                                          33,410                  547,256                   0.0%
#*   Franklin Financial Corp.                                          1,732                   35,956                   0.0%
     Fulton Financial Corp.                                          249,723                2,966,709                   0.1%
#    FXCM, Inc. Class A                                               37,483                  616,970                   0.0%
#    Gain Capital Holdings, Inc.                                      18,627                  159,447                   0.0%
     GAMCO Investors, Inc. Class A                                     4,608                  380,713                   0.0%
#    German American Bancorp, Inc.                                    29,938                  894,248                   0.0%
     GFI Group, Inc.                                                 140,472                  772,596                   0.0%
     Glacier Bancorp, Inc.                                            92,078                2,641,718                   0.1%
*    Global Indemnity P.L.C.                                          23,251                  673,814                   0.0%
     Great Southern Bancorp, Inc.                                     30,592                1,162,802                   0.1%
#*   Green Dot Corp. Class A                                          52,699                1,259,506                   0.1%
#    Greenhill & Co., Inc.                                            28,731                1,292,895                   0.1%
*    Greenlight Capital Re, Ltd. Class A                              39,692                1,288,005                   0.1%
     Griffin Land & Nurseries, Inc.                                    3,886                  101,619                   0.0%
     Guaranty Bancorp                                                  6,440                  101,559                   0.0%
     Guaranty Federal Bancshares, Inc.                                 2,022                   25,669                   0.0%
*    Hallmark Financial Services, Inc.                                40,943                  477,395                   0.0%
     Hampden Bancorp, Inc.                                             7,411                  127,469                   0.0%
     Hancock Holding Co.                                              20,388                  717,454                   0.0%
     Hanmi Financial Corp.                                            80,861                1,734,468                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
     Hanover Insurance Group, Inc. (The)                              60,958    $           4,080,529                   0.2%
     Harleysville Savings Financial Corp.                                101                    1,702                   0.0%
     Hawthorn Bancshares, Inc.                                         1,808                   24,878                   0.0%
#    HCI Group, Inc.                                                  32,112                1,632,574                   0.1%
     Heartland Financial USA, Inc.                                    35,926                  955,632                   0.1%
     Heritage Commerce Corp.                                          28,037                  243,922                   0.0%
     Heritage Financial Corp.                                         35,011                  614,443                   0.0%
     Heritage Financial Group, Inc.                                   22,052                  467,282                   0.0%
     HF Financial Corp.                                                2,659                   36,136                   0.0%
     HFF, Inc. Class A                                                61,259                1,928,433                   0.1%
*    Hilltop Holdings, Inc.                                          122,727                2,703,676                   0.1%
     Hingham Institution for Savings                                     559                   46,240                   0.0%
*    HMN Financial, Inc.                                               2,746                   35,588                   0.0%
*    Home Bancorp, Inc.                                                1,082                   24,659                   0.0%
     Home BancShares, Inc.                                            84,726                2,704,454                   0.1%
*    HomeTrust Bancshares, Inc.                                          673                   10,398                   0.0%
     HopFed Bancorp, Inc.                                              6,388                   73,079                   0.0%
     Horace Mann Educators Corp.                                      77,779                2,365,259                   0.1%
#    Horizon Bancorp                                                   1,881                   48,379                   0.0%
#    Hudson Valley Holding Corp.                                       7,989                  181,670                   0.0%
     Iberiabank Corp.                                                 51,560                3,550,422                   0.2%
#*   Imperial Holdings, Inc.                                           1,300                    8,151                   0.0%
     Independence Holding Co.                                         17,405                  246,281                   0.0%
#    Independent Bank Corp.(453836108)                                40,943                1,670,474                   0.1%
     Independent Bank Corp.(453838609)                                21,971                  265,190                   0.0%
#    Independent Bank Group, Inc.                                        908                   40,579                   0.0%
     Infinity Property & Casualty Corp.                               17,124                1,250,223                   0.1%
#    Interactive Brokers Group, Inc. Class A                          75,993                1,962,139                   0.1%
     International Bancshares Corp.                                   75,353                2,137,765                   0.1%
     Intervest Bancshares Corp. Class A                               12,149                  118,453                   0.0%
#*   INTL. FCStone, Inc.                                              33,417                  604,848                   0.0%
*    Investment Technology Group, Inc.                                50,219                  900,427                   0.0%
#    Investors Bancorp, Inc.                                         415,530                4,466,947                   0.2%
     Investors Title Co.                                               1,371                  102,756                   0.0%
#    Janus Capital Group, Inc.                                       211,524                3,170,745                   0.2%
     JMP Group, Inc.                                                  25,358                  185,113                   0.0%
*    KCG Holdings, Inc. Class A                                       19,387                  206,665                   0.0%
#*   Kearny Financial Corp.                                           60,876                  866,874                   0.0%
     Kemper Corp.                                                     74,068                2,729,406                   0.1%
     Kennedy-Wilson Holdings, Inc.                                    37,476                1,015,225                   0.1%
     Kentucky First Federal Bancorp                                    3,402                   27,862                   0.0%
#*   Ladenburg Thalmann Financial Services, Inc.                      34,417                  146,961                   0.0%
     Lake Shore Bancorp, Inc.                                            338                    4,681                   0.0%
     Lakeland Bancorp, Inc.                                           73,196                  804,424                   0.0%
     Lakeland Financial Corp.                                         40,295                1,669,825                   0.1%
     Landmark Bancorp, Inc.                                            2,460                   58,794                   0.0%
     LNB Bancorp, Inc.                                                12,718                  178,561                   0.0%
     Louisiana Bancorp, Inc.                                           8,396                  175,308                   0.0%
#    Macatawa Bank Corp.                                              45,865                  238,957                   0.0%
*    Magyar Bancorp, Inc.                                                809                    7,030                   0.0%
#    Maiden Holdings, Ltd.                                            83,288                  995,292                   0.1%
     MainSource Financial Group, Inc.                                 45,181                  821,842                   0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
     Manning & Napier, Inc.                                            6,306    $              99,887                   0.0%
#    MarketAxess Holdings, Inc.                                       48,452                3,132,422                   0.2%
     Marlin Business Services Corp.                                   30,089                  636,081                   0.0%
     MB Financial, Inc.                                              108,343                3,418,222                   0.2%
*    MBIA, Inc.                                                      212,234                2,071,404                   0.1%
*    MBT Financial Corp.                                               3,037                   14,122                   0.0%
#    Meadowbrook Insurance Group, Inc.                                70,607                  449,767                   0.0%
#    Medallion Financial Corp.                                        16,338                  188,704                   0.0%
     Mercantile Bank Corp.                                            12,831                  253,156                   0.0%
     Merchants Bancshares, Inc.                                       14,947                  445,271                   0.0%
     Mercury General Corp.                                            31,914                1,695,272                   0.1%
*    Meridian Bancorp, Inc.                                           83,747                  949,691                   0.1%
     Meta Financial Group, Inc.                                        3,461                  129,822                   0.0%
*    Metro Bancorp, Inc.                                              33,582                  840,893                   0.0%
#*   MGIC Investment Corp.                                           216,764                1,933,535                   0.1%
     MicroFinancial, Inc.                                             17,150                  143,889                   0.0%
     Mid Penn Bancorp, Inc.                                              531                    8,225                   0.0%
#    MidSouth Bancorp, Inc.                                           18,736                  354,860                   0.0%
     MidWestOne Financial Group, Inc.                                  4,319                  115,231                   0.0%
#    Montpelier Re Holdings, Ltd.                                     85,084                2,819,684                   0.1%
     MutualFirst Financial, Inc.                                       5,459                  118,733                   0.0%
#    National Interstate Corp.                                        37,492                1,066,272                   0.1%
     National Penn Bancshares, Inc.                                  221,417                2,278,386                   0.1%
     National Security Group, Inc. (The)                               1,000                   13,610                   0.0%
     National Western Life Insurance Co. Class A                       1,800                  487,800                   0.0%
#*   Nationstar Mortgage Holdings, Inc.                                  658                   23,109                   0.0%
*    Naugatuck Valley Financial Corp.                                     99                      787                   0.0%
*    Navigators Group, Inc. (The)                                     20,522                1,397,343                   0.1%
     NBT Bancorp, Inc.                                                50,143                1,287,672                   0.1%
     Nelnet, Inc. Class A                                             59,149                2,814,901                   0.1%
#    New Hampshire Thrift Bancshares, Inc.                             2,734                   43,252                   0.0%
*    NewBridge Bancorp                                                19,281                  171,408                   0.0%
#*   NewStar Financial, Inc.                                         112,087                1,533,350                   0.1%
     Northeast Bancorp                                                    38                      342                   0.0%
     Northeast Community Bancorp, Inc.                                33,757                  236,299                   0.0%
#    Northfield Bancorp, Inc.                                         78,040                1,111,290                   0.1%
     Northrim BanCorp, Inc.                                            6,560                  189,584                   0.0%
     Northwest Bancshares, Inc.                                      164,679                2,112,832                   0.1%
#    Norwood Financial Corp.                                             633                   18,338                   0.0%
#    Ocean Shore Holding Co.                                             205                    2,952                   0.0%
#    OceanFirst Financial Corp.                                       42,221                  699,602                   0.0%
     OFG Bancorp                                                      97,917                1,524,568                   0.1%
     Ohio Valley Banc Corp.                                              600                   14,322                   0.0%
     Old Line Bancshares, Inc.                                           391                    6,248                   0.0%
     Old National Bancorp                                            136,846                1,991,109                   0.1%
*    Old Second Bancorp, Inc.                                          7,253                   34,814                   0.0%
     OmniAmerican Bancorp, Inc.                                       21,817                  589,932                   0.0%
     OneBeacon Insurance Group, Ltd. Class A                          39,102                  622,895                   0.0%
     Oppenheimer Holdings, Inc. Class A                                6,415                  157,488                   0.0%
     Oritani Financial Corp.                                          82,720                1,221,774                   0.1%
#    Pacific Continental Corp.                                        40,343                  581,746                   0.0%
*    Pacific Mercantile Bancorp                                       22,505                  158,435                   0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
#*   Pacific Premier Bancorp, Inc.                                     4,271    $              69,147                   0.0%
     PacWest Bancorp                                                 131,887                5,626,299                   0.3%
#    Park National Corp.                                              15,289                1,289,933                   0.1%
     Park Sterling Corp.                                              45,291                  346,929                   0.0%
*    Patriot National Bancorp, Inc.                                      498                      916                   0.0%
#    Peapack Gladstone Financial Corp.                                10,659                  194,527                   0.0%
#    Penns Woods Bancorp, Inc.                                         3,062                  148,599                   0.0%
     Peoples Bancorp of North Carolina, Inc.                             986                   17,255                   0.0%
#    Peoples Bancorp, Inc.                                            23,072                  568,725                   0.0%
#*   PHH Corp.                                                        80,730                1,912,494                   0.1%
*    Phoenix Cos., Inc. (The)                                         11,042                  655,453                   0.0%
*    PICO Holdings, Inc.                                              43,802                  968,024                   0.1%
     Pinnacle Financial Partners, Inc.                                76,811                3,010,991                   0.2%
#*   Piper Jaffray Cos.                                               17,595                  993,414                   0.1%
     Platinum Underwriters Holdings, Ltd.                             54,370                3,405,193                   0.2%
*    Popular, Inc.                                                    28,827                  919,005                   0.1%
*    Porter Bancorp, Inc.                                                868                      609                   0.0%
     PRA Group, Inc.                                                  56,103                3,548,515                   0.2%
     Preferred Bank                                                    6,676                  177,448                   0.0%
     Premier Financial Bancorp, Inc.                                   7,377                  107,483                   0.0%
     Primerica, Inc.                                                  80,041                4,094,097                   0.2%
     PrivateBancorp, Inc.                                             96,054                3,104,465                   0.2%
     ProAssurance Corp.                                               10,404                  486,699                   0.0%
#    Prosperity Bancshares, Inc.                                      20,321                1,227,185                   0.1%
     Provident Financial Holdings, Inc.                                6,455                   94,114                   0.0%
     Provident Financial Services, Inc.                               81,539                1,486,456                   0.1%
     Prudential Bancorp, Inc.                                          1,605                   19,469                   0.0%
     Pulaski Financial Corp.                                          11,864                  142,012                   0.0%
     Pzena Investment Management, Inc. Class A                        12,169                  122,298                   0.0%
*    QC Holdings, Inc.                                                11,794                   20,050                   0.0%
#    Radian Group, Inc.                                              324,032                5,459,939                   0.3%
#    RCS Capital Corp. Class A                                           488                    8,008                   0.0%
     Renasant Corp.                                                   58,671                1,768,931                   0.1%
#    Republic Bancorp, Inc. Class A                                   38,176                  925,768                   0.1%
*    Republic First Bancorp, Inc.                                     14,584                   57,898                   0.0%
#    Resource America, Inc. Class A                                   31,041                  296,131                   0.0%
*    Riverview Bancorp, Inc.                                           8,195                   33,354                   0.0%
#    RLI Corp.                                                        58,368                2,894,469                   0.1%
*    Royal Bancshares of Pennsylvania, Inc. Class A                   11,622                   21,733                   0.0%
     S&T Bancorp, Inc.                                                61,185                1,688,094                   0.1%
#*   Safeguard Scientifics, Inc.                                      49,475                  987,026                   0.1%
     Safety Insurance Group, Inc.                                     30,678                1,913,694                   0.1%
     Salisbury Bancorp, Inc.                                             276                    7,576                   0.0%
     Sandy Spring Bancorp, Inc.                                       56,056                1,446,245                   0.1%
#*   Seacoast Banking Corp. of Florida                                10,435                  133,151                   0.0%
*    Security National Financial Corp. Class A                         2,872                   14,331                   0.0%
*    Select Bancorp, Inc.                                              1,478                   10,006                   0.0%
     Selective Insurance Group, Inc.                                  77,245                1,994,466                   0.1%
*    Shore Bancshares, Inc.                                            4,580                   42,044                   0.0%
     SI Financial Group, Inc.                                         34,659                  382,635                   0.0%
*    Siebert Financial Corp.                                           7,500                   16,425                   0.0%
     Sierra Bancorp                                                   19,374                  332,458                   0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
         Simmons First National Corp. Class A                         41,182    $           1,729,232                   0.1%
         Simplicity Bancorp, Inc.                                     20,519                  340,000                   0.0%
         South State Corp.                                            46,032                2,776,190                   0.1%
(Degree) Southern Community Financial Corp.                           39,963                   36,994                   0.0%
*        Southern First Bancshares, Inc.                               2,435                   35,405                   0.0%
         Southern Missouri Bancorp, Inc.                                 400                   14,788                   0.0%
#        Southern National Bancorp of Virginia, Inc.                     342                    3,960                   0.0%
#        Southside Bancshares, Inc.                                   49,755                1,670,773                   0.1%
         Southwest Bancorp, Inc.                                      39,688                  715,575                   0.0%
         Southwest Georgia Financial Corp.                             1,439                   19,427                   0.0%
#*       St Joe Co. (The)                                             67,832                1,298,983                   0.1%
         StanCorp Financial Group, Inc.                               59,107                4,111,483                   0.2%
         State Auto Financial Corp.                                   33,371                  698,455                   0.0%
         Sterling Bancorp                                            153,794                2,162,344                   0.1%
         Stewart Information Services Corp.                           40,101                1,416,367                   0.1%
*        Stifel Financial Corp.                                       65,436                3,108,864                   0.2%
         Stock Yards Bancorp, Inc.                                    29,595                  984,922                   0.1%
*        Stratus Properties, Inc.                                     11,662                  161,169                   0.0%
         Suffolk Bancorp                                              18,310                  420,398                   0.0%
         Summit State Bank                                               800                   10,312                   0.0%
*        Sun Bancorp, Inc.                                            11,789                  238,138                   0.0%
         Susquehanna Bancshares, Inc.                                254,721                2,498,813                   0.1%
         Sussex Bancorp                                                1,111                   11,166                   0.0%
         Symetra Financial Corp.                                     122,054                2,892,680                   0.1%
         Synovus Financial Corp.                                      47,535                1,205,488                   0.1%
         TCF Financial Corp.                                         255,885                3,953,423                   0.2%
#*       Tejon Ranch Co.                                              36,061                1,088,321                   0.1%
         Territorial Bancorp, Inc.                                    18,158                  390,034                   0.0%
#*       Texas Capital Bancshares, Inc.                               46,926                2,869,525                   0.1%
         Timberland Bancorp, Inc.                                      8,251                   87,131                   0.0%
#        Tompkins Financial Corp.                                     26,611                1,335,872                   0.1%
#        Towne Bank                                                   38,721                  587,010                   0.0%
#*       Tree.com, Inc.                                               16,526                  611,297                   0.0%
#        Trico Bancshares                                             34,752                  913,978                   0.1%
#        TrustCo Bank Corp.                                          211,333                1,542,731                   0.1%
         Trustmark Corp.                                              95,660                2,327,408                   0.1%
#        UMB Financial Corp.                                          44,252                2,636,534                   0.1%
         Umpqua Holdings Corp.                                       151,578                2,667,773                   0.1%
*        Unico American Corp.                                          4,300                   50,052                   0.0%
         Union Bankshares Corp.                                       92,172                2,072,027                   0.1%
         United Bancshares, Inc.                                         110                    1,630                   0.0%
#        United Bankshares, Inc.                                      92,627                3,175,254                   0.2%
         United Community Banks, Inc.                                 73,876                1,331,984                   0.1%
#        United Community Financial Corp.                              8,561                   43,832                   0.0%
         United Financial Bancorp, Inc.                              147,770                2,073,213                   0.1%
         United Fire Group, Inc.                                      35,030                1,137,774                   0.1%
*        United Security Bancshares                                    6,573                   37,137                   0.0%
         Unity Bancorp, Inc.                                           6,362                   58,276                   0.0%
#        Universal Insurance Holdings, Inc.                           95,055                1,663,462                   0.1%
         Univest Corp. of Pennsylvania                                15,730                  322,780                   0.0%
         Validus Holdings, Ltd.                                        8,280                  329,378                   0.0%
#        ViewPoint Financial Group, Inc.                              85,389                2,328,558                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
     Virtus Investment Partners, Inc.                                 11,398    $           2,042,636                   0.1%
     VSB Bancorp, Inc.                                                   478                    5,652                   0.0%
#*   Walker & Dunlop, Inc.                                            14,223                  229,133                   0.0%
     Washington Federal, Inc.                                        140,620                3,069,735                   0.2%
#    Washington Trust Bancorp, Inc.                                   37,010                1,420,074                   0.1%
     Waterstone Financial, Inc.                                       82,974                1,015,602                   0.1%
     Wayne Savings Bancshares, Inc.                                      132                    1,696                   0.0%
     Webster Financial Corp.                                         144,207                4,519,447                   0.2%
     WesBanco, Inc.                                                   63,066                2,173,254                   0.1%
     West Bancorporation, Inc.                                        39,760                  659,221                   0.0%
#    Westamerica Bancorporation                                       28,782                1,420,104                   0.1%
*    Western Alliance Bancorp                                        158,880                4,229,386                   0.2%
     Westfield Financial, Inc.                                        26,275                  185,764                   0.0%
     Westwood Holdings Group, Inc.                                    14,454                  975,645                   0.1%
     Wilshire Bancorp, Inc.                                          187,313                1,854,399                   0.1%
     Wintrust Financial Corp.                                         61,286                2,838,768                   0.1%
#*   WisdomTree Investments, Inc.                                     58,451                  862,152                   0.0%
#*   World Acceptance Corp.                                           21,517                1,541,908                   0.1%
     WSFS Financial Corp.                                              4,870                  383,025                   0.0%
     WVS Financial Corp.                                                 700                    7,648                   0.0%
*    Yadkin Financial Corp.                                            2,943                   57,124                   0.0%
                                                                                ---------------------    ------------------
Total Financials                                                                          409,428,351                  19.6%
                                                                                ---------------------    ------------------
Health Care -- (7.6%)
#    Abaxis, Inc.                                                     20,277                1,067,787                   0.1%
#*   Acadia Healthcare Co., Inc.                                      41,703                2,587,671                   0.1%
#*   Accuray, Inc.                                                    66,584                  421,477                   0.0%
#*   Achillion Pharmaceuticals, Inc.                                  23,259                  273,293                   0.0%
#*   Acorda Therapeutics, Inc.                                        28,629                  996,862                   0.1%
#*   Adcare Health Systems, Inc.                                       1,300                    5,616                   0.0%
*    Addus HomeCare Corp.                                             14,568                  289,466                   0.0%
*    Affymetrix, Inc.                                                186,852                1,683,536                   0.1%
#*   Air Methods Corp.                                                68,832                3,250,935                   0.2%
#*   Akorn, Inc.                                                      55,061                2,452,968                   0.1%
#*   Albany Molecular Research, Inc.                                  84,130                1,956,864                   0.1%
*    Alere, Inc.                                                      48,570                1,941,343                   0.1%
#*   Align Technology, Inc.                                           22,750                1,197,105                   0.1%
*    Alkermes P.L.C.                                                  67,005                3,387,103                   0.2%
*    Alliance HealthCare Services, Inc.                                9,609                  231,865                   0.0%
*    Allscripts Healthcare Solutions, Inc.                           182,973                2,510,390                   0.1%
*    Almost Family, Inc.                                              16,204                  477,046                   0.0%
#*   Alnylam Pharmaceuticals, Inc.                                     7,532                  698,518                   0.0%
#*   Alphatec Holdings, Inc.                                          98,371                  149,524                   0.0%
*    AMAG Pharmaceuticals, Inc.                                       18,629                  614,943                   0.0%
#*   Amedisys, Inc.                                                   64,588                1,685,747                   0.1%
*    AMN Healthcare Services, Inc.                                    86,819                1,488,946                   0.1%
*    Amsurg Corp.                                                     43,508                2,349,867                   0.1%
#*   Anacor Pharmaceuticals, Inc.                                      2,760                   81,172                   0.0%
     Analogic Corp.                                                   15,460                1,127,652                   0.1%
*    AngioDynamics, Inc.                                              56,468                  959,956                   0.0%
#*   Anika Therapeutics, Inc.                                         38,035                1,526,725                   0.1%
*    Arrhythmia Research Technology, Inc.                              6,700                   43,215                   0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Health Care -- (Continued)
*        AtriCure, Inc.                                                1,401    $              24,433                   0.0%
         Atrion Corp.                                                  3,399                1,121,704                   0.1%
#*       Auxilium Pharmaceuticals, Inc.                               21,334                  686,315                   0.0%
*        Bio-Reference Laboratories, Inc.                             30,365                  912,165                   0.0%
#*       BioScrip, Inc.                                              139,617                  901,926                   0.0%
*        Biospecifics Technologies Corp.                                 543                   21,785                   0.0%
*        Biota Pharmaceuticals, Inc.                                   3,549                    8,695                   0.0%
*        BioTelemetry, Inc.                                           58,535                  491,109                   0.0%
#*       Bovie Medical Corp.                                          24,077                   94,863                   0.0%
*        Brookdale Senior Living, Inc.                                22,823                  769,363                   0.0%
*        Cambrex Corp.                                                72,842                1,535,509                   0.1%
         Cantel Medical Corp.                                         83,217                3,528,401                   0.2%
*        Capital Senior Living Corp.                                  75,382                1,696,095                   0.1%
*        Centene Corp.                                                23,191                2,149,110                   0.1%
*        Charles River Laboratories International, Inc.               70,800                4,471,728                   0.2%
#        Chemed Corp.                                                 23,330                2,411,389                   0.1%
*        Community Health Systems, Inc.                                  963                   52,936                   0.0%
#        Computer Programs & Systems, Inc.                            20,294                1,278,116                   0.1%
         CONMED Corp.                                                 45,317                1,902,861                   0.1%
(Degree) Contra Furiex Pharmaceuticals                                 8,889                   86,846                   0.0%
*        Corvel Corp.                                                 44,234                1,522,534                   0.1%
*        Cross Country Healthcare, Inc.                               48,718                  471,103                   0.0%
         CryoLife, Inc.                                               75,867                  778,395                   0.0%
#*       Cubist Pharmaceuticals, Inc.                                 13,789                  996,807                   0.1%
#*       Cumberland Pharmaceuticals, Inc.                             43,160                  211,484                   0.0%
#*       Cutera, Inc.                                                 35,410                  371,805                   0.0%
#*       Cyberonics, Inc.                                             27,950                1,467,375                   0.1%
*        Cynosure, Inc. Class A                                       45,467                1,149,860                   0.1%
#*       Depomed, Inc.                                                18,828                  289,951                   0.0%
         Digirad Corp.                                                38,425                  165,227                   0.0%
#*       Emergent Biosolutions, Inc.                                  55,196                1,248,533                   0.1%
         Ensign Group, Inc. (The)                                     37,116                1,437,131                   0.1%
*        Enzo Biochem, Inc.                                           71,883                  375,229                   0.0%
*        Exactech, Inc.                                               29,065                  619,084                   0.0%
#*       ExamWorks Group, Inc.                                        36,009                1,396,429                   0.1%
*        Five Star Quality Care, Inc.                                 74,801                  308,928                   0.0%
*        Gentiva Health Services, Inc.                                78,104                1,538,649                   0.1%
*        Globus Medical, Inc. Class A                                 47,062                1,043,365                   0.1%
*        Greatbatch, Inc.                                             61,421                3,082,720                   0.2%
*        Haemonetics Corp.                                            50,318                1,897,995                   0.1%
*        Hanger, Inc.                                                 44,689                1,069,408                   0.1%
#*       Harvard Apparatus Regenerative Technology, Inc.              17,118                  107,501                   0.0%
*        Harvard Bioscience, Inc.                                     68,472                  328,666                   0.0%
*        Health Net, Inc.                                             96,107                4,566,044                   0.2%
         HealthSouth Corp.                                            17,975                  724,932                   0.0%
#*       HealthStream, Inc.                                           59,755                1,850,015                   0.1%
*        Healthways, Inc.                                             72,925                1,130,337                   0.1%
         Hill-Rom Holdings, Inc.                                      83,696                3,722,798                   0.2%
#*       HMS Holdings Corp.                                           30,020                  697,365                   0.0%
*        Hyperion Therapeutics, Inc.                                   1,030                   25,029                   0.0%
*        ICU Medical, Inc.                                            20,292                1,438,703                   0.1%
#*       Idera Pharmaceuticals, Inc.                                  27,162                   69,263                   0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Health Care -- (Continued)
*          Impax Laboratories, Inc.                                   79,416    $           2,300,681                   0.1%
#*         Infinity Pharmaceuticals, Inc.                             30,717                  418,366                   0.0%
*          Insys Therapeutics, Inc.                                   17,000                  691,475                   0.0%
#*         Integra LifeSciences Holdings Corp.                        33,575                1,716,018                   0.1%
           Invacare Corp.                                             47,943                  753,185                   0.0%
#*         IPC The Hospitalist Co., Inc.                              13,010                  541,997                   0.0%
#*         Iridex Corp.                                                4,666                   36,488                   0.0%
#*         Isis Pharmaceuticals, Inc.                                  5,421                  249,691                   0.0%
           Kewaunee Scientific Corp.                                   2,000                   34,800                   0.0%
           Kindred Healthcare, Inc.                                  105,628                2,297,409                   0.1%
#          Landauer, Inc.                                             10,282                  367,993                   0.0%
#*         Lannett Co., Inc.                                          69,926                3,966,203                   0.2%
           LeMaitre Vascular, Inc.                                    30,196                  221,035                   0.0%
*          LHC Group, Inc.                                            30,542                  743,698                   0.0%
*          LifePoint Hospitals, Inc.                                  23,747                1,662,290                   0.1%
#*         Ligand Pharmaceuticals, Inc. Class B                       27,605                1,525,728                   0.1%
*          Luminex Corp.                                              11,103                  210,957                   0.0%
*          Magellan Health Services, Inc.                             41,048                2,484,225                   0.1%
#*         Mallinckrodt P.L.C.                                        29,265                2,697,648                   0.1%
#*         Masimo Corp.                                               37,662                  950,589                   0.0%
*          MedAssets, Inc.                                            60,683                1,314,394                   0.1%
(Degree)*  MedCath Corp.                                              41,900                       --                   0.0%
#*         Medicines Co. (The)                                        98,973                2,505,996                   0.1%
#*         MediciNova, Inc.                                           10,669                   38,088                   0.0%
#          Meridian Bioscience, Inc.                                  11,677                  216,492                   0.0%
*          Merit Medical Systems, Inc.                                57,000                  863,550                   0.0%
*          Misonix, Inc.                                               1,809                   24,168                   0.0%
*          Molina Healthcare, Inc.                                    68,436                3,328,727                   0.2%
#*         Momenta Pharmaceuticals, Inc.                               3,105                   33,876                   0.0%
#*         MWI Veterinary Supply, Inc.                                14,870                2,522,770                   0.1%
#*         Myriad Genetics, Inc.                                      58,920                2,326,751                   0.1%
#          National Healthcare Corp.                                  22,690                1,368,434                   0.1%
#*         National Research Corp. Class A                            35,889                  570,276                   0.0%
#*         National Research Corp. Class B                             5,881                  192,426                   0.0%
*          Natus Medical, Inc.                                        81,179                2,760,086                   0.1%
*          Neogen Corp.                                               29,435                1,292,196                   0.1%
#*         NuVasive, Inc.                                             52,223                2,135,921                   0.1%
*          Omnicell, Inc.                                             93,919                3,034,523                   0.1%
#*         Opko Health, Inc.                                         219,971                1,836,758                   0.1%
*          OraSure Technologies, Inc.                                 59,769                  534,933                   0.0%
*          Orthofix International NV                                  15,301                  449,084                   0.0%
#          Owens & Minor, Inc.                                        62,468                2,081,434                   0.1%
#*         Pacific Biosciences of California, Inc.                    18,778                  123,184                   0.0%
*          Pain Therapeutics, Inc.                                    18,903                   32,891                   0.0%
           Paratek Pharmaceuticals, Inc.                               2,676                   43,486                   0.0%
#*         PAREXEL International Corp.                                71,310                3,872,846                   0.2%
*          PDI, Inc.                                                  33,451                   60,881                   0.0%
#          PDL BioPharma, Inc.                                       150,411                1,283,006                   0.1%
#*         Pernix Therapeutics Holdings, Inc.                          8,174                   79,696                   0.0%
*          PharMerica Corp.                                           58,383                1,675,008                   0.1%
#*         PhotoMedex, Inc.                                            5,306                   20,375                   0.0%
#          Pozen, Inc.                                                68,619                  622,374                   0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Health Care -- (Continued)
#*   Prestige Brands Holdings, Inc.                                  110,081    $           3,899,069                   0.2%
#*   Progenics Pharmaceuticals, Inc.                                  37,511                  181,178                   0.0%
*    Providence Service Corp. (The)                                   33,131                1,463,728                   0.1%
#*   pSivida Corp.                                                     1,119                    4,409                   0.0%
#    Quality Systems, Inc.                                            16,358                  247,169                   0.0%
#*   Quidel Corp.                                                     57,258                1,634,716                   0.1%
#*   RadNet, Inc.                                                     72,814                  677,170                   0.0%
*    Receptos, Inc.                                                    1,133                  117,435                   0.0%
#*   Repligen Corp.                                                   80,227                2,023,325                   0.1%
*    RTI Surgical, Inc.                                              134,982                  687,058                   0.0%
#*   Sagent Pharmaceuticals, Inc.                                      5,024                  158,959                   0.0%
*    Sciclone Pharmaceuticals, Inc.                                  141,394                1,080,250                   0.1%
     Select Medical Holdings Corp.                                   119,486                1,722,988                   0.1%
*    Skilled Healthcare Group, Inc. Class A                           35,657                  247,103                   0.0%
     Span-America Medical Systems, Inc.                                5,507                  103,807                   0.0%
#*   Spectrum Pharmaceuticals, Inc.                                   68,193                  516,903                   0.0%
#*   Staar Surgical Co.                                               14,835                  141,971                   0.0%
     STERIS Corp.                                                     61,168                3,780,182                   0.2%
#*   Sucampo Pharmaceuticals, Inc. Class A                            30,130                  259,721                   0.0%
#*   SurModics, Inc.                                                  42,438                  918,783                   0.0%
*    Symmetry Medical, Inc.                                           86,602                  857,360                   0.0%
*    Targacept, Inc.                                                  12,973                   30,357                   0.0%
*    Team Health Holdings, Inc.                                       30,007                1,876,638                   0.1%
*    Thoratec Corp.                                                   41,004                1,114,489                   0.1%
*    Tornier NV                                                       28,135                  786,373                   0.0%
*    Triple-S Management Corp. Class B                                34,722                  768,745                   0.0%
*    Universal American Corp.                                        123,996                1,155,643                   0.1%
     US Physical Therapy, Inc.                                        29,093                1,255,363                   0.1%
#    Utah Medical Products, Inc.                                       8,858                  503,134                   0.0%
#*   Vascular Solutions, Inc.                                         36,394                1,070,348                   0.1%
*    VCA, Inc.                                                        94,753                4,317,894                   0.2%
#*   WellCare Health Plans, Inc.                                      34,355                2,331,674                   0.1%
#    West Pharmaceutical Services, Inc.                               57,166                2,929,757                   0.1%
#*   Wright Medical Group, Inc.                                       50,337                1,591,656                   0.1%
#*   XenoPort, Inc.                                                    5,806                   39,365                   0.0%
                                                                                 --------------------    ------------------
Total Health Care                                                                         197,315,432                   9.4%
                                                                                 --------------------    ------------------
Industrials -- (14.5%)
#    AAON, Inc.                                                      102,100                2,006,265                   0.1%
     AAR Corp.                                                        61,984                1,642,576                   0.1%
     ABM Industries, Inc.                                             65,223                1,802,764                   0.1%
#    Acacia Research Corp.                                            40,041                  720,738                   0.0%
*    ACCO Brands Corp.                                                69,372                  570,932                   0.0%
*    Accuride Corp.                                                   33,157                  159,817                   0.0%
     Aceto Corp.                                                      70,011                1,592,050                   0.1%
     Acme United Corp.                                                 9,349                  161,270                   0.0%
#    Actuant Corp. Class A                                            79,783                2,528,323                   0.1%
#*   Adept Technology, Inc.                                           19,544                  138,372                   0.0%
#*   Advisory Board Co. (The)                                         38,826                2,083,791                   0.1%
#*   Aegion Corp.                                                     68,967                1,263,475                   0.1%
#*   AeroCentury Corp.                                                   761                    8,462                   0.0%
#*   Aerovironment, Inc.                                              56,051                1,717,963                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Industrials -- (Continued)
*        Air Transport Services Group, Inc.                          123,338    $           1,008,905                   0.1%
         Alamo Group, Inc.                                            26,675                1,142,757                   0.1%
         Alaska Air Group, Inc.                                       71,514                3,806,690                   0.2%
         Albany International Corp. Class A                           37,992                1,435,338                   0.1%
#        Allegiant Travel Co.                                         21,587                2,881,217                   0.1%
         Alliant Techsystems, Inc.                                     9,545                1,116,383                   0.1%
(Degree) Allied Defense Group, Inc.                                    2,975                      238                   0.0%
         Allied Motion Technologies, Inc.                              3,693                   54,213                   0.0%
         Altra Industrial Motion Corp.                                65,956                2,078,933                   0.1%
         AMERCO                                                       25,259                6,848,220                   0.3%
#*       Ameresco, Inc. Class A                                       18,225                  150,174                   0.0%
#        American Railcar Industries, Inc.                            53,313                3,508,529                   0.2%
         American Science & Engineering, Inc.                         11,062                  611,729                   0.0%
#*       American Superconductor Corp.                                16,965                   22,224                   0.0%
*        American Woodmark Corp.                                      32,851                1,343,934                   0.1%
*        AMREP Corp.                                                   2,776                   10,799                   0.0%
         AO Smith Corp.                                               19,500                1,040,325                   0.1%
         Apogee Enterprises, Inc.                                     71,177                3,124,670                   0.2%
         Applied Industrial Technologies, Inc.                        65,079                3,176,506                   0.2%
*        ARC Document Solutions, Inc.                                 78,737                  799,181                   0.0%
#        ArcBest Corp.                                                53,407                2,066,851                   0.1%
         Argan, Inc.                                                  28,276                  984,288                   0.0%
#*       Armstrong World Industries, Inc.                             10,922                  528,843                   0.0%
#*       Arotech Corp.                                                20,131                   59,386                   0.0%
#        Astec Industries, Inc.                                       26,906                1,020,006                   0.1%
#*       Astronics Corp.                                              24,715                1,280,484                   0.1%
#*       Astronics Corp. Class B                                      10,735                  555,000                   0.0%
#*       Atlas Air Worldwide Holdings, Inc.                           31,014                1,145,037                   0.1%
*        Avalon Holdings Corp. Class A                                 1,400                    4,900                   0.0%
*        Avis Budget Group, Inc.                                     130,275                7,262,831                   0.4%
#        AZZ, Inc.                                                    40,042                1,872,364                   0.1%
#        Baltic Trading, Ltd.                                         33,977                  127,414                   0.0%
         Barnes Group, Inc.                                           64,800                2,369,088                   0.1%
#        Barrett Business Services, Inc.                              23,882                  561,466                   0.0%
#*       Beacon Roofing Supply, Inc.                                  53,562                1,482,061                   0.1%
*        Blount International, Inc.                                  105,251                1,611,393                   0.1%
*        BlueLinx Holdings, Inc.                                      43,700                   52,440                   0.0%
         Brady Corp. Class A                                          40,712                  970,574                   0.0%
*        Breeze-Eastern Corp.                                         18,372                  191,253                   0.0%
#        Briggs & Stratton Corp.                                      73,908                1,493,681                   0.1%
         Brink's Co. (The)                                            35,997                  755,937                   0.0%
#*       Builders FirstSource, Inc.                                   34,098                  202,201                   0.0%
*        CAI International, Inc.                                      41,733                  878,480                   0.0%
#*       Casella Waste Systems, Inc. Class A                          36,688                  165,096                   0.0%
#*       CBIZ, Inc.                                                  114,558                1,057,370                   0.1%
         CDI Corp.                                                    34,161                  587,228                   0.0%
         Ceco Environmental Corp.                                     47,101                  674,486                   0.0%
         Celadon Group, Inc.                                          55,816                1,086,179                   0.1%
#*       Chart Industries, Inc.                                       32,460                1,511,013                   0.1%
         Chicago Rivet & Machine Co.                                     700                   21,721                   0.0%
         CIRCOR International, Inc.                                   26,115                1,962,542                   0.1%
         Civeo Corp.                                                  14,939                  182,106                   0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Industrials -- (Continued)
#*   Colfax Corp.                                                     27,255    $           1,482,127                   0.1%
     Columbus McKinnon Corp.                                          43,758                1,244,915                   0.1%
     Comfort Systems USA, Inc.                                        78,575                1,206,912                   0.1%
*    Command Security Corp.                                           15,882                   35,735                   0.0%
#*   Commercial Vehicle Group, Inc.                                   41,977                  274,949                   0.0%
     Compx International, Inc.                                         2,107                   23,451                   0.0%
     Con-way, Inc.                                                    54,817                2,377,413                   0.1%
     Corporate Executive Board Co. (The)                              33,037                2,434,827                   0.1%
     Courier Corp.                                                    24,537                  332,967                   0.0%
#    Covanta Holding Corp.                                           118,471                2,614,655                   0.1%
#*   Covenant Transportation Group, Inc. Class A                      27,300                  566,202                   0.0%
#*   CPI Aerostructures, Inc.                                         16,210                  154,806                   0.0%
#*   CRA International, Inc.                                          22,109                  663,270                   0.0%
*    CTPartners Executive Search, Inc.                                 1,200                   21,900                   0.0%
     Cubic Corp.                                                      30,064                1,450,287                   0.1%
     Curtiss-Wright Corp.                                             61,113                4,229,631                   0.2%
     Deluxe Corp.                                                     58,457                3,554,186                   0.2%
#*   DigitalGlobe, Inc.                                               85,603                2,447,390                   0.1%
     Douglas Dynamics, Inc.                                           49,881                1,034,033                   0.1%
*    Ducommun, Inc.                                                   25,784                  680,955                   0.0%
*    DXP Enterprises, Inc.                                            31,485                2,087,141                   0.1%
*    Dycom Industries, Inc.                                           72,056                2,261,838                   0.1%
#    Dynamic Materials Corp.                                          29,192                  531,586                   0.0%
#*   Eagle Bulk Shipping, Inc.                                            20                      323                   0.0%
     Eastern Co. (The)                                                 4,559                   74,403                   0.0%
#*   Echo Global Logistics, Inc.                                      39,007                1,019,253                   0.1%
     Ecology and Environment, Inc. Class A                               920                    9,099                   0.0%
     EMCOR Group, Inc.                                                58,803                2,594,976                   0.1%
     Encore Wire Corp.                                                41,411                1,571,133                   0.1%
#*   Energy Recovery, Inc.                                            67,143                  307,515                   0.0%
#    EnerSys                                                          63,999                4,019,137                   0.2%
*    Engility Holdings, Inc.                                          12,249                  529,157                   0.0%
     Ennis, Inc.                                                      51,499                  763,730                   0.0%
#*   EnPro Industries, Inc.                                           41,842                2,700,064                   0.1%
     EnviroStar, Inc.                                                    837                    2,176                   0.0%
     ESCO Technologies, Inc.                                          29,056                1,104,709                   0.1%
     Espey Manufacturing & Electronics Corp.                           5,593                  106,267                   0.0%
*    Esterline Technologies Corp.                                     48,126                5,636,036                   0.3%
     Exelis, Inc.                                                     55,832                  996,601                   0.1%
     Exponent, Inc.                                                   20,601                1,644,372                   0.1%
     Federal Signal Corp.                                            148,867                2,113,911                   0.1%
     Forward Air Corp.                                                30,935                1,480,858                   0.1%
#*   Franklin Covey Co.                                               41,060                  805,187                   0.0%
#    Franklin Electric Co., Inc.                                      54,893                2,049,705                   0.1%
     FreightCar America, Inc.                                         27,558                  908,587                   0.0%
#*   FTI Consulting, Inc.                                             52,053                2,101,900                   0.1%
#*   Fuel Tech, Inc.                                                  34,276                  138,818                   0.0%
*    Furmanite Corp.                                                  79,194                  592,371                   0.0%
     G&K Services, Inc. Class A                                       28,477                1,796,044                   0.1%
     GATX Corp.                                                       49,628                3,146,415                   0.2%
#*   Gencor Industries, Inc.                                          10,941                  106,018                   0.0%
#*   GenCorp, Inc.                                                    97,290                1,650,038                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Industrials -- (Continued)
#*   Generac Holdings, Inc.                                           47,280    $           2,143,675                   0.1%
     General Cable Corp.                                              62,794                  889,791                   0.0%
*    Gibraltar Industries, Inc.                                       65,935                1,005,509                   0.1%
#    Global Power Equipment Group, Inc.                               10,771                  146,809                   0.0%
#*   Goldfield Corp. (The)                                            21,370                   41,030                   0.0%
#    Gorman-Rupp Co. (The)                                            35,697                1,133,023                   0.1%
*    GP Strategies Corp.                                              44,418                1,472,901                   0.1%
*    GrafTech International, Ltd.                                     54,395                  233,355                   0.0%
     Graham Corp.                                                     19,937                  667,890                   0.0%
     Granite Construction, Inc.                                       48,160                1,777,586                   0.1%
#*   Great Lakes Dredge & Dock Corp.                                 133,045                  929,985                   0.0%
#    Greenbrier Cos., Inc. (The)                                      60,056                3,755,902                   0.2%
     Griffon Corp.                                                    91,355                1,122,753                   0.1%
     H&E Equipment Services, Inc.                                     78,528                2,936,162                   0.1%
     Hardinge, Inc.                                                   17,812                  199,851                   0.0%
     Harsco Corp.                                                     67,484                1,463,053                   0.1%
#*   Hawaiian Holdings, Inc.                                         137,064                2,376,690                   0.1%
#    Healthcare Services Group, Inc.                                  42,258                1,258,443                   0.1%
#    Heartland Express, Inc.                                          99,376                2,498,313                   0.1%
#    HEICO Corp.                                                      24,786                1,344,393                   0.1%
     HEICO Corp. Class A                                              53,676                2,455,677                   0.1%
     Heidrick & Struggles International, Inc.                         39,264                  817,476                   0.0%
*    Heritage-Crystal Clean, Inc.                                        488                    8,852                   0.0%
     Herman Miller, Inc.                                              63,692                2,038,144                   0.1%
*    Hexcel Corp.                                                      9,359                  392,049                   0.0%
*    Hill International, Inc.                                         44,249                  171,686                   0.0%
     Hillenbrand, Inc.                                                61,433                2,045,105                   0.1%
     HNI Corp.                                                        42,854                1,999,139                   0.1%
#    Houston Wire & Cable Co.                                         35,815                  485,651                   0.0%
*    Hub Group, Inc. Class A                                          69,570                2,524,695                   0.1%
*    Hudson Global, Inc.                                              29,507                  100,619                   0.0%
     Huntington Ingalls Industries, Inc.                              32,035                3,389,944                   0.2%
     Hurco Cos., Inc.                                                 16,988                  654,548                   0.0%
*    Huron Consulting Group, Inc.                                     28,610                1,991,542                   0.1%
     Hyster-Yale Materials Handling, Inc.                             17,600                1,381,424                   0.1%
*    ICF International, Inc.                                          44,438                1,614,877                   0.1%
#*   InnerWorkings, Inc.                                              67,880                  616,350                   0.0%
#*   Innovative Solutions & Support, Inc.                             19,757                   55,122                   0.0%
     Insperity, Inc.                                                  28,515                  899,933                   0.0%
     Insteel Industries, Inc.                                         33,274                  793,252                   0.0%
*    Integrated Electrical Services, Inc.                             19,021                  150,837                   0.0%
     Interface, Inc.                                                 122,955                1,970,969                   0.1%
#    International Shipholding Corp.                                   6,743                  135,130                   0.0%
#    Intersections, Inc.                                              22,069                   88,276                   0.0%
#*   JetBlue Airways Corp.                                           324,746                3,747,569                   0.2%
     John Bean Technologies Corp.                                     62,171                1,863,265                   0.1%
     Kadant, Inc.                                                     23,091                  954,582                   0.0%
#    Kaman Corp.                                                      36,740                1,582,024                   0.1%
     Kelly Services, Inc. Class A                                     45,408                  800,543                   0.0%
*    Key Technology, Inc.                                             12,633                  167,261                   0.0%
#    Kforce, Inc.                                                     80,120                1,854,778                   0.1%
     Kimball International, Inc. Class B                              69,489                1,249,412                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Industrials -- (Continued)
     Knight Transportation, Inc.                                     106,519    $           3,116,746                   0.2%
#    Knightsbridge Shipping, Ltd.                                      1,700                   14,926                   0.0%
     Knoll, Inc.                                                      47,423                  943,243                   0.0%
*    Korn/Ferry International                                         66,149                1,847,542                   0.1%
*    Kratos Defense & Security Solutions, Inc.                        80,122                  558,450                   0.0%
#    Landstar System, Inc.                                            27,292                2,019,881                   0.1%
*    Lawson Products, Inc.                                            16,912                  407,241                   0.0%
#*   Layne Christensen Co.                                            24,278                  174,802                   0.0%
     LB Foster Co. Class A                                            18,795                1,016,622                   0.1%
#    Lindsay Corp.                                                    14,054                1,232,536                   0.1%
#*   LMI Aerospace, Inc.                                              14,772                  194,695                   0.0%
     LS Starrett Co. (The) Class A                                     7,065                  104,421                   0.0%
     LSI Industries, Inc.                                             24,874                  178,098                   0.0%
*    Lydall, Inc.                                                     40,300                1,246,479                   0.1%
*    Magnetek, Inc.                                                    2,610                   81,093                   0.0%
#    Manitowoc Co., Inc. (The)                                       108,200                2,254,888                   0.1%
     Marten Transport, Ltd.                                           79,047                1,550,902                   0.1%
#*   MasTec, Inc.                                                     95,280                2,728,819                   0.1%
     Matson, Inc.                                                     40,727                1,160,312                   0.1%
     Matthews International Corp. Class A                             40,380                1,860,710                   0.1%
     McGrath RentCorp                                                 31,476                1,149,818                   0.1%
*    Meritor, Inc.                                                   211,452                2,429,583                   0.1%
*    Mfri, Inc.                                                       11,947                  108,957                   0.0%
*    Middleby Corp. (The)                                             49,527                4,383,139                   0.2%
     Miller Industries, Inc.                                          27,120                  536,162                   0.0%
*    Mistras Group, Inc.                                              34,496                  568,839                   0.0%
     Mobile Mini, Inc.                                                63,983                2,804,375                   0.1%
*    Moog, Inc. Class A                                               39,245                3,003,812                   0.1%
*    Moog, Inc. Class B                                                  488                   37,239                   0.0%
*    MRC Global, Inc.                                                 19,189                  403,545                   0.0%
     MSA Safety, Inc.                                                 40,012                2,299,490                   0.1%
     Mueller Industries, Inc.                                         86,394                2,804,349                   0.1%
     Mueller Water Products, Inc. Class A                            218,949                2,161,027                   0.1%
#    Multi-Color Corp.                                                32,495                1,602,004                   0.1%
*    MYR Group, Inc.                                                  49,036                1,271,994                   0.1%
#    National Presto Industries, Inc.                                  7,876                  496,661                   0.0%
*    Navigant Consulting, Inc.                                        65,117                1,002,151                   0.1%
#*   NCI Building Systems, Inc.                                       17,046                  338,704                   0.0%
     NL Industries, Inc.                                             118,497                  863,843                   0.0%
     NN, Inc.                                                         44,380                1,109,500                   0.1%
#*   Nortek, Inc.                                                        344                   28,648                   0.0%
*    Northwest Pipe Co.                                               21,199                  758,500                   0.0%
#    Omega Flex, Inc.                                                 20,621                  548,931                   0.0%
*    On Assignment, Inc.                                             101,799                2,962,351                   0.1%
*    Orbital Sciences Corp.                                           60,072                1,579,894                   0.1%
*    Orion Energy Systems, Inc.                                       49,736                  285,982                   0.0%
*    Orion Marine Group, Inc.                                         29,209                  320,131                   0.0%
*    PAM Transportation Services, Inc.                                20,605                  885,603                   0.0%
     Park-Ohio Holdings Corp.                                         31,470                1,671,372                   0.1%
*    Patrick Industries, Inc.                                         23,275                  994,308                   0.1%
#*   Patriot Transportation Holding, Inc.                             15,659                  663,315                   0.0%
*    Pendrell Corp.                                                   17,647                   29,470                   0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Industrials -- (Continued)
*    Performant Financial Corp.                                       55,038    $             474,978                   0.0%
*    PGT, Inc.                                                       114,940                1,081,011                   0.1%
*    Pike Corp.                                                       82,016                  979,271                   0.0%
#*   PMFG, Inc.                                                        8,266                   43,479                   0.0%
     Powell Industries, Inc.                                          27,801                1,265,780                   0.1%
#*   PowerSecure International, Inc.                                  34,304                  383,176                   0.0%
     Preformed Line Products Co.                                       6,300                  359,037                   0.0%
     Primoris Services Corp.                                          51,500                1,479,080                   0.1%
     Providence and Worcester Railroad Co.                             1,886                   33,552                   0.0%
     Quad/Graphics, Inc.                                               9,496                  209,387                   0.0%
*    Quality Distribution, Inc.                                       55,291                  716,571                   0.0%
     Quanex Building Products Corp.                                   55,605                1,113,212                   0.1%
*    Radiant Logistics, Inc.                                           4,100                   15,867                   0.0%
#    Raven Industries, Inc.                                           53,263                1,350,217                   0.1%
     RBC Bearings, Inc.                                               26,304                1,597,968                   0.1%
*    RCM Technologies, Inc.                                           21,213                  159,946                   0.0%
     Regal-Beloit Corp.                                                  160                   11,355                   0.0%
*    Republic Airways Holdings, Inc.                                 114,916                1,438,748                   0.1%
     Resources Connection, Inc.                                       91,168                1,410,369                   0.1%
#*   Rexnord Corp.                                                    74,821                2,210,961                   0.1%
*    Roadrunner Transportation Systems, Inc.                          49,060                1,011,127                   0.1%
*    RPX Corp.                                                        30,369                  426,684                   0.0%
#    RR Donnelley & Sons Co.                                          24,359                  425,065                   0.0%
#*   Rush Enterprises, Inc. Class A                                   44,647                1,701,051                   0.1%
*    Rush Enterprises, Inc. Class B                                   18,930                  612,007                   0.0%
*    Saia, Inc.                                                       61,297                3,004,779                   0.1%
*    Servotronics, Inc.                                                4,083                   26,172                   0.0%
     SIFCO Industries, Inc.                                           12,202                  415,112                   0.0%
     Simpson Manufacturing Co., Inc.                                  57,921                1,916,027                   0.1%
     SkyWest, Inc.                                                    58,064                  668,897                   0.0%
*    SL Industries, Inc.                                              14,437                  649,665                   0.0%
*    SP Plus Corp.                                                    27,963                  610,153                   0.0%
*    Sparton Corp.                                                    25,636                  694,736                   0.0%
*    Spirit Airlines, Inc.                                             9,093                  664,789                   0.0%
#*   Standard Register Co. (The)                                       7,284                   37,294                   0.0%
     Standex International Corp.                                      32,398                2,794,327                   0.1%
     Steelcase, Inc. Class A                                         164,056                2,907,072                   0.1%
*    Sterling Construction Co., Inc.                                  15,456                  136,322                   0.0%
#    Sun Hydraulics Corp.                                             36,421                1,449,920                   0.1%
     Supreme Industries, Inc. Class A                                  6,592                   43,837                   0.0%
*    Swift Transportation Co.                                         91,199                2,252,615                   0.1%
     TAL International Group, Inc.                                    41,022                1,769,279                   0.1%
#*   Taser International, Inc.                                       117,616                2,215,885                   0.1%
*    Team, Inc.                                                       41,632                1,754,372                   0.1%
*    Tecumseh Products Co.                                            14,077                   51,944                   0.0%
*    Teledyne Technologies, Inc.                                      14,770                1,530,615                   0.1%
     Tennant Co.                                                      19,155                1,412,298                   0.1%
     Tetra Tech, Inc.                                                 72,635                1,947,344                   0.1%
     Textainer Group Holdings, Ltd.                                   44,841                1,544,324                   0.1%
#*   Thermon Group Holdings, Inc.                                     16,413                  399,985                   0.0%
#    Titan International, Inc.                                        74,131                  782,823                   0.0%
#*   Titan Machinery, Inc.                                            33,819                  465,349                   0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Industrials -- (Continued)
     Toro Co. (The)                                                    7,915    $             488,593                   0.0%
*    TRC Cos., Inc.                                                   47,541                  346,098                   0.0%
#*   Trex Co., Inc.                                                   52,216                2,245,288                   0.1%
*    Trimas Corp.                                                     57,015                1,805,095                   0.1%
#    Triumph Group, Inc.                                              39,894                2,777,819                   0.1%
*    TrueBlue, Inc.                                                   77,214                1,908,730                   0.1%
*    Tutor Perini Corp.                                               64,806                1,815,216                   0.1%
     Twin Disc, Inc.                                                  24,798                  645,244                   0.0%
*    Ultralife Corp.                                                  13,852                   43,911                   0.0%
     UniFirst Corp.                                                   18,768                2,093,758                   0.1%
*    United Rentals, Inc.                                             20,900                2,300,254                   0.1%
#    United Stationers, Inc.                                          55,448                2,316,063                   0.1%
     Universal Forest Products, Inc.                                  27,012                1,349,790                   0.1%
#    Universal Truckload Services, Inc.                               30,588                  805,076                   0.0%
#    US Ecology, Inc.                                                 44,741                2,249,577                   0.1%
#*   USA Truck, Inc.                                                  22,813                  385,540                   0.0%
#*   UTi Worldwide, Inc.                                             100,784                1,101,569                   0.1%
#*   Vectrus, Inc.                                                     3,101                   75,788                   0.0%
*    Versar, Inc.                                                     17,038                   55,374                   0.0%
     Viad Corp.                                                       43,595                1,112,108                   0.1%
*    Vicor Corp.                                                      24,406                  332,166                   0.0%
*    Virco Manufacturing Corp.                                         6,861                   18,593                   0.0%
#    VSE Corp.                                                         7,747                  466,989                   0.0%
#*   Wabash National Corp.                                           111,737                1,150,891                   0.1%
#    Watsco, Inc. Class B                                              1,348                  138,190                   0.0%
     Watts Water Technologies, Inc. Class A                           41,627                2,523,845                   0.1%
#    Werner Enterprises, Inc.                                         80,179                2,208,130                   0.1%
*    Wesco Aircraft Holdings, Inc.                                    29,216                  518,584                   0.0%
#    West Corp.                                                       17,041                  545,312                   0.0%
#*   Willdan Group, Inc.                                               3,849                   50,499                   0.0%
*    Willis Lease Finance Corp.                                       11,622                  265,098                   0.0%
     Woodward, Inc.                                                   10,773                  551,685                   0.0%
*    Xerium Technologies, Inc.                                         4,817                   71,870                   0.0%
#*   XPO Logistics, Inc.                                              53,895                2,151,488                   0.1%
                                                                                ---------------------    ------------------
Total Industrials                                                                         375,725,474                  17.9%
                                                                                ---------------------    ------------------
Information Technology -- (14.0%)
#*   ACI Worldwide, Inc.                                             104,926                2,018,776                   0.1%
*    Actua Corp.                                                      91,159                1,713,789                   0.1%
*    Actuate Corp.                                                    66,834                  286,718                   0.0%
*    Acxiom Corp.                                                     84,993                1,601,268                   0.1%
*    ADDvantage Technologies Group, Inc.                               5,406                   13,028                   0.0%
#    ADTRAN, Inc.                                                     85,415                1,811,652                   0.1%
*    Advanced Energy Industries, Inc.                                 84,045                1,662,410                   0.1%
#    Advent Software, Inc.                                            63,488                2,194,145                   0.1%
*    Aetrium, Inc.                                                     1,957                    6,889                   0.0%
*    Agilysys, Inc.                                                   29,859                  337,407                   0.0%
     Alliance Fiber Optic Products, Inc.                                 107                    1,381                   0.0%
*    Alpha & Omega Semiconductor, Ltd.                                10,275                   95,249                   0.0%
     American Software, Inc. Class A                                  55,346                  534,642                   0.0%
*    Amkor Technology, Inc.                                          179,216                1,215,084                   0.1%
*    Amtech Systems, Inc.                                             20,021                  210,821                   0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Information Technology -- (Continued)
         Anixter International, Inc.                                  27,653    $           2,355,206                   0.1%
*        AOL, Inc.                                                    69,740                3,035,782                   0.1%
*        ARRIS Group, Inc.                                           170,706                5,124,594                   0.2%
*        Aspen Technology, Inc.                                       18,271                  674,748                   0.0%
         Astro-Med, Inc.                                               5,157                   69,155                   0.0%
*        AVG Technologies NV                                          47,894                  858,260                   0.0%
#*       Aviat Networks, Inc.                                         58,898                  103,660                   0.0%
*        Avid Technology, Inc.                                        50,657                  509,103                   0.0%
         AVX Corp.                                                    12,564                  181,424                   0.0%
         Aware, Inc.                                                  31,813                  137,432                   0.0%
*        Axcelis Technologies, Inc.                                   96,299                  209,932                   0.0%
*        AXT, Inc.                                                    85,556                  201,912                   0.0%
#        Badger Meter, Inc.                                           31,786                1,809,259                   0.1%
         Bel Fuse, Inc. Class A                                        3,911                   99,339                   0.0%
         Bel Fuse, Inc. Class B                                       12,940                  366,073                   0.0%
         Belden, Inc.                                                 43,692                3,110,433                   0.2%
*        Benchmark Electronics, Inc.                                  66,556                1,578,708                   0.1%
         Black Box Corp.                                              15,518                  341,241                   0.0%
#        Blackbaud, Inc.                                              38,705                1,722,373                   0.1%
#*       Blackhawk Network Holdings, Inc.                                710                   24,538                   0.0%
#*       Blackhawk Network Holdings, Inc. Class B                     14,880                  496,992                   0.0%
*        Blucora, Inc.                                                98,115                1,663,049                   0.1%
#        Booz Allen Hamilton Holding Corp.                            37,228                  980,958                   0.1%
#*       Bottomline Technologies de, Inc.                             37,887                  950,585                   0.0%
*        BroadVision, Inc.                                             4,587                   36,513                   0.0%
         Brooks Automation, Inc.                                     102,899                1,268,745                   0.1%
*        Bsquare Corp.                                                21,382                   83,604                   0.0%
*        BTU International, Inc.                                       4,628                   15,411                   0.0%
*        Cabot Microelectronics Corp.                                 36,053                1,738,836                   0.1%
#*       CACI International, Inc. Class A                             38,019                3,128,584                   0.2%
#*       CalAmp Corp.                                                 83,747                1,614,642                   0.1%
*        Calix, Inc.                                                  84,539                  913,867                   0.0%
#*       Cardtronics, Inc.                                            50,333                1,932,284                   0.1%
*        Cascade Microtech, Inc.                                      20,918                  224,659                   0.0%
#        Cass Information Systems, Inc.                               23,268                1,106,161                   0.1%
#*       Ceva, Inc.                                                   37,919                  618,080                   0.0%
*        Checkpoint Systems, Inc.                                     49,945                  662,271                   0.0%
#*       ChyronHego Corp.                                              1,300                    3,718                   0.0%
*        CIBER, Inc.                                                  95,742                  313,076                   0.0%
#*       Ciena Corp.                                                   2,685                   45,001                   0.0%
#*       Cirrus Logic, Inc.                                          109,053                2,104,723                   0.1%
#*       Clearfield, Inc.                                             30,926                  453,994                   0.0%
*        Cognex Corp.                                                 79,688                3,152,457                   0.2%
*        Coherent, Inc.                                               24,131                1,572,135                   0.1%
         Cohu, Inc.                                                   54,623                  557,155                   0.0%
(Degree) Commerce One, LLC                                             1,966                       --                   0.0%
         Communications Systems, Inc.                                 19,815                  234,411                   0.0%
#*       CommVault Systems, Inc.                                       2,352                  104,288                   0.0%
#        Computer Task Group, Inc.                                    38,466                  338,501                   0.0%
         Compuware Corp.                                             123,210                1,250,582                   0.1%
*        comScore, Inc.                                               11,035                  465,015                   0.0%
         Comtech Telecommunications Corp.                             31,096                1,183,825                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Information Technology -- (Continued)
*    Comverse, Inc.                                                   11,626    $             253,447                   0.0%
     Concurrent Computer Corp.                                        18,853                  133,856                   0.0%
#*   Constant Contact, Inc.                                           43,288                1,530,664                   0.1%
#    Convergys Corp.                                                 170,395                3,436,867                   0.2%
*    Conversant, Inc.                                                 93,902                3,310,046                   0.2%
*    CoreLogic, Inc.                                                  78,619                2,466,278                   0.1%
#*   CoStar Group, Inc.                                               19,269                3,104,043                   0.2%
*    Covisint Corp.                                                   17,280                   49,939                   0.0%
#*   Cray, Inc.                                                       93,041                3,224,801                   0.2%
#*   Crexendo, Inc.                                                    1,703                    4,828                   0.0%
#    CSG Systems International, Inc.                                  71,089                1,884,569                   0.1%
     CSP, Inc.                                                         1,770                   14,107                   0.0%
#    CTS Corp.                                                        68,434                1,259,186                   0.1%
*    CyberOptics Corp.                                                22,727                  207,952                   0.0%
     Daktronics, Inc.                                                 87,162                1,160,126                   0.1%
*    Datalink Corp.                                                   46,119                  583,405                   0.0%
#*   Dealertrack Technologies, Inc.                                   54,542                2,566,201                   0.1%
*    Dice Holdings, Inc.                                             130,262                1,298,712                   0.1%
#    Diebold, Inc.                                                    37,200                1,317,996                   0.1%
*    Digi International, Inc.                                         38,986                  322,804                   0.0%
#    Digimarc Corp.                                                   17,348                  502,919                   0.0%
*    Digital River, Inc.                                              45,468                1,162,617                   0.1%
*    Diodes, Inc.                                                     44,391                1,146,620                   0.1%
*    Dot Hill Systems Corp.                                          124,881                  493,280                   0.0%
*    DSP Group, Inc.                                                  51,799                  501,932                   0.0%
*    DTS, Inc.                                                        39,711                1,182,594                   0.1%
     EarthLink Holdings Corp.                                        106,501                  381,274                   0.0%
#    Ebix, Inc.                                                       42,888                  632,598                   0.0%
#*   Echelon Corp.                                                     5,400                   11,340                   0.0%
*    Edgewater Technology, Inc.                                       10,739                   75,817                   0.0%
     Electro Rent Corp.                                               54,792                  835,030                   0.0%
     Electro Scientific Industries, Inc.                              28,875                  205,013                   0.0%
*    Electronics for Imaging, Inc.                                    66,627                3,046,186                   0.2%
#*   Ellie Mae, Inc.                                                  22,063                  846,778                   0.0%
#*   eMagin Corp.                                                     18,056                   47,848                   0.0%
*    Emcore Corp.                                                     28,364                  146,358                   0.0%
*    Emulex Corp.                                                    118,182                  668,910                   0.0%
#*   EnerNOC, Inc.                                                    68,005                1,004,434                   0.1%
*    Entegris, Inc.                                                  123,768                1,680,769                   0.1%
#*   Entropic Communications, Inc.                                   110,837                  277,093                   0.0%
*    Envestnet, Inc.                                                  21,270                  944,813                   0.0%
#*   EPAM Systems, Inc.                                               39,497                1,885,587                   0.1%
     EPIQ Systems, Inc.                                               66,890                1,072,916                   0.1%
*    ePlus, Inc.                                                      19,530                1,192,697                   0.1%
#*   Euronet Worldwide, Inc.                                          57,470                3,084,415                   0.2%
#*   Exar Corp.                                                      109,176                1,042,631                   0.1%
*    ExlService Holdings, Inc.                                        35,150                  983,849                   0.1%
#*   Extreme Networks, Inc.                                          210,988                  757,447                   0.0%
*    Fabrinet                                                         38,010                  692,162                   0.0%
     Fair Isaac Corp.                                                 47,990                2,989,777                   0.1%
*    Fairchild Semiconductor International, Inc.                     171,901                2,638,680                   0.1%
#*   FARO Technologies, Inc.                                          32,318                1,809,808                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Information Technology -- (Continued)
#    FEI Co.                                                          43,300    $           3,649,324                   0.2%
#*   Finisar Corp.                                                    79,119                1,322,870                   0.1%
*    FormFactor, Inc.                                                110,489                  880,597                   0.0%
     Forrester Research, Inc.                                         38,204                1,538,857                   0.1%
*    Frequency Electronics, Inc.                                      19,508                  221,416                   0.0%
*    Global Cash Access Holdings, Inc.                               164,108                1,196,347                   0.1%
#    Globalscape, Inc.                                                12,700                   31,496                   0.0%
*    GSE Systems, Inc.                                                33,450                   50,510                   0.0%
*    GSI Group, Inc.                                                  65,199                  837,807                   0.0%
*    GSI Technology, Inc.                                             38,850                  186,869                   0.0%
#*   Guidance Software, Inc.                                           5,908                   39,761                   0.0%
     Hackett Group, Inc. (The)                                        96,523                  676,626                   0.0%
*    Harmonic, Inc.                                                  147,728                  985,346                   0.1%
#    Heartland Payment Systems, Inc.                                  47,898                2,473,932                   0.1%
#*   Higher One Holdings, Inc.                                        22,515                   57,864                   0.0%
#*   Hutchinson Technology, Inc.                                      63,415                  226,392                   0.0%
*    ID Systems, Inc.                                                 23,495                  176,213                   0.0%
*    Identiv, Inc.                                                     9,116                   85,235                   0.0%
*    IEC Electronics Corp.                                            18,692                   92,525                   0.0%
*    iGATE Corp.                                                      91,369                3,385,221                   0.2%
*    II-VI, Inc.                                                      70,886                  956,252                   0.1%
*    Imation Corp.                                                    41,849                  122,618                   0.0%
#*   Immersion Corp.                                                  30,473                  256,583                   0.0%
#*   Infinera Corp.                                                   75,164                1,092,133                   0.1%
*    Innodata, Inc.                                                   49,027                  129,431                   0.0%
*    Inphi Corp.                                                      31,556                  488,487                   0.0%
*    Insight Enterprises, Inc.                                        61,539                1,400,012                   0.1%
*    Integrated Device Technology, Inc.                              216,250                3,548,663                   0.2%
     Integrated Silicon Solution, Inc.                                68,979                  936,735                   0.0%
#*   Intellicheck Mobilisa, Inc.                                         764                    2,865                   0.0%
#*   Interactive Intelligence Group, Inc.                             23,823                1,149,698                   0.1%
#    InterDigital, Inc.                                               36,807                1,819,370                   0.1%
#*   Internap Network Services Corp.                                 124,537                  997,541                   0.1%
*    International Rectifier Corp.                                   110,063                4,377,206                   0.2%
*    Interphase Corp.                                                 11,055                   32,391                   0.0%
     Intersil Corp. Class A                                          206,754                2,747,761                   0.1%
#*   Intevac, Inc.                                                    26,435                  195,619                   0.0%
*    IntraLinks Holdings, Inc.                                        34,942                  301,899                   0.0%
*    IntriCon Corp.                                                   16,201                   99,312                   0.0%
#*   IPG Photonics Corp.                                               3,925                  288,134                   0.0%
*    Iteris, Inc.                                                     41,957                   73,005                   0.0%
#*   Itron, Inc.                                                      46,951                1,827,802                   0.1%
*    Ixia                                                             83,339                  802,555                   0.0%
     IXYS Corp.                                                       67,866                  791,996                   0.0%
#    j2 Global, Inc.                                                  52,240                2,825,662                   0.1%
#*   JDS Uniphase Corp.                                               62,818                  845,530                   0.0%
#*   Kemet Corp.                                                      53,160                  255,168                   0.0%
*    Key Tronic Corp.                                                 24,643                  202,565                   0.0%
#*   Knowles Corp.                                                    26,378                  513,316                   0.0%
#*   Kopin Corp.                                                     142,534                  541,629                   0.0%
*    Kulicke & Soffa Industries, Inc.                                133,042                1,918,466                   0.1%
*    KVH Industries, Inc.                                             36,615                  473,066                   0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Information Technology -- (Continued)
*    Lattice Semiconductor Corp.                                     253,404    $           1,700,341                   0.1%
#    Lexmark International, Inc. Class A                              90,382                3,900,887                   0.2%
*    LGL Group, Inc. (The)                                             1,474                    5,586                   0.0%
*    Limelight Networks, Inc.                                         97,894                  238,861                   0.0%
#*   Lionbridge Technologies, Inc.                                    85,098                  411,023                   0.0%
#*   Liquidity Services, Inc.                                         43,203                  552,134                   0.0%
     Littelfuse, Inc.                                                 28,600                2,789,644                   0.1%
#*   LoJack Corp.                                                     42,858                  120,860                   0.0%
#*   M/A-COM Technology Solutions Holdings, Inc.                       1,379                   30,324                   0.0%
*    Magnachip Semiconductor Corp.                                    50,393                  560,874                   0.0%
*    Manhattan Associates, Inc.                                      103,202                4,139,432                   0.2%
#    ManTech International Corp. Class A                              25,244                  710,871                   0.0%
     Marchex, Inc. Class B                                            23,507                   90,032                   0.0%
#*   Mattersight Corp.                                                 8,111                   43,962                   0.0%
#*   Mattson Technology, Inc.                                         27,883                   74,169                   0.0%
     MAXIMUS, Inc.                                                    67,242                3,258,547                   0.2%
*    MaxLinear, Inc. Class A                                          11,469                   81,315                   0.0%
#*   Maxwell Technologies, Inc.                                       46,285                  539,683                   0.0%
     Mentor Graphics Corp.                                           201,941                4,279,130                   0.2%
*    Mercury Systems, Inc.                                            56,104                  784,334                   0.0%
#    Mesa Laboratories, Inc.                                           6,345                  484,568                   0.0%
     Methode Electronics, Inc.                                        97,435                3,836,990                   0.2%
     Micrel, Inc.                                                    103,441                1,255,774                   0.1%
#*   Microsemi Corp.                                                  90,916                2,370,180                   0.1%
*    MicroStrategy, Inc. Class A                                       3,200                  514,816                   0.0%
     MKS Instruments, Inc.                                            66,274                2,412,374                   0.1%
     MOCON, Inc.                                                      11,568                  178,494                   0.0%
#*   ModusLink Global Solutions, Inc.                                 35,683                  124,891                   0.0%
     Monolithic Power Systems, Inc.                                   67,412                2,978,936                   0.1%
     Monotype Imaging Holdings, Inc.                                  71,866                2,056,086                   0.1%
*    Monster Worldwide, Inc.                                         138,427                  534,328                   0.0%
#*   MoSys, Inc.                                                      38,060                  102,381                   0.0%
#*   Move, Inc.                                                       91,290                1,912,526                   0.1%
#    MTS Systems Corp.                                                22,247                1,468,524                   0.1%
*    Multi-Fineline Electronix, Inc.                                  22,279                  226,132                   0.0%
*    Nanometrics, Inc.                                                50,010                  677,135                   0.0%
*    NAPCO Security Technologies, Inc.                                15,267                   65,343                   0.0%
*    NCI, Inc. Class A                                                 8,385                   85,359                   0.0%
*    NeoPhotonics Corp.                                                1,157                    3,749                   0.0%
*    NETGEAR, Inc.                                                    49,345                1,679,704                   0.1%
#*   Netlist, Inc.                                                     2,589                    2,363                   0.0%
#*   Netscout Systems, Inc.                                           74,333                2,739,914                   0.1%
*    Newport Corp.                                                    72,656                1,299,816                   0.1%
     NIC, Inc.                                                        31,613                  582,628                   0.0%
#*   Novatel Wireless, Inc.                                           66,411                  189,271                   0.0%
#*   Numerex Corp. Class A                                            34,182                  445,733                   0.0%
*    OmniVision Technologies, Inc.                                   100,115                2,681,080                   0.1%
#*   Onvia, Inc.                                                       3,803                   16,581                   0.0%
     Oplink Communications, Inc.                                      48,674                1,014,853                   0.1%
     Optical Cable Corp.                                              17,561                   81,483                   0.0%
*    OSI Systems, Inc.                                                29,110                2,063,317                   0.1%
#*   Pandora Media, Inc.                                              58,392                1,125,798                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Information Technology -- (Continued)
*    PAR Technology Corp.                                              8,112    $              41,688                   0.0%
     Park Electrochemical Corp.                                       33,564                  865,951                   0.0%
     PC Connection, Inc.                                              61,775                1,473,334                   0.1%
     PC-Tel, Inc.                                                     38,023                  292,777                   0.0%
*    PCM, Inc.                                                        28,324                  273,610                   0.0%
*    PDF Solutions, Inc.                                              48,486                  628,863                   0.0%
#    Pegasystems, Inc.                                                18,800                  407,396                   0.0%
     Perceptron, Inc.                                                 24,048                  242,163                   0.0%
*    Perficient, Inc.                                                 76,350                1,265,883                   0.1%
*    Pericom Semiconductor Corp.                                      55,754                  609,391                   0.0%
*    Photronics, Inc.                                                150,307                1,351,260                   0.1%
#*   Planar Systems, Inc.                                             29,908                  108,267                   0.0%
     Plantronics, Inc.                                                46,900                2,432,703                   0.1%
*    Plexus Corp.                                                     48,751                2,015,854                   0.1%
*    PMC-Sierra, Inc.                                                332,377                2,589,217                   0.1%
*    Polycom, Inc.                                                   172,207                2,252,468                   0.1%
     Power Integrations, Inc.                                         32,553                1,639,369                   0.1%
#*   PRGX Global, Inc.                                                36,646                  193,857                   0.0%
#*   Procera Networks, Inc.                                           17,756                  132,992                   0.0%
*    Progress Software Corp.                                          77,464                2,006,318                   0.1%
     QAD, Inc. Class A                                                25,004                  537,836                   0.0%
     QAD, Inc. Class B                                                 4,173                   77,201                   0.0%
*    QLogic Corp.                                                    107,804                1,273,165                   0.1%
*    Qualstar Corp.                                                   12,400                   15,252                   0.0%
#*   QuinStreet, Inc.                                                 11,713                   47,438                   0.0%
*    Qumu Corp.                                                       18,688                  279,572                   0.0%
*    Radisys Corp.                                                    32,588                   81,470                   0.0%
#*   Rambus, Inc.                                                     83,265                  953,384                   0.1%
#*   RealD, Inc.                                                      14,673                  166,098                   0.0%
*    RealNetworks, Inc.                                               79,112                  545,873                   0.0%
#*   RealPage, Inc.                                                    8,327                  165,457                   0.0%
     Reis, Inc.                                                       15,451                  361,553                   0.0%
*    Relm Wireless Corp.                                              29,676                  164,702                   0.0%
#*   Remark Media, Inc.                                               12,626                   61,110                   0.0%
#    RF Industries, Ltd.                                               9,264                   42,151                   0.0%
#*   RF Micro Devices, Inc.                                          337,172                4,386,608                   0.2%
     Richardson Electronics, Ltd.                                     28,378                  284,064                   0.0%
*    Riverbed Technology, Inc.                                        59,203                1,124,265                   0.1%
*    Rofin-Sinar Technologies, Inc.                                   41,245                  923,476                   0.0%
*    Rogers Corp.                                                     24,439                1,670,894                   0.1%
#*   Rosetta Stone, Inc.                                              29,088                  278,372                   0.0%
*    Rovi Corp.                                                       78,744                1,644,175                   0.1%
*    Rudolph Technologies, Inc.                                       71,086                  624,135                   0.0%
*    Saba Software, Inc.                                               8,099                  108,527                   0.0%
*    Sanmina Corp.                                                   148,533                3,723,722                   0.2%
*    Sapient Corp.                                                   169,211                2,930,735                   0.1%
*    ScanSource, Inc.                                                 35,793                1,366,577                   0.1%
     Science Applications International Corp.                         24,051                1,176,334                   0.1%
*    Seachange International, Inc.                                    51,525                  348,309                   0.0%
*    Selectica, Inc.                                                   1,042                    6,184                   0.0%
*    Semtech Corp.                                                    66,809                1,695,612                   0.1%
#*   Sevcon, Inc.                                                      4,832                   36,772                   0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Information Technology -- (Continued)
*    ShoreTel, Inc.                                                   94,678    $             765,945                   0.0%
*    Shutterstock, Inc.                                               16,746                1,302,169                   0.1%
*    Sigma Designs, Inc.                                              11,400                   45,486                   0.0%
#*   Silicon Graphics International Corp.                             30,832                  267,622                   0.0%
*    Silicon Image, Inc.                                             177,571                  951,781                   0.1%
*    Silicon Laboratories, Inc.                                       35,663                1,625,876                   0.1%
*    Smith Micro Software, Inc.                                       29,089                   28,507                   0.0%
*    SolarWinds, Inc.                                                 20,160                  958,608                   0.1%
*    Sonus Networks, Inc.                                            334,388                1,160,326                   0.1%
#*   Spansion, Inc. Class A                                           94,869                1,952,404                   0.1%
#*   Speed Commerce, Inc.                                             73,810                  219,216                   0.0%
*    SS&C Technologies Holdings, Inc.                                 31,641                1,528,893                   0.1%
*    Stamps.com, Inc.                                                 27,639                1,019,879                   0.1%
*    StarTek, Inc.                                                    24,159                  181,676                   0.0%
#*   Stratasys, Ltd.                                                  11,636                1,400,509                   0.1%
#*   SunPower Corp.                                                   20,122                  640,684                   0.0%
*    Super Micro Computer, Inc.                                       66,670                2,130,773                   0.1%
*    support.com, Inc.                                                67,922                  144,674                   0.0%
*    Sykes Enterprises, Inc.                                          57,379                1,235,944                   0.1%
#*   Synaptics, Inc.                                                  44,317                3,032,612                   0.1%
#*   Synchronoss Technologies, Inc.                                   35,590                1,838,935                   0.1%
#    SYNNEX Corp.                                                     63,951                4,424,130                   0.2%
#*   Take-Two Interactive Software, Inc.                             108,138                2,860,250                   0.1%
*    Tech Data Corp.                                                  46,750                2,791,910                   0.1%
*    TeleCommunication Systems, Inc. Class A                         114,939                  331,024                   0.0%
#*   Telenav, Inc.                                                    58,543                  422,680                   0.0%
*    TeleTech Holdings, Inc.                                          62,869                1,622,649                   0.1%
#    Tessco Technologies, Inc.                                        19,087                  606,012                   0.0%
     Tessera Technologies, Inc.                                       67,342                2,046,523                   0.1%
     TheStreet, Inc.                                                  42,666                   97,705                   0.0%
*    TiVo, Inc.                                                       79,762                1,040,894                   0.1%
     Transact Technologies, Inc.                                      19,291                  110,537                   0.0%
*    Trio Tech International                                             400                    1,540                   0.0%
*    TriQuint Semiconductor, Inc.                                    253,709                5,487,726                   0.3%
#*   Trulia, Inc.                                                         18                      840                   0.0%
#*   TTM Technologies, Inc.                                           85,170                  588,525                   0.0%
#*   Tyler Technologies, Inc.                                         34,175                3,824,866                   0.2%
#*   Ultimate Software Group, Inc. (The)                               2,656                  399,755                   0.0%
*    Ultra Clean Holdings, Inc.                                       34,122                  299,591                   0.0%
#*   Ultratech, Inc.                                                  43,242                  827,219                   0.0%
#*   Unisys Corp.                                                     67,437                1,729,085                   0.1%
     United Online, Inc.                                              31,842                  357,267                   0.0%
#*   Universal Display Corp.                                           2,968                   92,839                   0.0%
*    UTStarcom Holdings Corp.                                          8,761                   22,078                   0.0%
#*   Veeco Instruments, Inc.                                          44,977                1,618,722                   0.1%
*    Verint Systems, Inc.                                             60,864                3,499,071                   0.2%
#*   ViaSat, Inc.                                                     50,660                3,173,342                   0.2%
*    Viasystems Group, Inc.                                           28,547                  453,041                   0.0%
#    Vicon Industries, Inc.                                            6,594                   10,484                   0.0%
*    Video Display Corp.                                              15,256                   45,005                   0.0%
*    Virtusa Corp.                                                    63,293                2,593,747                   0.1%
#    Vishay Intertechnology, Inc.                                    228,809                3,091,210                   0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Information Technology -- (Continued)
*    Vishay Precision Group, Inc.                                     22,019    $             374,103                   0.0%
#*   VistaPrint NV                                                    35,640                2,382,890                   0.1%
     Wayside Technology Group, Inc.                                   12,677                  219,312                   0.0%
#*   Web.com Group, Inc.                                              80,485                1,652,357                   0.1%
#*   WebMD Health Corp.                                               11,133                  475,156                   0.0%
*    WEX, Inc.                                                         4,310                  489,444                   0.0%
*    Xcerra Corp.                                                     96,198                  816,721                   0.0%
*    XO Group, Inc.                                                   64,966                  827,017                   0.0%
*    Zebra Technologies Corp. Class A                                 42,492                3,133,785                   0.2%
#*   Zix Corp.                                                       117,982                  389,341                   0.0%
#*   Zynga, Inc. Class A                                             174,392                  444,700                   0.0%
                                                                                ---------------------    ------------------
Total Information Technology                                                              363,188,382                  17.3%
                                                                                ---------------------    ------------------
Materials -- (4.4%)
     A Schulman, Inc.                                                 41,385                1,465,443                   0.1%
*    AEP Industries, Inc.                                             15,313                  704,245                   0.0%
#*   AM Castle & Co.                                                  21,839                  160,517                   0.0%
#    American Vanguard Corp.                                          41,179                  475,206                   0.0%
     Ampco-Pittsburgh Corp.                                            9,011                  196,350                   0.0%
     Axiall Corp.                                                     39,699                1,599,870                   0.1%
#    Balchem Corp.                                                    30,522                1,974,773                   0.1%
*    Berry Plastics Group, Inc.                                       52,540                1,367,091                   0.1%
*    Boise Cascade Co.                                                28,193                1,016,640                   0.1%
     Cabot Corp.                                                       4,508                  209,306                   0.0%
*    Calgon Carbon Corp.                                              74,699                1,570,920                   0.1%
     Carpenter Technology Corp.                                       22,096                1,105,905                   0.1%
*    Century Aluminum Co.                                            151,500                4,435,920                   0.2%
#    Chase Corp.                                                      19,295                  692,112                   0.0%
*    Chemtura Corp.                                                  120,420                2,804,582                   0.1%
*    Clearwater Paper Corp.                                           23,019                1,481,273                   0.1%
#*   Codexis, Inc.                                                    17,017                   43,564                   0.0%
#*   Coeur Mining, Inc.                                               27,200                  100,640                   0.0%
     Commercial Metals Co.                                           167,177                2,890,490                   0.1%
     Compass Minerals International, Inc.                             10,366                  888,159                   0.0%
#*   Contango ORE, Inc.                                                2,399                   18,592                   0.0%
*    Continental Materials Corp.                                         135                    2,186                   0.0%
*    Core Molding Technologies, Inc.                                  24,525                  326,182                   0.0%
#    Deltic Timber Corp.                                              11,214                  729,919                   0.0%
     Domtar Corp.                                                     21,939                  901,035                   0.0%
     Eagle Materials, Inc.                                            34,510                3,017,209                   0.2%
*    Ferro Corp.                                                     149,092                1,956,087                   0.1%
#*   Flotek Industries, Inc.                                          69,709                1,544,751                   0.1%
     Friedman Industries, Inc.                                         6,930                   52,945                   0.0%
     FutureFuel Corp.                                                 48,099                  640,679                   0.0%
#*   General Moly, Inc.                                               69,588                   45,928                   0.0%
     Globe Specialty Metals, Inc.                                     52,967                  996,309                   0.1%
*    Graphic Packaging Holding Co.                                   274,844                3,333,858                   0.2%
     Greif, Inc. Class A                                               9,980                  439,719                   0.0%
     Hawkins, Inc.                                                    22,677                  873,291                   0.0%
     Haynes International, Inc.                                       22,213                1,032,682                   0.1%
     HB Fuller Co.                                                    59,352                2,491,003                   0.1%
#*   Headwaters, Inc.                                                117,709                1,494,904                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Materials -- (Continued)
#    Hecla Mining Co.                                                    518    $               1,129                   0.0%
#*   Horsehead Holding Corp.                                          89,222                1,401,678                   0.1%
     Innophos Holdings, Inc.                                          31,850                1,815,450                   0.1%
     Innospec, Inc.                                                   34,689                1,400,395                   0.1%
#    Kaiser Aluminum Corp.                                            24,077                1,674,555                   0.1%
*    KapStone Paper and Packaging Corp.                              152,404                4,687,947                   0.2%
     KMG Chemicals, Inc.                                              27,369                  484,431                   0.0%
     Koppers Holdings, Inc.                                           18,930                  747,356                   0.0%
*    Kraton Performance Polymers, Inc.                                27,835                  497,968                   0.0%
*    Landec Corp.                                                     62,597                  788,096                   0.0%
#*   Louisiana-Pacific Corp.                                         205,492                3,000,183                   0.1%
*    LSB Industries, Inc.                                             32,790                1,230,609                   0.1%
#    Martin Marietta Materials, Inc.                                  30,915                3,614,582                   0.2%
     Materion Corp.                                                   42,709                1,684,870                   0.1%
#*   Mercer International, Inc.                                       90,527                1,138,830                   0.1%
     Minerals Technologies, Inc.                                      46,032                3,531,115                   0.2%
#*   Mines Management, Inc.                                           23,303                   12,118                   0.0%
     Myers Industries, Inc.                                           89,037                1,330,213                   0.1%
     Neenah Paper, Inc.                                               39,603                2,416,179                   0.1%
#    NewMarket Corp.                                                   4,561                1,769,714                   0.1%
#    Noranda Aluminum Holding Corp.                                   40,687                  179,430                   0.0%
*    Northern Technologies International Corp.                         7,993                  149,629                   0.0%
#    Olin Corp.                                                       95,706                2,319,913                   0.1%
#    Olympic Steel, Inc.                                              20,512                  412,701                   0.0%
#    OM Group, Inc.                                                   39,000                1,015,170                   0.1%
*    OMNOVA Solutions, Inc.                                           56,050                  394,031                   0.0%
*    Penford Corp.                                                    21,128                  398,263                   0.0%
     PH Glatfelter Co.                                                71,213                1,796,704                   0.1%
     PolyOne Corp.                                                   131,230                4,856,822                   0.2%
     Quaker Chemical Corp.                                            33,824                2,776,274                   0.1%
#*   Rentech, Inc.                                                   112,285                  178,533                   0.0%
*    Resolute Forest Products, Inc.                                   12,487                  231,759                   0.0%
*    RTI International Metals, Inc.                                   38,955                  917,390                   0.0%
#    Schnitzer Steel Industries, Inc. Class A                         38,305                  902,083                   0.0%
     Schweitzer-Mauduit International, Inc.                           49,148                2,116,313                   0.1%
#*   Senomyx, Inc.                                                       600                    4,752                   0.0%
     Sensient Technologies Corp.                                      46,486                2,751,041                   0.1%
     Stepan Co.                                                       23,206                1,027,562                   0.1%
#*   Stillwater Mining Co.                                           126,055                1,655,102                   0.1%
*    SunCoke Energy, Inc.                                             73,967                1,767,811                   0.1%
     Synalloy Corp.                                                   15,685                  253,313                   0.0%
     TimkenSteel Corp.                                                 2,057                   83,473                   0.0%
#*   Trecora Resources                                                18,033                  237,134                   0.0%
     Tredegar Corp.                                                   30,500                  580,110                   0.0%
     Tronox, Ltd. Class A                                             20,176                  487,856                   0.0%
     United States Lime & Minerals, Inc.                              12,780                  896,006                   0.0%
*    Universal Stainless & Alloy Products, Inc.                       11,748                  302,041                   0.0%
#    US Silica Holdings, Inc.                                         32,325                1,451,392                   0.1%
#    Wausau Paper Corp.                                              129,988                1,285,581                   0.1%
     Westlake Chemical Corp.                                          23,000                1,622,650                   0.1%
     Worthington Industries, Inc.                                     88,640                3,425,936                   0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Materials -- (Continued)
           Zep, Inc.                                                  43,918    $             705,323                   0.0%
                                                                                ---------------------    ------------------
Total Materials                                                                           115,489,801                   5.5%
                                                                                ---------------------    ------------------
Other -- (0.0%)
(Degree)*  Allen Organ Co. Escrow Shares                                 700                       --                   0.0%
(Degree)#* Gerber Scientific, Inc. Escrow Shares                      58,381                       --                   0.0%
(Degree)*  Petrocorp, Inc. Escrow Shares                               5,200                       --                   0.0%
                                                                                ---------------------    ------------------
Total Other                                                                                        --                   0.0%
                                                                                ---------------------    ------------------
Real Estate Investment Trusts -- (0.0%)
#*         CareTrust REIT, Inc.                                       15,269                  237,128                   0.0%
                                                                                ---------------------    ------------------
Telecommunication Services -- (0.7%)
#*         8x8, Inc.                                                  38,147                  299,835                   0.0%
           Atlantic Tele-Network, Inc.                                26,846                1,803,783                   0.1%
#*         Boingo Wireless, Inc.                                       2,785                   19,523                   0.0%
*          Cincinnati Bell, Inc.                                     358,897                1,317,152                   0.1%
           Cogent Communications Holdings, Inc.                       28,779                  976,759                   0.0%
#          Consolidated Communications Holdings, Inc.                 82,801                2,144,546                   0.1%
*          General Communication, Inc. Class A                        92,715                1,087,547                   0.1%
#*         Hawaiian Telcom Holdco, Inc.                                3,202                   86,134                   0.0%
*          HC2 Holdings, Inc.                                          4,226                   22,398                   0.0%
           IDT Corp. Class B                                          47,769                  787,233                   0.0%
           Inteliquent, Inc.                                          52,446                  882,666                   0.0%
#*         Intelsat SA                                                 1,450                   28,217                   0.0%
#*         Iridium Communications, Inc.                              112,323                1,067,068                   0.1%
#          Lumos Networks Corp.                                       25,986                  446,959                   0.0%
#          NTELOS Holdings Corp.                                      25,251                  254,530                   0.0%
*          ORBCOMM, Inc.                                              95,669                  604,628                   0.0%
*          Premiere Global Services, Inc.                            122,592                1,283,538                   0.1%
#          Shenandoah Telecommunications Co.                          37,763                1,117,407                   0.1%
           Spok Holdings, Inc.                                        49,865                  809,808                   0.0%
*          Straight Path Communications, Inc. Class B                 21,984                  474,854                   0.0%
           Telephone & Data Systems, Inc.                             43,201                1,107,674                   0.1%
*          Vonage Holdings Corp.                                     386,922                1,346,489                   0.1%
                                                                                ---------------------    ------------------
Total Telecommunication Services                                                           17,968,748                   0.9%
                                                                                ---------------------    ------------------
Utilities -- (2.6%)
           ALLETE, Inc.                                               53,165                2,777,340                   0.1%
           American States Water Co.                                  51,072                1,827,356                   0.1%
#          Artesian Resources Corp. Class A                           17,365                  386,719                   0.0%
#          Avista Corp.                                               77,086                2,732,699                   0.1%
#          Black Hills Corp.                                          62,287                3,408,967                   0.2%
#*         Cadiz, Inc.                                                 1,246                   12,410                   0.0%
           California Water Service Group                             75,987                1,977,942                   0.1%
           Chesapeake Utilities Corp.                                 33,157                1,605,793                   0.1%
           Cleco Corp.                                                22,755                1,223,309                   0.1%
           Connecticut Water Service, Inc.                            20,421                  759,049                   0.0%
           Consolidated Water Co., Ltd.                               22,624                  271,262                   0.0%
           Delta Natural Gas Co., Inc.                                17,638                  365,459                   0.0%
*          Dynegy, Inc.                                               29,769                  907,954                   0.1%
           El Paso Electric Co.                                       56,199                2,126,570                   0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Utilities -- (Continued)
           Empire District Electric Co. (The)                         60,281    $           1,714,392                   0.1%
           Gas Natural, Inc.                                          18,750                  212,812                   0.0%
*          Genie Energy, Ltd. Class B                                 42,916                  311,141                   0.0%
#          Hawaiian Electric Industries, Inc.                         33,010                  929,562                   0.1%
           IDACORP, Inc.                                              64,563                4,082,318                   0.2%
           Laclede Group, Inc. (The)                                  45,954                2,333,085                   0.1%
#          MGE Energy, Inc.                                           43,046                1,914,256                   0.1%
           Middlesex Water Co.                                        34,446                  776,757                   0.0%
           New Jersey Resources Corp.                                 52,897                3,093,417                   0.2%
#          Northwest Natural Gas Co.                                  34,518                1,619,930                   0.1%
#          NorthWestern Corp.                                         49,186                2,598,988                   0.1%
#          ONE Gas, Inc.                                              17,377                  659,457                   0.0%
#          Ormat Technologies, Inc.                                   24,410                  706,669                   0.0%
#          Otter Tail Corp.                                           44,744                1,387,064                   0.1%
           Piedmont Natural Gas Co., Inc.                             60,148                2,286,225                   0.1%
           PNM Resources, Inc.                                       101,052                2,915,350                   0.1%
#          Portland General Electric Co.                              98,225                3,576,372                   0.2%
           RGC Resources, Inc.                                        13,188                  266,925                   0.0%
           SJW Corp.                                                  40,978                1,309,657                   0.1%
           South Jersey Industries, Inc.                              40,945                2,401,015                   0.1%
           Southwest Gas Corp.                                        58,433                3,394,373                   0.2%
#          UIL Holdings Corp.                                         70,824                2,913,699                   0.1%
#          Unitil Corp.                                               30,882                1,075,929                   0.1%
#          WGL Holdings, Inc.                                         63,025                2,962,175                   0.1%
#          York Water Co.                                             26,512                  582,734                   0.0%
                                                                                ---------------------    ------------------
Total Utilities                                                                            66,407,131                   3.2%
                                                                                ---------------------    ------------------
TOTAL COMMON STOCKS                                                                     2,069,198,631                  98.9%
                                                                                ---------------------    ------------------
RIGHTS/WARRANTS -- (0.0%)
(Degree)*  Capital Bank Corp. Contingent Value Rights                  3,283                       --                   0.0%
(Degree)*  Community Health Systems, Inc.
           Rights 01/04/16                                            13,875                      415                   0.0%
(Degree)#* Eagle Bulk Shipping, Inc. Warrants 10/15/21                   323                      824                   0.0%
(Degree)*  LGL Group, Inc. (The) Warrants 08/06/18                    25,370                      505                   0.0%
(Degree)#* Magnum Hunter Resources Corp.
           Warrants 04/15/16                                          20,175                       --                   0.0%
(Degree)*  Tejon Ranch Co. Warrants 08/31/16                           1,869                    3,925                   0.0%
(Degree)#* Trius Therapeutics, Inc. Contingent
           Value Rights                                                6,973                       --                   0.0%
                                                                                ---------------------    ------------------
TOTAL RIGHTS/WARRANTS                                                                           5,669                   0.0%
                                                                                ---------------------    ------------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
           State Street Institutional Liquid
           Reserves, 0.077%                                       26,654,455               26,654,455                   1.3%
                                                                                ---------------------    ------------------

SECURITIES LENDING COLLATERAL -- (19.4%)
(S)@ DFA Short Term Investment Fund                               43,500,592              503,301,846                  24.0%
                                                                                ---------------------    ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,648,995,120)                             $       2,599,160,601                 124.2%
                                                                                =====================    ==================

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ------------------------------------------------------------------------------------------
                                              LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                                       --------------------   --------------------   --------------------  ----------------------
Common Stocks
     Consumer Discretionary            $        334,406,799                     --                     --  $          334,406,799
     Consumer Staples                            89,347,813                     --                     --              89,347,813
     Energy                                      99,683,572                     --                     --              99,683,572
     Financials                                 409,391,357   $             36,994                     --             409,428,351
     Health Care                                197,228,586                 86,846                     --             197,315,432
     Industrials                                375,725,236                    238                     --             375,725,474
     Information Technology                     363,188,382                     --                     --             363,188,382
     Materials                                  115,489,801                     --                     --             115,489,801
     Other                                               --                     --                     --                      --
     Real Estate Investment Trusts                  237,128                     --                     --                 237,128
     Telecommunication Services                  17,968,748                     --                     --              17,968,748
     Utilities                                   66,407,131                     --                     --              66,407,131
Rights/Warrants                                          --                  5,669                     --                   5,669
Temporary Cash Investments                       26,654,455                     --                     --              26,654,455
Securities Lending Collateral                            --            503,301,846                     --             503,301,846
                                       --------------------   --------------------   --------------------  ----------------------
TOTAL                                  $      2,095,729,008   $        503,431,593                     --  $        2,599,160,601
                                       ====================   ====================   ====================  ======================

                        T.A. U.S. CORE EQUITY 2 PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (13.1%)
#*   1-800-Flowers.com, Inc. Class A                                  20,817    $             167,161                   0.0%
     Aaron's, Inc.                                                    54,708                1,354,570                   0.0%
#    Abercrombie & Fitch Co. Class A                                  43,637                1,460,967                   0.0%
     Advance Auto Parts, Inc.                                         11,284                1,658,297                   0.0%
#    AH Belo Corp. Class A                                            13,939                  160,438                   0.0%
*    Amazon.com, Inc.                                                 25,106                7,668,879                   0.2%
*    Ambassadors Group, Inc.                                           7,492                   26,597                   0.0%
#*   AMC Networks, Inc. Class A                                       16,215                  983,440                   0.0%
     AMCON Distributing Co.                                              116                    9,510                   0.0%
#*   America's Car-Mart, Inc.                                          9,404                  432,396                   0.0%
#*   American Axle & Manufacturing Holdings, Inc.                     39,077                  755,358                   0.0%
#    American Eagle Outfitters, Inc.                                 111,822                1,439,149                   0.0%
#*   American Public Education, Inc.                                  12,750                  395,123                   0.0%
*    ANN, Inc.                                                        56,925                2,185,351                   0.1%
*    Apollo Education Group, Inc. Class A                             90,631                2,597,484                   0.1%
     Arctic Cat, Inc.                                                  9,368                  315,327                   0.0%
     Ark Restaurants Corp.                                             2,015                   44,411                   0.0%
*    Asbury Automotive Group, Inc.                                    32,033                2,243,591                   0.1%
*    Ascena Retail Group, Inc.                                        99,092                1,233,695                   0.0%
#*   Ascent Capital Group, Inc. Class A                                8,599                  552,916                   0.0%
#    Autoliv, Inc.                                                    19,907                1,826,268                   0.0%
#*   AutoNation, Inc.                                                 71,863                4,114,875                   0.1%
#*   AutoZone, Inc.                                                    2,987                1,653,364                   0.0%
*    Ballantyne Strong, Inc.                                           7,721                   34,667                   0.0%
*    Bally Technologies, Inc.                                         18,899                1,519,480                   0.0%
#*   Barnes & Noble, Inc.                                             58,787                1,282,732                   0.0%
     Bassett Furniture Industries, Inc.                                6,115                  106,279                   0.0%
     Beasley Broadcasting Group, Inc. Class A                          2,443                   11,482                   0.0%
#*   Beazer Homes USA, Inc.                                            9,480                  169,976                   0.0%
#    bebe stores, Inc.                                                30,225                   69,215                   0.0%
#*   Bed Bath & Beyond, Inc.                                         109,485                7,372,720                   0.2%
*    Belmond, Ltd. Class A                                            66,013                  756,509                   0.0%
     Best Buy Co., Inc.                                              156,175                5,331,814                   0.1%
#    Big 5 Sporting Goods Corp.                                       15,059                  185,376                   0.0%
     Big Lots, Inc.                                                   50,880                2,322,672                   0.1%
*    Biglari Holdings, Inc.                                            1,530                  534,215                   0.0%
#*   BJ's Restaurants, Inc.                                           22,212                  977,772                   0.0%
*    Bloomin' Brands, Inc.                                            53,783                1,017,037                   0.0%
#*   Blue Nile, Inc.                                                   3,460                  122,830                   0.0%
#    Blyth, Inc.                                                      10,298                   86,400                   0.0%
#    Bob Evans Farms, Inc.                                            19,277                  941,681                   0.0%
#    Bon-Ton Stores, Inc. (The)                                        9,305                   81,977                   0.0%
*    Books-A-Million, Inc.                                             3,054                    4,428                   0.0%
     BorgWarner, Inc.                                                 80,147                4,569,982                   0.1%
     Bowl America, Inc. Class A                                        1,280                   18,560                   0.0%
#*   Boyd Gaming Corp.                                                35,300                  407,715                   0.0%
*    Bravo Brio Restaurant Group, Inc.                                16,108                  223,418                   0.0%
#*   Bridgepoint Education, Inc.                                      19,461                  245,987                   0.0%
#*   Bright Horizons Family Solutions, Inc.                            6,716                  299,265                   0.0%
     Brinker International, Inc.                                      33,703                1,807,829                   0.0%
     Brown Shoe Co., Inc.                                             36,044                  958,410                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
     Brunswick Corp.                                                  24,374    $           1,140,703                   0.0%
#    Buckle, Inc. (The)                                               14,000                  690,620                   0.0%
#*   Buffalo Wild Wings, Inc.                                         14,947                2,231,288                   0.1%
*    Build-A-Bear Workshop, Inc.                                      12,137                  205,722                   0.0%
#*   Cabela's, Inc.                                                   43,917                2,108,894                   0.1%
#    Cablevision Systems Corp. Class A                                55,454                1,032,553                   0.0%
#*   Caesars Entertainment Corp.                                      16,529                  201,489                   0.0%
#    Callaway Golf Co.                                                56,437                  442,466                   0.0%
*    Cambium Learning Group, Inc.                                     38,040                   58,201                   0.0%
*    Canterbury Park Holding Corp.                                       200                    1,910                   0.0%
#    Capella Education Co.                                            15,417                1,090,599                   0.0%
#*   Career Education Corp.                                           35,569                  206,300                   0.0%
#*   CarMax, Inc.                                                     71,881                4,018,867                   0.1%
*    Carmike Cinemas, Inc.                                            18,709                  599,623                   0.0%
     Carnival Corp.                                                   72,072                2,893,691                   0.1%
#    Carriage Services, Inc.                                          10,721                  213,991                   0.0%
#*   Carrols Restaurant Group, Inc.                                   21,033                  162,164                   0.0%
     Carter's, Inc.                                                   32,552                2,543,288                   0.1%
     Cato Corp. (The) Class A                                         22,957                  818,876                   0.0%
#*   Cavco Industries, Inc.                                            5,352                  390,000                   0.0%
     CBS Corp. Class A                                                 4,558                  247,454                   0.0%
     CBS Corp. Class B                                               146,185                7,926,151                   0.2%
#*   Charles & Colvard, Ltd.                                          12,152                   35,362                   0.0%
*    Charter Communications, Inc. Class A                             17,145                2,715,597                   0.1%
#    Cheesecake Factory, Inc. (The)                                   62,573                2,874,604                   0.1%
     Cherokee, Inc.                                                    2,845                   49,731                   0.0%
     Chico's FAS, Inc.                                               102,878                1,551,400                   0.0%
#    Children's Place, Inc. (The)                                     16,085                  792,186                   0.0%
*    Chipotle Mexican Grill, Inc.                                      5,000                3,190,000                   0.1%
#    Choice Hotels International, Inc.                                22,411                1,198,989                   0.0%
*    Christopher & Banks Corp.                                        29,407                  192,028                   0.0%
     Churchill Downs, Inc.                                            12,105                1,234,468                   0.0%
#*   Chuy's Holdings, Inc.                                             4,458                  133,339                   0.0%
#*   Cinedigm Corp.                                                   34,161                   52,950                   0.0%
     Cinemark Holdings, Inc.                                          72,927                2,575,782                   0.1%
*    Citi Trends, Inc.                                                16,515                  374,065                   0.0%
     Clear Channel Outdoor Holdings, Inc. Class A                     22,155                  160,845                   0.0%
     ClubCorp Holdings, Inc.                                           2,092                   39,874                   0.0%
     Coach, Inc.                                                      15,500                  532,890                   0.0%
     Collectors Universe, Inc.                                         4,045                   99,507                   0.0%
#    Columbia Sportswear Co.                                          44,028                1,696,839                   0.0%
     Comcast Corp. Class A                                           590,048               32,659,157                   0.7%
     Comcast Corp. Special Class A                                   154,874                8,539,752                   0.2%
#*   Conn's, Inc.                                                     23,510                  731,396                   0.0%
     Cooper Tire & Rubber Co.                                         43,496                1,401,006                   0.0%
*    Cooper-Standard Holding, Inc.                                       474                   25,871                   0.0%
     Core-Mark Holding Co., Inc.                                      15,684                  910,143                   0.0%
#    Cracker Barrel Old Country Store, Inc.                           22,541                2,600,104                   0.1%
*    Crocs, Inc.                                                      47,895                  559,414                   0.0%
*    Crown Media Holdings, Inc. Class A                                2,100                    7,329                   0.0%
#    CSS Industries, Inc.                                                200                    5,712                   0.0%
     CST Brands, Inc.                                                 79,067                3,024,313                   0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
     Culp, Inc.                                                        7,429    $             140,928                   0.0%
#*   Cumulus Media, Inc. Class A                                      53,897                  208,042                   0.0%
     Dana Holding Corp.                                              132,947                2,720,096                   0.1%
#    Darden Restaurants, Inc.                                         56,551                2,928,211                   0.1%
#*   Deckers Outdoor Corp.                                            24,392                2,133,324                   0.1%
*    Del Frisco's Restaurant Group, Inc.                              13,142                  305,157                   0.0%
     Delphi Automotive P.L.C.                                         20,328                1,402,225                   0.0%
#*   Delta Apparel, Inc.                                               6,071                   63,746                   0.0%
     Destination Maternity Corp.                                       9,223                  138,161                   0.0%
#*   Destination XL Group, Inc.                                       29,731                  155,790                   0.0%
     DeVry Education Group, Inc.                                      38,226                1,850,521                   0.0%
*    DGSE Cos., Inc.                                                   2,601                    2,991                   0.0%
     Dick's Sporting Goods, Inc.                                      14,942                  677,919                   0.0%
#    Dillard's, Inc. Class A                                          39,857                4,215,276                   0.1%
     DineEquity, Inc.                                                 17,395                1,547,459                   0.0%
*    DIRECTV                                                          57,283                4,971,592                   0.1%
*    Discovery Communications, Inc.                                   49,393                1,728,261                   0.0%
*    Discovery Communications, Inc. Class A                           21,350                  754,723                   0.0%
#*   Discovery Communications, Inc. Class B                            1,077                   40,646                   0.0%
*    DISH Network Corp. Class A                                       13,800                  878,370                   0.0%
#*   Dixie Group, Inc. (The)                                           5,023                   39,581                   0.0%
*    Dollar General Corp.                                            124,315                7,790,821                   0.2%
*    Dollar Tree, Inc.                                                31,791                1,925,581                   0.1%
     Domino's Pizza, Inc.                                             24,441                2,170,116                   0.1%
#*   Dorman Products, Inc.                                            27,644                1,281,576                   0.0%
     DR Horton, Inc.                                                  98,728                2,250,011                   0.1%
#*   DreamWorks Animation SKG, Inc. Class A                           53,577                1,193,696                   0.0%
     Drew Industries, Inc.                                            23,102                1,110,282                   0.0%
     DSW, Inc. Class A                                                34,858                1,033,540                   0.0%
#    Dunkin' Brands Group, Inc.                                       42,992                1,955,276                   0.1%
#*   Education Management Corp.                                        9,929                    5,909                   0.0%
     Educational Development Corp.                                     1,000                    4,370                   0.0%
     Einstein Noah Restaurant Group, Inc.                             16,288                  329,832                   0.0%
*    Eldorado Resorts, Inc.                                            9,052                   37,294                   0.0%
     Emerson Radio Corp.                                              11,467                   13,072                   0.0%
*    Emmis Communications Corp. Class A                                9,895                   21,571                   0.0%
#*   Empire Resorts, Inc.                                                895                    6,704                   0.0%
#*   Entercom Communications Corp. Class A                            17,582                  180,743                   0.0%
#    Entravision Communications Corp. Class A                         43,148                  222,644                   0.0%
     Escalade, Inc.                                                    5,585                   63,892                   0.0%
     Ethan Allen Interiors, Inc.                                      19,917                  563,651                   0.0%
#*   EW Scripps Co. (The) Class A                                     30,612                  587,750                   0.0%
     Expedia, Inc.                                                    11,934                1,014,032                   0.0%
*    Express, Inc.                                                    30,887                  462,378                   0.0%
     Family Dollar Stores, Inc.                                       13,459                1,053,705                   0.0%
#*   Famous Dave's Of America, Inc.                                    4,600                  119,922                   0.0%
#*   Federal-Mogul Holdings Corp.                                     59,270                  925,205                   0.0%
#*   Fiesta Restaurant Group, Inc.                                    13,204                  728,201                   0.0%
     Finish Line, Inc. (The) Class A                                  40,407                1,069,573                   0.0%
#*   Five Below, Inc.                                                 25,261                1,007,156                   0.0%
     Flexsteel Industries, Inc.                                        3,391                  116,345                   0.0%
     Foot Locker, Inc.                                               105,409                5,903,958                   0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
     Ford Motor Co.                                                  991,239    $          13,966,558                   0.3%
*    Fossil Group, Inc.                                               22,249                2,261,833                   0.1%
#    Fred's, Inc. Class A                                             23,700                  372,090                   0.0%
     Frisch's Restaurants, Inc.                                        2,647                   67,975                   0.0%
#*   FTD Cos., Inc.                                                   15,412                  542,194                   0.0%
#*   Fuel Systems Solutions, Inc.                                      6,383                   58,915                   0.0%
*    Full House Resorts, Inc.                                          5,091                    6,567                   0.0%
#*   G-III Apparel Group, Ltd.                                        19,899                1,578,986                   0.0%
*    Gaiam, Inc. Class A                                               9,924                   75,125                   0.0%
#    GameStop Corp. Class A                                           87,958                3,761,084                   0.1%
*    Gaming Partners International Corp.                               3,430                   28,778                   0.0%
     Gannett Co., Inc.                                               152,595                4,806,742                   0.1%
#    Gap, Inc. (The)                                                  55,744                2,112,140                   0.1%
#    Garmin, Ltd.                                                     56,321                3,124,689                   0.1%
*    Geeknet, Inc.                                                     1,480                   14,341                   0.0%
     General Motors Co.                                              299,543                9,405,650                   0.2%
*    Genesco, Inc.                                                    19,068                1,462,325                   0.0%
     Gentex Corp.                                                     74,326                2,433,433                   0.1%
#*   Gentherm, Inc.                                                   27,745                1,156,967                   0.0%
     Genuine Parts Co.                                                38,934                3,779,713                   0.1%
     GNC Holdings, Inc. Class A                                        1,332                   55,371                   0.0%
     Goodyear Tire & Rubber Co. (The)                                115,655                2,802,321                   0.1%
     Graham Holdings Co. Class B                                       4,575                3,584,970                   0.1%
*    Grand Canyon Education, Inc.                                     33,781                1,618,110                   0.0%
#*   Gray Television, Inc.                                            36,725                  339,339                   0.0%
*    Gray Television, Inc. Class A                                     2,300                   17,020                   0.0%
#    Group 1 Automotive, Inc.                                         20,076                1,715,093                   0.0%
#*   Groupon, Inc.                                                    11,275                   82,420                   0.0%
     Guess?, Inc.                                                     50,018                1,108,899                   0.0%
     H&R Block, Inc.                                                  40,208                1,299,120                   0.0%
     Hanesbrands, Inc.                                                17,637                1,862,644                   0.0%
     Harley-Davidson, Inc.                                            36,430                2,393,451                   0.1%
     Harman International Industries, Inc.                            13,904                1,492,455                   0.0%
     Harte-Hanks, Inc.                                                42,124                  274,227                   0.0%
#    Hasbro, Inc.                                                     10,470                  602,339                   0.0%
     Haverty Furniture Cos., Inc.                                     14,219                  312,960                   0.0%
     Haverty Furniture Cos., Inc. Class A                                717                   15,760                   0.0%
*    Helen of Troy, Ltd.                                              22,083                1,365,834                   0.0%
#*   hhgregg, Inc.                                                     5,013                   25,967                   0.0%
#*   Hibbett Sports, Inc.                                             13,947                  633,054                   0.0%
*    Hollywood Media Corp.                                             3,306                    3,670                   0.0%
     Home Depot, Inc. (The)                                          110,670               10,792,538                   0.2%
     Hooker Furniture Corp.                                            7,263                  111,051                   0.0%
#*   Hovnanian Enterprises, Inc. Class A                              14,667                   55,148                   0.0%
#    HSN, Inc.                                                        26,405                1,744,578                   0.0%
*    Hyatt Hotels Corp. Class A                                       10,629                  629,449                   0.0%
#*   Iconix Brand Group, Inc.                                         47,177                1,887,552                   0.1%
#*   Ignite Restaurant Group, Inc.                                       960                    6,614                   0.0%
     International Game Technology                                    67,629                1,108,439                   0.0%
#    International Speedway Corp. Class A                             19,750                  618,768                   0.0%
     Interpublic Group of Cos., Inc. (The)                           171,826                3,331,706                   0.1%
     Interval Leisure Group, Inc.                                     37,962                  798,720                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
#*   iRobot Corp.                                                     14,269    $             509,689                   0.0%
#*   Isle of Capri Casinos, Inc.                                      20,563                  152,783                   0.0%
     Jack in the Box, Inc.                                            42,060                2,987,942                   0.1%
#*   JAKKS Pacific, Inc.                                               8,687                   55,423                   0.0%
#*   Jamba, Inc.                                                       8,857                  118,241                   0.0%
*    Jarden Corp.                                                     56,010                3,645,691                   0.1%
#*   JC Penney Co., Inc.                                             149,160                1,135,108                   0.0%
     John Wiley & Sons, Inc. Class A                                  27,670                1,615,651                   0.0%
     John Wiley & Sons, Inc. Class B                                   2,517                  146,817                   0.0%
     Johnson Controls, Inc.                                          161,418                7,627,000                   0.2%
     Johnson Outdoors, Inc. Class A                                    3,558                  106,918                   0.0%
#*   Journal Communications, Inc. Class A                             30,219                  296,448                   0.0%
*    K12, Inc.                                                        24,447                  303,143                   0.0%
#*   Kate Spade & Co.                                                 24,539                  665,743                   0.0%
#    KB Home                                                          49,212                  774,597                   0.0%
#*   Kirkland's, Inc.                                                 13,017                  231,703                   0.0%
     Kohl's Corp.                                                    104,486                5,665,231                   0.1%
#*   Kona Grill, Inc.                                                  5,114                  115,218                   0.0%
#*   Krispy Kreme Doughnuts, Inc.                                     41,725                  789,437                   0.0%
     L Brands, Inc.                                                   54,920                3,960,830                   0.1%
     La-Z-Boy, Inc.                                                   38,537                  880,956                   0.0%
#*   Lakeland Industries, Inc.                                         2,263                   31,908                   0.0%
#    Lamar Advertising Co. Class A                                    32,452                1,676,146                   0.0%
#*   Lands' End, Inc.                                                 10,001                  474,747                   0.0%
     Las Vegas Sands Corp.                                            31,071                1,934,480                   0.1%
*    LeapFrog Enterprises, Inc.                                       38,049                  202,421                   0.0%
     Lear Corp.                                                       25,594                2,367,445                   0.1%
*    Learning Tree International, Inc.                                 7,899                   19,590                   0.0%
#    Leggett & Platt, Inc.                                            86,310                3,398,888                   0.1%
#    Lennar Corp. Class A                                             63,002                2,714,126                   0.1%
     Lennar Corp. Class B                                             14,859                  521,699                   0.0%
#*   Libbey, Inc.                                                     38,433                1,104,949                   0.0%
#*   Liberty Global P.L.C. Class A                                    15,401                  700,283                   0.0%
*    Liberty Global P.L.C. Class B                                       121                    5,581                   0.0%
*    Liberty Global P.L.C. Class C                                   181,381                8,066,013                   0.2%
*    Liberty Interactive Corp. Class A                               226,805                5,928,683                   0.1%
*    Liberty Interactive Corp. Class B                                 1,100                   29,134                   0.0%
*    Liberty Media Corp.                                              96,612                4,630,613                   0.1%
*    Liberty Media Corp. Class A                                      47,725                2,291,754                   0.1%
*    Liberty Media Corp. Class B                                         581                   27,208                   0.0%
*    Liberty Tax, Inc.                                                 2,408                   91,239                   0.0%
*    Liberty TripAdvisor Holdings, Inc. Class A                       42,474                1,341,329                   0.0%
*    Liberty TripAdvisor Holdings, Inc. Class B                          110                    3,793                   0.0%
*    Liberty Ventures Series A                                        83,290                2,923,479                   0.1%
*    Liberty Ventures Series B                                           266                    9,240                   0.0%
#*   Life Time Fitness, Inc.                                          31,324                1,746,939                   0.0%
     Lifetime Brands, Inc.                                             8,849                  151,406                   0.0%
*    LIN Media LLC Class A                                             3,864                   92,466                   0.0%
#    Lincoln Educational Services Corp.                                2,073                    5,493                   0.0%
     Lions Gate Entertainment Corp.                                   19,957                  661,175                   0.0%
     Lithia Motors, Inc. Class A                                      20,473                1,589,114                   0.0%
*    Live Nation Entertainment, Inc.                                 131,406                3,416,556                   0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
*    LKQ Corp.                                                       117,166    $           3,347,433                   0.1%
*    Loral Space & Communications, Inc.                               12,243                  936,590                   0.0%
     Lowe's Cos., Inc.                                               218,761               12,513,129                   0.3%
*    Luby's, Inc.                                                     15,643                   78,059                   0.0%
#*   Lululemon Athletica, Inc.                                         5,900                  245,735                   0.0%
#*   Lumber Liquidators Holdings, Inc.                                14,465                  777,783                   0.0%
#*   M/I Homes, Inc.                                                  23,290                  501,667                   0.0%
     Macy's, Inc.                                                    131,511                7,603,966                   0.2%
#*   Madison Square Garden Co. (The) Class A                          45,325                3,433,822                   0.1%
     Marcus Corp. (The)                                               12,065                  206,673                   0.0%
     Marine Products Corp.                                            19,424                  163,939                   0.0%
#*   MarineMax, Inc.                                                  16,534                  316,957                   0.0%
#    Marriott International, Inc. Class A                             21,551                1,632,488                   0.0%
     Marriott Vacations Worldwide Corp.                               20,824                1,446,019                   0.0%
#*   Martha Stewart Living Omnimedia, Inc. Class A                    19,146                   82,902                   0.0%
     Mattel, Inc.                                                     47,823                1,485,861                   0.0%
#*   Mattress Firm Holding Corp.                                         256                   16,177                   0.0%
*    McClatchy Co. (The) Class A                                      51,540                  183,482                   0.0%
     McDonald's Corp.                                                 90,838                8,514,246                   0.2%
#    MDC Holdings, Inc.                                               39,634                  967,862                   0.0%
#*   Media General, Inc. Class A                                      10,569                  157,901                   0.0%
     Men's Wearhouse, Inc. (The)                                      33,995                1,598,785                   0.0%
#    Meredith Corp.                                                   23,856                1,243,852                   0.0%
#*   Meritage Homes Corp.                                             32,240                1,186,110                   0.0%
*    MGM Resorts International                                       218,511                5,080,381                   0.1%
*    Michael Kors Holdings, Ltd.                                      20,635                1,621,705                   0.0%
*    Modine Manufacturing Co.                                         46,116                  591,668                   0.0%
*    Mohawk Industries, Inc.                                          25,390                3,606,396                   0.1%
*    Monarch Casino & Resort, Inc.                                    11,770                  191,498                   0.0%
#    Monro Muffler Brake, Inc.                                        17,643                  942,842                   0.0%
     Morningstar, Inc.                                                 6,128                  418,236                   0.0%
*    Motorcar Parts of America, Inc.                                  20,256                  588,234                   0.0%
     Movado Group, Inc.                                               12,456                  439,697                   0.0%
*    Multimedia Games Holding Co., Inc.                               18,101                  631,725                   0.0%
*    Murphy USA, Inc.                                                 42,413                2,430,265                   0.1%
#    NACCO Industries, Inc. Class A                                    6,230                  364,891                   0.0%
#*   Nathan's Famous, Inc.                                             2,894                  208,021                   0.0%
     National CineMedia, Inc.                                         35,170                  559,203                   0.0%
#*   Nautilus, Inc.                                                   33,583                  449,341                   0.0%
*    Netflix, Inc.                                                     3,200                1,256,864                   0.0%
*    New York & Co., Inc.                                             40,255                  131,634                   0.0%
#    New York Times Co. (The) Class A                                 91,045                1,169,018                   0.0%
     Newell Rubbermaid, Inc.                                          73,006                2,433,290                   0.1%
*    News Corp. Class A                                               94,070                1,456,204                   0.0%
#*   News Corp. Class B                                               32,607                  490,735                   0.0%
#    Nexstar Broadcasting Group, Inc. Class A                         16,342                  737,351                   0.0%
     NIKE, Inc. Class B                                               39,792                3,699,462                   0.1%
*    Nobility Homes, Inc.                                              1,152                   12,643                   0.0%
     Nordstrom, Inc.                                                  31,682                2,300,430                   0.1%
*    Norwegian Cruise Line Holdings, Ltd.                             31,352                1,222,728                   0.0%
     Nutrisystem, Inc.                                                18,167                  305,932                   0.0%
#*   NVR, Inc.                                                         2,277                2,795,200                   0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
*    O'Reilly Automotive, Inc.                                        38,194    $           6,717,561                   0.1%
#*   Office Depot, Inc.                                              401,534                2,096,007                   0.1%
     Omnicom Group, Inc.                                              39,896                2,866,927                   0.1%
*    Orbitz Worldwide, Inc.                                           60,463                  500,029                   0.0%
#*   Outerwall, Inc.                                                  18,448                1,167,205                   0.0%
#*   Overstock.com, Inc.                                               6,747                  155,991                   0.0%
     Oxford Industries, Inc.                                          15,249                  934,001                   0.0%
#*   Pacific Sunwear of California, Inc.                              18,409                   27,982                   0.0%
#*   Panera Bread Co. Class A                                          7,325                1,184,013                   0.0%
     Papa John's International, Inc.                                  28,426                1,329,200                   0.0%
#*   Penn National Gaming, Inc.                                       63,392                  829,801                   0.0%
     Penske Automotive Group, Inc.                                    62,637                2,833,698                   0.1%
*    Pep Boys-Manny, Moe & Jack (The)                                 35,528                  338,582                   0.0%
*    Perfumania Holdings, Inc.                                         1,922                   11,820                   0.0%
#*   Perry Ellis International, Inc.                                  10,487                  214,459                   0.0%
#    PetMed Express, Inc.                                             13,560                  179,128                   0.0%
     PetSmart, Inc.                                                   15,192                1,099,141                   0.0%
#    Pier 1 Imports, Inc.                                             56,100                  723,690                   0.0%
#*   Pinnacle Entertainment, Inc.                                     34,461                  883,235                   0.0%
#    Polaris Industries, Inc.                                         10,800                1,629,288                   0.0%
     Pool Corp.                                                       24,941                1,488,978                   0.0%
*    Popeyes Louisiana Kitchen, Inc.                                  13,182                  610,986                   0.0%
*    Priceline Group, Inc. (The)                                       3,200                3,859,872                   0.1%
     PulteGroup, Inc.                                                215,142                4,128,575                   0.1%
     PVH Corp.                                                        28,611                3,271,668                   0.1%
#*   Quiksilver, Inc.                                                 32,960                   57,680                   0.0%
#*   Radio One, Inc. Class D                                             841                    2,094                   0.0%
     Ralph Lauren Corp.                                               16,251                2,678,815                   0.1%
*    RCI Hospitality Holdings, Inc.                                    7,006                   83,371                   0.0%
#*   Reading International, Inc. Class A                               4,671                   46,570                   0.0%
*    Red Lion Hotels Corp.                                            10,267                   58,214                   0.0%
#*   Red Robin Gourmet Burgers, Inc.                                  12,535                  689,049                   0.0%
#    Regal Entertainment Group Class A                                38,025                  842,254                   0.0%
     Regis Corp.                                                      38,861                  659,860                   0.0%
#    Remy International, Inc.                                            978                   18,073                   0.0%
     Rent-A-Center, Inc.                                              40,650                1,258,931                   0.0%
#*   Rentrak Corp.                                                     5,384                  413,868                   0.0%
#*   Restoration Hardware Holdings, Inc.                               2,913                  233,972                   0.0%
     Rocky Brands, Inc.                                                3,771                   49,551                   0.0%
     Ross Stores, Inc.                                                33,503                2,704,362                   0.1%
     Royal Caribbean Cruises, Ltd.                                    94,154                6,399,647                   0.1%
#*   Ruby Tuesday, Inc.                                               39,344                  302,162                   0.0%
     Ruth's Hospitality Group, Inc.                                   46,330                  563,836                   0.0%
#    Ryland Group, Inc. (The)                                         30,920                1,107,245                   0.0%
#    Saga Communications, Inc. Class A                                 1,505                   60,351                   0.0%
     Salem Communications Corp. Class A                                8,669                   66,838                   0.0%
*    Sally Beauty Holdings, Inc.                                      41,679                1,221,611                   0.0%
     Scholastic Corp.                                                  9,499                  330,660                   0.0%
#*   Scientific Games Corp. Class A                                   58,483                  688,345                   0.0%
#    Scripps Networks Interactive, Inc. Class A                       14,900                1,150,876                   0.0%
#*   Sears Holdings Corp.                                             30,934                1,080,215                   0.0%
     SeaWorld Entertainment, Inc.                                     28,306                  544,607                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
#*   Select Comfort Corp.                                             50,881    $           1,307,133                   0.0%
     Service Corp. International                                     157,874                3,452,704                   0.1%
*    Shiloh Industries, Inc.                                          12,491                  212,847                   0.0%
     Shoe Carnival, Inc.                                              14,310                  263,304                   0.0%
*    Shutterfly, Inc.                                                 26,429                1,105,525                   0.0%
     Signet Jewelers, Ltd.                                            48,553                5,826,846                   0.1%
#    Sinclair Broadcast Group, Inc. Class A                           16,000                  464,800                   0.0%
     Six Flags Entertainment Corp.                                    41,784                1,683,895                   0.0%
*    Sizmek, Inc.                                                     21,039                  120,553                   0.0%
#*   Skechers U.S.A., Inc. Class A                                    27,202                1,489,310                   0.0%
#*   Skullcandy, Inc.                                                 13,504                  112,623                   0.0%
*    Skyline Corp.                                                     3,075                   11,255                   0.0%
#*   Smith & Wesson Holding Corp.                                      1,842                   18,715                   0.0%
#    Sonic Automotive, Inc. Class A                                   33,294                  828,688                   0.0%
#*   Sonic Corp.                                                      33,893                  854,443                   0.0%
#    Sotheby's                                                        43,270                1,716,088                   0.0%
     Spartan Motors, Inc.                                             22,035                  125,379                   0.0%
#    Speedway Motorsports, Inc.                                       23,243                  454,866                   0.0%
     Stage Stores, Inc.                                               32,916                  555,293                   0.0%
#    Standard Motor Products, Inc.                                    19,476                  769,692                   0.0%
#*   Standard Pacific Corp.                                          156,082                1,155,007                   0.0%
*    Stanley Furniture Co., Inc.                                       4,426                   12,835                   0.0%
#    Staples, Inc.                                                   127,055                1,611,057                   0.0%
     Starbucks Corp.                                                  36,500                2,757,940                   0.1%
     Starwood Hotels & Resorts Worldwide, Inc.                        16,728                1,282,368                   0.0%
#*   Starz                                                            62,748                1,938,913                   0.1%
*    Starz Class B                                                       581                   17,927                   0.0%
#    Stein Mart, Inc.                                                 31,495                  421,403                   0.0%
*    Steiner Leisure, Ltd.                                             9,410                  396,914                   0.0%
#*   Steven Madden, Ltd.                                              58,611                1,837,455                   0.0%
*    Stoneridge, Inc.                                                 26,380                  342,676                   0.0%
     Strattec Security Corp.                                           1,897                  196,757                   0.0%
*    Strayer Education, Inc.                                           6,235                  456,340                   0.0%
#    Sturm Ruger & Co., Inc.                                          10,514                  438,224                   0.0%
#    Superior Industries International, Inc.                          17,116                  333,933                   0.0%
#    Superior Uniform Group, Inc.                                      4,706                  112,944                   0.0%
     Sypris Solutions, Inc.                                            8,523                   29,063                   0.0%
#*   Systemax, Inc.                                                   21,834                  334,060                   0.0%
     Tandy Leather Factory, Inc.                                       1,550                   14,322                   0.0%
     Target Corp.                                                    116,740                7,216,867                   0.2%
*    Taylor Morrison Home Corp. Class A                               14,154                  244,015                   0.0%
*    Tempur Sealy International, Inc.                                 16,702                  879,193                   0.0%
*    Tenneco, Inc.                                                    20,994                1,099,246                   0.0%
#*   Tesla Motors, Inc.                                                7,691                1,858,915                   0.0%
#    Texas Roadhouse, Inc.                                            63,815                1,842,339                   0.0%
#    Thor Industries, Inc.                                            38,579                2,040,443                   0.1%
#    Tiffany & Co.                                                    20,196                1,941,240                   0.1%
     Time Warner Cable, Inc.                                          88,298               12,998,349                   0.3%
     Time Warner, Inc.                                               218,287               17,347,268                   0.4%
*    Time, Inc.                                                       27,872                  629,628                   0.0%
     TJX Cos., Inc. (The)                                             56,625                3,585,495                   0.1%
*    Toll Brothers, Inc.                                              84,702                2,706,229                   0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Discretionary -- (Continued)
*    Tower International, Inc.                                        17,131    $             416,283                   0.0%
#    Town Sports International Holdings, Inc.                         10,634                   62,953                   0.0%
#    Tractor Supply Co.                                               49,600                3,631,712                   0.1%
     Trans World Entertainment Corp.                                     900                    2,970                   0.0%
*    TripAdvisor, Inc.                                                13,565                1,202,673                   0.0%
*    TRW Automotive Holdings Corp.                                    54,943                5,568,473                   0.1%
#*   Tuesday Morning Corp.                                            18,100                  369,059                   0.0%
#*   Tumi Holdings, Inc.                                              22,584                  469,070                   0.0%
     Tupperware Brands Corp.                                          11,780                  750,975                   0.0%
     Twenty-First Century Fox, Inc. Class A                          210,181                7,247,041                   0.2%
     Twenty-First Century Fox, Inc. Class B                           61,450                2,038,296                   0.1%
*    Ulta Salon Cosmetics & Fragrance, Inc.                           19,777                2,389,259                   0.1%
#*   Under Armour, Inc. Class A                                       25,200                1,652,616                   0.0%
*    Unifi, Inc.                                                      12,128                  339,220                   0.0%
*    Universal Electronics, Inc.                                      10,185                  579,425                   0.0%
     Universal Technical Institute, Inc.                              16,126                  192,061                   0.0%
#*   UQM Technologies, Inc.                                              101                      112                   0.0%
*    Urban Outfitters, Inc.                                           59,311                1,800,682                   0.0%
*    US Auto Parts Network, Inc.                                      16,002                   43,205                   0.0%
     Vail Resorts, Inc.                                               28,250                2,439,670                   0.1%
     Value Line, Inc.                                                  1,300                   20,735                   0.0%
#*   Valuevision Media, Inc. Class A                                  29,967                  169,613                   0.0%
     VF Corp.                                                         62,060                4,200,221                   0.1%
     Viacom, Inc. Class A                                              2,201                  160,805                   0.0%
     Viacom, Inc. Class B                                             50,371                3,660,964                   0.1%
*    Visteon Corp.                                                    37,287                3,501,249                   0.1%
#*   Vitamin Shoppe, Inc.                                             18,094                  849,151                   0.0%
#*   VOXX International Corp.                                         14,415                  122,960                   0.0%
     Walt Disney Co. (The)                                           365,590               33,407,614                   0.7%
#    Weight Watchers International, Inc.                              12,265                  319,503                   0.0%
     Wendy's Co. (The)                                               271,152                2,174,639                   0.1%
*    West Marine, Inc.                                                14,715                  144,796                   0.0%
#    Weyco Group, Inc.                                                 5,289                  164,752                   0.0%
     Whirlpool Corp.                                                  33,249                5,720,490                   0.1%
*    William Lyon Homes Class A                                        2,714                   64,213                   0.0%
     Williams-Sonoma, Inc.                                            39,182                2,548,005                   0.1%
#    Winmark Corp.                                                     2,565                  211,048                   0.0%
#*   Winnebago Industries, Inc.                                       27,214                  577,209                   0.0%
#    Wolverine World Wide, Inc.                                       50,426                1,368,562                   0.0%
#    World Wrestling Entertainment, Inc. Class A                      17,946                  221,633                   0.0%
     Wyndham Worldwide Corp.                                          81,926                6,363,192                   0.1%
#    Wynn Resorts, Ltd.                                                6,767                1,285,798                   0.0%
     Yum! Brands, Inc.                                                33,855                2,431,805                   0.1%
#*   Zagg, Inc.                                                       29,413                  197,655                   0.0%
#*   Zumiez, Inc.                                                     26,626                  888,776                   0.0%
                                                                                ---------------------    ------------------
Total Consumer Discretionary                                                              738,225,474                  14.6%
                                                                                ---------------------    ------------------
Consumer Staples -- (5.4%)
     Alico, Inc.                                                       4,131                  152,434                   0.0%
#*   Alliance One International, Inc.                                 47,411                   96,244                   0.0%
     Altria Group, Inc.                                              141,174                6,824,351                   0.1%
     Andersons, Inc. (The)                                            19,668                1,253,442                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Staples -- (Continued)
     Archer-Daniels-Midland Co.                                      123,254    $           5,792,938                   0.1%
#    Avon Products, Inc.                                              14,923                  155,199                   0.0%
#    B&G Foods, Inc.                                                  48,155                1,418,646                   0.0%
#*   Boston Beer Co., Inc. (The) Class A                               4,362                1,086,138                   0.0%
#*   Boulder Brands, Inc.                                             41,360                  367,277                   0.0%
*    Bridgford Foods Corp.                                             2,509                   21,063                   0.0%
     Brown-Forman Corp. Class A                                        5,843                  531,070                   0.0%
     Brown-Forman Corp. Class B                                        7,762                  719,305                   0.0%
     Bunge, Ltd.                                                      59,121                5,241,077                   0.1%
#    Cal-Maine Foods, Inc.                                            17,885                1,570,124                   0.0%
#    Calavo Growers, Inc.                                             12,456                  604,614                   0.0%
#    Campbell Soup Co.                                                47,390                2,093,216                   0.1%
     Casey's General Stores, Inc.                                     31,437                2,573,747                   0.1%
*    CCA Industries, Inc.                                              3,031                   10,305                   0.0%
*    Central Garden and Pet Co.                                       10,091                   80,526                   0.0%
#*   Central Garden and Pet Co. Class A                               28,381                  243,793                   0.0%
#*   Chefs' Warehouse, Inc. (The)                                        868                   15,511                   0.0%
*    Chiquita Brands International, Inc.                              30,377                  438,340                   0.0%
     Church & Dwight Co., Inc.                                        39,888                2,888,290                   0.1%
     Clorox Co. (The)                                                 20,053                1,995,273                   0.1%
     Coca-Cola Bottling Co. Consolidated                               5,472                  494,888                   0.0%
     Coca-Cola Co. (The)                                             322,507               13,506,593                   0.3%
     Coca-Cola Enterprises, Inc.                                     139,333                6,040,086                   0.1%
     Colgate-Palmolive Co.                                            76,902                5,143,206                   0.1%
#    ConAgra Foods, Inc.                                             122,978                4,224,294                   0.1%
*    Constellation Brands, Inc. Class A                               80,514                7,370,252                   0.2%
#*   Constellation Brands, Inc. Class B                                1,902                  173,729                   0.0%
     Costco Wholesale Corp.                                           41,646                5,554,327                   0.1%
#*   Craft Brew Alliance, Inc.                                         9,963                  138,286                   0.0%
#*   Crimson Wine Group, Ltd.                                          9,858                   89,708                   0.0%
     CVS Health Corp.                                                278,252               23,876,804                   0.5%
*    Darling International, Inc.                                      78,853                1,387,813                   0.0%
#    Dean Foods Co.                                                   63,561                  934,982                   0.0%
#*   Diamond Foods, Inc.                                              11,403                  343,800                   0.0%
     Dr Pepper Snapple Group, Inc.                                    96,332                6,670,991                   0.1%
     Energizer Holdings, Inc.                                         19,800                2,428,470                   0.1%
     Estee Lauder Cos., Inc. (The) Class A                            17,200                1,293,096                   0.0%
#*   Farmer Bros. Co.                                                 11,315                  329,945                   0.0%
     Flowers Foods, Inc.                                              76,636                1,456,084                   0.0%
     Fresh Del Monte Produce, Inc.                                    41,007                1,316,735                   0.0%
#*   Fresh Market, Inc. (The)                                          1,441                   52,899                   0.0%
     General Mills, Inc.                                              52,750                2,740,890                   0.1%
     Golden Enterprises, Inc.                                          1,623                    7,255                   0.0%
*    Hain Celestial Group, Inc. (The)                                 28,000                3,031,000                   0.1%
*    Harbinger Group, Inc.                                               907                   11,918                   0.0%
#    Herbalife, Ltd.                                                  14,046                  736,853                   0.0%
     Hershey Co. (The)                                                 6,900                  661,779                   0.0%
     Hormel Foods Corp.                                               49,862                2,688,060                   0.1%
     Ingles Markets, Inc. Class A                                     10,284                  276,640                   0.0%
#    Ingredion, Inc.                                                  46,804                3,615,609                   0.1%
     Inter Parfums, Inc.                                              21,049                  597,792                   0.0%
#*   Inventure Foods, Inc.                                             6,110                   80,896                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Staples -- (Continued)
     J&J Snack Foods Corp.                                            13,187    $           1,358,657                   0.0%
     JM Smucker Co. (The)                                             42,558                4,426,032                   0.1%
#    John B. Sanfilippo & Son, Inc.                                    4,172                  154,990                   0.0%
     Kellogg Co.                                                      20,141                1,288,218                   0.0%
     Keurig Green Mountain, Inc.                                      13,801                2,094,302                   0.1%
     Kimberly-Clark Corp.                                             30,133                3,443,298                   0.1%
     Kraft Foods Group, Inc.                                          91,956                5,181,721                   0.1%
     Kroger Co. (The)                                                 77,243                4,303,208                   0.1%
#    Lancaster Colony Corp.                                           19,955                1,825,683                   0.0%
#*   Lifeway Foods, Inc.                                               2,867                   47,449                   0.0%
     Limoneira Co.                                                     1,644                   42,185                   0.0%
     Lorillard, Inc.                                                  21,186                1,302,939                   0.0%
#    McCormick & Co., Inc.(579780107)                                  1,238                   87,031                   0.0%
#    McCormick & Co., Inc.(579780206)                                 10,400                  735,488                   0.0%
     Mead Johnson Nutrition Co.                                       19,400                1,926,614                   0.0%
#*   Medifast, Inc.                                                   14,981                  475,497                   0.0%
     MGP Ingredients, Inc.                                             9,650                  119,178                   0.0%
#    Molson Coors Brewing Co. Class A                                    266                   20,932                   0.0%
     Molson Coors Brewing Co. Class B                                 68,183                5,071,452                   0.1%
     Mondelez International, Inc. Class A                            271,871                9,586,171                   0.2%
*    Monster Beverage Corp.                                           27,273                2,751,300                   0.1%
#*   National Beverage Corp.                                          22,526                  565,853                   0.0%
*    Natural Alternatives International, Inc.                          2,465                   15,110                   0.0%
#    Nu Skin Enterprises, Inc. Class A                                24,814                1,310,924                   0.0%
*    Nutraceutical International Corp.                                 6,531                  146,817                   0.0%
#    Oil-Dri Corp. of America                                          3,793                  114,473                   0.0%
*    Omega Protein Corp.                                              17,471                  252,456                   0.0%
#    Orchids Paper Products Co.                                        3,703                  106,498                   0.0%
*    Pantry, Inc. (The)                                               20,173                  519,858                   0.0%
     PepsiCo, Inc.                                                   148,327               14,264,608                   0.3%
     Philip Morris International, Inc.                                94,404                8,402,900                   0.2%
#*   Pilgrim's Pride Corp.                                            77,033                2,188,508                   0.1%
     Pinnacle Foods, Inc.                                             17,175                  580,515                   0.0%
#*   Post Holdings, Inc.                                              26,808                1,005,300                   0.0%
#    Pricesmart, Inc.                                                 17,470                1,555,354                   0.0%
     Procter & Gamble Co. (The)                                      274,994               23,998,726                   0.5%
     Reliv International, Inc.                                         2,118                    2,563                   0.0%
#*   Revlon, Inc. Class A                                             20,954                  718,722                   0.0%
     Reynolds American, Inc.                                          39,700                2,497,527                   0.1%
*    Rite Aid Corp.                                                  267,434                1,404,028                   0.0%
     Rocky Mountain Chocolate Factory, Inc.                            4,490                   54,284                   0.0%
     Safeway, Inc.                                                    95,306                3,322,367                   0.1%
#    Sanderson Farms, Inc.                                            29,897                2,510,750                   0.1%
#*   Seaboard Corp.                                                      346                1,063,213                   0.0%
#*   Seneca Foods Corp. Class A                                        5,987                  160,931                   0.0%
*    Seneca Foods Corp. Class B                                          283                    8,554                   0.0%
#    Snyder's-Lance, Inc.                                             47,219                1,406,654                   0.0%
     SpartanNash Co.                                                  22,158                  496,561                   0.0%
     Spectrum Brands Holdings, Inc.                                   34,470                3,122,637                   0.1%
*    Sprouts Farmers Market, Inc.                                      6,317                  183,888                   0.0%
#*   SUPERVALU, Inc.                                                 135,882                1,172,662                   0.0%
     Sysco Corp.                                                      43,612                1,680,806                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Consumer Staples -- (Continued)
#    Tootsie Roll Industries, Inc.                                    25,629    $             759,900                   0.0%
#*   TreeHouse Foods, Inc.                                            26,948                2,295,161                   0.1%
     Tyson Foods, Inc. Class A                                       138,713                5,597,070                   0.1%
#*   United Natural Foods, Inc.                                       28,272                1,923,061                   0.0%
     United-Guardian, Inc.                                             1,431                   29,851                   0.0%
     Universal Corp.                                                  14,346                  638,397                   0.0%
#*   USANA Health Sciences, Inc.                                       9,882                1,126,350                   0.0%
#    Vector Group, Ltd.                                               36,013                  804,530                   0.0%
     Village Super Market, Inc. Class A                                4,498                  124,820                   0.0%
     Wal-Mart Stores, Inc.                                           278,096               21,210,382                   0.4%
     Walgreen Co.                                                    131,162                8,423,224                   0.2%
     WD-40 Co.                                                        11,814                  905,779                   0.0%
     Weis Markets, Inc.                                               17,134                  764,862                   0.0%
*    WhiteWave Foods Co. (The) Class A                                61,832                2,302,005                   0.1%
     Whole Foods Market, Inc.                                         43,218                1,699,764                   0.0%
                                                                                ---------------------    ------------------
Total Consumer Staples                                                                    303,130,151                   6.0%
                                                                                ---------------------    ------------------
Energy -- (9.6%)
     Adams Resources & Energy, Inc.                                    2,611                  109,793                   0.0%
#    Alon USA Energy, Inc.                                            43,196                  692,864                   0.0%
#*   Alpha Natural Resources, Inc.                                    32,803                   64,294                   0.0%
     Anadarko Petroleum Corp.                                        156,692               14,381,192                   0.3%
     Apache Corp.                                                     89,810                6,933,332                   0.1%
#*   Approach Resources, Inc.                                         10,412                  103,079                   0.0%
*    Athlon Energy, Inc.                                               2,231                  130,067                   0.0%
#*   Atwood Oceanics, Inc.                                            44,773                1,820,022                   0.0%
     Baker Hughes, Inc.                                               74,114                3,925,077                   0.1%
*    Barnwell Industries, Inc.                                         1,657                    4,242                   0.0%
*    Basic Energy Services, Inc.                                      29,515                  380,744                   0.0%
#*   Bill Barrett Corp.                                               14,783                  224,702                   0.0%
     Bolt Technology Corp.                                             4,747                  104,102                   0.0%
*    Bonanza Creek Energy, Inc.                                       39,135                1,770,467                   0.0%
#*   BPZ Resources, Inc.                                              56,352                   69,876                   0.0%
     Bristow Group, Inc.                                              24,557                1,814,762                   0.0%
#*   C&J Energy Services, Inc.                                        37,172                  717,791                   0.0%
     Cabot Oil & Gas Corp.                                           134,399                4,179,809                   0.1%
#*   Callon Petroleum Co.                                             26,144                  171,505                   0.0%
*    Cameron International Corp.                                      71,494                4,257,468                   0.1%
#    CARBO Ceramics, Inc.                                             13,710                  708,396                   0.0%
*    Carrizo Oil & Gas, Inc.                                          47,748                2,480,031                   0.1%
*    Cheniere Energy, Inc.                                            39,587                2,969,025                   0.1%
     Chesapeake Energy Corp.                                         315,693                7,002,071                   0.1%
     Chevron Corp.                                                   423,827               50,838,049                   1.0%
     Cimarex Energy Co.                                               38,704                4,399,484                   0.1%
#*   Clayton Williams Energy, Inc.                                    11,244                  934,826                   0.0%
#*   Clean Energy Fuels Corp.                                         20,700                  151,317                   0.0%
*    Cloud Peak Energy, Inc.                                          24,518                  293,480                   0.0%
#*   Cobalt International Energy, Inc.                                17,922                  209,867                   0.0%
#    Comstock Resources, Inc.                                         18,712                  221,550                   0.0%
*    Concho Resources, Inc.                                           39,593                4,316,825                   0.1%
     ConocoPhillips                                                  334,394               24,126,527                   0.5%
     CONSOL Energy, Inc.                                              49,258                1,812,694                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Energy -- (Continued)
*    Contango Oil & Gas Co.                                           11,115    $             406,476                   0.0%
#*   Continental Resources, Inc.                                       6,904                  389,178                   0.0%
#    CVR Energy, Inc.                                                 13,020                  632,512                   0.0%
     Dawson Geophysical Co.                                            4,693                   79,734                   0.0%
     Delek US Holdings, Inc.                                          53,388                1,809,319                   0.0%
#    Denbury Resources, Inc.                                         201,967                2,504,391                   0.1%
     Devon Energy Corp.                                               69,739                4,184,340                   0.1%
     DHT Holdings, Inc.                                                5,024                   33,460                   0.0%
#    Diamond Offshore Drilling, Inc.                                  74,959                2,826,704                   0.1%
*    Diamondback Energy, Inc.                                         17,839                1,220,901                   0.0%
*    Dresser-Rand Group, Inc.                                         34,300                2,802,310                   0.1%
*    Dril-Quip, Inc.                                                  20,370                1,832,282                   0.0%
#*   Emerald Oil, Inc.                                                23,221                   73,843                   0.0%
     Energen Corp.                                                    19,342                1,309,453                   0.0%
*    ENGlobal Corp.                                                   14,858                   19,464                   0.0%
     EnLink Midstream LLC                                             35,510                1,345,829                   0.0%
     EOG Resources, Inc.                                             200,013               19,011,236                   0.4%
     EQT Corp.                                                        15,391                1,447,370                   0.0%
*    Era Group, Inc.                                                  15,115                  353,540                   0.0%
*    Escalera Resources Co.                                              263                      297                   0.0%
     Evolution Petroleum Corp.                                        11,348                  107,352                   0.0%
#    Exterran Holdings, Inc.                                          44,829                1,763,125                   0.0%
     Exxon Mobil Corp.                                             1,180,695              114,185,013                   2.3%
*    FieldPoint Petroleum Corp.                                        3,800                   10,754                   0.0%
*    FMC Technologies, Inc.                                           27,818                1,558,921                   0.0%
#*   Forbes Energy Services, Ltd.                                        815                    2,347                   0.0%
#*   Forest Oil Corp.                                                  3,010                    2,438                   0.0%
*    Forum Energy Technologies, Inc.                                  25,171                  687,168                   0.0%
#    GasLog, Ltd.                                                     28,810                  599,824                   0.0%
*    Gastar Exploration, Inc.                                         65,052                  260,208                   0.0%
#*   Geospace Technologies Corp.                                       7,326                  225,568                   0.0%
#*   Goodrich Petroleum Corp.                                          5,238                   43,161                   0.0%
#    Green Plains, Inc.                                               20,658                  706,504                   0.0%
*    Gulf Coast Ultra Deep Royalty Trust                             101,362                  162,179                   0.0%
     Gulf Island Fabrication, Inc.                                     8,773                  185,461                   0.0%
#    Gulfmark Offshore, Inc. Class A                                  16,799                  506,658                   0.0%
*    Gulfport Energy Corp.                                            32,630                1,637,373                   0.0%
#*   Halcon Resources Corp.                                           30,767                   95,685                   0.0%
     Halliburton Co.                                                 112,980                6,229,717                   0.1%
*    Harvest Natural Resources, Inc.                                  22,617                   84,135                   0.0%
*    Helix Energy Solutions Group, Inc.                               91,889                2,447,923                   0.1%
     Helmerich & Payne, Inc.                                          47,022                4,082,450                   0.1%
#*   Hercules Offshore, Inc.                                          59,663                   98,444                   0.0%
     Hess Corp.                                                       67,481                5,723,064                   0.1%
     HollyFrontier Corp.                                             105,180                4,773,068                   0.1%
#*   Hornbeck Offshore Services, Inc.                                 19,815                  607,528                   0.0%
#*   ION Geophysical Corp.                                            89,320                  250,096                   0.0%
*    Key Energy Services, Inc.                                        42,054                  127,844                   0.0%
     Kinder Morgan, Inc.                                             244,225                9,451,507                   0.2%
*    Kodiak Oil & Gas Corp.                                          226,643                2,445,478                   0.1%
*    Kosmos Energy, Ltd.                                              88,179                  822,710                   0.0%
#*   Laredo Petroleum Holdings, Inc.                                  43,659                  827,775                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Energy -- (Continued)
#    LinnCo LLC                                                       52,412    $           1,256,316                   0.0%
#*   Magnum Hunter Resources Corp.                                    17,724                   82,239                   0.0%
     Marathon Oil Corp.                                              202,042                7,152,287                   0.2%
     Marathon Petroleum Corp.                                         86,553                7,867,668                   0.2%
#*   Matador Resources Co.                                            62,911                1,526,850                   0.0%
*    Matrix Service Co.                                               21,051                  527,538                   0.0%
*    Mitcham Industries, Inc.                                          6,247                   63,719                   0.0%
     Murphy Oil Corp.                                                 62,633                3,343,976                   0.1%
     Nabors Industries, Ltd.                                         156,516                2,793,811                   0.1%
     National Oilwell Varco, Inc.                                     88,107                6,400,092                   0.1%
*    Natural Gas Services Group, Inc.                                  9,446                  243,046                   0.0%
*    Newfield Exploration Co.                                         93,877                3,061,329                   0.1%
#*   Newpark Resources, Inc.                                          62,100                  709,803                   0.0%
#    Noble Corp. P.L.C.                                               98,601                2,062,733                   0.0%
     Noble Energy, Inc.                                               82,164                4,735,111                   0.1%
#*   Northern Oil and Gas, Inc.                                       30,330                  342,729                   0.0%
#*   Nuverra Environmental Solutions, Inc.                             7,871                   74,538                   0.0%
#*   Oasis Petroleum, Inc.                                            83,898                2,513,584                   0.1%
     Occidental Petroleum Corp.                                      233,538               20,768,534                   0.4%
#    Oceaneering International, Inc.                                  43,800                3,077,826                   0.1%
*    Oil States International, Inc.                                   42,259                2,524,553                   0.1%
     ONEOK, Inc.                                                      87,909                5,181,356                   0.1%
#*   Pacific Drilling SA                                               1,660                   12,085                   0.0%
#    Panhandle Oil and Gas, Inc. Class A                              19,348                  397,795                   0.0%
#*   Paragon Offshore P.L.C.                                          36,074                  175,680                   0.0%
*    Parker Drilling Co.                                              78,886                  350,254                   0.0%
     Patterson-UTI Energy, Inc.                                      100,324                2,310,462                   0.1%
#    PBF Energy, Inc. Class A                                         47,132                1,228,731                   0.0%
#*   PDC Energy, Inc.                                                 20,789                  908,895                   0.0%
#    Peabody Energy Corp.                                              2,766                   28,849                   0.0%
#*   Penn Virginia Corp.                                              41,259                  353,590                   0.0%
*    PetroQuest Energy, Inc.                                          57,505                  270,274                   0.0%
#*   PHI, Inc. Non-Voting                                              9,637                  431,159                   0.0%
*    PHI, Inc. Voting                                                    212                    9,012                   0.0%
     Phillips 66                                                     135,617               10,645,934                   0.2%
*    Pioneer Energy Services Corp.                                    39,527                  362,858                   0.0%
     Pioneer Natural Resources Co.                                    14,627                2,765,381                   0.1%
*    PostRock Energy Corp.                                               450                      324                   0.0%
     QEP Resources, Inc.                                             141,191                3,539,658                   0.1%
     Range Resources Corp.                                            37,207                2,544,959                   0.1%
#*   Renewable Energy Group, Inc.                                     25,557                  269,115                   0.0%
#*   REX American Resources Corp.                                      5,662                  411,967                   0.0%
#*   Rex Energy Corp.                                                 38,747                  303,776                   0.0%
#*   RigNet, Inc.                                                      7,949                  345,384                   0.0%
#*   Rosetta Resources, Inc.                                          56,723                2,157,176                   0.1%
     Rowan Cos. P.L.C. Class A                                        42,946                1,042,299                   0.0%
     RPC, Inc.                                                       108,670                1,782,188                   0.0%
#*   SandRidge Energy, Inc.                                          249,280                  972,192                   0.0%
     Schlumberger, Ltd.                                              159,494               15,735,678                   0.3%
#    Scorpio Tankers, Inc.                                           102,135                  891,639                   0.0%
#*   SEACOR Holdings, Inc.                                            15,224                1,255,219                   0.0%
     SemGroup Corp. Class A                                           29,805                2,287,534                   0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Energy -- (Continued)
*    Seventy Seven Energy, Inc.                                       22,865    $             298,846                   0.0%
#    Ship Finance International, Ltd.                                 57,055                  980,775                   0.0%
     SM Energy Co.                                                    59,776                3,365,389                   0.1%
*    Southwestern Energy Co.                                         185,604                6,033,986                   0.1%
     Spectra Energy Corp.                                             36,389                1,423,902                   0.0%
*    Steel Excel, Inc.                                                 7,165                  218,533                   0.0%
#*   Stone Energy Corp.                                               35,042                  858,529                   0.0%
     Superior Energy Services, Inc.                                   90,662                2,280,149                   0.1%
#*   Synergy Resources Corp.                                          51,880                  632,417                   0.0%
*    Synthesis Energy Systems, Inc.                                    9,454                    9,738                   0.0%
     Targa Resources Corp.                                            10,800                1,389,204                   0.0%
     Teekay Corp.                                                     50,607                2,958,485                   0.1%
#    Tesco Corp.                                                      31,927                  607,890                   0.0%
     Tesoro Corp.                                                     90,159                6,438,254                   0.1%
*    TETRA Technologies, Inc.                                         49,726                  473,889                   0.0%
#*   TGC Industries, Inc.                                             12,632                   39,664                   0.0%
#    Tidewater, Inc.                                                  27,503                1,014,036                   0.0%
#    Transocean, Ltd.                                                 86,308                2,574,568                   0.1%
#*   Triangle Petroleum Corp.                                         66,682                  516,786                   0.0%
#*   Ultra Petroleum Corp.                                            38,154                  869,911                   0.0%
*    Unit Corp.                                                       34,501                1,670,538                   0.0%
#*   Uranium Energy Corp.                                              8,045                    9,252                   0.0%
#*   Vaalco Energy, Inc.                                              46,565                  345,512                   0.0%
     Valero Energy Corp.                                             171,420                8,586,428                   0.2%
#    W&T Offshore, Inc.                                               32,786                  298,025                   0.0%
*    Warren Resources, Inc.                                           56,467                  195,376                   0.0%
*    Weatherford International P.L.C.                                339,927                5,581,601                   0.1%
     Western Refining, Inc.                                           84,317                3,844,012                   0.1%
*    Westmoreland Coal Co.                                            10,468                  382,815                   0.0%
*    Whiting Petroleum Corp.                                          55,278                3,385,225                   0.1%
*    Willbros Group, Inc.                                             48,481                  284,583                   0.0%
     Williams Cos., Inc. (The)                                        58,785                3,263,155                   0.1%
#    World Fuel Services Corp.                                        40,410                1,666,508                   0.0%
*    WPX Energy, Inc.                                                138,785                2,653,569                   0.1%
*    Yuma Energy, Inc.                                                 1,933                    6,572                   0.0%
*    Zion Oil & Gas, Inc.                                              4,888                    8,505                   0.0%
                                                                                ---------------------    ------------------
Total Energy                                                                              540,579,779                  10.7%
                                                                                ---------------------    ------------------
Financials -- (15.9%)
     1st Source Corp.                                                 18,394                  575,548                   0.0%
     1st United Bancorp, Inc.                                         14,998                  132,732                   0.0%
     Access National Corp.                                             2,539                   42,782                   0.0%
     ACE, Ltd.                                                        56,534                6,179,166                   0.1%
*    Affiliated Managers Group, Inc.                                   9,429                1,883,820                   0.0%
     Aflac, Inc.                                                      89,101                5,322,003                   0.1%
     Alexander & Baldwin, Inc.                                        36,321                1,453,930                   0.0%
*    Alleghany Corp.                                                   7,307                3,246,354                   0.1%
     Alliance Bancorp, Inc. of Pennsylvania                              600                    9,894                   0.0%
     Allied World Assurance Co. Holdings AG                           74,679                2,837,802                   0.1%
     Allstate Corp. (The)                                            109,667                7,111,905                   0.2%
#*   Altisource Asset Management Corp.                                   743                  401,220                   0.0%
#*   Altisource Portfolio Solutions SA                                 9,318                  695,682                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
#*         Ambac Financial Group, Inc.                                14,160    $             323,981                   0.0%
#          American Equity Investment Life Holding Co.                61,038                1,575,391                   0.0%
           American Express Co.                                       98,312                8,843,164                   0.2%
           American Financial Group, Inc.                             68,646                4,107,090                   0.1%
*          American Independence Corp.                                    75                      824                   0.0%
           American International Group, Inc.                        306,497               16,419,044                   0.3%
           American National Bankshares, Inc.                          3,215                   77,803                   0.0%
           American National Insurance Co.                            10,370                1,183,010                   0.0%
*          American River Bankshares                                   2,071                   19,674                   0.0%
(Degree)*  American Spectrum Realty, Inc.                                450                      756                   0.0%
           Ameriprise Financial, Inc.                                 61,274                7,730,941                   0.2%
           Ameris Bancorp                                             19,207                  476,334                   0.0%
           AMERISAFE, Inc.                                            13,224                  551,441                   0.0%
           AmeriServ Financial, Inc.                                   3,367                   10,606                   0.0%
#          Amtrust Financial Services, Inc.                           51,416                2,307,036                   0.1%
           Aon P.L.C.                                                 47,566                4,090,676                   0.1%
*          Arch Capital Group, Ltd.                                   57,133                3,217,731                   0.1%
           Argo Group International Holdings, Ltd.                    21,992                1,227,154                   0.0%
#          Arrow Financial Corp.                                       8,074                  221,147                   0.0%
           Arthur J Gallagher & Co.                                   38,758                1,848,757                   0.0%
           Aspen Insurance Holdings, Ltd.                             46,525                2,029,886                   0.1%
           Associated Banc-Corp                                      100,346                1,886,505                   0.0%
           Assurant, Inc.                                             51,999                3,547,372                   0.1%
           Assured Guaranty, Ltd.                                    130,351                3,008,501                   0.1%
*          Asta Funding, Inc.                                          7,725                   65,122                   0.0%
           Astoria Financial Corp.                                    61,481                  808,475                   0.0%
#*         Atlanticus Holdings Corp.                                  12,895                   18,053                   0.0%
           Auburn National Bancorporation, Inc.                          757                   17,767                   0.0%
*          AV Homes, Inc.                                              4,357                   65,311                   0.0%
           Axis Capital Holdings, Ltd.                                65,306                3,143,831                   0.1%
           Baldwin & Lyons, Inc. Class A                                 298                    7,307                   0.0%
           Baldwin & Lyons, Inc. Class B                               6,095                  164,077                   0.0%
           Banc of California, Inc.                                    7,068                   83,190                   0.0%
#          Bancfirst Corp.                                            10,899                  708,435                   0.0%
#*         Bancorp, Inc.                                              22,034                  208,442                   0.0%
#          BancorpSouth, Inc.                                         74,866                1,724,164                   0.0%
           Bank Mutual Corp.                                          31,301                  206,274                   0.0%
           Bank of America Corp.                                   1,929,912               33,117,290                   0.7%
           Bank of Commerce Holdings                                   4,204                   25,434                   0.0%
#          Bank of Hawaii Corp.                                       33,755                1,976,355                   0.1%
           Bank of Kentucky Financial Corp (The)                       1,629                   76,416                   0.0%
           Bank of New York Mellon Corp. (The)                       161,097                6,237,676                   0.1%
#          Bank of the Ozarks, Inc.                                   49,968                1,760,872                   0.0%
#          BankFinancial Corp.                                        11,704                  139,629                   0.0%
           BankUnited, Inc.                                           65,937                1,971,516                   0.1%
           Banner Corp.                                               21,141                  913,714                   0.0%
           Bar Harbor Bankshares                                       2,607                   75,864                   0.0%
           BB&T Corp.                                                130,008                4,924,703                   0.1%
           BBCN Bancorp, Inc.                                         62,886                  889,208                   0.0%
#*         BBX Capital Corp. Class A                                   3,756                   69,110                   0.0%
           BCB Bancorp, Inc.                                           2,691                   34,687                   0.0%
#*         Bear State Financial, Inc.                                     99                      888                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
*    Beneficial Mutual Bancorp, Inc.                                  51,109    $             686,394                   0.0%
*    Berkshire Hathaway, Inc. Class B                                115,079               16,129,473                   0.3%
     Berkshire Hills Bancorp, Inc.                                    17,928                  462,184                   0.0%
     BGC Partners, Inc. Class A                                      271,149                2,299,344                   0.1%
     BlackRock, Inc.                                                  23,004                7,846,894                   0.2%
#*   BofI Holding, Inc.                                               13,816                1,064,108                   0.0%
#    BOK Financial Corp.                                              37,587                2,576,965                   0.1%
     Boston Private Financial Holdings, Inc.                          59,787                  786,199                   0.0%
     Bridge Bancorp, Inc.                                              1,438                   37,762                   0.0%
*    Bridge Capital Holdings                                           1,976                   47,661                   0.0%
     Brookline Bancorp, Inc.                                          62,224                  596,728                   0.0%
     Brown & Brown, Inc.                                             103,387                3,293,910                   0.1%
#    Bryn Mawr Bank Corp.                                             10,006                  308,485                   0.0%
     C&F Financial Corp.                                                 353                   12,122                   0.0%
     Calamos Asset Management, Inc. Class A                           15,731                  215,515                   0.0%
     California First National Bancorp                                 1,859                   28,071                   0.0%
     Camden National Corp.                                             5,283                  216,128                   0.0%
     Cape Bancorp, Inc.                                                1,253                   11,164                   0.0%
*    Capital Bank Financial Corp. Class A                              1,380                   35,728                   0.0%
#    Capital City Bank Group, Inc.                                     9,251                  139,783                   0.0%
     Capital One Financial Corp.                                     121,877               10,087,759                   0.2%
     Capital Southwest Corp.                                           6,502                  238,363                   0.0%
#    Capitol Federal Financial, Inc.                                 110,373                1,413,878                   0.0%
#    Cardinal Financial Corp.                                         32,461                  623,251                   0.0%
*    Carolina Bank Holdings, Inc.                                        900                    8,514                   0.0%
#*   Cascade Bancorp                                                  15,277                   78,065                   0.0%
#    Cash America International, Inc.                                 21,879                1,075,353                   0.0%
     Cathay General Bancorp                                           64,896                1,713,903                   0.0%
     CBOE Holdings, Inc.                                              21,284                1,254,479                   0.0%
*    CBRE Group, Inc. Class A                                         37,078                1,186,496                   0.0%
#    Centerstate Banks, Inc.                                          24,913                  289,987                   0.0%
     Central Pacific Financial Corp.                                  18,062                  341,372                   0.0%
#    Century Bancorp, Inc. Class A                                     1,308                   49,678                   0.0%
     Charles Schwab Corp. (The)                                       80,456                2,306,674                   0.1%
     Chemical Financial Corp.                                         22,859                  680,741                   0.0%
     Chicopee Bancorp, Inc.                                            3,900                   58,071                   0.0%
     Chubb Corp. (The)                                                53,621                5,327,783                   0.1%
     Cincinnati Financial Corp.                                       70,627                3,564,545                   0.1%
     CIT Group, Inc.                                                  76,670                3,751,463                   0.1%
     Citigroup, Inc.                                                 672,133               35,979,279                   0.7%
     Citizens Community Bancorp, Inc.                                  1,100                    9,790                   0.0%
     Citizens Holding Co.                                                200                    3,750                   0.0%
#*   Citizens, Inc.                                                   28,479                  207,612                   0.0%
#    City Holding Co.                                                 11,662                  524,673                   0.0%
#    City National Corp.                                              37,071                2,917,858                   0.1%
     CKX Lands, Inc.                                                      39                      624                   0.0%
#    Clifton Bancorp, Inc.                                            19,920                  259,358                   0.0%
     CME Group, Inc.                                                  63,511                5,322,857                   0.1%
     CNA Financial Corp.                                              75,257                2,941,044                   0.1%
#    CNB Financial Corp.                                               5,633                  102,014                   0.0%
     CNO Financial Group, Inc.                                       150,916                2,736,107                   0.1%
     CoBiz Financial, Inc.                                            28,610                  343,892                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
     Codorus Valley Bancorp, Inc.                                        566    $              12,236                   0.0%
#    Cohen & Steers, Inc.                                              9,219                  395,126                   0.0%
*    Colonial Financial Services, Inc.                                   721                    9,366                   0.0%
*    Colony Bankcorp, Inc.                                               327                    2,289                   0.0%
     Columbia Banking System, Inc.                                    39,472                1,096,532                   0.0%
#    Comerica, Inc.                                                   78,865                3,765,015                   0.1%
#    Commerce Bancshares, Inc.                                        67,454                3,052,968                   0.1%
     Commercial National Financial Corp.                                 923                   19,614                   0.0%
#    Community Bank System, Inc.                                      31,116                1,187,075                   0.0%
*    Community Bankers Trust Corp.                                       700                    3,080                   0.0%
#    Community Trust Bancorp, Inc.                                    12,866                  462,533                   0.0%
     ConnectOne Bancorp, Inc.                                         12,425                  229,862                   0.0%
     Consolidated-Tomoka Land Co.                                      4,611                  240,648                   0.0%
*    Consumer Portfolio Services, Inc.                                12,843                   90,672                   0.0%
#*   Cowen Group, Inc. Class A                                        83,302                  336,540                   0.0%
     Crawford & Co. Class A                                           16,580                  146,236                   0.0%
#    Crawford & Co. Class B                                           16,901                  172,052                   0.0%
#*   Credit Acceptance Corp.                                          13,180                1,944,841                   0.1%
     Cullen/Frost Bankers, Inc.                                       42,390                3,425,536                   0.1%
#*   Customers Bancorp, Inc.                                           7,449                  142,276                   0.0%
#    CVB Financial Corp.                                              71,868                1,134,077                   0.0%
#    Diamond Hill Investment Group, Inc.                               1,238                  165,880                   0.0%
     Dime Community Bancshares, Inc.                                  34,794                  548,005                   0.0%
     Discover Financial Services                                     116,309                7,418,188                   0.2%
     Donegal Group, Inc. Class A                                      14,239                  225,261                   0.0%
     Donegal Group, Inc. Class B                                       1,947                   40,887                   0.0%
*    E*TRADE Financial Corp.                                         169,915                3,789,104                   0.1%
     East West Bancorp, Inc.                                          98,207                3,610,089                   0.1%
*    Eastern Virginia Bankshares, Inc.                                   889                    5,503                   0.0%
     Eaton Vance Corp.                                                21,566                  794,276                   0.0%
#*   eHealth, Inc.                                                    11,757                  293,337                   0.0%
     EMC Insurance Group, Inc.                                         7,870                  252,155                   0.0%
     Employers Holdings, Inc.                                         26,468                  539,683                   0.0%
#*   Encore Capital Group, Inc.                                       18,113                  824,323                   0.0%
     Endurance Specialty Holdings, Ltd.                               38,019                2,203,201                   0.1%
*    Enstar Group, Ltd.                                                9,740                1,442,202                   0.0%
#    Enterprise Bancorp, Inc.                                          3,460                   81,414                   0.0%
     Enterprise Financial Services Corp.                              11,546                  217,642                   0.0%
     Erie Indemnity Co. Class A                                       22,365                1,898,118                   0.0%
     ESB Financial Corp.                                               7,462                  139,241                   0.0%
     ESSA Bancorp, Inc.                                                9,762                  112,165                   0.0%
     Evans Bancorp, Inc.                                                 807                   18,759                   0.0%
#    EverBank Financial Corp.                                          2,606                   49,905                   0.0%
     Evercore Partners, Inc. Class A                                  24,774                1,282,550                   0.0%
     Everest Re Group, Ltd.                                           24,621                4,201,574                   0.1%
#*   Ezcorp, Inc. Class A                                             17,449                  196,825                   0.0%
#*   Farmers Capital Bank Corp.                                        1,450                   32,538                   0.0%
#    FBL Financial Group, Inc. Class A                                19,223                  953,076                   0.0%
     Federal Agricultural Mortgage Corp. Class A                         635                   15,557                   0.0%
     Federal Agricultural Mortgage Corp. Class C                       6,800                  226,440                   0.0%
#    Federated Investors, Inc. Class B                                32,399                1,013,117                   0.0%
     Federated National Holding Co.                                   12,792                  428,020                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
     Fidelity Southern Corp.                                           4,488    $              68,891                   0.0%
     Fifth Third Bancorp                                             350,750                7,011,492                   0.2%
     Financial Institutions, Inc.                                     10,300                  258,942                   0.0%
*    First Acceptance Corp.                                           16,289                   41,700                   0.0%
#    First American Financial Corp.                                   70,958                2,151,447                   0.1%
     First Bancorp, Inc.                                               3,162                   55,936                   0.0%
*    First BanCorp.(318672706)                                        40,737                  212,240                   0.0%
     First Bancorp.(318910106)                                        10,815                  195,968                   0.0%
     First Busey Corp.                                                58,051                  362,819                   0.0%
     First Business Financial Services, Inc.                           1,140                   53,500                   0.0%
#*   First Cash Financial Services, Inc.                              27,205                1,607,271                   0.0%
     First Citizens BancShares, Inc. Class A                           5,604                1,407,781                   0.0%
#    First Commonwealth Financial Corp.                               69,110                  646,178                   0.0%
     First Community Bancshares, Inc.                                 10,710                  175,323                   0.0%
     First Defiance Financial Corp.                                    5,122                  156,887                   0.0%
     First Financial Bancorp                                          45,351                  795,457                   0.0%
#    First Financial Bankshares, Inc.                                 42,226                1,341,942                   0.0%
     First Financial Corp.                                             9,463                  328,177                   0.0%
     First Financial Northwest, Inc.                                  11,880                  137,808                   0.0%
*    First Financial Service Corp.                                       100                      370                   0.0%
#    First Horizon National Corp.                                    175,264                2,253,895                   0.1%
     First Interstate Bancsystem, Inc.                                15,474                  454,007                   0.0%
#*   First Marblehead Corp. (The)                                      1,551                    3,831                   0.0%
     First Merchants Corp.                                            30,635                  693,883                   0.0%
     First Midwest Bancorp, Inc.                                      58,283                  978,572                   0.0%
*    First NBC Bank Holding Co.                                        2,511                   92,229                   0.0%
     First Niagara Financial Group, Inc.                             147,596                1,105,494                   0.0%
     First Republic Bank                                              25,330                1,290,057                   0.0%
     First South Bancorp, Inc.                                         4,040                   33,330                   0.0%
*    First United Corp.                                                1,100                    9,405                   0.0%
     FirstMerit Corp.                                                 88,940                1,632,049                   0.0%
*    Flagstar Bancorp, Inc.                                           23,065                  362,582                   0.0%
     Flushing Financial Corp.                                         31,272                  629,818                   0.0%
#    FNB Corp.                                                       124,060                1,586,727                   0.0%
     FNF Group                                                       140,300                4,186,552                   0.1%
*    FNFV Group                                                       46,761                  628,468                   0.0%
*    Forest City Enterprises, Inc. Class A                           120,075                2,508,367                   0.1%
*    Forest City Enterprises, Inc. Class B                             3,599                   75,381                   0.0%
*    Forestar Group, Inc.                                             31,081                  542,363                   0.0%
*    Fortegra Financial Corp.                                            203                    2,006                   0.0%
     Fox Chase Bancorp, Inc.                                          11,004                  180,246                   0.0%
#*   Franklin Financial Corp.                                          1,410                   29,272                   0.0%
     Franklin Resources, Inc.                                         41,760                2,322,274                   0.1%
     Fulton Financial Corp.                                          146,277                1,737,771                   0.0%
#    FXCM, Inc. Class A                                               23,053                  379,452                   0.0%
#    Gain Capital Holdings, Inc.                                      14,726                  126,055                   0.0%
#    GAMCO Investors, Inc. Class A                                     4,711                  389,223                   0.0%
*    Genworth Financial, Inc. Class A                                223,449                3,126,051                   0.1%
#    German American Bancorp, Inc.                                     7,989                  238,631                   0.0%
#    GFI Group, Inc.                                                  76,676                  421,718                   0.0%
     Glacier Bancorp, Inc.                                            48,092                1,379,759                   0.0%
#*   Global Indemnity P.L.C.                                          10,235                  296,610                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
     Goldman Sachs Group, Inc. (The)                                  78,303    $          14,876,787                   0.3%
     Great Southern Bancorp, Inc.                                      8,555                  325,176                   0.0%
#*   Green Dot Corp. Class A                                          28,207                  674,147                   0.0%
#    Greenhill & Co., Inc.                                             6,999                  314,955                   0.0%
*    Greenlight Capital Re, Ltd. Class A                              24,351                  790,190                   0.0%
     Griffin Land & Nurseries, Inc.                                    2,369                   61,949                   0.0%
     Guaranty Bancorp                                                  1,008                   15,896                   0.0%
#*   Hallmark Financial Services, Inc.                                11,884                  138,567                   0.0%
     Hampden Bancorp, Inc.                                             1,565                   26,918                   0.0%
     Hancock Holding Co.                                              56,222                1,978,452                   0.1%
     Hanmi Financial Corp.                                            22,950                  492,277                   0.0%
#    Hanover Insurance Group, Inc. (The)                              37,423                2,505,096                   0.1%
     Harleysville Savings Financial Corp.                              1,326                   22,343                   0.0%
     Hartford Financial Services Group, Inc. (The)                   207,987                8,232,125                   0.2%
#    Hawthorn Bancshares, Inc.                                           250                    3,440                   0.0%
     HCC Insurance Holdings, Inc.                                     70,243                3,665,982                   0.1%
#    HCI Group, Inc.                                                  12,456                  633,263                   0.0%
     Heartland Financial USA, Inc.                                    10,486                  278,928                   0.0%
     Heritage Commerce Corp.                                          14,694                  127,838                   0.0%
     Heritage Financial Corp.                                         18,969                  332,906                   0.0%
     Heritage Financial Group, Inc.                                      782                   16,571                   0.0%
     HF Financial Corp.                                                  761                   10,342                   0.0%
     HFF, Inc. Class A                                                22,452                  706,789                   0.0%
*    Hilltop Holdings, Inc.                                           64,592                1,422,962                   0.0%
     Hingham Institution for Savings                                     248                   20,515                   0.0%
*    HMN Financial, Inc.                                                 212                    2,748                   0.0%
*    Home Bancorp, Inc.                                                3,783                   86,215                   0.0%
#    Home BancShares, Inc.                                            39,235                1,252,381                   0.0%
#    HomeStreet, Inc.                                                    916                   15,957                   0.0%
*    HomeTrust Bancshares, Inc.                                        4,124                   63,716                   0.0%
     HopFed Bancorp, Inc.                                              1,664                   19,036                   0.0%
     Horace Mann Educators Corp.                                      25,065                  762,227                   0.0%
     Horizon Bancorp                                                   1,417                   36,445                   0.0%
*    Howard Hughes Corp. (The)                                        27,641                4,073,731                   0.1%
     Hudson City Bancorp, Inc.                                       285,251                2,752,672                   0.1%
#    Hudson Valley Holding Corp.                                      11,073                  251,800                   0.0%
     Huntington Bancshares, Inc.                                     359,754                3,565,162                   0.1%
     Iberiabank Corp.                                                 23,781                1,637,560                   0.0%
#*   Imperial Holdings, Inc.                                           1,539                    9,650                   0.0%
#    Independence Holding Co.                                          6,304                   89,202                   0.0%
#    Independent Bank Corp.                                           18,142                  740,194                   0.0%
#    Independent Bank Group, Inc.                                      2,082                   93,045                   0.0%
     Infinity Property & Casualty Corp.                                7,323                  534,652                   0.0%
#    Interactive Brokers Group, Inc. Class A                          60,483                1,561,671                   0.0%
     Intercontinental Exchange, Inc.                                  21,406                4,458,656                   0.1%
     International Bancshares Corp.                                   46,911                1,330,865                   0.0%
     Intervest Bancshares Corp. Class A                                8,831                   86,102                   0.0%
#*   INTL. FCStone, Inc.                                              14,695                  265,979                   0.0%
     Invesco, Ltd.                                                   155,333                6,286,326                   0.1%
*    Investment Technology Group, Inc.                                32,640                  585,235                   0.0%
#    Investors Bancorp, Inc.                                         231,672                2,490,474                   0.1%
     Investors Title Co.                                                 675                   50,591                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
#    Janus Capital Group, Inc.                                       126,443    $           1,895,381                   0.0%
     JMP Group, Inc.                                                  11,563                   84,410                   0.0%
     Jones Lang LaSalle, Inc.                                         26,326                3,559,538                   0.1%
     JPMorgan Chase & Co.                                            899,243               54,386,217                   1.1%
*    KCG Holdings, Inc. Class A                                       11,120                  118,539                   0.0%
#*   Kearny Financial Corp.                                           38,365                  546,318                   0.0%
     Kemper Corp.                                                     39,905                1,470,499                   0.0%
     Kennedy-Wilson Holdings, Inc.                                    47,012                1,273,555                   0.0%
     Kentucky First Federal Bancorp                                    1,549                   12,686                   0.0%
     KeyCorp                                                         362,394                4,783,601                   0.1%
#*   Ladenburg Thalmann Financial Services, Inc.                      53,779                  229,636                   0.0%
     Lake Shore Bancorp, Inc.                                            125                    1,731                   0.0%
     Lakeland Bancorp, Inc.                                           22,922                  251,913                   0.0%
     Lakeland Financial Corp.                                         13,079                  541,994                   0.0%
     Landmark Bancorp, Inc.                                            1,274                   30,449                   0.0%
     Legg Mason, Inc.                                                 88,384                4,595,968                   0.1%
     Leucadia National Corp.                                         149,602                3,557,536                   0.1%
#    Life Partners Holdings, Inc.                                      6,612                   12,100                   0.0%
     Lincoln National Corp.                                          105,037                5,751,826                   0.1%
     LNB Bancorp, Inc.                                                 5,305                   74,482                   0.0%
     Loews Corp.                                                      85,147                3,712,409                   0.1%
     Louisiana Bancorp, Inc.                                           2,000                   41,760                   0.0%
     LPL Financial Holdings, Inc.                                     49,132                2,033,573                   0.1%
#    M&T Bank Corp.                                                   59,029                7,212,163                   0.2%
     Macatawa Bank Corp.                                              15,666                   81,620                   0.0%
#    Maiden Holdings, Ltd.                                            60,532                  723,357                   0.0%
     MainSource Financial Group, Inc.                                 13,398                  243,710                   0.0%
     Manning & Napier, Inc.                                            6,391                  101,233                   0.0%
*    Markel Corp.                                                      7,299                5,042,806                   0.1%
#    MarketAxess Holdings, Inc.                                       18,326                1,184,776                   0.0%
     Marlin Business Services Corp.                                   10,315                  218,059                   0.0%
     Marsh & McLennan Cos., Inc.                                      50,167                2,727,580                   0.1%
#*   Maui Land & Pineapple Co., Inc.                                   1,700                   10,387                   0.0%
#    MB Financial, Inc.                                               54,038                1,704,899                   0.0%
*    MBIA, Inc.                                                      166,900                1,628,944                   0.0%
*    MBT Financial Corp.                                               2,175                   10,114                   0.0%
     McGraw Hill Financial, Inc.                                      15,466                1,399,364                   0.0%
#    Meadowbrook Insurance Group, Inc.                                38,664                  246,290                   0.0%
#    Medallion Financial Corp.                                         5,944                   68,653                   0.0%
#    Mercantile Bank Corp.                                             6,609                  130,396                   0.0%
     Merchants Bancshares, Inc.                                        2,632                   78,407                   0.0%
     Mercury General Corp.                                            38,157                2,026,900                   0.1%
#*   Meridian Bancorp, Inc.                                           31,006                  351,608                   0.0%
     Meta Financial Group, Inc.                                          496                   18,605                   0.0%
     MetLife, Inc.                                                   165,434                8,973,140                   0.2%
*    Metro Bancorp, Inc.                                               9,396                  235,276                   0.0%
#*   MGIC Investment Corp.                                           111,894                  998,094                   0.0%
     MicroFinancial, Inc.                                              1,885                   15,815                   0.0%
#    MidSouth Bancorp, Inc.                                            4,898                   92,768                   0.0%
#    MidWestOne Financial Group, Inc.                                  2,909                   77,612                   0.0%
     Montpelier Re Holdings, Ltd.                                     40,003                1,325,699                   0.0%
     Moody's Corp.                                                    29,086                2,886,204                   0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
     Morgan Stanley                                                  254,510    $           8,895,124                   0.2%
*    MSB Financial Corp.                                                 687                    6,210                   0.0%
     MSCI, Inc.                                                       60,460                2,821,064                   0.1%
     MutualFirst Financial, Inc.                                       1,660                   36,105                   0.0%
     NASDAQ OMX Group, Inc. (The)                                     75,383                3,261,069                   0.1%
     National Bank Holdings Corp. Class A                                750                   14,692                   0.0%
#    National Interstate Corp.                                        10,976                  312,157                   0.0%
     National Penn Bancshares, Inc.                                   82,502                  848,951                   0.0%
     National Western Life Insurance Co. Class A                         577                  156,367                   0.0%
#*   Nationstar Mortgage Holdings, Inc.                                6,015                  211,247                   0.0%
     Navient Corp.                                                   145,842                2,884,755                   0.1%
*    Navigators Group, Inc. (The)                                     12,200                  830,698                   0.0%
#    NBT Bancorp, Inc.                                                31,253                  802,577                   0.0%
     Nelnet, Inc. Class A                                             26,744                1,272,747                   0.0%
     New Hampshire Thrift Bancshares, Inc.                             2,140                   33,855                   0.0%
#    New York Community Bancorp, Inc.                                112,158                1,788,920                   0.0%
*    NewBridge Bancorp                                                 8,517                   75,716                   0.0%
#*   NewStar Financial, Inc.                                          30,792                  421,235                   0.0%
     Nicholas Financial, Inc.                                             95                    1,160                   0.0%
     Northeast Community Bancorp, Inc.                                 5,046                   35,322                   0.0%
     Northern Trust Corp.                                             63,758                4,227,155                   0.1%
#    Northfield Bancorp, Inc.                                         56,741                  807,992                   0.0%
     Northrim BanCorp, Inc.                                            2,908                   84,041                   0.0%
#    Northwest Bancshares, Inc.                                       74,661                  957,901                   0.0%
     Norwood Financial Corp.                                              71                    2,057                   0.0%
#    Ocean Shore Holding Co.                                           3,233                   46,555                   0.0%
     OceanFirst Financial Corp.                                       11,544                  191,284                   0.0%
#*   Ocwen Financial Corp.                                            70,820                1,668,519                   0.0%
     OFG Bancorp                                                      39,825                  620,075                   0.0%
     Ohio Valley Banc Corp.                                            1,078                   25,732                   0.0%
     Old Line Bancshares, Inc.                                            98                    1,566                   0.0%
     Old National Bancorp                                             82,245                1,196,665                   0.0%
     Old Republic International Corp.                                177,794                2,626,017                   0.1%
*    Old Second Bancorp, Inc.                                          3,572                   17,146                   0.0%
     OmniAmerican Bancorp, Inc.                                        7,163                  193,688                   0.0%
#    OneBeacon Insurance Group, Ltd. Class A                          18,321                  291,854                   0.0%
     Oppenheimer Holdings, Inc. Class A                                6,504                  159,673                   0.0%
     Oritani Financial Corp.                                          45,242                  668,224                   0.0%
     Pacific Continental Corp.                                         8,942                  128,944                   0.0%
*    Pacific Mercantile Bancorp                                        4,434                   31,215                   0.0%
*    Pacific Premier Bancorp, Inc.                                     1,300                   21,047                   0.0%
     PacWest Bancorp                                                  83,360                3,556,138                   0.1%
#    Park National Corp.                                               9,540                  804,890                   0.0%
     Park Sterling Corp.                                              11,737                   89,905                   0.0%
     PartnerRe, Ltd.                                                  37,587                4,348,440                   0.1%
     Peapack Gladstone Financial Corp.                                 3,780                   68,985                   0.0%
#    Penns Woods Bancorp, Inc.                                         2,417                  117,297                   0.0%
*    PennyMac Financial Services, Inc. Class A                           928                   15,460                   0.0%
#    People's United Financial, Inc.                                 165,379                2,417,841                   0.1%
     Peoples Bancorp of North Carolina, Inc.                             126                    2,205                   0.0%
     Peoples Bancorp, Inc.                                             7,133                  175,828                   0.0%
#*   PHH Corp.                                                        35,479                  840,497                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
#*   Phoenix Cos., Inc. (The)                                          3,177    $             188,587                   0.0%
#*   PICO Holdings, Inc.                                              18,025                  398,352                   0.0%
#    Pinnacle Financial Partners, Inc.                                24,158                  946,994                   0.0%
*    Piper Jaffray Cos.                                               10,445                  589,725                   0.0%
     Platinum Underwriters Holdings, Ltd.                             22,758                1,425,334                   0.0%
     PNC Financial Services Group, Inc. (The)                         90,112                7,784,776                   0.2%
*    Popular, Inc.                                                    63,178                2,014,115                   0.1%
*    Porter Bancorp, Inc.                                              3,191                    2,238                   0.0%
     PRA Group, Inc.                                                  37,832                2,392,874                   0.1%
     Preferred Bank                                                    1,871                   49,731                   0.0%
     Premier Financial Bancorp, Inc.                                   1,908                   27,800                   0.0%
     Primerica, Inc.                                                  45,195                2,311,724                   0.1%
     Principal Financial Group, Inc.                                 133,424                6,987,415                   0.1%
     PrivateBancorp, Inc.                                             51,530                1,665,450                   0.0%
     ProAssurance Corp.                                               42,454                1,985,998                   0.1%
     Progressive Corp. (The)                                         191,374                5,054,187                   0.1%
#    Prosperity Bancshares, Inc.                                      40,273                2,432,086                   0.1%
     Protective Life Corp.                                            54,487                3,796,654                   0.1%
     Provident Financial Holdings, Inc.                                5,500                   80,190                   0.0%
     Provident Financial Services, Inc.                               47,875                  872,761                   0.0%
#    Prudential Bancorp, Inc.                                          1,572                   19,068                   0.0%
     Prudential Financial, Inc.                                       78,816                6,978,369                   0.1%
     Pulaski Financial Corp.                                           4,605                   55,122                   0.0%
#    Pzena Investment Management, Inc. Class A                         4,710                   47,335                   0.0%
*    QC Holdings, Inc.                                                 6,412                   10,900                   0.0%
     QCR Holdings, Inc.                                                  797                   14,147                   0.0%
#    Radian Group, Inc.                                               80,134                1,350,258                   0.0%
     Raymond James Financial, Inc.                                    55,106                3,093,100                   0.1%
#    RCS Capital Corp. Class A                                        17,943                  294,445                   0.0%
*    Realogy Holdings Corp.                                           42,553                1,745,099                   0.0%
#*   Regional Management Corp.                                         1,031                   12,021                   0.0%
     Regions Financial Corp.                                         562,877                5,589,369                   0.1%
     Reinsurance Group of America, Inc.                               49,681                4,185,624                   0.1%
#    RenaissanceRe Holdings, Ltd.                                     32,375                3,345,309                   0.1%
     Renasant Corp.                                                   21,917                  660,798                   0.0%
     Republic Bancorp, Inc. Class A                                   11,604                  281,397                   0.0%
#*   Republic First Bancorp, Inc.                                      8,744                   34,714                   0.0%
     Resource America, Inc. Class A                                   14,603                  139,313                   0.0%
*    Riverview Bancorp, Inc.                                           5,533                   22,519                   0.0%
#    RLI Corp.                                                        29,838                1,479,666                   0.0%
*    Royal Bancshares of Pennsylvania, Inc. Class A                    4,578                    8,561                   0.0%
#    S&T Bancorp, Inc.                                                25,331                  698,882                   0.0%
#*   Safeguard Scientifics, Inc.                                      21,148                  421,903                   0.0%
     Safety Insurance Group, Inc.                                     24,656                1,538,041                   0.0%
     Salisbury Bancorp, Inc.                                             300                    8,235                   0.0%
     Sandy Spring Bancorp, Inc.                                       18,419                  475,210                   0.0%
     SB Financial Group, Inc.                                            600                    5,484                   0.0%
#*   Seacoast Banking Corp. of Florida                                 9,196                  117,341                   0.0%
     SEI Investments Co.                                              33,229                1,284,633                   0.0%
     Selective Insurance Group, Inc.                                  39,738                1,026,035                   0.0%
#*   Shore Bancshares, Inc.                                            1,418                   13,017                   0.0%
     SI Financial Group, Inc.                                          4,396                   48,532                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
         Sierra Bancorp                                                6,986    $             119,880                   0.0%
*        Signature Bank                                               28,608                3,465,287                   0.1%
#        Simmons First National Corp. Class A                         16,846                  707,364                   0.0%
         Simplicity Bancorp, Inc.                                      4,666                   77,316                   0.0%
         SLM Corp.                                                   337,830                3,226,276                   0.1%
         South State Corp.                                            17,897                1,079,368                   0.0%
*        Southcoast Financial Corp.                                    1,309                    9,084                   0.0%
(Degree) Southern Community Financial Corp.                            4,210                    3,897                   0.0%
*        Southern First Bancshares, Inc.                                  18                      262                   0.0%
         Southern Missouri Bancorp, Inc.                                  65                    2,403                   0.0%
#        Southern National Bancorp of Virginia, Inc.                     417                    4,829                   0.0%
#        Southside Bancshares, Inc.                                   12,876                  432,376                   0.0%
         Southwest Bancorp, Inc.                                      18,694                  337,053                   0.0%
#*       St Joe Co. (The)                                             51,029                  977,205                   0.0%
         StanCorp Financial Group, Inc.                               32,911                2,289,289                   0.1%
         State Auto Financial Corp.                                   23,350                  488,715                   0.0%
         State Street Corp.                                           81,901                6,180,249                   0.1%
         Sterling Bancorp                                             54,630                  768,098                   0.0%
         Stewart Information Services Corp.                           19,695                  695,627                   0.0%
*        Stifel Financial Corp.                                       39,479                1,875,647                   0.0%
         Stock Yards Bancorp, Inc.                                    10,365                  344,947                   0.0%
*        Stratus Properties, Inc.                                        271                    3,745                   0.0%
         Suffolk Bancorp                                               6,095                  139,941                   0.0%
         Summit State Bank                                               361                    4,653                   0.0%
#*       Sun Bancorp, Inc.                                             5,405                  109,181                   0.0%
         SunTrust Banks, Inc.                                         88,716                3,472,344                   0.1%
         Susquehanna Bancshares, Inc.                                138,739                1,361,030                   0.0%
*        SVB Financial Group                                          39,207                4,390,792                   0.1%
*        SWS Group, Inc.                                              14,900                  110,111                   0.0%
         Symetra Financial Corp.                                      83,874                1,987,814                   0.1%
         Synovus Financial Corp.                                      89,519                2,270,202                   0.1%
         T Rowe Price Group, Inc.                                     14,474                1,188,171                   0.0%
         TCF Financial Corp.                                         130,583                2,017,507                   0.1%
#        TD Ameritrade Holding Corp.                                 153,891                5,192,282                   0.1%
#*       Tejon Ranch Co.                                              11,725                  353,860                   0.0%
         Territorial Bancorp, Inc.                                     7,203                  154,720                   0.0%
#        Teton Advisors, Inc. Class A                                     29                    1,479                   0.0%
#*       Texas Capital Bancshares, Inc.                               28,176                1,722,962                   0.0%
         TFS Financial Corp.                                         140,255                2,095,410                   0.1%
         Timberland Bancorp, Inc.                                        899                    9,493                   0.0%
#        Tompkins Financial Corp.                                     11,637                  584,177                   0.0%
         Torchmark Corp.                                              46,106                2,441,774                   0.1%
#        Towne Bank                                                   18,870                  286,069                   0.0%
#*       Transcontinental Realty Investors, Inc.                         860                    9,890                   0.0%
         Travelers Cos., Inc. (The)                                  112,519               11,341,915                   0.2%
#*       Tree.com, Inc.                                                7,617                  281,753                   0.0%
         Trico Bancshares                                             15,899                  418,144                   0.0%
*        Trinity Place Holdings, Inc.                                    699                    4,026                   0.0%
*        TriState Capital Holdings, Inc.                                 700                    6,825                   0.0%
         TrustCo Bank Corp.                                           65,619                  479,019                   0.0%
         Trustmark Corp.                                              50,678                1,232,996                   0.0%
         U.S. Bancorp                                                381,670               16,259,142                   0.3%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Financials -- (Continued)
#    UMB Financial Corp.                                              29,481    $           1,756,478                   0.0%
     Umpqua Holdings Corp.                                            77,381                1,361,906                   0.0%
     Union Bankshares Corp.                                           34,312                  771,334                   0.0%
     Union Bankshares, Inc.                                              337                    8,253                   0.0%
     United Bancshares, Inc.                                             606                    8,981                   0.0%
#    United Bankshares, Inc.                                          49,340                1,691,375                   0.0%
     United Community Banks, Inc.                                     37,070                  668,372                   0.0%
     United Community Financial Corp.                                 10,036                   51,384                   0.0%
     United Financial Bancorp, Inc.                                   40,651                  570,334                   0.0%
     United Fire Group, Inc.                                          16,201                  526,208                   0.0%
*    United Security Bancshares                                        2,018                   11,402                   0.0%
     Unity Bancorp, Inc.                                               2,462                   22,552                   0.0%
     Universal Insurance Holdings, Inc.                               55,727                  975,222                   0.0%
     Univest Corp. of Pennsylvania                                    11,265                  231,158                   0.0%
     Unum Group                                                      118,197                3,954,872                   0.1%
     Validus Holdings, Ltd.                                           69,026                2,745,854                   0.1%
#    Valley National Bancorp                                         123,258                1,230,115                   0.0%
     ViewPoint Financial Group, Inc.                                  34,190                  932,361                   0.0%
     Virtus Investment Partners, Inc.                                  5,678                1,017,554                   0.0%
     Voya Financial, Inc.                                             41,385                1,624,361                   0.0%
     Waddell & Reed Financial, Inc. Class A                           23,837                1,137,978                   0.0%
*    Walker & Dunlop, Inc.                                             7,837                  126,254                   0.0%
     Washington Federal, Inc.                                         78,478                1,713,175                   0.0%
#    Washington Trust Bancorp, Inc.                                   11,229                  430,857                   0.0%
     Waterstone Financial, Inc.                                       16,800                  205,632                   0.0%
     Wayne Savings Bancshares, Inc.                                      243                    3,123                   0.0%
     Webster Financial Corp.                                          73,199                2,294,057                   0.1%
     Wells Fargo & Co.                                             1,199,886               63,701,948                   1.3%
#    WesBanco, Inc.                                                   20,980                  722,971                   0.0%
#    West Bancorporation, Inc.                                         9,721                  161,174                   0.0%
#    Westamerica Bancorporation                                       15,469                  763,240                   0.0%
*    Western Alliance Bancorp                                         71,984                1,916,214                   0.0%
     Westfield Financial, Inc.                                        18,225                  128,851                   0.0%
#    Westwood Holdings Group, Inc.                                     5,619                  379,282                   0.0%
     Willis Group Holdings P.L.C.                                     51,453                2,085,390                   0.1%
#    Wilshire Bancorp, Inc.                                           68,206                  675,239                   0.0%
     Wintrust Financial Corp.                                         35,868                1,661,406                   0.0%
#*   WisdomTree Investments, Inc.                                     64,470                  950,932                   0.0%
#*   World Acceptance Corp.                                            8,220                  589,045                   0.0%
#    WR Berkley Corp.                                                 60,320                3,108,893                   0.1%
     WSFS Financial Corp.                                              3,946                  310,353                   0.0%
     WVS Financial Corp.                                                 757                    8,270                   0.0%
     XL Group P.L.C.                                                 128,791                4,363,439                   0.1%
*    Yadkin Financial Corp.                                            5,210                  101,126                   0.0%
     Zions Bancorporation                                            103,794                3,006,912                   0.1%
                                                                                ---------------------    ------------------
Total Financials                                                                          894,225,126                  17.7%
                                                                                ---------------------    ------------------
Health Care -- (9.7%)
#    Abaxis, Inc.                                                      8,090                  426,019                   0.0%
     Abbott Laboratories                                             171,651                7,482,267                   0.2%
     AbbVie, Inc.                                                    109,207                6,930,276                   0.1%
#*   Acadia Healthcare Co., Inc.                                      24,515                1,521,156                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Health Care -- (Continued)
#*   Accretive Health, Inc.                                            4,574    $              32,933                   0.0%
#*   Accuray, Inc.                                                    35,077                  222,037                   0.0%
#*   Acorda Therapeutics, Inc.                                        15,136                  527,036                   0.0%
*    Actavis P.L.C.                                                   45,464               11,035,931                   0.2%
#*   Adcare Health Systems, Inc.                                       2,885                   12,463                   0.0%
*    Addus HomeCare Corp.                                              6,460                  128,360                   0.0%
     Aetna, Inc.                                                     103,394                8,531,039                   0.2%
#*   Affymetrix, Inc.                                                 51,400                  463,114                   0.0%
     Agilent Technologies, Inc.                                       40,144                2,219,160                   0.1%
#*   Air Methods Corp.                                                40,181                1,897,749                   0.0%
#*   Akorn, Inc.                                                      49,636                2,211,284                   0.1%
#*   Albany Molecular Research, Inc.                                  19,802                  460,595                   0.0%
*    Alere, Inc.                                                      56,574                2,261,263                   0.1%
*    Alexion Pharmaceuticals, Inc.                                    12,000                2,296,320                   0.1%
#*   Align Technology, Inc.                                           36,980                1,945,888                   0.0%
#*   Alkermes P.L.C.                                                  16,011                  809,356                   0.0%
     Allergan, Inc.                                                   15,701                2,984,132                   0.1%
#*   Alliance HealthCare Services, Inc.                                5,641                  136,117                   0.0%
*    Allied Healthcare Products, Inc.                                    500                      940                   0.0%
*    Allscripts Healthcare Solutions, Inc.                            89,575                1,228,969                   0.0%
*    Almost Family, Inc.                                               4,670                  137,485                   0.0%
#*   Alnylam Pharmaceuticals, Inc.                                    15,940                1,478,276                   0.0%
#*   Alphatec Holdings, Inc.                                          36,305                   55,184                   0.0%
#*   AMAG Pharmaceuticals, Inc.                                        7,668                  253,121                   0.0%
#*   Amedisys, Inc.                                                   23,177                  604,920                   0.0%
     AmerisourceBergen Corp.                                          46,200                3,945,942                   0.1%
     Amgen, Inc.                                                      85,813               13,917,152                   0.3%
*    AMN Healthcare Services, Inc.                                    46,014                  789,140                   0.0%
*    Amsurg Corp.                                                     22,300                1,204,423                   0.0%
#    Analogic Corp.                                                    7,841                  571,923                   0.0%
#*   AngioDynamics, Inc.                                              22,045                  374,765                   0.0%
*    Anika Therapeutics, Inc.                                         15,604                  626,345                   0.0%
#*   athenahealth, Inc.                                                2,911                  356,598                   0.0%
*    AtriCure, Inc.                                                    1,547                   26,980                   0.0%
#    Atrion Corp.                                                      1,410                  465,314                   0.0%
#*   Auxilium Pharmaceuticals, Inc.                                   35,141                1,130,486                   0.0%
     Baxter International, Inc.                                       48,294                3,387,341                   0.1%
     Becton Dickinson and Co.                                         12,012                1,545,944                   0.0%
*    Bio-Rad Laboratories, Inc. Class A                               14,185                1,600,352                   0.0%
*    Bio-Rad Laboratories, Inc. Class B                                  630                   68,018                   0.0%
#*   Bio-Reference Laboratories, Inc.                                 15,232                  457,569                   0.0%
     Bio-Techne Corp.                                                  4,502                  409,907                   0.0%
*    Biogen Idec, Inc.                                                16,395                5,264,107                   0.1%
*    BioMarin Pharmaceutical, Inc.                                    15,781                1,301,932                   0.0%
#*   BioScrip, Inc.                                                   42,088                  271,888                   0.0%
*    Biospecifics Technologies Corp.                                   2,154                   86,418                   0.0%
*    BioTelemetry, Inc.                                               16,060                  134,743                   0.0%
*    Boston Scientific Corp.                                         506,267                6,723,226                   0.1%
#*   Bovie Medical Corp.                                               6,717                   26,465                   0.0%
     Bristol-Myers Squibb Co.                                         95,632                5,564,826                   0.1%
*    Brookdale Senior Living, Inc.                                   100,797                3,397,867                   0.1%
*    Bruker Corp.                                                     20,164                  418,000                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Health Care -- (Continued)
*        Cambrex Corp.                                                27,234    $             574,093                   0.0%
         Cantel Medical Corp.                                         27,844                1,180,586                   0.0%
*        Capital Senior Living Corp.                                  22,940                  516,150                   0.0%
         Cardinal Health, Inc.                                        31,700                2,487,816                   0.1%
*        CareFusion Corp.                                             92,712                5,318,887                   0.1%
*        CAS Medical Systems, Inc.                                       415                      710                   0.0%
*        Celgene Corp.                                                53,962                5,778,791                   0.1%
*        Centene Corp.                                                30,879                2,861,557                   0.1%
*        Cerner Corp.                                                 28,400                1,798,856                   0.0%
*        Charles River Laboratories International, Inc.               46,235                2,920,203                   0.1%
#        Chemed Corp.                                                 13,161                1,360,321                   0.0%
         Cigna Corp.                                                  70,425                7,012,217                   0.1%
*        Community Health Systems, Inc.                               89,541                4,922,069                   0.1%
#        Computer Programs & Systems, Inc.                             6,702                  422,092                   0.0%
#        CONMED Corp.                                                 17,455                  732,935                   0.0%
(Degree) Contra Furiex Pharmaceuticals                                 5,764                   56,314                   0.0%
         Cooper Cos., Inc. (The)                                      30,523                5,002,720                   0.1%
*        Corvel Corp.                                                 13,298                  457,717                   0.0%
*        Covance, Inc.                                                30,379                2,427,282                   0.1%
         Covidien P.L.C.                                              44,304                4,095,462                   0.1%
         CR Bard, Inc.                                                 7,489                1,227,971                   0.0%
#*       Cross Country Healthcare, Inc.                               21,341                  206,367                   0.0%
         CryoLife, Inc.                                               17,137                  175,826                   0.0%
#*       Cubist Pharmaceuticals, Inc.                                 38,122                2,755,839                   0.1%
#*       Cumberland Pharmaceuticals, Inc.                             12,297                   60,255                   0.0%
*        Cutera, Inc.                                                  8,996                   94,458                   0.0%
#*       Cyberonics, Inc.                                              8,655                  454,388                   0.0%
*        Cynosure, Inc. Class A                                       14,888                  376,518                   0.0%
*        DaVita HealthCare Partners, Inc.                            123,398                9,633,682                   0.2%
         Daxor Corp.                                                   1,894                   12,150                   0.0%
#        DENTSPLY International, Inc.                                 35,485                1,801,573                   0.0%
#*       Depomed, Inc.                                                43,958                  676,953                   0.0%
#*       DexCom, Inc.                                                  3,613                  162,404                   0.0%
         Digirad Corp.                                                 8,621                   37,070                   0.0%
*        Durect Corp.                                                  2,398                    1,751                   0.0%
*        Edwards Lifesciences Corp.                                   10,600                1,281,752                   0.0%
         Eli Lilly & Co.                                              54,013                3,582,682                   0.1%
#*       Emergent Biosolutions, Inc.                                  26,611                  601,941                   0.0%
*        Endo International P.L.C.                                    27,413                1,834,478                   0.0%
         Ensign Group, Inc. (The)                                     22,458                  869,574                   0.0%
*        Enzo Biochem, Inc.                                           22,936                  119,726                   0.0%
*        EPIRUS Biopharmaceuticals, Inc.                                  20                       99                   0.0%
*        Exactech, Inc.                                                8,450                  179,985                   0.0%
#*       ExamWorks Group, Inc.                                        24,183                  937,817                   0.0%
*        Express Scripts Holding Co.                                 163,258               12,541,480                   0.3%
*        Five Star Quality Care, Inc.                                 22,430                   92,636                   0.0%
*        Gentiva Health Services, Inc.                                20,482                  403,495                   0.0%
*        Gilead Sciences, Inc.                                       109,368               12,249,216                   0.3%
*        Globus Medical, Inc. Class A                                 40,289                  893,207                   0.0%
*        Greatbatch, Inc.                                             14,728                  739,198                   0.0%
*        Haemonetics Corp.                                            34,528                1,302,396                   0.0%
#*       Hanger, Inc.                                                 22,861                  547,064                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Health Care -- (Continued)
*         Harvard Apparatus Regenerative
          Technology, Inc.                                             4,721    $              29,648                   0.0%
*         Harvard Bioscience, Inc.                                    18,886                   90,653                   0.0%
*         HCA Holdings, Inc.                                          15,818                1,108,051                   0.0%
*         Health Net, Inc.                                            56,130                2,666,736                   0.1%
          HealthSouth Corp.                                           27,915                1,125,812                   0.0%
*         HealthStream, Inc.                                          12,289                  380,467                   0.0%
#*        Healthways, Inc.                                            22,030                  341,465                   0.0%
*         Henry Schein, Inc.                                          27,023                3,243,571                   0.1%
          Hill-Rom Holdings, Inc.                                     54,704                2,433,234                   0.1%
#*        HMS Holdings Corp.                                          32,123                  746,217                   0.0%
*         Hologic, Inc.                                              104,110                2,726,641                   0.1%
*         Hospira, Inc.                                               48,274                2,592,314                   0.1%
          Humana, Inc.                                                63,837                8,863,767                   0.2%
*         Hyperion Therapeutics, Inc.                                  2,762                   67,117                   0.0%
*         ICU Medical, Inc.                                           10,064                  713,538                   0.0%
#*        Idera Pharmaceuticals, Inc.                                 12,551                   32,005                   0.0%
#*        IDEXX Laboratories, Inc.                                    13,107                1,856,869                   0.0%
*         Illumina, Inc.                                               8,304                1,599,184                   0.0%
*         Impax Laboratories, Inc.                                    48,223                1,397,020                   0.0%
*         Incyte Corp.                                                40,400                2,709,224                   0.1%
#*        Infinity Pharmaceuticals, Inc.                              11,550                  157,311                   0.0%
*         Insys Therapeutics, Inc.                                     1,441                   58,613                   0.0%
*         Integra LifeSciences Holdings Corp.                         19,640                1,003,800                   0.0%
*         Intuitive Surgical, Inc.                                     2,000                  991,600                   0.0%
#         Invacare Corp.                                              21,218                  333,335                   0.0%
*         IPC The Hospitalist Co., Inc.                               11,809                  491,963                   0.0%
*         Iridex Corp.                                                 1,074                    8,399                   0.0%
#*        Jazz Pharmaceuticals P.L.C.                                 10,459                1,765,898                   0.0%
          Johnson & Johnson                                          332,083               35,791,906                   0.7%
          Kewaunee Scientific Corp.                                      674                   11,728                   0.0%
          Kindred Healthcare, Inc.                                    45,871                  997,694                   0.0%
*         Laboratory Corp. of America Holdings                        40,433                4,418,923                   0.1%
#         Landauer, Inc.                                               2,642                   94,557                   0.0%
#*        Lannett Co., Inc.                                           16,948                  961,291                   0.0%
          LeMaitre Vascular, Inc.                                      9,392                   68,749                   0.0%
#*        LHC Group, Inc.                                             12,071                  293,929                   0.0%
*         LifePoint Hospitals, Inc.                                   32,623                2,283,610                   0.1%
#*        Ligand Pharmaceuticals, Inc. Class B                         8,358                  461,947                   0.0%
#*        Luminex Corp.                                               20,396                  387,524                   0.0%
*         Magellan Health Services, Inc.                              21,872                1,323,693                   0.0%
#*        Mallinckrodt P.L.C.                                         40,473                3,730,801                   0.1%
*         Masimo Corp.                                                28,459                  718,305                   0.0%
          McKesson Corp.                                              22,964                4,671,107                   0.1%
*         MedAssets, Inc.                                             44,267                  958,823                   0.0%
(Degree)* MedCath Corp.                                                9,997                       --                   0.0%
#*        Medicines Co. (The)                                         36,140                  915,065                   0.0%
#*        MediciNova, Inc.                                             4,504                   16,079                   0.0%
*         Medivation, Inc.                                             8,486                  896,970                   0.0%
#*        MEDNAX, Inc.                                                68,640                4,285,195                   0.1%
          Medtronic, Inc.                                             99,890                6,808,502                   0.1%
          Merck & Co., Inc.                                          572,640               33,178,762                   0.7%
*         Merge Healthcare, Inc.                                      20,708                   56,947                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Health Care -- (Continued)
#    Meridian Bioscience, Inc.                                        29,608    $             548,932                   0.0%
#*   Merit Medical Systems, Inc.                                      31,105                  471,241                   0.0%
*    Mettler-Toledo International, Inc.                                3,645                  942,123                   0.0%
*    Misonix, Inc.                                                       434                    5,798                   0.0%
#*   Molina Healthcare, Inc.                                          31,992                1,556,091                   0.0%
*    Momenta Pharmaceuticals, Inc.                                    13,135                  143,303                   0.0%
#*   MWI Veterinary Supply, Inc.                                       7,601                1,289,548                   0.0%
#*   Mylan, Inc.                                                      53,496                2,864,711                   0.1%
#*   Myriad Genetics, Inc.                                            57,031                2,252,154                   0.1%
     National Healthcare Corp.                                         8,490                  512,032                   0.0%
#*   National Research Corp. Class A                                   8,340                  132,523                   0.0%
#*   National Research Corp. Class B                                   1,390                   45,481                   0.0%
*    Natus Medical, Inc.                                              21,699                  737,766                   0.0%
*    Neogen Corp.                                                     14,314                  628,385                   0.0%
#*   NPS Pharmaceuticals, Inc.                                         7,300                  200,020                   0.0%
*    NuVasive, Inc.                                                   27,846                1,138,901                   0.0%
     Omnicare, Inc.                                                   61,105                4,068,982                   0.1%
*    Omnicell, Inc.                                                   24,365                  787,233                   0.0%
#*   Opko Health, Inc.                                                39,780                  332,163                   0.0%
#*   OraSure Technologies, Inc.                                       26,256                  234,991                   0.0%
*    Orthofix International NV                                        11,298                  331,596                   0.0%
     Owens & Minor, Inc.                                              45,809                1,526,356                   0.0%
#*   Pacific Biosciences of California, Inc.                          18,247                  119,700                   0.0%
#*   Pacira Pharmaceuticals, Inc.                                      2,309                  214,321                   0.0%
*    Pain Therapeutics, Inc.                                          29,712                   51,699                   0.0%
     Paratek Pharmaceuticals, Inc.                                       791                   12,852                   0.0%
#*   PAREXEL International Corp.                                      49,066                2,664,774                   0.1%
#    Patterson Cos., Inc.                                             58,491                2,521,547                   0.1%
*    PDI, Inc.                                                         3,407                    6,201                   0.0%
#    PDL BioPharma, Inc.                                              61,804                  527,188                   0.0%
     PerkinElmer, Inc.                                                79,819                3,465,741                   0.1%
#*   Pernix Therapeutics Holdings, Inc.                                2,817                   27,466                   0.0%
     Perrigo Co. P.L.C.                                               13,081                2,111,927                   0.1%
     Pfizer, Inc.                                                  1,225,094               36,691,565                   0.7%
#*   Pharmacyclics, Inc.                                               1,090                  142,430                   0.0%
*    PharMerica Corp.                                                 23,327                  669,252                   0.0%
#    Pozen, Inc.                                                      19,179                  173,954                   0.0%
#*   Prestige Brands Holdings, Inc.                                   37,083                1,313,480                   0.0%
#*   Progenics Pharmaceuticals, Inc.                                  40,462                  195,431                   0.0%
*    Providence Service Corp. (The)                                   15,936                  704,052                   0.0%
#*   pSivida Corp.                                                     8,193                   32,280                   0.0%
#    Quality Systems, Inc.                                            16,323                  246,641                   0.0%
#    Quest Diagnostics, Inc.                                          36,218                2,298,394                   0.1%
*    Quidel Corp.                                                     21,044                  600,806                   0.0%
*    RadNet, Inc.                                                     29,848                  277,586                   0.0%
*    Receptos, Inc.                                                    5,808                  601,999                   0.0%
*    Regeneron Pharmaceuticals, Inc.                                  10,600                4,173,432                   0.1%
#*   Repligen Corp.                                                   22,589                  569,695                   0.0%
#    ResMed, Inc.                                                     48,888                2,552,931                   0.1%
#*   Rigel Pharmaceuticals, Inc.                                      21,624                   42,816                   0.0%
*    RTI Surgical, Inc.                                               41,756                  212,538                   0.0%
#*   Sagent Pharmaceuticals, Inc.                                     14,196                  449,161                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Health Care -- (Continued)
#*   Salix Pharmaceuticals, Ltd.                                      18,332    $           2,637,058                   0.1%
#*   Sciclone Pharmaceuticals, Inc.                                   36,986                  282,573                   0.0%
#*   Seattle Genetics, Inc.                                           19,300                  707,731                   0.0%
     Select Medical Holdings Corp.                                    83,479                1,203,767                   0.0%
*    Sirona Dental Systems, Inc.                                      29,087                2,284,784                   0.1%
*    Skilled Healthcare Group, Inc. Class A                           15,517                  107,533                   0.0%
     Span-America Medical Systems, Inc.                                1,468                   27,672                   0.0%
*    Special Diversified Opportunities, Inc.                           5,707                    6,791                   0.0%
#*   Spectrum Pharmaceuticals, Inc.                                   36,097                  273,615                   0.0%
     St Jude Medical, Inc.                                            50,963                3,270,296                   0.1%
#*   Staar Surgical Co.                                               10,301                   98,581                   0.0%
#    STERIS Corp.                                                     36,289                2,242,660                   0.1%
     Stryker Corp.                                                    22,435                1,963,736                   0.0%
#*   Sucampo Pharmaceuticals, Inc. Class A                             8,765                   75,554                   0.0%
#*   SurModics, Inc.                                                   7,475                  161,834                   0.0%
*    Symmetry Medical, Inc.                                           26,035                  257,747                   0.0%
*    Targacept, Inc.                                                  10,016                   23,437                   0.0%
*    Team Health Holdings, Inc.                                       17,009                1,063,743                   0.0%
     Teleflex, Inc.                                                   27,140                3,097,217                   0.1%
#*   Tenet Healthcare Corp.                                           68,727                3,852,148                   0.1%
#*   Theravance Biopharma, Inc.                                        1,483                   27,139                   0.0%
     Thermo Fisher Scientific, Inc.                                   80,154                9,423,706                   0.2%
#*   Thoratec Corp.                                                   35,632                  968,478                   0.0%
*    Tornier NV                                                        8,248                  230,532                   0.0%
*    Triple-S Management Corp. Class B                                17,681                  391,457                   0.0%
#*   United Therapeutics Corp.                                        27,117                3,551,513                   0.1%
     UnitedHealth Group, Inc.                                        220,408               20,940,964                   0.4%
*    Universal American Corp.                                         69,848                  650,983                   0.0%
     Universal Health Services, Inc. Class B                          53,642                5,563,212                   0.1%
     US Physical Therapy, Inc.                                         9,215                  397,627                   0.0%
     Utah Medical Products, Inc.                                       2,338                  132,798                   0.0%
#*   Varian Medical Systems, Inc.                                     10,263                  863,324                   0.0%
#*   Vascular Solutions, Inc.                                         11,490                  337,921                   0.0%
*    VCA, Inc.                                                        69,362                3,160,826                   0.1%
*    Vertex Pharmaceuticals, Inc.                                     13,281                1,495,972                   0.0%
#*   Volcano Corp.                                                    11,175                  113,091                   0.0%
*    Waters Corp.                                                      7,000                  775,600                   0.0%
#*   WellCare Health Plans, Inc.                                      30,440                2,065,963                   0.1%
     WellPoint, Inc.                                                  83,721               10,606,613                   0.2%
#    West Pharmaceutical Services, Inc.                               44,772                2,294,565                   0.1%
#*   Wright Medical Group, Inc.                                       31,222                  987,240                   0.0%
#*   XenoPort, Inc.                                                    3,139                   21,282                   0.0%
     Zimmer Holdings, Inc.                                            54,916                6,108,856                   0.1%
     Zoetis, Inc.                                                    233,499                8,676,823                   0.2%
                                                                                 --------------------    ------------------
Total Health Care                                                                         548,855,500                  10.8%
                                                                                 --------------------    ------------------
Industrials -- (13.0%)
     3M Co.                                                           50,242                7,725,712                   0.2%
#    AAON, Inc.                                                       37,988                  746,464                   0.0%
     AAR Corp.                                                        26,981                  714,996                   0.0%
     ABM Industries, Inc.                                             40,740                1,126,054                   0.0%
#    Acacia Research Corp.                                            25,734                  463,212                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Industrials -- (Continued)
*        ACCO Brands Corp.                                            87,915    $             723,540                   0.0%
*        Accuride Corp.                                               25,017                  120,582                   0.0%
#        Aceto Corp.                                                  20,102                  457,119                   0.0%
         Acme United Corp.                                             1,355                   23,374                   0.0%
         Actuant Corp. Class A                                        50,752                1,608,331                   0.0%
         Acuity Brands, Inc.                                          20,533                2,862,916                   0.1%
#*       Adept Technology, Inc.                                        5,898                   41,758                   0.0%
#        ADT Corp. (The)                                              68,051                2,438,948                   0.1%
#*       Advisory Board Co. (The)                                     11,167                  599,333                   0.0%
*        AECOM Technology Corp.                                       93,433                3,041,260                   0.1%
#*       Aegion Corp.                                                 27,957                  512,172                   0.0%
#*       Aerovironment, Inc.                                          15,302                  469,006                   0.0%
#        AGCO Corp.                                                   53,939                2,390,037                   0.1%
         Air Lease Corp.                                              48,398                1,770,883                   0.0%
*        Air Transport Services Group, Inc.                           50,871                  416,125                   0.0%
         Alamo Group, Inc.                                             8,210                  351,716                   0.0%
         Alaska Air Group, Inc.                                      101,132                5,383,256                   0.1%
         Albany International Corp. Class A                           19,909                  752,162                   0.0%
#        Allegiant Travel Co.                                         14,639                1,953,867                   0.1%
         Allegion P.L.C.                                              21,466                1,139,630                   0.0%
         Alliant Techsystems, Inc.                                    22,859                2,673,589                   0.1%
(Degree) Allied Defense Group, Inc.                                    2,821                      226                   0.0%
         Allied Motion Technologies, Inc.                              5,466                   80,241                   0.0%
         Allison Transmission Holdings, Inc.                         115,316                3,745,464                   0.1%
#        Altra Industrial Motion Corp.                                21,707                  684,205                   0.0%
         AMERCO                                                       14,281                3,871,865                   0.1%
#*       Ameresco, Inc. Class A                                       14,623                  120,494                   0.0%
         American Airlines Group, Inc.                                69,511                2,874,280                   0.1%
#        American Railcar Industries, Inc.                            15,398                1,013,342                   0.0%
#        American Science & Engineering, Inc.                          3,790                  209,587                   0.0%
*        American Woodmark Corp.                                      10,604                  433,810                   0.0%
         AMETEK, Inc.                                                 82,906                4,323,548                   0.1%
*        AMREP Corp.                                                   2,552                    9,927                   0.0%
         AO Smith Corp.                                               49,842                2,659,071                   0.1%
         Apogee Enterprises, Inc.                                     21,117                  927,036                   0.0%
#        Applied Industrial Technologies, Inc.                        30,229                1,475,477                   0.0%
*        ARC Document Solutions, Inc.                                 26,310                  267,046                   0.0%
         ArcBest Corp.                                                18,043                  698,264                   0.0%
         Argan, Inc.                                                  15,024                  522,985                   0.0%
#*       Armstrong World Industries, Inc.                             36,023                1,744,234                   0.0%
#*       Arotech Corp.                                                 3,575                   10,546                   0.0%
         Astec Industries, Inc.                                       17,248                  653,872                   0.0%
#*       Astronics Corp.                                               7,969                  412,874                   0.0%
#*       Astronics Corp. Class B                                       3,427                  177,176                   0.0%
#*       Atlas Air Worldwide Holdings, Inc.                           13,947                  514,923                   0.0%
*        Avis Budget Group, Inc.                                      93,870                5,233,252                   0.1%
#        AZZ, Inc.                                                    21,990                1,028,252                   0.0%
*        B/E Aerospace, Inc.                                          44,617                3,321,736                   0.1%
         Babcock & Wilcox Co. (The)                                   65,996                1,887,486                   0.1%
#        Baltic Trading, Ltd.                                         10,262                   38,483                   0.0%
         Barnes Group, Inc.                                           37,988                1,388,841                   0.0%
#        Barrett Business Services, Inc.                               5,822                  136,875                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Industrials -- (Continued)
#*   Beacon Roofing Supply, Inc.                                      30,334    $             839,342                   0.0%
*    Blount International, Inc.                                       58,812                  900,412                   0.0%
*    BlueLinx Holdings, Inc.                                          24,060                   28,872                   0.0%
     Boeing Co. (The)                                                 49,793                6,219,644                   0.1%
     Brady Corp. Class A                                              33,952                  809,416                   0.0%
*    Breeze-Eastern Corp.                                              3,679                   38,298                   0.0%
#    Briggs & Stratton Corp.                                          33,003                  666,991                   0.0%
     Brink's Co. (The)                                                37,294                  783,174                   0.0%
#*   Builders FirstSource, Inc.                                       47,113                  279,380                   0.0%
*    CAI International, Inc.                                          16,129                  339,515                   0.0%
     Carlisle Cos., Inc.                                              36,684                3,260,474                   0.1%
#*   Casella Waste Systems, Inc. Class A                              15,188                   68,346                   0.0%
     Caterpillar, Inc.                                                98,684               10,007,544                   0.2%
#*   CBIZ, Inc.                                                       40,271                  371,701                   0.0%
     CDI Corp.                                                        12,053                  207,191                   0.0%
#    Ceco Environmental Corp.                                         12,718                  182,122                   0.0%
     Celadon Group, Inc.                                              18,565                  361,275                   0.0%
#    CH Robinson Worldwide, Inc.                                      20,708                1,433,201                   0.0%
#*   Chart Industries, Inc.                                           18,319                  852,749                   0.0%
#    Chicago Bridge & Iron Co. NV                                     20,083                1,097,335                   0.0%
     Cintas Corp.                                                     48,881                3,580,044                   0.1%
     CIRCOR International, Inc.                                       12,463                  936,594                   0.0%
     Civeo Corp.                                                      68,646                  836,795                   0.0%
#    CLARCOR, Inc.                                                    28,810                1,929,118                   0.1%
#*   Clean Harbors, Inc.                                              34,603                1,717,347                   0.0%
#*   Colfax Corp.                                                     52,403                2,849,675                   0.1%
     Columbus McKinnon Corp.                                          15,257                  434,062                   0.0%
     Comfort Systems USA, Inc.                                        28,383                  435,963                   0.0%
*    Command Security Corp.                                              800                    1,800                   0.0%
#*   Commercial Vehicle Group, Inc.                                   28,004                  183,426                   0.0%
     Compx International, Inc.                                           294                    3,272                   0.0%
     Con-way, Inc.                                                    50,339                2,183,202                   0.1%
#    Copa Holdings SA Class A                                         19,310                2,257,725                   0.1%
*    Copart, Inc.                                                     49,606                1,658,825                   0.0%
     Corporate Executive Board Co. (The)                              21,437                1,579,907                   0.0%
     Courier Corp.                                                     6,202                   84,161                   0.0%
#    Covanta Holding Corp.                                           104,525                2,306,867                   0.1%
*    Covenant Transportation Group, Inc. Class A                       7,281                  151,008                   0.0%
*    CPI Aerostructures, Inc.                                          3,637                   34,733                   0.0%
*    CRA International, Inc.                                           6,409                  192,270                   0.0%
     Crane Co.                                                        30,666                1,912,025                   0.1%
     CSX Corp.                                                       300,728               10,714,939                   0.2%
*    CTPartners Executive Search, Inc.                                 3,279                   59,842                   0.0%
     Cubic Corp.                                                      17,270                  833,105                   0.0%
     Cummins, Inc.                                                    18,095                2,645,127                   0.1%
     Curtiss-Wright Corp.                                             32,577                2,254,654                   0.1%
     Danaher Corp.                                                   113,916                9,158,846                   0.2%
#    Deere & Co.                                                      65,303                5,586,019                   0.1%
     Delta Air Lines, Inc.                                           246,711                9,925,184                   0.2%
#    Deluxe Corp.                                                     47,732                2,902,106                   0.1%
#*   DigitalGlobe, Inc.                                               52,476                1,500,289                   0.0%
     Donaldson Co., Inc.                                              33,145                1,378,169                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Industrials -- (Continued)
     Douglas Dynamics, Inc.                                           17,259    $             357,779                   0.0%
     Dover Corp.                                                      65,806                5,227,629                   0.1%
*    Ducommun, Inc.                                                    6,406                  169,182                   0.0%
     Dun & Bradstreet Corp. (The)                                     10,986                1,349,191                   0.0%
*    DXP Enterprises, Inc.                                            10,684                  708,242                   0.0%
*    Dycom Industries, Inc.                                           25,459                  799,158                   0.0%
#    Dynamic Materials Corp.                                           9,488                  172,776                   0.0%
     Eastern Co. (The)                                                 2,778                   45,337                   0.0%
     Eaton Corp. P.L.C.                                               90,244                6,171,787                   0.1%
#*   Echo Global Logistics, Inc.                                      19,216                  502,114                   0.0%
     Ecology and Environment, Inc. Class A                               903                    8,931                   0.0%
     EMCOR Group, Inc.                                                46,537                2,053,678                   0.1%
     Emerson Electric Co.                                             91,748                5,877,377                   0.1%
#    Encore Wire Corp.                                                15,183                  576,043                   0.0%
#*   Energy Recovery, Inc.                                            25,110                  115,004                   0.0%
     EnerSys                                                          34,167                2,145,688                   0.1%
*    Engility Holdings, Inc.                                          11,838                  511,402                   0.0%
     Ennis, Inc.                                                      15,285                  226,677                   0.0%
*    EnPro Industries, Inc.                                           14,948                  964,594                   0.0%
     Equifax, Inc.                                                    46,568                3,527,060                   0.1%
     ESCO Technologies, Inc.                                          18,211                  692,382                   0.0%
     Espey Manufacturing & Electronics Corp.                           1,611                   30,609                   0.0%
*    Esterline Technologies Corp.                                     21,888                2,563,304                   0.1%
     Exelis, Inc.                                                    125,142                2,233,785                   0.1%
     Expeditors International of Washington, Inc.                     14,733                  628,510                   0.0%
     Exponent, Inc.                                                    7,965                  635,766                   0.0%
     Fastenal Co.                                                     48,988                2,157,432                   0.1%
     Federal Signal Corp.                                             44,280                  628,776                   0.0%
     FedEx Corp.                                                      75,208               12,589,819                   0.3%
     Flowserve Corp.                                                  42,720                2,904,533                   0.1%
     Fluor Corp.                                                      61,872                4,104,588                   0.1%
#    Fortune Brands Home & Security, Inc.                             53,072                2,295,364                   0.1%
     Forward Air Corp.                                                21,111                1,010,584                   0.0%
*    Franklin Covey Co.                                               11,113                  217,926                   0.0%
#    Franklin Electric Co., Inc.                                      33,257                1,241,816                   0.0%
#    FreightCar America, Inc.                                          9,276                  305,830                   0.0%
#*   FTI Consulting, Inc.                                             32,239                1,301,811                   0.0%
#*   Fuel Tech, Inc.                                                  11,434                   46,308                   0.0%
*    Furmanite Corp.                                                  25,983                  194,353                   0.0%
     G&K Services, Inc. Class A                                       16,313                1,028,861                   0.0%
#    GATX Corp.                                                       31,809                2,016,691                   0.1%
#*   Gencor Industries, Inc.                                           1,500                   14,535                   0.0%
#*   GenCorp, Inc.                                                    27,116                  459,887                   0.0%
#*   Generac Holdings, Inc.                                           33,070                1,499,394                   0.0%
     General Cable Corp.                                              13,845                  196,184                   0.0%
     General Dynamics Corp.                                           67,063                9,372,725                   0.2%
     General Electric Co.                                          2,045,306               52,789,348                   1.1%
#*   Genesee & Wyoming, Inc. Class A                                  34,347                3,304,181                   0.1%
#*   Gibraltar Industries, Inc.                                       20,489                  312,457                   0.0%
     Global Brass & Copper Holdings, Inc.                              6,175                   86,450                   0.0%
#    Global Power Equipment Group, Inc.                                9,497                  129,444                   0.0%
#*   Goldfield Corp. (The)                                             6,617                   12,705                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Industrials -- (Continued)
#    Gorman-Rupp Co. (The)                                            16,735    $             531,169                   0.0%
*    GP Strategies Corp.                                              13,005                  431,246                   0.0%
     Graco, Inc.                                                      14,396                1,130,086                   0.0%
#*   GrafTech International, Ltd.                                     22,453                   96,323                   0.0%
#    Graham Corp.                                                      5,621                  188,304                   0.0%
     Granite Construction, Inc.                                       27,933                1,031,007                   0.0%
*    Great Lakes Dredge & Dock Corp.                                  44,107                  308,308                   0.0%
#    Greenbrier Cos., Inc. (The)                                      19,443                1,215,965                   0.0%
     Griffon Corp.                                                    40,850                  502,046                   0.0%
     H&E Equipment Services, Inc.                                     24,087                  900,613                   0.0%
     Hardinge, Inc.                                                    7,010                   78,652                   0.0%
#    Harsco Corp.                                                     77,764                1,685,924                   0.0%
#*   Hawaiian Holdings, Inc.                                          36,991                  641,424                   0.0%
*    HD Supply Holdings, Inc.                                         36,303                1,046,979                   0.0%
#    Healthcare Services Group, Inc.                                  22,296                  663,975                   0.0%
#    Heartland Express, Inc.                                          82,721                2,079,606                   0.1%
#    HEICO Corp.                                                      17,301                  938,406                   0.0%
     HEICO Corp. Class A                                              29,227                1,337,135                   0.0%
     Heidrick & Struggles International, Inc.                         12,669                  263,769                   0.0%
#*   Heritage-Crystal Clean, Inc.                                      1,500                   27,210                   0.0%
     Herman Miller, Inc.                                              30,365                  971,680                   0.0%
*    Hertz Global Holdings, Inc.                                     244,532                5,360,141                   0.1%
#*   Hexcel Corp.                                                     51,228                2,145,941                   0.1%
#*   Hill International, Inc.                                         30,527                  118,445                   0.0%
     Hillenbrand, Inc.                                                55,429                1,845,231                   0.0%
     HNI Corp.                                                        34,945                1,630,184                   0.0%
     Honeywell International, Inc.                                    67,037                6,443,596                   0.1%
     Houston Wire & Cable Co.                                         12,789                  173,419                   0.0%
*    Hub Group, Inc. Class A                                          27,637                1,002,947                   0.0%
     Hubbell, Inc. Class A                                             1,949                  234,738                   0.0%
     Hubbell, Inc. Class B                                            20,703                2,347,927                   0.1%
*    Hudson Global, Inc.                                              18,692                   63,740                   0.0%
     Huntington Ingalls Industries, Inc.                              40,160                4,249,731                   0.1%
     Hurco Cos., Inc.                                                  5,700                  219,621                   0.0%
*    Huron Consulting Group, Inc.                                     16,609                1,156,152                   0.0%
     Hyster-Yale Materials Handling, Inc.                             10,622                  833,721                   0.0%
*    ICF International, Inc.                                          15,345                  557,637                   0.0%
     IDEX Corp.                                                       48,140                3,606,167                   0.1%
*    IHS, Inc. Class A                                                 8,303                1,087,942                   0.0%
     Illinois Tool Works, Inc.                                        40,408                3,679,148                   0.1%
     Ingersoll-Rand P.L.C.                                            64,400                4,032,728                   0.1%
#*   InnerWorkings, Inc.                                              27,897                  253,305                   0.0%
#*   Innovative Solutions & Support, Inc.                             12,137                   33,862                   0.0%
     Insperity, Inc.                                                  17,452                  550,785                   0.0%
     Insteel Industries, Inc.                                         12,116                  288,845                   0.0%
*    Integrated Electrical Services, Inc.                              3,196                   25,344                   0.0%
#    Interface, Inc.                                                  34,485                  552,795                   0.0%
#    International Shipholding Corp.                                   2,771                   55,531                   0.0%
#    Intersections, Inc.                                              10,290                   41,160                   0.0%
     ITT Corp.                                                        41,501                1,870,035                   0.0%
*    Jacobs Engineering Group, Inc.                                   35,863                1,701,699                   0.0%
#    JB Hunt Transport Services, Inc.                                 16,072                1,282,063                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Industrials -- (Continued)
#*   JetBlue Airways Corp.                                           200,471    $           2,313,435                   0.1%
     John Bean Technologies Corp.                                     20,241                  606,623                   0.0%
#    Joy Global, Inc.                                                 65,817                3,463,949                   0.1%
     Kadant, Inc.                                                      6,702                  277,061                   0.0%
#    Kaman Corp.                                                      34,833                1,499,909                   0.0%
#    Kansas City Southern                                             45,300                5,562,387                   0.1%
     KAR Auction Services, Inc.                                       95,613                2,902,811                   0.1%
     KBR, Inc.                                                        49,742                  949,077                   0.0%
#    Kelly Services, Inc. Class A                                     25,320                  446,392                   0.0%
#    Kennametal, Inc.                                                 54,483                2,103,589                   0.1%
*    Key Technology, Inc.                                              1,967                   26,043                   0.0%
#    Kforce, Inc.                                                     32,109                  743,323                   0.0%
     Kimball International, Inc. Class B                              21,552                  387,505                   0.0%
*    Kirby Corp.                                                      40,855                4,517,746                   0.1%
#    Knight Transportation, Inc.                                      85,020                2,487,685                   0.1%
#    Knightsbridge Shipping, Ltd.                                     23,591                  207,129                   0.0%
     Knoll, Inc.                                                      37,867                  753,175                   0.0%
*    Korn/Ferry International                                         34,010                  949,899                   0.0%
#*   Kratos Defense & Security Solutions, Inc.                        46,685                  325,394                   0.0%
     L-3 Communications Holdings, Inc.                                42,513                5,163,629                   0.1%
#    Landstar System, Inc.                                            22,071                1,633,475                   0.0%
*    Lawson Products, Inc.                                             3,994                   96,176                   0.0%
#*   Layne Christensen Co.                                            13,818                   99,490                   0.0%
     LB Foster Co. Class A                                             8,649                  467,824                   0.0%
     Lennox International, Inc.                                       15,122                1,344,648                   0.0%
     Lincoln Electric Holdings, Inc.                                  41,899                3,036,840                   0.1%
#    Lindsay Corp.                                                     8,438                  740,013                   0.0%
#*   LMI Aerospace, Inc.                                               7,979                  105,163                   0.0%
     Lockheed Martin Corp.                                            22,200                4,230,654                   0.1%
     LS Starrett Co. (The) Class A                                     2,592                   38,310                   0.0%
#    LSI Industries, Inc.                                             16,278                  116,550                   0.0%
*    Lydall, Inc.                                                     10,270                  317,651                   0.0%
*    Magnetek, Inc.                                                      495                   15,380                   0.0%
#    Manitowoc Co., Inc. (The)                                        88,621                1,846,862                   0.0%
     Manpowergroup, Inc.                                              45,721                3,051,877                   0.1%
     Marten Transport, Ltd.                                           23,933                  469,565                   0.0%
     Masco Corp.                                                      55,907                1,233,867                   0.0%
#*   MasTec, Inc.                                                     51,008                1,460,869                   0.0%
     Matson, Inc.                                                     31,796                  905,868                   0.0%
     Matthews International Corp. Class A                             22,801                1,050,670                   0.0%
     McGrath RentCorp                                                 17,670                  645,485                   0.0%
*    Meritor, Inc.                                                    71,251                  818,674                   0.0%
*    Mfri, Inc.                                                        2,769                   25,253                   0.0%
*    Middleby Corp. (The)                                             24,894                2,203,119                   0.1%
     Miller Industries, Inc.                                           8,549                  169,014                   0.0%
*    Mistras Group, Inc.                                              17,786                  293,291                   0.0%
#    Mobile Mini, Inc.                                                33,283                1,458,794                   0.0%
*    Moog, Inc. Class A                                               27,513                2,105,845                   0.1%
*    Moog, Inc. Class B                                                2,629                  200,619                   0.0%
*    MRC Global, Inc.                                                 64,440                1,355,173                   0.0%
     MSA Safety, Inc.                                                 24,813                1,426,003                   0.0%
#    MSC Industrial Direct Co., Inc. Class A                          12,127                  981,923                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Industrials -- (Continued)
     Mueller Industries, Inc.                                         50,730    $           1,646,696                   0.0%
     Mueller Water Products, Inc. Class A                            148,385                1,464,560                   0.0%
#    Multi-Color Corp.                                                10,570                  521,101                   0.0%
*    MYR Group, Inc.                                                  17,876                  463,703                   0.0%
#    National Presto Industries, Inc.                                  4,062                  256,150                   0.0%
*    Navigant Consulting, Inc.                                        36,203                  557,164                   0.0%
#*   Navistar International Corp.                                     12,604                  445,803                   0.0%
*    NCI Building Systems, Inc.                                        2,024                   40,217                   0.0%
     Nielsen NV                                                       93,188                3,959,558                   0.1%
     NL Industries, Inc.                                              27,435                  200,001                   0.0%
     NN, Inc.                                                         11,956                  298,900                   0.0%
     Nordson Corp.                                                    21,939                1,679,430                   0.0%
     Norfolk Southern Corp.                                           75,372                8,339,158                   0.2%
#*   Nortek, Inc.                                                      1,097                   91,358                   0.0%
     Northrop Grumman Corp.                                           56,649                7,815,296                   0.2%
#*   Northwest Pipe Co.                                                7,077                  253,215                   0.0%
#*   NOW, Inc.                                                        24,302                  730,518                   0.0%
*    Ocean Power Technologies, Inc.                                    3,894                    3,894                   0.0%
*    Old Dominion Freight Line, Inc.                                  47,799                3,483,113                   0.1%
#    Omega Flex, Inc.                                                  3,089                   82,229                   0.0%
*    On Assignment, Inc.                                              38,185                1,111,183                   0.0%
*    Orbital Sciences Corp.                                           41,401                1,088,846                   0.0%
#*   Orion Energy Systems, Inc.                                       12,381                   71,191                   0.0%
*    Orion Marine Group, Inc.                                         14,774                  161,923                   0.0%
     Oshkosh Corp.                                                    60,193                2,694,239                   0.1%
     Owens Corning                                                    79,942                2,562,941                   0.1%
     PACCAR, Inc.                                                     82,514                5,389,814                   0.1%
     Pall Corp.                                                        5,630                  514,695                   0.0%
*    PAM Transportation Services, Inc.                                 6,046                  259,857                   0.0%
     Park-Ohio Holdings Corp.                                         13,782                  731,962                   0.0%
     Parker Hannifin Corp.                                            35,044                4,451,639                   0.1%
*    Patrick Industries, Inc.                                         17,197                  734,656                   0.0%
#*   Patriot Transportation Holding, Inc.                              4,416                  187,062                   0.0%
*    Pendrell Corp.                                                   18,245                   30,469                   0.0%
     Pentair P.L.C.                                                   70,577                4,732,188                   0.1%
#*   Performant Financial Corp.                                       54,618                  471,353                   0.0%
*    PGT, Inc.                                                        21,764                  204,690                   0.0%
*    Pike Corp.                                                       23,738                  283,432                   0.0%
     Pitney Bowes, Inc.                                               61,602                1,524,033                   0.0%
#*   Ply Gem Holdings, Inc.                                            4,562                   51,779                   0.0%
#*   Polypore International, Inc.                                     32,177                1,413,214                   0.0%
#    Powell Industries, Inc.                                           7,854                  357,593                   0.0%
#*   PowerSecure International, Inc.                                  14,855                  165,930                   0.0%
     Precision Castparts Corp.                                        15,478                3,415,995                   0.1%
#    Preformed Line Products Co.                                       3,262                  185,901                   0.0%
#    Primoris Services Corp.                                          50,360                1,446,339                   0.0%
#*   Proto Labs, Inc.                                                  6,599                  431,377                   0.0%
     Providence and Worcester Railroad Co.                               361                    6,422                   0.0%
     Quad/Graphics, Inc.                                               6,455                  142,333                   0.0%
*    Quality Distribution, Inc.                                       18,762                  243,156                   0.0%
     Quanex Building Products Corp.                                   29,511                  590,810                   0.0%
*    Quanta Services, Inc.                                            83,190                2,835,115                   0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Industrials -- (Continued)
     Raven Industries, Inc.                                           28,997    $             735,074                   0.0%
     Raytheon Co.                                                     53,816                5,590,406                   0.1%
     RBC Bearings, Inc.                                               15,860                  963,495                   0.0%
*    RCM Technologies, Inc.                                            6,052                   45,632                   0.0%
     Regal-Beloit Corp.                                               26,585                1,886,737                   0.1%
#*   Republic Airways Holdings, Inc.                                  31,878                  399,113                   0.0%
     Republic Services, Inc.                                         117,619                4,516,570                   0.1%
     Resources Connection, Inc.                                       26,654                  412,337                   0.0%
#*   Rexnord Corp.                                                    48,376                1,429,511                   0.0%
*    Roadrunner Transportation Systems, Inc.                          26,648                  549,215                   0.0%
     Robert Half International, Inc.                                  25,616                1,403,244                   0.0%
     Rockwell Automation, Inc.                                        24,520                2,754,822                   0.1%
     Rockwell Collins, Inc.                                           22,266                1,873,684                   0.0%
     Rollins, Inc.                                                    26,264                  837,034                   0.0%
     Roper Industries, Inc.                                           27,889                4,414,829                   0.1%
*    RPX Corp.                                                        43,051                  604,867                   0.0%
#    RR Donnelley & Sons Co.                                         131,625                2,296,856                   0.1%
#*   Rush Enterprises, Inc. Class A                                   20,327                  774,459                   0.0%
*    Rush Enterprises, Inc. Class B                                    1,308                   42,288                   0.0%
     Ryder System, Inc.                                               46,367                4,102,088                   0.1%
*    Saia, Inc.                                                       25,595                1,254,667                   0.0%
#*   Sensata Technologies Holding NV                                  10,005                  488,344                   0.0%
     SIFCO Industries, Inc.                                            1,400                   47,628                   0.0%
     Simpson Manufacturing Co., Inc.                                  32,517                1,075,662                   0.0%
     SkyWest, Inc.                                                    15,209                  175,208                   0.0%
*    SL Industries, Inc.                                               4,400                  198,000                   0.0%
     Snap-on, Inc.                                                    35,034                4,629,393                   0.1%
     Southwest Airlines Co.                                          327,864               11,304,751                   0.2%
#*   SP Plus Corp.                                                     8,787                  191,732                   0.0%
*    Sparton Corp.                                                     6,043                  163,765                   0.0%
*    Spirit Aerosystems Holdings, Inc. Class A                        77,839                3,062,186                   0.1%
*    Spirit Airlines, Inc.                                            33,102                2,420,087                   0.1%
     SPX Corp.                                                        29,155                2,763,602                   0.1%
#*   Standard Register Co. (The)                                       2,435                   12,467                   0.0%
     Standex International Corp.                                       9,071                  782,374                   0.0%
     Stanley Black & Decker, Inc.                                     54,497                5,103,099                   0.1%
     Steelcase, Inc. Class A                                          77,563                1,374,416                   0.0%
*    Stericycle, Inc.                                                  7,792                  981,792                   0.0%
#*   Sterling Construction Co., Inc.                                  11,007                   97,082                   0.0%
#    Sun Hydraulics Corp.                                             15,103                  601,250                   0.0%
#*   Swift Transportation Co.                                         77,244                1,907,927                   0.1%
     TAL International Group, Inc.                                    25,381                1,094,683                   0.0%
#*   Taser International, Inc.                                        35,700                  672,588                   0.0%
*    Team, Inc.                                                       13,373                  563,538                   0.0%
*    Tecumseh Products Co.                                             7,545                   27,841                   0.0%
#*   Teledyne Technologies, Inc.                                      20,056                2,078,403                   0.1%
#    Tennant Co.                                                      11,675                  860,798                   0.0%
#    Terex Corp.                                                      73,648                2,118,853                   0.1%
     Tetra Tech, Inc.                                                 49,292                1,321,519                   0.0%
#    Textainer Group Holdings, Ltd.                                   36,115                1,243,801                   0.0%
     Textron, Inc.                                                    72,595                3,014,870                   0.1%
*    Thermon Group Holdings, Inc.                                     16,798                  409,367                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Industrials -- (Continued)
     Timken Co. (The)                                                 56,700    $           2,437,533                   0.1%
#    Titan International, Inc.                                        26,716                  282,121                   0.0%
#*   Titan Machinery, Inc.                                            12,396                  170,569                   0.0%
     Toro Co. (The)                                                   20,800                1,283,984                   0.0%
     Towers Watson & Co. Class A                                      13,522                1,491,341                   0.0%
     TransDigm Group, Inc.                                             7,520                1,406,466                   0.0%
#*   TRC Cos., Inc.                                                   14,409                  104,898                   0.0%
#*   Trex Co., Inc.                                                   18,847                  810,421                   0.0%
*    Trimas Corp.                                                     27,814                  880,591                   0.0%
#    Trinity Industries, Inc.                                        116,923                4,175,320                   0.1%
#    Triumph Group, Inc.                                              33,797                2,353,285                   0.1%
*    TrueBlue, Inc.                                                   29,296                  724,197                   0.0%
*    Tutor Perini Corp.                                               37,876                1,060,907                   0.0%
#    Twin Disc, Inc.                                                   8,316                  216,382                   0.0%
     Tyco International, Ltd.                                         68,118                2,924,306                   0.1%
*    Ultralife Corp.                                                   4,610                   14,614                   0.0%
     UniFirst Corp.                                                   10,343                1,153,865                   0.0%
     Union Pacific Corp.                                             219,888               25,605,958                   0.5%
*    United Continental Holdings, Inc.                               203,449               10,744,142                   0.2%
     United Parcel Service, Inc. Class B                              47,991                5,034,736                   0.1%
*    United Rentals, Inc.                                             54,755                6,026,335                   0.1%
#    United Stationers, Inc.                                          27,489                1,148,216                   0.0%
     United Technologies Corp.                                        96,636               10,340,052                   0.2%
     Universal Forest Products, Inc.                                  12,053                  602,288                   0.0%
     Universal Truckload Services, Inc.                               12,933                  340,397                   0.0%
#    US Ecology, Inc.                                                 14,860                  747,161                   0.0%
#*   USA Truck, Inc.                                                   7,445                  125,821                   0.0%
#*   USG Corp.                                                        45,809                1,230,430                   0.0%
#*   UTi Worldwide, Inc.                                              48,518                  530,302                   0.0%
#    Valmont Industries, Inc.                                         15,627                2,127,929                   0.1%
*    Vectrus, Inc.                                                     6,952                  169,907                   0.0%
*    Verisk Analytics, Inc. Class A                                   20,740                1,293,139                   0.0%
*    Veritiv Corp.                                                     2,580                  116,384                   0.0%
*    Versar, Inc.                                                      2,944                    9,568                   0.0%
     Viad Corp.                                                       13,882                  354,130                   0.0%
#*   Vicor Corp.                                                      13,305                  181,081                   0.0%
*    Virco Manufacturing Corp.                                         2,861                    7,753                   0.0%
*    Volt Information Sciences, Inc.                                   9,139                   75,762                   0.0%
     VSE Corp.                                                         4,332                  261,133                   0.0%
#*   Wabash National Corp.                                            72,618                  747,965                   0.0%
*    WABCO Holdings, Inc.                                             21,551                2,098,636                   0.1%
     Wabtec Corp.                                                     35,679                3,079,098                   0.1%
     Waste Connections, Inc.                                          81,561                4,069,894                   0.1%
     Waste Management, Inc.                                           99,177                4,848,764                   0.1%
#    Watsco, Inc.                                                     17,176                1,745,425                   0.0%
#    Watsco, Inc. Class B                                              1,750                  179,401                   0.0%
     Watts Water Technologies, Inc. Class A                           19,431                1,178,102                   0.0%
#    Werner Enterprises, Inc.                                         56,667                1,560,609                   0.0%
#*   Wesco Aircraft Holdings, Inc.                                    13,602                  241,436                   0.0%
#*   WESCO International, Inc.                                        31,146                2,566,742                   0.1%
#    West Corp.                                                       13,239                  423,648                   0.0%
#*   Willdan Group, Inc.                                               5,500                   72,160                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Industrials -- (Continued)
*    Willis Lease Finance Corp.                                        4,123    $              94,046                   0.0%
#    Woodward, Inc.                                                   38,733                1,983,517                   0.1%
#    WW Grainger, Inc.                                                11,050                2,727,140                   0.1%
*    Xerium Technologies, Inc.                                         1,334                   19,903                   0.0%
#*   XPO Logistics, Inc.                                              14,358                  573,171                   0.0%
     Xylem, Inc.                                                      41,301                1,501,704                   0.0%
                                                                                ---------------------    ------------------
Total Industrials                                                                         730,380,601                  14.4%
                                                                                ---------------------    ------------------
Information Technology -- (14.1%)
#*   3D Systems Corp.                                                 25,017                  945,643                   0.0%
     Accenture P.L.C. Class A                                         51,880                4,208,506                   0.1%
*    ACI Worldwide, Inc.                                              86,712                1,668,339                   0.0%
#*   Acorn Energy, Inc.                                                7,525                    7,901                   0.0%
     Activision Blizzard, Inc.                                       174,932                3,489,893                   0.1%
*    Actua Corp.                                                      29,106                  547,193                   0.0%
#*   Actuate Corp.                                                    31,658                  135,813                   0.0%
*    Acxiom Corp.                                                     50,697                  955,131                   0.0%
*    ADDvantage Technologies Group, Inc.                               2,391                    5,762                   0.0%
*    Adobe Systems, Inc.                                              24,312                1,704,757                   0.0%
     ADTRAN, Inc.                                                     33,070                  701,415                   0.0%
*    Advanced Energy Industries, Inc.                                 28,122                  556,253                   0.0%
#*   Advanced Micro Devices, Inc.                                     73,339                  205,349                   0.0%
#    Advent Software, Inc.                                            35,058                1,211,604                   0.0%
#*   Agilysys, Inc.                                                   21,391                  241,718                   0.0%
*    Akamai Technologies, Inc.                                        40,148                2,420,924                   0.1%
*    Alliance Data Systems Corp.                                       9,370                2,654,990                   0.1%
#*   Alpha & Omega Semiconductor, Ltd.                                13,676                  126,777                   0.0%
     Altera Corp.                                                     53,398                1,835,289                   0.1%
     Amdocs, Ltd.                                                     55,413                2,634,334                   0.1%
     American Software, Inc. Class A                                  15,060                  145,480                   0.0%
#*   Amkor Technology, Inc.                                          116,298                  788,500                   0.0%
     Amphenol Corp. Class A                                           36,858                1,864,278                   0.1%
*    Amtech Systems, Inc.                                              4,600                   48,438                   0.0%
#*   ANADIGICS, Inc.                                                  44,528                   31,615                   0.0%
     Analog Devices, Inc.                                             61,220                3,037,736                   0.1%
     Anixter International, Inc.                                      20,217                1,721,882                   0.0%
*    ANSYS, Inc.                                                      18,093                1,421,386                   0.0%
#*   AOL, Inc.                                                        61,516                2,677,791                   0.1%
     Apple, Inc.                                                     845,964               91,364,112                   1.8%
     Applied Materials, Inc.                                         175,155                3,869,174                   0.1%
*    ARRIS Group, Inc.                                                96,814                2,906,356                   0.1%
*    Arrow Electronics, Inc.                                          71,420                4,060,941                   0.1%
*    Aspen Technology, Inc.                                           23,031                  850,535                   0.0%
     Astro-Med, Inc.                                                   3,998                   53,613                   0.0%
*    Atmel Corp.                                                     233,715                1,734,165                   0.0%
#*   Audience, Inc.                                                    2,386                    8,900                   0.0%
*    Autodesk, Inc.                                                   16,100                  926,394                   0.0%
     Automatic Data Processing, Inc.                                  30,864                2,524,058                   0.1%
     Avago Technologies, Ltd.                                         11,700                1,009,125                   0.0%
*    AVG Technologies NV                                              42,259                  757,281                   0.0%
#*   Aviat Networks, Inc.                                             13,605                   23,945                   0.0%
*    Avid Technology, Inc.                                            25,420                  255,471                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Information Technology -- (Continued)
     Avnet, Inc.                                                      91,664    $           3,964,468                   0.1%
     AVX Corp.                                                       102,896                1,485,818                   0.0%
     Aware, Inc.                                                       4,426                   19,120                   0.0%
*    Axcelis Technologies, Inc.                                       45,801                   99,846                   0.0%
*    AXT, Inc.                                                         5,000                   11,800                   0.0%
#    Badger Meter, Inc.                                               11,373                  647,351                   0.0%
#*   Bankrate, Inc.                                                   46,445                  504,393                   0.0%
#*   Bazaarvoice, Inc.                                                 2,561                   19,079                   0.0%
     Bel Fuse, Inc. Class A                                            1,600                   40,640                   0.0%
     Bel Fuse, Inc. Class B                                            6,948                  196,559                   0.0%
     Belden, Inc.                                                     30,033                2,138,049                   0.1%
*    Benchmark Electronics, Inc.                                      42,700                1,012,844                   0.0%
     Black Box Corp.                                                  10,900                  239,691                   0.0%
#    Blackbaud, Inc.                                                  21,706                  965,917                   0.0%
#*   Blackhawk Network Holdings, Inc. Class B                         22,535                  752,669                   0.0%
#*   Blucora, Inc.                                                    27,868                  472,363                   0.0%
     Booz Allen Hamilton Holding Corp.                                23,516                  619,647                   0.0%
#*   Bottomline Technologies de, Inc.                                 21,942                  550,525                   0.0%
     Broadcom Corp. Class A                                           29,194                1,222,645                   0.0%
     Broadridge Financial Solutions, Inc.                             50,017                2,197,247                   0.1%
     Brocade Communications Systems, Inc.                            309,349                3,319,315                   0.1%
     Brooks Automation, Inc.                                          52,824                  651,320                   0.0%
*    Bsquare Corp.                                                     5,039                   19,703                   0.0%
*    BTU International, Inc.                                           3,282                   10,929                   0.0%
     CA, Inc.                                                        151,661                4,407,269                   0.1%
#*   Cabot Microelectronics Corp.                                     17,127                  826,035                   0.0%
#*   CACI International, Inc. Class A                                 17,967                1,478,504                   0.0%
#*   Cadence Design Systems, Inc.                                     83,795                1,504,120                   0.0%
#*   CalAmp Corp.                                                      8,625                  166,290                   0.0%
*    Calix, Inc.                                                      32,273                  348,871                   0.0%
#*   Carbonite, Inc.                                                   6,154                   67,325                   0.0%
#*   Cardtronics, Inc.                                                30,857                1,184,600                   0.0%
*    Cascade Microtech, Inc.                                           6,500                   69,810                   0.0%
#    Cass Information Systems, Inc.                                    7,758                  368,815                   0.0%
*    CDK Global, Inc.                                                 10,288                  345,677                   0.0%
     CDW Corp.                                                         8,086                  249,372                   0.0%
#*   Ceva, Inc.                                                       13,751                  224,141                   0.0%
*    Checkpoint Systems, Inc.                                         31,224                  414,030                   0.0%
#*   ChyronHego Corp.                                                  1,964                    5,617                   0.0%
*    CIBER, Inc.                                                      70,727                  231,277                   0.0%
#*   Ciena Corp.                                                      39,545                  662,774                   0.0%
#*   Cirrus Logic, Inc.                                               45,978                  887,375                   0.0%
     Cisco Systems, Inc.                                           1,023,846               25,053,512                   0.5%
*    Citrix Systems, Inc.                                             23,543                1,512,167                   0.0%
#*   Clearfield, Inc.                                                  7,734                  113,535                   0.0%
*    Cognex Corp.                                                     49,051                1,940,458                   0.1%
*    Cognizant Technology Solutions Corp. Class A                     25,225                1,232,241                   0.0%
*    Coherent, Inc.                                                   16,089                1,048,198                   0.0%
     Cohu, Inc.                                                       14,385                  146,727                   0.0%
     Communications Systems, Inc.                                      6,432                   76,091                   0.0%
*    CommVault Systems, Inc.                                          10,838                  480,557                   0.0%
     Computer Sciences Corp.                                          80,658                4,871,743                   0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Information Technology -- (Continued)
     Computer Task Group, Inc.                                        12,633    $             111,170                   0.0%
     Compuware Corp.                                                 140,073                1,421,741                   0.0%
#*   comScore, Inc.                                                    6,858                  288,996                   0.0%
     Comtech Telecommunications Corp.                                 13,497                  513,831                   0.0%
*    Comverse, Inc.                                                    2,678                   58,380                   0.0%
#*   Concur Technologies, Inc.                                        11,129                1,428,073                   0.0%
     Concurrent Computer Corp.                                         5,474                   38,865                   0.0%
*    Constant Contact, Inc.                                           14,788                  522,904                   0.0%
#    Convergys Corp.                                                  76,211                1,537,176                   0.0%
*    Conversant, Inc.                                                 92,529                3,261,647                   0.1%
*    CoreLogic, Inc.                                                  68,056                2,134,917                   0.1%
     Corning, Inc.                                                   270,852                5,533,506                   0.1%
*    CoStar Group, Inc.                                               12,586                2,027,479                   0.1%
*    Covisint Corp.                                                   19,645                   56,774                   0.0%
#*   Cray, Inc.                                                       27,200                  942,752                   0.0%
#*   Cree, Inc.                                                       52,552                1,654,337                   0.0%
*    Crexendo, Inc.                                                    4,869                   13,804                   0.0%
#    CSG Systems International, Inc.                                  29,734                  788,248                   0.0%
     CTS Corp.                                                        21,166                  389,454                   0.0%
*    CyberOptics Corp.                                                 1,680                   15,372                   0.0%
#    Daktronics, Inc.                                                 30,679                  408,338                   0.0%
#*   Datalink Corp.                                                   12,231                  154,722                   0.0%
#*   Dealertrack Technologies, Inc.                                   30,974                1,457,327                   0.0%
*    Demand Media, Inc.                                                7,492                   52,744                   0.0%
*    Dice Holdings, Inc.                                              67,925                  677,212                   0.0%
#    Diebold, Inc.                                                    39,162                1,387,510                   0.0%
#*   Digi International, Inc.                                         15,459                  128,001                   0.0%
#    Digimarc Corp.                                                    3,690                  106,973                   0.0%
*    Digital River, Inc.                                               9,402                  240,409                   0.0%
*    Diodes, Inc.                                                     30,119                  777,974                   0.0%
     Dolby Laboratories, Inc. Class A                                 24,663                1,033,873                   0.0%
*    Dot Hill Systems Corp.                                           18,403                   72,692                   0.0%
*    DSP Group, Inc.                                                  16,049                  155,515                   0.0%
     DST Systems, Inc.                                                29,737                2,865,160                   0.1%
#*   DTS, Inc.                                                        10,231                  304,679                   0.0%
#    EarthLink Holdings Corp.                                         97,376                  348,606                   0.0%
*    eBay, Inc.                                                      111,862                5,872,755                   0.1%
#    Ebix, Inc.                                                       21,473                  316,727                   0.0%
*    EchoStar Corp. Class A                                           26,316                1,229,747                   0.0%
*    Edgewater Technology, Inc.                                        4,254                   30,033                   0.0%
     Electro Rent Corp.                                               16,270                  247,955                   0.0%
     Electro Scientific Industries, Inc.                              15,323                  108,793                   0.0%
*    Electronic Arts, Inc.                                            40,781                1,670,798                   0.0%
*    Electronics for Imaging, Inc.                                    33,068                1,511,869                   0.0%
#*   Ellie Mae, Inc.                                                   7,987                  306,541                   0.0%
#*   eMagin Corp.                                                      6,351                   16,830                   0.0%
     EMC Corp.                                                       352,886               10,138,415                   0.2%
*    Emcore Corp.                                                     12,355                   63,752                   0.0%
#*   Emulex Corp.                                                     37,198                  210,541                   0.0%
#*   EnerNOC, Inc.                                                    12,826                  189,440                   0.0%
*    Entegris, Inc.                                                   95,408                1,295,641                   0.0%
#*   Entropic Communications, Inc.                                    38,237                   95,593                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Information Technology -- (Continued)
*    Envestnet, Inc.                                                   6,398    $             284,199                   0.0%
#*   EPAM Systems, Inc.                                               22,240                1,061,738                   0.0%
#    EPIQ Systems, Inc.                                               27,219                  436,593                   0.0%
*    ePlus, Inc.                                                       5,292                  323,182                   0.0%
     Equinix, Inc.                                                    13,520                2,824,328                   0.1%
*    Euronet Worldwide, Inc.                                          37,628                2,019,495                   0.1%
#*   Exar Corp.                                                       31,994                  305,543                   0.0%
*    ExlService Holdings, Inc.                                        22,324                  624,849                   0.0%
#*   Extreme Networks, Inc.                                           59,549                  213,781                   0.0%
*    F5 Networks, Inc.                                                 6,260                  769,855                   0.0%
*    Fabrinet                                                         19,518                  355,423                   0.0%
*    Facebook, Inc. Class A                                          100,254                7,518,047                   0.2%
#    FactSet Research Systems, Inc.                                   11,570                1,520,761                   0.0%
     Fair Isaac Corp.                                                 26,082                1,624,909                   0.0%
*    Fairchild Semiconductor International, Inc.                     106,572                1,635,880                   0.0%
*    FalconStor Software, Inc.                                        19,668                   22,225                   0.0%
*    FARO Technologies, Inc.                                          11,101                  621,656                   0.0%
#    FEI Co.                                                          24,374                2,054,241                   0.1%
     Fidelity National Information Services, Inc.                    123,557                7,214,493                   0.2%
#*   Finisar Corp.                                                    62,407                1,043,445                   0.0%
#*   First Solar, Inc.                                                65,568                3,861,955                   0.1%
*    Fiserv, Inc.                                                     97,364                6,764,851                   0.1%
*    FleetCor Technologies, Inc.                                       8,220                1,237,603                   0.0%
     FLIR Systems, Inc.                                               77,749                2,606,924                   0.1%
*    FormFactor, Inc.                                                 40,355                  321,629                   0.0%
#    Forrester Research, Inc.                                         12,706                  511,798                   0.0%
*    Fortinet, Inc.                                                   14,650                  381,633                   0.0%
#*   Freescale Semiconductor, Ltd.                                    32,917                  654,719                   0.0%
*    Frequency Electronics, Inc.                                       4,145                   47,046                   0.0%
#*   Gartner, Inc.                                                    13,847                1,117,591                   0.0%
*    Genpact, Ltd.                                                   104,362                1,831,553                   0.1%
*    Global Cash Access Holdings, Inc.                                62,031                  452,206                   0.0%
     Global Payments, Inc.                                            42,703                3,437,592                   0.1%
     Globalscape, Inc.                                                 3,392                    8,412                   0.0%
*    Google, Inc. Class A                                             13,528                7,682,145                   0.2%
*    Google, Inc. Class C                                             12,528                7,004,154                   0.2%
*    GSE Systems, Inc.                                                 8,763                   13,232                   0.0%
*    GSI Group, Inc.                                                  14,874                  191,131                   0.0%
#*   GSI Technology, Inc.                                              9,727                   46,787                   0.0%
*    GTT Communications, Inc.                                         15,128                  196,361                   0.0%
#*   Guidance Software, Inc.                                           6,777                   45,609                   0.0%
     Hackett Group, Inc. (The)                                        24,377                  170,883                   0.0%
#*   Harmonic, Inc.                                                   78,404                  522,955                   0.0%
     Harris Corp.                                                     24,426                1,700,050                   0.0%
#    Heartland Payment Systems, Inc.                                  22,925                1,184,076                   0.0%
     Hewlett-Packard Co.                                             633,851               22,742,574                   0.5%
*    HomeAway, Inc.                                                    3,199                  111,645                   0.0%
#*   Hutchinson Technology, Inc.                                      26,332                   94,005                   0.0%
#    IAC/InterActiveCorp                                              77,073                5,217,071                   0.1%
*    ID Systems, Inc.                                                  4,988                   37,410                   0.0%
*    Identiv, Inc.                                                     1,836                   17,167                   0.0%
*    IEC Electronics Corp.                                             4,588                   22,711                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Information Technology -- (Continued)
*    iGATE Corp.                                                      37,361    $           1,384,225                   0.0%
*    II-VI, Inc.                                                      34,438                  464,569                   0.0%
#*   Imation Corp.                                                    14,604                   42,790                   0.0%
*    Immersion Corp.                                                  13,356                  112,458                   0.0%
#*   Infinera Corp.                                                   80,189                1,165,146                   0.0%
*    Informatica Corp.                                                17,096                  609,643                   0.0%
*    Ingram Micro, Inc. Class A                                      100,719                2,703,298                   0.1%
*    Innodata, Inc.                                                   15,241                   40,236                   0.0%
*    Inphi Corp.                                                      13,373                  207,014                   0.0%
*    Insight Enterprises, Inc.                                        34,350                  781,463                   0.0%
*    Integrated Device Technology, Inc.                              100,218                1,644,577                   0.0%
#    Integrated Silicon Solution, Inc.                                24,902                  338,169                   0.0%
     Intel Corp.                                                   1,402,548               47,700,657                   1.0%
#*   Interactive Intelligence Group, Inc.                              8,480                  409,245                   0.0%
#    InterDigital, Inc.                                               22,876                1,130,761                   0.0%
#*   Internap Network Services Corp.                                  36,369                  291,316                   0.0%
     International Business Machines Corp.                            72,831               11,973,416                   0.3%
*    International Rectifier Corp.                                    51,167                2,034,912                   0.1%
*    Interphase Corp.                                                  2,400                    7,032                   0.0%
     Intersil Corp. Class A                                           88,652                1,178,185                   0.0%
#*   Intevac, Inc.                                                    11,235                   83,139                   0.0%
*    IntraLinks Holdings, Inc.                                        25,699                  222,039                   0.0%
*    IntriCon Corp.                                                    3,283                   20,125                   0.0%
     Intuit, Inc.                                                     18,774                1,652,300                   0.0%
#*   InvenSense, Inc.                                                  1,102                   17,863                   0.0%
#*   IPG Photonics Corp.                                              19,699                1,446,104                   0.0%
*    Iteris, Inc.                                                      3,900                    6,786                   0.0%
#*   Itron, Inc.                                                      25,913                1,008,793                   0.0%
#*   Ixia                                                             43,412                  418,058                   0.0%
#    IXYS Corp.                                                       25,921                  302,498                   0.0%
#    j2 Global, Inc.                                                  36,305                1,963,737                   0.1%
     Jabil Circuit, Inc.                                             144,108                3,019,063                   0.1%
     Jack Henry & Associates, Inc.                                    34,105                2,040,161                   0.1%
#*   JDS Uniphase Corp.                                              105,461                1,419,505                   0.0%
     Juniper Networks, Inc.                                          118,865                2,504,486                   0.1%
#*   Kemet Corp.                                                      15,556                   74,669                   0.0%
*    Key Tronic Corp.                                                  5,745                   47,224                   0.0%
     KLA-Tencor Corp.                                                 47,962                3,796,192                   0.1%
#*   Knowles Corp.                                                    22,864                  444,933                   0.0%
*    Kofax, Ltd.                                                      11,542                   73,292                   0.0%
#*   Kopin Corp.                                                      43,212                  164,206                   0.0%
*    Kulicke & Soffa Industries, Inc.                                 55,838                  805,184                   0.0%
*    KVH Industries, Inc.                                             10,836                  140,001                   0.0%
     Lam Research Corp.                                               53,326                4,151,962                   0.1%
*    Lattice Semiconductor Corp.                                      79,245                  531,734                   0.0%
     Leidos Holdings, Inc.                                            53,283                1,948,559                   0.1%
#    Lexmark International, Inc. Class A                              54,418                2,348,681                   0.1%
*    LGL Group, Inc. (The)                                             1,209                    4,582                   0.0%
#*   Limelight Networks, Inc.                                         66,616                  162,543                   0.0%
     Linear Technology Corp.                                          36,065                1,545,025                   0.0%
#*   Lionbridge Technologies, Inc.                                    68,760                  332,111                   0.0%
#*   Liquidity Services, Inc.                                          1,628                   20,806                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Information Technology -- (Continued)
     Littelfuse, Inc.                                                 16,057    $           1,566,200                   0.0%
*    LoJack Corp.                                                     17,765                   50,097                   0.0%
#*   M/A-COM Technology Solutions Holdings, Inc.                       2,960                   65,090                   0.0%
*    Magnachip Semiconductor Corp.                                    25,149                  279,908                   0.0%
*    Manhattan Associates, Inc.                                       52,380                2,100,962                   0.1%
     ManTech International Corp. Class A                              14,962                  421,330                   0.0%
     Marchex, Inc. Class B                                            13,951                   53,432                   0.0%
     Marvell Technology Group, Ltd.                                   92,756                1,246,641                   0.0%
     MasterCard, Inc. Class A                                         70,291                5,886,871                   0.1%
#*   Mattersight Corp.                                                 2,980                   16,152                   0.0%
#*   Mattson Technology, Inc.                                         29,541                   78,579                   0.0%
     Maxim Integrated Products, Inc.                                  86,501                2,537,939                   0.1%
     MAXIMUS, Inc.                                                    60,433                2,928,583                   0.1%
*    MaxLinear, Inc. Class A                                           5,479                   38,846                   0.0%
#*   Maxwell Technologies, Inc.                                       16,511                  192,518                   0.0%
     Mentor Graphics Corp.                                            81,992                1,737,410                   0.0%
*    Mercury Systems, Inc.                                            18,376                  256,896                   0.0%
#    Mesa Laboratories, Inc.                                           2,490                  190,161                   0.0%
     Methode Electronics, Inc.                                        26,314                1,036,245                   0.0%
     Micrel, Inc.                                                     40,728                  494,438                   0.0%
#    Microchip Technology, Inc.                                       36,909                1,591,147                   0.0%
*    Micron Technology, Inc.                                         431,051               14,263,478                   0.3%
*    Microsemi Corp.                                                  65,941                1,719,082                   0.0%
     Microsoft Corp.                                                 675,654               31,721,955                   0.6%
     MKS Instruments, Inc.                                            43,122                1,569,641                   0.0%
#    MOCON, Inc.                                                       3,290                   50,765                   0.0%
#*   ModusLink Global Solutions, Inc.                                 22,105                   77,368                   0.0%
#*   MoneyGram International, Inc.                                     7,036                   60,510                   0.0%
     Monolithic Power Systems, Inc.                                   24,423                1,079,252                   0.0%
#    Monotype Imaging Holdings, Inc.                                  24,397                  697,998                   0.0%
#*   Monster Worldwide, Inc.                                          21,204                   81,847                   0.0%
#*   MoSys, Inc.                                                      23,590                   63,457                   0.0%
     Motorola Solutions, Inc.                                         39,832                2,569,164                   0.1%
#*   Move, Inc.                                                       19,384                  406,095                   0.0%
#    MTS Systems Corp.                                                11,907                  785,981                   0.0%
*    Multi-Fineline Electronix, Inc.                                  14,005                  142,151                   0.0%
#*   Nanometrics, Inc.                                                16,934                  229,286                   0.0%
*    NAPCO Security Technologies, Inc.                                 4,744                   20,304                   0.0%
     National Instruments Corp.                                       25,505                  807,998                   0.0%
*    NCI, Inc. Class A                                                 1,913                   19,474                   0.0%
*    NCR Corp.                                                       109,338                3,025,382                   0.1%
     NetApp, Inc.                                                    113,095                4,840,466                   0.1%
*    NETGEAR, Inc.                                                    26,176                  891,031                   0.0%
#*   Netscout Systems, Inc.                                           28,771                1,060,499                   0.0%
#*   NetSuite, Inc.                                                    5,504                  598,065                   0.0%
#*   NeuStar, Inc. Class A                                            20,843                  550,464                   0.0%
*    Newport Corp.                                                    26,884                  480,955                   0.0%
     NIC, Inc.                                                        25,086                  462,335                   0.0%
*    Novatel Wireless, Inc.                                           20,282                   57,804                   0.0%
#*   Nuance Communications, Inc.                                     143,386                2,212,446                   0.1%
#*   Numerex Corp. Class A                                             7,077                   92,284                   0.0%
     NVIDIA Corp.                                                    158,800                3,102,952                   0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Information Technology -- (Continued)
#*   Oclaro, Inc.                                                      2,852    $               4,478                   0.0%
*    OmniVision Technologies, Inc.                                    37,945                1,016,167                   0.0%
*    ON Semiconductor Corp.                                          243,090                2,015,216                   0.1%
#*   Onvia, Inc.                                                         521                    2,272                   0.0%
     Oplink Communications, Inc.                                      15,099                  314,814                   0.0%
     Optical Cable Corp.                                               2,727                   12,653                   0.0%
     Oracle Corp.                                                    401,851               15,692,282                   0.3%
*    OSI Systems, Inc.                                                14,423                1,022,302                   0.0%
#*   Pandora Media, Inc.                                               1,538                   29,653                   0.0%
*    PAR Technology Corp.                                              6,291                   32,329                   0.0%
     Park Electrochemical Corp.                                       12,639                  326,086                   0.0%
     Paychex, Inc.                                                    62,809                2,948,254                   0.1%
     PC Connection, Inc.                                              15,687                  374,135                   0.0%
     PC-Tel, Inc.                                                      9,651                   74,313                   0.0%
*    PCM, Inc.                                                         6,559                   63,360                   0.0%
*    PDF Solutions, Inc.                                              16,209                  210,231                   0.0%
     Pegasystems, Inc.                                                24,225                  524,956                   0.0%
     Perceptron, Inc.                                                  5,431                   54,690                   0.0%
*    Peregrine Semiconductor Corp.                                     5,140                   63,890                   0.0%
*    Perficient, Inc.                                                 23,015                  381,589                   0.0%
*    Pericom Semiconductor Corp.                                      14,990                  163,841                   0.0%
*    Photronics, Inc.                                                 40,446                  363,610                   0.0%
#*   Planar Systems, Inc.                                              8,372                   30,307                   0.0%
     Plantronics, Inc.                                                29,266                1,518,027                   0.0%
*    Plexus Corp.                                                     26,319                1,088,291                   0.0%
*    PMC-Sierra, Inc.                                                123,166                  959,463                   0.0%
*    Polycom, Inc.                                                    97,502                1,275,326                   0.0%
     Power Integrations, Inc.                                         18,346                  923,905                   0.0%
#*   PRGX Global, Inc.                                                15,202                   80,419                   0.0%
#*   Procera Networks, Inc.                                            9,637                   72,181                   0.0%
*    Progress Software Corp.                                          37,131                  961,693                   0.0%
*    PTC, Inc.                                                        59,372                2,265,042                   0.1%
     QAD, Inc. Class A                                                 6,498                  139,772                   0.0%
     QAD, Inc. Class B                                                 1,920                   35,520                   0.0%
*    QLogic Corp.                                                     33,070                  390,557                   0.0%
     QUALCOMM, Inc.                                                  145,409               11,416,061                   0.2%
*    Qualstar Corp.                                                      500                      615                   0.0%
#*   QuinStreet, Inc.                                                  4,164                   16,864                   0.0%
*    Qumu Corp.                                                        5,408                   80,904                   0.0%
#*   Rackspace Hosting, Inc.                                          47,238                1,812,050                   0.0%
#*   Radisys Corp.                                                     8,249                   20,623                   0.0%
#*   Rambus, Inc.                                                     79,978                  915,748                   0.0%
#*   RealD, Inc.                                                      14,528                  164,457                   0.0%
*    RealNetworks, Inc.                                               72,146                  497,807                   0.0%
#*   RealPage, Inc.                                                    6,162                  122,439                   0.0%
*    Red Hat, Inc.                                                    14,800                  872,016                   0.0%
#    Reis, Inc.                                                        6,463                  151,234                   0.0%
#*   Relm Wireless Corp.                                                 766                    4,251                   0.0%
#*   Remark Media, Inc.                                                  418                    2,023                   0.0%
     RF Industries, Ltd.                                               3,883                   17,668                   0.0%
#*   RF Micro Devices, Inc.                                          194,407                2,529,235                   0.1%
     Richardson Electronics, Ltd.                                      8,608                   86,166                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Information Technology -- (Continued)
#*   Rightside Group, Ltd.                                             2,793    $              26,450                   0.0%
*    Riverbed Technology, Inc.                                        39,694                  753,789                   0.0%
*    Rofin-Sinar Technologies, Inc.                                   19,716                  441,441                   0.0%
*    Rogers Corp.                                                     11,544                  789,263                   0.0%
#*   Rosetta Stone, Inc.                                              11,939                  114,256                   0.0%
*    Rovi Corp.                                                       64,011                1,336,550                   0.0%
#*   Rubicon Technology, Inc.                                          7,394                   32,755                   0.0%
#*   Rudolph Technologies, Inc.                                       21,979                  192,976                   0.0%
*    Saba Software, Inc.                                              13,847                  185,550                   0.0%
#*   Salesforce.com, Inc.                                             27,620                1,767,404                   0.0%
     SanDisk Corp.                                                    60,494                5,694,905                   0.1%
*    Sanmina Corp.                                                    58,782                1,473,665                   0.0%
*    Sapient Corp.                                                   109,195                1,891,257                   0.1%
*    ScanSource, Inc.                                                 18,185                  694,303                   0.0%
     Science Applications International Corp.                         31,697                1,550,300                   0.0%
*    Seachange International, Inc.                                    22,574                  152,600                   0.0%
#    Seagate Technology P.L.C.                                        60,324                3,790,157                   0.1%
*    Semtech Corp.                                                    40,160                1,019,261                   0.0%
*    ShoreTel, Inc.                                                   42,758                  345,912                   0.0%
#*   Shutterstock, Inc.                                                7,832                  609,016                   0.0%
*    Sigma Designs, Inc.                                              33,813                  134,914                   0.0%
#*   Silicon Graphics International Corp.                             15,981                  138,715                   0.0%
*    Silicon Image, Inc.                                              45,712                  245,016                   0.0%
*    Silicon Laboratories, Inc.                                       28,916                1,318,280                   0.0%
     Skyworks Solutions, Inc.                                        112,578                6,556,543                   0.1%
*    SMTC Corp.                                                        8,334                   14,668                   0.0%
*    SolarWinds, Inc.                                                 18,290                  869,690                   0.0%
     Solera Holdings, Inc.                                            16,905                  878,215                   0.0%
#*   Sonus Networks, Inc.                                            196,012                  680,162                   0.0%
#*   Spansion, Inc. Class A                                           40,874                  841,187                   0.0%
#*   Speed Commerce, Inc.                                             15,685                   46,584                   0.0%
*    SS&C Technologies Holdings, Inc.                                 46,066                2,225,909                   0.1%
*    Stamps.com, Inc.                                                 10,182                  375,716                   0.0%
*    StarTek, Inc.                                                     7,712                   57,994                   0.0%
#*   Stratasys, Ltd.                                                  22,554                2,714,599                   0.1%
#*   SunEdison, Inc.                                                 141,140                2,753,641                   0.1%
#*   SunPower Corp.                                                   60,268                1,918,933                   0.1%
*    Super Micro Computer, Inc.                                       25,605                  818,336                   0.0%
*    support.com, Inc.                                                26,618                   56,696                   0.0%
*    Sykes Enterprises, Inc.                                          34,094                  734,385                   0.0%
     Symantec Corp.                                                  225,406                5,594,577                   0.1%
#*   Synaptics, Inc.                                                  29,897                2,045,852                   0.1%
#*   Synchronoss Technologies, Inc.                                   23,126                1,194,920                   0.0%
#    SYNNEX Corp.                                                     26,278                1,817,912                   0.1%
*    Synopsys, Inc.                                                   63,948                2,620,589                   0.1%
#*   Syntel, Inc.                                                      7,915                  685,518                   0.0%
#*   Take-Two Interactive Software, Inc.                             124,881                3,303,102                   0.1%
     TE Connectivity, Ltd.                                            85,961                5,254,796                   0.1%
#*   Tech Data Corp.                                                  28,563                1,705,782                   0.0%
#*   TechTarget, Inc.                                                  7,526                   71,798                   0.0%
#*   TeleCommunication Systems, Inc. Class A                          44,620                  128,506                   0.0%
#*   Telenav, Inc.                                                    29,400                  212,268                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Information Technology -- (Continued)
*    TeleTech Holdings, Inc.                                          37,519    $             968,365                   0.0%
#*   Teradata Corp.                                                   60,100                2,543,432                   0.1%
     Teradyne, Inc.                                                  133,582                2,457,909                   0.1%
     Tessco Technologies, Inc.                                         5,854                  185,865                   0.0%
     Tessera Technologies, Inc.                                       37,392                1,136,343                   0.0%
     Texas Instruments, Inc.                                          99,015                4,917,085                   0.1%
     TheStreet, Inc.                                                  12,656                   28,982                   0.0%
#*   TIBCO Software, Inc.                                             77,066                1,801,032                   0.0%
#*   TiVo, Inc.                                                       24,299                  317,102                   0.0%
     Total System Services, Inc.                                     129,183                4,365,094                   0.1%
     Transact Technologies, Inc.                                       5,300                   30,369                   0.0%
*    Trimble Navigation, Ltd.                                         52,092                1,399,191                   0.0%
#*   TriQuint Semiconductor, Inc.                                    111,918                2,420,786                   0.1%
#*   TTM Technologies, Inc.                                           62,083                  428,994                   0.0%
#*   Tyler Technologies, Inc.                                         18,173                2,033,922                   0.1%
#*   Ultimate Software Group, Inc. (The)                               3,200                  481,632                   0.0%
*    Ultra Clean Holdings, Inc.                                       17,635                  154,835                   0.0%
#*   Ultratech, Inc.                                                  18,995                  363,374                   0.0%
#*   Unisys Corp.                                                     15,273                  391,600                   0.0%
#    United Online, Inc.                                               9,323                  104,604                   0.0%
*    Unwired Planet, Inc.                                             24,541                   38,039                   0.0%
*    Vantiv, Inc. Class A                                             32,362                1,000,633                   0.0%
#*   Veeco Instruments, Inc.                                          26,082                  938,691                   0.0%
*    VeriFone Systems, Inc.                                           60,130                2,240,444                   0.1%
*    Verint Systems, Inc.                                             30,460                1,751,145                   0.0%
#*   VeriSign, Inc.                                                   14,100                  842,616                   0.0%
#*   ViaSat, Inc.                                                     28,958                1,813,929                   0.1%
*    Viasystems Group, Inc.                                           10,620                  168,539                   0.0%
*    Video Display Corp.                                               3,247                    9,579                   0.0%
#*   Virtusa Corp.                                                    21,489                  880,619                   0.0%
     Visa, Inc. Class A                                               71,331               17,221,443                   0.4%
#    Vishay Intertechnology, Inc.                                    131,644                1,778,510                   0.0%
*    Vishay Precision Group, Inc.                                      9,403                  159,757                   0.0%
*    VistaPrint NV                                                    14,276                  954,493                   0.0%
*    VMware, Inc. Class A                                              3,400                  284,138                   0.0%
     Wayside Technology Group, Inc.                                    3,335                   57,696                   0.0%
#*   Web.com Group, Inc.                                              30,956                  635,527                   0.0%
#*   WebMD Health Corp.                                               17,467                  745,492                   0.0%
*    Westell Technologies, Inc. Class A                               29,716                   39,819                   0.0%
     Western Digital Corp.                                            82,365                8,102,245                   0.2%
#    Western Union Co. (The)                                          71,112                1,206,060                   0.0%
*    WEX, Inc.                                                        22,892                2,599,616                   0.1%
*    Xcerra Corp.                                                     31,104                  264,073                   0.0%
     Xerox Corp.                                                     576,168                7,651,511                   0.2%
     Xilinx, Inc.                                                     60,741                2,701,760                   0.1%
*    XO Group, Inc.                                                   17,814                  226,772                   0.0%
*    Yahoo!, Inc.                                                     94,588                4,355,777                   0.1%
*    Zebra Technologies Corp. Class A                                 35,863                2,644,896                   0.1%
#*   Zix Corp.                                                        41,374                  136,534                   0.0%
#*   Zynga, Inc. Class A                                             421,209                1,074,083                   0.0%
                                                                                ---------------------    ------------------
Total Information Technology                                                              795,864,305                  15.7%
                                                                                ---------------------    ------------------

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Materials -- (4.6%)
     A Schulman, Inc.                                                 20,711    $             733,377                   0.0%
*    AEP Industries, Inc.                                              4,549                  209,209                   0.0%
     Air Products & Chemicals, Inc.                                   23,298                3,137,309                   0.1%
     Airgas, Inc.                                                     36,327                4,051,914                   0.1%
#    Albemarle Corp.                                                  60,218                3,515,527                   0.1%
     Alcoa, Inc.                                                     462,297                7,748,098                   0.2%
     Allegheny Technologies, Inc.                                     65,699                2,158,212                   0.1%
#*   Allied Nevada Gold Corp.                                          8,534                   11,862                   0.0%
#*   AM Castle & Co.                                                  13,330                   97,976                   0.0%
#    American Vanguard Corp.                                          16,484                  190,225                   0.0%
     Ampco-Pittsburgh Corp.                                            4,586                   99,929                   0.0%
#    Aptargroup, Inc.                                                 36,958                2,300,266                   0.1%
     Ashland, Inc.                                                    35,427                3,828,596                   0.1%
#    Avery Dennison Corp.                                             69,913                3,275,424                   0.1%
     Axiall Corp.                                                     36,607                1,475,262                   0.0%
#    Balchem Corp.                                                    15,253                  986,869                   0.0%
     Ball Corp.                                                       22,000                1,417,460                   0.0%
     Bemis Co., Inc.                                                  66,895                2,573,451                   0.1%
*    Berry Plastics Group, Inc.                                       31,866                  829,153                   0.0%
     Cabot Corp.                                                      45,400                2,107,922                   0.0%
*    Calgon Carbon Corp.                                              38,212                  803,598                   0.0%
     Carpenter Technology Corp.                                       33,193                1,661,310                   0.0%
     Celanese Corp. Series A                                          61,397                3,605,846                   0.1%
#*   Century Aluminum Co.                                             69,737                2,041,899                   0.0%
     CF Industries Holdings, Inc.                                     30,186                7,848,360                   0.2%
     Chase Corp.                                                       3,920                  140,610                   0.0%
*    Chemtura Corp.                                                   69,113                1,609,642                   0.0%
*    Clearwater Paper Corp.                                           15,020                  966,537                   0.0%
     Commercial Metals Co.                                            93,928                1,624,015                   0.0%
     Compass Minerals International, Inc.                             21,293                1,824,384                   0.0%
#*   Contango ORE, Inc.                                                  780                    6,045                   0.0%
*    Core Molding Technologies, Inc.                                   4,878                   64,877                   0.0%
*    Crown Holdings, Inc.                                             12,300                  589,539                   0.0%
     Cytec Industries, Inc.                                           61,070                2,847,694                   0.1%
#    Deltic Timber Corp.                                               6,480                  421,783                   0.0%
     Domtar Corp.                                                     46,542                1,911,480                   0.0%
     Dow Chemical Co. (The)                                          287,493               14,202,154                   0.3%
     Eagle Materials, Inc.                                            28,380                2,481,263                   0.1%
     Eastman Chemical Co.                                             86,515                6,988,682                   0.1%
     Ecolab, Inc.                                                     24,109                2,681,644                   0.1%
     EI du Pont de Nemours & Co.                                     119,246                8,245,861                   0.2%
*    Ferro Corp.                                                     137,587                1,805,141                   0.0%
#*   Flotek Industries, Inc.                                          30,204                  669,321                   0.0%
     FMC Corp.                                                        21,044                1,206,873                   0.0%
     Freeport-McMoRan, Inc.                                          275,365                7,847,902                   0.2%
     Friedman Industries, Inc.                                         5,121                   39,124                   0.0%
     FutureFuel Corp.                                                 30,554                  406,979                   0.0%
#*   General Moly, Inc.                                               58,531                   38,630                   0.0%
     Globe Specialty Metals, Inc.                                     50,278                  945,729                   0.0%
*    Graphic Packaging Holding Co.                                   268,472                3,256,565                   0.1%
     Greif, Inc. Class A                                              19,471                  857,892                   0.0%
     Greif, Inc. Class B                                               8,861                  444,999                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Materials -- (Continued)
#    Hawkins, Inc.                                                     6,748    $             259,865                   0.0%
#    Haynes International, Inc.                                        6,462                  300,418                   0.0%
     HB Fuller Co.                                                    36,688                1,539,795                   0.0%
*    Headwaters, Inc.                                                 49,356                  626,821                   0.0%
#    Hecla Mining Co.                                                105,137                  229,199                   0.0%
#*   Horsehead Holding Corp.                                          34,634                  544,100                   0.0%
     Huntsman Corp.                                                  155,050                3,783,220                   0.1%
     Innophos Holdings, Inc.                                          18,488                1,053,816                   0.0%
     Innospec, Inc.                                                   16,438                  663,602                   0.0%
     International Flavors & Fragrances, Inc.                          8,200                  813,030                   0.0%
     International Paper Co.                                         135,000                6,833,700                   0.1%
#*   Intrepid Potash, Inc.                                            38,396                  516,426                   0.0%
#    Kaiser Aluminum Corp.                                            12,565                  873,896                   0.0%
*    KapStone Paper and Packaging Corp.                               89,632                2,757,080                   0.1%
#    KMG Chemicals, Inc.                                               7,438                  131,653                   0.0%
#    Koppers Holdings, Inc.                                           12,581                  496,698                   0.0%
*    Kraton Performance Polymers, Inc.                                12,732                  227,775                   0.0%
#    Kronos Worldwide, Inc.                                           33,276                  447,229                   0.0%
*    Landec Corp.                                                     22,047                  277,572                   0.0%
#*   Louisiana-Pacific Corp.                                          91,532                1,336,367                   0.0%
*    LSB Industries, Inc.                                             16,884                  633,657                   0.0%
     LyondellBasell Industries NV Class A                             77,049                7,060,000                   0.1%
#    Martin Marietta Materials, Inc.                                  38,277                4,475,347                   0.1%
     Materion Corp.                                                   16,828                  663,865                   0.0%
#*   McEwen Mining, Inc.                                               5,410                    6,708                   0.0%
     MeadWestvaco Corp.                                               98,891                4,368,015                   0.1%
*    Mercer International, Inc.                                       28,414                  357,448                   0.0%
     Minerals Technologies, Inc.                                      24,648                1,890,748                   0.0%
     Monsanto Co.                                                     31,073                3,574,638                   0.1%
     Mosaic Co. (The)                                                 74,140                3,285,143                   0.1%
     Myers Industries, Inc.                                           24,254                  362,355                   0.0%
     Neenah Paper, Inc.                                               14,483                  883,608                   0.0%
#    NewMarket Corp.                                                   6,400                2,483,264                   0.1%
     Newmont Mining Corp.                                            169,973                3,188,693                   0.1%
     Noranda Aluminum Holding Corp.                                   44,811                  197,617                   0.0%
*    Northern Technologies International Corp.                           929                   17,391                   0.0%
     Nucor Corp.                                                      74,096                4,005,630                   0.1%
#    Olin Corp.                                                       56,083                1,359,452                   0.0%
#    Olympic Steel, Inc.                                               7,202                  144,904                   0.0%
     OM Group, Inc.                                                   21,791                  567,220                   0.0%
#*   OMNOVA Solutions, Inc.                                           31,590                  222,078                   0.0%
*    Owens-Illinois, Inc.                                            135,793                3,499,386                   0.1%
     Packaging Corp. of America                                       49,760                3,586,701                   0.1%
*    Penford Corp.                                                     8,331                  157,039                   0.0%
     PH Glatfelter Co.                                                27,085                  683,355                   0.0%
     PolyOne Corp.                                                    64,308                2,380,039                   0.1%
     PPG Industries, Inc.                                             10,790                2,197,815                   0.1%
     Praxair, Inc.                                                    32,224                4,059,902                   0.1%
     Quaker Chemical Corp.                                             9,178                  753,330                   0.0%
     Reliance Steel & Aluminum Co.                                    49,302                3,326,899                   0.1%
#*   Rentech, Inc.                                                    89,229                  141,874                   0.0%
*    Resolute Forest Products, Inc.                                    2,286                   42,428                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Materials -- (Continued)
           Rock-Tenn Co. Class A                                      59,941    $           3,065,982                   0.1%
           Rockwood Holdings, Inc.                                    42,536                3,271,444                   0.1%
#          Royal Gold, Inc.                                           30,200                1,725,930                   0.0%
           RPM International, Inc.                                    70,295                3,184,364                   0.1%
*          RTI International Metals, Inc.                             17,430                  410,477                   0.0%
#          Schnitzer Steel Industries, Inc. Class A                    9,228                  217,319                   0.0%
           Schweitzer-Mauduit International, Inc.                     20,896                  899,782                   0.0%
           Scotts Miracle-Gro Co. (The) Class A                       21,464                1,271,527                   0.0%
           Sealed Air Corp.                                           75,798                2,747,678                   0.1%
#*         Senomyx, Inc.                                              11,087                   87,809                   0.0%
           Sensient Technologies Corp.                                34,170                2,022,181                   0.0%
           Sherwin-Williams Co. (The)                                  8,800                2,020,128                   0.0%
           Sigma-Aldrich Corp.                                         9,500                1,291,145                   0.0%
           Silgan Holdings, Inc.                                      37,707                1,853,676                   0.0%
           Sonoco Products Co.                                        61,149                2,499,160                   0.1%
#          Southern Copper Corp.                                      11,634                  334,827                   0.0%
           Steel Dynamics, Inc.                                      154,389                3,552,491                   0.1%
           Stepan Co.                                                 14,992                  663,846                   0.0%
#*         Stillwater Mining Co.                                      82,167                1,078,853                   0.0%
#*         SunCoke Energy, Inc.                                       54,820                1,310,198                   0.0%
           Synalloy Corp.                                              4,403                   71,108                   0.0%
           TimkenSteel Corp.                                          28,350                1,150,443                   0.0%
*          Trecora Resources                                           9,325                  122,624                   0.0%
           Tredegar Corp.                                             12,950                  246,309                   0.0%
           Tronox, Ltd. Class A                                       35,449                  857,157                   0.0%
           United States Lime & Minerals, Inc.                         3,102                  217,481                   0.0%
#          United States Steel Corp.                                 100,605                4,028,224                   0.1%
#*         Universal Stainless & Alloy Products, Inc.                  3,717                   95,564                   0.0%
#          US Silica Holdings, Inc.                                   24,885                1,117,337                   0.0%
           Valspar Corp. (The)                                        39,680                3,260,109                   0.1%
#*         Verso Paper Corp.                                           1,800                    5,220                   0.0%
           Vulcan Materials Co.                                       31,380                1,936,460                   0.0%
           Wausau Paper Corp.                                         18,875                  186,674                   0.0%
           Westlake Chemical Corp.                                    88,480                6,242,264                   0.1%
#          Worthington Industries, Inc.                               57,817                2,234,627                   0.1%
*          WR Grace & Co.                                             16,004                1,513,978                   0.0%
           Zep, Inc.                                                  14,727                  236,516                   0.0%
                                                                                ---------------------    ------------------
Total Materials                                                                           262,154,142                   5.2%
                                                                                ---------------------    ------------------
Other -- (0.0%)
(Degree)*  Brooklyn Federal Bancorp, Inc. Escrow Shares                2,600                       --                   0.0%
(Degree)*  Gerber Scientific, Inc. Escrow Shares                      12,557                       --                   0.0%
                                                                                ---------------------    ------------------
Total Other                                                                                        --                   0.0%
                                                                                ---------------------    ------------------
Real Estate Investment Trusts -- (0.0%)
*          CareTrust REIT, Inc.                                       15,555                  241,569                   0.0%
                                                                                ---------------------    ------------------
Telecommunication Services -- (2.5%)
#*         8x8, Inc.                                                  29,171                  229,284                   0.0%
#*         Alaska Communications Systems Group, Inc.                   6,824                    9,212                   0.0%
*          Alteva                                                      2,937                   20,853                   0.0%
           AT&T, Inc.                                              1,975,593               68,829,660                   1.4%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Telecommunication Services -- (Continued)
     Atlantic Tele-Network, Inc.                                      10,116    $             679,694                   0.0%
#*   Boingo Wireless, Inc.                                            13,182                   92,406                   0.0%
     CenturyLink, Inc.                                               142,606                5,915,297                   0.1%
#*   Cincinnati Bell, Inc.                                           128,827                  472,795                   0.0%
#    Cogent Communications Holdings, Inc.                             20,856                  707,853                   0.0%
#    Consolidated Communications Holdings, Inc.                       38,620                1,000,258                   0.0%
#    Frontier Communications Corp.                                   690,273                4,514,385                   0.1%
*    General Communication, Inc. Class A                              37,070                  434,831                   0.0%
#*   Hawaiian Telcom Holdco, Inc.                                        200                    5,380                   0.0%
     IDT Corp. Class B                                                22,848                  376,535                   0.0%
     Inteliquent, Inc.                                                40,522                  681,985                   0.0%
#*   Intelsat SA                                                      11,737                  228,402                   0.0%
#*   Iridium Communications, Inc.                                     44,017                  418,162                   0.0%
#*   Level 3 Communications, Inc.                                     35,088                1,645,978                   0.1%
#    Lumos Networks Corp.                                             15,973                  274,736                   0.0%
#    NTELOS Holdings Corp.                                            10,991                  110,789                   0.0%
#*   ORBCOMM, Inc.                                                    37,721                  238,397                   0.0%
#*   Premiere Global Services, Inc.                                   33,866                  354,577                   0.0%
*    SBA Communications Corp. Class A                                 21,982                2,469,238                   0.1%
#    Shenandoah Telecommunications Co.                                15,922                  471,132                   0.0%
     Spok Holdings, Inc.                                              18,161                  294,935                   0.0%
#*   Sprint Corp.                                                    110,821                  657,169                   0.0%
*    Straight Path Communications, Inc. Class B                        7,493                  161,849                   0.0%
*    T-Mobile US, Inc.                                                51,251                1,496,017                   0.0%
     Telephone & Data Systems, Inc.                                   63,934                1,639,268                   0.0%
*    tw telecom, Inc.                                                 40,157                1,717,916                   0.1%
#*   United States Cellular Corp.                                     12,696                  462,388                   0.0%
     Verizon Communications, Inc.                                    740,077               37,188,869                   0.8%
#*   Vonage Holdings Corp.                                           144,148                  501,635                   0.0%
#    Windstream Holdings, Inc.                                       481,436                5,045,449                   0.1%
                                                                                ---------------------    ------------------
Total Telecommunication Services                                                          139,347,334                   2.8%
                                                                                ---------------------    ------------------
Utilities -- (1.7%)
     AES Corp.                                                       142,171                2,000,346                   0.1%
     AGL Resources, Inc.                                              28,112                1,515,518                   0.1%
     ALLETE, Inc.                                                     23,303                1,217,349                   0.0%
     Alliant Energy Corp.                                             12,946                  801,487                   0.0%
     Ameren Corp.                                                     17,841                  755,388                   0.0%
     American Electric Power Co., Inc.                                28,000                1,633,520                   0.1%
     American States Water Co.                                        20,043                  717,139                   0.0%
     American Water Works Co., Inc.                                    9,578                  511,178                   0.0%
#    Aqua America, Inc.                                               43,146                1,130,425                   0.0%
#    Artesian Resources Corp. Class A                                  3,453                   76,898                   0.0%
     Atmos Energy Corp.                                               23,008                1,219,424                   0.0%
#    Avista Corp.                                                     34,006                1,205,513                   0.0%
     Black Hills Corp.                                                24,539                1,343,019                   0.0%
#*   Cadiz, Inc.                                                       2,488                   24,780                   0.0%
     California Water Service Group                                   25,697                  668,893                   0.0%
*    Calpine Corp.                                                   153,092                3,493,559                   0.1%
     CenterPoint Energy, Inc.                                         32,446                  796,549                   0.0%
#    Chesapeake Utilities Corp.                                        9,663                  467,979                   0.0%
     Cleco Corp.                                                      21,400                1,150,464                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Utilities -- (Continued)
     CMS Energy Corp.                                                 35,800    $           1,169,586                   0.0%
#    Connecticut Water Service, Inc.                                   6,680                  248,296                   0.0%
#    Consolidated Edison, Inc.                                        19,781                1,253,324                   0.0%
     Consolidated Water Co., Ltd.                                      8,030                   96,280                   0.0%
#    Delta Natural Gas Co., Inc.                                       2,958                   61,290                   0.0%
     Dominion Resources, Inc.                                         34,465                2,457,355                   0.1%
     DTE Energy Co.                                                   15,100                1,240,616                   0.0%
     Duke Energy Corp.                                                41,668                3,423,026                   0.1%
#*   Dynegy, Inc.                                                     37,196                1,134,478                   0.0%
     Edison International                                             18,676                1,168,744                   0.0%
     El Paso Electric Co.                                             21,595                  817,155                   0.0%
     Empire District Electric Co. (The)                               21,294                  605,601                   0.0%
     Entergy Corp.                                                    14,449                1,214,005                   0.0%
#    Exelon Corp.                                                     35,493                1,298,689                   0.0%
     FirstEnergy Corp.                                                19,183                  716,293                   0.0%
     Gas Natural, Inc.                                                 5,877                   66,704                   0.0%
#*   Genie Energy, Ltd. Class B                                       12,764                   92,539                   0.0%
#    Great Plains Energy, Inc.                                        39,645                1,067,640                   0.0%
#    Hawaiian Electric Industries, Inc.                               43,152                1,215,160                   0.0%
     IDACORP, Inc.                                                    28,517                1,803,130                   0.1%
     Integrys Energy Group, Inc.                                      19,386                1,408,974                   0.0%
     ITC Holdings Corp.                                               41,154                1,630,110                   0.1%
#    Laclede Group, Inc. (The)                                        19,612                  995,701                   0.0%
     MDU Resources Group, Inc.                                        34,636                  976,042                   0.0%
#    MGE Energy, Inc.                                                 15,924                  708,140                   0.0%
#    Middlesex Water Co.                                               9,603                  216,548                   0.0%
#    National Fuel Gas Co.                                            11,251                  778,907                   0.0%
     New Jersey Resources Corp.                                       24,881                1,455,041                   0.1%
     NextEra Energy, Inc.                                             25,658                2,571,445                   0.1%
     NiSource, Inc.                                                   21,400                  900,084                   0.0%
#    Northeast Utilities                                              27,883                1,376,026                   0.0%
#    Northwest Natural Gas Co.                                        12,003                  563,301                   0.0%
     NorthWestern Corp.                                               21,757                1,149,640                   0.0%
     NRG Energy, Inc.                                                 85,540                2,564,489                   0.1%
     OGE Energy Corp.                                                 25,200                  939,708                   0.0%
     ONE Gas, Inc.                                                    25,983                  986,055                   0.0%
#    Ormat Technologies, Inc.                                         24,692                  714,833                   0.0%
#    Otter Tail Corp.                                                 19,733                  611,723                   0.0%
     Pepco Holdings, Inc.                                             32,515                  888,960                   0.0%
     PG&E Corp.                                                       18,984                  955,275                   0.0%
     Piedmont Natural Gas Co., Inc.                                   26,711                1,015,285                   0.0%
     Pinnacle West Capital Corp.                                      12,900                  792,963                   0.0%
     PNM Resources, Inc.                                              44,367                1,279,988                   0.0%
#    Portland General Electric Co.                                    45,881                1,670,527                   0.1%
     PPL Corp.                                                        29,467                1,031,050                   0.0%
     Public Service Enterprise Group, Inc.                            50,049                2,067,524                   0.1%
     Questar Corp.                                                    96,766                2,333,028                   0.1%
     RGC Resources, Inc.                                                 678                   13,723                   0.0%
#    SCANA Corp.                                                      11,266                  618,391                   0.0%
     Sempra Energy                                                    13,294                1,462,340                   0.1%
     SJW Corp.                                                        11,911                  380,676                   0.0%
     South Jersey Industries, Inc.                                    18,842                1,104,895                   0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                               SHARES                   VALUE+             OF NET ASSETS**
                                                        --------------------    ---------------------    -------------------
Utilities -- (Continued)
           Southern Co. (The)                                         44,956    $           2,084,160                   0.1%
           Southwest Gas Corp.                                        25,612                1,487,801                   0.1%
#          TECO Energy, Inc.                                          43,308                  849,270                   0.0%
           UGI Corp.                                                 120,261                4,532,637                   0.1%
           UIL Holdings Corp.                                         27,377                1,126,290                   0.0%
#          Unitil Corp.                                                9,462                  329,656                   0.0%
           Vectren Corp.                                              18,943                  851,488                   0.0%
#          Westar Energy, Inc.                                        30,202                1,141,938                   0.0%
           WGL Holdings, Inc.                                         26,703                1,255,041                   0.0%
#          Wisconsin Energy Corp.                                     18,000                  893,880                   0.0%
           Xcel Energy, Inc.                                          43,091                1,442,256                   0.1%
#          York Water Co.                                              5,802                  127,528                   0.0%
                                                                                ---------------------    ------------------
Total Utilities                                                                            94,162,676                   1.9%
                                                                                ---------------------    ------------------
TOTAL COMMON STOCKS                                                                     5,047,166,657                  99.8%
                                                                                ---------------------    ------------------
RIGHTS/WARRANTS -- (0.0%)
(Degree)*  Community Health Systems, Inc.
           Rights 01/04/16                                           137,366                    4,107                   0.0%
(Degree)*  Leap Wireless International, Inc. Contingent
           Value Rights                                               42,008                  105,860                   0.0%
(Degree)*  LGL Group, Inc. (The) Warrants 08/06/18                     6,045                      121                   0.0%
(Degree)#* Magnum Hunter Resources Corp.
           Warrants 04/15/16                                           9,520                       --                   0.0%
(Degree)#* Sears Holdings Corp. Rights 11/07/14                       35,050                      841                   0.0%
                                                                                ---------------------    ------------------
TOTAL RIGHTS/WARRANTS                                                                         110,929                   0.0%
                                                                                ---------------------    ------------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
           State Street Institutional Liquid
           Reserves, 0.077%                                        6,534,172                6,534,172                   0.1%
                                                                                ---------------------    ------------------

SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@ DFA Short Term Investment Fund                               50,125,050              579,946,827                  11.5%
                                                                                ---------------------    ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,585,029,602)                             $       5,633,758,585                 111.4%
                                                                                =====================    ==================

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ------------------------------------------------------------------------------------------
                                              LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                                       --------------------   --------------------   --------------------  ----------------------
Common Stocks
     Consumer Discretionary            $        738,225,474                     --                     --  $          738,225,474
     Consumer Staples                           303,130,151                     --                     --             303,130,151
     Energy                                     540,579,779                     --                     --             540,579,779
     Financials                                 894,220,473   $              4,653                     --             894,225,126
     Health Care                                548,799,186                 56,314                     --             548,855,500
     Industrials                                730,380,375                    226                     --             730,380,601
     Information Technology                     795,864,305                     --                     --             795,864,305
     Materials                                  262,154,142                     --                     --             262,154,142
     Other                                               --                     --                     --                      --
     Real Estate Investment Trusts                  241,569                     --                     --                 241,569
     Telecommunication Services                 139,347,334                     --                     --             139,347,334
     Utilities                                   94,162,676                     --                     --              94,162,676
Rights/Warrants                                          --                110,929                     --                 110,929
Temporary Cash Investments                        6,534,172                     --                     --               6,534,172
Securities Lending Collateral                            --            579,946,827                     --             579,946,827
                                       --------------------   --------------------   --------------------  ----------------------
TOTAL                                  $      5,053,639,636   $        580,118,949                     --  $        5,633,758,585
                                       ====================   ====================   ====================  ======================

                  TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                               PERCENTAGE
                                                               SHARES                    VALUE++            OF NET ASSETS**
                                                         --------------------    ---------------------    -------------------
COMMON STOCKS -- (99.5%)
AUSTRALIA -- (6.3%)
     Adelaide Brighton, Ltd.                                           28,536    $              85,096                   0.0%
*    Alumina, Ltd.                                                  1,472,416                2,128,069                   0.1%
*    Alumina, Ltd. Sponsored ADR                                       39,590                  225,267                   0.0%
     AMP, Ltd.                                                        100,582                  518,704                   0.0%
     Asciano, Ltd.                                                  1,426,870                7,892,672                   0.3%
     ASX, Ltd.                                                         14,805                  469,723                   0.0%
     Bank of Queensland, Ltd.                                         266,360                2,961,066                   0.1%
     Beach Energy, Ltd.                                                42,299                   43,754                   0.0%
     Bendigo & Adelaide Bank Ltd                                      326,386                3,584,344                   0.1%
*    BlueScope Steel, Ltd.                                            363,944                1,696,693                   0.1%
     Boral, Ltd.                                                      646,247                2,838,424                   0.1%
     Caltex Australia, Ltd.                                           110,645                3,047,513                   0.1%
     Downer EDI, Ltd.                                                 138,773                  586,016                   0.0%
     Echo Entertainment Group, Ltd.                                   370,129                1,242,780                   0.0%
     Fairfax Media, Ltd.                                               52,779                   37,936                   0.0%
     Fortescue Metals Group, Ltd.                                     631,268                1,948,306                   0.1%
     GrainCorp, Ltd. Class A                                          158,500                1,225,919                   0.0%
     Harvey Norman Holdings, Ltd.                                     413,690                1,391,147                   0.1%
     Incitec Pivot, Ltd.                                            1,388,957                3,564,194                   0.1%
     Leighton Holdings, Ltd.                                           14,190                  276,263                   0.0%
     Lend Lease Group                                                 302,404                4,217,634                   0.2%
     Macquarie Group, Ltd.                                            362,135               19,571,223                   0.7%
     Metcash, Ltd.                                                    225,403                  562,960                   0.0%
     National Australia Bank, Ltd.                                    384,630               11,898,819                   0.4%
     New Hope Corp., Ltd.                                              87,426                  173,026                   0.0%
*    Newcrest Mining, Ltd.                                            460,289                3,775,105                   0.1%
     Orica, Ltd.                                                       52,784                  963,532                   0.0%
     Origin Energy, Ltd.                                              823,185               10,341,442                   0.4%
     Primary Health Care, Ltd.                                        282,772                1,158,809                   0.0%
*    Qantas Airways, Ltd.                                           1,167,140                1,743,838                   0.1%
     QBE Insurance Group, Ltd.                                        742,502                7,542,263                   0.3%
     Rio Tinto, Ltd.                                                  174,365                9,310,795                   0.3%
     Santos, Ltd.                                                   1,402,673               16,073,580                   0.5%
     Seven Group Holdings, Ltd.                                       101,875                  614,563                   0.0%
     Sims Metal Management, Ltd.                                       83,499                  833,601                   0.0%
     Sims Metal Management, Ltd. Sponsored ADR                          7,228                   70,741                   0.0%
     Sonic Healthcare, Ltd.                                            41,394                  685,019                   0.0%
     Suncorp Group, Ltd.                                            1,046,263               13,614,210                   0.5%
     Tabcorp Holdings, Ltd.                                           682,591                2,451,981                   0.1%
     Tatts Group, Ltd.                                              1,356,838                4,153,398                   0.1%
     Toll Holdings, Ltd.                                              754,060                3,777,999                   0.1%
     Treasury Wine Estates, Ltd.                                      440,182                1,797,245                   0.1%
     Wesfarmers, Ltd.                                                 786,520               30,609,540                   1.0%
     Woodside Petroleum, Ltd.                                         148,919                5,289,654                   0.2%
     WorleyParsons, Ltd.                                               37,947                  452,926                   0.0%
                                                                                  --------------------    ------------------
TOTAL AUSTRALIA                                                                            187,447,789                   6.3%
                                                                                  --------------------    ------------------
AUSTRIA -- (0.2%)
     Erste Group Bank AG                                              108,153                2,759,797                   0.1%
     OMV AG                                                            31,375                  986,211                   0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                               SHARES                    VALUE++            OF NET ASSETS**
                                                         --------------------    ---------------------    -------------------
AUSTRIA -- (Continued)
     Raiffeisen Bank International AG                                  38,849    $             831,828                   0.0%
                                                                                  --------------------    ------------------
TOTAL AUSTRIA                                                                                4,577,836                   0.2%
                                                                                  --------------------    ------------------
BELGIUM -- (1.5%)
     Ageas                                                            227,139                7,592,783                   0.3%
     Colruyt SA                                                        19,751                  899,563                   0.0%
     Delhaize Group SA                                                 99,532                6,805,486                   0.2%
     Delhaize Group SA Sponsored ADR                                   42,400                  722,496                   0.0%
*    KBC Groep NV                                                     208,112               11,178,890                   0.4%
     Solvay SA                                                         69,836                9,533,989                   0.3%
     UCB SA                                                            86,038                6,938,645                   0.2%
     Umicore SA                                                        43,775                1,718,102                   0.1%
                                                                                  --------------------    ------------------
TOTAL BELGIUM                                                                               45,389,954                   1.5%
                                                                                  --------------------    ------------------
CANADA -- (8.3%)
     Agnico Eagle Mines, Ltd.(008474108)                              103,553                2,433,495                   0.1%
     Agnico Eagle Mines, Ltd.(2009823)                                  4,351                  102,539                   0.0%
     Agrium, Inc.                                                      63,645                6,225,754                   0.2%
*    Athabasca Oil Corp.                                                1,661                    5,379                   0.0%
     Bank of Montreal                                                  46,267                3,358,984                   0.1%
     Barrick Gold Corp.                                               796,764                9,457,589                   0.3%
#*   BlackBerry, Ltd.(09228F103)                                       71,901                  754,961                   0.0%
*    BlackBerry, Ltd.(BCBHZ31)                                        211,699                2,223,962                   0.1%
     Bonavista Energy Corp.                                           101,084                  949,807                   0.0%
     Cameco Corp.(13321L108)                                          154,117                2,678,553                   0.1%
     Cameco Corp.(2166160)                                             55,352                  961,127                   0.0%
     Canadian Natural Resources, Ltd.(136385101)                      439,153               15,317,657                   0.5%
     Canadian Natural Resources, Ltd.(2171573)                        440,539               15,373,230                   0.5%
     Canadian Tire Corp., Ltd. Class A                                 93,646               10,267,367                   0.4%
*    Catamaran Corp.                                                   34,632                1,650,907                   0.1%
     Crescent Point Energy Corp.                                      186,594                6,167,097                   0.2%
     Eldorado Gold Corp.(2307873)                                      77,017                  420,944                   0.0%
     Eldorado Gold Corp.(284902103)                                   122,985                  673,958                   0.0%
     Empire Co., Ltd.                                                  21,596                1,494,024                   0.1%
     Enerplus Corp.(292766102)                                         58,546                  837,208                   0.0%
     Enerplus Corp.(B584T89)                                           91,995                1,317,421                   0.0%
     Ensign Energy Services, Inc.                                      70,294                  793,345                   0.0%
     Fairfax Financial Holdings, Ltd.                                  13,300                6,076,544                   0.2%
     First Quantum Minerals, Ltd.                                     452,827                6,830,267                   0.2%
     Genworth MI Canada, Inc.                                          27,305                  954,542                   0.0%
     George Weston, Ltd.                                               22,934                1,873,708                   0.1%
     Goldcorp, Inc.(380956409)                                         39,509                  741,979                   0.0%
     Goldcorp, Inc.(2676302)                                          242,421                4,549,225                   0.2%
     Husky Energy, Inc.                                               258,428                6,239,143                   0.2%
     Industrial Alliance Insurance & Financial
     Services, Inc.                                                    58,600                2,361,574                   0.1%
*    Kinross Gold Corp.                                             1,198,607                2,563,012                   0.1%
     Loblaw Cos., Ltd.                                                 13,000                  677,308                   0.0%
*    Lundin Mining Corp.                                               67,479                  301,157                   0.0%
     Magna International, Inc.                                         73,759                7,280,024                   0.3%
     Manulife Financial Corp.                                       1,149,080               21,808,102                   0.7%
*    MEG Energy Corp.                                                  44,522                1,074,485                   0.0%
*    Osisko Gold Royalties, Ltd.                                        5,990                   74,832                   0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                               SHARES                    VALUE++            OF NET ASSETS**
                                                         --------------------    ---------------------    -------------------
CANADA -- (Continued)
     Pacific Rubiales Energy Corp.                                    262,264    $           3,955,892                   0.1%
     Pan American Silver Corp.                                         82,200                  759,970                   0.0%
     Pengrowth Energy Corp.                                           354,920                1,432,843                   0.1%
     Penn West Petroleum, Ltd.                                        284,034                1,285,279                   0.0%
     Precision Drilling Corp.(B5YPLH9)                                178,774                1,489,453                   0.1%
     Precision Drilling Corp.(74022D308)                              111,193                  925,126                   0.0%
     Sun Life Financial, Inc.                                         367,792               13,082,633                   0.4%
     Suncor Energy, Inc.(867224107)                                   124,534                4,425,938                   0.2%
     Suncor Energy, Inc.(B3NB1P2)                                   1,078,999               38,313,775                   1.3%
     Talisman Energy, Inc.(87425E103)                                 449,451                2,867,497                   0.1%
     Talisman Energy, Inc.(2068299)                                   794,446                5,068,157                   0.2%
     Teck Resources, Ltd. Class A                                       1,220                   21,216                   0.0%
     Teck Resources, Ltd. Class B(878742204)                            6,531                  103,059                   0.0%
     Teck Resources, Ltd. Class B(2879327)                            341,101                5,390,186                   0.2%
#    Thomson Reuters Corp.                                            335,015               12,463,670                   0.4%
     TransAlta Corp.                                                  205,755                2,000,865                   0.1%
     Trican Well Service, Ltd.                                          6,535                   58,563                   0.0%
*    Turquoise Hill Resources, Ltd.(900435108)                         62,800                  210,380                   0.0%
*    Turquoise Hill Resources, Ltd.(B7WJ1F5)                          191,172                  641,170                   0.0%
     West Fraser Timber Co., Ltd.                                      31,173                1,635,473                   0.1%
     Whitecap Resources, Inc.                                          14,460                  187,189                   0.0%
     Yamana Gold, Inc.                                                494,181                1,968,744                   0.1%
                                                                                 ---------------------    ------------------
TOTAL CANADA                                                                               245,158,288                   8.2%
                                                                                 ---------------------    ------------------
CHINA -- (0.0%)
     Hopewell Highway Infrastructure, Ltd.                             21,066                   10,188                   0.0%
                                                                                 ---------------------    ------------------
DENMARK -- (1.4%)
     AP Moeller - Maersk A.S. Class A                                   1,650                3,753,672                   0.1%
     AP Moeller - Maersk A.S. Class B                                   5,120               11,947,910                   0.4%
     Carlsberg A.S. Class B                                            87,642                7,729,902                   0.3%
     Danske Bank A.S.                                                 344,652                9,464,242                   0.3%
#    FLSmidth & Co. A.S.                                                4,302                  195,051                   0.0%
     H Lundbeck A.S.                                                   37,811                  801,796                   0.1%
     Rockwool International A.S. Class B                                2,810                  409,081                   0.0%
     TDC A.S.                                                         791,000                6,040,911                   0.2%
                                                                                 ---------------------    ------------------
TOTAL DENMARK                                                                               40,342,565                   1.4%
                                                                                 ---------------------    ------------------
FINLAND -- (0.9%)
     Fortum Oyj                                                       528,812               12,264,093                   0.4%
     Kesko Oyj Class B                                                 32,608                1,236,675                   0.0%
     Neste Oil Oyj                                                     63,357                1,367,209                   0.1%
     Stora Enso Oyj Class R                                           544,647                4,497,754                   0.2%
     UPM-Kymmene Oyj                                                  370,894                5,883,311                   0.2%
                                                                                 ---------------------    ------------------
TOTAL FINLAND                                                                               25,249,042                   0.9%
                                                                                 ---------------------    ------------------
FRANCE -- (8.8%)
     AXA SA                                                           987,329               22,805,842                   0.8%
     AXA SA Sponsored ADR                                             394,508                9,156,531                   0.3%
     BNP Paribas SA                                                   534,480               33,587,822                   1.1%
*    Bollore SA(BQR9N80)                                                   28                   12,808                   0.0%
#    Bollore SA(4572709)                                                6,034                2,860,725                   0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                               SHARES                    VALUE++            OF NET ASSETS**
                                                         --------------------    ---------------------    -------------------
FRANCE -- (Continued)
     Bouygues SA                                                      226,647    $           7,836,085                   0.3%
     Casino Guichard Perrachon SA                                      58,868                6,035,933                   0.2%
#*   CGG SA Sponsored ADR                                              27,619                  161,847                   0.0%
     Cie de St-Gobain                                                 365,627               15,716,421                   0.5%
     Cie Generale des Etablissements Michelin                          61,394                5,332,494                   0.2%
     CNP Assurances                                                   122,149                2,283,594                   0.1%
     Credit Agricole SA                                               391,657                5,795,847                   0.2%
     Eiffage SA                                                        12,016                  638,806                   0.0%
     Electricite de France SA                                         188,405                5,563,296                   0.2%
     GDF Suez                                                       1,112,207               27,004,297                   0.9%
     Lafarge SA                                                       153,663               10,664,260                   0.4%
     Lagardere SCA                                                     36,285                  883,044                   0.0%
     Natixis SA                                                       583,099                4,013,748                   0.1%
     Orange SA                                                      1,431,646               22,792,336                   0.8%
*    Peugeot SA                                                       367,872                4,371,982                   0.1%
     Renault SA                                                       255,508               19,006,284                   0.6%
     Rexel SA                                                         139,157                2,339,096                   0.1%
     SCOR SE                                                           46,816                1,434,556                   0.1%
     Societe Generale SA                                              437,609               21,088,828                   0.7%
     STMicroelectronics NV                                            603,098                4,028,536                   0.1%
     Vallourec SA                                                      68,967                2,520,542                   0.1%
     Vivendi SA                                                     1,017,849               24,865,321                   0.8%
                                                                                 ---------------------    ------------------
TOTAL FRANCE                                                                               262,800,881                   8.8%
                                                                                 ---------------------    ------------------
GERMANY -- (7.3%)
     Allianz SE                                                       180,892               28,765,830                   1.0%
     Allianz SE ADR                                                   716,588               11,408,081                   0.4%
     Bayerische Motoren Werke AG                                      238,670               25,594,423                   0.9%
     Celesio AG                                                        36,473                1,203,311                   0.0%
*    Commerzbank AG                                                   543,237                8,214,003                   0.3%
     Daimler AG                                                       735,745               57,365,284                   1.9%
     Deutsche Bank AG(D18190898)                                      174,036                5,450,808                   0.2%
     Deutsche Bank AG(5750355)                                        181,726                5,682,823                   0.2%
     Deutsche Lufthansa AG                                            210,964                3,124,940                   0.1%
     Deutsche Telekom AG Sponsored ADR                                 25,297                  378,949                   0.0%
     E.ON SE                                                          688,738               11,873,908                   0.4%
     Fraport AG Frankfurt Airport Services Worldwide                   19,378                1,200,675                   0.0%
     Hannover Rueck SE                                                  1,403                  117,105                   0.0%
     HeidelbergCement AG                                              101,422                6,923,736                   0.2%
     K+S AG                                                           142,209                3,985,370                   0.1%
*    Metro AG                                                         100,772                3,212,456                   0.1%
     Muenchener Rueckversicherungs-Gesellschaft AG                    112,068               22,064,821                   0.8%
*    Osram Licht AG                                                     9,837                  345,563                   0.0%
     RWE AG                                                           427,587               15,171,543                   0.5%
*    Talanx AG                                                          6,056                  195,427                   0.0%
     Telefonica Deutschland Holding AG                                108,639                  534,600                   0.0%
     Volkswagen AG                                                     20,821                4,440,457                   0.2%
#    Wacker Chemie AG                                                   4,761                  576,933                   0.0%
                                                                                 ---------------------    ------------------
TOTAL GERMANY                                                                              217,831,046                   7.3%
                                                                                 ---------------------    ------------------
HONG KONG -- (3.0%)
     Cathay Pacific Airways, Ltd.                                   1,226,000                2,302,710                   0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                               SHARES                    VALUE++            OF NET ASSETS**
                                                         --------------------    ---------------------    -------------------
HONG KONG -- (Continued)
     Cheung Kong Holdings, Ltd.                                       533,000    $           9,482,592                   0.3%
*    FIH Mobile, Ltd.                                                 777,000                  413,948                   0.0%
     Guoco Group, Ltd.                                                  1,000                   12,288                   0.0%
     Hang Lung Group, Ltd.                                            137,000                  689,256                   0.0%
     Henderson Land Development Co., Ltd.                             586,821                3,964,430                   0.1%
     Hongkong & Shanghai Hotels (The)                                 413,918                  655,467                   0.0%
     Hopewell Holdings, Ltd.                                          421,331                1,497,936                   0.1%
     Hutchison Whampoa, Ltd.                                        1,722,000               21,880,345                   0.7%
     Kerry Logistics Network, Ltd.                                    140,250                  228,662                   0.0%
     Kerry Properties, Ltd.                                           658,500                2,263,178                   0.1%
     MTR Corp., Ltd.                                                  365,407                1,489,941                   0.1%
     New World Development Co., Ltd.                                6,961,916                8,769,148                   0.3%
     NWS Holdings, Ltd.                                               248,541                  462,689                   0.0%
     Orient Overseas International, Ltd.                              214,048                1,213,963                   0.0%
#    Shangri-La Asia, Ltd.                                            456,000                  663,290                   0.0%
     Sino Land Co., Ltd.                                            1,156,357                1,920,261                   0.1%
     Sun Hung Kai Properties, Ltd.                                    801,434               11,989,310                   0.4%
     Swire Pacific, Ltd. Class A                                      321,000                4,214,554                   0.2%
     Swire Pacific, Ltd. Class B                                       12,500                   30,340                   0.0%
     Tsim Sha Tsui Properties, Ltd.                                   259,630                  615,849                   0.0%
     Wharf Holdings, Ltd. (The)                                     1,130,000                8,379,498                   0.3%
     Wheelock & Co., Ltd.                                           1,190,000                5,751,298                   0.2%
     Yue Yuen Industrial Holdings, Ltd.                                40,500                  136,481                   0.0%
                                                                                 ---------------------    ------------------
TOTAL HONG KONG                                                                             89,027,434                   3.0%
                                                                                 ---------------------    ------------------
IRELAND -- (0.1%)
*    Bank of Ireland                                                6,590,326                2,594,312                   0.1%
#*   Bank of Ireland Sponsored ADR                                     36,719                  587,137                   0.0%
     CRH P.L.C. Sponsored ADR                                          25,104                  562,580                   0.0%
                                                                                 ---------------------    ------------------
TOTAL IRELAND                                                                                3,744,029                   0.1%
                                                                                 ---------------------    ------------------
ISRAEL -- (0.4%)
     Bank Hapoalim BM                                                 914,141                4,705,866                   0.2%
*    Bank Leumi Le-Israel BM                                        1,060,887                3,791,186                   0.1%
*    Israel Discount Bank, Ltd. Class A                               522,880                  843,310                   0.0%
*    Mizrahi Tefahot Bank, Ltd.                                        25,730                  284,832                   0.0%
     NICE Systems, Ltd. Sponsored ADR                                   2,302                   93,645                   0.0%
     Teva Pharmaceutical Industries, Ltd. Sponsored ADR                29,587                1,670,778                   0.1%
                                                                                 ---------------------    ------------------
TOTAL ISRAEL                                                                                11,389,617                   0.4%
                                                                                 ---------------------    ------------------
ITALY -- (1.7%)
*    Banca Monte dei Paschi di Siena SpA                              349,891                  267,705                   0.0%
*    Banco Popolare SC                                                225,148                3,270,551                   0.1%
     Intesa Sanpaolo SpA                                            3,543,009               10,415,591                   0.4%
*    Mediobanca SpA                                                    58,957                  520,363                   0.0%
*    Telecom Italia SpA                                            10,032,071               11,369,158                   0.4%
*    Telecom Italia SpA Sponsored ADR                                 192,351                2,173,566                   0.1%
     UniCredit SpA                                                  2,217,358               16,059,706                   0.5%
     Unione di Banche Italiane SCPA                                   919,447                7,220,871                   0.2%
                                                                                 ---------------------    ------------------
TOTAL ITALY                                                                                 51,297,511                   1.7%
                                                                                 ---------------------    ------------------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                               SHARES                    VALUE++            OF NET ASSETS**
                                                         --------------------    ---------------------    -------------------
JAPAN -- (22.4%)
     77 Bank, Ltd. (The)                                              258,000    $           1,440,363                   0.1%
     Aeon Co., Ltd.                                                   832,700                8,239,429                   0.3%
     Aisin Seiki Co., Ltd.                                            137,000                4,563,301                   0.2%
     Alfresa Holdings Corp.                                           105,600                1,340,055                   0.1%
     Amada Co., Ltd.                                                  248,000                2,165,915                   0.1%
     Aoyama Trading Co., Ltd.                                          29,200                  694,521                   0.0%
     Asahi Glass Co., Ltd.                                          1,162,000                6,047,839                   0.2%
     Asahi Kasei Corp.                                              1,646,000               13,507,422                   0.5%
     Asatsu-DK, Inc.                                                    5,000                  126,183                   0.0%
     Autobacs Seven Co., Ltd.                                          34,800                  510,510                   0.0%
     Azbil Corp.                                                        2,900                   69,935                   0.0%
     Bank of Kyoto, Ltd. (The)                                        201,000                1,741,774                   0.1%
     Bank of Yokohama, Ltd. (The)                                     939,000                5,426,706                   0.2%
     Brother Industries, Ltd.                                         127,600                2,271,861                   0.1%
     Canon Marketing Japan, Inc.                                       39,500                  807,546                   0.0%
     Chiba Bank, Ltd. (The)                                           463,000                3,288,691                   0.1%
     Chugoku Bank, Ltd. (The)                                         112,200                1,658,378                   0.1%
     Citizen Holdings Co., Ltd.                                       180,100                1,183,136                   0.0%
     Coca-Cola West Co., Ltd.                                          42,400                  605,274                   0.0%
     COMSYS Holdings Corp.                                             30,000                  535,577                   0.0%
     Cosmo Oil Co., Ltd.                                              356,000                  554,713                   0.0%
     Dai Nippon Printing Co., Ltd.                                    508,000                5,007,250                   0.2%
     Dai-ichi Life Insurance Co., Ltd. (The)                          379,400                5,741,725                   0.2%
     Daicel Corp.                                                     255,000                2,939,503                   0.1%
     Daido Steel Co., Ltd.                                            209,000                  801,776                   0.0%
     Denki Kagaku Kogyo K.K.                                          302,000                  986,482                   0.0%
     DIC Corp.                                                        132,000                  270,533                   0.0%
     Fuji Media Holdings, Inc.                                         34,200                  471,884                   0.0%
     FUJIFILM Holdings Corp.                                          228,000                7,653,638                   0.3%
     Fukuoka Financial Group, Inc.                                    394,000                2,016,117                   0.1%
     Fukuyama Transporting Co., Ltd.                                   34,000                  170,629                   0.0%
     Furukawa Electric Co., Ltd.                                      263,000                  464,169                   0.0%
     Glory, Ltd.                                                       31,600                  814,315                   0.0%
     Gunma Bank, Ltd. (The)                                           208,000                1,298,019                   0.1%
     H2O Retailing Corp.                                               41,000                  681,919                   0.0%
     Hachijuni Bank, Ltd. (The)                                       259,000                1,585,808                   0.1%
     Hakuhodo DY Holdings, Inc.                                        41,800                  413,382                   0.0%
     Hankyu Hanshin Holdings, Inc.                                    710,000                4,174,494                   0.1%
     Higo Bank, Ltd. (The)                                            104,000                  591,984                   0.0%
     Hiroshima Bank, Ltd. (The)                                       217,000                1,084,865                   0.0%
     Hitachi Capital Corp.                                             13,400                  331,216                   0.0%
     Hitachi Chemical Co., Ltd.                                        71,600                1,261,984                   0.0%
     Hitachi Construction Machinery Co., Ltd.                         116,500                2,382,935                   0.1%
     Hitachi High-Technologies Corp.                                   40,835                1,247,489                   0.0%
     Hitachi Transport System, Ltd.                                    24,285                  321,378                   0.0%
     Hokuhoku Financial Group, Inc.                                   791,000                1,589,024                   0.1%
     Honda Motor Co., Ltd.                                            587,400               18,778,726                   0.6%
     House Foods Group, Inc.                                           38,100                  651,978                   0.0%
     Ibiden Co., Ltd.                                                 134,900                2,027,813                   0.1%
     Idemitsu Kosan Co., Ltd.                                          99,500                1,924,292                   0.1%
     Iida Group Holdings Co., Ltd.                                     24,900                  276,693                   0.0%
     Isetan Mitsukoshi Holdings, Ltd.                                 253,555                3,451,914                   0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                               SHARES                    VALUE++            OF NET ASSETS**
                                                         --------------------    ---------------------    -------------------
JAPAN -- (Continued)
     ITOCHU Corp.                                                   1,188,700    $          14,369,647                   0.5%
     Iyo Bank, Ltd. (The)                                             161,000                1,719,225                   0.1%
     J Front Retailing Co., Ltd.                                      228,500                3,041,300                   0.1%
     JFE Holdings, Inc.                                               395,200                7,840,755                   0.3%
     Joyo Bank, Ltd. (The)                                            398,000                2,131,154                   0.1%
     JSR Corp.                                                         18,400                  331,352                   0.0%
     JTEKT Corp.                                                      125,700                2,021,655                   0.1%
     JX Holdings, Inc.                                              1,865,786                7,992,373                   0.3%
     K's Holdings Corp.                                                12,000                  331,407                   0.0%
     Kagoshima Bank, Ltd. (The)                                       145,000                  940,342                   0.0%
     Kajima Corp.                                                     608,000                2,705,329                   0.1%
     Kamigumi Co., Ltd.                                               160,000                1,542,696                   0.1%
     Kaneka Corp.                                                     248,000                1,362,596                   0.1%
     Kawasaki Kisen Kaisha, Ltd.                                    1,036,000                2,360,406                   0.1%
     Keiyo Bank, Ltd. (The)                                           108,000                  564,646                   0.0%
     Kewpie Corp.                                                      23,300                  402,735                   0.0%
     Kirin Holdings Co., Ltd.                                          65,800                  853,084                   0.0%
     Kobe Steel, Ltd.                                               3,846,000                6,110,707                   0.2%
     Konica Minolta, Inc.                                             612,400                6,842,798                   0.2%
     Kuraray Co., Ltd.                                                369,700                4,294,088                   0.2%
     Kurita Water Industries, Ltd.                                     11,000                  237,372                   0.0%
     Kyocera Corp.                                                    182,500                8,411,685                   0.3%
     Kyocera Corp. Sponsored ADR                                        3,558                  165,056                   0.0%
     Kyowa Hakko Kirin Co., Ltd.                                      149,000                1,737,838                   0.1%
     Lintec Corp.                                                       8,500                  177,467                   0.0%
     LIXIL Group Corp.                                                117,440                2,575,503                   0.1%
     Maeda Road Construction Co., Ltd.                                 23,000                  354,532                   0.0%
     Marubeni Corp.                                                 1,261,000                8,107,532                   0.3%
     Marui Group Co., Ltd.                                            129,600                1,095,279                   0.0%
     Matsumotokiyoshi Holdings Co., Ltd.                                  900                   26,174                   0.0%
     Medipal Holdings Corp.                                           102,000                1,130,586                   0.0%
     Meiji Holdings Co., Ltd.                                          10,200                  855,807                   0.0%
     Mitsubishi Chemical Holdings Corp.                             1,953,300                9,621,733                   0.3%
     Mitsubishi Corp.                                                 810,300               15,888,646                   0.5%
     Mitsubishi Gas Chemical Co., Inc.                                246,000                1,471,862                   0.1%
     Mitsubishi Logistics Corp.                                        59,000                  898,657                   0.0%
     Mitsubishi Materials Corp.                                     1,466,000                4,588,448                   0.2%
     Mitsubishi Tanabe Pharma Corp.                                   130,800                1,989,098                   0.1%
     Mitsubishi UFJ Financial Group, Inc.                           7,211,034               42,034,655                   1.4%
     Mitsubishi UFJ Financial Group, Inc. ADR                       1,691,580                9,946,490                   0.3%
     Mitsui & Co., Ltd.                                               871,300               13,155,811                   0.4%
     Mitsui & Co., Ltd. Sponsored ADR                                   4,829                1,474,294                   0.1%
*    Mitsui Chemicals, Inc.                                           796,000                2,305,770                   0.1%
     Mitsui Mining & Smelting Co., Ltd.                               231,000                  612,745                   0.0%
     Mitsui OSK Lines, Ltd.                                         1,066,000                3,367,872                   0.1%
     Mizuho Financial Group, Inc.                                  16,423,800               29,929,347                   1.0%
     MS&AD Insurance Group Holdings, Inc.                             261,991                5,663,396                   0.2%
     Nagase & Co., Ltd.                                                96,000                1,243,465                   0.0%
     Nanto Bank, Ltd. (The)                                            58,000                  232,842                   0.0%
     NEC Corp.                                                      3,440,000               12,165,130                   0.4%
     NH Foods, Ltd.                                                   123,397                2,845,496                   0.1%
     NHK Spring Co., Ltd.                                              94,700                  866,726                   0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                               SHARES                    VALUE++            OF NET ASSETS**
                                                         --------------------    ---------------------    -------------------
JAPAN -- (Continued)
     Nikon Corp.                                                      122,100    $           1,672,973                   0.1%
     Nippo Corp.                                                       47,000                  859,098                   0.0%
     Nippon Electric Glass Co., Ltd.                                  203,000                  943,959                   0.0%
     Nippon Express Co., Ltd.                                         847,000                3,725,919                   0.1%
     Nippon Paper Industries Co., Ltd.                                105,100                1,546,765                   0.1%
     Nippon Shokubai Co., Ltd.                                         86,000                1,030,841                   0.0%
     Nippon Steel & Sumitomo Metal Corp.                            6,147,000               16,220,973                   0.6%
     Nippon Yusen K.K.                                              2,035,000                5,275,858                   0.2%
     Nishi-Nippon City Bank, Ltd. (The)                               368,000                1,008,769                   0.0%
     Nissan Motor Co., Ltd.                                         1,881,900               17,166,125                   0.6%
     Nisshin Seifun Group, Inc.                                       148,830                1,504,973                   0.1%
     Nisshin Steel Co., Ltd.                                           28,800                  268,906                   0.0%
     Nisshinbo Holdings, Inc.                                          80,000                  660,676                   0.0%
     NOK Corp.                                                         76,600                1,940,619                   0.1%
     Nomura Holdings, Inc.                                             15,200                   94,945                   0.0%
     Nomura Real Estate Holdings, Inc.                                  6,300                  111,345                   0.0%
     NTN Corp.                                                        508,000                2,196,475                   0.1%
     NTT DOCOMO, Inc.                                               1,212,400               20,448,196                   0.7%
     NTT DOCOMO, Inc. Sponsored ADR                                     5,206                   87,825                   0.0%
     Obayashi Corp.                                                   433,000                2,971,529                   0.1%
     Oji Holdings Corp.                                             1,033,000                3,734,854                   0.1%
     Onward Holdings Co., Ltd.                                         30,000                  184,344                   0.0%
     Otsuka Holdings Co., Ltd.                                         72,600                2,546,666                   0.1%
     Rengo Co., Ltd.                                                   14,000                   61,629                   0.0%
     Resona Holdings, Inc.                                          1,053,200                6,024,078                   0.2%
     Ricoh Co., Ltd.                                                  987,400               10,197,225                   0.3%
     Sankyo Co., Ltd.                                                  25,400                  924,332                   0.0%
     SBI Holdings, Inc.                                               136,800                1,577,514                   0.1%
     Seino Holdings Co., Ltd.                                          82,000                  642,946                   0.0%
     Sekisui Chemical Co., Ltd.                                       209,000                2,604,844                   0.1%
     Sekisui House, Ltd.                                              543,600                6,759,605                   0.2%
     Shiga Bank, Ltd. (The)                                           195,000                1,092,145                   0.0%
     Shimizu Corp.                                                    405,000                2,988,783                   0.1%
     Shinsei Bank, Ltd.                                               300,000                  674,212                   0.0%
     Shizuoka Bank, Ltd. (The)                                        303,000                3,130,829                   0.1%
     Showa Denko K.K.                                               1,662,000                2,199,381                   0.1%
     Showa Shell Sekiyu K.K.                                          113,100                  970,433                   0.0%
     SKY Perfect JSAT Holdings, Inc.                                  128,700                  790,063                   0.0%
     Sojitz Corp.                                                     780,500                1,163,432                   0.0%
     Sompo Japan Nipponkoa Holdings, Inc.                             146,200                3,681,403                   0.1%
     Sony Corp.                                                       178,900                3,532,079                   0.1%
     Sony Corp. Sponsored ADR                                         678,816               13,454,133                   0.5%
     Sumitomo Bakelite Co., Ltd.                                       52,000                  204,642                   0.0%
     Sumitomo Chemical Co., Ltd.                                    2,138,000                7,334,273                   0.3%
     Sumitomo Corp.                                                   517,700                5,523,711                   0.2%
     Sumitomo Electric Industries, Ltd.                               609,400                8,329,639                   0.3%
     Sumitomo Forestry Co., Ltd.                                      138,300                1,453,254                   0.1%
     Sumitomo Heavy Industries, Ltd.                                  446,000                2,445,164                   0.1%
     Sumitomo Metal Mining Co., Ltd.                                  462,000                6,409,101                   0.2%
     Sumitomo Mitsui Financial Group, Inc.                            901,727               36,775,046                   1.2%
     Sumitomo Mitsui Trust Holdings, Inc.                           1,692,000                6,907,964                   0.2%
     Sumitomo Osaka Cement Co., Ltd.                                  133,000                  415,759                   0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                               SHARES                    VALUE++            OF NET ASSETS**
                                                         --------------------    ---------------------    -------------------
JAPAN -- (Continued)
     Sumitomo Rubber Industries, Ltd.                                 115,300    $           1,593,566                   0.1%
     Suzuken Co., Ltd.                                                 42,300                1,134,098                   0.0%
     Suzuki Motor Corp.                                               263,900                8,845,530                   0.3%
     T&D Holdings, Inc.                                               490,300                6,315,790                   0.2%
     Taiyo Nippon Sanso Corp.                                          45,000                  405,138                   0.0%
     Takashimaya Co., Ltd.                                            206,000                1,754,827                   0.1%
     Takata Corp.                                                      21,700                  283,575                   0.0%
     TDK Corp.                                                        170,900                9,700,643                   0.3%
     Teijin, Ltd.                                                   1,145,000                2,799,296                   0.1%
     Toho Holdings Co., Ltd.                                           11,500                  150,447                   0.0%
     Tokai Rika Co., Ltd.                                              33,700                  641,861                   0.0%
     Tokio Marine Holdings, Inc.                                      115,600                3,707,074                   0.1%
     Toppan Printing Co., Ltd.                                        293,000                1,993,639                   0.1%
     Toshiba TEC Corp.                                                 44,000                  310,500                   0.0%
     Tosoh Corp.                                                      524,000                2,278,655                   0.1%
     Toyo Seikan Group Holdings, Ltd.                                  89,800                1,088,975                   0.0%
     Toyobo Co., Ltd.                                                 129,000                  185,681                   0.0%
     Toyoda Gosei Co., Ltd.                                            53,100                1,020,146                   0.0%
     Toyota Boshoku Corp.                                              24,600                  279,373                   0.0%
     Toyota Tsusho Corp.                                              259,800                6,550,882                   0.2%
     Ube Industries, Ltd.                                             962,000                1,489,478                   0.1%
     Universal Entertainment Corp.                                        500                    7,917                   0.0%
     UNY Group Holdings Co., Ltd.                                      58,500                  310,134                   0.0%
     Ushio, Inc.                                                       44,600                  468,066                   0.0%
     Wacoal Holdings Corp.                                             52,000                  541,514                   0.0%
     Yamada Denki Co., Ltd.                                           442,100                1,417,206                   0.1%
     Yamaguchi Financial Group, Inc.                                  115,000                1,098,354                   0.0%
     Yamaha Corp.                                                     111,400                1,526,954                   0.1%
     Yamato Kogyo Co., Ltd.                                            24,400                  790,437                   0.0%
     Yamazaki Baking Co., Ltd.                                         93,000                1,149,724                   0.0%
     Yokohama Rubber Co., Ltd. (The)                                  107,000                  971,297                   0.0%
                                                                                 ---------------------    ------------------
TOTAL JAPAN                                                                                666,409,701                  22.4%
                                                                                 ---------------------    ------------------
NETHERLANDS -- (3.1%)
     Aegon NV                                                       1,122,092                9,145,553                   0.3%
     Akzo Nobel NV                                                     61,480                4,099,886                   0.1%
     ArcelorMittal(B03XPL1)                                         1,173,996               15,421,815                   0.5%
#    ArcelorMittal(B295F26)                                           202,952                2,670,848                   0.1%
*    ING Groep NV                                                   1,669,297               23,904,937                   0.8%
*    ING Groep NV Sponsored ADR                                       207,810                2,975,839                   0.1%
     Koninklijke Ahold NV                                             249,009                4,170,564                   0.2%
     Koninklijke Boskalis Westminster NV                               38,931                2,076,982                   0.1%
     Koninklijke DSM NV                                               204,028               12,783,982                   0.4%
     Koninklijke KPN NV                                               621,739                2,046,598                   0.1%
     Koninklijke Philips NV                                           444,696               12,432,759                   0.4%
                                                                                 ---------------------    ------------------
TOTAL NETHERLANDS                                                                           91,729,763                   3.1%
                                                                                 ---------------------    ------------------
NEW ZEALAND -- (0.1%)
     Auckland International Airport, Ltd.                             155,864                  471,205                   0.0%
     Contact Energy, Ltd.                                             338,902                1,644,083                   0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                               SHARES                    VALUE++            OF NET ASSETS**
                                                         --------------------    ---------------------    -------------------
NEW ZEALAND -- (Continued)
     Fletcher Building, Ltd.                                           60,599    $             408,735                   0.0%
                                                                                 ---------------------    ------------------
TOTAL NEW ZEALAND                                                                            2,524,023                   0.1%
                                                                                 ---------------------    ------------------
NORWAY -- (0.8%)
     Aker ASA Class A                                                  12,658                  308,755                   0.0%
     DNB ASA                                                          628,280               11,542,921                   0.4%
     Norsk Hydro ASA                                                  790,939                4,428,402                   0.2%
     Orkla ASA                                                        105,903                  809,738                   0.0%
     Petroleum Geo-Services ASA                                        13,824                   68,661                   0.0%
     SpareBank 1 SR Bank ASA                                            8,247                   70,942                   0.0%
     Stolt-Nielsen, Ltd.                                                2,191                   39,477                   0.0%
*    Storebrand ASA                                                   206,977                1,061,255                   0.0%
     Subsea 7 SA                                                      151,633                1,631,780                   0.1%
     Wilh Wilhelmsen Holding ASA Class A                                   99                    2,638                   0.0%
     Yara International ASA                                            79,935                3,670,723                   0.1%
                                                                                 ---------------------    ------------------
TOTAL NORWAY                                                                                23,635,292                   0.8%
                                                                                 ---------------------    ------------------
PORTUGAL -- (0.0%)
*    Banco Comercial Portugues SA                                     556,334                   62,880                   0.0%
*    Banco Espirito Santo SA                                          865,680                       --                   0.0%
     EDP Renovaveis SA                                                166,881                1,085,001                   0.0%
                                                                                 ---------------------    ------------------
TOTAL PORTUGAL                                                                               1,147,881                   0.0%
                                                                                 ---------------------    ------------------
SINGAPORE -- (1.2%)
     CapitaLand, Ltd.                                               1,315,000                3,246,624                   0.1%
     City Developments, Ltd.                                          105,000                  772,792                   0.0%
     DBS Group Holdings, Ltd.                                         570,305                8,204,074                   0.3%
     Golden Agri-Resources, Ltd.                                    5,519,000                2,236,580                   0.1%
     Hutchison Port Holdings Trust                                  2,042,000                1,378,777                   0.1%
#    Keppel Land, Ltd.                                                545,000                1,418,152                   0.1%
#*   Neptune Orient Lines, Ltd.                                       271,000                  176,285                   0.0%
     Noble Group, Ltd.                                              5,005,000                4,658,943                   0.2%
#    OUE, Ltd.                                                        235,000                  386,347                   0.0%
     Singapore Airlines, Ltd.                                         750,400                5,783,058                   0.2%
#    United Industrial Corp., Ltd.                                    432,050                1,124,094                   0.0%
     UOL Group, Ltd.                                                  183,707                  922,714                   0.0%
     Venture Corp., Ltd.                                              167,000                1,005,908                   0.0%
     Wilmar International, Ltd.                                     1,432,000                3,569,531                   0.1%
                                                                                 ---------------------    ------------------
TOTAL SINGAPORE                                                                             34,883,879                   1.2%
                                                                                 ---------------------    ------------------
SPAIN -- (2.4%)
*    Acciona SA                                                        41,333                2,888,701                   0.1%
     Banco de Sabadell SA                                           3,968,500               11,473,808                   0.4%
     Banco Popular Espanol SA                                       1,074,334                6,171,199                   0.2%
     Banco Santander SA                                             1,080,092                9,543,178                   0.3%
     Banco Santander SA Sponsored ADR                                   1,922                   16,856                   0.0%
     CaixaBank SA                                                     864,598                4,725,203                   0.1%
     Iberdrola SA                                                   3,507,164               24,826,918                   0.8%
     Mapfre SA                                                        436,102                1,495,417                   0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                               SHARES                    VALUE++            OF NET ASSETS**
                                                         --------------------    ---------------------    -------------------
SPAIN -- (Continued)
     Repsol SA                                                        504,807    $          11,281,921                   0.4%
                                                                                 ---------------------    ------------------
TOTAL SPAIN                                                                                 72,423,201                   2.4%
                                                                                 ---------------------    ------------------
SWEDEN -- (3.2%)
     Boliden AB                                                       249,804                4,128,601                   0.2%
     ICA Gruppen AB                                                    24,222                  969,864                   0.0%
#    Meda AB Class A                                                   84,422                1,105,598                   0.0%
     Nordea Bank AB                                                 1,822,627               23,442,178                   0.8%
     Skandinaviska Enskilda Banken AB Class A                         946,063               12,151,483                   0.4%
     Skandinaviska Enskilda Banken AB Class C                           6,988                   85,972                   0.0%
#*   SSAB AB Class A                                                  114,594                  831,546                   0.0%
*    SSAB AB Class B                                                   39,135                  250,640                   0.0%
#    Svenska Cellulosa AB Class A                                       9,172                  206,063                   0.0%
     Svenska Cellulosa AB Class B                                     506,075               11,339,360                   0.4%
     Svenska Handelsbanken AB Class A                                  48,160                2,302,298                   0.1%
     Swedbank AB Class A                                              229,409                6,079,493                   0.2%
     Tele2 AB Class B                                                 209,736                2,664,821                   0.1%
     Telefonaktiebolaget LM Ericsson Class B                        1,816,273               21,461,801                   0.7%
     Telefonaktiebolaget LM Ericsson Sponsored ADR                    135,337                1,602,390                   0.1%
     TeliaSonera AB                                                   973,638                6,742,216                   0.2%
                                                                                 ---------------------    ------------------
TOTAL SWEDEN                                                                                95,364,324                   3.2%
                                                                                 ---------------------    ------------------
SWITZERLAND -- (10.4%)
     ABB, Ltd.                                                        727,335               15,956,762                   0.5%
     Adecco SA                                                        192,359               13,038,402                   0.4%
     Aryzta AG                                                         93,253                7,954,625                   0.3%
     Baloise Holding AG                                                44,870                5,648,450                   0.2%
     Banque Cantonale Vaudoise                                            100                   53,558                   0.0%
     Cie Financiere Richemont SA                                       62,460                5,266,239                   0.2%
     Clariant AG                                                      254,374                4,437,054                   0.2%
     Credit Suisse Group AG                                           734,673               19,574,478                   0.7%
#    Credit Suisse Group AG Sponsored ADR                              84,501                2,251,107                   0.1%
     Givaudan SA                                                        1,610                2,688,655                   0.1%
     Holcim, Ltd.                                                     241,079               17,110,467                   0.6%
     Julius Baer Group, Ltd.                                           19,754                  865,970                   0.0%
     Lonza Group AG                                                    35,142                3,872,175                   0.1%
     Novartis AG                                                      811,428               75,302,834                   2.5%
     Novartis AG ADR                                                  189,650               17,578,658                   0.6%
     Sulzer AG                                                         14,697                1,675,149                   0.1%
     Swatch Group AG (The)(7184736)                                     7,617                  644,418                   0.0%
     Swatch Group AG (The)(7184725)                                     9,414                4,465,643                   0.2%
     Swiss Life Holding AG                                             30,648                7,031,899                   0.2%
     Swiss Re AG                                                      505,064               40,839,887                   1.4%
     UBS AG(B18YFJ4)                                                1,447,678               25,172,419                   0.8%
     UBS AG(H89231338)                                                214,814                3,733,467                   0.1%
     Zurich Insurance Group AG                                        108,603               32,866,358                   1.1%
                                                                                 ---------------------    ------------------
TOTAL SWITZERLAND                                                                          308,028,674                  10.4%
                                                                                 ---------------------    ------------------
UNITED KINGDOM -- (16.0%)
     Anglo American P.L.C.                                            988,425               20,869,160                   0.7%
     Barclays P.L.C.                                                4,242,534               16,316,440                   0.6%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                               SHARES                    VALUE++            OF NET ASSETS**
                                                         --------------------    ---------------------    -------------------
UNITED KINGDOM -- (Continued)
     Barclays P.L.C. Sponsored ADR                                  1,082,649    $          16,672,794                   0.6%
     Barratt Developments P.L.C.                                      172,399                1,158,931                   0.0%
     BP P.L.C. Sponsored ADR                                        2,472,795              107,467,670                   3.6%
     Carnival P.L.C.                                                  103,130                4,112,404                   0.1%
     Carnival P.L.C. ADR                                               91,252                3,635,480                   0.1%
     Friends Life Group, Ltd.                                         946,610                4,909,141                   0.2%
     Glencore P.L.C.                                                2,714,417               13,926,682                   0.5%
     HSBC Holdings P.L.C.                                           1,363,744               13,903,866                   0.5%
     HSBC Holdings P.L.C. Sponsored ADR                               800,394               40,836,102                   1.4%
     Investec P.L.C.                                                  278,720                2,555,716                   0.1%
     J Sainsbury P.L.C.                                             1,269,656                5,001,886                   0.2%
     Kingfisher P.L.C.                                              2,590,186               12,548,064                   0.4%
*    Lloyds Banking Group P.L.C.                                   20,203,383               24,948,932                   0.8%
*    Lloyds Banking Group P.L.C. ADR                                  172,033                  846,402                   0.0%
     Old Mutual P.L.C.                                              3,367,105               10,456,798                   0.4%
     Pearson P.L.C. Sponsored ADR                                     186,793                3,502,369                   0.1%
*    Royal Bank of Scotland Group P.L.C.                              504,640                3,137,622                   0.1%
*    Royal Bank of Scotland Group P.L.C. Sponsored ADR                330,719                4,110,837                   0.1%
     Royal Dutch Shell P.L.C. ADR(780259107)                          943,951               70,484,821                   2.4%
     Royal Dutch Shell P.L.C. ADR(780259206)                          417,249               29,954,306                   1.0%
     Royal Dutch Shell P.L.C. Class A                                  13,348                  476,814                   0.0%
*    RSA Insurance Group P.L.C.                                       144,778                1,120,245                   0.0%
     Standard Chartered P.L.C.                                        627,128                9,439,942                   0.3%
     Vedanta Resources P.L.C.                                          53,978                  712,302                   0.0%
     Vodafone Group P.L.C.                                          9,498,849               31,587,986                   1.1%
     Vodafone Group P.L.C. Sponsored ADR                              465,674               15,469,678                   0.5%
     WM Morrison Supermarkets P.L.C.                                1,717,963                4,265,514                   0.1%
                                                                                 ---------------------    ------------------
TOTAL UNITED KINGDOM                                                                       474,428,904                  15.9%
                                                                                 ---------------------    ------------------
TOTAL COMMON STOCKS                                                                      2,954,841,822                  99.3%
                                                                                 ---------------------    ------------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
     Porsche Automobil Holding SE                                      46,252                3,797,856                   0.1%
                                                                                 ---------------------    ------------------
RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
*    Peugeot SA Warrants 04/29/17                                      98,768                  149,763                   0.0%
                                                                                 ---------------------    ------------------
SPAIN -- (0.0%)
*    Banco Santander SA Rights 11/03/14                             1,080,091                  205,735                   0.0%
                                                                                 ---------------------    ------------------
TOTAL RIGHTS/WARRANTS                                                                          355,498                   0.0%
                                                                                 ---------------------    ------------------


                                                                                         Value+
                                                                                 ---------------------
SECURITIES LENDING COLLATERAL -- (0.4%)
(S)@ DFA Short Term Investment Fund                                1,014,502                11,737,790                   0.4%
                                                                                 ---------------------    ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,747,730,594)                              $       2,970,732,966                  99.8%
                                                                                 =====================    ==================

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------------------------------------------
                                      LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                               --------------------   --------------------   --------------------   ---------------------
Common Stocks
     Australia                 $          4,071,113   $        183,376,676                     --   $         187,447,789
     Austria                                     --              4,577,836                     --               4,577,836
     Belgium                                722,496             44,667,458                     --              45,389,954
     Canada                             245,158,288                     --                     --             245,158,288
     China                                       --                 10,188                     --                  10,188
     Denmark                                     --             40,342,565                     --              40,342,565
     Finland                                     --             25,249,042                     --              25,249,042
     France                               9,331,186            253,469,695                     --             262,800,881
     Germany                             17,237,838            200,593,208                     --             217,831,046
     Hong Kong                                   --             89,027,434                     --              89,027,434
     Ireland                              1,149,717              2,594,312                     --               3,744,029
     Israel                               1,764,423              9,625,194                     --              11,389,617
     Italy                                2,173,566             49,123,945                     --              51,297,511
     Japan                               25,127,798            641,281,903                     --             666,409,701
     Netherlands                          5,646,687             86,083,076                     --              91,729,763
     New Zealand                                 --              2,524,023                     --               2,524,023
     Norway                                      --             23,635,292                     --              23,635,292
     Portugal                                    --              1,147,881                     --               1,147,881
     Singapore                                   --             34,883,879                     --              34,883,879
     Spain                                   16,856             72,406,345                     --              72,423,201
     Sweden                               1,602,390             93,761,934                     --              95,364,324
     Switzerland                         23,563,232            284,465,442                     --             308,028,674
     United Kingdom                     292,980,459            181,448,445                     --             474,428,904
Preferred Stocks
     Germany                                     --              3,797,856                     --               3,797,856
Rights/Warrants
     France                                      --                149,763                     --                 149,763
     Spain                                       --                205,735                     --                 205,735
Securities Lending Collateral                    --             11,737,790                     --              11,737,790
                               --------------------   --------------------   --------------------   ---------------------
TOTAL                          $        630,546,049   $      2,340,186,917                     --   $       2,970,732,966
                               ====================   ====================   ====================   =====================

                    T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
COMMON STOCKS -- (97.2%)
AUSTRALIA -- (5.2%)
    Acrux, Ltd.                                                                      8,981    $           8,614               0.0%
    Adelaide Brighton, Ltd.                                                        105,089              313,379               0.0%
*   Aditya Birla Minerals, Ltd.                                                      7,401                1,514               0.0%
    AGL Energy, Ltd.                                                                33,912              406,521               0.0%
    Ainsworth Game Technology, Ltd.                                                 15,938               42,760               0.0%
*   AJ Lucas Group, Ltd.                                                             8,887                5,552               0.0%
    ALS, Ltd.                                                                       66,041              327,060               0.0%
    Altium, Ltd.                                                                       984                2,667               0.0%
*   Alumina, Ltd.                                                                  571,613              826,147               0.1%
*   Alumina, Ltd. Sponsored ADR                                                     14,400               81,936               0.0%
    Amalgamated Holdings, Ltd.                                                      22,951              202,828               0.0%
    Amcom Telecommunications, Ltd.                                                  43,503               85,435               0.0%
    Amcor, Ltd.                                                                    147,315            1,530,136               0.1%
    AMP, Ltd.                                                                      635,522            3,277,401               0.2%
    Ansell, Ltd.                                                                    19,725              345,989               0.0%
*   Antares Energy, Ltd.                                                            56,793               21,523               0.0%
    AP Eagers, Ltd.                                                                 15,769               78,311               0.0%
    APA Group                                                                      105,625              734,340               0.1%
*   APN News & Media, Ltd.                                                         164,116              106,520               0.0%
*   Aquarius Platinum, Ltd.                                                        124,230               33,060               0.0%
    ARB Corp., Ltd.                                                                 11,535              133,807               0.0%
    Aristocrat Leisure, Ltd.                                                        82,577              469,466               0.0%
    Arrium, Ltd.                                                                   983,356              291,948               0.0%
    Asciano, Ltd.                                                                  206,634            1,142,987               0.1%
*   ASG Group, Ltd.                                                                 36,938               24,748               0.0%
    ASX, Ltd.                                                                       14,426              457,698               0.0%
    Atlas Iron, Ltd.                                                                 9,006                2,696               0.0%
    Aurizon Holdings, Ltd.                                                          95,310              395,319               0.0%
    Ausdrill, Ltd.                                                                  76,045               41,128               0.0%
*   Ausenco, Ltd.                                                                   31,177               14,101               0.0%
    AusNet Services                                                                185,305              224,015               0.0%
*   Austal, Ltd.                                                                    32,722               36,940               0.0%
    Austin Engineering, Ltd.                                                         9,103                9,225               0.0%
    Australia & New Zealand Banking Group, Ltd.                                    185,705            5,495,117               0.3%
*   Australian Agricultural Co., Ltd.                                              106,299              131,454               0.0%
    Australian Pharmaceutical Industries, Ltd.                                      99,134               70,646               0.0%
    Automotive Holdings Group, Ltd.                                                 67,438              227,363               0.0%
    Aveo Group                                                                      83,543              152,279               0.0%
    AVJennings, Ltd.                                                                 8,932                4,966               0.0%
*   AWE, Ltd.                                                                      171,641              266,072               0.0%
    Bank of Queensland, Ltd.                                                        90,449            1,005,502               0.1%
    BC Iron, Ltd.                                                                   11,218               10,629               0.0%
    Beach Energy, Ltd.                                                             460,492              476,332               0.0%
*   Beadell Resources, Ltd.                                                        101,834               22,852               0.0%
    Bega Cheese, Ltd.                                                               15,864               72,251               0.0%
    Bendigo & Adelaide Bank Ltd                                                    115,220            1,265,336               0.1%
    BHP Billiton, Ltd.                                                             186,080            5,566,923               0.3%
    BHP Billiton, Ltd. Sponsored ADR                                                44,166            2,625,227               0.2%
*   Billabong International, Ltd.                                                  109,846               64,063               0.0%
    Blackmores, Ltd.                                                                 1,268               36,586               0.0%
*   BlueScope Steel, Ltd.                                                          140,180              653,514               0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRALIA -- (Continued)
    Boral, Ltd.                                                                    203,956    $         895,809               0.1%
    Bradken, Ltd.                                                                   54,874              187,186               0.0%
    Brambles, Ltd.                                                                  75,149              632,066               0.1%
    Breville Group, Ltd.                                                            19,698              118,279               0.0%
    Brickworks, Ltd.                                                                 7,161               85,535               0.0%
    BT Investment Management, Ltd.                                                   7,986               43,995               0.0%
*   Buru Energy, Ltd.                                                                2,744                1,655               0.0%
    Cabcharge Australia, Ltd.                                                       32,566              142,019               0.0%
    Caltex Australia, Ltd.                                                          27,789              765,397               0.1%
    Cardno, Ltd.                                                                    42,320              207,824               0.0%
*   Carnarvon Petroleum, Ltd.                                                      111,869               21,917               0.0%
    carsales.com, Ltd.                                                              43,518              410,652               0.0%
    Cash Converters International, Ltd.                                             96,321               92,388               0.0%
    Cedar Woods Properties, Ltd.                                                     5,010               30,518               0.0%
    Challenger, Ltd.                                                                79,524              489,125               0.0%
*   Coal of Africa, Ltd.                                                            52,185                2,421               0.0%
    Coca-Cola Amatil, Ltd.                                                          40,364              325,712               0.0%
    Cochlear, Ltd.                                                                   6,817              441,823               0.0%
*   Cockatoo Coal, Ltd.                                                            311,976                3,828               0.0%
*   Coffey International, Ltd.                                                      48,876               13,018               0.0%
    Commonwealth Bank of Australia                                                  56,425            4,012,349               0.2%
    Computershare, Ltd.                                                             44,060              478,168               0.0%
    Corporate Travel Management, Ltd.                                                7,976               63,448               0.0%
    Credit Corp. Group, Ltd.                                                         3,280               27,860               0.0%
    Crowe Horwath Australasia, Ltd.                                                 37,000               16,680               0.0%
    Crown Resorts, Ltd.                                                             23,568              302,298               0.0%
    CSG, Ltd.                                                                       16,337               17,585               0.0%
    CSL, Ltd.                                                                       29,062            2,051,861               0.1%
    CSR, Ltd.                                                                       99,806              305,469               0.0%
    Data#3, Ltd.                                                                     8,941                5,255               0.0%
    Decmil Group, Ltd.                                                              35,216               55,319               0.0%
    Domino's Pizza Enterprises, Ltd.                                                 8,250              196,637               0.0%
    Downer EDI, Ltd.                                                               148,160              625,656               0.1%
*   Drillsearch Energy, Ltd.                                                       138,058              144,168               0.0%
    DuluxGroup, Ltd.                                                                80,610              380,952               0.0%
    DWS, Ltd.                                                                       11,284               11,183               0.0%
    Echo Entertainment Group, Ltd.                                                 150,711              506,042               0.0%
*   Emeco Holdings, Ltd.                                                           196,879               31,922               0.0%
*   Energy Resources of Australia, Ltd.                                             55,774               62,535               0.0%
*   Energy World Corp., Ltd.                                                       154,243               47,890               0.0%
    Equity Trustees, Ltd.                                                              574                9,789               0.0%
    Euroz, Ltd.                                                                      3,934                3,908               0.0%
    Evolution Mining, Ltd.                                                          52,070               27,493               0.0%
    Fairfax Media, Ltd.                                                            712,959              512,455               0.0%
    Fleetwood Corp., Ltd.                                                           11,993               18,333               0.0%
    Flight Centre Travel Group, Ltd.                                                 9,755              361,957               0.0%
*   Focus Minerals, Ltd.                                                         1,002,633                8,745               0.0%
    Fortescue Metals Group, Ltd.                                                    84,960              262,215               0.0%
    Funtastic, Ltd.                                                                 32,496                1,533               0.0%
    G8 Education, Ltd.                                                               8,477               37,457               0.0%
    Goodman Fielder, Ltd.                                                          479,218              271,191               0.0%
    GrainCorp, Ltd. Class A                                                         23,646              182,890               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRALIA -- (Continued)
    Grange Resources, Ltd.                                                         167,580    $          20,223               0.0%
    Greencross, Ltd.                                                                 1,944               14,679               0.0%
*   Gryphon Minerals, Ltd.                                                          28,227                2,140               0.0%
    GUD Holdings, Ltd.                                                              23,624              149,534               0.0%
*   Gunns, Ltd.                                                                    133,137                   --               0.0%
    GWA Group, Ltd.                                                                 79,730              191,904               0.0%
    Hansen Technologies, Ltd.                                                          607                  836               0.0%
    Harvey Norman Holdings, Ltd.                                                   138,744              466,565               0.0%
    Helloworld, Ltd.                                                                25,000                6,318               0.0%
    HFA Holdings, Ltd.                                                              13,456               16,403               0.0%
    Hills, Ltd.                                                                     49,659               58,145               0.0%
*   Horizon Oil, Ltd.                                                              251,263               65,806               0.0%
*   Icon Energy, Ltd.                                                               52,698                5,576               0.0%
    iiNET, Ltd.                                                                     27,956              197,280               0.0%
    Iluka Resources, Ltd.                                                           61,082              392,129               0.0%
    Imdex, Ltd.                                                                     46,977               24,875               0.0%
    Incitec Pivot, Ltd.                                                            372,492              955,850               0.1%
    Independence Group NL                                                           79,758              319,392               0.0%
*   Infigen Energy                                                                  86,150               20,307               0.0%
    Insurance Australia Group, Ltd.                                                419,282            2,424,503               0.1%
    Invocare, Ltd.                                                                  21,457              228,950               0.0%
    IOOF Holdings, Ltd.                                                             42,129              336,036               0.0%
    Iress, Ltd.                                                                     16,798              146,161               0.0%
    James Hardie Industries P.L.C.                                                  42,398              452,244               0.0%
    James Hardie Industries P.L.C. Sponsored ADR                                     1,236               65,916               0.0%
    JB Hi-Fi, Ltd.                                                                  20,325              279,883               0.0%
*   Kingsgate Consolidated, Ltd.                                                    46,498               29,666               0.0%
*   Kingsrose Mining, Ltd.                                                          26,359                8,320               0.0%
    Leighton Holdings, Ltd.                                                         17,576              342,185               0.0%
    Lend Lease Group                                                                82,920            1,156,487               0.1%
*   Lonestar Resources, Ltd.                                                        48,892               15,048               0.0%
    M2 Group, Ltd.                                                                  25,214              174,952               0.0%
*   Macmahon Holdings, Ltd.                                                        196,207               17,053               0.0%
    Macquarie Atlas Roads Group                                                     64,324              172,149               0.0%
    Macquarie Group, Ltd.                                                           34,431            1,860,800               0.1%
    Magellan Financial Group, Ltd.                                                  13,478              159,998               0.0%
    MaxiTRANS Industries, Ltd.                                                      33,340               18,072               0.0%
*   Mayne Pharma Group, Ltd.                                                        28,592               19,124               0.0%
    McMillan Shakespeare, Ltd.                                                       6,994               66,184               0.0%
    McPherson's, Ltd.                                                                5,740                6,209               0.0%
    Melbourne IT, Ltd.                                                              27,781               34,157               0.0%
    Mermaid Marine Australia, Ltd.                                                  55,476               90,809               0.0%
*   Mesoblast, Ltd.                                                                  7,732               28,626               0.0%
    Metcash, Ltd.                                                                  132,425              330,741               0.0%
    Mincor Resources NL                                                             43,402               23,604               0.0%
*   Mineral Deposits, Ltd.                                                          31,741               38,197               0.0%
    Mineral Resources, Ltd.                                                         46,993              352,260               0.0%
    Monadelphous Group, Ltd.                                                        16,714              185,385               0.0%
    Mortgage Choice, Ltd.                                                           11,330               26,232               0.0%
    Mount Gibson Iron, Ltd.                                                        171,910               68,309               0.0%
    Myer Holdings, Ltd.                                                            209,443              355,683               0.0%
    National Australia Bank, Ltd.                                                  168,696            5,218,738               0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRALIA -- (Continued)
    Navitas, Ltd.                                                                   31,859    $         148,885               0.0%
    New Hope Corp., Ltd.                                                            32,366               64,056               0.0%
*   Newcrest Mining, Ltd.                                                           88,170              723,135               0.1%
*   Nexus Energy, Ltd.                                                             252,869                2,170               0.0%
    NIB Holdings, Ltd.                                                              74,922              215,917               0.0%
    Northern Star Resources, Ltd.                                                  103,222               99,550               0.0%
    NRW Holdings, Ltd.                                                              64,898               43,440               0.0%
    Nufarm, Ltd.                                                                    54,209              236,504               0.0%
    Oakton, Ltd.                                                                     1,390                2,314               0.0%
    Oil Search, Ltd.                                                                41,647              319,337               0.0%
    Orica, Ltd.                                                                     49,420              902,124               0.1%
    Origin Energy, Ltd.                                                            166,079            2,086,404               0.1%
    Orora, Ltd.                                                                    147,315              225,394               0.0%
    OrotonGroup, Ltd.                                                                2,881                9,619               0.0%
    OZ Minerals, Ltd.                                                               73,355              252,072               0.0%
    Pacific Brands, Ltd.                                                           322,529              134,025               0.0%
#*  Paladin Energy, Ltd.                                                           337,415               96,760               0.0%
    PanAust, Ltd.                                                                  115,489              175,126               0.0%
    Panoramic Resources, Ltd.                                                       75,563               40,294               0.0%
    Patties Foods, Ltd.                                                              1,438                1,642               0.0%
    Peet, Ltd.                                                                      30,855               32,920               0.0%
    Perpetual, Ltd.                                                                  6,681              273,169               0.0%
    Platinum Asset Management, Ltd.                                                 25,432              147,629               0.0%
*   PMP, Ltd.                                                                       73,062               31,129               0.0%
    Premier Investments, Ltd.                                                       29,481              279,720               0.0%
    Primary Health Care, Ltd.                                                      143,737              589,039               0.1%
*   Prime AET&D Holdings No.1, Ltd.                                                      4                   --               0.0%
    Prime Media Group, Ltd.                                                         58,679               44,187               0.0%
    Programmed Maintenance Services, Ltd.                                           42,831               98,052               0.0%
*   Qantas Airways, Ltd.                                                           356,412              532,519               0.0%
    QBE Insurance Group, Ltd.                                                      112,219            1,139,910               0.1%
    Qube Holdings, Ltd.                                                             60,756              131,427               0.0%
    Ramsay Health Care, Ltd.                                                         8,906              411,710               0.0%
    RCG Corp., Ltd.                                                                  4,861                2,629               0.0%
    RCR Tomlinson, Ltd.                                                             48,729              117,061               0.0%
    REA Group, Ltd.                                                                  4,246              170,014               0.0%
    Recall Holdings, Ltd.                                                            5,744               29,463               0.0%
    Reckon, Ltd.                                                                     7,215               11,628               0.0%
*   Red Fork Energy, Ltd.                                                           36,248                  709               0.0%
    Redflex Holdings, Ltd.                                                           4,333                4,418               0.0%
    Reece Australia, Ltd.                                                              591               17,324               0.0%
    Regis Resources, Ltd.                                                           35,116               42,645               0.0%
    Reject Shop, Ltd. (The)                                                          7,028               51,274               0.0%
*   Resolute Mining, Ltd.                                                          154,687               43,560               0.0%
    Retail Food Group, Ltd.                                                         34,746              170,599               0.0%
    Ridley Corp., Ltd.                                                              50,890               39,388               0.0%
    Rio Tinto, Ltd.                                                                 47,572            2,540,264               0.1%
*   Roc Oil Co., Ltd.                                                              253,353              152,128               0.0%
    Ruralco Holdings, Ltd.                                                           2,394                7,337               0.0%
    SAI Global, Ltd.                                                                83,862              303,556               0.0%
    Salmat, Ltd.                                                                    11,000               13,272               0.0%
#*  Samson Oil & Gas, Ltd. Sponsored ADR                                            12,700                3,785               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRALIA -- (Continued)
    Sandfire Resources NL                                                           23,031    $         114,284               0.0%
    Santos, Ltd.                                                                   130,744            1,498,228               0.1%
*   Saracen Mineral Holdings, Ltd.                                                 276,863               69,437               0.0%
    Sedgman, Ltd.                                                                   11,987                5,202               0.0%
    Seek, Ltd.                                                                      20,696              303,711               0.0%
    Select Harvests, Ltd.                                                           14,269               79,218               0.0%
*   Senex Energy, Ltd.                                                             190,124               91,019               0.0%
    Servcorp, Ltd.                                                                   9,992               45,815               0.0%
    Seven Group Holdings, Ltd.                                                      24,235              146,198               0.0%
    Sigma Pharmaceuticals, Ltd.                                                    417,406              284,386               0.0%
*   Silex Systems, Ltd.                                                              6,346                3,248               0.0%
    Silver Chef, Ltd.                                                                1,935               10,135               0.0%
    Sims Metal Management, Ltd.                                                     47,718              476,386               0.0%
    Sirtex Medical, Ltd.                                                            10,141              232,868               0.0%
    Skilled Group, Ltd.                                                             61,142              124,856               0.0%
    Slater & Gordon, Ltd.                                                           14,366               77,619               0.0%
    SMS Management & Technology, Ltd.                                               19,539               67,892               0.0%
    Sonic Healthcare, Ltd.                                                          39,531              654,188               0.1%
    Southern Cross Media Group, Ltd.                                               150,456              129,749               0.0%
    Spark Infrastructure Group                                                     278,048              467,394               0.0%
    Specialty Fashion Group, Ltd.                                                    8,094                5,931               0.0%
    STW Communications Group, Ltd.                                                 129,223              129,153               0.0%
    Suncorp Group, Ltd.                                                            179,348            2,333,717               0.1%
*   Sundance Energy Australia, Ltd.                                                 23,220               23,888               0.0%
    Sunland Group, Ltd.                                                             21,844               32,658               0.0%
    Super Retail Group, Ltd.                                                        25,199              163,512               0.0%
    Sydney Airport                                                                  73,615              286,195               0.0%
    Tabcorp Holdings, Ltd.                                                         262,060              941,363               0.1%
*   Tap Oil, Ltd.                                                                   49,618               26,890               0.0%
    Tassal Group, Ltd.                                                              33,598              109,135               0.0%
    Tatts Group, Ltd.                                                              363,131            1,111,575               0.1%
    Technology One, Ltd.                                                            52,967              156,393               0.0%
    Telstra Corp., Ltd.                                                            114,821              571,367               0.0%
    Telstra Corp., Ltd. ADR                                                            600               14,880               0.0%
*   Ten Network Holdings, Ltd.                                                     615,560              120,334               0.0%
    TFS Corp., Ltd.                                                                 45,428               62,965               0.0%
    Thorn Group, Ltd.                                                                5,639               12,625               0.0%
*   Tiger Resources, Ltd.                                                          140,253               31,945               0.0%
    Toll Holdings, Ltd.                                                            236,823            1,186,533               0.1%
    Tox Free Solutions, Ltd.                                                        30,708               65,872               0.0%
    TPG Telecom, Ltd.                                                               80,192              519,240               0.0%
*   Transfield Services, Ltd.                                                      110,789              187,041               0.0%
    Transpacific Industries Group, Ltd.                                            276,410              219,683               0.0%
    Transurban Group                                                                84,229              603,240               0.1%
    Treasury Wine Estates, Ltd.                                                    157,054              641,245               0.1%
*   UGL, Ltd.                                                                       51,363              317,703               0.0%
    UXC, Ltd.                                                                       56,149               41,658               0.0%
    Villa World, Ltd.                                                                7,177               12,151               0.0%
    Village Roadshow, Ltd.                                                          16,637              103,055               0.0%
*   Virgin Australia Holdings, Ltd. (ACI01NXR8)                                    312,963                   --               0.0%
*   Virgin Australia Holdings, Ltd. (B43DQC7)                                      435,347              147,663               0.0%
    Vocus Communications, Ltd.                                                       9,622               50,198               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRALIA -- (Continued)
    Washington H Soul Pattinson & Co., Ltd.                                          9,507    $         119,017               0.0%
    Watpac, Ltd.                                                                    32,558               24,028               0.0%
    WDS, Ltd.                                                                       33,762                7,242               0.0%
    Webjet, Ltd.                                                                    13,416               40,553               0.0%
    Wesfarmers, Ltd.                                                                68,829            2,678,679               0.2%
    Western Areas, Ltd.                                                             31,683              121,520               0.0%
    Westpac Banking Corp.                                                          140,736            4,319,787               0.2%
*   Whitehaven Coal, Ltd.                                                           30,345               40,696               0.0%
    Wide Bay Australia, Ltd.                                                         1,410                6,600               0.0%
    Woodside Petroleum, Ltd.                                                       118,758            4,218,325               0.2%
    Woolworths, Ltd.                                                                31,645            1,004,272               0.1%
    WorleyParsons, Ltd.                                                             24,007              286,542               0.0%
    Wotif.com Holdings, Ltd.                                                         1,468                3,926               0.0%
                                                                                              -----------------    --------------
TOTAL AUSTRALIA                                                                                     104,609,997               5.2%
                                                                                              -----------------    --------------
AUSTRIA -- (0.4%)
*   A-TEC Industries AG                                                              3,557                   --               0.0%
    Agrana Beteiligungs AG                                                             753               67,969               0.0%
    AMAG Austria Metall AG                                                             875               27,941               0.0%
    Andritz AG                                                                       7,313              353,395               0.0%
    Atrium European Real Estate, Ltd.                                               24,278              127,173               0.0%
    Austria Technologie & Systemtechnik AG                                           4,702               54,495               0.0%
    BUWOG AG                                                                         4,739               87,612               0.0%
    CA Immobilien Anlagen AG                                                         5,017               96,229               0.0%
    Conwert Immobilien Invest SE                                                    11,467              127,170               0.0%
    DO & CO AG                                                                         615               37,190               0.0%
    Erste Group Bank AG                                                             30,864              787,573               0.1%
    EVN AG                                                                           7,362               93,271               0.0%
#   Flughafen Wien AG                                                                3,202              294,085               0.0%
*   IMMOFINANZ AG                                                                   51,917              157,174               0.0%
*   Kapsch TrafficCom AG                                                               655               13,795               0.0%
    Lenzing AG                                                                       2,775              160,133               0.0%
    Mayr Melnhof Karton AG                                                           2,507              269,053               0.0%
    Oesterreichische Post AG                                                         7,933              387,172               0.0%
    OMV AG                                                                          28,697              902,034               0.1%
    Palfinger AG                                                                     1,737               40,479               0.0%
    POLYTEC Holding AG                                                               1,501               12,387               0.0%
    Raiffeisen Bank International AG                                                16,030              343,231               0.0%
    RHI AG                                                                           4,339              111,231               0.0%
    Rosenbauer International AG                                                        591               53,926               0.0%
    S IMMO AG                                                                       10,244               78,894               0.0%
    Schoeller-Bleckmann Oilfield Equipment AG                                        2,344              202,008               0.0%
    Semperit AG Holding                                                              2,929              145,075               0.0%
    Strabag SE                                                                       5,087              110,095               0.0%
    UNIQA Insurance Group AG                                                        10,626              118,484               0.0%
#   Verbund AG                                                                       8,343              168,830               0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe                             6,529              314,311               0.0%
    Voestalpine AG                                                                  21,072              844,100               0.1%
    Wienerberger AG                                                                 38,228              462,280               0.1%
    Zumtobel Group AG                                                                4,824               85,071               0.0%
                                                                                              -----------------    --------------
TOTAL AUSTRIA                                                                                         7,133,866               0.4%
                                                                                              -----------------    --------------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
BELGIUM -- (1.0%)
*   Ablynx NV                                                                        6,382    $          63,815               0.0%
    Ackermans & van Haaren NV                                                        5,301              661,074               0.0%
    Ageas                                                                           48,236            1,612,422               0.1%
*   AGFA-Gevaert NV                                                                 72,890              183,896               0.0%
    Anheuser-Busch InBev NV                                                         21,489            2,383,009               0.1%
    Anheuser-Busch InBev NV Sponsored ADR                                           13,736            1,524,421               0.1%
    Arseus NV                                                                        5,029              200,619               0.0%
    Atenor Group                                                                        67                3,085               0.0%
    Banque Nationale de Belgique                                                        55              224,061               0.0%
    Barco NV                                                                         3,258              240,221               0.0%
    Belgacom SA                                                                     50,144            1,893,865               0.1%
    Cie d'Entreprises CFE                                                            2,275              246,030               0.0%
    Cie Maritime Belge SA                                                            3,221               63,084               0.0%
    Colruyt SA                                                                       4,685              213,379               0.0%
    D'ieteren SA                                                                     6,011              217,655               0.0%
    Deceuninck NV                                                                   18,601               46,180               0.0%
    Delhaize Group SA                                                               15,783            1,079,160               0.1%
    Delhaize Group SA Sponsored ADR                                                 44,956              766,050               0.1%
    Econocom Group SA                                                                9,791               63,285               0.0%
    Elia System Operator SA                                                          6,629              328,834               0.0%
*   Euronav NV                                                                      10,613              112,635               0.0%
    EVS Broadcast Equipment SA                                                       1,521               49,296               0.0%
    Exmar NV                                                                        12,238              171,072               0.0%
*   Ion Beam Applications                                                            6,562              114,633               0.0%
    Jensen-Group NV                                                                    324                6,084               0.0%
*   KBC Groep NV                                                                    28,808            1,547,443               0.1%
    Kinepolis Group NV                                                               7,850              314,447               0.0%
    Lotus Bakeries                                                                      44               51,339               0.0%
    Melexis NV                                                                       4,562              208,312               0.0%
*   Mobistar SA                                                                     11,800              253,022               0.0%
    NV Bekaert SA                                                                    9,897              311,141               0.0%
*   Nyrstar NV                                                                       1,082                3,652               0.0%
*   RealDolmen NV/SA                                                                   455               10,820               0.0%
    Recticel SA                                                                      9,963               76,016               0.0%
    Resilux                                                                            348               46,113               0.0%
*   Roularta Media Group NV                                                          1,508               22,687               0.0%
    Sioen Industries NV                                                              4,172               58,903               0.0%
    Sipef SA                                                                           565               39,213               0.0%
    Solvay SA                                                                       10,542            1,439,191               0.1%
*   Telenet Group Holding NV                                                         5,738              324,667               0.0%
*   Tessenderlo Chemie NV                                                           11,405              295,887               0.0%
*   ThromboGenics NV                                                                 3,244               28,516               0.0%
    UCB SA                                                                          13,981            1,127,516               0.1%
    Umicore SA                                                                      23,955              940,197               0.1%
    Van de Velde NV                                                                  2,118               98,146               0.0%
*   Viohalco SA                                                                     20,959               67,625               0.0%
                                                                                              -----------------    --------------
TOTAL BELGIUM                                                                                        19,732,718               1.0%
                                                                                              -----------------    --------------
BRAZIL -- (1.6%)
*   Abril Educacao SA                                                               12,447               57,516               0.0%
    AES Tiete SA                                                                    14,900               89,898               0.0%
    Aliansce Shopping Centers SA                                                    19,156              140,865               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
BRAZIL -- (Continued)
    ALL - America Latina Logistica SA                                               86,800    $         237,055               0.0%
    Alupar Investimento SA                                                           7,100               52,081               0.0%
    AMBEV SA                                                                        24,800              164,186               0.0%
    AMBEV SA ADR                                                                    85,462              570,886               0.1%
    Arezzo Industria e Comercio SA                                                   7,850               90,897               0.0%
*   B2W Cia Digital                                                                 17,326              225,880               0.0%
    Banco Alfa de Investimento SA                                                   14,300               33,472               0.0%
    Banco Bradesco SA                                                               48,612              716,035               0.1%
    Banco do Brasil SA                                                              86,501              968,026               0.1%
    Banco Santander Brasil SA ADR                                                   71,745              393,163               0.0%
    BB Seguridade Participacoes SA                                                   7,300               97,388               0.0%
    Bematech SA                                                                     15,700               49,205               0.0%
*   BHG SA - Brazil Hospitality Group                                               10,000               72,237               0.0%
    BM&FBovespa SA                                                                 370,573            1,630,648               0.1%
    BR Malls Participacoes SA                                                       60,300              484,150               0.0%
    Brasil Brokers Participacoes SA                                                 23,200               29,678               0.0%
    Brasil Insurance Participacoes e Administracao SA                               10,700               32,195               0.0%
    Braskem SA Sponsored ADR                                                        16,672              244,578               0.0%
    BRF SA                                                                           9,416              245,272               0.0%
    BRF SA ADR                                                                      12,343              321,535               0.0%
*   Brookfield Incorporacoes SA                                                     87,670               55,852               0.0%
    CCR SA                                                                          57,962              431,478               0.0%
    Centrais Eletricas Brasileiras SA                                               42,400              106,382               0.0%
    CETIP SA - Mercados Organizados                                                 30,894              390,777               0.0%
    Cia Brasileira de Distribuicao ADR                                               7,747              323,825               0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo                                 23,700              185,485               0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR                             25,800              200,208               0.0%
    Cia de Saneamento de Minas Gerais-COPASA                                        13,200              150,304               0.0%
    Cia Energetica de Minas Gerais                                                   7,639               46,259               0.0%
    Cia Energetica de Minas Gerais Sponsored ADR                                    14,963               86,489               0.0%
    Cia Hering                                                                      19,177              193,464               0.0%
    Cia Paranaense de Energia                                                        5,900               58,367               0.0%
    Cia Paranaense de Energia Sponsored ADR                                          7,845              110,615               0.0%
    Cia Providencia Industria e Comercio SA                                          1,300                4,349               0.0%
#   Cia Siderurgica Nacional SA Sponsored ADR                                      208,426              683,637               0.1%
    Cielo SA                                                                        20,686              339,429               0.0%
    Contax Participacoes SA                                                          6,800               39,188               0.0%
*   Cosan Logistica SA                                                              29,400               49,239               0.0%
    Cosan SA Industria e Comercio                                                   29,400              410,360               0.0%
    CPFL Energia SA                                                                 27,700              207,692               0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes                         37,800              187,831               0.0%
    Cyrela Commercial Properties SA Empreendimentos e Participacoes                    300                1,900               0.0%
    Direcional Engenharia SA                                                        19,404               79,830               0.0%
    Duratex SA                                                                      92,506              332,535               0.0%
    EcoRodovias Infraestrutura e Logistica SA                                       28,020              125,223               0.0%
    EDP - Energias do Brasil SA                                                     51,600              201,449               0.0%
    Embraer SA                                                                      44,200              427,019               0.0%
    Embraer SA ADR                                                                  27,451            1,060,707               0.1%
    Equatorial Energia SA                                                           26,832              273,749               0.0%
    Estacio Participacoes SA                                                        40,752              471,751               0.0%
    Eternit SA                                                                      53,144               74,250               0.0%
    Even Construtora e Incorporadora SA                                             73,300              158,766               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
BRAZIL -- (Continued)
    Ez Tec Empreendimentos e Participacoes SA                                       17,400    $         148,876               0.0%
*   Fertilizantes Heringer SA                                                        3,800                9,598               0.0%
*   Fibria Celulose SA                                                              21,483              260,229               0.0%
#*  Fibria Celulose SA Sponsored ADR                                                45,289              553,884               0.1%
    Fleury SA                                                                       17,200              114,163               0.0%
    Gafisa SA                                                                      114,900              125,330               0.0%
    Gafisa SA ADR                                                                   54,377              116,367               0.0%
*   General Shopping Brasil SA                                                       6,700               18,209               0.0%
    Gerdau SA                                                                       19,500               72,285               0.0%
    Gerdau SA Sponsored ADR                                                        105,500              477,915               0.0%
    Grendene SA                                                                     20,200              142,561               0.0%
    Guararapes Confeccoes SA                                                         2,300               86,323               0.0%
    Helbor Empreendimentos SA                                                       52,475              128,236               0.0%
*   Hypermarcas SA                                                                  71,798              500,957               0.1%
    Iguatemi Empresa de Shopping Centers SA                                         17,900              181,227               0.0%
    International Meal Co. Holdings SA                                              11,500               82,186               0.0%
    Iochpe-Maxion SA                                                                20,600              141,791               0.0%
    Itau Unibanco Holding SA                                                        16,544              218,210               0.0%
    JBS SA                                                                         129,264              576,138               0.1%
    JHSF Participacoes SA                                                           23,200               29,493               0.0%
    JSL SA                                                                          17,600               96,534               0.0%
    Kepler Weber SA                                                                  4,800               89,978               0.0%
    Klabin SA                                                                      168,208              831,570               0.1%
    Kroton Educacional SA                                                          198,120            1,411,661               0.1%
    Light SA                                                                        14,507              119,217               0.0%
    Localiza Rent a Car SA                                                          26,971              388,558               0.0%
*   Log-in Logistica Intermodal SA                                                  15,500               29,887               0.0%
    Lojas Americanas SA                                                             28,578              140,282               0.0%
    Lojas Renner SA                                                                 14,167              423,497               0.0%
    LPS Brasil Consultoria de Imoveis SA                                             4,600               15,782               0.0%
    M Dias Branco SA                                                                 6,316              245,437               0.0%
    Magnesita Refratarios SA                                                        28,938               34,467               0.0%
    Mahle-Metal Leve SA Industria e Comercio                                         9,900               93,400               0.0%
*   Marfrig Global Foods SA                                                         44,900              109,798               0.0%
    Marisa Lojas SA                                                                 17,600              111,383               0.0%
    Mills Estruturas e Servicos de Engenharia SA                                    33,057              215,664               0.0%
*   Minerva SA                                                                      35,600              183,199               0.0%
    MRV Engenharia e Participacoes SA                                               79,065              261,508               0.0%
    Multiplan Empreendimentos Imobiliarios SA                                        9,675              200,024               0.0%
    Multiplus SA                                                                    11,200              157,042               0.0%
    Natura Cosmeticos SA                                                            22,996              334,115               0.0%
    Odontoprev SA                                                                   52,600              190,040               0.0%
    Oi SA                                                                           50,099               27,707               0.0%
    Oi SA ADR                                                                        2,918                1,751               0.0%
*   Paranapanema SA                                                                 51,280               46,654               0.0%
    Petroleo Brasileiro SA                                                          53,426              314,787               0.0%
    Petroleo Brasileiro SA ADR                                                      76,941              900,210               0.1%
    Porto Seguro SA                                                                 41,477              497,467               0.1%
    Portobello SA                                                                    9,400               17,499               0.0%
    Profarma Distribuidora de Produtos Farmaceuticos SA                              2,000                8,795               0.0%
    QGEP Participacoes SA                                                           10,300               37,418               0.0%
*   Qualicorp SA                                                                    38,426              390,814               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
BRAZIL -- (Continued)
    Raia Drogasil SA                                                                26,050    $         236,221               0.0%
*   Restoque Comercio e Confeccoes de Roupas SA                                     14,000               48,005               0.0%
    Rodobens Negocios Imobiliarios SA                                                6,300               25,370               0.0%
    Santos Brasil Participacoes SA                                                  17,850              113,396               0.0%
    Sao Martinho SA                                                                 16,000              251,691               0.0%
    SLC Agricola SA                                                                  7,600               51,840               0.0%
    Sonae Sierra Brasil SA                                                           5,937               42,888               0.0%
    Souza Cruz SA                                                                   26,100              210,647               0.0%
*   Springs Global Participacoes SA                                                 24,200                6,732               0.0%
    Sul America SA                                                                  66,797              354,563               0.0%
*   T4F Entretenimento SA                                                           13,800               15,609               0.0%
    Tegma Gestao Logistica                                                           8,250               60,536               0.0%
    Telefonica Brasil SA ADR                                                        12,260              250,594               0.0%
    Tempo Participacoes SA                                                          15,600               33,057               0.0%
    Tim Participacoes SA                                                            12,200               66,321               0.0%
    Tim Participacoes SA ADR                                                         6,220              171,174               0.0%
    Totvs SA                                                                        26,900              392,075               0.0%
    Tractebel Energia SA                                                            13,700              186,500               0.0%
    Transmissora Alianca de Energia Eletrica SA                                     74,133              550,930               0.1%
    Ultrapar Participacoes SA Sponsored ADR                                         28,612              620,880               0.1%
*   Usinas Siderurgicas de Minas Gerais SA                                          18,960               50,542               0.0%
    Vale SA                                                                         21,811              220,001               0.0%
    Vale SA Sponsored ADR                                                           78,960              796,706               0.1%
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
      Identificacao S.A                                                             15,075              241,882               0.0%
*   Vanguarda Agro SA                                                               42,212               20,941               0.0%
    WEG SA                                                                          28,766              339,416               0.0%
                                                                                              -----------------    --------------
TOTAL BRAZIL                                                                                         31,683,895               1.6%
                                                                                              -----------------    --------------
CANADA -- (7.0%)
*   5N Plus, Inc.                                                                   20,100               43,159               0.0%
    Absolute Software Corp.                                                         10,380               65,298               0.0%
*   Advantage Oil & Gas, Ltd.                                                       64,563              276,686               0.0%
*   AEterna Zentaris, Inc.                                                               1                    1               0.0%
    AG Growth International, Inc.                                                    2,000               82,907               0.0%
    AGF Management, Ltd. Class B                                                     6,520               59,239               0.0%
    Agnico Eagle Mines, Ltd.(2009823)                                               19,775              466,028               0.0%
    Agnico Eagle Mines, Ltd.(008474108)                                              3,806               89,441               0.0%
    Agrium, Inc.(2213538)                                                           10,637            1,040,719               0.1%
    Agrium, Inc.(008916108)                                                          9,921              970,472               0.1%
    AGT Food & Ingredient, Inc.                                                      5,018              123,285               0.0%
    Aimia, Inc.                                                                     19,730              284,471               0.0%
*   Air Canada Class A                                                              10,733               89,422               0.0%
    AirBoss of America Corp.                                                         1,193               10,585               0.0%
    Alacer Gold Corp.                                                               42,454               70,440               0.0%
    Alamos Gold, Inc.(2411707)                                                      16,300              121,630               0.0%
*   Alamos Gold, Inc.(011527108)                                                    23,917              178,660               0.0%
*   Alexco Resource Corp.                                                            8,500                4,223               0.0%
    Algoma Central Corp.                                                             3,600               51,299               0.0%
    Algonquin Power & Utilities Corp.                                               40,826              333,259               0.0%
    Alimentation Couche-Tard, Inc. Class B                                          32,955            1,118,432               0.1%
#   AltaGas, Ltd.                                                                    9,803              404,454               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
*   Alterra Power Corp.                                                             20,706    $           5,879               0.0%
    Altus Group, Ltd.                                                                4,600               89,180               0.0%
*   Alumasc Group P.L.C. (The)                                                      14,280               32,943               0.0%
*   Amaya Gaming Group, Inc.                                                         2,097               63,726               0.0%
*   Amerigo Resources, Ltd.                                                         42,500               13,387               0.0%
    Amica Mature Lifestyles, Inc.                                                    2,600               16,633               0.0%
    ARC Resources, Ltd.                                                             23,018              542,849               0.0%
*   Argonaut Gold, Inc.                                                             27,267               58,064               0.0%
    Arsenal Energy, Inc.                                                             5,800               42,662               0.0%
*   Artek Exploration, Ltd.                                                         12,339               28,246               0.0%
    Atco, Ltd. Class I                                                              10,200              414,498               0.0%
*   Athabasca Oil Corp.                                                            107,590              348,435               0.0%
*   ATS Automation Tooling Systems, Inc.                                            19,657              245,920               0.0%
    AuRico Gold, Inc.(05155C105)                                                       788                2,529               0.0%
    AuRico Gold, Inc.(2287317)                                                      81,646              261,516               0.0%
    AutoCanada, Inc.                                                                 4,011              222,784               0.0%
*   Avigilon Corp.                                                                   5,838               80,755               0.0%
#*  B2Gold Corp.                                                                   183,214              305,614               0.0%
    Badger Daylighting, Ltd.                                                         7,590              186,475               0.0%
*   Ballard Power Systems, Inc.                                                      7,109               19,932               0.0%
    Bank of Montreal(063671101)                                                        800               58,080               0.0%
    Bank of Montreal(2076009)                                                       43,584            3,160,570               0.2%
    Bank of Nova Scotia (The)(064149107)                                            16,411            1,005,994               0.1%
    Bank of Nova Scotia (The)(2076281)                                              46,481            2,846,474               0.2%
*   Bankers Petroleum, Ltd.                                                        106,109              407,659               0.0%
    Barrick Gold Corp.(067901108)                                                  137,708            1,634,594               0.1%
    Barrick Gold Corp.(2024644)                                                     38,995              462,937               0.0%
    Baytex Energy Corp.(B4VGVM3)                                                     1,522               46,509               0.0%
    Baytex Energy Corp.(07317Q105)                                                   6,649              203,127               0.0%
    BCE, Inc.                                                                       23,947            1,063,438               0.1%
*   Bellatrix Exploration, Ltd.(B580BW5)                                            32,652              152,678               0.0%
*   Bellatrix Exploration, Ltd.(078314101)                                           8,926               41,506               0.0%
*   Birchcliff Energy, Ltd.                                                         30,086              232,776               0.0%
    Bird Construction, Inc.                                                          2,700               32,269               0.0%
    Black Diamond Group, Ltd.                                                       10,016              171,073               0.0%
#*  BlackBerry, Ltd.(09228F103)                                                     87,196              915,558               0.1%
*   BlackBerry, Ltd.(BCBHZ31)                                                       14,669              154,102               0.0%
*   BlackPearl Resources, Inc.                                                      53,132               76,371               0.0%
    Bombardier, Inc. Class A                                                         7,100               23,750               0.0%
    Bombardier, Inc. Class B                                                        89,301              293,959               0.0%
    Bonavista Energy Corp.                                                          60,749              570,810               0.1%
    Bonterra Energy Corp.                                                            9,050              406,871               0.0%
    Boralex, Inc. Class A                                                            7,900               92,174               0.0%
    Brookfield Asset Management, Inc. Class A                                       14,472              708,416               0.1%
*   Brookfield Residential Properties, Inc.                                          5,399              125,527               0.0%
    Bumi Serpong Damai Tbk PT                                                       19,581              254,524               0.0%
    CAE, Inc.(2162760)                                                              26,952              345,315               0.0%
    CAE, Inc.(124765108)                                                             3,000               38,760               0.0%
    Calfrac Well Services, Ltd.                                                     16,320              195,484               0.0%
    Calian Technologies, Ltd.                                                        1,800               29,626               0.0%
    Cameco Corp.                                                                    44,846              778,702               0.1%
    Canaccord Genuity Group, Inc.                                                   20,230              171,240               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
*   Canacol Energy, Ltd.                                                             3,874    $          13,234               0.0%
    Canadian Energy Services & Technology Corp.                                     21,158              163,324               0.0%
    Canadian Imperial Bank of Commerce                                              18,470            1,686,153               0.1%
    Canadian National Railway Co.(136375102)                                         4,036              284,861               0.0%
    Canadian National Railway Co.(2180632)                                          13,000              916,534               0.1%
    Canadian Natural Resources, Ltd.(136385101)                                     79,889            2,786,528               0.2%
    Canadian Natural Resources, Ltd.(2171573)                                       41,220            1,438,430               0.1%
    Canadian Oil Sands, Ltd.                                                        58,340              914,143               0.1%
    Canadian Pacific Railway, Ltd.                                                   9,072            1,887,005               0.1%
    Canadian Tire Corp., Ltd. Class A                                               11,243            1,232,685               0.1%
    Canadian Utilities, Ltd. Class A                                                18,114              626,167               0.1%
    Canadian Western Bank                                                           16,747              560,933               0.0%
    Canam Group, Inc. Class A                                                       13,266              115,351               0.0%
    CanElson Drilling, Inc.                                                         27,256              133,251               0.0%
    Canexus Corp.                                                                    2,964               10,178               0.0%
*   Canfor Corp.                                                                    19,304              449,436               0.0%
    Canfor Pulp Products, Inc.                                                      11,820              132,143               0.0%
    Canyon Services Group, Inc.                                                     13,500              130,442               0.0%
    Capital Power Corp.                                                             18,713              424,718               0.0%
    Capstone Infrastructure Corp.                                                   29,693              112,496               0.0%
*   Capstone Mining Corp.                                                           89,723              167,974               0.0%
    Cascades, Inc.                                                                  30,187              167,936               0.0%
*   Catamaran Corp.(B3N9ZT8)                                                         4,106              195,733               0.0%
*   Catamaran Corp.(B8J4N87)                                                        12,320              587,005               0.1%
    Cathedral Energy Services, Ltd.                                                  6,216               17,153               0.0%
    CCL Industries, Inc. Class B                                                     5,735              579,784               0.1%
*   Celestica, Inc.(2263362)                                                        29,385              322,777               0.0%
*   Celestica, Inc.(15101Q108)                                                       4,446               48,817               0.0%
    Cenovus Energy, Inc.(15135U109)                                                 11,702              289,742               0.0%
    Cenovus Energy, Inc.(B57FG04)                                                   20,055              496,281               0.0%
    Centerra Gold, Inc.                                                             53,904              210,441               0.0%
*   Cequence Energy, Ltd.                                                           42,205               53,550               0.0%
*   CGI Group, Inc. Class A                                                         27,460              942,662               0.1%
*   China Gold International Resources Corp., Ltd.                                   6,117               11,723               0.0%
    CI Financial Corp.                                                               7,852              228,304               0.0%
    Cineplex, Inc.                                                                   8,595              323,804               0.0%
    Clarke, Inc.                                                                     3,687               31,961               0.0%
*   Claude Resources, Inc.                                                          32,900                6,422               0.0%
    Clearwater Seafoods, Inc.                                                        2,100               20,887               0.0%
    Cogeco Cable, Inc.                                                               7,351              400,863               0.0%
    Cogeco, Inc.                                                                       941               47,365               0.0%
    Colabor Group, Inc.                                                              4,766               14,970               0.0%
    COM DEV International, Ltd.                                                     22,160               72,749               0.0%
    Computer Modelling Group, Ltd.                                                  12,524              130,124               0.0%
    Constellation Software, Inc.                                                     2,091              589,053               0.1%
    Contrans Group, Inc. Class A                                                     2,800               37,092               0.0%
*   Copper Mountain Mining Corp.                                                    42,721               79,222               0.0%
    Corby Spirit and Wine, Ltd.                                                      1,600               29,841               0.0%
*   Corridor Resources, Inc.                                                        15,700               20,059               0.0%
    Corus Entertainment, Inc. Class B                                               17,840              328,292               0.0%
    Cott Corp.(22163N106)                                                            1,202                7,296               0.0%
    Cott Corp.(2228952)                                                             26,799              162,404               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
    Crescent Point Energy Corp.                                                     16,827    $         556,147               0.0%
*   Crew Energy, Inc.                                                               37,672              235,314               0.0%
*   DeeThree Exploration, Ltd.                                                      35,493              202,493               0.0%
*   Delphi Energy Corp.                                                             36,700               68,708               0.0%
*   Denison Mines Corp.                                                            103,818               97,642               0.0%
*   Descartes Systems Group, Inc. (The)                                              9,700              136,844               0.0%
    DH Corp.                                                                        16,898              539,752               0.0%
*   DHX Media, Ltd.                                                                  5,000               44,408               0.0%
    DirectCash Payments, Inc.                                                        1,200               16,929               0.0%
    Dollarama, Inc.                                                                  6,557              576,083               0.1%
*   Dominion Diamond Corp.(B95LX89)                                                 20,000              279,846               0.0%
*   Dominion Diamond Corp.(257287102)                                                6,700               93,867               0.0%
    Dorel Industries, Inc. Class B                                                   5,333              165,708               0.0%
*   DragonWave, Inc.                                                                 9,100                9,689               0.0%
*   Dundee Precious Metals, Inc.                                                    21,002               59,817               0.0%
    E-L Financial Corp., Ltd.                                                          184              112,648               0.0%
    Eldorado Gold Corp.(284902103)                                                  22,591              123,799               0.0%
    Eldorado Gold Corp.(2307873)                                                   138,361              756,225               0.1%
    Emera, Inc.                                                                      5,459              183,525               0.0%
    Empire Co., Ltd.                                                                 7,212              498,931               0.0%
    Enbridge Income Fund Holdings, Inc.                                             10,316              271,847               0.0%
    Enbridge, Inc.(2466149)                                                         16,270              769,867               0.1%
    Enbridge, Inc.(29250N105)                                                        3,298              156,193               0.0%
    Encana Corp.(2793193)                                                           46,047              857,981               0.1%
    Encana Corp.(292505104)                                                          3,467               64,590               0.0%
*   Endeavour Mining Corp.                                                          60,694               25,849               0.0%
*   Endeavour Silver Corp.(29258Y103)                                                2,098                6,378               0.0%
*   Endeavour Silver Corp.(2980003)                                                 16,345               49,888               0.0%
    Enerflex, Ltd.                                                                   3,141               44,869               0.0%
    Enerplus Corp.(292766102)                                                       24,292              347,376               0.0%
    Enerplus Corp.(B584T89)                                                         25,950              371,619               0.0%
    Enghouse Systems, Ltd.                                                           2,022               67,923               0.0%
    Ensign Energy Services, Inc.                                                    31,510              355,625               0.0%
*   Epsilon Energy, Ltd.                                                            14,800               48,193               0.0%
    Equitable Group, Inc.                                                            3,000              174,030               0.0%
*   Essential Energy Services Trust                                                 38,149               68,374               0.0%
    Evertz Technologies, Ltd.                                                        4,665               70,324               0.0%
*   Excellon Resources, Inc.                                                         5,700                4,147               0.0%
    Exchange Income Corp.                                                              857               14,630               0.0%
    Exco Technologies, Ltd.                                                          5,190               50,516               0.0%
*   EXFO, Inc.                                                                       5,100               18,960               0.0%
    Extendicare, Inc.                                                               20,535              148,676               0.0%
    Fairfax Financial Holdings, Ltd.                                                 2,829            1,292,522               0.1%
    Finning International, Inc.                                                     40,576            1,047,657               0.1%
    First Capital Realty, Inc.                                                      15,000              245,020               0.0%
*   First Majestic Silver Corp.(2833583)                                            19,978              102,456               0.0%
*   First Majestic Silver Corp.(32076V103)                                           9,100               46,683               0.0%
    First National Financial Corp.                                                     800               16,539               0.0%
    First Quantum Minerals, Ltd.                                                    75,842            1,143,967               0.1%
    FirstService Corp.(2350231)                                                      2,200              116,261               0.0%
    FirstService Corp.(33761N109)                                                      756               39,894               0.0%
    Fortis, Inc.                                                                    11,629              378,880               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
#*  Fortress Paper, Ltd. Class A                                                     1,649    $           3,043               0.0%
*   Fortuna Silver Mines, Inc.                                                      28,530               98,724               0.0%
    Gamehost, Inc.                                                                   1,925               28,438               0.0%
    Genesis Land Development Corp.                                                  12,700               49,919               0.0%
    Genworth MI Canada, Inc.                                                        12,859              449,532               0.0%
    George Weston, Ltd.                                                             11,061              903,684               0.1%
    Gibson Energy, Inc.                                                             16,059              467,072               0.0%
    Gildan Activewear, Inc.                                                         10,848              646,231               0.1%
    Glacier Media, Inc.                                                              1,400                2,074               0.0%
    GLENTEL, Inc.                                                                      800                7,127               0.0%
#*  GLG Life Tech Corp.                                                              2,421                  832               0.0%
    Gluskin Sheff + Associates, Inc.                                                 5,675              148,238               0.0%
*   GLV, Inc. Class A                                                                6,118               12,485               0.0%
    GMP Capital, Inc.                                                                9,669               57,222               0.0%
    Goldcorp, Inc.(380956409)                                                       28,491              535,061               0.0%
    Goldcorp, Inc.(2676302)                                                         28,111              527,525               0.0%
*   Golden Star Resources, Ltd.                                                     84,300               23,935               0.0%
*   Gran Tierra Energy, Inc.(38500T101)                                                444                2,025               0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)                                               77,736              354,521               0.0%
*   Great Canadian Gaming Corp.                                                     11,000              199,494               0.0%
    Great-West Lifeco, Inc.                                                         14,700              411,895               0.0%
*   Heroux-Devtek, Inc.                                                              6,091               54,908               0.0%
    High Liner Foods, Inc.                                                           1,186               23,182               0.0%
    HNZ Group, Inc.                                                                    700               12,341               0.0%
    Home Capital Group, Inc.                                                         8,200              393,030               0.0%
    Horizon North Logistics, Inc.                                                   21,201               59,819               0.0%
    HudBay Minerals, Inc.(B05BQ98)                                                   7,798               59,811               0.0%
    HudBay Minerals, Inc.(B05BDX1)                                                  17,163              131,420               0.0%
    Hudson's Bay Co.                                                                 7,831              135,907               0.0%
    Husky Energy, Inc.                                                              41,524            1,002,500               0.1%
*   IAMGOLD Corp.(450913108)                                                        35,221               66,568               0.0%
*   IAMGOLD Corp.(2446646)                                                          63,324              120,237               0.0%
    IGM Financial, Inc.                                                              4,783              191,312               0.0%
*   Imax Corp.(2014258)                                                              5,500              161,967               0.0%
#*  Imax Corp.(45245E109)                                                            5,543              163,297               0.0%
*   Imperial Metals Corp.                                                            7,200               60,881               0.0%
    Imperial Oil, Ltd.(453038408)                                                    5,751              275,358               0.0%
    Imperial Oil, Ltd.(2454241)                                                      5,500              264,642               0.0%
    Indigo Books & Music, Inc.                                                       1,800               20,219               0.0%
    Industrial Alliance Insurance & Financial Services, Inc.                        24,089              970,784               0.1%
    Innergex Renewable Energy, Inc.                                                 23,110              226,169               0.0%
    Intact Financial Corp.                                                           7,700              516,294               0.0%
    Inter Pipeline, Ltd.                                                             7,709              242,888               0.0%
*   Interfor Corp.                                                                  21,928              333,478               0.0%
    Intertape Polymer Group, Inc.                                                   12,470              182,671               0.0%
*   Ithaca Energy, Inc.                                                             68,974               88,126               0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                                        14,900              341,614               0.0%
    Just Energy Group, Inc.                                                         24,526              119,469               0.0%
    K-Bro Linen, Inc.                                                                1,229               43,182               0.0%
*   Katanga Mining, Ltd.                                                            78,989               27,333               0.0%
*   Kelt Exploration, Ltd.                                                           5,900               49,679               0.0%
    Keyera Corp.                                                                     7,772              618,284               0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
    Killam Properties, Inc.                                                         12,682    $         124,226               0.0%
*   Kinross Gold Corp.(496902404)                                                    7,412               15,936               0.0%
*   Kinross Gold Corp.(B03Z841)                                                    142,027              303,700               0.0%
*   Kirkland Lake Gold, Inc.                                                         2,333                7,245               0.0%
*   Knight Therapeutics, Inc.                                                          983                5,076               0.0%
*   Lake Shore Gold Corp.                                                          134,076               97,549               0.0%
    Laurentian Bank of Canada                                                       12,127              533,478               0.0%
*   Legacy Oil + Gas, Inc.                                                          28,559              116,309               0.0%
    Leisureworld Senior Care Corp.                                                   6,709               84,350               0.0%
    Leon's Furniture, Ltd.                                                           4,744               60,529               0.0%
*   Leucrotta Exploration, Inc.                                                     18,390               27,412               0.0%
    Lightstream Resources, Ltd.                                                     67,634              178,829               0.0%
    Linamar Corp.                                                                   14,854              758,746               0.1%
    Liquor Stores N.A., Ltd.                                                         6,618               76,336               0.0%
    Loblaw Cos., Ltd.                                                               15,350              799,724               0.1%
    Long Run Exploration, Ltd.                                                      54,503              154,265               0.0%
    Lucara Diamond Corp.                                                            37,414               75,688               0.0%
*   Lundin Mining Corp.                                                             73,500              328,029               0.0%
    MacDonald Dettwiler & Associates, Ltd.                                           5,145              392,317               0.0%
    Magellan Aerospace Corp.                                                         2,200               24,146               0.0%
    Magna International, Inc.                                                       33,072            3,264,211               0.2%
*   Mainstreet Equity Corp.                                                          1,610               58,269               0.0%
    Major Drilling Group International, Inc.                                        29,897              174,546               0.0%
    Mandalay Resources Corp.                                                        60,885               51,861               0.0%
    Manitoba Telecom Services, Inc.                                                 11,911              313,984               0.0%
    Manulife Financial Corp.                                                       119,013            2,258,718               0.1%
    Maple Leaf Foods, Inc.                                                          25,271              437,234               0.0%
    Martinrea International, Inc.                                                   38,841              411,827               0.0%
    McCoy Global, Inc.                                                                 700                2,969               0.0%
    Medical Facilities Corp.                                                         4,726               75,562               0.0%
*   MEG Energy Corp.                                                                15,994              385,996               0.0%
*   Mercator Minerals, Ltd.                                                         15,420                   --               0.0%
    Methanex Corp.                                                                  18,500            1,099,445               0.1%
    Metro, Inc.                                                                     25,916            1,821,168               0.1%
*   Migao Corp.                                                                     14,924               19,333               0.0%
*   Mitel Networks Corp.                                                             7,377               68,792               0.0%
*   Mood Media Corp.                                                                 8,100                3,881               0.0%
    Morneau Shepell, Inc.                                                            8,975              132,509               0.0%
    MTY Food Group, Inc.                                                               600               17,456               0.0%
    Mullen Group, Ltd.                                                              32,938              640,027               0.1%
    National Bank of Canada                                                         49,891            2,331,980               0.1%
    Nevsun Resources, Ltd.(64156L101)                                               11,137               37,754               0.0%
    Nevsun Resources, Ltd.(2631486)                                                 54,402              183,906               0.0%
    New Flyer Industries, Inc.                                                       3,000               34,604               0.0%
*   New Gold, Inc.                                                                 113,387              411,475               0.0%
*   New Millennium Iron Corp.                                                        7,500                1,198               0.0%
    Newalta Corp.                                                                   12,441              224,635               0.0%
    Norbord, Inc.                                                                    7,809              152,778               0.0%
    North West Co., Inc. (The)                                                       9,620              198,879               0.0%
    Northland Power, Inc.                                                           17,867              265,853               0.0%
*   NuVista Energy, Ltd.                                                            35,069              322,670               0.0%
*   OceanaGold Corp.                                                               101,898              166,357               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
    Onex Corp.                                                                      13,600    $         767,334               0.1%
    Open Text Corp.                                                                  9,200              508,141               0.0%
*   Osisko Gold Royalties, Ltd.                                                      9,698              121,153               0.0%
    Pacific Rubiales Energy Corp.                                                   84,415            1,273,280               0.1%
*   Painted Pony Petroleum, Ltd.                                                     8,621               81,693               0.0%
    Pan American Silver Corp.(697900108)                                             7,957               73,443               0.0%
    Pan American Silver Corp.(2669272)                                              26,917              248,861               0.0%
*   Paramount Resources, Ltd. Class A                                                3,700              154,953               0.0%
*   Parex Resources, Inc.                                                           37,633              344,926               0.0%
    Parkland Fuel Corp.                                                             15,022              293,896               0.0%
    Pason Systems, Inc.                                                             12,219              292,397               0.0%
    Pembina Pipeline Corp.                                                          20,923              868,071               0.1%
    Pengrowth Energy Corp.                                                         134,697              543,784               0.0%
    Penn West Petroleum, Ltd.(707887105)                                            26,052              117,755               0.0%
#   Penn West Petroleum, Ltd.(B63FY34)                                              54,214              245,323               0.0%
*   Performance Sports Group, Ltd.                                                   4,400               76,128               0.0%
*   Perpetual Energy, Inc.                                                          13,463               16,723               0.0%
    Peyto Exploration & Development Corp.                                           14,831              418,592               0.0%
    PHX Energy Services Corp.                                                        8,919               92,747               0.0%
*   Poseidon Concepts Corp.                                                          2,591                    4               0.0%
    Potash Corp. of Saskatchewan, Inc.(73755L107)                                      315               10,764               0.0%
    Potash Corp. of Saskatchewan, Inc.(2696980)                                     10,800              368,640               0.0%
    Precision Drilling Corp.(74022D308)                                             24,082              200,362               0.0%
    Precision Drilling Corp.(B5YPLH9)                                               57,500              479,060               0.0%
    Premium Brands Holdings Corp.                                                    3,200               70,272               0.0%
*   Primero Mining Corp.                                                            28,054               95,831               0.0%
    Progressive Waste Solutions, Ltd.(74339G101)                                     4,548              132,938               0.0%
    Progressive Waste Solutions, Ltd.(B3DJGB7)                                      23,419              684,046               0.1%
    Pulse Seismic, Inc.                                                             12,838               33,831               0.0%
    Pure Technologies, Ltd.                                                            800                5,657               0.0%
    Quebecor, Inc. Class B                                                          18,000              462,038               0.0%
*   Questerre Energy Corp. Class A                                                  32,700               21,180               0.0%
    Reitmans Canada, Ltd.                                                            2,400               12,798               0.0%
    Richelieu Hardware, Ltd.                                                         2,868              136,065               0.0%
*   Richmont Mines, Inc.                                                             2,400                4,940               0.0%
    Ritchie Bros Auctioneers, Inc.(767744105)                                        2,595               63,292               0.0%
    Ritchie Bros Auctioneers, Inc.(2345390)                                          7,600              185,777               0.0%
*   RMP Energy, Inc.                                                                31,901              167,565               0.0%
*   Rock Energy, Inc.                                                                7,532               36,957               0.0%
    Rocky Mountain Dealerships, Inc.                                                 1,878               17,779               0.0%
    Rogers Communications, Inc. Class B(775109200)                                   4,474              168,446               0.0%
    Rogers Communications, Inc. Class B(2169051)                                     4,600              172,972               0.0%
    Rogers Sugar, Inc.                                                              21,981               86,594               0.0%
    RONA, Inc.                                                                      35,356              431,343               0.0%
    Royal Bank of Canada                                                            55,774            3,959,432               0.2%
    Russel Metals, Inc.                                                             13,475              392,754               0.0%
*   San Gold Corp.                                                                  24,300                1,186               0.0%
*   Sandstorm Gold, Ltd.                                                            12,245               35,201               0.0%
*   Sandvine Corp.                                                                  27,400               68,072               0.0%
    Saputo, Inc.                                                                    14,340              406,897               0.0%
    Savanna Energy Services Corp.                                                   15,084               81,372               0.0%
*   Scorpio Mining Corp.                                                            21,755                3,667               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
    Secure Energy Services, Inc.                                                    14,037    $         259,928               0.0%
*   SEMAFO, Inc.                                                                    73,228              178,676               0.0%
    Shaw Communications, Inc. Class B(82028K200)                                    21,978              564,395               0.0%
    Shaw Communications, Inc. Class B(2801836)                                      10,510              269,872               0.0%
    ShawCor, Ltd.                                                                   11,698              515,333               0.0%
    Sherritt International Corp.                                                   116,603              289,684               0.0%
#*  Sierra Wireless, Inc.(826516106)                                                 2,592               70,969               0.0%
*   Sierra Wireless, Inc.(2418968)                                                   7,200              197,017               0.0%
*   Silver Standard Resources, Inc.(82823L106)                                       7,287               31,844               0.0%
*   Silver Standard Resources, Inc.(2218458)                                        20,044               87,322               0.0%
    Silver Wheaton Corp.(828336107)                                                  2,009               34,896               0.0%
    Silver Wheaton Corp.(B058ZX6)                                                   10,400              180,769               0.0%
    SNC-Lavalin Group, Inc.                                                          3,784              163,037               0.0%
*   Solium Capital, Inc.                                                             3,571               25,823               0.0%
    Sprott, Inc.                                                                     6,697               14,380               0.0%
    Stantec, Inc.                                                                    8,271              524,051               0.0%
    Stella-Jones, Inc.                                                               4,406              127,952               0.0%
    Strad Energy Services, Ltd.                                                        100                  409               0.0%
    Stuart Olson, Inc.                                                               1,740               11,780               0.0%
    Student Transportation, Inc.                                                    11,697               73,479               0.0%
    Sun Life Financial, Inc.                                                        42,457            1,510,227               0.1%
    Suncor Energy, Inc.(867224107)                                                  78,327            2,783,742               0.2%
    Suncor Energy, Inc.(B3NB1P2)                                                   108,988            3,870,014               0.2%
*   SunOpta, Inc.(8676EP108)                                                         9,100              128,856               0.0%
*   SunOpta, Inc.(2817510)                                                           4,800               67,972               0.0%
    Superior Plus Corp.                                                             48,729              527,910               0.0%
    Surge Energy, Inc.                                                              52,242              289,705               0.0%
*   TAG Oil, Ltd.                                                                      436                  615               0.0%
    Talisman Energy, Inc.(87425E103)                                                39,673              253,114               0.0%
    Talisman Energy, Inc.(2068299)                                                 169,465            1,081,100               0.1%
*   Taseko Mines, Ltd.                                                              68,913               90,494               0.0%
    Teck Resources, Ltd. Class A                                                       200                3,478               0.0%
    Teck Resources, Ltd. Class B(2879327)                                           43,200              682,660               0.1%
    Teck Resources, Ltd. Class B(878742204)                                          3,809               60,106               0.0%
    TELUS Corp.                                                                     24,664              883,882               0.1%
*   Tembec, Inc.                                                                    11,264               28,584               0.0%
*   Teranga Gold Corp.(B5TDK82)                                                      7,980                3,115               0.0%
*   Teranga Gold Corp.(B4L8QT1)                                                     13,832                6,110               0.0%
*   Tethys Petroleum, Ltd.                                                           4,500                1,158               0.0%
#*  Thompson Creek Metals Co., Inc.(884768102)                                      11,912               22,514               0.0%
*   Thompson Creek Metals Co., Inc.(2439806)                                        18,540               35,039               0.0%
    Thomson Reuters Corp.                                                           24,281              903,334               0.1%
    Tim Hortons, Inc.                                                                6,475              524,641               0.0%
*   Timmins Gold Corp.                                                              29,347               28,122               0.0%
    TMX Group, Ltd.                                                                    217               10,438               0.0%
    TORC Oil & Gas, Ltd.                                                            24,518              229,939               0.0%
    Toromont Industries, Ltd.                                                       13,559              323,741               0.0%
    Toronto-Dominion Bank (The)                                                    104,500            5,143,175               0.3%
    Torstar Corp. Class B                                                           16,400               95,747               0.0%
    Total Energy Services, Inc.                                                      6,965              121,001               0.0%
*   Tourmaline Oil Corp.                                                             9,313              334,098               0.0%
    TransAlta Corp.(89346D107)                                                      11,555              112,199               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
    TransAlta Corp.(2901628)                                                        71,959    $         699,765               0.1%
    TransCanada Corp.                                                               42,811            2,110,067               0.1%
    Transcontinental, Inc. Class A                                                  23,808              325,101               0.0%
    TransForce, Inc.                                                                26,126              638,865               0.1%
    TransGlobe Energy Corp.(893662106)                                               1,119                4,856               0.0%
    TransGlobe Energy Corp.(2470548)                                                16,078               69,759               0.0%
    Trican Well Service, Ltd.                                                       35,598              319,010               0.0%
    Trilogy Energy Corp.                                                             7,200              112,180               0.0%
    Trinidad Drilling, Ltd.                                                         47,476              309,191               0.0%
*   Turquoise Hill Resources, Ltd.(900435108)                                       52,650              176,378               0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                                         51,442              172,531               0.0%
    Twin Butte Energy, Ltd.                                                         89,805              119,522               0.0%
    Uni-Select, Inc.                                                                 4,296              108,100               0.0%
*   Valeant Pharmaceuticals International, Inc.                                     16,415            2,181,773               0.1%
    Valener, Inc.                                                                    9,034              129,051               0.0%
    Veresen, Inc.                                                                   21,550              338,245               0.0%
    Vermilion Energy, Inc.(B607XS1)                                                  3,800              215,650               0.0%
*   Vermilion Energy, Inc.(923725105)                                                1,685               94,764               0.0%
    Vicwest, Inc.                                                                      200                1,842               0.0%
    Wajax Corp.                                                                      6,684              213,914               0.0%
*   Wesdome Gold Mines, Ltd.                                                         7,360                4,767               0.0%
    West Fraser Timber Co., Ltd.                                                    12,954              679,624               0.1%
    Western Energy Services Corp.                                                   15,099               95,788               0.0%
    Western Forest Products, Inc.                                                   80,264              165,221               0.0%
    WesternOne, Inc.                                                                 5,790               32,468               0.0%
#*  Westport Innovations, Inc.                                                       7,700               47,346               0.0%
    Westshore Terminals Investment Corp.                                             4,685              142,788               0.0%
    Whistler Blackcomb Holdings, Inc.                                                1,476               24,922               0.0%
    Whitecap Resources, Inc.                                                        41,603              538,558               0.0%
    Wi-Lan, Inc.                                                                    11,342               37,537               0.0%
    Winpak, Ltd.                                                                     6,400              168,937               0.0%
    WSP Global, Inc.                                                                 9,673              294,468               0.0%
    Yamana Gold, Inc.(98462Y100)                                                     8,700               34,626               0.0%
    Yamana Gold, Inc.(2219279)                                                     106,471              424,165               0.0%
    Zargon Oil & Gas, Ltd.                                                          10,115               55,015               0.0%
    ZCL Composites, Inc.                                                               500                3,008               0.0%
                                                                                              -----------------    --------------
TOTAL CANADA                                                                                        141,408,811               7.1%
                                                                                              -----------------    --------------
CHILE -- (0.3%)
    AES Gener SA                                                                   182,432              100,942               0.0%
    Aguas Andinas SA Class A                                                       298,164              178,496               0.0%
    Banco de Chile ADR                                                               2,064              152,726               0.0%
    Banco de Credito e Inversiones                                                   4,845              270,202               0.0%
    Banco Santander Chile                                                        1,227,899               65,100               0.0%
    Banco Santander Chile ADR                                                        4,742              100,474               0.0%
    Banmedica SA                                                                    34,214               57,604               0.0%
    Besalco SA                                                                      67,710               45,564               0.0%
    CAP SA                                                                           5,896               56,105               0.0%
    Cencosud SA                                                                     48,851              139,608               0.0%
    Cia Cervecerias Unidas SA ADR                                                    8,000              170,480               0.0%
    Cia General de Electricidad SA                                                  23,772              192,669               0.0%
*   Cia Sud Americana de Vapores SA                                                120,818                4,556               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CHILE -- (Continued)
    Colbun SA                                                                      415,803    $         112,325               0.0%
    Corpbanca SA                                                                 7,730,415              103,785               0.0%
    Corpbanca SA ADR                                                                 9,675              195,435               0.0%
    Cristalerias de Chile SA                                                         2,000               14,447               0.0%
    Embotelladora Andina SA Class B ADR                                                315                5,862               0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR                                7,303              340,904               0.1%
*   Empresas AquaChile SA                                                           28,692               19,312               0.0%
    Empresas CMPC SA                                                               131,257              319,893               0.0%
    Empresas COPEC SA                                                               21,968              265,902               0.0%
    Empresas Hites SA                                                               30,027               13,445               0.0%
    Empresas Iansa SA                                                              500,604               17,815               0.0%
*   Empresas La Polar SA                                                            88,819                5,715               0.0%
    Enersis SA                                                                     368,503              117,967               0.0%
    Enersis SA Sponsored ADR                                                        36,113              570,224               0.1%
    ENTEL Chile SA                                                                  35,837              386,629               0.1%
    Forus SA                                                                        17,454               77,682               0.0%
    Gasco SA                                                                         1,627               11,842               0.0%
    Grupo Security SA                                                              147,850               56,490               0.0%
    Inversiones Aguas Metropolitanas SA                                            142,029              215,047               0.0%
*   Latam Airlines Group SA                                                         11,067              139,982               0.0%
    Masisa SA                                                                      586,512               24,110               0.0%
    Molibdenos y Metales SA                                                          1,797               14,067               0.0%
*   Multiexport Foods SA                                                            68,000               16,024               0.0%
    Parque Arauco SA                                                               146,384              300,364               0.0%
    PAZ Corp. SA                                                                    30,769               20,807               0.0%
    Ripley Corp. SA                                                                 48,272               26,335               0.0%
    SACI Falabella                                                                  18,630              136,127               0.0%
    Salfacorp SA                                                                    22,708               19,563               0.0%
    Sigdo Koppers SA                                                                78,916              122,521               0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR                                800               18,984               0.0%
    Socovesa SA                                                                    110,770               23,907               0.0%
    Sonda SA                                                                        79,082              192,490               0.0%
    Vina Concha y Toro SA                                                          106,813              205,330               0.0%
    Vina Concha y Toro SA Sponsored ADR                                                800               30,088               0.0%
                                                                                              -----------------    --------------
TOTAL CHILE                                                                                           5,675,946               0.3%
                                                                                              -----------------    --------------
CHINA -- (4.7%)
    361 Degrees International, Ltd.                                                173,000               49,525               0.0%
#   AAC Technologies Holdings, Inc.                                                 83,500              500,359               0.1%
#   Agile Property Holdings, Ltd.                                                  470,000              266,717               0.0%
    Agricultural Bank of China, Ltd. Class H                                     2,681,000            1,245,842               0.1%
    Air China, Ltd. Class H                                                        492,000              317,984               0.0%
    Ajisen China Holdings, Ltd.                                                     82,000               56,499               0.0%
*   Alibaba Health Information Technology, Ltd.                                     30,000               18,700               0.0%
#*  Aluminum Corp. of China, Ltd. ADR                                               15,900              176,808               0.0%
*   Aluminum Corp. of China, Ltd. Class H                                          598,000              267,743               0.0%
    AMVIG Holdings, Ltd.                                                           130,000               60,703               0.0%
    Angang Steel Co., Ltd. Class H                                                 346,000              254,364               0.0%
    Anhui Conch Cement Co., Ltd. Class H                                            61,500              201,404               0.0%
    Anhui Expressway Co., Ltd. Class H                                             110,000               66,961               0.0%
    Anhui Tianda Oil Pipe Co., Ltd.                                                 29,000                5,848               0.0%
    Anta Sports Products, Ltd.                                                     176,000              345,450               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CHINA -- (Continued)
#   Anton Oilfield Services Group                                                  338,000    $          71,864               0.0%
    Anxin-China Holdings, Ltd.                                                     816,000               75,810               0.0%
    Asia Cement China Holdings Corp.                                               143,500               81,538               0.0%
    AviChina Industry & Technology Co., Ltd. Class H                               456,000              346,756               0.0%
    Bank of China, Ltd. Class H                                                  6,209,800            2,972,327               0.2%
    Bank of Communications Co., Ltd. Class H                                       671,695              501,909               0.1%
#   Baoxin Auto Group, Ltd.                                                         88,500               67,646               0.0%
    Baoye Group Co., Ltd. Class H                                                   71,040               42,704               0.0%
    BBMG Corp. Class H                                                             290,500              205,416               0.0%
    Beijing Capital International Airport Co., Ltd. Class H                        456,000              334,682               0.0%
    Beijing Capital Land, Ltd. Class H                                             436,000              150,815               0.0%
    Beijing Enterprises Holdings, Ltd.                                              37,000              301,855               0.0%
    Beijing Enterprises Water Group, Ltd.                                          263,000              187,968               0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H                                200,000               89,052               0.0%
    Beijing North Star Co., Ltd. Class H                                           254,000               76,659               0.0%
    Belle International Holdings, Ltd.                                             362,000              460,187               0.0%
#   Biostime International Holdings, Ltd.                                           39,500               89,434               0.0%
#   Bloomage Biotechnology Corp., Ltd.                                              15,000               23,917               0.0%
    Boer Power Holdings, Ltd.                                                       43,000               53,840               0.0%
#   Bosideng International Holdings, Ltd.                                          724,000              106,472               0.0%
    Brilliance China Automotive Holdings, Ltd.                                     136,000              234,829               0.0%
    BYD Electronic International Co., Ltd.                                         245,500              292,382               0.0%
    C C Land Holdings, Ltd.                                                        414,883               74,956               0.0%
    Carrianna Group Holdings Co., Ltd.                                              26,000                4,226               0.0%
    CECEP COSTIN New Materials Group, Ltd.                                          40,000               17,458               0.0%
    Central China Real Estate, Ltd.                                                203,696               46,814               0.0%
    Changshouhua Food Co., Ltd.                                                     87,000               72,325               0.0%
#*  Chaoda Modern Agriculture Holdings, Ltd.                                       547,200               15,869               0.0%
#   Chaowei Power Holdings, Ltd.                                                   150,000               84,304               0.0%
*   Chiho-Tiande Group, Ltd.                                                        34,000               12,708               0.0%
    China Aerospace International Holdings, Ltd.                                 1,028,000              149,688               0.0%
    China Agri-Industries Holdings, Ltd.                                           757,700              288,496               0.0%
#   China All Access Holdings, Ltd.                                                 44,000               17,369               0.0%
    China Animal Healthcare, Ltd.                                                   47,000               38,738               0.0%
    China Aoyuan Property Group, Ltd.                                              301,000               47,408               0.0%
*   China Automation Group, Ltd.                                                   242,000               46,515               0.0%
    China BlueChemical, Ltd.                                                       470,000              166,902               0.0%
*   China Chengtong Development Group, Ltd.                                        446,000               31,056               0.0%
#   China Child Care Corp., Ltd.                                                   117,000               24,459               0.0%
    China CITIC Bank Corp., Ltd. Class H                                         1,055,000              687,279               0.1%
    China Coal Energy Co., Ltd. Class H                                            589,000              361,588               0.0%
    China Communications Construction Co., Ltd. Class H                            655,000              502,832               0.1%
    China Communications Services Corp., Ltd. Class H                              684,000              320,293               0.0%
    China Construction Bank Corp. Class H                                        6,752,200            5,037,809               0.3%
#*  China COSCO Holdings Co., Ltd. Class H                                         539,000              242,736               0.0%
    China Datang Corp. Renewable Power Co., Ltd. Class H                           559,000               80,768               0.0%
#*  China Dredging Environment Protection Holdings, Ltd.                            44,000               10,563               0.0%
*   China Eastern Airlines Corp., Ltd. ADR                                           2,373               44,517               0.0%
*   China Eastern Airlines Corp., Ltd. Class H                                     332,000              126,405               0.0%
*   China Energine International Holdings, Ltd.                                    316,000               39,546               0.0%
    China Everbright International, Ltd.                                           307,000              427,050               0.0%
#   China Fiber Optic Network System Group, Ltd.                                   298,000               90,400               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CHINA -- (Continued)
#*  China Foods, Ltd.                                                              246,000    $          92,058               0.0%
    China Galaxy Securities Co., Ltd. Class H                                      278,000              221,644               0.0%
    China Gas Holdings, Ltd.                                                       184,000              328,022               0.0%
    China Glass Holdings, Ltd.                                                     102,000               11,834               0.0%
*   China High Precision Automation Group, Ltd.                                    127,000               19,979               0.0%
*   China High Speed Transmission Equipment Group Co., Ltd.                        144,000              113,516               0.0%
#   China Hongqiao Group, Ltd.                                                     438,000              337,040               0.0%
*   China Household Holdings, Ltd.                                                 410,000               49,710               0.0%
*   China Huiyuan Juice Group, Ltd.                                                179,500               71,562               0.0%
    China International Marine Containers Group Co., Ltd. Class H                   34,100               79,469               0.0%
    China ITS Holdings Co., Ltd.                                                   291,000               40,538               0.0%
#   China Lesso Group Holdings, Ltd.                                               320,000              167,177               0.0%
    China Life Insurance Co., Ltd. ADR                                               8,269              370,038               0.0%
    China Lilang, Ltd.                                                              87,000               62,716               0.0%
    China Longyuan Power Group Corp., Ltd. Class H                                 297,000              316,717               0.0%
#   China Lumena New Materials Corp.                                               752,000               90,907               0.0%
    China Machinery Engineering Corp. Class H                                      199,000              112,750               0.0%
#   China Medical System Holdings, Ltd.                                             94,000              173,307               0.0%
    China Mengniu Dairy Co., Ltd.                                                   54,000              236,788               0.0%
    China Merchants Bank Co., Ltd. Class H                                         320,201              594,231               0.1%
    China Merchants Holdings International Co., Ltd.                               122,249              386,429               0.0%
    China Merchants Land, Ltd.                                                     388,000               55,575               0.0%
*   China Metal Recycling Holdings, Ltd.                                            89,400               20,381               0.0%
    China Minsheng Banking Corp., Ltd. Class H                                     672,600              675,688               0.1%
    China Mobile, Ltd.                                                               8,000               99,746               0.0%
    China Mobile, Ltd. Sponsored ADR                                                55,427            3,441,462               0.2%
#*  China Modern Dairy Holdings, Ltd.                                              270,000              119,472               0.0%
    China National Building Material Co., Ltd. Class H                           1,104,000            1,023,590               0.1%
    China National Materials Co., Ltd.                                             437,000               99,248               0.0%
*   China New Town Development Co., Ltd.                                           241,383               11,999               0.0%
*   China Nickel Resources Holdings Co., Ltd.                                       54,000                1,579               0.0%
#   China Oil & Gas Group, Ltd.                                                  2,040,000              326,853               0.0%
    China Oilfield Services, Ltd. Class H                                           86,000              179,744               0.0%
#   China Overseas Grand Oceans Group, Ltd.                                        328,250              173,180               0.0%
    China Overseas Land & Investment, Ltd.                                         462,827            1,345,846               0.1%
    China Pacific Insurance Group Co., Ltd. Class H                                 82,000              307,386               0.0%
    China Petroleum & Chemical Corp. ADR                                            12,059            1,048,848               0.1%
    China Petroleum & Chemical Corp. Class H                                       541,400              469,508               0.1%
#   China Power International Development, Ltd.                                    560,000              252,964               0.0%
*   China Power New Energy Development Co., Ltd.                                   960,000               66,902               0.0%
*   China Precious Metal Resources Holdings Co., Ltd.                              188,000               19,863               0.0%
*   China Properties Group, Ltd.                                                   173,000               33,010               0.0%
*   China Qinfa Group, Ltd.                                                        116,000                5,014               0.0%
    China Railway Construction Corp., Ltd. Class H                                 301,000              318,171               0.0%
    China Railway Group, Ltd. Class H                                              560,000              344,743               0.0%
*   China Rare Earth Holdings, Ltd.                                                364,000               46,488               0.0%
    China Resources Cement Holdings, Ltd.                                          644,610              436,671               0.0%
    China Resources Enterprise, Ltd.                                               286,000              680,249               0.1%
    China Resources Gas Group, Ltd.                                                102,000              290,907               0.0%
    China Resources Land, Ltd.                                                     254,000              603,490               0.1%
    China Resources Power Holdings Co., Ltd.                                       122,000              355,099               0.0%
#*  China Rongsheng Heavy Industries Group Holdings, Ltd.                          752,000              120,118               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CHINA -- (Continued)
*   China Ruifeng Renewable Energy, Ltd.                                            56,000    $          10,138               0.0%
#   China Sanjiang Fine Chemicals Co., Ltd.                                        109,000               54,035               0.0%
    China SCE Property Holdings, Ltd.                                              363,600               71,761               0.0%
#   China Shanshui Cement Group, Ltd.                                              593,000              219,772               0.0%
    China Shenhua Energy Co., Ltd. Class H                                         297,116              835,516               0.1%
    China Shineway Pharmaceutical Group, Ltd.                                       58,000              105,548               0.0%
*   China Shipping Container Lines Co., Ltd. Class H                               943,000              268,940               0.0%
*   China Shipping Development Co., Ltd. Class H                                   453,752              299,246               0.0%
#   China Singyes Solar Technologies Holdings, Ltd.                                 84,000              160,866               0.0%
    China South City Holdings, Ltd.                                                490,000              223,196               0.0%
    China Southern Airlines Co., Ltd. Class H                                      370,000              129,918               0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                                  3,231               56,672               0.0%
    China State Construction International Holdings, Ltd.                          137,600              213,072               0.0%
    China Suntien Green Energy Corp., Ltd. Class H                                 335,000               88,977               0.0%
*   China Taifeng Beddings Holdings, Ltd.                                           44,000                7,042               0.0%
*   China Taiping Insurance Holdings Co., Ltd.                                     138,600              295,745               0.0%
    China Telecom Corp., Ltd. ADR                                                    3,368              214,137               0.0%
#*  China Tian Lun Gas Holdings, Ltd.                                               58,500               67,517               0.0%
    China Tianyi Holdings, Ltd.                                                    136,000               17,896               0.0%
    China Travel International Investment Hong Kong, Ltd.                          202,000               62,308               0.0%
    China Unicom Hong Kong, Ltd. ADR                                                69,402            1,039,642               0.1%
    China Vanadium Titano - Magnetite Mining Co., Ltd.                             296,000               30,140               0.0%
#   China Water Affairs Group, Ltd.                                                310,000              157,847               0.0%
*   China WindPower Group, Ltd.                                                    730,000               60,282               0.0%
#*  China Yurun Food Group, Ltd.                                                   517,000              220,115               0.0%
    China ZhengTong Auto Services Holdings, Ltd.                                   292,500              165,702               0.0%
#   China Zhongwang Holdings, Ltd.                                                 508,400              267,755               0.0%
*   Chinasoft International, Ltd.                                                  170,000               57,701               0.0%
*   Chinese People Holdings Co., Ltd.                                              452,514               10,717               0.0%
*   Chongqing Iron & Steel Co., Ltd. Class H                                       196,000               43,066               0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H                               327,925               59,169               0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H                              683,000              328,702               0.0%
    CIMC Enric Holdings, Ltd.                                                       98,000               98,676               0.0%
*   CITIC Dameng Holdings, Ltd.                                                     56,000                4,547               0.0%
*   CITIC Resources Holdings, Ltd.                                                 922,000              129,687               0.0%
    CITIC Securities Co., Ltd. Class H                                              50,500              125,745               0.0%
#   CITIC, Ltd.                                                                    278,000              487,104               0.1%
    Citychamp Watch & Jewellery Group, Ltd.                                        450,000               61,000               0.0%
    Clear Media, Ltd.                                                               29,000               29,542               0.0%
    CNOOC, Ltd.                                                                    434,000              678,480               0.1%
    CNOOC, Ltd. ADR                                                                 13,087            2,046,414               0.1%
*   Coastal Greenland, Ltd.                                                        123,000                4,284               0.0%
    Comba Telecom Systems Holdings, Ltd.                                           335,793              154,065               0.0%
#*  Comtec Solar Systems Group, Ltd.                                               208,000               34,649               0.0%
    Coolpad Group, Ltd.                                                            496,000              106,850               0.0%
    COSCO Pacific, Ltd.                                                            438,674              578,385               0.1%
*   Coslight Technology International Group Co., Ltd.                               54,000               34,761               0.0%
    Country Garden Holdings Co., Ltd.                                            1,596,786              627,341               0.1%
    CP Pokphand Co., Ltd.                                                          568,000               65,244               0.0%
    CPMC Holdings, Ltd.                                                            118,000               89,022               0.0%
    CSPC Pharmaceutical Group, Ltd.                                                266,000              244,714               0.0%
    CSR Corp., Ltd.                                                                 66,000               67,148               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CHINA -- (Continued)
*   DaChan Food Asia, Ltd.                                                         128,000    $          16,508               0.0%
    Dah Chong Hong Holdings, Ltd.                                                  220,000              129,743               0.0%
    Dalian Port PDA Co., Ltd. Class H                                              472,000              165,025               0.0%
    DaMing International Holdings, Ltd.                                             42,000               15,016               0.0%
    Daphne International Holdings, Ltd.                                            302,000              152,024               0.0%
    Datang International Power Generation Co., Ltd. Class H                        316,000              165,894               0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                                          56,000               55,651               0.0%
#*  DBA Telecommunication Asia Holdings, Ltd.                                       72,000                3,537               0.0%
    Digital China Holdings, Ltd.                                                   204,000              189,854               0.0%
    Dongfang Electric Corp., Ltd. Class H                                           94,800              160,409               0.0%
    Dongfeng Motor Group Co., Ltd. Class H                                         182,000              281,455               0.0%
    Dongyue Group, Ltd.                                                            361,000              135,330               0.0%
#*  Dynasty Fine Wines Group, Ltd.                                                 114,000                3,969               0.0%
    ENN Energy Holdings, Ltd.                                                       84,000              542,858               0.1%
    EVA Precision Industrial Holdings, Ltd.                                        284,000               76,279               0.0%
#   Evergrande Real Estate Group, Ltd.                                           2,213,000              850,407               0.1%
#   Fantasia Holdings Group Co., Ltd.                                              396,000               42,383               0.0%
#*  FDG Electric Vehicles, Ltd.                                                    100,000                7,092               0.0%
    First Tractor Co., Ltd. Class H                                                130,000               83,240               0.0%
    Fosun International, Ltd.                                                      196,500              233,080               0.0%
    Franshion Properties China, Ltd.                                             1,270,000              301,436               0.0%
    Fufeng Group, Ltd.                                                             201,600               94,700               0.0%
#*  GCL-Poly Energy Holdings, Ltd.                                               1,083,000              364,995               0.0%
    Geely Automobile Holdings, Ltd.                                              2,045,000              912,802               0.1%
*   Global Bio-Chem Technology Group Co., Ltd.                                     500,000               19,032               0.0%
*   Glorious Property Holdings, Ltd.                                               667,000               96,355               0.0%
#   Golden Eagle Retail Group, Ltd.                                                 90,000              110,334               0.0%
    Golden Meditech Holdings, Ltd.                                                 340,585               55,770               0.0%
*   Goldin Properties Holdings, Ltd.                                                18,000               10,946               0.0%
    Goldlion Holdings, Ltd.                                                         79,000               33,109               0.0%
    GOME Electrical Appliances Holding, Ltd.                                     2,608,060              410,888               0.0%
    Goodbaby International Holdings, Ltd.                                          141,000               56,845               0.0%
    Great Wall Motor Co., Ltd. Class H                                             135,000              592,406               0.1%
#   Greatview Aseptic Packaging Co., Ltd.                                           82,000               53,716               0.0%
#   Greenland Hong Kong Holdings, Ltd.                                              24,000                9,668               0.0%
#   Greentown China Holdings, Ltd.                                                 219,000              227,885               0.0%
    Guangdong Investment, Ltd.                                                     316,000              414,859               0.0%
*   Guangdong Land Holdings, Ltd.                                                  208,000               44,249               0.0%
    Guangshen Railway Co., Ltd. Class H                                            164,000               70,439               0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                                        6,099              130,214               0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                                   442,259              392,919               0.0%
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H                  18,000               61,519               0.0%
    Guangzhou R&F Properties Co., Ltd.                                             397,200              433,225               0.0%
    Guangzhou Shipyard International Co., Ltd. Class H                              57,200               75,601               0.0%
    Guodian Technology & Environment Group Corp., Ltd. Class H                     236,000               48,124               0.0%
    Haier Electronics Group Co., Ltd.                                              127,000              340,553               0.0%
    Hainan Meilan International Airport Co., Ltd. Class H                           27,000               21,001               0.0%
    Haitian International Holdings, Ltd.                                            56,000              119,402               0.0%
#   Hanergy Thin Film Power Group, Ltd.                                          1,786,000              407,495               0.0%
    Harbin Electric Co., Ltd. Class H                                              236,236              142,571               0.0%
*   Heng Tai Consumables Group, Ltd.                                               644,962                9,479               0.0%
    Hengan International Group Co., Ltd.                                            42,000              441,628               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CHINA -- (Continued)
#   Hengdeli Holdings, Ltd.                                                        477,400    $          76,837               0.0%
*   Hi Sun Technology China, Ltd.                                                   81,000               25,270               0.0%
*   Hidili Industry International Development, Ltd.                                268,000               29,052               0.0%
#   Hilong Holding, Ltd.                                                           163,000               52,547               0.0%
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H                             65,000               58,095               0.0%
*   HKC Holdings, Ltd.                                                             393,477                9,648               0.0%
    Honghua Group, Ltd.                                                            438,000               84,754               0.0%
#   Hopewell Highway Infrastructure, Ltd.                                          186,475               90,184               0.0%
#*  Hopson Development Holdings, Ltd.                                              218,000              193,997               0.0%
    HOSA International, Ltd.                                                        32,000               12,883               0.0%
    Hua Han Bio-Pharmaceutical Holdings, Ltd.                                      629,913              225,109               0.0%
#   Huabao International Holdings, Ltd.                                            665,000              475,511               0.1%
    Huadian Power International Corp., Ltd. Class H                                274,000              210,002               0.0%
    Huaneng Power International, Inc. Class H                                       24,000               29,476               0.0%
    Huaneng Power International, Inc. Sponsored ADR                                  3,000              148,650               0.0%
    Huaneng Renewables Corp., Ltd. Class H                                         840,000              301,690               0.0%
*   Hunan Nonferrous Metal Corp., Ltd. Class H                                     530,000              170,171               0.0%
    Industrial & Commercial Bank of China, Ltd. Class H                          8,236,460            5,458,020               0.3%
    Intime Retail Group Co., Ltd.                                                  226,000              195,947               0.0%
    Jiangsu Expressway Co., Ltd. Class H                                           166,000              186,070               0.0%
    Jiangxi Copper Co., Ltd. Class H                                               309,000              547,277               0.1%
*   Jinchuan Group International Resources Co., Ltd.                                47,000                4,730               0.0%
    Jingwei Textile Machinery Class H                                               28,000               28,103               0.0%
    Ju Teng International Holdings, Ltd.                                           274,000              153,211               0.0%
*   Kai Yuan Holdings, Ltd.                                                      1,980,000               26,168               0.0%
#   Kaisa Group Holdings, Ltd.                                                     530,000              196,280               0.0%
    Kasen International Holdings, Ltd.                                              30,000                4,264               0.0%
    Kingboard Chemical Holdings, Ltd.                                              125,500              245,634               0.0%
    Kingboard Laminates Holdings, Ltd.                                             217,000               88,492               0.0%
#*  Kingdee International Software Group Co., Ltd.                                 371,600              121,911               0.0%
#   Kingsoft Corp., Ltd.                                                            54,000              126,944               0.0%
    Kunlun Energy Co., Ltd.                                                        318,000              422,939               0.0%
    KWG Property Holding, Ltd.                                                     421,900              292,964               0.0%
*   Labixiaoxin Snacks Group, Ltd.                                                 200,000               26,804               0.0%
    Lai Fung Holdings, Ltd.                                                      1,378,000               29,547               0.0%
    Le Saunda Holdings, Ltd.                                                       126,000               63,402               0.0%
    Lee & Man Chemical Co., Ltd.                                                    48,300               30,212               0.0%
#   Lee & Man Paper Manufacturing, Ltd.                                            381,600              208,921               0.0%
#   Lenovo Group, Ltd.                                                             424,000              626,072               0.1%
*   Lianhua Supermarket Holdings Co., Ltd. Class H                                  96,400               47,847               0.0%
#   Lijun International Pharmaceutical Holding Co., Ltd.                           294,000              143,119               0.0%
*   Lingbao Gold Co., Ltd. Class H                                                 100,000               16,100               0.0%
    Livzon Pharmaceutical Group, Inc. Class H                                          600                4,508               0.0%
    Longfor Properties Co., Ltd.                                                   401,500              466,273               0.1%
    Lonking Holdings, Ltd.                                                         631,000              108,241               0.0%
*   Loudong General Nice Resources China Holdings, Ltd.                            507,600               33,387               0.0%
*   Maanshan Iron & Steel Co., Ltd. Class H                                        538,000              139,587               0.0%
    Maoye International Holdings, Ltd.                                             311,000               48,103               0.0%
    Metallurgical Corp. of China, Ltd. Class H                                     783,000              215,002               0.0%
*   Microport Scientific Corp.                                                      56,000               28,401               0.0%
    MIE Holdings Corp.                                                             304,000               41,984               0.0%
    MIN XIN Holdings, Ltd.                                                          34,000               20,562               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CHINA -- (Continued)
*   Mingfa Group International Co., Ltd.                                           363,000    $         101,020               0.0%
    Minmetals Land, Ltd.                                                           268,000               31,081               0.0%
#   Minth Group, Ltd.                                                              144,000              276,437               0.0%
    MMG, Ltd.                                                                      608,000              204,210               0.0%
*   Nan Hai Corp., Ltd.                                                          5,150,000               29,276               0.0%
    Nature Home Holding Co., Ltd.                                                   29,000                4,424               0.0%
#   NetDragon Websoft, Inc.                                                         26,500               45,193               0.0%
    New China Life Insurance Co., Ltd. Class H                                      32,700              122,580               0.0%
    New World China Land, Ltd.                                                     637,800              386,903               0.0%
#   Nine Dragons Paper Holdings, Ltd.                                              560,000              433,326               0.0%
#*  North Mining Shares Co., Ltd.                                                1,510,000               70,048               0.0%
    NVC Lighting Holdings, Ltd.                                                    320,000               73,448               0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                                       28,000               10,471               0.0%
    Pacific Online, Ltd.                                                           107,000               57,990               0.0%
    Parkson Retail Group, Ltd.                                                      70,000               20,591               0.0%
    PetroChina Co., Ltd. ADR                                                         9,000            1,129,500               0.1%
    PetroChina Co., Ltd. Class H                                                   224,000              280,724               0.0%
#   Phoenix Satellite Television Holdings, Ltd.                                    300,000               92,494               0.0%
    PICC Property & Casualty Co., Ltd. Class H                                     215,140              394,661               0.0%
    Ping An Insurance Group Co. of China, Ltd. Class H                              59,000              482,309               0.1%
    Poly Property Group Co., Ltd.                                                  471,000              182,458               0.0%
    Ports Design, Ltd.                                                              89,500               31,037               0.0%
*   Pou Sheng International Holdings, Ltd.                                         463,000               42,434               0.0%
*   Powerlong Real Estate Holdings, Ltd.                                           259,000               36,043               0.0%
*   Prosperity International Holdings HK, Ltd.                                     320,000               11,352               0.0%
*   Qunxing Paper Holdings Co., Ltd.                                               147,174                7,174               0.0%
*   Real Gold Mining, Ltd.                                                          19,000                  644               0.0%
    Real Nutriceutical Group, Ltd.                                                 205,000               69,827               0.0%
#*  Renhe Commercial Holdings Co., Ltd.                                          3,760,000              150,368               0.0%
#   REXLot Holdings, Ltd.                                                        2,254,266              232,665               0.0%
    Road King Infrastructure, Ltd.                                                  71,000               61,561               0.0%
*   Sany Heavy Equipment International Holdings Co., Ltd.                          240,000               53,195               0.0%
    Sateri Holdings, Ltd.                                                          194,000               58,677               0.0%
#*  Semiconductor Manufacturing International Corp.                              6,596,000              683,852               0.1%
*   Semiconductor Manufacturing International Corp. ADR                             15,175               78,000               0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H                                  26,500               12,256               0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H                         72,000               72,809               0.0%
    Shanghai Electric Group Co., Ltd. Class H                                      590,000              296,362               0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H                           18,000               64,805               0.0%
    Shanghai Industrial Holdings, Ltd.                                             143,000              439,993               0.0%
#*  Shanghai Industrial Urban Development Group, Ltd.                              512,000               94,494               0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H                348,000              119,426               0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H                             158,200              395,903               0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                                      82,000               15,724               0.0%
*   Shanghai Zendai Property, Ltd.                                               1,505,000               20,368               0.0%
    Shengli Oil & Gas Pipe Holdings, Ltd.                                          262,500               15,553               0.0%
    Shenguan Holdings Group, Ltd.                                                  190,000               53,729               0.0%
    Shenzhen Expressway Co., Ltd. Class H                                          174,000              111,321               0.0%
    Shenzhen International Holdings, Ltd.                                          269,843              428,847               0.0%
    Shenzhen Investment, Ltd.                                                      212,345               61,334               0.0%
    Shenzhou International Group Holdings, Ltd.                                     78,000              268,284               0.0%
    Shimao Property Holdings, Ltd.                                                 435,500              938,422               0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CHINA -- (Continued)
*   Shougang Concord International Enterprises Co., Ltd.                         1,368,000    $          63,520               0.0%
#   Shougang Fushan Resources Group, Ltd.                                          632,000              145,098               0.0%
    Shui On Land, Ltd.                                                           1,406,156              322,823               0.0%
    Sichuan Expressway Co., Ltd. Class H                                           204,000               78,676               0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                                     716,000              573,573               0.1%
    Sino Biopharmaceutical, Ltd.                                                   583,999              587,210               0.1%
#*  Sino Oil And Gas Holdings, Ltd.                                              3,690,000               96,049               0.0%
    Sino-Ocean Land Holdings, Ltd.                                                 856,332              486,310               0.1%
#*  Sinofert Holdings, Ltd.                                                        628,000               95,646               0.0%
#   SinoMedia Holding, Ltd.                                                        111,276               69,041               0.0%
#   Sinopec Kantons Holdings, Ltd.                                                 198,000              163,949               0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR                           4,950              153,599               0.0%
    Sinopharm Group Co., Ltd. Class H                                              116,000              455,408               0.0%
*   Sinotrans Shipping, Ltd.                                                       314,500               86,026               0.0%
    Sinotrans, Ltd. Class H                                                        441,000              349,935               0.0%
    Sinotruk Hong Kong, Ltd.                                                       216,500              112,501               0.0%
    SITC International Holdings Co., Ltd.                                          197,000              104,941               0.0%
    Skyworth Digital Holdings, Ltd.                                                627,715              343,328               0.0%
    SMI Corp., Ltd.                                                                996,000               38,567               0.0%
    SOHO China, Ltd.                                                               523,000              383,107               0.0%
*   Solargiga Energy Holdings, Ltd.                                                246,000               13,193               0.0%
*   Sparkle Roll Group, Ltd.                                                       312,000               13,879               0.0%
    Springland International Holdings, Ltd.                                        283,000              108,234               0.0%
#   SPT Energy Group, Inc.                                                         152,000               47,887               0.0%
    SRE Group, Ltd.                                                              1,064,285               30,327               0.0%
#   Sun Art Retail Group, Ltd.                                                     138,000              147,940               0.0%
    Sunac China Holdings, Ltd.                                                     616,000              534,953               0.1%
#   Sunny Optical Technology Group Co., Ltd.                                        61,000               99,027               0.0%
#*  Superb Summit International Group, Ltd.                                        825,000              177,768               0.0%
    TCC International Holdings, Ltd.                                               482,000              195,800               0.0%
#   TCL Communication Technology Holdings, Ltd.                                    135,000              132,592               0.0%
#*  TCL Multimedia Technology Holdings, Ltd.                                       208,000               73,765               0.0%
*   Technovator International, Ltd.                                                126,000               56,150               0.0%
    Tencent Holdings, Ltd.                                                         150,500            2,418,876               0.1%
#   Texhong Textile Group, Ltd.                                                    138,000               94,139               0.0%
    Tian An China Investment Co., Ltd.                                              67,000               44,942               0.0%
    Tian Shan Development Holding, Ltd.                                             66,000               28,346               0.0%
#   Tiangong International Co., Ltd.                                               492,000              125,660               0.0%
    Tianjin Port Development Holdings, Ltd.                                        590,000              133,190               0.0%
#   Tibet 5100 Water Resources Holdings, Ltd.                                      258,000               92,148               0.0%
    Tingyi Cayman Islands Holding Corp.                                            104,000              257,383               0.0%
#   Tomson Group, Ltd.                                                              98,360               25,985               0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                                    86,000              116,456               0.0%
    Tongda Group Holdings, Ltd.                                                    530,000               69,075               0.0%
    Tonly Electronics Holdings, Ltd.                                                20,800               17,791               0.0%
    Top Spring International Holdings, Ltd.                                         47,600               13,444               0.0%
    Towngas China Co., Ltd.                                                        168,000              175,964               0.0%
    TPV Technology, Ltd.                                                           422,000               82,803               0.0%
    Travelsky Technology, Ltd. Class H                                             218,471              227,996               0.0%
    Trigiant Group, Ltd.                                                           188,000               45,539               0.0%
#   Truly International Holdings, Ltd.                                             544,000              275,109               0.0%
    Tsingtao Brewery Co., Ltd. Class H                                              10,000               73,728               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CHINA -- (Continued)
    Uni-President China Holdings, Ltd.                                             182,400    $         168,682               0.0%
*   United Energy Group, Ltd.                                                      472,000               72,979               0.0%
*   V1 Group, Ltd.                                                               1,149,800              121,744               0.0%
#   Want Want China Holdings, Ltd.                                                 391,000              530,909               0.1%
    Wasion Group Holdings, Ltd.                                                     84,000               87,780               0.0%
    Weichai Power Co., Ltd. Class H                                                101,720              390,470               0.0%
    Weiqiao Textile Co. Class H                                                    178,000               88,850               0.0%
    Welling Holding, Ltd.                                                          328,400               71,195               0.0%
    West China Cement, Ltd.                                                        894,000               88,806               0.0%
    Wisdom Holdings Group                                                           67,000               51,855               0.0%
    Xiamen International Port Co., Ltd. Class H                                    330,000               86,859               0.0%
#   Xingda International Holdings, Ltd.                                            288,000               99,691               0.0%
    Xinjiang Goldwind Science & Technology Co., Ltd. Class H                        51,400               92,248               0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H                               99,000               21,310               0.0%
    XTEP International Holdings, Ltd.                                              157,000               70,114               0.0%
*   Yanchang Petroleum International, Ltd.                                       1,360,000               69,380               0.0%
#   Yanlord Land Group, Ltd.                                                        71,000               60,566               0.0%
    Yanzhou Coal Mining Co., Ltd. Class H                                          294,000              248,986               0.0%
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                                     18,500              155,585               0.0%
#   Yingde Gases Group Co., Ltd.                                                   321,500              251,041               0.0%
    Yip's Chemical Holdings, Ltd.                                                   96,000               64,365               0.0%
    Youyuan International Holdings, Ltd.                                            34,100                7,821               0.0%
    Yuanda China Holdings, Ltd.                                                    606,000               37,588               0.0%
    Yuexiu Property Co., Ltd.                                                      737,720              137,010               0.0%
    Yuexiu Transport Infrastructure, Ltd.                                          162,639               98,356               0.0%
    Yuzhou Properties Co., Ltd.                                                    268,000               62,250               0.0%
*   Zall Development Group, Ltd.                                                   106,000               38,406               0.0%
    Zhaojin Mining Industry Co., Ltd.                                              284,500              150,256               0.0%
    Zhejiang Expressway Co., Ltd. Class H                                          192,000              193,606               0.0%
#   Zhongsheng Group Holdings, Ltd.                                                149,500              153,779               0.0%
    Zhuzhou CSR Times Electric Co., Ltd. Class H                                    35,000              150,513               0.0%
    Zijin Mining Group Co., Ltd. Class H                                           711,000              182,059               0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.                       304,800              146,625               0.0%
    ZTE Corp. Class H                                                              106,504              257,177               0.0%
                                                                                              -----------------    --------------
TOTAL CHINA                                                                                          95,003,751               4.8%
                                                                                              -----------------    --------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                                              10,473              147,716               0.0%
    Banco de Bogota SA                                                               1,306               43,163               0.0%
    Bancolombia SA                                                                  25,569              350,448               0.0%
    Bancolombia SA Sponsored ADR                                                     8,560              484,239               0.1%
    Celsia SA ESP                                                                   23,037               67,180               0.0%
    Cementos Argos SA                                                               14,282               72,885               0.0%
    Corp. Financiera Colombiana SA                                                     800               15,747               0.0%
#   Ecopetrol SA Sponsored ADR                                                      10,314              276,415               0.0%
    Empresa de Telecomunicaciones de Bogota                                         40,000               10,498               0.0%
    Grupo Aval Acciones y Valores                                                   50,031               33,557               0.0%
    Grupo de Inversiones Suramericana SA                                             9,338              194,158               0.0%
    Grupo Nutresa SA                                                                 3,068               41,453               0.0%
    Interconexion Electrica SA ESP                                                  31,226              133,555               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
COLOMBIA -- (Continued)
    Isagen SA ESP                                                                   74,180    $          97,705               0.0%
                                                                                              -----------------    --------------
TOTAL COLOMBIA                                                                                        1,968,719               0.1%
                                                                                              -----------------    --------------
CZECH REPUBLIC -- (0.0%)
    CEZ A.S.                                                                        10,546              291,725               0.0%
    Komercni Banka A.S.                                                                609              130,473               0.0%
    O2 Czech Republic AS                                                            19,986              223,284               0.0%
    Pegas Nonwovens SA                                                               2,000               57,212               0.0%
    Philip Morris CR A.S.                                                              100               44,385               0.0%
*   Unipetrol A.S.                                                                  11,278               65,973               0.0%
                                                                                              -----------------    --------------
TOTAL CZECH REPUBLIC                                                                                    813,052               0.0%
                                                                                              -----------------    --------------
DENMARK -- (1.1%)
    ALK-Abello A.S.                                                                  1,380              155,631               0.0%
*   Alm Brand A.S.                                                                  31,259              170,652               0.0%
    Ambu A.S. Class B                                                                1,998              141,182               0.0%
    AP Moeller - Maersk A.S. Class A                                                   205              466,365               0.0%
    AP Moeller - Maersk A.S. Class B                                                   515            1,201,792               0.1%
*   Auriga Industries A.S. Class B                                                   4,609              238,151               0.0%
*   Bang & Olufsen A.S.                                                             12,488               96,927               0.0%
*   Bavarian Nordic A.S.                                                             9,044              280,049               0.0%
    Carlsberg A.S. Class B                                                           9,471              835,329               0.1%
    Chr Hansen Holding A.S.                                                         24,228              975,997               0.1%
    Coloplast A.S. Class B                                                           4,082              355,792               0.0%
#   D/S Norden A.S.                                                                  6,453              169,693               0.0%
    Danske Bank A.S.                                                                46,078            1,265,315               0.1%
    Dfds A.S.                                                                          108                9,153               0.0%
    DSV A.S.                                                                        51,759            1,549,207               0.1%
    East Asiatic Co., Ltd. A.S.                                                      3,064               27,600               0.0%
#   FLSmidth & Co. A.S.                                                              8,936              405,154               0.0%
*   Genmab A.S.                                                                      5,998              261,462               0.0%
    GN Store Nord A.S.                                                              46,624            1,084,821               0.1%
    H Lundbeck A.S.                                                                  5,887              124,836               0.0%
*   H+H International A.S. Class B                                                   2,233               15,539               0.0%
    IC Group A.S.                                                                    1,760               45,066               0.0%
    Jeudan A.S.                                                                        397               37,320               0.0%
*   Jyske Bank A.S.                                                                 14,129              761,818               0.0%
    NKT Holding A.S.                                                                 7,045              365,435               0.0%
    Nordjyske Bank A.S.                                                              2,430               52,815               0.0%
    Norresundby Bank A.S.                                                              518               26,169               0.0%
    Novo Nordisk A.S. Class B                                                       43,268            1,955,831               0.1%
    Novo Nordisk A.S. Sponsored ADR                                                 20,820              940,648               0.1%
    Novozymes A.S. Class B                                                          11,550              534,842               0.0%
    Pandora A.S.                                                                    14,174            1,195,031               0.1%
*   Parken Sport & Entertainment A.S.                                                1,975               20,297               0.0%
    PER Aarsleff A.S. Class B                                                          632              105,188               0.0%
    Ringkjoebing Landbobank A.S.                                                       754              145,300               0.0%
    Rockwool International A.S. Class B                                              1,847              268,887               0.0%
*   Royal UNIBREW                                                                    2,687              439,226               0.0%
    Schouw & Co.                                                                     3,987              176,647               0.0%
    SimCorp A.S.                                                                     7,461              225,160               0.0%
    Solar A.S. Class B                                                               1,890               87,515               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
DENMARK -- (Continued)
    Spar Nord Bank A.S.                                                              7,313    $          73,923               0.0%
*   Sydbank A.S.                                                                    14,316              454,475               0.0%
    TDC A.S.                                                                       137,132            1,047,285               0.1%
    Tivoli A.S.                                                                          8                4,022               0.0%
*   TK Development A.S.                                                             29,745               43,613               0.0%
*   Topdanmark A.S.                                                                 25,711              818,378               0.0%
*   Torm A.S.                                                                       88,109                5,642               0.0%
    Tryg A.S.                                                                        5,808              628,513               0.0%
    United International Enterprises                                                   628              111,939               0.0%
*   Vestas Wind Systems A.S.                                                        38,569            1,287,239               0.1%
*   Vestjysk Bank A.S.                                                               5,218                9,944               0.0%
*   William Demant Holding A.S.                                                      3,328              252,234               0.0%
                                                                                              -----------------    --------------
TOTAL DENMARK                                                                                        21,951,049               1.1%
                                                                                              -----------------    --------------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E. GDR                                   6,598               45,048               0.0%
*   Global Telecom Holding SAE GDR                                                  18,270               54,731               0.0%
                                                                                              -----------------    --------------
TOTAL EGYPT                                                                                              99,779               0.0%
                                                                                              -----------------    --------------
FINLAND -- (1.2%)
    Afarak Group Oyj                                                                27,736                8,673               0.0%
    Ahlstrom Oyj                                                                     7,221               65,941               0.0%
    Alma Media Oyj                                                                   3,037               11,921               0.0%
    Amer Sports Oyj                                                                 44,342              849,885               0.1%
    Aspo Oyj                                                                         4,141               36,752               0.0%
    Atria Oyj                                                                        2,101               18,550               0.0%
    BasWare Oyj                                                                      1,070               53,691               0.0%
*   Biotie Therapies Oyj                                                            19,018                4,906               0.0%
#   Cargotec Oyj                                                                    10,718              323,555               0.0%
    Caverion Corp.                                                                  19,094              153,554               0.0%
    Citycon Oyj                                                                     60,336              195,483               0.0%
    Cramo Oyj                                                                        7,537              109,921               0.0%
    Elektrobit Oyj                                                                   9,556               41,124               0.0%
    Elisa Oyj                                                                       32,593              895,340               0.1%
    F-Secure Oyj                                                                    21,049               51,410               0.0%
*   Finnair Oyj                                                                     18,798               58,717               0.0%
*   Finnlines Oyj                                                                    2,556               48,371               0.0%
    Fiskars Oyj Abp                                                                  6,705              186,659               0.0%
    Fortum Oyj                                                                      79,317            1,839,503               0.1%
    HKScan Oyj Class A                                                               5,623               23,917               0.0%
    Huhtamaki Oyj                                                                   30,779              781,022               0.0%
    Kemira Oyj                                                                      27,532              355,536               0.0%
    Kesko Oyj Class A                                                                4,605              167,258               0.0%
    Kesko Oyj Class B                                                               21,890              830,190               0.1%
#   Kone Oyj Class B                                                                22,183              955,376               0.1%
    Konecranes Oyj                                                                   9,577              268,373               0.0%
    Lassila & Tikanoja Oyj                                                           9,467              174,677               0.0%
*   Lemminkainen Oyj                                                                   971               14,413               0.0%
    Metsa Board Oyj                                                                 52,655              235,202               0.0%
    Metso Oyj                                                                       18,052              589,798               0.0%
    Metso Oyj Sponsored ADR                                                            200                6,468               0.0%
    Munksjo Oyj                                                                      3,996               37,617               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FINLAND -- (Continued)
    Neste Oil Oyj                                                                   50,918    $       1,098,782               0.1%
    Nokia Oyj                                                                      461,679            3,857,741               0.2%
    Nokia Oyj Sponsored ADR                                                          1,020                8,435               0.0%
    Nokian Renkaat Oyj                                                              19,181              541,872               0.0%
    Okmetic Oyj                                                                      4,178               24,943               0.0%
    Olvi Oyj Class A                                                                 1,959               57,827               0.0%
*   Oriola-KD Oyj Class B                                                           28,965               95,782               0.0%
    Orion Oyj Class A                                                                4,179              140,414               0.0%
    Orion Oyj Class B                                                               16,718              568,606               0.0%
#*  Outokumpu Oyj                                                                   65,148              369,853               0.0%
    Outotec Oyj                                                                     68,913              456,068               0.0%
    PKC Group Oyj                                                                    5,321              106,720               0.0%
    Ponsse Oy                                                                        1,987               30,150               0.0%
*   Poyry Oyj                                                                        5,709               22,931               0.0%
    Raisio Oyj Class V                                                              28,434              141,836               0.0%
    Ramirent Oyj                                                                    14,752              117,738               0.0%
    Revenio Group Oyj                                                                  670               11,452               0.0%
    Saga Furs Oyj                                                                      230                7,253               0.0%
    Sampo Oyj Class A                                                               26,108            1,251,028               0.1%
    Sanoma Oyj                                                                      18,535              106,656               0.0%
    SRV Group Oyj                                                                    2,131                9,450               0.0%
    Stockmann Oyj Abp(5462371)                                                         937               10,344               0.0%
    Stockmann Oyj Abp(5462393)                                                       6,600               73,114               0.0%
    Stora Enso Oyj Class R                                                         172,812            1,427,100               0.1%
    Stora Enso Oyj Sponsored ADR                                                     1,800               14,688               0.0%
*   Talvivaara Mining Co. P.L.C.                                                   136,822                5,264               0.0%
    Technopolis Oyj                                                                 23,166              117,768               0.0%
    Tieto Oyj                                                                       21,406              542,729               0.0%
    Tikkurila Oyj                                                                    7,917              163,495               0.0%
    UPM-Kymmene Oyj                                                                136,856            2,170,880               0.1%
    UPM-Kymmene Oyj Sponsored ADR                                                    1,300               20,592               0.0%
    Uponor Oyj                                                                      10,661              141,709               0.0%
    Vacon Oyj                                                                        3,542              150,084               0.0%
    Vaisala Oyj Class A                                                              1,077               30,347               0.0%
    Valmet OYJ                                                                      14,091              149,109               0.0%
    Wartsila Oyj Abp                                                                17,603              816,212               0.1%
#   YIT Oyj                                                                         19,094              127,738               0.0%
                                                                                              -----------------    --------------
TOTAL FINLAND                                                                                        24,380,513               1.2%
                                                                                              -----------------    --------------
FRANCE -- (5.6%)
    Accor SA                                                                        23,212              975,189               0.1%
    Actia Group                                                                      1,316                7,851               0.0%
    Aeroports de Paris                                                               1,857              219,802               0.0%
#*  Air France-KLM                                                                  36,000              304,132               0.0%
    Air Liquide SA                                                                   8,291            1,000,854               0.1%
    Airbus Group NV                                                                 24,049            1,435,751               0.1%
    Akka Technologies SA                                                             1,292               42,249               0.0%
    Albioma SA                                                                       7,204              156,256               0.0%
*   Alcatel-Lucent                                                                 273,934              836,944               0.1%
*   Alstom SA                                                                       19,684              687,036               0.0%
    Alten SA                                                                         6,566              280,848               0.0%
    Altran Technologies SA                                                          36,991              363,415               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (Continued)
    April                                                                            3,147    $          47,118               0.0%
*   Archos                                                                           2,165                5,693               0.0%
    Arkema SA                                                                       11,594              715,604               0.0%
#*  Artprice.com                                                                       549                8,613               0.0%
    Assystem                                                                         3,266               65,950               0.0%
    AtoS                                                                            15,110            1,044,226               0.1%
    Aubay                                                                              778                9,245               0.0%
    Audika Groupe                                                                    1,267               18,649               0.0%
    AXA SA                                                                          66,162            1,528,245               0.1%
    AXA SA Sponsored ADR                                                            62,400            1,448,304               0.1%
    Axway Software SA                                                                1,277               26,691               0.0%
*   Beneteau SA                                                                      6,084               90,039               0.0%
    Bigben Interactive                                                               1,060                6,895               0.0%
    BioMerieux                                                                       2,409              254,060               0.0%
    BNP Paribas SA                                                                  66,145            4,156,688               0.2%
    Boiron SA                                                                        1,642              146,179               0.0%
*   Bollore SA(BQR9N80)                                                                  3                1,372               0.0%
#   Bollore SA(4572709)                                                                779              369,325               0.0%
    Bonduelle S.C.A.                                                                 4,965              125,040               0.0%
    Bongrain SA                                                                      1,129               76,772               0.0%
    Bouygues SA                                                                     42,186            1,458,537               0.1%
    Bureau Veritas SA                                                               12,791              316,372               0.0%
    Burelle SA                                                                          45               30,717               0.0%
    Cap Gemini SA                                                                   18,385            1,209,662               0.1%
    Carrefour SA                                                                    62,283            1,825,534               0.1%
    Casino Guichard Perrachon SA                                                    15,049            1,543,024               0.1%
*   Cegedim SA                                                                         878               28,187               0.0%
    Cegid Group                                                                      2,254               82,961               0.0%
#*  CGG SA                                                                           7,670               44,313               0.0%
#*  CGG SA Sponsored ADR                                                            23,995              140,611               0.0%
*   Chargeurs SA                                                                     5,828               34,946               0.0%
    Christian Dior SA                                                                2,587              457,775               0.0%
    Cie de St-Gobain                                                                60,928            2,618,981               0.1%
    Cie Generale des Etablissements Michelin                                        34,832            3,025,401               0.2%
*   Club Mediterranee SA                                                             5,752              162,056               0.0%
    CNP Assurances                                                                  25,995              485,981               0.0%
    Credit Agricole SA                                                              74,844            1,107,562               0.1%
    Danone SA                                                                       14,067              961,234               0.1%
    Danone SA Sponsored ADR                                                            600                8,202               0.0%
    Dassault Systemes                                                                3,682              233,479               0.0%
    Dassault Systemes ADR                                                            1,228               77,500               0.0%
    Derichebourg SA                                                                 31,806               79,835               0.0%
    Devoteam SA                                                                      2,730               43,731               0.0%
    Edenred                                                                         25,197              698,518               0.0%
    Eiffage SA                                                                       8,907              473,522               0.0%
    Electricite de France SA                                                        25,819              762,393               0.1%
*   Eramet                                                                           1,419              131,842               0.0%
    Essilor International SA                                                        11,402            1,259,031               0.1%
*   Esso SA Francaise                                                                  381               14,746               0.0%
*   Etablissements Maurel et Prom                                                   38,170              456,212               0.0%
    Euler Hermes Group                                                               3,547              347,461               0.0%
#*  Euro Disney SCA                                                                  2,831               10,670               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (Continued)
    Eurofins Scientific SE                                                           1,479    $         374,099               0.0%
    Eutelsat Communications SA                                                      17,087              553,941               0.0%
    Exel Industries Class A                                                            289               16,372               0.0%
    Faiveley Transport SA                                                            1,094               65,792               0.0%
    Faurecia                                                                        25,241              817,608               0.1%
    Fimalac                                                                          1,023               68,627               0.0%
    Fleury Michon SA                                                                   371               21,420               0.0%
*   GameLoft SE                                                                      6,023               30,920               0.0%
    GDF Suez                                                                       160,499            3,896,903               0.2%
    GL Events                                                                        2,371               47,388               0.0%
    Groupe Crit                                                                      1,156               59,246               0.0%
    Groupe Eurotunnel SA                                                           107,558            1,359,452               0.1%
    Groupe Flo                                                                       1,396                4,938               0.0%
*   Groupe Fnac                                                                        900               37,898               0.0%
    Groupe Gorge                                                                       566               13,070               0.0%
    Guerbet                                                                          1,590               73,951               0.0%
    Haulotte Group SA                                                                4,396               66,478               0.0%
    Havas SA                                                                        59,066              477,769               0.0%
*   Hi-Media SA                                                                     22,466               71,542               0.0%
    Iliad SA                                                                         1,366              298,670               0.0%
    Imerys SA                                                                        7,453              534,811               0.0%
    Ingenico                                                                         6,092              606,905               0.0%
    Interparfums SA                                                                  1,960               47,079               0.0%
    Ipsen SA                                                                         3,514              172,729               0.0%
    IPSOS                                                                            7,996              207,373               0.0%
    Jacquet Metal Service                                                            5,045               86,097               0.0%
    JCDecaux SA                                                                      8,578              284,711               0.0%
    Kering                                                                           4,704              907,800               0.1%
    Korian-Medica                                                                    8,980              324,385               0.0%
    L'Oreal SA                                                                       3,377              529,974               0.0%
    Lafarge SA                                                                      25,334            1,758,187               0.1%
    Lafarge SA Sponsored ADR                                                         1,300               22,685               0.0%
    Lagardere SCA                                                                   29,628              721,037               0.0%
    Laurent-Perrier                                                                    664               53,243               0.0%
    Lectra                                                                           1,700               16,775               0.0%
    Legrand SA                                                                      13,732              739,073               0.1%
    LISI                                                                             4,325              108,516               0.0%
    LVMH Moet Hennessy Louis Vuitton SA                                             10,421            1,768,902               0.1%
    Maisons France Confort SA                                                          535               18,145               0.0%
*   Manitou BF SA                                                                    2,706               37,651               0.0%
    Manutan International                                                              734               35,465               0.0%
    Mersen                                                                           3,857               92,798               0.0%
*   METabolic EXplorer SA                                                            4,118               16,329               0.0%
    Metropole Television SA                                                         10,628              183,925               0.0%
    MGI Coutier                                                                      4,240               62,855               0.0%
    Montupet                                                                         2,642              205,054               0.0%
    Natixis SA                                                                     123,000              846,668               0.1%
#   Naturex                                                                          1,515              105,440               0.0%
    Neopost SA                                                                      14,136              981,036               0.1%
#*  Nexans SA                                                                       10,399              316,863               0.0%
    Nexity SA                                                                        4,733              169,924               0.0%
    NextRadioTV                                                                        290                8,678               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (Continued)
    Norbert Dentressangle SA                                                         1,087    $         158,883               0.0%
*   NRJ Group                                                                        4,409               38,239               0.0%
    Orange SA                                                                      252,114            4,013,748               0.2%
    Orange SA Sponsored ADR                                                         26,020              413,458               0.0%
    Orpea                                                                            6,169              376,385               0.0%
*   Parrot SA                                                                        1,599               30,334               0.0%
    Pernod Ricard SA                                                                 5,485              624,806               0.0%
*   Peugeot SA                                                                      78,516              933,125               0.1%
*   Pierre & Vacances SA                                                             1,648               40,974               0.0%
    Plastic Omnium SA                                                               22,695              516,877               0.0%
    Publicis Groupe SA                                                               8,193              568,249               0.0%
    Publicis Groupe SA ADR                                                           1,600               27,728               0.0%
    Rallye SA                                                                        8,358              323,927               0.0%
*   Recylex SA                                                                       5,815               13,774               0.0%
    Remy Cointreau SA                                                                  995               70,811               0.0%
    Renault SA                                                                      24,806            1,845,226               0.1%
    Rexel SA                                                                        45,411              763,315               0.1%
    Rubis SCA                                                                        7,708              453,537               0.0%
    Safran SA                                                                       13,595              861,019               0.1%
    Saft Groupe SA                                                                   8,063              239,840               0.0%
    Sanofi                                                                          41,470            3,762,989               0.2%
    Sanofi ADR                                                                      39,660            1,833,878               0.1%
    Sartorius Stedim Biotech                                                           779              142,001               0.0%
    Schneider Electric SE(4834108)                                                  30,730            2,421,097               0.1%
    Schneider Electric SE(B11BPS1)                                                   1,444              113,599               0.0%
    SCOR SE                                                                         40,715            1,247,606               0.1%
    SEB SA                                                                           4,696              384,271               0.0%
    Seche Environnement SA                                                             824               24,224               0.0%
*   Sequana SA                                                                       7,137               21,211               0.0%
    SES SA                                                                          16,389              565,775               0.0%
    Societe BIC SA                                                                   3,399              424,010               0.0%
    Societe d'Edition de Canal +                                                    10,759               79,927               0.0%
    Societe Generale SA                                                             48,274            2,326,374               0.1%
    Societe Internationale de Plantations d'Heveas SA                                  245               10,196               0.0%
    Societe Television Francaise 1                                                  27,609              411,610               0.0%
    Sodexo                                                                           4,433              427,665               0.0%
*   SOITEC                                                                          64,268              159,918               0.0%
*   Solocal Group                                                                  131,842               81,007               0.0%
    Somfy SA                                                                           158               46,306               0.0%
    Sopra Group SA                                                                   3,733              279,785               0.0%
    Stallergenes SA                                                                    398               24,949               0.0%
*   Ste Industrielle d'Aviation Latecoere SA                                         1,049               12,556               0.0%
    Stef SA                                                                          1,240               70,704               0.0%
    STMicroelectronics NV(5962332)                                                 115,993              774,803               0.1%
#   STMicroelectronics NV(861012102)                                                37,473              251,819               0.0%
    Suez Environnement Co.                                                          35,668              600,909               0.0%
    Sword Group                                                                      1,588               36,939               0.0%
#   Synergie SA                                                                      5,958              136,624               0.0%
*   Technicolor SA                                                                  47,505              280,470               0.0%
    Technip SA                                                                       8,789              635,009               0.0%
    Teleperformance                                                                 15,209              958,388               0.1%
    Tessi SA                                                                            80                7,901               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (Continued)
    Thales SA                                                                       10,191    $         506,085               0.0%
*   Theolia SA                                                                      18,523               15,552               0.0%
    Total Gabon                                                                         81               35,907               0.0%
    Total SA                                                                       167,313            9,989,131               0.5%
    Total SA Sponsored ADR                                                          85,482            5,119,517               0.3%
    Touax SA                                                                            25                  445               0.0%
*   Trigano SA                                                                       2,400               48,608               0.0%
*   UBISOFT Entertainment                                                           39,703              718,837               0.0%
    Valeo SA                                                                        12,678            1,421,592               0.1%
    Vallourec SA                                                                    25,397              928,186               0.1%
#*  Valneva SE                                                                       3,179               17,535               0.0%
    Veolia Environnement SA                                                         39,060              648,740               0.0%
    Veolia Environnement SA ADR                                                     14,066              228,854               0.0%
    Vetoquinol SA                                                                      532               23,983               0.0%
    Vicat                                                                            1,698              116,125               0.0%
    VIEL & Cie SA                                                                   12,834               30,533               0.0%
    Vilmorin & Cie SA                                                                1,333              133,815               0.0%
    Vinci SA                                                                        24,668            1,408,006               0.1%
    Virbac SA                                                                          896              200,214               0.0%
    Vivendi SA                                                                     104,208            2,545,729               0.1%
    Vranken-Pommery Monopole SA                                                        106                3,199               0.0%
    Zodiac Aerospace                                                                31,035              946,963               0.1%
                                                                                              -----------------    --------------
TOTAL FRANCE                                                                                        112,869,559               5.7%
                                                                                              -----------------    --------------
GERMANY -- (4.9%)
    Aareal Bank AG                                                                   8,510              365,634               0.0%
    Adidas AG                                                                        9,188              669,493               0.0%
    Adler Modemaerkte AG                                                             2,793               41,782               0.0%
*   ADVA Optical Networking SE                                                      17,734               63,672               0.0%
#*  Air Berlin P.L.C.                                                                7,620               11,274               0.0%
#*  Aixtron SE                                                                      16,599              202,532               0.0%
    Allgeier SE                                                                      1,061               18,911               0.0%
    Allianz SE                                                                      26,904            4,278,331               0.2%
    Allianz SE ADR                                                                  41,455              659,964               0.0%
    Amadeus Fire AG                                                                    675               47,909               0.0%
    Aurubis AG                                                                       8,619              449,933               0.0%
    Axel Springer SE                                                                 9,141              502,851               0.0%
    BASF SE                                                                         42,091            3,719,167               0.2%
    BASF SE Sponsored ADR                                                            1,000               88,220               0.0%
*   Bauer AG                                                                         2,897               44,907               0.0%
    Bayer AG                                                                        22,361            3,198,110               0.2%
    Bayer AG Sponsored ADR                                                             200               28,406               0.0%
    Bayerische Motoren Werke AG                                                     39,698            4,257,122               0.2%
    BayWa AG                                                                         4,099              162,368               0.0%
    Bechtle AG                                                                       3,005              234,112               0.0%
    Beiersdorf AG                                                                    4,330              351,071               0.0%
    Bertrandt AG                                                                       886              115,978               0.0%
    Bijou Brigitte AG                                                                  921               63,515               0.0%
    Bilfinger SE                                                                     9,560              618,244               0.0%
    Biotest AG                                                                         673               66,703               0.0%
    Borussia Dortmund GmbH & Co. KGaA(4627193)                                      19,250              101,947               0.0%
*   Borussia Dortmund GmbH & Co. KGaA(BQ8P020)                                       5,980               31,474               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
GERMANY -- (Continued)
    Brenntag AG                                                                     27,624    $       1,340,361               0.1%
#   CANCOM SE                                                                        3,759              154,292               0.0%
    Carl Zeiss Meditec AG                                                            4,660              125,387               0.0%
    CAT Oil AG                                                                       9,812              186,900               0.0%
    Celesio AG                                                                      20,896              689,397               0.1%
    CENIT AG                                                                           767               10,663               0.0%
    CENTROTEC Sustainable AG                                                         2,715               43,973               0.0%
    Cewe Stiftung & Co. KGAA                                                         2,229              146,703               0.0%
    Comdirect Bank AG                                                               12,756              129,059               0.0%
*   Commerzbank AG                                                                 138,710            2,097,360               0.1%
    CompuGroup Medical AG                                                            4,683              107,494               0.0%
*   Constantin Medien AG                                                               444                  666               0.0%
    Continental AG                                                                  10,531            2,074,246               0.1%
    CropEnergies AG                                                                  5,648               27,995               0.0%
    CTS Eventim AG & Co., KGaA                                                       7,306              193,051               0.0%
*   DAB Bank AG                                                                      1,539                9,066               0.0%
    Daimler AG                                                                      86,917            6,776,829               0.4%
    Delticom AG                                                                        860               17,957               0.0%
    Deutsche Bank AG                                                                68,843            2,156,163               0.1%
    Deutsche Boerse AG                                                               8,043              550,489               0.0%
    Deutsche Lufthansa AG                                                           60,276              892,848               0.1%
    Deutsche Post AG                                                                93,390            2,940,832               0.2%
    Deutsche Telekom AG                                                            227,966            3,436,204               0.2%
    Deutsche Telekom AG Sponsored ADR                                              104,159            1,560,302               0.1%
    Deutsche Wohnen AG                                                              34,943              788,715               0.1%
    Deutz AG                                                                        33,328              150,138               0.0%
*   Dialog Semiconductor P.L.C.                                                     10,130              349,807               0.0%
    DMG Mori Seiki AG                                                               13,507              345,843               0.0%
    Draegerwerk AG & Co. KGaA                                                          666               55,276               0.0%
    Drillisch AG                                                                     9,662              336,518               0.0%
    Duerr AG                                                                         5,414              380,302               0.0%
    E.ON SE                                                                        129,743            2,236,781               0.1%
    E.ON SE Sponsored ADR                                                            3,600               61,740               0.0%
    Eckert & Ziegler AG                                                                831               24,882               0.0%
    Elmos Semiconductor AG                                                           4,775               85,478               0.0%
    ElringKlinger AG                                                                 9,580              293,032               0.0%
*   Euromicron AG                                                                    1,356               22,458               0.0%
#*  Evotec AG                                                                       17,286               63,535               0.0%
    Fielmann AG                                                                      2,654              173,188               0.0%
*   First Sensor AG                                                                    945               11,904               0.0%
    Francotyp-Postalia Holding AG Class A                                            3,372               17,272               0.0%
    Fraport AG Frankfurt Airport Services Worldwide                                 10,309              638,753               0.0%
    Freenet AG                                                                      32,223              845,456               0.1%
    Fresenius Medical Care AG & Co. KGaA                                            21,771            1,597,941               0.1%
    Fresenius Medical Care AG & Co. KGaA ADR                                         4,200              153,762               0.0%
    Fresenius SE & Co. KGaA                                                         65,014            3,345,361               0.2%
    Fuchs Petrolub SE                                                                3,474              127,849               0.0%
*   GAGFAH SA                                                                       11,791              220,504               0.0%
    GEA Group AG                                                                    24,850            1,146,272               0.1%
    Gerresheimer AG                                                                 11,440              636,543               0.0%
    Gerry Weber International AG                                                     3,886              156,303               0.0%
    Gesco AG                                                                           578               51,078               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
GERMANY -- (Continued)
    GFK SE                                                                           3,236    $         133,974               0.0%
    GFT Technologies AG                                                              4,170               57,756               0.0%
    Grammer AG                                                                       6,110              223,885               0.0%
#   Grenkeleasing AG                                                                 1,850              184,061               0.0%
*   H&R AG                                                                           1,360               11,651               0.0%
    Hamburger Hafen und Logistik AG                                                  7,636              167,362               0.0%
    Hannover Rueck SE                                                                7,964              664,734               0.0%
    Hawesko Holding AG                                                                 204                9,452               0.0%
    HeidelbergCement AG                                                             18,043            1,231,735               0.1%
#*  Heidelberger Druckmaschinen AG                                                  86,880              221,901               0.0%
    Henkel AG & Co. KGaA                                                             4,339              394,931               0.0%
    Highlight Communications AG                                                      2,399                9,612               0.0%
    Hochtief AG                                                                      9,333              690,630               0.1%
    Homag Group AG                                                                   1,874               66,035               0.0%
    Hugo Boss AG                                                                     3,960              526,120               0.0%
    Indus Holding AG                                                                 5,695              261,789               0.0%
    Infineon Technologies AG                                                        60,551              589,931               0.0%
    Infineon Technologies AG ADR                                                    51,213              500,863               0.0%
    Init Innovation In Traffic Systems AG                                            1,003               24,321               0.0%
    Isra Vision AG                                                                   1,285               76,553               0.0%
    Jenoptik AG                                                                     12,205              139,828               0.0%
*   Joyou AG                                                                           604                7,498               0.0%
    K+S AG                                                                          32,156              901,163               0.1%
*   Kloeckner & Co. SE                                                              32,042              376,398               0.0%
*   Koenig & Bauer AG                                                                1,185               15,008               0.0%
*   Kontron AG                                                                      18,410              106,608               0.0%
    Krones AG                                                                        4,409              423,000               0.0%
    KSB AG                                                                              38               20,483               0.0%
    KUKA AG                                                                          6,263              394,718               0.0%
    KWS Saat AG                                                                        238               77,626               0.0%
    Lanxess AG                                                                      26,536            1,382,163               0.1%
    Leifheit AG                                                                        163                8,542               0.0%
    Leoni AG                                                                        11,807              678,234               0.1%
    Linde AG                                                                        15,298            2,823,325               0.2%
#   LPKF Laser & Electronics AG                                                      6,371               81,682               0.0%
    MAN SE                                                                           4,361              496,989               0.0%
#*  Manz AG                                                                            880               71,927               0.0%
    Merck KGaA                                                                      12,966            1,173,738               0.1%
*   Metro AG                                                                        22,125              705,311               0.1%
    MLP AG                                                                          11,364               57,806               0.0%
*   Morphosys AG                                                                     1,894              179,404               0.0%
    MTU Aero Engines AG                                                             13,069            1,146,218               0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                                   11,831            2,329,379               0.1%
    MVV Energie AG                                                                   1,519               45,672               0.0%
    Nemetschek AG                                                                      902               89,905               0.0%
    Nexus AG                                                                           982               15,050               0.0%
*   Nordex SE                                                                       13,855              234,850               0.0%
    Norma Group SE                                                                   5,589              261,979               0.0%
    OHB AG                                                                           1,700               42,429               0.0%
*   Osram Licht AG                                                                  19,735              693,273               0.1%
*   Patrizia Immobilien AG                                                          14,182              191,733               0.0%
    Pfeiffer Vacuum Technology AG                                                      797               62,066               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
GERMANY -- (Continued)
    PNE Wind AG                                                                     19,757    $          55,825               0.0%
    Puma SE                                                                            820              172,295               0.0%
*   PVA TePla AG                                                                     1,103                2,677               0.0%
*   QIAGEN NV                                                                       41,170              967,554               0.1%
    QSC AG                                                                          23,436               45,330               0.0%
    R Stahl AG                                                                         597               29,590               0.0%
    Rational AG                                                                        425              133,188               0.0%
    Rheinmetall AG                                                                  11,388              490,670               0.0%
    Rhoen Klinikum AG                                                               24,720              736,036               0.1%
    RWE AG                                                                         106,628            3,783,350               0.2%
    SAF-Holland SA                                                                  12,177              152,581               0.0%
    Salzgitter AG                                                                   13,209              398,897               0.0%
    SAP SE                                                                          11,432              778,924               0.1%
    SAP SE Sponsored ADR                                                             9,200              626,796               0.0%
    Schaltbau Holding AG                                                               754               46,321               0.0%
#*  SGL Carbon SE                                                                    7,540              116,871               0.0%
    SHW AG                                                                             500               22,836               0.0%
    Siemens AG                                                                      10,601            1,195,723               0.1%
    Sixt SE                                                                          4,792              155,023               0.0%
*   SKW Stahl-Metallurgie Holding AG                                                 2,207               11,401               0.0%
*   Sky Deutschland AG                                                              40,836              344,757               0.0%
#*  SMA Solar Technology AG                                                          2,799               69,698               0.0%
    SMT Scharf AG                                                                    1,160               21,652               0.0%
    Software AG                                                                     14,399              362,633               0.0%
    Stada Arzneimittel AG                                                           16,248              626,050               0.0%
    STRATEC Biomedical AG                                                              978               51,823               0.0%
    Stroeer Media S.E.                                                               4,716              107,616               0.0%
#   Suedzucker AG                                                                   17,539              244,213               0.0%
    Surteco SE                                                                         316                9,650               0.0%
*   Suss Microtec AG                                                                 5,324               31,498               0.0%
    Symrise AG                                                                       8,944              504,256               0.0%
    TAG Immobilien AG                                                               31,339              367,061               0.0%
    Takkt AG                                                                         7,464              116,410               0.0%
*   Talanx AG                                                                          306                9,875               0.0%
    Telefonica Deutschland Holding AG                                              126,292              621,468               0.0%
#   Telegate AG                                                                      3,104               13,658               0.0%
*   ThyssenKrupp AG                                                                 47,834            1,152,875               0.1%
    Tipp24 SE                                                                        1,644               79,112               0.0%
*   Tom Tailor Holding AG                                                            3,636               50,974               0.0%
    Tomorrow Focus AG                                                                3,932               16,278               0.0%
    TUI AG                                                                          63,010              964,935               0.1%
    United Internet AG                                                              14,321              561,646               0.0%
    Volkswagen AG                                                                    3,138              669,236               0.0%
    Vossloh AG                                                                       1,614               92,969               0.0%
    VTG AG                                                                           2,923               59,105               0.0%
#   Wacker Chemie AG                                                                 4,671              566,027               0.0%
    Wacker Neuson SE                                                                 8,715              169,583               0.0%
    Washtec AG                                                                       1,256               19,381               0.0%
    Wincor Nixdorf AG                                                                5,803              266,881               0.0%
    XING AG                                                                            444               47,157               0.0%
                                                                                              -----------------    --------------
TOTAL GERMANY                                                                                        99,800,224               5.0%
                                                                                              -----------------    --------------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
GREECE -- (0.1%)
    Aegean Airlines SA                                                               4,941    $          43,044               0.0%
*   Alpha Bank AE                                                                  118,200               77,057               0.0%
    Athens Water Supply & Sewage Co. SA (The)                                        6,973               48,158               0.0%
*   Bank of Cyprus PCL                                                             229,580                   --               0.0%
    Bank of Greece                                                                   2,794               36,068               0.0%
*   Ellaktor SA                                                                     21,206               59,859               0.0%
    FF Group                                                                         3,954              129,408               0.0%
*   Fourlis Holdings SA                                                              8,683               34,153               0.0%
*   Frigoglass SA                                                                    9,752               27,005               0.0%
*   GEK Terna Holding Real Estate Construction SA                                   10,261               26,257               0.0%
    Hellenic Exchanges - Athens Stock Exchange SA Holding                           22,290              149,980               0.0%
*   Hellenic Petroleum SA                                                           17,587               90,302               0.0%
*   Hellenic Telecommunications Organization SA                                     24,316              274,639               0.1%
*   Intralot SA-Integrated Lottery Systems & Services                               32,611               46,189               0.0%
    JUMBO SA                                                                        22,397              245,598               0.0%
*   Marfin Investment Group Holdings SA                                            175,597               46,415               0.0%
    Metka SA                                                                         9,244               90,400               0.0%
    Motor Oil Hellas Corinth Refineries SA                                          13,959              102,263               0.0%
*   Mytilineos Holdings SA                                                          15,755              101,456               0.0%
*   National Bank of Greece SA                                                      36,712               88,552               0.0%
    OPAP SA                                                                         17,826              215,961               0.0%
*   Piraeus Bank SA                                                                 30,447               44,276               0.0%
    Piraeus Port Authority                                                           2,736               42,181               0.0%
*   Public Power Corp. SA                                                           13,423              101,964               0.0%
    Terna Energy SA                                                                  9,557               27,434               0.0%
    Titan Cement Co. SA                                                             10,553              233,887               0.0%
                                                                                              -----------------    --------------
TOTAL GREECE                                                                                          2,382,506               0.1%
                                                                                              -----------------    --------------
HONG KONG -- (2.1%)
    AIA Group, Ltd.                                                                502,800            2,805,838               0.2%
    Allied Group, Ltd.                                                               4,000               16,402               0.0%
    Allied Properties HK, Ltd.                                                     482,068               92,596               0.0%
*   Apac Resources, Ltd.                                                            71,168                1,782               0.0%
    APT Satellite Holdings, Ltd.                                                   100,500              147,108               0.0%
    Asia Satellite Telecommunications Holdings, Ltd.                                39,000              135,848               0.0%
    Asia Standard International Group, Ltd.                                         80,000               19,512               0.0%
#   ASM Pacific Technology, Ltd.                                                    23,600              260,068               0.0%
    Associated International Hotels, Ltd.                                           38,000              111,457               0.0%
    Aupu Group Holding Co., Ltd.                                                    80,000               13,407               0.0%
    Bank of East Asia, Ltd.                                                        158,793              661,086               0.1%
    BOC Hong Kong Holdings, Ltd.                                                   312,000            1,040,632               0.1%
#   Bonjour Holdings, Ltd.                                                         253,000               31,694               0.0%
#*  Brightoil Petroleum Holdings, Ltd.                                             517,000              163,935               0.0%
*   Brockman Mining, Ltd.                                                          896,780               38,744               0.0%
*   Burwill Holdings, Ltd.                                                       1,022,000               37,633               0.0%
    Cafe de Coral Holdings, Ltd.                                                    58,000              207,961               0.0%
    Cathay Pacific Airways, Ltd.                                                   240,000              450,775               0.0%
    Chen Hsong Holdings                                                             66,000               18,970               0.0%
    Cheuk Nang Holdings, Ltd.                                                       20,212               17,754               0.0%
    Cheung Kong Holdings, Ltd.                                                     105,000            1,868,053               0.1%
    Cheung Kong Infrastructure Holdings, Ltd.                                       49,000              357,912               0.0%
    Chevalier International Holdings, Ltd.                                          32,000               51,853               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
HONG KONG -- (Continued)
*   China Culiangwang Beverages Holdings, Ltd.                                     126,000    $           7,721               0.0%
*   China Daye Non-Ferrous Metals Mining, Ltd.                                     760,163               16,299               0.0%
#*  China Dynamics Holdings, Ltd.                                                  620,000               79,284               0.0%
    China Electronics Corp. Holdings Co., Ltd.                                     320,000              101,155               0.0%
    China Metal International Holdings, Inc.                                       190,000               67,353               0.0%
*   China Nuclear Industry 23 International Corp., Ltd.                             22,000                3,006               0.0%
*   China Star Entertainment, Ltd.                                               1,350,000               20,544               0.0%
    Chong Hing Bank, Ltd.                                                           12,463               27,625               0.0%
    Chow Sang Sang Holdings International, Ltd.                                     96,000              237,581               0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                                             78,600              109,333               0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                                    58,000               14,440               0.0%
    Chuang's Consortium International, Ltd.                                        240,000               29,394               0.0%
    CITIC Telecom International Holdings, Ltd.                                     314,000              125,564               0.0%
    CK Life Sciences International Holdings, Inc.                                  908,000               95,993               0.0%
    CLP Holdings, Ltd.                                                              34,500              296,861               0.0%
*   CP Lotus Corp.                                                                  80,000                1,907               0.0%
    Cross-Harbour Holdings, Ltd. (The)                                              40,000               36,960               0.0%
    CSI Properties, Ltd.                                                           579,674               25,065               0.0%
    Cw Group Holdings, Ltd.                                                         80,000               29,786               0.0%
    Dah Sing Banking Group, Ltd.                                                   111,596              202,762               0.0%
    Dah Sing Financial Holdings, Ltd.                                               54,700              340,601               0.0%
*   Dan Form Holdings Co., Ltd.                                                     99,000                9,833               0.0%
    Dickson Concepts International, Ltd.                                             1,000                  524               0.0%
    Dorsett Hospitality International, Ltd.                                        146,000               25,789               0.0%
    Emperor Capital Group, Ltd.                                                    126,000                6,669               0.0%
    Emperor Entertainment Hotel, Ltd.                                              215,000               64,597               0.0%
    Emperor International Holdings, Ltd.                                           325,333               70,937               0.0%
    Emperor Watch & Jewellery, Ltd.                                                790,000               36,184               0.0%
*   EPI Holdings, Ltd.                                                           2,080,000               46,683               0.0%
    Esprit Holdings, Ltd.                                                          466,182              583,974               0.1%
*   eSun Holdings, Ltd.                                                            110,000               12,205               0.0%
    Fairwood Holdings, Ltd.                                                         21,000               47,330               0.0%
#   Far East Consortium International, Ltd.                                        258,682               96,119               0.0%
*   FIH Mobile, Ltd.                                                               685,000              364,935               0.0%
    First Pacific Co., Ltd.                                                        676,400              727,359               0.1%
    Fountain SET Holdings, Ltd.                                                    132,000               15,316               0.0%
    Future Bright Holdings, Ltd.                                                   150,000               57,484               0.0%
*   G-Resources Group, Ltd.                                                      6,640,800              162,330               0.0%
    Galaxy Entertainment Group, Ltd.                                                68,000              465,416               0.0%
    Get Nice Holdings, Ltd.                                                      1,122,000               51,346               0.0%
#   Giordano International, Ltd.                                                   474,000              241,474               0.0%
*   Global Brands Group Holding, Ltd.                                              334,000               73,591               0.0%
    Glorious Sun Enterprises, Ltd.                                                 170,000               37,038               0.0%
    Gold Peak Industries Holding, Ltd.                                             262,000               24,299               0.0%
#   Haitong International Securities Group, Ltd.                                   167,000               99,457               0.0%
    Hang Lung Group, Ltd.                                                           68,000              342,112               0.0%
    Hang Lung Properties, Ltd.                                                     153,000              477,778               0.0%
    Hang Seng Bank, Ltd.                                                            52,500              889,576               0.1%
#   Harbour Centre Development, Ltd.                                                21,000               38,197               0.0%
    Henderson Land Development Co., Ltd.                                           155,397            1,049,827               0.1%
    HKR International, Ltd.                                                        296,000              143,081               0.0%
    Hon Kwok Land Investment Co., Ltd.                                              20,000                6,967               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
HONG KONG -- (Continued)
    Hong Kong & China Gas Co., Ltd.                                                221,374    $         516,949               0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                                         5,200               57,133               0.0%
    Hong Kong Exchanges and Clearing, Ltd.                                          43,219              959,600               0.1%
*   Hong Kong Television Network, Ltd. ADR                                           3,847               29,699               0.0%
    Hongkong & Shanghai Hotels (The)                                                77,307              122,421               0.0%
    Hongkong Chinese, Ltd.                                                         184,495               43,580               0.0%
    Hopewell Holdings, Ltd.                                                        123,500              439,073               0.0%
    Hung Hing Printing Group, Ltd.                                                  92,000               13,410               0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.                          535,000              213,238               0.0%
    Hutchison Whampoa, Ltd.                                                        140,000            1,778,890               0.1%
    Hysan Development Co., Ltd.                                                     85,000              388,940               0.0%
*   I-CABLE Communications, Ltd.                                                   374,000               33,794               0.0%
*   IRC, Ltd.                                                                      166,000               12,852               0.0%
    IT, Ltd.                                                                       128,000               38,445               0.0%
    Johnson Electric Holdings, Ltd.                                                129,125              437,127               0.0%
#   K Wah International Holdings, Ltd.                                             348,926              218,864               0.0%
    Kerry Logistics Network, Ltd.                                                   53,250               86,818               0.0%
    Kerry Properties, Ltd.                                                         181,000              622,073               0.1%
*   King Stone Energy Group, Ltd.                                                  324,000               10,407               0.0%
    Kingmaker Footwear Holdings, Ltd.                                              186,000               31,154               0.0%
    Kingston Financial Group, Ltd.                                               1,169,000              138,696               0.0%
    Kowloon Development Co., Ltd.                                                  124,000              148,233               0.0%
    L'Occitane International SA                                                     90,000              212,510               0.0%
*   Lai Sun Development Co., Ltd.                                                3,134,000               80,373               0.0%
    Lee's Pharmaceutical Holdings, Ltd.                                             20,000               27,440               0.0%
    Lerado Group Holding Co., Ltd.                                                  84,000               12,675               0.0%
    Li & Fung, Ltd.                                                                334,000              407,489               0.0%
    Lifestyle International Holdings, Ltd.                                         155,000              292,872               0.0%
    Lippo China Resources, Ltd.                                                    794,000               36,874               0.0%
#   Liu Chong Hing Investment, Ltd.                                                 60,000               75,894               0.0%
    Luk Fook Holdings International, Ltd.                                          134,000              398,683               0.0%
    Lung Kee Bermuda Holdings                                                       40,000               12,054               0.0%
    Magnificent Estates                                                            500,000               23,851               0.0%
#   Man Wah Holdings, Ltd.                                                         120,800              180,428               0.0%
*   Mei Ah Entertainment Group, Ltd.                                               440,000               39,153               0.0%
    Melco Crown Entertainment, Ltd.                                                  3,900               35,148               0.0%
    Melco Crown Entertainment, Ltd. ADR                                              6,424              174,347               0.0%
#   Melco International Development, Ltd.                                          144,000              391,360               0.0%
    MGM China Holdings, Ltd.                                                        55,600              178,743               0.0%
#*  Midland Holdings, Ltd.                                                         166,666               81,924               0.0%
*   Ming Fung Jewellery Group, Ltd.                                              1,155,000               12,825               0.0%
    Miramar Hotel & Investment                                                       9,000               11,363               0.0%
    MTR Corp., Ltd.                                                                 94,930              387,075               0.0%
#   NagaCorp, Ltd.                                                                 490,000              412,024               0.0%
    National Electronic Hldgs                                                       28,000                3,576               0.0%
    Natural Beauty Bio-Technology, Ltd.                                            100,000                8,251               0.0%
*   Neo-Neon Holdings, Ltd.                                                        136,500               21,992               0.0%
*   Neptune Group, Ltd.                                                          1,010,000               22,935               0.0%
    New World Development Co., Ltd.                                                807,710            1,017,382               0.1%
#   Newocean Energy Holdings, Ltd.                                                 358,000              168,646               0.0%
    Next Media, Ltd.                                                               124,000               11,843               0.0%
    NWS Holdings, Ltd.                                                             193,927              361,019               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
HONG KONG -- (Continued)
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.                         675,000    $          53,159               0.0%
    Orient Overseas International, Ltd.                                             66,000              374,316               0.0%
    Oriental Watch Holdings                                                         96,400               21,533               0.0%
    Pacific Andes International Holdings, Ltd.                                     752,405               31,539               0.0%
    Pacific Basin Shipping, Ltd.                                                   517,000              247,461               0.0%
    Pacific Textiles Holdings, Ltd.                                                198,000              266,490               0.0%
    Paliburg Holdings, Ltd.                                                         52,000               17,033               0.0%
    Paradise Entertainment, Ltd.                                                    64,000               26,493               0.0%
    PCCW, Ltd.                                                                     914,511              582,549               0.1%
*   Pearl Oriental Oil, Ltd.                                                       389,000               10,994               0.0%
    Perfect Shape PRC Holdings, Ltd.                                                88,000               16,915               0.0%
#   Pico Far East Holdings, Ltd.                                                   314,000               77,762               0.0%
    Playmates Holdings, Ltd.                                                        22,000               23,565               0.0%
    Playmates Toys, Ltd.                                                           132,000               30,496               0.0%
*   PME Group, Ltd.                                                                430,000               11,553               0.0%
    PNG Resources Holdings, Ltd.                                                    35,200                1,498               0.0%
    Power Assets Holdings, Ltd.                                                     53,000              512,418               0.0%
#   Prada SpA                                                                       31,100              191,456               0.0%
    Public Financial Holdings, Ltd.                                                 72,000               34,385               0.0%
    PYI Corp., Ltd.                                                                766,000               17,263               0.0%
    Regal Hotels International Holdings, Ltd.                                      164,000              100,017               0.0%
*   Richfield Group Holdings, Ltd.                                                 280,000               10,107               0.0%
#   SA SA International Holdings, Ltd.                                             244,000              168,692               0.0%
    Samsonite International SA                                                     226,500              752,597               0.1%
    Sands China, Ltd.                                                               66,000              412,075               0.0%
    SAS Dragon Hldg, Ltd.                                                          216,000               66,600               0.0%
    SEA Holdings, Ltd.                                                              90,000               58,454               0.0%
    Shangri-La Asia, Ltd.                                                          325,166              472,981               0.0%
    Shenyin Wanguo HK, Ltd.                                                         75,000               42,996               0.0%
*   Shougang Concord Technology Holdings                                           272,000               10,164               0.0%
    Shun Tak Holdings, Ltd.                                                        581,499              296,264               0.0%
*   Silver base Group Holdings, Ltd.                                               162,546               20,352               0.0%
    Singamas Container Holdings, Ltd.                                              404,000               69,322               0.0%
    Sino Land Co., Ltd.                                                            403,644              670,296               0.1%
    Sitoy Group Holdings, Ltd.                                                     105,000               86,611               0.0%
    SJM Holdings, Ltd.                                                             170,301              359,068               0.0%
    SmarTone Telecommunications Holdings, Ltd.                                     150,805              194,924               0.0%
*   SOCAM Development, Ltd.                                                         44,444               36,965               0.0%
*   South China China, Ltd.                                                        464,000               43,696               0.0%
    Stella International Holdings, Ltd.                                             56,000              160,665               0.0%
    Stelux Holdings International, Ltd.                                             43,000                9,538               0.0%
#   Sun Hung Kai & Co., Ltd.                                                       181,529              134,937               0.0%
    Sun Hung Kai Properties, Ltd.                                                  130,588            1,953,573               0.1%
    Swire Pacific, Ltd. Class A                                                     39,500              518,613               0.1%
    Swire Properties, Ltd.                                                          39,800              127,532               0.0%
*   Symphony Holdings, Ltd.                                                        700,000               59,605               0.0%
    TAI Cheung Holdings, Ltd.                                                       21,000               17,310               0.0%
    Tai Sang Land Development, Ltd.                                                 20,710                9,655               0.0%
    Tan Chong International, Ltd.                                                   24,000                8,919               0.0%
    Tao Heung Holdings, Ltd.                                                         2,000                1,054               0.0%
*   Taung Gold International, Ltd.                                                 500,000               13,416               0.0%
    Techtronic Industries Co., Ltd.                                                208,500              654,076               0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
HONG KONG -- (Continued)
    Television Broadcasts, Ltd.                                                     71,100    $         387,905               0.0%
    Texwinca Holdings, Ltd.                                                        224,000              196,586               0.0%
*   Titan Petrochemicals Group, Ltd.                                               380,000                  123               0.0%
    Tradelink Electronic Commerce, Ltd.                                            144,000               31,796               0.0%
    Transport International Holdings, Ltd.                                          46,800               85,704               0.0%
#   Trinity, Ltd.                                                                  274,000               65,785               0.0%
*   TSC Group Holdings, Ltd.                                                       199,000               73,379               0.0%
#*  United Laboratories International Holdings, Ltd. (The)                         152,500              117,775               0.0%
    Value Partners Group, Ltd.                                                     249,000              187,658               0.0%
    Vanke Property Overseas, Ltd.                                                    2,000                1,841               0.0%
    Varitronix International, Ltd.                                                 113,000               94,158               0.0%
    Victory City International Holdings, Ltd.                                      300,512               43,026               0.0%
    Vitasoy International Holdings, Ltd.                                           102,000              140,525               0.0%
    VST Holdings, Ltd.                                                             291,600              100,686               0.0%
#   VTech Holdings, Ltd.                                                            28,900              361,160               0.0%
#*  Wanda Hotel Development Co., Ltd.                                              143,000               30,439               0.0%
    Wharf Holdings, Ltd. (The)                                                     133,000              986,259               0.1%
    Wheelock & Co., Ltd.                                                           117,000              565,464               0.1%
    Wing On Co. International, Ltd.                                                 32,000               92,908               0.0%
    Wing Tai Properties, Ltd.                                                      102,000               66,431               0.0%
#   Wynn Macau, Ltd.                                                                51,200              184,763               0.0%
    Xinyi Glass Holdings, Ltd.                                                     714,000              420,021               0.0%
#   Xinyi Solar Holdings, Ltd.                                                     370,000              125,220               0.0%
    YGM Trading, Ltd.                                                               20,000               42,506               0.0%
    Yue Yuen Industrial Holdings, Ltd.                                             184,500              621,745               0.1%
                                                                                              -----------------    --------------
TOTAL HONG KONG                                                                                      43,244,641               2.2%
                                                                                              -----------------    --------------
HUNGARY -- (0.0%)
*   FHB Mortgage Bank P.L.C.                                                         6,244               18,216               0.0%
*   Magyar Telekom Telecommunications P.L.C.                                        53,358               73,847               0.0%
*   Magyar Telekom Telecommunications P.L.C. Sponsored ADR                           4,178               28,369               0.0%
    MOL Hungarian Oil and Gas P.L.C.                                                 2,028               96,499               0.0%
    OTP Bank P.L.C.                                                                 14,054              232,757               0.0%
    Richter Gedeon Nyrt                                                             11,152              170,121               0.0%
                                                                                              -----------------    --------------
TOTAL HUNGARY                                                                                           619,809               0.0%
                                                                                              -----------------    --------------
INDIA -- (2.0%)
    Aarti Industries                                                                 7,537               37,358               0.0%
    Aban Offshore, Ltd.                                                              7,592               76,687               0.0%
    ABB India, Ltd.                                                                  3,501               66,729               0.0%
*   ABG Shipyard, Ltd.                                                               7,485               27,780               0.0%
    ACC, Ltd.                                                                        6,260              152,379               0.0%
    Adani Enterprises, Ltd.                                                         25,688              201,778               0.0%
    Adani Ports & Special Economic Zone, Ltd.                                       15,220               71,097               0.0%
*   Adani Power, Ltd.                                                              133,476              104,002               0.0%
    Aditya Birla Nuvo, Ltd.                                                         11,991              328,507               0.0%
    AIA Engineering, Ltd.                                                            2,920               44,642               0.0%
    Ajanta Pharma, Ltd.                                                              1,370               42,516               0.0%
    Akzo Nobel India, Ltd.                                                             399                8,460               0.0%
    Alembic Pharmaceuticals, Ltd.                                                    9,657               63,733               0.0%
    Allahabad Bank                                                                  40,781               76,345               0.0%
    Allcargo Logistics, Ltd.                                                           986                3,869               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
INDIA -- (Continued)
    Alok Industries, Ltd.                                                           90,000    $          18,354               0.0%
    Alstom India, Ltd.                                                               5,412               46,919               0.0%
    Amara Raja Batteries, Ltd.                                                      11,770              125,150               0.0%
    Ambuja Cements, Ltd.                                                            97,375              360,066               0.0%
    Amtek Auto, Ltd.                                                                23,305               62,601               0.0%
    Anant Raj, Ltd.                                                                 27,862               24,376               0.0%
    Andhra Bank                                                                     42,383               57,956               0.0%
    Apollo Hospitals Enterprise, Ltd.                                                9,322              169,109               0.0%
    Apollo Tyres, Ltd.                                                              71,462              254,102               0.0%
    Arvind, Ltd.                                                                    42,552              206,517               0.0%
    Asian Paints, Ltd.                                                              15,640              166,597               0.0%
    Atul, Ltd.                                                                       3,454               71,625               0.0%
    Aurobindo Pharma, Ltd.                                                          57,865              913,954               0.1%
    Axis Bank, Ltd.                                                                 95,600              684,848               0.1%
    Bajaj Auto, Ltd.                                                                 3,566              151,450               0.0%
    Bajaj Corp., Ltd.                                                                2,421               11,195               0.0%
    Bajaj Electricals, Ltd.                                                          4,500               20,712               0.0%
    Bajaj Finance, Ltd.                                                              2,807              126,866               0.0%
    Bajaj Finserv, Ltd.                                                              7,080              123,322               0.0%
*   Bajaj Hindusthan, Ltd.                                                          80,199               25,363               0.0%
    Bajaj Holdings & Investment, Ltd.                                                7,265              163,825               0.0%
    Balkrishna Industries, Ltd.                                                      7,548               94,594               0.0%
    Ballarpur Industries, Ltd.                                                      70,689               19,446               0.0%
    Balmer Lawrie & Co., Ltd.                                                          747                7,573               0.0%
*   Balrampur Chini Mills, Ltd.                                                     21,074               18,779               0.0%
    Bank of Baroda                                                                  10,597              160,092               0.0%
    Bank of India                                                                   31,444              145,094               0.0%
    Bank Of Maharashtra                                                             32,893               23,149               0.0%
    BASF India, Ltd.                                                                   998               19,782               0.0%
    Bata India, Ltd.                                                                 6,548              135,670               0.0%
    BEML, Ltd.                                                                       4,039               44,437               0.0%
    Berger Paints India, Ltd.                                                       26,560              171,906               0.0%
    BGR Energy Systems, Ltd.                                                         2,982                8,126               0.0%
    Bharat Electronics, Ltd.                                                         3,237              109,522               0.0%
    Bharat Forge, Ltd.                                                              14,420              190,460               0.0%
    Bharat Heavy Electricals, Ltd.                                                  70,234              292,703               0.0%
    Bharat Petroleum Corp., Ltd.                                                    21,693              254,684               0.0%
    Bharti Airtel, Ltd.                                                             41,564              270,713               0.0%
    Bhushan Steel, Ltd.                                                             16,410               28,260               0.0%
    Biocon, Ltd.                                                                     8,934               65,005               0.0%
    Birla Corp., Ltd.                                                                4,033               34,319               0.0%
    Blue Dart Express, Ltd.                                                              2                  174               0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                                         20,078               21,851               0.0%
    Bosch, Ltd.                                                                        584              141,213               0.0%
    Britannia Industries, Ltd.                                                       2,752               68,855               0.0%
    Cadila Healthcare, Ltd.                                                          8,226              188,499               0.0%
    Cairn India, Ltd.                                                               47,089              217,729               0.0%
    Canara Bank                                                                     23,955              156,373               0.0%
    Carborundum Universal, Ltd.                                                      4,300               13,416               0.0%
    Ceat, Ltd.                                                                       5,348               74,911               0.0%
*   Central Bank Of India                                                           53,793               58,869               0.0%
    Century Plyboards India, Ltd.                                                    6,288               14,074               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
INDIA -- (Continued)
    Century Textiles & Industries, Ltd.                                              8,710    $          78,346               0.0%
    CESC, Ltd.                                                                      12,088              132,823               0.0%
    Chambal Fertilizers & Chemicals, Ltd.                                           50,908               51,109               0.0%
*   Chennai Petroleum Corp., Ltd.                                                   11,326               18,822               0.0%
    Cipla, Ltd.                                                                     25,875              282,840               0.0%
    City Union Bank, Ltd.                                                           51,975               71,601               0.0%
    Clariant Chemicals India, Ltd.                                                   1,215               19,332               0.0%
    CMC, Ltd.                                                                        1,382               43,723               0.0%
    Colgate-Palmolive India, Ltd.                                                    3,054               84,292               0.0%
    Container Corp. Of India, Ltd.                                                   9,341              204,752               0.0%
    Coromandel International, Ltd.                                                  14,769               79,650               0.0%
    Corp. Bank                                                                       9,596               52,670               0.0%
    Cox & Kings, Ltd.                                                                8,202               38,159               0.0%
    Crompton Greaves, Ltd.                                                          63,284              193,428               0.0%
    Cummins India, Ltd.                                                              9,452              113,090               0.0%
    Dabur India, Ltd.                                                               30,848              114,614               0.0%
*   DB Realty, Ltd.                                                                 17,964               19,897               0.0%
*   DCB Bank, Ltd.                                                                  28,833               43,074               0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                                  3,118                7,907               0.0%
*   DEN Networks, Ltd.                                                               2,805                7,537               0.0%
    Dena Bank                                                                       33,183               34,478               0.0%
    Dewan Housing Finance Corp., Ltd.                                                8,991               54,018               0.0%
*   Dish TV India, Ltd.                                                             44,632               41,806               0.0%
    Divi's Laboratories, Ltd.                                                        4,590              140,041               0.0%
    DLF, Ltd.                                                                       81,350              164,573               0.0%
    Dr. Reddy's Laboratories, Ltd. ADR                                               5,899              308,459               0.0%
    eClerx Services, Ltd.                                                              880               18,600               0.0%
    Eicher Motors, Ltd.                                                              2,071              428,776               0.1%
*   EID Parry India, Ltd.                                                           10,009               35,697               0.0%
    EIH, Ltd.                                                                       19,189               31,844               0.0%
    Engineers India, Ltd.                                                           19,629               86,619               0.0%
*   Eros International Media, Ltd.                                                   3,271               13,311               0.0%
    Escorts, Ltd.                                                                    9,996               27,555               0.0%
*   Essar Oil, Ltd.                                                                 61,934              121,951               0.0%
    Essar Ports, Ltd.                                                                  164                  256               0.0%
    Exide Industries, Ltd.                                                          63,662              163,439               0.0%
    FDC, Ltd.                                                                        3,431                8,759               0.0%
    Federal Bank, Ltd.                                                             137,555              319,104               0.0%
    Financial Technologies India, Ltd.                                               3,882               11,053               0.0%
    Finolex Cables, Ltd.                                                             7,039               25,675               0.0%
    Finolex Industries, Ltd.                                                        15,310               79,614               0.0%
*   Firstsource Solutions, Ltd.                                                     38,130               24,279               0.0%
    Future Lifestyle Fashions, Ltd.                                                  2,977                4,574               0.0%
    Future Retail, Ltd.                                                              8,932               16,795               0.0%
    GAIL India, Ltd.                                                                43,856              377,077               0.0%
    Gateway Distriparks, Ltd.                                                       13,948               65,182               0.0%
*   Gitanjali Gems, Ltd.                                                             9,642                9,031               0.0%
    Glenmark Pharmaceuticals, Ltd.                                                  11,592              135,878               0.0%
    GMR Infrastructure, Ltd.                                                       265,747               93,982               0.0%
    Godfrey Phillips India, Ltd.                                                        51                2,473               0.0%
    Godrej Consumer Products, Ltd.                                                   1,252               19,609               0.0%
    Godrej Industries, Ltd.                                                         16,308               79,902               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
INDIA -- (Continued)
    Godrej Properties, Ltd.                                                          8,438    $          33,350               0.0%
    Grasim Industries, Ltd.                                                          5,183              295,795               0.0%
    Great Eastern Shipping Co., Ltd. (The)                                          17,651              113,733               0.0%
    Greaves Cotton, Ltd.                                                            19,528               41,191               0.0%
    Gujarat Alkalies & Chemicals, Ltd.                                               5,058               16,264               0.0%
    Gujarat Fluorochemicals, Ltd.                                                    3,905               48,810               0.0%
    Gujarat Gas Co., Ltd.                                                            7,972               62,759               0.0%
    Gujarat Mineral Development Corp., Ltd.                                         12,483               31,061               0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.                             2,664                3,722               0.0%
*   Gujarat NRE Coke, Ltd.                                                          49,906                6,073               0.0%
*   Gujarat Pipavav Port, Ltd.                                                      10,723               28,884               0.0%
    Gujarat State Fertilisers & Chemicals, Ltd.                                     20,165               39,739               0.0%
    Gujarat State Petronet, Ltd.                                                    46,094               72,673               0.0%
*   GVK Power & Infrastructure, Ltd.                                                63,703               12,082               0.0%
*   Hathway Cable & Datacom, Ltd.                                                    1,703                8,550               0.0%
    Havells India, Ltd.                                                             29,435              136,716               0.0%
*   HCL Infosystems, Ltd.                                                           22,200               26,430               0.0%
    HCL Technologies, Ltd.                                                          17,304              455,195               0.1%
    HDFC Bank, Ltd.                                                                 51,927              773,891               0.1%
    HDFC Bank, Ltd. ADR                                                              2,000              104,860               0.0%
*   HeidelbergCement India, Ltd.                                                     7,778               11,221               0.0%
    Hero MotoCorp, Ltd.                                                              3,652              182,304               0.0%
*   Hexa Tradex, Ltd.                                                                5,313                2,191               0.0%
    Hexaware Technologies, Ltd.                                                     34,366              110,451               0.0%
*   Himachal Futuristic Communications, Ltd.                                        88,611               26,497               0.0%
    Himadri Chemicals & Industries, Ltd.                                            19,864                9,291               0.0%
    Hindalco Industries, Ltd.                                                      266,617              708,668               0.1%
*   Hindustan Construction Co., Ltd.                                               129,998               69,864               0.0%
    Hindustan Petroleum Corp., Ltd.                                                 14,756              125,737               0.0%
    Honeywell Automation India, Ltd.                                                   710               64,762               0.0%
*   Housing Development & Infrastructure, Ltd.                                     110,205              149,642               0.0%
    HSIL, Ltd.                                                                      19,048              116,016               0.0%
    ICICI Bank, Ltd.                                                                 9,160              243,050               0.0%
    ICICI Bank, Ltd. Sponsored ADR                                                  17,656              995,092               0.1%
    IDBI Bank, Ltd.                                                                 48,368               55,585               0.0%
    Idea Cellular, Ltd.                                                            146,697              388,679               0.0%
    IDFC, Ltd.                                                                     142,144              361,661               0.0%
    IFCI, Ltd.                                                                      70,683               42,283               0.0%
    IIFL Holdings, Ltd.                                                             56,463              156,421               0.0%
    India Cements, Ltd. (The)                                                       65,357              118,497               0.0%
    Indian Bank                                                                     21,645               58,636               0.0%
*   Indian Hotels Co., Ltd.                                                         66,755              113,871               0.0%
    Indian Oil Corp., Ltd.                                                          11,712               68,624               0.0%
    Indian Overseas Bank                                                            44,957               43,154               0.0%
    Indoco Remedies, Ltd.                                                            2,590               12,402               0.0%
    Indraprastha Gas, Ltd.                                                           4,674               30,187               0.0%
    IndusInd Bank, Ltd.                                                             51,899              607,887               0.1%
    Infosys, Ltd.                                                                   11,137              738,779               0.1%
    Infosys, Ltd. Sponsored ADR                                                      2,810              187,877               0.0%
    ING Vysya Bank, Ltd.                                                             7,120               74,749               0.0%
    Ingersoll-Rand India, Ltd.                                                       1,721               25,111               0.0%
    Intellect Design Arena, Ltd.                                                    12,479                9,756               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
INDIA -- (Continued)
    Ipca Laboratories, Ltd.                                                          5,325    $          63,742               0.0%
    IRB Infrastructure Developers, Ltd.                                             21,395               87,827               0.0%
    ITC, Ltd.                                                                       42,124              243,234               0.0%
    Jagran Prakashan, Ltd.                                                          14,570               30,643               0.0%
    Jain Irrigation Systems, Ltd.                                                   62,508               92,297               0.0%
*   Jaiprakash Associates, Ltd.                                                    294,915              149,596               0.0%
    Jammu & Kashmir Bank, Ltd. (The)                                                73,050              165,207               0.0%
*   Jaypee Infratech, Ltd.                                                          64,208               23,992               0.0%
    Jindal Saw, Ltd.                                                                26,565               33,632               0.0%
    Jindal Steel & Power, Ltd.                                                      54,513              142,977               0.0%
    JK Lakshmi Cement, Ltd.                                                          4,965               30,175               0.0%
    JK Tyre & Industries, Ltd.                                                       3,523               28,037               0.0%
    JM Financial, Ltd.                                                              45,037               34,712               0.0%
    JSW Energy, Ltd.                                                                93,328              121,349               0.0%
    JSW Steel, Ltd.                                                                 29,927              612,322               0.1%
*   Jubilant Foodworks, Ltd.                                                         1,135               23,442               0.0%
    Jubilant Life Sciences, Ltd.                                                    10,260               23,951               0.0%
    Jyothy Laboratories, Ltd.                                                        3,882               15,842               0.0%
    Kajaria Ceramics, Ltd.                                                             392                3,829               0.0%
    Kakinada Fertilizers, Ltd.                                                      69,051                2,364               0.0%
    Karnataka Bank, Ltd. (The)                                                      50,080              101,396               0.0%
    Karur Vysya Bank, Ltd. (The)                                                     6,700               59,876               0.0%
    Kaveri Seed Co., Ltd.                                                            3,867               58,095               0.0%
    KEC International, Ltd.                                                          9,378               16,607               0.0%
    Kotak Mahindra Bank, Ltd.                                                       27,372              499,936               0.1%
    KPIT Technologies, Ltd.                                                         24,990               67,364               0.0%
    Lakshmi Machine Works, Ltd.                                                        692               44,880               0.0%
*   Lanco Infratech, Ltd.                                                          138,520               15,409               0.0%
    Larsen & Toubro, Ltd.                                                           19,119              514,631               0.1%
    Lupin, Ltd.                                                                     12,300              273,308               0.0%
    Maharashtra Seamless, Ltd.                                                       6,338               32,320               0.0%
    Mahindra & Mahindra Financial Services, Ltd.                                    38,440              182,713               0.0%
    Mahindra & Mahindra, Ltd.                                                       43,223              913,303               0.1%
    Mahindra & Mahindra, Ltd. GDR                                                   12,272              263,651               0.0%
    Mahindra Lifespace Developers, Ltd.                                              3,460               28,583               0.0%
*   Mangalore Refinery & Petrochemicals, Ltd.                                       46,650               44,587               0.0%
    Maruti Suzuki India, Ltd.                                                        7,420              402,710               0.1%
    MAX India, Ltd.                                                                 16,870               97,563               0.0%
    McLeod Russel India, Ltd.                                                       12,761               54,029               0.0%
    MindTree, Ltd.                                                                  12,980              231,646               0.0%
    Monnet Ispat & Energy, Ltd.                                                      3,882                5,279               0.0%
    Monsanto India, Ltd.                                                                98                4,779               0.0%
    Motherson Sumi Systems, Ltd.                                                    29,367              201,375               0.0%
    Motilal Oswal Financial Services, Ltd.                                           6,733               23,454               0.0%
    Mphasis, Ltd.                                                                    5,725               37,301               0.0%
    MRF, Ltd.                                                                          486              247,557               0.0%
*   Nagarjuna Oil Refinery, Ltd.                                                    62,774                4,631               0.0%
    Natco Pharma, Ltd.                                                                 579               13,636               0.0%
    National Aluminium Co., Ltd.                                                   104,971               97,640               0.0%
    Nava Bharat Ventures, Ltd.                                                       1,957                6,888               0.0%
    Navneet Education, Ltd.                                                          3,710                6,203               0.0%
    NCC, Ltd.()                                                                     36,776               35,727               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
INDIA -- (Continued)
    NCC, Ltd.(B0FXGP0)                                                              31,522    $          30,383               0.0%
    NHPC, Ltd.                                                                     121,665               40,749               0.0%
    NIIT Technologies, Ltd.                                                          6,924               43,556               0.0%
    NTPC, Ltd.                                                                       9,275               22,667               0.0%
    Oil & Natural Gas Corp., Ltd.                                                   19,773              129,406               0.0%
    Oil India, Ltd.                                                                 13,111              134,978               0.0%
    OMAXE, Ltd.                                                                     14,260               30,522               0.0%
*   Opto Circuits India, Ltd.                                                       22,089                6,877               0.0%
    Oracle Financial Services Software, Ltd.                                         2,808              154,391               0.0%
    Orient Cement, Ltd.                                                              9,034               21,789               0.0%
    Oriental Bank of Commerce                                                       23,491              109,062               0.0%
*   Pantaloons Fashions and Retail, Ltd.                                             1,786                3,525               0.0%
    Peninsula Land, Ltd.                                                            10,444                6,113               0.0%
    Persistent Systems, Ltd.                                                         2,017               42,661               0.0%
    Petronet LNG, Ltd.                                                              34,000              110,008               0.0%
    Pfizer, Ltd.                                                                     1,656               44,580               0.0%
    Phoenix Mills, Ltd. (The)                                                        5,631               34,988               0.0%
    PI Industries, Ltd.                                                              2,250               16,313               0.0%
    Pidilite Industries, Ltd.                                                       11,464               77,130               0.0%
*   Pipavav Defence & Offshore Engineering Co., Ltd.                                25,205               15,767               0.0%
    Polaris Financial Technology, Ltd.                                              12,479               38,048               0.0%
    Power Grid Corp. of India, Ltd.                                                 37,509               88,821               0.0%
    Prestige Estates Projects, Ltd.                                                  5,299               19,386               0.0%
    PTC India Financial Services, Ltd.                                              18,275               15,046               0.0%
    PTC India, Ltd.                                                                 57,818               86,442               0.0%
*   Punj Lloyd, Ltd.                                                                71,973               44,778               0.0%
    Punjab National Bank                                                             1,815               27,484               0.0%
    Radico Khaitan, Ltd.                                                             6,715                9,944               0.0%
    Rain Industries, Ltd.                                                           12,419               10,043               0.0%
    Rallis India, Ltd.                                                              14,230               53,202               0.0%
    Ramco Cements, Ltd. (The)                                                       15,000               84,403               0.0%
*   Ranbaxy Laboratories, Ltd.                                                      21,301              219,481               0.0%
    Raymond, Ltd.                                                                   16,326              122,789               0.0%
    Redington India, Ltd.                                                           20,505               34,155               0.0%
    REI Agro, Ltd.                                                                  71,019                2,839               0.0%
*   Reliance Communications, Ltd.                                                  107,504              184,947               0.0%
    Reliance Industries, Ltd.                                                       62,417            1,011,470               0.1%
    Reliance Industries, Ltd. GDR                                                    9,355              302,375               0.0%
    Reliance Infrastructure, Ltd.                                                   11,479              118,617               0.0%
*   Reliance Power, Ltd.                                                           123,191              153,124               0.0%
    Rolta India, Ltd.                                                               21,070               37,887               0.0%
    Ruchi Soya Industries, Ltd.                                                     16,055                9,899               0.0%
    Rural Electrification Corp., Ltd.                                               13,757               67,504               0.0%
    Sanofi India, Ltd.                                                               1,238               66,787               0.0%
    Sesa Sterlite, Ltd.                                                            106,201              442,531               0.1%
    Sesa Sterlite, Ltd. ADR                                                         15,041              253,297               0.0%
*   Shipping Corp. of India, Ltd.                                                   48,621               47,685               0.0%
    Shree Cement, Ltd.                                                               1,212              179,271               0.0%
*   Shree Renuka Sugars, Ltd.                                                       66,795               18,477               0.0%
    Shriram Transport Finance Co., Ltd.                                              7,725              119,324               0.0%
    Siemens, Ltd.                                                                    7,062               99,898               0.0%
    Sintex Industries, Ltd.                                                         35,352               55,587               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
INDIA -- (Continued)
    SKF India, Ltd.                                                                  3,176    $          63,973               0.0%
    Sobha Developers, Ltd.                                                           8,189               57,540               0.0%
    South Indian Bank, Ltd. (The)                                                  100,340               45,376               0.0%
    SRF, Ltd.                                                                        8,369              115,009               0.0%
    Star Ferro and Cement, Ltd.                                                      6,288                7,241               0.0%
    State Bank of India                                                              6,398              281,263               0.0%
    State Bank of India GDR                                                          2,351              206,499               0.0%
    Sterlite Technologies, Ltd.                                                     16,523               19,155               0.0%
    Strides Arcolab, Ltd.                                                            6,009               64,717               0.0%
*   Sun Pharma Advanced Research Co., Ltd.                                          11,442               36,858               0.0%
    Sun Pharmaceutical Industries, Ltd.                                             16,786              230,356               0.0%
    Sun TV Network, Ltd.                                                            15,907               84,696               0.0%
    Supreme Industries, Ltd.                                                        13,945              136,222               0.0%
*   Suzlon Energy, Ltd.                                                            194,587               42,116               0.0%
    Syndicate Bank                                                                  33,071               67,601               0.0%
    Tata Chemicals, Ltd.                                                            15,664              103,767               0.0%
    Tata Communications, Ltd.                                                       12,550               82,422               0.0%
    Tata Consultancy Services, Ltd.                                                  9,718              414,572               0.1%
    Tata Elxsi, Ltd.                                                                 4,728               47,799               0.0%
    Tata Global Beverages, Ltd.                                                     71,709              186,965               0.0%
    Tata Motors, Ltd.                                                              127,048            1,109,544               0.1%
    Tata Power Co., Ltd.                                                           119,400              183,540               0.0%
    Tata Steel, Ltd.                                                                60,607              482,888               0.1%
*   Tata Teleservices Maharashtra, Ltd.                                             65,868                9,873               0.0%
    Tech Mahindra, Ltd.                                                             11,466              470,616               0.1%
    Thermax, Ltd.                                                                    4,656               67,219               0.0%
    Timken India, Ltd.                                                               1,690               11,452               0.0%
    Titan Co., Ltd.                                                                  9,863               62,952               0.0%
    Torrent Pharmaceuticals, Ltd.                                                    8,466              121,477               0.0%
    Torrent Power, Ltd.                                                             10,757               28,735               0.0%
    Trent, Ltd.                                                                        655               14,156               0.0%
    Triveni Turbine, Ltd.                                                           41,519               60,642               0.0%
    Tube Investments of India, Ltd.                                                 18,724              106,495               0.0%
*   TV18 Broadcast, Ltd.                                                            36,346               17,225               0.0%
    TVS Motor Co., Ltd.                                                             34,636              145,957               0.0%
    UCO Bank                                                                        79,300              112,775               0.0%
    Ultratech Cement, Ltd.                                                           4,462              185,086               0.0%
    Unichem Laboratories, Ltd.                                                       2,817                8,983               0.0%
    Union Bank of India                                                             49,767              181,952               0.0%
*   Unitech, Ltd.                                                                  381,347              126,930               0.0%
    UPL, Ltd.                                                                       47,856              269,944               0.0%
    V-Guard Industries, Ltd.                                                         1,328               19,721               0.0%
    VA Tech Wabag, Ltd.                                                                501               12,995               0.0%
*   Vardhman Special Steels, Ltd.                                                      555                  317               0.0%
    Vardhman Textiles, Ltd.                                                          2,777               19,830               0.0%
    Videocon Industries, Ltd.                                                        5,613               15,350               0.0%
    Vijaya Bank                                                                     34,615               26,867               0.0%
    VIP Industries, Ltd.                                                            10,856               19,697               0.0%
    Voltas, Ltd.                                                                    27,567              112,558               0.0%
    Welspun Corp., Ltd.                                                             15,250               18,972               0.0%
*   Welspun Enterprises, Ltd.                                                          763                2,515               0.0%
    Wipro, Ltd.                                                                     33,609              310,091               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
INDIA -- (Continued)
    Wockhardt, Ltd.                                                                  9,139    $         112,727               0.0%
    Yes Bank, Ltd.                                                                  29,993              333,455               0.0%
    Zee Entertainment Enterprises, Ltd.                                             52,912              296,355               0.0%
    Zensar Technologies, Ltd.                                                        4,461               43,952               0.0%
                                                                                              -----------------    --------------
TOTAL INDIA                                                                                          39,999,109               2.0%
                                                                                              -----------------    --------------
INDONESIA -- (0.6%)
    Ace Hardware Indonesia Tbk PT                                                  442,600               29,706               0.0%
    Adaro Energy Tbk PT                                                          4,053,300              381,163               0.1%
    Adhi Karya Persero Tbk PT                                                      397,100               90,514               0.0%
    Agung Podomoro Land Tbk PT                                                     710,700               20,761               0.0%
    AKR Corporindo Tbk PT                                                          357,000              145,448               0.0%
    Alam Sutera Realty Tbk PT                                                    3,485,100              133,810               0.0%
    Aneka Tambang Persero Tbk PT                                                 1,548,500              124,368               0.0%
    Arwana Citramulia Tbk PT                                                       200,000               15,143               0.0%
    Asahimas Flat Glass Tbk PT                                                      86,500               48,036               0.0%
    Astra Agro Lestari Tbk PT                                                       69,500              135,175               0.0%
    Astra International Tbk PT                                                   1,540,900              864,000               0.1%
*   Bakrie and Brothers Tbk PT                                                   5,212,000               21,564               0.0%
*   Bakrie Telecom Tbk PT                                                        4,680,500               19,365               0.0%
*   Bakrieland Development Tbk PT                                                3,393,500               14,040               0.0%
    Bank Bukopin Tbk PT                                                          1,009,700               63,057               0.0%
    Bank Central Asia Tbk PT                                                       256,000              276,362               0.0%
    Bank Danamon Indonesia Tbk PT                                                  704,663              245,750               0.0%
    Bank Mandiri Persero Tbk PT                                                    681,409              585,231               0.1%
    Bank Negara Indonesia Persero Tbk PT                                           543,120              267,685               0.0%
*   Bank Pan Indonesia Tbk PT                                                    1,316,000              108,891               0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT                           738,500               46,151               0.0%
    Bank Permata Tbk PT                                                              1,500                  184               0.0%
    Bank Rakyat Indonesia Persero Tbk PT                                           901,300              825,948               0.1%
    Bank Tabungan Negara Persero Tbk PT                                          1,670,341              154,847               0.0%
*   Bank Tabungan Pensiunan Nasional Tbk PT                                         54,000               18,907               0.0%
*   Barito Pacific Tbk PT                                                          293,000                6,494               0.0%
*   Bayan Resources Tbk PT                                                          16,000                9,167               0.0%
*   Berlian Laju Tanker Tbk PT                                                     514,666                   --               0.0%
    BISI International Tbk PT                                                      255,500               10,364               0.0%
*   Bumi Resources Minerals Tbk PT                                                 568,500               17,471               0.0%
*   Bumi Resources Tbk PT                                                        1,000,000               11,439               0.0%
    Bumi Serpong Damai PT                                                        1,396,000              185,517               0.0%
    BW Plantation Tbk PT                                                           436,500               19,707               0.0%
*   Central Proteinaprima Tbk PT                                                 4,938,500               20,432               0.0%
    Charoen Pokphand Indonesia Tbk PT                                              659,000              229,183               0.0%
    Ciputra Development Tbk PT                                                   1,210,176              114,762               0.0%
    Ciputra Property Tbk PT                                                        436,800               27,291               0.0%
    Ciputra Surya Tbk PT                                                           205,500               41,235               0.0%
    Citra Marga Nusaphala Persada Tbk PT                                           348,000               90,865               0.0%
*   Darma Henwa Tbk PT                                                           3,062,000               12,669               0.0%
    Elnusa Tbk PT                                                                  903,700               38,719               0.0%
*   Energi Mega Persada Tbk PT                                                   6,952,500               65,221               0.0%
*   Erajaya Swasembada Tbk PT                                                      382,200               32,306               0.0%
*   Exploitasi Energi Indonesia Tbk PT                                           1,212,500               18,466               0.0%
    Express Transindo Utama Tbk PT                                                 502,200               48,436               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
INDONESIA -- (Continued)
    Gajah Tunggal Tbk PT                                                           689,200    $          82,144               0.0%
    Global Mediacom Tbk PT                                                       2,061,500              334,582               0.0%
*   Hanson International Tbk PT                                                    581,000               29,813               0.0%
    Harum Energy Tbk PT                                                            224,000               29,306               0.0%
    Hexindo Adiperkasa Tbk PT                                                       75,000               22,294               0.0%
    Holcim Indonesia Tbk PT                                                        435,500               84,673               0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                                           573,600               54,554               0.0%
    Indo Tambangraya Megah Tbk PT                                                   28,800               50,533               0.0%
    Indocement Tunggal Prakarsa Tbk PT                                             121,500              240,811               0.0%
    Indofood CBP Sukses Makmur Tbk PT                                               19,000               17,375               0.0%
    Indofood Sukses Makmur Tbk PT                                                  675,000              381,265               0.1%
*   Indosat Tbk PT                                                                 176,750               53,617               0.0%
*   Inovisi Infracom Tbk PT                                                          7,778                  335               0.0%
    Intiland Development Tbk PT                                                    575,100               28,323               0.0%
    Japfa Comfeed Indonesia Tbk PT                                               1,747,100              181,600               0.0%
    Jasa Marga Persero Tbk PT                                                      239,500              125,918               0.0%
    Kalbe Farma Tbk PT                                                           2,130,000              300,740               0.0%
    Kawasan Industri Jababeka Tbk PT                                             6,640,185              149,579               0.0%
*   Lippo Cikarang Tbk PT                                                          220,300              155,032               0.0%
    Lippo Karawaci Tbk PT                                                        4,932,250              436,863               0.1%
    Malindo Feedmill Tbk PT                                                         60,500               15,645               0.0%
    Matahari Putra Prima Tbk PT                                                     60,000               15,622               0.0%
    Mayora Indah Tbk PT                                                            124,833              292,066               0.0%
    Medco Energi Internasional Tbk PT                                              325,000              103,510               0.0%
    Media Nusantara Citra Tbk PT                                                   613,000              142,112               0.0%
    Mitra Adiperkasa Tbk PT                                                        300,500              131,932               0.0%
    MNC Investama Tbk PT                                                         4,082,500              113,176               0.0%
    Multipolar Tbk PT                                                              336,600               26,210               0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                                               313,000               23,616               0.0%
    Pakuwon Jati Tbk PT                                                          3,156,500              117,547               0.0%
*   Panin Financial Tbk PT                                                       5,154,600              113,972               0.0%
    Pembangunan Perumahan Persero Tbk PT                                           475,000              103,388               0.0%
    Perusahaan Gas Negara Persero Tbk PT                                           296,800              146,201               0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT                          705,200              113,532               0.0%
    Ramayana Lestari Sentosa Tbk PT                                                834,824               56,057               0.0%
    Resource Alam Indonesia Tbk PT                                                  57,000                5,944               0.0%
    Semen Indonesia Persero Tbk PT                                                 133,500              175,359               0.0%
*   Sentul City Tbk PT                                                           9,187,800               67,757               0.0%
    Summarecon Agung Tbk PT                                                      3,131,000              326,390               0.0%
    Surya Citra Media Tbk PT                                                       205,000               57,383               0.0%
    Surya Semesta Internusa Tbk PT                                               1,153,800               72,504               0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                                     276,400              296,537               0.0%
    Telekomunikasi Indonesia Persero Tbk PT                                         35,000                7,971               0.0%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR                            4,755              215,639               0.0%
*   Tiga Pilar Sejahtera Food Tbk                                                  512,000               92,814               0.0%
    Timah Persero Tbk PT                                                           503,256               51,484               0.0%
*   Tiphone Mobile Indonesia Tbk PT                                                 86,400                6,728               0.0%
    Total Bangun Persada Tbk PT                                                    501,600               37,628               0.0%
    Tower Bersama Infrastructure Tbk PT                                            102,500               75,501               0.0%
*   Trada Maritime Tbk PT                                                          441,000               50,495               0.0%
*   Truba Alam Manunggal Engineering PT                                          2,841,000                1,881               0.0%
    Tunas Baru Lampung Tbk PT                                                      326,500               18,916               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
INDONESIA -- (Continued)
    Tunas Ridean Tbk PT                                                            537,500    $          27,582               0.0%
    Unilever Indonesia Tbk PT                                                       41,600              104,739               0.0%
    United Tractors Tbk PT                                                         188,924              286,974               0.0%
    Vale Indonesia Tbk PT                                                          589,000              184,584               0.0%
*   Visi Media Asia Tbk PT                                                         176,200                6,694               0.0%
    Waskita Karya Persero Tbk PT                                                   802,300               64,412               0.0%
    Wijaya Karya Persero Tbk PT                                                    754,500              178,650               0.0%
    XL Axiata Tbk PT                                                               363,500              166,229               0.0%
                                                                                              -----------------    --------------
TOTAL INDONESIA                                                                                      12,490,588               0.6%
                                                                                              -----------------    --------------
IRELAND -- (0.3%)
*   Bank of Ireland                                                              2,450,883              964,801               0.1%
*   Bank of Ireland Sponsored ADR                                                    1,400               22,386               0.0%
    C&C Group P.L.C.                                                                80,495              358,564               0.0%
    CRH P.L.C.                                                                      32,264              715,727               0.0%
    CRH P.L.C. Sponsored ADR                                                        54,717            1,226,208               0.1%
    Dragon Oil P.L.C.                                                               53,618              463,450               0.0%
    FBD Holdings P.L.C.                                                              6,284              106,289               0.0%
    Glanbia P.L.C.                                                                  25,620              361,915               0.0%
    IFG Group P.L.C.                                                                10,052               19,302               0.0%
    Irish Continental Group P.L.C.                                                   9,166               32,027               0.0%
*   Kenmare Resources P.L.C.                                                        77,286                8,529               0.0%
    Kerry Group P.L.C. Class A                                                      14,315              972,370               0.1%
    Kingspan Group P.L.C.                                                           37,875              592,861               0.0%
    Paddy Power P.L.C.                                                               5,036              367,561               0.0%
    Smurfit Kappa Group P.L.C.                                                      36,429              752,686               0.0%
                                                                                              -----------------    --------------
TOTAL IRELAND                                                                                         6,964,676               0.3%
                                                                                              -----------------    --------------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.                                                 57,148               91,889               0.0%
    Africa Israel Properties, Ltd.                                                   1,753               25,250               0.0%
*   Airport City, Ltd.                                                               6,570               60,082               0.0%
*   AL-ROV Israel, Ltd.                                                              1,607               47,091               0.0%
*   Allot Communications, Ltd.                                                         931               10,539               0.0%
    Amot Investments, Ltd.                                                           8,416               26,599               0.0%
*   AudioCodes, Ltd.                                                                 7,800               36,482               0.0%
*   Azorim-Investment Development & Construction Co., Ltd.                          10,744                8,402               0.0%
    Azrieli Group                                                                    9,944              321,419               0.0%
    Bank Hapoalim BM                                                               170,549              877,962               0.1%
*   Bank Leumi Le-Israel BM                                                        194,699              695,776               0.1%
    Bayside Land Corp.                                                                 197               52,487               0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.                                265,698              454,111               0.1%
    Blue Square Real Estate, Ltd.                                                      229                7,717               0.0%
    Cellcom Israel, Ltd.                                                             5,783               58,524               0.0%
*   Ceragon Networks, Ltd.                                                           2,962                4,453               0.0%
*   Clal Biotechnology Industries, Ltd.                                             14,222               14,814               0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                                        5,758               91,480               0.0%
*   Compugen, Ltd.                                                                   2,287               17,081               0.0%
    Delek Automotive Systems, Ltd.                                                   7,070               70,681               0.0%
    Delek Group, Ltd.                                                                  760              262,694               0.0%
    Delta-Galil Industries, Ltd.                                                     1,916               50,781               0.0%
    Direct Insurance Financial Investments, Ltd.                                     1,475                9,499               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
ISRAEL -- (Continued)
    Elbit Systems, Ltd.(M3760D101)                                                   1,600    $          96,992               0.0%
    Elbit Systems, Ltd.(6308913)                                                     2,679              162,950               0.0%
    Electra, Ltd.                                                                      470               60,427               0.0%
    Elron Electronic Industries, Ltd.                                                1,546                7,005               0.0%
*   Equital, Ltd.                                                                      537                9,720               0.0%
*   Evogene, Ltd.                                                                      952               10,856               0.0%
*   EZchip Semiconductor, Ltd.(M4146Y108)                                            1,887               40,061               0.0%
*   EZchip Semiconductor, Ltd.(6554998)                                                586               12,106               0.0%
    First International Bank Of Israel, Ltd.                                         8,214              115,682               0.0%
    Formula Systems 1985, Ltd.                                                       2,553               64,246               0.0%
    Fox Wizel, Ltd.                                                                    752               17,540               0.0%
    Frutarom Industries, Ltd.                                                        8,502              215,142               0.0%
*   Hadera Paper, Ltd.                                                                 279                9,328               0.0%
    Harel Insurance Investments & Financial Services, Ltd.                          36,266              183,178               0.0%
    Industrial Buildings Corp., Ltd.                                                 9,822               16,142               0.0%
    Israel Chemicals, Ltd.                                                          20,052              135,188               0.0%
*   Israel Discount Bank, Ltd. Class A                                             205,024              330,666               0.0%
    Ituran Location and Control, Ltd.                                                3,383               68,935               0.0%
*   Jerusalem Oil Exploration                                                        4,473              180,315               0.0%
*   Kamada, Ltd.                                                                     1,185                4,919               0.0%
    Matrix IT, Ltd.                                                                 14,912               77,000               0.0%
*   Mazor Robotics, Ltd.                                                             3,869               22,400               0.0%
    Meitav DS Investments, Ltd.                                                      1,297                4,413               0.0%
    Melisron, Ltd.                                                                   3,598               96,213               0.0%
    Menorah Mivtachim Holdings, Ltd.                                                 8,207               88,457               0.0%
    Migdal Insurance & Financial Holding, Ltd.                                      83,970              114,646               0.0%
    Mivtach Shamir Holdings, Ltd.                                                    1,032               29,021               0.0%
*   Mizrahi Tefahot Bank, Ltd.                                                      35,717              395,388               0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                                             6,735               44,948               0.0%
    Neto ME Holdings, Ltd.                                                             124                6,006               0.0%
    NICE Systems, Ltd. Sponsored ADR                                                 4,616              187,779               0.0%
*   Nitsba Holdings 1995, Ltd.                                                       7,987              117,188               0.0%
*   Nova Measuring Instruments, Ltd.                                                 2,874               28,619               0.0%
*   Oil Refineries, Ltd.                                                           234,905               76,676               0.0%
    Ormat Industries                                                                23,661              162,829               0.0%
    Osem Investments, Ltd.                                                           3,812               73,326               0.0%
*   Partner Communications Co., Ltd.                                                 9,556               63,933               0.0%
*   Partner Communications Co., Ltd. ADR                                             1,600               10,416               0.0%
    Paz Oil Co., Ltd.                                                                  203               28,691               0.0%
    Phoenix Holdings, Ltd. (The)                                                    20,145               59,051               0.0%
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.                             1,225               55,424               0.0%
*   Sapiens International Corp. NV                                                   1,540               11,593               0.0%
    Shikun & Binui, Ltd.                                                            45,430              104,903               0.0%
    Shufersal, Ltd.                                                                  7,747               19,154               0.0%
    Strauss Group, Ltd.                                                              4,340               70,556               0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR                              67,449            3,808,845               0.2%
*   Tower Semiconductor, Ltd.                                                        4,323               43,294               0.0%
*   Union Bank of Israel                                                             4,714               18,130               0.0%
                                                                                              -----------------    --------------
TOTAL ISRAEL                                                                                         10,856,110               0.5%
                                                                                              -----------------    --------------
ITALY -- (1.9%)
*   A.S. Roma SpA                                                                   14,995               11,867               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
ITALY -- (Continued)
    A2A SpA                                                                        250,642    $         251,325               0.0%
    ACEA SpA                                                                        11,829              144,725               0.0%
    Aeroporto di Venezia Marco Polo SpA - SAVE                                       1,854               29,869               0.0%
    Alerion Cleanpower SpA                                                           2,913               10,091               0.0%
    Amplifon SpA                                                                    20,340              119,080               0.0%
    Ansaldo STS SpA                                                                 24,656              283,238               0.0%
*   Arnoldo Mondadori Editore SpA                                                   30,438               25,102               0.0%
    Ascopiave SpA                                                                   15,279               35,801               0.0%
    Assicurazioni Generali SpA                                                      70,772            1,452,272               0.1%
    Astaldi SpA                                                                     22,586              158,003               0.0%
    Atlantia SpA                                                                    27,083              639,614               0.1%
*   Autogrill SpA                                                                   24,680              167,267               0.0%
    Azimut Holding SpA                                                              17,346              406,002               0.0%
#*  Banca Carige SpA                                                             1,031,211               86,547               0.0%
    Banca Generali SpA                                                              11,534              306,029               0.0%
    Banca IFIS SpA                                                                   3,666               64,566               0.0%
*   Banca Monte dei Paschi di Siena SpA                                            550,194              420,960               0.0%
*   Banca Popolare dell'Emilia Romagna SC                                          142,710            1,088,976               0.1%
*   Banca Popolare dell'Etruria e del Lazio                                         52,566               33,195               0.0%
*   Banca Popolare di Milano Scarl                                               1,337,864            1,008,379               0.1%
    Banca Popolare di Sondrio SCARL                                                 75,583              303,349               0.0%
    Banca Profilo SpA                                                               61,003               24,910               0.0%
    Banco di Desio e della Brianza SpA                                              12,951               40,848               0.0%
*   Banco Popolare SC                                                               89,940            1,306,493               0.1%
*   BasicNet SpA                                                                     9,483               27,814               0.0%
    Biesse SpA                                                                       3,608               34,672               0.0%
    Brembo SpA                                                                       7,759              257,299               0.0%
*   Brioschi Sviluppo Immobiliare SpA                                              129,433               14,951               0.0%
    Buzzi Unicem SpA                                                                26,107              353,252               0.0%
    Cairo Communication SpA                                                          1,454                9,774               0.0%
    Cementir Holding SpA                                                            16,325               98,090               0.0%
*   CIR-Compagnie Industriali Riunite SpA                                          107,683              108,000               0.0%
    CNH Industrial NV                                                               43,974              358,845               0.0%
    Credito Emiliano SpA                                                            19,642              151,354               0.0%
*   Credito Valtellinese SC                                                        395,038              409,050               0.0%
    Danieli & C Officine Meccaniche SpA                                              4,275               99,745               0.0%
    Datalogic SpA                                                                    3,555               40,936               0.0%
    Davide Campari-Milano SpA                                                       36,106              259,659               0.0%
    De' Longhi                                                                       9,056              177,233               0.0%
    DiaSorin SpA                                                                     4,723              182,202               0.0%
#*  Ei Towers SpA                                                                    2,096              105,108               0.0%
    Enel Green Power SpA                                                           144,312              354,758               0.0%
    Enel SpA                                                                       141,069              720,851               0.1%
    Engineering SpA                                                                  1,316               63,646               0.0%
    Eni SpA                                                                        137,838            2,936,624               0.2%
    Eni SpA Sponsored ADR                                                           35,048            1,489,540               0.1%
    ERG SpA                                                                         24,058              275,865               0.0%
    Esprinet SpA                                                                     6,596               54,509               0.0%
*   Eurotech SpA                                                                    11,463               22,307               0.0%
    Falck Renewables SpA                                                            39,924               50,605               0.0%
*   Finmeccanica SpA                                                               111,165            1,004,532               0.1%
    FNM SpA                                                                         37,047               26,830               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
ITALY -- (Continued)
*   Geox SpA                                                                        12,742    $          38,999               0.0%
*   Gruppo Editoriale L'Espresso SpA                                                43,562               46,615               0.0%
    GTECH SpA                                                                       13,722              319,818               0.0%
    Hera SpA                                                                       119,030              313,464               0.0%
*   IMMSI SpA                                                                       84,673               52,072               0.0%
*   Indesit Co. SpA                                                                 11,542              158,756               0.0%
    Industria Macchine Automatiche SpA                                               3,521              138,048               0.0%
*   Intek Group SpA                                                                131,121               56,535               0.0%
    Interpump Group SpA                                                             17,064              222,538               0.0%
    Intesa Sanpaolo SpA                                                            823,245            2,420,142               0.1%
    Intesa Sanpaolo SpA Sponsored ADR                                                  200                3,512               0.0%
    Iren SpA                                                                       108,074              130,687               0.0%
    Italcementi SpA                                                                 42,024              240,679               0.0%
    Italmobiliare SpA                                                                2,248               53,449               0.0%
*   Juventus Football Club SpA                                                     149,340               41,379               0.0%
    La Doria SpA                                                                     4,431               34,140               0.0%
*   Landi Renzo SpA                                                                  9,013               11,185               0.0%
    Luxottica Group SpA                                                              8,362              426,526               0.0%
    Luxottica Group SpA Sponsored ADR                                                2,300              116,840               0.0%
*   Maire Tecnimont SpA                                                             24,395               52,044               0.0%
    MARR SpA                                                                         4,985               79,495               0.0%
*   Mediaset SpA                                                                   170,153              569,996               0.1%
*   Mediobanca SpA                                                                 122,983            1,085,466               0.1%
    Mediolanum SpA                                                                  36,154              243,754               0.0%
    Nice SpA                                                                         2,500                8,512               0.0%
    Parmalat SpA                                                                   130,412              392,060               0.0%
*   Piaggio & C SpA                                                                 31,537               88,187               0.0%
    Pirelli & C. SpA                                                                31,874              427,422               0.0%
*   Prima Industrie SpA                                                              1,431               23,183               0.0%
    Prysmian SpA                                                                    45,328              785,587               0.1%
*   RCS MediaGroup SpA                                                               1,319                1,391               0.0%
    Recordati SpA                                                                   19,414              335,914               0.0%
    Reply SpA                                                                          882               65,084               0.0%
    Sabaf SpA                                                                        1,349               21,832               0.0%
*   Safilo Group SpA                                                                 8,987              121,851               0.0%
*   Saipem SpA                                                                      20,480              320,613               0.0%
*   Salini Impregilo SpA                                                             6,331               17,495               0.0%
*   Saras SpA                                                                       63,330               64,638               0.0%
*   Snai SpA                                                                         8,960               14,035               0.0%
    Snam SpA                                                                        86,181              466,022               0.0%
#   Societa Cattolica di Assicurazioni SCRL                                          9,954              154,167               0.0%
    Societa Iniziative Autostradali e Servizi SpA                                   21,682              217,248               0.0%
*   Sogefi SpA                                                                      11,540               30,037               0.0%
    SOL SpA                                                                         12,587              100,831               0.0%
*   Sorin SpA                                                                       62,558              139,975               0.0%
*   Telecom Italia Media SpA                                                         2,513                2,992               0.0%
*   Telecom Italia SpA                                                           1,477,961            1,674,946               0.1%
*   Telecom Italia SpA Sponsored ADR                                                48,868              552,208               0.0%
    Tenaris SA ADR                                                                   8,006              317,358               0.0%
    Terna Rete Elettrica Nazionale SpA                                             161,390              813,679               0.1%
*   Tiscali SpA                                                                    208,539               11,043               0.0%
    Tod's SpA                                                                          719               66,336               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
ITALY -- (Continued)
#   Trevi Finanziaria Industriale SpA                                               17,871    $          64,264               0.0%
    UniCredit SpA                                                                  300,210            2,174,337               0.1%
    Unione di Banche Italiane SCPA                                                 221,791            1,741,834               0.1%
    Unipol Gruppo Finanziario SpA                                                   81,557              394,535               0.0%
    UnipolSai SpA                                                                  214,019              575,442               0.1%
    Vianini Lavori SpA                                                               1,500                9,091               0.0%
    Vittoria Assicurazioni SpA                                                       8,898               98,121               0.0%
*   World Duty Free SpA                                                             12,689              107,740               0.0%
*   Yoox SpA                                                                         5,058               93,521               0.0%
    Zignago Vetro SpA                                                                5,465               37,651               0.0%
                                                                                              -----------------    --------------
TOTAL ITALY                                                                                          37,493,880               1.9%
                                                                                              -----------------    --------------
JAPAN -- (15.5%)
    77 Bank, Ltd. (The)                                                            102,000              569,446               0.1%
    A&D Co., Ltd.                                                                    5,400               25,521               0.0%
    ABC-Mart, Inc.                                                                   3,400              196,046               0.0%
    Accordia Golf Co., Ltd.                                                         26,100              274,999               0.0%
    Achilles Corp.                                                                  43,000               59,072               0.0%
    Adastria Holdings Co., Ltd.                                                      6,440              143,255               0.0%
    ADEKA Corp.                                                                     29,900              385,959               0.0%
    Aderans Co., Ltd.                                                                7,900               94,043               0.0%
    Advan Co., Ltd.                                                                  3,500               38,128               0.0%
    Advantest Corp.                                                                  7,800               90,953               0.0%
    Advantest Corp. ADR                                                              3,900               45,669               0.0%
    Aeon Co., Ltd.                                                                 166,300            1,645,511               0.1%
    Aeon Delight Co., Ltd.                                                           5,400              131,917               0.0%
    Aeon Fantasy Co., Ltd.                                                           3,700               48,041               0.0%
    Aeon Mall Co., Ltd.                                                              1,980               36,344               0.0%
    Agrex, Inc.                                                                        600                7,373               0.0%
    Ahresty Corp.                                                                    5,200               29,164               0.0%
    Ai Holdings Corp.                                                                8,200              162,251               0.0%
    Aica Kogyo Co., Ltd.                                                             9,000              186,292               0.0%
    Aichi Bank, Ltd. (The)                                                           2,400              117,853               0.0%
    Aichi Corp.                                                                      8,300               40,870               0.0%
    Aichi Steel Corp.                                                               47,000              169,036               0.0%
    Aichi Tokei Denki Co., Ltd.                                                      7,000               20,098               0.0%
    Aida Engineering, Ltd.                                                          17,000              165,207               0.0%
    Ain Pharmaciez, Inc.                                                             8,800              238,394               0.0%
    Air Water, Inc.                                                                 30,000              478,209               0.0%
    Airport Facilities Co., Ltd.                                                    10,300               70,445               0.0%
    Aisan Industry Co., Ltd.                                                        10,600               84,998               0.0%
    Aisin Seiki Co., Ltd.                                                           37,400            1,245,748               0.1%
    Ajinomoto Co., Inc.                                                             66,000            1,246,122               0.1%
    Akebono Brake Industry Co., Ltd.                                                27,200              106,023               0.0%
    Akita Bank, Ltd. (The)                                                          47,000              133,572               0.0%
    Alconix Corp.                                                                    4,200               55,653               0.0%
    Alfresa Holdings Corp.                                                          19,600              248,722               0.0%
    Alinco, Inc.                                                                     5,400               55,169               0.0%
    Allied Telesis Holdings K.K.                                                    38,200               29,445               0.0%
    Alpen Co., Ltd.                                                                  4,500               69,459               0.0%
    Alpine Electronics, Inc.                                                        15,000              256,042               0.0%
    Alps Electric Co., Ltd.                                                         45,300              771,059               0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Alps Logistics Co., Ltd.                                                         2,200    $          24,680               0.0%
    Altech Corp.                                                                       300                3,373               0.0%
    Amada Co., Ltd.                                                                 87,000              759,817               0.1%
    Amano Corp.                                                                     18,800              203,765               0.0%
    Amiyaki Tei Co., Ltd.                                                            1,300               46,435               0.0%
    ANA Holdings, Inc.                                                              51,000              118,252               0.0%
    Anest Iwata Corp.                                                                5,000               36,375               0.0%
    Anritsu Corp.                                                                   43,300              335,244               0.0%
    AOKI Holdings, Inc.                                                             12,200              136,839               0.0%
    Aomori Bank, Ltd. (The)                                                         51,000              152,174               0.0%
    Aoyama Trading Co., Ltd.                                                         8,600              204,551               0.0%
    Aozora Bank, Ltd.                                                               85,000              298,767               0.0%
    Arakawa Chemical Industries, Ltd.                                                3,900               39,945               0.0%
    Arata Corp.                                                                      3,000                8,969               0.0%
    Arcland Sakamoto Co., Ltd.                                                       5,400              120,383               0.0%
    Arcs Co., Ltd.                                                                   7,500              165,287               0.0%
    Ariake Japan Co., Ltd.                                                           3,200               72,126               0.0%
    Arisawa Manufacturing Co., Ltd.                                                  7,400               54,284               0.0%
*   Arrk Corp.                                                                      13,300               18,866               0.0%
    Artnature, Inc.                                                                  4,200               56,799               0.0%
    As One Corp.                                                                     4,200              120,023               0.0%
    Asahi Co., Ltd.                                                                  4,100               45,587               0.0%
    Asahi Diamond Industrial Co., Ltd.                                              14,400              174,737               0.0%
    Asahi Glass Co., Ltd.                                                          155,000              806,726               0.1%
    Asahi Group Holdings, Ltd.                                                      12,200              378,430               0.0%
    Asahi Holdings, Inc.                                                             5,700               94,889               0.0%
    Asahi Intecc Co., Ltd.                                                           2,300              105,407               0.0%
    Asahi Kasei Corp.                                                              180,000            1,477,118               0.1%
    Asahi Kogyosha Co., Ltd.                                                         6,000               21,106               0.0%
    Asahi Organic Chemicals Industry Co., Ltd.                                      15,000               34,984               0.0%
*   Asanuma Corp.                                                                    9,000               14,175               0.0%
    Asatsu-DK, Inc.                                                                 11,100              280,126               0.0%
    Asax Co., Ltd.                                                                     100                1,207               0.0%
*   Ashimori Industry Co., Ltd.                                                      8,000               14,095               0.0%
*   Asia Growth Capital, Ltd.                                                        7,700               10,725               0.0%
    Asics Corp.                                                                      5,000              117,085               0.0%
    ASKA Pharmaceutical Co., Ltd.                                                    6,000               66,210               0.0%
    ASKUL Corp.                                                                      2,300               47,795               0.0%
    Astellas Pharma, Inc.                                                           28,000              434,574               0.0%
    Asunaro Aoki Construction Co., Ltd.                                              2,000               14,129               0.0%
    Atom Corp.                                                                       3,700               20,220               0.0%
    Autobacs Seven Co., Ltd.                                                        15,900              233,250               0.0%
    Avex Group Holdings, Inc.                                                       13,200              196,066               0.0%
    Awa Bank, Ltd. (The)                                                            32,000              191,892               0.0%
    Axell Corp.                                                                      2,500               34,318               0.0%
    Axial Retailing, Inc.                                                            2,200               44,313               0.0%
    Azbil Corp.                                                                     12,500              301,443               0.0%
    Bandai Namco Holdings, Inc.                                                     18,800              466,574               0.0%
    Bando Chemical Industries, Ltd.                                                 25,000               99,249               0.0%
    Bank of Iwate, Ltd. (The)                                                        3,200              146,450               0.0%
    Bank of Kyoto, Ltd. (The)                                                       61,000              528,598               0.1%
    Bank of Nagoya, Ltd. (The)                                                      48,000              194,326               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Bank of Okinawa, Ltd. (The)                                                      4,400    $         192,751               0.0%
    Bank of Saga, Ltd. (The)                                                        33,000               76,315               0.0%
    Bank of the Ryukyus, Ltd.                                                       14,000              226,090               0.0%
    Bank of Yokohama, Ltd. (The)                                                   136,000              785,977               0.1%
    Belc Co., Ltd.                                                                   3,600               99,441               0.0%
    Belluna Co., Ltd.                                                               13,600               60,818               0.0%
    Benefit One, Inc.                                                                1,600               14,227               0.0%
    Benesse Holdings, Inc.                                                           6,400              201,947               0.0%
    Best Denki Co., Ltd.                                                            13,000               15,796               0.0%
    Bic Camera, Inc.                                                                24,400              213,934               0.0%
    Biofermin Pharmaceutical Co., Ltd.                                               1,100               28,755               0.0%
    Bit-isle, Inc.                                                                   7,600               32,496               0.0%
    BML, Inc.                                                                        3,600              107,499               0.0%
    Bookoff Corp.                                                                    3,500               26,291               0.0%
    Bridgestone Corp.                                                               31,000            1,035,950               0.1%
    Broadleaf Co., Ltd.                                                                700               11,064               0.0%
    BRONCO BILLY Co., Ltd.                                                             400               11,030               0.0%
    Brother Industries, Ltd.                                                        37,600              669,451               0.1%
    Bunka Shutter Co., Ltd.                                                         20,000              172,981               0.0%
    C Uyemura & Co., Ltd.                                                              600               28,537               0.0%
    Calbee, Inc.                                                                     7,900              276,692               0.0%
    Calsonic Kansei Corp.                                                           53,000              293,432               0.0%
    Can Do Co., Ltd.                                                                 1,100               16,219               0.0%
    Canon Electronics, Inc.                                                          5,300               96,791               0.0%
    Canon Marketing Japan, Inc.                                                     14,100              288,263               0.0%
    Canon, Inc.                                                                     39,900            1,224,138               0.1%
    Canon, Inc. Sponsored ADR                                                        9,399              291,557               0.0%
    Capcom Co., Ltd.                                                                13,800              214,415               0.0%
    Carlit Holdings Co., Ltd.                                                          700                3,669               0.0%
    Casio Computer Co., Ltd.                                                        26,000              414,584               0.0%
    Cawachi, Ltd.                                                                    5,200               80,849               0.0%
    Central Glass Co., Ltd.                                                         64,000              209,226               0.0%
    Central Japan Railway Co.                                                        3,400              507,106               0.1%
    Central Sports Co., Ltd.                                                         2,500               39,736               0.0%
    Century Tokyo Leasing Corp.                                                     13,600              356,142               0.0%
    Chiba Bank, Ltd. (The)                                                          96,000              681,888               0.1%
    Chiba Kogyo Bank, Ltd. (The)                                                    13,800               97,294               0.0%
    Chino Corp.                                                                      1,000               11,018               0.0%
    Chiyoda Co., Ltd.                                                                7,200              142,458               0.0%
    Chiyoda Integre Co., Ltd.                                                        5,200               89,651               0.0%
    Chodai Co., Ltd.                                                                   600                4,594               0.0%
    Chori Co., Ltd.                                                                  3,500               51,445               0.0%
*   Chubu Electric Power Co., Inc.                                                  32,100              385,186               0.0%
    Chubu Shiryo Co., Ltd.                                                           6,000               36,595               0.0%
    Chuetsu Pulp & Paper Co., Ltd.                                                  20,000               32,406               0.0%
    Chugai Pharmaceutical Co., Ltd.                                                  2,800               87,536               0.0%
    Chugai Ro Co., Ltd.                                                             14,000               27,784               0.0%
    Chugoku Bank, Ltd. (The)                                                        40,300              595,656               0.1%
    Chugoku Electric Power Co., Inc. (The)                                          15,000              197,817               0.0%
    Chugoku Marine Paints, Ltd.                                                     23,000              181,763               0.0%
    Chukyo Bank, Ltd. (The)                                                         26,000               47,873               0.0%
    Chuo Spring Co., Ltd.                                                            4,000               11,783               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Citizen Holdings Co., Ltd.                                                      67,700    $         444,744               0.0%
    CKD Corp.                                                                       19,600              171,947               0.0%
#*  Clarion Co., Ltd.                                                               73,000              240,233               0.0%
    Cleanup Corp.                                                                    9,600               84,318               0.0%
    CMIC Holdings Co., Ltd.                                                          3,700               56,384               0.0%
*   CMK Corp.                                                                       11,500               28,692               0.0%
    Coca-Cola East Japan Co., Ltd.                                                   9,418              169,459               0.0%
    Coca-Cola West Co., Ltd.                                                        18,300              261,238               0.0%
    Cocokara fine, Inc.                                                              4,300              104,530               0.0%
    Colowide Co., Ltd.                                                              11,100              133,007               0.0%
    Computer Engineering & Consulting, Ltd.                                          6,400               60,423               0.0%
    COMSYS Holdings Corp.                                                           23,600              421,321               0.0%
    CONEXIO Corp.                                                                    6,300               68,131               0.0%
    COOKPAD, Inc.                                                                    2,900               94,649               0.0%
    Corona Corp.                                                                     1,700               17,696               0.0%
    Cosmo Oil Co., Ltd.                                                            205,000              319,428               0.0%
*   Cosmos Initia Co., Ltd.                                                          2,200                9,077               0.0%
    Cosmos Pharmaceutical Corp.                                                        900              128,681               0.0%
    Create SD Holdings Co., Ltd.                                                     3,000              108,110               0.0%
    Credit Saison Co., Ltd.                                                         18,300              386,319               0.0%
    CROOZ, Inc.                                                                      1,200               22,007               0.0%
    CTI Engineering Co., Ltd.                                                          500                7,938               0.0%
    DA Consortium, Inc.                                                              5,100               21,217               0.0%
    Dai Nippon Printing Co., Ltd.                                                   64,000              630,835               0.1%
    Dai Nippon Toryo Co., Ltd.                                                      43,000               60,371               0.0%
    Dai-Dan Co., Ltd.                                                                9,000               50,942               0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)                                         52,100              788,466               0.1%
    Dai-ichi Seiko Co., Ltd.                                                         3,500               66,287               0.0%
    Daibiru Corp.                                                                   15,600              175,726               0.0%
    Daicel Corp.                                                                    75,000              864,560               0.1%
    Daido Kogyo Co., Ltd.                                                           11,553               28,112               0.0%
    Daido Metal Co., Ltd.                                                           14,000              164,495               0.0%
    Daido Steel Co., Ltd.                                                           68,000              260,865               0.0%
    Daidoh, Ltd.                                                                     4,000               18,293               0.0%
*   Daiei, Inc. (The)                                                               87,000               99,039               0.0%
    Daifuku Co., Ltd.                                                               21,000              243,223               0.0%
    Daihatsu Diesel Manufacturing Co., Ltd.                                          3,000               24,650               0.0%
    Daihatsu Motor Co., Ltd.                                                        35,600              505,269               0.1%
    Daihen Corp.                                                                    31,000              109,757               0.0%
    Daiho Corp.                                                                      8,000               37,209               0.0%
    Daiichi Jitsugyo Co., Ltd.                                                      12,000               61,699               0.0%
    Daiichi Sankyo Co., Ltd.                                                        37,900              570,085               0.1%
    Daiichikosho Co., Ltd.                                                          11,000              277,601               0.0%
    Daiken Corp.                                                                    20,000               45,010               0.0%
    Daiken Medical Co., Ltd.                                                           600               11,543               0.0%
    Daiki Aluminium Industry Co., Ltd.                                              10,000               27,765               0.0%
    Daikin Industries, Ltd.                                                          7,000              437,557               0.0%
    Daikoku Denki Co., Ltd.                                                          2,100               34,561               0.0%
    Daikokutenbussan Co., Ltd.                                                       1,800               52,376               0.0%
    Daikyo, Inc.                                                                    81,000              152,279               0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.                         18,000               97,632               0.0%
    Daio Paper Corp.                                                                30,000              257,806               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Daisan Bank, Ltd. (The)                                                         34,000    $          54,180               0.0%
    Daiseki Co., Ltd.                                                                9,100              159,349               0.0%
    Daishi Bank, Ltd. (The)                                                         94,000              332,634               0.0%
    Daishinku Corp.                                                                 13,000               40,557               0.0%
    Daiso Co., Ltd.                                                                 15,000               48,922               0.0%
    Daisyo Corp.                                                                     2,500               30,208               0.0%
    Daito Pharmaceutical Co., Ltd.                                                   3,800               68,369               0.0%
    Daito Trust Construction Co., Ltd.                                               4,700              585,624               0.1%
    Daiwa House Industry Co., Ltd.                                                  46,000              870,301               0.1%
    Daiwa Securities Group, Inc.                                                   212,000            1,675,427               0.1%
    Daiwabo Holdings Co., Ltd.                                                      55,000              100,323               0.0%
    DC Co., Ltd.                                                                     3,800               17,560               0.0%
    DCM Holdings Co., Ltd.                                                          29,700              198,970               0.0%
    Dena Co., Ltd.                                                                  23,900              308,839               0.0%
    Denki Kagaku Kogyo K.K.                                                        164,000              535,705               0.1%
    Denso Corp.                                                                     16,200              742,504               0.1%
    Dentsu, Inc.                                                                     7,700              286,282               0.0%
    Denyo Co., Ltd.                                                                  5,400               71,601               0.0%
    Descente, Ltd.                                                                  11,000              102,823               0.0%
    DIC Corp.                                                                      211,000              432,442               0.0%
    Disco Corp.                                                                      2,700              184,300               0.0%
    DKS Co., Ltd.                                                                    6,000               22,545               0.0%
    DMG Mori Seiki Co., Ltd.                                                        23,000              270,884               0.0%
    Don Quijote Holdings Co., Ltd.                                                   3,200              191,731               0.0%
    Doshisha Co., Ltd.                                                               6,000               99,222               0.0%
    Doutor Nichires Holdings Co., Ltd.                                               6,300               93,853               0.0%
    Dowa Holdings Co., Ltd.                                                         41,000              345,245               0.0%
    Dr Ci:Labo Co., Ltd.                                                             2,400               76,234               0.0%
    DTS Corp.                                                                        5,100              104,924               0.0%
    Dunlop Sports Co., Ltd.                                                          3,300               38,641               0.0%
    Eagle Industry Co., Ltd.                                                         6,900              132,346               0.0%
    East Japan Railway Co.                                                           8,000              624,826               0.1%
    Ebara Corp.                                                                     85,000              467,028               0.0%
    EDION Corp.                                                                     26,100              186,216               0.0%
    Ehime Bank, Ltd. (The)                                                           9,000               19,922               0.0%
    Eidai Co., Ltd.                                                                  7,000               28,604               0.0%
    Eighteenth Bank, Ltd. (The)                                                     44,000              124,647               0.0%
    Eiken Chemical Co., Ltd.                                                         6,200              108,207               0.0%
    Eisai Co., Ltd.                                                                  4,200              164,259               0.0%
    Eizo Corp.                                                                       5,800              106,041               0.0%
    Elecom Co., Ltd.                                                                 3,700               79,481               0.0%
    Electric Power Development Co., Ltd.                                             4,600              160,867               0.0%
    Elematec Corp.                                                                   1,652               35,525               0.0%
    Emori Group Holdings Co., Ltd.                                                   2,500               25,512               0.0%
    en-japan, Inc.                                                                   2,800               49,363               0.0%
    Endo Lighting Corp.                                                              3,500               39,479               0.0%
    Enplas Corp.                                                                     3,500              132,386               0.0%
*   Enshu, Ltd.                                                                      3,000                3,267               0.0%
    EPS Corp.                                                                        3,600               42,550               0.0%
    Excel Co., Ltd.                                                                  1,900               23,778               0.0%
    Exedy Corp.                                                                     11,600              293,217               0.0%
    Ezaki Glico Co., Ltd.                                                            9,500              307,528               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    F-Tech, Inc.                                                                     1,300    $          14,075               0.0%
    F@N Communications, Inc.                                                         4,600               40,172               0.0%
    Faith, Inc.                                                                        360                3,302               0.0%
    FALCO HOLDINGS Co., Ltd.                                                           500                5,524               0.0%
    FamilyMart Co., Ltd.                                                             4,200              168,642               0.0%
    Fancl Corp.                                                                     11,500              157,751               0.0%
    FANUC Corp.                                                                      2,000              352,472               0.0%
    Fast Retailing Co., Ltd.                                                         1,500              557,636               0.1%
    FCC Co., Ltd.                                                                   11,500              195,716               0.0%
#*  FDK Corp.                                                                       21,000               27,856               0.0%
*   Feed One Holdings Co., Ltd.                                                     37,880               36,421               0.0%
    Ferrotec Corp.                                                                  13,000               70,868               0.0%
    Fields Corp.                                                                     6,700               87,727               0.0%
    Financial Products Group Co., Ltd.                                               2,800               28,830               0.0%
    Foster Electric Co., Ltd.                                                        5,300               83,966               0.0%
    FP Corp.                                                                         6,400              184,454               0.0%
    France Bed Holdings Co., Ltd.                                                   27,000               44,533               0.0%
    Fudo Tetra Corp.                                                                19,500               47,830               0.0%
    Fuji Co., Ltd.                                                                   4,100               80,701               0.0%
    Fuji Corp., Ltd.                                                                 4,000               22,744               0.0%
    Fuji Electric Co., Ltd.                                                        120,000              527,216               0.1%
    Fuji Furukawa Engineering & Construction Co., Ltd.                               1,000                2,483               0.0%
    Fuji Heavy Industries, Ltd.                                                     56,200            1,870,513               0.1%
    Fuji Kiko Co., Ltd.                                                              4,000               19,919               0.0%
    Fuji Kyuko Co., Ltd.                                                             9,000               93,524               0.0%
    Fuji Media Holdings, Inc.                                                        6,200               85,546               0.0%
    Fuji Oil Co., Ltd.(6581361)                                                     10,500               31,796               0.0%
    Fuji Oil Co., Ltd.(6356848)                                                     16,300              258,858               0.0%
    Fuji Pharma Co., Ltd.                                                            3,100               57,431               0.0%
    Fuji Seal International, Inc.                                                    7,000              211,005               0.0%
    Fuji Soft, Inc.                                                                  7,200              178,242               0.0%
    Fujibo Holdings, Inc.                                                           23,000               63,748               0.0%
    Fujicco Co., Ltd.                                                                6,000               89,515               0.0%
    FUJIFILM Holdings Corp.                                                         28,600              960,062               0.1%
    Fujikura Kasei Co., Ltd.                                                         5,300               27,431               0.0%
    Fujikura Rubber, Ltd.                                                            1,200                8,656               0.0%
    Fujikura, Ltd.                                                                 114,000              478,869               0.0%
    Fujimi, Inc.                                                                     4,600               63,208               0.0%
    Fujimori Kogyo Co., Ltd.                                                         4,500              124,250               0.0%
*   Fujisash Co., Ltd.                                                              19,900               28,006               0.0%
    Fujita Kanko, Inc.                                                              11,000               38,656               0.0%
    Fujitec Co., Ltd.                                                               17,000              169,725               0.0%
    Fujitsu Frontech, Ltd.                                                           5,600               76,618               0.0%
    Fujitsu General, Ltd.                                                           12,000              150,221               0.0%
    Fujitsu, Ltd.                                                                  186,500            1,133,820               0.1%
    FuKoKu Co., Ltd.                                                                 1,400               15,507               0.0%
    Fukuda Corp.                                                                     3,000               31,589               0.0%
    Fukui Bank, Ltd. (The)                                                          53,000              126,997               0.0%
    Fukuoka Financial Group, Inc.                                                   99,400              508,635               0.1%
    Fukushima Industries Corp.                                                       2,700               53,059               0.0%
    Fukuyama Transporting Co., Ltd.                                                 48,000              240,888               0.0%
    Funai Soken Holdings, Inc.                                                       3,700               32,629               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Furukawa Battery Co., Ltd. (The)                                                 3,000    $          25,121               0.0%
    Furukawa Co., Ltd.                                                              73,000              143,474               0.0%
    Furukawa Electric Co., Ltd.                                                    224,000              395,338               0.0%
    Furuno Electric Co., Ltd.                                                        5,900               48,453               0.0%
    Furuya Metal Co., Ltd.                                                             100                2,374               0.0%
    Fuso Pharmaceutical Industries, Ltd.                                            14,000               41,193               0.0%
    Futaba Industrial Co., Ltd.                                                     16,700               93,111               0.0%
    Future Architect, Inc.                                                           8,300               47,470               0.0%
    Fuyo General Lease Co., Ltd.                                                     3,100              122,392               0.0%
    G-Tekt Corp.                                                                     4,200               41,892               0.0%
    Gakken Holdings Co., Ltd.                                                       21,000               47,675               0.0%
    GCA Savvian Corp.                                                                5,700               61,229               0.0%
    Gecoss Corp.                                                                     3,400               56,385               0.0%
    Geo Holdings Corp.                                                              12,700              112,141               0.0%
    GLOBERIDE, Inc.                                                                 28,000               37,946               0.0%
    Glory, Ltd.                                                                     15,800              407,158               0.0%
    GMO internet, Inc.                                                              16,400              137,702               0.0%
    GMO Payment Gateway, Inc.                                                        3,800               78,548               0.0%
    Godo Steel, Ltd.                                                                32,000               44,430               0.0%
    Goldcrest Co., Ltd.                                                              6,610              119,587               0.0%
    Goldwin, Inc.                                                                   13,000               73,052               0.0%
    Gourmet Kineya Co., Ltd.                                                         3,000               23,566               0.0%
    Gree, Inc.                                                                      23,100              165,433               0.0%
    GS Yuasa Corp.                                                                  63,000              314,536               0.0%
    GSI Creos Corp.                                                                 29,000               37,933               0.0%
    Gulliver International Co., Ltd.                                                13,700              119,610               0.0%
    GungHo Online Entertainment, Inc.                                               24,900              100,362               0.0%
    Gunma Bank, Ltd. (The)                                                          94,000              586,605               0.1%
    Gunze, Ltd.                                                                     58,000              161,416               0.0%
    Gurunavi, Inc.                                                                   5,600               76,738               0.0%
    H-One Co., Ltd.                                                                  3,700               22,648               0.0%
    H2O Retailing Corp.                                                             23,225              386,282               0.0%
    Hachijuni Bank, Ltd. (The)                                                      98,000              600,036               0.1%
    Hakudo Co., Ltd.                                                                 2,800               26,364               0.0%
    Hakuhodo DY Holdings, Inc.                                                      42,700              422,282               0.0%
    Hakuto Co., Ltd.                                                                 5,400               53,076               0.0%
    Hamakyorex Co., Ltd.                                                             2,400               77,073               0.0%
    Hamamatsu Photonics K.K.                                                         5,500              249,867               0.0%
    Hankyu Hanshin Holdings, Inc.                                                  189,000            1,111,239               0.1%
    Hanwa Co., Ltd.                                                                 68,000              245,183               0.0%
    Happinet Corp.                                                                   5,000               85,762               0.0%
    Hard Off Corp. Co., Ltd.                                                           700                5,697               0.0%
    Harima Chemicals Group, Inc.                                                       700                2,985               0.0%
    Harmonic Drive Systems, Inc.                                                     2,400               30,984               0.0%
    Haseko Corp.                                                                    34,200              250,683               0.0%
    Hazama Ando Corp.                                                               43,220              290,562               0.0%
    Heiwa Corp.                                                                     11,500              235,478               0.0%
    Heiwa Real Estate Co., Ltd.                                                     10,500              172,524               0.0%
    Heiwado Co., Ltd.                                                                9,300              173,128               0.0%
    HI-LEX Corp.                                                                     1,500               39,074               0.0%
    Hiday Hidaka Corp.                                                               3,456              100,043               0.0%
    Higashi Nihon House Co., Ltd.                                                   17,500               74,171               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Higashi-Nippon Bank, Ltd. (The)                                                 31,000    $          78,540               0.0%
    Higo Bank, Ltd. (The)                                                           29,000              165,072               0.0%
    Hikari Tsushin, Inc.                                                             4,000              265,341               0.0%
    Hino Motors, Ltd.                                                               18,000              263,395               0.0%
    Hioki EE Corp.                                                                   2,200               33,916               0.0%
    Hiramatsu, Inc.                                                                    900                4,980               0.0%
    Hiroshima Bank, Ltd. (The)                                                     130,000              649,919               0.1%
    HIS Co., Ltd.                                                                      900               23,380               0.0%
    Hisamitsu Pharmaceutical Co., Inc.                                               1,500               50,492               0.0%
    Hitachi Capital Corp.                                                           16,100              397,953               0.0%
    Hitachi Chemical Co., Ltd.                                                      20,900              368,372               0.0%
    Hitachi Construction Machinery Co., Ltd.                                        18,400              376,360               0.0%
    Hitachi High-Technologies Corp.                                                 12,800              391,034               0.0%
    Hitachi Koki Co., Ltd.                                                          17,900              153,907               0.0%
    Hitachi Kokusai Electric, Inc.                                                  16,000              239,664               0.0%
    Hitachi Metals, Ltd.                                                            22,010              371,590               0.0%
    Hitachi Transport System, Ltd.                                                  12,600              166,743               0.0%
    Hitachi Zosen Corp.                                                             45,000              238,823               0.0%
    Hitachi, Ltd.                                                                  419,000            3,292,280               0.2%
    Hitachi, Ltd. ADR                                                               10,080              802,368               0.1%
    Hodogaya Chemical Co., Ltd.                                                      8,000               14,466               0.0%
    Hogy Medical Co., Ltd.                                                           2,700              140,264               0.0%
*   Hokkaido Electric Power Co., Inc.                                               21,100              177,142               0.0%
    Hokkaido Gas Co., Ltd.                                                           7,000               18,104               0.0%
    Hokkan Holdings, Ltd.                                                           15,000               38,459               0.0%
    Hokko Chemical Industry Co., Ltd.                                                7,000               23,627               0.0%
    Hokkoku Bank, Ltd. (The)                                                       101,000              350,518               0.0%
    Hokuetsu Bank, Ltd. (The)                                                       58,000              112,592               0.0%
    Hokuetsu Industries Co., Ltd.                                                    7,000               65,596               0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                                  33,000              137,335               0.0%
    Hokuhoku Financial Group, Inc.                                                 276,000              554,451               0.1%
    Hokuriku Electric Industry Co., Ltd.                                            15,000               22,904               0.0%
    Hokuriku Electric Power Co.                                                     21,200              286,206               0.0%
    Hokuto Corp.                                                                     5,300               96,630               0.0%
    Honda Motor Co., Ltd.                                                          104,000            3,324,800               0.2%
    Honda Motor Co., Ltd. Sponsored ADR                                             37,467            1,203,440               0.1%
    Honeys Co., Ltd.                                                                 6,570               61,425               0.0%
    Hoosiers Holdings Co., Ltd.                                                      4,800               22,958               0.0%
    Horiba, Ltd.                                                                     9,500              343,689               0.0%
    Hoshizaki Electric Co., Ltd.                                                     4,100              198,594               0.0%
    Hosokawa Micron Corp.                                                            5,000               28,047               0.0%
    House Foods Group, Inc.                                                         17,300              296,043               0.0%
    Howa Machinery, Ltd.                                                             4,600               30,645               0.0%
    Hoya Corp.                                                                      16,300              576,805               0.1%
    Hyakugo Bank, Ltd. (The)                                                        66,000              278,338               0.0%
    Hyakujushi Bank, Ltd. (The)                                                     56,000              182,051               0.0%
    Ibiden Co., Ltd.                                                                28,600              429,914               0.0%
    IBJ Leasing Co., Ltd.                                                            3,700               87,670               0.0%
    Ichibanya Co., Ltd.                                                              1,600               75,246               0.0%
    Ichikoh Industries, Ltd.                                                         6,000               13,738               0.0%
    Ichinen Holdings Co., Ltd.                                                       1,900               15,777               0.0%
    Ichiyoshi Securities Co., Ltd.                                                   9,000              106,680               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Idec Corp.                                                                       6,400    $          52,248               0.0%
    Idemitsu Kosan Co., Ltd.                                                        23,500              454,481               0.0%
    Ihara Chemical Industry Co., Ltd.                                               11,000              111,489               0.0%
    IHI Corp.                                                                      115,000              554,372               0.1%
    Iida Group Holdings Co., Ltd.                                                   20,916              232,424               0.0%
    Iino Kaiun Kaisha, Ltd.                                                         24,200              133,721               0.0%
*   IJT Technology Holdings Co., Ltd.                                                3,000               13,213               0.0%
    Ikyu Corp.                                                                       3,700               50,355               0.0%
    Imasen Electric Industrial                                                       3,000               50,958               0.0%
    Imperial Hotel, Ltd.                                                             1,100               23,785               0.0%
    Inaba Denki Sangyo Co., Ltd.                                                     5,800              202,175               0.0%
    Inabata & Co., Ltd.                                                             12,900              124,692               0.0%
    Inageya Co., Ltd.                                                                5,200               54,992               0.0%
    Ines Corp.                                                                       8,100               67,065               0.0%
    Infocom Corp.                                                                    4,900               37,709               0.0%
    Information Services International-Dentsu, Ltd.                                  3,600               38,140               0.0%
    Intage Holdings, Inc.                                                            3,800               47,372               0.0%
    Internet Initiative Japan, Inc.                                                  9,300              163,292               0.0%
    Inui Global Logistics Co., Ltd.                                                  1,800               16,963               0.0%
    Iriso Electronics Co., Ltd.                                                      1,200               81,767               0.0%
    Ise Chemical Corp.                                                               3,000               20,413               0.0%
    Iseki & Co., Ltd.                                                               56,000              129,707               0.0%
    Isetan Mitsukoshi Holdings, Ltd.                                                44,000              599,019               0.1%
*   Ishihara Sangyo Kaisha, Ltd.                                                    73,000               59,997               0.0%
    Isuzu Motors, Ltd.                                                              45,500              593,655               0.1%
    IT Holdings Corp.                                                               25,500              416,654               0.0%
    Ito En, Ltd.                                                                     3,400               67,616               0.0%
    ITOCHU Corp.                                                                    85,300            1,031,152               0.1%
    Itochu Enex Co., Ltd.                                                           13,500               86,488               0.0%
    Itochu Techno-Solutions Corp.                                                    5,600              222,648               0.0%
    Itochu-Shokuhin Co., Ltd.                                                          900               29,722               0.0%
    Itoham Foods, Inc.                                                              44,000              226,324               0.0%
    Itoki Corp.                                                                     10,000               56,208               0.0%
    IwaiCosmo Holdings, Inc.                                                         3,300               36,398               0.0%
    Iwasaki Electric Co., Ltd.                                                      16,000               35,280               0.0%
#   Iwatani Corp.                                                                   62,000              423,903               0.0%
    Iyo Bank, Ltd. (The)                                                            62,443              666,792               0.1%
    Izumi Co., Ltd.                                                                  6,200              199,476               0.0%
*   Izutsuya Co., Ltd.                                                               9,000                5,131               0.0%
    J Front Retailing Co., Ltd.                                                     40,000              532,394               0.1%
    J-Oil Mills, Inc.                                                               27,000               87,714               0.0%
    Jalux, Inc.                                                                        800                9,269               0.0%
    Jamco Corp.                                                                      2,000               44,192               0.0%
*   Janome Sewing Machine Co., Ltd.                                                 51,000               79,145               0.0%
    Japan Airport Terminal Co., Ltd.                                                 9,100              359,023               0.0%
    Japan Aviation Electronics Industry, Ltd.                                       18,000              356,631               0.0%
*   Japan Communications, Inc.                                                      18,400               80,641               0.0%
#   Japan Drilling Co., Ltd.                                                         2,000               83,612               0.0%
    Japan Exchange Group, Inc.                                                      15,900              394,416               0.0%
    Japan Pulp & Paper Co., Ltd.                                                    19,000               56,243               0.0%
*   Japan Radio Co., Ltd.                                                           23,000               82,234               0.0%
    Japan Steel Works, Ltd. (The)                                                   81,000              289,739               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Japan Tobacco, Inc.                                                             30,000    $       1,023,571               0.1%
    Japan Transcity Corp.                                                           15,000               50,720               0.0%
    Japan Vilene Co., Ltd.                                                          10,000               55,532               0.0%
    Japan Wool Textile Co., Ltd. (The)                                               6,000               40,599               0.0%
    JBCC Holdings, Inc.                                                              2,800               19,365               0.0%
    JCU Corp.                                                                          200                8,318               0.0%
    Jeol, Ltd.                                                                      33,000              158,718               0.0%
    JFE Holdings, Inc.                                                              39,632              786,298               0.1%
    JGC Corp.                                                                        8,000              205,598               0.0%
    Jin Co., Ltd.                                                                    3,200               69,740               0.0%
    JK Holdings Co., Ltd.                                                              700                3,517               0.0%
    JMS Co., Ltd.                                                                    5,000               13,257               0.0%
    Joban Kosan Co., Ltd.                                                            9,000               11,945               0.0%
    Joshin Denki Co., Ltd.                                                          11,000              100,221               0.0%
    Jowa Holdings Co., Ltd.                                                          3,100              110,140               0.0%
    Joyo Bank, Ltd. (The)                                                           79,000              423,018               0.0%
#   JP-Holdings, Inc.                                                                7,700               28,587               0.0%
    JSP Corp.                                                                        6,600              104,649               0.0%
    JSR Corp.                                                                       18,500              333,152               0.0%
    JTEKT Corp.                                                                     35,700              574,169               0.1%
*   Juki Corp.                                                                      31,000               96,676               0.0%
    Juroku Bank, Ltd. (The)                                                         47,000              185,367               0.0%
*   Justsystems Corp.                                                                8,400               63,377               0.0%
*   JVC Kenwood Corp.                                                               47,000               89,856               0.0%
    JX Holdings, Inc.                                                              255,668            1,095,192               0.1%
    K&O Energy Group, Inc.                                                           3,000               37,883               0.0%
    K's Holdings Corp.                                                              11,780              325,332               0.0%
    kabu.com Securities Co., Ltd.                                                   26,000              129,259               0.0%
*   Kadokawa Dwango Corp.                                                           13,043              239,208               0.0%
    Kaga Electronics Co., Ltd.                                                       5,000               57,595               0.0%
#   Kagome Co., Ltd.                                                                13,000              210,907               0.0%
    Kagoshima Bank, Ltd. (The)                                                      14,000               90,792               0.0%
    Kajima Corp.                                                                    86,000              382,662               0.0%
    Kakaku.com, Inc.                                                                13,900              189,255               0.0%
    Kaken Pharmaceutical Co., Ltd.                                                  12,000              300,648               0.0%
    Kakiyasu Honten Co., Ltd.                                                        1,200               18,116               0.0%
    Kameda Seika Co., Ltd.                                                           2,500               75,538               0.0%
    Kamei Corp.                                                                      7,000               50,154               0.0%
    Kamigumi Co., Ltd.                                                              56,000              539,943               0.1%
    Kanagawa Chuo Kotsu Co., Ltd.                                                    7,000               33,961               0.0%
    Kanamoto Co., Ltd.                                                               8,000              292,004               0.0%
    Kandenko Co., Ltd.                                                              37,000              194,139               0.0%
    Kaneka Corp.                                                                    74,000              406,581               0.0%
    Kanematsu Corp.                                                                127,000              202,071               0.0%
*   Kansai Electric Power Co., Inc. (The)                                           35,700              352,556               0.0%
    Kansai Paint Co., Ltd.                                                          27,000              412,737               0.0%
    Kansai Urban Banking Corp.                                                       6,000               66,177               0.0%
*   Kanto Denka Kogyo Co., Ltd.                                                     12,000               47,201               0.0%
    Kao Corp.                                                                       13,800              538,118               0.1%
*   Kappa Create Holdings Co., Ltd.                                                  2,900               26,626               0.0%
    Kasai Kogyo Co., Ltd.                                                            7,000               61,906               0.0%
    Kasumi Co., Ltd.                                                                 9,600               90,354               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Katakura Industries Co., Ltd.                                                    8,100    $          97,983               0.0%
    Kato Sangyo Co., Ltd.                                                            5,700              121,286               0.0%
    Kato Works Co., Ltd.                                                            15,000              110,436               0.0%
    KAWADA TECHNOLOGIES, Inc.                                                        2,400              106,204               0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.                                2,100               39,491               0.0%
    Kawasaki Heavy Industries, Ltd.                                                150,000              589,183               0.1%
    Kawasaki Kisen Kaisha, Ltd.                                                    245,000              558,204               0.1%
    Kawasumi Laboratories, Inc.                                                      1,000                6,730               0.0%
    KDDI Corp.                                                                      21,800            1,431,594               0.1%
    Keihan Electric Railway Co., Ltd.                                              126,000              617,547               0.1%
    Keihanshin Building Co., Ltd.                                                   12,700               71,519               0.0%
    Keihin Co., Ltd.                                                                 5,000                7,278               0.0%
    Keihin Corp.                                                                    13,300              168,032               0.0%
    Keikyu Corp.                                                                    23,000              191,358               0.0%
    Keio Corp.                                                                      30,000              227,872               0.0%
    Keisei Electric Railway Co., Ltd.                                               32,000              376,113               0.0%
    Keiyo Bank, Ltd. (The)                                                          84,000              439,169               0.0%
*   Kenedix, Inc.                                                                   54,500              256,187               0.0%
    Kewpie Corp.                                                                    17,800              307,669               0.0%
    Key Coffee, Inc.                                                                 5,200               74,954               0.0%
    Keyence Corp.                                                                      452              219,031               0.0%
*   KI Holdings Co., Ltd.                                                            2,000                9,919               0.0%
    Kikkoman Corp.                                                                  13,000              299,016               0.0%
    Kimoto Co., Ltd.                                                                 9,200               25,779               0.0%
    Kintetsu Corp.                                                                  70,000              243,501               0.0%
*   Kintetsu Department Store Co., Ltd.                                              3,000                8,568               0.0%
    Kintetsu World Express, Inc.                                                     3,500              121,122               0.0%
    Kinugawa Rubber Industrial Co., Ltd.                                            17,000               72,058               0.0%
    Kirin Holdings Co., Ltd.                                                        75,840              983,251               0.1%
    Kita-Nippon Bank, Ltd. (The)                                                     1,700               40,409               0.0%
    Kitagawa Iron Works Co., Ltd.                                                   27,000               48,203               0.0%
    Kitano Construction Corp.                                                       11,000               34,038               0.0%
    Kito Corp.                                                                       5,400               61,959               0.0%
    Kitz Corp.                                                                      25,900              118,691               0.0%
    Kiyo Bank, Ltd. (The)                                                           15,700              225,733               0.0%
*   KNT-CT Holdings Co., Ltd.                                                       29,000               44,013               0.0%
    Koa Corp.                                                                        8,500               75,394               0.0%
    Koatsu Gas Kogyo Co., Ltd.                                                       8,000               42,560               0.0%
    Kobayashi Pharmaceutical Co., Ltd.                                               2,600              160,489               0.0%
    Kobe Steel, Ltd.                                                               830,000            1,318,743               0.1%
    Kohnan Shoji Co., Ltd.                                                          11,700              134,253               0.0%
    Kohsoku Corp.                                                                    2,200               18,246               0.0%
    Koito Manufacturing Co., Ltd.                                                   19,000              572,513               0.1%
    Kojima Co., Ltd.                                                                 8,800               23,942               0.0%
    Kokusai Co., Ltd.                                                                  800               12,905               0.0%
    Kokuyo Co., Ltd.                                                                23,900              190,357               0.0%
    KOMAIHALTEC, Inc.                                                               12,000               29,126               0.0%
    Komatsu Seiren Co., Ltd.                                                         4,000               20,044               0.0%
    Komatsu, Ltd.                                                                   33,000              779,108               0.1%
    Komeri Co., Ltd.                                                                 9,700              218,051               0.0%
    Konaka Co., Ltd.                                                                 5,400               30,755               0.0%
    Konami Corp.                                                                    16,200              325,267               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Konami Corp. ADR                                                                 1,424    $          28,665               0.0%
    Kondotec, Inc.                                                                   4,500               28,962               0.0%
    Konica Minolta, Inc.                                                            82,100              917,364               0.1%
    Konishi Co., Ltd.                                                                4,800               82,846               0.0%
    Kose Corp.                                                                       7,000              286,071               0.0%
#   Kosei Securities Co., Ltd. (The)                                                 9,000               18,915               0.0%
    Koshidaka Holdings Co., Ltd.                                                     2,200               37,567               0.0%
    Kotobuki Spirits Co., Ltd.                                                         500                9,947               0.0%
    Krosaki Harima Corp.                                                            10,000               21,565               0.0%
    KRS Corp.                                                                          600                6,937               0.0%
    Kubota Corp.                                                                    19,000              302,442               0.0%
    Kubota Corp. Sponsored ADR                                                       4,000              321,520               0.0%
*   Kumagai Gumi Co., Ltd.                                                          39,000              141,104               0.0%
    Kumiai Chemical Industry Co., Ltd.                                              14,000               86,103               0.0%
    Kura Corp.                                                                       4,200              113,869               0.0%
    Kurabo Industries, Ltd.                                                         63,000              104,753               0.0%
    Kuraray Co., Ltd.                                                               31,900              370,520               0.0%
    Kureha Corp.                                                                    39,000              193,426               0.0%
    Kurimoto, Ltd.                                                                  31,000               63,480               0.0%
    Kurita Water Industries, Ltd.                                                   22,000              474,744               0.0%
    Kuroda Electric Co., Ltd.                                                        9,100              127,953               0.0%
    Kusuri No Aoki Co., Ltd.                                                         1,800               88,350               0.0%
    KYB Co., Ltd.                                                                   63,000              271,278               0.0%
    Kyocera Corp.                                                                    5,932              273,414               0.0%
    Kyocera Corp. Sponsored ADR                                                     10,644              493,775               0.0%
    Kyodo Printing Co., Ltd.                                                        22,000               78,064               0.0%
    Kyoei Steel, Ltd.                                                                6,600              109,852               0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                                                11,000              156,404               0.0%
    Kyokuto Securities Co., Ltd.                                                     6,600              111,549               0.0%
    Kyokuyo Co., Ltd.                                                               24,000               56,146               0.0%
    KYORIN Holdings, Inc.                                                           10,700              225,425               0.0%
    Kyoritsu Maintenance Co., Ltd.                                                   3,300              132,802               0.0%
    Kyoritsu Printing Co., Ltd.                                                      3,500                9,218               0.0%
    Kyosan Electric Manufacturing Co., Ltd.                                         12,000               38,446               0.0%
    Kyoto Kimono Yuzen Co., Ltd.                                                     5,000               45,054               0.0%
    Kyowa Exeo Corp.                                                                22,200              271,844               0.0%
    Kyowa Hakko Kirin Co., Ltd.                                                     24,000              279,920               0.0%
    Kyudenko Corp.                                                                  11,000              123,693               0.0%
*   Kyushu Electric Power Co., Inc.                                                 19,000              206,143               0.0%
    Lawson, Inc.                                                                     3,500              237,431               0.0%
    LEC, Inc.                                                                        1,400               14,463               0.0%
*   Leopalace21 Corp.                                                               71,100              445,331               0.0%
    Life Corp.                                                                       7,400              118,694               0.0%
    Lintec Corp.                                                                    12,200              254,718               0.0%
    Lion Corp.                                                                      34,000              192,096               0.0%
    LIXIL Group Corp.                                                               26,300              576,769               0.1%
    Look, Inc.                                                                       8,000               17,001               0.0%
    M3, Inc.                                                                         8,600              143,521               0.0%
    Macnica, Inc.                                                                    4,300              124,633               0.0%
    Maeda Corp.                                                                     29,000              256,396               0.0%
    Maeda Kosen Co., Ltd.                                                            4,900               59,611               0.0%
    Maeda Road Construction Co., Ltd.                                               18,000              277,460               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Maezawa Kyuso Industries Co., Ltd.                                               2,600    $          31,697               0.0%
    Makino Milling Machine Co., Ltd.                                                31,000              211,324               0.0%
    Makita Corp.                                                                     2,200              123,198               0.0%
    Makita Corp. Sponsored ADR                                                       5,012              278,667               0.0%
    Mamiya-Op Co., Ltd.                                                              8,000               14,498               0.0%
    Mandom Corp.                                                                     3,000              100,640               0.0%
    Mani, Inc.                                                                         800               51,130               0.0%
    Mars Engineering Corp.                                                           2,700               49,050               0.0%
    Marubeni Corp.                                                                 108,000              694,380               0.1%
    Marudai Food Co., Ltd.                                                          27,000               99,999               0.0%
*   Maruei Department Store Co., Ltd.                                                5,000                6,452               0.0%
    Maruetsu, Inc. (The)                                                             8,000               39,026               0.0%
    Marufuji Sheet Piling Co., Ltd.                                                  3,000               10,829               0.0%
    Maruha Nichiro Corp.                                                             8,500              123,102               0.0%
    Marui Group Co., Ltd.                                                           57,400              485,100               0.0%
    Marusan Securities Co., Ltd.                                                    17,800              130,617               0.0%
    Maruwa Co., Ltd.                                                                 3,400              100,728               0.0%
    Maruyama Manufacturing Co., Inc.                                                14,000               31,402               0.0%
*   Maruzen CHI Holdings Co., Ltd.                                                   3,700               12,680               0.0%
    Maruzen Showa Unyu Co., Ltd.                                                    13,000               41,456               0.0%
    Marvelous, Inc.                                                                  3,000               34,985               0.0%
    Matsuda Sangyo Co., Ltd.                                                         5,700               63,096               0.0%
    Matsui Securities Co., Ltd.                                                      8,000               76,760               0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                                              7,500              218,115               0.0%
    Matsuya Co., Ltd.                                                                2,000               28,045               0.0%
    Matsuya Foods Co., Ltd.                                                          3,000               57,599               0.0%
    Max Co., Ltd.                                                                    8,000               89,995               0.0%
    Maxvalu Tokai Co., Ltd.                                                          1,600               22,887               0.0%
    Mazda Motor Corp.                                                               51,800            1,223,868               0.1%
#   McDonald's Holdings Co. Japan, Ltd.                                              1,900               46,374               0.0%
    MEC Co., Ltd.                                                                    1,600               16,332               0.0%
    Medipal Holdings Corp.                                                          17,600              195,081               0.0%
    Megachips Corp.                                                                  5,300               68,921               0.0%
    Megmilk Snow Brand Co., Ltd.                                                    15,400              204,328               0.0%
    Meidensha Corp.                                                                 61,000              226,039               0.0%
    Meiji Holdings Co., Ltd.                                                         8,887              745,643               0.1%
    Meiko Network Japan Co., Ltd.                                                    2,000               22,489               0.0%
    Meisei Industrial Co., Ltd.                                                     10,000               64,229               0.0%
    Meitec Corp.                                                                     2,700               84,669               0.0%
    Meiwa Corp.                                                                      3,900               14,512               0.0%
    Meiwa Estate Co., Ltd.                                                           2,200               10,411               0.0%
    Message Co., Ltd.                                                                2,200               69,142               0.0%
    Michinoku Bank, Ltd. (The)                                                      30,000               57,303               0.0%
    Micronics Japan Co., Ltd.                                                        2,200              111,984               0.0%
    Mie Bank, Ltd. (The)                                                            22,000               51,310               0.0%
    Milbon Co., Ltd.                                                                 1,196               38,423               0.0%
    Mimasu Semiconductor Industry Co., Ltd.                                          4,300               38,685               0.0%
    Minato Bank, Ltd. (The)                                                         44,000               86,755               0.0%
    Minebea Co., Ltd.                                                               70,000              959,170               0.1%
    Ministop Co., Ltd.                                                               3,500               49,831               0.0%
    Miraca Holdings, Inc.                                                            7,500              314,846               0.0%
    Mirait Holdings Corp.                                                           20,680              231,489               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Misawa Homes Co., Ltd.                                                          10,500    $          96,251               0.0%
    MISUMI Group, Inc.                                                               6,500              205,100               0.0%
    Mitani Corp.                                                                     3,700               93,855               0.0%
    Mitani Sekisan Co., Ltd.                                                         1,200               20,874               0.0%
    Mito Securities Co., Ltd.                                                       13,000               48,877               0.0%
    Mitsuba Corp.                                                                   12,100              192,589               0.0%
    Mitsubishi Chemical Holdings Corp.                                             336,600            1,658,053               0.1%
    Mitsubishi Corp.                                                                95,100            1,864,754               0.1%
    Mitsubishi Electric Corp.                                                       66,000              850,990               0.1%
    Mitsubishi Estate Co., Ltd.                                                     15,000              382,121               0.0%
    Mitsubishi Gas Chemical Co., Inc.                                               63,000              376,940               0.0%
    Mitsubishi Heavy Industries, Ltd.                                              236,500            1,475,295               0.1%
    Mitsubishi Logistics Corp.                                                      34,000              517,870               0.1%
    Mitsubishi Materials Corp.                                                     250,000              782,477               0.1%
    Mitsubishi Motors Corp.                                                         39,500              406,423               0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.                                            7,000               51,484               0.0%
*   Mitsubishi Paper Mills, Ltd.                                                   113,000               87,397               0.0%
    Mitsubishi Pencil Co., Ltd.                                                      3,400              109,621               0.0%
    Mitsubishi Research Institute, Inc.                                              2,200               49,986               0.0%
    Mitsubishi Shokuhin Co., Ltd.                                                    2,100               47,304               0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                                        34,000               75,149               0.0%
    Mitsubishi Tanabe Pharma Corp.                                                  26,500              402,990               0.0%
    Mitsubishi UFJ Financial Group, Inc.                                           389,100            2,268,147               0.1%
    Mitsubishi UFJ Financial Group, Inc. ADR                                       398,245            2,341,681               0.1%
    Mitsuboshi Belting Co., Ltd.                                                    12,000               85,954               0.0%
    Mitsui & Co., Ltd.                                                              84,300            1,272,851               0.1%
    Mitsui & Co., Ltd. Sponsored ADR                                                 1,892              577,628               0.1%
*   Mitsui Chemicals, Inc.                                                         215,000              622,790               0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                                    244,000              530,448               0.1%
    Mitsui Fudosan Co., Ltd.                                                        15,000              482,496               0.0%
    Mitsui Home Co., Ltd.                                                            9,000               39,430               0.0%
    Mitsui Matsushima Co., Ltd.                                                     36,000               43,681               0.0%
    Mitsui Mining & Smelting Co., Ltd.                                             210,000              557,041               0.1%
    Mitsui OSK Lines, Ltd.                                                         159,000              502,337               0.1%
    Mitsui Sugar Co., Ltd.                                                          31,000              107,530               0.0%
    Mitsui-Soko Co., Ltd.                                                           33,000              125,459               0.0%
    Miura Co., Ltd.                                                                 16,800              196,611               0.0%
    Miyaji Engineering Group, Inc.                                                  17,000               33,160               0.0%
    Miyazaki Bank, Ltd. (The)                                                       56,000              168,812               0.0%
    Miyoshi Oil & Fat Co., Ltd.                                                     18,000               22,364               0.0%
    Mizuho Financial Group, Inc.                                                 1,822,055            3,320,359               0.2%
    Mizuho Financial Group, Inc. ADR                                                 5,047               18,674               0.0%
    Mizuno Corp.                                                                    35,000              175,357               0.0%
    Mochida Pharmaceutical Co., Ltd.                                                 2,200              137,573               0.0%
    Monex Group, Inc.                                                               53,400              136,293               0.0%
    Monogatari Corp. (The)                                                             600               19,398               0.0%
    MonotaRO Co., Ltd.                                                               6,200              163,815               0.0%
    MORESCO Corp.                                                                    1,900               30,903               0.0%
    Morinaga & Co., Ltd.                                                            49,000              105,072               0.0%
    Morinaga Milk Industry Co., Ltd.                                                62,000              207,303               0.0%
    Morita Holdings Corp.                                                            9,000               87,681               0.0%
    Morozoff, Ltd.                                                                   6,000               19,476               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Mory Industries, Inc.                                                            2,000    $           7,663               0.0%
    MOS Food Services, Inc.                                                          1,500               29,269               0.0%
    Moshi Moshi Hotline, Inc.                                                        7,700               76,845               0.0%
    Mr Max Corp.                                                                     8,300               23,026               0.0%
    MS&AD Insurance Group Holdings, Inc.                                            34,813              752,544               0.1%
    MTI, Ltd.                                                                        7,100               69,762               0.0%
    Murata Manufacturing Co., Ltd.                                                   6,600              741,579               0.1%
    Musashi Seimitsu Industry Co., Ltd.                                              7,500              147,239               0.0%
    Musashino Bank, Ltd. (The)                                                       2,700               91,485               0.0%
    Mutoh Holdings Co., Ltd.                                                         8,000               38,328               0.0%
    Nabtesco Corp.                                                                  11,800              285,566               0.0%
    NAC Co., Ltd.                                                                    1,900               21,095               0.0%
    Nachi-Fujikoshi Corp.                                                           54,000              335,572               0.0%
    Nagaileben Co., Ltd.                                                             4,800               92,261               0.0%
    Nagano Bank, Ltd. (The)                                                         15,000               25,468               0.0%
    Nagase & Co., Ltd.                                                              30,400              393,764               0.0%
    Nagatanien Co., Ltd.                                                             3,000               29,309               0.0%
    Nagoya Railroad Co., Ltd.                                                       81,000              346,349               0.0%
    Nakabayashi Co., Ltd.                                                            4,000                7,435               0.0%
    Nakamuraya Co., Ltd.                                                             8,917               34,559               0.0%
    Nakanishi, Inc.                                                                  1,500               51,300               0.0%
    Nankai Electric Railway Co., Ltd.                                               52,000              246,052               0.0%
    Nanto Bank, Ltd. (The)                                                          83,000              333,205               0.0%
    Natori Co., Ltd.                                                                   500                5,136               0.0%
    NDS Co., Ltd.                                                                    9,000               25,255               0.0%
    NEC Capital Solutions, Ltd.                                                        800               15,136               0.0%
    NEC Corp.                                                                      405,000            1,432,232               0.1%
    NEC Networks & System Integration Corp.                                          6,100              132,539               0.0%
    NET One Systems Co., Ltd.                                                       20,800              121,240               0.0%
    Neturen Co., Ltd.                                                               10,000               71,542               0.0%
*   New Japan Chemical Co., Ltd.                                                     8,500               17,564               0.0%
    Nexon Co., Ltd.                                                                 16,100              141,877               0.0%
    Next Co., Ltd.                                                                   4,900               27,854               0.0%
    NGK Insulators, Ltd.                                                            26,000              559,988               0.1%
    NGK Spark Plug Co., Ltd.                                                        16,000              417,288               0.0%
    NH Foods, Ltd.                                                                  33,000              760,970               0.1%
    NHK Spring Co., Ltd.                                                            46,700              427,414               0.0%
    Nice Holdings, Inc.                                                             16,000               30,462               0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                                              14,600              241,340               0.0%
    Nichia Steel Works, Ltd.                                                         2,000                6,057               0.0%
    Nichias Corp.                                                                   24,000              145,838               0.0%
    Nichiban Co., Ltd.                                                               1,000                3,495               0.0%
    Nichicon Corp.                                                                  19,900              134,190               0.0%
    Nichiha Corp.                                                                    9,600               82,253               0.0%
    Nichii Gakkan Co.                                                               11,200               86,908               0.0%
    Nichimo Co., Ltd.                                                                7,000               11,769               0.0%
    Nichirei Corp.                                                                  68,000              289,418               0.0%
    Nichireki Co., Ltd.                                                              9,000               71,372               0.0%
    Nidec Corp.                                                                      3,618              239,077               0.0%
    Nidec Corp. ADR                                                                  8,634              143,929               0.0%
    Nifco, Inc.                                                                     14,200              449,950               0.0%
    NIFTY Corp.                                                                      1,300               15,642               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Nihon Chouzai Co., Ltd.                                                            130    $           3,450               0.0%
    Nihon Dempa Kogyo Co., Ltd.                                                      4,400               34,775               0.0%
    Nihon Eslead Corp.                                                               1,000                9,152               0.0%
    Nihon Kohden Corp.                                                               6,200              316,986               0.0%
    Nihon M&A Center, Inc.                                                           5,300              152,318               0.0%
    Nihon Nohyaku Co., Ltd.                                                         14,100              143,509               0.0%
    Nihon Parkerizing Co., Ltd.                                                      9,000              214,827               0.0%
    Nihon Shokuhin Kako Co., Ltd.                                                    1,000                3,315               0.0%
    Nihon Trim Co., Ltd.                                                             2,500               56,096               0.0%
    Nihon Unisys, Ltd.                                                              18,400              163,116               0.0%
    Nihon Yamamura Glass Co., Ltd.                                                  19,000               28,736               0.0%
    Nikkiso Co., Ltd.                                                                9,000               93,087               0.0%
    Nikon Corp.                                                                     35,500              486,409               0.0%
    Nippo Corp.                                                                     17,000              310,738               0.0%
    Nippon Air Conditioning Services Co., Ltd.                                       1,400                9,440               0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                                       22,000               37,006               0.0%
    Nippon Carbide Industries Co., Inc.                                             16,000               32,879               0.0%
    Nippon Carbon Co., Ltd.                                                          5,000                8,396               0.0%
*   Nippon Chemi-Con Corp.                                                          58,000              173,033               0.0%
    Nippon Chemiphar Co., Ltd.                                                       9,000               46,960               0.0%
    Nippon Chutetsukan K.K.                                                          4,000                8,820               0.0%
    Nippon Coke & Engineering Co., Ltd.                                             48,000               47,891               0.0%
    Nippon Concrete Industries Co., Ltd.                                             8,000               47,843               0.0%
    Nippon Denko Co., Ltd.                                                          31,865               80,037               0.0%
    Nippon Densetsu Kogyo Co., Ltd.                                                  9,600              135,594               0.0%
    Nippon Electric Glass Co., Ltd.                                                103,000              478,955               0.0%
    Nippon Express Co., Ltd.                                                       114,000              501,481               0.1%
    Nippon Fine Chemical Co., Ltd.                                                   1,900               14,637               0.0%
    Nippon Flour Mills Co., Ltd.                                                    36,000              180,695               0.0%
    Nippon Gas Co., Ltd.                                                             7,500              185,583               0.0%
    Nippon Jogesuido Sekkei Co., Ltd.                                                  800               10,083               0.0%
    Nippon Kanzai Co., Ltd.                                                          2,200               57,393               0.0%
    Nippon Kayaku Co., Ltd.                                                         33,000              433,919               0.0%
*   Nippon Kinzoku Co., Ltd.                                                        14,000               19,434               0.0%
    Nippon Koei Co., Ltd.                                                           18,000               76,102               0.0%
    Nippon Konpo Unyu Soko Co., Ltd.                                                15,700              259,768               0.0%
*   Nippon Koshuha Steel Co., Ltd.                                                  20,000               20,474               0.0%
    Nippon Light Metal Holdings Co., Ltd.                                          185,300              273,669               0.0%
    Nippon Paint Holdings Co., Ltd.                                                 16,000              363,317               0.0%
    Nippon Paper Industries Co., Ltd.                                               26,100              384,116               0.0%
    Nippon Parking Development Co., Ltd.                                             4,900                5,358               0.0%
    Nippon Pillar Packing Co., Ltd.                                                  9,000               71,476               0.0%
    Nippon Piston Ring Co., Ltd.                                                    19,000               40,609               0.0%
    Nippon Road Co., Ltd. (The)                                                     23,000              127,874               0.0%
    Nippon Seisen Co., Ltd.                                                          4,000               25,774               0.0%
*   Nippon Sheet Glass Co., Ltd.                                                   302,000              289,522               0.0%
    Nippon Shinyaku Co., Ltd.                                                       11,000              316,607               0.0%
    Nippon Shokubai Co., Ltd.                                                       32,000              383,569               0.0%
    Nippon Signal Co., Ltd. (The)                                                   11,500              112,100               0.0%
    Nippon Soda Co., Ltd.                                                           51,000              290,418               0.0%
    Nippon Steel & Sumikin Bussan Corp.                                             49,520              180,199               0.0%
    Nippon Steel & Sumikin Texeng Co., Ltd.                                         12,000               62,601               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Nippon Steel & Sumitomo Metal Corp.                                            770,120    $       2,032,226               0.1%
*   Nippon Suisan Kaisha, Ltd.                                                      88,600              261,910               0.0%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)                              15,000               91,585               0.0%
    Nippon Telegraph & Telephone Corp.                                               2,600              161,769               0.0%
    Nippon Telegraph & Telephone Corp. ADR                                          12,740              401,055               0.0%
    Nippon Thompson Co., Ltd.                                                       18,000               75,442               0.0%
    Nippon Valqua Industries, Ltd.                                                  16,000               43,655               0.0%
*   Nippon Yakin Kogyo Co., Ltd.                                                    27,000               69,730               0.0%
    Nippon Yusen K.K.                                                              248,000              642,955               0.1%
    Nipro Corp.                                                                     42,600              350,981               0.0%
    Nishi-Nippon City Bank, Ltd. (The)                                             160,000              438,595               0.0%
    Nishi-Nippon Railroad Co., Ltd.                                                 63,000              251,025               0.0%
    Nishikawa Rubber Co., Ltd.                                                         200                3,455               0.0%
    Nishimatsu Construction Co., Ltd.                                               41,000              199,070               0.0%
    Nishimatsuya Chain Co., Ltd.                                                    15,500              140,117               0.0%
    Nishio Rent All Co., Ltd.                                                        4,300              155,526               0.0%
    Nissan Chemical Industries, Ltd.                                                19,100              354,130               0.0%
    Nissan Motor Co., Ltd.                                                         276,500            2,522,150               0.2%
    Nissan Shatai Co., Ltd.                                                         18,000              247,692               0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.                                            3,000                7,573               0.0%
    Nissei ASB Machine Co., Ltd.                                                     3,100               62,944               0.0%
    Nissei Build Kogyo Co., Ltd.                                                    22,000               57,145               0.0%
    Nissei Plastic Industrial Co., Ltd.                                              3,900               31,138               0.0%
    Nissha Printing Co., Ltd.                                                        6,900              111,251               0.0%
    Nisshin Oillio Group, Ltd. (The)                                                42,000              150,520               0.0%
    Nisshin Seifun Group, Inc.                                                      59,070              597,317               0.1%
    Nisshin Steel Co., Ltd.                                                         13,240              123,622               0.0%
    Nisshinbo Holdings, Inc.                                                        40,000              330,338               0.0%
    Nissin Corp.                                                                    17,000               42,621               0.0%
    Nissin Electric Co., Ltd.                                                       12,000               64,937               0.0%
    Nissin Foods Holdings Co., Ltd.                                                  3,000              158,115               0.0%
    Nissin Kogyo Co., Ltd.                                                          11,700              180,828               0.0%
    Nissui Pharmaceutical Co., Ltd.                                                  3,000               33,911               0.0%
    Nitori Holdings Co., Ltd.                                                        3,700              234,490               0.0%
    Nitta Corp.                                                                      4,200               94,435               0.0%
    Nittetsu Mining Co., Ltd.                                                       16,000               60,656               0.0%
    Nitto Boseki Co., Ltd.                                                          32,000              114,029               0.0%
    Nitto Denko Corp.                                                               16,700              903,203               0.1%
    Nitto Kogyo Corp.                                                                6,000              104,897               0.0%
    Nitto Kohki Co., Ltd.                                                            2,500               46,934               0.0%
    Nittoc Construction Co., Ltd.                                                    1,500                7,550               0.0%
    NOF Corp.                                                                       38,000              251,834               0.0%
    Nohmi Bosai, Ltd.                                                                4,000               57,125               0.0%
    NOK Corp.                                                                       26,500              671,363               0.1%
    Nomura Co., Ltd.                                                                 4,000               38,338               0.0%
    Nomura Holdings, Inc.                                                          184,600            1,153,083               0.1%
    Nomura Holdings, Inc. ADR                                                      119,749              760,406               0.1%
    Nomura Real Estate Holdings, Inc.                                               27,400              484,264               0.0%
    Nomura Research Institute, Ltd.                                                  3,300              108,847               0.0%
    Noritake Co., Ltd.                                                              27,000               62,081               0.0%
    Noritz Corp.                                                                    10,300              190,422               0.0%
    North Pacific Bank, Ltd.                                                       105,900              436,572               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    NS Solutions Corp.                                                               3,400    $         104,666               0.0%
    NS United Kaiun Kaisha, Ltd.                                                    32,000               79,865               0.0%
    NSD Co., Ltd.                                                                    6,300               92,911               0.0%
    NSK, Ltd.                                                                       45,000              589,414               0.1%
    NTN Corp.                                                                      172,000              743,689               0.1%
    NTT Data Corp.                                                                  10,600              414,368               0.0%
    NTT DOCOMO, Inc.                                                               149,700            2,524,823               0.2%
    NTT DOCOMO, Inc. Sponsored ADR                                                   9,600              161,952               0.0%
    NTT Urban Development Corp.                                                     11,300              127,894               0.0%
    Nuflare Technology, Inc.                                                           600               27,417               0.0%
    Obara Group, Inc.                                                                2,900              105,640               0.0%
    Obayashi Corp.                                                                  69,000              473,523               0.0%
    Obayashi Road Corp.                                                             10,000               71,469               0.0%
    Obic Co., Ltd.                                                                   9,700              346,281               0.0%
    Odakyu Electric Railway Co., Ltd.                                               23,000              215,862               0.0%
    Odelic Co., Ltd.                                                                   100                2,470               0.0%
    Oenon Holdings, Inc.                                                            13,000               27,146               0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                                                 24,000               66,772               0.0%
*   Ohara, Inc.                                                                      1,600                8,287               0.0%
    Ohsho Food Service Corp.                                                         2,900              104,752               0.0%
    Oiles Corp.                                                                      6,384              125,305               0.0%
    Oita Bank, Ltd. (The)                                                           46,000              172,369               0.0%
    Oji Holdings Corp.                                                             182,000              658,029               0.1%
    Okabe Co., Ltd.                                                                  9,000               84,607               0.0%
    Okamoto Industries, Inc.                                                        10,000               39,726               0.0%
    Okamura Corp.                                                                   15,000              109,454               0.0%
    Oki Electric Industry Co., Ltd.                                                137,000              318,314               0.0%
    Okinawa Cellular Telephone Co.                                                   2,300               62,212               0.0%
    Okinawa Electric Power Co., Inc. (The)                                           3,400              103,689               0.0%
    OKK Corp.                                                                       21,000               29,576               0.0%
    OKUMA Corp.                                                                     29,000              208,223               0.0%
    Okumura Corp.                                                                   61,000              346,306               0.0%
    Okura Industrial Co., Ltd.                                                      12,000               40,953               0.0%
    Okuwa Co., Ltd.                                                                  4,000               33,210               0.0%
    Olympic Group Corp.                                                              1,500               13,761               0.0%
*   Olympus Corp.                                                                   12,800              459,585               0.0%
    Omron Corp.                                                                     11,800              558,549               0.1%
    ONO Sokki Co., Ltd.                                                              2,500               21,432               0.0%
    Onoken Co., Ltd.                                                                 4,100               42,178               0.0%
    Onward Holdings Co., Ltd.                                                       23,000              141,330               0.0%
    Optex Co., Ltd.                                                                  1,300               22,846               0.0%
    Oracle Corp. Japan                                                               1,000               38,713               0.0%
    Organo Corp.                                                                    12,000               51,498               0.0%
    Oriental Land Co., Ltd.                                                          1,200              256,607               0.0%
    Origin Electric Co., Ltd.                                                        6,000               22,723               0.0%
    Osaka Gas Co., Ltd.                                                             77,000              307,140               0.0%
    Osaka Organic Chemical Industry, Ltd.                                            1,400                6,058               0.0%
    Osaka Steel Co., Ltd.                                                            3,300               59,223               0.0%
    OSAKA Titanium Technologies Co., Ltd.                                            3,200               62,231               0.0%
    OSG Corp.                                                                       17,400              283,728               0.0%
    Otsuka Corp.                                                                     3,300              122,705               0.0%
    Otsuka Holdings Co., Ltd.                                                       21,000              736,639               0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Outsourcing, Inc.                                                                  800    $          11,500               0.0%
    Pacific Industrial Co., Ltd.                                                    10,000               75,775               0.0%
*   Pacific Metals Co., Ltd.                                                        45,000              142,363               0.0%
    Pack Corp. (The)                                                                 2,600               53,707               0.0%
    Pal Co., Ltd.                                                                    3,200               96,238               0.0%
    Paltac Corp.                                                                    10,350              126,118               0.0%
    PanaHome Corp.                                                                  24,000              160,611               0.0%
    Panasonic Corp.                                                                 88,300            1,062,359               0.1%
    Panasonic Corp. Sponsored ADR                                                   64,414              781,986               0.1%
    Panasonic Industrial Devices SUNX Co., Ltd.                                      5,800               31,209               0.0%
    Paramount Bed Holdings Co., Ltd.                                                 3,900              110,925               0.0%
    Parco Co., Ltd.                                                                  6,300               51,271               0.0%
    Paris Miki Holdings, Inc.                                                        3,700               16,447               0.0%
    Park24 Co., Ltd.                                                                13,100              198,226               0.0%
    Pasco Corp.                                                                      1,000                3,127               0.0%
    Pasona Group, Inc.                                                               2,700               13,294               0.0%
    Penta-Ocean Construction Co., Ltd.                                              55,000              179,756               0.0%
    Pigeon Corp.                                                                     3,900              243,116               0.0%
    Pilot Corp.                                                                      3,300              185,283               0.0%
    Piolax, Inc.                                                                     2,600              115,033               0.0%
*   Pioneer Corp.                                                                   87,200              228,779               0.0%
    Plenus Co., Ltd.                                                                 6,400              115,118               0.0%
    Pola Orbis Holdings, Inc.                                                        4,200              172,484               0.0%
    Press Kogyo Co., Ltd.                                                           32,000              127,831               0.0%
    Pressance Corp.                                                                  2,000               56,207               0.0%
    Prestige International, Inc.                                                     2,500               21,615               0.0%
    Prima Meat Packers, Ltd.                                                        49,000              115,482               0.0%
    Pronexus, Inc.                                                                   4,500               29,650               0.0%
    Proto Corp.                                                                      3,600               49,561               0.0%
    PS Mitsubishi Construction Co., Ltd.                                             5,200               22,647               0.0%
    Psc, Inc.                                                                          300               15,661               0.0%
    Qol Co., Ltd.                                                                    1,800               10,921               0.0%
    Raito Kogyo Co., Ltd.                                                            9,000               88,014               0.0%
    Rakuten, Inc.                                                                   21,800              245,827               0.0%
*   Rasa Industries, Ltd.                                                           39,000               47,568               0.0%
    Relo Holdings, Inc.                                                              2,600              183,957               0.0%
    Renaissance, Inc.                                                                  500                4,359               0.0%
    Rengo Co., Ltd.                                                                 70,000              308,144               0.0%
*   Renown, Inc.                                                                     7,000                7,037               0.0%
    Resona Holdings, Inc.                                                          201,900            1,154,825               0.1%
    Resorttrust, Inc.                                                               14,600              351,988               0.0%
    Ricoh Co., Ltd.                                                                101,381            1,046,997               0.1%
    Ricoh Leasing Co., Ltd.                                                          5,900              164,611               0.0%
    Riken Corp.                                                                     33,000              129,405               0.0%
    Riken Technos Corp.                                                              6,000               26,495               0.0%
    Riken Vitamin Co., Ltd.                                                          1,700               39,245               0.0%
    Ringer Hut Co., Ltd.                                                             2,600               40,165               0.0%
    Rinnai Corp.                                                                     1,400              124,358               0.0%
    Riso Kagaku Corp.                                                                3,680              111,281               0.0%
#*  Riso Kyoiku Co., Ltd.                                                            7,600               15,699               0.0%
    Rock Field Co., Ltd.                                                             2,800               47,690               0.0%
    Rohto Pharmaceutical Co., Ltd.                                                  14,000              203,080               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Rokko Butter Co., Ltd.                                                           2,100    $          22,896               0.0%
    Roland DG Corp.                                                                  2,300               97,083               0.0%
    Round One Corp.                                                                 26,200              158,063               0.0%
    Royal Holdings Co., Ltd.                                                         6,300              100,592               0.0%
    Ryobi, Ltd.                                                                     45,000              122,823               0.0%
    Ryohin Keikaku Co., Ltd.                                                         2,500              337,578               0.0%
    Ryosan Co., Ltd.                                                                 9,900              209,258               0.0%
    S Foods, Inc.                                                                    2,000               41,811               0.0%
    Sac's Bar Holdings, Inc.                                                         2,550               36,753               0.0%
    Sagami Chain Co., Ltd.                                                           2,000               18,992               0.0%
    Saibu Gas Co., Ltd.                                                             48,000              116,918               0.0%
    Saizeriya Co., Ltd.                                                              8,300              122,825               0.0%
    Sakai Chemical Industry Co., Ltd.                                               28,000               84,353               0.0%
    Sakai Moving Service Co., Ltd.                                                     300                9,573               0.0%
    Sakai Ovex Co., Ltd.                                                            19,000               27,467               0.0%
    Sakata INX Corp.                                                                12,000              122,795               0.0%
    Sakata Seed Corp.                                                                9,400              139,408               0.0%
    Sala Corp.                                                                       3,000               16,507               0.0%
    San-A Co., Ltd.                                                                  5,000              168,544               0.0%
    San-Ai Oil Co., Ltd.                                                            19,000              131,520               0.0%
    San-In Godo Bank, Ltd. (The)                                                     4,000               30,819               0.0%
    Sanden Corp.                                                                    25,000              144,181               0.0%
    Sanei Architecture Planning Co., Ltd.                                            1,300               10,551               0.0%
    Sangetsu Co., Ltd.                                                               9,900              250,704               0.0%
#*  Sanix, Inc.                                                                     17,500               80,410               0.0%
    Sanken Electric Co., Ltd.                                                       38,000              298,452               0.0%
    Sanko Marketing Foods Co., Ltd.                                                    700                5,715               0.0%
    Sanko Metal Industrial Co., Ltd.                                                 4,000                9,159               0.0%
    Sankyo Co., Ltd.                                                                 6,000              218,346               0.0%
    Sankyo Tateyama, Inc.                                                            8,700              155,958               0.0%
    Sankyu, Inc.                                                                    87,000              402,224               0.0%
    Sanoh Industrial Co., Ltd.                                                       6,500               42,290               0.0%
    Sanrio Co., Ltd.                                                                 6,100              176,366               0.0%
    Sanshin Electronics Co., Ltd.                                                    7,000               49,572               0.0%
    Santen Pharmaceutical Co., Ltd.                                                  3,100              185,028               0.0%
    Sanwa Holdings Corp.                                                            58,000              402,173               0.0%
    Sanyo Chemical Industries, Ltd.                                                 23,000              143,410               0.0%
    Sanyo Denki Co., Ltd.                                                           10,000               71,513               0.0%
    Sanyo Electric Railway Co., Ltd.                                                 3,000               12,392               0.0%
    Sanyo Shokai, Ltd.                                                              38,000               92,317               0.0%
    Sanyo Special Steel Co., Ltd.                                                   36,000              123,556               0.0%
    Sapporo Holdings, Ltd.                                                         120,000              519,338               0.1%
    Sato Holdings Corp.                                                              5,700              150,129               0.0%
    Satori Electric Co., Ltd.                                                        2,700               17,538               0.0%
    Sawada Holdings Co., Ltd.                                                        7,000               49,986               0.0%
    Sawai Pharmaceutical Co., Ltd.                                                   5,200              309,802               0.0%
    Saxa Holdings, Inc.                                                              6,000                8,505               0.0%
    SBI Holdings, Inc.                                                              59,430              685,319               0.1%
    SBS Holdings, Inc.                                                               2,700               23,507               0.0%
    Scroll Corp.                                                                     8,200               18,793               0.0%
    SCSK Corp.                                                                       4,900              131,728               0.0%
    Secom Co., Ltd.                                                                  7,000              431,375               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Sega Sammy Holdings, Inc.                                                       13,600    $         216,043               0.0%
    Seika Corp.                                                                     16,000               38,196               0.0%
    Seikitokyu Kogyo Co., Ltd.                                                       2,200               12,312               0.0%
    Seiko Epson Corp.                                                               29,500            1,368,939               0.1%
    Seiko Holdings Corp.                                                            51,000              254,160               0.0%
    Seino Holdings Co., Ltd.                                                        33,000              258,747               0.0%
    Seiren Co., Ltd.                                                                10,500               91,692               0.0%
    Sekisui Chemical Co., Ltd.                                                      67,000              835,046               0.1%
    Sekisui House, Ltd.                                                             71,000              882,877               0.1%
    Sekisui Jushi Corp.                                                              7,900              107,662               0.0%
    Sekisui Plastics Co., Ltd.                                                      13,000               35,247               0.0%
    Senko Co., Ltd.                                                                 33,000              140,362               0.0%
    Senshu Electric Co., Ltd.                                                        1,300               19,616               0.0%
    Senshu Ikeda Holdings, Inc.                                                     59,440              307,506               0.0%
    Senshukai Co., Ltd.                                                              8,300               66,621               0.0%
    Seria Co., Ltd.                                                                  3,600              151,186               0.0%
    Seven & I Holdings Co., Ltd.                                                    29,900            1,167,777               0.1%
    Seven Bank, Ltd.                                                                40,700              169,979               0.0%
#*  Sharp Corp.                                                                    122,000              307,252               0.0%
    Shibaura Mechatronics Corp.                                                     21,000               67,371               0.0%
    Shibuya Kogyo Co., Ltd.                                                          2,600               64,860               0.0%
    Shidax Corp.                                                                     1,700                7,586               0.0%
    Shiga Bank, Ltd. (The)                                                          67,000              375,250               0.0%
    Shikibo, Ltd.                                                                   29,000               31,735               0.0%
    Shikoku Bank, Ltd. (The)                                                        67,000              142,197               0.0%
    Shikoku Chemicals Corp.                                                         11,000               76,245               0.0%
*   Shikoku Electric Power Co., Inc.                                                17,700              242,893               0.0%
    Shima Seiki Manufacturing, Ltd.                                                  9,100              146,605               0.0%
    Shimachu Co., Ltd.                                                              12,300              316,679               0.0%
    Shimadzu Corp.                                                                  48,000              417,663               0.0%
    Shimamura Co., Ltd.                                                              3,900              343,017               0.0%
    Shimano, Inc.                                                                    2,900              384,556               0.0%
    Shimizu Bank, Ltd. (The)                                                         1,800               51,598               0.0%
    Shimizu Corp.                                                                   59,000              435,403               0.0%
    Shimojima Co., Ltd.                                                                700                6,467               0.0%
    Shin Nippon Air Technologies Co., Ltd.                                           3,500               28,499               0.0%
    Shin-Etsu Chemical Co., Ltd.                                                    15,100              969,248               0.1%
    Shin-Keisei Electric Railway Co., Ltd.                                           7,000               24,461               0.0%
    Shinagawa Refractories Co., Ltd.                                                17,000               41,853               0.0%
    Shindengen Electric Manufacturing Co., Ltd.                                     24,000              156,346               0.0%
    Shinko Electric Industries Co., Ltd.                                            26,400              153,302               0.0%
    Shinko Plantech Co., Ltd.                                                        7,800               59,629               0.0%
    Shinko Shoji Co., Ltd.                                                           5,300               50,251               0.0%
    Shinmaywa Industries, Ltd.                                                      24,000              215,546               0.0%
    Shinsei Bank, Ltd.                                                             217,000              487,680               0.0%
    Shinsho Corp.                                                                    8,000               19,845               0.0%
    Shionogi & Co., Ltd.                                                            29,300              766,539               0.1%
    Ship Healthcare Holdings, Inc.                                                   6,800              159,162               0.0%
    Shiroki Corp.                                                                   13,000               26,283               0.0%
    Shiseido Co., Ltd.                                                              20,400              338,521               0.0%
    Shizuoka Bank, Ltd. (The)                                                       74,000              764,625               0.1%
    Shizuoka Gas Co., Ltd.                                                          16,500              108,109               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    SHO-BOND Holdings Co., Ltd.                                                      2,100    $          81,144               0.0%
    Shochiku Co., Ltd.                                                               9,000               84,443               0.0%
    Shoko Co., Ltd.                                                                  4,000                5,937               0.0%
    Showa Aircraft Industry Co., Ltd.                                                2,000               20,189               0.0%
    Showa Corp.                                                                     15,400              166,589               0.0%
    Showa Denko K.K.                                                               388,000              513,454               0.1%
    Showa Sangyo Co., Ltd.                                                          18,000               69,926               0.0%
    Showa Shell Sekiyu K.K.                                                         43,000              368,953               0.0%
    Siix Corp.                                                                       7,200              125,035               0.0%
    Sinanen Co., Ltd.                                                               10,000               39,427               0.0%
    Sinfonia Technology Co., Ltd.                                                   20,000               28,851               0.0%
    Sinko Industries, Ltd.                                                           1,900               17,160               0.0%
    Sintokogio, Ltd.                                                                15,700              109,045               0.0%
    SKY Perfect JSAT Holdings, Inc.                                                 48,500              297,732               0.0%
    SMC Corp.                                                                          900              255,270               0.0%
    SMK Corp.                                                                       14,000               56,248               0.0%
    SMS Co., Ltd.                                                                    2,100               61,143               0.0%
    Soda Nikka Co., Ltd.                                                             3,000               12,553               0.0%
    Sodick Co., Ltd.                                                                11,700               94,599               0.0%
    Softbank Corp.                                                                  27,996            2,038,092               0.1%
    Software Service, Inc.                                                             300               11,425               0.0%
    Sogo Medical Co., Ltd.                                                           1,600               76,400               0.0%
    Sojitz Corp.                                                                   294,700              439,287               0.0%
    Sompo Japan Nipponkoa Holdings, Inc.                                            20,075              505,500               0.1%
    Sony Corp.                                                                      48,500              957,551               0.1%
    Sony Corp. Sponsored ADR                                                        52,202            1,034,644               0.1%
    Sony Financial Holdings, Inc.                                                   16,500              263,418               0.0%
    Sotetsu Holdings, Inc.                                                          48,000              180,332               0.0%
    Square Enix Holdings Co., Ltd.                                                   5,900              121,424               0.0%
    St Marc Holdings Co., Ltd.                                                       2,300              120,247               0.0%
    Stanley Electric Co., Ltd.                                                      18,100              367,984               0.0%
    Star Micronics Co., Ltd.                                                         8,400              127,736               0.0%
    Starbucks Coffee Japan, Ltd.                                                     5,400               70,584               0.0%
    Start Today Co., Ltd.                                                            6,000              129,823               0.0%
    Starts Corp., Inc.                                                               3,000               44,797               0.0%
    Starzen Co., Ltd.                                                               12,000               34,885               0.0%
    Stella Chemifa Corp.                                                             2,500               31,206               0.0%
    Studio Alice Co., Ltd.                                                           3,400               44,034               0.0%
    Sugi Holdings Co., Ltd.                                                          3,300              144,121               0.0%
    Sumco Corp.                                                                     21,700              291,846               0.0%
    Sumida Corp.                                                                     3,200               22,692               0.0%
    Suminoe Textile Co., Ltd.                                                       13,000               35,597               0.0%
    Sumitomo Bakelite Co., Ltd.                                                      3,000               11,806               0.0%
    Sumitomo Chemical Co., Ltd.                                                    333,355            1,143,553               0.1%
    Sumitomo Corp.                                                                  80,600              859,979               0.1%
    Sumitomo Dainippon Pharma Co., Ltd.                                             11,200              132,114               0.0%
    Sumitomo Densetsu Co., Ltd.                                                      4,800               59,352               0.0%
    Sumitomo Electric Industries, Ltd.                                              59,800              817,382               0.1%
    Sumitomo Forestry Co., Ltd.                                                     37,000              388,795               0.0%
    Sumitomo Heavy Industries, Ltd.                                                140,000              767,540               0.1%
    Sumitomo Metal Mining Co., Ltd.                                                 56,000              776,861               0.1%
*   Sumitomo Mitsui Construction Co., Ltd.                                         164,300              196,596               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Sumitomo Mitsui Financial Group, Inc.                                          110,183    $       4,493,583               0.3%
    Sumitomo Mitsui Trust Holdings, Inc.                                           249,440            1,018,394               0.1%
    Sumitomo Osaka Cement Co., Ltd.                                                118,000              368,869               0.0%
    Sumitomo Precision Products Co., Ltd.                                            7,000               27,254               0.0%
    Sumitomo Real Estate Sales Co., Ltd.                                             3,400               78,295               0.0%
    Sumitomo Realty & Development Co., Ltd.                                          9,000              337,401               0.0%
    Sumitomo Riko Co., Ltd.                                                         14,700              126,338               0.0%
    Sumitomo Rubber Industries, Ltd.                                                30,900              427,070               0.0%
    Sumitomo Seika Chemicals Co., Ltd.                                              14,000               85,885               0.0%
    Sumitomo Warehouse Co., Ltd. (The)                                              49,000              268,727               0.0%
    Sun Frontier Fudousan Co., Ltd.                                                  6,100               66,950               0.0%
    Sun-Wa Technos Corp.                                                             3,400               34,979               0.0%
    Sundrug Co., Ltd.                                                                4,500              217,384               0.0%
    Suruga Bank, Ltd.                                                               25,000              522,659               0.1%
    Suzuken Co., Ltd.                                                               11,400              305,643               0.0%
    Suzuki Motor Corp.                                                              32,200            1,079,295               0.1%
    Sysmex Corp.                                                                     7,800              332,983               0.0%
    Systena Corp.                                                                    2,400               18,117               0.0%
    T Hasegawa Co., Ltd.                                                             3,800               58,360               0.0%
    T RAD Co., Ltd.                                                                 14,000               32,959               0.0%
    T&D Holdings, Inc.                                                              86,200            1,110,384               0.1%
    T&K Toka Co., Ltd.                                                               2,800               62,579               0.0%
    T-Gaia Corp.                                                                     4,300               42,991               0.0%
    Tabuchi Electric Co., Ltd.                                                       6,000               52,665               0.0%
    Tachi-S Co., Ltd.                                                                7,300               92,563               0.0%
    Tachibana Eletech Co., Ltd.                                                      2,600               33,318               0.0%
    Tadano, Ltd.                                                                    18,000              269,071               0.0%
    Taiheiyo Cement Corp.                                                          119,000              436,605               0.0%
    Taiho Kogyo Co., Ltd.                                                            6,900               70,594               0.0%
    Taikisha, Ltd.                                                                   5,600              124,446               0.0%
    Taiko Bank, Ltd. (The)                                                           1,000                2,031               0.0%
    Taiko Pharmaceutical Co., Ltd.                                                   4,000               72,221               0.0%
    Taisei Corp.                                                                    45,000              250,243               0.0%
    Taisei Lamick Co., Ltd.                                                          1,100               26,891               0.0%
    Taiyo Holdings Co., Ltd.                                                         2,800               91,248               0.0%
    Taiyo Nippon Sanso Corp.                                                        54,000              486,165               0.0%
    Taiyo Yuden Co., Ltd.                                                           34,500              354,646               0.0%
    Takaoka Toko Co., Ltd.                                                           1,980               28,695               0.0%
    Takara Holdings, Inc.                                                           32,000              254,752               0.0%
    Takara Leben Co., Ltd.                                                          36,800              155,939               0.0%
    Takara Standard Co., Ltd.                                                       29,000              236,827               0.0%
    Takasago International Corp.                                                    15,000               71,785               0.0%
    Takasago Thermal Engineering Co., Ltd.                                          14,600              188,430               0.0%
    Takashima & Co., Ltd.                                                           16,000               33,553               0.0%
    Takashimaya Co., Ltd.                                                           60,000              511,115               0.1%
    Takata Corp.                                                                    11,500              150,282               0.0%
    Take And Give Needs Co., Ltd.                                                    1,920               20,226               0.0%
    Takeda Pharmaceutical Co., Ltd.                                                 15,700              680,569               0.1%
    Takeei Corp.                                                                     5,400               51,161               0.0%
    Takeuchi Manufacturing Co., Ltd.                                                 3,300              138,713               0.0%
    Takihyo Co., Ltd.                                                                5,000               18,448               0.0%
    Takiron Co., Ltd.                                                               10,000               49,593               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Takisawa Machine Tool Co., Ltd.                                                 14,000    $          27,450               0.0%
    Takuma Co., Ltd.                                                                21,000              134,076               0.0%
    Tama Home Co., Ltd.                                                              1,700                9,262               0.0%
    Tamron Co., Ltd.                                                                 3,700               73,241               0.0%
    Tamura Corp.                                                                    19,000               71,616               0.0%
    Tanseisha Co., Ltd.                                                              5,200               47,750               0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                                       15,000               75,848               0.0%
    Tayca Corp.                                                                      5,000               19,888               0.0%
    TBK Co., Ltd.                                                                    7,000               42,550               0.0%
    TDK Corp.                                                                       11,700              664,117               0.1%
    TDK Corp. Sponsored ADR                                                          7,012              399,684               0.0%
    Teijin, Ltd.                                                                   252,000              616,090               0.1%
    Teikoku Electric Manufacturing Co., Ltd.                                         5,600               63,321               0.0%
    Terumo Corp.                                                                    12,500              312,483               0.0%
    THK Co., Ltd.                                                                   14,300              359,686               0.0%
    Toa Corp.(6894434)                                                               6,000               60,371               0.0%
    Toa Corp.(6894508)                                                              68,000              125,002               0.0%
    Toa Oil Co., Ltd.                                                                6,000                8,492               0.0%
    TOA ROAD Corp.                                                                  18,000               65,391               0.0%
    Toagosei Co., Ltd.                                                              64,000              279,707               0.0%
*   Tobishima Corp.                                                                 31,100               85,100               0.0%
    Tobu Railway Co., Ltd.                                                          43,000              217,522               0.0%
    Tobu Store Co., Ltd.                                                            10,000               25,662               0.0%
    TOC Co., Ltd.                                                                   16,400              119,656               0.0%
    Tocalo Co., Ltd.                                                                 2,800               52,819               0.0%
    Tochigi Bank, Ltd. (The)                                                        31,000              126,011               0.0%
    Toda Corp.                                                                      56,000              247,630               0.0%
    Toei Animation Co., Ltd.                                                           900               23,299               0.0%
    Toei Co., Ltd.                                                                  20,000              105,531               0.0%
    Toenec Corp.                                                                     3,000               15,969               0.0%
    Toho Bank, Ltd. (The)                                                           74,000              272,164               0.0%
    Toho Co., Ltd.(6895200)                                                          5,200              119,275               0.0%
    Toho Co., Ltd.(6895211)                                                          9,000               34,030               0.0%
    Toho Gas Co., Ltd.                                                              44,000              237,971               0.0%
    Toho Holdings Co., Ltd.                                                         12,100              158,296               0.0%
#*  Toho Titanium Co., Ltd.                                                          8,100               51,747               0.0%
    Toho Zinc Co., Ltd.                                                             46,000              157,543               0.0%
    Tohoku Bank, Ltd. (The)                                                         19,000               26,674               0.0%
    Tohoku Electric Power Co., Inc.                                                 19,900              248,714               0.0%
    Tokai Carbon Co., Ltd.                                                          61,000              159,122               0.0%
    Tokai Corp/Gifu                                                                  2,100               63,185               0.0%
    TOKAI Holdings Corp.                                                            21,300              103,758               0.0%
    Tokai Lease Co., Ltd.                                                            2,000                3,568               0.0%
    Tokai Rika Co., Ltd.                                                            17,700              337,120               0.0%
    Token Corp.                                                                      2,220              100,518               0.0%
    Tokio Marine Holdings, Inc.                                                     51,500            1,651,508               0.1%
    Tokio Marine Holdings, Inc. ADR                                                  1,000               32,510               0.0%
    Toko, Inc.                                                                       6,000               15,980               0.0%
    Tokushu Tokai Paper Co., Ltd.                                                   22,000               51,238               0.0%
    Tokuyama Corp.                                                                  94,000              274,772               0.0%
    Tokyo Dome Corp.                                                                54,000              230,050               0.0%
*   Tokyo Electric Power Co., Inc.                                                  61,688              222,429               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Tokyo Electron, Ltd.                                                            14,000    $         897,605               0.1%
    Tokyo Energy & Systems, Inc.                                                     6,000               42,224               0.0%
    Tokyo Gas Co., Ltd.                                                             49,000              282,451               0.0%
    Tokyo Keiki, Inc.                                                               12,000               29,784               0.0%
    Tokyo Rakutenchi Co., Ltd.                                                       7,000               31,598               0.0%
*   Tokyo Rope Manufacturing Co., Ltd.                                              27,000               41,971               0.0%
    Tokyo Sangyo Co., Ltd.                                                           4,000               15,573               0.0%
    Tokyo Seimitsu Co., Ltd.                                                         8,700              141,571               0.0%
    Tokyo Steel Manufacturing Co., Ltd.                                             27,700              148,594               0.0%
    Tokyo Tatemono Co., Ltd.                                                        39,000              340,445               0.0%
    Tokyo Tekko Co., Ltd.                                                           12,000               55,165               0.0%
    Tokyo Theatres Co., Inc.                                                        21,000               27,858               0.0%
*   Tokyo TY Financial Group, Inc.                                                   9,713              310,856               0.0%
    Tokyu Corp.                                                                     49,000              323,540               0.0%
    Tokyu Fudosan Holdings Corp.                                                    63,525              451,492               0.0%
    Toli Corp.                                                                      17,000               36,541               0.0%
    Tomato Bank, Ltd.                                                               11,000               17,898               0.0%
    Tomen Devices Corp.                                                                100                1,590               0.0%
    Tomen Electronics Corp.                                                          1,700               25,075               0.0%
    Tomoe Corp.                                                                      9,500               36,956               0.0%
    Tomoe Engineering Co., Ltd.                                                      2,100               33,067               0.0%
    Tomoku Co., Ltd.                                                                21,000               54,615               0.0%
    TOMONY Holdings, Inc.                                                           54,000              240,905               0.0%
    Tomy Co., Ltd.                                                                  30,000              155,189               0.0%
    Tonami Holdings Co., Ltd.                                                       16,000               34,142               0.0%
    TonenGeneral Sekiyu K.K.                                                        14,000              122,192               0.0%
    Topcon Corp.                                                                    12,700              298,198               0.0%
    Toppan Forms Co., Ltd.                                                          20,000              188,628               0.0%
    Toppan Printing Co., Ltd.                                                       67,000              455,883               0.0%
    Topre Corp.                                                                     13,700              193,997               0.0%
    Topy Industries, Ltd.                                                           71,000              137,270               0.0%
    Toray Industries, Inc.                                                         167,000            1,121,142               0.1%
    Toridoll.corp                                                                    4,800               54,924               0.0%
    Torishima Pump Manufacturing Co., Ltd.                                           9,100               69,000               0.0%
    Tosei Corp.                                                                      9,800               66,050               0.0%
    Toshiba Corp.                                                                  166,000              733,075               0.1%
    Toshiba Plant Systems & Services Corp.                                           9,000              150,645               0.0%
    Toshiba TEC Corp.                                                               40,000              282,273               0.0%
    Tosho Co., Ltd.                                                                  1,600               33,949               0.0%
    Tosho Printing Co., Ltd.                                                        11,000               36,897               0.0%
    Tosoh Corp.                                                                    155,000              674,030               0.1%
    Totetsu Kogyo Co., Ltd.                                                          6,000              135,918               0.0%
    TOTO, Ltd.                                                                      25,000              282,097               0.0%
    Tottori Bank, Ltd. (The)                                                        13,000               25,649               0.0%
    Towa Bank, Ltd. (The)                                                           98,000               87,681               0.0%
    Towa Corp.                                                                       4,000               23,094               0.0%
    Towa Pharmaceutical Co., Ltd.                                                    3,100              136,866               0.0%
    Toyo Construction Co., Ltd.                                                     18,700               88,079               0.0%
    Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.                         8,000               28,799               0.0%
    Toyo Engineering Corp.                                                          22,000              112,676               0.0%
    Toyo Ink SC Holdings Co., Ltd.                                                  59,000              272,137               0.0%
    Toyo Kanetsu K.K.                                                               27,000               63,152               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Toyo Securities Co., Ltd.                                                       21,000    $          59,824               0.0%
    Toyo Seikan Group Holdings, Ltd.                                                21,700              263,149               0.0%
    Toyo Suisan Kaisha, Ltd.                                                        11,000              379,899               0.0%
    Toyo Tanso Co., Ltd.                                                             4,700               87,046               0.0%
    Toyo Tire & Rubber Co., Ltd.                                                    21,500              354,669               0.0%
    Toyobo Co., Ltd.                                                               278,000              400,150               0.0%
    Toyoda Gosei Co., Ltd.                                                          26,100              501,428               0.0%
    Toyota Boshoku Corp.                                                            20,100              228,268               0.0%
    Toyota Motor Corp.                                                              51,655            3,108,452               0.2%
    Toyota Motor Corp. Sponsored ADR                                                41,028            4,978,748               0.3%
    Toyota Tsusho Corp.                                                             35,200              887,571               0.1%
    TPR Co., Ltd.                                                                    6,000              142,235               0.0%
    Trancom Co., Ltd.                                                                2,000               83,579               0.0%
    Transcosmos, Inc.                                                                5,800              108,459               0.0%
    Trend Micro, Inc.                                                                6,100              205,543               0.0%
    Trusco Nakayama Corp.                                                            6,100              163,600               0.0%
    TS Tech Co., Ltd.                                                               16,800              412,921               0.0%
    Tsubakimoto Chain Co.                                                           43,000              339,196               0.0%
*   Tsudakoma Corp.                                                                 12,000               16,139               0.0%
    Tsugami Corp.                                                                   15,000               77,026               0.0%
#   Tsukada Global Holdings, Inc.                                                    2,000               16,273               0.0%
    Tsukishima Kikai Co., Ltd.                                                       6,000               67,346               0.0%
    Tsukuba Bank, Ltd.                                                              21,400               73,342               0.0%
    Tsukui Corp.                                                                     6,200               59,942               0.0%
    Tsumura & Co.                                                                   13,100              293,123               0.0%
    Tsuruha Holdings, Inc.                                                           5,000              295,204               0.0%
    Tsurumi Manufacturing Co., Ltd.                                                  4,000               66,276               0.0%
    UACJ Corp.                                                                      65,908              242,813               0.0%
    Ube Industries, Ltd.                                                           268,200              415,258               0.0%
    Uchiyama Holdings Co., Ltd.                                                      1,500                8,712               0.0%
    UKC Holdings Corp.                                                               2,700               43,932               0.0%
*   Ulvac, Inc.                                                                     14,100              175,581               0.0%
    Unicharm Corp.                                                                   6,000              139,521               0.0%
    Uniden Corp.                                                                    12,000               24,792               0.0%
    Union Tool Co.                                                                   3,600               92,872               0.0%
    Unipres Corp.                                                                   13,100              260,688               0.0%
    United Arrows, Ltd.                                                              3,800              142,405               0.0%
*   Unitika, Ltd.                                                                  233,000              103,280               0.0%
    Universal Entertainment Corp.                                                    7,600              120,334               0.0%
    UNY Group Holdings Co., Ltd.                                                    74,800              396,547               0.0%
*   Usen Corp.                                                                      32,570              102,359               0.0%
    Ushio, Inc.                                                                     27,600              289,655               0.0%
    USS Co., Ltd.                                                                   12,400              195,151               0.0%
    UT Holdings Co., Ltd.                                                            5,700               26,974               0.0%
    Utoc Corp.                                                                       2,600               11,860               0.0%
    Valor Co., Ltd.                                                                 12,100              196,136               0.0%
    Vital KSK Holdings, Inc.                                                         7,300               62,258               0.0%
    Vitec Co., Ltd.                                                                  1,200                8,111               0.0%
    VT Holdings Co., Ltd.                                                           11,600               45,811               0.0%
    Wacoal Holdings Corp.                                                           29,000              301,998               0.0%
#   Wacom Co., Ltd.                                                                 30,900              118,557               0.0%
    Wakachiku Construction Co., Ltd.                                                18,000               36,409               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Wakita & Co., Ltd.                                                              12,300    $         122,908               0.0%
    Warabeya Nichiyo Co., Ltd.                                                       3,200               56,113               0.0%
    WATAMI Co., Ltd.                                                                 8,800              102,888               0.0%
    Weathernews, Inc.                                                                1,800               49,190               0.0%
    Welcia Holdings Co., Ltd.                                                        7,200              240,532               0.0%
    Wellnet Corp.                                                                      600                9,440               0.0%
    West Holdings Corp.                                                              2,400               22,339               0.0%
    West Japan Railway Co.                                                           6,400              305,058               0.0%
    Wood One Co., Ltd.                                                               7,000               17,967               0.0%
    Wowow, Inc.                                                                      1,700               72,731               0.0%
    Xebio Co., Ltd.                                                                  8,000              125,192               0.0%
    Yahagi Construction Co., Ltd.                                                    5,000               37,853               0.0%
    Yahoo Japan Corp.                                                               36,500              131,495               0.0%
    Yaizu Suisankagaku Industry Co., Ltd.                                              500                4,448               0.0%
    Yakult Honsha Co., Ltd.                                                          1,900              105,221               0.0%
    YAMABIKO Corp.                                                                   2,100               83,178               0.0%
    Yamada Denki Co., Ltd.                                                         128,600              412,243               0.0%
    Yamagata Bank, Ltd. (The)                                                       55,000              260,434               0.0%
    Yamaguchi Financial Group, Inc.                                                 50,000              477,545               0.0%
    Yamaha Corp.                                                                    36,400              498,933               0.0%
    Yamaha Motor Co., Ltd.                                                          27,900              527,804               0.1%
    Yamaichi Electronics Co., Ltd.                                                   9,600               74,262               0.0%
    Yamanashi Chuo Bank, Ltd. (The)                                                 39,000              176,400               0.0%
    Yamatane Corp.                                                                  21,000               32,429               0.0%
    Yamato Holdings Co., Ltd.                                                       29,700              635,051               0.1%
    Yamato Kogyo Co., Ltd.                                                           8,700              281,836               0.0%
    Yamaya Corp.                                                                       400                5,734               0.0%
#   Yamazaki Baking Co., Ltd.                                                       26,000              321,428               0.0%
    Yamazen Corp.                                                                   13,000              101,234               0.0%
    Yaoko Co., Ltd.                                                                  1,900              116,719               0.0%
    Yaskawa Electric Corp.                                                          23,400              303,315               0.0%
    Yasuda Logistics Corp.                                                           4,900               44,055               0.0%
    Yellow Hat, Ltd.                                                                 3,300               70,638               0.0%
    Yokogawa Bridge Holdings Corp.                                                   7,000               89,994               0.0%
    Yokogawa Electric Corp.                                                         18,200              253,215               0.0%
    Yokohama Reito Co., Ltd.                                                        14,100              104,547               0.0%
    Yokohama Rubber Co., Ltd. (The)                                                 58,000              526,497               0.1%
    Yokowo Co., Ltd.                                                                 3,300               17,267               0.0%
    Yomiuri Land Co., Ltd.                                                          14,000               61,931               0.0%
    Yondoshi Holdings, Inc.                                                          3,500               63,035               0.0%
    Yorozu Corp.                                                                     4,600               79,154               0.0%
    Yoshinoya Holdings Co., Ltd.                                                    10,200              116,858               0.0%
    Yuasa Trading Co., Ltd.                                                          4,000               75,452               0.0%
    Yuken Kogyo Co., Ltd.                                                            9,000               19,963               0.0%
    Yumeshin Holdings Co., Ltd.                                                      2,500               17,732               0.0%
    Yusen Logistics Co., Ltd.                                                        5,100               51,440               0.0%
    Zenrin Co., Ltd.                                                                 5,000               61,467               0.0%
    Zensho Holdings Co., Ltd.                                                       34,000              308,630               0.0%
    Zeon Corp.                                                                      52,000              481,328               0.0%
    ZERIA Pharmaceutical Co., Ltd.                                                   4,200               84,293               0.0%
    Zojirushi Corp.                                                                  3,000               18,767               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Zuiko Corp.                                                                        500    $          23,975               0.0%
                                                                                              -----------------    --------------
TOTAL JAPAN                                                                                         313,325,118              15.7%
                                                                                              -----------------    --------------
MALAYSIA -- (1.0%)
    Aeon Co. M Bhd                                                                 120,000              136,780               0.0%
    Affin Holdings Bhd                                                             109,590              107,690               0.0%
    AirAsia Bhd                                                                    453,200              344,495               0.1%
    Alam Maritim Resources Bhd                                                     106,700               35,762               0.0%
    Alliance Financial Group Bhd                                                   229,200              334,053               0.0%
    Amcorp Properties Bhd                                                           27,200                7,735               0.0%
    AMMB Holdings Bhd                                                              235,800              486,169               0.1%
    APM Automotive Holdings Bhd                                                     34,700               59,065               0.0%
    Astro Malaysia Holdings Bhd                                                     35,600               35,729               0.0%
    Axiata Group Bhd                                                               136,425              292,454               0.0%
    Batu Kawan Bhd                                                                  27,600              154,761               0.0%
    Berjaya Corp. Bhd                                                              505,200               78,336               0.0%
    Berjaya Land Bhd                                                                76,000               19,417               0.0%
    Berjaya Sports Toto Bhd                                                         96,470              105,888               0.0%
    BIMB Holdings Bhd                                                               71,100               92,399               0.0%
    Bonia Corp. Bhd                                                                 82,000               28,401               0.0%
    Boustead Holdings Bhd                                                          112,704              173,074               0.0%
    Boustead Plantations Bhd                                                        22,500               10,395               0.0%
    British American Tobacco Malaysia Bhd                                            8,100              171,265               0.0%
*   Bumi Armada Bhd                                                                267,350              127,670               0.0%
    Bursa Malaysia Bhd                                                              38,400               94,503               0.0%
    Cahya Mata Sarawak Bhd                                                         134,100              176,725               0.0%
    Carlsberg Brewery Malaysia Bhd Class B                                          18,700               63,113               0.0%
    CB Industrial Product Holding Bhd                                              102,800               75,312               0.0%
    CIMB Group Holdings Bhd                                                        279,794              552,493               0.1%
    Coastal Contracts Bhd                                                           42,800               52,006               0.0%
    CSC Steel Holdings Bhd                                                          47,300               15,952               0.0%
    Cypark Resources Bhd                                                            22,100               17,470               0.0%
    Dayang Enterprise Holdings Bhd                                                  54,439               48,645               0.0%
    Dialog Group Bhd                                                               390,658              192,700               0.0%
    DiGi.Com Bhd                                                                    61,000              114,829               0.0%
    DKSH Holdings Malaysia Bhd                                                      22,800               42,964               0.0%
    DRB-Hicom Bhd                                                                  258,300              167,271               0.0%
    Dutch Lady Milk Industries Bhd                                                   2,400               33,929               0.0%
    Eastern & Oriental Bhd                                                         194,500              165,645               0.0%
    Eversendai Corp. Bhd                                                            39,200                9,638               0.0%
    Faber Group Bhd                                                                 98,900               97,548               0.0%
    Gamuda Bhd                                                                     247,200              385,194               0.1%
    Genting Bhd                                                                    132,500              392,818               0.1%
    Genting Malaysia Bhd                                                           376,500              492,369               0.1%
    Genting Plantations Bhd                                                         47,900              153,995               0.0%
    Globetronics Technology Bhd                                                     37,900               52,190               0.0%
    Glomac Bhd                                                                      86,600               29,215               0.0%
    Guinness Anchor Bhd                                                             23,000               90,498               0.0%
    HAP Seng Consolidated Bhd                                                      242,580              324,649               0.0%
    Hap Seng Plantations Holdings Bhd                                               77,600               61,094               0.0%
    Hartalega Holdings Bhd                                                          32,000               68,108               0.0%
    Hock Seng LEE BHD                                                               55,900               33,275               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
MALAYSIA -- (Continued)
    Hong Leong Bank Bhd                                                             61,580    $         273,773               0.0%
    Hong Leong Financial Group Bhd                                                  41,700              229,452               0.0%
    Hong Leong Industries Bhd                                                       31,400               45,679               0.0%
    Hua Yang Bhd                                                                    48,800               34,406               0.0%
*   Hume Industries Bhd                                                             33,912               41,219               0.0%
    IGB Corp. Bhd                                                                  237,994              208,432               0.0%
    IJM Corp. Bhd                                                                  397,460              835,656               0.1%
    IJM Land Bhd                                                                   143,000              149,462               0.0%
    IJM Plantations Bhd                                                             80,200               87,548               0.0%
    Inari Amertron Bhd                                                              45,900               41,875               0.0%
    Insas Bhd                                                                      128,000               42,840               0.0%
    IOI Corp. Bhd                                                                   81,326              120,908               0.0%
    IOI Properties Group Bhd                                                        25,012               20,919               0.0%
    Iris Corp. Bhd                                                                 271,500               29,322               0.0%
*   Iskandar Waterfront City Bhd                                                    91,000               41,266               0.0%
    Kian JOO CAN Factory Bhd                                                        56,700               49,821               0.0%
    KLCCP Stapled Group                                                             52,600              110,012               0.0%
*   KNM Group Bhd                                                                  446,525              109,255               0.0%
    Kossan Rubber Industries                                                        59,300               82,947               0.0%
    KPJ Healthcare Bhd                                                              66,550               79,116               0.0%
*   KSL Holdings Bhd                                                                26,100               35,895               0.0%
    Kuala Lumpur Kepong Bhd                                                         27,100              189,468               0.0%
*   Kulim Malaysia Bhd                                                             119,700              124,379               0.0%
    Kumpulan Perangsang Selangor Bhd                                                43,300               20,807               0.0%
    Lafarge Malaysia Bhd                                                            54,000              172,012               0.0%
*   Landmarks Bhd                                                                   74,700               27,498               0.0%
    LBS Bina Group Bhd                                                              88,200               44,260               0.0%
    Lingkaran Trans Kota Holdings Bhd                                               39,000               46,238               0.0%
    Lion Industries Corp. Bhd                                                      118,500               21,973               0.0%
    LPI Capital Bhd                                                                  8,480               47,077               0.0%
    Magnum Bhd                                                                      11,600               10,545               0.0%
    Mah Sing Group Bhd                                                             244,548              176,945               0.0%
    Malayan Banking Bhd                                                            333,589              984,129               0.1%
    Malaysia Airports Holdings Bhd                                                 135,625              297,741               0.0%
    Malaysia Building Society Bhd                                                   94,214               74,148               0.0%
    Malaysia Marine and Heavy Engineering Holdings Bhd                              31,800               21,936               0.0%
*   Malaysian Airline System Bhd                                                   877,500               68,084               0.0%
    Malaysian Pacific Industries Bhd                                                25,375               40,739               0.0%
    Malaysian Resources Corp. Bhd                                                  271,150              130,269               0.0%
    Maxis Bhd                                                                       54,500              111,692               0.0%
    MBM Resources Bhd                                                               42,310               36,799               0.0%
    Media Prima Bhd                                                                143,900               85,752               0.0%
    MISC Bhd                                                                        54,880              114,496               0.0%
    MK Land Holdings BHD                                                           131,800               19,047               0.0%
    MKH Bhd                                                                         67,480               68,910               0.0%
    MMC Corp. Bhd                                                                  195,100              156,634               0.0%
    MNRB Holdings Bhd                                                               17,800               23,878               0.0%
    Mudajaya Group Bhd                                                              54,900               34,718               0.0%
    Muhibbah Engineering M Bhd                                                     115,700              102,002               0.0%
*   Mulpha International Bhd                                                       518,800               67,061               0.0%
    My EG Services Bhd                                                              48,500               59,272               0.0%
    Naim Holdings Bhd                                                               48,600               50,486               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
MALAYSIA -- (Continued)
    Nestle Malaysia Bhd                                                              5,100    $         106,210               0.0%
    Oldtown Bhd                                                                     93,900               50,831               0.0%
    OSK Holdings Bhd                                                               178,863              121,975               0.0%
    Padini Holdings Bhd                                                            164,300               91,946               0.0%
    Pantech Group Holdings Bhd                                                      51,700               15,303               0.0%
    Paramount Corp. Bhd                                                             32,600               14,874               0.0%
*   Parkson Holdings Bhd                                                           132,117              101,270               0.0%
*   Perdana Petroleum Bhd                                                          157,960               77,804               0.0%
*   Perisai Petroleum Teknologi Bhd                                                109,200               36,872               0.0%
    Petronas Chemicals Group Bhd                                                   103,100              192,667               0.0%
    Petronas Dagangan Bhd                                                           17,100              106,193               0.0%
    Petronas Gas Bhd                                                                25,100              172,113               0.0%
    Pharmaniaga Bhd                                                                 29,900               42,011               0.0%
    Pos Malaysia Bhd                                                               110,100              169,097               0.0%
    PPB Group Bhd                                                                   59,840              287,799               0.0%
    Press Metal Bhd                                                                 20,100               40,428               0.0%
    Prestariang Bhd                                                                 37,600               19,439               0.0%
    Public Bank Bhd                                                                 35,240              198,672               0.0%
*   Puncak Niaga Holding Bhd                                                        15,500               15,600               0.0%
    QL Resources Bhd                                                                84,050               87,939               0.0%
    RCE Capital Bhd                                                                430,500               43,858               0.0%
    RHB Capital Bhd                                                                105,144              281,255               0.0%
    Salcon Bhd                                                                     181,700               40,893               0.0%
    Sapurakencana Petroleum Bhd                                                    247,043              256,099               0.0%
    Sarawak Oil Palms Bhd                                                           31,000               54,203               0.0%
    Scientex Bhd                                                                    15,800               34,352               0.0%
*   Scomi Energy Services Bhd                                                      144,900               33,284               0.0%
*   Scomi Group Bhd                                                                335,900               35,656               0.0%
    Selangor Properties Bhd                                                         24,800               44,214               0.0%
    Shangri-La Hotels Malaysia Bhd                                                   6,900               14,792               0.0%
*   Shell Refining Co. Federation of Malaya Bhd                                     25,800               45,040               0.0%
    Sime Darby Bhd                                                                 161,919              476,507               0.1%
    Star Publications Malaysia Bhd                                                  50,500               39,611               0.0%
    Sunway Bhd                                                                     219,800              230,627               0.0%
    Supermax Corp. Bhd                                                             125,800               89,169               0.0%
    Suria Capital Holdings Bhd                                                      16,100               12,735               0.0%
    Syarikat Takaful Malaysia Bhd                                                    7,000               25,327               0.0%
    Ta Ann Holdings Bhd                                                             66,881               78,287               0.0%
    TA Enterprise Bhd                                                              253,700               67,138               0.0%
    Tambun Indah Land Bhd                                                           80,300               60,082               0.0%
    TAN Chong Motor Holdings Bhd                                                   100,000              125,864               0.0%
    TDM Bhd                                                                        124,400               35,000               0.0%
    Telekom Malaysia Bhd                                                           101,402              222,018               0.0%
    Tenaga Nasional Bhd                                                             71,550              290,690               0.0%
*   TH Heavy Engineering Bhd                                                       191,000               37,081               0.0%
    Top Glove Corp. Bhd                                                            104,800              155,913               0.0%
    Tropicana Corp. Bhd                                                             44,600               17,764               0.0%
    TSH Resources Bhd                                                              164,100              118,741               0.0%
    Tune Ins Holdings Bhd                                                           43,500               28,709               0.0%
    UEM Sunrise Bhd                                                                329,458              188,347               0.0%
    UMW Holdings Bhd                                                                92,300              328,128               0.0%
    Unisem M Bhd                                                                   147,200               75,630               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
MALAYSIA -- (Continued)
    United Plantations Bhd                                                          11,300    $          87,966               0.0%
    UOA Development Bhd                                                             46,700               30,077               0.0%
*   Uzma Bhd                                                                        11,000               11,544               0.0%
    WCT Holdings Bhd                                                               286,951              189,513               0.0%
    WTK Holdings Bhd                                                                72,500               27,348               0.0%
    Yinson Holdings BHD                                                             37,600               33,274               0.0%
    YNH Property Bhd                                                               100,616               63,310               0.0%
    YTL Corp. Bhd                                                                1,105,283              557,926               0.1%
    YTL Power International Bhd                                                    196,350               94,922               0.0%
    Zhulian Corp. Bhd                                                               45,600               29,702               0.0%
                                                                                              -----------------    --------------
TOTAL MALAYSIA                                                                                       19,566,123               1.0%
                                                                                              -----------------    --------------
MEXICO -- (1.2%)
    Alfa S.A.B. de C.V. Class A                                                    588,810            1,879,732               0.1%
    Alpek S.A.B. de C.V.                                                             5,900               10,384               0.0%
*   Alsea S.A.B. de C.V.                                                           102,947              322,689               0.0%
    America Movil S.A.B. de C.V. Series L                                          494,914              605,308               0.0%
    America Movil S.A.B. de C.V. Series L ADR                                       23,684              578,126               0.0%
    Arca Continental S.A.B. de C.V.                                                131,502              846,652               0.1%
*   Axtel S.A.B. de C.V.                                                           301,200               80,298               0.0%
    Banregio Grupo Financiero S.A.B. de C.V.                                        68,144              394,708               0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                                        85,971              180,736               0.0%
*   Cemex S.A.B. de C.V.                                                         1,119,566            1,380,102               0.1%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                                     2,300              243,340               0.0%
    Compartamos S.A.B. de C.V.                                                     106,000              236,146               0.0%
*   Consorcio ARA S.A.B. de C.V. Series *                                          277,100              126,345               0.0%
    Controladora Comercial Mexicana S.A.B. de C.V.                                 121,975              482,511               0.0%
*   Corp. GEO S.A.B. de C.V. Series B                                              105,000                  801               0.0%
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                                          7,050               15,497               0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *                                         73,800              247,822               0.0%
    El Puerto de Liverpool S.A.B. de C.V.                                           10,156              119,085               0.0%
*   Empresas ICA S.A.B. de C.V. Sponsored ADR                                       16,200              115,506               0.0%
*   Financiera Independencia S.A.B. de C.V.                                         32,800               16,928               0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR                         21,098            2,030,472               0.1%
*   Genomma Lab Internacional S.A.B. de C.V. Class B                               238,441              603,971               0.0%
*   Gruma S.A.B. de C.V. Class B                                                    70,384              773,185               0.1%
*   Gruma S.A.B. de C.V. Sponsored ADR                                                 500               21,990               0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.                             34,200              169,651               0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                              9,537              649,947               0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B                         24,482              167,204               0.0%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                               5,100              686,868               0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B                           2,400               32,356               0.0%
    Grupo Bimbo S.A.B. de C.V. Series A                                            157,200              462,276               0.0%
    Grupo Carso S.A.B. de C.V. Series A1                                            97,100              551,901               0.0%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                                       1,100                2,858               0.0%
#   Grupo Comercial Chedraui S.A. de C.V.                                           40,267              139,643               0.0%
*   Grupo Famsa S.A.B. de C.V. Class A                                              51,200               53,229               0.0%
    Grupo Financiero Banorte S.A.B. de C.V.                                        162,489            1,041,329               0.1%
    Grupo Financiero Inbursa S.A.B. de C.V.                                        219,640              662,692               0.1%
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B                       105,394              280,972               0.0%
#   Grupo Herdez S.A.B. de C.V. Series *                                            44,800              115,109               0.0%
    Grupo Lamosa S.A.B. de C.V.                                                     34,581               75,755               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
MEXICO -- (Continued)
    Grupo Mexico S.A.B. de C.V. Series B                                           411,837    $       1,417,517               0.1%
*   Grupo Pochteca S.A.B. de C.V.                                                    3,616                3,985               0.0%
    Grupo Sanborns S.A.B. de C.V.                                                    9,100               14,529               0.0%
*   Grupo Simec S.A.B. de C.V. Series B                                             55,969              246,798               0.0%
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                                         1,049               13,606               0.0%
    Grupo Televisa S.A.B. Series CPO                                               143,094            1,036,684               0.1%
    Grupo Televisa S.A.B. Sponsored ADR                                             23,672              855,506               0.1%
*   Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.          126,300              396,919               0.0%
*   Industrias CH S.A.B. de C.V. Series B                                           44,352              242,999               0.0%
    Industrias Penoles S.A.B. de C.V.                                                5,130              116,190               0.0%
    Infraestructura Energetica Nova S.A.B. de C.V.                                  20,968              127,930               0.0%
*   Inmuebles Carso S.A.B. de C.V.                                                  86,291               94,517               0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A                                235,012              546,943               0.0%
*   Maxcom Telecomunicaciones S.A.B. de C.V.                                        53,100                9,464               0.0%
    Megacable Holdings S.A.B. de C.V.                                               41,921              191,950               0.0%
    Mexichem S.A.B. de C.V.                                                        212,159              867,778               0.1%
*   Minera Frisco S.A.B. de C.V.                                                    70,600              124,777               0.0%
    Organizacion Soriana S.A.B. de C.V. Class B                                    170,227              557,595               0.0%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.                         30,557              421,495               0.0%
    Qualitas Controladora S.A.B. de C.V.                                            36,600               95,127               0.0%
    TV Azteca S.A.B. de C.V.                                                       202,217              105,717               0.0%
*   Urbi Desarrollos Urbanos S.A.B. de C.V.                                         84,222                   25               0.0%
    Wal-Mart de Mexico S.A.B. de C.V. Series V                                     155,904              361,562               0.0%
                                                                                              -----------------    --------------
TOTAL MEXICO                                                                                         24,253,737               1.2%
                                                                                              -----------------    --------------
NETHERLANDS -- (1.9%)
    Aalberts Industries NV                                                          30,621              816,226               0.1%
    Accell Group                                                                     4,405               70,280               0.0%
    Aegon NV(5927375)                                                              173,814            1,416,662               0.1%
    Aegon NV(007924103)                                                             81,086              662,473               0.0%
*   AFC Ajax NV                                                                        546                6,327               0.0%
    Akzo Nobel NV                                                                   30,253            2,017,467               0.1%
    Akzo Nobel NV Sponsored ADR                                                      1,500               33,150               0.0%
*   AMG Advanced Metallurgical Group NV                                              9,178               75,795               0.0%
    Amsterdam Commodities NV                                                         5,474              123,016               0.0%
*   APERAM                                                                          17,513              503,882               0.0%
    Arcadis NV                                                                      21,334              656,302               0.0%
    ArcelorMittal(B03XPL1)                                                          14,754              193,811               0.0%
#   ArcelorMittal(B295F26)                                                         125,783            1,655,304               0.1%
    ASM International NV                                                             9,809              393,073               0.0%
    ASML Holding NV                                                                  9,664              963,258               0.1%
    BE Semiconductor Industries NV                                                   8,284              157,788               0.0%
    Beter Bed Holding NV                                                             2,192               45,128               0.0%
    BinckBank NV                                                                    18,266              181,028               0.0%
    Brunel International NV                                                          5,347              120,185               0.0%
    Corbion NV                                                                       4,614               74,596               0.0%
    Delta Lloyd NV                                                                  64,892            1,479,099               0.1%
    Exact Holding NV                                                                 3,041              119,773               0.0%
    Fugro NV                                                                        16,532              227,945               0.0%
*   Galapagos NV                                                                     6,113               85,139               0.0%
#   Gemalto NV                                                                       9,713              742,916               0.1%
*   Grontmij                                                                        13,654               62,932               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
NETHERLANDS -- (Continued)
#   Heijmans NV                                                                      7,697    $         104,771               0.0%
    Heineken NV                                                                      8,080              603,609               0.0%
    Hunter Douglas NV                                                                  788               32,660               0.0%
*   ING Groep NV                                                                    35,589              509,647               0.0%
*   ING Groep NV Sponsored ADR                                                     240,205            3,439,736               0.2%
    KAS Bank NV                                                                      4,227               51,118               0.0%
    Kendrion NV                                                                      2,890               80,684               0.0%
    Koninklijke Ahold NV                                                           160,643            2,690,558               0.1%
    Koninklijke Ahold NV Sponsored ADR                                                 369                6,196               0.0%
#   Koninklijke BAM Groep NV                                                        27,807               66,683               0.0%
    Koninklijke Boskalis Westminster NV                                             21,505            1,147,299               0.1%
    Koninklijke DSM NV                                                              23,232            1,455,670               0.1%
    Koninklijke KPN NV                                                             564,090            1,856,833               0.1%
    Koninklijke Philips NV(500472303)                                               67,791            1,894,080               0.1%
    Koninklijke Philips NV(5986622)                                                 61,614            1,722,597               0.1%
    Koninklijke Ten Cate NV                                                          9,586              216,205               0.0%
    Koninklijke Vopak NV                                                            10,662              534,692               0.0%
    Koninklijke Wessanen NV                                                         21,473              137,307               0.0%
*   Macintosh Retail Group NV                                                          861                5,307               0.0%
    Nederland Apparatenfabriek                                                         514               17,854               0.0%
    Nutreco NV                                                                      19,221              962,730               0.1%
*   Ordina NV                                                                       31,120               51,068               0.0%
*   PostNL NV                                                                       99,532              423,047               0.0%
    Randstad Holding NV                                                             23,595            1,041,514               0.1%
    Reed Elsevier NV                                                                39,231              903,696               0.1%
    Reed Elsevier NV Sponsored ADR                                                   4,200              193,242               0.0%
*   SBM Offshore NV                                                                 44,105              552,061               0.0%
    Sligro Food Group NV                                                             3,598              132,841               0.0%
*   SNS Reaal NV                                                                    38,309                   --               0.0%
*   Telegraaf Media Groep NV                                                         4,962               38,685               0.0%
    TKH Group NV                                                                    10,386              314,684               0.0%
    TNT Express NV                                                                 102,495              595,753               0.0%
*   TomTom NV                                                                       29,467              214,056               0.0%
    Unilever NV(904784709)                                                          33,228            1,286,920               0.1%
    Unilever NV(B12T3J1)                                                            13,702              531,068               0.0%
    USG People NV                                                                   19,791              198,539               0.0%
    Wolters Kluwer NV                                                               70,283            1,876,464               0.1%
    Ziggo NV                                                                        11,269              550,695               0.0%
                                                                                              -----------------    --------------
TOTAL NETHERLANDS                                                                                    39,324,124               2.0%
                                                                                              -----------------    --------------
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.                                                               18,321                8,385               0.0%
    Air New Zealand, Ltd.                                                          142,895              226,214               0.0%
    Auckland International Airport, Ltd.                                           226,161              683,727               0.1%
*   Bathurst Resources, Ltd.                                                        47,311                1,292               0.0%
    Chorus, Ltd.                                                                    30,341               50,333               0.0%
*   Chorus, Ltd. ADR                                                                 2,187               17,944               0.0%
    Contact Energy, Ltd.                                                            77,371              375,343               0.0%
*   Diligent Board Member Services, Inc.                                             2,839               10,591               0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                                          88,801              388,061               0.0%
    Fletcher Building, Ltd.(6341606)                                                74,031              499,333               0.1%
    Fletcher Building, Ltd.(6341617)                                                12,299               83,485               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
NEW ZEALAND -- (Continued)
    Freightways, Ltd.                                                                8,295    $          37,043               0.0%
    Hallenstein Glasson Holdings, Ltd.                                                 609                1,563               0.0%
    Infratil, Ltd.                                                                  83,115              186,823               0.0%
    Kathmandu Holdings, Ltd.                                                         9,448               23,380               0.0%
    Mainfreight, Ltd.                                                               14,201              176,407               0.0%
    Metlifecare, Ltd.                                                                3,194               10,770               0.0%
    New Zealand Oil & Gas, Ltd.                                                     63,818               36,790               0.0%
    New Zealand Refining Co., Ltd. (The)                                             1,518                2,011               0.0%
    Nuplex Industries, Ltd.                                                         37,267               91,947               0.0%
    NZX, Ltd.                                                                       14,855               13,826               0.0%
    PGG Wrightson, Ltd.                                                              8,757                3,120               0.0%
    Port of Tauranga, Ltd.                                                          16,991              217,156               0.0%
    Restaurant Brands New Zealand, Ltd.                                              7,686               21,996               0.0%
    Ryman Healthcare, Ltd.                                                          48,303              285,984               0.0%
    Sanford, Ltd.                                                                   12,229               48,238               0.0%
    Sky Network Television, Ltd.                                                    36,345              180,465               0.0%
    SKYCITY Entertainment Group, Ltd.                                              108,432              331,520               0.0%
    Spark New Zealand, Ltd.                                                        402,934              994,362               0.1%
    Summerset Group Holdings, Ltd.                                                   5,318               11,338               0.0%
    Tower, Ltd.                                                                     34,208               52,712               0.0%
    TrustPower, Ltd.                                                                13,045               76,338               0.0%
    Vector, Ltd.                                                                    38,083               81,399               0.0%
    Warehouse Group, Ltd. (The)                                                     24,453               59,232               0.0%
*   Xero, Ltd.                                                                         673                8,348               0.0%
                                                                                              -----------------    --------------
TOTAL NEW ZEALAND                                                                                     5,297,476               0.3%
                                                                                              -----------------    --------------
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA                                                  85,601               62,824               0.0%
    Akastor ASA                                                                     25,495               87,815               0.0%
    Aker ASA Class A                                                                 5,345              130,376               0.0%
*   Aker Solutions ASA                                                              25,495              165,180               0.0%
    American Shipping ASA                                                            4,970               32,434               0.0%
*   Archer, Ltd.                                                                   102,251               98,549               0.0%
    Atea ASA                                                                        20,807              227,493               0.0%
    Austevoll Seafood ASA                                                           25,809              167,833               0.0%
    Bakkafrost P/F                                                                   5,936              145,141               0.0%
    Bonheur ASA                                                                      2,286               28,619               0.0%
    BW Offshore, Ltd.                                                              146,716              180,128               0.0%
    Deep Sea Supply P.L.C.                                                          40,840               46,249               0.0%
*   Det Norske Oljeselskap ASA                                                       9,178               59,405               0.0%
    DNB ASA                                                                         80,503            1,479,022               0.1%
*   DNO ASA                                                                        107,000              259,236               0.0%
*   DOF ASA                                                                         10,562               30,801               0.0%
*   Dolphin Group A.S.                                                              31,921               13,682               0.0%
    Ekornes ASA                                                                      4,683               49,990               0.0%
*   Electromagnetic GeoServices                                                     12,748                6,794               0.0%
    Eltek ASA                                                                       75,387              109,447               0.0%
    Evry ASA                                                                         1,921                4,844               0.0%
    Farstad Shipping ASA                                                             1,296               14,948               0.0%
    Fred Olsen Energy ASA                                                            3,872               41,320               0.0%
    Gjensidige Forsikring ASA                                                        8,699              158,013               0.0%
    Golar LNG, Ltd.                                                                  3,007              168,723               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
NORWAY -- (Continued)
#   Golden Ocean Group, Ltd.                                                       108,536    $         132,099               0.0%
*   Grieg Seafood ASA                                                                4,605               19,619               0.0%
    Hexagon Composites ASA                                                          21,960               91,384               0.0%
*   Hoegh LNG Holdings, Ltd.                                                         3,797               48,977               0.0%
*   Hurtigruten ASA                                                                 79,918               81,284               0.0%
*   Kongsberg Automotive ASA                                                       153,481              146,860               0.0%
    Kongsberg Gruppen A.S.                                                           4,332               87,664               0.0%
    Kvaerner ASA                                                                    58,803               77,519               0.0%
    Leroey Seafood Group ASA                                                         6,888              260,569               0.0%
    Marine Harvest ASA                                                              45,436              643,481               0.1%
#*  Nordic Semiconductor ASA                                                        18,887              106,401               0.0%
    Norsk Hydro ASA                                                                140,724              787,902               0.1%
    Norsk Hydro ASA Sponsored ADR                                                      800                4,536               0.0%
*   Norske Skogindustrier ASA                                                       49,653               26,467               0.0%
    Northern Offshore, Ltd.                                                         17,133               21,338               0.0%
#*  Norwegian Air Shuttle ASA                                                        5,579              180,135               0.0%
*   Norwegian Energy Co. ASA                                                         2,108                  967               0.0%
*   Odfjell SE Class A                                                               2,716               10,640               0.0%
    Opera Software ASA                                                               7,998              100,159               0.0%
    Orkla ASA                                                                       57,045              436,168               0.1%
*   Panoro Energy ASA                                                               83,120               31,808               0.0%
    Petroleum Geo-Services ASA                                                      77,465              384,754               0.0%
*   PhotoCure ASA                                                                    1,301                3,544               0.0%
    Prosafe SE                                                                      49,257              225,353               0.0%
*   Q-Free ASA                                                                       7,768               13,778               0.0%
*   REC Silicon ASA                                                                693,725              277,348               0.0%
*   REC Solar ASA                                                                    5,399               72,192               0.0%
    Salmar ASA                                                                       8,154              146,907               0.0%
    Schibsted ASA                                                                    3,700              195,697               0.0%
#   Seadrill, Ltd.                                                                  11,860              268,025               0.0%
#*  Sevan Drilling A.S.                                                             53,462                7,670               0.0%
    Sevan Marine ASA                                                                 7,182               23,453               0.0%
    Siem Offshore, Inc.                                                             52,788               40,918               0.0%
    Solstad Offshore ASA                                                               465                5,655               0.0%
*   Songa Offshore                                                                  71,183               24,568               0.0%
    SpareBank 1 SMN                                                                 19,156              170,340               0.0%
    SpareBank 1 SR Bank ASA                                                         28,648              246,434               0.0%
    Statoil ASA                                                                     73,912            1,691,508               0.1%
    Statoil ASA Sponsored ADR                                                       50,912            1,168,430               0.1%
    Stolt-Nielsen, Ltd.                                                              2,228               40,144               0.0%
*   Storebrand ASA                                                                  77,782              398,820               0.0%
    Subsea 7 SA                                                                     40,253              433,178               0.0%
    Telenor ASA                                                                     17,451              392,414               0.0%
#   TGS Nopec Geophysical Co. ASA                                                    8,427              196,583               0.0%
    Tomra Systems ASA                                                               27,973              209,554               0.0%
*   TTS Group ASA                                                                    1,076                  615               0.0%
    Veidekke ASA                                                                    16,742              162,607               0.0%
    Wilh Wilhelmsen ASA                                                              8,728               63,540               0.0%
    Wilh Wilhelmsen Holding ASA Class A                                              3,841              102,334               0.0%
    Yara International ASA                                                          18,472              848,259               0.1%
                                                                                              -----------------    --------------
TOTAL NORWAY                                                                                         14,879,465               0.7%
                                                                                              -----------------    --------------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
PERU -- (0.0%)
    Cia de Minas Buenaventura SAA ADR                                                1,800    $          16,560               0.0%
    Credicorp, Ltd.                                                                  3,175              511,175               0.0%
    Grana y Montero SAA Sponsored ADR                                                4,129               56,650               0.0%
                                                                                              -----------------    --------------
TOTAL PERU                                                                                              584,385               0.0%
                                                                                              -----------------    --------------
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.                                                   96,000              111,284               0.0%
    Aboitiz Power Corp.                                                            248,200              226,795               0.0%
    Alliance Global Group, Inc.                                                    568,200              320,231               0.0%
    Atlas Consolidated Mining & Development                                        113,900               30,417               0.0%
    Ayala Corp.                                                                      7,030              108,050               0.0%
    Ayala Land, Inc.                                                               233,300              174,327               0.0%
    Bank of the Philippine Islands                                                 100,125              212,164               0.0%
    BDO Unibank, Inc.                                                              208,945              456,079               0.1%
    Belle Corp.                                                                     96,800               11,294               0.0%
    Cebu Air, Inc.                                                                  39,000               63,892               0.0%
    Century Properties Group, Inc.                                                 729,932               17,585               0.0%
    China Banking Corp.                                                             80,867               88,479               0.0%
    D&L Industries, Inc.                                                           202,600               61,807               0.0%
    DMCI Holdings, Inc.                                                            862,650              311,646               0.0%
    EEI Corp.                                                                      181,100               45,152               0.0%
*   Empire East Land Holdings, Inc.                                              1,000,000               19,608               0.0%
    Energy Development Corp.                                                     1,644,700              282,148               0.0%
    Filinvest Land, Inc.                                                         3,452,000              118,521               0.0%
    First Gen Corp.                                                                225,500              130,069               0.0%
    First Philippine Holdings Corp.                                                 75,400              146,136               0.0%
    Globe Telecom, Inc.                                                              5,830              218,901               0.0%
    International Container Terminal Services, Inc.                                 91,130              235,470               0.0%
    JG Summit Holdings, Inc.                                                        12,100               17,195               0.0%
    Jollibee Foods Corp.                                                            30,800              134,507               0.0%
*   Lepanto Consolidated Mining Co.                                                269,000                1,980               0.0%
    Lopez Holdings Corp.                                                           511,000               75,710               0.0%
    Manila Electric Co.                                                             11,290               65,909               0.0%
    Manila Water Co., Inc.                                                         122,900               79,094               0.0%
    Megaworld Corp.                                                              3,054,000              337,499               0.0%
    Metro Pacific Investments Corp.                                              1,038,000              117,467               0.0%
    Metropolitan Bank & Trust Co.                                                  188,477              346,517               0.1%
*   Pepsi-Cola Products Philippines, Inc.                                          343,700               35,774               0.0%
    Philippine Long Distance Telephone Co. Sponsored ADR                             1,000               70,130               0.0%
*   Philippine National Bank                                                        95,595              180,015               0.0%
    Philippine Stock Exchange, Inc. (The)                                              312                2,019               0.0%
    Philweb Corp.                                                                   57,200                6,771               0.0%
    RFM Corp.                                                                      196,000               21,789               0.0%
    Rizal Commercial Banking Corp.                                                  90,960              107,459               0.0%
    Robinsons Land Corp.                                                           386,900              211,647               0.0%
    San Miguel Corp.                                                                79,630              128,757               0.0%
    Security Bank Corp.                                                             67,084              214,830               0.0%
    Semirara Mining and Power Corp.                                                 47,880              129,137               0.0%
    SM Investments Corp.                                                            10,050              175,479               0.0%
    SM Prime Holdings, Inc.                                                        606,126              236,090               0.0%
*   Top Frontier Investment Holdings, Inc.                                           3,465                8,481               0.0%
    Trans-Asia Oil & Energy Development Corp.                                      357,000               19,107               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
PHILIPPINES -- (Continued)
    Union Bank of the Philippines                                                   42,900    $         112,500               0.0%
    Universal Robina Corp.                                                         152,730              632,640               0.1%
    Vista Land & Lifescapes, Inc.                                                1,095,800              150,188               0.0%
                                                                                              -----------------    --------------
TOTAL PHILIPPINES                                                                                     7,008,746               0.3%
                                                                                              -----------------    --------------
POLAND -- (0.4%)
*   Agora SA                                                                         8,506               20,311               0.0%
*   Alior Bank SA                                                                    1,914               42,545               0.0%
*   AmRest Holdings SE                                                               2,020               53,406               0.0%
    Asseco Poland SA                                                                10,492              155,750               0.0%
    Bank Handlowy w Warszawie SA                                                     7,603              257,069               0.0%
    Bank Millennium SA                                                             106,810              264,889               0.0%
    Bank Pekao SA                                                                    5,415              283,412               0.0%
    Bank Zachodni WBK SA                                                             1,804              204,543               0.0%
*   Bioton SA                                                                        9,806               12,234               0.0%
*   Boryszew SA                                                                     30,133               57,286               0.0%
    Budimex SA                                                                       2,209               88,186               0.0%
    CCC SA                                                                           2,271               87,099               0.0%
*   CD Projekt SA                                                                    4,949               24,553               0.0%
    Ciech SA                                                                        10,050              121,329               0.0%
    Cyfrowy Polsat SA                                                               17,165              131,412               0.0%
*   Echo Investment SA                                                              73,042              140,249               0.0%
    Emperia Holding SA                                                               2,574               36,756               0.0%
    Eurocash SA                                                                     12,021              118,186               0.0%
    Famur SA                                                                         6,474                6,384               0.0%
*   Farmacol SA                                                                      2,588               39,078               0.0%
*   Getin Holding SA                                                                65,107               47,187               0.0%
*   Getin Noble Bank SA                                                            326,189              252,054               0.0%
*   Global City Holdings NV                                                             36                  415               0.0%
    Grupa Azoty SA                                                                   3,245               60,415               0.0%
    Grupa Kety SA                                                                    1,370              113,184               0.0%
*   Grupa Lotos SA                                                                  22,773              175,926               0.0%
*   Impexmetal SA                                                                   16,373               13,126               0.0%
    ING Bank Slaski SA                                                               6,134              253,748               0.0%
    Inter Cars SA                                                                    1,704              103,243               0.0%
*   Jastrzebska Spolka Weglowa SA                                                    4,685               40,261               0.0%
*   Kernel Holding SA                                                               11,292               89,181               0.0%
    KGHM Polska Miedz SA                                                            20,858              804,459               0.1%
*   Kopex SA                                                                         7,393               25,030               0.0%
*   LC Corp. SA                                                                     51,834               27,849               0.0%
    LPP SA                                                                              85              253,754               0.0%
    Lubelski Wegiel Bogdanka SA                                                      6,641              220,447               0.0%
    mBank                                                                            1,468              217,312               0.0%
    Netia SA                                                                        88,492              146,323               0.0%
    Orange Polska SA                                                                94,408              282,887               0.0%
    Orbis SA                                                                         4,643               50,636               0.0%
    Pelion SA                                                                        1,918               41,320               0.0%
    PGE SA                                                                          81,396              534,043               0.1%
*   Polnord SA                                                                       9,078               19,765               0.0%
    Polski Koncern Naftowy Orlen SA                                                 48,908              609,306               0.1%
    Polskie Gornictwo Naftowe i Gazownictwo SA                                     101,680              151,925               0.0%
    Powszechna Kasa Oszczednosci Bank Polski SA                                     58,163              646,969               0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
POLAND -- (Continued)
    Powszechny Zaklad Ubezpieczen SA                                                 1,477    $         221,609               0.0%
*   Rafako SA                                                                        2,291                3,491               0.0%
*   Rovese SA                                                                       67,230               29,322               0.0%
*   Sygnity SA                                                                       4,962               24,376               0.0%
    Synthos SA                                                                     105,358              130,930               0.0%
    Tauron Polska Energia SA                                                       114,634              179,039               0.0%
*   Trakcja SA                                                                     119,469               39,433               0.0%
*   TVN SA                                                                          19,097               85,649               0.0%
    Warsaw Stock Exchange                                                            5,032               65,791               0.0%
                                                                                              -----------------    --------------
TOTAL POLAND                                                                                          8,105,082               0.4%
                                                                                              -----------------    --------------
PORTUGAL -- (0.2%)
    Altri SGPS SA                                                                   42,109              117,739               0.0%
*   Banco BPI SA                                                                   117,003              229,174               0.0%
#*  Banco Comercial Portugues SA                                                 7,326,968              828,142               0.1%
*   Banco Espirito Santo SA                                                        499,965                   --               0.0%
    EDP - Energias de Portugal SA                                                  116,924              503,162               0.1%
    EDP Renovaveis SA                                                               53,361              346,934               0.0%
    Galp Energia SGPS SA                                                            32,365              469,243               0.0%
    Jeronimo Martins SGPS SA                                                        31,231              273,322               0.0%
    Mota-Engil SGPS SA                                                              17,204               90,275               0.0%
    NOS SGPS                                                                        69,039              396,084               0.0%
    Portucel SA                                                                     57,125              212,609               0.0%
#   Portugal Telecom SGPS SA                                                       129,611              212,291               0.0%
    REN - Redes Energeticas Nacionais SGPS SA                                       71,755              222,418               0.0%
    Semapa-Sociedade de Investimento e Gestao                                       17,270              208,980               0.0%
*   Sonae Industria SGPS SA                                                         24,422                5,498               0.0%
    Sonae SGPS SA                                                                  312,890              419,659               0.0%
    Teixeira Duarte SA                                                              25,644               25,321               0.0%
                                                                                              -----------------    --------------
TOTAL PORTUGAL                                                                                        4,560,851               0.2%
                                                                                              -----------------    --------------
RUSSIA -- (0.4%)
    Etalon Group, Ltd. GDR                                                           2,879                8,924               0.0%
    Eurasia Drilling Co., Ltd. GDR                                                   5,283              133,216               0.0%
*   Exillon Energy P.L.C.                                                            3,012                7,316               0.0%
    Gazprom OAO Sponsored ADR                                                      420,808            2,788,195               0.2%
    Globaltrans Investment P.L.C. GDR                                                6,002               44,636               0.0%
    Lukoil OAO Sponsored ADR                                                        18,857              924,358               0.1%
*   Magnitogorsk Iron & Steel Works OJSC GDR                                        23,119               65,750               0.0%
*   Mail.ru Group, Ltd. GDR                                                          1,154               28,022               0.0%
*   Mechel Sponsored ADR                                                            32,520               29,268               0.0%
    MMC Norilsk Nickel OJSC ADR                                                      9,287              173,288               0.0%
    Novolipetsk Steel OJSC GDR                                                       7,015               90,018               0.0%
    Phosagro OAO GDR                                                                 4,488               48,254               0.0%
*   PIK Group GDR                                                                   13,885               49,262               0.0%
    Rosneft OAO GDR                                                                 64,780              360,540               0.0%
    Rostelecom OJSC Sponsored ADR                                                      900               13,483               0.0%
    RusHydro JSC ADR                                                               218,605              365,512               0.0%
    Sberbank of Russia Sponsored ADR                                                69,628              530,213               0.0%
    Severstal OAO GDR                                                               32,370              342,870               0.0%
    Tatneft OAO Sponsored ADR                                                       24,677              882,027               0.1%
    TMK OAO GDR                                                                      5,886               46,389               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
RUSSIA -- (Continued)
    Uralkali OJSC GDR                                                               12,598    $         225,401               0.0%
    VimpelCom, Ltd. Sponsored ADR                                                   12,215               79,153               0.0%
    VTB Bank OJSC GDR                                                              110,386              209,089               0.0%
*   X5 Retail Group NV GDR                                                          12,244              224,414               0.0%
                                                                                              -----------------    --------------
TOTAL RUSSIA                                                                                          7,669,598               0.4%
                                                                                              -----------------    --------------
SINGAPORE -- (1.0%)
*   Abterra, Ltd.                                                                   32,000               18,674               0.0%
    Amara Holdings, Ltd.                                                            25,000               10,139               0.0%
    Amtek Engineering, Ltd.                                                         66,000               31,068               0.0%
    ASL Marine Holdings, Ltd.                                                       32,200               14,948               0.0%
#   Aspial Corp., Ltd.                                                             120,000               38,831               0.0%
#*  Ausgroup, Ltd.                                                                 184,000               50,623               0.0%
    Banyan Tree Holdings, Ltd.                                                      54,000               26,056               0.0%
*   Biosensors International Group, Ltd.                                           355,000              172,655               0.0%
    Bonvests Holdings, Ltd.                                                         22,000               23,498               0.0%
    Boustead Singapore, Ltd.                                                        50,000               71,532               0.0%
#   Breadtalk Group, Ltd.                                                           27,000               27,656               0.0%
*   Broadway Industrial Group, Ltd.                                                 55,533                8,704               0.0%
    Bukit Sembawang Estates, Ltd.                                                   22,000               90,949               0.0%
    Bund Center Investment, Ltd.                                                   259,000               39,951               0.0%
    CapitaLand, Ltd.                                                               381,500              941,891               0.1%
    Centurion Corp., Ltd.                                                           35,000               14,711               0.0%
    CH Offshore, Ltd.                                                               60,000               22,557               0.0%
    China Aviation Oil Singapore Corp., Ltd.                                        33,600               19,361               0.0%
    China Merchants Holdings Pacific, Ltd.                                          26,000               18,238               0.0%
#   Chip Eng Seng Corp., Ltd.                                                      230,000              157,492               0.0%
    City Developments, Ltd.                                                         54,000              397,436               0.1%
    Cityspring Infrastructure Trust                                                102,000               40,535               0.0%
    ComfortDelGro Corp., Ltd.                                                      235,000              483,160               0.1%
    Cosco Corp. Singapore, Ltd.                                                    376,000              174,302               0.0%
    CSC Holdings, Ltd.                                                              97,000                5,195               0.0%
    CSE Global, Ltd.                                                               225,000              118,212               0.0%
    CWT, Ltd.                                                                       80,000              100,625               0.0%
    DBS Group Holdings, Ltd.                                                       132,383            1,904,384               0.1%
#*  Del Monte Pacific, Ltd.                                                        120,000               51,393               0.0%
#   Dyna-Mac Holdings, Ltd.                                                        150,000               45,023               0.0%
    Elec & Eltek International Co., Ltd.                                             5,000                7,223               0.0%
    Eu Yan Sang International, Ltd.                                                 10,000                5,877               0.0%
#   Ezion Holdings, Ltd.                                                           197,280              232,315               0.0%
    Ezra Holdings, Ltd.                                                            240,200              152,627               0.0%
    Falcon Energy Group, Ltd.                                                       66,000               15,426               0.0%
    Far East Orchard, Ltd.                                                          34,076               46,034               0.0%
    First Resources, Ltd.                                                          163,000              264,074               0.0%
    FJ Benjamin Holdings, Ltd.                                                      34,000                4,590               0.0%
    Food Empire Holdings, Ltd.                                                      19,000                5,232               0.0%
*   Forterra Trust                                                                   8,000                9,962               0.0%
    Fragrance Group, Ltd.                                                          206,000               34,437               0.0%
#*  Gallant Venture, Ltd.                                                          119,000               22,689               0.0%
#   Genting Hong Kong, Ltd.                                                        281,000              102,868               0.0%
#   Genting Singapore P.L.C.                                                       135,000              115,623               0.0%
#*  Geo Energy Resources, Ltd.                                                     138,000               25,255               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SINGAPORE -- (Continued)
    Global Logistic Properties, Ltd.                                                31,000    $          66,432               0.0%
    Global Premium Hotels, Ltd.                                                     11,680                3,178               0.0%
    GMG Global, Ltd.                                                               322,000               15,583               0.0%
    Golden Agri-Resources, Ltd.                                                  1,033,000              418,624               0.1%
    Great Eastern Holdings, Ltd.                                                     4,000               74,717               0.0%
    GuocoLand, Ltd.                                                                 69,666              103,451               0.0%
    GuocoLeisure, Ltd.                                                             132,000               94,611               0.0%
*   Healthway Medical Corp., Ltd.                                                  221,000                8,078               0.0%
    Hi-P International, Ltd.                                                       139,000               70,351               0.0%
    Hiap Hoe, Ltd.                                                                  39,000               25,036               0.0%
    Ho Bee Land, Ltd.                                                              102,000              158,263               0.0%
    Hong Fok Corp., Ltd.                                                           109,200               75,661               0.0%
    Hong Leong Asia, Ltd.                                                           42,000               45,082               0.0%
    Hongkong Land Holdings, Ltd.                                                    22,000              153,426               0.0%
    Hotel Grand Central, Ltd.                                                       34,883               35,847               0.0%
    HTL International Holdings, Ltd.                                                66,000               13,978               0.0%
    Hutchison Port Holdings Trust                                                  521,000              351,784               0.0%
#   Hyflux, Ltd.                                                                   155,000              121,957               0.0%
    Indofood Agri Resources, Ltd.                                                  175,000              113,862               0.0%
    InnoTek, Ltd.                                                                   46,000                9,862               0.0%
#*  International Healthway Corp., Ltd.                                             18,186                3,821               0.0%
*   Interra Resources, Ltd.                                                        138,000               23,085               0.0%
    IPC Corp., Ltd.                                                                 72,000                8,254               0.0%
    Jardine Cycle & Carriage, Ltd.                                                   5,000              155,422               0.0%
    k1 Ventures, Ltd.                                                              375,000               59,873               0.0%
#   Keppel Corp., Ltd.                                                              60,000              439,993               0.1%
    Keppel Infrastructure Trust                                                     79,000               64,596               0.0%
    Keppel Land, Ltd.                                                               74,000              192,556               0.0%
    Keppel Telecommunications & Transportation, Ltd.                                10,000               13,475               0.0%
    Koh Brothers Group, Ltd.                                                        48,000               11,595               0.0%
    KSH Holdings, Ltd.                                                              48,000               19,809               0.0%
    Lee Kim Tah Holdings, Ltd.                                                      18,000               15,187               0.0%
    Lian Beng Group, Ltd.                                                          185,000               99,427               0.0%
*   Linc Energy, Ltd.                                                               22,821               18,417               0.0%
    Low Keng Huat Singapore, Ltd.                                                   66,000               33,576               0.0%
    M1, Ltd.                                                                        47,000              127,672               0.0%
#*  Manhattan Resources, Ltd.                                                       32,000                9,932               0.0%
    Marco Polo Marine, Ltd.                                                         72,000               18,519               0.0%
#   Mermaid Maritime PCL                                                           142,000               38,824               0.0%
    Mewah International, Inc.                                                       80,000               23,339               0.0%
#   Midas Holdings, Ltd.                                                           424,000              107,328               0.0%
#   Nam Cheong, Ltd.                                                               310,000               95,358               0.0%
#*  Neptune Orient Lines, Ltd.                                                     223,000              145,061               0.0%
    Nera Telecommunications, Ltd.                                                   53,000               33,012               0.0%
    Noble Group, Ltd.                                                              567,000              527,796               0.1%
#*  Oceanus Group, Ltd.                                                            461,000                4,657               0.0%
#   OSIM International, Ltd.                                                        49,000               70,982               0.0%
    OUE Hospitality Trust                                                           14,167               10,038               0.0%
#   OUE, Ltd.                                                                       85,000              139,742               0.0%
    Oversea-Chinese Banking Corp., Ltd.                                            227,061            1,749,075               0.1%
    Oxley Holdings, Ltd.                                                            80,000               33,975               0.0%
    Pan-United Corp., Ltd.                                                          43,000               30,832               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SINGAPORE -- (Continued)
    Penguin International, Ltd.                                                    125,000    $          22,429               0.0%
    Petra Foods, Ltd.                                                                7,000               20,748               0.0%
    Popular Holdings, Ltd.                                                          34,000                6,351               0.0%
    QAF, Ltd.                                                                       28,534               22,569               0.0%
    Raffles Education Corp., Ltd.                                                   66,370               17,594               0.0%
    Raffles Medical Group, Ltd.                                                     82,356              243,818               0.0%
    Rotary Engineering, Ltd.                                                        55,000               25,939               0.0%
    SATS, Ltd.                                                                     135,870              327,903               0.0%
    SBS Transit, Ltd.                                                               11,500               14,857               0.0%
    See Hup Seng, Ltd.                                                              97,000               20,741               0.0%
    SembCorp Industries, Ltd.                                                       98,000              370,743               0.0%
#   SembCorp Marine, Ltd.                                                           69,000              195,479               0.0%
    Sheng Siong Group, Ltd.                                                         80,000               41,724               0.0%
    SIA Engineering Co., Ltd.                                                       10,000               37,083               0.0%
    Sim Lian Group, Ltd.                                                            42,000               28,786               0.0%
    Sinarmas Land, Ltd.                                                            412,000              195,736               0.0%
    Sing Holdings, Ltd.                                                             16,000                4,235               0.0%
    Singapore Airlines, Ltd.                                                        84,000              647,357               0.1%
    Singapore Exchange, Ltd.                                                        59,000              321,533               0.0%
    Singapore Post, Ltd.                                                           222,000              340,741               0.0%
    Singapore Press Holdings, Ltd.                                                  61,000              203,321               0.0%
    Singapore Technologies Engineering, Ltd.                                        98,000              286,116               0.0%
    Singapore Telecommunications, Ltd.                                             390,000            1,147,878               0.1%
#*  Sino Grandness Food Industry Group, Ltd.                                       156,000               52,229               0.0%
#   SMRT Corp., Ltd.                                                               144,000              167,090               0.0%
    Stamford Land Corp., Ltd.                                                      150,000               64,824               0.0%
    StarHub, Ltd.                                                                   22,000               70,715               0.0%
    Sunningdale Tech, Ltd.                                                         190,000               29,311               0.0%
*   SunVic Chemical Holdings, Ltd.                                                  69,000               31,157               0.0%
#   Super Group, Ltd.                                                              166,000              152,773               0.0%
    Swiber Holdings, Ltd.                                                          141,000               43,283               0.0%
#   Swissco Holdings, Ltd.                                                          57,000               36,202               0.0%
    Tat Hong Holdings, Ltd.                                                        151,000               92,330               0.0%
    Tiong Woon Corp. Holding, Ltd.                                                  31,000                7,126               0.0%
    Triyards holdings, Ltd.                                                         18,520                9,568               0.0%
    Tuan Sing Holdings, Ltd.                                                       136,107               46,171               0.0%
    UMS Holdings, Ltd.                                                              70,000               27,531               0.0%
    United Engineers, Ltd.                                                          87,000              194,449               0.0%
#   United Envirotech, Ltd.                                                        117,125              133,696               0.0%
    United Industrial Corp., Ltd.                                                  114,070              296,784               0.0%
    United Overseas Bank, Ltd.                                                      74,987            1,343,442               0.1%
    UOB-Kay Hian Holdings, Ltd.                                                     70,951               84,507               0.0%
    UOL Group, Ltd.                                                                 68,055              341,823               0.0%
#   UPP Holdings, Ltd.                                                              64,000               12,760               0.0%
*   Vard Holdings, Ltd.                                                            157,000               83,958               0.0%
    Venture Corp., Ltd.                                                             39,000              234,913               0.0%
    Wee Hur Holdings, Ltd.                                                         112,500               32,793               0.0%
    Wilmar International, Ltd.                                                     115,000              286,659               0.0%
    Wing Tai Holdings, Ltd.                                                        140,221              195,375               0.0%
    Yeo Hiap Seng, Ltd.                                                              7,068               10,563               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SINGAPORE -- (Continued)
#   Yongnam Holdings, Ltd.                                                         333,000    $          59,719               0.0%
                                                                                              -----------------    --------------
TOTAL SINGAPORE                                                                                      21,134,474               1.1%
                                                                                              -----------------    --------------
SOUTH AFRICA -- (1.8%)
*   Adcock Ingram Holdings, Ltd.                                                    22,992              103,078               0.0%
    Adcorp Holdings, Ltd.                                                            1,617                4,985               0.0%
    Advtech, Ltd.                                                                   45,845               34,280               0.0%
    Aeci, Ltd.                                                                      33,023              370,283               0.0%
    African Bank Investments, Ltd.                                                 160,097                4,500               0.0%
    African Oxygen, Ltd.                                                            21,153               37,198               0.0%
    African Rainbow Minerals, Ltd.                                                  31,896              393,471               0.0%
    Allied Electronics Corp., Ltd.                                                   8,984               16,908               0.0%
*   Anglo American Platinum, Ltd.                                                    3,203              101,207               0.0%
*   AngloGold Ashanti, Ltd.                                                          2,804               23,433               0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR                                           80,088              662,328               0.1%
*   ArcelorMittal South Africa, Ltd.                                                37,213              110,209               0.0%
    Aspen Pharmacare Holdings, Ltd.                                                 16,002              571,690               0.0%
    Assore, Ltd.                                                                     5,799              107,708               0.0%
    Astral Foods, Ltd.                                                              11,608              159,584               0.0%
*   Aveng, Ltd.                                                                    104,462              192,030               0.0%
    AVI, Ltd.                                                                      116,976              762,833               0.1%
    Barclays Africa Group, Ltd.                                                     32,573              514,792               0.0%
    Barloworld, Ltd.                                                                83,546              725,807               0.1%
*   Basil Read Holdings, Ltd.                                                       24,073               10,686               0.0%
    Bidvest Group, Ltd. (The)                                                       58,656            1,614,311               0.1%
*   Brait SE                                                                        43,128              324,179               0.0%
    Business Connexion Group, Ltd.                                                  66,747               38,606               0.0%
    Capitec Bank Holdings, Ltd.                                                     14,213              375,246               0.0%
    Cashbuild, Ltd.                                                                  6,497               91,411               0.0%
    Caxton and CTP Publishers and Printers, Ltd.                                     3,193                4,312               0.0%
    City Lodge Hotels, Ltd.                                                          3,620               40,362               0.0%
    Clicks Group, Ltd.                                                              53,010              361,514               0.0%
    Coronation Fund Managers, Ltd.                                                  32,137              278,255               0.0%
    DataTec, Ltd.                                                                   20,384              102,614               0.0%
    Discovery, Ltd.                                                                 56,785              517,046               0.0%
    Distell Group, Ltd.                                                              5,376               65,031               0.0%
    Distribution and Warehousing Network, Ltd.                                      53,514               35,926               0.0%
    DRDGOLD, Ltd.                                                                   84,168               23,421               0.0%
    EOH Holdings, Ltd.                                                              34,170              333,448               0.0%
*   Eqstra Holdings, Ltd.                                                           14,728                6,917               0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.                                          4,215                1,544               0.0%
    Exxaro Resources, Ltd.                                                          20,185              210,823               0.0%
    Famous Brands, Ltd.                                                              9,753               95,953               0.0%
    FirstRand, Ltd.                                                                210,952              903,576               0.1%
    Foschini Group, Ltd. (The)                                                      56,088              634,048               0.0%
    Gold Fields, Ltd. Sponsored ADR                                                163,738              522,324               0.0%
    Grand Parade Investments, Ltd.                                                  20,425               13,173               0.0%
    Grindrod, Ltd.                                                                 113,853              233,427               0.0%
    Group Five, Ltd.                                                                29,546              101,053               0.0%
    Growthpoint Properties, Ltd.                                                   117,022              284,111               0.0%
*   Harmony Gold Mining Co., Ltd. Sponsored ADR                                     75,494              122,300               0.0%
    Hudaco Industries, Ltd.                                                          8,650               76,031               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SOUTH AFRICA -- (Continued)
    Iliad Africa, Ltd.                                                               2,000    $           1,252               0.0%
    Illovo Sugar, Ltd.                                                              50,775              121,640               0.0%
*   Impala Platinum Holdings, Ltd.                                                  52,981              386,425               0.0%
    Imperial Holdings, Ltd.                                                         50,171              864,872               0.1%
    Investec, Ltd.                                                                  33,743              307,892               0.0%
*   JD Group, Ltd.                                                                  38,227               85,527               0.0%
    JSE, Ltd.                                                                       17,413              169,544               0.0%
    Kumba Iron Ore, Ltd.                                                             1,908               47,880               0.0%
    Lewis Group, Ltd.                                                               28,151              169,479               0.0%
    Liberty Holdings, Ltd.                                                          26,840              310,594               0.0%
    Life Healthcare Group Holdings, Ltd.                                           108,374              409,827               0.0%
    Massmart Holdings, Ltd.                                                         11,122              120,232               0.0%
    Mediclinic International, Ltd.                                                  43,613              389,895               0.0%
    Merafe Resources, Ltd.                                                         389,559               36,022               0.0%
    Metair Investments, Ltd.                                                        25,311               86,078               0.0%
    MMI Holdings, Ltd.                                                             295,025              754,134               0.1%
    Mondi, Ltd.                                                                     24,210              405,425               0.0%
    Mpact, Ltd.                                                                     26,884               86,713               0.0%
    Mr Price Group, Ltd.                                                            33,297              689,392               0.1%
    MTN Group, Ltd.                                                                 75,756            1,677,469               0.1%
    Murray & Roberts Holdings, Ltd.                                                 94,705              194,545               0.0%
    Nampak, Ltd.                                                                   176,790              720,945               0.1%
    Naspers, Ltd. Class N                                                            7,392              921,998               0.1%
    Nedbank Group, Ltd.                                                             29,201              636,800               0.1%
    Netcare, Ltd.                                                                  225,057              680,884               0.1%
*   Northam Platinum, Ltd.                                                          67,705              209,219               0.0%
    Oceana Group, Ltd.                                                               5,665               39,024               0.0%
    Omnia Holdings, Ltd.                                                            20,236              403,912               0.0%
    Peregrine Holdings, Ltd.                                                        31,593               65,894               0.0%
    Pick n Pay Stores, Ltd.                                                         51,127              247,275               0.0%
    Pinnacle Holdings, Ltd.                                                         38,098               42,043               0.0%
    Pioneer Foods, Ltd.                                                             19,187              207,025               0.0%
    PPC, Ltd.                                                                       75,727              203,159               0.0%
    PSG Group, Ltd.                                                                 36,708              382,957               0.0%
*   Quantum Foods Holdings                                                          19,187                5,306               0.0%
    Raubex Group, Ltd.                                                              27,230               54,992               0.0%
    RCL Foods, Ltd.                                                                 37,465               54,255               0.0%
    Reunert, Ltd.                                                                   51,765              273,207               0.0%
    Sanlam, Ltd.                                                                   202,244            1,277,988               0.1%
    Santam, Ltd.                                                                     4,312               79,921               0.0%
*   Sappi, Ltd.                                                                    160,850              637,069               0.1%
*   Sappi, Ltd. Sponsored ADR                                                       35,009              136,185               0.0%
    Sasol, Ltd.                                                                      3,423              170,928               0.0%
    Sasol, Ltd. Sponsored ADR                                                       46,615            2,339,607               0.1%
    Shoprite Holdings, Ltd.                                                         31,337              454,376               0.0%
    Sibanye Gold, Ltd.                                                             114,542              215,818               0.0%
    Sibanye Gold, Ltd. Sponsored ADR                                                20,552              151,057               0.0%
    Spar Group, Ltd. (The)                                                          37,112              434,213               0.0%
    Spur Corp., Ltd.                                                                10,572               29,874               0.0%
    Standard Bank Group, Ltd.                                                      103,268            1,300,430               0.1%
*   Stefanutti Stocks Holdings, Ltd.                                                21,041               12,774               0.0%
    Steinhoff International Holdings, Ltd.                                         222,002            1,135,764               0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SOUTH AFRICA -- (Continued)
    Sun International, Ltd.                                                         13,961    $         156,382               0.0%
*   Super Group, Ltd.                                                               92,311              264,326               0.0%
*   Telkom SA SOC, Ltd.                                                             97,670              519,030               0.0%
*   Telkom SA SOC, Ltd. Sponsored ADR                                                1,800               38,160               0.0%
    Tiger Brands, Ltd.                                                              19,888              598,606               0.0%
    Times Media Group, Ltd.                                                            254                  448               0.0%
    Tongaat Hulett, Ltd.                                                            24,098              317,985               0.0%
    Trencor, Ltd.                                                                   20,950              126,345               0.0%
    Truworths International, Ltd.                                                   80,368              550,787               0.0%
    Tsogo Sun Holdings, Ltd.                                                        52,225              131,101               0.0%
    Vodacom Group, Ltd.                                                              8,904              108,106               0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                                                 12,652              149,108               0.0%
    Woolworths Holdings, Ltd.                                                      117,532              836,770               0.1%
    Zeder Investments, Ltd.                                                         39,899               20,992               0.0%
                                                                                              -----------------    --------------
TOTAL SOUTH AFRICA                                                                                   36,975,854               1.9%
                                                                                              -----------------    --------------
SOUTH KOREA -- (3.8%)
#*  Actoz Soft Co., Ltd.                                                               735               21,718               0.0%
#*  Advanced Process Systems Corp.                                                   4,039               25,199               0.0%
    Aekyung Petrochemical Co., Ltd.                                                    652               44,785               0.0%
    Agabang&Company                                                                  8,724               67,469               0.0%
    Ahnlab, Inc.                                                                       492               16,637               0.0%
*   AJ Rent A Car Co., Ltd.                                                          1,260               20,001               0.0%
    AK Holdings, Inc.                                                                1,291               86,027               0.0%
    Amorepacific Corp.                                                                 132              283,436               0.0%
    AMOREPACIFIC Group                                                                 563              622,908               0.1%
*   Amotech Co., Ltd.                                                                3,651               30,197               0.0%
    Anapass, Inc.                                                                    1,105               11,228               0.0%
    Asia Cement Co., Ltd.                                                              566               57,696               0.0%
    ASIA Holdings Co., Ltd.                                                            382               53,021               0.0%
*   Asiana Airlines, Inc.                                                           32,610              122,533               0.0%
    AtlasBX Co., Ltd.                                                                2,108               76,930               0.0%
    Basic House Co., Ltd. (The)                                                      1,300               23,291               0.0%
*   BH Co., Ltd.                                                                     3,736               21,798               0.0%
    Binggrae Co., Ltd.                                                               1,160               89,754               0.0%
    Boryung Pharmaceutical Co., Ltd.                                                   294               11,530               0.0%
    BS Financial Group, Inc.                                                        52,032              809,652               0.1%
    Bukwang Pharmaceutical Co., Ltd.                                                 3,854               71,758               0.0%
*   Capro Corp.                                                                      5,800               15,283               0.0%
*   Celltrion Pharm, Inc.                                                            2,035               17,782               0.0%
#*  Celltrion, Inc.                                                                  2,567              101,010               0.0%
*   Chabiotech Co., Ltd.                                                             5,500               75,682               0.0%
*   Chadiostech Co., Ltd.                                                            1,052                2,709               0.0%
*   Cheil Worldwide, Inc.                                                            9,650              150,269               0.0%
    Chemtronics Co., Ltd.                                                            2,450               18,810               0.0%
*   Chin Hung International, Inc.                                                    6,886                8,870               0.0%
*   China Great Star International, Ltd.                                             7,878               17,155               0.0%
*   China Ocean Resources Co., Ltd.                                                 12,390               15,384               0.0%
    Chong Kun Dang Pharmaceutical Corp.                                              2,545              169,424               0.0%
    Chongkundang Holdings Corp.                                                        984               72,495               0.0%
    CJ CGV Co., Ltd.                                                                 2,736              134,171               0.0%
    CJ CheilJedang Corp.                                                             1,826              666,721               0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
    CJ Corp.                                                                         3,789    $         615,535               0.1%
*   CJ E&M Corp.                                                                     5,469              171,270               0.0%
*   CJ Korea Express Co., Ltd.                                                       1,607              290,248               0.0%
    CJ O Shopping Co., Ltd.                                                            386               94,805               0.0%
*   CNK International Co., Ltd.                                                      7,639               12,330               0.0%
*   Com2uSCorp                                                                         390               70,999               0.0%
*   Cosmochemical Co., Ltd.                                                          3,760               17,965               0.0%
    Coway Co., Ltd.                                                                  5,146              393,395               0.0%
    Crown Confectionery Co., Ltd.                                                      181               31,586               0.0%
#*  D.I Corp.                                                                        5,590               40,082               0.0%
    Dae Han Flour Mills Co., Ltd.                                                      349               64,670               0.0%
    Dae Won Kang Up Co., Ltd.                                                        9,910               59,478               0.0%
    Dae-Il Corp.                                                                     7,510               45,882               0.0%
*   Daechang Co., Ltd.                                                              10,260                7,709               0.0%
    Daeduck Electronics Co.                                                         11,360               96,219               0.0%
    Daeduck GDS Co., Ltd.                                                            7,580               75,238               0.0%
    Daehan Steel Co., Ltd.                                                           5,480               31,832               0.0%
*   Daekyung Machinery & Engineering Co., Ltd.                                       4,760                8,028               0.0%
    Daelim Industrial Co., Ltd.                                                      6,172              408,834               0.0%
    Daesang Corp.                                                                    4,120              160,037               0.0%
    Daesang Holdings Co., Ltd.                                                       5,320              103,726               0.0%
    Daewon Pharmaceutical Co., Ltd.                                                  2,131               32,965               0.0%
*   Daewoo Engineering & Construction Co., Ltd.                                     28,310              173,585               0.0%
    Daewoo International Corp.                                                       3,736              118,304               0.0%
*   Daewoo Securities Co., Ltd.                                                     39,392              413,439               0.0%
    Daewoo Shipbuilding & Marine Engineering Co., Ltd.                               9,657              165,110               0.0%
    Daewoong Pharmaceutical Co., Ltd.                                                  603               39,323               0.0%
    Daishin Securities Co., Ltd.                                                    12,340              118,435               0.0%
*   Danal Co., Ltd.                                                                  1,611               13,112               0.0%
    Daum Communications Corp.                                                        2,249              308,411               0.0%
    DGB Financial Group, Inc.                                                       46,300              660,245               0.1%
*   Digitech Systems Co., Ltd.                                                       4,897                3,643               0.0%
    Dong-A Socio Holdings Co., Ltd.                                                    678               93,092               0.0%
    Dongaone Co., Ltd.                                                               3,570               10,443               0.0%
*   Dongbu HiTek Co., Ltd.                                                           5,940               29,436               0.0%
    Dongbu Insurance Co., Ltd.                                                       8,866              495,661               0.0%
*   Dongbu Securities Co., Ltd.                                                      7,220               27,041               0.0%
#*  Dongbu Steel Co., Ltd.                                                           4,740                7,676               0.0%
    Dongjin Semichem Co., Ltd.                                                       2,909               10,470               0.0%
    Dongkuk Steel Mill Co., Ltd.                                                    18,590              110,325               0.0%
    Dongkuk Structure & Construction Co., Ltd.                                       6,265               23,937               0.0%
    Dongsung Holdings Co., Ltd.                                                      3,090               20,432               0.0%
    Dongwha Pharm Co., Ltd.                                                          8,350               47,675               0.0%
    Dongwon F&B Co., Ltd.                                                              458              150,238               0.0%
    Dongwon Industries Co., Ltd.                                                       550              168,760               0.0%
    Dongyang E&P, Inc.                                                               1,741               15,927               0.0%
    Dongyang Mechatronics Corp.                                                      7,950               58,469               0.0%
    Doosan Corp.                                                                     2,427              252,120               0.0%
*   Doosan Engine Co., Ltd.                                                          5,570               32,037               0.0%
*   Doosan Engineering & Construction Co., Ltd.                                        408                4,039               0.0%
    Doosan Heavy Industries & Construction Co., Ltd.                                11,414              250,797               0.0%
*   Doosan Infracore Co., Ltd.                                                      27,680              280,134               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
    DRB Holding Co., Ltd.                                                            4,123    $          63,322               0.0%
*   Duksan Hi-Metal Co., Ltd.                                                        1,235               12,447               0.0%
    DuzonBIzon Co., Ltd.                                                             4,560               30,028               0.0%
    e-LITECOM Co., Ltd.                                                              1,023               13,942               0.0%
    E-Mart Co., Ltd.                                                                 3,033              562,769               0.1%
    E1 Corp.                                                                           840               56,365               0.0%
    Eagon Industries Co., Ltd.                                                       2,350               35,974               0.0%
    Easy Bio, Inc.                                                                   7,164               37,550               0.0%
    EG Corp.                                                                         1,007               17,780               0.0%
    ENF Technology Co., Ltd.                                                         1,186                6,974               0.0%
    Eo Technics Co., Ltd.                                                            1,515              156,668               0.0%
    Eugene Corp.                                                                    22,437               67,139               0.0%
    Eugene Technology Co., Ltd.                                                      1,560               25,222               0.0%
    EVERDIGM Corp.                                                                   5,587               36,468               0.0%
    Fila Korea, Ltd.                                                                 1,477              154,250               0.0%
*   Flexcom, Inc.                                                                    2,681               12,790               0.0%
*   Foosung Co., Ltd.                                                                4,830               11,284               0.0%
    Fursys, Inc.                                                                     2,447               73,482               0.0%
    Gaon Cable Co., Ltd.                                                             1,340               33,042               0.0%
    Global & Yuasa Battery Co., Ltd.                                                 2,050               71,161               0.0%
    Global Display Co., Ltd.                                                         5,442               33,052               0.0%
    Golfzon Co., Ltd.                                                                2,670               67,014               0.0%
    Grand Korea Leisure Co., Ltd.                                                    2,950              105,637               0.0%
    Green Cross Corp.                                                                  899              115,054               0.0%
    Green Cross Holdings Corp.                                                       5,200              109,127               0.0%
*   GS Engineering & Construction Corp.                                             14,705              387,489               0.0%
    GS Global Corp.                                                                  2,780               23,085               0.0%
    GS Holdings Corp.                                                               12,583              486,744               0.0%
    GS Home Shopping, Inc.                                                             332               66,954               0.0%
    GS retail Co., Ltd.                                                              7,250              169,001               0.0%
*   Halla Corp.                                                                      3,187               21,788               0.0%
    Halla Holdings Corp.                                                             1,879              124,247               0.0%
    Halla Visteon Climate Control Corp.                                              4,010              178,705               0.0%
    Han Kuk Carbon Co., Ltd.                                                         9,360               53,811               0.0%
    Hana Financial Group, Inc.                                                      34,290            1,187,449               0.1%
    Hana Tour Service, Inc.                                                          1,057               66,371               0.0%
    Handok, Inc.                                                                     1,840               41,074               0.0%
    Handsome Co., Ltd.                                                               4,900              147,205               0.0%
    Hanil Cement Co., Ltd.                                                           1,122              144,339               0.0%
*   Hanil E-Hwa Co., Ltd.                                                            3,353               56,162               0.0%
*   Hanjin Heavy Industries & Construction Co., Ltd.                                23,224               94,134               0.0%
*   Hanjin Kal Corp.                                                                 3,344               82,888               0.0%
*   Hanjin Shipping Co., Ltd.                                                        3,664               17,352               0.0%
*   Hanjin Shipping Holdings Co., Ltd.                                               1,074               10,156               0.0%
    Hanjin Transportation Co., Ltd.                                                  2,170              108,947               0.0%
    Hankook Shell Oil Co., Ltd.                                                        110               50,292               0.0%
    Hankook Tire Co., Ltd.                                                          11,436              589,226               0.1%
*   Hanmi Pharm Co., Ltd.                                                            1,429              113,585               0.0%
*   Hanmi Science Co., Ltd.                                                          4,273               58,364               0.0%
    Hansae Co., Ltd.                                                                 1,440               49,314               0.0%
    Hansae Yes24 Holdings Co., Ltd.                                                  3,090               41,691               0.0%
    Hansol Chemical Co., Ltd.                                                        1,170               37,557               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
    Hansol Logistics Co., Ltd.                                                      15,480    $          33,876               0.0%
    Hansol Paper Co.                                                                13,790              128,093               0.0%
#*  Hansol Technics Co., Ltd.                                                        7,716               84,797               0.0%
    Hanssem Co., Ltd.                                                                1,492              177,841               0.0%
    Hanwha Chemical Corp.                                                           19,014              216,656               0.0%
    Hanwha Corp.                                                                    15,900              407,396               0.0%
    Hanwha Galleria Timeworld Co., Ltd.                                                700               42,312               0.0%
*   Hanwha General Insurance Co., Ltd.                                               7,534               38,032               0.0%
*   Hanwha Investment & Securities Co., Ltd.                                        14,239               49,983               0.0%
    Hanwha Life Insurance Co., Ltd.                                                 45,527              349,856               0.0%
    Hanyang Securities Co., Ltd.                                                     1,630               10,456               0.0%
*   Harim Holdings Co., Ltd.                                                         2,717               12,012               0.0%
    Heung-A Shipping Co., Ltd.                                                      22,060               45,175               0.0%
    Hite Jinro Co., Ltd.                                                             7,642              189,172               0.0%
    Hitejinro Holdings Co., Ltd.                                                     1,300               15,246               0.0%
*   HMC Investment Securities Co., Ltd.                                              3,246               33,474               0.0%
    Hotel Shilla Co., Ltd.                                                           5,490              516,852               0.1%
    Huchems Fine Chemical Corp.                                                      2,620               56,995               0.0%
    Humax Co., Ltd.                                                                  4,280               41,630               0.0%
    Huons Co., Ltd.                                                                  1,093               65,939               0.0%
    Husteel Co., Ltd.                                                                2,170               33,877               0.0%
    Huvis Corp.                                                                      4,510               51,984               0.0%
    Hwa Shin Co., Ltd.                                                               4,730               38,396               0.0%
    Hy-Lok Corp.                                                                     2,898               79,150               0.0%
    Hyosung Corp.                                                                    6,041              358,684               0.0%
*   Hyundai BNG Steel Co., Ltd.                                                      2,150               34,855               0.0%
    Hyundai Corp.                                                                    3,840              131,646               0.0%
    Hyundai Department Store Co., Ltd.                                               3,692              468,040               0.0%
    Hyundai Development Co.                                                         16,047              605,183               0.1%
*   Hyundai Elevator Co., Ltd.                                                       3,022              127,920               0.0%
    Hyundai Engineering & Construction Co., Ltd.                                     7,327              332,513               0.0%
    Hyundai Glovis Co., Ltd.                                                           440              109,442               0.0%
    Hyundai Greenfood Co., Ltd.                                                     11,600              197,381               0.0%
    Hyundai Heavy Industries Co., Ltd.                                               2,739              254,489               0.0%
    Hyundai Home Shopping Network Corp.                                                625               79,486               0.0%
    Hyundai Hy Communications & Networks Co., Ltd.                                   9,650               41,070               0.0%
    Hyundai Livart Co., Ltd.                                                         4,100              173,355               0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                                       15,061              397,764               0.0%
    Hyundai Mobis Co., Ltd.                                                          3,738              874,559               0.1%
    Hyundai Motor Co.                                                               10,982            1,742,641               0.1%
*   Hyundai Securities Co., Ltd.                                                    40,700              264,426               0.0%
    Hyundai Steel Co.                                                                7,754              494,193               0.0%
    Hyundai Wia Corp.                                                                1,026              176,844               0.0%
    Il Dong Pharmaceutical Co., Ltd.                                                 3,120               47,463               0.0%
    Iljin Display Co., Ltd.                                                          1,940               12,975               0.0%
    Iljin Electric Co., Ltd.                                                         5,010               37,378               0.0%
#*  Iljin Materials Co., Ltd.                                                        1,650               12,183               0.0%
    Ilshin Spinning Co., Ltd.                                                          271               49,429               0.0%
    iMarketKorea, Inc.                                                                 640               15,819               0.0%
    Industrial Bank of Korea                                                        27,480              401,849               0.0%
*   Infopia Co., Ltd.                                                                1,599               22,149               0.0%
*   InkTec Co., Ltd.                                                                   909                9,412               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
*   InnoWireless, Inc.                                                                 699    $           6,870               0.0%
*   Innox Corp.                                                                      1,728               22,978               0.0%
*   Insun ENT Co., Ltd.                                                             11,140               34,296               0.0%
*   Interflex Co., Ltd.                                                              2,782               29,207               0.0%
    Interpark Corp.                                                                 13,064              110,976               0.0%
    INTOPS Co., Ltd.                                                                 1,368               19,958               0.0%
    Inzi Controls Co., Ltd.                                                          2,340               11,094               0.0%
    INZI Display Co., Ltd.                                                           6,794               11,394               0.0%
*   IS Dongseo Co., Ltd.                                                             2,030               86,961               0.0%
    ISU Chemical Co., Ltd.                                                           3,690               35,612               0.0%
    IsuPetasys Co., Ltd.                                                            14,830               59,939               0.0%
    Jahwa Electronics Co., Ltd.                                                      6,340               66,619               0.0%
    JB Financial Group Co., Ltd.                                                    31,088              190,913               0.0%
    Jeil Pharmaceutical Co.                                                          1,820               40,700               0.0%
    JW Holdings Co., Ltd.                                                            4,368                9,786               0.0%
    JW Pharmaceutical Corp.                                                          3,087               42,761               0.0%
    Kangwon Land, Inc.                                                               8,480              277,299               0.0%
    KB Capital Co., Ltd.                                                             3,043               60,690               0.0%
    KB Financial Group, Inc.                                                        15,280              598,972               0.1%
    KB Financial Group, Inc. ADR                                                    13,208              511,150               0.1%
    KC Green Holdings Co., Ltd.                                                      5,380               52,084               0.0%
    KC Tech Co., Ltd.                                                                4,453               32,001               0.0%
    KEPCO Engineering & Construction Co., Inc.                                       1,061               64,437               0.0%
    KEPCO Plant Service & Engineering Co., Ltd.                                      1,610              131,931               0.0%
    KG Chemical Corp.                                                                1,860               28,844               0.0%
    Kginicis Co., Ltd.                                                               1,312               18,775               0.0%
    KH Vatec Co., Ltd.                                                               3,928              119,550               0.0%
    Kia Motors Corp.                                                                21,237            1,031,533               0.1%
    Kishin Corp.                                                                     5,120               35,614               0.0%
    KISWIRE, Ltd.                                                                    2,160              105,238               0.0%
    KIWOOM Securities Co., Ltd.                                                      3,271              139,063               0.0%
*   KMH Co., Ltd.                                                                    4,832               40,053               0.0%
*   KMW Co., Ltd.                                                                    3,482               36,158               0.0%
    Koh Young Technology, Inc.                                                         552               17,039               0.0%
    Kolao Holdings                                                                   3,520               54,103               0.0%
*   Kolon Global Corp.                                                               1,142                7,938               0.0%
    Kolon Industries, Inc.                                                           4,288              218,091               0.0%
    Kolon Life Science, Inc.                                                           571               27,504               0.0%
    KONA I Co., Ltd.                                                                 1,526               62,300               0.0%
    Korea Aerospace Industries, Ltd.                                                 2,430               93,835               0.0%
    Korea Circuit Co., Ltd.                                                          3,237               23,992               0.0%
    Korea District Heating Corp.                                                       772               43,372               0.0%
    Korea Electric Power Corp. Sponsored ADR                                         9,600              209,856               0.0%
    Korea Electric Terminal Co., Ltd.                                                1,750               90,128               0.0%
*   Korea Gas Corp.                                                                  3,822              179,181               0.0%
    Korea Investment Holdings Co., Ltd.                                             10,480              529,941               0.1%
    Korea Kolmar Co., Ltd.                                                             431               21,014               0.0%
    Korea Petrochemical Ind Co., Ltd.                                                1,545              113,172               0.0%
    Korea United Pharm, Inc.                                                         1,346               18,509               0.0%
    Korea Zinc Co., Ltd.                                                               699              263,238               0.0%
*   Korean Air Lines Co., Ltd.                                                       8,910              316,286               0.0%
    Korean Reinsurance Co.                                                          25,089              267,987               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
    Kortek Corp.                                                                     1,982    $          21,636               0.0%
    KPX Chemical Co., Ltd.                                                             220               12,244               0.0%
    KT Corp. Sponsored ADR                                                           5,400               82,782               0.0%
*   KT Hitel Co., Ltd.                                                               1,589               12,010               0.0%
    KT Skylife Co., Ltd.                                                             3,050               55,459               0.0%
    KT&G Corp.                                                                       9,033              799,806               0.1%
*   KTB Investment & Securities Co., Ltd.                                           12,690               25,586               0.0%
    Kukdo Chemical Co., Ltd.                                                         1,090               42,210               0.0%
    Kumho Electric Co., Ltd.                                                           690               11,004               0.0%
*   Kumho Industrial Co., Ltd.                                                         137                1,540               0.0%
    Kumho Petrochemical Co., Ltd.                                                      931               67,328               0.0%
*   Kumho Tire Co., Inc.                                                             9,343               93,495               0.0%
    Kumkang Kind Co., Ltd.                                                             850               48,031               0.0%
    Kunsul Chemical Industrial Co., Ltd.                                               960               40,047               0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                                              7,180               69,581               0.0%
*   Kwang Myung Electric Engineering Co., Ltd.                                       4,580               10,355               0.0%
*   Kwangju Bank                                                                     2,900               29,290               0.0%
*   Kyobo Securities Co., Ltd.                                                       5,430               68,462               0.0%
*   Kyongnam Bank                                                                    4,432               51,709               0.0%
    Kyung Dong Navien Co., Ltd.                                                        590               16,082               0.0%
    Kyungchang Industrial Co., Ltd.                                                  5,099               46,812               0.0%
    KyungDong City Gas Co., Ltd.                                                       197               21,580               0.0%
    Kyungdong Pharm Co., Ltd.                                                        1,450               32,425               0.0%
*   LB Semicon, Inc.                                                                 4,067                5,537               0.0%
    LEENO Industrial, Inc.                                                           1,048               41,733               0.0%
    LF Corp.                                                                         4,880              153,920               0.0%
    LG Chem, Ltd.                                                                    1,616              302,862               0.0%
    LG Corp.                                                                        10,961              652,180               0.1%
*   LG Display Co., Ltd.                                                             4,840              142,485               0.0%
*   LG Display Co., Ltd. ADR                                                        94,721            1,422,709               0.1%
    LG Electronics, Inc.                                                            18,912            1,154,987               0.1%
    LG Hausys, Ltd.                                                                  1,425              212,622               0.0%
    LG Household & Health Care, Ltd.                                                   649              377,941               0.0%
*   LG Innotek Co., Ltd.                                                             2,590              204,217               0.0%
    LG International Corp.                                                           4,050               82,097               0.0%
*   LG Life Sciences, Ltd.                                                           1,620               57,074               0.0%
    LG Uplus Corp.                                                                  64,280              661,053               0.1%
    LIG Insurance Co., Ltd.                                                         14,710              384,062               0.0%
    Lock&Lock Co., Ltd.                                                              3,170               33,791               0.0%
    Lotte Chemical Corp.                                                             3,981              539,928               0.1%
    Lotte Chilsung Beverage Co., Ltd.                                                   88              139,294               0.0%
    Lotte Confectionery Co., Ltd.                                                      176              316,505               0.0%
    Lotte Food Co., Ltd.                                                                89               55,253               0.0%
    LOTTE Himart Co., Ltd.                                                           1,430               88,501               0.0%
*   Lotte Non-Life Insurance Co., Ltd.                                               2,500                6,806               0.0%
    Lotte Shopping Co., Ltd.                                                         1,627              451,096               0.0%
    LS Corp.                                                                         3,920              219,494               0.0%
    LS Industrial Systems Co., Ltd.                                                  1,605               94,605               0.0%
*   Lumens Co., Ltd.                                                                 7,572               38,671               0.0%
    Macquarie Korea Infrastructure Fund                                             51,254              342,310               0.0%
*   Macrogen, Inc.                                                                     656               27,132               0.0%
    Maeil Dairy Industry Co., Ltd.                                                   1,665               52,718               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
*   Mando Corp.                                                                      2,051    $         386,707               0.0%
    Medy-Tox, Inc.                                                                     997              232,283               0.0%
    MegaStudy Co., Ltd.                                                              1,386               69,510               0.0%
*   Melfas, Inc.                                                                     5,717               28,315               0.0%
    Meritz Financial Group, Inc.                                                     9,650               85,220               0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                                        19,112              228,961               0.0%
    Meritz Securities Co., Ltd.                                                     69,570              282,815               0.0%
    Mirae Asset Securities Co., Ltd.                                                 4,516              193,994               0.0%
    MK Electron Co., Ltd.                                                            5,177               27,162               0.0%
*   MNTech Co., Ltd.                                                                 5,018               19,294               0.0%
    Modetour Network, Inc.                                                             692               13,560               0.0%
    Moorim P&P Co., Ltd.                                                             8,640               39,791               0.0%
    Motonic Corp.                                                                    2,210               26,859               0.0%
*   Muhak Co., Ltd.                                                                  3,546              111,897               0.0%
    Namhae Chemical Corp.                                                            9,970               79,006               0.0%
    Naver Corp.                                                                        717              507,365               0.1%
    NCSoft Corp.                                                                     1,673              230,479               0.0%
*   Neowiz Games Corp.                                                               4,290               92,368               0.0%
*   NEPES Corp.                                                                      6,920               40,360               0.0%
    Nexen Corp.                                                                        310               25,246               0.0%
    Nexen Tire Corp.                                                                 6,774               82,963               0.0%
    NH Investment & Securities Co., Ltd.                                             9,052               67,827               0.0%
*   NHN Entertainment Corp.                                                            306               23,822               0.0%
    NICE Holdings Co., Ltd.                                                          4,060               67,317               0.0%
    NICE Information Service Co., Ltd.                                                 130                  565               0.0%
*   NK Co., Ltd.                                                                     2,093                9,175               0.0%
    Nong Shim Holdings Co., Ltd.                                                       792               93,010               0.0%
    NongShim Co., Ltd.                                                                 643              160,535               0.0%
*   OCI Co., Ltd.                                                                    2,346              202,500               0.0%
    OCI Materials Co., Ltd.                                                          1,887               89,839               0.0%
*   OPTRON-TEC, Inc.                                                                 1,515                5,982               0.0%
    Orion Corp.                                                                        374              288,267               0.0%
*   Osstem Implant Co., Ltd.                                                         3,554              144,882               0.0%
*   Osung LST Co., Ltd.                                                              2,355                2,035               0.0%
    Ottogi Corp.                                                                       244              129,124               0.0%
    Paradise Co., Ltd.                                                               2,315               71,255               0.0%
    Partron Co., Ltd.                                                                8,861               72,963               0.0%
    Poongsan Corp.                                                                   7,260              179,632               0.0%
    POSCO ADR                                                                       18,551            1,327,510               0.1%
    POSCO Chemtech Co., Ltd.                                                           461               63,883               0.0%
    Posco ICT Co., Ltd.                                                              7,848               44,834               0.0%
*   Posco Plantec Co., Ltd.                                                          3,608                9,478               0.0%
*   Power Logics Co., Ltd.                                                           6,846               22,296               0.0%
    Pyeong Hwa Automotive Co., Ltd.                                                  3,427               55,624               0.0%
    RFTech Co., Ltd.                                                                 4,463               28,420               0.0%
    S&T Dynamics Co., Ltd.                                                           5,750               44,928               0.0%
    S&T Motiv Co., Ltd.                                                              2,830              102,445               0.0%
    S-1 Corp.                                                                        1,719              119,703               0.0%
    S-MAC Co., Ltd.                                                                  7,741               29,387               0.0%
    S-Oil Corp.                                                                      4,657              176,916               0.0%
    Saeron Automotive Corp.                                                          3,700               37,591               0.0%
*   Sajo Industries Co., Ltd.                                                          870               30,572               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
    Sam Yung Trading Co., Ltd.                                                       3,760    $          84,043               0.0%
    Samchully Co., Ltd.                                                                607               85,853               0.0%
    SAMHWA Paints Industrial Co., Ltd.                                               1,500               17,666               0.0%
    Samick Musical Instruments Co., Ltd.                                            16,530               63,237               0.0%
    Samick THK Co., Ltd.                                                             1,380               11,652               0.0%
    Samjin Pharmaceutical Co., Ltd.                                                    380                9,028               0.0%
    Samkwang Glass                                                                     530               34,025               0.0%
    Samlip General Foods Co., Ltd.                                                     205               32,335               0.0%
    Samsung Electro-Mechanics Co., Ltd.                                             17,665              805,632               0.1%
    Samsung Electronics Co., Ltd.                                                    6,639            7,742,011               0.4%
    Samsung Electronics Co., Ltd. GDR                                                4,168            2,405,223               0.1%
*   Samsung Engineering Co., Ltd.                                                    1,437               82,882               0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                                        4,584            1,234,289               0.1%
    Samsung Heavy Industries Co., Ltd.                                              22,890              557,878               0.1%
    Samsung Life Insurance Co., Ltd.                                                 3,127              341,082               0.0%
    Samsung SDI Co., Ltd.                                                            7,572              892,882               0.1%
    Samsung Securities Co., Ltd.                                                    12,452              557,869               0.1%
    Samsung Techwin Co., Ltd.                                                        3,840              117,938               0.0%
    Samyang Foods Co., Ltd.                                                            870               17,897               0.0%
    Samyang Holdings Corp.                                                           1,808              150,411               0.0%
    Savezone I&C Corp.                                                               7,320               48,389               0.0%
    SBS Media Holdings Co., Ltd.                                                    17,020               52,430               0.0%
    Seah Besteel Corp.                                                               4,160              124,396               0.0%
    SeAH Holdings Corp.                                                                341               57,436               0.0%
    SeAH Steel Corp.                                                                   878               68,015               0.0%
    Sebang Co., Ltd.                                                                 4,540               82,277               0.0%
*   Seegene, Inc.                                                                    1,050               57,755               0.0%
    Sejong Industrial Co., Ltd.                                                      4,410               61,769               0.0%
*   Seohee Construction Co., Ltd.                                                   59,786               38,968               0.0%
    Seoul Semiconductor Co., Ltd.                                                    2,704               46,375               0.0%
    Seoyeon Co., Ltd.                                                                1,536               21,961               0.0%
*   Sewon Cellontech Co., Ltd.                                                       9,690               27,156               0.0%
    Sewon Precision Industry Co., Ltd.                                                 410               12,042               0.0%
    SFA Engineering Corp.                                                            2,051               87,348               0.0%
    Shinhan Financial Group Co., Ltd.                                               11,050              520,077               0.1%
    Shinhan Financial Group Co., Ltd. ADR                                           18,630              876,914               0.1%
    Shinsegae Co., Ltd.                                                              1,834              340,219               0.0%
    Shinsegae International Co., Ltd.                                                  500               58,610               0.0%
*   Shinsung Solar Energy Co., Ltd.                                                  8,513                8,580               0.0%
    Silicon Works Co., Ltd.                                                          3,171               69,448               0.0%
    Silla Co., Ltd.                                                                  1,850               34,416               0.0%
*   Simm Tech Co., Ltd.                                                             13,169              110,713               0.0%
*   SK Broadband Co., Ltd.                                                          57,746              244,768               0.0%
    SK Chemicals Co., Ltd.                                                           3,118              177,867               0.0%
*   SK Communications Co., Ltd.                                                      5,796               35,104               0.0%
    SK Gas, Ltd.                                                                     1,624              212,191               0.0%
    SK Holdings Co., Ltd.                                                            7,363            1,154,142               0.1%
*   SK Hynix, Inc.                                                                  23,180            1,033,696               0.1%
    SK Innovation Co., Ltd.                                                          5,204              425,688               0.0%
*   SK Networks Co., Ltd.                                                           32,770              336,192               0.0%
*   SK Securities Co., Ltd.                                                         97,610               85,167               0.0%
    SK Telecom Co., Ltd.                                                               191               47,864               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SOUTH KOREA -- (Continued)
    SK Telecom Co., Ltd. ADR                                                         6,000    $         166,740               0.0%
    SKC Co., Ltd.                                                                    5,040              129,492               0.0%
    SL Corp.                                                                         5,700              104,966               0.0%
*   SM Entertainment Co.                                                             2,832               74,954               0.0%
    Songwon Industrial Co., Ltd.                                                     2,850               16,572               0.0%
    Soulbrain Co., Ltd.                                                              2,878               72,759               0.0%
*   Ssangyong Cement Industrial Co., Ltd.                                            4,260               41,189               0.0%
*   STS Semiconductor & Telecommunications                                          13,061               39,220               0.0%
*   STX Engine Co., Ltd.                                                             4,720               11,626               0.0%
    Suheung Co., Ltd.                                                                  930               51,738               0.0%
    Sung Kwang Bend Co., Ltd.                                                        4,521               65,407               0.0%
*   Sungchang Enterprise Holdings, Ltd.                                              1,650               32,332               0.0%
*   Sungshin Cement Co., Ltd.                                                        3,440               26,439               0.0%
    Sungwoo Hitech Co., Ltd.                                                        12,109              174,552               0.0%
*   Suprema, Inc.                                                                    1,355               38,136               0.0%
*   Synopex, Inc.                                                                   20,990               28,042               0.0%
    Taekwang Industrial Co., Ltd.                                                      100              116,738               0.0%
*   Taewoong Co., Ltd.                                                               3,281               50,969               0.0%
*   Taeyoung Engineering & Construction Co., Ltd.                                   14,580               57,845               0.0%
    Tongyang Life Insurance                                                          9,040               98,182               0.0%
*   Top Engineering Co., Ltd.                                                        1,477                5,766               0.0%
*   Toray Chemical Korea, Inc.                                                         460                5,566               0.0%
    TS Corp.                                                                         1,160               34,900               0.0%
    Uju Electronics Co., Ltd.                                                          629                6,177               0.0%
    Unid Co., Ltd.                                                                   1,490               82,943               0.0%
    Vieworks Co., Ltd.                                                                 893               30,277               0.0%
*   WillBes & Co. (The)                                                             12,360               14,305               0.0%
*   Wonik IPS Co., Ltd.                                                              8,326              105,224               0.0%
    Woojeon & Handan Co., Ltd.                                                       5,947               14,040               0.0%
*   Woongjin Holdings Co., Ltd.                                                     20,020               36,459               0.0%
*   Woongjin Thinkbig Co., Ltd.                                                      2,791               18,896               0.0%
    Wooree ETI Co., Ltd.                                                             9,835               14,470               0.0%
*   Woori Finance Holdings Co., Ltd.                                                34,860              396,010               0.0%
*   Woori Finance Holdings Co., Ltd. ADR                                             1,175               40,032               0.0%
    Woori Investment & Securities Co., Ltd.                                         12,483              136,823               0.0%
#*  Woori Investment Bank Co., Ltd.                                                 99,956               44,021               0.0%
    Y G-1 Co., Ltd.                                                                  4,426               39,575               0.0%
    YG Entertainment, Inc.                                                           1,175               49,963               0.0%
    Youlchon Chemical Co., Ltd.                                                      1,990               25,286               0.0%
    Young Poong Corp.                                                                  198              219,673               0.0%
    Youngone Corp.                                                                   8,136              486,803               0.0%
    Youngone Holdings Co., Ltd.                                                      2,034              200,863               0.0%
    Yuhan Corp.                                                                      1,428              236,077               0.0%
                                                                                              -----------------    --------------
TOTAL SOUTH KOREA                                                                                    75,969,625               3.8%
                                                                                              -----------------    --------------
SPAIN -- (2.0%)
    Abengoa SA                                                                      11,833               52,446               0.0%
    Abengoa SA Class B                                                             166,205              702,487               0.0%
    Abertis Infraestructuras SA                                                     31,066              647,788               0.0%
*   Acciona SA                                                                       8,627              602,928               0.0%
    Acerinox SA                                                                     25,801              383,905               0.0%
    ACS Actividades de Construccion y Servicios SA                                  12,554              465,978               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SPAIN -- (Continued)
    Adveo Group International SA                                                     2,047    $          37,202               0.0%
*   Almirall SA                                                                      9,125              149,645               0.0%
    Amadeus IT Holding SA Class A                                                   25,478              937,391               0.1%
    Atresmedia Corp de Medios de Comunicacion SA                                     9,022              132,393               0.0%
    Banco Bilbao Vizcaya Argentaria SA                                             104,399            1,167,689               0.1%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR                               161,212            1,799,128               0.1%
    Banco de Sabadell SA                                                           588,879            1,702,579               0.1%
    Banco Popular Espanol SA                                                       229,574            1,318,720               0.1%
    Banco Santander SA                                                             446,607            3,946,007               0.2%
    Banco Santander SA Sponsored ADR                                               191,646            1,680,735               0.1%
*   Bankia SA                                                                      346,527              621,443               0.0%
    Bankinter SA                                                                   119,138              985,570               0.1%
*   Baron de Ley                                                                       336               30,488               0.0%
    Bolsas y Mercados Espanoles SA                                                  18,297              696,136               0.0%
    CaixaBank SA                                                                   142,442              778,474               0.1%
#*  Caja de Ahorros del Mediterraneo                                                 4,397                   --               0.0%
    Cie Automotive SA                                                               13,931              188,998               0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                                      239               79,573               0.0%
*   Deoleo SA                                                                      133,169               61,779               0.0%
    Distribuidora Internacional de Alimentacion SA                                  71,716              455,667               0.0%
    Duro Felguera SA                                                                16,567               75,042               0.0%
    Ebro Foods SA                                                                   12,714              227,570               0.0%
    Elecnor SA                                                                       4,850               54,094               0.0%
    Enagas SA                                                                       35,500            1,191,371               0.1%
    Ence Energia y Celulosa SA                                                      34,147               73,956               0.0%
*   Ercros SA                                                                       16,413                9,760               0.0%
    Faes Farma SA                                                                   64,265              149,283               0.0%
    Ferrovial SA                                                                    37,425              765,156               0.1%
    Fluidra SA                                                                       4,609               15,096               0.0%
#*  Fomento de Construcciones y Contratas SA                                        13,309              244,843               0.0%
*   Gamesa Corp. Tecnologica SA                                                     75,988              750,232               0.0%
    Gas Natural SDG SA                                                              33,472              966,562               0.1%
    Grifols SA                                                                      11,550              471,635               0.0%
    Grupo Catalana Occidente SA                                                     11,982              361,514               0.0%
*   Grupo Ezentis SA                                                                30,793               27,774               0.0%
    Iberdrola SA                                                                   528,216            3,739,197               0.2%
    Inditex SA                                                                      27,302              768,090               0.1%
    Indra Sistemas SA                                                               31,963              353,108               0.0%
*   Jazztel P.L.C.                                                                  48,238              771,209               0.1%
    Mapfre SA                                                                      183,552              629,410               0.0%
*   Mediaset Espana Comunicacion SA                                                 65,145              817,852               0.1%
    Melia Hotels International SA                                                   19,140              191,460               0.0%
    Miquel y Costas & Miquel SA                                                      1,728               60,548               0.0%
*   Natra SA                                                                        13,809               20,966               0.0%
*   NH Hotel Group SA                                                               37,446              170,975               0.0%
    Obrascon Huarte Lain SA                                                         16,188              473,260               0.0%
    Papeles y Cartones de Europa SA                                                 21,567              112,647               0.0%
*   Pescanova SA                                                                     2,936                   --               0.0%
*   Promotora de Informaciones SA Class A                                          188,894               53,428               0.0%
    Prosegur Cia de Seguridad SA                                                    35,499              208,511               0.0%
*   Realia Business SA                                                              20,311               29,618               0.0%
    Red Electrica Corp. SA                                                          11,186              977,447               0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SPAIN -- (Continued)
    Repsol SA                                                                       33,207    $         742,147               0.0%
    Repsol SA Sponsored ADR                                                         42,662              956,055               0.1%
*   Sacyr SA                                                                        61,369              269,644               0.0%
    Tecnicas Reunidas SA                                                             6,519              321,147               0.0%
*   Telecomunicaciones y Energia                                                     8,716               15,043               0.0%
    Telefonica SA                                                                  154,961            2,331,803               0.1%
    Telefonica SA Sponsored ADR                                                     43,078              645,308               0.0%
    Tubacex SA                                                                      36,604              155,665               0.0%
    Tubos Reunidos SA                                                               30,261               88,639               0.0%
    Vidrala SA                                                                       4,036              160,346               0.0%
    Viscofan SA                                                                      8,630              507,449               0.0%
*   Vocento SA                                                                       6,696               12,819               0.0%
    Zardoya Otis SA                                                                 25,192              293,736               0.0%
*   Zeltia SA                                                                       45,742              149,277               0.0%
                                                                                              -----------------    --------------
TOTAL SPAIN                                                                                          41,035,841               2.1%
                                                                                              -----------------    --------------
SWEDEN -- (2.3%)
    AAK AB                                                                           7,868              426,743               0.0%
    Acando AB                                                                       11,914               18,356               0.0%
    AddTech AB Class B                                                               4,134               58,596               0.0%
    AF AB Class B                                                                   14,876              225,443               0.0%
    Alfa Laval AB                                                                   22,725              468,451               0.0%
    Assa Abloy AB Class B                                                           23,091            1,225,775               0.1%
    Atlas Copco AB Class A                                                          15,877              459,890               0.0%
    Atlas Copco AB Class B                                                           9,205              243,820               0.0%
    Avanza Bank Holding AB                                                           3,951              125,891               0.0%
    Axfood AB                                                                        3,603              221,710               0.0%
#   Axis Communications AB                                                           9,161              250,428               0.0%
    B&B Tools AB Class B                                                             5,827              109,240               0.0%
    Beijer Alma AB                                                                   3,599               83,746               0.0%
    Beijer Electronics AB                                                            1,176                8,724               0.0%
    Beijer Ref AB Class B                                                            2,908               52,820               0.0%
    Betsson AB                                                                      11,976              423,140               0.0%
    Bilia AB Class A                                                                 8,813              250,171               0.0%
    BillerudKorsnas AB                                                              42,063              613,521               0.0%
    BioGaia AB Class B                                                               1,910               48,666               0.0%
    Bjoern Borg AB                                                                   4,436               13,481               0.0%
    Boliden AB                                                                      68,765            1,136,504               0.1%
    Bulten AB                                                                        4,493               37,450               0.0%
    Byggmax Group AB                                                                22,164              137,547               0.0%
    Castellum AB                                                                    31,116              477,168               0.0%
#*  CDON Group AB                                                                    5,064               13,690               0.0%
    Clas Ohlson AB Class B                                                           5,206               89,720               0.0%
*   Cloetta AB Class B                                                               6,849               19,886               0.0%
    Concentric AB                                                                   13,233              161,918               0.0%
    Corem Property Group AB Class B                                                  1,440                4,716               0.0%
    Dios Fastigheter AB                                                              9,517               64,481               0.0%
    Duni AB                                                                          8,871              126,482               0.0%
    Electrolux AB Series B                                                          43,531            1,233,441               0.1%
    Elekta AB Class B                                                               32,169              329,890               0.0%
    Enea AB                                                                          6,373               52,236               0.0%
#*  Eniro AB                                                                        35,735               39,327               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWEDEN -- (Continued)
    Fabege AB                                                                       26,683    $         342,521               0.0%
*   Fastighets AB Balder                                                             6,448               84,014               0.0%
    Getinge AB Class B                                                              20,538              471,207               0.0%
    Gunnebo AB                                                                      12,828               64,844               0.0%
    Haldex AB                                                                       20,108              246,784               0.0%
    Hennes & Mauritz AB Class B                                                     28,325            1,130,153               0.1%
    Hexagon AB Class B                                                              32,386            1,092,884               0.1%
    Hexpol AB                                                                        5,500              487,285               0.0%
    HIQ International AB                                                            13,808               74,705               0.0%
    Holmen AB Class B                                                               16,575              548,592               0.0%
    Hufvudstaden AB Class A                                                          6,318               81,982               0.0%
    Husqvarna AB Class A                                                            20,121              149,158               0.0%
    Husqvarna AB Class B                                                            88,274              659,066               0.1%
    ICA Gruppen AB                                                                  16,701              668,719               0.1%
    Industrial & Financial Systems Class B                                           4,074              126,858               0.0%
    Indutrade AB                                                                     6,847              276,492               0.0%
    Intrum Justitia AB                                                              17,478              520,525               0.0%
    JM AB                                                                           23,593              762,579               0.1%
*   Kambi Group P.L.C. Class B                                                       1,201               11,469               0.0%
*   KappAhl AB                                                                      16,275               90,212               0.0%
    Klovern AB                                                                       9,524               48,488               0.0%
    KNOW IT AB                                                                       7,176               52,462               0.0%
    Kungsleden AB                                                                   24,285              151,493               0.0%
    Lagercrantz AB Class B                                                           3,024               57,324               0.0%
*   Lindab International AB                                                         18,482              169,925               0.0%
    Loomis AB Class B                                                               17,254              475,331               0.0%
*   Lundin Petroleum AB                                                             27,026              382,001               0.0%
#   Meda AB Class A                                                                 59,494              779,139               0.1%
#*  Medivir AB Class B                                                               8,452              142,722               0.0%
    Mekonomen AB                                                                     1,820               38,389               0.0%
    Millicom International Cellular SA                                               5,820              475,002               0.0%
    Modern Times Group AB Class B                                                   11,891              367,622               0.0%
    MQ Holding AB                                                                    7,306               33,267               0.0%
    Mycronic AB                                                                     28,090               76,289               0.0%
    NCC AB Class A                                                                   2,685               79,134               0.0%
    NCC AB Class B                                                                  25,519              750,643               0.1%
    Nederman Holding AB                                                                 53                1,110               0.0%
    Net Entertainment NE AB                                                          5,323              164,485               0.0%
*   Net Insight AB Class B                                                          64,475               26,513               0.0%
    New Wave Group AB Class B                                                       15,359               70,656               0.0%
    Nibe Industrier AB Class B                                                      15,558              412,976               0.0%
    Nobia AB                                                                        40,048              325,542               0.0%
    Nolato AB Class B                                                                9,672              223,652               0.0%
    Nordea Bank AB                                                                 200,495            2,578,717               0.1%
    Nordnet AB Class B                                                              25,543               90,142               0.0%
    Oriflame Cosmetics SA                                                            2,373               41,481               0.0%
    Peab AB                                                                         51,796              351,647               0.0%
*   Pricer AB Class B                                                               33,823               25,244               0.0%
    Proffice AB Class B                                                             13,012               32,895               0.0%
    Ratos AB Class B                                                                 3,401               22,826               0.0%
*   Rezidor Hotel Group AB                                                          22,302               97,380               0.0%
    Saab AB Class B                                                                 16,440              443,997               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWEDEN -- (Continued)
    Sagax AB Class B                                                                 4,530    $          22,523               0.0%
    Sandvik AB                                                                      83,367              915,795               0.1%
*   SAS AB                                                                          49,484               76,158               0.0%
    Securitas AB Class B                                                            69,799              772,368               0.1%
    Semcon AB                                                                        3,284               24,050               0.0%
    Skandinaviska Enskilda Banken AB Class A                                       110,677            1,421,565               0.1%
    Skandinaviska Enskilda Banken AB Class C                                           886               10,900               0.0%
    Skanska AB Class B                                                              72,846            1,484,926               0.1%
    SKF AB Class A                                                                   1,436               28,860               0.0%
    SKF AB Class B                                                                  30,019              602,104               0.0%
    SkiStar AB                                                                       4,567               52,296               0.0%
*   SSAB AB Class A                                                                 13,020               92,596               0.0%
*   SSAB AB Class B(B17H3F6)                                                        28,975              185,570               0.0%
*   SSAB AB Class B(BPRBWM6)                                                        33,238              215,017               0.0%
    Svenska Cellulosa AB Class A                                                     5,638              126,666               0.0%
    Svenska Cellulosa AB Class B                                                    79,422            1,779,568               0.1%
    Svenska Handelsbanken AB Class A                                                26,976            1,289,593               0.1%
    Svenska Handelsbanken AB Class B                                                   808               37,116               0.0%
    Sweco AB Class B                                                                 3,342               46,553               0.0%
    Swedbank AB Class A                                                             71,036            1,882,502               0.1%
    Swedish Match AB                                                                18,087              588,135               0.0%
*   Swedish Orphan Biovitrum AB                                                     25,167              287,843               0.0%
    Systemair AB                                                                       682                9,033               0.0%
    Tele2 AB Class B                                                               116,877            1,484,992               0.1%
    Telefonaktiebolaget LM Ericsson Class A                                         12,842              143,041               0.0%
    Telefonaktiebolaget LM Ericsson Class B                                        123,302            1,456,985               0.1%
    Telefonaktiebolaget LM Ericsson Sponsored ADR                                   90,500            1,071,520               0.1%
    TeliaSonera AB                                                                 214,207            1,483,334               0.1%
    TradeDoubler AB                                                                 13,109               13,756               0.0%
*   Transcom WorldWide SA                                                           83,981               12,495               0.0%
    Transmode AB                                                                       682                5,067               0.0%
    Trelleborg AB Class B                                                           56,922              974,524               0.1%
    Unibet Group P.L.C.                                                              7,951              458,294               0.0%
    Vitrolife AB                                                                     4,005               81,091               0.0%
    Volvo AB Class A                                                                32,685              380,974               0.0%
    Volvo AB Class B                                                               121,612            1,403,456               0.1%
    Volvo AB Sponsored ADR                                                           1,200               13,812               0.0%
    Wallenstam AB Class B                                                           16,952              255,763               0.0%
    Wihlborgs Fastigheter AB                                                         9,465              166,000               0.0%
                                                                                              -----------------    --------------
TOTAL SWEDEN                                                                                         47,488,452               2.4%
                                                                                              -----------------    --------------
SWITZERLAND -- (5.2%)
    ABB, Ltd.                                                                      141,970            3,114,633               0.2%
#   ABB, Ltd. Sponsored ADR                                                         55,400            1,215,476               0.1%
    Actelion, Ltd.                                                                  10,350            1,232,635               0.1%
    Adecco SA                                                                       23,752            1,609,949               0.1%
    AFG Arbonia-Forster Holding AG                                                   3,805               92,877               0.0%
    Allreal Holding AG                                                               3,692              488,702               0.0%
    Alpiq Holding AG                                                                   648               65,195               0.0%
    ams AG                                                                          12,535              449,492               0.0%
    APG SGA SA                                                                         269               78,325               0.0%
    Aryzta AG                                                                       22,161            1,890,367               0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWITZERLAND -- (Continued)
    Ascom Holding AG                                                                19,142    $         280,974               0.0%
    Autoneum Holding AG                                                              1,294              215,626               0.0%
    Bachem Holding AG Class B                                                          894               45,469               0.0%
    Baloise Holding AG                                                              12,070            1,519,429               0.1%
    Bank Coop AG                                                                     1,545               68,223               0.0%
    Banque Cantonale de Geneve                                                         133               29,376               0.0%
    Banque Cantonale Vaudoise                                                          394              211,019               0.0%
    Barry Callebaut AG                                                                 321              336,912               0.0%
    Basler Kantonalbank                                                                198               13,205               0.0%
    Belimo Holding AG                                                                   53              131,542               0.0%
    Bell AG                                                                             22               50,789               0.0%
    Bellevue Group AG                                                                  767                9,755               0.0%
    Berner Kantonalbank AG                                                           1,080              201,843               0.0%
    BKW AG                                                                           2,520               75,822               0.0%
    Bobst Group SA                                                                   2,987              130,008               0.0%
    Bossard Holding AG Class A                                                       1,456              147,577               0.0%
    Bucher Industries AG                                                             2,306              585,754               0.0%
    Burckhardt Compression Holding AG                                                  583              249,781               0.0%
    Burkhalter Holding AG                                                              533               45,158               0.0%
    Calida Holding AG                                                                1,107               42,775               0.0%
    Carlo Gavazzi Holding AG                                                            41                9,714               0.0%
*   Charles Voegele Holding AG                                                       1,422               21,665               0.0%
    Chocoladefabriken Lindt & Sprungli AG                                                5              299,491               0.0%
    Cie Financiere Richemont SA                                                     25,724            2,168,888               0.1%
    Cie Financiere Tradition SA                                                        475               21,310               0.0%
    Clariant AG                                                                     77,364            1,349,463               0.1%
*   Coca-Cola HBC AG ADR                                                            23,155              502,973               0.0%
    Coltene Holding AG                                                                 804               49,981               0.0%
    Conzzeta AG                                                                         35              123,498               0.0%
    Credit Suisse Group AG                                                          73,018            1,945,477               0.1%
#   Credit Suisse Group AG Sponsored ADR                                            58,869            1,568,270               0.1%
    Daetwyler Holding AG                                                             1,803              228,591               0.0%
    DKSH Holding AG                                                                  3,011              222,632               0.0%
*   Dufry AG                                                                         6,189              892,269               0.1%
    Edmond de Rothschild Suisse SA                                                       1               15,905               0.0%
    EFG International AG                                                            14,116              146,768               0.0%
    Emmi AG                                                                            617              218,083               0.0%
    EMS-Chemie Holding AG                                                              886              319,076               0.0%
    Energiedienst Holding AG                                                         1,334               43,685               0.0%
    Flughafen Zuerich AG                                                             1,373              874,900               0.1%
    Forbo Holding AG                                                                   467              485,085               0.0%
    Galenica AG                                                                        942              806,098               0.1%
    GAM Holding AG                                                                  35,625              608,399               0.0%
    Gategroup Holding AG                                                             8,749              197,145               0.0%
    Geberit AG                                                                       3,490            1,191,260               0.1%
    Georg Fischer AG                                                                 1,452              838,638               0.1%
    Givaudan SA                                                                        993            1,658,282               0.1%
    Gurit Holding AG                                                                   219               91,723               0.0%
    Helvetia Holding AG                                                              1,849              879,228               0.1%
    Holcim, Ltd.                                                                    26,622            1,889,484               0.1%
    Huber & Suhner AG                                                                  627               30,929               0.0%
    Implenia AG                                                                      3,191              172,044               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWITZERLAND -- (Continued)
    Inficon Holding AG                                                                 385    $         120,116               0.0%
    Interroll Holding AG                                                               127               72,213               0.0%
    Intershop Holdings AG                                                              281              103,707               0.0%
    Julius Baer Group, Ltd.                                                         34,129            1,496,138               0.1%
    Kaba Holding AG Class B                                                            937              446,735               0.0%
    Kardex AG                                                                        2,423              109,612               0.0%
    Komax Holding AG                                                                 1,805              265,960               0.0%
    Kudelski SA                                                                     18,111              230,982               0.0%
    Kuehne + Nagel International AG                                                  2,593              337,946               0.0%
    Kuoni Reisen Holding AG                                                          1,062              289,524               0.0%
    LEM Holding SA                                                                      68               51,030               0.0%
    Liechtensteinische Landesbank AG                                                   270               10,836               0.0%
*   LifeWatch AG                                                                     2,051               19,580               0.0%
    Logitech International SA                                                       30,755              435,422               0.0%
    Lonza Group AG                                                                  14,498            1,597,484               0.1%
    Luzerner Kantonalbank AG                                                           753              272,361               0.0%
    Metall Zug AG                                                                       47              115,890               0.0%
#*  Meyer Burger Technology AG                                                      22,889              193,083               0.0%
    Micronas Semiconductor Holding AG                                               10,500               70,242               0.0%
*   Mobilezone Holding AG                                                            4,831               51,441               0.0%
    Mobimo Holding AG                                                                1,695              334,099               0.0%
*   Myriad Group AG                                                                  8,397               37,539               0.0%
    Nestle SA                                                                      281,158           20,618,468               1.0%
    Nobel Biocare Holding AG                                                        12,275              217,402               0.0%
    Novartis AG                                                                      9,303              863,345               0.1%
    Novartis AG ADR                                                                117,451           10,886,533               0.6%
    OC Oerlikon Corp. AG                                                            24,094              304,862               0.0%
*   Orascom Development Holding AG                                                     191                3,334               0.0%
*   Orell Fuessli Holding AG                                                           152               14,707               0.0%
    Orior AG                                                                         1,175               63,527               0.0%
    Panalpina Welttransport Holding AG                                               1,841              238,487               0.0%
    Partners Group Holding AG                                                        2,070              550,850               0.0%
    Phoenix Mecano AG                                                                  139               62,832               0.0%
    PSP Swiss Property AG                                                            2,990              256,622               0.0%
    Rieter Holding AG                                                                1,231              227,331               0.0%
    Roche Holding AG(7108918)                                                          599              170,617               0.0%
    Roche Holding AG(7110388)                                                       19,398            5,724,376               0.3%
    Romande Energie Holding SA                                                          49               54,447               0.0%
    Schaffner Holding AG                                                               177               51,236               0.0%
    Schindler Holding AG                                                             1,376              186,287               0.0%
*   Schmolz + Bickenbach AG                                                        183,032              221,022               0.0%
    Schweiter Technologies AG                                                          307              221,327               0.0%
    SGS SA                                                                             275              604,593               0.0%
    Siegfried Holding AG                                                             1,064              163,543               0.0%
    Sika AG                                                                            436            1,558,535               0.1%
    Sonova Holding AG                                                                1,621              252,764               0.0%
    St Galler Kantonalbank AG                                                          653              236,175               0.0%
    Straumann Holding AG                                                               472              116,209               0.0%
    Sulzer AG                                                                        5,816              662,902               0.0%
    Swatch Group AG (The)(7184725)                                                   3,316            1,572,984               0.1%
    Swatch Group AG (The)(7184736)                                                   6,298              532,827               0.0%
    Swiss Life Holding AG                                                            8,107            1,860,076               0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWITZERLAND -- (Continued)
    Swiss Re AG                                                                     46,425    $       3,753,963               0.2%
    Swisscom AG                                                                      1,386              817,076               0.1%
*   Swisslog Holding AG                                                             61,788               86,139               0.0%
    Swissquote Group Holding SA                                                      2,565               80,001               0.0%
    Syngenta AG ADR                                                                 13,102              812,324               0.1%
    Tamedia AG                                                                         430               56,451               0.0%
    Tecan Group AG                                                                   1,906              201,310               0.0%
    Temenos Group AG                                                                14,082              491,650               0.0%
*   Tornos Holding AG                                                                1,468                8,764               0.0%
    U-Blox AG                                                                        1,839              248,604               0.0%
    UBS AG(H89231338)                                                              159,324            2,769,051               0.1%
    UBS AG(B18YFJ4)                                                                 68,371            1,188,844               0.1%
    Valiant Holding AG                                                               1,958              171,257               0.0%
    Valora Holding AG                                                                  970              200,915               0.0%
    Vetropack Holding AG                                                                57               97,320               0.0%
*   Von Roll Holding AG                                                             14,867               21,476               0.0%
    Vontobel Holding AG                                                              6,359              231,127               0.0%
    VP Bank AG                                                                         851               70,569               0.0%
*   Walter Meier AG                                                                    480               19,219               0.0%
    Ypsomed Holding AG                                                                 537               48,267               0.0%
    Zehnder Group AG                                                                 2,160               84,919               0.0%
*   Zueblin Immobilien Holding AG                                                    4,474                7,814               0.0%
    Zug Estates Holding AG                                                              36               43,643               0.0%
    Zuger Kantonalbank AG                                                               25              115,595               0.0%
    Zurich Insurance Group AG                                                        9,956            3,012,969               0.2%
                                                                                              -----------------    --------------
TOTAL SWITZERLAND                                                                                   104,299,069               5.2%
                                                                                              -----------------    --------------
TAIWAN -- (3.7%)
#   A-DATA Technology Co., Ltd.                                                     69,503              125,095               0.0%
    Ability Enterprise Co., Ltd.                                                   189,530               94,172               0.0%
    AcBel Polytech, Inc.                                                           108,540              122,795               0.0%
    Accton Technology Corp.                                                        197,929              101,048               0.0%
#*  Acer, Inc.                                                                     647,810              445,168               0.1%
    ACES Electronic Co., Ltd.                                                        6,000                7,380               0.0%
    ACHEM Technology Corp.                                                          61,579               35,380               0.0%
#*  Acme Electronics Corp.                                                          19,000               18,549               0.0%
    Acter Co., Ltd.                                                                 10,000               25,580               0.0%
*   Action Electronics Co., Ltd.                                                    61,921               11,210               0.0%
    Actron Technology Corp.                                                         15,000               54,106               0.0%
    Adlink Technology, Inc.                                                         18,190               46,288               0.0%
    Advanced Ceramic X Corp.                                                         8,000               30,100               0.0%
*   Advanced Connectek, Inc.                                                        40,000               14,968               0.0%
    Advanced Semiconductor Engineering, Inc.                                       509,644              614,812               0.1%
    Advanced Semiconductor Engineering, Inc. ADR                                    36,804              227,081               0.0%
#*  Advanced Wireless Semiconductor Co.                                             71,000               63,413               0.0%
    Advancetek Enterprise Co., Ltd.                                                 36,000               28,238               0.0%
    Advantech Co., Ltd.                                                             31,443              218,764               0.0%
#*  AGV Products Corp.                                                             236,969               62,540               0.0%
    Airtac International Group                                                      10,000               73,116               0.0%
    ALI Corp.                                                                       66,000               54,572               0.0%
    Allis Electric Co., Ltd.                                                         8,000                2,161               0.0%
    Alpha Networks, Inc.                                                           128,000               64,521               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
TAIWAN -- (Continued)
    Altek Corp.                                                                    104,648    $         113,044               0.0%
    Ambassador Hotel (The)                                                          55,000               49,958               0.0%
    AMPOC Far-East Co., Ltd.                                                        24,000               22,495               0.0%
#   AmTRAN Technology Co., Ltd.                                                    314,823              181,210               0.0%
    Anpec Electronics Corp.                                                         26,402               24,011               0.0%
    Apacer Technology, Inc.                                                         25,450               25,583               0.0%
    APCB, Inc.                                                                      39,000               25,230               0.0%
    Apex Biotechnology Corp.                                                        31,226               49,008               0.0%
    Apex International Co., Ltd.                                                    14,000               18,762               0.0%
    Arcadyan Technology Corp.                                                       25,561               31,807               0.0%
    Ardentec Corp.                                                                 138,138              108,701               0.0%
*   Arima Communications Corp.                                                      58,708               26,619               0.0%
#   Asia Cement Corp.                                                              256,029              330,520               0.0%
*   Asia Optical Co., Inc.                                                          90,000              114,718               0.0%
    Asia Plastic Recycling Holding, Ltd.                                            22,807               28,820               0.0%
    Asia Polymer Corp.                                                              99,000               67,913               0.0%
    Asia Vital Components Co., Ltd.                                                 82,053               56,060               0.0%
    ASROCK, Inc.                                                                     6,000               16,292               0.0%
    Asustek Computer, Inc.                                                          79,502              811,730               0.1%
    Aten International Co., Ltd.                                                    35,000               85,643               0.0%
#   AU Optronics Corp.                                                           2,271,980            1,082,760               0.1%
    AU Optronics Corp. Sponsored ADR                                                21,622              103,569               0.0%
    Audix Corp.                                                                     47,200               60,260               0.0%
    Aurora Corp.                                                                    33,000               54,700               0.0%
    AV Tech Corp.                                                                   12,000               22,041               0.0%
    Avermedia Technologies                                                          35,000               12,773               0.0%
    Bank of Kaohsiung Co., Ltd.                                                     58,228               17,418               0.0%
#   BenQ Materials Corp.                                                            32,000               32,410               0.0%
    BES Engineering Corp.                                                          541,000              139,069               0.0%
#   Bizlink Holding, Inc.                                                           31,172              110,300               0.0%
    Boardtek Electronics Corp.                                                      47,000               58,004               0.0%
    C Sun Manufacturing, Ltd.                                                       26,000               18,385               0.0%
    Career Technology MFG. Co., Ltd.                                                96,000              110,123               0.0%
    Carnival Industrial Corp.                                                       28,000                7,180               0.0%
    Catcher Technology Co., Ltd.                                                    59,360              501,102               0.1%
    Cathay Financial Holding Co., Ltd.                                             365,692              602,793               0.1%
    Cathay Real Estate Development Co., Ltd.                                       309,000              161,161               0.0%
    Central Reinsurance Co., Ltd.                                                   28,560               15,024               0.0%
    Champion Building Materials Co., Ltd.                                           74,526               23,604               0.0%
    Chang Hwa Commercial Bank, Ltd.                                                637,474              401,922               0.0%
    Chang Wah Electromaterials, Inc.                                                 8,682               17,757               0.0%
    Channel Well Technology Co., Ltd.                                               31,000               16,544               0.0%
    Charoen Pokphand Enterprise                                                     67,200               55,591               0.0%
    Chaun-Choung Technology Corp.                                                   25,000               69,733               0.0%
    CHC Resources Corp.                                                             22,000               49,224               0.0%
    Chen Full International Co., Ltd.                                               17,000               15,669               0.0%
    Chenbro Micom Co., Ltd.                                                         14,000               22,382               0.0%
    Cheng Loong Corp.                                                              244,360              107,042               0.0%
#   Cheng Shin Rubber Industry Co., Ltd.                                           124,341              290,409               0.0%
    Cheng Uei Precision Industry Co., Ltd.                                         131,051              218,843               0.0%
*   Chenming Mold Industry Corp.                                                    20,000               14,804               0.0%
    Chia Chang Co., Ltd.                                                            24,000               23,159               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
TAIWAN -- (Continued)
    Chicony Electronics Co., Ltd.                                                   68,358    $         196,854               0.0%
    Chien Kuo Construction Co., Ltd.                                                75,250               29,459               0.0%
    Chilisin Electronics Corp.                                                      16,560               14,769               0.0%
    Chimei Materials Technology Corp.                                               65,100               71,394               0.0%
    Chin-Poon Industrial Co., Ltd.                                                 126,126              202,495               0.0%
*   China Airlines, Ltd.                                                           895,019              350,397               0.0%
    China Chemical & Pharmaceutical Co., Ltd.                                       99,000               66,588               0.0%
    China Development Financial Holding Corp.                                    1,730,412              556,221               0.1%
    China Ecotek Corp.                                                              11,000               22,013               0.0%
*   China Electric Manufacturing Corp.                                              73,000               26,666               0.0%
    China General Plastics Corp.                                                   129,396               46,854               0.0%
    China Glaze Co., Ltd.                                                           29,599               13,642               0.0%
    China Life Insurance Co., Ltd.                                                 490,218              427,560               0.1%
    China Metal Products                                                           104,290               85,704               0.0%
#*  China Petrochemical Development Corp.                                          662,031              209,517               0.0%
    China Steel Chemical Corp.                                                      17,000               92,596               0.0%
#   China Steel Corp.                                                              692,881              597,763               0.1%
    China Steel Structure Co., Ltd.                                                 24,000               21,480               0.0%
    China Synthetic Rubber Corp.                                                   170,224              175,751               0.0%
*   China Wire & Cable Co., Ltd.                                                    61,000               24,198               0.0%
    Chinese Maritime Transport, Ltd.                                                41,000               45,896               0.0%
#   Chipbond Technology Corp.                                                      155,000              285,802               0.0%
#   Chong Hong Construction Co., Ltd.                                               64,706              133,171               0.0%
#   Chroma ATE, Inc.                                                                65,560              163,535               0.0%
    Chun Yuan Steel                                                                160,570               60,253               0.0%
*   Chung Hsin Electric & Machinery Manufacturing Corp.                            144,000               90,519               0.0%
*   Chung Hung Steel Corp.                                                         221,212               53,997               0.0%
*   Chung Hwa Pulp Corp.                                                           161,470               46,059               0.0%
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.                                 11,000               11,735               0.0%
*   Chunghwa Picture Tubes, Ltd.                                                   951,656               48,982               0.0%
    Chunghwa Telecom Co., Ltd.                                                      74,727              227,994               0.0%
#   Chunghwa Telecom Co., Ltd. ADR                                                   3,011               91,354               0.0%
    Cleanaway Co., Ltd.                                                              6,000               26,673               0.0%
    Clevo Co.                                                                       71,401              126,782               0.0%
#*  CMC Magnetics Corp.                                                          1,081,000              159,426               0.0%
    Collins Co., Ltd.                                                               54,802               24,083               0.0%
#   Compal Electronics, Inc.                                                     1,063,747              786,233               0.1%
    Compeq Manufacturing Co., Ltd.                                                 335,000              184,936               0.0%
*   Concord Securities Corp.                                                       122,000               31,642               0.0%
    Continental Holdings Corp.                                                     130,200               48,206               0.0%
    Coretronic Corp.                                                               186,750              281,072               0.0%
    Coxon Precise Industrial Co., Ltd.                                              27,000               47,514               0.0%
    CSBC Corp. Taiwan                                                               45,740               24,056               0.0%
    CTBC Financial Holding Co., Ltd.                                               817,292              573,151               0.1%
    CTCI Corp.                                                                     134,444              219,797               0.0%
    Cub Elecparts, Inc.                                                              4,589               48,413               0.0%
    CviLux Corp.                                                                    15,000               23,763               0.0%
    Cyberlink Corp.                                                                 23,535               68,100               0.0%
    CyberTAN Technology, Inc.                                                       42,424               34,289               0.0%
#   D-Link Corp.                                                                   214,263              120,045               0.0%
    DA CIN Construction Co., Ltd.                                                   36,000               25,347               0.0%
    Dafeng TV, Ltd.                                                                  8,200               13,355               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
TAIWAN -- (Continued)
#*  Danen Technology Corp.                                                          65,000    $          22,533               0.0%
    Darfon Electronics Corp.                                                        51,000               27,576               0.0%
#*  Delpha Construction Co., Ltd.                                                   53,321               25,005               0.0%
    Delta Electronics, Inc.                                                         45,320              271,883               0.0%
    Depo Auto Parts Ind Co., Ltd.                                                   32,000              115,946               0.0%
    Dynacolor, Inc.                                                                 17,000               35,320               0.0%
*   Dynamic Electronics Co., Ltd.                                                   68,183               34,283               0.0%
    Dynapack International Technology Corp.                                         27,000               65,673               0.0%
#*  E Ink Holdings, Inc.                                                           277,000              134,739               0.0%
    E-Lead Electronic Co., Ltd.                                                     21,000               37,734               0.0%
    E-Life Mall Corp.                                                               18,000               34,794               0.0%
*   E-Ton Solar Tech Co., Ltd.                                                      60,022               30,572               0.0%
    E.Sun Financial Holding Co., Ltd.                                            1,133,400              717,877               0.1%
    Eastern Media International Corp.                                              136,330               45,850               0.0%
#   Eclat Textile Co., Ltd.                                                         34,640              330,441               0.0%
    Edimax Technology Co., Ltd.                                                     52,313               20,005               0.0%
#   eGalax_eMPIA Technology, Inc.                                                   21,420               39,513               0.0%
    Elan Microelectronics Corp.                                                    104,000              165,126               0.0%
    Elite Advanced Laser Corp.                                                      13,000               40,878               0.0%
    Elite Material Co., Ltd.                                                        84,162               99,166               0.0%
#   Elite Semiconductor Memory Technology, Inc.                                     70,000              106,483               0.0%
    Elitegroup Computer Systems Co., Ltd.                                          127,087              107,184               0.0%
#   eMemory Technology, Inc.                                                        13,000              140,550               0.0%
    ENG Electric Co., Ltd.                                                          50,000               30,543               0.0%
    EnTie Commercial Bank Co., Ltd.                                                112,000               49,384               0.0%
*   Entire Technology Co., Ltd.                                                     28,000               21,847               0.0%
*   Episil Holdings, Inc.                                                           65,500               30,363               0.0%
    Epistar Corp.                                                                  235,169              425,257               0.1%
    Eternal Materials Co., Ltd.                                                    187,604              185,833               0.0%
*   Etron Technology, Inc.                                                         155,000               72,424               0.0%
*   Eva Airways Corp.                                                              382,380              224,037               0.0%
    Evergreen International Storage & Transport Corp.                              209,000              122,436               0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.                                            441,399              260,898               0.0%
#   Everlight Chemical Industrial Corp.                                            104,450               86,861               0.0%
#   Everlight Electronics Co., Ltd.                                                105,225              199,648               0.0%
#   Everspring Industry Co., Ltd.                                                   16,000               15,983               0.0%
    Excelsior Medical Co., Ltd.                                                     19,172               32,365               0.0%
    Far Eastern Department Stores, Ltd.                                            250,249              226,277               0.0%
    Far Eastern New Century Corp.                                                  388,849              408,892               0.0%
    Far EasTone Telecommunications Co., Ltd.                                       116,000              256,716               0.0%
#   Faraday Technology Corp.                                                        69,395               73,912               0.0%
    Farglory Land Development Co., Ltd.                                             89,575               88,595               0.0%
    Federal Corp.                                                                  167,650               99,535               0.0%
    Feng Hsin Iron & Steel Co.                                                     122,000              150,240               0.0%
    Feng TAY Enterprise Co., Ltd.                                                   38,968              100,704               0.0%
#   Firich Enterprises Co., Ltd.                                                    43,195              156,813               0.0%
    First Copper Technology Co., Ltd.                                               49,000               16,709               0.0%
    First Financial Holding Co., Ltd.                                              909,125              559,726               0.1%
    First Hotel                                                                     52,042               33,560               0.0%
    First Insurance Co, Ltd. (The)                                                  35,000               17,786               0.0%
*   First Steamship Co., Ltd.                                                       83,509               54,537               0.0%
#   FLEXium Interconnect, Inc.                                                      56,742              120,119               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
TAIWAN -- (Continued)
    Flytech Technology Co., Ltd.                                                    17,447    $          62,395               0.0%
*   Forhouse Corp.                                                                  82,000               31,846               0.0%
    Formosa Advanced Technologies Co., Ltd.                                         24,000               16,101               0.0%
    Formosa Chemicals & Fibre Corp.                                                161,821              376,787               0.0%
#*  Formosa Epitaxy, Inc.                                                          157,000               80,476               0.0%
    Formosa International Hotels Corp.                                               4,840               50,122               0.0%
#*  Formosa Laboratories, Inc.                                                      12,191               23,619               0.0%
    Formosa Optical Technology Co., Ltd.                                             9,000               25,084               0.0%
#   Formosa Petrochemical Corp.                                                     41,000               96,240               0.0%
    Formosa Plastics Corp.                                                         131,927              304,668               0.0%
    Formosan Rubber Group, Inc.                                                    158,000              172,321               0.0%
    Formosan Union Chemical                                                         67,167               27,800               0.0%
    Founding Construction & Development Co., Ltd.                                   40,619               27,421               0.0%
    Foxconn Technology Co., Ltd.                                                   174,627              465,935               0.1%
    Foxlink Image Technology Co., Ltd.                                              30,000               18,044               0.0%
    Fubon Financial Holding Co., Ltd.                                              521,019              882,045               0.1%
    Fullerton Technology Co., Ltd.                                                  19,000               15,617               0.0%
    Fulltech Fiber Glass Corp.                                                     120,965               43,652               0.0%
    Fwusow Industry Co., Ltd.                                                       68,394               33,934               0.0%
    G Shank Enterprise Co., Ltd.                                                    65,593               58,706               0.0%
#*  G Tech Optoelectronics Corp.                                                    45,000               36,657               0.0%
    Gamania Digital Entertainment Co., Ltd.                                         43,000               40,833               0.0%
    Gemtek Technology Corp.                                                         98,348               72,179               0.0%
#*  Genesis Photonics, Inc.                                                         59,059               29,277               0.0%
    GeoVision, Inc.                                                                  4,840               17,604               0.0%
    Getac Technology Corp.                                                          95,000               47,854               0.0%
    Giant Manufacturing Co., Ltd.                                                   18,760              151,899               0.0%
    Gigasolar Materials Corp.                                                        3,600               60,647               0.0%
#*  Gigastorage Corp.                                                               91,450               80,600               0.0%
#*  Gintech Energy Corp.                                                           130,394              102,034               0.0%
    Global Lighting Technologies, Inc.                                              13,000               17,549               0.0%
    Global Mixed Mode Technology, Inc.                                              12,000               32,216               0.0%
    Global Unichip Corp.                                                            11,000               33,235               0.0%
    Globe Union Industrial Corp.                                                    44,075               21,628               0.0%
    Gloria Material Technology Corp.                                               150,150               99,355               0.0%
*   Goldsun Development & Construction Co., Ltd.                                   428,624              151,589               0.0%
    Gourmet Master Co., Ltd.                                                         8,000               50,638               0.0%
    Grand Pacific Petrochemical                                                    285,000              136,553               0.0%
    Grape King Bio, Ltd.                                                            14,000               58,520               0.0%
    Great China Metal Industry                                                      26,000               23,998               0.0%
    Great Taipei Gas Co., Ltd.                                                      41,000               31,423               0.0%
    Great Wall Enterprise Co., Ltd.                                                178,427              161,822               0.0%
#*  Green Energy Technology, Inc.                                                   62,581               40,851               0.0%
*   GTM Corp.                                                                       27,000               19,235               0.0%
*   Hannstar Board Corp.                                                            49,096               18,453               0.0%
    HannStar Display Corp.                                                       1,058,135              266,549               0.0%
*   HannsTouch Solution, Inc.                                                      287,026               59,822               0.0%
    Harvatek Corp.                                                                  22,663               13,025               0.0%
    Hey Song Corp.                                                                  83,500               99,951               0.0%
    Highwealth Construction Corp.                                                  112,676              195,013               0.0%
    Hiroca Holdings, Ltd.                                                           12,795               39,912               0.0%
    Hitron Technology, Inc.                                                         42,000               20,975               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
TAIWAN -- (Continued)
#   Hiwin Technologies Corp.                                                        19,758    $         156,317               0.0%
#   Ho Tung Chemical Corp.                                                         263,955               92,902               0.0%
    Hocheng Corp.                                                                   66,000               22,595               0.0%
    Holiday Entertainment Co., Ltd.                                                 12,000               13,742               0.0%
    Holtek Semiconductor, Inc.                                                      35,000               59,507               0.0%
    Holy Stone Enterprise Co., Ltd.                                                 84,878              112,658               0.0%
    Hon Hai Precision Industry Co., Ltd.                                           960,397            3,039,654               0.2%
    Hon Hai Precision Industry Co., Ltd. GDR                                        42,416              267,970               0.0%
    Hong TAI Electric Industrial                                                    72,000               23,682               0.0%
    Horizon Securities Co., Ltd.                                                   142,000               38,697               0.0%
#   Hota Industrial Manufacturing Co., Ltd.                                         21,665               38,819               0.0%
    Hotai Motor Co., Ltd.                                                           28,000              409,727               0.0%
    Hsin Kuang Steel Co., Ltd.                                                      51,000               28,990               0.0%
    Hsin Yung Chien Co., Ltd.                                                        8,800               31,850               0.0%
#*  HTC Corp.                                                                       78,522              347,685               0.0%
    Hu Lane Associate, Inc.                                                         27,431               96,018               0.0%
    HUA ENG Wire & Cable                                                            39,000               12,901               0.0%
    Hua Nan Financial Holdings Co., Ltd.                                           799,271              473,594               0.1%
#   Huaku Development Co., Ltd.                                                     75,540              124,106               0.0%
    Huang Hsiang Construction Corp.                                                 25,000               32,443               0.0%
    Hung Poo Real Estate Development Corp.                                          73,695               55,537               0.0%
#   Hung Sheng Construction, Ltd.                                                  137,500               84,327               0.0%
    Hwa Fong Rubber Co., Ltd.                                                       95,397               70,558               0.0%
    I-Chiun Precision Industry Co., Ltd.                                            61,000               35,669               0.0%
    I-Sheng Electric Wire & Cable Co., Ltd.                                         25,000               33,757               0.0%
    Ibase Technology, Inc.                                                          28,583               51,195               0.0%
#   Ichia Technologies, Inc.                                                       102,000              111,505               0.0%
    IEI Integration Corp.                                                           47,302               75,401               0.0%
    Infortrend Technology, Inc.                                                     60,320               33,662               0.0%
#   Innolux Corp.                                                                2,120,685              969,144               0.1%
*   Inotera Memories, Inc.                                                         452,634              699,535               0.1%
    Inventec Corp.                                                                 553,945              385,443               0.0%
    ITE Technology, Inc.                                                            53,193               55,686               0.0%
    ITEQ Corp.                                                                      79,835               62,261               0.0%
*   J Touch Corp.                                                                   19,000               10,270               0.0%
    Jentech Precision Industrial Co., Ltd.                                          23,000               51,613               0.0%
    Jess-Link Products Co., Ltd.                                                    25,000               22,280               0.0%
    Jih Sun Financial Holdings Co., Ltd.                                           328,519               87,651               0.0%
    Johnson Health Tech Co., Ltd.                                                   10,870               25,462               0.0%
    K Laser Technology, Inc.                                                        36,000               17,836               0.0%
    Kao Hsing Chang Iron & Steel                                                    44,850               15,664               0.0%
#   Kaori Heat Treatment Co., Ltd.                                                  13,770               26,822               0.0%
    KD Holding Corp.                                                                 7,000               37,846               0.0%
    KEE TAI Properties Co., Ltd.                                                    63,790               36,643               0.0%
#   Kenda Rubber Industrial Co., Ltd.                                              152,030              310,384               0.0%
    Kenmec Mechanical Engineering Co., Ltd.                                         68,000               30,185               0.0%
    Kerry TJ Logistics Co., Ltd.                                                    38,000               47,509               0.0%
    Kindom Construction Corp.                                                       76,000               65,556               0.0%
    King Slide Works Co., Ltd.                                                       9,000              118,170               0.0%
    King Yuan Electronics Co., Ltd.                                                419,545              332,382               0.0%
    King's Town Bank Co., Ltd.                                                     212,000              231,861               0.0%
    Kinik Co.                                                                       26,000               52,658               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
TAIWAN -- (Continued)
    Kinko Optical Co., Ltd.                                                         62,000    $          42,731               0.0%
*   Kinpo Electronics                                                              338,000              147,546               0.0%
    Kinsus Interconnect Technology Corp.                                            50,000              188,168               0.0%
    KMC Kuei Meng International, Inc.                                                4,000               16,477               0.0%
    KS Terminals, Inc.                                                              15,162               17,344               0.0%
    Kung Long Batteries Industrial Co., Ltd.                                        26,000               87,420               0.0%
    Kung Sing Engineering Corp.                                                     91,000               36,676               0.0%
    Kuo Toong International Co., Ltd.                                               40,000               59,386               0.0%
    Kuoyang Construction Co., Ltd.                                                 147,387               62,986               0.0%
    Kwong Fong Industries Corp.                                                     53,200               29,248               0.0%
    KYE Systems Corp.                                                               69,993               24,114               0.0%
    LAN FA Textile                                                                  28,922                8,978               0.0%
    Largan Precision Co., Ltd.                                                       5,000              351,247               0.0%
#   LCY Chemical Corp.                                                              95,286               46,312               0.0%
    Leader Electronics, Inc.                                                        40,000               14,034               0.0%
*   Lealea Enterprise Co., Ltd.                                                    216,933               61,363               0.0%
    LEE CHI Enterprises Co., Ltd.                                                   96,000               42,269               0.0%
    Lelon Electronics Corp.                                                         35,000               42,564               0.0%
    Lextar Electronics Corp.                                                        93,500               78,037               0.0%
*   Li Peng Enterprise Co., Ltd.                                                   145,301               50,022               0.0%
    Lian HWA Food Corp.                                                              8,467                8,956               0.0%
    Lien Hwa Industrial Corp.                                                      217,284              141,107               0.0%
#   Lingsen Precision Industries, Ltd.                                             142,000               72,347               0.0%
    Lite-On Semiconductor Corp.                                                     43,448               28,618               0.0%
    Lite-On Technology Corp.                                                       406,696              570,764               0.1%
    Long Bon International Co., Ltd.                                               155,000               94,629               0.0%
    Long Chen Paper Co., Ltd.                                                      201,314              100,775               0.0%
    Longwell Co.                                                                    23,000               20,347               0.0%
    Lotes Co., Ltd.                                                                 16,000               66,464               0.0%
    Lumax International Corp., Ltd.                                                 26,705               57,079               0.0%
    Lung Yen Life Service Corp.                                                     20,000               58,908               0.0%
    Macroblock, Inc.                                                                 4,000                7,964               0.0%
#*  Macronix International                                                       1,284,909              288,730               0.0%
*   MacroWell OMG Digital Entertainment Co., Ltd.                                    6,000               12,665               0.0%
#   Makalot Industrial Co., Ltd.                                                    30,463              159,382               0.0%
    Masterlink Securities Corp.                                                    248,952               79,337               0.0%
    Mayer Steel Pipe Corp.                                                          29,700               14,117               0.0%
    Maywufa Co., Ltd.                                                               49,000               22,550               0.0%
    MediaTek, Inc.                                                                  29,048              414,891               0.0%
    Mega Financial Holding Co., Ltd.                                               672,748              557,976               0.1%
    Mercuries & Associates, Ltd.                                                    88,322               51,132               0.0%
*   Mercuries Life Insurance Co., Ltd.                                             111,578               62,662               0.0%
    Merida Industry Co., Ltd.                                                       20,790              143,610               0.0%
    Merry Electronics Co., Ltd.                                                     39,734              160,688               0.0%
    Micro-Star International Co., Ltd.                                             263,394              322,595               0.0%
#*  Microbio Co., Ltd.                                                              52,881               46,070               0.0%
#*  Microelectronics Technology, Inc.                                               87,213               42,102               0.0%
    Microlife Corp.                                                                  9,000               19,181               0.0%
#   MIN AIK Technology Co., Ltd.                                                    17,000               75,117               0.0%
    Mirle Automation Corp.                                                          46,505               38,707               0.0%
    Mitac Holdings Corp.                                                           145,520              112,654               0.0%
#   Motech Industries, Inc.                                                         99,000              122,400               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
TAIWAN -- (Continued)
    MPI Corp.                                                                       21,000    $          62,774               0.0%
    Nak Sealing Technologies Corp.                                                  10,000               34,562               0.0%
    Namchow Chemical Industrial Co., Ltd.                                           36,000               58,027               0.0%
    Nan Kang Rubber Tire Co., Ltd.                                                  91,183              100,056               0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                                        50,000               18,900               0.0%
    Nan Ya Plastics Corp.                                                          199,187              412,231               0.0%
*   Nan Ya Printed Circuit Board Corp.                                              67,214               93,308               0.0%
    Nantex Industry Co., Ltd.                                                       43,102               21,526               0.0%
    National Petroleum Co., Ltd.                                                    67,000               76,534               0.0%
#   Neo Solar Power Corp.                                                          152,640              144,720               0.0%
#   Netronix, Inc.                                                                  38,000               41,219               0.0%
    New Era Electronics Co., Ltd.                                                   16,000               16,764               0.0%
#   Newmax Technology Co., Ltd.                                                     12,523               14,613               0.0%
    Nichidenbo Corp.                                                                23,520               18,420               0.0%
    Nien Hsing Textile Co., Ltd.                                                    96,271               79,603               0.0%
    Novatek Microelectronics Corp.                                                  74,000              383,028               0.0%
    Nuvoton Technology Corp.                                                        19,000               16,722               0.0%
*   Ocean Plastics Co., Ltd.                                                        29,000               34,741               0.0%
#   Oneness Biotech Co., Ltd.                                                       36,580               61,627               0.0%
    OptoTech Corp.                                                                 184,000               75,175               0.0%
*   Orient Semiconductor Electronics, Ltd.                                         103,000               40,062               0.0%
#   Oriental Union Chemical Corp.                                                  146,992              111,196               0.0%
#   Orise Technology Co., Ltd.                                                      15,000               17,910               0.0%
    Pacific Hospital Supply Co., Ltd.                                               24,000               51,312               0.0%
*   Pan Jit International, Inc.                                                    158,940               66,526               0.0%
    Parade Technologies, Ltd.                                                        6,000               56,971               0.0%
    Paragon Technologies Co., Ltd.                                                   7,423               10,698               0.0%
    PChome Online, Inc.                                                             11,611              117,806               0.0%
#   Pegatron Corp.                                                                 408,261              744,053               0.1%
*   PharmaEngine, Inc.                                                               6,000               48,114               0.0%
    Phihong Technology Co., Ltd.                                                   136,000               71,700               0.0%
    Phison Electronics Corp.                                                        39,000              263,416               0.0%
    Phoenix Tours International, Inc.                                                7,000                9,561               0.0%
#*  Phytohealth Corp.                                                               30,000               34,153               0.0%
#*  Pihsiang Machinery Manufacturing Co., Ltd.                                      29,000               52,446               0.0%
    Pixart Imaging, Inc.                                                            28,000               62,192               0.0%
    Polytronics Technology Corp.                                                     8,000               17,730               0.0%
    Portwell, Inc.                                                                  18,000               24,726               0.0%
    Posiflex Technology, Inc.                                                        8,040               36,242               0.0%
#   Pou Chen Corp.                                                                 416,528              459,300               0.1%
#*  Power Quotient International Co., Ltd.                                          50,000               25,469               0.0%
*   Powercom Co., Ltd.                                                              16,150                2,565               0.0%
    Powertech Technology, Inc.                                                     195,900              329,357               0.0%
    Poya Co., Ltd.                                                                   9,160               61,744               0.0%
    President Chain Store Corp.                                                     25,768              193,033               0.0%
    President Securities Corp.                                                     169,422               88,629               0.0%
    Prime Electronics Satellitics, Inc.                                             29,400               11,659               0.0%
    Promate Electronic Co., Ltd.                                                    59,000               68,593               0.0%
#   Promise Technology, Inc.                                                        34,874               41,273               0.0%
#*  Qisda Corp.                                                                    618,875              278,009               0.0%
    Quanta Computer, Inc.                                                           97,007              244,216               0.0%
*   Quintain Steel Co., Ltd.                                                        73,000               15,052               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
TAIWAN -- (Continued)
    Radiant Opto-Electronics Corp.                                                  59,782    $         208,898               0.0%
    Radium Life Tech Co., Ltd.                                                     199,442              114,665               0.0%
    Ralec Electronic Corp.                                                           8,000               15,067               0.0%
    Realtek Semiconductor Corp.                                                     77,098              255,558               0.0%
    Rechi Precision Co., Ltd.                                                       75,185               75,368               0.0%
    Rich Development Co., Ltd.                                                     222,814               92,566               0.0%
    Richtek Technology Corp.                                                        22,000              106,161               0.0%
#*  Ritek Corp.                                                                    908,759              103,575               0.0%
    Rotam Global Agrosciences, Ltd.                                                 19,000               33,794               0.0%
    Ruentex Development Co., Ltd.                                                  105,550              157,561               0.0%
    Ruentex Engineering & Construction Co.                                          13,000               26,550               0.0%
    Ruentex Industries, Ltd.                                                       105,501              225,538               0.0%
#   Run Long Construction Co., Ltd.                                                 17,000               15,920               0.0%
    San Fang Chemical Industry Co., Ltd.                                            57,167               55,140               0.0%
    San Shing Fastech Corp.                                                         24,150               62,816               0.0%
#*  Sanyang Industry Co., Ltd.                                                     227,900              201,453               0.0%
    SCI Pharmtech, Inc.                                                              9,450               18,485               0.0%
    Scientech Corp.                                                                  8,000               17,006               0.0%
    SDI Corp.                                                                       19,000               24,366               0.0%
    Senao International Co., Ltd.                                                   13,000               23,768               0.0%
    Sercomm Corp.                                                                   61,000              136,207               0.0%
    Sesoda Corp.                                                                    40,792               46,523               0.0%
    ShenMao Technology, Inc.                                                        14,922               15,863               0.0%
    Shih Her Technologies, Inc.                                                     21,000               38,318               0.0%
    Shih Wei Navigation Co., Ltd.                                                   83,100               51,144               0.0%
    Shihlin Electric & Engineering Corp.                                            31,000               40,502               0.0%
*   Shihlin Paper Corp.                                                             16,000               20,654               0.0%
    Shin Kong Financial Holding Co., Ltd.                                        1,886,164              572,894               0.1%
    Shin Zu Shing Co., Ltd.                                                         33,549               73,781               0.0%
*   Shining Building Business Co., Ltd.                                            109,148               65,912               0.0%
    Shinkong Insurance Co., Ltd.                                                    75,000               55,997               0.0%
    Shinkong Synthetic Fibers Corp.                                                498,799              177,247               0.0%
    Shinkong Textile Co., Ltd.                                                      70,000               92,202               0.0%
#   Shuttle, Inc.                                                                  166,000               45,200               0.0%
    Sigurd Microelectronics Corp.                                                  156,000              149,313               0.0%
#   Siliconware Precision Industries Co.                                           302,000              430,807               0.1%
    Silitech Technology Corp.                                                       30,655               20,707               0.0%
    Simplo Technology Co., Ltd.                                                     44,000              214,063               0.0%
    Sinbon Electronics Co., Ltd.                                                    72,000               93,311               0.0%
    Sincere Navigation Corp.                                                        79,125               68,523               0.0%
    Sinmag Equipment Corp.                                                           8,480               54,409               0.0%
    Sino-American Silicon Products, Inc.                                           187,000              288,994               0.0%
    Sinon Corp.                                                                     74,000               40,277               0.0%
    SinoPac Financial Holdings Co., Ltd.                                         1,160,686              503,941               0.1%
    Sinphar Pharmaceutical Co., Ltd.                                                27,632               38,839               0.0%
    Sinyi Realty, Inc.                                                              71,129               84,548               0.0%
    Sirtec International Co., Ltd.                                                  34,000               72,129               0.0%
    Sitronix Technology Corp.                                                       21,000               50,776               0.0%
    Siward Crystal Technology Co., Ltd.                                             22,000               15,817               0.0%
    Solar Applied Materials Technology Co.                                         103,000               81,110               0.0%
#*  Solartech Energy Corp.                                                         120,296               77,038               0.0%
#   Sonix Technology Co., Ltd.                                                      63,000               88,886               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
TAIWAN -- (Continued)
    Southeast Cement Co., Ltd.                                                      33,000    $          16,970               0.0%
    Sporton International, Inc.                                                     15,402               74,640               0.0%
    St Shine Optical Co., Ltd.                                                       9,000              158,111               0.0%
    Standard Chemical & Pharmaceutical Co., Ltd.                                    20,330               25,190               0.0%
    Standard Foods Corp.                                                            37,017               85,407               0.0%
    Stark Technology, Inc.                                                          41,000               38,432               0.0%
    Sunonwealth Electric Machine Industry Co., Ltd.                                 39,000               25,614               0.0%
    Sunrex Technology Corp.                                                         80,000               44,028               0.0%
    Sunspring Metal Corp.                                                           22,000               35,031               0.0%
    Supreme Electronics Co., Ltd.                                                   69,151               38,433               0.0%
    Sweeten Construction Co., Ltd.                                                  26,265               15,026               0.0%
    Syncmold Enterprise Corp.                                                       43,000               82,257               0.0%
    Synnex Technology International Corp.                                          173,248              243,561               0.0%
    Sysage Technology Co., Ltd.                                                     13,200               14,832               0.0%
    T-Mac Techvest PCB Co., Ltd.                                                    42,000               21,400               0.0%
    TA Chen Stainless Pipe                                                         154,827               95,363               0.0%
#*  Ta Chong Bank, Ltd.                                                            600,363              199,554               0.0%
    Tah Hsin Industrial Co., Ltd.                                                    9,900                9,390               0.0%
#   Taichung Commercial Bank Co., Ltd.                                             538,531              180,776               0.0%
    TaiDoc Technology Corp.                                                         10,000               31,936               0.0%
#   Taiflex Scientific Co., Ltd.                                                    49,000               72,715               0.0%
    Taimide Tech, Inc.                                                              21,000               27,681               0.0%
    Tainan Enterprises Co., Ltd.                                                    48,000               39,761               0.0%
#   Tainan Spinning Co., Ltd.                                                      285,150              158,223               0.0%
    Taishin Financial Holding Co., Ltd.                                          1,885,225              899,315               0.1%
*   Taisun Enterprise Co., Ltd.                                                     47,741               18,072               0.0%
#*  Taita Chemical Co., Ltd.                                                       116,424               32,196               0.0%
    Taiwan Acceptance Corp.                                                         38,000               91,966               0.0%
*   Taiwan Business Bank                                                           822,728              247,503               0.0%
    Taiwan Cement Corp.                                                            495,137              757,430               0.1%
    Taiwan Chinsan Electronic Industrial Co., Ltd.                                  14,000               22,572               0.0%
    Taiwan Cogeneration Corp.                                                      100,993               80,029               0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.                                 745,021              398,481               0.0%
    Taiwan FamilyMart Co., Ltd.                                                      2,000               12,813               0.0%
#   Taiwan Fertilizer Co., Ltd.                                                    194,000              344,178               0.0%
    Taiwan Fire & Marine Insurance Co., Ltd.                                        50,040               36,118               0.0%
    Taiwan FU Hsing Industrial Co., Ltd.                                            17,000               16,328               0.0%
#   Taiwan Glass Industry Corp.                                                    178,142              138,202               0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                                           90,492              148,304               0.0%
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.                                  29,000               19,838               0.0%
    Taiwan Land Development Corp.                                                  234,664               83,372               0.0%
*   Taiwan Life Insurance Co., Ltd.                                                100,006               59,931               0.0%
    Taiwan Line Tek Electronic                                                      10,498                7,951               0.0%
    Taiwan Mobile Co., Ltd.                                                         19,800               64,249               0.0%
    Taiwan Navigation Co., Ltd.                                                     34,000               24,120               0.0%
    Taiwan Paiho, Ltd.                                                              80,892              112,628               0.0%
    Taiwan PCB Techvest Co., Ltd.                                                   62,800               92,664               0.0%
*   Taiwan Prosperity Chemical Corp.                                                40,000               28,468               0.0%
*   Taiwan Pulp & Paper Corp.                                                       93,280               34,951               0.0%
    Taiwan Sakura Corp.                                                             58,140               40,378               0.0%
    Taiwan Sanyo Electric Co., Ltd.                                                 12,750               13,303               0.0%
    Taiwan Secom Co., Ltd.                                                          22,330               59,211               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
TAIWAN -- (Continued)
    Taiwan Semiconductor Co., Ltd.                                                 108,000    $          98,587               0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                                   454,465            1,970,047               0.1%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR                     116,749            2,570,813               0.2%
    Taiwan Sogo Shin Kong SEC                                                       63,630               80,471               0.0%
#   Taiwan Styrene Monomer                                                         203,833               84,145               0.0%
    Taiwan Surface Mounting Technology Co., Ltd.                                    77,064              107,978               0.0%
#   Taiwan TEA Corp.                                                               235,704              128,042               0.0%
    Taiwan Union Technology Corp.                                                   43,000               35,744               0.0%
#*  Tatung Co., Ltd.                                                               728,452              206,883               0.0%
    Te Chang Construction Co., Ltd.                                                 31,500               25,813               0.0%
    Teco Electric and Machinery Co., Ltd.                                          399,000              443,957               0.1%
    Test Research, Inc.                                                             47,532               77,609               0.0%
    Test-Rite International Co., Ltd.                                              119,389               78,889               0.0%
    Thinking Electronic Industrial Co., Ltd.                                        15,000               21,814               0.0%
    Thye Ming Industrial Co., Ltd.                                                  45,850               50,989               0.0%
#   Ton Yi Industrial Corp.                                                        130,200               77,413               0.0%
#   Tong Hsing Electronic Industries, Ltd.                                          38,000              144,775               0.0%
#   Tong Yang Industry Co., Ltd.                                                   136,041              138,933               0.0%
    Tong-Tai Machine & Tool Co., Ltd.                                               48,305               42,882               0.0%
    Topco Scientific Co., Ltd.                                                      43,291               78,266               0.0%
    Topoint Technology Co., Ltd.                                                    47,494               45,161               0.0%
    Toung Loong Textile Manufacturing                                               14,000               39,089               0.0%
    TPK Holding Co., Ltd.                                                            9,000               53,130               0.0%
    Transcend Information, Inc.                                                     45,483              153,676               0.0%
    Tripod Technology Corp.                                                        127,970              239,533               0.0%
    Tsann Kuen Enterprise Co., Ltd.                                                 12,913               13,590               0.0%
    TSC Auto ID Technology Co., Ltd.                                                 3,000               22,409               0.0%
    TSRC Corp.                                                                     112,717              126,824               0.0%
    Ttet Union Corp.                                                                10,000               23,621               0.0%
#   TTY Biopharm Co., Ltd.                                                          16,267               30,328               0.0%
#   Tung Ho Steel Enterprise Corp.                                                 279,254              220,212               0.0%
    Tung Thih Electronic Co., Ltd.                                                  20,492               63,884               0.0%
    TURVO International Co., Ltd.                                                    5,776               18,116               0.0%
#   TXC Corp.                                                                      118,411              146,764               0.0%
*   TYC Brother Industrial Co., Ltd.                                                67,000               36,981               0.0%
*   Tycoons Group Enterprise                                                       127,354               23,473               0.0%
*   Tyntek Corp.                                                                    45,937               10,285               0.0%
    U-Ming Marine Transport Corp.                                                   97,000              152,103               0.0%
#   Ubright Optronics Corp.                                                         16,000               23,133               0.0%
    Uni-President Enterprises Corp.                                                352,835              606,695               0.1%
#   Unimicron Technology Corp.                                                     364,356              280,465               0.0%
*   Union Bank Of Taiwan                                                           217,777               73,870               0.0%
*   Union Insurance Co., Ltd.                                                        5,324                4,639               0.0%
    Unitech Printed Circuit Board Corp.                                            157,629               64,645               0.0%
    United Integrated Services Co., Ltd.                                            69,000               65,591               0.0%
#   United Microelectronics Corp.                                                1,748,453              776,311               0.1%
#   Unity Opto Technology Co., Ltd.                                                 62,929               55,604               0.0%
    Universal Cement Corp.                                                         121,380              106,850               0.0%
    Unizyx Holding Corp.                                                           190,000              112,145               0.0%
    UPC Technology Corp.                                                           272,472               93,253               0.0%
    USI Corp.                                                                      195,518               92,616               0.0%
    Vanguard International Semiconductor Corp.                                     129,000              193,807               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
TAIWAN -- (Continued)
    Visual Photonics Epitaxy Co., Ltd.                                              49,300    $          44,086               0.0%
#   Vivotek, Inc.                                                                   11,560               39,833               0.0%
#*  Wafer Works Corp.                                                               94,000               38,984               0.0%
    Wah Hong Industrial Corp.                                                        3,423                3,596               0.0%
    Wah Lee Industrial Corp.                                                        41,000               71,577               0.0%
*   Walsin Lihwa Corp.                                                             805,000              267,252               0.0%
*   Walsin Technology Corp.                                                        246,632               85,304               0.0%
    Walton Advanced Engineering, Inc.                                               69,385               32,477               0.0%
    Wan Hai Lines, Ltd.                                                            226,557              167,561               0.0%
*   Ways Technical Corp., Ltd.                                                      20,000               19,945               0.0%
#   Wei Chuan Foods Corp.                                                          100,000               83,369               0.0%
    Weikeng Industrial Co., Ltd.                                                    86,300               65,878               0.0%
    Well Shin Technology Co., Ltd.                                                  15,000               22,359               0.0%
    Win Semiconductors Corp.                                                       165,000              148,868               0.0%
*   Winbond Electronics Corp.                                                      869,000              278,813               0.0%
*   Wintek Corp.                                                                   627,087               39,996               0.0%
#   Wisdom Marine Lines Co., Ltd.                                                   49,146               57,009               0.0%
    Wistron Corp.                                                                  664,180              697,798               0.1%
    Wistron NeWeb Corp.                                                             71,917              162,157               0.0%
#   WPG Holdings, Ltd.                                                             258,301              314,644               0.0%
    WT Microelectronics Co., Ltd.                                                  104,493              166,865               0.0%
    WUS Printed Circuit Co., Ltd.                                                   65,000               29,786               0.0%
    X-Legend Entertainment Co., Ltd.                                                 2,500               12,526               0.0%
#   XAC Automation Corp.                                                            33,000               56,316               0.0%
    Xxentria Technology Materials Corp.                                             15,306               39,294               0.0%
    Yageo Corp.                                                                     94,885              147,477               0.0%
*   Yang Ming Marine Transport Corp.                                               349,558              160,020               0.0%
#   YC Co., Ltd.                                                                   129,266               68,467               0.0%
    YC INOX Co., Ltd.                                                               70,000               53,504               0.0%
#   YeaShin International Development Co., Ltd.                                     28,768               16,277               0.0%
    Yeong Guan Energy Technology Group Co., Ltd.                                     8,107               32,635               0.0%
    Yonyu Plastics Co., Ltd                                                          8,400                8,632               0.0%
    Young Optics, Inc.                                                               9,000               15,296               0.0%
    Youngtek Electronics Corp.                                                      37,614               72,129               0.0%
    Yuanta Financial Holding Co., Ltd.                                           1,083,677              545,876               0.1%
    Yulon Motor Co., Ltd.                                                          207,223              305,722               0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                                16,000               42,821               0.0%
    Yungshin Construction & Development Co., Ltd.                                   20,000               41,313               0.0%
    YungShin Global Holding Corp.                                                   39,000               70,974               0.0%
#   Yungtay Engineering Co., Ltd.                                                  104,000              230,945               0.0%
    Zeng Hsing Industrial Co., Ltd.                                                 16,423               82,668               0.0%
    Zenitron Corp.                                                                  49,000               27,486               0.0%
    Zhen Ding Technology Holding, Ltd.                                              35,650               97,948               0.0%
    Zig Sheng Industrial Co., Ltd.                                                 138,543               38,290               0.0%
    Zinwell Corp.                                                                   79,000               76,195               0.0%
#   Zippy Technology Corp.                                                          12,000               13,544               0.0%
#   ZongTai Real Estate Development Co., Ltd.                                       47,153               28,162               0.0%
                                                                                              -----------------    --------------
TOTAL TAIWAN                                                                                         75,623,531               3.8%
                                                                                              -----------------    --------------
THAILAND -- (0.7%)
    Advanced Info Service PCL                                                       16,300              119,610               0.0%
    Airports of Thailand PCL                                                        55,800              414,602               0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
THAILAND -- (Continued)
*   AJ Plast PCL                                                                    42,900    $          13,567               0.0%
    Amata Corp. PCL                                                                134,300               63,913               0.0%
    Ananda Development PCL                                                         241,100               28,130               0.0%
    AP Thailand PCL                                                                309,804               63,254               0.0%
    Asia Plus Securities PCL                                                       247,700               29,812               0.0%
    Asian Insulators PCL                                                            74,400               23,072               0.0%
    Bangchak Petroleum PCL (The)                                                   166,300              171,048               0.0%
    Bangkok Aviation Fuel Services PCL                                              35,400               39,400               0.0%
    Bangkok Bank PCL                                                                30,600              189,782               0.0%
    Bangkok Chain Hospital PCL                                                     245,675               73,544               0.0%
    Bangkok Dusit Medical Services PCL                                             503,000              285,708               0.0%
    Bangkok Expressway PCL                                                         112,000              130,672               0.0%
    Bangkok Life Assurance PCL                                                      78,400              139,011               0.0%
*   Bangkok Metro PCL                                                              677,607               40,569               0.0%
    Bangkokland PCL                                                              2,553,800              156,819               0.0%
    Banpu PCL(6368348)                                                             136,500              118,395               0.0%
    Banpu PCL(BJFHBT4)                                                             126,000              109,288               0.0%
    BEC World PCL                                                                   65,200               96,589               0.0%
    Berli Jucker PCL                                                                67,800               94,716               0.0%
    Big C Supercenter PCL                                                           46,100              329,791               0.1%
    Bumrungrad Hospital PCL                                                         20,000               81,670               0.0%
    Cal-Comp Electronics Thailand PCL                                              403,000               37,368               0.0%
    Central Pattana PCL                                                            136,400              202,066               0.0%
    Central Plaza Hotel PCL                                                        177,700              205,962               0.0%
    CH Karnchang PCL                                                               156,107              131,807               0.0%
    Charoen Pokphand Foods PCL                                                     253,500              243,226               0.0%
    Christiani & Nielsen Thai                                                       85,000               13,440               0.0%
    CP ALL PCL                                                                      78,500              109,664               0.0%
    Delta Electronics Thailand PCL                                                 155,700              308,340               0.1%
    Diamond Building Products PCL                                                   76,000               13,767               0.0%
    DSG International Thailand PCL                                                 117,660               28,720               0.0%
    Dynasty Ceramic PCL                                                             31,800               57,605               0.0%
    Eastern Water Resources Development and Management PCL                         230,000               76,973               0.0%
    Electricity Generating PCL                                                      22,000              116,181               0.0%
    Energy Absolute PCL                                                             45,100               33,510               0.0%
    Erawan Group PCL (The)                                                         152,700               22,035               0.0%
*   Esso Thailand PCL                                                              495,900               83,741               0.0%
    GFPT PCL                                                                       120,600               71,464               0.0%
    Glow Energy PCL                                                                 46,000              141,234               0.0%
*   GMM Grammy PCL                                                                  35,880               15,202               0.0%
    Grand Canal Land PCL                                                           102,200               11,045               0.0%
*   Grande Asset Hotels & Property PCL                                             122,000                9,439               0.0%
    Hana Microelectronics PCL                                                       59,200               79,067               0.0%
    Hemaraj Land and Development PCL                                             1,110,400              162,963               0.0%
    Home Product Center PCL                                                        306,716               87,579               0.0%
    Indorama Ventures PCL                                                          147,600              108,309               0.0%
    Intouch Holdings PCL                                                            37,900               86,110               0.0%
    IRPC PCL                                                                     2,076,100              218,000               0.0%
*   Italian-Thai Development PCL                                                   719,854              125,980               0.0%
    Jasmine International PCL                                                      543,900              124,411               0.0%
    Kang Yong Electric PCL                                                           1,400               11,004               0.0%
    Kasikornbank PCL(6364766)                                                       34,700              251,434               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
THAILAND -- (Continued)
    Kasikornbank PCL(6888794)                                                       26,900    $         194,916               0.0%
    KCE Electronics PCL                                                             55,800               68,529               0.0%
    KGI Securities Thailand PCL                                                    120,600               12,293               0.0%
    Khon Kaen Sugar Industry PCL                                                   100,600               40,154               0.0%
    Kiatnakin Bank PCL                                                             108,100              140,228               0.0%
    Krung Thai Bank PCL                                                            601,375              430,213               0.1%
    Land & Houses PCL                                                              212,200               66,455               0.0%
    Lanna Resources PCL                                                             48,450               19,338               0.0%
    Loxley PCL                                                                     278,775               39,373               0.0%
    LPN Development PCL                                                            159,800              122,168               0.0%
    Major Cineplex Group PCL                                                       122,200               89,296               0.0%
    MBK PCL                                                                        183,000               90,461               0.0%
    MCOT PCL                                                                        60,600               37,956               0.0%
    Minor International PCL                                                        182,960              195,206               0.0%
    Precious Shipping PCL                                                          165,000              107,906               0.0%
    Premier Marketing PCL                                                           60,100               17,807               0.0%
*   Property Perfect PCL                                                           613,500               27,689               0.0%
    Pruksa Real Estate PCL                                                         168,300              173,106               0.0%
    PTT Exploration & Production PCL                                                93,585              420,946               0.1%
    PTT Global Chemical PCL                                                        110,845              211,004               0.0%
    PTT PCL(6420390)                                                                98,894            1,117,378               0.1%
    PTT PCL(6420408)                                                                18,900              213,546               0.0%
    Quality Houses PCL                                                             770,608              101,738               0.0%
*   Raimon Land PCL                                                                477,500               32,254               0.0%
    Ratchaburi Electricity Generating Holding PCL(6362771)                          12,000               22,383               0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)                          49,600               92,515               0.0%
*   Regional Container Lines PCL                                                    65,500               21,719               0.0%
    Robinson Department Store PCL                                                   53,100               83,555               0.0%
*   Rojana Industrial Park PCL                                                     149,500               35,114               0.0%
    RS PCL                                                                         136,700               36,095               0.0%
    Samart Corp. PCL                                                               159,200              161,302               0.0%
    Samart I-Mobile PCL                                                            467,600               51,684               0.0%
    Samart Telcoms PCL                                                              79,600               53,767               0.0%
    Sansiri PCL                                                                  1,529,733               96,753               0.0%
    SC Asset Corp PCL                                                              111,600               12,952               0.0%
    Siam Cement PCL (The)                                                           11,400              157,507               0.0%
    Siam City Cement PCL                                                            13,200              170,218               0.0%
    Siam Commercial Bank PCL (The)(6363172)                                         30,100              164,039               0.0%
    Siam Commercial Bank PCL (The)(6889935)                                         19,500              106,271               0.0%
    Siam Global House PCL                                                           69,008               27,544               0.0%
    Siamgas & Petrochemicals PCL                                                   130,200               50,369               0.0%
    Sino Thai Engineering & Construction PCL                                        67,200               54,160               0.0%
    Sino-Thai Engineering & Construction PCL                                        83,571               67,355               0.0%
    SNC Former PCL                                                                   8,800                4,134               0.0%
    Somboon Advance Technology PCL                                                  37,250               21,044               0.0%
    SPCG PCL                                                                        54,700               42,406               0.0%
    Sri Trang Agro-Industry PCL(B05BPF7)                                            14,300                6,410               0.0%
    Sri Trang Agro-Industry PCL(B05BPH9)                                           105,300               47,202               0.0%
    Sriracha Construction PCL                                                       44,200               47,837               0.0%
    Srithai Superware PCL                                                          372,000               31,067               0.0%
    STP & I PCL                                                                    245,200              164,872               0.0%
    Supalai PCL                                                                    222,900              176,226               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
THAILAND -- (Continued)
*   Tata Steel Thailand PCL                                                      1,030,600    $          29,428               0.0%
    Thai Agro Energy PCL                                                             9,690                1,369               0.0%
*   Thai Airways International PCL(6364971)                                         60,600               26,607               0.0%
*   Thai Airways International PCL(6888868)                                        216,000               94,836               0.0%
    Thai Oil PCL                                                                   105,200              144,541               0.0%
*   Thai Reinsurance PCL                                                           380,490               41,355               0.0%
    Thai Stanley Electric PCL                                                        9,600               64,550               0.0%
    Thai Union Frozen Products PCL                                                  95,760              219,040               0.0%
    Thai Vegetable Oil PCL                                                          59,100               40,465               0.0%
    Thaicom PCL                                                                    109,200              131,597               0.0%
    Thanachart Capital PCL                                                          94,500              101,550               0.0%
*   Thoresen Thai Agencies PCL                                                     165,965              111,085               0.0%
    Ticon Industrial Connection PCL                                                103,950               59,363               0.0%
*   Tipco Asphalt PCL                                                                7,400               13,689               0.0%
    Tisco Financial Group PCL                                                      111,900              152,888               0.0%
    TMB Bank PCL                                                                 1,842,900              174,275               0.0%
    Total Access Communication PCL                                                 114,100              362,584               0.1%
    Toyo-Thai Corp. PCL                                                             19,363               17,389               0.0%
    TPI Polene PCL                                                               2,421,000              134,541               0.0%
*   True Corp. PCL(6363923)                                                        737,136              267,062               0.0%
*   True Corp. PCL(6877071)                                                        750,315              271,837               0.0%
    TTW PCL                                                                        294,200              109,297               0.0%
    Union Mosaic Industry PCL (The)                                                 76,125               17,179               0.0%
    Unique Engineering & Construction PCL                                           92,900               29,949               0.0%
    Univentures PCL                                                                 39,200               12,036               0.0%
    Vibhavadi Medical Center PCL                                                   143,600               70,984               0.0%
    Vinythai PCL                                                                   124,200               40,421               0.0%
*   Workpoint Entertainment PCL                                                     55,400               63,786               0.0%
                                                                                              -----------------    --------------
TOTAL THAILAND                                                                                       14,780,771               0.7%
                                                                                              -----------------    --------------
TURKEY -- (0.5%)
    Adel Kalemcilik Ticaret ve Sanayi A.S.                                             485               11,051               0.0%
*   Adese Alisveris Merkezleri Ticaret A.S.                                          4,563               16,881               0.0%
    Akbank TAS                                                                     137,568              496,752               0.1%
    Akcansa Cimento A.S.                                                            12,544               80,686               0.0%
*   Akenerji Elektrik Uretim A.S.                                                   69,462               36,548               0.0%
    Akfen Holding A.S.                                                              13,040               27,864               0.0%
    Aksa Akrilik Kimya Sanayii A.S.                                                 33,706              110,835               0.0%
    Aksigorta A.S.                                                                  34,947               42,293               0.0%
    Alarko Holding A.S.                                                             14,460               26,146               0.0%
    Albaraka Turk Katilim Bankasi A.S.                                             107,822               76,137               0.0%
*   Anadolu Anonim Turk Sigorta Sirketi                                             54,184               34,382               0.0%
    Anadolu Cam Sanayii A.S.                                                        23,357               19,960               0.0%
*   Anadolu Efes Biracilik Ve Malt Sanayii A.S.                                      7,085               82,792               0.0%
    Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.                                    4,087               42,541               0.0%
    Arcelik A.S.                                                                    51,966              319,028               0.0%
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                                       28,662              130,187               0.0%
*   Asya Katilim Bankasi A.S.                                                      130,758               42,358               0.0%
*   Bagfas Bandirma Gubre Fabrikalari A.S.                                           4,200               23,634               0.0%
    BIM Birlesik Magazalar A.S.                                                     10,657              243,451               0.0%
    Bizim Toptan Satis Magazalari A.S.                                               2,396               19,609               0.0%
*   Bolu Cimento Sanayii A.S.                                                       10,352               20,193               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
TURKEY -- (Continued)
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                                  10,507    $          33,872               0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari AS                                       1,996               43,949               0.0%
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                                 3,057               12,485               0.0%
    Bursa Cimento Fabrikasi A.S.                                                     6,211               15,987               0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                                            15,721              116,275               0.0%
    Coca-Cola Icecek A.S.                                                            4,509              102,710               0.0%
*   Deva Holding A.S.                                                               41,856               38,596               0.0%
*   Dogan Sirketler Grubu Holding A.S.                                             254,721               76,760               0.0%
    Dogus Otomotiv Servis ve Ticaret A.S.                                           31,661              135,909               0.0%
*   Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.                                     41,769               37,388               0.0%
    EGE Seramik Sanayi ve Ticaret A.S.                                              19,423               31,183               0.0%
    Eregli Demir ve Celik Fabrikalari TAS                                          368,970              769,023               0.1%
*   Fenerbahce Futbol A.S.                                                           1,276               19,905               0.0%
*   Ford Otomotiv Sanayi A.S.                                                        9,472              120,984               0.0%
    Gentas Genel Metal Sanayi ve Ticaret A.S.                                       26,437               19,498               0.0%
*   Global Yatirim Holding A.S.                                                     67,511               42,494               0.0%
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                             2,317               61,763               0.0%
    Goodyear Lastikleri TAS                                                          1,597               68,019               0.0%
*   GSD Holding                                                                     50,000               32,156               0.0%
    Gubre Fabrikalari TAS                                                           42,998               81,389               0.0%
*   Hurriyet Gazetecilik A.S.                                                       31,589                8,805               0.0%
*   Ihlas Holding A.S.                                                             197,201               26,611               0.0%
    Is Finansal Kiralama A.S.                                                       29,721               12,315               0.0%
*   Izmir Demir Celik Sanayi A.S.                                                   29,613               39,520               0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A                     40,371               51,738               0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B                     25,261               30,760               0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D                    301,511              336,301               0.0%
*   Kerevitas Gida Sanayi ve Ticaret A.S.                                              440                6,952               0.0%
    KOC Holding A.S.                                                                30,605              156,017               0.0%
    Koza Altin Isletmeleri A.S.                                                      8,332               53,703               0.0%
*   Mardin Cimento Sanayii ve Ticaret A.S.                                          20,420               44,642               0.0%
*   Migros Ticaret A.S.                                                              6,594               61,160               0.0%
*   Netas Telekomunikasyon A.S.                                                     11,580               31,778               0.0%
    Nuh Cimento Sanayi A.S.                                                         11,765               50,979               0.0%
    Otokar Otomotiv Ve Savunma Sanayi A.S.                                           1,350               37,328               0.0%
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.                           8,727               15,692               0.0%
    Petkim Petrokimya Holding A.S.                                                  48,842               77,779               0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                                                 487                2,000               0.0%
    Pinar SUT Mamulleri Sanayii A.S.                                                 5,677               54,653               0.0%
*   Sasa Polyester Sanayi A.S.                                                      49,109               44,609               0.0%
*   Sekerbank TAS                                                                   93,820               85,664               0.0%
    Soda Sanayii A.S.                                                               59,325              109,704               0.0%
*   Tat Gida Sanayi A.S.                                                            14,877               21,205               0.0%
    TAV Havalimanlari Holding A.S.                                                  18,112              151,943               0.0%
*   Tekfen Holding A.S.                                                             58,117              146,133               0.0%
    Teknosa Ic Ve Dis Ticaret A.S.                                                   3,806               15,202               0.0%
*   Tekstil Bankasi A.S.                                                            35,952               29,585               0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                                              14,097               88,449               0.0%
    Trakya Cam Sanayi A.S.                                                          80,135              105,246               0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                                          9,392              203,704               0.0%
    Turcas Petrol A.S.                                                              14,616               15,909               0.0%
*   Turk Hava Yollari                                                              226,248              741,559               0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
TURKEY -- (Continued)
    Turk Telekomunikasyon A.S.                                                       7,248    $          20,820               0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                                           1,005               31,696               0.0%
*   Turkcell Iletisim Hizmetleri A.S.                                               14,852               86,339               0.0%
*   Turkcell Iletisim Hizmetleri A.S. ADR                                            9,157              133,967               0.0%
    Turkiye Garanti Bankasi A.S.                                                   146,300              570,993               0.1%
    Turkiye Halk Bankasi A.S.                                                       53,476              357,088               0.0%
    Turkiye Is Bankasi                                                             174,798              437,065               0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                                            183,157              160,700               0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                                           134,598              204,663               0.0%
    Turkiye Vakiflar Bankasi Tao                                                   146,962              315,844               0.0%
    Ulker Biskuvi Sanayi A.S.                                                       18,064              133,158               0.0%
    Vestel Beyaz Esya Sanayi ve Ticaret A.S.                                        14,500               63,603               0.0%
    Yapi ve Kredi Bankasi A.S.                                                      76,984              168,591               0.0%
*   Zorlu Enerji Elektrik Uretim A.S.                                               29,476               35,059               0.0%
                                                                                              -----------------    --------------
TOTAL TURKEY                                                                                          9,340,904               0.5%
                                                                                              -----------------    --------------
UNITED KINGDOM -- (13.7%)
    4imprint Group P.L.C.                                                              532                6,688               0.0%
    888 Holdings P.L.C.                                                             92,692              190,022               0.0%
    A.G. BARR P.L.C.                                                                12,390              117,055               0.0%
    Aberdeen Asset Management P.L.C.                                               211,758            1,472,696               0.1%
    Acal P.L.C.                                                                      3,957               13,314               0.0%
    Admiral Group P.L.C.                                                            24,851              531,741               0.0%
*   Afren P.L.C.                                                                   357,576              440,876               0.0%
    African Barrick Gold P.L.C.                                                     34,811              114,680               0.0%
*   Aga Rangemaster Group P.L.C.                                                    23,457               54,856               0.0%
    Aggreko P.L.C.                                                                  34,380              838,808               0.1%
    Alent P.L.C.                                                                    64,710              347,446               0.0%
    AMEC P.L.C.                                                                     74,486            1,241,990               0.1%
    Amlin P.L.C.                                                                   118,818              867,196               0.1%
    Anglo American P.L.C.                                                          139,396            2,943,144               0.2%
    Anglo Pacific Group P.L.C.                                                      12,394               26,257               0.0%
    Anglo-Eastern Plantations P.L.C.                                                   542                5,580               0.0%
    Anite P.L.C.                                                                    35,725               49,917               0.0%
    Antofagasta P.L.C.                                                              76,874              865,740               0.1%
    ARM Holdings P.L.C.                                                             33,625              476,042               0.0%
    ARM Holdings P.L.C. Sponsored ADR                                                7,813              333,693               0.0%
    Ashmore Group P.L.C.                                                           113,830              581,262               0.0%
    Ashtead Group P.L.C.                                                           118,226            1,980,786               0.1%
    Associated British Foods P.L.C.                                                 32,004            1,412,394               0.1%
    AstraZeneca P.L.C.                                                               1,641              119,872               0.0%
    AstraZeneca P.L.C. Sponsored ADR                                                53,810            3,924,901               0.2%
    Aveva Group P.L.C.                                                               9,783              240,048               0.0%
    Aviva P.L.C.                                                                   358,509            2,998,659               0.2%
    Aviva P.L.C. Sponsored ADR                                                      20,234              336,896               0.0%
    Babcock International Group P.L.C.                                              74,472            1,307,061               0.1%
    BAE Systems P.L.C.                                                             284,146            2,092,524               0.1%
    Balfour Beatty P.L.C.                                                          168,670              416,709               0.0%
    Bank of Georgia Holdings P.L.C.                                                  6,038              247,634               0.0%
    Barclays P.L.C.                                                                456,978            1,757,500               0.1%
    Barclays P.L.C. Sponsored ADR                                                   99,818            1,537,197               0.1%
    Barratt Developments P.L.C.                                                    276,246            1,857,030               0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    BBA Aviation P.L.C.                                                            117,727    $         666,425               0.0%
    Beazley P.L.C.                                                                 153,830              646,119               0.0%
    Bellway P.L.C.                                                                  30,947              868,098               0.1%
    Berendsen P.L.C.                                                                65,113            1,054,379               0.1%
    Berkeley Group Holdings P.L.C.                                                  27,701            1,013,061               0.1%
    Betfair Group P.L.C.                                                             5,713              110,706               0.0%
    BG Group P.L.C.                                                                331,326            5,521,890               0.3%
    BHP Billiton P.L.C.                                                             51,865            1,340,015               0.1%
#   BHP Billiton P.L.C. ADR                                                         34,059            1,772,430               0.1%
    Bloomsbury Publishing P.L.C.                                                     5,758               14,782               0.0%
    Bodycote P.L.C.                                                                 61,738              617,917               0.0%
    Booker Group P.L.C.                                                            274,017              615,810               0.0%
    Bovis Homes Group P.L.C.                                                        29,151              393,692               0.0%
    BP P.L.C.                                                                        1,306                9,397               0.0%
    BP P.L.C. Sponsored ADR                                                        239,210           10,396,067               0.5%
    Braemar Shipping Services P.L.C.                                                   660                4,961               0.0%
    Brammer P.L.C.                                                                  11,343               58,932               0.0%
    Brewin Dolphin Holdings P.L.C.                                                  65,783              299,582               0.0%
    British American Tobacco P.L.C.                                                 12,488              707,790               0.0%
    British American Tobacco P.L.C. Sponsored ADR                                    9,344            1,061,105               0.1%
    British Polythene Industries P.L.C.                                              3,700               38,328               0.0%
    British Sky Broadcasting Group P.L.C.                                           33,203              470,561               0.0%
    British Sky Broadcasting Group P.L.C. Sponsored ADR                              4,853              275,990               0.0%
    Britvic P.L.C.                                                                  51,350              559,869               0.0%
    BT Group P.L.C.                                                                112,078              660,737               0.0%
    BT Group P.L.C. Sponsored ADR                                                   17,500            1,032,500               0.1%
*   BTG P.L.C.                                                                      50,010              604,509               0.0%
    Bunzl P.L.C.                                                                    35,708              969,666               0.1%
    Burberry Group P.L.C.                                                           48,041            1,180,538               0.1%
    Bwin.Party Digital Entertainment P.L.C.                                        131,517              189,057               0.0%
    Cable & Wireless Communications P.L.C.                                         755,130              583,542               0.0%
    Cape P.L.C.                                                                     27,360              118,360               0.0%
    Capita P.L.C.                                                                   39,768              699,198               0.0%
    Capital & Counties Properties P.L.C.                                            14,668               80,242               0.0%
    Capital & Regional P.L.C.                                                       19,615               15,115               0.0%
    Carillion P.L.C.                                                               112,937              601,685               0.0%
    Carnival P.L.C.                                                                 14,078              561,373               0.0%
    Carnival P.L.C. ADR                                                              5,490              218,722               0.0%
    Carr's Milling Industries P.L.C.                                                   564               14,621               0.0%
    Castings P.L.C.                                                                  1,976               13,877               0.0%
    Catlin Group, Ltd.                                                              98,800              848,770               0.1%
    Centamin P.L.C.                                                                246,447              201,806               0.0%
    Centrica P.L.C.                                                                497,629            2,413,487               0.1%
    Charles Stanley Group P.L.C.                                                       382                1,892               0.0%
    Chemring Group P.L.C.                                                           50,519              197,165               0.0%
    Chesnara P.L.C.                                                                 25,292              139,308               0.0%
    Cineworld Group P.L.C.                                                          43,663              234,069               0.0%
    Clarkson P.L.C.                                                                  1,031               37,099               0.0%
    Close Brothers Group P.L.C.                                                     40,038              939,575               0.1%
    Cobham P.L.C.                                                                  252,109            1,176,008               0.1%
    Coca-Cola HBC AG                                                                 9,997              218,080               0.0%
*   Colt Group SA                                                                  101,720              224,113               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Communisis P.L.C.                                                               17,311    $          15,267               0.0%
    Compass Group P.L.C.                                                            96,103            1,551,183               0.1%
    Computacenter P.L.C.                                                            20,301              200,769               0.0%
    Connect Group P.L.C.                                                            42,909              120,966               0.0%
    Consort Medical P.L.C.                                                           6,285               72,264               0.0%
    Costain Group P.L.C.                                                            10,133               47,252               0.0%
    Cranswick P.L.C.                                                                12,504              283,896               0.0%
    Croda International P.L.C.                                                      28,646            1,053,208               0.1%
    CSR P.L.C.                                                                      41,647              559,704               0.0%
    Daily Mail & General Trust P.L.C.                                               57,863              732,168               0.1%
    Dairy Crest Group P.L.C.                                                        40,543              270,831               0.0%
    Darty P.L.C.                                                                    87,142              105,917               0.0%
    DCC P.L.C.                                                                      17,027              954,206               0.1%
    De La Rue P.L.C.                                                                19,927              166,862               0.0%
    Debenhams P.L.C.                                                               311,419              323,334               0.0%
    Dechra Pharmaceuticals P.L.C.                                                   16,599              201,842               0.0%
    Development Securities P.L.C.                                                   12,986               43,992               0.0%
    Devro P.L.C.                                                                    42,057              183,375               0.0%
    Diageo P.L.C.                                                                   19,831              584,863               0.0%
    Diageo P.L.C. Sponsored ADR                                                      6,738              794,882               0.1%
    Dialight P.L.C.                                                                  6,084               83,567               0.0%
    Dignity P.L.C.                                                                   9,107              228,960               0.0%
    Diploma P.L.C.                                                                  31,706              352,838               0.0%
    Direct Line Insurance Group P.L.C.                                              56,216              248,680               0.0%
    Dixons Carphone P.L.C.                                                         118,086              749,818               0.1%
    Domino Printing Sciences P.L.C.                                                 25,034              242,120               0.0%
    Domino's Pizza Group P.L.C.                                                     17,513              178,399               0.0%
    Drax Group P.L.C.                                                              101,341              964,259               0.1%
    DS Smith P.L.C.                                                                290,062            1,231,967               0.1%
    Dunelm Group P.L.C.                                                              5,232               70,572               0.0%
    E2V Technologies P.L.C.                                                         21,031               53,955               0.0%
    easyJet P.L.C.                                                                  35,052              842,265               0.1%
    Electrocomponents P.L.C.                                                       167,477              615,842               0.0%
    Elementis P.L.C.                                                               156,661              663,483               0.0%
*   EnQuest P.L.C.                                                                 192,443              214,023               0.0%
*   Enterprise Inns P.L.C.                                                          84,112              172,323               0.0%
    Essentra P.L.C.                                                                 64,408              709,143               0.0%
    Euromoney Institutional Investor P.L.C.                                         11,105              187,087               0.0%
    Evraz P.L.C.                                                                    35,859               74,336               0.0%
    Experian P.L.C.                                                                 61,660              927,129               0.1%
    Fenner P.L.C.                                                                   54,652              270,486               0.0%
    Ferrexpo P.L.C.                                                                 39,241               52,991               0.0%
    Fidessa Group P.L.C.                                                             4,411              165,232               0.0%
*   Findel P.L.C.                                                                    9,252               39,079               0.0%
*   Firstgroup P.L.C.                                                              311,608              561,554               0.0%
*   Fortune Oil P.L.C.                                                             131,020               16,726               0.0%
    Fresnillo P.L.C.                                                                19,968              223,148               0.0%
    Friends Life Group, Ltd.                                                       326,320            1,692,303               0.1%
    G4S P.L.C.                                                                     315,066            1,289,643               0.1%
    Galliford Try P.L.C.                                                            15,650              306,294               0.0%
*   Gem Diamonds, Ltd.                                                              27,156               67,565               0.0%
    Genus P.L.C.                                                                    11,662              229,735               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    GKN P.L.C.                                                                     322,582    $       1,648,371               0.1%
    GlaxoSmithKline P.L.C.                                                          15,015              339,549               0.0%
    GlaxoSmithKline P.L.C. Sponsored ADR                                            56,544            2,572,187               0.1%
    Glencore P.L.C.                                                                553,539            2,840,006               0.2%
    Go-Ahead Group P.L.C.                                                            8,620              339,393               0.0%
    Grafton Group P.L.C.                                                            54,607              554,335               0.0%
    Greencore Group P.L.C.                                                         141,984              595,766               0.0%
    Greene King P.L.C.                                                              58,405              750,881               0.1%
    Greggs P.L.C.                                                                   34,101              330,772               0.0%
    Halfords Group P.L.C.                                                           78,372              622,138               0.0%
    Halma P.L.C.                                                                    97,679              974,634               0.1%
    Hargreaves Lansdown P.L.C.                                                      27,113              432,025               0.0%
    Hays P.L.C.                                                                    292,884              578,446               0.0%
    Headlam Group P.L.C.                                                             8,095               50,654               0.0%
    Helical Bar P.L.C.                                                              26,244              147,125               0.0%
    Henderson Group P.L.C.                                                         272,410              917,391               0.1%
    Hikma Pharmaceuticals P.L.C.                                                    37,256            1,129,992               0.1%
    Hill & Smith Holdings P.L.C.                                                    18,825              171,036               0.0%
    Hiscox, Ltd.                                                                    72,944              795,583               0.1%
    Hogg Robinson Group P.L.C.                                                       5,845                4,006               0.0%
    Home Retail Group P.L.C.                                                       190,052              557,715               0.0%
    Homeserve P.L.C.                                                                70,914              391,812               0.0%
    Howden Joinery Group P.L.C.                                                    142,043              779,338               0.1%
    HSBC Holdings P.L.C.                                                           276,035            2,814,277               0.2%
    HSBC Holdings P.L.C. Sponsored ADR                                             144,142            7,354,125               0.4%
    Hunting P.L.C.                                                                  33,518              394,811               0.0%
    Huntsworth P.L.C.                                                               53,480               38,036               0.0%
    ICAP P.L.C.                                                                    170,980            1,147,910               0.1%
    IG Group Holdings P.L.C.                                                       113,484            1,093,697               0.1%
*   Imagination Technologies Group P.L.C.                                           39,006              119,314               0.0%
    IMI P.L.C.                                                                      34,975              684,897               0.0%
    Imperial Tobacco Group P.L.C.                                                   55,627            2,416,538               0.1%
    Inchcape P.L.C.                                                                129,421            1,441,790               0.1%
    Informa P.L.C.                                                                 191,217            1,474,160               0.1%
    Inmarsat P.L.C.                                                                123,680            1,357,992               0.1%
    Innovation Group P.L.C.                                                        161,760               70,009               0.0%
    InterContinental Hotels Group P.L.C.                                            18,265              693,795               0.0%
    InterContinental Hotels Group P.L.C. ADR                                        12,148              461,730               0.0%
*   International Consolidated Airlines Group SA(B5282K0)                           10,448               68,334               0.0%
*   International Consolidated Airlines Group SA(B5M6XQ7)                          239,765            1,572,854               0.1%
*   International Ferro Metals, Ltd.                                                99,556                9,165               0.0%
    Interserve P.L.C.                                                               37,503              380,757               0.0%
    Intertek Group P.L.C.                                                           16,645              725,492               0.0%
    Investec P.L.C.                                                                155,047            1,421,702               0.1%
*   IP Group P.L.C.                                                                 26,845               89,239               0.0%
    ITE Group P.L.C.                                                                20,469               55,849               0.0%
    ITV P.L.C.                                                                     517,943            1,682,633               0.1%
    J D Wetherspoon P.L.C.                                                          29,045              392,690               0.0%
    J Sainsbury P.L.C.                                                             253,323              997,981               0.1%
    James Fisher & Sons P.L.C.                                                       9,962              207,691               0.0%
    Jardine Lloyd Thompson Group P.L.C.                                             15,887              242,232               0.0%
    JD Sports Fashion P.L.C.                                                        18,592              137,494               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
*   JKX Oil & Gas P.L.C.                                                            20,803    $          12,680               0.0%
    John Menzies P.L.C.                                                             16,607              131,747               0.0%
    John Wood Group P.L.C.                                                          74,616              791,684               0.1%
    Johnson Matthey P.L.C.                                                          30,197            1,441,653               0.1%
*   Johnston Press P.L.C.                                                           11,897                  658               0.0%
    Jupiter Fund Management P.L.C.                                                  94,211              540,279               0.0%
*   Kazakhmys P.L.C.                                                                63,749              235,190               0.0%
    Kcom Group P.L.C.                                                              114,267              170,131               0.0%
    Keller Group P.L.C.                                                             22,534              301,091               0.0%
    Kier Group P.L.C.                                                               10,532              251,173               0.0%
    Kingfisher P.L.C.                                                              287,824            1,394,353               0.1%
    Ladbrokes P.L.C.                                                               266,980              505,677               0.0%
    Laird P.L.C.                                                                    74,843              377,770               0.0%
*   Lamprell P.L.C.                                                                 62,935              147,679               0.0%
    Lancashire Holdings, Ltd.                                                       39,807              426,684               0.0%
    Laura Ashley Holdings P.L.C.                                                    51,893               22,992               0.0%
    Lavendon Group P.L.C.                                                           42,045              123,400               0.0%
    Legal & General Group P.L.C.                                                   742,306            2,751,199               0.2%
*   Lloyds Banking Group P.L.C.                                                  1,796,233            2,218,148               0.1%
*   Lloyds Banking Group P.L.C. ADR                                                496,239            2,441,496               0.1%
    London Stock Exchange Group P.L.C.                                              45,388            1,465,733               0.1%
*   Lonmin P.L.C.                                                                  119,930              336,174               0.0%
    Lookers P.L.C.                                                                  55,804              124,111               0.0%
    Low & Bonar P.L.C.                                                              44,867               39,805               0.0%
    Man Group P.L.C.                                                               340,452              675,039               0.0%
    Management Consulting Group P.L.C.                                              25,041                7,054               0.0%
    Marks & Spencer Group P.L.C.                                                   181,594            1,182,507               0.1%
    Marshalls P.L.C.                                                                34,860              111,245               0.0%
    Marston's P.L.C.                                                               193,686              467,791               0.0%
    McBride P.L.C.                                                                  42,318               53,823               0.0%
    Mears Group P.L.C.                                                              17,616              124,462               0.0%
*   Mecom Group P.L.C.                                                              28,027               58,270               0.0%
    Meggitt P.L.C.                                                                 188,644            1,362,652               0.1%
    Melrose Industries P.L.C.                                                      239,421              984,040               0.1%
    Michael Page International P.L.C.                                               48,524              302,551               0.0%
    Micro Focus International P.L.C.                                                27,330              435,394               0.0%
    Millennium & Copthorne Hotels P.L.C.                                            35,911              327,595               0.0%
*   Mitchells & Butlers P.L.C.                                                      69,621              423,767               0.0%
    Mitie Group P.L.C.                                                             161,786              780,577               0.1%
    Mondi P.L.C.                                                                    84,604            1,429,847               0.1%
    Moneysupermarket.com Group P.L.C.                                               76,979              247,293               0.0%
    Morgan Advanced Materials P.L.C.                                               123,730              559,384               0.0%
    Morgan Sindall Group P.L.C.                                                      8,523               93,816               0.0%
*   Mothercare P.L.C.                                                               36,316              101,666               0.0%
    N Brown Group P.L.C.                                                            29,289              157,664               0.0%
    National Express Group P.L.C.                                                  133,590              533,386               0.0%
    National Grid P.L.C.                                                             3,445               51,124               0.0%
#   National Grid P.L.C. Sponsored ADR                                              17,429            1,296,543               0.1%
    Next P.L.C.                                                                     12,985            1,340,528               0.1%
    Northgate P.L.C.                                                                38,751              303,983               0.0%
    Novae Group P.L.C.                                                               3,480               30,853               0.0%
*   Ocado Group P.L.C.                                                              25,424              101,274               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Old Mutual P.L.C.                                                              604,129    $       1,876,167               0.1%
*   Optos P.L.C.                                                                     4,559               17,139               0.0%
    Oxford Instruments P.L.C.                                                        8,354              144,755               0.0%
    Pace P.L.C.                                                                    130,060              723,060               0.0%
    PayPoint P.L.C.                                                                  4,568               63,058               0.0%
    Pearson P.L.C.                                                                   3,121               58,502               0.0%
    Pearson P.L.C. Sponsored ADR                                                    67,350            1,262,812               0.1%
    Pendragon P.L.C.                                                               223,487              112,960               0.0%
    Pennon Group P.L.C.                                                             77,208            1,030,288               0.1%
    Persimmon P.L.C.                                                                70,131            1,647,039               0.1%
*   Petra Diamonds, Ltd.                                                            83,475              221,460               0.0%
    Petrofac, Ltd.                                                                  48,201              816,687               0.1%
    Phoenix Group Holdings                                                          19,643              237,177               0.0%
    Phoenix IT Group P.L.C.                                                          2,221                4,258               0.0%
    Photo-Me International P.L.C.                                                   46,648               98,512               0.0%
    Playtech P.L.C.                                                                  5,842               66,169               0.0%
    Premier Farnell P.L.C.                                                          80,857              245,579               0.0%
*   Premier Foods P.L.C.                                                           153,723               81,143               0.0%
    Premier Oil P.L.C.                                                             126,042              520,463               0.0%
    Provident Financial P.L.C.                                                       8,011              272,425               0.0%
    Prudential P.L.C.                                                               86,793            2,009,781               0.1%
    Prudential P.L.C. ADR                                                           23,605            1,093,620               0.1%
*   Punch Taverns P.L.C.                                                             7,917               19,106               0.0%
    PV Crystalox Solar P.L.C.                                                       14,968                3,681               0.0%
    PZ Cussons P.L.C.                                                               42,888              254,382               0.0%
    QinetiQ Group P.L.C.                                                           208,379              675,377               0.0%
*   Quintain Estates & Development P.L.C.                                          142,020              186,596               0.0%
    Randgold Resources, Ltd.                                                         5,226              305,869               0.0%
    Rank Group P.L.C.                                                                8,385               22,161               0.0%
*   Raven Russia, Ltd.                                                              29,564               29,291               0.0%
    Reckitt Benckiser Group P.L.C.                                                  15,321            1,290,388               0.1%
    Redrow P.L.C.                                                                   69,547              321,970               0.0%
    Reed Elsevier P.L.C.                                                            19,573              322,118               0.0%
    Reed Elsevier P.L.C. Sponsored ADR                                               6,110              401,671               0.0%
    Regus P.L.C.                                                                   197,307              625,077               0.0%
    Renishaw P.L.C.                                                                  9,502              270,309               0.0%
*   Renold P.L.C.                                                                    4,231                3,843               0.0%
    Rentokil Initial P.L.C.                                                        312,068              615,440               0.0%
    Restaurant Group P.L.C. (The)                                                   41,158              445,925               0.0%
    Rexam P.L.C.                                                                   225,845            1,721,361               0.1%
    Ricardo P.L.C.                                                                  11,315              119,531               0.0%
    Rightmove P.L.C.                                                                20,854              705,356               0.0%
    Rio Tinto P.L.C.                                                                18,769              893,056               0.1%
#   Rio Tinto P.L.C. Sponsored ADR                                                  89,653            4,300,654               0.2%
    RM P.L.C.                                                                       10,751               24,954               0.0%
    Robert Walters P.L.C.                                                           18,804               87,040               0.0%
    Rolls-Royce Holdings P.L.C.                                                    127,711            1,729,778               0.1%
    Rotork P.L.C.                                                                   12,915              529,404               0.0%
*   Royal Bank of Scotland Group P.L.C.                                            102,482              637,188               0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR                               19,222              238,929               0.0%
    Royal Dutch Shell P.L.C. ADR(780259206)                                         33,414            2,398,791               0.1%
    Royal Dutch Shell P.L.C. ADR(780259107)                                        167,001           12,469,965               0.6%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Royal Dutch Shell P.L.C. Class A                                                 6,989    $         249,659               0.0%
    Royal Dutch Shell P.L.C. Class B                                                57,907            2,139,399               0.1%
    RPC Group P.L.C.                                                                47,871              418,115               0.0%
    RPS Group P.L.C.                                                                56,373              211,653               0.0%
*   RSA Insurance Group P.L.C.                                                     254,379            1,968,297               0.1%
    SABMiller P.L.C.                                                                24,523            1,387,093               0.1%
    Sage Group P.L.C. (The)                                                        217,428            1,316,625               0.1%
*   Salamander Energy P.L.C.                                                        51,404               87,241               0.0%
    Savills P.L.C.                                                                  38,584              397,296               0.0%
    Schroders P.L.C.(0239581)                                                        8,691              268,093               0.0%
    Schroders P.L.C.(0240549)                                                       10,666              412,480               0.0%
*   SDL P.L.C.                                                                      13,719               86,451               0.0%
    Senior P.L.C.                                                                  130,094              558,453               0.0%
    Sepura P.L.C.                                                                    3,814                8,355               0.0%
    Serco Group P.L.C.                                                              42,024              200,538               0.0%
*   Severfield P.L.C.                                                               55,690               53,606               0.0%
    Severn Trent P.L.C.                                                             27,786              888,138               0.1%
    Shanks Group P.L.C.                                                            157,113              244,710               0.0%
    Shire P.L.C.                                                                    16,942            1,136,756               0.1%
    Shire P.L.C. ADR                                                                 3,900              779,220               0.1%
    SIG P.L.C.                                                                     150,301              352,390               0.0%
    Smith & Nephew P.L.C.                                                           22,900              388,735               0.0%
    Smith & Nephew P.L.C. Sponsored ADR                                             18,108              616,560               0.0%
    Smiths Group P.L.C.                                                             66,353            1,239,256               0.1%
    Soco International P.L.C.                                                       61,026              321,405               0.0%
    Spectris P.L.C.                                                                 39,306            1,135,309               0.1%
    Speedy Hire P.L.C.                                                             108,594              108,123               0.0%
    Spirax-Sarco Engineering P.L.C.                                                 14,221              649,823               0.0%
    Spirent Communications P.L.C.                                                   63,612               76,068               0.0%
    Spirit Pub Co. P.L.C.                                                          223,416              381,210               0.0%
*   Sports Direct International P.L.C.                                              38,350              396,096               0.0%
    SSE P.L.C.                                                                      85,283            2,185,887               0.1%
    St Ives P.L.C.                                                                  14,743               45,471               0.0%
    St James's Place P.L.C.                                                        125,210            1,497,173               0.1%
    ST Modwen Properties P.L.C.                                                     48,926              283,591               0.0%
    Stagecoach Group P.L.C.                                                         91,023              564,196               0.0%
    Standard Chartered P.L.C.                                                      161,589            2,432,344               0.1%
    Standard Life P.L.C.                                                           361,783            2,284,507               0.1%
    Sthree P.L.C.                                                                   10,289               50,985               0.0%
*   SuperGroup P.L.C.                                                                6,063               80,630               0.0%
    Synergy Health P.L.C.                                                           16,889              505,169               0.0%
    Synthomer P.L.C.                                                                52,307              170,089               0.0%
    TalkTalk Telecom Group P.L.C.                                                  111,667              537,449               0.0%
    Tate & Lyle P.L.C.                                                              82,475              798,201               0.1%
    Taylor Wimpey P.L.C.                                                           741,551            1,408,621               0.1%
    Ted Baker P.L.C.                                                                 2,017               62,982               0.0%
    Telecity Group P.L.C.                                                           30,960              382,322               0.0%
    Telecom Plus P.L.C.                                                              9,064              204,839               0.0%
    Tesco P.L.C.                                                                   713,147            1,979,687               0.1%
*   Thomas Cook Group P.L.C.                                                       503,623            1,003,402               0.1%
*   Thorntons P.L.C.                                                                 5,196                9,103               0.0%
    Topps Tiles P.L.C.                                                              17,420               28,312               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Travis Perkins P.L.C.                                                           58,024    $       1,537,419               0.1%
    Trifast P.L.C.                                                                   8,295               13,157               0.0%
*   Trinity Mirror P.L.C.                                                           92,378              242,393               0.0%
    TT electronics P.L.C.                                                           46,202              123,883               0.0%
    TUI Travel P.L.C.                                                              105,022              671,103               0.0%
    Tullett Prebon P.L.C.                                                           58,399              265,584               0.0%
    Tullow Oil P.L.C.                                                               57,288              447,075               0.0%
    UBM P.L.C.                                                                      52,347              477,160               0.0%
    UDG Healthcare P.L.C.                                                           68,807              362,285               0.0%
    Ultra Electronics Holdings P.L.C.                                               17,836              498,789               0.0%
    Unilever P.L.C.                                                                  9,090              365,650               0.0%
    Unilever P.L.C. Sponsored ADR                                                   15,908              639,979               0.0%
    Unite Group P.L.C. (The)                                                        48,027              328,375               0.0%
    United Utilities Group P.L.C.                                                   74,985            1,027,914               0.1%
    United Utilities Group P.L.C. ADR                                                  154                4,221               0.0%
    UTV Media P.L.C.                                                                16,663               55,350               0.0%
*   Vectura Group P.L.C.                                                            57,716              109,216               0.0%
    Vedanta Resources P.L.C.                                                        30,773              406,085               0.0%
    Vesuvius P.L.C.                                                                 67,651              461,880               0.0%
    Victrex P.L.C.                                                                  26,350              715,768               0.0%
    Vitec Group P.L.C. (The)                                                         9,130               88,855               0.0%
    Vodafone Group P.L.C.                                                            1,739                5,784               0.0%
    Vodafone Group P.L.C. Sponsored ADR                                            137,812            4,578,130               0.2%
    Volex P.L.C.                                                                     1,437                1,744               0.0%
    Weir Group P.L.C. (The)                                                         35,036            1,280,525               0.1%
    WH Smith P.L.C.                                                                 25,517              460,704               0.0%
    Whitbread P.L.C.                                                                31,532            2,204,118               0.1%
    William Hill P.L.C.                                                            173,966            1,004,643               0.1%
    Wilmington Group P.L.C.                                                          2,776                9,704               0.0%
*   Wincanton P.L.C.                                                                14,780               35,053               0.0%
    WM Morrison Supermarkets P.L.C.                                                391,883              973,003               0.1%
    Wolseley P.L.C.                                                                 47,032            2,501,160               0.1%
    Wolseley P.L.C. ADR                                                                925                4,977               0.0%
    WPP P.L.C.                                                                       5,574              108,875               0.0%
    WPP P.L.C. Sponsored ADR                                                        17,868            1,743,738               0.1%
    WS Atkins P.L.C.                                                                20,790              451,997               0.0%
    Xaar P.L.C.                                                                      4,665               20,799               0.0%
    Xchanging P.L.C.                                                                53,555              162,380               0.0%
                                                                                              -----------------    --------------
TOTAL UNITED KINGDOM                                                                                276,933,374              13.9%
                                                                                              -----------------    --------------
UNITED STATES -- (0.0%)
*   Chaparral Gold Corp.                                                             4,500                2,396               0.0%
*   Endo International P.L.C.                                                        1,605              107,247               0.0%
*   Kofax, Ltd.                                                                      2,719               16,978               0.0%
*   McEwen Mining - Minera Andes Acquisition Corp.                                   7,500                9,383               0.0%
                                                                                              -----------------    --------------
TOTAL UNITED STATES                                                                                     136,004               0.0%
                                                                                              -----------------    --------------
TOTAL COMMON STOCKS                                                                               1,969,475,802              98.7%
                                                                                              -----------------    --------------
PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.6%)
    AES Tiete SA                                                                    25,600              193,542               0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
BRAZIL -- (Continued)
    Alpargatas SA                                                                   20,507    $          71,863               0.0%
    Banco ABC Brasil SA                                                             19,443              107,912               0.0%
    Banco Bradesco SA                                                               26,366              397,150               0.0%
    Banco Bradesco SA ADR                                                          138,651            2,076,996               0.1%
    Banco Daycoval SA                                                                3,700               13,461               0.0%
    Banco do Estado do Rio Grande do Sul SA Class B                                 47,894              286,120               0.0%
*   Banco Industrial e Comercial SA                                                 13,600               34,376               0.0%
*   Banco Pan SA                                                                    66,997               77,882               0.0%
    Braskem SA Class A                                                              14,800              108,294               0.0%
    Centrais Eletricas Brasileiras SA Class B                                       49,900              188,770               0.0%
    Centrais Eletricas de Santa Catarina SA                                          2,600               14,947               0.0%
    Cia Brasileira de Distribuicao                                                   2,800              117,224               0.0%
    Cia de Gas de Sao Paulo COMGAS Class A                                           5,100              100,611               0.0%
    Cia de Saneamento do Parana                                                        200                  475               0.0%
    Cia de Transmissao de Energia Eletrica Paulista                                  9,749              151,254               0.0%
    Cia Energetica de Minas Gerais                                                  78,253              449,261               0.0%
    Cia Energetica de Sao Paulo Class B                                             19,600              193,262               0.0%
    Cia Energetica do Ceara Class A                                                  2,332               32,462               0.0%
    Cia Ferro Ligas da Bahia - Ferbasa                                              11,500               38,655               0.0%
    Cia Paranaense de Energia                                                        8,905              124,412               0.0%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA                          21,846               61,026               0.0%
    Eucatex SA Industria e Comercio                                                  4,600                8,087               0.0%
    Gerdau SA                                                                        8,687               38,909               0.0%
*   Gol Linhas Aereas Inteligentes SA                                               18,600               95,984               0.0%
    Itau Unibanco Holding SA                                                       178,260            2,645,335               0.2%
    Itau Unibanco Holding SA ADR                                                    18,054              266,473               0.0%
    Lojas Americanas SA                                                             72,960              430,729               0.0%
    Marcopolo SA                                                                    90,600              155,064               0.0%
    Oi SA                                                                           19,524               10,262               0.0%
    Parana Banco SA                                                                 12,000               52,560               0.0%
    Petroleo Brasileiro SA                                                          81,035              498,434               0.1%
    Petroleo Brasileiro SA Sponsored ADR                                           107,510            1,314,847               0.1%
    Randon Participacoes SA                                                         52,300              131,662               0.0%
    Saraiva SA Livreiros Editores                                                    6,900               38,607               0.0%
    Suzano Papel e Celulose SA Class A                                              85,325              360,549               0.0%
    Telefonica Brasil SA                                                             2,600               53,144               0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A                                 108,705              249,951               0.0%
    Vale SA                                                                         22,600              196,650               0.0%
    Vale SA Sponsored ADR                                                          104,605              916,340               0.1%
                                                                                              -----------------    --------------
TOTAL BRAZIL                                                                                         12,303,542               0.6%
                                                                                              -----------------    --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                                                 17,884               56,225               0.0%
                                                                                              -----------------    --------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                                             56,456              105,915               0.0%
    Banco Davivienda SA                                                              8,438              125,903               0.0%
    Grupo Aval Acciones y Valores                                                   34,933               23,685               0.0%
    Grupo de Inversiones Suramericana SA                                             5,468              110,237               0.0%
                                                                                              -----------------    --------------
TOTAL COLOMBIA                                                                                          365,740               0.0%
                                                                                              -----------------    --------------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
GERMANY -- (0.1%)
    Porsche Automobil Holding SE                                                     8,903    $         731,046               0.1%
                                                                                              -----------------    --------------
MALAYSIA -- (0.0%)
    Amcorp Properties Bhd, 4.000%                                                   13,600                1,799               0.0%
                                                                                              -----------------    --------------
UNITED KINGDOM -- (0.0%)
    Rolls-Royce Holdings P.L.C.                                                 11,493,990               18,387               0.0%
                                                                                              -----------------    --------------
TOTAL PREFERRED STOCKS                                                                               13,476,739               0.7%
                                                                                              -----------------    --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*   Intercell AG Rights                                                              4,255                   --               0.0%
                                                                                              -----------------    --------------
BRAZIL -- (0.0%)
*   Banco Pan SA Rights 11/19/14                                                     3,596                   29               0.0%
                                                                                              -----------------    --------------
CHINA -- (0.0%)
*   Golden Meditech Holdings, Ltd. Warrants 07/30/15                                60,394                1,168               0.0%
                                                                                              -----------------    --------------
FRANCE -- (0.0%)
*   Bigben Interactive Rights 01/31/2016                                             1,060                   36               0.0%
*   Groupe Fnac Rights 05/16/15                                                          4                   19               0.0%
*   Peugeot SA Warrants 04/29/17                                                    49,592               75,197               0.0%
                                                                                              -----------------    --------------
TOTAL FRANCE                                                                                             75,252               0.0%
                                                                                              -----------------    --------------
GERMANY -- (0.0%)
*   Rhoen Klinikum AG Rights 11/14/14                                               24,720               20,817               0.0%
                                                                                              -----------------    --------------
HONG KONG -- (0.0%)
#*  Agile Property Holdings, Ltd. Rights 11/11/14                                   58,749                3,939               0.0%
*   Cheuk Nang Holdings, Ltd. Warrants 11/10/15                                        404                  107               0.0%
*   China Taiping Insurance Holdings Co., Ltd. Rights 11/18/14                      29,106               17,827               0.0%
*   HKC Holdings, Ltd. Warrants 10/15/15                                            78,695                  396               0.0%
*   Tonly Electronics Holdings, Ltd. Rights                                         10,400                2,065               0.0%
                                                                                              -----------------    --------------
TOTAL HONG KONG                                                                                          24,334               0.0%
                                                                                              -----------------    --------------
INDONESIA -- (0.0%)
*   Pabrik Kertas Tjiwi Kimia Tbk PT Warrants 07/11/17                              52,166                  833               0.0%
                                                                                              -----------------    --------------
ITALY -- (0.0%)
*   Trevi Finanziaria Industriale SpA Rights 11/06/14                               17,871               19,932               0.0%
                                                                                              -----------------    --------------
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants 12/31/15                            17,133                   --               0.0%
                                                                                              -----------------    --------------
PORTUGAL -- (0.0%)
*   Mota-Engil SGPS SA Rights 12/31/49                                              17,204                   --               0.0%
                                                                                              -----------------    --------------
SPAIN -- (0.0%)
*   Banco Santander SA Rights 11/03/14                                             446,607               85,069               0.0%
*   Vidrala SA Rights 11/13/14                                                       4,036                7,880               0.0%
                                                                                              -----------------    --------------
TOTAL SPAIN                                                                                              92,949               0.0%
                                                                                              -----------------    --------------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
TAIWAN -- (0.0%)
*   Neo Solar Power Corp. Rights 11/24/14                                           10,030    $              --               0.0%
*   Tong-Tai Machine & Tool Co., Ltd. Rights 12/17/14                                3,363                   50               0.0%
                                                                                              -----------------    --------------
TOTAL TAIWAN                                                                                                 50               0.0%
                                                                                              -----------------    --------------
THAILAND -- (0.0%)
*   Loxley PCL Warrants 09/30/17                                                     3,319                  253               0.0%
*   Minor International PCL Warrants 12/31/15                                        9,148                   --               0.0%
*   Unique Engineering & Construction PCL Rights 11/14/14                            4,645                  214               0.0%
                                                                                              -----------------    --------------
TOTAL THAILAND                                                                                              467               0.0%
                                                                                              -----------------    --------------
UNITED KINGDOM -- (0.0%)
*   Consort Medical P.L.C. Rights                                                    3,928               45,713               0.0%
*   McBride P.L.C. Rights                                                        1,396,494                2,234               0.0%
                                                                                              -----------------    --------------
TOTAL UNITED KINGDOM                                                                                     47,947               0.0%
                                                                                              -----------------    --------------
TOTAL RIGHTS/WARRANTS                                                                                   283,778               0.0%
                                                                                              -----------------    --------------

                                                                                                   VALUE+
                                                                                              -----------------
SECURITIES LENDING COLLATERAL -- (2.1%)
(S)@ DFA Short Term Investment Fund                                              3,630,495           42,004,824                2.1%
                                                                                              -----------------    ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,708,921,106)                                           $   2,025,241,143              101.5%
                                                                                              =================    ===============

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                      -----------------------------------------------------------------------------
                                                           LEVEL 1            LEVEL 2             LEVEL 3              TOTAL
                                                      -----------------  ------------------  -----------------  -------------------
Common Stocks
    Australia                                         $       3,752,046  $      100,857,951                 --  $       104,609,997
    Austria                                                          --           7,133,866                 --            7,133,866
    Belgium                                                   2,290,471          17,442,247                 --           19,732,718
    Brazil                                                    8,943,244          22,740,651                 --           31,683,895
    Canada                                                  141,402,697               6,114                 --          141,408,811
    Chile                                                     1,662,859           4,013,087                 --            5,675,946
    China                                                    10,234,086          84,769,665                 --           95,003,751
    Colombia                                                  1,968,719                  --                 --            1,968,719
    Czech Republic                                                   --             813,052                 --              813,052
    Denmark                                                     940,648          21,010,401                 --           21,951,049
    Egypt                                                            --              99,779                 --               99,779
    Finland                                                      50,183          24,330,330                 --           24,380,513
    France                                                    9,589,480         103,280,079                 --          112,869,559
    Germany                                                   6,221,513          93,578,711                 --           99,800,224
    Greece                                                           --           2,382,506                 --            2,382,506
    Hong Kong                                                   232,984          43,011,657                 --           43,244,641
    Hungary                                                      28,369             591,440                 --              619,809
    India                                                     2,536,948          37,462,161                 --           39,999,109
    Indonesia                                                   286,225          12,204,363                 --           12,490,588
    Ireland                                                   1,248,594           5,716,082                 --            6,964,676
    Israel                                                    4,202,617           6,653,493                 --           10,856,110
    Italy                                                     2,479,458          35,014,422                 --           37,493,880
    Japan                                                    15,910,776         297,414,342                 --          313,325,118
    Malaysia                                                         --          19,566,123                 --           19,566,123
    Mexico                                                   24,252,911                 826                 --           24,253,737
    Netherlands                                              10,134,359          29,189,765                 --           39,324,124
    New Zealand                                                  17,944           5,279,532                 --            5,297,476
    Norway                                                    1,506,869          13,372,596                 --           14,879,465
    Peru                                                        584,385                  --                 --              584,385
    Philippines                                                  70,130           6,938,616                 --            7,008,746
    Poland                                                           --           8,105,082                 --            8,105,082
    Portugal                                                         --           4,560,851                 --            4,560,851
    Russia                                                      108,421           7,561,177                 --            7,669,598
    Singapore                                                        --          21,134,474                 --           21,134,474
    South Africa                                              3,984,184          32,991,670                 --           36,975,854
    South Korea                                               5,080,562          70,889,063                 --           75,969,625
    Spain                                                     5,081,226          35,954,615                 --           41,035,841
    Sweden                                                    1,085,332          46,403,120                 --           47,488,452
    Switzerland                                              17,754,627          86,544,442                 --          104,299,069
    Taiwan                                                    3,032,570          72,590,961                 --           75,623,531
    Thailand                                                 14,780,771                  --                 --           14,780,771
    Turkey                                                      176,325           9,164,579                 --            9,340,904
    United Kingdom                                           66,475,382         210,457,992                 --          276,933,374
    United States                                               119,026              16,978                 --              136,004
Preferred Stocks
    Brazil                                                    4,574,656           7,728,886                 --           12,303,542
    Chile                                                            --              56,225                 --               56,225
    Colombia                                                    365,740                  --                 --              365,740
    Germany                                                          --             731,046                 --              731,046
    Malaysia                                                         --               1,799                 --                1,799
    United Kingdom                                                   --              18,387                 --               18,387
Rights/Warrants
    Austria                                                          --                  --                 --                   --
    Brazil                                                           --                  29                 --                   29
    China                                                            --               1,168                 --                1,168
    France                                                           --              75,252                 --               75,252

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

    Germany                                                          --              20,817                 --               20,817
    Hong Kong                                                        --              24,334                 --               24,334
    Indonesia                                                        --                 833                 --                  833
    Italy                                                            --              19,932                 --               19,932
    Malaysia                                                         --                  --                 --                   --
    Portugal                                                         --                  --                 --                   --
    Spain                                                            --              92,949                 --               92,949
    Taiwan                                                           --                  50                 --                   50
    Thailand                                                         --                 467                 --                  467
    United Kingdom                                               45,713               2,234                 --               47,947
Securities Lending Collateral                                        --          42,004,824                 --           42,004,824
                                                      -----------------  ------------------  -----------------  -------------------
TOTAL                                                 $     373,213,050  $    1,652,028,093                 --  $     2,025,241,143
                                                      =================  ==================  =================  ===================

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
COMMON STOCKS -- (96.4%)
Consumer Discretionary -- (17.3%)
*   1-800-Flowers.com, Inc. Class A                                      44,330 $    355,970       0.0%
    Aaron's, Inc.                                                         4,830      119,591       0.0%
#   AH Belo Corp. Class A                                                14,556      167,540       0.0%
    Arctic Cat, Inc.                                                      3,436      115,656       0.0%
#*  Ascent Capital Group, Inc. Class A                                    8,564      550,665       0.0%
#   Autoliv, Inc.                                                         9,404      862,723       0.0%
*   Ballantyne Strong, Inc.                                               9,030       40,545       0.0%
*   Barnes & Noble, Inc.                                                 12,200      266,204       0.0%
    Bassett Furniture Industries, Inc.                                    2,900       50,402       0.0%
    Beasley Broadcasting Group, Inc. Class A                              9,471       44,514       0.0%
#*  Beazer Homes USA, Inc.                                                4,326       77,565       0.0%
*   Belmond, Ltd. Class A                                                75,198      861,769       0.0%
    Best Buy Co., Inc.                                                  197,800    6,752,892       0.1%
    Big 5 Sporting Goods Corp.                                            8,501      104,647       0.0%
*   Biglari Holdings, Inc.                                                2,343      818,082       0.0%
*   BJ's Restaurants, Inc.                                               25,971    1,143,243       0.0%
#   Bob Evans Farms, Inc.                                                52,387    2,559,105       0.1%
#   Bon-Ton Stores, Inc. (The)                                            2,986       26,307       0.0%
#*  Books-A-Million, Inc.                                                14,887       21,586       0.0%
    Brown Shoe Co., Inc.                                                 74,697    1,986,193       0.1%
#*  Build-A-Bear Workshop, Inc.                                          25,874      438,564       0.0%
#*  Cabela's, Inc.                                                       53,051    2,547,509       0.1%
#*  Cache, Inc.                                                          26,610       15,035       0.0%
    Callaway Golf Co.                                                    38,543      302,177       0.0%
*   Cambium Learning Group, Inc.                                         37,733       57,731       0.0%
*   Canterbury Park Holding Corp.                                         2,755       26,310       0.0%
    Carnival Corp.                                                      489,649   19,659,407       0.4%
#   Carriage Services, Inc.                                              20,916      417,483       0.0%
*   Cavco Industries, Inc.                                                7,600      553,812       0.0%
    CBS Corp. Class A                                                    28,263    1,534,398       0.0%
    CBS Corp. Class B                                                   201,625   10,932,107       0.2%
*   Christopher & Banks Corp.                                            56,231      367,188       0.0%
    Churchill Downs, Inc.                                                 7,682      783,410       0.0%
*   Citi Trends, Inc.                                                     3,415       77,350       0.0%
#   Columbia Sportswear Co.                                               8,634      332,754       0.0%
    Comcast Corp. Class A                                             3,446,875  190,784,531       3.7%
    Comcast Corp. Special Class A                                     1,088,341   60,011,123       1.2%
#*  Conn's, Inc.                                                         25,450      791,750       0.0%
    Core-Mark Holding Co., Inc.                                          48,118    2,792,288       0.1%
#   CSS Industries, Inc.                                                 13,050      372,708       0.0%
    CST Brands, Inc.                                                     50,181    1,919,423       0.0%
    Culp, Inc.                                                           10,036      190,383       0.0%
#*  Delta Apparel, Inc.                                                   7,532       79,086       0.0%
    Destination Maternity Corp.                                             200        2,996       0.0%
#*  Destination XL Group, Inc.                                           15,601       81,749       0.0%
    DeVry Education Group, Inc.                                           8,757      423,926       0.0%
#   Dillard's, Inc. Class A                                             120,300   12,722,928       0.3%
*   Discovery Communications, Inc.                                        3,762      131,632       0.0%
*   Discovery Communications, Inc. Class B                                3,762      141,978       0.0%
#*  Dixie Group, Inc. (The)                                              11,800       92,984       0.0%
#*  Dorman Products, Inc.                                                20,712      960,208       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Dover Motorsports, Inc.                                            15,098 $    36,009       0.0%
    DR Horton, Inc.                                                   208,125   4,743,169       0.1%
#*  DreamWorks Animation SKG, Inc. Class A                             46,429   1,034,438       0.0%
#*  Education Management Corp.                                         13,202       7,857       0.0%
    Educational Development Corp.                                       1,679       7,337       0.0%
*   Eldorado Resorts, Inc.                                             18,512      76,269       0.0%
#   Escalade, Inc.                                                        277       3,169       0.0%
#*  EW Scripps Co. (The) Class A                                       41,061     788,371       0.0%
*   Federal-Mogul Holdings Corp.                                       38,585     602,312       0.0%
*   Flanigan's Enterprises, Inc.                                          865      17,300       0.0%
    Flexsteel Industries, Inc.                                          2,068      70,953       0.0%
#   Foot Locker, Inc.                                                  15,700     879,357       0.0%
    Ford Motor Co.                                                    169,046   2,381,858       0.1%
#   Fred's, Inc. Class A                                               47,275     742,218       0.0%
    Frisch's Restaurants, Inc.                                            600      15,408       0.0%
#*  FTD Cos., Inc.                                                     24,893     875,736       0.0%
#*  Fuel Systems Solutions, Inc.                                        3,398      31,364       0.0%
#*  G-III Apparel Group, Ltd.                                          11,394     904,114       0.0%
*   Gaiam, Inc. Class A                                                 4,388      33,217       0.0%
#   GameStop Corp. Class A                                            104,752   4,479,196       0.1%
#*  Gaming Partners International Corp.                                   500       4,195       0.0%
    Gannett Co., Inc.                                                 119,639   3,768,628       0.1%
    General Motors Co.                                                751,200  23,587,680       0.5%
#*  Genesco, Inc.                                                       7,056     541,125       0.0%
    Graham Holdings Co. Class B                                         5,780   4,529,208       0.1%
#*  Gray Television, Inc.                                              46,874     433,116       0.0%
#   Group 1 Automotive, Inc.                                           57,936   4,949,472       0.1%
    Harte-Hanks, Inc.                                                  12,432      80,932       0.0%
    Haverty Furniture Cos., Inc.                                       33,479     736,873       0.0%
*   Helen of Troy, Ltd.                                                64,389   3,982,460       0.1%
#*  hhgregg, Inc.                                                      36,388     188,490       0.0%
    Hooker Furniture Corp.                                             14,814     226,506       0.0%
*   Hyatt Hotels Corp. Class A                                         14,601     864,671       0.0%
#*  Iconix Brand Group, Inc.                                           95,618   3,825,676       0.1%
#   International Speedway Corp. Class A                               24,844     778,363       0.0%
*   Isle of Capri Casinos, Inc.                                        15,434     114,675       0.0%
#*  JAKKS Pacific, Inc.                                                13,103      83,597       0.0%
*   Jarden Corp.                                                      162,075  10,549,462       0.2%
#*  JC Penney Co., Inc.                                                85,215     648,486       0.0%
    Johnson Outdoors, Inc. Class A                                     15,588     468,419       0.0%
*   Journal Communications, Inc. Class A                               77,674     761,982       0.0%
#   KB Home                                                            30,800     484,792       0.0%
    Kohl's Corp.                                                       14,353     778,220       0.0%
    La-Z-Boy, Inc.                                                     56,332   1,287,750       0.0%
#*  Lakeland Industries, Inc.                                          11,757     165,774       0.0%
#*  Lands' End, Inc.                                                   21,056     999,528       0.0%
#*  Lee Enterprises, Inc.                                              38,128     142,217       0.0%
#   Lennar Corp. Class A                                              224,100   9,654,228       0.2%
    Lennar Corp. Class B                                                7,868     276,245       0.0%
*   Liberty Interactive Corp. Class A                                 882,463  23,067,583       0.5%
#*  Liberty Interactive Corp. Class B                                  35,706     945,673       0.0%
*   Liberty Media Corp.                                               208,010   9,969,919       0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Liberty Media Corp. Class A                                        96,383 $ 4,628,312       0.1%
*   Liberty Media Corp. Class B                                         7,622     356,938       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                         76,802   2,425,407       0.1%
*   Liberty TripAdvisor Holdings, Inc. Class B                          3,570     123,094       0.0%
*   Liberty Ventures Series A                                         202,261   7,099,361       0.2%
#*  Liberty Ventures Series B                                           8,645     299,852       0.0%
#*  Life Time Fitness, Inc.                                            13,317     742,689       0.0%
#   Lifetime Brands, Inc.                                              16,431     281,134       0.0%
    Lithia Motors, Inc. Class A                                        34,933   2,711,499       0.1%
*   Live Nation Entertainment, Inc.                                   145,347   3,779,022       0.1%
*   Loral Space & Communications, Inc.                                 26,050   1,992,825       0.1%
    Lowe's Cos., Inc.                                                 139,546   7,982,031       0.2%
*   Luby's, Inc.                                                       44,415     221,631       0.0%
*   M/I Homes, Inc.                                                    37,930     817,012       0.0%
*   Madison Square Garden Co. (The) Class A                            29,558   2,239,314       0.1%
    Marcus Corp. (The)                                                 18,899     323,740       0.0%
#*  MarineMax, Inc.                                                    29,164     559,074       0.0%
    Marriott Vacations Worldwide Corp.                                  2,531     175,753       0.0%
#*  Martha Stewart Living Omnimedia, Inc. Class A                         980       4,243       0.0%
*   McClatchy Co. (The) Class A                                        60,603     215,747       0.0%
#*  Media General, Inc. Class A                                        25,196     376,428       0.0%
#   Men's Wearhouse, Inc. (The)                                        52,860   2,486,006       0.1%
#   Meredith Corp.                                                     32,676   1,703,727       0.0%
*   Meritage Homes Corp.                                               28,156   1,035,859       0.0%
#*  MGM Resorts International                                         251,100   5,838,075       0.1%
*   Modine Manufacturing Co.                                           14,650     187,960       0.0%
*   Mohawk Industries, Inc.                                            98,740  14,025,030       0.3%
*   Monarch Casino & Resort, Inc.                                       1,103      17,946       0.0%
*   Motorcar Parts of America, Inc.                                    13,074     379,669       0.0%
    Movado Group, Inc.                                                 36,900   1,302,570       0.0%
*   Multimedia Games Holding Co., Inc.                                 23,224     810,518       0.0%
*   Murphy USA, Inc.                                                   47,356   2,713,499       0.1%
#   NACCO Industries, Inc. Class A                                      6,832     400,150       0.0%
*   New York & Co., Inc.                                                6,926      22,648       0.0%
*   News Corp. Class A                                                402,247   6,226,784       0.1%
#*  News Corp. Class B                                                 99,903   1,503,540       0.0%
#*  Office Depot, Inc.                                                181,609     947,999       0.0%
#*  Pacific Sunwear of California, Inc.                                12,650      19,228       0.0%
*   Penn National Gaming, Inc.                                         63,446     830,508       0.0%
    Penske Automotive Group, Inc.                                      43,845   1,983,548       0.1%
*   Pep Boys-Manny, Moe & Jack (The)                                   75,098     715,684       0.0%
#*  Perry Ellis International, Inc.                                    21,492     439,511       0.0%
#*  Pinnacle Entertainment, Inc.                                       71,930   1,843,566       0.0%
    PulteGroup, Inc.                                                  143,221   2,748,411       0.1%
    PVH Corp.                                                          31,964   3,655,083       0.1%
*   Radio One, Inc. Class D                                            13,955      34,748       0.0%
*   RCI Hospitality Holdings, Inc.                                     12,026     143,109       0.0%
*   Red Robin Gourmet Burgers, Inc.                                    31,175   1,713,690       0.0%
    Regis Corp.                                                        54,292     921,878       0.0%
#   Rent-A-Center, Inc.                                                76,435   2,367,192       0.1%
    Rocky Brands, Inc.                                                  8,729     114,699       0.0%
    Royal Caribbean Cruises, Ltd.                                     322,500  21,920,325       0.4%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*  Ruby Tuesday, Inc.                                                   70,361 $    540,372       0.0%
#   Saga Communications, Inc. Class A                                     8,693      348,589       0.0%
#   Salem Communications Corp. Class A                                   10,922       84,209       0.0%
#   Scholastic Corp.                                                     30,900    1,075,629       0.0%
#*  Scientific Games Corp. Class A                                       41,635      490,044       0.0%
#*  Sears Holdings Corp.                                                 25,182      879,355       0.0%
    Service Corp. International                                         274,069    5,993,889       0.1%
#*  Shiloh Industries, Inc.                                              24,793      422,473       0.0%
#   Shoe Carnival, Inc.                                                  33,450      615,480       0.0%
*   Skechers U.S.A., Inc. Class A                                        49,610    2,716,148       0.1%
#   Spartan Motors, Inc.                                                 16,820       95,706       0.0%
#   Speedway Motorsports, Inc.                                           52,187    1,021,300       0.0%
    Stage Stores, Inc.                                                   53,575      903,810       0.0%
    Standard Motor Products, Inc.                                        37,342    1,475,756       0.0%
#   Staples, Inc.                                                       497,525    6,308,617       0.1%
#*  Starz                                                                84,255    2,603,480       0.1%
*   Starz Class B                                                         7,622      235,177       0.0%
    Stein Mart, Inc.                                                     22,915      306,603       0.0%
*   Steiner Leisure, Ltd.                                                 2,225       93,851       0.0%
#*  Stoneridge, Inc.                                                     19,361      251,499       0.0%
    Strattec Security Corp.                                               5,224      541,833       0.0%
#   Superior Industries International, Inc.                              37,089      723,606       0.0%
#   Superior Uniform Group, Inc.                                          8,978      215,472       0.0%
    Sypris Solutions, Inc.                                                8,460       28,849       0.0%
#*  Systemax, Inc.                                                       11,750      179,775       0.0%
    Tandy Leather Factory, Inc.                                             500        4,620       0.0%
    Target Corp.                                                          4,925      304,464       0.0%
    Time Warner Cable, Inc.                                             693,942  102,155,202       2.0%
    Time Warner, Inc.                                                 1,534,860  121,975,324       2.4%
#*  Time, Inc.                                                          191,857    4,334,050       0.1%
*   Toll Brothers, Inc.                                                 203,299    6,495,403       0.1%
    Trans World Entertainment Corp.                                       5,781       19,077       0.0%
#*  Tuesday Morning Corp.                                                60,500    1,233,595       0.0%
    Twenty-First Century Fox, Inc. Class A                            1,287,383   44,388,966       0.9%
    Twenty-First Century Fox, Inc. Class B                              550,972   18,275,741       0.4%
#*  Unifi, Inc.                                                          43,422    1,214,513       0.0%
*   Universal Electronics, Inc.                                           3,206      182,389       0.0%
    Vail Resorts, Inc.                                                   11,600    1,001,776       0.0%
#*  Valuevision Media, Inc. Class A                                       3,998       22,629       0.0%
#*  VOXX International Corp.                                             24,496      208,951       0.0%
    Walt Disney Co. (The)                                                26,220    2,395,984       0.1%
#   Wendy's Co. (The)                                                   242,704    1,946,486       0.0%
*   West Marine, Inc.                                                    26,468      260,445       0.0%
    Whirlpool Corp.                                                      30,049    5,169,930       0.1%
    Wyndham Worldwide Corp.                                             144,114   11,193,334       0.2%
                                                                                ------------      ----
Total Consumer Discretionary                                                     920,438,391      17.9%
                                                                                ------------      ----
Consumer Staples -- (7.0%)
#   Alico, Inc.                                                             960       35,424       0.0%
*   Alliance One International, Inc.                                     35,084       71,221       0.0%
    Andersons, Inc. (The)                                                23,660    1,507,852       0.0%
    Archer-Daniels-Midland Co.                                          813,476   38,233,372       0.8%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Boulder Brands, Inc.                                                 76,099 $    675,759       0.0%
    Bunge, Ltd.                                                         121,368   10,759,273       0.2%
*   CCA Industries, Inc.                                                  8,323       28,298       0.0%
*   Central Garden and Pet Co.                                           25,184      200,968       0.0%
#*  Central Garden and Pet Co. Class A                                   54,453      467,751       0.0%
*   Chiquita Brands International, Inc.                                  69,284      999,768       0.0%
*   Constellation Brands, Inc. Class A                                  249,042   22,797,305       0.5%
*   Constellation Brands, Inc. Class B                                   12,715    1,161,388       0.0%
#*  Craft Brew Alliance, Inc.                                             9,754      135,386       0.0%
    CVS Health Corp.                                                  1,510,745  129,637,028       2.5%
#*  Farmer Bros. Co.                                                      6,695      195,226       0.0%
#   Fresh Del Monte Produce, Inc.                                        39,437    1,266,322       0.0%
#*  Hain Celestial Group, Inc. (The)                                     43,646    4,724,680       0.1%
    Ingles Markets, Inc. Class A                                         11,437      307,655       0.0%
#   Ingredion, Inc.                                                      62,117    4,798,538       0.1%
    JM Smucker Co. (The)                                                108,204   11,253,216       0.2%
    John B. Sanfilippo & Son, Inc.                                       10,428      387,400       0.0%
    Kraft Foods Group, Inc.                                             209,706   11,816,933       0.3%
*   Mannatech, Inc.                                                         717       10,447       0.0%
    MGP Ingredients, Inc.                                                 4,788       59,132       0.0%
    Molson Coors Brewing Co. Class A                                      1,908      150,141       0.0%
    Molson Coors Brewing Co. Class B                                    186,550   13,875,589       0.3%
    Mondelez International, Inc. Class A                              2,081,099   73,379,551       1.4%
*   Nutraceutical International Corp.                                    14,615      328,545       0.0%
#   Oil-Dri Corp. of America                                              5,047      152,318       0.0%
*   Omega Protein Corp.                                                  25,852      373,561       0.0%
*   Pantry, Inc. (The)                                                   22,475      579,181       0.0%
#*  Post Holdings, Inc.                                                  50,201    1,882,538       0.1%
    Safeway, Inc.                                                       157,807    5,501,152       0.1%
#   Sanderson Farms, Inc.                                                16,100    1,352,078       0.0%
*   Seaboard Corp.                                                        1,812    5,568,040       0.1%
#*  Seneca Foods Corp. Class A                                            6,301      169,371       0.0%
*   Seneca Foods Corp. Class B                                              300        9,068       0.0%
#   Snyder's-Lance, Inc.                                                 28,337      844,159       0.0%
    SpartanNash Co.                                                      34,281      768,237       0.0%
    Spectrum Brands Holdings, Inc.                                       46,130    4,178,917       0.1%
#*  TreeHouse Foods, Inc.                                                24,190    2,060,262       0.1%
    Tyson Foods, Inc. Class A                                           405,030   16,342,961       0.3%
#   Universal Corp.                                                      22,290      991,905       0.0%
#   Weis Markets, Inc.                                                   11,602      517,913       0.0%
                                                                                ------------       ---
Total Consumer Staples                                                           370,555,829       7.2%
                                                                                ------------       ---
Energy -- (15.5%)
    Adams Resources & Energy, Inc.                                        6,004      252,468       0.0%
    Alon USA Energy, Inc.                                                33,484      537,083       0.0%
    Anadarko Petroleum Corp.                                            845,068   77,560,341       1.5%
    Apache Corp.                                                        289,715   22,365,998       0.4%
#*  Approach Resources, Inc.                                              6,883       68,142       0.0%
*   Atwood Oceanics, Inc.                                                 4,600      186,990       0.0%
    Baker Hughes, Inc.                                                  127,976    6,777,609       0.1%
*   Barnwell Industries, Inc.                                             8,038       20,577       0.0%
    Bolt Technology Corp.                                                 9,574      209,958       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Energy -- (Continued)
    Bristow Group, Inc.                                                  43,589 $  3,221,227       0.1%
#*  C&J Energy Services, Inc.                                            37,416      722,503       0.0%
#   Cabot Oil & Gas Corp.                                                   568       17,665       0.0%
*   Callon Petroleum Co.                                                 13,214       86,684       0.0%
    Chesapeake Energy Corp.                                             624,655   13,854,848       0.3%
    Chevron Corp.                                                     1,026,536  123,132,993       2.4%
*   Cloud Peak Energy, Inc.                                              33,115      396,387       0.0%
#   Comstock Resources, Inc.                                             32,421      383,865       0.0%
    ConocoPhillips                                                    1,766,829  127,476,712       2.5%
*   Contango Oil & Gas Co.                                                1,064       38,910       0.0%
#   Dawson Geophysical Co.                                               17,055      289,764       0.0%
    Delek US Holdings, Inc.                                              52,256    1,770,956       0.0%
#   Denbury Resources, Inc.                                             289,460    3,589,304       0.1%
    Devon Energy Corp.                                                   81,126    4,867,560       0.1%
#   Energy XXI Bermuda, Ltd.                                             15,380      118,272       0.0%
    EOG Resources, Inc.                                                  12,090    1,149,154       0.0%
*   Era Group, Inc.                                                      36,653      857,314       0.0%
*   Escalera Resources Co.                                                6,444        7,282       0.0%
#   Exterran Holdings, Inc.                                              69,200    2,721,636       0.1%
    Exxon Mobil Corp.                                                   719,910   69,622,496       1.4%
#   Green Plains, Inc.                                                   26,534      907,463       0.0%
    Gulf Island Fabrication, Inc.                                        15,018      317,481       0.0%
    Gulfmark Offshore, Inc. Class A                                      35,505    1,070,831       0.0%
#*  Harvest Natural Resources, Inc.                                      48,645      180,959       0.0%
*   Helix Energy Solutions Group, Inc.                                  103,010    2,744,186       0.1%
    Helmerich & Payne, Inc.                                             108,670    9,434,729       0.2%
    Hess Corp.                                                          378,130   32,069,205       0.6%
*   HKN, Inc.                                                               564       37,224       0.0%
    HollyFrontier Corp.                                                  32,210    1,461,690       0.0%
#*  Hornbeck Offshore Services, Inc.                                     29,719      911,185       0.0%
*   Key Energy Services, Inc.                                            49,745      151,225       0.0%
#*  Magnum Hunter Resources Corp.                                        42,916      199,130       0.0%
    Marathon Oil Corp.                                                  903,937   31,999,370       0.6%
    Marathon Petroleum Corp.                                            451,968   41,083,891       0.8%
#*  Matador Resources Co.                                                 6,400      155,328       0.0%
*   Matrix Service Co.                                                   15,423      386,500       0.0%
#   Murphy Oil Corp.                                                    189,426   10,113,454       0.2%
    Nabors Industries, Ltd.                                             272,782    4,869,159       0.1%
    National Oilwell Varco, Inc.                                        250,948   18,228,863       0.4%
*   Natural Gas Services Group, Inc.                                     15,026      386,619       0.0%
*   Newfield Exploration Co.                                             48,506    1,581,781       0.0%
*   Newpark Resources, Inc.                                              97,395    1,113,225       0.0%
#   Noble Corp. P.L.C.                                                   74,243    1,553,164       0.0%
    Noble Energy, Inc.                                                  133,794    7,710,548       0.2%
#*  Northern Oil and Gas, Inc.                                           16,372      185,004       0.0%
    Occidental Petroleum Corp.                                          223,749   19,897,999       0.4%
#*  Overseas Shipholding Group, Inc.                                      2,355       12,128       0.0%
#*  Paragon Offshore P.L.C.                                              24,747      120,518       0.0%
*   Parker Drilling Co.                                                 142,573      633,024       0.0%
    Patterson-UTI Energy, Inc.                                          152,325    3,508,045       0.1%
*   PDC Energy, Inc.                                                     24,103    1,053,783       0.0%
*   Penn Virginia Corp.                                                  35,279      302,341       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                      ------- ------------ ---------------
Energy -- (Continued)
#*  PHI, Inc. Non-Voting                                               21,843 $    977,256       0.0%
*   PHI, Inc. Voting                                                    1,099       46,718       0.0%
    Phillips 66                                                       883,414   69,347,999       1.4%
*   Pioneer Energy Services Corp.                                      98,221      901,669       0.0%
    Pioneer Natural Resources Co.                                      88,400   16,712,904       0.3%
    QEP Resources, Inc.                                                33,043      828,388       0.0%
#*  Renewable Energy Group, Inc.                                        2,882       30,347       0.0%
#*  REX American Resources Corp.                                        4,050      294,678       0.0%
#*  Rex Energy Corp.                                                   35,100      275,184       0.0%
    Rowan Cos. P.L.C. Class A                                         121,858    2,957,494       0.1%
#*  SEACOR Holdings, Inc.                                              36,653    3,022,040       0.1%
    SemGroup Corp. Class A                                              4,727      362,797       0.0%
*   Seventy Seven Energy, Inc.                                         44,617      583,144       0.0%
#   Ship Finance International, Ltd.                                   40,467      695,628       0.0%
*   Stone Energy Corp.                                                  1,115       27,318       0.0%
    Superior Energy Services, Inc.                                     75,686    1,903,503       0.0%
#*  Swift Energy Co.                                                   34,900      239,065       0.0%
    Teekay Corp.                                                       37,720    2,205,111       0.1%
#   Tesco Corp.                                                         3,745       71,305       0.0%
    Tesoro Corp.                                                      168,807   12,054,508       0.2%
#*  TETRA Technologies, Inc.                                           25,510      243,110       0.0%
#*  TGC Industries, Inc.                                                1,787        5,611       0.0%
#   Tidewater, Inc.                                                    49,127    1,811,312       0.0%
#   Transocean, Ltd.                                                  274,265    8,181,325       0.2%
#*  Triangle Petroleum Corp.                                            7,779       60,287       0.0%
*   Unit Corp.                                                         57,000    2,759,940       0.1%
    Valero Energy Corp.                                               605,899   30,349,481       0.6%
*   Weatherford International P.L.C.                                  281,383    4,620,309       0.1%
    Western Refining, Inc.                                             68,485    3,122,231       0.1%
*   Whiting Petroleum Corp.                                            16,007      980,269       0.0%
*   Willbros Group, Inc.                                               18,620      109,299       0.0%
                                                                              ------------      ----
Total Energy                                                                   822,464,980      16.0%
                                                                              ------------      ----
Financials -- (18.6%)
#   1st Source Corp.                                                   41,187    1,288,741       0.0%
    1st United Bancorp, Inc.                                              863        7,638       0.0%
    ACE, Ltd.                                                          59,493    6,502,585       0.1%
    Aflac, Inc.                                                        26,992    1,612,232       0.0%
#   Alexander & Baldwin, Inc.                                          66,838    2,675,525       0.1%
*   Alleghany Corp.                                                     2,626    1,166,679       0.0%
    Allied World Assurance Co. Holdings AG                             76,431    2,904,378       0.1%
    Allstate Corp. (The)                                              199,921   12,964,877       0.3%
#   American Equity Investment Life Holding Co.                        88,700    2,289,347       0.1%
    American Financial Group, Inc.                                    173,596   10,386,249       0.2%
*   American Independence Corp.                                           173        1,901       0.0%
    American International Group, Inc.                                899,581   48,190,554       1.0%
    American National Insurance Co.                                    37,287    4,253,701       0.1%
    Ameris Bancorp                                                     12,022      298,146       0.0%
    AmeriServ Financial, Inc.                                          33,075      104,186       0.0%
    Argo Group International Holdings, Ltd.                            42,675    2,381,265       0.1%
    Aspen Insurance Holdings, Ltd.                                    102,623    4,477,441       0.1%
#   Associated Banc-Corp                                               31,434      590,959       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Financials -- (Continued)
    Assurant, Inc.                                                       65,820 $  4,490,240       0.1%
    Assured Guaranty, Ltd.                                              122,989    2,838,586       0.1%
*   Asta Funding, Inc.                                                    7,527       63,453       0.0%
    Astoria Financial Corp.                                              19,344      254,374       0.0%
#*  Atlanticus Holdings Corp.                                            19,218       26,905       0.0%
*   AV Homes, Inc.                                                        8,274      124,027       0.0%
    Axis Capital Holdings, Ltd.                                           4,903      236,030       0.0%
    Baldwin & Lyons, Inc. Class A                                           300        7,356       0.0%
    Baldwin & Lyons, Inc. Class B                                         6,556      176,488       0.0%
#*  Bancorp, Inc.                                                           459        4,342       0.0%
    Bank Mutual Corp.                                                    14,475       95,390       0.0%
    Bank of America Corp.                                             6,542,656  112,271,977       2.2%
    Bank of New York Mellon Corp. (The)                                 491,755   19,040,754       0.4%
#   BankFinancial Corp.                                                  39,867      475,613       0.0%
    Banner Corp.                                                          7,943      343,296       0.0%
    BB&T Corp.                                                           43,723    1,656,227       0.0%
    BCB Bancorp, Inc.                                                     1,059       13,651       0.0%
    Berkshire Hills Bancorp, Inc.                                        25,980      669,764       0.0%
#*  BofI Holding, Inc.                                                    8,208      632,180       0.0%
#   Capital City Bank Group, Inc.                                        15,389      232,528       0.0%
    Capital One Financial Corp.                                         356,632   29,518,431       0.6%
#   Capital Southwest Corp.                                              20,844      764,141       0.0%
*   Cascade Bancorp                                                      15,799       80,733       0.0%
    Cathay General Bancorp                                               17,730      468,249       0.0%
#   Centerstate Banks, Inc.                                                 747        8,695       0.0%
#   Century Bancorp, Inc. Class A                                           495       18,800       0.0%
    Chicopee Bancorp, Inc.                                                1,000       14,890       0.0%
    Cincinnati Financial Corp.                                            7,895      398,461       0.0%
    CIT Group, Inc.                                                      45,907    2,246,230       0.1%
    Citigroup, Inc.                                                   2,248,344  120,353,854       2.4%
    Citizens Community Bancorp, Inc.                                     10,355       92,159       0.0%
    CME Group, Inc.                                                     414,385   34,729,607       0.7%
    CNA Financial Corp.                                                 277,671   10,851,383       0.2%
    CNO Financial Group, Inc.                                           301,264    5,461,916       0.1%
    Codorus Valley Bancorp, Inc.                                            132        2,860       0.0%
    Comerica, Inc.                                                       16,431      784,416       0.0%
    Community West Bancshares                                               400        2,580       0.0%
#*  Cowen Group, Inc. Class A                                            15,961       64,482       0.0%
    Donegal Group, Inc. Class A                                          20,677      327,110       0.0%
    Donegal Group, Inc. Class B                                             300        6,300       0.0%
*   E*TRADE Financial Corp.                                              89,699    2,000,288       0.1%
*   Eastern Virginia Bankshares, Inc.                                       307        1,900       0.0%
#   EMC Insurance Group, Inc.                                            18,341      587,646       0.0%
#*  Encore Capital Group, Inc.                                              627       28,535       0.0%
    Endurance Specialty Holdings, Ltd.                                   76,288    4,420,890       0.1%
    Enterprise Financial Services Corp.                                   3,235       60,980       0.0%
#   ESB Financial Corp.                                                     432        8,061       0.0%
    ESSA Bancorp, Inc.                                                    8,217       94,413       0.0%
    Evans Bancorp, Inc.                                                   1,681       39,075       0.0%
    Everest Re Group, Ltd.                                               34,913    5,957,903       0.1%
#*  Farmers Capital Bank Corp.                                              302        6,777       0.0%
    FBL Financial Group, Inc. Class A                                    24,660    1,222,643       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Financials -- (Continued)
    Federal Agricultural Mortgage Corp. Class A                           177 $     4,337       0.0%
    Federal Agricultural Mortgage Corp. Class C                         9,200     306,360       0.0%
    Federated National Holding Co.                                     13,665     457,231       0.0%
    Fidelity Southern Corp.                                             7,213     110,720       0.0%
    Fifth Third Bancorp                                                62,451   1,248,395       0.0%
*   First Acceptance Corp.                                             30,158      77,204       0.0%
#   First American Financial Corp.                                     61,982   1,879,294       0.1%
    First Bancorp.                                                     16,138     292,421       0.0%
    First Business Financial Services, Inc.                               482      22,620       0.0%
    First Citizens BancShares, Inc. Class A                             8,627   2,167,189       0.1%
    First Commonwealth Financial Corp.                                 30,547     285,614       0.0%
    First Community Bancshares, Inc.                                      183       2,996       0.0%
    First Defiance Financial Corp.                                     10,880     333,254       0.0%
#   First Federal of Northern Michigan Bancorp, Inc.                      900       4,401       0.0%
#   First Financial Northwest, Inc.                                    25,371     294,304       0.0%
    First Merchants Corp.                                              46,827   1,060,632       0.0%
    First Midwest Bancorp, Inc.                                         7,168     120,351       0.0%
    First Niagara Financial Group, Inc.                                77,106     577,524       0.0%
    First South Bancorp, Inc.                                           2,278      18,793       0.0%
    FNF Group                                                          46,321   1,382,219       0.0%
*   FNFV Group                                                         15,438     207,487       0.0%
    Fox Chase Bancorp, Inc.                                               351       5,749       0.0%
*   Genworth Financial, Inc. Class A                                   34,964     489,146       0.0%
#   German American Bancorp, Inc.                                       7,459     222,800       0.0%
    GFI Group, Inc.                                                     2,875      15,812       0.0%
*   Global Indemnity P.L.C.                                             8,282     240,012       0.0%
    Goldman Sachs Group, Inc. (The)                                   154,508  29,354,975       0.6%
#   Great Southern Bancorp, Inc.                                        1,616      61,424       0.0%
#   Griffin Land & Nurseries, Inc.                                      1,500      39,225       0.0%
    Guaranty Federal Bancshares, Inc.                                   1,684      21,378       0.0%
*   Hallmark Financial Services, Inc.                                  25,666     299,266       0.0%
#   Hampden Bancorp, Inc.                                               5,886     101,239       0.0%
    Hanover Insurance Group, Inc. (The)                                88,829   5,946,213       0.1%
    Hartford Financial Services Group, Inc. (The)                     308,762  12,220,800       0.3%
    HCC Insurance Holdings, Inc.                                       17,700     923,763       0.0%
#   Heartland Financial USA, Inc.                                         465      12,369       0.0%
    HF Financial Corp.                                                    400       5,436       0.0%
*   Hilltop Holdings, Inc.                                             26,171     576,547       0.0%
    Hingham Institution for Savings                                       500      41,360       0.0%
*   HMN Financial, Inc.                                                 3,456      44,790       0.0%
*   Home Bancorp, Inc.                                                    719      16,386       0.0%
    HopFed Bancorp, Inc.                                                6,781      77,575       0.0%
    Horace Mann Educators Corp.                                        58,206   1,770,044       0.0%
    Hudson City Bancorp, Inc.                                          28,191     272,043       0.0%
    Huntington Bancshares, Inc.                                        25,395     251,664       0.0%
    Iberiabank Corp.                                                      697      47,995       0.0%
#*  Imperial Holdings, Inc.                                             2,882      18,070       0.0%
#   Independence Holding Co.                                           24,172     342,034       0.0%
    Infinity Property & Casualty Corp.                                 15,800   1,153,558       0.0%
    Intercontinental Exchange, Inc.                                     1,479     308,061       0.0%
    International Bancshares Corp.                                        800      22,696       0.0%
    Intervest Bancshares Corp. Class A                                  2,078      20,260       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Financials -- (Continued)
*   Investment Technology Group, Inc.                                    23,677 $    424,529       0.0%
    Investors Title Co.                                                   1,169       87,617       0.0%
#   Janus Capital Group, Inc.                                            24,840      372,352       0.0%
    JPMorgan Chase & Co.                                              1,785,675  107,997,624       2.1%
    Kemper Corp.                                                         67,002    2,469,024       0.1%
    Kentucky First Federal Bancorp                                        2,400       19,656       0.0%
    KeyCorp                                                             526,210    6,945,972       0.2%
    Lakeland Bancorp, Inc.                                                8,740       96,053       0.0%
    Landmark Bancorp, Inc.                                                1,968       47,035       0.0%
    Legg Mason, Inc.                                                     93,283    4,850,716       0.1%
    Leucadia National Corp.                                               9,729      231,356       0.0%
    Lincoln National Corp.                                              378,093   20,704,373       0.4%
    LNB Bancorp, Inc.                                                    13,395      188,066       0.0%
    Loews Corp.                                                         243,798   10,629,593       0.2%
    Louisiana Bancorp, Inc.                                               5,606      117,053       0.0%
#   Macatawa Bank Corp.                                                  18,892       98,427       0.0%
#   Maiden Holdings, Ltd.                                                 5,792       69,214       0.0%
    MainSource Financial Group, Inc.                                     45,000      818,550       0.0%
    Marlin Business Services Corp.                                       14,241      301,055       0.0%
    MB Financial, Inc.                                                   19,678      620,841       0.0%
*   MBIA, Inc.                                                           82,267      802,926       0.0%
*   MBT Financial Corp.                                                  24,724      114,967       0.0%
    Meadowbrook Insurance Group, Inc.                                    26,353      167,869       0.0%
#   Medallion Financial Corp.                                             9,550      110,302       0.0%
#   Mercantile Bank Corp.                                                 4,422       87,246       0.0%
    Meta Financial Group, Inc.                                            1,083       40,623       0.0%
    MetLife, Inc.                                                     1,125,923   61,070,064       1.2%
*   Metro Bancorp, Inc.                                                  26,598      666,014       0.0%
#*  MGIC Investment Corp.                                                72,733      648,778       0.0%
    MicroFinancial, Inc.                                                  5,900       49,501       0.0%
#   MidWestOne Financial Group, Inc.                                        346        9,231       0.0%
#   Montpelier Re Holdings, Ltd.                                         38,746    1,284,042       0.0%
    Morgan Stanley                                                    1,476,248   51,594,868       1.0%
    MutualFirst Financial, Inc.                                           2,300       50,025       0.0%
    NASDAQ OMX Group, Inc. (The)                                         42,129    1,822,501       0.1%
    National Penn Bancshares, Inc.                                        1,074       11,047       0.0%
#   National Western Life Insurance Co. Class A                             900      243,900       0.0%
*   Navigators Group, Inc. (The)                                          3,685      250,912       0.0%
#   New Hampshire Thrift Bancshares, Inc.                                 3,667       58,012       0.0%
#   New York Community Bancorp, Inc.                                     42,918      684,542       0.0%
*   NewBridge Bancorp                                                    11,413      101,462       0.0%
#*  NewStar Financial, Inc.                                              41,166      563,151       0.0%
    Northeast Community Bancorp, Inc.                                    17,190      120,330       0.0%
    Northrim BanCorp, Inc.                                                5,734      165,713       0.0%
    OFG Bancorp                                                          30,191      470,074       0.0%
    Old Republic International Corp.                                    280,714    4,146,146       0.1%
    Oppenheimer Holdings, Inc. Class A                                    3,097       76,031       0.0%
*   Pacific Mercantile Bancorp                                           16,236      114,301       0.0%
    PacWest Bancorp                                                       1,076       45,902       0.0%
    Park Sterling Corp.                                                   3,253       24,918       0.0%
    PartnerRe, Ltd.                                                      52,224    6,041,795       0.1%
#   People's United Financial, Inc.                                      68,700    1,004,394       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                      PERCENTAGE
                                                                               SHARES     VALUE+    OF NET ASSETS**
                                                                              --------- ----------- ---------------
Financials -- (Continued)
            Peoples Bancorp of North Carolina, Inc.                                 250 $     4,375       0.0%
#           Peoples Bancorp, Inc.                                                17,608     434,037       0.0%
#*          PHH Corp.                                                            91,804   2,174,837       0.1%
#*          Phoenix Cos., Inc. (The)                                              2,631     156,176       0.0%
#           Pinnacle Financial Partners, Inc.                                    23,924     937,821       0.0%
*           Piper Jaffray Cos.                                                      312      17,616       0.0%
            Platinum Underwriters Holdings, Ltd.                                 21,715   1,360,010       0.0%
            PNC Financial Services Group, Inc. (The)                              9,750     842,302       0.0%
*           Popular, Inc.                                                        56,536   1,802,368       0.0%
*           Porter Bancorp, Inc.                                                  1,737       1,218       0.0%
*           PRA Group, Inc.                                                      28,203   1,783,840       0.0%
            Premier Financial Bancorp, Inc.                                       4,434      64,603       0.0%
            Principal Financial Group, Inc.                                     217,722  11,402,101       0.2%
            Protective Life Corp.                                                98,037   6,831,218       0.1%
            Provident Financial Holdings, Inc.                                      544       7,932       0.0%
            Provident Financial Services, Inc.                                   21,059     383,906       0.0%
            Prudential Financial, Inc.                                          497,625  44,059,717       0.9%
            Pulaski Financial Corp.                                               4,550      54,463       0.0%
#           Radian Group, Inc.                                                  161,945   2,728,773       0.1%
            Regions Financial Corp.                                           1,302,555  12,934,371       0.3%
            Reinsurance Group of America, Inc.                                  169,166  14,252,235       0.3%
            RenaissanceRe Holdings, Ltd.                                            487      50,322       0.0%
#           Renasant Corp.                                                       42,102   1,269,375       0.0%
*           Republic First Bancorp, Inc.                                          2,174       8,631       0.0%
#           Resource America, Inc. Class A                                       21,051     200,827       0.0%
*           Riverview Bancorp, Inc.                                              15,319      62,348       0.0%
            Safety Insurance Group, Inc.                                         26,197   1,634,169       0.0%
#           Sandy Spring Bancorp, Inc.                                            9,125     235,425       0.0%
*           Select Bancorp, Inc.                                                    600       4,062       0.0%
            Selective Insurance Group, Inc.                                      45,200   1,167,064       0.0%
            SI Financial Group, Inc.                                              5,661      62,497       0.0%
            South State Corp.                                                     8,549     515,590       0.0%
(degrees)*  Southern Community Financial Corp.                                   29,890      27,669       0.0%
*           Southern First Bancshares, Inc.                                       1,216      17,681       0.0%
            Southwest Bancorp, Inc.                                              16,974     306,041       0.0%
            StanCorp Financial Group, Inc.                                       15,636   1,087,640       0.0%
            State Auto Financial Corp.                                           15,100     316,043       0.0%
            State Street Corp.                                                    4,112     310,292       0.0%
            Sterling Bancorp                                                     70,552     991,961       0.0%
            Stewart Information Services Corp.                                   12,271     433,412       0.0%
#*          Stratus Properties, Inc.                                              3,069      42,414       0.0%
            Suffolk Bancorp                                                         205       4,707       0.0%
            SunTrust Banks, Inc.                                                395,691  15,487,346       0.3%
            Susquehanna Bancshares, Inc.                                         97,547     956,936       0.0%
            Symetra Financial Corp.                                              20,319     481,560       0.0%
            Synovus Financial Corp.                                              22,796     578,107       0.0%
            Timberland Bancorp, Inc.                                              2,500      26,400       0.0%
            Travelers Cos., Inc. (The)                                           60,129   6,061,003       0.1%
#*          Tree.com, Inc.                                                        5,635     208,439       0.0%
            Trico Bancshares                                                        854      22,460       0.0%
            Trustmark Corp.                                                       4,194     102,040       0.0%
            Umpqua Holdings Corp.                                                34,932     614,803       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Financials -- (Continued)
#*  Unico American Corp.                                                  1,900 $     22,116       0.0%
    Union Bankshares Corp.                                               37,042      832,704       0.0%
#   United Bankshares, Inc.                                              12,121      415,508       0.0%
    United Financial Bancorp, Inc.                                        9,193      128,978       0.0%
    United Fire Group, Inc.                                              38,612    1,254,118       0.0%
*   United Security Bancshares                                              401        2,266       0.0%
    Unity Bancorp, Inc.                                                   3,636       33,306       0.0%
    Unum Group                                                          517,445   17,313,710       0.4%
    Validus Holdings, Ltd.                                                4,399      174,992       0.0%
    Voya Financial, Inc.                                                  2,725      106,956       0.0%
#   Washington Federal, Inc.                                              1,243       27,135       0.0%
    Waterstone Financial, Inc.                                            1,426       17,454       0.0%
#   WesBanco, Inc.                                                       31,462    1,084,181       0.0%
#   West Bancorporation, Inc.                                            13,957      231,407       0.0%
    Westfield Financial, Inc.                                            10,811       76,434       0.0%
    Wintrust Financial Corp.                                             24,224    1,122,056       0.0%
    XL Group P.L.C.                                                     240,766    8,157,152       0.2%
#   Zions Bancorporation                                                 53,325    1,544,825       0.0%
                                                                                ------------      ----
Total Financials                                                                 989,947,203      19.2%
                                                                                ------------      ----
Health Care -- (9.9%)
*   Actavis P.L.C.                                                       26,101    6,335,757       0.1%
*   Addus HomeCare Corp.                                                  2,044       40,614       0.0%
    Aetna, Inc.                                                         558,462   46,078,700       0.9%
#*  Affymetrix, Inc.                                                     42,297      381,096       0.0%
#*  Albany Molecular Research, Inc.                                      34,587      804,494       0.0%
*   Alere, Inc.                                                          45,800    1,830,626       0.0%
*   Allscripts Healthcare Solutions, Inc.                                62,488      857,335       0.0%
#*  Amedisys, Inc.                                                       19,727      514,875       0.0%
*   AMN Healthcare Services, Inc.                                         8,600      147,490       0.0%
*   Amsurg Corp.                                                         30,743    1,660,429       0.0%
    Analogic Corp.                                                        2,988      217,945       0.0%
*   AngioDynamics, Inc.                                                  14,354      244,018       0.0%
*   Anika Therapeutics, Inc.                                             14,671      588,894       0.0%
*   Arrhythmia Research Technology, Inc.                                  1,200        7,740       0.0%
#*  BioScrip, Inc.                                                       36,570      236,242       0.0%
*   BioTelemetry, Inc.                                                    5,328       44,702       0.0%
*   Boston Scientific Corp.                                           1,204,199   15,991,763       0.3%
*   Cambrex Corp.                                                        43,567      918,392       0.0%
#*  Capital Senior Living Corp.                                          54,559    1,227,577       0.0%
*   CareFusion Corp.                                                    207,163   11,884,941       0.2%
    Cigna Corp.                                                          42,954    4,276,930       0.1%
*   Community Health Systems, Inc.                                      105,314    5,789,111       0.1%
    CONMED Corp.                                                         43,239    1,815,606       0.0%
    Cooper Cos., Inc. (The)                                              13,956    2,287,388       0.1%
#*  Cross Country Healthcare, Inc.                                        7,595       73,444       0.0%
#   CryoLife, Inc.                                                       17,502      179,571       0.0%
#*  Cumberland Pharmaceuticals, Inc.                                     23,319      114,263       0.0%
#*  Cutera, Inc.                                                         23,864      250,572       0.0%
*   Cynosure, Inc. Class A                                                8,077      204,267       0.0%
    Digirad Corp.                                                        29,111      125,177       0.0%
#*  Emergent Biosolutions, Inc.                                           8,678      196,296       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                               SHARES      VALUE+    OF NET ASSETS**
                                                                              --------- ------------ ---------------
Health Care -- (Continued)
*           Enzo Biochem, Inc.                                                   47,997 $    250,544       0.0%
*           Exactech, Inc.                                                        3,390       72,207       0.0%
*           Express Scripts Holding Co.                                         493,239   37,890,620       0.8%
*           Five Star Quality Care, Inc.                                         28,953      119,576       0.0%
*           Gentiva Health Services, Inc.                                        31,640      623,308       0.0%
*           Greatbatch, Inc.                                                     41,672    2,091,518       0.1%
*           Hanger, Inc.                                                         16,897      404,345       0.0%
#*          Harvard Apparatus Regenerative Technology, Inc.                       8,026       50,403       0.0%
*           Harvard Bioscience, Inc.                                             32,107      154,114       0.0%
*           Health Net, Inc.                                                     44,958    2,135,955       0.1%
#*          Healthways, Inc.                                                     46,297      717,604       0.0%
#*          Hologic, Inc.                                                       305,036    7,988,893       0.2%
            Humana, Inc.                                                        236,814   32,881,624       0.7%
*           Impax Laboratories, Inc.                                              4,700      136,159       0.0%
            Invacare Corp.                                                        7,330      115,154       0.0%
            Kewaunee Scientific Corp.                                             1,631       28,379       0.0%
            Kindred Healthcare, Inc.                                             48,760    1,060,530       0.0%
#*          Lannett Co., Inc.                                                     3,649      206,971       0.0%
            LeMaitre Vascular, Inc.                                               5,100       37,332       0.0%
*           LHC Group, Inc.                                                       1,418       34,528       0.0%
*           LifePoint Hospitals, Inc.                                            82,208    5,754,560       0.1%
*           Magellan Health Services, Inc.                                       17,899    1,083,247       0.0%
*           MedAssets, Inc.                                                      44,682      967,812       0.0%
(degrees)*  MedCath Corp.                                                        29,240           --       0.0%
*           Merit Medical Systems, Inc.                                          13,395      202,934       0.0%
#*          Misonix, Inc.                                                         4,083       54,549       0.0%
*           Molina Healthcare, Inc.                                              24,941    1,213,130       0.0%
            National Healthcare Corp.                                             6,484      391,050       0.0%
#*          Natus Medical, Inc.                                                  15,698      533,732       0.0%
*           NuVasive, Inc.                                                        2,045       83,641       0.0%
            Omnicare, Inc.                                                      197,388   13,144,067       0.3%
*           Omnicell, Inc.                                                       35,405    1,143,936       0.0%
#           PerkinElmer, Inc.                                                    76,500    3,321,630       0.1%
            Pfizer, Inc.                                                      4,178,729  125,152,934       2.4%
*           PharMerica Corp.                                                     33,305      955,520       0.0%
*           Prestige Brands Holdings, Inc.                                      111,489    3,948,940       0.1%
#*          Repligen Corp.                                                       21,271      536,455       0.0%
#*          RTI Surgical, Inc.                                                   73,086      372,008       0.0%
#*          Sciclone Pharmaceuticals, Inc.                                       13,028       99,534       0.0%
            Select Medical Holdings Corp.                                        42,204      608,582       0.0%
#*          Skilled Healthcare Group, Inc. Class A                                9,380       65,003       0.0%
*           SunLink Health Systems, Inc.                                          1,750        3,063       0.0%
#*          SurModics, Inc.                                                       5,593      121,088       0.0%
*           Symmetry Medical, Inc.                                               77,051      762,805       0.0%
            Teleflex, Inc.                                                       37,223    4,247,889       0.1%
            Thermo Fisher Scientific, Inc.                                      499,520   58,728,566       1.2%
*           Triple-S Management Corp. Class B                                    20,684      457,944       0.0%
            UnitedHealth Group, Inc.                                             89,716    8,523,917       0.2%
*           Universal American Corp.                                             84,328      785,937       0.0%
*           VCA, Inc.                                                            69,140    3,150,710       0.1%
#*          WellCare Health Plans, Inc.                                          18,375    1,247,111       0.0%
#           WellPoint, Inc.                                                     504,640   63,932,842       1.3%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                              SHARES     VALUE+    OF NET ASSETS**
                                                                              ------- ------------ ---------------
Health Care -- (Continued)
*           Wright Medical Group, Inc.                                         32,357 $  1,023,128       0.0%
            Zoetis, Inc.                                                      805,208   29,921,529       0.6%
                                                                                      ------------      ----
Total Health Care                                                                      524,865,812      10.2%
                                                                                      ------------      ----
Industrials -- (13.9%)
#           AAR Corp.                                                          32,906      872,009       0.0%
            ABM Industries, Inc.                                               64,500    1,782,780       0.1%
            Aceto Corp.                                                        31,686      720,540       0.0%
            Acme United Corp.                                                   1,030       17,768       0.0%
            Actuant Corp. Class A                                              44,986    1,425,606       0.0%
#*          Adept Technology, Inc.                                             20,476      144,970       0.0%
#           ADT Corp. (The)                                                   197,193    7,067,397       0.2%
#*          AECOM Technology Corp.                                             55,837    1,817,480       0.1%
#*          Aegion Corp.                                                       83,805    1,535,308       0.0%
#*          Aerovironment, Inc.                                                35,065    1,074,742       0.0%
#           AGCO Corp.                                                         58,973    2,613,094       0.1%
*           Air Transport Services Group, Inc.                                  6,308       51,599       0.0%
            Alamo Group, Inc.                                                  22,751      974,653       0.0%
            Alaska Air Group, Inc.                                            105,252    5,602,564       0.1%
            Albany International Corp. Class A                                 20,551      776,417       0.0%
            Allegion P.L.C.                                                    71,036    3,771,301       0.1%
            Alliant Techsystems, Inc.                                          38,805    4,538,633       0.1%
(degrees)*  Allied Defense Group, Inc.                                          2,645          212       0.0%
            AMERCO                                                             29,431    7,979,333       0.2%
#*          Ameresco, Inc. Class A                                                981        8,083       0.0%
            American Railcar Industries, Inc.                                  20,003    1,316,397       0.0%
#*          AMREP Corp.                                                           559        2,175       0.0%
#           Apogee Enterprises, Inc.                                           36,374    1,596,819       0.1%
            ArcBest Corp.                                                      12,135      469,624       0.0%
            Argan, Inc.                                                            21          731       0.0%
            Astec Industries, Inc.                                             22,925      869,087       0.0%
#*          Atlas Air Worldwide Holdings, Inc.                                 36,746    1,356,662       0.0%
*           Avis Budget Group, Inc.                                            94,608    5,274,396       0.1%
#           Baltic Trading, Ltd.                                                   40          150       0.0%
#           Barnes Group, Inc.                                                 36,400    1,330,784       0.0%
#           Barrett Business Services, Inc.                                    12,955      304,572       0.0%
*           BlueLinx Holdings, Inc.                                            17,052       20,462       0.0%
            Brady Corp. Class A                                                38,500      917,840       0.0%
#           Briggs & Stratton Corp.                                            41,033      829,277       0.0%
#*          Builders FirstSource, Inc.                                         12,182       72,239       0.0%
#*          CAI International, Inc.                                            17,082      359,576       0.0%
#*          Casella Waste Systems, Inc. Class A                                 5,201       23,404       0.0%
#*          CBIZ, Inc.                                                         38,149      352,115       0.0%
            CDI Corp.                                                          39,837      684,798       0.0%
#           Ceco Environmental Corp.                                            3,773       54,029       0.0%
            Celadon Group, Inc.                                                24,642      479,533       0.0%
            Chicago Rivet & Machine Co.                                           700       21,721       0.0%
            CIRCOR International, Inc.                                         10,019      752,928       0.0%
            Columbus McKinnon Corp.                                            17,542      499,070       0.0%
            Comfort Systems USA, Inc.                                          44,560      684,442       0.0%
            Compx International, Inc.                                             500        5,565       0.0%
            Courier Corp.                                                       8,245      111,885       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Industrials -- (Continued)
#   Covanta Holding Corp.                                                94,292 $  2,081,024       0.1%
*   Covenant Transportation Group, Inc. Class A                           7,080      146,839       0.0%
*   CPI Aerostructures, Inc.                                              4,626       44,178       0.0%
*   CRA International, Inc.                                               7,613      228,390       0.0%
    CSX Corp.                                                         1,242,950   44,286,308       0.9%
#   Curtiss-Wright Corp.                                                 46,353    3,208,091       0.1%
*   DigitalGlobe, Inc.                                                   21,971      628,151       0.0%
    Douglas Dynamics, Inc.                                               30,234      626,751       0.0%
*   Ducommun, Inc.                                                       16,645      439,594       0.0%
*   Dycom Industries, Inc.                                               39,867    1,251,425       0.0%
    Dynamic Materials Corp.                                               1,436       26,150       0.0%
    Eastern Co. (The)                                                    10,193      166,350       0.0%
    Eaton Corp. P.L.C.                                                   78,508    5,369,162       0.1%
    EMCOR Group, Inc.                                                    50,540    2,230,330       0.1%
    Encore Wire Corp.                                                    19,966      757,510       0.0%
#*  Energy Recovery, Inc.                                                 1,783        8,166       0.0%
    EnerSys                                                              43,239    2,715,409       0.1%
#*  Engility Holdings, Inc.                                               7,988      345,082       0.0%
    Ennis, Inc.                                                          48,483      719,003       0.0%
*   EnPro Industries, Inc.                                               17,635    1,137,987       0.0%
    ESCO Technologies, Inc.                                              17,601      669,190       0.0%
    Espey Manufacturing & Electronics Corp.                               1,671       31,749       0.0%
#*  Esterline Technologies Corp.                                         44,968    5,266,202       0.1%
    Exelis, Inc.                                                         73,253    1,307,566       0.0%
    Federal Signal Corp.                                                 65,358      928,084       0.0%
    FedEx Corp.                                                         142,324   23,825,038       0.5%
    Fortune Brands Home & Security, Inc.                                149,626    6,471,324       0.1%
#*  Franklin Covey Co.                                                    3,046       59,732       0.0%
    FreightCar America, Inc.                                              9,404      310,050       0.0%
#*  FTI Consulting, Inc.                                                 25,736    1,039,220       0.0%
*   Furmanite Corp.                                                      31,044      232,209       0.0%
    G&K Services, Inc. Class A                                           29,714    1,874,062       0.1%
#   GATX Corp.                                                           65,445    4,149,213       0.1%
#*  Gencor Industries, Inc.                                               8,766       84,943       0.0%
    General Dynamics Corp.                                               28,674    4,007,478       0.1%
    General Electric Co.                                              5,207,993  134,418,299       2.6%
#*  Genesee & Wyoming, Inc. Class A                                       1,200      115,440       0.0%
*   Gibraltar Industries, Inc.                                           27,702      422,455       0.0%
*   GP Strategies Corp.                                                  18,583      616,212       0.0%
#   Granite Construction, Inc.                                           27,179    1,003,177       0.0%
*   Great Lakes Dredge & Dock Corp.                                      69,820      488,042       0.0%
#   Greenbrier Cos., Inc. (The)                                          22,451    1,404,086       0.0%
#   Griffon Corp.                                                        67,323      827,400       0.0%
    H&E Equipment Services, Inc.                                         59,629    2,229,528       0.1%
#   Harsco Corp.                                                         54,094    1,172,758       0.0%
*   Hawaiian Holdings, Inc.                                              18,070      313,334       0.0%
    Heidrick & Struggles International, Inc.                             18,234      379,632       0.0%
#*  Hertz Global Holdings, Inc.                                         278,411    6,102,769       0.1%
#*  Hill International, Inc.                                             27,154      105,358       0.0%
    Huntington Ingalls Industries, Inc.                                  47,666    5,044,016       0.1%
    Hurco Cos., Inc.                                                      7,910      304,772       0.0%
*   Huron Consulting Group, Inc.                                          4,001      278,510       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Industrials -- (Continued)
    Hyster-Yale Materials Handling, Inc.                               12,246 $   961,189       0.0%
*   ICF International, Inc.                                            31,660   1,150,524       0.0%
    Ingersoll-Rand P.L.C.                                             213,109  13,344,886       0.3%
    Insteel Industries, Inc.                                           17,578     419,060       0.0%
#   International Shipholding Corp.                                    11,223     224,909       0.0%
#*  JetBlue Airways Corp.                                             324,893   3,749,265       0.1%
    Kadant, Inc.                                                        5,786     239,193       0.0%
    KAR Auction Services, Inc.                                         18,100     549,516       0.0%
    KBR, Inc.                                                           3,600      68,688       0.0%
#   Kelly Services, Inc. Class A                                       12,263     216,197       0.0%
#   Kennametal, Inc.                                                    1,000      38,610       0.0%
*   Key Technology, Inc.                                                3,199      42,355       0.0%
    Kimball International, Inc. Class B                                31,258     562,019       0.0%
#   Knightsbridge Shipping, Ltd.                                       14,861     130,480       0.0%
*   Korn/Ferry International                                           33,148     925,824       0.0%
*   Kratos Defense & Security Solutions, Inc.                           2,711      18,896       0.0%
    L-3 Communications Holdings, Inc.                                 100,470  12,203,086       0.3%
*   Lawson Products, Inc.                                               8,847     213,036       0.0%
#   LB Foster Co. Class A                                               6,682     361,429       0.0%
#*  LMI Aerospace, Inc.                                                13,807     181,976       0.0%
    LS Starrett Co. (The) Class A                                       4,097      60,554       0.0%
#   LSI Industries, Inc.                                               27,715     198,439       0.0%
*   Lydall, Inc.                                                       14,605     451,733       0.0%
    Manpowergroup, Inc.                                                22,886   1,527,640       0.0%
    Marten Transport, Ltd.                                             47,782     937,483       0.0%
    Matson, Inc.                                                       62,316   1,775,383       0.1%
#   Matthews International Corp. Class A                               12,387     570,793       0.0%
#   McGrath RentCorp                                                   17,552     641,175       0.0%
*   Mfri, Inc.                                                          8,900      81,168       0.0%
    Miller Industries, Inc.                                            20,099     397,357       0.0%
#   Mobile Mini, Inc.                                                  54,461   2,387,026       0.1%
#*  Moog, Inc. Class A                                                 35,339   2,704,847       0.1%
    Mueller Industries, Inc.                                           30,912   1,003,404       0.0%
    Mueller Water Products, Inc. Class A                              185,957   1,835,396       0.1%
#   Multi-Color Corp.                                                     308      15,184       0.0%
*   MYR Group, Inc.                                                    19,582     507,957       0.0%
#   National Presto Industries, Inc.                                      571      36,007       0.0%
*   Navigant Consulting, Inc.                                          12,297     189,251       0.0%
#   NL Industries, Inc.                                                50,651     369,246       0.0%
    NN, Inc.                                                           18,396     459,900       0.0%
    Norfolk Southern Corp.                                            545,229  60,324,137       1.2%
    Northrop Grumman Corp.                                            337,038  46,497,762       0.9%
*   Northwest Pipe Co.                                                  6,690     239,368       0.0%
#*  NOW, Inc.                                                          62,737   1,885,874       0.1%
*   On Assignment, Inc.                                                53,951   1,569,974       0.0%
*   Orbital Sciences Corp.                                             39,656   1,042,953       0.0%
#*  Orion Energy Systems, Inc.                                          1,043       5,997       0.0%
    Oshkosh Corp.                                                      14,466     647,498       0.0%
    Owens Corning                                                     149,300   4,786,558       0.1%
*   PAM Transportation Services, Inc.                                  19,428     835,015       0.0%
    Pentair P.L.C.                                                    117,934   7,907,475       0.2%
*   Pike Corp.                                                         22,013     262,835       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                      ------- ------------ ---------------
Industrials -- (Continued)
#   Powell Industries, Inc.                                             7,529 $    342,795       0.0%
#*  PowerSecure International, Inc.                                    19,459      217,357       0.0%
    Providence and Worcester Railroad Co.                                 850       15,122       0.0%
    Quad/Graphics, Inc.                                                 2,390       52,699       0.0%
    Quanex Building Products Corp.                                     21,431      429,049       0.0%
*   Quanta Services, Inc.                                             168,307    5,735,903       0.1%
    Raytheon Co.                                                       96,954   10,071,582       0.2%
*   RCM Technologies, Inc.                                             20,293      153,009       0.0%
    Regal-Beloit Corp.                                                 16,070    1,140,488       0.0%
#*  Republic Airways Holdings, Inc.                                    48,736      610,175       0.0%
    Republic Services, Inc.                                           429,755   16,502,592       0.3%
    Resources Connection, Inc.                                         25,955      401,524       0.0%
*   Roadrunner Transportation Systems, Inc.                               879       18,116       0.0%
#*  Rush Enterprises, Inc. Class A                                     32,603    1,242,174       0.0%
*   Rush Enterprises, Inc. Class B                                     18,522      598,816       0.0%
    Ryder System, Inc.                                                 89,844    7,948,499       0.2%
*   Saia, Inc.                                                          8,925      437,503       0.0%
    SIFCO Industries, Inc.                                              6,623      225,314       0.0%
    SkyWest, Inc.                                                      38,506      443,589       0.0%
*   SL Industries, Inc.                                                   300       13,500       0.0%
    Southwest Airlines Co.                                            645,761   22,265,839       0.5%
*   Sparton Corp.                                                       9,132      247,477       0.0%
    SPX Corp.                                                          12,803    1,213,596       0.0%
#*  Standard Register Co. (The)                                         4,686       23,992       0.0%
    Standex International Corp.                                        22,341    1,926,911       0.1%
    Stanley Black & Decker, Inc.                                      154,919   14,506,615       0.3%
    Steelcase, Inc. Class A                                            55,469      982,911       0.0%
    Supreme Industries, Inc. Class A                                    1,433        9,529       0.0%
#   TAL International Group, Inc.                                      24,053    1,037,406       0.0%
#   Terex Corp.                                                        27,578      793,419       0.0%
    Tetra Tech, Inc.                                                   45,222    1,212,402       0.0%
#*  Titan Machinery, Inc.                                               2,883       39,670       0.0%
*   TRC Cos., Inc.                                                     28,708      208,994       0.0%
#   Trinity Industries, Inc.                                          183,814    6,563,998       0.1%
    Triumph Group, Inc.                                                57,456    4,000,661       0.1%
*   Tutor Perini Corp.                                                 33,844      947,970       0.0%
#   Twin Disc, Inc.                                                       900       23,418       0.0%
    Tyco International, Ltd.                                          240,619   10,329,774       0.2%
*   Ultralife Corp.                                                     3,309       10,490       0.0%
    UniFirst Corp.                                                     18,705    2,086,730       0.1%
    Union Pacific Corp.                                               888,128  103,422,506       2.0%
#   United Stationers, Inc.                                            24,021    1,003,357       0.0%
    Universal Forest Products, Inc.                                    31,800    1,589,046       0.0%
#*  USA Truck, Inc.                                                    15,105      255,274       0.0%
*   Vectrus, Inc.                                                       4,069       99,446       0.0%
*   Veritiv Corp.                                                       9,437      425,703       0.0%
*   Versar, Inc.                                                        5,526       17,960       0.0%
    Viad Corp.                                                         27,114      691,678       0.0%
*   Virco Manufacturing Corp.                                          12,601       34,149       0.0%
    VSE Corp.                                                             305       18,385       0.0%
    Waste Connections, Inc.                                             2,800      139,720       0.0%
#   Watts Water Technologies, Inc. Class A                             53,615    3,250,677       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Industrials -- (Continued)
#   Werner Enterprises, Inc.                                             34,105 $    939,252       0.0%
#*  Wesco Aircraft Holdings, Inc.                                         6,228      110,547       0.0%
#*  WESCO International, Inc.                                            11,687      963,126       0.0%
*   Willdan Group, Inc.                                                   1,000       13,120       0.0%
*   Willis Lease Finance Corp.                                            6,713      153,124       0.0%
#*  XPO Logistics, Inc.                                                  12,216      487,663       0.0%
                                                                                ------------      ----
Total Industrials                                                                739,465,386      14.4%
                                                                                ------------      ----
Information Technology -- (6.9%)
    Activision Blizzard, Inc.                                           982,162   19,594,132       0.4%
*   Actua Corp.                                                           1,184       22,259       0.0%
*   Acxiom Corp.                                                          7,769      146,368       0.0%
*   Advanced Energy Industries, Inc.                                     47,985      949,143       0.0%
#*  Agilysys, Inc.                                                       16,899      190,959       0.0%
*   Alpha & Omega Semiconductor, Ltd.                                       419        3,884       0.0%
*   Amtech Systems, Inc.                                                  8,571       90,253       0.0%
#*  ANADIGICS, Inc.                                                      33,721       23,942       0.0%
*   AOL, Inc.                                                           105,592    4,596,420       0.1%
*   ARRIS Group, Inc.                                                   140,787    4,226,426       0.1%
*   Arrow Electronics, Inc.                                             182,170   10,358,186       0.2%
    Astro-Med, Inc.                                                       6,285       84,282       0.0%
    Avnet, Inc.                                                         139,400    6,029,050       0.1%
    AVX Corp.                                                           172,540    2,491,478       0.1%
    Aware, Inc.                                                          14,326       61,888       0.0%
*   Axcelis Technologies, Inc.                                              700        1,526       0.0%
*   AXT, Inc.                                                            20,506       48,394       0.0%
    Bel Fuse, Inc. Class A                                                4,174      106,020       0.0%
    Bel Fuse, Inc. Class B                                               18,286      517,311       0.0%
*   Benchmark Electronics, Inc.                                          93,903    2,227,379       0.1%
    Black Box Corp.                                                      26,448      581,591       0.0%
*   Blackhawk Network Holdings, Inc. Class B                             25,926      865,928       0.0%
#*  Blucora, Inc.                                                        81,156    1,375,594       0.0%
    Brocade Communications Systems, Inc.                                461,513    4,952,034       0.1%
    Brooks Automation, Inc.                                              50,847      626,943       0.0%
*   Bsquare Corp.                                                         4,065       15,894       0.0%
*   BTU International, Inc.                                               1,600        5,328       0.0%
*   CACI International, Inc. Class A                                     24,830    2,043,261       0.1%
*   Calix, Inc.                                                          16,027      173,252       0.0%
*   Cascade Microtech, Inc.                                              24,071      258,523       0.0%
*   Checkpoint Systems, Inc.                                             27,235      361,136       0.0%
*   CIBER, Inc.                                                          38,465      125,781       0.0%
    Cisco Systems, Inc.                                                 215,874    5,282,437       0.1%
    Cohu, Inc.                                                           40,815      416,313       0.0%
    Communications Systems, Inc.                                         12,612      149,200       0.0%
    Computer Sciences Corp.                                             205,559   12,415,764       0.3%
    Comtech Telecommunications Corp.                                     15,569      592,712       0.0%
    Concurrent Computer Corp.                                            13,740       97,554       0.0%
#   Convergys Corp.                                                     197,364    3,980,832       0.1%
*   CoreLogic, Inc.                                                      96,545    3,028,617       0.1%
    Corning, Inc.                                                     1,201,485   24,546,339       0.5%
#*  Cray, Inc.                                                           12,866      445,936       0.0%
    CSP, Inc.                                                             2,414       19,240       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Information Technology -- (Continued)
    CTS Corp.                                                          66,936 $ 1,231,622       0.0%
*   CyberOptics Corp.                                                   9,134      83,576       0.0%
*   Datalink Corp.                                                      1,412      17,862       0.0%
*   Digi International, Inc.                                           27,638     228,843       0.0%
*   Digital River, Inc.                                                18,905     483,401       0.0%
*   Diodes, Inc.                                                        4,709     121,633       0.0%
*   DSP Group, Inc.                                                    46,713     452,649       0.0%
#   EarthLink Holdings Corp.                                           83,735     299,771       0.0%
*   EchoStar Corp. Class A                                             23,551   1,100,538       0.0%
*   Edgewater Technology, Inc.                                         13,603      96,037       0.0%
#   Electro Rent Corp.                                                 40,561     618,150       0.0%
#   Electro Scientific Industries, Inc.                                 8,785      62,373       0.0%
#*  Electronics for Imaging, Inc.                                      58,110   2,656,789       0.1%
*   Emcore Corp.                                                          744       3,839       0.0%
*   Emulex Corp.                                                       16,147      91,392       0.0%
#*  EnerNOC, Inc.                                                      13,197     194,920       0.0%
*   Entegris, Inc.                                                        300       4,074       0.0%
    EPIQ Systems, Inc.                                                 23,453     376,186       0.0%
*   ePlus, Inc.                                                         8,745     534,057       0.0%
*   Euronet Worldwide, Inc.                                            23,278   1,249,330       0.0%
#*  Exar Corp.                                                         51,341     490,307       0.0%
*   Fabrinet                                                            4,055      73,842       0.0%
#*  Fairchild Semiconductor International, Inc.                       118,008   1,811,423       0.1%
    Fidelity National Information Services, Inc.                      151,857   8,866,930       0.2%
#*  Finisar Corp.                                                      61,526   1,028,715       0.0%
#*  First Solar, Inc.                                                  28,266   1,664,867       0.1%
*   FormFactor, Inc.                                                   30,568     243,627       0.0%
*   Frequency Electronics, Inc.                                        16,953     192,417       0.0%
*   GSE Systems, Inc.                                                  17,638      26,633       0.0%
*   GSI Technology, Inc.                                                5,863      28,201       0.0%
    Hackett Group, Inc. (The)                                          53,321     373,780       0.0%
#*  Harmonic, Inc.                                                     22,962     153,157       0.0%
    Hewlett-Packard Co.                                               759,615  27,254,986       0.5%
*   Hutchinson Technology, Inc.                                        22,425      80,057       0.0%
    IAC/InterActiveCorp                                               125,298   8,481,422       0.2%
*   ID Systems, Inc.                                                   17,291     129,682       0.0%
*   Identiv, Inc.                                                       1,017       9,509       0.0%
*   Ingram Micro, Inc. Class A                                        277,679   7,452,904       0.2%
*   Insight Enterprises, Inc.                                          42,100     957,775       0.0%
*   Integrated Device Technology, Inc.                                177,893   2,919,224       0.1%
    Integrated Silicon Solution, Inc.                                  42,178     572,777       0.0%
    Intel Corp.                                                       176,618   6,006,778       0.1%
#*  Internap Network Services Corp.                                    32,386     259,412       0.0%
*   International Rectifier Corp.                                      79,000   3,141,830       0.1%
*   Interphase Corp.                                                    2,999       8,787       0.0%
    Intersil Corp. Class A                                            119,798   1,592,115       0.0%
#*  Intevac, Inc.                                                       5,943      43,978       0.0%
*   IntriCon Corp.                                                      2,835      17,379       0.0%
#*  Itron, Inc.                                                        33,397   1,300,145       0.0%
    IXYS Corp.                                                          3,055      35,652       0.0%
    Juniper Networks, Inc.                                            212,100   4,468,947       0.1%
#*  Kemet Corp.                                                         2,700      12,960       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Information Technology -- (Continued)
*   Key Tronic Corp.                                                   17,623 $   144,861       0.0%
*   Kulicke & Soffa Industries, Inc.                                   71,688   1,033,741       0.0%
*   KVH Industries, Inc.                                               35,149     454,125       0.0%
*   Lattice Semiconductor Corp.                                       108,469     727,827       0.0%
    Leidos Holdings, Inc.                                              10,850     396,784       0.0%
#   Lexmark International, Inc. Class A                                35,849   1,547,243       0.0%
#*  Limelight Networks, Inc.                                           18,463      45,050       0.0%
#   ManTech International Corp. Class A                                 2,048      57,672       0.0%
    Marvell Technology Group, Ltd.                                    166,418   2,236,658       0.1%
#*  Maxwell Technologies, Inc.                                          2,521      29,395       0.0%
    Mentor Graphics Corp.                                              35,620     754,788       0.0%
*   Mercury Systems, Inc.                                               2,055      28,729       0.0%
    Methode Electronics, Inc.                                          79,272   3,121,731       0.1%
*   Micron Technology, Inc.                                           758,908  25,112,266       0.5%
    MKS Instruments, Inc.                                              61,200   2,227,680       0.1%
    MOCON, Inc.                                                           700      10,801       0.0%
#*  ModusLink Global Solutions, Inc.                                   68,955     241,342       0.0%
#*  Nanometrics, Inc.                                                  13,265     179,608       0.0%
*   NCI, Inc. Class A                                                     686       6,983       0.0%
*   NETGEAR, Inc.                                                         428      14,569       0.0%
*   Newport Corp.                                                      64,756   1,158,485       0.0%
#*  Novatel Wireless, Inc.                                             22,113      63,022       0.0%
*   OmniVision Technologies, Inc.                                      37,132     994,395       0.0%
    Oplink Communications, Inc.                                        38,456     801,808       0.0%
    Optical Cable Corp.                                                10,793      50,079       0.0%
*   PAR Technology Corp.                                               15,130      77,753       0.0%
    Park Electrochemical Corp.                                          1,642      42,364       0.0%
    PC Connection, Inc.                                                39,267     936,518       0.0%
    PC-Tel, Inc.                                                       33,870     260,799       0.0%
*   PCM, Inc.                                                          10,471     101,150       0.0%
    Perceptron, Inc.                                                    8,428      84,870       0.0%
*   Pericom Semiconductor Corp.                                        37,284     407,514       0.0%
#*  Photronics, Inc.                                                   79,712     716,611       0.0%
*   Planar Systems, Inc.                                                3,449      12,485       0.0%
*   Plexus Corp.                                                       10,626     439,385       0.0%
*   PMC-Sierra, Inc.                                                  102,988     802,276       0.0%
*   Polycom, Inc.                                                      36,977     483,659       0.0%
*   Qualstar Corp.                                                     11,500      14,145       0.0%
*   Qumu Corp.                                                            800      11,968       0.0%
*   Rambus, Inc.                                                        1,069      12,240       0.0%
*   RealNetworks, Inc.                                                 20,552     141,809       0.0%
    Reis, Inc.                                                         13,511     316,157       0.0%
#   RF Industries, Ltd.                                                 2,823      12,845       0.0%
    Richardson Electronics, Ltd.                                       24,525     245,495       0.0%
#*  Rofin-Sinar Technologies, Inc.                                      4,978     111,457       0.0%
*   Rogers Corp.                                                        7,543     515,715       0.0%
*   Rovi Corp.                                                         19,000     396,720       0.0%
*   Rudolph Technologies, Inc.                                         22,160     194,565       0.0%
    SanDisk Corp.                                                      13,097   1,232,952       0.0%
*   Sanmina Corp.                                                      39,846     998,939       0.0%
*   ScanSource, Inc.                                                   14,745     562,964       0.0%
#   Science Applications International Corp.                            6,199     303,193       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Information Technology -- (Continued)
*   Seachange International, Inc.                                        29,972 $    202,611       0.0%
*   ShoreTel, Inc.                                                        3,200       25,888       0.0%
#*  Sonus Networks, Inc.                                                 33,110      114,892       0.0%
*   Spansion, Inc. Class A                                               21,173      435,740       0.0%
#*  Speed Commerce, Inc.                                                    336          998       0.0%
*   SS&C Technologies Holdings, Inc.                                     25,793    1,246,318       0.0%
#*  StarTek, Inc.                                                        24,613      185,090       0.0%
#*  SunEdison, Inc.                                                     154,224    3,008,910       0.1%
#*  SunPower Corp.                                                       18,322      583,372       0.0%
*   Super Micro Computer, Inc.                                            5,886      188,117       0.0%
*   support.com, Inc.                                                    25,400       54,102       0.0%
*   Sykes Enterprises, Inc.                                              20,292      437,090       0.0%
#   SYNNEX Corp.                                                         55,900    3,867,162       0.1%
*   Tech Data Corp.                                                      82,952    4,953,893       0.1%
*   TeleCommunication Systems, Inc. Class A                              54,047      155,655       0.0%
*   Telenav, Inc.                                                         9,865       71,225       0.0%
    Teradyne, Inc.                                                       26,789      492,918       0.0%
#   Tessco Technologies, Inc.                                             8,689      275,876       0.0%
    Tessera Technologies, Inc.                                           48,635    1,478,018       0.0%
    TheStreet, Inc.                                                      35,273       80,775       0.0%
*   TriQuint Semiconductor, Inc.                                         59,493    1,286,834       0.0%
#*  TTM Technologies, Inc.                                               62,635      432,808       0.0%
    United Online, Inc.                                                  17,780      199,492       0.0%
#*  Veeco Instruments, Inc.                                              15,978      575,048       0.0%
*   Viasystems Group, Inc.                                               11,376      180,537       0.0%
*   Virtusa Corp.                                                        30,064    1,232,023       0.0%
#   Vishay Intertechnology, Inc.                                        228,349    3,084,995       0.1%
*   Vishay Precision Group, Inc.                                         24,277      412,466       0.0%
*   Westell Technologies, Inc. Class A                                   11,429       15,315       0.0%
    Western Digital Corp.                                               212,781   20,931,267       0.4%
*   Xcerra Corp.                                                         20,165      171,201       0.0%
    Xerox Corp.                                                       1,188,277   15,780,319       0.3%
*   XO Group, Inc.                                                        6,284       79,995       0.0%
*   Yahoo!, Inc.                                                      1,048,770   48,295,858       1.0%
*   Zynga, Inc. Class A                                                 170,882      435,749       0.0%
                                                                                ------------       ---
Total Information Technology                                                     365,585,516       7.1%
                                                                                ------------       ---
Materials -- (3.0%)
    A Schulman, Inc.                                                     32,960    1,167,114       0.0%
    Alcoa, Inc.                                                         888,828   14,896,757       0.3%
#   Allegheny Technologies, Inc.                                         22,777      748,224       0.0%
#*  AM Castle & Co.                                                      24,982      183,618       0.0%
    Ampco-Pittsburgh Corp.                                                4,007       87,312       0.0%
    Ashland, Inc.                                                       112,560   12,164,359       0.3%
    Axiall Corp.                                                         26,423    1,064,847       0.0%
    Bemis Co., Inc.                                                      24,092      926,819       0.0%
    Cabot Corp.                                                          46,280    2,148,780       0.1%
*   Century Aluminum Co.                                                 15,822      463,268       0.0%
#*  Chemtura Corp.                                                       49,368    1,149,781       0.0%
*   Clearwater Paper Corp.                                               16,822    1,082,496       0.0%
#   Cliffs Natural Resources, Inc.                                       35,738      401,338       0.0%
    Commercial Metals Co.                                                85,208    1,473,246       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Materials -- (Continued)
*   Core Molding Technologies, Inc.                                    11,847 $   157,565       0.0%
    Cytec Industries, Inc.                                            129,400   6,033,922       0.1%
    Domtar Corp.                                                       61,834   2,539,522       0.1%
    Dow Chemical Co. (The)                                             14,000     691,600       0.0%
*   Ferro Corp.                                                        42,247     554,281       0.0%
    Freeport-McMoRan, Inc.                                            327,519   9,334,291       0.2%
    Friedman Industries, Inc.                                          13,926     106,395       0.0%
    FutureFuel Corp.                                                    6,104      81,305       0.0%
*   Graphic Packaging Holding Co.                                     154,000   1,868,020       0.0%
    Greif, Inc. Class A                                                 4,885     215,233       0.0%
*   Headwaters, Inc.                                                   23,663     300,520       0.0%
#*  Horsehead Holding Corp.                                            49,015     770,026       0.0%
    Huntsman Corp.                                                     50,242   1,225,905       0.0%
    International Paper Co.                                           493,615  24,986,791       0.5%
    Kaiser Aluminum Corp.                                              27,181   1,890,439       0.1%
*   KapStone Paper and Packaging Corp.                                 80,984   2,491,068       0.1%
*   Kraton Performance Polymers, Inc.                                   5,435      97,232       0.0%
#   Kronos Worldwide, Inc.                                              4,331      58,209       0.0%
#*  Landec Corp.                                                       37,056     466,535       0.0%
#*  Louisiana-Pacific Corp.                                           173,457   2,532,472       0.1%
    LyondellBasell Industries NV Class A                               71,793   6,578,393       0.1%
#   Martin Marietta Materials, Inc.                                    23,633   2,763,170       0.1%
#   Materion Corp.                                                     18,497     729,707       0.0%
    MeadWestvaco Corp.                                                188,451   8,323,881       0.2%
*   Mercer International, Inc.                                         21,725     273,300       0.0%
    Minerals Technologies, Inc.                                        34,280   2,629,619       0.1%
    Mosaic Co. (The)                                                   17,274     765,411       0.0%
    Myers Industries, Inc.                                             64,720     966,917       0.0%
    Neenah Paper, Inc.                                                  7,684     468,801       0.0%
    Newmont Mining Corp.                                               32,446     608,687       0.0%
*   Northern Technologies International Corp.                           3,035      56,815       0.0%
    Nucor Corp.                                                        83,945   4,538,067       0.1%
#   Olin Corp.                                                         62,261   1,509,207       0.0%
#   Olympic Steel, Inc.                                                 9,986     200,918       0.0%
#   OM Group, Inc.                                                     42,299   1,101,043       0.0%
*   Penford Corp.                                                      21,864     412,136       0.0%
    PH Glatfelter Co.                                                  50,600   1,276,638       0.0%
#   PolyOne Corp.                                                       8,983     332,461       0.0%
    Reliance Steel & Aluminum Co.                                      93,801   6,329,691       0.1%
*   Resolute Forest Products, Inc.                                      1,817      33,723       0.0%
    Rock-Tenn Co. Class A                                              53,600   2,741,640       0.1%
*   RTI International Metals, Inc.                                     50,032   1,178,254       0.0%
#   Schnitzer Steel Industries, Inc. Class A                              400       9,420       0.0%
    Sensient Technologies Corp.                                        38,101   2,254,817       0.1%
    Steel Dynamics, Inc.                                               94,919   2,184,086       0.1%
#*  Stillwater Mining Co.                                              59,549     781,878       0.0%
*   SunCoke Energy, Inc.                                               62,210   1,486,819       0.0%
    Synalloy Corp.                                                      5,144      83,076       0.0%
    Tredegar Corp.                                                     40,177     764,167       0.0%
    Tronox, Ltd. Class A                                                1,600      38,688       0.0%
#*  Universal Stainless & Alloy Products, Inc.                          9,093     233,781       0.0%
    Vulcan Materials Co.                                               58,246   3,594,361       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                 SHARES       VALUE+     OF NET ASSETS**
                                                                               ---------- -------------- ---------------
Materials -- (Continued)
#            Wausau Paper Corp.                                                    13,070 $      129,262       0.0%
             Westlake Chemical Corp.                                              158,152     11,157,624       0.2%
             Worthington Industries, Inc.                                          47,320      1,828,918       0.0%
                                                                                          --------------      ----
Total Materials                                                                              162,724,666       3.2%
                                                                                          --------------      ----
Other -- (0.0%)
(degrees)*   Gerber Scientific, Inc. Escrow Shares                                 47,409             --       0.0%
(degrees)*   Petrocorp, Inc. Escrow Shares                                            900             --       0.0%
                                                                                          --------------      ----
Total Other                                                                                           --       0.0%
                                                                                          --------------      ----
Telecommunication Services -- (4.0%)
#            AT&T, Inc.                                                         4,073,875    141,933,805       2.8%
#            Atlantic Tele-Network, Inc.                                               84          5,644       0.0%
             CenturyLink, Inc.                                                    510,163     21,161,561       0.4%
#            Frontier Communications Corp.                                        696,949      4,558,047       0.1%
*            General Communication, Inc. Class A                                   45,867        538,020       0.0%
#*           Iridium Communications, Inc.                                          14,800        140,600       0.0%
             Lumos Networks Corp.                                                     500          8,600       0.0%
#*           ORBCOMM, Inc.                                                         44,499        281,234       0.0%
*            Premiere Global Services, Inc.                                         2,000         20,940       0.0%
#            Shenandoah Telecommunications Co.                                      3,026         89,539       0.0%
             Spok Holdings, Inc.                                                   12,522        203,357       0.0%
#*           Sprint Corp.                                                         824,326      4,888,253       0.1%
*            T-Mobile US, Inc.                                                    113,786      3,321,413       0.1%
             Telephone & Data Systems, Inc.                                       154,629      3,964,688       0.1%
#*           United States Cellular Corp.                                          33,568      1,222,547       0.0%
             Verizon Communications, Inc.                                         644,888     32,405,622       0.6%
*            Vonage Holdings Corp.                                                 85,934        299,050       0.0%
                                                                                          --------------      ----
Total Telecommunication Services                                                             215,042,920       4.2%
                                                                                          --------------      ----
Utilities -- (0.3%)
*            Calpine Corp.                                                         62,921      1,435,857       0.0%
             Consolidated Water Co., Ltd.                                           6,656         79,806       0.0%
             NRG Energy, Inc.                                                     367,799     11,026,614       0.2%
#            Ormat Technologies, Inc.                                              20,134        582,879       0.0%
#            SJW Corp.                                                              6,569        209,945       0.0%
             UGI Corp.                                                             78,988      2,977,058       0.1%
                                                                                          --------------      ----
Total Utilities                                                                               16,312,159       0.3%
                                                                                          --------------      ----
TOTAL COMMON STOCKS                                                                        5,127,402,862      99.7%
                                                                                          --------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights              8,393         21,150       0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                        8,220             --       0.0%
(degrees)#*  Sears Holdings Corp. Rights 11/07/14                                  25,182            605       0.0%
                                                                                          --------------      ----
TOTAL RIGHTS/WARRANTS                                                                             21,755       0.0%
                                                                                          --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.4%)
             State Street Institutional Liquid Reserves, 0.077%                20,061,382     20,061,382       0.4%
                                                                                          --------------      ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS**
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@  DFA Short Term Investment Fund                                    14,553,369 $  168,382,482        3.2%
                                                                                   --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,951,388,341)                                $5,315,868,481      103.3%
                                                                                   ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                                --------------   ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  920,438,391             --   --    $  920,438,391
   Consumer Staples                370,555,829             --   --       370,555,829
   Energy                          822,464,980             --   --       822,464,980
   Financials                      989,919,534   $     27,669   --       989,947,203
   Health Care                     524,865,812             --   --       524,865,812
   Industrials                     739,465,174            212   --       739,465,386
   Information Technology          365,585,516             --   --       365,585,516
   Materials                       162,724,666             --   --       162,724,666
   Other                                    --             --   --                --
   Telecommunication Services      215,042,920             --   --       215,042,920
   Utilities                        16,312,159             --   --        16,312,159
Rights/Warrants                             --         21,755   --            21,755
Temporary Cash Investments          20,061,382             --   --        20,061,382
Securities Lending Collateral               --    168,382,482   --       168,382,482
                                --------------   ------------   --    --------------
TOTAL                           $5,147,436,363   $168,432,118   --    $5,315,868,481
                                ==============   ============   ==    ==============

                   CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
COMMON STOCKS -- (89.8%)
Consumer Discretionary -- (14.6%)
*   1-800-Flowers.com, Inc. Class A                                                    600   $            4,818               0.0%
    Aaron's, Inc.                                                                    1,900               47,044               0.1%
#   Abercrombie & Fitch Co. Class A                                                    400               13,392               0.0%
    Advance Auto Parts, Inc.                                                           200               29,392               0.0%
#*  Aeropostale, Inc.                                                                1,830                5,508               0.0%
    AH Belo Corp. Class A                                                              600                6,906               0.0%
*   Amazon.com, Inc.                                                                   700              213,822               0.2%
#*  AMC Networks, Inc. Class A                                                         250               15,163               0.0%
#*  America's Car-Mart, Inc.                                                           400               18,392               0.0%
*   American Axle & Manufacturing Holdings, Inc.                                       800               15,464               0.0%
    American Eagle Outfitters, Inc.                                                  2,800               36,036               0.0%
*   ANN, Inc.                                                                        1,000               38,390               0.1%
*   Apollo Education Group, Inc. Class A                                               900               25,794               0.0%
*   Asbury Automotive Group, Inc.                                                      900               63,036               0.1%
*   Ascena Retail Group, Inc.                                                        1,500               18,675               0.0%
*   Ascent Capital Group, Inc. Class A                                                 200               12,860               0.0%
#   Autoliv, Inc.                                                                      600               55,044               0.1%
*   AutoNation, Inc.                                                                 1,520               87,035               0.1%
*   Ballantyne Strong, Inc.                                                            500                2,245               0.0%
#*  Barnes & Noble, Inc.                                                             1,693               36,941               0.0%
    Beasley Broadcasting Group, Inc. Class A                                           300                1,410               0.0%
#*  Bed Bath & Beyond, Inc.                                                          1,568              105,589               0.1%
*   Belmond, Ltd. Class A                                                            1,713               19,631               0.0%
    Best Buy Co., Inc.                                                               2,340               79,888               0.1%
    Big 5 Sporting Goods Corp.                                                         600                7,386               0.0%
    Big Lots, Inc.                                                                   1,158               52,863               0.1%
*   Biglari Holdings, Inc.                                                              60               20,950               0.0%
*   Blue Nile, Inc.                                                                     47                1,669               0.0%
    Bob Evans Farms, Inc.                                                              700               34,195               0.0%
*   Books-A-Million, Inc.                                                              600                  870               0.0%
    BorgWarner, Inc.                                                                 1,435               81,824               0.1%
*   Bravo Brio Restaurant Group, Inc.                                                  181                2,510               0.0%
*   Bridgepoint Education, Inc.                                                        721                9,113               0.0%
*   Bright Horizons Family Solutions, Inc.                                             272               12,120               0.0%
    Brinker International, Inc.                                                        525               28,161               0.0%
    Brown Shoe Co., Inc.                                                             1,300               34,567               0.0%
#   Brunswick Corp.                                                                  1,022               47,830               0.1%
#   Buckle, Inc. (The)                                                                 400               19,732               0.0%
#*  Buffalo Wild Wings, Inc.                                                           400               59,712               0.1%
#*  Build-A-Bear Workshop, Inc.                                                        500                8,475               0.0%
#   Burger King Worldwide, Inc.                                                        531               17,353               0.0%
#*  Cabela's, Inc.                                                                     700               33,614               0.0%
    Callaway Golf Co.                                                                  980                7,683               0.0%
*   Cambium Learning Group, Inc.                                                     1,078                1,649               0.0%
    Capella Education Co.                                                              231               16,341               0.0%
#*  CarMax, Inc.                                                                     1,641               91,748               0.1%
*   Carmike Cinemas, Inc.                                                              300                9,615               0.0%
    Carnival Corp.                                                                     982               39,427               0.1%
*   Carrols Restaurant Group, Inc.                                                     433                3,338               0.0%
    Carter's, Inc.                                                                   1,000               78,130               0.1%
    Cato Corp. (The) Class A                                                           700               24,969               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Consumer Discretionary -- (Continued)
*   Cavco Industries, Inc.                                                             200   $           14,574               0.0%
    CBS Corp. Class B                                                                3,000              162,660               0.2%
*   Charter Communications, Inc. Class A                                               336               53,219               0.1%
#   Cheesecake Factory, Inc. (The)                                                   1,265               58,114               0.1%
    Chico's FAS, Inc.                                                                2,100               31,668               0.0%
#   Children's Place, Inc. (The)                                                       500               24,625               0.0%
    Choice Hotels International, Inc.                                                  490               26,215               0.0%
*   Christopher & Banks Corp.                                                          700                4,571               0.0%
    Cinemark Holdings, Inc.                                                          1,436               50,720               0.1%
    Coach, Inc.                                                                        500               17,190               0.0%
    Columbia Sportswear Co.                                                            800               30,832               0.0%
    Comcast Corp. Class A                                                           12,595              697,133               0.8%
#   Comcast Corp. Special Class A                                                    2,900              159,906               0.2%
#*  Conn's, Inc.                                                                       989               30,768               0.0%
    Cooper Tire & Rubber Co.                                                         1,440               46,382               0.1%
    Core-Mark Holding Co., Inc.                                                        400               23,212               0.0%
#   Cracker Barrel Old Country Store, Inc.                                             400               46,140               0.1%
*   Crocs, Inc.                                                                      1,302               15,207               0.0%
    CST Brands, Inc.                                                                 1,621               62,003               0.1%
    Culp, Inc.                                                                         500                9,485               0.0%
#*  Cumulus Media, Inc. Class A                                                        400                1,544               0.0%
    Dana Holding Corp.                                                               4,036               82,577               0.1%
#   Darden Restaurants, Inc.                                                           500               25,890               0.0%
*   Deckers Outdoor Corp.                                                              400               34,984               0.0%
    Delphi Automotive P.L.C.                                                           500               34,490               0.0%
    Destination Maternity Corp.                                                        400                5,992               0.0%
    DeVry Education Group, Inc.                                                      1,197               57,947               0.1%
    Dick's Sporting Goods, Inc.                                                        541               24,545               0.0%
    Dillard's, Inc. Class A                                                          1,400              148,064               0.2%
    DineEquity, Inc.                                                                   566               50,351               0.1%
*   DIRECTV                                                                            802               69,606               0.1%
*   Discovery Communications, Inc.                                                     900               31,491               0.0%
#*  Discovery Communications, Inc. Class A                                             300               10,605               0.0%
*   DISH Network Corp. Class A                                                         200               12,730               0.0%
#*  Dixie Group, Inc. (The)                                                            400                3,152               0.0%
*   Dollar General Corp.                                                             2,376              148,904               0.2%
*   Dollar Tree, Inc.                                                                  986               59,722               0.1%
    Domino's Pizza, Inc.                                                               600               53,274               0.1%
#*  Dorman Products, Inc.                                                              800               37,088               0.1%
    DR Horton, Inc.                                                                  2,100               47,859               0.1%
#*  DreamWorks Animation SKG, Inc. Class A                                             700               15,596               0.0%
    Drew Industries, Inc.                                                              407               19,560               0.0%
    DSW, Inc. Class A                                                                  600               17,790               0.0%
#   Dunkin' Brands Group, Inc.                                                         926               42,114               0.1%
#   Ethan Allen Interiors, Inc.                                                        800               22,640               0.0%
#*  EW Scripps Co. (The) Class A                                                     1,151               22,099               0.0%
    Expedia, Inc.                                                                      571               48,518               0.1%
*   Express, Inc.                                                                    1,624               24,311               0.0%
    Family Dollar Stores, Inc.                                                         500               39,145               0.1%
*   Federal-Mogul Holdings Corp.                                                     1,897               29,612               0.0%
*   Fiesta Restaurant Group, Inc.                                                      433               23,880               0.0%
    Finish Line, Inc. (The) Class A                                                    700               18,529               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Consumer Discretionary -- (Continued)
    Foot Locker, Inc.                                                                3,300   $          184,833               0.2%
    Ford Motor Co.                                                                  16,225              228,610               0.3%
*   Fossil Group, Inc.                                                                 600               60,996               0.1%
    Frisch's Restaurants, Inc.                                                         100                2,568               0.0%
*   FTD Cos., Inc.                                                                     440               15,479               0.0%
#*  G-III Apparel Group, Ltd.                                                          600               47,610               0.1%
#   GameStop Corp. Class A                                                           3,194              136,575               0.2%
    Gannett Co., Inc.                                                                2,462               77,553               0.1%
    Gap, Inc. (The)                                                                    893               33,836               0.0%
#   Garmin, Ltd.                                                                     1,300               72,124               0.1%
    General Motors Co.                                                               5,930              186,202               0.2%
*   Genesco, Inc.                                                                      400               30,676               0.0%
    Gentex Corp.                                                                       880               28,811               0.0%
*   Gentherm, Inc.                                                                     750               31,275               0.0%
    Genuine Parts Co.                                                                  500               48,540               0.1%
    GNC Holdings, Inc. Class A                                                       1,404               58,364               0.1%
    Goodyear Tire & Rubber Co. (The)                                                   700               16,961               0.0%
*   Grand Canyon Education, Inc.                                                       866               41,481               0.1%
*   Gray Television, Inc.                                                            1,180               10,903               0.0%
    Group 1 Automotive, Inc.                                                           500               42,715               0.1%
#*  Groupon, Inc.                                                                    1,700               12,427               0.0%
    Guess?, Inc.                                                                     1,374               30,462               0.0%
    H&R Block, Inc.                                                                    800               25,848               0.0%
    Hanesbrands, Inc.                                                                  700               73,927               0.1%
    Harley-Davidson, Inc.                                                            2,100              137,970               0.2%
    Harman International Industries, Inc.                                              171               18,355               0.0%
    Harte-Hanks, Inc.                                                                1,200                7,812               0.0%
#   Hasbro, Inc.                                                                       400               23,012               0.0%
    Haverty Furniture Cos., Inc.                                                       600               13,206               0.0%
*   Helen of Troy, Ltd.                                                                522               32,286               0.0%
#*  hhgregg, Inc.                                                                      800                4,144               0.0%
#*  Hibbett Sports, Inc.                                                               267               12,119               0.0%
#*  Hollywood Media Corp.                                                              300                  333               0.0%
    Home Depot, Inc. (The)                                                           2,736              266,815               0.3%
    Hooker Furniture Corp.                                                             200                3,058               0.0%
#   HSN, Inc.                                                                          596               39,378               0.1%
*   Hyatt Hotels Corp. Class A                                                         242               14,331               0.0%
#*  Iconix Brand Group, Inc.                                                           900               36,009               0.0%
    International Speedway Corp. Class A                                               600               18,798               0.0%
    Interpublic Group of Cos., Inc. (The)                                            3,346               64,879               0.1%
    Interval Leisure Group, Inc.                                                       900               18,936               0.0%
#*  ITT Educational Services, Inc.                                                     200                2,022               0.0%
    Jack in the Box, Inc.                                                              900               63,936               0.1%
#*  JAKKS Pacific, Inc.                                                                662                4,224               0.0%
#*  JC Penney Co., Inc.                                                              1,671               12,716               0.0%
    John Wiley & Sons, Inc. Class A                                                    940               54,887               0.1%
    John Wiley & Sons, Inc. Class B                                                     70                4,083               0.0%
    Johnson Controls, Inc.                                                           2,000               94,500               0.1%
*   Journal Communications, Inc. Class A                                             1,600               15,696               0.0%
*   K12, Inc.                                                                          700                8,680               0.0%
#*  Kate Spade & Co.                                                                   728               19,751               0.0%
#   KB Home                                                                          1,375               21,643               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Consumer Discretionary -- (Continued)
#*  Kirkland's, Inc.                                                                   474   $            8,437               0.0%
#   Kohl's Corp.                                                                     1,498               81,222               0.1%
#*  Krispy Kreme Doughnuts, Inc.                                                       900               17,028               0.0%
    L Brands, Inc.                                                                     400               28,848               0.0%
    La-Z-Boy, Inc.                                                                     800               18,288               0.0%
*   Lakeland Industries, Inc.                                                          200                2,820               0.0%
#   Lamar Advertising Co. Class A                                                      602               31,093               0.0%
#*  Lands' End, Inc.                                                                   270               12,817               0.0%
*   LeapFrog Enterprises, Inc.                                                       1,200                6,384               0.0%
    Lear Corp.                                                                       1,021               94,442               0.1%
*   Learning Tree International, Inc.                                                  500                1,240               0.0%
*   Lee Enterprises, Inc.                                                            2,000                7,460               0.0%
    Leggett & Platt, Inc.                                                            1,660               65,371               0.1%
#   Lennar Corp. Class A                                                               917               39,504               0.1%
*   Libbey, Inc.                                                                       853               24,524               0.0%
#*  Liberty Global P.L.C. Class A                                                    1,460               66,386               0.1%
*   Liberty Global P.L.C. Class C                                                    3,880              172,544               0.2%
*   Liberty Interactive Corp. Class A                                                2,169               56,698               0.1%
*   Liberty Media Corp.                                                              1,480               70,936               0.1%
*   Liberty Media Corp. Class A                                                        740               35,535               0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                                         620               19,580               0.0%
*   Liberty Ventures Series A                                                          928               32,573               0.0%
#*  Life Time Fitness, Inc.                                                          1,034               57,666               0.1%
#   Lifetime Brands, Inc.                                                              500                8,555               0.0%
*   LIN Media LLC Class A                                                              746               17,852               0.0%
#   Lincoln Educational Services Corp.                                                 300                  795               0.0%
#   Lions Gate Entertainment Corp.                                                     905               29,983               0.0%
    Lithia Motors, Inc. Class A                                                        600               46,572               0.1%
*   Live Nation Entertainment, Inc.                                                  3,300               85,800               0.1%
*   LKQ Corp.                                                                        3,200               91,424               0.1%
*   Loral Space & Communications, Inc.                                                 200               15,300               0.0%
    Lowe's Cos., Inc.                                                                1,600               91,520               0.1%
*   Luby's, Inc.                                                                     1,000                4,990               0.0%
#*  Lululemon Athletica, Inc.                                                          200                8,330               0.0%
#*  Lumber Liquidators Holdings, Inc.                                                  171                9,195               0.0%
*   M/I Homes, Inc.                                                                    500               10,770               0.0%
    Macy's, Inc.                                                                     1,400               80,948               0.1%
#*  Madison Square Garden Co. (The) Class A                                          1,250               94,700               0.1%
    Marcus Corp. (The)                                                                 500                8,565               0.0%
*   MarineMax, Inc.                                                                     15                  288               0.0%
#   Marriott International, Inc. Class A                                               600               45,450               0.1%
    Marriott Vacations Worldwide Corp.                                                  70                4,861               0.0%
#*  Martha Stewart Living Omnimedia, Inc. Class A                                    1,000                4,330               0.0%
    Mattel, Inc.                                                                     1,202               37,346               0.1%
*   McClatchy Co. (The) Class A                                                        127                  452               0.0%
    McDonald's Corp.                                                                 1,800              168,714               0.2%
#   MDC Holdings, Inc.                                                                 918               22,418               0.0%
    Men's Wearhouse, Inc. (The)                                                      1,222               57,471               0.1%
#   Meredith Corp.                                                                     800               41,712               0.1%
*   Meritage Homes Corp.                                                             1,000               36,790               0.0%
*   Michael Kors Holdings, Ltd.                                                        126                9,902               0.0%
*   Modine Manufacturing Co.                                                         1,100               14,113               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Consumer Discretionary -- (Continued)
*   Mohawk Industries, Inc.                                                            352   $           49,998               0.1%
#   Monro Muffler Brake, Inc.                                                          575               30,728               0.0%
    Morningstar, Inc.                                                                  600               40,950               0.1%
    Movado Group, Inc.                                                                 600               21,180               0.0%
*   Murphy USA, Inc.                                                                   566               32,432               0.0%
    NACCO Industries, Inc. Class A                                                     200               11,714               0.0%
*   Nautilus, Inc.                                                                     477                6,382               0.0%
*   Netflix, Inc.                                                                      100               39,277               0.1%
#   New York Times Co. (The) Class A                                                 2,379               30,546               0.0%
    Newell Rubbermaid, Inc.                                                            800               26,664               0.0%
*   News Corp. Class A                                                               1,700               26,316               0.0%
*   News Corp. Class B                                                                 737               11,092               0.0%
    NIKE, Inc. Class B                                                               1,400              130,158               0.2%
    Nordstrom, Inc.                                                                    500               36,305               0.0%
*   NVR, Inc.                                                                           13               15,959               0.0%
*   O'Reilly Automotive, Inc.                                                          500               87,940               0.1%
*   Office Depot, Inc.                                                              10,039               52,404               0.1%
    Omnicom Group, Inc.                                                                900               64,674               0.1%
*   Orbitz Worldwide, Inc.                                                           1,300               10,751               0.0%
#*  Outerwall, Inc.                                                                    358               22,651               0.0%
#*  Overstock.com, Inc.                                                                300                6,936               0.0%
    Oxford Industries, Inc.                                                            400               24,500               0.0%
#*  Panera Bread Co. Class A                                                           100               16,164               0.0%
    Papa John's International, Inc.                                                    700               32,732               0.0%
    Penske Automotive Group, Inc.                                                    2,200               99,528               0.1%
*   Pep Boys-Manny, Moe & Jack (The)                                                 1,200               11,436               0.0%
#   PetSmart, Inc.                                                                     500               36,175               0.0%
    Pier 1 Imports, Inc.                                                               500                6,450               0.0%
    Polaris Industries, Inc.                                                           402               60,646               0.1%
    Pool Corp.                                                                         553               33,014               0.0%
*   Popeyes Louisiana Kitchen, Inc.                                                    300               13,905               0.0%
*   Priceline Group, Inc. (The)                                                        100              120,621               0.1%
    PulteGroup, Inc.                                                                   900               17,271               0.0%
    PVH Corp.                                                                          416               47,570               0.1%
#*  Quiksilver, Inc.                                                                 4,300                7,525               0.0%
    Ralph Lauren Corp.                                                                 500               82,420               0.1%
*   Red Lion Hotels Corp.                                                              600                3,402               0.0%
*   Red Robin Gourmet Burgers, Inc.                                                    400               21,988               0.0%
#   Regal Entertainment Group Class A                                                  600               13,290               0.0%
    Rent-A-Center, Inc.                                                              1,200               37,164               0.1%
#*  Restoration Hardware Holdings, Inc.                                                300               24,096               0.0%
    Rocky Brands, Inc.                                                                 200                2,628               0.0%
    Ross Stores, Inc.                                                                  600               48,432               0.1%
    Royal Caribbean Cruises, Ltd.                                                    2,514              170,877               0.2%
#*  Ruby Tuesday, Inc.                                                               1,500               11,520               0.0%
    Ruth's Hospitality Group, Inc.                                                     695                8,458               0.0%
    Ryland Group, Inc. (The)                                                         1,048               37,529               0.1%
    Saga Communications, Inc. Class A                                                  133                5,333               0.0%
    Salem Communications Corp. Class A                                                 400                3,084               0.0%
*   Sally Beauty Holdings, Inc.                                                        900               26,379               0.0%
#   Scripps Networks Interactive, Inc. Class A                                         400               30,896               0.0%
#*  Sears Holdings Corp.                                                               900               31,428               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Consumer Discretionary -- (Continued)
*   Select Comfort Corp.                                                               580   $           14,900               0.0%
    Service Corp. International                                                      6,100              133,407               0.2%
#*  Shiloh Industries, Inc.                                                            600               10,224               0.0%
*   Shutterfly, Inc.                                                                   873               36,518               0.0%
    Signet Jewelers, Ltd.                                                              733               87,967               0.1%
#   Sinclair Broadcast Group, Inc. Class A                                             600               17,430               0.0%
#*  Sirius XM Holdings, Inc.                                                         3,200               10,976               0.0%
    Six Flags Entertainment Corp.                                                    1,000               40,300               0.1%
*   Skechers U.S.A., Inc. Class A                                                      709               38,818               0.1%
#   Sonic Automotive, Inc. Class A                                                     900               22,401               0.0%
#*  Sonic Corp.                                                                      1,000               25,210               0.0%
#   Sotheby's                                                                          932               36,963               0.1%
    Spartan Motors, Inc.                                                             1,100                6,259               0.0%
    Speedway Motorsports, Inc.                                                       1,314               25,715               0.0%
    Stage Stores, Inc.                                                                 900               15,183               0.0%
    Standard Motor Products, Inc.                                                      448               17,705               0.0%
#*  Standard Pacific Corp.                                                           3,900               28,860               0.0%
#   Staples, Inc.                                                                    4,555               57,757               0.1%
    Starbucks Corp.                                                                    500               37,780               0.1%
    Starwood Hotels & Resorts Worldwide, Inc.                                          500               38,330               0.1%
#*  Starz                                                                            1,190               36,771               0.0%
    Stein Mart, Inc.                                                                 1,300               17,394               0.0%
*   Steven Madden, Ltd.                                                              1,023               32,071               0.0%
    Strattec Security Corp.                                                             40                4,149               0.0%
#   Sturm Ruger & Co., Inc.                                                            300               12,504               0.0%
#   Superior Industries International, Inc.                                            800               15,608               0.0%
    Superior Uniform Group, Inc.                                                       200                4,800               0.0%
    Sypris Solutions, Inc.                                                             700                2,387               0.0%
*   Systemax, Inc.                                                                     988               15,116               0.0%
    Tandy Leather Factory, Inc.                                                        300                2,772               0.0%
    Target Corp.                                                                     3,100              191,642               0.2%
*   Tempur Sealy International, Inc.                                                   600               31,584               0.0%
*   Tenneco, Inc.                                                                      800               41,888               0.1%
#   Texas Roadhouse, Inc.                                                            1,500               43,305               0.1%
    Thor Industries, Inc.                                                            1,040               55,006               0.1%
    Tiffany & Co.                                                                      400               38,448               0.1%
    Time Warner Cable, Inc.                                                          2,380              350,360               0.4%
    Time Warner, Inc.                                                                5,166              410,542               0.5%
*   Time, Inc.                                                                         645               14,571               0.0%
    TJX Cos., Inc. (The)                                                               885               56,038               0.1%
*   Toll Brothers, Inc.                                                              1,000               31,950               0.0%
    Town Sports International Holdings, Inc.                                           288                1,705               0.0%
#   Tractor Supply Co.                                                                 800               58,576               0.1%
*   TripAdvisor, Inc.                                                                  300               26,598               0.0%
*   TRW Automotive Holdings Corp.                                                      770               78,039               0.1%
#*  Tuesday Morning Corp.                                                              600               12,234               0.0%
    Tupperware Brands Corp.                                                            400               25,500               0.0%
    Twenty-First Century Fox, Inc. Class A                                           3,307              114,025               0.1%
    Twenty-First Century Fox, Inc. Class B                                             895               29,687               0.0%
*   Ulta Salon Cosmetics & Fragrance, Inc.                                             200               24,162               0.0%
#*  Under Armour, Inc. Class A                                                         400               26,232               0.0%
#*  Unifi, Inc.                                                                        666               18,628               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Consumer Discretionary -- (Continued)
*   Universal Electronics, Inc.                                                        300   $           17,067               0.0%
*   Urban Outfitters, Inc.                                                           1,900               57,684               0.1%
    Vail Resorts, Inc.                                                                 800               69,088               0.1%
    VF Corp.                                                                           800               54,144               0.1%
    Viacom, Inc. Class B                                                             1,000               72,680               0.1%
*   Visteon Corp.                                                                      910               85,449               0.1%
#*  VOXX International Corp.                                                           850                7,251               0.0%
    Walt Disney Co. (The)                                                            7,200              657,936               0.7%
    Wendy's Co. (The)                                                                6,286               50,414               0.1%
*   West Marine, Inc.                                                                  500                4,920               0.0%
    Whirlpool Corp.                                                                    900              154,845               0.2%
    Williams-Sonoma, Inc.                                                              500               32,515               0.0%
#   Winmark Corp.                                                                       30                2,468               0.0%
#*  Winnebago Industries, Inc.                                                         478               10,138               0.0%
#   Wolverine World Wide, Inc.                                                       1,128               30,614               0.0%
    Wyndham Worldwide Corp.                                                            969               75,262               0.1%
    Yum! Brands, Inc.                                                                  600               43,098               0.1%
*   Zumiez, Inc.                                                                       696               23,232               0.0%
                                                                                             ------------------    --------------
Total Consumer Discretionary                                                                         14,857,767              16.2%
                                                                                             ------------------    --------------
Consumer Staples -- (5.0%)
#   Alico, Inc.                                                                        200                7,380               0.0%
    Andersons, Inc. (The)                                                              550               35,052               0.0%
    Archer-Daniels-Midland Co.                                                       2,600              122,200               0.1%
#   Avon Products, Inc.                                                              1,700               17,680               0.0%
#   B&G Foods, Inc.                                                                  1,000               29,460               0.0%
#*  Boulder Brands, Inc.                                                             1,229               10,914               0.0%
    Bunge, Ltd.                                                                        933               82,710               0.1%
#   Cal-Maine Foods, Inc.                                                              600               52,674               0.1%
    Calavo Growers, Inc.                                                               300               14,562               0.0%
#   Campbell Soup Co.                                                                1,050               46,379               0.1%
    Casey's General Stores, Inc.                                                       807               66,069               0.1%
*   Chiquita Brands International, Inc.                                                861               12,424               0.0%
    Church & Dwight Co., Inc.                                                          600               43,446               0.1%
#   Clorox Co. (The)                                                                   500               49,750               0.1%
#   Coca-Cola Bottling Co. Consolidated                                                200               18,088               0.0%
    Coca-Cola Co. (The)                                                              7,357              308,111               0.3%
    Coca-Cola Enterprises, Inc.                                                      2,722              117,999               0.1%
    Colgate-Palmolive Co.                                                            1,400               93,632               0.1%
    ConAgra Foods, Inc.                                                              3,453              118,611               0.1%
    Costco Wholesale Corp.                                                             800              106,696               0.1%
*   Darling International, Inc.                                                      2,800               49,280               0.1%
#   Dean Foods Co.                                                                   2,340               34,421               0.0%
    Dr Pepper Snapple Group, Inc.                                                      884               61,217               0.1%
    Energizer Holdings, Inc.                                                           633               77,637               0.1%
    Estee Lauder Cos., Inc. (The) Class A                                              400               30,072               0.0%
*   Farmer Bros. Co.                                                                   500               14,580               0.0%
    Flowers Foods, Inc.                                                              3,300               62,700               0.1%
    Fresh Del Monte Produce, Inc.                                                      837               26,876               0.0%
#*  Fresh Market, Inc. (The)                                                           218                8,003               0.0%
    General Mills, Inc.                                                              1,144               59,442               0.1%
*   Hain Celestial Group, Inc. (The)                                                   400               43,300               0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Consumer Staples -- (Continued)
    Hershey Co. (The)                                                                  183   $           17,552               0.0%
    Hormel Foods Corp.                                                                 900               48,519               0.1%
    Ingles Markets, Inc. Class A                                                       300                8,070               0.0%
    Ingredion, Inc.                                                                    818               63,190               0.1%
#   Inter Parfums, Inc.                                                                350                9,940               0.0%
    J&J Snack Foods Corp.                                                              400               41,212               0.0%
    JM Smucker Co. (The)                                                               903               93,912               0.1%
    John B. Sanfilippo & Son, Inc.                                                     200                7,430               0.0%
    Kellogg Co.                                                                        544               34,794               0.0%
    Keurig Green Mountain, Inc.                                                        314               47,650               0.1%
    Kimberly-Clark Corp.                                                               700               79,989               0.1%
    Kraft Foods Group, Inc.                                                          1,134               63,901               0.1%
    Kroger Co. (The)                                                                   904               50,362               0.1%
    Lancaster Colony Corp.                                                             500               45,745               0.1%
#   McCormick & Co., Inc.                                                              500               35,360               0.0%
#*  Medifast, Inc.                                                                     300                9,522               0.0%
    Mondelez International, Inc. Class A                                             5,785              203,979               0.2%
*   Monster Beverage Corp.                                                             700               70,616               0.1%
#*  National Beverage Corp.                                                            400               10,048               0.0%
*   Omega Protein Corp.                                                                700               10,115               0.0%
#   Orchids Paper Products Co.                                                          98                2,818               0.0%
    PepsiCo, Inc.                                                                    3,495              336,114               0.4%
#*  Pilgrim's Pride Corp.                                                            3,873              110,032               0.1%
    Pinnacle Foods, Inc.                                                               314               10,613               0.0%
#*  Post Holdings, Inc.                                                                760               28,500               0.0%
    Pricesmart, Inc.                                                                   300               26,709               0.0%
    Procter & Gamble Co. (The)                                                       6,900              602,163               0.7%
*   Revlon, Inc. Class A                                                               505               17,322               0.0%
    Rocky Mountain Chocolate Factory, Inc.                                             200                2,418               0.0%
    Safeway, Inc.                                                                    1,200               41,832               0.0%
#   Sanderson Farms, Inc.                                                              600               50,388               0.1%
    Snyder's-Lance, Inc.                                                               800               23,832               0.0%
    SpartanNash Co.                                                                    700               15,687               0.0%
    Spectrum Brands Holdings, Inc.                                                   1,343              121,662               0.1%
*   SUPERVALU, Inc.                                                                  1,386               11,961               0.0%
    Sysco Corp.                                                                      1,100               42,394               0.1%
#   Tootsie Roll Industries, Inc.                                                      631               18,709               0.0%
#*  TreeHouse Foods, Inc.                                                              642               54,679               0.1%
    Tyson Foods, Inc. Class A                                                        2,989              120,606               0.1%
#*  United Natural Foods, Inc.                                                         900               61,218               0.1%
    Wal-Mart Stores, Inc.                                                            5,991              456,934               0.5%
    WD-40 Co.                                                                          200               15,334               0.0%
    Weis Markets, Inc.                                                                 488               21,784               0.0%
*   WhiteWave Foods Co. (The) Class A                                                  791               29,449               0.0%
    Whole Foods Market, Inc.                                                         1,847               72,643               0.1%
                                                                                             ------------------    --------------
Total Consumer Staples                                                                                5,069,072               5.5%
                                                                                             ------------------    --------------
Energy -- (10.9%)
    Adams Resources & Energy, Inc.                                                      49                2,060               0.0%
    Alon USA Energy, Inc.                                                            1,630               26,145               0.0%
#*  Alpha Natural Resources, Inc.                                                    4,329                8,485               0.0%
    Anadarko Petroleum Corp.                                                         3,500              321,230               0.4%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Energy -- (Continued)
    Apache Corp.                                                                     2,351   $          181,497               0.2%
#*  Approach Resources, Inc.                                                           597                5,910               0.0%
#   Arch Coal, Inc.                                                                  3,052                6,592               0.0%
*   Athlon Energy, Inc.                                                                233               13,584               0.0%
*   Atwood Oceanics, Inc.                                                            1,150               46,747               0.1%
    Baker Hughes, Inc.                                                               2,161              114,447               0.1%
*   Basic Energy Services, Inc.                                                        800               10,320               0.0%
#*  Bill Barrett Corp.                                                               1,012               15,382               0.0%
*   Bonanza Creek Energy, Inc.                                                         598               27,054               0.0%
    Bristow Group, Inc.                                                                560               41,384               0.1%
#*  C&J Energy Services, Inc.                                                        1,202               23,211               0.0%
    Cabot Oil & Gas Corp.                                                            2,671               83,068               0.1%
*   Cameron International Corp.                                                      1,401               83,430               0.1%
#   CARBO Ceramics, Inc.                                                               428               22,115               0.0%
*   Carrizo Oil & Gas, Inc.                                                          1,204               62,536               0.1%
*   Cheniere Energy, Inc.                                                              600               45,000               0.1%
    Chesapeake Energy Corp.                                                          7,311              162,158               0.2%
    Chevron Corp.                                                                    9,301            1,115,655               1.2%
    Cimarex Energy Co.                                                               1,000              113,670               0.1%
#*  Clayton Williams Energy, Inc.                                                      400               33,256               0.0%
#*  Clean Energy Fuels Corp.                                                         1,421               10,388               0.0%
#*  Cloud Peak Energy, Inc.                                                            906               10,845               0.0%
#*  Cobalt International Energy, Inc.                                                1,502               17,588               0.0%
#   Comstock Resources, Inc.                                                           900               10,656               0.0%
*   Concho Resources, Inc.                                                             828               90,277               0.1%
    ConocoPhillips                                                                   8,900              642,135               0.7%
    CONSOL Energy, Inc.                                                              1,392               51,226               0.1%
*   Contango Oil & Gas Co.                                                             400               14,628               0.0%
    Dawson Geophysical Co.                                                             200                3,398               0.0%
    Delek US Holdings, Inc.                                                            900               30,501               0.0%
#   Denbury Resources, Inc.                                                          2,062               25,569               0.0%
    Devon Energy Corp.                                                               2,409              144,540               0.2%
#   Diamond Offshore Drilling, Inc.                                                    800               30,168               0.0%
*   Diamondback Energy, Inc.                                                           324               22,175               0.0%
*   Dresser-Rand Group, Inc.                                                           400               32,680               0.0%
*   Dril-Quip, Inc.                                                                    500               44,975               0.1%
    Energen Corp.                                                                      300               20,310               0.0%
#   Energy XXI Bermuda, Ltd.                                                         1,157                8,897               0.0%
    EnLink Midstream LLC                                                             1,100               41,690               0.1%
    EOG Resources, Inc.                                                              3,542              336,667               0.4%
    EQT Corp.                                                                          400               37,616               0.0%
*   Era Group, Inc.                                                                    500               11,695               0.0%
*   Escalera Resources Co.                                                             200                  226               0.0%
#   Exterran Holdings, Inc.                                                          1,611               63,361               0.1%
    Exxon Mobil Corp.                                                               22,179            2,144,931               2.3%
*   FMC Technologies, Inc.                                                             900               50,436               0.1%
*   Forum Energy Technologies, Inc.                                                    495               13,513               0.0%
#*  Geospace Technologies Corp.                                                        222                6,835               0.0%
#   Green Plains, Inc.                                                                 700               23,940               0.0%
*   Gulf Coast Ultra Deep Royalty Trust                                              2,475                3,960               0.0%
#   Gulfmark Offshore, Inc. Class A                                                    646               19,483               0.0%
*   Gulfport Energy Corp.                                                            1,061               53,241               0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Energy -- (Continued)
    Halliburton Co.                                                                  2,600   $          143,364               0.2%
*   Helix Energy Solutions Group, Inc.                                               2,011               53,573               0.1%
    Helmerich & Payne, Inc.                                                          1,200              104,184               0.1%
#*  Hercules Offshore, Inc.                                                          3,605                5,948               0.0%
    Hess Corp.                                                                       1,780              150,962               0.2%
    HollyFrontier Corp.                                                              1,937               87,901               0.1%
#*  Hornbeck Offshore Services, Inc.                                                   922               28,269               0.0%
#*  ION Geophysical Corp.                                                            2,100                5,880               0.0%
*   Key Energy Services, Inc.                                                        2,845                8,649               0.0%
    Kinder Morgan, Inc.                                                              2,623              101,510               0.1%
#   LinnCo LLC                                                                       1,680               40,270               0.0%
    Marathon Oil Corp.                                                               4,400              155,760               0.2%
    Marathon Petroleum Corp.                                                         2,400              218,160               0.2%
#*  Matador Resources Co.                                                            1,100               26,697               0.0%
*   Matrix Service Co.                                                                 500               12,530               0.0%
    Murphy Oil Corp.                                                                   763               40,737               0.1%
    Nabors Industries, Ltd.                                                          2,343               41,823               0.1%
    National Oilwell Varco, Inc.                                                     1,700              123,488               0.1%
*   Natural Gas Services Group, Inc.                                                   200                5,146               0.0%
*   Newfield Exploration Co.                                                         1,580               51,524               0.1%
#*  Newpark Resources, Inc.                                                          1,700               19,431               0.0%
#   Noble Corp. P.L.C.                                                               1,866               39,037               0.0%
    Noble Energy, Inc.                                                               1,800              103,734               0.1%
#*  Northern Oil and Gas, Inc.                                                         494                5,582               0.0%
#*  Nuverra Environmental Solutions, Inc.                                              242                2,292               0.0%
#*  Oasis Petroleum, Inc.                                                            1,017               30,469               0.0%
    Occidental Petroleum Corp.                                                       2,800              249,004               0.3%
    Oceaneering International, Inc.                                                  1,000               70,270               0.1%
*   Oil States International, Inc.                                                     781               46,657               0.1%
    ONEOK, Inc.                                                                      1,284               75,679               0.1%
*   Overseas Shipholding Group, Inc.                                                   200                1,030               0.0%
#*  Paragon Offshore P.L.C.                                                            622                3,029               0.0%
*   Parker Drilling Co.                                                              3,152               13,995               0.0%
    Patterson-UTI Energy, Inc.                                                       2,320               53,430               0.1%
*   PDC Energy, Inc.                                                                   600               26,232               0.0%
#*  Penn Virginia Corp.                                                                420                3,599               0.0%
#*  PHI, Inc. Non-Voting                                                               400               17,896               0.0%
    Phillips 66                                                                      2,450              192,325               0.2%
*   Pioneer Energy Services Corp.                                                    1,900               17,442               0.0%
    Pioneer Natural Resources Co.                                                      458               86,589               0.1%
    QEP Resources, Inc.                                                              2,300               57,661               0.1%
    Range Resources Corp.                                                              756               51,710               0.1%
#*  Rex Energy Corp.                                                                 1,300               10,192               0.0%
*   Rosetta Resources, Inc.                                                            700               26,621               0.0%
    Rowan Cos. P.L.C. Class A                                                        2,000               48,540               0.1%
    RPC, Inc.                                                                        1,200               19,680               0.0%
#*  SandRidge Energy, Inc.                                                           5,159               20,120               0.0%
    Schlumberger, Ltd.                                                               3,111              306,931               0.3%
#   Scorpio Tankers, Inc.                                                            1,738               15,173               0.0%
#*  SEACOR Holdings, Inc.                                                              500               41,225               0.1%
    SemGroup Corp. Class A                                                             751               57,639               0.1%
*   Seventy Seven Energy, Inc.                                                         428                5,594               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Energy -- (Continued)
#   Ship Finance International, Ltd.                                                 1,848   $           31,767               0.0%
    SM Energy Co.                                                                    1,072               60,354               0.1%
*   Southwestern Energy Co.                                                          3,127              101,659               0.1%
    Spectra Energy Corp.                                                               945               36,978               0.0%
#*  Stone Energy Corp.                                                               1,000               24,500               0.0%
    Superior Energy Services, Inc.                                                   2,641               66,421               0.1%
#*  Swift Energy Co.                                                                   991                6,788               0.0%
#*  Synergy Resources Corp.                                                            800                9,752               0.0%
    Targa Resources Corp.                                                              300               38,589               0.0%
#   Teekay Corp.                                                                     1,300               75,998               0.1%
#   Tesco Corp.                                                                        818               15,575               0.0%
    Tesoro Corp.                                                                     2,503              178,739               0.2%
#*  TETRA Technologies, Inc.                                                         1,700               16,201               0.0%
*   TGC Industries, Inc.                                                               636                1,997               0.0%
#   Tidewater, Inc.                                                                  1,100               40,557               0.1%
#   Transocean, Ltd.                                                                 1,753               52,292               0.1%
#*  Triangle Petroleum Corp.                                                           854                6,618               0.0%
*   Unit Corp.                                                                       1,100               53,262               0.1%
*   Vaalco Energy, Inc.                                                              1,200                8,904               0.0%
    Valero Energy Corp.                                                              3,800              190,342               0.2%
#   W&T Offshore, Inc.                                                               1,613               14,662               0.0%
*   Weatherford International P.L.C.                                                 5,083               83,463               0.1%
    Western Refining, Inc.                                                           1,947               88,764               0.1%
*   Westmoreland Coal Co.                                                              200                7,314               0.0%
*   Whiting Petroleum Corp.                                                          1,400               85,736               0.1%
*   Willbros Group, Inc.                                                               427                2,506               0.0%
    Williams Cos., Inc. (The)                                                        1,424               79,046               0.1%
    World Fuel Services Corp.                                                        1,300               53,612               0.1%
*   WPX Energy, Inc.                                                                 2,000               38,240               0.0%
                                                                                             ------------------    --------------
Total Energy                                                                                         11,179,305              12.2%
                                                                                             ------------------    --------------
Financials -- (16.8%)
    1st Source Corp.                                                                   700               21,903               0.0%
    1st United Bancorp, Inc.                                                           500                4,425               0.0%
    ACE, Ltd.                                                                        1,137              124,274               0.1%
*   Affiliated Managers Group, Inc.                                                    100               19,979               0.0%
    Alexander & Baldwin, Inc.                                                        1,017               40,711               0.1%
*   Alleghany Corp.                                                                    116               51,537               0.1%
    Allied World Assurance Co. Holdings AG                                           1,842               69,996               0.1%
    Allstate Corp. (The)                                                             2,800              181,580               0.2%
*   Altisource Asset Management Corp.                                                   21               11,340               0.0%
#*  Altisource Portfolio Solutions SA                                                  218               16,276               0.0%
    American Equity Investment Life Holding Co.                                      1,496               38,612               0.0%
    American Express Co.                                                             2,100              188,895               0.2%
    American Financial Group, Inc.                                                   1,300               77,779               0.1%
    American International Group, Inc.                                               4,541              243,261               0.3%
    American National Insurance Co.                                                    200               22,816               0.0%
    Ameriprise Financial, Inc.                                                         901              113,679               0.1%
    Ameris Bancorp                                                                     730               18,104               0.0%
    AMERISAFE, Inc.                                                                    200                8,340               0.0%
    AmeriServ Financial, Inc.                                                          560                1,764               0.0%
#   Amtrust Financial Services, Inc.                                                 1,694               76,010               0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Financials -- (Continued)
    Aon P.L.C.                                                                         900   $           77,400               0.1%
*   Arch Capital Group, Ltd.                                                           832               46,858               0.1%
    Argo Group International Holdings, Ltd.                                            879               49,048               0.1%
    Arthur J Gallagher & Co.                                                           500               23,850               0.0%
#   Artisan Partners Asset Management, Inc. Class A                                    201                9,745               0.0%
    Aspen Insurance Holdings, Ltd.                                                     700               30,541               0.0%
    Associated Banc-Corp                                                             2,179               40,965               0.1%
    Assured Guaranty, Ltd.                                                           2,829               65,293               0.1%
*   Asta Funding, Inc.                                                                 300                2,529               0.0%
    Astoria Financial Corp.                                                          2,600               34,190               0.0%
    Axis Capital Holdings, Ltd.                                                      1,300               62,582               0.1%
#   Bancfirst Corp.                                                                    497               32,305               0.0%
#*  Bancorp, Inc.                                                                      400                3,784               0.0%
#   BancorpSouth, Inc.                                                               1,886               43,435               0.1%
    Bank Mutual Corp.                                                                1,000                6,590               0.0%
    Bank of America Corp.                                                           32,676              560,720               0.6%
#   Bank of Hawaii Corp.                                                               900               52,695               0.1%
    Bank of Kentucky Financial Corp (The)                                              108                5,066               0.0%
    Bank of New York Mellon Corp. (The)                                              4,100              158,752               0.2%
    Bank of the Ozarks, Inc.                                                         1,200               42,288               0.1%
    BankUnited, Inc.                                                                 1,201               35,910               0.0%
    Banner Corp.                                                                       471               20,357               0.0%
    BB&T Corp.                                                                       2,100               79,548               0.1%
    BBCN Bancorp, Inc.                                                               1,500               21,210               0.0%
*   Beneficial Mutual Bancorp, Inc.                                                  1,200               16,116               0.0%
*   Berkshire Hathaway, Inc. Class B                                                 2,400              336,384               0.4%
    Berkshire Hills Bancorp, Inc.                                                      252                6,497               0.0%
    BGC Partners, Inc. Class A                                                       5,225               44,308               0.1%
    BlackRock, Inc.                                                                    429              146,336               0.2%
#*  BofI Holding, Inc.                                                                 218               16,790               0.0%
    BOK Financial Corp.                                                                631               43,261               0.1%
    Boston Private Financial Holdings, Inc.                                          1,500               19,725               0.0%
*   Bridge Capital Holdings                                                            114                2,750               0.0%
    Brookline Bancorp, Inc.                                                          1,601               15,354               0.0%
    Brown & Brown, Inc.                                                              2,525               80,447               0.1%
    Bryn Mawr Bank Corp.                                                               100                3,083               0.0%
    California First National Bancorp                                                    3                   45               0.0%
*   Capital Bank Financial Corp. Class A                                                36                  932               0.0%
    Capital One Financial Corp.                                                      2,200              182,094               0.2%
    Capitol Federal Financial, Inc.                                                  3,561               45,616               0.1%
    Cardinal Financial Corp.                                                           700               13,440               0.0%
#   Cash America International, Inc.                                                   700               34,405               0.0%
    Cathay General Bancorp                                                           1,647               43,497               0.1%
    CBOE Holdings, Inc.                                                                700               41,258               0.1%
*   CBRE Group, Inc. Class A                                                           863               27,616               0.0%
    Centerstate Banks, Inc.                                                            371                4,318               0.0%
    Central Pacific Financial Corp.                                                    628               11,869               0.0%
    Charles Schwab Corp. (The)                                                       1,800               51,606               0.1%
    Chemical Financial Corp.                                                           800               23,824               0.0%
    Chicopee Bancorp, Inc.                                                              89                1,325               0.0%
    Chubb Corp. (The)                                                                  812               80,680               0.1%
    Cincinnati Financial Corp.                                                         960               48,451               0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Financials -- (Continued)
    CIT Group, Inc.                                                                  1,352   $           66,153               0.1%
    Citigroup, Inc.                                                                  9,544              510,890               0.6%
    Citizens Community Bancorp, Inc.                                                   300                2,670               0.0%
#*  Citizens, Inc.                                                                   1,400               10,206               0.0%
#   City Holding Co.                                                                   400               17,996               0.0%
    City National Corp.                                                                900               70,839               0.1%
#   Clifton Bancorp, Inc.                                                              214                2,786               0.0%
    CME Group, Inc.                                                                  1,000               83,810               0.1%
    CNA Financial Corp.                                                                421               16,453               0.0%
    CNO Financial Group, Inc.                                                        5,921              107,348               0.1%
    Columbia Banking System, Inc.                                                    1,146               31,836               0.0%
    Comerica, Inc.                                                                   1,107               52,848               0.1%
#   Commerce Bancshares, Inc.                                                        1,477               66,849               0.1%
#   Community Bank System, Inc.                                                        700               26,705               0.0%
    Community Trust Bancorp, Inc.                                                      250                8,988               0.0%
    Crawford & Co. Class A                                                             200                1,764               0.0%
    Crawford & Co. Class B                                                             200                2,036               0.0%
#*  Credit Acceptance Corp.                                                            145               21,396               0.0%
#   Cullen/Frost Bankers, Inc.                                                         920               74,345               0.1%
#   CVB Financial Corp.                                                              2,460               38,819               0.0%
    Dime Community Bancshares, Inc.                                                    700               11,025               0.0%
    Discover Financial Services                                                      1,400               89,292               0.1%
    Donegal Group, Inc. Class A                                                        700               11,074               0.0%
*   E*TRADE Financial Corp.                                                          1,642               36,617               0.0%
    East West Bancorp, Inc.                                                          2,523               92,746               0.1%
    Eaton Vance Corp.                                                                1,072               39,482               0.0%
    EMC Insurance Group, Inc.                                                          235                7,529               0.0%
#*  Encore Capital Group, Inc.                                                         608               27,670               0.0%
    Endurance Specialty Holdings, Ltd.                                                 915               53,024               0.1%
*   Enstar Group, Ltd.                                                                 200               29,614               0.0%
    Enterprise Bancorp, Inc.                                                            41                  965               0.0%
    Erie Indemnity Co. Class A                                                         562               47,697               0.1%
#   ESB Financial Corp.                                                                685               12,782               0.0%
    Evercore Partners, Inc. Class A                                                    500               25,885               0.0%
    Everest Re Group, Ltd.                                                             500               85,325               0.1%
*   Ezcorp, Inc. Class A                                                               700                7,896               0.0%
    FBL Financial Group, Inc. Class A                                                  500               24,790               0.0%
    Federal Agricultural Mortgage Corp. Class C                                        200                6,660               0.0%
#   Federated Investors, Inc. Class B                                                1,400               43,778               0.1%
    Federated National Holding Co.                                                     200                6,692               0.0%
    Fifth Third Bancorp                                                              3,300               65,967               0.1%
*   First Acceptance Corp.                                                           1,000                2,560               0.0%
#   First American Financial Corp.                                                   1,833               55,577               0.1%
    First Bancorp, Inc.                                                                147                2,600               0.0%
*   First BanCorp.(318672706)                                                          200                1,042               0.0%
    First Bancorp.(318910106)                                                          600               10,872               0.0%
*   First Cash Financial Services, Inc.                                                644               38,048               0.0%
#   First Commonwealth Financial Corp.                                               2,703               25,273               0.0%
    First Financial Bancorp                                                          1,100               19,294               0.0%
#   First Financial Bankshares, Inc.                                                 1,204               38,263               0.0%
    First Financial Corp.                                                              300               10,404               0.0%
    First Financial Northwest, Inc.                                                    100                1,160               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Financials -- (Continued)
    First Horizon National Corp.                                                     3,726   $           47,916               0.1%
    First Midwest Bancorp, Inc.                                                      1,160               19,476               0.0%
    First Niagara Financial Group, Inc.                                              4,158               31,143               0.0%
    First Republic Bank                                                                603               30,711               0.0%
    First South Bancorp, Inc.                                                          400                3,300               0.0%
    FirstMerit Corp.                                                                 1,386               25,433               0.0%
    Flushing Financial Corp.                                                           700               14,098               0.0%
#   FNB Corp.                                                                        3,468               44,356               0.1%
    FNF Group                                                                        1,043               31,123               0.0%
*   FNFV Group                                                                       1,618               21,746               0.0%
*   Forest City Enterprises, Inc. Class A                                            1,874               39,148               0.0%
#*  Forest City Enterprises, Inc. Class B                                              409                8,567               0.0%
*   Forestar Group, Inc.                                                               900               15,705               0.0%
    Franklin Resources, Inc.                                                         1,200               66,732               0.1%
    Fulton Financial Corp.                                                           4,893               58,129               0.1%
#   FXCM, Inc. Class A                                                                 151                2,485               0.0%
*   Genworth Financial, Inc. Class A                                                   978               13,682               0.0%
#   German American Bancorp, Inc.                                                      482               14,397               0.0%
    GFI Group, Inc.                                                                  3,664               20,152               0.0%
    Glacier Bancorp, Inc.                                                            1,400               40,166               0.0%
*   Global Indemnity P.L.C.                                                            550               15,939               0.0%
    Goldman Sachs Group, Inc. (The)                                                  1,240              235,588               0.3%
    Great Southern Bancorp, Inc.                                                       500               19,005               0.0%
*   Green Dot Corp. Class A                                                            141                3,370               0.0%
#   Greenhill & Co., Inc.                                                              170                7,650               0.0%
*   Greenlight Capital Re, Ltd. Class A                                                700               22,715               0.0%
    Griffin Land & Nurseries, Inc.                                                      93                2,432               0.0%
    Hancock Holding Co.                                                              1,936               68,128               0.1%
    Hanmi Financial Corp.                                                              469               10,060               0.0%
    Hanover Insurance Group, Inc. (The)                                                900               60,246               0.1%
    Hartford Financial Services Group, Inc. (The)                                    3,340              132,197               0.2%
    HCC Insurance Holdings, Inc.                                                     2,000              104,380               0.1%
    HCI Group, Inc.                                                                    253               12,863               0.0%
    Heartland Financial USA, Inc.                                                      493               13,114               0.0%
    Heritage Financial Group, Inc.                                                     114                2,416               0.0%
    HF Financial Corp.                                                                  99                1,345               0.0%
    HFF, Inc. Class A                                                                  650               20,462               0.0%
*   Hilltop Holdings, Inc.                                                           1,200               26,436               0.0%
*   Home Bancorp, Inc.                                                                 200                4,558               0.0%
    Home BancShares, Inc.                                                            1,200               38,304               0.0%
    Horace Mann Educators Corp.                                                        700               21,287               0.0%
    Hudson City Bancorp, Inc.                                                        7,639               73,716               0.1%
#   Hudson Valley Holding Corp.                                                        110                2,501               0.0%
    Huntington Bancshares, Inc.                                                      1,000                9,910               0.0%
    Iberiabank Corp.                                                                   700               48,202               0.1%
    Independent Bank Corp.                                                             618               25,214               0.0%
    Interactive Brokers Group, Inc. Class A                                          1,364               35,219               0.0%
    Intercontinental Exchange, Inc.                                                    466               97,063               0.1%
    International Bancshares Corp.                                                   1,757               49,846               0.1%
    Intervest Bancshares Corp. Class A                                                 200                1,950               0.0%
    Invesco, Ltd.                                                                    2,351               95,145               0.1%
*   Investment Technology Group, Inc.                                                  701               12,569               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Financials -- (Continued)
    Investors Bancorp, Inc.                                                          3,305   $           35,529               0.0%
#   Iron Mountain, Inc.                                                              1,135               40,939               0.1%
#   Janus Capital Group, Inc.                                                        3,400               50,966               0.1%
    Jones Lang LaSalle, Inc.                                                           300               40,563               0.1%
    JPMorgan Chase & Co.                                                            15,214              920,143               1.0%
*   KCG Holdings, Inc. Class A                                                         207                2,207               0.0%
#*  Kearny Financial Corp.                                                             606                8,629               0.0%
    Kemper Corp.                                                                     1,168               43,041               0.1%
    Kennedy-Wilson Holdings, Inc.                                                      930               25,194               0.0%
    KeyCorp                                                                          4,995               65,934               0.1%
    Lakeland Financial Corp.                                                           208                8,620               0.0%
    Legg Mason, Inc.                                                                 1,752               91,104               0.1%
    Leucadia National Corp.                                                          2,945               70,032               0.1%
    Lincoln National Corp.                                                           1,705               93,366               0.1%
    LNB Bancorp, Inc.                                                                  200                2,808               0.0%
    Loews Corp.                                                                      2,000               87,200               0.1%
    LPL Financial Holdings, Inc.                                                     1,051               43,501               0.1%
#   M&T Bank Corp.                                                                     888              108,496               0.1%
#   Maiden Holdings, Ltd.                                                            1,300               15,535               0.0%
    MainSource Financial Group, Inc.                                                   700               12,733               0.0%
    MarketAxess Holdings, Inc.                                                         511               33,036               0.0%
    Marsh & McLennan Cos., Inc.                                                      1,000               54,370               0.1%
*   Maui Land & Pineapple Co., Inc.                                                    240                1,466               0.0%
    MB Financial, Inc.                                                               1,304               41,141               0.1%
*   MBIA, Inc.                                                                       3,887               37,937               0.0%
    McGraw Hill Financial, Inc.                                                        300               27,144               0.0%
#   Meadowbrook Insurance Group, Inc.                                                1,400                8,918               0.0%
#   Merchants Bancshares, Inc.                                                         114                3,396               0.0%
    Mercury General Corp.                                                            1,600               84,992               0.1%
    MetLife, Inc.                                                                    2,927              158,761               0.2%
*   Metro Bancorp, Inc.                                                                 84                2,103               0.0%
#*  MGIC Investment Corp.                                                            3,800               33,896               0.0%
    MidSouth Bancorp, Inc.                                                              72                1,364               0.0%
#   Montpelier Re Holdings, Ltd.                                                     1,029               34,101               0.0%
    Moody's Corp.                                                                      600               59,538               0.1%
    Morgan Stanley                                                                   4,000              139,800               0.2%
    MSCI, Inc.                                                                       1,100               51,326               0.1%
    NASDAQ OMX Group, Inc. (The)                                                     1,199               51,869               0.1%
#   National Interstate Corp.                                                          500               14,220               0.0%
    National Penn Bancshares, Inc.                                                   3,425               35,243               0.0%
    National Western Life Insurance Co. Class A                                         11                2,981               0.0%
*   Nationstar Mortgage Holdings, Inc.                                                 628               22,055               0.0%
    Navient Corp.                                                                    1,920               37,978               0.0%
*   Navigators Group, Inc. (The)                                                       400               27,236               0.0%
    NBT Bancorp, Inc.                                                                1,078               27,683               0.0%
    Nelnet, Inc. Class A                                                             1,000               47,590               0.1%
*   NewStar Financial, Inc.                                                            868               11,874               0.0%
    Northeast Community Bancorp, Inc.                                                  500                3,500               0.0%
    Northern Trust Corp.                                                             1,480               98,124               0.1%
    Northwest Bancshares, Inc.                                                       2,350               30,151               0.0%
    Ocean Shore Holding Co.                                                            183                2,635               0.0%
    OceanFirst Financial Corp.                                                         600                9,942               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Financials -- (Continued)
#*  Ocwen Financial Corp.                                                            1,500   $           35,340               0.0%
    OFG Bancorp                                                                      1,300               20,241               0.0%
    Old National Bancorp                                                             2,280               33,174               0.0%
    Old Republic International Corp.                                                 3,800               56,126               0.1%
#   OneBeacon Insurance Group, Ltd. Class A                                            140                2,230               0.0%
    Oppenheimer Holdings, Inc. Class A                                                 400                9,820               0.0%
    Oritani Financial Corp.                                                          1,400               20,678               0.0%
    Pacific Continental Corp.                                                          357                5,148               0.0%
*   Pacific Mercantile Bancorp                                                          91                  641               0.0%
    PacWest Bancorp                                                                  1,291               55,074               0.1%
#   Park National Corp.                                                                340               28,686               0.0%
    PartnerRe, Ltd.                                                                    770               89,081               0.1%
#   Peapack Gladstone Financial Corp.                                                  234                4,271               0.0%
#   Penns Woods Bancorp, Inc.                                                           71                3,446               0.0%
    People's United Financial, Inc.                                                  3,487               50,980               0.1%
#*  PHH Corp.                                                                        1,109               26,272               0.0%
*   PICO Holdings, Inc.                                                                700               15,470               0.0%
    Pinnacle Financial Partners, Inc.                                                  630               24,696               0.0%
    Platinum Underwriters Holdings, Ltd.                                               733               45,908               0.1%
    PNC Financial Services Group, Inc. (The)                                         1,700              146,863               0.2%
*   Popular, Inc.                                                                    1,838               58,595               0.1%
    PRA Group, Inc.                                                                  1,000               63,250               0.1%
    Primerica, Inc.                                                                  1,219               62,352               0.1%
    Principal Financial Group, Inc.                                                  2,598              136,057               0.2%
    PrivateBancorp, Inc.                                                             1,429               46,185               0.1%
    ProAssurance Corp.                                                               1,200               56,136               0.1%
    Progressive Corp. (The)                                                          2,651               70,013               0.1%
#   Prosperity Bancshares, Inc.                                                      1,062               64,134               0.1%
    Protective Life Corp.                                                            2,200              153,296               0.2%
    Provident Financial Services, Inc.                                               1,800               32,814               0.0%
    Prudential Financial, Inc.                                                       1,400              123,956               0.1%
    Pulaski Financial Corp.                                                            143                1,712               0.0%
*   QC Holdings, Inc.                                                                  500                  850               0.0%
#   Radian Group, Inc.                                                               1,100               18,535               0.0%
    Raymond James Financial, Inc.                                                    1,229               68,984               0.1%
#*  Realogy Holdings Corp.                                                           1,039               42,609               0.1%
    Regions Financial Corp.                                                          2,091               20,764               0.0%
    Reinsurance Group of America, Inc.                                               1,071               90,232               0.1%
#   RenaissanceRe Holdings, Ltd.                                                       779               80,494               0.1%
    Renasant Corp.                                                                     700               21,105               0.0%
    Resource America, Inc. Class A                                                     500                4,770               0.0%
*   Riverview Bancorp, Inc.                                                            500                2,035               0.0%
#   RLI Corp.                                                                          620               30,746               0.0%
    S&T Bancorp, Inc.                                                                  700               19,313               0.0%
    Safety Insurance Group, Inc.                                                       300               18,714               0.0%
    Sandy Spring Bancorp, Inc.                                                         600               15,480               0.0%
    SEI Investments Co.                                                                664               25,670               0.0%
    Selective Insurance Group, Inc.                                                  1,010               26,078               0.0%
*   Signature Bank                                                                     442               53,540               0.1%
    Simmons First National Corp. Class A                                               600               25,194               0.0%
    SLM Corp.                                                                        3,535               33,759               0.0%
    South State Corp.                                                                  469               28,285               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Financials -- (Continued)
(Degree) Southern Community Financial Corp.                                            401   $              371               0.0%
#*  St Joe Co. (The)                                                                   800               15,320               0.0%
    StanCorp Financial Group, Inc.                                                     900               62,604               0.1%
    State Auto Financial Corp.                                                         700               14,651               0.0%
    State Street Corp.                                                               1,494              112,737               0.1%
    Stewart Information Services Corp.                                                 400               14,128               0.0%
*   Stifel Financial Corp.                                                             975               46,322               0.1%
    Suffolk Bancorp                                                                    200                4,592               0.0%
*   Sun Bancorp, Inc.                                                                  144                2,909               0.0%
    SunTrust Banks, Inc.                                                             1,680               65,755               0.1%
    Susquehanna Bancshares, Inc.                                                     3,894               38,200               0.0%
*   SVB Financial Group                                                                900              100,791               0.1%
*   SWS Group, Inc.                                                                    600                4,434               0.0%
    Symetra Financial Corp.                                                          1,723               40,835               0.1%
    Synovus Financial Corp.                                                          2,213               56,122               0.1%
    T Rowe Price Group, Inc.                                                           400               32,836               0.0%
    TCF Financial Corp.                                                              2,700               41,715               0.1%
    TD Ameritrade Holding Corp.                                                      1,242               41,905               0.1%
*   Tejon Ranch Co.                                                                    451               13,611               0.0%
#*  Texas Capital Bancshares, Inc.                                                     698               42,683               0.1%
    TFS Financial Corp.                                                              2,603               38,889               0.0%
    Tompkins Financial Corp.                                                           305               15,311               0.0%
    Torchmark Corp.                                                                    654               34,636               0.0%
#   Towne Bank                                                                         721               10,930               0.0%
    Travelers Cos., Inc. (The)                                                       3,008              303,206               0.3%
    TrustCo Bank Corp.                                                               2,597               18,958               0.0%
#   Trustmark Corp.                                                                  1,251               30,437               0.0%
    U.S. Bancorp                                                                     8,200              349,320               0.4%
#   UMB Financial Corp.                                                                800               47,664               0.1%
    Umpqua Holdings Corp.                                                            3,092               54,419               0.1%
    Union Bankshares Corp.                                                           1,129               25,380               0.0%
    Union Bankshares, Inc.                                                              64                1,567               0.0%
#   United Bankshares, Inc.                                                          1,707               58,516               0.1%
    United Community Banks, Inc.                                                       223                4,021               0.0%
    United Financial Bancorp, Inc.                                                   1,084               15,209               0.0%
    United Fire Group, Inc.                                                            700               22,736               0.0%
    Universal Insurance Holdings, Inc.                                               1,300               22,750               0.0%
    Univest Corp. of Pennsylvania                                                      600               12,312               0.0%
    Unum Group                                                                       1,500               50,190               0.1%
    Validus Holdings, Ltd.                                                           1,519               60,426               0.1%
#   Valley National Bancorp                                                          3,926               39,182               0.0%
#   ViewPoint Financial Group, Inc.                                                    571               15,571               0.0%
    Virtus Investment Partners, Inc.                                                    67               12,007               0.0%
    Waddell & Reed Financial, Inc. Class A                                             600               28,644               0.0%
#*  Walker & Dunlop, Inc.                                                              600                9,666               0.0%
    Washington Federal, Inc.                                                         1,883               41,106               0.1%
    Washington Trust Bancorp, Inc.                                                     517               19,837               0.0%
    Waterstone Financial, Inc.                                                       1,097               13,427               0.0%
    Webster Financial Corp.                                                          1,903               59,640               0.1%
    Wells Fargo & Co.                                                               24,543            1,302,988               1.4%
    WesBanco, Inc.                                                                     680               23,433               0.0%
#   Westamerica Bancorporation                                                         530               26,150               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Financials -- (Continued)
*   Western Alliance Bancorp                                                         1,365   $           36,336               0.0%
    Westwood Holdings Group, Inc.                                                       77                5,198               0.0%
    Willis Group Holdings P.L.C.                                                     1,454               58,931               0.1%
    Wilshire Bancorp, Inc.                                                           1,608               15,919               0.0%
    Wintrust Financial Corp.                                                         1,001               46,366               0.1%
*   WisdomTree Investments, Inc.                                                       936               13,806               0.0%
    WR Berkley Corp.                                                                 2,300              118,542               0.1%
    XL Group P.L.C.                                                                  1,823               61,763               0.1%
    Zions Bancorporation                                                             1,400               40,558               0.1%
                                                                                             ------------------    --------------
Total Financials                                                                                     17,198,784              18.7%
                                                                                             ------------------    --------------
Industrials -- (15.8%)
    3M Co.                                                                           1,500              230,655               0.3%
    AAON, Inc.                                                                         740               14,541               0.0%
    AAR Corp.                                                                          800               21,200               0.0%
    ABM Industries, Inc.                                                               800               22,112               0.0%
*   ACCO Brands Corp.                                                                  759                6,247               0.0%
    Actuant Corp. Class A                                                            1,500               47,535               0.1%
    Acuity Brands, Inc.                                                                400               55,772               0.1%
#   ADT Corp. (The)                                                                  1,422               50,964               0.1%
*   Advisory Board Co. (The)                                                           400               21,468               0.0%
*   AECOM Technology Corp.                                                           2,100               68,339               0.1%
*   Aegion Corp.                                                                       700               12,824               0.0%
#   AGCO Corp.                                                                       1,100               48,741               0.1%
    Alamo Group, Inc.                                                                  400               17,136               0.0%
    Alaska Air Group, Inc.                                                           2,600              138,398               0.2%
    Albany International Corp. Class A                                                 486               18,361               0.0%
#   Allegiant Travel Co.                                                               400               53,388               0.1%
    Allegion P.L.C.                                                                    433               22,988               0.0%
    Alliant Techsystems, Inc.                                                          648               75,790               0.1%
(Degree) Allied Defense Group, Inc.                                                    300                   24               0.0%
    Allison Transmission Holdings, Inc.                                              2,055               66,746               0.1%
    Altra Industrial Motion Corp.                                                      800               25,216               0.0%
    AMERCO                                                                             600              162,672               0.2%
    American Airlines Group, Inc.                                                    1,620               66,987               0.1%
#   American Railcar Industries, Inc.                                                  600               39,486               0.1%
    American Science & Engineering, Inc.                                               200               11,060               0.0%
*   American Woodmark Corp.                                                            490               20,046               0.0%
    AMETEK, Inc.                                                                     1,331               69,412               0.1%
    AO Smith Corp.                                                                   1,100               58,685               0.1%
    Apogee Enterprises, Inc.                                                           600               26,340               0.0%
    Applied Industrial Technologies, Inc.                                              900               43,929               0.1%
*   ARC Document Solutions, Inc.                                                       900                9,135               0.0%
    ArcBest Corp.                                                                      600               23,220               0.0%
#*  Armstrong World Industries, Inc.                                                   549               26,583               0.0%
    Astec Industries, Inc.                                                             500               18,955               0.0%
#*  Astronics Corp. Class B                                                            121                6,256               0.0%
*   Atlas Air Worldwide Holdings, Inc.                                                 450               16,614               0.0%
*   Avis Budget Group, Inc.                                                          2,700              150,525               0.2%
    AZZ, Inc.                                                                          600               28,056               0.0%
*   B/E Aerospace, Inc.                                                                900               67,005               0.1%
    Babcock & Wilcox Co. (The)                                                       1,200               34,320               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Industrials -- (Continued)
    Barnes Group, Inc.                                                               1,220   $           44,603               0.1%
    Barrett Business Services, Inc.                                                    300                7,053               0.0%
*   Beacon Roofing Supply, Inc.                                                        828               22,911               0.0%
*   Blount International, Inc.                                                       1,600               24,496               0.0%
#*  BlueLinx Holdings, Inc.                                                          2,778                3,334               0.0%
    Boeing Co. (The)                                                                 1,200              149,892               0.2%
    Brady Corp. Class A                                                              1,100               26,224               0.0%
#   Briggs & Stratton Corp.                                                          1,200               24,252               0.0%
    Brink's Co. (The)                                                                  997               20,937               0.0%
*   CAI International, Inc.                                                            600               12,630               0.0%
    Carlisle Cos., Inc.                                                              1,000               88,880               0.1%
#*  Casella Waste Systems, Inc. Class A                                                700                3,150               0.0%
    Caterpillar, Inc.                                                                1,300              131,833               0.2%
    CDI Corp.                                                                          700               12,033               0.0%
    Ceco Environmental Corp.                                                           329                4,711               0.0%
    Celadon Group, Inc.                                                                500                9,730               0.0%
    CH Robinson Worldwide, Inc.                                                        500               34,605               0.0%
    Chicago Bridge & Iron Co. NV                                                       112                6,120               0.0%
    Cintas Corp.                                                                     1,600              117,184               0.1%
    Civeo Corp.                                                                      1,562               19,041               0.0%
    CLARCOR, Inc.                                                                      900               60,264               0.1%
*   Clean Harbors, Inc.                                                                400               19,852               0.0%
#*  Colfax Corp.                                                                       702               38,175               0.0%
    Columbus McKinnon Corp.                                                            500               14,225               0.0%
    Comfort Systems USA, Inc.                                                        1,200               18,432               0.0%
*   Commercial Vehicle Group, Inc.                                                     400                2,620               0.0%
    Con-way, Inc.                                                                    1,428               61,932               0.1%
*   Copart, Inc.                                                                       969               32,403               0.0%
    Corporate Executive Board Co. (The)                                                400               29,480               0.0%
    Covanta Holding Corp.                                                            2,083               45,972               0.1%
*   Covenant Transportation Group, Inc. Class A                                        100                2,074               0.0%
*   CRA International, Inc.                                                            300                9,000               0.0%
    Crane Co.                                                                          900               56,115               0.1%
    CSX Corp.                                                                        6,100              217,343               0.2%
    Cubic Corp.                                                                        600               28,944               0.0%
    Cummins, Inc.                                                                      300               43,854               0.1%
    Curtiss-Wright Corp.                                                             1,000               69,210               0.1%
    Danaher Corp.                                                                    2,300              184,920               0.2%
#   Deere & Co.                                                                        723               61,845               0.1%
    Delta Air Lines, Inc.                                                            5,968              240,093               0.3%
    Deluxe Corp.                                                                     1,100               66,880               0.1%
#*  DigitalGlobe, Inc.                                                               1,670               47,745               0.1%
    Donaldson Co., Inc.                                                              1,061               44,116               0.1%
    Dover Corp.                                                                      1,131               89,847               0.1%
    Dun & Bradstreet Corp. (The)                                                       224               27,509               0.0%
#*  DXP Enterprises, Inc.                                                              200               13,258               0.0%
*   Dycom Industries, Inc.                                                             700               21,973               0.0%
    Eastern Co. (The)                                                                  142                2,317               0.0%
    Eaton Corp. P.L.C.                                                               1,616              110,518               0.1%
    EMCOR Group, Inc.                                                                1,300               57,369               0.1%
    Emerson Electric Co.                                                             2,600              166,556               0.2%
    Encore Wire Corp.                                                                  400               15,176               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Industrials -- (Continued)
*   Energy Recovery, Inc.                                                              992   $            4,543               0.0%
    EnerSys                                                                          1,000               62,800               0.1%
*   Engility Holdings, Inc.                                                            266               11,491               0.0%
*   EnPro Industries, Inc.                                                             400               25,812               0.0%
    Equifax, Inc.                                                                      900               68,166               0.1%
    ESCO Technologies, Inc.                                                            700               26,614               0.0%
*   Esterline Technologies Corp.                                                       400               46,844               0.1%
    Exelis, Inc.                                                                     4,324               77,183               0.1%
    Expeditors International of Washington, Inc.                                       700               29,862               0.0%
#   Fastenal Co.                                                                       600               26,424               0.0%
    Federal Signal Corp.                                                               800               11,360               0.0%
    FedEx Corp.                                                                      2,068              346,183               0.4%
    Flowserve Corp.                                                                    600               40,794               0.1%
    Fluor Corp.                                                                        926               61,431               0.1%
    Fortune Brands Home & Security, Inc.                                               270               11,678               0.0%
    Forward Air Corp.                                                                  500               23,935               0.0%
#   Franklin Electric Co., Inc.                                                        719               26,847               0.0%
    FreightCar America, Inc.                                                           300                9,891               0.0%
*   FTI Consulting, Inc.                                                               920               37,150               0.0%
#*  Fuel Tech, Inc.                                                                    600                2,430               0.0%
    G&K Services, Inc. Class A                                                         500               31,535               0.0%
    GATX Corp.                                                                       1,007               63,844               0.1%
#*  GenCorp, Inc.                                                                    1,200               20,352               0.0%
#*  Generac Holdings, Inc.                                                             793               35,955               0.0%
    General Cable Corp.                                                              1,052               14,907               0.0%
    General Dynamics Corp.                                                           1,200              167,712               0.2%
    General Electric Co.                                                            31,978              825,352               0.9%
*   Genesee & Wyoming, Inc. Class A                                                    800               76,960               0.1%
*   Gibraltar Industries, Inc.                                                         800               12,200               0.0%
    Gorman-Rupp Co. (The)                                                              625               19,838               0.0%
*   GP Strategies Corp.                                                                600               19,896               0.0%
    Graco, Inc.                                                                        400               31,400               0.0%
*   GrafTech International, Ltd.                                                     2,352               10,090               0.0%
    Granite Construction, Inc.                                                         700               25,837               0.0%
*   Great Lakes Dredge & Dock Corp.                                                  1,000                6,990               0.0%
#   Greenbrier Cos., Inc. (The)                                                        700               43,778               0.1%
    Griffon Corp.                                                                    1,100               13,519               0.0%
    H&E Equipment Services, Inc.                                                       375               14,021               0.0%
    Hardinge, Inc.                                                                     300                3,366               0.0%
    Harsco Corp.                                                                     2,094               45,398               0.1%
*   HD Supply Holdings, Inc.                                                         1,200               34,608               0.0%
#   Heartland Express, Inc.                                                          1,500               37,710               0.0%
#   HEICO Corp.                                                                        262               14,211               0.0%
    HEICO Corp. Class A                                                                471               21,548               0.0%
*   Heritage-Crystal Clean, Inc.                                                        99                1,796               0.0%
    Herman Miller, Inc.                                                                900               28,800               0.0%
*   Hertz Global Holdings, Inc.                                                      2,888               63,305               0.1%
#*  Hexcel Corp.                                                                       900               37,701               0.0%
*   Hill International, Inc.                                                           900                3,492               0.0%
    Hillenbrand, Inc.                                                                1,103               36,719               0.0%
    HNI Corp.                                                                          532               24,818               0.0%
    Honeywell International, Inc.                                                    1,737              166,960               0.2%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Industrials -- (Continued)
    Houston Wire & Cable Co.                                                           221   $            2,997               0.0%
*   Hub Group, Inc. Class A                                                            700               25,403               0.0%
    Hubbell, Inc. Class A                                                              100               12,044               0.0%
    Hubbell, Inc. Class B                                                              300               34,023               0.0%
*   Hudson Global, Inc.                                                                700                2,387               0.0%
    Huntington Ingalls Industries, Inc.                                                999              105,714               0.1%
    Hurco Cos., Inc.                                                                   200                7,706               0.0%
*   Huron Consulting Group, Inc.                                                       413               28,749               0.0%
    Hyster-Yale Materials Handling, Inc.                                               400               31,396               0.0%
*   ICF International, Inc.                                                            350               12,719               0.0%
    IDEX Corp.                                                                         920               68,917               0.1%
*   IHS, Inc. Class A                                                                  300               39,309               0.0%
    Illinois Tool Works, Inc.                                                        1,200              109,260               0.1%
    Ingersoll-Rand P.L.C.                                                            1,300               81,406               0.1%
#*  InnerWorkings, Inc.                                                                640                5,811               0.0%
#*  Innovative Solutions & Support, Inc.                                               400                1,116               0.0%
    Insperity, Inc.                                                                    400               12,624               0.0%
    Insteel Industries, Inc.                                                           400                9,536               0.0%
*   Integrated Electrical Services, Inc.                                               607                4,814               0.0%
    Interface, Inc.                                                                  1,285               20,599               0.0%
    ITT Corp.                                                                        1,500               67,590               0.1%
*   Jacobs Engineering Group, Inc.                                                     833               39,526               0.1%
    JB Hunt Transport Services, Inc.                                                   420               33,503               0.0%
#*  JetBlue Airways Corp.                                                            7,800               90,012               0.1%
#   Joy Global, Inc.                                                                   300               15,789               0.0%
    Kaman Corp.                                                                        600               25,836               0.0%
    Kansas City Southern                                                             1,200              147,348               0.2%
    KAR Auction Services, Inc.                                                       1,819               55,225               0.1%
    KBR, Inc.                                                                          800               15,264               0.0%
    Kelly Services, Inc. Class A                                                       632               11,142               0.0%
    Kennametal, Inc.                                                                 1,500               57,915               0.1%
*   Key Technology, Inc.                                                               200                2,648               0.0%
    Kforce, Inc.                                                                       856               19,816               0.0%
*   Kirby Corp.                                                                      1,000              110,580               0.1%
    Knight Transportation, Inc.                                                      2,000               58,520               0.1%
    Knoll, Inc.                                                                        628               12,491               0.0%
*   Korn/Ferry International                                                           806               22,512               0.0%
    L-3 Communications Holdings, Inc.                                                1,000              121,460               0.1%
    Landstar System, Inc.                                                              400               29,604               0.0%
*   Lawson Products, Inc.                                                              185                4,455               0.0%
#*  Layne Christensen Co.                                                              500                3,600               0.0%
    LB Foster Co. Class A                                                              200               10,818               0.0%
    Lennox International, Inc.                                                         560               49,795               0.1%
    Lincoln Electric Holdings, Inc.                                                    608               44,068               0.1%
#   Lindsay Corp.                                                                      300               26,310               0.0%
#*  LMI Aerospace, Inc.                                                                300                3,954               0.0%
    Lockheed Martin Corp.                                                              524               99,859               0.1%
    LSI Industries, Inc.                                                               700                5,012               0.0%
    Manitowoc Co., Inc. (The)                                                        2,048               42,680               0.1%
#   Manpowergroup, Inc.                                                                888               59,274               0.1%
    Marten Transport, Ltd.                                                             900               17,658               0.0%
    Masco Corp.                                                                        985               21,739               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Industrials -- (Continued)
#*  MasTec, Inc.                                                                     1,477   $           42,301               0.1%
    Mastech Holdings, Inc.                                                              55                  646               0.0%
    Matson, Inc.                                                                     1,017               28,974               0.0%
    Matthews International Corp. Class A                                               700               32,256               0.0%
#   McGrath RentCorp                                                                   700               25,571               0.0%
*   Meritor, Inc.                                                                      830                9,537               0.0%
*   Mfri, Inc.                                                                         200                1,824               0.0%
*   Middleby Corp. (The)                                                               445               39,383               0.1%
    Miller Industries, Inc.                                                            300                5,931               0.0%
    Mobile Mini, Inc.                                                                1,081               47,380               0.1%
*   Moog, Inc. Class A                                                                 700               53,578               0.1%
    MSA Safety, Inc.                                                                 1,000               57,470               0.1%
    MSC Industrial Direct Co., Inc. Class A                                            489               39,594               0.1%
    Mueller Industries, Inc.                                                         1,118               36,290               0.0%
    Mueller Water Products, Inc. Class A                                             3,445               34,002               0.0%
    Multi-Color Corp.                                                                  432               21,298               0.0%
*   Navigant Consulting, Inc.                                                        1,100               16,929               0.0%
    Nielsen NV                                                                       1,100               46,739               0.1%
    NL Industries, Inc.                                                                941                6,860               0.0%
    Nordson Corp.                                                                      700               53,585               0.1%
    Norfolk Southern Corp.                                                           2,980              329,707               0.4%
*   Nortek, Inc.                                                                       300               24,984               0.0%
    Northrop Grumman Corp.                                                             995              137,270               0.2%
*   Northwest Pipe Co.                                                                 100                3,578               0.0%
#*  NOW, Inc.                                                                          425               12,776               0.0%
*   Old Dominion Freight Line, Inc.                                                  1,800              131,166               0.2%
    Omega Flex, Inc.                                                                   169                4,499               0.0%
*   On Assignment, Inc.                                                              1,100               32,010               0.0%
*   Orbital Sciences Corp.                                                           1,000               26,300               0.0%
*   Orion Energy Systems, Inc.                                                         900                5,175               0.0%
*   Orion Marine Group, Inc.                                                         1,000               10,960               0.0%
    Oshkosh Corp.                                                                    1,336               59,799               0.1%
    Owens Corning                                                                    2,256               72,327               0.1%
    PACCAR, Inc.                                                                     1,530               99,940               0.1%
*   PAM Transportation Services, Inc.                                                  300               12,894               0.0%
    Park-Ohio Holdings Corp.                                                           200               10,622               0.0%
    Parker Hannifin Corp.                                                              594               75,456               0.1%
*   Patrick Industries, Inc.                                                           117                4,998               0.0%
    Pentair P.L.C.                                                                   1,588              106,475               0.1%
*   PGT, Inc.                                                                          148                1,392               0.0%
    Pitney Bowes, Inc.                                                               1,237               30,603               0.0%
#*  PMFG, Inc.                                                                         256                1,347               0.0%
#   Powell Industries, Inc.                                                            300               13,659               0.0%
#*  PowerSecure International, Inc.                                                    500                5,585               0.0%
    Precision Castparts Corp.                                                          400               88,280               0.1%
    Preformed Line Products Co.                                                        191               10,885               0.0%
    Primoris Services Corp.                                                          1,216               34,924               0.0%
#*  Proto Labs, Inc.                                                                   146                9,544               0.0%
    Quad/Graphics, Inc.                                                                200                4,410               0.0%
    Quanex Building Products Corp.                                                   1,000               20,020               0.0%
*   Quanta Services, Inc.                                                            1,200               40,896               0.1%
#   Raven Industries, Inc.                                                             600               15,210               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Industrials -- (Continued)
    Raytheon Co.                                                                     1,600   $          166,208               0.2%
    RBC Bearings, Inc.                                                                 500               30,375               0.0%
*   RCM Technologies, Inc.                                                             400                3,016               0.0%
    Regal-Beloit Corp.                                                                 637               45,208               0.1%
#*  Republic Airways Holdings, Inc.                                                  1,000               12,520               0.0%
    Republic Services, Inc.                                                          2,910              111,744               0.1%
*   Rexnord Corp.                                                                      514               15,189               0.0%
*   Roadrunner Transportation Systems, Inc.                                            799               16,467               0.0%
    Robert Half International, Inc.                                                    500               27,390               0.0%
    Rockwell Automation, Inc.                                                          500               56,175               0.1%
    Rockwell Collins, Inc.                                                             500               42,075               0.1%
    Rollins, Inc.                                                                    1,060               33,782               0.0%
    Roper Industries, Inc.                                                             900              142,470               0.2%
#   RR Donnelley & Sons Co.                                                          3,595               62,733               0.1%
*   Rush Enterprises, Inc. Class A                                                     750               28,575               0.0%
    Ryder System, Inc.                                                               1,300              115,011               0.1%
*   Saia, Inc.                                                                         450               22,059               0.0%
#*  Sensata Technologies Holding NV                                                    389               18,987               0.0%
    Simpson Manufacturing Co., Inc.                                                  1,000               33,080               0.0%
    SkyWest, Inc.                                                                      900               10,368               0.0%
*   SL Industries, Inc.                                                                200                9,000               0.0%
    Snap-on, Inc.                                                                      700               92,498               0.1%
#*  SolarCity Corp.                                                                    204               12,073               0.0%
    Southwest Airlines Co.                                                           4,013              138,368               0.2%
*   Spirit Aerosystems Holdings, Inc. Class A                                        1,500               59,010               0.1%
*   Spirit Airlines, Inc.                                                              800               58,488               0.1%
    SPX Corp.                                                                          746               70,713               0.1%
    Standex International Corp.                                                        300               25,875               0.0%
    Stanley Black & Decker, Inc.                                                     1,100              103,004               0.1%
    Steelcase, Inc. Class A                                                          2,300               40,756               0.1%
*   Stericycle, Inc.                                                                   300               37,800               0.0%
    Sun Hydraulics Corp.                                                               462               18,392               0.0%
#*  Swift Transportation Co.                                                         1,700               41,990               0.1%
    TAL International Group, Inc.                                                      900               38,817               0.0%
*   Team, Inc.                                                                         500               21,070               0.0%
*   Tecumseh Products Co.                                                              300                1,107               0.0%
*   Teledyne Technologies, Inc.                                                        600               62,178               0.1%
    Tennant Co.                                                                        300               22,119               0.0%
    Terex Corp.                                                                      1,939               55,785               0.1%
    Tetra Tech, Inc.                                                                 1,600               42,896               0.1%
#   Textainer Group Holdings, Ltd.                                                     800               27,552               0.0%
    Textron, Inc.                                                                    2,314               96,100               0.1%
    Timken Co. (The)                                                                 1,100               47,289               0.1%
#   Titan International, Inc.                                                          755                7,973               0.0%
#*  Titan Machinery, Inc.                                                              261                3,591               0.0%
    Toro Co. (The)                                                                     400               24,692               0.0%
    Towers Watson & Co. Class A                                                        400               44,116               0.1%
    TransDigm Group, Inc.                                                              100               18,703               0.0%
#*  Trex Co., Inc.                                                                     444               19,092               0.0%
*   Trimas Corp.                                                                       456               14,437               0.0%
    Trinity Industries, Inc.                                                         3,800              135,698               0.2%
    Triumph Group, Inc.                                                                920               64,060               0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Industrials -- (Continued)
*   TrueBlue, Inc.                                                                     575   $           14,214               0.0%
*   Tutor Perini Corp.                                                                 624               17,478               0.0%
    Twin Disc, Inc.                                                                    400               10,408               0.0%
    Tyco International, Ltd.                                                         1,105               47,438               0.1%
*   Ultralife Corp.                                                                    400                1,268               0.0%
    UniFirst Corp.                                                                     240               26,774               0.0%
    Union Pacific Corp.                                                              5,800              675,410               0.7%
*   United Continental Holdings, Inc.                                                2,900              153,149               0.2%
    United Parcel Service, Inc. Class B                                              1,300              136,383               0.2%
*   United Rentals, Inc.                                                               704               77,482               0.1%
    United Stationers, Inc.                                                            900               37,593               0.0%
    United Technologies Corp.                                                        1,859              198,913               0.2%
    Universal Forest Products, Inc.                                                    600               29,982               0.0%
#   Universal Truckload Services, Inc.                                                 325                8,554               0.0%
#   US Ecology, Inc.                                                                   400               20,112               0.0%
#*  USG Corp.                                                                        1,065               28,606               0.0%
#*  UTi Worldwide, Inc.                                                              1,678               18,341               0.0%
#   Valmont Industries, Inc.                                                           500               68,085               0.1%
#*  Vectrus, Inc.                                                                      240                5,866               0.0%
*   Verisk Analytics, Inc. Class A                                                     650               40,528               0.1%
*   Veritiv Corp.                                                                       47                2,120               0.0%
*   Versar, Inc.                                                                       300                  975               0.0%
    Viad Corp.                                                                         600               15,306               0.0%
*   Vicor Corp.                                                                        655                8,915               0.0%
*   Virco Manufacturing Corp.                                                          285                  772               0.0%
#*  Volt Information Sciences, Inc.                                                    900                7,461               0.0%
#*  Wabash National Corp.                                                            1,350               13,905               0.0%
*   WABCO Holdings, Inc.                                                               600               58,428               0.1%
    Wabtec Corp.                                                                       400               34,520               0.0%
    Waste Connections, Inc.                                                          1,400               69,860               0.1%
    Waste Management, Inc.                                                           1,174               57,397               0.1%
    Watsco, Inc.                                                                       400               40,648               0.1%
    Watts Water Technologies, Inc. Class A                                             423               25,646               0.0%
    Werner Enterprises, Inc.                                                         1,700               46,818               0.1%
*   Wesco Aircraft Holdings, Inc.                                                       52                  923               0.0%
#*  WESCO International, Inc.                                                          649               53,484               0.1%
    Woodward, Inc.                                                                   1,000               51,210               0.1%
    WW Grainger, Inc.                                                                  120               29,616               0.0%
    Xylem, Inc.                                                                      1,471               53,486               0.1%
                                                                                             ------------------    --------------
Total Industrials                                                                                    16,084,543              17.5%
                                                                                             ------------------    --------------
Information Technology -- (16.2%)
#*  3D Systems Corp.                                                                   300               11,340               0.0%
    Accenture P.L.C. Class A                                                           633               51,349               0.1%
*   ACI Worldwide, Inc.                                                              1,683               32,381               0.0%
#*  Acorn Energy, Inc.                                                                 100                  105               0.0%
    Activision Blizzard, Inc.                                                        2,000               39,900               0.1%
*   Actua Corp.                                                                        900               16,920               0.0%
*   Acxiom Corp.                                                                     1,600               30,144               0.0%
*   ADDvantage Technologies Group, Inc.                                                400                  964               0.0%
*   Adobe Systems, Inc.                                                                473               33,167               0.0%
#   ADTRAN, Inc.                                                                       600               12,726               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Information Technology -- (Continued)
*   Advanced Energy Industries, Inc.                                                 1,100   $           21,758               0.0%
#*  Advanced Micro Devices, Inc.                                                     3,816               10,685               0.0%
#   Advent Software, Inc.                                                              859               29,687               0.0%
*   Akamai Technologies, Inc.                                                          412               24,844               0.0%
*   Alliance Data Systems Corp.                                                        100               28,335               0.0%
    Altera Corp.                                                                     1,100               37,807               0.1%
    Amdocs, Ltd.                                                                     1,200               57,048               0.1%
*   Amkor Technology, Inc.                                                           4,400               29,832               0.0%
    Amphenol Corp. Class A                                                           1,200               60,696               0.1%
*   Amtech Systems, Inc.                                                               400                4,212               0.0%
    Analog Devices, Inc.                                                             1,343               66,640               0.1%
    Anixter International, Inc.                                                        536               45,651               0.1%
*   ANSYS, Inc.                                                                        500               39,280               0.1%
*   AOL, Inc.                                                                        1,287               56,023               0.1%
    Apple, Inc.                                                                     18,319            1,978,452               2.2%
    Applied Materials, Inc.                                                          2,002               44,224               0.1%
*   ARRIS Group, Inc.                                                                2,960               88,859               0.1%
*   Arrow Electronics, Inc.                                                          1,026               58,338               0.1%
*   Aspen Technology, Inc.                                                           1,102               40,697               0.1%
*   Atmel Corp.                                                                      1,400               10,388               0.0%
*   Autodesk, Inc.                                                                     500               28,770               0.0%
    Automatic Data Processing, Inc.                                                  1,000               81,780               0.1%
    Avago Technologies, Ltd.                                                           600               51,750               0.1%
#*  Aviat Networks, Inc.                                                               210                  370               0.0%
    Avnet, Inc.                                                                      1,633               70,627               0.1%
    AVX Corp.                                                                        3,100               44,764               0.1%
    Aware, Inc.                                                                        900                3,888               0.0%
*   AXT, Inc.                                                                          300                  708               0.0%
#   Badger Meter, Inc.                                                                 300               17,076               0.0%
    Belden, Inc.                                                                       600               42,714               0.1%
*   Benchmark Electronics, Inc.                                                      1,368               32,449               0.0%
    Blackbaud, Inc.                                                                    350               15,575               0.0%
*   Blackhawk Network Holdings, Inc. Class B                                           550               18,370               0.0%
*   Blucora, Inc.                                                                    1,000               16,950               0.0%
    Booz Allen Hamilton Holding Corp.                                                  450               11,857               0.0%
*   Bottomline Technologies de, Inc.                                                   699               17,538               0.0%
    Broadcom Corp. Class A                                                           1,212               50,759               0.1%
    Broadridge Financial Solutions, Inc.                                             1,064               46,741               0.1%
    Brocade Communications Systems, Inc.                                             4,903               52,609               0.1%
    Brooks Automation, Inc.                                                          1,100               13,563               0.0%
*   Bsquare Corp.                                                                      300                1,173               0.0%
*   BTU International, Inc.                                                            300                  999               0.0%
    CA, Inc.                                                                         2,509               72,912               0.1%
*   Cabot Microelectronics Corp.                                                       300               14,469               0.0%
*   CACI International, Inc. Class A                                                   606               49,868               0.1%
#*  Cadence Design Systems, Inc.                                                     1,591               28,558               0.0%
#*  CalAmp Corp.                                                                       500                9,640               0.0%
*   Calix, Inc.                                                                        993               10,734               0.0%
#*  Cardtronics, Inc.                                                                  710               27,257               0.0%
*   CDK Global, Inc.                                                                   333               11,189               0.0%
*   Ceva, Inc.                                                                          95                1,548               0.0%
*   Checkpoint Systems, Inc.                                                           567                7,518               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Information Technology -- (Continued)
*   Cirrus Logic, Inc.                                                                 417   $            8,048               0.0%
    Cisco Systems, Inc.                                                             17,854              436,887               0.5%
*   Citrix Systems, Inc.                                                               400               25,692               0.0%
*   Cognex Corp.                                                                       394               15,587               0.0%
*   Cognizant Technology Solutions Corp. Class A                                       800               39,080               0.1%
*   Coherent, Inc.                                                                     500               32,575               0.0%
    Cohu, Inc.                                                                         600                6,120               0.0%
*   CommVault Systems, Inc.                                                            200                8,868               0.0%
    Computer Sciences Corp.                                                          2,500              151,000               0.2%
    Computer Task Group, Inc.                                                          500                4,400               0.0%
    Compuware Corp.                                                                  3,943               40,021               0.1%
    Comtech Telecommunications Corp.                                                   587               22,347               0.0%
#*  Concur Technologies, Inc.                                                          200               25,664               0.0%
    Convergys Corp.                                                                  2,217               44,717               0.1%
*   Conversant, Inc.                                                                 1,849               65,177               0.1%
*   CoreLogic, Inc.                                                                  1,279               40,122               0.1%
    Corning, Inc.                                                                    1,044               21,329               0.0%
*   CoStar Group, Inc.                                                                 183               29,479               0.0%
*   Covisint Corp.                                                                     553                1,598               0.0%
#*  Cray, Inc.                                                                         624               21,628               0.0%
#*  Cree, Inc.                                                                         861               27,104               0.0%
#   CSG Systems International, Inc.                                                    860               22,799               0.0%
*   CyberOptics Corp.                                                                  300                2,745               0.0%
    Daktronics, Inc.                                                                   587                7,813               0.0%
#*  Dealertrack Technologies, Inc.                                                   1,000               47,050               0.1%
#   Diebold, Inc.                                                                      906               32,100               0.0%
#   Digimarc Corp.                                                                     128                3,711               0.0%
*   Diodes, Inc.                                                                       900               23,247               0.0%
    Dolby Laboratories, Inc. Class A                                                   293               12,283               0.0%
*   DSP Group, Inc.                                                                    600                5,814               0.0%
    DST Systems, Inc.                                                                  620               59,737               0.1%
    EarthLink Holdings Corp.                                                         3,100               11,098               0.0%
*   eBay, Inc.                                                                       2,200              115,500               0.1%
#   Ebix, Inc.                                                                         762               11,239               0.0%
*   EchoStar Corp. Class A                                                             422               19,720               0.0%
    Electro Rent Corp.                                                                 677               10,317               0.0%
    Electro Scientific Industries, Inc.                                                800                5,680               0.0%
*   Electronic Arts, Inc.                                                              800               32,776               0.0%
*   Electronics for Imaging, Inc.                                                      416               19,020               0.0%
    EMC Corp.                                                                        6,600              189,618               0.2%
*   Emcore Corp.                                                                       300                1,548               0.0%
*   Emulex Corp.                                                                     1,500                8,490               0.0%
#*  EnerNOC, Inc.                                                                      785               11,594               0.0%
*   Entegris, Inc.                                                                   3,153               42,818               0.1%
#*  EPAM Systems, Inc.                                                                 278               13,272               0.0%
    EPIQ Systems, Inc.                                                                 900               14,436               0.0%
*   ePlus, Inc.                                                                        109                6,657               0.0%
#   Equinix, Inc.                                                                      238               49,718               0.1%
*   Euronet Worldwide, Inc.                                                          1,400               75,138               0.1%
*   Exar Corp.                                                                       1,140               10,887               0.0%
*   ExlService Holdings, Inc.                                                          500               13,995               0.0%
*   F5 Networks, Inc.                                                                  300               36,894               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Information Technology -- (Continued)
*   Fabrinet                                                                           700   $           12,747               0.0%
*   Facebook, Inc. Class A                                                           1,693              126,958               0.1%
    FactSet Research Systems, Inc.                                                     300               39,432               0.1%
    Fair Isaac Corp.                                                                   900               56,070               0.1%
#*  Fairchild Semiconductor International, Inc.                                      3,216               49,366               0.1%
#*  FalconStor Software, Inc.                                                          700                  791               0.0%
*   FARO Technologies, Inc.                                                            300               16,800               0.0%
    FEI Co.                                                                            400               33,712               0.0%
    Fidelity National Information Services, Inc.                                     2,549              148,836               0.2%
#*  Finisar Corp.                                                                    1,669               27,906               0.0%
#*  First Solar, Inc.                                                                1,130               66,557               0.1%
*   Fiserv, Inc.                                                                     1,600              111,168               0.1%
*   FleetCor Technologies, Inc.                                                        258               38,844               0.1%
    FLIR Systems, Inc.                                                                 800               26,824               0.0%
*   Fortinet, Inc.                                                                     500               13,025               0.0%
*   Frequency Electronics, Inc.                                                        300                3,405               0.0%
*   Gartner, Inc.                                                                      300               24,213               0.0%
*   Genpact, Ltd.                                                                    2,845               49,930               0.1%
    Global Payments, Inc.                                                              675               54,337               0.1%
*   Google, Inc. Class A                                                               400              227,148               0.3%
*   Google, Inc. Class C                                                               400              223,632               0.3%
*   Harmonic, Inc.                                                                   1,360                9,071               0.0%
    Harris Corp.                                                                     1,000               69,600               0.1%
#   Heartland Payment Systems, Inc.                                                    628               32,436               0.0%
    Hewlett-Packard Co.                                                             13,001              466,476               0.5%
*   HomeAway, Inc.                                                                     343               11,971               0.0%
    IAC/InterActiveCorp                                                              1,207               81,702               0.1%
*   ID Systems, Inc.                                                                   400                3,000               0.0%
*   Identiv, Inc.                                                                      110                1,028               0.0%
*   iGATE Corp.                                                                        600               22,230               0.0%
*   II-VI, Inc.                                                                      1,177               15,878               0.0%
*   Imation Corp.                                                                      400                1,172               0.0%
#*  Infinera Corp.                                                                   1,900               27,607               0.0%
*   Informatica Corp.                                                                  400               14,264               0.0%
*   Ingram Micro, Inc. Class A                                                       2,108               56,579               0.1%
*   Innodata, Inc.                                                                     200                  528               0.0%
*   Insight Enterprises, Inc.                                                          900               20,475               0.0%
*   Integrated Device Technology, Inc.                                               3,014               49,460               0.1%
    Intel Corp.                                                                     25,962              882,968               1.0%
#*  Interactive Intelligence Group, Inc.                                               200                9,652               0.0%
#   InterDigital, Inc.                                                                 694               34,304               0.0%
*   Internap Network Services Corp.                                                  1,600               12,816               0.0%
    International Business Machines Corp.                                            2,000              328,800               0.4%
*   International Rectifier Corp.                                                    1,127               44,821               0.1%
    Intersil Corp. Class A                                                           3,200               42,528               0.1%
#*  Intevac, Inc.                                                                      700                5,180               0.0%
*   IntraLinks Holdings, Inc.                                                           96                  829               0.0%
*   IntriCon Corp.                                                                     200                1,226               0.0%
    Intuit, Inc.                                                                       400               35,204               0.0%
#*  IPG Photonics Corp.                                                                260               19,087               0.0%
#*  Itron, Inc.                                                                      1,000               38,930               0.1%
*   Ixia                                                                             1,573               15,148               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Information Technology -- (Continued)
#   j2 Global, Inc.                                                                  1,050   $           56,794               0.1%
    Jabil Circuit, Inc.                                                              2,100               43,995               0.1%
    Jack Henry & Associates, Inc.                                                    1,056               63,170               0.1%
*   JDS Uniphase Corp.                                                               1,700               22,882               0.0%
    Juniper Networks, Inc.                                                           1,189               25,052               0.0%
    KLA-Tencor Corp.                                                                   900               71,235               0.1%
#*  Knowles Corp.                                                                      500                9,730               0.0%
*   Kulicke & Soffa Industries, Inc.                                                 1,300               18,746               0.0%
    Lam Research Corp.                                                               1,187               92,420               0.1%
*   Lattice Semiconductor Corp.                                                      2,800               18,788               0.0%
    Leidos Holdings, Inc.                                                              748               27,354               0.0%
#   Lexmark International, Inc. Class A                                              1,000               43,160               0.1%
    Linear Technology Corp.                                                            740               31,702               0.0%
*   Lionbridge Technologies, Inc.                                                      322                1,555               0.0%
    Littelfuse, Inc.                                                                   400               39,016               0.1%
#*  LoJack Corp.                                                                       600                1,692               0.0%
*   Magnachip Semiconductor Corp.                                                      652                7,257               0.0%
*   Manhattan Associates, Inc.                                                       1,280               51,341               0.1%
    ManTech International Corp. Class A                                                600               16,896               0.0%
    MasterCard, Inc. Class A                                                         2,000              167,500               0.2%
    Maxim Integrated Products, Inc.                                                  1,178               34,562               0.0%
    MAXIMUS, Inc.                                                                    1,300               62,998               0.1%
    Mentor Graphics Corp.                                                            2,556               54,162               0.1%
    Methode Electronics, Inc.                                                          707               27,842               0.0%
    Micrel, Inc.                                                                       552                6,701               0.0%
#   Microchip Technology, Inc.                                                         823               35,480               0.0%
*   Micron Technology, Inc.                                                         10,475              346,618               0.4%
*   Microsemi Corp.                                                                  2,307               60,143               0.1%
    Microsoft Corp.                                                                 15,664              735,425               0.8%
    MKS Instruments, Inc.                                                            1,500               54,600               0.1%
#*  ModusLink Global Solutions, Inc.                                                   900                3,150               0.0%
    Monolithic Power Systems, Inc.                                                     560               24,746               0.0%
#   Monotype Imaging Holdings, Inc.                                                    800               22,888               0.0%
    Motorola Solutions, Inc.                                                         1,547               99,781               0.1%
    MTS Systems Corp.                                                                  300               19,803               0.0%
*   Multi-Fineline Electronix, Inc.                                                    800                8,120               0.0%
*   NAPCO Security Technologies, Inc.                                                  600                2,568               0.0%
    National Instruments Corp.                                                         900               28,512               0.0%
*   NCR Corp.                                                                        1,428               39,513               0.1%
    NetApp, Inc.                                                                     2,261               96,771               0.1%
*   NETGEAR, Inc.                                                                      825               28,083               0.0%
#*  Netscout Systems, Inc.                                                             817               30,115               0.0%
#*  NetSuite, Inc.                                                                     148               16,082               0.0%
#*  NeuStar, Inc. Class A                                                              700               18,487               0.0%
*   Newport Corp.                                                                      800               14,312               0.0%
    NIC, Inc.                                                                          700               12,901               0.0%
#*  Nuance Communications, Inc.                                                      1,974               30,459               0.0%
    NVIDIA Corp.                                                                     1,468               28,685               0.0%
*   Oclaro, Inc.                                                                       500                  785               0.0%
*   OmniVision Technologies, Inc.                                                      800               21,424               0.0%
*   ON Semiconductor Corp.                                                           3,364               27,888               0.0%
    Oracle Corp.                                                                     8,729              340,867               0.4%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Information Technology -- (Continued)
*   OSI Systems, Inc.                                                                  500   $           35,440               0.0%
*   PAR Technology Corp.                                                               400                2,056               0.0%
    Paychex, Inc.                                                                    1,300               61,022               0.1%
    PC Connection, Inc.                                                                590               14,071               0.0%
    PC-Tel, Inc.                                                                       700                5,390               0.0%
*   PCM, Inc.                                                                          400                3,864               0.0%
*   PDF Solutions, Inc.                                                                800               10,376               0.0%
    Pegasystems, Inc.                                                                  426                9,231               0.0%
#*  Planar Systems, Inc.                                                               569                2,060               0.0%
    Plantronics, Inc.                                                                  800               41,496               0.1%
*   Plexus Corp.                                                                       700               28,945               0.0%
*   PMC-Sierra, Inc.                                                                 3,457               26,930               0.0%
*   Polycom, Inc.                                                                    1,800               23,544               0.0%
    Power Integrations, Inc.                                                           228               11,482               0.0%
*   Progress Software Corp.                                                          1,000               25,900               0.0%
*   PTC, Inc.                                                                          700               26,705               0.0%
    QAD, Inc. Class B                                                                  101                1,868               0.0%
*   QLogic Corp.                                                                     1,500               17,715               0.0%
    QUALCOMM, Inc.                                                                   3,200              251,232               0.3%
*   Qumu Corp.                                                                         400                5,984               0.0%
#*  Rackspace Hosting, Inc.                                                          1,100               42,196               0.1%
#*  Rambus, Inc.                                                                     2,047               23,438               0.0%
#*  RealNetworks, Inc.                                                               1,200                8,280               0.0%
*   Red Hat, Inc.                                                                      628               37,002               0.0%
    Reis, Inc.                                                                         200                4,680               0.0%
#*  RF Micro Devices, Inc.                                                           3,801               49,451               0.1%
*   Rofin-Sinar Technologies, Inc.                                                     400                8,956               0.0%
*   Rogers Corp.                                                                       400               27,348               0.0%
*   Rovi Corp.                                                                         515               10,753               0.0%
#*  Rubicon Technology, Inc.                                                           590                2,614               0.0%
*   Rudolph Technologies, Inc.                                                       1,000                8,780               0.0%
*   Salesforce.com, Inc.                                                               500               31,995               0.0%
#   SanDisk Corp.                                                                    1,900              178,866               0.2%
*   Sanmina Corp.                                                                    1,100               27,577               0.0%
*   Sapient Corp.                                                                    2,855               49,449               0.1%
*   ScanSource, Inc.                                                                   700               26,726               0.0%
    Science Applications International Corp.                                           827               40,449               0.1%
#*  Seachange International, Inc.                                                      516                3,488               0.0%
#   Seagate Technology P.L.C.                                                        1,020               64,087               0.1%
*   Semtech Corp.                                                                      700               17,766               0.0%
#*  ServiceSource International, Inc.                                                   89                  340               0.0%
*   Sigma Designs, Inc.                                                                300                1,197               0.0%
*   Silicon Laboratories, Inc.                                                         700               31,913               0.0%
    Skyworks Solutions, Inc.                                                           982               57,192               0.1%
*   SolarWinds, Inc.                                                                   200                9,510               0.0%
    Solera Holdings, Inc.                                                              486               25,248               0.0%
#*  Sonus Networks, Inc.                                                             5,500               19,085               0.0%
*   SS&C Technologies Holdings, Inc.                                                 1,365               65,957               0.1%
*   Stamps.com, Inc.                                                                   300               11,070               0.0%
*   StarTek, Inc.                                                                      300                2,256               0.0%
#*  Stratasys, Ltd.                                                                    200               24,072               0.0%
#*  SunEdison, Inc.                                                                  1,786               34,845               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Information Technology -- (Continued)
#*  SunPower Corp.                                                                   1,332   $           42,411               0.1%
*   support.com, Inc.                                                                1,000                2,130               0.0%
*   Sykes Enterprises, Inc.                                                          1,080               23,263               0.0%
    Symantec Corp.                                                                   4,802              119,186               0.1%
#*  Synaptics, Inc.                                                                    750               51,322               0.1%
*   Synchronoss Technologies, Inc.                                                     162                8,371               0.0%
#   SYNNEX Corp.                                                                       900               62,262               0.1%
*   Synopsys, Inc.                                                                     682               27,948               0.0%
#*  Syntel, Inc.                                                                       300               25,983               0.0%
#*  Take-Two Interactive Software, Inc.                                              2,201               58,216               0.1%
    TE Connectivity, Ltd.                                                            2,013              123,055               0.1%
*   Tech Data Corp.                                                                  1,200               71,664               0.1%
#*  Telenav, Inc.                                                                      500                3,610               0.0%
*   TeleTech Holdings, Inc.                                                          1,009               26,042               0.0%
#*  Teradata Corp.                                                                   1,241               52,519               0.1%
    Teradyne, Inc.                                                                   2,728               50,195               0.1%
    Tessco Technologies, Inc.                                                          150                4,762               0.0%
    Tessera Technologies, Inc.                                                       1,453               44,157               0.1%
    Texas Instruments, Inc.                                                          1,900               94,354               0.1%
*   TIBCO Software, Inc.                                                               600               14,022               0.0%
    Total System Services, Inc.                                                      1,512               51,090               0.1%
*   Trimble Navigation, Ltd.                                                           900               24,174               0.0%
*   TriQuint Semiconductor, Inc.                                                     3,000               64,890               0.1%
*   TTM Technologies, Inc.                                                           1,700               11,747               0.0%
*   Tyler Technologies, Inc.                                                           400               44,768               0.1%
#*  Ultimate Software Group, Inc. (The)                                                200               30,102               0.0%
#*  Ultratech, Inc.                                                                    600               11,478               0.0%
#*  Unisys Corp.                                                                       810               20,768               0.0%
    United Online, Inc.                                                                314                3,523               0.0%
*   Vantiv, Inc. Class A                                                               738               22,819               0.0%
#*  Veeco Instruments, Inc.                                                            700               25,193               0.0%
*   VeriFone Systems, Inc.                                                           1,800               67,068               0.1%
*   Verint Systems, Inc.                                                               500               28,745               0.0%
#*  VeriSign, Inc.                                                                     500               29,880               0.0%
#*  ViaSat, Inc.                                                                       600               37,584               0.1%
*   Viasystems Group, Inc.                                                             180                2,857               0.0%
*   Video Display Corp.                                                                300                  885               0.0%
    Visa, Inc. Class A                                                               1,200              289,716               0.3%
#   Vishay Intertechnology, Inc.                                                     3,100               41,881               0.1%
#*  VistaPrint NV                                                                      519               34,700               0.0%
*   Web.com Group, Inc.                                                                966               19,832               0.0%
#*  WebMD Health Corp.                                                                 251               10,713               0.0%
    Western Digital Corp.                                                            2,100              206,577               0.2%
#   Western Union Co. (The)                                                          1,501               25,457               0.0%
*   WEX, Inc.                                                                          500               56,780               0.1%
#*  Workday, Inc. Class A                                                              125               11,935               0.0%
    Xerox Corp.                                                                      7,500               99,600               0.1%
    Xilinx, Inc.                                                                       800               35,584               0.0%
*   XO Group, Inc.                                                                     900               11,457               0.0%
*   Yahoo!, Inc.                                                                     1,400               64,470               0.1%
#*  Yelp, Inc.                                                                         300               18,000               0.0%
*   Zebra Technologies Corp. Class A                                                   849               62,614               0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Information Technology -- (Continued)
*   Zix Corp.                                                                        1,300   $            4,290               0.0%
                                                                                             ------------------    --------------
Total Information Technology                                                                         16,582,305              18.1%
                                                                                             ------------------    --------------
Materials -- (5.5%)
    A Schulman, Inc.                                                                   719               25,460               0.0%
*   AEP Industries, Inc.                                                               200                9,198               0.0%
    Air Products & Chemicals, Inc.                                                     500               67,330               0.1%
    Airgas, Inc.                                                                       800               89,232               0.1%
#   Albemarle Corp.                                                                    640               37,363               0.0%
    Alcoa, Inc.                                                                      6,317              105,873               0.1%
#   Allegheny Technologies, Inc.                                                       843               27,693               0.0%
#   American Vanguard Corp.                                                            800                9,232               0.0%
    Ampco-Pittsburgh Corp.                                                             300                6,537               0.0%
#   Aptargroup, Inc.                                                                 1,200               74,688               0.1%
    Ashland, Inc.                                                                      841               90,887               0.1%
    Avery Dennison Corp.                                                             1,602               75,054               0.1%
    Axiall Corp.                                                                     1,023               41,227               0.1%
    Ball Corp.                                                                         600               38,658               0.0%
    Bemis Co., Inc.                                                                  2,200               84,634               0.1%
*   Berry Plastics Group, Inc.                                                         800               20,816               0.0%
    Cabot Corp.                                                                      1,200               55,716               0.1%
*   Calgon Carbon Corp.                                                              1,200               25,236               0.0%
    Carpenter Technology Corp.                                                         800               40,040               0.0%
    Celanese Corp. Series A                                                            844               49,568               0.1%
*   Century Aluminum Co.                                                             2,502               73,259               0.1%
    CF Industries Holdings, Inc.                                                       530              137,800               0.2%
*   Chemtura Corp.                                                                   1,694               39,453               0.0%
*   Clearwater Paper Corp.                                                             600               38,610               0.0%
#   Cliffs Natural Resources, Inc.                                                   1,248               14,015               0.0%
#*  Coeur Mining, Inc.                                                               1,988                7,356               0.0%
    Commercial Metals Co.                                                            2,700               46,683               0.1%
    Compass Minerals International, Inc.                                               500               42,840               0.1%
*   Core Molding Technologies, Inc.                                                    300                3,990               0.0%
*   Crown Holdings, Inc.                                                               500               23,965               0.0%
    Cytec Industries, Inc.                                                           2,200              102,586               0.1%
    Domtar Corp.                                                                     1,604               65,876               0.1%
    Dow Chemical Co. (The)                                                           5,481              270,761               0.3%
    Eagle Materials, Inc.                                                              501               43,802               0.1%
    Eastman Chemical Co.                                                             1,300              105,014               0.1%
    Ecolab, Inc.                                                                       592               65,848               0.1%
    EI du Pont de Nemours & Co.                                                      2,599              179,721               0.2%
*   Ferro Corp.                                                                      2,200               28,864               0.0%
#*  Flotek Industries, Inc.                                                            331                7,335               0.0%
    FMC Corp.                                                                          600               34,410               0.0%
    Freeport-McMoRan, Inc.                                                           6,008              171,228               0.2%
    Friedman Industries, Inc.                                                          300                2,292               0.0%
    FutureFuel Corp.                                                                   801               10,669               0.0%
*   Graphic Packaging Holding Co.                                                    5,411               65,635               0.1%
    Greif, Inc. Class A                                                                600               26,436               0.0%
    Greif, Inc. Class B                                                                234               11,751               0.0%
    Hawkins, Inc.                                                                      233                8,973               0.0%
    Haynes International, Inc.                                                         259               12,041               0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Materials -- (Continued)
    HB Fuller Co.                                                                      900   $           37,773               0.0%
#   Hecla Mining Co.                                                                 6,909               15,062               0.0%
#*  Horsehead Holding Corp.                                                            233                3,660               0.0%
    Huntsman Corp.                                                                   2,700               65,880               0.1%
    Innophos Holdings, Inc.                                                            408               23,256               0.0%
    Innospec, Inc.                                                                     558               22,526               0.0%
    International Flavors & Fragrances, Inc.                                           300               29,745               0.0%
    International Paper Co.                                                          2,500              126,550               0.1%
#*  Intrepid Potash, Inc.                                                              917               12,334               0.0%
#   Kaiser Aluminum Corp.                                                              357               24,829               0.0%
*   KapStone Paper and Packaging Corp.                                               2,800               86,128               0.1%
    KMG Chemicals, Inc.                                                                300                5,310               0.0%
    Koppers Holdings, Inc.                                                             225                8,883               0.0%
*   Kraton Performance Polymers, Inc.                                                  400                7,156               0.0%
#   Kronos Worldwide, Inc.                                                             564                7,580               0.0%
*   Landec Corp.                                                                       800               10,072               0.0%
#*  Louisiana-Pacific Corp.                                                          2,949               43,055               0.1%
    LyondellBasell Industries NV Class A                                             1,662              152,289               0.2%
#   Martin Marietta Materials, Inc.                                                    237               27,710               0.0%
    Materion Corp.                                                                     491               19,370               0.0%
    MeadWestvaco Corp.                                                               1,727               76,282               0.1%
    Minerals Technologies, Inc.                                                        800               61,368               0.1%
    Monsanto Co.                                                                       900              103,536               0.1%
    Mosaic Co. (The)                                                                 1,360               60,262               0.1%
    Myers Industries, Inc.                                                             775               11,579               0.0%
    NewMarket Corp.                                                                    100               38,801               0.0%
    Newmont Mining Corp.                                                             2,600               48,776               0.1%
    Nucor Corp.                                                                      1,975              106,768               0.1%
#   Olin Corp.                                                                       1,700               41,208               0.1%
#   Olympic Steel, Inc.                                                                300                6,036               0.0%
    OM Group, Inc.                                                                     900               23,427               0.0%
*   Owens-Illinois, Inc.                                                             1,196               30,821               0.0%
    Packaging Corp. of America                                                         800               57,664               0.1%
*   Penford Corp.                                                                      200                3,770               0.0%
    PH Glatfelter Co.                                                                  800               20,184               0.0%
    PolyOne Corp.                                                                    2,011               74,427               0.1%
    PPG Industries, Inc.                                                               340               69,255               0.1%
    Praxair, Inc.                                                                      700               88,193               0.1%
#   Quaker Chemical Corp.                                                              200               16,416               0.0%
    Reliance Steel & Aluminum Co.                                                    1,407               94,944               0.1%
#*  Rentech, Inc.                                                                    1,935                3,077               0.0%
    Rock-Tenn Co. Class A                                                            1,654               84,602               0.1%
    Rockwood Holdings, Inc.                                                          1,200               92,292               0.1%
#   Royal Gold, Inc.                                                                   800               45,720               0.1%
    RPM International, Inc.                                                            899               40,725               0.1%
*   RTI International Metals, Inc.                                                     400                9,420               0.0%
    Schnitzer Steel Industries, Inc. Class A                                           600               14,130               0.0%
    Scotts Miracle-Gro Co. (The) Class A                                               436               25,829               0.0%
    Sealed Air Corp.                                                                   862               31,247               0.0%
    Sensient Technologies Corp.                                                        760               44,977               0.1%
    Sherwin-Williams Co. (The)                                                         200               45,912               0.1%
    Silgan Holdings, Inc.                                                            1,000               49,160               0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Materials -- (Continued)
    Sonoco Products Co.                                                              1,434   $           58,608               0.1%
#   Southern Copper Corp.                                                              400               11,512               0.0%
    Steel Dynamics, Inc.                                                             3,710               85,367               0.1%
    Stepan Co.                                                                         600               26,568               0.0%
*   Stillwater Mining Co.                                                            2,900               38,077               0.0%
*   SunCoke Energy, Inc.                                                               938               22,418               0.0%
    TimkenSteel Corp.                                                                  550               22,319               0.0%
    Tredegar Corp.                                                                     800               15,216               0.0%
    Tronox, Ltd. Class A                                                               516               12,477               0.0%
    United States Lime & Minerals, Inc.                                                200               14,022               0.0%
    United States Steel Corp.                                                        2,069               82,843               0.1%
#   US Silica Holdings, Inc.                                                           438               19,666               0.0%
    Valspar Corp. (The)                                                                500               41,080               0.1%
    Vulcan Materials Co.                                                               694               42,827               0.1%
#   Walter Energy, Inc.                                                                300                  723               0.0%
    Westlake Chemical Corp.                                                          2,562              180,749               0.2%
    Worthington Industries, Inc.                                                     1,600               61,840               0.1%
*   WR Grace & Co.                                                                     400               37,840               0.0%
                                                                                             ------------------    --------------
Total Materials                                                                                       5,639,783               6.1%
                                                                                             ------------------    --------------
Other -- (0.0%)
(Degree)*  Brooklyn Federal Bancorp, Inc. Escrow Shares                                100                   --               0.0%
(Degree)#* Gerber Scientific, Inc. Escrow Shares                                       900                   --               0.0%
(Degree)*  Softbrands, Inc. Escrow Shares                                              600                   --               0.0%
                                                                                             ------------------    --------------
Total Other                                                                                                  --               0.0%
                                                                                             ------------------    --------------
Real Estate Investment Trusts -- (0.0%)
    Parkway Properties, Inc.                                                           128                2,566               0.0%
                                                                                             ------------------    --------------
Telecommunication Services -- (2.7%)
*   Alteva                                                                              86                  611               0.0%
    AT&T, Inc.                                                                      43,847            1,527,629               1.7%
    Atlantic Tele-Network, Inc.                                                        400               26,876               0.0%
    CenturyLink, Inc.                                                                3,600              149,328               0.2%
*   Cincinnati Bell, Inc.                                                            3,500               12,845               0.0%
#   Consolidated Communications Holdings, Inc.                                         827               21,419               0.0%
#   Frontier Communications Corp.                                                   13,649               89,264               0.1%
*   General Communication, Inc. Class A                                              1,100               12,903               0.0%
*   HC2 Holdings, Inc.                                                                  69                  366               0.0%
    IDT Corp. Class B                                                                  504                8,306               0.0%
    Inteliquent, Inc.                                                                  300                5,049               0.0%
#*  Iridium Communications, Inc.                                                     1,497               14,222               0.0%
*   Level 3 Communications, Inc.                                                       755               35,417               0.0%
#   Lumos Networks Corp.                                                               200                3,440               0.0%
*   ORBCOMM, Inc.                                                                    1,200                7,584               0.0%
#*  Premiere Global Services, Inc.                                                   1,000               10,470               0.0%
*   SBA Communications Corp. Class A                                                   500               56,165               0.1%
#*  Sprint Corp.                                                                     2,414               14,315               0.0%
*   Straight Path Communications, Inc. Class B                                         251                5,422               0.0%
*   T-Mobile US, Inc.                                                                  916               26,738               0.0%
    Telephone & Data Systems, Inc.                                                   2,313               59,305               0.1%
*   tw telecom, Inc.                                                                   900               38,502               0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Telecommunication Services -- (Continued)
*   United States Cellular Corp.                                                       324   $           11,800               0.0%
    Verizon Communications, Inc.                                                    10,681              536,720               0.6%
*   Vonage Holdings Corp.                                                            3,429               11,933               0.0%
    Windstream Holdings, Inc.                                                        4,192               43,932               0.1%
                                                                                             ------------------    --------------
Total Telecommunication Services                                                                      2,730,561               3.0%
                                                                                             ------------------    --------------
Utilities -- (2.3%)
    AES Corp.                                                                        1,291               18,164               0.0%
    AGL Resources, Inc.                                                                500               26,955               0.0%
    ALLETE, Inc.                                                                       600               31,344               0.0%
    Alliant Energy Corp.                                                               400               24,764               0.0%
    Ameren Corp.                                                                       900               38,106               0.1%
    American Electric Power Co., Inc.                                                  600               35,004               0.1%
    American States Water Co.                                                          600               21,468               0.0%
    American Water Works Co., Inc.                                                     300               16,011               0.0%
    Aqua America, Inc.                                                               1,625               42,575               0.1%
    Atmos Energy Corp.                                                                 700               37,100               0.1%
#   Avista Corp.                                                                       800               28,360               0.0%
    Black Hills Corp.                                                                  700               38,311               0.1%
    California Water Service Group                                                     600               15,618               0.0%
*   Calpine Corp.                                                                    2,697               61,546               0.1%
    CenterPoint Energy, Inc.                                                         1,600               39,280               0.1%
    Chesapeake Utilities Corp.                                                         361               17,483               0.0%
    Cleco Corp.                                                                        582               31,288               0.0%
    CMS Energy Corp.                                                                   700               22,869               0.0%
#   Consolidated Edison, Inc.                                                          400               25,344               0.0%
    Dominion Resources, Inc.                                                         1,000               71,300               0.1%
    DTE Energy Co.                                                                     700               57,512               0.1%
    Duke Energy Corp.                                                                1,196               98,251               0.1%
    Edison International                                                               700               43,806               0.1%
    El Paso Electric Co.                                                               515               19,488               0.0%
    Empire District Electric Co. (The)                                                 500               14,220               0.0%
    Entergy Corp.                                                                      300               25,206               0.0%
#   Exelon Corp.                                                                     1,149               42,042               0.1%
    FirstEnergy Corp.                                                                  500               18,670               0.0%
#*  Genie Energy, Ltd. Class B                                                         400                2,900               0.0%
    Great Plains Energy, Inc.                                                        1,400               37,702               0.1%
#   Hawaiian Electric Industries, Inc.                                               1,100               30,976               0.0%
    IDACORP, Inc.                                                                      415               26,240               0.0%
    Integrys Energy Group, Inc.                                                        200               14,536               0.0%
    ITC Holdings Corp.                                                                 922               36,520               0.1%
    Laclede Group, Inc. (The)                                                          300               15,231               0.0%
    MGE Energy, Inc.                                                                   600               26,682               0.0%
#   Middlesex Water Co.                                                                300                6,765               0.0%
#   National Fuel Gas Co.                                                              456               31,569               0.0%
    New Jersey Resources Corp.                                                         500               29,240               0.0%
    NextEra Energy, Inc.                                                               700               70,154               0.1%
    NiSource, Inc.                                                                   1,000               42,060               0.1%
#   Northeast Utilities                                                                787               38,838               0.1%
#   Northwest Natural Gas Co.                                                          400               18,772               0.0%
    NorthWestern Corp.                                                                 500               26,420               0.0%
    NRG Energy, Inc.                                                                 2,425               72,702               0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------   ------------------    ---------------
Utilities -- (Continued)
    OGE Energy Corp.                                                                   800   $           29,832               0.0%
#   ONE Gas, Inc.                                                                      321               12,182               0.0%
    Ormat Technologies, Inc.                                                           900               26,055               0.0%
#   Otter Tail Corp.                                                                   600               18,600               0.0%
    PG&E Corp.                                                                         600               30,192               0.0%
    Piedmont Natural Gas Co., Inc.                                                     800               30,408               0.0%
    Pinnacle West Capital Corp.                                                        300               18,441               0.0%
    PNM Resources, Inc.                                                                900               25,965               0.0%
#   Portland General Electric Co.                                                    1,020               37,138               0.1%
    PPL Corp.                                                                          800               27,992               0.0%
    Public Service Enterprise Group, Inc.                                              900               37,179               0.1%
    Questar Corp.                                                                    1,400               33,754               0.0%
#   SCANA Corp.                                                                        400               21,956               0.0%
    Sempra Energy                                                                      400               44,000               0.1%
    SJW Corp.                                                                          211                6,744               0.0%
    South Jersey Industries, Inc.                                                      400               23,456               0.0%
    Southern Co. (The)                                                               1,400               64,904               0.1%
    Southwest Gas Corp.                                                                600               34,854               0.1%
    TECO Energy, Inc.                                                                  760               14,904               0.0%
    UGI Corp.                                                                        2,272               85,632               0.1%
    UIL Holdings Corp.                                                                 670               27,564               0.0%
    Unitil Corp.                                                                       100                3,484               0.0%
    Vectren Corp.                                                                      600               26,970               0.0%
#   Westar Energy, Inc.                                                                800               30,248               0.0%
    WGL Holdings, Inc.                                                                 600               28,200               0.0%
#   Wisconsin Energy Corp.                                                             800               39,728               0.1%
    Xcel Energy, Inc.                                                                  900               30,123               0.0%
#   York Water Co.                                                                     360                7,913               0.0%
                                                                                             ------------------    --------------
Total Utilities                                                                                       2,307,810               2.5%
                                                                                             ------------------    --------------
TOTAL COMMON STOCKS                                                                                  91,652,496              99.8%
                                                                                             ------------------    --------------
RIGHTS/WARRANTS -- (0.0%)
(Degree)*  Leap Wireless International, Inc. Contingent Value Rights                 2,100                5,292               0.0%
(Degree)#* Sears Holdings Corp. Rights 11/07/14                                        900                   21               0.0%
                                                                                             ------------------    --------------
TOTAL RIGHTS/WARRANTS                                                                                     5,313               0.0%
                                                                                             ------------------    --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves, 0.077%                             380,860              380,860               0.4%
                                                                                             ------------------    --------------

SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@  DFA Short Term Investment Fund                                               863,096            9,986,016              10.9%
                                                                                             ------------------    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $71,158,412)                                             $      102,024,685             111.1%
                                                                                             ==================    ==============

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -----------------------------------------------------------------------------
                                                        LEVEL 1            LEVEL 2             LEVEL 3              TOTAL
                                                   -----------------  ------------------  -----------------  -------------------
Common Stocks
    Consumer Discretionary                         $      14,857,767                  --                 --  $        14,857,767
    Consumer Staples                                       5,069,072                  --                 --            5,069,072
    Energy                                                11,179,305                  --                 --           11,179,305
    Financials                                            17,198,413  $              371                 --           17,198,784
    Industrials                                           16,084,519                  24                 --           16,084,543
    Information Technology                                16,582,305                  --                 --           16,582,305
    Materials                                              5,639,783                  --                 --            5,639,783
    Other                                                         --                  --                 --                   --
    Real Estate Investment Trusts                              2,566                  --                 --                2,566
    Telecommunication Services                             2,730,561                  --                 --            2,730,561
    Utilities                                              2,307,810                  --                 --            2,307,810
Rights/Warrants                                                   --               5,313                 --                5,313
Temporary Cash Investments                                   380,860                  --                 --              380,860
Securities Lending Collateral                                     --           9,986,016                 --            9,986,016
                                                   -----------------  ------------------  -----------------  -------------------
TOTAL                                              $      92,032,961  $        9,991,724                 --  $       102,024,685
                                                   =================  ==================  =================  ===================

                CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
COMMON STOCKS -- (92.5%)
AUSTRALIA -- (6.7%)
     Adelaide Brighton, Ltd.                                                   12,382    $             36,924                  0.1%
     AGL Energy, Ltd.                                                           2,454                  29,417                  0.0%
#    ALS, Ltd.                                                                  5,389                  26,688                  0.0%
*    Alumina, Ltd.                                                             30,161                  43,591                  0.1%
     Amalgamated Holdings, Ltd.                                                 1,588                  14,034                  0.0%
     Amcor, Ltd.                                                                7,623                  79,179                  0.1%
     AMP, Ltd.                                                                 54,320                 280,129                  0.3%
#    APA Group                                                                  9,066                  63,030                  0.1%
*    APN News & Media, Ltd.                                                     8,425                   5,468                  0.0%
*    Aquarius Platinum, Ltd.                                                   32,436                   8,632                  0.0%
#    ARB Corp., Ltd.                                                              443                   5,139                  0.0%
#    Arrium, Ltd.                                                              32,904                   9,769                  0.0%
     Asciano, Ltd.                                                             19,708                 109,014                  0.1%
     ASX, Ltd.                                                                  2,958                  93,849                  0.1%
#    Atlas Iron, Ltd.                                                          21,286                   6,372                  0.0%
     Aurizon Holdings, Ltd.                                                     6,244                  25,898                  0.0%
#    Ausdrill, Ltd.                                                             3,727                   2,016                  0.0%
     AusNet Services                                                           21,363                  25,826                  0.0%
#    Australia & New Zealand Banking Group, Ltd.                               13,990                 413,972                  0.4%
#*   Australian Agricultural Co., Ltd.                                         10,040                  12,416                  0.0%
     Automotive Holdings Group, Ltd.                                            7,603                  25,633                  0.0%
*    AWE, Ltd.                                                                 11,677                  18,101                  0.0%
     Bank of Queensland, Ltd.                                                   4,809                  53,461                  0.1%
     Beach Energy, Ltd.                                                        31,283                  32,359                  0.1%
#*   Beadell Resources, Ltd.                                                   38,340                   8,603                  0.0%
#    Bega Cheese, Ltd.                                                          1,674                   7,624                  0.0%
     Bendigo & Adelaide Bank Ltd                                               11,927                 130,981                  0.1%
     BHP Billiton, Ltd.                                                        16,687                 499,222                  0.5%
     BHP Billiton, Ltd. Sponsored ADR                                           2,200                 130,768                  0.1%
*    Billabong International, Ltd.                                             13,021                   7,594                  0.0%
*    BlueScope Steel, Ltd.                                                     11,548                  53,838                  0.1%
     Boral, Ltd.                                                               16,241                  71,333                  0.1%
     Bradken, Ltd.                                                              4,982                  16,995                  0.0%
     Brambles, Ltd.                                                             8,792                  73,948                  0.1%
#    Breville Group, Ltd.                                                       2,941                  17,659                  0.0%
     Brickworks, Ltd.                                                             846                  10,105                  0.0%
#    Cabcharge Australia, Ltd.                                                  1,270                   5,538                  0.0%
     Caltex Australia, Ltd.                                                     3,088                  85,053                  0.1%
#    Cardno, Ltd.                                                               2,686                  13,190                  0.0%
#    carsales.com, Ltd.                                                         2,372                  22,383                  0.0%
     Cash Converters International, Ltd.                                       15,872                  15,224                  0.0%
     Challenger, Ltd.                                                          10,518                  64,693                  0.1%
#    Coca-Cola Amatil, Ltd.                                                     4,079                  32,915                  0.1%
     Commonwealth Bank of Australia                                             3,519                 250,234                  0.3%
     Computershare, Ltd.                                                        2,217                  24,060                  0.0%
     Credit Corp. Group, Ltd.                                                   1,551                  13,174                  0.0%
     Crowe Horwath Australasia, Ltd.                                            9,975                   4,497                  0.0%
     CSR, Ltd.                                                                 16,074                  49,197                  0.1%
#    Domino's Pizza Enterprises, Ltd.                                           1,192                  28,411                  0.0%
     Downer EDI, Ltd.                                                           7,987                  33,728                  0.1%
*    Drillsearch Energy, Ltd.                                                  10,492                  10,956                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
AUSTRALIA -- (Continued)
     DuluxGroup, Ltd.                                                           8,959    $             42,339                  0.1%
#*   Elders, Ltd.                                                               9,306                   1,391                  0.0%
#*   Emeco Holdings, Ltd.                                                      13,587                   2,203                  0.0%
*    Energy World Corp., Ltd.                                                  12,801                   3,975                  0.0%
     Fairfax Media, Ltd.                                                       35,852                  25,769                  0.0%
#    Flight Centre Travel Group, Ltd.                                             646                  23,970                  0.0%
     Fortescue Metals Group, Ltd.                                               9,269                  28,607                  0.0%
     Goodman Fielder, Ltd.                                                     37,692                  21,330                  0.0%
#    GrainCorp, Ltd. Class A                                                    2,948                  22,801                  0.0%
#    GUD Holdings, Ltd.                                                         1,903                  12,045                  0.0%
#    GWA Group, Ltd.                                                            5,833                  14,040                  0.0%
#    Harvey Norman Holdings, Ltd.                                              12,250                  41,194                  0.1%
*    Hillgrove Resources, Ltd.                                                 10,860                   5,227                  0.0%
     Hills, Ltd.                                                                5,255                   6,153                  0.0%
*    Horizon Oil, Ltd.                                                         29,979                   7,852                  0.0%
#    iiNET, Ltd.                                                                3,005                  21,206                  0.0%
#    Iluka Resources, Ltd.                                                      3,626                  23,278                  0.0%
     Incitec Pivot, Ltd.                                                       28,258                  72,513                  0.1%
     Independence Group NL                                                      3,743                  14,989                  0.0%
     Insurance Australia Group, Ltd.                                           37,192                 215,063                  0.2%
     Invocare, Ltd.                                                             2,186                  23,325                  0.0%
     IOOF Holdings, Ltd.                                                        4,072                  32,480                  0.1%
     Iress, Ltd.                                                                3,256                  28,331                  0.0%
     James Hardie Industries P.L.C.                                             2,471                  26,357                  0.0%
     James Hardie Industries P.L.C. Sponsored ADR                                 600                  31,998                  0.1%
#    JB Hi-Fi, Ltd.                                                             2,013                  27,720                  0.0%
*    Kingsgate Consolidated, Ltd.                                                 631                     403                  0.0%
#    Leighton Holdings, Ltd.                                                    1,755                  34,168                  0.1%
     Lend Lease Group                                                           3,562                  49,679                  0.1%
#    M2 Group, Ltd.                                                             4,035                  27,998                  0.0%
*    Macmahon Holdings, Ltd.                                                   39,034                   3,393                  0.0%
     Macquarie Group, Ltd.                                                      1,965                 106,189                  0.1%
#    Magellan Financial Group, Ltd.                                             2,457                  29,167                  0.0%
     Melbourne IT, Ltd.                                                         5,334                   6,558                  0.0%
     Mermaid Marine Australia, Ltd.                                             8,708                  14,254                  0.0%
*    Metals X, Ltd.                                                             2,482                     452                  0.0%
#    Metcash, Ltd.                                                             17,754                  44,342                  0.1%
     Mincor Resources NL                                                        4,393                   2,389                  0.0%
*    Mineral Deposits, Ltd.                                                     4,284                   5,155                  0.0%
#    Mineral Resources, Ltd.                                                    3,218                  24,122                  0.0%
#    Monadelphous Group, Ltd.                                                   1,985                  22,017                  0.0%
     Mount Gibson Iron, Ltd.                                                    8,762                   3,482                  0.0%
#    Myer Holdings, Ltd.                                                       21,690                  36,835                  0.1%
     National Australia Bank, Ltd.                                             13,973                 432,265                  0.4%
     Navitas, Ltd.                                                              5,275                  24,651                  0.0%
#    New Hope Corp., Ltd.                                                       3,628                   7,180                  0.0%
*    Newcrest Mining, Ltd.                                                      6,100                  50,030                  0.1%
     Northern Star Resources, Ltd.                                              9,219                   8,891                  0.0%
#    NRW Holdings, Ltd.                                                         4,098                   2,743                  0.0%
     Nufarm, Ltd.                                                               5,093                  22,220                  0.0%
     Oil Search, Ltd.                                                           1,141                   8,749                  0.0%
#    Orica, Ltd.                                                                3,756                  68,563                  0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
AUSTRALIA -- (Continued)
     Origin Energy, Ltd.                                                        9,213    $            115,740                  0.1%
     Orora, Ltd.                                                                5,096                   7,797                  0.0%
#    OZ Minerals, Ltd.                                                          8,700                  29,896                  0.0%
     Pacific Brands, Ltd.                                                      16,041                   6,666                  0.0%
#*   Paladin Energy, Ltd.                                                       5,796                   1,662                  0.0%
     PanAust, Ltd.                                                             15,035                  22,799                  0.0%
     Panoramic Resources, Ltd.                                                  3,668                   1,956                  0.0%
     Peet, Ltd.                                                                 7,973                   8,507                  0.0%
#    Perpetual, Ltd.                                                              794                  32,465                  0.1%
     Platinum Asset Management, Ltd.                                              591                   3,431                  0.0%
*    PMP, Ltd.                                                                 15,111                   6,438                  0.0%
     Premier Investments, Ltd.                                                  1,327                  12,591                  0.0%
*    Prime AET&D Holdings No.1, Ltd.                                                1                      --                  0.0%
     Programmed Maintenance Services, Ltd.                                      2,001                   4,581                  0.0%
*    Qantas Airways, Ltd.                                                      25,039                  37,411                  0.1%
#    QBE Insurance Group, Ltd.                                                  8,923                  90,639                  0.1%
     Qube Holdings, Ltd.                                                       11,747                  25,411                  0.0%
#*   Ramelius Resources, Ltd.                                                  23,490                     972                  0.0%
     RCR Tomlinson, Ltd.                                                        7,109                  17,078                  0.0%
     REA Group, Ltd.                                                              617                  24,705                  0.0%
     Recall Holdings, Ltd.                                                        574                   2,944                  0.0%
     Reece Australia, Ltd.                                                        772                  22,629                  0.0%
*    Resolute Mining, Ltd.                                                     10,174                   2,865                  0.0%
     Retail Food Group, Ltd.                                                    3,267                  16,041                  0.0%
     Rio Tinto, Ltd.                                                            4,438                 236,982                  0.3%
*    Roc Oil Co., Ltd.                                                         10,705                   6,428                  0.0%
     SAI Global, Ltd.                                                           5,683                  20,571                  0.0%
     Salmat, Ltd.                                                               4,935                   5,954                  0.0%
     Sandfire Resources NL                                                      1,850                   9,180                  0.0%
     Santos, Ltd.                                                               7,392                  84,707                  0.1%
     Seek, Ltd.                                                                 3,829                  56,190                  0.1%
#*   Senex Energy, Ltd.                                                        31,081                  14,879                  0.0%
#    Seven Group Holdings, Ltd.                                                 3,972                  23,961                  0.0%
     Seven West Media, Ltd.                                                     3,546                   5,362                  0.0%
#    Sims Metal Management, Ltd.                                                2,982                  29,770                  0.0%
     Skilled Group, Ltd.                                                        3,600                   7,351                  0.0%
     Slater & Gordon, Ltd.                                                        317                   1,713                  0.0%
     SMS Management & Technology, Ltd.                                          2,472                   8,589                  0.0%
     Southern Cross Media Group, Ltd.                                          18,980                  16,368                  0.0%
     Spark Infrastructure Group                                                15,132                  25,437                  0.0%
#*   St Barbara, Ltd.                                                           2,817                     273                  0.0%
     STW Communications Group, Ltd.                                            10,662                  10,656                  0.0%
     Suncorp Group, Ltd.                                                        6,287                  81,808                  0.1%
     Sunland Group, Ltd.                                                        7,830                  11,706                  0.0%
     Sydney Airport                                                             3,330                  12,946                  0.0%
     Tassal Group, Ltd.                                                         6,365                  20,675                  0.0%
     Telstra Corp., Ltd.                                                        7,576                  37,699                  0.1%
#*   Ten Network Holdings, Ltd.                                                53,821                  10,521                  0.0%
#    TFS Corp., Ltd.                                                            3,576                   4,956                  0.0%
#    Toll Holdings, Ltd.                                                       16,034                  80,334                  0.1%
     Tox Free Solutions, Ltd.                                                   2,799                   6,004                  0.0%
*    Transfield Services, Ltd.                                                 16,892                  28,518                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
AUSTRALIA -- (Continued)
     Transpacific Industries Group, Ltd.                                       19,482    $             15,484                  0.0%
     Transurban Group                                                           9,764                  69,929                  0.1%
#*   UGL, Ltd.                                                                  1,662                  10,280                  0.0%
     UXC, Ltd.                                                                  5,788                   4,294                  0.0%
     Village Roadshow, Ltd.                                                     1,430                   8,858                  0.0%
*    Virgin Australia Holdings, Ltd. (ACI01NXR8)                               46,180                      --                  0.0%
#*   Virgin Australia Holdings, Ltd. (B43DQC7)                                 62,673                  21,258                  0.0%
#    Washington H Soul Pattinson & Co., Ltd.                                      987                  12,356                  0.0%
     Wesfarmers, Ltd.                                                           4,671                 181,772                  0.2%
     Westpac Banking Corp. Sponsored ADR                                        7,016                 214,830                  0.2%
#*   Whitehaven Coal, Ltd.                                                      1,338                   1,794                  0.0%
     Woodside Petroleum, Ltd.                                                   7,970                 283,097                  0.3%
#    Woolworths, Ltd.                                                           3,616                 114,756                  0.1%
     WorleyParsons, Ltd.                                                        1,744                  20,816                  0.0%
                                                                                         --------------------   ------------------
TOTAL AUSTRALIA                                                                                     7,229,177                  7.2%
                                                                                         --------------------   ------------------
AUSTRIA -- (0.5%)
*    A-TEC Industries AG                                                          464                      --                  0.0%
     Agrana Beteiligungs AG                                                       116                  10,471                  0.0%
     Andritz AG                                                                   480                  23,196                  0.0%
     BUWOG AG                                                                     481                   8,892                  0.0%
#    Conwert Immobilien Invest SE                                               1,782                  19,762                  0.0%
     Erste Group Bank AG                                                        1,799                  45,906                  0.1%
     EVN AG                                                                       660                   8,362                  0.0%
#    Flughafen Wien AG                                                            116                  10,654                  0.0%
*    IMMOFINANZ AG                                                              3,670                  11,110                  0.0%
     Mayr Melnhof Karton AG                                                       204                  21,893                  0.0%
     Oesterreichische Post AG                                                     380                  18,546                  0.0%
     OMV AG                                                                     3,054                  95,996                  0.1%
     POLYTEC Holding AG                                                           317                   2,616                  0.0%
     Raiffeisen Bank International AG                                           1,461                  31,283                  0.1%
     RHI AG                                                                       422                  10,818                  0.0%
     Schoeller-Bleckmann Oilfield Equipment AG                                    121                  10,428                  0.0%
     Semperit AG Holding                                                          156                   7,727                  0.0%
     Strabag SE                                                                   412                   8,917                  0.0%
#    Verbund AG                                                                 1,435                  29,039                  0.0%
     Vienna Insurance Group AG Wiener Versicherung Gruppe                         492                  23,685                  0.0%
     Voestalpine AG                                                             1,154                  46,227                  0.1%
     Wienerberger AG                                                            2,737                  33,098                  0.1%
     Zumtobel Group AG                                                            642                  11,322                  0.0%
                                                                                         --------------------   ------------------
TOTAL AUSTRIA                                                                                         489,948                  0.5%
                                                                                         --------------------   ------------------
BELGIUM -- (1.0%)
     Ackermans & van Haaren NV                                                    593                  73,951                  0.1%
     Ageas                                                                      4,207                 140,615                  0.2%
     Banque Nationale de Belgique                                                   6                  24,443                  0.0%
     Barco NV                                                                     294                  21,677                  0.0%
     Belgacom SA                                                                3,128                 118,140                  0.1%
     Cie d'Entreprises CFE                                                        220                  23,792                  0.0%
     Cie Maritime Belge SA                                                        293                   5,739                  0.0%
#    Colruyt SA                                                                   136                   6,194                  0.0%
     D'ieteren SA                                                                 477                  17,272                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
BELGIUM -- (Continued)
     Delhaize Group SA                                                          1,408    $             96,272                  0.1%
     Delhaize Group SA Sponsored ADR                                            4,400                  74,976                  0.1%
     Elia System Operator SA                                                      330                  16,370                  0.0%
#*   Euronav NV                                                                   852                   9,042                  0.0%
     EVS Broadcast Equipment SA                                                   132                   4,278                  0.0%
     Exmar NV                                                                     649                   9,072                  0.0%
*    KBC Groep NV                                                               1,544                  82,937                  0.1%
     Kinepolis Group NV                                                           495                  19,828                  0.0%
*    Mobistar SA                                                                1,400                  30,020                  0.0%
     NV Bekaert SA                                                                983                  30,904                  0.1%
#*   Nyrstar NV                                                                13,738                  46,366                  0.1%
     Sipef SA                                                                      98                   6,802                  0.0%
     Solvay SA                                                                    653                  89,147                  0.1%
*    Telenet Group Holding NV                                                     543                  30,724                  0.0%
#*   Tessenderlo Chemie NV                                                        834                  21,637                  0.0%
     Umicore SA                                                                 2,013                  79,007                  0.1%
     Van de Velde NV                                                              446                  20,667                  0.0%
*    Viohalco SA                                                                1,602                   5,169                  0.0%
                                                                                         --------------------   ------------------
TOTAL BELGIUM                                                                                       1,105,041                  1.1%
                                                                                         --------------------   ------------------
CANADA -- (9.2%)
     Absolute Software Corp.                                                      500                   3,145                  0.0%
*    Advantage Oil & Gas, Ltd.                                                  4,612                  19,765                  0.0%
     AGF Management, Ltd. Class B                                               1,754                  15,936                  0.0%
     Agnico Eagle Mines, Ltd.(2009823)                                            818                  19,275                  0.0%
     Agnico Eagle Mines, Ltd.(008474108)                                           97                   2,280                  0.0%
     Agrium, Inc.(2213538)                                                        800                  78,272                  0.1%
     Agrium, Inc.(008916108)                                                      961                  94,005                  0.1%
     AGT Food & Ingredient, Inc.                                                  615                  15,110                  0.0%
     Aimia, Inc.                                                                2,960                  42,678                  0.1%
*    Air Canada Class A                                                         2,800                  23,328                  0.0%
     Alacer Gold Corp.                                                          4,256                   7,062                  0.0%
     Alamos Gold, Inc.                                                          1,800                  13,432                  0.0%
#*   Alexco Resource Corp.                                                      3,400                   1,689                  0.0%
     Algonquin Power & Utilities Corp.                                          3,600                  29,386                  0.0%
     Alimentation Couche-Tard, Inc. Class B                                     2,467                  83,725                  0.1%
#    AltaGas, Ltd.                                                              1,500                  61,887                  0.1%
#    Altus Group, Ltd.                                                            530                  10,275                  0.0%
#*   Alumasc Group P.L.C. (The)                                                 2,900                   6,690                  0.0%
*    Amerigo Resources, Ltd.                                                    6,500                   2,047                  0.0%
#    ARC Resources, Ltd.                                                        1,900                  44,809                  0.1%
#*   Argonaut Gold, Inc.                                                          172                     366                  0.0%
     Atco, Ltd. Class I                                                           600                  24,382                  0.0%
#*   Athabasca Oil Corp.                                                        6,553                  21,222                  0.0%
*    ATS Automation Tooling Systems, Inc.                                       2,500                  31,276                  0.0%
     AuRico Gold, Inc.                                                          6,408                  20,525                  0.0%
     AutoCanada, Inc.                                                             359                  19,940                  0.0%
#*   Avigilon Corp.                                                               678                   9,378                  0.0%
#*   B2Gold Corp.                                                              12,300                  20,517                  0.0%
     Badger Daylighting, Ltd.                                                     679                  16,682                  0.0%
#*   Ballard Power Systems, Inc.                                                2,600                   7,290                  0.0%
     Bank of Montreal(063671101)                                                  899                  65,267                  0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
CANADA -- (Continued)
#    Bank of Montreal(2076009)                                                  3,168    $            229,733                  0.2%
     Bank of Nova Scotia (The)(2076281)                                         4,072                 249,367                  0.3%
     Bank of Nova Scotia (The)(064149107)                                       2,877                 176,360                  0.2%
*    Bankers Petroleum, Ltd.                                                   10,000                  38,419                  0.1%
     Barrick Gold Corp.(067901108)                                              7,482                  88,811                  0.1%
     Barrick Gold Corp.(2024644)                                                2,100                  24,931                  0.0%
#    Baytex Energy Corp.                                                          400                  12,223                  0.0%
     BCE, Inc.(B188TH2)                                                           354                  15,720                  0.0%
     BCE, Inc.(05534B760)                                                         604                  26,860                  0.0%
*    Bellatrix Exploration, Ltd.                                                1,758                   8,220                  0.0%
#*   Birchcliff Energy, Ltd.                                                    2,200                  17,021                  0.0%
     Black Diamond Group, Ltd.                                                  1,000                  17,080                  0.0%
#*   BlackBerry, Ltd.(09228F103)                                                3,177                  33,359                  0.0%
#*   BlackBerry, Ltd.(BCBHZ31)                                                  3,458                  36,327                  0.1%
#*   BlackPearl Resources, Inc.                                                 5,400                   7,762                  0.0%
     Bombardier, Inc. Class B                                                   7,800                  25,676                  0.0%
#    Bonavista Energy Corp.                                                     4,473                  42,029                  0.1%
#    Bonterra Energy Corp.                                                        198                   8,902                  0.0%
     Boralex, Inc. Class A                                                      2,474                  28,866                  0.0%
     Brookfield Asset Management, Inc. Class A                                  1,100                  53,846                  0.1%
     Bumi Serpong Damai Tbk PT                                                  1,800                  23,397                  0.0%
     CAE, Inc.                                                                  2,040                  26,137                  0.0%
     Calfrac Well Services, Ltd.                                                1,440                  17,249                  0.0%
     Cameco Corp.(2166160)                                                        842                  14,620                  0.0%
     Cameco Corp.(13321L108)                                                    2,707                  47,048                  0.1%
     Canaccord Genuity Group, Inc.                                              1,669                  14,130                  0.0%
     Canadian Imperial Bank of Commerce                                         1,527                 139,402                  0.2%
     Canadian National Railway Co.(136375102)                                   1,058                  74,674                  0.1%
     Canadian National Railway Co.(2180632)                                     1,200                  84,603                  0.1%
     Canadian Natural Resources, Ltd.(136385101)                                6,871                 239,660                  0.3%
     Canadian Natural Resources, Ltd.(2171573)                                  2,400                  83,751                  0.1%
     Canadian Oil Sands, Ltd.                                                   2,753                  43,137                  0.1%
     Canadian Pacific Railway, Ltd.                                               300                  62,401                  0.1%
#    Canadian Tire Corp., Ltd. Class A                                            596                  65,346                  0.1%
     Canadian Utilities, Ltd. Class A                                             600                  20,741                  0.0%
     Canadian Western Bank                                                      1,800                  60,290                  0.1%
     Canam Group, Inc. Class A                                                  1,300                  11,304                  0.0%
     CanElson Drilling, Inc.                                                    2,100                  10,267                  0.0%
*    Canfor Corp.                                                                 830                  19,324                  0.0%
     Canfor Pulp Products, Inc.                                                 1,000                  11,180                  0.0%
     Canyon Services Group, Inc.                                                  898                   8,677                  0.0%
     Capital Power Corp.                                                        1,079                  24,489                  0.0%
#    Capstone Infrastructure Corp.                                              4,729                  17,917                  0.0%
*    Capstone Mining Corp.                                                      9,500                  17,785                  0.0%
     Cascades, Inc.                                                             2,400                  13,352                  0.0%
     CCL Industries, Inc. Class B                                                 395                  39,933                  0.1%
*    Celestica, Inc.                                                            4,223                  46,387                  0.1%
     Cenovus Energy, Inc.(15135U109)                                            1,685                  41,721                  0.1%
     Cenovus Energy, Inc.(B57FG04)                                              1,090                  26,973                  0.0%
     Centerra Gold, Inc.                                                        2,615                  10,209                  0.0%
#*   Cequence Energy, Ltd.                                                      3,200                   4,060                  0.0%
     Cervus Equipment Corp.                                                       600                   9,769                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
CANADA -- (Continued)
*    CGI Group, Inc. Class A                                                      900    $             30,896                  0.0%
*    China Gold International Resources Corp., Ltd.                             4,400                   8,433                  0.0%
*    Chinook Energy, Inc.                                                          61                      84                  0.0%
#    CI Financial Corp.                                                         1,256                  36,519                  0.1%
#    Cineplex, Inc.                                                               800                  30,139                  0.0%
#    Clarke, Inc.                                                               1,100                   9,536                  0.0%
     Cogeco Cable, Inc.                                                           700                  38,172                  0.1%
     COM DEV International, Ltd.                                                3,200                  10,505                  0.0%
*    Connacher Oil and Gas, Ltd.                                                5,200                     461                  0.0%
     Constellation Software, Inc.                                                 187                  52,680                  0.1%
#*   Corridor Resources, Inc.                                                     500                     639                  0.0%
#    Corus Entertainment, Inc. Class B                                          1,500                  27,603                  0.0%
     Cott Corp.                                                                   300                   1,818                  0.0%
#    Crescent Point Energy Corp.                                                2,356                  77,868                  0.1%
*    Crew Energy, Inc.                                                          2,714                  16,953                  0.0%
#*   Denison Mines Corp.                                                        4,500                   4,232                  0.0%
     DH Corp.                                                                   1,084                  34,625                  0.0%
     Dollarama, Inc.                                                              350                  30,750                  0.0%
*    Dominion Diamond Corp.(B95LX89)                                              500                   6,996                  0.0%
*    Dominion Diamond Corp.(257287102)                                          1,691                  23,691                  0.0%
     Dorel Industries, Inc. Class B                                             1,200                  37,287                  0.1%
#*   DragonWave, Inc.                                                           1,657                   1,764                  0.0%
#*   Dundee Precious Metals, Inc.                                               2,800                   7,975                  0.0%
     E-L Financial Corp., Ltd.                                                     34                  20,815                  0.0%
     Eldorado Gold Corp.                                                       13,404                  73,261                  0.1%
#    Emera, Inc.                                                                  656                  22,054                  0.0%
     Empire Co., Ltd.                                                             300                  20,754                  0.0%
     Enbridge Income Fund Holdings, Inc.                                          500                  13,176                  0.0%
     Enbridge, Inc.(2466149)                                                    1,248                  59,053                  0.1%
     Enbridge, Inc.(29250N105)                                                    604                  28,605                  0.0%
     Encana Corp.                                                               3,890                  72,481                  0.1%
     Enerflex, Ltd.                                                               600                   8,571                  0.0%
#*   Energy Fuels, Inc.                                                           100                     601                  0.0%
     Enerplus Corp.(292766102)                                                  3,726                  53,282                  0.1%
#    Enerplus Corp.(B584T89)                                                    1,585                  22,698                  0.0%
     Ensign Energy Services, Inc.                                               3,401                  38,384                  0.1%
     Equitable Group, Inc.                                                        500                  29,005                  0.0%
#*   Essential Energy Services Trust                                            4,177                   7,486                  0.0%
     Fairfax Financial Holdings, Ltd.                                             100                  45,688                  0.1%
     Finning International, Inc.                                                3,711                  95,817                  0.1%
     First Capital Realty, Inc.                                                   722                  11,794                  0.0%
     First Quantum Minerals, Ltd.                                               3,789                  57,148                  0.1%
     FirstService Corp.                                                           400                  21,138                  0.0%
#    Fortis, Inc.                                                                 900                  29,323                  0.0%
*    Fortuna Silver Mines, Inc.                                                 3,500                  12,111                  0.0%
#    Genworth MI Canada, Inc.                                                   1,089                  38,070                  0.1%
     George Weston, Ltd.                                                          339                  27,696                  0.0%
#    Gibson Energy, Inc.                                                        1,728                  50,259                  0.1%
     Gildan Activewear, Inc.                                                       59                   3,515                  0.0%
     Goldcorp, Inc.(380956409)                                                  1,176                  22,085                  0.0%
     Goldcorp, Inc.(2676302)                                                    2,620                  49,166                  0.1%
#*   Golden Star Resources, Ltd.                                                8,100                   2,300                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
CANADA -- (Continued)
*    Gran Tierra Energy, Inc.                                                   5,979    $             27,268                  0.0%
     Great-West Lifeco, Inc.                                                    1,400                  39,228                  0.1%
*    Heroux-Devtek, Inc.                                                        1,000                   9,015                  0.0%
     Home Capital Group, Inc.                                                     800                  38,344                  0.1%
     HudBay Minerals, Inc.                                                      4,699                  35,981                  0.1%
     Husky Energy, Inc.                                                         2,500                  60,357                  0.1%
*    IAMGOLD Corp.(450913108)                                                     326                     616                  0.0%
*    IAMGOLD Corp.(2446646)                                                     2,605                   4,946                  0.0%
     IGM Financial, Inc.                                                          400                  15,999                  0.0%
#*   Imax Corp.(2014258)                                                          200                   5,890                  0.0%
#*   Imax Corp.(45245E109)                                                        533                  15,702                  0.0%
*    Imperial Metals Corp.                                                      2,300                  19,448                  0.0%
     Imperial Oil, Ltd.(453038408)                                                698                  33,420                  0.0%
     Imperial Oil, Ltd.(2454241)                                                  600                  28,870                  0.0%
#    Industrial Alliance Insurance & Financial Services, Inc.                   1,873                  75,482                  0.1%
#    Innergex Renewable Energy, Inc.                                            1,785                  17,469                  0.0%
     Intact Financial Corp.                                                       943                  63,229                  0.1%
     Inter Pipeline, Ltd.                                                         800                  25,206                  0.0%
*    Interfor Corp.                                                             2,000                  30,416                  0.0%
     Intertape Polymer Group, Inc.                                              2,000                  29,298                  0.0%
*    Ithaca Energy, Inc.                                                        9,000                  11,499                  0.0%
#*   Ivanhoe Energy, Inc.                                                         186                     209                  0.0%
#    Just Energy Group, Inc.                                                    2,100                  10,229                  0.0%
*    Kelt Exploration, Ltd.                                                       700                   5,894                  0.0%
     Keyera Corp.                                                                 500                  39,776                  0.1%
#    Killam Properties, Inc.                                                    1,172                  11,480                  0.0%
*    Kingsway Financial Services, Inc.                                            425                   2,753                  0.0%
*    Kinross Gold Corp.                                                        10,480                  22,410                  0.0%
#*   Kirkland Lake Gold, Inc.                                                     500                   1,553                  0.0%
     Laurentian Bank of Canada                                                    400                  17,596                  0.0%
*    Legacy Oil + Gas, Inc.                                                     4,196                  17,089                  0.0%
     Leon's Furniture, Ltd.                                                       400                   5,104                  0.0%
#    Lightstream Resources, Ltd.                                                5,418                  14,324                  0.0%
     Linamar Corp.                                                              1,008                  51,489                  0.1%
#    Liquor Stores N.A., Ltd.                                                     758                   8,743                  0.0%
     Loblaw Cos., Ltd.                                                            400                  20,840                  0.0%
#    Long Run Exploration, Ltd.                                                 2,737                   7,747                  0.0%
*    Lundin Mining Corp.                                                        3,584                  15,995                  0.0%
     MacDonald Dettwiler & Associates, Ltd.                                       366                  27,908                  0.0%
     Magna International, Inc.                                                    989                  97,614                  0.1%
     Major Drilling Group International, Inc.                                   2,473                  14,438                  0.0%
#    Manitoba Telecom Services, Inc.                                              500                  13,180                  0.0%
     Manulife Financial Corp.(56501R106)                                        5,745                 108,983                  0.1%
     Manulife Financial Corp.(2492519)                                          3,124                  59,290                  0.1%
     Maple Leaf Foods, Inc.                                                     2,300                  39,794                  0.1%
     Martinrea International, Inc.                                              3,400                  36,050                  0.1%
#*   Maxim Power Corp.                                                          1,600                   3,691                  0.0%
*    MEG Energy Corp.                                                           1,128                  27,223                  0.0%
     Methanex Corp.                                                               555                  32,983                  0.0%
     Metro, Inc.                                                                1,183                  83,132                  0.1%
     Morneau Shepell, Inc.                                                        911                  13,450                  0.0%
#    Mullen Group, Ltd.                                                         2,700                  52,464                  0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
CANADA -- (Continued)
     National Bank of Canada                                                    2,400    $            112,180                  0.1%
     New Flyer Industries, Inc.                                                 2,600                  29,990                  0.0%
*    New Gold, Inc.(644535106)                                                  1,500                   5,400                  0.0%
*    New Gold, Inc.(2826947)                                                    3,199                  11,609                  0.0%
     Newalta Corp.                                                              1,319                  23,816                  0.0%
#*   Niko Resources, Ltd.                                                         200                      55                  0.0%
     Norbord, Inc.                                                                330                   6,456                  0.0%
*    North American Palladium, Ltd.                                             2,000                     319                  0.0%
     North West Co., Inc. (The)                                                 1,200                  24,808                  0.0%
#    Northland Power, Inc.                                                      1,200                  17,855                  0.0%
#*   Novagold Resources, Inc.                                                   5,164                  12,692                  0.0%
*    NuVista Energy, Ltd.                                                       2,462                  22,653                  0.0%
#*   OceanaGold Corp.                                                           6,600                  10,775                  0.0%
     Open Text Corp.                                                              809                  44,683                  0.1%
*    Osisko Gold Royalties, Ltd.                                                  848                  10,593                  0.0%
     Pacific Rubiales Energy Corp.                                              6,323                  95,374                  0.1%
     Pan American Silver Corp.(697900108)                                       2,197                  20,278                  0.0%
     Pan American Silver Corp.(2669272)                                         1,530                  14,147                  0.0%
*    Paramount Resources, Ltd. Class A                                            600                  25,128                  0.0%
*    Parex Resources, Inc.                                                      3,300                  30,246                  0.0%
#    Parkland Fuel Corp.                                                        1,600                  31,303                  0.0%
#    Pason Systems, Inc.                                                          400                   9,572                  0.0%
#    Pembina Pipeline Corp.(B4PT2P8)                                              300                  12,447                  0.0%
*    Pembina Pipeline Corp.(B4PPQG5)                                            1,314                  54,452                  0.1%
#    Pengrowth Energy Corp.                                                    10,136                  40,918                  0.1%
#    Penn West Petroleum, Ltd.(B63FY34)                                         4,010                  18,146                  0.0%
     Penn West Petroleum, Ltd.(707887105)                                       2,097                   9,478                  0.0%
#    Peyto Exploration & Development Corp.                                      1,508                  42,559                  0.1%
#    PHX Energy Services Corp.                                                    742                   7,716                  0.0%
#*   Pilot Gold, Inc.                                                             333                     228                  0.0%
*    Poseidon Concepts Corp.                                                    2,652                       4                  0.0%
     Potash Corp. of Saskatchewan, Inc.                                           900                  30,720                  0.0%
     Precision Drilling Corp.(74022D308)                                        3,099                  25,784                  0.0%
     Precision Drilling Corp.(B5YPLH9)                                          3,406                  28,377                  0.0%
#    Premium Brands Holdings Corp.                                                700                  15,372                  0.0%
*    Primero Mining Corp.                                                       2,884                   9,852                  0.0%
     Progressive Waste Solutions, Ltd.(B3DJGB7)                                 1,163                  33,970                  0.0%
     Progressive Waste Solutions, Ltd.(74339G101)                                 400                  11,692                  0.0%
     Quebecor, Inc. Class B                                                     1,700                  43,637                  0.1%
     Reitmans Canada, Ltd. Class A                                              1,944                  10,608                  0.0%
     Richelieu Hardware, Ltd.                                                     300                  14,233                  0.0%
*    RMP Energy, Inc.                                                           3,700                  19,435                  0.0%
#    Rogers Communications, Inc. Class B                                          600                  22,562                  0.0%
#    Rogers Sugar, Inc.                                                           100                     394                  0.0%
     RONA, Inc.                                                                 3,000                  36,600                  0.1%
     Royal Bank of Canada                                                       4,751                 337,277                  0.4%
     Russel Metals, Inc.                                                        1,200                  34,976                  0.0%
*    Sandvine Corp.                                                             5,500                  13,664                  0.0%
     Saputo, Inc.                                                               1,200                  34,050                  0.0%
     Savanna Energy Services Corp.                                              4,900                  26,434                  0.0%
     Secure Energy Services, Inc.                                                 840                  15,555                  0.0%
*    SEMAFO, Inc.                                                               4,000                   9,760                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
CANADA -- (Continued)
     Shaw Communications, Inc. Class B                                          3,396    $             87,209                  0.1%
     ShawCor, Ltd.                                                                752                  33,128                  0.0%
     Sherritt International Corp.                                               7,600                  18,881                  0.0%
*    Silver Standard Resources, Inc.                                              400                   1,743                  0.0%
     Silver Wheaton Corp.                                                       1,000                  17,382                  0.0%
#    Sprott, Inc.                                                               9,450                  20,291                  0.0%
     Stantec, Inc.                                                                500                  31,680                  0.0%
     Stella-Jones, Inc.                                                         1,000                  29,040                  0.0%
#    Student Transportation, Inc.                                                 127                     798                  0.0%
     Suncor Energy, Inc.(867224107)                                             4,814                 171,090                  0.2%
     Suncor Energy, Inc.(B3NB1P2)                                               6,401                 227,291                  0.2%
*    SunOpta, Inc.                                                              1,500                  21,240                  0.0%
#    Superior Plus Corp.                                                        2,984                  32,327                  0.0%
#    Surge Energy, Inc.                                                         5,100                  28,282                  0.0%
#*   TAG Oil, Ltd.                                                              1,728                   2,438                  0.0%
     Talisman Energy, Inc.(87425E103)                                           5,019                  32,021                  0.0%
     Talisman Energy, Inc.(2068299)                                             6,200                  39,553                  0.1%
*    Taseko Mines, Ltd.                                                         4,300                   5,647                  0.0%
#    Teck Resources, Ltd. Class B(2879327)                                      3,938                  62,230                  0.1%
     Teck Resources, Ltd. Class B(878742204)                                      389                   6,138                  0.0%
#    TELUS Corp.                                                                  712                  25,516                  0.0%
#*   Teranga Gold Corp.                                                         6,408                   2,831                  0.0%
*    Thompson Creek Metals Co., Inc.                                            5,100                   9,638                  0.0%
#    Thomson Reuters Corp.                                                      1,928                  71,728                  0.1%
     Tim Hortons, Inc.                                                            400                  32,410                  0.0%
*    Timmins Gold Corp.                                                         4,500                   4,312                  0.0%
     TMX Group, Ltd.                                                              201                   9,668                  0.0%
#    TORC Oil & Gas, Ltd.                                                       2,700                  25,322                  0.0%
     Toromont Industries, Ltd.                                                    600                  14,326                  0.0%
     Toronto-Dominion Bank (The)(891160509)                                     2,806                 138,224                  0.2%
     Toronto-Dominion Bank (The)(2897222)                                       6,577                 323,700                  0.3%
#    Torstar Corp. Class B                                                      1,100                   6,422                  0.0%
     Total Energy Services, Inc.                                                  194                   3,370                  0.0%
*    Tourmaline Oil Corp.                                                       1,095                  39,285                  0.1%
#    TransAlta Corp.(2901628)                                                   4,501                  43,770                  0.1%
     TransAlta Corp.(89346D107)                                                   777                   7,545                  0.0%
     TransCanada Corp.                                                          1,448                  71,369                  0.1%
     Transcontinental, Inc. Class A                                             1,600                  21,848                  0.0%
     TransForce, Inc.                                                           1,800                  44,016                  0.1%
     TransGlobe Energy Corp.                                                    1,844                   8,001                  0.0%
     Trican Well Service, Ltd.                                                  4,600                  41,223                  0.1%
     Trinidad Drilling, Ltd.                                                    3,327                  21,667                  0.0%
*    Turquoise Hill Resources, Ltd.                                            10,608                  35,578                  0.0%
#    Twin Butte Energy, Ltd.                                                    4,316                   5,744                  0.0%
     Uni-Select, Inc.                                                             300                   7,549                  0.0%
#    Valener, Inc.                                                              1,300                  18,571                  0.0%
#    Veresen, Inc.                                                              3,293                  51,686                  0.1%
#    Vermilion Energy, Inc.                                                       200                  11,350                  0.0%
*    Wesdome Gold Mines, Ltd.                                                   8,700                   5,635                  0.0%
     West Fraser Timber Co., Ltd.                                                 900                  47,218                  0.1%
     Westshore Terminals Investment Corp.                                         318                   9,692                  0.0%
     Whistler Blackcomb Holdings, Inc.                                          1,100                  18,573                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
CANADA -- (Continued)
#    Whitecap Resources, Inc.                                                   4,196    $             54,318                  0.1%
     Wi-Lan, Inc.                                                               2,661                   8,807                  0.0%
     Winpak, Ltd.                                                               1,142                  30,145                  0.0%
#    WSP Global, Inc.                                                             800                  24,354                  0.0%
     Yamana Gold, Inc.                                                          5,432                  21,642                  0.0%
#    Zargon Oil & Gas, Ltd.                                                     1,452                   7,897                  0.0%
                                                                                         --------------------   ------------------
TOTAL CANADA                                                                                        9,874,353                  9.9%
                                                                                         --------------------   ------------------
CHINA -- (0.0%)
*    Hanfeng Evergreen, Inc.                                                    1,400                     321                  0.0%
     Hopewell Highway Infrastructure, Ltd.                                        700                     339                  0.0%
                                                                                         --------------------   ------------------
TOTAL CHINA                                                                                               660                  0.0%
                                                                                         --------------------   ------------------
DENMARK -- (1.1%)
*    Alm Brand A.S.                                                             3,000                  16,378                  0.0%
     AP Moeller - Maersk A.S. Class A                                              10                  22,750                  0.0%
     AP Moeller - Maersk A.S. Class B                                              40                  93,343                  0.1%
*    Auriga Industries A.S. Class B                                               600                  31,002                  0.1%
#*   Bang & Olufsen A.S.                                                          670                   5,200                  0.0%
     Chr Hansen Holding A.S.                                                    1,563                  62,964                  0.1%
#    D/S Norden A.S.                                                              429                  11,281                  0.0%
     Danske Bank A.S.                                                           4,326                 118,793                  0.1%
     DSV A.S.                                                                   4,346                 130,081                  0.1%
     East Asiatic Co., Ltd. A.S.                                                  400                   3,603                  0.0%
#    FLSmidth & Co. A.S.                                                          581                  26,342                  0.0%
*    Jyske Bank A.S.                                                            1,470                  79,260                  0.1%
     NKT Holding A.S.                                                             417                  21,630                  0.0%
     Pandora A.S.                                                               1,128                  95,103                  0.1%
     PER Aarsleff A.S. Class B                                                     65                  10,818                  0.0%
     Ringkjoebing Landbobank A.S.                                                 160                  30,833                  0.0%
     Rockwool International A.S. Class B                                          132                  19,217                  0.0%
     Schouw & Co.                                                                 300                  13,292                  0.0%
     SimCorp A.S.                                                                 600                  18,107                  0.0%
     Solar A.S. Class B                                                           125                   5,788                  0.0%
     Spar Nord Bank A.S.                                                        3,439                  34,763                  0.1%
*    Sydbank A.S.                                                               2,214                  70,286                  0.1%
     TDC A.S.                                                                   9,967                  76,119                  0.1%
*    Topdanmark A.S.                                                            1,775                  56,498                  0.1%
     Tryg A.S.                                                                    138                  14,934                  0.0%
     United International Enterprises                                              32                   5,704                  0.0%
*    Vestas Wind Systems A.S.                                                   2,901                  96,821                  0.1%
*    Vestjysk Bank A.S.                                                           250                     476                  0.0%
                                                                                         --------------------   ------------------
TOTAL DENMARK                                                                                       1,171,386                  1.2%
                                                                                         --------------------   ------------------
FINLAND -- (1.8%)
     Ahlstrom Oyj                                                                 445                   4,064                  0.0%
     Alma Media Oyj                                                             1,213                   4,761                  0.0%
     Amer Sports Oyj                                                            2,045                  39,196                  0.1%
     Atria Oyj                                                                    595                   5,253                  0.0%
#    Cargotec Oyj                                                               1,344                  40,573                  0.1%
     Caverion Corp.                                                             1,551                  12,473                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
FINLAND -- (Continued)
     Citycon Oyj                                                                6,944    $             22,498                  0.0%
     Cramo Oyj                                                                    564                   8,225                  0.0%
     Elisa Oyj                                                                  3,051                  83,812                  0.1%
     F-Secure Oyj                                                               7,129                  17,412                  0.0%
*    Finnair Oyj                                                                1,332                   4,161                  0.0%
     Fiskars Oyj Abp                                                              868                  24,164                  0.0%
     Fortum Oyj                                                                 4,870                 112,944                  0.1%
     Huhtamaki Oyj                                                              2,364                  59,987                  0.1%
     Kemira Oyj                                                                 1,740                  22,470                  0.0%
     Kesko Oyj Class A                                                            401                  14,565                  0.0%
     Kesko Oyj Class B                                                          1,158                  43,918                  0.1%
#    Kone Oyj Class B                                                           1,636                  70,459                  0.1%
#    Konecranes Oyj                                                             1,023                  28,667                  0.0%
     Lassila & Tikanoja Oyj                                                       606                  11,181                  0.0%
     Metsa Board Oyj                                                            1,433                   6,401                  0.0%
     Metso Oyj                                                                    809                  26,432                  0.0%
     Metso Oyj Sponsored ADR                                                      700                  22,638                  0.0%
     Munksjo Oyj                                                                  245                   2,306                  0.0%
     Neste Oil Oyj                                                              3,538                  76,348                  0.1%
     Nokia Oyj                                                                 43,552                 363,916                  0.4%
     Nokian Renkaat Oyj                                                         1,186                  33,505                  0.0%
#*   Outokumpu Oyj                                                              5,944                  33,745                  0.1%
#    Outotec Oyj                                                                3,383                  22,389                  0.0%
     PKC Group Oyj                                                                691                  13,859                  0.0%
#*   Poyry Oyj                                                                    726                   2,916                  0.0%
     Raisio Oyj Class V                                                         5,314                  26,507                  0.0%
     Ramirent Oyj                                                               1,350                  10,774                  0.0%
     Sampo Oyj Class A                                                          1,662                  79,639                  0.1%
     Sanoma Oyj                                                                 2,100                  12,084                  0.0%
     Stockmann Oyj Abp(5462371)                                                 1,273                  14,054                  0.0%
     Stockmann Oyj Abp(5462393)                                                   646                   7,156                  0.0%
     Stora Enso Oyj Class R                                                     3,612                  29,828                  0.0%
     Stora Enso Oyj Sponsored ADR                                               9,200                  75,072                  0.1%
     Technopolis Oyj                                                            2,391                  12,155                  0.0%
     Tieto Oyj                                                                  1,332                  33,772                  0.1%
     Tikkurila Oyj                                                              1,187                  24,513                  0.0%
     UPM-Kymmene Oyj                                                            6,795                 107,786                  0.1%
     UPM-Kymmene Oyj Sponsored ADR                                              7,100                 112,464                  0.1%
     Uponor Oyj                                                                   782                  10,394                  0.0%
     Vaisala Oyj Class A                                                          214                   6,030                  0.0%
     Valmet OYJ                                                                   809                   8,561                  0.0%
     Wartsila Oyj Abp                                                           1,678                  77,805                  0.1%
#    YIT Oyj                                                                    1,551                  10,376                  0.0%
                                                                                         --------------------   ------------------
TOTAL FINLAND                                                                                       1,894,208                  1.9%
                                                                                         --------------------   ------------------
FRANCE -- (6.8%)
     Accor SA                                                                     682                  28,652                  0.0%
#*   Air France-KLM                                                             2,302                  19,448                  0.0%
     Airbus Group NV                                                              752                  44,895                  0.0%
     Albioma SA                                                                 1,126                  24,423                  0.0%
*    Alcatel-Lucent                                                            26,779                  81,817                  0.1%
     Alcatel-Lucent Sponsored ADR                                               4,700                  14,100                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
FRANCE -- (Continued)
*    Alstom SA                                                                  1,737    $             60,627                  0.1%
     Alten SA                                                                     652                  27,888                  0.0%
     Altran Technologies SA                                                     3,293                  32,352                  0.0%
     April                                                                        199                   2,980                  0.0%
     Arkema SA                                                                    901                  55,611                  0.1%
     Assystem                                                                     430                   8,683                  0.0%
     AtoS                                                                         770                  53,213                  0.1%
     AXA SA                                                                     7,224                 166,864                  0.2%
*    Beneteau SA                                                                2,360                  34,926                  0.0%
     BNP Paribas SA                                                             4,597                 288,885                  0.3%
     Bollore SA                                                                    38                  18,016                  0.0%
     Bonduelle S.C.A.                                                             159                   4,004                  0.0%
     Bongrain SA                                                                  112                   7,616                  0.0%
     Bouygues SA                                                                2,678                  92,589                  0.1%
     Bureau Veritas SA                                                            935                  23,126                  0.0%
     Cap Gemini SA                                                                509                  33,490                  0.0%
     Carrefour SA                                                               2,937                  86,084                  0.1%
     Casino Guichard Perrachon SA                                                 720                  73,824                  0.1%
     Cegid Group                                                                  257                   9,459                  0.0%
#*   CGG SA Sponsored ADR                                                       3,000                  17,580                  0.0%
#    Christian Dior SA                                                            181                  32,028                  0.0%
     Cie de St-Gobain                                                           2,879                 123,753                  0.1%
     Cie Generale des Etablissements Michelin                                   2,932                 254,664                  0.3%
*    Club Mediterranee SA                                                         316                   8,903                  0.0%
     CNP Assurances                                                             1,205                  22,528                  0.0%
     Credit Agricole SA                                                         9,814                 145,230                  0.2%
     Danone SA                                                                  1,153                  78,787                  0.1%
     Dassault Systemes                                                            560                  35,510                  0.0%
     Derichebourg SA                                                            2,685                   6,740                  0.0%
     Edenred                                                                    1,663                  46,102                  0.1%
     Eiffage SA                                                                   799                  42,477                  0.0%
     Electricite de France SA                                                   2,202                  65,022                  0.1%
#*   Eramet                                                                        65                   6,039                  0.0%
*    Esso SA Francaise                                                             76                   2,942                  0.0%
*    Etablissements Maurel et Prom                                              3,472                  41,498                  0.0%
     Euler Hermes Group                                                           391                  38,302                  0.0%
     Eutelsat Communications SA                                                 1,413                  45,808                  0.1%
     Faiveley Transport SA                                                        384                  23,093                  0.0%
     Faurecia                                                                   1,615                  52,313                  0.1%
     Fimalac                                                                       48                   3,220                  0.0%
     GDF Suez                                                                  15,992                 388,284                  0.4%
     Groupe Eurotunnel SA                                                       9,289                 117,406                  0.1%
*    Groupe Fnac                                                                   77                   3,242                  0.0%
     Havas SA                                                                   6,503                  52,601                  0.1%
     Iliad SA                                                                     101                  22,083                  0.0%
     Imerys SA                                                                    787                  56,473                  0.1%
     Ingenico                                                                     463                  46,126                  0.1%
     IPSOS                                                                        595                  15,431                  0.0%
     JCDecaux SA                                                                1,391                  46,168                  0.1%
     Kering                                                                       413                  79,703                  0.1%
     L'Oreal SA                                                                   377                  59,165                  0.1%
     Lafarge SA                                                                   938                  65,098                  0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
FRANCE -- (Continued)
     Lafarge SA Sponsored ADR                                                   3,919    $             68,387                  0.1%
     Lagardere SCA                                                              2,488                  60,549                  0.1%
     Legrand SA                                                                 1,383                  74,435                  0.1%
     LISI                                                                         390                   9,785                  0.0%
     LVMH Moet Hennessy Louis Vuitton SA                                          841                 142,755                  0.1%
*    Manitou BF SA                                                                989                  13,761                  0.0%
     Mersen                                                                       561                  13,498                  0.0%
     Metropole Television SA                                                    1,252                  21,667                  0.0%
     Montupet                                                                     686                  53,243                  0.1%
     Natixis SA                                                                 6,352                  43,724                  0.0%
#    Naturex                                                                      274                  19,070                  0.0%
     Neopost SA                                                                   479                  33,242                  0.0%
#*   Nexans SA                                                                    940                  28,642                  0.0%
     Nexity SA                                                                    653                  23,444                  0.0%
     Norbert Dentressangle SA                                                     110                  16,078                  0.0%
     Orange SA                                                                 14,360                 228,617                  0.2%
     Orange SA Sponsored ADR                                                    7,400                 117,586                  0.1%
#*   Orco Property Group SA                                                     4,822                   2,240                  0.0%
*    Parrot SA                                                                    411                   7,797                  0.0%
*    Peugeot SA                                                                 5,792                  68,835                  0.1%
*    Pierre & Vacances SA                                                         114                   2,834                  0.0%
     Plastic Omnium SA                                                          2,135                  48,625                  0.1%
     Publicis Groupe SA ADR                                                     2,600                  45,058                  0.0%
     Rallye SA                                                                    796                  30,850                  0.0%
     Renault SA                                                                 1,215                  90,379                  0.1%
     Rexel SA                                                                   3,443                  57,874                  0.1%
     Rubis SCA                                                                    812                  47,778                  0.1%
     Safran SA                                                                    534                  33,820                  0.0%
     Saft Groupe SA                                                               295                   8,775                  0.0%
     Schneider Electric SE(4834108)                                             1,009                  79,495                  0.1%
     Schneider Electric SE(B11BPS1)                                               213                  16,723                  0.0%
     SCOR SE                                                                    2,614                  80,099                  0.1%
     SEB SA                                                                       276                  22,585                  0.0%
#*   Sequana SA                                                                   436                   1,296                  0.0%
     SES SA                                                                     1,679                  57,962                  0.1%
     Societe BIC SA                                                               279                  34,804                  0.0%
     Societe Generale SA                                                        2,851                 137,393                  0.1%
     Societe Television Francaise 1                                             2,017                  30,071                  0.0%
     Sodexo                                                                       519                  50,069                  0.1%
#*   SOITEC                                                                     7,482                  18,618                  0.0%
*    Solocal Group                                                              5,036                   3,094                  0.0%
     Somfy SA                                                                      55                  16,119                  0.0%
     Sopra Group SA                                                               182                  13,624                  0.0%
     Stef SA                                                                      282                  16,079                  0.0%
#    STMicroelectronics NV(861012102)                                           6,800                  45,696                  0.1%
     STMicroelectronics NV(5962332)                                             6,164                  41,174                  0.0%
     Suez Environnement Co.                                                     3,128                  52,698                  0.1%
     Technip SA                                                                   293                  21,169                  0.0%
     Technip SA ADR                                                             1,900                  34,523                  0.0%
     Teleperformance                                                            1,286                  81,037                  0.1%
     Thales SA                                                                    513                  25,476                  0.0%
     Total SA                                                                  11,152                 665,811                  0.7%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
FRANCE -- (Continued)
     Total SA Sponsored ADR                                                     6,258    $            374,792                  0.4%
*    Trigano SA                                                                   655                  13,266                  0.0%
*    UBISOFT Entertainment                                                      2,666                  48,269                  0.1%
     Valeo SA                                                                     871                  97,666                  0.1%
     Vallourec SA                                                               2,404                  87,859                  0.1%
     Veolia Environnement SA                                                    1,171                  19,449                  0.0%
#    Veolia Environnement SA ADR                                                  635                  10,331                  0.0%
     Vicat                                                                        469                  32,075                  0.0%
     Vilmorin & Cie SA                                                            194                  19,475                  0.0%
     Vinci SA                                                                   1,984                 113,243                  0.1%
     Vivendi SA                                                                 5,836                 142,567                  0.1%
     Zodiac Aerospace                                                           1,760                  53,702                  0.1%
                                                                                         --------------------   ------------------
TOTAL FRANCE                                                                                        7,309,548                  7.3%
                                                                                         --------------------   ------------------
GERMANY -- (5.7%)
     Aareal Bank AG                                                             1,390                  59,722                  0.1%
     Adidas AG                                                                  1,038                  75,635                  0.1%
*    Aixtron SE Sponsored ADR                                                     300                   3,639                  0.0%
     Allianz SE                                                                 1,912                 304,050                  0.3%
     Amadeus Fire AG                                                              281                  19,944                  0.0%
     Aurubis AG                                                                 1,028                  53,664                  0.1%
     Axel Springer SE                                                             586                  32,236                  0.0%
     BASF SE                                                                    4,646                 410,521                  0.4%
#*   Bauer AG                                                                     343                   5,317                  0.0%
     Bayerische Motoren Werke AG                                                2,742                 294,046                  0.3%
     BayWa AG                                                                     360                  14,260                  0.0%
     Bechtle AG                                                                   306                  23,840                  0.0%
     Beiersdorf AG                                                                364                  29,513                  0.0%
     Bertrandt AG                                                                  72                   9,425                  0.0%
     Bijou Brigitte AG                                                            112                   7,724                  0.0%
     Bilfinger SE                                                                 761                  49,214                  0.1%
     Brenntag AG                                                                1,227                  59,536                  0.1%
#    CANCOM SE                                                                  1,324                  54,345                  0.1%
     CAT Oil AG                                                                   551                  10,495                  0.0%
     Cewe Stiftung & Co. KGAA                                                     287                  18,889                  0.0%
     Comdirect Bank AG                                                          1,445                  14,620                  0.0%
*    Commerzbank AG                                                             6,741                 101,921                  0.1%
     Continental AG                                                               263                  51,802                  0.1%
     CTS Eventim AG & Co., KGaA                                                   714                  18,866                  0.0%
     Daimler AG                                                                 6,646                 518,182                  0.5%
     Deutsche Bank AG(D18190898)                                                5,897                 184,694                  0.2%
     Deutsche Bank AG(5750355)                                                    233                   7,286                  0.0%
     Deutsche Boerse AG                                                           580                  39,697                  0.0%
     Deutsche Lufthansa AG                                                      5,573                  82,551                  0.1%
     Deutsche Post AG                                                           2,363                  74,410                  0.1%
     Deutsche Telekom AG                                                       28,132                 424,043                  0.4%
     Deutsche Wohnen AG                                                         3,071                  69,318                  0.1%
     Deutz AG                                                                   2,362                  10,640                  0.0%
*    Dialog Semiconductor P.L.C.                                                1,528                  52,765                  0.1%
     DMG Mori Seiki AG                                                          1,383                  35,411                  0.0%
     Duerr AG                                                                     272                  19,106                  0.0%
     E.ON SE                                                                    1,106                  19,068                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
GERMANY -- (Continued)
     E.ON SE Sponsored ADR                                                      7,421    $            127,270                  0.1%
     ElringKlinger AG                                                             969                  29,640                  0.0%
     Fielmann AG                                                                  278                  18,141                  0.0%
     Fraport AG Frankfurt Airport Services Worldwide                              799                  49,507                  0.1%
     Freenet AG                                                                 2,927                  76,798                  0.1%
     Fuchs Petrolub SE                                                            430                  15,825                  0.0%
     GEA Group AG                                                               1,442                  66,516                  0.1%
     GFK SE                                                                       297                  12,296                  0.0%
     Grammer AG                                                                   503                  18,431                  0.0%
     Grenkeleasing AG                                                             247                  24,575                  0.0%
     Hamburger Hafen und Logistik AG                                              706                  15,474                  0.0%
     Hannover Rueck SE                                                            725                  60,514                  0.1%
     HeidelbergCement AG                                                        1,047                  71,475                  0.1%
#*   Heidelberger Druckmaschinen AG                                             4,410                  11,264                  0.0%
     Henkel AG & Co. KGaA                                                         266                  24,211                  0.0%
     Hochtief AG                                                                  664                  49,135                  0.1%
     Hugo Boss AG                                                                 428                  56,863                  0.1%
     Indus Holding AG                                                             565                  25,972                  0.0%
     Infineon Technologies AG                                                   4,118                  40,120                  0.0%
     Jenoptik AG                                                                  847                   9,704                  0.0%
     K+S AG                                                                     3,195                  89,539                  0.1%
*    Kloeckner & Co. SE                                                         2,316                  27,206                  0.0%
*    Kontron AG                                                                 1,112                   6,439                  0.0%
     Krones AG                                                                    229                  21,970                  0.0%
#    KUKA AG                                                                      521                  32,835                  0.0%
     KWS Saat AG                                                                   62                  20,222                  0.0%
     Lanxess AG                                                                 1,758                  91,568                  0.1%
     Leoni AG                                                                     751                  43,140                  0.1%
     Linde AG                                                                     934                 172,375                  0.2%
     MAN SE                                                                       252                  28,718                  0.0%
*    Metro AG                                                                   1,430                  45,586                  0.1%
     MLP AG                                                                       505                   2,569                  0.0%
     MTU Aero Engines AG                                                          753                  66,042                  0.1%
     Muenchener Rueckversicherungs-Gesellschaft AG                                701                 138,018                  0.1%
*    Nordex SE                                                                    312                   5,289                  0.0%
     Norma Group SE                                                               398                  18,656                  0.0%
*    Osram Licht AG                                                             1,507                  52,925                  0.1%
*    Patrizia Immobilien AG                                                     3,110                  42,042                  0.1%
     Pfeiffer Vacuum Technology AG                                                303                  23,596                  0.0%
     Puma SE                                                                      101                  21,222                  0.0%
#    QSC AG                                                                     4,809                   9,302                  0.0%
     Rational AG                                                                   59                  18,490                  0.0%
     Rheinmetall AG                                                               925                  39,855                  0.0%
     RWE AG                                                                     8,756                 310,678                  0.3%
     SAF-Holland SA                                                             1,209                  15,149                  0.0%
#    Salzgitter AG                                                                796                  24,038                  0.0%
     SAP SE                                                                       896                  61,049                  0.1%
     SAP SE Sponsored ADR                                                         187                  12,740                  0.0%
#    Schaltbau Holding AG                                                         174                  10,690                  0.0%
#*   SGL Carbon SE                                                                671                  10,401                  0.0%
#*   Singulus Technologies AG                                                   2,333                   1,710                  0.0%
     Sixt SE                                                                      798                  25,816                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
GERMANY -- (Continued)
*    Sky Deutschland AG                                                         6,216    $             52,478                  0.1%
     Software AG                                                                1,169                  29,441                  0.0%
     Stroeer Media S.E.                                                           706                  16,110                  0.0%
#    Suedzucker AG                                                                686                   9,552                  0.0%
     Symrise AG                                                                   746                  42,059                  0.1%
#    TAG Immobilien AG                                                          1,284                  15,039                  0.0%
     Takkt AG                                                                     583                   9,093                  0.0%
     Telefonica Deutschland Holding AG                                          5,114                  25,165                  0.0%
*    ThyssenKrupp AG                                                            3,084                  74,329                  0.1%
*    Tom Tailor Holding AG                                                        936                  13,122                  0.0%
     TUI AG                                                                     2,519                  38,576                  0.0%
     United Internet AG                                                         1,164                  45,650                  0.1%
     Volkswagen AG                                                                291                  62,061                  0.1%
#    Vossloh AG                                                                   324                  18,663                  0.0%
#    Wacker Chemie AG                                                             409                  49,562                  0.1%
     Wincor Nixdorf AG                                                            382                  17,568                  0.0%
     XING AG                                                                      104                  11,046                  0.0%
                                                                                         --------------------   ------------------
TOTAL GERMANY                                                                                       6,083,515                  6.1%
                                                                                         --------------------   ------------------
GREECE -- (0.0%)
*    T Bank SA                                                                  8,910                      --                  0.0%
                                                                                         --------------------   ------------------
HONG KONG -- (2.6%)
     APT Satellite Holdings, Ltd.                                              13,000                  19,029                  0.0%
#    ASM Pacific Technology, Ltd.                                               2,800                  30,856                  0.0%
     Associated International Hotels, Ltd.                                      6,000                  17,598                  0.0%
     Bank of East Asia, Ltd.                                                   14,264                  59,384                  0.1%
     BOC Hong Kong Holdings, Ltd.                                              22,500                  75,046                  0.1%
#*   Brightoil Petroleum Holdings, Ltd.                                        87,000                  27,587                  0.0%
     Cafe de Coral Holdings, Ltd.                                              10,000                  35,855                  0.1%
     Cathay Pacific Airways, Ltd.                                              12,000                  22,539                  0.0%
     Cheung Kong Holdings, Ltd.                                                 5,000                  88,955                  0.1%
     Cheung Kong Infrastructure Holdings, Ltd.                                  6,000                  43,826                  0.1%
*    China Billion Resources, Ltd.                                            112,480                      --                  0.0%
*    China Energy Development Holdings, Ltd.                                  176,000                   5,244                  0.0%
     Chow Sang Sang Holdings International, Ltd.                                5,000                  12,374                  0.0%
#    Chow Tai Fook Jewellery Group, Ltd.                                       22,000                  30,602                  0.0%
     Chuang's Consortium International, Ltd.                                   93,642                  11,469                  0.0%
     CITIC Telecom International Holdings, Ltd.                                 8,000                   3,199                  0.0%
     CLP Holdings, Ltd.                                                         5,000                  43,023                  0.1%
     Dah Sing Banking Group, Ltd.                                               8,960                  16,280                  0.0%
     Dah Sing Financial Holdings, Ltd.                                          4,576                  28,493                  0.0%
     Esprit Holdings, Ltd.                                                     35,700                  44,720                  0.1%
     Far East Consortium International, Ltd.                                   37,000                  13,748                  0.0%
*    FIH Mobile, Ltd.                                                          55,000                  29,301                  0.0%
     First Pacific Co., Ltd.                                                   55,600                  59,789                  0.1%
     Future Bright Holdings, Ltd.                                              30,000                  11,497                  0.0%
*    G-Resources Group, Ltd.                                                1,184,400                  28,952                  0.0%
#    Giordano International, Ltd.                                              20,000                  10,189                  0.0%
*    Global Brands Group Holding, Ltd.                                         30,000                   6,610                  0.0%
     Guangnan Holdings, Ltd.                                                   40,000                   6,553                  0.0%
     Hang Lung Group, Ltd.                                                     12,000                  60,373                  0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
HONG KONG -- (Continued)
     Hang Lung Properties, Ltd.                                                16,000    $             49,964                  0.1%
     Hang Seng Bank, Ltd.                                                       3,100                  52,527                  0.1%
     Henderson Land Development Co., Ltd.                                      17,672                 119,388                  0.1%
     Hong Kong & China Gas Co., Ltd.                                           14,762                  34,472                  0.1%
     Hong Kong Aircraft Engineering Co., Ltd.                                   1,200                  13,185                  0.0%
     Hong Kong Exchanges and Clearing, Ltd.                                     2,060                  45,739                  0.1%
     Hongkong & Shanghai Hotels (The)                                          11,096                  17,571                  0.0%
     Hopewell Holdings, Ltd.                                                   14,000                  49,773                  0.1%
     Hutchison Telecommunications Hong Kong Holdings, Ltd.                     15,000                   5,979                  0.0%
     Hysan Development Co., Ltd.                                                8,000                  36,606                  0.1%
     Johnson Electric Holdings, Ltd.                                            9,375                  31,737                  0.0%
     K Wah International Holdings, Ltd.                                        45,000                  28,226                  0.0%
     Kerry Logistics Network, Ltd.                                              6,500                  10,598                  0.0%
     Kerry Properties, Ltd.                                                    13,000                  44,679                  0.1%
     Kowloon Development Co., Ltd.                                             10,000                  11,954                  0.0%
#    L'Occitane International SA                                                9,250                  21,841                  0.0%
*    Lai Sun Development Co., Ltd.                                            143,000                   3,667                  0.0%
     Li & Fung, Ltd.                                                           30,000                  36,601                  0.1%
     Lifestyle International Holdings, Ltd.                                     4,500                   8,503                  0.0%
     Liu Chong Hing Investment, Ltd.                                           12,000                  15,179                  0.0%
     Luk Fook Holdings International, Ltd.                                      8,000                  23,802                  0.0%
     Man Wah Holdings, Ltd.                                                    16,000                  23,898                  0.0%
#*   Midland Holdings, Ltd.                                                    46,000                  22,611                  0.0%
*    Mongolian Mining Corp.                                                   122,000                  11,019                  0.0%
     MTR Corp., Ltd.                                                            7,053                  28,758                  0.0%
     New World Development Co., Ltd.                                           75,385                  94,954                  0.1%
#    Newocean Energy Holdings, Ltd.                                            42,000                  19,785                  0.0%
     NWS Holdings, Ltd.                                                        35,750                  66,553                  0.1%
     Orient Overseas International, Ltd.                                        6,000                  34,029                  0.0%
     Pacific Basin Shipping, Ltd.                                              42,000                  20,103                  0.0%
     Pacific Textiles Holdings, Ltd.                                           15,000                  20,189                  0.0%
     PCCW, Ltd.                                                                45,000                  28,665                  0.0%
#    Pico Far East Holdings, Ltd.                                              14,000                   3,467                  0.0%
     Power Assets Holdings, Ltd.                                                2,500                  24,171                  0.0%
#    Prada SpA                                                                  2,700                  16,622                  0.0%
     Regal Hotels International Holdings, Ltd.                                 24,600                  15,003                  0.0%
#    SA SA International Holdings, Ltd.                                        28,000                  19,358                  0.0%
     Samsonite International SA                                                21,000                  69,777                  0.1%
     Shangri-La Asia, Ltd.                                                     33,500                  48,729                  0.1%
     Shun Tak Holdings, Ltd.                                                   27,500                  14,011                  0.0%
     Singamas Container Holdings, Ltd.                                         42,000                   7,207                  0.0%
     Sino Land Co., Ltd.                                                       32,800                  54,468                  0.1%
     SmarTone Telecommunications Holdings, Ltd.                                16,500                  21,327                  0.0%
*    SOCAM Development, Ltd.                                                    4,000                   3,327                  0.0%
     Stella International Holdings, Ltd.                                        6,000                  17,214                  0.0%
#    Sun Hung Kai & Co., Ltd.                                                  11,619                   8,637                  0.0%
     Sun Hung Kai Properties, Ltd.                                              6,134                  91,764                  0.1%
     Swire Pacific, Ltd. Class A                                                1,500                  19,694                  0.0%
     Swire Pacific, Ltd. Class B                                                5,000                  12,136                  0.0%
     Swire Properties, Ltd.                                                    10,000                  32,043                  0.0%
     Techtronic Industries Co., Ltd.                                           22,000                  69,015                  0.1%
     Television Broadcasts, Ltd.                                                5,100                  27,824                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
HONG KONG -- (Continued)
     Texwinca Holdings, Ltd.                                                   14,000    $             12,287                  0.0%
     Transport International Holdings, Ltd.                                     4,000                   7,325                  0.0%
#    Trinity, Ltd.                                                             64,000                  15,366                  0.0%
     Value Partners Group, Ltd.                                                40,000                  30,146                  0.0%
     Varitronix International, Ltd.                                            17,000                  14,165                  0.0%
     Victory City International Holdings, Ltd.                                 14,000                   2,004                  0.0%
     Vitasoy International Holdings, Ltd.                                      18,000                  24,798                  0.0%
#    VTech Holdings, Ltd.                                                       2,200                  27,493                  0.0%
     Wharf Holdings, Ltd. (The)                                                12,625                  93,621                  0.1%
     Wheelock & Co., Ltd.                                                      13,000                  62,829                  0.1%
     Xinyi Glass Holdings, Ltd.                                                32,000                  18,824                  0.0%
#    Xinyi Solar Holdings, Ltd.                                                32,000                  10,830                  0.0%
     Yue Yuen Industrial Holdings, Ltd.                                        15,000                  50,548                  0.1%
                                                                                         --------------------   ------------------
TOTAL HONG KONG                                                                                     2,821,676                  2.8%
                                                                                         --------------------   ------------------
IRELAND -- (0.4%)
*    Bank of Ireland                                                          153,766                  60,531                  0.1%
#*   Bank of Ireland Sponsored ADR                                                330                   5,277                  0.0%
     CRH P.L.C.                                                                 3,670                  81,413                  0.1%
     CRH P.L.C. Sponsored ADR                                                   3,814                  85,472                  0.1%
     Dragon Oil P.L.C.                                                          4,125                  35,655                  0.0%
     FBD Holdings P.L.C.                                                          158                   2,672                  0.0%
     Glanbia P.L.C.                                                               538                   7,600                  0.0%
     Irish Continental Group P.L.C.                                             3,964                  13,850                  0.0%
     Kerry Group P.L.C. Class A                                                   667                  45,424                  0.1%
     Kingspan Group P.L.C.(0492793)                                             1,183                  18,630                  0.0%
     Kingspan Group P.L.C.(4491235)                                             2,318                  36,284                  0.0%
     Smurfit Kappa Group P.L.C.                                                 3,976                  82,151                  0.1%
                                                                                         --------------------   ------------------
TOTAL IRELAND                                                                                         474,959                  0.5%
                                                                                         --------------------   ------------------
ISRAEL -- (0.4%)
*    Africa Israel Investments, Ltd.                                            1,975                   3,175                  0.0%
*    AudioCodes, Ltd.                                                             614                   2,872                  0.0%
     Azrieli Group                                                                825                  26,666                  0.0%
     Bank Hapoalim BM                                                           8,228                  42,357                  0.1%
*    Bank Leumi Le-Israel BM                                                   14,810                  52,925                  0.1%
     Bezeq The Israeli Telecommunication Corp., Ltd.                           12,338                  21,087                  0.0%
     Delek Group, Ltd.                                                             45                  15,554                  0.0%
     Elbit Systems, Ltd.                                                          328                  19,951                  0.0%
     Electra, Ltd.                                                                 59                   7,585                  0.0%
     Harel Insurance Investments & Financial Services, Ltd.                     4,420                  22,325                  0.0%
     Israel Chemicals, Ltd.                                                     1,084                   7,308                  0.0%
*    Israel Discount Bank, Ltd. Class A                                        20,541                  33,129                  0.1%
     Ituran Location and Control, Ltd.                                            538                  10,963                  0.0%
*    Jerusalem Oil Exploration                                                    300                  12,093                  0.0%
     Menorah Mivtachim Holdings, Ltd.                                             894                   9,636                  0.0%
     Migdal Insurance & Financial Holding, Ltd.                                 7,718                  10,538                  0.0%
*    Mizrahi Tefahot Bank, Ltd.                                                 3,321                  36,763                  0.1%
*    Naphtha Israel Petroleum Corp., Ltd.                                       3,305                  22,057                  0.0%
     NICE Systems, Ltd. Sponsored ADR                                             563                  22,903                  0.0%
*    Oil Refineries, Ltd.                                                       7,964                   2,599                  0.0%
     Ormat Industries                                                           2,024                  13,929                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
ISRAEL -- (Continued)
     Osem Investments, Ltd.                                                       565    $             10,868                  0.0%
     Paz Oil Co., Ltd.                                                            198                  27,984                  0.1%
     Phoenix Holdings, Ltd. (The)                                               1,952                   5,722                  0.0%
     Shikun & Binui, Ltd.                                                       5,298                  12,234                  0.0%
*    Union Bank of Israel                                                       1,193                   4,588                  0.0%
                                                                                         --------------------   ------------------
TOTAL ISRAEL                                                                                          457,811                  0.5%
                                                                                         --------------------   ------------------
ITALY -- (2.5%)
     A2A SpA                                                                   16,029                  16,073                  0.0%
     ACEA SpA                                                                   1,354                  16,566                  0.0%
#*   Arnoldo Mondadori Editore SpA                                              1,773                   1,462                  0.0%
     Assicurazioni Generali SpA                                                 2,086                  42,806                  0.1%
#    Astaldi SpA                                                                1,321                   9,241                  0.0%
     Atlantia SpA                                                               2,073                  48,958                  0.1%
*    Autogrill SpA                                                              1,015                   6,879                  0.0%
     Azimut Holding SpA                                                         1,510                  35,343                  0.0%
#*   Banca Carige SpA                                                          81,677                   6,855                  0.0%
     Banca Generali SpA                                                         1,007                  26,718                  0.0%
     Banca IFIS SpA                                                               180                   3,170                  0.0%
#*   Banca Monte dei Paschi di Siena SpA                                        9,202                   7,041                  0.0%
*    Banca Popolare dell'Emilia Romagna SC                                     10,482                  79,985                  0.1%
#*   Banca Popolare dell'Etruria e del Lazio                                      424                     267                  0.0%
*    Banca Popolare di Milano Scarl                                           103,079                  77,693                  0.1%
     Banca Popolare di Sondrio SCARL                                            9,550                  38,328                  0.1%
#*   Banco Popolare SC                                                          7,578                 110,083                  0.1%
     Brembo SpA                                                                   534                  17,708                  0.0%
     Buzzi Unicem SpA                                                           2,089                  28,266                  0.0%
     Cementir Holding SpA                                                       2,563                  15,400                  0.0%
*    CIR-Compagnie Industriali Riunite SpA                                      7,131                   7,152                  0.0%
     CNH Industrial NV                                                          2,621                  21,388                  0.0%
     Credito Emiliano SpA                                                       1,807                  13,924                  0.0%
*    Credito Valtellinese SC                                                   26,456                  27,394                  0.0%
     De' Longhi                                                                   720                  14,091                  0.0%
     Enel Green Power SpA                                                      16,762                  41,206                  0.1%
     Enel SpA                                                                  14,190                  72,510                  0.1%
     Eni SpA                                                                   14,487                 308,644                  0.3%
     Eni SpA Sponsored ADR                                                      2,146                  91,205                  0.1%
     ERG SpA                                                                    1,082                  12,407                  0.0%
*    Finmeccanica SpA                                                           6,992                  63,183                  0.1%
#*   Geox SpA                                                                     852                   2,608                  0.0%
*    Gruppo Editoriale L'Espresso SpA                                           3,978                   4,257                  0.0%
     Hera SpA                                                                  12,421                  32,711                  0.0%
*    IMMSI SpA                                                                  4,196                   2,580                  0.0%
*    Indesit Co. SpA                                                            2,901                  39,902                  0.1%
     Industria Macchine Automatiche SpA                                           246                   9,645                  0.0%
     Interpump Group SpA                                                        1,758                  22,927                  0.0%
     Intesa Sanpaolo SpA                                                       67,726                 199,098                  0.2%
     Iren SpA                                                                   8,189                   9,902                  0.0%
     Italcementi SpA                                                            2,021                  11,575                  0.0%
     Italmobiliare SpA                                                            246                   5,849                  0.0%
     Luxottica Group SpA                                                           27                   1,377                  0.0%
     Luxottica Group SpA Sponsored ADR                                            600                  30,480                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
ITALY -- (Continued)
     MARR SpA                                                                     686    $             10,939                  0.0%
*    Mediaset SpA                                                              14,069                  47,130                  0.1%
*    Mediobanca SpA                                                            14,179                 125,146                  0.1%
#    Mediolanum SpA                                                             2,157                  14,543                  0.0%
     Parmalat SpA                                                               3,464                  10,414                  0.0%
#*   Piaggio & C SpA                                                            2,131                   5,959                  0.0%
     Pirelli & C. SpA                                                           3,639                  48,798                  0.1%
     Prysmian SpA                                                               1,062                  18,406                  0.0%
     Reply SpA                                                                    191                  14,094                  0.0%
#*   Safilo Group SpA                                                           1,177                  15,958                  0.0%
*    Saipem SpA                                                                   800                  12,524                  0.0%
     Salvatore Ferragamo SpA                                                      861                  20,371                  0.0%
#*   Saras SpA                                                                  3,877                   3,957                  0.0%
     Snam SpA                                                                   8,606                  46,537                  0.1%
#    Societa Cattolica di Assicurazioni SCRL                                    1,391                  21,543                  0.0%
     Societa Iniziative Autostradali e Servizi SpA                              1,213                  12,154                  0.0%
#*   Telecom Italia SpA                                                       123,364                 139,806                  0.2%
*    Telecom Italia SpA Sponsored ADR                                           8,020                  90,626                  0.1%
     Tenaris SA ADR                                                               331                  13,121                  0.0%
     Terna Rete Elettrica Nazionale SpA                                        10,316                  52,010                  0.1%
#    Tod's SpA                                                                    194                  17,899                  0.0%
     UniCredit SpA                                                             17,008                 123,184                  0.1%
     Unione di Banche Italiane SCPA                                            15,735                 123,575                  0.1%
     Unipol Gruppo Finanziario SpA                                              6,471                  31,304                  0.0%
     UnipolSai SpA                                                             19,389                  52,132                  0.1%
     Vittoria Assicurazioni SpA                                                   877                   9,671                  0.0%
*    World Duty Free SpA                                                        1,015                   8,618                  0.0%
                                                                                         --------------------   ------------------
TOTAL ITALY                                                                                         2,725,276                  2.7%
                                                                                         --------------------   ------------------
JAPAN -- (19.2%)
     77 Bank, Ltd. (The)                                                        7,000                  39,080                  0.1%
     ABC-Mart, Inc.                                                               100                   5,766                  0.0%
#    Accordia Golf Co., Ltd.                                                    2,400                  25,287                  0.0%
#    Adastria Holdings Co., Ltd.                                                  300                   6,673                  0.0%
     ADEKA Corp.                                                                2,100                  27,108                  0.0%
#    Advantest Corp.                                                            2,200                  25,653                  0.0%
     Aeon Co., Ltd.                                                            11,600                 114,780                  0.1%
     Ahresty Corp.                                                                800                   4,487                  0.0%
     Ai Holdings Corp.                                                          1,200                  23,744                  0.0%
     Aica Kogyo Co., Ltd.                                                       1,000                  20,699                  0.0%
     Aichi Bank, Ltd. (The)                                                       200                   9,821                  0.0%
     Aichi Steel Corp.                                                          4,000                  14,386                  0.0%
     Aisin Seiki Co., Ltd.                                                      1,600                  53,294                  0.1%
#    Akebono Brake Industry Co., Ltd.                                           6,000                  23,387                  0.0%
     Akita Bank, Ltd. (The)                                                     5,000                  14,210                  0.0%
     Alpine Electronics, Inc.                                                   1,300                  22,190                  0.0%
     Alps Electric Co., Ltd.                                                    2,800                  47,659                  0.1%
     Amada Co., Ltd.                                                            9,600                  83,842                  0.1%
     Amano Corp.                                                                1,700                  18,426                  0.0%
     ANA Holdings, Inc.                                                         3,000                   6,956                  0.0%
     Anritsu Corp.                                                              2,000                  15,485                  0.0%
     AOKI Holdings, Inc.                                                        1,200                  13,460                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
JAPAN -- (Continued)
     Aomori Bank, Ltd. (The)                                                    2,000    $              5,968                  0.0%
     Aoyama Trading Co., Ltd.                                                   1,200                  28,542                  0.0%
     Arakawa Chemical Industries, Ltd.                                            900                   9,218                  0.0%
     Arcs Co., Ltd.                                                               800                  17,631                  0.0%
     Asahi Diamond Industrial Co., Ltd.                                         1,000                  12,135                  0.0%
     Asahi Glass Co., Ltd.                                                     13,000                  67,661                  0.1%
     Asahi Kasei Corp.                                                         10,000                  82,062                  0.1%
#    Asatsu-DK, Inc.                                                              700                  17,666                  0.0%
     Autobacs Seven Co., Ltd.                                                     900                  13,203                  0.0%
     Avex Group Holdings, Inc.                                                  1,200                  17,824                  0.0%
     Awa Bank, Ltd. (The)                                                       5,000                  29,983                  0.0%
     Azbil Corp.                                                                1,400                  33,762                  0.1%
#    Bank of Iwate, Ltd. (The)                                                    400                  18,306                  0.0%
     Bank of Kyoto, Ltd. (The)                                                  7,000                  60,659                  0.1%
     Bank of Nagoya, Ltd. (The)                                                 4,000                  16,194                  0.0%
     Bank of Okinawa, Ltd. (The)                                                  600                  26,284                  0.0%
     Bank of the Ryukyus, Ltd.                                                  1,400                  22,609                  0.0%
     Bank of Yokohama, Ltd. (The)                                              10,000                  57,792                  0.1%
     Benesse Holdings, Inc.                                                       700                  22,088                  0.0%
     Best Denki Co., Ltd.                                                       8,100                   9,842                  0.0%
#    Bic Camera, Inc.                                                           3,100                  27,180                  0.0%
     Bookoff Corp.                                                              1,500                  11,268                  0.0%
     Bridgestone Corp.                                                          2,800                  93,570                  0.1%
     Brother Industries, Ltd.                                                   1,200                  21,365                  0.0%
     Calsonic Kansei Corp.                                                      6,000                  33,219                  0.1%
     Canon Electronics, Inc.                                                      600                  10,958                  0.0%
     Canon Marketing Japan, Inc.                                                1,200                  24,533                  0.0%
     Canon, Inc.                                                                  194                   5,952                  0.0%
     Canon, Inc. Sponsored ADR                                                  2,596                  80,528                  0.1%
     Capcom Co., Ltd.                                                           1,200                  18,645                  0.0%
#    Casio Computer Co., Ltd.                                                   4,200                  66,971                  0.1%
     Central Glass Co., Ltd.                                                    4,000                  13,077                  0.0%
     Central Japan Railway Co.                                                    300                  44,745                  0.1%
     Century Tokyo Leasing Corp.                                                  800                  20,950                  0.0%
     Chiba Bank, Ltd. (The)                                                     3,000                  21,309                  0.0%
     Chiba Kogyo Bank, Ltd. (The)                                               1,500                  10,575                  0.0%
     Chiyoda Co., Ltd.                                                            700                  13,850                  0.0%
*    Chubu Electric Power Co., Inc.                                             1,800                  21,599                  0.0%
     Chuetsu Pulp & Paper Co., Ltd.                                             6,000                   9,722                  0.0%
     Chugoku Bank, Ltd. (The)                                                   3,300                  48,776                  0.1%
     Chugoku Electric Power Co., Inc. (The)                                     1,200                  15,825                  0.0%
     Chugoku Marine Paints, Ltd.                                                2,000                  15,805                  0.0%
     Chukyo Bank, Ltd. (The)                                                    7,000                  12,889                  0.0%
     Citizen Holdings Co., Ltd.                                                 2,500                  16,423                  0.0%
     CKD Corp.                                                                  2,200                  19,300                  0.0%
*    CMK Corp.                                                                  2,100                   5,239                  0.0%
     Coca-Cola East Japan Co., Ltd.                                             1,527                  27,475                  0.0%
     Coca-Cola West Co., Ltd.                                                   1,500                  21,413                  0.0%
     COMSYS Holdings Corp.                                                        100                   1,785                  0.0%
     Cosmo Oil Co., Ltd.                                                       15,000                  23,373                  0.0%
     Dai Nippon Printing Co., Ltd.                                              4,000                  39,427                  0.1%
     Dai-ichi Life Insurance Co., Ltd. (The)                                    3,200                  48,428                  0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
JAPAN -- (Continued)
     Daibiru Corp.                                                              1,500    $             16,897                  0.0%
     Daicel Corp.                                                               4,000                  46,110                  0.1%
     Daido Steel Co., Ltd.                                                      7,000                  26,854                  0.0%
#*   Daiei, Inc. (The)                                                          5,300                   6,033                  0.0%
     Daifuku Co., Ltd.                                                          2,000                  23,164                  0.0%
#    Daihatsu Motor Co., Ltd.                                                   2,100                  29,805                  0.0%
     Daikin Industries, Ltd.                                                      700                  43,756                  0.1%
     Daikyo, Inc.                                                               5,000                   9,400                  0.0%
     Daio Paper Corp.                                                           3,000                  25,781                  0.0%
     Daisan Bank, Ltd. (The)                                                    7,000                  11,155                  0.0%
     Daiseki Co., Ltd.                                                            200                   3,502                  0.0%
     Daishi Bank, Ltd. (The)                                                    8,000                  28,309                  0.0%
     Daito Trust Construction Co., Ltd.                                           300                  37,380                  0.1%
     Daiwa House Industry Co., Ltd.                                             3,000                  56,759                  0.1%
     Daiwa Securities Group, Inc.                                              14,000                 110,641                  0.1%
     Daiwabo Holdings Co., Ltd.                                                 8,000                  14,592                  0.0%
     DCM Holdings Co., Ltd.                                                     1,800                  12,059                  0.0%
#    Dena Co., Ltd.                                                             2,900                  37,474                  0.1%
     Denki Kagaku Kogyo K.K.                                                   11,000                  35,931                  0.1%
     Denso Corp.                                                                  500                  22,917                  0.0%
     Dentsu, Inc.                                                                 800                  29,744                  0.0%
     Descente, Ltd.                                                             3,000                  28,043                  0.0%
     DIC Corp.                                                                 10,000                  20,495                  0.0%
#    Disco Corp.                                                                  400                  27,304                  0.0%
     DMG Mori Seiki Co., Ltd.                                                   1,100                  12,955                  0.0%
     Don Quijote Holdings Co., Ltd.                                               300                  17,975                  0.0%
     Doutor Nichires Holdings Co., Ltd.                                           400                   5,959                  0.0%
     Dowa Holdings Co., Ltd.                                                    2,000                  16,841                  0.0%
     Dr Ci:Labo Co., Ltd.                                                         500                  15,882                  0.0%
     Dunlop Sports Co., Ltd.                                                    1,100                  12,880                  0.0%
     Eagle Industry Co., Ltd.                                                   1,300                  24,935                  0.0%
     East Japan Railway Co.                                                       600                  46,862                  0.1%
     Ebara Corp.                                                                5,000                  27,472                  0.0%
#    EDION Corp.                                                                1,800                  12,843                  0.0%
#    Ehime Bank, Ltd. (The)                                                     6,000                  13,282                  0.0%
     Eighteenth Bank, Ltd. (The)                                                4,000                  11,332                  0.0%
     Eizo Corp.                                                                   500                   9,141                  0.0%
     Electric Power Development Co., Ltd.                                         600                  20,983                  0.0%
     Exedy Corp.                                                                1,000                  25,277                  0.0%
#    FamilyMart Co., Ltd.                                                         600                  24,092                  0.0%
     FANUC Corp.                                                                  300                  52,871                  0.1%
     Fast Retailing Co., Ltd.                                                     100                  37,176                  0.1%
#    FCC Co., Ltd.                                                              1,000                  17,019                  0.0%
     Felissimo Corp.                                                              400                   4,007                  0.0%
#    FIDEA Holdings Co., Ltd.                                                   5,200                  10,390                  0.0%
     Foster Electric Co., Ltd.                                                    500                   7,921                  0.0%
     France Bed Holdings Co., Ltd.                                              6,000                   9,896                  0.0%
     Fuji Heavy Industries, Ltd.                                                1,000                  33,283                  0.1%
     Fuji Oil Co., Ltd.(6356848)                                                1,100                  17,469                  0.0%
#    Fuji Oil Co., Ltd.(6581361)                                                2,200                   6,662                  0.0%
     Fuji Seal International, Inc.                                                400                  12,057                  0.0%
     Fuji Soft, Inc.                                                              600                  14,854                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
JAPAN -- (Continued)
     Fujibo Holdings, Inc.                                                      5,000    $             13,858                  0.0%
     FUJIFILM Holdings Corp.                                                    3,100                 104,063                  0.1%
     Fujikura, Ltd.                                                             7,000                  29,404                  0.0%
     Fujimori Kogyo Co., Ltd.                                                     300                   8,283                  0.0%
     Fujitsu General, Ltd.                                                      1,000                  12,518                  0.0%
     Fujitsu, Ltd.                                                             11,000                  66,874                  0.1%
     Fukui Bank, Ltd. (The)                                                     7,000                  16,773                  0.0%
     Fukuoka Financial Group, Inc.                                             11,000                  56,288                  0.1%
#    Fukuyama Transporting Co., Ltd.                                            5,000                  25,093                  0.0%
     Furukawa Electric Co., Ltd.                                               18,000                  31,768                  0.1%
     Futaba Industrial Co., Ltd.                                                  900                   5,018                  0.0%
#    Geo Holdings Corp.                                                           900                   7,947                  0.0%
     Glory, Ltd.                                                                1,000                  25,769                  0.0%
     GMO internet, Inc.                                                         2,700                  22,670                  0.0%
     Godo Steel, Ltd.                                                           6,000                   8,331                  0.0%
     Goldcrest Co., Ltd.                                                        1,200                  21,710                  0.0%
#    Gree, Inc.                                                                 1,200                   8,594                  0.0%
     GS Yuasa Corp.                                                             3,000                  14,978                  0.0%
     Gulliver International Co., Ltd.                                           1,200                  10,477                  0.0%
#    GungHo Online Entertainment, Inc.                                          3,500                  14,107                  0.0%
     Gunma Bank, Ltd. (The)                                                     9,000                  56,164                  0.1%
     Gunze, Ltd.                                                                5,000                  13,915                  0.0%
     H2O Retailing Corp.                                                        2,945                  48,982                  0.1%
     Hachijuni Bank, Ltd. (The)                                                11,000                  67,351                  0.1%
     Hakuhodo DY Holdings, Inc.                                                 2,200                  21,757                  0.0%
     Hankyu Hanshin Holdings, Inc.                                              6,000                  35,277                  0.1%
     Hanwa Co., Ltd.                                                            4,000                  14,423                  0.0%
     Haseko Corp.                                                               2,200                  16,126                  0.0%
     Hazama Ando Corp.                                                          4,200                  28,236                  0.0%
     Heiwa Corp.                                                                  800                  16,381                  0.0%
     Heiwa Real Estate Co., Ltd.                                                  500                   8,215                  0.0%
     Heiwado Co., Ltd.                                                          1,200                  22,339                  0.0%
     Higashi-Nippon Bank, Ltd. (The)                                            6,000                  15,201                  0.0%
     Higo Bank, Ltd. (The)                                                      3,000                  17,076                  0.0%
     Hino Motors, Ltd.                                                          1,000                  14,633                  0.0%
     Hiroshima Bank, Ltd. (The)                                                11,000                  54,993                  0.1%
     Hitachi Capital Corp.                                                      1,300                  32,133                  0.1%
     Hitachi Chemical Co., Ltd.                                                 1,300                  22,913                  0.0%
#    Hitachi Construction Machinery Co., Ltd.                                   1,500                  30,682                  0.1%
     Hitachi High-Technologies Corp.                                              400                  12,220                  0.0%
     Hitachi Koki Co., Ltd.                                                       600                   5,159                  0.0%
     Hitachi Metals, Ltd.                                                       1,000                  16,883                  0.0%
     Hitachi Transport System, Ltd.                                             1,100                  14,557                  0.0%
     Hitachi Zosen Corp.                                                        3,800                  20,167                  0.0%
     Hitachi, Ltd.                                                             16,000                 125,720                  0.1%
*    Hokkaido Electric Power Co., Inc.                                          1,600                  13,433                  0.0%
     Hokkan Holdings, Ltd.                                                      5,000                  12,820                  0.0%
     Hokkoku Bank, Ltd. (The)                                                   7,000                  24,293                  0.0%
     Hokuetsu Bank, Ltd. (The)                                                  4,000                   7,765                  0.0%
     Hokuetsu Kishu Paper Co., Ltd.                                             3,600                  14,982                  0.0%
     Hokuhoku Financial Group, Inc.                                            25,000                  50,222                  0.1%
     Hokuriku Electric Power Co.                                                1,800                  24,301                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
JAPAN -- (Continued)
     Hokuto Corp.                                                               1,400    $             25,525                  0.0%
     Honda Motor Co., Ltd.                                                      9,300                 297,314                  0.3%
     Honda Motor Co., Ltd. Sponsored ADR                                        3,554                 114,154                  0.1%
     Horiba, Ltd.                                                                 300                  10,853                  0.0%
     House Foods Group, Inc.                                                    1,900                  32,513                  0.1%
     Hoya Corp.                                                                 2,400                  84,928                  0.1%
     Hyakugo Bank, Ltd. (The)                                                   4,000                  16,869                  0.0%
     Hyakujushi Bank, Ltd. (The)                                                4,000                  13,004                  0.0%
     Ibiden Co., Ltd.                                                           2,000                  30,064                  0.1%
     Ichiyoshi Securities Co., Ltd.                                             2,000                  23,707                  0.0%
     Idec Corp.                                                                 1,300                  10,613                  0.0%
     Idemitsu Kosan Co., Ltd.                                                   1,100                  21,274                  0.0%
     IHI Corp.                                                                  7,000                  33,744                  0.1%
     Iida Group Holdings Co., Ltd.                                              1,624                  18,046                  0.0%
     Inaba Denki Sangyo Co., Ltd.                                                 600                  20,915                  0.0%
     Inabata & Co., Ltd.                                                          100                     967                  0.0%
     Inageya Co., Ltd.                                                          2,000                  21,151                  0.0%
#    Internet Initiative Japan, Inc.                                              700                  12,291                  0.0%
#    Iseki & Co., Ltd.                                                          5,000                  11,581                  0.0%
     Isetan Mitsukoshi Holdings, Ltd.                                           5,840                  79,506                  0.1%
#*   Ishihara Sangyo Kaisha, Ltd.                                              13,000                  10,684                  0.0%
     Isuzu Motors, Ltd.                                                         2,000                  26,095                  0.0%
     IT Holdings Corp.                                                          1,200                  19,607                  0.0%
#    Ito En, Ltd.                                                               1,000                  19,887                  0.0%
     ITOCHU Corp.                                                              12,800                 154,733                  0.2%
     Itochu Enex Co., Ltd.                                                      1,800                  11,532                  0.0%
     Itochu Techno-Solutions Corp.                                                400                  15,903                  0.0%
     Itoham Foods, Inc.                                                         5,000                  25,719                  0.0%
     IwaiCosmo Holdings, Inc.                                                     900                   9,927                  0.0%
#    Iwatani Corp.                                                              7,000                  47,860                  0.1%
     Iyo Bank, Ltd. (The)                                                       6,000                  64,070                  0.1%
     J Front Retailing Co., Ltd.                                                3,400                  45,253                  0.1%
     J-Oil Mills, Inc.                                                          3,000                   9,746                  0.0%
     Japan Airport Terminal Co., Ltd.                                           1,100                  43,398                  0.1%
     Japan Exchange Group, Inc.                                                 1,500                  37,209                  0.1%
     Japan Pulp & Paper Co., Ltd.                                               5,000                  14,801                  0.0%
     Japan Steel Works, Ltd. (The)                                              1,000                   3,577                  0.0%
     JFE Holdings, Inc.                                                         2,000                  39,680                  0.1%
     JGC Corp.                                                                  1,000                  25,700                  0.0%
#    Jin Co., Ltd.                                                                500                  10,897                  0.0%
     Joshin Denki Co., Ltd.                                                     1,000                   9,111                  0.0%
     Jowa Holdings Co., Ltd.                                                      500                  17,765                  0.0%
     Joyo Bank, Ltd. (The)                                                      6,000                  32,128                  0.1%
     JSR Corp.                                                                  2,100                  37,817                  0.1%
     JTEKT Corp.                                                                3,200                  51,466                  0.1%
     Juroku Bank, Ltd. (The)                                                    6,000                  23,664                  0.0%
#*   JVC Kenwood Corp.                                                          1,500                   2,868                  0.0%
     JX Holdings, Inc.                                                         16,790                  71,922                  0.1%
     K's Holdings Corp.                                                           700                  19,332                  0.0%
#*   Kadokawa Dwango Corp.                                                        934                  17,137                  0.0%
     Kaga Electronics Co., Ltd.                                                 1,200                  13,823                  0.0%
     Kagoshima Bank, Ltd. (The)                                                 3,000                  19,455                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
JAPAN -- (Continued)
     Kajima Corp.                                                               6,000    $             26,697                  0.0%
     Kakaku.com, Inc.                                                           1,200                  16,339                  0.0%
     Kameda Seika Co., Ltd.                                                       300                   9,065                  0.0%
     Kamigumi Co., Ltd.                                                         7,000                  67,493                  0.1%
     Kanamoto Co., Ltd.                                                           400                  14,600                  0.0%
     Kandenko Co., Ltd.                                                         4,000                  20,988                  0.0%
     Kaneka Corp.                                                               8,000                  43,955                  0.1%
     Kanematsu Corp.                                                           12,000                  19,093                  0.0%
*    Kansai Electric Power Co., Inc. (The)                                      1,200                  11,851                  0.0%
     Kansai Paint Co., Ltd.                                                     1,000                  15,287                  0.0%
     Kao Corp.                                                                  1,000                  38,994                  0.1%
     Kato Works Co., Ltd.                                                       2,000                  14,725                  0.0%
     Kawasaki Heavy Industries, Ltd.                                            5,000                  19,639                  0.0%
     Kawasaki Kisen Kaisha, Ltd.                                                9,000                  20,505                  0.0%
     KDDI Corp.                                                                 2,300                 151,040                  0.2%
     Keihan Electric Railway Co., Ltd.                                          8,000                  39,209                  0.1%
     Keihin Corp.                                                               1,100                  13,897                  0.0%
     Keikyu Corp.                                                               3,000                  24,960                  0.0%
     Keio Corp.                                                                 3,000                  22,787                  0.0%
     Keisei Electric Railway Co., Ltd.                                          2,000                  23,507                  0.0%
     Keiyo Bank, Ltd. (The)                                                     6,000                  31,369                  0.1%
     Kewpie Corp.                                                               2,200                  38,026                  0.1%
     Key Coffee, Inc.                                                             300                   4,324                  0.0%
     Kintetsu Corp.                                                             7,000                  24,350                  0.0%
     Kintetsu World Express, Inc.                                                 300                  10,382                  0.0%
     Kitz Corp.                                                                 3,000                  13,748                  0.0%
     Kiyo Bank, Ltd. (The)                                                      1,500                  21,567                  0.0%
     Koa Corp.                                                                  1,400                  12,418                  0.0%
     Kobe Steel, Ltd.                                                          58,000                  92,153                  0.1%
#    Kohnan Shoji Co., Ltd.                                                     1,300                  14,917                  0.0%
     Koito Manufacturing Co., Ltd.                                              1,000                  30,132                  0.1%
     Kokuyo Co., Ltd.                                                           2,300                  18,319                  0.0%
     Komatsu, Ltd.                                                              2,800                  66,106                  0.1%
     Komeri Co., Ltd.                                                             500                  11,240                  0.0%
     Konica Minolta, Inc.                                                       5,500                  61,456                  0.1%
     Konishi Co., Ltd.                                                            600                  10,356                  0.0%
     Kose Corp.                                                                   700                  28,607                  0.0%
     Kubota Corp. Sponsored ADR                                                   500                  40,190                  0.1%
     Kurabo Industries, Ltd.                                                    8,000                  13,302                  0.0%
     Kuraray Co., Ltd.                                                          2,000                  23,230                  0.0%
#    Kureha Corp.                                                               5,000                  24,798                  0.0%
     Kurita Water Industries, Ltd.                                              2,100                  45,317                  0.1%
#    Kuroda Electric Co., Ltd.                                                  1,300                  18,279                  0.0%
     KYB Co., Ltd.                                                              4,000                  17,224                  0.0%
     Kyocera Corp. Sponsored ADR                                                1,800                  83,502                  0.1%
     Kyokuto Kaihatsu Kogyo Co., Ltd.                                           1,100                  15,640                  0.0%
#    Kyoritsu Maintenance Co., Ltd.                                               200                   8,049                  0.0%
     Kyowa Exeo Corp.                                                           2,000                  24,490                  0.0%
*    Kyushu Electric Power Co., Inc.                                            1,800                  19,529                  0.0%
     Lawson, Inc.                                                                 300                  20,351                  0.0%
*    Leopalace21 Corp.                                                          4,000                  25,054                  0.0%
     Lintec Corp.                                                               1,100                  22,966                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
JAPAN -- (Continued)
     Lion Corp.                                                                 4,000    $             22,599                  0.0%
     LIXIL Group Corp.                                                          1,700                  37,282                  0.1%
     Maeda Corp.                                                                1,000                   8,841                  0.0%
     Maeda Road Construction Co., Ltd.                                          2,000                  30,829                  0.1%
     Makino Milling Machine Co., Ltd.                                           2,000                  13,634                  0.0%
     Makita Corp.                                                                 500                  28,000                  0.0%
     Maruha Nichiro Corp.                                                       1,200                  17,379                  0.0%
#    Marui Group Co., Ltd.                                                      4,900                  41,411                  0.1%
     Marusan Securities Co., Ltd.                                               2,100                  15,410                  0.0%
     Max Co., Ltd.                                                              1,000                  11,249                  0.0%
     Mazda Motor Corp.                                                          1,799                  42,505                  0.1%
     McDonald's Holdings Co. Japan, Ltd.                                          900                  21,967                  0.0%
     Megmilk Snow Brand Co., Ltd.                                               1,400                  18,575                  0.0%
#    Michinoku Bank, Ltd. (The)                                                 2,000                   3,820                  0.0%
     Milbon Co., Ltd.                                                             300                   9,638                  0.0%
     Mimasu Semiconductor Industry Co., Ltd.                                      500                   4,498                  0.0%
     Minebea Co., Ltd.                                                          1,000                  13,702                  0.0%
#    Ministop Co., Ltd.                                                           800                  11,390                  0.0%
     Mirait Holdings Corp.                                                      2,000                  22,388                  0.0%
#    Misawa Homes Co., Ltd.                                                     1,200                  11,000                  0.0%
     MISUMI Group, Inc.                                                         1,200                  37,865                  0.1%
     Mito Securities Co., Ltd.                                                  3,000                  11,279                  0.0%
     Mitsuba Corp.                                                              1,900                  30,241                  0.1%
     Mitsubishi Corp.                                                           8,400                 164,710                  0.2%
     Mitsubishi Electric Corp.                                                  7,000                  90,257                  0.1%
     Mitsubishi Estate Co., Ltd.                                                2,000                  50,949                  0.1%
     Mitsubishi Gas Chemical Co., Inc.                                          4,000                  23,933                  0.0%
     Mitsubishi Heavy Industries, Ltd.                                         22,598                 140,967                  0.2%
     Mitsubishi Logistics Corp.                                                 4,000                  60,926                  0.1%
     Mitsubishi Materials Corp.                                                15,000                  46,949                  0.1%
     Mitsubishi Motors Corp.                                                    3,700                  38,070                  0.1%
*    Mitsubishi Paper Mills, Ltd.                                              10,000                   7,734                  0.0%
     Mitsubishi Pencil Co., Ltd.                                                  600                  19,345                  0.0%
     Mitsubishi Shokuhin Co., Ltd.                                                400                   9,010                  0.0%
     Mitsubishi Steel Manufacturing Co., Ltd.                                   2,000                   4,421                  0.0%
     Mitsubishi UFJ Financial Group, Inc.                                      48,570                 283,125                  0.3%
     Mitsui & Co., Ltd.                                                         9,500                 143,441                  0.2%
*    Mitsui Chemicals, Inc.                                                    18,000                  52,141                  0.1%
     Mitsui Engineering & Shipbuilding Co., Ltd.                               18,000                  39,131                  0.1%
     Mitsui Fudosan Co., Ltd.                                                   1,000                  32,166                  0.1%
     Mitsui High-Tec, Inc.                                                      2,000                  11,987                  0.0%
     Mitsui Mining & Smelting Co., Ltd.                                        14,000                  37,136                  0.1%
     Mitsui Sugar Co., Ltd.                                                     3,000                  10,406                  0.0%
     Mitsui-Soko Co., Ltd.                                                      2,000                   7,604                  0.0%
     Miyazaki Bank, Ltd. (The)                                                  5,000                  15,073                  0.0%
     Mizuho Financial Group, Inc.                                             146,100                 266,240                  0.3%
#    Mizuno Corp.                                                               4,000                  20,041                  0.0%
#    Monex Group, Inc.                                                          6,900                  17,611                  0.0%
     Morinaga & Co., Ltd.                                                       9,000                  19,299                  0.0%
     Morinaga Milk Industry Co., Ltd.                                           4,000                  13,374                  0.0%
     Morita Holdings Corp.                                                      1,000                   9,742                  0.0%
#    Moshi Moshi Hotline, Inc.                                                    900                   8,982                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
JAPAN -- (Continued)
     MS&AD Insurance Group Holdings, Inc.                                       2,764    $             59,749                  0.1%
     Murata Manufacturing Co., Ltd.                                               400                  44,944                  0.1%
#    Musashi Seimitsu Industry Co., Ltd.                                          900                  17,669                  0.0%
     Musashino Bank, Ltd. (The)                                                   600                  20,330                  0.0%
#    Nabtesco Corp.                                                             1,200                  29,041                  0.0%
     Nachi-Fujikoshi Corp.                                                      4,000                  24,857                  0.0%
     Nagase & Co., Ltd.                                                         3,400                  44,039                  0.1%
     Nagoya Railroad Co., Ltd.                                                  3,000                  12,828                  0.0%
#    Nankai Electric Railway Co., Ltd.                                          7,000                  33,122                  0.1%
     Nanto Bank, Ltd. (The)                                                     5,000                  20,073                  0.0%
     NEC Corp.                                                                 36,000                 127,309                  0.1%
     NEC Networks & System Integration Corp.                                      600                  13,037                  0.0%
#    NET One Systems Co., Ltd.                                                  1,400                   8,160                  0.0%
     Neturen Co., Ltd.                                                          1,500                  10,731                  0.0%
     NH Foods, Ltd.                                                             2,000                  46,119                  0.1%
     NHK Spring Co., Ltd.                                                       2,000                  18,305                  0.0%
     Nichias Corp.                                                              3,000                  18,230                  0.0%
     Nichicon Corp.                                                             2,400                  16,184                  0.0%
     Nichiha Corp.                                                                900                   7,711                  0.0%
     Nichirei Corp.                                                             6,000                  25,537                  0.0%
#    Nidec Corp.                                                                  200                  13,215                  0.0%
     Nifco, Inc.                                                                  900                  28,518                  0.0%
     NIFTY Corp.                                                                  500                   6,016                  0.0%
     Nihon Dempa Kogyo Co., Ltd.                                                  400                   3,161                  0.0%
     Nihon M&A Center, Inc.                                                     1,000                  28,739                  0.0%
     Nihon Nohyaku Co., Ltd.                                                    1,000                  10,178                  0.0%
     Nihon Parkerizing Co., Ltd.                                                1,000                  23,870                  0.0%
     Nihon Unisys, Ltd.                                                         1,200                  10,638                  0.0%
#    Nikon Corp.                                                                2,800                  38,365                  0.1%
     Nippo Corp.                                                                1,000                  18,279                  0.0%
     Nippon Beet Sugar Manufacturing Co., Ltd.                                  9,000                  15,139                  0.0%
     Nippon Carbon Co., Ltd.                                                    7,000                  11,754                  0.0%
*    Nippon Chemi-Con Corp.                                                     3,000                   8,950                  0.0%
     Nippon Denko Co., Ltd.                                                     4,000                  10,047                  0.0%
     Nippon Densetsu Kogyo Co., Ltd.                                            2,000                  28,249                  0.0%
     Nippon Electric Glass Co., Ltd.                                            8,000                  37,200                  0.1%
     Nippon Express Co., Ltd.                                                   9,000                  39,591                  0.1%
     Nippon Flour Mills Co., Ltd.                                               3,000                  15,058                  0.0%
     Nippon Gas Co., Ltd.                                                       1,100                  27,219                  0.0%
     Nippon Konpo Unyu Soko Co., Ltd.                                           1,700                  28,128                  0.0%
     Nippon Light Metal Holdings Co., Ltd.                                     10,000                  14,769                  0.0%
     Nippon Paper Industries Co., Ltd.                                          2,300                  33,849                  0.1%
     Nippon Road Co., Ltd. (The)                                                2,000                  11,120                  0.0%
*    Nippon Sheet Glass Co., Ltd.                                              20,000                  19,174                  0.0%
     Nippon Shokubai Co., Ltd.                                                  2,000                  23,973                  0.0%
     Nippon Signal Co., Ltd. (The)                                              1,500                  14,622                  0.0%
     Nippon Soda Co., Ltd.                                                      5,000                  28,472                  0.0%
     Nippon Steel & Sumitomo Metal Corp.                                       58,675                 154,834                  0.2%
*    Nippon Suisan Kaisha, Ltd.                                                 5,500                  16,259                  0.0%
     Nippon Synthetic Chemical Industry Co., Ltd. (The)                         2,000                  12,211                  0.0%
     Nippon Telegraph & Telephone Corp.                                           500                  31,109                  0.1%
     Nippon Telegraph & Telephone Corp. ADR                                       777                  24,460                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
JAPAN -- (Continued)
     Nippon Thompson Co., Ltd.                                                  3,000    $             12,574                  0.0%
#*   Nippon Yakin Kogyo Co., Ltd.                                               2,500                   6,456                  0.0%
     Nippon Yusen K.K.                                                         25,000                  64,814                  0.1%
     Nishi-Nippon City Bank, Ltd. (The)                                        15,000                  41,118                  0.1%
     Nishi-Nippon Railroad Co., Ltd.                                            6,000                  23,907                  0.0%
     Nishimatsu Construction Co., Ltd.                                          7,000                  33,988                  0.1%
     Nissan Chemical Industries, Ltd.                                           1,400                  25,957                  0.0%
     Nissan Motor Co., Ltd.                                                    24,200                 220,745                  0.2%
     Nissan Shatai Co., Ltd.                                                    1,500                  20,641                  0.0%
#    Nisshin Oillio Group, Ltd. (The)                                           5,000                  17,919                  0.0%
     Nisshin Seifun Group, Inc.                                                 6,655                  67,296                  0.1%
#    Nisshin Steel Co., Ltd.                                                    2,100                  19,608                  0.0%
     Nisshinbo Holdings, Inc.                                                   2,000                  16,517                  0.0%
     Nissin Kogyo Co., Ltd.                                                     1,000                  15,455                  0.0%
     Nitta Corp.                                                                  500                  11,242                  0.0%
     Nittetsu Mining Co., Ltd.                                                  3,000                  11,373                  0.0%
     Nitto Denko Corp.                                                          1,200                  64,901                  0.1%
     Nitto Kogyo Corp.                                                          1,000                  17,483                  0.0%
     NOF Corp.                                                                  3,000                  19,882                  0.0%
     NOK Corp.                                                                  1,500                  38,002                  0.1%
     Nomura Holdings, Inc.                                                      6,900                  43,100                  0.1%
     Nomura Holdings, Inc. ADR                                                  3,400                  21,590                  0.0%
     Nomura Real Estate Holdings, Inc.                                          1,800                  31,813                  0.1%
     Nomura Research Institute, Ltd.                                              600                  19,790                  0.0%
     Noritake Co., Ltd.                                                         5,000                  11,496                  0.0%
     Noritz Corp.                                                                 700                  12,941                  0.0%
     North Pacific Bank, Ltd.                                                   8,000                  32,980                  0.1%
     NSK, Ltd.                                                                  1,000                  13,098                  0.0%
     NTN Corp.                                                                 12,000                  51,885                  0.1%
     NTT Data Corp.                                                               900                  35,182                  0.1%
     NTT DOCOMO, Inc.                                                          15,300                 258,048                  0.3%
     NTT Urban Development Corp.                                                2,100                  23,768                  0.0%
     Obayashi Corp.                                                             4,000                  27,451                  0.0%
     Obic Co., Ltd.                                                               800                  28,559                  0.0%
     Odakyu Electric Railway Co., Ltd.                                          2,000                  18,771                  0.0%
     Ogaki Kyoritsu Bank, Ltd. (The)                                           10,000                  27,822                  0.0%
#    Ohsho Food Service Corp.                                                     400                  14,449                  0.0%
     Oiles Corp.                                                                1,440                  28,264                  0.0%
     Oita Bank, Ltd. (The)                                                      4,000                  14,989                  0.0%
     Oji Holdings Corp.                                                         3,000                  10,847                  0.0%
     Okamura Corp.                                                              2,000                  14,594                  0.0%
     Oki Electric Industry Co., Ltd.                                           15,000                  34,852                  0.1%
     Okinawa Electric Power Co., Inc. (The)                                       400                  12,199                  0.0%
     OKUMA Corp.                                                                2,000                  14,360                  0.0%
     Okumura Corp.                                                              4,000                  22,709                  0.0%
     Omron Corp.                                                                  900                  42,601                  0.1%
     Onward Holdings Co., Ltd.                                                  4,000                  24,579                  0.0%
     Oracle Corp. Japan                                                           600                  23,228                  0.0%
     Oriental Land Co., Ltd.                                                      100                  21,384                  0.0%
     Osaka Gas Co., Ltd.                                                        8,000                  31,911                  0.1%
     OSG Corp.                                                                    700                  11,414                  0.0%
#*   Pacific Metals Co., Ltd.                                                   6,000                  18,982                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
JAPAN -- (Continued)
     Paltac Corp.                                                                 300    $              3,656                  0.0%
#    PanaHome Corp.                                                             2,000                  13,384                  0.0%
     Panasonic Corp.                                                            9,000                 108,281                  0.1%
     Parco Co., Ltd.                                                              300                   2,441                  0.0%
     Park24 Co., Ltd.                                                             600                   9,079                  0.0%
#    Penta-Ocean Construction Co., Ltd.                                         7,000                  22,878                  0.0%
     Pigeon Corp.                                                                 600                  37,402                  0.1%
     Pilot Corp.                                                                  400                  22,459                  0.0%
*    Pioneer Corp.                                                              2,500                   6,559                  0.0%
#    Pola Orbis Holdings, Inc.                                                    500                  20,534                  0.0%
     Prima Meat Packers, Ltd.                                                   5,000                  11,784                  0.0%
     Raito Kogyo Co., Ltd.                                                      2,500                  24,448                  0.0%
     Rakuten, Inc.                                                              2,100                  23,681                  0.0%
     Relo Holdings, Inc.                                                          400                  28,301                  0.0%
#    Rengo Co., Ltd.                                                            4,000                  17,608                  0.0%
#*   Renown, Inc.                                                               2,700                   2,714                  0.0%
     Resona Holdings, Inc.                                                     15,200                  86,941                  0.1%
     Resorttrust, Inc.                                                            900                  21,698                  0.0%
     Ricoh Co., Ltd.                                                            8,000                  82,619                  0.1%
     Ricoh Leasing Co., Ltd.                                                      500                  13,950                  0.0%
     Riken Corp.                                                                4,000                  15,685                  0.0%
     Riso Kagaku Corp.                                                            600                  18,144                  0.0%
     Roland DG Corp.                                                              400                  16,884                  0.0%
     Round One Corp.                                                              900                   5,430                  0.0%
     Ryosan Co., Ltd.                                                           1,000                  21,137                  0.0%
     Saibu Gas Co., Ltd.                                                        6,000                  14,615                  0.0%
     Saizeriya Co., Ltd.                                                        1,200                  17,758                  0.0%
     Sakai Chemical Industry Co., Ltd.                                          3,000                   9,038                  0.0%
     Sakata Seed Corp.                                                          1,200                  17,797                  0.0%
     San-Ai Oil Co., Ltd.                                                       2,000                  13,844                  0.0%
     San-In Godo Bank, Ltd. (The)                                               3,000                  23,114                  0.0%
     Sangetsu Co., Ltd.                                                           500                  12,662                  0.0%
     Sankyo Co., Ltd.                                                             400                  14,556                  0.0%
     Sankyu, Inc.                                                               4,000                  18,493                  0.0%
     Sanrio Co., Ltd.                                                             500                  14,456                  0.0%
     Sanshin Electronics Co., Ltd.                                              1,500                  10,623                  0.0%
     Sanwa Holdings Corp.                                                       4,000                  27,736                  0.0%
     Sanyo Chemical Industries, Ltd.                                            2,000                  12,470                  0.0%
     Sanyo Special Steel Co., Ltd.                                              3,000                  10,296                  0.0%
     Sawada Holdings Co., Ltd.                                                  1,400                   9,997                  0.0%
     SBI Holdings, Inc.                                                         4,470                  51,546                  0.1%
     Scroll Corp.                                                               2,100                   4,813                  0.0%
     SCSK Corp.                                                                 1,000                  26,883                  0.0%
     Sega Sammy Holdings, Inc.                                                  1,200                  19,063                  0.0%
     Seiko Epson Corp.                                                            300                  13,921                  0.0%
     Seiko Holdings Corp.                                                       6,000                  29,901                  0.0%
     Seino Holdings Co., Ltd.                                                   4,000                  31,363                  0.1%
     Sekisui Chemical Co., Ltd.                                                 4,000                  49,853                  0.1%
     Sekisui House, Ltd.                                                        7,000                  87,044                  0.1%
     Senko Co., Ltd.                                                            5,000                  21,267                  0.0%
     Senshu Ikeda Holdings, Inc.                                                1,000                   5,173                  0.0%
#    Senshukai Co., Ltd.                                                        1,200                   9,632                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
JAPAN -- (Continued)
     Seven & I Holdings Co., Ltd.                                               2,300    $             89,829                  0.1%
#*   Sharp Corp.                                                                2,000                   5,037                  0.0%
     Shiga Bank, Ltd. (The)                                                     7,000                  39,205                  0.1%
     Shikoku Bank, Ltd. (The)                                                   5,000                  10,612                  0.0%
*    Shikoku Electric Power Co., Inc.                                             800                  10,978                  0.0%
#    Shima Seiki Manufacturing, Ltd.                                              400                   6,444                  0.0%
     Shimachu Co., Ltd.                                                         1,000                  25,746                  0.0%
     Shimamura Co., Ltd.                                                          300                  26,386                  0.0%
     Shimano, Inc.                                                                300                  39,782                  0.1%
     Shimizu Corp.                                                              6,000                  44,278                  0.1%
     Shin-Etsu Chemical Co., Ltd.                                               1,000                  64,189                  0.1%
     Shindengen Electric Manufacturing Co., Ltd.                                3,000                  19,543                  0.0%
     Shinko Electric Industries Co., Ltd.                                       2,300                  13,356                  0.0%
     Shinko Plantech Co., Ltd.                                                  1,300                   9,938                  0.0%
     Shinko Shoji Co., Ltd.                                                       900                   8,533                  0.0%
     Shinmaywa Industries, Ltd.                                                 4,000                  35,924                  0.1%
#    Shiseido Co., Ltd.                                                         1,000                  16,594                  0.0%
     Shizuoka Bank, Ltd. (The)                                                  4,000                  41,331                  0.1%
     Shizuoka Gas Co., Ltd.                                                     2,100                  13,759                  0.0%
     Shoko Co., Ltd.                                                            5,000                   7,421                  0.0%
     Showa Corp.                                                                  800                   8,654                  0.0%
     Showa Denko K.K.                                                          38,000                  50,287                  0.1%
#    Showa Shell Sekiyu K.K.                                                    2,300                  19,735                  0.0%
     Sintokogio, Ltd.                                                           1,500                  10,418                  0.0%
     SKY Perfect JSAT Holdings, Inc.                                            3,500                  21,486                  0.0%
     SMC Corp.                                                                    100                  28,363                  0.0%
     SMK Corp.                                                                  3,000                  12,053                  0.0%
#    Sodick Co., Ltd.                                                           1,500                  12,128                  0.0%
     Softbank Corp.                                                             2,761                 200,999                  0.2%
     Sojitz Corp.                                                              27,200                  40,545                  0.1%
     Sompo Japan Nipponkoa Holdings, Inc.                                         500                  12,590                  0.0%
     Sony Corp.                                                                 3,300                  65,153                  0.1%
     Sony Corp. Sponsored ADR                                                   2,843                  56,348                  0.1%
     Sony Financial Holdings, Inc.                                              1,400                  22,351                  0.0%
     Sotetsu Holdings, Inc.                                                     6,000                  22,541                  0.0%
     Square Enix Holdings Co., Ltd.                                             1,000                  20,580                  0.0%
     St Marc Holdings Co., Ltd.                                                   400                  20,913                  0.0%
     Stanley Electric Co., Ltd.                                                 1,300                  26,430                  0.0%
     Star Micronics Co., Ltd.                                                     700                  10,645                  0.0%
     Starts Corp., Inc.                                                         1,000                  14,932                  0.0%
#    Sumco Corp.                                                                2,800                  37,658                  0.1%
     Sumitomo Bakelite Co., Ltd.                                                5,000                  19,677                  0.0%
     Sumitomo Corp.                                                             9,600                 102,429                  0.1%
     Sumitomo Electric Industries, Ltd.                                         3,600                  49,207                  0.1%
     Sumitomo Forestry Co., Ltd.                                                3,600                  37,829                  0.1%
     Sumitomo Heavy Industries, Ltd.                                            7,000                  38,377                  0.1%
     Sumitomo Metal Mining Co., Ltd.                                            2,000                  27,745                  0.0%
     Sumitomo Mitsui Financial Group, Inc.                                      7,364                 300,325                  0.3%
     Sumitomo Mitsui Trust Holdings, Inc.                                       8,940                  36,500                  0.1%
     Sumitomo Osaka Cement Co., Ltd.                                            7,000                  21,882                  0.0%
     Sumitomo Realty & Development Co., Ltd.                                    1,000                  37,489                  0.1%
     Sumitomo Riko Co., Ltd.                                                      500                   4,297                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
JAPAN -- (Continued)
     Sumitomo Rubber Industries, Ltd.                                           1,800    $             24,878                  0.0%
     Sumitomo Warehouse Co., Ltd. (The)                                         4,000                  21,937                  0.0%
     Suzuki Motor Corp.                                                         2,300                  77,093                  0.1%
#*   SWCC Showa Holdings Co., Ltd.                                             14,000                  12,969                  0.0%
     T Hasegawa Co., Ltd.                                                         800                  12,286                  0.0%
     T&D Holdings, Inc.                                                         6,400                  82,441                  0.1%
#    Tachi-S Co., Ltd.                                                          1,000                  12,680                  0.0%
     Tadano, Ltd.                                                               2,000                  29,897                  0.0%
     Taiheiyo Cement Corp.                                                      4,000                  14,676                  0.0%
     Taiho Kogyo Co., Ltd.                                                      1,300                  13,300                  0.0%
     Taikisha, Ltd.                                                               500                  11,111                  0.0%
     Taisei Corp.                                                               1,000                   5,561                  0.0%
#    Taiyo Nippon Sanso Corp.                                                   7,000                  63,021                  0.1%
     Taiyo Yuden Co., Ltd.                                                      2,000                  20,559                  0.0%
#    Takara Leben Co., Ltd.                                                     1,100                   4,661                  0.0%
     Takara Standard Co., Ltd.                                                  2,000                  16,333                  0.0%
     Takasago International Corp.                                               1,000                   4,786                  0.0%
     Takasago Thermal Engineering Co., Ltd.                                     1,900                  24,522                  0.0%
     Takashimaya Co., Ltd.                                                      3,000                  25,556                  0.0%
#    Takata Corp.                                                               1,000                  13,068                  0.0%
     Takuma Co., Ltd.                                                           4,000                  25,538                  0.0%
     TDK Corp.                                                                    700                  39,733                  0.1%
     TDK Corp. Sponsored ADR                                                      400                  22,800                  0.0%
     Teijin, Ltd.                                                              19,000                  46,451                  0.1%
     THK Co., Ltd.                                                              3,200                  80,489                  0.1%
     Toa Corp.                                                                  6,000                  11,030                  0.0%
     Toagosei Co., Ltd.                                                         6,000                  26,223                  0.0%
#    Tobu Railway Co., Ltd.                                                     3,000                  15,176                  0.0%
     TOC Co., Ltd.                                                              1,200                   8,755                  0.0%
     Tochigi Bank, Ltd. (The)                                                   4,000                  16,259                  0.0%
     Toda Corp.                                                                 6,000                  26,532                  0.0%
     Toei Co., Ltd.                                                             1,000                   5,277                  0.0%
     Toho Bank, Ltd. (The)                                                      5,000                  18,389                  0.0%
     Toho Gas Co., Ltd.                                                         5,000                  27,042                  0.0%
     Toho Zinc Co., Ltd.                                                        3,000                  10,275                  0.0%
     Tohoku Electric Power Co., Inc.                                            2,400                  29,996                  0.0%
     Tokai Carbon Co., Ltd.                                                     2,000                   5,217                  0.0%
     Tokai Rika Co., Ltd.                                                         900                  17,142                  0.0%
#    Token Corp.                                                                  270                  12,225                  0.0%
     Tokio Marine Holdings, Inc.                                                2,400                  76,963                  0.1%
     Tokuyama Corp.                                                             8,000                  23,385                  0.0%
*    Tokyo Electric Power Co., Inc.                                             6,200                  22,355                  0.0%
     Tokyo Electron, Ltd.                                                       1,500                  96,172                  0.1%
     Tokyo Gas Co., Ltd.                                                        5,000                  28,822                  0.0%
     Tokyo Seimitsu Co., Ltd.                                                     700                  11,391                  0.0%
     Tokyo Steel Manufacturing Co., Ltd.                                        3,700                  19,848                  0.0%
     Tokyo Tatemono Co., Ltd.                                                   1,000                   8,729                  0.0%
*    Tokyo TY Financial Group, Inc.                                               259                   8,289                  0.0%
     Tokyu Corp.                                                                4,000                  26,411                  0.0%
     Tokyu Fudosan Holdings Corp.                                               1,700                  12,082                  0.0%
     TOMONY Holdings, Inc.                                                      3,900                  17,399                  0.0%
#    Tomy Co., Ltd.                                                             2,600                  13,450                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
JAPAN -- (Continued)
     TonenGeneral Sekiyu K.K.                                                   2,000    $             17,456                  0.0%
     Toppan Forms Co., Ltd.                                                     2,100                  19,806                  0.0%
     Toppan Printing Co., Ltd.                                                  9,000                  61,238                  0.1%
     Topre Corp.                                                                1,400                  19,825                  0.0%
     Topy Industries, Ltd.                                                      7,000                  13,534                  0.0%
     Toray Industries, Inc.                                                     9,000                  60,421                  0.1%
     Toshiba Corp.                                                             13,000                  57,409                  0.1%
     Toshiba Machine Co., Ltd.                                                  3,000                  11,922                  0.0%
     Toshiba Plant Systems & Services Corp.                                       800                  13,391                  0.0%
     Toshiba TEC Corp.                                                          4,000                  28,227                  0.0%
     Tosoh Corp.                                                               12,000                  52,183                  0.1%
     Totetsu Kogyo Co., Ltd.                                                    1,000                  22,653                  0.0%
     TOTO, Ltd.                                                                 2,000                  22,568                  0.0%
     Towa Bank, Ltd. (The)                                                     18,000                  16,105                  0.0%
     Toyo Engineering Corp.                                                     4,000                  20,486                  0.0%
     Toyo Ink SC Holdings Co., Ltd.                                             6,000                  27,675                  0.0%
     Toyo Kanetsu K.K.                                                          5,000                  11,695                  0.0%
     Toyo Kohan Co., Ltd.                                                       4,000                  23,091                  0.0%
     Toyo Seikan Group Holdings, Ltd.                                           3,000                  36,380                  0.1%
     Toyo Suisan Kaisha, Ltd.                                                   1,000                  34,536                  0.1%
     Toyo Tire & Rubber Co., Ltd.                                               2,000                  32,992                  0.1%
     Toyobo Co., Ltd.                                                          19,000                  27,348                  0.0%
     Toyoda Gosei Co., Ltd.                                                     1,600                  30,739                  0.1%
#    Toyota Boshoku Corp.                                                       1,100                  12,492                  0.0%
     Toyota Motor Corp.                                                        14,060                 846,091                  0.9%
     Toyota Motor Corp. Sponsored ADR                                           4,348                 527,630                  0.5%
     Toyota Tsusho Corp.                                                        3,200                  80,688                  0.1%
     Transcosmos, Inc.                                                            600                  11,220                  0.0%
     Trend Micro, Inc.                                                            500                  16,848                  0.0%
     Trusco Nakayama Corp.                                                        300                   8,046                  0.0%
     Tsubakimoto Chain Co.                                                      3,000                  23,665                  0.0%
#    Tsugami Corp.                                                              2,000                  10,270                  0.0%
     Tsukuba Bank, Ltd.                                                         2,900                   9,939                  0.0%
     UACJ Corp.                                                                 3,114                  11,472                  0.0%
     Ube Industries, Ltd.                                                      29,000                  44,901                  0.1%
#*   Ulvac, Inc.                                                                1,300                  16,188                  0.0%
     Unicharm Corp.                                                             1,500                  34,880                  0.1%
     Union Tool Co.                                                               600                  15,479                  0.0%
     Unipres Corp.                                                              1,100                  21,890                  0.0%
#    UNY Group Holdings Co., Ltd.                                               3,700                  19,615                  0.0%
*    Usen Corp.                                                                 2,900                   9,114                  0.0%
     Ushio, Inc.                                                                1,700                  17,841                  0.0%
     USS Co., Ltd.                                                              1,500                  23,607                  0.0%
     Valor Co., Ltd.                                                              500                   8,105                  0.0%
#    VT Holdings Co., Ltd.                                                        700                   2,764                  0.0%
     Wacoal Holdings Corp.                                                      2,000                  20,827                  0.0%
#    Wacom Co., Ltd.                                                            2,900                  11,127                  0.0%
     Wakita & Co., Ltd.                                                         1,000                   9,993                  0.0%
     West Japan Railway Co.                                                       500                  23,833                  0.0%
     Xebio Co., Ltd.                                                              700                  10,954                  0.0%
     Yahoo Japan Corp.                                                          5,300                  19,094                  0.0%
#    Yakult Honsha Co., Ltd.                                                      300                  16,614                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
JAPAN -- (Continued)
#    Yamada Denki Co., Ltd.                                                    18,300    $             58,663                  0.1%
     Yamagata Bank, Ltd. (The)                                                  4,000                  18,941                  0.0%
     Yamaguchi Financial Group, Inc.                                            6,000                  57,305                  0.1%
     Yamaha Corp.                                                                 900                  12,336                  0.0%
     Yamaha Motor Co., Ltd.                                                     4,100                  77,563                  0.1%
     Yamanashi Chuo Bank, Ltd. (The)                                            4,000                  18,092                  0.0%
     Yamatane Corp.                                                            11,000                  16,987                  0.0%
     Yamato Holdings Co., Ltd.                                                  1,200                  25,659                  0.0%
     Yamato Kogyo Co., Ltd.                                                       900                  29,155                  0.0%
     Yamazaki Baking Co., Ltd.                                                  2,000                  24,725                  0.0%
#    Yaskawa Electric Corp.                                                     3,100                  40,183                  0.1%
     Yokohama Reito Co., Ltd.                                                   1,900                  14,088                  0.0%
     Yokohama Rubber Co., Ltd. (The)                                            5,000                  45,388                  0.1%
#    Zensho Holdings Co., Ltd.                                                  1,300                  11,801                  0.0%
     Zeon Corp.                                                                 2,000                  18,513                  0.0%
                                                                                         --------------------   ------------------
TOTAL JAPAN                                                                                        20,677,521                 20.6%
                                                                                         --------------------   ------------------
NETHERLANDS -- (2.4%)
     Aalberts Industries NV                                                     2,518                  67,119                  0.1%
     Accell Group                                                                 814                  12,987                  0.0%
     Aegon NV                                                                  13,632                 111,107                  0.1%
#    Akzo Nobel NV                                                              1,910                 127,371                  0.1%
*    AMG Advanced Metallurgical Group NV                                        1,751                  14,460                  0.0%
#*   APERAM                                                                     1,479                  42,554                  0.1%
     Arcadis NV                                                                 1,414                  43,499                  0.1%
#    ArcelorMittal                                                              8,501                 111,873                  0.1%
     ASM International NV                                                         792                  31,738                  0.0%
     ASML Holding NV(B908F01)                                                     154                  15,351                  0.0%
     ASML Holding NV(B929F46)                                                     870                  86,760                  0.1%
     BE Semiconductor Industries NV                                               935                  17,809                  0.0%
     BinckBank NV                                                               1,231                  12,200                  0.0%
     Brunel International NV                                                      272                   6,114                  0.0%
     Corbion NV                                                                   916                  14,809                  0.0%
     Delta Lloyd NV                                                             5,621                 128,121                  0.1%
     Exact Holding NV                                                             330                  12,997                  0.0%
#*   Fiat Chrysler Automobiles NV                                               1,600                  18,336                  0.0%
#    Fugro NV                                                                   1,470                  20,269                  0.0%
#    Gemalto NV                                                                   679                  51,935                  0.1%
*    Grontmij                                                                   1,062                   4,895                  0.0%
*    ING Groep NV                                                               7,270                 104,109                  0.1%
#*   ING Groep NV Sponsored ADR                                                 9,494                 135,954                  0.1%
     KAS Bank NV                                                                   70                     847                  0.0%
     Kendrion NV                                                                  337                   9,408                  0.0%
     Koninklijke Ahold NV                                                      13,614                 228,018                  0.2%
#    Koninklijke BAM Groep NV                                                   8,796                  21,093                  0.0%
     Koninklijke Boskalis Westminster NV                                        1,434                  76,504                  0.1%
     Koninklijke KPN NV                                                        49,734                 163,711                  0.2%
#    Koninklijke Ten Cate NV                                                      905                  20,412                  0.0%
     Koninklijke Vopak NV                                                         984                  49,347                  0.1%
     Koninklijke Wessanen NV                                                    3,571                  22,834                  0.0%
     Nutreco NV                                                                 1,320                  66,115                  0.1%
*    PostNL NV                                                                  9,281                  39,448                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
NETHERLANDS -- (Continued)
     Randstad Holding NV                                                        2,267    $            100,068                  0.1%
     Reed Elsevier NV                                                           2,403                  55,354                  0.1%
     Reed Elsevier NV Sponsored ADR                                               952                  43,802                  0.1%
#*   Royal Imtech NV                                                            2,461                  13,485                  0.0%
*    SBM Offshore NV                                                            4,189                  52,434                  0.1%
     Sligro Food Group NV                                                         627                  23,149                  0.0%
#*   SNS Reaal NV                                                               3,557                      --                  0.0%
*    Telegraaf Media Groep NV                                                     853                   6,650                  0.0%
     TKH Group NV                                                                 877                  26,572                  0.0%
     TNT Express NV                                                             6,592                  38,316                  0.0%
*    TomTom NV                                                                  3,459                  25,127                  0.0%
     Unilever NV(904784709)                                                     2,329                  90,202                  0.1%
     Unilever NV(B12T3J1)                                                       2,259                  87,555                  0.1%
     USG People NV                                                                877                   8,798                  0.0%
     Wolters Kluwer NV                                                          3,664                  97,824                  0.1%
     Ziggo NV                                                                   1,452                  70,957                  0.1%
                                                                                         --------------------   ------------------
TOTAL NETHERLANDS                                                                                   2,630,397                  2.6%
                                                                                         --------------------   ------------------
NEW ZEALAND -- (0.3%)
     Air New Zealand, Ltd.                                                     11,327                  17,932                  0.0%
     Auckland International Airport, Ltd.                                      16,707                  50,507                  0.1%
     Chorus, Ltd.                                                              10,565                  17,527                  0.0%
     Contact Energy, Ltd.                                                       7,971                  38,669                  0.1%
     Fletcher Building, Ltd.                                                    5,203                  35,133                  0.0%
     Infratil, Ltd.                                                            10,572                  23,763                  0.0%
     Kathmandu Holdings, Ltd.                                                   4,918                  12,170                  0.0%
     Mainfreight, Ltd.                                                          1,051                  13,056                  0.0%
     New Zealand Oil & Gas, Ltd.                                                  729                     420                  0.0%
     New Zealand Refining Co., Ltd. (The)                                       4,103                   5,434                  0.0%
     Nuplex Industries, Ltd.                                                    4,883                  12,048                  0.0%
     Port of Tauranga, Ltd.                                                     2,031                  25,958                  0.0%
     Sky Network Television, Ltd.                                               3,260                  16,187                  0.0%
     Spark New Zealand, Ltd.                                                   18,634                  45,985                  0.1%
     TrustPower, Ltd.                                                           2,795                  16,356                  0.0%
*    Xero, Ltd.                                                                     3                      37                  0.0%
                                                                                         --------------------   ------------------
TOTAL NEW ZEALAND                                                                                     331,182                  0.3%
                                                                                         --------------------   ------------------
NORWAY -- (1.0%)
#    Akastor ASA                                                                  784                   2,700                  0.0%
     Aker ASA Class A                                                             482                  11,757                  0.0%
*    Aker Solutions ASA                                                           784                   5,079                  0.0%
#    Atea ASA                                                                   2,400                  26,240                  0.0%
     Austevoll Seafood ASA                                                      1,422                   9,247                  0.0%
     Bakkafrost P/F                                                               327                   7,996                  0.0%
     Bonheur ASA                                                                  128                   1,602                  0.0%
     BW Offshore, Ltd.                                                          7,600                   9,331                  0.0%
*    Det Norske Oljeselskap ASA                                                   799                   5,172                  0.0%
     DNB ASA                                                                    5,149                  94,599                  0.1%
*    DNO ASA                                                                    3,689                   8,938                  0.0%
*    DOF ASA                                                                    1,400                   4,083                  0.0%
     Ekornes ASA                                                                  300                   3,202                  0.0%
     Eltek ASA                                                                  1,600                   2,323                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
NORWAY -- (Continued)
     Evry ASA                                                                   2,789    $              7,033                  0.0%
     Fred Olsen Energy ASA                                                        566                   6,040                  0.0%
#    Gjensidige Forsikring ASA                                                    752                  13,660                  0.0%
#    Golden Ocean Group, Ltd.                                                   2,907                   3,538                  0.0%
*    Hoegh LNG Holdings, Ltd.                                                     100                   1,290                  0.0%
*    Kongsberg Automotive ASA                                                  28,148                  26,934                  0.0%
#    Kongsberg Gruppen A.S.                                                       640                  12,951                  0.0%
#    Kvaerner ASA                                                               6,566                   8,656                  0.0%
     Leroey Seafood Group ASA                                                     851                  32,193                  0.1%
     Marine Harvest ASA                                                         5,000                  70,812                  0.1%
     Norsk Hydro ASA                                                            9,241                  51,740                  0.1%
     Norsk Hydro ASA Sponsored ADR                                              3,400                  19,278                  0.0%
*    Norske Skogindustrier ASA                                                  7,052                   3,759                  0.0%
     Orkla ASA                                                                  3,344                  25,568                  0.0%
#    Petroleum Geo-Services ASA                                                 5,433                  26,985                  0.1%
     Prosafe SE                                                                 3,000                  13,725                  0.0%
#*   REC Silicon ASA                                                           60,049                  24,007                  0.0%
*    REC Solar ASA                                                              1,034                  13,826                  0.0%
     Salmar ASA                                                                   616                  11,098                  0.0%
     Schibsted ASA                                                                342                  18,089                  0.0%
#    Seadrill, Ltd.                                                               818                  18,486                  0.0%
     Sevan Marine ASA                                                             744                   2,430                  0.0%
*    Songa Offshore                                                             1,759                     607                  0.0%
     SpareBank 1 SR Bank ASA                                                    3,295                  28,344                  0.1%
     Statoil ASA                                                                5,324                 121,842                  0.1%
     Statoil ASA Sponsored ADR                                                  3,231                  74,151                  0.1%
     Stolt-Nielsen, Ltd.                                                          218                   3,928                  0.0%
*    Storebrand ASA                                                             9,866                  50,587                  0.1%
     Subsea 7 SA                                                                1,893                  20,371                  0.0%
     Telenor ASA                                                                1,180                  26,534                  0.0%
#    TGS Nopec Geophysical Co. ASA                                                668                  15,583                  0.0%
     Tomra Systems ASA                                                          2,200                  16,481                  0.0%
     Veidekke ASA                                                               1,440                  13,986                  0.0%
     Wilh Wilhelmsen ASA                                                        2,050                  14,924                  0.0%
     Wilh Wilhelmsen Holding ASA Class A                                          350                   9,325                  0.0%
     Yara International ASA                                                       602                  27,645                  0.1%
                                                                                         --------------------   ------------------
TOTAL NORWAY                                                                                        1,028,675                  1.0%
                                                                                         --------------------   ------------------
PORTUGAL -- (0.3%)
     Altri SGPS SA                                                              4,909                  13,726                  0.0%
#*   Banco BPI SA                                                               5,001                   9,796                  0.0%
#*   Banco Comercial Portugues SA                                             790,331                  89,328                  0.1%
*    Banco Espirito Santo SA                                                   30,233                      --                  0.0%
     EDP - Energias de Portugal SA                                              9,374                  40,339                  0.1%
     EDP Renovaveis SA                                                          2,445                  15,897                  0.0%
     Galp Energia SGPS SA                                                       1,753                  25,416                  0.1%
     Jeronimo Martins SGPS SA                                                   1,019                   8,918                  0.0%
     Mota-Engil SGPS SA                                                         2,737                  14,362                  0.0%
     NOS SGPS                                                                   3,274                  18,785                  0.0%
     Portucel SA                                                                3,351                  12,472                  0.0%
#    Portugal Telecom SGPS SA                                                   4,899                   8,024                  0.0%
#    Portugal Telecom SGPS SA Sponsored ADR                                     2,949                   4,807                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
PORTUGAL -- (Continued)
     REN - Redes Energeticas Nacionais SGPS SA                                  3,580    $             11,097                  0.0%
     Semapa-Sociedade de Investimento e Gestao                                    897                  10,854                  0.0%
*    Sonae Industria SGPS SA                                                    1,680                     378                  0.0%
     Sonae SGPS SA                                                             13,955                  18,717                  0.0%
                                                                                         --------------------   ------------------
TOTAL PORTUGAL                                                                                        302,916                  0.3%
                                                                                         --------------------   ------------------
SINGAPORE -- (1.5%)
     Boustead Singapore, Ltd.                                                  16,000                  22,890                  0.0%
*    Broadway Industrial Group, Ltd.                                            3,400                     533                  0.0%
     Bukit Sembawang Estates, Ltd.                                              2,000                   8,268                  0.0%
     CapitaLand, Ltd.                                                          34,000                  83,943                  0.1%
     City Developments, Ltd.                                                    3,000                  22,080                  0.0%
     Cityspring Infrastructure Trust                                           17,000                   6,756                  0.0%
     ComfortDelGro Corp., Ltd.                                                  6,000                  12,336                  0.0%
     Cosco Corp. Singapore, Ltd.                                               14,000                   6,490                  0.0%
     CSE Global, Ltd.                                                          19,000                   9,982                  0.0%
     CWT, Ltd.                                                                  9,000                  11,320                  0.0%
     DBS Group Holdings, Ltd.                                                  10,453                 150,371                  0.2%
*    Delong Holdings, Ltd.                                                     10,000                   1,592                  0.0%
#    Ezion Holdings, Ltd.                                                      24,480                  28,827                  0.0%
     Ezra Holdings, Ltd.                                                       34,600                  21,986                  0.0%
     Far East Orchard, Ltd.                                                     8,000                  10,807                  0.0%
     First Resources, Ltd.                                                     12,000                  19,441                  0.0%
     Global Logistic Properties, Ltd.                                          10,000                  21,430                  0.0%
     Golden Agri-Resources, Ltd.                                              121,000                  49,035                  0.1%
     GuocoLand, Ltd.                                                           12,000                  17,820                  0.0%
     GuocoLeisure, Ltd.                                                        19,000                  13,618                  0.0%
     Hongkong Land Holdings, Ltd.                                               3,000                  20,922                  0.0%
     Hutchison Port Holdings Trust                                             50,000                  33,761                  0.1%
#    Hyflux, Ltd.                                                              14,000                  11,016                  0.0%
     Indofood Agri Resources, Ltd.                                              6,000                   3,904                  0.0%
     Keppel Corp., Ltd.                                                         6,300                  46,199                  0.1%
     Keppel Infrastructure Trust                                                  600                     491                  0.0%
     Keppel Land, Ltd.                                                         11,000                  28,623                  0.0%
     Keppel Telecommunications & Transportation, Ltd.                           6,000                   8,085                  0.0%
#*   Linc Energy, Ltd.                                                          3,880                   3,131                  0.0%
     M1, Ltd.                                                                   7,000                  19,015                  0.0%
     Midas Holdings, Ltd.                                                      30,000                   7,594                  0.0%
#*   Neptune Orient Lines, Ltd.                                                19,250                  12,522                  0.0%
     Noble Group, Ltd.                                                         70,000                  65,160                  0.1%
     OUE, Ltd.                                                                  5,000                   8,220                  0.0%
     Oversea-Chinese Banking Corp., Ltd.                                       11,805                  90,935                  0.1%
     Raffles Education Corp., Ltd.                                              6,127                   1,624                  0.0%
*    S I2I, Ltd.                                                              492,000                   1,723                  0.0%
     SATS, Ltd.                                                                 6,278                  15,151                  0.0%
     SembCorp Industries, Ltd.                                                  9,000                  34,048                  0.1%
#    SembCorp Marine, Ltd.                                                      4,400                  12,465                  0.0%
     Sinarmas Land, Ltd.                                                       33,000                  15,678                  0.0%
     Singapore Airlines, Ltd.                                                   6,600                  50,864                  0.1%
     Singapore Exchange, Ltd.                                                   6,000                  32,698                  0.0%
     Singapore Post, Ltd.                                                      14,000                  21,488                  0.0%
#    Singapore Press Holdings, Ltd.                                             6,000                  19,999                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
SINGAPORE -- (Continued)
     Singapore Technologies Engineering, Ltd.                                   9,000    $             26,276                  0.0%
     Singapore Telecommunications, Ltd.                                        22,000                  64,752                  0.1%
*    Sino Grandness Food Industry Group, Ltd.                                  46,000                  15,401                  0.0%
     SMRT Corp., Ltd.                                                          15,000                  17,405                  0.0%
     Stamford Land Corp., Ltd.                                                  9,000                   3,889                  0.0%
     Swiber Holdings, Ltd.                                                      3,000                     921                  0.0%
     Tat Hong Holdings, Ltd.                                                   10,000                   6,115                  0.0%
     Triyards holdings, Ltd.                                                      960                     496                  0.0%
     United Engineers, Ltd.                                                    12,000                  26,821                  0.0%
     United Industrial Corp., Ltd.                                             15,000                  39,027                  0.1%
     United Overseas Bank, Ltd.                                                 6,275                 112,421                  0.1%
     UOB-Kay Hian Holdings, Ltd.                                               12,000                  14,293                  0.0%
     UOL Group, Ltd.                                                            9,289                  46,656                  0.1%
*    Vard Holdings, Ltd.                                                       41,000                  21,925                  0.0%
     Venture Corp., Ltd.                                                        7,000                  42,164                  0.1%
     Wilmar International, Ltd.                                                18,000                  44,868                  0.1%
     Wing Tai Holdings, Ltd.                                                   10,000                  13,933                  0.0%
     Yeo Hiap Seng, Ltd.                                                        1,767                   2,641                  0.0%
     Yongnam Holdings, Ltd.                                                    83,000                  14,885                  0.0%
                                                                                         --------------------   ------------------
TOTAL SINGAPORE                                                                                     1,599,730                  1.6%
                                                                                         --------------------   ------------------
SPAIN -- (3.0%)
     Abengoa SA                                                                   517                   2,291                  0.0%
     Abengoa SA Class B                                                         6,174                  26,095                  0.0%
     Abertis Infraestructuras SA                                                2,011                  41,934                  0.0%
*    Acciona SA                                                                   500                  34,944                  0.0%
     Acerinox SA                                                                2,857                  42,518                  0.0%
     ACS Actividades de Construccion y Servicios SA                             1,203                  44,638                  0.1%
     Amadeus IT Holding SA Class A                                              2,255                  82,966                  0.1%
     Atresmedia Corp de Medios de Comunicacion SA                               1,085                  15,922                  0.0%
     Banco Bilbao Vizcaya Argentaria SA                                        16,034                 179,339                  0.2%
     Banco Bilbao Vizcaya Argentaria SA Sponsored ADR                          11,248                 125,526                  0.1%
     Banco de Sabadell SA                                                      60,257                 174,217                  0.2%
     Banco Popular Espanol SA                                                  19,701                 113,167                  0.1%
     Banco Santander SA                                                        28,962                 255,897                  0.3%
#    Banco Santander SA Sponsored ADR                                          37,087                 325,253                  0.3%
*    Bankia SA                                                                  8,460                  15,172                  0.0%
     Bankinter SA                                                              11,695                  96,747                  0.1%
     Bolsas y Mercados Espanoles SA                                             1,498                  56,994                  0.1%
     CaixaBank SA                                                              11,486                  62,773                  0.1%
*    Cementos Portland Valderrivas SA                                             228                   1,216                  0.0%
     Cie Automotive SA                                                            590                   8,004                  0.0%
     Construcciones y Auxiliar de Ferrocarriles SA                                 22                   7,325                  0.0%
*    Deoleo SA                                                                  3,188                   1,479                  0.0%
     Distribuidora Internacional de Alimentacion SA                             6,674                  42,405                  0.0%
     Duro Felguera SA                                                           2,644                  11,976                  0.0%
     Ebro Foods SA                                                                994                  17,792                  0.0%
     Elecnor SA                                                                   157                   1,751                  0.0%
     Enagas SA                                                                  2,634                  88,396                  0.1%
     Ence Energia y Celulosa SA                                                 3,405                   7,375                  0.0%
     Ferrovial SA                                                               1,452                  29,686                  0.0%
*    Fomento de Construcciones y Contratas SA                                   1,348                  24,799                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
SPAIN -- (Continued)
*    Gamesa Corp. Tecnologica SA                                                6,353    $             62,723                  0.1%
     Gas Natural SDG SA                                                         1,964                  56,714                  0.1%
     Grupo Catalana Occidente SA                                                  923                  27,848                  0.0%
#*   Grupo Ezentis SA                                                           5,854                   5,280                  0.0%
     Iberdrola SA                                                              42,526                 301,038                  0.3%
     Inditex SA                                                                 1,735                  48,811                  0.1%
     Indra Sistemas SA                                                          2,869                  31,695                  0.0%
*    Jazztel P.L.C.                                                             3,797                  60,705                  0.1%
     Mapfre SA                                                                  5,877                  20,153                  0.0%
*    Mediaset Espana Comunicacion SA                                            4,163                  52,264                  0.1%
     Melia Hotels International SA                                                953                   9,533                  0.0%
*    NH Hotel Group SA                                                          2,275                  10,388                  0.0%
     Obrascon Huarte Lain SA                                                      753                  22,014                  0.0%
     Papeles y Cartones de Europa SA                                            1,484                   7,751                  0.0%
*    Pescanova SA                                                                 468                      --                  0.0%
*    Promotora de Informaciones SA Class A                                     28,996                   8,201                  0.0%
*    Realia Business SA                                                        10,596                  15,451                  0.0%
     Red Electrica Corp. SA                                                       667                  58,283                  0.1%
     Repsol SA                                                                  3,518                  78,614                  0.1%
     Repsol SA Sponsored ADR                                                    2,466                  55,263                  0.1%
*    Sacyr SA                                                                   7,182                  31,558                  0.0%
     Tecnicas Reunidas SA                                                         630                  31,036                  0.0%
     Telefonica SA                                                              5,632                  84,749                  0.1%
     Telefonica SA Sponsored ADR                                                5,849                  87,618                  0.1%
     Tubacex SA                                                                 1,844                   7,842                  0.0%
     Tubos Reunidos SA                                                          4,346                  12,730                  0.0%
     Vidrala SA                                                                   371                  14,739                  0.0%
     Viscofan SA                                                                  735                  43,218                  0.1%
     Zardoya Otis SA                                                            2,825                  32,935                  0.0%
                                                                                         --------------------   ------------------
TOTAL SPAIN                                                                                         3,217,751                  3.2%
                                                                                         --------------------   ------------------
SWEDEN -- (2.8%)
     AAK AB                                                                       500                  27,119                  0.0%
     AF AB Class B                                                              1,570                  23,793                  0.0%
     Alfa Laval AB                                                              2,007                  41,372                  0.1%
     Assa Abloy AB Class B                                                        593                  31,479                  0.0%
     Atlas Copco AB Class A                                                     1,384                  40,089                  0.1%
     Atlas Copco AB Class B                                                       777                  20,581                  0.0%
     Axfood AB                                                                    350                  21,537                  0.0%
#    Axis Communications AB                                                       730                  19,955                  0.0%
     B&B Tools AB Class B                                                         600                  11,248                  0.0%
     Beijer Alma AB                                                               381                   8,866                  0.0%
     Bilia AB Class A                                                             779                  22,113                  0.0%
     BillerudKorsnas AB                                                         3,418                  49,854                  0.1%
     Boliden AB                                                                 5,232                  86,471                  0.1%
     Byggmax Group AB                                                           1,675                  10,395                  0.0%
     Castellum AB                                                               2,708                  41,527                  0.1%
     Clas Ohlson AB Class B                                                       566                   9,754                  0.0%
     Concentric AB                                                              1,052                  12,872                  0.0%
     Duni AB                                                                    1,648                  23,497                  0.0%
     Electrolux AB Series B                                                     1,570                  44,486                  0.1%
#*   Eniro AB                                                                   3,302                   3,634                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
SWEDEN -- (Continued)
     Fabege AB                                                                  1,782    $             22,875                  0.0%
     Haldex AB                                                                  2,000                  24,546                  0.0%
     Hennes & Mauritz AB Class B                                                2,149                  85,744                  0.1%
     Hexagon AB Class B                                                         1,041                  35,129                  0.1%
     Hexpol AB                                                                    484                  42,881                  0.1%
     HIQ International AB                                                       1,637                   8,857                  0.0%
     Holmen AB Class B                                                            995                  32,932                  0.0%
     Husqvarna AB Class A                                                         841                   6,234                  0.0%
     Husqvarna AB Class B                                                      10,700                  79,888                  0.1%
     ICA Gruppen AB                                                               746                  29,870                  0.0%
     Industrial & Financial Systems Class B                                       854                  26,592                  0.0%
     Indutrade AB                                                                 472                  19,060                  0.0%
     Intrum Justitia AB                                                           931                  27,727                  0.0%
     JM AB                                                                      1,200                  38,787                  0.1%
*    KappAhl AB                                                                 3,182                  17,638                  0.0%
*    Lindab International AB                                                    1,863                  17,129                  0.0%
     Loomis AB Class B                                                          1,195                  32,921                  0.0%
*    Lundin Petroleum AB                                                        2,484                  35,110                  0.0%
     Mekonomen AB                                                                 827                  17,444                  0.0%
     Millicom International Cellular SA                                           425                  34,687                  0.0%
     Modern Times Group AB Class B                                                763                  23,589                  0.0%
#    NCC AB Class B                                                             1,600                  47,064                  0.1%
     New Wave Group AB Class B                                                  1,962                   9,026                  0.0%
     Nibe Industrier AB Class B                                                 1,769                  46,957                  0.1%
     Nobia AB                                                                   4,200                  34,141                  0.0%
     Nordea Bank AB                                                            16,245                 208,939                  0.2%
     Nordnet AB Class B                                                         1,809                   6,384                  0.0%
*    PA Resources AB                                                               48                      18                  0.0%
     Peab AB                                                                    4,058                  27,550                  0.0%
#    Ratos AB Class B                                                           5,146                  34,538                  0.0%
     Saab AB Class B                                                            1,066                  28,790                  0.0%
     Sandvik AB                                                                 8,049                  88,419                  0.1%
     Securitas AB Class B                                                       6,521                  72,159                  0.1%
     Skandinaviska Enskilda Banken AB Class A                                   5,722                  73,495                  0.1%
     Skanska AB Class B                                                         4,441                  90,527                  0.1%
     SKF AB Class A                                                               582                  11,697                  0.0%
     SKF AB Class B                                                             2,554                  51,227                  0.1%
     SkiStar AB                                                                   883                  10,111                  0.0%
#*   SSAB AB Class A(B17H0S8)                                                   6,154                  44,656                  0.1%
*    SSAB AB Class A(BPRBWK4)                                                     604                   4,292                  0.0%
*    SSAB AB Class B(B17H3F6)                                                   4,334                  27,757                  0.0%
*    SSAB AB Class B(BPRBWM6)                                                   1,541                   9,966                  0.0%
     Svenska Cellulosa AB Class A                                                 306                   6,875                  0.0%
     Svenska Cellulosa AB Class B                                               5,296                 118,665                  0.1%
     Svenska Handelsbanken AB Class A                                           1,538                  73,524                  0.1%
     Swedbank AB Class A                                                        3,015                  79,899                  0.1%
     Tele2 AB Class B                                                           6,791                  86,284                  0.1%
     Telefonaktiebolaget LM Ericsson Class A                                      436                   4,856                  0.0%
     Telefonaktiebolaget LM Ericsson Class B                                    3,149                  37,210                  0.1%
     Telefonaktiebolaget LM Ericsson Sponsored ADR                              6,821                  80,761                  0.1%
     TeliaSonera AB                                                            15,758                 109,120                  0.1%
     Trelleborg AB Class B                                                      5,898                 100,976                  0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
SWEDEN -- (Continued)
     Volvo AB Class A                                                           1,258    $             14,663                  0.0%
     Volvo AB Class B                                                           7,101                  81,949                  0.1%
#    Wallenstam AB Class B                                                      1,976                  29,813                  0.0%
     Wihlborgs Fastigheter AB                                                   1,441                  25,273                  0.0%
                                                                                         --------------------   ------------------
TOTAL SWEDEN                                                                                        2,987,863                  3.0%
                                                                                         --------------------   ------------------
SWITZERLAND -- (4.7%)
     ABB, Ltd.                                                                 13,615                 298,695                  0.3%
#    ABB, Ltd. Sponsored ADR                                                    4,791                 105,115                  0.1%
     Adecco SA                                                                  1,572                 106,553                  0.1%
#    AFG Arbonia-Forster Holding AG                                               555                  13,547                  0.0%
     Allreal Holding AG                                                           202                  26,738                  0.0%
     Alpiq Holding AG                                                              27                   2,716                  0.0%
     ams AG                                                                     2,015                  72,256                  0.1%
     Aryzta AG                                                                  1,800                 153,543                  0.2%
     Autoneum Holding AG                                                          124                  20,663                  0.0%
     Baloise Holding AG                                                           826                 103,981                  0.1%
     Bank Coop AG                                                                  87                   3,842                  0.0%
     Banque Cantonale Vaudoise                                                     54                  28,921                  0.0%
     Barry Callebaut AG                                                            13                  13,644                  0.0%
     Belimo Holding AG                                                              7                  17,374                  0.0%
     Bell AG                                                                        2                   4,617                  0.0%
     Berner Kantonalbank AG                                                       107                  19,997                  0.0%
     BKW AG                                                                       158                   4,754                  0.0%
     Bobst Group SA                                                               277                  12,056                  0.0%
     Bucher Industries AG                                                         173                  43,944                  0.1%
     Burckhardt Compression Holding AG                                             52                  22,279                  0.0%
     Burkhalter Holding AG                                                        272                  23,045                  0.0%
     Cie Financiere Richemont SA                                                1,521                 128,241                  0.1%
     Clariant AG                                                                5,437                  94,838                  0.1%
*    Coca-Cola HBC AG ADR                                                         810                  17,595                  0.0%
     Credit Suisse Group AG                                                     5,994                 159,703                  0.2%
     Daetwyler Holding AG                                                         116                  14,707                  0.0%
     DKSH Holding AG                                                               86                   6,359                  0.0%
*    Dufry AG                                                                     515                  74,248                  0.1%
     EFG International AG                                                       1,159                  12,050                  0.0%
     Emmi AG                                                                       98                  34,639                  0.1%
     EMS-Chemie Holding AG                                                         77                  27,730                  0.0%
     Energiedienst Holding AG                                                     604                  19,779                  0.0%
     Flughafen Zuerich AG                                                          90                  57,350                  0.1%
     Forbo Holding AG                                                              27                  28,046                  0.0%
     GAM Holding AG                                                             4,085                  69,763                  0.1%
     Gategroup Holding AG                                                         383                   8,630                  0.0%
     Geberit AG                                                                   144                  49,152                  0.1%
     Georg Fischer AG                                                              69                  39,853                  0.1%
     Givaudan SA                                                                   54                  90,179                  0.1%
#    Gurit Holding AG                                                              16                   6,701                  0.0%
     Helvetia Holding AG                                                          138                  65,621                  0.1%
     Holcim, Ltd.                                                               1,665                 118,173                  0.1%
     Huber & Suhner AG                                                            120                   5,919                  0.0%
     Implenia AG                                                                  250                  13,479                  0.0%
     Interroll Holding AG                                                          14                   7,961                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
SWITZERLAND -- (Continued)
     Intershop Holdings AG                                                         34    $             12,548                  0.0%
     Julius Baer Group, Ltd.                                                    1,362                  59,707                  0.1%
     Kaba Holding AG Class B                                                       37                  17,641                  0.0%
     Kardex AG                                                                    238                  10,767                  0.0%
     Komax Holding AG                                                             112                  16,503                  0.0%
     Kudelski SA                                                                1,531                  19,526                  0.0%
     Kuehne + Nagel International AG                                              127                  16,552                  0.0%
     Kuoni Reisen Holding AG                                                      105                  28,625                  0.0%
     Liechtensteinische Landesbank AG                                              96                   3,853                  0.0%
     Logitech International SA                                                  1,706                  24,153                  0.0%
     Luzerner Kantonalbank AG                                                      70                  25,319                  0.0%
     Metall Zug AG                                                                 10                  24,657                  0.0%
#*   Meyer Burger Technology AG                                                 1,488                  12,552                  0.0%
     Micronas Semiconductor Holding AG                                            845                   5,653                  0.0%
     Mobimo Holding AG                                                            102                  20,105                  0.0%
     Nestle SA                                                                 13,196                 967,717                  1.0%
     OC Oerlikon Corp. AG                                                       3,935                  49,790                  0.1%
*    Orascom Development Holding AG                                               828                  14,454                  0.0%
#*   Orell Fuessli Holding AG                                                      31                   2,999                  0.0%
     Panalpina Welttransport Holding AG                                           158                  20,468                  0.0%
     Partners Group Holding AG                                                    205                  54,553                  0.1%
     Rieter Holding AG                                                             89                  16,436                  0.0%
     Romande Energie Holding SA                                                     7                   7,778                  0.0%
     Schindler Holding AG                                                          52                   7,040                  0.0%
*    Schmolz + Bickenbach AG                                                    7,007                   8,461                  0.0%
     Schweiter Technologies AG                                                     17                  12,175                  0.0%
     SGS SA                                                                        17                  37,375                  0.1%
     Sika AG                                                                       18                  64,343                  0.1%
     St Galler Kantonalbank AG                                                     45                  16,275                  0.0%
     Sulzer AG                                                                    460                  52,430                  0.1%
     Swatch Group AG (The)(7184725)                                               248                 117,642                  0.1%
     Swatch Group AG (The)(7184736)                                               611                  51,692                  0.1%
     Swiss Life Holding AG                                                        551                 126,422                  0.1%
     Swiss Re AG                                                                1,081                  87,411                  0.1%
     Swisscom AG                                                                  156                  91,965                  0.1%
*    Swisslog Holding AG                                                       12,929                  18,024                  0.0%
     Syngenta AG                                                                  283                  87,520                  0.1%
     Syngenta AG ADR                                                              700                  43,400                  0.1%
     Temenos Group AG                                                             726                  25,347                  0.0%
     U-Blox AG                                                                    187                  25,279                  0.0%
     UBS AG(B18YFJ4)                                                            6,553                 113,944                  0.1%
     UBS AG(H89231338)                                                          8,192                 142,377                  0.2%
     Valiant Holding AG                                                           297                  25,977                  0.0%
     Valora Holding AG                                                             83                  17,192                  0.0%
     Vaudoise Assurances Holding SA Class B                                        16                   6,997                  0.0%
     Vetropack Holding AG                                                           1                   1,707                  0.0%
#*   Von Roll Holding AG                                                        3,134                   4,527                  0.0%
     Vontobel Holding AG                                                          600                  21,808                  0.0%
     Zehnder Group AG                                                             360                  14,153                  0.0%
     Zug Estates Holding AG                                                         2                   2,425                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
SWITZERLAND -- (Continued)
     Zurich Insurance Group AG                                                    632    $            191,261                  0.2%
                                                                                         --------------------   ------------------
TOTAL SWITZERLAND                                                                                   5,096,521                  5.1%
                                                                                         --------------------   ------------------
UNITED KINGDOM -- (18.6%)
     Aberdeen Asset Management P.L.C.                                          14,483                 100,724                  0.1%
     Admiral Group P.L.C.                                                       2,727                  58,350                  0.1%
*    Afren P.L.C.                                                              28,429                  35,052                  0.0%
     African Barrick Gold P.L.C.                                                  948                   3,123                  0.0%
*    Aga Rangemaster Group P.L.C.                                               1,374                   3,213                  0.0%
     Aggreko P.L.C.                                                             5,691                 138,853                  0.1%
     Alent P.L.C.                                                               5,615                  30,147                  0.0%
     AMEC P.L.C.                                                                6,221                 103,730                  0.1%
     Amlin P.L.C.                                                              11,811                  86,203                  0.1%
     Anglo American P.L.C.                                                     13,745                 290,206                  0.3%
     Anglo Pacific Group P.L.C.                                                 2,760                   5,847                  0.0%
     Anite P.L.C.                                                               6,078                   8,493                  0.0%
     Antofagasta P.L.C.                                                         6,377                  71,816                  0.1%
     ARM Holdings P.L.C. Sponsored ADR                                          1,380                  58,940                  0.1%
     Ashmore Group P.L.C.                                                      10,342                  52,810                  0.1%
     Ashtead Group P.L.C.                                                      11,656                 195,287                  0.2%
     Associated British Foods P.L.C.                                              626                  27,626                  0.0%
     Aveva Group P.L.C.                                                           701                  17,201                  0.0%
     Aviva P.L.C.                                                              26,079                 218,131                  0.2%
     Aviva P.L.C. Sponsored ADR                                                   775                  12,904                  0.0%
     Babcock International Group P.L.C.                                         6,734                 118,189                  0.1%
     BAE Systems P.L.C.                                                        23,603                 173,819                  0.2%
     Balfour Beatty P.L.C.                                                     11,524                  28,471                  0.0%
     Bank of Georgia Holdings P.L.C.                                              560                  22,967                  0.0%
     Barclays P.L.C. Sponsored ADR                                             17,636                 271,594                  0.3%
     Barratt Developments P.L.C.                                               18,794                 126,340                  0.1%
     BBA Aviation P.L.C.                                                        7,009                  39,676                  0.0%
     Beazley P.L.C.                                                            16,162                  67,884                  0.1%
     Bellway P.L.C.                                                             2,547                  71,446                  0.1%
     Berendsen P.L.C.                                                           5,958                  96,478                  0.1%
     Berkeley Group Holdings P.L.C.                                             2,385                  87,223                  0.1%
     BG Group P.L.C.                                                           20,371                 339,504                  0.3%
     BG Group P.L.C. Sponsored ADR                                              7,000                 117,810                  0.1%
#    BHP Billiton P.L.C. ADR                                                    4,664                 242,715                  0.3%
     Bodycote P.L.C.                                                            4,401                  44,048                  0.1%
     Booker Group P.L.C.                                                       14,954                  33,607                  0.0%
     Bovis Homes Group P.L.C.                                                   3,407                  46,012                  0.1%
     BP P.L.C. Sponsored ADR                                                   19,778                 859,552                  0.9%
     Brewin Dolphin Holdings P.L.C.                                             8,248                  37,562                  0.0%
     British Polythene Industries P.L.C.                                          199                   2,061                  0.0%
     British Sky Broadcasting Group P.L.C.                                      2,707                  38,364                  0.0%
     British Sky Broadcasting Group P.L.C. Sponsored ADR                          650                  36,965                  0.0%
     Britvic P.L.C.                                                             5,064                  55,213                  0.1%
     BT Group P.L.C.                                                            2,000                  11,791                  0.0%
     BT Group P.L.C. Sponsored ADR                                              1,800                 106,200                  0.1%
     Bunzl P.L.C.                                                               2,322                  63,055                  0.1%
     Burberry Group P.L.C.                                                      2,384                  58,583                  0.1%
     Cable & Wireless Communications P.L.C.                                    77,419                  59,827                  0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
UNITED KINGDOM -- (Continued)
     Cape P.L.C.                                                                2,763    $             11,953                  0.0%
     Capita P.L.C.                                                              3,947                  69,396                  0.1%
     Carillion P.L.C.                                                          11,571                  61,646                  0.1%
     Carnival P.L.C. ADR                                                          808                  32,191                  0.0%
     Catlin Group, Ltd.                                                        10,223                  87,824                  0.1%
     Centamin P.L.C.                                                            1,892                   1,549                  0.0%
     Centrica P.L.C.                                                           46,318                 224,641                  0.2%
     Chemring Group P.L.C.                                                      6,635                  25,895                  0.0%
     Chesnara P.L.C.                                                            3,877                  21,354                  0.0%
     Cineworld Group P.L.C.                                                     6,417                  34,400                  0.0%
     Clarkson P.L.C.                                                              451                  16,229                  0.0%
     Close Brothers Group P.L.C.                                                2,370                  55,617                  0.1%
     Cobham P.L.C.                                                             19,869                  92,683                  0.1%
     Coca-Cola HBC AG                                                             765                  16,688                  0.0%
*    Colt Group SA                                                             10,617                  23,392                  0.0%
     Compass Group P.L.C.                                                       6,664                 107,561                  0.1%
     Computacenter P.L.C.                                                       2,953                  29,203                  0.0%
     Connect Group P.L.C.                                                       2,892                   8,153                  0.0%
     Cranswick P.L.C.                                                             855                  19,412                  0.0%
     Croda International P.L.C.                                                 2,298                  84,489                  0.1%
     CSR P.L.C.                                                                 4,055                  54,496                  0.1%
     Daily Mail & General Trust P.L.C.                                          4,069                  51,487                  0.1%
     Dairy Crest Group P.L.C.                                                   3,272                  21,857                  0.0%
     Darty P.L.C.                                                              14,446                  17,558                  0.0%
     DCC P.L.C.                                                                 1,532                  85,854                  0.1%
     De La Rue P.L.C.                                                           2,442                  20,449                  0.0%
     Debenhams P.L.C.                                                          22,081                  22,926                  0.0%
     Development Securities P.L.C.                                              8,967                  30,377                  0.0%
     Devro P.L.C.                                                               5,357                  23,357                  0.0%
     Dignity P.L.C.                                                               535                  13,446                  0.0%
     Diploma P.L.C.                                                             2,852                  31,738                  0.0%
     Direct Line Insurance Group P.L.C.                                         5,250                  23,224                  0.0%
     Dixons Carphone P.L.C.                                                     9,752                  61,923                  0.1%
     Domino Printing Sciences P.L.C.                                            2,941                  28,444                  0.0%
     Drax Group P.L.C.                                                          6,750                  64,226                  0.1%
     DS Smith P.L.C.                                                           16,910                  71,821                  0.1%
     Dunelm Group P.L.C.                                                          996                  13,435                  0.0%
     E2V Technologies P.L.C.                                                    3,334                   8,553                  0.0%
     easyJet P.L.C.                                                             2,947                  70,815                  0.1%
     Electrocomponents P.L.C.                                                   6,138                  22,570                  0.0%
     Elementis P.L.C.                                                          10,690                  45,274                  0.1%
*    EnQuest P.L.C.                                                            22,302                  24,803                  0.0%
*    Enterprise Inns P.L.C.                                                    21,041                  43,107                  0.1%
     Essentra P.L.C.                                                            4,670                  51,418                  0.1%
     Euromoney Institutional Investor P.L.C.                                      183                   3,083                  0.0%
     Evraz P.L.C.                                                               3,308                   6,857                  0.0%
     Experian P.L.C.                                                            6,398                  96,201                  0.1%
     Fenner P.L.C.                                                              7,156                  35,417                  0.0%
     Fidessa Group P.L.C.                                                         721                  27,008                  0.0%
*    Findel P.L.C.                                                                841                   3,553                  0.0%
*    Firstgroup P.L.C.                                                         31,411                  56,606                  0.1%
     Friends Life Group, Ltd.                                                  35,580                 184,519                  0.2%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
UNITED KINGDOM -- (Continued)
     G4S P.L.C.                                                                34,716    $            142,101                  0.2%
     Galliford Try P.L.C.                                                       1,931                  37,793                  0.0%
*    Gem Diamonds, Ltd.                                                         2,700                   6,718                  0.0%
     GKN P.L.C.                                                                29,585                 151,177                  0.2%
     Glencore P.L.C.                                                           41,242                 211,597                  0.2%
     Go-Ahead Group P.L.C.                                                        487                  19,175                  0.0%
     Grafton Group P.L.C.                                                       4,956                  50,310                  0.1%
     Greencore Group P.L.C.                                                    15,232                  63,914                  0.1%
     Greggs P.L.C.                                                              2,642                  25,627                  0.0%
     Halfords Group P.L.C.                                                      7,465                  59,259                  0.1%
     Hargreaves Lansdown P.L.C.                                                 2,141                  34,115                  0.0%
     Hays P.L.C.                                                               23,736                  46,879                  0.1%
     Helical Bar P.L.C.                                                         3,459                  19,391                  0.0%
     Henderson Group P.L.C.                                                    19,149                  64,488                  0.1%
     Hill & Smith Holdings P.L.C.                                               3,928                  35,688                  0.0%
     Hilton Food Group P.L.C.                                                   1,352                   8,105                  0.0%
     Hiscox, Ltd.                                                               7,199                  78,518                  0.1%
     Home Retail Group P.L.C.                                                  24,821                  72,838                  0.1%
     Homeserve P.L.C.                                                           6,831                  37,742                  0.0%
     Howden Joinery Group P.L.C.                                               13,731                  75,337                  0.1%
     HSBC Holdings P.L.C. Sponsored ADR                                        18,918                 965,196                  1.0%
     Hunting P.L.C.                                                             2,655                  31,273                  0.0%
     Huntsworth P.L.C.                                                          9,410                   6,693                  0.0%
     ICAP P.L.C.                                                               12,772                  85,747                  0.1%
     IG Group Holdings P.L.C.                                                   9,898                  95,392                  0.1%
*    Imagination Technologies Group P.L.C.                                      4,772                  14,597                  0.0%
     IMI P.L.C.                                                                 3,323                  65,081                  0.1%
     Inchcape P.L.C.                                                            9,922                 110,534                  0.1%
     Informa P.L.C.                                                            15,800                 121,808                  0.1%
     Inmarsat P.L.C.                                                            5,644                  61,970                  0.1%
     Innovation Group P.L.C.                                                   35,464                  15,349                  0.0%
     InterContinental Hotels Group P.L.C. ADR                                   1,378                  52,383                  0.1%
*    International Consolidated Airlines Group SA                              16,037                 105,202                  0.1%
     Interserve P.L.C.                                                          2,216                  22,498                  0.0%
     Intertek Group P.L.C.                                                      1,135                  49,470                  0.1%
     Investec P.L.C.                                                           12,086                 110,822                  0.1%
     ITV P.L.C.                                                                22,994                  74,700                  0.1%
     J D Wetherspoon P.L.C.                                                     1,890                  25,553                  0.0%
#    J Sainsbury P.L.C.                                                        17,515                  69,001                  0.1%
     James Fisher & Sons P.L.C.                                                   588                  12,259                  0.0%
     Jardine Lloyd Thompson Group P.L.C.                                        1,972                  30,067                  0.0%
     JD Sports Fashion P.L.C.                                                   1,956                  14,465                  0.0%
*    JKX Oil & Gas P.L.C.                                                       3,242                   1,976                  0.0%
     John Menzies P.L.C.                                                          319                   2,531                  0.0%
     John Wood Group P.L.C.                                                     5,971                  63,353                  0.1%
     Johnson Matthey P.L.C.                                                     1,902                  90,791                  0.1%
*    Johnston Press P.L.C.                                                      9,724                     538                  0.0%
     Jupiter Fund Management P.L.C.                                             4,951                  28,393                  0.0%
*    Kazakhmys P.L.C.                                                           3,030                  11,179                  0.0%
     Kcom Group P.L.C.                                                          8,494                  12,647                  0.0%
     Keller Group P.L.C.                                                        1,423                  19,014                  0.0%
     Kier Group P.L.C.                                                            385                   9,182                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
UNITED KINGDOM -- (Continued)
     Kingfisher P.L.C.                                                         11,855    $             57,431                  0.1%
     Laird P.L.C.                                                               6,889                  34,772                  0.0%
*    Lamprell P.L.C.                                                            3,344                   7,847                  0.0%
     Lancashire Holdings, Ltd.                                                  2,958                  31,706                  0.0%
     Legal & General Group P.L.C.                                              23,323                  86,442                  0.1%
*    Lloyds Banking Group P.L.C.                                               26,361                  32,553                  0.0%
*    Lloyds Banking Group P.L.C. ADR                                           71,132                 349,969                  0.4%
     London Stock Exchange Group P.L.C.                                         3,268                 105,547                  0.1%
#*   Lonmin P.L.C.                                                             13,958                  39,125                  0.0%
     Lookers P.L.C.                                                             4,741                  10,544                  0.0%
     Low & Bonar P.L.C.                                                         7,100                   6,299                  0.0%
     Man Group P.L.C.                                                          41,451                  82,188                  0.1%
     Marks & Spencer Group P.L.C.                                              10,233                  66,635                  0.1%
     Marshalls P.L.C.                                                           2,962                   9,452                  0.0%
     McBride P.L.C.                                                             5,164                   6,568                  0.0%
     Mears Group P.L.C.                                                         3,694                  26,099                  0.0%
     Meggitt P.L.C.                                                            17,800                 128,577                  0.1%
     Melrose Industries P.L.C.                                                 22,787                  93,657                  0.1%
     Michael Page International P.L.C.                                          4,900                  30,552                  0.0%
     Micro Focus International P.L.C.                                           2,168                  34,539                  0.0%
     Millennium & Copthorne Hotels P.L.C.                                       4,587                  41,844                  0.0%
*    Mitchells & Butlers P.L.C.                                                 4,465                  27,177                  0.0%
     Mitie Group P.L.C.                                                        12,872                  62,104                  0.1%
     Mondi P.L.C.                                                               6,454                 109,076                  0.1%
     Moneysupermarket.com Group P.L.C.                                          1,933                   6,210                  0.0%
     Morgan Advanced Materials P.L.C.                                           8,323                  37,628                  0.0%
     Morgan Sindall Group P.L.C.                                                  778                   8,564                  0.0%
     N Brown Group P.L.C.                                                       2,652                  14,276                  0.0%
     National Express Group P.L.C.                                             13,863                  55,351                  0.1%
     National Grid P.L.C. Sponsored ADR                                         1,384                 102,956                  0.1%
     NCC Group P.L.C.                                                           2,085                   6,579                  0.0%
     Next P.L.C.                                                                  805                  83,106                  0.1%
     Northgate P.L.C.                                                           3,835                  30,084                  0.0%
     Novae Group P.L.C.                                                         2,345                  20,790                  0.0%
     Old Mutual P.L.C.                                                         57,194                 177,619                  0.2%
     Pace P.L.C.                                                                6,191                  34,418                  0.0%
     PayPoint P.L.C.                                                              593                   8,186                  0.0%
     Pearson P.L.C. Sponsored ADR                                               7,149                 134,044                  0.1%
     Pendragon P.L.C.                                                          30,527                  15,430                  0.0%
     Pennon Group P.L.C.                                                        6,078                  81,107                  0.1%
     Persimmon P.L.C.                                                           6,375                 149,718                  0.2%
*    Petra Diamonds, Ltd.                                                       4,104                  10,888                  0.0%
     Petrofac, Ltd.                                                             5,259                  89,105                  0.1%
*    Petropavlovsk P.L.C.                                                       3,187                   1,101                  0.0%
     Phoenix Group Holdings                                                     4,723                  57,027                  0.1%
     Phoenix IT Group P.L.C.                                                    1,920                   3,681                  0.0%
     Playtech P.L.C.                                                            2,427                  27,489                  0.0%
     Premier Farnell P.L.C.                                                     3,194                   9,701                  0.0%
*    Premier Foods P.L.C.                                                      28,858                  15,232                  0.0%
     Premier Oil P.L.C.                                                        13,691                  56,534                  0.1%
     Prudential P.L.C. ADR                                                      6,098                 282,520                  0.3%
*    Punch Taverns P.L.C.                                                         614                   1,483                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
UNITED KINGDOM -- (Continued)
     PZ Cussons P.L.C.                                                          1,245    $              7,384                  0.0%
     QinetiQ Group P.L.C.                                                      15,195                  49,248                  0.1%
*    Quintain Estates & Development P.L.C.                                     14,008                  18,405                  0.0%
     Randgold Resources, Ltd.                                                     625                  36,580                  0.0%
     Redrow P.L.C.                                                              6,636                  30,722                  0.0%
     Reed Elsevier P.L.C. Sponsored ADR                                         1,125                  73,957                  0.1%
     Regus P.L.C.                                                              13,221                  41,885                  0.0%
     Renishaw P.L.C.                                                              508                  14,451                  0.0%
     Rentokil Initial P.L.C.                                                   30,662                  60,470                  0.1%
     Restaurant Group P.L.C. (The)                                              4,010                  43,446                  0.1%
     Rexam P.L.C.                                                              15,461                 117,840                  0.1%
     Ricardo P.L.C.                                                                61                     644                  0.0%
     Rightmove P.L.C.                                                           1,847                  62,472                  0.1%
     Rio Tinto P.L.C.                                                             948                  45,107                  0.1%
#    Rio Tinto P.L.C. Sponsored ADR                                             9,915                 475,623                  0.5%
     Rolls-Royce Holdings P.L.C.                                                2,292                  31,044                  0.0%
     Rotork P.L.C.                                                                944                  38,696                  0.0%
#*   Royal Bank of Scotland Group P.L.C. Sponsored ADR                          9,206                 114,431                  0.1%
     Royal Dutch Shell P.L.C. ADR(780259206)                                   10,328                 741,447                  0.7%
     Royal Dutch Shell P.L.C. ADR(780259107)                                    5,982                 446,676                  0.5%
     RPC Group P.L.C.                                                           4,520                  39,479                  0.0%
     RPS Group P.L.C.                                                           5,472                  20,545                  0.0%
*    RSA Insurance Group P.L.C.                                                17,529                 135,630                  0.1%
     Sage Group P.L.C. (The)                                                   20,519                 124,252                  0.1%
*    Salamander Energy P.L.C.                                                   2,521                   4,279                  0.0%
     Savills P.L.C.                                                             3,502                  36,060                  0.0%
     Schroders P.L.C.(0239581)                                                    320                   9,871                  0.0%
     Schroders P.L.C.(0240549)                                                    817                  31,595                  0.0%
*    SDL P.L.C.                                                                 2,030                  12,792                  0.0%
     Senior P.L.C.                                                              9,084                  38,995                  0.0%
     Serco Group P.L.C.                                                         7,406                  35,341                  0.0%
*    Severfield P.L.C.                                                          5,353                   5,153                  0.0%
     Severn Trent P.L.C.                                                        2,492                  79,653                  0.1%
     Shanks Group P.L.C.                                                       13,706                  21,348                  0.0%
     SIG P.L.C.                                                                12,895                  30,233                  0.0%
     Soco International P.L.C.                                                  5,498                  28,956                  0.0%
     Spectris P.L.C.                                                            1,856                  53,608                  0.1%
     Speedy Hire P.L.C.                                                        20,261                  20,173                  0.0%
     Spirax-Sarco Engineering P.L.C.                                              764                  34,928                  0.0%
     Spirent Communications P.L.C.                                              5,973                   7,143                  0.0%
     Spirit Pub Co. P.L.C.                                                     26,574                  45,343                  0.1%
*    Sports Direct International P.L.C.                                         1,936                  19,996                  0.0%
     SSE P.L.C.                                                                 7,349                 188,362                  0.2%
     St Ives P.L.C.                                                               388                   1,197                  0.0%
     St James's Place P.L.C.                                                   10,641                 127,238                  0.1%
     ST Modwen Properties P.L.C.                                                7,361                  42,667                  0.1%
     Stagecoach Group P.L.C.                                                    7,817                  48,453                  0.1%
     Standard Chartered P.L.C.                                                 10,091                 151,896                  0.2%
     Standard Life P.L.C.                                                      16,743                 105,725                  0.1%
*    SuperGroup P.L.C.                                                            668                   8,884                  0.0%
     Synthomer P.L.C.                                                           9,204                  29,929                  0.0%
     TalkTalk Telecom Group P.L.C.                                              8,160                  39,274                  0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
UNITED KINGDOM -- (Continued)
     Tate & Lyle P.L.C.                                                         6,232    $             60,314                  0.1%
     Taylor Wimpey P.L.C.                                                      80,611                 153,126                  0.2%
     Telecity Group P.L.C.                                                      2,044                  25,241                  0.0%
     Tesco P.L.C.                                                              52,504                 145,750                  0.2%
*    Thomas Cook Group P.L.C.                                                  37,044                  73,805                  0.1%
     Topps Tiles P.L.C.                                                         4,341                   7,055                  0.0%
     Travis Perkins P.L.C.                                                      4,039                 107,018                  0.1%
*    Trinity Mirror P.L.C.                                                      7,656                  20,089                  0.0%
     TT electronics P.L.C.                                                      3,593                   9,634                  0.0%
     TUI Travel P.L.C.                                                          7,598                  48,552                  0.1%
     Tullett Prebon P.L.C.                                                      4,980                  22,648                  0.0%
     Tullow Oil P.L.C.                                                          2,740                  21,383                  0.0%
     UBM P.L.C.                                                                 4,394                  40,053                  0.0%
     Ultra Electronics Holdings P.L.C.                                          1,481                  41,417                  0.0%
     Unilever P.L.C. Sponsored ADR                                              3,616                 145,472                  0.2%
     Unite Group P.L.C. (The)                                                   6,382                  43,636                  0.1%
     United Utilities Group P.L.C.                                              6,212                  85,156                  0.1%
     UTV Media P.L.C.                                                           3,910                  12,988                  0.0%
     Vedanta Resources P.L.C.                                                   2,812                  37,108                  0.0%
     Vesuvius P.L.C.                                                            6,354                  43,381                  0.1%
     Vodafone Group P.L.C.                                                     16,629                  55,300                  0.1%
     Vodafone Group P.L.C. Sponsored ADR                                        9,467                 314,506                  0.3%
     Weir Group P.L.C. (The)                                                    3,917                 143,162                  0.2%
     WH Smith P.L.C.                                                            2,310                  41,706                  0.0%
     Whitbread P.L.C.                                                           1,256                  87,796                  0.1%
     WM Morrison Supermarkets P.L.C.                                           46,223                 114,767                  0.1%
     Wolseley P.L.C.                                                            1,318                  70,095                  0.1%
     Wolseley P.L.C. ADR                                                        2,684                  14,437                  0.0%
     WPP P.L.C.                                                                   212                   4,141                  0.0%
     WPP P.L.C. Sponsored ADR                                                   2,100                 204,939                  0.2%
     WS Atkins P.L.C.                                                           1,777                  38,634                  0.0%
     Xchanging P.L.C.                                                           9,112                  27,628                  0.0%
                                                                                         --------------------   ------------------
TOTAL UNITED KINGDOM                                                                               20,028,719                 20.0%
                                                                                         --------------------   ------------------
UNITED STATES -- (0.0%)
*    Chaparral Gold Corp.                                                         500                     266                  0.0%
                                                                                         --------------------   ------------------
TOTAL COMMON STOCKS                                                                                99,539,099                 99.4%
                                                                                         --------------------   ------------------
PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
     Rolls-Royce Holdings P.L.C.                                              206,280                     330                  0.0%
                                                                                         --------------------   ------------------
RIGHTS/WARRANTS -- (0.0%)
PORTUGAL -- (0.0%)
*    Mota-Engil SGPS SA Rights 12/31/49                                         2,737                      --                  0.0%
                                                                                         --------------------   ------------------
SPAIN -- (0.0%)
*    Banco Santander SA Rights 11/03/14                                        28,962                   5,517                  0.0%
*    Vidrala SA Rights 11/13/14                                                   371                     724                  0.0%
                                                                                         --------------------   ------------------
TOTAL SPAIN                                                                                             6,241                  0.0%
                                                                                         --------------------   ------------------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES                 VALUE++            OF NET ASSETS**
                                                                 --------------------    --------------------   -------------------
UNITED KINGDOM -- (0.0%)
*    McBride P.L.C. Rights                                                    170,412    $                273                  0.0%
                                                                                         --------------------   ------------------
TOTAL RIGHTS/WARRANTS                                                                                   6,514                  0.0%
                                                                                         --------------------   ------------------

                                                                                                VALUE+
                                                                                         --------------------
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@   DFA Short Term Investment Fund                                         696,601               8,059,669                  8.0%
                                                                                         --------------------   ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $110,253,725)                                        $        107,605,612                107.4%
                                                                                         ====================   ==================

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------------------------------------------------------
                                           LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                                    ---------------------  --------------------   --------------------  -----------------------
Common Stocks
     Australia                      $             440,742  $          6,788,435                     --  $             7,229,177
     Austria                                           --               489,948                     --                  489,948
     Belgium                                       74,976             1,030,065                     --                1,105,041
     Canada                                     9,871,518                 2,835                     --                9,874,353
     China                                             --                   660                     --                      660
     Denmark                                           --             1,171,386                     --                1,171,386
     Finland                                      210,174             1,684,034                     --                1,894,208
     France                                       728,053             6,581,495                     --                7,309,548
     Germany                                      382,531             5,700,984                     --                6,083,515
     Greece                                            --                    --                     --                       --
     Hong Kong                                         --             2,821,676                     --                2,821,676
     Ireland                                       90,749               384,210                     --                  474,959
     Israel                                        22,903               434,908                     --                  457,811
     Italy                                        225,432             2,499,844                     --                2,725,276
     Japan                                      1,018,195            19,659,326                     --               20,677,521
     Netherlands                                  415,518             2,214,879                     --                2,630,397
     New Zealand                                       --               331,182                     --                  331,182
     Norway                                        98,508               930,167                     --                1,028,675
     Portugal                                       4,807               298,109                     --                  302,916
     Singapore                                      1,723             1,598,007                     --                1,599,730
     Spain                                        593,660             2,624,091                     --                3,217,751
     Sweden                                        80,761             2,907,102                     --                2,987,863
     Switzerland                                  308,487             4,788,034                     --                5,096,521
     United Kingdom                             6,157,427            13,871,292                     --               20,028,719
     United States                                    266                    --                     --                      266
Preferred Stocks
     United Kingdom                                    --                   330                     --                      330
Rights/Warrants
     Portugal                                          --                    --                     --                       --
     Spain                                             --                 6,241                     --                    6,241
     United Kingdom                                    --                   273                     --                      273
Securities Lending Collateral                          --             8,059,669                     --                8,059,669
                                    ---------------------  --------------------   --------------------  -----------------------
TOTAL                               $          20,726,430  $         86,879,182                     --  $           107,605,612
                                    =====================  ====================   ====================  =======================

                        VA U.S. TARGETED VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
COMMON STOCKS -- (82.2%)
Consumer Discretionary -- (11.6%)
*    1-800-Flowers.com, Inc. Class A                                        6,817     $             54,741                   0.0%
     Aaron's, Inc.                                                          9,167                  226,975                   0.1%
#    Abercrombie & Fitch Co. Class A                                        5,022                  168,137                   0.1%
*    AG&E Holdings, Inc.                                                    1,121                    1,267                   0.0%
     AH Belo Corp. Class A                                                  5,125                   58,989                   0.0%
*    Ambassadors Group, Inc.                                                  113                      401                   0.0%
*    America's Car-Mart, Inc.                                                 312                   14,346                   0.0%
*    Apollo Education Group, Inc. Class A                                   4,493                  128,769                   0.1%
     Ark Restaurants Corp.                                                    411                    9,058                   0.0%
*    Ascena Retail Group, Inc.                                              1,315                   16,372                   0.0%
#*   Ascent Capital Group, Inc. Class A                                     1,823                  117,219                   0.1%
*    Ballantyne Strong, Inc.                                                3,604                   16,182                   0.0%
*    Barnes & Noble, Inc.                                                  12,543                  273,688                   0.1%
     Bassett Furniture Industries, Inc.                                     2,400                   41,712                   0.0%
     Beasley Broadcasting Group, Inc. Class A                               1,850                    8,695                   0.0%
#    bebe stores, Inc.                                                     16,300                   37,327                   0.0%
*    Belmond, Ltd. Class A                                                 19,121                  219,127                   0.1%
#    Big 5 Sporting Goods Corp.                                               547                    6,734                   0.0%
     Big Lots, Inc.                                                           850                   38,802                   0.0%
*    Biglari Holdings, Inc.                                                   372                  129,888                   0.1%
*    BJ's Restaurants, Inc.                                                 3,615                  159,132                   0.1%
     Bob Evans Farms, Inc.                                                  6,934                  338,726                   0.2%
*    Books-A-Million, Inc.                                                  2,707                    3,925                   0.0%
     Bowl America, Inc. Class A                                               120                    1,740                   0.0%
*    Bridgepoint Education, Inc.                                              166                    2,098                   0.0%
*    Bright Horizons Family Solutions, Inc.                                 2,232                   99,458                   0.1%
     Brown Shoe Co., Inc.                                                  10,800                  287,172                   0.1%
#*   Build-A-Bear Workshop, Inc.                                            4,475                   75,851                   0.0%
#    Callaway Golf Co.                                                      8,120                   63,661                   0.0%
*    Cambium Learning Group, Inc.                                           2,293                    3,508                   0.0%
*    Canterbury Park Holding Corp.                                            332                    3,171                   0.0%
*    Career Education Corp.                                                18,900                  109,620                   0.1%
#    Carriage Services, Inc.                                                4,499                   89,800                   0.0%
*    Carrols Restaurant Group, Inc.                                         4,011                   30,925                   0.0%
     Cato Corp. (The) Class A                                               1,921                   68,522                   0.0%
*    Cavco Industries, Inc.                                                 1,469                  107,046                   0.1%
#*   Central European Media Enterprises, Ltd. Class A                      13,696                   33,281                   0.0%
#*   Charles & Colvard, Ltd.                                                  863                    2,511                   0.0%
     Chico's FAS, Inc.                                                     21,169                  319,229                   0.2%
#    Children's Place, Inc. (The)                                           2,346                  115,540                   0.1%
*    Christopher & Banks Corp.                                                100                      653                   0.0%
     Churchill Downs, Inc.                                                  3,200                  326,336                   0.2%
*    Citi Trends, Inc.                                                      3,458                   78,324                   0.0%
*    Coast Distribution System, Inc. (The)                                    800                    2,476                   0.0%
     Columbia Sportswear Co.                                                3,684                  141,981                   0.1%
#*   Conn's, Inc.                                                             100                    3,111                   0.0%
     Cooper Tire & Rubber Co.                                               8,194                  263,929                   0.1%
*    Cooper-Standard Holding, Inc.                                            224                   12,226                   0.0%
     Core-Mark Holding Co., Inc.                                            6,222                  361,063                   0.2%
*    Crocs, Inc.                                                           10,648                  124,369                   0.1%
#    CSS Industries, Inc.                                                   2,542                   72,600                   0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Consumer Discretionary -- (Continued)
          Culp, Inc.                                                          907     $             17,206                   0.0%
#*        Cumulus Media, Inc. Class A                                      27,627                  106,640                   0.1%
          Dana Holding Corp.                                                6,281                  128,509                   0.1%
#         Darden Restaurants, Inc.                                         13,046                  675,522                   0.3%
*         Delta Apparel, Inc.                                               1,640                   17,220                   0.0%
#*        Destination XL Group, Inc.                                        2,537                   13,294                   0.0%
          DeVry Education Group, Inc.                                      14,803                  716,613                   0.4%
          Dillard's, Inc. Class A                                           7,314                  773,529                   0.4%
          DineEquity, Inc.                                                  2,541                  226,047                   0.1%
#*        Dixie Group, Inc. (The)                                           3,300                   26,004                   0.0%
          Dover Motorsports, Inc.                                           3,360                    8,014                   0.0%
          DR Horton, Inc.                                                     969                   22,084                   0.0%
#*        Education Management Corp.                                          848                      505                   0.0%
*         Eldorado Resorts, Inc.                                            4,150                   17,098                   0.0%
#         Emerson Radio Corp.                                               2,934                    3,345                   0.0%
#*        Entercom Communications Corp. Class A                             2,272                   23,356                   0.0%
          Escalade, Inc.                                                      794                    9,083                   0.0%
#         Ethan Allen Interiors, Inc.                                       1,297                   36,705                   0.0%
#*        EW Scripps Co. (The) Class A                                      9,017                  173,126                   0.1%
*         Federal-Mogul Holdings Corp.                                     11,873                  185,338                   0.1%
          Finish Line, Inc. (The) Class A                                   6,111                  161,758                   0.1%
#         Flexsteel Industries, Inc.                                          745                   25,561                   0.0%
          Foot Locker, Inc.                                                15,270                  855,273                   0.4%
          Fred's, Inc. Class A                                              8,542                  134,109                   0.1%
          Frisch's Restaurants, Inc.                                          439                   11,274                   0.0%
*         FTD Cos., Inc.                                                    1,004                   35,321                   0.0%
#*        Fuel Systems Solutions, Inc.                                      5,203                   48,024                   0.0%
*         Gaiam, Inc. Class A                                               1,255                    9,500                   0.0%
#         GameStop Corp. Class A                                           15,332                  655,596                   0.3%
*         Gaming Partners International Corp.                                 300                    2,517                   0.0%
          Gannett Co., Inc.                                                17,139                  539,878                   0.3%
*         Genesco, Inc.                                                     3,195                  245,025                   0.1%
          Graham Holdings Co. Class B                                         910                  713,076                   0.4%
#*        Gray Television, Inc.                                            16,055                  148,348                   0.1%
*         Gray Television, Inc. Class A                                       700                    5,180                   0.0%
#         Group 1 Automotive, Inc.                                          4,731                  404,169                   0.2%
          Guess?, Inc.                                                      1,598                   35,428                   0.0%
          Harte-Hanks, Inc.                                                 8,095                   52,698                   0.0%
          Haverty Furniture Cos., Inc.                                      5,157                  113,506                   0.1%
*         Helen of Troy, Ltd.                                               7,600                  470,060                   0.2%
*         Here Media, Inc.                                                    340                       --                   0.0%
(Degree)* Here Media, Inc. Special Shares                                     340                       --                   0.0%
#*        hhgregg, Inc.                                                     1,188                    6,154                   0.0%
*         Hollywood Media Corp.                                             1,384                    1,536                   0.0%
          Hooker Furniture Corp.                                            2,723                   41,635                   0.0%
#*        Iconix Brand Group, Inc.                                         10,945                  437,909                   0.2%
          International Speedway Corp. Class A                              5,584                  174,947                   0.1%
#*        Isle of Capri Casinos, Inc.                                       3,160                   23,479                   0.0%
#*        JAKKS Pacific, Inc.                                                 539                    3,439                   0.0%
          John Wiley & Sons, Inc. Class A                                   3,494                  204,015                   0.1%
          Johnson Outdoors, Inc. Class A                                    2,148                   64,547                   0.0%
*         Journal Communications, Inc. Class A                             10,623                  104,212                   0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Consumer Discretionary -- (Continued)
*    K12, Inc.                                                              2,441     $             30,268                   0.0%
#*   Kirkland's, Inc.                                                         351                    6,248                   0.0%
     La-Z-Boy, Inc.                                                         2,476                   56,601                   0.0%
#*   Lakeland Industries, Inc.                                              2,120                   29,892                   0.0%
*    Lazare Kaplan International, Inc.                                      1,563                    2,532                   0.0%
*    LeapFrog Enterprises, Inc.                                             1,741                    9,262                   0.0%
     Lear Corp.                                                             9,741                  901,042                   0.4%
     Lennar Corp. Class B                                                   1,298                   45,573                   0.0%
*    Liberty TripAdvisor Holdings, Inc. Class A                             5,478                  172,995                   0.1%
*    Liberty Ventures Series A                                              8,171                  286,802                   0.1%
#*   Life Time Fitness, Inc.                                                4,674                  260,669                   0.1%
#    Lifetime Brands, Inc.                                                  3,674                   62,862                   0.0%
     Lithia Motors, Inc. Class A                                              341                   26,468                   0.0%
*    Live Nation Entertainment, Inc.                                       18,518                  481,468                   0.2%
*    Luby's, Inc.                                                           7,944                   39,641                   0.0%
*    M/I Homes, Inc.                                                        2,943                   63,392                   0.0%
     Marcus Corp. (The)                                                     4,702                   80,545                   0.0%
#*   MarineMax, Inc.                                                        7,157                  137,200                   0.1%
     Marriott Vacations Worldwide Corp.                                     6,176                  428,861                   0.2%
*    McClatchy Co. (The) Class A                                            4,850                   17,266                   0.0%
#    MDC Holdings, Inc.                                                     6,192                  151,209                   0.1%
#*   Media General, Inc. Class A                                            5,800                   86,652                   0.0%
#    Men's Wearhouse, Inc. (The)                                           12,021                  565,348                   0.3%
#    Meredith Corp.                                                         6,754                  352,154                   0.2%
*    Meritage Homes Corp.                                                   4,989                  183,545                   0.1%
#*   Modine Manufacturing Co.                                              13,495                  173,141                   0.1%
*    Monarch Casino & Resort, Inc.                                          2,145                   34,899                   0.0%
*    Motorcar Parts of America, Inc.                                        1,030                   29,911                   0.0%
     Movado Group, Inc.                                                     4,151                  146,530                   0.1%
*    Murphy USA, Inc.                                                       1,190                   68,187                   0.0%
     NACCO Industries, Inc. Class A                                         1,777                  104,079                   0.1%
#    New York Times Co. (The) Class A                                      14,568                  187,053                   0.1%
*    Norwegian Cruise Line Holdings, Ltd.                                  13,584                  529,776                   0.3%
#*   Office Depot, Inc.                                                    62,331                  325,368                   0.2%
#*   Penn National Gaming, Inc.                                             3,611                   47,268                   0.0%
     Penske Automotive Group, Inc.                                          3,926                  177,612                   0.1%
*    Pep Boys-Manny, Moe & Jack (The)                                      13,680                  130,370                   0.1%
#*   Perry Ellis International, Inc.                                        3,987                   81,534                   0.0%
*    Pinnacle Entertainment, Inc.                                           2,795                   71,636                   0.0%
     PulteGroup, Inc.                                                      45,811                  879,113                   0.4%
#*   Quiksilver, Inc.                                                       9,875                   17,281                   0.0%
*    Radio One, Inc. Class D                                                3,383                    8,424                   0.0%
#*   RadioShack Corp.                                                       3,671                    3,377                   0.0%
#*   RCI Hospitality Holdings, Inc.                                         2,700                   32,130                   0.0%
#*   Reading International, Inc. Class A                                    1,086                   10,827                   0.0%
*    Red Lion Hotels Corp.                                                  4,230                   23,984                   0.0%
#*   Red Robin Gourmet Burgers, Inc.                                        1,232                   67,723                   0.0%
#    Regis Corp.                                                           13,290                  225,664                   0.1%
#    Remy International, Inc.                                               1,044                   19,293                   0.0%
     Rent-A-Center, Inc.                                                   10,115                  313,262                   0.2%
     Rocky Brands, Inc.                                                     1,900                   24,966                   0.0%
*    Ruby Tuesday, Inc.                                                    17,122                  131,497                   0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Consumer Discretionary -- (Continued)
#    Ryland Group, Inc. (The)                                               5,581     $            199,856                   0.1%
     Saga Communications, Inc. Class A                                      2,276                   91,268                   0.1%
     Salem Communications Corp. Class A                                     4,900                   37,779                   0.0%
#    Scholastic Corp.                                                       6,726                  234,132                   0.1%
     Service Corp. International                                           24,842                  543,295                   0.3%
#*   Shiloh Industries, Inc.                                                5,891                  100,383                   0.1%
     Shoe Carnival, Inc.                                                    5,209                   95,846                   0.1%
     Signet Jewelers, Ltd.                                                    109                   13,081                   0.0%
*    Sizmek, Inc.                                                           7,844                   44,946                   0.0%
#*   Skechers U.S.A., Inc. Class A                                          9,134                  500,086                   0.2%
*    Skullcandy, Inc.                                                       6,409                   53,451                   0.0%
*    Skyline Corp.                                                          1,691                    6,189                   0.0%
     Sonic Automotive, Inc. Class A                                         5,187                  129,104                   0.1%
*    Spanish Broadcasting System, Inc. Class A                                 78                      314                   0.0%
     Spartan Motors, Inc.                                                   7,754                   44,120                   0.0%
     Speedway Motorsports, Inc.                                            10,592                  207,285                   0.1%
     Stage Stores, Inc.                                                     6,632                  111,882                   0.1%
     Standard Motor Products, Inc.                                          5,844                  230,955                   0.1%
#*   Standard Pacific Corp.                                                30,317                  224,346                   0.1%
*    Stanley Furniture Co., Inc.                                            3,305                    9,584                   0.0%
     Stein Mart, Inc.                                                       5,158                   69,014                   0.0%
*    Stoneridge, Inc.                                                       7,811                  101,465                   0.1%
     Strattec Security Corp.                                                  300                   31,116                   0.0%
#    Superior Industries International, Inc.                                5,967                  116,416                   0.1%
     Superior Uniform Group, Inc.                                           2,295                   55,080                   0.0%
     Sypris Solutions, Inc.                                                 6,800                   23,188                   0.0%
#*   Systemax, Inc.                                                         2,377                   36,368                   0.0%
     Tandy Leather Factory, Inc.                                            1,191                   11,005                   0.0%
*    Time, Inc.                                                             1,899                   42,898                   0.0%
*    Toll Brothers, Inc.                                                   20,686                  660,918                   0.3%
     Trans World Entertainment Corp.                                        8,600                   28,380                   0.0%
#*   Tuesday Morning Corp.                                                    489                    9,971                   0.0%
*    Unifi, Inc.                                                            4,872                  136,270                   0.1%
*    Universal Electronics, Inc.                                            2,030                  115,487                   0.1%
     Vail Resorts, Inc.                                                     1,509                  130,317                   0.1%
*    Visteon Corp.                                                          4,878                  458,044                   0.2%
#*   Vitamin Shoppe, Inc.                                                   3,685                  172,937                   0.1%
#*   VOXX International Corp.                                               4,853                   41,396                   0.0%
     Wendy's Co. (The)                                                     87,792                  704,092                   0.3%
*    West Marine, Inc.                                                      6,279                   61,785                   0.0%
#    Weyco Group, Inc.                                                        493                   15,357                   0.0%
#*   William Lyon Homes Class A                                             2,247                   53,164                   0.0%
#    Wolverine World Wide, Inc.                                             5,810                  157,683                   0.1%
#*   Zumiez, Inc.                                                           2,710                   90,460                   0.1%
                                                                                      --------------------    ------------------
Total Consumer Discretionary                                                                    28,321,938                  13.7%
                                                                                      --------------------    ------------------
Consumer Staples -- (2.7%)
#    Alico, Inc.                                                              767                   28,302                   0.0%
#*   Alliance One International, Inc.                                      17,363                   35,247                   0.0%
     Andersons, Inc. (The)                                                  6,189                  394,425                   0.2%
#    B&G Foods, Inc.                                                        2,875                   84,698                   0.1%
*    Boulder Brands, Inc.                                                  10,495                   93,196                   0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Consumer Staples -- (Continued)
#    Cal-Maine Foods, Inc.                                                  2,400     $            210,696                   0.1%
#    Casey's General Stores, Inc.                                           4,653                  380,941                   0.2%
*    CCA Industries, Inc.                                                     400                    1,360                   0.0%
*    Central Garden and Pet Co.                                             2,954                   23,573                   0.0%
#*   Central Garden and Pet Co. Class A                                     9,618                   82,619                   0.0%
*    Chiquita Brands International, Inc.                                   10,547                  152,193                   0.1%
     Coca-Cola Bottling Co. Consolidated                                      396                   35,814                   0.0%
#*   Craft Brew Alliance, Inc.                                              3,112                   43,195                   0.0%
*    Darling International, Inc.                                           17,170                  302,192                   0.2%
#    Dean Foods Co.                                                        11,940                  175,637                   0.1%
     Energizer Holdings, Inc.                                                 591                   72,486                   0.0%
#*   Farmer Bros. Co.                                                       2,400                   69,984                   0.0%
     Fresh Del Monte Produce, Inc.                                         13,128                  421,540                   0.2%
     Golden Enterprises, Inc.                                                 678                    3,031                   0.0%
     Ingles Markets, Inc. Class A                                           3,539                   95,199                   0.1%
#    Ingredion, Inc.                                                        9,293                  717,884                   0.4%
     Inter Parfums, Inc.                                                    1,206                   34,250                   0.0%
     John B. Sanfilippo & Son, Inc.                                         1,796                   66,721                   0.0%
*    Mannatech, Inc.                                                          682                    9,937                   0.0%
#    MGP Ingredients, Inc.                                                  4,280                   52,858                   0.0%
*    Nutraceutical International Corp.                                      2,600                   58,448                   0.0%
     Oil-Dri Corp. of America                                                 882                   26,619                   0.0%
*    Omega Protein Corp.                                                    5,772                   83,405                   0.0%
#    Orchids Paper Products Co.                                               795                   22,864                   0.0%
*    Pantry, Inc. (The)                                                     7,260                  187,090                   0.1%
#*   Post Holdings, Inc.                                                    7,545                  282,937                   0.1%
#    Sanderson Farms, Inc.                                                  3,070                  257,819                   0.1%
*    Seaboard Corp.                                                           196                  602,283                   0.3%
#*   Seneca Foods Corp. Class A                                             1,129                   30,348                   0.0%
     Snyder's-Lance, Inc.                                                   4,361                  129,914                   0.1%
     SpartanNash Co.                                                        8,866                  198,687                   0.1%
     Spectrum Brands Holdings, Inc.                                         2,026                  183,535                   0.1%
#*   TreeHouse Foods, Inc.                                                  4,561                  388,460                   0.2%
#    Universal Corp.                                                        3,612                  160,734                   0.1%
     Village Super Market, Inc. Class A                                       726                   20,147                   0.0%
#    Weis Markets, Inc.                                                     6,017                  268,599                   0.1%
                                                                                      --------------------    ------------------
Total Consumer Staples                                                                           6,489,867                   3.1%
                                                                                      --------------------    ------------------
Energy -- (7.5%)
     Adams Resources & Energy, Inc.                                           489                   20,563                   0.0%
#    Alon USA Energy, Inc.                                                  8,263                  132,539                   0.1%
#*   Alpha Natural Resources, Inc.                                         24,338                   47,703                   0.0%
#    Arch Coal, Inc.                                                        4,886                   10,554                   0.0%
*    Atwood Oceanics, Inc.                                                  7,919                  321,907                   0.2%
*    Barnwell Industries, Inc.                                                480                    1,229                   0.0%
*    Basic Energy Services, Inc.                                            9,941                  128,239                   0.1%
#*   Bill Barrett Corp.                                                     4,418                   67,154                   0.0%
     Bolt Technology Corp.                                                  1,400                   30,702                   0.0%
*    Bonanza Creek Energy, Inc.                                             2,063                   93,330                   0.1%
#*   BPZ Resources, Inc.                                                   16,646                   20,641                   0.0%
#    Bristow Group, Inc.                                                    5,612                  414,727                   0.2%
#*   C&J Energy Services, Inc.                                              7,081                  136,734                   0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Energy -- (Continued)
*    Callon Petroleum Co.                                                  13,558     $             88,941                   0.0%
*    Carrizo Oil & Gas, Inc.                                                  649                   33,709                   0.0%
*    Clayton Williams Energy, Inc.                                            948                   78,817                   0.0%
#*   Cloud Peak Energy, Inc.                                                8,161                   97,687                   0.1%
#    Comstock Resources, Inc.                                              11,486                  135,994                   0.1%
*    Contango Oil & Gas Co.                                                 1,493                   54,599                   0.0%
#    CVR Energy, Inc.                                                       2,816                  136,801                   0.1%
#    Dawson Geophysical Co.                                                 2,215                   37,633                   0.0%
     Delek US Holdings, Inc.                                               14,271                  483,644                   0.2%
#    Denbury Resources, Inc.                                               44,928                  557,107                   0.3%
     DHT Holdings, Inc.                                                     2,476                   16,490                   0.0%
#    Diamond Offshore Drilling, Inc.                                       11,982                  451,841                   0.2%
#    Energy XXI Bermuda, Ltd.                                              15,271                  117,434                   0.1%
*    ENGlobal Corp.                                                         2,200                    2,882                   0.0%
     EnLink Midstream LLC                                                   4,648                  176,159                   0.1%
*    Era Group, Inc.                                                        4,052                   94,776                   0.1%
*    Escalera Resources Co.                                                 1,300                    1,469                   0.0%
#    Exterran Holdings, Inc.                                               15,632                  614,807                   0.3%
*    Forum Energy Technologies, Inc.                                          838                   22,877                   0.0%
#    GasLog, Ltd.                                                          10,190                  212,156                   0.1%
*    Gastar Exploration, Inc.                                               7,600                   30,400                   0.0%
#    Green Plains, Inc.                                                     8,643                  295,591                   0.1%
#    Gulf Island Fabrication, Inc.                                          2,703                   57,142                   0.0%
#    Gulfmark Offshore, Inc. Class A                                        5,554                  167,509                   0.1%
#*   Halcon Resources Corp.                                                10,535                   32,764                   0.0%
#*   Harvest Natural Resources, Inc.                                        7,276                   27,067                   0.0%
*    Helix Energy Solutions Group, Inc.                                    15,510                  413,186                   0.2%
#*   Hercules Offshore, Inc.                                               20,035                   33,058                   0.0%
*    Hornbeck Offshore Services, Inc.                                       6,159                  188,835                   0.1%
#*   ION Geophysical Corp.                                                  7,523                   21,064                   0.0%
#*   Key Energy Services, Inc.                                             34,852                  105,950                   0.1%
*    Kodiak Oil & Gas Corp.                                                16,723                  180,441                   0.1%
#*   Matador Resources Co.                                                  4,156                  100,866                   0.1%
*    Matrix Service Co.                                                     3,683                   92,296                   0.1%
#*   McDermott International, Inc.                                          1,307                    5,019                   0.0%
#*   Mexco Energy Corp.                                                       100                      595                   0.0%
#*   Miller Energy Resources, Inc.                                          2,236                    7,781                   0.0%
*    Mitcham Industries, Inc.                                               1,387                   14,147                   0.0%
     Nabors Industries, Ltd.                                               43,157                  770,353                   0.4%
*    Natural Gas Services Group, Inc.                                       2,866                   73,742                   0.0%
*    Newfield Exploration Co.                                              17,446                  568,914                   0.3%
#*   Newpark Resources, Inc.                                               19,591                  223,925                   0.1%
#    Noble Corp. P.L.C.                                                    21,971                  459,633                   0.2%
#*   Nordic American Offshore, Ltd.                                             7                      112                   0.0%
#    Nordic American Tankers, Ltd.                                            841                    7,107                   0.0%
#*   Northern Oil and Gas, Inc.                                             7,771                   87,812                   0.0%
#*   Oasis Petroleum, Inc.                                                  8,821                  264,277                   0.1%
*    Oil States International, Inc.                                         5,761                  344,162                   0.2%
#*   Overseas Shipholding Group, Inc.                                       2,316                   11,927                   0.0%
#*   Pacific Drilling SA                                                   11,342                   82,570                   0.0%
#*   Parker Drilling Co.                                                   30,804                  136,770                   0.1%
     Patterson-UTI Energy, Inc.                                            21,500                  495,145                   0.2%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Energy -- (Continued)
     PBF Energy, Inc. Class A                                              10,225     $            266,566                   0.1%
*    PDC Energy, Inc.                                                       6,007                  262,626                   0.1%
#    Peabody Energy Corp.                                                  26,410                  275,456                   0.1%
#*   Penn Virginia Corp.                                                   21,837                  187,143                   0.1%
#*   PHI, Inc. Non-Voting                                                   3,000                  134,220                   0.1%
*    Pioneer Energy Services Corp.                                         14,053                  129,007                   0.1%
     QEP Resources, Inc.                                                   22,099                  554,022                   0.3%
#*   Renewable Energy Group, Inc.                                          11,223                  118,178                   0.1%
#*   REX American Resources Corp.                                           2,075                  150,977                   0.1%
#*   Rex Energy Corp.                                                       8,678                   68,036                   0.0%
#*   Rosetta Resources, Inc.                                                6,741                  256,360                   0.1%
     Rowan Cos. P.L.C. Class A                                             18,242                  442,733                   0.2%
#*   SandRidge Energy, Inc.                                                46,542                  181,514                   0.1%
#    Scorpio Tankers, Inc.                                                  7,217                   63,005                   0.0%
#*   SEACOR Holdings, Inc.                                                  4,516                  372,344                   0.2%
*    Seventy Seven Energy, Inc.                                             2,848                   37,223                   0.0%
#    Ship Finance International, Ltd.                                       9,996                  171,831                   0.1%
     SM Energy Co.                                                          7,688                  432,834                   0.2%
*    Steel Excel, Inc.                                                      3,594                  109,617                   0.1%
*    Stone Energy Corp.                                                    11,822                  289,639                   0.1%
     Superior Energy Services, Inc.                                        22,204                  558,431                   0.3%
#*   Swift Energy Co.                                                       8,400                   57,540                   0.0%
*    Synthesis Energy Systems, Inc.                                         6,200                    6,386                   0.0%
#    Tesco Corp.                                                           11,009                  209,611                   0.1%
     Tesoro Corp.                                                          10,013                  715,028                   0.4%
*    TETRA Technologies, Inc.                                              16,858                  160,657                   0.1%
#    Tidewater, Inc.                                                        7,300                  269,151                   0.1%
#*   Triangle Petroleum Corp.                                              11,055                   85,676                   0.0%
*    Unit Corp.                                                             8,595                  416,170                   0.2%
*    Vaalco Energy, Inc.                                                    7,136                   52,949                   0.0%
#    W&T Offshore, Inc.                                                     7,571                   68,820                   0.0%
*    Warren Resources, Inc.                                                 8,740                   30,240                   0.0%
#    Western Refining, Inc.                                                11,347                  517,310                   0.3%
*    Whiting Petroleum Corp.                                                1,106                   67,732                   0.0%
*    Willbros Group, Inc.                                                  13,791                   80,953                   0.0%
     World Fuel Services Corp.                                                535                   22,063                   0.0%
*    WPX Energy, Inc.                                                      24,200                  462,704                   0.2%
                                                                                      --------------------    ------------------
Total Energy                                                                                    18,426,757                   8.9%
                                                                                      --------------------    ------------------
Financials -- (20.0%)
#    1st Source Corp.                                                       6,821                  213,429                   0.1%
     1st United Bancorp, Inc.                                               4,000                   35,400                   0.0%
     Access National Corp.                                                  1,470                   24,770                   0.0%
     Alexander & Baldwin, Inc.                                              5,263                  210,678                   0.1%
*    Alleghany Corp.                                                        1,924                  854,795                   0.4%
     Allied World Assurance Co. Holdings AG                                13,289                  504,982                   0.3%
#*   Ambac Financial Group, Inc.                                            5,504                  125,932                   0.1%
     American Equity Investment Life Holding Co.                           10,307                  266,024                   0.1%
     American Financial Group, Inc.                                        13,215                  790,653                   0.4%
#    American National Bankshares, Inc.                                       702                   16,988                   0.0%
     American National Insurance Co.                                        2,977                  339,616                   0.2%
     Ameris Bancorp                                                         4,419                  109,591                   0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Financials -- (Continued)
     AMERISAFE, Inc.                                                        3,543     $            147,743                   0.1%
     AmeriServ Financial, Inc.                                              6,300                   19,845                   0.0%
*    Arch Capital Group, Ltd.                                               2,786                  156,908                   0.1%
     Argo Group International Holdings, Ltd.                                5,290                  295,182                   0.2%
     Arrow Financial Corp.                                                    728                   19,940                   0.0%
     Aspen Insurance Holdings, Ltd.                                         9,731                  424,564                   0.2%
     Associated Banc-Corp                                                  24,661                  463,627                   0.2%
     Assurant, Inc.                                                        11,316                  771,978                   0.4%
     Assured Guaranty, Ltd.                                                21,294                  491,466                   0.2%
*    Asta Funding, Inc.                                                     1,714                   14,449                   0.0%
     Astoria Financial Corp.                                               23,083                  303,541                   0.2%
*    Atlanticus Holdings Corp.                                              2,898                    4,057                   0.0%
     Auburn National Bancorporation, Inc.                                      44                    1,033                   0.0%
#*   AV Homes, Inc.                                                         1,654                   24,793                   0.0%
     Axis Capital Holdings, Ltd.                                           14,011                  674,490                   0.3%
     Baldwin & Lyons, Inc. Class B                                          3,050                   82,106                   0.1%
     Banc of California, Inc.                                               1,000                   11,770                   0.0%
#    Bancfirst Corp.                                                        1,848                  120,120                   0.1%
#*   Bancorp, Inc.                                                          2,367                   22,392                   0.0%
#    BancorpSouth, Inc.                                                     9,619                  221,526                   0.1%
     Bank Mutual Corp.                                                      7,255                   47,810                   0.0%
     Bank of Commerce Holdings                                              1,233                    7,460                   0.0%
     Bank of Kentucky Financial Corp (The)                                    168                    7,881                   0.0%
     BankFinancial Corp.                                                    5,991                   71,473                   0.0%
     Banner Corp.                                                           4,189                  181,049                   0.1%
     Bar Harbor Bankshares                                                    480                   13,968                   0.0%
     BBCN Bancorp, Inc.                                                     9,162                  129,551                   0.1%
#*   BBX Capital Corp. Class A                                              2,035                   37,444                   0.0%
     BCB Bancorp, Inc.                                                        194                    2,501                   0.0%
*    Bear State Financial, Inc.                                               560                    5,023                   0.0%
#*   Beneficial Mutual Bancorp, Inc.                                        1,604                   21,542                   0.0%
     Berkshire Hills Bancorp, Inc.                                          6,204                  159,939                   0.1%
#    Boston Private Financial Holdings, Inc.                               13,091                  172,147                   0.1%
#    Bridge Bancorp, Inc.                                                     262                    6,880                   0.0%
#    Brookline Bancorp, Inc.                                               19,020                  182,402                   0.1%
     Bryn Mawr Bank Corp.                                                     757                   23,338                   0.0%
     C&F Financial Corp.                                                      179                    6,147                   0.0%
     Calamos Asset Management, Inc. Class A                                 3,248                   44,498                   0.0%
     California First National Bancorp                                      1,000                   15,100                   0.0%
#    Camden National Corp.                                                    573                   23,441                   0.0%
#    Cape Bancorp, Inc.                                                       439                    3,911                   0.0%
#*   Capital Bank Financial Corp. Class A                                     911                   23,586                   0.0%
#    Capital City Bank Group, Inc.                                          1,869                   28,241                   0.0%
#    Capital Southwest Corp.                                                1,523                   55,833                   0.0%
     Capitol Federal Financial, Inc.                                       18,010                  230,708                   0.1%
     Cardinal Financial Corp.                                               8,121                  155,923                   0.1%
#*   Cascade Bancorp                                                        4,025                   20,568                   0.0%
     Cash America International, Inc.                                       3,407                  167,454                   0.1%
     Cathay General Bancorp                                                10,320                  272,551                   0.1%
#    Centerstate Banks, Inc.                                                3,124                   36,363                   0.0%
     Central Pacific Financial Corp.                                        1,955                   36,950                   0.0%
     Century Bancorp, Inc. Class A                                            134                    5,089                   0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Financials -- (Continued)
     Chemical Financial Corp.                                               5,945     $            177,042                   0.1%
     Citizens Community Bancorp, Inc.                                       2,054                   18,281                   0.0%
     Citizens Holding Co.                                                     171                    3,206                   0.0%
#*   Citizens, Inc.                                                         1,058                    7,713                   0.0%
#    City Holding Co.                                                       1,230                   55,338                   0.0%
#    CNB Financial Corp.                                                      439                    7,950                   0.0%
     CNO Financial Group, Inc.                                             32,460                  588,500                   0.3%
#    CoBiz Financial, Inc.                                                  4,891                   58,790                   0.0%
     Columbia Banking System, Inc.                                          6,576                  182,681                   0.1%
#    Community Bank System, Inc.                                            6,629                  252,896                   0.1%
#    Community Trust Bancorp, Inc.                                          3,459                  124,351                   0.1%
     ConnectOne Bancorp, Inc.                                                  13                      241                   0.0%
#    Consolidated-Tomoka Land Co.                                              31                    1,618                   0.0%
*    Cowen Group, Inc. Class A                                             19,975                   80,699                   0.0%
#*   Customers Bancorp, Inc.                                                  807                   15,414                   0.0%
#    CVB Financial Corp.                                                   12,676                  200,027                   0.1%
     Dime Community Bancshares, Inc.                                        4,564                   71,883                   0.0%
     Donegal Group, Inc. Class A                                            6,209                   98,226                   0.1%
     Donegal Group, Inc. Class B                                              592                   12,432                   0.0%
*    E*TRADE Financial Corp.                                               42,087                  938,540                   0.5%
     EMC Insurance Group, Inc.                                              4,544                  145,590                   0.1%
     Employers Holdings, Inc.                                               2,002                   40,821                   0.0%
#*   Encore Capital Group, Inc.                                             1,591                   72,406                   0.0%
     Endurance Specialty Holdings, Ltd.                                     9,916                  574,632                   0.3%
*    Enstar Group, Ltd.                                                     1,272                  188,345                   0.1%
#    Enterprise Bancorp, Inc.                                                 338                    7,953                   0.0%
     Enterprise Financial Services Corp.                                    2,589                   48,803                   0.0%
#    ESB Financial Corp.                                                    1,813                   33,831                   0.0%
     ESSA Bancorp, Inc.                                                     2,833                   32,551                   0.0%
#    EverBank Financial Corp.                                               9,787                  187,421                   0.1%
     Everest Re Group, Ltd.                                                 2,909                  496,421                   0.3%
#*   Ezcorp, Inc. Class A                                                   2,769                   31,234                   0.0%
#*   Farmers Capital Bank Corp.                                             1,442                   32,358                   0.0%
     FBL Financial Group, Inc. Class A                                      6,070                  300,951                   0.2%
#    Federal Agricultural Mortgage Corp. Class C                            1,100                   36,630                   0.0%
     Federated National Holding Co.                                         2,400                   80,304                   0.0%
     Fidelity Southern Corp.                                                1,385                   21,260                   0.0%
     Financial Institutions, Inc.                                           1,451                   36,478                   0.0%
*    First Acceptance Corp.                                                 5,500                   14,080                   0.0%
#    First American Financial Corp.                                        14,797                  448,645                   0.2%
     First Bancorp, Inc.                                                      842                   14,895                   0.0%
*    First BanCorp.(318672706)                                             14,115                   73,539                   0.0%
#    First Bancorp.(318910106)                                              3,069                   55,610                   0.0%
     First Busey Corp.                                                      9,462                   59,138                   0.0%
     First Citizens BancShares, Inc. Class A                                1,005                  252,466                   0.1%
#    First Commonwealth Financial Corp.                                    27,101                  253,394                   0.1%
     First Community Bancshares, Inc.                                       2,358                   38,600                   0.0%
     First Connecticut Bancorp, Inc.                                          408                    6,381                   0.0%
     First Defiance Financial Corp.                                         2,422                   74,186                   0.0%
     First Federal of Northern Michigan Bancorp, Inc.                         200                      978                   0.0%
     First Financial Bancorp                                                5,618                   98,540                   0.1%
     First Financial Corp.                                                  1,400                   48,552                   0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Financials -- (Continued)
     First Financial Northwest, Inc.                                        3,232     $             37,491                   0.0%
#    First Horizon National Corp.                                           9,570                  123,070                   0.1%
     First Interstate Bancsystem, Inc.                                      1,624                   47,648                   0.0%
#*   First Marblehead Corp. (The)                                             786                    1,941                   0.0%
     First Merchants Corp.                                                 10,208                  231,211                   0.1%
     First Midwest Bancorp, Inc.                                            8,867                  148,877                   0.1%
     First Niagara Financial Group, Inc.                                   51,915                  388,843                   0.2%
     First South Bancorp, Inc.                                                720                    5,940                   0.0%
     FirstMerit Corp.                                                       9,258                  169,884                   0.1%
*    Flagstar Bancorp, Inc.                                                 4,983                   78,333                   0.0%
     Flushing Financial Corp.                                               4,584                   92,322                   0.1%
#    FNB Corp.                                                             19,433                  248,548                   0.1%
*    Forestar Group, Inc.                                                   2,995                   52,263                   0.0%
#    Fox Chase Bancorp, Inc.                                                  289                    4,734                   0.0%
#*   Franklin Financial Corp.                                                 703                   14,594                   0.0%
     Fulton Financial Corp.                                                24,120                  286,546                   0.1%
#    Gain Capital Holdings, Inc.                                              955                    8,175                   0.0%
*    Genworth Financial, Inc. Class A                                      18,169                  254,184                   0.1%
#    German American Bancorp, Inc.                                          2,620                   78,259                   0.0%
     GFI Group, Inc.                                                       12,679                   69,735                   0.0%
     Glacier Bancorp, Inc.                                                  6,026                  172,886                   0.1%
#*   Global Indemnity P.L.C.                                                1,977                   57,293                   0.0%
     Great Southern Bancorp, Inc.                                           2,001                   76,058                   0.0%
*    Green Dot Corp. Class A                                                5,815                  138,978                   0.1%
*    Greenlight Capital Re, Ltd. Class A                                    3,546                  115,068                   0.1%
#    Guaranty Bancorp                                                       2,411                   38,021                   0.0%
     Guaranty Federal Bancshares, Inc.                                        100                    1,270                   0.0%
*    Hallmark Financial Services, Inc.                                      3,963                   46,209                   0.0%
     Hampden Bancorp, Inc.                                                  1,000                   17,200                   0.0%
     Hancock Holding Co.                                                    9,174                  322,833                   0.2%
     Hanmi Financial Corp.                                                  4,991                  107,057                   0.1%
     Hanover Insurance Group, Inc. (The)                                   10,024                  671,007                   0.3%
     HCC Insurance Holdings, Inc.                                          11,860                  618,973                   0.3%
     Heartland Financial USA, Inc.                                          1,331                   35,405                   0.0%
     Heritage Commerce Corp.                                                4,200                   36,540                   0.0%
     Heritage Financial Corp.                                                 716                   12,566                   0.0%
     HF Financial Corp.                                                       363                    4,933                   0.0%
     Hingham Institution for Savings                                           94                    7,776                   0.0%
*    HMN Financial, Inc.                                                      750                    9,720                   0.0%
*    Home Bancorp, Inc.                                                       724                   16,500                   0.0%
*    HomeTrust Bancshares, Inc.                                             1,100                   16,995                   0.0%
     HopFed Bancorp, Inc.                                                     683                    7,814                   0.0%
     Horace Mann Educators Corp.                                            5,408                  164,457                   0.1%
#    Horizon Bancorp                                                          401                   10,314                   0.0%
     Hudson City Bancorp, Inc.                                              2,681                   25,872                   0.0%
#    Hudson Valley Holding Corp.                                              759                   17,260                   0.0%
     Iberiabank Corp.                                                       5,186                  357,108                   0.2%
*    Imperial Holdings, Inc.                                                  147                      922                   0.0%
#    Independence Holding Co.                                               6,112                   86,485                   0.1%
     Independent Bank Corp.(453836108)                                      2,445                   99,756                   0.1%
#    Independent Bank Corp.(453838609)                                        340                    4,104                   0.0%
     Infinity Property & Casualty Corp.                                     2,703                  197,346                   0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Financials -- (Continued)
     Interactive Brokers Group, Inc. Class A                                5,765     $            148,852                   0.1%
     International Bancshares Corp.                                        12,488                  354,285                   0.2%
     Intervest Bancshares Corp. Class A                                     1,700                   16,575                   0.0%
#*   INTL. FCStone, Inc.                                                    1,000                   18,100                   0.0%
*    Investment Technology Group, Inc.                                      2,856                   51,208                   0.0%
     Investors Title Co.                                                      125                    9,369                   0.0%
#    Janus Capital Group, Inc.                                             24,492                  367,135                   0.2%
     JMP Group, Inc.                                                        2,603                   19,002                   0.0%
*    KCG Holdings, Inc. Class A                                             9,810                  104,575                   0.1%
#*   Kearny Financial Corp.                                                   219                    3,119                   0.0%
     Kemper Corp.                                                          10,935                  402,955                   0.2%
     Kentucky First Federal Bancorp                                           120                      983                   0.0%
     Lakeland Bancorp, Inc.                                                 6,717                   73,820                   0.0%
     Lakeland Financial Corp.                                               1,842                   76,332                   0.0%
     Landmark Bancorp, Inc.                                                   171                    4,087                   0.0%
     Legg Mason, Inc.                                                      18,412                  957,424                   0.5%
     LNB Bancorp, Inc.                                                      2,597                   36,462                   0.0%
     Louisiana Bancorp, Inc.                                                  696                   14,532                   0.0%
#    Macatawa Bank Corp.                                                    2,700                   14,067                   0.0%
     Maiden Holdings, Ltd.                                                 14,988                  179,107                   0.1%
     MainSource Financial Group, Inc.                                       4,441                   80,782                   0.0%
     Marlin Business Services Corp.                                         2,600                   54,964                   0.0%
     MB Financial, Inc.                                                    11,408                  359,922                   0.2%
*    MBIA, Inc.                                                            44,886                  438,087                   0.2%
*    MBT Financial Corp.                                                    4,052                   18,842                   0.0%
#    Meadowbrook Insurance Group, Inc.                                     11,385                   72,522                   0.0%
#    Medallion Financial Corp.                                              4,208                   48,602                   0.0%
#    Mercantile Bank Corp.                                                  1,220                   24,071                   0.0%
#    Merchants Bancshares, Inc.                                               591                   17,606                   0.0%
     Mercury General Corp.                                                  3,135                  166,531                   0.1%
#    Meta Financial Group, Inc.                                                85                    3,188                   0.0%
*    Metro Bancorp, Inc.                                                    2,783                   69,686                   0.0%
     MicroFinancial, Inc.                                                   2,400                   20,136                   0.0%
#    MidSouth Bancorp, Inc.                                                 2,318                   43,903                   0.0%
     MidWestOne Financial Group, Inc.                                          88                    2,348                   0.0%
#    Montpelier Re Holdings, Ltd.                                           3,614                  119,768                   0.1%
     MutualFirst Financial, Inc.                                              414                    9,005                   0.0%
     NASDAQ OMX Group, Inc. (The)                                          24,288                1,050,699                   0.5%
#    National Bank Holdings Corp. Class A                                   1,124                   22,019                   0.0%
     National Penn Bancshares, Inc.                                        19,161                  197,163                   0.1%
#    National Western Life Insurance Co. Class A                              263                   71,273                   0.0%
     Navient Corp.                                                         11,257                  222,663                   0.1%
*    Navigators Group, Inc. (The)                                           3,481                  237,021                   0.1%
#    NBT Bancorp, Inc.                                                      5,042                  129,479                   0.1%
     Nelnet, Inc. Class A                                                   4,590                  218,438                   0.1%
     New Hampshire Thrift Bancshares, Inc.                                    200                    3,164                   0.0%
#    New York Community Bancorp, Inc.                                      58,201                  928,306                   0.5%
#*   NewBridge Bancorp                                                      2,400                   21,336                   0.0%
#*   NewStar Financial, Inc.                                                5,045                   69,016                   0.0%
     Nicholas Financial, Inc.                                                 247                    3,016                   0.0%
     Northeast Community Bancorp, Inc.                                      4,700                   32,900                   0.0%
#    Northfield Bancorp, Inc.                                               9,784                  139,324                   0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Financials -- (Continued)
     Northrim BanCorp, Inc.                                                   474     $             13,699                   0.0%
     Northwest Bancshares, Inc.                                            17,292                  221,856                   0.1%
#    Norwood Financial Corp.                                                   44                    1,275                   0.0%
     OceanFirst Financial Corp.                                             2,040                   33,803                   0.0%
     OFG Bancorp                                                           10,765                  167,611                   0.1%
     Ohio Valley Banc Corp.                                                   197                    4,702                   0.0%
     Old National Bancorp                                                  11,817                  171,937                   0.1%
     Old Republic International Corp.                                      37,481                  553,594                   0.3%
     OmniAmerican Bancorp, Inc.                                             1,963                   53,080                   0.0%
     OneBeacon Insurance Group, Ltd. Class A                                4,000                   63,720                   0.0%
#    Oppenheimer Holdings, Inc. Class A                                     1,595                   39,157                   0.0%
     Oritani Financial Corp.                                                2,695                   39,805                   0.0%
     Pacific Continental Corp.                                              1,612                   23,245                   0.0%
*    Pacific Mercantile Bancorp                                             2,264                   15,939                   0.0%
#*   Pacific Premier Bancorp, Inc.                                            800                   12,952                   0.0%
     PacWest Bancorp                                                       11,877                  506,673                   0.3%
#    Park National Corp.                                                      370                   31,217                   0.0%
     Park Sterling Corp.                                                    4,531                   34,707                   0.0%
     PartnerRe, Ltd.                                                        8,404                  972,259                   0.5%
*    Patriot National Bancorp, Inc.                                           600                    1,104                   0.0%
#    Peapack Gladstone Financial Corp.                                      1,044                   19,053                   0.0%
     Penns Woods Bancorp, Inc.                                                225                   10,919                   0.0%
#    People's United Financial, Inc.                                       43,054                  629,449                   0.3%
     Peoples Bancorp, Inc.                                                  2,919                   71,953                   0.0%
#*   PHH Corp.                                                              7,724                  182,982                   0.1%
#*   PICO Holdings, Inc.                                                    3,461                   76,488                   0.0%
#    Pinnacle Financial Partners, Inc.                                      4,246                  166,443                   0.1%
*    Piper Jaffray Cos.                                                     2,190                  123,647                   0.1%
     Platinum Underwriters Holdings, Ltd.                                   5,728                  358,745                   0.2%
*    Popular, Inc.                                                          8,253                  263,106                   0.1%
#    Preferred Bank                                                         1,052                   27,962                   0.0%
     Premier Financial Bancorp, Inc.                                          658                    9,587                   0.0%
     Primerica, Inc.                                                        6,623                  338,766                   0.2%
     PrivateBancorp, Inc.                                                  10,095                  326,270                   0.2%
     ProAssurance Corp.                                                     8,238                  385,374                   0.2%
     Prosperity Bancshares, Inc.                                              721                   43,541                   0.0%
     Protective Life Corp.                                                 11,192                  779,859                   0.4%
     Provident Financial Holdings, Inc.                                     2,100                   30,618                   0.0%
     Provident Financial Services, Inc.                                     9,873                  179,985                   0.1%
     Prudential Bancorp, Inc.                                                  88                    1,067                   0.0%
     Pulaski Financial Corp.                                                1,241                   14,855                   0.0%
*    QC Holdings, Inc.                                                        800                    1,360                   0.0%
     QCR Holdings, Inc.                                                       225                    3,994                   0.0%
     Reinsurance Group of America, Inc.                                     8,697                  732,722                   0.4%
#    RenaissanceRe Holdings, Ltd.                                           4,856                  501,770                   0.3%
     Renasant Corp.                                                         5,526                  166,609                   0.1%
     Republic Bancorp, Inc. Class A                                         2,281                   55,314                   0.0%
#*   Republic First Bancorp, Inc.                                             425                    1,687                   0.0%
#    Resource America, Inc. Class A                                         6,061                   57,822                   0.0%
*    Riverview Bancorp, Inc.                                                4,200                   17,094                   0.0%
#    RLI Corp.                                                              3,931                  194,938                   0.1%
#    S&T Bancorp, Inc.                                                      4,563                  125,893                   0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Financials -- (Continued)
#*        Safeguard Scientifics, Inc.                                       1,021     $             20,369                   0.0%
          Safety Insurance Group, Inc.                                      3,321                  207,164                   0.1%
          Sandy Spring Bancorp, Inc.                                        4,334                  111,817                   0.1%
          Selective Insurance Group, Inc.                                   7,600                  196,232                   0.1%
#*        Shore Bancshares, Inc.                                              479                    4,397                   0.0%
          SI Financial Group, Inc.                                          1,191                   13,149                   0.0%
          Sierra Bancorp                                                      974                   16,714                   0.0%
          Simmons First National Corp. Class A                              2,031                   85,282                   0.1%
          Simplicity Bancorp, Inc.                                            735                   12,179                   0.0%
          South State Corp.                                                 2,158                  130,149                   0.1%
(Degree)  Southern Community Financial Corp.                                6,200                    5,739                   0.0%
*         Southern First Bancshares, Inc.                                     266                    3,868                   0.0%
          Southern Missouri Bancorp, Inc.                                     160                    5,915                   0.0%
#         Southside Bancshares, Inc.                                          517                   17,361                   0.0%
#         Southwest Bancorp, Inc.                                           5,301                   95,577                   0.1%
          Southwest Georgia Financial Corp.                                    98                    1,323                   0.0%
          StanCorp Financial Group, Inc.                                    7,052                  490,537                   0.2%
          State Auto Financial Corp.                                       10,929                  228,744                   0.1%
          Sterling Bancorp                                                  6,957                   97,815                   0.1%
          Stewart Information Services Corp.                                5,277                  186,384                   0.1%
*         Stifel Financial Corp.                                            1,527                   72,548                   0.0%
          Stock Yards Bancorp, Inc.                                           300                    9,984                   0.0%
#*        Stratus Properties, Inc.                                            650                    8,983                   0.0%
          Suffolk Bancorp                                                   2,821                   64,770                   0.0%
#*        Sun Bancorp, Inc.                                                 1,027                   20,745                   0.0%
          Susquehanna Bancshares, Inc.                                     43,190                  423,694                   0.2%
*         SWS Group, Inc.                                                   2,700                   19,953                   0.0%
          Symetra Financial Corp.                                          19,802                  469,307                   0.2%
          Synovus Financial Corp.                                          15,983                  405,329                   0.2%
          TCF Financial Corp.                                              22,431                  346,559                   0.2%
#         Territorial Bancorp, Inc.                                           408                    8,764                   0.0%
          Timberland Bancorp, Inc.                                            400                    4,224                   0.0%
#         Tompkins Financial Corp.                                          1,392                   69,878                   0.0%
#         Towne Bank                                                        2,237                   33,913                   0.0%
*         Tree.com, Inc.                                                      400                   14,796                   0.0%
          Trico Bancshares                                                  2,681                   70,510                   0.0%
#         TrustCo Bank Corp.                                               11,652                   85,060                   0.1%
#         Trustmark Corp.                                                   8,617                  209,652                   0.1%
#         UMB Financial Corp.                                               5,352                  318,872                   0.2%
          Umpqua Holdings Corp.                                             8,306                  146,186                   0.1%
*         Unico American Corp.                                              1,400                   16,296                   0.0%
          Union Bankshares Corp.                                            8,400                  188,832                   0.1%
#         United Bankshares, Inc.                                           8,460                  290,009                   0.2%
          United Community Banks, Inc.                                      3,682                   66,386                   0.0%
#         United Community Financial Corp.                                  1,067                    5,463                   0.0%
          United Financial Bancorp, Inc.                                    3,465                   48,614                   0.0%
          United Fire Group, Inc.                                           5,738                  186,370                   0.1%
          Unity Bancorp, Inc.                                                 594                    5,441                   0.0%
          Universal Insurance Holdings, Inc.                                2,802                   49,035                   0.0%
#         Univest Corp. of Pennsylvania                                     2,456                   50,397                   0.0%
          Validus Holdings, Ltd.                                           10,967                  436,267                   0.2%
#         Valley National Bancorp                                           1,335                   13,323                   0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Financials -- (Continued)
     ViewPoint Financial Group, Inc.                                        4,189     $            114,234                   0.1%
#*   Walker & Dunlop, Inc.                                                  2,479                   39,937                   0.0%
     Washington Federal, Inc.                                              21,207                  462,949                   0.2%
#    Washington Trust Bancorp, Inc.                                         2,119                   81,306                   0.1%
     Waterstone Financial, Inc.                                             1,967                   24,076                   0.0%
     Webster Financial Corp.                                               12,369                  387,644                   0.2%
     WesBanco, Inc.                                                         6,027                  207,690                   0.1%
#    West Bancorporation, Inc.                                              5,550                   92,019                   0.1%
     Westfield Financial, Inc.                                              5,949                   42,059                   0.0%
     White Mountains Insurance Group, Ltd.                                    580                  362,454                   0.2%
     Wilshire Bancorp, Inc.                                                 7,711                   76,339                   0.0%
     Wintrust Financial Corp.                                               8,054                  373,061                   0.2%
     WR Berkley Corp.                                                      14,110                  727,229                   0.4%
*    Wright Investors' Service Holdings, Inc.                               1,000                    1,600                   0.0%
     WSFS Financial Corp.                                                     796                   62,605                   0.0%
*    Yadkin Financial Corp.                                                   293                    5,687                   0.0%
     Zions Bancorporation                                                  26,263                  760,839                   0.4%
                                                                                      --------------------    ------------------
Total Financials                                                                                49,023,883                  23.7%
                                                                                      --------------------    ------------------
Health Care -- (4.9%)
#*   Addus HomeCare Corp.                                                     201                    3,994                   0.0%
*    Affymetrix, Inc.                                                      14,846                  133,762                   0.1%
#*   Albany Molecular Research, Inc.                                        7,139                  166,053                   0.1%
*    Alere, Inc.                                                           19,422                  776,297                   0.4%
*    Allied Healthcare Products, Inc.                                       1,700                    3,196                   0.0%
*    Almost Family, Inc.                                                    2,016                   59,351                   0.0%
#*   Alphatec Holdings, Inc.                                                4,114                    6,253                   0.0%
#*   Amedisys, Inc.                                                        10,397                  271,362                   0.1%
*    American Shared Hospital Services                                        400                      868                   0.0%
#*   Amsurg Corp.                                                           7,140                  385,631                   0.2%
     Analogic Corp.                                                         1,500                  109,410                   0.1%
*    AngioDynamics, Inc.                                                    7,576                  128,792                   0.1%
*    Anika Therapeutics, Inc.                                               1,025                   41,143                   0.0%
*    Arrhythmia Research Technology, Inc.                                     291                    1,877                   0.0%
*    Bio-Rad Laboratories, Inc. Class A                                     1,681                  189,650                   0.1%
#*   BioScrip, Inc.                                                         8,822                   56,990                   0.0%
#*   BioTelemetry, Inc.                                                     3,176                   26,647                   0.0%
*    Cambrex Corp.                                                          1,444                   30,440                   0.0%
*    Capital Senior Living Corp.                                            1,323                   29,767                   0.0%
*    Community Health Systems, Inc.                                        15,723                  864,293                   0.4%
     CONMED Corp.                                                           6,090                  255,719                   0.1%
#*   Cross Country Healthcare, Inc.                                         9,348                   90,395                   0.1%
#    CryoLife, Inc.                                                         5,333                   54,717                   0.0%
#*   Cumberland Pharmaceuticals, Inc.                                       3,402                   16,670                   0.0%
*    Cutera, Inc.                                                           2,803                   29,431                   0.0%
*    Cynosure, Inc. Class A                                                 1,633                   41,299                   0.0%
     Digirad Corp.                                                          3,300                   14,190                   0.0%
#*   Emergent Biosolutions, Inc.                                            6,746                  152,595                   0.1%
     Ensign Group, Inc. (The)                                               1,332                   51,575                   0.0%
#*   Enzo Biochem, Inc.                                                     4,925                   25,709                   0.0%
*    Exactech, Inc.                                                         1,341                   28,563                   0.0%
*    Five Star Quality Care, Inc.                                          10,700                   44,191                   0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Health Care -- (Continued)
*          Gentiva Health Services, Inc.                                    1,754     $             34,554                   0.0%
*          Greatbatch, Inc.                                                 5,343                  268,165                   0.1%
*          Haemonetics Corp.                                                3,069                  115,763                   0.1%
#*         Hanger, Inc.                                                     2,204                   52,742                   0.0%
*          Harvard Apparatus Regenerative Technology, Inc.                    372                    2,336                   0.0%
*          Harvard Bioscience, Inc.                                         4,641                   22,277                   0.0%
*          Health Net, Inc.                                                 4,074                  193,556                   0.1%
*          Healthways, Inc.                                                 5,311                   82,320                   0.0%
           Hill-Rom Holdings, Inc.                                          3,697                  164,443                   0.1%
*          Hologic, Inc.                                                    4,867                  127,467                   0.1%
*          ICU Medical, Inc.                                                1,301                   92,241                   0.1%
*          Impax Laboratories, Inc.                                           860                   24,914                   0.0%
#*         Integra LifeSciences Holdings Corp.                              3,633                  185,683                   0.1%
#          Invacare Corp.                                                   8,389                  131,791                   0.1%
*          IPC The Hospitalist Co., Inc.                                    1,164                   48,492                   0.0%
           Kewaunee Scientific Corp.                                          170                    2,958                   0.0%
           Kindred Healthcare, Inc.                                        12,870                  279,922                   0.1%
#*         Lannett Co., Inc.                                                  707                   40,101                   0.0%
           LeMaitre Vascular, Inc.                                          3,115                   22,802                   0.0%
*          LHC Group, Inc.                                                  2,425                   59,049                   0.0%
*          LifePoint Hospitals, Inc.                                       10,900                  763,000                   0.4%
*          Magellan Health Services, Inc.                                   5,679                  343,693                   0.2%
*          Mallinckrodt P.L.C.                                                927                   85,451                   0.1%
*          MedAssets, Inc.                                                  7,092                  153,613                   0.1%
(Degree)#* MedCath Corp.                                                    5,455                       --                   0.0%
*          Medicines Co. (The)                                              5,021                  127,132                   0.1%
*          Merit Medical Systems, Inc.                                      4,548                   68,902                   0.0%
#*         Misonix, Inc.                                                    2,000                   26,720                   0.0%
*          Molina Healthcare, Inc.                                          6,454                  313,923                   0.2%
           National Healthcare Corp.                                        1,778                  107,231                   0.1%
#*         Natus Medical, Inc.                                              9,044                  307,496                   0.2%
#*         NuVasive, Inc.                                                   4,151                  169,776                   0.1%
           Omnicare, Inc.                                                  15,345                1,021,824                   0.5%
*          Omnicell, Inc.                                                   4,066                  131,372                   0.1%
*          Orthofix International NV                                        1,448                   42,499                   0.0%
           Owens & Minor, Inc.                                              6,254                  208,383                   0.1%
*          PDI, Inc.                                                        3,900                    7,098                   0.0%
*          PharMerica Corp.                                                 7,727                  221,688                   0.1%
           Pozen, Inc.                                                      2,709                   24,571                   0.0%
*          Prestige Brands Holdings, Inc.                                  11,035                  390,860                   0.2%
*          Providence Service Corp. (The)                                     308                   13,607                   0.0%
#*         Repligen Corp.                                                   2,675                   67,463                   0.0%
#*         RTI Surgical, Inc.                                              11,548                   58,779                   0.0%
#*         Sciclone Pharmaceuticals, Inc.                                   7,214                   55,115                   0.0%
           Select Medical Holdings Corp.                                   16,581                  239,098                   0.1%
#*         Skilled Healthcare Group, Inc. Class A                             298                    2,065                   0.0%
           Span-America Medical Systems, Inc.                                 363                    6,843                   0.0%
           STERIS Corp.                                                       876                   54,137                   0.0%
#*         Sucampo Pharmaceuticals, Inc. Class A                              928                    7,999                   0.0%
#*         SunLink Health Systems, Inc.                                       887                    1,552                   0.0%
*          Symmetry Medical, Inc.                                           8,513                   84,279                   0.0%
#*         Targacept, Inc.                                                  4,500                   10,530                   0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Health Care -- (Continued)
*         Thoratec Corp.                                                    1,080     $             29,354                   0.0%
*         Tornier NV                                                          882                   24,652                   0.0%
*         Triple-S Management Corp. Class B                                 4,208                   93,165                   0.1%
*         Universal American Corp.                                         19,798                  184,517                   0.1%
*         VCA, Inc.                                                         5,569                  253,779                   0.1%
*         WellCare Health Plans, Inc.                                       4,265                  289,466                   0.1%
                                                                                      --------------------    ------------------
Total Health Care                                                                               12,034,038                   5.8%
                                                                                      --------------------    ------------------
Industrials -- (15.3%)
          AAR Corp.                                                         7,598                  201,347                   0.1%
          ABM Industries, Inc.                                             12,768                  352,908                   0.2%
*         ACCO Brands Corp.                                                11,040                   90,859                   0.0%
*         Accuride Corp.                                                    2,376                   11,452                   0.0%
          Aceto Corp.                                                       7,911                  179,896                   0.1%
          Acme United Corp.                                                   100                    1,725                   0.0%
#         Actuant Corp. Class A                                             9,472                  300,168                   0.1%
#         ADT Corp. (The)                                                  20,752                  743,752                   0.4%
*         AECOM Technology Corp.                                           16,228                  528,208                   0.3%
#*        Aegion Corp.                                                      8,741                  160,135                   0.1%
*         Aerovironment, Inc.                                                 463                   14,191                   0.0%
#         AGCO Corp.                                                       13,971                  619,055                   0.3%
          Air Lease Corp.                                                  11,340                  414,931                   0.2%
*         Air Transport Services Group, Inc.                               13,995                  114,479                   0.1%
#         Aircastle, Ltd.                                                     170                    3,244                   0.0%
          Alamo Group, Inc.                                                 2,616                  112,069                   0.1%
          Alaska Air Group, Inc.                                           17,072                  908,743                   0.4%
          Albany International Corp. Class A                                3,666                  138,501                   0.1%
          Alliant Techsystems, Inc.                                         3,751                  438,717                   0.2%
(Degree)  Allied Defense Group, Inc.                                        2,400                      192                   0.0%
          Allied Motion Technologies, Inc.                                    400                    5,872                   0.0%
#         Altra Industrial Motion Corp.                                     3,339                  105,245                   0.1%
          AMERCO                                                            5,363                1,454,017                   0.7%
#*        Ameresco, Inc. Class A                                            2,474                   20,386                   0.0%
          American Railcar Industries, Inc.                                 3,877                  255,145                   0.1%
          American Science & Engineering, Inc.                                463                   25,604                   0.0%
#*        American Superconductor Corp.                                     1,994                    2,612                   0.0%
*         AMREP Corp.                                                         600                    2,334                   0.0%
#         Apogee Enterprises, Inc.                                            922                   40,476                   0.0%
#         Applied Industrial Technologies, Inc.                             5,416                  264,355                   0.1%
*         ARC Document Solutions, Inc.                                      6,626                   67,254                   0.0%
          ArcBest Corp.                                                     7,417                  287,038                   0.1%
#*        Arotech Corp.                                                     3,700                   10,915                   0.0%
          Astec Industries, Inc.                                            5,179                  196,336                   0.1%
#*        Atlas Air Worldwide Holdings, Inc.                                5,799                  214,099                   0.1%
*         Avalon Holdings Corp. Class A                                       262                      917                   0.0%
*         Avis Budget Group, Inc.                                          21,045                1,173,259                   0.6%
#         AZZ, Inc.                                                         2,641                  123,493                   0.1%
#         Baltic Trading, Ltd.                                             10,469                   39,259                   0.0%
          Barnes Group, Inc.                                                6,896                  252,118                   0.1%
#*        Beacon Roofing Supply, Inc.                                       4,262                  117,930                   0.1%
          Brady Corp. Class A                                               4,416                  105,277                   0.1%
#         Briggs & Stratton Corp.                                           9,608                  194,178                   0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Industrials -- (Continued)
     Brink's Co. (The)                                                      2,671     $             56,091                   0.0%
*    CAI International, Inc.                                                2,583                   54,372                   0.0%
#*   CBIZ, Inc.                                                            11,257                  103,902                   0.1%
     CDI Corp.                                                              5,340                   91,795                   0.0%
     Ceco Environmental Corp.                                                 722                   10,339                   0.0%
     Celadon Group, Inc.                                                    3,852                   74,960                   0.0%
     CIRCOR International, Inc.                                             2,507                  188,401                   0.1%
     Civeo Corp.                                                            6,350                   77,407                   0.0%
#*   Clean Harbors, Inc.                                                    7,232                  358,924                   0.2%
     Columbus McKinnon Corp.                                                4,617                  131,354                   0.1%
     Comfort Systems USA, Inc.                                              3,476                   53,391                   0.0%
     Compx International, Inc.                                                200                    2,226                   0.0%
     Con-way, Inc.                                                          7,975                  345,876                   0.2%
     Copa Holdings SA Class A                                               1,953                  228,345                   0.1%
     Courier Corp.                                                          1,913                   25,959                   0.0%
#    Covanta Holding Corp.                                                 15,004                  331,138                   0.2%
*    Covenant Transportation Group, Inc. Class A                            3,300                   68,442                   0.0%
*    CPI Aerostructures, Inc.                                               1,700                   16,235                   0.0%
*    CRA International, Inc.                                                1,273                   38,190                   0.0%
     Cubic Corp.                                                              866                   41,776                   0.0%
     Curtiss-Wright Corp.                                                  10,861                  751,690                   0.4%
*    DigitalGlobe, Inc.                                                     3,653                  104,439                   0.1%
     Douglas Dynamics, Inc.                                                 3,360                   69,653                   0.0%
*    Ducommun, Inc.                                                         2,731                   72,126                   0.0%
#*   Dycom Industries, Inc.                                                 5,686                  178,484                   0.1%
#    Dynamic Materials Corp.                                                1,500                   27,315                   0.0%
     Eastern Co. (The)                                                        510                    8,323                   0.0%
     Ecology and Environment, Inc. Class A                                    210                    2,077                   0.0%
     EMCOR Group, Inc.                                                      1,220                   53,839                   0.0%
     Encore Wire Corp.                                                      4,620                  175,283                   0.1%
     EnerSys                                                                2,184                  137,155                   0.1%
#*   Engility Holdings, Inc.                                                3,674                  158,717                   0.1%
     Ennis, Inc.                                                            5,808                   86,133                   0.0%
*    EnPro Industries, Inc.                                                 3,739                  241,278                   0.1%
#    ESCO Technologies, Inc.                                                3,497                  132,956                   0.1%
     Espey Manufacturing & Electronics Corp.                                  172                    3,268                   0.0%
     Exelis, Inc.                                                          18,651                  332,920                   0.2%
     Federal Signal Corp.                                                  14,257                  202,449                   0.1%
*    Franklin Covey Co.                                                     3,400                   66,674                   0.0%
#    Franklin Electric Co., Inc.                                            2,282                   85,210                   0.0%
#    FreightCar America, Inc.                                               3,408                  112,362                   0.1%
#*   FTI Consulting, Inc.                                                   8,053                  325,180                   0.2%
#*   Fuel Tech, Inc.                                                        1,990                    8,060                   0.0%
*    Furmanite Corp.                                                        1,945                   14,549                   0.0%
     G&K Services, Inc. Class A                                             5,010                  315,981                   0.2%
     GATX Corp.                                                            10,799                  684,657                   0.3%
*    Gencor Industries, Inc.                                                  600                    5,814                   0.0%
     General Cable Corp.                                                    2,608                   36,955                   0.0%
*    Gibraltar Industries, Inc.                                             6,948                  105,957                   0.1%
     Global Power Equipment Group, Inc.                                       800                   10,904                   0.0%
#*   Goldfield Corp. (The)                                                  2,600                    4,992                   0.0%
*    GP Strategies Corp.                                                    4,100                  135,956                   0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Industrials -- (Continued)
*    GrafTech International, Ltd.                                          29,852     $            128,065                   0.1%
     Granite Construction, Inc.                                               306                   11,294                   0.0%
*    Great Lakes Dredge & Dock Corp.                                       16,521                  115,482                   0.1%
#    Greenbrier Cos., Inc. (The)                                            4,835                  302,381                   0.1%
     Griffon Corp.                                                         14,026                  172,380                   0.1%
     H&E Equipment Services, Inc.                                           3,272                  122,340                   0.1%
     Hardinge, Inc.                                                         3,769                   42,288                   0.0%
*    Hawaiian Holdings, Inc.                                               14,927                  258,834                   0.1%
     Heidrick & Struggles International, Inc.                               3,465                   72,141                   0.0%
#*   Hill International, Inc.                                               5,419                   21,026                   0.0%
#    Houston Wire & Cable Co.                                               4,919                   66,702                   0.0%
*    Hub Group, Inc. Class A                                                7,415                  269,090                   0.1%
*    Hudson Global, Inc.                                                    4,736                   16,150                   0.0%
     Huntington Ingalls Industries, Inc.                                      469                   49,630                   0.0%
#    Hurco Cos., Inc.                                                       1,730                   66,657                   0.0%
*    Huron Consulting Group, Inc.                                           2,914                  202,844                   0.1%
     Hyster-Yale Materials Handling, Inc.                                     893                   70,092                   0.0%
*    ICF International, Inc.                                                5,016                  182,281                   0.1%
*    Innovative Solutions & Support, Inc.                                     573                    1,599                   0.0%
     Insteel Industries, Inc.                                               3,260                   77,718                   0.0%
#    International Shipholding Corp.                                        1,600                   32,064                   0.0%
#    Intersections, Inc.                                                    2,527                   10,108                   0.0%
*    Jacobs Engineering Group, Inc.                                         1,903                   90,297                   0.0%
#*   JetBlue Airways Corp.                                                 57,197                  660,053                   0.3%
#    Joy Global, Inc.                                                       8,656                  455,565                   0.2%
     Kadant, Inc.                                                           2,642                  109,220                   0.1%
#    Kaman Corp.                                                            2,852                  122,807                   0.1%
     KBR, Inc.                                                              1,200                   22,896                   0.0%
#    Kelly Services, Inc. Class A                                          10,362                  182,682                   0.1%
*    Key Technology, Inc.                                                     987                   13,068                   0.0%
     Kimball International, Inc. Class B                                    6,951                  124,979                   0.1%
*    Kirby Corp.                                                            6,142                  679,182                   0.3%
#    Knight Transportation, Inc.                                            8,643                  252,894                   0.1%
#    Knightsbridge Shipping, Ltd.                                           8,200                   71,996                   0.0%
*    Korn/Ferry International                                              11,096                  309,911                   0.2%
#*   Kratos Defense & Security Solutions, Inc.                             12,683                   88,401                   0.0%
#*   Lawson Products, Inc.                                                  2,008                   48,353                   0.0%
#*   Layne Christensen Co.                                                  5,272                   37,958                   0.0%
     LB Foster Co. Class A                                                  1,738                   94,008                   0.0%
#*   LMI Aerospace, Inc.                                                    2,100                   27,678                   0.0%
     LS Starrett Co. (The) Class A                                            489                    7,227                   0.0%
     LSI Industries, Inc.                                                   5,575                   39,917                   0.0%
*    Lydall, Inc.                                                           3,900                  120,627                   0.1%
     Marten Transport, Ltd.                                                 9,879                  193,826                   0.1%
#*   MasTec, Inc.                                                           4,508                  129,109                   0.1%
     Matson, Inc.                                                           5,382                  153,333                   0.1%
#    Matthews International Corp. Class A                                   3,299                  152,018                   0.1%
#    McGrath RentCorp                                                       4,406                  160,951                   0.1%
*    Meritor, Inc.                                                            198                    2,275                   0.0%
*    Mfri, Inc.                                                             1,500                   13,680                   0.0%
     Miller Industries, Inc.                                                2,674                   52,865                   0.0%
*    Mistras Group, Inc.                                                    1,362                   22,459                   0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Industrials -- (Continued)
#    Mobile Mini, Inc.                                                     11,000     $            482,130                   0.2%
*    MRC Global, Inc.                                                       5,885                  123,762                   0.1%
     Mueller Industries, Inc.                                               7,652                  248,384                   0.1%
     Mueller Water Products, Inc. Class A                                  12,018                  118,618                   0.1%
#    Multi-Color Corp.                                                      1,827                   90,071                   0.0%
#*   MYR Group, Inc.                                                        3,754                   97,379                   0.1%
#    National Presto Industries, Inc.                                         238                   15,008                   0.0%
*    Navigant Consulting, Inc.                                             14,008                  215,583                   0.1%
     NL Industries, Inc.                                                   15,300                  111,537                   0.1%
     NN, Inc.                                                               3,495                   87,375                   0.0%
*    Northwest Pipe Co.                                                     2,813                  100,649                   0.1%
#*   Ocean Power Technologies, Inc.                                           100                      100                   0.0%
*    On Assignment, Inc.                                                    6,152                  179,023                   0.1%
*    Orbital Sciences Corp.                                                11,173                  293,850                   0.1%
*    Orion Energy Systems, Inc.                                             5,713                   32,850                   0.0%
*    Orion Marine Group, Inc.                                               3,785                   41,484                   0.0%
     Oshkosh Corp.                                                          4,795                  214,624                   0.1%
     Owens Corning                                                         17,148                  549,765                   0.3%
#*   PAM Transportation Services, Inc.                                      3,545                  152,364                   0.1%
#*   Patriot Transportation Holding, Inc.                                     240                   10,166                   0.0%
*    Pendrell Corp.                                                         4,995                    8,342                   0.0%
*    Pike Corp.                                                             8,910                  106,385                   0.1%
#    Powell Industries, Inc.                                                1,718                   78,221                   0.0%
     Preformed Line Products Co.                                              707                   40,292                   0.0%
     Providence and Worcester Railroad Co.                                    200                    3,558                   0.0%
     Quad/Graphics, Inc.                                                    4,792                  105,664                   0.1%
     Quanex Building Products Corp.                                        11,219                  224,604                   0.1%
*    Quanta Services, Inc.                                                 26,816                  913,889                   0.4%
     RBC Bearings, Inc.                                                       387                   23,510                   0.0%
*    RCM Technologies, Inc.                                                 4,177                   31,495                   0.0%
     Regal-Beloit Corp.                                                     5,038                  357,547                   0.2%
#*   Republic Airways Holdings, Inc.                                       11,023                  138,008                   0.1%
     Resources Connection, Inc.                                             8,698                  134,558                   0.1%
*    Roadrunner Transportation Systems, Inc.                                3,684                   75,927                   0.0%
*    RPX Corp.                                                              4,720                   66,316                   0.0%
#*   Rush Enterprises, Inc. Class A                                         6,802                  259,156                   0.1%
*    Rush Enterprises, Inc. Class B                                         1,650                   53,345                   0.0%
     Ryder System, Inc.                                                     9,234                  816,932                   0.4%
*    Saia, Inc.                                                             5,262                  257,943                   0.1%
     SIFCO Industries, Inc.                                                   659                   22,419                   0.0%
     Simpson Manufacturing Co., Inc.                                        5,563                  184,024                   0.1%
     SkyWest, Inc.                                                         11,060                  127,411                   0.1%
*    SL Industries, Inc.                                                      502                   22,590                   0.0%
*    SP Plus Corp.                                                            703                   15,339                   0.0%
*    Sparton Corp.                                                          2,441                   66,151                   0.0%
#*   Standard Register Co. (The)                                              969                    4,961                   0.0%
     Standex International Corp.                                            2,444                  210,795                   0.1%
*    Sterling Construction Co., Inc.                                        1,634                   14,412                   0.0%
     Supreme Industries, Inc. Class A                                       1,383                    9,197                   0.0%
#    TAL International Group, Inc.                                          8,064                  347,800                   0.2%
*    Team, Inc.                                                               744                   31,352                   0.0%
*    Tecumseh Products Co.                                                  3,300                   12,177                   0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Industrials -- (Continued)
#    Terex Corp.                                                           11,903     $            342,449                   0.2%
     Tetra Tech, Inc.                                                       6,935                  185,927                   0.1%
     Timken Co. (The)                                                       4,481                  192,638                   0.1%
#    Titan International, Inc.                                              4,381                   46,263                   0.0%
#*   Titan Machinery, Inc.                                                  2,923                   40,220                   0.0%
#*   TRC Cos., Inc.                                                         1,013                    7,375                   0.0%
*    Trimas Corp.                                                           4,035                  127,748                   0.1%
#    Trinity Industries, Inc.                                              22,210                  793,119                   0.4%
     Triumph Group, Inc.                                                    5,896                  410,538                   0.2%
*    Tutor Perini Corp.                                                    11,031                  308,978                   0.2%
     Twin Disc, Inc.                                                          322                    8,378                   0.0%
*    Ultralife Corp.                                                          969                    3,072                   0.0%
*    Ultrapetrol Bahamas, Ltd.                                                200                      602                   0.0%
     UniFirst Corp.                                                         3,100                  345,836                   0.2%
#    United Stationers, Inc.                                                3,991                  166,704                   0.1%
     Universal Forest Products, Inc.                                        4,248                  212,273                   0.1%
#*   USA Truck, Inc.                                                        3,004                   50,768                   0.0%
#    Valmont Industries, Inc.                                               2,999                  408,374                   0.2%
*    Versar, Inc.                                                             700                    2,275                   0.0%
     Viad Corp.                                                             5,190                  132,397                   0.1%
*    Virco Manufacturing Corp.                                              4,400                   11,924                   0.0%
*    Volt Information Sciences, Inc.                                        1,471                   12,195                   0.0%
     VSE Corp.                                                                471                   28,392                   0.0%
#*   Wabash National Corp.                                                  2,784                   28,675                   0.0%
     Waste Connections, Inc.                                               11,591                  578,391                   0.3%
     Watts Water Technologies, Inc. Class A                                 6,750                  409,253                   0.2%
#    Werner Enterprises, Inc.                                               9,497                  261,547                   0.1%
*    Wesco Aircraft Holdings, Inc.                                          5,041                   89,478                   0.0%
#*   WESCO International, Inc.                                              3,964                  326,673                   0.2%
*    Willis Lease Finance Corp.                                             2,293                   52,303                   0.0%
#*   XPO Logistics, Inc.                                                      470                   18,762                   0.0%
                                                                                      --------------------    ------------------
Total Industrials                                                                               37,507,140                  18.1%
                                                                                      --------------------    ------------------
Information Technology -- (11.9%)
#*   Acorn Energy, Inc.                                                     1,057                    1,110                   0.0%
*    Actua Corp.                                                              288                    5,414                   0.0%
*    Acxiom Corp.                                                           1,408                   26,527                   0.0%
#*   ADDvantage Technologies Group, Inc.                                    1,399                    3,372                   0.0%
#    ADTRAN, Inc.                                                           5,633                  119,476                   0.1%
#*   Advanced Energy Industries, Inc.                                      10,467                  207,037                   0.1%
*    Agilysys, Inc.                                                         2,276                   25,719                   0.0%
*    Alpha & Omega Semiconductor, Ltd.                                      1,389                   12,876                   0.0%
*    Amkor Technology, Inc.                                                29,601                  200,695                   0.1%
*    Amtech Systems, Inc.                                                   1,700                   17,901                   0.0%
#*   ANADIGICS, Inc.                                                        4,700                    3,337                   0.0%
     Anixter International, Inc.                                              845                   71,969                   0.0%
*    AOL, Inc.                                                              9,865                  429,423                   0.2%
*    ARRIS Group, Inc.                                                     16,366                  491,307                   0.2%
*    Arrow Electronics, Inc.                                               15,959                  907,429                   0.5%
     Astro-Med, Inc.                                                        1,475                   19,780                   0.0%
#*   Aviat Networks, Inc.                                                   8,260                   14,538                   0.0%
     Avnet, Inc.                                                           19,698                  851,938                   0.4%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Information Technology -- (Continued)
          AVX Corp.                                                        16,491     $            238,130                   0.1%
          Aware, Inc.                                                       2,090                    9,029                   0.0%
*         Axcelis Technologies, Inc.                                       15,008                   32,717                   0.0%
*         AXT, Inc.                                                         7,116                   16,794                   0.0%
#*        Bankrate, Inc.                                                    7,959                   86,435                   0.1%
          Bel Fuse, Inc. Class B                                            2,447                   69,226                   0.0%
*         Benchmark Electronics, Inc.                                      14,030                  332,792                   0.2%
          Black Box Corp.                                                   4,026                   88,532                   0.1%
*         Blucora, Inc.                                                     9,800                  166,110                   0.1%
(Degree)* Bogen Corp.                                                       1,000                       --                   0.0%
*         BroadVision, Inc.                                                 1,325                   10,547                   0.0%
          Brocade Communications Systems, Inc.                             37,047                  397,514                   0.2%
          Brooks Automation, Inc.                                          21,013                  259,090                   0.1%
*         Bsquare Corp.                                                       300                    1,173                   0.0%
*         CACI International, Inc. Class A                                  4,064                  334,427                   0.2%
*         Calix, Inc.                                                         555                    6,000                   0.0%
#*        Cascade Microtech, Inc.                                           3,735                   40,114                   0.0%
*         Checkpoint Systems, Inc.                                         10,016                  132,812                   0.1%
#*        CIBER, Inc.                                                      17,728                   57,971                   0.0%
#*        Cirrus Logic, Inc.                                                8,047                  155,307                   0.1%
*         Coherent, Inc.                                                    6,367                  414,810                   0.2%
#         Cohu, Inc.                                                        5,574                   56,855                   0.0%
(Degree)* Commerce One, LLC                                                 4,310                       --                   0.0%
          Communications Systems, Inc.                                      2,300                   27,209                   0.0%
          Compuware Corp.                                                  24,751                  251,223                   0.1%
          Comtech Telecommunications Corp.                                  3,556                  135,377                   0.1%
#         Convergys Corp.                                                  15,672                  316,104                   0.2%
*         CoreLogic, Inc.                                                  10,628                  333,400                   0.2%
*         Covisint Corp.                                                    3,471                   10,031                   0.0%
#         CSG Systems International, Inc.                                   3,851                  102,090                   0.1%
          CSP, Inc.                                                            66                      526                   0.0%
          CTS Corp.                                                         7,318                  134,651                   0.1%
*         CyberOptics Corp.                                                 1,991                   18,218                   0.0%
          Daktronics, Inc.                                                  1,473                   19,606                   0.0%
*         Dice Holdings, Inc.                                              10,105                  100,747                   0.1%
#*        Digi International, Inc.                                          5,952                   49,283                   0.0%
*         Digital River, Inc.                                              10,060                  257,234                   0.1%
*         Diodes, Inc.                                                      6,961                  179,803                   0.1%
*         DSP Group, Inc.                                                   5,313                   51,483                   0.0%
          DST Systems, Inc.                                                 3,993                  384,726                   0.2%
*         DTS, Inc.                                                           681                   20,280                   0.0%
#         EarthLink Holdings Corp.                                         19,938                   71,378                   0.0%
*         EchoStar Corp. Class A                                            5,759                  269,118                   0.1%
*         Edgewater Technology, Inc.                                        3,967                   28,007                   0.0%
          Electro Rent Corp.                                                7,110                  108,356                   0.1%
#         Electro Scientific Industries, Inc.                               6,690                   47,499                   0.0%
*         Electronics for Imaging, Inc.                                     9,550                  436,626                   0.2%
*         Emcore Corp.                                                      3,590                   18,524                   0.0%
*         Emulex Corp.                                                     25,374                  143,617                   0.1%
#*        EnerNOC, Inc.                                                     2,417                   35,699                   0.0%
*         Entegris, Inc.                                                   19,237                  261,238                   0.1%
#*        Entropic Communications, Inc.                                    17,686                   44,215                   0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Information Technology -- (Continued)
     EPIQ Systems, Inc.                                                     7,601     $            121,920                   0.1%
*    ePlus, Inc.                                                            1,865                  113,896                   0.1%
#*   Exar Corp.                                                             8,425                   80,459                   0.0%
*    ExlService Holdings, Inc.                                              2,988                   83,634                   0.1%
*    Extreme Networks, Inc.                                                 2,744                    9,851                   0.0%
*    Fabrinet                                                               2,390                   43,522                   0.0%
#*   Fairchild Semiconductor International, Inc.                           23,505                  360,802                   0.2%
*    FARO Technologies, Inc.                                                  696                   38,976                   0.0%
#*   Finisar Corp.                                                          8,566                  143,224                   0.1%
#*   First Solar, Inc.                                                     13,757                  810,287                   0.4%
*    FormFactor, Inc.                                                      18,291                  145,779                   0.1%
*    Frequency Electronics, Inc.                                            3,104                   35,230                   0.0%
*    GigOptix, Inc.                                                           613                      766                   0.0%
*    Global Cash Access Holdings, Inc.                                      3,955                   28,832                   0.0%
*    GSE Systems, Inc.                                                      2,922                    4,412                   0.0%
*    GSI Group, Inc.                                                        2,330                   29,940                   0.0%
*    GSI Technology, Inc.                                                   2,792                   13,430                   0.0%
     Hackett Group, Inc. (The)                                              8,522                   59,739                   0.0%
*    Harmonic, Inc.                                                        26,943                  179,710                   0.1%
#*   Hutchinson Technology, Inc.                                            7,181                   25,636                   0.0%
     IAC/InterActiveCorp                                                    6,691                  452,914                   0.2%
*    ID Systems, Inc.                                                       2,201                   16,507                   0.0%
*    Identiv, Inc.                                                            629                    5,881                   0.0%
*    IEC Electronics Corp.                                                    490                    2,426                   0.0%
*    II-VI, Inc.                                                              640                    8,634                   0.0%
#*   Imation Corp.                                                          9,733                   28,518                   0.0%
*    Ingram Micro, Inc. Class A                                            24,100                  646,844                   0.3%
*    Insight Enterprises, Inc.                                             10,115                  230,116                   0.1%
     Integrated Silicon Solution, Inc.                                      8,560                  116,245                   0.1%
#*   Internap Network Services Corp.                                       13,820                  110,698                   0.1%
*    International Rectifier Corp.                                         16,153                  642,405                   0.3%
     Intersil Corp. Class A                                                23,351                  310,335                   0.2%
#*   Intevac, Inc.                                                          5,464                   40,434                   0.0%
*    IntraLinks Holdings, Inc.                                              5,167                   44,643                   0.0%
*    IntriCon Corp.                                                           700                    4,291                   0.0%
#*   Itron, Inc.                                                            4,758                  185,229                   0.1%
*    Ixia                                                                   4,531                   43,634                   0.0%
     IXYS Corp.                                                             7,733                   90,244                   0.1%
     Jabil Circuit, Inc.                                                   24,132                  505,565                   0.3%
*    Kemet Corp.                                                            5,338                   25,622                   0.0%
*    Key Tronic Corp.                                                       2,718                   22,342                   0.0%
#*   Knowles Corp.                                                          6,526                  126,996                   0.1%
*    Kofax, Ltd.                                                            5,387                   34,207                   0.0%
#*   Kopin Corp.                                                            7,138                   27,124                   0.0%
*    Kulicke & Soffa Industries, Inc.                                      12,945                  186,667                   0.1%
*    KVH Industries, Inc.                                                   4,246                   54,858                   0.0%
*    Lattice Semiconductor Corp.                                           31,134                  208,909                   0.1%
     Leidos Holdings, Inc.                                                  1,335                   48,821                   0.0%
#    Lexmark International, Inc. Class A                                   13,503                  582,789                   0.3%
*    LGL Group, Inc. (The)                                                    200                      758                   0.0%
#*   Limelight Networks, Inc.                                              11,505                   28,072                   0.0%
     Littelfuse, Inc.                                                         484                   47,209                   0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Information Technology -- (Continued)
*    LoJack Corp.                                                              76     $                214                   0.0%
*    Magnachip Semiconductor Corp.                                          4,300                   47,859                   0.0%
#    ManTech International Corp. Class A                                    4,084                  115,005                   0.1%
     Marvell Technology Group, Ltd.                                        53,781                  722,817                   0.4%
#*   Maxwell Technologies, Inc.                                             1,154                   13,456                   0.0%
     Mentor Graphics Corp.                                                 15,319                  324,610                   0.2%
*    Mercury Systems, Inc.                                                  6,310                   88,214                   0.1%
     Methode Electronics, Inc.                                              5,025                  197,884                   0.1%
*    Microsemi Corp.                                                        8,226                  214,452                   0.1%
     MKS Instruments, Inc.                                                 12,591                  458,312                   0.2%
#*   ModusLink Global Solutions, Inc.                                      11,199                   39,196                   0.0%
*    Monster Worldwide, Inc.                                               11,431                   44,124                   0.0%
#*   MoSys, Inc.                                                            1,329                    3,575                   0.0%
*    Multi-Fineline Electronix, Inc.                                        2,514                   25,517                   0.0%
*    NAPCO Security Technologies, Inc.                                      1,627                    6,964                   0.0%
*    NCI, Inc. Class A                                                        266                    2,708                   0.0%
*    NeoPhotonics Corp.                                                     1,818                    5,890                   0.0%
*    NETGEAR, Inc.                                                          5,300                  180,412                   0.1%
*    Newport Corp.                                                          6,601                  118,092                   0.1%
#*   Novatel Wireless, Inc.                                                 9,975                   28,429                   0.0%
#*   Oclaro, Inc.                                                           3,894                    6,114                   0.0%
*    OmniVision Technologies, Inc.                                         12,822                  343,373                   0.2%
*    ON Semiconductor Corp.                                                38,290                  317,424                   0.2%
     Oplink Communications, Inc.                                            5,262                  109,713                   0.1%
     Optical Cable Corp.                                                    1,600                    7,424                   0.0%
*    OSI Systems, Inc.                                                      2,303                  163,237                   0.1%
*    PAR Technology Corp.                                                   4,662                   23,958                   0.0%
#    Park Electrochemical Corp.                                             2,600                   67,080                   0.0%
     PC Connection, Inc.                                                    6,131                  146,224                   0.1%
     PC-Tel, Inc.                                                           4,282                   32,971                   0.0%
*    PCM, Inc.                                                              2,562                   24,749                   0.0%
     Perceptron, Inc.                                                       2,288                   23,040                   0.0%
*    Perficient, Inc.                                                       3,984                   66,055                   0.0%
*    Pericom Semiconductor Corp.                                            6,875                   75,144                   0.0%
*    Photronics, Inc.                                                      16,490                  148,245                   0.1%
#*   Planar Systems, Inc.                                                   1,620                    5,864                   0.0%
*    Plexus Corp.                                                           5,229                  216,219                   0.1%
*    PMC-Sierra, Inc.                                                      33,280                  259,251                   0.1%
*    Polycom, Inc.                                                         17,647                  230,823                   0.1%
#*   PRGX Global, Inc.                                                      2,531                   13,389                   0.0%
*    Progress Software Corp.                                                4,819                  124,812                   0.1%
*    QLogic Corp.                                                          18,699                  220,835                   0.1%
*    Qualstar Corp.                                                         4,358                    5,360                   0.0%
*    QuinStreet, Inc.                                                       2,787                   11,287                   0.0%
*    Radisys Corp.                                                          6,105                   15,262                   0.0%
*    RealNetworks, Inc.                                                     9,390                   64,791                   0.0%
     Reis, Inc.                                                               442                   10,343                   0.0%
#    RF Industries, Ltd.                                                      681                    3,099                   0.0%
#*   RF Micro Devices, Inc.                                                 3,400                   44,234                   0.0%
     Richardson Electronics, Ltd.                                           3,224                   32,272                   0.0%
*    Rofin-Sinar Technologies, Inc.                                         4,086                   91,486                   0.1%
#*   Rogers Corp.                                                           3,014                  206,067                   0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Information Technology -- (Continued)
#*   Rosetta Stone, Inc.                                                    2,793     $             26,729                   0.0%
*    Rovi Corp.                                                            17,138                  357,841                   0.2%
#*   Rudolph Technologies, Inc.                                             8,400                   73,752                   0.0%
*    Sanmina Corp.                                                         19,093                  478,662                   0.2%
*    ScanSource, Inc.                                                       4,730                  180,591                   0.1%
#*   Seachange International, Inc.                                          8,900                   60,164                   0.0%
*    Sigma Designs, Inc.                                                    7,808                   31,154                   0.0%
*    Silicon Laboratories, Inc.                                             5,498                  250,654                   0.1%
*    SMTC Corp.                                                             1,377                    2,424                   0.0%
#*   Spansion, Inc. Class A                                                 5,057                  104,073                   0.1%
*    StarTek, Inc.                                                          5,100                   38,352                   0.0%
#*   SunEdison, Inc.                                                       14,396                  280,866                   0.1%
#*   SunPower Corp.                                                         1,416                   45,085                   0.0%
*    Super Micro Computer, Inc.                                             6,433                  205,599                   0.1%
*    support.com, Inc.                                                      7,652                   16,299                   0.0%
*    Sykes Enterprises, Inc.                                                8,532                  183,779                   0.1%
     SYNNEX Corp.                                                           8,357                  578,137                   0.3%
#*   Take-Two Interactive Software, Inc.                                   12,682                  335,439                   0.2%
*    Tech Data Corp.                                                       10,139                  605,501                   0.3%
#*   TechTarget, Inc.                                                       2,025                   19,318                   0.0%
*    TeleCommunication Systems, Inc. Class A                               15,528                   44,721                   0.0%
#*   Telenav, Inc.                                                          3,850                   27,797                   0.0%
*    TeleTech Holdings, Inc.                                                   76                    1,962                   0.0%
#    Tessco Technologies, Inc.                                              2,100                   66,675                   0.0%
     Tessera Technologies, Inc.                                             1,898                   57,680                   0.0%
     TheStreet, Inc.                                                        6,043                   13,838                   0.0%
*    TriQuint Semiconductor, Inc.                                          38,852                  840,369                   0.4%
#*   TTM Technologies, Inc.                                                13,304                   91,931                   0.1%
*    Ultra Clean Holdings, Inc.                                             3,812                   33,469                   0.0%
     United Online, Inc.                                                    3,447                   38,675                   0.0%
#*   Veeco Instruments, Inc.                                                2,192                   78,890                   0.0%
*    VeriFone Systems, Inc.                                                   673                   25,076                   0.0%
*    Viasystems Group, Inc.                                                 4,052                   64,305                   0.0%
#    Vicon Industries, Inc.                                                 1,400                    2,226                   0.0%
*    Video Display Corp.                                                      314                      926                   0.0%
*    Virtusa Corp.                                                          3,367                  137,980                   0.1%
#    Vishay Intertechnology, Inc.                                          30,254                  408,732                   0.2%
#*   Vishay Precision Group, Inc.                                           2,563                   43,545                   0.0%
*    Westell Technologies, Inc. Class A                                     6,981                    9,355                   0.0%
*    Xcerra Corp.                                                             613                    5,204                   0.0%
*    XO Group, Inc.                                                         3,862                   49,163                   0.0%
                                                                                      --------------------    ------------------
Total Information Technology                                                                    29,047,296                  14.1%
                                                                                      --------------------    ------------------
Materials -- (6.4%)
     A Schulman, Inc.                                                       6,700                  237,247                   0.1%
#*   AM Castle & Co.                                                        5,552                   40,807                   0.0%
#    Ampco-Pittsburgh Corp.                                                 1,688                   36,782                   0.0%
     Aptargroup, Inc.                                                       4,449                  276,906                   0.1%
     Axiall Corp.                                                           7,957                  320,667                   0.2%
     Bemis Co., Inc.                                                       11,828                  455,023                   0.2%
*    Boise Cascade Co.                                                      4,174                  150,514                   0.1%
     Cabot Corp.                                                            4,772                  221,564                   0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Materials -- (Continued)
*    Calgon Carbon Corp.                                                    5,848     $            122,983                   0.1%
*    Century Aluminum Co.                                                  21,149                  619,243                   0.3%
#    Chase Corp.                                                            1,329                   47,671                   0.0%
*    Chemtura Corp.                                                        12,630                  294,153                   0.1%
*    Clearwater Paper Corp.                                                 2,436                  156,757                   0.1%
#    Cliffs Natural Resources, Inc.                                        22,141                  248,643                   0.1%
*    Codexis, Inc.                                                            714                    1,828                   0.0%
#*   Coeur Mining, Inc.                                                    10,835                   40,089                   0.0%
     Commercial Metals Co.                                                 22,697                  392,431                   0.2%
*    Core Molding Technologies, Inc.                                        1,192                   15,854                   0.0%
     Cytec Industries, Inc.                                                 1,679                   78,292                   0.0%
     Domtar Corp.                                                           7,864                  322,974                   0.2%
     Friedman Industries, Inc.                                              1,905                   14,554                   0.0%
     FutureFuel Corp.                                                       4,449                   59,261                   0.0%
#*   General Moly, Inc.                                                     3,502                    2,311                   0.0%
*    Graphic Packaging Holding Co.                                         43,447                  527,012                   0.3%
     Greif, Inc. Class A                                                    1,593                   70,188                   0.0%
     Greif, Inc. Class B                                                      400                   20,088                   0.0%
     Hawkins, Inc.                                                             83                    3,196                   0.0%
#    HB Fuller Co.                                                          6,567                  275,617                   0.1%
#*   Headwaters, Inc.                                                         369                    4,686                   0.0%
#    Hecla Mining Co.                                                       1,648                    3,593                   0.0%
#*   Horsehead Holding Corp.                                                2,992                   47,004                   0.0%
     Huntsman Corp.                                                        27,616                  673,830                   0.3%
     Innophos Holdings, Inc.                                                2,540                  144,780                   0.1%
     Innospec, Inc.                                                         2,725                  110,008                   0.1%
#    Kaiser Aluminum Corp.                                                  2,000                  139,100                   0.1%
*    KapStone Paper and Packaging Corp.                                    13,334                  410,154                   0.2%
     KMG Chemicals, Inc.                                                      301                    5,328                   0.0%
*    Kraton Performance Polymers, Inc.                                      3,937                   70,433                   0.0%
#    Kronos Worldwide, Inc.                                                 3,261                   43,828                   0.0%
#*   Landec Corp.                                                           7,144                   89,943                   0.1%
#*   Louisiana-Pacific Corp.                                               16,645                  243,017                   0.1%
*    LSB Industries, Inc.                                                   2,118                   79,489                   0.0%
     Materion Corp.                                                         4,579                  180,642                   0.1%
#*   McEwen Mining, Inc.                                                   15,310                   18,984                   0.0%
     MeadWestvaco Corp.                                                    21,544                  951,598                   0.5%
#*   Mercer International, Inc.                                             7,115                   89,507                   0.0%
#    Minerals Technologies, Inc.                                            4,556                  349,491                   0.2%
     Myers Industries, Inc.                                                 5,764                   86,114                   0.0%
     Neenah Paper, Inc.                                                       293                   17,876                   0.0%
     Noranda Aluminum Holding Corp.                                         4,511                   19,893                   0.0%
*    Northern Technologies International Corp.                                211                    3,950                   0.0%
#    Olin Corp.                                                            12,649                  306,612                   0.2%
#    Olympic Steel, Inc.                                                    2,514                   50,582                   0.0%
#    OM Group, Inc.                                                         4,801                  124,970                   0.1%
#*   OMNOVA Solutions, Inc.                                                 3,923                   27,579                   0.0%
*    Owens-Illinois, Inc.                                                  10,005                  257,829                   0.1%
*    Penford Corp.                                                          2,600                   49,010                   0.0%
     PH Glatfelter Co.                                                      9,725                  245,362                   0.1%
     Reliance Steel & Aluminum Co.                                         11,310                  763,199                   0.4%
*    Resolute Forest Products, Inc.                                         9,815                  182,166                   0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Materials -- (Continued)
           Rock-Tenn Co. Class A                                           17,997     $            920,547                   0.5%
#          Royal Gold, Inc.                                                 2,469                  141,103                   0.1%
*          RTI International Metals, Inc.                                   5,940                  139,887                   0.1%
#          Schnitzer Steel Industries, Inc. Class A                         5,896                  138,851                   0.1%
           Schweitzer-Mauduit International, Inc.                           2,189                   94,258                   0.1%
           Sensient Technologies Corp.                                      6,576                  389,168                   0.2%
           Sonoco Products Co.                                             10,317                  421,656                   0.2%
           Steel Dynamics, Inc.                                            31,853                  732,938                   0.4%
           Stepan Co.                                                         572                   25,328                   0.0%
#*         Stillwater Mining Co.                                           15,873                  208,412                   0.1%
#*         SunCoke Energy, Inc.                                            11,986                  286,465                   0.1%
           Synalloy Corp.                                                     142                    2,293                   0.0%
*          Taminco Corp.                                                    1,348                   34,900                   0.0%
           TimkenSteel Corp.                                                2,093                   84,934                   0.0%
*          Trecora Resources                                                  989                   13,005                   0.0%
           Tredegar Corp.                                                   6,824                  129,792                   0.1%
           Tronox, Ltd. Class A                                             6,387                  154,438                   0.1%
#          United States Lime & Minerals, Inc.                                301                   21,103                   0.0%
#          United States Steel Corp.                                       21,092                  844,524                   0.4%
*          Universal Stainless & Alloy Products, Inc.                       1,734                   44,581                   0.0%
#          Walter Energy, Inc.                                              1,600                    3,856                   0.0%
           Zep, Inc.                                                          664                   10,664                   0.0%
                                                                                      --------------------    ------------------
Total Materials                                                                                 15,685,915                   7.6%
                                                                                      --------------------    ------------------
Other -- (0.0%)
(Degree)*  Big 4 Ranch, Inc.                                                  300                       --                   0.0%
(Degree)*  Concord Camera Corp. Escrow Shares                               2,105                       --                   0.0%
(Degree)#* Gerber Scientific, Inc. Escrow Shares                            6,375                       --                   0.0%
(Degree)*  Petrocorp, Inc. Escrow Shares                                    1,700                       --                   0.0%
                                                                                      --------------------    ------------------
Total Other                                                                                             --                   0.0%
                                                                                      --------------------    ------------------
Real Estate Investment Trusts -- (0.1%)
           Geo Group, Inc. (The)                                            2,299                   91,822                   0.1%
                                                                                      --------------------    ------------------
Telecommunication Services -- (1.2%)
#          Atlantic Tele-Network, Inc.                                        998                   67,056                   0.0%
#          Consolidated Communications Holdings, Inc.                       3,955                  102,434                   0.1%
#          Frontier Communications Corp.                                  132,745                  868,152                   0.4%
*          General Communication, Inc. Class A                             10,157                  119,142                   0.1%
#*         Hawaiian Telcom Holdco, Inc.                                       204                    5,488                   0.0%
           Inteliquent, Inc.                                                1,257                   21,155                   0.0%
#*         Iridium Communications, Inc.                                    12,006                  114,057                   0.1%
           Lumos Networks Corp.                                               494                    8,497                   0.0%
#*         ORBCOMM, Inc.                                                    7,683                   48,556                   0.0%
*          Premiere Global Services, Inc.                                   6,125                   64,129                   0.0%
#          Shenandoah Telecommunications Co.                                2,064                   61,074                   0.0%
           Spok Holdings, Inc.                                              5,883                   95,540                   0.0%
           Telephone & Data Systems, Inc.                                  13,865                  355,499                   0.2%
#*         United States Cellular Corp.                                     5,355                  195,029                   0.1%
*          Vonage Holdings Corp.                                           15,199                   52,892                   0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                    SHARES                   VALUE+             OF NET ASSETS**
                                                             --------------------     --------------------    -------------------
Telecommunication Services -- (Continued)
           Windstream Holdings, Inc.                                       74,750     $            783,380                   0.4%
                                                                                      --------------------    ------------------
Total Telecommunication Services                                                                 2,962,080                   1.4%
                                                                                      --------------------    ------------------
Utilities -- (0.6%)
           Consolidated Water Co., Ltd.                                     3,650                   43,764                   0.0%
*          Dynegy, Inc.                                                    13,145                  400,922                   0.2%
#*         Genie Energy, Ltd. Class B                                       1,745                   12,651                   0.0%
#          Ormat Technologies, Inc.                                         5,153                  149,179                   0.1%
           UGI Corp.                                                       21,627                  815,122                   0.4%
                                                                                      --------------------    ------------------
Total Utilities                                                                                  1,421,638                   0.7%
                                                                                      --------------------    ------------------
TOTAL COMMON STOCKS                                                                            201,012,374                  97.2%
                                                                                      --------------------    ------------------
RIGHTS/WARRANTS -- (0.0%)
(Degree)*  LGL Group, Inc. (The) Warrants 08/06/18                          1,000                       20                   0.0%
(Degree)#* Magnum Hunter Resources Corp. Warrants 04/15/16                  1,011                       --                   0.0%
                                                                                      --------------------    ------------------
TOTAL RIGHTS/WARRANTS                                                                                   20                   0.0%
                                                                                      --------------------    ------------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
           State Street Institutional Liquid Reserves, 0.077%           1,009,555                1,009,555                   0.5%
                                                                                      --------------------    ------------------
SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@ DFA Short Term Investment Fund                                     3,688,197               42,672,441                  20.6%
                                                                                      --------------------    ------------------
TOTAL INVESTMENTS -- (100.0%) (Cost $204,860,327)                                     $        244,694,390                 118.3%
                                                                                      ====================    ==================

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       -------------------------------------------------------------------------------------------
                                              LEVEL 1               LEVEL 2                LEVEL 3                  TOTAL
                                       ---------------------  --------------------   --------------------  -----------------------
Common Stocks
     Consumer Discretionary            $          28,321,938                    --                     --  $            28,321,938
     Consumer Staples                              6,489,867                    --                     --                6,489,867
     Energy                                       18,426,757                    --                     --               18,426,757
     Financials                                   49,018,144  $              5,739                     --               49,023,883
     Health Care                                  12,034,038                    --                     --               12,034,038
     Industrials                                  37,506,948                   192                     --               37,507,140
     Information Technology                       29,047,296                    --                     --               29,047,296
     Materials                                    15,685,915                    --                     --               15,685,915
     Other                                                --                    --                     --                       --
     Real Estate Investment Trusts                    91,822                    --                     --                   91,822
     Telecommunication Services                    2,962,080                    --                     --                2,962,080
     Utilities                                     1,421,638                    --                     --                1,421,638
Rights/Warrants                                           --                    20                     --                       20
Temporary Cash Investments                         1,009,555                    --                     --                1,009,555
Securities Lending Collateral                             --            42,672,441                     --               42,672,441
                                       ---------------------  --------------------   --------------------  -----------------------
TOTAL                                  $         202,015,998  $         42,678,392                     --  $           244,694,390
                                       =====================  ====================   ====================  =======================

                          VA U.S. LARGE VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
COMMON STOCKS -- (89.8%)
Consumer Discretionary -- (11.2%)
#   Autoliv, Inc.                                                                      129    $          11,834               0.0%
    Best Buy Co., Inc.                                                               3,689              125,942               0.1%
#   Carnival Corp.                                                                  16,704              670,666               0.3%
    CBS Corp. Class A                                                                1,014               55,050               0.0%
    Comcast Corp. Class A                                                          139,605            7,727,137               3.0%
#   Comcast Corp. Special Class A                                                   35,244            1,943,354               0.8%
#   Dillard's, Inc. Class A                                                          2,669              282,273               0.1%
    DR Horton, Inc.                                                                 17,339              395,156               0.2%
#   Ford Motor Co.                                                                  35,557              500,998               0.2%
#   GameStop Corp. Class A                                                           8,463              361,878               0.1%
    Gannett Co., Inc.                                                                3,611              113,746               0.0%
    General Motors Co.                                                              60,489            1,899,355               0.7%
    Graham Holdings Co. Class B                                                        493              386,315               0.2%
#*  Hyatt Hotels Corp. Class A                                                         971               57,503               0.0%
#   Kohl's Corp.                                                                    11,486              622,771               0.2%
    Lear Corp.                                                                       4,168              385,540               0.2%
#   Lennar Corp. Class A                                                             7,323              315,475               0.1%
#*  Liberty Global P.L.C. Class C                                                      900               40,023               0.0%
*   Liberty Interactive Corp. Class A                                               41,997            1,097,802               0.4%
*   Liberty Media Corp.                                                              4,280              205,140               0.1%
*   Liberty Media Corp. Class A                                                      2,140              102,763               0.0%
*   Liberty Ventures Series A                                                        8,061              282,941               0.1%
#*  Madison Square Garden Co. (The) Class A                                          1,668              126,368               0.1%
#*  MGM Resorts International                                                       43,564            1,012,863               0.4%
*   Mohawk Industries, Inc.                                                          3,657              519,440               0.2%
*   News Corp. Class A                                                               4,308               66,688               0.0%
*   News Corp. Class B                                                               1,165               17,533               0.0%
#   Penske Automotive Group, Inc.                                                    2,046               92,561               0.0%
    PVH Corp.                                                                        1,731              197,940               0.1%
    Royal Caribbean Cruises, Ltd.                                                   15,066            1,024,036               0.4%
    Service Corp. International                                                      9,207              201,357               0.1%
#   Staples, Inc.                                                                   24,277              307,832               0.1%
    Target Corp.                                                                    15,828              978,487               0.4%
    Time Warner Cable, Inc.                                                         25,682            3,780,647               1.5%
    Time Warner, Inc.                                                               71,600            5,690,052               2.2%
*   Time, Inc.                                                                       4,971              112,295               0.0%
*   Toll Brothers, Inc.                                                              3,219              102,847               0.0%
*   TRW Automotive Holdings Corp.                                                      499               50,574               0.0%
#*  Visteon Corp.                                                                      919               86,294               0.0%
#   Whirlpool Corp.                                                                  1,416              243,623               0.1%
                                                                                              -----------------    --------------
Total Consumer Discretionary                                                                         32,195,099              12.4%
                                                                                              -----------------    --------------
Consumer Staples -- (5.8%)
    Archer-Daniels-Midland Co.                                                      31,138            1,463,486               0.5%
    Bunge, Ltd.                                                                      9,326              826,750               0.3%
    ConAgra Foods, Inc.                                                              6,357              218,363               0.1%
    CVS Health Corp.                                                                95,713            8,213,133               3.2%
    Energizer Holdings, Inc.                                                           860              105,479               0.0%
#   Ingredion, Inc.                                                                  2,611              201,700               0.1%
    JM Smucker Co. (The)                                                             9,215              958,360               0.4%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Consumer Staples -- (Continued)
    Molson Coors Brewing Co. Class B                                                12,839    $         954,965               0.4%
    Mondelez International, Inc. Class A                                            76,848            2,709,660               1.0%
    Tyson Foods, Inc. Class A                                                       25,024            1,009,718               0.4%
                                                                                              -----------------    --------------
Total Consumer Staples                                                                               16,661,614               6.4%
                                                                                              -----------------    --------------
Energy -- (19.2%)
    Anadarko Petroleum Corp.                                                        36,543            3,353,917               1.3%
#   Apache Corp.                                                                    26,682            2,059,850               0.8%
    Baker Hughes, Inc.                                                              27,445            1,453,487               0.6%
#   Chesapeake Energy Corp.                                                         52,897            1,173,255               0.4%
    Chevron Corp.                                                                   79,633            9,551,978               3.7%
    Cimarex Energy Co.                                                               2,612              296,906               0.1%
    ConocoPhillips                                                                  95,487            6,889,387               2.7%
    CONSOL Energy, Inc.                                                              2,353               86,590               0.0%
#   Denbury Resources, Inc.                                                         26,405              327,422               0.1%
    Devon Energy Corp.                                                              24,476            1,468,560               0.6%
#   Diamond Offshore Drilling, Inc.                                                  4,515              170,261               0.1%
    Exxon Mobil Corp.                                                               63,374            6,128,900               2.4%
#   Helmerich & Payne, Inc.                                                          9,250              803,085               0.3%
    Hess Corp.                                                                      24,374            2,067,159               0.8%
    HollyFrontier Corp.                                                             10,879              493,689               0.2%
#   Kinder Morgan, Inc.                                                             10,914              422,372               0.2%
    Marathon Oil Corp.                                                              51,214            1,812,976               0.7%
    Marathon Petroleum Corp.                                                        23,311            2,118,970               0.8%
#   Murphy Oil Corp.                                                                12,268              654,988               0.2%
    Nabors Industries, Ltd.                                                         27,141              484,467               0.2%
    National Oilwell Varco, Inc.                                                    22,622            1,643,262               0.6%
*   Newfield Exploration Co.                                                         2,785               90,819               0.0%
#   Noble Corp. P.L.C.                                                              16,885              353,234               0.1%
    Occidental Petroleum Corp.                                                      39,934            3,551,331               1.4%
    Patterson-UTI Energy, Inc.                                                      11,657              268,461               0.1%
    Phillips 66                                                                     34,593            2,715,550               1.0%
    QEP Resources, Inc.                                                             14,205              356,119               0.1%
    Rowan Cos. P.L.C. Class A                                                          836               20,290               0.0%
    Superior Energy Services, Inc.                                                   5,259              132,264               0.1%
    Tesoro Corp.                                                                    10,375              740,879               0.3%
#   Transocean, Ltd.                                                                23,742              708,224               0.3%
    Valero Energy Corp.                                                             39,957            2,001,446               0.8%
*   Weatherford International P.L.C.                                                26,999              443,324               0.2%
*   Whiting Petroleum Corp.                                                          5,218              319,550               0.1%
                                                                                              -----------------    --------------
Total Energy                                                                                         55,162,972              21.3%
                                                                                              -----------------    --------------
Financials -- (17.9%)
    ACE, Ltd.                                                                        3,869              422,882               0.2%
    Aflac, Inc.                                                                      8,928              533,269               0.2%
*   Alleghany Corp.                                                                    414              183,932               0.1%
    Allied World Assurance Co. Holdings AG                                           7,389              280,782               0.1%
    Allstate Corp. (The)                                                            11,497              745,580               0.3%
    American Financial Group, Inc.                                                   6,402              383,032               0.2%
    American International Group, Inc.                                              26,731            1,431,980               0.6%
    American National Insurance Co.                                                    871               99,364               0.0%
*   Arch Capital Group, Ltd.                                                         1,842              103,741               0.0%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Financials -- (Continued)
    Assurant, Inc.                                                                   5,877    $         400,929               0.2%
    Assured Guaranty, Ltd.                                                          11,612              268,005               0.1%
    Axis Capital Holdings, Ltd.                                                      8,009              385,553               0.2%
    Bank of America Corp.                                                          227,830            3,909,563               1.5%
    Bank of New York Mellon Corp. (The)                                             35,274            1,365,809               0.5%
    BB&T Corp.                                                                       9,604              363,800               0.1%
    Capital One Financial Corp.                                                     31,585            2,614,290               1.0%
    Chubb Corp. (The)                                                                2,141              212,730               0.1%
#   Cincinnati Financial Corp.                                                       2,152              108,611               0.0%
    CIT Group, Inc.                                                                  2,086              102,068               0.0%
    Citigroup, Inc.                                                                 65,200            3,490,156               1.4%
    CME Group, Inc.                                                                  9,371              785,384               0.3%
    CNA Financial Corp.                                                              6,933              270,942               0.1%
    Comerica, Inc.                                                                   1,994               95,194               0.0%
*   E*TRADE Financial Corp.                                                          8,191              182,659               0.1%
    Everest Re Group, Ltd.                                                           2,838              484,305               0.2%
    Fifth Third Bancorp                                                             26,155              522,838               0.2%
*   Genworth Financial, Inc. Class A                                                39,942              558,789               0.2%
    Goldman Sachs Group, Inc. (The)                                                 12,495            2,373,925               0.9%
    Hartford Financial Services Group, Inc. (The)                                   33,972            1,344,612               0.5%
    HCC Insurance Holdings, Inc.                                                     2,007              104,745               0.0%
#   Huntington Bancshares, Inc.                                                     11,409              113,063               0.0%
    Intercontinental Exchange, Inc.                                                  1,049              218,496               0.1%
    JPMorgan Chase & Co.                                                           147,929            8,946,746               3.5%
    KeyCorp                                                                         14,174              187,097               0.1%
#   Legg Mason, Inc.                                                                 9,200              478,400               0.2%
    Leucadia National Corp.                                                          3,761               89,437               0.0%
    Lincoln National Corp.                                                          18,795            1,029,214               0.4%
#   Loews Corp.                                                                     25,518            1,112,585               0.4%
#   M&T Bank Corp.                                                                     824              100,676               0.0%
*   Markel Corp.                                                                       155              107,088               0.0%
    MetLife, Inc.                                                                   22,403            1,215,139               0.5%
    Morgan Stanley                                                                  36,033            1,259,353               0.5%
    NASDAQ OMX Group, Inc. (The)                                                    12,952              560,304               0.2%
    Navient Corp.                                                                   12,970              256,547               0.1%
    Old Republic International Corp.                                                13,400              197,918               0.1%
    PartnerRe, Ltd.                                                                  3,863              446,910               0.2%
#   People's United Financial, Inc.                                                  7,468              109,182               0.0%
    PNC Financial Services Group, Inc. (The)                                        11,574              999,878               0.4%
#   Principal Financial Group, Inc.                                                  6,356              332,864               0.1%
    Protective Life Corp.                                                            1,161               80,898               0.0%
    Prudential Financial, Inc.                                                       8,742              774,017               0.3%
    Regions Financial Corp.                                                         83,831              832,442               0.3%
    Reinsurance Group of America, Inc.                                               5,596              471,463               0.2%
#   RenaissanceRe Holdings, Ltd.                                                     1,704              176,074               0.1%
    State Street Corp.                                                               3,055              230,530               0.1%
    SunTrust Banks, Inc.                                                            16,243              635,751               0.3%
#   Travelers Cos., Inc. (The)                                                      12,688            1,278,950               0.5%
    Unum Group                                                                      18,980              635,071               0.3%
    Validus Holdings, Ltd.                                                           3,689              146,748               0.1%
    Voya Financial, Inc.                                                             2,539               99,656               0.0%
    Wells Fargo & Co.                                                               54,869            2,912,995               1.1%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Financials -- (Continued)
#   WR Berkley Corp.                                                                 1,282    $          66,074               0.0%
    XL Group P.L.C.                                                                 21,170              717,240               0.3%
#   Zions Bancorporation                                                            12,934              374,698               0.1%
                                                                                              -----------------    --------------
Total Financials                                                                                     51,322,973              19.8%
                                                                                              -----------------    --------------
Health Care -- (9.7%)
    Aetna, Inc.                                                                     29,702            2,450,712               0.9%
*   Bio-Rad Laboratories, Inc. Class A                                                 250               28,205               0.0%
*   Boston Scientific Corp.                                                         87,692            1,164,550               0.5%
*   CareFusion Corp.                                                                16,484              945,687               0.4%
    Cigna Corp.                                                                      2,622              261,073               0.1%
#*  Community Health Systems, Inc.                                                   1,999              109,885               0.0%
*   Express Scripts Holding Co.                                                     45,358            3,484,402               1.3%
#*  Hologic, Inc.                                                                   20,932              548,209               0.2%
    Humana, Inc.                                                                    11,026            1,530,960               0.6%
#*  Mallinckrodt P.L.C.                                                              3,036              279,858               0.1%
#*  MEDNAX, Inc.                                                                     1,760              109,877               0.0%
    Omnicare, Inc.                                                                   8,170              544,040               0.2%
    Pfizer, Inc.                                                                   315,767            9,457,222               3.7%
#   Quest Diagnostics, Inc.                                                          4,247              269,515               0.1%
#   Teleflex, Inc.                                                                   1,338              152,693               0.1%
    Thermo Fisher Scientific, Inc.                                                  23,750            2,792,287               1.1%
    UnitedHealth Group, Inc.                                                        13,651            1,296,981               0.5%
    WellPoint, Inc.                                                                 19,421            2,460,446               1.0%
                                                                                              -----------------    --------------
Total Health Care                                                                                    27,886,602              10.8%
                                                                                              -----------------    --------------
Industrials -- (10.4%)
#   ADT Corp. (The)                                                                 14,462              518,318               0.2%
#   AGCO Corp.                                                                       5,687              251,991               0.1%
    Air Lease Corp.                                                                  5,173              189,280               0.1%
    Alaska Air Group, Inc.                                                           2,299              122,376               0.0%
    Alliant Techsystems, Inc.                                                        1,484              173,569               0.1%
*   Avis Budget Group, Inc.                                                          2,911              162,288               0.1%
    Carlisle Cos., Inc.                                                                938               83,369               0.0%
    CSX Corp.                                                                       81,927            2,919,059               1.1%
    Danaher Corp.                                                                    2,682              215,633               0.1%
    Eaton Corp. P.L.C.                                                              19,089            1,305,497               0.5%
    FedEx Corp.                                                                     10,397            1,740,458               0.7%
    General Electric Co.                                                           299,090            7,719,513               3.0%
#*  Genesee & Wyoming, Inc. Class A                                                  1,120              107,744               0.0%
*   Hertz Global Holdings, Inc.                                                     18,247              399,974               0.2%
#*  Jacobs Engineering Group, Inc.                                                   4,166              197,677               0.1%
#   Joy Global, Inc.                                                                 4,830              254,203               0.1%
    KAR Auction Services, Inc.                                                       3,451              104,772               0.0%
    L-3 Communications Holdings, Inc.                                                8,246            1,001,559               0.4%
    Manpowergroup, Inc.                                                              2,824              188,502               0.1%
    Norfolk Southern Corp.                                                          23,455            2,595,061               1.0%
    Northrop Grumman Corp.                                                          14,791            2,040,566               0.8%
#*  NOW, Inc.                                                                        3,150               94,689               0.0%
#   Oshkosh Corp.                                                                    2,278              101,963               0.0%
    Owens Corning                                                                    7,765              248,946               0.1%
    Pentair P.L.C.                                                                   8,229              551,755               0.2%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Industrials -- (Continued)
*   Quanta Services, Inc.                                                           12,579    $         428,692               0.2%
    Republic Services, Inc.                                                         23,807              914,189               0.4%
#   Ryder System, Inc.                                                               2,440              215,867               0.1%
    Southwest Airlines Co.                                                          56,310            1,941,569               0.7%
    SPX Corp.                                                                        2,016              191,097               0.1%
    Stanley Black & Decker, Inc.                                                     9,927              929,564               0.4%
#   Terex Corp.                                                                      3,498              100,638               0.0%
    Textron, Inc.                                                                    6,712              278,749               0.1%
    Timken Co. (The)                                                                 3,077              132,280               0.1%
#   Trinity Industries, Inc.                                                         6,248              223,116               0.1%
    Union Pacific Corp.                                                              3,324              387,080               0.1%
#*  United Rentals, Inc.                                                             2,568              282,634               0.1%
#   Valmont Industries, Inc.                                                         1,355              184,510               0.1%
*   Veritiv Corp.                                                                      447               20,164               0.0%
    Waste Connections, Inc.                                                            327               16,317               0.0%
#*  WESCO International, Inc.                                                        1,377              113,479               0.0%
                                                                                              -----------------    --------------
Total Industrials                                                                                    29,648,707              11.5%
                                                                                              -----------------    --------------
Information Technology -- (7.9%)
    Activision Blizzard, Inc.                                                       47,203              941,700               0.4%
    Amdocs, Ltd.                                                                     4,450              211,553               0.1%
#*  Arrow Electronics, Inc.                                                          7,934              451,127               0.2%
    Avnet, Inc.                                                                     10,809              467,489               0.2%
    Broadcom Corp. Class A                                                           3,285              137,576               0.1%
    Brocade Communications Systems, Inc.                                            14,480              155,370               0.1%
    CA, Inc.                                                                         7,620              221,437               0.1%
    Cisco Systems, Inc.                                                            119,376            2,921,131               1.1%
    Computer Sciences Corp.                                                          1,563               94,405               0.0%
    Corning, Inc.                                                                   45,498              929,524               0.4%
*   EchoStar Corp. Class A                                                           2,361              110,330               0.0%
    EMC Corp.                                                                        3,948              113,426               0.0%
    Fidelity National Information Services, Inc.                                    21,716            1,267,997               0.5%
#*  First Solar, Inc.                                                                4,386              258,335               0.1%
    Hewlett-Packard Co.                                                            134,639            4,830,847               1.9%
*   Ingram Micro, Inc. Class A                                                      11,931              320,228               0.1%
#   Intel Corp.                                                                    123,454            4,198,671               1.6%
#   Jabil Circuit, Inc.                                                              7,081              148,347               0.1%
    Juniper Networks, Inc.                                                          13,624              287,058               0.1%
    Lam Research Corp.                                                               4,689              365,086               0.1%
    Marvell Technology Group, Ltd.                                                   8,368              112,466               0.0%
#*  Micron Technology, Inc.                                                         66,760            2,209,088               0.9%
#   NVIDIA Corp.                                                                     9,264              181,019               0.1%
#   Teradyne, Inc.                                                                  16,873              310,463               0.1%
    Western Digital Corp.                                                            3,344              328,949               0.1%
    Xerox Corp.                                                                     83,434            1,108,004               0.4%
                                                                                              -----------------    --------------
Total Information Technology                                                                         22,681,626               8.8%
                                                                                              -----------------    --------------
Materials -- (3.4%)
    Alcoa, Inc.                                                                     86,347            1,447,176               0.6%
    Ashland, Inc.                                                                    7,192              777,239               0.3%
    Bemis Co., Inc.                                                                  4,875              187,541               0.1%
    CF Industries Holdings, Inc.                                                       812              211,120               0.1%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Materials -- (Continued)
    Freeport-McMoRan, Inc.                                                          63,336    $       1,805,076               0.7%
    International Paper Co.                                                         23,394            1,184,204               0.5%
    MeadWestvaco Corp.                                                              13,118              579,422               0.2%
    Mosaic Co. (The)                                                                 8,237              364,982               0.1%
#   Newmont Mining Corp.                                                            14,284              267,968               0.1%
    Nucor Corp.                                                                     13,256              716,619               0.3%
    Reliance Steel & Aluminum Co.                                                    6,250              421,750               0.2%
    Rock-Tenn Co. Class A                                                            5,886              301,069               0.1%
#   Sonoco Products Co.                                                              4,168              170,346               0.1%
    Steel Dynamics, Inc.                                                            16,928              389,513               0.1%
#   United States Steel Corp.                                                        6,332              253,533               0.1%
    Vulcan Materials Co.                                                            10,250              632,528               0.2%
                                                                                              -----------------    --------------
Total Materials                                                                                       9,710,086               3.8%
                                                                                              -----------------    --------------
Telecommunication Services -- (4.0%)
#   AT&T, Inc.                                                                     254,470            8,865,735               3.4%
    CenturyLink, Inc.                                                               38,023            1,577,194               0.6%
#   Frontier Communications Corp.                                                   65,842              430,607               0.2%
#*  Sprint Corp.                                                                    13,022               77,221               0.0%
*   T-Mobile US, Inc.                                                                5,844              170,586               0.1%
#*  United States Cellular Corp.                                                     2,591               94,364               0.0%
    Windstream Holdings, Inc.                                                       15,619              163,687               0.1%
                                                                                              -----------------    --------------
Total Telecommunication Services                                                                     11,379,394               4.4%
                                                                                              -----------------    --------------
Utilities -- (0.3%)
#   NRG Energy, Inc.                                                                25,467              763,501               0.3%
    UGI Corp.                                                                        2,569               96,825               0.0%
                                                                                              -----------------    --------------
Total Utilities                                                                                         860,326               0.3%
                                                                                              -----------------    --------------
TOTAL COMMON STOCKS                                                                                 257,509,399              99.5%
                                                                                              -----------------    --------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
    State Street Institutional Liquid Reserves, 0.077%                           2,220,660            2,220,660               0.9%
                                                                                              -----------------    --------------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@ DFA Short Term Investment Fund                                              2,342,269           27,100,052              10.5%
                                                                                              -----------------    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $211,883,174)                                             $     286,830,111             110.9%
                                                                                              =================    ==============

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                     -----------------------------------------------------------------------------
                                                          LEVEL 1            LEVEL 2             LEVEL 3              TOTAL
                                                     -----------------  ------------------  -----------------  -------------------
Common Stocks
    Consumer Discretionary                           $      32,195,099                  --                 --  $        32,195,099
    Consumer Staples                                        16,661,614                  --                 --           16,661,614
    Energy                                                  55,162,972                  --                 --           55,162,972
    Financials                                              51,322,973                  --                 --           51,322,973
    Health Care                                             27,886,602                  --                 --           27,886,602
    Industrials                                             29,648,707                  --                 --           29,648,707
    Information Technology                                  22,681,626                  --                 --           22,681,626
    Materials                                                9,710,086                  --                 --            9,710,086
    Telecommunication Services                              11,379,394                  --                 --           11,379,394
    Utilities                                                  860,326                  --                 --              860,326
Temporary Cash Investments                                   2,220,660                  --                 --            2,220,660
Securities Lending Collateral                                       --  $       27,100,052                 --           27,100,052
                                                     -----------------  ------------------  -----------------  -------------------
TOTAL                                                $     259,730,059  $       27,100,052                 --  $       286,830,111
                                                     =================  ==================  =================  ===================

                        VA INTERNATIONAL VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
COMMON STOCKS -- (95.1%)
AUSTRALIA -- (6.0%)
*   Alumina, Ltd.                                                                   82,818    $         119,696               0.1%
    AMP, Ltd.                                                                        6,451               33,268               0.0%
    Asciano, Ltd.                                                                   80,340              444,397               0.3%
    ASX, Ltd.                                                                        2,413               76,558               0.0%
    Bank of Queensland, Ltd.                                                        12,131              134,858               0.1%
    Beach Energy, Ltd.                                                               4,690                4,851               0.0%
    Bendigo & Adelaide Bank Ltd                                                     15,415              169,286               0.1%
*   BlueScope Steel, Ltd.                                                           19,752               92,083               0.1%
    Boral, Ltd.                                                                     32,205              141,450               0.1%
    Caltex Australia, Ltd.                                                           4,636              127,690               0.1%
    Echo Entertainment Group, Ltd.                                                  17,525               58,844               0.0%
#   Fortescue Metals Group, Ltd.                                                    29,895               92,266               0.1%
    Incitec Pivot, Ltd.                                                             57,564              147,715               0.1%
#   Leighton Holdings, Ltd.                                                          1,194               23,246               0.0%
    Lend Lease Group                                                                20,937              292,009               0.2%
    Macquarie Group, Ltd.                                                           21,967            1,187,176               0.7%
#   Metcash, Ltd.                                                                   16,815               41,997               0.0%
    National Australia Bank, Ltd.                                                   34,685            1,073,007               0.7%
#   New Hope Corp., Ltd.                                                             2,727                5,397               0.0%
*   Newcrest Mining, Ltd.                                                           23,431              192,172               0.1%
    Orica, Ltd.                                                                      9,378              171,188               0.1%
    Origin Energy, Ltd.                                                             29,313              368,251               0.2%
    Primary Health Care, Ltd.                                                       19,378               79,412               0.0%
*   Qantas Airways, Ltd.                                                            54,125               80,869               0.1%
#   QBE Insurance Group, Ltd.                                                       56,498              573,901               0.3%
    Rio Tinto, Ltd.                                                                  6,041              322,579               0.2%
    Santos, Ltd.                                                                    77,215              884,826               0.5%
    Seven Group Holdings, Ltd.                                                       9,893               59,680               0.0%
    Seven West Media, Ltd.                                                           4,165                6,297               0.0%
#   Sims Metal Management, Ltd.                                                      3,933               39,264               0.0%
    Sonic Healthcare, Ltd.                                                           4,022               66,559               0.0%
    Suncorp Group, Ltd.                                                             46,463              604,587               0.4%
    Tabcorp Holdings, Ltd.                                                          30,020              107,837               0.1%
    Tatts Group, Ltd.                                                               62,129              190,182               0.1%
#   Toll Holdings, Ltd.                                                             39,495              197,878               0.1%
    Treasury Wine Estates, Ltd.                                                     22,039               89,984               0.1%
#   Washington H Soul Pattinson & Co., Ltd.                                            924               11,567               0.0%
    Wesfarmers, Ltd.                                                                41,405            1,611,399               1.0%
    Woodside Petroleum, Ltd.                                                         8,535              303,166               0.2%
    WorleyParsons, Ltd.                                                              2,603               31,069               0.0%
                                                                                              -----------------    --------------
TOTAL AUSTRALIA                                                                                      10,258,461               6.2%
                                                                                              -----------------    --------------
AUSTRIA -- (0.2%)
    Erste Group Bank AG                                                              7,366              187,962               0.1%
    OMV AG                                                                           2,219               69,750               0.1%
    Raiffeisen Bank International AG                                                 3,171               67,897               0.0%
                                                                                              -----------------    --------------
TOTAL AUSTRIA                                                                                           325,609               0.2%
                                                                                              -----------------    --------------
BELGIUM -- (1.7%)
    Ageas                                                                           14,113              471,761               0.3%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
BELGIUM -- (Continued)
    Belgacom SA                                                                      4,459    $         168,410               0.1%
#   Colruyt SA                                                                       2,739              124,748               0.1%
    Delhaize Group SA                                                                7,426              507,752               0.3%
*   KBC Groep NV                                                                     7,319              393,145               0.2%
    Solvay SA                                                                        4,527              618,025               0.4%
    UCB SA                                                                           5,259              424,119               0.3%
    Umicore SA                                                                       6,317              247,933               0.1%
                                                                                              -----------------    --------------
TOTAL BELGIUM                                                                                         2,955,893               1.8%
                                                                                              -----------------    --------------
CANADA -- (7.9%)
    Agnico Eagle Mines, Ltd.(008474108)                                              7,470              175,545               0.1%
#   Agnico Eagle Mines, Ltd.(2009823)                                                1,400               32,992               0.0%
    Agrium, Inc.                                                                     5,919              578,997               0.4%
    Bank of Montreal                                                                 5,863              425,654               0.3%
    Barrick Gold Corp.                                                              48,226              572,443               0.3%
#*  BlackBerry, Ltd.(09228F103)                                                      8,930               93,765               0.1%
#*  BlackBerry, Ltd.(BCBHZ31)                                                        4,071               42,767               0.0%
#   Bonavista Energy Corp.                                                           4,088               38,412               0.0%
    Cameco Corp.                                                                    10,896              189,372               0.1%
    Canadian Natural Resources, Ltd.(136385101)                                     42,970            1,498,794               0.9%
    Canadian Natural Resources, Ltd.(2171573)                                        2,781               97,047               0.1%
#   Canadian Tire Corp., Ltd. Class A                                                5,217              571,993               0.3%
*   Catamaran Corp.(B3N9ZT8)                                                         2,552              121,654               0.1%
*   Catamaran Corp.(B8J4N87)                                                         1,000               47,646               0.0%
    Crescent Point Energy Corp.(22576C101)                                           4,000              132,120               0.1%
#   Crescent Point Energy Corp.(B67C8W8)                                            11,578              382,663               0.2%
    Eldorado Gold Corp.                                                             18,295              100,257               0.1%
    Empire Co., Ltd.                                                                 1,200               83,017               0.1%
#   Enerplus Corp.                                                                   5,540               79,336               0.0%
    Ensign Energy Services, Inc.                                                     3,653               41,228               0.0%
    Fairfax Financial Holdings, Ltd.                                                   700              319,818               0.2%
    First Quantum Minerals, Ltd.                                                    29,262              441,376               0.3%
#   Genworth MI Canada, Inc.                                                         1,085               37,930               0.0%
    George Weston, Ltd.                                                              2,995              244,692               0.1%
    Goldcorp, Inc.(380956409)                                                        7,890              148,174               0.1%
    Goldcorp, Inc.(2676302)                                                          4,600               86,323               0.1%
    Husky Energy, Inc.                                                              12,910              311,682               0.2%
#   Industrial Alliance Insurance & Financial Services, Inc.                         4,674              188,362               0.1%
*   Kinross Gold Corp.                                                              31,183               66,679               0.0%
    Loblaw Cos., Ltd.                                                                2,435              126,865               0.1%
*   Lundin Mining Corp.                                                             17,290               77,165               0.0%
    Manulife Financial Corp.(56501R106)                                              8,422              159,765               0.1%
    Manulife Financial Corp.(2492519)                                               41,820              793,691               0.5%
*   MEG Energy Corp.                                                                 3,498               84,420               0.1%
    Pacific Rubiales Energy Corp.                                                   11,447              172,662               0.1%
    Pan American Silver Corp.(697900108)                                             3,470               32,028               0.0%
    Pan American Silver Corp.(2669272)                                               1,700               15,717               0.0%
#   Pengrowth Energy Corp.                                                          20,774               83,866               0.1%
#   Penn West Petroleum, Ltd.                                                       13,997               63,338               0.0%
    Precision Drilling Corp.(74022D308)                                             12,207              101,562               0.1%
    Precision Drilling Corp.(B5YPLH9)                                                8,434               70,268               0.0%
    Sun Life Financial, Inc.                                                        18,808              669,014               0.4%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
    Suncor Energy, Inc.(867224107)                                                  13,129    $         466,605               0.3%
    Suncor Energy, Inc.(B3NB1P2)                                                    51,054            1,812,857               1.1%
    Talisman Energy, Inc.(87425E103)                                                39,863              254,326               0.2%
    Talisman Energy, Inc.(2068299)                                                  19,748              125,982               0.1%
    Teck Resources, Ltd. Class B(878742204)                                          3,149               49,691               0.0%
#   Teck Resources, Ltd. Class B(2879327)                                           17,290              273,222               0.2%
#   Thomson Reuters Corp.                                                           17,778              661,401               0.4%
    TransAlta Corp.(89346D107)                                                       4,538               44,064               0.0%
#   TransAlta Corp.(2901628)                                                         7,800               75,851               0.0%
    Trican Well Service, Ltd.                                                        3,300               29,573               0.0%
*   Turquoise Hill Resources, Ltd.                                                   3,220               10,799               0.0%
#   Whitecap Resources, Inc.                                                         3,935               50,940               0.0%
    Yamana Gold, Inc.                                                               27,400              109,158               0.1%
                                                                                              -----------------    --------------
TOTAL CANADA                                                                                         13,565,568               8.2%
                                                                                              -----------------    --------------
CHINA -- (0.0%)
    Hopewell Highway Infrastructure, Ltd.                                              950                  459               0.0%
                                                                                              -----------------    --------------
DENMARK -- (1.4%)
    AP Moeller - Maersk A.S. Class A                                                   130              295,744               0.2%
    AP Moeller - Maersk A.S. Class B                                                   285              665,069               0.4%
    Carlsberg A.S. Class B                                                           5,598              493,736               0.3%
    Danske Bank A.S.                                                                 9,383              257,660               0.1%
#   FLSmidth & Co. A.S.                                                              1,010               45,793               0.0%
    H Lundbeck A.S.                                                                  1,633               34,628               0.0%
*   Jyske Bank A.S.                                                                  1,810               97,593               0.1%
    Rockwool International A.S. Class B                                                152               22,128               0.0%
    TDC A.S.                                                                        56,370              430,501               0.3%
*   Vestas Wind Systems A.S.                                                         3,016              100,659               0.1%
                                                                                              -----------------    --------------
TOTAL DENMARK                                                                                         2,443,511               1.5%
                                                                                              -----------------    --------------
FINLAND -- (0.9%)
    Fortum Oyj                                                                      34,596              802,343               0.5%
    Kesko Oyj Class B                                                                2,106               79,871               0.1%
#   Neste Oil Oyj                                                                    6,224              134,310               0.1%
    Stora Enso Oyj Class R                                                          42,234              348,773               0.2%
    UPM-Kymmene Oyj                                                                 14,810              234,924               0.1%
                                                                                              -----------------    --------------
TOTAL FINLAND                                                                                         1,600,221               1.0%
                                                                                              -----------------    --------------
FRANCE -- (8.1%)
    AXA SA                                                                          65,314            1,508,657               0.9%
    BNP Paribas SA                                                                  15,022              944,013               0.6%
*   Bollore SA(BQR9N80)                                                                  1                  457               0.0%
#   Bollore SA(4572709)                                                                270              128,007               0.1%
    Bouygues SA                                                                     14,374              496,966               0.3%
    Casino Guichard Perrachon SA                                                     4,693              481,189               0.3%
    Cie de St-Gobain                                                                23,655            1,016,807               0.6%
    Cie Generale des Etablissements Michelin                                         3,338              289,929               0.2%
    CNP Assurances                                                                  13,107              245,037               0.1%
    Credit Agricole SA                                                              14,671              217,106               0.1%
    Eiffage SA                                                                         524               27,857               0.0%
    Electricite de France SA                                                         8,531              251,907               0.2%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (Continued)
    GDF Suez                                                                        59,003    $       1,432,588               0.9%
    Lafarge SA                                                                      10,081              699,625               0.4%
    Lagardere SCA                                                                    3,821               92,989               0.1%
    Natixis SA                                                                      45,834              315,497               0.2%
    Orange SA                                                                       76,407            1,216,428               0.7%
*   Peugeot SA                                                                      24,428              290,315               0.2%
    Renault SA                                                                      14,931            1,110,661               0.7%
    Rexel SA                                                                        11,148              187,387               0.1%
    SCOR SE                                                                          6,437              197,245               0.1%
    Societe Generale SA                                                             21,148            1,019,144               0.6%
    STMicroelectronics NV                                                           35,667              238,246               0.1%
    Vallourec SA                                                                     5,759              210,475               0.1%
    Vicat                                                                               80                5,471               0.0%
    Vivendi SA                                                                      53,030            1,295,497               0.8%
                                                                                              -----------------    --------------
TOTAL FRANCE                                                                                         13,919,500               8.4%
                                                                                              -----------------    --------------
GERMANY -- (7.2%)
    Allianz SE                                                                      13,227            2,103,386               1.3%
    Allianz SE ADR                                                                  42,793              681,264               0.4%
    Bayerische Motoren Werke AG                                                     14,219            1,524,813               0.9%
    Bilfinger SE                                                                       437               28,261               0.0%
*   Commerzbank AG                                                                  28,761              434,880               0.3%
    Daimler AG                                                                      40,269            3,139,733               1.9%
    Deutsche Bank AG                                                                20,495              640,907               0.4%
    Deutsche Lufthansa AG                                                           14,362              212,739               0.1%
    E.ON SE                                                                         42,353              730,170               0.4%
    Fraport AG Frankfurt Airport Services Worldwide                                  1,210               74,972               0.0%
    Hannover Rueck SE                                                                  900               75,121               0.1%
    HeidelbergCement AG                                                              7,407              505,651               0.3%
    K+S AG                                                                           9,475              265,534               0.2%
*   Metro AG                                                                         8,205              261,563               0.2%
    Muenchener Rueckversicherungs-Gesellschaft AG                                    4,053              797,986               0.5%
*   Osram Licht AG                                                                     894               31,405               0.0%
    RWE AG                                                                          10,984              389,732               0.2%
*   Talanx AG                                                                        2,462               79,449               0.1%
    Telefonica Deutschland Holding AG                                               33,146              163,107               0.1%
    Volkswagen AG                                                                    1,078              229,903               0.1%
                                                                                              -----------------    --------------
TOTAL GERMANY                                                                                        12,370,576               7.5%
                                                                                              -----------------    --------------
HONG KONG -- (2.5%)
    Cathay Pacific Airways, Ltd.                                                    86,000              161,528               0.1%
    Hang Lung Group, Ltd.                                                           29,000              145,901               0.1%
    Henderson Land Development Co., Ltd.                                            18,742              126,617               0.1%
    Hongkong & Shanghai Hotels (The)                                                19,052               30,170               0.0%
    Hopewell Holdings, Ltd.                                                         19,000               67,550               0.0%
    Hutchison Whampoa, Ltd.                                                         78,000              991,096               0.6%
    Kerry Logistics Network, Ltd.                                                    7,750               12,635               0.0%
    Kerry Properties, Ltd.                                                          30,000              103,106               0.1%
    MTR Corp., Ltd.                                                                 28,000              114,169               0.1%
    New World Development Co., Ltd.                                                397,474              500,654               0.3%
    Orient Overseas International, Ltd.                                              6,500               36,864               0.0%
#   Shangri-La Asia, Ltd.                                                           86,000              125,094               0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
HONG KONG -- (Continued)
    Sino Land Co., Ltd.                                                             46,000    $          76,388               0.0%
    Sun Hung Kai Properties, Ltd.                                                   44,362              663,648               0.4%
    Swire Pacific, Ltd. Class A                                                     26,000              341,366               0.2%
    Swire Pacific, Ltd. Class B                                                     22,500               54,612               0.0%
    Wharf Holdings, Ltd. (The)                                                      59,635              442,222               0.3%
    Wheelock & Co., Ltd.                                                            61,000              294,814               0.2%
                                                                                              -----------------    --------------
TOTAL HONG KONG                                                                                       4,288,434               2.6%
                                                                                              -----------------    --------------
IRELAND -- (0.2%)
*   Bank of Ireland                                                                595,432              234,395               0.1%
#*  Bank of Ireland Sponsored ADR                                                    5,075               81,149               0.1%
    CRH P.L.C. Sponsored ADR                                                         4,156               93,136               0.1%
                                                                                              -----------------    --------------
TOTAL IRELAND                                                                                           408,680               0.3%
                                                                                              -----------------    --------------
ISRAEL -- (0.6%)
    Bank Hapoalim BM                                                                74,220              382,074               0.2%
*   Bank Leumi Le-Israel BM                                                         84,790              303,006               0.2%
*   Israel Discount Bank, Ltd. Class A                                              34,311               55,337               0.0%
*   Mizrahi Tefahot Bank, Ltd.                                                       5,621               62,225               0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR                               4,269              241,070               0.2%
                                                                                              -----------------    --------------
TOTAL ISRAEL                                                                                          1,043,712               0.6%
                                                                                              -----------------    --------------
ITALY -- (1.8%)
#*  Banca Monte dei Paschi di Siena SpA                                             97,370               74,499               0.0%
#*  Banco Popolare SC                                                                5,617               81,594               0.1%
*   Finmeccanica SpA                                                                 2,138               19,320               0.0%
    Intesa Sanpaolo SpA                                                            175,921              517,165               0.3%
*   Mediobanca SpA                                                                  15,945              140,733               0.1%
#*  Telecom Italia SpA                                                             323,698              366,841               0.2%
*   Telecom Italia SpA Sponsored ADR                                                24,800              280,240               0.2%
    UniCredit SpA                                                                  140,141            1,015,002               0.6%
    Unione di Banche Italiane SCPA                                                  68,686              539,425               0.3%
                                                                                              -----------------    --------------
TOTAL ITALY                                                                                           3,034,819               1.8%
                                                                                              -----------------    --------------
JAPAN -- (20.4%)
    77 Bank, Ltd. (The)                                                              9,000               50,245               0.0%
#   Aeon Co., Ltd.                                                                  44,500              440,320               0.3%
    Aisin Seiki Co., Ltd.                                                            7,500              249,816               0.2%
    Alfresa Holdings Corp.                                                           5,600               71,063               0.0%
    Amada Co., Ltd.                                                                 10,100               88,209               0.1%
    Aoyama Trading Co., Ltd.                                                         1,900               45,191               0.0%
    Asahi Glass Co., Ltd.                                                           72,000              374,737               0.2%
    Asahi Kasei Corp.                                                               89,000              730,353               0.4%
    Bank of Kyoto, Ltd. (The)                                                        9,000               77,990               0.1%
    Bank of Yokohama, Ltd. (The)                                                    52,000              300,520               0.2%
    Canon Marketing Japan, Inc.                                                      2,000               40,888               0.0%
    Chiba Bank, Ltd. (The)                                                          25,000              177,575               0.1%
    Chugoku Bank, Ltd. (The)                                                         5,400               79,815               0.1%
    Citizen Holdings Co., Ltd.                                                      13,400               88,029               0.1%
    Coca-Cola West Co., Ltd.                                                         2,800               39,971               0.0%
    Cosmo Oil Co., Ltd.                                                             34,000               52,978               0.0%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Dai Nippon Printing Co., Ltd.                                                   28,000    $         275,990               0.2%
    Dai-ichi Life Insurance Co., Ltd. (The)                                         22,200              335,968               0.2%
    Daicel Corp.                                                                     6,000               69,165               0.0%
#   Daido Steel Co., Ltd.                                                           15,000               57,544               0.0%
    Denki Kagaku Kogyo K.K.                                                         16,000               52,264               0.0%
    DIC Corp.                                                                       29,000               59,435               0.0%
    Fuji Media Holdings, Inc.                                                        1,800               24,836               0.0%
    FUJIFILM Holdings Corp.                                                         13,100              439,748               0.3%
#   Fujikura, Ltd.                                                                   5,000               21,003               0.0%
    Fukuoka Financial Group, Inc.                                                   25,000              127,926               0.1%
#   Fukuyama Transporting Co., Ltd.                                                  8,000               40,148               0.0%
    Furukawa Electric Co., Ltd.                                                     19,000               33,533               0.0%
    Glory, Ltd.                                                                      1,200               30,923               0.0%
    Gunma Bank, Ltd. (The)                                                          12,000               74,886               0.1%
    H2O Retailing Corp.                                                              3,000               49,896               0.0%
    Hachijuni Bank, Ltd. (The)                                                      17,000              104,088               0.1%
    Hankyu Hanshin Holdings, Inc.                                                   38,000              223,424               0.1%
    Hiroshima Bank, Ltd. (The)                                                      20,000               99,988               0.1%
    Hitachi Capital Corp.                                                            1,100               27,189               0.0%
    Hitachi Chemical Co., Ltd.                                                       4,600               81,077               0.1%
#   Hitachi Construction Machinery Co., Ltd.                                         8,000              163,635               0.1%
    Hitachi Transport System, Ltd.                                                     900               11,910               0.0%
    Hokkoku Bank, Ltd. (The)                                                         2,000                6,941               0.0%
    Hokuhoku Financial Group, Inc.                                                  52,000              104,462               0.1%
    Honda Motor Co., Ltd.                                                           61,400            1,962,911               1.2%
    House Foods Group, Inc.                                                          1,600               27,380               0.0%
    Ibiden Co., Ltd.                                                                 6,000               90,192               0.1%
    Idemitsu Kosan Co., Ltd.                                                         4,900               94,764               0.1%
    Inpex Corp.                                                                     29,600              378,597               0.2%
    Isetan Mitsukoshi Holdings, Ltd.                                                11,700              159,285               0.1%
    ITOCHU Corp.                                                                    62,400              754,325               0.5%
    Iyo Bank, Ltd. (The)                                                             8,000               85,427               0.1%
    J Front Retailing Co., Ltd.                                                     11,000              146,408               0.1%
    JFE Holdings, Inc.                                                              20,700              410,687               0.3%
    Joyo Bank, Ltd. (The)                                                           14,000               74,965               0.1%
    JX Holdings, Inc.                                                               93,427              400,208               0.2%
#   K's Holdings Corp.                                                                 700               19,332               0.0%
    Kagoshima Bank, Ltd. (The)                                                       5,000               32,426               0.0%
    Kamigumi Co., Ltd.                                                               8,000               77,135               0.1%
    Kaneka Corp.                                                                    12,000               65,932               0.0%
    Kawasaki Kisen Kaisha, Ltd.                                                     68,000              154,930               0.1%
    Keiyo Bank, Ltd. (The)                                                           4,000               20,913               0.0%
    Kewpie Corp.                                                                     1,300               22,470               0.0%
    Kinden Corp.                                                                     2,000               20,494               0.0%
    Kirin Holdings Co., Ltd.                                                         5,500               71,306               0.1%
    Kobe Steel, Ltd.                                                               251,000              398,801               0.2%
    Konica Minolta, Inc.                                                            31,000              346,386               0.2%
    Kuraray Co., Ltd.                                                               22,400              260,177               0.2%
    Kurita Water Industries, Ltd.                                                    1,700               36,685               0.0%
    Kyocera Corp.                                                                    4,600              212,021               0.1%
    LIXIL Group Corp.                                                                7,700              168,864               0.1%
    Marubeni Corp.                                                                  45,500              292,540               0.2%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
#   Marui Group Co., Ltd.                                                            6,000    $          50,707               0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                                              1,400               40,715               0.0%
    Medipal Holdings Corp.                                                           4,200               46,554               0.0%
    Mitsubishi Chemical Holdings Corp.                                             106,100              522,636               0.3%
    Mitsubishi Corp.                                                                27,300              535,308               0.3%
    Mitsubishi Gas Chemical Co., Inc.                                               13,000               77,781               0.1%
    Mitsubishi Materials Corp.                                                      73,000              228,483               0.1%
    Mitsubishi UFJ Financial Group, Inc.                                           412,000            2,401,636               1.5%
    Mitsui & Co., Ltd.                                                              26,100              394,085               0.2%
*   Mitsui Chemicals, Inc.                                                          56,000              162,215               0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                                      8,000               17,392               0.0%
    Mitsui Mining & Smelting Co., Ltd.                                              21,000               55,704               0.0%
    Mitsui OSK Lines, Ltd.                                                          61,000              192,721               0.1%
    Mizuho Financial Group, Inc.                                                   938,600            1,710,425               1.0%
    MS&AD Insurance Group Holdings, Inc.                                            15,250              329,656               0.2%
    Nagase & Co., Ltd.                                                               2,000               25,906               0.0%
    Nanto Bank, Ltd. (The)                                                           3,000               12,044               0.0%
    NEC Corp.                                                                      147,000              519,847               0.3%
    NHK Spring Co., Ltd.                                                             9,900               90,608               0.1%
#   Nikon Corp.                                                                     10,300              141,127               0.1%
    Nippo Corp.                                                                      2,000               36,557               0.0%
    Nippon Electric Glass Co., Ltd.                                                 16,000               74,401               0.1%
    Nippon Express Co., Ltd.                                                        64,000              281,533               0.2%
    Nippon Paper Industries Co., Ltd.                                                4,100               60,340               0.0%
    Nippon Shokubai Co., Ltd.                                                        3,000               35,960               0.0%
    Nippon Steel & Sumitomo Metal Corp.                                            322,185              850,196               0.5%
#   Nippon Yusen K.K.                                                              115,000              298,144               0.2%
    Nishi-Nippon City Bank, Ltd. (The)                                              18,000               49,342               0.0%
    Nissan Motor Co., Ltd.                                                         102,200              932,238               0.6%
    Nisshin Seifun Group, Inc.                                                       7,260               73,413               0.1%
#   Nisshin Steel Co., Ltd.                                                          2,300               21,475               0.0%
    Nisshinbo Holdings, Inc.                                                         3,000               24,775               0.0%
    NOK Corp.                                                                        5,300              134,273               0.1%
    Nomura Holdings, Inc.                                                           19,200              119,931               0.1%
    Nomura Real Estate Holdings, Inc.                                                3,000               53,022               0.0%
    NTN Corp.                                                                       26,000              112,418               0.1%
    NTT DOCOMO, Inc.                                                                58,700              990,027               0.6%
    Obayashi Corp.                                                                  18,000              123,528               0.1%
    Oji Holdings Corp.                                                              53,000              191,624               0.1%
    Onward Holdings Co., Ltd.                                                        2,000               12,290               0.0%
    Otsuka Holdings Co., Ltd.                                                        4,800              168,375               0.1%
#   Rengo Co., Ltd.                                                                  6,000               26,412               0.0%
    Resona Holdings, Inc.                                                           36,100              206,484               0.1%
    Ricoh Co., Ltd.                                                                 55,800              576,266               0.4%
    Rohm Co., Ltd.                                                                   3,300              200,874               0.1%
    Sankyo Co., Ltd.                                                                 1,800               65,504               0.0%
    SBI Holdings, Inc.                                                               8,180               94,328               0.1%
    Seino Holdings Co., Ltd.                                                         5,000               39,204               0.0%
    Sekisui House, Ltd.                                                             37,500              466,308               0.3%
    Shiga Bank, Ltd. (The)                                                           4,000               22,403               0.0%
    Showa Denko K.K.                                                                88,000              116,453               0.1%
    Showa Shell Sekiyu K.K.                                                          3,900               33,463               0.0%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    SKY Perfect JSAT Holdings, Inc.                                                  2,300    $          14,119               0.0%
    Sojitz Corp.                                                                    34,370               51,233               0.0%
    Sompo Japan Nipponkoa Holdings, Inc.                                             8,000              201,445               0.1%
    Sony Corp.                                                                      15,300              302,073               0.2%
    Sony Corp. Sponsored ADR                                                        29,100              576,762               0.4%
    Sumitomo Bakelite Co., Ltd.                                                      2,000                7,871               0.0%
    Sumitomo Chemical Co., Ltd.                                                    112,000              384,209               0.2%
    Sumitomo Corp.                                                                  16,200              172,849               0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.                                              1,700               20,053               0.0%
    Sumitomo Electric Industries, Ltd.                                              32,500              444,229               0.3%
    Sumitomo Forestry Co., Ltd.                                                      7,200               75,657               0.1%
    Sumitomo Heavy Industries, Ltd.                                                 24,000              131,578               0.1%
    Sumitomo Metal Mining Co., Ltd.                                                 21,000              291,323               0.2%
    Sumitomo Mitsui Financial Group, Inc.                                           50,800            2,071,772               1.3%
    Sumitomo Mitsui Trust Holdings, Inc.                                            84,030              343,071               0.2%
#   Sumitomo Osaka Cement Co., Ltd.                                                 14,000               43,764               0.0%
    Sumitomo Rubber Industries, Ltd.                                                 8,700              120,243               0.1%
    Suzuki Motor Corp.                                                              13,200              442,444               0.3%
    T&D Holdings, Inc.                                                              37,800              486,920               0.3%
#   Taiyo Nippon Sanso Corp.                                                         1,000                9,003               0.0%
    Takashimaya Co., Ltd.                                                           12,000              102,223               0.1%
    TDK Corp.                                                                        8,800              499,507               0.3%
    Teijin, Ltd.                                                                    67,000              163,802               0.1%
    Tokai Rika Co., Ltd.                                                             2,400               45,711               0.0%
    Tokio Marine Holdings, Inc.                                                     14,500              464,988               0.3%
    Tokyo Broadcasting System Holdings, Inc.                                         1,700               18,847               0.0%
    Toppan Printing Co., Ltd.                                                       16,000              108,868               0.1%
    Tosoh Corp.                                                                     35,000              152,200               0.1%
    Toyo Seikan Group Holdings, Ltd.                                                 5,100               61,846               0.0%
    Toyoda Gosei Co., Ltd.                                                           1,900               36,502               0.0%
    Toyota Tsusho Corp.                                                             16,000              403,442               0.3%
    TS Tech Co., Ltd.                                                                1,800               44,242               0.0%
    TV Asahi Holdings Corp.                                                            700               11,037               0.0%
#   Ube Industries, Ltd.                                                            42,000               65,029               0.0%
#   UNY Group Holdings Co., Ltd.                                                     5,300               28,098               0.0%
    Ushio, Inc.                                                                      4,100               43,028               0.0%
    Wacoal Holdings Corp.                                                            2,000               20,827               0.0%
#   Yamada Denki Co., Ltd.                                                          35,300              113,159               0.1%
    Yamaguchi Financial Group, Inc.                                                  7,000               66,856               0.0%
    Yamaha Corp.                                                                     5,000               68,535               0.0%
    Yamato Kogyo Co., Ltd.                                                           1,600               51,832               0.0%
    Yamazaki Baking Co., Ltd.                                                        5,000               61,813               0.0%
    Yokohama Rubber Co., Ltd. (The)                                                  7,000               63,543               0.0%
                                                                                              -----------------    --------------
TOTAL JAPAN                                                                                          35,142,904              21.3%
                                                                                              -----------------    --------------
NETHERLANDS -- (3.0%)
    Aegon NV                                                                        51,287              418,012               0.3%
    ArcelorMittal(B03XPL1)                                                          41,451              544,507               0.3%
#   ArcelorMittal(B295F26)                                                          35,529              467,562               0.3%
#   Fugro NV                                                                         1,469               20,255               0.0%
*   ING Groep NV                                                                   109,394            1,566,562               0.9%
#*  ING Groep NV Sponsored ADR                                                      20,692              296,309               0.2%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
NETHERLANDS -- (Continued)
    Koninklijke Boskalis Westminster NV                                              4,409    $         235,222               0.1%
    Koninklijke DSM NV                                                              12,633              791,558               0.5%
    Koninklijke KPN NV                                                              57,323              188,692               0.1%
    Koninklijke Philips NV                                                          22,102              617,925               0.4%
    TNT Express NV                                                                   3,513               20,419               0.0%
                                                                                              -----------------    --------------
TOTAL NETHERLANDS                                                                                     5,167,023               3.1%
                                                                                              -----------------    --------------
NEW ZEALAND -- (0.1%)
#   Auckland International Airport, Ltd.                                            17,920               54,176               0.0%
    Contact Energy, Ltd.                                                            20,560               99,741               0.1%
    Fletcher Building, Ltd.                                                          4,281               28,875               0.0%
                                                                                              -----------------    --------------
TOTAL NEW ZEALAND                                                                                       182,792               0.1%
                                                                                              -----------------    --------------
NORWAY -- (0.9%)
    DNB ASA                                                                         35,096              644,793               0.4%
    Norsk Hydro ASA                                                                 44,745              250,524               0.1%
#   Petroleum Geo-Services ASA                                                       2,320               11,523               0.0%
    Seadrill, Ltd.                                                                   4,385              100,855               0.1%
*   Storebrand ASA                                                                  20,270              103,932               0.1%
    Subsea 7 SA                                                                     10,265              110,466               0.1%
    Yara International ASA                                                           7,839              359,977               0.2%
                                                                                              -----------------    --------------
TOTAL NORWAY                                                                                          1,582,070               1.0%
                                                                                              -----------------    --------------
PORTUGAL -- (0.1%)
*   Banco Espirito Santo SA                                                         40,541                   --               0.0%
    EDP Renovaveis SA                                                               22,018              143,153               0.1%
                                                                                              -----------------    --------------
TOTAL PORTUGAL                                                                                          143,153               0.1%
                                                                                              -----------------    --------------
SINGAPORE -- (1.2%)
    CapitaLand, Ltd.                                                                86,000              212,327               0.1%
    City Developments, Ltd.                                                         18,000              132,479               0.1%
#   DBS Group Holdings, Ltd.                                                        46,592              670,245               0.4%
    Golden Agri-Resources, Ltd.                                                    277,000              112,255               0.1%
    Hutchison Port Holdings Trust                                                  215,000              145,170               0.1%
    Keppel Land, Ltd.                                                               25,000               65,053               0.1%
#*  Neptune Orient Lines, Ltd.                                                       7,000                4,553               0.0%
    Noble Group, Ltd.                                                              199,000              185,241               0.1%
    OUE, Ltd.                                                                        3,000                4,932               0.0%
    Singapore Airlines, Ltd.                                                        36,800              283,604               0.2%
    United Industrial Corp., Ltd.                                                   24,000               62,442               0.0%
    UOL Group, Ltd.                                                                 12,799               64,286               0.0%
    Venture Corp., Ltd.                                                              3,000               18,070               0.0%
    Wilmar International, Ltd.                                                      58,000              144,576               0.1%
                                                                                              -----------------    --------------
TOTAL SINGAPORE                                                                                       2,105,233               1.3%
                                                                                              -----------------    --------------
SPAIN -- (2.3%)
*   Acciona SA                                                                         930               64,996               0.0%
    Banco de Sabadell SA                                                           250,996              725,684               0.4%
    Banco Popular Espanol SA                                                        57,182              328,464               0.2%
    Banco Santander SA                                                              50,643              447,454               0.3%
    CaixaBank SA                                                                    22,887              125,081               0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SPAIN -- (Continued)
    Iberdrola SA                                                                   200,037    $       1,416,046               0.9%
    Mapfre SA                                                                       46,778              160,404               0.1%
    Repsol SA                                                                       31,003              692,886               0.4%
                                                                                              -----------------    --------------
TOTAL SPAIN                                                                                           3,961,015               2.4%
                                                                                              -----------------    --------------
SWEDEN -- (3.0%)
    Boliden AB                                                                      19,624              324,333               0.2%
    ICA Gruppen AB                                                                   1,636               65,507               0.0%
    Meda AB Class A                                                                 11,657              152,661               0.1%
    Nordea Bank AB                                                                  48,734              626,805               0.4%
    Saab AB Class B                                                                    854               23,064               0.0%
    Skandinaviska Enskilda Banken AB Class A                                        60,344              775,074               0.5%
#*  SSAB AB Class A                                                                  5,533               40,150               0.0%
*   SSAB AB Class B                                                                  2,545               16,299               0.0%
    Svenska Cellulosa AB Class A                                                       318                7,144               0.0%
    Svenska Cellulosa AB Class B                                                    35,492              795,251               0.5%
    Svenska Handelsbanken AB Class A                                                 6,657              318,239               0.2%
    Swedbank AB Class A                                                             12,557              332,769               0.2%
    Tele2 AB Class B                                                                21,048              267,427               0.2%
    Telefonaktiebolaget LM Ericsson Class A                                            164                1,827               0.0%
    Telefonaktiebolaget LM Ericsson Class B                                         65,764              777,094               0.5%
    Telefonaktiebolaget LM Ericsson Sponsored ADR                                   30,813              364,826               0.2%
    TeliaSonera AB                                                                  38,350              265,565               0.1%
                                                                                              -----------------    --------------
TOTAL SWEDEN                                                                                          5,154,035               3.1%
                                                                                              -----------------    --------------
SWITZERLAND -- (9.5%)
    ABB, Ltd.                                                                       59,532            1,306,053               0.8%
    Adecco SA                                                                       10,445              707,979               0.4%
    Aryzta AG                                                                        5,907              503,876               0.3%
    Baloise Holding AG                                                               2,594              326,545               0.2%
    Cie Financiere Richemont SA                                                      4,549              383,543               0.2%
    Clariant AG                                                                     21,102              368,083               0.2%
    Credit Suisse Group AG                                                          21,110              562,451               0.3%
    Givaudan SA                                                                         56               93,518               0.1%
    Holcim, Ltd.                                                                    13,089              928,985               0.6%
    Julius Baer Group, Ltd.                                                             84                3,682               0.0%
    Lonza Group AG                                                                   3,283              361,742               0.2%
    Novartis AG                                                                     38,719            3,593,234               2.2%
    Novartis AG ADR                                                                 10,786              999,754               0.6%
    OC Oerlikon Corp. AG                                                             1,284               16,247               0.0%
    Sulzer AG                                                                        1,072              122,185               0.1%
    Swatch Group AG (The)(7184736)                                                   1,110               93,909               0.1%
    Swatch Group AG (The)(7184725)                                                     894              424,080               0.3%
    Swiss Life Holding AG                                                              864              198,237               0.1%
    Swiss Re AG                                                                     24,507            1,981,656               1.2%
    Syngenta AG                                                                        530              163,906               0.1%
    UBS AG(B18YFJ4)                                                                 63,790            1,109,189               0.7%
    UBS AG(H89231338)                                                               14,791              257,068               0.1%
    Zurich Insurance Group AG                                                        6,258            1,893,849               1.1%
                                                                                              -----------------    --------------
TOTAL SWITZERLAND                                                                                    16,399,771               9.9%
                                                                                              -----------------    --------------

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (16.1%)
    Anglo American P.L.C.                                                           58,027    $       1,225,156               0.7%
    Barclays P.L.C.                                                                    293                1,127               0.0%
#   Barclays P.L.C. Sponsored ADR                                                  116,946            1,800,969               1.1%
    Barratt Developments P.L.C.                                                     18,885              126,952               0.1%
    BP P.L.C. Sponsored ADR                                                        141,449            6,147,374               3.7%
    Carnival P.L.C.                                                                  3,014              120,186               0.1%
    Carnival P.L.C. ADR                                                              2,954              117,687               0.1%
    Friends Life Group, Ltd.                                                        48,633              252,212               0.2%
    Glencore P.L.C.                                                                124,948              641,062               0.4%
    HSBC Holdings P.L.C. Sponsored ADR                                              76,492            3,902,622               2.4%
    Investec P.L.C.                                                                  6,563               60,179               0.0%
#   J Sainsbury P.L.C.                                                              78,611              309,693               0.2%
    Kingfisher P.L.C.                                                              113,311              548,931               0.3%
*   Lloyds Banking Group P.L.C.                                                     71,659               88,491               0.1%
*   Lloyds Banking Group P.L.C. ADR                                                176,409              867,932               0.5%
    Old Mutual P.L.C.                                                              101,877              316,385               0.2%
*   Royal Bank of Scotland Group P.L.C.                                             14,067               87,462               0.1%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR                               18,812              233,833               0.1%
#   Royal Dutch Shell P.L.C. ADR(780259107)                                         38,739            2,892,641               1.8%
    Royal Dutch Shell P.L.C. ADR(780259206)                                         50,190            3,603,140               2.2%
*   RSA Insurance Group P.L.C.                                                      12,878               99,645               0.1%
    Standard Chartered P.L.C.                                                       70,286            1,057,991               0.6%
    Vedanta Resources P.L.C.                                                         3,221               42,505               0.0%
    Vodafone Group P.L.C.                                                          610,801            2,031,190               1.2%
    Vodafone Group P.L.C. Sponsored ADR                                             25,108              834,082               0.5%
    WM Morrison Supermarkets P.L.C.                                                 99,891              248,018               0.1%
                                                                                              -----------------    --------------
TOTAL UNITED KINGDOM                                                                                 27,657,465              16.8%
                                                                                              -----------------    --------------
TOTAL COMMON STOCKS                                                                                 163,710,904              99.2%
                                                                                              -----------------    --------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Porsche Automobil Holding SE                                                       398               32,681               0.0%
                                                                                              -----------------    --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*   Banco Santander SA Rights 11/03/14                                              50,642                9,646               0.0%
                                                                                              -----------------    --------------

                                                                                                   VALUE+
                                                                                              -----------------
SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@ DFA Short Term Investment Fund                                                723,769            8,374,012               5.1%
                                                                                              -----------------    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $171,077,829)                                             $     172,127,243             104.3%
                                                                                              =================    ==============

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                     -----------------------------------------------------------------------------
                                                          LEVEL 1            LEVEL 2             LEVEL 3              TOTAL
                                                     -----------------  ------------------  -----------------  -------------------
Common Stocks
    Australia                                        $         192,172  $       10,066,289                 --  $        10,258,461
    Austria                                                         --             325,609                 --              325,609
    Belgium                                                         --           2,955,893                 --            2,955,893
    Canada                                                  13,565,568                  --                 --           13,565,568
    China                                                           --                 459                 --                  459
    Denmark                                                         --           2,443,511                 --            2,443,511
    Finland                                                         --           1,600,221                 --            1,600,221
    France                                                         457          13,919,043                 --           13,919,500
    Germany                                                    681,264          11,689,312                 --           12,370,576
    Hong Kong                                                       --           4,288,434                 --            4,288,434
    Ireland                                                    174,285             234,395                 --              408,680
    Israel                                                     241,070             802,642                 --            1,043,712
    Italy                                                      280,240           2,754,579                 --            3,034,819
    Japan                                                      576,762          34,566,142                 --           35,142,904
    Netherlands                                                763,871           4,403,152                 --            5,167,023
    New Zealand                                                     --             182,792                 --              182,792
    Norway                                                     100,855           1,481,215                 --            1,582,070
    Portugal                                                        --             143,153                 --              143,153
    Singapore                                                       --           2,105,233                 --            2,105,233
    Spain                                                           --           3,961,015                 --            3,961,015
    Sweden                                                     364,826           4,789,209                 --            5,154,035
    Switzerland                                              1,256,822          15,142,949                 --           16,399,771
    United Kingdom                                          20,400,280           7,257,185                 --           27,657,465
Preferred Stocks
    Germany                                                         --              32,681                 --               32,681
Rights/Warrants
    Spain                                                           --               9,646                 --                9,646
Securities Lending Collateral                                       --           8,374,012                 --            8,374,012
                                                     -----------------  ------------------  -----------------  -------------------
TOTAL                                                $      38,598,472  $      133,528,771                 --  $       172,127,243
                                                     =================  ==================  =================  ===================

                        VA INTERNATIONAL SMALL PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
COMMON STOCKS -- (88.1%)
AUSTRALIA -- (5.4%)
    Adelaide Brighton, Ltd.                                                         40,999    $         122,261               0.1%
*   AED Oil, Ltd.                                                                    4,139                   --               0.0%
    Ainsworth Game Technology, Ltd.                                                  8,468               22,719               0.0%
*   Alkane Resources, Ltd.                                                          19,700                3,917               0.0%
*   Alliance Resources, Ltd.                                                        21,658                3,404               0.0%
#   ALS, Ltd.                                                                        3,013               14,922               0.0%
    Amalgamated Holdings, Ltd.                                                       5,533               48,897               0.0%
#   Amcom Telecommunications, Ltd.                                                  19,211               37,728               0.0%
    Ansell, Ltd.                                                                    10,331              181,212               0.1%
#*  Antares Energy, Ltd.                                                            12,881                4,882               0.0%
*   APN News & Media, Ltd.                                                          73,867               47,944               0.0%
#*  Aquarius Platinum, Ltd.                                                         55,455               14,757               0.0%
#   ARB Corp., Ltd.                                                                  6,754               78,347               0.1%
#   Aristocrat Leisure, Ltd.                                                        25,675              145,967               0.1%
#   Arrium, Ltd.                                                                   211,294               62,731               0.1%
#   Atlas Iron, Ltd.                                                                49,744               14,890               0.0%
#   Ausdrill, Ltd.                                                                  21,215               11,474               0.0%
*   Ausenco, Ltd.                                                                    6,384                2,887               0.0%
*   Austal, Ltd.                                                                     6,527                7,368               0.0%
    Austbrokers Holdings, Ltd.                                                       3,717               33,461               0.0%
#   Austin Engineering, Ltd.                                                         1,943                1,969               0.0%
#*  Australian Agricultural Co., Ltd.                                               35,981               44,496               0.0%
    Australian Pharmaceutical Industries, Ltd.                                      21,680               15,450               0.0%
    Automotive Holdings Group, Ltd.                                                 21,427               72,240               0.1%
    AVJennings, Ltd.                                                                30,044               16,703               0.0%
*   AWE, Ltd.                                                                       53,433               82,830               0.1%
#   BC Iron, Ltd.                                                                   16,407               15,546               0.0%
    Beach Energy, Ltd.                                                             102,628              106,158               0.1%
#*  Beadell Resources, Ltd.                                                         69,221               15,533               0.0%
#   Bega Cheese, Ltd.                                                                9,353               42,597               0.0%
    Bentham IMF, Ltd.                                                               13,775               24,902               0.0%
*   Billabong International, Ltd.                                                   43,292               25,248               0.0%
    Blackmores, Ltd.                                                                   382               11,022               0.0%
#*  Boart Longyear, Ltd.                                                            30,454                6,493               0.0%
*   Boom Logistics, Ltd.                                                            20,098                2,678               0.0%
#   Bradken, Ltd.                                                                   21,442               73,143               0.1%
#   Breville Group, Ltd.                                                             7,643               45,893               0.0%
#   Brickworks, Ltd.                                                                 2,046               24,439               0.0%
    BT Investment Management, Ltd.                                                   7,784               42,882               0.0%
#   Cabcharge Australia, Ltd.                                                        9,538               41,595               0.0%
#   Cardno, Ltd.                                                                    15,729               77,242               0.1%
*   Carnarvon Petroleum, Ltd.                                                        6,703                1,313               0.0%
#   carsales.com, Ltd.                                                              12,426              117,256               0.1%
#   Cash Converters International, Ltd.                                             15,875               15,227               0.0%
    Cedar Woods Properties, Ltd.                                                     2,100               12,792               0.0%
*   Coal of Africa, Ltd.                                                            22,474                1,043               0.0%
*   Coalspur Mines, Ltd.                                                            21,206                  438               0.0%
*   Cockatoo Coal, Ltd.                                                             92,097                1,130               0.0%
#   Codan, Ltd.                                                                      2,725                1,910               0.0%
    Corporate Travel Management, Ltd.                                                3,824               30,420               0.0%
#   Crowe Horwath Australasia, Ltd.                                                  9,562                4,311               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRALIA -- (Continued)
    CSG, Ltd.                                                                       14,081    $          15,157               0.0%
    CSR, Ltd.                                                                       39,692              121,483               0.1%
#*  Cudeco, Ltd.                                                                     4,262                5,197               0.0%
    Decmil Group, Ltd.                                                               8,327               13,081               0.0%
    Domino's Pizza Enterprises, Ltd.                                                 4,660              111,070               0.1%
    Downer EDI, Ltd.                                                                36,327              153,403               0.1%
*   Drillsearch Energy, Ltd.                                                        45,211               47,212               0.0%
    DuluxGroup, Ltd.                                                                29,769              140,684               0.1%
    Echo Entertainment Group, Ltd.                                                  50,672              170,141               0.1%
#*  Elders, Ltd.                                                                    15,828                2,366               0.0%
#*  Emeco Holdings, Ltd.                                                            37,864                6,139               0.0%
*   Energy World Corp., Ltd.                                                        50,545               15,694               0.0%
#   Evolution Mining, Ltd.                                                           9,266                4,892               0.0%
    Fairfax Media, Ltd.                                                            198,178              142,445               0.1%
#   Fleetwood Corp., Ltd.                                                            6,315                9,653               0.0%
    FlexiGroup, Ltd.                                                                 6,860               21,666               0.0%
*   Flinders Mines, Ltd.                                                           135,740                2,374               0.0%
    G8 Education, Ltd.                                                               5,195               22,955               0.0%
*   Galaxy Resources, Ltd.                                                          21,890                  732               0.0%
#*  Gindalbie Metals, Ltd.                                                          27,192                  703               0.0%
    Goodman Fielder, Ltd.                                                          127,846               72,348               0.1%
#   GrainCorp, Ltd. Class A                                                         15,146              117,147               0.1%
#   Greencross, Ltd.                                                                 2,164               16,340               0.0%
#*  Gryphon Minerals, Ltd.                                                          13,245                1,004               0.0%
#   GUD Holdings, Ltd.                                                               5,383               34,073               0.0%
#*  Gunns, Ltd.                                                                     32,848                   --               0.0%
#   GWA Group, Ltd.                                                                 26,214               63,095               0.1%
    Hills, Ltd.                                                                     26,079               30,535               0.0%
*   Horizon Oil, Ltd.                                                               75,236               19,705               0.0%
#   iiNET, Ltd.                                                                     11,907               84,026               0.1%
#   Imdex, Ltd.                                                                     13,781                7,297               0.0%
    Independence Group NL                                                           25,117              100,581               0.1%
#*  Infigen Energy                                                                  14,000                3,300               0.0%
    Infomedia, Ltd.                                                                 29,538               31,146               0.0%
*   Intrepid Mines, Ltd.                                                             7,169                1,392               0.0%
    Invocare, Ltd.                                                                   7,742               82,609               0.1%
#   IOOF Holdings, Ltd.                                                             16,362              130,509               0.1%
    Iress, Ltd.                                                                      9,257               80,546               0.1%
#   JB Hi-Fi, Ltd.                                                                   7,902              108,814               0.1%
#*  Karoon Gas Australia, Ltd.                                                       5,930               15,491               0.0%
#*  Kingsgate Consolidated, Ltd.                                                    11,507                7,341               0.0%
#*  Lynas Corp., Ltd.                                                               10,000                  573               0.0%
#   M2 Group, Ltd.                                                                  13,792               95,698               0.1%
    MACA, Ltd.                                                                       3,463                3,955               0.0%
*   Macmahon Holdings, Ltd.                                                         69,831                6,069               0.0%
#   Macquarie Atlas Roads Group                                                     10,938               29,273               0.0%
#   Magellan Financial Group, Ltd.                                                   8,522              101,165               0.1%
*   Mayne Pharma Group, Ltd.                                                        52,407               35,053               0.0%
    McMillan Shakespeare, Ltd.                                                       4,394               41,580               0.0%
*   Medusa Mining, Ltd.                                                              7,354                3,851               0.0%
    Mermaid Marine Australia, Ltd.                                                  18,410               30,135               0.0%
#*  Mesoblast, Ltd.                                                                  7,543               27,926               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRALIA -- (Continued)
#   Metcash, Ltd.                                                                   81,663    $         203,959               0.2%
    Mincor Resources NL                                                             14,047                7,639               0.0%
#*  Mineral Deposits, Ltd.                                                           3,797                4,569               0.0%
#   Mineral Resources, Ltd.                                                         13,856              103,865               0.1%
*   Molopo Energy, Ltd.                                                             15,907                2,257               0.0%
#   Monadelphous Group, Ltd.                                                         7,985               88,567               0.1%
    Mortgage Choice, Ltd.                                                           10,500               24,310               0.0%
    Mount Gibson Iron, Ltd.                                                         65,404               25,988               0.0%
#   Myer Holdings, Ltd.                                                             44,787               76,059               0.1%
#   Navitas, Ltd.                                                                   19,169               89,581               0.1%
#   New Hope Corp., Ltd.                                                             4,268                8,447               0.0%
#   NIB Holdings, Ltd.                                                              27,676               79,759               0.1%
    Northern Star Resources, Ltd.                                                   63,127               60,882               0.1%
#   NRW Holdings, Ltd.                                                              16,092               10,771               0.0%
    Nufarm, Ltd.                                                                    20,029               87,383               0.1%
    Oakton, Ltd.                                                                     7,474               12,442               0.0%
#*  Orocobre, Ltd.                                                                   7,187               17,377               0.0%
#   OZ Minerals, Ltd.                                                               24,231               83,266               0.1%
    Pacific Brands, Ltd.                                                            98,336               40,863               0.0%
#*  Paladin Energy, Ltd.                                                            81,152               23,272               0.0%
    PanAust, Ltd.                                                                   15,632               23,704               0.0%
    Panoramic Resources, Ltd.                                                        8,860                4,725               0.0%
    Peet, Ltd.                                                                      17,816               19,008               0.0%
    Perpetual, Ltd.                                                                  3,854              157,580               0.1%
#*  Perseus Mining, Ltd.                                                            28,599                7,802               0.0%
#*  Platinum Australia, Ltd.                                                        23,193                  122               0.0%
*   PMP, Ltd.                                                                       17,571                7,486               0.0%
    Premier Investments, Ltd.                                                        8,397               79,672               0.1%
    Primary Health Care, Ltd.                                                       41,307              169,277               0.1%
    Prime Media Group, Ltd.                                                         30,543               23,000               0.0%
    Programmed Maintenance Services, Ltd.                                            4,827               11,050               0.0%
*   Qantas Airways, Ltd.                                                            35,785               53,467               0.1%
    Qube Holdings, Ltd.                                                             36,157               78,214               0.1%
    RCR Tomlinson, Ltd.                                                             10,693               25,688               0.0%
#   Reckon, Ltd.                                                                     1,448                2,334               0.0%
*   Red Fork Energy, Ltd.                                                            6,630                  130               0.0%
#   Regis Resources, Ltd.                                                           22,571               27,410               0.0%
#   Reject Shop, Ltd. (The)                                                          1,897               13,840               0.0%
*   Resolute Mining, Ltd.                                                           79,046               22,259               0.0%
#   Retail Food Group, Ltd.                                                         13,321               65,405               0.1%
*   Rex Minerals, Ltd.                                                               7,834                1,518               0.0%
    Ridley Corp., Ltd.                                                              33,330               25,797               0.0%
*   Roc Oil Co., Ltd.                                                               66,001               39,631               0.0%
    SAI Global, Ltd.                                                                17,990               65,119               0.1%
    Salmat, Ltd.                                                                     3,642                4,394               0.0%
*   Samson Oil & Gas, Ltd.                                                          76,724                1,182               0.0%
    Sandfire Resources NL                                                           10,113               50,183               0.0%
#*  Saracen Mineral Holdings, Ltd.                                                  36,822                9,235               0.0%
    Select Harvests, Ltd.                                                            4,176               23,184               0.0%
#*  Senex Energy, Ltd.                                                              69,792               33,412               0.0%
    Servcorp, Ltd.                                                                   1,569                7,194               0.0%
*   Service Stream, Ltd.                                                            25,993                4,117               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRALIA -- (Continued)
    Seven West Media, Ltd.                                                          46,666    $          70,560               0.1%
#   Sigma Pharmaceuticals, Ltd.                                                    129,270               88,074               0.1%
*   Silex Systems, Ltd.                                                              1,112                  569               0.0%
#*  Silver Lake Resources, Ltd.                                                     25,841                6,254               0.0%
#   Sims Metal Management, Ltd.                                                     13,980              139,567               0.1%
    Sirtex Medical, Ltd.                                                             4,652              106,824               0.1%
    Skilled Group, Ltd.                                                             14,670               29,957               0.0%
    Slater & Gordon, Ltd.                                                           13,736               74,215               0.1%
#   SMS Management & Technology, Ltd.                                                6,207               21,568               0.0%
    Southern Cross Media Group, Ltd.                                                67,418               58,139               0.1%
    Spark Infrastructure Group                                                     114,456              192,399               0.2%
    Specialty Fashion Group, Ltd.                                                   19,600               14,362               0.0%
#*  St Barbara, Ltd.                                                                26,761                2,590               0.0%
    STW Communications Group, Ltd.                                                  29,890               29,874               0.0%
*   Sundance Energy Australia, Ltd.                                                 47,232               48,592               0.0%
    Sunland Group, Ltd.                                                             14,139               21,139               0.0%
#   Super Retail Group, Ltd.                                                        11,908               77,269               0.1%
    Tabcorp Holdings, Ltd.                                                          57,308              205,860               0.2%
#*  Tap Oil, Ltd.                                                                   20,587               11,157               0.0%
    Tassal Group, Ltd.                                                              11,741               38,138               0.0%
    Technology One, Ltd.                                                            23,020               67,970               0.1%
#*  Ten Network Holdings, Ltd.                                                     186,849               36,526               0.0%
#   TFS Corp., Ltd.                                                                 22,201               30,771               0.0%
*   Tiger Resources, Ltd.                                                          103,721               23,624               0.0%
    Tox Free Solutions, Ltd.                                                         8,871               19,029               0.0%
*   Transfield Services, Ltd.                                                       57,764               97,521               0.1%
    Transpacific Industries Group, Ltd.                                            112,016               89,027               0.1%
    Treasury Wine Estates, Ltd.                                                      7,763               31,696               0.0%
#*  Troy Resources, Ltd.                                                             2,843                1,476               0.0%
#*  UGL, Ltd.                                                                        8,011               49,552               0.0%
    UXC, Ltd.                                                                       17,099               12,686               0.0%
    Village Roadshow, Ltd.                                                          10,695               66,248               0.1%
*   Virgin Australia Holdings, Ltd. (ACI01NXR8)                                    110,192                   --               0.0%
#*  Virgin Australia Holdings, Ltd. (B43DQC7)                                      149,153               50,591               0.0%
    Vocus Communications, Ltd.                                                       4,713               24,588               0.0%
    Watpac, Ltd.                                                                     6,412                4,732               0.0%
    Western Areas, Ltd.                                                             13,924               53,405               0.1%
#*  White Energy Co., Ltd.                                                           9,723                1,299               0.0%
#*  Whitehaven Coal, Ltd.                                                           10,803               14,488               0.0%
    Wide Bay Australia, Ltd.                                                           777                3,637               0.0%
#   Wotif.com Holdings, Ltd.                                                         5,438               14,543               0.0%
                                                                                              -----------------    --------------
TOTAL AUSTRALIA                                                                                       8,263,202               6.1%
                                                                                              -----------------    --------------
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG                                                             319               28,795               0.0%
    Atrium European Real Estate, Ltd.                                               11,257               58,966               0.0%
    Austria Technologie & Systemtechnik AG                                           1,819               21,082               0.0%
    BUWOG AG                                                                           358                6,619               0.0%
#   Conwert Immobilien Invest SE                                                     5,431               60,230               0.1%
    EVN AG                                                                           2,083               26,390               0.0%
#   Flughafen Wien AG                                                                  837               76,873               0.1%
*   IMMOFINANZ AG                                                                    7,160               21,676               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRIA -- (Continued)
*   Kapsch TrafficCom AG                                                               127    $           2,675               0.0%
    Lenzing AG                                                                         646               37,278               0.0%
    Mayr Melnhof Karton AG                                                             840               90,150               0.1%
    Oberbank AG                                                                      1,045               65,806               0.1%
    Oesterreichische Post AG                                                         1,954               95,365               0.1%
    Palfinger AG                                                                       904               21,067               0.0%
    RHI AG                                                                           2,079               53,295               0.0%
    S IMMO AG                                                                        2,718               20,933               0.0%
    Schoeller-Bleckmann Oilfield Equipment AG                                          838               72,220               0.1%
    Semperit AG Holding                                                                778               38,535               0.0%
    Strabag SE                                                                       1,012               21,902               0.0%
    UNIQA Insurance Group AG                                                         7,858               87,620               0.1%
#   Wienerberger AG                                                                 11,751              142,101               0.1%
    Zumtobel Group AG                                                                2,862               50,471               0.0%
                                                                                              -----------------    --------------
TOTAL AUSTRIA                                                                                         1,100,049               0.8%
                                                                                              -----------------    --------------
BELGIUM -- (1.2%)
*   Ablynx NV                                                                        4,354               43,537               0.0%
    Ackermans & van Haaren NV                                                        2,145              267,497               0.2%
*   AGFA-Gevaert NV                                                                 15,370               38,777               0.0%
    Arseus NV                                                                        2,758              110,023               0.1%
    Banque Nationale de Belgique                                                        20               81,477               0.1%
    Barco NV                                                                         1,156               85,235               0.1%
    Cie d'Entreprises CFE                                                              616               66,617               0.0%
    Cie Immobiliere de Belgique SA                                                     200               10,528               0.0%
    Cie Maritime Belge SA                                                            1,500               29,378               0.0%
    D'ieteren SA                                                                     2,276               82,413               0.1%
    Deceuninck NV                                                                    6,500               16,137               0.0%
    Econocom Group SA                                                                7,084               45,788               0.0%
    Elia System Operator SA                                                          2,535              125,750               0.1%
#*  Euronav NV                                                                       7,113               75,490               0.1%
#   EVS Broadcast Equipment SA                                                       1,309               42,425               0.0%
    Exmar NV                                                                         2,768               38,693               0.0%
*   Ion Beam Applications                                                            1,765               30,833               0.0%
    Kinepolis Group NV                                                               2,000               80,114               0.1%
    Lotus Bakeries                                                                       6                7,001               0.0%
    Melexis NV                                                                       2,002               91,416               0.1%
*   Mobistar SA                                                                      2,853               61,176               0.0%
#   NV Bekaert SA                                                                    3,021               94,974               0.1%
#*  Nyrstar NV                                                                      24,390               82,317               0.1%
    Recticel SA                                                                      1,421               10,842               0.0%
*   Roularta Media Group NV                                                            455                6,845               0.0%
    Sipef SA                                                                           540               37,478               0.0%
#*  Tessenderlo Chemie NV                                                            2,881               74,744               0.1%
#*  ThromboGenics NV                                                                 2,924               25,703               0.0%
    Van de Velde NV                                                                    393               18,211               0.0%
*   Viohalco SA                                                                      9,200               29,684               0.0%
                                                                                              -----------------    --------------
TOTAL BELGIUM                                                                                         1,811,103               1.3%
                                                                                              -----------------    --------------
CANADA -- (8.6%)
*   5N Plus, Inc.                                                                    2,300                4,939               0.0%
    Absolute Software Corp.                                                          2,400               15,098               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
#   Acadian Timber Corp.                                                               500    $           6,322               0.0%
*   Advantage Oil & Gas, Ltd.                                                       21,179               90,763               0.1%
#   AG Growth International, Inc.                                                    1,006               41,702               0.0%
    AGF Management, Ltd. Class B                                                     7,733               70,259               0.1%
    AGT Food & Ingredient, Inc.                                                      1,730               42,504               0.0%
*   Air Canada Class A                                                               3,900               32,493               0.0%
    Akita Drilling, Ltd. Class A                                                     1,200               14,725               0.0%
    Alacer Gold Corp.                                                               10,187               16,902               0.0%
    Alamos Gold, Inc.                                                               12,769               95,282               0.1%
#   Alaris Royalty Corp.                                                               900               26,967               0.0%
#*  Alexco Resource Corp.                                                            2,700                1,342               0.0%
#   Algonquin Power & Utilities Corp.                                               11,549               94,273               0.1%
#*  Altius Minerals Corp.                                                            1,000                9,370               0.0%
#   Altus Group, Ltd.                                                                2,300               44,590               0.0%
#*  Alumasc Group P.L.C. (The)                                                       5,800               13,380               0.0%
#*  Argonaut Gold, Inc.                                                              9,592               20,426               0.0%
#*  Asanko Gold, Inc.                                                                2,901                4,376               0.0%
#*  Athabasca Oil Corp.                                                             13,445               43,542               0.0%
*   ATS Automation Tooling Systems, Inc.                                             9,760              122,103               0.1%
    AuRico Gold, Inc.                                                               23,822               76,303               0.1%
    AutoCanada, Inc.                                                                 1,300               72,206               0.1%
#*  Avigilon Corp.                                                                   1,700               23,515               0.0%
    Axia NetMedia Corp.                                                              4,000                9,512               0.0%
#*  B2Gold Corp.                                                                    45,718               76,261               0.1%
    Badger Daylighting, Ltd.                                                         1,800               44,223               0.0%
#*  Ballard Power Systems, Inc.                                                      3,700               10,374               0.0%
*   Bankers Petroleum, Ltd.                                                         32,396              124,462               0.1%
*   Bellatrix Exploration, Ltd.                                                     11,156               52,165               0.0%
#*  Birchcliff Energy, Ltd.                                                          7,200               55,706               0.0%
#   Bird Construction, Inc.                                                          3,138               37,504               0.0%
#   Black Diamond Group, Ltd.                                                        2,510               42,871               0.0%
*   BlackPearl Resources, Inc.                                                      31,370               45,091               0.0%
#   BMTC Group, Inc. Class A                                                           850               11,690               0.0%
#*  BNK Petroleum, Inc.                                                              3,400                1,599               0.0%
#   Bonavista Energy Corp.                                                           9,378               88,118               0.1%
#   Bonterra Energy Corp.                                                            2,261              101,650               0.1%
    Boralex, Inc. Class A                                                            2,200               25,669               0.0%
*   Brookfield Residential Properties, Inc.                                          3,570               83,053               0.1%
    Bumi Serpong Damai Tbk PT                                                        5,091               66,176               0.1%
    Calfrac Well Services, Ltd.                                                      5,244               62,814               0.1%
    Calvalley Petroleum, Inc. Class A                                                2,013                2,197               0.0%
    Canaccord Genuity Group, Inc.                                                    9,250               78,297               0.1%
*   Canacol Energy, Ltd.                                                             8,550               29,207               0.0%
#   Canadian Energy Services & Technology Corp.                                     14,133              109,096               0.1%
    Canadian Western Bank                                                            3,569              119,542               0.1%
    Canam Group, Inc. Class A                                                        3,600               31,303               0.0%
    CanElson Drilling, Inc.                                                          7,191               35,156               0.0%
#   Canexus Corp.                                                                    7,454               25,595               0.0%
*   Canfor Corp.                                                                     3,167               73,734               0.1%
    Canfor Pulp Products, Inc.                                                       3,143               35,138               0.0%
    Canyon Services Group, Inc.                                                      5,900               57,008               0.1%
    Capital Power Corp.                                                              6,280              142,533               0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
#   Capstone Infrastructure Corp.                                                   10,094    $          38,243               0.0%
*   Capstone Mining Corp.                                                           29,312               54,876               0.0%
    Cascades, Inc.                                                                   3,900               21,696               0.0%
#   Cathedral Energy Services, Ltd.                                                    511                1,410               0.0%
    CCL Industries, Inc. Class B                                                     1,500              151,644               0.1%
*   Celestica, Inc.                                                                 20,200              221,885               0.2%
    Centerra Gold, Inc.                                                             13,811               53,918               0.0%
*   Cequence Energy, Ltd.                                                           13,468               17,088               0.0%
*   China Gold International Resources Corp., Ltd.                                   9,700               18,590               0.0%
*   Chinook Energy, Inc.                                                             6,624                9,169               0.0%
#   Cineplex, Inc.                                                                   4,452              167,723               0.1%
    Cogeco Cable, Inc.                                                               1,504               82,016               0.1%
    Cogeco, Inc.                                                                       400               20,134               0.0%
    COM DEV International, Ltd.                                                      4,500               14,773               0.0%
    Computer Modelling Group, Ltd.                                                   9,162               95,193               0.1%
*   Connacher Oil and Gas, Ltd.                                                     18,200                1,615               0.0%
    Contrans Group, Inc. Class A                                                     1,122               14,863               0.0%
#*  Copper Mountain Mining Corp.                                                    12,235               22,689               0.0%
    Corby Spirit and Wine, Ltd.                                                        900               16,785               0.0%
#*  Corridor Resources, Inc.                                                         2,900                3,705               0.0%
#   Corus Entertainment, Inc. Class B                                                8,196              150,823               0.1%
    Cott Corp.                                                                       9,010               54,601               0.0%
*   Crew Energy, Inc.                                                               13,428               83,877               0.1%
*   DeeThree Exploration, Ltd.                                                       9,700               55,340               0.0%
*   Delphi Energy Corp.                                                             16,088               30,119               0.0%
#*  Denison Mines Corp.                                                             20,344               19,134               0.0%
*   Descartes Systems Group, Inc. (The)                                              5,100               71,949               0.1%
    DH Corp.                                                                         5,466              174,594               0.1%
#   DirectCash Payments, Inc.                                                          100                1,411               0.0%
*   Dominion Diamond Corp.                                                           6,354               88,907               0.1%
    Dorel Industries, Inc. Class B                                                   2,700               83,895               0.1%
#*  DragonWave, Inc.                                                                 1,751                1,864               0.0%
#*  Dundee Precious Metals, Inc.                                                     8,155               23,227               0.0%
    E-L Financial Corp., Ltd.                                                          104               63,671               0.1%
*   Eastern Platinum, Ltd.                                                           3,990                3,080               0.0%
#   Enbridge Income Fund Holdings, Inc.                                              4,695              123,723               0.1%
*   Endeavour Mining Corp.                                                          18,313                7,799               0.0%
*   Endeavour Silver Corp.                                                           7,916               24,161               0.0%
    EnerCare, Inc.                                                                   1,512               19,895               0.0%
    Enerflex, Ltd.                                                                   4,509               64,411               0.1%
#*  Energy Fuels, Inc.                                                                 331                1,997               0.0%
    Enghouse Systems, Ltd.                                                           1,500               50,388               0.0%
    Ensign Energy Services, Inc.                                                     8,200               92,546               0.1%
    Equitable Group, Inc.                                                              600               34,806               0.0%
*   Essential Energy Services Trust                                                 11,693               20,957               0.0%
    Evertz Technologies, Ltd.                                                        3,700               55,777               0.1%
*   Excellon Resources, Inc.                                                         1,910                1,390               0.0%
#   Exchange Income Corp.                                                              743               12,684               0.0%
#   Extendicare, Inc.                                                                9,010               65,234               0.1%
    Fiera Capital Corp.                                                              1,900               21,764               0.0%
#*  First Majestic Silver Corp.                                                     13,200               67,695               0.1%
    FirstService Corp.                                                               2,646              139,830               0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
*   Forsys Metals Corp.                                                              2,500    $             566               0.0%
#*  Fortress Paper, Ltd. Class A                                                       500                  923               0.0%
*   Fortuna Silver Mines, Inc.                                                      15,900               55,020               0.0%
#   Glacier Media, Inc.                                                              1,800                2,667               0.0%
    Gluskin Sheff + Associates, Inc.                                                 3,294               86,043               0.1%
*   GLV, Inc. Class A                                                                  781                1,594               0.0%
    GMP Capital, Inc.                                                                2,541               15,038               0.0%
#*  Golden Star Resources, Ltd.                                                     13,100                3,719               0.0%
*   Gran Tierra Energy, Inc.                                                        18,587               84,767               0.1%
*   Great Canadian Gaming Corp.                                                      5,600              101,561               0.1%
#*  Great Panther Silver, Ltd.                                                       9,200                6,449               0.0%
#*  Guyana Goldfields, Inc.                                                          3,229                6,589               0.0%
*   Heroux-Devtek, Inc.                                                              2,400               21,635               0.0%
    Home Capital Group, Inc.                                                         3,700              177,343               0.1%
#   Horizon North Logistics, Inc.                                                    8,717               24,595               0.0%
    HudBay Minerals, Inc.                                                           17,531              134,238               0.1%
    Hudson's Bay Co.                                                                 2,691               46,702               0.0%
#*  Imax Corp.                                                                       5,484              161,496               0.1%
*   Imperial Metals Corp.                                                            5,000               42,278               0.0%
*   Imris, Inc.                                                                      1,500                  506               0.0%
    Innergex Renewable Energy, Inc.                                                  6,310               61,753               0.1%
*   Interfor Corp.                                                                   5,200               79,081               0.1%
#*  International Tower Hill Mines, Ltd.                                             1,260                  447               0.0%
    Intertape Polymer Group, Inc.                                                    7,544              110,511               0.1%
#*  Ithaca Energy, Inc.                                                             31,528               40,282               0.0%
#*  Ivanhoe Energy, Inc.                                                               482                  543               0.0%
#   Just Energy Group, Inc.                                                         10,855               52,876               0.0%
*   Kelt Exploration, Ltd.                                                           1,500               12,630               0.0%
#   Killam Properties, Inc.                                                          5,329               52,200               0.0%
*   Kingsway Financial Services, Inc.                                                  600                3,886               0.0%
#*  Kirkland Lake Gold, Inc.                                                         5,200               16,148               0.0%
*   Knight Therapeutics, Inc.                                                          787                4,064               0.0%
#*  Lake Shore Gold Corp.                                                           34,900               25,392               0.0%
    Laurentian Bank of Canada                                                        3,100              136,372               0.1%
*   Legacy Oil + Gas, Inc.                                                          16,233               66,110               0.1%
#   Leisureworld Senior Care Corp.                                                   1,171               14,723               0.0%
    Leon's Furniture, Ltd.                                                           2,400               30,622               0.0%
#*  Leucrotta Exploration, Inc.                                                      5,845                8,713               0.0%
#   Lightstream Resources, Ltd.                                                     22,801               60,287               0.1%
    Linamar Corp.                                                                    3,193              163,099               0.1%
#   Liquor Stores N.A., Ltd.                                                           966               11,142               0.0%
#   Long Run Exploration, Ltd.                                                      20,937               59,259               0.1%
    Lucara Diamond Corp.                                                            25,900               52,395               0.0%
    MacDonald Dettwiler & Associates, Ltd.                                           2,251              171,644               0.1%
    Major Drilling Group International, Inc.                                         6,773               39,542               0.0%
#   Manitoba Telecom Services, Inc.                                                  3,332               87,834               0.1%
    Maple Leaf Foods, Inc.                                                           7,600              131,494               0.1%
    Martinrea International, Inc.                                                    8,733               92,595               0.1%
#*  Maxim Power Corp.                                                                1,300                2,999               0.0%
#   Medical Facilities Corp.                                                         3,200               51,164               0.0%
*   Mitel Networks Corp.                                                             4,780               44,575               0.0%
#*  Mood Media Corp.                                                                 7,900                3,785               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
    Morneau Shepell, Inc.                                                            3,901    $          57,595               0.1%
#   MTY Food Group, Inc.                                                             1,000               29,094               0.0%
#   Mullen Group, Ltd.                                                               6,351              123,408               0.1%
#*  Nautilus Minerals, Inc.                                                          5,100                2,353               0.0%
    Nevsun Resources, Ltd.                                                          16,235               54,882               0.0%
#   New Flyer Industries, Inc.                                                       5,010               57,788               0.1%
    Newalta Corp.                                                                    3,453               62,347               0.1%
#*  Niko Resources, Ltd.                                                             1,800                  495               0.0%
    Norbord, Inc.                                                                    3,290               64,367               0.1%
    North American Energy Partners, Inc.                                             1,500                8,012               0.0%
*   North American Palladium, Ltd.                                                   5,795                  925               0.0%
    North West Co., Inc. (The)                                                       4,181               86,436               0.1%
#*  Northern Dynasty Minerals, Ltd.                                                  2,375                  906               0.0%
#   Northland Power, Inc.                                                            6,054               90,081               0.1%
#*  Novagold Resources, Inc.                                                        12,550               30,845               0.0%
*   NuVista Energy, Ltd.                                                            11,660              107,284               0.1%
*   OceanaGold Corp.                                                                30,853               50,370               0.0%
*   Osisko Gold Royalties, Ltd.                                                        994               12,413               0.0%
*   Painted Pony Petroleum, Ltd.                                                     9,134               86,554               0.1%
    Pan American Silver Corp.                                                        9,243               85,455               0.1%
*   Parex Resources, Inc.                                                            7,640               70,025               0.1%
#   Parkland Fuel Corp.                                                              3,959               77,455               0.1%
#   Pason Systems, Inc.                                                              6,603              158,008               0.1%
*   Performance Sports Group, Ltd.                                                   2,972               51,421               0.0%
#*  Perpetual Energy, Inc.                                                           4,555                5,658               0.0%
#   PHX Energy Services Corp.                                                        3,600               37,436               0.0%
#*  Pilot Gold, Inc.                                                                 2,374                1,622               0.0%
#*  Polymet Mining Corp.                                                            10,894               11,599               0.0%
*   Poseidon Concepts Corp.                                                          2,814                    4               0.0%
#   Premium Brands Holdings Corp.                                                    1,330               29,207               0.0%
*   Primero Mining Corp.                                                             9,204               31,440               0.0%
    Progressive Waste Solutions, Ltd.                                                2,959               86,429               0.1%
*   QLT, Inc.                                                                        5,800               23,106               0.0%
#*  Questerre Energy Corp. Class A                                                   6,950                4,502               0.0%
    Reitmans Canada, Ltd. Class A                                                    4,500               24,555               0.0%
    Richelieu Hardware, Ltd.                                                         1,000               47,442               0.0%
#   Ritchie Bros Auctioneers, Inc.                                                   6,300              153,999               0.1%
*   RMP Energy, Inc.                                                                11,827               62,123               0.1%
#   Rogers Sugar, Inc.                                                               5,100               20,091               0.0%
    RONA, Inc.                                                                      13,485              164,517               0.1%
#*  Rubicon Minerals Corp.                                                           8,300                6,996               0.0%
    Russel Metals, Inc.                                                              7,300              212,772               0.2%
#*  Sabina Gold & Silver Corp.                                                       5,619                1,845               0.0%
*   San Gold Corp.                                                                  10,700                  522               0.0%
#*  Sandstorm Gold, Ltd.                                                             7,400               21,273               0.0%
*   Sandvine Corp.                                                                  13,900               34,533               0.0%
#   Savanna Energy Services Corp.                                                   10,182               54,928               0.0%
*   Scorpio Mining Corp.                                                             6,390                1,077               0.0%
    Secure Energy Services, Inc.                                                     6,124              113,400               0.1%
*   SEMAFO, Inc.                                                                    29,100               71,004               0.1%
    ShawCor, Ltd.                                                                    1,961               86,388               0.1%
    Sherritt International Corp.                                                    36,037               89,529               0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
*   Shore Gold, Inc.                                                                15,000    $           2,595               0.0%
#*  Sierra Wireless, Inc.                                                            4,000              109,454               0.1%
#*  Silver Standard Resources, Inc.                                                  6,506               28,343               0.0%
*   Southern Pacific Resource Corp.                                                 28,100                  748               0.0%
#*  Sprott Resource Corp.                                                            6,554               12,154               0.0%
#   Sprott, Inc.                                                                    12,583               27,018               0.0%
#   Spyglass Resources Corp.                                                           683                  642               0.0%
*   St Andrew Goldfields, Ltd.                                                      13,300                2,773               0.0%
    Stantec, Inc.                                                                    3,000              190,080               0.1%
    Stella-Jones, Inc.                                                               3,800              110,354               0.1%
    Stuart Olson, Inc.                                                               1,045                7,075               0.0%
#   Student Transportation, Inc.                                                     5,497               34,531               0.0%
#*  Sulliden Mining Capital, Inc.                                                    1,080                  345               0.0%
*   SunOpta, Inc.                                                                    4,443               62,917               0.1%
#   Superior Plus Corp.                                                              9,714              105,237               0.1%
#   Surge Energy, Inc.                                                              19,006              105,397               0.1%
#*  TAG Oil, Ltd.                                                                    4,231                5,969               0.0%
*   Taseko Mines, Ltd.                                                              16,000               21,011               0.0%
*   Tembec, Inc.                                                                     1,115                2,829               0.0%
#*  Teranga Gold Corp.                                                               1,000                  390               0.0%
*   Thompson Creek Metals Co., Inc.                                                 14,933               28,222               0.0%
    Timminco, Ltd.                                                                   6,400                   13               0.0%
*   Timmins Gold Corp.                                                               6,306                6,043               0.0%
    TMX Group, Ltd.                                                                  1,244               59,835               0.1%
#   TORC Oil & Gas, Ltd.                                                             5,006               46,950               0.0%
    Toromont Industries, Ltd.                                                        7,151              170,741               0.1%
#   Torstar Corp. Class B                                                            4,700               27,440               0.0%
    Total Energy Services, Inc.                                                      1,737               30,177               0.0%
#*  Touchstone Exploration, Inc.                                                     3,130                1,666               0.0%
#   Transcontinental, Inc. Class A                                                   6,505               88,827               0.1%
    TransForce, Inc.                                                                 4,951              121,068               0.1%
    TransGlobe Energy Corp.                                                          6,000               26,033               0.0%
    Trican Well Service, Ltd.                                                       15,824              141,806               0.1%
    Trinidad Drilling, Ltd.                                                         10,700               69,685               0.1%
*   TVA Group, Inc. Class B                                                          1,200                8,763               0.0%
#   Twin Butte Energy, Ltd.                                                         24,297               32,337               0.0%
*   Uex Corp.                                                                        6,400                1,590               0.0%
    Uni-Select, Inc.                                                                 1,100               27,679               0.0%
#   Valener, Inc.                                                                    3,700               52,855               0.0%
    Vicwest, Inc.                                                                      400                3,684               0.0%
#   Wajax Corp.                                                                      1,263               40,421               0.0%
*   Wesdome Gold Mines, Ltd.                                                         3,085                1,998               0.0%
    Western Energy Services Corp.                                                    4,624               29,335               0.0%
#   Western Forest Products, Inc.                                                   24,430               50,288               0.0%
    Westshore Terminals Investment Corp.                                             2,142               65,283               0.1%
    Whistler Blackcomb Holdings, Inc.                                                1,600               27,016               0.0%
#   Whitecap Resources, Inc.                                                        12,019              155,590               0.1%
    Wi-Lan, Inc.                                                                    10,900               36,074               0.0%
    Winpak, Ltd.                                                                     2,400               63,351               0.1%
    WSP Global, Inc.                                                                 3,517              107,066               0.1%
*   Xtreme Drilling and Coil Services Corp.                                          1,900                5,243               0.0%
#   Zargon Oil & Gas, Ltd.                                                           1,612                8,768               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
    Zenith Epigenetics Corp.                                                         1,300    $              93               0.0%
                                                                                              -----------------    --------------
TOTAL CANADA                                                                                         13,194,904               9.7%
                                                                                              -----------------    --------------
CHINA -- (0.0%)
*   Goldin Properties Holdings, Ltd.                                                42,000               25,540               0.0%
*   Hanfeng Evergreen, Inc.                                                          2,400                  551               0.0%
    Hopewell Highway Infrastructure, Ltd.                                            2,108                1,020               0.0%
                                                                                              -----------------    --------------
TOTAL CHINA                                                                                              27,111               0.0%
                                                                                              -----------------    --------------
DENMARK -- (1.4%)
    ALK-Abello A.S.                                                                    529               59,659               0.0%
*   Alm Brand A.S.                                                                   7,780               42,473               0.0%
    Ambu A.S. Class B                                                                  519               36,673               0.0%
*   Auriga Industries A.S. Class B                                                     950               49,087               0.0%
#*  Bang & Olufsen A.S.                                                              2,970               23,052               0.0%
*   Bavarian Nordic A.S.                                                             2,090               64,717               0.1%
#   D/S Norden A.S.                                                                  1,594               41,917               0.0%
    Dfds A.S.                                                                          753               63,818               0.0%
    East Asiatic Co., Ltd. A.S.                                                      1,200               10,810               0.0%
#   FLSmidth & Co. A.S.                                                              3,152              142,910               0.1%
*   Genmab A.S.                                                                      2,656              115,779               0.1%
    GN Store Nord A.S.                                                               9,149              212,874               0.2%
    H Lundbeck A.S.                                                                  1,171               24,831               0.0%
    IC Group A.S.                                                                      310                7,938               0.0%
*   Jyske Bank A.S.                                                                  4,088              220,420               0.2%
    NKT Holding A.S.                                                                 2,336              121,172               0.1%
    Nordjyske Bank A.S.                                                                422                9,172               0.0%
*   Parken Sport & Entertainment A.S.                                                  400                4,111               0.0%
    PER Aarsleff A.S. Class B                                                          150               24,966               0.0%
    Ringkjoebing Landbobank A.S.                                                       346               66,676               0.1%
    Rockwool International A.S. Class B                                                427               62,163               0.0%
*   Royal UNIBREW                                                                      746              121,944               0.1%
    Schouw & Co.                                                                     1,700               75,320               0.1%
    SimCorp A.S.                                                                     2,680               80,878               0.1%
    Solar A.S. Class B                                                                 268               12,409               0.0%
    Spar Nord Bank A.S.                                                              7,046               71,224               0.1%
*   Sydbank A.S.                                                                     4,782              151,809               0.1%
*   TK Development A.S.                                                              5,947                8,720               0.0%
*   Topdanmark A.S.                                                                  6,452              205,366               0.2%
    United International Enterprises                                                   127               22,637               0.0%
*   Vestjysk Bank A.S.                                                                 725                1,382               0.0%
*   William Demant Holding A.S.                                                        388               29,407               0.0%
*   Zealand Pharma A.S.                                                                 93                1,065               0.0%
                                                                                              -----------------    --------------
TOTAL DENMARK                                                                                         2,187,379               1.6%
                                                                                              -----------------    --------------
FINLAND -- (2.2%)
    Afarak Group Oyj                                                                13,258                4,146               0.0%
    Ahlstrom Oyj                                                                     1,260               11,506               0.0%
    Alma Media Oyj                                                                   4,469               17,542               0.0%
    Amer Sports Oyj                                                                  9,945              190,612               0.1%
    Aspo Oyj                                                                         2,685               23,830               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FINLAND -- (Continued)
    BasWare Oyj                                                                        466    $          23,383               0.0%
#   Cargotec Oyj                                                                     2,589               78,157               0.1%
    Caverion Corp.                                                                   7,978               64,159               0.1%
    Citycon Oyj                                                                     29,509               95,606               0.1%
    Cramo Oyj                                                                        1,300               18,959               0.0%
    Elektrobit Oyj                                                                   7,600               32,707               0.0%
    Elisa Oyj                                                                        7,803              214,351               0.2%
    F-Secure Oyj                                                                     5,200               12,700               0.0%
*   Finnair Oyj                                                                      6,835               21,350               0.0%
*   Finnlines Oyj                                                                    2,099               39,722               0.0%
#   Fiskars Oyj Abp                                                                  3,740              104,117               0.1%
    HKScan Oyj Class A                                                               1,550                6,593               0.0%
    Huhtamaki Oyj                                                                    9,505              241,191               0.2%
    Kemira Oyj                                                                       9,436              121,852               0.1%
    Kesko Oyj Class A                                                                  203                7,373               0.0%
    Kesko Oyj Class B                                                                4,446              168,617               0.1%
#   Konecranes Oyj                                                                   3,400               95,277               0.1%
    Lassila & Tikanoja Oyj                                                           2,281               42,087               0.0%
*   Lemminkainen Oyj                                                                   590                8,758               0.0%
    Metsa Board Oyj                                                                 19,786               88,381               0.1%
    Metso Oyj                                                                        3,218              105,139               0.1%
    Munksjo Oyj                                                                        697                6,561               0.0%
    Neste Oil Oyj                                                                    8,097              174,729               0.1%
    Nokian Renkaat Oyj                                                               2,145               60,597               0.1%
    Olvi Oyj Class A                                                                 1,278               37,725               0.0%
*   Oriola-KD Oyj Class B                                                            3,288               10,873               0.0%
    Orion Oyj Class A                                                                3,462              116,323               0.1%
    Orion Oyj Class B                                                                6,039              205,396               0.2%
#*  Outokumpu Oyj                                                                   15,264               86,656               0.1%
#   Outotec Oyj                                                                     13,032               86,246               0.1%
    PKC Group Oyj                                                                    1,500               30,085               0.0%
    Ponsse Oy                                                                        1,180               17,905               0.0%
#*  Poyry Oyj                                                                        3,314               13,311               0.0%
    Raisio Oyj Class V                                                               6,990               34,868               0.0%
    Ramirent Oyj                                                                     4,968               39,650               0.0%
    Rapala VMC Oyj                                                                   1,900               12,279               0.0%
    Sanoma Oyj                                                                       5,315               30,584               0.0%
    Stockmann Oyj Abp(5462371)                                                       1,299               14,341               0.0%
#   Stockmann Oyj Abp(5462393)                                                       2,495               27,639               0.0%
#*  Talvivaara Mining Co. P.L.C.                                                    22,722                  874               0.0%
    Technopolis Oyj                                                                  6,934               35,250               0.0%
    Tieto Oyj                                                                        5,481              138,966               0.1%
    Tikkurila Oyj                                                                    2,692               55,593               0.0%
    Uponor Oyj                                                                       4,079               54,219               0.0%
    Vacon Oyj                                                                        1,650               69,915               0.1%
    Vaisala Oyj Class A                                                                700               19,724               0.0%
#   YIT Oyj                                                                          9,771               65,367               0.1%
                                                                                              -----------------    --------------
TOTAL FINLAND                                                                                         3,283,791               2.4%
                                                                                              -----------------    --------------
FRANCE -- (3.4%)
#*  Air France-KLM                                                                  11,593               97,939               0.1%
    Albioma SA                                                                       1,311               28,436               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (Continued)
    Alten SA                                                                         2,004    $          85,717               0.1%
    Altran Technologies SA                                                          11,612              114,081               0.1%
    April                                                                            1,417               21,216               0.0%
    Assystem                                                                           808               16,316               0.0%
    Axway Software SA                                                                  500               10,451               0.0%
*   Beneteau SA                                                                      3,012               44,576               0.0%
    BioMerieux                                                                       1,065              112,318               0.1%
    Boiron SA                                                                          712               63,386               0.1%
    Bonduelle S.C.A.                                                                 1,088               27,401               0.0%
    Bongrain SA                                                                        669               45,492               0.0%
*   Cegedim SA                                                                          83                2,665               0.0%
    Cegid Group                                                                        250                9,201               0.0%
*   Club Mediterranee SA                                                             2,223               62,630               0.1%
    Derichebourg SA                                                                  7,894               19,814               0.0%
    Eiffage SA                                                                          40                2,126               0.0%
    Electricite de Strasbourg SA                                                       132               17,313               0.0%
#*  Eramet                                                                             444               41,253               0.0%
*   Esso SA Francaise                                                                  197                7,625               0.0%
*   Etablissements Maurel et Prom                                                    9,010              107,688               0.1%
    Euler Hermes Group                                                                 353               34,580               0.0%
    Eurofins Scientific SE                                                             545              137,853               0.1%
    Faiveley Transport SA                                                              472               28,385               0.0%
    Faurecia                                                                         4,387              142,104               0.1%
    Fimalac                                                                            506               33,945               0.0%
*   GameLoft SE                                                                      4,962               25,474               0.0%
    Gaumont SA                                                                         129                6,415               0.0%
    GL Events                                                                          619               12,372               0.0%
    Groupe Crit                                                                        450               23,063               0.0%
    Guerbet                                                                            488               22,697               0.0%
    Haulotte Group SA                                                                1,014               15,334               0.0%
    Havas SA                                                                        23,582              190,748               0.1%
#   Ingenico                                                                         2,397              238,797               0.2%
    Interparfums SA                                                                    471               11,313               0.0%
    Ipsen SA                                                                         2,296              112,859               0.1%
    IPSOS                                                                            2,545               66,004               0.1%
    Jacquet Metal Service                                                              672               11,468               0.0%
    Korian-Medica                                                                    3,486              125,925               0.1%
    Lagardere SCA                                                                    8,973              218,370               0.2%
    Laurent-Perrier                                                                    195               15,636               0.0%
    LISI                                                                             2,500               62,726               0.1%
*   Manitou BF SA                                                                    1,600               22,262               0.0%
    Manutan International                                                              508               24,545               0.0%
    Mersen                                                                           1,047               25,190               0.0%
    Metropole Television SA                                                          4,736               81,960               0.1%
    Montupet                                                                           764               59,296               0.1%
#   Naturex                                                                            484               33,685               0.0%
    Neopost SA                                                                       3,793              263,233               0.2%
#*  Nexans SA                                                                        2,550               77,700               0.1%
    Nexity SA                                                                        2,323               83,400               0.1%
    Norbert Dentressangle SA                                                           322               47,066               0.0%
*   NRJ Group                                                                        2,200               19,080               0.0%
#*  Orco Property Group SA                                                           4,471                2,077               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (Continued)
    Orpea                                                                            2,694    $         164,367               0.1%
*   Parrot SA                                                                          570               10,813               0.0%
*   Pierre & Vacances SA                                                               387                9,622               0.0%
    Plastic Omnium SA                                                                4,089               93,127               0.1%
    Rallye SA                                                                        1,707               66,157               0.1%
#*  Recylex SA                                                                       1,500                3,553               0.0%
    Rubis SCA                                                                        3,116              183,345               0.1%
    Saft Groupe SA                                                                   2,527               75,167               0.1%
    Samse SA                                                                           132               17,914               0.0%
    Sartorius Stedim Biotech                                                           306               55,780               0.0%
    SEB SA                                                                           1,133               92,713               0.1%
    Societe d'Edition de Canal +                                                     4,537               33,705               0.0%
    Societe des Bains de Mer et du Cercle des Etrangers a Monaco                       210               11,745               0.0%
    Societe Television Francaise 1                                                   9,246              137,844               0.1%
#*  SOITEC                                                                          23,083               57,438               0.0%
*   Solocal Group                                                                   49,479               30,401               0.0%
    Somfy SA                                                                           212               62,132               0.1%
    Sopra Group SA                                                                     942               70,611               0.1%
    Stallergenes SA                                                                    209               13,101               0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                                           468                5,602               0.0%
    Stef SA                                                                            287               16,365               0.0%
    Synergie SA                                                                        659               15,112               0.0%
*   Technicolor SA                                                                  21,266              125,555               0.1%
    Teleperformance                                                                  4,525              285,141               0.2%
    TFF Group                                                                           12                  908               0.0%
*   Theolia SA                                                                       1,674                1,406               0.0%
    Thermador Groupe                                                                    40                3,731               0.0%
    Total Gabon                                                                         25               11,082               0.0%
*   Trigano SA                                                                       1,363               27,605               0.0%
*   UBISOFT Entertainment                                                            8,018              145,169               0.1%
#*  Valneva SE                                                                         927                5,113               0.0%
    Vicat                                                                            1,207               82,546               0.1%
    VIEL & Cie SA                                                                    4,111                9,780               0.0%
    Vilmorin & Cie SA                                                                  378               37,946               0.0%
    Virbac SA                                                                          328               73,292               0.1%
    VM Materiaux SA                                                                    186                5,543               0.0%
                                                                                              -----------------    --------------
TOTAL FRANCE                                                                                          5,254,637               3.9%
                                                                                              -----------------    --------------
GERMANY -- (4.4%)
    Aareal Bank AG                                                                   4,482              192,570               0.2%
*   ADVA Optical Networking SE                                                       1,887                6,775               0.0%
#*  Aixtron SE                                                                       8,383              102,285               0.1%
    Amadeus Fire AG                                                                    305               21,648               0.0%
    Aurubis AG                                                                       3,300              172,268               0.1%
    Balda AG                                                                           916                3,149               0.0%
#*  Bauer AG                                                                           422                6,541               0.0%
    BayWa AG                                                                         1,086               43,018               0.0%
    Bechtle AG                                                                       1,649              128,470               0.1%
    Bertrandt AG                                                                       633               82,860               0.1%
#   Bijou Brigitte AG                                                                  274               18,896               0.0%
    Biotest AG                                                                         393               38,951               0.0%
*   Borussia Dortmund GmbH & Co. KGaA(BQ8P020)                                       2,180               11,474               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
GERMANY -- (Continued)
    Borussia Dortmund GmbH & Co. KGaA(4627193)                                       5,999    $          31,770               0.0%
#   CANCOM SE                                                                        1,419               58,244               0.1%
    Carl Zeiss Meditec AG                                                            2,614               70,335               0.1%
    CAT Oil AG                                                                       1,950               37,144               0.0%
    Celesio AG                                                                       6,779              223,652               0.2%
    CENTROTEC Sustainable AG                                                         1,248               20,213               0.0%
    Cewe Stiftung & Co. KGAA                                                           476               31,328               0.0%
    Comdirect Bank AG                                                                2,500               25,294               0.0%
    CompuGroup Medical AG                                                            2,314               53,116               0.0%
*   Constantin Medien AG                                                             3,300                4,948               0.0%
    CTS Eventim AG & Co., KGaA                                                       2,824               74,620               0.1%
#   Delticom AG                                                                        212                4,427               0.0%
    Deutsche Wohnen AG                                                              19,652              443,573               0.3%
    Deutz AG                                                                         7,018               31,615               0.0%
*   Dialog Semiconductor P.L.C.                                                      5,831              201,355               0.2%
    DMG Mori Seiki AG                                                                5,368              137,446               0.1%
    Drillisch AG                                                                     3,457              120,404               0.1%
    Duerr AG                                                                         2,049              143,930               0.1%
    ElringKlinger AG                                                                 2,610               79,834               0.1%
    Fielmann AG                                                                        412               26,885               0.0%
    Freenet AG                                                                       9,694              254,348               0.2%
*   GAGFAH SA                                                                        2,491               46,584               0.0%
    Gerresheimer AG                                                                  2,203              122,579               0.1%
    Gerry Weber International AG                                                     1,926               77,468               0.1%
    Gesco AG                                                                           111                9,809               0.0%
#   GFK SE                                                                           1,560               64,586               0.1%
    Grammer AG                                                                         863               31,622               0.0%
#   Grenkeleasing AG                                                                   327               32,534               0.0%
    Hamburger Hafen und Logistik AG                                                  2,121               46,487               0.0%
#*  Heidelberger Druckmaschinen AG                                                  27,925               71,323               0.1%
#   Hornbach Baumarkt AG                                                               478               17,024               0.0%
    Indus Holding AG                                                                 2,715              124,804               0.1%
    Isra Vision AG                                                                     280               16,681               0.0%
    Jenoptik AG                                                                      5,015               57,455               0.1%
*   Kloeckner & Co. SE                                                               8,318               97,712               0.1%
*   Koenig & Bauer AG                                                                1,126               14,261               0.0%
*   Kontron AG                                                                       2,224               12,879               0.0%
    Krones AG                                                                        1,381              132,493               0.1%
    KSB AG                                                                              31               16,710               0.0%
#   KUKA AG                                                                          2,397              151,068               0.1%
    KWS Saat AG                                                                        150               48,924               0.0%
    Leoni AG                                                                         2,938              168,769               0.1%
#   LPKF Laser & Electronics AG                                                      1,968               25,232               0.0%
#*  Manz AG                                                                            281               22,968               0.0%
    MLP AG                                                                           3,534               17,977               0.0%
    MTU Aero Engines AG                                                              2,441              214,088               0.2%
#   MVV Energie AG                                                                     485               14,582               0.0%
    Nemetschek AG                                                                      707               70,469               0.1%
*   Nordex SE                                                                        5,275               89,414               0.1%
    Norma Group SE                                                                   2,577              120,794               0.1%
*   Osram Licht AG                                                                   1,156               40,609               0.0%
*   Patrizia Immobilien AG                                                           2,465               33,327               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
GERMANY -- (Continued)
    Pfeiffer Vacuum Technology AG                                                      841    $          65,493               0.1%
#   PNE Wind AG                                                                      6,074               17,163               0.0%
    Puma SE                                                                            210               44,124               0.0%
#   QSC AG                                                                           8,683               16,795               0.0%
    Rational AG                                                                        230               72,078               0.1%
    Rheinmetall AG                                                                   3,691              159,033               0.1%
    Rhoen Klinikum AG                                                                8,742              260,293               0.2%
    SAF-Holland SA                                                                   4,399               55,121               0.0%
#   Salzgitter AG                                                                    2,550               77,007               0.1%
    Schaltbau Holding AG                                                               277               17,017               0.0%
#*  SGL Carbon SE                                                                    3,415               52,933               0.0%
#*  Singulus Technologies AG                                                           831                  609               0.0%
    Sixt SE                                                                          1,800               58,231               0.1%
#*  SMA Solar Technology AG                                                          1,123               27,964               0.0%
    Software AG                                                                      3,562               89,707               0.1%
#*  Solarworld AG                                                                       26                  474               0.0%
    Stada Arzneimittel AG                                                            5,765              222,131               0.2%
    Stroeer Media S.E.                                                               2,406               54,903               0.0%
*   Suss Microtec AG                                                                   651                3,851               0.0%
#   TAG Immobilien AG                                                                4,348               50,926               0.0%
    Takkt AG                                                                         1,500               23,394               0.0%
    Technotrans AG                                                                     637                6,792               0.0%
#   Tipp24 SE                                                                          472               22,713               0.0%
*   Tom Tailor Holding AG                                                              856               12,001               0.0%
    TUI AG                                                                          13,482              206,463               0.2%
#   Vossloh AG                                                                         727               41,876               0.0%
    VTG AG                                                                             287                5,803               0.0%
    Wacker Neuson SE                                                                 2,250               43,782               0.0%
    Wincor Nixdorf AG                                                                2,263              104,076               0.1%
    XING AG                                                                             88                9,346               0.0%
                                                                                              -----------------    --------------
TOTAL GERMANY                                                                                         6,736,717               5.0%
                                                                                              -----------------    --------------
GREECE -- (0.0%)
*   Bank of Cyprus PCL                                                              72,063                   --               0.0%
                                                                                              -----------------    --------------
HONG KONG -- (2.7%)
    Alco Holdings, Ltd.                                                             68,000               14,817               0.0%
    Allied Group, Ltd.                                                              17,600               72,170               0.1%
    Allied Properties HK, Ltd.                                                     219,416               42,145               0.0%
*   Apac Resources, Ltd.                                                            43,796                1,097               0.0%
    APT Satellite Holdings, Ltd.                                                    29,000               42,449               0.0%
    Asia Financial Holdings, Ltd.                                                   54,874               22,708               0.0%
    Asia Satellite Telecommunications Holdings, Ltd.                                11,500               40,058               0.0%
    Asia Standard International Group, Ltd.                                         24,940                6,083               0.0%
    Associated International Hotels, Ltd.                                           28,000               82,126               0.1%
    Bonjour Holdings, Ltd.                                                          61,600                7,717               0.0%
#*  Brightoil Petroleum Holdings, Ltd.                                             214,000               67,857               0.1%
*   Brockman Mining, Ltd.                                                          256,330               11,074               0.0%
    Cafe de Coral Holdings, Ltd.                                                    28,000              100,395               0.1%
    Century City International Holdings, Ltd.                                       43,340                3,186               0.0%
    Champion Technology Holdings, Ltd.                                              88,591                1,959               0.0%
    Chen Hsong Holdings                                                             30,000                8,623               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
HONG KONG -- (Continued)
    Chevalier International Holdings, Ltd.                                           4,000    $           6,482               0.0%
*   China Daye Non-Ferrous Metals Mining, Ltd.                                     216,000                4,631               0.0%
#*  China Dynamics Holdings, Ltd.                                                  220,000               28,133               0.0%
    China Electronics Corp. Holdings Co., Ltd.                                      68,000               21,495               0.0%
*   China Energy Development Holdings, Ltd.                                        162,000                4,827               0.0%
*   China Strategic Holdings, Ltd.                                                 245,000                4,776               0.0%
    China-Hongkong Photo Products Holdings, Ltd.                                    90,000                5,922               0.0%
    Chow Sang Sang Holdings International, Ltd.                                     19,000               47,021               0.0%
    CITIC Telecom International Holdings, Ltd.                                     139,000               55,584               0.1%
    CK Life Sciences International Holdings, Inc.                                  152,000               16,069               0.0%
*   CP Lotus Corp.                                                                 290,000                6,913               0.0%
    Cross-Harbour Holdings, Ltd. (The)                                              30,658               28,328               0.0%
    CSI Properties, Ltd.                                                            89,543                3,872               0.0%
*   CST Mining Group, Ltd.                                                       1,088,000                6,028               0.0%
    Dah Sing Banking Group, Ltd.                                                    38,528               70,003               0.1%
    Dah Sing Financial Holdings, Ltd.                                               17,006              105,892               0.1%
    Dickson Concepts International, Ltd.                                            14,500                7,600               0.0%
*   EganaGoldpfeil Holdings, Ltd.                                                   85,130                   --               0.0%
    Emperor Entertainment Hotel, Ltd.                                               40,000               12,018               0.0%
    Emperor International Holdings, Ltd.                                           100,333               21,877               0.0%
    Emperor Watch & Jewellery, Ltd.                                                210,000                9,618               0.0%
*   EPI Holdings, Ltd.                                                                 713                   16               0.0%
    Esprit Holdings, Ltd.                                                          130,050              162,910               0.1%
    Far East Consortium International, Ltd.                                         48,560               18,043               0.0%
    Fountain SET Holdings, Ltd.                                                     28,000                3,249               0.0%
*   G-Resources Group, Ltd.                                                      1,911,000               46,713               0.0%
*   GCL New Energy Holdings, Ltd.                                                   70,000               47,494               0.1%
    Get Nice Holdings, Ltd.                                                        150,000                6,864               0.0%
#   Giordano International, Ltd.                                                    86,000               43,812               0.0%
*   Global Brands Group Holding, Ltd.                                              374,000               82,404               0.1%
    Glorious Sun Enterprises, Ltd.                                                  48,000               10,458               0.0%
*   Goldin Financial Holdings, Ltd.                                                 60,000               48,944               0.1%
*   Grande Holdings, Ltd. (The)                                                     28,000                  278               0.0%
    Guotai Junan International Holdings, Ltd.                                        4,800                3,353               0.0%
#   Haitong International Securities Group, Ltd.                                    54,115               32,228               0.0%
    Harbour Centre Development, Ltd.                                                13,500               24,555               0.0%
    HKR International, Ltd.                                                         37,733               18,239               0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                                         2,400               26,369               0.0%
    Hong Kong Ferry Holdings Co., Ltd.                                              12,000               13,739               0.0%
*   Hong Kong Television Network, Ltd.                                              32,239               12,848               0.0%
    Hongkong & Shanghai Hotels (The)                                                 2,000                3,167               0.0%
#   Hongkong Chinese, Ltd.                                                          90,000               21,259               0.0%
    Hopewell Holdings, Ltd.                                                         42,166              149,911               0.1%
    Hung Hing Printing Group, Ltd.                                                  29,815                4,346               0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.                          118,000               47,032               0.1%
    IT, Ltd.                                                                        54,000               16,219               0.0%
    Johnson Electric Holdings, Ltd.                                                 27,375               92,673               0.1%
    K Wah International Holdings, Ltd.                                              90,839               56,979               0.1%
*   King Stone Energy Group, Ltd.                                                   59,000                1,895               0.0%
    Kingston Financial Group, Ltd.                                                 308,000               36,542               0.0%
    Kowloon Development Co., Ltd.                                                   28,000               33,472               0.0%
#   L'Occitane International SA                                                     35,750               84,414               0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
HONG KONG -- (Continued)
*   Lai Sun Development Co., Ltd.                                                  885,416    $          22,707               0.0%
    Lifestyle International Holdings, Ltd.                                          32,000               60,464               0.1%
    Lippo China Resources, Ltd.                                                    586,000               27,215               0.0%
    Liu Chong Hing Investment, Ltd.                                                 18,000               22,768               0.0%
    Luk Fook Holdings International, Ltd.                                           34,000              101,158               0.1%
    Lung Kee Bermuda Holdings                                                       26,000                7,835               0.0%
    Magnificent Estates                                                            336,000               16,028               0.0%
    Man Wah Holdings, Ltd.                                                          17,600               26,287               0.0%
*   Mei Ah Entertainment Group, Ltd.                                               340,000               30,254               0.0%
#*  Midland Holdings, Ltd.                                                          60,000               29,493               0.0%
    Ming Fai International Holdings, Ltd.                                           44,000                4,542               0.0%
*   Ming Fung Jewellery Group, Ltd.                                                150,000                1,666               0.0%
    Miramar Hotel & Investment                                                      20,000               25,251               0.0%
#*  Mongolian Mining Corp.                                                          68,500                6,187               0.0%
    NagaCorp, Ltd.                                                                  92,000               77,360               0.1%
*   New Times Energy Corp., Ltd.                                                    23,200                1,093               0.0%
#   Newocean Energy Holdings, Ltd.                                                 110,000               51,819               0.1%
    Next Media, Ltd.                                                                38,000                3,629               0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.                         115,000                9,057               0.0%
    Orient Overseas International, Ltd.                                             17,000               96,415               0.1%
    Oriental Watch Holdings                                                         14,000                3,127               0.0%
    Pacific Andes International Holdings, Ltd.                                      84,000                3,521               0.0%
    Pacific Basin Shipping, Ltd.                                                   117,000               56,002               0.1%
    Pacific Textiles Holdings, Ltd.                                                 29,000               39,031               0.0%
    Paliburg Holdings, Ltd.                                                         26,000                8,517               0.0%
    Paradise Entertainment, Ltd.                                                    40,000               16,558               0.0%
    PCCW, Ltd.                                                                      62,945               40,096               0.0%
#   Pico Far East Holdings, Ltd.                                                    96,000               23,774               0.0%
    Playmates Toys, Ltd.                                                            60,000               13,862               0.0%
    Polytec Asset Holdings, Ltd.                                                    30,000                4,377               0.0%
    Public Financial Holdings, Ltd.                                                 24,000               11,462               0.0%
    PYI Corp., Ltd.                                                                169,839                3,827               0.0%
    Regal Hotels International Holdings, Ltd.                                       29,000               17,686               0.0%
#   SA SA International Holdings, Ltd.                                             110,000               76,050               0.1%
    SEA Holdings, Ltd.                                                              38,000               24,681               0.0%
    Shun Tak Holdings, Ltd.                                                        130,000               66,233               0.1%
    Sing Tao News Corp., Ltd.                                                       14,000                1,987               0.0%
    Singamas Container Holdings, Ltd.                                              132,000               22,650               0.0%
    SmarTone Telecommunications Holdings, Ltd.                                      34,000               43,947               0.0%
*   SOCAM Development, Ltd.                                                         12,127               10,086               0.0%
*   Solomon Systech International, Ltd.                                             58,000                2,845               0.0%
    Soundwill Holdings, Ltd.                                                         4,000                6,348               0.0%
    Stella International Holdings, Ltd.                                             31,000               88,939               0.1%
#   Sun Hung Kai & Co., Ltd.                                                        50,464               37,512               0.0%
    TAI Cheung Holdings, Ltd.                                                       25,000               20,607               0.0%
    Tao Heung Holdings, Ltd.                                                        17,000                8,963               0.0%
    Television Broadcasts, Ltd.                                                     21,700              118,390               0.1%
    Texwinca Holdings, Ltd.                                                         58,000               50,902               0.1%
*   Titan Petrochemicals Group, Ltd.                                               160,000                   52               0.0%
    Transport International Holdings, Ltd.                                          15,200               27,836               0.0%
#   Trinity, Ltd.                                                                   58,000               13,925               0.0%
*   TSC Group Holdings, Ltd.                                                        39,000               14,381               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
HONG KONG -- (Continued)
*   United Laboratories International Holdings, Ltd. (The)                          45,000    $          34,753               0.0%
    Upbest Group, Ltd.                                                              74,000               11,831               0.0%
    Value Partners Group, Ltd.                                                      53,000               39,943               0.0%
    Varitronix International, Ltd.                                                  20,009               16,673               0.0%
    Victory City International Holdings, Ltd.                                       36,937                5,288               0.0%
    Vitasoy International Holdings, Ltd.                                            56,000               77,151               0.1%
    VST Holdings, Ltd.                                                              33,600               11,602               0.0%
#   VTech Holdings, Ltd.                                                             9,300              116,221               0.1%
    Wai Kee Holdings, Ltd.                                                          52,000               14,774               0.0%
    Wing On Co. International, Ltd.                                                 18,000               52,261               0.1%
    Wing Tai Properties, Ltd.                                                        6,000                3,908               0.0%
    Xinyi Glass Holdings, Ltd.                                                     200,000              117,653               0.1%
#   Xinyi Solar Holdings, Ltd.                                                     102,000               34,520               0.0%
    YGM Trading, Ltd.                                                                4,000                8,501               0.0%
                                                                                              -----------------    --------------
TOTAL HONG KONG                                                                                       4,186,459               3.1%
                                                                                              -----------------    --------------
IRELAND -- (0.5%)
    Aer Lingus Group P.L.C.                                                         12,225               21,983               0.0%
    C&C Group P.L.C.                                                                18,373               81,842               0.1%
    FBD Holdings P.L.C.(0329028)                                                     1,308               21,644               0.0%
    FBD Holdings P.L.C.(4330231)                                                     1,355               22,919               0.0%
    Glanbia P.L.C.                                                                   9,204              130,018               0.1%
    Irish Continental Group P.L.C.(BLP5857)                                          7,370               25,751               0.0%
    Irish Continental Group P.L.C.(BLP59W1)                                          3,760               13,101               0.0%
*   Kenmare Resources P.L.C.                                                        51,008                5,629               0.0%
    Kingspan Group P.L.C.(0492793)                                                   7,217              113,655               0.1%
    Kingspan Group P.L.C.(4491235)                                                     841               13,164               0.0%
    Paddy Power P.L.C.(0258810)                                                        859               62,692               0.0%
    Paddy Power P.L.C.(4828974)                                                        932               68,024               0.1%
    Smurfit Kappa Group P.L.C.                                                       5,921              122,338               0.1%
                                                                                              -----------------    --------------
TOTAL IRELAND                                                                                           702,760               0.5%
                                                                                              -----------------    --------------
ISRAEL -- (0.6%)
*   Africa Israel Investments, Ltd.                                                  2,681                4,310               0.0%
*   Airport City, Ltd.                                                               1,949               17,824               0.0%
*   Allot Communications, Ltd.                                                         809                9,158               0.0%
*   AudioCodes, Ltd.                                                                 1,200                5,613               0.0%
    Cellcom Israel, Ltd.                                                             5,134               52,765               0.1%
*   Clal Biotechnology Industries, Ltd.                                              4,323                4,502               0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                                        1,159               18,414               0.0%
*   Compugen, Ltd.                                                                   1,403               10,478               0.0%
    Delek Automotive Systems, Ltd.                                                   4,148               41,469               0.0%
    Delta-Galil Industries, Ltd.                                                       357                9,462               0.0%
*   EZchip Semiconductor, Ltd.                                                       2,235               46,173               0.1%
    First International Bank Of Israel, Ltd.                                         1,950               27,462               0.0%
    Frutarom Industries, Ltd.                                                        3,358               84,974               0.1%
*   Hadera Paper, Ltd.                                                                 146                4,881               0.0%
    Harel Insurance Investments & Financial Services, Ltd.                          11,530               58,238               0.1%
*   Israel Discount Bank, Ltd. Class A                                              18,996               30,637               0.0%
    Ituran Location and Control, Ltd.                                                1,452               29,587               0.0%
*   Jerusalem Oil Exploration                                                          820               33,055               0.0%
*   Kamada, Ltd.                                                                     1,265                5,252               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
ISRAEL -- (Continued)
    Matrix IT, Ltd.                                                                  1,899    $           9,806               0.0%
*   Mazor Robotics, Ltd.                                                             1,564                9,055               0.0%
    Melisron, Ltd.                                                                   1,177               31,477               0.0%
    Menorah Mivtachim Holdings, Ltd.                                                 1,117               12,039               0.0%
    Migdal Insurance & Financial Holding, Ltd.                                      34,652               47,311               0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                                             1,752               11,693               0.0%
*   Nitsba Holdings 1995, Ltd.                                                       1,363               19,998               0.0%
*   Nova Measuring Instruments, Ltd.                                                 1,136               11,312               0.0%
*   Oil Refineries, Ltd.                                                            86,916               28,370               0.0%
    Ormat Industries                                                                 4,101               28,222               0.0%
*   Partner Communications Co., Ltd.                                                 7,236               48,411               0.1%
    Paz Oil Co., Ltd.                                                                  419               59,219               0.1%
    Phoenix Holdings, Ltd. (The)                                                     4,361               12,783               0.0%
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.                               415               18,776               0.0%
    Shikun & Binui, Ltd.                                                            16,842               38,890               0.0%
    Shufersal, Ltd.                                                                  4,123               10,194               0.0%
    Strauss Group, Ltd.                                                                514                8,356               0.0%
*   Tower Semiconductor, Ltd.                                                        1,671               16,740               0.0%
                                                                                              -----------------    --------------
TOTAL ISRAEL                                                                                            916,906               0.7%
                                                                                              -----------------    --------------
ITALY -- (3.1%)
    A2A SpA                                                                        100,330              100,603               0.1%
    ACEA SpA                                                                         3,393               41,513               0.0%
    Amplifon SpA                                                                     9,533               55,811               0.0%
    Ansaldo STS SpA                                                                 10,015              115,048               0.1%
#*  Arnoldo Mondadori Editore SpA                                                    7,418                6,118               0.0%
#   Astaldi SpA                                                                      5,928               41,470               0.0%
*   Autogrill SpA                                                                    9,775               66,250               0.1%
    Azimut Holding SpA                                                               8,914              208,642               0.2%
#*  Banca Carige SpA                                                               173,502               14,562               0.0%
    Banca Generali SpA                                                               3,557               94,377               0.1%
    Banca IFIS SpA                                                                   1,366               24,058               0.0%
*   Banca Popolare dell'Emilia Romagna SC                                           32,280              246,318               0.2%
#*  Banca Popolare dell'Etruria e del Lazio                                         25,255               15,948               0.0%
*   Banca Popolare di Milano Scarl                                                 327,016              246,480               0.2%
    Banca Popolare di Sondrio SCARL                                                 34,327              137,770               0.1%
#   Banca Profilo SpA                                                               12,870                5,255               0.0%
    Banco di Desio e della Brianza SpA                                               5,000               15,770               0.0%
#*  Banco Popolare SC                                                               10,386              150,873               0.1%
    Brembo SpA                                                                       1,837               60,918               0.1%
#   Brunello Cucinelli SpA                                                           2,157               43,706               0.0%
    Buzzi Unicem SpA                                                                 5,951               80,523               0.1%
*   Caltagirone Editore SpA                                                          3,000                3,818               0.0%
*   Carraro SpA                                                                      1,070                2,334               0.0%
    Cementir Holding SpA                                                             3,618               21,739               0.0%
*   CIR-Compagnie Industriali Riunite SpA                                           26,265               26,342               0.0%
#   Credito Emiliano SpA                                                             5,091               39,229               0.0%
*   Credito Valtellinese SC                                                         85,436               88,466               0.1%
    Danieli & C Officine Meccaniche SpA                                              2,142               49,978               0.0%
    Datalogic SpA                                                                    1,800               20,727               0.0%
    Davide Campari-Milano SpA                                                       22,614              162,630               0.1%
    De' Longhi                                                                       4,801               93,959               0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
ITALY -- (Continued)
    DiaSorin SpA                                                                     1,751    $          67,549               0.1%
#*  Ei Towers SpA                                                                    1,898               95,179               0.1%
    Engineering SpA                                                                    287               13,880               0.0%
    ERG SpA                                                                          3,547               40,672               0.0%
    Esprinet SpA                                                                     2,060               17,024               0.0%
    Falck Renewables SpA                                                             2,864                3,630               0.0%
*   Finmeccanica SpA                                                                29,283              264,613               0.2%
#*  Geox SpA                                                                         3,764               11,520               0.0%
*   Gruppo Editoriale L'Espresso SpA                                                 7,849                8,399               0.0%
    GTECH SpA                                                                        4,346              101,292               0.1%
    Hera SpA                                                                        55,107              145,122               0.1%
*   IMMSI SpA                                                                        8,658                5,324               0.0%
*   Indesit Co. SpA                                                                  2,500               34,387               0.0%
    Industria Macchine Automatiche SpA                                               1,436               56,301               0.0%
*   Intek Group SpA                                                                 17,854                7,698               0.0%
    Interpump Group SpA                                                              6,485               84,573               0.1%
    Iren SpA                                                                        50,122               60,609               0.1%
    Italcementi SpA                                                                  9,839               56,350               0.0%
    Italmobiliare SpA                                                                  273                6,491               0.0%
*   Landi Renzo SpA                                                                  1,740                2,159               0.0%
#*  Maire Tecnimont SpA                                                              9,016               19,235               0.0%
    MARR SpA                                                                         3,575               57,010               0.1%
*   Mediaset SpA                                                                    47,867              160,350               0.1%
#*  Piaggio & C SpA                                                                 17,456               48,812               0.0%
    Prysmian SpA                                                                    11,938              206,900               0.2%
    Recordati SpA                                                                    9,617              166,400               0.1%
    Reply SpA                                                                          276               20,366               0.0%
    Sabaf SpA                                                                          217                3,512               0.0%
    SAES Getters SpA                                                                   616                4,665               0.0%
#*  Safilo Group SpA                                                                 2,996               40,622               0.0%
*   Salini Impregilo SpA                                                             5,069               14,008               0.0%
#*  Saras SpA                                                                       16,283               16,619               0.0%
#   Societa Cattolica di Assicurazioni SCRL                                          3,361               52,055               0.0%
    Societa Iniziative Autostradali e Servizi SpA                                    5,499               55,099               0.0%
*   Sogefi SpA                                                                       3,015                7,848               0.0%
    SOL SpA                                                                          2,651               21,236               0.0%
*   Sorin SpA                                                                       28,294               63,308               0.1%
#*  Tiscali SpA                                                                    110,959                5,876               0.0%
    Tod's SpA                                                                          268               24,726               0.0%
#   Trevi Finanziaria Industriale SpA                                                2,562                9,213               0.0%
    Unipol Gruppo Finanziario SpA                                                   15,136               73,221               0.1%
    Vianini Lavori SpA                                                               3,006               18,218               0.0%
    Vittoria Assicurazioni SpA                                                       2,848               31,406               0.0%
*   World Duty Free SpA                                                              9,775               82,998               0.1%
*   Yoox SpA                                                                         3,918               72,442               0.1%
    Zignago Vetro SpA                                                                1,896               13,062               0.0%
                                                                                              -----------------    --------------
TOTAL ITALY                                                                                           4,653,214               3.4%
                                                                                              -----------------    --------------
JAPAN -- (19.7%)
    77 Bank, Ltd. (The)                                                             20,000              111,656               0.1%
#   Accordia Golf Co., Ltd.                                                          7,000               73,754               0.1%
    Achilles Corp.                                                                   6,000                8,243               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
#   Adastria Holdings Co., Ltd.                                                      1,020    $          22,689               0.0%
    ADEKA Corp.                                                                      7,200               92,940               0.1%
    Aderans Co., Ltd.                                                                1,700               20,237               0.0%
    Advan Co., Ltd.                                                                  2,000               21,787               0.0%
    Aeon Delight Co., Ltd.                                                           1,100               26,872               0.0%
    Aeon Fantasy Co., Ltd.                                                           1,152               14,958               0.0%
    Ahresty Corp.                                                                      700                3,926               0.0%
    Ai Holdings Corp.                                                                3,200               63,317               0.1%
    Aica Kogyo Co., Ltd.                                                             3,000               62,097               0.1%
    Aichi Bank, Ltd. (The)                                                             600               29,463               0.0%
    Aichi Steel Corp.                                                                7,000               25,176               0.0%
    Aichi Tokei Denki Co., Ltd.                                                      3,000                8,613               0.0%
#   Aida Engineering, Ltd.                                                           4,000               38,872               0.0%
    Ain Pharmaciez, Inc.                                                             1,200               32,508               0.0%
#   Aiphone Co., Ltd.                                                                1,100               19,096               0.0%
    Aisan Industry Co., Ltd.                                                         1,570               12,589               0.0%
#   Akebono Brake Industry Co., Ltd.                                                 6,500               25,336               0.0%
    Akita Bank, Ltd. (The)                                                          15,000               42,629               0.0%
    Alpen Co., Ltd.                                                                    800               12,348               0.0%
    Alpine Electronics, Inc.                                                         3,800               64,864               0.1%
    Alps Logistics Co., Ltd.                                                         1,000               11,218               0.0%
    Amano Corp.                                                                      4,200               45,522               0.1%
    Anritsu Corp.                                                                    7,300               56,519               0.1%
#   AOI Electronic Co., Ltd.                                                           900               42,455               0.0%
    AOKI Holdings, Inc.                                                              3,200               35,892               0.0%
    Aomori Bank, Ltd. (The)                                                         17,000               50,725               0.1%
    Aoyama Trading Co., Ltd.                                                         4,600              109,411               0.1%
    Arakawa Chemical Industries, Ltd.                                                1,800               18,436               0.0%
    Arata Corp.                                                                      2,000                5,980               0.0%
    Arcland Sakamoto Co., Ltd.                                                       1,500               33,440               0.0%
    Arcs Co., Ltd.                                                                   2,200               48,484               0.1%
    Ariake Japan Co., Ltd.                                                             900               20,285               0.0%
    Arisawa Manufacturing Co., Ltd.                                                  1,000                7,336               0.0%
    Artnature, Inc.                                                                  1,000               13,524               0.0%
    As One Corp.                                                                       990               28,291               0.0%
    Asahi Diamond Industrial Co., Ltd.                                               5,000               60,673               0.1%
    Asahi Holdings, Inc.                                                             2,900               48,277               0.1%
    Asahi Intecc Co., Ltd.                                                             900               41,246               0.0%
    Asahi Kogyosha Co., Ltd.                                                         3,000               10,553               0.0%
    Asahi Organic Chemicals Industry Co., Ltd.                                       3,000                6,997               0.0%
#   Asatsu-DK, Inc.                                                                  2,100               52,997               0.1%
#*  Ashimori Industry Co., Ltd.                                                      3,000                5,286               0.0%
#   ASKA Pharmaceutical Co., Ltd.                                                    2,000               22,070               0.0%
#   ASKUL Corp.                                                                      1,100               22,858               0.0%
    Asunaro Aoki Construction Co., Ltd.                                              4,000               28,257               0.0%
    Atsugi Co., Ltd.                                                                15,000               15,389               0.0%
    Autobacs Seven Co., Ltd.                                                         4,500               66,014               0.1%
    Avex Group Holdings, Inc.                                                        2,100               31,192               0.0%
    Awa Bank, Ltd. (The)                                                            11,000               65,963               0.1%
    Axial Retailing, Inc.                                                            1,200               24,170               0.0%
    Azbil Corp.                                                                      2,200               53,054               0.1%
    Bando Chemical Industries, Ltd.                                                  5,000               19,850               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Bank of Iwate, Ltd. (The)                                                        1,300    $          59,495               0.1%
    Bank of Nagoya, Ltd. (The)                                                       9,000               36,436               0.0%
    Bank of Okinawa, Ltd. (The)                                                      1,300               56,949               0.1%
    Bank of Saga, Ltd. (The)                                                         9,000               20,813               0.0%
    Bank of the Ryukyus, Ltd.                                                        4,000               64,597               0.1%
    Belc Co., Ltd.                                                                   1,000               27,623               0.0%
    Belluna Co., Ltd.                                                                2,800               12,521               0.0%
    Best Denki Co., Ltd.                                                             2,500                3,038               0.0%
    Bic Camera, Inc.                                                                 4,500               39,455               0.0%
    BML, Inc.                                                                        1,000               29,861               0.0%
    Bookoff Corp.                                                                    1,000                7,512               0.0%
    Broadleaf Co., Ltd.                                                              1,400               22,127               0.0%
    Bunka Shutter Co., Ltd.                                                          2,984               25,809               0.0%
    CAC Holdings Corp.                                                               1,700               18,438               0.0%
    Calsonic Kansei Corp.                                                           16,000               88,583               0.1%
    Canon Electronics, Inc.                                                          1,500               27,394               0.0%
#   Capcom Co., Ltd.                                                                 3,400               52,827               0.1%
    Cawachi, Ltd.                                                                    1,300               20,212               0.0%
    Central Glass Co., Ltd.                                                         17,000               55,576               0.1%
    Chiba Kogyo Bank, Ltd. (The)                                                     3,200               22,561               0.0%
    Chiyoda Co., Ltd.                                                                1,700               33,636               0.0%
    Chofu Seisakusho Co., Ltd.                                                       1,800               54,267               0.1%
    Chori Co., Ltd.                                                                    500                7,349               0.0%
    Chuetsu Pulp & Paper Co., Ltd.                                                   8,000               12,962               0.0%
*   Chugai Mining Co., Ltd.                                                          5,000                1,266               0.0%
    Chugai Ro Co., Ltd.                                                              7,000               13,892               0.0%
    Chugoku Marine Paints, Ltd.                                                      4,000               31,611               0.0%
    Chukyo Bank, Ltd. (The)                                                          7,000               12,889               0.0%
    Chuo Spring Co., Ltd.                                                            5,000               14,729               0.0%
    CKD Corp.                                                                        4,700               41,232               0.0%
#*  Clarion Co., Ltd.                                                               13,000               42,781               0.0%
    Cleanup Corp.                                                                    2,000               17,566               0.0%
#   CMIC Holdings Co., Ltd.                                                            600                9,143               0.0%
*   CMK Corp.                                                                        2,000                4,990               0.0%
    Coca-Cola East Japan Co., Ltd.                                                   2,970               53,439               0.1%
    Cocokara fine, Inc.                                                                879               21,368               0.0%
#   Colowide Co., Ltd.                                                               2,100               25,163               0.0%
    Computer Engineering & Consulting, Ltd.                                          1,500               14,162               0.0%
    CONEXIO Corp.                                                                    1,300               14,059               0.0%
#   COOKPAD, Inc.                                                                    1,000               32,638               0.0%
    Corona Corp.                                                                     1,300               13,532               0.0%
#   Cosel Co., Ltd.                                                                  1,600               18,617               0.0%
    Cosmo Oil Co., Ltd.                                                             61,000               95,049               0.1%
    Create SD Holdings Co., Ltd.                                                     1,000               36,037               0.0%
    CROOZ, Inc.                                                                        600               11,003               0.0%
    Cybozu, Inc.                                                                     4,100               13,716               0.0%
    Dai Nippon Toryo Co., Ltd.                                                      11,000               15,444               0.0%
    Dai-Dan Co., Ltd.                                                                3,000               16,981               0.0%
    Daibiru Corp.                                                                    5,200               58,575               0.1%
    Daido Metal Co., Ltd.                                                            3,000               35,249               0.0%
#*  Daiei, Inc. (The)                                                               23,700               26,980               0.0%
    Daifuku Co., Ltd.                                                                7,000               81,074               0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Daihen Corp.                                                                    11,000    $          38,946               0.0%
    Daiichi Jitsugyo Co., Ltd.                                                       4,000               20,566               0.0%
    Daiichikosho Co., Ltd.                                                           1,100               27,760               0.0%
    Daiken Corp.                                                                     9,000               20,255               0.0%
    Daiki Aluminium Industry Co., Ltd.                                               3,000                8,329               0.0%
    Daikoku Denki Co., Ltd.                                                            900               14,812               0.0%
    Daikyo, Inc.                                                                    30,000               56,400               0.1%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.                          4,000               21,696               0.0%
    Daio Paper Corp.                                                                 6,000               51,561               0.1%
    Daisan Bank, Ltd. (The)                                                          8,000               12,748               0.0%
    Daiseki Co., Ltd.                                                                2,130               37,298               0.0%
    Daishi Bank, Ltd. (The)                                                         23,000               81,389               0.1%
    Daiso Co., Ltd.                                                                  1,000                3,261               0.0%
#   Daisyo Corp.                                                                     1,600               19,333               0.0%
    Daito Bank, Ltd. (The)                                                          10,000               13,173               0.0%
    Daiwa Industries, Ltd.                                                           3,000               22,875               0.0%
    Daiwabo Holdings Co., Ltd.                                                      22,000               40,129               0.0%
    DCM Holdings Co., Ltd.                                                          11,100               74,363               0.1%
#   Dena Co., Ltd.                                                                   6,800               87,871               0.1%
    Denki Kagaku Kogyo K.K.                                                         11,000               35,931               0.0%
    Denki Kogyo Co., Ltd.                                                            3,000               15,688               0.0%
    Denyo Co., Ltd.                                                                  2,000               26,519               0.0%
    Descente, Ltd.                                                                   5,000               46,738               0.1%
    DMG Mori Seiki Co., Ltd.                                                         9,600              113,065               0.1%
    Doshisha Co., Ltd.                                                               1,200               19,844               0.0%
    Doutor Nichires Holdings Co., Ltd.                                               2,212               32,953               0.0%
    Dr Ci:Labo Co., Ltd.                                                               700               22,235               0.0%
    DTS Corp.                                                                        1,200               24,688               0.0%
#   Duskin Co., Ltd.                                                                 2,700               44,215               0.0%
    Dydo Drinco, Inc.                                                                  500               21,426               0.0%
    Eagle Industry Co., Ltd.                                                         2,000               38,361               0.0%
    Earth Chemical Co., Ltd.                                                         1,100               40,338               0.0%
#   EDION Corp.                                                                     10,900               77,769               0.1%
#   Ehime Bank, Ltd. (The)                                                          10,000               22,136               0.0%
    Eighteenth Bank, Ltd. (The)                                                     16,000               45,326               0.0%
    Eiken Chemical Co., Ltd.                                                         2,000               34,905               0.0%
    Eizo Corp.                                                                       1,100               20,111               0.0%
    en-japan, Inc.                                                                     800               14,104               0.0%
    Enplas Corp.                                                                       700               26,477               0.0%
    EPS Corp.                                                                        2,000               23,639               0.0%
    ESPEC Corp.                                                                      2,000               18,420               0.0%
    Exedy Corp.                                                                      2,800               70,776               0.1%
    Ezaki Glico Co., Ltd.                                                            1,500               48,557               0.1%
    F@N Communications, Inc.                                                         1,800               15,719               0.0%
#   Fancl Corp.                                                                      2,700               37,037               0.0%
#   FCC Co., Ltd.                                                                    2,100               35,740               0.0%
*   Feed One Holdings Co., Ltd.                                                      4,400                4,231               0.0%
#   FIDEA Holdings Co., Ltd.                                                         7,400               14,786               0.0%
#   Fields Corp.                                                                     1,100               14,403               0.0%
#   Foster Electric Co., Ltd.                                                        2,000               31,685               0.0%
    FP Corp.                                                                         1,800               51,878               0.1%
    France Bed Holdings Co., Ltd.                                                    8,000               13,195               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
#   Fudo Tetra Corp.                                                                 7,300    $          17,906               0.0%
#   Fuji Co., Ltd.                                                                   1,500               29,525               0.0%
#   Fuji Corp., Ltd.                                                                 3,000               17,058               0.0%
    Fuji Kosan Co., Ltd.                                                               600                3,393               0.0%
#   Fuji Kyuko Co., Ltd.                                                             4,000               41,566               0.0%
#   Fuji Oil Co., Ltd.(6581361)                                                      1,800                5,451               0.0%
    Fuji Oil Co., Ltd.(6356848)                                                      3,500               55,583               0.1%
    Fuji Seal International, Inc.                                                    1,200               36,172               0.0%
    Fuji Soft, Inc.                                                                  2,700               66,841               0.1%
    Fujibo Holdings, Inc.                                                            8,000               22,173               0.0%
    Fujicco Co., Ltd.                                                                1,400               20,887               0.0%
    Fujikura Kasei Co., Ltd.                                                         2,000               10,351               0.0%
    Fujikura, Ltd.                                                                  29,000              121,818               0.1%
    Fujimi, Inc.                                                                     1,400               19,237               0.0%
    Fujimori Kogyo Co., Ltd.                                                           800               22,089               0.0%
#   Fujitec Co., Ltd.                                                                4,000               39,935               0.0%
    Fujitsu Frontech, Ltd.                                                           2,000               27,364               0.0%
    Fujitsu General, Ltd.                                                            6,000               75,110               0.1%
#   Fujiya Co., Ltd.                                                                 2,000                3,559               0.0%
    Fukuda Corp.                                                                     3,000               31,589               0.0%
    Fukui Bank, Ltd. (The)                                                          16,000               38,339               0.0%
    Fukushima Bank, Ltd. (The)                                                      14,000               10,886               0.0%
    Fukushima Industries Corp.                                                       1,500               29,477               0.0%
#   Fukuyama Transporting Co., Ltd.                                                  7,000               35,130               0.0%
#   Funai Electric Co., Ltd.                                                           600                5,381               0.0%
#   Furukawa Co., Ltd.                                                              18,000               35,377               0.0%
#   Furukawa Electric Co., Ltd.                                                     47,000               82,950               0.1%
    Furusato Industries, Ltd.                                                        1,000               15,088               0.0%
    Fuso Pharmaceutical Industries, Ltd.                                             5,000               14,712               0.0%
    Futaba Corp.                                                                     1,500               21,251               0.0%
    Futaba Industrial Co., Ltd.                                                      3,500               19,514               0.0%
    Future Architect, Inc.                                                           2,600               14,870               0.0%
    Fuyo General Lease Co., Ltd.                                                     1,000               39,481               0.0%
    G-Tekt Corp.                                                                     1,800               17,954               0.0%
    Gakken Holdings Co., Ltd.                                                        3,000                6,811               0.0%
    Gecoss Corp.                                                                     3,500               58,043               0.1%
#   Geo Holdings Corp.                                                               1,800               15,894               0.0%
#   GLOBERIDE, Inc.                                                                 10,000               13,552               0.0%
    Glory, Ltd.                                                                      1,700               43,808               0.0%
#   GMO internet, Inc.                                                               6,000               50,379               0.1%
#   GMO Payment Gateway, Inc.                                                          800               16,536               0.0%
    Godo Steel, Ltd.                                                                 6,000                8,331               0.0%
    Goldcrest Co., Ltd.                                                              1,190               21,529               0.0%
    Goldwin, Inc.                                                                    2,000               11,239               0.0%
    Gulliver International Co., Ltd.                                                 2,200               19,207               0.0%
    Gun-Ei Chemical Industry Co., Ltd.                                               7,000               21,637               0.0%
    Gunze, Ltd.                                                                     19,000               52,878               0.1%
    Gurunavi, Inc.                                                                   1,000               13,703               0.0%
    H2O Retailing Corp.                                                              5,205               86,570               0.1%
    Hakuto Co., Ltd.                                                                 1,400               13,761               0.0%
    Hamakyorex Co., Ltd.                                                               400               12,846               0.0%
    Hanwa Co., Ltd.                                                                 23,000               82,930               0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
#   Happinet Corp.                                                                   1,800    $          30,874               0.0%
    Haruyama Trading Co., Ltd.                                                       1,400                8,872               0.0%
    Hazama Ando Corp.                                                                7,210               48,472               0.1%
    Heiwa Corp.                                                                      2,800               57,334               0.1%
    Heiwa Real Estate Co., Ltd.                                                      2,600               42,720               0.0%
    Heiwado Co., Ltd.                                                                2,500               46,540               0.1%
    HI-LEX Corp.                                                                     1,100               28,654               0.0%
    Hibiya Engineering, Ltd.                                                         3,000               44,718               0.0%
    Hiday Hidaka Corp.                                                                 600               17,369               0.0%
#   Higashi Nihon House Co., Ltd.                                                    2,000                8,477               0.0%
    Higashi-Nippon Bank, Ltd. (The)                                                  9,000               22,802               0.0%
    Higo Bank, Ltd. (The)                                                           14,000               79,690               0.1%
    Hioki EE Corp.                                                                     300                4,625               0.0%
    HIS Co., Ltd.                                                                    1,400               36,369               0.0%
    Hisaka Works, Ltd.                                                               2,000               18,178               0.0%
#   Hitachi Koki Co., Ltd.                                                           4,100               35,253               0.0%
#   Hitachi Kokusai Electric, Inc.                                                   2,000               29,958               0.0%
    Hitachi Transport System, Ltd.                                                   4,200               55,581               0.1%
    Hitachi Zosen Corp.                                                             16,700               88,630               0.1%
    Hodogaya Chemical Co., Ltd.                                                      4,000                7,233               0.0%
    Hogy Medical Co., Ltd.                                                           1,100               57,145               0.1%
    Hokkaido Coca-Cola Bottling Co., Ltd.                                            3,000               14,019               0.0%
#   Hokkaido Gas Co., Ltd.                                                           4,000               10,345               0.0%
    Hokkan Holdings, Ltd.                                                            6,000               15,384               0.0%
    Hokkoku Bank, Ltd. (The)                                                        18,000               62,469               0.1%
    Hokuetsu Bank, Ltd. (The)                                                       16,000               31,060               0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                                  11,500               47,859               0.1%
#   Hokuriku Electric Industry Co., Ltd.                                             4,000                6,108               0.0%
    Hokuto Corp.                                                                     1,600               29,171               0.0%
#   Honeys Co., Ltd.                                                                   770                7,199               0.0%
#   Hoosiers Holdings Co., Ltd.                                                        700                3,348               0.0%
    Horiba, Ltd.                                                                     2,200               79,591               0.1%
#   Hosiden Corp.                                                                    3,100               16,806               0.0%
#   Hosokawa Micron Corp.                                                            2,000               11,219               0.0%
    House Foods Group, Inc.                                                          5,200               88,984               0.1%
    Howa Machinery, Ltd.                                                               500                3,331               0.0%
    Hyakugo Bank, Ltd. (The)                                                        19,000               80,128               0.1%
    Hyakujushi Bank, Ltd. (The)                                                     29,000               94,277               0.1%
    IBJ Leasing Co., Ltd.                                                              900               21,325               0.0%
#   Ichibanya Co., Ltd.                                                                400               18,812               0.0%
#   Ichikoh Industries, Ltd.                                                         4,000                9,158               0.0%
    Ichiyoshi Securities Co., Ltd.                                                   4,100               48,599               0.1%
    Icom, Inc.                                                                         700               17,234               0.0%
    Idec Corp.                                                                       1,600               13,062               0.0%
    Ihara Chemical Industry Co., Ltd.                                                4,000               40,542               0.0%
    Iino Kaiun Kaisha, Ltd.                                                          7,300               40,337               0.0%
    Ikyu Corp.                                                                         900               12,248               0.0%
    Imasen Electric Industrial                                                         801               13,606               0.0%
    Inaba Denki Sangyo Co., Ltd.                                                     1,400               48,801               0.1%
#   Inaba Seisakusho Co., Ltd.                                                       1,200               14,660               0.0%
    Inabata & Co., Ltd.                                                              4,000               38,664               0.0%
    Inageya Co., Ltd.                                                                2,000               21,151               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Ines Corp.                                                                       3,600    $          29,807               0.0%
#   Internet Initiative Japan, Inc.                                                  2,600               45,651               0.1%
    Inui Global Logistics Co., Ltd.                                                    525                4,948               0.0%
#   Iriso Electronics Co., Ltd.                                                        900               61,325               0.1%
#   Iseki & Co., Ltd.                                                               14,000               32,427               0.0%
#*  Ishihara Sangyo Kaisha, Ltd.                                                    24,000               19,725               0.0%
    IT Holdings Corp.                                                                8,200              133,983               0.1%
    Itochu Enex Co., Ltd.                                                            4,000               25,626               0.0%
    Itochu-Shokuhin Co., Ltd.                                                          600               19,815               0.0%
    Itoham Foods, Inc.                                                               8,631               44,396               0.0%
    Itoki Corp.                                                                      3,000               16,863               0.0%
    Iwasaki Electric Co., Ltd.                                                       4,000                8,820               0.0%
#   Iwatani Corp.                                                                    6,000               41,023               0.0%
    Iwatsu Electric Co., Ltd.                                                        3,000                2,426               0.0%
#   J-Oil Mills, Inc.                                                                6,000               19,492               0.0%
    Jamco Corp.                                                                      2,000               44,192               0.0%
#*  Janome Sewing Machine Co., Ltd.                                                 23,000               35,693               0.0%
    Japan Aviation Electronics Industry, Ltd.                                        3,000               59,438               0.1%
#*  Japan Communications, Inc.                                                       7,100               31,117               0.0%
    Japan Digital Laboratory Co., Ltd.                                               2,300               40,965               0.0%
#   Japan Drilling Co., Ltd.                                                           600               25,084               0.0%
#   Japan Medical Dynamic Marketing, Inc.                                              770                3,617               0.0%
    Japan Pulp & Paper Co., Ltd.                                                     5,000               14,801               0.0%
#   Japan Steel Works, Ltd. (The)                                                   26,000               93,003               0.1%
    Japan Transcity Corp.                                                            3,000               10,144               0.0%
    Japan Vilene Co., Ltd.                                                           3,000               16,659               0.0%
    Japan Wool Textile Co., Ltd. (The)                                               6,000               40,599               0.0%
    JBCC Holdings, Inc.                                                              2,000               13,832               0.0%
    Jeol, Ltd.                                                                       4,000               19,239               0.0%
    Jimoto Holdings, Inc.                                                           10,000               20,997               0.0%
#   Jin Co., Ltd.                                                                    1,100               23,973               0.0%
    Joshin Denki Co., Ltd.                                                           2,000               18,222               0.0%
    Jowa Holdings Co., Ltd.                                                            800               28,423               0.0%
    JSP Corp.                                                                        1,900               30,126               0.0%
*   Juki Corp.                                                                      11,000               34,304               0.0%
    Juroku Bank, Ltd. (The)                                                         25,000               98,600               0.1%
#*  JVC Kenwood Corp.                                                               13,070               24,988               0.0%
    K&O Energy Group, Inc.                                                           1,000               12,628               0.0%
    K's Holdings Corp.                                                               2,700               74,567               0.1%
#   kabu.com Securities Co., Ltd.                                                    7,800               38,778               0.0%
#*  Kadokawa Dwango Corp.                                                            4,169               76,454               0.1%
    Kaga Electronics Co., Ltd.                                                         900               10,367               0.0%
#   Kagome Co., Ltd.                                                                 2,300               37,314               0.0%
    Kagoshima Bank, Ltd. (The)                                                      11,000               71,336               0.1%
    Kaken Pharmaceutical Co., Ltd.                                                   3,000               75,162               0.1%
    Kameda Seika Co., Ltd.                                                           1,200               36,258               0.0%
    Kamei Corp.                                                                      2,000               14,330               0.0%
    Kanaden Corp.                                                                    3,000               21,086               0.0%
#   Kanagawa Chuo Kotsu Co., Ltd.                                                    4,000               19,406               0.0%
    Kanamoto Co., Ltd.                                                               2,000               73,001               0.1%
    Kandenko Co., Ltd.                                                               9,000               47,223               0.1%
    Kanematsu Corp.                                                                 37,025               58,911               0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Kanematsu Electronics, Ltd.                                                        500    $           6,471               0.0%
#   Kansai Urban Banking Corp.                                                       1,100               12,132               0.0%
*   Kanto Denka Kogyo Co., Ltd.                                                      4,000               15,734               0.0%
*   Kappa Create Holdings Co., Ltd.                                                    400                3,673               0.0%
#   Kasumi Co., Ltd.                                                                 1,900               17,883               0.0%
    Katakura Industries Co., Ltd.                                                      900               10,887               0.0%
    Kato Sangyo Co., Ltd.                                                            2,000               42,557               0.0%
    Kato Works Co., Ltd.                                                             4,000               29,450               0.0%
#   KAWADA TECHNOLOGIES, Inc.                                                          200                8,850               0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.                                  500                9,403               0.0%
    Keihin Corp.                                                                     2,900               36,639               0.0%
    Keiyo Bank, Ltd. (The)                                                           7,000               36,597               0.0%
#   Keiyo Co., Ltd.                                                                  2,000                9,110               0.0%
    Key Coffee, Inc.                                                                 1,300               18,739               0.0%
#   KFC Holdings Japan, Ltd.                                                         1,000               19,055               0.0%
    Kintetsu World Express, Inc.                                                     1,200               41,528               0.0%
    Kinugawa Rubber Industrial Co., Ltd.                                             3,000               12,716               0.0%
    Kissei Pharmaceutical Co., Ltd.                                                  1,100               28,754               0.0%
    Kita-Nippon Bank, Ltd. (The)                                                       400                9,508               0.0%
    Kitagawa Iron Works Co., Ltd.                                                    7,000               12,497               0.0%
    Kitz Corp.                                                                       4,800               21,997               0.0%
    Kiyo Bank, Ltd. (The)                                                            4,800               69,014               0.1%
*   KNT-CT Holdings Co., Ltd.                                                        6,000                9,106               0.0%
    Koa Corp.                                                                        1,500               13,305               0.0%
    Koatsu Gas Kogyo Co., Ltd.                                                       4,000               21,280               0.0%
    Koei Tecmo Holdings Co., Ltd.                                                    3,000               49,828               0.1%
#   Kohnan Shoji Co., Ltd.                                                           2,000               22,949               0.0%
    Koike Sanso Kogyo Co., Ltd.                                                      4,000               10,120               0.0%
    Kojima Co., Ltd.                                                                 2,300                6,257               0.0%
    Kokuyo Co., Ltd.                                                                 5,900               46,992               0.1%
    Komatsu Seiren Co., Ltd.                                                         4,000               20,044               0.0%
    Komeri Co., Ltd.                                                                 1,800               40,463               0.0%
    Komori Corp.                                                                     3,200               31,472               0.0%
    Konaka Co., Ltd.                                                                 1,760               10,024               0.0%
    Konishi Co., Ltd.                                                                2,000               34,519               0.0%
    Kose Corp.                                                                       2,000               81,735               0.1%
*   Kumagai Gumi Co., Ltd.                                                           8,000               28,944               0.0%
    Kumiai Chemical Industry Co., Ltd.                                               2,481               15,259               0.0%
    Kura Corp.                                                                       1,200               32,534               0.0%
    Kurabo Industries, Ltd.                                                         18,000               29,929               0.0%
#   Kureha Corp.                                                                    12,000               59,516               0.1%
    Kurimoto, Ltd.                                                                  11,000               22,525               0.0%
#   Kuroda Electric Co., Ltd.                                                        4,500               63,273               0.1%
    Kusuri No Aoki Co., Ltd.                                                           600               29,450               0.0%
    KYB Co., Ltd.                                                                   20,000               86,120               0.1%
    Kyodo Printing Co., Ltd.                                                         9,000               31,935               0.0%
#   Kyoei Steel, Ltd.                                                                1,200               19,973               0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                                                 2,300               32,703               0.0%
    Kyokuto Securities Co., Ltd.                                                     1,100               18,592               0.0%
    Kyokuyo Co., Ltd.                                                                3,000                7,018               0.0%
    KYORIN Holdings, Inc.                                                            2,900               61,096               0.1%
#   Kyoritsu Maintenance Co., Ltd.                                                   1,000               40,243               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Kyosan Electric Manufacturing Co., Ltd.                                          5,000    $          16,019               0.0%
    Kyowa Exeo Corp.                                                                 6,200               75,920               0.1%
    Kyudenko Corp.                                                                   3,000               33,734               0.0%
    Lasertec Corp.                                                                     800               10,009               0.0%
*   Leopalace21 Corp.                                                               19,400              121,511               0.1%
#   Life Corp.                                                                       2,000               32,079               0.0%
    Lintec Corp.                                                                     2,700               56,372               0.1%
    Lion Corp.                                                                      14,000               79,098               0.1%
    Macnica, Inc.                                                                      800               23,188               0.0%
#   Maeda Corp.                                                                     11,000               97,254               0.1%
    Maeda Road Construction Co., Ltd.                                                6,000               92,487               0.1%
    Maezawa Kasei Industries Co., Ltd.                                               1,200               12,307               0.0%
    Maezawa Kyuso Industries Co., Ltd.                                               1,200               14,629               0.0%
#   Makino Milling Machine Co., Ltd.                                                 7,000               47,718               0.1%
    Mandom Corp.                                                                     1,100               36,902               0.0%
    Mani, Inc.                                                                         500               31,956               0.0%
#   Mars Engineering Corp.                                                             700               12,717               0.0%
    Marubun Corp.                                                                    1,900               12,169               0.0%
    Marudai Food Co., Ltd.                                                           5,000               18,518               0.0%
    Maruetsu, Inc. (The)                                                             5,000               24,391               0.0%
    Maruha Nichiro Corp.                                                             2,253               32,622               0.0%
    Marukyu Co., Ltd.                                                                2,000               18,520               0.0%
    Marusan Securities Co., Ltd.                                                     6,000               44,028               0.0%
    Maruwa Co., Ltd.                                                                   700               20,738               0.0%
    Maruyama Manufacturing Co., Inc.                                                 3,000                6,729               0.0%
#*  Maruzen CHI Holdings Co., Ltd.                                                     400                1,371               0.0%
#   Maruzen Showa Unyu Co., Ltd.                                                     6,000               19,134               0.0%
#   Marvelous, Inc.                                                                  3,300               38,483               0.0%
    Matsuda Sangyo Co., Ltd.                                                         1,225               13,560               0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                                              2,200               63,981               0.1%
    Matsuya Foods Co., Ltd.                                                          1,000               19,200               0.0%
    Max Co., Ltd.                                                                    4,000               44,998               0.0%
    Maxvalu Tokai Co., Ltd.                                                          1,000               14,304               0.0%
    Megachips Corp.                                                                  1,600               20,806               0.0%
    Megmilk Snow Brand Co., Ltd.                                                     3,900               51,746               0.1%
    Meidensha Corp.                                                                 12,000               44,467               0.0%
#   Meiko Network Japan Co., Ltd.                                                    2,600               29,236               0.0%
    Meisei Industrial Co., Ltd.                                                      5,000               32,114               0.0%
    Meitec Corp.                                                                     1,900               59,582               0.1%
    Meito Sangyo Co., Ltd.                                                           1,200               12,184               0.0%
#   Meiwa Corp.                                                                      3,000               11,163               0.0%
    Meiwa Estate Co., Ltd.                                                           1,700                8,045               0.0%
#   Melco Holdings, Inc.                                                             1,400               20,062               0.0%
    Message Co., Ltd.                                                                1,100               34,571               0.0%
#   Michinoku Bank, Ltd. (The)                                                       9,000               17,191               0.0%
#   Micronics Japan Co., Ltd.                                                          700               35,631               0.0%
    Mie Bank, Ltd. (The)                                                             5,000               11,661               0.0%
    Milbon Co., Ltd.                                                                   600               19,276               0.0%
    Mimasu Semiconductor Industry Co., Ltd.                                          1,219               10,967               0.0%
    Minato Bank, Ltd. (The)                                                         21,000               41,406               0.0%
#   Ministop Co., Ltd.                                                               1,500               21,356               0.0%
    Mirait Holdings Corp.                                                            4,400               49,253               0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Misawa Homes Co., Ltd.                                                           2,000    $          18,334               0.0%
    Mitani Corp.                                                                     1,200               30,440               0.0%
    Mito Securities Co., Ltd.                                                        4,000               15,039               0.0%
    Mitsuba Corp.                                                                    4,000               63,666               0.1%
*   Mitsubishi Paper Mills, Ltd.                                                    13,000               10,055               0.0%
    Mitsubishi Pencil Co., Ltd.                                                        300                9,672               0.0%
    Mitsubishi Shokuhin Co., Ltd.                                                      800               18,021               0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                                        14,000               30,944               0.0%
    Mitsuboshi Belting Co., Ltd.                                                     5,000               35,814               0.0%
    Mitsui Engineering & Shipbuilding Co., Ltd.                                     58,000              126,090               0.1%
    Mitsui High-Tec, Inc.                                                            3,300               19,778               0.0%
    Mitsui Matsushima Co., Ltd.                                                     10,000               12,134               0.0%
    Mitsui Mining & Smelting Co., Ltd.                                              32,000               84,882               0.1%
    Mitsui Sugar Co., Ltd.                                                           6,000               20,812               0.0%
    Mitsui-Soko Co., Ltd.                                                           10,000               38,018               0.0%
#   Mitsumi Electric Co., Ltd.                                                       7,500               46,687               0.1%
    Mitsuuroko Group Holdings Co., Ltd.                                              3,000               14,655               0.0%
    Miura Co., Ltd.                                                                  6,000               70,218               0.1%
    Miyazaki Bank, Ltd. (The)                                                       11,000               33,160               0.0%
    Mizuno Corp.                                                                     9,000               45,092               0.0%
    Mochida Pharmaceutical Co., Ltd.                                                 1,400               87,546               0.1%
#   Monex Group, Inc.                                                               23,900               61,000               0.1%
#   MonotaRO Co., Ltd.                                                               2,500               66,055               0.1%
    Morinaga & Co., Ltd.                                                            16,000               34,309               0.0%
    Morinaga Milk Industry Co., Ltd.                                                14,000               46,810               0.1%
    Morita Holdings Corp.                                                            4,000               38,969               0.0%
#   Moshi Moshi Hotline, Inc.                                                        3,700               36,925               0.0%
#   Musashi Seimitsu Industry Co., Ltd.                                              1,200               23,558               0.0%
    Musashino Bank, Ltd. (The)                                                       2,900               98,261               0.1%
    Nachi-Fujikoshi Corp.                                                           13,000               80,786               0.1%
    Nafco Co., Ltd.                                                                    400                5,414               0.0%
    Nagaileben Co., Ltd.                                                               800               15,377               0.0%
    Nagano Bank, Ltd. (The)                                                          6,000               10,187               0.0%
    Nagase & Co., Ltd.                                                               3,500               45,335               0.0%
    Nagatanien Co., Ltd.                                                             2,000               19,540               0.0%
    Nakamuraya Co., Ltd.                                                             3,000               11,627               0.0%
#   Nakanishi, Inc.                                                                  1,000               34,200               0.0%
*   Nakayama Steel Works, Ltd.                                                       5,000                3,609               0.0%
    Namura Shipbuilding Co., Ltd.                                                    4,096               40,091               0.0%
    Nanto Bank, Ltd. (The)                                                          14,000               56,203               0.1%
    NDS Co., Ltd.                                                                    5,000               14,031               0.0%
    NEC Networks & System Integration Corp.                                          1,700               36,937               0.0%
#   NET One Systems Co., Ltd.                                                        6,200               36,139               0.0%
    Neturen Co., Ltd.                                                                2,600               18,601               0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                                               2,850               47,111               0.1%
    Nichia Steel Works, Ltd.                                                         4,000               12,115               0.0%
    Nichias Corp.                                                                    6,000               36,459               0.0%
#   Nichicon Corp.                                                                   4,800               32,368               0.0%
    Nichiha Corp.                                                                    1,500               12,852               0.0%
#   Nichii Gakkan Co.                                                                2,900               22,503               0.0%
    Nichirei Corp.                                                                  20,000               85,123               0.1%
    Nichireki Co., Ltd.                                                              2,000               15,860               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Nifco, Inc.                                                                      2,800    $          88,723               0.1%
    Nihon Dempa Kogyo Co., Ltd.                                                        600                4,742               0.0%
    Nihon Eslead Corp.                                                               1,000                9,152               0.0%
    Nihon Kohden Corp.                                                               1,400               71,578               0.1%
    Nihon M&A Center, Inc.                                                           2,300               66,100               0.1%
    Nihon Nohyaku Co., Ltd.                                                          5,000               50,890               0.1%
    Nihon Parkerizing Co., Ltd.                                                      2,000               47,739               0.1%
#   Nihon Trim Co., Ltd.                                                               500               11,219               0.0%
    Nihon Unisys, Ltd.                                                               4,200               37,233               0.0%
    Nihon Yamamura Glass Co., Ltd.                                                   8,000               12,099               0.0%
    Nikkiso Co., Ltd.                                                                4,000               41,372               0.0%
    Nippo Corp.                                                                      3,000               54,836               0.1%
    Nippon Beet Sugar Manufacturing Co., Ltd.                                        5,000                8,410               0.0%
    Nippon Carbon Co., Ltd.                                                          5,000                8,396               0.0%
#   Nippon Ceramic Co., Ltd.                                                         1,000               14,480               0.0%
*   Nippon Chemi-Con Corp.                                                          10,000               29,833               0.0%
*   Nippon Chemical Industrial Co., Ltd.                                             2,000                2,947               0.0%
    Nippon Chemiphar Co., Ltd.                                                       3,000               15,653               0.0%
    Nippon Coke & Engineering Co., Ltd.                                             12,500               12,472               0.0%
#   Nippon Concrete Industries Co., Ltd.                                             3,000               17,941               0.0%
    Nippon Denko Co., Ltd.                                                           6,000               15,070               0.0%
    Nippon Densetsu Kogyo Co., Ltd.                                                  4,000               56,498               0.1%
    Nippon Filcon Co., Ltd.                                                          2,000                9,168               0.0%
    Nippon Flour Mills Co., Ltd.                                                    12,000               60,232               0.1%
    Nippon Gas Co., Ltd.                                                             2,000               49,489               0.1%
    Nippon Kasei Chemical Co., Ltd.                                                  5,000                6,420               0.0%
#*  Nippon Kinzoku Co., Ltd.                                                         3,000                4,164               0.0%
    Nippon Koei Co., Ltd.                                                            5,000               21,139               0.0%
    Nippon Konpo Unyu Soko Co., Ltd.                                                 4,000               66,183               0.1%
#*  Nippon Koshuha Steel Co., Ltd.                                                  10,000               10,237               0.0%
    Nippon Light Metal Holdings Co., Ltd.                                           31,000               45,784               0.1%
#   Nippon Paper Industries Co., Ltd.                                                5,400               79,472               0.1%
    Nippon Parking Development Co., Ltd.                                             8,300                9,076               0.0%
    Nippon Pillar Packing Co., Ltd.                                                  2,000               15,884               0.0%
    Nippon Piston Ring Co., Ltd.                                                     7,000               14,961               0.0%
    Nippon Road Co., Ltd. (The)                                                      8,000               44,478               0.0%
    Nippon Seiki Co., Ltd.                                                           2,000               42,606               0.0%
#   Nippon Sharyo, Ltd.                                                              4,000               12,364               0.0%
*   Nippon Sheet Glass Co., Ltd.                                                    79,000               75,736               0.1%
    Nippon Shinyaku Co., Ltd.                                                        3,000               86,348               0.1%
    Nippon Signal Co., Ltd. (The)                                                    4,500               43,865               0.0%
    Nippon Soda Co., Ltd.                                                           13,000               74,028               0.1%
    Nippon Steel & Sumikin Bussan Corp.                                              6,480               23,580               0.0%
*   Nippon Suisan Kaisha, Ltd.                                                      31,700               93,708               0.1%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)                               3,000               18,317               0.0%
    Nippon Thompson Co., Ltd.                                                        3,000               12,574               0.0%
    Nippon Valqua Industries, Ltd.                                                   6,000               16,371               0.0%
#*  Nippon Yakin Kogyo Co., Ltd.                                                    15,000               38,739               0.0%
#   Nipro Corp.                                                                      9,000               74,151               0.1%
    Nishi-Nippon Railroad Co., Ltd.                                                 36,000              143,443               0.1%
    Nishimatsu Construction Co., Ltd.                                               25,000              121,384               0.1%
    Nishimatsuya Chain Co., Ltd.                                                     3,000               27,119               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Nishio Rent All Co., Ltd.                                                        1,500    $          54,253               0.1%
    Nissei Corp.                                                                       400                3,435               0.0%
    Nissha Printing Co., Ltd.                                                        2,900               46,758               0.1%
    Nisshin Fudosan Co.                                                              2,800               12,366               0.0%
    Nisshin Oillio Group, Ltd. (The)                                                10,000               35,838               0.0%
#   Nisshin Steel Co., Ltd.                                                          7,348               68,608               0.1%
    Nisshinbo Holdings, Inc.                                                         8,000               66,068               0.1%
    Nissin Corp.                                                                     5,000               12,536               0.0%
    Nissin Electric Co., Ltd.                                                        2,000               10,823               0.0%
    Nissin Kogyo Co., Ltd.                                                           3,900               60,276               0.1%
    Nitta Corp.                                                                      1,300               29,230               0.0%
    Nittan Valve Co., Ltd.                                                           2,000                5,693               0.0%
    Nittetsu Mining Co., Ltd.                                                        3,000               11,373               0.0%
    Nitto Boseki Co., Ltd.                                                           8,000               28,507               0.0%
    Nitto Kogyo Corp.                                                                3,000               52,449               0.1%
    Nitto Kohki Co., Ltd.                                                              100                1,877               0.0%
    Nitto Seiko Co., Ltd.                                                            3,000               10,058               0.0%
    Noevir Holdings Co., Ltd.                                                        1,100               19,900               0.0%
    NOF Corp.                                                                       12,000               79,527               0.1%
    Nomura Co., Ltd.                                                                 4,000               38,338               0.0%
    Noritake Co., Ltd.                                                               8,000               18,394               0.0%
    Noritsu Koki Co., Ltd.                                                           1,200                6,670               0.0%
    Noritz Corp.                                                                     2,000               36,975               0.0%
    North Pacific Bank, Ltd.                                                        26,500              109,246               0.1%
    NS Solutions Corp.                                                               1,400               43,098               0.0%
    NS United Kaiun Kaisha, Ltd.                                                     9,000               22,462               0.0%
#   NSD Co., Ltd.                                                                    1,300               19,172               0.0%
#   Nuflare Technology, Inc.                                                           300               13,708               0.0%
    Obara Group, Inc.                                                                  600               21,857               0.0%
    Oenon Holdings, Inc.                                                             5,000               10,441               0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                                                 22,000               61,208               0.1%
#   Ohsho Food Service Corp.                                                         1,100               39,734               0.0%
    Oiles Corp.                                                                      2,073               40,689               0.0%
    Oita Bank, Ltd. (The)                                                           13,000               48,713               0.1%
    Okabe Co., Ltd.                                                                  4,000               37,603               0.0%
    Okamoto Industries, Inc.                                                         6,000               23,836               0.0%
    Okamura Corp.                                                                    7,300               53,268               0.1%
    Oki Electric Industry Co., Ltd.                                                 41,000               95,262               0.1%
    Okinawa Electric Power Co., Inc. (The)                                           1,077               32,845               0.0%
#   OKK Corp.                                                                        5,000                7,042               0.0%
    OKUMA Corp.                                                                     11,000               78,981               0.1%
    Okumura Corp.                                                                   12,000               68,126               0.1%
    Okura Industrial Co., Ltd.                                                       4,000               13,651               0.0%
    Okuwa Co., Ltd.                                                                  2,000               16,605               0.0%
    Olympic Group Corp.                                                              1,800               16,513               0.0%
    ONO Sokki Co., Ltd.                                                              1,500               12,859               0.0%
#   Onoken Co., Ltd.                                                                 2,000               20,575               0.0%
    Onward Holdings Co., Ltd.                                                        9,000               55,303               0.1%
    Organo Corp.                                                                     4,000               17,166               0.0%
#   Origin Electric Co., Ltd.                                                        3,000               11,362               0.0%
    Osaka Steel Co., Ltd.                                                              900               16,152               0.0%
#   OSAKA Titanium Technologies Co., Ltd.                                            1,600               31,115               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
#   Osaki Electric Co., Ltd.                                                         3,000    $          18,203               0.0%
    OSG Corp.                                                                        5,300               86,423               0.1%
    Oyo Corp.                                                                          900               15,955               0.0%
    Pacific Industrial Co., Ltd.                                                     4,000               30,310               0.0%
#*  Pacific Metals Co., Ltd.                                                         8,000               25,309               0.0%
    Pack Corp. (The)                                                                   700               14,460               0.0%
    Pal Co., Ltd.                                                                      900               27,067               0.0%
    Paltac Corp.                                                                     2,500               30,463               0.0%
#   PanaHome Corp.                                                                   6,000               40,153               0.0%
    Panasonic Industrial Devices SUNX Co., Ltd.                                      2,700               14,528               0.0%
    Panasonic Information Systems                                                      400               10,736               0.0%
    Paramount Bed Holdings Co., Ltd.                                                 1,100               31,286               0.0%
    Parco Co., Ltd.                                                                    400                3,255               0.0%
    Paris Miki Holdings, Inc.                                                        1,000                4,445               0.0%
#   Pasco Corp.                                                                      1,000                3,127               0.0%
#   Penta-Ocean Construction Co., Ltd.                                              18,000               58,829               0.1%
    Pigeon Corp.                                                                     1,500               93,506               0.1%
    Pilot Corp.                                                                      1,500               84,219               0.1%
    Piolax, Inc.                                                                     1,000               44,243               0.0%
#*  Pioneer Corp.                                                                   21,000               55,096               0.1%
    Plenus Co., Ltd.                                                                 1,900               34,176               0.0%
#   Press Kogyo Co., Ltd.                                                            9,000               35,952               0.0%
    Pressance Corp.                                                                    900               25,293               0.0%
    Prima Meat Packers, Ltd.                                                        15,000               35,352               0.0%
    Raito Kogyo Co., Ltd.                                                            4,700               45,963               0.1%
#*  Rasa Industries, Ltd.                                                            3,000                3,659               0.0%
    Relo Holdings, Inc.                                                                600               42,452               0.0%
    Rengo Co., Ltd.                                                                 17,000               74,835               0.1%
#*  Renown, Inc.                                                                     3,000                3,016               0.0%
    Resort Solution Co., Ltd.                                                        4,000                8,621               0.0%
#   Resorttrust, Inc.                                                                4,000               96,435               0.1%
    Rheon Automatic Machinery Co., Ltd.                                              2,000                9,246               0.0%
    Rhythm Watch Co., Ltd.                                                          10,000               13,962               0.0%
    Ricoh Leasing Co., Ltd.                                                          1,000               27,900               0.0%
#   Right On Co., Ltd.                                                               1,125                7,338               0.0%
    Riken Corp.                                                                      7,000               27,450               0.0%
    Riken Technos Corp.                                                              5,000               22,079               0.0%
    Riken Vitamin Co., Ltd.                                                          2,000               46,171               0.1%
    Ringer Hut Co., Ltd.                                                             1,400               21,627               0.0%
    Riso Kagaku Corp.                                                                1,400               42,335               0.0%
#   Rock Field Co., Ltd.                                                               300                5,110               0.0%
    Rohto Pharmaceutical Co., Ltd.                                                   5,500               79,781               0.1%
    Roland DG Corp.                                                                  1,200               50,652               0.1%
    Round One Corp.                                                                  5,300               31,975               0.0%
    Royal Holdings Co., Ltd.                                                         2,000               31,934               0.0%
    Ryobi, Ltd.                                                                     11,000               30,023               0.0%
    Ryoden Trading Co., Ltd.                                                         3,000               21,579               0.0%
    Ryosan Co., Ltd.                                                                 2,800               59,184               0.1%
    Ryoyo Electro Corp.                                                              2,000               19,717               0.0%
#   S Foods, Inc.                                                                    2,000               41,811               0.0%
    Sac's Bar Holdings, Inc.                                                         1,650               23,781               0.0%
    Saibu Gas Co., Ltd.                                                             24,000               58,459               0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Saizeriya Co., Ltd.                                                              2,400    $          35,516               0.0%
    Sakai Chemical Industry Co., Ltd.                                                7,000               21,088               0.0%
    Sakata INX Corp.                                                                 3,000               30,699               0.0%
    Sakata Seed Corp.                                                                2,000               29,661               0.0%
    Sala Corp.                                                                       4,000               22,009               0.0%
    San-A Co., Ltd.                                                                  1,000               33,709               0.0%
    San-Ai Oil Co., Ltd.                                                             4,000               27,688               0.0%
    San-In Godo Bank, Ltd. (The)                                                    14,000              107,866               0.1%
    Sanden Corp.                                                                    10,000               57,672               0.1%
    Sangetsu Co., Ltd.                                                               2,100               53,180               0.1%
#*  Sanix, Inc.                                                                      2,900               13,325               0.0%
    Sanken Electric Co., Ltd.                                                       10,000               78,540               0.1%
    Sanki Engineering Co., Ltd.                                                      5,000               34,933               0.0%
    Sankyo Seiko Co., Ltd.                                                           4,000               14,869               0.0%
    Sankyo Tateyama, Inc.                                                            1,600               28,682               0.0%
    Sankyu, Inc.                                                                    19,000               87,842               0.1%
    Sanoh Industrial Co., Ltd.                                                       3,000               19,518               0.0%
    Sanshin Electronics Co., Ltd.                                                    2,000               14,163               0.0%
    Sanwa Holdings Corp.                                                            15,000              104,010               0.1%
    Sanyo Chemical Industries, Ltd.                                                  7,000               43,647               0.0%
    Sanyo Denki Co., Ltd.                                                            4,000               28,605               0.0%
    Sanyo Electric Railway Co., Ltd.                                                 6,000               24,783               0.0%
    Sanyo Shokai, Ltd.                                                              11,000               26,723               0.0%
    Sanyo Special Steel Co., Ltd.                                                    6,000               20,593               0.0%
    Sapporo Holdings, Ltd.                                                          26,000              112,523               0.1%
    Sato Holdings Corp.                                                              1,900               50,043               0.1%
    Sato Shoji Corp.                                                                 2,000               13,008               0.0%
    Satori Electric Co., Ltd.                                                        1,000                6,495               0.0%
#   Sawada Holdings Co., Ltd.                                                        3,300               23,565               0.0%
    Saxa Holdings, Inc.                                                              4,000                5,670               0.0%
    SCREEN Holdings Co., Ltd.                                                       12,000               65,406               0.1%
    Secom Joshinetsu Co., Ltd.                                                         900               23,126               0.0%
    Seika Corp.                                                                      8,000               19,098               0.0%
#   Seikagaku Corp.                                                                  1,700               27,450               0.0%
#   Seiko Holdings Corp.                                                            10,000               49,835               0.1%
    Seino Holdings Co., Ltd.                                                        13,000              101,930               0.1%
    Seiren Co., Ltd.                                                                 5,300               46,283               0.1%
    Sekisui Jushi Corp.                                                              2,000               27,256               0.0%
    Sekisui Plastics Co., Ltd.                                                       7,000               18,979               0.0%
    Senko Co., Ltd.                                                                  6,000               25,520               0.0%
#   Senshu Electric Co., Ltd.                                                        1,000               15,089               0.0%
    Senshu Ikeda Holdings, Inc.                                                     22,600              116,918               0.1%
    Senshukai Co., Ltd.                                                              3,000               24,080               0.0%
#   Seria Co., Ltd.                                                                  1,500               62,994               0.1%
#   Shibaura Mechatronics Corp.                                                      4,000               12,833               0.0%
    Shibusawa Warehouse Co., Ltd. (The)                                              6,000               20,035               0.0%
#   Shibuya Kogyo Co., Ltd.                                                          1,200               29,935               0.0%
    Shiga Bank, Ltd. (The)                                                          10,000               56,007               0.1%
    Shikibo, Ltd.                                                                    9,000                9,849               0.0%
    Shikoku Bank, Ltd. (The)                                                        12,000               25,468               0.0%
    Shikoku Chemicals Corp.                                                          3,000               20,794               0.0%
#   Shima Seiki Manufacturing, Ltd.                                                  2,100               33,832               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Shimachu Co., Ltd.                                                               5,100    $         131,306               0.1%
    Shimizu Bank, Ltd. (The)                                                           400               11,466               0.0%
    Shin-Etsu Polymer Co., Ltd.                                                      5,000               23,396               0.0%
    Shinagawa Refractories Co., Ltd.                                                 5,000               12,310               0.0%
    Shindengen Electric Manufacturing Co., Ltd.                                      8,000               52,115               0.1%
#*  Shinkawa, Ltd.                                                                   1,000                5,001               0.0%
    Shinko Electric Industries Co., Ltd.                                             6,300               36,583               0.0%
    Shinko Plantech Co., Ltd.                                                        3,000               22,934               0.0%
    Shinko Shoji Co., Ltd.                                                           2,000               18,963               0.0%
    Shinmaywa Industries, Ltd.                                                       8,000               71,849               0.1%
    Shinnihon Corp.                                                                  4,000               14,040               0.0%
    Ship Healthcare Holdings, Inc.                                                   2,900               67,878               0.1%
    Shiroki Corp.                                                                    7,000               14,152               0.0%
    Shizuoka Gas Co., Ltd.                                                           5,000               32,760               0.0%
    Shobunsha Publications, Inc.                                                     1,300                9,202               0.0%
    Showa Corp.                                                                      6,100               65,986               0.1%
    Showa Sangyo Co., Ltd.                                                          10,000               38,848               0.0%
    Siix Corp.                                                                       2,400               41,678               0.0%
    Sinanen Co., Ltd.                                                                3,000               11,828               0.0%
    Sinfonia Technology Co., Ltd.                                                    6,000                8,655               0.0%
    Sintokogio, Ltd.                                                                 3,938               27,352               0.0%
    SMK Corp.                                                                        5,000               20,089               0.0%
#   SMS Co., Ltd.                                                                      600               17,469               0.0%
    Sodick Co., Ltd.                                                                 4,100               33,150               0.0%
    Sotetsu Holdings, Inc.                                                          20,000               75,138               0.1%
#   Sparx Group Co., Ltd.                                                           11,800               23,794               0.0%
    SRA Holdings                                                                     1,000               13,661               0.0%
    St Marc Holdings Co., Ltd.                                                         500               26,141               0.0%
    Star Micronics Co., Ltd.                                                         3,100               47,141               0.1%
    Starbucks Coffee Japan, Ltd.                                                     1,200               15,685               0.0%
    Starts Corp., Inc.                                                               1,500               22,398               0.0%
    Starzen Co., Ltd.                                                                4,000               11,628               0.0%
    Stella Chemifa Corp.                                                               900               11,234               0.0%
    Sumida Corp.                                                                     1,100                7,801               0.0%
    Suminoe Textile Co., Ltd.                                                        5,000               13,691               0.0%
    Sumitomo Bakelite Co., Ltd.                                                     18,000               70,838               0.1%
    Sumitomo Densetsu Co., Ltd.                                                      1,100               13,602               0.0%
#*  Sumitomo Mitsui Construction Co., Ltd.                                          39,460               47,217               0.1%
    Sumitomo Osaka Cement Co., Ltd.                                                 30,000               93,780               0.1%
    Sumitomo Precision Products Co., Ltd.                                            2,000                7,787               0.0%
    Sumitomo Real Estate Sales Co., Ltd.                                             1,200               27,634               0.0%
    Sumitomo Riko Co., Ltd.                                                          2,700               23,205               0.0%
    Sumitomo Seika Chemicals Co., Ltd.                                               4,000               24,539               0.0%
    Sumitomo Warehouse Co., Ltd. (The)                                              11,000               60,326               0.1%
#   Sun Frontier Fudousan Co., Ltd.                                                  1,500               16,463               0.0%
#*  SWCC Showa Holdings Co., Ltd.                                                   12,000               11,116               0.0%
    Systena Corp.                                                                    1,300                9,813               0.0%
    T Hasegawa Co., Ltd.                                                             1,600               24,573               0.0%
    T RAD Co., Ltd.                                                                  5,000               11,771               0.0%
    T&K Toka Co., Ltd.                                                                 500               11,175               0.0%
    T-Gaia Corp.                                                                     2,100               20,995               0.0%
#   Tabuchi Electric Co., Ltd.                                                       3,000               26,332               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
#   Tachi-S Co., Ltd.                                                                2,100    $          26,628               0.0%
    Tadano, Ltd.                                                                     4,000               59,794               0.1%
    Taihei Dengyo Kaisha, Ltd.                                                       3,000               24,491               0.0%
    Taiho Kogyo Co., Ltd.                                                            1,900               19,439               0.0%
    Taikisha, Ltd.                                                                   2,000               44,445               0.0%
    Taiko Bank, Ltd. (The)                                                           4,000                8,124               0.0%
    Taiyo Holdings Co., Ltd.                                                         1,700               55,401               0.1%
#   Taiyo Yuden Co., Ltd.                                                            8,000               82,237               0.1%
    Takamatsu Construction Group Co., Ltd.                                           1,600               30,693               0.0%
    Takaoka Toko Co., Ltd.                                                             400                5,797               0.0%
    Takara Leben Co., Ltd.                                                          10,600               44,917               0.0%
    Takara Standard Co., Ltd.                                                        7,000               57,165               0.1%
    Takasago International Corp.                                                     7,000               33,500               0.0%
    Takasago Thermal Engineering Co., Ltd.                                           6,000               77,437               0.1%
#   Takata Corp.                                                                     1,800               23,522               0.0%
    Takeei Corp.                                                                     1,900               18,001               0.0%
    Takeuchi Manufacturing Co., Ltd.                                                   500               21,017               0.0%
    Takiron Co., Ltd.                                                                3,000               14,878               0.0%
    Takuma Co., Ltd.                                                                 6,000               38,308               0.0%
#   Tamron Co., Ltd.                                                                 1,500               29,692               0.0%
    Tamura Corp.                                                                     4,000               15,077               0.0%
#   Tatsuta Electric Wire and Cable Co., Ltd.                                        2,000               10,113               0.0%
#*  Teac Corp.                                                                       5,000                2,585               0.0%
    TECHNO ASSOCIE Co., Ltd.                                                         1,800               17,202               0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                                                  4,000                6,374               0.0%
    Tenma Corp.                                                                      2,000               27,835               0.0%
    TKC Corp.                                                                        1,600               31,410               0.0%
    Toa Corp.(6894434)                                                               2,600               26,161               0.0%
    Toa Corp.(6894508)                                                              12,000               22,059               0.0%
    TOA ROAD Corp.                                                                   3,000               10,898               0.0%
    Toagosei Co., Ltd.                                                              25,000              109,261               0.1%
#*  Tobishima Corp.                                                                 17,200               47,065               0.1%
    TOC Co., Ltd.                                                                    5,000               36,481               0.0%
    Tocalo Co., Ltd.                                                                 1,000               18,864               0.0%
    Tochigi Bank, Ltd. (The)                                                        10,000               40,649               0.0%
    Toda Corp.                                                                      17,000               75,173               0.1%
    Toei Co., Ltd.                                                                   5,000               26,383               0.0%
    Toenec Corp.                                                                     3,000               15,969               0.0%
    Toho Bank, Ltd. (The)                                                           21,000               77,236               0.1%
    Toho Holdings Co., Ltd.                                                          4,600               60,179               0.1%
#*  Toho Titanium Co., Ltd.                                                          2,900               18,527               0.0%
    Toho Zinc Co., Ltd.                                                             12,000               41,098               0.0%
    Tohoku Bank, Ltd. (The)                                                          8,000               11,231               0.0%
    Tokai Carbon Co., Ltd.                                                          13,000               33,911               0.0%
    Tokai Corp/Gifu                                                                    200                6,018               0.0%
    TOKAI Holdings Corp.                                                             5,000               24,356               0.0%
    Tokai Rika Co., Ltd.                                                             2,600               49,520               0.1%
#   Token Corp.                                                                        480               21,734               0.0%
    Tokushu Tokai Paper Co., Ltd.                                                    5,189               12,085               0.0%
#   Tokuyama Corp.                                                                  32,000               93,539               0.1%
    Tokyo Dome Corp.                                                                16,000               68,163               0.1%
    Tokyo Energy & Systems, Inc.                                                     2,000               14,075               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
*   Tokyo Kikai Seisakusho, Ltd.                                                     6,000    $           4,339               0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                                       2,700               76,150               0.1%
#   Tokyo Rakutenchi Co., Ltd.                                                       5,000               22,570               0.0%
*   Tokyo Rope Manufacturing Co., Ltd.                                               4,000                6,218               0.0%
    Tokyo Seimitsu Co., Ltd.                                                         4,600               74,853               0.1%
#   Tokyo Steel Manufacturing Co., Ltd.                                              9,000               48,280               0.1%
    Tokyo Tekko Co., Ltd.                                                            3,000               13,791               0.0%
    Tokyo Theatres Co., Inc.                                                         6,000                7,959               0.0%
*   Tokyo TY Financial Group, Inc.                                                   2,224               71,180               0.1%
    Tokyu Recreation Co., Ltd.                                                       3,000               17,783               0.0%
    Toli Corp.                                                                       6,000               12,897               0.0%
    Tomato Bank, Ltd.                                                                9,000               14,643               0.0%
#   Tomen Electronics Corp.                                                            800               11,800               0.0%
    TOMONY Holdings, Inc.                                                           14,500               64,687               0.1%
#   Tomy Co., Ltd.                                                                   5,617               29,057               0.0%
    Tonami Holdings Co., Ltd.                                                        3,000                6,402               0.0%
    Topcon Corp.                                                                     2,800               65,744               0.1%
    Toppan Forms Co., Ltd.                                                           2,600               24,522               0.0%
    Topre Corp.                                                                      2,100               29,737               0.0%
    Topy Industries, Ltd.                                                           16,000               30,934               0.0%
#   Toridoll.corp                                                                    1,200               13,731               0.0%
#   Torishima Pump Manufacturing Co., Ltd.                                           2,000               15,165               0.0%
#   Tosei Corp.                                                                      4,200               28,307               0.0%
    Toshiba Machine Co., Ltd.                                                       10,000               39,739               0.0%
    Toshiba Plant Systems & Services Corp.                                           4,000               66,953               0.1%
    Toshiba TEC Corp.                                                                8,000               56,455               0.1%
#   Tosho Printing Co., Ltd.                                                         5,000               16,772               0.0%
    Totetsu Kogyo Co., Ltd.                                                          3,000               67,959               0.1%
    Tottori Bank, Ltd. (The)                                                         6,000               11,838               0.0%
    Towa Bank, Ltd. (The)                                                           10,000                8,947               0.0%
#   Towa Pharmaceutical Co., Ltd.                                                      900               39,735               0.0%
    Toyo Construction Co., Ltd.                                                      3,200               15,072               0.0%
    Toyo Corp.                                                                       3,000               27,495               0.0%
#   Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.                         5,000               18,000               0.0%
    Toyo Engineering Corp.                                                           9,000               46,095               0.1%
    Toyo Ink SC Holdings Co., Ltd.                                                  15,000               69,187               0.1%
    Toyo Kanetsu K.K.                                                               12,000               28,068               0.0%
    Toyo Kohan Co., Ltd.                                                             3,000               17,318               0.0%
    Toyo Securities Co., Ltd.                                                        5,000               14,244               0.0%
    Toyo Tanso Co., Ltd.                                                               300                5,556               0.0%
    Toyo Tire & Rubber Co., Ltd.                                                     3,803               62,727               0.1%
    Toyobo Co., Ltd.                                                                75,000              107,954               0.1%
    TPR Co., Ltd.                                                                    2,100               49,782               0.1%
#   Trancom Co., Ltd.                                                                  600               25,074               0.0%
    Transcosmos, Inc.                                                                1,900               35,530               0.0%
    Trusco Nakayama Corp.                                                            1,400               37,548               0.0%
    TS Tech Co., Ltd.                                                                1,800               44,242               0.0%
    TSI Holdings Co., Ltd.                                                           6,525               41,481               0.0%
    Tsubakimoto Chain Co.                                                            9,000               70,994               0.1%
#   Tsugami Corp.                                                                    5,000               25,675               0.0%
    Tsukishima Kikai Co., Ltd.                                                       3,000               33,673               0.0%
    Tsukuba Bank, Ltd.                                                               5,500               18,850               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Tsukui Corp.                                                                     2,600    $          25,137               0.0%
#   Tsumura & Co.                                                                    5,000              111,879               0.1%
    Tsurumi Manufacturing Co., Ltd.                                                  2,000               33,138               0.0%
    Tsutsumi Jewelry Co., Ltd.                                                         800               19,677               0.0%
#   U-Shin, Ltd.                                                                     2,000               12,791               0.0%
    UACJ Corp.                                                                      16,034               59,071               0.1%
#   Ube Industries, Ltd.                                                            78,400              121,388               0.1%
    Uchida Yoko Co., Ltd.                                                            4,000               12,807               0.0%
    UKC Holdings Corp.                                                                 300                4,881               0.0%
#*  Ulvac, Inc.                                                                      4,900               61,017               0.1%
    Uniden Corp.                                                                     2,000                4,132               0.0%
    Union Tool Co.                                                                     400               10,319               0.0%
    Unipres Corp.                                                                    2,300               45,770               0.1%
    United Arrows, Ltd.                                                              1,200               44,970               0.0%
#*  Unitika, Ltd.                                                                   52,000               23,050               0.0%
    Universal Entertainment Corp.                                                    2,600               41,167               0.0%
#   UNY Group Holdings Co., Ltd.                                                    15,800               83,763               0.1%
#*  Usen Corp.                                                                       4,870               15,305               0.0%
    Ushio, Inc.                                                                      8,200               86,057               0.1%
    Valor Co., Ltd.                                                                  2,000               32,419               0.0%
    Vital KSK Holdings, Inc.                                                         2,800               23,880               0.0%
#   VT Holdings Co., Ltd.                                                            6,900               27,250               0.0%
    Wacoal Holdings Corp.                                                            6,000               62,482               0.1%
#   Wacom Co., Ltd.                                                                 11,800               45,274               0.0%
    Wakita & Co., Ltd.                                                               2,000               19,985               0.0%
    Warabeya Nichiyo Co., Ltd.                                                       1,200               21,043               0.0%
#   WATAMI Co., Ltd.                                                                 1,400               16,368               0.0%
#   Welcia Holdings Co., Ltd.                                                          800               26,726               0.0%
#   West Holdings Corp.                                                              1,800               16,755               0.0%
    Wood One Co., Ltd.                                                               3,000                7,700               0.0%
    Xebio Co., Ltd.                                                                  1,500               23,473               0.0%
    Yahagi Construction Co., Ltd.                                                    1,500               11,356               0.0%
    YAMABIKO Corp.                                                                     615               24,359               0.0%
#   Yamagata Bank, Ltd. (The)                                                       11,000               52,087               0.1%
#   Yamaichi Electronics Co., Ltd.                                                   1,600               12,377               0.0%
    Yamanashi Chuo Bank, Ltd. (The)                                                 14,000               63,323               0.1%
    Yamazen Corp.                                                                    3,000               23,362               0.0%
    Yaoko Co., Ltd.                                                                    500               30,715               0.0%
    Yasuda Logistics Corp.                                                           2,000               17,982               0.0%
    Yellow Hat, Ltd.                                                                 1,800               38,530               0.0%
    Yodogawa Steel Works, Ltd.                                                       9,000               35,216               0.0%
    Yokogawa Bridge Holdings Corp.                                                   2,000               25,712               0.0%
    Yokohama Reito Co., Ltd.                                                         3,000               22,244               0.0%
    Yokowo Co., Ltd.                                                                 1,700                8,895               0.0%
    Yomeishu Seizo Co., Ltd.                                                         2,000               15,859               0.0%
    Yondenko Corp.                                                                   2,100                7,616               0.0%
    Yondoshi Holdings, Inc.                                                          1,159               20,873               0.0%
    Yorozu Corp.                                                                     1,900               32,694               0.0%
    Yoshinoya Holdings Co., Ltd.                                                     3,200               36,661               0.0%
    Yuasa Trading Co., Ltd.                                                          1,800               33,953               0.0%
    Yurtec Corp.                                                                     4,000               22,244               0.0%
    Yusen Logistics Co., Ltd.                                                          600                6,052               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Yushiro Chemical Industry Co., Ltd.                                              1,000    $          12,601               0.0%
#   Zenrin Co., Ltd.                                                                 1,800               22,128               0.0%
#   Zensho Holdings Co., Ltd.                                                        6,900               62,634               0.1%
    ZERIA Pharmaceutical Co., Ltd.                                                   2,200               44,153               0.0%
#   Zuken, Inc.                                                                      2,000               17,725               0.0%
                                                                                              -----------------    --------------
TOTAL JAPAN                                                                                          30,109,931              22.2%
                                                                                              -----------------    --------------
NETHERLANDS -- (2.0%)
    Aalberts Industries NV                                                           6,785              180,859               0.1%
    Accell Group                                                                     1,850               29,516               0.0%
*   AFC Ajax NV                                                                        864               10,012               0.0%
*   AMG Advanced Metallurgical Group NV                                              1,768               14,601               0.0%
    Amsterdam Commodities NV                                                           600               13,484               0.0%
#*  APERAM                                                                           3,991              114,829               0.1%
    Arcadis NV                                                                       4,256              130,928               0.1%
    ASM International NV                                                             5,088              203,890               0.2%
    BE Semiconductor Industries NV                                                   3,299               62,837               0.1%
    Beter Bed Holding NV                                                             1,357               27,937               0.0%
    BinckBank NV                                                                     5,546               54,965               0.0%
    Brunel International NV                                                          2,776               62,396               0.1%
    Corbion NV                                                                       6,245              100,965               0.1%
    Delta Lloyd NV                                                                  15,787              359,837               0.3%
    Exact Holding NV                                                                   931               36,668               0.0%
#   Fugro NV                                                                           852               11,747               0.0%
#*  Galapagos NV                                                                     1,948               27,131               0.0%
*   Grontmij                                                                         2,730               12,583               0.0%
#   Heijmans NV                                                                      1,624               22,106               0.0%
    Hunter Douglas NV                                                                  130                5,388               0.0%
    KAS Bank NV                                                                        488                5,901               0.0%
    Kendrion NV                                                                        817               22,809               0.0%
#   Koninklijke BAM Groep NV                                                        25,585               61,355               0.1%
#   Koninklijke Ten Cate NV                                                          2,038               45,965               0.0%
    Koninklijke Wessanen NV                                                         10,973               70,166               0.1%
*   Macintosh Retail Group NV                                                          944                5,819               0.0%
    Nutreco NV                                                                       8,732              437,363               0.3%
#*  Ordina NV                                                                        2,349                3,855               0.0%
*   PostNL NV                                                                       43,334              184,184               0.1%
#*  Royal Imtech NV                                                                  5,039               27,611               0.0%
#*  SBM Offshore NV                                                                 11,207              140,278               0.1%
    Sligro Food Group NV                                                             1,688               62,322               0.1%
#*  SNS Reaal NV                                                                    15,156                   --               0.0%
*   Telegraaf Media Groep NV                                                         1,964               15,312               0.0%
    TKH Group NV                                                                     4,137              125,346               0.1%
    TNT Express NV                                                                  33,323              193,690               0.1%
*   TomTom NV                                                                       12,169               88,399               0.1%
    USG People NV                                                                    7,067               70,895               0.1%
                                                                                              -----------------    --------------
TOTAL NETHERLANDS                                                                                     3,043,949               2.3%
                                                                                              -----------------    --------------
NEW ZEALAND -- (0.9%)
*   a2 Milk Co., Ltd.                                                               16,703                7,645               0.0%
    Air New Zealand, Ltd.                                                           41,085               65,041               0.1%
*   Bathurst Resources, Ltd.                                                         5,351                  146               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
NEW ZEALAND -- (Continued)
    Briscoe Group, Ltd.                                                             15,371    $          34,126               0.0%
    Cavalier Corp., Ltd.                                                             8,600                6,188               0.0%
    Chorus, Ltd.                                                                     8,097               13,432               0.0%
    Contact Energy, Ltd.                                                             6,004               29,127               0.0%
    Ebos Group, Ltd.                                                                 4,432               33,242               0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                                          32,376              141,483               0.1%
    Freightways, Ltd.                                                                8,779               39,205               0.1%
    Hallenstein Glasson Holdings, Ltd.                                               5,327               13,671               0.0%
    Heartland New Zealand, Ltd.                                                      5,841                4,569               0.0%
    Infratil, Ltd.                                                                  46,452              104,413               0.1%
    Kathmandu Holdings, Ltd.                                                         5,643               13,964               0.0%
#   Mainfreight, Ltd.                                                                6,252               77,663               0.1%
#   Metlifecare, Ltd.                                                               11,376               38,358               0.1%
    New Zealand Refining Co., Ltd. (The)                                            13,533               17,925               0.0%
    Nuplex Industries, Ltd.                                                         14,414               35,563               0.0%
    NZX, Ltd.                                                                        4,430                4,123               0.0%
    PGG Wrightson, Ltd.                                                             10,577                3,769               0.0%
#   Port of Tauranga, Ltd.                                                           7,100               90,743               0.1%
*   Pumpkin Patch, Ltd.                                                              7,400                2,122               0.0%
    Restaurant Brands New Zealand, Ltd.                                              9,560               27,359               0.0%
    Ryman Healthcare, Ltd.                                                          27,532              163,007               0.1%
    Sanford, Ltd.                                                                    6,562               25,884               0.0%
    Sky Network Television, Ltd.                                                    21,050              104,520               0.1%
#   SKYCITY Entertainment Group, Ltd.                                               38,191              116,765               0.1%
    Steel & Tube Holdings, Ltd.                                                      5,579               13,032               0.0%
    Summerset Group Holdings, Ltd.                                                   8,547               18,223               0.0%
    Tower, Ltd.                                                                      6,822               10,512               0.0%
    Trade Me Group, Ltd.                                                            16,226               49,829               0.1%
#   TrustPower, Ltd.                                                                 4,827               28,247               0.0%
    Vector, Ltd.                                                                    16,069               34,346               0.0%
    Warehouse Group, Ltd. (The)                                                      5,475               13,262               0.0%
*   Xero, Ltd.                                                                       2,284               28,330               0.0%
                                                                                              -----------------    --------------
TOTAL NEW ZEALAND                                                                                     1,409,834               1.1%
                                                                                              -----------------    --------------
NORWAY -- (0.9%)
#   ABG Sundal Collier Holding ASA                                                   8,171                5,997               0.0%
#   Akastor ASA                                                                      9,797               33,745               0.0%
    American Shipping ASA                                                            2,165               14,129               0.0%
*   Archer, Ltd.                                                                    29,102               28,048               0.0%
#   Atea ASA                                                                         5,000               54,668               0.1%
    Austevoll Seafood ASA                                                            5,800               37,717               0.0%
    Bakkafrost P/F                                                                   2,040               49,880               0.0%
    Bonheur ASA                                                                         83                1,039               0.0%
    BW Offshore, Ltd.                                                               39,005               47,888               0.0%
*   Det Norske Oljeselskap ASA                                                       6,639               42,971               0.0%
*   DOF ASA                                                                          2,500                7,290               0.0%
    Ekornes ASA                                                                      1,600               17,080               0.0%
*   Electromagnetic GeoServices                                                      4,467                2,381               0.0%
    Evry ASA                                                                         3,410                8,599               0.0%
    Farstad Shipping ASA                                                               800                9,228               0.0%
#*  Frontline, Ltd.                                                                  1,361                1,924               0.0%
#   Ganger Rolf ASA                                                                  1,960               24,552               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
NORWAY -- (Continued)
#   Golden Ocean Group, Ltd.                                                        29,034    $          35,337               0.0%
    Hexagon Composites ASA                                                           6,540               27,215               0.0%
*   Hoegh LNG Holdings, Ltd.                                                         4,064               52,421               0.1%
*   Kongsberg Automotive ASA                                                        47,061               45,031               0.0%
#   Kvaerner ASA                                                                    10,879               14,342               0.0%
    Leroey Seafood Group ASA                                                         1,503               56,858               0.1%
#*  Nordic Semiconductor ASA                                                        10,897               61,389               0.1%
*   Norske Skogindustrier ASA                                                        7,000                3,731               0.0%
#*  Norwegian Air Shuttle ASA                                                        1,507               48,658               0.0%
*   Odfjell SE Class A                                                               1,000                3,917               0.0%
    Opera Software ASA                                                               6,271               78,532               0.1%
*   Panoro Energy ASA                                                                1,501                  574               0.0%
    Prosafe SE                                                                      16,087               73,599               0.1%
#*  REC Silicon ASA                                                                140,159               56,035               0.1%
*   REC Solar ASA                                                                    2,416               32,305               0.0%
    Salmar ASA                                                                       2,871               51,726               0.0%
*   Sevan Drilling A.S.                                                             16,161                2,319               0.0%
    Sevan Marine ASA                                                                 1,337                4,366               0.0%
    Siem Offshore, Inc.                                                              9,787                7,586               0.0%
    Solstad Offshore ASA                                                             1,000               12,161               0.0%
*   Songa Offshore                                                                  22,582                7,794               0.0%
    SpareBank 1 SMN                                                                  8,057               71,645               0.1%
    SpareBank 1 SR Bank ASA                                                          2,016               17,342               0.0%
    Stolt-Nielsen, Ltd.                                                              1,022               18,414               0.0%
    Tomra Systems ASA                                                               14,102              105,642               0.1%
*   TTS Group ASA                                                                    1,100                  629               0.0%
    Veidekke ASA                                                                     4,900               47,591               0.0%
    Wilh Wilhelmsen ASA                                                              1,741               12,674               0.0%
    Wilh Wilhelmsen Holding ASA Class A                                              2,050               54,617               0.1%
                                                                                              -----------------    --------------
TOTAL NORWAY                                                                                          1,391,586               1.0%
                                                                                              -----------------    --------------
PORTUGAL -- (0.4%)
    Altri SGPS SA                                                                    7,954               22,240               0.0%
#*  Banco BPI SA                                                                    21,554               42,218               0.0%
*   Banco Comercial Portugues SA                                                   732,621               82,806               0.1%
    Mota-Engil SGPS SA                                                               8,817               46,266               0.0%
    NOS SGPS                                                                        11,746               67,390               0.0%
    Portucel SA                                                                     20,700               77,041               0.1%
    REN - Redes Energeticas Nacionais SGPS SA                                       23,639               73,273               0.0%
    Semapa-Sociedade de Investimento e Gestao                                        6,200               75,025               0.1%
*   Sonae Industria SGPS SA                                                          2,500                  563               0.0%
    Sonae SGPS SA                                                                   70,140               94,074               0.1%
                                                                                              -----------------    --------------
TOTAL PORTUGAL                                                                                          580,896               0.4%
                                                                                              -----------------    --------------
SINGAPORE -- (1.1%)
#*  Ausgroup, Ltd.                                                                  44,000               12,106               0.0%
    Banyan Tree Holdings, Ltd.                                                       7,000                3,378               0.0%
#*  Biosensors International Group, Ltd.                                           111,000               53,985               0.1%
    Boustead Singapore, Ltd.                                                        22,000               31,474               0.0%
    Bukit Sembawang Estates, Ltd.                                                   10,500               43,408               0.1%
    Bund Center Investment, Ltd.                                                   108,000               16,659               0.0%
    CH Offshore, Ltd.                                                               17,400                6,542               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SINGAPORE -- (Continued)
    China Aviation Oil Singapore Corp., Ltd.                                         9,600    $           5,532               0.0%
    Chip Eng Seng Corp., Ltd.                                                       45,000               30,814               0.0%
    Chuan Hup Holdings, Ltd.                                                        87,000               19,940               0.0%
    Cosco Corp. Singapore, Ltd.                                                     76,000               35,231               0.0%
    Creative Technology, Ltd.                                                        2,650                4,253               0.0%
    CSE Global, Ltd.                                                                40,000               21,016               0.0%
    CWT, Ltd.                                                                       12,000               15,094               0.0%
*   Delong Holdings, Ltd.                                                           17,000                2,707               0.0%
    Ezra Holdings, Ltd.                                                             77,600               49,308               0.1%
    Falcon Energy Group, Ltd.                                                       21,000                4,908               0.0%
    Far East Orchard, Ltd.                                                          11,239               15,183               0.0%
    Fragrance Group, Ltd.                                                           82,000               13,708               0.0%
    GK Goh Holdings, Ltd.                                                           17,000               11,445               0.0%
    Global Premium Hotels, Ltd.                                                      6,560                1,785               0.0%
    GMG Global, Ltd.                                                               275,000               13,308               0.0%
#   GuocoLand, Ltd.                                                                  5,000                7,425               0.0%
    GuocoLeisure, Ltd.                                                              53,000               37,988               0.1%
    Hi-P International, Ltd.                                                        23,000               11,641               0.0%
    Ho Bee Land, Ltd.                                                               14,000               21,722               0.0%
    Hong Fok Corp., Ltd.                                                            49,200               34,089               0.0%
    Hong Leong Asia, Ltd.                                                            8,000                8,587               0.0%
    Hotel Grand Central, Ltd.                                                       36,273               37,275               0.0%
    Hwa Hong Corp., Ltd.                                                            59,000               14,946               0.0%
#   Hyflux, Ltd.                                                                    27,500               21,638               0.0%
    Indofood Agri Resources, Ltd.                                                   28,000               18,218               0.0%
    k1 Ventures, Ltd.                                                              120,000               19,159               0.0%
    Keppel Infrastructure Trust                                                     29,000               23,712               0.0%
#*  Linc Energy, Ltd.                                                               38,912               31,402               0.0%
    Metro Holdings, Ltd.                                                            49,200               33,549               0.0%
    Midas Holdings, Ltd.                                                           114,000               28,857               0.0%
#   Nam Cheong, Ltd.                                                                67,000               20,610               0.0%
    OSIM International, Ltd.                                                        18,000               26,075               0.0%
#   Otto Marine, Ltd.                                                               48,000                2,058               0.0%
    OUE Hospitality Trust                                                            3,833                2,716               0.0%
#   OUE, Ltd.                                                                       23,000               37,813               0.0%
    Oxley Holdings, Ltd.                                                            57,000               24,207               0.0%
    Petra Foods, Ltd.                                                               16,000               47,424               0.1%
    Raffles Education Corp., Ltd.                                                   49,200               13,042               0.0%
    Raffles Medical Group, Ltd.                                                     21,000               62,171               0.1%
    Rotary Engineering, Ltd.                                                        17,000                8,018               0.0%
    SBS Transit, Ltd.                                                               23,000               29,714               0.0%
    Sheng Siong Group, Ltd.                                                         37,000               19,297               0.0%
    Sinarmas Land, Ltd.                                                            108,000               51,309               0.1%
    SMRT Corp., Ltd.                                                                56,000               64,979               0.1%
    Stamford Land Corp., Ltd.                                                       21,000                9,075               0.0%
*   SunVic Chemical Holdings, Ltd.                                                  40,000               18,062               0.0%
#   Super Group, Ltd.                                                               46,000               42,335               0.1%
    Swiber Holdings, Ltd.                                                           23,000                7,060               0.0%
#   Swissco Holdings, Ltd.                                                          15,000                9,527               0.0%
    Tat Hong Holdings, Ltd.                                                         35,000               21,401               0.0%
    Triyards holdings, Ltd.                                                          4,960                2,562               0.0%
    Tuan Sing Holdings, Ltd.                                                        44,628               15,139               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SINGAPORE -- (Continued)
    United Engineers, Ltd.                                                          34,000    $          75,992               0.1%
#   United Envirotech, Ltd.                                                         46,000               52,508               0.1%
    UOB-Kay Hian Holdings, Ltd.                                                     31,302               37,283               0.0%
*   Vard Holdings, Ltd.                                                             33,000               17,647               0.0%
    Venture Corp., Ltd.                                                             23,000              138,538               0.1%
    Wheelock Properties Singapore, Ltd.                                             20,000               28,066               0.0%
    Wing Tai Holdings, Ltd.                                                         45,970               64,052               0.1%
    Yeo Hiap Seng, Ltd.                                                              2,482                3,710               0.0%
    Yongnam Holdings, Ltd.                                                          70,000               12,553               0.0%
                                                                                              -----------------    --------------
TOTAL SINGAPORE                                                                                       1,726,935               1.3%
                                                                                              -----------------    --------------
SPAIN -- (2.0%)
    Abengoa SA                                                                       2,175                9,640               0.0%
#   Abengoa SA Class B                                                              27,782              117,425               0.1%
*   Acciona SA                                                                       1,910              133,487               0.1%
    Acerinox SA                                                                      7,865              117,028               0.1%
    Adveo Group International SA                                                       733               13,322               0.0%
*   Almirall SA                                                                      5,548               90,984               0.1%
    Atresmedia Corp de Medios de Comunicacion SA                                     3,640               53,415               0.0%
*   Azkoyen SA                                                                       2,184                5,149               0.0%
*   Baron de Ley                                                                        67                6,079               0.0%
    Bolsas y Mercados Espanoles SA                                                   5,936              225,844               0.2%
*   Cementos Portland Valderrivas SA                                                 1,167                6,222               0.0%
    Cie Automotive SA                                                                3,637               49,342               0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                                      137               45,613               0.0%
*   Deoleo SA                                                                        8,137                3,775               0.0%
    Distribuidora Internacional de Alimentacion SA                                   1,728               10,979               0.0%
    Duro Felguera SA                                                                 4,252               19,260               0.0%
    Ebro Foods SA                                                                    8,515              152,412               0.1%
    Elecnor SA                                                                       1,707               19,039               0.0%
    Ence Energia y Celulosa SA                                                      10,121               21,920               0.0%
*   Ercros SA                                                                        3,027                1,800               0.0%
    Faes Farma SA                                                                   14,089               32,728               0.0%
#*  Fomento de Construcciones y Contratas SA                                         4,026               74,066               0.1%
*   Gamesa Corp. Tecnologica SA                                                     13,178              130,107               0.1%
    Grupo Catalana Occidente SA                                                      3,722              112,298               0.1%
#*  Grupo Ezentis SA                                                                 6,873                6,199               0.0%
    Iberpapel Gestion SA                                                               936               14,128               0.0%
    Indra Sistemas SA                                                                8,172               90,279               0.1%
*   Inmobiliaria Colonial SA                                                           350                  247               0.0%
*   Jazztel P.L.C.                                                                  16,693              266,881               0.2%
*   Mediaset Espana Comunicacion SA                                                 12,622              158,461               0.1%
    Melia Hotels International SA                                                    4,123               41,243               0.0%
#   Miquel y Costas & Miquel SA                                                        740               25,929               0.0%
#*  NH Hotel Group SA                                                               15,987               72,995               0.1%
    Obrascon Huarte Lain SA                                                          3,159               92,354               0.1%
    Papeles y Cartones de Europa SA                                                  2,874               15,011               0.0%
*   Pescanova SA                                                                     1,077                   --               0.0%
#*  Promotora de Informaciones SA Class A                                           12,732                3,601               0.0%
    Prosegur Cia de Seguridad SA                                                    22,000              129,222               0.1%
*   Realia Business SA                                                               4,187                6,106               0.0%
*   Sacyr SA                                                                        22,764              100,022               0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SPAIN -- (Continued)
    Tecnicas Reunidas SA                                                             2,032    $         100,103               0.1%
    Tubacex SA                                                                       5,465               23,241               0.0%
    Tubos Reunidos SA                                                                8,287               24,274               0.0%
    Vidrala SA                                                                       1,160               46,085               0.0%
    Viscofan SA                                                                      4,280              251,666               0.2%
*   Zeltia SA                                                                       20,136               65,713               0.1%
                                                                                              -----------------    --------------
TOTAL SPAIN                                                                                           2,985,694               2.2%
                                                                                              -----------------    --------------
SWEDEN -- (3.0%)
    AAK AB                                                                           1,961              106,360               0.1%
    AddTech AB Class B                                                               7,500              106,307               0.1%
    AF AB Class B                                                                    5,364               81,290               0.1%
    Atrium Ljungberg AB Class B                                                        798               11,167               0.0%
    Avanza Bank Holding AB                                                           1,713               54,582               0.0%
    Axfood AB                                                                        1,800              110,763               0.1%
#   Axis Communications AB                                                           3,030               82,829               0.1%
    B&B Tools AB Class B                                                             2,500               46,868               0.0%
#*  BE Group AB                                                                      2,600                2,225               0.0%
    Beijer Alma AB                                                                   1,700               39,558               0.0%
    Beijer Ref AB Class B                                                            1,786               32,440               0.0%
    Betsson AB                                                                       3,029              107,022               0.1%
    Bilia AB Class A                                                                 2,065               58,618               0.1%
    BillerudKorsnas AB                                                              10,868              158,518               0.1%
    BioGaia AB Class B                                                               1,689               43,035               0.0%
    Bure Equity AB                                                                   1,767                7,405               0.0%
    Byggmax Group AB                                                                 2,856               17,724               0.0%
    Castellum AB                                                                    10,137              155,452               0.1%
    Catena AB                                                                        1,487               20,206               0.0%
#*  CDON Group AB                                                                    3,088                8,348               0.0%
    Clas Ohlson AB Class B                                                           2,530               43,602               0.0%
*   Cloetta AB Class B                                                              12,785               37,121               0.0%
    Concentric AB                                                                    3,360               41,113               0.0%
    Dios Fastigheter AB                                                              3,244               21,979               0.0%
    Duni AB                                                                          3,495               49,832               0.0%
#*  Eniro AB                                                                        10,222               11,250               0.0%
    Fabege AB                                                                        8,688              111,525               0.1%
*   Fastighets AB Balder                                                             2,430               31,662               0.0%
    Gunnebo AB                                                                       3,000               15,165               0.0%
    Haldex AB                                                                        3,360               41,237               0.0%
    Hexpol AB                                                                        2,066              183,042               0.1%
    HIQ International AB                                                             4,214               22,799               0.0%
    Holmen AB Class B                                                                5,220              172,769               0.1%
    Industrial & Financial Systems Class B                                           1,799               56,018               0.1%
    Indutrade AB                                                                     1,543               62,309               0.1%
    Intrum Justitia AB                                                               5,500              163,799               0.1%
    JM AB                                                                            5,312              171,696               0.1%
*   KappAhl AB                                                                       6,122               33,934               0.0%
#*  Karolinska Development AB Class B                                                1,741                2,969               0.0%
    Klovern AB                                                                       1,714                8,726               0.0%
    Kungsleden AB                                                                   11,062               69,006               0.1%
    Lagercrantz AB Class B                                                           2,500               47,391               0.0%
*   Lindab International AB                                                          5,462               50,218               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWEDEN -- (Continued)
    Loomis AB Class B                                                                3,493    $          96,229               0.1%
    Meda AB Class A                                                                 13,817              180,949               0.1%
#*  Medivir AB Class B                                                               1,986               33,536               0.0%
    Mekonomen AB                                                                     1,400               29,530               0.0%
    Modern Times Group AB Class B                                                    3,527              109,041               0.1%
    Mycronic AB                                                                      2,400                6,518               0.0%
#   NCC AB Class B                                                                   7,186              211,377               0.2%
    Net Entertainment NE AB                                                          1,952               60,318               0.1%
*   Net Insight AB Class B                                                          11,409                4,692               0.0%
#   New Wave Group AB Class B                                                        2,000                9,201               0.0%
    Nibe Industrier AB Class B                                                       5,299              140,658               0.1%
    Nobia AB                                                                         8,067               65,575               0.1%
    Nolato AB Class B                                                                1,100               25,436               0.0%
    Nordnet AB Class B                                                               3,919               13,830               0.0%
*   PA Resources AB                                                                    127                   49               0.0%
    Peab AB                                                                         14,480               98,306               0.1%
    Proffice AB Class B                                                              2,061                5,210               0.0%
#   Ratos AB Class B                                                                12,136               81,452               0.1%
*   Rezidor Hotel Group AB                                                           7,735               33,774               0.0%
    Saab AB Class B                                                                  3,366               90,906               0.1%
    Sagax AB Class B                                                                 1,910                9,496               0.0%
*   SAS AB                                                                           7,999               12,311               0.0%
    SkiStar AB                                                                       1,500               17,176               0.0%
*   SSAB AB Class A(BPRBWK4)                                                         3,811               27,101               0.0%
#*  SSAB AB Class A(B17H0S8)                                                        10,488               76,106               0.1%
*   SSAB AB Class B(BPRBWM6)                                                         9,728               62,930               0.1%
*   SSAB AB Class B(B17H3F6)                                                         5,703               36,525               0.0%
    Sweco AB Class B                                                                 1,500               20,894               0.0%
*   Swedish Orphan Biovitrum AB                                                      9,932              113,595               0.1%
    Systemair AB                                                                       107                1,417               0.0%
#   Transmode AB                                                                       734                5,454               0.0%
    Unibet Group P.L.C.                                                              1,751              100,927               0.1%
    Wallenstam AB Class B                                                            5,304               80,024               0.1%
    Wihlborgs Fastigheter AB                                                         3,900               68,399               0.1%
                                                                                              -----------------    --------------
TOTAL SWEDEN                                                                                          4,628,821               3.4%
                                                                                              -----------------    --------------
SWITZERLAND -- (4.0%)
    AFG Arbonia-Forster Holding AG                                                   1,105               26,972               0.0%
    Allreal Holding AG                                                                 910              120,455               0.1%
    Alpiq Holding AG                                                                   101               10,162               0.0%
    ams AG                                                                           4,000              143,436               0.1%
    APG SGA SA                                                                          64               18,635               0.0%
    Ascom Holding AG                                                                 2,468               36,226               0.0%
    Autoneum Holding AG                                                                398               66,321               0.1%
#   Bachem Holding AG Class B                                                          343               17,445               0.0%
    Bank Coop AG                                                                       580               25,611               0.0%
    Banque Cantonale de Geneve                                                          85               18,774               0.0%
    Banque Cantonale Vaudoise                                                          190              101,760               0.1%
    Belimo Holding AG                                                                   34               84,386               0.1%
    Bell AG                                                                              8               18,469               0.0%
    Bellevue Group AG                                                                  298                3,790               0.0%
#   Berner Kantonalbank AG                                                             278               51,956               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWITZERLAND -- (Continued)
    BKW AG                                                                           1,235    $          37,159               0.0%
    Bobst Group SA                                                                     800               34,820               0.0%
    Bossard Holding AG Class A                                                         477               48,348               0.0%
    Bucher Industries AG                                                               555              140,977               0.1%
    Burckhardt Compression Holding AG                                                  221               94,685               0.1%
    Burkhalter Holding AG                                                              185               15,674               0.0%
*   Charles Voegele Holding AG                                                         750               11,427               0.0%
    Cie Financiere Tradition SA                                                         66                2,961               0.0%
    Clariant AG                                                                      8,020              139,893               0.1%
    Coltene Holding AG                                                                 250               15,541               0.0%
    Conzzeta AG                                                                         27               95,270               0.1%
    Daetwyler Holding AG                                                               488               61,870               0.1%
    DKSH Holding AG                                                                  1,476              109,135               0.1%
*   Dufry AG                                                                         1,260              181,654               0.1%
    Edmond de Rothschild Suisse SA                                                       1               15,905               0.0%
    EFG International AG                                                             3,568               37,097               0.0%
    Emmi AG                                                                            195               68,924               0.1%
    Energiedienst Holding AG                                                         1,000               32,747               0.0%
    Flughafen Zuerich AG                                                               302              192,440               0.2%
    Forbo Holding AG                                                                   150              155,809               0.1%
    GAM Holding AG                                                                  12,356              211,014               0.2%
    Gategroup Holding AG                                                             1,678               37,811               0.0%
    Georg Fischer AG                                                                   344              198,686               0.2%
    Gurit Holding AG                                                                    25               10,471               0.0%
    Helvetia Holding AG                                                                531              252,499               0.2%
    Huber & Suhner AG                                                                  649               32,014               0.0%
    Implenia AG                                                                      1,185               63,890               0.1%
    Inficon Holding AG                                                                 149               46,487               0.0%
    Intershop Holdings AG                                                              111               40,966               0.0%
    Jungfraubahn Holding AG                                                             31                2,433               0.0%
    Kaba Holding AG Class B                                                            250              119,193               0.1%
    Kardex AG                                                                          430               19,452               0.0%
    Komax Holding AG                                                                   407               59,970               0.1%
    Kudelski SA                                                                      3,314               42,266               0.0%
    Kuoni Reisen Holding AG                                                            311               84,785               0.1%
    LEM Holding SA                                                                      42               31,519               0.0%
    Liechtensteinische Landesbank AG                                                   380               15,251               0.0%
    Logitech International SA                                                       10,861              153,768               0.1%
    Lonza Group AG                                                                   3,419              376,728               0.3%
    Luzerner Kantonalbank AG                                                           200               72,340               0.1%
    MCH Group AG                                                                        12                  798               0.0%
    Metall Zug AG                                                                       12               29,589               0.0%
#*  Meyer Burger Technology AG                                                       5,000               42,178               0.0%
    Micronas Semiconductor Holding AG                                                2,979               19,929               0.0%
*   Mobilezone Holding AG                                                            2,585               27,525               0.0%
    Mobimo Holding AG                                                                  824              162,418               0.1%
    Nobel Biocare Holding AG                                                        10,504              186,036               0.1%
    OC Oerlikon Corp. AG                                                            15,998              202,423               0.2%
*   Orascom Development Holding AG                                                     935               16,321               0.0%
    Panalpina Welttransport Holding AG                                                 751               97,286               0.1%
    Phoenix Mecano AG                                                                   50               22,601               0.0%
    PSP Swiss Property AG                                                              148               12,702               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWITZERLAND -- (Continued)
    Rieter Holding AG                                                                  372    $          68,698               0.1%
    Romande Energie Holding SA                                                          27               30,001               0.0%
*   Schmolz + Bickenbach AG                                                         47,389               57,225               0.1%
    Schweiter Technologies AG                                                           84               60,559               0.1%
    Siegfried Holding AG                                                               280               43,038               0.0%
    St Galler Kantonalbank AG                                                          170               61,485               0.1%
    Straumann Holding AG                                                               573              141,075               0.1%
    Sulzer AG                                                                          137               15,615               0.0%
*   Swisslog Holding AG                                                             16,104               22,451               0.0%
    Swissquote Group Holding SA                                                        538               16,780               0.0%
    Tamedia AG                                                                          24                3,151               0.0%
    Tecan Group AG                                                                     860               90,833               0.1%
    Temenos Group AG                                                                 4,259              148,696               0.1%
    U-Blox AG                                                                          398               53,803               0.0%
*   Valartis Group AG                                                                  200                3,404               0.0%
    Valiant Holding AG                                                               1,090               95,337               0.1%
    Valora Holding AG                                                                  224               46,397               0.0%
    Vaudoise Assurances Holding SA Class B                                              41               17,931               0.0%
    Vetropack Holding AG                                                                 9               15,366               0.0%
#*  Von Roll Holding AG                                                              1,435                2,073               0.0%
#   Vontobel Holding AG                                                              1,700               61,789               0.1%
    VP Bank AG                                                                         198               16,419               0.0%
    Walliser Kantonalbank                                                               15               11,323               0.0%
    Ypsomed Holding AG                                                                 227               20,403               0.0%
    Zehnder Group AG                                                                   480               18,871               0.0%
    Zug Estates Holding AG                                                              12               14,548               0.0%
    Zuger Kantonalbank AG                                                                8               36,990               0.0%
                                                                                              -----------------    --------------
TOTAL SWITZERLAND                                                                                     6,102,344               4.5%
                                                                                              -----------------    --------------
UNITED KINGDOM -- (19.8%)
    888 Holdings P.L.C.                                                              5,052               10,357               0.0%
    A.G. BARR P.L.C.                                                                 6,780               64,055               0.0%
*   Afren P.L.C.                                                                    57,931               71,426               0.1%
    African Barrick Gold P.L.C.                                                     12,404               40,863               0.0%
*   Aga Rangemaster Group P.L.C.                                                     7,312               17,100               0.0%
    Alent P.L.C.                                                                    15,220               81,722               0.1%
    AMEC P.L.C.                                                                     10,912              181,948               0.1%
    Amlin P.L.C.                                                                    30,535              222,861               0.2%
    Anglo Pacific Group P.L.C.                                                       9,858               20,884               0.0%
    Anglo-Eastern Plantations P.L.C.                                                   186                1,915               0.0%
    Anite P.L.C.                                                                    19,453               27,181               0.0%
#   Ashmore Group P.L.C.                                                            19,064               97,348               0.1%
    Ashtead Group P.L.C.                                                            10,993              184,179               0.1%
    Balfour Beatty P.L.C.                                                           87,404              215,937               0.2%
    Bank of Georgia Holdings P.L.C.                                                  2,027               83,133               0.1%
    Barratt Developments P.L.C.                                                     88,920              597,754               0.4%
    BBA Aviation P.L.C.                                                             33,952              192,194               0.1%
    Beazley P.L.C.                                                                  44,533              187,048               0.1%
    Bellway P.L.C.                                                                  17,047              478,187               0.4%
    Berendsen P.L.C.                                                                12,354              200,049               0.2%
    Berkeley Group Holdings P.L.C.                                                   5,669              207,323               0.2%
    Betfair Group P.L.C.                                                             3,513               68,075               0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Bloomsbury Publishing P.L.C.                                                     3,174    $           8,148               0.0%
    Bodycote P.L.C.                                                                 14,936              149,490               0.1%
    Booker Group P.L.C.                                                             79,442              178,533               0.1%
    Boot Henry P.L.C.                                                                3,595               11,099               0.0%
    Bovis Homes Group P.L.C.                                                        17,954              242,474               0.2%
    Brammer P.L.C.                                                                  11,296               58,688               0.0%
    Brewin Dolphin Holdings P.L.C.                                                  31,599              143,905               0.1%
    British Polythene Industries P.L.C.                                              2,000               20,718               0.0%
    Britvic P.L.C.                                                                  16,185              176,465               0.1%
*   BTG P.L.C.                                                                      30,003              362,669               0.3%
    Bwin.Party Digital Entertainment P.L.C.                                         45,519               65,434               0.1%
    Cable & Wireless Communications P.L.C.                                         169,320              130,845               0.1%
*   Cairn Energy P.L.C.                                                             13,593               31,789               0.0%
    Cape P.L.C.                                                                      6,374               27,574               0.0%
    Capital & Counties Properties P.L.C.                                             4,420               24,180               0.0%
    Carillion P.L.C.                                                                57,626              307,009               0.2%
    Castings P.L.C.                                                                  4,744               33,315               0.0%
    Catlin Group, Ltd.                                                              24,393              209,555               0.2%
    Centamin P.L.C.                                                                 57,143               46,792               0.0%
    Chemring Group P.L.C.                                                           15,420               60,181               0.0%
    Chesnara P.L.C.                                                                  3,745               20,627               0.0%
    Chime Communications P.L.C.                                                      1,262                5,600               0.0%
    Cineworld Group P.L.C.                                                          14,380               77,088               0.1%
    Clarkson P.L.C.                                                                    606               21,806               0.0%
    Close Brothers Group P.L.C.                                                     19,334              453,713               0.3%
    Cobham P.L.C.                                                                   50,230              234,307               0.2%
*   Colt Group SA                                                                   19,039               41,947               0.0%
    Communisis P.L.C.                                                                4,956                4,371               0.0%
    Computacenter P.L.C.                                                             5,989               59,226               0.0%
    Connect Group P.L.C.                                                            10,824               30,514               0.0%
    Consort Medical P.L.C.                                                           1,541               17,718               0.0%
    Cranswick P.L.C.                                                                 4,147               94,155               0.1%
    Croda International P.L.C.                                                       9,510              349,648               0.3%
    CSR P.L.C.                                                                      17,258              231,934               0.2%
    Daily Mail & General Trust P.L.C.                                               32,313              408,872               0.3%
    Dairy Crest Group P.L.C.                                                        14,462               96,607               0.1%
    Darty P.L.C.                                                                    16,202               19,693               0.0%
    DCC P.L.C.                                                                      11,613              650,801               0.5%
    De La Rue P.L.C.                                                                 5,731               47,990               0.0%
    Debenhams P.L.C.                                                                94,976               98,610               0.1%
    Dechra Pharmaceuticals P.L.C.                                                    6,320               76,851               0.1%
    Development Securities P.L.C.                                                    5,838               19,777               0.0%
    Devro P.L.C.                                                                    20,699               90,251               0.1%
    Dignity P.L.C.                                                                   3,781               95,058               0.1%
    Diploma P.L.C.                                                                  12,993              144,592               0.1%
    Dixons Carphone P.L.C.                                                          65,203              414,026               0.3%
    Domino Printing Sciences P.L.C.                                                 13,567              131,215               0.1%
    Domino's Pizza Group P.L.C.                                                      9,080               92,495               0.1%
    Drax Group P.L.C.                                                               25,834              245,810               0.2%
    DS Smith P.L.C.                                                                125,546              533,226               0.4%
    Dunelm Group P.L.C.                                                                394                5,314               0.0%
    E2V Technologies P.L.C.                                                          8,031               20,603               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Electrocomponents P.L.C.                                                        54,335    $         199,799               0.2%
    Elementis P.L.C.                                                                58,514              247,815               0.2%
*   EnQuest P.L.C.                                                                  53,104               59,059               0.0%
*   Enterprise Inns P.L.C.                                                          32,204               65,977               0.1%
    Essentra P.L.C.                                                                 13,325              146,711               0.1%
    Euromoney Institutional Investor P.L.C.                                          4,036               67,995               0.1%
    Evraz P.L.C.                                                                    10,184               21,111               0.0%
    Fenner P.L.C.                                                                   25,352              125,473               0.1%
    Ferrexpo P.L.C.                                                                 14,004               18,911               0.0%
    Fidessa Group P.L.C.                                                             3,373              126,350               0.1%
*   Findel P.L.C.                                                                    2,049                8,653               0.0%
*   Firstgroup P.L.C.                                                              149,510              269,435               0.2%
*   Fortune Oil P.L.C.                                                              16,855                2,152               0.0%
    Fuller Smith & Turner                                                            3,070               45,974               0.0%
    Future P.L.C.                                                                   13,448                1,705               0.0%
    Galliford Try P.L.C.                                                             5,461              106,880               0.1%
    Games Workshop Group P.L.C.                                                        510                4,476               0.0%
*   Gem Diamonds, Ltd.                                                               5,200               12,938               0.0%
    Genus P.L.C.                                                                     6,861              135,158               0.1%
    Go-Ahead Group P.L.C.                                                            4,970              195,683               0.1%
    Grafton Group P.L.C.                                                            14,368              145,855               0.1%
    Greencore Group P.L.C.                                                          51,422              215,767               0.2%
    Greene King P.L.C.                                                              16,409              210,961               0.2%
    Greggs P.L.C.                                                                    6,400               62,079               0.0%
    Halfords Group P.L.C.                                                           18,086              143,572               0.1%
    Halma P.L.C.                                                                    48,321              482,143               0.4%
    Hays P.L.C.                                                                    186,634              368,602               0.3%
    Headlam Group P.L.C.                                                             3,793               23,734               0.0%
    Helical Bar P.L.C.                                                               9,778               54,816               0.0%
    Henderson Group P.L.C.                                                          54,868              184,778               0.1%
    Hikma Pharmaceuticals P.L.C.                                                     7,919              240,187               0.2%
    Hill & Smith Holdings P.L.C.                                                     7,437               67,570               0.1%
    Hilton Food Group P.L.C.                                                           123                  737               0.0%
    Hiscox, Ltd.                                                                    19,631              214,111               0.2%
*   Hochschild Mining P.L.C.                                                        16,117               25,482               0.0%
    Home Retail Group P.L.C.                                                        46,012              135,024               0.1%
    Homeserve P.L.C.                                                                15,750               87,022               0.1%
    Howden Joinery Group P.L.C.                                                     85,285              467,927               0.3%
    Hunting P.L.C.                                                                  15,618              183,965               0.1%
    Huntsworth P.L.C.                                                                6,947                4,941               0.0%
    ICAP P.L.C.                                                                     24,454              164,177               0.1%
    IG Group Holdings P.L.C.                                                        19,766              190,494               0.1%
*   Imagination Technologies Group P.L.C.                                           27,648               84,571               0.1%
    Inchcape P.L.C.                                                                 24,576              273,784               0.2%
    Informa P.L.C.                                                                  33,824              260,761               0.2%
    Inmarsat P.L.C.                                                                  9,861              108,273               0.1%
    Innovation Group P.L.C.                                                         75,120               32,512               0.0%
    Intermediate Capital Group P.L.C.                                                5,754               37,825               0.0%
*   International Ferro Metals, Ltd.                                                 5,038                  464               0.0%
    International Personal Finance P.L.C.                                           14,134              110,243               0.1%
    Interserve P.L.C.                                                               18,881              191,693               0.1%
*   IP Group P.L.C.                                                                 26,402               87,766               0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    ITE Group P.L.C.                                                                27,101    $          73,944               0.1%
    J D Wetherspoon P.L.C.                                                          10,217              138,134               0.1%
    James Fisher & Sons P.L.C.                                                       4,977              103,762               0.1%
    Jardine Lloyd Thompson Group P.L.C.                                             15,320              233,587               0.2%
    JD Sports Fashion P.L.C.                                                           596                4,408               0.0%
*   JKX Oil & Gas P.L.C.                                                             6,993                4,262               0.0%
    John Menzies P.L.C.                                                              3,000               23,800               0.0%
    John Wood Group P.L.C.                                                          16,551              175,608               0.1%
*   Johnston Press P.L.C.                                                           34,674                1,919               0.0%
    Jupiter Fund Management P.L.C.                                                  18,826              107,963               0.1%
*   Kazakhmys P.L.C.                                                                11,640               42,944               0.0%
    Kcom Group P.L.C.                                                               50,188               74,725               0.1%
    Keller Group P.L.C.                                                              8,315              111,102               0.1%
    Kier Group P.L.C.                                                                6,169              147,122               0.1%
    Ladbrokes P.L.C.                                                                55,207              104,565               0.1%
    Laird P.L.C.                                                                    23,635              119,298               0.1%
*   Lamprell P.L.C.                                                                 23,029               54,038               0.0%
    Lancashire Holdings, Ltd.                                                       14,334              153,643               0.1%
    Lavendon Group P.L.C.                                                            5,479               16,081               0.0%
#*  Lonmin P.L.C.                                                                   21,646               60,676               0.0%
    Lookers P.L.C.                                                                  23,097               51,369               0.0%
    Low & Bonar P.L.C.                                                               8,760                7,772               0.0%
    Macfarlane Group P.L.C.                                                          6,000                3,440               0.0%
    Man Group P.L.C.                                                                98,343              194,992               0.1%
    Management Consulting Group P.L.C.                                              25,424                7,162               0.0%
    Marshalls P.L.C.                                                                11,710               37,369               0.0%
    Marston's P.L.C.                                                                47,029              113,585               0.1%
    McBride P.L.C.                                                                   6,500                8,267               0.0%
    Mears Group P.L.C.                                                               4,261               30,105               0.0%
*   Mecom Group P.L.C.                                                               3,550                7,381               0.0%
    Melrose Industries P.L.C.                                                       31,716              130,357               0.1%
    Michael Page International P.L.C.                                               24,143              150,533               0.1%
    Micro Focus International P.L.C.                                                 9,760              155,486               0.1%
    Millennium & Copthorne Hotels P.L.C.                                            17,263              157,480               0.1%
*   Mitchells & Butlers P.L.C.                                                      13,334               81,161               0.1%
    Mitie Group P.L.C.                                                              45,782              220,887               0.2%
    Moneysupermarket.com Group P.L.C.                                               11,145               35,803               0.0%
    Morgan Advanced Materials P.L.C.                                                35,153              158,927               0.1%
    Morgan Sindall Group P.L.C.                                                      1,492               16,423               0.0%
*   Mothercare P.L.C.                                                                6,281               17,583               0.0%
    N Brown Group P.L.C.                                                             9,038               48,652               0.0%
    National Express Group P.L.C.                                                   52,227              208,527               0.2%
    NCC Group P.L.C.                                                                12,054               38,033               0.0%
#*  New World Resources P.L.C. Class A                                               1,390                   30               0.0%
    Northgate P.L.C.                                                                11,363               89,137               0.1%
    Novae Group P.L.C.                                                               1,706               15,125               0.0%
*   Oxford Biomedica P.L.C.                                                         36,513                2,348               0.0%
    Oxford Instruments P.L.C.                                                        5,991              103,810               0.1%
    Pace P.L.C.                                                                     35,036              194,780               0.1%
    PayPoint P.L.C.                                                                  3,824               52,787               0.0%
    Pendragon P.L.C.                                                                44,542               22,513               0.0%
    Pennon Group P.L.C.                                                             21,626              288,584               0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Persimmon P.L.C.                                                                18,429    $         432,808               0.3%
*   Petra Diamonds, Ltd.                                                            45,187              119,882               0.1%
*   Petropavlovsk P.L.C.                                                             9,965                3,443               0.0%
    Phoenix Group Holdings                                                           6,002               72,470               0.1%
    Photo-Me International P.L.C.                                                   11,000               23,230               0.0%
    Playtech P.L.C.                                                                  6,314               71,516               0.1%
    Premier Farnell P.L.C.                                                          47,988              145,749               0.1%
*   Premier Foods P.L.C.                                                            23,961               12,648               0.0%
    Premier Oil P.L.C.                                                              28,641              118,267               0.1%
*   Puma Brandenburg, Ltd.                                                           1,000                   --               0.0%
*   Puma Brandenburg, Ltd. A Shares                                                  1,000                   --               0.0%
*   Punch Taverns P.L.C.                                                             2,054                4,956               0.0%
    PZ Cussons P.L.C.                                                               15,366               91,140               0.1%
    QinetiQ Group P.L.C.                                                            41,865              135,689               0.1%
*   Quintain Estates & Development P.L.C.                                           43,964               57,763               0.0%
    Rank Group P.L.C.                                                                  218                  576               0.0%
    Rathbone Brothers P.L.C.                                                         3,114               96,277               0.1%
*   Raven Russia, Ltd.                                                              13,830               13,702               0.0%
    Redrow P.L.C.                                                                   24,807              114,845               0.1%
    Regus P.L.C.                                                                    52,449              166,161               0.1%
    Renishaw P.L.C.                                                                  3,483               99,083               0.1%
    Rentokil Initial P.L.C.                                                        105,628              208,312               0.2%
    Restaurant Group P.L.C. (The)                                                   10,370              112,353               0.1%
    Ricardo P.L.C.                                                                     432                4,564               0.0%
    Rightmove P.L.C.                                                                 5,294              179,062               0.1%
    RM P.L.C.                                                                        5,224               12,124               0.0%
    Rotork P.L.C.                                                                    8,730              357,855               0.3%
    RPC Group P.L.C.                                                                22,029              192,406               0.1%
    RPS Group P.L.C.                                                                22,972               86,249               0.1%
*   Salamander Energy P.L.C.                                                        17,914               30,403               0.0%
    Savills P.L.C.                                                                   8,558               88,121               0.1%
*   SDL P.L.C.                                                                       6,280               39,574               0.0%
    Senior P.L.C.                                                                   52,183              224,005               0.2%
    Serco Group P.L.C.                                                              74,593              355,957               0.3%
*   Severfield P.L.C.                                                                6,026                5,800               0.0%
    Shanks Group P.L.C.                                                             42,387               66,020               0.1%
    SIG P.L.C.                                                                      73,856              173,160               0.1%
*   Skyepharma P.L.C.                                                                3,403               19,188               0.0%
    Soco International P.L.C.                                                       14,452               76,114               0.1%
    Spectris P.L.C.                                                                 16,613              479,847               0.4%
    Speedy Hire P.L.C.                                                              25,705               25,594               0.0%
    Spirax-Sarco Engineering P.L.C.                                                  6,360              290,628               0.2%
    Spirent Communications P.L.C.                                                   73,849               88,309               0.1%
    Spirit Pub Co. P.L.C.                                                           41,074               70,084               0.1%
    St Ives P.L.C.                                                                   3,000                9,253               0.0%
    ST Modwen Properties P.L.C.                                                     21,556              124,946               0.1%
    Stagecoach Group P.L.C.                                                         28,753              178,222               0.1%
    Sthree P.L.C.                                                                   10,382               51,446               0.0%
*   SuperGroup P.L.C.                                                                  986               13,112               0.0%
    Synergy Health P.L.C.                                                            4,624              138,309               0.1%
    Synthomer P.L.C.                                                                17,421               56,649               0.0%
    T Clarke P.L.C.                                                                  3,989                2,688               0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    TalkTalk Telecom Group P.L.C.                                                   24,936    $         120,016               0.1%
    Tate & Lyle P.L.C.                                                              20,154              195,052               0.1%
    Taylor Wimpey P.L.C.                                                           167,273              317,745               0.2%
    Ted Baker P.L.C.                                                                 2,998               93,614               0.1%
    Telecity Group P.L.C.                                                            9,889              122,118               0.1%
    Telecom Plus P.L.C.                                                              7,191              162,510               0.1%
*   Thomas Cook Group P.L.C.                                                        73,578              146,594               0.1%
    Topps Tiles P.L.C.                                                               5,775                9,386               0.0%
    Tribal Group P.L.C.                                                              1,493                3,756               0.0%
*   Trinity Mirror P.L.C.                                                           25,964               68,128               0.1%
    TT electronics P.L.C.                                                           10,027               26,886               0.0%
    Tullett Prebon P.L.C.                                                           18,538               84,306               0.1%
    UBM P.L.C.                                                                      14,281              130,176               0.1%
    UDG Healthcare P.L.C.                                                           18,534               97,586               0.1%
    Ultra Electronics Holdings P.L.C.                                                9,476              264,999               0.2%
    Unite Group P.L.C. (The)                                                        24,341              166,427               0.1%
    UTV Media P.L.C.                                                                 2,430                8,072               0.0%
*   Vectura Group P.L.C.                                                            20,878               39,507               0.0%
    Vedanta Resources P.L.C.                                                         5,144               67,881               0.1%
    Vesuvius P.L.C.                                                                 19,194              131,045               0.1%
    Victrex P.L.C.                                                                   9,223              250,532               0.2%
    Vitec Group P.L.C. (The)                                                         2,000               19,464               0.0%
    Volex P.L.C.                                                                     1,534                1,861               0.0%
    WH Smith P.L.C.                                                                  9,800              176,937               0.1%
    William Hill P.L.C.                                                             11,521               66,533               0.1%
    Wilmington Group P.L.C.                                                          6,879               24,046               0.0%
*   Wincanton P.L.C.                                                                 5,790               13,732               0.0%
    WS Atkins P.L.C.                                                                12,225              265,784               0.2%
    Xaar P.L.C.                                                                      7,251               32,329               0.0%
    Xchanging P.L.C.                                                                11,978               36,318               0.0%
    XP Power, Ltd.                                                                     132                2,994               0.0%
                                                                                              -----------------    --------------
TOTAL UNITED KINGDOM                                                                                 30,187,820              22.3%
                                                                                              -----------------    --------------
UNITED STATES -- (0.1%)
*   Chaparral Gold Corp.                                                             1,000                  533               0.0%
*   Endo International P.L.C.                                                        1,285               85,864               0.1%
                                                                                              -----------------    --------------
TOTAL UNITED STATES                                                                                      86,397               0.1%
                                                                                              -----------------    --------------
TOTAL COMMON STOCKS                                                                                 134,572,439              99.3%
                                                                                              -----------------    --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*  Intercell AG Rights                                                              2,073                   --               0.0%
                                                                                              -----------------    --------------
GERMANY -- (0.0%)
#*  Rhoen Klinikum AG Rights 11/14/14                                                8,742                7,362               0.0%
                                                                                              -----------------    --------------
HONG KONG -- (0.0%)
*   China Strategic Holdings, Ltd. Rights 12/04/14                                 122,500                1,122               0.0%
                                                                                              -----------------    --------------
ITALY -- (0.0%)
*   Trevi Finanziaria Industriale SpA Rights 11/06/14                                2,562                2,857               0.0%
                                                                                              -----------------    --------------

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
PORTUGAL -- (0.0%)
*   Mota-Engil SGPS SA Rights 12/31/49                                               4,552    $              --               0.0%
                                                                                              -----------------    --------------
SPAIN -- (0.0%)
*   Vidrala SA Rights 11/13/14                                                       1,160                2,265               0.0%
                                                                                              -----------------    --------------
UNITED KINGDOM -- (0.0%)
*   Consort Medical P.L.C. Rights                                                      963               11,207               0.0%
*   McBride P.L.C. Rights                                                          214,500                  343               0.0%
                                                                                              -----------------    --------------
TOTAL UNITED KINGDOM                                                                                     11,550               0.0%
                                                                                              -----------------    --------------
TOTAL RIGHTS/WARRANTS                                                                                    25,156               0.0%
                                                                                              -----------------    --------------

                                                                                                   VALUE+
                                                                                              -----------------
SECURITIES LENDING COLLATERAL -- (11.9%)
(S)@ DFA Short Term Investment Fund                                              1,568,150           18,143,494              13.4%
                                                                                              -----------------    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $144,365,363)                                             $     152,741,089             112.7%
                                                                                              =================    ==============

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                     -----------------------------------------------------------------------------
                                                          LEVEL 1            LEVEL 2             LEVEL 3              TOTAL
                                                     -----------------  ------------------  -----------------  -------------------
Common Stocks
    Australia                                        $         113,942  $        8,149,260                 --  $         8,263,202
    Austria                                                         --           1,100,049                 --            1,100,049
    Belgium                                                         --           1,811,103                 --            1,811,103
    Canada                                                  13,194,794                 110                 --           13,194,904
    China                                                           --              27,111                 --               27,111
    Denmark                                                         --           2,187,379                 --            2,187,379
    Finland                                                         --           3,283,791                 --            3,283,791
    France                                                       1,406           5,253,231                 --            5,254,637
    Germany                                                     12,083           6,724,634                 --            6,736,717
    Greece                                                          --                  --                 --                   --
    Hong Kong                                                       --           4,186,459                 --            4,186,459
    Ireland                                                         --             702,760                 --              702,760
    Israel                                                          --             916,906                 --              916,906
    Italy                                                           --           4,653,214                 --            4,653,214
    Japan                                                      220,879          29,889,052                 --           30,109,931
    Netherlands                                                     --           3,043,949                 --            3,043,949
    New Zealand                                                     --           1,409,834                 --            1,409,834
    Norway                                                          --           1,391,586                 --            1,391,586
    Portugal                                                        --             580,896                 --              580,896
    Singapore                                                       --           1,726,935                 --            1,726,935
    Spain                                                           --           2,985,694                 --            2,985,694
    Sweden                                                          --           4,628,821                 --            4,628,821
    Switzerland                                                     --           6,102,344                 --            6,102,344
    United Kingdom                                              18,047          30,169,773                 --           30,187,820
    United States                                               86,397                  --                 --               86,397
Rights/Warrants
    Austria                                                         --                  --                 --                   --
    Germany                                                         --               7,362                 --                7,362
    Hong Kong                                                       --               1,122                 --                1,122
    Italy                                                           --               2,857                 --                2,857
    Portugal                                                        --                  --                 --                   --
    Spain                                                           --               2,265                 --                2,265
    United Kingdom                                              11,207                 343                 --               11,550
Securities Lending Collateral                                       --          18,143,494                 --           18,143,494
                                                     -----------------  ------------------  -----------------  -------------------
TOTAL                                                $      13,658,755  $      139,082,334                 --  $       152,741,089
                                                     =================  ==================  =================  ===================

                         U.S. LARGE CAP GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (19.7%)
    Advance Auto Parts, Inc.                                                         7,280    $       1,069,869               0.2%
*   Amazon.com, Inc.                                                                18,462            5,639,402               1.1%
#*  AutoNation, Inc.                                                                 2,307              132,099               0.0%
#*  Bed Bath & Beyond, Inc.                                                         24,033            1,618,382               0.3%
    Best Buy Co., Inc.                                                              11,303              385,884               0.1%
    BorgWarner, Inc.                                                                20,530            1,170,621               0.2%
    Brunswick Corp.                                                                  6,754              316,087               0.1%
    Carter's, Inc.                                                                   4,606              359,867               0.1%
    CBS Corp. Class B                                                               22,928            1,243,156               0.2%
*   Charter Communications, Inc. Class A                                            17,089            2,706,727               0.5%
*   Chipotle Mexican Grill, Inc.                                                     1,512              964,656               0.2%
    Cinemark Holdings, Inc.                                                          8,808              311,099               0.1%
#   Coach, Inc.                                                                     24,930              857,093               0.2%
    Delphi Automotive P.L.C.                                                        23,292            1,606,682               0.3%
#   Dick's Sporting Goods, Inc.                                                      8,684              393,993               0.1%
*   Discovery Communications, Inc.                                                  13,205              462,043               0.1%
#*  Discovery Communications, Inc. Class A                                           4,471              158,050               0.0%
*   DISH Network Corp. Class A                                                      13,730              873,914               0.2%
*   Dollar General Corp.                                                            40,468            2,536,130               0.5%
*   Dollar Tree, Inc.                                                               28,479            1,724,973               0.3%
    DSW, Inc. Class A                                                                2,910               86,281               0.0%
#   Dunkin' Brands Group, Inc.                                                      16,491              750,011               0.2%
    Expedia, Inc.                                                                    4,970              422,301               0.1%
    Family Dollar Stores, Inc.                                                      13,494            1,056,445               0.2%
    Ford Motor Co.                                                                 194,181            2,736,010               0.5%
*   Fossil Group, Inc.                                                               6,352              645,744               0.1%
#   Gap, Inc. (The)                                                                 57,271            2,169,998               0.4%
#   Genuine Parts Co.                                                               14,845            1,441,153               0.3%
#   GNC Holdings, Inc. Class A                                                       7,935              329,858               0.1%
    Goodyear Tire & Rubber Co. (The)                                                56,199            1,361,702               0.3%
    H&R Block, Inc.                                                                 36,050            1,164,775               0.2%
    Hanesbrands, Inc.                                                                8,277              874,134               0.2%
    Harley-Davidson, Inc.                                                           33,721            2,215,470               0.4%
    Home Depot, Inc. (The)                                                          95,208            9,284,684               1.8%
    International Game Technology                                                   29,718              487,078               0.1%
    Interpublic Group of Cos., Inc. (The)                                           35,674              691,719               0.1%
    Las Vegas Sands Corp.                                                           18,003            1,120,867               0.2%
#*  Liberty Global P.L.C. Class A                                                    4,272              194,248               0.0%
#*  Liberty Global P.L.C. Class C                                                    9,832              437,229               0.1%
#   Lions Gate Entertainment Corp.                                                  10,860              359,792               0.1%
    Lowe's Cos., Inc.                                                               47,651            2,725,637               0.5%
#*  Lululemon Athletica, Inc.                                                        4,960              206,584               0.0%
    Macy's, Inc.                                                                    19,202            1,110,260               0.2%
    Mattel, Inc.                                                                    43,508            1,351,794               0.3%
    McDonald's Corp.                                                                67,233            6,301,749               1.2%
*   Michael Kors Holdings, Ltd.                                                     22,439            1,763,481               0.4%
    Newell Rubbermaid, Inc.                                                         35,361            1,178,582               0.2%
    NIKE, Inc. Class B                                                              28,802            2,677,722               0.5%
    Nordstrom, Inc.                                                                 29,665            2,153,976               0.4%
#*  NVR, Inc.                                                                          493              605,197               0.1%
#*  O'Reilly Automotive, Inc.                                                       15,770            2,773,628               0.6%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Consumer Discretionary -- (Continued)
    Omnicom Group, Inc.                                                             39,207    $       2,817,415               0.6%
#*  Panera Bread Co. Class A                                                         2,251              363,852               0.1%
#   PetSmart, Inc.                                                                  14,523            1,050,739               0.2%
#   Polaris Industries, Inc.                                                        10,178            1,535,453               0.3%
*   Priceline Group, Inc. (The)                                                      1,179            1,422,122               0.3%
    Ralph Lauren Corp.                                                               5,375              886,015               0.2%
    Ross Stores, Inc.                                                               31,578            2,548,976               0.5%
#   Scripps Networks Interactive, Inc. Class A                                      16,420            1,268,281               0.3%
#*  Sirius XM Holdings, Inc.                                                       178,604              612,612               0.1%
#   Six Flags Entertainment Corp.                                                    3,741              150,762               0.0%
    Starbucks Corp.                                                                 52,934            3,999,693               0.8%
    Starwood Hotels & Resorts Worldwide, Inc.                                        9,707              744,139               0.2%
#*  Starz                                                                            1,350               41,715               0.0%
#*  Tenneco, Inc.                                                                    3,017              157,970               0.0%
#   Tiffany & Co.                                                                   12,920            1,241,870               0.2%
    TJX Cos., Inc. (The)                                                            46,151            2,922,281               0.6%
#   Tractor Supply Co.                                                              13,765            1,007,873               0.2%
*   TripAdvisor, Inc.                                                                6,376              565,296               0.1%
#   Tupperware Brands Corp.                                                          4,463              284,516               0.1%
    Twenty-First Century Fox, Inc. Class A                                          61,647            2,125,589               0.4%
    Twenty-First Century Fox, Inc. Class B                                          19,737              654,676               0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.                                           3,153              380,914               0.1%
#*  Under Armour, Inc. Class A                                                       4,196              275,174               0.1%
*   Urban Outfitters, Inc.                                                          21,667              657,810               0.1%
    VF Corp.                                                                         7,788              527,092               0.1%
    Viacom, Inc. Class A                                                               167               12,201               0.0%
    Viacom, Inc. Class B                                                            24,700            1,795,196               0.4%
#   Williams-Sonoma, Inc.                                                            7,717              501,836               0.1%
    Wyndham Worldwide Corp.                                                         26,008            2,020,041               0.4%
    Wynn Resorts, Ltd.                                                               5,958            1,132,080               0.2%
    Yum! Brands, Inc.                                                               28,993            2,082,567               0.4%
                                                                                              -----------------    --------------
Total Consumer Discretionary                                                                        110,995,592              21.8%
                                                                                              -----------------    --------------
Consumer Staples -- (10.9%)
    Altria Group, Inc.                                                             128,765            6,224,500               1.2%
#   Avon Products, Inc.                                                             23,822              247,749               0.1%
    Brown-Forman Corp. Class A                                                         418               37,992               0.0%
    Brown-Forman Corp. Class B                                                      11,023            1,021,501               0.2%
#   Campbell Soup Co.                                                               49,376            2,180,938               0.4%
    Church & Dwight Co., Inc.                                                        8,856              641,263               0.1%
#   Clorox Co. (The)                                                                17,202            1,711,599               0.3%
    Coca-Cola Co. (The)                                                            150,187            6,289,832               1.2%
    Coca-Cola Enterprises, Inc.                                                     55,173            2,391,750               0.5%
    Colgate-Palmolive Co.                                                           61,297            4,099,543               0.8%
    Costco Wholesale Corp.                                                          12,599            1,680,329               0.3%
    Dr Pepper Snapple Group, Inc.                                                   23,749            1,644,618               0.3%
    Estee Lauder Cos., Inc. (The) Class A                                           15,428            1,159,877               0.2%
#   Flowers Foods, Inc.                                                              5,602              106,438               0.0%
    General Mills, Inc.                                                             40,628            2,111,031               0.4%
    Hershey Co. (The)                                                                7,314              701,486               0.2%
    Kellogg Co.                                                                     17,348            1,109,578               0.2%
#   Keurig Green Mountain, Inc.                                                      7,700            1,168,475               0.2%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Consumer Staples -- (Continued)
    Kimberly-Clark Corp.                                                            25,119    $       2,870,348               0.6%
    Kraft Foods Group, Inc.                                                         39,280            2,213,428               0.4%
    Kroger Co. (The)                                                                36,958            2,058,930               0.4%
#   McCormick & Co., Inc.(579780206)                                                 9,884              698,996               0.2%
#   McCormick & Co., Inc.(579780107)                                                   100                7,030               0.0%
    Mead Johnson Nutrition Co.                                                      20,453            2,031,187               0.4%
*   Monster Beverage Corp.                                                          16,281            1,642,427               0.3%
#   Nu Skin Enterprises, Inc. Class A                                                3,901              206,090               0.1%
    PepsiCo, Inc.                                                                   73,387            7,057,628               1.4%
#*  Pilgrim's Pride Corp.                                                           12,478              354,500               0.1%
    Reynolds American, Inc.                                                         16,351            1,028,641               0.2%
    Spectrum Brands Holdings, Inc.                                                     600               54,354               0.0%
    Sysco Corp.                                                                     39,555            1,524,450               0.3%
    Wal-Mart Stores, Inc.                                                           69,459            5,297,638               1.1%
*   WhiteWave Foods Co. (The) Class A                                                2,386               88,831               0.0%
    Whole Foods Market, Inc.                                                         3,645              143,358               0.0%
                                                                                              -----------------    --------------
Total Consumer Staples                                                                               61,806,335              12.1%
                                                                                              -----------------    --------------
Energy -- (3.1%)
    Cabot Oil & Gas Corp.                                                           63,723            1,981,785               0.4%
#*  Continental Resources, Inc.                                                      7,714              434,838               0.1%
    Core Laboratories NV                                                             4,391              612,676               0.1%
*   FMC Technologies, Inc.                                                          22,511            1,261,516               0.2%
    Halliburton Co.                                                                 57,145            3,150,975               0.6%
*   Kosmos Energy, Ltd.                                                              4,548               42,433               0.0%
#*  Oasis Petroleum, Inc.                                                           12,223              366,201               0.1%
#   Oceaneering International, Inc.                                                  8,948              628,776               0.1%
    ONEOK, Inc.                                                                     32,381            1,908,536               0.4%
#   Range Resources Corp.                                                            2,089              142,888               0.0%
#   RPC, Inc.                                                                       23,034              377,758               0.1%
    Schlumberger, Ltd.                                                              43,982            4,339,264               0.9%
    Targa Resources Corp.                                                            6,631              852,946               0.2%
#   Teekay Corp.                                                                    11,219              655,863               0.1%
    Western Refining, Inc.                                                          10,303              469,714               0.1%
    Williams Cos., Inc. (The)                                                        8,130              451,296               0.1%
                                                                                              -----------------    --------------
Total Energy                                                                                         17,677,465               3.5%
                                                                                              -----------------    --------------
Financials -- (2.8%)
#*  Altisource Portfolio Solutions SA                                                1,149               85,784               0.0%
    American Express Co.                                                            65,707            5,910,345               1.2%
    CBOE Holdings, Inc.                                                              7,104              418,710               0.1%
*   CBRE Group, Inc. Class A                                                        49,331            1,578,592               0.3%
#   Eaton Vance Corp.                                                               17,692              651,596               0.1%
#   Erie Indemnity Co. Class A                                                       3,760              319,111               0.1%
    Franklin Resources, Inc.                                                         9,425              524,124               0.1%
    Iron Mountain, Inc.                                                             17,474              630,287               0.1%
    LPL Financial Holdings, Inc.                                                    15,789              653,507               0.1%
    McGraw Hill Financial, Inc.                                                     15,555            1,407,417               0.3%
    Moody's Corp.                                                                   19,935            1,978,150               0.4%
#*  Ocwen Financial Corp.                                                            6,934              163,365               0.0%
#*  Realogy Holdings Corp.                                                           3,354              137,548               0.0%
    SEI Investments Co.                                                              1,502               58,067               0.0%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Financials -- (Continued)
    SLM Corp.                                                                        1,202    $          11,479               0.0%
    T Rowe Price Group, Inc.                                                        11,306              928,110               0.2%
    Waddell & Reed Financial, Inc. Class A                                           7,322              349,552               0.1%
                                                                                              -----------------    --------------
Total Financials                                                                                     15,805,744               3.1%
                                                                                              -----------------    --------------
Health Care -- (13.3%)
    Abbott Laboratories                                                              1,464               63,816               0.0%
    AbbVie, Inc.                                                                   116,287            7,379,573               1.4%
    Allergan, Inc.                                                                   3,487              662,739               0.1%
    AmerisourceBergen Corp.                                                         20,641            1,762,948               0.3%
    Amgen, Inc.                                                                     36,279            5,883,728               1.2%
    Baxter International, Inc.                                                      33,526            2,351,514               0.5%
    Becton Dickinson and Co.                                                         8,351            1,074,774               0.2%
*   Biogen Idec, Inc.                                                               10,454            3,356,570               0.7%
*   Bruker Corp.                                                                     1,069               22,160               0.0%
    Cardinal Health, Inc.                                                           14,440            1,133,251               0.2%
*   Celgene Corp.                                                                   34,700            3,716,023               0.7%
    Covidien P.L.C.                                                                  5,187              479,486               0.1%
    CR Bard, Inc.                                                                    7,535            1,235,514               0.2%
*   DaVita HealthCare Partners, Inc.                                                 6,582              513,857               0.1%
*   Edwards Lifesciences Corp.                                                       4,524              547,042               0.1%
    Eli Lilly & Co.                                                                 32,947            2,185,374               0.4%
*   Gilead Sciences, Inc.                                                          111,469           12,484,528               2.4%
#*  IDEXX Laboratories, Inc.                                                         7,680            1,088,026               0.2%
    Johnson & Johnson                                                              138,988           14,980,127               2.9%
*   Laboratory Corp. of America Holdings                                            13,354            1,459,459               0.3%
#*  Mallinckrodt P.L.C.                                                              4,872              449,101               0.1%
    McKesson Corp.                                                                   9,182            1,867,711               0.4%
*   Mettler-Toledo International, Inc.                                               2,613              675,382               0.1%
#*  Mylan, Inc.                                                                     25,791            1,381,108               0.3%
*   Regeneron Pharmaceuticals, Inc.                                                  1,855              730,351               0.1%
#*  Salix Pharmaceuticals, Ltd.                                                      1,980              284,823               0.1%
    St Jude Medical, Inc.                                                           44,079            2,828,549               0.6%
*   Taro Pharmaceutical Industries, Ltd.                                             1,787              289,387               0.1%
#*  Team Health Holdings, Inc.                                                       7,079              442,721               0.1%
#*  Tenet Healthcare Corp.                                                          10,841              607,638               0.1%
#*  United Therapeutics Corp.                                                        2,408              315,376               0.1%
#*  Varian Medical Systems, Inc.                                                     4,694              394,859               0.1%
*   Waters Corp.                                                                     3,003              332,732               0.1%
    Zoetis, Inc.                                                                    63,890            2,374,152               0.5%
                                                                                              -----------------    --------------
Total Health Care                                                                                    75,354,399              14.8%
                                                                                              -----------------    --------------
Industrials -- (12.6%)
    3M Co.                                                                          27,640            4,250,203               0.8%
    Allison Transmission Holdings, Inc.                                             13,195              428,574               0.1%
    American Airlines Group, Inc.                                                   33,156            1,371,001               0.3%
    Babcock & Wilcox Co. (The)                                                       4,857              138,910               0.0%
    Boeing Co. (The)                                                                46,926            5,861,527               1.1%
#   Caterpillar, Inc.                                                               31,077            3,151,519               0.6%
#   CH Robinson Worldwide, Inc.                                                     22,572            1,562,208               0.3%
#   Chicago Bridge & Iron Co. NV                                                     5,392              294,619               0.1%
#   Copa Holdings SA Class A                                                         1,442              168,599               0.0%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Industrials -- (Continued)
*   Copart, Inc.                                                                     5,256    $         175,761               0.0%
    Crane Co.                                                                        2,623              163,544               0.0%
    Cummins, Inc.                                                                    5,155              753,558               0.1%
#   Deere & Co.                                                                     20,253            1,732,442               0.3%
    Delta Air Lines, Inc.                                                           35,835            1,441,642               0.3%
    Donaldson Co., Inc.                                                              7,567              314,636               0.1%
    Dover Corp.                                                                     18,173            1,443,663               0.3%
    Emerson Electric Co.                                                            48,252            3,091,023               0.6%
    Equifax, Inc.                                                                   10,946              829,050               0.2%
    Expeditors International of Washington, Inc.                                    15,134              645,616               0.1%
#   Fastenal Co.                                                                    25,822            1,137,201               0.2%
    Flowserve Corp.                                                                 12,019              817,172               0.2%
    Fluor Corp.                                                                     14,751              978,581               0.2%
#   Graco, Inc.                                                                      5,141              403,568               0.1%
    Honeywell International, Inc.                                                   34,031            3,271,060               0.6%
#   Hubbell, Inc. Class A                                                              200               24,088               0.0%
    Huntington Ingalls Industries, Inc.                                              5,816              615,449               0.1%
    Illinois Tool Works, Inc.                                                       16,465            1,499,138               0.3%
    JB Hunt Transport Services, Inc.                                                18,074            1,441,763               0.3%
#   Lennox International, Inc.                                                       4,125              366,795               0.1%
    Lincoln Electric Holdings, Inc.                                                  6,970              505,186               0.1%
    Lockheed Martin Corp.                                                           17,469            3,329,067               0.7%
    Manitowoc Co., Inc. (The)                                                        7,146              148,923               0.0%
    Masco Corp.                                                                     54,535            1,203,587               0.2%
*   Middleby Corp. (The)                                                             1,134              100,359               0.0%
#   MSC Industrial Direct Co., Inc. Class A                                          4,404              356,592               0.1%
    Nordson Corp.                                                                    4,675              357,871               0.1%
*   Old Dominion Freight Line, Inc.                                                  6,222              453,397               0.1%
    PACCAR, Inc.                                                                     8,818              575,992               0.1%
    Pall Corp.                                                                       3,823              349,499               0.1%
    Parker Hannifin Corp.                                                            6,253              794,319               0.2%
    Pitney Bowes, Inc.                                                              29,703              734,852               0.1%
    Raytheon Co.                                                                     9,003              935,232               0.2%
    Robert Half International, Inc.                                                 11,886              651,115               0.1%
    Rockwell Automation, Inc.                                                       12,420            1,395,387               0.3%
    Rockwell Collins, Inc.                                                          13,321            1,120,962               0.2%
    Rollins, Inc.                                                                   11,399              363,286               0.1%
#*  Sensata Technologies Holding NV                                                  6,361              310,480               0.1%
    Snap-on, Inc.                                                                    2,487              328,632               0.1%
*   Spirit Airlines, Inc.                                                            5,705              417,092               0.1%
*   Stericycle, Inc.                                                                 6,864              864,864               0.2%
    Toro Co. (The)                                                                   3,844              237,290               0.0%
    TransDigm Group, Inc.                                                            4,919              920,001               0.2%
*   United Continental Holdings, Inc.                                               83,512            4,410,269               0.9%
    United Parcel Service, Inc. Class B                                             48,239            5,060,753               1.0%
*   United Rentals, Inc.                                                            20,541            2,260,742               0.4%
#   Valmont Industries, Inc.                                                           839              114,247               0.0%
*   Verisk Analytics, Inc. Class A                                                  26,185            1,632,635               0.3%
*   WABCO Holdings, Inc.                                                             9,079              884,113               0.2%
    Wabtec Corp.                                                                     4,138              357,109               0.1%
#   Watsco, Inc.                                                                       604               61,378               0.0%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Industrials -- (Continued)
#   WW Grainger, Inc.                                                                5,556    $       1,371,221               0.3%
                                                                                              -----------------    --------------
Total Industrials                                                                                    70,979,362              14.0%
                                                                                              -----------------    --------------
Information Technology -- (18.3%)
    Accenture P.L.C. Class A                                                        44,230            3,587,938               0.7%
#*  Alliance Data Systems Corp.                                                      8,714            2,469,112               0.5%
    Amphenol Corp. Class A                                                          13,382              676,861               0.1%
    Apple, Inc.                                                                    182,481           19,707,948               3.9%
*   Aspen Technology, Inc.                                                           5,977              220,731               0.0%
    Automatic Data Processing, Inc.                                                 21,069            1,723,023               0.3%
    Avago Technologies, Ltd.                                                         2,553              220,196               0.0%
    Broadridge Financial Solutions, Inc.                                             9,287              407,978               0.1%
#*  Cadence Design Systems, Inc.                                                       100                1,795               0.0%
*   CDK Global, Inc.                                                                 7,023              235,973               0.0%
    CDW Corp.                                                                        3,719              114,694               0.0%
*   Citrix Systems, Inc.                                                             3,972              255,122               0.1%
*   F5 Networks, Inc.                                                                3,406              418,870               0.1%
#   FactSet Research Systems, Inc.                                                   6,231              819,003               0.2%
*   Fiserv, Inc.                                                                    37,993            2,639,754               0.5%
*   FleetCor Technologies, Inc.                                                      3,784              569,719               0.1%
#*  Gartner, Inc.                                                                   13,410            1,082,321               0.2%
*   Genpact, Ltd.                                                                    6,193              108,687               0.0%
    Global Payments, Inc.                                                           10,017              806,368               0.2%
    Harris Corp.                                                                    15,831            1,101,838               0.2%
    International Business Machines Corp.                                           69,515           11,428,266               2.3%
    Intuit, Inc.                                                                    11,010              968,990               0.2%
#*  IPG Photonics Corp.                                                                634               46,542               0.0%
    Jack Henry & Associates, Inc.                                                    7,515              449,547               0.1%
    KLA-Tencor Corp.                                                                 1,003               79,387               0.0%
    Linear Technology Corp.                                                         22,701              972,511               0.2%
    MasterCard, Inc. Class A                                                        71,864            6,018,610               1.2%
    Maxim Integrated Products, Inc.                                                  1,783               52,313               0.0%
*   Micron Technology, Inc.                                                         71,663            2,371,329               0.5%
    Microsoft Corp.                                                                376,087           17,657,285               3.5%
*   NCR Corp.                                                                        7,729              213,861               0.0%
#*  NeuStar, Inc. Class A                                                            2,440               64,440               0.0%
    Oracle Corp.                                                                   180,048            7,030,874               1.4%
#   Paychex, Inc.                                                                   51,095            2,398,399               0.5%
#*  Rackspace Hosting, Inc.                                                         18,295              701,796               0.1%
#   SanDisk Corp.                                                                    4,437              417,699               0.1%
#   Seagate Technology P.L.C.                                                       46,479            2,920,276               0.6%
    Solera Holdings, Inc.                                                            2,193              113,926               0.0%
    Symantec Corp.                                                                  10,673              264,904               0.1%
*   Syntel, Inc.                                                                     1,201              104,019               0.0%
#*  Teradata Corp.                                                                  13,270              561,586               0.1%
    Texas Instruments, Inc.                                                         51,825            2,573,629               0.5%
    Total System Services, Inc.                                                      8,119              274,341               0.1%
#   Ubiquiti Networks, Inc.                                                          2,379               85,097               0.0%
#*  Ultimate Software Group, Inc. (The)                                              1,270              191,148               0.0%
*   Vantiv, Inc. Class A                                                            21,629              668,769               0.1%
    Visa, Inc. Class A                                                              23,804            5,747,000               1.1%
#   Western Union Co. (The)                                                         78,060            1,323,898               0.3%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Information Technology -- (Continued)
*   WEX, Inc.                                                                        2,899    $         329,210               0.1%
                                                                                              -----------------    --------------
Total Information Technology                                                                        103,197,583              20.3%
                                                                                              -----------------    --------------
Materials -- (4.7%)
    Air Products & Chemicals, Inc.                                                   7,902            1,064,083               0.2%
    Airgas, Inc.                                                                     5,377              599,751               0.1%
#   Albemarle Corp.                                                                  5,093              297,329               0.1%
#   Avery Dennison Corp.                                                             4,284              200,705               0.0%
    Ball Corp.                                                                      21,775            1,402,963               0.3%
#   Celanese Corp. Series A                                                         13,706              804,953               0.2%
*   Crown Holdings, Inc.                                                            21,847            1,047,127               0.2%
    Eastman Chemical Co.                                                            19,376            1,565,193               0.3%
    Ecolab, Inc.                                                                     9,769            1,086,606               0.2%
    FMC Corp.                                                                       12,925              741,249               0.2%
    International Flavors & Fragrances, Inc.                                         3,370              334,135               0.1%
    LyondellBasell Industries NV Class A                                            33,927            3,108,731               0.6%
    Monsanto Co.                                                                    23,328            2,683,653               0.5%
#   NewMarket Corp.                                                                  1,768              686,002               0.1%
*   Owens-Illinois, Inc.                                                            21,070              542,974               0.1%
    Packaging Corp. of America                                                      22,108            1,593,545               0.3%
    PPG Industries, Inc.                                                             6,103            1,243,120               0.2%
    Praxair, Inc.                                                                   16,995            2,141,200               0.4%
    RPM International, Inc.                                                         12,000              543,600               0.1%
    Scotts Miracle-Gro Co. (The) Class A                                             4,620              273,689               0.1%
    Sealed Air Corp.                                                                18,321              664,136               0.1%
    Sherwin-Williams Co. (The)                                                       4,248              975,171               0.2%
    Silgan Holdings, Inc.                                                            1,647               80,967               0.0%
#   Southern Copper Corp.                                                            9,494              273,237               0.1%
    Valspar Corp. (The)                                                              7,489              615,296               0.1%
#   Westlake Chemical Corp.                                                         10,858              766,032               0.2%
*   WR Grace & Co.                                                                  10,803            1,021,964               0.2%
                                                                                              -----------------    --------------
Total Materials                                                                                      26,357,411               5.2%
                                                                                              -----------------    --------------
Telecommunication Services -- (4.2%)
*   Level 3 Communications, Inc.                                                    33,413            1,567,404               0.3%
*   SBA Communications Corp. Class A                                                19,933            2,239,074               0.4%
#*  tw telecom, Inc.                                                                11,157              477,296               0.1%
    Verizon Communications, Inc.                                                   389,900           19,592,475               3.9%
                                                                                              -----------------    --------------
Total Telecommunication Services                                                                     23,876,249               4.7%
                                                                                              -----------------    --------------
TOTAL COMMON STOCKS                                                                                 506,050,140              99.5%
                                                                                              -----------------    --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
    State Street Institutional Liquid Reserves, 0.077%                           2,557,103            2,557,103               0.5%
                                                                                              -----------------    --------------

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@ DFA Short Term Investment Fund                                              4,850,200    $      56,116,814              11.0%
                                                                                              -----------------    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $502,404,008)                                             $     564,724,057             111.0%
                                                                                              =================    ==============

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                     -----------------------------------------------------------------------------
                                                          LEVEL 1            LEVEL 2             LEVEL 3              TOTAL
                                                     -----------------  ------------------  -----------------  -------------------
Common Stocks
    Consumer Discretionary                           $     110,995,592                  --                 --  $       110,995,592
    Consumer Staples                                        61,806,335                  --                 --           61,806,335
    Energy                                                  17,677,465                  --                 --           17,677,465
    Financials                                              15,805,744                  --                 --           15,805,744
    Health Care                                             75,354,399                  --                 --           75,354,399
    Industrials                                             70,979,362                  --                 --           70,979,362
    Information Technology                                 103,197,583                  --                 --          103,197,583
    Materials                                               26,357,411                  --                 --           26,357,411
    Telecommunication Services                              23,876,249                  --                 --           23,876,249
Temporary Cash Investments                                   2,557,103                  --                 --            2,557,103
Securities Lending Collateral                                       --  $       56,116,814                 --           56,116,814
                                                     -----------------  ------------------  -----------------  -------------------
TOTAL                                                $     508,607,243  $       56,116,814                 --  $       564,724,057
                                                     =================  ==================  =================  ===================

                         U.S. SMALL CAP GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
COMMON STOCKS -- (77.6%)
Consumer Discretionary -- (18.5%)
*   American Axle & Manufacturing Holdings, Inc.                                    23,004    $         444,667               0.2%
#*  American Public Education, Inc.                                                  4,671              144,754               0.1%
*   ANN, Inc.                                                                       15,041              577,424               0.3%
    Arctic Cat, Inc.                                                                 3,071              103,370               0.1%
*   Asbury Automotive Group, Inc.                                                   10,685              748,377               0.4%
*   Bally Technologies, Inc.                                                         8,612              692,405               0.4%
    Big Lots, Inc.                                                                  18,733              855,161               0.5%
*   BJ's Restaurants, Inc.                                                           7,566              333,055               0.2%
*   Bloomin' Brands, Inc.                                                           38,795              733,613               0.4%
#*  Blue Nile, Inc.                                                                  3,481              123,576               0.1%
    Bob Evans Farms, Inc.                                                            6,857              334,964               0.2%
*   Bravo Brio Restaurant Group, Inc.                                                4,755               65,952               0.0%
#*  Bright Horizons Family Solutions, Inc.                                          17,893              797,312               0.4%
    Brinker International, Inc.                                                     19,058            1,022,271               0.6%
    Brown Shoe Co., Inc.                                                            13,906              369,761               0.2%
#   Buckle, Inc. (The)                                                              12,177              600,691               0.3%
#*  Buffalo Wild Wings, Inc.                                                         6,333              945,390               0.5%
#   Capella Education Co.                                                            3,395              240,162               0.1%
*   Carmike Cinemas, Inc.                                                            5,993              192,076               0.1%
#   Carriage Services, Inc.                                                          4,360               87,026               0.0%
*   Carrols Restaurant Group, Inc.                                                   1,025                7,903               0.0%
    Cato Corp. (The) Class A                                                         6,668              237,848               0.1%
*   Cavco Industries, Inc.                                                             700               51,009               0.0%
#   Cheesecake Factory, Inc. (The)                                                  18,039              828,712               0.5%
    Cherokee, Inc.                                                                     640               11,187               0.0%
#   Chico's FAS, Inc.                                                               47,350              714,038               0.4%
*   Christopher & Banks Corp.                                                        5,648               36,881               0.0%
    Churchill Downs, Inc.                                                            1,962              200,085               0.1%
#*  Chuy's Holdings, Inc.                                                              168                5,025               0.0%
    Columbia Sportswear Co.                                                          4,298              165,645               0.1%
#*  Conn's, Inc.                                                                     9,808              305,127               0.2%
    Core-Mark Holding Co., Inc.                                                      2,506              145,423               0.1%
#   Cracker Barrel Old Country Store, Inc.                                           7,393              852,783               0.5%
*   Crown Media Holdings, Inc. Class A                                               5,866               20,472               0.0%
    CST Brands, Inc.                                                                24,683              944,125               0.5%
    Culp, Inc.                                                                       2,228               42,265               0.0%
*   Deckers Outdoor Corp.                                                           11,125              972,993               0.5%
*   Del Frisco's Restaurant Group, Inc.                                              6,187              143,662               0.1%
    Destination Maternity Corp.                                                      2,990               44,790               0.0%
    DineEquity, Inc.                                                                 5,979              531,892               0.3%
#*  Dixie Group, Inc. (The)                                                            700                5,516               0.0%
#*  Dorman Products, Inc.                                                           11,095              514,364               0.3%
    Drew Industries, Inc.                                                            6,279              301,769               0.2%
    DSW, Inc. Class A                                                               12,959              384,234               0.2%
    Einstein Noah Restaurant Group, Inc.                                             2,769               56,072               0.0%
#   Ethan Allen Interiors, Inc.                                                      2,112               59,770               0.0%
*   Express, Inc.                                                                   30,112              450,777               0.3%
*   Famous Dave's Of America, Inc.                                                     600               15,642               0.0%
#*  Fiesta Restaurant Group, Inc.                                                    7,822              431,383               0.2%
    Finish Line, Inc. (The) Class A                                                 14,667              388,235               0.2%
#*  Five Below, Inc.                                                                16,975              676,793               0.4%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Consumer Discretionary -- (Continued)
#*  G-III Apparel Group, Ltd.                                                        7,099    $         563,306               0.3%
*   Gentherm, Inc.                                                                  10,722              447,107               0.2%
*   Grand Canyon Education, Inc.                                                    14,433              691,341               0.4%
    Guess?, Inc.                                                                    13,392              296,901               0.2%
#*  Hibbett Sports, Inc.                                                             7,216              327,534               0.2%
    HSN, Inc.                                                                        7,256              479,404               0.3%
#*  Ignite Restaurant Group, Inc.                                                      294                2,026               0.0%
#   Interval Leisure Group, Inc.                                                    16,287              342,678               0.2%
#*  iRobot Corp.                                                                     7,459              266,435               0.1%
*   Isle of Capri Casinos, Inc.                                                        106                  788               0.0%
    Jack in the Box, Inc.                                                           12,741              905,121               0.5%
#*  Jamba, Inc.                                                                      1,180               15,753               0.0%
#   KB Home                                                                         27,579              434,093               0.2%
#*  Kirkland's, Inc.                                                                 4,328               77,038               0.0%
#*  Kona Grill, Inc.                                                                   700               15,771               0.0%
    La-Z-Boy, Inc.                                                                  14,286              326,578               0.2%
*   Libbey, Inc.                                                                     5,323              153,036               0.1%
*   Liberty Tax, Inc.                                                                  449               17,013               0.0%
*   LIN Media LLC Class A                                                            9,187              219,845               0.1%
    Lithia Motors, Inc. Class A                                                      7,284              565,384               0.3%
#*  Lumber Liquidators Holdings, Inc.                                                7,844              421,772               0.2%
    Marine Products Corp.                                                            2,777               23,438               0.0%
#*  Mattress Firm Holding Corp.                                                      4,220              266,662               0.1%
    Men's Wearhouse, Inc. (The)                                                     14,982              704,603               0.4%
*   Modine Manufacturing Co.                                                         9,377              120,307               0.1%
*   Monarch Casino & Resort, Inc.                                                      800               13,016               0.0%
#   Monro Muffler Brake, Inc.                                                        9,578              511,848               0.3%
    Morningstar, Inc.                                                                2,616              178,542               0.1%
    Movado Group, Inc.                                                               4,249              149,990               0.1%
*   Murphy USA, Inc.                                                                13,327              763,637               0.4%
#*  Nathan's Famous, Inc.                                                            1,228               88,269               0.1%
*   Nautilus, Inc.                                                                   7,490              100,216               0.1%
#*  New York & Co., Inc.                                                             8,703               28,459               0.0%
#   New York Times Co. (The) Class A                                                45,242              580,907               0.3%
#   Nexstar Broadcasting Group, Inc. Class A                                         2,100               94,752               0.1%
    Nutrisystem, Inc.                                                                6,230              104,913               0.1%
*   Orbitz Worldwide, Inc.                                                          32,619              269,759               0.2%
#*  Outerwall, Inc.                                                                  4,206              266,114               0.1%
*   Overstock.com, Inc.                                                              5,980              138,258               0.1%
    Oxford Industries, Inc.                                                          4,764              291,795               0.2%
    Papa John's International, Inc.                                                 12,564              587,493               0.3%
#   PetMed Express, Inc.                                                             1,588               20,977               0.0%
    Pier 1 Imports, Inc.                                                            24,195              312,116               0.2%
    Pool Corp.                                                                      14,095              841,472               0.5%
*   Popeyes Louisiana Kitchen, Inc.                                                  8,179              379,097               0.2%
*   Red Robin Gourmet Burgers, Inc.                                                  3,855              211,909               0.1%
    Ruth's Hospitality Group, Inc.                                                  10,280              125,108               0.1%
#   Ryland Group, Inc. (The)                                                         6,605              236,525               0.1%
#*  Scientific Games Corp. Class A                                                   7,488               88,134               0.1%
#   SeaWorld Entertainment, Inc.                                                    21,390              411,544               0.2%
*   Select Comfort Corp.                                                            16,079              413,070               0.2%
*   Shiloh Industries, Inc.                                                            437                7,446               0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Consumer Discretionary -- (Continued)
#   Sinclair Broadcast Group, Inc. Class A                                          18,124    $         526,502               0.3%
*   Skechers U.S.A., Inc. Class A                                                   12,497              684,211               0.4%
#*  Smith & Wesson Holding Corp.                                                    16,238              164,978               0.1%
#*  Sonic Corp.                                                                     19,100              481,511               0.3%
#   Sotheby's                                                                       16,704              662,481               0.4%
    Standard Motor Products, Inc.                                                    6,362              251,426               0.1%
    Stein Mart, Inc.                                                                 1,200               16,056               0.0%
*   Steven Madden, Ltd.                                                             20,760              650,826               0.4%
*   Strayer Education, Inc.                                                          3,087              225,938               0.1%
#   Sturm Ruger & Co., Inc.                                                          1,130               47,098               0.0%
*   Taylor Morrison Home Corp. Class A                                               6,947              119,766               0.1%
#   Texas Roadhouse, Inc.                                                           21,444              619,088               0.3%
#   Thor Industries, Inc.                                                           17,243              911,982               0.5%
#*  Tile Shop Holdings, Inc.                                                        13,943              120,049               0.1%
*   Tower International, Inc.                                                        5,574              135,448               0.1%
#*  Tumi Holdings, Inc.                                                             21,429              445,080               0.2%
*   Universal Electronics, Inc.                                                      3,194              181,707               0.1%
    Vail Resorts, Inc.                                                              11,387              983,381               0.5%
#*  Valuevision Media, Inc. Class A                                                  4,380               24,791               0.0%
#*  Vera Bradley, Inc.                                                               2,379               54,241               0.0%
*   Vitamin Shoppe, Inc.                                                             9,277              435,370               0.2%
*   William Lyon Homes Class A                                                       2,921               69,111               0.0%
#   Winmark Corp.                                                                    1,277              105,072               0.1%
#*  Winnebago Industries, Inc.                                                       7,349              155,872               0.1%
#   Wolverine World Wide, Inc.                                                      31,153              845,492               0.5%
#   World Wrestling Entertainment, Inc. Class A                                      1,300               16,055               0.0%
#*  Zumiez, Inc.                                                                     8,253              275,485               0.2%
                                                                                              -----------------    --------------
Total Consumer Discretionary                                                                         43,066,744              23.7%
                                                                                              -----------------    --------------
Consumer Staples -- (3.3%)
#   Alico, Inc.                                                                      1,296               47,822               0.0%
#   B&G Foods, Inc.                                                                 16,913              498,257               0.3%
#*  Boston Beer Co., Inc. (The) Class A                                              2,920              727,080               0.4%
#*  Boulder Brands, Inc.                                                             4,100               36,408               0.0%
#   Cal-Maine Foods, Inc.                                                            7,410              650,524               0.4%
#   Calavo Growers, Inc.                                                             3,311              160,716               0.1%
#   Casey's General Stores, Inc.                                                    11,686              956,733               0.5%
#*  Chefs' Warehouse, Inc. (The)                                                     6,450              115,262               0.1%
    Coca-Cola Bottling Co. Consolidated                                                600               54,264               0.0%
*   Farmer Bros. Co.                                                                 1,811               52,809               0.0%
#*  Fresh Market, Inc. (The)                                                        13,866              509,021               0.3%
    Inter Parfums, Inc.                                                              8,653              245,745               0.1%
*   Inventure Foods, Inc.                                                            3,827               50,669               0.0%
    J&J Snack Foods Corp.                                                            5,567              573,568               0.3%
    Lancaster Colony Corp.                                                           8,552              782,423               0.4%
    Limoneira Co.                                                                    1,200               30,792               0.0%
#*  Medifast, Inc.                                                                   4,062              128,928               0.1%
*   National Beverage Corp.                                                          3,520               88,422               0.1%
#*  Natural Grocers by Vitamin Cottage, Inc.                                         4,417               79,992               0.1%
    Oil-Dri Corp. of America                                                         1,477               44,576               0.0%
#   Orchids Paper Products Co.                                                       1,600               46,016               0.0%
#   Pricesmart, Inc.                                                                 9,660              860,030               0.5%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Consumer Staples -- (Continued)
    Rocky Mountain Chocolate Factory, Inc.                                           1,700    $          20,553               0.0%
#   Sanderson Farms, Inc.                                                            7,303              613,306               0.3%
*   United Natural Foods, Inc.                                                         224               15,236               0.0%
    WD-40 Co.                                                                        4,109              315,037               0.2%
                                                                                              -----------------    --------------
Total Consumer Staples                                                                                7,704,189               4.2%
                                                                                              -----------------    --------------
Energy -- (1.8%)
    Bolt Technology Corp.                                                              700               15,351               0.0%
*   Bonanza Creek Energy, Inc.                                                      12,240              553,738               0.3%
#   CARBO Ceramics, Inc.                                                               640               33,069               0.0%
*   Carrizo Oil & Gas, Inc.                                                         16,155              839,091               0.5%
    EnLink Midstream LLC                                                            12,365              468,633               0.3%
#   GasLog, Ltd.                                                                    20,348              423,645               0.2%
*   Gastar Exploration, Inc.                                                        13,440               53,760               0.0%
#*  Matador Resources Co.                                                           24,561              596,095               0.3%
*   Matrix Service Co.                                                               7,202              180,482               0.1%
#   Panhandle Oil and Gas, Inc. Class A                                              1,398               28,743               0.0%
    PBF Energy, Inc. Class A                                                         1,500               39,105               0.0%
*   PDC Energy, Inc.                                                                 5,516              241,160               0.1%
*   PetroQuest Energy, Inc.                                                         12,675               59,572               0.0%
#*  Rex Energy Corp.                                                                 8,431               66,099               0.1%
#*  RigNet, Inc.                                                                     4,073              176,972               0.1%
    SemGroup Corp. Class A                                                             100                7,675               0.0%
#*  Synergy Resources Corp.                                                         20,080              244,775               0.2%
*   Willbros Group, Inc.                                                            12,186               71,532               0.1%
                                                                                              -----------------    --------------
Total Energy                                                                                          4,099,497               2.3%
                                                                                              -----------------    --------------
Financials -- (5.5%)
#*  Altisource Portfolio Solutions SA                                                6,549              488,948               0.3%
    Bank of Hawaii Corp.                                                            14,486              848,155               0.5%
#   Bank of the Ozarks, Inc.                                                        23,139              815,418               0.5%
    BGC Partners, Inc. Class A                                                      52,661              446,565               0.2%
#*  BofI Holding, Inc.                                                               4,315              332,341               0.2%
#   Bridge Bancorp, Inc.                                                               412               10,819               0.0%
#   Cohen & Steers, Inc.                                                             2,284               97,892               0.1%
    ConnectOne Bancorp, Inc.                                                         3,447               63,770               0.0%
*   Consumer Portfolio Services, Inc.                                                3,825               27,005               0.0%
    Crawford & Co. Class B                                                           1,463               14,893               0.0%
#*  Credit Acceptance Corp.                                                          5,713              843,010               0.5%
#   Diamond Hill Investment Group, Inc.                                                909              121,797               0.1%
#*  eHealth, Inc.                                                                    1,006               25,100               0.0%
    Evercore Partners, Inc. Class A                                                 11,397              590,023               0.3%
#   Federated Investors, Inc. Class B                                                3,143               98,282               0.1%
    Federated National Holding Co.                                                     441               14,756               0.0%
*   First Cash Financial Services, Inc.                                              8,368              494,381               0.3%
    FNF Group                                                                        4,647              138,667               0.1%
*   FNFV Group                                                                       1,548               20,805               0.0%
#   FXCM, Inc. Class A                                                              10,800              177,768               0.1%
    GAMCO Investors, Inc. Class A                                                    1,340              110,711               0.1%
*   Green Dot Corp. Class A                                                          5,619              134,294               0.1%
#   Greenhill & Co., Inc.                                                            2,862              128,790               0.1%
    HCI Group, Inc.                                                                  2,858              145,301               0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Financials -- (Continued)
    HFF, Inc. Class A                                                               10,675    $         336,049               0.2%
#   Home BancShares, Inc.                                                           19,240              614,141               0.3%
#   Independent Bank Group, Inc.                                                     1,426               63,728               0.0%
#*  Ladenburg Thalmann Financial Services, Inc.                                     14,753               62,995               0.0%
    Manning & Napier, Inc.                                                             594                9,409               0.0%
    MarketAxess Holdings, Inc.                                                      12,086              781,360               0.4%
*   Nationstar Mortgage Holdings, Inc.                                                 600               21,072               0.0%
    PRA Group, Inc.                                                                 16,314            1,031,861               0.6%
#   Pzena Investment Management, Inc. Class A                                        1,700               17,085               0.0%
#   RCS Capital Corp. Class A                                                        9,879              162,114               0.1%
#   RLI Corp.                                                                        1,616               80,137               0.0%
#*  Texas Capital Bancshares, Inc.                                                  13,144              803,756               0.4%
    Union Bankshares Corp.                                                             100                2,248               0.0%
#   Universal Insurance Holdings, Inc.                                               8,247              144,323               0.1%
    Virtus Investment Partners, Inc.                                                 2,910              521,501               0.3%
#   Westamerica Bancorporation                                                       7,165              353,521               0.2%
*   Western Alliance Bancorp                                                        29,561              786,914               0.4%
    Westwood Holdings Group, Inc.                                                    2,094              141,345               0.1%
#*  WisdomTree Investments, Inc.                                                    38,747              571,518               0.3%
#*  World Acceptance Corp.                                                             644               46,149               0.0%
*   Yadkin Financial Corp.                                                           3,180               61,724               0.0%
                                                                                              -----------------    --------------
Total Financials                                                                                     12,802,441               7.1%
                                                                                              -----------------    --------------
Health Care -- (9.4%)
#*  Acadia Healthcare Co., Inc.                                                      3,136              194,589               0.1%
#*  Addus HomeCare Corp.                                                               544               10,809               0.0%
#*  Air Methods Corp.                                                               12,510              590,847               0.3%
#*  Akorn, Inc.                                                                     26,465            1,179,016               0.7%
#*  Albany Molecular Research, Inc.                                                  9,576              222,738               0.1%
*   AMN Healthcare Services, Inc.                                                   11,065              189,765               0.1%
*   Amsurg Corp.                                                                    10,530              568,725               0.3%
*   Anika Therapeutics, Inc.                                                         3,667              147,193               0.1%
#   Atrion Corp.                                                                       547              180,515               0.1%
#*  Auxilium Pharmaceuticals, Inc.                                                   8,767              282,034               0.2%
*   Biospecifics Technologies Corp.                                                    700               28,084               0.0%
*   Brookdale Senior Living, Inc.                                                    1,816               61,217               0.0%
*   Cambrex Corp.                                                                    6,603              139,191               0.1%
    Cantel Medical Corp.                                                            10,863              460,591               0.3%
*   Capital Senior Living Corp.                                                      1,516               34,110               0.0%
*   Charles River Laboratories International, Inc.                                  15,916            1,005,255               0.6%
#   Chemed Corp.                                                                     4,205              434,629               0.2%
#   Computer Programs & Systems, Inc.                                                2,892              182,138               0.1%
*   Corvel Corp.                                                                     5,386              185,386               0.1%
#*  Cyberonics, Inc.                                                                 7,860              412,650               0.2%
*   Depomed, Inc.                                                                    9,642              148,487               0.1%
    Ensign Group, Inc. (The)                                                         4,491              173,892               0.1%
#*  ExamWorks Group, Inc.                                                           12,450              482,811               0.3%
*   Gentiva Health Services, Inc.                                                    6,222              122,573               0.1%
*   Globus Medical, Inc. Class A                                                    19,160              424,777               0.2%
    HealthSouth Corp.                                                               24,154              974,131               0.5%
    Hill-Rom Holdings, Inc.                                                         18,581              826,483               0.5%
#*  HMS Holdings Corp.                                                              24,498              569,089               0.3%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Health Care -- (Continued)
*   Hyperion Therapeutics, Inc.                                                      1,892    $          45,976               0.0%
*   ICU Medical, Inc.                                                                4,112              291,541               0.2%
#*  Integra LifeSciences Holdings Corp.                                              8,972              458,559               0.3%
*   IPC The Hospitalist Co., Inc.                                                    4,355              181,429               0.1%
#   Landauer, Inc.                                                                     390               13,958               0.0%
#*  Lannett Co., Inc.                                                                4,162              236,069               0.1%
#*  Ligand Pharmaceuticals, Inc. Class B                                             6,474              357,818               0.2%
*   Luminex Corp.                                                                    7,061              134,159               0.1%
#*  Masimo Corp.                                                                    16,427              414,617               0.2%
*   MedAssets, Inc.                                                                 18,416              398,891               0.2%
#*  Medidata Solutions, Inc.                                                         4,059              183,101               0.1%
#   Meridian Bioscience, Inc.                                                       11,242              208,427               0.1%
*   Molina Healthcare, Inc.                                                         10,785              524,582               0.3%
*   MWI Veterinary Supply, Inc.                                                        689              116,892               0.1%
#*  Myriad Genetics, Inc.                                                           21,034              830,633               0.5%
#*  National Research Corp. Class A                                                    900               14,301               0.0%
#*  National Research Corp. Class B                                                    150                4,908               0.0%
#*  Natus Medical, Inc.                                                              9,334              317,356               0.2%
*   NuVasive, Inc.                                                                   6,119              250,267               0.1%
*   Omnicell, Inc.                                                                   9,324              301,258               0.2%
#   Owens & Minor, Inc.                                                             18,780              625,750               0.3%
*   Pain Therapeutics, Inc.                                                          1,505                2,619               0.0%
#*  PAREXEL International Corp.                                                     16,733              908,769               0.5%
*   Prestige Brands Holdings, Inc.                                                  15,659              554,642               0.3%
*   Providence Service Corp. (The)                                                   4,180              184,672               0.1%
    Quality Systems, Inc.                                                           18,180              274,700               0.2%
#*  Quidel Corp.                                                                     2,383               68,035               0.0%
#*  Repligen Corp.                                                                  11,086              279,589               0.2%
#*  Sagent Pharmaceuticals, Inc.                                                     7,417              234,674               0.1%
    Select Medical Holdings Corp.                                                   37,480              540,462               0.3%
    STERIS Corp.                                                                    17,836            1,102,265               0.6%
#*  Sucampo Pharmaceuticals, Inc. Class A                                            4,300               37,066               0.0%
#*  SurModics, Inc.                                                                    704               15,242               0.0%
*   Team Health Holdings, Inc.                                                       3,355              209,822               0.1%
*   Thoratec Corp.                                                                  16,195              440,180               0.2%
    US Physical Therapy, Inc.                                                        2,900              125,135               0.1%
    Utah Medical Products, Inc.                                                        680               38,624               0.0%
*   Vascular Solutions, Inc.                                                         2,020               59,408               0.0%
#   West Pharmaceutical Services, Inc.                                              13,062              669,427               0.4%
                                                                                              -----------------    --------------
Total Health Care                                                                                    21,887,548              12.1%
                                                                                              -----------------    --------------
Industrials -- (15.3%)
    AAON, Inc.                                                                      16,133              317,013               0.2%
    Aceto Corp.                                                                      6,574              149,493               0.1%
#   Allegiant Travel Co.                                                             5,671              756,908               0.4%
    Altra Industrial Motion Corp.                                                    7,769              244,879               0.1%
#   American Science & Engineering, Inc.                                             1,649               91,190               0.1%
*   American Woodmark Corp.                                                          3,564              145,803               0.1%
#   Apogee Enterprises, Inc.                                                         7,822              343,386               0.2%
    Applied Industrial Technologies, Inc.                                           12,737              621,693               0.3%
*   ARC Document Solutions, Inc.                                                     7,889               80,073               0.0%
    Argan, Inc.                                                                      1,621               56,427               0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Industrials -- (Continued)
*   Armstrong World Industries, Inc.                                                18,651    $         903,081               0.5%
*   Astronics Corp.                                                                  2,981              154,446               0.1%
*   Astronics Corp. Class B                                                            596               30,813               0.0%
    AZZ, Inc.                                                                        7,425              347,193               0.2%
    Barrett Business Services, Inc.                                                  1,943               45,680               0.0%
#*  Beacon Roofing Supply, Inc.                                                      6,305              174,459               0.1%
*   Blount International, Inc.                                                      14,708              225,180               0.1%
    Brink's Co. (The)                                                               13,224              277,704               0.2%
#*  Builders FirstSource, Inc.                                                      11,115               65,912               0.0%
#*  Casella Waste Systems, Inc. Class A                                              8,881               39,965               0.0%
    Ceco Environmental Corp.                                                         4,293               61,476               0.0%
*   Chart Industries, Inc.                                                           1,204               56,046               0.0%
    CIRCOR International, Inc.                                                       4,983              374,473               0.2%
#   CLARCOR, Inc.                                                                   15,187            1,016,922               0.6%
    Columbus McKinnon Corp.                                                            958               27,255               0.0%
    Comfort Systems USA, Inc.                                                        1,078               16,558               0.0%
    Corporate Executive Board Co. (The)                                             10,582              779,893               0.4%
#   Deluxe Corp.                                                                    16,264              988,851               0.5%
*   DXP Enterprises, Inc.                                                            3,939              261,116               0.1%
#*  Echo Global Logistics, Inc.                                                      7,139              186,542               0.1%
*   EnPro Industries, Inc.                                                           7,019              452,936               0.2%
    Exponent, Inc.                                                                   3,566              284,638               0.2%
    Federal Signal Corp.                                                            19,113              271,405               0.1%
    Forward Air Corp.                                                                9,518              455,627               0.3%
*   Franklin Covey Co.                                                               2,550               50,006               0.0%
#   Franklin Electric Co., Inc.                                                     14,563              543,782               0.3%
*   Furmanite Corp.                                                                  4,334               32,418               0.0%
    G&K Services, Inc. Class A                                                       4,440              280,031               0.2%
#*  Generac Holdings, Inc.                                                           3,713              168,347               0.1%
    Global Brass & Copper Holdings, Inc.                                             2,436               34,104               0.0%
#*  Goldfield Corp. (The)                                                            4,847                9,306               0.0%
#   Gorman-Rupp Co. (The)                                                            5,715              181,394               0.1%
*   GP Strategies Corp.                                                              4,449              147,529               0.1%
#   Graham Corp.                                                                     2,315               77,553               0.0%
#   Greenbrier Cos., Inc. (The)                                                      7,459              466,486               0.3%
    H&E Equipment Services, Inc.                                                    11,322              423,330               0.2%
    Harsco Corp.                                                                    27,489              595,962               0.3%
#   Healthcare Services Group, Inc.                                                 23,259              692,653               0.4%
#   Heartland Express, Inc.                                                         26,705              671,364               0.4%
#   HEICO Corp.                                                                      5,207              282,428               0.2%
    HEICO Corp. Class A                                                              3,075              140,681               0.1%
    Herman Miller, Inc.                                                             11,115              355,680               0.2%
    Hillenbrand, Inc.                                                               19,219              639,801               0.4%
#   HNI Corp.                                                                       12,802              597,213               0.3%
*   Hub Group, Inc. Class A                                                         10,312              374,223               0.2%
*   Huron Consulting Group, Inc.                                                     7,077              492,630               0.3%
    Hyster-Yale Materials Handling, Inc.                                             3,505              275,107               0.2%
    Insperity, Inc.                                                                  6,622              208,990               0.1%
    Insteel Industries, Inc.                                                         1,500               35,760               0.0%
#   Interface, Inc.                                                                 20,205              323,886               0.2%
    John Bean Technologies Corp.                                                     8,799              263,706               0.1%
#   Kaman Corp.                                                                      6,838              294,444               0.2%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Industrials -- (Continued)
#   Kforce, Inc.                                                                     8,936    $         206,868               0.1%
#   Knight Transportation, Inc.                                                     25,303              740,366               0.4%
    Knoll, Inc.                                                                     12,528              249,182               0.1%
#   Landstar System, Inc.                                                           13,913            1,029,701               0.6%
#   Lindsay Corp.                                                                    3,120              273,624               0.2%
#   Manitowoc Co., Inc. (The)                                                       25,015              521,313               0.3%
#*  MasTec, Inc.                                                                    27,352              783,361               0.4%
    Matthews International Corp. Class A                                             7,087              326,569               0.2%
*   Mistras Group, Inc.                                                              2,654               43,765               0.0%
    MSA Safety, Inc.                                                                11,899              683,836               0.4%
    Mueller Industries, Inc.                                                        16,076              521,827               0.3%
    Mueller Water Products, Inc. Class A                                            58,845              580,800               0.3%
    Multi-Color Corp.                                                                1,400               69,020               0.0%
    NN, Inc.                                                                         3,952               98,800               0.1%
#*  Nortek, Inc.                                                                     4,150              345,612               0.2%
#   Omega Flex, Inc.                                                                 1,000               26,620               0.0%
*   On Assignment, Inc.                                                             16,025              466,328               0.3%
    Park-Ohio Holdings Corp.                                                         2,636              139,998               0.1%
*   Patrick Industries, Inc.                                                         2,577              110,089               0.1%
*   Performant Financial Corp.                                                       7,174               61,912               0.0%
*   PGT, Inc.                                                                       14,388              135,319               0.1%
#*  Polypore International, Inc.                                                     2,735              120,121               0.1%
    Primoris Services Corp.                                                         17,895              513,944               0.3%
#*  Proto Labs, Inc.                                                                 7,313              478,051               0.3%
*   Radiant Logistics, Inc.                                                          2,500                9,675               0.0%
#   Raven Industries, Inc.                                                          10,131              256,821               0.1%
    RBC Bearings, Inc.                                                               6,871              417,413               0.2%
#*  Rexnord Corp.                                                                   31,856              941,345               0.5%
#   RR Donnelley & Sons Co.                                                          4,800               83,760               0.0%
*   Saia, Inc.                                                                       7,367              361,130               0.2%
*   SP Plus Corp.                                                                    1,472               32,119               0.0%
*   Sparton Corp.                                                                      800               21,680               0.0%
*   Spirit Airlines, Inc.                                                           18,235            1,333,161               0.7%
    Standex International Corp.                                                      3,436              296,355               0.2%
    Steelcase, Inc. Class A                                                         27,201              482,002               0.3%
#   Sun Hydraulics Corp.                                                             7,674              305,502               0.2%
*   Swift Transportation Co.                                                        26,936              665,319               0.4%
*   Taser International, Inc.                                                       15,345              289,100               0.2%
*   Team, Inc.                                                                       5,057              213,102               0.1%
    Tennant Co.                                                                      4,930              363,489               0.2%
    Textainer Group Holdings, Ltd.                                                   6,887              237,188               0.1%
#*  Thermon Group Holdings, Inc.                                                     7,289              177,633               0.1%
#*  Trex Co., Inc.                                                                   9,360              402,480               0.2%
*   Trimas Corp.                                                                    12,787              404,836               0.2%
*   TrueBlue, Inc.                                                                  11,188              276,567               0.2%
    Twin Disc, Inc.                                                                    400               10,408               0.0%
#   Universal Truckload Services, Inc.                                               3,498               92,067               0.1%
#   US Ecology, Inc.                                                                 5,783              290,769               0.2%
#*  Wabash National Corp.                                                           26,093              268,758               0.1%
    Watsco, Inc.                                                                       520               52,842               0.0%
                                                                                              -----------------    --------------
Total Industrials                                                                                    35,776,397              19.7%
                                                                                              -----------------    --------------

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Information Technology -- (18.0%)
*   ACI Worldwide, Inc.                                                             35,462    $         682,289               0.4%
*   Acxiom Corp.                                                                    17,779              334,956               0.2%
#   ADTRAN, Inc.                                                                     4,587               97,290               0.1%
#*  Advanced Micro Devices, Inc.                                                    46,118              129,130               0.1%
    American Software, Inc. Class A                                                  5,886               56,859               0.0%
*   Amkor Technology, Inc.                                                          15,554              105,456               0.1%
    Anixter International, Inc.                                                      7,357              626,596               0.3%
*   Atmel Corp.                                                                     38,941              288,942               0.2%
*   AVG Technologies NV                                                             16,269              291,540               0.2%
#   Badger Meter, Inc.                                                               3,441              195,862               0.1%
    Belden, Inc.                                                                    10,153              722,792               0.4%
#   Blackbaud, Inc.                                                                 12,993              578,189               0.3%
*   Blackhawk Network Holdings, Inc. Class B                                         8,811              294,287               0.2%
    Booz Allen Hamilton Holding Corp.                                               33,225              875,479               0.5%
*   Cabot Microelectronics Corp.                                                     7,080              341,468               0.2%
#*  CalAmp Corp.                                                                     2,540               48,971               0.0%
#*  Carbonite, Inc.                                                                    288                3,151               0.0%
#*  Cardtronics, Inc.                                                               15,123              580,572               0.3%
*   Cascade Microtech, Inc.                                                          1,200               12,888               0.0%
    Cass Information Systems, Inc.                                                   1,675               79,630               0.0%
#*  Cirrus Logic, Inc.                                                              17,334              334,546               0.2%
#*  Clearfield, Inc.                                                                 1,000               14,680               0.0%
*   Cognex Corp.                                                                    19,266              762,163               0.4%
*   Coherent, Inc.                                                                     367               23,910               0.0%
    Computer Task Group, Inc.                                                          953                8,386               0.0%
*   Comverse, Inc.                                                                   4,695              102,351               0.1%
    Concurrent Computer Corp.                                                        1,757               12,475               0.0%
#*  Constant Contact, Inc.                                                           3,517              124,361               0.1%
*   Conversant, Inc.                                                                19,597              690,794               0.4%
*   CoreLogic, Inc.                                                                 24,271              761,381               0.4%
#*  Cray, Inc.                                                                       5,556              192,571               0.1%
    CSG Systems International, Inc.                                                  9,578              253,913               0.1%
    Daktronics, Inc.                                                                10,902              145,106               0.1%
#*  Datalink Corp.                                                                   3,565               45,097               0.0%
#*  Dealertrack Technologies, Inc.                                                   1,823               85,772               0.0%
*   Dice Holdings, Inc.                                                             13,856              138,144               0.1%
#   Digimarc Corp.                                                                     497               14,408               0.0%
#   EarthLink Holdings Corp.                                                         3,392               12,143               0.0%
*   Electronics for Imaging, Inc.                                                   14,615              668,198               0.4%
#*  Ellie Mae, Inc.                                                                  3,425              131,452               0.1%
#*  EnerNOC, Inc.                                                                    2,685               39,657               0.0%
#*  EPAM Systems, Inc.                                                              13,125              626,587               0.3%
#*  Euronet Worldwide, Inc.                                                         16,896              906,808               0.5%
*   ExlService Holdings, Inc.                                                        8,805              246,452               0.1%
    Fair Isaac Corp.                                                                10,987              684,490               0.4%
*   FARO Technologies, Inc.                                                          4,972              278,432               0.2%
#*  Finisar Corp.                                                                   30,588              511,431               0.3%
    Forrester Research, Inc.                                                         1,515               61,024               0.0%
*   Global Cash Access Holdings, Inc.                                               18,341              133,706               0.1%
    Globalscape, Inc.                                                                6,831               16,941               0.0%
*   GTT Communications, Inc.                                                         1,886               24,480               0.0%
#   Heartland Payment Systems, Inc.                                                 11,549              596,506               0.3%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Information Technology -- (Continued)
#*  Higher One Holdings, Inc.                                                           41    $             105               0.0%
*   iGATE Corp.                                                                     17,173              636,260               0.4%
*   Integrated Device Technology, Inc.                                              46,106              756,599               0.4%
#   InterDigital, Inc.                                                              12,769              631,172               0.3%
*   Internap Network Services Corp.                                                  1,494               11,967               0.0%
#*  Ixia                                                                             1,200               11,556               0.0%
#   j2 Global, Inc.                                                                 15,962              863,385               0.5%
*   Kofax, Ltd.                                                                      9,612               61,036               0.0%
*   Lattice Semiconductor Corp.                                                     33,265              223,208               0.1%
    Leidos Holdings, Inc.                                                           21,055              769,981               0.4%
*   Lionbridge Technologies, Inc.                                                   14,471               69,895               0.0%
    Littelfuse, Inc.                                                                 6,868              669,905               0.4%
#*  LoJack Corp.                                                                     4,300               12,126               0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                                      4,789              105,310               0.1%
*   Manhattan Associates, Inc.                                                      22,432              899,748               0.5%
    MAXIMUS, Inc.                                                                   21,322            1,033,264               0.6%
    Mentor Graphics Corp.                                                           31,074              658,458               0.4%
#   Mesa Laboratories, Inc.                                                            787               60,103               0.0%
    Methode Electronics, Inc.                                                       11,133              438,418               0.2%
    Micrel, Inc.                                                                    15,101              183,326               0.1%
*   Microsemi Corp.                                                                 18,354              478,489               0.3%
*   MicroStrategy, Inc. Class A                                                        646              103,928               0.1%
    Monotype Imaging Holdings, Inc.                                                 11,294              323,121               0.2%
    MTS Systems Corp.                                                                4,294              283,447               0.2%
*   NAPCO Security Technologies, Inc.                                                3,838               16,427               0.0%
#*  Netscout Systems, Inc.                                                          12,598              464,362               0.3%
*   Newport Corp.                                                                    4,953               88,609               0.0%
    NIC, Inc.                                                                       18,032              332,330               0.2%
*   OSI Systems, Inc.                                                                5,673              402,102               0.2%
    Park Electrochemical Corp.                                                         760               19,608               0.0%
    Pegasystems, Inc.                                                               22,059              478,019               0.3%
*   Perficient, Inc.                                                                 5,305               87,957               0.0%
    Plantronics, Inc.                                                               14,816              768,506               0.4%
*   PMC-Sierra, Inc.                                                                 9,878               76,950               0.0%
    Power Integrations, Inc.                                                         5,883              296,268               0.2%
*   Progress Software Corp.                                                         17,932              464,439               0.3%
    QAD, Inc. Class A                                                                  560               12,046               0.0%
*   Rambus, Inc.                                                                    19,898              227,832               0.1%
#*  RealD, Inc.                                                                        768                8,694               0.0%
    Reis, Inc.                                                                       1,500               35,100               0.0%
#*  RF Micro Devices, Inc.                                                          70,040              911,220               0.5%
*   Riverbed Technology, Inc.                                                       41,999              797,561               0.4%
*   Sapient Corp.                                                                   46,955              813,261               0.4%
    Science Applications International Corp.                                        13,910              680,338               0.4%
*   Semtech Corp.                                                                    4,382              111,215               0.1%
#*  Shutterstock, Inc.                                                               1,839              143,001               0.1%
*   Silicon Image, Inc.                                                             27,157              145,562               0.1%
*   Silicon Laboratories, Inc.                                                       4,536              206,796               0.1%
*   SolarWinds, Inc.                                                                23,691            1,126,507               0.6%
*   Stamps.com, Inc.                                                                 1,345               49,631               0.0%
*   Super Micro Computer, Inc.                                                      12,477              398,765               0.2%
*   Synaptics, Inc.                                                                 11,518              788,177               0.4%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Information Technology -- (Continued)
*   Synchronoss Technologies, Inc.                                                  11,394    $         588,728               0.3%
#*  Take-Two Interactive Software, Inc.                                             34,387              909,536               0.5%
*   TeleTech Holdings, Inc.                                                         13,672              352,874               0.2%
#   Tessco Technologies, Inc.                                                          800               25,400               0.0%
    Tessera Technologies, Inc.                                                       2,975               90,410               0.0%
*   TiVo, Inc.                                                                      36,090              470,975               0.3%
#*  Travelzoo, Inc.                                                                  1,031               13,496               0.0%
*   Tyler Technologies, Inc.                                                        10,969            1,227,650               0.7%
#   Ubiquiti Networks, Inc.                                                            231                8,263               0.0%
*   Verint Systems, Inc.                                                            17,238              991,013               0.5%
#*  ViaSat, Inc.                                                                    14,764              924,817               0.5%
*   Virtusa Corp.                                                                    8,255              338,290               0.2%
*   Web.com Group, Inc.                                                             15,691              322,136               0.2%
#*  WebMD Health Corp.                                                               6,742              287,749               0.2%
*   Zebra Technologies Corp. Class A                                                16,366            1,206,992               0.7%
#*  Zix Corp.                                                                        1,980                6,534               0.0%
                                                                                              -----------------    --------------
Total Information Technology                                                                         41,995,665              23.1%
                                                                                              -----------------    --------------
Materials -- (5.3%)
*   AEP Industries, Inc.                                                               798               36,700               0.0%
*   Berry Plastics Group, Inc.                                                       7,339              190,961               0.1%
*   Boise Cascade Co.                                                               11,009              396,985               0.2%
*   Calgon Carbon Corp.                                                             14,882              312,968               0.2%
#   Chase Corp.                                                                        710               25,468               0.0%
*   Chemtura Corp.                                                                  29,202              680,115               0.4%
    Compass Minerals International, Inc.                                            11,247              963,643               0.5%
#   Deltic Timber Corp.                                                              2,880              187,459               0.1%
*   Ferro Corp.                                                                     26,019              341,369               0.2%
*   Flotek Industries, Inc.                                                         16,349              362,294               0.2%
    FutureFuel Corp.                                                                 5,377               71,622               0.0%
    Globe Specialty Metals, Inc.                                                    21,485              404,133               0.2%
    Hawkins, Inc.                                                                      560               21,566               0.0%
#   HB Fuller Co.                                                                   15,550              652,633               0.4%
*   Headwaters, Inc.                                                                19,916              252,933               0.1%
    Innophos Holdings, Inc.                                                          6,547              373,179               0.2%
    Innospec, Inc.                                                                   6,466              261,032               0.1%
*   KapStone Paper and Packaging Corp.                                              32,658            1,004,560               0.6%
    Koppers Holdings, Inc.                                                           5,780              228,194               0.1%
    Minerals Technologies, Inc.                                                     11,016              845,037               0.5%
    Myers Industries, Inc.                                                           8,079              120,700               0.1%
    Neenah Paper, Inc.                                                               4,385              267,529               0.2%
#*  OMNOVA Solutions, Inc.                                                           6,309               44,352               0.0%
#*  Penford Corp.                                                                    1,600               30,160               0.0%
    PolyOne Corp.                                                                    8,049              297,893               0.2%
    Quaker Chemical Corp.                                                            3,597              295,242               0.2%
    Schweitzer-Mauduit International, Inc.                                           8,318              358,173               0.2%
    Sensient Technologies Corp.                                                     15,465              915,219               0.5%
    Silgan Holdings, Inc.                                                            8,729              429,118               0.2%
    Stepan Co.                                                                       5,243              232,160               0.1%
*   Stillwater Mining Co.                                                            6,349               83,362               0.0%
*   Trecora Resources                                                                  900               11,835               0.0%
#   United States Lime & Minerals, Inc.                                              1,260               88,339               0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE+          OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
Materials -- (Continued)
    US Silica Holdings, Inc.                                                        16,970    $         761,953               0.4%
#   Wausau Paper Corp.                                                               2,648               26,189               0.0%
    Worthington Industries, Inc.                                                    21,875              845,469               0.5%
                                                                                              -----------------    --------------
Total Materials                                                                                      12,420,544               6.8%
                                                                                              -----------------    --------------
Real Estate Investment Trusts -- (0.0%)
*   CareTrust REIT, Inc.                                                             4,959               77,013               0.0%
                                                                                              -----------------    --------------
Telecommunication Services -- (0.5%)
    Cogent Communications Holdings, Inc.                                            13,990              474,821               0.3%
#   Consolidated Communications Holdings, Inc.                                       9,749              252,499               0.1%
    IDT Corp. Class B                                                                5,146               84,806               0.0%
    Inteliquent, Inc.                                                                8,251              138,864               0.1%
#   Lumos Networks Corp.                                                             4,959               85,295               0.1%
#   NTELOS Holdings Corp.                                                            4,994               50,339               0.0%
*   Vonage Holdings Corp.                                                           55,181              192,030               0.1%
                                                                                              -----------------    --------------
Total Telecommunication Services                                                                      1,278,654               0.7%
                                                                                              -----------------    --------------
TOTAL COMMON STOCKS                                                                                 181,108,692              99.7%
                                                                                              -----------------    --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
    State Street Institutional Liquid Reserves, 0.077%                           1,381,063            1,381,063               0.8%
                                                                                              -----------------    --------------
SECURITIES LENDING COLLATERAL -- (21.8%)
(S)@ DFA Short Term Investment Fund                                              4,390,401           50,796,938              27.9%
                                                                                              -----------------    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $205,465,202)                                             $     233,286,693             128.4%
                                                                                              =================    ==============

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                     -----------------------------------------------------------------------------
                                                          LEVEL 1            LEVEL 2             LEVEL 3              TOTAL
                                                     -----------------  ------------------  -----------------  -------------------
Common Stocks
    Consumer Discretionary                           $      43,066,744                  --                 --  $        43,066,744
    Consumer Staples                                         7,704,189                  --                 --            7,704,189
    Energy                                                   4,099,497                  --                 --            4,099,497
    Financials                                              12,802,441                  --                 --           12,802,441
    Health Care                                             21,887,548                  --                 --           21,887,548
    Industrials                                             35,776,397                  --                 --           35,776,397
    Information Technology                                  41,995,665                  --                 --           41,995,665
    Materials                                               12,420,544                  --                 --           12,420,544
    Real Estate Investment Trusts                               77,013                  --                 --               77,013
    Telecommunication Services                               1,278,654                  --                 --            1,278,654
Temporary Cash Investments                                   1,381,063                  --                 --            1,381,063
Securities Lending Collateral                                       --  $       50,796,938                 --           50,796,938
                                                     -----------------  ------------------  -----------------  -------------------
TOTAL                                                $     182,489,755  $       50,796,938                 --  $       233,286,693
                                                     =================  ==================  =================  ===================

                    INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
COMMON STOCKS -- (93.1%)
AUSTRALIA -- (6.6%)
#   ALS, Ltd.                                                                        3,363    $          16,655               0.0%
    Amcor, Ltd.                                                                     68,361              710,054               0.5%
#   Aristocrat Leisure, Ltd.                                                        30,171              171,528               0.1%
#   BHP Billiton, Ltd. Sponsored ADR                                                23,600            1,402,784               1.0%
    Brambles, Ltd.                                                                  88,576              744,998               0.5%
    Caltex Australia, Ltd.                                                           3,607               99,348               0.1%
#   carsales.com, Ltd.                                                               7,310               68,980               0.1%
    Coca-Cola Amatil, Ltd.                                                          27,567              222,448               0.2%
#   Cochlear, Ltd.                                                                   3,232              209,472               0.2%
    Commonwealth Bank of Australia                                                  26,243            1,866,125               1.3%
    Computershare, Ltd.                                                             15,022              163,029               0.1%
#   CSL, Ltd.                                                                       22,146            1,563,571               1.1%
#   Flight Centre Travel Group, Ltd.                                                 1,791               66,455               0.1%
#   Insurance Australia Group, Ltd.                                                 78,781              455,552               0.3%
    James Hardie Industries P.L.C.                                                  17,058              181,952               0.1%
#   Leighton Holdings, Ltd.                                                          1,711               33,311               0.0%
    Monadelphous Group, Ltd.                                                           597                6,622               0.0%
#   Navitas, Ltd.                                                                    5,081               23,745               0.0%
#   Platinum Asset Management, Ltd.                                                  8,848               51,361               0.0%
    Ramsay Health Care, Ltd.                                                         4,253              196,609               0.1%
#   REA Group, Ltd.                                                                  2,985              119,523               0.1%
    Rio Tinto, Ltd.                                                                  5,466              291,875               0.2%
    Seek, Ltd.                                                                      10,470              153,646               0.1%
    Telstra Corp., Ltd.                                                            105,740              526,178               0.4%
    TPG Telecom, Ltd.                                                                5,986               38,759               0.0%
#   Woolworths, Ltd.                                                                20,666              655,847               0.5%
                                                                                              -----------------    --------------
TOTAL AUSTRALIA                                                                                      10,040,427               7.1%
                                                                                              -----------------    --------------
AUSTRIA -- (0.1%)
    Andritz AG                                                                       2,299              111,097               0.1%
    Voestalpine AG                                                                     493               19,749               0.0%
                                                                                              -----------------    --------------
TOTAL AUSTRIA                                                                                           130,846               0.1%
                                                                                              -----------------    --------------
CANADA -- (10.1%)
    Agrium, Inc.                                                                     1,100              107,623               0.1%
    Alimentation Couche-Tard, Inc. Class B                                          16,800              570,161               0.4%
#   ARC Resources, Ltd.                                                             19,900              469,315               0.3%
    Baytex Energy Corp.                                                              6,661              203,494               0.2%
    BCE, Inc.                                                                        6,100              270,889               0.2%
#   Bombardier, Inc. Class B                                                        56,003              184,349               0.1%
    Canadian Imperial Bank of Commerce                                               6,201              566,461               0.4%
    Canadian National Railway Co.                                                   12,780              902,012               0.6%
    Canadian Oil Sands, Ltd.                                                        22,498              352,526               0.3%
    Canadian Pacific Railway, Ltd.                                                   3,000              623,040               0.4%
*   Canfor Corp.                                                                     6,300              146,677               0.1%
    CCL Industries, Inc. Class B                                                       700               70,767               0.1%
    Cenovus Energy, Inc.                                                            12,946              320,543               0.2%
*   CGI Group, Inc. Class A                                                         12,300              422,241               0.3%
    CI Financial Corp.                                                              14,300              415,785               0.3%
#   Cineplex, Inc.                                                                     500               18,837               0.0%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
    Constellation Software, Inc.                                                     1,145    $         322,557               0.2%
#   Crescent Point Energy Corp.                                                        800               26,441               0.0%
    Dollarama, Inc.                                                                  3,400              298,716               0.2%
    Encana Corp.                                                                    25,966              483,747               0.3%
#   Enerplus Corp.                                                                  11,600              166,119               0.1%
    Finning International, Inc.                                                      9,452              244,047               0.2%
    Gibson Energy, Inc.                                                              2,400               69,803               0.1%
#   Inter Pipeline, Ltd.                                                             3,044               95,907               0.1%
    Jean Coutu Group PJC, Inc. (The) Class A                                         2,800               64,196               0.1%
    Keyera Corp.                                                                     1,900              151,150               0.1%
    Linamar Corp.                                                                    3,853              196,812               0.1%
    Magna International, Inc.                                                        5,000              493,501               0.4%
#   Manitoba Telecom Services, Inc.                                                    900               23,725               0.0%
    Methanex Corp.                                                                   5,093              302,219               0.2%
    Metro, Inc.                                                                      2,600              182,707               0.1%
    National Bank of Canada                                                          2,000               93,483               0.1%
    Onex Corp.                                                                       4,900              276,466               0.2%
    Open Text Corp.                                                                  1,900              104,728               0.1%
    Peyto Exploration & Development Corp.                                            9,200              259,662               0.2%
    Potash Corp. of Saskatchewan, Inc.                                              11,304              386,258               0.3%
    Progressive Waste Solutions, Ltd.                                                5,496              160,533               0.1%
    Quebecor, Inc. Class B                                                           4,600              118,076               0.1%
    Rogers Communications, Inc. Class B                                              7,802              293,745               0.2%
    Royal Bank of Canada                                                            22,679            1,609,997               1.1%
    Saputo, Inc.                                                                     8,200              232,675               0.2%
    Shaw Communications, Inc. Class B                                               27,712              711,644               0.5%
    ShawCor, Ltd.                                                                    3,400              149,780               0.1%
    Stantec, Inc.                                                                      685               43,402               0.0%
    TELUS Corp.                                                                      6,311              226,249               0.2%
    Tim Hortons, Inc.                                                                5,400              437,508               0.3%
#   Trilogy Energy Corp.                                                             3,300               51,416               0.0%
*   Valeant Pharmaceuticals International, Inc.                                      7,400              983,559               0.7%
#   Vermilion Energy, Inc.                                                           5,800              329,150               0.2%
    Westjet Airlines, Ltd.                                                             400               11,318               0.0%
                                                                                              -----------------    --------------
TOTAL CANADA                                                                                         15,246,016              10.8%
                                                                                              -----------------    --------------
FINLAND -- (0.8%)
    Elisa Oyj                                                                          737               20,246               0.0%
#   Kone Oyj Class B                                                                 9,623              414,443               0.3%
    Metso Oyj                                                                        3,469              113,340               0.1%
    Nokia Oyj                                                                       32,070              267,974               0.2%
    Nokian Renkaat Oyj                                                               1,003               28,335               0.0%
    Orion Oyj Class A                                                                  609               20,462               0.0%
    Orion Oyj Class B                                                                2,349               79,893               0.1%
    Wartsila Oyj Abp                                                                 4,550              210,973               0.1%
                                                                                              -----------------    --------------
TOTAL FINLAND                                                                                         1,155,666               0.8%
                                                                                              -----------------    --------------
FRANCE -- (8.1%)
    Accor SA                                                                         4,956              208,213               0.2%
    Aeroports de Paris                                                                 500               59,182               0.0%
    Air Liquide SA                                                                   5,142              620,721               0.4%
    Airbus Group NV                                                                 13,405              800,293               0.6%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (Continued)
*   Alcatel-Lucent                                                                  40,241    $         122,947               0.1%
#   Arkema SA                                                                        3,058              188,746               0.1%
    AtoS                                                                             3,610              249,481               0.2%
    Bureau Veritas SA                                                               11,054              273,409               0.2%
    Cap Gemini SA                                                                    2,965              195,085               0.1%
    Carrefour SA                                                                    49,219            1,442,624               1.0%
#   Christian Dior SA                                                                1,524              269,675               0.2%
    Cie Generale des Etablissements Michelin                                         6,307              547,807               0.4%
    Danone SA                                                                        8,739              597,158               0.4%
    Dassault Systemes                                                                1,668              105,769               0.1%
    Eiffage SA                                                                       1,082               57,522               0.0%
    Essilor International SA                                                         6,276              693,008               0.5%
    Eutelsat Communications SA                                                       7,700              249,625               0.2%
    Iliad SA                                                                         1,307              285,770               0.2%
    Imerys SA                                                                        1,165               83,598               0.1%
#   Ingenico                                                                         1,324              131,901               0.1%
    JCDecaux SA                                                                      2,948               97,847               0.1%
    L'Oreal SA                                                                       1,665              261,299               0.2%
    Legrand SA                                                                       7,599              408,988               0.3%
    LVMH Moet Hennessy Louis Vuitton SA                                              4,443              754,172               0.5%
    Pernod Ricard SA                                                                 1,653              188,296               0.1%
    Plastic Omnium SA                                                                1,842               41,951               0.0%
    Publicis Groupe SA                                                               5,322              369,122               0.3%
    Safran SA                                                                        6,536              413,948               0.3%
    SEB SA                                                                             146               11,947               0.0%
    SES SA                                                                          15,552              536,881               0.4%
    Societe BIC SA                                                                     306               38,172               0.0%
    Sodexo                                                                           2,693              259,802               0.2%
    Technip SA                                                                       1,864              134,675               0.1%
    Thales SA                                                                        6,670              331,232               0.2%
    Valeo SA                                                                         3,772              422,957               0.3%
    Vinci SA                                                                        10,247              584,881               0.4%
    Zodiac Aerospace                                                                 5,208              158,910               0.1%
                                                                                              -----------------    --------------
TOTAL FRANCE                                                                                         12,197,614               8.6%
                                                                                              -----------------    --------------
GERMANY -- (7.4%)
    BASF SE                                                                         22,149            1,957,089               1.4%
    Bayer AG                                                                        24,249            3,468,135               2.5%
    Brenntag AG                                                                      5,617              272,546               0.2%
    Continental AG                                                                   2,685              528,853               0.4%
    Deutsche Post AG                                                                20,600              648,690               0.5%
    Fielmann AG                                                                        762               49,725               0.0%
    Fresenius SE & Co. KGaA                                                          3,675              189,101               0.1%
    Fuchs Petrolub SE                                                                1,057               38,899               0.0%
    Henkel AG & Co. KGaA                                                             2,153              195,963               0.1%
    Hugo Boss AG                                                                     2,042              271,297               0.2%
    Lanxess AG                                                                         830               43,232               0.0%
    MAN SE                                                                             137               15,613               0.0%
    Merck KGaA                                                                       2,380              215,448               0.2%
    MTU Aero Engines AG                                                                713               62,534               0.0%
    RWE AG                                                                          28,425            1,008,569               0.7%
    SAP SE                                                                           6,968              474,768               0.3%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
GERMANY -- (Continued)
#   SAP SE Sponsored ADR                                                             8,450    $         575,698               0.4%
    Symrise AG                                                                       2,728              153,803               0.1%
*   ThyssenKrupp AG                                                                 26,123              629,605               0.5%
    United Internet AG                                                               7,500              294,138               0.2%
#   Wacker Chemie AG                                                                   617               74,767               0.1%
                                                                                              -----------------    --------------
TOTAL GERMANY                                                                                        11,168,473               7.9%
                                                                                              -----------------    --------------
HONG KONG -- (3.0%)
#   ASM Pacific Technology, Ltd.                                                     4,400               48,487               0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                                             84,800              117,957               0.1%
    Galaxy Entertainment Group, Ltd.                                                80,000              547,548               0.4%
*   Global Brands Group Holding, Ltd.                                              130,000               28,643               0.0%
    Hang Seng Bank, Ltd.                                                            16,600              281,275               0.2%
    Hong Kong & China Gas Co., Ltd.                                                103,000              240,524               0.2%
    Hong Kong Exchanges and Clearing, Ltd.                                          25,207              559,676               0.4%
#   L'Occitane International SA                                                     23,750               56,079               0.0%
    Li & Fung, Ltd.                                                                130,000              158,604               0.1%
#   Melco Crown Entertainment, Ltd.                                                 18,900              170,332               0.1%
    MGM China Holdings, Ltd.                                                        75,600              243,039               0.2%
    PCCW, Ltd.                                                                     322,976              205,738               0.2%
#   Prada SpA                                                                       35,400              217,927               0.2%
    Samsonite International SA                                                      54,000              179,427               0.1%
    Sands China, Ltd.                                                               82,800              516,967               0.4%
    SJM Holdings, Ltd.                                                              90,000              189,759               0.1%
    Techtronic Industries Co., Ltd.                                                 81,500              255,670               0.2%
    Television Broadcasts, Ltd.                                                      3,500               19,095               0.0%
#   VTech Holdings, Ltd.                                                             5,900               73,732               0.1%
#   Wynn Macau, Ltd.                                                               124,000              447,473               0.3%
    Xinyi Glass Holdings, Ltd.                                                      22,000               12,942               0.0%
#   Xinyi Solar Holdings, Ltd.                                                      22,000                7,446               0.0%
                                                                                              -----------------    --------------
TOTAL HONG KONG                                                                                       4,578,340               3.3%
                                                                                              -----------------    --------------
ISRAEL -- (0.4%)
    Bezeq The Israeli Telecommunication Corp., Ltd.                                 67,434              115,253               0.1%
    Delek Group, Ltd.                                                                  101               34,911               0.0%
    Elbit Systems, Ltd.                                                                535               32,541               0.0%
    Israel Chemicals, Ltd.                                                           8,982               60,556               0.0%
    Teva Pharmaceutical Industries, Ltd.                                             6,372              359,682               0.3%
                                                                                              -----------------    --------------
TOTAL ISRAEL                                                                                            602,943               0.4%
                                                                                              -----------------    --------------
ITALY -- (2.3%)
    Atlantia SpA                                                                    22,935              541,661               0.4%
    CNH Industrial NV                                                               55,091              449,564               0.3%
    Eni SpA                                                                         52,070            1,109,346               0.8%
    Eni SpA Sponsored ADR                                                            3,010              127,925               0.1%
    GTECH SpA                                                                        1,461               34,051               0.0%
    Luxottica Group SpA                                                              5,648              288,091               0.2%
*   Mediaset SpA                                                                    36,220              121,333               0.1%
    Mediolanum SpA                                                                  13,251               89,340               0.1%
    Pirelli & C. SpA                                                                14,797              198,424               0.1%
    Prysmian SpA                                                                     5,038               87,314               0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
ITALY -- (Continued)
*   Saipem SpA                                                                      15,002    $         234,856               0.1%
    Salvatore Ferragamo SpA                                                          3,142               74,340               0.1%
    Tenaris SA                                                                       1,338               26,458               0.0%
#   Tod's SpA                                                                           17                1,568               0.0%
    UnipolSai SpA                                                                   10,796               29,028               0.0%
                                                                                              -----------------    --------------
TOTAL ITALY                                                                                           3,413,299               2.4%
                                                                                              -----------------    --------------
JAPAN -- (18.8%)
    ABC-Mart, Inc.                                                                     900               51,895               0.0%
    Air Water, Inc.                                                                  4,000               63,761               0.0%
    Alps Electric Co., Ltd.                                                          8,900              151,488               0.1%
    Anritsu Corp.                                                                    1,000                7,742               0.0%
    Asahi Group Holdings, Ltd.                                                       5,300              164,400               0.1%
    Asics Corp.                                                                      4,600              107,718               0.1%
    Bandai Namco Holdings, Inc.                                                      8,800              218,396               0.2%
    Benesse Holdings, Inc.                                                           3,400              107,285               0.1%
    Bridgestone Corp.                                                               19,700              658,329               0.5%
    Brother Industries, Ltd.                                                         9,300              165,582               0.1%
    Calbee, Inc.                                                                     2,000               70,049               0.1%
    Canon, Inc.                                                                     18,600              570,651               0.4%
#   Casio Computer Co., Ltd.                                                         3,000               47,837               0.0%
#*  COLOPL, Inc.                                                                     2,200               71,259               0.1%
#   Cosmos Pharmaceutical Corp.                                                        500               71,490               0.1%
    Daicel Corp.                                                                     7,000               80,692               0.1%
#   Daihatsu Motor Co., Ltd.                                                         3,000               42,579               0.0%
    Daiichikosho Co., Ltd.                                                             500               12,618               0.0%
    Daikin Industries, Ltd.                                                          4,100              256,283               0.2%
    Daito Trust Construction Co., Ltd.                                               4,000              498,403               0.4%
    Daiwa House Industry Co., Ltd.                                                   4,000               75,678               0.1%
    Daiwa Securities Group, Inc.                                                     6,000               47,418               0.0%
#   Dena Co., Ltd.                                                                   6,400               82,702               0.1%
    Denso Corp.                                                                      7,500              343,752               0.2%
    DIC Corp.                                                                       21,000               43,039               0.0%
#   Disco Corp.                                                                        500               34,130               0.0%
    Don Quijote Holdings Co., Ltd.                                                   1,000               59,916               0.0%
    Dowa Holdings Co., Ltd.                                                         13,000              109,468               0.1%
    Ebara Corp.                                                                     11,000               60,439               0.0%
    Eisai Co., Ltd.                                                                  2,200               86,040               0.1%
#   FamilyMart Co., Ltd.                                                             3,700              148,566               0.1%
    Fast Retailing Co., Ltd.                                                           900              334,582               0.2%
    Fuji Electric Co., Ltd.                                                         28,000              123,017               0.1%
    Fuji Heavy Industries, Ltd.                                                     13,600              452,651               0.3%
    Fujitsu, Ltd.                                                                   45,000              273,576               0.2%
#   Gree, Inc.                                                                       7,200               51,564               0.0%
    GS Yuasa Corp.                                                                  13,000               64,904               0.1%
#   GungHo Online Entertainment, Inc.                                               25,000              100,765               0.1%
    Haseko Corp.                                                                    15,200              111,415               0.1%
    Heiwa Corp.                                                                      2,100               43,000               0.0%
    Hikari Tsushin, Inc.                                                               200               13,267               0.0%
    Hino Motors, Ltd.                                                               12,600              184,377               0.1%
    Hitachi High-Technologies Corp.                                                  1,000               30,549               0.0%
    Hitachi Metals, Ltd.                                                            10,000              168,828               0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Hitachi, Ltd.                                                                  123,000    $         966,469               0.7%
    Honda Motor Co., Ltd.                                                            2,900               92,711               0.1%
    Hoshizaki Electric Co., Ltd.                                                       300               14,531               0.0%
    Hoya Corp.                                                                       9,700              343,252               0.2%
#   IHI Corp.                                                                       56,000              269,955               0.2%
    Isuzu Motors, Ltd.                                                              35,500              463,182               0.3%
#   Ito En, Ltd.                                                                     4,000               79,548               0.1%
    Izumi Co., Ltd.                                                                  1,300               41,826               0.0%
    Japan Airport Terminal Co., Ltd.                                                   600               23,672               0.0%
    Japan Aviation Electronics Industry, Ltd.                                        2,000               39,626               0.0%
    Japan Exchange Group, Inc.                                                       3,300               81,860               0.1%
#   Japan Steel Works, Ltd. (The)                                                    2,000                7,154               0.0%
    Japan Tobacco, Inc.                                                             19,700              672,145               0.5%
    JGC Corp.                                                                        6,000              154,199               0.1%
    JTEKT Corp.                                                                      4,900               78,808               0.1%
    Kakaku.com, Inc.                                                                 7,900              107,562               0.1%
    Kaken Pharmaceutical Co., Ltd.                                                   1,000               25,054               0.0%
    Kao Corp.                                                                        8,400              327,550               0.2%
    Kawasaki Heavy Industries, Ltd.                                                 87,000              341,726               0.2%
    KDDI Corp.                                                                      16,700            1,096,680               0.8%
#   Keihan Electric Railway Co., Ltd.                                                3,000               14,704               0.0%
    Kewpie Corp.                                                                     1,400               24,199               0.0%
    Koito Manufacturing Co., Ltd.                                                    4,700              141,622               0.1%
    Komatsu, Ltd.                                                                   14,700              347,057               0.2%
    Kose Corp.                                                                         700               28,607               0.0%
    Kubota Corp.                                                                    23,000              366,114               0.3%
    Lawson, Inc.                                                                     3,200              217,079               0.2%
    M3, Inc.                                                                         9,200              153,534               0.1%
    Mazda Motor Corp.                                                               14,700              347,314               0.3%
    Meiji Holdings Co., Ltd.                                                         1,800              151,025               0.1%
    Minebea Co., Ltd.                                                               12,000              164,429               0.1%
    Miraca Holdings, Inc.                                                            2,900              121,740               0.1%
    MISUMI Group, Inc.                                                               1,000               31,554               0.0%
    Mitsubishi Electric Corp.                                                       48,000              618,902               0.4%
    Mitsubishi Heavy Industries, Ltd.                                               22,000              137,237               0.1%
    Mitsubishi Motors Corp.                                                         26,400              271,635               0.2%
#   MonotaRO Co., Ltd.                                                                 400               10,569               0.0%
    Murata Manufacturing Co., Ltd.                                                   1,800              202,249               0.1%
#   Nabtesco Corp.                                                                   1,700               41,141               0.0%
    Nachi-Fujikoshi Corp.                                                            4,000               24,857               0.0%
    NEC Corp.                                                                      131,000              463,265               0.3%
    Nexon Co., Ltd.                                                                  1,500               13,218               0.0%
    NGK Insulators, Ltd.                                                             2,000               43,076               0.0%
    NGK Spark Plug Co., Ltd.                                                         4,700              122,578               0.1%
#   Nidec Corp.                                                                      3,400              224,647               0.2%
    Nihon Kohden Corp.                                                                 800               40,901               0.0%
#   Nikon Corp.                                                                        400                5,481               0.0%
    Nippon Kayaku Co., Ltd.                                                          3,000               39,447               0.0%
#   Nippon Paint Holdings Co., Ltd.                                                  3,000               68,122               0.1%
    Nissan Chemical Industries, Ltd.                                                 3,700               68,601               0.1%
    Nissan Shatai Co., Ltd.                                                          2,000               27,521               0.0%
    Nitori Holdings Co., Ltd.                                                        1,900              120,414               0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Nitto Denko Corp.                                                                4,500    $         243,378               0.2%
    Nomura Research Institute, Ltd.                                                  1,900               62,669               0.0%
    NSK, Ltd.                                                                       19,000              248,864               0.2%
    NTT Data Corp.                                                                   5,800              226,730               0.2%
    NTT DOCOMO, Inc.                                                                 5,300               89,389               0.1%
    Oki Electric Industry Co., Ltd.                                                 29,000               67,380               0.1%
*   Olympus Corp.                                                                    6,300              226,202               0.2%
    Omron Corp.                                                                      4,100              194,072               0.1%
    Oracle Corp. Japan                                                               1,800               69,684               0.1%
    Oriental Land Co., Ltd.                                                            800              171,071               0.1%
    Otsuka Corp.                                                                     1,500               55,775               0.0%
    Panasonic Corp.                                                                 63,400              762,781               0.5%
    Park24 Co., Ltd.                                                                 4,800               72,632               0.1%
    Pigeon Corp.                                                                     1,700              105,973               0.1%
    Rakuten, Inc.                                                                   13,000              146,594               0.1%
#   Resorttrust, Inc.                                                                1,900               45,807               0.0%
    Rinnai Corp.                                                                       600               53,296               0.0%
    Rohto Pharmaceutical Co., Ltd.                                                   1,000               14,506               0.0%
    Ryohin Keikaku Co., Ltd.                                                           300               40,509               0.0%
#   Sanrio Co., Ltd.                                                                 2,100               60,716               0.0%
    Sanwa Holdings Corp.                                                             5,000               34,670               0.0%
    Sawai Pharmaceutical Co., Ltd.                                                     800               47,662               0.0%
    SCSK Corp.                                                                       1,100               29,572               0.0%
    Secom Co., Ltd.                                                                  3,300              203,363               0.1%
    Seiko Epson Corp.                                                                7,800              361,957               0.3%
    Sekisui Chemical Co., Ltd.                                                       4,000               49,853               0.0%
    Seven & I Holdings Co., Ltd.                                                    13,600              531,163               0.4%
#   Seven Bank, Ltd.                                                                17,400               72,669               0.1%
#*  Sharp Corp.                                                                     92,000              231,698               0.2%
    Shimamura Co., Ltd.                                                                300               26,386               0.0%
    Shimano, Inc.                                                                    1,000              132,605               0.1%
#   Shiseido Co., Ltd.                                                              11,600              192,492               0.1%
#   Showa Shell Sekiyu K.K.                                                          1,400               12,012               0.0%
    Softbank Corp.                                                                  24,300            1,769,026               1.3%
    Sony Financial Holdings, Inc.                                                    4,800               76,631               0.1%
    Stanley Electric Co., Ltd.                                                       3,800               77,256               0.1%
    Starbucks Coffee Japan, Ltd.                                                     1,800               23,528               0.0%
    Start Today Co., Ltd.                                                            2,900               62,748               0.0%
    Sugi Holdings Co., Ltd.                                                            600               26,204               0.0%
#   Sumco Corp.                                                                      2,500               33,623               0.0%
    Sumitomo Realty & Development Co., Ltd.                                          4,000              149,956               0.1%
    Sumitomo Rubber Industries, Ltd.                                                 1,500               20,732               0.0%
    Sundrug Co., Ltd.                                                                  900               43,477               0.0%
    Suruga Bank, Ltd.                                                                3,700               77,354               0.1%
    Suzuki Motor Corp.                                                               1,200               40,222               0.0%
    Sysmex Corp.                                                                     4,900              209,182               0.2%
    Taiheiyo Cement Corp.                                                           81,000              297,185               0.2%
    Takata Corp.                                                                     1,500               19,602               0.0%
    Terumo Corp.                                                                     9,500              237,487               0.2%
    Topcon Corp.                                                                       700               16,436               0.0%
    Toray Industries, Inc.                                                           4,000               26,854               0.0%
    Toshiba Corp.                                                                  125,000              552,014               0.4%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    TOTO, Ltd.                                                                      13,000    $         146,690               0.1%
    Toyo Tire & Rubber Co., Ltd.                                                     2,300               37,941               0.0%
    Toyota Motor Corp. Sponsored ADR                                                16,171            1,962,351               1.4%
    Trend Micro, Inc.                                                                3,800              128,043               0.1%
    TS Tech Co., Ltd.                                                                  700               17,205               0.0%
#   Tsumura & Co.                                                                      800               17,901               0.0%
    Tsuruha Holdings, Inc.                                                           1,000               59,041               0.0%
    Unicharm Corp.                                                                   3,900               90,688               0.1%
    United Arrows, Ltd.                                                                400               14,990               0.0%
    USS Co., Ltd.                                                                    5,900               92,854               0.1%
#   Wacom Co., Ltd.                                                                  2,700               10,359               0.0%
    Yahoo Japan Corp.                                                               25,700               92,587               0.1%
#   Yakult Honsha Co., Ltd.                                                          1,600               88,607               0.1%
    Yamaha Motor Co., Ltd.                                                          13,200              249,714               0.2%
    Yamato Holdings Co., Ltd.                                                       11,200              239,480               0.2%
#   Yaskawa Electric Corp.                                                           8,100              104,994               0.1%
    Yokogawa Electric Corp.                                                          6,200               86,260               0.1%
    Yokohama Rubber Co., Ltd. (The)                                                  2,000               18,155               0.0%
    Zeon Corp.                                                                       3,000               27,769               0.0%
                                                                                              -----------------    --------------
TOTAL JAPAN                                                                                          28,471,725              20.2%
                                                                                              -----------------    --------------
NETHERLANDS -- (2.8%)
#   Akzo Nobel NV                                                                    6,664              444,399               0.3%
    ASML Holding NV                                                                    712               70,995               0.1%
    Heineken NV                                                                      2,953              220,601               0.1%
    Koninklijke Ahold NV                                                            16,346              273,775               0.2%
    Koninklijke Boskalis Westminster NV                                                141                7,522               0.0%
    Koninklijke KPN NV                                                              33,578              110,530               0.1%
    Koninklijke Vopak NV                                                             1,802               90,369               0.1%
    Reed Elsevier NV                                                                33,537              772,533               0.5%
    Unilever NV(B12T3J1)                                                            22,309              864,662               0.6%
    Unilever NV(904784709)                                                          22,285              863,098               0.6%
    Wolters Kluwer NV                                                                9,196              245,521               0.2%
    Ziggo NV                                                                         3,794              185,406               0.1%
                                                                                              -----------------    --------------
TOTAL NETHERLANDS                                                                                     4,149,411               2.9%
                                                                                              -----------------    --------------
NORWAY -- (0.7%)
#   Akastor ASA                                                                      4,592               15,817               0.0%
    Aker ASA Class A                                                                   361                8,805               0.0%
*   DNO ASA                                                                         19,807               47,988               0.0%
#   Gjensidige Forsikring ASA                                                        1,300               23,614               0.0%
    Leroey Seafood Group ASA                                                           574               21,714               0.0%
    Marine Harvest ASA                                                               3,600               50,985               0.0%
    Prosafe SE                                                                       1,899                8,688               0.0%
    Schibsted ASA                                                                    1,134               59,979               0.1%
    Seadrill, Ltd.                                                                     798               18,354               0.0%
    Statoil ASA                                                                     22,445              513,663               0.4%
    Telenor ASA                                                                     11,774              264,758               0.2%
#   TGS Nopec Geophysical Co. ASA                                                    3,315               77,331               0.1%
                                                                                              -----------------    --------------
TOTAL NORWAY                                                                                          1,111,696               0.8%
                                                                                              -----------------    --------------

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SINGAPORE -- (1.1%)
#   Ezion Holdings, Ltd.                                                            62,000    $          73,010               0.1%
    First Resources, Ltd.                                                           30,000               48,602               0.0%
    Great Eastern Holdings, Ltd.                                                     2,000               37,359               0.0%
    Jardine Cycle & Carriage, Ltd.                                                   4,000              124,338               0.1%
    Keppel Corp., Ltd.                                                              15,000              109,998               0.1%
    M1, Ltd.                                                                        15,000               40,746               0.0%
    Petra Foods, Ltd.                                                               13,000               38,532               0.0%
    Raffles Medical Group, Ltd.                                                      5,000               14,803               0.0%
    SembCorp Industries, Ltd.                                                       48,000              181,588               0.1%
#   SembCorp Marine, Ltd.                                                           24,000               67,993               0.0%
    Singapore Exchange, Ltd.                                                        40,000              217,989               0.2%
    Singapore Post, Ltd.                                                            72,000              110,511               0.1%
    Singapore Technologies Engineering, Ltd.                                        77,000              224,805               0.2%
    Singapore Telecommunications, Ltd.                                             113,000              332,590               0.2%
    StarHub, Ltd.                                                                   30,000               96,429               0.1%
                                                                                              -----------------    --------------
TOTAL SINGAPORE                                                                                       1,719,293               1.2%
                                                                                              -----------------    --------------
SPAIN -- (2.9%)
    Abengoa SA Class B                                                               4,006               16,932               0.0%
#   Abertis Infraestructuras SA                                                     21,037              438,681               0.3%
    ACS Actividades de Construccion y Servicios SA                                   9,016              334,647               0.2%
    Amadeus IT Holding SA Class A                                                    9,689              356,479               0.3%
    Distribuidora Internacional de Alimentacion SA                                  27,625              175,523               0.1%
    Enagas SA                                                                        4,869              163,402               0.1%
    Ferrovial SA                                                                    10,866              222,156               0.2%
    Gas Natural SDG SA                                                              12,317              355,675               0.3%
    Grifols SA                                                                       3,957              161,581               0.1%
    Inditex SA                                                                       8,010              225,346               0.2%
    Red Electrica Corp. SA                                                           2,960              258,649               0.2%
    Telefonica SA                                                                  103,667            1,559,948               1.1%
    Zardoya Otis SA                                                                  3,390               39,528               0.0%
                                                                                              -----------------    --------------
TOTAL SPAIN                                                                                           4,308,547               3.1%
                                                                                              -----------------    --------------
SWEDEN -- (2.6%)
    Alfa Laval AB                                                                    9,310              191,915               0.1%
    Assa Abloy AB Class B                                                            2,032              107,868               0.1%
    Atlas Copco AB Class A                                                           9,083              263,096               0.2%
    Atlas Copco AB Class B                                                           5,278              139,803               0.1%
    Electrolux AB Series B                                                          12,868              364,612               0.3%
#   Elekta AB Class B                                                                7,119               73,005               0.1%
    Getinge AB Class B                                                               6,441              147,777               0.1%
    Hennes & Mauritz AB Class B                                                     19,659              784,384               0.5%
    Hexpol AB                                                                          550               48,728               0.0%
*   Lundin Petroleum AB                                                              6,457               91,267               0.1%
#   Millicom International Cellular SA                                               4,618              376,900               0.3%
#   NCC AB Class B                                                                   3,686              108,424               0.1%
    Sandvik AB                                                                      52,493              576,641               0.4%
    Securitas AB Class B                                                            14,199              157,120               0.1%
    Skanska AB Class B                                                               2,409               49,106               0.0%
    SKF AB Class B                                                                  12,762              255,973               0.2%
    Volvo AB Class A                                                                 3,143               36,635               0.0%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWEDEN -- (Continued)
    Volvo AB Class B                                                                15,960    $         184,185               0.1%
                                                                                              -----------------    --------------
TOTAL SWEDEN                                                                                          3,957,439               2.8%
                                                                                              -----------------    --------------
SWITZERLAND -- (7.8%)
    Actelion, Ltd.                                                                   2,846              338,945               0.2%
    DKSH Holding AG                                                                    266               19,668               0.0%
*   Dufry AG                                                                           654               94,287               0.1%
    EMS-Chemie Holding AG                                                              240               86,431               0.1%
#   Galenica AG                                                                        174              148,897               0.1%
    Geberit AG                                                                       1,241              423,597               0.3%
    Givaudan SA                                                                        323              539,401               0.4%
    Kuehne + Nagel International AG                                                  1,962              255,708               0.2%
    Nestle SA                                                                       45,332            3,324,381               2.4%
    Partners Group Holding AG                                                          491              130,661               0.1%
    Roche Holding AG(7108918)                                                          584              166,344               0.1%
    Roche Holding AG(7110388)                                                       15,287            4,511,215               3.2%
    Schindler Holding AG                                                               468               63,359               0.0%
    SGS SA                                                                             180              395,734               0.3%
    Sika AG                                                                            108              386,059               0.3%
    Swisscom AG                                                                        808              476,333               0.3%
    Syngenta AG                                                                      1,536              475,019               0.3%
                                                                                              -----------------    --------------
TOTAL SWITZERLAND                                                                                    11,836,039               8.4%
                                                                                              -----------------    --------------
UNITED KINGDOM -- (17.6%)
    Admiral Group P.L.C.                                                             5,907              126,393               0.1%
    Aggreko P.L.C.                                                                  13,718              334,691               0.2%
    Ashtead Group P.L.C.                                                            28,960              485,203               0.3%
    AstraZeneca P.L.C. Sponsored ADR                                                31,965            2,331,527               1.7%
    Babcock International Group P.L.C.                                              15,329              269,040               0.2%
    BAE Systems P.L.C.                                                             190,928            1,406,043               1.0%
    BHP Billiton P.L.C.                                                              3,093               79,913               0.1%
#   British American Tobacco P.L.C. Sponsored ADR                                   19,321            2,194,093               1.6%
    British Sky Broadcasting Group P.L.C.                                           55,855              791,591               0.6%
    Bunzl P.L.C.                                                                     5,093              138,303               0.1%
    Burberry Group P.L.C.                                                           13,705              336,781               0.2%
    Capita P.L.C.                                                                   36,154              635,657               0.5%
    Centrica P.L.C.                                                                280,963            1,362,663               1.0%
    Compass Group P.L.C.                                                            51,215              826,649               0.6%
    Croda International P.L.C.                                                       2,435               89,526               0.1%
    Daily Mail & General Trust P.L.C.                                                1,645               20,815               0.0%
    Diageo P.L.C. Sponsored ADR                                                      5,957              702,747               0.5%
    easyJet P.L.C.                                                                   4,846              116,444               0.1%
    Experian P.L.C.                                                                 40,939              615,565               0.4%
    G4S P.L.C.                                                                      85,441              349,731               0.2%
    GKN P.L.C.                                                                      87,682              448,049               0.3%
    GlaxoSmithKline P.L.C. Sponsored ADR                                            61,428            2,794,360               2.0%
    Hargreaves Lansdown P.L.C.                                                       9,742              155,231               0.1%
    Hikma Pharmaceuticals P.L.C.                                                       750               22,748               0.0%
    IMI P.L.C.                                                                       8,287              162,274               0.1%
    Imperial Tobacco Group P.L.C.                                                   20,837              905,197               0.6%
    Informa P.L.C.                                                                   2,667               20,561               0.0%
    Inmarsat P.L.C.                                                                  3,568               39,176               0.0%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
*   International Consolidated Airlines Group SA                                    31,220    $         204,803               0.1%
    Intertek Group P.L.C.                                                            4,925              214,662               0.2%
    ITV P.L.C.                                                                     116,732              379,225               0.3%
    Johnson Matthey P.L.C.                                                           6,256              298,671               0.2%
    London Stock Exchange Group P.L.C.                                               6,331              204,435               0.1%
    Marks & Spencer Group P.L.C.                                                    51,467              335,144               0.2%
    Mondi P.L.C.                                                                    11,211              189,471               0.1%
    Next P.L.C.                                                                      9,239              953,804               0.7%
    Petrofac, Ltd.                                                                   8,704              147,475               0.1%
    Reckitt Benckiser Group P.L.C.                                                   4,961              417,833               0.3%
    Reed Elsevier P.L.C.                                                            69,314            1,140,718               0.8%
    Rexam P.L.C.                                                                    21,492              163,809               0.1%
    Rio Tinto P.L.C.                                                                 8,920              424,426               0.3%
    Rio Tinto P.L.C. Sponsored ADR                                                   9,713              465,933               0.3%
    Sage Group P.L.C. (The)                                                         33,131              200,623               0.1%
    Shire P.L.C.                                                                     5,267              353,399               0.3%
    Smith & Nephew P.L.C.                                                            6,672              113,259               0.1%
    Smiths Group P.L.C.                                                             19,342              361,245               0.3%
*   Sports Direct International P.L.C.                                               6,321               65,286               0.0%
    SSE P.L.C.                                                                      29,762              762,829               0.5%
    St James's Place P.L.C.                                                         17,977              214,956               0.2%
    Tate & Lyle P.L.C.                                                              10,279               99,481               0.1%
    TUI Travel P.L.C.                                                               15,005               95,884               0.1%
    Unilever P.L.C. Sponsored ADR                                                   21,159              851,227               0.6%
    Weir Group P.L.C. (The)                                                          6,514              238,079               0.2%
                                                                                              -----------------    --------------
TOTAL UNITED KINGDOM                                                                                 26,657,648              18.9%
                                                                                              -----------------    --------------
TOTAL COMMON STOCKS                                                                                 140,745,422              99.7%
                                                                                              -----------------    --------------
PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
*   Rolls-Royce Holdings P.L.C.                                                  2,453,850                3,925               0.0%
                                                                                              -----------------    --------------

                                                                                                   VALUE+
                                                                                              -----------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@ DFA Short Term Investment Fund                                                894,875           10,353,700               7.3%
                                                                                              -----------------    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $150,850,877)                                             $     151,103,047             107.0%
                                                                                              =================    ==============

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                     -----------------------------------------------------------------------------
                                                          LEVEL 1            LEVEL 2             LEVEL 3              TOTAL
                                                     -----------------  ------------------  -----------------  -------------------
Common Stocks
    Australia                                        $       1,402,784  $        8,637,643                 --  $        10,040,427
    Austria                                                         --             130,846                 --              130,846
    Canada                                                  15,246,016                  --                 --           15,246,016
    Finland                                                         --           1,155,666                 --            1,155,666
    France                                                          --          12,197,614                 --           12,197,614
    Germany                                                    575,698          10,592,775                 --           11,168,473
    Hong Kong                                                       --           4,578,340                 --            4,578,340
    Israel                                                          --             602,943                 --              602,943
    Italy                                                      127,925           3,285,374                 --            3,413,299
    Japan                                                    1,962,351          26,509,374                 --           28,471,725
    Netherlands                                                863,098           3,286,313                 --            4,149,411
    Norway                                                      18,354           1,093,342                 --            1,111,696
    Singapore                                                       --           1,719,293                 --            1,719,293
    Spain                                                           --           4,308,547                 --            4,308,547
    Sweden                                                          --           3,957,439                 --            3,957,439
    Switzerland                                                     --          11,836,039                 --           11,836,039
    United Kingdom                                           9,339,887          17,317,761                 --           26,657,648
Preferred Stocks
    United Kingdom                                                  --               3,925                 --                3,925
Securities Lending Collateral                                       --          10,353,700                 --           10,353,700
                                                     -----------------  ------------------  -----------------  -------------------
TOTAL                                                $      29,536,113  $      121,566,934                 --  $       151,103,047
                                                     =================  ==================  =================  ===================

                    INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2014

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
COMMON STOCKS -- (86.8%)
AUSTRALIA -- (5.7%)
#   Acrux, Ltd.                                                                     11,401    $          10,935               0.0%
    Adelaide Brighton, Ltd.                                                         42,802              127,637               0.2%
    Ainsworth Game Technology, Ltd.                                                  6,491               17,415               0.0%
#   Amcom Telecommunications, Ltd.                                                  14,775               29,016               0.0%
    Ansell, Ltd.                                                                     1,614               28,311               0.0%
#   ARB Corp., Ltd.                                                                  6,064               70,343               0.1%
#   Aristocrat Leisure, Ltd.                                                        41,954              238,517               0.4%
    Automotive Holdings Group, Ltd.                                                 19,987               67,385               0.1%
#   BC Iron, Ltd.                                                                    6,971                6,605               0.0%
#   Blackmores, Ltd.                                                                   920               26,545               0.0%
#   Breville Group, Ltd.                                                             8,325               49,988               0.1%
    BT Investment Management, Ltd.                                                   7,248               39,929               0.1%
#   Cabcharge Australia, Ltd.                                                       12,275               53,531               0.1%
#   Cardno, Ltd.                                                                     6,981               34,282               0.1%
#   carsales.com, Ltd.                                                              24,967              235,598               0.4%
#   Cash Converters International, Ltd.                                              8,625                8,273               0.0%
    Cedar Woods Properties, Ltd.                                                     4,365               26,589               0.0%
    Corporate Travel Management, Ltd.                                                4,585               36,473               0.1%
    Domino's Pizza Enterprises, Ltd.                                                 6,936              165,318               0.3%
*   Drillsearch Energy, Ltd.                                                        40,510               42,303               0.1%
    DuluxGroup, Ltd.                                                                45,270              213,940               0.3%
#   Fleetwood Corp., Ltd.                                                            1,564                2,391               0.0%
    GUD Holdings, Ltd.                                                               5,809               36,769               0.1%
#   GWA Group, Ltd.                                                                 24,576               59,152               0.1%
#   iiNET, Ltd.                                                                     13,324               94,025               0.1%
    Infomedia, Ltd.                                                                 23,777               25,072               0.0%
#   Invocare, Ltd.                                                                  10,858              115,857               0.2%
#   IOOF Holdings, Ltd.                                                             23,673              188,824               0.3%
    Iress, Ltd.                                                                     15,832              137,755               0.2%
#   JB Hi-Fi, Ltd.                                                                  11,250              154,917               0.2%
#   M2 Group, Ltd.                                                                  16,791              116,508               0.2%
#   Magellan Financial Group, Ltd.                                                   9,611              114,093               0.2%
*   Mayne Pharma Group, Ltd.                                                        45,652               30,535               0.0%
    McMillan Shakespeare, Ltd.                                                       2,990               28,294               0.0%
#   Mineral Resources, Ltd.                                                         15,952              119,576               0.2%
#   Monadelphous Group, Ltd.                                                         8,935               99,104               0.1%
    Mortgage Choice, Ltd.                                                            3,804                8,807               0.0%
#   Myer Holdings, Ltd.                                                             25,576               43,434               0.1%
    Navitas, Ltd.                                                                   23,241              108,611               0.2%
#   NIB Holdings, Ltd.                                                              47,994              138,313               0.2%
    Northern Star Resources, Ltd.                                                   52,552               50,683               0.1%
    Perpetual, Ltd.                                                                  4,797              196,137               0.3%
    Prime Media Group, Ltd.                                                          1,965                1,480               0.0%
#   Reckon, Ltd.                                                                       656                1,057               0.0%
#   Regis Resources, Ltd.                                                           25,978               31,548               0.0%
#   Reject Shop, Ltd. (The)                                                          1,182                8,624               0.0%
    SAI Global, Ltd.                                                                18,141               65,665               0.1%
    Sandfire Resources NL                                                            7,522               37,326               0.1%
    Servcorp, Ltd.                                                                   2,630               12,059               0.0%
    Sirtex Medical, Ltd.                                                             5,008              114,999               0.2%
    Slater & Gordon, Ltd.                                                           13,030               70,401               0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
AUSTRALIA -- (Continued)
    SMS Management & Technology, Ltd.                                                2,109    $           7,328               0.0%
#   Super Retail Group, Ltd.                                                        16,174              104,950               0.2%
    Tabcorp Holdings, Ltd.                                                          81,545              292,923               0.4%
    Technology One, Ltd.                                                            16,566               48,914               0.1%
*   Tiger Resources, Ltd.                                                           59,872               13,637               0.0%
    Tox Free Solutions, Ltd.                                                         8,865               19,016               0.0%
    Village Roadshow, Ltd.                                                           7,745               47,975               0.1%
    Vocus Communications, Ltd.                                                       7,125               37,171               0.1%
#   Wotif.com Holdings, Ltd.                                                         5,744               15,361               0.0%
                                                                                              -----------------    --------------
TOTAL AUSTRALIA                                                                                       4,328,224               6.6%
                                                                                              -----------------    --------------
AUSTRIA -- (0.5%)
    DO & CO AG                                                                         188               11,369               0.0%
    Mayr Melnhof Karton AG                                                             547               58,705               0.1%
    Oesterreichische Post AG                                                         3,575              174,479               0.2%
    RHI AG                                                                           1,810               46,399               0.1%
#   Rosenbauer International AG                                                        176               16,059               0.0%
    Semperit AG Holding                                                                955               47,302               0.1%
    Zumtobel Group AG                                                                2,541               44,810               0.1%
                                                                                              -----------------    --------------
TOTAL AUSTRIA                                                                                           399,123               0.6%
                                                                                              -----------------    --------------
BELGIUM -- (0.8%)
*   AGFA-Gevaert NV                                                                 12,958               32,692               0.0%
    Arseus NV                                                                        3,035              121,073               0.2%
    Cie d'Entreprises CFE                                                              706               76,350               0.1%
    Econocom Group SA                                                                3,958               25,583               0.0%
#   EVS Broadcast Equipment SA                                                       1,049               33,998               0.1%
    Exmar NV                                                                         2,528               35,338               0.1%
    Kinepolis Group NV                                                               1,315               52,675               0.1%
    Lotus Bakeries                                                                      12               14,002               0.0%
    Melexis NV                                                                       1,867               85,252               0.1%
*   Mobistar SA                                                                      2,794               59,911               0.1%
#*  Tessenderlo Chemie NV                                                            1,998               51,835               0.1%
                                                                                              -----------------    --------------
TOTAL BELGIUM                                                                                           588,709               0.9%
                                                                                              -----------------    --------------
CANADA -- (9.0%)
#   AG Growth International, Inc.                                                      800               33,163               0.1%
    Altus Group, Ltd.                                                                3,277               63,531               0.1%
    AutoCanada, Inc.                                                                 2,209              122,695               0.2%
#*  Avigilon Corp.                                                                   4,303               59,522               0.1%
    Badger Daylighting, Ltd.                                                         4,038               99,208               0.2%
*   Bankers Petroleum, Ltd.                                                         23,600               90,669               0.1%
*   Birchcliff Energy, Ltd.                                                          5,300               41,006               0.1%
#   Bird Construction, Inc.                                                          2,100               25,098               0.0%
    Black Diamond Group, Ltd.                                                        3,937               67,244               0.1%
#   BMTC Group, Inc. Class A                                                           100                1,375               0.0%
#   Bonterra Energy Corp.                                                            2,473              111,181               0.2%
#   Canadian Energy Services & Technology Corp.                                     17,151              132,393               0.2%
    CanElson Drilling, Inc.                                                          5,763               28,175               0.0%
#   Canexus Corp.                                                                    5,800               19,916               0.0%
    CCL Industries, Inc. Class B                                                     1,100              111,205               0.2%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
#   Cineplex, Inc.                                                                   7,209    $         271,589               0.4%
    Cogeco Cable, Inc.                                                               1,403               76,508               0.1%
    Computer Modelling Group, Ltd.                                                   6,200               64,418               0.1%
    Contrans Group, Inc. Class A                                                     1,900               25,169               0.0%
    Corus Entertainment, Inc. Class B                                                4,100               75,448               0.1%
*   DeeThree Exploration, Ltd.                                                       8,213               46,856               0.1%
*   Delphi Energy Corp.                                                              8,789               16,454               0.0%
    DH Corp.                                                                         8,443              269,685               0.4%
#   DirectCash Payments, Inc.                                                          200                2,822               0.0%
    Enghouse Systems, Ltd.                                                           1,507               50,623               0.1%
#   Extendicare, Inc.                                                                7,771               56,263               0.1%
    FirstService Corp.                                                               3,292              173,969               0.3%
*   Fortuna Silver Mines, Inc.                                                       4,100               14,187               0.0%
    Gamehost, Inc.                                                                     100                1,477               0.0%
    Gluskin Sheff + Associates, Inc.                                                 1,918               50,101               0.1%
*   Great Canadian Gaming Corp.                                                      4,600               83,425               0.1%
    High Liner Foods, Inc.                                                             600               11,728               0.0%
#   Horizon North Logistics, Inc.                                                    7,940               22,403               0.0%
#*  Imax Corp.                                                                       6,684              196,834               0.3%
#*  Imperial Metals Corp.                                                            3,438               29,071               0.0%
#   Innergex Renewable Energy, Inc.                                                  8,900               87,101               0.1%
*   Interfor Corp.                                                                   1,300               19,770               0.0%
    Intertape Polymer Group, Inc.                                                    2,900               42,482               0.1%
    K-Bro Linen, Inc.                                                                  300               10,541               0.0%
    Leon's Furniture, Ltd.                                                             932               11,891               0.0%
    Linamar Corp.                                                                    3,827              195,484               0.3%
    Lucara Diamond Corp.                                                            15,900               32,165               0.1%
    MacDonald Dettwiler & Associates, Ltd.                                           2,494              190,173               0.3%
#   Manitoba Telecom Services, Inc.                                                  1,515               39,937               0.1%
    Martinrea International, Inc.                                                    7,385               78,302               0.1%
#   Medical Facilities Corp.                                                         1,747               27,932               0.0%
*   Mitel Networks Corp.                                                             3,164               29,505               0.0%
    Morneau Shepell, Inc.                                                            2,300               33,958               0.1%
#   MTY Food Group, Inc.                                                               400               11,637               0.0%
#   Mullen Group, Ltd.                                                               9,454              183,703               0.3%
    Norbord, Inc.                                                                    2,330               45,585               0.1%
    North West Co., Inc. (The)                                                       5,293              109,425               0.2%
#   Northland Power, Inc.                                                           10,300              153,259               0.2%
*   Parex Resources, Inc.                                                           10,932              100,197               0.2%
#   Parkland Fuel Corp.                                                              7,300              142,820               0.2%
#   Pason Systems, Inc.                                                              6,129              146,665               0.2%
*   Performance Sports Group, Ltd.                                                     884               15,295               0.0%
    PHX Energy Services Corp.                                                        1,117               11,616               0.0%
#   Premium Brands Holdings Corp.                                                    1,500               32,940               0.1%
    Richelieu Hardware, Ltd.                                                         1,800               85,396               0.1%
#   Ritchie Bros Auctioneers, Inc.                                                   9,291              227,112               0.4%
*   RMP Energy, Inc.                                                                14,000               73,537               0.1%
*   Rock Energy, Inc.                                                                2,811               13,793               0.0%
#   Rogers Sugar, Inc.                                                               5,200               20,485               0.0%
    Russel Metals, Inc.                                                              5,800              169,052               0.3%
*   Sandvine Corp.                                                                  14,532               36,103               0.1%
    Secure Energy Services, Inc.                                                     9,651              178,711               0.3%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
CANADA -- (Continued)
    ShawCor, Ltd.                                                                    3,617    $         159,340               0.2%
    Stantec, Inc.                                                                    2,700              171,072               0.3%
    Stella-Jones, Inc.                                                               3,100               90,025               0.1%
#   Student Transportation, Inc.                                                     4,855               30,499               0.1%
#   Superior Plus Corp.                                                             13,538              146,665               0.2%
#   Surge Energy, Inc.                                                              12,993               72,052               0.1%
    Toromont Industries, Ltd.                                                        6,299              150,398               0.2%
    Total Energy Services, Inc.                                                      1,161               20,170               0.0%
    TransForce, Inc.                                                                 9,493              232,134               0.4%
#   Twin Butte Energy, Ltd.                                                          9,719               12,935               0.0%
    Vicwest, Inc.                                                                      400                3,684               0.0%
#   Wajax Corp.                                                                      1,408               45,062               0.1%
    Western Forest Products, Inc.                                                   20,245               41,674               0.1%
    WesternOne, Inc.                                                                   984                5,518               0.0%
    Westshore Terminals Investment Corp.                                             5,787              176,375               0.3%
#   Whitecap Resources, Inc.                                                        17,351              224,614               0.3%
    Winpak, Ltd.                                                                     2,800               73,910               0.1%
                                                                                              -----------------    --------------
TOTAL CANADA                                                                                          6,758,110              10.3%
                                                                                              -----------------    --------------
DENMARK -- (1.5%)
    Ambu A.S. Class B                                                                  459               32,434               0.0%
*   Auriga Industries A.S. Class B                                                   1,188               61,385               0.1%
    GN Store Nord A.S.                                                              16,833              391,661               0.6%
    IC Group A.S.                                                                      105                2,689               0.0%
*   Royal UNIBREW                                                                    1,003              163,954               0.3%
    SimCorp A.S.                                                                     3,906              117,876               0.2%
*   Topdanmark A.S.                                                                 10,580              336,760               0.5%
                                                                                              -----------------    --------------
TOTAL DENMARK                                                                                         1,106,759               1.7%
                                                                                              -----------------    --------------
FINLAND -- (2.1%)
    Elisa Oyj                                                                       13,157              361,427               0.5%
    F-Secure Oyj                                                                     5,196               12,691               0.0%
#   Konecranes Oyj                                                                   3,098               86,814               0.1%
    Lassila & Tikanoja Oyj                                                           2,121               39,135               0.1%
    Metso Oyj                                                                        5,759              188,159               0.3%
    Olvi Oyj Class A                                                                 1,139               33,622               0.1%
    Orion Oyj Class A                                                                2,936               98,649               0.1%
    Orion Oyj Class B                                                                9,907              336,953               0.5%
#   Outotec Oyj                                                                     15,384              101,812               0.1%
    Ramirent Oyj                                                                     4,342               34,654               0.1%
    Tieto Oyj                                                                        4,221              107,019               0.2%
    Tikkurila Oyj                                                                    2,557               52,805               0.1%
    Uponor Oyj                                                                       4,075               54,166               0.1%
    Vacon Oyj                                                                        1,992               84,406               0.1%
                                                                                              -----------------    --------------
TOTAL FINLAND                                                                                         1,592,312               2.4%
                                                                                              -----------------    --------------
FRANCE -- (4.0%)
#*  Air France-KLM                                                                   3,745               31,638               0.0%
    Akka Technologies SA                                                               302                9,876               0.0%
    Albioma SA                                                                         566               12,277               0.0%
    Alten SA                                                                         2,298               98,292               0.2%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
FRANCE -- (Continued)
    Altran Technologies SA                                                          10,720    $         105,318               0.2%
    Assystem                                                                           239                4,826               0.0%
    BioMerieux                                                                       1,292              136,258               0.2%
    Boiron SA                                                                          704               62,674               0.1%
    Burelle SA                                                                          13                8,874               0.0%
*   Etablissements Maurel et Prom                                                    4,965               59,342               0.1%
    Eurofins Scientific SE                                                           1,101              278,488               0.4%
    Faurecia                                                                         7,509              243,232               0.4%
*   GameLoft SE                                                                      4,857               24,934               0.0%
    Groupe Crit                                                                        163                8,354               0.0%
#   Ingenico                                                                         4,052              403,674               0.6%
    Ipsen SA                                                                         3,952              194,259               0.3%
    Lectra                                                                             904                8,921               0.0%
    LISI                                                                             1,265               31,739               0.1%
    Metropole Television SA                                                          5,668               98,089               0.2%
    Montupet                                                                           671               52,078               0.1%
#   Neopost SA                                                                       3,699              256,710               0.4%
    NextRadioTV                                                                        543               16,249               0.0%
    Norbert Dentressangle SA                                                           145               21,194               0.0%
    Plastic Omnium SA                                                                6,978              158,924               0.2%
    Sartorius Stedim Biotech                                                           337               61,430               0.1%
    SEB SA                                                                           2,236              182,971               0.3%
    Societe d'Edition de Canal +                                                     3,505               26,038               0.0%
    Sopra Group SA                                                                   1,039               77,882               0.1%
    Stallergenes SA                                                                     98                6,143               0.0%
    Synergie SA                                                                      1,429               32,769               0.1%
*   Technicolor SA                                                                  34,077              201,191               0.3%
    Thermador Groupe                                                                    49                4,570               0.0%
    Vilmorin & Cie SA                                                                  337               33,830               0.1%
    Virbac SA                                                                          389               86,923               0.1%
                                                                                              -----------------    --------------
TOTAL FRANCE                                                                                          3,039,967               4.6%
                                                                                              -----------------    --------------
GERMANY -- (4.3%)
    Amadeus Fire AG                                                                    499               35,417               0.1%
    Bertrandt AG                                                                       402               52,622               0.1%
    Borussia Dortmund GmbH & Co. KGaA                                                4,998               26,469               0.0%
#   CANCOM SE                                                                        1,290               52,949               0.1%
    Carl Zeiss Meditec AG                                                            1,848               49,724               0.1%
    CAT Oil AG                                                                       2,230               42,477               0.1%
    Cewe Stiftung & Co. KGAA                                                           382               25,142               0.0%
    CompuGroup Medical AG                                                            1,703               39,091               0.1%
    CTS Eventim AG & Co., KGaA                                                       4,348              114,890               0.2%
#   Delticom AG                                                                        277                5,784               0.0%
*   Dialog Semiconductor P.L.C.                                                      7,596              262,304               0.4%
    Drillisch AG                                                                     4,190              145,933               0.2%
    Duerr AG                                                                         2,833              199,002               0.3%
    ElringKlinger AG                                                                 3,628              110,973               0.2%
    Fielmann AG                                                                      2,096              136,776               0.2%
    Gerresheimer AG                                                                  3,339              185,788               0.3%
    Gerry Weber International AG                                                     2,521              101,400               0.1%
    GFT Technologies AG                                                                792               10,970               0.0%
    Hamburger Hafen und Logistik AG                                                  2,185               47,890               0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
GERMANY -- (Continued)
    Krones AG                                                                        1,351    $         129,615               0.2%
#   KUKA AG                                                                          2,922              184,155               0.3%
#   LPKF Laser & Electronics AG                                                      1,773               22,732               0.0%
    MTU Aero Engines AG                                                              4,854              425,721               0.6%
    Nemetschek AG                                                                      356               35,483               0.1%
    Norma Group SE                                                                   3,153              147,794               0.2%
    Pfeiffer Vacuum Technology AG                                                    1,009               78,576               0.1%
    Rational AG                                                                        335              104,984               0.2%
    Schaltbau Holding AG                                                               371               22,792               0.0%
    SHW AG                                                                             431               19,685               0.0%
    Stada Arzneimittel AG                                                            4,810              185,333               0.3%
    Stroeer Media S.E.                                                               1,951               44,520               0.1%
    Takkt AG                                                                         2,073               32,331               0.0%
*   Tom Tailor Holding AG                                                              145                2,033               0.0%
    Wincor Nixdorf AG                                                                3,345              153,837               0.2%
    XING AG                                                                            120               12,745               0.0%
                                                                                              -----------------    --------------
TOTAL GERMANY                                                                                         3,247,937               4.9%
                                                                                              -----------------    --------------
HONG KONG -- (3.0%)
    APT Satellite Holdings, Ltd.                                                    20,000               29,275               0.1%
    Asia Satellite Telecommunications Holdings, Ltd.                                   500                1,742               0.0%
    Bonjour Holdings, Ltd.                                                          77,000                9,646               0.0%
    Cafe de Coral Holdings, Ltd.                                                    36,000              129,079               0.2%
    Chow Sang Sang Holdings International, Ltd.                                     25,000               61,870               0.1%
    CITIC Telecom International Holdings, Ltd.                                      68,000               27,192               0.0%
    Emperor Entertainment Hotel, Ltd.                                               45,000               13,520               0.0%
    Future Bright Holdings, Ltd.                                                    30,000               11,497               0.0%
    Giordano International, Ltd.                                                   106,000               54,001               0.1%
    Hong Kong Aircraft Engineering Co., Ltd.                                         1,200               13,185               0.0%
    Johnson Electric Holdings, Ltd.                                                 26,875               90,980               0.1%
#   L'Occitane International SA                                                     38,500               90,907               0.1%
    Lee's Pharmaceutical Holdings, Ltd.                                             10,000               13,720               0.0%
    Lifestyle International Holdings, Ltd.                                          42,500               80,304               0.1%
    Luk Fook Holdings International, Ltd.                                           30,000               89,257               0.1%
    Man Wah Holdings, Ltd.                                                          27,200               40,626               0.1%
    NagaCorp, Ltd.                                                                 138,000              116,040               0.2%
#   Newocean Energy Holdings, Ltd.                                                  92,000               43,339               0.1%
    Pacific Textiles Holdings, Ltd.                                                 44,000               59,220               0.1%
    Paradise Entertainment, Ltd.                                                    36,000               14,902               0.0%
    PCCW, Ltd.                                                                     356,519              227,105               0.4%
#   SA SA International Holdings, Ltd.                                             118,000               81,581               0.1%
    Sitoy Group Holdings, Ltd.                                                      19,000               15,672               0.0%
    SmarTone Telecommunications Holdings, Ltd.                                      29,500               38,130               0.1%
    Stella International Holdings, Ltd.                                             45,000              129,106               0.2%
    Television Broadcasts, Ltd.                                                     33,000              180,040               0.3%
*   United Laboratories International Holdings, Ltd. (The)                          24,000               18,535               0.0%
    Value Partners Group, Ltd.                                                      91,000               68,582               0.1%
    Varitronix International, Ltd.                                                  17,000               14,165               0.0%
    Vitasoy International Holdings, Ltd.                                            72,000               99,194               0.2%
#   VTech Holdings, Ltd.                                                            17,400              217,446               0.3%
    Xinyi Glass Holdings, Ltd.                                                     212,000              124,712               0.2%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
HONG KONG -- (Continued)
#   Xinyi Solar Holdings, Ltd.                                                     122,000    $          41,289               0.1%
                                                                                              -----------------    --------------
TOTAL HONG KONG                                                                                       2,245,859               3.4%
                                                                                              -----------------    --------------
IRELAND -- (0.5%)
    Irish Continental Group P.L.C.                                                   9,635               33,665               0.1%
    Paddy Power P.L.C.                                                               4,890              356,905               0.5%
                                                                                              -----------------    --------------
TOTAL IRELAND                                                                                           390,570               0.6%
                                                                                              -----------------    --------------
ISRAEL -- (0.6%)
    Cellcom Israel, Ltd.                                                             4,942               50,791               0.1%
    Delek Automotive Systems, Ltd.                                                   2,499               24,983               0.0%
    Elbit Systems, Ltd.                                                                312               18,977               0.0%
*   EZchip Semiconductor, Ltd.                                                       2,211               45,678               0.1%
    Frutarom Industries, Ltd.                                                        3,959              100,182               0.2%
    Ituran Location and Control, Ltd.                                                  960               19,562               0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                                             1,629               10,872               0.0%
*   Nova Measuring Instruments, Ltd.                                                 1,029               10,247               0.0%
    Osem Investments, Ltd.                                                             718               13,811               0.0%
*   Partner Communications Co., Ltd.                                                 6,476               43,327               0.1%
    Paz Oil Co., Ltd.                                                                   79               11,165               0.0%
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.                               276               12,487               0.0%
    Shikun & Binui, Ltd.                                                            13,092               30,231               0.1%
    Shufersal, Ltd.                                                                  3,705                9,160               0.0%
    Strauss Group, Ltd.                                                              1,581               25,703               0.1%
                                                                                              -----------------    --------------
TOTAL ISRAEL                                                                                            427,176               0.7%
                                                                                              -----------------    --------------
ITALY -- (2.8%)
    Aeroporto di Venezia Marco Polo SpA - SAVE                                         790               12,727               0.0%
    Amplifon SpA                                                                     7,223               42,287               0.1%
    Ansaldo STS SpA                                                                 12,692              145,800               0.2%
*   Autogrill SpA                                                                   13,444               91,116               0.2%
    Banca Generali SpA                                                               5,741              152,325               0.2%
    Banca IFIS SpA                                                                   1,224               21,557               0.0%
    Brembo SpA                                                                       2,439               80,881               0.1%
#   Brunello Cucinelli SpA                                                           1,668               33,797               0.1%
    De' Longhi                                                                       4,535               88,753               0.1%
    DiaSorin SpA                                                                     2,190               84,485               0.1%
*   Indesit Co. SpA                                                                  1,371               18,858               0.0%
    Industria Macchine Automatiche SpA                                               1,053               41,285               0.1%
#*  Maire Tecnimont SpA                                                              7,684               16,393               0.0%
    MARR SpA                                                                         2,776               44,268               0.1%
*   Mediaset SpA                                                                    40,963              137,222               0.2%
#*  Piaggio & C SpA                                                                 12,594               35,217               0.1%
    Prysmian SpA                                                                    23,589              408,825               0.6%
#*  RCS MediaGroup SpA                                                                 722                  762               0.0%
    Recordati SpA                                                                   11,404              197,320               0.3%
    Reply SpA                                                                          270               19,924               0.0%
    Salvatore Ferragamo SpA                                                          3,499               82,787               0.1%
*   Sogefi SpA                                                                       2,339                6,088               0.0%
#   Tod's SpA                                                                        1,214              112,005               0.2%
*   World Duty Free SpA                                                             13,368              113,505               0.2%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
ITALY -- (Continued)
*   Yoox SpA                                                                         6,139    $         113,508               0.2%
    Zignago Vetro SpA                                                                1,559               10,740               0.0%
                                                                                              -----------------    --------------
TOTAL ITALY                                                                                           2,112,435               3.2%
                                                                                              -----------------    --------------
JAPAN -- (20.1%)
    Accordia Golf Co., Ltd.                                                          9,600              101,149               0.2%
#   Adastria Holdings Co., Ltd.                                                      1,500               33,367               0.1%
    Aderans Co., Ltd.                                                                1,900               22,618               0.0%
    Aeon Delight Co., Ltd.                                                           2,000               48,858               0.1%
    Ai Holdings Corp.                                                                3,400               67,275               0.1%
    Aica Kogyo Co., Ltd.                                                             4,900              101,425               0.2%
    Ain Pharmaciez, Inc.                                                             1,800               48,762               0.1%
#   Akebono Brake Industry Co., Ltd.                                                 7,200               28,065               0.0%
    Alps Electric Co., Ltd.                                                         14,000              238,296               0.4%
    Anest Iwata Corp.                                                                1,400               10,185               0.0%
    Anritsu Corp.                                                                   15,600              120,781               0.2%
    Arcs Co., Ltd.                                                                   1,400               30,854               0.1%
    Artnature, Inc.                                                                  1,400               18,933               0.0%
    As One Corp.                                                                     1,400               40,008               0.1%
    Asahi Co., Ltd.                                                                    900               10,007               0.0%
    Asahi Holdings, Inc.                                                             1,800               29,965               0.1%
    Asahi Intecc Co., Ltd.                                                           1,800               82,492               0.1%
#   ASKUL Corp.                                                                      1,700               35,326               0.1%
#   Atom Corp.                                                                       2,000               10,930               0.0%
    Avex Group Holdings, Inc.                                                        3,900               57,929               0.1%
    Axial Retailing, Inc.                                                              600               12,085               0.0%
    Belc Co., Ltd.                                                                     500               13,811               0.0%
#   Bic Camera, Inc.                                                                 7,100               62,251               0.1%
    BML, Inc.                                                                          800               23,889               0.0%
    Broadleaf Co., Ltd.                                                              1,800               28,449               0.0%
    Bunka Shutter Co., Ltd.                                                          5,000               43,245               0.1%
    Canon Electronics, Inc.                                                          1,500               27,394               0.0%
    Capcom Co., Ltd.                                                                 5,200               80,794               0.1%
    CKD Corp.                                                                        5,100               44,741               0.1%
#*  Clarion Co., Ltd.                                                               14,000               46,072               0.1%
#   Colowide Co., Ltd.                                                               4,700               56,318               0.1%
    CONEXIO Corp.                                                                    1,000               10,815               0.0%
#   COOKPAD, Inc.                                                                      900               29,374               0.1%
    Create SD Holdings Co., Ltd.                                                       600               21,622               0.0%
    CROOZ, Inc.                                                                        700               12,837               0.0%
    Daido Metal Co., Ltd.                                                            2,000               23,499               0.0%
    Daifuku Co., Ltd.                                                                8,500               98,447               0.2%
    Daihen Corp.                                                                     7,000               24,784               0.0%
    Daiichikosho Co., Ltd.                                                           3,700               93,375               0.1%
    Daio Paper Corp.                                                                 9,000               77,342               0.1%
    Daiseki Co., Ltd.                                                                4,300               75,297               0.1%
    Dena Co., Ltd.                                                                   6,200               80,117               0.1%
    Dr Ci:Labo Co., Ltd.                                                             1,500               47,646               0.1%
    DTS Corp.                                                                        1,400               28,803               0.0%
    Eagle Industry Co., Ltd.                                                         3,000               57,542               0.1%
    Earth Chemical Co., Ltd.                                                         1,000               36,671               0.1%
    en-japan, Inc.                                                                     900               15,867               0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Enplas Corp.                                                                       700    $          26,477               0.0%
    EPS Corp.                                                                        1,700               20,093               0.0%
    F@N Communications, Inc.                                                         2,400               20,959               0.0%
#   Financial Products Group Co., Ltd.                                                 300                3,089               0.0%
#   FP Corp.                                                                         2,300               66,288               0.1%
    France Bed Holdings Co., Ltd.                                                   11,000               18,143               0.0%
#   Fudo Tetra Corp.                                                                11,800               28,943               0.1%
#   Fuji Kyuko Co., Ltd.                                                             5,000               51,958               0.1%
    Fuji Oil Co., Ltd.                                                               6,100               96,873               0.2%
#   Fuji Seal International, Inc.                                                    2,200               66,316               0.1%
    Fujibo Holdings, Inc.                                                            7,000               19,402               0.0%
    Fujimori Kogyo Co., Ltd.                                                           900               24,850               0.0%
#   Fujita Kanko, Inc.                                                               3,000               10,543               0.0%
#   Fujitec Co., Ltd.                                                                6,000               59,903               0.1%
    Fujitsu General, Ltd.                                                            6,000               75,110               0.1%
    Fukuda Corp.                                                                     2,000               21,059               0.0%
    Fukushima Industries Corp.                                                         600               11,791               0.0%
#   Furukawa Co., Ltd.                                                              27,000               53,066               0.1%
    Gecoss Corp.                                                                       700               11,609               0.0%
#   GMO internet, Inc.                                                               6,700               56,256               0.1%
#   GMO Payment Gateway, Inc.                                                        1,400               28,939               0.0%
#   Gree, Inc.                                                                       4,500               32,227               0.1%
    Gulliver International Co., Ltd.                                                 6,300               55,003               0.1%
    Gurunavi, Inc.                                                                   2,800               38,369               0.1%
    Happinet Corp.                                                                   1,300               22,298               0.0%
#   Harmonic Drive Systems, Inc.                                                     2,100               27,111               0.0%
    Haseko Corp.                                                                     6,800               49,843               0.1%
    Hazama Ando Corp.                                                               17,000              114,288               0.2%
    Heiwa Corp.                                                                      2,800               57,334               0.1%
    Hiday Hidaka Corp.                                                                 500               14,474               0.0%
#   Higashi Nihon House Co., Ltd.                                                      600                2,543               0.0%
#   Hitachi Kokusai Electric, Inc.                                                   5,000               74,895               0.1%
    Hokuto Corp.                                                                     2,400               43,757               0.1%
    Horiba, Ltd.                                                                     3,700              133,858               0.2%
#   Ichibanya Co., Ltd.                                                                600               28,217               0.0%
    Ichiyoshi Securities Co., Ltd.                                                   3,900               46,228               0.1%
    Iino Kaiun Kaisha, Ltd.                                                          7,900               43,653               0.1%
    Ikyu Corp.                                                                       1,400               19,053               0.0%
#   Internet Initiative Japan, Inc.                                                  3,600               63,210               0.1%
#   Iriso Electronics Co., Ltd.                                                        800               54,511               0.1%
#   IT Holdings Corp.                                                                3,000               49,018               0.1%
#   Iwatani Corp.                                                                   15,000              102,557               0.2%
    Jamco Corp.                                                                        600               13,258               0.0%
#*  Janome Sewing Machine Co., Ltd.                                                 16,000               24,830               0.0%
    Japan Airport Terminal Co., Ltd.                                                 2,900              114,414               0.2%
    Japan Aviation Electronics Industry, Ltd.                                        5,000               99,064               0.2%
#*  Japan Communications, Inc.                                                      10,500               46,018               0.1%
#   Japan Drilling Co., Ltd.                                                           400               16,722               0.0%
*   Japan Radio Co., Ltd.                                                            4,000               14,302               0.0%
    Jeol, Ltd.                                                                       4,000               19,239               0.0%
#   Jin Co., Ltd.                                                                    1,100               23,973               0.0%
    Jowa Holdings Co., Ltd.                                                            600               21,318               0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
#   JP-Holdings, Inc.                                                                2,700    $          10,024               0.0%
*   Juki Corp.                                                                      11,000               34,304               0.1%
#   K's Holdings Corp.                                                               4,000              110,469               0.2%
#   kabu.com Securities Co., Ltd.                                                    7,100               35,298               0.1%
#*  Kadokawa Dwango Corp.                                                            2,000               36,679               0.1%
    Kaken Pharmaceutical Co., Ltd.                                                   8,000              200,432               0.3%
    Kameda Seika Co., Ltd.                                                             800               24,172               0.0%
    Kanamoto Co., Ltd.                                                               3,000              109,501               0.2%
    Kanematsu Corp.                                                                 36,000               57,280               0.1%
*   Kappa Create Holdings Co., Ltd.                                                  1,000                9,182               0.0%
    Kasai Kogyo Co., Ltd.                                                            1,000                8,844               0.0%
    Kato Works Co., Ltd.                                                             2,000               14,725               0.0%
    Kinugawa Rubber Industrial Co., Ltd.                                             2,000                8,477               0.0%
    Kito Corp.                                                                         800                9,179               0.0%
    Komeri Co., Ltd.                                                                 3,100               69,687               0.1%
    Kose Corp.                                                                       2,100               85,821               0.1%
*   Kumagai Gumi Co., Ltd.                                                          27,000               97,687               0.2%
    Kura Corp.                                                                         800               21,689               0.0%
    Kusuri No Aoki Co., Ltd.                                                           300               14,725               0.0%
    Kyokuto Securities Co., Ltd.                                                     1,100               18,591               0.0%
    Kyokuyo Co., Ltd.                                                                8,000               18,715               0.0%
#   Kyoritsu Maintenance Co., Ltd.                                                     700               28,170               0.0%
    Kyowa Exeo Corp.                                                                 8,000               97,962               0.2%
    Lasertec Corp.                                                                     900               11,261               0.0%
*   Leopalace21 Corp.                                                               25,600              160,344               0.3%
    Life Corp.                                                                       1,600               25,663               0.0%
    Lion Corp.                                                                      20,000              112,997               0.2%
#*  Livesense, Inc.                                                                  1,000                7,486               0.0%
    Maeda Road Construction Co., Ltd.                                                6,000               92,487               0.1%
    Mandom Corp.                                                                     1,800               60,384               0.1%
    Mani, Inc.                                                                         600               38,348               0.1%
    Maruha Nichiro Corp.                                                             1,800               26,069               0.0%
#   Marvelous, Inc.                                                                  1,500               17,492               0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                                              3,300               95,971               0.2%
    Matsuya Co., Ltd.                                                                2,800               39,263               0.1%
    Meidensha Corp.                                                                 14,000               51,878               0.1%
#   Meiko Network Japan Co., Ltd.                                                      800                8,996               0.0%
    Meitec Corp.                                                                     3,100               97,213               0.2%
#   Message Co., Ltd.                                                                1,200               37,714               0.1%
#   Micronics Japan Co., Ltd.                                                        1,300               66,172               0.1%
    Milbon Co., Ltd.                                                                   880               28,271               0.0%
#   Misawa Homes Co., Ltd.                                                           1,900               17,417               0.0%
    Mitsuba Corp.                                                                    2,700               42,974               0.1%
#   Mitsubishi Pencil Co., Ltd.                                                      1,500               48,362               0.1%
    Mitsubishi Shokuhin Co., Ltd.                                                      900               20,273               0.0%
    Mochida Pharmaceutical Co., Ltd.                                                 1,300               81,293               0.1%
    Monex Group, Inc.                                                                  100                  255               0.0%
#   MonotaRO Co., Ltd.                                                               2,700               71,339               0.1%
    Morinaga & Co., Ltd.                                                            10,000               21,443               0.0%
#   Moshi Moshi Hotline, Inc.                                                        1,900               18,962               0.0%
    Musashi Seimitsu Industry Co., Ltd.                                              2,300               45,153               0.1%
    Nachi-Fujikoshi Corp.                                                           19,000              118,072               0.2%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Nakanishi, Inc.                                                                  1,500    $          51,300               0.1%
    NEC Networks & System Integration Corp.                                          2,100               45,628               0.1%
    Next Co., Ltd.                                                                   2,100               11,937               0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                                               4,900               80,998               0.1%
    Nichias Corp.                                                                   11,000               66,842               0.1%
#   Nichii Gakkan Co.                                                                3,800               29,487               0.1%
    Nichirei Corp.                                                                  22,000               93,635               0.1%
    Nichireki Co., Ltd.                                                              3,000               23,791               0.0%
    Nifco, Inc.                                                                      4,900              155,264               0.2%
    Nihon Kohden Corp.                                                               2,900              148,268               0.2%
    Nihon M&A Center, Inc.                                                           3,200               91,966               0.1%
    Nihon Nohyaku Co., Ltd.                                                          4,000               40,712               0.1%
    Nihon Parkerizing Co., Ltd.                                                      5,100              121,736               0.2%
#   Nihon Trim Co., Ltd.                                                               400                8,975               0.0%
    Nihon Unisys, Ltd.                                                               4,500               39,893               0.1%
    Nikkiso Co., Ltd.                                                                6,100               63,092               0.1%
#   Nippon Carbide Industries Co., Inc.                                              3,000                6,165               0.0%
#   Nippon Gas Co., Ltd.                                                             3,100               76,708               0.1%
    Nippon Parking Development Co., Ltd.                                            20,400               22,306               0.0%
*   Nippon Suisan Kaisha, Ltd.                                                      22,800               67,399               0.1%
#   Nipro Corp.                                                                     12,200              100,516               0.2%
    Nishio Rent All Co., Ltd.                                                        1,500               54,253               0.1%
    Nissan Shatai Co., Ltd.                                                          3,000               41,282               0.1%
    Nissha Printing Co., Ltd.                                                        3,000               48,370               0.1%
#   Nissin Electric Co., Ltd.                                                        2,000               10,823               0.0%
    Nissin Kogyo Co., Ltd.                                                           3,700               57,185               0.1%
    Nitto Boseki Co., Ltd.                                                          14,000               49,888               0.1%
    Nitto Kogyo Corp.                                                                2,600               45,455               0.1%
    NOF Corp.                                                                       14,000               92,781               0.1%
    Nohmi Bosai, Ltd.                                                                3,000               42,844               0.1%
    Nomura Co., Ltd.                                                                 3,000               28,753               0.0%
    NS Solutions Corp.                                                               1,700               52,333               0.1%
    NS United Kaiun Kaisha, Ltd.                                                     8,000               19,966               0.0%
#   Nuflare Technology, Inc.                                                           300               13,708               0.0%
    Obara Group, Inc.                                                                1,000               36,428               0.1%
#   Ohsho Food Service Corp.                                                           900               32,509               0.1%
#   Oiles Corp.                                                                      1,199               23,534               0.0%
    Okabe Co., Ltd.                                                                  3,700               34,783               0.1%
    Oki Electric Industry Co., Ltd.                                                 75,000              174,259               0.3%
    Okinawa Cellular Telephone Co.                                                     600               16,229               0.0%
#   OSAKA Titanium Technologies Co., Ltd.                                            2,100               40,839               0.1%
    OSG Corp.                                                                        8,100              132,080               0.2%
    Pal Co., Ltd.                                                                      900               27,067               0.0%
    Paramount Bed Holdings Co., Ltd.                                                 1,800               51,196               0.1%
#   Penta-Ocean Construction Co., Ltd.                                              27,000               88,244               0.1%
    Pigeon Corp.                                                                     3,400              211,947               0.3%
    Pilot Corp.                                                                      1,600               89,834               0.1%
*   Pioneer Corp.                                                                   31,600               82,906               0.1%
    Plenus Co., Ltd.                                                                 1,800               32,377               0.1%
    Pressance Corp.                                                                    800               22,483               0.0%
    Prima Meat Packers, Ltd.                                                        14,000               32,995               0.1%
    Psc, Inc.                                                                          300               15,661               0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
#   Raito Kogyo Co., Ltd.                                                            5,300    $          51,831               0.1%
    Relo Holdings, Inc.                                                              1,000               70,753               0.1%
#   Resorttrust, Inc.                                                                7,200              173,583               0.3%
    Ringer Hut Co., Ltd.                                                             1,000               15,448               0.0%
    Riso Kagaku Corp.                                                                1,200               36,287               0.1%
    Rohto Pharmaceutical Co., Ltd.                                                  10,500              152,310               0.2%
    Roland DG Corp.                                                                    900               37,989               0.1%
    Round One Corp.                                                                  5,300               31,975               0.1%
    Royal Holdings Co., Ltd.                                                         2,100               33,531               0.1%
    S Foods, Inc.                                                                      700               14,634               0.0%
    Sac's Bar Holdings, Inc.                                                           900               12,971               0.0%
    Sakata INX Corp.                                                                 2,000               20,466               0.0%
#   San-A Co., Ltd.                                                                  1,300               43,821               0.1%
    Sanden Corp.                                                                    12,000               69,207               0.1%
#*  Sanix, Inc.                                                                      2,500               11,487               0.0%
    Sanken Electric Co., Ltd.                                                       12,000               94,248               0.1%
    Sankyu, Inc.                                                                    29,000              134,075               0.2%
    Sanwa Holdings Corp.                                                            21,000              145,614               0.2%
    Sanyo Denki Co., Ltd.                                                            5,000               35,757               0.1%
    Sapporo Holdings, Ltd.                                                          34,000              147,146               0.2%
    Sato Holdings Corp.                                                              2,400               63,212               0.1%
#   Seiko Holdings Corp.                                                            14,000               69,769               0.1%
#   Senko Co., Ltd.                                                                  5,000               21,267               0.0%
    Seria Co., Ltd.                                                                  1,700               71,393               0.1%
#   Shibuya Kogyo Co., Ltd.                                                          1,100               27,441               0.0%
    Shindengen Electric Manufacturing Co., Ltd.                                      6,000               39,086               0.1%
    Ship Healthcare Holdings, Inc.                                                   3,400               79,581               0.1%
    Shochiku Co., Ltd.                                                               9,000               84,443               0.1%
    Siix Corp.                                                                         600               10,420               0.0%
    SMK Corp.                                                                        4,000               16,071               0.0%
#   SMS Co., Ltd.                                                                      400               11,646               0.0%
    Sogo Medical Co., Ltd.                                                             100                4,775               0.0%
#   Sparx Group Co., Ltd.                                                            3,500                7,058               0.0%
    St Marc Holdings Co., Ltd.                                                         800               41,825               0.1%
    Starbucks Coffee Japan, Ltd.                                                     1,500               19,607               0.0%
    Start Today Co., Ltd.                                                            1,300               28,128               0.0%
    Starts Corp., Inc.                                                               1,500               22,398               0.0%
    Sumitomo Densetsu Co., Ltd.                                                        800                9,892               0.0%
#*  Sumitomo Mitsui Construction Co., Ltd.                                          72,500               86,751               0.1%
    Sumitomo Osaka Cement Co., Ltd.                                                 42,000              131,292               0.2%
    Sumitomo Real Estate Sales Co., Ltd.                                             1,400               32,239               0.1%
    Sumitomo Seika Chemicals Co., Ltd.                                               4,000               24,539               0.0%
#   Sun Frontier Fudousan Co., Ltd.                                                  1,900               20,853               0.0%
    T-Gaia Corp.                                                                     1,700               16,996               0.0%
#   Tabuchi Electric Co., Ltd.                                                       1,500               13,166               0.0%
    Tadano, Ltd.                                                                    11,000              164,432               0.3%
    Taiyo Holdings Co., Ltd.                                                         1,500               48,883               0.1%
    Taiyo Yuden Co., Ltd.                                                           10,300              105,880               0.2%
    Takara Leben Co., Ltd.                                                           6,000               25,425               0.0%
#   Takeei Corp.                                                                     1,400               13,264               0.0%
    Takeuchi Manufacturing Co., Ltd.                                                   800               33,627               0.1%
    Takuma Co., Ltd.                                                                 5,000               31,923               0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
JAPAN -- (Continued)
    Tamron Co., Ltd.                                                                 1,900    $          37,610               0.1%
#   Tatsuta Electric Wire and Cable Co., Ltd.                                        4,200               21,238               0.0%
    Tocalo Co., Ltd.                                                                   700               13,205               0.0%
#*  Toho Titanium Co., Ltd.                                                          1,300                8,305               0.0%
    Tokai Corp/Gifu                                                                    400               12,035               0.0%
    TOKAI Holdings Corp.                                                             8,100               39,457               0.1%
#   Token Corp.                                                                        640               28,978               0.1%
#   Tokyo Dome Corp.                                                                19,000               80,943               0.1%
#*  Tokyo Rope Manufacturing Co., Ltd.                                               2,000                3,109               0.0%
    Tokyo Seimitsu Co., Ltd.                                                         3,700               60,208               0.1%
#   Tomy Co., Ltd.                                                                   5,200               26,899               0.0%
    Topcon Corp.                                                                     4,800              112,705               0.2%
    Toshiba Plant Systems & Services Corp.                                           3,500               58,584               0.1%
    Toshiba TEC Corp.                                                               12,000               84,682               0.1%
    Totetsu Kogyo Co., Ltd.                                                          2,200               49,837               0.1%
#   Towa Pharmaceutical Co., Ltd.                                                      700               30,905               0.1%
    Toyo Construction Co., Ltd.                                                      2,700               12,717               0.0%
    Toyo Tire & Rubber Co., Ltd.                                                     7,500              123,722               0.2%
    Toyobo Co., Ltd.                                                                91,000              130,985               0.2%
#   TPR Co., Ltd.                                                                    1,700               40,300               0.1%
#   Trancom Co., Ltd.                                                                  600               25,074               0.0%
    Transcosmos, Inc.                                                                1,700               31,790               0.1%
    TS Tech Co., Ltd.                                                                3,000               73,736               0.1%
    Tsubakimoto Chain Co.                                                           15,000              118,324               0.2%
#   Tsugami Corp.                                                                    2,000               10,270               0.0%
    Tsukui Corp.                                                                       900                8,701               0.0%
#   Tsumura & Co.                                                                    5,900              132,017               0.2%
#   UACJ Corp.                                                                      26,000               95,787               0.2%
#*  Ulvac, Inc.                                                                      4,300               53,546               0.1%
    United Arrows, Ltd.                                                              2,100               78,698               0.1%
#*  Unitika, Ltd.                                                                   21,000                9,308               0.0%
#*  Usen Corp.                                                                       8,350               26,242               0.0%
    Valor Co., Ltd.                                                                  3,200               51,871               0.1%
#   VT Holdings Co., Ltd.                                                            3,300               13,032               0.0%
#   Wacom Co., Ltd.                                                                 15,100               57,936               0.1%
    Wakachiku Construction Co., Ltd.                                                 6,000               12,136               0.0%
    WATAMI Co., Ltd.                                                                 1,500               17,538               0.0%
#   Welcia Holdings Co., Ltd.                                                        1,800               60,133               0.1%
#   West Holdings Corp.                                                              1,300               12,101               0.0%
    Yahagi Construction Co., Ltd.                                                    1,300                9,842               0.0%
    YAMABIKO Corp.                                                                     900               35,648               0.1%
    Yamazen Corp.                                                                    1,400               10,902               0.0%
    Yaoko Co., Ltd.                                                                    900               55,288               0.1%
    Yellow Hat, Ltd.                                                                 1,200               25,686               0.0%
#   Yomiuri Land Co., Ltd.                                                           3,000               13,271               0.0%
    Yoshinoya Holdings Co., Ltd.                                                     3,700               42,390               0.1%
    Yuasa Trading Co., Ltd.                                                          1,499               28,275               0.0%
#   Yumeshin Holdings Co., Ltd.                                                      1,500               10,639               0.0%
#   Zenrin Co., Ltd.                                                                 1,700               20,899               0.0%
#   Zensho Holdings Co., Ltd.                                                       11,100              100,759               0.2%
                                                                                              -----------------    --------------
TOTAL JAPAN                                                                                          15,111,037              23.0%
                                                                                              -----------------    --------------

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
NETHERLANDS -- (1.8%)
    Aalberts Industries NV                                                          11,760    $         313,472               0.5%
*   AMG Advanced Metallurgical Group NV                                              1,976               16,318               0.0%
    Amsterdam Commodities NV                                                         1,361               30,585               0.0%
    Arcadis NV                                                                       6,575              202,268               0.3%
    Beter Bed Holding NV                                                               659               13,567               0.0%
    Brunel International NV                                                          2,302               51,742               0.1%
    Exact Holding NV                                                                   959               37,771               0.1%
    Kendrion NV                                                                        734               20,492               0.0%
    Nutreco NV                                                                       8,223              411,869               0.6%
    Sligro Food Group NV                                                             2,830              104,486               0.2%
    TKH Group NV                                                                     4,208              127,498               0.2%
                                                                                              -----------------    --------------
TOTAL NETHERLANDS                                                                                     1,330,068               2.0%
                                                                                              -----------------    --------------
NEW ZEALAND -- (0.9%)
*   a2 Milk Co., Ltd.                                                                7,609                3,482               0.0%
*   Diligent Board Member Services, Inc.                                             1,244                4,641               0.0%
#   Fisher & Paykel Healthcare Corp., Ltd.                                          59,412              259,631               0.4%
#   Freightways, Ltd.                                                               10,504               46,908               0.1%
    Mainfreight, Ltd.                                                                7,422               92,197               0.1%
    NZX, Ltd.                                                                       13,154               12,243               0.0%
    Ryman Healthcare, Ltd.                                                           9,833               58,218               0.1%
    SKYCITY Entertainment Group, Ltd.                                               60,278              184,294               0.3%
#   Warehouse Group, Ltd. (The)                                                      3,001                7,269               0.0%
                                                                                              -----------------    --------------
TOTAL NEW ZEALAND                                                                                       668,883               1.0%
                                                                                              -----------------    --------------
NORWAY -- (1.2%)
    American Shipping ASA                                                            1,641               10,709               0.0%
#   Atea ASA                                                                         6,186               67,634               0.1%
    Bakkafrost P/F                                                                   3,041               74,356               0.1%
*   Electromagnetic GeoServices                                                        790                  421               0.0%
#   Hexagon Composites ASA                                                           3,240               13,483               0.0%
    Leroey Seafood Group ASA                                                           910               34,425               0.1%
#*  Nordic Semiconductor ASA                                                        11,766               66,284               0.1%
#*  Norwegian Air Shuttle ASA                                                        3,145              101,546               0.2%
    Opera Software ASA                                                              10,108              126,583               0.2%
    Prosafe SE                                                                      23,384              106,983               0.2%
    Salmar ASA                                                                       5,005               90,173               0.1%
    Tomra Systems ASA                                                               14,249              106,743               0.2%
    Veidekke ASA                                                                     8,895               86,393               0.1%
                                                                                              -----------------    --------------
TOTAL NORWAY                                                                                            885,733               1.4%
                                                                                              -----------------    --------------
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                                    4,416               12,347               0.0%
    Mota-Engil SGPS SA                                                               6,670               35,000               0.1%
    NOS SGPS                                                                        18,691              107,232               0.2%
#   Portugal Telecom SGPS SA                                                        46,437               76,059               0.1%
                                                                                              -----------------    --------------
TOTAL PORTUGAL                                                                                          230,638               0.4%
                                                                                              -----------------    --------------
SINGAPORE -- (1.1%)
    Boustead Singapore, Ltd.                                                        22,000               31,474               0.1%
    CSE Global, Ltd.                                                                16,000                8,406               0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SINGAPORE -- (Continued)
    CWT, Ltd.                                                                       26,000    $          32,703               0.1%
#   Ezion Holdings, Ltd.                                                            67,680               79,699               0.1%
    First Resources, Ltd.                                                           17,000               27,541               0.0%
    Fragrance Group, Ltd.                                                           47,000                7,857               0.0%
#   Hyflux, Ltd.                                                                    35,000               27,539               0.0%
    Lian Beng Group, Ltd.                                                           23,000               12,361               0.0%
    M1, Ltd.                                                                        21,000               57,045               0.1%
#   Nam Cheong, Ltd.                                                                80,000               24,608               0.0%
    OSIM International, Ltd.                                                        24,000               34,767               0.1%
    Oxley Holdings, Ltd.                                                            28,000               11,891               0.0%
    Petra Foods, Ltd.                                                               20,000               59,280               0.1%
    Raffles Medical Group, Ltd.                                                     25,221               74,668               0.1%
    Sheng Siong Group, Ltd.                                                         45,000               23,470               0.0%
    Singapore Post, Ltd.                                                            74,000              113,580               0.2%
#   Super Group, Ltd.                                                               32,000               29,450               0.1%
#   Swissco Holdings, Ltd.                                                          37,000               23,500               0.0%
#   United Envirotech, Ltd.                                                         46,000               52,508               0.1%
*   Vard Holdings, Ltd.                                                             34,000               18,182               0.0%
    Venture Corp., Ltd.                                                             17,000              102,398               0.2%
                                                                                              -----------------    --------------
TOTAL SINGAPORE                                                                                         852,927               1.3%
                                                                                              -----------------    --------------
SPAIN -- (2.2%)
#   Abengoa SA Class B                                                              44,398              187,654               0.3%
    Bolsas y Mercados Espanoles SA                                                   8,490              323,015               0.5%
    Cie Automotive SA                                                                2,863               38,842               0.1%
    Distribuidora Internacional de Alimentacion SA                                  12,882               81,849               0.1%
    Duro Felguera SA                                                                 5,839               26,448               0.1%
    Elecnor SA                                                                       1,783               19,887               0.0%
#*  Fomento de Construcciones y Contratas SA                                         5,162               94,964               0.2%
*   Jazztel P.L.C.                                                                  21,422              342,486               0.5%
    Prosegur Cia de Seguridad SA                                                    25,718              151,060               0.2%
    Tecnicas Reunidas SA                                                             3,157              155,524               0.2%
    Vidrala SA                                                                         350               13,905               0.0%
    Viscofan SA                                                                      3,217              189,162               0.3%
*   Zeltia SA                                                                        7,813               25,497               0.0%
                                                                                              -----------------    --------------
TOTAL SPAIN                                                                                           1,650,293               2.5%
                                                                                              -----------------    --------------
SWEDEN -- (2.2%)
    AddTech AB Class B                                                               5,937               84,153               0.1%
    Avanza Bank Holding AB                                                           1,534               48,878               0.1%
    Axfood AB                                                                        1,613               99,256               0.2%
#   Axis Communications AB                                                           3,903              106,694               0.2%
    BioGaia AB Class B                                                                 591               15,059               0.0%
    Clas Ohlson AB Class B                                                           2,581               44,481               0.1%
    Concentric AB                                                                    4,270               52,247               0.1%
    Hexpol AB                                                                        2,994              265,260               0.4%
    Industrial & Financial Systems Class B                                             376               11,708               0.0%
    Indutrade AB                                                                     2,875              116,097               0.2%
    Intrum Justitia AB                                                               9,133              271,996               0.4%
    JM AB                                                                            2,310               74,664               0.1%
    Lagercrantz AB Class B                                                           1,041               19,733               0.0%
    Net Entertainment NE AB                                                          2,231               68,940               0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
SWEDEN -- (Continued)
#   Oriflame Cosmetics SA                                                            3,313    $          57,912               0.1%
*   Rezidor Hotel Group AB                                                           6,746               29,456               0.1%
    Securitas AB Class B                                                             5,417               59,942               0.1%
    Sweco AB Class B                                                                 5,917               82,422               0.1%
    Unibet Group P.L.C.                                                              2,788              160,700               0.2%
    Vitrolife AB                                                                       620               12,553               0.0%
                                                                                              -----------------    --------------
TOTAL SWEDEN                                                                                          1,682,151               2.6%
                                                                                              -----------------    --------------
SWITZERLAND -- (4.3%)
    ams AG                                                                           6,043              216,696               0.3%
    APG SGA SA                                                                         186               54,158               0.1%
    Ascom Holding AG                                                                 3,292               48,321               0.1%
    Autoneum Holding AG                                                                303               50,491               0.1%
    Belimo Holding AG                                                                   48              119,133               0.2%
    Bossard Holding AG Class A                                                         573               58,078               0.1%
    Bucher Industries AG                                                               624              158,504               0.2%
    Burckhardt Compression Holding AG                                                  294              125,961               0.2%
    Burkhalter Holding AG                                                              281               23,807               0.0%
    Coltene Holding AG                                                                 184               11,438               0.0%
#   DKSH Holding AG                                                                  2,579              190,690               0.3%
*   Dufry AG                                                                         2,064              297,567               0.5%
    Forbo Holding AG                                                                    19               19,736               0.0%
#   Galenica AG                                                                        269              230,191               0.4%
    Gategroup Holding AG                                                             2,132               48,041               0.1%
    Georg Fischer AG                                                                   418              241,426               0.4%
    Implenia AG                                                                        122                6,578               0.0%
    Inficon Holding AG                                                                 138               43,055               0.1%
    Interroll Holding AG                                                                21               11,941               0.0%
    Kaba Holding AG Class B                                                            296              141,124               0.2%
    Kardex AG                                                                          456               20,629               0.0%
    Kuoni Reisen Holding AG                                                             80               21,810               0.0%
#   LEM Holding SA                                                                      63               47,278               0.1%
*   Mobilezone Holding AG                                                            1,731               18,432               0.0%
    Nobel Biocare Holding AG                                                        12,820              227,054               0.4%
    OC Oerlikon Corp. AG                                                             7,200               91,102               0.1%
    Panalpina Welttransport Holding AG                                               1,214              157,264               0.2%
    Rieter Holding AG                                                                   92               16,990               0.0%
    Schaffner Holding AG                                                                15                4,342               0.0%
    Straumann Holding AG                                                               772              190,070               0.3%
    Temenos Group AG                                                                 7,137              249,177               0.4%
    U-Blox AG                                                                          594               80,299               0.1%
                                                                                              -----------------    --------------
TOTAL SWITZERLAND                                                                                     3,221,383               4.9%
                                                                                              -----------------    --------------
UNITED KINGDOM -- (17.9%)
    4imprint Group P.L.C.                                                            1,211               15,223               0.0%
    888 Holdings P.L.C.                                                              6,410               13,141               0.0%
    Ashmore Group P.L.C.                                                            36,061              184,142               0.3%
    Ashtead Group P.L.C.                                                            25,048              419,660               0.6%
    Aveva Group P.L.C.                                                               5,965              146,365               0.2%
    Avon Rubber P.L.C.                                                                 285                3,056               0.0%
    Berendsen P.L.C.                                                                18,577              300,819               0.5%
    Betfair Group P.L.C.                                                             7,733              149,850               0.2%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Brammer P.L.C.                                                                   9,078    $          47,164               0.1%
    Brewin Dolphin Holdings P.L.C.                                                  23,242              105,846               0.2%
    British Polythene Industries P.L.C.                                              1,060               10,980               0.0%
    Britvic P.L.C.                                                                  26,890              293,182               0.5%
    Cable & Wireless Communications P.L.C.                                         262,070              202,520               0.3%
*   Carpetright P.L.C.                                                               1,887                9,395               0.0%
    Cobham P.L.C.                                                                   69,733              325,282               0.5%
    Croda International P.L.C.                                                      16,454              604,953               0.9%
    Daily Mail & General Trust P.L.C.                                               28,351              358,739               0.6%
    Devro P.L.C.                                                                     3,942               17,188               0.0%
    Dignity P.L.C.                                                                   5,263              132,320               0.2%
    Domino's Pizza Group P.L.C.                                                     14,321              145,883               0.2%
    Dunelm Group P.L.C.                                                              9,007              121,491               0.2%
    Electrocomponents P.L.C.                                                        46,194              169,863               0.3%
    Essentra P.L.C.                                                                 25,268              278,205               0.4%
    Euromoney Institutional Investor P.L.C.                                          3,159               53,220               0.1%
    Fidessa Group P.L.C.                                                             3,672              137,550               0.2%
    G4S P.L.C.                                                                      65,120              266,552               0.4%
    Go-Ahead Group P.L.C.                                                            4,192              165,051               0.3%
    Greencore Group P.L.C.                                                          41,385              173,652               0.3%
    Greggs P.L.C.                                                                    1,073               10,408               0.0%
    Halma P.L.C.                                                                    41,161              410,701               0.6%
    Hays P.L.C.                                                                    146,138              288,623               0.4%
    Hikma Pharmaceuticals P.L.C.                                                    12,543              380,435               0.6%
    Hilton Food Group P.L.C.                                                           327                1,960               0.0%
    Homeserve P.L.C.                                                                21,789              120,388               0.2%
    Howden Joinery Group P.L.C.                                                     67,878              372,422               0.6%
    ICAP P.L.C.                                                                      5,446               36,563               0.1%
    IG Group Holdings P.L.C.                                                        39,385              379,571               0.6%
    Inmarsat P.L.C.                                                                 40,655              446,387               0.7%
    ITE Group P.L.C.                                                                22,499               61,388               0.1%
    J D Wetherspoon P.L.C.                                                           7,955              107,552               0.2%
    Jardine Lloyd Thompson Group P.L.C.                                             13,051              198,991               0.3%
    JD Sports Fashion P.L.C.                                                         3,456               25,558               0.0%
    John Menzies P.L.C.                                                              3,685               29,234               0.0%
    Kcom Group P.L.C.                                                               47,434               70,624               0.1%
    Kier Group P.L.C.                                                                4,998              119,195               0.2%
    Ladbrokes P.L.C.                                                                92,986              176,121               0.3%
    LSL Property Services P.L.C.                                                     2,784               13,946               0.0%
    Michael Page International P.L.C.                                               29,800              185,805               0.3%
    Micro Focus International P.L.C.                                                 6,831              108,828               0.2%
    Mitie Group P.L.C.                                                               8,306               40,074               0.1%
    Moneysupermarket.com Group P.L.C.                                               27,838               89,429               0.1%
    Morgan Advanced Materials P.L.C.                                                27,682              125,150               0.2%
*   Mothercare P.L.C.                                                                6,011               16,828               0.0%
    NCC Group P.L.C.                                                                 5,700               17,985               0.0%
    Oxford Instruments P.L.C.                                                        4,649               80,556               0.1%
    Pace P.L.C.                                                                     28,348              157,599               0.2%
    PayPoint P.L.C.                                                                  5,128               70,788               0.1%
    Photo-Me International P.L.C.                                                    5,407               11,419               0.0%
    Premier Farnell P.L.C.                                                          31,682               96,225               0.2%
    QinetiQ Group P.L.C.                                                            66,925              216,911               0.3%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                                     PERCENTAGE
                                                                              SHARES               VALUE++         OF NET ASSETS**
                                                                        ------------------    -----------------    ---------------
UNITED KINGDOM -- (Continued)
    Regus P.L.C.                                                                    67,828    $         214,882               0.3%
    Restaurant Group P.L.C. (The)                                                   20,937              226,841               0.3%
    Rotork P.L.C.                                                                    9,409              385,688               0.6%
    RPC Group P.L.C.                                                                18,758              163,836               0.3%
    Senior P.L.C.                                                                   44,036              189,033               0.3%
*   Skyepharma P.L.C.                                                                2,111               11,903               0.0%
    Spirax-Sarco Engineering P.L.C.                                                  7,765              354,814               0.5%
*   Sports Direct International P.L.C.                                               9,111               94,102               0.1%
    Stagecoach Group P.L.C.                                                         45,378              281,270               0.4%
    Sthree P.L.C.                                                                    5,297               26,248               0.0%
    Synthomer P.L.C.                                                                10,618               34,527               0.1%
    TalkTalk Telecom Group P.L.C.                                                   56,939              274,046               0.4%
    Tate & Lyle P.L.C.                                                               9,816               95,000               0.1%
    Ted Baker P.L.C.                                                                 2,311               72,162               0.1%
    Telecity Group P.L.C.                                                           21,710              268,095               0.4%
    Telecom Plus P.L.C.                                                              5,193              117,357               0.2%
*   Thomas Cook Group P.L.C.                                                       154,567              307,954               0.5%
    UBM P.L.C.                                                                      26,277              239,524               0.4%
    Ultra Electronics Holdings P.L.C.                                                7,134              199,504               0.3%
    Victrex P.L.C.                                                                   6,304              171,241               0.3%
    WH Smith P.L.C.                                                                 13,431              242,494               0.4%
    WS Atkins P.L.C.                                                                10,408              226,281               0.3%
    XP Power, Ltd.                                                                     307                6,964               0.0%
                                                                                              -----------------    --------------
TOTAL UNITED KINGDOM                                                                                 13,522,722              20.6%
                                                                                              -----------------    --------------
UNITED STATES -- (0.0%)
*   Endo International P.L.C.                                                          327               21,850               0.0%
                                                                                              -----------------    --------------
TOTAL COMMON STOCKS                                                                                  65,414,866              99.6%
                                                                                              -----------------    --------------
RIGHTS/WARRANTS -- (0.0%)

PORTUGAL -- (0.0%)
*   Mota-Engil SGPS SA Rights 12/31/49                                               4,405                   --               0.0%
                                                                                              -----------------    --------------
SPAIN -- (0.0%)
*   Vidrala SA Rights 11/13/14                                                         350                  683               0.0%
                                                                                              -----------------    --------------
TOTAL RIGHTS/WARRANTS                                                                                       683               0.0%
                                                                                              -----------------    --------------

                                                                                                   VALUE+
                                                                                              -----------------
SECURITIES LENDING COLLATERAL -- (13.2%)
(S)@ DFA Short Term Investment Fund                                                857,741            9,924,067              15.1%
                                                                                              -----------------    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $73,047,727)                                              $      75,339,616             114.7%
                                                                                              =================    ==============

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                     -----------------------------------------------------------------------------
                                                          LEVEL 1            LEVEL 2             LEVEL 3              TOTAL
                                                     -----------------  ------------------  -----------------  -------------------
Common Stocks
    Australia                                        $          31,548  $        4,296,676                 --  $         4,328,224
    Austria                                                         --             399,123                 --              399,123
    Belgium                                                         --             588,709                 --              588,709
    Canada                                                   6,758,110                  --                 --            6,758,110
    Denmark                                                         --           1,106,759                 --            1,106,759
    Finland                                                         --           1,592,312                 --            1,592,312
    France                                                          --           3,039,967                 --            3,039,967
    Germany                                                         --           3,247,937                 --            3,247,937
    Hong Kong                                                   13,720           2,232,139                 --            2,245,859
    Ireland                                                         --             390,570                 --              390,570
    Israel                                                          --             427,176                 --              427,176
    Italy                                                           --           2,112,435                 --            2,112,435
    Japan                                                       36,679          15,074,358                 --           15,111,037
    Netherlands                                                     --           1,330,068                 --            1,330,068
    New Zealand                                                     --             668,883                 --              668,883
    Norway                                                          --             885,733                 --              885,733
    Portugal                                                        --             230,638                 --              230,638
    Singapore                                                       --             852,927                 --              852,927
    Spain                                                           --           1,650,293                 --            1,650,293
    Sweden                                                          --           1,682,151                 --            1,682,151
    Switzerland                                                     --           3,221,383                 --            3,221,383
    United Kingdom                                              16,828          13,505,894                 --           13,522,722
    United States                                               21,850                  --                 --               21,850
Rights/Warrants
    Portugal                                                        --                  --                 --                   --
    Spain                                                           --                 683                 --                  683
Securities Lending Collateral                                       --           9,924,067                 --            9,924,067
                                                     -----------------  ------------------  -----------------  -------------------
TOTAL                                                $       6,878,735  $       68,460,881                 --  $        75,339,616
                                                     =================  ==================  =================  ===================

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

 (a)(1)Code of Ethics is filed herewith.

 (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

 (a)(3)This item is not applicable.

    (b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.


By:  /s/ David G. Booth
     --------------------------
     David G. Booth
     Chairman, Director,
     President and
     Co-Chief Executive Officer

Date: January 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ David G. Booth
     --------------------------
     David G. Booth
     Principal Executive
     Officer
     DFA Investment Dimensions
     Group Inc.

Date: January 5, 2015


By:  /s/ David R. Martin
     --------------------------
     David R. Martin
     Principal Financial
     Officer
     DFA Investment Dimensions
     Group Inc.

Date: January 5, 2015